16004980

1-5069

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM SE

FORM FOR SUBMISSION OF PAPER FORMAT EXHIBITS
BY EDGAR ELECTRONIC FILERS

Bolivarian Republic of Venezuela	0000103198
Exact name of registrant as specified in charter	Registrant CIK Number
Exhibit C to Form 18-K for fiscal year ended December 31, 2015	N/A
Electronic report, schedule or registration statement of which the documents are a part (give period of report)	SEC file number, if available

S-
(Series identifier(s) and names(s), if applicable; add more lines as needed)

C-
(Class (contract) identifier(s) and names(s), if applicable; add more lines as needed)

Fiscal year ended December 31, 2015
Report period (if applicable)

Name of person filing this exhibit (if other than the registrant)

Identify the provision of Regulation S-T (§232 of this chapter) under which this exhibit is being filed in paper (check only one):

___ Rule 201 (Temporary Hardship Exemption)

___ Rule 202 (Continuing Hardship Exemption)

X Rule 311 (Permitted Paper Exhibit)

SIGNATURES

The Registrant has duly caused this form to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Caracas, Venezuela, on the 28th of September, 2016.

Bolivarian Republic of Venezuela
(Registrant)

By:

Name: Rodolfo Medina del Río

Title: Minister of Popular Power for Banking and Finance of the Bolivarian Republic of Venezuela

EXPLANATORY NOTE

The sole purpose of this submission on Form SE is to file with the Securities and Exchange Commission Exhibit C to the Bolivarian Republic of Venezuela's Annual Report on Form 18-K for the year ended December 31, 2015 pursuant to Rule 306(c) of Regulation S-T under the Securities Act of 1933, as amended.

EXHIBIT INDEX

Exhibit

C. Copy of the 2016 Annual Budget of the Bolivarian Republic of Venezuela (in Spanish).

Exhibit C to the Annual Report on Form 18-K of the Bolivarian Republic of Venezuela

2016 Annual Budget Vol. 1 of 8

REPÚBLICA BOLIVARIANA
DE VENEZUELA

DISTRIBUCION GENERAL DE LA LEY DE PRESUPUESTO DE EGRESOS PARA EL EJERCICIO ECONÓMICO FINANCIERO 2016

GACETA OFICIAL
DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

AÑO CXLIII –MES II **Caracas, 1° de diciembre de 2015** **Número 6.205 Extraordinario**

SUMARIO

Presidencia de la República

Decreto N°2.135, mediante el cual se dicta la Distribución General del Presupuesto de Egresos para el Ejercicio Económico Financiero 2016

PRESIDENCIA DE LA REPÚBLICA

Decreto N°2.135 1° de diciembre de 2015

NICOLÁS MADURO MOROS

Presidente de la República

En ejercicio de las atribuciones que le confieren los numerales 2 y 11 del artículo 236 de la Constitución de la República Bolivariana de Venezuela, y el artículo 47 del Decreto con Rango, Valor y Fuerza de Ley Orgánica de la Administración Financiera del Sector Público, en concordancia con lo establecido en los artículos 1 y 6 de la Ley de Presupuesto para el Ejercicio Económico Financiero 2016, y 23 de las Normas sobre las Fundaciones, Asociaciones y Sociedades Civiles del Estado y el Control de los Aportes Públicos a las Instituciones Privadas Similares; en Consejo de Ministros;

DECRETA

la siguiente,

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS PARA EL EJERCICIO ECONÓMICO FINANCIERO 2016

Artículo 1. La siguiente Distribución General del Presupuesto de Egresos, contiene los límites máximos de las autorizaciones para comprometer y causar gastos previstos en la Ley de Presupuesto para el Ejercicio Económico Financiero 2016, sin perjuicio de la desagregación de los créditos presupuestarios a nivel de proyectos, acciones centralizadas, acciones específicas y otras categorías equivalentes, partidas, subpartidas genéricas, específicas y subespecíficas, que se incluyen en ella y que con fines informativos se desarrollan en el artículo 9 de este Decreto.

Artículo 2. Los servicios autónomos o servicios desconcentrados, sin personalidad jurídica, suministrarán a la Oficina Nacional de Presupuesto y a la Oficina Nacional del Tesoro información trimestral acerca de las recaudaciones y liquidaciones de los ingresos producto de su gestión.

La Oficina Nacional del Tesoro se abstendrá de transferir los recursos asignados a los servicios autónomos o servicios desconcentrados, sin personalidad jurídica, a que se refiere este artículo, en caso de verificarse el incumplimiento de la obligación de informar.

Los órganos y entes que ejerzan control jerárquico sobre servicios autónomos o servicios desconcentrados, sin personalidad jurídica, velarán porque la programación de los compromisos y desembolsos de estos últimos se ajuste a sus disponibilidades.

Artículo 3. La Oficina Nacional de Crédito Público, informará a la Oficina Nacional de Contabilidad Pública y a la Oficina Nacional de Presupuesto, acerca de las reprogramaciones de la Ley Especial de Endeudamiento Anual, autorizadas por la Asamblea Nacional, así como del cambio de destino de los recursos asignados en la Ley de Presupuesto para el Ejercicio Económico Financiero 2016, que sean aprobados por el Presidente de la República en Consejo de Ministros.

Igualmente, la Oficina Nacional de Crédito Público informará mensualmente a las mencionadas Oficinas Nacionales, sobre las operaciones de crédito público que realice y que sirvan de fuente financiera de la Ley de Presupuesto para el Ejercicio Económico Financiero 2016; así como, sobre la situación financiera de los proyectos por endeudamiento contemplados en dicha Ley, cuya fuente financiera provenga de la Ley Especial de Endeudamiento Anual para el Ejercicio Económico Financiero 2016.

Artículo 4. Durante la ejecución presupuestaria, los órganos y entes públicos encargados de la liquidación y recaudación de los ingresos y demás fuentes financieras de la República, del Distrito Capital y del Territorio Insular Francisco de Miranda, remitirán a la Oficina Nacional de Contabilidad Pública y a la Oficina Nacional de Presupuesto, en un plazo que no excederá de cinco (5) días hábiles contados a partir del último día de cada mes, los resultados de los señalados conceptos, conforme a las instrucciones que a tal efecto, conjunta o separadamente, dicten estas Oficinas Nacionales en el ámbito de sus competencias.

Artículo 5. Las Fundaciones, Asociaciones y Sociedades Civiles del Estado podrán recibir aportes directamente tanto del sector privado como de cualquiera de los órganos y entes del sector público.

Artículo 6. Los órganos de la Administración Pública Central y sus entes descentralizados funcionalmente sin fines empresariales adscritos, remitirán al Ministerio del Poder Popular con competencia en materia de Planificación, antes del quince (15) de marzo de 2016, los Registros de Asignación de Cargos para su aprobación.

Artículo 7. Los viajes al exterior en misiones oficiales, de los funcionarios de alto nivel de los órganos de la Administración Central y de las máximas autoridades de los entes descentralizados funcionalmente de la República adscritos a éstos, sólo podrán realizarse previa aprobación del Ministro respectivo y ajustados a la normativa aplicable en materia de viáticos.

Artículo 8. Los órganos de la República y sus entes descentralizados funcionalmente, informarán al Ministerio del Poder Popular con competencia en materia de Finanzas sobre la suscripción de los contratos de arrendamiento de inmuebles y servicios básicos en los cuales se establezca un pago fijo periódico y posterior conciliación; así como la efectiva ordenación y pago de los mismos conforme a la periodicidad acordada. A tales efectos, el Ministerio del Poder Popular con competencia en materia de Finanzas mantendrá una coordinación con los ministerios competentes por la materia en la regulación o rectoría de los respectivos servicios, a fin de establecer procedimientos de control, seguimiento y compensación en el consumo y pago del correspondiente servicio.

Artículo 9. La desagregación de los créditos presupuestarios a nivel de proyectos, acciones centralizadas, acciones específicas y otras categorías equivalentes, partidas, subpartidas genéricas, específicas y subespecíficas, para el Ejercicio Económico Financiero 2016, de los órganos de la República, del Distrito Capital y del Territorio Insular Francisco de Miranda será la siguiente:

Resumen Nacional

RESUMEN NACIONAL

Presupuesto: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**225.071.067.760**	**0**	**0**	**0**	**0**	**225.071.067.760**
401	01	00	00	Sueldos, salarios y otras retribuciones	78.917.105.419	0	0	0	0	78.917.105.419
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	38.893.698.019	0	0	0	0	38.893.698.019
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	54.534.526	0	0	0	0	54.534.526
401	01	03	00	Suplencias a empleados	409.248.114	0	0	0	0	409.248.114
401	01	09	00	Remuneraciones al personal en período de disponibilidad	3.233.365	0	0	0	0	3.233.365
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	10.340.851.582	0	0	0	0	10.340.851.582
401	01	12	00	Salarios a obreros en puestos no permanentes	242.461.569	0	0	0	0	242.461.569
401	01	13	00	Suplencias a obreros	397.031.505	0	0	0	0	397.031.505
401	01	18	00	Remuneraciones al personal contratado	6.145.328.069	0	0	0	0	6.145.328.069
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	5.924.166.517	0	0	0	0	5.924.166.517
401	01	18	02	Remuneraciones por honorarios profesionales	221.161.552	0	0	0	0	221.161.552
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	78.016.184	0	0	0	0	78.016.184
401	01	20	00	Sueldo del personal militar profesional	9.872.104.695	0	0	0	0	9.872.104.695
401	01	21	00	Sueldo o ración del personal militar no profesional	7.140.382.137	0	0	0	0	7.140.382.137
401	01	29	00	Dietas	1.987.440	0	0	0	0	1.987.440
401	01	30	00	Retribución al personal de reserva	21.000.000	0	0	0	0	21.000.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	107.820.369	0	0	0	0	107.820.369
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	215.872.725	0	0	0	0	215.872.725
401	01	37	00	Dietas de los altos funcionarios y altas funcionarias del poder público y de elección popular	2.832.000	0	0	0	0	2.832.000
401	01	99	00	Otras retribuciones	4.990.703.120	0	0	0	0	4.990.703.120
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	5.811.318.438	0	0	0	0	5.811.318.438
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.710.539.918	0	0	0	0	3.710.539.918
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	2.044.368	0	0	0	0	2.044.368
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	2.096.514.747	0	0	0	0	2.096.514.747
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	227.765	0	0	0	0	227.765
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	1.991.640	0	0	0	0	1.991.640
401	03	00	00	Primas	27.149.541.653	0	0	0	0	27.149.541.653
401	03	01	00	Primas por mérito a empleados	1.487.435.822	0	0	0	0	1.487.435.822
401	03	02	00	Primas de transporte a empleados	3.223.102.862	0	0	0	0	3.223.102.862
401	03	03	00	Primas por hogar a empleados	1.348.232.229	0	0	0	0	1.348.232.229
401	03	04	00	Primas por hijos a empleados	305.273.438	0	0	0	0	305.273.438
401	03	06	00	Primas por residencia a empleados	36.000	0	0	0	0	36.000
401	03	08	00	Primas de profesionalización a empleados	2.323.801.521	0	0	0	0	2.323.801.521
401	03	09	00	Primas por antigüedad a empleados	3.531.880.771	0	0	0	0	3.531.880.771
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	668.331.846	0	0	0	0	668.331.846
401	03	11	00	Primas al personal en servicio en el exterior	193.615.261	0	0	0	0	193.615.261
401	03	16	00	Primas por mérito a obreros	239.323.980	0	0	0	0	239.323.980
401	03	17	00	Primas de transporte a obreros	395.210.200	0	0	0	0	395.210.200
401	03	18	00	Primas por hogar a obreros	280.705.522	0	0	0	0	280.705.522
401	03	19	00	Primas por hijos de obreros	129.804.643	0	0	0	0	129.804.643
401	03	21	00	Primas por antigüedad a obreros	839.006.495	0	0	0	0	839.006.495

RESUMEN NACIONAL

Presupuesto: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	22	00	Primas de profesionalización a obreros	107.983.228	0	0	0	0	107.983.228
401	03	26	00	Primas por hijos al personal militar	192.279.000	0	0	0	0	192.279.000
401	03	27	00	Primas de profesionalización al personal militar	246.196.560	0	0	0	0	246.196.560
401	03	28	00	Primas por antigüedad al personal militar	309.124.042	0	0	0	0	309.124.042
401	03	29	00	Primas por potencial de ascenso al personal militar	5.325.000	0	0	0	0	5.325.000
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	2.196.738.355	0	0	0	0	2.196.738.355
401	03	31	00	Primas por riesgo al personal militar y de seguridad	284.247.951	0	0	0	0	284.247.951
401	03	37	00	Primas de transporte al personal contratado	269.128.076	0	0	0	0	269.128.076
401	03	38	00	Primas por hogar al personal contratado	158.341.651	0	0	0	0	158.341.651
401	03	39	00	Primas por hijos al personal contratado	39.232.041	0	0	0	0	39.232.041
401	03	40	00	Primas de profesionalización al personal contratado	1.193.097.427	0	0	0	0	1.193.097.427
401	03	41	00	Primas por antigüedad al personal contratado	446.286.547	0	0	0	0	446.286.547
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	1.845.682	0	0	0	0	1.845.682
401	03	47	00	Primas al personal de alto nivel y de dirección	105.566.021	0	0	0	0	105.566.021
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	895.783	0	0	0	0	895.783
401	03	95	00	Otras primas al personal de alto nivel y de dirección	94.947.934	0	0	0	0	94.947.934
401	03	96	00	Otras primas al personal contratado	974.318.711	0	0	0	0	974.318.711
401	03	97	00	Otras primas a empleados	4.442.447.259	0	0	0	0	4.442.447.259
401	03	98	00	Otras primas a obreros	606.955.850	0	0	0	0	606.955.850
401	03	99	00	Otras primas al personal militar	508.823.945	0	0	0	0	508.823.945
401	04	00	00	Complementos de sueldos y salarios	41.424.893.075	0	0	0	0	41.424.893.075
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	95.281.138	0	0	0	0	95.281.138
401	04	02	00	Complemento a empleados por trabajo nocturno	1.591.913.170	0	0	0	0	1.591.913.170
401	04	03	00	Complemento a empleados por gastos de alimentación	42.966.741	0	0	0	0	42.966.741
401	04	04	00	Complemento a empleados por gastos de transporte	6.919.400	0	0	0	0	6.919.400
401	04	05	00	Complemento a empleados por gastos de representación	2.010.360	0	0	0	0	2.010.360
401	04	06	00	Complemento a empleados por comisión de servicios	149.557.069	0	0	0	0	149.557.069
401	04	07	00	Bonificación a empleados	1.814.200	0	0	0	0	1.814.200
401	04	08	00	Bono compensatorio de alimentación a empleados	13.727.508.569	0	0	0	0	13.727.508.569
401	04	09	00	Bono compensatorio de transporte a empleados	7.390.180	0	0	0	0	7.390.180
401	04	10	00	Complemento a empleados por días feriados	612.769.386	0	0	0	0	612.769.386
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	88.979.319	0	0	0	0	88.979.319
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	486.408.260	0	0	0	0	486.408.260
401	04	16	00	Complemento a obreros por gastos de alimentación	2.891.106	0	0	0	0	2.891.106
401	04	17	00	Complemento a obreros por gastos de transporte	15.846.853	0	0	0	0	15.846.853
401	04	18	00	Bono compensatorio de alimentación a obreros	4.834.532.764	0	0	0	0	4.834.532.764
401	04	19	00	Bono compensatorio de transporte a obreros	201.332.090	0	0	0	0	201.332.090
401	04	20	00	Complemento a obreros por días feriados	267.692.679	0	0	0	0	267.692.679
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	81.476.764	0	0	0	0	81.476.764
401	04	25	00	Complemento al personal contratado por gastos de alimentación	9.794.808	0	0	0	0	9.794.808
401	04	26	00	Bono compensatorio de alimentación al personal contratado	4.172.486.202	0	0	0	0	4.172.486.202
401	04	27	00	Bono compensatorio de transporte al personal contratado	14.029.852	0	0	0	0	14.029.852
401	04	28	00	Complemento al personal contratado por días feriados	534.039.213	0	0	0	0	534.039.213
401	04	32	00	Complemento al personal militar por gastos de alimentación	3.552.487.681	0	0	0	0	3.552.487.681
401	04	33	00	Complemento al personal militar por gastos de transporte	1.081.489.076	0	0	0	0	1.081.489.076
401	04	34	00	Complemento al personal militar en el exterior	450.000.000	0	0	0	0	450.000.000

RESUMEN NACIONAL

Presupuesto: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	35	00	Bono compensatorio de alimentación al personal militar	2.340.043.475	0	0	0	0	2.340.043.475
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	13.512.885	0	0	0	0	13.512.885
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	2.803.728	0	0	0	0	2.803.728
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	37.167.480	0	0	0	0	37.167.480
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	264.080	0	0	0	0	264.080
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	5.613.629	0	0	0	0	5.613.629
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	95.530.664	0	0	0	0	95.530.664
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	397.100	0	0	0	0	397.100
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	4.723.350	0	0	0	0	4.723.350
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	73.851.878	0	0	0	0	73.851.878
401	04	96	00	Otros complementos a empleados	2.864.151.387	0	0	0	0	2.864.151.387
401	04	97	00	Otros complementos a obreros	1.354.015.134	0	0	0	0	1.354.015.134
401	04	98	00	Otros complementos al personal contratado	2.498.499.036	0	0	0	0	2.498.499.036
401	04	99	00	Otros complementos al personal militar	102.702.369	0	0	0	0	102.702.369
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	18.085.134.931	0	0	0	0	18.085.134.931
401	05	01	00	Aguinaldos a empleados	2.068.833.310	0	0	0	0	2.068.833.310
401	05	02	00	Utilidades legales y convencionales a empleados	687.107	0	0	0	0	687.107
401	05	03	00	Bono vacacional a empleados	6.234.955.430	0	0	0	0	6.234.955.430
401	05	04	00	Aguinaldos a obreros	452.067.283	0	0	0	0	452.067.283
401	05	06	00	Bono vacacional a obreros	1.894.428.178	0	0	0	0	1.894.428.178
401	05	07	00	Aguinaldos al personal contratado	751.494.769	0	0	0	0	751.494.769
401	05	08	00	Bono vacacional al personal contratado	1.635.108.318	0	0	0	0	1.635.108.318
401	05	10	00	Bono vacacional al personal militar	4.792.069.877	0	0	0	0	4.792.069.877
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	13.782.626	0	0	0	0	13.782.626
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	15.967.237	0	0	0	0	15.967.237
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	90.658.666	0	0	0	0	90.658.666
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	135.082.130	0	0	0	0	135.082.130
401	06	00	00	Aportes patronales y legales	10.651.916.434	0	0	0	0	10.651.916.434
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.553.466.853	0	0	0	0	3.553.466.853
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	1.598.801.118	0	0	0	0	1.598.801.118
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	584.045.343	0	0	0	0	584.045.343
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	792.553.910	0	0	0	0	792.553.910
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	879.881.170	0	0	0	0	879.881.170
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	990.048.750	0	0	0	0	990.048.750
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	154.413.419	0	0	0	0	154.413.419
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	207.621.258	0	0	0	0	207.621.258
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	275.824.418	0	0	0	0	275.824.418

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	18	00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior	31.302.620	0	0	0	0	31.302.620
401	06	19	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal militar	211.754.615	0	0	0	0	211.754.615
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	806.505.375	0	0	0	0	806.505.375
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	208.442.022	0	0	0	0	208.442.022
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	183.108.380	0	0	0	0	183.108.380
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	12.934.406	0	0	0	0	12.934.406
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	223.370	0	0	0	0	223.370
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	3.327.302	0	0	0	0	3.327.302
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	455.096	0	0	0	0	455.096
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	46.976.876	0	0	0	0	46.976.876
401	06	40	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección	20.664	0	0	0	0	20.664
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	8.295.804	0	0	0	0	8.295.804
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	10.891.700	0	0	0	0	10.891.700
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	9.215.164	0	0	0	0	9.215.164
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	2.316.966	0	0	0	0	2.316.966
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	3.342.231	0	0	0	0	3.342.231
401	06	95	00	Otros aportes legales por personal contratado	76.127.167	0	0	0	0	76.127.167
401	06	97	00	Otros aportes legales por obreros	20.437	0	0	0	0	20.437
401	07	00	00	Asistencia socio-económica	29.593.088.765	0	0	0	0	29.593.088.765
401	07	01	00	Capacitación y adiestramiento a empleados	67.095.591	0	0	0	0	67.095.591
401	07	02	00	Becas a empleados	252.187.622	0	0	0	0	252.187.622
401	07	03	00	Ayudas por matrimonio a empleados	7.576.182	0	0	0	0	7.576.182
401	07	04	00	Ayudas por nacimiento de hijos a empleados	10.150.776	0	0	0	0	10.150.776
401	07	05	00	Ayudas por defunción a empleados	5.525.230	0	0	0	0	5.525.230
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	332.953.579	0	0	0	0	332.953.579
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.484.037.221	0	0	0	0	2.484.037.221
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	11.547.952.333	0	0	0	0	11.547.952.333
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	148.676.445	0	0	0	0	148.676.445
401	07	10	00	Dotación de uniformes a empleados	1.231.435.654	0	0	0	0	1.231.435.654
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	342.275.042	0	0	0	0	342.275.042
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal	166.700.958	0	0	0	0	166.700.958

RESUMEN NACIONAL

Presupuesto: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				empleado						
401	07	17	00	Capacitación y adiestramiento a obreros	39.738.323	0	0	0	0	39.738.323
401	07	18	00	Becas a obreros	136.582.345	0	0	0	0	136.582.345
401	07	19	00	Ayudas por matrimonio de obreros	6.615.458	0	0	0	0	6.615.458
401	07	20	00	Ayudas por nacimiento de hijos de obreros	11.130.777	0	0	0	0	11.130.777
401	07	21	00	Ayudas por defunción a obreros	7.864.078	0	0	0	0	7.864.078
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	175.463.244	0	0	0	0	175.463.244
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	673.251.461	0	0	0	0	673.251.461
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	3.839.961.711	0	0	0	0	3.839.961.711
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	83.653.104	0	0	0	0	83.653.104
401	07	26	00	Dotación de uniformes a obreros	911.842.492	0	0	0	0	911.842.492
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	123.199.871	0	0	0	0	123.199.871
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	56.675.262	0	0	0	0	56.675.262
401	07	34	00	Capacitación y adiestramiento al personal militar	10.800.000	0	0	0	0	10.800.000
401	07	35	00	Becas al personal militar	24.300.000	0	0	0	0	24.300.000
401	07	36	00	Ayudas por matrimonio al personal militar	6.500.000	0	0	0	0	6.500.000
401	07	37	00	Ayudas por nacimiento de hijos al personal militar	15.471.000	0	0	0	0	15.471.000
401	07	38	00	Ayudas por defunción al personal militar	2.614.000	0	0	0	0	2.614.000
401	07	39	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal militar	30.500.000	0	0	0	0	30.500.000
401	07	40	00	Aporte patronal a caja de ahorro por personal militar	1.042.972.790	0	0	0	0	1.042.972.790
401	07	41	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios personal militar	154.097.047	0	0	0	0	154.097.047
401	07	44	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal militar	27.000.000	0	0	0	0	27.000.000
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	33.475	0	0	0	0	33.475
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	28.175	0	0	0	0	28.175
401	07	55	00	Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular	17.850	0	0	0	0	17.850
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	2.207.130	0	0	0	0	2.207.130
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	23.908.224	0	0	0	0	23.908.224
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	5.200.238	0	0	0	0	5.200.238
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	2.721.762	0	0	0	0	2.721.762
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	2.140.405	0	0	0	0	2.140.405
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	517.942	0	0	0	0	517.942
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	255.762	0	0	0	0	255.762
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	10.897.553	0	0	0	0	10.897.553
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	58.628.860	0	0	0	0	58.628.860
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos	183.858.078	0	0	0	0	183.858.078

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				funerarios por personal de alto nivel y de dirección						
401	07	74	00	Capacitación y adiestramiento al personal contratado	58.539.130	0	0	0	0	58.539.130
401	07	75	00	Becas al personal contratado	100.983.651	0	0	0	0	100.983.651
401	07	76	00	Ayudas por matrimonio al personal contratado	4.101.350	0	0	0	0	4.101.350
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	4.351.389	0	0	0	0	4.351.389
401	07	78	00	Ayudas por defunción al personal contratado	6.378.610	0	0	0	0	6.378.610
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	218.969.273	0	0	0	0	218.969.273
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	427.079.707	0	0	0	0	427.079.707
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	2.427.743.524	0	0	0	0	2.427.743.524
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	92.258.035	0	0	0	0	92.258.035
401	07	83	00	Dotación de uniformes al personal contratado	472.834.787	0	0	0	0	472.834.787
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	198.707.541	0	0	0	0	198.707.541
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	84.030.461	0	0	0	0	84.030.461
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	690.068	0	0	0	0	690.068
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	45.957.608	0	0	0	0	45.957.608
401	07	96	00	Otras subvenciones a empleados	569.321.989	0	0	0	0	569.321.989
401	07	97	00	Otras subvenciones a obreros	363.994.301	0	0	0	0	363.994.301
401	07	98	00	Otras subvenciones al personal militar	48.300.000	0	0	0	0	48.300.000
401	07	99	00	Otras subvenciones al personal contratado	201.632.291	0	0	0	0	201.632.291
401	08	00	00	Prestaciones sociales e indemnizaciones	11.860.183.324	0	0	0	0	11.860.183.324
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	6.877.060.354	0	0	0	0	6.877.060.354
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.671.496.078	0	0	0	0	2.671.496.078
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.140.162.509	0	0	0	0	2.140.162.509
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	29.158.034	0	0	0	0	29.158.034
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	142.306.349	0	0	0	0	142.306.349
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	10.603.286	0	0	0	0	10.603.286
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	10.603.286	0	0	0	0	10.603.286
401	94	00	00	Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular	1.828	0	0	0	0	1.828
401	94	01	00	Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular	1.828	0	0	0	0	1.828
401	95	00	00	Otros gastos del personal de alto nivel y de dirección	31.294.126	0	0	0	0	31.294.126
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	31.294.126	0	0	0	0	31.294.126
401	96	00	00	Otros gastos del personal empleado	1.169.893.383	0	0	0	0	1.169.893.383
401	96	01	00	Otros gastos del personal empleado	1.169.893.383	0	0	0	0	1.169.893.383
401	97	00	00	Otros gastos del personal obrero	366.093.098	0	0	0	0	366.093.098
401	97	01	00	Otros gastos del personal obrero	366.093.098	0	0	0	0	366.093.098
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**29.793.364.949**	**0**	**0**	**0**	**0**	**29.793.364.949**
402	01	00	00	Productos alimenticios y agropecuarios	4.903.364.154	0	0	0	0	4.903.364.154
402	01	01	00	Alimentos y bebidas para personas	4.847.824.264	0	0	0	0	4.847.824.264
402	01	02	00	Alimentos para animales	36.951.353	0	0	0	0	36.951.353
402	01	03	00	Productos agrícolas y pecuarios	16.773.968	0	0	0	0	16.773.968

RESUMEN NACIONAL

Presupuesto: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	01	99	00	Otros productos alimenticios y agropecuarios	1.814.569	0	0	0	0	1.814.569
402	02	00	00	Productos de minas, canteras y yacimientos	47.283.200	0	0	0	0	47.283.200
402	02	01	00	Carbón mineral	44.271	0	0	0	0	44.271
402	02	02	00	Petróleo crudo y gas natural	1.354.715	0	0	0	0	1.354.715
402	02	03	00	Mineral de hierro	73.179	0	0	0	0	73.179
402	02	04	00	Mineral no ferroso	1.726.096	0	0	0	0	1.726.096
402	02	05	00	Piedra, arcilla, arena y tierra	43.388.785	0	0	0	0	43.388.785
402	02	06	00	Mineral para la fabricación de productos químicos	356	0	0	0	0	356
402	02	07	00	Sal para uso industrial	5.153	0	0	0	0	5.153
402	02	99	00	Otros productos de minas, canteras y yacimientos	690.645	0	0	0	0	690.645
402	03	00	00	Textiles y vestuarios	3.157.338.521	0	0	0	0	3.157.338.521
402	03	01	00	Textiles	403.679.036	0	0	0	0	403.679.036
402	03	02	00	Prendas de vestir	2.020.289.410	0	0	0	0	2.020.289.410
402	03	03	00	Calzados	720.329.001	0	0	0	0	720.329.001
402	03	99	00	Otros productos textiles y vestuarios	13.041.074	0	0	0	0	13.041.074
402	04	00	00	Productos de cuero y caucho	1.015.962.043	0	0	0	0	1.015.962.043
402	04	01	00	Cueros y pieles	1.061.277	0	0	0	0	1.061.277
402	04	02	00	Productos de cuero y sucedáneos del cuero	14.249.835	0	0	0	0	14.249.835
402	04	03	00	Cauchos y tripas para vehículos	995.812.292	0	0	0	0	995.812.292
402	04	99	00	Otros productos de cuero y caucho	4.838.639	0	0	0	0	4.838.639
402	05	00	00	Productos de papel, cartón e impresos	4.030.515.997	0	0	0	0	4.030.515.997
402	05	01	00	Pulpa de madera, papel y cartón	1.131.350.147	0	0	0	0	1.131.350.147
402	05	02	00	Envases y cajas de papel y cartón	170.621.983	0	0	0	0	170.621.983
402	05	03	00	Productos de papel y cartón para oficina	2.064.379.254	0	0	0	0	2.064.379.254
402	05	04	00	Libros, revistas y periódicos	70.470.129	0	0	0	0	70.470.129
402	05	05	00	Material de enseñanza	36.788.313	0	0	0	0	36.788.313
402	05	06	00	Productos de papel y cartón para computación	206.595.286	0	0	0	0	206.595.286
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	336.955.147	0	0	0	0	336.955.147
402	05	99	00	Otros productos de pulpa, papel y cartón	13.355.738	0	0	0	0	13.355.738
402	06	00	00	Productos químicos y derivados	5.541.474.696	0	0	0	0	5.541.474.696
402	06	01	00	Sustancias químicas y de uso industrial	150.718.447	0	0	0	0	150.718.447
402	06	02	00	Abonos, plaguicidas y otros	18.819.293	0	0	0	0	18.819.293
402	06	03	00	Tintas, pinturas y colorantes	934.763.389	0	0	0	0	934.763.389
402	06	04	00	Productos farmacéuticos y medicamentos	2.624.310.915	0	0	0	0	2.624.310.915
402	06	05	00	Productos de tocador	80.665.276	0	0	0	0	80.665.276
402	06	06	00	Combustibles y lubricantes	274.759.275	0	0	0	0	274.759.275
402	06	07	00	Productos diversos derivados del petróleo y del carbón	2.762.979	0	0	0	0	2.762.979
402	06	08	00	Productos plásticos	380.886.127	0	0	0	0	380.886.127
402	06	09	00	Mezclas explosivas	222.723	0	0	0	0	222.723
402	06	99	00	Otros productos de la industria química y conexos	1.073.566.272	0	0	0	0	1.073.566.272
402	07	00	00	Productos minerales no metálicos	165.971.126	0	0	0	0	165.971.126
402	07	01	00	Productos de barro, loza y porcelana	13.445.854	0	0	0	0	13.445.854
402	07	02	00	Vidrios y productos de vidrio	34.716.979	0	0	0	0	34.716.979
402	07	03	00	Productos de arcilla para construcción	31.487.282	0	0	0	0	31.487.282
402	07	04	00	Cemento, cal y yeso	82.990.268	0	0	0	0	82.990.268
402	07	99	00	Otros productos minerales no metálicos	3.330.743	0	0	0	0	3.330.743
402	08	00	00	Productos metálicos	2.407.666.279	0	0	0	0	2.407.666.279
402	08	01	00	Productos primarios de hierro y acero	40.004.382	0	0	0	0	40.004.382
402	08	02	00	Productos de metales no ferrosos	19.660.158	0	0	0	0	19.660.158

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	497.416.597	0	0	0	0	497.416.597
402	08	04	00	Productos metálicos estructurales	18.629.185	0	0	0	0	18.629.185
402	08	05	00	Materiales de orden público, seguridad y defensa	186.245.011	0	0	0	0	186.245.011
402	08	07	00	Material de señalamiento	15.546.244	0	0	0	0	15.546.244
402	08	08	00	Material de educación	15.118.434	0	0	0	0	15.118.434
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.142.297.333	0	0	0	0	1.142.297.333
402	08	10	00	Repuestos y accesorios para otros equipos	440.675.116	0	0	0	0	440.675.116
402	08	99	00	Otros productos metálicos	32.073.819	0	0	0	0	32.073.819
402	09	00	00	Productos de madera	60.278.272	0	0	0	0	60.278.272
402	09	01	00	Productos primarios de madera	22.312.588	0	0	0	0	22.312.588
402	09	02	00	Muebles y accesorios de madera para edificaciones	32.959.500	0	0	0	0	32.959.500
402	09	99	00	Otros productos de madera	5.006.184	0	0	0	0	5.006.184
402	10	00	00	Productos varios y útiles diversos	7.847.611.081	0	0	0	0	7.847.611.081
402	10	01	00	Artículos de deporte, recreación y juguetes	158.443.394	0	0	0	0	158.443.394
402	10	02	00	Materiales y útiles de limpieza y aseo	785.236.632	0	0	0	0	785.236.632
402	10	03	00	Utensilios de cocina y comedor	186.832.014	0	0	0	0	186.832.014
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.064.060.070	0	0	0	0	2.064.060.070
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	828.587.051	0	0	0	0	828.587.051
402	10	06	00	Condecoraciones, ofrendas y similares	204.575.362	0	0	0	0	204.575.362
402	10	07	00	Productos de seguridad en el trabajo	211.626.304	0	0	0	0	211.626.304
402	10	08	00	Materiales para equipos de computación	2.064.948.148	0	0	0	0	2.064.948.148
402	10	09	00	Especies timbradas y valores	1.720.270	0	0	0	0	1.720.270
402	10	10	00	Útiles religiosos	1.104.190	0	0	0	0	1.104.190
402	10	11	00	Materiales eléctricos	646.498.204	0	0	0	0	646.498.204
402	10	12	00	Materiales para instalaciones sanitarias	316.894.537	0	0	0	0	316.894.537
402	10	13	00	Materiales fotográficos	44.072.601	0	0	0	0	44.072.601
402	10	99	00	Otros productos y útiles diversos	333.012.304	0	0	0	0	333.012.304
402	11	00	00	Bienes para la venta	41.059	0	0	0	0	41.059
402	11	99	00	Otros bienes para la venta	41.059	0	0	0	0	41.059
402	99	00	00	Otros materiales y suministros	615.858.521	0	0	0	0	615.858.521
402	99	01	00	Otros materiales y suministros	615.858.521	0	0	0	0	615.858.521
403	**00**	**00**	**00**	**Servicios no personales**	**42.882.194.990**	**0**	**0**	**0**	**0**	**42.882.194.990**
403	01	00	00	Alquileres de inmuebles	635.413.554	0	0	0	0	635.413.554
403	01	01	00	Alquileres de edificios y locales	610.208.495	0	0	0	0	610.208.495
403	01	02	00	Alquileres de instalaciones culturales y recreativas	24.360.664	0	0	0	0	24.360.664
403	01	03	00	Alquileres de tierras y terrenos	844.395	0	0	0	0	844.395
403	02	00	00	Alquileres de maquinaria y equipos	1.014.572.024	0	0	0	0	1.014.572.024
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	1.204.924	0	0	0	0	1.204.924
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	788.096.629	0	0	0	0	788.096.629
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	26.151.702	0	0	0	0	26.151.702
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	4.850.933	0	0	0	0	4.850.933
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	12.613.112	0	0	0	0	12.613.112
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	74.014.813	0	0	0	0	74.014.813
403	02	99	00	Alquileres de otras maquinaria y equipos	107.639.911	0	0	0	0	107.639.911
403	03	00	00	Derechos sobre bienes intangibles	114.780.604	0	0	0	0	114.780.604
403	03	02	00	Derechos de autor	1.055.986	0	0	0	0	1.055.986

RESUMEN NACIONAL

Presupuesto: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	03	03	00	Paquetes y programas de computación	102.224.618	0	0	0	0	102.224.618
403	03	04	00	Concesión de bienes y servicios	11.500.000	0	0	0	0	11.500.000
403	04	00	00	Servicios básicos	4.016.171.567	0	0	0	0	4.016.171.567
403	04	01	00	Electricidad	339.128.876	0	0	0	0	339.128.876
403	04	02	00	Gas	15.536.964	0	0	0	0	15.536.964
403	04	03	00	Agua	492.637.542	0	0	0	0	492.637.542
403	04	04	00	Teléfonos	575.728.645	0	0	0	0	575.728.645
403	04	04	01	Servicios de telefonía prestados por organismos públicos	386.410.632	0	0	0	0	386.410.632
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	189.318.013	0	0	0	0	189.318.013
403	04	05	00	Servicio de comunicaciones	2.366.441.160	0	0	0	0	2.366.441.160
403	04	06	00	Servicio de aseo urbano y domiciliario	92.045.142	0	0	0	0	92.045.142
403	04	07	00	Servicio de condominio	134.653.238	0	0	0	0	134.653.238
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	101.775.863	0	0	0	0	101.775.863
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	24.489.133	0	0	0	0	24.489.133
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	63.203.391	0	0	0	0	63.203.391
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	10.021.500	0	0	0	0	10.021.500
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	4.039.648	0	0	0	0	4.039.648
403	05	06	00	Servicio de administración, vigilancia y mantenimiento del servicio de aseo urbano y domiciliario	22.191	0	0	0	0	22.191
403	06	00	00	Servicios de transporte y almacenaje	1.380.965.271	0	0	0	0	1.380.965.271
403	06	01	00	Fletes y embalajes	1.287.195.225	0	0	0	0	1.287.195.225
403	06	02	00	Almacenaje	27.637.925	0	0	0	0	27.637.925
403	06	03	00	Estacionamiento	11.273.319	0	0	0	0	11.273.319
403	06	04	00	Peaje	663.808	0	0	0	0	663.808
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	54.194.994	0	0	0	0	54.194.994
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.381.653.769	0	0	0	0	8.381.653.769
403	07	01	00	Publicidad y propaganda	434.393.921	0	0	0	0	434.393.921
403	07	02	00	Imprenta y reproducción	6.762.792.478	0	0	0	0	6.762.792.478
403	07	03	00	Relaciones sociales	1.081.482.878	0	0	0	0	1.081.482.878
403	07	04	00	Avisos	102.984.492	0	0	0	0	102.984.492
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.331.837.976	0	0	0	0	1.331.837.976
403	08	01	00	Primas y gastos de seguros	1.108.732.086	0	0	0	0	1.108.732.086
403	08	02	00	Comisiones y gastos bancarios	59.562.076	0	0	0	0	59.562.076
403	08	03	00	Comisiones y gastos de adquisición de seguros	163.543.814	0	0	0	0	163.543.814
403	09	00	00	Viáticos y pasajes	4.969.250.886	0	0	0	0	4.969.250.886
403	09	01	00	Viáticos y pasajes dentro del país	3.695.090.027	0	0	0	0	3.695.090.027
403	09	02	00	Viáticos y pasajes fuera del país	1.242.581.655	0	0	0	0	1.242.581.655
403	09	03	00	Asignación por kilómetros recorridos	31.579.204	0	0	0	0	31.579.204
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.580.629.931	0	0	0	0	2.580.629.931
403	10	01	00	Servicios jurídicos	32.781.750	0	0	0	0	32.781.750
403	10	02	00	Servicios de contabilidad y auditoría	6.354.547	0	0	0	0	6.354.547
403	10	03	00	Servicios de procesamiento de datos	501.824.520	0	0	0	0	501.824.520
403	10	04	00	Servicios de ingeniería y arquitectónicos	172.195.457	0	0	0	0	172.195.457
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	13.237.518	0	0	0	0	13.237.518
403	10	06	00	Servicios de veterinaria	3.035.543	0	0	0	0	3.035.543

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	363.358.956	0	0	0	0	363.358.956
403	10	08	00	Servicios presupuestarios	1.111.021	0	0	0	0	1.111.021
403	10	09	00	Servicios de lavandería y tintorería	16.122.357	0	0	0	0	16.122.357
403	10	10	00	Servicios de vigilancia	46.717.835	0	0	0	0	46.717.835
403	10	11	00	Servicios para la elaboración y suministro de comida	868.141.084	0	0	0	0	868.141.084
403	10	99	00	Otros servicios profesionales y técnicos	555.749.343	0	0	0	0	555.749.343
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.109.320.941	0	0	0	0	4.109.320.941
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	119.683.125	0	0	0	0	119.683.125
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.962.453.450	0	0	0	0	1.962.453.450
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	91.438.398	0	0	0	0	91.438.398
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	776.337.234	0	0	0	0	776.337.234
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	29.985.931	0	0	0	0	29.985.931
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	7.859.777	0	0	0	0	7.859.777
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	912.937.824	0	0	0	0	912.937.824
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	208.625.202	0	0	0	0	208.625.202
403	12	00	00	Conservación y reparaciones menores de obras	3.118.585.530	0	0	0	0	3.118.585.530
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.102.879.646	0	0	0	0	3.102.879.646
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	15.705.884	0	0	0	0	15.705.884
403	13	00	00	Servicios de construcciones temporales	450.000	0	0	0	0	450.000
403	13	01	00	Servicios de construcciones temporales	450.000	0	0	0	0	450.000
403	15	00	00	Servicios fiscales	136.700.275	0	0	0	0	136.700.275
403	15	01	00	Derechos de importación y servicios aduaneros	124.896.687	0	0	0	0	124.896.687
403	15	02	00	Tasas y otros derechos obligatorios	10.349.205	0	0	0	0	10.349.205
403	15	03	00	Asignación a agentes de especies fiscales	915.848	0	0	0	0	915.848
403	15	99	00	Otros servicios fiscales	538.535	0	0	0	0	538.535
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.870.440.577	0	0	0	0	1.870.440.577
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.870.440.577	0	0	0	0	1.870.440.577
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	1.576.153	0	0	0	0	1.576.153
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	1.576.153	0	0	0	0	1.576.153
403	18	00	00	Impuestos indirectos	7.551.111.895	0	0	0	0	7.551.111.895
403	18	01	00	Impuesto al valor agregado	7.499.363.380	0	0	0	0	7.499.363.380
403	18	99	00	Otros impuestos indirectos	51.748.515	0	0	0	0	51.748.515
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	245.342.555	0	0	0	0	245.342.555
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	245.342.555	0	0	0	0	245.342.555
403	99	00	00	Otros servicios no personales	1.321.615.619	0	0	0	0	1.321.615.619
403	99	01	00	Otros servicios no personales	1.321.615.619	0	0	0	0	1.321.615.619
404	00	00	00	**Activos reales**	**9.758.072.432**	**2.431.639.612**	0	0	0	**12.189.712.044**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	1.257.298.841	0	0	0	0	1.257.298.841
404	01	01	00	Repuestos mayores	379.036.200	0	0	0	0	379.036.200

RESUMEN NACIONAL

Presupuesto: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	17.705.525	0	0	0	0	17.705.525
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	198.325.849	0	0	0	0	198.325.849
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	4.043.186	0	0	0	0	4.043.186
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	1.006.301	0	0	0	0	1.006.301
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	6.765.980	0	0	0	0	6.765.980
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	134.374.128	0	0	0	0	134.374.128
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	16.815.231	0	0	0	0	16.815.231
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	878.262.641	0	0	0	0	878.262.641
404	01	02	01	Reparaciones, mejoras y adiciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	7.909.339	0	0	0	0	7.909.339
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	751.866.186	0	0	0	0	751.866.186
404	01	02	03	Reparaciones, mejoras y adiciones mayores de equipos de comunicaciones y de señalamiento	1.394.440	0	0	0	0	1.394.440
404	01	02	04	Reparaciones, mejoras y adiciones mayores de equipos médico-quirúrgicos, dentales y de veterinaria	9.888.153	0	0	0	0	9.888.153
404	01	02	05	Reparaciones, mejoras y adiciones mayores de equipos científicos, religiosos, de enseñanza y recreación	196.715	0	0	0	0	196.715
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	77.889.009	0	0	0	0	77.889.009
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	29.118.799	0	0	0	0	29.118.799
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	1.256.295.990	0	0	0	0	1.256.295.990
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	1.256.295.990	0	0	0	0	1.256.295.990
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	397.415.049	0	0	0	0	397.415.049
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	16.422.881	0	0	0	0	16.422.881
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	9.611.561	0	0	0	0	9.611.561
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	6.400.145	0	0	0	0	6.400.145
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	261.626.970	0	0	0	0	261.626.970
404	03	05	00	Maquinaria y equipos industriales y de taller	10.277.168	0	0	0	0	10.277.168
404	03	06	00	Maquinaria y equipos de energía	88.542.959	0	0	0	0	88.542.959
404	03	07	00	Maquinaria y equipos de riego y acueductos	100.000	0	0	0	0	100.000
404	03	08	00	Equipos de almacén	194.400	0	0	0	0	194.400
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	4.238.965	0	0	0	0	4.238.965
404	04	00	00	Equipos de transporte, tracción y elevación	726.961.420	0	0	0	0	726.961.420
404	04	01	00	Vehículos automotores terrestres	575.368.397	0	0	0	0	575.368.397
404	04	03	00	Equipos marítimos de transporte	50.566.509	0	0	0	0	50.566.509
404	04	05	00	Vehículos de tracción no motorizados	23.649.918	0	0	0	0	23.649.918
404	04	06	00	Equipos auxiliares de transporte	65.303.778	0	0	0	0	65.303.778
404	04	99	00	Otros equipos de transporte, tracción y elevación	12.072.818	0	0	0	0	12.072.818
404	05	00	00	Equipos de comunicaciones y de señalamiento	762.053.644	0	0	0	0	762.053.644
404	05	01	00	Equipos de telecomunicaciones	746.513.049	0	0	0	0	746.513.049
404	05	02	00	Equipos de señalamiento	2.429.458	0	0	0	0	2.429.458
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	13.111.137	0	0	0	0	13.111.137
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	464.130.820	0	0	0	0	464.130.820

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	461.984.864	0	0	0	0	461.984.864
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	2.145.956	0	0	0	0	2.145.956
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	392.118.596	0	0	0	0	392.118.596
404	07	01	00	Equipos científicos y de laboratorio	99.735.868	0	0	0	0	99.735.868
404	07	02	00	Equipos de enseñanza, deporte y recreación	244.188.586	0	0	0	0	244.188.586
404	07	03	00	Obras de arte	621.288	0	0	0	0	621.288
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	6.192.894	0	0	0	0	6.192.894
404	07	05	00	Equipos religiosos	611.000	0	0	0	0	611.000
404	07	06	00	Instrumentos musicales y equipos de audio	38.034.260	0	0	0	0	38.034.260
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	2.734.700	0	0	0	0	2.734.700
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	193.006.014	2.431.639.612	0	0	0	2.624.645.626
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	121.429.500	2.431.639.612	0	0	0	2.553.069.112
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	43.993.298	0	0	0	0	43.993.298
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	27.583.216	0	0	0	0	27.583.216
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.800.801.890	0	0	0	0	3.800.801.890
404	09	01	00	Mobiliario y equipos de oficina	856.265.537	0	0	0	0	856.265.537
404	09	02	00	Equipos de computación	2.000.504.535	0	0	0	0	2.000.504.535
404	09	03	00	Mobiliario y equipos de alojamiento	907.266.183	0	0	0	0	907.266.183
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	36.765.635	0	0	0	0	36.765.635
404	11	00	00	Inmuebles, maquinaria y equipos usados	296.458.395	0	0	0	0	296.458.395
404	11	01	00	Adquisición de tierras y terrenos	44.800.000	0	0	0	0	44.800.000
404	11	02	00	Adquisición de edificios e instalaciones	250.998.177	0	0	0	0	250.998.177
404	11	05	00	Adquisición de maquinaria y equipos usados	660.218	0	0	0	0	660.218
404	11	05	01	Maquinaria y demás equipos de construcción, campo, industria y taller	350.000	0	0	0	0	350.000
404	11	05	05	Equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	50.000
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	260.218	0	0	0	0	260.218
404	12	00	00	Activos intangibles	120.207.642	0	0	0	0	120.207.642
404	12	02	00	Derechos de autor	111.600	0	0	0	0	111.600
404	12	04	00	Paquetes y programas de computación	119.195.042	0	0	0	0	119.195.042
404	12	05	00	Estudios y proyectos	901.000	0	0	0	0	901.000
404	15	00	00	Construcciones del dominio privado	47.494.400	0	0	0	0	47.494.400
404	15	05	00	Construcciones de edificaciones para oficina	47.494.400	0	0	0	0	47.494.400
404	99	00	00	Otros activos reales	43.829.731	0	0	0	0	43.829.731
404	99	01	00	Otros activos reales	43.829.731	0	0	0	0	43.829.731
405	**00**	**00**	**00**	**Activos financieros**	**1.450.763.107**	**0**	**0**	**0**	**0**	**1.450.763.107**
405	01	00	00	Aportes en acciones y participaciones de capital	787.763.107	0	0	0	0	787.763.107
405	01	02	00	Aportes en acciones y participaciones de capital al sector público	7.300.000	0	0	0	0	7.300.000
405	01	02	05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios	7.300.000	0	0	0	0	7.300.000
405	01	03	00	Aportes en acciones y participaciones de capital al sector externo	780.463.107	0	0	0	0	780.463.107
405	01	03	01	Aportes en acciones y participaciones de capital a organismos internacionales	780.463.107	0	0	0	0	780.463.107
405	03	00	00	Concesión de préstamos a corto plazo	663.000.000	0	0	0	0	663.000.000
405	03	02	00	Concesión de préstamos al sector público a corto plazo	663.000.000	0	0	0	0	663.000.000
405	03	02	05	Concesión de préstamos a entes descentralizados con fines empresariales no petroleros	663.000.000	0	0	0	0	663.000.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**2.180.620.073**	**0**	**0**	**0**	**0**	**2.180.620.073**

RESUMEN NACIONAL

Presupuesto: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
406	01	00	00	Gastos de defensa y seguridad del Estado	2.180.620.073	0	0	0	0	2.180.620.073
406	01	01	00	Gastos de defensa y seguridad del Estado	2.180.620.073	0	0	0	0	2.180.620.073
407	**00**	**00**	**00**	**Transferencias y donaciones**	**918.234.477.266**	**28.170.957.405**	**0**	**0**	**0**	**946.405.434.671**
407	01	00	00	Transferencias y donaciones corrientes internas	516.261.748.829	12.257.985.376	0	0	0	528.519.734.205
407	01	01	00	Transferencias corrientes internas al sector privado	50.956.478.948	0	0	0	0	50.956.478.948
407	01	01	01	Pensiones del personal empleado, obrero y militar	3.575.702.719	0	0	0	0	3.575.702.719
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	26.697.379.035	0	0	0	0	26.697.379.035
407	01	01	03	Becas escolares	631.945.600	0	0	0	0	631.945.600
407	01	01	04	Becas universitarias en el país	58.886.552	0	0	0	0	58.886.552
407	01	01	05	Becas de perfeccionamiento profesional en el país	71.543.780	0	0	0	0	71.543.780
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	230.864.927	0	0	0	0	230.864.927
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	221.223.085	0	0	0	0	221.223.085
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	858.263.102	0	0	0	0	858.263.102
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.516.174.605	0	0	0	0	1.516.174.605
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	982.604.969	0	0	0	0	982.604.969
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.007.903.927	0	0	0	0	1.007.903.927
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	2.992.305.982	0	0	0	0	2.992.305.982
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	5.872.927.678	0	0	0	0	5.872.927.678
407	01	01	47	Sobrevivientes por enfermedad común	45.907.000	0	0	0	0	45.907.000
407	01	01	56	Otras asignaciones	5.007.160	0	0	0	0	5.007.160
407	01	01	70	Subsidios educacionales al sector privado	6.061.008.414	0	0	0	0	6.061.008.414
407	01	01	72	Subsidios culturales al sector privado	68.397.940	0	0	0	0	68.397.940
407	01	01	73	Subsidios a instituciones benéficas privadas	41.416.377	0	0	0	0	41.416.377
407	01	01	75	Subsidios a organismos laborales y gremiales	422.400	0	0	0	0	422.400
407	01	01	76	Subsidios a entidades religiosas	520.000	0	0	0	0	520.000
407	01	01	77	Subsidios a entidades deportivas y recreativas de carácter privado	14.973.696	0	0	0	0	14.973.696
407	01	01	78	Subsidios científicos al sector privado	200.000	0	0	0	0	200.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	900.000	0	0	0	0	900.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.274.247.168	0	0	0	0	1.274.247.168
407	01	02	01	Donaciones corrientes a personas	1.274.247.168	0	0	0	0	1.274.247.168
407	01	03	00	Transferencias corrientes internas al sector público	463.897.878.302	12.257.985.376	0	0	0	476.155.863.678
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	210.005.135.411	243.251.278	0	0	0	210.248.386.689
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	160.194.227.731	0	0	0	0	160.194.227.731
407	01	03	04	Transferencias corrientes a instituciones de protección social	9.275.020.924	0	0	0	0	9.275.020.924
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	16.589.232.226	0	0	0	0	16.589.232.226
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	44.520.987.914	12.014.734.098	0	0	0	56.535.722.012
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	311.797.864	0	0	0	0	311.797.864
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	1.712.089.470	0	0	0	0	1.712.089.470
407	01	03	10	Transferencias corrientes al Poder Estadal	21.278.392.660	0	0	0	0	21.278.392.660
407	01	03	11	Transferencias corrientes al Poder Municipal	10.994.102	0	0	0	0	10.994.102

RESUMEN NACIONAL

Presupuesto: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	16.207.372	0	0	0	0	16.207.372
407	01	05	01	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular	9.805.917	0	0	0	0	9.805.917
407	01	05	02	Pensiones del personal de alto nivel y de dirección	1.188.623	0	0	0	0	1.188.623
407	01	05	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	4.068.194	0	0	0	0	4.068.194
407	01	05	12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección	118.862	0	0	0	0	118.862
407	01	05	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	263.621	0	0	0	0	263.621
407	01	05	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección	433.155	0	0	0	0	433.155
407	01	05	98	Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	140.000	0	0	0	0	140.000
407	01	05	99	Otras subvenciones socio-económicas del personal pensionado de alto nivel y de dirección	189.000	0	0	0	0	189.000
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	116.937.039	0	0	0	0	116.937.039
407	01	06	01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular	40.448.094	0	0	0	0	40.448.094
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	3.924.051	0	0	0	0	3.924.051
407	01	06	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	62.385.663	0	0	0	0	62.385.663
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	127.468	0	0	0	0	127.468
407	01	06	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	5.445.465	0	0	0	0	5.445.465
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	374.482	0	0	0	0	374.482
407	01	06	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	1.552.432	0	0	0	0	1.552.432
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	1.548.334	0	0	0	0	1.548.334
407	01	06	98	Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	609.050	0	0	0	0	609.050
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	522.000	0	0	0	0	522.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	220.112.516	0	0	0	0	220.112.516
407	02	01	00	Transferencias corrientes al exterior	27.825.830	0	0	0	0	27.825.830
407	02	01	04	Transferencias corrientes a organismos internacionales	27.825.830	0	0	0	0	27.825.830
407	02	02	00	Donaciones corrientes al exterior	192.286.686	0	0	0	0	192.286.686
407	02	02	01	Donaciones corrientes a personas	192.286.686	0	0	0	0	192.286.686
407	03	00	00	Transferencias y donaciones de capital internas	116.137.600.756	15.912.972.029	0	0	0	132.050.572.785
407	03	03	00	Transferencias de capital internas al sector público	116.137.600.756	15.912.972.029	0	0	0	132.050.572.785
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	112.973.116.635	1.834.777.189	0	0	0	114.807.893.824
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	122.223.933	14.078.194.840	0	0	0	14.200.418.773
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	3.042.260.188	0	0	0	0	3.042.260.188
407	05	00	00	Situado	284.825.001.504	0	0	0	0	284.825.001.504
407	05	01	00	Situado Constitucional	284.825.001.504	0	0	0	0	284.825.001.504

RESUMEN NACIONAL

Presupuesto: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	05	01	01	Situado Estadal	227.860.001.203	0	0	0	0	227.860.001.203
407	05	01	02	Situado Municipal	56.965.000.301	0	0	0	0	56.965.000.301
407	06	00	00	Subsidio de Régimen Especial	615.806.011	0	0	0	0	615.806.011
407	06	01	00	Subsidio de Régimen Especial	615.806.011	0	0	0	0	615.806.011
407	07	00	00	Subsidio de capitalidad	100.000.000	0	0	0	0	100.000.000
407	07	01	00	Subsidio de capitalidad	100.000.000	0	0	0	0	100.000.000
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	74.207.650	0	0	0	0	74.207.650
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	74.207.650	0	0	0	0	74.207.650
407	12	01	01	Transferencias Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	11.542.530	0	0	0	0	11.542.530
407	12	01	02	Donaciones Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	62.665.120	0	0	0	0	62.665.120
408	**00**	**00**	**00**	**Otros gastos**	**5.200.000**	**0**	**0**	**0**	**0**	**5.200.000**
408	05	00	00	Obligaciones en el ejercicio vigente	5.200.000	0	0	0	0	5.200.000
408	05	02	00	Devoluciones y reintegros diversos	5.000.000	0	0	0	0	5.000.000
408	05	03	00	Indemnizaciones diversas	200.000	0	0	0	0	200.000
409	**00**	**00**	**00**	**Asignaciones no distribuidas**	**0**	**5.906.880.000**	**0**	**0**	**0**	**5.906.880.000**
409	22	00	00	Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales	0	5.906.880.000	0	0	0	5.906.880.000
409	22	01	00	Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales	0	5.906.880.000	0	0	0	5.906.880.000
410	**00**	**00**	**00**	**Servicio de la deuda pública**	**163.316.579.733**	**0**	**87.939.696.780**	**0**	**0**	**251.256.276.513**
410	01	00	00	Servicio de la deuda pública interna a corto plazo	4.314.109.233	0	3.011.401.064	0	0	7.325.510.297
410	01	01	00	Servicio de la deuda pública interna a corto plazo de títulos y valores	4.314.109.233	0	3.011.401.064	0	0	7.325.510.297
410	01	01	07	Descuentos en colocación de letras del tesoro a corto plazo	4.314.109.233	0	3.011.401.064	0	0	7.325.510.297
410	02	00	00	Servicio de la deuda pública interna a largo plazo	141.593.542.399	0	75.357.943.685	0	0	216.951.486.084
410	02	01	00	Servicio de la deuda pública interna a largo plazo de títulos y valores	141.593.542.399	0	75.357.943.685	0	0	216.951.486.084
410	02	01	03	Intereses de la deuda pública interna a largo plazo de títulos y valores	141.593.542.399	0	75.357.943.685	0	0	216.951.486.084
410	03	00	00	Servicio de la deuda pública externa a corto plazo	15.576.192	0	7.788.096	0	0	23.364.288
410	03	01	00	Servicio de la deuda pública externa a corto plazo de títulos y valores	15.576.192	0	7.788.096	0	0	23.364.288
410	03	01	04	Comisiones y otros gastos de la deuda pública externa a corto plazo de títulos y valores	15.576.192	0	7.788.096	0	0	23.364.288
410	04	00	00	Servicio de la deuda pública externa a largo plazo	17.393.351.909	0	9.562.563.935	0	0	26.955.915.844
410	04	01	00	Servicio de la deuda pública externa a largo plazo de títulos y valores	15.548.500.587	0	7.586.302.733	0	0	23.134.803.320
410	04	01	02	Intereses de la deuda pública externa a largo plazo de títulos y valores	14.889.867.384	0	7.108.303.659	0	0	21.998.171.043
410	04	01	04	Comisiones y otros gastos de la deuda pública externa a largo plazo de títulos y valores	658.633.203	0	477.999.074	0	0	1.136.632.277
410	04	02	00	Servicio de la deuda pública externa por préstamos a largo plazo	1.844.851.322	0	1.976.261.202	0	0	3.821.112.524
410	04	02	05	Intereses de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	896.057.538	0	967.097.336	0	0	1.863.154.874
410	04	02	06	Intereses de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	507.241.580	0	520.605.256	0	0	1.027.846.836
410	04	02	07	Intereses de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	243.925.129	0	408.300.202	0	0	652.225.331
410	04	02	08	Intereses de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo	5.440.662	0	5.440.662	0	0	10.881.324
410	04	02	13	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	52.031.916	0	15.875.225	0	0	67.907.141
410	04	02	14	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	40.236.596	0	10.739.613	0	0	50.976.209
410	04	02	15	Comisiones y otros gastos de la deuda pública externa por préstamos	50.490.573	0	17.747.244	0	0	68.237.817

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				recibidos de instituciones financieras externas a largo plazo						
410	04	02	16	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo	49.427.328	0	30.455.664	0	0	79.882.992
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.950.167.059**	**0**	**0**	0	0	**2.950.167.059**
411	01	00	00	Disminución de gastos de personal por pagar	20.000.000	0	0	0	0	20.000.000
411	01	01	00	Disminución de sueldos, salarios y otras remuneraciones por pagar	20.000.000	0	0	0	0	20.000.000
411	11	00	00	Obligaciones de ejercicios anteriores	2.930.167.059	0	0	0	0	2.930.167.059
411	11	02	00	Devoluciones y reintegros diversos	253.384.136	0	0	0	0	253.384.136
411	11	03	00	Indemnizaciones diversas	4.167.153	0	0	0	0	4.167.153
411	11	04	00	Compromisos pendientes de ejercicios anteriores	2.244.307.366	0	0	0	0	2.244.307.366
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	428.308.404	0	0	0	0	428.308.404
498	**00**	**00**	**00**	**Rectificaciones al presupuesto**	**28.482.500.150**	0	0	0	0	**28.482.500.150**
498	01	00	00	Rectificaciones al presupuesto	28.482.500.150	0	0	0	0	28.482.500.150
498	01	01	00	Rectificaciones al presupuesto	28.482.500.150	0	0	0	0	28.482.500.150
				Totales	**1.424.125.007.519**	**36.509.477.017**	**87.939.696.780**	0	0	**1.548.574.181.316**

01
Asamblea Nacional

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 01 - 1

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	Gastos de personal	2.896.773.190	0	0	0	0	2.896.773.190
401	01	00	00	Sueldos, salarios y otras retribuciones	775.644.295	0	0	0	0	775.644.295
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	296.180.881	0	0	0	0	296.180.881
401	01	03	00	Suplencias a empleados	1.515.000	0	0	0	0	1.515.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	198.838.626	0	0	0	0	198.838.626
401	01	13	00	Suplencias a obreros	1.548.000	0	0	0	0	1.548.000
401	01	18	00	Remuneraciones al personal contratado	92.991.398	0	0	0	0	92.991.398
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	83.873.623	0	0	0	0	83.873.623
401	01	18	02	Remuneraciones por honorarios profesionales	9.117.775	0	0	0	0	9.117.775
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	586.000	0	0	0	0	586.000
401	01	29	00	Dietas	1.987.440	0	0	0	0	1.987.440
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	58.850.000	0	0	0	0	58.850.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	114.277.750	0	0	0	0	114.277.750
401	01	37	00	Dietas de los altos funcionarios y altas funcionarias del poder público y de elección popular	2.832.000	0	0	0	0	2.832.000
401	01	99	00	Otras retribuciones	6.037.200	0	0	0	0	6.037.200
401	03	00	00	Primas	165.203.887	0	0	0	0	165.203.887
401	03	02	00	Primas de transporte a empleados	5.588.964	0	0	0	0	5.588.964
401	03	04	00	Primas por hijos a empleados	2.283.856	0	0	0	0	2.283.856
401	03	08	00	Primas de profesionalización a empleados	4.544.029	0	0	0	0	4.544.029
401	03	09	00	Primas por antigüedad a empleados	64.470.972	0	0	0	0	64.470.972
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	21.302.000	0	0	0	0	21.302.000
401	03	17	00	Primas de transporte a obreros	3.946.595	0	0	0	0	3.946.595
401	03	19	00	Primas por hijos de obreros	1.938.808	0	0	0	0	1.938.808
401	03	21	00	Primas por antigüedad a obreros	40.956.707	0	0	0	0	40.956.707
401	03	22	00	Primas de profesionalización a obreros	400.808	0	0	0	0	400.808
401	03	37	00	Primas de transporte al personal contratado	1.604.753	0	0	0	0	1.604.753
401	03	39	00	Primas por hijos al personal contratado	363.288	0	0	0	0	363.288
401	03	40	00	Primas de profesionalización al personal contratado	758.524	0	0	0	0	758.524
401	03	41	00	Primas por antigüedad al personal contratado	2.711.418	0	0	0	0	2.711.418
401	03	95	00	Otras primas al personal de alto nivel y de dirección	14.246.165	0	0	0	0	14.246.165
401	03	97	00	Otras primas a empleados	87.000	0	0	0	0	87.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	00	00	Complementos de sueldos y salarios	313.763.680	0	0	0	0	313.763.680
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	2.362.000	0	0	0	0	2.362.000
401	04	02	00	Complemento a empleados por trabajo nocturno	2.953.000	0	0	0	0	2.953.000
401	04	03	00	Complemento a empleados por gastos de alimentación	106.000	0	0	0	0	106.000
401	04	05	00	Complemento a empleados por gastos de representación	154.000	0	0	0	0	154.000
401	04	06	00	Complemento a empleados por comisión de servicios	2.433.000	0	0	0	0	2.433.000
401	04	08	00	Bono compensatorio de alimentación a empleados	104.859.600	0	0	0	0	104.859.600
401	04	10	00	Complemento a empleados por días feriados	1.938.000	0	0	0	0	1.938.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.569.000	0	0	0	0	1.569.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.961.000	0	0	0	0	1.961.000
401	04	16	00	Complemento a obreros por gastos de alimentación	350.000	0	0	0	0	350.000
401	04	18	00	Bono compensatorio de alimentación a obreros	71.300.500	0	0	0	0	71.300.500
401	04	20	00	Complemento a obreros por días feriados	1.287.000	0	0	0	0	1.287.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.285.000	0	0	0	0	1.285.000
401	04	25	00	Complemento al personal contratado por gastos de alimentación	125.000	0	0	0	0	125.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	31.188.500	0	0	0	0	31.188.500
401	04	28	00	Complemento al personal contratado por días feriados	469.000	0	0	0	0	469.000
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	4.555.000	0	0	0	0	4.555.000
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	37.137.480	0	0	0	0	37.137.480
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	3.108.000	0	0	0	0	3.108.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	40.051.600	0	0	0	0	40.051.600
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	3.524.000	0	0	0	0	3.524.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	322.000	0	0	0	0	322.000
401	04	96	00	Otros complementos a empleados	171.000	0	0	0	0	171.000
401	04	97	00	Otros complementos a obreros	434.000	0	0	0	0	434.000
401	04	98	00	Otros complementos al personal contratado	120.000	0	0	0	0	120.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	412.293.427	0	0	0	0	412.293.427
401	05	01	00	Aguinaldos a empleados	33.390.811	0	0	0	0	33.390.811
401	05	03	00	Bono vacacional a empleados	150.787.889	0	0	0	0	150.787.889
401	05	04	00	Aguinaldos a obreros	20.704.517	0	0	0	0	20.704.517

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	06	00	Bono vacacional a obreros	89.892.731	0	0	0	0	89.892.731
401	05	07	00	Aguinaldos al personal contratado	8.430.372	0	0	0	0	8.430.372
401	05	08	00	Bono vacacional al personal contratado	27.077.537	0	0	0	0	27.077.537
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	3.665.000	0	0	0	0	3.665.000
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	8.457.000	0	0	0	0	8.457.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	14.539.076	0	0	0	0	14.539.076
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	55.348.494	0	0	0	0	55.348.494
401	06	00	00	Aportes patronales y legales	175.437.878	0	0	0	0	175.437.878
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	49.987.592	0	0	0	0	49.987.592
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	11.108.353	0	0	0	0	11.108.353
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	9.935.333	0	0	0	0	9.935.333
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	32.381.571	0	0	0	0	32.381.571
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	7.197.016	0	0	0	0	7.197.016
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	6.282.060	0	0	0	0	6.282.060
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	11.775.112	0	0	0	0	11.775.112
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.302.859	0	0	0	0	2.302.859
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	2.642.716	0	0	0	0	2.642.716
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	10.077.000	0	0	0	0	10.077.000
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	1.941.000	0	0	0	0	1.941.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	21.023.037	0	0	0	0	21.023.037
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	4.113.110	0	0	0	0	4.113.110
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	4.671.119	0	0	0	0	4.671.119
401	07	00	00	Asistencia socio-económica	712.723.637	0	0	0	0	712.723.637
401	07	01	00	Capacitación y adiestramiento a empleados	3.400.000	0	0	0	0	3.400.000
401	07	02	00	Becas a empleados	11.035.051	0	0	0	0	11.035.051
401	07	03	00	Ayudas por matrimonio a empleados	2.634.640	0	0	0	0	2.634.640
401	07	04	00	Ayudas por nacimiento de hijos a empleados	397.137	0	0	0	0	397.137
401	07	05	00	Ayudas por defunción a empleados	190.512	0	0	0	0	190.512
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	750.000	0	0	0	0	750.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	55.845.116	0	0	0	0	55.845.116
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	194.558.508	0	0	0	0	194.558.508
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	6.880.868	0	0	0	0	6.880.868
401	07	10	00	Dotación de uniformes a empleados	27.309.245	0	0	0	0	27.309.245
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.699.256	0	0	0	0	2.699.256
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	225.600	0	0	0	0	225.600
401	07	17	00	Capacitación y adiestramiento a obreros	2.725.000	0	0	0	0	2.725.000
401	07	18	00	Becas a obreros	8.995.335	0	0	0	0	8.995.335
401	07	19	00	Ayudas por matrimonio de obreros	3.440.480	0	0	0	0	3.440.480
401	07	20	00	Ayudas por nacimiento de hijos de obreros	461.775	0	0	0	0	461.775
401	07	21	00	Ayudas por defunción a obreros	200.512	0	0	0	0	200.512
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	725.000	0	0	0	0	725.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	34.209.810	0	0	0	0	34.209.810
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	120.385.884	0	0	0	0	120.385.884
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	5.400.792	0	0	0	0	5.400.792
401	07	26	00	Dotación de uniformes a obreros	25.163.000	0	0	0	0	25.163.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.103.016	0	0	0	0	1.103.016
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	47.520	0	0	0	0	47.520
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	1.172.000	0	0	0	0	1.172.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	900.000	0	0	0	0	900.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	1.824.480	0	0	0	0	1.824.480
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	200.265	0	0	0	0	200.265
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	135.512	0	0	0	0	135.512
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	525.000	0	0	0	0	525.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	22.116.159	0	0	0	0	22.116.159
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	61.015.862	0	0	0	0	61.015.862
401	07	74	00	Capacitación y adiestramiento al personal contratado	575.000	0	0	0	0	575.000
401	07	75	00	Becas al personal contratado	2.279.837	0	0	0	0	2.279.837
401	07	76	00	Ayudas por matrimonio al personal contratado	1.620.320	0	0	0	0	1.620.320

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	165.510	0	0	0	0	165.510
401	07	78	00	Ayudas por defunción al personal contratado	92.208	0	0	0	0	92.208
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	275.000	0	0	0	0	275.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	12.762.712	0	0	0	0	12.762.712
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	35.173.100	0	0	0	0	35.173.100
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.404.218	0	0	0	0	1.404.218
401	07	83	00	Dotación de uniformes al personal contratado	14.750.000	0	0	0	0	14.750.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.038.792	0	0	0	0	1.038.792
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	7.200	0	0	0	0	7.200
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	29.520.224	0	0	0	0	29.520.224
401	07	96	00	Otras subvenciones a empleados	10.343.605	0	0	0	0	10.343.605
401	07	97	00	Otras subvenciones a obreros	4.397.476	0	0	0	0	4.397.476
401	07	99	00	Otras subvenciones al personal contratado	1.645.100	0	0	0	0	1.645.100
401	08	00	00	Prestaciones sociales e indemnizaciones	341.706.386	0	0	0	0	341.706.386
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	161.598.610	0	0	0	0	161.598.610
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	94.935.129	0	0	0	0	94.935.129
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	23.905.495	0	0	0	0	23.905.495
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	14.536.000	0	0	0	0	14.536.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	46.731.152	0	0	0	0	46.731.152
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**289.551.770**	**0**	**0**	**0**	**0**	**289.551.770**
402	01	00	00	Productos alimenticios y agropecuarios	42.386.862	0	0	0	0	42.386.862
402	01	01	00	Alimentos y bebidas para personas	41.922.862	0	0	0	0	41.922.862
402	01	02	00	Alimentos para animales	424.000	0	0	0	0	424.000
402	01	03	00	Productos agrícolas y pecuarios	40.000	0	0	0	0	40.000
402	03	00	00	Textiles y vestuarios	4.551.795	0	0	0	0	4.551.795
402	03	01	00	Textiles	3.236.795	0	0	0	0	3.236.795
402	03	02	00	Prendas de vestir	1.005.000	0	0	0	0	1.005.000
402	03	03	00	Calzados	310.000	0	0	0	0	310.000
402	04	00	00	Productos de cuero y caucho	7.622.000	0	0	0	0	7.622.000
402	04	03	00	Cauchos y tripas para vehículos	7.622.000	0	0	0	0	7.622.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	67.758.516	0	0	0	0	67.758.516
402	05	01	00	Pulpa de madera, papel y cartón	18.819.967	0	0	0	0	18.819.967
402	05	02	00	Envases y cajas de papel y cartón	2.150.950	0	0	0	0	2.150.950
402	05	03	00	Productos de papel y cartón para oficina	42.732.808	0	0	0	0	42.732.808
402	05	04	00	Libros, revistas y periódicos	357.301	0	0	0	0	357.301
402	05	06	00	Productos de papel y cartón para computación	500.000	0	0	0	0	500.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.197.490	0	0	0	0	3.197.490
402	06	00	00	Productos químicos y derivados	21.532.049	0	0	0	0	21.532.049
402	06	03	00	Tintas, pinturas y colorantes	7.026.546	0	0	0	0	7.026.546
402	06	04	00	Productos farmacéuticos y medicamentos	1.653.500	0	0	0	0	1.653.500
402	06	05	00	Productos de tocador	183.240	0	0	0	0	183.240
402	06	06	00	Combustibles y lubricantes	1.582.230	0	0	0	0	1.582.230
402	06	08	00	Productos plásticos	9.486.533	0	0	0	0	9.486.533
402	06	99	00	Otros productos de la industria química y conexos	1.600.000	0	0	0	0	1.600.000
402	07	00	00	Productos minerales no metálicos	3.125.000	0	0	0	0	3.125.000
402	07	02	00	Vidrios y productos de vidrio	2.925.000	0	0	0	0	2.925.000
402	07	04	00	Cemento, cal y yeso	200.000	0	0	0	0	200.000
402	08	00	00	Productos metálicos	24.640.800	0	0	0	0	24.640.800
402	08	01	00	Productos primarios de hierro y acero	2.275.000	0	0	0	0	2.275.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.467.500	0	0	0	0	3.467.500
402	08	04	00	Productos metálicos estructurales	300.000	0	0	0	0	300.000
402	08	07	00	Material de señalamiento	1.676.000	0	0	0	0	1.676.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.891.800	0	0	0	0	1.891.800
402	08	10	00	Repuestos y accesorios para otros equipos	15.020.500	0	0	0	0	15.020.500
402	08	99	00	Otros productos metálicos	10.000	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	117.934.748	0	0	0	0	117.934.748
402	10	01	00	Artículos de deporte, recreación y juguetes	1.545.000	0	0	0	0	1.545.000
402	10	02	00	Materiales y útiles de limpieza y aseo	14.427.825	0	0	0	0	14.427.825
402	10	03	00	Utensilios de cocina y comedor	1.632.597	0	0	0	0	1.632.597
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.003.000	0	0	0	0	1.003.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	23.554.749	0	0	0	0	23.554.749

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	2.395.000	0	0	0	0	2.395.000
402	10	07	00	Productos de seguridad en el trabajo	1.175.000	0	0	0	0	1.175.000
402	10	08	00	Materiales para equipos de computación	60.114.583	0	0	0	0	60.114.583
402	10	09	00	Especies timbradas y valores	60.000	0	0	0	0	60.000
402	10	11	00	Materiales eléctricos	5.654.900	0	0	0	0	5.654.900
402	10	12	00	Materiales para instalaciones sanitarias	1.927.000	0	0	0	0	1.927.000
402	10	13	00	Materiales fotográficos	155.000	0	0	0	0	155.000
402	10	99	00	Otros productos y útiles diversos	4.290.094	0	0	0	0	4.290.094
403	**00**	**00**	**00**	**Servicios no personales**	**405.207.885**	**0**	**0**	**0**	**0**	**405.207.885**
403	01	00	00	Alquileres de inmuebles	792.000	0	0	0	0	792.000
403	01	01	00	Alquileres de edificios y locales	792.000	0	0	0	0	792.000
403	02	00	00	Alquileres de maquinaria y equipos	12.229.743	0	0	0	0	12.229.743
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.640.000	0	0	0	0	1.640.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	820.000	0	0	0	0	820.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	1.550.000	0	0	0	0	1.550.000
403	02	99	00	Alquileres de otras maquinaria y equipos	8.219.743	0	0	0	0	8.219.743
403	04	00	00	Servicios básicos	14.663.200	0	0	0	0	14.663.200
403	04	01	00	Electricidad	1.030.000	0	0	0	0	1.030.000
403	04	02	00	Gas	30.000	0	0	0	0	30.000
403	04	03	00	Agua	240.000	0	0	0	0	240.000
403	04	04	00	Teléfonos	7.300.000	0	0	0	0	7.300.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	4.940.000	0	0	0	0	4.940.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	2.360.000	0	0	0	0	2.360.000
403	04	05	00	Servicio de comunicaciones	2.910.200	0	0	0	0	2.910.200
403	04	06	00	Servicio de aseo urbano y domiciliario	1.515.000	0	0	0	0	1.515.000
403	04	07	00	Servicio de condominio	1.638.000	0	0	0	0	1.638.000
403	06	00	00	Servicios de transporte y almacenaje	620.000	0	0	0	0	620.000
403	06	03	00	Estacionamiento	620.000	0	0	0	0	620.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.796.730	0	0	0	0	15.796.730
403	07	01	00	Publicidad y propaganda	438.200	0	0	0	0	438.200
403	07	02	00	Imprenta y reproducción	1.269.530	0	0	0	0	1.269.530

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	03	00	Relaciones sociales	13.385.000	0	0	0	0	13.385.000
403	07	04	00	Avisos	704.000	0	0	0	0	704.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	10.244.500	0	0	0	0	10.244.500
403	08	01	00	Primas y gastos de seguros	10.120.000	0	0	0	0	10.120.000
403	08	02	00	Comisiones y gastos bancarios	124.500	0	0	0	0	124.500
403	09	00	00	Viáticos y pasajes	26.499.459	0	0	0	0	26.499.459
403	09	01	00	Viáticos y pasajes dentro del país	11.775.207	0	0	0	0	11.775.207
403	09	02	00	Viáticos y pasajes fuera del pais	14.724.252	0	0	0	0	14.724.252
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	25.937.124	0	0	0	0	25.937.124
403	10	02	00	Servicios de contabilidad y auditoría	400.000	0	0	0	0	400.000
403	10	03	00	Servicios de procesamiento de datos	16.000.000	0	0	0	0	16.000.000
403	10	06	00	Servicios de veterinaria	2.839.838	0	0	0	0	2.839.838
403	10	07	00	Servicios de capacitación y adiestramiento	3.339.500	0	0	0	0	3.339.500
403	10	09	00	Servicios de lavandería y tintorería	2.181.500	0	0	0	0	2.181.500
403	10	99	00	Otros servicios profesionales y técnicos	1.176.286	0	0	0	0	1.176.286
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	64.170.000	0	0	0	0	64.170.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	14.395.000	0	0	0	0	14.395.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	5.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.105.000	0	0	0	0	5.105.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	44.665.000	0	0	0	0	44.665.000
403	12	00	00	Conservación y reparaciones menores de obras	51.295.714	0	0	0	0	51.295.714
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	51.295.714	0	0	0	0	51.295.714
403	16	00	00	Servicios de diversión, esparcimiento y culturales	54.674.000	0	0	0	0	54.674.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	54.674.000	0	0	0	0	54.674.000
403	18	00	00	Impuestos indirectos	121.941.649	0	0	0	0	121.941.649
403	18	01	00	Impuesto al valor agregado	121.941.649	0	0	0	0	121.941.649
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	3.087.776	0	0	0	0	3.087.776
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	3.087.776	0	0	0	0	3.087.776
403	99	00	00	Otros servicios no personales	3.255.990	0	0	0	0	3.255.990
403	99	01	00	Otros servicios no personales	3.255.990	0	0	0	0	3.255.990
404	**00**	**00**	**00**	**Activos reales**	**274.089.502**	**0**	**0**	**0**	**0**	**274.089.502**

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	16.730.000	0	0	0	0	16.730.000
404	01	01	00	Repuestos mayores	9.280.000	0	0	0	0	9.280.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	6.880.000	0	0	0	0	6.880.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	2.400.000	0	0	0	0	2.400.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	7.450.000	0	0	0	0	7.450.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	100.000
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	7.350.000	0	0	0	0	7.350.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	3.410.714	0	0	0	0	3.410.714
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	3.410.714	0	0	0	0	3.410.714
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	7.555.000	0	0	0	0	7.555.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	7.555.000	0	0	0	0	7.555.000
404	04	00	00	Equipos de transporte, tracción y elevación	31.314.400	0	0	0	0	31.314.400
404	04	01	00	Vehículos automotores terrestres	13.150.000	0	0	0	0	13.150.000
404	04	03	00	Equipos marítimos de transporte	60.000	0	0	0	0	60.000
404	04	05	00	Vehículos de tracción no motorizados	104.400	0	0	0	0	104.400
404	04	06	00	Equipos auxiliares de transporte	18.000.000	0	0	0	0	18.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	50.209.387	0	0	0	0	50.209.387
404	05	01	00	Equipos de telecomunicaciones	50.209.387	0	0	0	0	50.209.387
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	200.000	0	0	0	0	200.000
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	200.000	0	0	0	0	200.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.075.000	0	0	0	0	1.075.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	45.000	0	0	0	0	45.000
404	07	06	00	Instrumentos musicales y equipos de audio	1.030.000	0	0	0	0	1.030.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	142.802.451	0	0	0	0	142.802.451
404	09	01	00	Mobiliario y equipos de oficina	12.125.235	0	0	0	0	12.125.235
404	09	02	00	Equipos de computación	42.938.824	0	0	0	0	42.938.824
404	09	03	00	Mobiliario y equipos de alojamiento	86.638.392	0	0	0	0	86.638.392
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.100.000	0	0	0	0	1.100.000
404	12	00	00	Activos intangibles	20.180.000	0	0	0	0	20.180.000
404	12	04	00	Paquetes y programas de computación	20.180.000	0	0	0	0	20.180.000
404	99	00	00	Otros activos reales	612.550	0	0	0	0	612.550

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

01 - 10

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	99	01	00	Otros activos reales	612.550	0	0	0	0	612.550
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.214.774.548**	**0**	**0**	**0**	**0**	**1.214.774.548**
407	01	00	00	Transferencias y donaciones corrientes internas	1.213.151.900	0	0	0	0	1.213.151.900
407	01	01	00	Transferencias corrientes internas al sector privado	797.065.481	0	0	0	0	797.065.481
407	01	01	01	Pensiones del personal empleado, obrero y militar	50.735.135	0	0	0	0	50.735.135
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	287.651.297	0	0	0	0	287.651.297
407	01	01	03	Becas escolares	100.000	0	0	0	0	100.000
407	01	01	04	Becas universitarias en el país	262.500	0	0	0	0	262.500
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	5.703.000	0	0	0	0	5.703.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	7.488.622	0	0	0	0	7.488.622
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	51.933.000	0	0	0	0	51.933.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	33.616.381	0	0	0	0	33.616.381
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	17.582.000	0	0	0	0	17.582.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	43.571.365	0	0	0	0	43.571.365
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	164.679.000	0	0	0	0	164.679.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	87.836.181	0	0	0	0	87.836.181
407	01	01	47	Sobrevivientes por enfermedad común	45.907.000	0	0	0	0	45.907.000
407	01	02	00	Donaciones corrientes internas al sector privado	6.150.000	0	0	0	0	6.150.000
407	01	02	01	Donaciones corrientes a personas	6.150.000	0	0	0	0	6.150.000
407	01	03	00	Transferencias corrientes internas al sector público	409.936.419	0	0	0	0	409.936.419
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	409.936.419	0	0	0	0	409.936.419
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.622.648	0	0	0	0	1.622.648
407	02	01	00	Transferencias corrientes al exterior	1.622.648	0	0	0	0	1.622.648
407	02	01	04	Transferencias corrientes a organismos internacionales	1.622.648	0	0	0	0	1.622.648
411	**00**	**00**	**00**	**Disminución de pasivos**	**19.490.000**	**0**	**0**	**0**	**0**	**19.490.000**
411	11	00	00	Obligaciones de ejercicios anteriores	19.490.000	0	0	0	0	19.490.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	16.990.000	0	0	0	0	16.990.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	2.500.000	0	0	0	0	2.500.000
				Totales	**5.099.886.895**	**0**	**0**	**0**	**0**	**5.099.886.895**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129142 010063000 GESTIÓN PARLAMENTARIA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: FORMAR PROYECTOS DE LEYES, REFORMAS Y ACUERDOS PARA LEGISLAR EN LAS MATERIAS DE COMPETENCIA NACIONAL Y SOBRE EL FUNCIONAMIENTO DE LAS DISTINTAS RAMAS DEL PODER NACIONAL, ASÍ COMO EJERCER LAS FUNCIONES DE CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR, A LOS FINES DE GARANTIZAR LA CONFORMACIÓN DE UN CUERPO DE LEYES QUE RESPONDAN A LAS NECESIDADES DEL PAÍS.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**1.767.782.264**	0	0	0	0	**1.767.782.264**
401	01	00	00	Sueldos, salarios y otras retribuciones	461.062.000	0	0	0	0	461.062.000
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	158.594.000	0	0	0	0	158.594.000
401	01	03	00	Suplencias a empleados	507.000	0	0	0	0	507.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	93.774.000	0	0	0	0	93.774.000
401	01	13	00	Suplencias a obreros	447.000	0	0	0	0	447.000
401	01	18	00	Remuneraciones al personal contratado	52.266.000	0	0	0	0	52.266.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	47.226.000	0	0	0	0	47.226.000
401	01	18	02	Remuneraciones por honorarios profesionales	5.040.000	0	0	0	0	5.040.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	300.000	0	0	0	0	300.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	58.850.000	0	0	0	0	58.850.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	93.474.000	0	0	0	0	93.474.000
401	01	37	00	Dietas de los altos funcionarios y altas funcionarias del poder público y de elección popular	2.832.000	0	0	0	0	2.832.000
401	01	99	00	Otras retribuciones	18.000	0	0	0	0	18.000
401	03	00	00	Primas	91.545.000	0	0	0	0	91.545.000
401	03	02	00	Primas de transporte a empleados	3.253.000	0	0	0	0	3.253.000
401	03	04	00	Primas por hijos a empleados	1.309.000	0	0	0	0	1.309.000
401	03	08	00	Primas de profesionalización a empleados	2.203.000	0	0	0	0	2.203.000
401	03	09	00	Primas por antigüedad a empleados	35.162.000	0	0	0	0	35.162.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	12.195.000	0	0	0	0	12.195.000
401	03	17	00	Primas de transporte a obreros	2.134.000	0	0	0	0	2.134.000
401	03	19	00	Primas por hijos de obreros	1.080.000	0	0	0	0	1.080.000
401	03	21	00	Primas por antigüedad a obreros	18.870.000	0	0	0	0	18.870.000
401	03	22	00	Primas de profesionalización a obreros	261.000	0	0	0	0	261.000
401	03	37	00	Primas de transporte al personal contratado	1.044.000	0	0	0	0	1.044.000
401	03	39	00	Primas por hijos al personal contratado	212.000	0	0	0	0	212.000
401	03	40	00	Primas de profesionalización al personal contratado	380.000	0	0	0	0	380.000
401	03	41	00	Primas por antigüedad al personal contratado	1.550.000	0	0	0	0	1.550.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	11.805.000	0	0	0	0	11.805.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

01 - 12

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129142 010063000 GESTIÓN PARLAMENTARIA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: FORMAR PROYECTOS DE LEYES, REFORMAS Y ACUERDOS PARA LEGISLAR EN LAS MATERIAS DE COMPETENCIA NACIONAL Y SOBRE EL FUNCIONAMIENTO DE LAS DISTINTAS RAMAS DEL PODER NACIONAL, ASÍ COMO EJERCER LAS FUNCIONES DE CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR, A LOS FINES DE GARANTIZAR LA CONFORMACIÓN DE UN CUERPO DE LEYES QUE RESPONDAN A LAS NECESIDADES DEL PAÍS.

UNIDAD DE MEDIDA: INSTRUMENTO

META: 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	97	00	Otras primas a empleados	87.000	0	0	0	0	87.000
401	04	00	00	Complementos de sueldos y salarios	199.737.000	0	0	0	0	199.737.000
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	1.517.000	0	0	0	0	1.517.000
401	04	02	00	Complemento a empleados por trabajo nocturno	1.896.000	0	0	0	0	1.896.000
401	04	03	00	Complemento a empleados por gastos de alimentación	42.000	0	0	0	0	42.000
401	04	06	00	Complemento a empleados por comisión de servicios	2.105.000	0	0	0	0	2.105.000
401	04	08	00	Bono compensatorio de alimentación a empleados	55.600.000	0	0	0	0	55.600.000
401	04	10	00	Complemento a empleados por días feriados	1.244.000	0	0	0	0	1.244.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	876.000	0	0	0	0	876.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.095.000	0	0	0	0	1.095.000
401	04	16	00	Complemento a obreros por gastos de alimentación	140.000	0	0	0	0	140.000
401	04	18	00	Bono compensatorio de alimentación a obreros	36.480.000	0	0	0	0	36.480.000
401	04	20	00	Complemento a obreros por días feriados	719.000	0	0	0	0	719.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	855.000	0	0	0	0	855.000
401	04	25	00	Complemento al personal contratado por gastos de alimentación	56.000	0	0	0	0	56.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	17.840.000	0	0	0	0	17.840.000
401	04	28	00	Complemento al personal contratado por días feriados	312.000	0	0	0	0	312.000
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	4.555.000	0	0	0	0	4.555.000
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	35.106.000	0	0	0	0	35.106.000
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	1.869.000	0	0	0	0	1.869.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	33.200.000	0	0	0	0	33.200.000
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	3.524.000	0	0	0	0	3.524.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	261.000	0	0	0	0	261.000
401	04	96	00	Otros complementos a empleados	131.000	0	0	0	0	131.000
401	04	97	00	Otros complementos a obreros	234.000	0	0	0	0	234.000
401	04	98	00	Otros complementos al personal contratado	80.000	0	0	0	0	80.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	263.241.000	0	0	0	0	263.241.000
401	05	01	00	Aguinaldos a empleados	19.948.000	0	0	0	0	19.948.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129142 010063000 GESTIÓN PARLAMENTARIA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: FORMAR PROYECTOS DE LEYES, REFORMAS Y ACUERDOS PARA LEGISLAR EN LAS MATERIAS DE COMPETENCIA NACIONAL Y SOBRE EL FUNCIONAMIENTO DE LAS DISTINTAS RAMAS DEL PODER NACIONAL, ASÍ COMO EJERCER LAS FUNCIONES DE CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR, A LOS FINES DE GARANTIZAR LA CONFORMACIÓN DE UN CUERPO DE LEYES QUE RESPONDAN A LAS NECESIDADES DEL PAÍS.

UNIDAD DE MEDIDA: INSTRUMENTO

META: 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	03	00	Bono vacacional a empleados	89.814.000	0	0	0	0	89.814.000
401	05	04	00	Aguinaldos a obreros	11.416.000	0	0	0	0	11.416.000
401	05	06	00	Bono vacacional a obreros	50.661.000	0	0	0	0	50.661.000
401	05	07	00	Aguinaldos al personal contratado	4.952.000	0	0	0	0	4.952.000
401	05	08	00	Bono vacacional al personal contratado	18.371.000	0	0	0	0	18.371.000
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	3.665.000	0	0	0	0	3.665.000
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	8.457.000	0	0	0	0	8.457.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	11.172.000	0	0	0	0	11.172.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	44.785.000	0	0	0	0	44.785.000
401	06	00	00	Aportes patronales y legales	117.406.000	0	0	0	0	117.406.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	31.289.000	0	0	0	0	31.289.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	6.953.000	0	0	0	0	6.953.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	6.026.000	0	0	0	0	6.026.000
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	17.907.000	0	0	0	0	17.907.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	3.980.000	0	0	0	0	3.980.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.449.000	0	0	0	0	3.449.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	7.768.000	0	0	0	0	7.768.000
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.496.000	0	0	0	0	1.496.000
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.726.000	0	0	0	0	1.726.000
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	10.077.000	0	0	0	0	10.077.000
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	1.941.000	0	0	0	0	1.941.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	17.525.000	0	0	0	0	17.525.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	3.375.000	0	0	0	0	3.375.000
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	3.894.000	0	0	0	0	3.894.000
401	07	00	00	Asistencia socio-económica	421.036.000	0	0	0	0	421.036.000
401	07	01	00	Capacitación y adiestramiento a empleados	2.000.000	0	0	0	0	2.000.000
401	07	02	00	Becas a empleados	4.806.000	0	0	0	0	4.806.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129142 010063000 GESTIÓN PARLAMENTARIA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: FORMAR PROYECTOS DE LEYES, REFORMAS Y ACUERDOS PARA LEGISLAR EN LAS MATERIAS DE COMPETENCIA NACIONAL Y SOBRE EL FUNCIONAMIENTO DE LAS DISTINTAS RAMAS DEL PODER NACIONAL, ASÍ COMO EJERCER LAS FUNCIONES DE CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR, A LOS FINES DE GARANTIZAR LA CONFORMACIÓN DE UN CUERPO DE LEYES QUE RESPONDAN A LAS NECESIDADES DEL PAÍS.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	03	00	Ayudas por matrimonio a empleados	1.212.000	0	0	0	0	1.212.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	160.000	0	0	0	0	160.000
401	07	05	00	Ayudas por defunción a empleados	100.000	0	0	0	0	100.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	500.000	0	0	0	0	500.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	31.637.000	0	0	0	0	31.637.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	114.156.000	0	0	0	0	114.156.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.000.000	0	0	0	0	3.000.000
401	07	10	00	Dotación de uniformes a empleados	17.220.000	0	0	0	0	17.220.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.172.000	0	0	0	0	1.172.000
401	07	17	00	Capacitación y adiestramiento a obreros	1.750.000	0	0	0	0	1.750.000
401	07	18	00	Becas a obreros	4.646.000	0	0	0	0	4.646.000
401	07	19	00	Ayudas por matrimonio de obreros	1.212.000	0	0	0	0	1.212.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	224.000	0	0	0	0	224.000
401	07	21	00	Ayudas por defunción a obreros	100.000	0	0	0	0	100.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	500.000	0	0	0	0	500.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	18.106.000	0	0	0	0	18.106.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	60.513.000	0	0	0	0	60.513.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.900.000	0	0	0	0	2.900.000
401	07	26	00	Dotación de uniformes a obreros	14.601.000	0	0	0	0	14.601.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	1.172.000	0	0	0	0	1.172.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	500.000	0	0	0	0	500.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	1.010.000	0	0	0	0	1.010.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	128.000	0	0	0	0	128.000
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	75.000	0	0	0	0	75.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	375.000	0	0	0	0	375.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	17.719.000	0	0	0	0	17.719.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	50.123.000	0	0	0	0	50.123.000

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129142 010063000 GESTIÓN PARLAMENTARIA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: FORMAR PROYECTOS DE LEYES, REFORMAS Y ACUERDOS PARA LEGISLAR EN LAS MATERIAS DE COMPETENCIA NACIONAL Y SOBRE EL FUNCIONAMIENTO DE LAS DISTINTAS RAMAS DEL PODER NACIONAL, ASÍ COMO EJERCER LAS FUNCIONES DE CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR, A LOS FINES DE GARANTIZAR LA CONFORMACIÓN DE UN CUERPO DE LEYES QUE RESPONDAN A LAS NECESIDADES DEL PAÍS.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	74	00	Capacitación y adiestramiento al personal contratado	250.000	0	0	0	0	250.000
401	07	75	00	Becas al personal contratado	1.121.000	0	0	0	0	1.121.000
401	07	76	00	Ayudas por matrimonio al personal contratado	808.000	0	0	0	0	808.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	96.000	0	0	0	0	96.000
401	07	78	00	Ayudas por defunción al personal contratado	50.000	0	0	0	0	50.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	125.000	0	0	0	0	125.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	7.854.000	0	0	0	0	7.854.000
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	19.954.000	0	0	0	0	19.954.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	700.000	0	0	0	0	700.000
401	07	83	00	Dotación de uniformes al personal contratado	8.836.000	0	0	0	0	8.836.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	533.000	0	0	0	0	533.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	24.486.000	0	0	0	0	24.486.000
401	07	96	00	Otras subvenciones a empleados	4.462.000	0	0	0	0	4.462.000
401	07	97	00	Otras subvenciones a obreros	125.000	0	0	0	0	125.000
401	07	99	00	Otras subvenciones al personal contratado	19.000	0	0	0	0	19.000
401	08	00	00	Prestaciones sociales e indemnizaciones	213.755.264	0	0	0	0	213.755.264
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	94.702.000	0	0	0	0	94.702.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	52.450.000	0	0	0	0	52.450.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	14.086.000	0	0	0	0	14.086.000
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	14.536.000	0	0	0	0	14.536.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	37.981.264	0	0	0	0	37.981.264
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**69.935.144**	**0**	**0**	**0**	**0**	**69.935.144**
402	01	00	00	Productos alimenticios y agropecuarios	15.593.239	0	0	0	0	15.593.239
402	01	01	00	Alimentos y bebidas para personas	15.169.239	0	0	0	0	15.169.239
402	01	02	00	Alimentos para animales	424.000	0	0	0	0	424.000
402	03	00	00	Textiles y vestuarios	3.511.795	0	0	0	0	3.511.795
402	03	01	00	Textiles	2.876.795	0	0	0	0	2.876.795
402	03	02	00	Prendas de vestir	635.000	0	0	0	0	635.000

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129142 010063000 GESTIÓN PARLAMENTARIA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: FORMAR PROYECTOS DE LEYES, REFORMAS Y ACUERDOS PARA LEGISLAR EN LAS MATERIAS DE COMPETENCIA NACIONAL Y SOBRE EL FUNCIONAMIENTO DE LAS DISTINTAS RAMAS DEL PODER NACIONAL, ASÍ COMO EJERCER LAS FUNCIONES DE CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR, A LOS FINES DE GARANTIZAR LA CONFORMACIÓN DE UN CUERPO DE LEYES QUE RESPONDAN A LAS NECESIDADES DEL PAÍS.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	04	00	00	Productos de cuero y caucho	1.530.000	0	0	0	0	1.530.000
402	04	03	00	Cauchos y tripas para vehículos	1.530.000	0	0	0	0	1.530.000
402	05	00	00	Productos de papel, cartón e impresos	15.194.052	0	0	0	0	15.194.052
402	05	01	00	Pulpa de madera, papel y cartón	5.326.022	0	0	0	0	5.326.022
402	05	02	00	Envases y cajas de papel y cartón	474.350	0	0	0	0	474.350
402	05	03	00	Productos de papel y cartón para oficina	6.575.680	0	0	0	0	6.575.680
402	05	04	00	Libros, revistas y periódicos	323.000	0	0	0	0	323.000
402	05	06	00	Productos de papel y cartón para computación	15.000	0	0	0	0	15.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.480.000	0	0	0	0	2.480.000
402	06	00	00	Productos químicos y derivados	5.158.973	0	0	0	0	5.158.973
402	06	03	00	Tintas, pinturas y colorantes	700.000	0	0	0	0	700.000
402	06	04	00	Productos farmacéuticos y medicamentos	700.000	0	0	0	0	700.000
402	06	05	00	Productos de tocador	90.000	0	0	0	0	90.000
402	06	06	00	Combustibles y lubricantes	146.000	0	0	0	0	146.000
402	06	08	00	Productos plásticos	1.922.973	0	0	0	0	1.922.973
402	06	99	00	Otros productos de la industria química y conexos	1.600.000	0	0	0	0	1.600.000
402	07	00	00	Productos minerales no metálicos	2.850.000	0	0	0	0	2.850.000
402	07	02	00	Vidrios y productos de vidrio	2.850.000	0	0	0	0	2.850.000
402	08	00	00	Productos metálicos	2.273.500	0	0	0	0	2.273.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	387.500	0	0	0	0	387.500
402	08	07	00	Material de señalamiento	1.556.000	0	0	0	0	1.556.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	40.000	0	0	0	0	40.000
402	08	10	00	Repuestos y accesorios para otros equipos	290.000	0	0	0	0	290.000
402	10	00	00	Productos varios y útiles diversos	23.823.585	0	0	0	0	23.823.585
402	10	01	00	Artículos de deporte, recreación y juguetes	1.545.000	0	0	0	0	1.545.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.429.780	0	0	0	0	1.429.780
402	10	03	00	Utensilios de cocina y comedor	662.597	0	0	0	0	662.597
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	105.000	0	0	0	0	105.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.325.500	0	0	0	0	2.325.500

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129142 010063000 GESTIÓN PARLAMENTARIA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: FORMAR PROYECTOS DE LEYES, REFORMAS Y ACUERDOS PARA LEGISLAR EN LAS MATERIAS DE COMPETENCIA NACIONAL Y SOBRE EL FUNCIONAMIENTO DE LAS DISTINTAS RAMAS DEL PODER NACIONAL, ASÍ COMO EJERCER LAS FUNCIONES DE CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR, A LOS FINES DE GARANTIZAR LA CONFORMACIÓN DE UN CUERPO DE LEYES QUE RESPONDAN A LAS NECESIDADES DEL PAÍS.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	1.759.000	0	0	0	0	1.759.000
402	10	07	00	Productos de seguridad en el trabajo	305.000	0	0	0	0	305.000
402	10	08	00	Materiales para equipos de computación	13.546.708	0	0	0	0	13.546.708
402	10	09	00	Especies timbradas y valores	60.000	0	0	0	0	60.000
402	10	11	00	Materiales eléctricos	20.000	0	0	0	0	20.000
402	10	13	00	Materiales fotográficos	155.000	0	0	0	0	155.000
402	10	99	00	Otros productos y útiles diversos	1.910.000	0	0	0	0	1.910.000
403	**00**	**00**	**00**	**Servicios no personales**	**68.763.428**	**0**	**0**	**0**	**0**	**68.763.428**
403	02	00	00	Alquileres de maquinaria y equipos	5.260.000	0	0	0	0	5.260.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	240.000	0	0	0	0	240.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	820.000	0	0	0	0	820.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	1.550.000	0	0	0	0	1.550.000
403	02	99	00	Alquileres de otras maquinaria y equipos	2.650.000	0	0	0	0	2.650.000
403	04	00	00	Servicios básicos	60.000	0	0	0	0	60.000
403	04	05	00	Servicio de comunicaciones	60.000	0	0	0	0	60.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.893.000	0	0	0	0	2.893.000
403	07	01	00	Publicidad y propaganda	192.000	0	0	0	0	192.000
403	07	02	00	Imprenta y reproducción	654.000	0	0	0	0	654.000
403	07	03	00	Relaciones sociales	1.719.000	0	0	0	0	1.719.000
403	07	04	00	Avisos	328.000	0	0	0	0	328.000
403	09	00	00	Viáticos y pasajes	20.849.459	0	0	0	0	20.849.459
403	09	01	00	Viáticos y pasajes dentro del país	10.275.207	0	0	0	0	10.275.207
403	09	02	00	Viáticos y pasajes fuera del país	10.574.252	0	0	0	0	10.574.252
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	5.399.338	0	0	0	0	5.399.338
403	10	06	00	Servicios de veterinaria	2.839.838	0	0	0	0	2.839.838
403	10	07	00	Servicios de capacitación y adiestramiento	200.000	0	0	0	0	200.000
403	10	09	00	Servicios de lavandería y tintorería	2.059.500	0	0	0	0	2.059.500
403	10	99	00	Otros servicios profesionales y técnicos	300.000	0	0	0	0	300.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.897.000	0	0	0	0	1.897.000

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129142 010063000 GESTIÓN PARLAMENTARIA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: FORMAR PROYECTOS DE LEYES, REFORMAS Y ACUERDOS PARA LEGISLAR EN LAS MATERIAS DE COMPETENCIA NACIONAL Y SOBRE EL FUNCIONAMIENTO DE LAS DISTINTAS RAMAS DEL PODER NACIONAL, ASÍ COMO EJERCER LAS FUNCIONES DE CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR, A LOS FINES DE GARANTIZAR LA CONFORMACIÓN DE UN CUERPO DE LEYES QUE RESPONDAN A LAS NECESIDADES DEL PAÍS.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.817.000	0	0	0	0	1.817.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	80.000	0	0	0	0	80.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	4.074.000	0	0	0	0	4.074.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	4.074.000	0	0	0	0	4.074.000
403	18	00	00	Impuestos indirectos	26.632.131	0	0	0	0	26.632.131
403	18	01	00	Impuesto al valor agregado	26.632.131	0	0	0	0	26.632.131
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.253.000	0	0	0	0	1.253.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.253.000	0	0	0	0	1.253.000
403	99	00	00	Otros servicios no personales	445.500	0	0	0	0	445.500
403	99	01	00	Otros servicios no personales	445.500	0	0	0	0	445.500
404	**00**	**00**	**00**	**Activos reales**	**11.757.442**	**0**	**0**	**0**	**0**	**11.757.442**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.445.000	0	0	0	0	1.445.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.445.000	0	0	0	0	1.445.000
404	04	00	00	Equipos de transporte, tracción y elevación	210.000	0	0	0	0	210.000
404	04	01	00	Vehículos automotores terrestres	150.000	0	0	0	0	150.000
404	04	03	00	Equipos marítimos de transporte	60.000	0	0	0	0	60.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.320.000	0	0	0	0	1.320.000
404	05	01	00	Equipos de telecomunicaciones	1.320.000	0	0	0	0	1.320.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	110.000	0	0	0	0	110.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	30.000	0	0	0	0	30.000
404	07	06	00	Instrumentos musicales y equipos de audio	80.000	0	0	0	0	80.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	8.614.892	0	0	0	0	8.614.892
404	09	01	00	Mobiliario y equipos de oficina	4.090.000	0	0	0	0	4.090.000
404	09	02	00	Equipos de computación	2.370.000	0	0	0	0	2.370.000
404	09	03	00	Mobiliario y equipos de alojamiento	2.154.892	0	0	0	0	2.154.892
404	99	00	00	Otros activos reales	57.550	0	0	0	0	57.550
404	99	01	00	Otros activos reales	57.550	0	0	0	0	57.550
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.562.500**	**0**	**0**	**0**	**0**	**7.562.500**
407	01	00	00	Transferencias y donaciones corrientes internas	6.362.500	0	0	0	0	6.362.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129142 010063000 GESTIÓN PARLAMENTARIA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: FORMAR PROYECTOS DE LEYES, REFORMAS Y ACUERDOS PARA LEGISLAR EN LAS MATERIAS DE COMPETENCIA NACIONAL Y SOBRE EL FUNCIONAMIENTO DE LAS DISTINTAS RAMAS DEL PODER NACIONAL, ASÍ COMO EJERCER LAS FUNCIONES DE CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR, A LOS FINES DE GARANTIZAR LA CONFORMACIÓN DE UN CUERPO DE LEYES QUE RESPONDAN A LAS NECESIDADES DEL PAÍS.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	01	00	Transferencias corrientes internas al sector privado	362.500	0	0	0	0	362.500
407	01	01	03	Becas escolares	100.000	0	0	0	0	100.000
407	01	01	04	Becas universitarias en el país	262.500	0	0	0	0	262.500
407	01	02	00	Donaciones corrientes internas al sector privado	6.000.000	0	0	0	0	6.000.000
407	01	02	01	Donaciones corrientes a personas	6.000.000	0	0	0	0	6.000.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.200.000	0	0	0	0	1.200.000
407	02	01	00	Transferencias corrientes al exterior	1.200.000	0	0	0	0	1.200.000
407	02	01	04	Transferencias corrientes a organismos internacionales	1.200.000	0	0	0	0	1.200.000
				Totales	**1.925.800.778**	**0**	**0**	**0**	**0**	**1.925.800.778**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129142 010063000 GESTIÓN PARLAMENTARIA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: FORMAR PROYECTOS DE LEYES, REFORMAS Y ACUERDOS PARA LEGISLAR EN LAS MATERIAS DE COMPETENCIA NACIONAL Y SOBRE EL FUNCIONAMIENTO DE LAS DISTINTAS RAMAS DEL PODER NACIONAL, ASÍ COMO EJERCER LAS FUNCIONES DE CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR, A LOS FINES DE GARANTIZAR LA CONFORMACIÓN DE UN CUERPO DE LEYES QUE RESPONDAN A LAS NECESIDADES DEL PAÍS.

UNIDAD DE MEDIDA: INSTRUMENTO

META: 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.200.000**	**0**	**0**	**0**	**0**	**1.200.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.200.000	0	0	0	0	1.200.000
407	02	01	00	Transferencias corrientes al exterior	1.200.000	0	0	0	0	1.200.000
407	02	01	04	Transferencias corrientes a organismos internacionales	1.200.000	0	0	0	0	1.200.000
				- I0211 Unión Interparlamentaria Mundial	1.200.000	0	0	0	0	1.200.000
				Totales	**1.200.000**	**0**	**0**	**0**	**0**	**1.200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129142 010063000 GESTIÓN PARLAMENTARIA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: FORMAR PROYECTOS DE LEYES, REFORMAS Y ACUERDOS PARA LEGISLAR EN LAS MATERIAS DE COMPETENCIA NACIONAL Y SOBRE EL FUNCIONAMIENTO DE LAS DISTINTAS RAMAS DEL PODER NACIONAL, ASÍ COMO EJERCER LAS FUNCIONES DE CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR, A LOS FINES DE GARANTIZAR LA CONFORMACIÓN DE UN CUERPO DE LEYES QUE RESPONDAN A LAS NECESIDADES DEL PAÍS.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010063001 FORMACIÓN DE PROYECTOS DE LEYES, REFORMAS, ACUERDOS Y EL EJERCICIO DEL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL, CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**1.767.782.264**	0	0	0	0	**1.767.782.264**
401	01	00	00	Sueldos, salarios y otras retribuciones	461.062.000	0	0	0	0	461.062.000
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	158.594.000	0	0	0	0	158.594.000
401	01	03	00	Suplencias a empleados	507.000	0	0	0	0	507.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	93.774.000	0	0	0	0	93.774.000
401	01	13	00	Suplencias a obreros	447.000	0	0	0	0	447.000
401	01	18	00	Remuneraciones al personal contratado	52.266.000	0	0	0	0	52.266.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	47.226.000	0	0	0	0	47.226.000
401	01	18	02	Remuneraciones por honorarios profesionales	5.040.000	0	0	0	0	5.040.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	300.000	0	0	0	0	300.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	58.850.000	0	0	0	0	58.850.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	93.474.000	0	0	0	0	93.474.000
401	01	37	00	Dietas de los altos funcionarios y altas funcionarias del poder público y de elección popular	2.832.000	0	0	0	0	2.832.000
401	01	99	00	Otras retribuciones	18.000	0	0	0	0	18.000
401	03	00	00	Primas	91.545.000	0	0	0	0	91.545.000
401	03	02	00	Primas de transporte a empleados	3.253.000	0	0	0	0	3.253.000
401	03	04	00	Primas por hijos a empleados	1.309.000	0	0	0	0	1.309.000
401	03	08	00	Primas de profesionalización a empleados	2.203.000	0	0	0	0	2.203.000
401	03	09	00	Primas por antigüedad a empleados	35.162.000	0	0	0	0	35.162.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	12.195.000	0	0	0	0	12.195.000
401	03	17	00	Primas de transporte a obreros	2.134.000	0	0	0	0	2.134.000
401	03	19	00	Primas por hijos de obreros	1.080.000	0	0	0	0	1.080.000
401	03	21	00	Primas por antigüedad a obreros	18.870.000	0	0	0	0	18.870.000
401	03	22	00	Primas de profesionalización a obreros	261.000	0	0	0	0	261.000

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129142 010063000 GESTIÓN PARLAMENTARIA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: FORMAR PROYECTOS DE LEYES, REFORMAS Y ACUERDOS PARA LEGISLAR EN LAS MATERIAS DE COMPETENCIA NACIONAL Y SOBRE EL FUNCIONAMIENTO DE LAS DISTINTAS RAMAS DEL PODER NACIONAL, ASÍ COMO EJERCER LAS FUNCIONES DE CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR, A LOS FINES DE GARANTIZAR LA CONFORMACIÓN DE UN CUERPO DE LEYES QUE RESPONDAN A LAS NECESIDADES DEL PAÍS.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010063001 FORMACIÓN DE PROYECTOS DE LEYES, REFORMAS, ACUERDOS Y EL EJERCICIO DEL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL, CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	37	00	Primas de transporte al personal contratado	1.044.000	0	0	0	0	1.044.000
401	03	39	00	Primas por hijos al personal contratado	212.000	0	0	0	0	212.000
401	03	40	00	Primas de profesionalización al personal contratado	380.000	0	0	0	0	380.000
401	03	41	00	Primas por antigüedad al personal contratado	1.550.000	0	0	0	0	1.550.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	11.805.000	0	0	0	0	11.805.000
401	03	97	00	Otras primas a empleados	87.000	0	0	0	0	87.000
401	04	00	00	Complementos de sueldos y salarios	199.737.000	0	0	0	0	199.737.000
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	1.517.000	0	0	0	0	1.517.000
401	04	02	00	Complemento a empleados por trabajo nocturno	1.896.000	0	0	0	0	1.896.000
401	04	03	00	Complemento a empleados por gastos de alimentación	42.000	0	0	0	0	42.000
401	04	06	00	Complemento a empleados por comisión de servicios	2.105.000	0	0	0	0	2.105.000
401	04	08	00	Bono compensatorio de alimentación a empleados	55.600.000	0	0	0	0	55.600.000
401	04	10	00	Complemento a empleados por días feriados	1.244.000	0	0	0	0	1.244.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	876.000	0	0	0	0	876.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.095.000	0	0	0	0	1.095.000
401	04	16	00	Complemento a obreros por gastos de alimentación	140.000	0	0	0	0	140.000
401	04	18	00	Bono compensatorio de alimentación a obreros	36.480.000	0	0	0	0	36.480.000
401	04	20	00	Complemento a obreros por días feriados	719.000	0	0	0	0	719.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	855.000	0	0	0	0	855.000
401	04	25	00	Complemento al personal contratado por gastos de alimentación	56.000	0	0	0	0	56.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	17.840.000	0	0	0	0	17.840.000
401	04	28	00	Complemento al personal contratado por días feriados	312.000	0	0	0	0	312.000
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	4.555.000	0	0	0	0	4.555.000
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	35.106.000	0	0	0	0	35.106.000

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129142 010063000 GESTIÓN PARLAMENTARIA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: FORMAR PROYECTOS DE LEYES, REFORMAS Y ACUERDOS PARA LEGISLAR EN LAS MATERIAS DE COMPETENCIA NACIONAL Y SOBRE EL FUNCIONAMIENTO DE LAS DISTINTAS RAMAS DEL PODER NACIONAL, ASÍ COMO EJERCER LAS FUNCIONES DE CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR, A LOS FINES DE GARANTIZAR LA CONFORMACIÓN DE UN CUERPO DE LEYES QUE RESPONDAN A LAS NECESIDADES DEL PAÍS.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010063001 FORMACIÓN DE PROYECTOS DE LEYES, REFORMAS, ACUERDOS Y EL EJERCICIO DEL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL, CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	1.869.000	0	0	0	0	1.869.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	33.200.000	0	0	0	0	33.200.000
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	3.524.000	0	0	0	0	3.524.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	261.000	0	0	0	0	261.000
401	04	96	00	Otros complementos a empleados	131.000	0	0	0	0	131.000
401	04	97	00	Otros complementos a obreros	234.000	0	0	0	0	234.000
401	04	98	00	Otros complementos al personal contratado	80.000	0	0	0	0	80.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	263.241.000	0	0	0	0	263.241.000
401	05	01	00	Aguinaldos a empleados	19.948.000	0	0	0	0	19.948.000
401	05	03	00	Bono vacacional a empleados	89.814.000	0	0	0	0	89.814.000
401	05	04	00	Aguinaldos a obreros	11.416.000	0	0	0	0	11.416.000
401	05	06	00	Bono vacacional a obreros	50.661.000	0	0	0	0	50.661.000
401	05	07	00	Aguinaldos al personal contratado	4.952.000	0	0	0	0	4.952.000
401	05	08	00	Bono vacacional al personal contratado	18.371.000	0	0	0	0	18.371.000
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	3.665.000	0	0	0	0	3.665.000
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	8.457.000	0	0	0	0	8.457.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	11.172.000	0	0	0	0	11.172.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	44.785.000	0	0	0	0	44.785.000
401	06	00	00	Aportes patronales y legales	117.406.000	0	0	0	0	117.406.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	31.289.000	0	0	0	0	31.289.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	6.953.000	0	0	0	0	6.953.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	6.026.000	0	0	0	0	6.026.000
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	17.907.000	0	0	0	0	17.907.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	3.980.000	0	0	0	0	3.980.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129142 010063000 GESTIÓN PARLAMENTARIA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: FORMAR PROYECTOS DE LEYES, REFORMAS Y ACUERDOS PARA LEGISLAR EN LAS MATERIAS DE COMPETENCIA NACIONAL Y SOBRE EL FUNCIONAMIENTO DE LAS DISTINTAS RAMAS DEL PODER NACIONAL, ASÍ COMO EJERCER LAS FUNCIONES DE CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR, A LOS FINES DE GARANTIZAR LA CONFORMACIÓN DE UN CUERPO DE LEYES QUE RESPONDAN A LAS NECESIDADES DEL PAÍS.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010063001 FORMACIÓN DE PROYECTOS DE LEYES, REFORMAS, ACUERDOS Y EL EJERCICIO DEL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL, CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.449.000	0	0	0	0	3.449.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	7.768.000	0	0	0	0	7.768.000
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.496.000	0	0	0	0	1.496.000
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.726.000	0	0	0	0	1.726.000
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	10.077.000	0	0	0	0	10.077.000
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	1.941.000	0	0	0	0	1.941.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	17.525.000	0	0	0	0	17.525.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	3.375.000	0	0	0	0	3.375.000
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	3.894.000	0	0	0	0	3.894.000
401	07	00	00	Asistencia socio-económica	421.036.000	0	0	0	0	421.036.000
401	07	01	00	Capacitación y adiestramiento a empleados	2.000.000	0	0	0	0	2.000.000
401	07	02	00	Becas a empleados	4.806.000	0	0	0	0	4.806.000
401	07	03	00	Ayudas por matrimonio a empleados	1.212.000	0	0	0	0	1.212.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	160.000	0	0	0	0	160.000
401	07	05	00	Ayudas por defunción a empleados	100.000	0	0	0	0	100.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	500.000	0	0	0	0	500.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	31.637.000	0	0	0	0	31.637.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	114.156.000	0	0	0	0	114.156.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.000.000	0	0	0	0	3.000.000
401	07	10	00	Dotación de uniformes a empleados	17.220.000	0	0	0	0	17.220.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.172.000	0	0	0	0	1.172.000
401	07	17	00	Capacitación y adiestramiento a obreros	1.750.000	0	0	0	0	1.750.000

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129142 010063000 GESTIÓN PARLAMENTARIA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: FORMAR PROYECTOS DE LEYES, REFORMAS Y ACUERDOS PARA LEGISLAR EN LAS MATERIAS DE COMPETENCIA NACIONAL Y SOBRE EL FUNCIONAMIENTO DE LAS DISTINTAS RAMAS DEL PODER NACIONAL, ASÍ COMO EJERCER LAS FUNCIONES DE CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR, A LOS FINES DE GARANTIZAR LA CONFORMACIÓN DE UN CUERPO DE LEYES QUE RESPONDAN A LAS NECESIDADES DEL PAÍS.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010063001 FORMACIÓN DE PROYECTOS DE LEYES, REFORMAS, ACUERDOS Y EL EJERCICIO DEL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL, CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	18	00	Becas a obreros	4.646.000	0	0	0	0	4.646.000
401	07	19	00	Ayudas por matrimonio de obreros	1.212.000	0	0	0	0	1.212.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	224.000	0	0	0	0	224.000
401	07	21	00	Ayudas por defunción a obreros	100.000	0	0	0	0	100.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	500.000	0	0	0	0	500.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	18.106.000	0	0	0	0	18.106.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	60.513.000	0	0	0	0	60.513.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.900.000	0	0	0	0	2.900.000
401	07	26	00	Dotación de uniformes a obreros	14.601.000	0	0	0	0	14.601.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	1.172.000	0	0	0	0	1.172.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	500.000	0	0	0	0	500.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	1.010.000	0	0	0	0	1.010.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	128.000	0	0	0	0	128.000
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	75.000	0	0	0	0	75.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	375.000	0	0	0	0	375.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	17.719.000	0	0	0	0	17.719.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	50.123.000	0	0	0	0	50.123.000
401	07	74	00	Capacitación y adiestramiento al personal contratado	250.000	0	0	0	0	250.000
401	07	75	00	Becas al personal contratado	1.121.000	0	0	0	0	1.121.000
401	07	76	00	Ayudas por matrimonio al personal contratado	808.000	0	0	0	0	808.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	96.000	0	0	0	0	96.000
401	07	78	00	Ayudas por defunción al personal contratado	50.000	0	0	0	0	50.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	125.000	0	0	0	0	125.000

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129142 010063000 GESTIÓN PARLAMENTARIA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: FORMAR PROYECTOS DE LEYES, REFORMAS Y ACUERDOS PARA LEGISLAR EN LAS MATERIAS DE COMPETENCIA NACIONAL Y SOBRE EL FUNCIONAMIENTO DE LAS DISTINTAS RAMAS DEL PODER NACIONAL, ASÍ COMO EJERCER LAS FUNCIONES DE CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR, A LOS FINES DE GARANTIZAR LA CONFORMACIÓN DE UN CUERPO DE LEYES QUE RESPONDAN A LAS NECESIDADES DEL PAÍS.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010063001 FORMACIÓN DE PROYECTOS DE LEYES, REFORMAS, ACUERDOS Y EL EJERCICIO DEL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL, CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	7.854.000	0	0	0	0	7.854.000
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	19.954.000	0	0	0	0	19.954.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	700.000	0	0	0	0	700.000
401	07	83	00	Dotación de uniformes al personal contratado	8.836.000	0	0	0	0	8.836.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	533.000	0	0	0	0	533.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	24.486.000	0	0	0	0	24.486.000
401	07	96	00	Otras subvenciones a empleados	4.462.000	0	0	0	0	4.462.000
401	07	97	00	Otras subvenciones a obreros	125.000	0	0	0	0	125.000
401	07	99	00	Otras subvenciones al personal contratado	19.000	0	0	0	0	19.000
401	08	00	00	Prestaciones sociales e indemnizaciones	213.755.264	0	0	0	0	213.755.264
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	94.702.000	0	0	0	0	94.702.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	52.450.000	0	0	0	0	52.450.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	14.086.000	0	0	0	0	14.086.000
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	14.536.000	0	0	0	0	14.536.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	37.981.264	0	0	0	0	37.981.264
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**43.694.160**	**0**	**0**	**0**	**0**	**43.694.160**
402	01	00	00	Productos alimenticios y agropecuarios	7.646.410	0	0	0	0	7.646.410
402	01	01	00	Alimentos y bebidas para personas	7.646.410	0	0	0	0	7.646.410
402	03	00	00	Textiles y vestuarios	2.826.795	0	0	0	0	2.826.795
402	03	01	00	Textiles	2.551.795	0	0	0	0	2.551.795
402	03	02	00	Prendas de vestir	275.000	0	0	0	0	275.000
402	04	00	00	Productos de cuero y caucho	760.000	0	0	0	0	760.000
402	04	03	00	Cauchos y tripas para vehículos	760.000	0	0	0	0	760.000
402	05	00	00	Productos de papel, cartón e impresos	9.486.902	0	0	0	0	9.486.902

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129142 010063000 GESTIÓN PARLAMENTARIA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: FORMAR PROYECTOS DE LEYES, REFORMAS Y ACUERDOS PARA LEGISLAR EN LAS MATERIAS DE COMPETENCIA NACIONAL Y SOBRE EL FUNCIONAMIENTO DE LAS DISTINTAS RAMAS DEL PODER NACIONAL, ASÍ COMO EJERCER LAS FUNCIONES DE CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR, A LOS FINES DE GARANTIZAR LA CONFORMACIÓN DE UN CUERPO DE LEYES QUE RESPONDAN A LAS NECESIDADES DEL PAÍS.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010063001 FORMACIÓN DE PROYECTOS DE LEYES, REFORMAS, ACUERDOS Y EL EJERCICIO DEL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL, CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	4.036.022	0	0	0	0	4.036.022
402	05	02	00	Envases y cajas de papel y cartón	132.200	0	0	0	0	132.200
402	05	03	00	Productos de papel y cartón para oficina	3.460.680	0	0	0	0	3.460.680
402	05	04	00	Libros, revistas y periódicos	243.000	0	0	0	0	243.000
402	05	06	00	Productos de papel y cartón para computación	15.000	0	0	0	0	15.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.600.000	0	0	0	0	1.600.000
402	06	00	00	Productos químicos y derivados	3.178.973	0	0	0	0	3.178.973
402	06	04	00	Productos farmacéuticos y medicamentos	325.000	0	0	0	0	325.000
402	06	05	00	Productos de tocador	35.000	0	0	0	0	35.000
402	06	06	00	Combustibles y lubricantes	56.000	0	0	0	0	56.000
402	06	08	00	Productos plásticos	1.162.973	0	0	0	0	1.162.973
402	06	99	00	Otros productos de la industria química y conexos	1.600.000	0	0	0	0	1.600.000
402	07	00	00	Productos minerales no metálicos	2.850.000	0	0	0	0	2.850.000
402	07	02	00	Vidrios y productos de vidrio	2.850.000	0	0	0	0	2.850.000
402	08	00	00	Productos metálicos	1.637.500	0	0	0	0	1.637.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	37.500	0	0	0	0	37.500
402	08	07	00	Material de señalamiento	1.500.000	0	0	0	0	1.500.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	40.000	0	0	0	0	40.000
402	08	10	00	Repuestos y accesorios para otros equipos	60.000	0	0	0	0	60.000
402	10	00	00	Productos varios y útiles diversos	15.307.580	0	0	0	0	15.307.580
402	10	01	00	Artículos de deporte, recreación y juguetes	1.545.000	0	0	0	0	1.545.000
402	10	02	00	Materiales y útiles de limpieza y aseo	766.000	0	0	0	0	766.000
402	10	03	00	Utensilios de cocina y comedor	298.786	0	0	0	0	298.786
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	35.000	0	0	0	0	35.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	895.500	0	0	0	0	895.500

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129142 010063000 GESTIÓN PARLAMENTARIA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: FORMAR PROYECTOS DE LEYES, REFORMAS Y ACUERDOS PARA LEGISLAR EN LAS MATERIAS DE COMPETENCIA NACIONAL Y SOBRE EL FUNCIONAMIENTO DE LAS DISTINTAS RAMAS DEL PODER NACIONAL, ASÍ COMO EJERCER LAS FUNCIONES DE CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR, A LOS FINES DE GARANTIZAR LA CONFORMACIÓN DE UN CUERPO DE LEYES QUE RESPONDAN A LAS NECESIDADES DEL PAÍS.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 010063001 FORMACIÓN DE PROYECTOS DE LEYES, REFORMAS, ACUERDOS Y EL EJERCICIO DEL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL, CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	1.245.000	0	0	0	0	1.245.000
402	10	07	00	Productos de seguridad en el trabajo	135.000	0	0	0	0	135.000
402	10	08	00	Materiales para equipos de computación	9.237.294	0	0	0	0	9.237.294
402	10	11	00	Materiales eléctricos	20.000	0	0	0	0	20.000
402	10	99	00	Otros productos y útiles diversos	1.130.000	0	0	0	0	1.130.000
403	**00**	**00**	**00**	**Servicios no personales**	**54.606.957**	**0**	**0**	**0**	**0**	**54.606.957**
403	02	00	00	Alquileres de maquinaria y equipos	3.280.000	0	0	0	0	3.280.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	180.000	0	0	0	0	180.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	600.000	0	0	0	0	600.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	800.000	0	0	0	0	800.000
403	02	99	00	Alquileres de otras maquinaria y equipos	1.700.000	0	0	0	0	1.700.000
403	04	00	00	Servicios básicos	60.000	0	0	0	0	60.000
403	04	05	00	Servicio de comunicaciones	60.000	0	0	0	0	60.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.395.000	0	0	0	0	1.395.000
403	07	01	00	Publicidad y propaganda	78.000	0	0	0	0	78.000
403	07	02	00	Imprenta y reproducción	213.000	0	0	0	0	213.000
403	07	03	00	Relaciones sociales	1.104.000	0	0	0	0	1.104.000
403	09	00	00	Viáticos y pasajes	16.174.252	0	0	0	0	16.174.252
403	09	01	00	Viáticos y pasajes dentro del país	6.960.000	0	0	0	0	6.960.000
403	09	02	00	Viáticos y pasajes fuera del país	9.214.252	0	0	0	0	9.214.252
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	4.841.620	0	0	0	0	4.841.620
403	10	06	00	Servicios de veterinaria	2.482.120	0	0	0	0	2.482.120
403	10	09	00	Servicios de lavandería y tintorería	2.059.500	0	0	0	0	2.059.500
403	10	99	00	Otros servicios profesionales y técnicos	300.000	0	0	0	0	300.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.477.000	0	0	0	0	1.477.000

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129142 010063000 GESTIÓN PARLAMENTARIA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: FORMAR PROYECTOS DE LEYES, REFORMAS Y ACUERDOS PARA LEGISLAR EN LAS MATERIAS DE COMPETENCIA NACIONAL Y SOBRE EL FUNCIONAMIENTO DE LAS DISTINTAS RAMAS DEL PODER NACIONAL, ASÍ COMO EJERCER LAS FUNCIONES DE CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR, A LOS FINES DE GARANTIZAR LA CONFORMACIÓN DE UN CUERPO DE LEYES QUE RESPONDAN A LAS NECESIDADES DEL PAÍS.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010063001 FORMACIÓN DE PROYECTOS DE LEYES, REFORMAS, ACUERDOS Y EL EJERCICIO DEL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL, CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.397.000	0	0	0	0	1.397.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	80.000	0	0	0	0	80.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	4.074.000	0	0	0	0	4.074.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	4.074.000	0	0	0	0	4.074.000
403	18	00	00	Impuestos indirectos	21.778.585	0	0	0	0	21.778.585
403	18	01	00	Impuesto al valor agregado	21.778.585	0	0	0	0	21.778.585
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.253.000	0	0	0	0	1.253.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.253.000	0	0	0	0	1.253.000
403	99	00	00	Otros servicios no personales	273.500	0	0	0	0	273.500
403	99	01	00	Otros servicios no personales	273.500	0	0	0	0	273.500
404	**00**	**00**	**00**	**Activos reales**	**6.855.140**	**0**	**0**	**0**	**0**	**6.855.140**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	830.000	0	0	0	0	830.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	830.000	0	0	0	0	830.000
404	04	00	00	Equipos de transporte, tracción y elevación	210.000	0	0	0	0	210.000
404	04	01	00	Vehículos automotores terrestres	150.000	0	0	0	0	150.000
404	04	03	00	Equipos marítimos de transporte	60.000	0	0	0	0	60.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	500.000
404	05	01	00	Equipos de telecomunicaciones	500.000	0	0	0	0	500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	110.000	0	0	0	0	110.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	30.000	0	0	0	0	30.000
404	07	06	00	Instrumentos musicales y equipos de audio	80.000	0	0	0	0	80.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.147.590	0	0	0	0	5.147.590
404	09	01	00	Mobiliario y equipos de oficina	2.580.000	0	0	0	0	2.580.000
404	09	02	00	Equipos de computación	1.350.000	0	0	0	0	1.350.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129142 010063000 GESTIÓN PARLAMENTARIA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: FORMAR PROYECTOS DE LEYES, REFORMAS Y ACUERDOS PARA LEGISLAR EN LAS MATERIAS DE COMPETENCIA NACIONAL Y SOBRE EL FUNCIONAMIENTO DE LAS DISTINTAS RAMAS DEL PODER NACIONAL, ASÍ COMO EJERCER LAS FUNCIONES DE CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR, A LOS FINES DE GARANTIZAR LA CONFORMACIÓN DE UN CUERPO DE LEYES QUE RESPONDAN A LAS NECESIDADES DEL PAÍS.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010063001 FORMACIÓN DE PROYECTOS DE LEYES, REFORMAS, ACUERDOS Y EL EJERCICIO DEL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL, CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	1.217.590	0	0	0	0	1.217.590
404	99	00	00	Otros activos reales	57.550	0	0	0	0	57.550
404	99	01	00	Otros activos reales	57.550	0	0	0	0	57.550
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.362.500**	**0**	**0**	**0**	**0**	**6.362.500**
407	01	00	00	Transferencias y donaciones corrientes internas	6.362.500	0	0	0	0	6.362.500
407	01	01	00	Transferencias corrientes internas al sector privado	362.500	0	0	0	0	362.500
407	01	01	03	Becas escolares	100.000	0	0	0	0	100.000
407	01	01	04	Becas universitarias en el país	262.500	0	0	0	0	262.500
407	01	02	00	Donaciones corrientes internas al sector privado	6.000.000	0	0	0	0	6.000.000
407	01	02	01	Donaciones corrientes a personas	6.000.000	0	0	0	0	6.000.000
				Totales	**1.879.301.021**	**0**	**0**	**0**	**0**	**1.879.301.021**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129142 010063000 GESTIÓN PARLAMENTARIA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: FORMAR PROYECTOS DE LEYES, REFORMAS Y ACUERDOS PARA LEGISLAR EN LAS MATERIAS DE COMPETENCIA NACIONAL Y SOBRE EL FUNCIONAMIENTO DE LAS DISTINTAS RAMAS DEL PODER NACIONAL, ASÍ COMO EJERCER LAS FUNCIONES DE CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR, A LOS FINES DE GARANTIZAR LA CONFORMACIÓN DE UN CUERPO DE LEYES QUE RESPONDAN A LAS NECESIDADES DEL PAÍS.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010063002 IMPULSO DE LA GESTIÓN PARLAMENTARIA EN LOS NIVELES TÉCNICO, POLÍTICO, COMUNICACIONAL E INTERNACIONAL, PARA LA TRANSICIÓN AL ESTADO SOCIALISTA.

UNIDAD DE MEDIDA: INFORME **META:** 163

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**16.034.660**	0	0	0	0	**16.034.660**
402	01	00	00	Productos alimenticios y agropecuarios	5.340.505	0	0	0	0	5.340.505
402	01	01	00	Alimentos y bebidas para personas	4.916.505	0	0	0	0	4.916.505
402	01	02	00	Alimentos para animales	424.000	0	0	0	0	424.000
402	03	00	00	Textiles y vestuarios	525.000	0	0	0	0	525.000
402	03	01	00	Textiles	165.000	0	0	0	0	165.000
402	03	02	00	Prendas de vestir	360.000	0	0	0	0	360.000
402	04	00	00	Productos de cuero y caucho	770.000	0	0	0	0	770.000
402	04	03	00	Cauchos y tripas para vehículos	770.000	0	0	0	0	770.000
402	05	00	00	Productos de papel, cartón e impresos	2.832.150	0	0	0	0	2.832.150
402	05	01	00	Pulpa de madera, papel y cartón	710.000	0	0	0	0	710.000
402	05	02	00	Envases y cajas de papel y cartón	117.150	0	0	0	0	117.150
402	05	03	00	Productos de papel y cartón para oficina	1.945.000	0	0	0	0	1.945.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	60.000	0	0	0	0	60.000
402	06	00	00	Productos químicos y derivados	720.000	0	0	0	0	720.000
402	06	04	00	Productos farmacéuticos y medicamentos	200.000	0	0	0	0	200.000
402	06	06	00	Combustibles y lubricantes	60.000	0	0	0	0	60.000
402	06	08	00	Productos plásticos	460.000	0	0	0	0	460.000
402	08	00	00	Productos metálicos	56.000	0	0	0	0	56.000
402	08	07	00	Material de señalamiento	56.000	0	0	0	0	56.000
402	10	00	00	Productos varios y útiles diversos	5.791.005	0	0	0	0	5.791.005
402	10	02	00	Materiales y útiles de limpieza y aseo	438.780	0	0	0	0	438.780
402	10	03	00	Utensilios de cocina y comedor	313.811	0	0	0	0	313.811
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	60.000	0	0	0	0	60.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	760.000	0	0	0	0	760.000

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129142 010063000 GESTIÓN PARLAMENTARIA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: FORMAR PROYECTOS DE LEYES, REFORMAS Y ACUERDOS PARA LEGISLAR EN LAS MATERIAS DE COMPETENCIA NACIONAL Y SOBRE EL FUNCIONAMIENTO DE LAS DISTINTAS RAMAS DEL PODER NACIONAL, ASÍ COMO EJERCER LAS FUNCIONES DE CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR, A LOS FINES DE GARANTIZAR LA CONFORMACIÓN DE UN CUERPO DE LEYES QUE RESPONDAN A LAS NECESIDADES DEL PAÍS.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010063002 IMPULSO DE LA GESTIÓN PARLAMENTARIA EN LOS NIVELES TÉCNICO, POLÍTICO, COMUNICACIONAL E INTERNACIONAL, PARA LA TRANSICIÓN AL ESTADO SOCIALISTA.

UNIDAD DE MEDIDA: INFORME **META:** 163

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	294.000	0	0	0	0	294.000
402	10	07	00	Productos de seguridad en el trabajo	130.000	0	0	0	0	130.000
402	10	08	00	Materiales para equipos de computación	3.054.414	0	0	0	0	3.054.414
402	10	09	00	Especies timbradas y valores	60.000	0	0	0	0	60.000
402	10	99	00	Otros productos y útiles diversos	680.000	0	0	0	0	680.000
403	**00**	**00**	**00**	**Servicios no personales**	**7.666.720**	**0**	**0**	**0**	**0**	**7.666.720**
403	02	00	00	Alquileres de maquinaria y equipos	850.000	0	0	0	0	850.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	500.000
403	02	99	00	Alquileres de otras maquinaria y equipos	350.000	0	0	0	0	350.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	782.000	0	0	0	0	782.000
403	07	01	00	Publicidad y propaganda	114.000	0	0	0	0	114.000
403	07	02	00	Imprenta y reproducción	290.000	0	0	0	0	290.000
403	07	03	00	Relaciones sociales	90.000	0	0	0	0	90.000
403	07	04	00	Avisos	288.000	0	0	0	0	288.000
403	09	00	00	Viáticos y pasajes	2.260.000	0	0	0	0	2.260.000
403	09	01	00	Viáticos y pasajes dentro del país	1.700.000	0	0	0	0	1.700.000
403	09	02	00	Viáticos y pasajes fuera del país	560.000	0	0	0	0	560.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	357.718	0	0	0	0	357.718
403	10	06	00	Servicios de veterinaria	357.718	0	0	0	0	357.718
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	420.000	0	0	0	0	420.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	420.000	0	0	0	0	420.000
403	18	00	00	Impuestos indirectos	2.837.002	0	0	0	0	2.837.002
403	18	01	00	Impuesto al valor agregado	2.837.002	0	0	0	0	2.837.002
403	99	00	00	Otros servicios no personales	160.000	0	0	0	0	160.000

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129142 010063000 GESTIÓN PARLAMENTARIA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: FORMAR PROYECTOS DE LEYES, REFORMAS Y ACUERDOS PARA LEGISLAR EN LAS MATERIAS DE COMPETENCIA NACIONAL Y SOBRE EL FUNCIONAMIENTO DE LAS DISTINTAS RAMAS DEL PODER NACIONAL, ASÍ COMO EJERCER LAS FUNCIONES DE CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR, A LOS FINES DE GARANTIZAR LA CONFORMACIÓN DE UN CUERPO DE LEYES QUE RESPONDAN A LAS NECESIDADES DEL PAÍS.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010063002 IMPULSO DE LA GESTIÓN PARLAMENTARIA EN LOS NIVELES TÉCNICO, POLÍTICO, COMUNICACIONAL E INTERNACIONAL, PARA LA TRANSICIÓN AL ESTADO SOCIALISTA.

UNIDAD DE MEDIDA: INFORME **META:** 163

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	01	00	Otros servicios no personales	160.000	0	0	0	0	160.000
404	**00**	**00**	**00**	**Activos reales**	**2.777.302**	**0**	**0**	**0**	**0**	**2.777.302**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	150.000	0	0	0	0	150.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	150.000	0	0	0	0	150.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	245.000	0	0	0	0	245.000
404	05	01	00	Equipos de telecomunicaciones	245.000	0	0	0	0	245.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.382.302	0	0	0	0	2.382.302
404	09	01	00	Mobiliario y equipos de oficina	1.060.000	0	0	0	0	1.060.000
404	09	02	00	Equipos de computación	600.000	0	0	0	0	600.000
404	09	03	00	Mobiliario y equipos de alojamiento	722.302	0	0	0	0	722.302
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.200.000**	**0**	**0**	**0**	**0**	**1.200.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.200.000	0	0	0	0	1.200.000
407	02	01	00	Transferencias corrientes al exterior	1.200.000	0	0	0	0	1.200.000
407	02	01	04	Transferencias corrientes a organismos internacionales	1.200.000	0	0	0	0	1.200.000
				Totales	**27.678.682**	**0**	**0**	**0**	**0**	**27.678.682**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 01 - 34

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129142 010063000 GESTIÓN PARLAMENTARIA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: FORMAR PROYECTOS DE LEYES, REFORMAS Y ACUERDOS PARA LEGISLAR EN LAS MATERIAS DE COMPETENCIA NACIONAL Y SOBRE EL FUNCIONAMIENTO DE LAS DISTINTAS RAMAS DEL PODER NACIONAL, ASÍ COMO EJERCER LAS FUNCIONES DE CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR, A LOS FINES DE GARANTIZAR LA CONFORMACIÓN DE UN CUERPO DE LEYES QUE RESPONDAN A LAS NECESIDADES DEL PAÍS.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 010063003 FORMACIÓN Y CAPACITACIÓN INTEGRAL AL PUEBLO LEGISLADOR, A TRAVÉS DE LA TRANSFERENCIA DE HERRAMIENTAS E INSTRUMENTOS LEGISLATIVOS QUE PERMITAN FOMENTAR EL PENSAMIENTO POLÍTICO DEL PUEBLO VENEZOLANO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 58

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.795.417**	**0**	**0**	**0**	**0**	**3.795.417**
402	01	00	00	Productos alimenticios y agropecuarios	2.395.417	0	0	0	0	2.395.417
402	01	01	00	Alimentos y bebidas para personas	2.395.417	0	0	0	0	2.395.417
402	05	00	00	Productos de papel, cartón e impresos	715.000	0	0	0	0	715.000
402	05	01	00	Pulpa de madera, papel y cartón	180.000	0	0	0	0	180.000
402	05	02	00	Envases y cajas de papel y cartón	85.000	0	0	0	0	85.000
402	05	03	00	Productos de papel y cartón para oficina	250.000	0	0	0	0	250.000
402	05	04	00	Libros, revistas y periódicos	80.000	0	0	0	0	80.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	120.000	0	0	0	0	120.000
402	06	00	00	Productos químicos y derivados	100.000	0	0	0	0	100.000
402	06	04	00	Productos farmacéuticos y medicamentos	40.000	0	0	0	0	40.000
402	06	08	00	Productos plásticos	60.000	0	0	0	0	60.000
402	10	00	00	Productos varios y útiles diversos	585.000	0	0	0	0	585.000
402	10	02	00	Materiales y útiles de limpieza y aseo	40.000	0	0	0	0	40.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	70.000	0	0	0	0	70.000
402	10	06	00	Condecoraciones, ofrendas y similares	60.000	0	0	0	0	60.000
402	10	08	00	Materiales para equipos de computación	415.000	0	0	0	0	415.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.935.170**	**0**	**0**	**0**	**0**	**3.935.170**
403	02	00	00	Alquileres de maquinaria y equipos	980.000	0	0	0	0	980.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	60.000	0	0	0	0	60.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	120.000	0	0	0	0	120.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	200.000
403	02	99	00	Alquileres de otras maquinaria y equipos	600.000	0	0	0	0	600.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	676.000	0	0	0	0	676.000
403	07	02	00	Imprenta y reproducción	151.000	0	0	0	0	151.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129142 010063000 GESTIÓN PARLAMENTARIA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: FORMAR PROYECTOS DE LEYES, REFORMAS Y ACUERDOS PARA LEGISLAR EN LAS MATERIAS DE COMPETENCIA NACIONAL Y SOBRE EL FUNCIONAMIENTO DE LAS DISTINTAS RAMAS DEL PODER NACIONAL, ASÍ COMO EJERCER LAS FUNCIONES DE CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR, A LOS FINES DE GARANTIZAR LA CONFORMACIÓN DE UN CUERPO DE LEYES QUE RESPONDAN A LAS NECESIDADES DEL PAÍS.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010063003 FORMACIÓN Y CAPACITACIÓN INTEGRAL AL PUEBLO LEGISLADOR, A TRAVÉS DE LA TRANSFERENCIA DE HERRAMIENTAS E INSTRUMENTOS LEGISLATIVOS QUE PERMITAN FOMENTAR EL PENSAMIENTO POLÍTICO DEL PUEBLO VENEZOLANO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 58

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	03	00	Relaciones sociales	525.000	0	0	0	0	525.000
403	09	00	00	Viáticos y pasajes	1.200.000	0	0	0	0	1.200.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	1.000.000
403	09	02	00	Viáticos y pasajes fuera del país	200.000	0	0	0	0	200.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	200.000	0	0	0	0	200.000
403	10	07	00	Servicios de capacitación y adiestramiento	200.000	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	879.170	0	0	0	0	879.170
403	18	01	00	Impuesto al valor agregado	879.170	0	0	0	0	879.170
404	**00**	**00**	**00**	**Activos reales**	**475.000**	**0**	**0**	**0**	**0**	**475.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	165.000	0	0	0	0	165.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	165.000	0	0	0	0	165.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	90.000	0	0	0	0	90.000
404	05	01	00	Equipos de telecomunicaciones	90.000	0	0	0	0	90.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	220.000	0	0	0	0	220.000
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	100.000
404	09	02	00	Equipos de computación	120.000	0	0	0	0	120.000
				Totales	**8.205.587**	**0**	**0**	**0**	**0**	**8.205.587**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129142 010063000 GESTIÓN PARLAMENTARIA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: FORMAR PROYECTOS DE LEYES, REFORMAS Y ACUERDOS PARA LEGISLAR EN LAS MATERIAS DE COMPETENCIA NACIONAL Y SOBRE EL FUNCIONAMIENTO DE LAS DISTINTAS RAMAS DEL PODER NACIONAL, ASÍ COMO EJERCER LAS FUNCIONES DE CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR, A LOS FINES DE GARANTIZAR LA CONFORMACIÓN DE UN CUERPO DE LEYES QUE RESPONDAN A LAS NECESIDADES DEL PAÍS.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010063004 DESARROLLO DE LÍNEAS DE INVESTIGACIÓN Y APOYO TÉCNICO - POLÍTICO EN EL ÁREA LEGISLATIVA PARA EL FORTALECIMIENTO DE LA RELACIÓN ASAMBLEA NACIONAL - PODER POPULAR

UNIDAD DE MEDIDA: INFORME **META:** 248

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INVESTIGACIÓN Y DESARROLLO LEGISLATIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.700.907**	**0**	**0**	**0**	**0**	**4.700.907**
402	01	00	00	Productos alimenticios y agropecuarios	50.907	0	0	0	0	50.907
402	01	01	00	Alimentos y bebidas para personas	50.907	0	0	0	0	50.907
402	05	00	00	Productos de papel, cartón e impresos	1.760.000	0	0	0	0	1.760.000
402	05	01	00	Pulpa de madera, papel y cartón	280.000	0	0	0	0	280.000
402	05	02	00	Envases y cajas de papel y cartón	60.000	0	0	0	0	60.000
402	05	03	00	Productos de papel y cartón para oficina	800.000	0	0	0	0	800.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	620.000	0	0	0	0	620.000
402	06	00	00	Productos químicos y derivados	1.060.000	0	0	0	0	1.060.000
402	06	03	00	Tintas, pinturas y colorantes	700.000	0	0	0	0	700.000
402	06	04	00	Productos farmacéuticos y medicamentos	135.000	0	0	0	0	135.000
402	06	05	00	Productos de tocador	35.000	0	0	0	0	35.000
402	06	06	00	Combustibles y lubricantes	30.000	0	0	0	0	30.000
402	06	08	00	Productos plásticos	160.000	0	0	0	0	160.000
402	08	00	00	Productos metálicos	580.000	0	0	0	0	580.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	350.000	0	0	0	0	350.000
402	08	10	00	Repuestos y accesorios para otros equipos	230.000	0	0	0	0	230.000
402	10	00	00	Productos varios y útiles diversos	1.250.000	0	0	0	0	1.250.000
402	10	02	00	Materiales y útiles de limpieza y aseo	105.000	0	0	0	0	105.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	10.000	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	400.000	0	0	0	0	400.000
402	10	08	00	Materiales para equipos de computación	580.000	0	0	0	0	580.000
402	10	13	00	Materiales fotográficos	155.000	0	0	0	0	155.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.327.509**	**0**	**0**	**0**	**0**	**1.327.509**
403	09	00	00	Viáticos y pasajes	560.000	0	0	0	0	560.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129142 010063000 GESTIÓN PARLAMENTARIA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: FORMAR PROYECTOS DE LEYES, REFORMAS Y ACUERDOS PARA LEGISLAR EN LAS MATERIAS DE COMPETENCIA NACIONAL Y SOBRE EL FUNCIONAMIENTO DE LAS DISTINTAS RAMAS DEL PODER NACIONAL, ASÍ COMO EJERCER LAS FUNCIONES DE CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR, A LOS FINES DE GARANTIZAR LA CONFORMACIÓN DE UN CUERPO DE LEYES QUE RESPONDAN A LAS NECESIDADES DEL PAÍS.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010063004 DESARROLLO DE LÍNEAS DE INVESTIGACIÓN Y APOYO TÉCNICO - POLÍTICO EN EL ÁREA LEGISLATIVA PARA EL FORTALECIMIENTO DE LA RELACIÓN ASAMBLEA NACIONAL - PODER POPULAR

UNIDAD DE MEDIDA: INFORME **META:** 248

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INVESTIGACIÓN Y DESARROLLO LEGISLATIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	240.000	0	0	0	0	240.000
403	09	02	00	Viáticos y pasajes fuera del país	320.000	0	0	0	0	320.000
403	18	00	00	Impuestos indirectos	767.509	0	0	0	0	767.509
403	18	01	00	Impuesto al valor agregado	767.509	0	0	0	0	767.509
404	**00**	**00**	**00**	**Activos reales**	**1.135.000**	**0**	**0**	**0**	**0**	**1.135.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	300.000	0	0	0	0	300.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	300.000	0	0	0	0	300.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	285.000	0	0	0	0	285.000
404	05	01	00	Equipos de telecomunicaciones	285.000	0	0	0	0	285.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	550.000	0	0	0	0	550.000
404	09	01	00	Mobiliario y equipos de oficina	250.000	0	0	0	0	250.000
404	09	02	00	Equipos de computación	150.000	0	0	0	0	150.000
404	09	03	00	Mobiliario y equipos de alojamiento	150.000	0	0	0	0	150.000
				Totales	**7.163.416**	0	0	0	0	**7.163.416**

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129142 010063000 GESTIÓN PARLAMENTARIA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: FORMAR PROYECTOS DE LEYES, REFORMAS Y ACUERDOS PARA LEGISLAR EN LAS MATERIAS DE COMPETENCIA NACIONAL Y SOBRE EL FUNCIONAMIENTO DE LAS DISTINTAS RAMAS DEL PODER NACIONAL, ASÍ COMO EJERCER LAS FUNCIONES DE CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR, A LOS FINES DE GARANTIZAR LA CONFORMACIÓN DE UN CUERPO DE LEYES QUE RESPONDAN A LAS NECESIDADES DEL PAÍS.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010063005 PROMOCIÓN DE LA ORGANIZACIÓN DEL PODER POPULAR PARA SU PARTICIPACIÓN EN LA GESTIÓN PARLAMENTARIA COMO PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: EVENTO **META:** 271

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.710.000**	**0**	**0**	**0**	**0**	**1.710.000**
402	01	00	00	Productos alimenticios y agropecuarios	160.000	0	0	0	0	160.000
402	01	01	00	Alimentos y bebidas para personas	160.000	0	0	0	0	160.000
402	03	00	00	Textiles y vestuarios	160.000	0	0	0	0	160.000
402	03	01	00	Textiles	160.000	0	0	0	0	160.000
402	05	00	00	Productos de papel, cartón e impresos	400.000	0	0	0	0	400.000
402	05	01	00	Pulpa de madera, papel y cartón	120.000	0	0	0	0	120.000
402	05	02	00	Envases y cajas de papel y cartón	80.000	0	0	0	0	80.000
402	05	03	00	Productos de papel y cartón para oficina	120.000	0	0	0	0	120.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	80.000	0	0	0	0	80.000
402	06	00	00	Productos químicos y derivados	100.000	0	0	0	0	100.000
402	06	05	00	Productos de tocador	20.000	0	0	0	0	20.000
402	06	08	00	Productos plásticos	80.000	0	0	0	0	80.000
402	10	00	00	Productos varios y útiles diversos	890.000	0	0	0	0	890.000
402	10	02	00	Materiales y útiles de limpieza y aseo	80.000	0	0	0	0	80.000
402	10	03	00	Utensilios de cocina y comedor	50.000	0	0	0	0	50.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	200.000	0	0	0	0	200.000
402	10	06	00	Condecoraciones, ofrendas y similares	160.000	0	0	0	0	160.000
402	10	07	00	Productos de seguridad en el trabajo	40.000	0	0	0	0	40.000
402	10	08	00	Materiales para equipos de computación	260.000	0	0	0	0	260.000
402	10	99	00	Otros productos y útiles diversos	100.000	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.227.072**	**0**	**0**	**0**	**0**	**1.227.072**
403	02	00	00	Alquileres de maquinaria y equipos	150.000	0	0	0	0	150.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	100.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129142 010063000 GESTIÓN PARLAMENTARIA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: FORMAR PROYECTOS DE LEYES, REFORMAS Y ACUERDOS PARA LEGISLAR EN LAS MATERIAS DE COMPETENCIA NACIONAL Y SOBRE EL FUNCIONAMIENTO DE LAS DISTINTAS RAMAS DEL PODER NACIONAL, ASÍ COMO EJERCER LAS FUNCIONES DE CONTROL SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA NACIONAL CON LA PARTICIPACIÓN DEL PUEBLO LEGISLADOR, A LOS FINES DE GARANTIZAR LA CONFORMACIÓN DE UN CUERPO DE LEYES QUE RESPONDAN A LAS NECESIDADES DEL PAÍS.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1.325

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO DE LA PRESIDENCIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010063005 PROMOCIÓN DE LA ORGANIZACIÓN DEL PODER POPULAR PARA SU PARTICIPACIÓN EN LA GESTIÓN PARLAMENTARIA COMO PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: EVENTO **META:** 271

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	40.000	0	0	0	0	40.000
403	07	04	00	Avisos	40.000	0	0	0	0	40.000
403	09	00	00	Viáticos y pasajes	655.207	0	0	0	0	655.207
403	09	01	00	Viáticos y pasajes dentro del país	375.207	0	0	0	0	375.207
403	09	02	00	Viáticos y pasajes fuera del país	280.000	0	0	0	0	280.000
403	18	00	00	Impuestos indirectos	369.865	0	0	0	0	369.865
403	18	01	00	Impuesto al valor agregado	369.865	0	0	0	0	369.865
403	99	00	00	Otros servicios no personales	12.000	0	0	0	0	12.000
403	99	01	00	Otros servicios no personales	12.000	0	0	0	0	12.000
404	**00**	**00**	**00**	**Activos reales**	**515.000**	**0**	**0**	**0**	**0**	**515.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	200.000	0	0	0	0	200.000
404	05	01	00	Equipos de telecomunicaciones	200.000	0	0	0	0	200.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	315.000	0	0	0	0	315.000
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	100.000
404	09	02	00	Equipos de computación	150.000	0	0	0	0	150.000
404	09	03	00	Mobiliario y equipos de alojamiento	65.000	0	0	0	0	65.000
				Totales	**3.452.072**	**0**	**0**	**0**	**0**	**3.452.072**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129171 010064000 MANTENIMIENTO DE LA INFRAESTRUCTURA Y MODERNIZACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LA ASAMBLEA NACIONAL AL SERVICIO DEL PUEBLO LEGISLADOR

OBJETIVO DEL PROYECTO: CONSERVAR Y RESTAURAR LAS INSTALACIONES Y EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL PARA GARANTIZAR SU PRESERVACIÓN EN EL TIEMPO, DADO SU VALOR ARQUITECTÓNICO, ARTÍSTICO, HISTÓRICO, SOCIAL Y POLÍTICO, ASÍ COMO GARANTIZAR EL DESARROLLO DE UNA ESTRUCTURA TECNOLÓGICA MODERNA Y ESTABLE, CON EL FIN DE MANTENER EL BUEN DESEMPEÑO EN LA FUNCIÓN LEGISLATIVA Y ADMINISTRATIVA DE LA INSTITUCIÓN AL SERVICIO DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: OBRA **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**411.766.133**	**0**	**0**	**0**	**0**	**411.766.133**
401	01	00	00	Sueldos, salarios y otras retribuciones	123.921.000	0	0	0	0	123.921.000
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	32.816.000	0	0	0	0	32.816.000
401	01	03	00	Suplencias a empleados	240.000	0	0	0	0	240.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	74.251.000	0	0	0	0	74.251.000
401	01	13	00	Suplencias a obreros	819.000	0	0	0	0	819.000
401	01	18	00	Remuneraciones al personal contratado	10.544.000	0	0	0	0	10.544.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	10.019.000	0	0	0	0	10.019.000
401	01	18	02	Remuneraciones por honorarios profesionales	525.000	0	0	0	0	525.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	100.000	0	0	0	0	100.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	5.151.000	0	0	0	0	5.151.000
401	03	00	00	Primas	29.425.000	0	0	0	0	29.425.000
401	03	02	00	Primas de transporte a empleados	496.000	0	0	0	0	496.000
401	03	04	00	Primas por hijos a empleados	214.000	0	0	0	0	214.000
401	03	08	00	Primas de profesionalización a empleados	345.000	0	0	0	0	345.000
401	03	09	00	Primas por antigüedad a empleados	6.751.000	0	0	0	0	6.751.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.397.000	0	0	0	0	2.397.000
401	03	17	00	Primas de transporte a obreros	1.217.000	0	0	0	0	1.217.000
401	03	19	00	Primas por hijos de obreros	612.000	0	0	0	0	612.000
401	03	21	00	Primas por antigüedad a obreros	16.165.000	0	0	0	0	16.165.000
401	03	22	00	Primas de profesionalización a obreros	66.000	0	0	0	0	66.000
401	03	37	00	Primas de transporte al personal contratado	164.000	0	0	0	0	164.000
401	03	39	00	Primas por hijos al personal contratado	41.000	0	0	0	0	41.000
401	03	40	00	Primas de profesionalización al personal contratado	116.000	0	0	0	0	116.000
401	03	41	00	Primas por antigüedad al personal contratado	193.000	0	0	0	0	193.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	648.000	0	0	0	0	648.000
401	04	00	00	Complementos de sueldos y salarios	36.379.000	0	0	0	0	36.379.000
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	225.000	0	0	0	0	225.000
401	04	02	00	Complemento a empleados por trabajo nocturno	282.000	0	0	0	0	282.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129171 010064000 MANTENIMIENTO DE LA INFRAESTRUCTURA Y MODERNIZACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LA ASAMBLEA NACIONAL AL SERVICIO DEL PUEBLO LEGISLADOR

OBJETIVO DEL PROYECTO: CONSERVAR Y RESTAURAR LAS INSTALACIONES Y EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL PARA GARANTIZAR SU PRESERVACIÓN EN EL TIEMPO, DADO SU VALOR ARQUITECTÓNICO, ARTÍSTICO, HISTÓRICO, SOCIAL Y POLÍTICO, ASÍ COMO GARANTIZAR EL DESARROLLO DE UNA ESTRUCTURA TECNOLÓGICA MODERNA Y ESTABLE, CON EL FIN DE MANTENER EL BUEN DESEMPEÑO EN LA FUNCIÓN LEGISLATIVA Y ADMINISTRATIVA DE LA INSTITUCIÓN AL SERVICIO DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: OBRA **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	03	00	Complemento a empleados por gastos de alimentación	28.000	0	0	0	0	28.000
401	04	05	00	Complemento a empleados por gastos de representación	154.000	0	0	0	0	154.000
401	04	08	00	Bono compensatorio de alimentación a empleados	8.480.000	0	0	0	0	8.480.000
401	04	10	00	Complemento a empleados por días feriados	185.000	0	0	0	0	185.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	511.000	0	0	0	0	511.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	638.000	0	0	0	0	638.000
401	04	16	00	Complemento a obreros por gastos de alimentación	105.000	0	0	0	0	105.000
401	04	18	00	Bono compensatorio de alimentación a obreros	20.800.000	0	0	0	0	20.800.000
401	04	20	00	Complemento a obreros por días feriados	419.000	0	0	0	0	419.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	131.000	0	0	0	0	131.000
401	04	25	00	Complemento al personal contratado por gastos de alimentación	21.000	0	0	0	0	21.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.800.000	0	0	0	0	2.800.000
401	04	28	00	Complemento al personal contratado por días feriados	48.000	0	0	0	0	48.000
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	39.000	0	0	0	0	39.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.280.000	0	0	0	0	1.280.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	41.000	0	0	0	0	41.000
401	04	96	00	Otros complementos a empleados	20.000	0	0	0	0	20.000
401	04	97	00	Otros complementos a obreros	152.000	0	0	0	0	152.000
401	04	98	00	Otros complementos al personal contratado	20.000	0	0	0	0	20.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	50.831.133	0	0	0	0	50.831.133
401	05	01	00	Aguinaldos a empleados	2.948.000	0	0	0	0	2.948.000
401	05	03	00	Bono vacacional a empleados	10.921.000	0	0	0	0	10.921.000
401	05	04	00	Aguinaldos a obreros	6.656.000	0	0	0	0	6.656.000
401	05	06	00	Bono vacacional a obreros	25.918.133	0	0	0	0	25.918.133
401	05	07	00	Aguinaldos al personal contratado	759.000	0	0	0	0	759.000
401	05	08	00	Bono vacacional al personal contratado	1.900.000	0	0	0	0	1.900.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	569.000	0	0	0	0	569.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.160.000	0	0	0	0	1.160.000
401	06	00	00	Aportes patronales y legales	24.261.000	0	0	0	0	24.261.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129171 010064000 MANTENIMIENTO DE LA INFRAESTRUCTURA Y MODERNIZACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LA ASAMBLEA NACIONAL AL SERVICIO DEL PUEBLO LEGISLADOR

OBJETIVO DEL PROYECTO: CONSERVAR Y RESTAURAR LAS INSTALACIONES Y EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL PARA GARANTIZAR SU PRESERVACIÓN EN EL TIEMPO, DADO SU VALOR ARQUITECTÓNICO, ARTÍSTICO, HISTÓRICO, SOCIAL Y POLÍTICO, ASÍ COMO GARANTIZAR EL DESARROLLO DE UNA ESTRUCTURA TECNOLÓGICA MODERNA Y ESTABLE, CON EL FIN DE MANTENER EL BUEN DESEMPEÑO EN LA FUNCIÓN LEGISLATIVA Y ADMINISTRATIVA DE LA INSTITUCIÓN AL SERVICIO DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: OBRA **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.624.000	0	0	0	0	4.624.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.028.000	0	0	0	0	1.028.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	891.000	0	0	0	0	891.000
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	10.440.000	0	0	0	0	10.440.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.320.000	0	0	0	0	2.320.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.011.000	0	0	0	0	2.011.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.190.000	0	0	0	0	1.190.000
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	229.000	0	0	0	0	229.000
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	265.000	0	0	0	0	265.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	893.000	0	0	0	0	893.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	172.000	0	0	0	0	172.000
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	198.000	0	0	0	0	198.000
401	07	00	00	Asistencia socio-económica	104.071.000	0	0	0	0	104.071.000
401	07	01	00	Capacitación y adiestramiento a empleados	250.000	0	0	0	0	250.000
401	07	02	00	Becas a empleados	1.602.000	0	0	0	0	1.602.000
401	07	03	00	Ayudas por matrimonio a empleados	606.000	0	0	0	0	606.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	64.000	0	0	0	0	64.000
401	07	05	00	Ayudas por defunción a empleados	30.000	0	0	0	0	30.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	125.000	0	0	0	0	125.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.675.000	0	0	0	0	4.675.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	18.496.000	0	0	0	0	18.496.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.000.000	0	0	0	0	1.000.000
401	07	10	00	Dotación de uniformes a empleados	3.626.000	0	0	0	0	3.626.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	426.000	0	0	0	0	426.000
401	07	17	00	Capacitación y adiestramiento a obreros	375.000	0	0	0	0	375.000
401	07	18	00	Becas a obreros	2.243.000	0	0	0	0	2.243.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129171 010064000 MANTENIMIENTO DE LA INFRAESTRUCTURA Y MODERNIZACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LA ASAMBLEA NACIONAL AL SERVICIO DEL PUEBLO LEGISLADOR

OBJETIVO DEL PROYECTO: CONSERVAR Y RESTAURAR LAS INSTALACIONES Y EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL PARA GARANTIZAR SU PRESERVACIÓN EN EL TIEMPO, DADO SU VALOR ARQUITECTÓNICO, ARTÍSTICO, HISTÓRICO, SOCIAL Y POLÍTICO, ASÍ COMO GARANTIZAR EL DESARROLLO DE UNA ESTRUCTURA TECNOLÓGICA MODERNA Y ESTABLE, CON EL FIN DE MANTENER EL BUEN DESEMPEÑO EN LA FUNCIÓN LEGISLATIVA Y ADMINISTRATIVA DE LA INSTITUCIÓN AL SERVICIO DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: OBRA **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	19	00	Ayudas por matrimonio de obreros	1.010.000	0	0	0	0	1.010.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	128.000	0	0	0	0	128.000
401	07	21	00	Ayudas por defunción a obreros	40.000	0	0	0	0	40.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	125.000	0	0	0	0	125.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	10.556.000	0	0	0	0	10.556.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	36.988.000	0	0	0	0	36.988.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.400.000	0	0	0	0	1.400.000
401	07	26	00	Dotación de uniformes a obreros	6.510.000	0	0	0	0	6.510.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	746.000	0	0	0	0	746.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	75.000	0	0	0	0	75.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	303.000	0	0	0	0	303.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	32.000	0	0	0	0	32.000
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	10.000	0	0	0	0	10.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	75.000	0	0	0	0	75.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	902.000	0	0	0	0	902.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	2.497.000	0	0	0	0	2.497.000
401	07	74	00	Capacitación y adiestramiento al personal contratado	125.000	0	0	0	0	125.000
401	07	75	00	Becas al personal contratado	320.000	0	0	0	0	320.000
401	07	76	00	Ayudas por matrimonio al personal contratado	202.000	0	0	0	0	202.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	32.000	0	0	0	0	32.000
401	07	78	00	Ayudas por defunción al personal contratado	10.000	0	0	0	0	10.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	75.000	0	0	0	0	75.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	1.203.000	0	0	0	0	1.203.000
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	3.038.000	0	0	0	0	3.038.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	200.000	0	0	0	0	200.000
401	07	83	00	Dotación de uniformes al personal contratado	1.860.000	0	0	0	0	1.860.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	170.000	0	0	0	0	170.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129171 010064000 MANTENIMIENTO DE LA INFRAESTRUCTURA Y MODERNIZACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LA ASAMBLEA NACIONAL AL SERVICIO DEL PUEBLO LEGISLADOR

OBJETIVO DEL PROYECTO: CONSERVAR Y RESTAURAR LAS INSTALACIONES Y EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL PARA GARANTIZAR SU PRESERVACIÓN EN EL TIEMPO, DADO SU VALOR ARQUITECTÓNICO, ARTÍSTICO, HISTÓRICO, SOCIAL Y POLÍTICO, ASÍ COMO GARANTIZAR EL DESARROLLO DE UNA ESTRUCTURA TECNOLÓGICA MODERNA Y ESTABLE, CON EL FIN DE MANTENER EL BUEN DESEMPEÑO EN LA FUNCIÓN LEGISLATIVA Y ADMINISTRATIVA DE LA INSTITUCIÓN AL SERVICIO DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: OBRA **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	1.159.000	0	0	0	0	1.159.000
401	07	96	00	Otras subvenciones a empleados	666.000	0	0	0	0	666.000
401	07	97	00	Otras subvenciones a obreros	94.000	0	0	0	0	94.000
401	07	99	00	Otras subvenciones al personal contratado	2.000	0	0	0	0	2.000
401	08	00	00	Prestaciones sociales e indemnizaciones	42.878.000	0	0	0	0	42.878.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	11.954.000	0	0	0	0	11.954.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	27.499.000	0	0	0	0	27.499.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.915.000	0	0	0	0	1.915.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.510.000	0	0	0	0	1.510.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.011.219**	**0**	**0**	**0**	**0**	**8.011.219**
402	01	00	00	Productos alimenticios y agropecuarios	120.720	0	0	0	0	120.720
402	01	01	00	Alimentos y bebidas para personas	120.720	0	0	0	0	120.720
402	05	00	00	Productos de papel, cartón e impresos	1.150.853	0	0	0	0	1.150.853
402	05	01	00	Pulpa de madera, papel y cartón	151.485	0	0	0	0	151.485
402	05	03	00	Productos de papel y cartón para oficina	999.368	0	0	0	0	999.368
402	06	00	00	Productos químicos y derivados	787.455	0	0	0	0	787.455
402	06	03	00	Tintas, pinturas y colorantes	526.198	0	0	0	0	526.198
402	06	08	00	Productos plásticos	261.257	0	0	0	0	261.257
402	08	00	00	Productos metálicos	800.000	0	0	0	0	800.000
402	08	10	00	Repuestos y accesorios para otros equipos	800.000	0	0	0	0	800.000
402	10	00	00	Productos varios y útiles diversos	5.152.191	0	0	0	0	5.152.191
402	10	02	00	Materiales y útiles de limpieza y aseo	43.629	0	0	0	0	43.629
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	108.562	0	0	0	0	108.562
402	10	08	00	Materiales para equipos de computación	5.000.000	0	0	0	0	5.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**142.379.319**	**0**	**0**	**0**	**0**	**142.379.319**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	16.714.286	0	0	0	0	16.714.286
403	10	03	00	Servicios de procesamiento de datos	16.000.000	0	0	0	0	16.000.000
403	10	99	00	Otros servicios profesionales y técnicos	714.286	0	0	0	0	714.286
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	42.600.000	0	0	0	0	42.600.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129171 010064000 MANTENIMIENTO DE LA INFRAESTRUCTURA Y MODERNIZACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LA ASAMBLEA NACIONAL AL SERVICIO DEL PUEBLO LEGISLADOR

OBJETIVO DEL PROYECTO: CONSERVAR Y RESTAURAR LAS INSTALACIONES Y EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL PARA GARANTIZAR SU PRESERVACIÓN EN EL TIEMPO, DADO SU VALOR ARQUITECTÓNICO, ARTÍSTICO, HISTÓRICO, SOCIAL Y POLÍTICO, ASÍ COMO GARANTIZAR EL DESARROLLO DE UNA ESTRUCTURA TECNOLÓGICA MODERNA Y ESTABLE, CON EL FIN DE MANTENER EL BUEN DESEMPEÑO EN LA FUNCIÓN LEGISLATIVA Y ADMINISTRATIVA DE LA INSTITUCIÓN AL SERVICIO DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: OBRA **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	42.600.000	0	0	0	0	42.600.000
403	12	00	00	Conservación y reparaciones menores de obras	39.285.714	0	0	0	0	39.285.714
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	39.285.714	0	0	0	0	39.285.714
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.770.000	0	0	0	0	1.770.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.770.000	0	0	0	0	1.770.000
403	18	00	00	Impuestos indirectos	41.717.319	0	0	0	0	41.717.319
403	18	01	00	Impuesto al valor agregado	41.717.319	0	0	0	0	41.717.319
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	292.000	0	0	0	0	292.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	292.000	0	0	0	0	292.000
404	**00**	**00**	**00**	**Activos reales**	**219.033.097**	**0**	**0**	**0**	**0**	**219.033.097**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	7.350.000	0	0	0	0	7.350.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	7.350.000	0	0	0	0	7.350.000
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	7.350.000	0	0	0	0	7.350.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	2.410.714	0	0	0	0	2.410.714
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	2.410.714	0	0	0	0	2.410.714
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.500.000	0	0	0	0	4.500.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	4.500.000	0	0	0	0	4.500.000
404	04	00	00	Equipos de transporte, tracción y elevación	18.000.000	0	0	0	0	18.000.000
404	04	06	00	Equipos auxiliares de transporte	18.000.000	0	0	0	0	18.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	47.211.886	0	0	0	0	47.211.886
404	05	01	00	Equipos de telecomunicaciones	47.211.886	0	0	0	0	47.211.886
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	119.560.497	0	0	0	0	119.560.497
404	09	02	00	Equipos de computación	38.570.497	0	0	0	0	38.570.497
404	09	03	00	Mobiliario y equipos de alojamiento	80.000.000	0	0	0	0	80.000.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	990.000	0	0	0	0	990.000
404	12	00	00	Activos intangibles	20.000.000	0	0	0	0	20.000.000
404	12	04	00	Paquetes y programas de computación	20.000.000	0	0	0	0	20.000.000
				Totales	**781.189.768**	**0**	**0**	**0**	**0**	**781.189.768**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 01 - 46

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129171 010064000 MANTENIMIENTO DE LA INFRAESTRUCTURA Y MODERNIZACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LA ASAMBLEA NACIONAL AL SERVICIO DEL PUEBLO LEGISLADOR

OBJETIVO DEL PROYECTO: CONSERVAR Y RESTAURAR LAS INSTALACIONES Y EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL PARA GARANTIZAR SU PRESERVACIÓN EN EL TIEMPO, DADO SU VALOR ARQUITECTÓNICO, ARTÍSTICO, HISTÓRICO, SOCIAL Y POLÍTICO, ASÍ COMO GARANTIZAR EL DESARROLLO DE UNA ESTRUCTURA TECNOLÓGICA MODERNA Y ESTABLE, CON EL FIN DE MANTENER EL BUEN DESEMPEÑO EN LA FUNCIÓN LEGISLATIVA Y ADMINISTRATIVA DE LA INSTITUCIÓN AL SERVICIO DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: OBRA **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129171 010064000 MANTENIMIENTO DE LA INFRAESTRUCTURA Y MODERNIZACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LA ASAMBLEA NACIONAL AL SERVICIO DEL PUEBLO LEGISLADOR

OBJETIVO DEL PROYECTO: CONSERVAR Y RESTAURAR LAS INSTALACIONES Y EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL PARA GARANTIZAR SU PRESERVACIÓN EN EL TIEMPO, DADO SU VALOR ARQUITECTÓNICO, ARTÍSTICO, HISTÓRICO, SOCIAL Y POLÍTICO, ASÍ COMO GARANTIZAR EL DESARROLLO DE UNA ESTRUCTURA TECNOLÓGICA MODERNA Y ESTABLE, CON EL FIN DE MANTENER EL BUEN DESEMPEÑO EN LA FUNCIÓN LEGISLATIVA Y ADMINISTRATIVA DE LA INSTITUCIÓN AL SERVICIO DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: OBRA **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010064001 MANTENIMIENTO Y CONSERVACIÓN DE LA INFRAESTRUCTURA, COLECCIONES Y MOBILIARIO QUE CONFORMAN LA ASAMBLEA NACIONAL Y SU PATRIMONIO CULTURAL E HISTÓRICO AL SERVICIO DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: OBRA **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**411.766.133**	**0**	**0**	**0**	**0**	**411.766.133**
401	01	00	00	Sueldos, salarios y otras retribuciones	123.921.000	0	0	0	0	123.921.000
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	32.816.000	0	0	0	0	32.816.000
401	01	03	00	Suplencias a empleados	240.000	0	0	0	0	240.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	74.251.000	0	0	0	0	74.251.000
401	01	13	00	Suplencias a obreros	819.000	0	0	0	0	819.000
401	01	18	00	Remuneraciones al personal contratado	10.544.000	0	0	0	0	10.544.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	10.019.000	0	0	0	0	10.019.000
401	01	18	02	Remuneraciones por honorarios profesionales	525.000	0	0	0	0	525.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	100.000	0	0	0	0	100.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	5.151.000	0	0	0	0	5.151.000
401	03	00	00	Primas	29.425.000	0	0	0	0	29.425.000
401	03	02	00	Primas de transporte a empleados	496.000	0	0	0	0	496.000
401	03	04	00	Primas por hijos a empleados	214.000	0	0	0	0	214.000
401	03	08	00	Primas de profesionalización a empleados	345.000	0	0	0	0	345.000
401	03	09	00	Primas por antigüedad a empleados	6.751.000	0	0	0	0	6.751.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.397.000	0	0	0	0	2.397.000
401	03	17	00	Primas de transporte a obreros	1.217.000	0	0	0	0	1.217.000
401	03	19	00	Primas por hijos de obreros	612.000	0	0	0	0	612.000
401	03	21	00	Primas por antigüedad a obreros	16.165.000	0	0	0	0	16.165.000
401	03	22	00	Primas de profesionalización a obreros	66.000	0	0	0	0	66.000
401	03	37	00	Primas de transporte al personal contratado	164.000	0	0	0	0	164.000
401	03	39	00	Primas por hijos al personal contratado	41.000	0	0	0	0	41.000
401	03	40	00	Primas de profesionalización al personal contratado	116.000	0	0	0	0	116.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129171 010064000 MANTENIMIENTO DE LA INFRAESTRUCTURA Y MODERNIZACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LA ASAMBLEA NACIONAL AL SERVICIO DEL PUEBLO LEGISLADOR

OBJETIVO DEL PROYECTO: CONSERVAR Y RESTAURAR LAS INSTALACIONES Y EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL PARA GARANTIZAR SU PRESERVACIÓN EN EL TIEMPO, DADO SU VALOR ARQUITECTÓNICO, ARTÍSTICO, HISTÓRICO, SOCIAL Y POLÍTICO, ASÍ COMO GARANTIZAR EL DESARROLLO DE UNA ESTRUCTURA TECNOLÓGICA MODERNA Y ESTABLE, CON EL FIN DE MANTENER EL BUEN DESEMPEÑO EN LA FUNCIÓN LEGISLATIVA Y ADMINISTRATIVA DE LA INSTITUCIÓN AL SERVICIO DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: OBRA **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010064001 MANTENIMIENTO Y CONSERVACIÓN DE LA INFRAESTRUCTURA, COLECCIONES Y MOBILIARIO QUE CONFORMAN LA ASAMBLEA NACIONAL Y SU PATRIMONIO CULTURAL E HISTÓRICO AL SERVICIO DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: OBRA **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	41	00	Primas por antigüedad al personal contratado	193.000	0	0	0	0	193.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	648.000	0	0	0	0	648.000
401	04	00	00	Complementos de sueldos y salarios	36.379.000	0	0	0	0	36.379.000
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	225.000	0	0	0	0	225.000
401	04	02	00	Complemento a empleados por trabajo nocturno	282.000	0	0	0	0	282.000
401	04	03	00	Complemento a empleados por gastos de alimentación	28.000	0	0	0	0	28.000
401	04	05	00	Complemento a empleados por gastos de representación	154.000	0	0	0	0	154.000
401	04	08	00	Bono compensatorio de alimentación a empleados	8.480.000	0	0	0	0	8.480.000
401	04	10	00	Complemento a empleados por días feriados	185.000	0	0	0	0	185.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	511.000	0	0	0	0	511.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	638.000	0	0	0	0	638.000
401	04	16	00	Complemento a obreros por gastos de alimentación	105.000	0	0	0	0	105.000
401	04	18	00	Bono compensatorio de alimentación a obreros	20.800.000	0	0	0	0	20.800.000
401	04	20	00	Complemento a obreros por días feriados	419.000	0	0	0	0	419.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	131.000	0	0	0	0	131.000
401	04	25	00	Complemento al personal contratado por gastos de alimentación	21.000	0	0	0	0	21.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.800.000	0	0	0	0	2.800.000
401	04	28	00	Complemento al personal contratado por días feriados	48.000	0	0	0	0	48.000
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	39.000	0	0	0	0	39.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.280.000	0	0	0	0	1.280.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	41.000	0	0	0	0	41.000
401	04	96	00	Otros complementos a empleados	20.000	0	0	0	0	20.000
401	04	97	00	Otros complementos a obreros	152.000	0	0	0	0	152.000
401	04	98	00	Otros complementos al personal contratado	20.000	0	0	0	0	20.000

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129171 010064000 MANTENIMIENTO DE LA INFRAESTRUCTURA Y MODERNIZACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LA ASAMBLEA NACIONAL AL SERVICIO DEL PUEBLO LEGISLADOR

OBJETIVO DEL PROYECTO: CONSERVAR Y RESTAURAR LAS INSTALACIONES Y EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL PARA GARANTIZAR SU PRESERVACIÓN EN EL TIEMPO, DADO SU VALOR ARQUITECTÓNICO, ARTÍSTICO, HISTÓRICO, SOCIAL Y POLÍTICO, ASÍ COMO GARANTIZAR EL DESARROLLO DE UNA ESTRUCTURA TECNOLÓGICA MODERNA Y ESTABLE, CON EL FIN DE MANTENER EL BUEN DESEMPEÑO EN LA FUNCIÓN LEGISLATIVA Y ADMINISTRATIVA DE LA INSTITUCIÓN AL SERVICIO DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: OBRA **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010064001 MANTENIMIENTO Y CONSERVACIÓN DE LA INFRAESTRUCTURA, COLECCIONES Y MOBILIARIO QUE CONFORMAN LA ASAMBLEA NACIONAL Y SU PATRIMONIO CULTURAL E HISTÓRICO AL SERVICIO DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: OBRA **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	50.831.133	0	0	0	0	50.831.133
401	05	01	00	Aguinaldos a empleados	2.948.000	0	0	0	0	2.948.000
401	05	03	00	Bono vacacional a empleados	10.921.000	0	0	0	0	10.921.000
401	05	04	00	Aguinaldos a obreros	6.656.000	0	0	0	0	6.656.000
401	05	06	00	Bono vacacional a obreros	25.918.133	0	0	0	0	25.918.133
401	05	07	00	Aguinaldos al personal contratado	759.000	0	0	0	0	759.000
401	05	08	00	Bono vacacional al personal contratado	1.900.000	0	0	0	0	1.900.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	569.000	0	0	0	0	569.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.160.000	0	0	0	0	1.160.000
401	06	00	00	Aportes patronales y legales	24.261.000	0	0	0	0	24.261.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.624.000	0	0	0	0	4.624.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.028.000	0	0	0	0	1.028.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	891.000	0	0	0	0	891.000
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	10.440.000	0	0	0	0	10.440.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.320.000	0	0	0	0	2.320.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.011.000	0	0	0	0	2.011.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.190.000	0	0	0	0	1.190.000
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	229.000	0	0	0	0	229.000
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	265.000	0	0	0	0	265.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	893.000	0	0	0	0	893.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	172.000	0	0	0	0	172.000
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	198.000	0	0	0	0	198.000
401	07	00	00	Asistencia socio-económica	104.071.000	0	0	0	0	104.071.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129171 010064000 MANTENIMIENTO DE LA INFRAESTRUCTURA Y MODERNIZACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LA ASAMBLEA NACIONAL AL SERVICIO DEL PUEBLO LEGISLADOR

OBJETIVO DEL PROYECTO: CONSERVAR Y RESTAURAR LAS INSTALACIONES Y EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL PARA GARANTIZAR SU PRESERVACIÓN EN EL TIEMPO, DADO SU VALOR ARQUITECTÓNICO, ARTÍSTICO, HISTÓRICO, SOCIAL Y POLÍTICO, ASÍ COMO GARANTIZAR EL DESARROLLO DE UNA ESTRUCTURA TECNOLÓGICA MODERNA Y ESTABLE, CON EL FIN DE MANTENER EL BUEN DESEMPEÑO EN LA FUNCIÓN LEGISLATIVA Y ADMINISTRATIVA DE LA INSTITUCIÓN AL SERVICIO DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: OBRA **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010064001 MANTENIMIENTO Y CONSERVACIÓN DE LA INFRAESTRUCTURA, COLECCIONES Y MOBILIARIO QUE CONFORMAN LA ASAMBLEA NACIONAL Y SU PATRIMONIO CULTURAL E HISTÓRICO AL SERVICIO DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: OBRA **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	01	00	Capacitación y adiestramiento a empleados	250.000	0	0	0	0	250.000
401	07	02	00	Becas a empleados	1.602.000	0	0	0	0	1.602.000
401	07	03	00	Ayudas por matrimonio a empleados	606.000	0	0	0	0	606.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	64.000	0	0	0	0	64.000
401	07	05	00	Ayudas por defunción a empleados	30.000	0	0	0	0	30.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	125.000	0	0	0	0	125.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.675.000	0	0	0	0	4.675.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	18.496.000	0	0	0	0	18.496.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.000.000	0	0	0	0	1.000.000
401	07	10	00	Dotación de uniformes a empleados	3.626.000	0	0	0	0	3.626.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	426.000	0	0	0	0	426.000
401	07	17	00	Capacitación y adiestramiento a obreros	375.000	0	0	0	0	375.000
401	07	18	00	Becas a obreros	2.243.000	0	0	0	0	2.243.000
401	07	19	00	Ayudas por matrimonio de obreros	1.010.000	0	0	0	0	1.010.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	128.000	0	0	0	0	128.000
401	07	21	00	Ayudas por defunción a obreros	40.000	0	0	0	0	40.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	125.000	0	0	0	0	125.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	10.556.000	0	0	0	0	10.556.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	36.988.000	0	0	0	0	36.988.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.400.000	0	0	0	0	1.400.000
401	07	26	00	Dotación de uniformes a obreros	6.510.000	0	0	0	0	6.510.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	746.000	0	0	0	0	746.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	75.000	0	0	0	0	75.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129171 010064000 MANTENIMIENTO DE LA INFRAESTRUCTURA Y MODERNIZACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LA ASAMBLEA NACIONAL AL SERVICIO DEL PUEBLO LEGISLADOR

OBJETIVO DEL PROYECTO: CONSERVAR Y RESTAURAR LAS INSTALACIONES Y EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL PARA GARANTIZAR SU PRESERVACIÓN EN EL TIEMPO, DADO SU VALOR ARQUITECTÓNICO, ARTÍSTICO, HISTÓRICO, SOCIAL Y POLÍTICO, ASÍ COMO GARANTIZAR EL DESARROLLO DE UNA ESTRUCTURA TECNOLÓGICA MODERNA Y ESTABLE, CON EL FIN DE MANTENER EL BUEN DESEMPEÑO EN LA FUNCIÓN LEGISLATIVA Y ADMINISTRATIVA DE LA INSTITUCIÓN AL SERVICIO DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: OBRA **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010064001 MANTENIMIENTO Y CONSERVACIÓN DE LA INFRAESTRUCTURA, COLECCIONES Y MOBILIARIO QUE CONFORMAN LA ASAMBLEA NACIONAL Y SU PATRIMONIO CULTURAL E HISTÓRICO AL SERVICIO DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: OBRA **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	303.000	0	0	0	0	303.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	32.000	0	0	0	0	32.000
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	10.000	0	0	0	0	10.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	75.000	0	0	0	0	75.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	902.000	0	0	0	0	902.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	2.497.000	0	0	0	0	2.497.000
401	07	74	00	Capacitación y adiestramiento al personal contratado	125.000	0	0	0	0	125.000
401	07	75	00	Becas al personal contratado	320.000	0	0	0	0	320.000
401	07	76	00	Ayudas por matrimonio al personal contratado	202.000	0	0	0	0	202.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	32.000	0	0	0	0	32.000
401	07	78	00	Ayudas por defunción al personal contratado	10.000	0	0	0	0	10.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	75.000	0	0	0	0	75.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	1.203.000	0	0	0	0	1.203.000
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	3.038.000	0	0	0	0	3.038.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	200.000	0	0	0	0	200.000
401	07	83	00	Dotación de uniformes al personal contratado	1.860.000	0	0	0	0	1.860.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	170.000	0	0	0	0	170.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	1.159.000	0	0	0	0	1.159.000
401	07	96	00	Otras subvenciones a empleados	666.000	0	0	0	0	666.000
401	07	97	00	Otras subvenciones a obreros	94.000	0	0	0	0	94.000
401	07	99	00	Otras subvenciones al personal contratado	2.000	0	0	0	0	2.000
401	08	00	00	Prestaciones sociales e indemnizaciones	42.878.000	0	0	0	0	42.878.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	11.954.000	0	0	0	0	11.954.000

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129171 010064000 MANTENIMIENTO DE LA INFRAESTRUCTURA Y MODERNIZACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LA ASAMBLEA NACIONAL AL SERVICIO DEL PUEBLO LEGISLADOR

OBJETIVO DEL PROYECTO: CONSERVAR Y RESTAURAR LAS INSTALACIONES Y EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL PARA GARANTIZAR SU PRESERVACIÓN EN EL TIEMPO, DADO SU VALOR ARQUITECTÓNICO, ARTÍSTICO, HISTÓRICO, SOCIAL Y POLÍTICO, ASÍ COMO GARANTIZAR EL DESARROLLO DE UNA ESTRUCTURA TECNOLÓGICA MODERNA Y ESTABLE, CON EL FIN DE MANTENER EL BUEN DESEMPEÑO EN LA FUNCIÓN LEGISLATIVA Y ADMINISTRATIVA DE LA INSTITUCIÓN AL SERVICIO DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: OBRA **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010064001 MANTENIMIENTO Y CONSERVACIÓN DE LA INFRAESTRUCTURA, COLECCIONES Y MOBILIARIO QUE CONFORMAN LA ASAMBLEA NACIONAL Y SU PATRIMONIO CULTURAL E HISTÓRICO AL SERVICIO DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: OBRA **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	27.499.000	0	0	0	0	27.499.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.915.000	0	0	0	0	1.915.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.510.000	0	0	0	0	1.510.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.498.819**	**0**	**0**	**0**	**0**	**1.498.819**
402	01	00	00	Productos alimenticios y agropecuarios	18.320	0	0	0	0	18.320
402	01	01	00	Alimentos y bebidas para personas	18.320	0	0	0	0	18.320
402	05	00	00	Productos de papel, cartón e impresos	750.853	0	0	0	0	750.853
402	05	01	00	Pulpa de madera, papel y cartón	151.485	0	0	0	0	151.485
402	05	03	00	Productos de papel y cartón para oficina	599.368	0	0	0	0	599.368
402	06	00	00	Productos químicos y derivados	577.455	0	0	0	0	577.455
402	06	03	00	Tintas, pinturas y colorantes	526.198	0	0	0	0	526.198
402	06	08	00	Productos plásticos	51.257	0	0	0	0	51.257
402	10	00	00	Productos varios y útiles diversos	152.191	0	0	0	0	152.191
402	10	02	00	Materiales y útiles de limpieza y aseo	43.629	0	0	0	0	43.629
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	108.562	0	0	0	0	108.562
403	**00**	**00**	**00**	**Servicios no personales**	**110.325.145**	**0**	**0**	**0**	**0**	**110.325.145**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	714.286	0	0	0	0	714.286
403	10	99	00	Otros servicios profesionales y técnicos	714.286	0	0	0	0	714.286
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	42.600.000	0	0	0	0	42.600.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	42.600.000	0	0	0	0	42.600.000
403	12	00	00	Conservación y reparaciones menores de obras	39.285.714	0	0	0	0	39.285.714
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	39.285.714	0	0	0	0	39.285.714
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.770.000	0	0	0	0	1.770.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.770.000	0	0	0	0	1.770.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

01 - 53

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129171 010064000 MANTENIMIENTO DE LA INFRAESTRUCTURA Y MODERNIZACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LA ASAMBLEA NACIONAL AL SERVICIO DEL PUEBLO LEGISLADOR

OBJETIVO DEL PROYECTO: CONSERVAR Y RESTAURAR LAS INSTALACIONES Y EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL PARA GARANTIZAR SU PRESERVACIÓN EN EL TIEMPO, DADO SU VALOR ARQUITECTÓNICO, ARTÍSTICO, HISTÓRICO, SOCIAL Y POLÍTICO, ASÍ COMO GARANTIZAR EL DESARROLLO DE UNA ESTRUCTURA TECNOLÓGICA MODERNA Y ESTABLE, CON EL FIN DE MANTENER EL BUEN DESEMPEÑO EN LA FUNCIÓN LEGISLATIVA Y ADMINISTRATIVA DE LA INSTITUCIÓN AL SERVICIO DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: OBRA **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010064001 MANTENIMIENTO Y CONSERVACIÓN DE LA INFRAESTRUCTURA, COLECCIONES Y MOBILIARIO QUE CONFORMAN LA ASAMBLEA NACIONAL Y SU PATRIMONIO CULTURAL E HISTÓRICO AL SERVICIO DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: OBRA **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	25.663.145	0	0	0	0	25.663.145
403	18	01	00	Impuesto al valor agregado	25.663.145	0	0	0	0	25.663.145
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	292.000	0	0	0	0	292.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	292.000	0	0	0	0	292.000
404	**00**	**00**	**00**	**Activos reales**	**107.760.714**	**0**	**0**	**0**	**0**	**107.760.714**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	7.350.000	0	0	0	0	7.350.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	7.350.000	0	0	0	0	7.350.000
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	7.350.000	0	0	0	0	7.350.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	2.410.714	0	0	0	0	2.410.714
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	2.410.714	0	0	0	0	2.410.714
404	04	00	00	Equipos de transporte, tracción y elevación	18.000.000	0	0	0	0	18.000.000
404	04	06	00	Equipos auxiliares de transporte	18.000.000	0	0	0	0	18.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	80.000.000	0	0	0	0	80.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	80.000.000	0	0	0	0	80.000.000
				Totales	**631.350.811**	**0**	**0**	**0**	**0**	**631.350.811**

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129171 010064000 MANTENIMIENTO DE LA INFRAESTRUCTURA Y MODERNIZACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LA ASAMBLEA NACIONAL AL SERVICIO DEL PUEBLO LEGISLADOR

OBJETIVO DEL PROYECTO: CONSERVAR Y RESTAURAR LAS INSTALACIONES Y EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL PARA GARANTIZAR SU PRESERVACIÓN EN EL TIEMPO, DADO SU VALOR ARQUITECTÓNICO, ARTÍSTICO, HISTÓRICO, SOCIAL Y POLÍTICO, ASÍ COMO GARANTIZAR EL DESARROLLO DE UNA ESTRUCTURA TECNOLÓGICA MODERNA Y ESTABLE, CON EL FIN DE MANTENER EL BUEN DESEMPEÑO EN LA FUNCIÓN LEGISLATIVA Y ADMINISTRATIVA DE LA INSTITUCIÓN AL SERVICIO DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: OBRA **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010064002 MODERNIZACIÓN Y ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LA ASAMBLEA NACIONAL QUE GARANTICE LA CALIDAD EN EL FUNCIONAMIENTO Y SERVICIO HACIA EL PUEBLO SOBERANO.

UNIDAD DE MEDIDA: EQUIPO **META:** 1.059

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.512.400**	**0**	**0**	**0**	**0**	**6.512.400**
402	01	00	00	Productos alimenticios y agropecuarios	102.400	0	0	0	0	102.400
402	01	01	00	Alimentos y bebidas para personas	102.400	0	0	0	0	102.400
402	05	00	00	Productos de papel, cartón e impresos	400.000	0	0	0	0	400.000
402	05	03	00	Productos de papel y cartón para oficina	400.000	0	0	0	0	400.000
402	06	00	00	Productos químicos y derivados	210.000	0	0	0	0	210.000
402	06	08	00	Productos plásticos	210.000	0	0	0	0	210.000
402	08	00	00	Productos metálicos	800.000	0	0	0	0	800.000
402	08	10	00	Repuestos y accesorios para otros equipos	800.000	0	0	0	0	800.000
402	10	00	00	Productos varios y útiles diversos	5.000.000	0	0	0	0	5.000.000
402	10	08	00	Materiales para equipos de computación	5.000.000	0	0	0	0	5.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**32.054.174**	**0**	**0**	**0**	**0**	**32.054.174**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	16.000.000	0	0	0	0	16.000.000
403	10	03	00	Servicios de procesamiento de datos	16.000.000	0	0	0	0	16.000.000
403	18	00	00	Impuestos indirectos	16.054.174	0	0	0	0	16.054.174
403	18	01	00	Impuesto al valor agregado	16.054.174	0	0	0	0	16.054.174
404	**00**	**00**	**00**	**Activos reales**	**111.272.383**	**0**	**0**	**0**	**0**	**111.272.383**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.500.000	0	0	0	0	4.500.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	4.500.000	0	0	0	0	4.500.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	47.211.886	0	0	0	0	47.211.886
404	05	01	00	Equipos de telecomunicaciones	47.211.886	0	0	0	0	47.211.886
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	39.560.497	0	0	0	0	39.560.497
404	09	02	00	Equipos de computación	38.570.497	0	0	0	0	38.570.497
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	990.000	0	0	0	0	990.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129171 010064000 MANTENIMIENTO DE LA INFRAESTRUCTURA Y MODERNIZACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LA ASAMBLEA NACIONAL AL SERVICIO DEL PUEBLO LEGISLADOR

OBJETIVO DEL PROYECTO: CONSERVAR Y RESTAURAR LAS INSTALACIONES Y EL PATRIMONIO CULTURAL E HISTÓRICO DE LA ASAMBLEA NACIONAL PARA GARANTIZAR SU PRESERVACIÓN EN EL TIEMPO, DADO SU VALOR ARQUITECTÓNICO, ARTÍSTICO, HISTÓRICO, SOCIAL Y POLÍTICO, ASÍ COMO GARANTIZAR EL DESARROLLO DE UNA ESTRUCTURA TECNOLÓGICA MODERNA Y ESTABLE, CON EL FIN DE MANTENER EL BUEN DESEMPEÑO EN LA FUNCIÓN LEGISLATIVA Y ADMINISTRATIVA DE LA INSTITUCIÓN AL SERVICIO DEL PUEBLO LEGISLADOR.

UNIDAD DE MEDIDA: OBRA **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010064002 MODERNIZACIÓN Y ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LA ASAMBLEA NACIONAL QUE GARANTICE LA CALIDAD EN EL FUNCIONAMIENTO Y SERVICIO HACIA EL PUEBLO SOBERANO.

UNIDAD DE MEDIDA: EQUIPO **META:** 1.059

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	12	00	00	Activos intangibles	20.000.000	0	0	0	0	20.000.000
404	12	04	00	Paquetes y programas de computación	20.000.000	0	0	0	0	20.000.000
				Totales	**149.838.957**	**0**	**0**	**0**	**0**	**149.838.957**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129186 010065000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR A LA PARTICIPACIÓN ACTIVA DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS EN EL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DE ESTADO Y SUS INSTITUCIONES, EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INSTRUMENTO

META: 42

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**25.162.261**	**0**	**0**	**0**	**0**	**25.162.261**
401	01	00	00	Sueldos, salarios y otras retribuciones	7.764.128	0	0	0	0	7.764.128
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.703.508	0	0	0	0	3.703.508
401	01	03	00	Suplencias a empleados	100.000	0	0	0	0	100.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	380.079	0	0	0	0	380.079
401	01	18	00	Remuneraciones al personal contratado	720.629	0	0	0	0	720.629
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	100.900	0	0	0	0	100.900
401	01	18	02	Remuneraciones por honorarios profesionales	619.729	0	0	0	0	619.729
401	01	29	00	Dietas	1.987.440	0	0	0	0	1.987.440
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	872.472	0	0	0	0	872.472
401	03	00	00	Primas	1.962.646	0	0	0	0	1.962.646
401	03	02	00	Primas de transporte a empleados	236.800	0	0	0	0	236.800
401	03	04	00	Primas por hijos a empleados	96.000	0	0	0	0	96.000
401	03	08	00	Primas de profesionalización a empleados	651.360	0	0	0	0	651.360
401	03	09	00	Primas por antigüedad a empleados	443.328	0	0	0	0	443.328
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	176.000	0	0	0	0	176.000
401	03	17	00	Primas de transporte a obreros	32.000	0	0	0	0	32.000
401	03	19	00	Primas por hijos de obreros	24.000	0	0	0	0	24.000
401	03	21	00	Primas por antigüedad a obreros	30.549	0	0	0	0	30.549
401	03	22	00	Primas de profesionalización a obreros	21.240	0	0	0	0	21.240
401	03	37	00	Primas de transporte al personal contratado	6.400	0	0	0	0	6.400
401	03	39	00	Primas por hijos al personal contratado	2.400	0	0	0	0	2.400
401	03	40	00	Primas de profesionalización al personal contratado	21.240	0	0	0	0	21.240
401	03	95	00	Otras primas al personal de alto nivel y de dirección	221.329	0	0	0	0	221.329
401	04	00	00	Complementos de sueldos y salarios	1.720.800	0	0	0	0	1.720.800
401	04	06	00	Complemento a empleados por comisión de servicios	36.000	0	0	0	0	36.000
401	04	08	00	Bono compensatorio de alimentación a empleados	1.263.600	0	0	0	0	1.263.600
401	04	18	00	Bono compensatorio de alimentación a obreros	175.500	0	0	0	0	175.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	35.100	0	0	0	0	35.100
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	210.600	0	0	0	0	210.600

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129186 010065000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR A LA PARTICIPACIÓN ACTIVA DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS EN EL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DE ESTADO Y SUS INSTITUCIONES, EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 42

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.357.892	0	0	0	0	5.357.892
401	05	01	00	Aguinaldos a empleados	2.244.811	0	0	0	0	2.244.811
401	05	03	00	Bono vacacional a empleados	1.282.749	0	0	0	0	1.282.749
401	05	04	00	Aguinaldos a obreros	159.517	0	0	0	0	159.517
401	05	06	00	Bono vacacional a obreros	121.967	0	0	0	0	121.967
401	05	07	00	Aguinaldos al personal contratado	114.572	0	0	0	0	114.572
401	05	08	00	Bono vacacional al personal contratado	5.750	0	0	0	0	5.750
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.111.076	0	0	0	0	1.111.076
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	317.450	0	0	0	0	317.450
401	06	00	00	Aportes patronales y legales	1.052.076	0	0	0	0	1.052.076
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	384.595	0	0	0	0	384.595
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	85.465	0	0	0	0	85.465
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	296.919	0	0	0	0	296.919
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	39.469	0	0	0	0	39.469
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	8.771	0	0	0	0	8.771
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	29.272	0	0	0	0	29.272
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	10.478	0	0	0	0	10.478
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	7.856	0	0	0	0	7.856
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	2.328	0	0	0	0	2.328
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	90.602	0	0	0	0	90.602
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	76.188	0	0	0	0	76.188
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	20.133	0	0	0	0	20.133
401	07	00	00	Asistencia socio-económica	4.937.961	0	0	0	0	4.937.961
401	07	01	00	Capacitación y adiestramiento a empleados	100.000	0	0	0	0	100.000
401	07	02	00	Becas a empleados	416.912	0	0	0	0	416.912
401	07	04	00	Ayudas por nacimiento de hijos a empleados	31.362	0	0	0	0	31.362
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	629.596	0	0	0	0	629.596
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.411.505	0	0	0	0	1.411.505

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129186 010065000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR A LA PARTICIPACIÓN ACTIVA DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS EN EL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DE ESTADO Y SUS INSTITUCIONES, EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INSTRUMENTO

META: 42

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	502.315	0	0	0	0	502.315
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	233.464	0	0	0	0	233.464
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	153.600	0	0	0	0	153.600
401	07	17	00	Capacitación y adiestramiento a obreros	100.000	0	0	0	0	100.000
401	07	18	00	Becas a obreros	125.064	0	0	0	0	125.064
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	64.613	0	0	0	0	64.613
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	296.884	0	0	0	0	296.884
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	27.659	0	0	0	0	27.659
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	21.224	0	0	0	0	21.224
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	14.400	0	0	0	0	14.400
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	200.000	0	0	0	0	200.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	148.320	0	0	0	0	148.320
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	188.862	0	0	0	0	188.862
401	07	75	00	Becas al personal contratado	9.928	0	0	0	0	9.928
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	17.153	0	0	0	0	17.153
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	245.100	0	0	0	0	245.100
401	08	00	00	Prestaciones sociales e indemnizaciones	2.366.758	0	0	0	0	2.366.758
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.757.776	0	0	0	0	1.757.776
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	174.845	0	0	0	0	174.845
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	39.492	0	0	0	0	39.492
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	394.645	0	0	0	0	394.645
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.663.094**	**0**	**0**	**0**	**0**	**1.663.094**
402	01	00	00	Productos alimenticios y agropecuarios	600.000	0	0	0	0	600.000
402	01	01	00	Alimentos y bebidas para personas	600.000	0	0	0	0	600.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	300.000	0	0	0	0	300.000
402	05	01	00	Pulpa de madera, papel y cartón	100.000	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129186 010065000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR A LA PARTICIPACIÓN ACTIVA DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS EN EL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DE ESTADO Y SUS INSTITUCIONES, EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INSTRUMENTO

META: 42

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	00	00	Productos químicos y derivados	30.000	0	0	0	0	30.000
402	06	03	00	Tintas, pinturas y colorantes	5.000	0	0	0	0	5.000
402	06	04	00	Productos farmacéuticos y medicamentos	1.000	0	0	0	0	1.000
402	06	06	00	Combustibles y lubricantes	4.000	0	0	0	0	4.000
402	06	08	00	Productos plásticos	20.000	0	0	0	0	20.000
402	08	00	00	Productos metálicos	50.000	0	0	0	0	50.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	30.000	0	0	0	0	30.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	20.000	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	663.094	0	0	0	0	663.094
402	10	02	00	Materiales y útiles de limpieza y aseo	25.000	0	0	0	0	25.000
402	10	03	00	Utensilios de cocina y comedor	3.000	0	0	0	0	3.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	50.000	0	0	0	0	50.000
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	460.000	0	0	0	0	460.000
402	10	11	00	Materiales eléctricos	100.000	0	0	0	0	100.000
402	10	12	00	Materiales para instalaciones sanitarias	2.000	0	0	0	0	2.000
402	10	99	00	Otros productos y útiles diversos	13.094	0	0	0	0	13.094
403	**00**	**00**	**00**	**Servicios no personales**	**2.787.645**	**0**	**0**	**0**	**0**	**2.787.645**
403	01	00	00	Alquileres de inmuebles	132.000	0	0	0	0	132.000
403	01	01	00	Alquileres de edificios y locales	132.000	0	0	0	0	132.000
403	04	00	00	Servicios básicos	225.000	0	0	0	0	225.000
403	04	01	00	Electricidad	10.000	0	0	0	0	10.000
403	04	04	00	Teléfonos	100.000	0	0	0	0	100.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	100.000	0	0	0	0	100.000
403	04	05	00	Servicio de comunicaciones	40.000	0	0	0	0	40.000
403	04	06	00	Servicio de aseo urbano y domiciliario	75.000	0	0	0	0	75.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	671.120	0	0	0	0	671.120
403	07	01	00	Publicidad y propaganda	30.000	0	0	0	0	30.000
403	07	02	00	Imprenta y reproducción	101.120	0	0	0	0	101.120
403	07	03	00	Relaciones sociales	500.000	0	0	0	0	500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129186 010065000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR A LA PARTICIPACIÓN ACTIVA DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS EN EL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DE ESTADO Y SUS INSTITUCIONES, EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INSTRUMENTO

META: 42

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	04	00	Avisos	40.000	0	0	0	0	40.000
403	09	00	00	Viáticos y pasajes	800.000	0	0	0	0	800.000
403	09	01	00	Viáticos y pasajes dentro del país	500.000	0	0	0	0	500.000
403	09	02	00	Viáticos y pasajes fuera del país	300.000	0	0	0	0	300.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	4.000	0	0	0	0	4.000
403	10	09	00	Servicios de lavandería y tintorería	2.000	0	0	0	0	2.000
403	10	99	00	Otros servicios profesionales y técnicos	2.000	0	0	0	0	2.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.000	0	0	0	0	10.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	5.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	5.000
403	12	00	00	Conservación y reparaciones menores de obras	10.000	0	0	0	0	10.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	10.000	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	898.829	0	0	0	0	898.829
403	18	01	00	Impuesto al valor agregado	898.829	0	0	0	0	898.829
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	33.696	0	0	0	0	33.696
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	33.696	0	0	0	0	33.696
403	99	00	00	Otros servicios no personales	3.000	0	0	0	0	3.000
403	99	01	00	Otros servicios no personales	3.000	0	0	0	0	3.000
404	**00**	**00**	**00**	**Activos reales**	**3.618.757**	**0**	**0**	**0**	**0**	**3.618.757**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	200.000	0	0	0	0	200.000
404	01	01	00	Repuestos mayores	100.000	0	0	0	0	100.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	100.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	100.000	0	0	0	0	100.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	100.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	1.000.000	0	0	0	0	1.000.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	1.000.000	0	0	0	0	1.000.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	780.000	0	0	0	0	780.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	780.000	0	0	0	0	780.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129186 010065000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR A LA PARTICIPACIÓN ACTIVA DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS EN EL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DE ESTADO Y SUS INSTITUCIONES, EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 42

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	05	01	00	Equipos de telecomunicaciones	50.000	0	0	0	0	50.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	950.000	0	0	0	0	950.000
404	07	06	00	Instrumentos musicales y equipos de audio	950.000	0	0	0	0	950.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	638.757	0	0	0	0	638.757
404	09	01	00	Mobiliario y equipos de oficina	150.000	0	0	0	0	150.000
404	09	02	00	Equipos de computación	438.757	0	0	0	0	438.757
404	09	03	00	Mobiliario y equipos de alojamiento	50.000	0	0	0	0	50.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**20.000**	**0**	**0**	**0**	**0**	**20.000**
407	01	00	00	Transferencias y donaciones corrientes internas	20.000	0	0	0	0	20.000
407	01	02	00	Donaciones corrientes internas al sector privado	20.000	0	0	0	0	20.000
407	01	02	01	Donaciones corrientes a personas	20.000	0	0	0	0	20.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**907.000**	**0**	**0**	**0**	**0**	**907.000**
411	11	00	00	Obligaciones de ejercicios anteriores	907.000	0	0	0	0	907.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	707.000	0	0	0	0	707.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	200.000	0	0	0	0	200.000
				Totales	**34.158.757**	**0**	**0**	**0**	**0**	**34.158.757**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

01 - 62

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129186 010065000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR A LA PARTICIPACIÓN ACTIVA DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS EN EL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DE ESTADO Y SUS INSTITUCIONES, EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INSTRUMENTO

META: 42

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129186 010065000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR A LA PARTICIPACIÓN ACTIVA DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS EN EL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DE ESTADO Y SUS INSTITUCIONES, EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 42

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010065001 DESARROLLO DE INSTRUMENTOS PARLAMENTARIOS PARA EL FORTALECIMIENTO DE LA INTEGRACIÓN DE LOS PUEBLOS INDÍGENAS A TRAVÉS DEL INTERCAMBIO POLÍTICO-PARLAMENTARIO

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 42

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.663.094**	**0**	**0**	**0**	**0**	**1.663.094**
402	01	00	00	Productos alimenticios y agropecuarios	600.000	0	0	0	0	600.000
402	01	01	00	Alimentos y bebidas para personas	600.000	0	0	0	0	600.000
402	04	00	00	Productos de cuero y caucho	20.000	0	0	0	0	20.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	300.000	0	0	0	0	300.000
402	05	01	00	Pulpa de madera, papel y cartón	100.000	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	200.000
402	06	00	00	Productos químicos y derivados	30.000	0	0	0	0	30.000
402	06	03	00	Tintas, pinturas y colorantes	5.000	0	0	0	0	5.000
402	06	04	00	Productos farmacéuticos y medicamentos	1.000	0	0	0	0	1.000
402	06	06	00	Combustibles y lubricantes	4.000	0	0	0	0	4.000
402	06	08	00	Productos plásticos	20.000	0	0	0	0	20.000
402	08	00	00	Productos metálicos	50.000	0	0	0	0	50.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	30.000	0	0	0	0	30.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	20.000	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	663.094	0	0	0	0	663.094
402	10	02	00	Materiales y útiles de limpieza y aseo	25.000	0	0	0	0	25.000
402	10	03	00	Utensilios de cocina y comedor	3.000	0	0	0	0	3.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	50.000	0	0	0	0	50.000
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	460.000	0	0	0	0	460.000
402	10	11	00	Materiales eléctricos	100.000	0	0	0	0	100.000
402	10	12	00	Materiales para instalaciones sanitarias	2.000	0	0	0	0	2.000
402	10	99	00	Otros productos y útiles diversos	13.094	0	0	0	0	13.094

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129186 010065000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR A LA PARTICIPACIÓN ACTIVA DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS EN EL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DE ESTADO Y SUS INSTITUCIONES, EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 42

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010065001 DESARROLLO DE INSTRUMENTOS PARLAMENTARIOS PARA EL FORTALECIMIENTO DE LA INTEGRACIÓN DE LOS PUEBLOS INDÍGENAS A TRAVÉS DEL INTERCAMBIO POLÍTICO-PARLAMENTARIO

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 42

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.749.906**	**0**	**0**	**0**	**0**	**2.749.906**
403	01	00	00	Alquileres de inmuebles	132.000	0	0	0	0	132.000
403	01	01	00	Alquileres de edificios y locales	132.000	0	0	0	0	132.000
403	04	00	00	Servicios básicos	225.000	0	0	0	0	225.000
403	04	01	00	Electricidad	10.000	0	0	0	0	10.000
403	04	04	00	Teléfonos	100.000	0	0	0	0	100.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	100.000	0	0	0	0	100.000
403	04	05	00	Servicio de comunicaciones	40.000	0	0	0	0	40.000
403	04	06	00	Servicio de aseo urbano y domiciliario	75.000	0	0	0	0	75.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	671.120	0	0	0	0	671.120
403	07	01	00	Publicidad y propaganda	30.000	0	0	0	0	30.000
403	07	02	00	Imprenta y reproducción	101.120	0	0	0	0	101.120
403	07	03	00	Relaciones sociales	500.000	0	0	0	0	500.000
403	07	04	00	Avisos	40.000	0	0	0	0	40.000
403	09	00	00	Viáticos y pasajes	800.000	0	0	0	0	800.000
403	09	01	00	Viáticos y pasajes dentro del país	500.000	0	0	0	0	500.000
403	09	02	00	Viáticos y pasajes fuera del país	300.000	0	0	0	0	300.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	4.000	0	0	0	0	4.000
403	10	09	00	Servicios de lavandería y tintorería	2.000	0	0	0	0	2.000
403	10	99	00	Otros servicios profesionales y técnicos	2.000	0	0	0	0	2.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.000	0	0	0	0	10.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	5.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	5.000
403	12	00	00	Conservación y reparaciones menores de obras	10.000	0	0	0	0	10.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	10.000	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129186 010065000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR A LA PARTICIPACIÓN ACTIVA DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS EN EL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DE ESTADO Y SUS INSTITUCIONES, EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 42

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010065001 DESARROLLO DE INSTRUMENTOS PARLAMENTARIOS PARA EL FORTALECIMIENTO DE LA INTEGRACIÓN DE LOS PUEBLOS INDÍGENAS A TRAVÉS DEL INTERCAMBIO POLÍTICO-PARLAMENTARIO

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 42

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	894.786	0	0	0	0	894.786
403	18	01	00	Impuesto al valor agregado	894.786	0	0	0	0	894.786
403	99	00	00	Otros servicios no personales	3.000	0	0	0	0	3.000
403	99	01	00	Otros servicios no personales	3.000	0	0	0	0	3.000
404	**00**	**00**	**00**	**Activos reales**	**3.618.757**	**0**	**0**	**0**	**0**	**3.618.757**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	200.000	0	0	0	0	200.000
404	01	01	00	Repuestos mayores	100.000	0	0	0	0	100.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	100.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	100.000	0	0	0	0	100.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	100.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	1.000.000	0	0	0	0	1.000.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	1.000.000	0	0	0	0	1.000.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	780.000	0	0	0	0	780.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	780.000	0	0	0	0	780.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	50.000
404	05	01	00	Equipos de telecomunicaciones	50.000	0	0	0	0	50.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	950.000	0	0	0	0	950.000
404	07	06	00	Instrumentos musicales y equipos de audio	950.000	0	0	0	0	950.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	638.757	0	0	0	0	638.757
404	09	01	00	Mobiliario y equipos de oficina	150.000	0	0	0	0	150.000
404	09	02	00	Equipos de computación	438.757	0	0	0	0	438.757
404	09	03	00	Mobiliario y equipos de alojamiento	50.000	0	0	0	0	50.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**20.000**	**0**	**0**	**0**	**0**	**20.000**
407	01	00	00	Transferencias y donaciones corrientes internas	20.000	0	0	0	0	20.000
407	01	02	00	Donaciones corrientes internas al sector privado	20.000	0	0	0	0	20.000

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129186 010065000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR A LA PARTICIPACIÓN ACTIVA DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS EN EL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DE ESTADO Y SUS INSTITUCIONES, EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 42

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010065001 DESARROLLO DE INSTRUMENTOS PARLAMENTARIOS PARA EL FORTALECIMIENTO DE LA INTEGRACIÓN DE LOS PUEBLOS INDÍGENAS A TRAVÉS DEL INTERCAMBIO POLÍTICO-PARLAMENTARIO

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 42

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	02	01	Donaciones corrientes a personas	20.000	0	0	0	0	20.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**907.000**	**0**	**0**	**0**	**0**	**907.000**
411	11	00	00	Obligaciones de ejercicios anteriores	907.000	0	0	0	0	907.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	707.000	0	0	0	0	707.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	200.000	0	0	0	0	200.000
				Totales	**8.958.757**	**0**	**0**	**0**	**0**	**8.958.757**

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129186 010065000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR A LA PARTICIPACIÓN ACTIVA DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS EN EL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DE ESTADO Y SUS INSTITUCIONES, EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 42

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010065002 IMPLEMENTACIÓN DE HERRAMIENTAS QUE COADYUVEN A LA INTEGRACIÓN DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	25.162.261	0	0	0	0	25.162.261
401	01	00	00	Sueldos, salarios y otras retribuciones	7.764.128	0	0	0	0	7.764.128
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.703.508	0	0	0	0	3.703.508
401	01	03	00	Suplencias a empleados	100.000	0	0	0	0	100.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	380.079	0	0	0	0	380.079
401	01	18	00	Remuneraciones al personal contratado	720.629	0	0	0	0	720.629
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	100.900	0	0	0	0	100.900
401	01	18	02	Remuneraciones por honorarios profesionales	619.729	0	0	0	0	619.729
401	01	29	00	Dietas	1.987.440	0	0	0	0	1.987.440
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	872.472	0	0	0	0	872.472
401	03	00	00	Primas	1.962.646	0	0	0	0	1.962.646
401	03	02	00	Primas de transporte a empleados	236.800	0	0	0	0	236.800
401	03	04	00	Primas por hijos a empleados	96.000	0	0	0	0	96.000
401	03	08	00	Primas de profesionalización a empleados	651.360	0	0	0	0	651.360
401	03	09	00	Primas por antigüedad a empleados	443.328	0	0	0	0	443.328
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	176.000	0	0	0	0	176.000
401	03	17	00	Primas de transporte a obreros	32.000	0	0	0	0	32.000
401	03	19	00	Primas por hijos de obreros	24.000	0	0	0	0	24.000
401	03	21	00	Primas por antigüedad a obreros	30.549	0	0	0	0	30.549
401	03	22	00	Primas de profesionalización a obreros	21.240	0	0	0	0	21.240
401	03	37	00	Primas de transporte al personal contratado	6.400	0	0	0	0	6.400
401	03	39	00	Primas por hijos al personal contratado	2.400	0	0	0	0	2.400
401	03	40	00	Primas de profesionalización al personal contratado	21.240	0	0	0	0	21.240
401	03	95	00	Otras primas al personal de alto nivel y de dirección	221.329	0	0	0	0	221.329
401	04	00	00	Complementos de sueldos y salarios	1.720.800	0	0	0	0	1.720.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129186 010065000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR A LA PARTICIPACIÓN ACTIVA DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS EN EL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DE ESTADO Y SUS INSTITUCIONES, EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 42

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010065002 IMPLEMENTACIÓN DE HERRAMIENTAS QUE COADYUVEN A LA INTEGRACIÓN DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	06	00	Complemento a empleados por comisión de servicios	36.000	0	0	0	0	36.000
401	04	08	00	Bono compensatorio de alimentación a empleados	1.263.600	0	0	0	0	1.263.600
401	04	18	00	Bono compensatorio de alimentación a obreros	175.500	0	0	0	0	175.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	35.100	0	0	0	0	35.100
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	210.600	0	0	0	0	210.600
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.357.892	0	0	0	0	5.357.892
401	05	01	00	Aguinaldos a empleados	2.244.811	0	0	0	0	2.244.811
401	05	03	00	Bono vacacional a empleados	1.282.749	0	0	0	0	1.282.749
401	05	04	00	Aguinaldos a obreros	159.517	0	0	0	0	159.517
401	05	06	00	Bono vacacional a obreros	121.967	0	0	0	0	121.967
401	05	07	00	Aguinaldos al personal contratado	114.572	0	0	0	0	114.572
401	05	08	00	Bono vacacional al personal contratado	5.750	0	0	0	0	5.750
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.111.076	0	0	0	0	1.111.076
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	317.450	0	0	0	0	317.450
401	06	00	00	Aportes patronales y legales	1.052.076	0	0	0	0	1.052.076
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	384.595	0	0	0	0	384.595
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	85.465	0	0	0	0	85.465
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	296.919	0	0	0	0	296.919
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	39.469	0	0	0	0	39.469
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	8.771	0	0	0	0	8.771
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	29.272	0	0	0	0	29.272
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	10.478	0	0	0	0	10.478
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	7.856	0	0	0	0	7.856
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	2.328	0	0	0	0	2.328

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129186 010065000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR A LA PARTICIPACIÓN ACTIVA DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS EN EL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DE ESTADO Y SUS INSTITUCIONES, EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 42

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010065002 IMPLEMENTACIÓN DE HERRAMIENTAS QUE COADYUVEN A LA INTEGRACIÓN DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	90.602	0	0	0	0	90.602
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	76.188	0	0	0	0	76.188
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	20.133	0	0	0	0	20.133
401	07	00	00	Asistencia socio-económica	4.937.961	0	0	0	0	4.937.961
401	07	01	00	Capacitación y adiestramiento a empleados	100.000	0	0	0	0	100.000
401	07	02	00	Becas a empleados	416.912	0	0	0	0	416.912
401	07	04	00	Ayudas por nacimiento de hijos a empleados	31.362	0	0	0	0	31.362
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	629.596	0	0	0	0	629.596
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.411.505	0	0	0	0	1.411.505
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	502.315	0	0	0	0	502.315
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	233.464	0	0	0	0	233.464
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	153.600	0	0	0	0	153.600
401	07	17	00	Capacitación y adiestramiento a obreros	100.000	0	0	0	0	100.000
401	07	18	00	Becas a obreros	125.064	0	0	0	0	125.064
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	64.613	0	0	0	0	64.613
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	296.884	0	0	0	0	296.884
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	27.659	0	0	0	0	27.659
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	21.224	0	0	0	0	21.224
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	14.400	0	0	0	0	14.400
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	200.000	0	0	0	0	200.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	148.320	0	0	0	0	148.320
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	188.862	0	0	0	0	188.862
401	07	75	00	Becas al personal contratado	9.928	0	0	0	0	9.928

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129186 010065000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR A LA PARTICIPACIÓN ACTIVA DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS EN EL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DE ESTADO Y SUS INSTITUCIONES, EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 42

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010065002 IMPLEMENTACIÓN DE HERRAMIENTAS QUE COADYUVEN A LA INTEGRACIÓN DE LOS PUEBLOS Y COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	17.153	0	0	0	0	17.153
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	245.100	0	0	0	0	245.100
401	08	00	00	Prestaciones sociales e indemnizaciones	2.366.758	0	0	0	0	2.366.758
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.757.776	0	0	0	0	1.757.776
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	174.845	0	0	0	0	174.845
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	39.492	0	0	0	0	39.492
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	394.645	0	0	0	0	394.645
403	**00**	**00**	**00**	**Servicios no personales**	**37.739**	**0**	**0**	**0**	**0**	**37.739**
403	18	00	00	Impuestos indirectos	4.043	0	0	0	0	4.043
403	18	01	00	Impuesto al valor agregado	4.043	0	0	0	0	4.043
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	33.696	0	0	0	0	33.696
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	33.696	0	0	0	0	33.696
				Totales	**25.200.000**	**0**	**0**	**0**	**0**	**25.200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129149 010066000 GESTIÓN DEL PARLAMENTO AMAZÓNICO

OBJETIVO DEL PROYECTO: IMPULSAR LA INTEGRACIÓN Y CONSERVACIÓN DE LA REGIÓN AMAZÓNICA, A TRAVÉS DE ACUERDOS NACIONALES E INTERNACIONALES, QUE PERMITAN EL DESARROLLO DE PLANES ESTRATÉGICOS CONJUNTOS ENTRE LOS ESTADOS Y PAÍSES MIEMBROS DE LA REGIÓN, DIRIGIDOS A FORTALECER LA IDENTIDAD ÉTNICA Y LA PROTECCIÓN DEL PATRIMONIO HISTÓRICO - CULTURAL DE LAS COMUNIDADES NATIVAS Y PUEBLOS DE LA AMAZONÍA, ASÍ COMO LA PRESERVACIÓN DE SUS RECURSOS NATURALES RENOVABLES Y NO RENOVABLES, CONSIDERANDO SU VALOR ECOLÓGICO PARA EL PLANETA.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 23

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**7.517.442**	**0**	**0**	**0**	**0**	**7.517.442**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.292.976	0	0	0	0	4.292.976
401	01	18	00	Remuneraciones al personal contratado	3.433.776	0	0	0	0	3.433.776
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	3.085.730	0	0	0	0	3.085.730
401	01	18	02	Remuneraciones por honorarios profesionales	348.046	0	0	0	0	348.046
401	01	99	00	Otras retribuciones	859.200	0	0	0	0	859.200
401	04	00	00	Complementos de sueldos y salarios	530.400	0	0	0	0	530.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	530.400	0	0	0	0	530.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.156.827	0	0	0	0	1.156.827
401	05	07	00	Aguinaldos al personal contratado	772.800	0	0	0	0	772.800
401	05	08	00	Bono vacacional al personal contratado	384.027	0	0	0	0	384.027
401	06	00	00	Aportes patronales y legales	71.185	0	0	0	0	71.185
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	14.017	0	0	0	0	14.017
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	28.584	0	0	0	0	28.584
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	28.584	0	0	0	0	28.584
401	07	00	00	Asistencia socio-económica	1.000.003	0	0	0	0	1.000.003
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.000.003	0	0	0	0	1.000.003
401	08	00	00	Prestaciones sociales e indemnizaciones	466.051	0	0	0	0	466.051
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	466.051	0	0	0	0	466.051
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**179.860**	**0**	**0**	**0**	**0**	**179.860**
402	01	00	00	Productos alimenticios y agropecuarios	68.860	0	0	0	0	68.860
402	01	01	00	Alimentos y bebidas para personas	68.860	0	0	0	0	68.860
402	05	00	00	Productos de papel, cartón e impresos	57.000	0	0	0	0	57.000
402	05	03	00	Productos de papel y cartón para oficina	57.000	0	0	0	0	57.000
402	06	00	00	Productos químicos y derivados	15.000	0	0	0	0	15.000
402	06	08	00	Productos plásticos	15.000	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	39.000	0	0	0	0	39.000
402	10	02	00	Materiales y útiles de limpieza y aseo	15.000	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129149 010066000 GESTIÓN DEL PARLAMENTO AMAZÓNICO

OBJETIVO DEL PROYECTO: IMPULSAR LA INTEGRACIÓN Y CONSERVACIÓN DE LA REGIÓN AMAZÓNICA, A TRAVÉS DE ACUERDOS NACIONALES E INTERNACIONALES, QUE PERMITAN EL DESARROLLO DE PLANES ESTRATÉGICOS CONJUNTOS ENTRE LOS ESTADOS Y PAÍSES MIEMBROS DE LA REGIÓN, DIRIGIDOS A FORTALECER LA IDENTIDAD ÉTNICA Y LA PROTECCIÓN DEL PATRIMONIO HISTÓRICO - CULTURAL DE LAS COMUNIDADES NATIVAS Y PUEBLOS DE LA AMAZONÍA, ASÍ COMO LA PRESERVACIÓN DE SUS RECURSOS NATURALES RENOVABLES Y NO RENOVABLES, CONSIDERANDO SU VALOR ECOLÓGICO PARA EL PLANETA.

UNIDAD DE MEDIDA: INSTRUMENTO

META: 23

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	10.000
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	4.000	0	0	0	0	4.000
403	**00**	**00**	**00**	**Servicios no personales**	**991.100**	**0**	**0**	**0**	**0**	**991.100**
403	07	00	00	Servicios de información, impresión y relaciones públicas	163.410	0	0	0	0	163.410
403	07	01	00	Publicidad y propaganda	37.000	0	0	0	0	37.000
403	07	02	00	Imprenta y reproducción	20.410	0	0	0	0	20.410
403	07	03	00	Relaciones sociales	96.000	0	0	0	0	96.000
403	07	04	00	Avisos	10.000	0	0	0	0	10.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	122.000	0	0	0	0	122.000
403	08	01	00	Primas y gastos de seguros	120.000	0	0	0	0	120.000
403	08	02	00	Comisiones y gastos bancarios	2.000	0	0	0	0	2.000
403	09	00	00	Viáticos y pasajes	450.000	0	0	0	0	450.000
403	09	01	00	Viáticos y pasajes dentro del país	200.000	0	0	0	0	200.000
403	09	02	00	Viáticos y pasajes fuera del país	250.000	0	0	0	0	250.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	70.000	0	0	0	0	70.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	70.000	0	0	0	0	70.000
403	18	00	00	Impuestos indirectos	145.000	0	0	0	0	145.000
403	18	01	00	Impuesto al valor agregado	145.000	0	0	0	0	145.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	15.000	0	0	0	0	15.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	15.000	0	0	0	0	15.000
403	99	00	00	Otros servicios no personales	25.690	0	0	0	0	25.690
403	99	01	00	Otros servicios no personales	25.690	0	0	0	0	25.690
404	**00**	**00**	**00**	**Activos reales**	**250.392**	**0**	**0**	**0**	**0**	**250.392**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	130.392	0	0	0	0	130.392
404	09	02	00	Equipos de computación	130.392	0	0	0	0	130.392
404	12	00	00	Activos intangibles	120.000	0	0	0	0	120.000
404	12	04	00	Paquetes y programas de computación	120.000	0	0	0	0	120.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**170.648**	**0**	**0**	**0**	**0**	**170.648**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129149 010066000 GESTIÓN DEL PARLAMENTO AMAZÓNICO

OBJETIVO DEL PROYECTO: IMPULSAR LA INTEGRACIÓN Y CONSERVACIÓN DE LA REGIÓN AMAZÓNICA, A TRAVÉS DE ACUERDOS NACIONALES E INTERNACIONALES, QUE PERMITAN EL DESARROLLO DE PLANES ESTRATÉGICOS CONJUNTOS ENTRE LOS ESTADOS Y PAÍSES MIEMBROS DE LA REGIÓN, DIRIGIDOS A FORTALECER LA IDENTIDAD ÉTNICA Y LA PROTECCIÓN DEL PATRIMONIO HISTÓRICO - CULTURAL DE LAS COMUNIDADES NATIVAS Y PUEBLOS DE LA AMAZONÍA, ASÍ COMO LA PRESERVACIÓN DE SUS RECURSOS NATURALES RENOVABLES Y NO RENOVABLES, CONSIDERANDO SU VALOR ECOLÓGICO PARA EL PLANETA.

UNIDAD DE MEDIDA: INSTRUMENTO

META: 23

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	02	00	00	Transferencias y donaciones corrientes al exterior	170.648	0	0	0	0	170.648
407	02	01	00	Transferencias corrientes al exterior	170.648	0	0	0	0	170.648
407	02	01	04	Transferencias corrientes a organismos internacionales	170.648	0	0	0	0	170.648
411	**00**	**00**	**00**	**Disminución de pasivos**	**108.000**	**0**	**0**	**0**	**0**	**108.000**
411	11	00	00	Obligaciones de ejercicios anteriores	108.000	0	0	0	0	108.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	108.000	0	0	0	0	108.000
				Totales	**9.217.442**	**0**	**0**	**0**	**0**	**9.217.442**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129149 010066000 GESTIÓN DEL PARLAMENTO AMAZÓNICO

OBJETIVO DEL PROYECTO: IMPULSAR LA INTEGRACIÓN Y CONSERVACIÓN DE LA REGIÓN AMAZÓNICA, A TRAVÉS DE ACUERDOS NACIONALES E INTERNACIONALES, QUE PERMITAN EL DESARROLLO DE PLANES ESTRATÉGICOS CONJUNTOS ENTRE LOS ESTADOS Y PAÍSES MIEMBROS DE LA REGIÓN, DIRIGIDOS A FORTALECER LA IDENTIDAD ÉTNICA Y LA PROTECCIÓN DEL PATRIMONIO HISTÓRICO - CULTURAL DE LAS COMUNIDADES NATIVAS Y PUEBLOS DE LA AMAZONÍA, ASÍ COMO LA PRESERVACIÓN DE SUS RECURSOS NATURALES RENOVABLES Y NO RENOVABLES, CONSIDERANDO SU VALOR ECOLÓGICO PARA EL PLANETA.

UNIDAD DE MEDIDA: INSTRUMENTO

META: 23

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**170.648**	**0**	**0**	**0**	**0**	**170.648**
407	02	00	00	Transferencias y donaciones corrientes al exterior	170.648	0	0	0	0	170.648
407	02	01	00	Transferencias corrientes al exterior	170.648	0	0	0	0	170.648
407	02	01	04	Transferencias corrientes a organismos internacionales	170.648	0	0	0	0	170.648
				- I0199 Parlamento Amazonico Internacional	170.648	0	0	0	0	170.648
				Totales	**170.648**	**0**	**0**	**0**	**0**	**170.648**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129149 010066000 GESTIÓN DEL PARLAMENTO AMAZÓNICO

OBJETIVO DEL PROYECTO: IMPULSAR LA INTEGRACIÓN Y CONSERVACIÓN DE LA REGIÓN AMAZÓNICA, A TRAVÉS DE ACUERDOS NACIONALES E INTERNACIONALES, QUE PERMITAN EL DESARROLLO DE PLANES ESTRATÉGICOS CONJUNTOS ENTRE LOS ESTADOS Y PAÍSES MIEMBROS DE LA REGIÓN, DIRIGIDOS A FORTALECER LA IDENTIDAD ÉTNICA Y LA PROTECCIÓN DEL PATRIMONIO HISTÓRICO - CULTURAL DE LAS COMUNIDADES NATIVAS Y PUEBLOS DE LA AMAZONÍA, ASÍ COMO LA PRESERVACIÓN DE SUS RECURSOS NATURALES RENOVABLES Y NO RENOVABLES, CONSIDERANDO SU VALOR ECOLÓGICO PARA EL PLANETA.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 23

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010066001 DESARROLLO DE INSTRUMENTOS PARLAMENTARIOS QUE PROMUEVAN LA INTEGRACIÓN EN LA REGIÓN AMAZÓNICA A TRAVÉS DEL INTERCAMBIO POLÍTICO-PARLAMENTARIO

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 23

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**7.517.442**	**0**	**0**	**0**	**0**	**7.517.442**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.292.976	0	0	0	0	4.292.976
401	01	18	00	Remuneraciones al personal contratado	3.433.776	0	0	0	0	3.433.776
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	3.085.730	0	0	0	0	3.085.730
401	01	18	02	Remuneraciones por honorarios profesionales	348.046	0	0	0	0	348.046
401	01	99	00	Otras retribuciones	859.200	0	0	0	0	859.200
401	04	00	00	Complementos de sueldos y salarios	530.400	0	0	0	0	530.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	530.400	0	0	0	0	530.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.156.827	0	0	0	0	1.156.827
401	05	07	00	Aguinaldos al personal contratado	772.800	0	0	0	0	772.800
401	05	08	00	Bono vacacional al personal contratado	384.027	0	0	0	0	384.027
401	06	00	00	Aportes patronales y legales	71.185	0	0	0	0	71.185
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	14.017	0	0	0	0	14.017
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	28.584	0	0	0	0	28.584
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	28.584	0	0	0	0	28.584
401	07	00	00	Asistencia socio-económica	1.000.003	0	0	0	0	1.000.003
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.000.003	0	0	0	0	1.000.003
401	08	00	00	Prestaciones sociales e indemnizaciones	466.051	0	0	0	0	466.051
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	466.051	0	0	0	0	466.051
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**120.700**	**0**	**0**	**0**	**0**	**120.700**
402	01	00	00	Productos alimenticios y agropecuarios	40.700	0	0	0	0	40.700
402	01	01	00	Alimentos y bebidas para personas	40.700	0	0	0	0	40.700
402	05	00	00	Productos de papel, cartón e impresos	30.000	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129149 010066000 GESTIÓN DEL PARLAMENTO AMAZÓNICO

OBJETIVO DEL PROYECTO: IMPULSAR LA INTEGRACIÓN Y CONSERVACIÓN DE LA REGIÓN AMAZÓNICA, A TRAVÉS DE ACUERDOS NACIONALES E INTERNACIONALES, QUE PERMITAN EL DESARROLLO DE PLANES ESTRATÉGICOS CONJUNTOS ENTRE LOS ESTADOS Y PAÍSES MIEMBROS DE LA REGIÓN, DIRIGIDOS A FORTALECER LA IDENTIDAD ÉTNICA Y LA PROTECCIÓN DEL PATRIMONIO HISTÓRICO - CULTURAL DE LAS COMUNIDADES NATIVAS Y PUEBLOS DE LA AMAZONÍA, ASÍ COMO LA PRESERVACIÓN DE SUS RECURSOS NATURALES RENOVABLES Y NO RENOVABLES, CONSIDERANDO SU VALOR ECOLÓGICO PARA EL PLANETA.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 23

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010066001 DESARROLLO DE INSTRUMENTOS PARLAMENTARIOS QUE PROMUEVAN LA INTEGRACIÓN EN LA REGIÓN AMAZÓNICA A TRAVÉS DEL INTERCAMBIO POLÍTICO-PARLAMENTARIO

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 23

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	30.000	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	15.000	0	0	0	0	15.000
402	06	08	00	Productos plásticos	15.000	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	35.000	0	0	0	0	35.000
402	10	02	00	Materiales y útiles de limpieza y aseo	15.000	0	0	0	0	15.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	10.000
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**808.690**	**0**	**0**	**0**	**0**	**808.690**
403	07	00	00	Servicios de información, impresión y relaciones públicas	81.000	0	0	0	0	81.000
403	07	01	00	Publicidad y propaganda	15.000	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	56.000	0	0	0	0	56.000
403	07	04	00	Avisos	10.000	0	0	0	0	10.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	122.000	0	0	0	0	122.000
403	08	01	00	Primas y gastos de seguros	120.000	0	0	0	0	120.000
403	08	02	00	Comisiones y gastos bancarios	2.000	0	0	0	0	2.000
403	09	00	00	Viáticos y pasajes	450.000	0	0	0	0	450.000
403	09	01	00	Viáticos y pasajes dentro del país	200.000	0	0	0	0	200.000
403	09	02	00	Viáticos y pasajes fuera del país	250.000	0	0	0	0	250.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	50.000	0	0	0	0	50.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	50.000	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	85.000	0	0	0	0	85.000
403	18	01	00	Impuesto al valor agregado	85.000	0	0	0	0	85.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	15.000	0	0	0	0	15.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	15.000	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 01 - 77

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129149 010066000 GESTIÓN DEL PARLAMENTO AMAZÓNICO

OBJETIVO DEL PROYECTO: IMPULSAR LA INTEGRACIÓN Y CONSERVACIÓN DE LA REGIÓN AMAZÓNICA, A TRAVÉS DE ACUERDOS NACIONALES E INTERNACIONALES, QUE PERMITAN EL DESARROLLO DE PLANES ESTRATÉGICOS CONJUNTOS ENTRE LOS ESTADOS Y PAÍSES MIEMBROS DE LA REGIÓN, DIRIGIDOS A FORTALECER LA IDENTIDAD ÉTNICA Y LA PROTECCIÓN DEL PATRIMONIO HISTÓRICO - CULTURAL DE LAS COMUNIDADES NATIVAS Y PUEBLOS DE LA AMAZONÍA, ASÍ COMO LA PRESERVACIÓN DE SUS RECURSOS NATURALES RENOVABLES Y NO RENOVABLES, CONSIDERANDO SU VALOR ECOLÓGICO PARA EL PLANETA.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 23

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 010066001 DESARROLLO DE INSTRUMENTOS PARLAMENTARIOS QUE PROMUEVAN LA INTEGRACIÓN EN LA REGIÓN AMAZÓNICA A TRAVÉS DEL INTERCAMBIO POLÍTICO-PARLAMENTARIO

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 23

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	00	00	Otros servicios no personales	5.690	0	0	0	0	5.690
403	99	01	00	Otros servicios no personales	5.690	0	0	0	0	5.690
407	**00**	**00**	**00**	**Transferencias y donaciones**	**170.648**	**0**	**0**	**0**	**0**	**170.648**
407	02	00	00	Transferencias y donaciones corrientes al exterior	170.648	0	0	0	0	170.648
407	02	01	00	Transferencias corrientes al exterior	170.648	0	0	0	0	170.648
407	02	01	04	Transferencias corrientes a organismos internacionales	170.648	0	0	0	0	170.648
411	**00**	**00**	**00**	**Disminución de pasivos**	**108.000**	**0**	**0**	**0**	**0**	**108.000**
411	11	00	00	Obligaciones de ejercicios anteriores	108.000	0	0	0	0	108.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	108.000	0	0	0	0	108.000
				Totales	**8.725.480**	**0**	**0**	**0**	**0**	**8.725.480**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129149 010066000 GESTIÓN DEL PARLAMENTO AMAZÓNICO

OBJETIVO DEL PROYECTO: IMPULSAR LA INTEGRACIÓN Y CONSERVACIÓN DE LA REGIÓN AMAZÓNICA, A TRAVÉS DE ACUERDOS NACIONALES E INTERNACIONALES, QUE PERMITAN EL DESARROLLO DE PLANES ESTRATÉGICOS CONJUNTOS ENTRE LOS ESTADOS Y PAÍSES MIEMBROS DE LA REGIÓN, DIRIGIDOS A FORTALECER LA IDENTIDAD ÉTNICA Y LA PROTECCIÓN DEL PATRIMONIO HISTÓRICO - CULTURAL DE LAS COMUNIDADES NATIVAS Y PUEBLOS DE LA AMAZONÍA, ASÍ COMO LA PRESERVACIÓN DE SUS RECURSOS NATURALES RENOVABLES Y NO RENOVABLES, CONSIDERANDO SU VALOR ECOLÓGICO PARA EL PLANETA.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 23

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010066002 IMPLEMENTACIÓN DE HERRAMIENTAS QUE COADYUVEN A LA INTEGRACIÓN DE LA REGIÓN AMAZÓNICA

UNIDAD DE MEDIDA: INFORME **META:** 5

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**59.160**	**0**	**0**	**0**	**0**	**59.160**
402	01	00	00	Productos alimenticios y agropecuarios	28.160	0	0	0	0	28.160
402	01	01	00	Alimentos y bebidas para personas	28.160	0	0	0	0	28.160
402	05	00	00	Productos de papel, cartón e impresos	27.000	0	0	0	0	27.000
402	05	03	00	Productos de papel y cartón para oficina	27.000	0	0	0	0	27.000
402	10	00	00	Productos varios y útiles diversos	4.000	0	0	0	0	4.000
402	10	99	00	Otros productos y útiles diversos	4.000	0	0	0	0	4.000
403	**00**	**00**	**00**	**Servicios no personales**	**182.410**	**0**	**0**	**0**	**0**	**182.410**
403	07	00	00	Servicios de información, impresión y relaciones públicas	82.410	0	0	0	0	82.410
403	07	01	00	Publicidad y propaganda	22.000	0	0	0	0	22.000
403	07	02	00	Imprenta y reproducción	20.410	0	0	0	0	20.410
403	07	03	00	Relaciones sociales	40.000	0	0	0	0	40.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.000	0	0	0	0	20.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.000	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	60.000	0	0	0	0	60.000
403	18	01	00	Impuesto al valor agregado	60.000	0	0	0	0	60.000
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	20.000
404	**00**	**00**	**00**	**Activos reales**	**250.392**	**0**	**0**	**0**	**0**	**250.392**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	130.392	0	0	0	0	130.392
404	09	02	00	Equipos de computación	130.392	0	0	0	0	130.392
404	12	00	00	Activos intangibles	120.000	0	0	0	0	120.000
404	12	04	00	Paquetes y programas de computación	120.000	0	0	0	0	120.000
				Totales	**491.962**	**0**	**0**	**0**	**0**	**491.962**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129169 010067000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: PROMOVER LA INTEGRACIÓN DE LAS NACIONES LATINOAMERICANAS Y CARIBEÑAS, IMPULSANDO INICIATIVAS NACIONALES E INTERNACIONALES, FORTALECIENDO AL PARLAMENTO LATINOAMERICANO COMO ÓRGANO INTEGRACIONISTA DE LA REGIÓN.

UNIDAD DE MEDIDA: INSTRUMENTO

META: 53

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**77.875.845**	0	0	0	0	**77.875.845**
401	01	00	00	Sueldos, salarios y otras retribuciones	20.086.191	0	0	0	0	20.086.191
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	12.222.373	0	0	0	0	12.222.373
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	3.434.547	0	0	0	0	3.434.547
401	01	18	00	Remuneraciones al personal contratado	2.815.993	0	0	0	0	2.815.993
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	965.993	0	0	0	0	965.993
401	01	18	02	Remuneraciones por honorarios profesionales	1.850.000	0	0	0	0	1.850.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	36.000	0	0	0	0	36.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.277.278	0	0	0	0	1.277.278
401	01	99	00	Otras retribuciones	300.000	0	0	0	0	300.000
401	03	00	00	Primas	4.005.241	0	0	0	0	4.005.241
401	03	02	00	Primas de transporte a empleados	288.164	0	0	0	0	288.164
401	03	04	00	Primas por hijos a empleados	72.856	0	0	0	0	72.856
401	03	08	00	Primas de profesionalización a empleados	257.669	0	0	0	0	257.669
401	03	09	00	Primas por antigüedad a empleados	2.408.644	0	0	0	0	2.408.644
401	03	17	00	Primas de transporte a obreros	109.595	0	0	0	0	109.595
401	03	19	00	Primas por hijos de obreros	29.808	0	0	0	0	29.808
401	03	21	00	Primas por antigüedad a obreros	659.158	0	0	0	0	659.158
401	03	22	00	Primas de profesionalización a obreros	8.568	0	0	0	0	8.568
401	03	37	00	Primas de transporte al personal contratado	25.353	0	0	0	0	25.353
401	03	39	00	Primas por hijos al personal contratado	3.888	0	0	0	0	3.888
401	03	40	00	Primas de profesionalización al personal contratado	4.284	0	0	0	0	4.284
401	03	41	00	Primas por antigüedad al personal contratado	29.418	0	0	0	0	29.418
401	03	95	00	Otras primas al personal de alto nivel y de dirección	107.836	0	0	0	0	107.836
401	04	00	00	Complementos de sueldos y salarios	11.168.480	0	0	0	0	11.168.480
401	04	06	00	Complemento a empleados por comisión de servicios	72.000	0	0	0	0	72.000
401	04	08	00	Bono compensatorio de alimentación a empleados	5.796.000	0	0	0	0	5.796.000
401	04	18	00	Bono compensatorio de alimentación a obreros	2.205.000	0	0	0	0	2.205.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	623.000	0	0	0	0	623.000
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	2.031.480	0	0	0	0	2.031.480

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129169 010067000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: PROMOVER LA INTEGRACIÓN DE LAS NACIONES LATINOAMERICANAS Y CARIBEÑAS, IMPULSANDO INICIATIVAS NACIONALES E INTERNACIONALES, FORTALECIENDO AL PARLAMENTO LATINOAMERICANO COMO ÓRGANO INTEGRACIONISTA DE LA REGIÓN.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 53

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	441.000	0	0	0	0	441.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	7.799.575	0	0	0	0	7.799.575
401	05	01	00	Aguinaldos a empleados	150.000	0	0	0	0	150.000
401	05	03	00	Bono vacacional a empleados	4.972.140	0	0	0	0	4.972.140
401	05	04	00	Aguinaldos a obreros	100.000	0	0	0	0	100.000
401	05	06	00	Bono vacacional a obreros	1.436.631	0	0	0	0	1.436.631
401	05	07	00	Aguinaldos al personal contratado	100.000	0	0	0	0	100.000
401	05	08	00	Bono vacacional al personal contratado	428.760	0	0	0	0	428.760
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	150.000	0	0	0	0	150.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	462.044	0	0	0	0	462.044
401	06	00	00	Aportes patronales y legales	2.147.617	0	0	0	0	2.147.617
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	984.997	0	0	0	0	984.997
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	218.888	0	0	0	0	218.888
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	274.414	0	0	0	0	274.414
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	271.102	0	0	0	0	271.102
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	60.245	0	0	0	0	60.245
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	75.788	0	0	0	0	75.788
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	75.617	0	0	0	0	75.617
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	18.419	0	0	0	0	18.419
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	16.804	0	0	0	0	16.804
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	103.435	0	0	0	0	103.435
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	24.922	0	0	0	0	24.922
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	22.986	0	0	0	0	22.986
401	07	00	00	Asistencia socio-económica	25.478.428	0	0	0	0	25.478.428
401	07	02	00	Becas a empleados	686.139	0	0	0	0	686.139
401	07	03	00	Ayudas por matrimonio a empleados	8.640	0	0	0	0	8.640
401	07	04	00	Ayudas por nacimiento de hijos a empleados	13.775	0	0	0	0	13.775
401	07	05	00	Ayudas por defunción a empleados	10.512	0	0	0	0	10.512

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129169 010067000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: PROMOVER LA INTEGRACIÓN DE LAS NACIONES LATINOAMERICANAS Y CARIBEÑAS, IMPULSANDO INICIATIVAS NACIONALES E INTERNACIONALES, FORTALECIENDO AL PARLAMENTO LATINOAMERICANO COMO ÓRGANO INTEGRACIONISTA DE LA REGIÓN.

UNIDAD DE MEDIDA: INSTRUMENTO

META: 53

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.332.520	0	0	0	0	2.332.520
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	10.120.000	0	0	0	0	10.120.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	178.553	0	0	0	0	178.553
401	07	10	00	Dotación de uniformes a empleados	2.208.000	0	0	0	0	2.208.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	15.792	0	0	0	0	15.792
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	72.000	0	0	0	0	72.000
401	07	18	00	Becas a obreros	379.271	0	0	0	0	379.271
401	07	19	00	Ayudas por matrimonio de obreros	6.480	0	0	0	0	6.480
401	07	20	00	Ayudas por nacimiento de hijos de obreros	13.775	0	0	0	0	13.775
401	07	21	00	Ayudas por defunción a obreros	10.512	0	0	0	0	10.512
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	644.197	0	0	0	0	644.197
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	3.850.000	0	0	0	0	3.850.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	73.133	0	0	0	0	73.133
401	07	26	00	Dotación de uniformes a obreros	840.000	0	0	0	0	840.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	15.792	0	0	0	0	15.792
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	33.120	0	0	0	0	33.120
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	6.480	0	0	0	0	6.480
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	8.265	0	0	0	0	8.265
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	10.512	0	0	0	0	10.512
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	211.839	0	0	0	0	211.839
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	770.000	0	0	0	0	770.000
401	07	75	00	Becas al personal contratado	27.909	0	0	0	0	27.909
401	07	76	00	Ayudas por matrimonio al personal contratado	4.320	0	0	0	0	4.320
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	5.510	0	0	0	0	5.510
401	07	78	00	Ayudas por defunción al personal contratado	7.208	0	0	0	0	7.208
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	156.559	0	0	0	0	156.559
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	990.000	0	0	0	0	990.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	4.218	0	0	0	0	4.218

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129169 010067000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: PROMOVER LA INTEGRACIÓN DE LAS NACIONES LATINOAMERICANAS Y CARIBEÑAS, IMPULSANDO INICIATIVAS NACIONALES E INTERNACIONALES, FORTALECIENDO AL PARLAMENTO LATINOAMERICANO COMO ÓRGANO INTEGRACIONISTA DE LA REGIÓN.

UNIDAD DE MEDIDA: INSTRUMENTO

META: 53

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	83	00	Dotación de uniformes al personal contratado	216.000	0	0	0	0	216.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	15.792	0	0	0	0	15.792
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	7.200	0	0	0	0	7.200
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	324.224	0	0	0	0	324.224
401	07	96	00	Otras subvenciones a empleados	798.605	0	0	0	0	798.605
401	07	97	00	Otras subvenciones a obreros	335.476	0	0	0	0	335.476
401	07	99	00	Otras subvenciones al personal contratado	66.100	0	0	0	0	66.100
401	08	00	00	Prestaciones sociales e indemnizaciones	7.190.313	0	0	0	0	7.190.313
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.121.834	0	0	0	0	5.121.834
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.389.284	0	0	0	0	1.389.284
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	299.952	0	0	0	0	299.952
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	379.243	0	0	0	0	379.243
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.900.252**	**0**	**0**	**0**	**0**	**5.900.252**
402	01	00	00	Productos alimenticios y agropecuarios	398.812	0	0	0	0	398.812
402	01	01	00	Alimentos y bebidas para personas	398.812	0	0	0	0	398.812
402	04	00	00	Productos de cuero y caucho	72.000	0	0	0	0	72.000
402	04	03	00	Cauchos y tripas para vehículos	72.000	0	0	0	0	72.000
402	05	00	00	Productos de papel, cartón e impresos	1.657.320	0	0	0	0	1.657.320
402	05	01	00	Pulpa de madera, papel y cartón	522.100	0	0	0	0	522.100
402	05	02	00	Envases y cajas de papel y cartón	23.000	0	0	0	0	23.000
402	05	03	00	Productos de papel y cartón para oficina	600.000	0	0	0	0	600.000
402	05	04	00	Libros, revistas y periódicos	10.800	0	0	0	0	10.800
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	501.420	0	0	0	0	501.420
402	06	00	00	Productos químicos y derivados	384.860	0	0	0	0	384.860
402	06	03	00	Tintas, pinturas y colorantes	40.300	0	0	0	0	40.300
402	06	04	00	Productos farmacéuticos y medicamentos	14.500	0	0	0	0	14.500
402	06	06	00	Combustibles y lubricantes	30.000	0	0	0	0	30.000
402	06	08	00	Productos plásticos	300.060	0	0	0	0	300.060
402	08	00	00	Productos metálicos	97.300	0	0	0	0	97.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129169 010067000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: PROMOVER LA INTEGRACIÓN DE LAS NACIONES LATINOAMERICANAS Y CARIBEÑAS, IMPULSANDO INICIATIVAS NACIONALES E INTERNACIONALES, FORTALECIENDO AL PARLAMENTO LATINOAMERICANO COMO ÓRGANO INTEGRACIONISTA DE LA REGIÓN.

UNIDAD DE MEDIDA: INSTRUMENTO

META: 53

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	35.000	0	0	0	0	35.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	31.800	0	0	0	0	31.800
402	08	10	00	Repuestos y accesorios para otros equipos	30.500	0	0	0	0	30.500
402	10	00	00	Productos varios y útiles diversos	3.289.960	0	0	0	0	3.289.960
402	10	02	00	Materiales y útiles de limpieza y aseo	400.060	0	0	0	0	400.060
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	370.000	0	0	0	0	370.000
402	10	06	00	Condecoraciones, ofrendas y similares	130.000	0	0	0	0	130.000
402	10	08	00	Materiales para equipos de computación	2.000.000	0	0	0	0	2.000.000
402	10	11	00	Materiales eléctricos	104.900	0	0	0	0	104.900
402	10	12	00	Materiales para instalaciones sanitarias	85.000	0	0	0	0	85.000
402	10	99	00	Otros productos y útiles diversos	200.000	0	0	0	0	200.000
403	**00**	**00**	**00**	**Servicios no personales**	**12.721.233**	**0**	**0**	**0**	**0**	**12.721.233**
403	01	00	00	Alquileres de inmuebles	480.000	0	0	0	0	480.000
403	01	01	00	Alquileres de edificios y locales	480.000	0	0	0	0	480.000
403	04	00	00	Servicios básicos	1.422.200	0	0	0	0	1.422.200
403	04	01	00	Electricidad	60.000	0	0	0	0	60.000
403	04	04	00	Teléfonos	480.000	0	0	0	0	480.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	120.000	0	0	0	0	120.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	360.000	0	0	0	0	360.000
403	04	05	00	Servicio de comunicaciones	370.200	0	0	0	0	370.200
403	04	06	00	Servicio de aseo urbano y domiciliario	440.000	0	0	0	0	440.000
403	04	07	00	Servicio de condominio	72.000	0	0	0	0	72.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	827.200	0	0	0	0	827.200
403	07	01	00	Publicidad y propaganda	31.200	0	0	0	0	31.200
403	07	02	00	Imprenta y reproducción	254.000	0	0	0	0	254.000
403	07	03	00	Relaciones sociales	350.000	0	0	0	0	350.000
403	07	04	00	Avisos	192.000	0	0	0	0	192.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	502.500	0	0	0	0	502.500
403	08	01	00	Primas y gastos de seguros	500.000	0	0	0	0	500.000
403	08	02	00	Comisiones y gastos bancarios	2.500	0	0	0	0	2.500

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129169 010067000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: PROMOVER LA INTEGRACIÓN DE LAS NACIONES LATINOAMERICANAS Y CARIBEÑAS, IMPULSANDO INICIATIVAS NACIONALES E INTERNACIONALES, FORTALECIENDO AL PARLAMENTO LATINOAMERICANO COMO ÓRGANO INTEGRACIONISTA DE LA REGIÓN.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 53

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	00	00	Viáticos y pasajes	3.220.000	0	0	0	0	3.220.000
403	09	01	00	Viáticos y pasajes dentro del país	220.000	0	0	0	0	220.000
403	09	02	00	Viáticos y pasajes fuera del país	3.000.000	0	0	0	0	3.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	139.500	0	0	0	0	139.500
403	10	07	00	Servicios de capacitación y adiestramiento	139.500	0	0	0	0	139.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.293.000	0	0	0	0	1.293.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	508.000	0	0	0	0	508.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	200.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	585.000	0	0	0	0	585.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	680.000	0	0	0	0	680.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	680.000	0	0	0	0	680.000
403	18	00	00	Impuestos indirectos	3.724.753	0	0	0	0	3.724.753
403	18	01	00	Impuesto al valor agregado	3.724.753	0	0	0	0	3.724.753
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	182.080	0	0	0	0	182.080
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	182.080	0	0	0	0	182.080
403	99	00	00	Otros servicios no personales	250.000	0	0	0	0	250.000
403	99	01	00	Otros servicios no personales	250.000	0	0	0	0	250.000
404	**00**	**00**	**00**	**Activos reales**	**971.400**	**0**	**0**	**0**	**0**	**971.400**
404	05	00	00	Equipos de comunicaciones y de señalamiento	60.000	0	0	0	0	60.000
404	05	01	00	Equipos de telecomunicaciones	60.000	0	0	0	0	60.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	851.400	0	0	0	0	851.400
404	09	01	00	Mobiliario y equipos de oficina	100.400	0	0	0	0	100.400
404	09	02	00	Equipos de computación	654.000	0	0	0	0	654.000
404	09	03	00	Mobiliario y equipos de alojamiento	97.000	0	0	0	0	97.000
404	12	00	00	Activos intangibles	60.000	0	0	0	0	60.000
404	12	04	00	Paquetes y programas de computación	60.000	0	0	0	0	60.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.821.528**	**0**	**0**	**0**	**0**	**1.821.528**
407	01	00	00	Transferencias y donaciones corrientes internas	1.569.528	0	0	0	0	1.569.528
407	01	01	00	Transferencias corrientes internas al sector privado	1.439.528	0	0	0	0	1.439.528

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129169 010067000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: PROMOVER LA INTEGRACIÓN DE LAS NACIONES LATINOAMERICANAS Y CARIBEÑAS, IMPULSANDO INICIATIVAS NACIONALES E INTERNACIONALES, FORTALECIENDO AL PARLAMENTO LATINOAMERICANO COMO ÓRGANO INTEGRACIONISTA DE LA REGIÓN.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 53

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	01	01	Pensiones del personal empleado, obrero y militar	248.135	0	0	0	0	248.135
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	391.297	0	0	0	0	391.297
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	40.622	0	0	0	0	40.622
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	220.000	0	0	0	0	220.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	68.381	0	0	0	0	68.381
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	73.912	0	0	0	0	73.912
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	330.000	0	0	0	0	330.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	67.181	0	0	0	0	67.181
407	01	02	00	Donaciones corrientes internas al sector privado	130.000	0	0	0	0	130.000
407	01	02	01	Donaciones corrientes a personas	130.000	0	0	0	0	130.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	252.000	0	0	0	0	252.000
407	02	01	00	Transferencias corrientes al exterior	252.000	0	0	0	0	252.000
407	02	01	04	Transferencias corrientes a organismos internacionales	252.000	0	0	0	0	252.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**475.000**	**0**	**0**	**0**	**0**	**475.000**
411	11	00	00	Obligaciones de ejercicios anteriores	475.000	0	0	0	0	475.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	175.000	0	0	0	0	175.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	300.000	0	0	0	0	300.000
				Totales	**99.765.258**	**0**	**0**	**0**	**0**	**99.765.258**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129169 010067000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: PROMOVER LA INTEGRACIÓN DE LAS NACIONES LATINOAMERICANAS Y CARIBEÑAS, IMPULSANDO INICIATIVAS NACIONALES E INTERNACIONALES, FORTALECIENDO AL PARLAMENTO LATINOAMERICANO COMO ÓRGANO INTEGRACIONISTA DE LA REGIÓN.

UNIDAD DE MEDIDA: INSTRUMENTO

META: 53

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**252.000**	**0**	**0**	**0**	**0**	**252.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	252.000	0	0	0	0	252.000
407	02	01	00	Transferencias corrientes al exterior	252.000	0	0	0	0	252.000
407	02	01	04	Transferencias corrientes a organismos internacionales	252.000	0	0	0	0	252.000
				- I0242 Parlamento Latinoamericano Internacional	252.000	0	0	0	0	252.000
				Totales	**252.000**	**0**	**0**	**0**	**0**	**252.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129169 010067000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: PROMOVER LA INTEGRACIÓN DE LAS NACIONES LATINOAMERICANAS Y CARIBEÑAS, IMPULSANDO INICIATIVAS NACIONALES E INTERNACIONALES, FORTALECIENDO AL PARLAMENTO LATINOAMERICANO COMO ÓRGANO INTEGRACIONISTA DE LA REGIÓN.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 53

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010067001 RELACIONES PARLAMENTARIAS PARA FORTALECER LA INTEGRACIÓN DE LA REGIÓN LATINOAMERICANA Y CARIBEÑA

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 53

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	77.875.845	0	0	0	0	77.875.845
401	01	00	00	Sueldos, salarios y otras retribuciones	20.086.191	0	0	0	0	20.086.191
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	12.222.373	0	0	0	0	12.222.373
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	3.434.547	0	0	0	0	3.434.547
401	01	18	00	Remuneraciones al personal contratado	2.815.993	0	0	0	0	2.815.993
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	965.993	0	0	0	0	965.993
401	01	18	02	Remuneraciones por honorarios profesionales	1.850.000	0	0	0	0	1.850.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	36.000	0	0	0	0	36.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.277.278	0	0	0	0	1.277.278
401	01	99	00	Otras retribuciones	300.000	0	0	0	0	300.000
401	03	00	00	Primas	4.005.241	0	0	0	0	4.005.241
401	03	02	00	Primas de transporte a empleados	288.164	0	0	0	0	288.164
401	03	04	00	Primas por hijos a empleados	72.856	0	0	0	0	72.856
401	03	08	00	Primas de profesionalización a empleados	257.669	0	0	0	0	257.669
401	03	09	00	Primas por antigüedad a empleados	2.408.644	0	0	0	0	2.408.644
401	03	17	00	Primas de transporte a obreros	109.595	0	0	0	0	109.595
401	03	19	00	Primas por hijos de obreros	29.808	0	0	0	0	29.808
401	03	21	00	Primas por antigüedad a obreros	659.158	0	0	0	0	659.158
401	03	22	00	Primas de profesionalización a obreros	8.568	0	0	0	0	8.568
401	03	37	00	Primas de transporte al personal contratado	25.353	0	0	0	0	25.353
401	03	39	00	Primas por hijos al personal contratado	3.888	0	0	0	0	3.888
401	03	40	00	Primas de profesionalización al personal contratado	4.284	0	0	0	0	4.284
401	03	41	00	Primas por antigüedad al personal contratado	29.418	0	0	0	0	29.418
401	03	95	00	Otras primas al personal de alto nivel y de dirección	107.836	0	0	0	0	107.836
401	04	00	00	Complementos de sueldos y salarios	11.168.480	0	0	0	0	11.168.480

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129169 010067000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: PROMOVER LA INTEGRACIÓN DE LAS NACIONES LATINOAMERICANAS Y CARIBEÑAS, IMPULSANDO INICIATIVAS NACIONALES E INTERNACIONALES, FORTALECIENDO AL PARLAMENTO LATINOAMERICANO COMO ÓRGANO INTEGRACIONISTA DE LA REGIÓN.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 53

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010067001 RELACIONES PARLAMENTARIAS PARA FORTALECER LA INTEGRACIÓN DE LA REGIÓN LATINOAMERICANA Y CARIBEÑA

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 53

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	06	00	Complemento a empleados por comisión de servicios	72.000	0	0	0	0	72.000
401	04	08	00	Bono compensatorio de alimentación a empleados	5.796.000	0	0	0	0	5.796.000
401	04	18	00	Bono compensatorio de alimentación a obreros	2.205.000	0	0	0	0	2.205.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	623.000	0	0	0	0	623.000
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	2.031.480	0	0	0	0	2.031.480
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	441.000	0	0	0	0	441.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	7.799.575	0	0	0	0	7.799.575
401	05	01	00	Aguinaldos a empleados	150.000	0	0	0	0	150.000
401	05	03	00	Bono vacacional a empleados	4.972.140	0	0	0	0	4.972.140
401	05	04	00	Aguinaldos a obreros	100.000	0	0	0	0	100.000
401	05	06	00	Bono vacacional a obreros	1.436.631	0	0	0	0	1.436.631
401	05	07	00	Aguinaldos al personal contratado	100.000	0	0	0	0	100.000
401	05	08	00	Bono vacacional al personal contratado	428.760	0	0	0	0	428.760
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	150.000	0	0	0	0	150.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	462.044	0	0	0	0	462.044
401	06	00	00	Aportes patronales y legales	2.147.617	0	0	0	0	2.147.617
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	984.997	0	0	0	0	984.997
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	218.888	0	0	0	0	218.888
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	274.414	0	0	0	0	274.414
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	271.102	0	0	0	0	271.102
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	60.245	0	0	0	0	60.245
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	75.788	0	0	0	0	75.788
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	75.617	0	0	0	0	75.617
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	18.419	0	0	0	0	18.419

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129169 010067000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: PROMOVER LA INTEGRACIÓN DE LAS NACIONES LATINOAMERICANAS Y CARIBEÑAS, IMPULSANDO INICIATIVAS NACIONALES E INTERNACIONALES, FORTALECIENDO AL PARLAMENTO LATINOAMERICANO COMO ÓRGANO INTEGRACIONISTA DE LA REGIÓN.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 53

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010067001 RELACIONES PARLAMENTARIAS PARA FORTALECER LA INTEGRACIÓN DE LA REGIÓN LATINOAMERICANA Y CARIBEÑA

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 53

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	16.804	0	0	0	0	16.804
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	103.435	0	0	0	0	103.435
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	24.922	0	0	0	0	24.922
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	22.986	0	0	0	0	22.986
401	07	00	00	Asistencia socio-económica	25.478.428	0	0	0	0	25.478.428
401	07	02	00	Becas a empleados	686.139	0	0	0	0	686.139
401	07	03	00	Ayudas por matrimonio a empleados	8.640	0	0	0	0	8.640
401	07	04	00	Ayudas por nacimiento de hijos a empleados	13.775	0	0	0	0	13.775
401	07	05	00	Ayudas por defunción a empleados	10.512	0	0	0	0	10.512
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.332.520	0	0	0	0	2.332.520
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	10.120.000	0	0	0	0	10.120.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	178.553	0	0	0	0	178.553
401	07	10	00	Dotación de uniformes a empleados	2.208.000	0	0	0	0	2.208.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	15.792	0	0	0	0	15.792
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	72.000	0	0	0	0	72.000
401	07	18	00	Becas a obreros	379.271	0	0	0	0	379.271
401	07	19	00	Ayudas por matrimonio de obreros	6.480	0	0	0	0	6.480
401	07	20	00	Ayudas por nacimiento de hijos de obreros	13.775	0	0	0	0	13.775
401	07	21	00	Ayudas por defunción a obreros	10.512	0	0	0	0	10.512
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	644.197	0	0	0	0	644.197
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	3.850.000	0	0	0	0	3.850.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	73.133	0	0	0	0	73.133
401	07	26	00	Dotación de uniformes a obreros	840.000	0	0	0	0	840.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	15.792	0	0	0	0	15.792

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129169 010067000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: PROMOVER LA INTEGRACIÓN DE LAS NACIONES LATINOAMERICANAS Y CARIBEÑAS, IMPULSANDO INICIATIVAS NACIONALES E INTERNACIONALES, FORTALECIENDO AL PARLAMENTO LATINOAMERICANO COMO ÓRGANO INTEGRACIONISTA DE LA REGIÓN.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 53

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010067001 RELACIONES PARLAMENTARIAS PARA FORTALECER LA INTEGRACIÓN DE LA REGIÓN LATINOAMERICANA Y CARIBEÑA

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 53

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	33.120	0	0	0	0	33.120
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	6.480	0	0	0	0	6.480
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	8.265	0	0	0	0	8.265
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	10.512	0	0	0	0	10.512
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	211.839	0	0	0	0	211.839
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	770.000	0	0	0	0	770.000
401	07	75	00	Becas al personal contratado	27.909	0	0	0	0	27.909
401	07	76	00	Ayudas por matrimonio al personal contratado	4.320	0	0	0	0	4.320
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	5.510	0	0	0	0	5.510
401	07	78	00	Ayudas por defunción al personal contratado	7.208	0	0	0	0	7.208
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	156.559	0	0	0	0	156.559
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	990.000	0	0	0	0	990.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	4.218	0	0	0	0	4.218
401	07	83	00	Dotación de uniformes al personal contratado	216.000	0	0	0	0	216.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	15.792	0	0	0	0	15.792
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	7.200	0	0	0	0	7.200
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	324.224	0	0	0	0	324.224
401	07	96	00	Otras subvenciones a empleados	798.605	0	0	0	0	798.605
401	07	97	00	Otras subvenciones a obreros	335.476	0	0	0	0	335.476
401	07	99	00	Otras subvenciones al personal contratado	66.100	0	0	0	0	66.100
401	08	00	00	Prestaciones sociales e indemnizaciones	7.190.313	0	0	0	0	7.190.313
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.121.834	0	0	0	0	5.121.834
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.389.284	0	0	0	0	1.389.284
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	299.952	0	0	0	0	299.952

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129169 010067000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: PROMOVER LA INTEGRACIÓN DE LAS NACIONES LATINOAMERICANAS Y CARIBEÑAS, IMPULSANDO INICIATIVAS NACIONALES E INTERNACIONALES, FORTALECIENDO AL PARLAMENTO LATINOAMERICANO COMO ÓRGANO INTEGRACIONISTA DE LA REGIÓN.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 53

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010067001 RELACIONES PARLAMENTARIAS PARA FORTALECER LA INTEGRACIÓN DE LA REGIÓN LATINOAMERICANA Y CARIBEÑA

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 53

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	379.243	0	0	0	0	379.243
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**402.570**	**0**	**0**	**0**	**0**	**402.570**
402	05	00	00	Productos de papel, cartón e impresos	302.570	0	0	0	0	302.570
402	05	01	00	Pulpa de madera, papel y cartón	80.100	0	0	0	0	80.100
402	05	03	00	Productos de papel y cartón para oficina	101.810	0	0	0	0	101.810
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	120.660	0	0	0	0	120.660
402	10	00	00	Productos varios y útiles diversos	100.000	0	0	0	0	100.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.000	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**7.214.810**	**0**	**0**	**0**	**0**	**7.214.810**
403	07	00	00	Servicios de información, impresión y relaciones públicas	476.000	0	0	0	0	476.000
403	07	02	00	Imprenta y reproducción	126.000	0	0	0	0	126.000
403	07	03	00	Relaciones sociales	350.000	0	0	0	0	350.000
403	09	00	00	Viáticos y pasajes	3.220.000	0	0	0	0	3.220.000
403	09	01	00	Viáticos y pasajes dentro del país	220.000	0	0	0	0	220.000
403	09	02	00	Viáticos y pasajes fuera del país	3.000.000	0	0	0	0	3.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	139.500	0	0	0	0	139.500
403	10	07	00	Servicios de capacitación y adiestramiento	139.500	0	0	0	0	139.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	680.000	0	0	0	0	680.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	680.000	0	0	0	0	680.000
403	18	00	00	Impuestos indirectos	2.517.230	0	0	0	0	2.517.230
403	18	01	00	Impuesto al valor agregado	2.517.230	0	0	0	0	2.517.230
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	182.080	0	0	0	0	182.080
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	182.080	0	0	0	0	182.080
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.439.528**	**0**	**0**	**0**	**0**	**1.439.528**
407	01	00	00	Transferencias y donaciones corrientes internas	1.439.528	0	0	0	0	1.439.528

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129169 010067000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: PROMOVER LA INTEGRACIÓN DE LAS NACIONES LATINOAMERICANAS Y CARIBEÑAS, IMPULSANDO INICIATIVAS NACIONALES E INTERNACIONALES, FORTALECIENDO AL PARLAMENTO LATINOAMERICANO COMO ÓRGANO INTEGRACIONISTA DE LA REGIÓN.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 53

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010067001 RELACIONES PARLAMENTARIAS PARA FORTALECER LA INTEGRACIÓN DE LA REGIÓN LATINOAMERICANA Y CARIBEÑA

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 53

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	01	00	Transferencias corrientes internas al sector privado	1.439.528	0	0	0	0	1.439.528
407	01	01	01	Pensiones del personal empleado, obrero y militar	248.135	0	0	0	0	248.135
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	391.297	0	0	0	0	391.297
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	40.622	0	0	0	0	40.622
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	220.000	0	0	0	0	220.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	68.381	0	0	0	0	68.381
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	73.912	0	0	0	0	73.912
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	330.000	0	0	0	0	330.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	67.181	0	0	0	0	67.181
				Totales	**86.932.753**	**0**	**0**	**0**	**0**	**86.932.753**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129169 010067000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: PROMOVER LA INTEGRACIÓN DE LAS NACIONES LATINOAMERICANAS Y CARIBEÑAS, IMPULSANDO INICIATIVAS NACIONALES E INTERNACIONALES, FORTALECIENDO AL PARLAMENTO LATINOAMERICANO COMO ÓRGANO INTEGRACIONISTA DE LA REGIÓN.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 53

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010067002 DESARROLLO DE HERRAMIENTAS QUE COADYUVEN AL FORTALECIMIENTO DEL GRUPO PARLAMENTARIO VENEZOLANO DEL PARLATINO

UNIDAD DE MEDIDA: INFORME **META:** 40

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.497.682**	**0**	**0**	**0**	**0**	**5.497.682**
402	01	00	00	Productos alimenticios y agropecuarios	398.812	0	0	0	0	398.812
402	01	01	00	Alimentos y bebidas para personas	398.812	0	0	0	0	398.812
402	04	00	00	Productos de cuero y caucho	72.000	0	0	0	0	72.000
402	04	03	00	Cauchos y tripas para vehículos	72.000	0	0	0	0	72.000
402	05	00	00	Productos de papel, cartón e impresos	1.354.750	0	0	0	0	1.354.750
402	05	01	00	Pulpa de madera, papel y cartón	442.000	0	0	0	0	442.000
402	05	02	00	Envases y cajas de papel y cartón	23.000	0	0	0	0	23.000
402	05	03	00	Productos de papel y cartón para oficina	498.190	0	0	0	0	498.190
402	05	04	00	Libros, revistas y periódicos	10.800	0	0	0	0	10.800
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	380.760	0	0	0	0	380.760
402	06	00	00	Productos químicos y derivados	384.860	0	0	0	0	384.860
402	06	03	00	Tintas, pinturas y colorantes	40.300	0	0	0	0	40.300
402	06	04	00	Productos farmacéuticos y medicamentos	14.500	0	0	0	0	14.500
402	06	06	00	Combustibles y lubricantes	30.000	0	0	0	0	30.000
402	06	08	00	Productos plásticos	300.060	0	0	0	0	300.060
402	08	00	00	Productos metálicos	97.300	0	0	0	0	97.300
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	35.000	0	0	0	0	35.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	31.800	0	0	0	0	31.800
402	08	10	00	Repuestos y accesorios para otros equipos	30.500	0	0	0	0	30.500
402	10	00	00	Productos varios y útiles diversos	3.189.960	0	0	0	0	3.189.960
402	10	02	00	Materiales y útiles de limpieza y aseo	400.060	0	0	0	0	400.060
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	270.000	0	0	0	0	270.000
402	10	06	00	Condecoraciones, ofrendas y similares	130.000	0	0	0	0	130.000
402	10	08	00	Materiales para equipos de computación	2.000.000	0	0	0	0	2.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 129169 010067000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: PROMOVER LA INTEGRACIÓN DE LAS NACIONES LATINOAMERICANAS Y CARIBEÑAS, IMPULSANDO INICIATIVAS NACIONALES E INTERNACIONALES, FORTALECIENDO AL PARLAMENTO LATINOAMERICANO COMO ÓRGANO INTEGRACIONISTA DE LA REGIÓN.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 53

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010067002 DESARROLLO DE HERRAMIENTAS QUE COADYUVEN AL FORTALECIMIENTO DEL GRUPO PARLAMENTARIO VENEZOLANO DEL PARLATINO

UNIDAD DE MEDIDA: INFORME **META:** 40

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	11	00	Materiales eléctricos	104.900	0	0	0	0	104.900
402	10	12	00	Materiales para instalaciones sanitarias	85.000	0	0	0	0	85.000
402	10	99	00	Otros productos y útiles diversos	200.000	0	0	0	0	200.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.506.423**	**0**	**0**	**0**	**0**	**5.506.423**
403	01	00	00	Alquileres de inmuebles	480.000	0	0	0	0	480.000
403	01	01	00	Alquileres de edificios y locales	480.000	0	0	0	0	480.000
403	04	00	00	Servicios básicos	1.422.200	0	0	0	0	1.422.200
403	04	01	00	Electricidad	60.000	0	0	0	0	60.000
403	04	04	00	Teléfonos	480.000	0	0	0	0	480.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	120.000	0	0	0	0	120.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	360.000	0	0	0	0	360.000
403	04	05	00	Servicio de comunicaciones	370.200	0	0	0	0	370.200
403	04	06	00	Servicio de aseo urbano y domiciliario	440.000	0	0	0	0	440.000
403	04	07	00	Servicio de condominio	72.000	0	0	0	0	72.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	351.200	0	0	0	0	351.200
403	07	01	00	Publicidad y propaganda	31.200	0	0	0	0	31.200
403	07	02	00	Imprenta y reproducción	128.000	0	0	0	0	128.000
403	07	04	00	Avisos	192.000	0	0	0	0	192.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	502.500	0	0	0	0	502.500
403	08	01	00	Primas y gastos de seguros	500.000	0	0	0	0	500.000
403	08	02	00	Comisiones y gastos bancarios	2.500	0	0	0	0	2.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.293.000	0	0	0	0	1.293.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	508.000	0	0	0	0	508.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	200.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	585.000	0	0	0	0	585.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 129169 010067000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: PROMOVER LA INTEGRACIÓN DE LAS NACIONES LATINOAMERICANAS Y CARIBEÑAS, IMPULSANDO INICIATIVAS NACIONALES E INTERNACIONALES, FORTALECIENDO AL PARLAMENTO LATINOAMERICANO COMO ÓRGANO INTEGRACIONISTA DE LA REGIÓN.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 53

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 010067002 DESARROLLO DE HERRAMIENTAS QUE COADYUVEN AL FORTALECIMIENTO DEL GRUPO PARLAMENTARIO VENEZOLANO DEL PARLATINO

UNIDAD DE MEDIDA: INFORME **META:** 40

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	1.207.523	0	0	0	0	1.207.523
403	18	01	00	Impuesto al valor agregado	1.207.523	0	0	0	0	1.207.523
403	99	00	00	Otros servicios no personales	250.000	0	0	0	0	250.000
403	99	01	00	Otros servicios no personales	250.000	0	0	0	0	250.000
404	**00**	**00**	**00**	**Activos reales**	**971.400**	**0**	**0**	**0**	**0**	**971.400**
404	05	00	00	Equipos de comunicaciones y de señalamiento	60.000	0	0	0	0	60.000
404	05	01	00	Equipos de telecomunicaciones	60.000	0	0	0	0	60.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	851.400	0	0	0	0	851.400
404	09	01	00	Mobiliario y equipos de oficina	100.400	0	0	0	0	100.400
404	09	02	00	Equipos de computación	654.000	0	0	0	0	654.000
404	09	03	00	Mobiliario y equipos de alojamiento	97.000	0	0	0	0	97.000
404	12	00	00	Activos intangibles	60.000	0	0	0	0	60.000
404	12	04	00	Paquetes y programas de computación	60.000	0	0	0	0	60.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**382.000**	**0**	**0**	**0**	**0**	**382.000**
407	01	00	00	Transferencias y donaciones corrientes internas	130.000	0	0	0	0	130.000
407	01	02	00	Donaciones corrientes internas al sector privado	130.000	0	0	0	0	130.000
407	01	02	01	Donaciones corrientes a personas	130.000	0	0	0	0	130.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	252.000	0	0	0	0	252.000
407	02	01	00	Transferencias corrientes al exterior	252.000	0	0	0	0	252.000
407	02	01	04	Transferencias corrientes a organismos internacionales	252.000	0	0	0	0	252.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**475.000**	**0**	**0**	**0**	**0**	**475.000**
411	11	00	00	Obligaciones de ejercicios anteriores	475.000	0	0	0	0	475.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	175.000	0	0	0	0	175.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	300.000	0	0	0	0	300.000
				Totales	**12.832.505**	**0**	**0**	**0**	**0**	**12.832.505**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 019999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 339.645.662

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**339.645.662**	**0**	**0**	**0**	**0**	**339.645.662**
407	01	00	00	Transferencias y donaciones corrientes internas	339.645.662	0	0	0	0	339.645.662
407	01	03	00	Transferencias corrientes internas al sector público	339.645.662	0	0	0	0	339.645.662
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	339.645.662	0	0	0	0	339.645.662
				Totales	**339.645.662**	**0**	**0**	**0**	**0**	**339.645.662**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 019999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 339.645.662

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**339.645.662**	0	0	0	0	**339.645.662**
407	01	00	00	Transferencias y donaciones corrientes internas	339.645.662	0	0	0	0	339.645.662
407	01	03	00	Transferencias corrientes internas al sector público	339.645.662	0	0	0	0	339.645.662
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	339.645.662	0	0	0	0	339.645.662
				- A0234 Fundación Cardiovascular de la Asamblea Nacional	11.792.302	0	0	0	0	11.792.302
				- A0238 Instituto de Previsión Social del Parlamentario	187.230.812	0	0	0	0	187.230.812
				- A0287 Fundación Fondo Editorial de la Asamblea Nacional "Willian Lara"	10.784.227	0	0	0	0	10.784.227
				- A0291 Fundación de Atención Integral al Pueblo Legislador	63.774.668	0	0	0	0	63.774.668
				- A0420 Fundación Televisora de la Asamblea Nacional (ANTV)	58.089.531	0	0	0	0	58.089.531
				- A1603 Fundación Radio de la Asamblea Nacional (A.N. RADIO)	7.974.122	0	0	0	0	7.974.122
				Totales	**339.645.662**	0	0	0	0	**339.645.662**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 019999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 339.645.662

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 019999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN TELEVISORA DE LA ASAMBLEA NACIONAL (ANTV)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 58.089.531

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**58.089.531**	**0**	**0**	**0**	**0**	**58.089.531**
407	01	00	00	Transferencias y donaciones corrientes internas	58.089.531	0	0	0	0	58.089.531
407	01	03	00	Transferencias corrientes internas al sector público	58.089.531	0	0	0	0	58.089.531
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	58.089.531	0	0	0	0	58.089.531
				Totales	**58.089.531**	**0**	**0**	**0**	**0**	**58.089.531**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

01 - 99

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 019999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 339.645.662

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 019999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN RADIO DE LA ASAMBLEA NACIONAL (A.N. RADIO)

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.974.122

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.974.122**	**0**	**0**	**0**	**0**	**7.974.122**
407	01	00	00	Transferencias y donaciones corrientes internas	7.974.122	0	0	0	0	7.974.122
407	01	03	00	Transferencias corrientes internas al sector público	7.974.122	0	0	0	0	7.974.122
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	7.974.122	0	0	0	0	7.974.122
				Totales	**7.974.122**	**0**	**0**	**0**	**0**	**7.974.122**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 019999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 339.645.662

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 019999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CARDIOVASCULAR DE LA ASAMBLEA NACIONAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 11.792.302

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**11.792.302**	**0**	**0**	**0**	**0**	**11.792.302**
407	01	00	00	Transferencias y donaciones corrientes internas	11.792.302	0	0	0	0	11.792.302
407	01	03	00	Transferencias corrientes internas al sector público	11.792.302	0	0	0	0	11.792.302
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	11.792.302	0	0	0	0	11.792.302
				Totales	**11.792.302**	**0**	**0**	**0**	**0**	**11.792.302**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 019999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 339.645.662

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 019999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO DE PREVISIÓN SOCIAL DEL PARLAMENTARIO

UNIDAD DE MEDIDA: BOLÍVAR

META: 187.230.812

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**187.230.812**	**0**	**0**	**0**	**0**	**187.230.812**
407	01	00	00	Transferencias y donaciones corrientes internas	187.230.812	0	0	0	0	187.230.812
407	01	03	00	Transferencias corrientes internas al sector público	187.230.812	0	0	0	0	187.230.812
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	187.230.812	0	0	0	0	187.230.812
				Totales	**187.230.812**	**0**	**0**	**0**	**0**	**187.230.812**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 019999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 339.645.662

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 019999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN FONDO EDITORIAL DE LA ASAMBLEA NACIONAL "WILLIAN LARA"

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.784.227

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**10.784.227**	**0**	**0**	**0**	**0**	**10.784.227**
407	01	00	00	Transferencias y donaciones corrientes internas	10.784.227	0	0	0	0	10.784.227
407	01	03	00	Transferencias corrientes internas al sector público	10.784.227	0	0	0	0	10.784.227
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	10.784.227	0	0	0	0	10.784.227
				Totales	**10.784.227**	**0**	**0**	**0**	**0**	**10.784.227**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 019999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 339.645.662

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 019999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN DE ATENCIÓN INTEGRAL AL PUEBLO LEGISLADOR

UNIDAD DE MEDIDA: BOLÍVAR

META: 63.774.668

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**63.774.668**	**0**	**0**	**0**	**0**	**63.774.668**
407	01	00	00	Transferencias y donaciones corrientes internas	63.774.668	0	0	0	0	63.774.668
407	01	03	00	Transferencias corrientes internas al sector público	63.774.668	0	0	0	0	63.774.668
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	63.774.668	0	0	0	0	63.774.668
				Totales	**63.774.668**	**0**	**0**	**0**	**0**	**63.774.668**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**606.669.245**	**0**	**0**	**0**	**0**	**606.669.245**
401	01	00	00	Sueldos, salarios y otras retribuciones	158.518.000	0	0	0	0	158.518.000
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	88.845.000	0	0	0	0	88.845.000
401	01	03	00	Suplencias a empleados	668.000	0	0	0	0	668.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	26.999.000	0	0	0	0	26.999.000
401	01	13	00	Suplencias a obreros	282.000	0	0	0	0	282.000
401	01	18	00	Remuneraciones al personal contratado	23.211.000	0	0	0	0	23.211.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	22.476.000	0	0	0	0	22.476.000
401	01	18	02	Remuneraciones por honorarios profesionales	735.000	0	0	0	0	735.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	150.000	0	0	0	0	150.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	13.503.000	0	0	0	0	13.503.000
401	01	99	00	Otras retribuciones	4.860.000	0	0	0	0	4.860.000
401	03	00	00	Primas	38.266.000	0	0	0	0	38.266.000
401	03	02	00	Primas de transporte a empleados	1.315.000	0	0	0	0	1.315.000
401	03	04	00	Primas por hijos a empleados	592.000	0	0	0	0	592.000
401	03	08	00	Primas de profesionalización a empleados	1.087.000	0	0	0	0	1.087.000
401	03	09	00	Primas por antigüedad a empleados	19.706.000	0	0	0	0	19.706.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	6.534.000	0	0	0	0	6.534.000
401	03	17	00	Primas de transporte a obreros	454.000	0	0	0	0	454.000
401	03	19	00	Primas por hijos de obreros	193.000	0	0	0	0	193.000
401	03	21	00	Primas por antigüedad a obreros	5.232.000	0	0	0	0	5.232.000
401	03	22	00	Primas de profesionalización a obreros	44.000	0	0	0	0	44.000
401	03	37	00	Primas de transporte al personal contratado	365.000	0	0	0	0	365.000
401	03	39	00	Primas por hijos al personal contratado	104.000	0	0	0	0	104.000
401	03	40	00	Primas de profesionalización al personal contratado	237.000	0	0	0	0	237.000
401	03	41	00	Primas por antigüedad al personal contratado	939.000	0	0	0	0	939.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.464.000	0	0	0	0	1.464.000
401	04	00	00	Complementos de sueldos y salarios	64.228.000	0	0	0	0	64.228.000
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	620.000	0	0	0	0	620.000
401	04	02	00	Complemento a empleados por trabajo nocturno	775.000	0	0	0	0	775.000
401	04	03	00	Complemento a empleados por gastos de alimentación	36.000	0	0	0	0	36.000
401	04	06	00	Complemento a empleados por comisión de servicios	220.000	0	0	0	0	220.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	08	00	Bono compensatorio de alimentación a empleados	33.720.000	0	0	0	0	33.720.000
401	04	10	00	Complemento a empleados por días feriados	509.000	0	0	0	0	509.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	182.000	0	0	0	0	182.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	228.000	0	0	0	0	228.000
401	04	16	00	Complemento a obreros por gastos de alimentación	105.000	0	0	0	0	105.000
401	04	18	00	Bono compensatorio de alimentación a obreros	11.640.000	0	0	0	0	11.640.000
401	04	20	00	Complemento a obreros por días feriados	149.000	0	0	0	0	149.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	299.000	0	0	0	0	299.000
401	04	25	00	Complemento al personal contratado por gastos de alimentación	48.000	0	0	0	0	48.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	9.360.000	0	0	0	0	9.360.000
401	04	28	00	Complemento al personal contratado por días feriados	109.000	0	0	0	0	109.000
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	1.200.000	0	0	0	0	1.200.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	4.920.000	0	0	0	0	4.920.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	20.000	0	0	0	0	20.000
401	04	96	00	Otros complementos a empleados	20.000	0	0	0	0	20.000
401	04	97	00	Otros complementos a obreros	48.000	0	0	0	0	48.000
401	04	98	00	Otros complementos al personal contratado	20.000	0	0	0	0	20.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	83.907.000	0	0	0	0	83.907.000
401	05	01	00	Aguinaldos a empleados	8.100.000	0	0	0	0	8.100.000
401	05	03	00	Bono vacacional a empleados	43.798.000	0	0	0	0	43.798.000
401	05	04	00	Aguinaldos a obreros	2.373.000	0	0	0	0	2.373.000
401	05	06	00	Bono vacacional a obreros	11.755.000	0	0	0	0	11.755.000
401	05	07	00	Aguinaldos al personal contratado	1.732.000	0	0	0	0	1.732.000
401	05	08	00	Bono vacacional al personal contratado	5.988.000	0	0	0	0	5.988.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.537.000	0	0	0	0	1.537.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	8.624.000	0	0	0	0	8.624.000
401	06	00	00	Aportes patronales y legales	30.500.000	0	0	0	0	30.500.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	12.705.000	0	0	0	0	12.705.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.823.000	0	0	0	0	2.823.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.447.000	0	0	0	0	2.447.000
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	3.724.000	0	0	0	0	3.724.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	828.000	0	0	0	0	828.000

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	717.000	0	0	0	0	717.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.717.000	0	0	0	0	2.717.000
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	523.000	0	0	0	0	523.000
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	604.000	0	0	0	0	604.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.411.000	0	0	0	0	2.411.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	465.000	0	0	0	0	465.000
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	536.000	0	0	0	0	536.000
401	07	00	00	Asistencia socio-económica	156.200.245	0	0	0	0	156.200.245
401	07	01	00	Capacitación y adiestramiento a empleados	1.050.000	0	0	0	0	1.050.000
401	07	02	00	Becas a empleados	3.524.000	0	0	0	0	3.524.000
401	07	03	00	Ayudas por matrimonio a empleados	808.000	0	0	0	0	808.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	128.000	0	0	0	0	128.000
401	07	05	00	Ayudas por defunción a empleados	50.000	0	0	0	0	50.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	125.000	0	0	0	0	125.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	16.571.000	0	0	0	0	16.571.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	49.375.000	0	0	0	0	49.375.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.200.000	0	0	0	0	2.200.000
401	07	10	00	Dotación de uniformes a empleados	4.255.245	0	0	0	0	4.255.245
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	852.000	0	0	0	0	852.000
401	07	17	00	Capacitación y adiestramiento a obreros	500.000	0	0	0	0	500.000
401	07	18	00	Becas a obreros	1.602.000	0	0	0	0	1.602.000
401	07	19	00	Ayudas por matrimonio de obreros	1.212.000	0	0	0	0	1.212.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	96.000	0	0	0	0	96.000
401	07	21	00	Ayudas por defunción a obreros	50.000	0	0	0	0	50.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	100.000	0	0	0	0	100.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	4.839.000	0	0	0	0	4.839.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	18.738.000	0	0	0	0	18.738.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.000.000	0	0	0	0	1.000.000
401	07	26	00	Dotación de uniformes a obreros	3.212.000	0	0	0	0	3.212.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	320.000	0	0	0	0	320.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	125.000	0	0	0	0	125.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	505.000	0	0	0	0	505.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	32.000	0	0	0	0	32.000
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	40.000	0	0	0	0	40.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	75.000	0	0	0	0	75.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	3.135.000	0	0	0	0	3.135.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	7.437.000	0	0	0	0	7.437.000
401	07	74	00	Capacitación y adiestramiento al personal contratado	200.000	0	0	0	0	200.000
401	07	75	00	Becas al personal contratado	801.000	0	0	0	0	801.000
401	07	76	00	Ayudas por matrimonio al personal contratado	606.000	0	0	0	0	606.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	32.000	0	0	0	0	32.000
401	07	78	00	Ayudas por defunción al personal contratado	25.000	0	0	0	0	25.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	75.000	0	0	0	0	75.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	3.532.000	0	0	0	0	3.532.000
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	10.946.000	0	0	0	0	10.946.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	500.000	0	0	0	0	500.000
401	07	83	00	Dotación de uniformes al personal contratado	3.838.000	0	0	0	0	3.838.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	320.000	0	0	0	0	320.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	3.551.000	0	0	0	0	3.551.000
401	07	96	00	Otras subvenciones a empleados	4.417.000	0	0	0	0	4.417.000
401	07	97	00	Otras subvenciones a obreros	3.843.000	0	0	0	0	3.843.000
401	07	99	00	Otras subvenciones al personal contratado	1.558.000	0	0	0	0	1.558.000
401	08	00	00	Prestaciones sociales e indemnizaciones	75.050.000	0	0	0	0	75.050.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	48.063.000	0	0	0	0	48.063.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	13.422.000	0	0	0	0	13.422.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.099.000	0	0	0	0	7.099.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	6.466.000	0	0	0	0	6.466.000
403	**00**	**00**	**00**	**Servicios no personales**	**62.357.000**	**0**	**0**	**0**	**0**	**62.357.000**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.000.000	0	0	0	0	3.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	3.000.000	0	0	0	0	3.000.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	48.150.000	0	0	0	0	48.150.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

01 - 108

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	16	01	00	Servicios de diversión, esparcimiento y culturales	48.150.000	0	0	0	0	48.150.000
403	18	00	00	Impuestos indirectos	9.895.000	0	0	0	0	9.895.000
403	18	01	00	Impuesto al valor agregado	9.895.000	0	0	0	0	9.895.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.312.000	0	0	0	0	1.312.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.312.000	0	0	0	0	1.312.000
				Totales	**669.026.245**	**0**	**0**	**0**	**0**	**669.026.245**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 01 - 109

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 010001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**606.669.245**	0	0	0	0	**606.669.245**
401	01	00	00	Sueldos, salarios y otras retribuciones	158.518.000	0	0	0	0	158.518.000
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	88.845.000	0	0	0	0	88.845.000
401	01	03	00	Suplencias a empleados	668.000	0	0	0	0	668.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	26.999.000	0	0	0	0	26.999.000
401	01	13	00	Suplencias a obreros	282.000	0	0	0	0	282.000
401	01	18	00	Remuneraciones al personal contratado	23.211.000	0	0	0	0	23.211.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	22.476.000	0	0	0	0	22.476.000
401	01	18	02	Remuneraciones por honorarios profesionales	735.000	0	0	0	0	735.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	150.000	0	0	0	0	150.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	13.503.000	0	0	0	0	13.503.000
401	01	99	00	Otras retribuciones	4.860.000	0	0	0	0	4.860.000
401	03	00	00	Primas	38.266.000	0	0	0	0	38.266.000
401	03	02	00	Primas de transporte a empleados	1.315.000	0	0	0	0	1.315.000
401	03	04	00	Primas por hijos a empleados	592.000	0	0	0	0	592.000
401	03	08	00	Primas de profesionalización a empleados	1.087.000	0	0	0	0	1.087.000
401	03	09	00	Primas por antigüedad a empleados	19.706.000	0	0	0	0	19.706.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	6.534.000	0	0	0	0	6.534.000
401	03	17	00	Primas de transporte a obreros	454.000	0	0	0	0	454.000
401	03	19	00	Primas por hijos de obreros	193.000	0	0	0	0	193.000
401	03	21	00	Primas por antigüedad a obreros	5.232.000	0	0	0	0	5.232.000
401	03	22	00	Primas de profesionalización a obreros	44.000	0	0	0	0	44.000
401	03	37	00	Primas de transporte al personal contratado	365.000	0	0	0	0	365.000
401	03	39	00	Primas por hijos al personal contratado	104.000	0	0	0	0	104.000
401	03	40	00	Primas de profesionalización al personal contratado	237.000	0	0	0	0	237.000
401	03	41	00	Primas por antigüedad al personal contratado	939.000	0	0	0	0	939.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.464.000	0	0	0	0	1.464.000
401	04	00	00	Complementos de sueldos y salarios	64.228.000	0	0	0	0	64.228.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 010001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	620.000	0	0	0	0	620.000
401	04	02	00	Complemento a empleados por trabajo nocturno	775.000	0	0	0	0	775.000
401	04	03	00	Complemento a empleados por gastos de alimentación	36.000	0	0	0	0	36.000
401	04	06	00	Complemento a empleados por comisión de servicios	220.000	0	0	0	0	220.000
401	04	08	00	Bono compensatorio de alimentación a empleados	33.720.000	0	0	0	0	33.720.000
401	04	10	00	Complemento a empleados por días feriados	509.000	0	0	0	0	509.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	182.000	0	0	0	0	182.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	228.000	0	0	0	0	228.000
401	04	16	00	Complemento a obreros por gastos de alimentación	105.000	0	0	0	0	105.000
401	04	18	00	Bono compensatorio de alimentación a obreros	11.640.000	0	0	0	0	11.640.000
401	04	20	00	Complemento a obreros por días feriados	149.000	0	0	0	0	149.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	299.000	0	0	0	0	299.000
401	04	25	00	Complemento al personal contratado por gastos de alimentación	48.000	0	0	0	0	48.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	9.360.000	0	0	0	0	9.360.000
401	04	28	00	Complemento al personal contratado por días feriados	109.000	0	0	0	0	109.000
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	1.200.000	0	0	0	0	1.200.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	4.920.000	0	0	0	0	4.920.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	20.000	0	0	0	0	20.000
401	04	96	00	Otros complementos a empleados	20.000	0	0	0	0	20.000
401	04	97	00	Otros complementos a obreros	48.000	0	0	0	0	48.000
401	04	98	00	Otros complementos al personal contratado	20.000	0	0	0	0	20.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	83.907.000	0	0	0	0	83.907.000
401	05	01	00	Aguinaldos a empleados	8.100.000	0	0	0	0	8.100.000
401	05	03	00	Bono vacacional a empleados	43.798.000	0	0	0	0	43.798.000
401	05	04	00	Aguinaldos a obreros	2.373.000	0	0	0	0	2.373.000
401	05	06	00	Bono vacacional a obreros	11.755.000	0	0	0	0	11.755.000
401	05	07	00	Aguinaldos al personal contratado	1.732.000	0	0	0	0	1.732.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 010001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	08	00	Bono vacacional al personal contratado	5.988.000	0	0	0	0	5.988.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.537.000	0	0	0	0	1.537.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	8.624.000	0	0	0	0	8.624.000
401	06	00	00	Aportes patronales y legales	30.500.000	0	0	0	0	30.500.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	12.705.000	0	0	0	0	12.705.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.823.000	0	0	0	0	2.823.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.447.000	0	0	0	0	2.447.000
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	3.724.000	0	0	0	0	3.724.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	828.000	0	0	0	0	828.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	717.000	0	0	0	0	717.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.717.000	0	0	0	0	2.717.000
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	523.000	0	0	0	0	523.000
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	604.000	0	0	0	0	604.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.411.000	0	0	0	0	2.411.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	465.000	0	0	0	0	465.000
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	536.000	0	0	0	0	536.000
401	07	00	00	Asistencia socio-económica	156.200.245	0	0	0	0	156.200.245
401	07	01	00	Capacitación y adiestramiento a empleados	1.050.000	0	0	0	0	1.050.000
401	07	02	00	Becas a empleados	3.524.000	0	0	0	0	3.524.000
401	07	03	00	Ayudas por matrimonio a empleados	808.000	0	0	0	0	808.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	128.000	0	0	0	0	128.000
401	07	05	00	Ayudas por defunción a empleados	50.000	0	0	0	0	50.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	125.000	0	0	0	0	125.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	16.571.000	0	0	0	0	16.571.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	49.375.000	0	0	0	0	49.375.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus	2.200.000	0	0	0	0	2.200.000

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 010001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				hijos						
401	07	10	00	Dotación de uniformes a empleados	4.255.245	0	0	0	0	4.255.245
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	852.000	0	0	0	0	852.000
401	07	17	00	Capacitación y adiestramiento a obreros	500.000	0	0	0	0	500.000
401	07	18	00	Becas a obreros	1.602.000	0	0	0	0	1.602.000
401	07	19	00	Ayudas por matrimonio de obreros	1.212.000	0	0	0	0	1.212.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	96.000	0	0	0	0	96.000
401	07	21	00	Ayudas por defunción a obreros	50.000	0	0	0	0	50.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	100.000	0	0	0	0	100.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	4.839.000	0	0	0	0	4.839.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	18.738.000	0	0	0	0	18.738.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.000.000	0	0	0	0	1.000.000
401	07	26	00	Dotación de uniformes a obreros	3.212.000	0	0	0	0	3.212.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	320.000	0	0	0	0	320.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	125.000	0	0	0	0	125.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	505.000	0	0	0	0	505.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	32.000	0	0	0	0	32.000
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	40.000	0	0	0	0	40.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	75.000	0	0	0	0	75.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	3.135.000	0	0	0	0	3.135.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	7.437.000	0	0	0	0	7.437.000
401	07	74	00	Capacitación y adiestramiento al personal contratado	200.000	0	0	0	0	200.000
401	07	75	00	Becas al personal contratado	801.000	0	0	0	0	801.000
401	07	76	00	Ayudas por matrimonio al personal contratado	606.000	0	0	0	0	606.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	32.000	0	0	0	0	32.000
401	07	78	00	Ayudas por defunción al personal contratado	25.000	0	0	0	0	25.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al	75.000	0	0	0	0	75.000

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 010001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				personal contratado						
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	3.532.000	0	0	0	0	3.532.000
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	10.946.000	0	0	0	0	10.946.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	500.000	0	0	0	0	500.000
401	07	83	00	Dotación de uniformes al personal contratado	3.838.000	0	0	0	0	3.838.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	320.000	0	0	0	0	320.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	3.551.000	0	0	0	0	3.551.000
401	07	96	00	Otras subvenciones a empleados	4.417.000	0	0	0	0	4.417.000
401	07	97	00	Otras subvenciones a obreros	3.843.000	0	0	0	0	3.843.000
401	07	99	00	Otras subvenciones al personal contratado	1.558.000	0	0	0	0	1.558.000
401	08	00	00	Prestaciones sociales e indemnizaciones	75.050.000	0	0	0	0	75.050.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	48.063.000	0	0	0	0	48.063.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	13.422.000	0	0	0	0	13.422.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.099.000	0	0	0	0	7.099.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	6.466.000	0	0	0	0	6.466.000
403	**00**	**00**	**00**	**Servicios no personales**	**62.357.000**	**0**	**0**	**0**	**0**	**62.357.000**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.000.000	0	0	0	0	3.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	3.000.000	0	0	0	0	3.000.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	48.150.000	0	0	0	0	48.150.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	48.150.000	0	0	0	0	48.150.000
403	18	00	00	Impuestos indirectos	9.895.000	0	0	0	0	9.895.000
403	18	01	00	Impuesto al valor agregado	9.895.000	0	0	0	0	9.895.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.312.000	0	0	0	0	1.312.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.312.000	0	0	0	0	1.312.000
				Totales	**669.026.245**	**0**	**0**	**0**	**0**	**669.026.245**

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**203.862.201**	**0**	**0**	**0**	**0**	**203.862.201**
402	01	00	00	Productos alimenticios y agropecuarios	25.605.231	0	0	0	0	25.605.231
402	01	01	00	Alimentos y bebidas para personas	25.565.231	0	0	0	0	25.565.231
402	01	03	00	Productos agrícolas y pecuarios	40.000	0	0	0	0	40.000
402	03	00	00	Textiles y vestuarios	1.040.000	0	0	0	0	1.040.000
402	03	01	00	Textiles	360.000	0	0	0	0	360.000
402	03	02	00	Prendas de vestir	370.000	0	0	0	0	370.000
402	03	03	00	Calzados	310.000	0	0	0	0	310.000
402	04	00	00	Productos de cuero y caucho	6.000.000	0	0	0	0	6.000.000
402	04	03	00	Cauchos y tripas para vehículos	6.000.000	0	0	0	0	6.000.000
402	05	00	00	Productos de papel, cartón e impresos	49.399.291	0	0	0	0	49.399.291
402	05	01	00	Pulpa de madera, papel y cartón	12.720.360	0	0	0	0	12.720.360
402	05	02	00	Envases y cajas de papel y cartón	1.653.600	0	0	0	0	1.653.600
402	05	03	00	Productos de papel y cartón para oficina	34.300.760	0	0	0	0	34.300.760
402	05	04	00	Libros, revistas y periódicos	23.501	0	0	0	0	23.501
402	05	06	00	Productos de papel y cartón para computación	485.000	0	0	0	0	485.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	216.070	0	0	0	0	216.070
402	06	00	00	Productos químicos y derivados	15.155.761	0	0	0	0	15.155.761
402	06	03	00	Tintas, pinturas y colorantes	5.755.048	0	0	0	0	5.755.048
402	06	04	00	Productos farmacéuticos y medicamentos	938.000	0	0	0	0	938.000
402	06	05	00	Productos de tocador	93.240	0	0	0	0	93.240
402	06	06	00	Combustibles y lubricantes	1.402.230	0	0	0	0	1.402.230
402	06	08	00	Productos plásticos	6.967.243	0	0	0	0	6.967.243
402	07	00	00	Productos minerales no metálicos	275.000	0	0	0	0	275.000
402	07	02	00	Vidrios y productos de vidrio	75.000	0	0	0	0	75.000
402	07	04	00	Cemento, cal y yeso	200.000	0	0	0	0	200.000
402	08	00	00	Productos metálicos	21.420.000	0	0	0	0	21.420.000
402	08	01	00	Productos primarios de hierro y acero	2.275.000	0	0	0	0	2.275.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.015.000	0	0	0	0	3.015.000
402	08	04	00	Productos metálicos estructurales	300.000	0	0	0	0	300.000
402	08	07	00	Material de señalamiento	120.000	0	0	0	0	120.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.800.000	0	0	0	0	1.800.000
402	08	10	00	Repuestos y accesorios para otros equipos	13.900.000	0	0	0	0	13.900.000

ÓRGANO: ASAMBLEA NACIONAL **ACCIÓN CENTRALIZADA:** 010002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	99	00	Otros productos metálicos	10.000	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	84.966.918	0	0	0	0	84.966.918
402	10	02	00	Materiales y útiles de limpieza y aseo	12.514.356	0	0	0	0	12.514.356
402	10	03	00	Utensilios de cocina y comedor	967.000	0	0	0	0	967.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	898.000	0	0	0	0	898.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.690.687	0	0	0	0	20.690.687
402	10	06	00	Condecoraciones, ofrendas y similares	486.000	0	0	0	0	486.000
402	10	07	00	Productos de seguridad en el trabajo	870.000	0	0	0	0	870.000
402	10	08	00	Materiales para equipos de computación	39.107.875	0	0	0	0	39.107.875
402	10	11	00	Materiales eléctricos	5.430.000	0	0	0	0	5.430.000
402	10	12	00	Materiales para instalaciones sanitarias	1.840.000	0	0	0	0	1.840.000
402	10	99	00	Otros productos y útiles diversos	2.163.000	0	0	0	0	2.163.000
403	**00**	**00**	**00**	**Servicios no personales**	**115.208.160**	**0**	**0**	**0**	**0**	**115.208.160**
403	01	00	00	Alquileres de inmuebles	180.000	0	0	0	0	180.000
403	01	01	00	Alquileres de edificios y locales	180.000	0	0	0	0	180.000
403	02	00	00	Alquileres de maquinaria y equipos	6.969.743	0	0	0	0	6.969.743
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.400.000	0	0	0	0	1.400.000
403	02	99	00	Alquileres de otras maquinaria y equipos	5.569.743	0	0	0	0	5.569.743
403	04	00	00	Servicios básicos	12.956.000	0	0	0	0	12.956.000
403	04	01	00	Electricidad	960.000	0	0	0	0	960.000
403	04	02	00	Gas	30.000	0	0	0	0	30.000
403	04	03	00	Agua	240.000	0	0	0	0	240.000
403	04	04	00	Teléfonos	6.720.000	0	0	0	0	6.720.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	4.720.000	0	0	0	0	4.720.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	2.000.000	0	0	0	0	2.000.000
403	04	05	00	Servicio de comunicaciones	2.440.000	0	0	0	0	2.440.000
403	04	06	00	Servicio de aseo urbano y domiciliario	1.000.000	0	0	0	0	1.000.000
403	04	07	00	Servicio de condominio	1.566.000	0	0	0	0	1.566.000
403	06	00	00	Servicios de transporte y almacenaje	620.000	0	0	0	0	620.000
403	06	03	00	Estacionamiento	620.000	0	0	0	0	620.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	11.242.000	0	0	0	0	11.242.000
403	07	01	00	Publicidad y propaganda	148.000	0	0	0	0	148.000
403	07	02	00	Imprenta y reproducción	240.000	0	0	0	0	240.000

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	03	00	Relaciones sociales	10.720.000	0	0	0	0	10.720.000
403	07	04	00	Avisos	134.000	0	0	0	0	134.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	9.620.000	0	0	0	0	9.620.000
403	08	01	00	Primas y gastos de seguros	9.500.000	0	0	0	0	9.500.000
403	08	02	00	Comisiones y gastos bancarios	120.000	0	0	0	0	120.000
403	09	00	00	Viáticos y pasajes	1.180.000	0	0	0	0	1.180.000
403	09	01	00	Viáticos y pasajes dentro del país	580.000	0	0	0	0	580.000
403	09	02	00	Viáticos y pasajes fuera del país	600.000	0	0	0	0	600.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	680.000	0	0	0	0	680.000
403	10	02	00	Servicios de contabilidad y auditoría	400.000	0	0	0	0	400.000
403	10	09	00	Servicios de lavandería y tintorería	120.000	0	0	0	0	120.000
403	10	99	00	Otros servicios profesionales y técnicos	160.000	0	0	0	0	160.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	18.300.000	0	0	0	0	18.300.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	12.000.000	0	0	0	0	12.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.900.000	0	0	0	0	4.900.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.400.000	0	0	0	0	1.400.000
403	12	00	00	Conservación y reparaciones menores de obras	12.000.000	0	0	0	0	12.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	12.000.000	0	0	0	0	12.000.000
403	18	00	00	Impuestos indirectos	38.928.617	0	0	0	0	38.928.617
403	18	01	00	Impuesto al valor agregado	38.928.617	0	0	0	0	38.928.617
403	99	00	00	Otros servicios no personales	2.531.800	0	0	0	0	2.531.800
403	99	01	00	Otros servicios no personales	2.531.800	0	0	0	0	2.531.800
404	**00**	**00**	**00**	**Activos reales**	**38.458.414**	**0**	**0**	**0**	**0**	**38.458.414**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	9.180.000	0	0	0	0	9.180.000
404	01	01	00	Repuestos mayores	9.180.000	0	0	0	0	9.180.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	6.880.000	0	0	0	0	6.880.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	2.300.000	0	0	0	0	2.300.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	830.000	0	0	0	0	830.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	830.000	0	0	0	0	830.000
404	04	00	00	Equipos de transporte, tracción y elevación	13.104.400	0	0	0	0	13.104.400
404	04	01	00	Vehículos automotores terrestres	13.000.000	0	0	0	0	13.000.000
404	04	05	00	Vehículos de tracción no motorizados	104.400	0	0	0	0	104.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.567.501	0	0	0	0	1.567.501
404	05	01	00	Equipos de telecomunicaciones	1.567.501	0	0	0	0	1.567.501
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	200.000	0	0	0	0	200.000
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	200.000	0	0	0	0	200.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	15.000	0	0	0	0	15.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	15.000	0	0	0	0	15.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	13.006.513	0	0	0	0	13.006.513
404	09	01	00	Mobiliario y equipos de oficina	7.784.835	0	0	0	0	7.784.835
404	09	02	00	Equipos de computación	775.178	0	0	0	0	775.178
404	09	03	00	Mobiliario y equipos de alojamiento	4.336.500	0	0	0	0	4.336.500
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	110.000	0	0	0	0	110.000
404	99	00	00	Otros activos reales	555.000	0	0	0	0	555.000
404	99	01	00	Otros activos reales	555.000	0	0	0	0	555.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**116.197.757**	**0**	**0**	**0**	**0**	**116.197.757**
407	01	00	00	Transferencias y donaciones corrientes internas	116.197.757	0	0	0	0	116.197.757
407	01	01	00	Transferencias corrientes internas al sector privado	45.907.000	0	0	0	0	45.907.000
407	01	01	47	Sobrevivientes por enfermedad común	45.907.000	0	0	0	0	45.907.000
407	01	03	00	Transferencias corrientes internas al sector público	70.290.757	0	0	0	0	70.290.757
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	70.290.757	0	0	0	0	70.290.757
411	**00**	**00**	**00**	**Disminución de pasivos**	**18.000.000**	**0**	**0**	**0**	**0**	**18.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	18.000.000	0	0	0	0	18.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	16.000.000	0	0	0	0	16.000.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	2.000.000	0	0	0	0	2.000.000
				Totales	**491.726.532**	**0**	**0**	**0**	**0**	**491.726.532**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**70.290.757**	**0**	**0**	**0**	**0**	**70.290.757**
407	01	00	00	Transferencias y donaciones corrientes internas	70.290.757	0	0	0	0	70.290.757
407	01	03	00	Transferencias corrientes internas al sector público	70.290.757	0	0	0	0	70.290.757
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	70.290.757	0	0	0	0	70.290.757
				- A0234 Fundación Cardiovascular de la Asamblea Nacional	8.625.555	0	0	0	0	8.625.555
				- A0238 Instituto de Previsión Social del Parlamentario	17.342.353	0	0	0	0	17.342.353
				- A0287 Fundación Fondo Editorial de la Asamblea Nacional "Willian Lara"	4.055.166	0	0	0	0	4.055.166
				- A0291 Fundación de Atención Integral al Pueblo Legislador	6.189.252	0	0	0	0	6.189.252
				- A0420 Fundación Televisora de la Asamblea Nacional (ANTV)	26.431.885	0	0	0	0	26.431.885
				- A1603 Fundación Radio de la Asamblea Nacional (A.N. RADIO)	7.646.546	0	0	0	0	7.646.546
				Totales	**70.290.757**	**0**	**0**	**0**	**0**	**70.290.757**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 010002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**203.862.201**	**0**	**0**	**0**	**0**	**203.862.201**
402	01	00	00	Productos alimenticios y agropecuarios	25.605.231	0	0	0	0	25.605.231
402	01	01	00	Alimentos y bebidas para personas	25.565.231	0	0	0	0	25.565.231
402	01	03	00	Productos agrícolas y pecuarios	40.000	0	0	0	0	40.000
402	03	00	00	Textiles y vestuarios	1.040.000	0	0	0	0	1.040.000
402	03	01	00	Textiles	360.000	0	0	0	0	360.000
402	03	02	00	Prendas de vestir	370.000	0	0	0	0	370.000
402	03	03	00	Calzados	310.000	0	0	0	0	310.000
402	04	00	00	Productos de cuero y caucho	6.000.000	0	0	0	0	6.000.000
402	04	03	00	Cauchos y tripas para vehículos	6.000.000	0	0	0	0	6.000.000
402	05	00	00	Productos de papel, cartón e impresos	49.399.291	0	0	0	0	49.399.291
402	05	01	00	Pulpa de madera, papel y cartón	12.720.360	0	0	0	0	12.720.360
402	05	02	00	Envases y cajas de papel y cartón	1.653.600	0	0	0	0	1.653.600
402	05	03	00	Productos de papel y cartón para oficina	34.300.760	0	0	0	0	34.300.760
402	05	04	00	Libros, revistas y periódicos	23.501	0	0	0	0	23.501
402	05	06	00	Productos de papel y cartón para computación	485.000	0	0	0	0	485.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	216.070	0	0	0	0	216.070
402	06	00	00	Productos químicos y derivados	15.155.761	0	0	0	0	15.155.761
402	06	03	00	Tintas, pinturas y colorantes	5.755.048	0	0	0	0	5.755.048
402	06	04	00	Productos farmacéuticos y medicamentos	938.000	0	0	0	0	938.000
402	06	05	00	Productos de tocador	93.240	0	0	0	0	93.240
402	06	06	00	Combustibles y lubricantes	1.402.230	0	0	0	0	1.402.230
402	06	08	00	Productos plásticos	6.967.243	0	0	0	0	6.967.243
402	07	00	00	Productos minerales no metálicos	275.000	0	0	0	0	275.000
402	07	02	00	Vidrios y productos de vidrio	75.000	0	0	0	0	75.000
402	07	04	00	Cemento, cal y yeso	200.000	0	0	0	0	200.000
402	08	00	00	Productos metálicos	21.420.000	0	0	0	0	21.420.000
402	08	01	00	Productos primarios de hierro y acero	2.275.000	0	0	0	0	2.275.000

ÓRGANO: ASAMBLEA NACIONAL **ACCIÓN CENTRALIZADA:** 010002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 010002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.015.000	0	0	0	0	3.015.000
402	08	04	00	Productos metálicos estructurales	300.000	0	0	0	0	300.000
402	08	07	00	Material de señalamiento	120.000	0	0	0	0	120.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.800.000	0	0	0	0	1.800.000
402	08	10	00	Repuestos y accesorios para otros equipos	13.900.000	0	0	0	0	13.900.000
402	08	99	00	Otros productos metálicos	10.000	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	84.966.918	0	0	0	0	84.966.918
402	10	02	00	Materiales y útiles de limpieza y aseo	12.514.356	0	0	0	0	12.514.356
402	10	03	00	Utensilios de cocina y comedor	967.000	0	0	0	0	967.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	898.000	0	0	0	0	898.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.690.687	0	0	0	0	20.690.687
402	10	06	00	Condecoraciones, ofrendas y similares	486.000	0	0	0	0	486.000
402	10	07	00	Productos de seguridad en el trabajo	870.000	0	0	0	0	870.000
402	10	08	00	Materiales para equipos de computación	39.107.875	0	0	0	0	39.107.875
402	10	11	00	Materiales eléctricos	5.430.000	0	0	0	0	5.430.000
402	10	12	00	Materiales para instalaciones sanitarias	1.840.000	0	0	0	0	1.840.000
402	10	99	00	Otros productos y útiles diversos	2.163.000	0	0	0	0	2.163.000
403	**00**	**00**	**00**	**Servicios no personales**	**115.208.160**	**0**	**0**	**0**	**0**	**115.208.160**
403	01	00	00	Alquileres de inmuebles	180.000	0	0	0	0	180.000
403	01	01	00	Alquileres de edificios y locales	180.000	0	0	0	0	180.000
403	02	00	00	Alquileres de maquinaria y equipos	6.969.743	0	0	0	0	6.969.743
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.400.000	0	0	0	0	1.400.000
403	02	99	00	Alquileres de otras maquinaria y equipos	5.569.743	0	0	0	0	5.569.743
403	04	00	00	Servicios básicos	12.956.000	0	0	0	0	12.956.000
403	04	01	00	Electricidad	960.000	0	0	0	0	960.000
403	04	02	00	Gas	30.000	0	0	0	0	30.000
403	04	03	00	Agua	240.000	0	0	0	0	240.000
403	04	04	00	Teléfonos	6.720.000	0	0	0	0	6.720.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 010002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	04	01	Servicios de telefonía prestados por organismos públicos	4.720.000	0	0	0	0	4.720.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	2.000.000	0	0	0	0	2.000.000
403	04	05	00	Servicio de comunicaciones	2.440.000	0	0	0	0	2.440.000
403	04	06	00	Servicio de aseo urbano y domiciliario	1.000.000	0	0	0	0	1.000.000
403	04	07	00	Servicio de condominio	1.566.000	0	0	0	0	1.566.000
403	06	00	00	Servicios de transporte y almacenaje	620.000	0	0	0	0	620.000
403	06	03	00	Estacionamiento	620.000	0	0	0	0	620.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	11.242.000	0	0	0	0	11.242.000
403	07	01	00	Publicidad y propaganda	148.000	0	0	0	0	148.000
403	07	02	00	Imprenta y reproducción	240.000	0	0	0	0	240.000
403	07	03	00	Relaciones sociales	10.720.000	0	0	0	0	10.720.000
403	07	04	00	Avisos	134.000	0	0	0	0	134.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	9.620.000	0	0	0	0	9.620.000
403	08	01	00	Primas y gastos de seguros	9.500.000	0	0	0	0	9.500.000
403	08	02	00	Comisiones y gastos bancarios	120.000	0	0	0	0	120.000
403	09	00	00	Viáticos y pasajes	1.180.000	0	0	0	0	1.180.000
403	09	01	00	Viáticos y pasajes dentro del país	580.000	0	0	0	0	580.000
403	09	02	00	Viáticos y pasajes fuera del país	600.000	0	0	0	0	600.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	680.000	0	0	0	0	680.000
403	10	02	00	Servicios de contabilidad y auditoría	400.000	0	0	0	0	400.000
403	10	09	00	Servicios de lavandería y tintorería	120.000	0	0	0	0	120.000
403	10	99	00	Otros servicios profesionales y técnicos	160.000	0	0	0	0	160.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	18.300.000	0	0	0	0	18.300.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	12.000.000	0	0	0	0	12.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.900.000	0	0	0	0	4.900.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.400.000	0	0	0	0	1.400.000
403	12	00	00	Conservación y reparaciones menores de obras	12.000.000	0	0	0	0	12.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	12.000.000	0	0	0	0	12.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 010002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	38.928.617	0	0	0	0	38.928.617
403	18	01	00	Impuesto al valor agregado	38.928.617	0	0	0	0	38.928.617
403	99	00	00	Otros servicios no personales	2.531.800	0	0	0	0	2.531.800
403	99	01	00	Otros servicios no personales	2.531.800	0	0	0	0	2.531.800
404	**00**	**00**	**00**	**Activos reales**	**38.458.414**	**0**	**0**	**0**	**0**	**38.458.414**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	9.180.000	0	0	0	0	9.180.000
404	01	01	00	Repuestos mayores	9.180.000	0	0	0	0	9.180.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	6.880.000	0	0	0	0	6.880.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	2.300.000	0	0	0	0	2.300.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	830.000	0	0	0	0	830.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	830.000	0	0	0	0	830.000
404	04	00	00	Equipos de transporte, tracción y elevación	13.104.400	0	0	0	0	13.104.400
404	04	01	00	Vehículos automotores terrestres	13.000.000	0	0	0	0	13.000.000
404	04	05	00	Vehículos de tracción no motorizados	104.400	0	0	0	0	104.400
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.567.501	0	0	0	0	1.567.501
404	05	01	00	Equipos de telecomunicaciones	1.567.501	0	0	0	0	1.567.501
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	200.000	0	0	0	0	200.000
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	200.000	0	0	0	0	200.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	15.000	0	0	0	0	15.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	15.000	0	0	0	0	15.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	13.006.513	0	0	0	0	13.006.513
404	09	01	00	Mobiliario y equipos de oficina	7.784.835	0	0	0	0	7.784.835
404	09	02	00	Equipos de computación	775.178	0	0	0	0	775.178
404	09	03	00	Mobiliario y equipos de alojamiento	4.336.500	0	0	0	0	4.336.500
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	110.000	0	0	0	0	110.000
404	99	00	00	Otros activos reales	555.000	0	0	0	0	555.000
404	99	01	00	Otros activos reales	555.000	0	0	0	0	555.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**45.907.000**	**0**	**0**	**0**	**0**	**45.907.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 010002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	00	00	Transferencias y donaciones corrientes internas	45.907.000	0	0	0	0	45.907.000
407	01	01	00	Transferencias corrientes internas al sector privado	45.907.000	0	0	0	0	45.907.000
407	01	01	47	Sobrevivientes por enfermedad común	45.907.000	0	0	0	0	45.907.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**18.000.000**	**0**	**0**	**0**	**0**	**18.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	18.000.000	0	0	0	0	18.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	16.000.000	0	0	0	0	16.000.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	2.000.000	0	0	0	0	2.000.000
				Totales	**421.435.775**	**0**	**0**	**0**	**0**	**421.435.775**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 010002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**70.290.757**	**0**	**0**	**0**	**0**	**70.290.757**
407	01	00	00	Transferencias y donaciones corrientes internas	70.290.757	0	0	0	0	70.290.757
407	01	03	00	Transferencias corrientes internas al sector público	70.290.757	0	0	0	0	70.290.757
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	70.290.757	0	0	0	0	70.290.757
				Totales	**70.290.757**	**0**	**0**	**0**	**0**	**70.290.757**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL **ACCIÓN CENTRALIZADA:** 010003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**749.356.453**	**0**	**0**	**0**	**0**	**749.356.453**
407	01	00	00	Transferencias y donaciones corrientes internas	749.356.453	0	0	0	0	749.356.453
407	01	01	00	Transferencias corrientes internas al sector privado	749.356.453	0	0	0	0	749.356.453
407	01	01	01	Pensiones del personal empleado, obrero y militar	50.487.000	0	0	0	0	50.487.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	287.260.000	0	0	0	0	287.260.000
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	5.703.000	0	0	0	0	5.703.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	7.448.000	0	0	0	0	7.448.000
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	51.713.000	0	0	0	0	51.713.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	33.548.000	0	0	0	0	33.548.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	17.582.000	0	0	0	0	17.582.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	43.497.453	0	0	0	0	43.497.453
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	164.349.000	0	0	0	0	164.349.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	87.769.000	0	0	0	0	87.769.000
				Totales	**749.356.453**	**0**	**0**	**0**	**0**	**749.356.453**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 01 - 127

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 010003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**749.356.453**	**0**	**0**	**0**	**0**	**749.356.453**
407	01	00	00	Transferencias y donaciones corrientes internas	749.356.453	0	0	0	0	749.356.453
407	01	01	00	Transferencias corrientes internas al sector privado	749.356.453	0	0	0	0	749.356.453
407	01	01	01	Pensiones del personal empleado, obrero y militar	50.487.000	0	0	0	0	50.487.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	287.260.000	0	0	0	0	287.260.000
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	5.703.000	0	0	0	0	5.703.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	7.448.000	0	0	0	0	7.448.000
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	51.713.000	0	0	0	0	51.713.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	33.548.000	0	0	0	0	33.548.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	17.582.000	0	0	0	0	17.582.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	43.497.453	0	0	0	0	43.497.453
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	164.349.000	0	0	0	0	164.349.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	87.769.000	0	0	0	0	87.769.000
				Totales	**749.356.453**	**0**	**0**	**0**	**0**	**749.356.453**

02
Contraloría General de la República

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**553.397.173**	**0**	**0**	**0**	**0**	**553.397.173**
401	01	00	00	Sueldos, salarios y otras retribuciones	237.148.688	0	0	0	0	237.148.688
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	139.058.993	0	0	0	0	139.058.993
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	190.676	0	0	0	0	190.676
401	01	03	00	Suplencias a empleados	300.000	0	0	0	0	300.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	10.112.131	0	0	0	0	10.112.131
401	01	18	00	Remuneraciones al personal contratado	11.300.000	0	0	0	0	11.300.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	7.400.000	0	0	0	0	7.400.000
401	01	18	02	Remuneraciones por honorarios profesionales	3.900.000	0	0	0	0	3.900.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.076.000	0	0	0	0	1.076.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	623.700	0	0	0	0	623.700
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	521.859	0	0	0	0	521.859
401	01	99	00	Otras retribuciones	73.965.329	0	0	0	0	73.965.329
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	13.941.513	0	0	0	0	13.941.513
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	13.591.662	0	0	0	0	13.591.662
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	40.900	0	0	0	0	40.900
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	308.951	0	0	0	0	308.951
401	03	00	00	Primas	43.242.642	0	0	0	0	43.242.642
401	03	04	00	Primas por hijos a empleados	4.300.800	0	0	0	0	4.300.800
401	03	08	00	Primas de profesionalización a empleados	9.943.500	0	0	0	0	9.943.500
401	03	09	00	Primas por antigüedad a empleados	23.438.322	0	0	0	0	23.438.322
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.715.242	0	0	0	0	4.715.242
401	03	19	00	Primas por hijos de obreros	218.400	0	0	0	0	218.400
401	03	21	00	Primas por antigüedad a obreros	626.378	0	0	0	0	626.378
401	04	00	00	Complementos de sueldos y salarios	37.077.950	0	0	0	0	37.077.950
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	4.890.200	0	0	0	0	4.890.200
401	04	02	00	Complemento a empleados por trabajo nocturno	1.391.500	0	0	0	0	1.391.500
401	04	08	00	Bono compensatorio de alimentación a empleados	27.965.950	0	0	0	0	27.965.950
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	488.000	0	0	0	0	488.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	25.100	0	0	0	0	25.100

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	17	00	Complemento a obreros por gastos de transporte	240.000	0	0	0	0	240.000
401	04	18	00	Bono compensatorio de alimentación a obreros	1.324.350	0	0	0	0	1.324.350
401	04	26	00	Bono compensatorio de alimentación al personal contratado	664.200	0	0	0	0	664.200
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	64.350	0	0	0	0	64.350
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	24.300	0	0	0	0	24.300
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	23.058.962	0	0	0	0	23.058.962
401	05	03	00	Bono vacacional a empleados	21.450.469	0	0	0	0	21.450.469
401	05	06	00	Bono vacacional a obreros	441.880	0	0	0	0	441.880
401	05	08	00	Bono vacacional al personal contratado	388.890	0	0	0	0	388.890
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	73.458	0	0	0	0	73.458
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	643.075	0	0	0	0	643.075
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	61.190	0	0	0	0	61.190
401	06	00	00	Aportes patronales y legales	29.413.651	0	0	0	0	29.413.651
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	17.430.044	0	0	0	0	17.430.044
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	3.916.994	0	0	0	0	3.916.994
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	6.626.168	0	0	0	0	6.626.168
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	440.992	0	0	0	0	440.992
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	85.748	0	0	0	0	85.748
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	166.021	0	0	0	0	166.021
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	438.465	0	0	0	0	438.465
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	119.243	0	0	0	0	119.243
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	46.798	0	0	0	0	46.798
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	26.480	0	0	0	0	26.480
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	15.258	0	0	0	0	15.258
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	46.798	0	0	0	0	46.798
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	41.932	0	0	0	0	41.932
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	12.710	0	0	0	0	12.710
401	07	00	00	Asistencia socio-económica	92.505.658	0	0	0	0	92.505.658
401	07	01	00	Capacitación y adiestramiento a empleados	60.000	0	0	0	0	60.000

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	19.437.045	0	0	0	0	19.437.045
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	4.038.780	0	0	0	0	4.038.780
401	07	10	00	Dotación de uniformes a empleados	40.000.000	0	0	0	0	40.000.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	14.499.318	0	0	0	0	14.499.318
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.701.000	0	0	0	0	1.701.000
401	07	17	00	Capacitación y adiestramiento a obreros	500.000	0	0	0	0	500.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	413.293	0	0	0	0	413.293
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	152.000	0	0	0	0	152.000
401	07	26	00	Dotación de uniformes a obreros	10.000.000	0	0	0	0	10.000.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.060.800	0	0	0	0	1.060.800
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	98.000	0	0	0	0	98.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	79.336	0	0	0	0	79.336
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	66.086	0	0	0	0	66.086
401	07	97	00	Otras subvenciones a obreros	400.000	0	0	0	0	400.000
401	08	00	00	Prestaciones sociales e indemnizaciones	77.008.109	0	0	0	0	77.008.109
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	73.935.454	0	0	0	0	73.935.454
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.495.357	0	0	0	0	1.495.357
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.172.401	0	0	0	0	1.172.401
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	220.874	0	0	0	0	220.874
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	184.023	0	0	0	0	184.023
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**93.400.806**	**0**	**0**	**0**	**0**	**93.400.806**
402	01	00	00	Productos alimenticios y agropecuarios	11.127.646	0	0	0	0	11.127.646
402	01	01	00	Alimentos y bebidas para personas	11.109.046	0	0	0	0	11.109.046
402	01	03	00	Productos agrícolas y pecuarios	18.600	0	0	0	0	18.600
402	02	00	00	Productos de minas, canteras y yacimientos	154.830	0	0	0	0	154.830
402	02	04	00	Mineral no ferroso	60.190	0	0	0	0	60.190
402	02	05	00	Piedra, arcilla, arena y tierra	72.320	0	0	0	0	72.320
402	02	99	00	Otros productos de minas, canteras y yacimientos	22.320	0	0	0	0	22.320
402	03	00	00	Textiles y vestuarios	1.753.482	0	0	0	0	1.753.482
402	03	01	00	Textiles	1.032.849	0	0	0	0	1.032.849

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	02	00	Prendas de vestir	502.000	0	0	0	0	502.000
402	03	03	00	Calzados	102.000	0	0	0	0	102.000
402	03	99	00	Otros productos textiles y vestuarios	116.633	0	0	0	0	116.633
402	04	00	00	Productos de cuero y caucho	4.098.820	0	0	0	0	4.098.820
402	04	01	00	Cueros y pieles	137.200	0	0	0	0	137.200
402	04	02	00	Productos de cuero y sucedáneos del cuero	233.176	0	0	0	0	233.176
402	04	03	00	Cauchos y tripas para vehículos	3.720.000	0	0	0	0	3.720.000
402	04	99	00	Otros productos de cuero y caucho	8.444	0	0	0	0	8.444
402	05	00	00	Productos de papel, cartón e impresos	11.350.824	0	0	0	0	11.350.824
402	05	01	00	Pulpa de madera, papel y cartón	4.430.527	0	0	0	0	4.430.527
402	05	02	00	Envases y cajas de papel y cartón	1.446.924	0	0	0	0	1.446.924
402	05	03	00	Productos de papel y cartón para oficina	3.690.000	0	0	0	0	3.690.000
402	05	04	00	Libros, revistas y periódicos	567.609	0	0	0	0	567.609
402	05	05	00	Material de enseñanza	102.232	0	0	0	0	102.232
402	05	06	00	Productos de papel y cartón para computación	207.056	0	0	0	0	207.056
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	875.398	0	0	0	0	875.398
402	05	99	00	Otros productos de pulpa, papel y cartón	31.078	0	0	0	0	31.078
402	06	00	00	Productos químicos y derivados	10.738.482	0	0	0	0	10.738.482
402	06	01	00	Sustancias químicas y de uso industrial	446.400	0	0	0	0	446.400
402	06	02	00	Abonos, plaguicidas y otros	41.536	0	0	0	0	41.536
402	06	03	00	Tintas, pinturas y colorantes	2.946.740	0	0	0	0	2.946.740
402	06	04	00	Productos farmacéuticos y medicamentos	3.813.000	0	0	0	0	3.813.000
402	06	05	00	Productos de tocador	566.200	0	0	0	0	566.200
402	06	06	00	Combustibles y lubricantes	1.734.063	0	0	0	0	1.734.063
402	06	08	00	Productos plásticos	1.049.120	0	0	0	0	1.049.120
402	06	09	00	Mezclas explosivas	48.423	0	0	0	0	48.423
402	06	99	00	Otros productos de la industria química y conexos	93.000	0	0	0	0	93.000
402	07	00	00	Productos minerales no metálicos	698.482	0	0	0	0	698.482
402	07	01	00	Productos de barro, loza y porcelana	105.648	0	0	0	0	105.648
402	07	02	00	Vidrios y productos de vidrio	444.962	0	0	0	0	444.962
402	07	03	00	Productos de arcilla para construcción	93.840	0	0	0	0	93.840

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	04	00	Cemento, cal y yeso	54.032	0	0	0	0	54.032
402	08	00	00	Productos metálicos	16.345.721	0	0	0	0	16.345.721
402	08	01	00	Productos primarios de hierro y acero	17.000	0	0	0	0	17.000
402	08	02	00	Productos de metales no ferrosos	17.446	0	0	0	0	17.446
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	7.399.400	0	0	0	0	7.399.400
402	08	04	00	Productos metálicos estructurales	86.973	0	0	0	0	86.973
402	08	05	00	Materiales de orden público, seguridad y defensa	1.252.800	0	0	0	0	1.252.800
402	08	07	00	Material de señalamiento	538.824	0	0	0	0	538.824
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.366.600	0	0	0	0	3.366.600
402	08	10	00	Repuestos y accesorios para otros equipos	3.517.878	0	0	0	0	3.517.878
402	08	99	00	Otros productos metálicos	148.800	0	0	0	0	148.800
402	09	00	00	Productos de madera	35.749	0	0	0	0	35.749
402	09	01	00	Productos primarios de madera	14.545	0	0	0	0	14.545
402	09	02	00	Muebles y accesorios de madera para edificaciones	11.532	0	0	0	0	11.532
402	09	99	00	Otros productos de madera	9.672	0	0	0	0	9.672
402	10	00	00	Productos varios y útiles diversos	34.985.970	0	0	0	0	34.985.970
402	10	01	00	Artículos de deporte, recreación y juguetes	199.998	0	0	0	0	199.998
402	10	02	00	Materiales y útiles de limpieza y aseo	7.500.000	0	0	0	0	7.500.000
402	10	03	00	Utensilios de cocina y comedor	970.842	0	0	0	0	970.842
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	939.804	0	0	0	0	939.804
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.595.460	0	0	0	0	5.595.460
402	10	06	00	Condecoraciones, ofrendas y similares	2.172.300	0	0	0	0	2.172.300
402	10	07	00	Productos de seguridad en el trabajo	2.612.681	0	0	0	0	2.612.681
402	10	08	00	Materiales para equipos de computación	6.350.000	0	0	0	0	6.350.000
402	10	09	00	Especies timbradas y valores	9.300	0	0	0	0	9.300
402	10	11	00	Materiales eléctricos	5.765.525	0	0	0	0	5.765.525
402	10	12	00	Materiales para instalaciones sanitarias	839.772	0	0	0	0	839.772
402	10	13	00	Materiales fotográficos	66.394	0	0	0	0	66.394
402	10	99	00	Otros productos y útiles diversos	1.963.894	0	0	0	0	1.963.894
402	99	00	00	Otros materiales y suministros	2.110.800	0	0	0	0	2.110.800
402	99	01	00	Otros materiales y suministros	2.110.800	0	0	0	0	2.110.800

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**151.471.979**	**0**	**0**	**0**	**0**	**151.471.979**
403	01	00	00	Alquileres de inmuebles	605.950	0	0	0	0	605.950
403	01	01	00	Alquileres de edificios y locales	558.000	0	0	0	0	558.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	47.950	0	0	0	0	47.950
403	02	00	00	Alquileres de maquinaria y equipos	8.011.310	0	0	0	0	8.011.310
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	683.922	0	0	0	0	683.922
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	83.514	0	0	0	0	83.514
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	68.634	0	0	0	0	68.634
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	141.360	0	0	0	0	141.360
403	02	99	00	Alquileres de otras maquinaria y equipos	7.033.880	0	0	0	0	7.033.880
403	03	00	00	Derechos sobre bienes intangibles	251.576	0	0	0	0	251.576
403	03	02	00	Derechos de autor	251.576	0	0	0	0	251.576
403	04	00	00	Servicios básicos	10.140.819	0	0	0	0	10.140.819
403	04	01	00	Electricidad	803.205	0	0	0	0	803.205
403	04	02	00	Gas	77.414	0	0	0	0	77.414
403	04	03	00	Agua	402.778	0	0	0	0	402.778
403	04	04	00	Teléfonos	2.833.282	0	0	0	0	2.833.282
403	04	04	01	Servicios de telefonía prestados por organismos públicos	1.717.282	0	0	0	0	1.717.282
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.116.000	0	0	0	0	1.116.000
403	04	05	00	Servicio de comunicaciones	4.545.731	0	0	0	0	4.545.731
403	04	06	00	Servicio de aseo urbano y domiciliario	757.659	0	0	0	0	757.659
403	04	07	00	Servicio de condominio	720.750	0	0	0	0	720.750
403	06	00	00	Servicios de transporte y almacenaje	655.921	0	0	0	0	655.921
403	06	01	00	Fletes y embalajes	453.123	0	0	0	0	453.123
403	06	02	00	Almacenaje	500	0	0	0	0	500
403	06	03	00	Estacionamiento	1.546	0	0	0	0	1.546
403	06	04	00	Peaje	752	0	0	0	0	752
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	200.000	0	0	0	0	200.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.756.558	0	0	0	0	8.756.558
403	07	01	00	Publicidad y propaganda	204.000	0	0	0	0	204.000
403	07	02	00	Imprenta y reproducción	2.906.454	0	0	0	0	2.906.454

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	03	00	Relaciones sociales	4.976.504	0	0	0	0	4.976.504
403	07	04	00	Avisos	669.600	0	0	0	0	669.600
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	7.400.309	0	0	0	0	7.400.309
403	08	01	00	Primas y gastos de seguros	7.253.063	0	0	0	0	7.253.063
403	08	02	00	Comisiones y gastos bancarios	147.246	0	0	0	0	147.246
403	09	00	00	Viáticos y pasajes	17.507.097	0	0	0	0	17.507.097
403	09	01	00	Viáticos y pasajes dentro del país	10.874.224	0	0	0	0	10.874.224
403	09	02	00	Viáticos y pasajes fuera del país	6.622.873	0	0	0	0	6.622.873
403	09	03	00	Asignación por kilómetros recorridos	10.000	0	0	0	0	10.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	11.286.016	0	0	0	0	11.286.016
403	10	03	00	Servicios de procesamiento de datos	544.000	0	0	0	0	544.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	142.200	0	0	0	0	142.200
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	96.103	0	0	0	0	96.103
403	10	07	00	Servicios de capacitación y adiestramiento	500.000	0	0	0	0	500.000
403	10	09	00	Servicios de lavandería y tintorería	950.274	0	0	0	0	950.274
403	10	11	00	Servicios para la elaboración y suministro de comida	4.139.145	0	0	0	0	4.139.145
403	10	99	00	Otros servicios profesionales y técnicos	4.914.294	0	0	0	0	4.914.294
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	14.819.301	0	0	0	0	14.819.301
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	473.649	0	0	0	0	473.649
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.115.000	0	0	0	0	5.115.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	215.452	0	0	0	0	215.452
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	446.400	0	0	0	0	446.400
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	102.300	0	0	0	0	102.300
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	198.300	0	0	0	0	198.300
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.478.200	0	0	0	0	5.478.200
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.790.000	0	0	0	0	2.790.000
403	12	00	00	Conservación y reparaciones menores de obras	18.588.400	0	0	0	0	18.588.400
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	18.588.400	0	0	0	0	18.588.400
403	15	00	00	Servicios fiscales	1.914.627	0	0	0	0	1.914.627
403	15	01	00	Derechos de importación y servicios aduaneros	725.000	0	0	0	0	725.000

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	15	02	00	Tasas y otros derechos obligatorios	1.143.127	0	0	0	0	1.143.127
403	15	03	00	Asignación a agentes de especies fiscales	46.500	0	0	0	0	46.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	10.900.000	0	0	0	0	10.900.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	10.900.000	0	0	0	0	10.900.000
403	18	00	00	Impuestos indirectos	38.776.816	0	0	0	0	38.776.816
403	18	01	00	Impuesto al valor agregado	38.199.208	0	0	0	0	38.199.208
403	18	99	00	Otros impuestos indirectos	577.608	0	0	0	0	577.608
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	317.279	0	0	0	0	317.279
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	317.279	0	0	0	0	317.279
403	99	00	00	Otros servicios no personales	1.540.000	0	0	0	0	1.540.000
403	99	01	00	Otros servicios no personales	1.540.000	0	0	0	0	1.540.000
404	**00**	**00**	**00**	**Activos reales**	**27.647.941**	**0**	**0**	**0**	**0**	**27.647.941**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	7.149.275	0	0	0	0	7.149.275
404	01	01	00	Repuestos mayores	6.349.275	0	0	0	0	6.349.275
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	3.601.000	0	0	0	0	3.601.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	500.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	1.002.075	0	0	0	0	1.002.075
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	1.246.200	0	0	0	0	1.246.200
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	800.000	0	0	0	0	800.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	500.000	0	0	0	0	500.000
404	01	02	03	Reparaciones, mejoras y adiciones mayores de equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	100.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	100.000
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	100.000	0	0	0	0	100.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.840.000	0	0	0	0	1.840.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.140.000	0	0	0	0	1.140.000
404	03	05	00	Maquinaria y equipos industriales y de taller	600.000	0	0	0	0	600.000
404	03	06	00	Maquinaria y equipos de energía	100.000	0	0	0	0	100.000
404	04	00	00	Equipos de transporte, tracción y elevación	5.000.000	0	0	0	0	5.000.000
404	04	01	00	Vehículos automotores terrestres	5.000.000	0	0	0	0	5.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.240.000	0	0	0	0	1.240.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	05	01	00	Equipos de telecomunicaciones	1.130.000	0	0	0	0	1.130.000
404	05	02	00	Equipos de señalamiento	100.000	0	0	0	0	100.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	10.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.441.300	0	0	0	0	1.441.300
404	07	02	00	Equipos de enseñanza, deporte y recreación	600.000	0	0	0	0	600.000
404	07	03	00	Obras de arte	22.000	0	0	0	0	22.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	410.000	0	0	0	0	410.000
404	07	06	00	Instrumentos musicales y equipos de audio	400.000	0	0	0	0	400.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	9.300	0	0	0	0	9.300
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	1.446.000	0	0	0	0	1.446.000
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	981.000	0	0	0	0	981.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	465.000	0	0	0	0	465.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.726.966	0	0	0	0	7.726.966
404	09	01	00	Mobiliario y equipos de oficina	1.000.000	0	0	0	0	1.000.000
404	09	02	00	Equipos de computación	1.949.466	0	0	0	0	1.949.466
404	09	03	00	Mobiliario y equipos de alojamiento	2.627.500	0	0	0	0	2.627.500
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.150.000	0	0	0	0	2.150.000
404	12	00	00	Activos intangibles	802.400	0	0	0	0	802.400
404	12	02	00	Derechos de autor	111.600	0	0	0	0	111.600
404	12	04	00	Paquetes y programas de computación	690.800	0	0	0	0	690.800
404	99	00	00	Otros activos reales	1.002.000	0	0	0	0	1.002.000
404	99	01	00	Otros activos reales	1.002.000	0	0	0	0	1.002.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**483.306.584**	**0**	**0**	**0**	**0**	**483.306.584**
407	01	00	00	Transferencias y donaciones corrientes internas	483.134.936	0	0	0	0	483.134.936
407	01	01	00	Transferencias corrientes internas al sector privado	343.481.875	0	0	0	0	343.481.875
407	01	01	01	Pensiones del personal empleado, obrero y militar	23.530.828	0	0	0	0	23.530.828
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	252.973.605	0	0	0	0	252.973.605
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.120.790	0	0	0	0	1.120.790
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.603.223	0	0	0	0	5.603.223
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	31.248.581	0	0	0	0	31.248.581
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	28.884.848	0	0	0	0	28.884.848

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	01	73	Subsidios a instituciones benéficas privadas	80.000	0	0	0	0	80.000
407	01	01	76	Subsidios a entidades religiosas	40.000	0	0	0	0	40.000
407	01	03	00	Transferencias corrientes internas al sector público	139.653.061	0	0	0	0	139.653.061
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	139.653.061	0	0	0	0	139.653.061
407	02	00	00	Transferencias y donaciones corrientes al exterior	171.648	0	0	0	0	171.648
407	02	01	00	Transferencias corrientes al exterior	171.648	0	0	0	0	171.648
407	02	01	04	Transferencias corrientes a organismos internacionales	171.648	0	0	0	0	171.648
411	**00**	**00**	**00**	**Disminución de pasivos**	**5.543.800**	**0**	**0**	**0**	**0**	**5.543.800**
411	11	00	00	Obligaciones de ejercicios anteriores	5.543.800	0	0	0	0	5.543.800
411	11	04	00	Compromisos pendientes de ejercicios anteriores	543.800	0	0	0	0	543.800
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	5.000.000	0	0	0	0	5.000.000
				Totales	**1.314.768.283**	**0**	**0**	**0**	**0**	**1.314.768.283**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 129312 020037000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: SUPERVISAR Y EVALUAR A LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, CUYA ACTIVIDAD ESTE DENTRO DEL ÁMBITO DE LA EDUCACIÓN, SALUD, VIVIENDA, TRANSPORTE Y VIALIDAD A FIN DE VELAR POR LA EFICIENCIA, EFICACIA, TRANSPARENCIA Y EL CORRECTO USO DE LOS RECURSOS DEL PATRIMONIO PÚBLICO (INGRESOS, GASTOS Y BIENES)

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 282

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**120.788.209**	**0**	**0**	**0**	**0**	**120.788.209**
401	01	00	00	Sueldos, salarios y otras retribuciones	43.462.025	0	0	0	0	43.462.025
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	41.682.816	0	0	0	0	41.682.816
401	01	99	00	Otras retribuciones	1.779.209	0	0	0	0	1.779.209
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.791.733	0	0	0	0	2.791.733
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.791.733	0	0	0	0	2.791.733
401	03	00	00	Primas	15.876.029	0	0	0	0	15.876.029
401	03	04	00	Primas por hijos a empleados	1.355.200	0	0	0	0	1.355.200
401	03	08	00	Primas de profesionalización a empleados	4.074.000	0	0	0	0	4.074.000
401	03	09	00	Primas por antigüedad a empleados	8.684.747	0	0	0	0	8.684.747
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.762.082	0	0	0	0	1.762.082
401	04	00	00	Complementos de sueldos y salarios	9.756.450	0	0	0	0	9.756.450
401	04	08	00	Bono compensatorio de alimentación a empleados	9.756.450	0	0	0	0	9.756.450
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	6.642.322	0	0	0	0	6.642.322
401	05	03	00	Bono vacacional a empleados	6.642.322	0	0	0	0	6.642.322
401	06	00	00	Aportes patronales y legales	9.477.775	0	0	0	0	9.477.775
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.762.764	0	0	0	0	5.762.764
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.355.359	0	0	0	0	1.355.359
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.359.652	0	0	0	0	2.359.652
401	07	00	00	Asistencia socio-económica	13.033.148	0	0	0	0	13.033.148
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	7.079.456	0	0	0	0	7.079.456
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	616.000	0	0	0	0	616.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	4.434.692	0	0	0	0	4.434.692
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	903.000	0	0	0	0	903.000
401	08	00	00	Prestaciones sociales e indemnizaciones	19.748.727	0	0	0	0	19.748.727
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	19.748.727	0	0	0	0	19.748.727
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.017.790**	**0**	**0**	**0**	**0**	**8.017.790**
402	01	00	00	Productos alimenticios y agropecuarios	561.934	0	0	0	0	561.934

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 129312 020037000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: SUPERVISAR Y EVALUAR A LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, CUYA ACTIVIDAD ESTE DENTRO DEL ÁMBITO DE LA EDUCACIÓN, SALUD, VIVIENDA, TRANSPORTE Y VIALIDAD A FIN DE VELAR POR LA EFICIENCIA, EFICACIA, TRANSPARENCIA Y EL CORRECTO USO DE LOS RECURSOS DEL PATRIMONIO PÚBLICO (INGRESOS, GASTOS Y BIENES)

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 282

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	01	01	00	Alimentos y bebidas para personas	561.934	0	0	0	0	561.934
402	05	00	00	Productos de papel, cartón e impresos	2.657.690	0	0	0	0	2.657.690
402	05	01	00	Pulpa de madera, papel y cartón	682.295	0	0	0	0	682.295
402	05	02	00	Envases y cajas de papel y cartón	286.750	0	0	0	0	286.750
402	05	03	00	Productos de papel y cartón para oficina	1.380.000	0	0	0	0	1.380.000
402	05	04	00	Libros, revistas y periódicos	74.252	0	0	0	0	74.252
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	221.335	0	0	0	0	221.335
402	05	99	00	Otros productos de pulpa, papel y cartón	13.058	0	0	0	0	13.058
402	06	00	00	Productos químicos y derivados	327.827	0	0	0	0	327.827
402	06	03	00	Tintas, pinturas y colorantes	327.827	0	0	0	0	327.827
402	08	00	00	Productos metálicos	337.199	0	0	0	0	337.199
402	08	10	00	Repuestos y accesorios para otros equipos	337.199	0	0	0	0	337.199
402	10	00	00	Productos varios y útiles diversos	4.133.140	0	0	0	0	4.133.140
402	10	02	00	Materiales y útiles de limpieza y aseo	1.014.940	0	0	0	0	1.014.940
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.618.200	0	0	0	0	1.618.200
402	10	08	00	Materiales para equipos de computación	1.500.000	0	0	0	0	1.500.000
403	**00**	**00**	**00**	**Servicios no personales**	**10.719.451**	**0**	**0**	**0**	**0**	**10.719.451**
403	02	00	00	Alquileres de maquinaria y equipos	889.080	0	0	0	0	889.080
403	02	99	00	Alquileres de otras maquinaria y equipos	889.080	0	0	0	0	889.080
403	04	00	00	Servicios básicos	1.376.411	0	0	0	0	1.376.411
403	04	01	00	Electricidad	205.003	0	0	0	0	205.003
403	04	03	00	Agua	98.022	0	0	0	0	98.022
403	04	04	00	Teléfonos	275.280	0	0	0	0	275.280
403	04	04	01	Servicios de telefonía prestados por organismos públicos	275.280	0	0	0	0	275.280
403	04	05	00	Servicio de comunicaciones	561.886	0	0	0	0	561.886
403	04	06	00	Servicio de aseo urbano y domiciliario	236.220	0	0	0	0	236.220
403	09	00	00	Viáticos y pasajes	8.387.000	0	0	0	0	8.387.000
403	09	01	00	Viáticos y pasajes dentro del país	8.387.000	0	0	0	0	8.387.000
403	18	00	00	Impuestos indirectos	66.960	0	0	0	0	66.960

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PROYECTO: 129312 020037000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: SUPERVISAR Y EVALUAR A LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, CUYA ACTIVIDAD ESTE DENTRO DEL ÁMBITO DE LA EDUCACIÓN, SALUD, VIVIENDA, TRANSPORTE Y VIALIDAD A FIN DE VELAR POR LA EFICIENCIA, EFICACIA, TRANSPARENCIA Y EL CORRECTO USO DE LOS RECURSOS DEL PATRIMONIO PÚBLICO (INGRESOS, GASTOS Y BIENES)

UNIDAD DE MEDIDA: ACTUACIÓN

META: 282

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	66.960	0	0	0	0	66.960
				Totales	**139.525.450**	**0**	**0**	**0**	**0**	**139.525.450**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 02 - 14

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 129312 020037000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: SUPERVISAR Y EVALUAR A LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, CUYA ACTIVIDAD ESTE DENTRO DEL ÁMBITO DE LA EDUCACIÓN, SALUD, VIVIENDA, TRANSPORTE Y VIALIDAD A FIN DE VELAR POR LA EFICIENCIA, EFICACIA, TRANSPARENCIA Y EL CORRECTO USO DE LOS RECURSOS DEL PATRIMONIO PÚBLICO (INGRESOS, GASTOS Y BIENES)

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 282

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 129312 020037000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: SUPERVISAR Y EVALUAR A LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, CUYA ACTIVIDAD ESTE DENTRO DEL ÁMBITO DE LA EDUCACIÓN, SALUD, VIVIENDA, TRANSPORTE Y VIALIDAD A FIN DE VELAR POR LA EFICIENCIA, EFICACIA, TRANSPARENCIA Y EL CORRECTO USO DE LOS RECURSOS DEL PATRIMONIO PÚBLICO (INGRESOS, GASTOS Y BIENES)

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 282

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 020037001 CONTROL Y FISCALIZACIÓN DE LOS PODERES PÚBLICOS NACIONALES

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 39

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**35.914.595**	0	0	0	0	**35.914.595**
401	01	00	00	Sueldos, salarios y otras retribuciones	12.828.834	0	0	0	0	12.828.834
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	12.296.711	0	0	0	0	12.296.711
401	01	99	00	Otras retribuciones	532.123	0	0	0	0	532.123
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	923.832	0	0	0	0	923.832
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	923.832	0	0	0	0	923.832
401	03	00	00	Primas	4.793.682	0	0	0	0	4.793.682
401	03	04	00	Primas por hijos a empleados	369.600	0	0	0	0	369.600
401	03	08	00	Primas de profesionalización a empleados	1.220.100	0	0	0	0	1.220.100
401	03	09	00	Primas por antigüedad a empleados	2.562.068	0	0	0	0	2.562.068
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	641.914	0	0	0	0	641.914
401	04	00	00	Complementos de sueldos y salarios	2.875.500	0	0	0	0	2.875.500
401	04	08	00	Bono compensatorio de alimentación a empleados	2.875.500	0	0	0	0	2.875.500
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.960.517	0	0	0	0	1.960.517
401	05	03	00	Bono vacacional a empleados	1.960.517	0	0	0	0	1.960.517
401	06	00	00	Aportes patronales y legales	2.837.369	0	0	0	0	2.837.369
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.723.466	0	0	0	0	1.723.466
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	407.188	0	0	0	0	407.188
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	706.715	0	0	0	0	706.715
401	07	00	00	Asistencia socio-económica	3.788.159	0	0	0	0	3.788.159
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.117.359	0	0	0	0	2.117.359
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	208.000	0	0	0	0	208.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.189.800	0	0	0	0	1.189.800
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	273.000	0	0	0	0	273.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 129312 020037000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: SUPERVISAR Y EVALUAR A LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, CUYA ACTIVIDAD ESTE DENTRO DEL ÁMBITO DE LA EDUCACIÓN, SALUD, VIVIENDA, TRANSPORTE Y VIALIDAD A FIN DE VELAR POR LA EFICIENCIA, EFICACIA, TRANSPARENCIA Y EL CORRECTO USO DE LOS RECURSOS DEL PATRIMONIO PÚBLICO (INGRESOS, GASTOS Y BIENES)

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 282

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 020037001 CONTROL Y FISCALIZACIÓN DE LOS PODERES PÚBLICOS NACIONALES

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 39

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	00	00	Prestaciones sociales e indemnizaciones	5.906.702	0	0	0	0	5.906.702
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.906.702	0	0	0	0	5.906.702
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.509.413**	**0**	**0**	**0**	**0**	**2.509.413**
402	01	00	00	Productos alimenticios y agropecuarios	163.177	0	0	0	0	163.177
402	01	01	00	Alimentos y bebidas para personas	163.177	0	0	0	0	163.177
402	05	00	00	Productos de papel, cartón e impresos	877.731	0	0	0	0	877.731
402	05	01	00	Pulpa de madera, papel y cartón	226.576	0	0	0	0	226.576
402	05	02	00	Envases y cajas de papel y cartón	108.500	0	0	0	0	108.500
402	05	03	00	Productos de papel y cartón para oficina	400.000	0	0	0	0	400.000
402	05	04	00	Libros, revistas y periódicos	44.919	0	0	0	0	44.919
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	84.678	0	0	0	0	84.678
402	05	99	00	Otros productos de pulpa, papel y cartón	13.058	0	0	0	0	13.058
402	06	00	00	Productos químicos y derivados	86.769	0	0	0	0	86.769
402	06	03	00	Tintas, pinturas y colorantes	86.769	0	0	0	0	86.769
402	08	00	00	Productos metálicos	77.686	0	0	0	0	77.686
402	08	10	00	Repuestos y accesorios para otros equipos	77.686	0	0	0	0	77.686
402	10	00	00	Productos varios y útiles diversos	1.304.050	0	0	0	0	1.304.050
402	10	02	00	Materiales y útiles de limpieza y aseo	323.950	0	0	0	0	323.950
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	530.100	0	0	0	0	530.100
402	10	08	00	Materiales para equipos de computación	450.000	0	0	0	0	450.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.807.356**	**0**	**0**	**0**	**0**	**1.807.356**
403	02	00	00	Alquileres de maquinaria y equipos	290.160	0	0	0	0	290.160
403	02	99	00	Alquileres de otras maquinaria y equipos	290.160	0	0	0	0	290.160
403	04	00	00	Servicios básicos	501.436	0	0	0	0	501.436
403	04	01	00	Electricidad	72.168	0	0	0	0	72.168

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 129312 020037000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: SUPERVISAR Y EVALUAR A LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, CUYA ACTIVIDAD ESTE DENTRO DEL ÁMBITO DE LA EDUCACIÓN, SALUD, VIVIENDA, TRANSPORTE Y VIALIDAD A FIN DE VELAR POR LA EFICIENCIA, EFICACIA, TRANSPARENCIA Y EL CORRECTO USO DE LOS RECURSOS DEL PATRIMONIO PÚBLICO (INGRESOS, GASTOS Y BIENES)

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 282

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 020037001 CONTROL Y FISCALIZACIÓN DE LOS PODERES PÚBLICOS NACIONALES

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 39

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	03	00	Agua	40.362	0	0	0	0	40.362
403	04	04	00	Teléfonos	104.160	0	0	0	0	104.160
403	04	04	01	Servicios de telefonía prestados por organismos públicos	104.160	0	0	0	0	104.160
403	04	05	00	Servicio de comunicaciones	186.166	0	0	0	0	186.166
403	04	06	00	Servicio de aseo urbano y domiciliario	98.580	0	0	0	0	98.580
403	09	00	00	Viáticos y pasajes	986.000	0	0	0	0	986.000
403	09	01	00	Viáticos y pasajes dentro del país	986.000	0	0	0	0	986.000
403	18	00	00	Impuestos indirectos	29.760	0	0	0	0	29.760
403	18	01	00	Impuesto al valor agregado	29.760	0	0	0	0	29.760
				Totales	**40.231.364**	**0**	**0**	**0**	**0**	**40.231.364**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 129312 020037000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: SUPERVISAR Y EVALUAR A LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, CUYA ACTIVIDAD ESTE DENTRO DEL ÁMBITO DE LA EDUCACIÓN, SALUD, VIVIENDA, TRANSPORTE Y VIALIDAD A FIN DE VELAR POR LA EFICIENCIA, EFICACIA, TRANSPARENCIA Y EL CORRECTO USO DE LOS RECURSOS DEL PATRIMONIO PÚBLICO (INGRESOS, GASTOS Y BIENES)

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 282

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 020037002 CONTROL Y FISCALIZACIÓN DE LA ADMINISTRACIÓN NACIONAL DESCENTRALIZADA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 127

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**40.144.088**	0	0	0	0	**40.144.088**
401	01	00	00	Sueldos, salarios y otras retribuciones	14.310.112	0	0	0	0	14.310.112
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	13.731.284	0	0	0	0	13.731.284
401	01	99	00	Otras retribuciones	578.828	0	0	0	0	578.828
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	718.067	0	0	0	0	718.067
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	718.067	0	0	0	0	718.067
401	03	00	00	Primas	5.302.492	0	0	0	0	5.302.492
401	03	04	00	Primas por hijos a empleados	397.600	0	0	0	0	397.600
401	03	08	00	Primas de profesionalización a empleados	1.467.900	0	0	0	0	1.467.900
401	03	09	00	Primas por antigüedad a empleados	2.795.078	0	0	0	0	2.795.078
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	641.914	0	0	0	0	641.914
401	04	00	00	Complementos de sueldos y salarios	3.256.200	0	0	0	0	3.256.200
401	04	08	00	Bono compensatorio de alimentación a empleados	3.256.200	0	0	0	0	3.256.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.150.476	0	0	0	0	2.150.476
401	05	03	00	Bono vacacional a empleados	2.150.476	0	0	0	0	2.150.476
401	06	00	00	Aportes patronales y legales	3.069.991	0	0	0	0	3.069.991
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.856.485	0	0	0	0	1.856.485
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	440.557	0	0	0	0	440.557
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	772.949	0	0	0	0	772.949
401	07	00	00	Asistencia socio-económica	4.857.534	0	0	0	0	4.857.534
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.322.512	0	0	0	0	2.322.512
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	184.000	0	0	0	0	184.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.001.022	0	0	0	0	2.001.022
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	350.000	0	0	0	0	350.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

02 - 19

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PROYECTO: 129312 020037000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: SUPERVISAR Y EVALUAR A LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, CUYA ACTIVIDAD ESTE DENTRO DEL ÁMBITO DE LA EDUCACIÓN, SALUD, VIVIENDA, TRANSPORTE Y VIALIDAD A FIN DE VELAR POR LA EFICIENCIA, EFICACIA, TRANSPARENCIA Y EL CORRECTO USO DE LOS RECURSOS DEL PATRIMONIO PÚBLICO (INGRESOS, GASTOS Y BIENES)

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 282

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 020037002 CONTROL Y FISCALIZACIÓN DE LA ADMINISTRACIÓN NACIONAL DESCENTRALIZADA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 127

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	00	00	Prestaciones sociales e indemnizaciones	6.479.216	0	0	0	0	6.479.216
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	6.479.216	0	0	0	0	6.479.216
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.855.181**	**0**	**0**	**0**	**0**	**2.855.181**
402	01	00	00	Productos alimenticios y agropecuarios	227.450	0	0	0	0	227.450
402	01	01	00	Alimentos y bebidas para personas	227.450	0	0	0	0	227.450
402	05	00	00	Productos de papel, cartón e impresos	781.942	0	0	0	0	781.942
402	05	01	00	Pulpa de madera, papel y cartón	209.250	0	0	0	0	209.250
402	05	02	00	Envases y cajas de papel y cartón	100.750	0	0	0	0	100.750
402	05	03	00	Productos de papel y cartón para oficina	380.000	0	0	0	0	380.000
402	05	04	00	Libros, revistas y periódicos	14.880	0	0	0	0	14.880
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	77.062	0	0	0	0	77.062
402	06	00	00	Productos químicos y derivados	200.882	0	0	0	0	200.882
402	06	03	00	Tintas, pinturas y colorantes	200.882	0	0	0	0	200.882
402	08	00	00	Productos metálicos	158.857	0	0	0	0	158.857
402	08	10	00	Repuestos y accesorios para otros equipos	158.857	0	0	0	0	158.857
402	10	00	00	Productos varios y útiles diversos	1.486.050	0	0	0	0	1.486.050
402	10	02	00	Materiales y útiles de limpieza y aseo	385.950	0	0	0	0	385.950
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	530.100	0	0	0	0	530.100
402	10	08	00	Materiales para equipos de computación	570.000	0	0	0	0	570.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.909.975**	**0**	**0**	**0**	**0**	**4.909.975**
403	02	00	00	Alquileres de maquinaria y equipos	375.720	0	0	0	0	375.720
403	02	99	00	Alquileres de otras maquinaria y equipos	375.720	0	0	0	0	375.720
403	04	00	00	Servicios básicos	476.935	0	0	0	0	476.935
403	04	01	00	Electricidad	71.455	0	0	0	0	71.455
403	04	03	00	Agua	29.760	0	0	0	0	29.760

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 129312 020037000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: SUPERVISAR Y EVALUAR A LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, CUYA ACTIVIDAD ESTE DENTRO DEL ÁMBITO DE LA EDUCACIÓN, SALUD, VIVIENDA, TRANSPORTE Y VIALIDAD A FIN DE VELAR POR LA EFICIENCIA, EFICACIA, TRANSPARENCIA Y EL CORRECTO USO DE LOS RECURSOS DEL PATRIMONIO PÚBLICO (INGRESOS, GASTOS Y BIENES)

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 282

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 020037002 CONTROL Y FISCALIZACIÓN DE LA ADMINISTRACIÓN NACIONAL DESCENTRALIZADA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 127

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	04	00	Teléfonos	100.440	0	0	0	0	100.440
403	04	04	01	Servicios de telefonía prestados por organismos públicos	100.440	0	0	0	0	100.440
403	04	05	00	Servicio de comunicaciones	197.160	0	0	0	0	197.160
403	04	06	00	Servicio de aseo urbano y domiciliario	78.120	0	0	0	0	78.120
403	09	00	00	Viáticos y pasajes	4.035.000	0	0	0	0	4.035.000
403	09	01	00	Viáticos y pasajes dentro del país	4.035.000	0	0	0	0	4.035.000
403	18	00	00	Impuestos indirectos	22.320	0	0	0	0	22.320
403	18	01	00	Impuesto al valor agregado	22.320	0	0	0	0	22.320
				Totales	**47.909.244**	**0**	**0**	**0**	**0**	**47.909.244**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 129312 020037000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: SUPERVISAR Y EVALUAR A LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, CUYA ACTIVIDAD ESTE DENTRO DEL ÁMBITO DE LA EDUCACIÓN, SALUD, VIVIENDA, TRANSPORTE Y VIALIDAD A FIN DE VELAR POR LA EFICIENCIA, EFICACIA, TRANSPARENCIA Y EL CORRECTO USO DE LOS RECURSOS DEL PATRIMONIO PÚBLICO (INGRESOS, GASTOS Y BIENES)

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 282

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 020037003 CONTROL Y FISCALIZACIÓN DE ESTADOS Y MUNICIPIOS

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 116

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	44.729.526	0	0	0	0	44.729.526
401	01	00	00	Sueldos, salarios y otras retribuciones	16.323.079	0	0	0	0	16.323.079
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	15.654.821	0	0	0	0	15.654.821
401	01	99	00	Otras retribuciones	668.258	0	0	0	0	668.258
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.149.834	0	0	0	0	1.149.834
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.149.834	0	0	0	0	1.149.834
401	03	00	00	Primas	5.779.855	0	0	0	0	5.779.855
401	03	04	00	Primas por hijos a empleados	588.000	0	0	0	0	588.000
401	03	08	00	Primas de profesionalización a empleados	1.386.000	0	0	0	0	1.386.000
401	03	09	00	Primas por antigüedad a empleados	3.327.601	0	0	0	0	3.327.601
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	478.254	0	0	0	0	478.254
401	04	00	00	Complementos de sueldos y salarios	3.624.750	0	0	0	0	3.624.750
401	04	08	00	Bono compensatorio de alimentación a empleados	3.624.750	0	0	0	0	3.624.750
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.531.329	0	0	0	0	2.531.329
401	05	03	00	Bono vacacional a empleados	2.531.329	0	0	0	0	2.531.329
401	06	00	00	Aportes patronales y legales	3.570.415	0	0	0	0	3.570.415
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.182.813	0	0	0	0	2.182.813
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	507.614	0	0	0	0	507.614
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	879.988	0	0	0	0	879.988
401	07	00	00	Asistencia socio-económica	4.387.455	0	0	0	0	4.387.455
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.639.585	0	0	0	0	2.639.585
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	224.000	0	0	0	0	224.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.243.870	0	0	0	0	1.243.870
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	280.000	0	0	0	0	280.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 129312 020037000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: SUPERVISAR Y EVALUAR A LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, CUYA ACTIVIDAD ESTE DENTRO DEL ÁMBITO DE LA EDUCACIÓN, SALUD, VIVIENDA, TRANSPORTE Y VIALIDAD A FIN DE VELAR POR LA EFICIENCIA, EFICACIA, TRANSPARENCIA Y EL CORRECTO USO DE LOS RECURSOS DEL PATRIMONIO PÚBLICO (INGRESOS, GASTOS Y BIENES)

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 282

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 020037003 CONTROL Y FISCALIZACIÓN DE ESTADOS Y MUNICIPIOS

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 116

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	00	00	Prestaciones sociales e indemnizaciones	7.362.809	0	0	0	0	7.362.809
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	7.362.809	0	0	0	0	7.362.809
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.653.196**	**0**	**0**	**0**	**0**	**2.653.196**
402	01	00	00	Productos alimenticios y agropecuarios	171.307	0	0	0	0	171.307
402	01	01	00	Alimentos y bebidas para personas	171.307	0	0	0	0	171.307
402	05	00	00	Productos de papel, cartón e impresos	998.017	0	0	0	0	998.017
402	05	01	00	Pulpa de madera, papel y cartón	246.469	0	0	0	0	246.469
402	05	02	00	Envases y cajas de papel y cartón	77.500	0	0	0	0	77.500
402	05	03	00	Productos de papel y cartón para oficina	600.000	0	0	0	0	600.000
402	05	04	00	Libros, revistas y periódicos	14.453	0	0	0	0	14.453
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	59.595	0	0	0	0	59.595
402	06	00	00	Productos químicos y derivados	40.176	0	0	0	0	40.176
402	06	03	00	Tintas, pinturas y colorantes	40.176	0	0	0	0	40.176
402	08	00	00	Productos metálicos	100.656	0	0	0	0	100.656
402	08	10	00	Repuestos y accesorios para otros equipos	100.656	0	0	0	0	100.656
402	10	00	00	Productos varios y útiles diversos	1.343.040	0	0	0	0	1.343.040
402	10	02	00	Materiales y útiles de limpieza y aseo	305.040	0	0	0	0	305.040
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	558.000	0	0	0	0	558.000
402	10	08	00	Materiales para equipos de computación	480.000	0	0	0	0	480.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.002.120**	**0**	**0**	**0**	**0**	**4.002.120**
403	02	00	00	Alquileres de maquinaria y equipos	223.200	0	0	0	0	223.200
403	02	99	00	Alquileres de otras maquinaria y equipos	223.200	0	0	0	0	223.200
403	04	00	00	Servicios básicos	398.040	0	0	0	0	398.040
403	04	01	00	Electricidad	61.380	0	0	0	0	61.380
403	04	03	00	Agua	27.900	0	0	0	0	27.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 129312 020037000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: SUPERVISAR Y EVALUAR A LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, CUYA ACTIVIDAD ESTE DENTRO DEL ÁMBITO DE LA EDUCACIÓN, SALUD, VIVIENDA, TRANSPORTE Y VIALIDAD A FIN DE VELAR POR LA EFICIENCIA, EFICACIA, TRANSPARENCIA Y EL CORRECTO USO DE LOS RECURSOS DEL PATRIMONIO PÚBLICO (INGRESOS, GASTOS Y BIENES)

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 282

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 020037003 CONTROL Y FISCALIZACIÓN DE ESTADOS Y MUNICIPIOS

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 116

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	04	00	Teléfonos	70.680	0	0	0	0	70.680
403	04	04	01	Servicios de telefonía prestados por organismos públicos	70.680	0	0	0	0	70.680
403	04	05	00	Servicio de comunicaciones	178.560	0	0	0	0	178.560
403	04	06	00	Servicio de aseo urbano y domiciliario	59.520	0	0	0	0	59.520
403	09	00	00	Viáticos y pasajes	3.366.000	0	0	0	0	3.366.000
403	09	01	00	Viáticos y pasajes dentro del país	3.366.000	0	0	0	0	3.366.000
403	18	00	00	Impuestos indirectos	14.880	0	0	0	0	14.880
403	18	01	00	Impuesto al valor agregado	14.880	0	0	0	0	14.880
				Totales	**51.384.842**	**0**	**0**	**0**	**0**	**51.384.842**

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 129342 020038000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: PRESTAR UN SERVICIO DE CALIDAD A TRAVÉS DE ASESORÍAS Y APOYO EN LOS ASPECTOS JURÍDICOS Y TÉCNICOS RELACIONADOS CON EL CONTROL FISCAL; Y A SU VEZ PROMOVER, OPTIMIZAR Y CONSOLIDAR LA FORMACIÓN CIUDADANA EN EL EJERCICIO DE LAS MEJORES PRÁCTICAS DEL CONTROL SOBRE LA GESTIÓN PÚBLICA.

UNIDAD DE MEDIDA: ASESORÍA **META:** 1.150

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL TÉCNICA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**48.278.261**	**0**	**0**	**0**	**0**	**48.278.261**
401	01	00	00	Sueldos, salarios y otras retribuciones	17.301.703	0	0	0	0	17.301.703
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	16.586.381	0	0	0	0	16.586.381
401	01	99	00	Otras retribuciones	715.322	0	0	0	0	715.322
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.429.313	0	0	0	0	1.429.313
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.429.313	0	0	0	0	1.429.313
401	03	00	00	Primas	6.101.649	0	0	0	0	6.101.649
401	03	04	00	Primas por hijos a empleados	464.800	0	0	0	0	464.800
401	03	08	00	Primas de profesionalización a empleados	1.236.900	0	0	0	0	1.236.900
401	03	09	00	Primas por antigüedad a empleados	3.352.525	0	0	0	0	3.352.525
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.047.424	0	0	0	0	1.047.424
401	04	00	00	Complementos de sueldos y salarios	3.636.900	0	0	0	0	3.636.900
401	04	08	00	Bono compensatorio de alimentación a empleados	3.636.900	0	0	0	0	3.636.900
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.650.290	0	0	0	0	2.650.290
401	05	03	00	Bono vacacional a empleados	2.650.290	0	0	0	0	2.650.290
401	06	00	00	Aportes patronales y legales	3.797.349	0	0	0	0	3.797.349
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.301.725	0	0	0	0	2.301.725
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	550.451	0	0	0	0	550.451
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	945.173	0	0	0	0	945.173
401	07	00	00	Asistencia socio-económica	5.378.337	0	0	0	0	5.378.337
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.862.311	0	0	0	0	2.862.311
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	200.000	0	0	0	0	200.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.001.026	0	0	0	0	2.001.026
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	315.000	0	0	0	0	315.000
401	08	00	00	Prestaciones sociales e indemnizaciones	7.982.720	0	0	0	0	7.982.720
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	7.982.720	0	0	0	0	7.982.720
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.226.464**	**0**	**0**	**0**	**0**	**4.226.464**
402	01	00	00	Productos alimenticios y agropecuarios	527.986	0	0	0	0	527.986
402	01	01	00	Alimentos y bebidas para personas	527.986	0	0	0	0	527.986

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 129342 020038000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: PRESTAR UN SERVICIO DE CALIDAD A TRAVÉS DE ASESORÍAS Y APOYO EN LOS ASPECTOS JURÍDICOS Y TÉCNICOS RELACIONADOS CON EL CONTROL FISCAL; Y A SU VEZ PROMOVER, OPTIMIZAR Y CONSOLIDAR LA FORMACIÓN CIUDADANA EN EL EJERCICIO DE LAS MEJORES PRÁCTICAS DEL CONTROL SOBRE LA GESTIÓN PÚBLICA.

UNIDAD DE MEDIDA: ASESORÍA **META:** 1.150

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL TÉCNICA **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	1.040.128	0	0	0	0	1.040.128
402	05	01	00	Pulpa de madera, papel y cartón	425.212	0	0	0	0	425.212
402	05	02	00	Envases y cajas de papel y cartón	147.499	0	0	0	0	147.499
402	05	03	00	Productos de papel y cartón para oficina	290.000	0	0	0	0	290.000
402	05	04	00	Libros, revistas y periódicos	113.718	0	0	0	0	113.718
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	63.699	0	0	0	0	63.699
402	06	00	00	Productos químicos y derivados	167.346	0	0	0	0	167.346
402	06	03	00	Tintas, pinturas y colorantes	162.696	0	0	0	0	162.696
402	06	05	00	Productos de tocador	4.650	0	0	0	0	4.650
402	08	00	00	Productos metálicos	97.414	0	0	0	0	97.414
402	08	10	00	Repuestos y accesorios para otros equipos	97.414	0	0	0	0	97.414
402	10	00	00	Productos varios y útiles diversos	2.243.590	0	0	0	0	2.243.590
402	10	02	00	Materiales y útiles de limpieza y aseo	593.650	0	0	0	0	593.650
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	487.940	0	0	0	0	487.940
402	10	06	00	Condecoraciones, ofrendas y similares	70.000	0	0	0	0	70.000
402	10	08	00	Materiales para equipos de computación	720.000	0	0	0	0	720.000
402	10	99	00	Otros productos y útiles diversos	372.000	0	0	0	0	372.000
402	99	00	00	Otros materiales y suministros	150.000	0	0	0	0	150.000
402	99	01	00	Otros materiales y suministros	150.000	0	0	0	0	150.000
403	**00**	**00**	**00**	**Servicios no personales**	**10.559.123**	**0**	**0**	**0**	**0**	**10.559.123**
403	02	00	00	Alquileres de maquinaria y equipos	688.200	0	0	0	0	688.200
403	02	99	00	Alquileres de otras maquinaria y equipos	688.200	0	0	0	0	688.200
403	04	00	00	Servicios básicos	1.011.484	0	0	0	0	1.011.484
403	04	01	00	Electricidad	77.495	0	0	0	0	77.495
403	04	03	00	Agua	99.412	0	0	0	0	99.412
403	04	04	00	Teléfonos	160.387	0	0	0	0	160.387
403	04	04	01	Servicios de telefonía prestados por organismos públicos	160.387	0	0	0	0	160.387
403	04	05	00	Servicio de comunicaciones	239.204	0	0	0	0	239.204
403	04	06	00	Servicio de aseo urbano y domiciliario	74.611	0	0	0	0	74.611
403	04	07	00	Servicio de condominio	360.375	0	0	0	0	360.375

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 129342 020038000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: PRESTAR UN SERVICIO DE CALIDAD A TRAVÉS DE ASESORÍAS Y APOYO EN LOS ASPECTOS JURÍDICOS Y TÉCNICOS RELACIONADOS CON EL CONTROL FISCAL; Y A SU VEZ PROMOVER, OPTIMIZAR Y CONSOLIDAR LA FORMACIÓN CIUDADANA EN EL EJERCICIO DE LAS MEJORES PRÁCTICAS DEL CONTROL SOBRE LA GESTIÓN PÚBLICA.

UNIDAD DE MEDIDA: ASESORÍA **META:** 1.150

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL TÉCNICA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	24.025	0	0	0	0	24.025
403	06	01	00	Fletes y embalajes	24.025	0	0	0	0	24.025
403	09	00	00	Viáticos y pasajes	6.835.159	0	0	0	0	6.835.159
403	09	01	00	Viáticos y pasajes dentro del país	367.600	0	0	0	0	367.600
403	09	02	00	Viáticos y pasajes fuera del país	6.467.559	0	0	0	0	6.467.559
403	15	00	00	Servicios fiscales	120.127	0	0	0	0	120.127
403	15	02	00	Tasas y otros derechos obligatorios	120.127	0	0	0	0	120.127
403	18	00	00	Impuestos indirectos	1.880.128	0	0	0	0	1.880.128
403	18	01	00	Impuesto al valor agregado	1.373.534	0	0	0	0	1.373.534
403	18	99	00	Otros impuestos indirectos	506.594	0	0	0	0	506.594
404	**00**	**00**	**00**	**Activos reales**	**400.000**	**0**	**0**	**0**	**0**	**400.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	400.000	0	0	0	0	400.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	400.000	0	0	0	0	400.000
				Totales	**63.463.848**	0	0	0	0	**63.463.848**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 02 - 27

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 129342 020038000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: PRESTAR UN SERVICIO DE CALIDAD A TRAVÉS DE ASESORÍAS Y APOYO EN LOS ASPECTOS JURÍDICOS Y TÉCNICOS RELACIONADOS CON EL CONTROL FISCAL; Y A SU VEZ PROMOVER, OPTIMIZAR Y CONSOLIDAR LA FORMACIÓN CIUDADANA EN EL EJERCICIO DE LAS MEJORES PRÁCTICAS DEL CONTROL SOBRE LA GESTIÓN PÚBLICA.

UNIDAD DE MEDIDA: ASESORÍA **META:** 1.150

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL TÉCNICA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 129342 020038000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: PRESTAR UN SERVICIO DE CALIDAD A TRAVÉS DE ASESORÍAS Y APOYO EN LOS ASPECTOS JURÍDICOS Y TÉCNICOS RELACIONADOS CON EL CONTROL FISCAL; Y A SU VEZ PROMOVER, OPTIMIZAR Y CONSOLIDAR LA FORMACIÓN CIUDADANA EN EL EJERCICIO DE LAS MEJORES PRÁCTICAS DEL CONTROL SOBRE LA GESTIÓN PÚBLICA.

UNIDAD DE MEDIDA: ASESORÍA **META:** 1.150

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL TÉCNICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 020038001 ASESORÍA Y APOYO EN MATERIA TÉCNICA

UNIDAD DE MEDIDA: ASESORÍA **META:** 425

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL TÉCNICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**24.161.148**	0	0	0	0	**24.161.148**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.659.409	0	0	0	0	8.659.409
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	8.296.449	0	0	0	0	8.296.449
401	01	99	00	Otras retribuciones	362.960	0	0	0	0	362.960
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	726.121	0	0	0	0	726.121
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	726.121	0	0	0	0	726.121
401	03	00	00	Primas	3.016.961	0	0	0	0	3.016.961
401	03	04	00	Primas por hijos a empleados	196.000	0	0	0	0	196.000
401	03	08	00	Primas de profesionalización a empleados	674.100	0	0	0	0	674.100
401	03	09	00	Primas por antigüedad a empleados	1.623.149	0	0	0	0	1.623.149
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	523.712	0	0	0	0	523.712
401	04	00	00	Complementos de sueldos y salarios	1.850.850	0	0	0	0	1.850.850
401	04	08	00	Bono compensatorio de alimentación a empleados	1.850.850	0	0	0	0	1.850.850
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.338.174	0	0	0	0	1.338.174
401	05	03	00	Bono vacacional a empleados	1.338.174	0	0	0	0	1.338.174
401	06	00	00	Aportes patronales y legales	1.934.968	0	0	0	0	1.934.968
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.174.659	0	0	0	0	1.174.659
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	277.932	0	0	0	0	277.932
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	482.377	0	0	0	0	482.377
401	07	00	00	Asistencia socio-económica	2.603.536	0	0	0	0	2.603.536
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.445.226	0	0	0	0	1.445.226
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	104.000	0	0	0	0	104.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	865.310	0	0	0	0	865.310
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	189.000	0	0	0	0	189.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PROYECTO: 129342 020038000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: PRESTAR UN SERVICIO DE CALIDAD A TRAVÉS DE ASESORÍAS Y APOYO EN LOS ASPECTOS JURÍDICOS Y TÉCNICOS RELACIONADOS CON EL CONTROL FISCAL; Y A SU VEZ PROMOVER, OPTIMIZAR Y CONSOLIDAR LA FORMACIÓN CIUDADANA EN EL EJERCICIO DE LAS MEJORES PRÁCTICAS DEL CONTROL SOBRE LA GESTIÓN PÚBLICA.

UNIDAD DE MEDIDA: ASESORÍA **META:** 1.150

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL TÉCNICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 020038001 ASESORÍA Y APOYO EN MATERIA TÉCNICA

UNIDAD DE MEDIDA: ASESORÍA **META:** 425

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL TÉCNICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	00	00	Prestaciones sociales e indemnizaciones	4.031.129	0	0	0	0	4.031.129
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	4.031.129	0	0	0	0	4.031.129
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.150.531**	**0**	**0**	**0**	**0**	**2.150.531**
402	01	00	00	Productos alimenticios y agropecuarios	203.230	0	0	0	0	203.230
402	01	01	00	Alimentos y bebidas para personas	203.230	0	0	0	0	203.230
402	05	00	00	Productos de papel, cartón e impresos	576.215	0	0	0	0	576.215
402	05	01	00	Pulpa de madera, papel y cartón	193.812	0	0	0	0	193.812
402	05	02	00	Envases y cajas de papel y cartón	67.767	0	0	0	0	67.767
402	05	03	00	Productos de papel y cartón para oficina	180.000	0	0	0	0	180.000
402	05	04	00	Libros, revistas y periódicos	95.741	0	0	0	0	95.741
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	38.895	0	0	0	0	38.895
402	06	00	00	Productos químicos y derivados	37.666	0	0	0	0	37.666
402	06	03	00	Tintas, pinturas y colorantes	37.666	0	0	0	0	37.666
402	08	00	00	Productos metálicos	45.170	0	0	0	0	45.170
402	08	10	00	Repuestos y accesorios para otros equipos	45.170	0	0	0	0	45.170
402	10	00	00	Productos varios y útiles diversos	1.138.250	0	0	0	0	1.138.250
402	10	02	00	Materiales y útiles de limpieza y aseo	178.250	0	0	0	0	178.250
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	248.000	0	0	0	0	248.000
402	10	08	00	Materiales para equipos de computación	340.000	0	0	0	0	340.000
402	10	99	00	Otros productos y útiles diversos	372.000	0	0	0	0	372.000
402	99	00	00	Otros materiales y suministros	150.000	0	0	0	0	150.000
402	99	01	00	Otros materiales y suministros	150.000	0	0	0	0	150.000
403	**00**	**00**	**00**	**Servicios no personales**	**9.574.757**	**0**	**0**	**0**	**0**	**9.574.757**
403	02	00	00	Alquileres de maquinaria y equipos	465.000	0	0	0	0	465.000
403	02	99	00	Alquileres de otras maquinaria y equipos	465.000	0	0	0	0	465.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 129342 020038000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: PRESTAR UN SERVICIO DE CALIDAD A TRAVÉS DE ASESORÍAS Y APOYO EN LOS ASPECTOS JURÍDICOS Y TÉCNICOS RELACIONADOS CON EL CONTROL FISCAL; Y A SU VEZ PROMOVER, OPTIMIZAR Y CONSOLIDAR LA FORMACIÓN CIUDADANA EN EL EJERCICIO DE LAS MEJORES PRÁCTICAS DEL CONTROL SOBRE LA GESTIÓN PÚBLICA.

UNIDAD DE MEDIDA: ASESORÍA **META:** 1.150

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL TÉCNICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 020038001 ASESORÍA Y APOYO EN MATERIA TÉCNICA

UNIDAD DE MEDIDA: ASESORÍA **META:** 425

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL TÉCNICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	00	00	Servicios básicos	687.880	0	0	0	0	687.880
403	04	01	00	Electricidad	42.005	0	0	0	0	42.005
403	04	03	00	Agua	56.818	0	0	0	0	56.818
403	04	04	00	Teléfonos	71.107	0	0	0	0	71.107
403	04	04	01	Servicios de telefonía prestados por organismos públicos	71.107	0	0	0	0	71.107
403	04	05	00	Servicio de comunicaciones	120.164	0	0	0	0	120.164
403	04	06	00	Servicio de aseo urbano y domiciliario	37.411	0	0	0	0	37.411
403	04	07	00	Servicio de condominio	360.375	0	0	0	0	360.375
403	06	00	00	Servicios de transporte y almacenaje	24.025	0	0	0	0	24.025
403	06	01	00	Fletes y embalajes	24.025	0	0	0	0	24.025
403	09	00	00	Viáticos y pasajes	6.537.559	0	0	0	0	6.537.559
403	09	01	00	Viáticos y pasajes dentro del país	70.000	0	0	0	0	70.000
403	09	02	00	Viáticos y pasajes fuera del país	6.467.559	0	0	0	0	6.467.559
403	15	00	00	Servicios fiscales	120.127	0	0	0	0	120.127
403	15	02	00	Tasas y otros derechos obligatorios	120.127	0	0	0	0	120.127
403	18	00	00	Impuestos indirectos	1.740.166	0	0	0	0	1.740.166
403	18	01	00	Impuesto al valor agregado	1.233.572	0	0	0	0	1.233.572
403	18	99	00	Otros impuestos indirectos	506.594	0	0	0	0	506.594
				Totales	**35.886.436**	**0**	**0**	**0**	**0**	**35.886.436**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PROYECTO: 129342 020038000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: PRESTAR UN SERVICIO DE CALIDAD A TRAVÉS DE ASESORÍAS Y APOYO EN LOS ASPECTOS JURÍDICOS Y TÉCNICOS RELACIONADOS CON EL CONTROL FISCAL; Y A SU VEZ PROMOVER, OPTIMIZAR Y CONSOLIDAR LA FORMACIÓN CIUDADANA EN EL EJERCICIO DE LAS MEJORES PRÁCTICAS DEL CONTROL SOBRE LA GESTIÓN PÚBLICA.

UNIDAD DE MEDIDA: ASESORÍA **META:** 1.150

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL TÉCNICA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 020038002 ASESORÍA Y APOYO EN MATERIA JURÍDICA

UNIDAD DE MEDIDA: ASESORÍA **META:** 725

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL TÉCNICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**24.117.113**	**0**	**0**	**0**	**0**	**24.117.113**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.642.294	0	0	0	0	8.642.294
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	8.289.932	0	0	0	0	8.289.932
401	01	99	00	Otras retribuciones	352.362	0	0	0	0	352.362
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	703.192	0	0	0	0	703.192
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	703.192	0	0	0	0	703.192
401	03	00	00	Primas	3.084.688	0	0	0	0	3.084.688
401	03	04	00	Primas por hijos a empleados	268.800	0	0	0	0	268.800
401	03	08	00	Primas de profesionalización a empleados	562.800	0	0	0	0	562.800
401	03	09	00	Primas por antigüedad a empleados	1.729.376	0	0	0	0	1.729.376
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	523.712	0	0	0	0	523.712
401	04	00	00	Complementos de sueldos y salarios	1.786.050	0	0	0	0	1.786.050
401	04	08	00	Bono compensatorio de alimentación a empleados	1.786.050	0	0	0	0	1.786.050
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.312.116	0	0	0	0	1.312.116
401	05	03	00	Bono vacacional a empleados	1.312.116	0	0	0	0	1.312.116
401	06	00	00	Aportes patronales y legales	1.862.381	0	0	0	0	1.862.381
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.127.066	0	0	0	0	1.127.066
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	272.519	0	0	0	0	272.519
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	462.796	0	0	0	0	462.796
401	07	00	00	Asistencia socio-económica	2.774.801	0	0	0	0	2.774.801
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.417.085	0	0	0	0	1.417.085
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	96.000	0	0	0	0	96.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.135.716	0	0	0	0	1.135.716
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	126.000	0	0	0	0	126.000

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 129342 020038000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: PRESTAR UN SERVICIO DE CALIDAD A TRAVÉS DE ASESORÍAS Y APOYO EN LOS ASPECTOS JURÍDICOS Y TÉCNICOS RELACIONADOS CON EL CONTROL FISCAL; Y A SU VEZ PROMOVER, OPTIMIZAR Y CONSOLIDAR LA FORMACIÓN CIUDADANA EN EL EJERCICIO DE LAS MEJORES PRÁCTICAS DEL CONTROL SOBRE LA GESTIÓN PÚBLICA.

UNIDAD DE MEDIDA: ASESORÍA **META:** 1.150

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL TÉCNICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 020038002 ASESORÍA Y APOYO EN MATERIA JURÍDICA

UNIDAD DE MEDIDA: ASESORÍA **META:** 725

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL TÉCNICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	00	00	Prestaciones sociales e indemnizaciones	3.951.591	0	0	0	0	3.951.591
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	3.951.591	0	0	0	0	3.951.591
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.075.933**	**0**	**0**	**0**	**0**	**2.075.933**
402	01	00	00	Productos alimenticios y agropecuarios	324.756	0	0	0	0	324.756
402	01	01	00	Alimentos y bebidas para personas	324.756	0	0	0	0	324.756
402	05	00	00	Productos de papel, cartón e impresos	463.913	0	0	0	0	463.913
402	05	01	00	Pulpa de madera, papel y cartón	231.400	0	0	0	0	231.400
402	05	02	00	Envases y cajas de papel y cartón	79.732	0	0	0	0	79.732
402	05	03	00	Productos de papel y cartón para oficina	110.000	0	0	0	0	110.000
402	05	04	00	Libros, revistas y periódicos	17.977	0	0	0	0	17.977
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	24.804	0	0	0	0	24.804
402	06	00	00	Productos químicos y derivados	129.680	0	0	0	0	129.680
402	06	03	00	Tintas, pinturas y colorantes	125.030	0	0	0	0	125.030
402	06	05	00	Productos de tocador	4.650	0	0	0	0	4.650
402	08	00	00	Productos metálicos	52.244	0	0	0	0	52.244
402	08	10	00	Repuestos y accesorios para otros equipos	52.244	0	0	0	0	52.244
402	10	00	00	Productos varios y útiles diversos	1.105.340	0	0	0	0	1.105.340
402	10	02	00	Materiales y útiles de limpieza y aseo	415.400	0	0	0	0	415.400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	239.940	0	0	0	0	239.940
402	10	06	00	Condecoraciones, ofrendas y similares	70.000	0	0	0	0	70.000
402	10	08	00	Materiales para equipos de computación	380.000	0	0	0	0	380.000
403	**00**	**00**	**00**	**Servicios no personales**	**984.366**	**0**	**0**	**0**	**0**	**984.366**
403	02	00	00	Alquileres de maquinaria y equipos	223.200	0	0	0	0	223.200
403	02	99	00	Alquileres de otras maquinaria y equipos	223.200	0	0	0	0	223.200
403	04	00	00	Servicios básicos	323.604	0	0	0	0	323.604

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 129342 020038000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: PRESTAR UN SERVICIO DE CALIDAD A TRAVÉS DE ASESORÍAS Y APOYO EN LOS ASPECTOS JURÍDICOS Y TÉCNICOS RELACIONADOS CON EL CONTROL FISCAL; Y A SU VEZ PROMOVER, OPTIMIZAR Y CONSOLIDAR LA FORMACIÓN CIUDADANA EN EL EJERCICIO DE LAS MEJORES PRÁCTICAS DEL CONTROL SOBRE LA GESTIÓN PÚBLICA.

UNIDAD DE MEDIDA: ASESORÍA **META:** 1.150

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL TÉCNICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 020038002 ASESORÍA Y APOYO EN MATERIA JURÍDICA

UNIDAD DE MEDIDA: ASESORÍA **META:** 725

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL TÉCNICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	01	00	Electricidad	35.490	0	0	0	0	35.490
403	04	03	00	Agua	42.594	0	0	0	0	42.594
403	04	04	00	Teléfonos	89.280	0	0	0	0	89.280
403	04	04	01	Servicios de telefonía prestados por organismos públicos	89.280	0	0	0	0	89.280
403	04	05	00	Servicio de comunicaciones	119.040	0	0	0	0	119.040
403	04	06	00	Servicio de aseo urbano y domiciliario	37.200	0	0	0	0	37.200
403	09	00	00	Viáticos y pasajes	297.600	0	0	0	0	297.600
403	09	01	00	Viáticos y pasajes dentro del país	297.600	0	0	0	0	297.600
403	18	00	00	Impuestos indirectos	139.962	0	0	0	0	139.962
403	18	01	00	Impuesto al valor agregado	139.962	0	0	0	0	139.962
404	**00**	**00**	**00**	**Activos reales**	**400.000**	**0**	**0**	**0**	**0**	**400.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	400.000	0	0	0	0	400.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	400.000	0	0	0	0	400.000
				Totales	**27.577.412**	**0**	**0**	**0**	**0**	**27.577.412**

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 129348 020039000 PROCEDIMIENTOS ESPECIALES

OBJETIVO DEL PROYECTO: REALIZAR LOS PROCEDIMIENTOS ADMINISTRATIVOS SANCIONATORIOS COMO RESULTADO DE LAS ACTUACIONES DE CONTROL REALIZADAS, CON EL FIN DE VERIFICAR LA OCURRENCIA DE ACTOS, HECHOS U OMISIONES DISTINTOS A UNA DISPOSICIÓN LEGAL O SUBLEGAL.

UNIDAD DE MEDIDA: RESOLUCIÓN **META:** 60.516

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**32.723.204**	**0**	**0**	**0**	**0**	**32.723.204**
401	01	00	00	Sueldos, salarios y otras retribuciones	11.203.018	0	0	0	0	11.203.018
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	10.759.182	0	0	0	0	10.759.182
401	01	99	00	Otras retribuciones	443.836	0	0	0	0	443.836
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	494.193	0	0	0	0	494.193
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	494.193	0	0	0	0	494.193
401	03	00	00	Primas	3.770.374	0	0	0	0	3.770.374
401	03	04	00	Primas por hijos a empleados	313.600	0	0	0	0	313.600
401	03	08	00	Primas de profesionalización a empleados	963.900	0	0	0	0	963.900
401	03	09	00	Primas por antigüedad a empleados	1.969.162	0	0	0	0	1.969.162
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	523.712	0	0	0	0	523.712
401	04	00	00	Complementos de sueldos y salarios	2.353.050	0	0	0	0	2.353.050
401	04	08	00	Bono compensatorio de alimentación a empleados	2.353.050	0	0	0	0	2.353.050
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.519.375	0	0	0	0	4.519.375
401	05	03	00	Bono vacacional a empleados	4.519.375	0	0	0	0	4.519.375
401	06	00	00	Aportes patronales y legales	2.366.971	0	0	0	0	2.366.971
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.438.323	0	0	0	0	1.438.323
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	339.466	0	0	0	0	339.466
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	589.182	0	0	0	0	589.182
401	07	00	00	Asistencia socio-económica	3.091.693	0	0	0	0	3.091.693
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.723.850	0	0	0	0	1.723.850
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	177.371	0	0	0	0	177.371
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	973.472	0	0	0	0	973.472
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	217.000	0	0	0	0	217.000
401	08	00	00	Prestaciones sociales e indemnizaciones	4.924.530	0	0	0	0	4.924.530
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	4.924.530	0	0	0	0	4.924.530
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.873.278**	**0**	**0**	**0**	**0**	**1.873.278**
402	01	00	00	Productos alimenticios y agropecuarios	140.919	0	0	0	0	140.919
402	01	01	00	Alimentos y bebidas para personas	140.919	0	0	0	0	140.919

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 02 - 35

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 129348 020039000 PROCEDIMIENTOS ESPECIALES

OBJETIVO DEL PROYECTO: REALIZAR LOS PROCEDIMIENTOS ADMINISTRATIVOS SANCIONATORIOS COMO RESULTADO DE LAS ACTUACIONES DE CONTROL REALIZADAS, CON EL FIN DE VERIFICAR LA OCURRENCIA DE ACTOS, HECHOS U OMISIONES DISTINTOS A UNA DISPOSICIÓN LEGAL O SUBLEGAL.

UNIDAD DE MEDIDA: RESOLUCIÓN **META:** 60.516

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	504.985	0	0	0	0	504.985
402	05	01	00	Pulpa de madera, papel y cartón	223.340	0	0	0	0	223.340
402	05	02	00	Envases y cajas de papel y cartón	93.000	0	0	0	0	93.000
402	05	03	00	Productos de papel y cartón para oficina	140.000	0	0	0	0	140.000
402	05	04	00	Libros, revistas y periódicos	11.160	0	0	0	0	11.160
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	37.485	0	0	0	0	37.485
402	06	00	00	Productos químicos y derivados	45.198	0	0	0	0	45.198
402	06	03	00	Tintas, pinturas y colorantes	45.198	0	0	0	0	45.198
402	08	00	00	Productos metálicos	73.446	0	0	0	0	73.446
402	08	10	00	Repuestos y accesorios para otros equipos	73.446	0	0	0	0	73.446
402	10	00	00	Productos varios y útiles diversos	1.108.730	0	0	0	0	1.108.730
402	10	02	00	Materiales y útiles de limpieza y aseo	309.380	0	0	0	0	309.380
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	429.350	0	0	0	0	429.350
402	10	08	00	Materiales para equipos de computación	370.000	0	0	0	0	370.000
403	**00**	**00**	**00**	**Servicios no personales**	**903.713**	**0**	**0**	**0**	**0**	**903.713**
403	02	00	00	Alquileres de maquinaria y equipos	316.200	0	0	0	0	316.200
403	02	99	00	Alquileres de otras maquinaria y equipos	316.200	0	0	0	0	316.200
403	04	00	00	Servicios básicos	435.699	0	0	0	0	435.699
403	04	01	00	Electricidad	60.171	0	0	0	0	60.171
403	04	03	00	Agua	26.040	0	0	0	0	26.040
403	04	04	00	Teléfonos	104.160	0	0	0	0	104.160
403	04	04	01	Servicios de telefonía prestados por organismos públicos	104.160	0	0	0	0	104.160
403	04	05	00	Servicio de comunicaciones	208.320	0	0	0	0	208.320
403	04	06	00	Servicio de aseo urbano y domiciliario	37.008	0	0	0	0	37.008
403	09	00	00	Viáticos y pasajes	130.200	0	0	0	0	130.200
403	09	01	00	Viáticos y pasajes dentro del país	130.200	0	0	0	0	130.200
403	18	00	00	Impuestos indirectos	21.614	0	0	0	0	21.614
403	18	01	00	Impuesto al valor agregado	21.614	0	0	0	0	21.614
				Totales	**35.500.195**	**0**	**0**	**0**	**0**	**35.500.195**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

02 - 36

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PROYECTO: 129348 020039000 PROCEDIMIENTOS ESPECIALES

OBJETIVO DEL PROYECTO: REALIZAR LOS PROCEDIMIENTOS ADMINISTRATIVOS SANCIONATORIOS COMO RESULTADO DE LAS ACTUACIONES DE CONTROL REALIZADAS, CON EL FIN DE VERIFICAR LA OCURRENCIA DE ACTOS, HECHOS U OMISIONES DISTINTOS A UNA DISPOSICIÓN LEGAL O SUBLEGAL.

UNIDAD DE MEDIDA: RESOLUCIÓN

META: 60.516

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PROYECTO: 129348 020039000 PROCEDIMIENTOS ESPECIALES

OBJETIVO DEL PROYECTO: REALIZAR LOS PROCEDIMIENTOS ADMINISTRATIVOS SANCIONATORIOS COMO RESULTADO DE LAS ACTUACIONES DE CONTROL REALIZADAS, CON EL FIN DE VERIFICAR LA OCURRENCIA DE ACTOS, HECHOS U OMISIONES DISTINTOS A UNA DISPOSICIÓN LEGAL O SUBLEGAL.

UNIDAD DE MEDIDA: RESOLUCIÓN **META:** 60.516

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 020039001 DETERMINACIÓN DE RESPONSABILIDADES

UNIDAD DE MEDIDA: RESOLUCIÓN **META:** 8.216

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**19.073.067**	**0**	**0**	**0**	**0**	**19.073.067**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.192.465	0	0	0	0	6.192.465
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	5.952.681	0	0	0	0	5.952.681
401	01	99	00	Otras retribuciones	239.784	0	0	0	0	239.784
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	150.304	0	0	0	0	150.304
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	150.304	0	0	0	0	150.304
401	03	00	00	Primas	2.121.115	0	0	0	0	2.121.115
401	03	04	00	Primas por hijos a empleados	212.800	0	0	0	0	212.800
401	03	08	00	Primas de profesionalización a empleados	422.100	0	0	0	0	422.100
401	03	09	00	Primas por antigüedad a empleados	1.126.163	0	0	0	0	1.126.163
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	360.052	0	0	0	0	360.052
401	04	00	00	Complementos de sueldos y salarios	1.247.400	0	0	0	0	1.247.400
401	04	08	00	Bono compensatorio de alimentación a empleados	1.247.400	0	0	0	0	1.247.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.775.058	0	0	0	0	3.775.058
401	05	03	00	Bono vacacional a empleados	3.775.058	0	0	0	0	3.775.058
401	06	00	00	Aportes patronales y legales	1.275.546	0	0	0	0	1.275.546
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	769.794	0	0	0	0	769.794
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	184.877	0	0	0	0	184.877
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	320.875	0	0	0	0	320.875
401	07	00	00	Asistencia socio-económica	1.630.094	0	0	0	0	1.630.094
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	961.358	0	0	0	0	961.358
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	56.000	0	0	0	0	56.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	486.736	0	0	0	0	486.736
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	126.000	0	0	0	0	126.000

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 129348 020039000 PROCEDIMIENTOS ESPECIALES

OBJETIVO DEL PROYECTO: REALIZAR LOS PROCEDIMIENTOS ADMINISTRATIVOS SANCIONATORIOS COMO RESULTADO DE LAS ACTUACIONES DE CONTROL REALIZADAS, CON EL FIN DE VERIFICAR LA OCURRENCIA DE ACTOS, HECHOS U OMISIONES DISTINTOS A UNA DISPOSICIÓN LEGAL O SUBLEGAL.

UNIDAD DE MEDIDA: RESOLUCIÓN **META:** 60.516

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 020039001 DETERMINACIÓN DE RESPONSABILIDADES

UNIDAD DE MEDIDA: RESOLUCIÓN **META:** 8.216

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	00	00	Prestaciones sociales e indemnizaciones	2.681.085	0	0	0	0	2.681.085
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.681.085	0	0	0	0	2.681.085
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**971.685**	**0**	**0**	**0**	**0**	**971.685**
402	01	00	00	Productos alimenticios y agropecuarios	104.291	0	0	0	0	104.291
402	01	01	00	Alimentos y bebidas para personas	104.291	0	0	0	0	104.291
402	05	00	00	Productos de papel, cartón e impresos	222.825	0	0	0	0	222.825
402	05	01	00	Pulpa de madera, papel y cartón	110.345	0	0	0	0	110.345
402	05	02	00	Envases y cajas de papel y cartón	46.500	0	0	0	0	46.500
402	05	03	00	Productos de papel y cartón para oficina	40.000	0	0	0	0	40.000
402	05	04	00	Libros, revistas y periódicos	7.440	0	0	0	0	7.440
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	18.540	0	0	0	0	18.540
402	06	00	00	Productos químicos y derivados	20.088	0	0	0	0	20.088
402	06	03	00	Tintas, pinturas y colorantes	20.088	0	0	0	0	20.088
402	08	00	00	Productos metálicos	36.351	0	0	0	0	36.351
402	08	10	00	Repuestos y accesorios para otros equipos	36.351	0	0	0	0	36.351
402	10	00	00	Productos varios y útiles diversos	588.130	0	0	0	0	588.130
402	10	02	00	Materiales y útiles de limpieza y aseo	138.880	0	0	0	0	138.880
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	209.250	0	0	0	0	209.250
402	10	08	00	Materiales para equipos de computación	240.000	0	0	0	0	240.000
403	**00**	**00**	**00**	**Servicios no personales**	**515.886**	**0**	**0**	**0**	**0**	**515.886**
403	02	00	00	Alquileres de maquinaria y equipos	148.800	0	0	0	0	148.800
403	02	99	00	Alquileres de otras maquinaria y equipos	148.800	0	0	0	0	148.800
403	04	00	00	Servicios básicos	285.246	0	0	0	0	285.246
403	04	01	00	Electricidad	34.131	0	0	0	0	34.131
403	04	03	00	Agua	18.600	0	0	0	0	18.600

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 129348 020039000 PROCEDIMIENTOS ESPECIALES

OBJETIVO DEL PROYECTO: REALIZAR LOS PROCEDIMIENTOS ADMINISTRATIVOS SANCIONATORIOS COMO RESULTADO DE LAS ACTUACIONES DE CONTROL REALIZADAS, CON EL FIN DE VERIFICAR LA OCURRENCIA DE ACTOS, HECHOS U OMISIONES DISTINTOS A UNA DISPOSICIÓN LEGAL O SUBLEGAL.

UNIDAD DE MEDIDA: RESOLUCIÓN **META:** 60.516

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 020039001 DETERMINACIÓN DE RESPONSABILIDADES

UNIDAD DE MEDIDA: RESOLUCIÓN **META:** 8.216

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	04	00	Teléfonos	70.680	0	0	0	0	70.680
403	04	04	01	Servicios de telefonía prestados por organismos públicos	70.680	0	0	0	0	70.680
403	04	05	00	Servicio de comunicaciones	141.360	0	0	0	0	141.360
403	04	06	00	Servicio de aseo urbano y domiciliario	20.475	0	0	0	0	20.475
403	09	00	00	Viáticos y pasajes	74.400	0	0	0	0	74.400
403	09	01	00	Viáticos y pasajes dentro del país	74.400	0	0	0	0	74.400
403	18	00	00	Impuestos indirectos	7.440	0	0	0	0	7.440
403	18	01	00	Impuesto al valor agregado	7.440	0	0	0	0	7.440
				Totales	**20.560.638**	**0**	**0**	**0**	**0**	**20.560.638**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 129348 020039000 PROCEDIMIENTOS ESPECIALES

OBJETIVO DEL PROYECTO: REALIZAR LOS PROCEDIMIENTOS ADMINISTRATIVOS SANCIONATORIOS COMO RESULTADO DE LAS ACTUACIONES DE CONTROL REALIZADAS, CON EL FIN DE VERIFICAR LA OCURRENCIA DE ACTOS, HECHOS U OMISIONES DISTINTOS A UNA DISPOSICIÓN LEGAL O SUBLEGAL.

UNIDAD DE MEDIDA: RESOLUCIÓN **META:** 60.516

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 020039002 DECLARACIÓN JURADA DE PATRIMONIO

UNIDAD DE MEDIDA: ASESORÍA **META:** 52.300

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**13.650.137**	0	0	0	0	**13.650.137**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.010.553	0	0	0	0	5.010.553
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.806.501	0	0	0	0	4.806.501
401	01	99	00	Otras retribuciones	204.052	0	0	0	0	204.052
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	343.889	0	0	0	0	343.889
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	343.889	0	0	0	0	343.889
401	03	00	00	Primas	1.649.259	0	0	0	0	1.649.259
401	03	04	00	Primas por hijos a empleados	100.800	0	0	0	0	100.800
401	03	08	00	Primas de profesionalización a empleados	541.800	0	0	0	0	541.800
401	03	09	00	Primas por antigüedad a empleados	842.999	0	0	0	0	842.999
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	163.660	0	0	0	0	163.660
401	04	00	00	Complementos de sueldos y salarios	1.105.650	0	0	0	0	1.105.650
401	04	08	00	Bono compensatorio de alimentación a empleados	1.105.650	0	0	0	0	1.105.650
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	744.317	0	0	0	0	744.317
401	05	03	00	Bono vacacional a empleados	744.317	0	0	0	0	744.317
401	06	00	00	Aportes patronales y legales	1.091.425	0	0	0	0	1.091.425
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	668.529	0	0	0	0	668.529
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	154.589	0	0	0	0	154.589
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	268.307	0	0	0	0	268.307
401	07	00	00	Asistencia socio-económica	1.461.599	0	0	0	0	1.461.599
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	762.492	0	0	0	0	762.492
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	121.371	0	0	0	0	121.371
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	486.736	0	0	0	0	486.736
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	91.000	0	0	0	0	91.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 129348 020039000 PROCEDIMIENTOS ESPECIALES

OBJETIVO DEL PROYECTO: REALIZAR LOS PROCEDIMIENTOS ADMINISTRATIVOS SANCIONATORIOS COMO RESULTADO DE LAS ACTUACIONES DE CONTROL REALIZADAS, CON EL FIN DE VERIFICAR LA OCURRENCIA DE ACTOS, HECHOS U OMISIONES DISTINTOS A UNA DISPOSICIÓN LEGAL O SUBLEGAL.

UNIDAD DE MEDIDA: RESOLUCIÓN **META:** 60.516

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 020039002 DECLARACIÓN JURADA DE PATRIMONIO

UNIDAD DE MEDIDA: ASESORÍA **META:** 52.300

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	00	00	Prestaciones sociales e indemnizaciones	2.243.445	0	0	0	0	2.243.445
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.243.445	0	0	0	0	2.243.445
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**901.593**	**0**	**0**	**0**	**0**	**901.593**
402	01	00	00	Productos alimenticios y agropecuarios	36.628	0	0	0	0	36.628
402	01	01	00	Alimentos y bebidas para personas	36.628	0	0	0	0	36.628
402	05	00	00	Productos de papel, cartón e impresos	282.160	0	0	0	0	282.160
402	05	01	00	Pulpa de madera, papel y cartón	112.995	0	0	0	0	112.995
402	05	02	00	Envases y cajas de papel y cartón	46.500	0	0	0	0	46.500
402	05	03	00	Productos de papel y cartón para oficina	100.000	0	0	0	0	100.000
402	05	04	00	Libros, revistas y periódicos	3.720	0	0	0	0	3.720
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	18.945	0	0	0	0	18.945
402	06	00	00	Productos químicos y derivados	25.110	0	0	0	0	25.110
402	06	03	00	Tintas, pinturas y colorantes	25.110	0	0	0	0	25.110
402	08	00	00	Productos metálicos	37.095	0	0	0	0	37.095
402	08	10	00	Repuestos y accesorios para otros equipos	37.095	0	0	0	0	37.095
402	10	00	00	Productos varios y útiles diversos	520.600	0	0	0	0	520.600
402	10	02	00	Materiales y útiles de limpieza y aseo	170.500	0	0	0	0	170.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	220.100	0	0	0	0	220.100
402	10	08	00	Materiales para equipos de computación	130.000	0	0	0	0	130.000
403	**00**	**00**	**00**	**Servicios no personales**	**387.827**	**0**	**0**	**0**	**0**	**387.827**
403	02	00	00	Alquileres de maquinaria y equipos	167.400	0	0	0	0	167.400
403	02	99	00	Alquileres de otras maquinaria y equipos	167.400	0	0	0	0	167.400
403	04	00	00	Servicios básicos	150.453	0	0	0	0	150.453
403	04	01	00	Electricidad	26.040	0	0	0	0	26.040
403	04	03	00	Agua	7.440	0	0	0	0	7.440

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 129348 020039000 PROCEDIMIENTOS ESPECIALES

OBJETIVO DEL PROYECTO: REALIZAR LOS PROCEDIMIENTOS ADMINISTRATIVOS SANCIONATORIOS COMO RESULTADO DE LAS ACTUACIONES DE CONTROL REALIZADAS, CON EL FIN DE VERIFICAR LA OCURRENCIA DE ACTOS, HECHOS U OMISIONES DISTINTOS A UNA DISPOSICIÓN LEGAL O SUBLEGAL.

UNIDAD DE MEDIDA: RESOLUCIÓN **META:** 60.516

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 020039002 DECLARACIÓN JURADA DE PATRIMONIO

UNIDAD DE MEDIDA: ASESORÍA **META:** 52.300

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	04	00	Teléfonos	33.480	0	0	0	0	33.480
403	04	04	01	Servicios de telefonía prestados por organismos públicos	33.480	0	0	0	0	33.480
403	04	05	00	Servicio de comunicaciones	66.960	0	0	0	0	66.960
403	04	06	00	Servicio de aseo urbano y domiciliario	16.533	0	0	0	0	16.533
403	09	00	00	Viáticos y pasajes	55.800	0	0	0	0	55.800
403	09	01	00	Viáticos y pasajes dentro del país	55.800	0	0	0	0	55.800
403	18	00	00	Impuestos indirectos	14.174	0	0	0	0	14.174
403	18	01	00	Impuesto al valor agregado	14.174	0	0	0	0	14.174
				Totales	14.939.557	0	0	0	0	14.939.557

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PROYECTO: 129370 020040000 FORTALECIMIENTO DEL PODER POPULAR Y DEL SISTEMA NACIONAL DE CONTROL Y FISCAL

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA NACIONAL DE CONTROL FISCAL (SNCF) Y EL PODER POPULAR, EN LA PARTICIPACIÓN COORDINADA DE SUS INTEGRANTES BAJO LA RECTORÍA DE LA CONTRALORÍA GENERAL DE LA REPÚBLICA MEDIANTE LA ASESORÍA LEGAL Y TÉCNICA, A FIN DE LOGRAR LA UNIDAD DE LOS SISTEMAS Y PROCEDIMIENTOS DE CONTROL QUE GARANTICEN EL EJERCICIO DE LA SOBERANÍA POPULAR.

UNIDAD DE MEDIDA: ASESORÍA **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**313.758**	**0**	**0**	**0**	**0**	**313.758**
402	01	00	00	Productos alimenticios y agropecuarios	104.630	0	0	0	0	104.630
402	01	01	00	Alimentos y bebidas para personas	104.630	0	0	0	0	104.630
402	03	00	00	Textiles y vestuarios	17.048	0	0	0	0	17.048
402	03	01	00	Textiles	12.248	0	0	0	0	12.248
402	03	02	00	Prendas de vestir	2.000	0	0	0	0	2.000
402	03	03	00	Calzados	2.000	0	0	0	0	2.000
402	03	99	00	Otros productos textiles y vestuarios	800	0	0	0	0	800
402	05	00	00	Productos de papel, cartón e impresos	85.748	0	0	0	0	85.748
402	05	01	00	Pulpa de madera, papel y cartón	41.080	0	0	0	0	41.080
402	05	02	00	Envases y cajas de papel y cartón	17.158	0	0	0	0	17.158
402	05	04	00	Libros, revistas y periódicos	7.442	0	0	0	0	7.442
402	05	05	00	Material de enseñanza	2.232	0	0	0	0	2.232
402	05	06	00	Productos de papel y cartón para computación	2.456	0	0	0	0	2.456
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.380	0	0	0	0	10.380
402	05	99	00	Otros productos de pulpa, papel y cartón	5.000	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	34.942	0	0	0	0	34.942
402	06	03	00	Tintas, pinturas y colorantes	34.942	0	0	0	0	34.942
402	10	00	00	Productos varios y útiles diversos	61.390	0	0	0	0	61.390
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	55.390	0	0	0	0	55.390
402	10	13	00	Materiales fotográficos	6.000	0	0	0	0	6.000
402	99	00	00	Otros materiales y suministros	10.000	0	0	0	0	10.000
402	99	01	00	Otros materiales y suministros	10.000	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**605.976**	**0**	**0**	**0**	**0**	**605.976**
403	06	00	00	Servicios de transporte y almacenaje	54	0	0	0	0	54
403	06	03	00	Estacionamiento	46	0	0	0	0	46
403	06	04	00	Peaje	8	0	0	0	0	8
403	07	00	00	Servicios de información, impresión y relaciones públicas	214.454	0	0	0	0	214.454
403	07	01	00	Publicidad y propaganda	4.000	0	0	0	0	4.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PROYECTO: 129370 020040000 FORTALECIMIENTO DEL PODER POPULAR Y DEL SISTEMA NACIONAL DE CONTROL Y FISCAL

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA NACIONAL DE CONTROL FISCAL (SNCF) Y EL PODER POPULAR, EN LA PARTICIPACIÓN COORDINADA DE SUS INTEGRANTES BAJO LA RECTORÍA DE LA CONTRALORÍA GENERAL DE LA REPÚBLICA MEDIANTE LA ASESORÍA LEGAL Y TÉCNICA, A FIN DE LOGRAR LA UNIDAD DE LOS SISTEMAS Y PROCEDIMIENTOS DE CONTROL QUE GARANTICEN EL EJERCICIO DE LA SOBERANÍA POPULAR.

UNIDAD DE MEDIDA: ASESORÍA **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	02	00	Imprenta y reproducción	120.454	0	0	0	0	120.454
403	07	03	00	Relaciones sociales	90.000	0	0	0	0	90.000
403	09	00	00	Viáticos y pasajes	262.338	0	0	0	0	262.338
403	09	01	00	Viáticos y pasajes dentro del país	107.024	0	0	0	0	107.024
403	09	02	00	Viáticos y pasajes fuera del país	155.314	0	0	0	0	155.314
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	40.000	0	0	0	0	40.000
403	10	11	00	Servicios para la elaboración y suministro de comida	40.000	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	49.130	0	0	0	0	49.130
403	18	01	00	Impuesto al valor agregado	47.930	0	0	0	0	47.930
403	18	99	00	Otros impuestos indirectos	1.200	0	0	0	0	1.200
403	99	00	00	Otros servicios no personales	40.000	0	0	0	0	40.000
403	99	01	00	Otros servicios no personales	40.000	0	0	0	0	40.000
404	**00**	**00**	**00**	**Activos reales**	**80.266**	**0**	**0**	**0**	**0**	**80.266**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	77.466	0	0	0	0	77.466
404	09	02	00	Equipos de computación	77.466	0	0	0	0	77.466
404	12	00	00	Activos intangibles	800	0	0	0	0	800
404	12	04	00	Paquetes y programas de computación	800	0	0	0	0	800
404	99	00	00	Otros activos reales	2.000	0	0	0	0	2.000
404	99	01	00	Otros activos reales	2.000	0	0	0	0	2.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 02 - 45

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PROYECTO: 129370 020040000 FORTALECIMIENTO DEL PODER POPULAR Y DEL SISTEMA NACIONAL DE CONTROL Y FISCAL

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA NACIONAL DE CONTROL FISCAL (SNCF) Y EL PODER POPULAR, EN LA PARTICIPACIÓN COORDINADA DE SUS INTEGRANTES BAJO LA RECTORÍA DE LA CONTRALORÍA GENERAL DE LA REPÚBLICA MEDIANTE LA ASESORÍA LEGAL Y TÉCNICA, A FIN DE LOGRAR LA UNIDAD DE LOS SISTEMAS Y PROCEDIMIENTOS DE CONTROL QUE GARANTICEN EL EJERCICIO DE LA SOBERANÍA POPULAR.

UNIDAD DE MEDIDA: ASESORÍA **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR **PRESUPUESTO:** **2016**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PROYECTO: 129370 020040000 FORTALECIMIENTO DEL PODER POPULAR Y DEL SISTEMA NACIONAL DE CONTROL Y FISCAL

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA NACIONAL DE CONTROL FISCAL (SNCF) Y EL PODER POPULAR, EN LA PARTICIPACIÓN COORDINADA DE SUS INTEGRANTES BAJO LA RECTORÍA DE LA CONTRALORÍA GENERAL DE LA REPÚBLICA MEDIANTE LA ASESORÍA LEGAL Y TÉCNICA, A FIN DE LOGRAR LA UNIDAD DE LOS SISTEMAS Y PROCEDIMIENTOS DE CONTROL QUE GARANTICEN EL EJERCICIO DE LA SOBERANÍA POPULAR.

UNIDAD DE MEDIDA: ASESORÍA **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 020040001 FORTALECIMIENTO DEL PODER POPULAR

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**156.879**	**0**	**0**	**0**	**0**	**156.879**
402	01	00	00	Productos alimenticios y agropecuarios	52.315	0	0	0	0	52.315
402	01	01	00	Alimentos y bebidas para personas	52.315	0	0	0	0	52.315
402	03	00	00	Textiles y vestuarios	8.524	0	0	0	0	8.524
402	03	01	00	Textiles	6.124	0	0	0	0	6.124
402	03	02	00	Prendas de vestir	1.000	0	0	0	0	1.000
402	03	03	00	Calzados	1.000	0	0	0	0	1.000
402	03	99	00	Otros productos textiles y vestuarios	400	0	0	0	0	400
402	05	00	00	Productos de papel, cartón e impresos	42.874	0	0	0	0	42.874
402	05	01	00	Pulpa de madera, papel y cartón	20.540	0	0	0	0	20.540
402	05	02	00	Envases y cajas de papel y cartón	8.579	0	0	0	0	8.579
402	05	04	00	Libros, revistas y periódicos	3.721	0	0	0	0	3.721
402	05	05	00	Material de enseñanza	1.116	0	0	0	0	1.116
402	05	06	00	Productos de papel y cartón para computación	1.228	0	0	0	0	1.228
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.190	0	0	0	0	5.190
402	05	99	00	Otros productos de pulpa, papel y cartón	2.500	0	0	0	0	2.500
402	06	00	00	Productos químicos y derivados	17.471	0	0	0	0	17.471
402	06	03	00	Tintas, pinturas y colorantes	17.471	0	0	0	0	17.471
402	10	00	00	Productos varios y útiles diversos	30.695	0	0	0	0	30.695
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	27.695	0	0	0	0	27.695
402	10	13	00	Materiales fotográficos	3.000	0	0	0	0	3.000
402	99	00	00	Otros materiales y suministros	5.000	0	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	5.000	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**302.988**	**0**	**0**	**0**	**0**	**302.988**
403	06	00	00	Servicios de transporte y almacenaje	27	0	0	0	0	27

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PROYECTO: 129370 020040000 FORTALECIMIENTO DEL PODER POPULAR Y DEL SISTEMA NACIONAL DE CONTROL Y FISCAL

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA NACIONAL DE CONTROL FISCAL (SNCF) Y EL PODER POPULAR, EN LA PARTICIPACIÓN COORDINADA DE SUS INTEGRANTES BAJO LA RECTORÍA DE LA CONTRALORÍA GENERAL DE LA REPÚBLICA MEDIANTE LA ASESORÍA LEGAL Y TÉCNICA, A FIN DE LOGRAR LA UNIDAD DE LOS SISTEMAS Y PROCEDIMIENTOS DE CONTROL QUE GARANTICEN EL EJERCICIO DE LA SOBERANÍA POPULAR.

UNIDAD DE MEDIDA: ASESORÍA **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 020040001 FORTALECIMIENTO DEL PODER POPULAR

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	03	00	Estacionamiento	23	0	0	0	0	23
403	06	04	00	Peaje	4	0	0	0	0	4
403	07	00	00	Servicios de información, impresión y relaciones públicas	107.227	0	0	0	0	107.227
403	07	01	00	Publicidad y propaganda	2.000	0	0	0	0	2.000
403	07	02	00	Imprenta y reproducción	60.227	0	0	0	0	60.227
403	07	03	00	Relaciones sociales	45.000	0	0	0	0	45.000
403	09	00	00	Viáticos y pasajes	131.169	0	0	0	0	131.169
403	09	01	00	Viáticos y pasajes dentro del país	53.512	0	0	0	0	53.512
403	09	02	00	Viáticos y pasajes fuera del país	77.657	0	0	0	0	77.657
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	20.000	0	0	0	0	20.000
403	10	11	00	Servicios para la elaboración y suministro de comida	20.000	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	24.565	0	0	0	0	24.565
403	18	01	00	Impuesto al valor agregado	23.965	0	0	0	0	23.965
403	18	99	00	Otros impuestos indirectos	600	0	0	0	0	600
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	20.000
404	**00**	**00**	**00**	**Activos reales**	**40.133**	**0**	**0**	**0**	**0**	**40.133**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	38.733	0	0	0	0	38.733
404	09	02	00	Equipos de computación	38.733	0	0	0	0	38.733
404	12	00	00	Activos intangibles	400	0	0	0	0	400
404	12	04	00	Paquetes y programas de computación	400	0	0	0	0	400
404	99	00	00	Otros activos reales	1.000	0	0	0	0	1.000
404	99	01	00	Otros activos reales	1.000	0	0	0	0	1.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	**500.000**

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PROYECTO: 129370 020040000 FORTALECIMIENTO DEL PODER POPULAR Y DEL SISTEMA NACIONAL DE CONTROL Y FISCAL

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA NACIONAL DE CONTROL FISCAL (SNCF) Y EL PODER POPULAR, EN LA PARTICIPACIÓN COORDINADA DE SUS INTEGRANTES BAJO LA RECTORÍA DE LA CONTRALORÍA GENERAL DE LA REPÚBLICA MEDIANTE LA ASESORÍA LEGAL Y TÉCNICA, A FIN DE LOGRAR LA UNIDAD DE LOS SISTEMAS Y PROCEDIMIENTOS DE CONTROL QUE GARANTICEN EL EJERCICIO DE LA SOBERANÍA POPULAR.

UNIDAD DE MEDIDA: ASESORÍA **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 020040002 FORTALECIMIENTO DEL SISTEMA NACIONAL DE CONTROL FISCAL

UNIDAD DE MEDIDA: ASESORÍA **META:** 7

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**156.879**	**0**	**0**	**0**	**0**	**156.879**
402	01	00	00	Productos alimenticios y agropecuarios	52.315	0	0	0	0	52.315
402	01	01	00	Alimentos y bebidas para personas	52.315	0	0	0	0	52.315
402	03	00	00	Textiles y vestuarios	8.524	0	0	0	0	8.524
402	03	01	00	Textiles	6.124	0	0	0	0	6.124
402	03	02	00	Prendas de vestir	1.000	0	0	0	0	1.000
402	03	03	00	Calzados	1.000	0	0	0	0	1.000
402	03	99	00	Otros productos textiles y vestuarios	400	0	0	0	0	400
402	05	00	00	Productos de papel, cartón e impresos	42.874	0	0	0	0	42.874
402	05	01	00	Pulpa de madera, papel y cartón	20.540	0	0	0	0	20.540
402	05	02	00	Envases y cajas de papel y cartón	8.579	0	0	0	0	8.579
402	05	04	00	Libros, revistas y periódicos	3.721	0	0	0	0	3.721
402	05	05	00	Material de enseñanza	1.116	0	0	0	0	1.116
402	05	06	00	Productos de papel y cartón para computación	1.228	0	0	0	0	1.228
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.190	0	0	0	0	5.190
402	05	99	00	Otros productos de pulpa, papel y cartón	2.500	0	0	0	0	2.500
402	06	00	00	Productos químicos y derivados	17.471	0	0	0	0	17.471
402	06	03	00	Tintas, pinturas y colorantes	17.471	0	0	0	0	17.471
402	10	00	00	Productos varios y útiles diversos	30.695	0	0	0	0	30.695
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	27.695	0	0	0	0	27.695
402	10	13	00	Materiales fotográficos	3.000	0	0	0	0	3.000
402	99	00	00	Otros materiales y suministros	5.000	0	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	5.000	0	0	0	0	5.000
403	00	00	00	**Servicios no personales**	**302.988**	**0**	**0**	**0**	**0**	**302.988**
403	06	00	00	Servicios de transporte y almacenaje	27	0	0	0	0	27

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PROYECTO: 129370 020040000 FORTALECIMIENTO DEL PODER POPULAR Y DEL SISTEMA NACIONAL DE CONTROL Y FISCAL

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA NACIONAL DE CONTROL FISCAL (SNCF) Y EL PODER POPULAR, EN LA PARTICIPACIÓN COORDINADA DE SUS INTEGRANTES BAJO LA RECTORÍA DE LA CONTRALORÍA GENERAL DE LA REPÚBLICA MEDIANTE LA ASESORÍA LEGAL Y TÉCNICA, A FIN DE LOGRAR LA UNIDAD DE LOS SISTEMAS Y PROCEDIMIENTOS DE CONTROL QUE GARANTICEN EL EJERCICIO DE LA SOBERANÍA POPULAR.

UNIDAD DE MEDIDA: ASESORÍA **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 020040002 FORTALECIMIENTO DEL SISTEMA NACIONAL DE CONTROL FISCAL

UNIDAD DE MEDIDA: ASESORÍA **META:** 7

RESPONSABLE/EJECUTOR: DESPACHO DEL SUB CONTRALOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	03	00	Estacionamiento	23	0	0	0	0	23
403	06	04	00	Peaje	4	0	0	0	0	4
403	07	00	00	Servicios de información, impresión y relaciones públicas	107.227	0	0	0	0	107.227
403	07	01	00	Publicidad y propaganda	2.000	0	0	0	0	2.000
403	07	02	00	Imprenta y reproducción	60.227	0	0	0	0	60.227
403	07	03	00	Relaciones sociales	45.000	0	0	0	0	45.000
403	09	00	00	Viáticos y pasajes	131.169	0	0	0	0	131.169
403	09	01	00	Viáticos y pasajes dentro del país	53.512	0	0	0	0	53.512
403	09	02	00	Viáticos y pasajes fuera del país	77.657	0	0	0	0	77.657
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	20.000	0	0	0	0	20.000
403	10	11	00	Servicios para la elaboración y suministro de comida	20.000	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	24.565	0	0	0	0	24.565
403	18	01	00	Impuesto al valor agregado	23.965	0	0	0	0	23.965
403	18	99	00	Otros impuestos indirectos	600	0	0	0	0	600
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	20.000
404	**00**	**00**	**00**	**Activos reales**	**40.133**	**0**	**0**	**0**	**0**	**40.133**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	38.733	0	0	0	0	38.733
404	09	02	00	Equipos de computación	38.733	0	0	0	0	38.733
404	12	00	00	Activos intangibles	400	0	0	0	0	400
404	12	04	00	Paquetes y programas de computación	400	0	0	0	0	400
404	99	00	00	Otros activos reales	1.000	0	0	0	0	1.000
404	99	01	00	Otros activos reales	1.000	0	0	0	0	1.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 029999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 122.843.493

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**122.843.493**	**0**	**0**	**0**	**0**	**122.843.493**
407	01	00	00	Transferencias y donaciones corrientes internas	122.843.493	0	0	0	0	122.843.493
407	01	03	00	Transferencias corrientes internas al sector público	122.843.493	0	0	0	0	122.843.493
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	122.843.493	0	0	0	0	122.843.493
				Totales	**122.843.493**	**0**	**0**	**0**	**0**	**122.843.493**

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 029999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 122.843.493

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**122.843.493**	**0**	**0**	**0**	**0**	**122.843.493**
407	01	00	00	Transferencias y donaciones corrientes internas	122.843.493	0	0	0	0	122.843.493
407	01	03	00	Transferencias corrientes internas al sector público	122.843.493	0	0	0	0	122.843.493
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	122.843.493	0	0	0	0	122.843.493
				- A0398 Fundación Instituto de Altos Estudios de Control Fiscal y Auditoria de Estado Gumersindo Torres (COFAE)	13.899.653	0	0	0	0	13.899.653
				- A0416 Fundación para los Servicios de Salud y Previsión Social de la Contraloría General de la República (SERSACON)	108.943.840	0	0	0	0	108.943.840
				Totales	**122.843.493**	**0**	**0**	**0**	**0**	**122.843.493**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 029999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 122.843.493

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 029999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN INSTITUTO DE ALTOS ESTUDIOS DE CONTROL FISCAL Y AUDITORIA DE ESTADO GUMERSINDO TORRES (COFAE)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 13.899.653

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**13.899.653**	**0**	**0**	**0**	**0**	**13.899.653**
407	01	00	00	Transferencias y donaciones corrientes internas	13.899.653	0	0	0	0	13.899.653
407	01	03	00	Transferencias corrientes internas al sector público	13.899.653	0	0	0	0	13.899.653
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	13.899.653	0	0	0	0	13.899.653
				Totales	**13.899.653**	**0**	**0**	**0**	**0**	**13.899.653**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

02 - 53

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 029999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 122.843.493

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 029999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA LOS SERVICIOS DE SALUD Y PREVISIÓN SOCIAL DE LA CONTRALORÍA GENERAL DE LA REPÚBLICA (SERSACON)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 108.943.840

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**108.943.840**	**0**	**0**	**0**	**0**	**108.943.840**
407	01	00	00	Transferencias y donaciones corrientes internas	108.943.840	0	0	0	0	108.943.840
407	01	03	00	Transferencias corrientes internas al sector público	108.943.840	0	0	0	0	108.943.840
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	108.943.840	0	0	0	0	108.943.840
				Totales	**108.943.840**	**0**	**0**	**0**	**0**	**108.943.840**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**351.607.499**	0	0	0	0	**351.607.499**
401	01	00	00	Sueldos, salarios y otras retribuciones	165.181.942	0	0	0	0	165.181.942
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	70.030.614	0	0	0	0	70.030.614
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	190.676	0	0	0	0	190.676
401	01	03	00	Suplencias a empleados	300.000	0	0	0	0	300.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	10.112.131	0	0	0	0	10.112.131
401	01	18	00	Remuneraciones al personal contratado	11.300.000	0	0	0	0	11.300.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	7.400.000	0	0	0	0	7.400.000
401	01	18	02	Remuneraciones por honorarios profesionales	3.900.000	0	0	0	0	3.900.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.076.000	0	0	0	0	1.076.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	623.700	0	0	0	0	623.700
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	521.859	0	0	0	0	521.859
401	01	99	00	Otras retribuciones	71.026.962	0	0	0	0	71.026.962
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	9.226.274	0	0	0	0	9.226.274
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	8.876.423	0	0	0	0	8.876.423
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	40.900	0	0	0	0	40.900
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	308.951	0	0	0	0	308.951
401	03	00	00	Primas	17.494.590	0	0	0	0	17.494.590
401	03	04	00	Primas por hijos a empleados	2.167.200	0	0	0	0	2.167.200
401	03	08	00	Primas de profesionalización a empleados	3.668.700	0	0	0	0	3.668.700
401	03	09	00	Primas por antigüedad a empleados	9.431.888	0	0	0	0	9.431.888
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.382.024	0	0	0	0	1.382.024
401	03	19	00	Primas por hijos de obreros	218.400	0	0	0	0	218.400
401	03	21	00	Primas por antigüedad a obreros	626.378	0	0	0	0	626.378
401	04	00	00	Complementos de sueldos y salarios	21.331.550	0	0	0	0	21.331.550
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	4.890.200	0	0	0	0	4.890.200
401	04	02	00	Complemento a empleados por trabajo nocturno	1.391.500	0	0	0	0	1.391.500
401	04	08	00	Bono compensatorio de alimentación a empleados	12.219.550	0	0	0	0	12.219.550
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	488.000	0	0	0	0	488.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	25.100	0	0	0	0	25.100
401	04	17	00	Complemento a obreros por gastos de transporte	240.000	0	0	0	0	240.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	1.324.350	0	0	0	0	1.324.350
401	04	26	00	Bono compensatorio de alimentación al personal contratado	664.200	0	0	0	0	664.200
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	64.350	0	0	0	0	64.350
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	24.300	0	0	0	0	24.300
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	9.246.975	0	0	0	0	9.246.975
401	05	03	00	Bono vacacional a empleados	7.638.482	0	0	0	0	7.638.482
401	05	06	00	Bono vacacional a obreros	441.880	0	0	0	0	441.880
401	05	08	00	Bono vacacional al personal contratado	388.890	0	0	0	0	388.890
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	73.458	0	0	0	0	73.458
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	643.075	0	0	0	0	643.075
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	61.190	0	0	0	0	61.190
401	06	00	00	Aportes patronales y legales	13.771.556	0	0	0	0	13.771.556
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	7.927.232	0	0	0	0	7.927.232
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.671.718	0	0	0	0	1.671.718
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.732.161	0	0	0	0	2.732.161
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	440.992	0	0	0	0	440.992
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	85.748	0	0	0	0	85.748
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	166.021	0	0	0	0	166.021
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	438.465	0	0	0	0	438.465
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	119.243	0	0	0	0	119.243
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	46.798	0	0	0	0	46.798
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	26.480	0	0	0	0	26.480
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	15.258	0	0	0	0	15.258
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	46.798	0	0	0	0	46.798
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	41.932	0	0	0	0	41.932
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	12.710	0	0	0	0	12.710
401	07	00	00	Asistencia socio-económica	71.002.480	0	0	0	0	71.002.480
401	07	01	00	Capacitación y adiestramiento a empleados	60.000	0	0	0	0	60.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	7.771.428	0	0	0	0	7.771.428
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus	3.045.409	0	0	0	0	3.045.409

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				hijos						
401	07	10	00	Dotación de uniformes a empleados	40.000.000	0	0	0	0	40.000.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	7.090.128	0	0	0	0	7.090.128
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	266.000	0	0	0	0	266.000
401	07	17	00	Capacitación y adiestramiento a obreros	500.000	0	0	0	0	500.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	413.293	0	0	0	0	413.293
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	152.000	0	0	0	0	152.000
401	07	26	00	Dotación de uniformes a obreros	10.000.000	0	0	0	0	10.000.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.060.800	0	0	0	0	1.060.800
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	98.000	0	0	0	0	98.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	79.336	0	0	0	0	79.336
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	66.086	0	0	0	0	66.086
401	07	97	00	Otras subvenciones a obreros	400.000	0	0	0	0	400.000
401	08	00	00	Prestaciones sociales e indemnizaciones	44.352.132	0	0	0	0	44.352.132
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	41.279.477	0	0	0	0	41.279.477
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.495.357	0	0	0	0	1.495.357
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.172.401	0	0	0	0	1.172.401
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	220.874	0	0	0	0	220.874
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	184.023	0	0	0	0	184.023
403	**00**	**00**	**00**	**Servicios no personales**	**23.838.694**	**0**	**0**	**0**	**0**	**23.838.694**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	500.000	0	0	0	0	500.000
403	10	07	00	Servicios de capacitación y adiestramiento	500.000	0	0	0	0	500.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	10.400.000	0	0	0	0	10.400.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	10.400.000	0	0	0	0	10.400.000
403	18	00	00	Impuestos indirectos	12.621.415	0	0	0	0	12.621.415
403	18	01	00	Impuesto al valor agregado	12.621.415	0	0	0	0	12.621.415
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	317.279	0	0	0	0	317.279
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	317.279	0	0	0	0	317.279
				Totales	**375.446.193**	**0**	**0**	**0**	**0**	**375.446.193**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 02 - 57

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 020001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**351.607.499**	0	0	0	0	**351.607.499**
401	01	00	00	Sueldos, salarios y otras retribuciones	165.181.942	0	0	0	0	165.181.942
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	70.030.614	0	0	0	0	70.030.614
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	190.676	0	0	0	0	190.676
401	01	03	00	Suplencias a empleados	300.000	0	0	0	0	300.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	10.112.131	0	0	0	0	10.112.131
401	01	18	00	Remuneraciones al personal contratado	11.300.000	0	0	0	0	11.300.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	7.400.000	0	0	0	0	7.400.000
401	01	18	02	Remuneraciones por honorarios profesionales	3.900.000	0	0	0	0	3.900.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.076.000	0	0	0	0	1.076.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	623.700	0	0	0	0	623.700
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	521.859	0	0	0	0	521.859
401	01	99	00	Otras retribuciones	71.026.962	0	0	0	0	71.026.962
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	9.226.274	0	0	0	0	9.226.274
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	8.876.423	0	0	0	0	8.876.423
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	40.900	0	0	0	0	40.900
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	308.951	0	0	0	0	308.951
401	03	00	00	Primas	17.494.590	0	0	0	0	17.494.590
401	03	04	00	Primas por hijos a empleados	2.167.200	0	0	0	0	2.167.200
401	03	08	00	Primas de profesionalización a empleados	3.668.700	0	0	0	0	3.668.700
401	03	09	00	Primas por antigüedad a empleados	9.431.888	0	0	0	0	9.431.888
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.382.024	0	0	0	0	1.382.024
401	03	19	00	Primas por hijos de obreros	218.400	0	0	0	0	218.400
401	03	21	00	Primas por antigüedad a obreros	626.378	0	0	0	0	626.378
401	04	00	00	Complementos de sueldos y salarios	21.331.550	0	0	0	0	21.331.550
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	4.890.200	0	0	0	0	4.890.200
401	04	02	00	Complemento a empleados por trabajo nocturno	1.391.500	0	0	0	0	1.391.500

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 020001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	08	00	Bono compensatorio de alimentación a empleados	12.219.550	0	0	0	0	12.219.550
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	488.000	0	0	0	0	488.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	25.100	0	0	0	0	25.100
401	04	17	00	Complemento a obreros por gastos de transporte	240.000	0	0	0	0	240.000
401	04	18	00	Bono compensatorio de alimentación a obreros	1.324.350	0	0	0	0	1.324.350
401	04	26	00	Bono compensatorio de alimentación al personal contratado	664.200	0	0	0	0	664.200
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	64.350	0	0	0	0	64.350
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	24.300	0	0	0	0	24.300
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	9.246.975	0	0	0	0	9.246.975
401	05	03	00	Bono vacacional a empleados	7.638.482	0	0	0	0	7.638.482
401	05	06	00	Bono vacacional a obreros	441.880	0	0	0	0	441.880
401	05	08	00	Bono vacacional al personal contratado	388.890	0	0	0	0	388.890
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	73.458	0	0	0	0	73.458
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	643.075	0	0	0	0	643.075
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	61.190	0	0	0	0	61.190
401	06	00	00	Aportes patronales y legales	13.771.556	0	0	0	0	13.771.556
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	7.927.232	0	0	0	0	7.927.232
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.671.718	0	0	0	0	1.671.718
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.732.161	0	0	0	0	2.732.161
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	440.992	0	0	0	0	440.992
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	85.748	0	0	0	0	85.748
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	166.021	0	0	0	0	166.021
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	438.465	0	0	0	0	438.465
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	119.243	0	0	0	0	119.243
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	46.798	0	0	0	0	46.798
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	26.480	0	0	0	0	26.480

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 020001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	15.258	0	0	0	0	15.258
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	46.798	0	0	0	0	46.798
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	41.932	0	0	0	0	41.932
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	12.710	0	0	0	0	12.710
401	07	00	00	Asistencia socio-económica	71.002.480	0	0	0	0	71.002.480
401	07	01	00	Capacitación y adiestramiento a empleados	60.000	0	0	0	0	60.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	7.771.428	0	0	0	0	7.771.428
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.045.409	0	0	0	0	3.045.409
401	07	10	00	Dotación de uniformes a empleados	40.000.000	0	0	0	0	40.000.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	7.090.128	0	0	0	0	7.090.128
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	266.000	0	0	0	0	266.000
401	07	17	00	Capacitación y adiestramiento a obreros	500.000	0	0	0	0	500.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	413.293	0	0	0	0	413.293
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	152.000	0	0	0	0	152.000
401	07	26	00	Dotación de uniformes a obreros	10.000.000	0	0	0	0	10.000.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.060.800	0	0	0	0	1.060.800
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	98.000	0	0	0	0	98.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	79.336	0	0	0	0	79.336
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	66.086	0	0	0	0	66.086
401	07	97	00	Otras subvenciones a obreros	400.000	0	0	0	0	400.000
401	08	00	00	Prestaciones sociales e indemnizaciones	44.352.132	0	0	0	0	44.352.132
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	41.279.477	0	0	0	0	41.279.477
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.495.357	0	0	0	0	1.495.357
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.172.401	0	0	0	0	1.172.401
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	220.874	0	0	0	0	220.874
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	184.023	0	0	0	0	184.023

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 020001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**23.838.694**	**0**	**0**	**0**	**0**	**23.838.694**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	500.000	0	0	0	0	500.000
403	10	07	00	Servicios de capacitación y adiestramiento	500.000	0	0	0	0	500.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	10.400.000	0	0	0	0	10.400.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	10.400.000	0	0	0	0	10.400.000
403	18	00	00	Impuestos indirectos	12.621.415	0	0	0	0	12.621.415
403	18	01	00	Impuesto al valor agregado	12.621.415	0	0	0	0	12.621.415
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	317.279	0	0	0	0	317.279
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	317.279	0	0	0	0	317.279
				Totales	**375.446.193**	**0**	**0**	**0**	**0**	**375.446.193**

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**78.969.516**	**0**	**0**	**0**	**0**	**78.969.516**
402	01	00	00	Productos alimenticios y agropecuarios	9.792.177	0	0	0	0	9.792.177
402	01	01	00	Alimentos y bebidas para personas	9.773.577	0	0	0	0	9.773.577
402	01	03	00	Productos agrícolas y pecuarios	18.600	0	0	0	0	18.600
402	02	00	00	Productos de minas, canteras y yacimientos	154.830	0	0	0	0	154.830
402	02	04	00	Mineral no ferroso	60.190	0	0	0	0	60.190
402	02	05	00	Piedra, arcilla, arena y tierra	72.320	0	0	0	0	72.320
402	02	99	00	Otros productos de minas, canteras y yacimientos	22.320	0	0	0	0	22.320
402	03	00	00	Textiles y vestuarios	1.736.434	0	0	0	0	1.736.434
402	03	01	00	Textiles	1.020.601	0	0	0	0	1.020.601
402	03	02	00	Prendas de vestir	500.000	0	0	0	0	500.000
402	03	03	00	Calzados	100.000	0	0	0	0	100.000
402	03	99	00	Otros productos textiles y vestuarios	115.833	0	0	0	0	115.833
402	04	00	00	Productos de cuero y caucho	4.098.820	0	0	0	0	4.098.820
402	04	01	00	Cueros y pieles	137.200	0	0	0	0	137.200
402	04	02	00	Productos de cuero y sucedáneos del cuero	233.176	0	0	0	0	233.176
402	04	03	00	Cauchos y tripas para vehículos	3.720.000	0	0	0	0	3.720.000
402	04	99	00	Otros productos de cuero y caucho	8.444	0	0	0	0	8.444
402	05	00	00	Productos de papel, cartón e impresos	7.062.273	0	0	0	0	7.062.273
402	05	01	00	Pulpa de madera, papel y cartón	3.058.600	0	0	0	0	3.058.600
402	05	02	00	Envases y cajas de papel y cartón	902.517	0	0	0	0	902.517
402	05	03	00	Productos de papel y cartón para oficina	1.880.000	0	0	0	0	1.880.000
402	05	04	00	Libros, revistas y periódicos	361.037	0	0	0	0	361.037
402	05	05	00	Material de enseñanza	100.000	0	0	0	0	100.000
402	05	06	00	Productos de papel y cartón para computación	204.600	0	0	0	0	204.600
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	542.499	0	0	0	0	542.499
402	05	99	00	Otros productos de pulpa, papel y cartón	13.020	0	0	0	0	13.020
402	06	00	00	Productos químicos y derivados	10.163.169	0	0	0	0	10.163.169
402	06	01	00	Sustancias químicas y de uso industrial	446.400	0	0	0	0	446.400
402	06	02	00	Abonos, plaguicidas y otros	41.536	0	0	0	0	41.536
402	06	03	00	Tintas, pinturas y colorantes	2.376.077	0	0	0	0	2.376.077
402	06	04	00	Productos farmacéuticos y medicamentos	3.813.000	0	0	0	0	3.813.000
402	06	05	00	Productos de tocador	561.550	0	0	0	0	561.550

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	06	00	Combustibles y lubricantes	1.734.063	0	0	0	0	1.734.063
402	06	08	00	Productos plásticos	1.049.120	0	0	0	0	1.049.120
402	06	09	00	Mezclas explosivas	48.423	0	0	0	0	48.423
402	06	99	00	Otros productos de la industria química y conexos	93.000	0	0	0	0	93.000
402	07	00	00	Productos minerales no metálicos	698.482	0	0	0	0	698.482
402	07	01	00	Productos de barro, loza y porcelana	105.648	0	0	0	0	105.648
402	07	02	00	Vidrios y productos de vidrio	444.962	0	0	0	0	444.962
402	07	03	00	Productos de arcilla para construcción	93.840	0	0	0	0	93.840
402	07	04	00	Cemento, cal y yeso	54.032	0	0	0	0	54.032
402	08	00	00	Productos metálicos	15.837.662	0	0	0	0	15.837.662
402	08	01	00	Productos primarios de hierro y acero	17.000	0	0	0	0	17.000
402	08	02	00	Productos de metales no ferrosos	17.446	0	0	0	0	17.446
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	7.399.400	0	0	0	0	7.399.400
402	08	04	00	Productos metálicos estructurales	86.973	0	0	0	0	86.973
402	08	05	00	Materiales de orden público, seguridad y defensa	1.252.800	0	0	0	0	1.252.800
402	08	07	00	Material de señalamiento	538.824	0	0	0	0	538.824
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.366.600	0	0	0	0	3.366.600
402	08	10	00	Repuestos y accesorios para otros equipos	3.009.819	0	0	0	0	3.009.819
402	08	99	00	Otros productos metálicos	148.800	0	0	0	0	148.800
402	09	00	00	Productos de madera	35.749	0	0	0	0	35.749
402	09	01	00	Productos primarios de madera	14.545	0	0	0	0	14.545
402	09	02	00	Muebles y accesorios de madera para edificaciones	11.532	0	0	0	0	11.532
402	09	99	00	Otros productos de madera	9.672	0	0	0	0	9.672
402	10	00	00	Productos varios y útiles diversos	27.439.120	0	0	0	0	27.439.120
402	10	01	00	Artículos de deporte, recreación y juguetes	199.998	0	0	0	0	199.998
402	10	02	00	Materiales y útiles de limpieza y aseo	5.582.030	0	0	0	0	5.582.030
402	10	03	00	Utensilios de cocina y comedor	970.842	0	0	0	0	970.842
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	939.804	0	0	0	0	939.804
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.004.580	0	0	0	0	3.004.580
402	10	06	00	Condecoraciones, ofrendas y similares	2.102.300	0	0	0	0	2.102.300
402	10	07	00	Productos de seguridad en el trabajo	2.612.681	0	0	0	0	2.612.681
402	10	08	00	Materiales para equipos de computación	3.760.000	0	0	0	0	3.760.000
402	10	09	00	Especies timbradas y valores	9.300	0	0	0	0	9.300

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	11	00	Materiales eléctricos	5.765.525	0	0	0	0	5.765.525
402	10	12	00	Materiales para instalaciones sanitarias	839.772	0	0	0	0	839.772
402	10	13	00	Materiales fotográficos	60.394	0	0	0	0	60.394
402	10	99	00	Otros productos y útiles diversos	1.591.894	0	0	0	0	1.591.894
402	99	00	00	Otros materiales y suministros	1.950.800	0	0	0	0	1.950.800
402	99	01	00	Otros materiales y suministros	1.950.800	0	0	0	0	1.950.800
403	**00**	**00**	**00**	**Servicios no personales**	**104.845.022**	**0**	**0**	**0**	**0**	**104.845.022**
403	01	00	00	Alquileres de inmuebles	605.950	0	0	0	0	605.950
403	01	01	00	Alquileres de edificios y locales	558.000	0	0	0	0	558.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	47.950	0	0	0	0	47.950
403	02	00	00	Alquileres de maquinaria y equipos	6.117.830	0	0	0	0	6.117.830
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	683.922	0	0	0	0	683.922
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	83.514	0	0	0	0	83.514
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	68.634	0	0	0	0	68.634
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	141.360	0	0	0	0	141.360
403	02	99	00	Alquileres de otras maquinaria y equipos	5.140.400	0	0	0	0	5.140.400
403	03	00	00	Derechos sobre bienes intangibles	251.576	0	0	0	0	251.576
403	03	02	00	Derechos de autor	251.576	0	0	0	0	251.576
403	04	00	00	Servicios básicos	7.317.225	0	0	0	0	7.317.225
403	04	01	00	Electricidad	460.536	0	0	0	0	460.536
403	04	02	00	Gas	77.414	0	0	0	0	77.414
403	04	03	00	Agua	179.304	0	0	0	0	179.304
403	04	04	00	Teléfonos	2.293.455	0	0	0	0	2.293.455
403	04	04	01	Servicios de telefonía prestados por organismos públicos	1.177.455	0	0	0	0	1.177.455
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.116.000	0	0	0	0	1.116.000
403	04	05	00	Servicio de comunicaciones	3.536.321	0	0	0	0	3.536.321
403	04	06	00	Servicio de aseo urbano y domiciliario	409.820	0	0	0	0	409.820
403	04	07	00	Servicio de condominio	360.375	0	0	0	0	360.375
403	06	00	00	Servicios de transporte y almacenaje	631.842	0	0	0	0	631.842
403	06	01	00	Fletes y embalajes	429.098	0	0	0	0	429.098
403	06	02	00	Almacenaje	500	0	0	0	0	500
403	06	03	00	Estacionamiento	1.500	0	0	0	0	1.500
403	06	04	00	Peaje	744	0	0	0	0	744

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	200.000	0	0	0	0	200.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.542.104	0	0	0	0	8.542.104
403	07	01	00	Publicidad y propaganda	200.000	0	0	0	0	200.000
403	07	02	00	Imprenta y reproducción	2.786.000	0	0	0	0	2.786.000
403	07	03	00	Relaciones sociales	4.886.504	0	0	0	0	4.886.504
403	07	04	00	Avisos	669.600	0	0	0	0	669.600
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	7.400.309	0	0	0	0	7.400.309
403	08	01	00	Primas y gastos de seguros	7.253.063	0	0	0	0	7.253.063
403	08	02	00	Comisiones y gastos bancarios	147.246	0	0	0	0	147.246
403	09	00	00	Viáticos y pasajes	1.892.400	0	0	0	0	1.892.400
403	09	01	00	Viáticos y pasajes dentro del país	1.882.400	0	0	0	0	1.882.400
403	09	03	00	Asignación por kilómetros recorridos	10.000	0	0	0	0	10.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	10.746.016	0	0	0	0	10.746.016
403	10	03	00	Servicios de procesamiento de datos	544.000	0	0	0	0	544.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	142.200	0	0	0	0	142.200
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	96.103	0	0	0	0	96.103
403	10	09	00	Servicios de lavandería y tintorería	950.274	0	0	0	0	950.274
403	10	11	00	Servicios para la elaboración y suministro de comida	4.099.145	0	0	0	0	4.099.145
403	10	99	00	Otros servicios profesionales y técnicos	4.914.294	0	0	0	0	4.914.294
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	14.819.301	0	0	0	0	14.819.301
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	473.649	0	0	0	0	473.649
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.115.000	0	0	0	0	5.115.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	215.452	0	0	0	0	215.452
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	446.400	0	0	0	0	446.400
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	102.300	0	0	0	0	102.300
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	198.300	0	0	0	0	198.300
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.478.200	0	0	0	0	5.478.200
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.790.000	0	0	0	0	2.790.000
403	12	00	00	Conservación y reparaciones menores de obras	18.588.400	0	0	0	0	18.588.400
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	18.588.400	0	0	0	0	18.588.400
403	15	00	00	Servicios fiscales	1.794.500	0	0	0	0	1.794.500

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	15	01	00	Derechos de importación y servicios aduaneros	725.000	0	0	0	0	725.000
403	15	02	00	Tasas y otros derechos obligatorios	1.023.000	0	0	0	0	1.023.000
403	15	03	00	Asignación a agentes de especies fiscales	46.500	0	0	0	0	46.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	500.000	0	0	0	0	500.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	500.000	0	0	0	0	500.000
403	18	00	00	Impuestos indirectos	24.137.569	0	0	0	0	24.137.569
403	18	01	00	Impuesto al valor agregado	24.067.755	0	0	0	0	24.067.755
403	18	99	00	Otros impuestos indirectos	69.814	0	0	0	0	69.814
403	99	00	00	Otros servicios no personales	1.500.000	0	0	0	0	1.500.000
403	99	01	00	Otros servicios no personales	1.500.000	0	0	0	0	1.500.000
404	**00**	**00**	**00**	**Activos reales**	**27.167.675**	**0**	**0**	**0**	**0**	**27.167.675**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	7.149.275	0	0	0	0	7.149.275
404	01	01	00	Repuestos mayores	6.349.275	0	0	0	0	6.349.275
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	3.601.000	0	0	0	0	3.601.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	500.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	1.002.075	0	0	0	0	1.002.075
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	1.246.200	0	0	0	0	1.246.200
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	800.000	0	0	0	0	800.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	500.000	0	0	0	0	500.000
404	01	02	03	Reparaciones, mejoras y adiciones mayores de equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	100.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	100.000
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	100.000	0	0	0	0	100.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.840.000	0	0	0	0	1.840.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.140.000	0	0	0	0	1.140.000
404	03	05	00	Maquinaria y equipos industriales y de taller	600.000	0	0	0	0	600.000
404	03	06	00	Maquinaria y equipos de energía	100.000	0	0	0	0	100.000
404	04	00	00	Equipos de transporte, tracción y elevación	5.000.000	0	0	0	0	5.000.000
404	04	01	00	Vehículos automotores terrestres	5.000.000	0	0	0	0	5.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.240.000	0	0	0	0	1.240.000
404	05	01	00	Equipos de telecomunicaciones	1.130.000	0	0	0	0	1.130.000
404	05	02	00	Equipos de señalamiento	100.000	0	0	0	0	100.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	10.000

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.041.300	0	0	0	0	1.041.300
404	07	02	00	Equipos de enseñanza, deporte y recreación	600.000	0	0	0	0	600.000
404	07	03	00	Obras de arte	22.000	0	0	0	0	22.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	10.000	0	0	0	0	10.000
404	07	06	00	Instrumentos musicales y equipos de audio	400.000	0	0	0	0	400.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	9.300	0	0	0	0	9.300
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	1.446.000	0	0	0	0	1.446.000
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	981.000	0	0	0	0	981.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	465.000	0	0	0	0	465.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.649.500	0	0	0	0	7.649.500
404	09	01	00	Mobiliario y equipos de oficina	1.000.000	0	0	0	0	1.000.000
404	09	02	00	Equipos de computación	1.872.000	0	0	0	0	1.872.000
404	09	03	00	Mobiliario y equipos de alojamiento	2.627.500	0	0	0	0	2.627.500
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.150.000	0	0	0	0	2.150.000
404	12	00	00	Activos intangibles	801.600	0	0	0	0	801.600
404	12	02	00	Derechos de autor	111.600	0	0	0	0	111.600
404	12	04	00	Paquetes y programas de computación	690.000	0	0	0	0	690.000
404	99	00	00	Otros activos reales	1.000.000	0	0	0	0	1.000.000
404	99	01	00	Otros activos reales	1.000.000	0	0	0	0	1.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**17.101.216**	**0**	**0**	**0**	**0**	**17.101.216**
407	01	00	00	Transferencias y donaciones corrientes internas	16.929.568	0	0	0	0	16.929.568
407	01	01	00	Transferencias corrientes internas al sector privado	120.000	0	0	0	0	120.000
407	01	01	73	Subsidios a instituciones benéficas privadas	80.000	0	0	0	0	80.000
407	01	01	76	Subsidios a entidades religiosas	40.000	0	0	0	0	40.000
407	01	03	00	Transferencias corrientes internas al sector público	16.809.568	0	0	0	0	16.809.568
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	16.809.568	0	0	0	0	16.809.568
407	02	00	00	Transferencias y donaciones corrientes al exterior	171.648	0	0	0	0	171.648
407	02	01	00	Transferencias corrientes al exterior	171.648	0	0	0	0	171.648
407	02	01	04	Transferencias corrientes a organismos internacionales	171.648	0	0	0	0	171.648
411	**00**	**00**	**00**	**Disminución de pasivos**	**5.543.800**	**0**	**0**	**0**	**0**	**5.543.800**
411	11	00	00	Obligaciones de ejercicios anteriores	5.543.800	0	0	0	0	5.543.800
411	11	04	00	Compromisos pendientes de ejercicios anteriores	543.800	0	0	0	0	543.800
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	5.000.000	0	0	0	0	5.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

02 - 68

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	**233.627.229**	**0**	**0**	**0**	**0**	**233.627.229**

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**17.101.216**	**0**	**0**	**0**	**0**	**17.101.216**
407	01	00	00	Transferencias y donaciones corrientes internas	16.929.568	0	0	0	0	16.929.568
407	01	01	00	Transferencias corrientes internas al sector privado	120.000	0	0	0	0	120.000
407	01	01	73	Subsidios a instituciones benéficas privadas	80.000	0	0	0	0	80.000
				- S0312 Cruz Roja de Venezuela	20.000	0	0	0	0	20.000
				- S0518 Fundación Amigos del Niño con Cáncer	20.000	0	0	0	0	20.000
				- S0756 Hospital San Juan de Dios.	20.000	0	0	0	0	20.000
				- S0926 Sociedad Anticancerosa de Venezuela	20.000	0	0	0	0	20.000
407	01	01	76	Subsidios a entidades religiosas	40.000	0	0	0	0	40.000
				- S0760 Iglesia Parroquial, San Francisco.	20.000	0	0	0	0	20.000
				- S1897 Asociación Civil Red de Casas Don Bosco	20.000	0	0	0	0	20.000
407	01	03	00	Transferencias corrientes internas al sector público	16.809.568	0	0	0	0	16.809.568
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	16.809.568	0	0	0	0	16.809.568
				- A0398 Fundación Instituto de Altos Estudios de Control Fiscal y Auditoria de Estado Gumersindo Torres (COFAE)	11.007.367	0	0	0	0	11.007.367
				- A0416 Fundación para los Servicios de Salud y Previsión Social de la Contraloría General de la República (SERSACON)	5.802.201	0	0	0	0	5.802.201
407	02	00	00	Transferencias y donaciones corrientes al exterior	171.648	0	0	0	0	171.648
407	02	01	00	Transferencias corrientes al exterior	171.648	0	0	0	0	171.648
407	02	01	04	Transferencias corrientes a organismos internacionales	171.648	0	0	0	0	171.648
				- I0115 Organización Latinoamericana del Caribe de Entidades Fiscalizadoras Superiores (OLACEFS)	95.000	0	0	0	0	95.000
				- I0116 Organización Internacional de Entidades Fiscalizadoras Superiores (INTOSAI)	76.648	0	0	0	0	76.648
				Totales	**17.101.216**	**0**	**0**	**0**	**0**	**17.101.216**

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 020002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**78.969.516**	0	0	0	0	**78.969.516**
402	01	00	00	Productos alimenticios y agropecuarios	9.792.177	0	0	0	0	9.792.177
402	01	01	00	Alimentos y bebidas para personas	9.773.577	0	0	0	0	9.773.577
402	01	03	00	Productos agrícolas y pecuarios	18.600	0	0	0	0	18.600
402	02	00	00	Productos de minas, canteras y yacimientos	154.830	0	0	0	0	154.830
402	02	04	00	Mineral no ferroso	60.190	0	0	0	0	60.190
402	02	05	00	Piedra, arcilla, arena y tierra	72.320	0	0	0	0	72.320
402	02	99	00	Otros productos de minas, canteras y yacimientos	22.320	0	0	0	0	22.320
402	03	00	00	Textiles y vestuarios	1.736.434	0	0	0	0	1.736.434
402	03	01	00	Textiles	1.020.601	0	0	0	0	1.020.601
402	03	02	00	Prendas de vestir	500.000	0	0	0	0	500.000
402	03	03	00	Calzados	100.000	0	0	0	0	100.000
402	03	99	00	Otros productos textiles y vestuarios	115.833	0	0	0	0	115.833
402	04	00	00	Productos de cuero y caucho	4.098.820	0	0	0	0	4.098.820
402	04	01	00	Cueros y pieles	137.200	0	0	0	0	137.200
402	04	02	00	Productos de cuero y sucedáneos del cuero	233.176	0	0	0	0	233.176
402	04	03	00	Cauchos y tripas para vehículos	3.720.000	0	0	0	0	3.720.000
402	04	99	00	Otros productos de cuero y caucho	8.444	0	0	0	0	8.444
402	05	00	00	Productos de papel, cartón e impresos	7.062.273	0	0	0	0	7.062.273
402	05	01	00	Pulpa de madera, papel y cartón	3.058.600	0	0	0	0	3.058.600
402	05	02	00	Envases y cajas de papel y cartón	902.517	0	0	0	0	902.517
402	05	03	00	Productos de papel y cartón para oficina	1.880.000	0	0	0	0	1.880.000
402	05	04	00	Libros, revistas y periódicos	361.037	0	0	0	0	361.037
402	05	05	00	Material de enseñanza	100.000	0	0	0	0	100.000
402	05	06	00	Productos de papel y cartón para computación	204.600	0	0	0	0	204.600
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	542.499	0	0	0	0	542.499
402	05	99	00	Otros productos de pulpa, papel y cartón	13.020	0	0	0	0	13.020
402	06	00	00	Productos químicos y derivados	10.163.169	0	0	0	0	10.163.169

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 020002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	01	00	Sustancias químicas y de uso industrial	446.400	0	0	0	0	446.400
402	06	02	00	Abonos, plaguicidas y otros	41.536	0	0	0	0	41.536
402	06	03	00	Tintas, pinturas y colorantes	2.376.077	0	0	0	0	2.376.077
402	06	04	00	Productos farmacéuticos y medicamentos	3.813.000	0	0	0	0	3.813.000
402	06	05	00	Productos de tocador	561.550	0	0	0	0	561.550
402	06	06	00	Combustibles y lubricantes	1.734.063	0	0	0	0	1.734.063
402	06	08	00	Productos plásticos	1.049.120	0	0	0	0	1.049.120
402	06	09	00	Mezclas explosivas	48.423	0	0	0	0	48.423
402	06	99	00	Otros productos de la industria química y conexos	93.000	0	0	0	0	93.000
402	07	00	00	Productos minerales no metálicos	698.482	0	0	0	0	698.482
402	07	01	00	Productos de barro, loza y porcelana	105.648	0	0	0	0	105.648
402	07	02	00	Vidrios y productos de vidrio	444.962	0	0	0	0	444.962
402	07	03	00	Productos de arcilla para construcción	93.840	0	0	0	0	93.840
402	07	04	00	Cemento, cal y yeso	54.032	0	0	0	0	54.032
402	08	00	00	Productos metálicos	15.837.662	0	0	0	0	15.837.662
402	08	01	00	Productos primarios de hierro y acero	17.000	0	0	0	0	17.000
402	08	02	00	Productos de metales no ferrosos	17.446	0	0	0	0	17.446
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	7.399.400	0	0	0	0	7.399.400
402	08	04	00	Productos metálicos estructurales	86.973	0	0	0	0	86.973
402	08	05	00	Materiales de orden público, seguridad y defensa	1.252.800	0	0	0	0	1.252.800
402	08	07	00	Material de señalamiento	538.824	0	0	0	0	538.824
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.366.600	0	0	0	0	3.366.600
402	08	10	00	Repuestos y accesorios para otros equipos	3.009.819	0	0	0	0	3.009.819
402	08	99	00	Otros productos metálicos	148.800	0	0	0	0	148.800
402	09	00	00	Productos de madera	35.749	0	0	0	0	35.749
402	09	01	00	Productos primarios de madera	14.545	0	0	0	0	14.545
402	09	02	00	Muebles y accesorios de madera para edificaciones	11.532	0	0	0	0	11.532
402	09	99	00	Otros productos de madera	9.672	0	0	0	0	9.672

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 020002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	00	00	Productos varios y útiles diversos	27.439.120	0	0	0	0	27.439.120
402	10	01	00	Artículos de deporte, recreación y juguetes	199.998	0	0	0	0	199.998
402	10	02	00	Materiales y útiles de limpieza y aseo	5.582.030	0	0	0	0	5.582.030
402	10	03	00	Utensilios de cocina y comedor	970.842	0	0	0	0	970.842
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	939.804	0	0	0	0	939.804
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.004.580	0	0	0	0	3.004.580
402	10	06	00	Condecoraciones, ofrendas y similares	2.102.300	0	0	0	0	2.102.300
402	10	07	00	Productos de seguridad en el trabajo	2.612.681	0	0	0	0	2.612.681
402	10	08	00	Materiales para equipos de computación	3.760.000	0	0	0	0	3.760.000
402	10	09	00	Especies timbradas y valores	9.300	0	0	0	0	9.300
402	10	11	00	Materiales eléctricos	5.765.525	0	0	0	0	5.765.525
402	10	12	00	Materiales para instalaciones sanitarias	839.772	0	0	0	0	839.772
402	10	13	00	Materiales fotográficos	60.394	0	0	0	0	60.394
402	10	99	00	Otros productos y útiles diversos	1.591.894	0	0	0	0	1.591.894
402	99	00	00	Otros materiales y suministros	1.950.800	0	0	0	0	1.950.800
402	99	01	00	Otros materiales y suministros	1.950.800	0	0	0	0	1.950.800
403	**00**	**00**	**00**	**Servicios no personales**	**104.845.022**	**0**	**0**	**0**	**0**	**104.845.022**
403	01	00	00	Alquileres de inmuebles	605.950	0	0	0	0	605.950
403	01	01	00	Alquileres de edificios y locales	558.000	0	0	0	0	558.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	47.950	0	0	0	0	47.950
403	02	00	00	Alquileres de maquinaria y equipos	6.117.830	0	0	0	0	6.117.830
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	683.922	0	0	0	0	683.922
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	83.514	0	0	0	0	83.514
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	68.634	0	0	0	0	68.634
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	141.360	0	0	0	0	141.360
403	02	99	00	Alquileres de otras maquinaria y equipos	5.140.400	0	0	0	0	5.140.400
403	03	00	00	Derechos sobre bienes intangibles	251.576	0	0	0	0	251.576
403	03	02	00	Derechos de autor	251.576	0	0	0	0	251.576

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 020002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	00	00	Servicios básicos	7.317.225	0	0	0	0	7.317.225
403	04	01	00	Electricidad	460.536	0	0	0	0	460.536
403	04	02	00	Gas	77.414	0	0	0	0	77.414
403	04	03	00	Agua	179.304	0	0	0	0	179.304
403	04	04	00	Teléfonos	2.293.455	0	0	0	0	2.293.455
403	04	04	01	Servicios de telefonía prestados por organismos públicos	1.177.455	0	0	0	0	1.177.455
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.116.000	0	0	0	0	1.116.000
403	04	05	00	Servicio de comunicaciones	3.536.321	0	0	0	0	3.536.321
403	04	06	00	Servicio de aseo urbano y domiciliario	409.820	0	0	0	0	409.820
403	04	07	00	Servicio de condominio	360.375	0	0	0	0	360.375
403	06	00	00	Servicios de transporte y almacenaje	631.842	0	0	0	0	631.842
403	06	01	00	Fletes y embalajes	429.098	0	0	0	0	429.098
403	06	02	00	Almacenaje	500	0	0	0	0	500
403	06	03	00	Estacionamiento	1.500	0	0	0	0	1.500
403	06	04	00	Peaje	744	0	0	0	0	744
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	200.000	0	0	0	0	200.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.542.104	0	0	0	0	8.542.104
403	07	01	00	Publicidad y propaganda	200.000	0	0	0	0	200.000
403	07	02	00	Imprenta y reproducción	2.786.000	0	0	0	0	2.786.000
403	07	03	00	Relaciones sociales	4.886.504	0	0	0	0	4.886.504
403	07	04	00	Avisos	669.600	0	0	0	0	669.600
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	7.400.309	0	0	0	0	7.400.309
403	08	01	00	Primas y gastos de seguros	7.253.063	0	0	0	0	7.253.063
403	08	02	00	Comisiones y gastos bancarios	147.246	0	0	0	0	147.246
403	09	00	00	Viáticos y pasajes	1.892.400	0	0	0	0	1.892.400
403	09	01	00	Viáticos y pasajes dentro del país	1.882.400	0	0	0	0	1.882.400
403	09	03	00	Asignación por kilómetros recorridos	10.000	0	0	0	0	10.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	10.746.016	0	0	0	0	10.746.016

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 020002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	03	00	Servicios de procesamiento de datos	544.000	0	0	0	0	544.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	142.200	0	0	0	0	142.200
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	96.103	0	0	0	0	96.103
403	10	09	00	Servicios de lavandería y tintorería	950.274	0	0	0	0	950.274
403	10	11	00	Servicios para la elaboración y suministro de comida	4.099.145	0	0	0	0	4.099.145
403	10	99	00	Otros servicios profesionales y técnicos	4.914.294	0	0	0	0	4.914.294
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	14.819.301	0	0	0	0	14.819.301
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	473.649	0	0	0	0	473.649
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.115.000	0	0	0	0	5.115.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	215.452	0	0	0	0	215.452
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	446.400	0	0	0	0	446.400
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	102.300	0	0	0	0	102.300
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	198.300	0	0	0	0	198.300
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.478.200	0	0	0	0	5.478.200
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.790.000	0	0	0	0	2.790.000
403	12	00	00	Conservación y reparaciones menores de obras	18.588.400	0	0	0	0	18.588.400
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	18.588.400	0	0	0	0	18.588.400
403	15	00	00	Servicios fiscales	1.794.500	0	0	0	0	1.794.500
403	15	01	00	Derechos de importación y servicios aduaneros	725.000	0	0	0	0	725.000
403	15	02	00	Tasas y otros derechos obligatorios	1.023.000	0	0	0	0	1.023.000
403	15	03	00	Asignación a agentes de especies fiscales	46.500	0	0	0	0	46.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	500.000	0	0	0	0	500.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	500.000	0	0	0	0	500.000
403	18	00	00	Impuestos indirectos	24.137.569	0	0	0	0	24.137.569
403	18	01	00	Impuesto al valor agregado	24.067.755	0	0	0	0	24.067.755
403	18	99	00	Otros impuestos indirectos	69.814	0	0	0	0	69.814
403	99	00	00	Otros servicios no personales	1.500.000	0	0	0	0	1.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 020002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	01	00	Otros servicios no personales	1.500.000	0	0	0	0	1.500.000
404	**00**	**00**	**00**	**Activos reales**	**27.167.675**	**0**	**0**	**0**	**0**	**27.167.675**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	7.149.275	0	0	0	0	7.149.275
404	01	01	00	Repuestos mayores	6.349.275	0	0	0	0	6.349.275
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	3.601.000	0	0	0	0	3.601.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	500.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	1.002.075	0	0	0	0	1.002.075
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	1.246.200	0	0	0	0	1.246.200
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	800.000	0	0	0	0	800.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	500.000	0	0	0	0	500.000
404	01	02	03	Reparaciones, mejoras y adiciones mayores de equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	100.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	100.000
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	100.000	0	0	0	0	100.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.840.000	0	0	0	0	1.840.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.140.000	0	0	0	0	1.140.000
404	03	05	00	Maquinaria y equipos industriales y de taller	600.000	0	0	0	0	600.000
404	03	06	00	Maquinaria y equipos de energía	100.000	0	0	0	0	100.000
404	04	00	00	Equipos de transporte, tracción y elevación	5.000.000	0	0	0	0	5.000.000
404	04	01	00	Vehículos automotores terrestres	5.000.000	0	0	0	0	5.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.240.000	0	0	0	0	1.240.000
404	05	01	00	Equipos de telecomunicaciones	1.130.000	0	0	0	0	1.130.000
404	05	02	00	Equipos de señalamiento	100.000	0	0	0	0	100.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	10.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.041.300	0	0	0	0	1.041.300
404	07	02	00	Equipos de enseñanza, deporte y recreación	600.000	0	0	0	0	600.000
404	07	03	00	Obras de arte	22.000	0	0	0	0	22.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	10.000	0	0	0	0	10.000

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 020002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	06	00	Instrumentos musicales y equipos de audio	400.000	0	0	0	0	400.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	9.300	0	0	0	0	9.300
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	1.446.000	0	0	0	0	1.446.000
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	981.000	0	0	0	0	981.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	465.000	0	0	0	0	465.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.649.500	0	0	0	0	7.649.500
404	09	01	00	Mobiliario y equipos de oficina	1.000.000	0	0	0	0	1.000.000
404	09	02	00	Equipos de computación	1.872.000	0	0	0	0	1.872.000
404	09	03	00	Mobiliario y equipos de alojamiento	2.627.500	0	0	0	0	2.627.500
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.150.000	0	0	0	0	2.150.000
404	12	00	00	Activos intangibles	801.600	0	0	0	0	801.600
404	12	02	00	Derechos de autor	111.600	0	0	0	0	111.600
404	12	04	00	Paquetes y programas de computación	690.000	0	0	0	0	690.000
404	99	00	00	Otros activos reales	1.000.000	0	0	0	0	1.000.000
404	99	01	00	Otros activos reales	1.000.000	0	0	0	0	1.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**5.543.800**	**0**	**0**	**0**	**0**	**5.543.800**
411	11	00	00	Obligaciones de ejercicios anteriores	5.543.800	0	0	0	0	5.543.800
411	11	04	00	Compromisos pendientes de ejercicios anteriores	543.800	0	0	0	0	543.800
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	5.000.000	0	0	0	0	5.000.000
				Totales	**216.526.013**	**0**	**0**	**0**	**0**	**216.526.013**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

02 - 77

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 020002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**291.648**	**0**	**0**	**0**	**0**	**291.648**
407	01	00	00	Transferencias y donaciones corrientes internas	120.000	0	0	0	0	120.000
407	01	01	00	Transferencias corrientes internas al sector privado	120.000	0	0	0	0	120.000
407	01	01	73	Subsidios a instituciones benéficas privadas	80.000	0	0	0	0	80.000
407	01	01	76	Subsidios a entidades religiosas	40.000	0	0	0	0	40.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	171.648	0	0	0	0	171.648
407	02	01	00	Transferencias corrientes al exterior	171.648	0	0	0	0	171.648
407	02	01	04	Transferencias corrientes a organismos internacionales	171.648	0	0	0	0	171.648
				Totales	**291.648**	**0**	**0**	**0**	**0**	**291.648**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 020002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**16.809.568**	**0**	**0**	**0**	**0**	**16.809.568**
407	01	00	00	Transferencias y donaciones corrientes internas	16.809.568	0	0	0	0	16.809.568
407	01	03	00	Transferencias corrientes internas al sector público	16.809.568	0	0	0	0	16.809.568
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	16.809.568	0	0	0	0	16.809.568
				Totales	**16.809.568**	**0**	**0**	**0**	**0**	**16.809.568**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**343.361.875**	**0**	**0**	**0**	**0**	**343.361.875**
407	01	00	00	Transferencias y donaciones corrientes internas	343.361.875	0	0	0	0	343.361.875
407	01	01	00	Transferencias corrientes internas al sector privado	343.361.875	0	0	0	0	343.361.875
407	01	01	01	Pensiones del personal empleado, obrero y militar	23.530.828	0	0	0	0	23.530.828
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	252.973.605	0	0	0	0	252.973.605
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.120.790	0	0	0	0	1.120.790
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.603.223	0	0	0	0	5.603.223
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	31.248.581	0	0	0	0	31.248.581
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	28.884.848	0	0	0	0	28.884.848
				Totales	**343.361.875**	**0**	**0**	**0**	**0**	**343.361.875**

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 020003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**343.361.875**	**0**	**0**	**0**	**0**	**343.361.875**
407	01	00	00	Transferencias y donaciones corrientes internas	343.361.875	0	0	0	0	343.361.875
407	01	01	00	Transferencias corrientes internas al sector privado	343.361.875	0	0	0	0	343.361.875
407	01	01	01	Pensiones del personal empleado, obrero y militar	23.530.828	0	0	0	0	23.530.828
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	252.973.605	0	0	0	0	252.973.605
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.120.790	0	0	0	0	1.120.790
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.603.223	0	0	0	0	5.603.223
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	31.248.581	0	0	0	0	31.248.581
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	28.884.848	0	0	0	0	28.884.848
				Totales	**343.361.875**	**0**	**0**	**0**	**0**	**343.361.875**

03
Consejo Nacional Electoral

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	3.001.972.367	0	0	0	0	3.001.972.367
401	01	00	00	Sueldos, salarios y otras retribuciones	1.105.743.784	0	0	0	0	1.105.743.784
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	546.976.125	0	0	0	0	546.976.125
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	23.947.659	0	0	0	0	23.947.659
401	01	12	00	Salarios a obreros en puestos no permanentes	3.825.360	0	0	0	0	3.825.360
401	01	18	00	Remuneraciones al personal contratado	144.190.131	0	0	0	0	144.190.131
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	136.327.731	0	0	0	0	136.327.731
401	01	18	02	Remuneraciones por honorarios profesionales	7.862.400	0	0	0	0	7.862.400
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	8.464.283	0	0	0	0	8.464.283
401	01	99	00	Otras retribuciones	378.340.226	0	0	0	0	378.340.226
401	03	00	00	Primas	222.820.048	0	0	0	0	222.820.048
401	03	08	00	Primas de profesionalización a empleados	143.587.593	0	0	0	0	143.587.593
401	03	09	00	Primas por antigüedad a empleados	65.135.057	0	0	0	0	65.135.057
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.204.270	0	0	0	0	3.204.270
401	03	21	00	Primas por antigüedad a obreros	3.731.559	0	0	0	0	3.731.559
401	03	40	00	Primas de profesionalización al personal contratado	7.129.169	0	0	0	0	7.129.169
401	03	98	00	Otras primas a obreros	32.400	0	0	0	0	32.400
401	04	00	00	Complementos de sueldos y salarios	606.971.676	0	0	0	0	606.971.676
401	04	02	00	Complemento a empleados por trabajo nocturno	3.721.716	0	0	0	0	3.721.716
401	04	06	00	Complemento a empleados por comisión de servicios	6.960.600	0	0	0	0	6.960.600
401	04	08	00	Bono compensatorio de alimentación a empleados	406.350.000	0	0	0	0	406.350.000
401	04	18	00	Bono compensatorio de alimentación a obreros	31.626.000	0	0	0	0	31.626.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	157.185.000	0	0	0	0	157.185.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	1.008.000	0	0	0	0	1.008.000
401	04	97	00	Otros complementos a obreros	120.360	0	0	0	0	120.360
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	117.571.039	0	0	0	0	117.571.039
401	05	03	00	Bono vacacional a empleados	103.009.453	0	0	0	0	103.009.453
401	05	06	00	Bono vacacional a obreros	7.273.790	0	0	0	0	7.273.790
401	05	08	00	Bono vacacional al personal contratado	4.796.710	0	0	0	0	4.796.710
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	2.491.086	0	0	0	0	2.491.086
401	06	00	00	Aportes patronales y legales	94.885.682	0	0	0	0	94.885.682

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	53.288.729	0	0	0	0	53.288.729
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	9.688.860	0	0	0	0	9.688.860
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	15.113.975	0	0	0	0	15.113.975
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	4.147.433	0	0	0	0	4.147.433
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	754.079	0	0	0	0	754.079
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	553.584	0	0	0	0	553.584
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	7.789.815	0	0	0	0	7.789.815
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.512.946	0	0	0	0	1.512.946
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.416.330	0	0	0	0	1.416.330
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	330.473	0	0	0	0	330.473
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	169.286	0	0	0	0	169.286
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	120.172	0	0	0	0	120.172
401	07	00	00	Asistencia socio-económica	561.828.262	0	0	0	0	561.828.262
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	54.697.613	0	0	0	0	54.697.613
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	374.177.735	0	0	0	0	374.177.735
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	53.080.315	0	0	0	0	53.080.315
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.394.766	0	0	0	0	2.394.766
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	31.956.667	0	0	0	0	31.956.667
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	3.110.567	0	0	0	0	3.110.567
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	846.428	0	0	0	0	846.428
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	468.659	0	0	0	0	468.659
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	41.095.512	0	0	0	0	41.095.512
401	08	00	00	Prestaciones sociales e indemnizaciones	292.151.876	0	0	0	0	292.151.876
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	266.136.811	0	0	0	0	266.136.811
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	11.048.457	0	0	0	0	11.048.457
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	11.596.923	0	0	0	0	11.596.923
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	3.369.685	0	0	0	0	3.369.685

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**284.590.161**	**0**	**0**	**0**	**0**	**284.590.161**
402	01	00	00	Productos alimenticios y agropecuarios	5.824.958	0	0	0	0	5.824.958
402	01	01	00	Alimentos y bebidas para personas	5.815.720	0	0	0	0	5.815.720
402	01	03	00	Productos agrícolas y pecuarios	9.238	0	0	0	0	9.238
402	04	00	00	Productos de cuero y caucho	4.867.400	0	0	0	0	4.867.400
402	04	03	00	Cauchos y tripas para vehículos	4.867.400	0	0	0	0	4.867.400
402	05	00	00	Productos de papel, cartón e impresos	59.305.892	0	0	0	0	59.305.892
402	05	01	00	Pulpa de madera, papel y cartón	8.093.002	0	0	0	0	8.093.002
402	05	02	00	Envases y cajas de papel y cartón	506.280	0	0	0	0	506.280
402	05	03	00	Productos de papel y cartón para oficina	50.194.120	0	0	0	0	50.194.120
402	05	04	00	Libros, revistas y periódicos	7.500	0	0	0	0	7.500
402	05	99	00	Otros productos de pulpa, papel y cartón	504.990	0	0	0	0	504.990
402	06	00	00	Productos químicos y derivados	7.992.026	0	0	0	0	7.992.026
402	06	02	00	Abonos, plaguicidas y otros	221.725	0	0	0	0	221.725
402	06	03	00	Tintas, pinturas y colorantes	331.264	0	0	0	0	331.264
402	06	04	00	Productos farmacéuticos y medicamentos	58.150	0	0	0	0	58.150
402	06	05	00	Productos de tocador	152.841	0	0	0	0	152.841
402	06	06	00	Combustibles y lubricantes	93.217	0	0	0	0	93.217
402	06	08	00	Productos plásticos	7.087.860	0	0	0	0	7.087.860
402	06	99	00	Otros productos de la industria química y conexos	46.969	0	0	0	0	46.969
402	07	00	00	Productos minerales no metálicos	561	0	0	0	0	561
402	07	02	00	Vidrios y productos de vidrio	442	0	0	0	0	442
402	07	04	00	Cemento, cal y yeso	119	0	0	0	0	119
402	08	00	00	Productos metálicos	347.163	0	0	0	0	347.163
402	08	01	00	Productos primarios de hierro y acero	2.400	0	0	0	0	2.400
402	08	02	00	Productos de metales no ferrosos	1.169	0	0	0	0	1.169
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	329.442	0	0	0	0	329.442
402	08	99	00	Otros productos metálicos	14.152	0	0	0	0	14.152
402	09	00	00	Productos de madera	501.000	0	0	0	0	501.000
402	09	01	00	Productos primarios de madera	501.000	0	0	0	0	501.000
402	10	00	00	Productos varios y útiles diversos	159.611.210	0	0	0	0	159.611.210

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	3.446.826	0	0	0	0	3.446.826
402	10	03	00	Utensilios de cocina y comedor	75.400	0	0	0	0	75.400
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	8.106.612	0	0	0	0	8.106.612
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	13.056.647	0	0	0	0	13.056.647
402	10	07	00	Productos de seguridad en el trabajo	376.180	0	0	0	0	376.180
402	10	08	00	Materiales para equipos de computación	128.990.685	0	0	0	0	128.990.685
402	10	09	00	Especies timbradas y valores	702.000	0	0	0	0	702.000
402	10	11	00	Materiales eléctricos	4.719.455	0	0	0	0	4.719.455
402	10	12	00	Materiales para instalaciones sanitarias	73.697	0	0	0	0	73.697
402	10	99	00	Otros productos y útiles diversos	63.708	0	0	0	0	63.708
402	99	00	00	Otros materiales y suministros	46.139.951	0	0	0	0	46.139.951
402	99	01	00	Otros materiales y suministros	46.139.951	0	0	0	0	46.139.951
403	**00**	**00**	**00**	**Servicios no personales**	**750.578.525**	**0**	**0**	**0**	**0**	**750.578.525**
403	01	00	00	Alquileres de inmuebles	43.254.587	0	0	0	0	43.254.587
403	01	01	00	Alquileres de edificios y locales	43.254.587	0	0	0	0	43.254.587
403	02	00	00	Alquileres de maquinaria y equipos	53.315.178	0	0	0	0	53.315.178
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	53.315.178	0	0	0	0	53.315.178
403	04	00	00	Servicios básicos	76.166.366	0	0	0	0	76.166.366
403	04	01	00	Electricidad	2.060.809	0	0	0	0	2.060.809
403	04	03	00	Agua	1.091.067	0	0	0	0	1.091.067
403	04	04	00	Teléfonos	56.000.000	0	0	0	0	56.000.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	56.000.000	0	0	0	0	56.000.000
403	04	05	00	Servicio de comunicaciones	15.800.000	0	0	0	0	15.800.000
403	04	06	00	Servicio de aseo urbano y domiciliario	1.214.490	0	0	0	0	1.214.490
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	10.000.000	0	0	0	0	10.000.000
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	10.000.000	0	0	0	0	10.000.000
403	06	00	00	Servicios de transporte y almacenaje	2.912.000	0	0	0	0	2.912.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	2.912.000	0	0	0	0	2.912.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	50.577.539	0	0	0	0	50.577.539
403	07	01	00	Publicidad y propaganda	15.720.472	0	0	0	0	15.720.472
403	07	02	00	Imprenta y reproducción	20.291.560	0	0	0	0	20.291.560

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	03	00	Relaciones sociales	1.172.650	0	0	0	0	1.172.650
403	07	04	00	Avisos	13.392.857	0	0	0	0	13.392.857
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	6.509.054	0	0	0	0	6.509.054
403	08	01	00	Primas y gastos de seguros	6.500.000	0	0	0	0	6.500.000
403	08	02	00	Comisiones y gastos bancarios	9.054	0	0	0	0	9.054
403	09	00	00	Viáticos y pasajes	70.820.724	0	0	0	0	70.820.724
403	09	01	00	Viáticos y pasajes dentro del país	58.642.044	0	0	0	0	58.642.044
403	09	02	00	Viáticos y pasajes fuera del país	12.178.680	0	0	0	0	12.178.680
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	9.975.057	0	0	0	0	9.975.057
403	10	07	00	Servicios de capacitación y adiestramiento	5.751.087	0	0	0	0	5.751.087
403	10	09	00	Servicios de lavandería y tintorería	14.624	0	0	0	0	14.624
403	10	10	00	Servicios de vigilancia	18.000	0	0	0	0	18.000
403	10	11	00	Servicios para la elaboración y suministro de comida	365.000	0	0	0	0	365.000
403	10	99	00	Otros servicios profesionales y técnicos	3.826.346	0	0	0	0	3.826.346
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	11.456.372	0	0	0	0	11.456.372
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	500.000	0	0	0	0	500.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	7.898.581	0	0	0	0	7.898.581
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	80.000	0	0	0	0	80.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.657.791	0	0	0	0	2.657.791
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	320.000	0	0	0	0	320.000
403	12	00	00	Conservación y reparaciones menores de obras	11.959.922	0	0	0	0	11.959.922
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	11.959.922	0	0	0	0	11.959.922
403	15	00	00	Servicios fiscales	1.910.157	0	0	0	0	1.910.157
403	15	02	00	Tasas y otros derechos obligatorios	1.910.157	0	0	0	0	1.910.157
403	16	00	00	Servicios de diversión, esparcimiento y culturales	225.558.784	0	0	0	0	225.558.784
403	16	01	00	Servicios de diversión, esparcimiento y culturales	225.558.784	0	0	0	0	225.558.784
403	18	00	00	Impuestos indirectos	86.304.750	0	0	0	0	86.304.750
403	18	01	00	Impuesto al valor agregado	86.304.750	0	0	0	0	86.304.750
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	17.885.070	0	0	0	0	17.885.070
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	17.885.070	0	0	0	0	17.885.070

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	00	00	Otros servicios no personales	71.972.965	0	0	0	0	71.972.965
403	99	01	00	Otros servicios no personales	71.972.965	0	0	0	0	71.972.965
404	**00**	**00**	**00**	**Activos reales**	**16.925.337**	**0**	**0**	**0**	**0**	**16.925.337**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	20.000	0	0	0	0	20.000
404	01	01	00	Repuestos mayores	20.000	0	0	0	0	20.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	20.000	0	0	0	0	20.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	254.000	0	0	0	0	254.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	254.000	0	0	0	0	254.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	777.987	0	0	0	0	777.987
404	05	01	00	Equipos de telecomunicaciones	777.987	0	0	0	0	777.987
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	311.648	0	0	0	0	311.648
404	07	02	00	Equipos de enseñanza, deporte y recreación	311.648	0	0	0	0	311.648
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	15.561.702	0	0	0	0	15.561.702
404	09	01	00	Mobiliario y equipos de oficina	3.269.165	0	0	0	0	3.269.165
404	09	02	00	Equipos de computación	9.878.718	0	0	0	0	9.878.718
404	09	03	00	Mobiliario y equipos de alojamiento	2.312.219	0	0	0	0	2.312.219
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	101.600	0	0	0	0	101.600
407	**00**	**00**	**00**	**Transferencias y donaciones**	**957.047.484**	**0**	**0**	**0**	**0**	**957.047.484**
407	01	00	00	Transferencias y donaciones corrientes internas	957.047.484	0	0	0	0	957.047.484
407	01	01	00	Transferencias corrientes internas al sector privado	937.717.292	0	0	0	0	937.717.292
407	01	01	01	Pensiones del personal empleado, obrero y militar	32.494.152	0	0	0	0	32.494.152
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	429.335.113	0	0	0	0	429.335.113
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	947.083	0	0	0	0	947.083
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	17.794.386	0	0	0	0	17.794.386
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	14.340.858	0	0	0	0	14.340.858
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	31.755.534	0	0	0	0	31.755.534
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	188.645.669	0	0	0	0	188.645.669
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	222.404.497	0	0	0	0	222.404.497
407	01	02	00	Donaciones corrientes internas al sector privado	1.132.140	0	0	0	0	1.132.140
407	01	02	01	Donaciones corrientes a personas	1.132.140	0	0	0	0	1.132.140

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	03	00	Transferencias corrientes internas al sector público	3.083.816	0	0	0	0	3.083.816
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.083.816	0	0	0	0	3.083.816
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	2.073.151	0	0	0	0	2.073.151
407	01	05	01	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular	1.669.530	0	0	0	0	1.669.530
407	01	05	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	263.621	0	0	0	0	263.621
407	01	05	98	Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	140.000	0	0	0	0	140.000
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	13.041.085	0	0	0	0	13.041.085
407	01	06	01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular	10.239.572	0	0	0	0	10.239.572
407	01	06	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	809.081	0	0	0	0	809.081
407	01	06	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	1.552.432	0	0	0	0	1.552.432
407	01	06	98	Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	440.000	0	0	0	0	440.000
				Totales	**5.011.113.874**	**0**	**0**	**0**	**0**	**5.011.113.874**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 129283 030101000 FORTALECIMIENTO DE LOS PROCESOS DE SUPERVISIÓN Y FISCALIZACIÓN DEL SISTEMA NACIONAL DE REGISTRO CIVIL Y DE IDENTIFICACIÓN PARA EL AÑO 2016.

OBJETIVO DEL PROYECTO: FORTALECER LOS PROCESOS DE SUPERVISIÓN Y FISCALIZACIÓN DEL SISTEMA NACIONAL DE REGISTRO CIVIL Y DE IDENTIFICACIÓN, PARA GARANTIZAR LA TRANSPARENCIA EN LA EMISIÓN DE LOS DOCUMENTOS QUE LES OTORGAN LA IDENTIDAD A PERSONAS EN EL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE SUPERVISIÓN DEL REGISTRO CIVIL E IDENTIFICACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.366.646**	**0**	**0**	**0**	**0**	**2.366.646**
403	09	00	00	Viáticos y pasajes	2.000.000	0	0	0	0	2.000.000
403	09	01	00	Viáticos y pasajes dentro del país	2.000.000	0	0	0	0	2.000.000
403	18	00	00	Impuestos indirectos	366.646	0	0	0	0	366.646
403	18	01	00	Impuesto al valor agregado	366.646	0	0	0	0	366.646
404	**00**	**00**	**00**	**Activos reales**	**3.055.379**	**0**	**0**	**0**	**0**	**3.055.379**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.055.379	0	0	0	0	3.055.379
404	09	02	00	Equipos de computación	3.055.379	0	0	0	0	3.055.379
				Totales	**5.422.025**	**0**	**0**	**0**	**0**	**5.422.025**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 03 - 9

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 129283 030101000 FORTALECIMIENTO DE LOS PROCESOS DE SUPERVISIÓN Y FISCALIZACIÓN DEL SISTEMA NACIONAL DE REGISTRO CIVIL Y DE IDENTIFICACIÓN PARA EL AÑO 2016.

OBJETIVO DEL PROYECTO: FORTALECER LOS PROCESOS DE SUPERVISIÓN Y FISCALIZACIÓN DEL SISTEMA NACIONAL DE REGISTRO CIVIL Y DE IDENTIFICACIÓN, PARA GARANTIZAR LA TRANSPARENCIA EN LA EMISIÓN DE LOS DOCUMENTOS QUE LES OTORGAN LA IDENTIDAD A PERSONAS EN EL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE SUPERVISIÓN DEL REGISTRO CIVIL E IDENTIFICACIÓN **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 129283 030101000 FORTALECIMIENTO DE LOS PROCESOS DE SUPERVISIÓN Y FISCALIZACIÓN DEL SISTEMA NACIONAL DE REGISTRO CIVIL Y DE IDENTIFICACIÓN PARA EL AÑO 2016.

OBJETIVO DEL PROYECTO: FORTALECER LOS PROCESOS DE SUPERVISIÓN Y FISCALIZACIÓN DEL SISTEMA NACIONAL DE REGISTRO CIVIL Y DE IDENTIFICACIÓN, PARA GARANTIZAR LA TRANSPARENCIA EN LA EMISIÓN DE LOS DOCUMENTOS QUE LES OTORGAN LA IDENTIDAD A PERSONAS EN EL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE SUPERVISIÓN DEL REGISTRO CIVIL E IDENTIFICACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030101001 IMPLANTACIÓN DEL SISTEMA AUTOMATIZADO PARA LA SUPERVISIÓN Y FISCALIZACIÓN DEL REGISTRO CIVIL E IDENTIFICACIÓN EN VENEZUELA.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE SUPERVISIÒN DEL REGISTRO CIVIL E IDENTIFICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**366.646**	**0**	**0**	**0**	**0**	**366.646**
403	18	00	00	Impuestos indirectos	366.646	0	0	0	0	366.646
403	18	01	00	Impuesto al valor agregado	366.646	0	0	0	0	366.646
404	**00**	**00**	**00**	**Activos reales**	**3.055.379**	**0**	**0**	**0**	**0**	**3.055.379**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.055.379	0	0	0	0	3.055.379
404	09	02	00	Equipos de computación	3.055.379	0	0	0	0	3.055.379
				Totales	**3.422.025**	**0**	**0**	**0**	**0**	**3.422.025**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 129283 030101000 FORTALECIMIENTO DE LOS PROCESOS DE SUPERVISIÓN Y FISCALIZACIÓN DEL SISTEMA NACIONAL DE REGISTRO CIVIL Y DE IDENTIFICACIÓN PARA EL AÑO 2016.

OBJETIVO DEL PROYECTO: FORTALECER LOS PROCESOS DE SUPERVISIÓN Y FISCALIZACIÓN DEL SISTEMA NACIONAL DE REGISTRO CIVIL Y DE IDENTIFICACIÓN, PARA GARANTIZAR LA TRANSPARENCIA EN LA EMISIÓN DE LOS DOCUMENTOS QUE LES OTORGAN LA IDENTIDAD A PERSONAS EN EL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE SUPERVISIÓN DEL REGISTRO CIVIL E IDENTIFICACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030101002 SUPERVISIÓN Y FISCALIZACIÓN DE LOS PROCESOS QUE REALIZAN LAS OFICINAS Y UNIDADES DE REGISTRO CIVIL Y LOS CENTROS DE IDENTIFICACIÓN A NIVEL NACIONAL.

UNIDAD DE MEDIDA: JORNADA **META:** 4

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE SUPERVISIÓN DEL REGISTRO CIVIL E IDENTIFICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.000.000**	**0**	**0**	**0**	**0**	**2.000.000**
403	09	00	00	Viáticos y pasajes	2.000.000	0	0	0	0	2.000.000
403	09	01	00	Viáticos y pasajes dentro del país	2.000.000	0	0	0	0	2.000.000
				Totales	**2.000.000**	**0**	**0**	**0**	**0**	**2.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 129303 030102000 INSCRIPCIÓN Y ACTUALIZACIÓN PARA LA INCLUSIÓN EN EL REGISTRO ELECTORAL AÑO 2016.

OBJETIVO DEL PROYECTO: IMPLANTAR LOS MECANISMOS NECESARIOS PARA LA INSCRIPCIÓN, ACTUALIZACIÓN Y DEPURACIÓN DE LAS ELECTORAS Y ELECTORES EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: CENTRO

META: 2.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO ELECTORAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.277.960**	**0**	**0**	**0**	**0**	**8.277.960**
402	10	00	00	Productos varios y útiles diversos	8.277.960	0	0	0	0	8.277.960
402	10	08	00	Materiales para equipos de computación	8.277.960	0	0	0	0	8.277.960
403	**00**	**00**	**00**	**Servicios no personales**	**2.077.762**	**0**	**0**	**0**	**0**	**2.077.762**
403	09	00	00	Viáticos y pasajes	1.002.447	0	0	0	0	1.002.447
403	09	01	00	Viáticos y pasajes dentro del país	1.002.447	0	0	0	0	1.002.447
403	18	00	00	Impuestos indirectos	1.075.315	0	0	0	0	1.075.315
403	18	01	00	Impuesto al valor agregado	1.075.315	0	0	0	0	1.075.315
404	**00**	**00**	**00**	**Activos reales**	**683.000**	**0**	**0**	**0**	**0**	**683.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	683.000	0	0	0	0	683.000
404	09	02	00	Equipos de computación	683.000	0	0	0	0	683.000
				Totales	**11.038.722**	**0**	**0**	**0**	**0**	**11.038.722**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 03 - 13

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 129303 030102000 INSCRIPCIÓN Y ACTUALIZACIÓN PARA LA INCLUSIÓN EN EL REGISTRO ELECTORAL AÑO 2016.

OBJETIVO DEL PROYECTO: IMPLANTAR LOS MECANISMOS NECESARIOS PARA LA INSCRIPCIÓN, ACTUALIZACIÓN Y DEPURACIÓN DE LAS ELECTORAS Y ELECTORES EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: CENTRO

META: 2.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO ELECTORAL

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 129303 030102000 INSCRIPCIÓN Y ACTUALIZACIÓN PARA LA INCLUSIÓN EN EL REGISTRO ELECTORAL AÑO 2016.

OBJETIVO DEL PROYECTO: IMPLANTAR LOS MECANISMOS NECESARIOS PARA LA INSCRIPCIÓN, ACTUALIZACIÓN Y DEPURACIÓN DE LAS ELECTORAS Y ELECTORES EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: CENTRO **META:** 2.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO ELECTORAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030102001 SEGUIMIENTO A LOS PROCESOS DE INSCRIPCIÓN Y ACTUALIZACIÓN DEL REGISTRO ELECTORAL AÑO 2016.

UNIDAD DE MEDIDA: CENTRO **META:** 2.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO ELECTORAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.277.960**	**0**	**0**	**0**	**0**	**8.277.960**
402	10	00	00	Productos varios y útiles diversos	8.277.960	0	0	0	0	8.277.960
402	10	08	00	Materiales para equipos de computación	8.277.960	0	0	0	0	8.277.960
403	**00**	**00**	**00**	**Servicios no personales**	**1.995.802**	**0**	**0**	**0**	**0**	**1.995.802**
403	09	00	00	Viáticos y pasajes	1.002.447	0	0	0	0	1.002.447
403	09	01	00	Viáticos y pasajes dentro del país	1.002.447	0	0	0	0	1.002.447
403	18	00	00	Impuestos indirectos	993.355	0	0	0	0	993.355
403	18	01	00	Impuesto al valor agregado	993.355	0	0	0	0	993.355
				Totales	**10.273.762**	**0**	**0**	**0**	**0**	**10.273.762**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 129303 030102000 INSCRIPCIÓN Y ACTUALIZACIÓN PARA LA INCLUSIÓN EN EL REGISTRO ELECTORAL AÑO 2016.

OBJETIVO DEL PROYECTO: IMPLANTAR LOS MECANISMOS NECESARIOS PARA LA INSCRIPCIÓN, ACTUALIZACIÓN Y DEPURACIÓN DE LAS ELECTORAS Y ELECTORES EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: CENTRO **META:** 2.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO ELECTORAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030102002 ADECUACIÓN DE LA INFRAESTRUCTURA TECNOLÓGICA DE LA OFICINA NACIONAL DEL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO ELECTORAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**81.960**	**0**	**0**	**0**	**0**	**81.960**
403	18	00	00	Impuestos indirectos	81.960	0	0	0	0	81.960
403	18	01	00	Impuesto al valor agregado	81.960	0	0	0	0	81.960
404	**00**	**00**	**00**	**Activos reales**	**683.000**	**0**	**0**	**0**	**0**	**683.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	683.000	0	0	0	0	683.000
404	09	02	00	Equipos de computación	683.000	0	0	0	0	683.000
				Totales	**764.960**	**0**	**0**	**0**	**0**	**764.960**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 129315 030103000 MODERNIZACIÓN INTEGRAL DEL SERVICIO PÚBLICO DE REGISTRO CIVIL.

OBJETIVO DEL PROYECTO: GARANTIZAR A LA POBLACIÓN LA PRESTACIÓN DEL SERVICIO PÚBLICO DE REGISTRO CIVIL, A TRAVÉS DE LA INSCRIPCIÓN DE LOS HECHOS VITALES Y EL REGISTRO DE ACTOS JURÍDICOS, CONSOLIDANDO LA ORGANIZACIÓN, ADMINISTRACIÓN Y FUNCIONAMIENTO DE ESTE SERVICIO PÚBLICO.

UNIDAD DE MEDIDA: OFICINA

META: 1.183

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**40.420.071**	**0**	**0**	**0**	**0**	**40.420.071**
402	05	00	00	Productos de papel, cartón e impresos	13.671.931	0	0	0	0	13.671.931
402	05	03	00	Productos de papel y cartón para oficina	13.671.931	0	0	0	0	13.671.931
402	06	00	00	Productos químicos y derivados	1.428.140	0	0	0	0	1.428.140
402	06	08	00	Productos plásticos	1.428.140	0	0	0	0	1.428.140
402	10	00	00	Productos varios y útiles diversos	25.320.000	0	0	0	0	25.320.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.135.700	0	0	0	0	1.135.700
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	8.106.612	0	0	0	0	8.106.612
402	10	08	00	Materiales para equipos de computación	16.077.688	0	0	0	0	16.077.688
403	**00**	**00**	**00**	**Servicios no personales**	**17.929.702**	**0**	**0**	**0**	**0**	**17.929.702**
403	07	00	00	Servicios de información, impresión y relaciones públicas	9.893.450	0	0	0	0	9.893.450
403	07	02	00	Imprenta y reproducción	9.893.450	0	0	0	0	9.893.450
403	09	00	00	Viáticos y pasajes	2.000.000	0	0	0	0	2.000.000
403	09	01	00	Viáticos y pasajes dentro del país	2.000.000	0	0	0	0	2.000.000
403	18	00	00	Impuestos indirectos	6.036.252	0	0	0	0	6.036.252
403	18	01	00	Impuesto al valor agregado	6.036.252	0	0	0	0	6.036.252
				Totales	**58.349.773**	**0**	**0**	**0**	**0**	**58.349.773**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 03 - 17

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 129315 030103000 MODERNIZACIÓN INTEGRAL DEL SERVICIO PÚBLICO DE REGISTRO CIVIL.

OBJETIVO DEL PROYECTO: GARANTIZAR A LA POBLACIÓN LA PRESTACIÓN DEL SERVICIO PÚBLICO DE REGISTRO CIVIL, A TRAVÉS DE LA INSCRIPCIÓN DE LOS HECHOS VITALES Y EL REGISTRO DE ACTOS JURÍDICOS, CONSOLIDANDO LA ORGANIZACIÓN, ADMINISTRACIÓN Y FUNCIONAMIENTO DE ESTE SERVICIO PÚBLICO.

UNIDAD DE MEDIDA: OFICINA **META:** 1.183

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 129315 030103000 MODERNIZACIÓN INTEGRAL DEL SERVICIO PÚBLICO DE REGISTRO CIVIL.

OBJETIVO DEL PROYECTO: GARANTIZAR A LA POBLACIÓN LA PRESTACIÓN DEL SERVICIO PÚBLICO DE REGISTRO CIVIL, A TRAVÉS DE LA INSCRIPCIÓN DE LOS HECHOS VITALES Y EL REGISTRO DE ACTOS JURÍDICOS, CONSOLIDANDO LA ORGANIZACIÓN, ADMINISTRACIÓN Y FUNCIONAMIENTO DE ESTE SERVICIO PÚBLICO.

UNIDAD DE MEDIDA: OFICINA **META:** 1.183

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030103001 PRESTACIÓN DEL SERVICIO PÚBLICO DEL REGISTRO CIVIL DE MANERA CONJUNTA ENTRE LOS MUNICIPIOS Y EL PODER ELECTORAL

UNIDAD DE MEDIDA: OFICINA **META:** 48

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**40.420.071**	**0**	**0**	**0**	**0**	**40.420.071**
402	05	00	00	Productos de papel, cartón e impresos	13.671.931	0	0	0	0	13.671.931
402	05	03	00	Productos de papel y cartón para oficina	13.671.931	0	0	0	0	13.671.931
402	06	00	00	Productos químicos y derivados	1.428.140	0	0	0	0	1.428.140
402	06	08	00	Productos plásticos	1.428.140	0	0	0	0	1.428.140
402	10	00	00	Productos varios y útiles diversos	25.320.000	0	0	0	0	25.320.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.135.700	0	0	0	0	1.135.700
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	8.106.612	0	0	0	0	8.106.612
402	10	08	00	Materiales para equipos de computación	16.077.688	0	0	0	0	16.077.688
403	**00**	**00**	**00**	**Servicios no personales**	**15.929.702**	**0**	**0**	**0**	**0**	**15.929.702**
403	07	00	00	Servicios de información, impresión y relaciones públicas	9.893.450	0	0	0	0	9.893.450
403	07	02	00	Imprenta y reproducción	9.893.450	0	0	0	0	9.893.450
403	18	00	00	Impuestos indirectos	6.036.252	0	0	0	0	6.036.252
403	18	01	00	Impuesto al valor agregado	6.036.252	0	0	0	0	6.036.252
				Totales	**56.349.773**	**0**	**0**	**0**	**0**	**56.349.773**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

03 - 19

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 129315 030103000 MODERNIZACIÓN INTEGRAL DEL SERVICIO PÚBLICO DE REGISTRO CIVIL.

OBJETIVO DEL PROYECTO: GARANTIZAR A LA POBLACIÓN LA PRESTACIÓN DEL SERVICIO PÚBLICO DE REGISTRO CIVIL, A TRAVÉS DE LA INSCRIPCIÓN DE LOS HECHOS VITALES Y EL REGISTRO DE ACTOS JURÍDICOS, CONSOLIDANDO LA ORGANIZACIÓN, ADMINISTRACIÓN Y FUNCIONAMIENTO DE ESTE SERVICIO PÚBLICO.

UNIDAD DE MEDIDA: OFICINA **META:** 1.183

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030103002 SEGUIMIENTO Y CONTROL A LAS ACTIVIDADES DE LAS OFICINAS Y UNIDADES DE REGISTRO CIVIL A NIVEL NACIONAL

UNIDAD DE MEDIDA: OFICINA **META:** 1.183

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del pais	1.000.000	0	0	0	0	1.000.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 129315 030103000 MODERNIZACIÓN INTEGRAL DEL SERVICIO PÚBLICO DE REGISTRO CIVIL.

OBJETIVO DEL PROYECTO: GARANTIZAR A LA POBLACIÓN LA PRESTACIÓN DEL SERVICIO PÚBLICO DE REGISTRO CIVIL, A TRAVÉS DE LA INSCRIPCIÓN DE LOS HECHOS VITALES Y EL REGISTRO DE ACTOS JURÍDICOS, CONSOLIDANDO LA ORGANIZACIÓN, ADMINISTRACIÓN Y FUNCIONAMIENTO DE ESTE SERVICIO PÚBLICO.

UNIDAD DE MEDIDA: OFICINA **META:** 1.183

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030103003 AUTOMATIZACIÓN DE LOS PROCESOS EN LAS OFICINAS Y UNIDADES DE REGISTRO CIVIL

UNIDAD DE MEDIDA: PROCESO **META:** 52

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	1.000.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 129334 030104000 ELECCIONES Y/O CONSULTAS 2016.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL NACIONAL, ESTADAL Y MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL DE PARTICIPACIÓN DEL 100% DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**13.043.144**	**0**	**0**	**0**	**0**	**13.043.144**
403	02	00	00	Alquileres de maquinaria y equipos	1.213.756	0	0	0	0	1.213.756
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.213.756	0	0	0	0	1.213.756
403	04	00	00	Servicios básicos	1.000.000	0	0	0	0	1.000.000
403	04	05	00	Servicio de comunicaciones	1.000.000	0	0	0	0	1.000.000
403	09	00	00	Viáticos y pasajes	10.115.217	0	0	0	0	10.115.217
403	09	01	00	Viáticos y pasajes dentro del país	9.115.217	0	0	0	0	9.115.217
403	09	02	00	Viáticos y pasajes fuera del país	1.000.000	0	0	0	0	1.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	8.400	0	0	0	0	8.400
403	10	09	00	Servicios de lavandería y tintorería	8.400	0	0	0	0	8.400
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	500.000	0	0	0	0	500.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	500.000	0	0	0	0	500.000
403	18	00	00	Impuestos indirectos	205.771	0	0	0	0	205.771
403	18	01	00	Impuesto al valor agregado	205.771	0	0	0	0	205.771
				Totales	**13.043.144**	**0**	**0**	**0**	**0**	**13.043.144**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 129334 030104000 ELECCIONES Y/O CONSULTAS 2016.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL NACIONAL, ESTADAL Y MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL DE PARTICIPACIÓN DEL 100% DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 129334 030104000 ELECCIONES Y/O CONSULTAS 2016.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL NACIONAL, ESTADAL Y MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL DE PARTICIPACIÓN DEL 100% DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030104001 ACTIVACIÓN, CAPACITACIÓN Y FUNCIONAMIENTO DE LOS ORGANISMOS ELECTORALES SUBALTERNOS.

UNIDAD DE MEDIDA: PERSONA **META:** 169.652

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PLANIFICACIÓN Y ORGANISMOS ELECTORALES SUBALTERNOS/ OFICINAS REGIONALES ELECTORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.015.217**	**0**	**0**	**0**	**0**	**2.015.217**
403	09	00	00	Viáticos y pasajes	2.015.217	0	0	0	0	2.015.217
403	09	01	00	Viáticos y pasajes dentro del país	2.015.217	0	0	0	0	2.015.217
				Totales	**2.015.217**	**0**	**0**	**0**	**0**	**2.015.217**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 129334 030104000 ELECCIONES Y/O CONSULTAS 2016.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL NACIONAL, ESTADAL Y MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL DE PARTICIPACIÓN DEL 100% DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030104002 DISEÑO Y EJECUCIÓN DEL PROCESO DE CAPACITACIÓN NACIONAL DEL PERSONAL TÉCNICO Y OPERATIVO DE LOS EVENTOS ELECTORALES

UNIDAD DE MEDIDA: TÉCNICO **META:** 90.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	1.000.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 129334 030104000 ELECCIONES Y/O CONSULTAS 2016.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL NACIONAL, ESTADAL Y MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL DE PARTICIPACIÓN DEL 100% DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 030104003 PRODUCCIÓN Y REPLIEGUE DE INSTRUMENTOS.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 280.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.359.407**	**0**	**0**	**0**	**0**	**1.359.407**
403	02	00	00	Alquileres de maquinaria y equipos	1.213.756	0	0	0	0	1.213.756
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.213.756	0	0	0	0	1.213.756
403	18	00	00	Impuestos indirectos	145.651	0	0	0	0	145.651
403	18	01	00	Impuesto al valor agregado	145.651	0	0	0	0	145.651
				Totales	**1.359.407**	**0**	**0**	**0**	**0**	**1.359.407**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 129334 030104000 ELECCIONES Y/O CONSULTAS 2016.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL NACIONAL, ESTADAL Y MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL DE PARTICIPACIÓN DEL 100% DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 030104004 EJECUCIÓN DE AUDITORIAS

UNIDAD DE MEDIDA: AUDITORÍA **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	1.000.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 129334 030104000 ELECCIONES Y/O CONSULTAS 2016.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL NACIONAL, ESTADAL Y MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL DE PARTICIPACIÓN DEL 100% DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030104005 MANTENIMIENTO, INSTALACION Y COMISIONAMIENTO DE ANTENAS DE LA PLATAFORMA SATELITAL

UNIDAD DE MEDIDA: ANTENA **META:** 1.200

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	1.000.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 129334 030104000 ELECCIONES Y/O CONSULTAS 2016.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL NACIONAL, ESTADAL Y MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL DE PARTICIPACIÓN DEL 100% DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030104006 DISEÑO Y SEGUIMIENTO DE EJECUCIÓN DE LAS ACTIVIDADES DE FERIA ELECTORAL EN LAS ELECCIONES REGIONALES 2016

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN POLÍTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**50.000**	**0**	**0**	**0**	**0**	**50.000**
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	50.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 129334 030104000 ELECCIONES Y/O CONSULTAS 2016.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL NACIONAL, ESTADAL Y MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL DE PARTICIPACIÓN DEL 100% DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030104007 DISEÑO Y SEGUIMIENTO DE EJECUCIÓN DE LAS ACTIVIDADES DE LA FISCALIZACIÓN Y DIVULGACIÓN DE NORMAS DE LA CAMPAÑA ELECTORAL EN LAS ELECCIONES REGIONALES 2016

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN POLÍTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**50.000**	**0**	**0**	**0**	**0**	**50.000**
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	50.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 129334 030104000 ELECCIONES Y/O CONSULTAS 2016.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL NACIONAL, ESTADAL Y MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL DE PARTICIPACIÓN DEL 100% DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030104008 ACTIVACIÓN DE LOS SERVICIOS DE INFORMACIÓN A LAS ELECTORAS Y ELECTORES

UNIDAD DE MEDIDA: ELECTOR **META:** 50.000

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACION Y ORGANISMOS ELECTORALES SUBALTERNOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**8.520**	**0**	**0**	**0**	**0**	**8.520**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	8.400	0	0	0	0	8.400
403	10	09	00	Servicios de lavandería y tintorería	8.400	0	0	0	0	8.400
403	18	00	00	Impuestos indirectos	120	0	0	0	0	120
403	18	01	00	Impuesto al valor agregado	120	0	0	0	0	120
				Totales	**8.520**	**0**	**0**	**0**	**0**	**8.520**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 129334 030104000 ELECCIONES Y/O CONSULTAS 2016.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL NACIONAL, ESTADAL Y MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL DE PARTICIPACIÓN DEL 100% DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030104009 DISEÑO, PRODUCCIÓN Y DISTRIBUCIÓN DE MATERIAL ELECTORAL: COTILLÓN ELECTORAL, PAQUETE DE CONTINGENCIA Y MATERIAL DIVULGATIVO E INFORMATIVO.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 28.778.930

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PLANIFICACIÓN Y ORGANISMOS ELECTORALES SUBALTERNOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**560.000**	**0**	**0**	**0**	**0**	**560.000**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	500.000	0	0	0	0	500.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	500.000	0	0	0	0	500.000
403	18	00	00	Impuestos indirectos	60.000	0	0	0	0	60.000
403	18	01	00	Impuesto al valor agregado	60.000	0	0	0	0	60.000
				Totales	**560.000**	**0**	**0**	**0**	**0**	**560.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 129334 030104000 ELECCIONES Y/O CONSULTAS 2016.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL NACIONAL, ESTADAL Y MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL DE PARTICIPACIÓN DEL 100% DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030104010 ACTIVACIÓN DE LAS PLATAFORMAS DE TELECOMUNICACIONES Y SOPORTE ELECTORAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE AUTOMATIZACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
403	04	00	00	Servicios básicos	1.000.000	0	0	0	0	1.000.000
403	04	05	00	Servicio de comunicaciones	1.000.000	0	0	0	0	1.000.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 129334 030104000 ELECCIONES Y/O CONSULTAS 2016.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL NACIONAL, ESTADAL Y MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL DE PARTICIPACIÓN DEL 100% DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030104011 ASIGNACIÓN Y CONTROL DE RECURSOS PARA ACTIVIDADES DE LOGÍSTICA ELECTORAL.

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN Y FINANZAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	1.000.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 129334 030104000 ELECCIONES Y/O CONSULTAS 2016.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL NACIONAL, ESTADAL Y MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL DE PARTICIPACIÓN DEL 100% DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030104012 OPTIMIZACIÓN Y ALISTAMIENTO DE LA PLATAFORMA AUTOMATIZADA DEL VOTO.

UNIDAD DE MEDIDA: EQUIPO **META:** 194.282

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LOGÍSTICA Y PRODUCCIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	1.000.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 129334 030104000 ELECCIONES Y/O CONSULTAS 2016.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL NACIONAL, ESTADAL Y MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL DE PARTICIPACIÓN DEL 100% DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030104013 PRE ENSAMBLAJE, ENSAMBLAJE, DESPACHO, DISTRIBUCIÓN, DESENSAMBLAJE Y RECUPERACIÓN DE MATERIAL ELECTORAL PARA LAS MESAS DE VOTACIÓN

UNIDAD DE MEDIDA: PAQUETE **META:** 73.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE OPERACIONES ELECTORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	1.000.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 129334 030104000 ELECCIONES Y/O CONSULTAS 2016.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL NACIONAL, ESTADAL Y MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL DE PARTICIPACIÓN DEL 100% DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030104014 REVISIÓN DE CENTROS DE VOTACIÓN

UNIDAD DE MEDIDA: CENTRO DE VOTACIÓN **META:** 5.860

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE INFRAESTRUCTURA ELECTORAL/DIRECCIÓN DE CATASTRO Y GESTIÓN DE CENTROS DE VOTACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	1.000.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 129334 030104000 ELECCIONES Y/O CONSULTAS 2016.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CELEBRACIÓN DE PROCESOS DE PARTICIPACIÓN CÍVICA A NIVEL NACIONAL, ESTADAL Y MUNICIPAL, CON ALTOS NIVELES DE EFICACIA Y EFICIENCIA, 100% AUTOMATIZADOS Y CON UN NIVEL DE PARTICIPACIÓN DEL 100% DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030104015 EJECUCIÓN DEL PROGRAMA DE ACOMPAÑAMIENTO ELECTORAL INTERNACIONAL

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES INTERNACIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	1.000.000
403	09	02	00	Viáticos y pasajes fuera del país	1.000.000	0	0	0	0	1.000.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 129353 030105000 ELECCIONES DEL PODER POPULAR 2016.

OBJETIVO DEL PROYECTO: APOYAR LA CELEBRACIÓN DE PROCESOS ELECTORALES CON LA PARTICIPACIÓN DIRECTA Y PROTAGÓNICA DEL PODER POPULAR, CON ALTOS NIVELES DE EFICACIA, EFICIENCIA Y AUTOMATIZADOS CON LA PARTICIPACIÓN DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL COMUNAL.

UNIDAD DE MEDIDA: ELECCIÓN

META: 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN CIUDADANA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.711.012**	**0**	**0**	**0**	**0**	**2.711.012**
403	09	00	00	Viáticos y pasajes	2.711.012	0	0	0	0	2.711.012
403	09	01	00	Viáticos y pasajes dentro del país	2.086.012	0	0	0	0	2.086.012
403	09	02	00	Viáticos y pasajes fuera del país	625.000	0	0	0	0	625.000
				Totales	**2.711.012**	**0**	**0**	**0**	**0**	**2.711.012**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 03 - 39

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 129353 030105000 ELECCIONES DEL PODER POPULAR 2016.

OBJETIVO DEL PROYECTO: APOYAR LA CELEBRACIÓN DE PROCESOS ELECTORALES CON LA PARTICIPACIÓN DIRECTA Y PROTAGÓNICA DEL PODER POPULAR, CON ALTOS NIVELES DE EFICACIA, EFICIENCIA Y AUTOMATIZADOS CON LA PARTICIPACIÓN DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL COMUNAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN CIUDADANA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 03 - 40

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 129353 030105000 ELECCIONES DEL PODER POPULAR 2016.

OBJETIVO DEL PROYECTO: APOYAR LA CELEBRACIÓN DE PROCESOS ELECTORALES CON LA PARTICIPACIÓN DIRECTA Y PROTAGÓNICA DEL PODER POPULAR, CON ALTOS NIVELES DE EFICACIA, EFICIENCIA Y AUTOMATIZADOS CON LA PARTICIPACIÓN DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL COMUNAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN CIUDADANA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030105001 IDENTIFICACIÓN Y CARACTERIZACIÓN DE LAS COMUNAS PARTICIPANTES EN EL EVENTO ELECCIONES DEL PODER POPULAR 2016.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 1.200

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN CIUDADANA Y OFICINAS REGIONALES ELECTORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**836.012**	**0**	**0**	**0**	**0**	**836.012**
403	09	00	00	Viáticos y pasajes	836.012	0	0	0	0	836.012
403	09	01	00	Viáticos y pasajes dentro del país	836.012	0	0	0	0	836.012
				Totales	**836.012**	**0**	**0**	**0**	**0**	**836.012**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 129353 030105000 ELECCIONES DEL PODER POPULAR 2016.

OBJETIVO DEL PROYECTO: APOYAR LA CELEBRACIÓN DE PROCESOS ELECTORALES CON LA PARTICIPACIÓN DIRECTA Y PROTAGÓNICA DEL PODER POPULAR, CON ALTOS NIVELES DE EFICACIA, EFICIENCIA Y AUTOMATIZADOS CON LA PARTICIPACIÓN DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL COMUNAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN CIUDADANA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 030105002 CAPACITACIÓN DE LAS VOCERAS Y VOCEROS DE LAS COMISIONES ELECTORALES PERMANENTES DE LOS CONSEJOS COMUNALES

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 6.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN CIUDADANA Y OFICINAS REGIONALES ELECTORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**625.000**	**0**	**0**	**0**	**0**	**625.000**
403	09	00	00	Viáticos y pasajes	625.000	0	0	0	0	625.000
403	09	02	00	Viáticos y pasajes fuera del país	625.000	0	0	0	0	625.000
				Totales	**625.000**	**0**	**0**	**0**	**0**	**625.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 129353 030105000 ELECCIONES DEL PODER POPULAR 2016.

OBJETIVO DEL PROYECTO: APOYAR LA CELEBRACIÓN DE PROCESOS ELECTORALES CON LA PARTICIPACIÓN DIRECTA Y PROTAGÓNICA DEL PODER POPULAR, CON ALTOS NIVELES DE EFICACIA, EFICIENCIA Y AUTOMATIZADOS CON LA PARTICIPACIÓN DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL COMUNAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN CIUDADANA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030105003 REALIZACIÓN DEL SIMULACRO DE VOTACIÓN

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN CIUDADANA Y OFICINA REGIONAL ELECTORAL DISTRITO CAPITAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**625.000**	**0**	**0**	**0**	**0**	**625.000**
403	09	00	00	Viáticos y pasajes	625.000	0	0	0	0	625.000
403	09	01	00	Viáticos y pasajes dentro del país	625.000	0	0	0	0	625.000
				Totales	**625.000**	**0**	**0**	**0**	**0**	**625.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 129353 030105000 ELECCIONES DEL PODER POPULAR 2016.

OBJETIVO DEL PROYECTO: APOYAR LA CELEBRACIÓN DE PROCESOS ELECTORALES CON LA PARTICIPACIÓN DIRECTA Y PROTAGÓNICA DEL PODER POPULAR, CON ALTOS NIVELES DE EFICACIA, EFICIENCIA Y AUTOMATIZADOS CON LA PARTICIPACIÓN DE LAS ELECTORAS Y ELECTORES INSCRITOS EN EL REGISTRO ELECTORAL COMUNAL.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN CIUDADANA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030105004 EJECUCIÓN NACIONAL DEL EVENTO AUTOMATIZADO ELECCIONES DEL PODER POPULAR 2016.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN CIUDADANA, OFICINA REGIONAL ELECTORAL DISTRITO CAPITAL, DIRECCIÓN GENERAL DE AUTOMATIZACIÓN, DIRECCIÓN GENERAL DE LOGÍSTICA Y PRODUCCIÓN, OFICINA NACIONAL DE PLANIFICACIÓN Y ORGANISMOS ELECTORALES SUBALTERNOS, DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**625.000**	**0**	**0**	**0**	**0**	**625.000**
403	09	00	00	Viáticos y pasajes	625.000	0	0	0	0	625.000
403	09	01	00	Viáticos y pasajes dentro del país	625.000	0	0	0	0	625.000
				Totales	**625.000**	**0**	**0**	**0**	**0**	**625.000**

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 129359 030106000 EJECUCIÓN DE CAMPAÑAS INFORMATIVAS Y PUBLICITARIAS DEL PODER ELECTORAL.

OBJETIVO DEL PROYECTO: POSICIONAR AL CONSEJO NACIONAL ELECTORAL COMO UN ÁRBITRO CONFIABLE Y SEGURO, RESPONSABLE DE LA TRANSPARENCIA DE LOS PROCESOS ELECTORALES Y REFERENDARIOS; QUE GARANTIZA A LOS VENEZOLANOS Y LAS VENEZOLANAS LA EFICIENTE ORGANIZACIÓN DE TODOS LOS ACTOS ELECTORALES QUE SE REALICEN EN EL PAÍS Y EN PARTICULAR, LA CLARIDAD, EQUIDAD Y CREDIBILIDAD DE ESTOS PROCESOS Y SUS RESULTADOS PARA ELEVAR Y SOSTENER EL PRESTIGIO DE LA INSTITUCIÓN ELECTORAL. ADEMÁS POSICIONARLA COMO UNA INSTITUCIÓN EFICAZ EN LA TRAMITACIÓN DE DOCUMENTOS DEL REGISTRO CIVIL

UNIDAD DE MEDIDA: MENSAJE **META:** 478.071

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**32.608.729**	**0**	**0**	**0**	**0**	**32.608.729**
403	07	00	00	Servicios de información, impresión y relaciones públicas	29.113.329	0	0	0	0	29.113.329
403	07	01	00	Publicidad y propaganda	15.720.472	0	0	0	0	15.720.472
403	07	04	00	Avisos	13.392.857	0	0	0	0	13.392.857
403	18	00	00	Impuestos indirectos	3.495.400	0	0	0	0	3.495.400
403	18	01	00	Impuesto al valor agregado	3.495.400	0	0	0	0	3.495.400
404	**00**	**00**	**00**	**Activos reales**	**15.000**	**0**	**0**	**0**	**0**	**15.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	15.000	0	0	0	0	15.000
404	05	01	00	Equipos de telecomunicaciones	15.000	0	0	0	0	15.000
				Totales	**32.623.729**	**0**	**0**	**0**	**0**	**32.623.729**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 03 - 45

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 129359 030106000 EJECUCIÓN DE CAMPAÑAS INFORMATIVAS Y PUBLICITARIAS DEL PODER ELECTORAL.

OBJETIVO DEL PROYECTO: POSICIONAR AL CONSEJO NACIONAL ELECTORAL COMO UN ÁRBITRO CONFIABLE Y SEGURO, RESPONSABLE DE LA TRANSPARENCIA DE LOS PROCESOS ELECTORALES Y REFERENDARIOS; QUE GARANTIZA A LOS VENEZOLANOS Y LAS VENEZOLANAS LA EFICIENTE ORGANIZACIÓN DE TODOS LOS ACTOS ELECTORALES QUE SE REALICEN EN EL PAÍS Y EN PARTICULAR, LA CLARIDAD, EQUIDAD Y CREDIBILIDAD DE ESTOS PROCESOS Y SUS RESULTADOS PARA ELEVAR Y SOSTENER EL PRESTIGIO DE LA INSTITUCIÓN ELECTORAL. ADEMÁS POSICIONARLA COMO UNA INSTITUCIÓN EFICAZ EN LA TRAMITACIÓN DE DOCUMENTOS DEL REGISTRO CIVIL

UNIDAD DE MEDIDA: MENSAJE **META:** 478.071

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 129359 030106000 EJECUCIÓN DE CAMPAÑAS INFORMATIVAS Y PUBLICITARIAS DEL PODER ELECTORAL.

OBJETIVO DEL PROYECTO: POSICIONAR AL CONSEJO NACIONAL ELECTORAL COMO UN ÁRBITRO CONFIABLE Y SEGURO, RESPONSABLE DE LA TRANSPARENCIA DE LOS PROCESOS ELECTORALES Y REFERENDARIOS; QUE GARANTIZA A LOS VENEZOLANOS Y LAS VENEZOLANAS LA EFICIENTE ORGANIZACIÓN DE TODOS LOS ACTOS ELECTORALES QUE SE REALICEN EN EL PAÍS Y EN PARTICULAR, LA CLARIDAD, EQUIDAD Y CREDIBILIDAD DE ESTOS PROCESOS Y SUS RESULTADOS PARA ELEVAR Y SOSTENER EL PRESTIGIO DE LA INSTITUCIÓN ELECTORAL. ADEMÁS POSICIONARLA COMO UNA INSTITUCIÓN EFICAZ EN LA TRAMITACIÓN DE DOCUMENTOS DEL REGISTRO CIVIL

UNIDAD DE MEDIDA: MENSAJE **META:** 478.071

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030106001 EMISIÓN DE MENSAJES PUBLICITARIOS E INSTITUCIONALES EN TELEVISIÓN

UNIDAD DE MEDIDA: MENSAJE **META:** 142.042

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**16.484.577**	**0**	**0**	**0**	**0**	**16.484.577**
403	07	00	00	Servicios de información, impresión y relaciones públicas	14.718.372	0	0	0	0	14.718.372
403	07	01	00	Publicidad y propaganda	14.718.372	0	0	0	0	14.718.372
403	18	00	00	Impuestos indirectos	1.766.205	0	0	0	0	1.766.205
403	18	01	00	Impuesto al valor agregado	1.766.205	0	0	0	0	1.766.205
				Totales	**16.484.577**	**0**	**0**	**0**	**0**	**16.484.577**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 129359 030106000 EJECUCIÓN DE CAMPAÑAS INFORMATIVAS Y PUBLICITARIAS DEL PODER ELECTORAL.

OBJETIVO DEL PROYECTO: POSICIONAR AL CONSEJO NACIONAL ELECTORAL COMO UN ÁRBITRO CONFIABLE Y SEGURO, RESPONSABLE DE LA TRANSPARENCIA DE LOS PROCESOS ELECTORALES Y REFERENDARIOS; QUE GARANTIZA A LOS VENEZOLANOS Y LAS VENEZOLANAS LA EFICIENTE ORGANIZACIÓN DE TODOS LOS ACTOS ELECTORALES QUE SE REALICEN EN EL PAÍS Y EN PARTICULAR, LA CLARIDAD, EQUIDAD Y CREDIBILIDAD DE ESTOS PROCESOS Y SUS RESULTADOS PARA ELEVAR Y SOSTENER EL PRESTIGIO DE LA INSTITUCIÓN ELECTORAL. ADEMÁS POSICIONARLA COMO UNA INSTITUCIÓN EFICAZ EN LA TRAMITACIÓN DE DOCUMENTOS DEL REGISTRO CIVIL

UNIDAD DE MEDIDA: MENSAJE **META:** 478.071

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030106002 EMISIÓN DE MENSAJES PUBLICITARIOS E INSTITUCIONALES EN RADIO

UNIDAD DE MEDIDA: MENSAJE **META:** 275.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**2.016**	**0**	**0**	**0**	**0**	**2.016**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.800	0	0	0	0	1.800
403	07	01	00	Publicidad y propaganda	1.800	0	0	0	0	1.800
403	18	00	00	Impuestos indirectos	216	0	0	0	0	216
403	18	01	00	Impuesto al valor agregado	216	0	0	0	0	216
				Totales	**2.016**	**0**	**0**	**0**	**0**	**2.016**

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 129359 030106000 EJECUCIÓN DE CAMPAÑAS INFORMATIVAS Y PUBLICITARIAS DEL PODER ELECTORAL.

OBJETIVO DEL PROYECTO: POSICIONAR AL CONSEJO NACIONAL ELECTORAL COMO UN ÁRBITRO CONFIABLE Y SEGURO, RESPONSABLE DE LA TRANSPARENCIA DE LOS PROCESOS ELECTORALES Y REFERENDARIOS; QUE GARANTIZA A LOS VENEZOLANOS Y LAS VENEZOLANAS LA EFICIENTE ORGANIZACIÓN DE TODOS LOS ACTOS ELECTORALES QUE SE REALICEN EN EL PAÍS Y EN PARTICULAR, LA CLARIDAD, EQUIDAD Y CREDIBILIDAD DE ESTOS PROCESOS Y SUS RESULTADOS PARA ELEVAR Y SOSTENER EL PRESTIGIO DE LA INSTITUCIÓN ELECTORAL. ADEMÁS POSICIONARLA COMO UNA INSTITUCIÓN EFICAZ EN LA TRAMITACIÓN DE DOCUMENTOS DEL REGISTRO CIVIL

UNIDAD DE MEDIDA: MENSAJE **META:** 478.071

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030106003 PUBLICACIÓN DE MENSAJES PUBLICITARIOS Y AVISOS OFICIALES EN PRENSA

UNIDAD DE MEDIDA: MENSAJE **META:** 1.021

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**15.078.400**	0	0	0	0	**15.078.400**
403	07	00	00	Servicios de información, impresión y relaciones públicas	13.462.857	0	0	0	0	13.462.857
403	07	01	00	Publicidad y propaganda	70.000	0	0	0	0	70.000
403	07	04	00	Avisos	13.392.857	0	0	0	0	13.392.857
403	18	00	00	Impuestos indirectos	1.615.543	0	0	0	0	1.615.543
403	18	01	00	Impuesto al valor agregado	1.615.543	0	0	0	0	1.615.543
				Totales	**15.078.400**	0	0	0	0	**15.078.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 129359 030106000 EJECUCIÓN DE CAMPAÑAS INFORMATIVAS Y PUBLICITARIAS DEL PODER ELECTORAL.

OBJETIVO DEL PROYECTO: POSICIONAR AL CONSEJO NACIONAL ELECTORAL COMO UN ÁRBITRO CONFIABLE Y SEGURO, RESPONSABLE DE LA TRANSPARENCIA DE LOS PROCESOS ELECTORALES Y REFERENDARIOS; QUE GARANTIZA A LOS VENEZOLANOS Y LAS VENEZOLANAS LA EFICIENTE ORGANIZACIÓN DE TODOS LOS ACTOS ELECTORALES QUE SE REALICEN EN EL PAÍS Y EN PARTICULAR, LA CLARIDAD, EQUIDAD Y CREDIBILIDAD DE ESTOS PROCESOS Y SUS RESULTADOS PARA ELEVAR Y SOSTENER EL PRESTIGIO DE LA INSTITUCIÓN ELECTORAL. ADEMÁS POSICIONARLA COMO UNA INSTITUCIÓN EFICAZ EN LA TRAMITACIÓN DE DOCUMENTOS DEL REGISTRO CIVIL

UNIDAD DE MEDIDA: MENSAJE **META:** 478.071

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030106004 DIFUSIÓN DE MENSAJES EN MEDIOS PUBLICITARIOS NO CONVENCIONALES

UNIDAD DE MEDIDA: MENSAJE **META:** 60.008

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**33.936**	**0**	**0**	**0**	**0**	**33.936**
403	07	00	00	Servicios de información, impresión y relaciones públicas	30.300	0	0	0	0	30.300
403	07	01	00	Publicidad y propaganda	30.300	0	0	0	0	30.300
403	18	00	00	Impuestos indirectos	3.636	0	0	0	0	3.636
403	18	01	00	Impuesto al valor agregado	3.636	0	0	0	0	3.636
				Totales	**33.936**	**0**	**0**	**0**	**0**	**33.936**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 129359 030106000 EJECUCIÓN DE CAMPAÑAS INFORMATIVAS Y PUBLICITARIAS DEL PODER ELECTORAL.

OBJETIVO DEL PROYECTO: POSICIONAR AL CONSEJO NACIONAL ELECTORAL COMO UN ÁRBITRO CONFIABLE Y SEGURO, RESPONSABLE DE LA TRANSPARENCIA DE LOS PROCESOS ELECTORALES Y REFERENDARIOS; QUE GARANTIZA A LOS VENEZOLANOS Y LAS VENEZOLANAS LA EFICIENTE ORGANIZACIÓN DE TODOS LOS ACTOS ELECTORALES QUE SE REALICEN EN EL PAÍS Y EN PARTICULAR, LA CLARIDAD, EQUIDAD Y CREDIBILIDAD DE ESTOS PROCESOS Y SUS RESULTADOS PARA ELEVAR Y SOSTENER EL PRESTIGIO DE LA INSTITUCIÓN ELECTORAL. ADEMÁS POSICIONARLA COMO UNA INSTITUCIÓN EFICAZ EN LA TRAMITACIÓN DE DOCUMENTOS DEL REGISTRO CIVIL

UNIDAD DE MEDIDA: MENSAJE **META:** 478.071

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030106005 PRODUCCIÓN GENERAL PUBLICITARIA

UNIDAD DE MEDIDA: PRODUCTO **META:** 7

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.008.000**	**0**	**0**	**0**	**0**	**1.008.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	900.000	0	0	0	0	900.000
403	07	01	00	Publicidad y propaganda	900.000	0	0	0	0	900.000
403	18	00	00	Impuestos indirectos	108.000	0	0	0	0	108.000
403	18	01	00	Impuesto al valor agregado	108.000	0	0	0	0	108.000
				Totales	**1.008.000**	**0**	**0**	**0**	**0**	**1.008.000**

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 129359 030106000 EJECUCIÓN DE CAMPAÑAS INFORMATIVAS Y PUBLICITARIAS DEL PODER ELECTORAL.

OBJETIVO DEL PROYECTO: POSICIONAR AL CONSEJO NACIONAL ELECTORAL COMO UN ÁRBITRO CONFIABLE Y SEGURO, RESPONSABLE DE LA TRANSPARENCIA DE LOS PROCESOS ELECTORALES Y REFERENDARIOS; QUE GARANTIZA A LOS VENEZOLANOS Y LAS VENEZOLANAS LA EFICIENTE ORGANIZACIÓN DE TODOS LOS ACTOS ELECTORALES QUE SE REALICEN EN EL PAÍS Y EN PARTICULAR, LA CLARIDAD, EQUIDAD Y CREDIBILIDAD DE ESTOS PROCESOS Y SUS RESULTADOS PARA ELEVAR Y SOSTENER EL PRESTIGIO DE LA INSTITUCIÓN ELECTORAL. ADEMÁS POSICIONARLA COMO UNA INSTITUCIÓN EFICAZ EN LA TRAMITACIÓN DE DOCUMENTOS DEL REGISTRO CIVIL

UNIDAD DE MEDIDA: MENSAJE **META:** 478.071

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030106006 DOTACIÓN DE EQUIPOS TECNÓLOGICOS PARA LA OPTIMIZACIÓN DE LOS PROCESOS Y PLANES INFORMATIVOS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 27

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.800**	**0**	**0**	**0**	**0**	**1.800**
403	18	00	00	Impuestos indirectos	1.800	0	0	0	0	1.800
403	18	01	00	Impuesto al valor agregado	1.800	0	0	0	0	1.800
404	**00**	**00**	**00**	**Activos reales**	**15.000**	**0**	**0**	**0**	**0**	**15.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	15.000	0	0	0	0	15.000
404	05	01	00	Equipos de telecomunicaciones	15.000	0	0	0	0	15.000
				Totales	**16.800**	**0**	**0**	**0**	**0**	**16.800**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 129368 030107000 PLAN DE FORMACIÓN EN CULTURA DEMOCRÁTICA Y PARTICIPATIVA

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN POLÍTICA EN LA POBLACIÓN ESTUDIANTIL VENEZOLANA DE 5TO AÑO DE BACHILLERATO, COMO UNO DE LOS MEDIOS DEL FOMENTO Y FORTALECIMIENTO DE LA CIUDADANÍA.

UNIDAD DE MEDIDA: PLAN **META:** 2

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN POLÍTICA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.711.012**	**0**	**0**	**0**	**0**	**2.711.012**
403	09	00	00	Viáticos y pasajes	2.711.012	0	0	0	0	2.711.012
403	09	01	00	Viáticos y pasajes dentro del país	2.711.012	0	0	0	0	2.711.012
				Totales	**2.711.012**	**0**	**0**	**0**	**0**	**2.711.012**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

03 - 53

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 129368 030107000 PLAN DE FORMACIÓN EN CULTURA DEMOCRÁTICA Y PARTICIPATIVA

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN POLÍTICA EN LA POBLACIÓN ESTUDIANTIL VENEZOLANA DE 5TO AÑO DE BACHILLERATO, COMO UNO DE LOS MEDIOS DEL FOMENTO Y FORTALECIMIENTO DE LA CIUDADANÍA.

UNIDAD DE MEDIDA: PLAN

META: 2

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN POLÍTICA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 129368 030107000 PLAN DE FORMACIÓN EN CULTURA DEMOCRÁTICA Y PARTICIPATIVA

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN POLÍTICA EN LA POBLACIÓN ESTUDIANTIL VENEZOLANA DE 5TO AÑO DE BACHILLERATO, COMO UNO DE LOS MEDIOS DEL FOMENTO Y FORTALECIMIENTO DE LA CIUDADANÍA.

UNIDAD DE MEDIDA: PLAN **META:** 2

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN POLÍTICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030107001 ELABORACIÓN DEL PROGRAMA DE CAPACITACIÓN PARA LA PROMOCIÓN DE LA CULTURA DEMOCRÁTICA Y PARTICIPATIVA, DIRIGIDAS A ESTUDIANTES DE 5TO AÑO DE BACHILLERATO.

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN POLÍTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.461.012**	**0**	**0**	**0**	**0**	**1.461.012**
403	09	00	00	Viáticos y pasajes	1.461.012	0	0	0	0	1.461.012
403	09	01	00	Viáticos y pasajes dentro del país	1.461.012	0	0	0	0	1.461.012
				Totales	**1.461.012**	**0**	**0**	**0**	**0**	**1.461.012**

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 129368 030107000 PLAN DE FORMACIÓN EN CULTURA DEMOCRÁTICA Y PARTICIPATIVA

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN POLÍTICA EN LA POBLACIÓN ESTUDIANTIL VENEZOLANA DE 5TO AÑO DE BACHILLERATO, COMO UNO DE LOS MEDIOS DEL FOMENTO Y FORTALECIMIENTO DE LA CIUDADANÍA.

UNIDAD DE MEDIDA: PLAN **META:** 2

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN POLÍTICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 030107002 EJECUCIÓN DEL PROGRAMA DE CAPACITACIÓN PARA LA PROMOCIÓN DE LA CULTURA DEMOCRÁTICA Y PARTICIPATIVA, DIRIGIDAS A ESTUDIANTES DEL 5TO AÑO DE BACHILLERATO.

UNIDAD DE MEDIDA: PLAN **META:** 3

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN POLÍTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.250.000**	**0**	**0**	**0**	**0**	**1.250.000**
403	09	00	00	Viáticos y pasajes	1.250.000	0	0	0	0	1.250.000
403	09	01	00	Viáticos y pasajes dentro del país	1.250.000	0	0	0	0	1.250.000
				Totales	**1.250.000**	**0**	**0**	**0**	**0**	**1.250.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 039999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS.

OBJETIVO DEL PROYECTO: TRANSFERIR A LA FUNDACIÓN INSTITUTOS DE ALTOS ESTUDIOS DEL PODER ELECTORAL LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE SUS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 83.816

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE ADMINISTRACION Y FINANZAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**83.816**	**0**	**0**	**0**	**0**	**83.816**
407	01	00	00	Transferencias y donaciones corrientes internas	83.816	0	0	0	0	83.816
407	01	03	00	Transferencias corrientes internas al sector público	83.816	0	0	0	0	83.816
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	83.816	0	0	0	0	83.816
				Totales	**83.816**	**0**	**0**	**0**	**0**	**83.816**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 039999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS.

OBJETIVO DEL PROYECTO: TRANSFERIR A LA FUNDACIÓN INSTITUTOS DE ALTOS ESTUDIOS DEL PODER ELECTORAL LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE SUS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 83.816

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE ADMINISTRACION Y FINANZAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**83.816**	**0**	**0**	**0**	**0**	**83.816**
407	01	00	00	Transferencias y donaciones corrientes internas	83.816	0	0	0	0	83.816
407	01	03	00	Transferencias corrientes internas al sector público	83.816	0	0	0	0	83.816
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	83.816	0	0	0	0	83.816
				- A0248 Fundación Instituto de Altos Estudios del Poder Electoral	83.816	0	0	0	0	83.816
				Totales	**83.816**	**0**	**0**	**0**	**0**	**83.816**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 039999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS.

OBJETIVO DEL PROYECTO: TRANSFERIR A LA FUNDACIÓN INSTITUTOS DE ALTOS ESTUDIOS DEL PODER ELECTORAL LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE SUS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 83.816

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE ADMINISTRACION Y FINANZAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 039999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN INSTITUTO DE ALTOS ESTUDIOS DEL PODER ELECTORAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 83.816

RESPONSABLE/EJECUTOR:

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**83.816**	**0**	**0**	**0**	**0**	**83.816**
407	01	00	00	Transferencias y donaciones corrientes internas	83.816	0	0	0	0	83.816
407	01	03	00	Transferencias corrientes internas al sector público	83.816	0	0	0	0	83.816
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	83.816	0	0	0	0	83.816
				Totales	**83.816**	**0**	**0**	**0**	**0**	**83.816**

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**3.001.972.367**	0	0	0	0	**3.001.972.367**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.105.743.784	0	0	0	0	1.105.743.784
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	546.976.125	0	0	0	0	546.976.125
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	23.947.659	0	0	0	0	23.947.659
401	01	12	00	Salarios a obreros en puestos no permanentes	3.825.360	0	0	0	0	3.825.360
401	01	18	00	Remuneraciones al personal contratado	144.190.131	0	0	0	0	144.190.131
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	136.327.731	0	0	0	0	136.327.731
401	01	18	02	Remuneraciones por honorarios profesionales	7.862.400	0	0	0	0	7.862.400
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	8.464.283	0	0	0	0	8.464.283
401	01	99	00	Otras retribuciones	378.340.226	0	0	0	0	378.340.226
401	03	00	00	Primas	222.820.048	0	0	0	0	222.820.048
401	03	08	00	Primas de profesionalización a empleados	143.587.593	0	0	0	0	143.587.593
401	03	09	00	Primas por antigüedad a empleados	65.135.057	0	0	0	0	65.135.057
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.204.270	0	0	0	0	3.204.270
401	03	21	00	Primas por antigüedad a obreros	3.731.559	0	0	0	0	3.731.559
401	03	40	00	Primas de profesionalización al personal contratado	7.129.169	0	0	0	0	7.129.169
401	03	98	00	Otras primas a obreros	32.400	0	0	0	0	32.400
401	04	00	00	Complementos de sueldos y salarios	606.971.676	0	0	0	0	606.971.676
401	04	02	00	Complemento a empleados por trabajo nocturno	3.721.716	0	0	0	0	3.721.716
401	04	06	00	Complemento a empleados por comisión de servicios	6.960.600	0	0	0	0	6.960.600
401	04	08	00	Bono compensatorio de alimentación a empleados	406.350.000	0	0	0	0	406.350.000
401	04	18	00	Bono compensatorio de alimentación a obreros	31.626.000	0	0	0	0	31.626.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	157.185.000	0	0	0	0	157.185.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	1.008.000	0	0	0	0	1.008.000
401	04	97	00	Otros complementos a obreros	120.360	0	0	0	0	120.360
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	117.571.039	0	0	0	0	117.571.039
401	05	03	00	Bono vacacional a empleados	103.009.453	0	0	0	0	103.009.453
401	05	06	00	Bono vacacional a obreros	7.273.790	0	0	0	0	7.273.790
401	05	08	00	Bono vacacional al personal contratado	4.796.710	0	0	0	0	4.796.710
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	2.491.086	0	0	0	0	2.491.086
401	06	00	00	Aportes patronales y legales	94.885.682	0	0	0	0	94.885.682
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por	53.288.729	0	0	0	0	53.288.729

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				empleados						
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	9.688.860	0	0	0	0	9.688.860
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	15.113.975	0	0	0	0	15.113.975
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	4.147.433	0	0	0	0	4.147.433
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	754.079	0	0	0	0	754.079
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	553.584	0	0	0	0	553.584
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	7.789.815	0	0	0	0	7.789.815
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.512.946	0	0	0	0	1.512.946
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.416.330	0	0	0	0	1.416.330
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	330.473	0	0	0	0	330.473
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	169.286	0	0	0	0	169.286
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	120.172	0	0	0	0	120.172
401	07	00	00	Asistencia socio-económica	561.828.262	0	0	0	0	561.828.262
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	54.697.613	0	0	0	0	54.697.613
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	374.177.735	0	0	0	0	374.177.735
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	53.080.315	0	0	0	0	53.080.315
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.394.766	0	0	0	0	2.394.766
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	31.956.667	0	0	0	0	31.956.667
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	3.110.567	0	0	0	0	3.110.567
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	846.428	0	0	0	0	846.428
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	468.659	0	0	0	0	468.659
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	41.095.512	0	0	0	0	41.095.512
401	08	00	00	Prestaciones sociales e indemnizaciones	292.151.876	0	0	0	0	292.151.876
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	266.136.811	0	0	0	0	266.136.811
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	11.048.457	0	0	0	0	11.048.457
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	11.596.923	0	0	0	0	11.596.923
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	3.369.685	0	0	0	0	3.369.685
403	**00**	**00**	**00**	**Servicios no personales**	**26.242.452**	**0**	**0**	**0**	**0**	**26.242.452**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	5.751.087	0	0	0	0	5.751.087

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	5.751.087	0	0	0	0	5.751.087
403	18	00	00	Impuestos indirectos	2.606.295	0	0	0	0	2.606.295
403	18	01	00	Impuesto al valor agregado	2.606.295	0	0	0	0	2.606.295
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	17.885.070	0	0	0	0	17.885.070
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	17.885.070	0	0	0	0	17.885.070
				Totales	**3.028.214.819**	**0**	**0**	**0**	**0**	**3.028.214.819**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 03 - 62

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 030001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**3.001.972.367**	0	0	0	0	**3.001.972.367**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.105.743.784	0	0	0	0	1.105.743.784
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	546.976.125	0	0	0	0	546.976.125
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	23.947.659	0	0	0	0	23.947.659
401	01	12	00	Salarios a obreros en puestos no permanentes	3.825.360	0	0	0	0	3.825.360
401	01	18	00	Remuneraciones al personal contratado	144.190.131	0	0	0	0	144.190.131
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	136.327.731	0	0	0	0	136.327.731
401	01	18	02	Remuneraciones por honorarios profesionales	7.862.400	0	0	0	0	7.862.400
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	8.464.283	0	0	0	0	8.464.283
401	01	99	00	Otras retribuciones	378.340.226	0	0	0	0	378.340.226
401	03	00	00	Primas	222.820.048	0	0	0	0	222.820.048
401	03	08	00	Primas de profesionalización a empleados	143.587.593	0	0	0	0	143.587.593
401	03	09	00	Primas por antigüedad a empleados	65.135.057	0	0	0	0	65.135.057
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.204.270	0	0	0	0	3.204.270
401	03	21	00	Primas por antigüedad a obreros	3.731.559	0	0	0	0	3.731.559
401	03	40	00	Primas de profesionalización al personal contratado	7.129.169	0	0	0	0	7.129.169
401	03	98	00	Otras primas a obreros	32.400	0	0	0	0	32.400
401	04	00	00	Complementos de sueldos y salarios	606.971.676	0	0	0	0	606.971.676
401	04	02	00	Complemento a empleados por trabajo nocturno	3.721.716	0	0	0	0	3.721.716
401	04	06	00	Complemento a empleados por comisión de servicios	6.960.600	0	0	0	0	6.960.600
401	04	08	00	Bono compensatorio de alimentación a empleados	406.350.000	0	0	0	0	406.350.000
401	04	18	00	Bono compensatorio de alimentación a obreros	31.626.000	0	0	0	0	31.626.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	157.185.000	0	0	0	0	157.185.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	1.008.000	0	0	0	0	1.008.000
401	04	97	00	Otros complementos a obreros	120.360	0	0	0	0	120.360
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	117.571.039	0	0	0	0	117.571.039
401	05	03	00	Bono vacacional a empleados	103.009.453	0	0	0	0	103.009.453

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 030001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	06	00	Bono vacacional a obreros	7.273.790	0	0	0	0	7.273.790
401	05	08	00	Bono vacacional al personal contratado	4.796.710	0	0	0	0	4.796.710
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	2.491.086	0	0	0	0	2.491.086
401	06	00	00	Aportes patronales y legales	94.885.682	0	0	0	0	94.885.682
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	53.288.729	0	0	0	0	53.288.729
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	9.688.860	0	0	0	0	9.688.860
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	15.113.975	0	0	0	0	15.113.975
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	4.147.433	0	0	0	0	4.147.433
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	754.079	0	0	0	0	754.079
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	553.584	0	0	0	0	553.584
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	7.789.815	0	0	0	0	7.789.815
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.512.946	0	0	0	0	1.512.946
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.416.330	0	0	0	0	1.416.330
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	330.473	0	0	0	0	330.473
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	169.286	0	0	0	0	169.286
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	120.172	0	0	0	0	120.172
401	07	00	00	Asistencia socio-económica	561.828.262	0	0	0	0	561.828.262
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	54.697.613	0	0	0	0	54.697.613
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	374.177.735	0	0	0	0	374.177.735
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	53.080.315	0	0	0	0	53.080.315
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.394.766	0	0	0	0	2.394.766
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	31.956.667	0	0	0	0	31.956.667
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	3.110.567	0	0	0	0	3.110.567
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	846.428	0	0	0	0	846.428
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de	468.659	0	0	0	0	468.659

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 030001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				elección popular						
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	41.095.512	0	0	0	0	41.095.512
401	08	00	00	Prestaciones sociales e indemnizaciones	292.151.876	0	0	0	0	292.151.876
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	266.136.811	0	0	0	0	266.136.811
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	11.048.457	0	0	0	0	11.048.457
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	11.596.923	0	0	0	0	11.596.923
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	3.369.685	0	0	0	0	3.369.685
403	**00**	**00**	**00**	**Servicios no personales**	**26.242.452**	**0**	**0**	**0**	**0**	**26.242.452**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	5.751.087	0	0	0	0	5.751.087
403	10	07	00	Servicios de capacitación y adiestramiento	5.751.087	0	0	0	0	5.751.087
403	18	00	00	Impuestos indirectos	2.606.295	0	0	0	0	2.606.295
403	18	01	00	Impuesto al valor agregado	2.606.295	0	0	0	0	2.606.295
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	17.885.070	0	0	0	0	17.885.070
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	17.885.070	0	0	0	0	17.885.070
				Totales	**3.028.214.819**	**0**	**0**	**0**	**0**	**3.028.214.819**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**235.892.130**	**0**	**0**	**0**	**0**	**235.892.130**
402	01	00	00	Productos alimenticios y agropecuarios	5.824.958	0	0	0	0	5.824.958
402	01	01	00	Alimentos y bebidas para personas	5.815.720	0	0	0	0	5.815.720
402	01	03	00	Productos agrícolas y pecuarios	9.238	0	0	0	0	9.238
402	04	00	00	Productos de cuero y caucho	4.867.400	0	0	0	0	4.867.400
402	04	03	00	Cauchos y tripas para vehículos	4.867.400	0	0	0	0	4.867.400
402	05	00	00	Productos de papel, cartón e impresos	45.633.961	0	0	0	0	45.633.961
402	05	01	00	Pulpa de madera, papel y cartón	8.093.002	0	0	0	0	8.093.002
402	05	02	00	Envases y cajas de papel y cartón	506.280	0	0	0	0	506.280
402	05	03	00	Productos de papel y cartón para oficina	36.522.189	0	0	0	0	36.522.189
402	05	04	00	Libros, revistas y periódicos	7.500	0	0	0	0	7.500
402	05	99	00	Otros productos de pulpa, papel y cartón	504.990	0	0	0	0	504.990
402	06	00	00	Productos químicos y derivados	6.563.886	0	0	0	0	6.563.886
402	06	02	00	Abonos, plaguicidas y otros	221.725	0	0	0	0	221.725
402	06	03	00	Tintas, pinturas y colorantes	331.264	0	0	0	0	331.264
402	06	04	00	Productos farmacéuticos y medicamentos	58.150	0	0	0	0	58.150
402	06	05	00	Productos de tocador	152.841	0	0	0	0	152.841
402	06	06	00	Combustibles y lubricantes	93.217	0	0	0	0	93.217
402	06	08	00	Productos plásticos	5.659.720	0	0	0	0	5.659.720
402	06	99	00	Otros productos de la industria química y conexos	46.969	0	0	0	0	46.969
402	07	00	00	Productos minerales no metálicos	561	0	0	0	0	561
402	07	02	00	Vidrios y productos de vidrio	442	0	0	0	0	442
402	07	04	00	Cemento, cal y yeso	119	0	0	0	0	119
402	08	00	00	Productos metálicos	347.163	0	0	0	0	347.163
402	08	01	00	Productos primarios de hierro y acero	2.400	0	0	0	0	2.400
402	08	02	00	Productos de metales no ferrosos	1.169	0	0	0	0	1.169
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	329.442	0	0	0	0	329.442
402	08	99	00	Otros productos metálicos	14.152	0	0	0	0	14.152
402	09	00	00	Productos de madera	501.000	0	0	0	0	501.000
402	09	01	00	Productos primarios de madera	501.000	0	0	0	0	501.000
402	10	00	00	Productos varios y útiles diversos	126.013.250	0	0	0	0	126.013.250
402	10	02	00	Materiales y útiles de limpieza y aseo	2.311.126	0	0	0	0	2.311.126
402	10	03	00	Utensilios de cocina y comedor	75.400	0	0	0	0	75.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **ACCIÓN CENTRALIZADA:** 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	13.056.647	0	0	0	0	13.056.647
402	10	07	00	Productos de seguridad en el trabajo	376.180	0	0	0	0	376.180
402	10	08	00	Materiales para equipos de computación	104.635.037	0	0	0	0	104.635.037
402	10	09	00	Especies timbradas y valores	702.000	0	0	0	0	702.000
402	10	11	00	Materiales eléctricos	4.719.455	0	0	0	0	4.719.455
402	10	12	00	Materiales para instalaciones sanitarias	73.697	0	0	0	0	73.697
402	10	99	00	Otros productos y útiles diversos	63.708	0	0	0	0	63.708
402	99	00	00	Otros materiales y suministros	46.139.951	0	0	0	0	46.139.951
402	99	01	00	Otros materiales y suministros	46.139.951	0	0	0	0	46.139.951
403	**00**	**00**	**00**	**Servicios no personales**	**650.888.066**	**0**	**0**	**0**	**0**	**650.888.066**
403	01	00	00	Alquileres de inmuebles	43.254.587	0	0	0	0	43.254.587
403	01	01	00	Alquileres de edificios y locales	43.254.587	0	0	0	0	43.254.587
403	02	00	00	Alquileres de maquinaria y equipos	52.101.422	0	0	0	0	52.101.422
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	52.101.422	0	0	0	0	52.101.422
403	04	00	00	Servicios básicos	75.166.366	0	0	0	0	75.166.366
403	04	01	00	Electricidad	2.060.809	0	0	0	0	2.060.809
403	04	03	00	Agua	1.091.067	0	0	0	0	1.091.067
403	04	04	00	Teléfonos	56.000.000	0	0	0	0	56.000.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	56.000.000	0	0	0	0	56.000.000
403	04	05	00	Servicio de comunicaciones	14.800.000	0	0	0	0	14.800.000
403	04	06	00	Servicio de aseo urbano y domiciliario	1.214.490	0	0	0	0	1.214.490
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	10.000.000	0	0	0	0	10.000.000
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	10.000.000	0	0	0	0	10.000.000
403	06	00	00	Servicios de transporte y almacenaje	2.912.000	0	0	0	0	2.912.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	2.912.000	0	0	0	0	2.912.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	11.570.760	0	0	0	0	11.570.760
403	07	02	00	Imprenta y reproducción	10.398.110	0	0	0	0	10.398.110
403	07	03	00	Relaciones sociales	1.172.650	0	0	0	0	1.172.650
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	6.509.054	0	0	0	0	6.509.054
403	08	01	00	Primas y gastos de seguros	6.500.000	0	0	0	0	6.500.000
403	08	02	00	Comisiones y gastos bancarios	9.054	0	0	0	0	9.054
403	09	00	00	Viáticos y pasajes	50.281.036	0	0	0	0	50.281.036
403	09	01	00	Viáticos y pasajes dentro del país	39.727.356	0	0	0	0	39.727.356

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	10.553.680	0	0	0	0	10.553.680
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	4.215.570	0	0	0	0	4.215.570
403	10	09	00	Servicios de lavandería y tintorería	6.224	0	0	0	0	6.224
403	10	10	00	Servicios de vigilancia	18.000	0	0	0	0	18.000
403	10	11	00	Servicios para la elaboración y suministro de comida	365.000	0	0	0	0	365.000
403	10	99	00	Otros servicios profesionales y técnicos	3.826.346	0	0	0	0	3.826.346
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.956.372	0	0	0	0	10.956.372
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	7.898.581	0	0	0	0	7.898.581
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	80.000	0	0	0	0	80.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.657.791	0	0	0	0	2.657.791
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	320.000	0	0	0	0	320.000
403	12	00	00	Conservación y reparaciones menores de obras	11.959.922	0	0	0	0	11.959.922
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	11.959.922	0	0	0	0	11.959.922
403	15	00	00	Servicios fiscales	1.910.157	0	0	0	0	1.910.157
403	15	02	00	Tasas y otros derechos obligatorios	1.910.157	0	0	0	0	1.910.157
403	16	00	00	Servicios de diversión, esparcimiento y culturales	225.558.784	0	0	0	0	225.558.784
403	16	01	00	Servicios de diversión, esparcimiento y culturales	225.558.784	0	0	0	0	225.558.784
403	18	00	00	Impuestos indirectos	72.519.071	0	0	0	0	72.519.071
403	18	01	00	Impuesto al valor agregado	72.519.071	0	0	0	0	72.519.071
403	99	00	00	Otros servicios no personales	71.972.965	0	0	0	0	71.972.965
403	99	01	00	Otros servicios no personales	71.972.965	0	0	0	0	71.972.965
404	**00**	**00**	**00**	**Activos reales**	**13.171.958**	**0**	**0**	**0**	**0**	**13.171.958**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	20.000	0	0	0	0	20.000
404	01	01	00	Repuestos mayores	20.000	0	0	0	0	20.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	20.000	0	0	0	0	20.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	254.000	0	0	0	0	254.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	254.000	0	0	0	0	254.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	762.987	0	0	0	0	762.987
404	05	01	00	Equipos de telecomunicaciones	762.987	0	0	0	0	762.987
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	311.648	0	0	0	0	311.648
404	07	02	00	Equipos de enseñanza, deporte y recreación	311.648	0	0	0	0	311.648
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.823.323	0	0	0	0	11.823.323

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	3.269.165	0	0	0	0	3.269.165
404	09	02	00	Equipos de computación	6.140.339	0	0	0	0	6.140.339
404	09	03	00	Mobiliario y equipos de alojamiento	2.312.219	0	0	0	0	2.312.219
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	101.600	0	0	0	0	101.600
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.132.140**	**0**	**0**	**0**	**0**	**4.132.140**
407	01	00	00	Transferencias y donaciones corrientes internas	4.132.140	0	0	0	0	4.132.140
407	01	02	00	Donaciones corrientes internas al sector privado	1.132.140	0	0	0	0	1.132.140
407	01	02	01	Donaciones corrientes a personas	1.132.140	0	0	0	0	1.132.140
407	01	03	00	Transferencias corrientes internas al sector público	3.000.000	0	0	0	0	3.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.000.000	0	0	0	0	3.000.000
				Totales	**904.084.294**	**0**	**0**	**0**	**0**	**904.084.294**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

03 - 70

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.000.000**	**0**	**0**	**0**	**0**	**3.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	3.000.000	0	0	0	0	3.000.000
407	01	03	00	Transferencias corrientes internas al sector público	3.000.000	0	0	0	0	3.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.000.000	0	0	0	0	3.000.000
				- A0248 Fundación Instituto de Altos Estudios del Poder Electoral	3.000.000	0	0	0	0	3.000.000
				Totales	**3.000.000**	**0**	**0**	**0**	**0**	**3.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 030002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**235.892.130**	**0**	**0**	**0**	**0**	**235.892.130**
402	01	00	00	Productos alimenticios y agropecuarios	5.824.958	0	0	0	0	5.824.958
402	01	01	00	Alimentos y bebidas para personas	5.815.720	0	0	0	0	5.815.720
402	01	03	00	Productos agrícolas y pecuarios	9.238	0	0	0	0	9.238
402	04	00	00	Productos de cuero y caucho	4.867.400	0	0	0	0	4.867.400
402	04	03	00	Cauchos y tripas para vehículos	4.867.400	0	0	0	0	4.867.400
402	05	00	00	Productos de papel, cartón e impresos	45.633.961	0	0	0	0	45.633.961
402	05	01	00	Pulpa de madera, papel y cartón	8.093.002	0	0	0	0	8.093.002
402	05	02	00	Envases y cajas de papel y cartón	506.280	0	0	0	0	506.280
402	05	03	00	Productos de papel y cartón para oficina	36.522.189	0	0	0	0	36.522.189
402	05	04	00	Libros, revistas y periódicos	7.500	0	0	0	0	7.500
402	05	99	00	Otros productos de pulpa, papel y cartón	504.990	0	0	0	0	504.990
402	06	00	00	Productos químicos y derivados	6.563.886	0	0	0	0	6.563.886
402	06	02	00	Abonos, plaguicidas y otros	221.725	0	0	0	0	221.725
402	06	03	00	Tintas, pinturas y colorantes	331.264	0	0	0	0	331.264
402	06	04	00	Productos farmacéuticos y medicamentos	58.150	0	0	0	0	58.150
402	06	05	00	Productos de tocador	152.841	0	0	0	0	152.841
402	06	06	00	Combustibles y lubricantes	93.217	0	0	0	0	93.217
402	06	08	00	Productos plásticos	5.659.720	0	0	0	0	5.659.720
402	06	99	00	Otros productos de la industria química y conexos	46.969	0	0	0	0	46.969
402	07	00	00	Productos minerales no metálicos	561	0	0	0	0	561
402	07	02	00	Vidrios y productos de vidrio	442	0	0	0	0	442
402	07	04	00	Cemento, cal y yeso	119	0	0	0	0	119
402	08	00	00	Productos metálicos	347.163	0	0	0	0	347.163
402	08	01	00	Productos primarios de hierro y acero	2.400	0	0	0	0	2.400
402	08	02	00	Productos de metales no ferrosos	1.169	0	0	0	0	1.169
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	329.442	0	0	0	0	329.442
402	08	99	00	Otros productos metálicos	14.152	0	0	0	0	14.152

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 030002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	09	00	00	Productos de madera	501.000	0	0	0	0	501.000
402	09	01	00	Productos primarios de madera	501.000	0	0	0	0	501.000
402	10	00	00	Productos varios y útiles diversos	126.013.250	0	0	0	0	126.013.250
402	10	02	00	Materiales y útiles de limpieza y aseo	2.311.126	0	0	0	0	2.311.126
402	10	03	00	Utensilios de cocina y comedor	75.400	0	0	0	0	75.400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	13.056.647	0	0	0	0	13.056.647
402	10	07	00	Productos de seguridad en el trabajo	376.180	0	0	0	0	376.180
402	10	08	00	Materiales para equipos de computación	104.635.037	0	0	0	0	104.635.037
402	10	09	00	Especies timbradas y valores	702.000	0	0	0	0	702.000
402	10	11	00	Materiales eléctricos	4.719.455	0	0	0	0	4.719.455
402	10	12	00	Materiales para instalaciones sanitarias	73.697	0	0	0	0	73.697
402	10	99	00	Otros productos y útiles diversos	63.708	0	0	0	0	63.708
402	99	00	00	Otros materiales y suministros	46.139.951	0	0	0	0	46.139.951
402	99	01	00	Otros materiales y suministros	46.139.951	0	0	0	0	46.139.951
403	**00**	**00**	**00**	**Servicios no personales**	**650.888.066**	**0**	**0**	**0**	**0**	**650.888.066**
403	01	00	00	Alquileres de inmuebles	43.254.587	0	0	0	0	43.254.587
403	01	01	00	Alquileres de edificios y locales	43.254.587	0	0	0	0	43.254.587
403	02	00	00	Alquileres de maquinaria y equipos	52.101.422	0	0	0	0	52.101.422
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	52.101.422	0	0	0	0	52.101.422
403	04	00	00	Servicios básicos	75.166.366	0	0	0	0	75.166.366
403	04	01	00	Electricidad	2.060.809	0	0	0	0	2.060.809
403	04	03	00	Agua	1.091.067	0	0	0	0	1.091.067
403	04	04	00	Teléfonos	56.000.000	0	0	0	0	56.000.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	56.000.000	0	0	0	0	56.000.000
403	04	05	00	Servicio de comunicaciones	14.800.000	0	0	0	0	14.800.000
403	04	06	00	Servicio de aseo urbano y domiciliario	1.214.490	0	0	0	0	1.214.490
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	10.000.000	0	0	0	0	10.000.000
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	10.000.000	0	0	0	0	10.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 030002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	2.912.000	0	0	0	0	2.912.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	2.912.000	0	0	0	0	2.912.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	11.570.760	0	0	0	0	11.570.760
403	07	02	00	Imprenta y reproducción	10.398.110	0	0	0	0	10.398.110
403	07	03	00	Relaciones sociales	1.172.650	0	0	0	0	1.172.650
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	6.509.054	0	0	0	0	6.509.054
403	08	01	00	Primas y gastos de seguros	6.500.000	0	0	0	0	6.500.000
403	08	02	00	Comisiones y gastos bancarios	9.054	0	0	0	0	9.054
403	09	00	00	Viáticos y pasajes	50.281.036	0	0	0	0	50.281.036
403	09	01	00	Viáticos y pasajes dentro del país	39.727.356	0	0	0	0	39.727.356
403	09	02	00	Viáticos y pasajes fuera del país	10.553.680	0	0	0	0	10.553.680
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	4.215.570	0	0	0	0	4.215.570
403	10	09	00	Servicios de lavandería y tintorería	6.224	0	0	0	0	6.224
403	10	10	00	Servicios de vigilancia	18.000	0	0	0	0	18.000
403	10	11	00	Servicios para la elaboración y suministro de comida	365.000	0	0	0	0	365.000
403	10	99	00	Otros servicios profesionales y técnicos	3.826.346	0	0	0	0	3.826.346
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.956.372	0	0	0	0	10.956.372
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	7.898.581	0	0	0	0	7.898.581
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	80.000	0	0	0	0	80.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.657.791	0	0	0	0	2.657.791
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	320.000	0	0	0	0	320.000
403	12	00	00	Conservación y reparaciones menores de obras	11.959.922	0	0	0	0	11.959.922
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	11.959.922	0	0	0	0	11.959.922
403	15	00	00	Servicios fiscales	1.910.157	0	0	0	0	1.910.157
403	15	02	00	Tasas y otros derechos obligatorios	1.910.157	0	0	0	0	1.910.157
403	16	00	00	Servicios de diversión, esparcimiento y culturales	225.558.784	0	0	0	0	225.558.784
403	16	01	00	Servicios de diversión, esparcimiento y culturales	225.558.784	0	0	0	0	225.558.784
403	18	00	00	Impuestos indirectos	72.519.071	0	0	0	0	72.519.071

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 030002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	72.519.071	0	0	0	0	72.519.071
403	99	00	00	Otros servicios no personales	71.972.965	0	0	0	0	71.972.965
403	99	01	00	Otros servicios no personales	71.972.965	0	0	0	0	71.972.965
404	**00**	**00**	**00**	**Activos reales**	**13.171.958**	**0**	**0**	**0**	**0**	**13.171.958**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	20.000	0	0	0	0	20.000
404	01	01	00	Repuestos mayores	20.000	0	0	0	0	20.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	20.000	0	0	0	0	20.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	254.000	0	0	0	0	254.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	254.000	0	0	0	0	254.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	762.987	0	0	0	0	762.987
404	05	01	00	Equipos de telecomunicaciones	762.987	0	0	0	0	762.987
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	311.648	0	0	0	0	311.648
404	07	02	00	Equipos de enseñanza, deporte y recreación	311.648	0	0	0	0	311.648
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.823.323	0	0	0	0	11.823.323
404	09	01	00	Mobiliario y equipos de oficina	3.269.165	0	0	0	0	3.269.165
404	09	02	00	Equipos de computación	6.140.339	0	0	0	0	6.140.339
404	09	03	00	Mobiliario y equipos de alojamiento	2.312.219	0	0	0	0	2.312.219
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	101.600	0	0	0	0	101.600
				Totales	**899.952.154**	**0**	**0**	**0**	**0**	**899.952.154**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 030002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.132.140**	**0**	**0**	**0**	**0**	**1.132.140**
407	01	00	00	Transferencias y donaciones corrientes internas	1.132.140	0	0	0	0	1.132.140
407	01	02	00	Donaciones corrientes internas al sector privado	1.132.140	0	0	0	0	1.132.140
407	01	02	01	Donaciones corrientes a personas	1.132.140	0	0	0	0	1.132.140
				Totales	**1.132.140**	**0**	**0**	**0**	**0**	**1.132.140**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 030002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.000.000**	**0**	**0**	**0**	**0**	**3.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	3.000.000	0	0	0	0	3.000.000
407	01	03	00	Transferencias corrientes internas al sector público	3.000.000	0	0	0	0	3.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.000.000	0	0	0	0	3.000.000
				Totales	**3.000.000**	**0**	**0**	**0**	**0**	**3.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**952.831.528**	**0**	**0**	**0**	**0**	**952.831.528**
407	01	00	00	Transferencias y donaciones corrientes internas	952.831.528	0	0	0	0	952.831.528
407	01	01	00	Transferencias corrientes internas al sector privado	937.717.292	0	0	0	0	937.717.292
407	01	01	01	Pensiones del personal empleado, obrero y militar	32.494.152	0	0	0	0	32.494.152
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	429.335.113	0	0	0	0	429.335.113
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	947.083	0	0	0	0	947.083
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	17.794.386	0	0	0	0	17.794.386
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	14.340.858	0	0	0	0	14.340.858
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	31.755.534	0	0	0	0	31.755.534
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	188.645.669	0	0	0	0	188.645.669
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	222.404.497	0	0	0	0	222.404.497
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	2.073.151	0	0	0	0	2.073.151
407	01	05	01	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular	1.669.530	0	0	0	0	1.669.530
407	01	05	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	263.621	0	0	0	0	263.621
407	01	05	98	Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	140.000	0	0	0	0	140.000
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	13.041.085	0	0	0	0	13.041.085
407	01	06	01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular	10.239.572	0	0	0	0	10.239.572
407	01	06	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	809.081	0	0	0	0	809.081
407	01	06	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	1.552.432	0	0	0	0	1.552.432
407	01	06	98	Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	440.000	0	0	0	0	440.000
				Totales	952.831.528	0	0	0	0	952.831.528

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 03 - 78

ÓRGANO: CONSEJO NACIONAL ELECTORAL **ACCIÓN CENTRALIZADA:** 030003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 030003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**952.831.528**	**0**	**0**	**0**	**0**	**952.831.528**
407	01	00	00	Transferencias y donaciones corrientes internas	952.831.528	0	0	0	0	952.831.528
407	01	01	00	Transferencias corrientes internas al sector privado	937.717.292	0	0	0	0	937.717.292
407	01	01	01	Pensiones del personal empleado, obrero y militar	32.494.152	0	0	0	0	32.494.152
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	429.335.113	0	0	0	0	429.335.113
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	947.083	0	0	0	0	947.083
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	17.794.386	0	0	0	0	17.794.386
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	14.340.858	0	0	0	0	14.340.858
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	31.755.534	0	0	0	0	31.755.534
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	188.645.669	0	0	0	0	188.645.669
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	222.404.497	0	0	0	0	222.404.497
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	2.073.151	0	0	0	0	2.073.151
407	01	05	01	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular	1.669.530	0	0	0	0	1.669.530
407	01	05	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	263.621	0	0	0	0	263.621
407	01	05	98	Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	140.000	0	0	0	0	140.000
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	13.041.085	0	0	0	0	13.041.085
407	01	06	01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular	10.239.572	0	0	0	0	10.239.572
407	01	06	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	809.081	0	0	0	0	809.081
407	01	06	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	1.552.432	0	0	0	0	1.552.432
407	01	06	98	Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	440.000	0	0	0	0	440.000
				Totales	**952.831.528**	**0**	**0**	**0**	**0**	**952.831.528**

06
Ministerio del Poder Popular para Relaciones Exteriores

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

06 - 1

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**2.893.026.749**	0	0	0	0	**2.893.026.749**
401	01	00	00	Sueldos, salarios y otras retribuciones	633.567.234	0	0	0	0	633.567.234
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	240.699.049	0	0	0	0	240.699.049
401	01	03	00	Suplencias a empleados	525.000	0	0	0	0	525.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	49.047.120	0	0	0	0	49.047.120
401	01	12	00	Salarios a obreros en puestos no permanentes	213.750	0	0	0	0	213.750
401	01	13	00	Suplencias a obreros	900.000	0	0	0	0	900.000
401	01	18	00	Remuneraciones al personal contratado	341.374.836	0	0	0	0	341.374.836
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	338.939.426	0	0	0	0	338.939.426
401	01	18	02	Remuneraciones por honorarios profesionales	2.435.410	0	0	0	0	2.435.410
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	100.935	0	0	0	0	100.935
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	706.544	0	0	0	0	706.544
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	51.392.300	0	0	0	0	51.392.300
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	50.690.567	0	0	0	0	50.690.567
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	88.179	0	0	0	0	88.179
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	613.554	0	0	0	0	613.554
401	03	00	00	Primas	352.811.133	0	0	0	0	352.811.133
401	03	01	00	Primas por mérito a empleados	553.572	0	0	0	0	553.572
401	03	02	00	Primas de transporte a empleados	8.917.600	0	0	0	0	8.917.600
401	03	04	00	Primas por hijos a empleados	6.872.000	0	0	0	0	6.872.000
401	03	08	00	Primas de profesionalización a empleados	33.702.369	0	0	0	0	33.702.369
401	03	09	00	Primas por antigüedad a empleados	47.514.053	0	0	0	0	47.514.053
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.302.856	0	0	0	0	3.302.856
401	03	11	00	Primas al personal en servicio en el exterior	193.615.261	0	0	0	0	193.615.261
401	03	16	00	Primas por mérito a obreros	4.989.445	0	0	0	0	4.989.445
401	03	17	00	Primas de transporte a obreros	1.898.400	0	0	0	0	1.898.400
401	03	19	00	Primas por hijos de obreros	2.559.200	0	0	0	0	2.559.200
401	03	21	00	Primas por antigüedad a obreros	8.524.601	0	0	0	0	8.524.601
401	03	22	00	Primas de profesionalización a obreros	757.673	0	0	0	0	757.673
401	03	31	00	Primas por riesgo al personal militar y de seguridad	2.540.000	0	0	0	0	2.540.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	37	00	Primas de transporte al personal contratado	5.868.800	0	0	0	0	5.868.800
401	03	39	00	Primas por hijos al personal contratado	5.303.200	0	0	0	0	5.303.200
401	03	40	00	Primas de profesionalización al personal contratado	10.846.780	0	0	0	0	10.846.780
401	03	41	00	Primas por antigüedad al personal contratado	14.439.690	0	0	0	0	14.439.690
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	69.513	0	0	0	0	69.513
401	03	47	00	Primas al personal de alto nivel y de dirección	536.120	0	0	0	0	536.120
401	04	00	00	Complementos de sueldos y salarios	139.001.595	0	0	0	0	139.001.595
401	04	06	00	Complemento a empleados por comisión de servicios	8.611.159	0	0	0	0	8.611.159
401	04	08	00	Bono compensatorio de alimentación a empleados	37.563.750	0	0	0	0	37.563.750
401	04	09	00	Bono compensatorio de transporte a empleados	5.424.000	0	0	0	0	5.424.000
401	04	18	00	Bono compensatorio de alimentación a obreros	11.441.250	0	0	0	0	11.441.250
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	18.666.405	0	0	0	0	18.666.405
401	04	25	00	Complemento al personal contratado por gastos de alimentación	196.474	0	0	0	0	196.474
401	04	26	00	Bono compensatorio de alimentación al personal contratado	40.560.341	0	0	0	0	40.560.341
401	04	27	00	Bono compensatorio de transporte al personal contratado	4.152.685	0	0	0	0	4.152.685
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	33.750	0	0	0	0	33.750
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	236.250	0	0	0	0	236.250
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	1.400	0	0	0	0	1.400
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	6.533	0	0	0	0	6.533
401	04	96	00	Otros complementos a empleados	3.078.000	0	0	0	0	3.078.000
401	04	97	00	Otros complementos a obreros	2.316.400	0	0	0	0	2.316.400
401	04	98	00	Otros complementos al personal contratado	6.713.198	0	0	0	0	6.713.198
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	144.104.527	0	0	0	0	144.104.527
401	05	03	00	Bono vacacional a empleados	76.727.282	0	0	0	0	76.727.282
401	05	06	00	Bono vacacional a obreros	12.826.357	0	0	0	0	12.826.357
401	05	07	00	Aguinaldos al personal contratado	11.931.331	0	0	0	0	11.931.331
401	05	08	00	Bono vacacional al personal contratado	42.426.822	0	0	0	0	42.426.822
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	33.053	0	0	0	0	33.053
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	159.682	0	0	0	0	159.682
401	06	00	00	Aportes patronales y legales	139.171.540	0	0	0	0	139.171.540

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	35.326.227	0	0	0	0	35.326.227
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	11.775.409	0	0	0	0	11.775.409
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.850.272	0	0	0	0	7.850.272
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	10.447.530	0	0	0	0	10.447.530
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	6.099.880	0	0	0	0	6.099.880
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	2.033.293	0	0	0	0	2.033.293
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.355.529	0	0	0	0	1.355.529
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.609.690	0	0	0	0	1.609.690
401	06	18	00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior	31.302.620	0	0	0	0	31.302.620
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	17.160.553	0	0	0	0	17.160.553
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	4.487.727	0	0	0	0	4.487.727
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	3.813.456	0	0	0	0	3.813.456
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	23.276	0	0	0	0	23.276
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	7.759	0	0	0	0	7.759
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	5.613	0	0	0	0	5.613
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	5.173	0	0	0	0	5.173
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	111.840	0	0	0	0	111.840
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	37.280	0	0	0	0	37.280
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	24.853	0	0	0	0	24.853
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	24.853	0	0	0	0	24.853
401	06	95	00	Otros aportes legales por personal contratado	5.668.707	0	0	0	0	5.668.707
401	07	00	00	Asistencia socio-económica	1.141.069.978	0	0	0	0	1.141.069.978
401	07	01	00	Capacitación y adiestramiento a empleados	900.000	0	0	0	0	900.000
401	07	02	00	Becas a empleados	3.148.800	0	0	0	0	3.148.800
401	07	03	00	Ayudas por matrimonio a empleados	148.000	0	0	0	0	148.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	141.050	0	0	0	0	141.050
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	58.877.044	0	0	0	0	58.877.044
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	400.551.022	0	0	0	0	400.551.022

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.880.000	0	0	0	0	5.880.000
401	07	10	00	Dotación de uniformes a empleados	178.080.000	0	0	0	0	178.080.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.209.239	0	0	0	0	1.209.239
401	07	17	00	Capacitación y adiestramiento a obreros	75.000	0	0	0	0	75.000
401	07	18	00	Becas a obreros	1.171.200	0	0	0	0	1.171.200
401	07	19	00	Ayudas por matrimonio de obreros	80.000	0	0	0	0	80.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	54.250	0	0	0	0	54.250
401	07	21	00	Ayudas por defunción a obreros	3.150.000	0	0	0	0	3.150.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	10.166.466	0	0	0	0	10.166.466
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	47.563.667	0	0	0	0	47.563.667
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.085.000	0	0	0	0	2.085.000
401	07	26	00	Dotación de uniformes a obreros	54.240.000	0	0	0	0	54.240.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	77.185	0	0	0	0	77.185
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	6.000	0	0	0	0	6.000
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	2.325	0	0	0	0	2.325
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	38.794	0	0	0	0	38.794
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	623.408	0	0	0	0	623.408
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	6.000	0	0	0	0	6.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.325	0	0	0	0	2.325
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	186.400	0	0	0	0	186.400
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	1.315.500	0	0	0	0	1.315.500
401	07	75	00	Becas al personal contratado	3.008.000	0	0	0	0	3.008.000
401	07	76	00	Ayudas por matrimonio al personal contratado	180.000	0	0	0	0	180.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	131.750	0	0	0	0	131.750
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	70.015	0	0	0	0	70.015
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	28.343.537	0	0	0	0	28.343.537
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	161.865.809	0	0	0	0	161.865.809
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	5.135.000	0	0	0	0	5.135.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	83	00	Dotación de uniformes al personal contratado	168.134.736	0	0	0	0	168.134.736
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.183.511	0	0	0	0	1.183.511
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	120.000	0	0	0	0	120.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	791.000	0	0	0	0	791.000
401	07	96	00	Otras subvenciones a empleados	1.168.945	0	0	0	0	1.168.945
401	07	97	00	Otras subvenciones a obreros	353.000	0	0	0	0	353.000
401	07	99	00	Otras subvenciones al personal contratado	806.000	0	0	0	0	806.000
401	08	00	00	Prestaciones sociales e indemnizaciones	283.021.487	0	0	0	0	283.021.487
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	173.477.491	0	0	0	0	173.477.491
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	31.201.388	0	0	0	0	31.201.388
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	77.693.775	0	0	0	0	77.693.775
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	61.838	0	0	0	0	61.838
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	586.995	0	0	0	0	586.995
401	96	00	00	Otros gastos del personal empleado	8.886.955	0	0	0	0	8.886.955
401	96	01	00	Otros gastos del personal empleado	8.886.955	0	0	0	0	8.886.955
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**178.792.480**	**0**	**0**	**0**	**0**	**178.792.480**
402	01	00	00	Productos alimenticios y agropecuarios	54.297.569	0	0	0	0	54.297.569
402	01	01	00	Alimentos y bebidas para personas	54.115.658	0	0	0	0	54.115.658
402	01	02	00	Alimentos para animales	15.240	0	0	0	0	15.240
402	01	03	00	Productos agrícolas y pecuarios	166.671	0	0	0	0	166.671
402	02	00	00	Productos de minas, canteras y yacimientos	14.544	0	0	0	0	14.544
402	02	01	00	Carbón mineral	721	0	0	0	0	721
402	02	05	00	Piedra, arcilla, arena y tierra	8.670	0	0	0	0	8.670
402	02	07	00	Sal para uso industrial	5.153	0	0	0	0	5.153
402	03	00	00	Textiles y vestuarios	4.526.231	0	0	0	0	4.526.231
402	03	01	00	Textiles	1.726.118	0	0	0	0	1.726.118
402	03	02	00	Prendas de vestir	1.920.434	0	0	0	0	1.920.434
402	03	03	00	Calzados	867.398	0	0	0	0	867.398
402	03	99	00	Otros productos textiles y vestuarios	12.281	0	0	0	0	12.281
402	04	00	00	Productos de cuero y caucho	2.818.101	0	0	0	0	2.818.101

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	04	01	00	Cueros y pieles	4.177	0	0	0	0	4.177
402	04	02	00	Productos de cuero y sucedáneos del cuero	350.000	0	0	0	0	350.000
402	04	03	00	Cauchos y tripas para vehículos	2.463.924	0	0	0	0	2.463.924
402	05	00	00	Productos de papel, cartón e impresos	44.638.359	0	0	0	0	44.638.359
402	05	01	00	Pulpa de madera, papel y cartón	13.078.027	0	0	0	0	13.078.027
402	05	02	00	Envases y cajas de papel y cartón	747.025	0	0	0	0	747.025
402	05	03	00	Productos de papel y cartón para oficina	27.301.320	0	0	0	0	27.301.320
402	05	04	00	Libros, revistas y periódicos	1.445.099	0	0	0	0	1.445.099
402	05	05	00	Material de enseñanza	35.933	0	0	0	0	35.933
402	05	06	00	Productos de papel y cartón para computación	72.398	0	0	0	0	72.398
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.958.200	0	0	0	0	1.958.200
402	05	99	00	Otros productos de pulpa, papel y cartón	357	0	0	0	0	357
402	06	00	00	Productos químicos y derivados	16.397.495	0	0	0	0	16.397.495
402	06	01	00	Sustancias químicas y de uso industrial	21.325	0	0	0	0	21.325
402	06	02	00	Abonos, plaguicidas y otros	113.889	0	0	0	0	113.889
402	06	03	00	Tintas, pinturas y colorantes	1.640.067	0	0	0	0	1.640.067
402	06	04	00	Productos farmacéuticos y medicamentos	318.643	0	0	0	0	318.643
402	06	05	00	Productos de tocador	229.758	0	0	0	0	229.758
402	06	06	00	Combustibles y lubricantes	9.845.313	0	0	0	0	9.845.313
402	06	08	00	Productos plásticos	4.064.763	0	0	0	0	4.064.763
402	06	99	00	Otros productos de la industria química y conexos	163.737	0	0	0	0	163.737
402	07	00	00	Productos minerales no metálicos	374.313	0	0	0	0	374.313
402	07	01	00	Productos de barro, loza y porcelana	113.258	0	0	0	0	113.258
402	07	02	00	Vidrios y productos de vidrio	227.198	0	0	0	0	227.198
402	07	03	00	Productos de arcilla para construcción	1.876	0	0	0	0	1.876
402	07	04	00	Cemento, cal y yeso	31.502	0	0	0	0	31.502
402	07	99	00	Otros productos minerales no metálicos	479	0	0	0	0	479
402	08	00	00	Productos metálicos	6.412.627	0	0	0	0	6.412.627
402	08	01	00	Productos primarios de hierro y acero	86.926	0	0	0	0	86.926
402	08	02	00	Productos de metales no ferrosos	902.064	0	0	0	0	902.064
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.799.360	0	0	0	0	1.799.360

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	04	00	Productos metálicos estructurales	85.443	0	0	0	0	85.443
402	08	05	00	Materiales de orden público, seguridad y defensa	898.675	0	0	0	0	898.675
402	08	07	00	Material de señalamiento	143.192	0	0	0	0	143.192
402	08	08	00	Material de educación	3.967	0	0	0	0	3.967
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.221.340	0	0	0	0	2.221.340
402	08	10	00	Repuestos y accesorios para otros equipos	181.457	0	0	0	0	181.457
402	08	99	00	Otros productos metálicos	90.203	0	0	0	0	90.203
402	09	00	00	Productos de madera	249.637	0	0	0	0	249.637
402	09	01	00	Productos primarios de madera	125.971	0	0	0	0	125.971
402	09	02	00	Muebles y accesorios de madera para edificaciones	122.202	0	0	0	0	122.202
402	09	99	00	Otros productos de madera	1.464	0	0	0	0	1.464
402	10	00	00	Productos varios y útiles diversos	48.660.006	0	0	0	0	48.660.006
402	10	01	00	Artículos de deporte, recreación y juguetes	200.669	0	0	0	0	200.669
402	10	02	00	Materiales y útiles de limpieza y aseo	4.400.452	0	0	0	0	4.400.452
402	10	03	00	Utensilios de cocina y comedor	2.091.115	0	0	0	0	2.091.115
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	353.213	0	0	0	0	353.213
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.700.384	0	0	0	0	2.700.384
402	10	06	00	Condecoraciones, ofrendas y similares	1.802.107	0	0	0	0	1.802.107
402	10	07	00	Productos de seguridad en el trabajo	570.395	0	0	0	0	570.395
402	10	08	00	Materiales para equipos de computación	28.801.970	0	0	0	0	28.801.970
402	10	09	00	Especies timbradas y valores	170.439	0	0	0	0	170.439
402	10	10	00	Útiles religiosos	7.797	0	0	0	0	7.797
402	10	11	00	Materiales eléctricos	2.439.092	0	0	0	0	2.439.092
402	10	12	00	Materiales para instalaciones sanitarias	870.809	0	0	0	0	870.809
402	10	13	00	Materiales fotográficos	160.544	0	0	0	0	160.544
402	10	99	00	Otros productos y útiles diversos	4.091.020	0	0	0	0	4.091.020
402	99	00	00	Otros materiales y suministros	403.598	0	0	0	0	403.598
402	99	01	00	Otros materiales y suministros	403.598	0	0	0	0	403.598
403	**00**	**00**	**00**	**Servicios no personales**	**766.971.122**	**0**	**0**	**0**	**0**	**766.971.122**
403	01	00	00	Alquileres de inmuebles	137.955.638	0	0	0	0	137.955.638
403	01	01	00	Alquileres de edificios y locales	136.399.037	0	0	0	0	136.399.037

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	01	02	00	Alquileres de instalaciones culturales y recreativas	712.206	0	0	0	0	712.206
403	01	03	00	Alquileres de tierras y terrenos	844.395	0	0	0	0	844.395
403	02	00	00	Alquileres de maquinaria y equipos	31.527.144	0	0	0	0	31.527.144
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	1.890	0	0	0	0	1.890
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	19.408.497	0	0	0	0	19.408.497
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	751.472	0	0	0	0	751.472
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	1.903	0	0	0	0	1.903
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	769.943	0	0	0	0	769.943
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	5.802.100	0	0	0	0	5.802.100
403	02	99	00	Alquileres de otras maquinaria y equipos	4.791.339	0	0	0	0	4.791.339
403	03	00	00	Derechos sobre bienes intangibles	741.452	0	0	0	0	741.452
403	03	02	00	Derechos de autor	4.410	0	0	0	0	4.410
403	03	03	00	Paquetes y programas de computación	737.042	0	0	0	0	737.042
403	04	00	00	Servicios básicos	100.396.011	0	0	0	0	100.396.011
403	04	01	00	Electricidad	15.122.182	0	0	0	0	15.122.182
403	04	02	00	Gas	2.298.169	0	0	0	0	2.298.169
403	04	03	00	Agua	3.635.313	0	0	0	0	3.635.313
403	04	04	00	Teléfonos	57.024.222	0	0	0	0	57.024.222
403	04	04	01	Servicios de telefonía prestados por organismos públicos	3.800.000	0	0	0	0	3.800.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	53.224.222	0	0	0	0	53.224.222
403	04	05	00	Servicio de comunicaciones	15.487.901	0	0	0	0	15.487.901
403	04	06	00	Servicio de aseo urbano y domiciliario	1.703.826	0	0	0	0	1.703.826
403	04	07	00	Servicio de condominio	5.124.398	0	0	0	0	5.124.398
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	127	0	0	0	0	127
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	127	0	0	0	0	127
403	06	00	00	Servicios de transporte y almacenaje	25.971.126	0	0	0	0	25.971.126
403	06	01	00	Fletes y embalajes	23.878.535	0	0	0	0	23.878.535
403	06	02	00	Almacenaje	735.522	0	0	0	0	735.522
403	06	03	00	Estacionamiento	899.551	0	0	0	0	899.551
403	06	04	00	Peaje	307.004	0	0	0	0	307.004
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	150.514	0	0	0	0	150.514

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	113.793.752	0	0	0	0	113.793.752
403	07	01	00	Publicidad y propaganda	1.264.348	0	0	0	0	1.264.348
403	07	02	00	Imprenta y reproducción	13.609.740	0	0	0	0	13.609.740
403	07	03	00	Relaciones sociales	97.036.292	0	0	0	0	97.036.292
403	07	04	00	Avisos	1.883.372	0	0	0	0	1.883.372
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	15.224.902	0	0	0	0	15.224.902
403	08	01	00	Primas y gastos de seguros	13.620.369	0	0	0	0	13.620.369
403	08	02	00	Comisiones y gastos bancarios	1.597.637	0	0	0	0	1.597.637
403	08	03	00	Comisiones y gastos de adquisición de seguros	6.896	0	0	0	0	6.896
403	09	00	00	Viáticos y pasajes	115.779.089	0	0	0	0	115.779.089
403	09	01	00	Viáticos y pasajes dentro del país	9.862.856	0	0	0	0	9.862.856
403	09	02	00	Viáticos y pasajes fuera del país	105.906.316	0	0	0	0	105.906.316
403	09	03	00	Asignación por kilómetros recorridos	9.917	0	0	0	0	9.917
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	30.502.567	0	0	0	0	30.502.567
403	10	01	00	Servicios jurídicos	1.265.412	0	0	0	0	1.265.412
403	10	02	00	Servicios de contabilidad y auditoría	282.895	0	0	0	0	282.895
403	10	03	00	Servicios de procesamiento de datos	1.273.804	0	0	0	0	1.273.804
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	14.253	0	0	0	0	14.253
403	10	06	00	Servicios de veterinaria	20.355	0	0	0	0	20.355
403	10	07	00	Servicios de capacitación y adiestramiento	1.902.665	0	0	0	0	1.902.665
403	10	08	00	Servicios presupuestarios	389	0	0	0	0	389
403	10	09	00	Servicios de lavandería y tintorería	277.410	0	0	0	0	277.410
403	10	10	00	Servicios de vigilancia	7.156.437	0	0	0	0	7.156.437
403	10	11	00	Servicios para la elaboración y suministro de comida	41.711	0	0	0	0	41.711
403	10	99	00	Otros servicios profesionales y técnicos	18.267.236	0	0	0	0	18.267.236
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	36.929.676	0	0	0	0	36.929.676
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.416.946	0	0	0	0	1.416.946
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	9.075.824	0	0	0	0	9.075.824
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	688.635	0	0	0	0	688.635
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	283.064	0	0	0	0	283.064

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	11.926.998	0	0	0	0	11.926.998
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	13.538.209	0	0	0	0	13.538.209
403	12	00	00	Conservación y reparaciones menores de obras	15.356.490	0	0	0	0	15.356.490
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	15.329.241	0	0	0	0	15.329.241
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	27.249	0	0	0	0	27.249
403	15	00	00	Servicios fiscales	781.033	0	0	0	0	781.033
403	15	01	00	Derechos de importación y servicios aduaneros	627	0	0	0	0	627
403	15	02	00	Tasas y otros derechos obligatorios	460.725	0	0	0	0	460.725
403	15	03	00	Asignación a agentes de especies fiscales	1.146	0	0	0	0	1.146
403	15	99	00	Otros servicios fiscales	318.535	0	0	0	0	318.535
403	16	00	00	Servicios de diversión, esparcimiento y culturales	71.054.768	0	0	0	0	71.054.768
403	16	01	00	Servicios de diversión, esparcimiento y culturales	71.054.768	0	0	0	0	71.054.768
403	18	00	00	Impuestos indirectos	62.279.554	0	0	0	0	62.279.554
403	18	01	00	Impuesto al valor agregado	62.268.574	0	0	0	0	62.268.574
403	18	99	00	Otros impuestos indirectos	10.980	0	0	0	0	10.980
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.405.271	0	0	0	0	1.405.271
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.405.271	0	0	0	0	1.405.271
403	99	00	00	Otros servicios no personales	7.272.522	0	0	0	0	7.272.522
403	99	01	00	Otros servicios no personales	7.272.522	0	0	0	0	7.272.522
404	**00**	**00**	**00**	**Activos reales**	**25.169.011**	**0**	**0**	**0**	**0**	**25.169.011**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	65.000	0	0	0	0	65.000
404	01	01	00	Repuestos mayores	65.000	0	0	0	0	65.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	50.000	0	0	0	0	50.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	15.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	436.000	0	0	0	0	436.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	150.000	0	0	0	0	150.000
404	03	05	00	Maquinaria y equipos industriales y de taller	100.000	0	0	0	0	100.000
404	03	08	00	Equipos de almacén	186.000	0	0	0	0	186.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	4.462.286	0	0	0	0	4.462.286
404	05	01	00	Equipos de telecomunicaciones	4.438.286	0	0	0	0	4.438.286
404	05	02	00	Equipos de señalamiento	24.000	0	0	0	0	24.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	712.143	0	0	0	0	712.143
404	07	02	00	Equipos de enseñanza, deporte y recreación	5.000	0	0	0	0	5.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	357.143	0	0	0	0	357.143
404	07	06	00	Instrumentos musicales y equipos de audio	350.000	0	0	0	0	350.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	410.000	0	0	0	0	410.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	136.000	0	0	0	0	136.000
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	174.000	0	0	0	0	174.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	100.000	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	18.953.582	0	0	0	0	18.953.582
404	09	01	00	Mobiliario y equipos de oficina	659.018	0	0	0	0	659.018
404	09	02	00	Equipos de computación	16.747.135	0	0	0	0	16.747.135
404	09	03	00	Mobiliario y equipos de alojamiento	1.547.429	0	0	0	0	1.547.429
404	12	00	00	Activos intangibles	130.000	0	0	0	0	130.000
404	12	04	00	Paquetes y programas de computación	130.000	0	0	0	0	130.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**6.300.000**	**0**	**0**	**0**	**0**	**6.300.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	6.300.000	0	0	0	0	6.300.000
406	01	01	00	Gastos de defensa y seguridad del Estado	6.300.000	0	0	0	0	6.300.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**363.789.621**	**0**	**0**	**0**	**0**	**363.789.621**
407	01	00	00	Transferencias y donaciones corrientes internas	357.580.282	0	0	0	0	357.580.282
407	01	01	00	Transferencias corrientes internas al sector privado	328.152.322	0	0	0	0	328.152.322
407	01	01	01	Pensiones del personal empleado, obrero y militar	16.496.370	0	0	0	0	16.496.370
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	73.150.835	0	0	0	0	73.150.835
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	2.474.455	0	0	0	0	2.474.455
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	33.043.349	0	0	0	0	33.043.349
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	9.345.250	0	0	0	0	9.345.250
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	10.972.625	0	0	0	0	10.972.625
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	142.266.638	0	0	0	0	142.266.638
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	40.402.800	0	0	0	0	40.402.800
407	01	02	00	Donaciones corrientes internas al sector privado	4.233.341	0	0	0	0	4.233.341
407	01	02	01	Donaciones corrientes a personas	4.233.341	0	0	0	0	4.233.341

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	03	00	Transferencias corrientes internas al sector público	25.194.619	0	0	0	0	25.194.619
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	25.194.619	0	0	0	0	25.194.619
407	02	00	00	Transferencias y donaciones corrientes al exterior	6.209.339	0	0	0	0	6.209.339
407	02	01	00	Transferencias corrientes al exterior	3.300.000	0	0	0	0	3.300.000
407	02	01	04	Transferencias corrientes a organismos internacionales	3.300.000	0	0	0	0	3.300.000
407	02	02	00	Donaciones corrientes al exterior	2.909.339	0	0	0	0	2.909.339
407	02	02	01	Donaciones corrientes a personas	2.909.339	0	0	0	0	2.909.339
411	**00**	**00**	**00**	**Disminución de pasivos**	**31.273.184**	**0**	**0**	**0**	**0**	**31.273.184**
411	11	00	00	Obligaciones de ejercicios anteriores	31.273.184	0	0	0	0	31.273.184
411	11	04	00	Compromisos pendientes de ejercicios anteriores	29.773.184	0	0	0	0	29.773.184
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	1.500.000	0	0	0	0	1.500.000
				Totales	**4.265.322.167**	**0**	**0**	**0**	**0**	**4.265.322.167**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 125473 060058000 IMPULSAR LAS FASES DE LA POLÍTICA EXTERIOR BOLIVARIANA DENTRO DE LA GRAN POTENCIA NACIENTE DE AMÉRICA LATINA Y EL CARIBE EN EL MARCO DE LA CONSTRUCCIÓN DE UN MUNDO PLURIPOLAR PARA EL PERÍODO 2015-2019.

OBJETIVO DEL PROYECTO: FORTALECER LOS MECANISMOS DE INTEGRACIÓN DE AMÉRICA LATINA Y EL CARIBE, AUMENTADO SU CAPACIDAD DE ACCIÓN HACIA LA CONFORMACIÓN DE UNA GRAN ZONA ECONÓMICA QUE APALANQUE PROCESOS DE INDUSTRIALIZACIÓN REGIONAL CONJUNTA A TRAVÉS DE ESTRATEGÍAS DE COOPERACIÓN INTERNACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.500.000**	**0**	**0**	**0**	**0**	**2.500.000**
403	09	00	00	Viáticos y pasajes	2.500.000	0	0	0	0	2.500.000
403	09	02	00	Viáticos y pasajes fuera del país	2.500.000	0	0	0	0	2.500.000
				Totales	**2.500.000**	**0**	**0**	**0**	**0**	**2.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 125473 060058000 IMPULSAR LAS FASES DE LA POLÍTICA EXTERIOR BOLIVARIANA DENTRO DE LA GRAN POTENCIA NACIENTE DE AMÉRICA LATINA Y EL CARIBE EN EL MARCO DE LA CONSTRUCCIÓN DE UN MUNDO PLURIPOLAR PARA EL PERÍODO 2015-2019.

OBJETIVO DEL PROYECTO: FORTALECER LOS MECANISMOS DE INTEGRACIÓN DE AMÉRICA LATINA Y EL CARIBE, AUMENTADO SU CAPACIDAD DE ACCIÓN HACIA LA CONFORMACIÓN DE UNA GRAN ZONA ECONÓMICA QUE APALANQUE PROCESOS DE INDUSTRIALIZACIÓN REGIONAL CONJUNTA A TRAVÉS DE ESTRATEGÍAS DE COOPERACIÓN INTERNACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 125473 060058000 IMPULSAR LAS FASES DE LA POLÍTICA EXTERIOR BOLIVARIANA DENTRO DE LA GRAN POTENCIA NACIENTE DE AMÉRICA LATINA Y EL CARIBE EN EL MARCO DE LA CONSTRUCCIÓN DE UN MUNDO PLURIPOLAR PARA EL PERÍODO 2015-2019.

OBJETIVO DEL PROYECTO: FORTALECER LOS MECANISMOS DE INTEGRACIÓN DE AMÉRICA LATINA Y EL CARIBE, AUMENTADO SU CAPACIDAD DE ACCIÓN HACIA LA CONFORMACIÓN DE UNA GRAN ZONA ECONÓMICA QUE APALANQUE PROCESOS DE INDUSTRIALIZACIÓN REGIONAL CONJUNTA A TRAVÉS DE ESTRATEGÍAS DE COOPERACIÓN INTERNACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 060058001 INSTITUCIONALIZACIÓN DE LA ALIANZA BOLIVARIANA PARA LOS PUEBLOS DE NUESTRA AMÉRICA . TRATADO DE COOPERACIÓN DE LOS PUEBLOS (ALBA-TCP) COMO ORGANIZACIÓN REGIONAL CON PERSONALIDAD JURÍDICA INTERNACIONAL.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	1.000.000
403	09	02	00	Viáticos y pasajes fuera del país	1.000.000	0	0	0	0	1.000.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 125473 060058000 IMPULSAR LAS FASES DE LA POLÍTICA EXTERIOR BOLIVARIANA DENTRO DE LA GRAN POTENCIA NACIENTE DE AMÉRICA LATINA Y EL CARIBE EN EL MARCO DE LA CONSTRUCCIÓN DE UN MUNDO PLURIPOLAR PARA EL PERÍODO 2015-2019.

OBJETIVO DEL PROYECTO: FORTALECER LOS MECANISMOS DE INTEGRACIÓN DE AMÉRICA LATINA Y EL CARIBE, AUMENTADO SU CAPACIDAD DE ACCIÓN HACIA LA CONFORMACIÓN DE UNA GRAN ZONA ECONÓMICA QUE APALANQUE PROCESOS DE INDUSTRIALIZACIÓN REGIONAL CONJUNTA A TRAVÉS DE ESTRATEGÍAS DE COOPERACIÓN INTERNACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060058002 EJECUCIÓN DE ACTIVIDADES PARA LA CONSTITUCIÓN DE LA ZONA ECONÓMICA ALBA-PETROCARIBE

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO DE LA MINISTRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**500.000**	**0**	**0**	**0**	**0**	**500.000**
403	09	00	00	Viáticos y pasajes	500.000	0	0	0	0	500.000
403	09	02	00	Viáticos y pasajes fuera del país	500.000	0	0	0	0	500.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 125473 060058000 IMPULSAR LAS FASES DE LA POLÍTICA EXTERIOR BOLIVARIANA DENTRO DE LA GRAN POTENCIA NACIENTE DE AMÉRICA LATINA Y EL CARIBE EN EL MARCO DE LA CONSTRUCCIÓN DE UN MUNDO PLURIPOLAR PARA EL PERÍODO 2015-2019.

OBJETIVO DEL PROYECTO: FORTALECER LOS MECANISMOS DE INTEGRACIÓN DE AMÉRICA LATINA Y EL CARIBE, AUMENTADO SU CAPACIDAD DE ACCIÓN HACIA LA CONFORMACIÓN DE UNA GRAN ZONA ECONÓMICA QUE APALANQUE PROCESOS DE INDUSTRIALIZACIÓN REGIONAL CONJUNTA A TRAVÉS DE ESTRATEGÍAS DE COOPERACIÓN INTERNACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060058003 EJECUCIÓN DE ACTIVIDADES EN EL MARCO DE LA ASOCIACIÓN SURAMÉRICA - ÁFRICA (ASA)

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO DE LA MINISTRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**500.000**	**0**	**0**	**0**	**0**	**500.000**
403	09	00	00	Viáticos y pasajes	500.000	0	0	0	0	500.000
403	09	02	00	Viáticos y pasajes fuera del país	500.000	0	0	0	0	500.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 125473 060058000 IMPULSAR LAS FASES DE LA POLÍTICA EXTERIOR BOLIVARIANA DENTRO DE LA GRAN POTENCIA NACIENTE DE AMÉRICA LATINA Y EL CARIBE EN EL MARCO DE LA CONSTRUCCIÓN DE UN MUNDO PLURIPOLAR PARA EL PERÍODO 2015-2019.

OBJETIVO DEL PROYECTO: FORTALECER LOS MECANISMOS DE INTEGRACIÓN DE AMÉRICA LATINA Y EL CARIBE, AUMENTADO SU CAPACIDAD DE ACCIÓN HACIA LA CONFORMACIÓN DE UNA GRAN ZONA ECONÓMICA QUE APALANQUE PROCESOS DE INDUSTRIALIZACIÓN REGIONAL CONJUNTA A TRAVÉS DE ESTRATEGÍAS DE COOPERACIÓN INTERNACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060058004 EJECUCIÓN DE ACTIVIDADES DE PARTICIPACIÓN PROTAGÓNICA EN LOS CONSEJOS DE UNASUR.

UNIDAD DE MEDIDA: EVENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO DE LA MINISTRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**500.000**	**0**	**0**	**0**	**0**	**500.000**
403	09	00	00	Viáticos y pasajes	500.000	0	0	0	0	500.000
403	09	02	00	Viáticos y pasajes fuera del país	500.000	0	0	0	0	500.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127668 060061000 FORTALECIMIENTO DE LA EFICIENCIA POLÍTICO ADMINISTRATIVA Y CALIDAD REVOLUCIONARIA DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LAS RELACIONES EXTERIORES, ENTRARÁ EN UN PROCESO DE REIMPULSO EN SU ESTRUCTURA ORGANIZATIVA Y ADMINISTRATIVA QUE LA MANTENGA ACORDE CON LOS TIEMPOS REVOLUCIONARIOS DE LA ACTUALIDAD. CON LA ENTRADA EN VIGENCIA DE LA NUEVA LEY ORGÁNICA DEL SERVICIO EXTERIOR, LOS PROCEDIMIENTOS ADMINISTRATIVOS DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES SERÁN REDISEÑADOS Y ACTUALIZADOS CON EL SOPORTE FINANCIERO Y LOGÍSTICO NECESARIO PARA GARANTIZAR LA MÁXIMA EFICIENCIA POSIBLE.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 16.695

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**819.186**	**0**	**0**	**0**	**0**	**819.186**
401	01	00	00	Sueldos, salarios y otras retribuciones	819.186	0	0	0	0	819.186
401	01	18	00	Remuneraciones al personal contratado	819.186	0	0	0	0	819.186
401	01	18	02	Remuneraciones por honorarios profesionales	819.186	0	0	0	0	819.186
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**459.822**	**0**	**0**	**0**	**0**	**459.822**
402	05	00	00	Productos de papel, cartón e impresos	446.429	0	0	0	0	446.429
402	05	03	00	Productos de papel y cartón para oficina	446.429	0	0	0	0	446.429
402	10	00	00	Productos varios y útiles diversos	13.393	0	0	0	0	13.393
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	13.393	0	0	0	0	13.393
403	**00**	**00**	**00**	**Servicios no personales**	**9.552.020**	**0**	**0**	**0**	**0**	**9.552.020**
403	03	00	00	Derechos sobre bienes intangibles	333.929	0	0	0	0	333.929
403	03	03	00	Paquetes y programas de computación	333.929	0	0	0	0	333.929
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.218.835	0	0	0	0	1.218.835
403	07	02	00	Imprenta y reproducción	1.218.835	0	0	0	0	1.218.835
403	09	00	00	Viáticos y pasajes	4.436.555	0	0	0	0	4.436.555
403	09	02	00	Viáticos y pasajes fuera del país	4.436.555	0	0	0	0	4.436.555
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.486.005	0	0	0	0	2.486.005
403	10	07	00	Servicios de capacitación y adiestramiento	1.771.719	0	0	0	0	1.771.719
403	10	99	00	Otros servicios profesionales y técnicos	714.286	0	0	0	0	714.286
403	18	00	00	Impuestos indirectos	1.076.696	0	0	0	0	1.076.696
403	18	01	00	Impuesto al valor agregado	1.076.696	0	0	0	0	1.076.696
404	**00**	**00**	**00**	**Activos reales**	**3.751.072**	**0**	**0**	**0**	**0**	**3.751.072**
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.096.786	0	0	0	0	1.096.786
404	05	01	00	Equipos de telecomunicaciones	1.096.786	0	0	0	0	1.096.786
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	357.143	0	0	0	0	357.143
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	357.143	0	0	0	0	357.143
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.297.143	0	0	0	0	2.297.143
404	09	01	00	Mobiliario y equipos de oficina	159.018	0	0	0	0	159.018
404	09	02	00	Equipos de computación	1.698.125	0	0	0	0	1.698.125

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

06 - 20

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127668 060081000 FORTALECIMIENTO DE LA EFICIENCIA POLÍTICO ADMINISTRATIVA Y CALIDAD REVOLUCIONARIA DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LAS RELACIONES EXTERIORES, ENTRARÁ EN UN PROCESO DE REIMPULSO EN SU ESTRUCTURA ORGANIZATIVA Y ADMINISTRATIVA QUE LA MANTENGA ACORDE CON LOS TIEMPOS REVOLUCIONARIOS DE LA ACTUALIDAD. CON LA ENTRADA EN VIGENCIA DE LA NUEVA LEY ORGÁNICA DEL SERVICIO EXTERIOR, LOS PROCEDIMIENTOS ADMINISTRATIVOS DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES SERÁN REDISEÑADOS Y ACTUALIZADOS CON EL SOPORTE FINANCIERO Y LOGÍSTICO NECESARIO PARA GARANTIZAR LA MÁXIMA EFICIENCIA POSIBLE.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 16.695

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	440.000	0	0	0	0	440.000
				Totales	**14.582.100**	**0**	**0**	**0**	**0**	**14.582.100**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

06 - 21

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127668 060061000 FORTALECIMIENTO DE LA EFICIENCIA POLÍTICO ADMINISTRATIVA Y CALIDAD REVOLUCIONARIA DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LAS RELACIONES EXTERIORES, ENTRARÁ EN UN PROCESO DE REIMPULSO EN SU ESTRUCTURA ORGANIZATIVA Y ADMINISTRATIVA QUE LA MANTENGA ACORDE CON LOS TIEMPOS REVOLUCIONARIOS DE LA ACTUALIDAD. CON LA ENTRADA EN VIGENCIA DE LA NUEVA LEY ORGÁNICA DEL SERVICIO EXTERIOR, LOS PROCEDIMIENTOS ADMINISTRATIVOS DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES SERÁN REDISEÑADOS Y ACTUALIZADOS CON EL SOPORTE FINANCIERO Y LOGÍSTICO NECESARIO PARA GARANTIZAR LA MÁXIMA EFICIENCIA POSIBLE.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 16.695

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127668 060061000 FORTALECIMIENTO DE LA EFICIENCIA POLÍTICO ADMINISTRATIVA Y CALIDAD REVOLUCIONARIA DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LAS RELACIONES EXTERIORES, ENTRARÁ EN UN PROCESO DE REIMPULSO EN SU ESTRUCTURA ORGANIZATIVA Y ADMINISTRATIVA QUE LA MANTENGA ACORDE CON LOS TIEMPOS REVOLUCIONARIOS DE LA ACTUALIDAD. CON LA ENTRADA EN VIGENCIA DE LA NUEVA LEY ORGÁNICA DEL SERVICIO EXTERIOR, LOS PROCEDIMIENTOS ADMINISTRATIVOS DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES SERÁN REDISEÑADOS Y ACTUALIZADOS CON EL SOPORTE FINANCIERO Y LOGÍSTICO NECESARIO PARA GARANTIZAR LA MÁXIMA EFICIENCIA POSIBLE.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 16.695

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060061001 MODERNIZACIÓN Y FORTALECIMIENTO DE LOS SERVICIOS ARCHIVOS, BIBLIOTECAS Y DIVULGACIÓN EN EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 15.021

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ARCHIVOS, BIBLIOTECA Y DIVULGACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**234.000**	**0**	**0**	**0**	**0**	**234.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	234.000	0	0	0	0	234.000
401	01	18	00	Remuneraciones al personal contratado	234.000	0	0	0	0	234.000
401	01	18	02	Remuneraciones por honorarios profesionales	234.000	0	0	0	0	234.000
403	**00**	**00**	**00**	**Servicios no personales**	**504.984**	**0**	**0**	**0**	**0**	**504.984**
403	07	00	00	Servicios de información, impresión y relaciones públicas	390.264	0	0	0	0	390.264
403	07	02	00	Imprenta y reproducción	390.264	0	0	0	0	390.264
403	18	00	00	Impuestos indirectos	114.720	0	0	0	0	114.720
403	18	01	00	Impuesto al valor agregado	114.720	0	0	0	0	114.720
404	**00**	**00**	**00**	**Activos reales**	**400.000**	**0**	**0**	**0**	**0**	**400.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	400.000	0	0	0	0	400.000
404	09	02	00	Equipos de computación	400.000	0	0	0	0	400.000
				Totales	**1.138.984**	**0**	**0**	**0**	**0**	**1.138.984**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127668 060061000 FORTALECIMIENTO DE LA EFICIENCIA POLÍTICO ADMINISTRATIVA Y CALIDAD REVOLUCIONARIA DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LAS RELACIONES EXTERIORES, ENTRARÁ EN UN PROCESO DE REIMPULSO EN SU ESTRUCTURA ORGANIZATIVA Y ADMINISTRATIVA QUE LA MANTENGA ACORDE CON LOS TIEMPOS REVOLUCIONARIOS DE LA ACTUALIDAD. CON LA ENTRADA EN VIGENCIA DE LA NUEVA LEY ORGÁNICA DEL SERVICIO EXTERIOR, LOS PROCEDIMIENTOS ADMINISTRATIVOS DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES SERÁN REDISEÑADOS Y ACTUALIZADOS CON EL SOPORTE FINANCIERO Y LOGÍSTICO NECESARIO PARA GARANTIZAR LA MÁXIMA EFICIENCIA POSIBLE.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 16.695

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060061002 FORMACIÓN Y ACTUALIZACIÓN JURÍDICA ESPECIALIZADA DEL TALENTO HUMANO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 17

RESPONSABLE/EJECUTOR: CONSULTORÍA JURÍDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.216.858**	**0**	**0**	**0**	**0**	**1.216.858**
403	03	00	00	Derechos sobre bienes intangibles	333.929	0	0	0	0	333.929
403	03	03	00	Paquetes y programas de computación	333.929	0	0	0	0	333.929
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	714.286	0	0	0	0	714.286
403	10	99	00	Otros servicios profesionales y técnicos	714.286	0	0	0	0	714.286
403	18	00	00	Impuestos indirectos	168.643	0	0	0	0	168.643
403	18	01	00	Impuesto al valor agregado	168.643	0	0	0	0	168.643
404	**00**	**00**	**00**	**Activos reales**	**357.143**	**0**	**0**	**0**	**0**	**357.143**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	357.143	0	0	0	0	357.143
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	357.143	0	0	0	0	357.143
				Totales	**1.574.001**	**0**	**0**	**0**	**0**	**1.574.001**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127668 060061000 FORTALECIMIENTO DE LA EFICIENCIA POLÍTICO ADMINISTRATIVA Y CALIDAD REVOLUCIONARIA DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LAS RELACIONES EXTERIORES, ENTRARÁ EN UN PROCESO DE REIMPULSO EN SU ESTRUCTURA ORGANIZATIVA Y ADMINISTRATIVA QUE LA MANTENGA ACORDE CON LOS TIEMPOS REVOLUCIONARIOS DE LA ACTUALIDAD. CON LA ENTRADA EN VIGENCIA DE LA NUEVA LEY ORGÁNICA DEL SERVICIO EXTERIOR, LOS PROCEDIMIENTOS ADMINISTRATIVOS DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES SERÁN REDISEÑADOS Y ACTUALIZADOS CON EL SOPORTE FINANCIERO Y LOGÍSTICO NECESARIO PARA GARANTIZAR LA MÁXIMA EFICIENCIA POSIBLE.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 16.695

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060061003 PUBLICACIÓN DE LA DOCTRINA Y DICTÁMENES DE LA CONSULTORÍA JURÍDICA DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 5

RESPONSABLE/EJECUTOR: CONSULTORÍA JURÍDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**66.667**	**0**	**0**	**0**	**0**	**66.667**
401	01	00	00	Sueldos, salarios y otras retribuciones	66.667	0	0	0	0	66.667
401	01	18	00	Remuneraciones al personal contratado	66.667	0	0	0	0	66.667
401	01	18	02	Remuneraciones por honorarios profesionales	66.667	0	0	0	0	66.667
403	**00**	**00**	**00**	**Servicios no personales**	**933.333**	**0**	**0**	**0**	**0**	**933.333**
403	07	00	00	Servicios de información, impresión y relaciones públicas	828.571	0	0	0	0	828.571
403	07	02	00	Imprenta y reproducción	828.571	0	0	0	0	828.571
403	18	00	00	Impuestos indirectos	104.762	0	0	0	0	104.762
403	18	01	00	Impuesto al valor agregado	104.762	0	0	0	0	104.762
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127668 060061000 FORTALECIMIENTO DE LA EFICIENCIA POLÍTICO ADMINISTRATIVA Y CALIDAD REVOLUCIONARIA DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LAS RELACIONES EXTERIORES, ENTRARÁ EN UN PROCESO DE REIMPULSO EN SU ESTRUCTURA ORGANIZATIVA Y ADMINISTRATIVA QUE LA MANTENGA ACORDE CON LOS TIEMPOS REVOLUCIONARIOS DE LA ACTUALIDAD. CON LA ENTRADA EN VIGENCIA DE LA NUEVA LEY ORGÁNICA DEL SERVICIO EXTERIOR, LOS PROCEDIMIENTOS ADMINISTRATIVOS DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES SERÁN REDISEÑADOS Y ACTUALIZADOS CON EL SOPORTE FINANCIERO Y LOGÍSTICO NECESARIO PARA GARANTIZAR LA MÁXIMA EFICIENCIA POSIBLE.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 16.695

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 060061004 REVISIÓN ADMINISTRATIVA IN SITU DE LAS MISIONES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN DE TRATADOS BILATERALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.284.901**	**0**	**0**	**0**	**0**	**3.284.901**
403	09	00	00	Viáticos y pasajes	3.284.901	0	0	0	0	3.284.901
403	09	02	00	Viáticos y pasajes fuera del país	3.284.901	0	0	0	0	3.284.901
				Totales	**3.284.901**	**0**	**0**	**0**	**0**	**3.284.901**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127668 060061000 FORTALECIMIENTO DE LA EFICIENCIA POLÍTICO ADMINISTRATIVA Y CALIDAD REVOLUCIONARIA DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LAS RELACIONES EXTERIORES, ENTRARÁ EN UN PROCESO DE REIMPULSO EN SU ESTRUCTURA ORGANIZATIVA Y ADMINISTRATIVA QUE LA MANTENGA ACORDE CON LOS TIEMPOS REVOLUCIONARIOS DE LA ACTUALIDAD. CON LA ENTRADA EN VIGENCIA DE LA NUEVA LEY ORGÁNICA DEL SERVICIO EXTERIOR, LOS PROCEDIMIENTOS ADMINISTRATIVOS DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES SERÁN REDISEÑADOS Y ACTUALIZADOS CON EL SOPORTE FINANCIERO Y LOGÍSTICO NECESARIO PARA GARANTIZAR LA MÁXIMA EFICIENCIA POSIBLE.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 16.695

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060061005 DISEÑAR, IMPLEMENTAR Y EJECUTAR, PLANES Y PROGRAMAS DE ADIESTRAMIENTO POR COMPETENCIAS PARA LOS TRABAJADORES Y TRABAJADORAS DEL MINISTERIO, CON BASE AL PLAN DE DETECCIÓN DE NECESIDADES DE ADIESTRAMIENTO.

UNIDAD DE MEDIDA: CURSO **META:** 352

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PLANIFICACIÓN Y DESARROLLO DE PERSONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.072.500**	**0**	**0**	**0**	**0**	**1.072.500**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	993.055	0	0	0	0	993.055
403	10	07	00	Servicios de capacitación y adiestramiento	993.055	0	0	0	0	993.055
403	18	00	00	Impuestos indirectos	79.445	0	0	0	0	79.445
403	18	01	00	Impuesto al valor agregado	79.445	0	0	0	0	79.445
				Totales	**1.072.500**	**0**	**0**	**0**	**0**	**1.072.500**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127668 060061000 FORTALECIMIENTO DE LA EFICIENCIA POLÍTICO ADMINISTRATIVA Y CALIDAD REVOLUCIONARIA DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LAS RELACIONES EXTERIORES, ENTRARÁ EN UN PROCESO DE REIMPULSO EN SU ESTRUCTURA ORGANIZATIVA Y ADMINISTRATIVA QUE LA MANTENGA ACORDE CON LOS TIEMPOS REVOLUCIONARIOS DE LA ACTUALIDAD. CON LA ENTRADA EN VIGENCIA DE LA NUEVA LEY ORGÁNICA DEL SERVICIO EXTERIOR, LOS PROCEDIMIENTOS ADMINISTRATIVOS DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES SERÁN REDISEÑADOS Y ACTUALIZADOS CON EL SOPORTE FINANCIERO Y LOGÍSTICO NECESARIO PARA GARANTIZAR LA MÁXIMA EFICIENCIA POSIBLE.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 16.695

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060061006 DIFUSIÓN DE LA ACTUACIÓN INTERNACIONAL DE LA REPÚBLICA A TRAVÉS DE RECURSOS AUDIOVISUALES Y GRÁFICOS.

UNIDAD DE MEDIDA: CAMPAÑA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**107.143**	**0**	**0**	**0**	**0**	**107.143**
403	18	00	00	Impuestos indirectos	107.143	0	0	0	0	107.143
403	18	01	00	Impuesto al valor agregado	107.143	0	0	0	0	107.143
404	00	00	00	**Activos reales**	**892.857**	**0**	**0**	**0**	**0**	**892.857**
404	05	00	00	Equipos de comunicaciones y de señalamiento	575.893	0	0	0	0	575.893
404	05	01	00	Equipos de telecomunicaciones	575.893	0	0	0	0	575.893
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	316.964	0	0	0	0	316.964
404	09	01	00	Mobiliario y equipos de oficina	44.732	0	0	0	0	44.732
404	09	02	00	Equipos de computación	272.232	0	0	0	0	272.232
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127668 060061000 FORTALECIMIENTO DE LA EFICIENCIA POLÍTICO ADMINISTRATIVA Y CALIDAD REVOLUCIONARIA DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LAS RELACIONES EXTERIORES, ENTRARÁ EN UN PROCESO DE REIMPULSO EN SU ESTRUCTURA ORGANIZATIVA Y ADMINISTRATIVA QUE LA MANTENGA ACORDE CON LOS TIEMPOS REVOLUCIONARIOS DE LA ACTUALIDAD. CON LA ENTRADA EN VIGENCIA DE LA NUEVA LEY ORGÁNICA DEL SERVICIO EXTERIOR, LOS PROCEDIMIENTOS ADMINISTRATIVOS DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES SERÁN REDISEÑADOS Y ACTUALIZADOS CON EL SOPORTE FINANCIERO Y LOGÍSTICO NECESARIO PARA GARANTIZAR LA MÁXIMA EFICIENCIA POSIBLE.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 16.695

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060061007 EJECUCIÓN DE ACTIVIDADES DE APOYO COMUNICACIONAL A LAS REPRESENTACIONES DIPLOMÁTICAS DE VENEZUELA EN EL EXTERIOR

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 5

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**69.707**	**0**	**0**	**0**	**0**	**69.707**
403	18	00	00	Impuestos indirectos	69.707	0	0	0	0	69.707
403	18	01	00	Impuesto al valor agregado	69.707	0	0	0	0	69.707
404	**00**	**00**	**00**	**Activos reales**	**580.893**	**0**	**0**	**0**	**0**	**580.893**
404	05	00	00	Equipos de comunicaciones y de señalamiento	220.893	0	0	0	0	220.893
404	05	01	00	Equipos de telecomunicaciones	220.893	0	0	0	0	220.893
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	360.000	0	0	0	0	360.000
404	09	02	00	Equipos de computación	360.000	0	0	0	0	360.000
				Totales	**650.600**	**0**	**0**	**0**	**0**	**650.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127668 060061000 FORTALECIMIENTO DE LA EFICIENCIA POLÍTICO ADMINISTRATIVA Y CALIDAD REVOLUCIONARIA DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LAS RELACIONES EXTERIORES, ENTRARÁ EN UN PROCESO DE REIMPULSO EN SU ESTRUCTURA ORGANIZATIVA Y ADMINISTRATIVA QUE LA MANTENGA ACORDE CON LOS TIEMPOS REVOLUCIONARIOS DE LA ACTUALIDAD. CON LA ENTRADA EN VIGENCIA DE LA NUEVA LEY ORGÁNICA DEL SERVICIO EXTERIOR, LOS PROCEDIMIENTOS ADMINISTRATIVOS DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES SERÁN REDISEÑADOS Y ACTUALIZADOS CON EL SOPORTE FINANCIERO Y LOGÍSTICO NECESARIO PARA GARANTIZAR LA MÁXIMA EFICIENCIA POSIBLE.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 16.695

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060061008 SEGUIMIENTO ESTRÁTEGICO COMUNICACIONAL DE LA MATRIZ DE OPINIÓN INTERNACIONAL SOBRE LA POLITICA EXTERIOR VENEZOLANA Y LA GESTIÓN DEL GOBIERNO REVOLUCIONARIO

UNIDAD DE MEDIDA: INFORME **META:** 35

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**120.000**	**0**	**0**	**0**	**0**	**120.000**
403	18	00	00	Impuestos indirectos	120.000	0	0	0	0	120.000
403	18	01	00	Impuesto al valor agregado	120.000	0	0	0	0	120.000
404	**00**	**00**	**00**	**Activos reales**	**880.000**	**0**	**0**	**0**	**0**	**880.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	300.000
404	05	01	00	Equipos de telecomunicaciones	300.000	0	0	0	0	300.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	580.000	0	0	0	0	580.000
404	09	01	00	Mobiliario y equipos de oficina	25.000	0	0	0	0	25.000
404	09	02	00	Equipos de computación	115.000	0	0	0	0	115.000
404	09	03	00	Mobiliario y equipos de alojamiento	440.000	0	0	0	0	440.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127668 060061000 FORTALECIMIENTO DE LA EFICIENCIA POLÍTICO ADMINISTRATIVA Y CALIDAD REVOLUCIONARIA DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LAS RELACIONES EXTERIORES, ENTRARÁ EN UN PROCESO DE REIMPULSO EN SU ESTRUCTURA ORGANIZATIVA Y ADMINISTRATIVA QUE LA MANTENGA ACORDE CON LOS TIEMPOS REVOLUCIONARIOS DE LA ACTUALIDAD. CON LA ENTRADA EN VIGENCIA DE LA NUEVA LEY ORGÁNICA DEL SERVICIO EXTERIOR, LOS PROCEDIMIENTOS ADMINISTRATIVOS DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES SERÁN REDISEÑADOS Y ACTUALIZADOS CON EL SOPORTE FINANCIERO Y LOGÍSTICO NECESARIO PARA GARANTIZAR LA MÁXIMA EFICIENCIA POSIBLE.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 16.695

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060061009 EJECUCIÓN DE ACTIVIDADES ORIENTADAS A FORTALECER LA CULTURA DE CONTROL Y LA RENDICIÓN DE CUENTAS COMO BASES FUNDAMENTALES DE LA ORGANIZACIÓN Y ADMINISTRACIÓN DEL MINISTERIO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 52

RESPONSABLE/EJECUTOR: AUDITORÍA INTERNA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**2.003.115**	**0**	**0**	**0**	**0**	**2.003.115**
403	09	00	00	Viáticos y pasajes	1.151.654	0	0	0	0	1.151.654
403	09	02	00	Viáticos y pasajes fuera del país	1.151.654	0	0	0	0	1.151.654
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	719.736	0	0	0	0	719.736
403	10	07	00	Servicios de capacitación y adiestramiento	719.736	0	0	0	0	719.736
403	18	00	00	Impuestos indirectos	131.725	0	0	0	0	131.725
403	18	01	00	Impuesto al valor agregado	131.725	0	0	0	0	131.725
				Totales	**2.003.115**	**0**	**0**	**0**	**0**	**2.003.115**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127668 060061000 FORTALECIMIENTO DE LA EFICIENCIA POLÍTICO ADMINISTRATIVA Y CALIDAD REVOLUCIONARIA DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LAS RELACIONES EXTERIORES, ENTRARÁ EN UN PROCESO DE REIMPULSO EN SU ESTRUCTURA ORGANIZATIVA Y ADMINISTRATIVA QUE LA MANTENGA ACORDE CON LOS TIEMPOS REVOLUCIONARIOS DE LA ACTUALIDAD. CON LA ENTRADA EN VIGENCIA DE LA NUEVA LEY ORGÁNICA DEL SERVICIO EXTERIOR, LOS PROCEDIMIENTOS ADMINISTRATIVOS DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES SERÁN REDISEÑADOS Y ACTUALIZADOS CON EL SOPORTE FINANCIERO Y LOGÍSTICO NECESARIO PARA GARANTIZAR LA MÁXIMA EFICIENCIA POSIBLE.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 16.695

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060061010 GESTIÓN, CONTROL, MODIFICACIÓN Y ORGANIZACIÓN DEL SISTEMA DE SEGUIMIENTO DE LOS EXPEDIENTES DE TRATADOS MULTILATERALES

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.200

RESPONSABLE/EJECUTOR: CONSULTORÍA JURÍDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**462.963**	**0**	**0**	**0**	**0**	**462.963**
401	01	00	00	Sueldos, salarios y otras retribuciones	462.963	0	0	0	0	462.963
401	01	18	00	Remuneraciones al personal contratado	462.963	0	0	0	0	462.963
401	01	18	02	Remuneraciones por honorarios profesionales	462.963	0	0	0	0	462.963
403	**00**	**00**	**00**	**Servicios no personales**	**103.036**	**0**	**0**	**0**	**0**	**103.036**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	58.928	0	0	0	0	58.928
403	10	07	00	Servicios de capacitación y adiestramiento	58.928	0	0	0	0	58.928
403	18	00	00	Impuestos indirectos	44.108	0	0	0	0	44.108
403	18	01	00	Impuesto al valor agregado	44.108	0	0	0	0	44.108
				Totales	**565.999**	**0**	**0**	**0**	**0**	**565.999**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127668 060061000 FORTALECIMIENTO DE LA EFICIENCIA POLÍTICO ADMINISTRATIVA Y CALIDAD REVOLUCIONARIA DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LAS RELACIONES EXTERIORES, ENTRARÁ EN UN PROCESO DE REIMPULSO EN SU ESTRUCTURA ORGANIZATIVA Y ADMINISTRATIVA QUE LA MANTENGA ACORDE CON LOS TIEMPOS REVOLUCIONARIOS DE LA ACTUALIDAD. CON LA ENTRADA EN VIGENCIA DE LA NUEVA LEY ORGÁNICA DEL SERVICIO EXTERIOR, LOS PROCEDIMIENTOS ADMINISTRATIVOS DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES SERÁN REDISEÑADOS Y ACTUALIZADOS CON EL SOPORTE FINANCIERO Y LOGÍSTICO NECESARIO PARA GARANTIZAR LA MÁXIMA EFICIENCIA POSIBLE.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 16.695

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060061011 PROGRAMACIÓN DEL SISTEMA DE APERTURA DE EXPEDIENTES (SAE COJUR)

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 7

RESPONSABLE/EJECUTOR: CONSULTORÍA JURÍDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**55.556**	**0**	**0**	**0**	**0**	**55.556**
401	01	00	00	Sueldos, salarios y otras retribuciones	55.556	0	0	0	0	55.556
401	01	18	00	Remuneraciones al personal contratado	55.556	0	0	0	0	55.556
401	01	18	02	Remuneraciones por honorarios profesionales	55.556	0	0	0	0	55.556
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**459.822**	**0**	**0**	**0**	**0**	**459.822**
402	05	00	00	Productos de papel, cartón e impresos	446.429	0	0	0	0	446.429
402	05	03	00	Productos de papel y cartón para oficina	446.429	0	0	0	0	446.429
402	10	00	00	Productos varios y útiles diversos	13.393	0	0	0	0	13.393
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	13.393	0	0	0	0	13.393
403	**00**	**00**	**00**	**Servicios no personales**	**136.443**	**0**	**0**	**0**	**0**	**136.443**
403	18	00	00	Impuestos indirectos	136.443	0	0	0	0	136.443
403	18	01	00	Impuesto al valor agregado	136.443	0	0	0	0	136.443
404	**00**	**00**	**00**	**Activos reales**	**640.179**	**0**	**0**	**0**	**0**	**640.179**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	640.179	0	0	0	0	640.179
404	09	01	00	Mobiliario y equipos de oficina	89.286	0	0	0	0	89.286
404	09	02	00	Equipos de computación	550.893	0	0	0	0	550.893
				Totales	**1.292.000**	**0**	**0**	**0**	**0**	**1.292.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127669 060062000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS DE DIPLOMACIA DURA Y BLANDA EN EL MARCO DE LA POLÍTICA EXTERIOR BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA EJECUCIÓN EFICIENTE DE INICIATIVAS ESTRATÉGICAS DE ALTO IMPACTO QUE REDUNDEN EN BENEFICIOS PARA LA NACIÓN

UNIDAD DE MEDIDA: ACCIÓN

META: 1.021

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**297.329**	**0**	**0**	**0**	**0**	**297.329**
401	01	00	00	Sueldos, salarios y otras retribuciones	285.142	0	0	0	0	285.142
401	01	18	00	Remuneraciones al personal contratado	285.142	0	0	0	0	285.142
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	285.142	0	0	0	0	285.142
401	04	00	00	Complementos de sueldos y salarios	12.187	0	0	0	0	12.187
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	12.187	0	0	0	0	12.187
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.598.656**	**0**	**0**	**0**	**0**	**1.598.656**
402	01	00	00	Productos alimenticios y agropecuarios	627.147	0	0	0	0	627.147
402	01	01	00	Alimentos y bebidas para personas	626.732	0	0	0	0	626.732
402	01	03	00	Productos agrícolas y pecuarios	415	0	0	0	0	415
402	03	00	00	Textiles y vestuarios	118.650	0	0	0	0	118.650
402	03	01	00	Textiles	59.300	0	0	0	0	59.300
402	03	02	00	Prendas de vestir	59.350	0	0	0	0	59.350
402	05	00	00	Productos de papel, cartón e impresos	303.730	0	0	0	0	303.730
402	05	01	00	Pulpa de madera, papel y cartón	216.336	0	0	0	0	216.336
402	05	02	00	Envases y cajas de papel y cartón	2.984	0	0	0	0	2.984
402	05	03	00	Productos de papel y cartón para oficina	32.026	0	0	0	0	32.026
402	05	04	00	Libros, revistas y periódicos	11.611	0	0	0	0	11.611
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	40.773	0	0	0	0	40.773
402	06	00	00	Productos químicos y derivados	81.062	0	0	0	0	81.062
402	06	03	00	Tintas, pinturas y colorantes	13.503	0	0	0	0	13.503
402	06	05	00	Productos de tocador	535	0	0	0	0	535
402	06	06	00	Combustibles y lubricantes	54.442	0	0	0	0	54.442
402	06	08	00	Productos plásticos	12.582	0	0	0	0	12.582
402	07	00	00	Productos minerales no metálicos	2.923	0	0	0	0	2.923
402	07	02	00	Vidrios y productos de vidrio	2.923	0	0	0	0	2.923
402	09	00	00	Productos de madera	95.578	0	0	0	0	95.578
402	09	02	00	Muebles y accesorios de madera para edificaciones	95.578	0	0	0	0	95.578
402	10	00	00	Productos varios y útiles diversos	336.034	0	0	0	0	336.034
402	10	01	00	Artículos de deporte, recreación y juguetes	1.362	0	0	0	0	1.362

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127669 060062000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS DE DIPLOMACIA DURA Y BLANDA EN EL MARCO DE LA POLÍTICA EXTERIOR BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA EJECUCIÓN EFICIENTE DE INICIATIVAS ESTRATÉGICAS DE ALTO IMPACTO QUE REDUNDEN EN BENEFICIOS PARA LA NACIÓN

UNIDAD DE MEDIDA: ACCIÓN **META:** 1.021

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.071	0	0	0	0	1.071
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	55.891	0	0	0	0	55.891
402	10	06	00	Condecoraciones, ofrendas y similares	109.868	0	0	0	0	109.868
402	10	08	00	Materiales para equipos de computación	54.088	0	0	0	0	54.088
402	10	11	00	Materiales eléctricos	774	0	0	0	0	774
402	10	13	00	Materiales fotográficos	4.725	0	0	0	0	4.725
402	10	99	00	Otros productos y útiles diversos	108.255	0	0	0	0	108.255
402	99	00	00	Otros materiales y suministros	33.532	0	0	0	0	33.532
402	99	01	00	Otros materiales y suministros	33.532	0	0	0	0	33.532
403	**00**	**00**	**00**	**Servicios no personales**	**9.772.848**	**0**	**0**	**0**	**0**	**9.772.848**
403	01	00	00	Alquileres de inmuebles	488.644	0	0	0	0	488.644
403	01	01	00	Alquileres de edificios y locales	399.093	0	0	0	0	399.093
403	01	02	00	Alquileres de instalaciones culturales y recreativas	89.551	0	0	0	0	89.551
403	02	00	00	Alquileres de maquinaria y equipos	500.554	0	0	0	0	500.554
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	211.545	0	0	0	0	211.545
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	5.997	0	0	0	0	5.997
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	71.386	0	0	0	0	71.386
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	14.407	0	0	0	0	14.407
403	02	99	00	Alquileres de otras maquinaria y equipos	197.219	0	0	0	0	197.219
403	03	00	00	Derechos sobre bienes intangibles	4.410	0	0	0	0	4.410
403	03	02	00	Derechos de autor	4.410	0	0	0	0	4.410
403	04	00	00	Servicios básicos	16.322	0	0	0	0	16.322
403	04	04	00	Teléfonos	7.736	0	0	0	0	7.736
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	7.736	0	0	0	0	7.736
403	04	05	00	Servicio de comunicaciones	8.586	0	0	0	0	8.586
403	06	00	00	Servicios de transporte y almacenaje	29.558	0	0	0	0	29.558
403	06	01	00	Fletes y embalajes	7.984	0	0	0	0	7.984
403	06	03	00	Estacionamiento	9.887	0	0	0	0	9.887
403	06	04	00	Peaje	6.239	0	0	0	0	6.239
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	5.448	0	0	0	0	5.448

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127669 060062000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS DE DIPLOMACIA DURA Y BLANDA EN EL MARCO DE LA POLÍTICA EXTERIOR BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA EJECUCIÓN EFICIENTE DE INICIATIVAS ESTRATÉGICAS DE ALTO IMPACTO QUE REDUNDEN EN BENEFICIOS PARA LA NACIÓN

UNIDAD DE MEDIDA: ACCIÓN

META: 1.021

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.165.213	0	0	0	0	4.165.213
403	07	01	00	Publicidad y propaganda	158.601	0	0	0	0	158.601
403	07	02	00	Imprenta y reproducción	1.473.598	0	0	0	0	1.473.598
403	07	03	00	Relaciones sociales	2.359.299	0	0	0	0	2.359.299
403	07	04	00	Avisos	173.715	0	0	0	0	173.715
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.974	0	0	0	0	2.974
403	08	01	00	Primas y gastos de seguros	2.974	0	0	0	0	2.974
403	09	00	00	Viáticos y pasajes	3.548.888	0	0	0	0	3.548.888
403	09	01	00	Viáticos y pasajes dentro del país	6.300	0	0	0	0	6.300
403	09	02	00	Viáticos y pasajes fuera del país	3.542.588	0	0	0	0	3.542.588
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	789.204	0	0	0	0	789.204
403	10	11	00	Servicios para la elaboración y suministro de comida	945	0	0	0	0	945
403	10	99	00	Otros servicios profesionales y técnicos	788.259	0	0	0	0	788.259
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.260	0	0	0	0	1.260
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.260	0	0	0	0	1.260
403	12	00	00	Conservación y reparaciones menores de obras	90.388	0	0	0	0	90.388
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	88.813	0	0	0	0	88.813
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	1.575	0	0	0	0	1.575
403	15	00	00	Servicios fiscales	48.612	0	0	0	0	48.612
403	15	02	00	Tasas y otros derechos obligatorios	48.612	0	0	0	0	48.612
403	16	00	00	Servicios de diversión, esparcimiento y culturales	49.934	0	0	0	0	49.934
403	16	01	00	Servicios de diversión, esparcimiento y culturales	49.934	0	0	0	0	49.934
403	99	00	00	Otros servicios no personales	36.887	0	0	0	0	36.887
403	99	01	00	Otros servicios no personales	36.887	0	0	0	0	36.887
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.057.829**	**0**	**0**	**0**	**0**	**1.057.829**
407	01	00	00	Transferencias y donaciones corrientes internas	201.323	0	0	0	0	201.323
407	01	02	00	Donaciones corrientes internas al sector privado	201.323	0	0	0	0	201.323
407	01	02	01	Donaciones corrientes a personas	201.323	0	0	0	0	201.323
407	02	00	00	Transferencias y donaciones corrientes al exterior	856.506	0	0	0	0	856.506
407	02	02	00	Donaciones corrientes al exterior	856.506	0	0	0	0	856.506

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127669 060062000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS DE DIPLOMACIA DURA Y BLANDA EN EL MARCO DE LA POLÍTICA EXTERIOR BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA EJECUCIÓN EFICIENTE DE INICIATIVAS ESTRATÉGICAS DE ALTO IMPACTO QUE REDUNDEN EN BENEFICIOS PARA LA NACIÓN

UNIDAD DE MEDIDA: ACCIÓN **META:** 1.021

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	02	02	01	Donaciones corrientes a personas	856.506	0	0	0	0	856.506
				Totales	**12.726.662**	0	0	0	0	**12.726.662**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 06 - 37

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127669 060062000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS DE DIPLOMACIA DURA Y BLANDA EN EL MARCO DE LA POLÍTICA EXTERIOR BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA EJECUCIÓN EFICIENTE DE INICIATIVAS ESTRATÉGICAS DE ALTO IMPACTO QUE REDUNDEN EN BENEFICIOS PARA LA NACIÓN

UNIDAD DE MEDIDA: ACCIÓN **META:** 1.021

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127669 060062000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS DE DIPLOMACIA DURA Y BLANDA EN EL MARCO DE LA POLÍTICA EXTERIOR BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA EJECUCIÓN EFICIENTE DE INICIATIVAS ESTRATÉGICAS DE ALTO IMPACTO QUE REDUNDEN EN BENEFICIOS PARA LA NACIÓN

UNIDAD DE MEDIDA: ACCIÓN **META:** 1.021

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060062001 DISEÑO Y EJECUCIÓN DE ACCIONES ESTRATÉGICAS POR LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES DE AMÉRICA LATINA Y EL CARIBE

UNIDAD DE MEDIDA: ACCIÓN **META:** 375

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**49.748**	**0**	**0**	**0**	**0**	**49.748**
401	01	00	00	Sueldos, salarios y otras retribuciones	43.938	0	0	0	0	43.938
401	01	18	00	Remuneraciones al personal contratado	43.938	0	0	0	0	43.938
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	43.938	0	0	0	0	43.938
401	04	00	00	Complementos de sueldos y salarios	5.810	0	0	0	0	5.810
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	5.810	0	0	0	0	5.810
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**444.398**	**0**	**0**	**0**	**0**	**444.398**
402	01	00	00	Productos alimenticios y agropecuarios	244.971	0	0	0	0	244.971
402	01	01	00	Alimentos y bebidas para personas	244.556	0	0	0	0	244.556
402	01	03	00	Productos agrícolas y pecuarios	415	0	0	0	0	415
402	03	00	00	Textiles y vestuarios	25.621	0	0	0	0	25.621
402	03	01	00	Textiles	23.731	0	0	0	0	23.731
402	03	02	00	Prendas de vestir	1.890	0	0	0	0	1.890
402	05	00	00	Productos de papel, cartón e impresos	30.410	0	0	0	0	30.410
402	05	01	00	Pulpa de madera, papel y cartón	2.664	0	0	0	0	2.664
402	05	02	00	Envases y cajas de papel y cartón	819	0	0	0	0	819
402	05	03	00	Productos de papel y cartón para oficina	9.057	0	0	0	0	9.057
402	05	04	00	Libros, revistas y periódicos	11.428	0	0	0	0	11.428
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.442	0	0	0	0	6.442
402	06	00	00	Productos químicos y derivados	36.793	0	0	0	0	36.793
402	06	03	00	Tintas, pinturas y colorantes	2.652	0	0	0	0	2.652
402	06	05	00	Productos de tocador	535	0	0	0	0	535
402	06	06	00	Combustibles y lubricantes	26.676	0	0	0	0	26.676
402	06	08	00	Productos plásticos	6.930	0	0	0	0	6.930
402	07	00	00	Productos minerales no metálicos	2.923	0	0	0	0	2.923

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127669 060062000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS DE DIPLOMACIA DURA Y BLANDA EN EL MARCO DE LA POLÍTICA EXTERIOR BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA EJECUCIÓN EFICIENTE DE INICIATIVAS ESTRATÉGICAS DE ALTO IMPACTO QUE REDUNDEN EN BENEFICIOS PARA LA NACIÓN

UNIDAD DE MEDIDA: ACCIÓN **META:** 1.021

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060062001 DISEÑO Y EJECUCIÓN DE ACCIONES ESTRATÉGICAS POR LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES DE AMÉRICA LATINA Y EL CARIBE

UNIDAD DE MEDIDA: ACCIÓN **META:** 375

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	02	00	Vidrios y productos de vidrio	2.923	0	0	0	0	2.923
402	10	00	00	Productos varios y útiles diversos	103.365	0	0	0	0	103.365
402	10	01	00	Artículos de deporte, recreación y juguetes	1.008	0	0	0	0	1.008
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.865	0	0	0	0	6.865
402	10	06	00	Condecoraciones, ofrendas y similares	46.289	0	0	0	0	46.289
402	10	08	00	Materiales para equipos de computación	26.227	0	0	0	0	26.227
402	10	99	00	Otros productos y útiles diversos	22.976	0	0	0	0	22.976
402	99	00	00	Otros materiales y suministros	315	0	0	0	0	315
402	99	01	00	Otros materiales y suministros	315	0	0	0	0	315
403	**00**	**00**	**00**	**Servicios no personales**	**3.653.090**	**0**	**0**	**0**	**0**	**3.653.090**
403	01	00	00	Alquileres de inmuebles	145.698	0	0	0	0	145.698
403	01	01	00	Alquileres de edificios y locales	124.751	0	0	0	0	124.751
403	01	02	00	Alquileres de instalaciones culturales y recreativas	20.947	0	0	0	0	20.947
403	02	00	00	Alquileres de maquinaria y equipos	110.068	0	0	0	0	110.068
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	63.257	0	0	0	0	63.257
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	5.997	0	0	0	0	5.997
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	11.572	0	0	0	0	11.572
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	14.407	0	0	0	0	14.407
403	02	99	00	Alquileres de otras maquinaria y equipos	14.835	0	0	0	0	14.835
403	04	00	00	Servicios básicos	8.240	0	0	0	0	8.240
403	04	04	00	Teléfonos	7.736	0	0	0	0	7.736
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	7.736	0	0	0	0	7.736
403	04	05	00	Servicio de comunicaciones	504	0	0	0	0	504
403	06	00	00	Servicios de transporte y almacenaje	11.200	0	0	0	0	11.200
403	06	01	00	Fletes y embalajes	4.885	0	0	0	0	4.885

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127669 060062000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS DE DIPLOMACIA DURA Y BLANDA EN EL MARCO DE LA POLÍTICA EXTERIOR BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA EJECUCIÓN EFICIENTE DE INICIATIVAS ESTRATÉGICAS DE ALTO IMPACTO QUE REDUNDEN EN BENEFICIOS PARA LA NACIÓN

UNIDAD DE MEDIDA: ACCIÓN **META:** 1.021

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060062001 DISEÑO Y EJECUCIÓN DE ACCIONES ESTRATÉGICAS POR LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES DE AMÉRICA LATINA Y EL CARIBE

UNIDAD DE MEDIDA: ACCIÓN **META:** 375

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	03	00	Estacionamiento	157	0	0	0	0	157
403	06	04	00	Peaje	2.630	0	0	0	0	2.630
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.528	0	0	0	0	3.528
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.347.212	0	0	0	0	1.347.212
403	07	01	00	Publicidad y propaganda	88.700	0	0	0	0	88.700
403	07	02	00	Imprenta y reproducción	552.773	0	0	0	0	552.773
403	07	03	00	Relaciones sociales	575.532	0	0	0	0	575.532
403	07	04	00	Avisos	130.207	0	0	0	0	130.207
403	09	00	00	Viáticos y pasajes	1.809.308	0	0	0	0	1.809.308
403	09	02	00	Viáticos y pasajes fuera del país	1.809.308	0	0	0	0	1.809.308
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	207.252	0	0	0	0	207.252
403	10	99	00	Otros servicios profesionales y técnicos	207.252	0	0	0	0	207.252
403	12	00	00	Conservación y reparaciones menores de obras	6.867	0	0	0	0	6.867
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.292	0	0	0	0	5.292
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	1.575	0	0	0	0	1.575
403	16	00	00	Servicios de diversión, esparcimiento y culturales	5.670	0	0	0	0	5.670
403	16	01	00	Servicios de diversión, esparcimiento y culturales	5.670	0	0	0	0	5.670
403	99	00	00	Otros servicios no personales	1.575	0	0	0	0	1.575
403	99	01	00	Otros servicios no personales	1.575	0	0	0	0	1.575
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.088**	**0**	**0**	**0**	**0**	**15.088**
407	01	00	00	Transferencias y donaciones corrientes internas	6.300	0	0	0	0	6.300
407	01	02	00	Donaciones corrientes internas al sector privado	6.300	0	0	0	0	6.300
407	01	02	01	Donaciones corrientes a personas	6.300	0	0	0	0	6.300
407	02	00	00	Transferencias y donaciones corrientes al exterior	8.788	0	0	0	0	8.788
407	02	02	00	Donaciones corrientes al exterior	8.788	0	0	0	0	8.788

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127669 060062000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS DE DIPLOMACIA DURA Y BLANDA EN EL MARCO DE LA POLÍTICA EXTERIOR BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA EJECUCIÓN EFICIENTE DE INICIATIVAS ESTRATÉGICAS DE ALTO IMPACTO QUE REDUNDEN EN BENEFICIOS PARA LA NACIÓN

UNIDAD DE MEDIDA: ACCIÓN **META:** 1.021

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060062001 DISEÑO Y EJECUCIÓN DE ACCIONES ESTRATÉGICAS POR LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES DE AMÉRICA LATINA Y EL CARIBE

UNIDAD DE MEDIDA: ACCIÓN **META:** 375

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	02	02	01	Donaciones corrientes a personas	8.788	0	0	0	0	8.788
				Totales	**4.162.324**	**0**	**0**	**0**	**0**	**4.162.324**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127669 060062000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS DE DIPLOMACIA DURA Y BLANDA EN EL MARCO DE LA POLÍTICA EXTERIOR BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA EJECUCIÓN EFICIENTE DE INICIATIVAS ESTRATÉGICAS DE ALTO IMPACTO QUE REDUNDEN EN BENEFICIOS PARA LA NACIÓN

UNIDAD DE MEDIDA: ACCIÓN **META:** 1.021

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060062002 DISEÑO Y EJECUCIÓN DE ACCIONES ESTRATÉGICAS POR LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES DE AMÉRICA DEL NORTE

UNIDAD DE MEDIDA: ACCIÓN **META:** 65

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**56.600**	**0**	**0**	**0**	**0**	**56.600**
401	01	00	00	Sueldos, salarios y otras retribuciones	55.027	0	0	0	0	55.027
401	01	18	00	Remuneraciones al personal contratado	55.027	0	0	0	0	55.027
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	55.027	0	0	0	0	55.027
401	04	00	00	Complementos de sueldos y salarios	1.573	0	0	0	0	1.573
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.573	0	0	0	0	1.573
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**339.833**	**0**	**0**	**0**	**0**	**339.833**
402	01	00	00	Productos alimenticios y agropecuarios	62.685	0	0	0	0	62.685
402	01	01	00	Alimentos y bebidas para personas	62.685	0	0	0	0	62.685
402	05	00	00	Productos de papel, cartón e impresos	212.310	0	0	0	0	212.310
402	05	01	00	Pulpa de madera, papel y cartón	212.310	0	0	0	0	212.310
402	06	00	00	Productos químicos y derivados	8.854	0	0	0	0	8.854
402	06	06	00	Combustibles y lubricantes	8.854	0	0	0	0	8.854
402	10	00	00	Productos varios y útiles diversos	55.984	0	0	0	0	55.984
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	31.500	0	0	0	0	31.500
402	10	99	00	Otros productos y útiles diversos	24.484	0	0	0	0	24.484
403	**00**	**00**	**00**	**Servicios no personales**	**1.245.321**	**0**	**0**	**0**	**0**	**1.245.321**
403	01	00	00	Alquileres de inmuebles	125.941	0	0	0	0	125.941
403	01	01	00	Alquileres de edificios y locales	111.451	0	0	0	0	111.451
403	01	02	00	Alquileres de instalaciones culturales y recreativas	14.490	0	0	0	0	14.490
403	02	00	00	Alquileres de maquinaria y equipos	190.441	0	0	0	0	190.441
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	10.855	0	0	0	0	10.855
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	907	0	0	0	0	907
403	02	99	00	Alquileres de otras maquinaria y equipos	178.679	0	0	0	0	178.679
403	03	00	00	Derechos sobre bienes intangibles	4.410	0	0	0	0	4.410

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127669 060062000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS DE DIPLOMACIA DURA Y BLANDA EN EL MARCO DE LA POLÍTICA EXTERIOR BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA EJECUCIÓN EFICIENTE DE INICIATIVAS ESTRATÉGICAS DE ALTO IMPACTO QUE REDUNDEN EN BENEFICIOS PARA LA NACIÓN

UNIDAD DE MEDIDA: ACCIÓN **META:** 1.021

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060062002 DISEÑO Y EJECUCIÓN DE ACCIONES ESTRATÉGICAS POR LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES DE AMÉRICA DEL NORTE

UNIDAD DE MEDIDA: ACCIÓN **META:** 65

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	03	02	00	Derechos de autor	4.410	0	0	0	0	4.410
403	06	00	00	Servicios de transporte y almacenaje	9.730	0	0	0	0	9.730
403	06	03	00	Estacionamiento	9.730	0	0	0	0	9.730
403	07	00	00	Servicios de información, impresión y relaciones públicas	502.348	0	0	0	0	502.348
403	07	01	00	Publicidad y propaganda	19.897	0	0	0	0	19.897
403	07	02	00	Imprenta y reproducción	144.776	0	0	0	0	144.776
403	07	03	00	Relaciones sociales	304.766	0	0	0	0	304.766
403	07	04	00	Avisos	32.909	0	0	0	0	32.909
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.974	0	0	0	0	2.974
403	08	01	00	Primas y gastos de seguros	2.974	0	0	0	0	2.974
403	09	00	00	Viáticos y pasajes	264.828	0	0	0	0	264.828
403	09	01	00	Viáticos y pasajes dentro del país	6.300	0	0	0	0	6.300
403	09	02	00	Viáticos y pasajes fuera del país	258.528	0	0	0	0	258.528
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	122.633	0	0	0	0	122.633
403	10	99	00	Otros servicios profesionales y técnicos	122.633	0	0	0	0	122.633
403	15	00	00	Servicios fiscales	858	0	0	0	0	858
403	15	02	00	Tasas y otros derechos obligatorios	858	0	0	0	0	858
403	16	00	00	Servicios de diversión, esparcimiento y culturales	17.535	0	0	0	0	17.535
403	16	01	00	Servicios de diversión, esparcimiento y culturales	17.535	0	0	0	0	17.535
403	99	00	00	Otros servicios no personales	3.623	0	0	0	0	3.623
403	99	01	00	Otros servicios no personales	3.623	0	0	0	0	3.623
				Totales	**1.641.754**	**0**	**0**	**0**	**0**	**1.641.754**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127669 060062000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS DE DIPLOMACIA DURA Y BLANDA EN EL MARCO DE LA POLÍTICA EXTERIOR BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA EJECUCIÓN EFICIENTE DE INICIATIVAS ESTRATÉGICAS DE ALTO IMPACTO QUE REDUNDEN EN BENEFICIOS PARA LA NACIÓN

UNIDAD DE MEDIDA: ACCIÓN **META:** 1.021

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060062003 DISEÑO Y EJECUCIÓN DE ACCIONES ESTRATÉGICAS POR LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES DE ÁFRICA

UNIDAD DE MEDIDA: ACCIÓN **META:** 153

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**115.397**	**0**	**0**	**0**	**0**	**115.397**
401	01	00	00	Sueldos, salarios y otras retribuciones	115.397	0	0	0	0	115.397
401	01	18	00	Remuneraciones al personal contratado	115.397	0	0	0	0	115.397
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	115.397	0	0	0	0	115.397
402	00	00	00	**Materiales, suministros y mercancías**	**244.935**	**0**	**0**	**0**	**0**	**244.935**
402	01	00	00	Productos alimenticios y agropecuarios	75.891	0	0	0	0	75.891
402	01	01	00	Alimentos y bebidas para personas	75.891	0	0	0	0	75.891
402	03	00	00	Textiles y vestuarios	82.030	0	0	0	0	82.030
402	03	01	00	Textiles	24.570	0	0	0	0	24.570
402	03	02	00	Prendas de vestir	57.460	0	0	0	0	57.460
402	05	00	00	Productos de papel, cartón e impresos	26.085	0	0	0	0	26.085
402	05	02	00	Envases y cajas de papel y cartón	590	0	0	0	0	590
402	05	03	00	Productos de papel y cartón para oficina	10.116	0	0	0	0	10.116
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	15.379	0	0	0	0	15.379
402	06	00	00	Productos químicos y derivados	10.307	0	0	0	0	10.307
402	06	03	00	Tintas, pinturas y colorantes	5.684	0	0	0	0	5.684
402	06	06	00	Combustibles y lubricantes	4.505	0	0	0	0	4.505
402	06	08	00	Productos plásticos	118	0	0	0	0	118
402	10	00	00	Productos varios y útiles diversos	20.303	0	0	0	0	20.303
402	10	01	00	Artículos de deporte, recreación y juguetes	354	0	0	0	0	354
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.279	0	0	0	0	12.279
402	10	06	00	Condecoraciones, ofrendas y similares	1.788	0	0	0	0	1.788
402	10	08	00	Materiales para equipos de computación	590	0	0	0	0	590
402	10	99	00	Otros productos y útiles diversos	5.292	0	0	0	0	5.292
402	99	00	00	Otros materiales y suministros	30.319	0	0	0	0	30.319

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127669 060062000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS DE DIPLOMACIA DURA Y BLANDA EN EL MARCO DE LA POLÍTICA EXTERIOR BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA EJECUCIÓN EFICIENTE DE INICIATIVAS ESTRATÉGICAS DE ALTO IMPACTO QUE REDUNDEN EN BENEFICIOS PARA LA NACIÓN

UNIDAD DE MEDIDA: ACCIÓN **META:** 1.021

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060062003 DISEÑO Y EJECUCIÓN DE ACCIONES ESTRATÉGICAS POR LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES DE ÁFRICA

UNIDAD DE MEDIDA: ACCIÓN **META:** 153

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	99	01	00	Otros materiales y suministros	30.319	0	0	0	0	30.319
403	**00**	**00**	**00**	**Servicios no personales**	**744.206**	**0**	**0**	**0**	**0**	**744.206**
403	01	00	00	Alquileres de inmuebles	14.460	0	0	0	0	14.460
403	01	01	00	Alquileres de edificios y locales	1.475	0	0	0	0	1.475
403	01	02	00	Alquileres de instalaciones culturales y recreativas	12.985	0	0	0	0	12.985
403	02	00	00	Alquileres de maquinaria y equipos	30.484	0	0	0	0	30.484
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	4.787	0	0	0	0	4.787
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	24.788	0	0	0	0	24.788
403	02	99	00	Alquileres de otras maquinaria y equipos	909	0	0	0	0	909
403	07	00	00	Servicios de información, impresión y relaciones públicas	312.536	0	0	0	0	312.536
403	07	01	00	Publicidad y propaganda	10.314	0	0	0	0	10.314
403	07	02	00	Imprenta y reproducción	134.914	0	0	0	0	134.914
403	07	03	00	Relaciones sociales	166.600	0	0	0	0	166.600
403	07	04	00	Avisos	708	0	0	0	0	708
403	09	00	00	Viáticos y pasajes	162.325	0	0	0	0	162.325
403	09	02	00	Viáticos y pasajes fuera del país	162.325	0	0	0	0	162.325
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	112.341	0	0	0	0	112.341
403	10	99	00	Otros servicios profesionales y técnicos	112.341	0	0	0	0	112.341
403	12	00	00	Conservación y reparaciones menores de obras	83.521	0	0	0	0	83.521
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	83.521	0	0	0	0	83.521
403	99	00	00	Otros servicios no personales	28.539	0	0	0	0	28.539
403	99	01	00	Otros servicios no personales	28.539	0	0	0	0	28.539
407	**00**	**00**	**00**	**Transferencias y donaciones**	**657.694**	**0**	**0**	**0**	**0**	**657.694**
407	01	00	00	Transferencias y donaciones corrientes internas	195.023	0	0	0	0	195.023
407	01	02	00	Donaciones corrientes internas al sector privado	195.023	0	0	0	0	195.023

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127669 060062000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS DE DIPLOMACIA DURA Y BLANDA EN EL MARCO DE LA POLÍTICA EXTERIOR BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA EJECUCIÓN EFICIENTE DE INICIATIVAS ESTRATÉGICAS DE ALTO IMPACTO QUE REDUNDEN EN BENEFICIOS PARA LA NACIÓN

UNIDAD DE MEDIDA: ACCIÓN **META:** 1.021

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060062003 DISEÑO Y EJECUCIÓN DE ACCIONES ESTRATÉGICAS POR LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES DE ÁFRICA

UNIDAD DE MEDIDA: ACCIÓN **META:** 153

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	02	01	Donaciones corrientes a personas	195.023	0	0	0	0	195.023
407	02	00	00	Transferencias y donaciones corrientes al exterior	462.671	0	0	0	0	462.671
407	02	02	00	Donaciones corrientes al exterior	462.671	0	0	0	0	462.671
407	02	02	01	Donaciones corrientes a personas	462.671	0	0	0	0	462.671
				Totales	1.762.232	0	0	0	0	1.762.232

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127669 060062000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS DE DIPLOMACIA DURA Y BLANDA EN EL MARCO DE LA POLÍTICA EXTERIOR BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA EJECUCIÓN EFICIENTE DE INICIATIVAS ESTRATÉGICAS DE ALTO IMPACTO QUE REDUNDEN EN BENEFICIOS PARA LA NACIÓN

UNIDAD DE MEDIDA: ACCIÓN **META:** 1.021

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060062004 DISEÑO Y EJECUCIÓN DE ACCIONES ESTRATÉGICAS POR LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES DE EUROPA

UNIDAD DE MEDIDA: ACCIÓN **META:** 231

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**47.234**	**0**	**0**	**0**	**0**	**47.234**
401	01	00	00	Sueldos, salarios y otras retribuciones	42.430	0	0	0	0	42.430
401	01	18	00	Remuneraciones al personal contratado	42.430	0	0	0	0	42.430
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	42.430	0	0	0	0	42.430
401	04	00	00	Complementos de sueldos y salarios	4.804	0	0	0	0	4.804
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	4.804	0	0	0	0	4.804
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**432.521**	**0**	**0**	**0**	**0**	**432.521**
402	01	00	00	Productos alimenticios y agropecuarios	166.430	0	0	0	0	166.430
402	01	01	00	Alimentos y bebidas para personas	166.430	0	0	0	0	166.430
402	03	00	00	Textiles y vestuarios	10.999	0	0	0	0	10.999
402	03	01	00	Textiles	10.999	0	0	0	0	10.999
402	05	00	00	Productos de papel, cartón e impresos	19.406	0	0	0	0	19.406
402	05	01	00	Pulpa de madera, papel y cartón	1.362	0	0	0	0	1.362
402	05	02	00	Envases y cajas de papel y cartón	1.575	0	0	0	0	1.575
402	05	03	00	Productos de papel y cartón para oficina	12.538	0	0	0	0	12.538
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.931	0	0	0	0	3.931
402	06	00	00	Productos químicos y derivados	25.108	0	0	0	0	25.108
402	06	03	00	Tintas, pinturas y colorantes	5.167	0	0	0	0	5.167
402	06	06	00	Combustibles y lubricantes	14.407	0	0	0	0	14.407
402	06	08	00	Productos plásticos	5.534	0	0	0	0	5.534
402	09	00	00	Productos de madera	76.678	0	0	0	0	76.678
402	09	02	00	Muebles y accesorios de madera para edificaciones	76.678	0	0	0	0	76.678
402	10	00	00	Productos varios y útiles diversos	131.002	0	0	0	0	131.002
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.972	0	0	0	0	3.972
402	10	06	00	Condecoraciones, ofrendas y similares	61.287	0	0	0	0	61.287

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127669 060062000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS DE DIPLOMACIA DURA Y BLANDA EN EL MARCO DE LA POLÍTICA EXTERIOR BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA EJECUCIÓN EFICIENTE DE INICIATIVAS ESTRATÉGICAS DE ALTO IMPACTO QUE REDUNDEN EN BENEFICIOS PARA LA NACIÓN

UNIDAD DE MEDIDA: ACCIÓN **META:** 1.021

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060062004 DISEÑO Y EJECUCIÓN DE ACCIONES ESTRATÉGICAS POR LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES DE EUROPA

UNIDAD DE MEDIDA: ACCIÓN **META:** 231

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	08	00	Materiales para equipos de computación	19.798	0	0	0	0	19.798
402	10	11	00	Materiales eléctricos	774	0	0	0	0	774
402	10	99	00	Otros productos y útiles diversos	45.171	0	0	0	0	45.171
402	99	00	00	Otros materiales y suministros	2.898	0	0	0	0	2.898
402	99	01	00	Otros materiales y suministros	2.898	0	0	0	0	2.898
403	**00**	**00**	**00**	**Servicios no personales**	**2.722.704**	**0**	**0**	**0**	**0**	**2.722.704**
403	01	00	00	Alquileres de inmuebles	142.495	0	0	0	0	142.495
403	01	01	00	Alquileres de edificios y locales	117.881	0	0	0	0	117.881
403	01	02	00	Alquileres de instalaciones culturales y recreativas	24.614	0	0	0	0	24.614
403	02	00	00	Alquileres de maquinaria y equipos	130.307	0	0	0	0	130.307
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	103.509	0	0	0	0	103.509
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	24.518	0	0	0	0	24.518
403	02	99	00	Alquileres de otras maquinaria y equipos	2.280	0	0	0	0	2.280
403	04	00	00	Servicios básicos	7.704	0	0	0	0	7.704
403	04	05	00	Servicio de comunicaciones	7.704	0	0	0	0	7.704
403	06	00	00	Servicios de transporte y almacenaje	6.708	0	0	0	0	6.708
403	06	01	00	Fletes y embalajes	3.099	0	0	0	0	3.099
403	06	04	00	Peaje	3.609	0	0	0	0	3.609
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.164.087	0	0	0	0	1.164.087
403	07	01	00	Publicidad y propaganda	17.030	0	0	0	0	17.030
403	07	02	00	Imprenta y reproducción	405.026	0	0	0	0	405.026
403	07	03	00	Relaciones sociales	732.581	0	0	0	0	732.581
403	07	04	00	Avisos	9.450	0	0	0	0	9.450
403	09	00	00	Viáticos y pasajes	941.783	0	0	0	0	941.783
403	09	02	00	Viáticos y pasajes fuera del país	941.783	0	0	0	0	941.783

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127669 060062000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS DE DIPLOMACIA DURA Y BLANDA EN EL MARCO DE LA POLÍTICA EXTERIOR BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA EJECUCIÓN EFICIENTE DE INICIATIVAS ESTRATÉGICAS DE ALTO IMPACTO QUE REDUNDEN EN BENEFICIOS PARA LA NACIÓN

UNIDAD DE MEDIDA: ACCIÓN **META:** 1.021

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060062004 DISEÑO Y EJECUCIÓN DE ACCIONES ESTRATÉGICAS POR LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES DE EUROPA

UNIDAD DE MEDIDA: ACCIÓN **META:** 231

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	255.137	0	0	0	0	255.137
403	10	11	00	Servicios para la elaboración y suministro de comida	945	0	0	0	0	945
403	10	99	00	Otros servicios profesionales y técnicos	254.192	0	0	0	0	254.192
403	15	00	00	Servicios fiscales	47.754	0	0	0	0	47.754
403	15	02	00	Tasas y otros derechos obligatorios	47.754	0	0	0	0	47.754
403	16	00	00	Servicios de diversión, esparcimiento y culturales	23.579	0	0	0	0	23.579
403	16	01	00	Servicios de diversión, esparcimiento y culturales	23.579	0	0	0	0	23.579
403	99	00	00	Otros servicios no personales	3.150	0	0	0	0	3.150
403	99	01	00	Otros servicios no personales	3.150	0	0	0	0	3.150
407	**00**	**00**	**00**	**Transferencias y donaciones**	**307.563**	**0**	**0**	**0**	**0**	**307.563**
407	02	00	00	Transferencias y donaciones corrientes al exterior	307.563	0	0	0	0	307.563
407	02	02	00	Donaciones corrientes al exterior	307.563	0	0	0	0	307.563
407	02	02	01	Donaciones corrientes a personas	307.563	0	0	0	0	307.563
				Totales	**3.510.022**	**0**	**0**	**0**	**0**	**3.510.022**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127669 080062000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS DE DIPLOMACIA DURA Y BLANDA EN EL MARCO DE LA POLÍTICA EXTERIOR BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA EJECUCIÓN EFICIENTE DE INICIATIVAS ESTRATÉGICAS DE ALTO IMPACTO QUE REDUNDEN EN BENEFICIOS PARA LA NACIÓN

UNIDAD DE MEDIDA: ACCIÓN **META:** 1.021

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080062005 DISEÑO Y EJECUCIÓN DE ACCIONES ESTRATÉGICAS POR LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES DE ASIA, MEDIO ORIENTE Y OCEANÍA

UNIDAD DE MEDIDA: ACCIÓN **META:** 197

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**28.350**	**0**	**0**	**0**	**0**	**28.350**
401	01	00	00	Sueldos, salarios y otras retribuciones	28.350	0	0	0	0	28.350
401	01	18	00	Remuneraciones al personal contratado	28.350	0	0	0	0	28.350
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	28.350	0	0	0	0	28.350
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**136.969**	**0**	**0**	**0**	**0**	**136.969**
402	01	00	00	Productos alimenticios y agropecuarios	77.170	0	0	0	0	77.170
402	01	01	00	Alimentos y bebidas para personas	77.170	0	0	0	0	77.170
402	05	00	00	Productos de papel, cartón e impresos	15.519	0	0	0	0	15.519
402	05	03	00	Productos de papel y cartón para oficina	315	0	0	0	0	315
402	05	04	00	Libros, revistas y periódicos	183	0	0	0	0	183
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	15.021	0	0	0	0	15.021
402	09	00	00	Productos de madera	18.900	0	0	0	0	18.900
402	09	02	00	Muebles y accesorios de madera para edificaciones	18.900	0	0	0	0	18.900
402	10	00	00	Productos varios y útiles diversos	25.380	0	0	0	0	25.380
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.071	0	0	0	0	1.071
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.275	0	0	0	0	1.275
402	10	06	00	Condecoraciones, ofrendas y similares	504	0	0	0	0	504
402	10	08	00	Materiales para equipos de computación	7.473	0	0	0	0	7.473
402	10	13	00	Materiales fotográficos	4.725	0	0	0	0	4.725
402	10	99	00	Otros productos y útiles diversos	10.332	0	0	0	0	10.332
403	**00**	**00**	**00**	**Servicios no personales**	**1.407.527**	**0**	**0**	**0**	**0**	**1.407.527**
403	01	00	00	Alquileres de inmuebles	60.050	0	0	0	0	60.050
403	01	01	00	Alquileres de edificios y locales	43.535	0	0	0	0	43.535
403	01	02	00	Alquileres de instalaciones culturales y recreativas	16.515	0	0	0	0	16.515
403	02	00	00	Alquileres de maquinaria y equipos	39.254	0	0	0	0	39.254

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127669 060062000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS DE DIPLOMACIA DURA Y BLANDA EN EL MARCO DE LA POLÍTICA EXTERIOR BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA EJECUCIÓN EFICIENTE DE INICIATIVAS ESTRATÉGICAS DE ALTO IMPACTO QUE REDUNDEN EN BENEFICIOS PARA LA NACIÓN

UNIDAD DE MEDIDA: ACCIÓN **META:** 1.021

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060062005 DISEÑO Y EJECUCIÓN DE ACCIONES ESTRATÉGICAS POR LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES DE ASIA, MEDIO ORIENTE Y OCEANÍA

UNIDAD DE MEDIDA: ACCIÓN **META:** 197

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	29.137	0	0	0	0	29.137
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	9.601	0	0	0	0	9.601
403	02	99	00	Alquileres de otras maquinaria y equipos	516	0	0	0	0	516
403	04	00	00	Servicios básicos	378	0	0	0	0	378
403	04	05	00	Servicio de comunicaciones	378	0	0	0	0	378
403	06	00	00	Servicios de transporte y almacenaje	1.920	0	0	0	0	1.920
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.920	0	0	0	0	1.920
403	07	00	00	Servicios de información, impresión y relaciones públicas	839.030	0	0	0	0	839.030
403	07	01	00	Publicidad y propaganda	22.660	0	0	0	0	22.660
403	07	02	00	Imprenta y reproducción	236.109	0	0	0	0	236.109
403	07	03	00	Relaciones sociales	579.820	0	0	0	0	579.820
403	07	04	00	Avisos	441	0	0	0	0	441
403	09	00	00	Viáticos y pasajes	370.644	0	0	0	0	370.644
403	09	02	00	Viáticos y pasajes fuera del país	370.644	0	0	0	0	370.644
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	91.841	0	0	0	0	91.841
403	10	99	00	Otros servicios profesionales y técnicos	91.841	0	0	0	0	91.841
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.260	0	0	0	0	1.260
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.260	0	0	0	0	1.260
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.150	0	0	0	0	3.150
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.150	0	0	0	0	3.150
407	**00**	**00**	**00**	**Transferencias y donaciones**	**77.484**	**0**	**0**	**0**	**0**	**77.484**
407	02	00	00	Transferencias y donaciones corrientes al exterior	77.484	0	0	0	0	77.484
407	02	02	00	Donaciones corrientes al exterior	77.484	0	0	0	0	77.484
407	02	02	01	Donaciones corrientes a personas	77.484	0	0	0	0	77.484
				Totales	**1.650.330**	**0**	**0**	**0**	**0**	**1.650.330**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127673 060063000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS MANCOMUNADAS DE ALTO IMPACTO POLÍTICO EN EL ÁMBITO REGIONAL, HEMISFERICO Y MUNDIAL

OBJETIVO DEL PROYECTO: EJECUTAR PROPUESTAS DE POLÍTICA EXTERIOR A TRAVÉS DE LA METODÓLOGIA DE INICIATIVAS ESTRATÉGICAS MANCOMUNADAS, QUE GENEREN IMPACTO ESTRUCTURAL DE MEDIANO Y LARGO PLAZO EN MATERIA DE DIPLOMACIA DURA Y BLANDA QUE BENEFICIEN EL ACERCAMIENTO DE LOS PUEBLOS, LA TRANSFERENCIA TECNOLÓGICA Y LA COOPERACIÓN INTERNACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD

META: 268

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA AMÉRICA LATINA Y EL CARIBE

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**170.000**	**0**	**0**	**0**	**0**	**170.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	170.000	0	0	0	0	170.000
401	01	18	00	Remuneraciones al personal contratado	170.000	0	0	0	0	170.000
401	01	18	02	Remuneraciones por honorarios profesionales	170.000	0	0	0	0	170.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**439.429**	**0**	**0**	**0**	**0**	**439.429**
402	01	00	00	Productos alimenticios y agropecuarios	249.429	0	0	0	0	249.429
402	01	01	00	Alimentos y bebidas para personas	249.429	0	0	0	0	249.429
402	10	00	00	Productos varios y útiles diversos	190.000	0	0	0	0	190.000
402	10	99	00	Otros productos y útiles diversos	190.000	0	0	0	0	190.000
403	**00**	**00**	**00**	**Servicios no personales**	**38.770.968**	**0**	**0**	**0**	**0**	**38.770.968**
403	06	00	00	Servicios de transporte y almacenaje	24.800	0	0	0	0	24.800
403	06	01	00	Fletes y embalajes	24.800	0	0	0	0	24.800
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.640.940	0	0	0	0	4.640.940
403	07	02	00	Imprenta y reproducción	1.007.273	0	0	0	0	1.007.273
403	07	03	00	Relaciones sociales	3.215.067	0	0	0	0	3.215.067
403	07	04	00	Avisos	418.600	0	0	0	0	418.600
403	09	00	00	Viáticos y pasajes	32.078.357	0	0	0	0	32.078.357
403	09	01	00	Viáticos y pasajes dentro del pais	2.102.006	0	0	0	0	2.102.006
403	09	02	00	Viáticos y pasajes fuera del pais	29.976.351	0	0	0	0	29.976.351
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	34.224	0	0	0	0	34.224
403	10	99	00	Otros servicios profesionales y técnicos	34.224	0	0	0	0	34.224
403	18	00	00	Impuestos indirectos	1.812.647	0	0	0	0	1.812.647
403	18	01	00	Impuesto al valor agregado	1.812.647	0	0	0	0	1.812.647
403	99	00	00	Otros servicios no personales	180.000	0	0	0	0	180.000
403	99	01	00	Otros servicios no personales	180.000	0	0	0	0	180.000
				Totales	**39.380.397**	**0**	**0**	**0**	**0**	**39.380.397**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 06 - 53

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127673 060063000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS MANCOMUNADAS DE ALTO IMPACTO POLÍTICO EN EL ÁMBITO REGIONAL, HEMISFERICO Y MUNDIAL

OBJETIVO DEL PROYECTO: EJECUTAR PROPUESTAS DE POLÍTICA EXTERIOR A TRAVÉS DE LA METODÓLOGIA DE INICIATIVAS ESTRATÉGICAS MANCOMUNADAS, QUE GENEREN IMPACTO ESTRUCTURAL DE MEDIANO Y LARGO PLAZO EN MATERIA DE DIPLOMACIA DURA Y BLANDA QUE BENEFICIEN EL ACERCAMIENTO DE LOS PUEBLOS, LA TRANSFERENCIA TECNOLÓGICA Y LA COOPERACIÓN INTERNACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 268

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA AMÉRICA LATINA Y EL CARIBE **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127673 060063000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS MANCOMUNADAS DE ALTO IMPACTO POLÍTICO EN EL ÁMBITO REGIONAL, HEMISFERICO Y MUNDIAL

OBJETIVO DEL PROYECTO: EJECUTAR PROPUESTAS DE POLÍTICA EXTERIOR A TRAVÉS DE LA METODÓLOGIA DE INICIATIVAS ESTRATÉGICAS MANCOMUNADAS, QUE GENEREN IMPACTO ESTRUCTURAL DE MEDIANO Y LARGO PLAZO EN MATERIA DE DIPLOMACIA DURA Y BLANDA QUE BENEFICIEN EL ACERCAMIENTO DE LOS PUEBLOS, LA TRANSFERENCIA TECNOLÓGICA Y LA COOPERACIÓN INTERNACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 268

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA AMÉRICA LATINA Y EL CARIBE **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060063001 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS MANCOMUNADAS DEL DESPACHO DE VICEMINISTRO PARA AMÉRICA LATINA Y EL CARIBE PARA PROMOVER EL FORTALECIMIENTO DE LA ALBA, MERCOSUR, UNASUR, ALADI, CELAC, SELA, AEC, CARICOM Y PETROCARIBE.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 107

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA AMÉRICA LATINA Y EL CARIBE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**13.158.286**	**0**	**0**	**0**	**0**	**13.158.286**
403	07	00	00	Servicios de información, impresión y relaciones públicas	525.000	0	0	0	0	525.000
403	07	03	00	Relaciones sociales	525.000	0	0	0	0	525.000
403	09	00	00	Viáticos y pasajes	11.498.286	0	0	0	0	11.498.286
403	09	01	00	Viáticos y pasajes dentro del país	1.640.000	0	0	0	0	1.640.000
403	09	02	00	Viáticos y pasajes fuera del país	9.858.286	0	0	0	0	9.858.286
403	18	00	00	Impuestos indirectos	1.135.000	0	0	0	0	1.135.000
403	18	01	00	Impuesto al valor agregado	1.135.000	0	0	0	0	1.135.000
				Totales	**13.158.286**	**0**	**0**	**0**	**0**	**13.158.286**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127673 060063000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS MANCOMUNADAS DE ALTO IMPACTO POLÍTICO EN EL ÁMBITO REGIONAL, HEMISFERICO Y MUNDIAL

OBJETIVO DEL PROYECTO: EJECUTAR PROPUESTAS DE POLÍTICA EXTERIOR A TRAVÉS DE LA METODÓLOGIA DE INICIATIVAS ESTRATÉGICAS MANCOMUNADAS, QUE GENEREN IMPACTO ESTRUCTURAL DE MEDIANO Y LARGO PLAZO EN MATERIA DE DIPLOMACIA DURA Y BLANDA QUE BENEFICIEN EL ACERCAMIENTO DE LOS PUEBLOS, LA TRANSFERENCIA TECNOLÓGICA Y LA COOPERACIÓN INTERNACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 268

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA AMÉRICA LATINA Y EL CARIBE **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060063002 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS MANCOMUNADAS DEL DESPACHO DE VICEMINISTRO PARA AMÉRICA DEL NORTE Y LAS MISIONES ACREDITADAS DEL CONTINENTE PARA NEUTRALIZAR LA MATRIZ DE OPINIÓN ADVERSA A LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN ESTADOS UNIDOS Y CANADÁ

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 27

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA AMÉRICA DEL NORTE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**170.000**	**0**	**0**	**0**	**0**	**170.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	170.000	0	0	0	0	170.000
401	01	18	00	Remuneraciones al personal contratado	170.000	0	0	0	0	170.000
401	01	18	02	Remuneraciones por honorarios profesionales	170.000	0	0	0	0	170.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.188.286**	**0**	**0**	**0**	**0**	**4.188.286**
403	06	00	00	Servicios de transporte y almacenaje	24.800	0	0	0	0	24.800
403	06	01	00	Fletes y embalajes	24.800	0	0	0	0	24.800
403	07	00	00	Servicios de información, impresión y relaciones públicas	482.640	0	0	0	0	482.640
403	07	02	00	Imprenta y reproducción	19.840	0	0	0	0	19.840
403	07	03	00	Relaciones sociales	444.200	0	0	0	0	444.200
403	07	04	00	Avisos	18.600	0	0	0	0	18.600
403	09	00	00	Viáticos y pasajes	3.645.713	0	0	0	0	3.645.713
403	09	01	00	Viáticos y pasajes dentro del país	104.000	0	0	0	0	104.000
403	09	02	00	Viáticos y pasajes fuera del país	3.541.713	0	0	0	0	3.541.713
403	18	00	00	Impuestos indirectos	35.133	0	0	0	0	35.133
403	18	01	00	Impuesto al valor agregado	35.133	0	0	0	0	35.133
				Totales	**4.358.286**	**0**	**0**	**0**	**0**	**4.358.286**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127673 060063000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS MANCOMUNADAS DE ALTO IMPACTO POLÍTICO EN EL ÁMBITO REGIONAL, HEMISFERICO Y MUNDIAL

OBJETIVO DEL PROYECTO: EJECUTAR PROPUESTAS DE POLÍTICA EXTERIOR A TRAVÉS DE LA METODÓLOGIA DE INICIATIVAS ESTRATÉGICAS MANCOMUNADAS, QUE GENEREN IMPACTO ESTRUCTURAL DE MEDIANO Y LARGO PLAZO EN MATERIA DE DIPLOMACIA DURA Y BLANDA QUE BENEFICIEN EL ACERCAMIENTO DE LOS PUEBLOS, LA TRANSFERENCIA TECNOLÓGICA Y LA COOPERACIÓN INTERNACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 268

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA AMÉRICA LATINA Y EL CARIBE **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060063003 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS MANCOMUNADAS DEL DESPACHO DE VICEMINISTRO PARA ÁFRICA PARA PROMOVER LAS RELACIONES DE COOPERACIÓN EN MATERIA CULTURAL Y DE SOLIDARIDAD CON LOS PUEBLOS Y MOVIMIENTOS SOCIALES DEL CONTINENTE AFRICANO Y DEL CARIBE.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 22

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA ÁFRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**326.429**	**0**	**0**	**0**	**0**	**326.429**
402	01	00	00	Productos alimenticios y agropecuarios	136.429	0	0	0	0	136.429
402	01	01	00	Alimentos y bebidas para personas	136.429	0	0	0	0	136.429
402	10	00	00	Productos varios y útiles diversos	190.000	0	0	0	0	190.000
402	10	99	00	Otros productos y útiles diversos	190.000	0	0	0	0	190.000
403	00	00	00	**Servicios no personales**	**5.131.857**	**0**	**0**	**0**	**0**	**5.131.857**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.020.000	0	0	0	0	1.020.000
403	07	02	00	Imprenta y reproducción	420.000	0	0	0	0	420.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	200.000
403	07	04	00	Avisos	400.000	0	0	0	0	400.000
403	09	00	00	Viáticos y pasajes	3.758.286	0	0	0	0	3.758.286
403	09	02	00	Viáticos y pasajes fuera del país	3.758.286	0	0	0	0	3.758.286
403	18	00	00	Impuestos indirectos	353.571	0	0	0	0	353.571
403	18	01	00	Impuesto al valor agregado	353.571	0	0	0	0	353.571
				Totales	**5.458.286**	**0**	**0**	**0**	**0**	**5.458.286**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127673 060063000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS MANCOMUNADAS DE ALTO IMPACTO POLÍTICO EN EL ÁMBITO REGIONAL, HEMISFERICO Y MUNDIAL

OBJETIVO DEL PROYECTO: EJECUTAR PROPUESTAS DE POLÍTICA EXTERIOR A TRAVÉS DE LA METODÓLOGIA DE INICIATIVAS ESTRATÉGICAS MANCOMUNADAS, QUE GENEREN IMPACTO ESTRUCTURAL DE MEDIANO Y LARGO PLAZO EN MATERIA DE DIPLOMACIA DURA Y BLANDA QUE BENEFICIEN EL ACERCAMIENTO DE LOS PUEBLOS, LA TRANSFERENCIA TECNOLÓGICA Y LA COOPERACIÓN INTERNACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 268

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA AMÉRICA LATINA Y EL CARIBE **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060063004 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS MANCOMUNADAS DEL DESPACHO DE VICEMINISTRO PARA EUROPA Y LAS MISIONES ACREDITADAS DEL CONTINENTE DESTINADAS A DIVERSIFICAR LAS RELACIONES SOCIO-CULTURALES A TRAVÉS DE GRUPOS DE SOLIDARIDAD Y MOVIMIENTOS ANTI HEGEMÓNICOS

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 52

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO PARA EUROPA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**7.658.286**	**0**	**0**	**0**	**0**	**7.658.286**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.507.602	0	0	0	0	1.507.602
403	07	02	00	Imprenta y reproducción	17.100	0	0	0	0	17.100
403	07	03	00	Relaciones sociales	1.490.502	0	0	0	0	1.490.502
403	09	00	00	Viáticos y pasajes	6.088.814	0	0	0	0	6.088.814
403	09	02	00	Viáticos y pasajes fuera del país	6.088.814	0	0	0	0	6.088.814
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	34.224	0	0	0	0	34.224
403	10	99	00	Otros servicios profesionales y técnicos	34.224	0	0	0	0	34.224
403	18	00	00	Impuestos indirectos	27.646	0	0	0	0	27.646
403	18	01	00	Impuesto al valor agregado	27.646	0	0	0	0	27.646
				Totales	**7.658.286**	**0**	**0**	**0**	**0**	**7.658.286**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127673 060063000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS MANCOMUNADAS DE ALTO IMPACTO POLÍTICO EN EL ÁMBITO REGIONAL, HEMISFERICO Y MUNDIAL

OBJETIVO DEL PROYECTO: EJECUTAR PROPUESTAS DE POLÍTICA EXTERIOR A TRAVÉS DE LA METODÓLOGIA DE INICIATIVAS ESTRATÉGICAS MANCOMUNADAS, QUE GENEREN IMPACTO ESTRUCTURAL DE MEDIANO Y LARGO PLAZO EN MATERIA DE DIPLOMACIA DURA Y BLANDA QUE BENEFICIEN EL ACERCAMIENTO DE LOS PUEBLOS, LA TRANSFERENCIA TECNOLÓGICA Y LA COOPERACIÓN INTERNACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 268

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA AMÉRICA LATINA Y EL CARIBE **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060063005 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS MANCOMUNADAS DEL DESPACHO DE VICEMINISTRO PARA ASIA, MEDIO ORIENTE Y OCEANÍA PARA IMPULSAR EL POSICIONAMIENTO MEDIÁTICO Y POLÍTICO DE VENEZUELA EN LA REGIÓN

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 20

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO PARA ASIA, MEDIO ORIENTE Y OCEANÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**113.000**	**0**	**0**	**0**	**0**	**113.000**
402	01	00	00	Productos alimenticios y agropecuarios	113.000	0	0	0	0	113.000
402	01	01	00	Alimentos y bebidas para personas	113.000	0	0	0	0	113.000
403	00	00	00	**Servicios no personales**	**4.245.286**	**0**	**0**	**0**	**0**	**4.245.286**
403	07	00	00	Servicios de información, impresión y relaciones públicas	200.000	0	0	0	0	200.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	3.838.766	0	0	0	0	3.838.766
403	09	01	00	Viáticos y pasajes dentro del país	112.000	0	0	0	0	112.000
403	09	02	00	Viáticos y pasajes fuera del país	3.726.766	0	0	0	0	3.726.766
403	18	00	00	Impuestos indirectos	206.520	0	0	0	0	206.520
403	18	01	00	Impuesto al valor agregado	206.520	0	0	0	0	206.520
				Totales	**4.358.286**	**0**	**0**	**0**	**0**	**4.358.286**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127673 060063000 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS MANCOMUNADAS DE ALTO IMPACTO POLÍTICO EN EL ÁMBITO REGIONAL, HEMISFERICO Y MUNDIAL

OBJETIVO DEL PROYECTO: EJECUTAR PROPUESTAS DE POLÍTICA EXTERIOR A TRAVÉS DE LA METODÓLOGIA DE INICIATIVAS ESTRATÉGICAS MANCOMUNADAS, QUE GENEREN IMPACTO ESTRUCTURAL DE MEDIANO Y LARGO PLAZO EN MATERIA DE DIPLOMACIA DURA Y BLANDA QUE BENEFICIEN EL ACERCAMIENTO DE LOS PUEBLOS, LA TRANSFERENCIA TECNOLÓGICA Y LA COOPERACIÓN INTERNACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 268

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA AMÉRICA LATINA Y EL CARIBE **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060063006 EJECUCIÓN DE INICIATIVAS ESTRATÉGICAS MANCOMUNADAS DEL DESPACHO DE VICEMINISTRO PARA COOPERACIÓN ECONÓMICA BAJO NUEVOS ESQUEMAS DE COOPERACIÓN ECONÓMICA INTERNACIONAL ORIENTADAS AL FORTALECIMIENTO DEL MODELO PRODUCTIVO SOCIALISTA Y LA DIVERSIFICACIÓN DE LAS RELACIONES ECONÓMICAS MEDIANTE ALIANZAS

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 75

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA COOPERACIÓN ECONÓMICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**4.388.967**	**0**	**0**	**0**	**0**	**4.388.967**
403	07	00	00	Servicios de información, impresión y relaciones públicas	905.698	0	0	0	0	905.698
403	07	02	00	Imprenta y reproducción	550.333	0	0	0	0	550.333
403	07	03	00	Relaciones sociales	355.365	0	0	0	0	355.365
403	09	00	00	Viáticos y pasajes	3.248.492	0	0	0	0	3.248.492
403	09	01	00	Viáticos y pasajes dentro del país	246.006	0	0	0	0	246.006
403	09	02	00	Viáticos y pasajes fuera del país	3.002.486	0	0	0	0	3.002.486
403	18	00	00	Impuestos indirectos	54.777	0	0	0	0	54.777
403	18	01	00	Impuesto al valor agregado	54.777	0	0	0	0	54.777
403	99	00	00	Otros servicios no personales	180.000	0	0	0	0	180.000
403	99	01	00	Otros servicios no personales	180.000	0	0	0	0	180.000
				Totales	**4.388.967**	**0**	**0**	**0**	**0**	**4.388.967**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127677 060064000 MANTENIMIENTO INTEGRAL Y ACTUALIZACIÓN DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES REQUIERE DE UNA INFRAESTRUCTURA MODERNA E EFICIENTE QUE CUMPLA CON LAS NECESIDADES DE LOS FUNCIONARIOS ENCARGADOS DE IMPULSAR LA POLÍTICA EXTERIOR DESDE LA REPÚBLICA BOLIVARIANA DE VENEZUELA. EL SOPORTE ESTRUCTURAL SE HA CONVERTIDO EN UN PILAR FUNDAMENTAL PARA LAS ACTIVIDADES DE TODA LA ADMINISTRACIÓN PÚBLICA Y SE HACE INDISPENSABLE MANTENERLA EN BUEN ESTADO DE MANERA EFICAZ Y AJUSTADA A LOS CRITERIOS DE AUSTERIDAD. EN ESTE SENTIDO, EL MANTENIMIENTO PREVENTIVO DE LA CASA AMARILLA, PATRIMONIO CULTURAL DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES Y DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ASÍ COMO LAS REMODELACIONES Y ACONDICIONAMIENTO DE LA TORRE ADMINISTRATIVA DEL MINISTERIO PRODUCTO DE LA DESOCUPACIÓN PROGRESIVA DE LOS DAMNIFICADOS SON DE VITAL IMPORTANCIA PARA MANTENER UN AMBIENTE DE TRABAJO CONSONO CON LO ESTABLECIDO EN LA LEY ORGÁNICA DE PREVENCIÓN, CONDICIONES Y MEDIO AMBIENTE DE TRABAJO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 11.711

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**50.000**	**0**	**0**	**0**	**0**	**50.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	50.000	0	0	0	0	50.000
401	01	18	00	Remuneraciones al personal contratado	50.000	0	0	0	0	50.000
401	01	18	02	Remuneraciones por honorarios profesionales	50.000	0	0	0	0	50.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.873.000**	**0**	**0**	**0**	**0**	**3.873.000**
402	01	00	00	Productos alimenticios y agropecuarios	2.000.000	0	0	0	0	2.000.000
402	01	01	00	Alimentos y bebidas para personas	2.000.000	0	0	0	0	2.000.000
402	06	00	00	Productos químicos y derivados	1.000.000	0	0	0	0	1.000.000
402	06	06	00	Combustibles y lubricantes	1.000.000	0	0	0	0	1.000.000
402	10	00	00	Productos varios y útiles diversos	873.000	0	0	0	0	873.000
402	10	02	00	Materiales y útiles de limpieza y aseo	250.000	0	0	0	0	250.000
402	10	07	00	Productos de seguridad en el trabajo	123.000	0	0	0	0	123.000
402	10	11	00	Materiales eléctricos	250.000	0	0	0	0	250.000
402	10	12	00	Materiales para instalaciones sanitarias	250.000	0	0	0	0	250.000
403	**00**	**00**	**00**	**Servicios no personales**	**89.143.984**	**0**	**0**	**0**	**0**	**89.143.984**
403	02	00	00	Alquileres de maquinaria y equipos	7.000.000	0	0	0	0	7.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.000.000	0	0	0	0	3.000.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	2.000.000	0	0	0	0	2.000.000
403	02	99	00	Alquileres de otras maquinaria y equipos	2.000.000	0	0	0	0	2.000.000
403	03	00	00	Derechos sobre bienes intangibles	390.000	0	0	0	0	390.000
403	03	03	00	Paquetes y programas de computación	390.000	0	0	0	0	390.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	29.347.750	0	0	0	0	29.347.750
403	07	02	00	Imprenta y reproducción	240.607	0	0	0	0	240.607
403	07	03	00	Relaciones sociales	29.107.143	0	0	0	0	29.107.143
403	09	00	00	Viáticos y pasajes	778.200	0	0	0	0	778.200
403	09	02	00	Viáticos y pasajes fuera del país	778.200	0	0	0	0	778.200
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	7.313.500	0	0	0	0	7.313.500

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127677 060064000 MANTENIMIENTO INTEGRAL Y ACTUALIZACIÓN DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES REQUIERE DE UNA INFRAESTRUCTURA MODERNA E EFICIENTE QUE CUMPLA CON LAS NECESIDADES DE LOS FUNCIONARIOS ENCARGADOS DE IMPULSAR LA POLÍTICA EXTERIOR DESDE LA REPÚBLICA BOLIVARIANA DE VENEZUELA. EL SOPORTE ESTRUCTURAL SE HA CONVERTIDO EN UN PILAR FUNDAMENTAL PARA LAS ACTIVIDADES DE TODA LA ADMINISTRACIÓN PÚBLICA Y SE HACE INDISPENSABLE MANTENERLA EN BUEN ESTADO DE MANERA EFICAZ Y AJUSTADA A LOS CRITERIOS DE AUSTERIDAD. EN ESTE SENTIDO, EL MANTENIMIENTO PREVENTIVO DE LA CASA AMARILLA, PATRIMONIO CULTURAL DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES Y DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ASÍ COMO LAS REMODELACIONES Y ACONDICIONAMIENTO DE LA TORRE ADMINISTRATIVA DEL MINISTERIO PRODUCTO DE LA DESOCUPACIÓN PROGRESIVA DE LOS DAMNIFICADOS SON DE VITAL IMPORTANCIA PARA MANTENER UN AMBIENTE DE TRABAJO CONSONO CON LO ESTABLECIDO EN LA LEY ORGÁNICA DE PREVENCIÓN, CONDICIONES Y MEDIO AMBIENTE DE TRABAJO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 11.711

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	03	00	Servicios de procesamiento de datos	297.500	0	0	0	0	297.500
403	10	99	00	Otros servicios profesionales y técnicos	7.016.000	0	0	0	0	7.016.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	25.490.357	0	0	0	0	25.490.357
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.220.000	0	0	0	0	1.220.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.840.000	0	0	0	0	3.840.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	260.000	0	0	0	0	260.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	6.850.357	0	0	0	0	6.850.357
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	13.320.000	0	0	0	0	13.320.000
403	12	00	00	Conservación y reparaciones menores de obras	3.278.572	0	0	0	0	3.278.572
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.278.572	0	0	0	0	3.278.572
403	16	00	00	Servicios de diversión, esparcimiento y culturales	120.000	0	0	0	0	120.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	120.000	0	0	0	0	120.000
403	18	00	00	Impuestos indirectos	11.820.605	0	0	0	0	11.820.605
403	18	01	00	Impuesto al valor agregado	11.820.605	0	0	0	0	11.820.605
403	99	00	00	Otros servicios no personales	3.605.000	0	0	0	0	3.605.000
403	99	01	00	Otros servicios no personales	3.605.000	0	0	0	0	3.605.000
404	**00**	**00**	**00**	**Activos reales**	**17.742.939**	**0**	**0**	**0**	**0**	**17.742.939**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	186.000	0	0	0	0	186.000
404	03	08	00	Equipos de almacén	186.000	0	0	0	0	186.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.865.500	0	0	0	0	2.865.500
404	05	01	00	Equipos de telecomunicaciones	2.841.500	0	0	0	0	2.841.500
404	05	02	00	Equipos de señalamiento	24.000	0	0	0	0	24.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	410.000	0	0	0	0	410.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	136.000	0	0	0	0	136.000
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	174.000	0	0	0	0	174.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	100.000	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127677 060064000 MANTENIMIENTO INTEGRAL Y ACTUALIZACIÓN DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES REQUIERE DE UNA INFRAESTRUCTURA MODERNA E EFICIENTE QUE CUMPLA CON LAS NECESIDADES DE LOS FUNCIONARIOS ENCARGADOS DE IMPULSAR LA POLÍTICA EXTERIOR DESDE LA REPÚBLICA BOLIVARIANA DE VENEZUELA. EL SOPORTE ESTRUCTURAL SE HA CONVERTIDO EN UN PILAR FUNDAMENTAL PARA LAS ACTIVIDADES DE TODA LA ADMINISTRACIÓN PÚBLICA Y SE HACE INDISPENSABLE MANTENERLA EN BUEN ESTADO DE MANERA EFICAZ Y AJUSTADA A LOS CRITERIOS DE AUSTERIDAD. EN ESTE SENTIDO, EL MANTENIMIENTO PREVENTIVO DE LA CASA AMARILLA, PATRIMONIO CULTURAL DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES Y DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ASÍ COMO LAS REMODELACIONES Y ACONDICIONAMIENTO DE LA TORRE ADMINISTRATIVA DEL MINISTERIO PRODUCTO DE LA DESOCUPACIÓN PROGRESIVA DE LOS DAMNIFICADOS SON DE VITAL IMPORTANCIA PARA MANTENER UN AMBIENTE DE TRABAJO CONSONO CON LO ESTABLECIDO EN LA LEY ORGÁNICA DE PREVENCIÓN, CONDICIONES Y MEDIO AMBIENTE DE TRABAJO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 11.711

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	14.156.439	0	0	0	0	14.156.439
404	09	02	00	Equipos de computación	13.549.010	0	0	0	0	13.549.010
404	09	03	00	Mobiliario y equipos de alojamiento	607.429	0	0	0	0	607.429
404	12	00	00	Activos intangibles	125.000	0	0	0	0	125.000
404	12	04	00	Paquetes y programas de computación	125.000	0	0	0	0	125.000
				Totales	**110.809.923**	**0**	**0**	**0**	**0**	**110.809.923**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

06 - 63

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127677 060064000 MANTENIMIENTO INTEGRAL Y ACTUALIZACIÓN DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES REQUIERE DE UNA INFRAESTRUCTURA MODERNA E EFICIENTE QUE CUMPLA CON LAS NECESIDADES DE LOS FUNCIONARIOS ENCARGADOS DE IMPULSAR LA POLÍTICA EXTERIOR DESDE LA REPÚBLICA BOLIVARIANA DE VENEZUELA. EL SOPORTE ESTRUCTURAL SE HA CONVERTIDO EN UN PILAR FUNDAMENTAL PARA LAS ACTIVIDADES DE TODA LA ADMINISTRACIÓN PÚBLICA Y SE HACE INDISPENSABLE MANTENERLA EN BUEN ESTADO DE MANERA EFICAZ Y AJUSTADA A LOS CRITERIOS DE AUSTERIDAD. EN ESTE SENTIDO, EL MANTENIMIENTO PREVENTIVO DE LA CASA AMARILLA, PATRIMONIO CULTURAL DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES Y DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ASÍ COMO LAS REMODELACIONES Y ACONDICIONAMIENTO DE LA TORRE ADMINISTRATIVA DEL MINISTERIO PRODUCTO DE LA DESOCUPACIÓN PROGRESIVA DE LOS DAMNIFICADOS SON DE VITAL IMPORTANCIA PARA MANTENER UN AMBIENTE DE TRABAJO CONSONO CON LO ESTABLECIDO EN LA LEY ORGÁNICA DE PREVENCIÓN, CONDICIONES Y MEDIO AMBIENTE DE TRABAJO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 11.711

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127677 060064000 MANTENIMIENTO INTEGRAL Y ACTUALIZACIÓN DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES REQUIERE DE UNA INFRAESTRUCTURA MODERNA E EFICIENTE QUE CUMPLA CON LAS NECESIDADES DE LOS FUNCIONARIOS ENCARGADOS DE IMPULSAR LA POLÍTICA EXTERIOR DESDE LA REPÚBLICA BOLIVARIANA DE VENEZUELA. EL SOPORTE ESTRUCTURAL SE HA CONVERTIDO EN UN PILAR FUNDAMENTAL PARA LAS ACTIVIDADES DE TODA LA ADMINISTRACIÓN PÚBLICA Y SE HACE INDISPENSABLE MANTENERLA EN BUEN ESTADO DE MANERA EFICAZ Y AJUSTADA A LOS CRITERIOS DE AUSTERIDAD. EN ESTE SENTIDO, EL MANTENIMIENTO PREVENTIVO DE LA CASA AMARILLA, PATRIMONIO CULTURAL DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES Y DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ASÍ COMO LAS REMODELACIONES Y ACONDICIONAMIENTO DE LA TORRE ADMINISTRATIVA DEL MINISTERIO PRODUCTO DE LA DESOCUPACIÓN PROGRESIVA DE LOS DAMNIFICADOS SON DE VITAL IMPORTANCIA PARA MANTENER UN AMBIENTE DE TRABAJO CONSONO CON LO ESTABLECIDO EN LA LEY ORGÁNICA DE PREVENCIÓN, CONDICIONES Y MEDIO AMBIENTE DE TRABAJO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 11.711

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060064001 REPARACIÓN Y REHABILITACIÓN DE DIVERSAS ÁREAS DEL MPPRE

UNIDAD DE MEDIDA: REPARACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INGENIERIA Y SERVICIOS GENERALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**2.200.000**	**0**	**0**	**0**	**0**	**2.200.000**
403	12	00	00	Conservación y reparaciones menores de obras	1.964.286	0	0	0	0	1.964.286
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.964.286	0	0	0	0	1.964.286
403	18	00	00	Impuestos indirectos	235.714	0	0	0	0	235.714
403	18	01	00	Impuesto al valor agregado	235.714	0	0	0	0	235.714
				Totales	**2.200.000**	**0**	**0**	**0**	**0**	**2.200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127677 060064000 MANTENIMIENTO INTEGRAL Y ACTUALIZACIÓN DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES REQUIERE DE UNA INFRAESTRUCTURA MODERNA E EFICIENTE QUE CUMPLA CON LAS NECESIDADES DE LOS FUNCIONARIOS ENCARGADOS DE IMPULSAR LA POLÍTICA EXTERIOR DESDE LA REPÚBLICA BOLIVARIANA DE VENEZUELA. EL SOPORTE ESTRUCTURAL SE HA CONVERTIDO EN UN PILAR FUNDAMENTAL PARA LAS ACTIVIDADES DE TODA LA ADMINISTRACIÓN PÚBLICA Y SE HACE INDISPENSABLE MANTENERLA EN BUEN ESTADO DE MANERA EFICAZ Y AJUSTADA A LOS CRITERIOS DE AUSTERIDAD. EN ESTE SENTIDO, EL MANTENIMIENTO PREVENTIVO DE LA CASA AMARILLA, PATRIMONIO CULTURAL DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES Y DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ASÍ COMO LAS REMODELACIONES Y ACONDICIONAMIENTO DE LA TORRE ADMINISTRATIVA DEL MINISTERIO PRODUCTO DE LA DESOCUPACIÓN PROGRESIVA DE LOS DAMNIFICADOS SON DE VITAL IMPORTANCIA PARA MANTENER UN AMBIENTE DE TRABAJO CONSONO CON LO ESTABLECIDO EN LA LEY ORGÁNICA DE PREVENCIÓN, CONDICIONES Y MEDIO AMBIENTE DE TRABAJO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 11.711

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060064002 MODERNIZACIÓN DEL SISTEMA DE CRIPTOGRÁFIA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 637

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SECRETARÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**303.571**	**0**	**0**	**0**	**0**	**303.571**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	223.214	0	0	0	0	223.214
403	10	03	00	Servicios de procesamiento de datos	223.214	0	0	0	0	223.214
403	18	00	00	Impuestos indirectos	80.357	0	0	0	0	80.357
403	18	01	00	Impuesto al valor agregado	80.357	0	0	0	0	80.357
404	**00**	**00**	**00**	**Activos reales**	**446.429**	**0**	**0**	**0**	**0**	**446.429**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	446.429	0	0	0	0	446.429
404	09	02	00	Equipos de computación	446.429	0	0	0	0	446.429
				Totales	**750.000**	**0**	**0**	**0**	**0**	**750.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127677 060064000 MANTENIMIENTO INTEGRAL Y ACTUALIZACIÓN DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES REQUIERE DE UNA INFRAESTRUCTURA MODERNA E EFICIENTE QUE CUMPLA CON LAS NECESIDADES DE LOS FUNCIONARIOS ENCARGADOS DE IMPULSAR LA POLÍTICA EXTERIOR DESDE LA REPÚBLICA BOLIVARIANA DE VENEZUELA. EL SOPORTE ESTRUCTURAL SE HA CONVERTIDO EN UN PILAR FUNDAMENTAL PARA LAS ACTIVIDADES DE TODA LA ADMINISTRACIÓN PÚBLICA Y SE HACE INDISPENSABLE MANTENERLA EN BUEN ESTADO DE MANERA EFICAZ Y AJUSTADA A LOS CRITERIOS DE AUSTERIDAD. EN ESTE SENTIDO, EL MANTENIMIENTO PREVENTIVO DE LA CASA AMARILLA, PATRIMONIO CULTURAL DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES Y DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ASÍ COMO LAS REMODELACIONES Y ACONDICIONAMIENTO DE LA TORRE ADMINISTRATIVA DEL MINISTERIO PRODUCTO DE LA DESOCUPACIÓN PROGRESIVA DE LOS DAMNIFICADOS SON DE VITAL IMPORTANCIA PARA MANTENER UN AMBIENTE DE TRABAJO CONSONO CON LO ESTABLECIDO EN LA LEY ORGÁNICA DE PREVENCIÓN, CONDICIONES Y MEDIO AMBIENTE DE TRABAJO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 11.711

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060064003 REFORMAR Y MODERNIZAR LOS SISTEMAS DE SEGURIDAD PARA LA PROTECCIÓN, RESGUARDO Y SEGURIDAD, TANTO DEL PERSONAL DEL MPPRE Y SUS INSTALACIONES, ASÍ COMO ALTAS AUTORIDADES Y PERSONAL DIPLOMÁTICO ACREDITADAS EN VENEZUELA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 10.171

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SEGURIDAD INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**123.000**	**0**	**0**	**0**	**0**	**123.000**
402	10	00	00	Productos varios y útiles diversos	123.000	0	0	0	0	123.000
402	10	07	00	Productos de seguridad en el trabajo	123.000	0	0	0	0	123.000
403	00	00	00	**Servicios no personales**	**498.000**	**0**	**0**	**0**	**0**	**498.000**
403	09	00	00	Viáticos y pasajes	278.200	0	0	0	0	278.200
403	09	02	00	Viáticos y pasajes fuera del país	278.200	0	0	0	0	278.200
403	18	00	00	Impuestos indirectos	219.800	0	0	0	0	219.800
403	18	01	00	Impuesto al valor agregado	219.800	0	0	0	0	219.800
404	00	00	00	**Activos reales**	**1.029.000**	**0**	**0**	**0**	**0**	**1.029.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	494.000	0	0	0	0	494.000
404	05	01	00	Equipos de telecomunicaciones	494.000	0	0	0	0	494.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	410.000	0	0	0	0	410.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	136.000	0	0	0	0	136.000
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	174.000	0	0	0	0	174.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	100.000	0	0	0	0	100.000
404	12	00	00	Activos intangibles	125.000	0	0	0	0	125.000
404	12	04	00	Paquetes y programas de computación	125.000	0	0	0	0	125.000
				Totales	**1.650.000**	**0**	**0**	**0**	**0**	**1.650.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127677 060064000 MANTENIMIENTO INTEGRAL Y ACTUALIZACIÓN DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES REQUIERE DE UNA INFRAESTRUCTURA MODERNA E EFICIENTE QUE CUMPLA CON LAS NECESIDADES DE LOS FUNCIONARIOS ENCARGADOS DE IMPULSAR LA POLÍTICA EXTERIOR DESDE LA REPÚBLICA BOLIVARIANA DE VENEZUELA. EL SOPORTE ESTRUCTURAL SE HA CONVERTIDO EN UN PILAR FUNDAMENTAL PARA LAS ACTIVIDADES DE TODA LA ADMINISTRACIÓN PÚBLICA Y SE HACE INDISPENSABLE MANTENERLA EN BUEN ESTADO DE MANERA EFICAZ Y AJUSTADA A LOS CRITERIOS DE AUSTERIDAD. EN ESTE SENTIDO, EL MANTENIMIENTO PREVENTIVO DE LA CASA AMARILLA, PATRIMONIO CULTURAL DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES Y DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ASÍ COMO LAS REMODELACIONES Y ACONDICIONAMIENTO DE LA TORRE ADMINISTRATIVA DEL MINISTERIO PRODUCTO DE LA DESOCUPACIÓN PROGRESIVA DE LOS DAMNIFICADOS SON DE VITAL IMPORTANCIA PARA MANTENER UN AMBIENTE DE TRABAJO CONSONO CON LO ESTABLECIDO EN LA LEY ORGÁNICA DE PREVENCIÓN, CONDICIONES Y MEDIO AMBIENTE DE TRABAJO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 11.711

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 060064004 ADQUISICIÓN E INSTALACIÓN DE EQUIPOS INFORMÁTICOS EN LA INSTITUCIÓN Y MISIONES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 671

RESPONSABLE/EJECUTOR: DIRECCIÓN DE TECNOLOGÍA DE LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.706.242**	**0**	**0**	**0**	**0**	**1.706.242**
403	18	00	00	Impuestos indirectos	1.706.242	0	0	0	0	1.706.242
403	18	01	00	Impuesto al valor agregado	1.706.242	0	0	0	0	1.706.242
404	**00**	**00**	**00**	**Activos reales**	**14.218.681**	**0**	**0**	**0**	**0**	**14.218.681**
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.222.500	0	0	0	0	2.222.500
404	05	01	00	Equipos de telecomunicaciones	2.222.500	0	0	0	0	2.222.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.996.181	0	0	0	0	11.996.181
404	09	02	00	Equipos de computación	11.996.181	0	0	0	0	11.996.181
				Totales	**15.924.923**	**0**	**0**	**0**	**0**	**15.924.923**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127677 060064000 MANTENIMIENTO INTEGRAL Y ACTUALIZACIÓN DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES REQUIERE DE UNA INFRAESTRUCTURA MODERNA E EFICIENTE QUE CUMPLA CON LAS NECESIDADES DE LOS FUNCIONARIOS ENCARGADOS DE IMPULSAR LA POLÍTICA EXTERIOR DESDE LA REPÚBLICA BOLIVARIANA DE VENEZUELA. EL SOPORTE ESTRUCTURAL SE HA CONVERTIDO EN UN PILAR FUNDAMENTAL PARA LAS ACTIVIDADES DE TODA LA ADMINISTRACIÓN PÚBLICA Y SE HACE INDISPENSABLE MANTENERLA EN BUEN ESTADO DE MANERA EFICAZ Y AJUSTADA A LOS CRITERIOS DE AUSTERIDAD. EN ESTE SENTIDO, EL MANTENIMIENTO PREVENTIVO DE LA CASA AMARILLA, PATRIMONIO CULTURAL DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES Y DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ASÍ COMO LAS REMODELACIONES Y ACONDICIONAMIENTO DE LA TORRE ADMINISTRATIVA DEL MINISTERIO PRODUCTO DE LA DESOCUPACIÓN PROGRESIVA DE LOS DAMNIFICADOS SON DE VITAL IMPORTANCIA PARA MANTENER UN AMBIENTE DE TRABAJO CONSONO CON LO ESTABLECIDO EN LA LEY ORGÁNICA DE PREVENCIÓN, CONDICIONES Y MEDIO AMBIENTE DE TRABAJO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 11.711

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060064005 MEJORAMIENTO Y MANTENIMIENTO DE LOS SISTEMAS, PROGRAMAS, EQUIPOS DE COMPUTACIÓN, RESPALDO DE INFORMACIÓN E IMPRESIÓN EXISTENTES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 72

RESPONSABLE/EJECUTOR: DIRECCIÓN DE TECNOLOGÍA DE LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**2.200.000**	0	0	0	0	**2.200.000**
403	03	00	00	Derechos sobre bienes intangibles	390.000	0	0	0	0	390.000
403	03	03	00	Paquetes y programas de computación	390.000	0	0	0	0	390.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	74.286	0	0	0	0	74.286
403	10	03	00	Servicios de procesamiento de datos	74.286	0	0	0	0	74.286
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.500.000	0	0	0	0	1.500.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.500.000	0	0	0	0	1.500.000
403	18	00	00	Impuestos indirectos	235.714	0	0	0	0	235.714
403	18	01	00	Impuesto al valor agregado	235.714	0	0	0	0	235.714
				Totales	**2.200.000**	0	0	0	0	**2.200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127677 060064000 MANTENIMIENTO INTEGRAL Y ACTUALIZACIÓN DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES REQUIERE DE UNA INFRAESTRUCTURA MODERNA E EFICIENTE QUE CUMPLA CON LAS NECESIDADES DE LOS FUNCIONARIOS ENCARGADOS DE IMPULSAR LA POLÍTICA EXTERIOR DESDE LA REPÚBLICA BOLIVARIANA DE VENEZUELA. EL SOPORTE ESTRUCTURAL SE HA CONVERTIDO EN UN PILAR FUNDAMENTAL PARA LAS ACTIVIDADES DE TODA LA ADMINISTRACIÓN PÚBLICA Y SE HACE INDISPENSABLE MANTENERLA EN BUEN ESTADO DE MANERA EFICAZ Y AJUSTADA A LOS CRITERIOS DE AUSTERIDAD. EN ESTE SENTIDO, EL MANTENIMIENTO PREVENTIVO DE LA CASA AMARILLA, PATRIMONIO CULTURAL DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES Y DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ASÍ COMO LAS REMODELACIONES Y ACONDICIONAMIENTO DE LA TORRE ADMINISTRATIVA DEL MINISTERIO PRODUCTO DE LA DESOCUPACIÓN PROGRESIVA DE LOS DAMNIFICADOS SON DE VITAL IMPORTANCIA PARA MANTENER UN AMBIENTE DE TRABAJO CONSONO CON LO ESTABLECIDO EN LA LEY ORGÁNICA DE PREVENCIÓN, CONDICIONES Y MEDIO AMBIENTE DE TRABAJO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 11.711

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060064006 CREACIÓN DE SALA DE PRENSA PERMANENTE

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**168.600**	**0**	**0**	**0**	**0**	**168.600**
403	18	00	00	Impuestos indirectos	168.600	0	0	0	0	168.600
403	18	01	00	Impuesto al valor agregado	168.600	0	0	0	0	168.600
404	**00**	**00**	**00**	**Activos reales**	**1.236.400**	**0**	**0**	**0**	**0**	**1.236.400**
404	05	00	00	Equipos de comunicaciones y de señalamiento	25.000	0	0	0	0	25.000
404	05	01	00	Equipos de telecomunicaciones	25.000	0	0	0	0	25.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.211.400	0	0	0	0	1.211.400
404	09	02	00	Equipos de computación	1.031.400	0	0	0	0	1.031.400
404	09	03	00	Mobiliario y equipos de alojamiento	180.000	0	0	0	0	180.000
				Totales	**1.405.000**	**0**	**0**	**0**	**0**	**1.405.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127677 060064000 MANTENIMIENTO INTEGRAL Y ACTUALIZACIÓN DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES REQUIERE DE UNA INFRAESTRUCTURA MODERNA E EFICIENTE QUE CUMPLA CON LAS NECESIDADES DE LOS FUNCIONARIOS ENCARGADOS DE IMPULSAR LA POLÍTICA EXTERIOR DESDE LA REPÚBLICA BOLIVARIANA DE VENEZUELA. EL SOPORTE ESTRUCTURAL SE HA CONVERTIDO EN UN PILAR FUNDAMENTAL PARA LAS ACTIVIDADES DE TODA LA ADMINISTRACIÓN PÚBLICA Y SE HACE INDISPENSABLE MANTENERLA EN BUEN ESTADO DE MANERA EFICAZ Y AJUSTADA A LOS CRITERIOS DE AUSTERIDAD. EN ESTE SENTIDO, EL MANTENIMIENTO PREVENTIVO DE LA CASA AMARILLA, PATRIMONIO CULTURAL DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES Y DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ASÍ COMO LAS REMODELACIONES Y ACONDICIONAMIENTO DE LA TORRE ADMINISTRATIVA DEL MINISTERIO PRODUCTO DE LA DESOCUPACIÓN PROGRESIVA DE LOS DAMNIFICADOS SON DE VITAL IMPORTANCIA PARA MANTENER UN AMBIENTE DE TRABAJO CONSONO CON LO ESTABLECIDO EN LA LEY ORGÁNICA DE PREVENCIÓN, CONDICIONES Y MEDIO AMBIENTE DE TRABAJO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 11.711

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060064007 ADQUISICIÓN DE BIENES MUEBLES, MATERIALES Y SUMINISTROS PARA SATISFACER LAS NECESIDADES DEL MPPRE

UNIDAD DE MEDIDA: ADQUISICIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INGENIERIA Y SERVICIOS GENERALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.750.000**	**0**	**0**	**0**	**0**	**1.750.000**
402	06	00	00	Productos químicos y derivados	1.000.000	0	0	0	0	1.000.000
402	06	06	00	Combustibles y lubricantes	1.000.000	0	0	0	0	1.000.000
402	10	00	00	Productos varios y útiles diversos	750.000	0	0	0	0	750.000
402	10	02	00	Materiales y útiles de limpieza y aseo	250.000	0	0	0	0	250.000
402	10	11	00	Materiales eléctricos	250.000	0	0	0	0	250.000
402	10	12	00	Materiales para instalaciones sanitarias	250.000	0	0	0	0	250.000
403	**00**	**00**	**00**	**Servicios no personales**	**128.571**	**0**	**0**	**0**	**0**	**128.571**
403	18	00	00	Impuestos indirectos	128.571	0	0	0	0	128.571
403	18	01	00	Impuesto al valor agregado	128.571	0	0	0	0	128.571
404	**00**	**00**	**00**	**Activos reales**	**321.429**	**0**	**0**	**0**	**0**	**321.429**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	321.429	0	0	0	0	321.429
404	09	03	00	Mobiliario y equipos de alojamiento	321.429	0	0	0	0	321.429
				Totales	**2.200.000**	**0**	**0**	**0**	**0**	**2.200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127677 060064000 MANTENIMIENTO INTEGRAL Y ACTUALIZACIÓN DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES REQUIERE DE UNA INFRAESTRUCTURA MODERNA E EFICIENTE QUE CUMPLA CON LAS NECESIDADES DE LOS FUNCIONARIOS ENCARGADOS DE IMPULSAR LA POLÍTICA EXTERIOR DESDE LA REPÚBLICA BOLIVARIANA DE VENEZUELA. EL SOPORTE ESTRUCTURAL SE HA CONVERTIDO EN UN PILAR FUNDAMENTAL PARA LAS ACTIVIDADES DE TODA LA ADMINISTRACIÓN PÚBLICA Y SE HACE INDISPENSABLE MANTENERLA EN BUEN ESTADO DE MANERA EFICAZ Y AJUSTADA A LOS CRITERIOS DE AUSTERIDAD. EN ESTE SENTIDO, EL MANTENIMIENTO PREVENTIVO DE LA CASA AMARILLA, PATRIMONIO CULTURAL DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES Y DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ASÍ COMO LAS REMODELACIONES Y ACONDICIONAMIENTO DE LA TORRE ADMINISTRATIVA DEL MINISTERIO PRODUCTO DE LA DESOCUPACIÓN PROGRESIVA DE LOS DAMNIFICADOS SON DE VITAL IMPORTANCIA PARA MANTENER UN AMBIENTE DE TRABAJO CONSONO CON LO ESTABLECIDO EN LA LEY ORGÁNICA DE PREVENCIÓN, CONDICIONES Y MEDIO AMBIENTE DE TRABAJO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 11.711

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060064008 MANTENIMIENTO INTEGRAL DE INSTALACIONES Y SEDES DEL MPPRE

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 54

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INGENIERIA Y SERVICIOS GENERALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**25.850.000**	**0**	**0**	**0**	**0**	**25.850.000**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	23.080.357	0	0	0	0	23.080.357
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.220.000	0	0	0	0	1.220.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.840.000	0	0	0	0	3.840.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.700.357	0	0	0	0	4.700.357
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	13.320.000	0	0	0	0	13.320.000
403	18	00	00	Impuestos indirectos	2.769.643	0	0	0	0	2.769.643
403	18	01	00	Impuesto al valor agregado	2.769.643	0	0	0	0	2.769.643
				Totales	**25.850.000**	**0**	**0**	**0**	**0**	**25.850.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 06 - 72

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127677 060064000 MANTENIMIENTO INTEGRAL Y ACTUALIZACIÓN DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES REQUIERE DE UNA INFRAESTRUCTURA MODERNA E EFICIENTE QUE CUMPLA CON LAS NECESIDADES DE LOS FUNCIONARIOS ENCARGADOS DE IMPULSAR LA POLÍTICA EXTERIOR DESDE LA REPÚBLICA BOLIVARIANA DE VENEZUELA. EL SOPORTE ESTRUCTURAL SE HA CONVERTIDO EN UN PILAR FUNDAMENTAL PARA LAS ACTIVIDADES DE TODA LA ADMINISTRACIÓN PÚBLICA Y SE HACE INDISPENSABLE MANTENERLA EN BUEN ESTADO DE MANERA EFICAZ Y AJUSTADA A LOS CRITERIOS DE AUSTERIDAD. EN ESTE SENTIDO, EL MANTENIMIENTO PREVENTIVO DE LA CASA AMARILLA, PATRIMONIO CULTURAL DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES Y DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ASÍ COMO LAS REMODELACIONES Y ACONDICIONAMIENTO DE LA TORRE ADMINISTRATIVA DEL MINISTERIO PRODUCTO DE LA DESOCUPACIÓN PROGRESIVA DE LOS DAMNIFICADOS SON DE VITAL IMPORTANCIA PARA MANTENER UN AMBIENTE DE TRABAJO CONSONO CON LO ESTABLECIDO EN LA LEY ORGÁNICA DE PREVENCIÓN, CONDICIONES Y MEDIO AMBIENTE DE TRABAJO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 11.711

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060064009 INSPECCIÓN DE REPARACIONES DE SEDES DIPLOMÁTICAS Y CONSULARES DEL MPPRE EN EL EXTERIOR

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INGENIERIA Y SERVICIOS GENERALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**500.000**	**0**	**0**	**0**	**0**	**500.000**
403	09	00	00	Viáticos y pasajes	500.000	0	0	0	0	500.000
403	09	02	00	Viáticos y pasajes fuera del país	500.000	0	0	0	0	500.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127677 060064000 MANTENIMIENTO INTEGRAL Y ACTUALIZACIÓN DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES REQUIERE DE UNA INFRAESTRUCTURA MODERNA E EFICIENTE QUE CUMPLA CON LAS NECESIDADES DE LOS FUNCIONARIOS ENCARGADOS DE IMPULSAR LA POLÍTICA EXTERIOR DESDE LA REPÚBLICA BOLIVARIANA DE VENEZUELA. EL SOPORTE ESTRUCTURAL SE HA CONVERTIDO EN UN PILAR FUNDAMENTAL PARA LAS ACTIVIDADES DE TODA LA ADMINISTRACIÓN PÚBLICA Y SE HACE INDISPENSABLE MANTENERLA EN BUEN ESTADO DE MANERA EFICAZ Y AJUSTADA A LOS CRITERIOS DE AUSTERIDAD. EN ESTE SENTIDO, EL MANTENIMIENTO PREVENTIVO DE LA CASA AMARILLA, PATRIMONIO CULTURAL DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES Y DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ASÍ COMO LAS REMODELACIONES Y ACONDICIONAMIENTO DE LA TORRE ADMINISTRATIVA DEL MINISTERIO PRODUCTO DE LA DESOCUPACIÓN PROGRESIVA DE LOS DAMNIFICADOS SON DE VITAL IMPORTANCIA PARA MANTENER UN AMBIENTE DE TRABAJO CONSONO CON LO ESTABLECIDO EN LA LEY ORGÁNICA DE PREVENCIÓN, CONDICIONES Y MEDIO AMBIENTE DE TRABAJO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 11.711

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060064010 COLABORACIÓN EN LA ORGANIZACIÓN DE CUMBRES Y EVENTOS INTERNACIONALES

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INGENIERIA Y SERVICIOS GENERALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**2.000.000**	**0**	**0**	**0**	**0**	**2.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	2.000.000	0	0	0	0	2.000.000
402	01	01	00	Alimentos y bebidas para personas	2.000.000	0	0	0	0	2.000.000
403	00	00	00	**Servicios no personales**	**52.555.000**	**0**	**0**	**0**	**0**	**52.555.000**
403	02	00	00	Alquileres de maquinaria y equipos	7.000.000	0	0	0	0	7.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.000.000	0	0	0	0	3.000.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	2.000.000	0	0	0	0	2.000.000
403	02	99	00	Alquileres de otras maquinaria y equipos	2.000.000	0	0	0	0	2.000.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	29.107.143	0	0	0	0	29.107.143
403	07	03	00	Relaciones sociales	29.107.143	0	0	0	0	29.107.143
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	7.000.000	0	0	0	0	7.000.000
403	10	99	00	Otros servicios profesionales y técnicos	7.000.000	0	0	0	0	7.000.000
403	18	00	00	Impuestos indirectos	5.892.857	0	0	0	0	5.892.857
403	18	01	00	Impuesto al valor agregado	5.892.857	0	0	0	0	5.892.857
403	99	00	00	Otros servicios no personales	3.555.000	0	0	0	0	3.555.000
403	99	01	00	Otros servicios no personales	3.555.000	0	0	0	0	3.555.000
				Totales	**54.555.000**	**0**	**0**	**0**	**0**	**54.555.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127677 060064000 MANTENIMIENTO INTEGRAL Y ACTUALIZACIÓN DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES REQUIERE DE UNA INFRAESTRUCTURA MODERNA E EFICIENTE QUE CUMPLA CON LAS NECESIDADES DE LOS FUNCIONARIOS ENCARGADOS DE IMPULSAR LA POLÍTICA EXTERIOR DESDE LA REPÚBLICA BOLIVARIANA DE VENEZUELA. EL SOPORTE ESTRUCTURAL SE HA CONVERTIDO EN UN PILAR FUNDAMENTAL PARA LAS ACTIVIDADES DE TODA LA ADMINISTRACIÓN PÚBLICA Y SE HACE INDISPENSABLE MANTENERLA EN BUEN ESTADO DE MANERA EFICAZ Y AJUSTADA A LOS CRITERIOS DE AUSTERIDAD. EN ESTE SENTIDO, EL MANTENIMIENTO PREVENTIVO DE LA CASA AMARILLA, PATRIMONIO CULTURAL DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES Y DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ASÍ COMO LAS REMODELACIONES Y ACONDICIONAMIENTO DE LA TORRE ADMINISTRATIVA DEL MINISTERIO PRODUCTO DE LA DESOCUPACIÓN PROGRESIVA DE LOS DAMNIFICADOS SON DE VITAL IMPORTANCIA PARA MANTENER UN AMBIENTE DE TRABAJO CONSONO CON LO ESTABLECIDO EN LA LEY ORGÁNICA DE PREVENCIÓN, CONDICIONES Y MEDIO AMBIENTE DE TRABAJO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 11.711

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060064011 ORGANIZACIÓN, REGISTRO, CONSERVACIÓN, RESTAURACIÓN, AMPLIACIÓN Y MOVILIZACIÓN DE LA COLECCIÓN DE OBRAS DE ARTE DEL MPPRE Y DIVULGACIÒN DEL CONOCIMIENTO SOBRE EL PATRIMONIO CULTURAL PERTENECIENTE A LA CANCILLERIA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PATRIMONIO CULTURAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**385.000**	**0**	**0**	**0**	**0**	**385.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	17.750	0	0	0	0	17.750
403	07	02	00	Imprenta y reproducción	17.750	0	0	0	0	17.750
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	16.000	0	0	0	0	16.000
403	10	99	00	Otros servicios profesionales y técnicos	16.000	0	0	0	0	16.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	260.000	0	0	0	0	260.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	260.000	0	0	0	0	260.000
403	18	00	00	Impuestos indirectos	41.250	0	0	0	0	41.250
403	18	01	00	Impuesto al valor agregado	41.250	0	0	0	0	41.250
403	99	00	00	Otros servicios no personales	50.000	0	0	0	0	50.000
403	99	01	00	Otros servicios no personales	50.000	0	0	0	0	50.000
				Totales	**385.000**	**0**	**0**	**0**	**0**	**385.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127677 060064000 MANTENIMIENTO INTEGRAL Y ACTUALIZACIÓN DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES REQUIERE DE UNA INFRAESTRUCTURA MODERNA E EFICIENTE QUE CUMPLA CON LAS NECESIDADES DE LOS FUNCIONARIOS ENCARGADOS DE IMPULSAR LA POLÍTICA EXTERIOR DESDE LA REPÚBLICA BOLIVARIANA DE VENEZUELA. EL SOPORTE ESTRUCTURAL SE HA CONVERTIDO EN UN PILAR FUNDAMENTAL PARA LAS ACTIVIDADES DE TODA LA ADMINISTRACIÓN PÚBLICA Y SE HACE INDISPENSABLE MANTENERLA EN BUEN ESTADO DE MANERA EFICAZ Y AJUSTADA A LOS CRITERIOS DE AUSTERIDAD. EN ESTE SENTIDO, EL MANTENIMIENTO PREVENTIVO DE LA CASA AMARILLA, PATRIMONIO CULTURAL DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES Y DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ASÍ COMO LAS REMODELACIONES Y ACONDICIONAMIENTO DE LA TORRE ADMINISTRATIVA DEL MINISTERIO PRODUCTO DE LA DESOCUPACIÓN PROGRESIVA DE LOS DAMNIFICADOS SON DE VITAL IMPORTANCIA PARA MANTENER UN AMBIENTE DE TRABAJO CONSONO CON LO ESTABLECIDO EN LA LEY ORGÁNICA DE PREVENCIÓN, CONDICIONES Y MEDIO AMBIENTE DE TRABAJO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 11.711

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060064012 ORGANIZACIÓN, PLANIFICACIÓN Y DESARROLLO DE ACTIVIDADES CULTURALES EN LA CASA AMARILLA ANTONIO JOSÉ DE SUCRE Y EN LA TORRE ADMINISTRATIVA DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PATRIMONIO CULTURAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**50.000**	**0**	**0**	**0**	**0**	**50.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	50.000	0	0	0	0	50.000
401	01	18	00	Remuneraciones al personal contratado	50.000	0	0	0	0	50.000
401	01	18	02	Remuneraciones por honorarios profesionales	50.000	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**390.000**	**0**	**0**	**0**	**0**	**390.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	222.857	0	0	0	0	222.857
403	07	02	00	Imprenta y reproducción	222.857	0	0	0	0	222.857
403	16	00	00	Servicios de diversión, esparcimiento y culturales	120.000	0	0	0	0	120.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	120.000	0	0	0	0	120.000
403	18	00	00	Impuestos indirectos	47.143	0	0	0	0	47.143
403	18	01	00	Impuesto al valor agregado	47.143	0	0	0	0	47.143
				Totales	**440.000**	**0**	**0**	**0**	**0**	**440.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127677 060064000 MANTENIMIENTO INTEGRAL Y ACTUALIZACIÓN DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES REQUIERE DE UNA INFRAESTRUCTURA MODERNA E EFICIENTE QUE CUMPLA CON LAS NECESIDADES DE LOS FUNCIONARIOS ENCARGADOS DE IMPULSAR LA POLÍTICA EXTERIOR DESDE LA REPÚBLICA BOLIVARIANA DE VENEZUELA. EL SOPORTE ESTRUCTURAL SE HA CONVERTIDO EN UN PILAR FUNDAMENTAL PARA LAS ACTIVIDADES DE TODA LA ADMINISTRACIÓN PÚBLICA Y SE HACE INDISPENSABLE MANTENERLA EN BUEN ESTADO DE MANERA EFICAZ Y AJUSTADA A LOS CRITERIOS DE AUSTERIDAD. EN ESTE SENTIDO, EL MANTENIMIENTO PREVENTIVO DE LA CASA AMARILLA, PATRIMONIO CULTURAL DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES Y DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ASÍ COMO LAS REMODELACIONES Y ACONDICIONAMIENTO DE LA TORRE ADMINISTRATIVA DEL MINISTERIO PRODUCTO DE LA DESOCUPACIÓN PROGRESIVA DE LOS DAMNIFICADOS SON DE VITAL IMPORTANCIA PARA MANTENER UN AMBIENTE DE TRABAJO CONSONO CON LO ESTABLECIDO EN LA LEY ORGÁNICA DE PREVENCIÓN, CONDICIONES Y MEDIO AMBIENTE DE TRABAJO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 11.711

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060064013 RESTAURACIÓN INTEGRAL PATRIMONIAL DE ELEMENTOS ARQUITECTÓNICOS, MOBILIARIO Y OBRAS DE ARTES PERTENECIENTES A LA CASA AMARILLA ANTONIO JOSÉ DE SUCRE

UNIDAD DE MEDIDA: RESTAURACIÓN **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PATRIMONIO CULTURAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**2.200.000**	0	0	0	0	**2.200.000**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	650.000	0	0	0	0	650.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	650.000	0	0	0	0	650.000
403	12	00	00	Conservación y reparaciones menores de obras	1.314.286	0	0	0	0	1.314.286
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.314.286	0	0	0	0	1.314.286
403	18	00	00	Impuestos indirectos	235.714	0	0	0	0	235.714
403	18	01	00	Impuesto al valor agregado	235.714	0	0	0	0	235.714
				Totales	**2.200.000**	0	0	0	0	**2.200.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127677 060064000 MANTENIMIENTO INTEGRAL Y ACTUALIZACIÓN DE LAS INSTALACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES REQUIERE DE UNA INFRAESTRUCTURA MODERNA E EFICIENTE QUE CUMPLA CON LAS NECESIDADES DE LOS FUNCIONARIOS ENCARGADOS DE IMPULSAR LA POLÍTICA EXTERIOR DESDE LA REPÚBLICA BOLIVARIANA DE VENEZUELA. EL SOPORTE ESTRUCTURAL SE HA CONVERTIDO EN UN PILAR FUNDAMENTAL PARA LAS ACTIVIDADES DE TODA LA ADMINISTRACIÓN PÚBLICA Y SE HACE INDISPENSABLE MANTENERLA EN BUEN ESTADO DE MANERA EFICAZ Y AJUSTADA A LOS CRITERIOS DE AUSTERIDAD. EN ESTE SENTIDO, EL MANTENIMIENTO PREVENTIVO DE LA CASA AMARILLA, PATRIMONIO CULTURAL DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES Y DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ASÍ COMO LAS REMODELACIONES Y ACONDICIONAMIENTO DE LA TORRE ADMINISTRATIVA DEL MINISTERIO PRODUCTO DE LA DESOCUPACIÓN PROGRESIVA DE LOS DAMNIFICADOS SON DE VITAL IMPORTANCIA PARA MANTENER UN AMBIENTE DE TRABAJO CONSONO CON LO ESTABLECIDO EN LA LEY ORGÁNICA DE PREVENCIÓN, CONDICIONES Y MEDIO AMBIENTE DE TRABAJO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 11.711

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060064014 MODERNIZACIÓN DE SISTEMA DE VALIJA DIPLOMÁTICA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 64

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SECRETARÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**59.000**	**0**	**0**	**0**	**0**	**59.000**
403	18	00	00	Impuestos indirectos	59.000	0	0	0	0	59.000
403	18	01	00	Impuesto al valor agregado	59.000	0	0	0	0	59.000
404	00	00	00	**Activos reales**	**491.000**	**0**	**0**	**0**	**0**	**491.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	186.000	0	0	0	0	186.000
404	03	08	00	Equipos de almacén	186.000	0	0	0	0	186.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	124.000	0	0	0	0	124.000
404	05	01	00	Equipos de telecomunicaciones	100.000	0	0	0	0	100.000
404	05	02	00	Equipos de señalamiento	24.000	0	0	0	0	24.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	181.000	0	0	0	0	181.000
404	09	02	00	Equipos de computación	75.000	0	0	0	0	75.000
404	09	03	00	Mobiliario y equipos de alojamiento	106.000	0	0	0	0	106.000
				Totales	**550.000**	**0**	**0**	**0**	**0**	**550.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**260.734.093**	0	0	0	0	**260.734.093**
401	01	00	00	Sueldos, salarios y otras retribuciones	183.066.968	0	0	0	0	183.066.968
401	01	18	00	Remuneraciones al personal contratado	183.066.968	0	0	0	0	183.066.968
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	183.066.968	0	0	0	0	183.066.968
401	04	00	00	Complementos de sueldos y salarios	15.664.918	0	0	0	0	15.664.918
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	2.390.353	0	0	0	0	2.390.353
401	04	25	00	Complemento al personal contratado por gastos de alimentación	196.474	0	0	0	0	196.474
401	04	26	00	Bono compensatorio de alimentación al personal contratado	5.190.341	0	0	0	0	5.190.341
401	04	27	00	Bono compensatorio de transporte al personal contratado	4.152.685	0	0	0	0	4.152.685
401	04	98	00	Otros complementos al personal contratado	3.735.065	0	0	0	0	3.735.065
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	17.154.614	0	0	0	0	17.154.614
401	05	07	00	Aguinaldos al personal contratado	11.931.331	0	0	0	0	11.931.331
401	05	08	00	Bono vacacional al personal contratado	5.223.283	0	0	0	0	5.223.283
401	06	00	00	Aportes patronales y legales	31.302.620	0	0	0	0	31.302.620
401	06	18	00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior	31.302.620	0	0	0	0	31.302.620
401	07	00	00	Asistencia socio-económica	10.387.657	0	0	0	0	10.387.657
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	70.015	0	0	0	0	70.015
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	9.862.906	0	0	0	0	9.862.906
401	07	83	00	Dotación de uniformes al personal contratado	454.736	0	0	0	0	454.736
401	08	00	00	Prestaciones sociales e indemnizaciones	3.157.316	0	0	0	0	3.157.316
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.157.316	0	0	0	0	3.157.316
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**53.278.075**	**0**	0	**0**	0	**53.278.075**
402	01	00	00	Productos alimenticios y agropecuarios	21.176.255	0	0	0	0	21.176.255
402	01	01	00	Alimentos y bebidas para personas	21.005.786	0	0	0	0	21.005.786
402	01	02	00	Alimentos para animales	15.240	0	0	0	0	15.240
402	01	03	00	Productos agrícolas y pecuarios	155.229	0	0	0	0	155.229
402	02	00	00	Productos de minas, canteras y yacimientos	14.544	0	0	0	0	14.544
402	02	01	00	Carbón mineral	721	0	0	0	0	721

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	02	05	00	Piedra, arcilla, arena y tierra	8.670	0	0	0	0	8.670
402	02	07	00	Sal para uso industrial	5.153	0	0	0	0	5.153
402	03	00	00	Textiles y vestuarios	2.726.234	0	0	0	0	2.726.234
402	03	01	00	Textiles	1.117.362	0	0	0	0	1.117.362
402	03	02	00	Prendas de vestir	1.243.132	0	0	0	0	1.243.132
402	03	03	00	Calzados	365.599	0	0	0	0	365.599
402	03	99	00	Otros productos textiles y vestuarios	141	0	0	0	0	141
402	04	00	00	Productos de cuero y caucho	1.463.924	0	0	0	0	1.463.924
402	04	03	00	Cauchos y tripas para vehículos	1.463.924	0	0	0	0	1.463.924
402	05	00	00	Productos de papel, cartón e impresos	4.482.711	0	0	0	0	4.482.711
402	05	01	00	Pulpa de madera, papel y cartón	809.628	0	0	0	0	809.628
402	05	02	00	Envases y cajas de papel y cartón	238.495	0	0	0	0	238.495
402	05	03	00	Productos de papel y cartón para oficina	1.780.996	0	0	0	0	1.780.996
402	05	04	00	Libros, revistas y periódicos	1.183.488	0	0	0	0	1.183.488
402	05	05	00	Material de enseñanza	21.825	0	0	0	0	21.825
402	05	06	00	Productos de papel y cartón para computación	52.544	0	0	0	0	52.544
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	395.378	0	0	0	0	395.378
402	05	99	00	Otros productos de pulpa, papel y cartón	357	0	0	0	0	357
402	06	00	00	Productos químicos y derivados	10.240.387	0	0	0	0	10.240.387
402	06	01	00	Sustancias químicas y de uso industrial	21.325	0	0	0	0	21.325
402	06	02	00	Abonos, plaguicidas y otros	108.889	0	0	0	0	108.889
402	06	03	00	Tintas, pinturas y colorantes	835.964	0	0	0	0	835.964
402	06	04	00	Productos farmacéuticos y medicamentos	211.530	0	0	0	0	211.530
402	06	05	00	Productos de tocador	143.177	0	0	0	0	143.177
402	06	06	00	Combustibles y lubricantes	8.411.769	0	0	0	0	8.411.769
402	06	08	00	Productos plásticos	493.996	0	0	0	0	493.996
402	06	99	00	Otros productos de la industria química y conexos	13.737	0	0	0	0	13.737
402	07	00	00	Productos minerales no metálicos	339.520	0	0	0	0	339.520
402	07	01	00	Productos de barro, loza y porcelana	113.258	0	0	0	0	113.258

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	02	00	Vidrios y productos de vidrio	214.275	0	0	0	0	214.275
402	07	03	00	Productos de arcilla para construcción	1.175	0	0	0	0	1.175
402	07	04	00	Cemento, cal y yeso	10.333	0	0	0	0	10.333
402	07	99	00	Otros productos minerales no metálicos	479	0	0	0	0	479
402	08	00	00	Productos metálicos	3.194.374	0	0	0	0	3.194.374
402	08	01	00	Productos primarios de hierro y acero	6.926	0	0	0	0	6.926
402	08	02	00	Productos de metales no ferrosos	2.064	0	0	0	0	2.064
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	295.060	0	0	0	0	295.060
402	08	04	00	Productos metálicos estructurales	5.443	0	0	0	0	5.443
402	08	05	00	Materiales de orden público, seguridad y defensa	898.675	0	0	0	0	898.675
402	08	07	00	Material de señalamiento	39.626	0	0	0	0	39.626
402	08	08	00	Material de educación	3.967	0	0	0	0	3.967
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.721.340	0	0	0	0	1.721.340
402	08	10	00	Repuestos y accesorios para otros equipos	161.457	0	0	0	0	161.457
402	08	99	00	Otros productos metálicos	59.816	0	0	0	0	59.816
402	09	00	00	Productos de madera	24.059	0	0	0	0	24.059
402	09	01	00	Productos primarios de madera	5.971	0	0	0	0	5.971
402	09	02	00	Muebles y accesorios de madera para edificaciones	16.624	0	0	0	0	16.624
402	09	99	00	Otros productos de madera	1.464	0	0	0	0	1.464
402	10	00	00	Productos varios y útiles diversos	9.358.005	0	0	0	0	9.358.005
402	10	01	00	Artículos de deporte, recreación y juguetes	50.202	0	0	0	0	50.202
402	10	02	00	Materiales y útiles de limpieza y aseo	1.640.577	0	0	0	0	1.640.577
402	10	03	00	Utensilios de cocina y comedor	1.088.720	0	0	0	0	1.088.720
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.142	0	0	0	0	2.142
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.569.376	0	0	0	0	1.569.376
402	10	06	00	Condecoraciones, ofrendas y similares	491.281	0	0	0	0	491.281
402	10	07	00	Productos de seguridad en el trabajo	97.395	0	0	0	0	97.395
402	10	08	00	Materiales para equipos de computación	2.658.887	0	0	0	0	2.658.887
402	10	09	00	Especies timbradas y valores	133.120	0	0	0	0	133.120

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	10	00	Útiles religiosos	6.297	0	0	0	0	6.297
402	10	11	00	Materiales eléctricos	687.420	0	0	0	0	687.420
402	10	12	00	Materiales para instalaciones sanitarias	220.809	0	0	0	0	220.809
402	10	13	00	Materiales fotográficos	51.435	0	0	0	0	51.435
402	10	99	00	Otros productos y útiles diversos	660.344	0	0	0	0	660.344
402	99	00	00	Otros materiales y suministros	258.062	0	0	0	0	258.062
402	99	01	00	Otros materiales y suministros	258.062	0	0	0	0	258.062
403	**00**	**00**	**00**	**Servicios no personales**	**267.606.790**	**0**	**0**	**0**	**0**	**267.606.790**
403	01	00	00	Alquileres de inmuebles	136.108.364	0	0	0	0	136.108.364
403	01	01	00	Alquileres de edificios y locales	135.026.352	0	0	0	0	135.026.352
403	01	02	00	Alquileres de instalaciones culturales y recreativas	237.617	0	0	0	0	237.617
403	01	03	00	Alquileres de tierras y terrenos	844.395	0	0	0	0	844.395
403	02	00	00	Alquileres de maquinaria y equipos	11.662.003	0	0	0	0	11.662.003
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	7.464.389	0	0	0	0	7.464.389
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	722.546	0	0	0	0	722.546
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	130.167	0	0	0	0	130.167
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	3.250.588	0	0	0	0	3.250.588
403	02	99	00	Alquileres de otras maquinaria y equipos	94.313	0	0	0	0	94.313
403	03	00	00	Derechos sobre bienes intangibles	13.113	0	0	0	0	13.113
403	03	03	00	Paquetes y programas de computación	13.113	0	0	0	0	13.113
403	04	00	00	Servicios básicos	47.074.553	0	0	0	0	47.074.553
403	04	01	00	Electricidad	12.622.182	0	0	0	0	12.622.182
403	04	02	00	Gas	2.298.169	0	0	0	0	2.298.169
403	04	03	00	Agua	3.097.030	0	0	0	0	3.097.030
403	04	04	00	Teléfonos	13.183.171	0	0	0	0	13.183.171
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	13.183.171	0	0	0	0	13.183.171
403	04	05	00	Servicio de comunicaciones	10.245.777	0	0	0	0	10.245.777
403	04	06	00	Servicio de aseo urbano y domiciliario	903.826	0	0	0	0	903.826
403	04	07	00	Servicio de condominio	4.724.398	0	0	0	0	4.724.398

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	4.065.801	0	0	0	0	4.065.801
403	06	01	00	Fletes y embalajes	2.762.874	0	0	0	0	2.762.874
403	06	02	00	Almacenaje	35.522	0	0	0	0	35.522
403	06	03	00	Estacionamiento	867.789	0	0	0	0	867.789
403	06	04	00	Peaje	291.601	0	0	0	0	291.601
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	108.015	0	0	0	0	108.015
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.705.129	0	0	0	0	10.705.129
403	07	01	00	Publicidad y propaganda	713.656	0	0	0	0	713.656
403	07	02	00	Imprenta y reproducción	3.067.904	0	0	0	0	3.067.904
403	07	03	00	Relaciones sociales	6.420.168	0	0	0	0	6.420.168
403	07	04	00	Avisos	503.401	0	0	0	0	503.401
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	8.215.227	0	0	0	0	8.215.227
403	08	01	00	Primas y gastos de seguros	6.610.694	0	0	0	0	6.610.694
403	08	02	00	Comisiones y gastos bancarios	1.597.637	0	0	0	0	1.597.637
403	08	03	00	Comisiones y gastos de adquisición de seguros	6.896	0	0	0	0	6.896
403	09	00	00	Viáticos y pasajes	15.467.110	0	0	0	0	15.467.110
403	09	01	00	Viáticos y pasajes dentro del país	20.460	0	0	0	0	20.460
403	09	02	00	Viáticos y pasajes fuera del país	15.441.111	0	0	0	0	15.441.111
403	09	03	00	Asignación por kilómetros recorridos	5.539	0	0	0	0	5.539
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	13.778.402	0	0	0	0	13.778.402
403	10	01	00	Servicios jurídicos	1.265.412	0	0	0	0	1.265.412
403	10	02	00	Servicios de contabilidad y auditoría	282.895	0	0	0	0	282.895
403	10	03	00	Servicios de procesamiento de datos	976.304	0	0	0	0	976.304
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	14.253	0	0	0	0	14.253
403	10	06	00	Servicios de veterinaria	18.286	0	0	0	0	18.286
403	10	07	00	Servicios de capacitación y adiestramiento	42.946	0	0	0	0	42.946
403	10	09	00	Servicios de lavandería y tintorería	263.721	0	0	0	0	263.721
403	10	10	00	Servicios de vigilancia	7.083.824	0	0	0	0	7.083.824
403	10	99	00	Otros servicios profesionales y técnicos	3.830.761	0	0	0	0	3.830.761

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.847.344	0	0	0	0	6.847.344
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	181.601	0	0	0	0	181.601
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.235.824	0	0	0	0	3.235.824
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	648.635	0	0	0	0	648.635
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	23.064	0	0	0	0	23.064
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.570.011	0	0	0	0	2.570.011
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	188.209	0	0	0	0	188.209
403	12	00	00	Conservación y reparaciones menores de obras	10.766.411	0	0	0	0	10.766.411
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	10.751.761	0	0	0	0	10.751.761
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	14.650	0	0	0	0	14.650
403	15	00	00	Servicios fiscales	717.341	0	0	0	0	717.341
403	15	01	00	Derechos de importación y servicios aduaneros	627	0	0	0	0	627
403	15	02	00	Tasas y otros derechos obligatorios	397.033	0	0	0	0	397.033
403	15	03	00	Asignación a agentes de especies fiscales	1.146	0	0	0	0	1.146
403	15	99	00	Otros servicios fiscales	318.535	0	0	0	0	318.535
403	16	00	00	Servicios de diversión, esparcimiento y culturales	52.123	0	0	0	0	52.123
403	16	01	00	Servicios de diversión, esparcimiento y culturales	52.123	0	0	0	0	52.123
403	18	00	00	Impuestos indirectos	1.386.578	0	0	0	0	1.386.578
403	18	01	00	Impuesto al valor agregado	1.375.598	0	0	0	0	1.375.598
403	18	99	00	Otros impuestos indirectos	10.980	0	0	0	0	10.980
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	8.629	0	0	0	0	8.629
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	8.629	0	0	0	0	8.629
403	99	00	00	Otros servicios no personales	738.662	0	0	0	0	738.662
403	99	01	00	Otros servicios no personales	738.662	0	0	0	0	738.662
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.881.098**	**0**	**0**	**0**	**0**	**1.881.098**
407	01	00	00	Transferencias y donaciones corrientes internas	26.334	0	0	0	0	26.334
407	01	02	00	Donaciones corrientes internas al sector privado	26.334	0	0	0	0	26.334
407	01	02	01	Donaciones corrientes a personas	26.334	0	0	0	0	26.334

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.854.764	0	0	0	0	1.854.764
407	02	02	00	Donaciones corrientes al exterior	1.854.764	0	0	0	0	1.854.764
407	02	02	01	Donaciones corrientes a personas	1.854.764	0	0	0	0	1.854.764
				Totales	**583.500.056**	**0**	**0**	**0**	**0**	**583.500.056**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

06 - 85

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME

META: 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME META: 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 060065001 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE AMÉRICA LATINA Y EL CARIBE

UNIDAD DE MEDIDA: INFORME META: 744

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**54.939.168**	0	0	0	0	**54.939.168**
401	01	00	00	Sueldos, salarios y otras retribuciones	39.253.603	0	0	0	0	39.253.603
401	01	18	00	Remuneraciones al personal contratado	39.253.603	0	0	0	0	39.253.603
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	39.253.603	0	0	0	0	39.253.603
401	04	00	00	Complementos de sueldos y salarios	5.017.904	0	0	0	0	5.017.904
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	701.193	0	0	0	0	701.193
401	04	25	00	Complemento al personal contratado por gastos de alimentación	24.858	0	0	0	0	24.858
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.064.954	0	0	0	0	2.064.954
401	04	27	00	Bono compensatorio de transporte al personal contratado	1.016.053	0	0	0	0	1.016.053
401	04	98	00	Otros complementos al personal contratado	1.210.846	0	0	0	0	1.210.846
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.336.223	0	0	0	0	3.336.223
401	05	07	00	Aguinaldos al personal contratado	2.249.084	0	0	0	0	2.249.084
401	05	08	00	Bono vacacional al personal contratado	1.087.139	0	0	0	0	1.087.139
401	06	00	00	Aportes patronales y legales	5.993.512	0	0	0	0	5.993.512
401	06	18	00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior	5.993.512	0	0	0	0	5.993.512
401	07	00	00	Asistencia socio-económica	680.362	0	0	0	0	680.362
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	53.812	0	0	0	0	53.812
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	171.814	0	0	0	0	171.814
401	07	83	00	Dotación de uniformes al personal contratado	454.736	0	0	0	0	454.736
401	08	00	00	Prestaciones sociales e indemnizaciones	657.564	0	0	0	0	657.564
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	657.564	0	0	0	0	657.564
402	00	00	00	**Materiales, suministros y mercancías**	**12.078.642**	0	0	0	0	**12.078.642**
402	01	00	00	Productos alimenticios y agropecuarios	2.060.726	0	0	0	0	2.060.726
402	01	01	00	Alimentos y bebidas para personas	2.004.763	0	0	0	0	2.004.763

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065001 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE AMÉRICA LATINA Y EL CARIBE

UNIDAD DE MEDIDA: INFORME **META:** 744

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	01	02	00	Alimentos para animales	8.818	0	0	0	0	8.818
402	01	03	00	Productos agrícolas y pecuarios	47.145	0	0	0	0	47.145
402	02	00	00	Productos de minas, canteras y yacimientos	1.038	0	0	0	0	1.038
402	02	01	00	Carbón mineral	479	0	0	0	0	479
402	02	05	00	Piedra, arcilla, arena y tierra	559	0	0	0	0	559
402	03	00	00	Textiles y vestuarios	1.044.509	0	0	0	0	1.044.509
402	03	01	00	Textiles	261.745	0	0	0	0	261.745
402	03	02	00	Prendas de vestir	556.441	0	0	0	0	556.441
402	03	03	00	Calzados	226.323	0	0	0	0	226.323
402	04	00	00	Productos de cuero y caucho	469.799	0	0	0	0	469.799
402	04	03	00	Cauchos y tripas para vehículos	469.799	0	0	0	0	469.799
402	05	00	00	Productos de papel, cartón e impresos	1.275.896	0	0	0	0	1.275.896
402	05	01	00	Pulpa de madera, papel y cartón	283.473	0	0	0	0	283.473
402	05	02	00	Envases y cajas de papel y cartón	73.008	0	0	0	0	73.008
402	05	03	00	Productos de papel y cartón para oficina	487.368	0	0	0	0	487.368
402	05	04	00	Libros, revistas y periódicos	306.093	0	0	0	0	306.093
402	05	05	00	Material de enseñanza	14.925	0	0	0	0	14.925
402	05	06	00	Productos de papel y cartón para computación	22.623	0	0	0	0	22.623
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	88.406	0	0	0	0	88.406
402	06	00	00	Productos químicos y derivados	3.421.620	0	0	0	0	3.421.620
402	06	01	00	Sustancias químicas y de uso industrial	17.108	0	0	0	0	17.108
402	06	02	00	Abonos, plaguicidas y otros	53.545	0	0	0	0	53.545
402	06	03	00	Tintas, pinturas y colorantes	433.313	0	0	0	0	433.313
402	06	04	00	Productos farmacéuticos y medicamentos	63.274	0	0	0	0	63.274
402	06	05	00	Productos de tocador	41.652	0	0	0	0	41.652

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME META: 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 060065001 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE AMÉRICA LATINA Y EL CARIBE

UNIDAD DE MEDIDA: INFORME META: 744

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	06	00	Combustibles y lubricantes	2.649.575	0	0	0	0	2.649.575
402	06	08	00	Productos plásticos	153.656	0	0	0	0	153.656
402	06	99	00	Otros productos de la industria química y conexos	9.497	0	0	0	0	9.497
402	07	00	00	Productos minerales no metálicos	58.012	0	0	0	0	58.012
402	07	01	00	Productos de barro, loza y porcelana	10.241	0	0	0	0	10.241
402	07	02	00	Vidrios y productos de vidrio	36.761	0	0	0	0	36.761
402	07	03	00	Productos de arcilla para construcción	1.175	0	0	0	0	1.175
402	07	04	00	Cemento, cal y yeso	9.356	0	0	0	0	9.356
402	07	99	00	Otros productos minerales no metálicos	479	0	0	0	0	479
402	08	00	00	Productos metálicos	971.409	0	0	0	0	971.409
402	08	01	00	Productos primarios de hierro y acero	6.926	0	0	0	0	6.926
402	08	02	00	Productos de metales no ferrosos	454	0	0	0	0	454
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	87.462	0	0	0	0	87.462
402	08	04	00	Productos metálicos estructurales	4.999	0	0	0	0	4.999
402	08	05	00	Materiales de orden público, seguridad y defensa	184	0	0	0	0	184
402	08	07	00	Material de señalamiento	6.139	0	0	0	0	6.139
402	08	08	00	Material de educación	1.988	0	0	0	0	1.988
402	08	09	00	Repuestos y accesorios para equipos de transporte	749.588	0	0	0	0	749.588
402	08	10	00	Repuestos y accesorios para otros equipos	107.127	0	0	0	0	107.127
402	08	99	00	Otros productos metálicos	6.542	0	0	0	0	6.542
402	09	00	00	Productos de madera	20.005	0	0	0	0	20.005
402	09	01	00	Productos primarios de madera	2.815	0	0	0	0	2.815
402	09	02	00	Muebles y accesorios de madera para edificaciones	16.624	0	0	0	0	16.624
402	09	99	00	Otros productos de madera	566	0	0	0	0	566
402	10	00	00	Productos varios y útiles diversos	2.654.585	0	0	0	0	2.654.585

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065001 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE AMÉRICA LATINA Y EL CARIBE

UNIDAD DE MEDIDA: INFORME **META:** 744

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	01	00	Artículos de deporte, recreación y juguetes	24.617	0	0	0	0	24.617
402	10	02	00	Materiales y útiles de limpieza y aseo	545.298	0	0	0	0	545.298
402	10	03	00	Utensilios de cocina y comedor	109.716	0	0	0	0	109.716
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.142	0	0	0	0	2.142
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	403.625	0	0	0	0	403.625
402	10	06	00	Condecoraciones, ofrendas y similares	151.720	0	0	0	0	151.720
402	10	07	00	Productos de seguridad en el trabajo	36.248	0	0	0	0	36.248
402	10	08	00	Materiales para equipos de computación	787.248	0	0	0	0	787.248
402	10	09	00	Especies timbradas y valores	3.223	0	0	0	0	3.223
402	10	10	00	Útiles religiosos	4.065	0	0	0	0	4.065
402	10	11	00	Materiales eléctricos	212.172	0	0	0	0	212.172
402	10	12	00	Materiales para instalaciones sanitarias	123.516	0	0	0	0	123.516
402	10	13	00	Materiales fotográficos	1.324	0	0	0	0	1.324
402	10	99	00	Otros productos y útiles diversos	249.671	0	0	0	0	249.671
402	99	00	00	Otros materiales y suministros	101.043	0	0	0	0	101.043
402	99	01	00	Otros materiales y suministros	101.043	0	0	0	0	101.043
403	**00**	**00**	**00**	**Servicios no personales**	**58.257.696**	**0**	**0**	**0**	**0**	**58.257.696**
403	01	00	00	Alquileres de inmuebles	20.653.736	0	0	0	0	20.653.736
403	01	01	00	Alquileres de edificios y locales	20.629.131	0	0	0	0	20.629.131
403	01	02	00	Alquileres de instalaciones culturales y recreativas	24.605	0	0	0	0	24.605
403	02	00	00	Alquileres de maquinaria y equipos	1.084.844	0	0	0	0	1.084.844
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	528.846	0	0	0	0	528.846
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	127.682	0	0	0	0	127.682
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	85.703	0	0	0	0	85.703
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	306.799	0	0	0	0	306.799

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065001 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE AMÉRICA LATINA Y EL CARIBE

UNIDAD DE MEDIDA: INFORME **META:** 744

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	02	99	00	Alquileres de otras maquinaria y equipos	35.814	0	0	0	0	35.814
403	04	00	00	Servicios básicos	18.130.891	0	0	0	0	18.130.891
403	04	01	00	Electricidad	5.022.150	0	0	0	0	5.022.150
403	04	02	00	Gas	292.651	0	0	0	0	292.651
403	04	03	00	Agua	993.834	0	0	0	0	993.834
403	04	04	00	Teléfonos	5.222.290	0	0	0	0	5.222.290
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	5.222.290	0	0	0	0	5.222.290
403	04	05	00	Servicio de comunicaciones	4.628.112	0	0	0	0	4.628.112
403	04	06	00	Servicio de aseo urbano y domiciliario	257.359	0	0	0	0	257.359
403	04	07	00	Servicio de condominio	1.714.495	0	0	0	0	1.714.495
403	06	00	00	Servicios de transporte y almacenaje	874.070	0	0	0	0	874.070
403	06	01	00	Fletes y embalajes	713.110	0	0	0	0	713.110
403	06	02	00	Almacenaje	4.147	0	0	0	0	4.147
403	06	03	00	Estacionamiento	66.775	0	0	0	0	66.775
403	06	04	00	Peaje	63.163	0	0	0	0	63.163
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	26.875	0	0	0	0	26.875
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.699.275	0	0	0	0	2.699.275
403	07	01	00	Publicidad y propaganda	244.253	0	0	0	0	244.253
403	07	02	00	Imprenta y reproducción	1.115.288	0	0	0	0	1.115.288
403	07	03	00	Relaciones sociales	1.059.111	0	0	0	0	1.059.111
403	07	04	00	Avisos	280.623	0	0	0	0	280.623
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.824.177	0	0	0	0	2.824.177
403	08	01	00	Primas y gastos de seguros	2.348.923	0	0	0	0	2.348.923
403	08	02	00	Comisiones y gastos bancarios	468.358	0	0	0	0	468.358
403	08	03	00	Comisiones y gastos de adquisición de seguros	6.896	0	0	0	0	6.896

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065001 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE AMÉRICA LATINA Y EL CARIBE

UNIDAD DE MEDIDA: INFORME **META:** 744

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	00	00	Viáticos y pasajes	1.646.790	0	0	0	0	1.646.790
403	09	01	00	Viáticos y pasajes dentro del país	20.460	0	0	0	0	20.460
403	09	02	00	Viáticos y pasajes fuera del país	1.620.791	0	0	0	0	1.620.791
403	09	03	00	Asignación por kilómetros recorridos	5.539	0	0	0	0	5.539
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	5.419.610	0	0	0	0	5.419.610
403	10	01	00	Servicios jurídicos	282.225	0	0	0	0	282.225
403	10	02	00	Servicios de contabilidad y auditoría	165.677	0	0	0	0	165.677
403	10	03	00	Servicios de procesamiento de datos	217.461	0	0	0	0	217.461
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	4.413	0	0	0	0	4.413
403	10	06	00	Servicios de veterinaria	12.348	0	0	0	0	12.348
403	10	07	00	Servicios de capacitación y adiestramiento	17.299	0	0	0	0	17.299
403	10	09	00	Servicios de lavandería y tintorería	67.616	0	0	0	0	67.616
403	10	10	00	Servicios de vigilancia	2.937.242	0	0	0	0	2.937.242
403	10	99	00	Otros servicios profesionales y técnicos	1.715.329	0	0	0	0	1.715.329
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.272.259	0	0	0	0	2.272.259
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	109.027	0	0	0	0	109.027
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.135.072	0	0	0	0	1.135.072
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	210.151	0	0	0	0	210.151
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	13.823	0	0	0	0	13.823
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	736.558	0	0	0	0	736.558
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	67.628	0	0	0	0	67.628
403	12	00	00	Conservación y reparaciones menores de obras	2.163.990	0	0	0	0	2.163.990
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.157.089	0	0	0	0	2.157.089
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	6.901	0	0	0	0	6.901

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065001 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE AMÉRICA LATINA Y EL CARIBE

UNIDAD DE MEDIDA: INFORME **META:** 744

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	15	00	00	Servicios fiscales	212.681	0	0	0	0	212.681
403	15	01	00	Derechos de importación y servicios aduaneros	627	0	0	0	0	627
403	15	02	00	Tasas y otros derechos obligatorios	211.135	0	0	0	0	211.135
403	15	99	00	Otros servicios fiscales	919	0	0	0	0	919
403	16	00	00	Servicios de diversión, esparcimiento y culturales	30.067	0	0	0	0	30.067
403	16	01	00	Servicios de diversión, esparcimiento y culturales	30.067	0	0	0	0	30.067
403	18	00	00	Impuestos indirectos	10.035	0	0	0	0	10.035
403	18	99	00	Otros impuestos indirectos	10.035	0	0	0	0	10.035
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	8.629	0	0	0	0	8.629
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	8.629	0	0	0	0	8.629
403	99	00	00	Otros servicios no personales	226.642	0	0	0	0	226.642
403	99	01	00	Otros servicios no personales	226.642	0	0	0	0	226.642
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.207.922**	**0**	**0**	**0**	**0**	**1.207.922**
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.207.922	0	0	0	0	1.207.922
407	02	02	00	Donaciones corrientes al exterior	1.207.922	0	0	0	0	1.207.922
407	02	02	01	Donaciones corrientes a personas	1.207.922	0	0	0	0	1.207.922
				Totales	**126.483.428**	**0**	**0**	**0**	**0**	**126.483.428**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065002 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE AMÉRICA DEL NORTE

UNIDAD DE MEDIDA: INFORME **META:** 180

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**26.448.120**	**0**	**0**	**0**	**0**	**26.448.120**
401	01	00	00	Sueldos, salarios y otras retribuciones	19.592.379	0	0	0	0	19.592.379
401	01	18	00	Remuneraciones al personal contratado	19.592.379	0	0	0	0	19.592.379
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	19.592.379	0	0	0	0	19.592.379
401	04	00	00	Complementos de sueldos y salarios	789.957	0	0	0	0	789.957
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	148.475	0	0	0	0	148.475
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.076	0	0	0	0	2.076
401	04	27	00	Bono compensatorio de transporte al personal contratado	513.406	0	0	0	0	513.406
401	04	98	00	Otros complementos al personal contratado	126.000	0	0	0	0	126.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	314.227	0	0	0	0	314.227
401	05	07	00	Aguinaldos al personal contratado	97.020	0	0	0	0	97.020
401	05	08	00	Bono vacacional al personal contratado	217.207	0	0	0	0	217.207
401	06	00	00	Aportes patronales y legales	302.563	0	0	0	0	302.563
401	06	18	00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior	302.563	0	0	0	0	302.563
401	07	00	00	Asistencia socio-económica	5.271.845	0	0	0	0	5.271.845
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	5.271.845	0	0	0	0	5.271.845
401	08	00	00	Prestaciones sociales e indemnizaciones	177.149	0	0	0	0	177.149
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	177.149	0	0	0	0	177.149
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.901.678**	**0**	**0**	**0**	**0**	**2.901.678**
402	01	00	00	Productos alimenticios y agropecuarios	487.717	0	0	0	0	487.717
402	01	01	00	Alimentos y bebidas para personas	478.228	0	0	0	0	478.228
402	01	03	00	Productos agrícolas y pecuarios	9.489	0	0	0	0	9.489
402	02	00	00	Productos de minas, canteras y yacimientos	504	0	0	0	0	504
402	02	07	00	Sal para uso industrial	504	0	0	0	0	504

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065002 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE AMÉRICA DEL NORTE

UNIDAD DE MEDIDA: INFORME **META:** 180

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	00	00	Textiles y vestuarios	155.702	0	0	0	0	155.702
402	03	01	00	Textiles	61.980	0	0	0	0	61.980
402	03	02	00	Prendas de vestir	81.338	0	0	0	0	81.338
402	03	03	00	Calzados	12.384	0	0	0	0	12.384
402	04	00	00	Productos de cuero y caucho	41.264	0	0	0	0	41.264
402	04	03	00	Cauchos y tripas para vehículos	41.264	0	0	0	0	41.264
402	05	00	00	Productos de papel, cartón e impresos	354.829	0	0	0	0	354.829
402	05	01	00	Pulpa de madera, papel y cartón	60.921	0	0	0	0	60.921
402	05	02	00	Envases y cajas de papel y cartón	36.065	0	0	0	0	36.065
402	05	03	00	Productos de papel y cartón para oficina	134.232	0	0	0	0	134.232
402	05	04	00	Libros, revistas y periódicos	111.898	0	0	0	0	111.898
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	11.713	0	0	0	0	11.713
402	06	00	00	Productos químicos y derivados	1.081.227	0	0	0	0	1.081.227
402	06	02	00	Abonos, plaguicidas y otros	3.150	0	0	0	0	3.150
402	06	03	00	Tintas, pinturas y colorantes	64.815	0	0	0	0	64.815
402	06	04	00	Productos farmacéuticos y medicamentos	6.054	0	0	0	0	6.054
402	06	05	00	Productos de tocador	3.433	0	0	0	0	3.433
402	06	06	00	Combustibles y lubricantes	962.678	0	0	0	0	962.678
402	06	08	00	Productos plásticos	41.097	0	0	0	0	41.097
402	07	00	00	Productos minerales no metálicos	787	0	0	0	0	787
402	07	02	00	Vidrios y productos de vidrio	787	0	0	0	0	787
402	08	00	00	Productos metálicos	39.318	0	0	0	0	39.318
402	08	02	00	Productos de metales no ferrosos	927	0	0	0	0	927
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	18.426	0	0	0	0	18.426
402	08	09	00	Repuestos y accesorios para equipos de transporte	13.665	0	0	0	0	13.665

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065002 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE AMÉRICA DEL NORTE

UNIDAD DE MEDIDA: INFORME **META:** 180

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	6.300	0	0	0	0	6.300
402	10	00	00	Productos varios y útiles diversos	690.794	0	0	0	0	690.794
402	10	01	00	Artículos de deporte, recreación y juguetes	1.260	0	0	0	0	1.260
402	10	02	00	Materiales y útiles de limpieza y aseo	74.438	0	0	0	0	74.438
402	10	03	00	Utensilios de cocina y comedor	23.228	0	0	0	0	23.228
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	148.140	0	0	0	0	148.140
402	10	06	00	Condecoraciones, ofrendas y similares	55.491	0	0	0	0	55.491
402	10	07	00	Productos de seguridad en el trabajo	630	0	0	0	0	630
402	10	08	00	Materiales para equipos de computación	229.379	0	0	0	0	229.379
402	10	09	00	Especies timbradas y valores	34.817	0	0	0	0	34.817
402	10	11	00	Materiales eléctricos	54.629	0	0	0	0	54.629
402	10	12	00	Materiales para instalaciones sanitarias	11.590	0	0	0	0	11.590
402	10	13	00	Materiales fotográficos	630	0	0	0	0	630
402	10	99	00	Otros productos y útiles diversos	56.562	0	0	0	0	56.562
402	99	00	00	Otros materiales y suministros	49.536	0	0	0	0	49.536
402	99	01	00	Otros materiales y suministros	49.536	0	0	0	0	49.536
403	**00**	**00**	**00**	**Servicios no personales**	**22.381.687**	**0**	**0**	**0**	**0**	**22.381.687**
403	01	00	00	Alquileres de inmuebles	8.624.166	0	0	0	0	8.624.166
403	01	01	00	Alquileres de edificios y locales	8.624.166	0	0	0	0	8.624.166
403	02	00	00	Alquileres de maquinaria y equipos	1.797.386	0	0	0	0	1.797.386
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.194.896	0	0	0	0	1.194.896
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	142.772	0	0	0	0	142.772
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	3.053	0	0	0	0	3.053
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	435.093	0	0	0	0	435.093
403	02	99	00	Alquileres de otras maquinaria y equipos	21.572	0	0	0	0	21.572

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065002 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE AMÉRICA DEL NORTE

UNIDAD DE MEDIDA: INFORME **META:** 180

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	00	00	Servicios básicos	4.752.904	0	0	0	0	4.752.904
403	04	01	00	Electricidad	1.615.326	0	0	0	0	1.615.326
403	04	02	00	Gas	423.969	0	0	0	0	423.969
403	04	03	00	Agua	238.376	0	0	0	0	238.376
403	04	04	00	Teléfonos	1.488.796	0	0	0	0	1.488.796
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.488.796	0	0	0	0	1.488.796
403	04	05	00	Servicio de comunicaciones	862.302	0	0	0	0	862.302
403	04	06	00	Servicio de aseo urbano y domiciliario	111.535	0	0	0	0	111.535
403	04	07	00	Servicio de condominio	12.600	0	0	0	0	12.600
403	06	00	00	Servicios de transporte y almacenaje	534.203	0	0	0	0	534.203
403	06	01	00	Fletes y embalajes	250.908	0	0	0	0	250.908
403	06	03	00	Estacionamiento	217.847	0	0	0	0	217.847
403	06	04	00	Peaje	65.448	0	0	0	0	65.448
403	07	00	00	Servicios de información, impresión y relaciones públicas	585.059	0	0	0	0	585.059
403	07	01	00	Publicidad y propaganda	37.078	0	0	0	0	37.078
403	07	02	00	Imprenta y reproducción	178.008	0	0	0	0	178.008
403	07	03	00	Relaciones sociales	344.769	0	0	0	0	344.769
403	07	04	00	Avisos	25.204	0	0	0	0	25.204
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.456.297	0	0	0	0	1.456.297
403	08	01	00	Primas y gastos de seguros	1.250.764	0	0	0	0	1.250.764
403	08	02	00	Comisiones y gastos bancarios	205.533	0	0	0	0	205.533
403	09	00	00	Viáticos y pasajes	1.245.129	0	0	0	0	1.245.129
403	09	02	00	Viáticos y pasajes fuera del país	1.245.129	0	0	0	0	1.245.129
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	783.520	0	0	0	0	783.520
403	10	01	00	Servicios jurídicos	39.597	0	0	0	0	39.597

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065002 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE AMÉRICA DEL NORTE

UNIDAD DE MEDIDA: INFORME **META:** 180

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	03	00	Servicios de procesamiento de datos	149.919	0	0	0	0	149.919
403	10	07	00	Servicios de capacitación y adiestramiento	25.647	0	0	0	0	25.647
403	10	09	00	Servicios de lavandería y tintorería	16.853	0	0	0	0	16.853
403	10	10	00	Servicios de vigilancia	447.883	0	0	0	0	447.883
403	10	99	00	Otros servicios profesionales y técnicos	103.621	0	0	0	0	103.621
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	626.398	0	0	0	0	626.398
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	333.314	0	0	0	0	333.314
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	30.820	0	0	0	0	30.820
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	216.810	0	0	0	0	216.810
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	45.454	0	0	0	0	45.454
403	12	00	00	Conservación y reparaciones menores de obras	1.896.159	0	0	0	0	1.896.159
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.896.159	0	0	0	0	1.896.159
403	15	00	00	Servicios fiscales	6.314	0	0	0	0	6.314
403	15	02	00	Tasas y otros derechos obligatorios	6.314	0	0	0	0	6.314
403	18	00	00	Impuestos indirectos	945	0	0	0	0	945
403	18	99	00	Otros impuestos indirectos	945	0	0	0	0	945
403	99	00	00	Otros servicios no personales	73.207	0	0	0	0	73.207
403	99	01	00	Otros servicios no personales	73.207	0	0	0	0	73.207
407	**00**	**00**	**00**	**Transferencias y donaciones**	**67.036**	**0**	**0**	**0**	**0**	**67.036**
407	02	00	00	Transferencias y donaciones corrientes al exterior	67.036	0	0	0	0	67.036
407	02	02	00	Donaciones corrientes al exterior	67.036	0	0	0	0	67.036
407	02	02	01	Donaciones corrientes a personas	67.036	0	0	0	0	67.036
				Totales	**51.798.521**	**0**	**0**	**0**	**0**	**51.798.521**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065003 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE ÁFRICA

UNIDAD DE MEDIDA: INFORME **META:** 228

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**9.223.941**	0	0	0	0	**9.223.941**
401	01	00	00	Sueldos, salarios y otras retribuciones	7.156.609	0	0	0	0	7.156.609
401	01	18	00	Remuneraciones al personal contratado	7.156.609	0	0	0	0	7.156.609
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	7.156.609	0	0	0	0	7.156.609
401	04	00	00	Complementos de sueldos y salarios	528.806	0	0	0	0	528.806
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	120.782	0	0	0	0	120.782
401	04	26	00	Bono compensatorio de alimentación al personal contratado	163.977	0	0	0	0	163.977
401	04	27	00	Bono compensatorio de transporte al personal contratado	213.832	0	0	0	0	213.832
401	04	98	00	Otros complementos al personal contratado	30.215	0	0	0	0	30.215
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	669.910	0	0	0	0	669.910
401	05	07	00	Aguinaldos al personal contratado	478.659	0	0	0	0	478.659
401	05	08	00	Bono vacacional al personal contratado	191.251	0	0	0	0	191.251
401	06	00	00	Aportes patronales y legales	703.033	0	0	0	0	703.033
401	06	18	00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior	703.033	0	0	0	0	703.033
401	07	00	00	Asistencia socio-económica	165.583	0	0	0	0	165.583
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	16.203	0	0	0	0	16.203
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	149.380	0	0	0	0	149.380
402	00	00	00	**Materiales, suministros y mercancías**	**3.703.704**	0	0	0	0	**3.703.704**
402	01	00	00	Productos alimenticios y agropecuarios	609.002	0	0	0	0	609.002
402	01	01	00	Alimentos y bebidas para personas	589.513	0	0	0	0	589.513
402	01	02	00	Alimentos para animales	6.422	0	0	0	0	6.422
402	01	03	00	Productos agrícolas y pecuarios	13.067	0	0	0	0	13.067
402	02	00	00	Productos de minas, canteras y yacimientos	8.353	0	0	0	0	8.353
402	02	01	00	Carbón mineral	242	0	0	0	0	242

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065003 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE ÁFRICA

UNIDAD DE MEDIDA: INFORME **META:** 228

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	02	05	00	Piedra, arcilla, arena y tierra	8.111	0	0	0	0	8.111
402	03	00	00	Textiles y vestuarios	242.050	0	0	0	0	242.050
402	03	01	00	Textiles	79.252	0	0	0	0	79.252
402	03	02	00	Prendas de vestir	110.973	0	0	0	0	110.973
402	03	03	00	Calzados	51.684	0	0	0	0	51.684
402	03	99	00	Otros productos textiles y vestuarios	141	0	0	0	0	141
402	04	00	00	Productos de cuero y caucho	172.810	0	0	0	0	172.810
402	04	03	00	Cauchos y tripas para vehículos	172.810	0	0	0	0	172.810
402	05	00	00	Productos de papel, cartón e impresos	352.581	0	0	0	0	352.581
402	05	01	00	Pulpa de madera, papel y cartón	58.372	0	0	0	0	58.372
402	05	02	00	Envases y cajas de papel y cartón	8.105	0	0	0	0	8.105
402	05	03	00	Productos de papel y cartón para oficina	141.120	0	0	0	0	141.120
402	05	04	00	Libros, revistas y periódicos	93.623	0	0	0	0	93.623
402	05	06	00	Productos de papel y cartón para computación	4.797	0	0	0	0	4.797
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	46.564	0	0	0	0	46.564
402	06	00	00	Productos químicos y derivados	1.258.190	0	0	0	0	1.258.190
402	06	01	00	Sustancias químicas y de uso industrial	3.305	0	0	0	0	3.305
402	06	02	00	Abonos, plaguicidas y otros	13.086	0	0	0	0	13.086
402	06	03	00	Tintas, pinturas y colorantes	95.395	0	0	0	0	95.395
402	06	04	00	Productos farmacéuticos y medicamentos	18.534	0	0	0	0	18.534
402	06	05	00	Productos de tocador	5.717	0	0	0	0	5.717
402	06	06	00	Combustibles y lubricantes	1.090.451	0	0	0	0	1.090.451
402	06	08	00	Productos plásticos	31.413	0	0	0	0	31.413
402	06	99	00	Otros productos de la industria química y conexos	289	0	0	0	0	289
402	07	00	00	Productos minerales no metálicos	8.458	0	0	0	0	8.458

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065003 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE ÁFRICA

UNIDAD DE MEDIDA: INFORME **META:** 228

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	01	00	Productos de barro, loza y porcelana	4.074	0	0	0	0	4.074
402	07	02	00	Vidrios y productos de vidrio	3.821	0	0	0	0	3.821
402	07	04	00	Cemento, cal y yeso	563	0	0	0	0	563
402	08	00	00	Productos metálicos	199.552	0	0	0	0	199.552
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	30.307	0	0	0	0	30.307
402	08	07	00	Material de señalamiento	502	0	0	0	0	502
402	08	09	00	Repuestos y accesorios para equipos de transporte	161.014	0	0	0	0	161.014
402	08	10	00	Repuestos y accesorios para otros equipos	7.729	0	0	0	0	7.729
402	09	00	00	Productos de madera	1.770	0	0	0	0	1.770
402	09	01	00	Productos primarios de madera	1.770	0	0	0	0	1.770
402	10	00	00	Productos varios y útiles diversos	835.386	0	0	0	0	835.386
402	10	01	00	Artículos de deporte, recreación y juguetes	7.170	0	0	0	0	7.170
402	10	02	00	Materiales y útiles de limpieza y aseo	141.440	0	0	0	0	141.440
402	10	03	00	Utensilios de cocina y comedor	34.600	0	0	0	0	34.600
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	94.568	0	0	0	0	94.568
402	10	06	00	Condecoraciones, ofrendas y similares	46.784	0	0	0	0	46.784
402	10	07	00	Productos de seguridad en el trabajo	2.999	0	0	0	0	2.999
402	10	08	00	Materiales para equipos de computación	332.006	0	0	0	0	332.006
402	10	09	00	Especies timbradas y valores	1.241	0	0	0	0	1.241
402	10	11	00	Materiales eléctricos	105.579	0	0	0	0	105.579
402	10	12	00	Materiales para instalaciones sanitarias	28.360	0	0	0	0	28.360
402	10	99	00	Otros productos y útiles diversos	40.639	0	0	0	0	40.639
402	99	00	00	Otros materiales y suministros	15.552	0	0	0	0	15.552
402	99	01	00	Otros materiales y suministros	15.552	0	0	0	0	15.552
403	00	00	00	**Servicios no personales**	27.700.780	0	0	0	0	27.700.780

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065003 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE ÁFRICA

UNIDAD DE MEDIDA: INFORME **META:** 228

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	01	00	00	Alquileres de inmuebles	18.290.838	0	0	0	0	18.290.838
403	01	01	00	Alquileres de edificios y locales	18.277.184	0	0	0	0	18.277.184
403	01	02	00	Alquileres de instalaciones culturales y recreativas	13.654	0	0	0	0	13.654
403	02	00	00	Alquileres de maquinaria y equipos	263.274	0	0	0	0	263.274
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	99.535	0	0	0	0	99.535
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	6.552	0	0	0	0	6.552
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	12.415	0	0	0	0	12.415
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	142.762	0	0	0	0	142.762
403	02	99	00	Alquileres de otras maquinaria y equipos	2.010	0	0	0	0	2.010
403	03	00	00	Derechos sobre bienes intangibles	2.125	0	0	0	0	2.125
403	03	03	00	Paquetes y programas de computación	2.125	0	0	0	0	2.125
403	04	00	00	Servicios básicos	3.546.299	0	0	0	0	3.546.299
403	04	01	00	Electricidad	799.069	0	0	0	0	799.069
403	04	02	00	Gas	102.634	0	0	0	0	102.634
403	04	03	00	Agua	289.535	0	0	0	0	289.535
403	04	04	00	Teléfonos	925.746	0	0	0	0	925.746
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	925.746	0	0	0	0	925.746
403	04	05	00	Servicio de comunicaciones	1.292.648	0	0	0	0	1.292.648
403	04	06	00	Servicio de aseo urbano y domiciliario	135.758	0	0	0	0	135.758
403	04	07	00	Servicio de condominio	909	0	0	0	0	909
403	06	00	00	Servicios de transporte y almacenaje	377.760	0	0	0	0	377.760
403	06	01	00	Fletes y embalajes	358.938	0	0	0	0	358.938
403	06	03	00	Estacionamiento	13.430	0	0	0	0	13.430
403	06	04	00	Peaje	5.056	0	0	0	0	5.056
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	336	0	0	0	0	336

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065003 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE ÁFRICA

UNIDAD DE MEDIDA: INFORME **META:** 228

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	591.401	0	0	0	0	591.401
403	07	01	00	Publicidad y propaganda	51.675	0	0	0	0	51.675
403	07	02	00	Imprenta y reproducción	179.644	0	0	0	0	179.644
403	07	03	00	Relaciones sociales	298.928	0	0	0	0	298.928
403	07	04	00	Avisos	61.154	0	0	0	0	61.154
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	613.150	0	0	0	0	613.150
403	08	01	00	Primas y gastos de seguros	465.739	0	0	0	0	465.739
403	08	02	00	Comisiones y gastos bancarios	147.411	0	0	0	0	147.411
403	09	00	00	Viáticos y pasajes	583.541	0	0	0	0	583.541
403	09	02	00	Viáticos y pasajes fuera del país	583.541	0	0	0	0	583.541
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.931.775	0	0	0	0	1.931.775
403	10	01	00	Servicios jurídicos	143.707	0	0	0	0	143.707
403	10	03	00	Servicios de procesamiento de datos	40.415	0	0	0	0	40.415
403	10	06	00	Servicios de veterinaria	5.938	0	0	0	0	5.938
403	10	09	00	Servicios de lavandería y tintorería	15.159	0	0	0	0	15.159
403	10	10	00	Servicios de vigilancia	1.380.742	0	0	0	0	1.380.742
403	10	99	00	Otros servicios profesionales y técnicos	345.814	0	0	0	0	345.814
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	839.218	0	0	0	0	839.218
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	55.958	0	0	0	0	55.958
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	413.052	0	0	0	0	413.052
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	46.971	0	0	0	0	46.971
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	298.852	0	0	0	0	298.852
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	24.385	0	0	0	0	24.385
403	12	00	00	Conservación y reparaciones menores de obras	548.197	0	0	0	0	548.197

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065003 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE ÁFRICA

UNIDAD DE MEDIDA: INFORME **META:** 228

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	548.197	0	0	0	0	548.197
403	15	00	00	Servicios fiscales	10.286	0	0	0	0	10.286
403	15	02	00	Tasas y otros derechos obligatorios	10.286	0	0	0	0	10.286
403	99	00	00	Otros servicios no personales	102.916	0	0	0	0	102.916
403	99	01	00	Otros servicios no personales	102.916	0	0	0	0	102.916
407	**00**	**00**	**00**	**Transferencias y donaciones**	**210.440**	**0**	**0**	**0**	**0**	**210.440**
407	01	00	00	Transferencias y donaciones corrientes internas	26.334	0	0	0	0	26.334
407	01	02	00	Donaciones corrientes internas al sector privado	26.334	0	0	0	0	26.334
407	01	02	01	Donaciones corrientes a personas	26.334	0	0	0	0	26.334
407	02	00	00	Transferencias y donaciones corrientes al exterior	184.106	0	0	0	0	184.106
407	02	02	00	Donaciones corrientes al exterior	184.106	0	0	0	0	184.106
407	02	02	01	Donaciones corrientes a personas	184.106	0	0	0	0	184.106
				Totales	**40.838.865**	**0**	**0**	**0**	**0**	**40.838.865**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065004 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE EUROPA

UNIDAD DE MEDIDA: INFORME **META:** 648

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**128.806.218**	0	0	0	0	**128.806.218**
401	01	00	00	Sueldos, salarios y otras retribuciones	89.414.234	0	0	0	0	89.414.234
401	01	18	00	Remuneraciones al personal contratado	89.414.234	0	0	0	0	89.414.234
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	89.414.234	0	0	0	0	89.414.234
401	04	00	00	Complementos de sueldos y salarios	6.014.733	0	0	0	0	6.014.733
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	911.158	0	0	0	0	911.158
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.921.083	0	0	0	0	1.921.083
401	04	27	00	Bono compensatorio de transporte al personal contratado	851.036	0	0	0	0	851.036
401	04	98	00	Otros complementos al personal contratado	2.331.456	0	0	0	0	2.331.456
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	9.748.383	0	0	0	0	9.748.383
401	05	07	00	Aguinaldos al personal contratado	6.658.862	0	0	0	0	6.658.862
401	05	08	00	Bono vacacional al personal contratado	3.089.521	0	0	0	0	3.089.521
401	06	00	00	Aportes patronales y legales	21.750.767	0	0	0	0	21.750.767
401	06	18	00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior	21.750.767	0	0	0	0	21.750.767
401	07	00	00	Asistencia socio-económica	1.878.101	0	0	0	0	1.878.101
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	1.878.101	0	0	0	0	1.878.101
402	00	00	00	**Materiales, suministros y mercancías**	**8.926.320**	0	0	0	0	**8.926.320**
402	01	00	00	Productos alimenticios y agropecuarios	1.480.245	0	0	0	0	1.480.245
402	01	01	00	Alimentos y bebidas para personas	1.447.267	0	0	0	0	1.447.267
402	01	03	00	Productos agrícolas y pecuarios	32.978	0	0	0	0	32.978
402	02	00	00	Productos de minas, canteras y yacimientos	4.649	0	0	0	0	4.649
402	02	07	00	Sal para uso industrial	4.649	0	0	0	0	4.649
402	03	00	00	Textiles y vestuarios	538.883	0	0	0	0	538.883
402	03	01	00	Textiles	194.650	0	0	0	0	194.650

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065004 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE EUROPA

UNIDAD DE MEDIDA: INFORME **META:** 648

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	02	00	Prendas de vestir	293.552	0	0	0	0	293.552
402	03	03	00	Calzados	50.681	0	0	0	0	50.681
402	04	00	00	Productos de cuero y caucho	262.534	0	0	0	0	262.534
402	04	03	00	Cauchos y tripas para vehículos	262.534	0	0	0	0	262.534
402	05	00	00	Productos de papel, cartón e impresos	1.290.811	0	0	0	0	1.290.811
402	05	01	00	Pulpa de madera, papel y cartón	248.515	0	0	0	0	248.515
402	05	02	00	Envases y cajas de papel y cartón	64.389	0	0	0	0	64.389
402	05	03	00	Productos de papel y cartón para oficina	477.003	0	0	0	0	477.003
402	05	04	00	Libros, revistas y periódicos	339.494	0	0	0	0	339.494
402	05	05	00	Material de enseñanza	1.988	0	0	0	0	1.988
402	05	06	00	Productos de papel y cartón para computación	16.712	0	0	0	0	16.712
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	142.710	0	0	0	0	142.710
402	06	00	00	Productos químicos y derivados	2.636.176	0	0	0	0	2.636.176
402	06	01	00	Sustancias químicas y de uso industrial	912	0	0	0	0	912
402	06	02	00	Abonos, plaguicidas y otros	15.698	0	0	0	0	15.698
402	06	03	00	Tintas, pinturas y colorantes	168.220	0	0	0	0	168.220
402	06	04	00	Productos farmacéuticos y medicamentos	40.921	0	0	0	0	40.921
402	06	05	00	Productos de tocador	52.449	0	0	0	0	52.449
402	06	06	00	Combustibles y lubricantes	2.225.862	0	0	0	0	2.225.862
402	06	08	00	Productos plásticos	131.818	0	0	0	0	131.818
402	06	99	00	Otros productos de la industria química y conexos	296	0	0	0	0	296
402	07	00	00	Productos minerales no metálicos	38.528	0	0	0	0	38.528
402	07	01	00	Productos de barro, loza y porcelana	18.492	0	0	0	0	18.492
402	07	02	00	Vidrios y productos de vidrio	19.622	0	0	0	0	19.622
402	07	04	00	Cemento, cal y yeso	414	0	0	0	0	414

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065004 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE EUROPA

UNIDAD DE MEDIDA: INFORME **META:** 648

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	00	00	Productos metálicos	316.687	0	0	0	0	316.687
402	08	02	00	Productos de metales no ferrosos	315	0	0	0	0	315
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	85.568	0	0	0	0	85.568
402	08	04	00	Productos metálicos estructurales	444	0	0	0	0	444
402	08	05	00	Materiales de orden público, seguridad y defensa	740	0	0	0	0	740
402	08	07	00	Material de señalamiento	19.567	0	0	0	0	19.567
402	08	08	00	Material de educación	1.979	0	0	0	0	1.979
402	08	09	00	Repuestos y accesorios para equipos de transporte	180.587	0	0	0	0	180.587
402	08	10	00	Repuestos y accesorios para otros equipos	25.350	0	0	0	0	25.350
402	08	99	00	Otros productos metálicos	2.137	0	0	0	0	2.137
402	09	00	00	Productos de madera	2.284	0	0	0	0	2.284
402	09	01	00	Productos primarios de madera	1.386	0	0	0	0	1.386
402	09	99	00	Otros productos de madera	898	0	0	0	0	898
402	10	00	00	Productos varios y útiles diversos	2.300.359	0	0	0	0	2.300.359
402	10	01	00	Artículos de deporte, recreación y juguetes	13.199	0	0	0	0	13.199
402	10	02	00	Materiales y útiles de limpieza y aseo	386.328	0	0	0	0	386.328
402	10	03	00	Utensilios de cocina y comedor	132.485	0	0	0	0	132.485
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	423.019	0	0	0	0	423.019
402	10	06	00	Condecoraciones, ofrendas y similares	129.779	0	0	0	0	129.779
402	10	07	00	Productos de seguridad en el trabajo	13.481	0	0	0	0	13.481
402	10	08	00	Materiales para equipos de computación	668.152	0	0	0	0	668.152
402	10	09	00	Especies timbradas y valores	61.654	0	0	0	0	61.654
402	10	10	00	Útiles religiosos	1.690	0	0	0	0	1.690
402	10	11	00	Materiales eléctricos	179.928	0	0	0	0	179.928
402	10	12	00	Materiales para instalaciones sanitarias	16.078	0	0	0	0	16.078

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065004 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE EUROPA

UNIDAD DE MEDIDA: INFORME **META:** 648

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	13	00	Materiales fotográficos	18.333	0	0	0	0	18.333
402	10	99	00	Otros productos y útiles diversos	256.233	0	0	0	0	256.233
402	99	00	00	Otros materiales y suministros	55.164	0	0	0	0	55.164
402	99	01	00	Otros materiales y suministros	55.164	0	0	0	0	55.164
403	**00**	**00**	**00**	**Servicios no personales**	**73.392.140**	**0**	**0**	**0**	**0**	**73.392.140**
403	01	00	00	Alquileres de inmuebles	41.837.420	0	0	0	0	41.837.420
403	01	01	00	Alquileres de edificios y locales	41.409.795	0	0	0	0	41.409.795
403	01	02	00	Alquileres de instalaciones culturales y recreativas	2.557	0	0	0	0	2.557
403	01	03	00	Alquileres de tierras y terrenos	425.068	0	0	0	0	425.068
403	02	00	00	Alquileres de maquinaria y equipos	2.650.960	0	0	0	0	2.650.960
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.312.782	0	0	0	0	1.312.782
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	398.966	0	0	0	0	398.966
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	12.226	0	0	0	0	12.226
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	896.721	0	0	0	0	896.721
403	02	99	00	Alquileres de otras maquinaria y equipos	30.265	0	0	0	0	30.265
403	03	00	00	Derechos sobre bienes intangibles	10.988	0	0	0	0	10.988
403	03	03	00	Paquetes y programas de computación	10.988	0	0	0	0	10.988
403	04	00	00	Servicios básicos	12.935.718	0	0	0	0	12.935.718
403	04	01	00	Electricidad	3.286.703	0	0	0	0	3.286.703
403	04	02	00	Gas	1.279.252	0	0	0	0	1.279.252
403	04	03	00	Agua	682.271	0	0	0	0	682.271
403	04	04	00	Teléfonos	3.906.066	0	0	0	0	3.906.066
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	3.906.066	0	0	0	0	3.906.066
403	04	05	00	Servicio de comunicaciones	1.831.141	0	0	0	0	1.831.141
403	04	06	00	Servicio de aseo urbano y domiciliario	353.239	0	0	0	0	353.239

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065004 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE EUROPA

UNIDAD DE MEDIDA: INFORME **META:** 648

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	07	00	Servicio de condominio	1.597.046	0	0	0	0	1.597.046
403	06	00	00	Servicios de transporte y almacenaje	1.459.178	0	0	0	0	1.459.178
403	06	01	00	Fletes y embalajes	875.759	0	0	0	0	875.759
403	06	02	00	Almacenaje	30.220	0	0	0	0	30.220
403	06	03	00	Estacionamiento	420.363	0	0	0	0	420.363
403	06	04	00	Peaje	87.784	0	0	0	0	87.784
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	45.052	0	0	0	0	45.052
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.155.467	0	0	0	0	2.155.467
403	07	01	00	Publicidad y propaganda	83.995	0	0	0	0	83.995
403	07	02	00	Imprenta y reproducción	822.965	0	0	0	0	822.965
403	07	03	00	Relaciones sociales	1.175.488	0	0	0	0	1.175.488
403	07	04	00	Avisos	73.019	0	0	0	0	73.019
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.704.602	0	0	0	0	2.704.602
403	08	01	00	Primas y gastos de seguros	2.096.741	0	0	0	0	2.096.741
403	08	02	00	Comisiones y gastos bancarios	607.861	0	0	0	0	607.861
403	09	00	00	Viáticos y pasajes	1.342.366	0	0	0	0	1.342.366
403	09	02	00	Viáticos y pasajes fuera del país	1.342.366	0	0	0	0	1.342.366
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.836.169	0	0	0	0	3.836.169
403	10	01	00	Servicios jurídicos	536.457	0	0	0	0	536.457
403	10	02	00	Servicios de contabilidad y auditoría	98.348	0	0	0	0	98.348
403	10	03	00	Servicios de procesamiento de datos	337.991	0	0	0	0	337.991
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	9.840	0	0	0	0	9.840
403	10	09	00	Servicios de lavandería y tintorería	92.754	0	0	0	0	92.754
403	10	10	00	Servicios de vigilancia	1.738.173	0	0	0	0	1.738.173
403	10	99	00	Otros servicios profesionales y técnicos	1.022.606	0	0	0	0	1.022.606

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065004 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE EUROPA

UNIDAD DE MEDIDA: INFORME **META:** 648

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.856.925	0	0	0	0	1.856.925
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	786.670	0	0	0	0	786.670
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	271.903	0	0	0	0	271.903
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	9.241	0	0	0	0	9.241
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	749.015	0	0	0	0	749.015
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	40.096	0	0	0	0	40.096
403	12	00	00	Conservación y reparaciones menores de obras	2.015.831	0	0	0	0	2.015.831
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.008.082	0	0	0	0	2.008.082
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	7.749	0	0	0	0	7.749
403	15	00	00	Servicios fiscales	325.100	0	0	0	0	325.100
403	15	02	00	Tasas y otros derechos obligatorios	28.289	0	0	0	0	28.289
403	15	99	00	Otros servicios fiscales	296.811	0	0	0	0	296.811
403	16	00	00	Servicios de diversión, esparcimiento y culturales	11.664	0	0	0	0	11.664
403	16	01	00	Servicios de diversión, esparcimiento y culturales	11.664	0	0	0	0	11.664
403	99	00	00	Otros servicios no personales	249.752	0	0	0	0	249.752
403	99	01	00	Otros servicios no personales	249.752	0	0	0	0	249.752
407	**00**	**00**	**00**	**Transferencias y donaciones**	**283.048**	**0**	**0**	**0**	**0**	**283.048**
407	02	00	00	Transferencias y donaciones corrientes al exterior	283.048	0	0	0	0	283.048
407	02	02	00	Donaciones corrientes al exterior	283.048	0	0	0	0	283.048
407	02	02	01	Donaciones corrientes a personas	283.048	0	0	0	0	283.048
				Totales	**211.407.726**	**0**	**0**	**0**	**0**	**211.407.726**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065005 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE ASIA, MEDIO ORIENTE Y OCEANÍA

UNIDAD DE MEDIDA: INFORME **META:** 264

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**30.606.646**	**0**	**0**	**0**	**0**	**30.606.646**
401	01	00	00	Sueldos, salarios y otras retribuciones	22.272.672	0	0	0	0	22.272.672
401	01	18	00	Remuneraciones al personal contratado	22.272.672	0	0	0	0	22.272.672
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	22.272.672	0	0	0	0	22.272.672
401	04	00	00	Complementos de sueldos y salarios	2.656.681	0	0	0	0	2.656.681
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	469.715	0	0	0	0	469.715
401	04	26	00	Bono compensatorio de alimentación al personal contratado	865.256	0	0	0	0	865.256
401	04	27	00	Bono compensatorio de transporte al personal contratado	1.285.162	0	0	0	0	1.285.162
401	04	98	00	Otros complementos al personal contratado	36.548	0	0	0	0	36.548
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.575.777	0	0	0	0	2.575.777
401	05	07	00	Aguinaldos al personal contratado	2.071.528	0	0	0	0	2.071.528
401	05	08	00	Bono vacacional al personal contratado	504.249	0	0	0	0	504.249
401	06	00	00	Aportes patronales y legales	1.857.897	0	0	0	0	1.857.897
401	06	18	00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior	1.857.897	0	0	0	0	1.857.897
401	07	00	00	Asistencia socio-económica	1.193.827	0	0	0	0	1.193.827
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	1.193.827	0	0	0	0	1.193.827
401	08	00	00	Prestaciones sociales e indemnizaciones	49.792	0	0	0	0	49.792
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	49.792	0	0	0	0	49.792
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.134.056**	**0**	**0**	**0**	**0**	**4.134.056**
402	01	00	00	Productos alimenticios y agropecuarios	778.425	0	0	0	0	778.425
402	01	01	00	Alimentos y bebidas para personas	762.531	0	0	0	0	762.531
402	01	03	00	Productos agrícolas y pecuarios	15.894	0	0	0	0	15.894
402	03	00	00	Textiles y vestuarios	225.339	0	0	0	0	225.339
402	03	01	00	Textiles	106.020	0	0	0	0	106.020

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065005 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE ASIA, MEDIO ORIENTE Y OCEANÍA

UNIDAD DE MEDIDA: INFORME **META:** 264

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	02	00	Prendas de vestir	94.792	0	0	0	0	94.792
402	03	03	00	Calzados	24.527	0	0	0	0	24.527
402	04	00	00	Productos de cuero y caucho	88.279	0	0	0	0	88.279
402	04	03	00	Cauchos y tripas para vehículos	88.279	0	0	0	0	88.279
402	05	00	00	Productos de papel, cartón e impresos	662.876	0	0	0	0	662.876
402	05	01	00	Pulpa de madera, papel y cartón	127.575	0	0	0	0	127.575
402	05	02	00	Envases y cajas de papel y cartón	30.042	0	0	0	0	30.042
402	05	03	00	Productos de papel y cartón para oficina	213.968	0	0	0	0	213.968
402	05	04	00	Libros, revistas y periódicos	177.865	0	0	0	0	177.865
402	05	05	00	Material de enseñanza	4.912	0	0	0	0	4.912
402	05	06	00	Productos de papel y cartón para computación	2.172	0	0	0	0	2.172
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	105.985	0	0	0	0	105.985
402	05	99	00	Otros productos de pulpa, papel y cartón	357	0	0	0	0	357
402	06	00	00	Productos químicos y derivados	1.033.151	0	0	0	0	1.033.151
402	06	02	00	Abonos, plaguicidas y otros	23.410	0	0	0	0	23.410
402	06	03	00	Tintas, pinturas y colorantes	21.749	0	0	0	0	21.749
402	06	04	00	Productos farmacéuticos y medicamentos	8.997	0	0	0	0	8.997
402	06	05	00	Productos de tocador	4.269	0	0	0	0	4.269
402	06	06	00	Combustibles y lubricantes	929.966	0	0	0	0	929.966
402	06	08	00	Productos plásticos	41.105	0	0	0	0	41.105
402	06	99	00	Otros productos de la industria química y conexos	3.655	0	0	0	0	3.655
402	07	00	00	Productos minerales no metálicos	13.728	0	0	0	0	13.728
402	07	01	00	Productos de barro, loza y porcelana	3.074	0	0	0	0	3.074
402	07	02	00	Vidrios y productos de vidrio	10.654	0	0	0	0	10.654
402	08	00	00	Productos metálicos	183.273	0	0	0	0	183.273

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065005 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE ASIA, MEDIO ORIENTE Y OCEANÍA

UNIDAD DE MEDIDA: INFORME **META:** 264

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	02	00	Productos de metales no ferrosos	368	0	0	0	0	368
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	19.576	0	0	0	0	19.576
402	08	07	00	Material de señalamiento	581	0	0	0	0	581
402	08	09	00	Repuestos y accesorios para equipos de transporte	145.511	0	0	0	0	145.511
402	08	10	00	Repuestos y accesorios para otros equipos	14.951	0	0	0	0	14.951
402	08	99	00	Otros productos metálicos	2.286	0	0	0	0	2.286
402	10	00	00	Productos varios y útiles diversos	1.112.218	0	0	0	0	1.112.218
402	10	01	00	Artículos de deporte, recreación y juguetes	3.956	0	0	0	0	3.956
402	10	02	00	Materiales y útiles de limpieza y aseo	226.457	0	0	0	0	226.457
402	10	03	00	Utensilios de cocina y comedor	75.543	0	0	0	0	75.543
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	141.854	0	0	0	0	141.854
402	10	06	00	Condecoraciones, ofrendas y similares	82.045	0	0	0	0	82.045
402	10	08	00	Materiales para equipos de computación	417.609	0	0	0	0	417.609
402	10	09	00	Especies timbradas y valores	10.791	0	0	0	0	10.791
402	10	10	00	Útiles religiosos	542	0	0	0	0	542
402	10	11	00	Materiales eléctricos	80.143	0	0	0	0	80.143
402	10	12	00	Materiales para instalaciones sanitarias	15.592	0	0	0	0	15.592
402	10	13	00	Materiales fotográficos	447	0	0	0	0	447
402	10	99	00	Otros productos y útiles diversos	57.239	0	0	0	0	57.239
402	99	00	00	Otros materiales y suministros	36.767	0	0	0	0	36.767
402	99	01	00	Otros materiales y suministros	36.767	0	0	0	0	36.767
403	**00**	**00**	**00**	**Servicios no personales**	**50.703.087**	**0**	**0**	**0**	**0**	**50.703.087**
403	01	00	00	Alquileres de inmuebles	38.612.282	0	0	0	0	38.612.282
403	01	01	00	Alquileres de edificios y locales	38.606.440	0	0	0	0	38.606.440
403	01	02	00	Alquileres de instalaciones culturales y recreativas	5.842	0	0	0	0	5.842

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065005 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE ASIA, MEDIO ORIENTE Y OCEANÍA

UNIDAD DE MEDIDA: INFORME **META:** 264

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	02	00	00	Alquileres de maquinaria y equipos	263.203	0	0	0	0	263.203
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	182.500	0	0	0	0	182.500
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	8.455	0	0	0	0	8.455
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	3.200	0	0	0	0	3.200
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	64.396	0	0	0	0	64.396
403	02	99	00	Alquileres de otras maquinaria y equipos	4.652	0	0	0	0	4.652
403	04	00	00	Servicios básicos	5.927.127	0	0	0	0	5.927.127
403	04	01	00	Electricidad	1.452.694	0	0	0	0	1.452.694
403	04	02	00	Gas	161.025	0	0	0	0	161.025
403	04	03	00	Agua	590.650	0	0	0	0	590.650
403	04	04	00	Teléfonos	1.290.722	0	0	0	0	1.290.722
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.290.722	0	0	0	0	1.290.722
403	04	05	00	Servicio de comunicaciones	1.349.930	0	0	0	0	1.349.930
403	04	06	00	Servicio de aseo urbano y domiciliario	17.960	0	0	0	0	17.960
403	04	07	00	Servicio de condominio	1.064.146	0	0	0	0	1.064.146
403	06	00	00	Servicios de transporte y almacenaje	660.526	0	0	0	0	660.526
403	06	01	00	Fletes y embalajes	432.588	0	0	0	0	432.588
403	06	02	00	Almacenaje	1.155	0	0	0	0	1.155
403	06	03	00	Estacionamiento	139.046	0	0	0	0	139.046
403	06	04	00	Peaje	69.776	0	0	0	0	69.776
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	17.961	0	0	0	0	17.961
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.159.611	0	0	0	0	1.159.611
403	07	01	00	Publicidad y propaganda	28.002	0	0	0	0	28.002
403	07	02	00	Imprenta y reproducción	462.310	0	0	0	0	462.310
403	07	03	00	Relaciones sociales	651.140	0	0	0	0	651.140

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065005 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE ASIA, MEDIO ORIENTE Y OCEANÍA

UNIDAD DE MEDIDA: INFORME **META:** 264

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	04	00	Avisos	18.159	0	0	0	0	18.159
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	523.140	0	0	0	0	523.140
403	08	01	00	Primas y gastos de seguros	408.841	0	0	0	0	408.841
403	08	02	00	Comisiones y gastos bancarios	114.299	0	0	0	0	114.299
403	09	00	00	Viáticos y pasajes	878.135	0	0	0	0	878.135
403	09	02	00	Viáticos y pasajes fuera del país	878.135	0	0	0	0	878.135
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	864.468	0	0	0	0	864.468
403	10	01	00	Servicios jurídicos	76.227	0	0	0	0	76.227
403	10	03	00	Servicios de procesamiento de datos	185.410	0	0	0	0	185.410
403	10	09	00	Servicios de lavandería y tintorería	62.353	0	0	0	0	62.353
403	10	10	00	Servicios de vigilancia	338.521	0	0	0	0	338.521
403	10	99	00	Otros servicios profesionales y técnicos	201.957	0	0	0	0	201.957
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	996.866	0	0	0	0	996.866
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	16.616	0	0	0	0	16.616
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	437.674	0	0	0	0	437.674
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	87.667	0	0	0	0	87.667
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	444.263	0	0	0	0	444.263
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	10.646	0	0	0	0	10.646
403	12	00	00	Conservación y reparaciones menores de obras	663.305	0	0	0	0	663.305
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	663.305	0	0	0	0	663.305
403	15	00	00	Servicios fiscales	81.296	0	0	0	0	81.296
403	15	02	00	Tasas y otros derechos obligatorios	59.345	0	0	0	0	59.345
403	15	03	00	Asignación a agentes de especies fiscales	1.146	0	0	0	0	1.146
403	15	99	00	Otros servicios fiscales	20.805	0	0	0	0	20.805

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065005 EJECUCIÓN DE ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO DEL SERVICIO EXTERIOR BOLIVARIANO EN EL CONTINENTE DE ASIA, MEDIO ORIENTE Y OCEANÍA

UNIDAD DE MEDIDA: INFORME **META:** 264

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	10.392	0	0	0	0	10.392
403	16	01	00	Servicios de diversión, esparcimiento y culturales	10.392	0	0	0	0	10.392
403	99	00	00	Otros servicios no personales	62.736	0	0	0	0	62.736
403	99	01	00	Otros servicios no personales	62.736	0	0	0	0	62.736
407	**00**	**00**	**00**	**Transferencias y donaciones**	**112.652**	**0**	**0**	**0**	**0**	**112.652**
407	02	00	00	Transferencias y donaciones corrientes al exterior	112.652	0	0	0	0	112.652
407	02	02	00	Donaciones corrientes al exterior	112.652	0	0	0	0	112.652
407	02	02	01	Donaciones corrientes a personas	112.652	0	0	0	0	112.652
				Totales	**85.556.441**	**0**	**0**	**0**	**0**	**85.556.441**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065006 EJECUTAR ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO EN CONYUNTURAS IMPREVISTAS

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**10.710.000**	0	0	0	0	**10.710.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.377.471	0	0	0	0	5.377.471
401	01	18	00	Remuneraciones al personal contratado	5.377.471	0	0	0	0	5.377.471
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	5.377.471	0	0	0	0	5.377.471
401	04	00	00	Complementos de sueldos y salarios	656.837	0	0	0	0	656.837
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	39.030	0	0	0	0	39.030
401	04	25	00	Complemento al personal contratado por gastos de alimentación	171.616	0	0	0	0	171.616
401	04	26	00	Bono compensatorio de alimentación al personal contratado	172.995	0	0	0	0	172.995
401	04	27	00	Bono compensatorio de transporte al personal contratado	273.196	0	0	0	0	273.196
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	510.094	0	0	0	0	510.094
401	05	07	00	Aguinaldos al personal contratado	376.178	0	0	0	0	376.178
401	05	08	00	Bono vacacional al personal contratado	133.916	0	0	0	0	133.916
401	06	00	00	Aportes patronales y legales	694.848	0	0	0	0	694.848
401	06	18	00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior	694.848	0	0	0	0	694.848
401	07	00	00	Asistencia socio-económica	1.197.939	0	0	0	0	1.197.939
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	1.197.939	0	0	0	0	1.197.939
401	08	00	00	Prestaciones sociales e indemnizaciones	2.272.811	0	0	0	0	2.272.811
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.272.811	0	0	0	0	2.272.811
402	00	00	00	**Materiales, suministros y mercancías**	**21.533.675**	0	0	0	0	**21.533.675**
402	01	00	00	Productos alimenticios y agropecuarios	15.760.140	0	0	0	0	15.760.140
402	01	01	00	Alimentos y bebidas para personas	15.723.484	0	0	0	0	15.723.484
402	01	03	00	Productos agrícolas y pecuarios	36.656	0	0	0	0	36.656
402	03	00	00	Textiles y vestuarios	519.751	0	0	0	0	519.751
402	03	01	00	Textiles	413.715	0	0	0	0	413.715

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065006 EJECUTAR ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO EN CONYUNTURAS IMPREVISTAS

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	02	00	Prendas de vestir	106.036	0	0	0	0	106.036
402	04	00	00	Productos de cuero y caucho	429.238	0	0	0	0	429.238
402	04	03	00	Cauchos y tripas para vehículos	429.238	0	0	0	0	429.238
402	05	00	00	Productos de papel, cartón e impresos	545.718	0	0	0	0	545.718
402	05	01	00	Pulpa de madera, papel y cartón	30.772	0	0	0	0	30.772
402	05	02	00	Envases y cajas de papel y cartón	26.886	0	0	0	0	26.886
402	05	03	00	Productos de papel y cartón para oficina	327.305	0	0	0	0	327.305
402	05	04	00	Libros, revistas y periódicos	154.515	0	0	0	0	154.515
402	05	06	00	Productos de papel y cartón para computación	6.240	0	0	0	0	6.240
402	06	00	00	Productos químicos y derivados	810.023	0	0	0	0	810.023
402	06	03	00	Tintas, pinturas y colorantes	52.472	0	0	0	0	52.472
402	06	04	00	Productos farmacéuticos y medicamentos	73.750	0	0	0	0	73.750
402	06	05	00	Productos de tocador	35.657	0	0	0	0	35.657
402	06	06	00	Combustibles y lubricantes	553.237	0	0	0	0	553.237
402	06	08	00	Productos plásticos	94.907	0	0	0	0	94.907
402	07	00	00	Productos minerales no metálicos	220.007	0	0	0	0	220.007
402	07	01	00	Productos de barro, loza y porcelana	77.377	0	0	0	0	77.377
402	07	02	00	Vidrios y productos de vidrio	142.630	0	0	0	0	142.630
402	08	00	00	Productos metálicos	1.484.135	0	0	0	0	1.484.135
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	53.721	0	0	0	0	53.721
402	08	05	00	Materiales de orden público, seguridad y defensa	897.751	0	0	0	0	897.751
402	08	07	00	Material de señalamiento	12.837	0	0	0	0	12.837
402	08	09	00	Repuestos y accesorios para equipos de transporte	470.975	0	0	0	0	470.975
402	08	99	00	Otros productos metálicos	48.851	0	0	0	0	48.851
402	10	00	00	Productos varios y útiles diversos	1.764.663	0	0	0	0	1.764.663

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065006 EJECUTAR ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO EN CONYUNTURAS IMPREVISTAS

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	266.616	0	0	0	0	266.616
402	10	03	00	Utensilios de cocina y comedor	713.148	0	0	0	0	713.148
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	358.170	0	0	0	0	358.170
402	10	06	00	Condecoraciones, ofrendas y similares	25.462	0	0	0	0	25.462
402	10	07	00	Productos de seguridad en el trabajo	44.037	0	0	0	0	44.037
402	10	08	00	Materiales para equipos de computación	224.493	0	0	0	0	224.493
402	10	09	00	Especies timbradas y valores	21.394	0	0	0	0	21.394
402	10	11	00	Materiales eléctricos	54.969	0	0	0	0	54.969
402	10	12	00	Materiales para instalaciones sanitarias	25.673	0	0	0	0	25.673
402	10	13	00	Materiales fotográficos	30.701	0	0	0	0	30.701
403	**00**	**00**	**00**	**Servicios no personales**	**35.171.400**	**0**	**0**	**0**	**0**	**35.171.400**
403	01	00	00	Alquileres de inmuebles	8.089.922	0	0	0	0	8.089.922
403	01	01	00	Alquileres de edificios y locales	7.479.636	0	0	0	0	7.479.636
403	01	02	00	Alquileres de instalaciones culturales y recreativas	190.959	0	0	0	0	190.959
403	01	03	00	Alquileres de tierras y terrenos	419.327	0	0	0	0	419.327
403	02	00	00	Alquileres de maquinaria y equipos	5.602.336	0	0	0	0	5.602.336
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	4.145.830	0	0	0	0	4.145.830
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	38.119	0	0	0	0	38.119
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	13.570	0	0	0	0	13.570
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	1.404.817	0	0	0	0	1.404.817
403	04	00	00	Servicios básicos	1.781.614	0	0	0	0	1.781.614
403	04	01	00	Electricidad	446.240	0	0	0	0	446.240
403	04	02	00	Gas	38.638	0	0	0	0	38.638
403	04	03	00	Agua	302.364	0	0	0	0	302.364
403	04	04	00	Teléfonos	349.551	0	0	0	0	349.551

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065006 EJECUTAR ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO EN CONYUNTURAS IMPREVISTAS

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	349.551	0	0	0	0	349.551
403	04	05	00	Servicio de comunicaciones	281.644	0	0	0	0	281.644
403	04	06	00	Servicio de aseo urbano y domiciliario	27.975	0	0	0	0	27.975
403	04	07	00	Servicio de condominio	335.202	0	0	0	0	335.202
403	06	00	00	Servicios de transporte y almacenaje	160.064	0	0	0	0	160.064
403	06	01	00	Fletes y embalajes	131.571	0	0	0	0	131.571
403	06	03	00	Estacionamiento	10.328	0	0	0	0	10.328
403	06	04	00	Peaje	374	0	0	0	0	374
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	17.791	0	0	0	0	17.791
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.514.316	0	0	0	0	3.514.316
403	07	01	00	Publicidad y propaganda	268.653	0	0	0	0	268.653
403	07	02	00	Imprenta y reproducción	309.689	0	0	0	0	309.689
403	07	03	00	Relaciones sociales	2.890.732	0	0	0	0	2.890.732
403	07	04	00	Avisos	45.242	0	0	0	0	45.242
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	93.861	0	0	0	0	93.861
403	08	01	00	Primas y gastos de seguros	39.686	0	0	0	0	39.686
403	08	02	00	Comisiones y gastos bancarios	54.175	0	0	0	0	54.175
403	09	00	00	Viáticos y pasajes	9.771.149	0	0	0	0	9.771.149
403	09	02	00	Viáticos y pasajes fuera del país	9.771.149	0	0	0	0	9.771.149
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	942.860	0	0	0	0	942.860
403	10	01	00	Servicios jurídicos	187.199	0	0	0	0	187.199
403	10	02	00	Servicios de contabilidad y auditoría	18.870	0	0	0	0	18.870
403	10	03	00	Servicios de procesamiento de datos	45.108	0	0	0	0	45.108
403	10	09	00	Servicios de lavandería y tintorería	8.986	0	0	0	0	8.986
403	10	10	00	Servicios de vigilancia	241.263	0	0	0	0	241.263

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127680 060065000 FORTALECIMIENTO OPERATIVO DE LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ACREDITADAS EN EL SERVICIO EXTERIOR.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PRESENCIA DE VENEZUELA EN LOS PAÍSES GEOESTRATÉGICOS DONDE SE TIENE REPRESENTACIÓN DIPLOMÁTICA Y CONSULAR, A TRAVÉS DE PROCESOS ADMINISTRATIVOS Y LOGÍSTICOS EFICIENTES Y DINÁMICOS.

UNIDAD DE MEDIDA: INFORME **META:** 2.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060065006 EJECUTAR ACTIVIDADES PERTINENTES A GARANTIZAR EL SOPORTE OPERATIVO EN CONYUNTURAS IMPREVISTAS

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	441.434	0	0	0	0	441.434
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	255.678	0	0	0	0	255.678
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	130.042	0	0	0	0	130.042
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	1.123	0	0	0	0	1.123
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	124.513	0	0	0	0	124.513
403	12	00	00	Conservación y reparaciones menores de obras	3.478.929	0	0	0	0	3.478.929
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.478.929	0	0	0	0	3.478.929
403	15	00	00	Servicios fiscales	81.664	0	0	0	0	81.664
403	15	02	00	Tasas y otros derechos obligatorios	81.664	0	0	0	0	81.664
403	18	00	00	Impuestos indirectos	1.375.598	0	0	0	0	1.375.598
403	18	01	00	Impuesto al valor agregado	1.375.598	0	0	0	0	1.375.598
403	99	00	00	Otros servicios no personales	23.409	0	0	0	0	23.409
403	99	01	00	Otros servicios no personales	23.409	0	0	0	0	23.409
				Totales	**67.415.075**	**0**	**0**	**0**	**0**	**67.415.075**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

06 - 121

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127710 060066000 IDENTIFICAR, DETERMINAR Y PRESERVAR EN UNA PRIMERA FASE LA FRONTERA TERRESTRE, FLUVIAL Y MARÍTIMA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA CON LOS PAÍSES VECINOS.

OBJETIVO DEL PROYECTO: FORTALECER LA SOBERANÍA NACIONAL ACELERANDO LA CONFORMACIÓN DEL BLOQUE GEOPOLÍTICO REGIONAL Y DE UN MUNDO MULTIPOLAR.

UNIDAD DE MEDIDA: ACTIVIDAD

META: 22

RESPONSABLE/EJECUTOR: OFICINA DE FRONTERAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**213.750**	**0**	**0**	**0**	**0**	**213.750**
401	01	00	00	Sueldos, salarios y otras retribuciones	213.750	0	0	0	0	213.750
401	01	12	00	Salarios a obreros en puestos no permanentes	213.750	0	0	0	0	213.750
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**174.060**	**0**	**0**	**0**	**0**	**174.060**
402	06	00	00	Productos químicos y derivados	174.060	0	0	0	0	174.060
402	06	03	00	Tintas, pinturas y colorantes	156.060	0	0	0	0	156.060
402	06	06	00	Combustibles y lubricantes	18.000	0	0	0	0	18.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.608.222**	**0**	**0**	**0**	**0**	**3.608.222**
403	09	00	00	Viáticos y pasajes	2.286.743	0	0	0	0	2.286.743
403	09	01	00	Viáticos y pasajes dentro del país	1.248.375	0	0	0	0	1.248.375
403	09	02	00	Viáticos y pasajes fuera del país	1.038.368	0	0	0	0	1.038.368
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	88.000	0	0	0	0	88.000
403	10	07	00	Servicios de capacitación y adiestramiento	88.000	0	0	0	0	88.000
403	12	00	00	Conservación y reparaciones menores de obras	1.050.099	0	0	0	0	1.050.099
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.050.099	0	0	0	0	1.050.099
403	18	00	00	Impuestos indirectos	183.380	0	0	0	0	183.380
403	18	01	00	Impuesto al valor agregado	183.380	0	0	0	0	183.380
				Totales	**3.996.032**	**0**	**0**	**0**	**0**	**3.996.032**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 06 - 122

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127710 060066000 IDENTIFICAR, DETERMINAR Y PRESERVAR EN UNA PRIMERA FASE LA FRONTERA TERRESTRE, FLUVIAL Y MARÍTIMA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA CON LOS PAÍSES VECINOS.

OBJETIVO DEL PROYECTO: FORTALECER LA SOBERANÍA NACIONAL ACELERANDO LA CONFORMACIÓN DEL BLOQUE GEOPOLÍTICO REGIONAL Y DE UN MUNDO MULTIPOLAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 22

RESPONSABLE/EJECUTOR: OFICINA DE FRONTERAS **PRESUPUESTO:** **2016**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127710 060066000 IDENTIFICAR, DETERMINAR Y PRESERVAR EN UNA PRIMERA FASE LA FRONTERA TERRESTRE, FLUVIAL Y MARÍTIMA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA CON LOS PAÍSES VECINOS.

OBJETIVO DEL PROYECTO: FORTALECER LA SOBERANÍA NACIONAL ACELERANDO LA CONFORMACIÓN DEL BLOQUE GEOPOLÍTICO REGIONAL Y DE UN MUNDO MULTIPOLAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 22

RESPONSABLE/EJECUTOR: OFICINA DE FRONTERAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060066001 PARTICIPACIÓN EN JORNADAS, CONFERENCIAS Y FOROS EN REPRESENTACIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS ESPACIOS BILATERALES Y MULTILATERALES DE DISCUSIÓN FRONTERIZA

UNIDAD DE MEDIDA: JORNADA **META:** 9

RESPONSABLE/EJECUTOR: OFICINA DE FRONTERAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**858.440**	**0**	**0**	**0**	**0**	**858.440**
403	09	00	00	Viáticos y pasajes	858.440	0	0	0	0	858.440
403	09	02	00	Viáticos y pasajes fuera del país	858.440	0	0	0	0	858.440
				Totales	**858.440**	**0**	**0**	**0**	**0**	**858.440**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127710 060066000 IDENTIFICAR, DETERMINAR Y PRESERVAR EN UNA PRIMERA FASE LA FRONTERA TERRESTRE, FLUVIAL Y MARÍTIMA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA CON LOS PAÍSES VECINOS.

OBJETIVO DEL PROYECTO: FORTALECER LA SOBERANÍA NACIONAL ACELERANDO LA CONFORMACIÓN DEL BLOQUE GEOPOLÍTICO REGIONAL Y DE UN MUNDO MULTIPOLAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 22

RESPONSABLE/EJECUTOR: OFICINA DE FRONTERAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060066002 REALIZACIÓN DE CAMPAÑAS INSTITUCIONALES PARA LA PRESERVACIÓN Y DEMARCACIÓN DE LOS LÍMITES TERRESTRES Y FLUVIALES

UNIDAD DE MEDIDA: CAMPAÑA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE FRONTERAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**213.750**	**0**	**0**	**0**	**0**	**213.750**
401	01	00	00	Sueldos, salarios y otras retribuciones	213.750	0	0	0	0	213.750
401	01	12	00	Salarios a obreros en puestos no permanentes	213.750	0	0	0	0	213.750
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**174.060**	**0**	**0**	**0**	**0**	**174.060**
402	06	00	00	Productos químicos y derivados	174.060	0	0	0	0	174.060
402	06	03	00	Tintas, pinturas y colorantes	156.060	0	0	0	0	156.060
402	06	06	00	Combustibles y lubricantes	18.000	0	0	0	0	18.000
403	**00**	**00**	**00**	**Servicios no personales**	**690.190**	**0**	**0**	**0**	**0**	**690.190**
403	09	00	00	Viáticos y pasajes	669.303	0	0	0	0	669.303
403	09	01	00	Viáticos y pasajes dentro del país	489.375	0	0	0	0	489.375
403	09	02	00	Viáticos y pasajes fuera del país	179.928	0	0	0	0	179.928
403	18	00	00	Impuestos indirectos	20.887	0	0	0	0	20.887
403	18	01	00	Impuesto al valor agregado	20.887	0	0	0	0	20.887
				Totales	**1.078.000**	**0**	**0**	**0**	**0**	**1.078.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

06 - 125

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127710 060066000 IDENTIFICAR, DETERMINAR Y PRESERVAR EN UNA PRIMERA FASE LA FRONTERA TERRESTRE, FLUVIAL Y MARÍTIMA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA CON LOS PAÍSES VECINOS.

OBJETIVO DEL PROYECTO: FORTALECER LA SOBERANÍA NACIONAL ACELERANDO LA CONFORMACIÓN DEL BLOQUE GEOPOLÍTICO REGIONAL Y DE UN MUNDO MULTIPOLAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 22

RESPONSABLE/EJECUTOR: OFICINA DE FRONTERAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060066003 SISTEMATIZACIÓN, AUTOMATIZACIÓN Y PROCESAMIENTO DE LA DATA RECOPILADA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 8

RESPONSABLE/EJECUTOR: OFICINA DE FRONTERAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**98.560**	**0**	**0**	**0**	**0**	**98.560**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	88.000	0	0	0	0	88.000
403	10	07	00	Servicios de capacitación y adiestramiento	88.000	0	0	0	0	88.000
403	18	00	00	Impuestos indirectos	10.560	0	0	0	0	10.560
403	18	01	00	Impuesto al valor agregado	10.560	0	0	0	0	10.560
				Totales	**98.560**	**0**	**0**	**0**	**0**	**98.560**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127710 060066000 IDENTIFICAR, DETERMINAR Y PRESERVAR EN UNA PRIMERA FASE LA FRONTERA TERRESTRE, FLUVIAL Y MARÍTIMA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA CON LOS PAÍSES VECINOS.

OBJETIVO DEL PROYECTO: FORTALECER LA SOBERANÍA NACIONAL ACELERANDO LA CONFORMACIÓN DEL BLOQUE GEOPOLÍTICO REGIONAL Y DE UN MUNDO MULTIPOLAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 22

RESPONSABLE/EJECUTOR: OFICINA DE FRONTERAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060066004 REACONDICIONAR, EQUIPAR Y REALIZAR VISITAS DE INSPECCIÓN A LOS ESTABLECIMIENTOS FRONTERIZOS

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE FRONTERAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.961.032**	**0**	**0**	**0**	**0**	**1.961.032**
403	09	00	00	Viáticos y pasajes	759.000	0	0	0	0	759.000
403	09	01	00	Viáticos y pasajes dentro del país	759.000	0	0	0	0	759.000
403	12	00	00	Conservación y reparaciones menores de obras	1.050.099	0	0	0	0	1.050.099
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.050.099	0	0	0	0	1.050.099
403	18	00	00	Impuestos indirectos	151.933	0	0	0	0	151.933
403	18	01	00	Impuesto al valor agregado	151.933	0	0	0	0	151.933
				Totales	**1.961.032**	**0**	**0**	**0**	**0**	**1.961.032**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127716 060067000 FORTALECIMIENTO DE LA POLÍTICA EXTERIOR CULTURAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS PARA LA VISIBILIZACIÓN Y EL FORTALECIMIENTO DE LOS MOVIMIENTOS SOCIALES QUE HACEN VIDA EN LAS REGIONES DEL MUNDO DONDE VENEZUELA TIENE PRESENCIA A TRAVÉS DE SUS REPRESENTACIONES DIPLOMÁTICAS Y CONSULARES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**415.035**	**0**	**0**	**0**	**0**	**415.035**
401	01	00	00	Sueldos, salarios y otras retribuciones	411.037	0	0	0	0	411.037
401	01	18	00	Remuneraciones al personal contratado	411.037	0	0	0	0	411.037
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	411.037	0	0	0	0	411.037
401	04	00	00	Complementos de sueldos y salarios	3.998	0	0	0	0	3.998
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	3.998	0	0	0	0	3.998
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**603.316**	**0**	**0**	**0**	**0**	**603.316**
402	01	00	00	Productos alimenticios y agropecuarios	289.055	0	0	0	0	289.055
402	01	01	00	Alimentos y bebidas para personas	287.521	0	0	0	0	287.521
402	01	03	00	Productos agrícolas y pecuarios	1.534	0	0	0	0	1.534
402	03	00	00	Textiles y vestuarios	52.881	0	0	0	0	52.881
402	03	01	00	Textiles	2.629	0	0	0	0	2.629
402	03	02	00	Prendas de vestir	50.252	0	0	0	0	50.252
402	05	00	00	Productos de papel, cartón e impresos	54.943	0	0	0	0	54.943
402	05	01	00	Pulpa de madera, papel y cartón	14.490	0	0	0	0	14.490
402	05	02	00	Envases y cajas de papel y cartón	767	0	0	0	0	767
402	05	03	00	Productos de papel y cartón para oficina	16.599	0	0	0	0	16.599
402	05	05	00	Material de enseñanza	9.837	0	0	0	0	9.837
402	05	06	00	Productos de papel y cartón para computación	2.232	0	0	0	0	2.232
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	11.018	0	0	0	0	11.018
402	06	00	00	Productos químicos y derivados	35.716	0	0	0	0	35.716
402	06	03	00	Tintas, pinturas y colorantes	12.530	0	0	0	0	12.530
402	06	06	00	Combustibles y lubricantes	4.673	0	0	0	0	4.673
402	06	08	00	Productos plásticos	18.513	0	0	0	0	18.513
402	08	00	00	Productos metálicos	888	0	0	0	0	888
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	501	0	0	0	0	501
402	08	99	00	Otros productos metálicos	387	0	0	0	0	387
402	10	00	00	Productos varios y útiles diversos	167.628	0	0	0	0	167.628
402	10	01	00	Artículos de deporte, recreación y juguetes	23.708	0	0	0	0	23.708
402	10	02	00	Materiales y útiles de limpieza y aseo	7.672	0	0	0	0	7.672

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127716 060067000 FORTALECIMIENTO DE LA POLÍTICA EXTERIOR CULTURAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS PARA LA VISIBILIZACIÓN Y EL FORTALECIMIENTO DE LOS MOVIMIENTOS SOCIALES QUE HACEN VIDA EN LAS REGIONES DEL MUNDO DONDE VENEZUELA TIENE PRESENCIA A TRAVÉS DE SUS REPRESENTACIONES DIPLOMÁTICAS Y CONSULARES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	27.352	0	0	0	0	27.352
402	10	06	00	Condecoraciones, ofrendas y similares	23.926	0	0	0	0	23.926
402	10	08	00	Materiales para equipos de computación	24.316	0	0	0	0	24.316
402	10	11	00	Materiales eléctricos	898	0	0	0	0	898
402	10	99	00	Otros productos y útiles diversos	59.756	0	0	0	0	59.756
402	99	00	00	Otros materiales y suministros	2.205	0	0	0	0	2.205
402	99	01	00	Otros materiales y suministros	2.205	0	0	0	0	2.205
403	**00**	**00**	**00**	**Servicios no personales**	**2.598.602**	**0**	**0**	**0**	**0**	**2.598.602**
403	01	00	00	Alquileres de inmuebles	1.497	0	0	0	0	1.497
403	01	01	00	Alquileres de edificios y locales	1.497	0	0	0	0	1.497
403	02	00	00	Alquileres de maquinaria y equipos	86.413	0	0	0	0	86.413
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	25.189	0	0	0	0	25.189
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	1.903	0	0	0	0	1.903
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	2.137	0	0	0	0	2.137
403	02	99	00	Alquileres de otras maquinaria y equipos	57.184	0	0	0	0	57.184
403	04	00	00	Servicios básicos	3.099	0	0	0	0	3.099
403	04	05	00	Servicio de comunicaciones	3.099	0	0	0	0	3.099
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	127	0	0	0	0	127
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	127	0	0	0	0	127
403	06	00	00	Servicios de transporte y almacenaje	23.578	0	0	0	0	23.578
403	06	01	00	Fletes y embalajes	22.804	0	0	0	0	22.804
403	06	03	00	Estacionamiento	774	0	0	0	0	774
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.019.951	0	0	0	0	1.019.951
403	07	01	00	Publicidad y propaganda	114.777	0	0	0	0	114.777
403	07	02	00	Imprenta y reproducción	271.561	0	0	0	0	271.561
403	07	03	00	Relaciones sociales	621.263	0	0	0	0	621.263
403	07	04	00	Avisos	12.350	0	0	0	0	12.350
403	09	00	00	Viáticos y pasajes	1.048.101	0	0	0	0	1.048.101
403	09	02	00	Viáticos y pasajes fuera del país	1.048.101	0	0	0	0	1.048.101
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	315.629	0	0	0	0	315.629

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127716 060067000 FORTALECIMIENTO DE LA POLÍTICA EXTERIOR CULTURAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS PARA LA VISIBILIZACIÓN Y EL FORTALECIMIENTO DE LOS MOVIMIENTOS SOCIALES QUE HACEN VIDA EN LAS REGIONES DEL MUNDO DONDE VENEZUELA TIENE PRESENCIA A TRAVÉS DE SUS REPRESENTACIONES DIPLOMÁTICAS Y CONSULARES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	08	00	Servicios presupuestarios	389	0	0	0	0	389
403	10	10	00	Servicios de vigilancia	7.991	0	0	0	0	7.991
403	10	99	00	Otros servicios profesionales y técnicos	307.249	0	0	0	0	307.249
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.715	0	0	0	0	20.715
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	15.345	0	0	0	0	15.345
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.370	0	0	0	0	5.370
403	15	00	00	Servicios fiscales	630	0	0	0	0	630
403	15	02	00	Tasas y otros derechos obligatorios	630	0	0	0	0	630
403	16	00	00	Servicios de diversión, esparcimiento y culturales	71.428	0	0	0	0	71.428
403	16	01	00	Servicios de diversión, esparcimiento y culturales	71.428	0	0	0	0	71.428
403	99	00	00	Otros servicios no personales	7.434	0	0	0	0	7.434
403	99	01	00	Otros servicios no personales	7.434	0	0	0	0	7.434
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.836**	**0**	**0**	**0**	**0**	**3.836**
407	02	00	00	Transferencias y donaciones corrientes al exterior	3.836	0	0	0	0	3.836
407	02	02	00	Donaciones corrientes al exterior	3.836	0	0	0	0	3.836
407	02	02	01	Donaciones corrientes a personas	3.836	0	0	0	0	3.836
				Totales	**3.620.789**	**0**	**0**	**0**	**0**	**3.620.789**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127716 060067000 FORTALECIMIENTO DE LA POLÍTICA EXTERIOR CULTURAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS PARA LA VISIBILIZACIÓN Y EL FORTALECIMIENTO DE LOS MOVIMIENTOS SOCIALES QUE HACEN VIDA EN LAS REGIONES DEL MUNDO DONDE VENEZUELA TIENE PRESENCIA A TRAVÉS DE SUS REPRESENTACIONES DIPLOMÁTICAS Y CONSULARES.

UNIDAD DE MEDIDA: ACTIVIDAD

META: 459

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127716 060067000 FORTALECIMIENTO DE LA POLÍTICA EXTERIOR CULTURAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS PARA LA VISIBILIZACIÓN Y EL FORTALECIMIENTO DE LOS MOVIMIENTOS SOCIALES QUE HACEN VIDA EN LAS REGIONES DEL MUNDO DONDE VENEZUELA TIENE PRESENCIA A TRAVÉS DE SUS REPRESENTACIONES DIPLOMÁTICAS Y CONSULARES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060067001 EJECUCIÓN DE ACTIVIDADES CULTURALES DE LOS INSTITUTOS VENEZOLANOS PARA LA CULTURA Y LA COOPERACIÓN Y CENTROS CULTURALES ACREDITADOS EN AMÉRICA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 226

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**117.495**	**0**	**0**	**0**	**0**	**117.495**
401	01	00	00	Sueldos, salarios y otras retribuciones	113.497	0	0	0	0	113.497
401	01	18	00	Remuneraciones al personal contratado	113.497	0	0	0	0	113.497
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	113.497	0	0	0	0	113.497
401	04	00	00	Complementos de sueldos y salarios	3.998	0	0	0	0	3.998
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	3.998	0	0	0	0	3.998
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**364.002**	**0**	**0**	**0**	**0**	**364.002**
402	01	00	00	Productos alimenticios y agropecuarios	191.343	0	0	0	0	191.343
402	01	01	00	Alimentos y bebidas para personas	189.809	0	0	0	0	189.809
402	01	03	00	Productos agrícolas y pecuarios	1.534	0	0	0	0	1.534
402	03	00	00	Textiles y vestuarios	48.273	0	0	0	0	48.273
402	03	01	00	Textiles	2.629	0	0	0	0	2.629
402	03	02	00	Prendas de vestir	45.644	0	0	0	0	45.644
402	05	00	00	Productos de papel, cartón e impresos	27.626	0	0	0	0	27.626
402	05	01	00	Pulpa de madera, papel y cartón	5.953	0	0	0	0	5.953
402	05	02	00	Envases y cajas de papel y cartón	767	0	0	0	0	767
402	05	03	00	Productos de papel y cartón para oficina	12.786	0	0	0	0	12.786
402	05	05	00	Material de enseñanza	3.132	0	0	0	0	3.132
402	05	06	00	Productos de papel y cartón para computación	2.232	0	0	0	0	2.232
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.756	0	0	0	0	2.756
402	06	00	00	Productos químicos y derivados	19.299	0	0	0	0	19.299
402	06	03	00	Tintas, pinturas y colorantes	8.090	0	0	0	0	8.090
402	06	06	00	Combustibles y lubricantes	4.673	0	0	0	0	4.673
402	06	08	00	Productos plásticos	6.536	0	0	0	0	6.536
402	08	00	00	Productos metálicos	501	0	0	0	0	501

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127716 060067000 FORTALECIMIENTO DE LA POLÍTICA EXTERIOR CULTURAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS PARA LA VISIBILIZACIÓN Y EL FORTALECIMIENTO DE LOS MOVIMIENTOS SOCIALES QUE HACEN VIDA EN LAS REGIONES DEL MUNDO DONDE VENEZUELA TIENE PRESENCIA A TRAVÉS DE SUS REPRESENTACIONES DIPLOMÁTICAS Y CONSULARES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060067001 EJECUCIÓN DE ACTIVIDADES CULTURALES DE LOS INSTITUTOS VENEZOLANOS PARA LA CULTURA Y LA COOPERACIÓN Y CENTROS CULTURALES ACREDITADOS EN AMÉRICA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 226

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	501	0	0	0	0	501
402	10	00	00	Productos varios y útiles diversos	76.960	0	0	0	0	76.960
402	10	01	00	Artículos de deporte, recreación y juguetes	18.344	0	0	0	0	18.344
402	10	02	00	Materiales y útiles de limpieza y aseo	7.672	0	0	0	0	7.672
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	11.513	0	0	0	0	11.513
402	10	06	00	Condecoraciones, ofrendas y similares	8.844	0	0	0	0	8.844
402	10	08	00	Materiales para equipos de computación	21.718	0	0	0	0	21.718
402	10	11	00	Materiales eléctricos	898	0	0	0	0	898
402	10	99	00	Otros productos y útiles diversos	7.971	0	0	0	0	7.971
403	**00**	**00**	**00**	**Servicios no personales**	**889.827**	**0**	**0**	**0**	**0**	**889.827**
403	01	00	00	Alquileres de inmuebles	1.497	0	0	0	0	1.497
403	01	01	00	Alquileres de edificios y locales	1.497	0	0	0	0	1.497
403	02	00	00	Alquileres de maquinaria y equipos	68.650	0	0	0	0	68.650
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	8.230	0	0	0	0	8.230
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	1.903	0	0	0	0	1.903
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	1.333	0	0	0	0	1.333
403	02	99	00	Alquileres de otras maquinaria y equipos	57.184	0	0	0	0	57.184
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	127	0	0	0	0	127
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	127	0	0	0	0	127
403	06	00	00	Servicios de transporte y almacenaje	1.023	0	0	0	0	1.023
403	06	01	00	Fletes y embalajes	1.023	0	0	0	0	1.023
403	07	00	00	Servicios de información, impresión y relaciones públicas	327.185	0	0	0	0	327.185
403	07	01	00	Publicidad y propaganda	13.999	0	0	0	0	13.999
403	07	02	00	Imprenta y reproducción	65.248	0	0	0	0	65.248
403	07	03	00	Relaciones sociales	235.588	0	0	0	0	235.588

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127716 060067000 FORTALECIMIENTO DE LA POLÍTICA EXTERIOR CULTURAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS PARA LA VISIBILIZACIÓN Y EL FORTALECIMIENTO DE LOS MOVIMIENTOS SOCIALES QUE HACEN VIDA EN LAS REGIONES DEL MUNDO DONDE VENEZUELA TIENE PRESENCIA A TRAVÉS DE SUS REPRESENTACIONES DIPLOMÁTICAS Y CONSULARES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060067001 EJECUCIÓN DE ACTIVIDADES CULTURALES DE LOS INSTITUTOS VENEZOLANOS PARA LA CULTURA Y LA COOPERACIÓN Y CENTROS CULTURALES ACREDITADOS EN AMÉRICA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 226

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	04	00	Avisos	12.350	0	0	0	0	12.350
403	09	00	00	Viáticos y pasajes	378.708	0	0	0	0	378.708
403	09	02	00	Viáticos y pasajes fuera del país	378.708	0	0	0	0	378.708
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	35.144	0	0	0	0	35.144
403	10	08	00	Servicios presupuestarios	389	0	0	0	0	389
403	10	10	00	Servicios de vigilancia	7.991	0	0	0	0	7.991
403	10	99	00	Otros servicios profesionales y técnicos	26.764	0	0	0	0	26.764
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.715	0	0	0	0	20.715
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	15.345	0	0	0	0	15.345
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.370	0	0	0	0	5.370
403	16	00	00	Servicios de diversión, esparcimiento y culturales	49.344	0	0	0	0	49.344
403	16	01	00	Servicios de diversión, esparcimiento y culturales	49.344	0	0	0	0	49.344
403	99	00	00	Otros servicios no personales	7.434	0	0	0	0	7.434
403	99	01	00	Otros servicios no personales	7.434	0	0	0	0	7.434
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.836**	**0**	**0**	**0**	**0**	**3.836**
407	02	00	00	Transferencias y donaciones corrientes al exterior	3.836	0	0	0	0	3.836
407	02	02	00	Donaciones corrientes al exterior	3.836	0	0	0	0	3.836
407	02	02	01	Donaciones corrientes a personas	3.836	0	0	0	0	3.836
				Totales	**1.375.160**	**0**	**0**	**0**	**0**	**1.375.160**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127716 060067000 FORTALECIMIENTO DE LA POLÍTICA EXTERIOR CULTURAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS PARA LA VISIBILIZACIÓN Y EL FORTALECIMIENTO DE LOS MOVIMIENTOS SOCIALES QUE HACEN VIDA EN LAS REGIONES DEL MUNDO DONDE VENEZUELA TIENE PRESENCIA A TRAVÉS DE SUS REPRESENTACIONES DIPLOMÁTICAS Y CONSULARES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060067002 EJECUCIÓN DE ACTIVIDADES CULTURALES DE LOS INSTITUTOS VENEZOLANOS PARA LA CULTURA Y LA COOPERACIÓN Y CENTROS CULTURALES ACREDITADOS EN EUROPA Y SUS DEPENDENCIAS

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 233

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**297.540**	**0**	**0**	**0**	**0**	**297.540**
401	01	00	00	Sueldos, salarios y otras retribuciones	297.540	0	0	0	0	297.540
401	01	18	00	Remuneraciones al personal contratado	297.540	0	0	0	0	297.540
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	297.540	0	0	0	0	297.540
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**239.314**	**0**	**0**	**0**	**0**	**239.314**
402	01	00	00	Productos alimenticios y agropecuarios	97.712	0	0	0	0	97.712
402	01	01	00	Alimentos y bebidas para personas	97.712	0	0	0	0	97.712
402	03	00	00	Textiles y vestuarios	4.608	0	0	0	0	4.608
402	03	02	00	Prendas de vestir	4.608	0	0	0	0	4.608
402	05	00	00	Productos de papel, cartón e impresos	27.317	0	0	0	0	27.317
402	05	01	00	Pulpa de madera, papel y cartón	8.537	0	0	0	0	8.537
402	05	03	00	Productos de papel y cartón para oficina	3.813	0	0	0	0	3.813
402	05	05	00	Material de enseñanza	6.705	0	0	0	0	6.705
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	8.262	0	0	0	0	8.262
402	06	00	00	Productos químicos y derivados	16.417	0	0	0	0	16.417
402	06	03	00	Tintas, pinturas y colorantes	4.440	0	0	0	0	4.440
402	06	08	00	Productos plásticos	11.977	0	0	0	0	11.977
402	08	00	00	Productos metálicos	387	0	0	0	0	387
402	08	99	00	Otros productos metálicos	387	0	0	0	0	387
402	10	00	00	Productos varios y útiles diversos	90.668	0	0	0	0	90.668
402	10	01	00	Artículos de deporte, recreación y juguetes	5.364	0	0	0	0	5.364
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.839	0	0	0	0	15.839
402	10	06	00	Condecoraciones, ofrendas y similares	15.082	0	0	0	0	15.082
402	10	08	00	Materiales para equipos de computación	2.598	0	0	0	0	2.598
402	10	99	00	Otros productos y útiles diversos	51.785	0	0	0	0	51.785

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127716 060067000 FORTALECIMIENTO DE LA POLÍTICA EXTERIOR CULTURAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: APLICAR ESTRATEGIAS PARA LA VISIBILIZACIÓN Y EL FORTALECIMIENTO DE LOS MOVIMIENTOS SOCIALES QUE HACEN VIDA EN LAS REGIONES DEL MUNDO DONDE VENEZUELA TIENE PRESENCIA A TRAVÉS DE SUS REPRESENTACIONES DIPLOMÁTICAS Y CONSULARES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060067002 EJECUCIÓN DE ACTIVIDADES CULTURALES DE LOS INSTITUTOS VENEZOLANOS PARA LA CULTURA Y LA COOPERACIÓN Y CENTROS CULTURALES ACREDITADOS EN EUROPA Y SUS DEPENDENCIAS

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 233

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	99	00	00	Otros materiales y suministros	2.205	0	0	0	0	2.205
402	99	01	00	Otros materiales y suministros	2.205	0	0	0	0	2.205
403	**00**	**00**	**00**	**Servicios no personales**	**1.708.775**	**0**	**0**	**0**	**0**	**1.708.775**
403	02	00	00	Alquileres de maquinaria y equipos	17.763	0	0	0	0	17.763
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	16.959	0	0	0	0	16.959
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	804	0	0	0	0	804
403	04	00	00	Servicios básicos	3.099	0	0	0	0	3.099
403	04	05	00	Servicio de comunicaciones	3.099	0	0	0	0	3.099
403	06	00	00	Servicios de transporte y almacenaje	22.555	0	0	0	0	22.555
403	06	01	00	Fletes y embalajes	21.781	0	0	0	0	21.781
403	06	03	00	Estacionamiento	774	0	0	0	0	774
403	07	00	00	Servicios de información, impresión y relaciones públicas	692.766	0	0	0	0	692.766
403	07	01	00	Publicidad y propaganda	100.778	0	0	0	0	100.778
403	07	02	00	Imprenta y reproducción	206.313	0	0	0	0	206.313
403	07	03	00	Relaciones sociales	385.675	0	0	0	0	385.675
403	09	00	00	Viáticos y pasajes	669.393	0	0	0	0	669.393
403	09	02	00	Viáticos y pasajes fuera del país	669.393	0	0	0	0	669.393
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	280.485	0	0	0	0	280.485
403	10	99	00	Otros servicios profesionales y técnicos	280.485	0	0	0	0	280.485
403	15	00	00	Servicios fiscales	630	0	0	0	0	630
403	15	02	00	Tasas y otros derechos obligatorios	630	0	0	0	0	630
403	16	00	00	Servicios de diversión, esparcimiento y culturales	22.084	0	0	0	0	22.084
403	16	01	00	Servicios de diversión, esparcimiento y culturales	22.084	0	0	0	0	22.084
				Totales	**2.245.629**	**0**	**0**	**0**	**0**	**2.245.629**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127734 060068000 EJECUCIÓN DE ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES QUE PROMUEVAN LA IDENTIDAD NACIONAL Y NUESTROAMERICANA

OBJETIVO DEL PROYECTO: DISEÑAR Y PROMOVER LOS ACTOS SOLEMNES, SOCIALES, INSTITUCIONALES Y ACTUACIONES OFICIALES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES, PARA LA REPRESENTACIÓN DE LA REPÚBLICA EN EL CONTEXTO MUNDIAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.684

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.052.989**	**0**	**0**	**0**	**0**	**1.052.989**
401	01	00	00	Sueldos, salarios y otras retribuciones	985.122	0	0	0	0	985.122
401	01	18	00	Remuneraciones al personal contratado	985.122	0	0	0	0	985.122
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	961.941	0	0	0	0	961.941
401	01	18	02	Remuneraciones por honorarios profesionales	23.181	0	0	0	0	23.181
401	04	00	00	Complementos de sueldos y salarios	67.867	0	0	0	0	67.867
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	67.867	0	0	0	0	67.867
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.419.622**	**0**	**0**	**0**	**0**	**5.419.622**
402	01	00	00	Productos alimenticios y agropecuarios	2.955.683	0	0	0	0	2.955.683
402	01	01	00	Alimentos y bebidas para personas	2.946.190	0	0	0	0	2.946.190
402	01	03	00	Productos agrícolas y pecuarios	9.493	0	0	0	0	9.493
402	03	00	00	Textiles y vestuarios	118.466	0	0	0	0	118.466
402	03	01	00	Textiles	46.827	0	0	0	0	46.827
402	03	02	00	Prendas de vestir	67.700	0	0	0	0	67.700
402	03	03	00	Calzados	1.799	0	0	0	0	1.799
402	03	99	00	Otros productos textiles y vestuarios	2.140	0	0	0	0	2.140
402	04	00	00	Productos de cuero y caucho	4.177	0	0	0	0	4.177
402	04	01	00	Cueros y pieles	4.177	0	0	0	0	4.177
402	05	00	00	Productos de papel, cartón e impresos	100.546	0	0	0	0	100.546
402	05	01	00	Pulpa de madera, papel y cartón	37.573	0	0	0	0	37.573
402	05	02	00	Envases y cajas de papel y cartón	4.779	0	0	0	0	4.779
402	05	03	00	Productos de papel y cartón para oficina	25.270	0	0	0	0	25.270
402	05	05	00	Material de enseñanza	4.271	0	0	0	0	4.271
402	05	06	00	Productos de papel y cartón para computación	17.622	0	0	0	0	17.622
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	11.031	0	0	0	0	11.031
402	06	00	00	Productos químicos y derivados	201.270	0	0	0	0	201.270
402	06	03	00	Tintas, pinturas y colorantes	22.010	0	0	0	0	22.010
402	06	04	00	Productos farmacéuticos y medicamentos	27.113	0	0	0	0	27.113
402	06	05	00	Productos de tocador	6.046	0	0	0	0	6.046

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127734 060068000 EJECUCIÓN DE ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES QUE PROMUEVAN LA IDENTIDAD NACIONAL Y NUESTROAMERICANA

OBJETIVO DEL PROYECTO: DISEÑAR Y PROMOVER LOS ACTOS SOLEMNES, SOCIALES, INSTITUCIONALES Y ACTUACIONES OFICIALES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES, PARA LA REPRESENTACIÓN DE LA REPÚBLICA EN EL CONTEXTO MUNDIAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.684

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	06	00	Combustibles y lubricantes	106.429	0	0	0	0	106.429
402	06	08	00	Productos plásticos	39.672	0	0	0	0	39.672
402	07	00	00	Productos minerales no metálicos	1.870	0	0	0	0	1.870
402	07	03	00	Productos de arcilla para construcción	701	0	0	0	0	701
402	07	04	00	Cemento, cal y yeso	1.169	0	0	0	0	1.169
402	08	00	00	Productos metálicos	7.365	0	0	0	0	7.365
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.799	0	0	0	0	3.799
402	08	07	00	Material de señalamiento	3.566	0	0	0	0	3.566
402	10	00	00	Productos varios y útiles diversos	1.940.446	0	0	0	0	1.940.446
402	10	01	00	Artículos de deporte, recreación y juguetes	75.397	0	0	0	0	75.397
402	10	02	00	Materiales y útiles de limpieza y aseo	2.203	0	0	0	0	2.203
402	10	03	00	Utensilios de cocina y comedor	2.395	0	0	0	0	2.395
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	34.372	0	0	0	0	34.372
402	10	06	00	Condecoraciones, ofrendas y similares	1.137.032	0	0	0	0	1.137.032
402	10	08	00	Materiales para equipos de computación	64.679	0	0	0	0	64.679
402	10	09	00	Especies timbradas y valores	37.319	0	0	0	0	37.319
402	10	13	00	Materiales fotográficos	14.384	0	0	0	0	14.384
402	10	99	00	Otros productos y útiles diversos	572.665	0	0	0	0	572.665
402	99	00	00	Otros materiales y suministros	89.799	0	0	0	0	89.799
402	99	01	00	Otros materiales y suministros	89.799	0	0	0	0	89.799
403	**00**	**00**	**00**	**Servicios no personales**	**24.693.779**	**0**	**0**	**0**	**0**	**24.693.779**
403	01	00	00	Alquileres de inmuebles	1.357.133	0	0	0	0	1.357.133
403	01	01	00	Alquileres de edificios y locales	972.095	0	0	0	0	972.095
403	01	02	00	Alquileres de instalaciones culturales y recreativas	385.038	0	0	0	0	385.038
403	02	00	00	Alquileres de maquinaria y equipos	1.778.174	0	0	0	0	1.778.174
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	1.890	0	0	0	0	1.890
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	707.374	0	0	0	0	707.374
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	22.929	0	0	0	0	22.929
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	566.253	0	0	0	0	566.253

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127734 060068000 EJECUCIÓN DE ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES QUE PROMUEVAN LA IDENTIDAD NACIONAL Y NUESTROAMERICANA

OBJETIVO DEL PROYECTO: DISEÑAR Y PROMOVER LOS ACTOS SOLEMNES, SOCIALES, INSTITUCIONALES Y ACTUACIONES OFICIALES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES, PARA LA REPRESENTACIÓN DE LA REPÚBLICA EN EL CONTEXTO MUNDIAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.684

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	37.105	0	0	0	0	37.105
403	02	99	00	Alquileres de otras maquinaria y equipos	442.623	0	0	0	0	442.623
403	04	00	00	Servicios básicos	63.754	0	0	0	0	63.754
403	04	04	00	Teléfonos	33.315	0	0	0	0	33.315
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	33.315	0	0	0	0	33.315
403	04	05	00	Servicio de comunicaciones	30.439	0	0	0	0	30.439
403	06	00	00	Servicios de transporte y almacenaje	117.389	0	0	0	0	117.389
403	06	01	00	Fletes y embalajes	60.073	0	0	0	0	60.073
403	06	03	00	Estacionamiento	11.101	0	0	0	0	11.101
403	06	04	00	Peaje	9.164	0	0	0	0	9.164
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	37.051	0	0	0	0	37.051
403	07	00	00	Servicios de información, impresión y relaciones públicas	13.249.506	0	0	0	0	13.249.506
403	07	01	00	Publicidad y propaganda	277.314	0	0	0	0	277.314
403	07	02	00	Imprenta y reproducción	2.829.962	0	0	0	0	2.829.962
403	07	03	00	Relaciones sociales	9.866.924	0	0	0	0	9.866.924
403	07	04	00	Avisos	275.306	0	0	0	0	275.306
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	6.701	0	0	0	0	6.701
403	08	01	00	Primas y gastos de seguros	6.701	0	0	0	0	6.701
403	09	00	00	Viáticos y pasajes	5.504.911	0	0	0	0	5.504.911
403	09	02	00	Viáticos y pasajes fuera del país	5.500.533	0	0	0	0	5.500.533
403	09	03	00	Asignación por kilómetros recorridos	4.378	0	0	0	0	4.378
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.685.603	0	0	0	0	1.685.603
403	10	06	00	Servicios de veterinaria	2.069	0	0	0	0	2.069
403	10	09	00	Servicios de lavandería y tintorería	1.689	0	0	0	0	1.689
403	10	10	00	Servicios de vigilancia	64.622	0	0	0	0	64.622
403	10	11	00	Servicios para la elaboración y suministro de comida	40.766	0	0	0	0	40.766
403	10	99	00	Otros servicios profesionales y técnicos	1.576.457	0	0	0	0	1.576.457
403	12	00	00	Conservación y reparaciones menores de obras	21.020	0	0	0	0	21.020
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	9.996	0	0	0	0	9.996

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127734 060068000 EJECUCIÓN DE ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES QUE PROMUEVAN LA IDENTIDAD NACIONAL Y NUESTROAMERICANA

OBJETIVO DEL PROYECTO: DISEÑAR Y PROMOVER LOS ACTOS SOLEMNES, SOCIALES, INSTITUCIONALES Y ACTUACIONES OFICIALES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES, PARA LA REPRESENTACIÓN DE LA REPÚBLICA EN EL CONTEXTO MUNDIAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.684

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	11.024	0	0	0	0	11.024
403	15	00	00	Servicios fiscales	9.450	0	0	0	0	9.450
403	15	02	00	Tasas y otros derechos obligatorios	9.450	0	0	0	0	9.450
403	16	00	00	Servicios de diversión, esparcimiento y culturales	695.599	0	0	0	0	695.599
403	16	01	00	Servicios de diversión, esparcimiento y culturales	695.599	0	0	0	0	695.599
403	99	00	00	Otros servicios no personales	204.539	0	0	0	0	204.539
403	99	01	00	Otros servicios no personales	204.539	0	0	0	0	204.539
407	**00**	**00**	**00**	**Transferencias y donaciones**	**199.917**	**0**	**0**	**0**	**0**	**199.917**
407	01	00	00	Transferencias y donaciones corrientes internas	5.684	0	0	0	0	5.684
407	01	02	00	Donaciones corrientes internas al sector privado	5.684	0	0	0	0	5.684
407	01	02	01	Donaciones corrientes a personas	5.684	0	0	0	0	5.684
407	02	00	00	Transferencias y donaciones corrientes al exterior	194.233	0	0	0	0	194.233
407	02	02	00	Donaciones corrientes al exterior	194.233	0	0	0	0	194.233
407	02	02	01	Donaciones corrientes a personas	194.233	0	0	0	0	194.233
				Totales	**31.366.307**	**0**	**0**	**0**	**0**	**31.366.307**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127734 060068000 EJECUCIÓN DE ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES QUE PROMUEVAN LA IDENTIDAD NACIONAL Y NUESTROAMERICANA

OBJETIVO DEL PROYECTO: DISEÑAR Y PROMOVER LOS ACTOS SOLEMNES, SOCIALES, INSTITUCIONALES Y ACTUACIONES OFICIALES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES, PARA LA REPRESENTACIÓN DE LA REPÚBLICA EN EL CONTEXTO MUNDIAL.

UNIDAD DE MEDIDA: ACTUACIÓN

META: 1.684

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127734 060068000 EJECUCIÓN DE ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES QUE PROMUEVAN LA IDENTIDAD NACIONAL Y NUESTROAMERICANA

OBJETIVO DEL PROYECTO: DISEÑAR Y PROMOVER LOS ACTOS SOLEMNES, SOCIALES, INSTITUCIONALES Y ACTUACIONES OFICIALES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES, PARA LA REPRESENTACIÓN DE LA REPÚBLICA EN EL CONTEXTO MUNDIAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.684

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060068001 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA LATINA Y EL CARIBE

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 692

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**233.794**	**0**	**0**	**0**	**0**	**233.794**
401	01	00	00	Sueldos, salarios y otras retribuciones	185.545	0	0	0	0	185.545
401	01	18	00	Remuneraciones al personal contratado	185.545	0	0	0	0	185.545
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	182.776	0	0	0	0	182.776
401	01	18	02	Remuneraciones por honorarios profesionales	2.769	0	0	0	0	2.769
401	04	00	00	Complementos de sueldos y salarios	48.249	0	0	0	0	48.249
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	48.249	0	0	0	0	48.249
402	00	00	00	**Materiales, suministros y mercancías**	**2.039.125**	**0**	**0**	**0**	**0**	**2.039.125**
402	01	00	00	Productos alimenticios y agropecuarios	1.042.858	0	0	0	0	1.042.858
402	01	01	00	Alimentos y bebidas para personas	1.039.842	0	0	0	0	1.039.842
402	01	03	00	Productos agrícolas y pecuarios	3.016	0	0	0	0	3.016
402	03	00	00	Textiles y vestuarios	33.151	0	0	0	0	33.151
402	03	01	00	Textiles	23.299	0	0	0	0	23.299
402	03	02	00	Prendas de vestir	8.053	0	0	0	0	8.053
402	03	03	00	Calzados	1.799	0	0	0	0	1.799
402	04	00	00	Productos de cuero y caucho	2.995	0	0	0	0	2.995
402	04	01	00	Cueros y pieles	2.995	0	0	0	0	2.995
402	05	00	00	Productos de papel, cartón e impresos	34.536	0	0	0	0	34.536
402	05	01	00	Pulpa de madera, papel y cartón	9.279	0	0	0	0	9.279
402	05	02	00	Envases y cajas de papel y cartón	1.981	0	0	0	0	1.981
402	05	03	00	Productos de papel y cartón para oficina	17.665	0	0	0	0	17.665
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.611	0	0	0	0	5.611
402	06	00	00	Productos químicos y derivados	158.411	0	0	0	0	158.411
402	06	03	00	Tintas, pinturas y colorantes	16.508	0	0	0	0	16.508

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127734 060068000 EJECUCIÓN DE ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES QUE PROMUEVAN LA IDENTIDAD NACIONAL Y NUESTROAMERICANA

OBJETIVO DEL PROYECTO: DISEÑAR Y PROMOVER LOS ACTOS SOLEMNES, SOCIALES, INSTITUCIONALES Y ACTUACIONES OFICIALES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES, PARA LA REPRESENTACIÓN DE LA REPÚBLICA EN EL CONTEXTO MUNDIAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.684

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060068001 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA LATINA Y EL CARIBE

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 692

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	27.113	0	0	0	0	27.113
402	06	05	00	Productos de tocador	6.046	0	0	0	0	6.046
402	06	06	00	Combustibles y lubricantes	86.533	0	0	0	0	86.533
402	06	08	00	Productos plásticos	22.211	0	0	0	0	22.211
402	07	00	00	Productos minerales no metálicos	701	0	0	0	0	701
402	07	03	00	Productos de arcilla para construcción	701	0	0	0	0	701
402	08	00	00	Productos metálicos	1.023	0	0	0	0	1.023
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.023	0	0	0	0	1.023
402	10	00	00	Productos varios y útiles diversos	755.767	0	0	0	0	755.767
402	10	01	00	Artículos de deporte, recreación y juguetes	41.502	0	0	0	0	41.502
402	10	02	00	Materiales y útiles de limpieza y aseo	1.613	0	0	0	0	1.613
402	10	03	00	Utensilios de cocina y comedor	1.311	0	0	0	0	1.311
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	26.481	0	0	0	0	26.481
402	10	06	00	Condecoraciones, ofrendas y similares	492.271	0	0	0	0	492.271
402	10	08	00	Materiales para equipos de computación	35.443	0	0	0	0	35.443
402	10	99	00	Otros productos y útiles diversos	157.146	0	0	0	0	157.146
402	99	00	00	Otros materiales y suministros	9.683	0	0	0	0	9.683
402	99	01	00	Otros materiales y suministros	9.683	0	0	0	0	9.683
403	**00**	**00**	**00**	**Servicios no personales**	**8.272.781**	**0**	**0**	**0**	**0**	**8.272.781**
403	01	00	00	Alquileres de inmuebles	173.175	0	0	0	0	173.175
403	01	01	00	Alquileres de edificios y locales	101.985	0	0	0	0	101.985
403	01	02	00	Alquileres de instalaciones culturales y recreativas	71.190	0	0	0	0	71.190
403	02	00	00	Alquileres de maquinaria y equipos	708.637	0	0	0	0	708.637
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	1.890	0	0	0	0	1.890

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127734 060068000 EJECUCIÓN DE ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES QUE PROMUEVAN LA IDENTIDAD NACIONAL Y NUESTROAMERICANA

OBJETIVO DEL PROYECTO: DISEÑAR Y PROMOVER LOS ACTOS SOLEMNES, SOCIALES, INSTITUCIONALES Y ACTUACIONES OFICIALES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES, PARA LA REPRESENTACIÓN DE LA REPÚBLICA EN EL CONTEXTO MUNDIAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.684

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060068001 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA LATINA Y EL CARIBE

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 692

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	195.672	0	0	0	0	195.672
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	22.929	0	0	0	0	22.929
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	243.795	0	0	0	0	243.795
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	20.201	0	0	0	0	20.201
403	02	99	00	Alquileres de otras maquinaria y equipos	224.150	0	0	0	0	224.150
403	04	00	00	Servicios básicos	29.434	0	0	0	0	29.434
403	04	04	00	Teléfonos	25.500	0	0	0	0	25.500
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	25.500	0	0	0	0	25.500
403	04	05	00	Servicio de comunicaciones	3.934	0	0	0	0	3.934
403	06	00	00	Servicios de transporte y almacenaje	57.888	0	0	0	0	57.888
403	06	01	00	Fletes y embalajes	11.673	0	0	0	0	11.673
403	06	04	00	Peaje	9.164	0	0	0	0	9.164
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	37.051	0	0	0	0	37.051
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.451.410	0	0	0	0	3.451.410
403	07	01	00	Publicidad y propaganda	61.411	0	0	0	0	61.411
403	07	02	00	Imprenta y reproducción	822.040	0	0	0	0	822.040
403	07	03	00	Relaciones sociales	2.512.796	0	0	0	0	2.512.796
403	07	04	00	Avisos	55.163	0	0	0	0	55.163
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.731	0	0	0	0	1.731
403	08	01	00	Primas y gastos de seguros	1.731	0	0	0	0	1.731
403	09	00	00	Viáticos y pasajes	3.195.622	0	0	0	0	3.195.622
403	09	02	00	Viáticos y pasajes fuera del país	3.195.622	0	0	0	0	3.195.622
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	302.358	0	0	0	0	302.358
403	10	06	00	Servicios de veterinaria	2.069	0	0	0	0	2.069

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127734 060068000 EJECUCIÓN DE ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES QUE PROMUEVAN LA IDENTIDAD NACIONAL Y NUESTROAMERICANA

OBJETIVO DEL PROYECTO: DISEÑAR Y PROMOVER LOS ACTOS SOLEMNES, SOCIALES, INSTITUCIONALES Y ACTUACIONES OFICIALES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES, PARA LA REPRESENTACIÓN DE LA REPÚBLICA EN EL CONTEXTO MUNDIAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.684

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060068001 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA LATINA Y EL CARIBE

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 692

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	09	00	Servicios de lavandería y tintorería	565	0	0	0	0	565
403	10	10	00	Servicios de vigilancia	9.703	0	0	0	0	9.703
403	10	99	00	Otros servicios profesionales y técnicos	290.021	0	0	0	0	290.021
403	12	00	00	Conservación y reparaciones menores de obras	10.948	0	0	0	0	10.948
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.185	0	0	0	0	4.185
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	6.763	0	0	0	0	6.763
403	15	00	00	Servicios fiscales	9.450	0	0	0	0	9.450
403	15	02	00	Tasas y otros derechos obligatorios	9.450	0	0	0	0	9.450
403	16	00	00	Servicios de diversión, esparcimiento y culturales	271.840	0	0	0	0	271.840
403	16	01	00	Servicios de diversión, esparcimiento y culturales	271.840	0	0	0	0	271.840
403	99	00	00	Otros servicios no personales	60.288	0	0	0	0	60.288
403	99	01	00	Otros servicios no personales	60.288	0	0	0	0	60.288
407	**00**	**00**	**00**	**Transferencias y donaciones**	**83.893**	**0**	**0**	**0**	**0**	**83.893**
407	02	00	00	Transferencias y donaciones corrientes al exterior	83.893	0	0	0	0	83.893
407	02	02	00	Donaciones corrientes al exterior	83.893	0	0	0	0	83.893
407	02	02	01	Donaciones corrientes a personas	83.893	0	0	0	0	83.893
				Totales	**10.629.593**	**0**	**0**	**0**	**0**	**10.629.593**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127734 060068000 EJECUCIÓN DE ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES QUE PROMUEVAN LA IDENTIDAD NACIONAL Y NUESTROAMERICANA

OBJETIVO DEL PROYECTO: DISEÑAR Y PROMOVER LOS ACTOS SOLEMNES, SOCIALES, INSTITUCIONALES Y ACTUACIONES OFICIALES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES, PARA LA REPRESENTACIÓN DE LA REPÚBLICA EN EL CONTEXTO MUNDIAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.684

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060068002 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA DEL NORTE

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 96

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**205.053**	**0**	**0**	**0**	**0**	**205.053**
401	01	00	00	Sueldos, salarios y otras retribuciones	194.343	0	0	0	0	194.343
401	01	18	00	Remuneraciones al personal contratado	194.343	0	0	0	0	194.343
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	173.931	0	0	0	0	173.931
401	01	18	02	Remuneraciones por honorarios profesionales	20.412	0	0	0	0	20.412
401	04	00	00	Complementos de sueldos y salarios	10.710	0	0	0	0	10.710
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	10.710	0	0	0	0	10.710
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**649.194**	**0**	**0**	**0**	**0**	**649.194**
402	01	00	00	Productos alimenticios y agropecuarios	395.632	0	0	0	0	395.632
402	01	01	00	Alimentos y bebidas para personas	395.632	0	0	0	0	395.632
402	03	00	00	Textiles y vestuarios	10.299	0	0	0	0	10.299
402	03	01	00	Textiles	3.433	0	0	0	0	3.433
402	03	02	00	Prendas de vestir	6.866	0	0	0	0	6.866
402	05	00	00	Productos de papel, cartón e impresos	2.002	0	0	0	0	2.002
402	05	02	00	Envases y cajas de papel y cartón	2.002	0	0	0	0	2.002
402	06	00	00	Productos químicos y derivados	18.588	0	0	0	0	18.588
402	06	03	00	Tintas, pinturas y colorantes	2.878	0	0	0	0	2.878
402	06	06	00	Combustibles y lubricantes	12.875	0	0	0	0	12.875
402	06	08	00	Productos plásticos	2.835	0	0	0	0	2.835
402	10	00	00	Productos varios y útiles diversos	203.773	0	0	0	0	203.773
402	10	01	00	Artículos de deporte, recreación y juguetes	4.977	0	0	0	0	4.977
402	10	06	00	Condecoraciones, ofrendas y similares	92.769	0	0	0	0	92.769
402	10	99	00	Otros productos y útiles diversos	106.027	0	0	0	0	106.027
402	99	00	00	Otros materiales y suministros	18.900	0	0	0	0	18.900

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127734 060068000 EJECUCIÓN DE ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES QUE PROMUEVAN LA IDENTIDAD NACIONAL Y NUESTROAMERICANA

OBJETIVO DEL PROYECTO: DISEÑAR Y PROMOVER LOS ACTOS SOLEMNES, SOCIALES, INSTITUCIONALES Y ACTUACIONES OFICIALES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES, PARA LA REPRESENTACIÓN DE LA REPÚBLICA EN EL CONTEXTO MUNDIAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.684

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060068002 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA DEL NORTE

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 96

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	99	01	00	Otros materiales y suministros	18.900	0	0	0	0	18.900
403	00	00	00	**Servicios no personales**	**2.433.771**	**0**	**0**	**0**	**0**	**2.433.771**
403	01	00	00	Alquileres de inmuebles	251.682	0	0	0	0	251.682
403	01	01	00	Alquileres de edificios y locales	210.102	0	0	0	0	210.102
403	01	02	00	Alquileres de instalaciones culturales y recreativas	41.580	0	0	0	0	41.580
403	02	00	00	Alquileres de maquinaria y equipos	268.096	0	0	0	0	268.096
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	68.006	0	0	0	0	68.006
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	73.093	0	0	0	0	73.093
403	02	99	00	Alquileres de otras maquinaria y equipos	126.997	0	0	0	0	126.997
403	06	00	00	Servicios de transporte y almacenaje	13.157	0	0	0	0	13.157
403	06	01	00	Fletes y embalajes	4.577	0	0	0	0	4.577
403	06	03	00	Estacionamiento	8.580	0	0	0	0	8.580
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.260.502	0	0	0	0	1.260.502
403	07	01	00	Publicidad y propaganda	66.582	0	0	0	0	66.582
403	07	02	00	Imprenta y reproducción	150.218	0	0	0	0	150.218
403	07	03	00	Relaciones sociales	977.225	0	0	0	0	977.225
403	07	04	00	Avisos	66.477	0	0	0	0	66.477
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.716	0	0	0	0	1.716
403	08	01	00	Primas y gastos de seguros	1.716	0	0	0	0	1.716
403	09	00	00	Viáticos y pasajes	386.592	0	0	0	0	386.592
403	09	02	00	Viáticos y pasajes fuera del país	386.592	0	0	0	0	386.592
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	118.212	0	0	0	0	118.212
403	10	99	00	Otros servicios profesionales y técnicos	118.212	0	0	0	0	118.212
403	16	00	00	Servicios de diversión, esparcimiento y culturales	61.318	0	0	0	0	61.318

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127734 060068000 EJECUCIÓN DE ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES QUE PROMUEVAN LA IDENTIDAD NACIONAL Y NUESTROAMERICANA

OBJETIVO DEL PROYECTO: DISEÑAR Y PROMOVER LOS ACTOS SOLEMNES, SOCIALES, INSTITUCIONALES Y ACTUACIONES OFICIALES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES, PARA LA REPRESENTACIÓN DE LA REPÚBLICA EN EL CONTEXTO MUNDIAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.684

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060068002 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA DEL NORTE

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 96

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	16	01	00	Servicios de diversión, esparcimiento y culturales	61.318	0	0	0	0	61.318
403	99	00	00	Otros servicios no personales	72.496	0	0	0	0	72.496
403	99	01	00	Otros servicios no personales	72.496	0	0	0	0	72.496
407	**00**	**00**	**00**	**Transferencias y donaciones**	**12.021**	**0**	**0**	**0**	**0**	**12.021**
407	02	00	00	Transferencias y donaciones corrientes al exterior	12.021	0	0	0	0	12.021
407	02	02	00	Donaciones corrientes al exterior	12.021	0	0	0	0	12.021
407	02	02	01	Donaciones corrientes a personas	12.021	0	0	0	0	12.021
				Totales	**3.300.039**	**0**	**0**	**0**	**0**	**3.300.039**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127734 060068000 EJECUCIÓN DE ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES QUE PROMUEVAN LA IDENTIDAD NACIONAL Y NUESTROAMERICANA

OBJETIVO DEL PROYECTO: DISEÑAR Y PROMOVER LOS ACTOS SOLEMNES, SOCIALES, INSTITUCIONALES Y ACTUACIONES OFICIALES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES, PARA LA REPRESENTACIÓN DE LA REPÚBLICA EN EL CONTEXTO MUNDIAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.684

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060068003 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN ÁFRICA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 207

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**32.657**	**0**	**0**	**0**	**0**	**32.657**
401	01	00	00	Sueldos, salarios y otras retribuciones	32.657	0	0	0	0	32.657
401	01	18	00	Remuneraciones al personal contratado	32.657	0	0	0	0	32.657
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	32.657	0	0	0	0	32.657
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**558.467**	**0**	**0**	**0**	**0**	**558.467**
402	01	00	00	Productos alimenticios y agropecuarios	380.991	0	0	0	0	380.991
402	01	01	00	Alimentos y bebidas para personas	374.514	0	0	0	0	374.514
402	01	03	00	Productos agrícolas y pecuarios	6.477	0	0	0	0	6.477
402	03	00	00	Textiles y vestuarios	20.273	0	0	0	0	20.273
402	03	01	00	Textiles	1.382	0	0	0	0	1.382
402	03	02	00	Prendas de vestir	16.751	0	0	0	0	16.751
402	03	99	00	Otros productos textiles y vestuarios	2.140	0	0	0	0	2.140
402	04	00	00	Productos de cuero y caucho	579	0	0	0	0	579
402	04	01	00	Cueros y pieles	579	0	0	0	0	579
402	05	00	00	Productos de papel, cartón e impresos	5.548	0	0	0	0	5.548
402	05	02	00	Envases y cajas de papel y cartón	579	0	0	0	0	579
402	05	03	00	Productos de papel y cartón para oficina	1.749	0	0	0	0	1.749
402	05	05	00	Material de enseñanza	708	0	0	0	0	708
402	05	06	00	Productos de papel y cartón para computación	2.512	0	0	0	0	2.512
402	06	00	00	Productos químicos y derivados	5.097	0	0	0	0	5.097
402	06	03	00	Tintas, pinturas y colorantes	2.624	0	0	0	0	2.624
402	06	06	00	Combustibles y lubricantes	1.686	0	0	0	0	1.686
402	06	08	00	Productos plásticos	787	0	0	0	0	787
402	07	00	00	Productos minerales no metálicos	1.169	0	0	0	0	1.169

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127734 060068000 EJECUCIÓN DE ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES QUE PROMUEVAN LA IDENTIDAD NACIONAL Y NUESTROAMERICANA

OBJETIVO DEL PROYECTO: DISEÑAR Y PROMOVER LOS ACTOS SOLEMNES, SOCIALES, INSTITUCIONALES Y ACTUACIONES OFICIALES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES, PARA LA REPRESENTACIÓN DE LA REPÚBLICA EN EL CONTEXTO MUNDIAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.684

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060068003 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN ÁFRICA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 207

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	04	00	Cemento, cal y yeso	1.169	0	0	0	0	1.169
402	08	00	00	Productos metálicos	6.342	0	0	0	0	6.342
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.776	0	0	0	0	2.776
402	08	07	00	Material de señalamiento	3.566	0	0	0	0	3.566
402	10	00	00	Productos varios y útiles diversos	138.468	0	0	0	0	138.468
402	10	01	00	Artículos de deporte, recreación y juguetes	9.640	0	0	0	0	9.640
402	10	02	00	Materiales y útiles de limpieza y aseo	590	0	0	0	0	590
402	10	03	00	Utensilios de cocina y comedor	1.084	0	0	0	0	1.084
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.287	0	0	0	0	1.287
402	10	06	00	Condecoraciones, ofrendas y similares	70.996	0	0	0	0	70.996
402	10	99	00	Otros productos y útiles diversos	54.871	0	0	0	0	54.871
403	**00**	**00**	**00**	**Servicios no personales**	**2.970.579**	**0**	**0**	**0**	**0**	**2.970.579**
403	01	00	00	Alquileres de inmuebles	212.399	0	0	0	0	212.399
403	01	01	00	Alquileres de edificios y locales	57.559	0	0	0	0	57.559
403	01	02	00	Alquileres de instalaciones culturales y recreativas	154.840	0	0	0	0	154.840
403	02	00	00	Alquileres de maquinaria y equipos	226.894	0	0	0	0	226.894
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	101.439	0	0	0	0	101.439
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	79.651	0	0	0	0	79.651
403	02	99	00	Alquileres de otras maquinaria y equipos	45.804	0	0	0	0	45.804
403	04	00	00	Servicios básicos	5.798	0	0	0	0	5.798
403	04	04	00	Teléfonos	2.899	0	0	0	0	2.899
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	2.899	0	0	0	0	2.899
403	04	05	00	Servicio de comunicaciones	2.899	0	0	0	0	2.899
403	06	00	00	Servicios de transporte y almacenaje	19.110	0	0	0	0	19.110

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127734 060068000 EJECUCIÓN DE ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES QUE PROMUEVAN LA IDENTIDAD NACIONAL Y NUESTROAMERICANA

OBJETIVO DEL PROYECTO: DISEÑAR Y PROMOVER LOS ACTOS SOLEMNES, SOCIALES, INSTITUCIONALES Y ACTUACIONES OFICIALES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES, PARA LA REPRESENTACIÓN DE LA REPÚBLICA EN EL CONTEXTO MUNDIAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.684

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060068003 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN ÁFRICA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 207

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	01	00	Fletes y embalajes	18.520	0	0	0	0	18.520
403	06	03	00	Estacionamiento	590	0	0	0	0	590
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.037.108	0	0	0	0	2.037.108
403	07	01	00	Publicidad y propaganda	33.434	0	0	0	0	33.434
403	07	02	00	Imprenta y reproducción	387.566	0	0	0	0	387.566
403	07	03	00	Relaciones sociales	1.520.616	0	0	0	0	1.520.616
403	07	04	00	Avisos	95.492	0	0	0	0	95.492
403	09	00	00	Viáticos y pasajes	241.720	0	0	0	0	241.720
403	09	02	00	Viáticos y pasajes fuera del país	241.720	0	0	0	0	241.720
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	128.131	0	0	0	0	128.131
403	10	99	00	Otros servicios profesionales y técnicos	128.131	0	0	0	0	128.131
403	16	00	00	Servicios de diversión, esparcimiento y culturales	94.656	0	0	0	0	94.656
403	16	01	00	Servicios de diversión, esparcimiento y culturales	94.656	0	0	0	0	94.656
403	99	00	00	Otros servicios no personales	4.763	0	0	0	0	4.763
403	99	01	00	Otros servicios no personales	4.763	0	0	0	0	4.763
407	**00**	**00**	**00**	**Transferencias y donaciones**	**36.285**	**0**	**0**	**0**	**0**	**36.285**
407	01	00	00	Transferencias y donaciones corrientes internas	5.684	0	0	0	0	5.684
407	01	02	00	Donaciones corrientes internas al sector privado	5.684	0	0	0	0	5.684
407	01	02	01	Donaciones corrientes a personas	5.684	0	0	0	0	5.684
407	02	00	00	Transferencias y donaciones corrientes al exterior	30.601	0	0	0	0	30.601
407	02	02	00	Donaciones corrientes al exterior	30.601	0	0	0	0	30.601
407	02	02	01	Donaciones corrientes a personas	30.601	0	0	0	0	30.601
				Totales	**3.597.988**	**0**	**0**	**0**	**0**	**3.597.988**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127734 060068000 EJECUCIÓN DE ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES QUE PROMUEVAN LA IDENTIDAD NACIONAL Y NUESTROAMERICANA

OBJETIVO DEL PROYECTO: DISEÑAR Y PROMOVER LOS ACTOS SOLEMNES, SOCIALES, INSTITUCIONALES Y ACTUACIONES OFICIALES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES, PARA LA REPRESENTACIÓN DE LA REPÚBLICA EN EL CONTEXTO MUNDIAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.684

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060068004 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN EUROPA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 508

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**517.872**	**0**	**0**	**0**	**0**	**517.872**
401	01	00	00	Sueldos, salarios y otras retribuciones	510.898	0	0	0	0	510.898
401	01	18	00	Remuneraciones al personal contratado	510.898	0	0	0	0	510.898
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	510.898	0	0	0	0	510.898
401	04	00	00	Complementos de sueldos y salarios	6.974	0	0	0	0	6.974
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	6.974	0	0	0	0	6.974
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.573.514**	**0**	**0**	**0**	**0**	**1.573.514**
402	01	00	00	Productos alimenticios y agropecuarios	796.847	0	0	0	0	796.847
402	01	01	00	Alimentos y bebidas para personas	796.847	0	0	0	0	796.847
402	03	00	00	Textiles y vestuarios	29.569	0	0	0	0	29.569
402	03	01	00	Textiles	13.684	0	0	0	0	13.684
402	03	02	00	Prendas de vestir	15.885	0	0	0	0	15.885
402	04	00	00	Productos de cuero y caucho	603	0	0	0	0	603
402	04	01	00	Cueros y pieles	603	0	0	0	0	603
402	05	00	00	Productos de papel, cartón e impresos	57.708	0	0	0	0	57.708
402	05	01	00	Pulpa de madera, papel y cartón	28.294	0	0	0	0	28.294
402	05	03	00	Productos de papel y cartón para oficina	5.856	0	0	0	0	5.856
402	05	05	00	Material de enseñanza	3.563	0	0	0	0	3.563
402	05	06	00	Productos de papel y cartón para computación	15.110	0	0	0	0	15.110
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.885	0	0	0	0	4.885
402	06	00	00	Productos químicos y derivados	17.821	0	0	0	0	17.821
402	06	06	00	Combustibles y lubricantes	5.335	0	0	0	0	5.335
402	06	08	00	Productos plásticos	12.486	0	0	0	0	12.486
402	10	00	00	Productos varios y útiles diversos	616.163	0	0	0	0	616.163

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127734 060068000 EJECUCIÓN DE ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES QUE PROMUEVAN LA IDENTIDAD NACIONAL Y NUESTROAMERICANA

OBJETIVO DEL PROYECTO: DISEÑAR Y PROMOVER LOS ACTOS SOLEMNES, SOCIALES, INSTITUCIONALES Y ACTUACIONES OFICIALES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES, PARA LA REPRESENTACIÓN DE LA REPÚBLICA EN EL CONTEXTO MUNDIAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.684

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060068004 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN EUROPA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 508

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	01	00	Artículos de deporte, recreación y juguetes	10.407	0	0	0	0	10.407
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.069	0	0	0	0	6.069
402	10	06	00	Condecoraciones, ofrendas y similares	385.892	0	0	0	0	385.892
402	10	08	00	Materiales para equipos de computación	26.734	0	0	0	0	26.734
402	10	09	00	Especies timbradas y valores	37.319	0	0	0	0	37.319
402	10	99	00	Otros productos y útiles diversos	149.742	0	0	0	0	149.742
402	99	00	00	Otros materiales y suministros	54.803	0	0	0	0	54.803
402	99	01	00	Otros materiales y suministros	54.803	0	0	0	0	54.803
403	**00**	**00**	**00**	**Servicios no personales**	**7.596.593**	**0**	**0**	**0**	**0**	**7.596.593**
403	01	00	00	Alquileres de inmuebles	558.634	0	0	0	0	558.634
403	01	01	00	Alquileres de edificios y locales	495.826	0	0	0	0	495.826
403	01	02	00	Alquileres de instalaciones culturales y recreativas	62.808	0	0	0	0	62.808
403	02	00	00	Alquileres de maquinaria y equipos	307.406	0	0	0	0	307.406
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	111.597	0	0	0	0	111.597
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	140.887	0	0	0	0	140.887
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	13.036	0	0	0	0	13.036
403	02	99	00	Alquileres de otras maquinaria y equipos	41.886	0	0	0	0	41.886
403	04	00	00	Servicios básicos	22.678	0	0	0	0	22.678
403	04	05	00	Servicio de comunicaciones	22.678	0	0	0	0	22.678
403	06	00	00	Servicios de transporte y almacenaje	24.675	0	0	0	0	24.675
403	06	01	00	Fletes y embalajes	22.744	0	0	0	0	22.744
403	06	03	00	Estacionamiento	1.931	0	0	0	0	1.931
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.435.203	0	0	0	0	4.435.203
403	07	01	00	Publicidad y propaganda	62.486	0	0	0	0	62.486

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127734 060068000 EJECUCIÓN DE ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES QUE PROMUEVAN LA IDENTIDAD NACIONAL Y NUESTROAMERICANA

OBJETIVO DEL PROYECTO: DISEÑAR Y PROMOVER LOS ACTOS SOLEMNES, SOCIALES, INSTITUCIONALES Y ACTUACIONES OFICIALES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES, PARA LA REPRESENTACIÓN DE LA REPÚBLICA EN EL CONTEXTO MUNDIAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.684

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060068004 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN EUROPA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 508

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	02	00	Imprenta y reproducción	898.867	0	0	0	0	898.867
403	07	03	00	Relaciones sociales	3.415.676	0	0	0	0	3.415.676
403	07	04	00	Avisos	58.174	0	0	0	0	58.174
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.254	0	0	0	0	3.254
403	08	01	00	Primas y gastos de seguros	3.254	0	0	0	0	3.254
403	09	00	00	Viáticos y pasajes	1.260.059	0	0	0	0	1.260.059
403	09	02	00	Viáticos y pasajes fuera del país	1.255.681	0	0	0	0	1.255.681
403	09	03	00	Asignación por kilómetros recorridos	4.378	0	0	0	0	4.378
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	696.186	0	0	0	0	696.186
403	10	09	00	Servicios de lavandería y tintorería	1.124	0	0	0	0	1.124
403	10	11	00	Servicios para la elaboración y suministro de comida	31.418	0	0	0	0	31.418
403	10	99	00	Otros servicios profesionales y técnicos	663.644	0	0	0	0	663.644
403	12	00	00	Conservación y reparaciones menores de obras	10.072	0	0	0	0	10.072
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.811	0	0	0	0	5.811
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	4.261	0	0	0	0	4.261
403	16	00	00	Servicios de diversión, esparcimiento y culturales	229.065	0	0	0	0	229.065
403	16	01	00	Servicios de diversión, esparcimiento y culturales	229.065	0	0	0	0	229.065
403	99	00	00	Otros servicios no personales	49.361	0	0	0	0	49.361
403	99	01	00	Otros servicios no personales	49.361	0	0	0	0	49.361
407	**00**	**00**	**00**	**Transferencias y donaciones**	**56.675**	**0**	**0**	**0**	**0**	**56.675**
407	02	00	00	Transferencias y donaciones corrientes al exterior	56.675	0	0	0	0	56.675
407	02	02	00	Donaciones corrientes al exterior	56.675	0	0	0	0	56.675
407	02	02	01	Donaciones corrientes a personas	56.675	0	0	0	0	56.675
				Totales	**9.744.654**	**0**	**0**	**0**	**0**	**9.744.654**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127734 060068000 EJECUCIÓN DE ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES QUE PROMUEVAN LA IDENTIDAD NACIONAL Y NUESTROAMERICANA

OBJETIVO DEL PROYECTO: DISEÑAR Y PROMOVER LOS ACTOS SOLEMNES, SOCIALES, INSTITUCIONALES Y ACTUACIONES OFICIALES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES, PARA LA REPRESENTACIÓN DE LA REPÚBLICA EN EL CONTEXTO MUNDIAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.684

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060068005 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN ASIA, MEDIO ORIENTE Y OCEANÍA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 181

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**63.613**	0	0	0	0	**63.613**
401	01	00	00	Sueldos, salarios y otras retribuciones	61.679	0	0	0	0	61.679
401	01	18	00	Remuneraciones al personal contratado	61.679	0	0	0	0	61.679
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	61.679	0	0	0	0	61.679
401	04	00	00	Complementos de sueldos y salarios	1.934	0	0	0	0	1.934
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.934	0	0	0	0	1.934
402	00	00	00	**Materiales, suministros y mercancías**	**599.322**	0	0	0	0	**599.322**
402	01	00	00	Productos alimenticios y agropecuarios	339.355	0	0	0	0	339.355
402	01	01	00	Alimentos y bebidas para personas	339.355	0	0	0	0	339.355
402	03	00	00	Textiles y vestuarios	25.174	0	0	0	0	25.174
402	03	01	00	Textiles	5.029	0	0	0	0	5.029
402	03	02	00	Prendas de vestir	20.145	0	0	0	0	20.145
402	05	00	00	Productos de papel, cartón e impresos	752	0	0	0	0	752
402	05	02	00	Envases y cajas de papel y cartón	217	0	0	0	0	217
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	535	0	0	0	0	535
402	06	00	00	Productos químicos y derivados	1.353	0	0	0	0	1.353
402	06	08	00	Productos plásticos	1.353	0	0	0	0	1.353
402	10	00	00	Productos varios y útiles diversos	226.275	0	0	0	0	226.275
402	10	01	00	Artículos de deporte, recreación y juguetes	8.871	0	0	0	0	8.871
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	535	0	0	0	0	535
402	10	06	00	Condecoraciones, ofrendas y similares	95.104	0	0	0	0	95.104
402	10	08	00	Materiales para equipos de computación	2.502	0	0	0	0	2.502
402	10	13	00	Materiales fotográficos	14.384	0	0	0	0	14.384
402	10	99	00	Otros productos y útiles diversos	104.879	0	0	0	0	104.879

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127734 060068000 EJECUCIÓN DE ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES QUE PROMUEVAN LA IDENTIDAD NACIONAL Y NUESTROAMERICANA

OBJETIVO DEL PROYECTO: DISEÑAR Y PROMOVER LOS ACTOS SOLEMNES, SOCIALES, INSTITUCIONALES Y ACTUACIONES OFICIALES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES, PARA LA REPRESENTACIÓN DE LA REPÚBLICA EN EL CONTEXTO MUNDIAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.684

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060068005 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN ASIA, MEDIO ORIENTE Y OCEANÍA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 181

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	99	00	00	Otros materiales y suministros	6.413	0	0	0	0	6.413
402	99	01	00	Otros materiales y suministros	6.413	0	0	0	0	6.413
403	**00**	**00**	**00**	**Servicios no personales**	**3.420.055**	**0**	**0**	**0**	**0**	**3.420.055**
403	01	00	00	Alquileres de inmuebles	161.243	0	0	0	0	161.243
403	01	01	00	Alquileres de edificios y locales	106.623	0	0	0	0	106.623
403	01	02	00	Alquileres de instalaciones culturales y recreativas	54.620	0	0	0	0	54.620
403	02	00	00	Alquileres de maquinaria y equipos	267.141	0	0	0	0	267.141
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	230.660	0	0	0	0	230.660
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	28.827	0	0	0	0	28.827
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	3.868	0	0	0	0	3.868
403	02	99	00	Alquileres de otras maquinaria y equipos	3.786	0	0	0	0	3.786
403	04	00	00	Servicios básicos	5.844	0	0	0	0	5.844
403	04	04	00	Teléfonos	4.916	0	0	0	0	4.916
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	4.916	0	0	0	0	4.916
403	04	05	00	Servicio de comunicaciones	928	0	0	0	0	928
403	06	00	00	Servicios de transporte y almacenaje	2.559	0	0	0	0	2.559
403	06	01	00	Fletes y embalajes	2.559	0	0	0	0	2.559
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.065.283	0	0	0	0	2.065.283
403	07	01	00	Publicidad y propaganda	53.401	0	0	0	0	53.401
403	07	02	00	Imprenta y reproducción	571.271	0	0	0	0	571.271
403	07	03	00	Relaciones sociales	1.440.611	0	0	0	0	1.440.611
403	09	00	00	Viáticos y pasajes	420.918	0	0	0	0	420.918
403	09	02	00	Viáticos y pasajes fuera del país	420.918	0	0	0	0	420.918
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	440.716	0	0	0	0	440.716

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127734 060068000 EJECUCIÓN DE ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES QUE PROMUEVAN LA IDENTIDAD NACIONAL Y NUESTROAMERICANA

OBJETIVO DEL PROYECTO: DISEÑAR Y PROMOVER LOS ACTOS SOLEMNES, SOCIALES, INSTITUCIONALES Y ACTUACIONES OFICIALES DE NUESTRAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES ANTE ORGANISMOS INTERNACIONALES, PARA LA REPRESENTACIÓN DE LA REPÚBLICA EN EL CONTEXTO MUNDIAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.684

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060068005 EJECUCIÓN DE LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN ASIA, MEDIO ORIENTE Y OCEANÍA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 181

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	10	00	Servicios de vigilancia	54.919	0	0	0	0	54.919
403	10	11	00	Servicios para la elaboración y suministro de comida	9.348	0	0	0	0	9.348
403	10	99	00	Otros servicios profesionales y técnicos	376.449	0	0	0	0	376.449
403	16	00	00	Servicios de diversión, esparcimiento y culturales	38.720	0	0	0	0	38.720
403	16	01	00	Servicios de diversión, esparcimiento y culturales	38.720	0	0	0	0	38.720
403	99	00	00	Otros servicios no personales	17.631	0	0	0	0	17.631
403	99	01	00	Otros servicios no personales	17.631	0	0	0	0	17.631
407	**00**	**00**	**00**	**Transferencias y donaciones**	**11.043**	**0**	**0**	**0**	**0**	**11.043**
407	02	00	00	Transferencias y donaciones corrientes al exterior	11.043	0	0	0	0	11.043
407	02	02	00	Donaciones corrientes al exterior	11.043	0	0	0	0	11.043
407	02	02	01	Donaciones corrientes a personas	11.043	0	0	0	0	11.043
				Totales	**4.094.033**	**0**	**0**	**0**	**0**	**4.094.033**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127739 060069000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS ORGANISMOS MULTILATERALES Y EN LOS FOROS DE DIÁLOGO Y CONCERTACIÓN POLÍTICA, PARTICULARMENTE EN MATERIA DE INTEGRACIÓN

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA MULTILATERAL E INTEGRACIÓN DEL GOBIERNO BOLIVARIANO EN MÁS DEL 50% DE PAÍSES MIEMBROS DE LAS NACIONES UNIDAS, ALIADOS DE VENEZUELA EN LOS MECANISMOS: CELAC Y MNOAL PARA CONTINUAR DESEMPEÑANDO UN PAPEL PROTAGÓNICO EN LA CONSTRUCCIÓN DE LA UNIÓN LATINOAMERICANA Y CARIBEÑA, DINAMIZANDO LOS NUEVOS ESPACIOS DE CONCERTACIÓN POLÍTICA PARA GARANTIZAR LA PARTICIPACIÓN ACTIVA E IMPULSO DE POLÍTICAS Y ACCIONES QUE BENEFICIEN A LOS PUEBLOS DE NUESTRA AMÉRICA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 149

RESPONSABLE/EJECUTOR: OFICINA DE ASUNTOS MULTILATERALES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**533.315**	**0**	**0**	**0**	**0**	**533.315**
401	01	00	00	Sueldos, salarios y otras retribuciones	533.315	0	0	0	0	533.315
401	01	18	00	Remuneraciones al personal contratado	533.315	0	0	0	0	533.315
401	01	18	02	Remuneraciones por honorarios profesionales	533.315	0	0	0	0	533.315
403	**00**	**00**	**00**	**Servicios no personales**	**7.952.848**	**0**	**0**	**0**	**0**	**7.952.848**
403	07	00	00	Servicios de información, impresión y relaciones públicas	446.428	0	0	0	0	446.428
403	07	03	00	Relaciones sociales	446.428	0	0	0	0	446.428
403	09	00	00	Viáticos y pasajes	7.293.223	0	0	0	0	7.293.223
403	09	01	00	Viáticos y pasajes dentro del país	848.714	0	0	0	0	848.714
403	09	02	00	Viáticos y pasajes fuera del país	6.444.509	0	0	0	0	6.444.509
403	18	00	00	Impuestos indirectos	213.197	0	0	0	0	213.197
403	18	01	00	Impuesto al valor agregado	213.197	0	0	0	0	213.197
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.300.000**	**0**	**0**	**0**	**0**	**3.300.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	3.300.000	0	0	0	0	3.300.000
407	02	01	00	Transferencias corrientes al exterior	3.300.000	0	0	0	0	3.300.000
407	02	01	04	Transferencias corrientes a organismos internacionales	3.300.000	0	0	0	0	3.300.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**21.273.184**	**0**	**0**	**0**	**0**	**21.273.184**
411	11	00	00	Obligaciones de ejercicios anteriores	21.273.184	0	0	0	0	21.273.184
411	11	04	00	Compromisos pendientes de ejercicios anteriores	21.273.184	0	0	0	0	21.273.184
				Totales	**33.059.347**	**0**	**0**	**0**	**0**	**33.059.347**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127739 060069000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS ORGANISMOS MULTILATERALES Y EN LOS FOROS DE DIÁLOGO Y CONCERTACIÓN POLÍTICA, PARTICULARMENTE EN MATERIA DE INTEGRACIÓN

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA MULTILATERAL E INTEGRACIÓN DEL GOBIERNO BOLIVARIANO EN MÁS DEL 50% DE PAÍSES MIEMBROS DE LAS NACIONES UNIDAS, ALIADOS DE VENEZUELA EN LOS MECANISMOS: CELAC Y MNOAL PARA CONTINUAR DESEMPEÑANDO UN PAPEL PROTAGÓNICO EN LA CONSTRUCCIÓN DE LA UNIÓN LATINOAMERICANA Y CARIBEÑA, DINAMIZANDO LOS NUEVOS ESPACIOS DE CONCERTACIÓN POLÍTICA PARA GARANTIZAR LA PARTICIPACIÓN ACTIVA E IMPULSO DE POLÍTICAS Y ACCIONES QUE BENEFICIEN A LOS PUEBLOS DE NUESTRA AMÉRICA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 149

RESPONSABLE/EJECUTOR: OFICINA DE ASUNTOS MULTILATERALES **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.300.000**	**0**	**0**	**0**	**0**	**3.300.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	3.300.000	0	0	0	0	3.300.000
407	02	01	00	Transferencias corrientes al exterior	3.300.000	0	0	0	0	3.300.000
407	02	01	04	Transferencias corrientes a organismos internacionales	3.300.000	0	0	0	0	3.300.000
				- I0077 Organización de las Naciones Unidas (ONU)	3.300.000	0	0	0	0	3.300.000
				Totales	**3.300.000**	**0**	**0**	**0**	**0**	**3.300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127739 060069000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS ORGANISMOS MULTILATERALES Y EN LOS FOROS DE DIÁLOGO Y CONCERTACIÓN POLÍTICA, PARTICULARMENTE EN MATERIA DE INTEGRACIÓN

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA MULTILATERAL E INTEGRACIÓN DEL GOBIERNO BOLIVARIANO EN MÁS DEL 50% DE PAÍSES MIEMBROS DE LAS NACIONES UNIDAS, ALIADOS DE VENEZUELA EN LOS MECANISMOS: CELAC Y MNOAL PARA CONTINUAR DESEMPEÑANDO UN PAPEL PROTAGÓNICO EN LA CONSTRUCCIÓN DE LA UNIÓN LATINOAMERICANA Y CARIBEÑA, DINAMIZANDO LOS NUEVOS ESPACIOS DE CONCERTACIÓN POLÍTICA PARA GARANTIZAR LA PARTICIPACIÓN ACTIVA E IMPULSO DE POLÍTICAS Y ACCIONES QUE BENEFICIEN A LOS PUEBLOS DE NUESTRA AMÉRICA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 149

RESPONSABLE/EJECUTOR: OFICINA DE ASUNTOS MULTILATERALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060069001 GESTIONAR PAGO DE CUOTAS Y CONTRIBUCIONES ANTE ORGANISMOS MULTILATERALES Y DE INTEGRACIÓN

UNIDAD DE MEDIDA: PAGO **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE ASUNTOS MULTILATERALES Y DE INTEGRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.300.000**	**0**	**0**	**0**	**0**	**3.300.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	3.300.000	0	0	0	0	3.300.000
407	02	01	00	Transferencias corrientes al exterior	3.300.000	0	0	0	0	3.300.000
407	02	01	04	Transferencias corrientes a organismos internacionales	3.300.000	0	0	0	0	3.300.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**21.273.184**	**0**	**0**	**0**	**0**	**21.273.184**
411	11	00	00	Obligaciones de ejercicios anteriores	21.273.184	0	0	0	0	21.273.184
411	11	04	00	Compromisos pendientes de ejercicios anteriores	21.273.184	0	0	0	0	21.273.184
				Totales	**24.573.184**	**0**	**0**	**0**	**0**	**24.573.184**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127739 060069000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS ORGANISMOS MULTILATERALES Y EN LOS FOROS DE DIÁLOGO Y CONCERTACIÓN POLÍTICA, PARTICULARMENTE EN MATERIA DE INTEGRACIÓN

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA MULTILATERAL E INTEGRACIÓN DEL GOBIERNO BOLIVARIANO EN MÁS DEL 50% DE PAÍSES MIEMBROS DE LAS NACIONES UNIDAS, ALIADOS DE VENEZUELA EN LOS MECANISMOS: CELAC Y MNOAL PARA CONTINUAR DESEMPEÑANDO UN PAPEL PROTAGÓNICO EN LA CONSTRUCCIÓN DE LA UNIÓN LATINOAMERICANA Y CARIBEÑA, DINAMIZANDO LOS NUEVOS ESPACIOS DE CONCERTACIÓN POLÍTICA PARA GARANTIZAR LA PARTICIPACIÓN ACTIVA E IMPULSO DE POLÍTICAS Y ACCIONES QUE BENEFICIEN A LOS PUEBLOS DE NUESTRA AMÉRICA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 149

RESPONSABLE/EJECUTOR: OFICINA DE ASUNTOS MULTILATERALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060069002 PARTICIPACIÓN DE LA COMISIÓN PARA REFUGIADOS ANTE LOS ORGANISMOS INTERNACIONALES.

UNIDAD DE MEDIDA: EVENTO **META:** 48

RESPONSABLE/EJECUTOR: OFICINA DE ASUNTOS MULTILATERALES Y DE INTEGRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.130.000**	**0**	**0**	**0**	**0**	**1.130.000**
403	09	00	00	Viáticos y pasajes	1.086.386	0	0	0	0	1.086.386
403	09	01	00	Viáticos y pasajes dentro del país	245.143	0	0	0	0	245.143
403	09	02	00	Viáticos y pasajes fuera del país	841.243	0	0	0	0	841.243
403	18	00	00	Impuestos indirectos	43.614	0	0	0	0	43.614
403	18	01	00	Impuesto al valor agregado	43.614	0	0	0	0	43.614
				Totales	**1.130.000**	**0**	**0**	**0**	**0**	**1.130.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127739 060069000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS ORGANISMOS MULTILATERALES Y EN LOS FOROS DE DIÁLOGO Y CONCERTACIÓN POLÍTICA, PARTICULARMENTE EN MATERIA DE INTEGRACIÓN

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA MULTILATERAL E INTEGRACIÓN DEL GOBIERNO BOLIVARIANO EN MÁS DEL 50% DE PAÍSES MIEMBROS DE LAS NACIONES UNIDAS, ALIADOS DE VENEZUELA EN LOS MECANISMOS: CELAC Y MNOAL PARA CONTINUAR DESEMPEÑANDO UN PAPEL PROTAGÓNICO EN LA CONSTRUCCIÓN DE LA UNIÓN LATINOAMERICANA Y CARIBEÑA, DINAMIZANDO LOS NUEVOS ESPACIOS DE CONCERTACIÓN POLÍTICA PARA GARANTIZAR LA PARTICIPACIÓN ACTIVA E IMPULSO DE POLÍTICAS Y ACCIONES QUE BENEFICIEN A LOS PUEBLOS DE NUESTRA AMÉRICA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 149

RESPONSABLE/EJECUTOR: OFICINA DE ASUNTOS MULTILATERALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060069003 REALIZACIÓN DE JORNADAS DE REPRESENTACIÓN Y PARTICIPACIÓN EN ORGANISMOS INTERNACIONALES EN MATERIA DE: POLÍTICA ECONÓMICA, SOCIAL, DERECHOS HUMANOS, DEFENSA DE LA SOBERANÍA Y DESARME, SEGURIDAD ALIMENTARIA, DESARROLLO SOSTENIBLE, ASUNTOS JURÍDICOS Y COMUNICACIONES.

UNIDAD DE MEDIDA: JORNADA **META:** 45

RESPONSABLE/EJECUTOR: OFICINA DE ASUNTOS MULTILATERALES Y DE INTEGRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**533.315**	**0**	**0**	**0**	**0**	**533.315**
401	01	00	00	Sueldos, salarios y otras retribuciones	533.315	0	0	0	0	533.315
401	01	18	00	Remuneraciones al personal contratado	533.315	0	0	0	0	533.315
401	01	18	02	Remuneraciones por honorarios profesionales	533.315	0	0	0	0	533.315
403	**00**	**00**	**00**	**Servicios no personales**	**3.350.991**	**0**	**0**	**0**	**0**	**3.350.991**
403	07	00	00	Servicios de información, impresión y relaciones públicas	446.428	0	0	0	0	446.428
403	07	03	00	Relaciones sociales	446.428	0	0	0	0	446.428
403	09	00	00	Viáticos y pasajes	2.808.326	0	0	0	0	2.808.326
403	09	02	00	Viáticos y pasajes fuera del país	2.808.326	0	0	0	0	2.808.326
403	18	00	00	Impuestos indirectos	96.237	0	0	0	0	96.237
403	18	01	00	Impuesto al valor agregado	96.237	0	0	0	0	96.237
				Totales	**3.884.306**	**0**	**0**	**0**	**0**	**3.884.306**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127739 060069000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS ORGANISMOS MULTILATERALES Y EN LOS FOROS DE DIÁLOGO Y CONCERTACIÓN POLÍTICA, PARTICULARMENTE EN MATERIA DE INTEGRACIÓN

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA MULTILATERAL E INTEGRACIÓN DEL GOBIERNO BOLIVARIANO EN MÁS DEL 50% DE PAÍSES MIEMBROS DE LAS NACIONES UNIDAS, ALIADOS DE VENEZUELA EN LOS MECANISMOS: CELAC Y MNOAL PARA CONTINUAR DESEMPEÑANDO UN PAPEL PROTAGÓNICO EN LA CONSTRUCCIÓN DE LA UNIÓN LATINOAMERICANA Y CARIBEÑA, DINAMIZANDO LOS NUEVOS ESPACIOS DE CONCERTACIÓN POLÍTICA PARA GARANTIZAR LA PARTICIPACIÓN ACTIVA E IMPULSO DE POLÍTICAS Y ACCIONES QUE BENEFICIEN A LOS PUEBLOS DE NUESTRA AMÉRICA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 149

RESPONSABLE/EJECUTOR: OFICINA DE ASUNTOS MULTILATERALES **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 060069004 REALIZACIÓN DE JORNADAS DE REPRESENTACIÓN Y PARTICIPACIÓN EN MECANISMOS DE INTEGRACIÓN EN LOS ESPACIOS DE: CELAC, EL TRATADO DE COOPERACIÓN AMAZÓNICA (OTCA), LA SECRETARÍA GENERAL IBEROAMERICANA (SEGIB).

UNIDAD DE MEDIDA: JORNADA **META:** 37

RESPONSABLE/EJECUTOR: OFICINA DE ASUNTOS MULTILATERALES Y DE INTEGRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.971.857**	0	0	0	0	**2.971.857**
403	09	00	00	Viáticos y pasajes	2.898.511	0	0	0	0	2.898.511
403	09	01	00	Viáticos y pasajes dentro del país	603.571	0	0	0	0	603.571
403	09	02	00	Viáticos y pasajes fuera del país	2.294.940	0	0	0	0	2.294.940
403	18	00	00	Impuestos indirectos	73.346	0	0	0	0	73.346
403	18	01	00	Impuesto al valor agregado	73.346	0	0	0	0	73.346
				Totales	**2.971.857**	0	0	0	0	**2.971.857**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

06 - 163

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 127739 060069000 FORTALECIMIENTO DE LA PRESENCIA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS ORGANISMOS MULTILATERALES Y EN LOS FOROS DE DIÁLOGO Y CONCERTACIÓN POLÍTICA, PARTICULARMENTE EN MATERIA DE INTEGRACIÓN

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA MULTILATERAL E INTEGRACIÓN DEL GOBIERNO BOLIVARIANO EN MÁS DEL 50% DE PAÍSES MIEMBROS DE LAS NACIONES UNIDAS, ALIADOS DE VENEZUELA EN LOS MECANISMOS: CELAC Y MNOAL PARA CONTINUAR DESEMPEÑANDO UN PAPEL PROTAGÓNICO EN LA CONSTRUCCIÓN DE LA UNIÓN LATINOAMERICANA Y CARIBEÑA, DINAMIZANDO LOS NUEVOS ESPACIOS DE CONCERTACIÓN POLÍTICA PARA GARANTIZAR LA PARTICIPACIÓN ACTIVA E IMPULSO DE POLÍTICAS Y ACCIONES QUE BENEFICIEN A LOS PUEBLOS DE NUESTRA AMÉRICA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 149

RESPONSABLE/EJECUTOR: OFICINA DE ASUNTOS MULTILATERALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 060069005 PRONUNCIAMIENTO VERBAL Y ESCRITO EN MATERIA DE DERECHOS HUMANOS ANTE LOS ORGANISMOS INTERNACIONALES.

UNIDAD DE MEDIDA: EVENTO **META:** 17

RESPONSABLE/EJECUTOR: OFICINA DE ASUNTOS MULTILATERALES Y DE INTEGRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**500.000**	**0**	**0**	**0**	**0**	**500.000**
403	09	00	00	Viáticos y pasajes	500.000	0	0	0	0	500.000
403	09	02	00	Viáticos y pasajes fuera del país	500.000	0	0	0	0	500.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 069999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 19.716.241

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**19.716.241**	**0**	**0**	**0**	**0**	**19.716.241**
407	01	00	00	Transferencias y donaciones corrientes internas	19.716.241	0	0	0	0	19.716.241
407	01	03	00	Transferencias corrientes internas al sector público	19.716.241	0	0	0	0	19.716.241
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	19.716.241	0	0	0	0	19.716.241
				Totales	**19.716.241**	**0**	**0**	**0**	**0**	**19.716.241**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 069999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 19.716.241

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**19.716.241**	**0**	**0**	**0**	**0**	**19.716.241**
407	01	00	00	Transferencias y donaciones corrientes internas	19.716.241	0	0	0	0	19.716.241
407	01	03	00	Transferencias corrientes internas al sector público	19.716.241	0	0	0	0	19.716.241
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	19.716.241	0	0	0	0	19.716.241
				- A0170 Servicio Autónomo Instituto de Altos Estudios Diplomáticos Pedro Gual	19.716.241	0	0	0	0	19.716.241
				Totales	**19.716.241**	**0**	**0**	**0**	**0**	**19.716.241**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 069999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 19.716.241

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 069999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO AUTÓNOMO INSTITUTO DE ALTOS ESTUDIOS DIPLOMÁTICOS PEDRO GUAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 19.716.241

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**19.716.241**	**0**	**0**	**0**	**0**	**19.716.241**
407	01	00	00	Transferencias y donaciones corrientes internas	19.716.241	0	0	0	0	19.716.241
407	01	03	00	Transferencias corrientes internas al sector público	19.716.241	0	0	0	0	19.716.241
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	19.716.241	0	0	0	0	19.716.241
				Totales	**19.716.241**	**0**	**0**	**0**	**0**	**19.716.241**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.628.741.052**	**0**	**0**	**0**	**0**	**2.628.741.052**
401	01	00	00	Sueldos, salarios y otras retribuciones	447.032.714	0	0	0	0	447.032.714
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	240.699.049	0	0	0	0	240.699.049
401	01	03	00	Suplencias a empleados	525.000	0	0	0	0	525.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	49.047.120	0	0	0	0	49.047.120
401	01	13	00	Suplencias a obreros	900.000	0	0	0	0	900.000
401	01	18	00	Remuneraciones al personal contratado	155.054.066	0	0	0	0	155.054.066
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	154.214.338	0	0	0	0	154.214.338
401	01	18	02	Remuneraciones por honorarios profesionales	839.728	0	0	0	0	839.728
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	100.935	0	0	0	0	100.935
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	706.544	0	0	0	0	706.544
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	51.392.300	0	0	0	0	51.392.300
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	50.690.567	0	0	0	0	50.690.567
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	88.179	0	0	0	0	88.179
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	613.554	0	0	0	0	613.554
401	03	00	00	Primas	352.811.133	0	0	0	0	352.811.133
401	03	01	00	Primas por mérito a empleados	553.572	0	0	0	0	553.572
401	03	02	00	Primas de transporte a empleados	8.917.600	0	0	0	0	8.917.600
401	03	04	00	Primas por hijos a empleados	6.872.000	0	0	0	0	6.872.000
401	03	08	00	Primas de profesionalización a empleados	33.702.369	0	0	0	0	33.702.369
401	03	09	00	Primas por antigüedad a empleados	47.514.053	0	0	0	0	47.514.053
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.302.856	0	0	0	0	3.302.856
401	03	11	00	Primas al personal en servicio en el exterior	193.615.261	0	0	0	0	193.615.261
401	03	16	00	Primas por mérito a obreros	4.989.445	0	0	0	0	4.989.445
401	03	17	00	Primas de transporte a obreros	1.898.400	0	0	0	0	1.898.400
401	03	19	00	Primas por hijos de obreros	2.559.200	0	0	0	0	2.559.200
401	03	21	00	Primas por antigüedad a obreros	8.524.601	0	0	0	0	8.524.601
401	03	22	00	Primas de profesionalización a obreros	757.673	0	0	0	0	757.673
401	03	31	00	Primas por riesgo al personal militar y de seguridad	2.540.000	0	0	0	0	2.540.000
401	03	37	00	Primas de transporte al personal contratado	5.868.800	0	0	0	0	5.868.800
401	03	39	00	Primas por hijos al personal contratado	5.303.200	0	0	0	0	5.303.200

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	40	00	Primas de profesionalización al personal contratado	10.846.780	0	0	0	0	10.846.780
401	03	41	00	Primas por antigüedad al personal contratado	14.439.690	0	0	0	0	14.439.690
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	69.513	0	0	0	0	69.513
401	03	47	00	Primas al personal de alto nivel y de dirección	536.120	0	0	0	0	536.120
401	04	00	00	Complementos de sueldos y salarios	123.252.625	0	0	0	0	123.252.625
401	04	06	00	Complemento a empleados por comisión de servicios	8.611.159	0	0	0	0	8.611.159
401	04	08	00	Bono compensatorio de alimentación a empleados	37.563.750	0	0	0	0	37.563.750
401	04	09	00	Bono compensatorio de transporte a empleados	5.424.000	0	0	0	0	5.424.000
401	04	18	00	Bono compensatorio de alimentación a obreros	11.441.250	0	0	0	0	11.441.250
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	16.192.000	0	0	0	0	16.192.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	35.370.000	0	0	0	0	35.370.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	33.750	0	0	0	0	33.750
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	236.250	0	0	0	0	236.250
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	1.400	0	0	0	0	1.400
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	6.533	0	0	0	0	6.533
401	04	96	00	Otros complementos a empleados	3.078.000	0	0	0	0	3.078.000
401	04	97	00	Otros complementos a obreros	2.316.400	0	0	0	0	2.316.400
401	04	98	00	Otros complementos al personal contratado	2.978.133	0	0	0	0	2.978.133
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	126.949.913	0	0	0	0	126.949.913
401	05	03	00	Bono vacacional a empleados	76.727.282	0	0	0	0	76.727.282
401	05	06	00	Bono vacacional a obreros	12.826.357	0	0	0	0	12.826.357
401	05	08	00	Bono vacacional al personal contratado	37.203.539	0	0	0	0	37.203.539
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	33.053	0	0	0	0	33.053
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	159.682	0	0	0	0	159.682
401	06	00	00	Aportes patronales y legales	107.868.920	0	0	0	0	107.868.920
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	35.326.227	0	0	0	0	35.326.227
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	11.775.409	0	0	0	0	11.775.409
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.850.272	0	0	0	0	7.850.272
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	10.447.530	0	0	0	0	10.447.530
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	6.099.880	0	0	0	0	6.099.880
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	2.033.293	0	0	0	0	2.033.293

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

ACCIÓN CENTRALIZADA: 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.355.529	0	0	0	0	1.355.529
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.609.690	0	0	0	0	1.609.690
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	17.160.553	0	0	0	0	17.160.553
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	4.487.727	0	0	0	0	4.487.727
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	3.813.456	0	0	0	0	3.813.456
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	23.276	0	0	0	0	23.276
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	7.759	0	0	0	0	7.759
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	5.613	0	0	0	0	5.613
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	5.173	0	0	0	0	5.173
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	111.840	0	0	0	0	111.840
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	37.280	0	0	0	0	37.280
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	24.853	0	0	0	0	24.853
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	24.853	0	0	0	0	24.853
401	06	95	00	Otros aportes legales por personal contratado	5.668.707	0	0	0	0	5.668.707
401	07	00	00	Asistencia socio-económica	1.130.682.321	0	0	0	0	1.130.682.321
401	07	01	00	Capacitación y adiestramiento a empleados	900.000	0	0	0	0	900.000
401	07	02	00	Becas a empleados	3.148.800	0	0	0	0	3.148.800
401	07	03	00	Ayudas por matrimonio a empleados	148.000	0	0	0	0	148.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	141.050	0	0	0	0	141.050
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	58.877.044	0	0	0	0	58.877.044
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	400.551.022	0	0	0	0	400.551.022
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.880.000	0	0	0	0	5.880.000
401	07	10	00	Dotación de uniformes a empleados	178.080.000	0	0	0	0	178.080.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.209.239	0	0	0	0	1.209.239
401	07	17	00	Capacitación y adiestramiento a obreros	75.000	0	0	0	0	75.000
401	07	18	00	Becas a obreros	1.171.200	0	0	0	0	1.171.200
401	07	19	00	Ayudas por matrimonio de obreros	80.000	0	0	0	0	80.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	54.250	0	0	0	0	54.250
401	07	21	00	Ayudas por defunción a obreros	3.150.000	0	0	0	0	3.150.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	10.166.466	0	0	0	0	10.166.466
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	47.563.667	0	0	0	0	47.563.667
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.085.000	0	0	0	0	2.085.000
401	07	26	00	Dotación de uniformes a obreros	54.240.000	0	0	0	0	54.240.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	77.185	0	0	0	0	77.185
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	6.000	0	0	0	0	6.000
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	2.325	0	0	0	0	2.325
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	38.794	0	0	0	0	38.794
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	623.408	0	0	0	0	623.408
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	6.000	0	0	0	0	6.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.325	0	0	0	0	2.325
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	186.400	0	0	0	0	186.400
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	1.315.500	0	0	0	0	1.315.500
401	07	75	00	Becas al personal contratado	3.008.000	0	0	0	0	3.008.000
401	07	76	00	Ayudas por matrimonio al personal contratado	180.000	0	0	0	0	180.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	131.750	0	0	0	0	131.750
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	28.343.537	0	0	0	0	28.343.537
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	152.002.903	0	0	0	0	152.002.903
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	5.135.000	0	0	0	0	5.135.000
401	07	83	00	Dotación de uniformes al personal contratado	167.680.000	0	0	0	0	167.680.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.183.511	0	0	0	0	1.183.511
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	120.000	0	0	0	0	120.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	791.000	0	0	0	0	791.000
401	07	96	00	Otras subvenciones a empleados	1.168.945	0	0	0	0	1.168.945
401	07	97	00	Otras subvenciones a obreros	353.000	0	0	0	0	353.000
401	07	99	00	Otras subvenciones al personal contratado	806.000	0	0	0	0	806.000
401	08	00	00	Prestaciones sociales e indemnizaciones	279.864.171	0	0	0	0	279.864.171
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	173.477.491	0	0	0	0	173.477.491
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	31.201.388	0	0	0	0	31.201.388

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

ACCIÓN CENTRALIZADA: 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	74.536.459	0	0	0	0	74.536.459
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	61.838	0	0	0	0	61.838
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	586.995	0	0	0	0	586.995
401	96	00	00	Otros gastos del personal empleado	8.886.955	0	0	0	0	8.886.955
401	96	01	00	Otros gastos del personal empleado	8.886.955	0	0	0	0	8.886.955
403	**00**	**00**	**00**	**Servicios no personales**	**80.037.805**	**0**	**0**	**0**	**0**	**80.037.805**
403	16	00	00	Servicios de diversión, esparcimiento y culturales	70.065.684	0	0	0	0	70.065.684
403	16	01	00	Servicios de diversión, esparcimiento y culturales	70.065.684	0	0	0	0	70.065.684
403	18	00	00	Impuestos indirectos	8.575.479	0	0	0	0	8.575.479
403	18	01	00	Impuesto al valor agregado	8.575.479	0	0	0	0	8.575.479
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.396.642	0	0	0	0	1.396.642
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.396.642	0	0	0	0	1.396.642
				Totales	**2.708.778.857**	**0**	**0**	**0**	**0**	**2.708.778.857**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS **06 - 172**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

ACCIÓN CENTRALIZADA: 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 060001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.628.741.052**	0	0	0	0	**2.628.741.052**
401	01	00	00	Sueldos, salarios y otras retribuciones	447.032.714	0	0	0	0	447.032.714
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	240.699.049	0	0	0	0	240.699.049
401	01	03	00	Suplencias a empleados	525.000	0	0	0	0	525.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	49.047.120	0	0	0	0	49.047.120
401	01	13	00	Suplencias a obreros	900.000	0	0	0	0	900.000
401	01	18	00	Remuneraciones al personal contratado	155.054.066	0	0	0	0	155.054.066
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	154.214.338	0	0	0	0	154.214.338
401	01	18	02	Remuneraciones por honorarios profesionales	839.728	0	0	0	0	839.728
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	100.935	0	0	0	0	100.935
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	706.544	0	0	0	0	706.544
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	51.392.300	0	0	0	0	51.392.300
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	50.690.567	0	0	0	0	50.690.567
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	88.179	0	0	0	0	88.179
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	613.554	0	0	0	0	613.554
401	03	00	00	Primas	352.811.133	0	0	0	0	352.811.133
401	03	01	00	Primas por mérito a empleados	553.572	0	0	0	0	553.572
401	03	02	00	Primas de transporte a empleados	8.917.600	0	0	0	0	8.917.600
401	03	04	00	Primas por hijos a empleados	6.872.000	0	0	0	0	6.872.000
401	03	08	00	Primas de profesionalización a empleados	33.702.369	0	0	0	0	33.702.369
401	03	09	00	Primas por antigüedad a empleados	47.514.053	0	0	0	0	47.514.053
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.302.856	0	0	0	0	3.302.856
401	03	11	00	Primas al personal en servicio en el exterior	193.615.261	0	0	0	0	193.615.261
401	03	16	00	Primas por mérito a obreros	4.989.445	0	0	0	0	4.989.445
401	03	17	00	Primas de transporte a obreros	1.898.400	0	0	0	0	1.898.400
401	03	19	00	Primas por hijos de obreros	2.559.200	0	0	0	0	2.559.200
401	03	21	00	Primas por antigüedad a obreros	8.524.601	0	0	0	0	8.524.601

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 060001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	22	00	Primas de profesionalización a obreros	757.673	0	0	0	0	757.673
401	03	31	00	Primas por riesgo al personal militar y de seguridad	2.540.000	0	0	0	0	2.540.000
401	03	37	00	Primas de transporte al personal contratado	5.868.800	0	0	0	0	5.868.800
401	03	39	00	Primas por hijos al personal contratado	5.303.200	0	0	0	0	5.303.200
401	03	40	00	Primas de profesionalización al personal contratado	10.846.780	0	0	0	0	10.846.780
401	03	41	00	Primas por antigüedad al personal contratado	14.439.690	0	0	0	0	14.439.690
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	69.513	0	0	0	0	69.513
401	03	47	00	Primas al personal de alto nivel y de dirección	536.120	0	0	0	0	536.120
401	04	00	00	Complementos de sueldos y salarios	123.252.625	0	0	0	0	123.252.625
401	04	06	00	Complemento a empleados por comisión de servicios	8.611.159	0	0	0	0	8.611.159
401	04	08	00	Bono compensatorio de alimentación a empleados	37.563.750	0	0	0	0	37.563.750
401	04	09	00	Bono compensatorio de transporte a empleados	5.424.000	0	0	0	0	5.424.000
401	04	18	00	Bono compensatorio de alimentación a obreros	11.441.250	0	0	0	0	11.441.250
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	16.192.000	0	0	0	0	16.192.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	35.370.000	0	0	0	0	35.370.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	33.750	0	0	0	0	33.750
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	236.250	0	0	0	0	236.250
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	1.400	0	0	0	0	1.400
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	6.533	0	0	0	0	6.533
401	04	96	00	Otros complementos a empleados	3.078.000	0	0	0	0	3.078.000
401	04	97	00	Otros complementos a obreros	2.316.400	0	0	0	0	2.316.400
401	04	98	00	Otros complementos al personal contratado	2.978.133	0	0	0	0	2.978.133
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	126.949.913	0	0	0	0	126.949.913
401	05	03	00	Bono vacacional a empleados	76.727.282	0	0	0	0	76.727.282
401	05	06	00	Bono vacacional a obreros	12.826.357	0	0	0	0	12.826.357
401	05	08	00	Bono vacacional al personal contratado	37.203.539	0	0	0	0	37.203.539
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	33.053	0	0	0	0	33.053

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 060001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	159.682	0	0	0	0	159.682
401	06	00	00	Aportes patronales y legales	107.868.920	0	0	0	0	107.868.920
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	35.326.227	0	0	0	0	35.326.227
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	11.775.409	0	0	0	0	11.775.409
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.850.272	0	0	0	0	7.850.272
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	10.447.530	0	0	0	0	10.447.530
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	6.099.880	0	0	0	0	6.099.880
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	2.033.293	0	0	0	0	2.033.293
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.355.529	0	0	0	0	1.355.529
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.609.690	0	0	0	0	1.609.690
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	17.160.553	0	0	0	0	17.160.553
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	4.487.727	0	0	0	0	4.487.727
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	3.813.456	0	0	0	0	3.813.456
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	23.276	0	0	0	0	23.276
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	7.759	0	0	0	0	7.759
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	5.613	0	0	0	0	5.613
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	5.173	0	0	0	0	5.173
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	111.840	0	0	0	0	111.840
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	37.280	0	0	0	0	37.280
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	24.853	0	0	0	0	24.853
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	24.853	0	0	0	0	24.853
401	06	95	00	Otros aportes legales por personal contratado	5.668.707	0	0	0	0	5.668.707
401	07	00	00	Asistencia socio-económica	1.130.682.321	0	0	0	0	1.130.682.321
401	07	01	00	Capacitación y adiestramiento a empleados	900.000	0	0	0	0	900.000
401	07	02	00	Becas a empleados	3.148.800	0	0	0	0	3.148.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

ACCIÓN CENTRALIZADA: 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 060001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	03	00	Ayudas por matrimonio a empleados	148.000	0	0	0	0	148.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	141.050	0	0	0	0	141.050
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	58.877.044	0	0	0	0	58.877.044
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	400.551.022	0	0	0	0	400.551.022
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.880.000	0	0	0	0	5.880.000
401	07	10	00	Dotación de uniformes a empleados	178.080.000	0	0	0	0	178.080.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.209.239	0	0	0	0	1.209.239
401	07	17	00	Capacitación y adiestramiento a obreros	75.000	0	0	0	0	75.000
401	07	18	00	Becas a obreros	1.171.200	0	0	0	0	1.171.200
401	07	19	00	Ayudas por matrimonio de obreros	80.000	0	0	0	0	80.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	54.250	0	0	0	0	54.250
401	07	21	00	Ayudas por defunción a obreros	3.150.000	0	0	0	0	3.150.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	10.166.466	0	0	0	0	10.166.466
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	47.563.667	0	0	0	0	47.563.667
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.085.000	0	0	0	0	2.085.000
401	07	26	00	Dotación de uniformes a obreros	54.240.000	0	0	0	0	54.240.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	77.185	0	0	0	0	77.185
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	6.000	0	0	0	0	6.000
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	2.325	0	0	0	0	2.325
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	38.794	0	0	0	0	38.794
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	623.408	0	0	0	0	623.408
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	6.000	0	0	0	0	6.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.325	0	0	0	0	2.325
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	186.400	0	0	0	0	186.400
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	1.315.500	0	0	0	0	1.315.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 060001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	75	00	Becas al personal contratado	3.008.000	0	0	0	0	3.008.000
401	07	76	00	Ayudas por matrimonio al personal contratado	180.000	0	0	0	0	180.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	131.750	0	0	0	0	131.750
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	28.343.537	0	0	0	0	28.343.537
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	152.002.903	0	0	0	0	152.002.903
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	5.135.000	0	0	0	0	5.135.000
401	07	83	00	Dotación de uniformes al personal contratado	167.680.000	0	0	0	0	167.680.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.183.511	0	0	0	0	1.183.511
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	120.000	0	0	0	0	120.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	791.000	0	0	0	0	791.000
401	07	96	00	Otras subvenciones a empleados	1.168.945	0	0	0	0	1.168.945
401	07	97	00	Otras subvenciones a obreros	353.000	0	0	0	0	353.000
401	07	99	00	Otras subvenciones al personal contratado	806.000	0	0	0	0	806.000
401	08	00	00	Prestaciones sociales e indemnizaciones	279.864.171	0	0	0	0	279.864.171
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	173.477.491	0	0	0	0	173.477.491
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	31.201.388	0	0	0	0	31.201.388
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	74.536.459	0	0	0	0	74.536.459
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	61.838	0	0	0	0	61.838
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	586.995	0	0	0	0	586.995
401	96	00	00	Otros gastos del personal empleado	8.886.955	0	0	0	0	8.886.955
401	96	01	00	Otros gastos del personal empleado	8.886.955	0	0	0	0	8.886.955
403	**00**	**00**	**00**	**Servicios no personales**	**80.037.805**	**0**	**0**	**0**	**0**	**80.037.805**
403	16	00	00	Servicios de diversión, esparcimiento y culturales	70.065.684	0	0	0	0	70.065.684
403	16	01	00	Servicios de diversión, esparcimiento y culturales	70.065.684	0	0	0	0	70.065.684
403	18	00	00	Impuestos indirectos	8.575.479	0	0	0	0	8.575.479
403	18	01	00	Impuesto al valor agregado	8.575.479	0	0	0	0	8.575.479

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

ACCIÓN CENTRALIZADA: 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 060001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.396.642	0	0	0	0	1.396.642
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.396.642	0	0	0	0	1.396.642
				Totales	**2.708.778.857**	**0**	**0**	**0**	**0**	**2.708.778.857**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**112.946.500**	**0**	**0**	**0**	**0**	**112.946.500**
402	01	00	00	Productos alimenticios y agropecuarios	27.000.000	0	0	0	0	27.000.000
402	01	01	00	Alimentos y bebidas para personas	27.000.000	0	0	0	0	27.000.000
402	03	00	00	Textiles y vestuarios	1.510.000	0	0	0	0	1.510.000
402	03	01	00	Textiles	500.000	0	0	0	0	500.000
402	03	02	00	Prendas de vestir	500.000	0	0	0	0	500.000
402	03	03	00	Calzados	500.000	0	0	0	0	500.000
402	03	99	00	Otros productos textiles y vestuarios	10.000	0	0	0	0	10.000
402	04	00	00	Productos de cuero y caucho	1.350.000	0	0	0	0	1.350.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	350.000	0	0	0	0	350.000
402	04	03	00	Cauchos y tripas para vehículos	1.000.000	0	0	0	0	1.000.000
402	05	00	00	Productos de papel, cartón e impresos	39.250.000	0	0	0	0	39.250.000
402	05	01	00	Pulpa de madera, papel y cartón	12.000.000	0	0	0	0	12.000.000
402	05	02	00	Envases y cajas de papel y cartón	500.000	0	0	0	0	500.000
402	05	03	00	Productos de papel y cartón para oficina	25.000.000	0	0	0	0	25.000.000
402	05	04	00	Libros, revistas y periódicos	250.000	0	0	0	0	250.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.500.000	0	0	0	0	1.500.000
402	06	00	00	Productos químicos y derivados	4.665.000	0	0	0	0	4.665.000
402	06	02	00	Abonos, plaguicidas y otros	5.000	0	0	0	0	5.000
402	06	03	00	Tintas, pinturas y colorantes	600.000	0	0	0	0	600.000
402	06	04	00	Productos farmacéuticos y medicamentos	80.000	0	0	0	0	80.000
402	06	05	00	Productos de tocador	80.000	0	0	0	0	80.000
402	06	06	00	Combustibles y lubricantes	250.000	0	0	0	0	250.000
402	06	08	00	Productos plásticos	3.500.000	0	0	0	0	3.500.000
402	06	99	00	Otros productos de la industria química y conexos	150.000	0	0	0	0	150.000
402	07	00	00	Productos minerales no metálicos	30.000	0	0	0	0	30.000
402	07	02	00	Vidrios y productos de vidrio	10.000	0	0	0	0	10.000
402	07	04	00	Cemento, cal y yeso	20.000	0	0	0	0	20.000
402	08	00	00	Productos metálicos	3.210.000	0	0	0	0	3.210.000
402	08	01	00	Productos primarios de hierro y acero	80.000	0	0	0	0	80.000
402	08	02	00	Productos de metales no ferrosos	900.000	0	0	0	0	900.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.500.000	0	0	0	0	1.500.000
402	08	04	00	Productos metálicos estructurales	80.000	0	0	0	0	80.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	07	00	Material de señalamiento	100.000	0	0	0	0	100.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	500.000	0	0	0	0	500.000
402	08	10	00	Repuestos y accesorios para otros equipos	20.000	0	0	0	0	20.000
402	08	99	00	Otros productos metálicos	30.000	0	0	0	0	30.000
402	09	00	00	Productos de madera	130.000	0	0	0	0	130.000
402	09	01	00	Productos primarios de madera	120.000	0	0	0	0	120.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	10.000	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	35.781.500	0	0	0	0	35.781.500
402	10	01	00	Artículos de deporte, recreación y juguetes	50.000	0	0	0	0	50.000
402	10	02	00	Materiales y útiles de limpieza y aseo	2.500.000	0	0	0	0	2.500.000
402	10	03	00	Utensilios de cocina y comedor	1.000.000	0	0	0	0	1.000.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	350.000	0	0	0	0	350.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.000.000	0	0	0	0	1.000.000
402	10	06	00	Condecoraciones, ofrendas y similares	40.000	0	0	0	0	40.000
402	10	07	00	Productos de seguridad en el trabajo	350.000	0	0	0	0	350.000
402	10	08	00	Materiales para equipos de computación	26.000.000	0	0	0	0	26.000.000
402	10	10	00	Útiles religiosos	1.500	0	0	0	0	1.500
402	10	11	00	Materiales eléctricos	1.500.000	0	0	0	0	1.500.000
402	10	12	00	Materiales para instalaciones sanitarias	400.000	0	0	0	0	400.000
402	10	13	00	Materiales fotográficos	90.000	0	0	0	0	90.000
402	10	99	00	Otros productos y útiles diversos	2.500.000	0	0	0	0	2.500.000
402	99	00	00	Otros materiales y suministros	20.000	0	0	0	0	20.000
402	99	01	00	Otros materiales y suministros	20.000	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**230.733.256**	**0**	**0**	**0**	**0**	**230.733.256**
403	02	00	00	Alquileres de maquinaria y equipos	10.500.000	0	0	0	0	10.500.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	8.000.000	0	0	0	0	8.000.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	500.000
403	02	99	00	Alquileres de otras maquinaria y equipos	2.000.000	0	0	0	0	2.000.000
403	04	00	00	Servicios básicos	53.238.283	0	0	0	0	53.238.283
403	04	01	00	Electricidad	2.500.000	0	0	0	0	2.500.000
403	04	03	00	Agua	538.283	0	0	0	0	538.283
403	04	04	00	Teléfonos	43.800.000	0	0	0	0	43.800.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	3.800.000	0	0	0	0	3.800.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	40.000.000	0	0	0	0	40.000.000
403	04	05	00	Servicio de comunicaciones	5.200.000	0	0	0	0	5.200.000
403	04	06	00	Servicio de aseo urbano y domiciliario	800.000	0	0	0	0	800.000
403	04	07	00	Servicio de condominio	400.000	0	0	0	0	400.000
403	06	00	00	Servicios de transporte y almacenaje	21.710.000	0	0	0	0	21.710.000
403	06	01	00	Fletes y embalajes	21.000.000	0	0	0	0	21.000.000
403	06	02	00	Almacenaje	700.000	0	0	0	0	700.000
403	06	03	00	Estacionamiento	10.000	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	49.000.000	0	0	0	0	49.000.000
403	07	02	00	Imprenta y reproducción	3.500.000	0	0	0	0	3.500.000
403	07	03	00	Relaciones sociales	45.000.000	0	0	0	0	45.000.000
403	07	04	00	Avisos	500.000	0	0	0	0	500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	7.000.000	0	0	0	0	7.000.000
403	08	01	00	Primas y gastos de seguros	7.000.000	0	0	0	0	7.000.000
403	09	00	00	Viáticos y pasajes	40.837.001	0	0	0	0	40.837.001
403	09	01	00	Viáticos y pasajes dentro del país	5.637.001	0	0	0	0	5.637.001
403	09	02	00	Viáticos y pasajes fuera del país	35.200.000	0	0	0	0	35.200.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	4.012.000	0	0	0	0	4.012.000
403	10	09	00	Servicios de lavandería y tintorería	12.000	0	0	0	0	12.000
403	10	99	00	Otros servicios profesionales y técnicos	4.000.000	0	0	0	0	4.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.570.000	0	0	0	0	4.570.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.000.000	0	0	0	0	2.000.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	40.000	0	0	0	0	40.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.500.000	0	0	0	0	2.500.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	30.000	0	0	0	0	30.000
403	12	00	00	Conservación y reparaciones menores de obras	150.000	0	0	0	0	150.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	150.000	0	0	0	0	150.000
403	15	00	00	Servicios fiscales	5.000	0	0	0	0	5.000
403	15	02	00	Tasas y otros derechos obligatorios	5.000	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	37.210.972	0	0	0	0	37.210.972
403	18	01	00	Impuesto al valor agregado	37.210.972	0	0	0	0	37.210.972
403	99	00	00	Otros servicios no personales	2.500.000	0	0	0	0	2.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	01	00	Otros servicios no personales	2.500.000	0	0	0	0	2.500.000
404	**00**	**00**	**00**	**Activos reales**	**3.675.000**	**0**	**0**	**0**	**0**	**3.675.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	65.000	0	0	0	0	65.000
404	01	01	00	Repuestos mayores	65.000	0	0	0	0	65.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	50.000	0	0	0	0	50.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	15.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	250.000	0	0	0	0	250.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	150.000	0	0	0	0	150.000
404	03	05	00	Maquinaria y equipos industriales y de taller	100.000	0	0	0	0	100.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	500.000
404	05	01	00	Equipos de telecomunicaciones	500.000	0	0	0	0	500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	355.000	0	0	0	0	355.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	5.000	0	0	0	0	5.000
404	07	06	00	Instrumentos musicales y equipos de audio	350.000	0	0	0	0	350.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.500.000	0	0	0	0	2.500.000
404	09	01	00	Mobiliario y equipos de oficina	500.000	0	0	0	0	500.000
404	09	02	00	Equipos de computación	1.500.000	0	0	0	0	1.500.000
404	09	03	00	Mobiliario y equipos de alojamiento	500.000	0	0	0	0	500.000
404	12	00	00	Activos intangibles	5.000	0	0	0	0	5.000
404	12	04	00	Paquetes y programas de computación	5.000	0	0	0	0	5.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**6.300.000**	**0**	**0**	**0**	**0**	**6.300.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	6.300.000	0	0	0	0	6.300.000
406	01	01	00	Gastos de defensa y seguridad del Estado	6.300.000	0	0	0	0	6.300.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**9.478.378**	**0**	**0**	**0**	**0**	**9.478.378**
407	01	00	00	Transferencias y donaciones corrientes internas	9.478.378	0	0	0	0	9.478.378
407	01	02	00	Donaciones corrientes internas al sector privado	4.000.000	0	0	0	0	4.000.000
407	01	02	01	Donaciones corrientes a personas	4.000.000	0	0	0	0	4.000.000
407	01	03	00	Transferencias corrientes internas al sector público	5.478.378	0	0	0	0	5.478.378
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.478.378	0	0	0	0	5.478.378
411	**00**	**00**	**00**	**Disminución de pasivos**	**10.000.000**	**0**	**0**	**0**	**0**	**10.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	10.000.000	0	0	0	0	10.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	8.500.000	0	0	0	0	8.500.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del	1.500.000	0	0	0	0	1.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Trabajo, los Trabajadores y las Trabajadoras						
				Totales	**373.133.134**	**0**	**0**	**0**	**0**	**373.133.134**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.478.378**	**0**	**0**	**0**	**0**	**5.478.378**
407	01	00	00	Transferencias y donaciones corrientes internas	5.478.378	0	0	0	0	5.478.378
407	01	03	00	Transferencias corrientes internas al sector público	5.478.378	0	0	0	0	5.478.378
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.478.378	0	0	0	0	5.478.378
				- A0170 Servicio Autónomo Instituto de Altos Estudios Diplomáticos Pedro Gual	5.478.378	0	0	0	0	5.478.378
				Totales	**5.478.378**	**0**	**0**	**0**	**0**	**5.478.378**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 060002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**112.946.500**	**0**	**0**	**0**	**0**	**112.946.500**
402	01	00	00	Productos alimenticios y agropecuarios	27.000.000	0	0	0	0	27.000.000
402	01	01	00	Alimentos y bebidas para personas	27.000.000	0	0	0	0	27.000.000
402	03	00	00	Textiles y vestuarios	1.510.000	0	0	0	0	1.510.000
402	03	01	00	Textiles	500.000	0	0	0	0	500.000
402	03	02	00	Prendas de vestir	500.000	0	0	0	0	500.000
402	03	03	00	Calzados	500.000	0	0	0	0	500.000
402	03	99	00	Otros productos textiles y vestuarios	10.000	0	0	0	0	10.000
402	04	00	00	Productos de cuero y caucho	1.350.000	0	0	0	0	1.350.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	350.000	0	0	0	0	350.000
402	04	03	00	Cauchos y tripas para vehículos	1.000.000	0	0	0	0	1.000.000
402	05	00	00	Productos de papel, cartón e impresos	39.250.000	0	0	0	0	39.250.000
402	05	01	00	Pulpa de madera, papel y cartón	12.000.000	0	0	0	0	12.000.000
402	05	02	00	Envases y cajas de papel y cartón	500.000	0	0	0	0	500.000
402	05	03	00	Productos de papel y cartón para oficina	25.000.000	0	0	0	0	25.000.000
402	05	04	00	Libros, revistas y periódicos	250.000	0	0	0	0	250.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.500.000	0	0	0	0	1.500.000
402	06	00	00	Productos químicos y derivados	4.665.000	0	0	0	0	4.665.000
402	06	02	00	Abonos, plaguicidas y otros	5.000	0	0	0	0	5.000
402	06	03	00	Tintas, pinturas y colorantes	600.000	0	0	0	0	600.000
402	06	04	00	Productos farmacéuticos y medicamentos	80.000	0	0	0	0	80.000
402	06	05	00	Productos de tocador	80.000	0	0	0	0	80.000
402	06	06	00	Combustibles y lubricantes	250.000	0	0	0	0	250.000
402	06	08	00	Productos plásticos	3.500.000	0	0	0	0	3.500.000
402	06	99	00	Otros productos de la industria química y conexos	150.000	0	0	0	0	150.000
402	07	00	00	Productos minerales no metálicos	30.000	0	0	0	0	30.000
402	07	02	00	Vidrios y productos de vidrio	10.000	0	0	0	0	10.000
402	07	04	00	Cemento, cal y yeso	20.000	0	0	0	0	20.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES ACCIÓN CENTRALIZADA: 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 060002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	00	00	Productos metálicos	3.210.000	0	0	0	0	3.210.000
402	08	01	00	Productos primarios de hierro y acero	80.000	0	0	0	0	80.000
402	08	02	00	Productos de metales no ferrosos	900.000	0	0	0	0	900.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.500.000	0	0	0	0	1.500.000
402	08	04	00	Productos metálicos estructurales	80.000	0	0	0	0	80.000
402	08	07	00	Material de señalamiento	100.000	0	0	0	0	100.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	500.000	0	0	0	0	500.000
402	08	10	00	Repuestos y accesorios para otros equipos	20.000	0	0	0	0	20.000
402	08	99	00	Otros productos metálicos	30.000	0	0	0	0	30.000
402	09	00	00	Productos de madera	130.000	0	0	0	0	130.000
402	09	01	00	Productos primarios de madera	120.000	0	0	0	0	120.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	10.000	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	35.781.500	0	0	0	0	35.781.500
402	10	01	00	Artículos de deporte, recreación y juguetes	50.000	0	0	0	0	50.000
402	10	02	00	Materiales y útiles de limpieza y aseo	2.500.000	0	0	0	0	2.500.000
402	10	03	00	Utensilios de cocina y comedor	1.000.000	0	0	0	0	1.000.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	350.000	0	0	0	0	350.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.000.000	0	0	0	0	1.000.000
402	10	06	00	Condecoraciones, ofrendas y similares	40.000	0	0	0	0	40.000
402	10	07	00	Productos de seguridad en el trabajo	350.000	0	0	0	0	350.000
402	10	08	00	Materiales para equipos de computación	26.000.000	0	0	0	0	26.000.000
402	10	10	00	Útiles religiosos	1.500	0	0	0	0	1.500
402	10	11	00	Materiales eléctricos	1.500.000	0	0	0	0	1.500.000
402	10	12	00	Materiales para instalaciones sanitarias	400.000	0	0	0	0	400.000
402	10	13	00	Materiales fotográficos	90.000	0	0	0	0	90.000
402	10	99	00	Otros productos y útiles diversos	2.500.000	0	0	0	0	2.500.000
402	99	00	00	Otros materiales y suministros	20.000	0	0	0	0	20.000
402	99	01	00	Otros materiales y suministros	20.000	0	0	0	0	20.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 060002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**230.733.256**	**0**	**0**	**0**	**0**	**230.733.256**
403	02	00	00	Alquileres de maquinaria y equipos	10.500.000	0	0	0	0	10.500.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	8.000.000	0	0	0	0	8.000.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	500.000
403	02	99	00	Alquileres de otras maquinaria y equipos	2.000.000	0	0	0	0	2.000.000
403	04	00	00	Servicios básicos	53.238.283	0	0	0	0	53.238.283
403	04	01	00	Electricidad	2.500.000	0	0	0	0	2.500.000
403	04	03	00	Agua	538.283	0	0	0	0	538.283
403	04	04	00	Teléfonos	43.800.000	0	0	0	0	43.800.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	3.800.000	0	0	0	0	3.800.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	40.000.000	0	0	0	0	40.000.000
403	04	05	00	Servicio de comunicaciones	5.200.000	0	0	0	0	5.200.000
403	04	06	00	Servicio de aseo urbano y domiciliario	800.000	0	0	0	0	800.000
403	04	07	00	Servicio de condominio	400.000	0	0	0	0	400.000
403	06	00	00	Servicios de transporte y almacenaje	21.710.000	0	0	0	0	21.710.000
403	06	01	00	Fletes y embalajes	21.000.000	0	0	0	0	21.000.000
403	06	02	00	Almacenaje	700.000	0	0	0	0	700.000
403	06	03	00	Estacionamiento	10.000	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	49.000.000	0	0	0	0	49.000.000
403	07	02	00	Imprenta y reproducción	3.500.000	0	0	0	0	3.500.000
403	07	03	00	Relaciones sociales	45.000.000	0	0	0	0	45.000.000
403	07	04	00	Avisos	500.000	0	0	0	0	500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	7.000.000	0	0	0	0	7.000.000
403	08	01	00	Primas y gastos de seguros	7.000.000	0	0	0	0	7.000.000
403	09	00	00	Viáticos y pasajes	40.837.001	0	0	0	0	40.837.001
403	09	01	00	Viáticos y pasajes dentro del país	5.637.001	0	0	0	0	5.637.001
403	09	02	00	Viáticos y pasajes fuera del país	35.200.000	0	0	0	0	35.200.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	4.012.000	0	0	0	0	4.012.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 060002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	09	00	Servicios de lavandería y tintorería	12.000	0	0	0	0	12.000
403	10	99	00	Otros servicios profesionales y técnicos	4.000.000	0	0	0	0	4.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.570.000	0	0	0	0	4.570.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.000.000	0	0	0	0	2.000.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	40.000	0	0	0	0	40.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.500.000	0	0	0	0	2.500.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	30.000	0	0	0	0	30.000
403	12	00	00	Conservación y reparaciones menores de obras	150.000	0	0	0	0	150.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	150.000	0	0	0	0	150.000
403	15	00	00	Servicios fiscales	5.000	0	0	0	0	5.000
403	15	02	00	Tasas y otros derechos obligatorios	5.000	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	37.210.972	0	0	0	0	37.210.972
403	18	01	00	Impuesto al valor agregado	37.210.972	0	0	0	0	37.210.972
403	99	00	00	Otros servicios no personales	2.500.000	0	0	0	0	2.500.000
403	99	01	00	Otros servicios no personales	2.500.000	0	0	0	0	2.500.000
404	**00**	**00**	**00**	**Activos reales**	**3.675.000**	**0**	**0**	**0**	**0**	**3.675.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	65.000	0	0	0	0	65.000
404	01	01	00	Repuestos mayores	65.000	0	0	0	0	65.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	50.000	0	0	0	0	50.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	15.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	250.000	0	0	0	0	250.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	150.000	0	0	0	0	150.000
404	03	05	00	Maquinaria y equipos industriales y de taller	100.000	0	0	0	0	100.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	500.000
404	05	01	00	Equipos de telecomunicaciones	500.000	0	0	0	0	500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	355.000	0	0	0	0	355.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	5.000	0	0	0	0	5.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 060002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	06	00	Instrumentos musicales y equipos de audio	350.000	0	0	0	0	350.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.500.000	0	0	0	0	2.500.000
404	09	01	00	Mobiliario y equipos de oficina	500.000	0	0	0	0	500.000
404	09	02	00	Equipos de computación	1.500.000	0	0	0	0	1.500.000
404	09	03	00	Mobiliario y equipos de alojamiento	500.000	0	0	0	0	500.000
404	12	00	00	Activos intangibles	5.000	0	0	0	0	5.000
404	12	04	00	Paquetes y programas de computación	5.000	0	0	0	0	5.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**6.300.000**	**0**	**0**	**0**	**0**	**6.300.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	6.300.000	0	0	0	0	6.300.000
406	01	01	00	Gastos de defensa y seguridad del Estado	6.300.000	0	0	0	0	6.300.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**10.000.000**	**0**	**0**	**0**	**0**	**10.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	10.000.000	0	0	0	0	10.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	8.500.000	0	0	0	0	8.500.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	1.500.000	0	0	0	0	1.500.000
				Totales	**363.654.756**	**0**	**0**	**0**	**0**	**363.654.756**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 060002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.000.000**	**0**	**0**	**0**	**0**	**4.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	4.000.000	0	0	0	0	4.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	4.000.000	0	0	0	0	4.000.000
407	01	02	01	Donaciones corrientes a personas	4.000.000	0	0	0	0	4.000.000
				Totales	**4.000.000**	**0**	**0**	**0**	**0**	**4.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 060002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.478.378**	**0**	**0**	**0**	**0**	**5.478.378**
407	01	00	00	Transferencias y donaciones corrientes internas	5.478.378	0	0	0	0	5.478.378
407	01	03	00	Transferencias corrientes internas al sector público	5.478.378	0	0	0	0	5.478.378
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.478.378	0	0	0	0	5.478.378
				Totales	**5.478.378**	**0**	**0**	**0**	**0**	**5.478.378**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**328.152.322**	**0**	**0**	**0**	**0**	**328.152.322**
407	01	00	00	Transferencias y donaciones corrientes internas	328.152.322	0	0	0	0	328.152.322
407	01	01	00	Transferencias corrientes internas al sector privado	328.152.322	0	0	0	0	328.152.322
407	01	01	01	Pensiones del personal empleado, obrero y militar	16.496.370	0	0	0	0	16.496.370
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	73.150.835	0	0	0	0	73.150.835
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	2.474.455	0	0	0	0	2.474.455
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	33.043.349	0	0	0	0	33.043.349
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	9.345.250	0	0	0	0	9.345.250
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	10.972.625	0	0	0	0	10.972.625
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	142.266.638	0	0	0	0	142.266.638
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	40.402.800	0	0	0	0	40.402.800
				Totales	**328.152.322**	**0**	**0**	**0**	**0**	**328.152.322**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 06 - 193

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 060003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**328.152.322**	**0**	**0**	**0**	**0**	**328.152.322**
407	01	00	00	Transferencias y donaciones corrientes internas	328.152.322	0	0	0	0	328.152.322
407	01	01	00	Transferencias corrientes internas al sector privado	328.152.322	0	0	0	0	328.152.322
407	01	01	01	Pensiones del personal empleado, obrero y militar	16.496.370	0	0	0	0	16.496.370
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	73.150.835	0	0	0	0	73.150.835
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	2.474.455	0	0	0	0	2.474.455
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	33.043.349	0	0	0	0	33.043.349
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	9.345.250	0	0	0	0	9.345.250
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	10.972.625	0	0	0	0	10.972.625
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	142.266.638	0	0	0	0	142.266.638
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	40.402.800	0	0	0	0	40.402.800
				Totales	**328.152.322**	**0**	**0**	**0**	**0**	**328.152.322**

08
Ministerio del Poder Popular para la Defensa

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**43.150.082.297**	0	0	0	0	**43.150.082.297**
401	01	00	00	Sueldos, salarios y otras retribuciones	18.415.191.814	0	0	0	0	18.415.191.814
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	722.164.370	0	0	0	0	722.164.370
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	4.626.180	0	0	0	0	4.626.180
401	01	03	00	Suplencias a empleados	459.846	0	0	0	0	459.846
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	604.969.080	0	0	0	0	604.969.080
401	01	18	00	Remuneraciones al personal contratado	49.485.506	0	0	0	0	49.485.506
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	49.485.506	0	0	0	0	49.485.506
401	01	20	00	Sueldo del personal militar profesional	9.872.104.695	0	0	0	0	9.872.104.695
401	01	21	00	Sueldo o ración del personal militar no profesional	7.140.382.137	0	0	0	0	7.140.382.137
401	01	30	00	Retribución al personal de reserva	21.000.000	0	0	0	0	21.000.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	592.960.117	0	0	0	0	592.960.117
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	351.322.949	0	0	0	0	351.322.949
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	595.856	0	0	0	0	595.856
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	241.041.312	0	0	0	0	241.041.312
401	03	00	00	Primas	4.826.709.574	0	0	0	0	4.826.709.574
401	03	01	00	Primas por mérito a empleados	167.243.365	0	0	0	0	167.243.365
401	03	02	00	Primas de transporte a empleados	114.945.744	0	0	0	0	114.945.744
401	03	03	00	Primas por hogar a empleados	115.348.824	0	0	0	0	115.348.824
401	03	04	00	Primas por hijos a empleados	58.422.999	0	0	0	0	58.422.999
401	03	08	00	Primas de profesionalización a empleados	132.240.136	0	0	0	0	132.240.136
401	03	09	00	Primas por antigüedad a empleados	80.129.498	0	0	0	0	80.129.498
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.061.563	0	0	0	0	4.061.563
401	03	16	00	Primas por mérito a obreros	112.858.623	0	0	0	0	112.858.623
401	03	17	00	Primas de transporte a obreros	133.231.861	0	0	0	0	133.231.861
401	03	18	00	Primas por hogar a obreros	138.231.861	0	0	0	0	138.231.861
401	03	19	00	Primas por hijos de obreros	50.076.790	0	0	0	0	50.076.790
401	03	21	00	Primas por antigüedad a obreros	83.477.049	0	0	0	0	83.477.049
401	03	22	00	Primas de profesionalización a obreros	14.733.421	0	0	0	0	14.733.421
401	03	26	00	Primas por hijos al personal militar	192.279.000	0	0	0	0	192.279.000
401	03	27	00	Primas de profesionalización al personal militar	246.196.560	0	0	0	0	246.196.560

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	28	00	Primas por antigüedad al personal militar	309.124.042	0	0	0	0	309.124.042
401	03	29	00	Primas por potencial de ascenso al personal militar	5.325.000	0	0	0	0	5.325.000
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	2.158.652.088	0	0	0	0	2.158.652.088
401	03	37	00	Primas de transporte al personal contratado	8.161.631	0	0	0	0	8.161.631
401	03	38	00	Primas por hogar al personal contratado	4.350.745	0	0	0	0	4.350.745
401	03	39	00	Primas por hijos al personal contratado	3.470.829	0	0	0	0	3.470.829
401	03	40	00	Primas de profesionalización al personal contratado	3.578.915	0	0	0	0	3.578.915
401	03	96	00	Otras primas al personal contratado	1.006.449	0	0	0	0	1.006.449
401	03	97	00	Otras primas a empleados	76.708.504	0	0	0	0	76.708.504
401	03	98	00	Otras primas a obreros	104.030.132	0	0	0	0	104.030.132
401	03	99	00	Otras primas al personal militar	508.823.945	0	0	0	0	508.823.945
401	04	00	00	Complementos de sueldos y salarios	8.867.841.631	0	0	0	0	8.867.841.631
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	14.073.473	0	0	0	0	14.073.473
401	04	02	00	Complemento a empleados por trabajo nocturno	75.024.705	0	0	0	0	75.024.705
401	04	03	00	Complemento a empleados por gastos de alimentación	8.701.012	0	0	0	0	8.701.012
401	04	08	00	Bono compensatorio de alimentación a empleados	291.781.125	0	0	0	0	291.781.125
401	04	10	00	Complemento a empleados por días feriados	77.768.037	0	0	0	0	77.768.037
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	6.857.591	0	0	0	0	6.857.591
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	53.759.819	0	0	0	0	53.759.819
401	04	18	00	Bono compensatorio de alimentación a obreros	315.794.812	0	0	0	0	315.794.812
401	04	20	00	Complemento a obreros por días feriados	37.246.981	0	0	0	0	37.246.981
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	207.634	0	0	0	0	207.634
401	04	26	00	Bono compensatorio de alimentación al personal contratado	19.640.063	0	0	0	0	19.640.063
401	04	28	00	Complemento al personal contratado por días feriados	149.690	0	0	0	0	149.690
401	04	32	00	Complemento al personal militar por gastos de alimentación	3.552.487.681	0	0	0	0	3.552.487.681
401	04	33	00	Complemento al personal militar por gastos de transporte	1.081.489.076	0	0	0	0	1.081.489.076
401	04	34	00	Complemento al personal militar en el exterior	450.000.000	0	0	0	0	450.000.000
401	04	35	00	Bono compensatorio de alimentación al personal militar	2.340.043.475	0	0	0	0	2.340.043.475
401	04	96	00	Otros complementos a empleados	233.261.751	0	0	0	0	233.261.751
401	04	97	00	Otros complementos a obreros	202.324.866	0	0	0	0	202.324.866
401	04	98	00	Otros complementos al personal contratado	4.527.471	0	0	0	0	4.527.471

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	99	00	Otros complementos al personal militar	102.702.369	0	0	0	0	102.702.369
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.992.659.172	0	0	0	0	5.992.659.172
401	05	03	00	Bono vacacional a empleados	615.709.542	0	0	0	0	615.709.542
401	05	06	00	Bono vacacional a obreros	576.154.422	0	0	0	0	576.154.422
401	05	08	00	Bono vacacional al personal contratado	8.725.331	0	0	0	0	8.725.331
401	05	10	00	Bono vacacional al personal militar	4.792.069.877	0	0	0	0	4.792.069.877
401	06	00	00	Aportes patronales y legales	721.970.944	0	0	0	0	721.970.944
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	155.252.998	0	0	0	0	155.252.998
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	51.749.793	0	0	0	0	51.749.793
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	34.499.860	0	0	0	0	34.499.860
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	34.499.860	0	0	0	0	34.499.860
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	127.614.991	0	0	0	0	127.614.991
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	42.538.330	0	0	0	0	42.538.330
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	28.358.888	0	0	0	0	28.358.888
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	28.358.888	0	0	0	0	28.358.888
401	06	19	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal militar	211.754.615	0	0	0	0	211.754.615
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	5.083.553	0	0	0	0	5.083.553
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.129.584	0	0	0	0	1.129.584
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.129.584	0	0	0	0	1.129.584
401	07	00	00	Asistencia socio-económica	2.998.382.353	0	0	0	0	2.998.382.353
401	07	01	00	Capacitación y adiestramiento a empleados	513.000	0	0	0	0	513.000
401	07	02	00	Becas a empleados	15.900.000	0	0	0	0	15.900.000
401	07	03	00	Ayudas por matrimonio a empleados	631.196	0	0	0	0	631.196
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.576.485	0	0	0	0	1.576.485
401	07	05	00	Ayudas por defunción a empleados	1.687.500	0	0	0	0	1.687.500
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	16.470.000	0	0	0	0	16.470.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	129.657.841	0	0	0	0	129.657.841
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	542.739.905	0	0	0	0	542.739.905
401	07	10	00	Dotación de uniformes a empleados	201.184.000	0	0	0	0	201.184.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de	6.300.000	0	0	0	0	6.300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				empleados						
401	07	17	00	Capacitación y adiestramiento a obreros	180.000	0	0	0	0	180.000
401	07	18	00	Becas a obreros	15.000.000	0	0	0	0	15.000.000
401	07	19	00	Ayudas por matrimonio de obreros	659.000	0	0	0	0	659.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.357.000	0	0	0	0	1.357.000
401	07	21	00	Ayudas por defunción a obreros	1.388.000	0	0	0	0	1.388.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	16.531.000	0	0	0	0	16.531.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	110.204.473	0	0	0	0	110.204.473
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	312.853.916	0	0	0	0	312.853.916
401	07	26	00	Dotación de uniformes a obreros	207.568.000	0	0	0	0	207.568.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	7.200.000	0	0	0	0	7.200.000
401	07	34	00	Capacitación y adiestramiento al personal militar	10.800.000	0	0	0	0	10.800.000
401	07	35	00	Becas al personal militar	24.300.000	0	0	0	0	24.300.000
401	07	36	00	Ayudas por matrimonio al personal militar	6.500.000	0	0	0	0	6.500.000
401	07	37	00	Ayudas por nacimiento de hijos al personal militar	15.471.000	0	0	0	0	15.471.000
401	07	38	00	Ayudas por defunción al personal militar	2.614.000	0	0	0	0	2.614.000
401	07	39	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal militar	30.500.000	0	0	0	0	30.500.000
401	07	40	00	Aporte patronal a caja de ahorro por personal militar	1.042.972.790	0	0	0	0	1.042.972.790
401	07	41	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios personal militar	154.097.047	0	0	0	0	154.097.047
401	07	44	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal militar	27.000.000	0	0	0	0	27.000.000
401	07	74	00	Capacitación y adiestramiento al personal contratado	105.300	0	0	0	0	105.300
401	07	75	00	Becas al personal contratado	990.000	0	0	0	0	990.000
401	07	76	00	Ayudas por matrimonio al personal contratado	160.000	0	0	0	0	160.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	202.900	0	0	0	0	202.900
401	07	78	00	Ayudas por defunción al personal contratado	425.000	0	0	0	0	425.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	2.250.000	0	0	0	0	2.250.000
401	07	83	00	Dotación de uniformes al personal contratado	4.160.000	0	0	0	0	4.160.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	230.000	0	0	0	0	230.000
401	07	96	00	Otras subvenciones a empleados	17.003.000	0	0	0	0	17.003.000
401	07	97	00	Otras subvenciones a obreros	17.100.000	0	0	0	0	17.100.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	98	00	Otras subvenciones al personal militar	48.300.000	0	0	0	0	48.300.000
401	07	99	00	Otras subvenciones al personal contratado	3.600.000	0	0	0	0	3.600.000
401	08	00	00	Prestaciones sociales e indemnizaciones	730.366.692	0	0	0	0	730.366.692
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	393.340.634	0	0	0	0	393.340.634
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	331.770.715	0	0	0	0	331.770.715
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	5.255.343	0	0	0	0	5.255.343
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	4.000.000	0	0	0	0	4.000.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	4.000.000	0	0	0	0	4.000.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.366.076.201**	**0**	**0**	**0**	**0**	**9.366.076.201**
402	01	00	00	Productos alimenticios y agropecuarios	957.490.811	0	0	0	0	957.490.811
402	01	01	00	Alimentos y bebidas para personas	933.575.703	0	0	0	0	933.575.703
402	01	02	00	Alimentos para animales	22.415.313	0	0	0	0	22.415.313
402	01	03	00	Productos agrícolas y pecuarios	1.499.795	0	0	0	0	1.499.795
402	02	00	00	Productos de minas, canteras y yacimientos	25.816.137	0	0	0	0	25.816.137
402	02	03	00	Mineral de hierro	58.783	0	0	0	0	58.783
402	02	04	00	Mineral no ferroso	240.391	0	0	0	0	240.391
402	02	05	00	Piedra, arcilla, arena y tierra	25.468.638	0	0	0	0	25.468.638
402	02	99	00	Otros productos de minas, canteras y yacimientos	48.325	0	0	0	0	48.325
402	03	00	00	Textiles y vestuarios	2.324.800.761	0	0	0	0	2.324.800.761
402	03	01	00	Textiles	268.417.459	0	0	0	0	268.417.459
402	03	02	00	Prendas de vestir	1.450.631.241	0	0	0	0	1.450.631.241
402	03	03	00	Calzados	598.986.661	0	0	0	0	598.986.661
402	03	99	00	Otros productos textiles y vestuarios	6.765.400	0	0	0	0	6.765.400
402	04	00	00	Productos de cuero y caucho	589.401.536	0	0	0	0	589.401.536
402	04	01	00	Cueros y pieles	220.000	0	0	0	0	220.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	8.098.619	0	0	0	0	8.098.619
402	04	03	00	Cauchos y tripas para vehículos	580.060.699	0	0	0	0	580.060.699
402	04	99	00	Otros productos de cuero y caucho	1.022.218	0	0	0	0	1.022.218
402	05	00	00	Productos de papel, cartón e impresos	758.121.183	0	0	0	0	758.121.183
402	05	01	00	Pulpa de madera, papel y cartón	125.777.684	0	0	0	0	125.777.684
402	05	02	00	Envases y cajas de papel y cartón	49.573.139	0	0	0	0	49.573.139

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	402.398.549	0	0	0	0	402.398.549
402	05	04	00	Libros, revistas y periódicos	16.497.387	0	0	0	0	16.497.387
402	05	05	00	Material de enseñanza	12.235.080	0	0	0	0	12.235.080
402	05	06	00	Productos de papel y cartón para computación	27.346.978	0	0	0	0	27.346.978
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	123.759.250	0	0	0	0	123.759.250
402	05	99	00	Otros productos de pulpa, papel y cartón	533.116	0	0	0	0	533.116
402	06	00	00	Productos químicos y derivados	1.504.718.693	0	0	0	0	1.504.718.693
402	06	01	00	Sustancias químicas y de uso industrial	93.353.676	0	0	0	0	93.353.676
402	06	02	00	Abonos, plaguicidas y otros	4.031.283	0	0	0	0	4.031.283
402	06	03	00	Tintas, pinturas y colorantes	293.015.376	0	0	0	0	293.015.376
402	06	04	00	Productos farmacéuticos y medicamentos	773.825.379	0	0	0	0	773.825.379
402	06	05	00	Productos de tocador	30.817.096	0	0	0	0	30.817.096
402	06	06	00	Combustibles y lubricantes	150.566.007	0	0	0	0	150.566.007
402	06	07	00	Productos diversos derivados del petróleo y del carbón	2.147.700	0	0	0	0	2.147.700
402	06	08	00	Productos plásticos	85.780.788	0	0	0	0	85.780.788
402	06	09	00	Mezclas explosivas	23.300	0	0	0	0	23.300
402	06	99	00	Otros productos de la industria química y conexos	71.158.088	0	0	0	0	71.158.088
402	07	00	00	Productos minerales no metálicos	33.191.817	0	0	0	0	33.191.817
402	07	01	00	Productos de barro, loza y porcelana	554.320	0	0	0	0	554.320
402	07	02	00	Vidrios y productos de vidrio	3.437.035	0	0	0	0	3.437.035
402	07	03	00	Productos de arcilla para construcción	7.003.805	0	0	0	0	7.003.805
402	07	04	00	Cemento, cal y yeso	22.196.657	0	0	0	0	22.196.657
402	08	00	00	Productos metálicos	809.237.990	0	0	0	0	809.237.990
402	08	01	00	Productos primarios de hierro y acero	14.625.479	0	0	0	0	14.625.479
402	08	02	00	Productos de metales no ferrosos	1.703.953	0	0	0	0	1.703.953
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	171.678.622	0	0	0	0	171.678.622
402	08	04	00	Productos metálicos estructurales	9.539.763	0	0	0	0	9.539.763
402	08	05	00	Materiales de orden público, seguridad y defensa	80.186.957	0	0	0	0	80.186.957
402	08	07	00	Material de señalamiento	1.529.601	0	0	0	0	1.529.601
402	08	08	00	Material de educación	9.187.257	0	0	0	0	9.187.257
402	08	09	00	Repuestos y accesorios para equipos de transporte	453.325.420	0	0	0	0	453.325.420

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	67.288.986	0	0	0	0	67.288.986
402	08	99	00	Otros productos metálicos	171.952	0	0	0	0	171.952
402	09	00	00	Productos de madera	15.046.379	0	0	0	0	15.046.379
402	09	01	00	Productos primarios de madera	4.334.022	0	0	0	0	4.334.022
402	09	02	00	Muebles y accesorios de madera para edificaciones	10.289.081	0	0	0	0	10.289.081
402	09	99	00	Otros productos de madera	423.276	0	0	0	0	423.276
402	10	00	00	Productos varios y útiles diversos	2.348.250.894	0	0	0	0	2.348.250.894
402	10	01	00	Artículos de deporte, recreación y juguetes	38.448.695	0	0	0	0	38.448.695
402	10	02	00	Materiales y útiles de limpieza y aseo	315.802.976	0	0	0	0	315.802.976
402	10	03	00	Utensilios de cocina y comedor	110.328.318	0	0	0	0	110.328.318
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	978.279.320	0	0	0	0	978.279.320
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	147.892.417	0	0	0	0	147.892.417
402	10	06	00	Condecoraciones, ofrendas y similares	128.030.964	0	0	0	0	128.030.964
402	10	07	00	Productos de seguridad en el trabajo	57.165.898	0	0	0	0	57.165.898
402	10	08	00	Materiales para equipos de computación	228.729.156	0	0	0	0	228.729.156
402	10	10	00	Útiles religiosos	452.194	0	0	0	0	452.194
402	10	11	00	Materiales eléctricos	186.904.378	0	0	0	0	186.904.378
402	10	12	00	Materiales para instalaciones sanitarias	132.093.053	0	0	0	0	132.093.053
402	10	13	00	Materiales fotográficos	23.255.312	0	0	0	0	23.255.312
402	10	99	00	Otros productos y útiles diversos	868.213	0	0	0	0	868.213
403	**00**	**00**	**00**	**Servicios no personales**	**5.836.016.878**	**0**	**0**	**0**	**0**	**5.836.016.878**
403	01	00	00	Alquileres de inmuebles	11.012.118	0	0	0	0	11.012.118
403	01	01	00	Alquileres de edificios y locales	10.955.868	0	0	0	0	10.955.868
403	01	02	00	Alquileres de instalaciones culturales y recreativas	56.250	0	0	0	0	56.250
403	02	00	00	Alquileres de maquinaria y equipos	49.051.613	0	0	0	0	49.051.613
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	732.169	0	0	0	0	732.169
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.049.630	0	0	0	0	1.049.630
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	284.386	0	0	0	0	284.386
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	1.430.000	0	0	0	0	1.430.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	3.888.260	0	0	0	0	3.888.260
403	02	99	00	Alquileres de otras maquinaria y equipos	41.667.168	0	0	0	0	41.667.168

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	03	00	00	Derechos sobre bienes intangibles	2.166.862	0	0	0	0	2.166.862
403	03	03	00	Paquetes y programas de computación	2.166.862	0	0	0	0	2.166.862
403	04	00	00	Servicios básicos	352.492.551	0	0	0	0	352.492.551
403	04	01	00	Electricidad	57.539.817	0	0	0	0	57.539.817
403	04	02	00	Gas	2.886.527	0	0	0	0	2.886.527
403	04	03	00	Agua	160.915.905	0	0	0	0	160.915.905
403	04	04	00	Teléfonos	69.804.898	0	0	0	0	69.804.898
403	04	04	01	Servicios de telefonía prestados por organismos públicos	55.500.680	0	0	0	0	55.500.680
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	14.304.218	0	0	0	0	14.304.218
403	04	05	00	Servicio de comunicaciones	20.831.633	0	0	0	0	20.831.633
403	04	06	00	Servicio de aseo urbano y domiciliario	40.513.771	0	0	0	0	40.513.771
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	80.973.530	0	0	0	0	80.973.530
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	20.385.133	0	0	0	0	20.385.133
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	60.203.264	0	0	0	0	60.203.264
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	385.133	0	0	0	0	385.133
403	06	00	00	Servicios de transporte y almacenaje	33.426.274	0	0	0	0	33.426.274
403	06	01	00	Fletes y embalajes	32.326.976	0	0	0	0	32.326.976
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.099.298	0	0	0	0	1.099.298
403	07	00	00	Servicios de información, impresión y relaciones públicas	129.315.780	0	0	0	0	129.315.780
403	07	01	00	Publicidad y propaganda	7.050.308	0	0	0	0	7.050.308
403	07	02	00	Imprenta y reproducción	29.820.220	0	0	0	0	29.820.220
403	07	03	00	Relaciones sociales	83.345.252	0	0	0	0	83.345.252
403	07	04	00	Avisos	9.100.000	0	0	0	0	9.100.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	310.546.203	0	0	0	0	310.546.203
403	08	01	00	Primas y gastos de seguros	286.197.534	0	0	0	0	286.197.534
403	08	02	00	Comisiones y gastos bancarios	24.348.669	0	0	0	0	24.348.669
403	09	00	00	Viáticos y pasajes	1.587.534.610	0	0	0	0	1.587.534.610
403	09	01	00	Viáticos y pasajes dentro del país	925.213.342	0	0	0	0	925.213.342
403	09	02	00	Viáticos y pasajes fuera del país	662.013.352	0	0	0	0	662.013.352
403	09	03	00	Asignación por kilómetros recorridos	307.916	0	0	0	0	307.916
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	90.288.930	0	0	0	0	90.288.930

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	02	00	Servicios de contabilidad y auditoría	53.764	0	0	0	0	53.764
403	10	03	00	Servicios de procesamiento de datos	4.673.189	0	0	0	0	4.673.189
403	10	04	00	Servicios de ingeniería y arquitectónicos	324.326	0	0	0	0	324.326
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	1.203.850	0	0	0	0	1.203.850
403	10	06	00	Servicios de veterinaria	110.350	0	0	0	0	110.350
403	10	07	00	Servicios de capacitación y adiestramiento	55.262.577	0	0	0	0	55.262.577
403	10	09	00	Servicios de lavandería y tintorería	2.575.127	0	0	0	0	2.575.127
403	10	10	00	Servicios de vigilancia	535.337	0	0	0	0	535.337
403	10	11	00	Servicios para la elaboración y suministro de comida	25.070.410	0	0	0	0	25.070.410
403	10	99	00	Otros servicios profesionales y técnicos	480.000	0	0	0	0	480.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.111.116.093	0	0	0	0	1.111.116.093
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	53.268.527	0	0	0	0	53.268.527
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	507.056.407	0	0	0	0	507.056.407
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	38.427.875	0	0	0	0	38.427.875
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	186.319.352	0	0	0	0	186.319.352
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	5.993.968	0	0	0	0	5.993.968
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	6.701.514	0	0	0	0	6.701.514
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	256.582.076	0	0	0	0	256.582.076
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	56.766.374	0	0	0	0	56.766.374
403	12	00	00	Conservación y reparaciones menores de obras	507.093.644	0	0	0	0	507.093.644
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	506.760.590	0	0	0	0	506.760.590
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	333.054	0	0	0	0	333.054
403	16	00	00	Servicios de diversión, esparcimiento y culturales	11.913.330	0	0	0	0	11.913.330
403	16	01	00	Servicios de diversión, esparcimiento y culturales	11.913.330	0	0	0	0	11.913.330
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	160.000	0	0	0	0	160.000
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	160.000	0	0	0	0	160.000
403	18	00	00	Impuestos indirectos	1.556.647.465	0	0	0	0	1.556.647.465
403	18	01	00	Impuesto al valor agregado	1.513.388.014	0	0	0	0	1.513.388.014
403	18	99	00	Otros impuestos indirectos	43.259.451	0	0	0	0	43.259.451

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	00	00	Otros servicios no personales	2.277.875	0	0	0	0	2.277.875
403	99	01	00	Otros servicios no personales	2.277.875	0	0	0	0	2.277.875
404	**00**	**00**	**00**	**Activos reales**	**1.279.171.719**	**2.431.639.612**	**0**	**0**	**0**	**3.710.811.331**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	131.011.163	0	0	0	0	131.011.163
404	01	01	00	Repuestos mayores	46.020.326	0	0	0	0	46.020.326
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	7.308.313	0	0	0	0	7.308.313
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	12.066.569	0	0	0	0	12.066.569
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	1.100.000	0	0	0	0	1.100.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	22.617.700	0	0	0	0	22.617.700
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	2.927.744	0	0	0	0	2.927.744
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	84.990.837	0	0	0	0	84.990.837
404	01	02	01	Reparaciones, mejoras y adiciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	1.800.000	0	0	0	0	1.800.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	80.896.832	0	0	0	0	80.896.832
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.450.000	0	0	0	0	1.450.000
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	844.005	0	0	0	0	844.005
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	8.223.869	0	0	0	0	8.223.869
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	8.223.869	0	0	0	0	8.223.869
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	57.297.536	0	0	0	0	57.297.536
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	5.650.995	0	0	0	0	5.650.995
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	300.000	0	0	0	0	300.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	2.100.000	0	0	0	0	2.100.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	30.749.117	0	0	0	0	30.749.117
404	03	05	00	Maquinaria y equipos industriales y de taller	1.055.608	0	0	0	0	1.055.608
404	03	06	00	Maquinaria y equipos de energía	17.441.816	0	0	0	0	17.441.816
404	04	00	00	Equipos de transporte, tracción y elevación	184.830.929	0	0	0	0	184.830.929
404	04	01	00	Vehículos automotores terrestres	87.635.407	0	0	0	0	87.635.407
404	04	03	00	Equipos marítimos de transporte	48.249.304	0	0	0	0	48.249.304
404	04	06	00	Equipos auxiliares de transporte	46.289.522	0	0	0	0	46.289.522
404	04	99	00	Otros equipos de transporte, tracción y elevación	2.656.696	0	0	0	0	2.656.696
404	05	00	00	Equipos de comunicaciones y de señalamiento	31.446.756	0	0	0	0	31.446.756

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	05	01	00	Equipos de telecomunicaciones	31.446.756	0	0	0	0	31.446.756
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	272.087.638	0	0	0	0	272.087.638
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	272.087.638	0	0	0	0	272.087.638
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.855.980	0	0	0	0	10.855.980
404	07	01	00	Equipos científicos y de laboratorio	334.000	0	0	0	0	334.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	3.885.080	0	0	0	0	3.885.080
404	07	05	00	Equipos religiosos	611.000	0	0	0	0	611.000
404	07	06	00	Instrumentos musicales y equipos de audio	6.025.900	0	0	0	0	6.025.900
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	102.843.459	2.431.639.612	0	0	0	2.534.483.071
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	52.500.000	2.431.639.612	0	0	0	2.484.139.612
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	29.508.079	0	0	0	0	29.508.079
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	20.835.380	0	0	0	0	20.835.380
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	476.392.168	0	0	0	0	476.392.168
404	09	01	00	Mobiliario y equipos de oficina	88.683.852	0	0	0	0	88.683.852
404	09	02	00	Equipos de computación	152.239.386	0	0	0	0	152.239.386
404	09	03	00	Mobiliario y equipos de alojamiento	235.322.680	0	0	0	0	235.322.680
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	146.250	0	0	0	0	146.250
404	12	00	00	Activos intangibles	3.859.671	0	0	0	0	3.859.671
404	12	04	00	Paquetes y programas de computación	3.859.671	0	0	0	0	3.859.671
404	99	00	00	Otros activos reales	322.550	0	0	0	0	322.550
404	99	01	00	Otros activos reales	322.550	0	0	0	0	322.550
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**1.675.126.408**	**0**	**0**	**0**	**0**	**1.675.126.408**
406	01	00	00	Gastos de defensa y seguridad del Estado	1.675.126.408	0	0	0	0	1.675.126.408
406	01	01	00	Gastos de defensa y seguridad del Estado	1.675.126.408	0	0	0	0	1.675.126.408
407	**00**	**00**	**00**	**Transferencias y donaciones**	**21.607.460.816**	**0**	**0**	**0**	**0**	**21.607.460.816**
407	01	00	00	Transferencias y donaciones corrientes internas	21.607.249.756	0	0	0	0	21.607.249.756
407	01	01	00	Transferencias corrientes internas al sector privado	1.396.280.358	0	0	0	0	1.396.280.358
407	01	01	01	Pensiones del personal empleado, obrero y militar	149.308.942	0	0	0	0	149.308.942
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	409.067.736	0	0	0	0	409.067.736
407	01	01	04	Becas universitarias en el país	1.697.652	0	0	0	0	1.697.652
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	5.407.730	0	0	0	0	5.407.730

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	225.046.760	0	0	0	0	225.046.760
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	17.192.947	0	0	0	0	17.192.947
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	588.172.884	0	0	0	0	588.172.884
407	01	01	73	Subsidios a instituciones benéficas privadas	385.707	0	0	0	0	385.707
407	01	02	00	Donaciones corrientes internas al sector privado	5.000.000	0	0	0	0	5.000.000
407	01	02	01	Donaciones corrientes a personas	5.000.000	0	0	0	0	5.000.000
407	01	03	00	Transferencias corrientes internas al sector público	20.205.969.398	0	0	0	0	20.205.969.398
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.354.536.736	0	0	0	0	2.354.536.736
407	01	03	04	Transferencias corrientes a instituciones de protección social	1.847.695.291	0	0	0	0	1.847.695.291
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	15.868.737.371	0	0	0	0	15.868.737.371
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	135.000.000	0	0	0	0	135.000.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	211.060	0	0	0	0	211.060
407	02	01	00	Transferencias corrientes al exterior	211.060	0	0	0	0	211.060
407	02	01	04	Transferencias corrientes a organismos internacionales	211.060	0	0	0	0	211.060
411	**00**	**00**	**00**	**Disminución de pasivos**	**31.508.613**	**0**	**0**	**0**	**0**	**31.508.613**
411	11	00	00	Obligaciones de ejercicios anteriores	31.508.613	0	0	0	0	31.508.613
411	11	04	00	Compromisos pendientes de ejercicios anteriores	31.508.613	0	0	0	0	31.508.613
				Totales	**82.945.442.932**	**2.431.639.612**	**0**	**0**	**0**	**85.377.082.544**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 116382 080083000 INVERSIÓN MILITAR DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: EQUIPAR A LAS UNIDADES OPERATIVAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SISTEMA **META:** 21

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**0**	**2.431.639.612**	**0**	**0**	**0**	**2.431.639.612**
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	0	2.431.639.612	0	0	0	2.431.639.612
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	0	2.431.639.612	0	0	0	2.431.639.612
				Totales	**0**	**2.431.639.612**	**0**	**0**	**0**	**2.431.639.612**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 116382 080083000 INVERSIÓN MILITAR DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: EQUIPAR A LAS UNIDADES OPERATIVAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SISTEMA **META:** 21

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 116382 080083000 INVERSIÓN MILITAR DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: EQUIPAR A LAS UNIDADES OPERATIVAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: SISTEMA **META:** 21

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080083001 ADQUISICIÓN DE SISTEMAS

UNIDAD DE MEDIDA: SISTEMA **META:** 0

RESPONSABLE/EJECUTOR: COMANDO LOGISTICO OPERACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	**00**	**00**	**00**	**Activos reales**	0	**2.431.639.612**	0	0	0	**2.431.639.612**
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	0	2.431.639.612	0	0	0	2.431.639.612
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	0	2.431.639.612	0	0	0	2.431.639.612
				Totales	0	**2.431.639.612**	0	0	0	**2.431.639.612**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128988 080150000 SERVICIO DE SALUD INTEGRAL A LA COMUNIDAD EN GENERAL, A TRAVÉS DE LA RED SANITARIA MILITAR

OBJETIVO DEL PROYECTO: INCREMENTAR EL ACCESO DE LA POBLACIÓN A LOS SERVICIOS DE SALUD, MEDIANTE LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE **META:** 4.693.737 **FEMENINO:** 2.581.555 **MASCULINO:** 2.112.182

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.741.949.667**	**0**	**0**	**0**	**0**	**3.741.949.667**
401	01	00	00	Sueldos, salarios y otras retribuciones	515.732.846	0	0	0	0	515.732.846
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	345.864.815	0	0	0	0	345.864.815
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	1.450.206	0	0	0	0	1.450.206
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	168.313.423	0	0	0	0	168.313.423
401	01	18	00	Remuneraciones al personal contratado	104.402	0	0	0	0	104.402
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	104.402	0	0	0	0	104.402
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	421.389.147	0	0	0	0	421.389.147
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	263.113.071	0	0	0	0	263.113.071
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	550.908	0	0	0	0	550.908
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	157.725.168	0	0	0	0	157.725.168
401	03	00	00	Primas	690.723.546	0	0	0	0	690.723.546
401	03	01	00	Primas por mérito a empleados	104.222.074	0	0	0	0	104.222.074
401	03	02	00	Primas de transporte a empleados	49.713.383	0	0	0	0	49.713.383
401	03	03	00	Primas por hogar a empleados	49.713.383	0	0	0	0	49.713.383
401	03	04	00	Primas por hijos a empleados	37.087.026	0	0	0	0	37.087.026
401	03	08	00	Primas de profesionalización a empleados	92.056.889	0	0	0	0	92.056.889
401	03	09	00	Primas por antigüedad a empleados	41.079.598	0	0	0	0	41.079.598
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.778.025	0	0	0	0	3.778.025
401	03	16	00	Primas por mérito a obreros	36.209.276	0	0	0	0	36.209.276
401	03	17	00	Primas de transporte a obreros	31.776.666	0	0	0	0	31.776.666
401	03	18	00	Primas por hogar a obreros	31.776.666	0	0	0	0	31.776.666
401	03	19	00	Primas por hijos de obreros	12.669.700	0	0	0	0	12.669.700
401	03	21	00	Primas por antigüedad a obreros	22.798.382	0	0	0	0	22.798.382
401	03	22	00	Primas de profesionalización a obreros	5.931.285	0	0	0	0	5.931.285
401	03	37	00	Primas de transporte al personal contratado	5.938	0	0	0	0	5.938
401	03	38	00	Primas por hogar al personal contratado	5.938	0	0	0	0	5.938
401	03	39	00	Primas por hijos al personal contratado	4.750	0	0	0	0	4.750
401	03	40	00	Primas de profesionalización al personal contratado	16.626	0	0	0	0	16.626

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128988 080150000 SERVICIO DE SALUD INTEGRAL A LA COMUNIDAD EN GENERAL, A TRAVÉS DE LA RED SANITARIA MILITAR

OBJETIVO DEL PROYECTO: INCREMENTAR EL ACCESO DE LA POBLACIÓN A LOS SERVICIOS DE SALUD, MEDIANTE LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE **META:** 4.693.737 **FEMENINO:** 2.581.555 **MASCULINO:** 2.112.182

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	96	00	Otras primas al personal contratado	59.075	0	0	0	0	59.075
401	03	97	00	Otras primas a empleados	71.826.054	0	0	0	0	71.826.054
401	03	98	00	Otras primas a obreros	99.992.812	0	0	0	0	99.992.812
401	04	00	00	Complementos de sueldos y salarios	596.414.931	0	0	0	0	596.414.931
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	12.030.488	0	0	0	0	12.030.488
401	04	02	00	Complemento a empleados por trabajo nocturno	72.853.714	0	0	0	0	72.853.714
401	04	03	00	Complemento a empleados por gastos de alimentación	8.701.012	0	0	0	0	8.701.012
401	04	08	00	Bono compensatorio de alimentación a empleados	92.252.250	0	0	0	0	92.252.250
401	04	10	00	Complemento a empleados por días feriados	76.900.087	0	0	0	0	76.900.087
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	6.037.595	0	0	0	0	6.037.595
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	45.952.854	0	0	0	0	45.952.854
401	04	18	00	Bono compensatorio de alimentación a obreros	59.845.500	0	0	0	0	59.845.500
401	04	20	00	Complemento a obreros por días feriados	32.825.944	0	0	0	0	32.825.944
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	143.053	0	0	0	0	143.053
401	04	26	00	Bono compensatorio de alimentación al personal contratado	54.000	0	0	0	0	54.000
401	04	28	00	Complemento al personal contratado por días feriados	85.109	0	0	0	0	85.109
401	04	96	00	Otros complementos a empleados	122.873.335	0	0	0	0	122.873.335
401	04	97	00	Otros complementos a obreros	65.800.616	0	0	0	0	65.800.616
401	04	98	00	Otros complementos al personal contratado	59.374	0	0	0	0	59.374
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	730.119.145	0	0	0	0	730.119.145
401	05	03	00	Bono vacacional a empleados	411.077.875	0	0	0	0	411.077.875
401	05	06	00	Bono vacacional a obreros	318.828.509	0	0	0	0	318.828.509
401	05	08	00	Bono vacacional al personal contratado	212.761	0	0	0	0	212.761
401	06	00	00	Aportes patronales y legales	260.449.320	0	0	0	0	260.449.320
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	95.441.061	0	0	0	0	95.441.061
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	31.813.688	0	0	0	0	31.813.688
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	21.209.123	0	0	0	0	21.209.123
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	21.209.123	0	0	0	0	21.209.123
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	51.047.403	0	0	0	0	51.047.403

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128988 080150000 SERVICIO DE SALUD INTEGRAL A LA COMUNIDAD EN GENERAL, A TRAVÉS DE LA RED SANITARIA MILITAR

OBJETIVO DEL PROYECTO: INCREMENTAR EL ACCESO DE LA POBLACIÓN A LOS SERVICIOS DE SALUD, MEDIANTE LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE **META:** 4.693.737 **FEMENINO:** 2.581.555 **MASCULINO:** 2.112.182

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	17.015.801	0	0	0	0	17.015.801
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	11.343.868	0	0	0	0	11.343.868
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	11.343.868	0	0	0	0	11.343.868
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	17.705	0	0	0	0	17.705
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	3.840	0	0	0	0	3.840
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	3.840	0	0	0	0	3.840
401	07	00	00	Asistencia socio-económica	80.418.555	0	0	0	0	80.418.555
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	52.058.887	0	0	0	0	52.058.887
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	28.359.668	0	0	0	0	28.359.668
401	08	00	00	Prestaciones sociales e indemnizaciones	446.702.177	0	0	0	0	446.702.177
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	270.261.865	0	0	0	0	270.261.865
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	176.179.575	0	0	0	0	176.179.575
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	260.737	0	0	0	0	260.737
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.395.967.706**	**0**	**0**	**0**	**0**	**2.395.967.706**
402	01	00	00	Productos alimenticios y agropecuarios	373.556.717	0	0	0	0	373.556.717
402	01	01	00	Alimentos y bebidas para personas	360.139.420	0	0	0	0	360.139.420
402	01	02	00	Alimentos para animales	13.417.297	0	0	0	0	13.417.297
402	02	00	00	Productos de minas, canteras y yacimientos	447.064	0	0	0	0	447.064
402	02	05	00	Piedra, arcilla, arena y tierra	447.064	0	0	0	0	447.064
402	03	00	00	Textiles y vestuarios	3.126.538	0	0	0	0	3.126.538
402	03	01	00	Textiles	2.123.404	0	0	0	0	2.123.404
402	03	02	00	Prendas de vestir	1.003.134	0	0	0	0	1.003.134
402	04	00	00	Productos de cuero y caucho	3.602.884	0	0	0	0	3.602.884
402	04	02	00	Productos de cuero y sucedáneos del cuero	16.408	0	0	0	0	16.408
402	04	03	00	Cauchos y tripas para vehículos	3.586.476	0	0	0	0	3.586.476
402	05	00	00	Productos de papel, cartón e impresos	39.730.056	0	0	0	0	39.730.056
402	05	01	00	Pulpa de madera, papel y cartón	6.597.167	0	0	0	0	6.597.167
402	05	02	00	Envases y cajas de papel y cartón	3.384.597	0	0	0	0	3.384.597
402	05	03	00	Productos de papel y cartón para oficina	13.985.624	0	0	0	0	13.985.624

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128988 080150000 SERVICIO DE SALUD INTEGRAL A LA COMUNIDAD EN GENERAL, A TRAVÉS DE LA RED SANITARIA MILITAR

OBJETIVO DEL PROYECTO: INCREMENTAR EL ACCESO DE LA POBLACIÓN A LOS SERVICIOS DE SALUD, MEDIANTE LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE **META:** 4.693.737 **FEMENINO:** 2.581.555 **MASCULINO:** 2.112.182

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	04	00	Libros, revistas y periódicos	82.183	0	0	0	0	82.183
402	05	05	00	Material de enseñanza	161.149	0	0	0	0	161.149
402	05	06	00	Productos de papel y cartón para computación	7.987.852	0	0	0	0	7.987.852
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.531.484	0	0	0	0	7.531.484
402	06	00	00	Productos químicos y derivados	955.000.676	0	0	0	0	955.000.676
402	06	01	00	Sustancias químicas y de uso industrial	77.322.641	0	0	0	0	77.322.641
402	06	02	00	Abonos, plaguicidas y otros	2.139.603	0	0	0	0	2.139.603
402	06	03	00	Tintas, pinturas y colorantes	8.992.289	0	0	0	0	8.992.289
402	06	04	00	Productos farmacéuticos y medicamentos	768.539.907	0	0	0	0	768.539.907
402	06	05	00	Productos de tocador	462.213	0	0	0	0	462.213
402	06	06	00	Combustibles y lubricantes	3.008.147	0	0	0	0	3.008.147
402	06	08	00	Productos plásticos	34.520.518	0	0	0	0	34.520.518
402	06	99	00	Otros productos de la industria química y conexos	60.015.358	0	0	0	0	60.015.358
402	07	00	00	Productos minerales no metálicos	984.037	0	0	0	0	984.037
402	07	02	00	Vidrios y productos de vidrio	392.921	0	0	0	0	392.921
402	07	03	00	Productos de arcilla para construcción	189.815	0	0	0	0	189.815
402	07	04	00	Cemento, cal y yeso	401.301	0	0	0	0	401.301
402	08	00	00	Productos metálicos	10.478.991	0	0	0	0	10.478.991
402	08	01	00	Productos primarios de hierro y acero	282.547	0	0	0	0	282.547
402	08	02	00	Productos de metales no ferrosos	28.606	0	0	0	0	28.606
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.103.320	0	0	0	0	3.103.320
402	08	07	00	Material de señalamiento	69.537	0	0	0	0	69.537
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.315.957	0	0	0	0	4.315.957
402	08	10	00	Repuestos y accesorios para otros equipos	2.679.024	0	0	0	0	2.679.024
402	09	00	00	Productos de madera	321.109	0	0	0	0	321.109
402	09	01	00	Productos primarios de madera	321.109	0	0	0	0	321.109
402	10	00	00	Productos varios y útiles diversos	1.008.719.634	0	0	0	0	1.008.719.634
402	10	01	00	Artículos de deporte, recreación y juguetes	86.787	0	0	0	0	86.787
402	10	02	00	Materiales y útiles de limpieza y aseo	25.954.892	0	0	0	0	25.954.892
402	10	03	00	Utensilios de cocina y comedor	1.095.900	0	0	0	0	1.095.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128988 080150000 SERVICIO DE SALUD INTEGRAL A LA COMUNIDAD EN GENERAL, A TRAVÉS DE LA RED SANITARIA MILITAR

OBJETIVO DEL PROYECTO: INCREMENTAR EL ACCESO DE LA POBLACIÓN A LOS SERVICIOS DE SALUD, MEDIANTE LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE **META:** 4.693.737 **FEMENINO:** 2.581.555 **MASCULINO:** 2.112.182

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	929.858.188	0	0	0	0	929.858.188
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.109.308	0	0	0	0	5.109.308
402	10	06	00	Condecoraciones, ofrendas y similares	646.398	0	0	0	0	646.398
402	10	07	00	Productos de seguridad en el trabajo	1.820.092	0	0	0	0	1.820.092
402	10	08	00	Materiales para equipos de computación	13.309.736	0	0	0	0	13.309.736
402	10	11	00	Materiales eléctricos	10.565.682	0	0	0	0	10.565.682
402	10	12	00	Materiales para instalaciones sanitarias	4.291.431	0	0	0	0	4.291.431
402	10	13	00	Materiales fotográficos	15.721.157	0	0	0	0	15.721.157
402	10	99	00	Otros productos y útiles diversos	260.063	0	0	0	0	260.063
403	**00**	**00**	**00**	**Servicios no personales**	**566.670.453**	**0**	**0**	**0**	**0**	**566.670.453**
403	02	00	00	Alquileres de maquinaria y equipos	1.951.554	0	0	0	0	1.951.554
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	284.386	0	0	0	0	284.386
403	02	99	00	Alquileres de otras maquinaria y equipos	1.667.168	0	0	0	0	1.667.168
403	04	00	00	Servicios básicos	621.745	0	0	0	0	621.745
403	04	02	00	Gas	621.745	0	0	0	0	621.745
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	973.530	0	0	0	0	973.530
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	385.133	0	0	0	0	385.133
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	203.264	0	0	0	0	203.264
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	385.133	0	0	0	0	385.133
403	06	00	00	Servicios de transporte y almacenaje	1.645.997	0	0	0	0	1.645.997
403	06	01	00	Fletes y embalajes	1.645.997	0	0	0	0	1.645.997
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.414.144	0	0	0	0	1.414.144
403	07	02	00	Imprenta y reproducción	1.414.144	0	0	0	0	1.414.144
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	34.859	0	0	0	0	34.859
403	08	01	00	Primas y gastos de seguros	471	0	0	0	0	471
403	08	02	00	Comisiones y gastos bancarios	34.388	0	0	0	0	34.388
403	09	00	00	Viáticos y pasajes	29.585.919	0	0	0	0	29.585.919
403	09	01	00	Viáticos y pasajes dentro del país	29.585.919	0	0	0	0	29.585.919
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	4.441.974	0	0	0	0	4.441.974

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128988 080150000 SERVICIO DE SALUD INTEGRAL A LA COMUNIDAD EN GENERAL, A TRAVÉS DE LA RED SANITARIA MILITAR

OBJETIVO DEL PROYECTO: INCREMENTAR EL ACCESO DE LA POBLACIÓN A LOS SERVICIOS DE SALUD, MEDIANTE LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE **META:** 4.693.737 **FEMENINO:** 2.581.555 **MASCULINO:** 2.112.182

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	04	00	Servicios de ingeniería y arquitectónicos	324.326	0	0	0	0	324.326
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	1.203.850	0	0	0	0	1.203.850
403	10	07	00	Servicios de capacitación y adiestramiento	1.035.461	0	0	0	0	1.035.461
403	10	09	00	Servicios de lavandería y tintorería	153.000	0	0	0	0	153.000
403	10	10	00	Servicios de vigilancia	535.337	0	0	0	0	535.337
403	10	11	00	Servicios para la elaboración y suministro de comida	1.190.000	0	0	0	0	1.190.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	239.609.224	0	0	0	0	239.609.224
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	15.459.507	0	0	0	0	15.459.507
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	18.924.336	0	0	0	0	18.924.336
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	53.543	0	0	0	0	53.543
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	186.112.319	0	0	0	0	186.112.319
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	9.128.611	0	0	0	0	9.128.611
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	9.930.908	0	0	0	0	9.930.908
403	12	00	00	Conservación y reparaciones menores de obras	69.776.127	0	0	0	0	69.776.127
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	69.776.127	0	0	0	0	69.776.127
403	18	00	00	Impuestos indirectos	216.615.380	0	0	0	0	216.615.380
403	18	01	00	Impuesto al valor agregado	173.690.159	0	0	0	0	173.690.159
403	18	99	00	Otros impuestos indirectos	42.925.221	0	0	0	0	42.925.221
404	**00**	**00**	**00**	**Activos reales**	**272.087.638**	**0**	**0**	**0**	**0**	**272.087.638**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	272.087.638	0	0	0	0	272.087.638
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	272.087.638	0	0	0	0	272.087.638
				Totales	**6.976.675.464**	**0**	**0**	**0**	**0**	**6.976.675.464**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128988 080150000 SERVICIO DE SALUD INTEGRAL A LA COMUNIDAD EN GENERAL, A TRAVÉS DE LA RED SANITARIA MILITAR

OBJETIVO DEL PROYECTO: INCREMENTAR EL ACCESO DE LA POBLACIÓN A LOS SERVICIOS DE SALUD, MEDIANTE LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE **META:** 4.693.737 **FEMENINO:** 2.581.555 **MASCULINO:** 2.112.182

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128988 080150000 SERVICIO DE SALUD INTEGRAL A LA COMUNIDAD EN GENERAL, A TRAVÉS DE LA RED SANITARIA MILITAR

OBJETIVO DEL PROYECTO: INCREMENTAR EL ACCESO DE LA POBLACIÓN A LOS SERVICIOS DE SALUD, MEDIANTE LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE **META:** 4.693.737 **FEMENINO:** 2.581.555 **MASCULINO:** 2.112.182

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080150001 PRESTAR A LA POBLACIÓN VENEZOLANA ATENCIÓN MEDICA A TRAVÉS DE LOS AMBULATORIOS Y PABELLONES MILITARES (I NIVEL)

UNIDAD DE MEDIDA: PACIENTE **META:** 475.430

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "DR. VICENTE SALIAS SANOJA"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**271.043.428**	0	0	0	0	**271.043.428**
402	01	00	00	Productos alimenticios y agropecuarios	14.499.350	0	0	0	0	14.499.350
402	01	01	00	Alimentos y bebidas para personas	14.499.350	0	0	0	0	14.499.350
402	02	00	00	Productos de minas, canteras y yacimientos	99.067	0	0	0	0	99.067
402	02	05	00	Piedra, arcilla, arena y tierra	99.067	0	0	0	0	99.067
402	03	00	00	Textiles y vestuarios	170.916	0	0	0	0	170.916
402	03	01	00	Textiles	170.916	0	0	0	0	170.916
402	04	00	00	Productos de cuero y caucho	1.290.656	0	0	0	0	1.290.656
402	04	03	00	Cauchos y tripas para vehículos	1.290.656	0	0	0	0	1.290.656
402	05	00	00	Productos de papel, cartón e impresos	6.458.554	0	0	0	0	6.458.554
402	05	01	00	Pulpa de madera, papel y cartón	817.061	0	0	0	0	817.061
402	05	02	00	Envases y cajas de papel y cartón	106.250	0	0	0	0	106.250
402	05	03	00	Productos de papel y cartón para oficina	2.423.330	0	0	0	0	2.423.330
402	05	06	00	Productos de papel y cartón para computación	1.177.239	0	0	0	0	1.177.239
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.934.674	0	0	0	0	1.934.674
402	06	00	00	Productos químicos y derivados	142.314.602	0	0	0	0	142.314.602
402	06	01	00	Sustancias químicas y de uso industrial	36.492.783	0	0	0	0	36.492.783
402	06	02	00	Abonos, plaguicidas y otros	130.303	0	0	0	0	130.303
402	06	03	00	Tintas, pinturas y colorantes	2.112.554	0	0	0	0	2.112.554
402	06	04	00	Productos farmacéuticos y medicamentos	99.369.228	0	0	0	0	99.369.228
402	06	06	00	Combustibles y lubricantes	182.099	0	0	0	0	182.099
402	06	08	00	Productos plásticos	3.815.135	0	0	0	0	3.815.135
402	06	99	00	Otros productos de la industria química y conexos	212.500	0	0	0	0	212.500
402	07	00	00	Productos minerales no metálicos	361.746	0	0	0	0	361.746
402	07	02	00	Vidrios y productos de vidrio	185.548	0	0	0	0	185.548

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128988 080150000 SERVICIO DE SALUD INTEGRAL A LA COMUNIDAD EN GENERAL, A TRAVÉS DE LA RED SANITARIA MILITAR

OBJETIVO DEL PROYECTO: INCREMENTAR EL ACCESO DE LA POBLACIÓN A LOS SERVICIOS DE SALUD, MEDIANTE LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE **META:** 4.693.737 **FEMENINO:** 2.581.555 **MASCULINO:** 2.112.182

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080150001 PRESTAR A LA POBLACIÓN VENEZOLANA ATENCIÓN MEDICA A TRAVÉS DE LOS AMBULATORIOS Y PABELLONES MILITARES (I NIVEL)

UNIDAD DE MEDIDA: PACIENTE **META:** 475.430

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "DR. VICENTE SALIAS SANOJA"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	04	00	Cemento, cal y yeso	176.198	0	0	0	0	176.198
402	08	00	00	Productos metálicos	4.112.557	0	0	0	0	4.112.557
402	08	01	00	Productos primarios de hierro y acero	134.903	0	0	0	0	134.903
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.414.574	0	0	0	0	1.414.574
402	08	07	00	Material de señalamiento	69.537	0	0	0	0	69.537
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.240.155	0	0	0	0	1.240.155
402	08	10	00	Repuestos y accesorios para otros equipos	1.253.388	0	0	0	0	1.253.388
402	10	00	00	Productos varios y útiles diversos	101.735.980	0	0	0	0	101.735.980
402	10	02	00	Materiales y útiles de limpieza y aseo	3.299.381	0	0	0	0	3.299.381
402	10	03	00	Utensilios de cocina y comedor	864.042	0	0	0	0	864.042
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	87.494.410	0	0	0	0	87.494.410
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.900.123	0	0	0	0	1.900.123
402	10	06	00	Condecoraciones, ofrendas y similares	65.086	0	0	0	0	65.086
402	10	07	00	Productos de seguridad en el trabajo	182.371	0	0	0	0	182.371
402	10	08	00	Materiales para equipos de computación	2.756.242	0	0	0	0	2.756.242
402	10	11	00	Materiales eléctricos	2.555.171	0	0	0	0	2.555.171
402	10	12	00	Materiales para instalaciones sanitarias	768.989	0	0	0	0	768.989
402	10	13	00	Materiales fotográficos	1.650.000	0	0	0	0	1.650.000
402	10	99	00	Otros productos y útiles diversos	200.165	0	0	0	0	200.165
403	**00**	**00**	**00**	**Servicios no personales**	**56.507.469**	**0**	**0**	**0**	**0**	**56.507.469**
403	02	00	00	Alquileres de maquinaria y equipos	255.000	0	0	0	0	255.000
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	255.000	0	0	0	0	255.000
403	04	00	00	Servicios básicos	15.810	0	0	0	0	15.810
403	04	02	00	Gas	15.810	0	0	0	0	15.810
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	973.530	0	0	0	0	973.530

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 08 - 25

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128988 080150000 SERVICIO DE SALUD INTEGRAL A LA COMUNIDAD EN GENERAL, A TRAVÉS DE LA RED SANITARIA MILITAR

OBJETIVO DEL PROYECTO: INCREMENTAR EL ACCESO DE LA POBLACIÓN A LOS SERVICIOS DE SALUD, MEDIANTE LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE **META:** 4.693.737 **FEMENINO:** 2.581.555 **MASCULINO:** 2.112.182

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080150001 PRESTAR A LA POBLACIÓN VENEZOLANA ATENCIÓN MEDICA A TRAVÉS DE LOS AMBULATORIOS Y PABELLONES MILITARES (I NIVEL)

UNIDAD DE MEDIDA: PACIENTE **META:** 475.430

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "DR. VICENTE SALIAS SANOJA"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	385.133	0	0	0	0	385.133
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	203.264	0	0	0	0	203.264
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	385.133	0	0	0	0	385.133
403	06	00	00	Servicios de transporte y almacenaje	411.504	0	0	0	0	411.504
403	06	01	00	Fletes y embalajes	411.504	0	0	0	0	411.504
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.000.000	0	0	0	0	1.000.000
403	07	02	00	Imprenta y reproducción	1.000.000	0	0	0	0	1.000.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.000	0	0	0	0	5.000
403	08	02	00	Comisiones y gastos bancarios	5.000	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	6.571.198	0	0	0	0	6.571.198
403	09	01	00	Viáticos y pasajes dentro del país	6.571.198	0	0	0	0	6.571.198
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.879.955	0	0	0	0	1.879.955
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	154.618	0	0	0	0	154.618
403	10	10	00	Servicios de vigilancia	535.337	0	0	0	0	535.337
403	10	11	00	Servicios para la elaboración y suministro de comida	1.190.000	0	0	0	0	1.190.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	11.260.363	0	0	0	0	11.260.363
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	535.492	0	0	0	0	535.492
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.329.808	0	0	0	0	1.329.808
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	53.543	0	0	0	0	53.543
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	6.641.770	0	0	0	0	6.641.770
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.637.250	0	0	0	0	1.637.250
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.062.500	0	0	0	0	1.062.500
403	12	00	00	Conservación y reparaciones menores de obras	11.852.382	0	0	0	0	11.852.382
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	11.852.382	0	0	0	0	11.852.382

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128988 080150000 SERVICIO DE SALUD INTEGRAL A LA COMUNIDAD EN GENERAL, A TRAVÉS DE LA RED SANITARIA MILITAR

OBJETIVO DEL PROYECTO: INCREMENTAR EL ACCESO DE LA POBLACIÓN A LOS SERVICIOS DE SALUD, MEDIANTE LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE **META:** 4.693.737 **FEMENINO:** 2.581.555 **MASCULINO:** 2.112.182

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080150001 PRESTAR A LA POBLACIÓN VENEZOLANA ATENCIÓN MEDICA A TRAVÉS DE LOS AMBULATORIOS Y PABELLONES MILITARES (I NIVEL)

UNIDAD DE MEDIDA: PACIENTE **META:** 475.430

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "DR. VICENTE SALIAS SANOJA"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	22.282.727	0	0	0	0	22.282.727
403	18	01	00	Impuesto al valor agregado	22.282.727	0	0	0	0	22.282.727
				Totales	**327.550.897**	**0**	**0**	**0**	**0**	**327.550.897**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128988 080150000 SERVICIO DE SALUD INTEGRAL A LA COMUNIDAD EN GENERAL, A TRAVÉS DE LA RED SANITARIA MILITAR

OBJETIVO DEL PROYECTO: INCREMENTAR EL ACCESO DE LA POBLACIÓN A LOS SERVICIOS DE SALUD, MEDIANTE LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE **META:** 4.693.737 **FEMENINO:** 2.581.555 **MASCULINO:** 2.112.182

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080150002 BRINDAR ATENCIÓN MÉDICA EN ALGUNAS ESPECIALIDADES A TRAVÉS DE LOS HOSPITALES MILITARES TIPO I Y II (II NIVEL)

UNIDAD DE MEDIDA: PACIENTE **META:** 678.044

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "CNEL. ELBANO PAREDES VIVAS"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**479.132.044**	0	0	0	0	**479.132.044**
402	01	00	00	Productos alimenticios y agropecuarios	51.946.086	0	0	0	0	51.946.086
402	01	01	00	Alimentos y bebidas para personas	51.946.086	0	0	0	0	51.946.086
402	02	00	00	Productos de minas, canteras y yacimientos	289.684	0	0	0	0	289.684
402	02	05	00	Piedra, arcilla, arena y tierra	289.684	0	0	0	0	289.684
402	03	00	00	Textiles y vestuarios	958.059	0	0	0	0	958.059
402	03	01	00	Textiles	587.209	0	0	0	0	587.209
402	03	02	00	Prendas de vestir	370.850	0	0	0	0	370.850
402	04	00	00	Productos de cuero y caucho	744.498	0	0	0	0	744.498
402	04	02	00	Productos de cuero y sucedáneos del cuero	16.408	0	0	0	0	16.408
402	04	03	00	Cauchos y tripas para vehículos	728.090	0	0	0	0	728.090
402	05	00	00	Productos de papel, cartón e impresos	10.552.771	0	0	0	0	10.552.771
402	05	01	00	Pulpa de madera, papel y cartón	1.891.867	0	0	0	0	1.891.867
402	05	02	00	Envases y cajas de papel y cartón	102.109	0	0	0	0	102.109
402	05	03	00	Productos de papel y cartón para oficina	4.612.833	0	0	0	0	4.612.833
402	05	04	00	Libros, revistas y periódicos	4.624	0	0	0	0	4.624
402	05	05	00	Material de enseñanza	11.149	0	0	0	0	11.149
402	05	06	00	Productos de papel y cartón para computación	1.105.985	0	0	0	0	1.105.985
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.824.204	0	0	0	0	2.824.204
402	06	00	00	Productos químicos y derivados	217.219.176	0	0	0	0	217.219.176
402	06	01	00	Sustancias químicas y de uso industrial	33.070.791	0	0	0	0	33.070.791
402	06	02	00	Abonos, plaguicidas y otros	26.021	0	0	0	0	26.021
402	06	03	00	Tintas, pinturas y colorantes	1.960.613	0	0	0	0	1.960.613
402	06	04	00	Productos farmacéuticos y medicamentos	170.342.000	0	0	0	0	170.342.000
402	06	06	00	Combustibles y lubricantes	889.788	0	0	0	0	889.788

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128988 080150000 SERVICIO DE SALUD INTEGRAL A LA COMUNIDAD EN GENERAL, A TRAVÉS DE LA RED SANITARIA MILITAR

OBJETIVO DEL PROYECTO: INCREMENTAR EL ACCESO DE LA POBLACIÓN A LOS SERVICIOS DE SALUD, MEDIANTE LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE **META:** 4.693.737 **FEMENINO:** 2.581.555 **MASCULINO:** 2.112.182

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080150002 BRINDAR ATENCIÓN MÉDICA EN ALGUNAS ESPECIALIDADES A TRAVÉS DE LOS HOSPITALES MILITARES TIPO I Y II (II NIVEL)

UNIDAD DE MEDIDA: PACIENTE **META:** 678.044

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "CNEL. ELBANO PAREDES VIVAS"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	08	00	Productos plásticos	8.610.002	0	0	0	0	8.610.002
402	06	99	00	Otros productos de la industria química y conexos	2.319.961	0	0	0	0	2.319.961
402	07	00	00	Productos minerales no metálicos	399.307	0	0	0	0	399.307
402	07	02	00	Vidrios y productos de vidrio	87.478	0	0	0	0	87.478
402	07	03	00	Productos de arcilla para construcción	142.132	0	0	0	0	142.132
402	07	04	00	Cemento, cal y yeso	169.697	0	0	0	0	169.697
402	08	00	00	Productos metálicos	1.557.688	0	0	0	0	1.557.688
402	08	01	00	Productos primarios de hierro y acero	147.644	0	0	0	0	147.644
402	08	02	00	Productos de metales no ferrosos	28.606	0	0	0	0	28.606
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	647.147	0	0	0	0	647.147
402	08	09	00	Repuestos y accesorios para equipos de transporte	342.669	0	0	0	0	342.669
402	08	10	00	Repuestos y accesorios para otros equipos	391.622	0	0	0	0	391.622
402	09	00	00	Productos de madera	321.109	0	0	0	0	321.109
402	09	01	00	Productos primarios de madera	321.109	0	0	0	0	321.109
402	10	00	00	Productos varios y útiles diversos	195.143.666	0	0	0	0	195.143.666
402	10	01	00	Artículos de deporte, recreación y juguetes	79.657	0	0	0	0	79.657
402	10	02	00	Materiales y útiles de limpieza y aseo	10.063.878	0	0	0	0	10.063.878
402	10	03	00	Utensilios de cocina y comedor	161.963	0	0	0	0	161.963
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	169.784.725	0	0	0	0	169.784.725
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.339.377	0	0	0	0	1.339.377
402	10	06	00	Condecoraciones, ofrendas y similares	50.931	0	0	0	0	50.931
402	10	07	00	Productos de seguridad en el trabajo	388.305	0	0	0	0	388.305
402	10	08	00	Materiales para equipos de computación	4.841.199	0	0	0	0	4.841.199
402	10	11	00	Materiales eléctricos	3.366.007	0	0	0	0	3.366.007
402	10	12	00	Materiales para instalaciones sanitarias	516.991	0	0	0	0	516.991

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128988 080150000 SERVICIO DE SALUD INTEGRAL A LA COMUNIDAD EN GENERAL, A TRAVÉS DE LA RED SANITARIA MILITAR

OBJETIVO DEL PROYECTO: INCREMENTAR EL ACCESO DE LA POBLACIÓN A LOS SERVICIOS DE SALUD, MEDIANTE LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE **META:** 4.693.737 **FEMENINO:** 2.581.555 **MASCULINO:** 2.112.182

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080150002 BRINDAR ATENCIÓN MÉDICA EN ALGUNAS ESPECIALIDADES A TRAVÉS DE LOS HOSPITALES MILITARES TIPO I Y II (II NIVEL)

UNIDAD DE MEDIDA: PACIENTE **META:** 678.044

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "CNEL. ELBANO PAREDES VIVAS"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	13	00	Materiales fotográficos	4.491.546	0	0	0	0	4.491.546
402	10	99	00	Otros productos y útiles diversos	59.087	0	0	0	0	59.087
403	**00**	**00**	**00**	**Servicios no personales**	**103.822.715**	**0**	**0**	**0**	**0**	**103.822.715**
403	02	00	00	Alquileres de maquinaria y equipos	29.386	0	0	0	0	29.386
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	29.386	0	0	0	0	29.386
403	04	00	00	Servicios básicos	132.977	0	0	0	0	132.977
403	04	02	00	Gas	132.977	0	0	0	0	132.977
403	07	00	00	Servicios de información, impresión y relaciones públicas	68.590	0	0	0	0	68.590
403	07	02	00	Imprenta y reproducción	68.590	0	0	0	0	68.590
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	29.004	0	0	0	0	29.004
403	08	01	00	Primas y gastos de seguros	471	0	0	0	0	471
403	08	02	00	Comisiones y gastos bancarios	28.533	0	0	0	0	28.533
403	09	00	00	Viáticos y pasajes	11.637.444	0	0	0	0	11.637.444
403	09	01	00	Viáticos y pasajes dentro del país	11.637.444	0	0	0	0	11.637.444
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.008.308	0	0	0	0	1.008.308
403	10	04	00	Servicios de ingeniería y arquitectónicos	324.326	0	0	0	0	324.326
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	154.990	0	0	0	0	154.990
403	10	07	00	Servicios de capacitación y adiestramiento	375.992	0	0	0	0	375.992
403	10	09	00	Servicios de lavandería y tintorería	153.000	0	0	0	0	153.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	40.213.589	0	0	0	0	40.213.589
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	5.204.204	0	0	0	0	5.204.204
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.654.643	0	0	0	0	5.654.643
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	21.261.390	0	0	0	0	21.261.390
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.704.290	0	0	0	0	1.704.290

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128988 080150000 SERVICIO DE SALUD INTEGRAL A LA COMUNIDAD EN GENERAL, A TRAVÉS DE LA RED SANITARIA MILITAR

OBJETIVO DEL PROYECTO: INCREMENTAR EL ACCESO DE LA POBLACIÓN A LOS SERVICIOS DE SALUD, MEDIANTE LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE **META:** 4.693.737 **FEMENINO:** 2.581.555 **MASCULINO:** 2.112.182

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080150002 BRINDAR ATENCIÓN MÉDICA EN ALGUNAS ESPECIALIDADES A TRAVÉS DE LOS HOSPITALES MILITARES TIPO I Y II (II NIVEL)

UNIDAD DE MEDIDA: PACIENTE **META:** 678.044

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "CNEL. ELBANO PAREDES VIVAS"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	6.389.062	0	0	0	0	6.389.062
403	12	00	00	Conservación y reparaciones menores de obras	13.310.002	0	0	0	0	13.310.002
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	13.310.002	0	0	0	0	13.310.002
403	18	00	00	Impuestos indirectos	37.393.415	0	0	0	0	37.393.415
403	18	01	00	Impuesto al valor agregado	37.393.415	0	0	0	0	37.393.415
				Totales	**582.954.759**	**0**	**0**	**0**	**0**	**582.954.759**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128988 080150000 SERVICIO DE SALUD INTEGRAL A LA COMUNIDAD EN GENERAL, A TRAVÉS DE LA RED SANITARIA MILITAR

OBJETIVO DEL PROYECTO: INCREMENTAR EL ACCESO DE LA POBLACIÓN A LOS SERVICIOS DE SALUD, MEDIANTE LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE **META:** 4.693.737 **FEMENINO:** 2.581.555 **MASCULINO:** 2.112.182

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080150003 DESARROLLAR ACTIVIDADES DE DIAGNÓSTICO, TRATAMIENTOS Y REHABILITACIÓN A LA POBLACIÓN QUE REQUIERE ATENCIÓN ESPECIALIZADA CON O SIN HOSPITALIZACIÓN MEDIANTE LOS HOSPITALES MILITARES TIPO III Y IV (III NIVEL)

UNIDAD DE MEDIDA: PACIENTE **META:** 3.322.111

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "DR. CARLOS ARVELO"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.375.189.549**	0	0	0	0	**1.375.189.549**
402	01	00	00	Productos alimenticios y agropecuarios	289.838.025	0	0	0	0	289.838.025
402	01	01	00	Alimentos y bebidas para personas	289.838.025	0	0	0	0	289.838.025
402	03	00	00	Textiles y vestuarios	1.940.798	0	0	0	0	1.940.798
402	03	01	00	Textiles	1.308.514	0	0	0	0	1.308.514
402	03	02	00	Prendas de vestir	632.284	0	0	0	0	632.284
402	04	00	00	Productos de cuero y caucho	266.000	0	0	0	0	266.000
402	04	03	00	Cauchos y tripas para vehículos	266.000	0	0	0	0	266.000
402	05	00	00	Productos de papel, cartón e impresos	14.666.455	0	0	0	0	14.666.455
402	05	01	00	Pulpa de madera, papel y cartón	2.272.592	0	0	0	0	2.272.592
402	05	02	00	Envases y cajas de papel y cartón	3.115.817	0	0	0	0	3.115.817
402	05	03	00	Productos de papel y cartón para oficina	2.600.531	0	0	0	0	2.600.531
402	05	06	00	Productos de papel y cartón para computación	4.352.309	0	0	0	0	4.352.309
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.325.206	0	0	0	0	2.325.206
402	06	00	00	Productos químicos y derivados	452.683.320	0	0	0	0	452.683.320
402	06	03	00	Tintas, pinturas y colorantes	3.572.501	0	0	0	0	3.572.501
402	06	04	00	Productos farmacéuticos y medicamentos	370.360.968	0	0	0	0	370.360.968
402	06	05	00	Productos de tocador	462.213	0	0	0	0	462.213
402	06	08	00	Productos plásticos	20.830.838	0	0	0	0	20.830.838
402	06	99	00	Otros productos de la industria química y conexos	57.456.800	0	0	0	0	57.456.800
402	07	00	00	Productos minerales no metálicos	89.049	0	0	0	0	89.049
402	07	02	00	Vidrios y productos de vidrio	89.049	0	0	0	0	89.049
402	08	00	00	Productos metálicos	631.265	0	0	0	0	631.265
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	312.715	0	0	0	0	312.715
402	08	09	00	Repuestos y accesorios para equipos de transporte	318.550	0	0	0	0	318.550

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128988 080150000 SERVICIO DE SALUD INTEGRAL A LA COMUNIDAD EN GENERAL, A TRAVÉS DE LA RED SANITARIA MILITAR

OBJETIVO DEL PROYECTO: INCREMENTAR EL ACCESO DE LA POBLACIÓN A LOS SERVICIOS DE SALUD, MEDIANTE LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE **META:** 4.693.737 **FEMENINO:** 2.581.555 **MASCULINO:** 2.112.182

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080150003 DESARROLLAR ACTIVIDADES DE DIAGNÓSTICO, TRATAMIENTOS Y REHABILITACIÓN A LA POBLACIÓN QUE REQUIERE ATENCIÓN ESPECIALIZADA CON O SIN HOSPITALIZACIÓN MEDIANTE LOS HOSPITALES MILITARES TIPO III Y IV (III NIVEL)

UNIDAD DE MEDIDA: PACIENTE **META:** 3.322.111

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "DR. CARLOS ARVELO"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	00	00	Productos varios y útiles diversos	615.074.637	0	0	0	0	615.074.637
402	10	02	00	Materiales y útiles de limpieza y aseo	5.546.473	0	0	0	0	5.546.473
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	590.163.546	0	0	0	0	590.163.546
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	807.983	0	0	0	0	807.983
402	10	07	00	Productos de seguridad en el trabajo	382.184	0	0	0	0	382.184
402	10	08	00	Materiales para equipos de computación	3.022.661	0	0	0	0	3.022.661
402	10	11	00	Materiales eléctricos	4.019.004	0	0	0	0	4.019.004
402	10	12	00	Materiales para instalaciones sanitarias	2.678.949	0	0	0	0	2.678.949
402	10	13	00	Materiales fotográficos	8.453.026	0	0	0	0	8.453.026
402	10	99	00	Otros productos y útiles diversos	811	0	0	0	0	811
403	**00**	**00**	**00**	**Servicios no personales**	**325.400.480**	**0**	**0**	**0**	**0**	**325.400.480**
403	02	00	00	Alquileres de maquinaria y equipos	1.667.168	0	0	0	0	1.667.168
403	02	99	00	Alquileres de otras maquinaria y equipos	1.667.168	0	0	0	0	1.667.168
403	04	00	00	Servicios básicos	464.958	0	0	0	0	464.958
403	04	02	00	Gas	464.958	0	0	0	0	464.958
403	06	00	00	Servicios de transporte y almacenaje	1.226.102	0	0	0	0	1.226.102
403	06	01	00	Fletes y embalajes	1.226.102	0	0	0	0	1.226.102
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	128	0	0	0	0	128
403	08	02	00	Comisiones y gastos bancarios	128	0	0	0	0	128
403	09	00	00	Viáticos y pasajes	489.840	0	0	0	0	489.840
403	09	01	00	Viáticos y pasajes dentro del país	489.840	0	0	0	0	489.840
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	171.639.504	0	0	0	0	171.639.504
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	9.382.727	0	0	0	0	9.382.727
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	9.148.662	0	0	0	0	9.148.662
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	148.451.047	0	0	0	0	148.451.047

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128988 080150000 SERVICIO DE SALUD INTEGRAL A LA COMUNIDAD EN GENERAL, A TRAVÉS DE LA RED SANITARIA MILITAR

OBJETIVO DEL PROYECTO: INCREMENTAR EL ACCESO DE LA POBLACIÓN A LOS SERVICIOS DE SALUD, MEDIANTE LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE **META:** 4.693.737 **FEMENINO:** 2.581.555 **MASCULINO:** 2.112.182

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080150003 DESARROLLAR ACTIVIDADES DE DIAGNÓSTICO, TRATAMIENTOS Y REHABILITACIÓN A LA POBLACIÓN QUE REQUIERE ATENCIÓN ESPECIALIZADA CON O SIN HOSPITALIZACIÓN MEDIANTE LOS HOSPITALES MILITARES TIPO III Y IV (III NIVEL)

UNIDAD DE MEDIDA: PACIENTE **META:** 3.322.111

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "DR. CARLOS ARVELO"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.289.785	0	0	0	0	2.289.785
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.367.283	0	0	0	0	2.367.283
403	12	00	00	Conservación y reparaciones menores de obras	44.378.952	0	0	0	0	44.378.952
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	44.378.952	0	0	0	0	44.378.952
403	18	00	00	Impuestos indirectos	105.533.828	0	0	0	0	105.533.828
403	18	01	00	Impuesto al valor agregado	105.533.828	0	0	0	0	105.533.828
				Totales	**1.700.590.029**	0	0	0	0	**1.700.590.029**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128988 080150000 SERVICIO DE SALUD INTEGRAL A LA COMUNIDAD EN GENERAL, A TRAVÉS DE LA RED SANITARIA MILITAR

OBJETIVO DEL PROYECTO: INCREMENTAR EL ACCESO DE LA POBLACIÓN A LOS SERVICIOS DE SALUD, MEDIANTE LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE **META:** 4.693.737 **FEMENINO:** 2.581.555 **MASCULINO:** 2.112.182

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080150004 APOYAR EN ASISTENCIA MÉDICA INTEGRAL A LA RED SANITARIA MILITAR, CON LOS SERVICIOS DE SANIDAD QUE PRESTAN LOS COMPONENTES

UNIDAD DE MEDIDA: PACIENTE **META:** 428.850

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.741.949.667**	**0**	**0**	**0**	**0**	**3.741.949.667**
401	01	00	00	Sueldos, salarios y otras retribuciones	515.732.846	0	0	0	0	515.732.846
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	345.864.815	0	0	0	0	345.864.815
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	1.450.206	0	0	0	0	1.450.206
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	168.313.423	0	0	0	0	168.313.423
401	01	18	00	Remuneraciones al personal contratado	104.402	0	0	0	0	104.402
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	104.402	0	0	0	0	104.402
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	421.389.147	0	0	0	0	421.389.147
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	263.113.071	0	0	0	0	263.113.071
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	550.908	0	0	0	0	550.908
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	157.725.168	0	0	0	0	157.725.168
401	03	00	00	Primas	690.723.546	0	0	0	0	690.723.546
401	03	01	00	Primas por mérito a empleados	104.222.074	0	0	0	0	104.222.074
401	03	02	00	Primas de transporte a empleados	49.713.383	0	0	0	0	49.713.383
401	03	03	00	Primas por hogar a empleados	49.713.383	0	0	0	0	49.713.383
401	03	04	00	Primas por hijos a empleados	37.087.026	0	0	0	0	37.087.026
401	03	08	00	Primas de profesionalización a empleados	92.056.889	0	0	0	0	92.056.889
401	03	09	00	Primas por antigüedad a empleados	41.079.598	0	0	0	0	41.079.598
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.778.025	0	0	0	0	3.778.025
401	03	16	00	Primas por mérito a obreros	36.209.276	0	0	0	0	36.209.276
401	03	17	00	Primas de transporte a obreros	31.776.666	0	0	0	0	31.776.666
401	03	18	00	Primas por hogar a obreros	31.776.666	0	0	0	0	31.776.666
401	03	19	00	Primas por hijos de obreros	12.669.700	0	0	0	0	12.669.700
401	03	21	00	Primas por antigüedad a obreros	22.798.382	0	0	0	0	22.798.382
401	03	22	00	Primas de profesionalización a obreros	5.931.285	0	0	0	0	5.931.285

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128988 080150000 SERVICIO DE SALUD INTEGRAL A LA COMUNIDAD EN GENERAL, A TRAVÉS DE LA RED SANITARIA MILITAR

OBJETIVO DEL PROYECTO: INCREMENTAR EL ACCESO DE LA POBLACIÓN A LOS SERVICIOS DE SALUD, MEDIANTE LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE **META:** 4.693.737 **FEMENINO:** 2.581.555 **MASCULINO:** 2.112.182

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080150004 APOYAR EN ASISTENCIA MÉDICA INTEGRAL A LA RED SANITARIA MILITAR, CON LOS SERVICIOS DE SANIDAD QUE PRESTAN LOS COMPONENTES

UNIDAD DE MEDIDA: PACIENTE **META:** 428.850

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	37	00	Primas de transporte al personal contratado	5.938	0	0	0	0	5.938
401	03	38	00	Primas por hogar al personal contratado	5.938	0	0	0	0	5.938
401	03	39	00	Primas por hijos al personal contratado	4.750	0	0	0	0	4.750
401	03	40	00	Primas de profesionalización al personal contratado	16.626	0	0	0	0	16.626
401	03	96	00	Otras primas al personal contratado	59.075	0	0	0	0	59.075
401	03	97	00	Otras primas a empleados	71.826.054	0	0	0	0	71.826.054
401	03	98	00	Otras primas a obreros	99.992.812	0	0	0	0	99.992.812
401	04	00	00	Complementos de sueldos y salarios	596.414.931	0	0	0	0	596.414.931
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	12.030.488	0	0	0	0	12.030.488
401	04	02	00	Complemento a empleados por trabajo nocturno	72.853.714	0	0	0	0	72.853.714
401	04	03	00	Complemento a empleados por gastos de alimentación	8.701.012	0	0	0	0	8.701.012
401	04	08	00	Bono compensatorio de alimentación a empleados	92.252.250	0	0	0	0	92.252.250
401	04	10	00	Complemento a empleados por días feriados	76.900.087	0	0	0	0	76.900.087
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	6.037.595	0	0	0	0	6.037.595
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	45.952.854	0	0	0	0	45.952.854
401	04	18	00	Bono compensatorio de alimentación a obreros	59.845.500	0	0	0	0	59.845.500
401	04	20	00	Complemento a obreros por días feriados	32.825.944	0	0	0	0	32.825.944
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	143.053	0	0	0	0	143.053
401	04	26	00	Bono compensatorio de alimentación al personal contratado	54.000	0	0	0	0	54.000
401	04	28	00	Complemento al personal contratado por días feriados	85.109	0	0	0	0	85.109
401	04	96	00	Otros complementos a empleados	122.873.335	0	0	0	0	122.873.335
401	04	97	00	Otros complementos a obreros	65.800.616	0	0	0	0	65.800.616
401	04	98	00	Otros complementos al personal contratado	59.374	0	0	0	0	59.374
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	730.119.145	0	0	0	0	730.119.145
401	05	03	00	Bono vacacional a empleados	411.077.875	0	0	0	0	411.077.875

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128988 080150000 SERVICIO DE SALUD INTEGRAL A LA COMUNIDAD EN GENERAL, A TRAVÉS DE LA RED SANITARIA MILITAR

OBJETIVO DEL PROYECTO: INCREMENTAR EL ACCESO DE LA POBLACIÓN A LOS SERVICIOS DE SALUD, MEDIANTE LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE **META:** 4.693.737 **FEMENINO:** 2.581.555 **MASCULINO:** 2.112.182

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080150004 APOYAR EN ASISTENCIA MÉDICA INTEGRAL A LA RED SANITARIA MILITAR, CON LOS SERVICIOS DE SANIDAD QUE PRESTAN LOS COMPONENTES

UNIDAD DE MEDIDA: PACIENTE **META:** 428.850

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	06	00	Bono vacacional a obreros	318.828.509	0	0	0	0	318.828.509
401	05	08	00	Bono vacacional al personal contratado	212.761	0	0	0	0	212.761
401	06	00	00	Aportes patronales y legales	260.449.320	0	0	0	0	260.449.320
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	95.441.061	0	0	0	0	95.441.061
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	31.813.688	0	0	0	0	31.813.688
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	21.209.123	0	0	0	0	21.209.123
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	21.209.123	0	0	0	0	21.209.123
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	51.047.403	0	0	0	0	51.047.403
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	17.015.801	0	0	0	0	17.015.801
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	11.343.868	0	0	0	0	11.343.868
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	11.343.868	0	0	0	0	11.343.868
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	17.705	0	0	0	0	17.705
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	3.840	0	0	0	0	3.840
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	3.840	0	0	0	0	3.840
401	07	00	00	Asistencia socio-económica	80.418.555	0	0	0	0	80.418.555
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	52.058.887	0	0	0	0	52.058.887
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	28.359.668	0	0	0	0	28.359.668
401	08	00	00	Prestaciones sociales e indemnizaciones	446.702.177	0	0	0	0	446.702.177
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	270.261.865	0	0	0	0	270.261.865
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	176.179.575	0	0	0	0	176.179.575
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	260.737	0	0	0	0	260.737
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**270.602.685**	**0**	**0**	**0**	**0**	**270.602.685**
402	01	00	00	Productos alimenticios y agropecuarios	17.273.256	0	0	0	0	17.273.256
402	01	01	00	Alimentos y bebidas para personas	3.855.959	0	0	0	0	3.855.959

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128988 080150000 SERVICIO DE SALUD INTEGRAL A LA COMUNIDAD EN GENERAL, A TRAVÉS DE LA RED SANITARIA MILITAR

OBJETIVO DEL PROYECTO: INCREMENTAR EL ACCESO DE LA POBLACIÓN A LOS SERVICIOS DE SALUD, MEDIANTE LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE **META:** 4.693.737 **FEMENINO:** 2.581.555 **MASCULINO:** 2.112.182

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080150004 APOYAR EN ASISTENCIA MÉDICA INTEGRAL A LA RED SANITARIA MILITAR, CON LOS SERVICIOS DE SANIDAD QUE PRESTAN LOS COMPONENTES

UNIDAD DE MEDIDA: PACIENTE **META:** 428.850

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	01	02	00	Alimentos para animales	13.417.297	0	0	0	0	13.417.297
402	02	00	00	Productos de minas, canteras y yacimientos	58.313	0	0	0	0	58.313
402	02	05	00	Piedra, arcilla, arena y tierra	58.313	0	0	0	0	58.313
402	03	00	00	Textiles y vestuarios	56.765	0	0	0	0	56.765
402	03	01	00	Textiles	56.765	0	0	0	0	56.765
402	04	00	00	Productos de cuero y caucho	1.301.730	0	0	0	0	1.301.730
402	04	03	00	Cauchos y tripas para vehículos	1.301.730	0	0	0	0	1.301.730
402	05	00	00	Productos de papel, cartón e impresos	8.052.276	0	0	0	0	8.052.276
402	05	01	00	Pulpa de madera, papel y cartón	1.615.647	0	0	0	0	1.615.647
402	05	02	00	Envases y cajas de papel y cartón	60.421	0	0	0	0	60.421
402	05	03	00	Productos de papel y cartón para oficina	4.348.930	0	0	0	0	4.348.930
402	05	04	00	Libros, revistas y periódicos	77.559	0	0	0	0	77.559
402	05	05	00	Material de enseñanza	150.000	0	0	0	0	150.000
402	05	06	00	Productos de papel y cartón para computación	1.352.319	0	0	0	0	1.352.319
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	447.400	0	0	0	0	447.400
402	06	00	00	Productos químicos y derivados	142.783.578	0	0	0	0	142.783.578
402	06	01	00	Sustancias químicas y de uso industrial	7.759.067	0	0	0	0	7.759.067
402	06	02	00	Abonos, plaguicidas y otros	1.983.279	0	0	0	0	1.983.279
402	06	03	00	Tintas, pinturas y colorantes	1.346.621	0	0	0	0	1.346.621
402	06	04	00	Productos farmacéuticos y medicamentos	128.467.711	0	0	0	0	128.467.711
402	06	06	00	Combustibles y lubricantes	1.936.260	0	0	0	0	1.936.260
402	06	08	00	Productos plásticos	1.264.543	0	0	0	0	1.264.543
402	06	99	00	Otros productos de la industria química y conexos	26.097	0	0	0	0	26.097
402	07	00	00	Productos minerales no metálicos	133.935	0	0	0	0	133.935
402	07	02	00	Vidrios y productos de vidrio	30.846	0	0	0	0	30.846

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128988 080150000 SERVICIO DE SALUD INTEGRAL A LA COMUNIDAD EN GENERAL, A TRAVÉS DE LA RED SANITARIA MILITAR

OBJETIVO DEL PROYECTO: INCREMENTAR EL ACCESO DE LA POBLACIÓN A LOS SERVICIOS DE SALUD, MEDIANTE LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE **META:** 4.693.737 **FEMENINO:** 2.581.555 **MASCULINO:** 2.112.182

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080150004 APOYAR EN ASISTENCIA MÉDICA INTEGRAL A LA RED SANITARIA MILITAR, CON LOS SERVICIOS DE SANIDAD QUE PRESTAN LOS COMPONENTES

UNIDAD DE MEDIDA: PACIENTE **META:** 428.850

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	03	00	Productos de arcilla para construcción	47.683	0	0	0	0	47.683
402	07	04	00	Cemento, cal y yeso	55.406	0	0	0	0	55.406
402	08	00	00	Productos metálicos	4.177.481	0	0	0	0	4.177.481
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	728.884	0	0	0	0	728.884
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.414.583	0	0	0	0	2.414.583
402	08	10	00	Repuestos y accesorios para otros equipos	1.034.014	0	0	0	0	1.034.014
402	10	00	00	Productos varios y útiles diversos	96.765.351	0	0	0	0	96.765.351
402	10	01	00	Artículos de deporte, recreación y juguetes	7.130	0	0	0	0	7.130
402	10	02	00	Materiales y útiles de limpieza y aseo	7.045.160	0	0	0	0	7.045.160
402	10	03	00	Utensilios de cocina y comedor	69.895	0	0	0	0	69.895
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	82.415.507	0	0	0	0	82.415.507
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.061.825	0	0	0	0	1.061.825
402	10	06	00	Condecoraciones, ofrendas y similares	530.381	0	0	0	0	530.381
402	10	07	00	Productos de seguridad en el trabajo	867.232	0	0	0	0	867.232
402	10	08	00	Materiales para equipos de computación	2.689.634	0	0	0	0	2.689.634
402	10	11	00	Materiales eléctricos	625.500	0	0	0	0	625.500
402	10	12	00	Materiales para instalaciones sanitarias	326.502	0	0	0	0	326.502
402	10	13	00	Materiales fotográficos	1.126.585	0	0	0	0	1.126.585
403	**00**	**00**	**00**	**Servicios no personales**	**80.939.789**	**0**	**0**	**0**	**0**	**80.939.789**
403	04	00	00	Servicios básicos	8.000	0	0	0	0	8.000
403	04	02	00	Gas	8.000	0	0	0	0	8.000
403	06	00	00	Servicios de transporte y almacenaje	8.391	0	0	0	0	8.391
403	06	01	00	Fletes y embalajes	8.391	0	0	0	0	8.391
403	07	00	00	Servicios de información, impresión y relaciones públicas	345.554	0	0	0	0	345.554
403	07	02	00	Imprenta y reproducción	345.554	0	0	0	0	345.554

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128988 080150000 SERVICIO DE SALUD INTEGRAL A LA COMUNIDAD EN GENERAL, A TRAVÉS DE LA RED SANITARIA MILITAR

OBJETIVO DEL PROYECTO: INCREMENTAR EL ACCESO DE LA POBLACIÓN A LOS SERVICIOS DE SALUD, MEDIANTE LA RED SANITARIA MILITAR.

UNIDAD DE MEDIDA: PACIENTE **META:** 4.693.737 **FEMENINO:** 2.581.555 **MASCULINO:** 2.112.182

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080150004 APOYAR EN ASISTENCIA MÉDICA INTEGRAL A LA RED SANITARIA MILITAR, CON LOS SERVICIOS DE SANIDAD QUE PRESTAN LOS COMPONENTES

UNIDAD DE MEDIDA: PACIENTE **META:** 428.850

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	727	0	0	0	0	727
403	08	02	00	Comisiones y gastos bancarios	727	0	0	0	0	727
403	09	00	00	Viáticos y pasajes	10.887.437	0	0	0	0	10.887.437
403	09	01	00	Viáticos y pasajes dentro del país	10.887.437	0	0	0	0	10.887.437
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.553.711	0	0	0	0	1.553.711
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	894.242	0	0	0	0	894.242
403	10	07	00	Servicios de capacitación y adiestramiento	659.469	0	0	0	0	659.469
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	16.495.768	0	0	0	0	16.495.768
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	337.084	0	0	0	0	337.084
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.791.223	0	0	0	0	2.791.223
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	9.758.112	0	0	0	0	9.758.112
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.497.286	0	0	0	0	3.497.286
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	112.063	0	0	0	0	112.063
403	12	00	00	Conservación y reparaciones menores de obras	234.791	0	0	0	0	234.791
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	234.791	0	0	0	0	234.791
403	18	00	00	Impuestos indirectos	51.405.410	0	0	0	0	51.405.410
403	18	01	00	Impuesto al valor agregado	8.480.189	0	0	0	0	8.480.189
403	18	99	00	Otros impuestos indirectos	42.925.221	0	0	0	0	42.925.221
404	**00**	**00**	**00**	**Activos reales**	**272.087.638**	**0**	**0**	**0**	**0**	**272.087.638**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	272.087.638	0	0	0	0	272.087.638
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	272.087.638	0	0	0	0	272.087.638
				Totales	**4.365.579.779**	**0**	**0**	**0**	**0**	**4.365.579.779**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128926 080151000 MEJORAMIENTO DE LOS SISTEMAS DE INTELIGENCIA

OBJETIVO DEL PROYECTO: MEJORAR EL SISTEMA DE INTELIGENCIA MILITAR EN COHESIÓN CON LOS ÓRGANOS TERRITORIALES, A LOS FINES DE INCREMENTAR LA OBTENCIÓN DE INFORMACIÓN RELEVANTE PARA LA DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 36

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**29.612.709**	**0**	**0**	**0**	**0**	**29.612.709**
402	01	00	00	Productos alimenticios y agropecuarios	3.575.044	0	0	0	0	3.575.044
402	01	01	00	Alimentos y bebidas para personas	3.575.044	0	0	0	0	3.575.044
402	04	00	00	Productos de cuero y caucho	2.821.226	0	0	0	0	2.821.226
402	04	03	00	Cauchos y tripas para vehículos	2.821.226	0	0	0	0	2.821.226
402	05	00	00	Productos de papel, cartón e impresos	7.307.368	0	0	0	0	7.307.368
402	05	01	00	Pulpa de madera, papel y cartón	2.842.421	0	0	0	0	2.842.421
402	05	02	00	Envases y cajas de papel y cartón	300.000	0	0	0	0	300.000
402	05	03	00	Productos de papel y cartón para oficina	2.873.598	0	0	0	0	2.873.598
402	05	04	00	Libros, revistas y periódicos	400.000	0	0	0	0	400.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	891.349	0	0	0	0	891.349
402	06	00	00	Productos químicos y derivados	4.574.908	0	0	0	0	4.574.908
402	06	03	00	Tintas, pinturas y colorantes	2.658.313	0	0	0	0	2.658.313
402	06	06	00	Combustibles y lubricantes	1.356.595	0	0	0	0	1.356.595
402	06	08	00	Productos plásticos	560.000	0	0	0	0	560.000
402	08	00	00	Productos metálicos	4.769.275	0	0	0	0	4.769.275
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.769.275	0	0	0	0	4.769.275
402	10	00	00	Productos varios y útiles diversos	6.564.888	0	0	0	0	6.564.888
402	10	01	00	Artículos de deporte, recreación y juguetes	45.607	0	0	0	0	45.607
402	10	02	00	Materiales y útiles de limpieza y aseo	1.569.560	0	0	0	0	1.569.560
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.480.830	0	0	0	0	1.480.830
402	10	08	00	Materiales para equipos de computación	2.923.669	0	0	0	0	2.923.669
402	10	11	00	Materiales eléctricos	545.222	0	0	0	0	545.222
403	**00**	**00**	**00**	**Servicios no personales**	**16.690.235**	**0**	**0**	**0**	**0**	**16.690.235**
403	09	00	00	Viáticos y pasajes	1.205.362	0	0	0	0	1.205.362
403	09	01	00	Viáticos y pasajes dentro del país	1.205.362	0	0	0	0	1.205.362
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.400.748	0	0	0	0	6.400.748
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.445.548	0	0	0	0	5.445.548
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	955.200	0	0	0	0	955.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128926 080151000 MEJORAMIENTO DE LOS SISTEMAS DE INTELIGENCIA

OBJETIVO DEL PROYECTO: MEJORAR EL SISTEMA DE INTELIGENCIA MILITAR EN COHESIÓN CON LOS ÓRGANOS TERRITORIALES, A LOS FINES DE INCREMENTAR LA OBTENCIÓN DE INFORMACIÓN RELEVANTE PARA LA DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 36

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	4.252.241	0	0	0	0	4.252.241
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.252.241	0	0	0	0	4.252.241
403	18	00	00	Impuestos indirectos	4.831.884	0	0	0	0	4.831.884
403	18	01	00	Impuesto al valor agregado	4.831.884	0	0	0	0	4.831.884
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**585.639.702**	**0**	**0**	**0**	**0**	**585.639.702**
406	01	00	00	Gastos de defensa y seguridad del Estado	585.639.702	0	0	0	0	585.639.702
406	01	01	00	Gastos de defensa y seguridad del Estado	585.639.702	0	0	0	0	585.639.702
				Totales	**631.942.646**	**0**	**0**	**0**	**0**	**631.942.646**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128926 080151000 MEJORAMIENTO DE LOS SISTEMAS DE INTELIGENCIA

OBJETIVO DEL PROYECTO: MEJORAR EL SISTEMA DE INTELIGENCIA MILITAR EN COHESIÓN CON LOS ÓRGANOS TERRITORIALES, A LOS FINES DE INCREMENTAR LA OBTENCIÓN DE INFORMACIÓN RELEVANTE PARA LA DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 36

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128926 080151000 MEJORAMIENTO DE LOS SISTEMAS DE INTELIGENCIA

OBJETIVO DEL PROYECTO: MEJORAR EL SISTEMA DE INTELIGENCIA MILITAR EN COHESIÓN CON LOS ÓRGANOS TERRITORIALES, A LOS FINES DE INCREMENTAR LA OBTENCIÓN DE INFORMACIÓN RELEVANTE PARA LA DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 36

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080151001 EVALUACIÓN DE DATOS

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**585.639.702**	**0**	**0**	**0**	**0**	**585.639.702**
406	01	00	00	Gastos de defensa y seguridad del Estado	585.639.702	0	0	0	0	585.639.702
406	01	01	00	Gastos de defensa y seguridad del Estado	585.639.702	0	0	0	0	585.639.702
				Totales	**585.639.702**	**0**	**0**	**0**	**0**	**585.639.702**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128926 080151000 MEJORAMIENTO DE LOS SISTEMAS DE INTELIGENCIA

OBJETIVO DEL PROYECTO: MEJORAR EL SISTEMA DE INTELIGENCIA MILITAR EN COHESIÓN CON LOS ÓRGANOS TERRITORIALES, A LOS FINES DE INCREMENTAR LA OBTENCIÓN DE INFORMACIÓN RELEVANTE PARA LA DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 36

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080151002 INTEGRACIÓN DE DATOS DE DIVERSAS PROCEDENCIAS

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN CONJUNTA DE INTELIGENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**29.612.709**	**0**	**0**	**0**	**0**	**29.612.709**
402	01	00	00	Productos alimenticios y agropecuarios	3.575.044	0	0	0	0	3.575.044
402	01	01	00	Alimentos y bebidas para personas	3.575.044	0	0	0	0	3.575.044
402	04	00	00	Productos de cuero y caucho	2.821.226	0	0	0	0	2.821.226
402	04	03	00	Cauchos y tripas para vehículos	2.821.226	0	0	0	0	2.821.226
402	05	00	00	Productos de papel, cartón e impresos	7.307.368	0	0	0	0	7.307.368
402	05	01	00	Pulpa de madera, papel y cartón	2.842.421	0	0	0	0	2.842.421
402	05	02	00	Envases y cajas de papel y cartón	300.000	0	0	0	0	300.000
402	05	03	00	Productos de papel y cartón para oficina	2.873.598	0	0	0	0	2.873.598
402	05	04	00	Libros, revistas y periódicos	400.000	0	0	0	0	400.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	891.349	0	0	0	0	891.349
402	06	00	00	Productos químicos y derivados	4.574.908	0	0	0	0	4.574.908
402	06	03	00	Tintas, pinturas y colorantes	2.658.313	0	0	0	0	2.658.313
402	06	06	00	Combustibles y lubricantes	1.356.595	0	0	0	0	1.356.595
402	06	08	00	Productos plásticos	560.000	0	0	0	0	560.000
402	08	00	00	Productos metálicos	4.769.275	0	0	0	0	4.769.275
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.769.275	0	0	0	0	4.769.275
402	10	00	00	Productos varios y útiles diversos	6.564.888	0	0	0	0	6.564.888
402	10	01	00	Artículos de deporte, recreación y juguetes	45.607	0	0	0	0	45.607
402	10	02	00	Materiales y útiles de limpieza y aseo	1.569.560	0	0	0	0	1.569.560
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.480.830	0	0	0	0	1.480.830
402	10	08	00	Materiales para equipos de computación	2.923.669	0	0	0	0	2.923.669
402	10	11	00	Materiales eléctricos	545.222	0	0	0	0	545.222
403	**00**	**00**	**00**	**Servicios no personales**	**16.690.235**	**0**	**0**	**0**	**0**	**16.690.235**
403	09	00	00	Viáticos y pasajes	1.205.362	0	0	0	0	1.205.362

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128926 080151000 MEJORAMIENTO DE LOS SISTEMAS DE INTELIGENCIA

OBJETIVO DEL PROYECTO: MEJORAR EL SISTEMA DE INTELIGENCIA MILITAR EN COHESIÓN CON LOS ÓRGANOS TERRITORIALES, A LOS FINES DE INCREMENTAR LA OBTENCIÓN DE INFORMACIÓN RELEVANTE PARA LA DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 36

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080151002 INTEGRACIÓN DE DATOS DE DIVERSAS PROCEDENCIAS

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN CONJUNTA DE INTELIGENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	1.205.362	0	0	0	0	1.205.362
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.400.748	0	0	0	0	6.400.748
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.445.548	0	0	0	0	5.445.548
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	955.200	0	0	0	0	955.200
403	12	00	00	Conservación y reparaciones menores de obras	4.252.241	0	0	0	0	4.252.241
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.252.241	0	0	0	0	4.252.241
403	18	00	00	Impuestos indirectos	4.831.884	0	0	0	0	4.831.884
403	18	01	00	Impuesto al valor agregado	4.831.884	0	0	0	0	4.831.884
				Totales	**46.302.944**	**0**	**0**	**0**	**0**	**46.302.944**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128906 080152000 DESARROLLO DEL SISTEMA DE SEGURIDAD Y DEFENSA

OBJETIVO DEL PROYECTO: FORTALECER LAS OPERACIONES MILITARES PARA CONTRARRESTAR LAS AMENAZAS INTERNAS Y EXTERNAS EN EL ESPACIO GEOGRÁFICO CONSIDERADOS NECESARIOS PARA LA SEGURIDAD Y DEFENSA DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 1.935

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**32.376.384.935**	**0**	**0**	**0**	**0**	**32.376.384.935**
401	01	00	00	Sueldos, salarios y otras retribuciones	16.022.931.140	0	0	0	0	16.022.931.140
401	01	20	00	Sueldo del personal militar profesional	9.872.104.695	0	0	0	0	9.872.104.695
401	01	21	00	Sueldo o ración del personal militar no profesional	6.129.826.445	0	0	0	0	6.129.826.445
401	01	30	00	Retribución al personal de reserva	21.000.000	0	0	0	0	21.000.000
401	03	00	00	Primas	3.382.863.062	0	0	0	0	3.382.863.062
401	03	26	00	Primas por hijos al personal militar	192.279.000	0	0	0	0	192.279.000
401	03	27	00	Primas de profesionalización al personal militar	246.196.560	0	0	0	0	246.196.560
401	03	28	00	Primas por antigüedad al personal militar	309.124.042	0	0	0	0	309.124.042
401	03	29	00	Primas por potencial de ascenso al personal militar	5.325.000	0	0	0	0	5.325.000
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	2.121.114.515	0	0	0	0	2.121.114.515
401	03	99	00	Otras primas al personal militar	508.823.945	0	0	0	0	508.823.945
401	04	00	00	Complementos de sueldos y salarios	6.923.793.451	0	0	0	0	6.923.793.451
401	04	32	00	Complemento al personal militar por gastos de alimentación	3.057.962.531	0	0	0	0	3.057.962.531
401	04	33	00	Complemento al personal militar por gastos de transporte	977.697.576	0	0	0	0	977.697.576
401	04	34	00	Complemento al personal militar en el exterior	450.000.000	0	0	0	0	450.000.000
401	04	35	00	Bono compensatorio de alimentación al personal militar	2.340.043.475	0	0	0	0	2.340.043.475
401	04	99	00	Otros complementos al personal militar	98.089.869	0	0	0	0	98.089.869
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.792.069.877	0	0	0	0	4.792.069.877
401	05	10	00	Bono vacacional al personal militar	4.792.069.877	0	0	0	0	4.792.069.877
401	06	00	00	Aportes patronales y legales	211.754.615	0	0	0	0	211.754.615
401	06	19	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal militar	211.754.615	0	0	0	0	211.754.615
401	07	00	00	Asistencia socio-económica	1.042.972.790	0	0	0	0	1.042.972.790
401	07	40	00	Aporte patronal a caja de ahorro por personal militar	1.042.972.790	0	0	0	0	1.042.972.790
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.747.707.236**	**0**	**0**	**0**	**0**	**1.747.707.236**
402	01	00	00	Productos alimenticios y agropecuarios	163.400.761	0	0	0	0	163.400.761
402	01	01	00	Alimentos y bebidas para personas	159.495.329	0	0	0	0	159.495.329
402	01	02	00	Alimentos para animales	3.806.514	0	0	0	0	3.806.514
402	01	03	00	Productos agrícolas y pecuarios	98.918	0	0	0	0	98.918
402	02	00	00	Productos de minas, canteras y yacimientos	15.195.100	0	0	0	0	15.195.100

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128906 080152000 DESARROLLO DEL SISTEMA DE SEGURIDAD Y DEFENSA

OBJETIVO DEL PROYECTO: FORTALECER LAS OPERACIONES MILITARES PARA CONTRARRESTAR LAS AMENAZAS INTERNAS Y EXTERNAS EN EL ESPACIO GEOGRÁFICO CONSIDERADOS NECESARIOS PARA LA SEGURIDAD Y DEFENSA DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 1.935

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	02	05	00	Piedra, arcilla, arena y tierra	15.195.100	0	0	0	0	15.195.100
402	03	00	00	Textiles y vestuarios	16.249.258	0	0	0	0	16.249.258
402	03	01	00	Textiles	6.618.258	0	0	0	0	6.618.258
402	03	02	00	Prendas de vestir	8.853.000	0	0	0	0	8.853.000
402	03	03	00	Calzados	778.000	0	0	0	0	778.000
402	04	00	00	Productos de cuero y caucho	206.659.776	0	0	0	0	206.659.776
402	04	02	00	Productos de cuero y sucedáneos del cuero	146.652	0	0	0	0	146.652
402	04	03	00	Cauchos y tripas para vehículos	205.873.148	0	0	0	0	205.873.148
402	04	99	00	Otros productos de cuero y caucho	639.976	0	0	0	0	639.976
402	05	00	00	Productos de papel, cartón e impresos	297.379.095	0	0	0	0	297.379.095
402	05	01	00	Pulpa de madera, papel y cartón	41.208.578	0	0	0	0	41.208.578
402	05	02	00	Envases y cajas de papel y cartón	25.514.396	0	0	0	0	25.514.396
402	05	03	00	Productos de papel y cartón para oficina	166.181.776	0	0	0	0	166.181.776
402	05	04	00	Libros, revistas y periódicos	8.113.560	0	0	0	0	8.113.560
402	05	05	00	Material de enseñanza	7.346.435	0	0	0	0	7.346.435
402	05	06	00	Productos de papel y cartón para computación	6.135.000	0	0	0	0	6.135.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	42.879.350	0	0	0	0	42.879.350
402	06	00	00	Productos químicos y derivados	233.875.444	0	0	0	0	233.875.444
402	06	01	00	Sustancias químicas y de uso industrial	3.305.962	0	0	0	0	3.305.962
402	06	02	00	Abonos, plaguicidas y otros	325.016	0	0	0	0	325.016
402	06	03	00	Tintas, pinturas y colorantes	115.268.068	0	0	0	0	115.268.068
402	06	04	00	Productos farmacéuticos y medicamentos	452.272	0	0	0	0	452.272
402	06	05	00	Productos de tocador	6.131.964	0	0	0	0	6.131.964
402	06	06	00	Combustibles y lubricantes	84.708.394	0	0	0	0	84.708.394
402	06	08	00	Productos plásticos	23.469.238	0	0	0	0	23.469.238
402	06	09	00	Mezclas explosivas	23.300	0	0	0	0	23.300
402	06	99	00	Otros productos de la industria química y conexos	191.230	0	0	0	0	191.230
402	07	00	00	Productos minerales no metálicos	10.940.240	0	0	0	0	10.940.240
402	07	01	00	Productos de barro, loza y porcelana	110.000	0	0	0	0	110.000
402	07	02	00	Vidrios y productos de vidrio	170.000	0	0	0	0	170.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128906 080152000 DESARROLLO DEL SISTEMA DE SEGURIDAD Y DEFENSA

OBJETIVO DEL PROYECTO: FORTALECER LAS OPERACIONES MILITARES PARA CONTRARRESTAR LAS AMENAZAS INTERNAS Y EXTERNAS EN EL ESPACIO GEOGRÁFICO CONSIDERADOS NECESARIOS PARA LA SEGURIDAD Y DEFENSA DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 1.935

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	03	00	Productos de arcilla para construcción	770.000	0	0	0	0	770.000
402	07	04	00	Cemento, cal y yeso	9.890.240	0	0	0	0	9.890.240
402	08	00	00	Productos metálicos	288.658.496	0	0	0	0	288.658.496
402	08	01	00	Productos primarios de hierro y acero	844.214	0	0	0	0	844.214
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	98.985.124	0	0	0	0	98.985.124
402	08	04	00	Productos metálicos estructurales	5.860.000	0	0	0	0	5.860.000
402	08	05	00	Materiales de orden público, seguridad y defensa	432.730	0	0	0	0	432.730
402	08	07	00	Material de señalamiento	38.286	0	0	0	0	38.286
402	08	08	00	Material de educación	847.192	0	0	0	0	847.192
402	08	09	00	Repuestos y accesorios para equipos de transporte	152.632.598	0	0	0	0	152.632.598
402	08	10	00	Repuestos y accesorios para otros equipos	28.996.400	0	0	0	0	28.996.400
402	08	99	00	Otros productos metálicos	21.952	0	0	0	0	21.952
402	09	00	00	Productos de madera	4.732.588	0	0	0	0	4.732.588
402	09	02	00	Muebles y accesorios de madera para edificaciones	4.732.588	0	0	0	0	4.732.588
402	10	00	00	Productos varios y útiles diversos	510.616.478	0	0	0	0	510.616.478
402	10	01	00	Artículos de deporte, recreación y juguetes	15.306.122	0	0	0	0	15.306.122
402	10	02	00	Materiales y útiles de limpieza y aseo	129.710.906	0	0	0	0	129.710.906
402	10	03	00	Utensilios de cocina y comedor	12.896.070	0	0	0	0	12.896.070
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	286.034	0	0	0	0	286.034
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	26.442.716	0	0	0	0	26.442.716
402	10	06	00	Condecoraciones, ofrendas y similares	35.714.708	0	0	0	0	35.714.708
402	10	07	00	Productos de seguridad en el trabajo	17.582.748	0	0	0	0	17.582.748
402	10	08	00	Materiales para equipos de computación	89.886.426	0	0	0	0	89.886.426
402	10	10	00	Útiles religiosos	132.194	0	0	0	0	132.194
402	10	11	00	Materiales eléctricos	97.093.058	0	0	0	0	97.093.058
402	10	12	00	Materiales para instalaciones sanitarias	81.909.972	0	0	0	0	81.909.972
402	10	13	00	Materiales fotográficos	3.624.074	0	0	0	0	3.624.074
402	10	99	00	Otros productos y útiles diversos	31.450	0	0	0	0	31.450
403	**00**	**00**	**00**	**Servicios no personales**	**1.205.470.240**	**0**	**0**	**0**	**0**	**1.205.470.240**
403	01	00	00	Alquileres de inmuebles	8.705.868	0	0	0	0	8.705.868

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128906 080152000 DESARROLLO DEL SISTEMA DE SEGURIDAD Y DEFENSA

OBJETIVO DEL PROYECTO: FORTALECER LAS OPERACIONES MILITARES PARA CONTRARRESTAR LAS AMENAZAS INTERNAS Y EXTERNAS EN EL ESPACIO GEOGRÁFICO CONSIDERADOS NECESARIOS PARA LA SEGURIDAD Y DEFENSA DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 1.935

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	01	01	00	Alquileres de edificios y locales	8.705.868	0	0	0	0	8.705.868
403	02	00	00	Alquileres de maquinaria y equipos	47.774	0	0	0	0	47.774
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	47.774	0	0	0	0	47.774
403	03	00	00	Derechos sobre bienes intangibles	66.296	0	0	0	0	66.296
403	03	03	00	Paquetes y programas de computación	66.296	0	0	0	0	66.296
403	04	00	00	Servicios básicos	1.746.806	0	0	0	0	1.746.806
403	04	02	00	Gas	1.746.806	0	0	0	0	1.746.806
403	07	00	00	Servicios de información, impresión y relaciones públicas	120.302	0	0	0	0	120.302
403	07	02	00	Imprenta y reproducción	120.302	0	0	0	0	120.302
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.762	0	0	0	0	2.762
403	08	02	00	Comisiones y gastos bancarios	2.762	0	0	0	0	2.762
403	09	00	00	Viáticos y pasajes	435.522.209	0	0	0	0	435.522.209
403	09	01	00	Viáticos y pasajes dentro del país	435.214.293	0	0	0	0	435.214.293
403	09	03	00	Asignación por kilómetros recorridos	307.916	0	0	0	0	307.916
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.003.764	0	0	0	0	1.003.764
403	10	02	00	Servicios de contabilidad y auditoría	53.764	0	0	0	0	53.764
403	10	07	00	Servicios de capacitación y adiestramiento	400.000	0	0	0	0	400.000
403	10	09	00	Servicios de lavandería y tintorería	550.000	0	0	0	0	550.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	434.144.205	0	0	0	0	434.144.205
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	11.604.208	0	0	0	0	11.604.208
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	233.305.166	0	0	0	0	233.305.166
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	11.520.459	0	0	0	0	11.520.459
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	963.258	0	0	0	0	963.258
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	157.860.362	0	0	0	0	157.860.362
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	18.890.752	0	0	0	0	18.890.752
403	12	00	00	Conservación y reparaciones menores de obras	48.659.506	0	0	0	0	48.659.506
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	48.509.506	0	0	0	0	48.509.506
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	150.000	0	0	0	0	150.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	10.500.000	0	0	0	0	10.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128906 080152000 DESARROLLO DEL SISTEMA DE SEGURIDAD Y DEFENSA

OBJETIVO DEL PROYECTO: FORTALECER LAS OPERACIONES MILITARES PARA CONTRARRESTAR LAS AMENAZAS INTERNAS Y EXTERNAS EN EL ESPACIO GEOGRÁFICO CONSIDERADOS NECESARIOS PARA LA SEGURIDAD Y DEFENSA DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 1.935

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	16	01	00	Servicios de diversión, esparcimiento y culturales	10.500.000	0	0	0	0	10.500.000
403	18	00	00	Impuestos indirectos	264.950.748	0	0	0	0	264.950.748
403	18	01	00	Impuesto al valor agregado	264.616.518	0	0	0	0	264.616.518
403	18	99	00	Otros impuestos indirectos	334.230	0	0	0	0	334.230
				Totales	**35.329.562.411**	**0**	**0**	**0**	**0**	**35.329.562.411**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 08 - 51

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128906 080152000 DESARROLLO DEL SISTEMA DE SEGURIDAD Y DEFENSA

OBJETIVO DEL PROYECTO: FORTALECER LAS OPERACIONES MILITARES PARA CONTRARRESTAR LAS AMENAZAS INTERNAS Y EXTERNAS EN EL ESPACIO GEOGRÁFICO CONSIDERADOS NECESARIOS PARA LA SEGURIDAD Y DEFENSA DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 1.935

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128906 080152000 DESARROLLO DEL SISTEMA DE SEGURIDAD Y DEFENSA

OBJETIVO DEL PROYECTO: FORTALECER LAS OPERACIONES MILITARES PARA CONTRARRESTAR LAS AMENAZAS INTERNAS Y EXTERNAS EN EL ESPACIO GEOGRÁFICO CONSIDERADOS NECESARIOS PARA LA SEGURIDAD Y DEFENSA DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 1.935

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080152001 OPERACIONES ESTRATÉGICAS, INTEGRALES, ESPECÍFICAS, COMBINADAS Y DE APOYO TERRESTRE

UNIDAD DE MEDIDA: OPERACIÓN **META:** 155

RESPONSABLE/EJECUTOR: EJÉRCITO BOLIVARIANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**398.626.262**	**0**	**0**	**0**	**0**	**398.626.262**
402	01	00	00	Productos alimenticios y agropecuarios	8.427.830	0	0	0	0	8.427.830
402	01	01	00	Alimentos y bebidas para personas	8.212.398	0	0	0	0	8.212.398
402	01	02	00	Alimentos para animales	116.514	0	0	0	0	116.514
402	01	03	00	Productos agrícolas y pecuarios	98.918	0	0	0	0	98.918
402	03	00	00	Textiles y vestuarios	51.258	0	0	0	0	51.258
402	03	01	00	Textiles	51.258	0	0	0	0	51.258
402	04	00	00	Productos de cuero y caucho	72.462.200	0	0	0	0	72.462.200
402	04	02	00	Productos de cuero y sucedáneos del cuero	146.652	0	0	0	0	146.652
402	04	03	00	Cauchos y tripas para vehículos	71.675.572	0	0	0	0	71.675.572
402	04	99	00	Otros productos de cuero y caucho	639.976	0	0	0	0	639.976
402	05	00	00	Productos de papel, cartón e impresos	55.767.278	0	0	0	0	55.767.278
402	05	01	00	Pulpa de madera, papel y cartón	275.594	0	0	0	0	275.594
402	05	03	00	Productos de papel y cartón para oficina	52.380.240	0	0	0	0	52.380.240
402	05	04	00	Libros, revistas y periódicos	510.360	0	0	0	0	510.360
402	05	05	00	Material de enseñanza	119.734	0	0	0	0	119.734
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.481.350	0	0	0	0	2.481.350
402	06	00	00	Productos químicos y derivados	79.365.406	0	0	0	0	79.365.406
402	06	01	00	Sustancias químicas y de uso industrial	328.962	0	0	0	0	328.962
402	06	02	00	Abonos, plaguicidas y otros	325.016	0	0	0	0	325.016
402	06	03	00	Tintas, pinturas y colorantes	48.248.524	0	0	0	0	48.248.524
402	06	04	00	Productos farmacéuticos y medicamentos	157.272	0	0	0	0	157.272
402	06	05	00	Productos de tocador	26.964	0	0	0	0	26.964
402	06	06	00	Combustibles y lubricantes	28.938.466	0	0	0	0	28.938.466
402	06	08	00	Productos plásticos	1.125.672	0	0	0	0	1.125.672

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128906 080152000 DESARROLLO DEL SISTEMA DE SEGURIDAD Y DEFENSA

OBJETIVO DEL PROYECTO: FORTALECER LAS OPERACIONES MILITARES PARA CONTRARRESTAR LAS AMENAZAS INTERNAS Y EXTERNAS EN EL ESPACIO GEOGRÁFICO CONSIDERADOS NECESARIOS PARA LA SEGURIDAD Y DEFENSA DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 1.935

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080152001 OPERACIONES ESTRATÉGICAS, INTEGRALES, ESPECÍFICAS, COMBINADAS Y DE APOYO TERRESTRE

UNIDAD DE MEDIDA: OPERACIÓN **META:** 155

RESPONSABLE/EJECUTOR: EJÉRCITO BOLIVARIANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	09	00	Mezclas explosivas	23.300	0	0	0	0	23.300
402	06	99	00	Otros productos de la industria química y conexos	191.230	0	0	0	0	191.230
402	07	00	00	Productos minerales no metálicos	1.958.240	0	0	0	0	1.958.240
402	07	04	00	Cemento, cal y yeso	1.958.240	0	0	0	0	1.958.240
402	08	00	00	Productos metálicos	66.184.530	0	0	0	0	66.184.530
402	08	01	00	Productos primarios de hierro y acero	124.214	0	0	0	0	124.214
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	35.020.970	0	0	0	0	35.020.970
402	08	05	00	Materiales de orden público, seguridad y defensa	75.230	0	0	0	0	75.230
402	08	07	00	Material de señalamiento	38.286	0	0	0	0	38.286
402	08	08	00	Material de educación	847.192	0	0	0	0	847.192
402	08	09	00	Repuestos y accesorios para equipos de transporte	18.484.510	0	0	0	0	18.484.510
402	08	10	00	Repuestos y accesorios para otros equipos	11.572.176	0	0	0	0	11.572.176
402	08	99	00	Otros productos metálicos	21.952	0	0	0	0	21.952
402	09	00	00	Productos de madera	112.588	0	0	0	0	112.588
402	09	02	00	Muebles y accesorios de madera para edificaciones	112.588	0	0	0	0	112.588
402	10	00	00	Productos varios y útiles diversos	114.296.932	0	0	0	0	114.296.932
402	10	01	00	Artículos de deporte, recreación y juguetes	1.338.118	0	0	0	0	1.338.118
402	10	02	00	Materiales y útiles de limpieza y aseo	32.981.426	0	0	0	0	32.981.426
402	10	03	00	Utensilios de cocina y comedor	1.701.070	0	0	0	0	1.701.070
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	99.034	0	0	0	0	99.034
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.213.260	0	0	0	0	8.213.260
402	10	06	00	Condecoraciones, ofrendas y similares	1.180.044	0	0	0	0	1.180.044
402	10	07	00	Productos de seguridad en el trabajo	839.548	0	0	0	0	839.548
402	10	08	00	Materiales para equipos de computación	9.778.656	0	0	0	0	9.778.656
402	10	10	00	Útiles religiosos	132.194	0	0	0	0	132.194

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128906 080152000 DESARROLLO DEL SISTEMA DE SEGURIDAD Y DEFENSA

OBJETIVO DEL PROYECTO: FORTALECER LAS OPERACIONES MILITARES PARA CONTRARRESTAR LAS AMENAZAS INTERNAS Y EXTERNAS EN EL ESPACIO GEOGRÁFICO CONSIDERADOS NECESARIOS PARA LA SEGURIDAD Y DEFENSA DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 1.935

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080152001 OPERACIONES ESTRATÉGICAS, INTEGRALES, ESPECÍFICAS, COMBINADAS Y DE APOYO TERRESTRE

UNIDAD DE MEDIDA: OPERACIÓN **META:** 155

RESPONSABLE/EJECUTOR: EJÉRCITO BOLIVARIANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	11	00	Materiales eléctricos	29.831.778	0	0	0	0	29.831.778
402	10	12	00	Materiales para instalaciones sanitarias	28.116.280	0	0	0	0	28.116.280
402	10	13	00	Materiales fotográficos	54.074	0	0	0	0	54.074
402	10	99	00	Otros productos y útiles diversos	31.450	0	0	0	0	31.450
403	**00**	**00**	**00**	**Servicios no personales**	**209.814.074**	**0**	**0**	**0**	**0**	**209.814.074**
403	01	00	00	Alquileres de inmuebles	8.705.868	0	0	0	0	8.705.868
403	01	01	00	Alquileres de edificios y locales	8.705.868	0	0	0	0	8.705.868
403	02	00	00	Alquileres de maquinaria y equipos	47.774	0	0	0	0	47.774
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	47.774	0	0	0	0	47.774
403	03	00	00	Derechos sobre bienes intangibles	66.296	0	0	0	0	66.296
403	03	03	00	Paquetes y programas de computación	66.296	0	0	0	0	66.296
403	04	00	00	Servicios básicos	1.708.666	0	0	0	0	1.708.666
403	04	02	00	Gas	1.708.666	0	0	0	0	1.708.666
403	07	00	00	Servicios de información, impresión y relaciones públicas	120.302	0	0	0	0	120.302
403	07	02	00	Imprenta y reproducción	120.302	0	0	0	0	120.302
403	09	00	00	Viáticos y pasajes	56.783.978	0	0	0	0	56.783.978
403	09	01	00	Viáticos y pasajes dentro del país	56.476.062	0	0	0	0	56.476.062
403	09	03	00	Asignación por kilómetros recorridos	307.916	0	0	0	0	307.916
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	53.764	0	0	0	0	53.764
403	10	02	00	Servicios de contabilidad y auditoría	53.764	0	0	0	0	53.764
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	86.590.421	0	0	0	0	86.590.421
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	430.208	0	0	0	0	430.208
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	44.967.458	0	0	0	0	44.967.458
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	1.020.459	0	0	0	0	1.020.459
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de	213.258	0	0	0	0	213.258

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128906 080152000 DESARROLLO DEL SISTEMA DE SEGURIDAD Y DEFENSA

OBJETIVO DEL PROYECTO: FORTALECER LAS OPERACIONES MILITARES PARA CONTRARRESTAR LAS AMENAZAS INTERNAS Y EXTERNAS EN EL ESPACIO GEOGRÁFICO CONSIDERADOS NECESARIOS PARA LA SEGURIDAD Y DEFENSA DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 1.935

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080152001 OPERACIONES ESTRATÉGICAS, INTEGRALES, ESPECÍFICAS, COMBINADAS Y DE APOYO TERRESTRE

UNIDAD DE MEDIDA: OPERACIÓN **META:** 155

RESPONSABLE/EJECUTOR: EJÉRCITO BOLIVARIANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				enseñanza y recreación						
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	39.831.286	0	0	0	0	39.831.286
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	127.752	0	0	0	0	127.752
403	18	00	00	Impuestos indirectos	55.737.005	0	0	0	0	55.737.005
403	18	01	00	Impuesto al valor agregado	55.402.775	0	0	0	0	55.402.775
403	18	99	00	Otros impuestos indirectos	334.230	0	0	0	0	334.230
				Totales	**608.440.336**	**0**	**0**	**0**	**0**	**608.440.336**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128906 080152000 DESARROLLO DEL SISTEMA DE SEGURIDAD Y DEFENSA

OBJETIVO DEL PROYECTO: FORTALECER LAS OPERACIONES MILITARES PARA CONTRARRESTAR LAS AMENAZAS INTERNAS Y EXTERNAS EN EL ESPACIO GEOGRÁFICO CONSIDERADOS NECESARIOS PARA LA SEGURIDAD Y DEFENSA DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 1.935

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080152002 OPERACIONES ESTRATÉGICAS, INTEGRALES, ESPECÍFICAS, COMBINADAS Y DE APOYO NAVALES Y FLUVIALES

UNIDAD DE MEDIDA: OPERACIÓN **META:** 106

RESPONSABLE/EJECUTOR: ARMADA BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**373.451.480**	**0**	**0**	**0**	**0**	**373.451.480**
402	01	00	00	Productos alimenticios y agropecuarios	18.229.800	0	0	0	0	18.229.800
402	01	01	00	Alimentos y bebidas para personas	16.579.800	0	0	0	0	16.579.800
402	01	02	00	Alimentos para animales	1.650.000	0	0	0	0	1.650.000
402	02	00	00	Productos de minas, canteras y yacimientos	9.512.100	0	0	0	0	9.512.100
402	02	05	00	Piedra, arcilla, arena y tierra	9.512.100	0	0	0	0	9.512.100
402	03	00	00	Textiles y vestuarios	2.228.000	0	0	0	0	2.228.000
402	03	01	00	Textiles	730.000	0	0	0	0	730.000
402	03	02	00	Prendas de vestir	750.000	0	0	0	0	750.000
402	03	03	00	Calzados	748.000	0	0	0	0	748.000
402	04	00	00	Productos de cuero y caucho	20.314.600	0	0	0	0	20.314.600
402	04	03	00	Cauchos y tripas para vehículos	20.314.600	0	0	0	0	20.314.600
402	05	00	00	Productos de papel, cartón e impresos	62.170.680	0	0	0	0	62.170.680
402	05	01	00	Pulpa de madera, papel y cartón	22.366.280	0	0	0	0	22.366.280
402	05	02	00	Envases y cajas de papel y cartón	3.014.000	0	0	0	0	3.014.000
402	05	03	00	Productos de papel y cartón para oficina	32.957.400	0	0	0	0	32.957.400
402	05	04	00	Libros, revistas y periódicos	588.000	0	0	0	0	588.000
402	05	05	00	Material de enseñanza	750.000	0	0	0	0	750.000
402	05	06	00	Productos de papel y cartón para computación	745.000	0	0	0	0	745.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.750.000	0	0	0	0	1.750.000
402	06	00	00	Productos químicos y derivados	67.260.400	0	0	0	0	67.260.400
402	06	03	00	Tintas, pinturas y colorantes	40.368.400	0	0	0	0	40.368.400
402	06	05	00	Productos de tocador	695.000	0	0	0	0	695.000
402	06	06	00	Combustibles y lubricantes	12.831.100	0	0	0	0	12.831.100
402	06	08	00	Productos plásticos	13.365.900	0	0	0	0	13.365.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128906 080152000 DESARROLLO DEL SISTEMA DE SEGURIDAD Y DEFENSA

OBJETIVO DEL PROYECTO: FORTALECER LAS OPERACIONES MILITARES PARA CONTRARRESTAR LAS AMENAZAS INTERNAS Y EXTERNAS EN EL ESPACIO GEOGRÁFICO CONSIDERADOS NECESARIOS PARA LA SEGURIDAD Y DEFENSA DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 1.935

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080152002 OPERACIONES ESTRATÉGICAS, INTEGRALES, ESPECÍFICAS, COMBINADAS Y DE APOYO NAVALES Y FLUVIALES

UNIDAD DE MEDIDA: OPERACIÓN **META:** 106

RESPONSABLE/EJECUTOR: ARMADA BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	00	00	Productos minerales no metálicos	7.402.000	0	0	0	0	7.402.000
402	07	03	00	Productos de arcilla para construcción	750.000	0	0	0	0	750.000
402	07	04	00	Cemento, cal y yeso	6.652.000	0	0	0	0	6.652.000
402	08	00	00	Productos metálicos	76.159.800	0	0	0	0	76.159.800
402	08	01	00	Productos primarios de hierro y acero	720.000	0	0	0	0	720.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	32.662.100	0	0	0	0	32.662.100
402	08	04	00	Productos metálicos estructurales	750.000	0	0	0	0	750.000
402	08	05	00	Materiales de orden público, seguridad y defensa	357.500	0	0	0	0	357.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	33.717.200	0	0	0	0	33.717.200
402	08	10	00	Repuestos y accesorios para otros equipos	7.953.000	0	0	0	0	7.953.000
402	10	00	00	Productos varios y útiles diversos	110.174.100	0	0	0	0	110.174.100
402	10	01	00	Artículos de deporte, recreación y juguetes	3.706.000	0	0	0	0	3.706.000
402	10	02	00	Materiales y útiles de limpieza y aseo	28.618.000	0	0	0	0	28.618.000
402	10	03	00	Utensilios de cocina y comedor	2.634.000	0	0	0	0	2.634.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.175.000	0	0	0	0	3.175.000
402	10	07	00	Productos de seguridad en el trabajo	12.589.200	0	0	0	0	12.589.200
402	10	08	00	Materiales para equipos de computación	24.491.600	0	0	0	0	24.491.600
402	10	11	00	Materiales eléctricos	22.233.000	0	0	0	0	22.233.000
402	10	12	00	Materiales para instalaciones sanitarias	12.727.300	0	0	0	0	12.727.300
403	**00**	**00**	**00**	**Servicios no personales**	**160.050.630**	**0**	**0**	**0**	**0**	**160.050.630**
403	09	00	00	Viáticos y pasajes	26.121.286	0	0	0	0	26.121.286
403	09	01	00	Viáticos y pasajes dentro del país	26.121.286	0	0	0	0	26.121.286
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	950.000	0	0	0	0	950.000
403	10	07	00	Servicios de capacitación y adiestramiento	400.000	0	0	0	0	400.000
403	10	09	00	Servicios de lavandería y tintorería	550.000	0	0	0	0	550.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128906 080152000 DESARROLLO DEL SISTEMA DE SEGURIDAD Y DEFENSA

OBJETIVO DEL PROYECTO: FORTALECER LAS OPERACIONES MILITARES PARA CONTRARRESTAR LAS AMENAZAS INTERNAS Y EXTERNAS EN EL ESPACIO GEOGRÁFICO CONSIDERADOS NECESARIOS PARA LA SEGURIDAD Y DEFENSA DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 1.935

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080152002 OPERACIONES ESTRATÉGICAS, INTEGRALES, ESPECÍFICAS, COMBINADAS Y DE APOYO NAVALES Y FLUVIALES

UNIDAD DE MEDIDA: OPERACIÓN **META:** 106

RESPONSABLE/EJECUTOR: ARMADA BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	64.035.000	0	0	0	0	64.035.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.760.000	0	0	0	0	1.760.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	27.896.000	0	0	0	0	27.896.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	750.000	0	0	0	0	750.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	22.073.000	0	0	0	0	22.073.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	11.556.000	0	0	0	0	11.556.000
403	12	00	00	Conservación y reparaciones menores de obras	14.796.028	0	0	0	0	14.796.028
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	14.646.028	0	0	0	0	14.646.028
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	150.000	0	0	0	0	150.000
403	18	00	00	Impuestos indirectos	54.148.316	0	0	0	0	54.148.316
403	18	01	00	Impuesto al valor agregado	54.148.316	0	0	0	0	54.148.316
				Totales	**533.502.110**	**0**	**0**	**0**	**0**	**533.502.110**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128906 080152000 DESARROLLO DEL SISTEMA DE SEGURIDAD Y DEFENSA

OBJETIVO DEL PROYECTO: FORTALECER LAS OPERACIONES MILITARES PARA CONTRARRESTAR LAS AMENAZAS INTERNAS Y EXTERNAS EN EL ESPACIO GEOGRÁFICO CONSIDERADOS NECESARIOS PARA LA SEGURIDAD Y DEFENSA DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 1.935

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080152003 OPERACIONES ESTRATÉGICAS, INTEGRALES, ESPECÍFICAS, COMBINADAS Y DE APOYO AÉREAS

UNIDAD DE MEDIDA: OPERACIÓN **META:** 530

RESPONSABLE/EJECUTOR: AVIACIÓN BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**138.387.000**	**0**	**0**	**0**	**0**	**138.387.000**
402	01	00	00	Productos alimenticios y agropecuarios	33.227.000	0	0	0	0	33.227.000
402	01	01	00	Alimentos y bebidas para personas	33.227.000	0	0	0	0	33.227.000
402	02	00	00	Productos de minas, canteras y yacimientos	573.000	0	0	0	0	573.000
402	02	05	00	Piedra, arcilla, arena y tierra	573.000	0	0	0	0	573.000
402	03	00	00	Textiles y vestuarios	2.770.000	0	0	0	0	2.770.000
402	03	01	00	Textiles	587.000	0	0	0	0	587.000
402	03	02	00	Prendas de vestir	2.153.000	0	0	0	0	2.153.000
402	03	03	00	Calzados	30.000	0	0	0	0	30.000
402	04	00	00	Productos de cuero y caucho	13.492.000	0	0	0	0	13.492.000
402	04	03	00	Cauchos y tripas para vehículos	13.492.000	0	0	0	0	13.492.000
402	05	00	00	Productos de papel, cartón e impresos	15.859.000	0	0	0	0	15.859.000
402	05	01	00	Pulpa de madera, papel y cartón	3.396.000	0	0	0	0	3.396.000
402	05	02	00	Envases y cajas de papel y cartón	1.681.000	0	0	0	0	1.681.000
402	05	03	00	Productos de papel y cartón para oficina	6.386.000	0	0	0	0	6.386.000
402	05	06	00	Productos de papel y cartón para computación	280.000	0	0	0	0	280.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.116.000	0	0	0	0	4.116.000
402	06	00	00	Productos químicos y derivados	13.121.500	0	0	0	0	13.121.500
402	06	01	00	Sustancias químicas y de uso industrial	1.077.000	0	0	0	0	1.077.000
402	06	03	00	Tintas, pinturas y colorantes	6.579.500	0	0	0	0	6.579.500
402	06	04	00	Productos farmacéuticos y medicamentos	295.000	0	0	0	0	295.000
402	06	06	00	Combustibles y lubricantes	2.485.000	0	0	0	0	2.485.000
402	06	08	00	Productos plásticos	2.685.000	0	0	0	0	2.685.000
402	07	00	00	Productos minerales no metálicos	1.180.000	0	0	0	0	1.180.000
402	07	01	00	Productos de barro, loza y porcelana	110.000	0	0	0	0	110.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128906 080152000 DESARROLLO DEL SISTEMA DE SEGURIDAD Y DEFENSA

OBJETIVO DEL PROYECTO: FORTALECER LAS OPERACIONES MILITARES PARA CONTRARRESTAR LAS AMENAZAS INTERNAS Y EXTERNAS EN EL ESPACIO GEOGRÁFICO CONSIDERADOS NECESARIOS PARA LA SEGURIDAD Y DEFENSA DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 1.935

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080152003 OPERACIONES ESTRATÉGICAS, INTEGRALES, ESPECÍFICAS, COMBINADAS Y DE APOYO AÉREAS

UNIDAD DE MEDIDA: OPERACIÓN **META:** 530

RESPONSABLE/EJECUTOR: AVIACIÓN BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	02	00	Vidrios y productos de vidrio	170.000	0	0	0	0	170.000
402	07	03	00	Productos de arcilla para construcción	20.000	0	0	0	0	20.000
402	07	04	00	Cemento, cal y yeso	880.000	0	0	0	0	880.000
402	08	00	00	Productos metálicos	21.283.500	0	0	0	0	21.283.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	6.223.500	0	0	0	0	6.223.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.747.000	0	0	0	0	10.747.000
402	08	10	00	Repuestos y accesorios para otros equipos	4.313.000	0	0	0	0	4.313.000
402	10	00	00	Productos varios y útiles diversos	36.881.000	0	0	0	0	36.881.000
402	10	01	00	Artículos de deporte, recreación y juguetes	2.005.000	0	0	0	0	2.005.000
402	10	02	00	Materiales y útiles de limpieza y aseo	6.419.000	0	0	0	0	6.419.000
402	10	03	00	Utensilios de cocina y comedor	2.701.000	0	0	0	0	2.701.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	187.000	0	0	0	0	187.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.409.000	0	0	0	0	4.409.000
402	10	06	00	Condecoraciones, ofrendas y similares	2.634.000	0	0	0	0	2.634.000
402	10	07	00	Productos de seguridad en el trabajo	3.254.000	0	0	0	0	3.254.000
402	10	08	00	Materiales para equipos de computación	6.346.000	0	0	0	0	6.346.000
402	10	11	00	Materiales eléctricos	5.040.000	0	0	0	0	5.040.000
402	10	12	00	Materiales para instalaciones sanitarias	3.886.000	0	0	0	0	3.886.000
403	**00**	**00**	**00**	**Servicios no personales**	**217.866.154**	**0**	**0**	**0**	**0**	**217.866.154**
403	04	00	00	Servicios básicos	38.140	0	0	0	0	38.140
403	04	02	00	Gas	38.140	0	0	0	0	38.140
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	962	0	0	0	0	962
403	08	02	00	Comisiones y gastos bancarios	962	0	0	0	0	962
403	09	00	00	Viáticos y pasajes	138.583.156	0	0	0	0	138.583.156
403	09	01	00	Viáticos y pasajes dentro del país	138.583.156	0	0	0	0	138.583.156

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128906 080152000 DESARROLLO DEL SISTEMA DE SEGURIDAD Y DEFENSA

OBJETIVO DEL PROYECTO: FORTALECER LAS OPERACIONES MILITARES PARA CONTRARRESTAR LAS AMENAZAS INTERNAS Y EXTERNAS EN EL ESPACIO GEOGRÁFICO CONSIDERADOS NECESARIOS PARA LA SEGURIDAD Y DEFENSA DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 1.935

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080152003 OPERACIONES ESTRATÉGICAS, INTEGRALES, ESPECÍFICAS, COMBINADAS Y DE APOYO AÉREAS

UNIDAD DE MEDIDA: OPERACIÓN **META:** 530

RESPONSABLE/EJECUTOR: AVIACIÓN BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	42.483.000	0	0	0	0	42.483.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	4.164.000	0	0	0	0	4.164.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	19.954.000	0	0	0	0	19.954.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	12.758.000	0	0	0	0	12.758.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	5.607.000	0	0	0	0	5.607.000
403	12	00	00	Conservación y reparaciones menores de obras	16.664.000	0	0	0	0	16.664.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	16.664.000	0	0	0	0	16.664.000
403	18	00	00	Impuestos indirectos	20.096.896	0	0	0	0	20.096.896
403	18	01	00	Impuesto al valor agregado	20.096.896	0	0	0	0	20.096.896
				Totales	**356.253.154**	**0**	**0**	**0**	**0**	**356.253.154**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128906 080152000 DESARROLLO DEL SISTEMA DE SEGURIDAD Y DEFENSA

OBJETIVO DEL PROYECTO: FORTALECER LAS OPERACIONES MILITARES PARA CONTRARRESTAR LAS AMENAZAS INTERNAS Y EXTERNAS EN EL ESPACIO GEOGRÁFICO CONSIDERADOS NECESARIOS PARA LA SEGURIDAD Y DEFENSA DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 1.935

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080152004 OPERACIONES ESTRATÉGICAS, INTEGRALES, ESPECÍFICAS, COMBINADAS Y DE APOYO CONTROL AIRE-TIERRA

UNIDAD DE MEDIDA: OPERACIÓN **META:** 474

RESPONSABLE/EJECUTOR: COMANDO DE DEFENSA AEROESPACIAL INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**147.988.456**	**0**	**0**	**0**	**0**	**147.988.456**
402	01	00	00	Productos alimenticios y agropecuarios	13.011.812	0	0	0	0	13.011.812
402	01	01	00	Alimentos y bebidas para personas	13.011.812	0	0	0	0	13.011.812
402	03	00	00	Textiles y vestuarios	700.000	0	0	0	0	700.000
402	03	02	00	Prendas de vestir	700.000	0	0	0	0	700.000
402	04	00	00	Productos de cuero y caucho	22.067.712	0	0	0	0	22.067.712
402	04	03	00	Cauchos y tripas para vehículos	22.067.712	0	0	0	0	22.067.712
402	05	00	00	Productos de papel, cartón e impresos	25.249.348	0	0	0	0	25.249.348
402	05	01	00	Pulpa de madera, papel y cartón	5.325.904	0	0	0	0	5.325.904
402	05	02	00	Envases y cajas de papel y cartón	200.000	0	0	0	0	200.000
402	05	03	00	Productos de papel y cartón para oficina	7.984.896	0	0	0	0	7.984.896
402	05	04	00	Libros, revistas y periódicos	1.410.000	0	0	0	0	1.410.000
402	05	05	00	Material de enseñanza	2.508.548	0	0	0	0	2.508.548
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.820.000	0	0	0	0	7.820.000
402	06	00	00	Productos químicos y derivados	20.694.512	0	0	0	0	20.694.512
402	06	03	00	Tintas, pinturas y colorantes	12.767.480	0	0	0	0	12.767.480
402	06	05	00	Productos de tocador	160.000	0	0	0	0	160.000
402	06	06	00	Combustibles y lubricantes	5.823.032	0	0	0	0	5.823.032
402	06	08	00	Productos plásticos	1.944.000	0	0	0	0	1.944.000
402	07	00	00	Productos minerales no metálicos	400.000	0	0	0	0	400.000
402	07	04	00	Cemento, cal y yeso	400.000	0	0	0	0	400.000
402	08	00	00	Productos metálicos	16.015.472	0	0	0	0	16.015.472
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.391.952	0	0	0	0	3.391.952
402	08	09	00	Repuestos y accesorios para equipos de transporte	11.623.520	0	0	0	0	11.623.520
402	08	10	00	Repuestos y accesorios para otros equipos	1.000.000	0	0	0	0	1.000.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128906 080152000 DESARROLLO DEL SISTEMA DE SEGURIDAD Y DEFENSA

OBJETIVO DEL PROYECTO: FORTALECER LAS OPERACIONES MILITARES PARA CONTRARRESTAR LAS AMENAZAS INTERNAS Y EXTERNAS EN EL ESPACIO GEOGRÁFICO CONSIDERADOS NECESARIOS PARA LA SEGURIDAD Y DEFENSA DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 1.935

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080152004 OPERACIONES ESTRATÉGICAS, INTEGRALES, ESPECÍFICAS, COMBINADAS Y DE APOYO CONTROL AIRE-TIERRA

UNIDAD DE MEDIDA: OPERACIÓN **META:** 474

RESPONSABLE/EJECUTOR: COMANDO DE DEFENSA AEROESPACIAL INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	00	00	Productos varios y útiles diversos	49.849.600	0	0	0	0	49.849.600
402	10	01	00	Artículos de deporte, recreación y juguetes	1.968.764	0	0	0	0	1.968.764
402	10	02	00	Materiales y útiles de limpieza y aseo	10.812.880	0	0	0	0	10.812.880
402	10	03	00	Utensilios de cocina y comedor	680.000	0	0	0	0	680.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.597.856	0	0	0	0	3.597.856
402	10	06	00	Condecoraciones, ofrendas y similares	3.174.540	0	0	0	0	3.174.540
402	10	07	00	Productos de seguridad en el trabajo	900.000	0	0	0	0	900.000
402	10	08	00	Materiales para equipos de computación	9.887.408	0	0	0	0	9.887.408
402	10	11	00	Materiales eléctricos	12.825.760	0	0	0	0	12.825.760
402	10	12	00	Materiales para instalaciones sanitarias	6.002.392	0	0	0	0	6.002.392
403	**00**	**00**	**00**	**Servicios no personales**	**112.745.260**	**0**	**0**	**0**	**0**	**112.745.260**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.800	0	0	0	0	1.800
403	08	02	00	Comisiones y gastos bancarios	1.800	0	0	0	0	1.800
403	09	00	00	Viáticos y pasajes	38.900.932	0	0	0	0	38.900.932
403	09	01	00	Viáticos y pasajes dentro del país	38.900.932	0	0	0	0	38.900.932
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	45.877.614	0	0	0	0	45.877.614
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	27.124.994	0	0	0	0	27.124.994
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	17.152.620	0	0	0	0	17.152.620
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.600.000	0	0	0	0	1.600.000
403	12	00	00	Conservación y reparaciones menores de obras	3.549.478	0	0	0	0	3.549.478
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.549.478	0	0	0	0	3.549.478
403	18	00	00	Impuestos indirectos	24.415.436	0	0	0	0	24.415.436
403	18	01	00	Impuesto al valor agregado	24.415.436	0	0	0	0	24.415.436
				Totales	**260.733.716**	**0**	**0**	**0**	**0**	**260.733.716**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128906 080152000 DESARROLLO DEL SISTEMA DE SEGURIDAD Y DEFENSA

OBJETIVO DEL PROYECTO: FORTALECER LAS OPERACIONES MILITARES PARA CONTRARRESTAR LAS AMENAZAS INTERNAS Y EXTERNAS EN EL ESPACIO GEOGRÁFICO CONSIDERADOS NECESARIOS PARA LA SEGURIDAD Y DEFENSA DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 1.935

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080152005 OPERACIONES ESTRATÉGICAS, INTEGRALES, ESPECÍFICAS, COMBINADAS, APOYO Y DE ORDEN INTERNO

UNIDAD DE MEDIDA: OPERACIÓN **META:** 600

RESPONSABLE/EJECUTOR: GUARDIA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**363.802.702**	**0**	**0**	**0**	**0**	**363.802.702**
402	01	00	00	Productos alimenticios y agropecuarios	79.192.711	0	0	0	0	79.192.711
402	01	01	00	Alimentos y bebidas para personas	77.152.711	0	0	0	0	77.152.711
402	01	02	00	Alimentos para animales	2.040.000	0	0	0	0	2.040.000
402	04	00	00	Productos de cuero y caucho	64.942.064	0	0	0	0	64.942.064
402	04	03	00	Cauchos y tripas para vehículos	64.942.064	0	0	0	0	64.942.064
402	05	00	00	Productos de papel, cartón e impresos	55.527.325	0	0	0	0	55.527.325
402	05	03	00	Productos de papel y cartón para oficina	55.407.325	0	0	0	0	55.407.325
402	05	04	00	Libros, revistas y periódicos	120.000	0	0	0	0	120.000
402	06	00	00	Productos químicos y derivados	29.840.000	0	0	0	0	29.840.000
402	06	01	00	Sustancias químicas y de uso industrial	1.900.000	0	0	0	0	1.900.000
402	06	06	00	Combustibles y lubricantes	27.940.000	0	0	0	0	27.940.000
402	08	00	00	Productos metálicos	63.020.000	0	0	0	0	63.020.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	63.020.000	0	0	0	0	63.020.000
402	10	00	00	Productos varios y útiles diversos	71.280.602	0	0	0	0	71.280.602
402	10	02	00	Materiales y útiles de limpieza y aseo	43.720.000	0	0	0	0	43.720.000
402	10	08	00	Materiales para equipos de computación	27.560.602	0	0	0	0	27.560.602
403	**00**	**00**	**00**	**Servicios no personales**	**285.808.000**	**0**	**0**	**0**	**0**	**285.808.000**
403	09	00	00	Viáticos y pasajes	76.780.000	0	0	0	0	76.780.000
403	09	01	00	Viáticos y pasajes dentro del país	76.780.000	0	0	0	0	76.780.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	146.291.114	0	0	0	0	146.291.114
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	96.324.714	0	0	0	0	96.324.714
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	49.966.400	0	0	0	0	49.966.400
403	18	00	00	Impuestos indirectos	62.736.886	0	0	0	0	62.736.886
403	18	01	00	Impuesto al valor agregado	62.736.886	0	0	0	0	62.736.886

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128906 080152000 DESARROLLO DEL SISTEMA DE SEGURIDAD Y DEFENSA

OBJETIVO DEL PROYECTO: FORTALECER LAS OPERACIONES MILITARES PARA CONTRARRESTAR LAS AMENAZAS INTERNAS Y EXTERNAS EN EL ESPACIO GEOGRÁFICO CONSIDERADOS NECESARIOS PARA LA SEGURIDAD Y DEFENSA DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 1.935

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080152005 OPERACIONES ESTRATÉGICAS, INTEGRALES, ESPECÍFICAS, COMBINADAS, APOYO Y DE ORDEN INTERNO

UNIDAD DE MEDIDA: OPERACIÓN **META:** 600

RESPONSABLE/EJECUTOR: GUARDIA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	649.610.702	0	0	0	0	649.610.702

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128906 080152000 DESARROLLO DEL SISTEMA DE SEGURIDAD Y DEFENSA

OBJETIVO DEL PROYECTO: FORTALECER LAS OPERACIONES MILITARES PARA CONTRARRESTAR LAS AMENAZAS INTERNAS Y EXTERNAS EN EL ESPACIO GEOGRÁFICO CONSIDERADOS NECESARIOS PARA LA SEGURIDAD Y DEFENSA DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 1.935

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080152006 OPERACIONES EN LA JURISDICCIÓN DE LAS REGIONES ESTRATÉGICAS

UNIDAD DE MEDIDA: OPERACIÓN **META:** 90

RESPONSABLE/EJECUTOR: REGIONES ESTRATÉGICAS DE DEFENSA INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**325.451.336**	**0**	**0**	**0**	**0**	**325.451.336**
402	01	00	00	Productos alimenticios y agropecuarios	11.311.608	0	0	0	0	11.311.608
402	01	01	00	Alimentos y bebidas para personas	11.311.608	0	0	0	0	11.311.608
402	02	00	00	Productos de minas, canteras y yacimientos	5.110.000	0	0	0	0	5.110.000
402	02	05	00	Piedra, arcilla, arena y tierra	5.110.000	0	0	0	0	5.110.000
402	03	00	00	Textiles y vestuarios	10.500.000	0	0	0	0	10.500.000
402	03	01	00	Textiles	5.250.000	0	0	0	0	5.250.000
402	03	02	00	Prendas de vestir	5.250.000	0	0	0	0	5.250.000
402	04	00	00	Productos de cuero y caucho	13.381.200	0	0	0	0	13.381.200
402	04	03	00	Cauchos y tripas para vehículos	13.381.200	0	0	0	0	13.381.200
402	05	00	00	Productos de papel, cartón e impresos	82.805.464	0	0	0	0	82.805.464
402	05	01	00	Pulpa de madera, papel y cartón	9.844.800	0	0	0	0	9.844.800
402	05	02	00	Envases y cajas de papel y cartón	20.619.396	0	0	0	0	20.619.396
402	05	03	00	Productos de papel y cartón para oficina	11.065.915	0	0	0	0	11.065.915
402	05	04	00	Libros, revistas y periódicos	5.485.200	0	0	0	0	5.485.200
402	05	05	00	Material de enseñanza	3.968.153	0	0	0	0	3.968.153
402	05	06	00	Productos de papel y cartón para computación	5.110.000	0	0	0	0	5.110.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	26.712.000	0	0	0	0	26.712.000
402	06	00	00	Productos químicos y derivados	23.593.626	0	0	0	0	23.593.626
402	06	03	00	Tintas, pinturas y colorantes	7.304.164	0	0	0	0	7.304.164
402	06	05	00	Productos de tocador	5.250.000	0	0	0	0	5.250.000
402	06	06	00	Combustibles y lubricantes	6.690.796	0	0	0	0	6.690.796
402	06	08	00	Productos plásticos	4.348.666	0	0	0	0	4.348.666
402	08	00	00	Productos metálicos	45.995.194	0	0	0	0	45.995.194
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	21.686.602	0	0	0	0	21.686.602

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128906 080152000 DESARROLLO DEL SISTEMA DE SEGURIDAD Y DEFENSA

OBJETIVO DEL PROYECTO: FORTALECER LAS OPERACIONES MILITARES PARA CONTRARRESTAR LAS AMENAZAS INTERNAS Y EXTERNAS EN EL ESPACIO GEOGRÁFICO CONSIDERADOS NECESARIOS PARA LA SEGURIDAD Y DEFENSA DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 1.935

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080152006 OPERACIONES EN LA JURISDICCIÓN DE LAS REGIONES ESTRATÉGICAS

UNIDAD DE MEDIDA: OPERACIÓN **META:** 90

RESPONSABLE/EJECUTOR: REGIONES ESTRATÉGICAS DE DEFENSA INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	04	00	Productos metálicos estructurales	5.110.000	0	0	0	0	5.110.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.040.368	0	0	0	0	15.040.368
402	08	10	00	Repuestos y accesorios para otros equipos	4.158.224	0	0	0	0	4.158.224
402	09	00	00	Productos de madera	4.620.000	0	0	0	0	4.620.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	4.620.000	0	0	0	0	4.620.000
402	10	00	00	Productos varios y útiles diversos	128.134.244	0	0	0	0	128.134.244
402	10	01	00	Artículos de deporte, recreación y juguetes	6.288.240	0	0	0	0	6.288.240
402	10	02	00	Materiales y útiles de limpieza y aseo	7.159.600	0	0	0	0	7.159.600
402	10	03	00	Utensilios de cocina y comedor	5.180.000	0	0	0	0	5.180.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.047.600	0	0	0	0	7.047.600
402	10	06	00	Condecoraciones, ofrendas y similares	28.726.124	0	0	0	0	28.726.124
402	10	08	00	Materiales para equipos de computación	11.822.160	0	0	0	0	11.822.160
402	10	11	00	Materiales eléctricos	27.162.520	0	0	0	0	27.162.520
402	10	12	00	Materiales para instalaciones sanitarias	31.178.000	0	0	0	0	31.178.000
402	10	13	00	Materiales fotográficos	3.570.000	0	0	0	0	3.570.000
403	**00**	**00**	**00**	**Servicios no personales**	**219.186.122**	**0**	**0**	**0**	**0**	**219.186.122**
403	09	00	00	Viáticos y pasajes	98.352.857	0	0	0	0	98.352.857
403	09	01	00	Viáticos y pasajes dentro del país	98.352.857	0	0	0	0	98.352.857
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	48.867.056	0	0	0	0	48.867.056
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	5.250.000	0	0	0	0	5.250.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	17.038.000	0	0	0	0	17.038.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	10.500.000	0	0	0	0	10.500.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	16.079.056	0	0	0	0	16.079.056
403	12	00	00	Conservación y reparaciones menores de obras	13.650.000	0	0	0	0	13.650.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128906 080152000 DESARROLLO DEL SISTEMA DE SEGURIDAD Y DEFENSA

OBJETIVO DEL PROYECTO: FORTALECER LAS OPERACIONES MILITARES PARA CONTRARRESTAR LAS AMENAZAS INTERNAS Y EXTERNAS EN EL ESPACIO GEOGRÁFICO CONSIDERADOS NECESARIOS PARA LA SEGURIDAD Y DEFENSA DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 1.935

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080152006 OPERACIONES EN LA JURISDICCIÓN DE LAS REGIONES ESTRATÉGICAS

UNIDAD DE MEDIDA: OPERACIÓN **META:** 90

RESPONSABLE/EJECUTOR: REGIONES ESTRATÉGICAS DE DEFENSA INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	13.650.000	0	0	0	0	13.650.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	10.500.000	0	0	0	0	10.500.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	10.500.000	0	0	0	0	10.500.000
403	18	00	00	Impuestos indirectos	47.816.209	0	0	0	0	47.816.209
403	18	01	00	Impuesto al valor agregado	47.816.209	0	0	0	0	47.816.209
				Totales	**544.637.458**	**0**	**0**	**0**	**0**	**544.637.458**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128906 080152000 DESARROLLO DEL SISTEMA DE SEGURIDAD Y DEFENSA

OBJETIVO DEL PROYECTO: FORTALECER LAS OPERACIONES MILITARES PARA CONTRARRESTAR LAS AMENAZAS INTERNAS Y EXTERNAS EN EL ESPACIO GEOGRÁFICO CONSIDERADOS NECESARIOS PARA LA SEGURIDAD Y DEFENSA DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 1.935

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080152007 PRESENCIA DEL PERSONAL MILITAR EN TODO EL TERRITORIO NACIONAL EN ATENCIÓN A LAS REGIONES DE DEFENSA INTEGRAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 14

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN HUMANA DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA (MPPD)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	32.376.384.935	0	0	0	0	32.376.384.935
401	01	00	00	Sueldos, salarios y otras retribuciones	16.022.931.140	0	0	0	0	16.022.931.140
401	01	20	00	Sueldo del personal militar profesional	9.872.104.695	0	0	0	0	9.872.104.695
401	01	21	00	Sueldo o ración del personal militar no profesional	6.129.826.445	0	0	0	0	6.129.826.445
401	01	30	00	Retribución al personal de reserva	21.000.000	0	0	0	0	21.000.000
401	03	00	00	Primas	3.382.863.062	0	0	0	0	3.382.863.062
401	03	26	00	Primas por hijos al personal militar	192.279.000	0	0	0	0	192.279.000
401	03	27	00	Primas de profesionalización al personal militar	246.196.560	0	0	0	0	246.196.560
401	03	28	00	Primas por antigüedad al personal militar	309.124.042	0	0	0	0	309.124.042
401	03	29	00	Primas por potencial de ascenso al personal militar	5.325.000	0	0	0	0	5.325.000
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	2.121.114.515	0	0	0	0	2.121.114.515
401	03	99	00	Otras primas al personal militar	508.823.945	0	0	0	0	508.823.945
401	04	00	00	Complementos de sueldos y salarios	6.923.793.451	0	0	0	0	6.923.793.451
401	04	32	00	Complemento al personal militar por gastos de alimentación	3.057.962.531	0	0	0	0	3.057.962.531
401	04	33	00	Complemento al personal militar por gastos de transporte	977.697.576	0	0	0	0	977.697.576
401	04	34	00	Complemento al personal militar en el exterior	450.000.000	0	0	0	0	450.000.000
401	04	35	00	Bono compensatorio de alimentación al personal militar	2.340.043.475	0	0	0	0	2.340.043.475
401	04	99	00	Otros complementos al personal militar	98.089.869	0	0	0	0	98.089.869
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.792.069.877	0	0	0	0	4.792.069.877
401	05	10	00	Bono vacacional al personal militar	4.792.069.877	0	0	0	0	4.792.069.877
401	06	00	00	Aportes patronales y legales	211.754.615	0	0	0	0	211.754.615
401	06	19	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal militar	211.754.615	0	0	0	0	211.754.615
401	07	00	00	Asistencia socio-económica	1.042.972.790	0	0	0	0	1.042.972.790
401	07	40	00	Aporte patronal a caja de ahorro por personal militar	1.042.972.790	0	0	0	0	1.042.972.790
				Totales	32.376.384.935	0	0	0	0	32.376.384.935

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128894 080153000 CONSOLIDAR EL NUEVO MODELO DEFENSIVO DE LA NUEVA DOCTRINA MILITAR BOLIVARIANA PARA EL ASEGURAMIENTO DE LA ESTABILIDAD, LA PAZ Y LA VIDA DE NUESTRO PUEBLO

OBJETIVO DEL PROYECTO: ESTABLECER UNA PLATAFORMA TECNOLÓGICA DONDE TODOS LOS ACTORES DE DEFENSA TERRITORIAL INTEGRAL, INTERVENGAN EN EL PROCESO DE FORMULACIÓN DE DIAGNÓSTICO DE LAS ÁREAS CRÍTICAS.

UNIDAD DE MEDIDA: PLAN **META:** 16

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**119.551.640**	**0**	**0**	**0**	**0**	**119.551.640**
402	01	00	00	Productos alimenticios y agropecuarios	9.364.496	0	0	0	0	9.364.496
402	01	01	00	Alimentos y bebidas para personas	9.364.496	0	0	0	0	9.364.496
402	02	00	00	Productos de minas, canteras y yacimientos	1.101.844	0	0	0	0	1.101.844
402	02	05	00	Piedra, arcilla, arena y tierra	1.101.844	0	0	0	0	1.101.844
402	03	00	00	Textiles y vestuarios	2.182.988	0	0	0	0	2.182.988
402	03	01	00	Textiles	941.238	0	0	0	0	941.238
402	03	02	00	Prendas de vestir	1.074.500	0	0	0	0	1.074.500
402	03	03	00	Calzados	167.250	0	0	0	0	167.250
402	04	00	00	Productos de cuero y caucho	11.942.003	0	0	0	0	11.942.003
402	04	03	00	Cauchos y tripas para vehículos	11.942.003	0	0	0	0	11.942.003
402	05	00	00	Productos de papel, cartón e impresos	30.497.929	0	0	0	0	30.497.929
402	05	01	00	Pulpa de madera, papel y cartón	5.634.667	0	0	0	0	5.634.667
402	05	02	00	Envases y cajas de papel y cartón	887.164	0	0	0	0	887.164
402	05	03	00	Productos de papel y cartón para oficina	10.953.499	0	0	0	0	10.953.499
402	05	04	00	Libros, revistas y periódicos	750.000	0	0	0	0	750.000
402	05	05	00	Material de enseñanza	750.000	0	0	0	0	750.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	11.522.599	0	0	0	0	11.522.599
402	06	00	00	Productos químicos y derivados	9.287.205	0	0	0	0	9.287.205
402	06	01	00	Sustancias químicas y de uso industrial	57.560	0	0	0	0	57.560
402	06	03	00	Tintas, pinturas y colorantes	5.147.275	0	0	0	0	5.147.275
402	06	05	00	Productos de tocador	750.000	0	0	0	0	750.000
402	06	06	00	Combustibles y lubricantes	1.795.575	0	0	0	0	1.795.575
402	06	08	00	Productos plásticos	1.536.795	0	0	0	0	1.536.795
402	07	00	00	Productos minerales no metálicos	1.115.862	0	0	0	0	1.115.862
402	07	02	00	Vidrios y productos de vidrio	112.200	0	0	0	0	112.200
402	07	04	00	Cemento, cal y yeso	1.003.662	0	0	0	0	1.003.662
402	08	00	00	Productos metálicos	17.879.571	0	0	0	0	17.879.571
402	08	01	00	Productos primarios de hierro y acero	1.652.226	0	0	0	0	1.652.226

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128894 080153000 CONSOLIDAR EL NUEVO MODELO DEFENSIVO DE LA NUEVA DOCTRINA MILITAR BOLIVARIANA PARA EL ASEGURAMIENTO DE LA ESTABILIDAD, LA PAZ Y LA VIDA DE NUESTRO PUEBLO

OBJETIVO DEL PROYECTO: ESTABLECER UNA PLATAFORMA TECNOLÓGICA DONDE TODOS LOS ACTORES DE DEFENSA TERRITORIAL INTEGRAL, INTERVENGAN EN EL PROCESO DE FORMULACIÓN DE DIAGNÓSTICO DE LAS ÁREAS CRÍTICAS.

UNIDAD DE MEDIDA: PLAN **META:** 16

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.967.805	0	0	0	0	1.967.805
402	08	04	00	Productos metálicos estructurales	804.331	0	0	0	0	804.331
402	08	07	00	Material de señalamiento	720.000	0	0	0	0	720.000
402	08	08	00	Material de educación	550.309	0	0	0	0	550.309
402	08	09	00	Repuestos y accesorios para equipos de transporte	11.434.900	0	0	0	0	11.434.900
402	08	10	00	Repuestos y accesorios para otros equipos	750.000	0	0	0	0	750.000
402	09	00	00	Productos de madera	952.999	0	0	0	0	952.999
402	09	02	00	Muebles y accesorios de madera para edificaciones	952.999	0	0	0	0	952.999
402	10	00	00	Productos varios y útiles diversos	35.226.743	0	0	0	0	35.226.743
402	10	01	00	Artículos de deporte, recreación y juguetes	2.228.574	0	0	0	0	2.228.574
402	10	02	00	Materiales y útiles de limpieza y aseo	11.001.656	0	0	0	0	11.001.656
402	10	03	00	Utensilios de cocina y comedor	219.354	0	0	0	0	219.354
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.163.416	0	0	0	0	4.163.416
402	10	06	00	Condecoraciones, ofrendas y similares	1.860.083	0	0	0	0	1.860.083
402	10	07	00	Productos de seguridad en el trabajo	1.080.083	0	0	0	0	1.080.083
402	10	08	00	Materiales para equipos de computación	8.954.430	0	0	0	0	8.954.430
402	10	11	00	Materiales eléctricos	2.261.731	0	0	0	0	2.261.731
402	10	12	00	Materiales para instalaciones sanitarias	2.454.417	0	0	0	0	2.454.417
402	10	13	00	Materiales fotográficos	1.002.999	0	0	0	0	1.002.999
403	**00**	**00**	**00**	**Servicios no personales**	**61.689.435**	**0**	**0**	**0**	**0**	**61.689.435**
403	03	00	00	Derechos sobre bienes intangibles	985.566	0	0	0	0	985.566
403	03	03	00	Paquetes y programas de computación	985.566	0	0	0	0	985.566
403	04	00	00	Servicios básicos	39.737	0	0	0	0	39.737
403	04	02	00	Gas	39.737	0	0	0	0	39.737
403	09	00	00	Viáticos y pasajes	24.679.615	0	0	0	0	24.679.615
403	09	01	00	Viáticos y pasajes dentro del país	22.282.800	0	0	0	0	22.282.800
403	09	02	00	Viáticos y pasajes fuera del país	2.396.815	0	0	0	0	2.396.815
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.124.207	0	0	0	0	1.124.207
403	10	03	00	Servicios de procesamiento de datos	269.181	0	0	0	0	269.181

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128894 080153000 CONSOLIDAR EL NUEVO MODELO DEFENSIVO DE LA NUEVA DOCTRINA MILITAR BOLIVARIANA PARA EL ASEGURAMIENTO DE LA ESTABILIDAD, LA PAZ Y LA VIDA DE NUESTRO PUEBLO

OBJETIVO DEL PROYECTO: ESTABLECER UNA PLATAFORMA TECNOLÓGICA DONDE TODOS LOS ACTORES DE DEFENSA TERRITORIAL INTEGRAL, INTERVENGAN EN EL PROCESO DE FORMULACIÓN DE DIAGNÓSTICO DE LAS ÁREAS CRÍTICAS.

UNIDAD DE MEDIDA: PLAN **META:** 16

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	855.026	0	0	0	0	855.026
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	14.631.150	0	0	0	0	14.631.150
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	2.200.000	0	0	0	0	2.200.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	6.691.184	0	0	0	0	6.691.184
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	619.408	0	0	0	0	619.408
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.858.040	0	0	0	0	4.858.040
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	262.518	0	0	0	0	262.518
403	12	00	00	Conservación y reparaciones menores de obras	2.735.164	0	0	0	0	2.735.164
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.735.164	0	0	0	0	2.735.164
403	18	00	00	Impuestos indirectos	17.493.996	0	0	0	0	17.493.996
403	18	01	00	Impuesto al valor agregado	17.493.996	0	0	0	0	17.493.996
				Totales	**181.241.075**	**0**	**0**	**0**	**0**	**181.241.075**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

08 - 73

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128894 080153000 CONSOLIDAR EL NUEVO MODELO DEFENSIVO DE LA NUEVA DOCTRINA MILITAR BOLIVARIANA PARA EL ASEGURAMIENTO DE LA ESTABILIDAD, LA PAZ Y LA VIDA DE NUESTRO PUEBLO

OBJETIVO DEL PROYECTO: ESTABLECER UNA PLATAFORMA TECNOLÓGICA DONDE TODOS LOS ACTORES DE DEFENSA TERRITORIAL INTEGRAL, INTERVENGAN EN EL PROCESO DE FORMULACIÓN DE DIAGNÓSTICO DE LAS ÁREAS CRÍTICAS.

UNIDAD DE MEDIDA: PLAN **META:** 16

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128894 080153000 CONSOLIDAR EL NUEVO MODELO DEFENSIVO DE LA NUEVA DOCTRINA MILITAR BOLIVARIANA PARA EL ASEGURAMIENTO DE LA ESTABILIDAD, LA PAZ Y LA VIDA DE NUESTRO PUEBLO

OBJETIVO DEL PROYECTO: ESTABLECER UNA PLATAFORMA TECNOLÓGICA DONDE TODOS LOS ACTORES DE DEFENSA TERRITORIAL INTEGRAL, INTERVENGAN EN EL PROCESO DE FORMULACIÓN DE DIAGNÓSTICO DE LAS ÁREAS CRÍTICAS.

UNIDAD DE MEDIDA: PLAN **META:** 16

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080153001 PLANES DE CAMPAÑA ESTRATÉGICA PARA LAS AMENAZAS INTERNAS Y EXTERNAS QUE ATENTEN CONTRA LA INDEPENDENCIA Y LA SOBERANÍA DE LA NACIÓN

UNIDAD DE MEDIDA: PLAN **META:** 4

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	95.268.152	0	0	0	0	95.268.152
402	01	00	00	Productos alimenticios y agropecuarios	8.121.159	0	0	0	0	8.121.159
402	01	01	00	Alimentos y bebidas para personas	8.121.159	0	0	0	0	8.121.159
402	02	00	00	Productos de minas, canteras y yacimientos	750.000	0	0	0	0	750.000
402	02	05	00	Piedra, arcilla, arena y tierra	750.000	0	0	0	0	750.000
402	03	00	00	Textiles y vestuarios	1.346.738	0	0	0	0	1.346.738
402	03	01	00	Textiles	606.738	0	0	0	0	606.738
402	03	02	00	Prendas de vestir	740.000	0	0	0	0	740.000
402	04	00	00	Productos de cuero y caucho	9.573.000	0	0	0	0	9.573.000
402	04	03	00	Cauchos y tripas para vehículos	9.573.000	0	0	0	0	9.573.000
402	05	00	00	Productos de papel, cartón e impresos	24.011.585	0	0	0	0	24.011.585
402	05	01	00	Pulpa de madera, papel y cartón	3.595.687	0	0	0	0	3.595.687
402	05	02	00	Envases y cajas de papel y cartón	750.000	0	0	0	0	750.000
402	05	03	00	Productos de papel y cartón para oficina	8.741.499	0	0	0	0	8.741.499
402	05	04	00	Libros, revistas y periódicos	750.000	0	0	0	0	750.000
402	05	05	00	Material de enseñanza	750.000	0	0	0	0	750.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	9.424.399	0	0	0	0	9.424.399
402	06	00	00	Productos químicos y derivados	6.461.664	0	0	0	0	6.461.664
402	06	03	00	Tintas, pinturas y colorantes	2.640.020	0	0	0	0	2.640.020
402	06	05	00	Productos de tocador	750.000	0	0	0	0	750.000
402	06	06	00	Combustibles y lubricantes	1.571.644	0	0	0	0	1.571.644
402	06	08	00	Productos plásticos	1.500.000	0	0	0	0	1.500.000
402	07	00	00	Productos minerales no metálicos	750.000	0	0	0	0	750.000
402	07	04	00	Cemento, cal y yeso	750.000	0	0	0	0	750.000
402	08	00	00	Productos metálicos	13.941.899	0	0	0	0	13.941.899

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128894 080153000 CONSOLIDAR EL NUEVO MODELO DEFENSIVO DE LA NUEVA DOCTRINA MILITAR BOLIVARIANA PARA EL ASEGURAMIENTO DE LA ESTABILIDAD, LA PAZ Y LA VIDA DE NUESTRO PUEBLO

OBJETIVO DEL PROYECTO: ESTABLECER UNA PLATAFORMA TECNOLÓGICA DONDE TODOS LOS ACTORES DE DEFENSA TERRITORIAL INTEGRAL, INTERVENGAN EN EL PROCESO DE FORMULACIÓN DE DIAGNÓSTICO DE LAS ÁREAS CRÍTICAS.

UNIDAD DE MEDIDA: PLAN **META:** 16

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080153001 PLANES DE CAMPAÑA ESTRATÉGICA PARA LAS AMENAZAS INTERNAS Y EXTERNAS QUE ATENTEN CONTRA LA INDEPENDENCIA Y LA SOBERANÍA DE LA NACIÓN

UNIDAD DE MEDIDA: PLAN **META:** 4

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	01	00	Productos primarios de hierro y acero	750.000	0	0	0	0	750.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.250.000	0	0	0	0	1.250.000
402	08	04	00	Productos metálicos estructurales	730.000	0	0	0	0	730.000
402	08	07	00	Material de señalamiento	720.000	0	0	0	0	720.000
402	08	08	00	Material de educación	550.309	0	0	0	0	550.309
402	08	09	00	Repuestos y accesorios para equipos de transporte	9.191.590	0	0	0	0	9.191.590
402	08	10	00	Repuestos y accesorios para otros equipos	750.000	0	0	0	0	750.000
402	09	00	00	Productos de madera	730.000	0	0	0	0	730.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	730.000	0	0	0	0	730.000
402	10	00	00	Productos varios y útiles diversos	29.582.107	0	0	0	0	29.582.107
402	10	01	00	Artículos de deporte, recreación y juguetes	2.040.006	0	0	0	0	2.040.006
402	10	02	00	Materiales y útiles de limpieza y aseo	8.815.508	0	0	0	0	8.815.508
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.787.675	0	0	0	0	3.787.675
402	10	06	00	Condecoraciones, ofrendas y similares	1.500.000	0	0	0	0	1.500.000
402	10	07	00	Productos de seguridad en el trabajo	750.000	0	0	0	0	750.000
402	10	08	00	Materiales para equipos de computación	7.675.938	0	0	0	0	7.675.938
402	10	11	00	Materiales eléctricos	1.982.980	0	0	0	0	1.982.980
402	10	12	00	Materiales para instalaciones sanitarias	2.250.000	0	0	0	0	2.250.000
402	10	13	00	Materiales fotográficos	780.000	0	0	0	0	780.000
403	**00**	**00**	**00**	**Servicios no personales**	**39.627.979**	**0**	**0**	**0**	**0**	**39.627.979**
403	09	00	00	Viáticos y pasajes	18.810.200	0	0	0	0	18.810.200
403	09	01	00	Viáticos y pasajes dentro del país	18.810.200	0	0	0	0	18.810.200
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.880.000	0	0	0	0	6.880.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	2.200.000	0	0	0	0	2.200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128894 080153000 CONSOLIDAR EL NUEVO MODELO DEFENSIVO DE LA NUEVA DOCTRINA MILITAR BOLIVARIANA PARA EL ASEGURAMIENTO DE LA ESTABILIDAD, LA PAZ Y LA VIDA DE NUESTRO PUEBLO

OBJETIVO DEL PROYECTO: ESTABLECER UNA PLATAFORMA TECNOLÓGICA DONDE TODOS LOS ACTORES DE DEFENSA TERRITORIAL INTEGRAL, INTERVENGAN EN EL PROCESO DE FORMULACIÓN DE DIAGNÓSTICO DE LAS ÁREAS CRÍTICAS.

UNIDAD DE MEDIDA: PLAN **META:** 16

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080153001 PLANES DE CAMPAÑA ESTRATÉGICA PARA LAS AMENAZAS INTERNAS Y EXTERNAS QUE ATENTEN CONTRA LA INDEPENDENCIA Y LA SOBERANÍA DE LA NACIÓN

UNIDAD DE MEDIDA: PLAN **META:** 4

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.520.000	0	0	0	0	2.520.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.160.000	0	0	0	0	2.160.000
403	12	00	00	Conservación y reparaciones menores de obras	1.500.000	0	0	0	0	1.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.500.000	0	0	0	0	1.500.000
403	18	00	00	Impuestos indirectos	12.437.779	0	0	0	0	12.437.779
403	18	01	00	Impuesto al valor agregado	12.437.779	0	0	0	0	12.437.779
				Totales	**134.896.131**	**0**	**0**	**0**	**0**	**134.896.131**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128894 080153000 CONSOLIDAR EL NUEVO MODELO DEFENSIVO DE LA NUEVA DOCTRINA MILITAR BOLIVARIANA PARA EL ASEGURAMIENTO DE LA ESTABILIDAD, LA PAZ Y LA VIDA DE NUESTRO PUEBLO

OBJETIVO DEL PROYECTO: ESTABLECER UNA PLATAFORMA TECNOLÓGICA DONDE TODOS LOS ACTORES DE DEFENSA TERRITORIAL INTEGRAL, INTERVENGAN EN EL PROCESO DE FORMULACIÓN DE DIAGNÓSTICO DE LAS ÁREAS CRÍTICAS.

UNIDAD DE MEDIDA: PLAN **META:** 16

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080153002 INVESTIGACIÓN GEOGRÁFICA Y CARTOGRÁFICA

UNIDAD DE MEDIDA: PLAN **META:** 14

RESPONSABLE/EJECUTOR: DIRECCIÓN DE GEOGRAFÍA Y CARTOGRAFÍA DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**24.283.488**	0	0	0	0	**24.283.488**
402	01	00	00	Productos alimenticios y agropecuarios	1.243.337	0	0	0	0	1.243.337
402	01	01	00	Alimentos y bebidas para personas	1.243.337	0	0	0	0	1.243.337
402	02	00	00	Productos de minas, canteras y yacimientos	351.844	0	0	0	0	351.844
402	02	05	00	Piedra, arcilla, arena y tierra	351.844	0	0	0	0	351.844
402	03	00	00	Textiles y vestuarios	836.250	0	0	0	0	836.250
402	03	01	00	Textiles	334.500	0	0	0	0	334.500
402	03	02	00	Prendas de vestir	334.500	0	0	0	0	334.500
402	03	03	00	Calzados	167.250	0	0	0	0	167.250
402	04	00	00	Productos de cuero y caucho	2.369.003	0	0	0	0	2.369.003
402	04	03	00	Cauchos y tripas para vehículos	2.369.003	0	0	0	0	2.369.003
402	05	00	00	Productos de papel, cartón e impresos	6.486.344	0	0	0	0	6.486.344
402	05	01	00	Pulpa de madera, papel y cartón	2.038.980	0	0	0	0	2.038.980
402	05	02	00	Envases y cajas de papel y cartón	137.164	0	0	0	0	137.164
402	05	03	00	Productos de papel y cartón para oficina	2.212.000	0	0	0	0	2.212.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.098.200	0	0	0	0	2.098.200
402	06	00	00	Productos químicos y derivados	2.825.541	0	0	0	0	2.825.541
402	06	01	00	Sustancias químicas y de uso industrial	57.560	0	0	0	0	57.560
402	06	03	00	Tintas, pinturas y colorantes	2.507.255	0	0	0	0	2.507.255
402	06	06	00	Combustibles y lubricantes	223.931	0	0	0	0	223.931
402	06	08	00	Productos plásticos	36.795	0	0	0	0	36.795
402	07	00	00	Productos minerales no metálicos	365.862	0	0	0	0	365.862
402	07	02	00	Vidrios y productos de vidrio	112.200	0	0	0	0	112.200
402	07	04	00	Cemento, cal y yeso	253.662	0	0	0	0	253.662
402	08	00	00	Productos metálicos	3.937.672	0	0	0	0	3.937.672

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128894 080153000 CONSOLIDAR EL NUEVO MODELO DEFENSIVO DE LA NUEVA DOCTRINA MILITAR BOLIVARIANA PARA EL ASEGURAMIENTO DE LA ESTABILIDAD, LA PAZ Y LA VIDA DE NUESTRO PUEBLO

OBJETIVO DEL PROYECTO: ESTABLECER UNA PLATAFORMA TECNOLÓGICA DONDE TODOS LOS ACTORES DE DEFENSA TERRITORIAL INTEGRAL, INTERVENGAN EN EL PROCESO DE FORMULACIÓN DE DIAGNÓSTICO DE LAS ÁREAS CRÍTICAS.

UNIDAD DE MEDIDA: PLAN **META:** 16

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080153002 INVESTIGACIÓN GEOGRÁFICA Y CARTOGRÁFICA

UNIDAD DE MEDIDA: PLAN **META:** 14

RESPONSABLE/EJECUTOR: DIRECCIÓN DE GEOGRAFÍA Y CARTOGRAFÍA DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	01	00	Productos primarios de hierro y acero	902.226	0	0	0	0	902.226
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	717.805	0	0	0	0	717.805
402	08	04	00	Productos metálicos estructurales	74.331	0	0	0	0	74.331
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.243.310	0	0	0	0	2.243.310
402	09	00	00	Productos de madera	222.999	0	0	0	0	222.999
402	09	02	00	Muebles y accesorios de madera para edificaciones	222.999	0	0	0	0	222.999
402	10	00	00	Productos varios y útiles diversos	5.644.636	0	0	0	0	5.644.636
402	10	01	00	Artículos de deporte, recreación y juguetes	188.568	0	0	0	0	188.568
402	10	02	00	Materiales y útiles de limpieza y aseo	2.186.148	0	0	0	0	2.186.148
402	10	03	00	Utensilios de cocina y comedor	219.354	0	0	0	0	219.354
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	375.741	0	0	0	0	375.741
402	10	06	00	Condecoraciones, ofrendas y similares	360.083	0	0	0	0	360.083
402	10	07	00	Productos de seguridad en el trabajo	330.083	0	0	0	0	330.083
402	10	08	00	Materiales para equipos de computación	1.278.492	0	0	0	0	1.278.492
402	10	11	00	Materiales eléctricos	278.751	0	0	0	0	278.751
402	10	12	00	Materiales para instalaciones sanitarias	204.417	0	0	0	0	204.417
402	10	13	00	Materiales fotográficos	222.999	0	0	0	0	222.999
403	**00**	**00**	**00**	**Servicios no personales**	**22.061.456**	**0**	**0**	**0**	**0**	**22.061.456**
403	03	00	00	Derechos sobre bienes intangibles	985.566	0	0	0	0	985.566
403	03	03	00	Paquetes y programas de computación	985.566	0	0	0	0	985.566
403	04	00	00	Servicios básicos	39.737	0	0	0	0	39.737
403	04	02	00	Gas	39.737	0	0	0	0	39.737
403	09	00	00	Viáticos y pasajes	5.869.415	0	0	0	0	5.869.415
403	09	01	00	Viáticos y pasajes dentro del país	3.472.600	0	0	0	0	3.472.600
403	09	02	00	Viáticos y pasajes fuera del país	2.396.815	0	0	0	0	2.396.815

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128894 080153000 CONSOLIDAR EL NUEVO MODELO DEFENSIVO DE LA NUEVA DOCTRINA MILITAR BOLIVARIANA PARA EL ASEGURAMIENTO DE LA ESTABILIDAD, LA PAZ Y LA VIDA DE NUESTRO PUEBLO

OBJETIVO DEL PROYECTO: ESTABLECER UNA PLATAFORMA TECNOLÓGICA DONDE TODOS LOS ACTORES DE DEFENSA TERRITORIAL INTEGRAL, INTERVENGAN EN EL PROCESO DE FORMULACIÓN DE DIAGNÓSTICO DE LAS ÁREAS CRÍTICAS.

UNIDAD DE MEDIDA: PLAN **META:** 16

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080153002 INVESTIGACIÓN GEOGRÁFICA Y CARTOGRÁFICA

UNIDAD DE MEDIDA: PLAN **META:** 14

RESPONSABLE/EJECUTOR: DIRECCIÓN DE GEOGRAFÍA Y CARTOGRAFÍA DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.124.207	0	0	0	0	1.124.207
403	10	03	00	Servicios de procesamiento de datos	269.181	0	0	0	0	269.181
403	10	07	00	Servicios de capacitación y adiestramiento	855.026	0	0	0	0	855.026
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	7.751.150	0	0	0	0	7.751.150
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.171.184	0	0	0	0	4.171.184
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	619.408	0	0	0	0	619.408
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.698.040	0	0	0	0	2.698.040
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	262.518	0	0	0	0	262.518
403	12	00	00	Conservación y reparaciones menores de obras	1.235.164	0	0	0	0	1.235.164
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.235.164	0	0	0	0	1.235.164
403	18	00	00	Impuestos indirectos	5.056.217	0	0	0	0	5.056.217
403	18	01	00	Impuesto al valor agregado	5.056.217	0	0	0	0	5.056.217
				Totales	**46.344.944**	**0**	**0**	**0**	**0**	**46.344.944**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129170 080154000 SISTEMA DEFENSIVO TERRITORIAL POR PARTE DE LA MILICIA BOLIVARIANA

OBJETIVO DEL PROYECTO: DETERMINAR LAS EMPRESAS ESTRATÉGICAS DEL ESTADO, COORDINANDO REUNIONES Y DESARROLLANDO EJERCICIOS, A FIN DE PREPARAR A LOS CUERPOS COMBATIENTES Y FORMACIONES ESPECIALES, TANTO EN TIEMPO DE PAZ COMO EN TIEMPO DE GUERRA.

UNIDAD DE MEDIDA: PERSONA **META:** 18.951

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**42.088.942**	**0**	**0**	**0**	**0**	**42.088.942**
402	01	00	00	Productos alimenticios y agropecuarios	9.938.144	0	0	0	0	9.938.144
402	01	01	00	Alimentos y bebidas para personas	9.938.144	0	0	0	0	9.938.144
402	04	00	00	Productos de cuero y caucho	9.156.759	0	0	0	0	9.156.759
402	04	03	00	Cauchos y tripas para vehículos	9.156.759	0	0	0	0	9.156.759
402	05	00	00	Productos de papel, cartón e impresos	6.272.020	0	0	0	0	6.272.020
402	05	03	00	Productos de papel y cartón para oficina	6.272.020	0	0	0	0	6.272.020
402	06	00	00	Productos químicos y derivados	8.465.421	0	0	0	0	8.465.421
402	06	03	00	Tintas, pinturas y colorantes	6.575.421	0	0	0	0	6.575.421
402	06	06	00	Combustibles y lubricantes	1.080.000	0	0	0	0	1.080.000
402	06	08	00	Productos plásticos	810.000	0	0	0	0	810.000
402	08	00	00	Productos metálicos	1.824.598	0	0	0	0	1.824.598
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.824.598	0	0	0	0	1.824.598
402	10	00	00	Productos varios y útiles diversos	6.432.000	0	0	0	0	6.432.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.760.000	0	0	0	0	1.760.000
402	10	03	00	Utensilios de cocina y comedor	1.162.000	0	0	0	0	1.162.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.140.000	0	0	0	0	1.140.000
402	10	08	00	Materiales para equipos de computación	1.120.000	0	0	0	0	1.120.000
402	10	11	00	Materiales eléctricos	1.250.000	0	0	0	0	1.250.000
403	**00**	**00**	**00**	**Servicios no personales**	**12.076.803**	**0**	**0**	**0**	**0**	**12.076.803**
403	09	00	00	Viáticos y pasajes	3.392.909	0	0	0	0	3.392.909
403	09	01	00	Viáticos y pasajes dentro del país	3.392.909	0	0	0	0	3.392.909
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.236.070	0	0	0	0	3.236.070
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.606.070	0	0	0	0	2.606.070
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	630.000	0	0	0	0	630.000
403	18	00	00	Impuestos indirectos	5.447.824	0	0	0	0	5.447.824
403	18	01	00	Impuesto al valor agregado	5.447.824	0	0	0	0	5.447.824
				Totales	**54.165.745**	**0**	**0**	**0**	**0**	**54.165.745**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 08 - 81

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129170 080154000 SISTEMA DEFENSIVO TERRITORIAL POR PARTE DE LA MILICIA BOLIVARIANA

OBJETIVO DEL PROYECTO: DETERMINAR LAS EMPRESAS ESTRATÉGICAS DEL ESTADO, COORDINANDO REUNIONES Y DESARROLLANDO EJERCICIOS, A FIN DE PREPARAR A LOS CUERPOS COMBATIENTES Y FORMACIONES ESPECIALES, TANTO EN TIEMPO DE PAZ COMO EN TIEMPO DE GUERRA.

UNIDAD DE MEDIDA: PERSONA **META:** 18.951

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129170 080154000 SISTEMA DEFENSIVO TERRITORIAL POR PARTE DE LA MILICIA BOLIVARIANA

OBJETIVO DEL PROYECTO: DETERMINAR LAS EMPRESAS ESTRATÉGICAS DEL ESTADO, COORDINANDO REUNIONES Y DESARROLLANDO EJERCICIOS, A FIN DE PREPARAR A LOS CUERPOS COMBATIENTES Y FORMACIONES ESPECIALES, TANTO EN TIEMPO DE PAZ COMO EN TIEMPO DE GUERRA.

UNIDAD DE MEDIDA: PERSONA **META:** 18.951

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080154001 INTENSIFICAR EL RESGUARDO TERRITORIAL GARANTIZANDO EL ORDEN Y PROTECCIÓN DE SUS ESPACIOS, A TRAVÉS DE LOS MEDIOS DE MILICIA PARA LAS REGIONES ESTRATÉGICAS DE DEFENSA INTEGRAL

UNIDAD DE MEDIDA: PERSONA **META:** 18.951

RESPONSABLE/EJECUTOR: MEDIOS DE MILICIA PARA LAS REGIONES ESTRATÉGICAS DE DEFENSA INTEGRAL (REGIONES)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.307.092**	**0**	**0**	**0**	**0**	**5.307.092**
402	01	00	00	Productos alimenticios y agropecuarios	792.092	0	0	0	0	792.092
402	01	01	00	Alimentos y bebidas para personas	792.092	0	0	0	0	792.092
402	04	00	00	Productos de cuero y caucho	1.400.000	0	0	0	0	1.400.000
402	04	03	00	Cauchos y tripas para vehículos	1.400.000	0	0	0	0	1.400.000
402	05	00	00	Productos de papel, cartón e impresos	700.000	0	0	0	0	700.000
402	05	03	00	Productos de papel y cartón para oficina	700.000	0	0	0	0	700.000
402	06	00	00	Productos químicos y derivados	630.000	0	0	0	0	630.000
402	06	03	00	Tintas, pinturas y colorantes	140.000	0	0	0	0	140.000
402	06	06	00	Combustibles y lubricantes	280.000	0	0	0	0	280.000
402	06	08	00	Productos plásticos	210.000	0	0	0	0	210.000
402	08	00	00	Productos metálicos	350.000	0	0	0	0	350.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	350.000	0	0	0	0	350.000
402	10	00	00	Productos varios y útiles diversos	1.435.000	0	0	0	0	1.435.000
402	10	02	00	Materiales y útiles de limpieza y aseo	560.000	0	0	0	0	560.000
402	10	03	00	Utensilios de cocina y comedor	175.000	0	0	0	0	175.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	140.000	0	0	0	0	140.000
402	10	08	00	Materiales para equipos de computación	210.000	0	0	0	0	210.000
402	10	11	00	Materiales eléctricos	350.000	0	0	0	0	350.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.244.453**	**0**	**0**	**0**	**0**	**4.244.453**
403	09	00	00	Viáticos y pasajes	1.334.000	0	0	0	0	1.334.000
403	09	01	00	Viáticos y pasajes dentro del país	1.334.000	0	0	0	0	1.334.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.030.000	0	0	0	0	2.030.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.400.000	0	0	0	0	1.400.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	630.000	0	0	0	0	630.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129170 080154000 SISTEMA DEFENSIVO TERRITORIAL POR PARTE DE LA MILICIA BOLIVARIANA

OBJETIVO DEL PROYECTO: DETERMINAR LAS EMPRESAS ESTRATÉGICAS DEL ESTADO, COORDINANDO REUNIONES Y DESARROLLANDO EJERCICIOS, A FIN DE PREPARAR A LOS CUERPOS COMBATIENTES Y FORMACIONES ESPECIALES, TANTO EN TIEMPO DE PAZ COMO EN TIEMPO DE GUERRA.

UNIDAD DE MEDIDA: PERSONA **META:** 18.951

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080154001 INTENSIFICAR EL RESGUARDO TERRITORIAL GARANTIZANDO EL ORDEN Y PROTECCIÓN DE SUS ESPACIOS, A TRAVÉS DE LOS MEDIOS DE MILICIA PARA LAS REGIONES ESTRATÉGICAS DE DEFENSA INTEGRAL

UNIDAD DE MEDIDA: PERSONA **META:** 18.951

RESPONSABLE/EJECUTOR: MEDIOS DE MILICIA PARA LAS REGIONES ESTRATÉGICAS DE DEFENSA INTEGRAL (REGIONES)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	880.453	0	0	0	0	880.453
403	18	01	00	Impuesto al valor agregado	880.453	0	0	0	0	880.453
				Totales	**9.551.545**	**0**	**0**	**0**	**0**	**9.551.545**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129170 080154000 SISTEMA DEFENSIVO TERRITORIAL POR PARTE DE LA MILICIA BOLIVARIANA

OBJETIVO DEL PROYECTO: DETERMINAR LAS EMPRESAS ESTRATÉGICAS DEL ESTADO, COORDINANDO REUNIONES Y DESARROLLANDO EJERCICIOS, A FIN DE PREPARAR A LOS CUERPOS COMBATIENTES Y FORMACIONES ESPECIALES, TANTO EN TIEMPO DE PAZ COMO EN TIEMPO DE GUERRA.

UNIDAD DE MEDIDA: PERSONA **META:** 18.951

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080154002 INCREMENTAR EL RESGUARDO TERRITORIAL GARANTIZANDO EL ORDEN Y PROTECCIÓN DE SUS ESPACIOS, A TRAVÉS DE LAS ÁREAS DE DEFENSA INTEGRAL

UNIDAD DE MEDIDA: EMPRESA **META:** 1.522

RESPONSABLE/EJECUTOR: ÁREAS DE DEFENSA INTEGRAL (ADI)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**36.781.850**	**0**	**0**	**0**	**0**	**36.781.850**
402	01	00	00	Productos alimenticios y agropecuarios	9.146.052	0	0	0	0	9.146.052
402	01	01	00	Alimentos y bebidas para personas	9.146.052	0	0	0	0	9.146.052
402	04	00	00	Productos de cuero y caucho	7.756.759	0	0	0	0	7.756.759
402	04	03	00	Cauchos y tripas para vehículos	7.756.759	0	0	0	0	7.756.759
402	05	00	00	Productos de papel, cartón e impresos	5.572.020	0	0	0	0	5.572.020
402	05	03	00	Productos de papel y cartón para oficina	5.572.020	0	0	0	0	5.572.020
402	06	00	00	Productos químicos y derivados	7.835.421	0	0	0	0	7.835.421
402	06	03	00	Tintas, pinturas y colorantes	6.435.421	0	0	0	0	6.435.421
402	06	06	00	Combustibles y lubricantes	800.000	0	0	0	0	800.000
402	06	08	00	Productos plásticos	600.000	0	0	0	0	600.000
402	08	00	00	Productos metálicos	1.474.598	0	0	0	0	1.474.598
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.474.598	0	0	0	0	1.474.598
402	10	00	00	Productos varios y útiles diversos	4.997.000	0	0	0	0	4.997.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.200.000	0	0	0	0	1.200.000
402	10	03	00	Utensilios de cocina y comedor	987.000	0	0	0	0	987.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.000.000	0	0	0	0	1.000.000
402	10	08	00	Materiales para equipos de computación	910.000	0	0	0	0	910.000
402	10	11	00	Materiales eléctricos	900.000	0	0	0	0	900.000
403	**00**	**00**	**00**	**Servicios no personales**	**7.832.350**	**0**	**0**	**0**	**0**	**7.832.350**
403	09	00	00	Viáticos y pasajes	2.058.909	0	0	0	0	2.058.909
403	09	01	00	Viáticos y pasajes dentro del país	2.058.909	0	0	0	0	2.058.909
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.206.070	0	0	0	0	1.206.070
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.206.070	0	0	0	0	1.206.070
403	18	00	00	Impuestos indirectos	4.567.371	0	0	0	0	4.567.371

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129170 080154000 SISTEMA DEFENSIVO TERRITORIAL POR PARTE DE LA MILICIA BOLIVARIANA

OBJETIVO DEL PROYECTO: DETERMINAR LAS EMPRESAS ESTRATÉGICAS DEL ESTADO, COORDINANDO REUNIONES Y DESARROLLANDO EJERCICIOS, A FIN DE PREPARAR A LOS CUERPOS COMBATIENTES Y FORMACIONES ESPECIALES, TANTO EN TIEMPO DE PAZ COMO EN TIEMPO DE GUERRA.

UNIDAD DE MEDIDA: PERSONA **META:** 18.951

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080154002 INCREMENTAR EL RESGUARDO TERRITORIAL GARANTIZANDO EL ORDEN Y PROTECCIÓN DE SUS ESPACIOS, A TRAVÉS DE LAS ÁREAS DE DEFENSA INTEGRAL

UNIDAD DE MEDIDA: EMPRESA **META:** 1.522

RESPONSABLE/EJECUTOR: ÁREAS DE DEFENSA INTEGRAL (ADI)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	4.567.371	0	0	0	0	4.567.371
				Totales	**44.614.200**	**0**	**0**	**0**	**0**	**44.614.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129014 080155000 ASEGURAR LA PARTICIPACIÓN DE LOS CONSEJOS COMUNALES EN LA DEFENSA INTEGRAL DE LA NACIÓN

OBJETIVO DEL PROYECTO: EVALUAR EL SISTEMA DE ADIESTRAMIENTO EN LA POBLACIÓN QUE INTEGRAN LOS CONSEJOS COMUNALES EN LA DEFENSA INTEGRAL DE LA NACIÓN MEDIANTE EL LEVANTAMIENTO DEL SISTEMA DE APOYO LOGÍSTICO TERRITORIAL (SALTE), Y EL SISTEMA DE ADIESTRAMIENTO DE EJERCICIOS DE PUESTO EN COMPLETO DE APRESTO OPERACIONAL (PCAO).

UNIDAD DE MEDIDA: CONSEJO COMUNAL

META: 40.035

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**24.046.510**	**0**	**0**	**0**	**0**	**24.046.510**
402	01	00	00	Productos alimenticios y agropecuarios	1.325.253	0	0	0	0	1.325.253
402	01	01	00	Alimentos y bebidas para personas	1.325.253	0	0	0	0	1.325.253
402	04	00	00	Productos de cuero y caucho	1.322.501	0	0	0	0	1.322.501
402	04	03	00	Cauchos y tripas para vehículos	1.322.501	0	0	0	0	1.322.501
402	05	00	00	Productos de papel, cartón e impresos	7.555.245	0	0	0	0	7.555.245
402	05	01	00	Pulpa de madera, papel y cartón	1.197.722	0	0	0	0	1.197.722
402	05	02	00	Envases y cajas de papel y cartón	1.327.048	0	0	0	0	1.327.048
402	05	03	00	Productos de papel y cartón para oficina	1.361.840	0	0	0	0	1.361.840
402	05	04	00	Libros, revistas y periódicos	1.002.000	0	0	0	0	1.002.000
402	05	05	00	Material de enseñanza	1.316.620	0	0	0	0	1.316.620
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.350.015	0	0	0	0	1.350.015
402	06	00	00	Productos químicos y derivados	4.347.068	0	0	0	0	4.347.068
402	06	03	00	Tintas, pinturas y colorantes	1.668.389	0	0	0	0	1.668.389
402	06	06	00	Combustibles y lubricantes	1.336.460	0	0	0	0	1.336.460
402	06	08	00	Productos plásticos	1.342.219	0	0	0	0	1.342.219
402	08	00	00	Productos metálicos	2.355.925	0	0	0	0	2.355.925
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.019.050	0	0	0	0	1.019.050
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.336.875	0	0	0	0	1.336.875
402	10	00	00	Productos varios y útiles diversos	7.140.518	0	0	0	0	7.140.518
402	10	02	00	Materiales y útiles de limpieza y aseo	1.361.345	0	0	0	0	1.361.345
402	10	03	00	Utensilios de cocina y comedor	1.001.268	0	0	0	0	1.001.268
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.342.124	0	0	0	0	1.342.124
402	10	08	00	Materiales para equipos de computación	1.381.600	0	0	0	0	1.381.600
402	10	11	00	Materiales eléctricos	1.030.780	0	0	0	0	1.030.780
402	10	12	00	Materiales para instalaciones sanitarias	1.023.401	0	0	0	0	1.023.401
403	**00**	**00**	**00**	**Servicios no personales**	**12.244.534**	**0**	**0**	**0**	**0**	**12.244.534**
403	02	00	00	Alquileres de maquinaria y equipos	1.001.856	0	0	0	0	1.001.856
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.001.856	0	0	0	0	1.001.856

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129014 080155000 ASEGURAR LA PARTICIPACIÓN DE LOS CONSEJOS COMUNALES EN LA DEFENSA INTEGRAL DE LA NACIÓN

OBJETIVO DEL PROYECTO: EVALUAR EL SISTEMA DE ADIESTRAMIENTO EN LA POBLACIÓN QUE INTEGRAN LOS CONSEJOS COMUNALES EN LA DEFENSA INTEGRAL DE LA NACIÓN MEDIANTE EL LEVANTAMIENTO DEL SISTEMA DE APOYO LOGÍSTICO TERRITORIAL (SALTE), Y EL SISTEMA DE ADIESTRAMIENTO DE EJERCICIOS DE PUESTO EN COMPLETO DE APRESTO OPERACIONAL (PCAO).

UNIDAD DE MEDIDA: CONSEJO COMUNAL

META: 40.035

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	829.298	0	0	0	0	829.298
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	829.298	0	0	0	0	829.298
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.085.133	0	0	0	0	1.085.133
403	07	02	00	Imprenta y reproducción	1.085.133	0	0	0	0	1.085.133
403	09	00	00	Viáticos y pasajes	1.527.302	0	0	0	0	1.527.302
403	09	01	00	Viáticos y pasajes dentro del país	1.527.302	0	0	0	0	1.527.302
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.002.125	0	0	0	0	2.002.125
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.001.545	0	0	0	0	1.001.545
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.000.580	0	0	0	0	1.000.580
403	12	00	00	Conservación y reparaciones menores de obras	1.001.895	0	0	0	0	1.001.895
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.001.895	0	0	0	0	1.001.895
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.001.745	0	0	0	0	1.001.745
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.001.745	0	0	0	0	1.001.745
403	18	00	00	Impuestos indirectos	3.795.180	0	0	0	0	3.795.180
403	18	01	00	Impuesto al valor agregado	3.795.180	0	0	0	0	3.795.180
				Totales	**36.291.044**	**0**	**0**	**0**	**0**	**36.291.044**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 08 - 88

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129014 080155000 ASEGURAR LA PARTICIPACIÓN DE LOS CONSEJOS COMUNALES EN LA DEFENSA INTEGRAL DE LA NACIÓN

OBJETIVO DEL PROYECTO: EVALUAR EL SISTEMA DE ADIESTRAMIENTO EN LA POBLACIÓN QUE INTEGRAN LOS CONSEJOS COMUNALES EN LA DEFENSA INTEGRAL DE LA NACIÓN MEDIANTE EL LEVANTAMIENTO DEL SISTEMA DE APOYO LOGÍSTICO TERRITORIAL (SALTE), Y EL SISTEMA DE ADIESTRAMIENTO DE EJERCICIOS DE PUESTO EN COMPLETO DE APRESTO OPERACIONAL (PCAO).

UNIDAD DE MEDIDA: CONSEJO COMUNAL **META:** 40.035

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129014 080155000 ASEGURAR LA PARTICIPACIÓN DE LOS CONSEJOS COMUNALES EN LA DEFENSA INTEGRAL DE LA NACIÓN

OBJETIVO DEL PROYECTO: EVALUAR EL SISTEMA DE ADIESTRAMIENTO EN LA POBLACIÓN QUE INTEGRAN LOS CONSEJOS COMUNALES EN LA DEFENSA INTEGRAL DE LA NACIÓN MEDIANTE EL LEVANTAMIENTO DEL SISTEMA DE APOYO LOGÍSTICO TERRITORIAL (SALTE), Y EL SISTEMA DE ADIESTRAMIENTO DE EJERCICIOS DE PUESTO EN COMPLETO DE APRESTO OPERACIONAL (PCAO).

UNIDAD DE MEDIDA: CONSEJO COMUNAL **META:** 40.035

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080155001 EJECUTAR Y REALIZAR LOS PROCEDIMIENTOS Y TRÁMITES ADMINISTRATIVOS, QUE PERMITAN DAR CUMPLIMIENTO A LA GESTIÓN ADMINISTRATIVA DEL COMANDO GENERAL DE LA MILICIA BOLIVARIANA

UNIDAD DE MEDIDA: TRÁMITE **META:** 52

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**6.333.208**	0	0	0	0	**6.333.208**
402	01	00	00	Productos alimenticios y agropecuarios	334.017	0	0	0	0	334.017
402	01	01	00	Alimentos y bebidas para personas	334.017	0	0	0	0	334.017
402	04	00	00	Productos de cuero y caucho	333.062	0	0	0	0	333.062
402	04	03	00	Cauchos y tripas para vehículos	333.062	0	0	0	0	333.062
402	05	00	00	Productos de papel, cartón e impresos	2.002.076	0	0	0	0	2.002.076
402	05	01	00	Pulpa de madera, papel y cartón	333.885	0	0	0	0	333.885
402	05	02	00	Envases y cajas de papel y cartón	333.600	0	0	0	0	333.600
402	05	03	00	Productos de papel y cartón para oficina	334.401	0	0	0	0	334.401
402	05	04	00	Libros, revistas y periódicos	334.000	0	0	0	0	334.000
402	05	05	00	Material de enseñanza	333.850	0	0	0	0	333.850
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	332.340	0	0	0	0	332.340
402	06	00	00	Productos químicos y derivados	993.148	0	0	0	0	993.148
402	06	03	00	Tintas, pinturas y colorantes	333.948	0	0	0	0	333.948
402	06	06	00	Combustibles y lubricantes	325.400	0	0	0	0	325.400
402	06	08	00	Productos plásticos	333.800	0	0	0	0	333.800
402	08	00	00	Productos metálicos	667.083	0	0	0	0	667.083
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	333.983	0	0	0	0	333.983
402	08	09	00	Repuestos y accesorios para equipos de transporte	333.100	0	0	0	0	333.100
402	10	00	00	Productos varios y útiles diversos	2.003.822	0	0	0	0	2.003.822
402	10	02	00	Materiales y útiles de limpieza y aseo	333.980	0	0	0	0	333.980
402	10	03	00	Utensilios de cocina y comedor	333.946	0	0	0	0	333.946
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	334.000	0	0	0	0	334.000
402	10	08	00	Materiales para equipos de computación	333.900	0	0	0	0	333.900
402	10	11	00	Materiales eléctricos	334.000	0	0	0	0	334.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129014 080155000 ASEGURAR LA PARTICIPACIÓN DE LOS CONSEJOS COMUNALES EN LA DEFENSA INTEGRAL DE LA NACIÓN

OBJETIVO DEL PROYECTO: EVALUAR EL SISTEMA DE ADIESTRAMIENTO EN LA POBLACIÓN QUE INTEGRAN LOS CONSEJOS COMUNALES EN LA DEFENSA INTEGRAL DE LA NACIÓN MEDIANTE EL LEVANTAMIENTO DEL SISTEMA DE APOYO LOGÍSTICO TERRITORIAL (SALTE), Y EL SISTEMA DE ADIESTRAMIENTO DE EJERCICIOS DE PUESTO EN COMPLETO DE APRESTO OPERACIONAL (PCAO).

UNIDAD DE MEDIDA: CONSEJO COMUNAL **META:** 40.035

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 080155001 EJECUTAR Y REALIZAR LOS PROCEDIMIENTOS Y TRÁMITES ADMINISTRATIVOS, QUE PERMITAN DAR CUMPLIMIENTO A LA GESTIÓN ADMINISTRATIVA DEL COMANDO GENERAL DE LA MILICIA BOLIVARIANA

UNIDAD DE MEDIDA: TRÁMITE **META:** 52

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	333.996	0	0	0	0	333.996
403	**00**	**00**	**00**	**Servicios no personales**	**3.709.573**	**0**	**0**	**0**	**0**	**3.709.573**
403	02	00	00	Alquileres de maquinaria y equipos	334.000	0	0	0	0	334.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	334.000	0	0	0	0	334.000
403	06	00	00	Servicios de transporte y almacenaje	334.000	0	0	0	0	334.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	334.000	0	0	0	0	334.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	333.560	0	0	0	0	333.560
403	07	02	00	Imprenta y reproducción	333.560	0	0	0	0	333.560
403	09	00	00	Viáticos y pasajes	332.204	0	0	0	0	332.204
403	09	01	00	Viáticos y pasajes dentro del país	332.204	0	0	0	0	332.204
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	667.390	0	0	0	0	667.390
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	334.000	0	0	0	0	334.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	333.390	0	0	0	0	333.390
403	12	00	00	Conservación y reparaciones menores de obras	334.000	0	0	0	0	334.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	334.000	0	0	0	0	334.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	334.000	0	0	0	0	334.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	334.000	0	0	0	0	334.000
403	18	00	00	Impuestos indirectos	1.040.419	0	0	0	0	1.040.419
403	18	01	00	Impuesto al valor agregado	1.040.419	0	0	0	0	1.040.419
				Totales	**10.042.781**	**0**	**0**	**0**	**0**	**10.042.781**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129014 080155000 ASEGURAR LA PARTICIPACIÓN DE LOS CONSEJOS COMUNALES EN LA DEFENSA INTEGRAL DE LA NACIÓN

OBJETIVO DEL PROYECTO: EVALUAR EL SISTEMA DE ADIESTRAMIENTO EN LA POBLACIÓN QUE INTEGRAN LOS CONSEJOS COMUNALES EN LA DEFENSA INTEGRAL DE LA NACIÓN MEDIANTE EL LEVANTAMIENTO DEL SISTEMA DE APOYO LOGÍSTICO TERRITORIAL (SALTE), Y EL SISTEMA DE ADIESTRAMIENTO DE EJERCICIOS DE PUESTO EN COMPLETO DE APRESTO OPERACIONAL (PCAO).

UNIDAD DE MEDIDA: CONSEJO COMUNAL **META:** 40.035

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080155002 ORGANIZAR LOS COMITÉS DE DEFENSA INTEGRAL EN LAS ÁREAS DE DEFENSA EN CONCORDANCIA CON LOS CONSEJOS COMUNALES

UNIDAD DE MEDIDA: CONSEJO COMUNAL **META:** 40.036

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ARTICULACIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	597.730	0	0	0	0	597.730
402	05	00	00	Productos de papel, cartón e impresos	64.413	0	0	0	0	64.413
402	05	03	00	Productos de papel y cartón para oficina	30.254	0	0	0	0	30.254
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	34.159	0	0	0	0	34.159
402	06	00	00	Productos químicos y derivados	360.469	0	0	0	0	360.469
402	06	03	00	Tintas, pinturas y colorantes	333.969	0	0	0	0	333.969
402	06	06	00	Combustibles y lubricantes	18.200	0	0	0	0	18.200
402	06	08	00	Productos plásticos	8.300	0	0	0	0	8.300
402	08	00	00	Productos metálicos	31.025	0	0	0	0	31.025
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	17.125	0	0	0	0	17.125
402	08	09	00	Repuestos y accesorios para equipos de transporte	13.900	0	0	0	0	13.900
402	10	00	00	Productos varios y útiles diversos	141.823	0	0	0	0	141.823
402	10	02	00	Materiales y útiles de limpieza y aseo	29.250	0	0	0	0	29.250
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.355	0	0	0	0	12.355
402	10	08	00	Materiales para equipos de computación	49.100	0	0	0	0	49.100
402	10	11	00	Materiales eléctricos	28.933	0	0	0	0	28.933
402	10	12	00	Materiales para instalaciones sanitarias	22.185	0	0	0	0	22.185
403	00	00	00	**Servicios no personales**	280.352	0	0	0	0	280.352
403	07	00	00	Servicios de información, impresión y relaciones públicas	38.500	0	0	0	0	38.500
403	07	02	00	Imprenta y reproducción	38.500	0	0	0	0	38.500
403	09	00	00	Viáticos y pasajes	86.550	0	0	0	0	86.550
403	09	01	00	Viáticos y pasajes dentro del país	86.550	0	0	0	0	86.550
403	18	00	00	Impuestos indirectos	155.302	0	0	0	0	155.302
403	18	01	00	Impuesto al valor agregado	155.302	0	0	0	0	155.302
				Totales	878.082	0	0	0	0	878.082

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129014 080155000 ASEGURAR LA PARTICIPACIÓN DE LOS CONSEJOS COMUNALES EN LA DEFENSA INTEGRAL DE LA NACIÓN

OBJETIVO DEL PROYECTO: EVALUAR EL SISTEMA DE ADIESTRAMIENTO EN LA POBLACIÓN QUE INTEGRAN LOS CONSEJOS COMUNALES EN LA DEFENSA INTEGRAL DE LA NACIÓN MEDIANTE EL LEVANTAMIENTO DEL SISTEMA DE APOYO LOGÍSTICO TERRITORIAL (SALTE), Y EL SISTEMA DE ADIESTRAMIENTO DE EJERCICIOS DE PUESTO EN COMPLETO DE APRESTO OPERACIONAL (PCAO).

UNIDAD DE MEDIDA: CONSEJO COMUNAL **META:** 40.035

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080155003 REALIZAR ACTIVIDADES LOGÍSTICAS QUE GARANTICEN EL CORRECTO FUNCIONAMIENTO DE LAS INSTALACIONES DEL COMANDO GENERAL DE LA MILICIA BOLIVARIANA

UNIDAD DE MEDIDA: REPARACIÓN **META:** 38

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DE LA MILICIA BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**6.330.203**	**0**	**0**	**0**	**0**	**6.330.203**
402	01	00	00	Productos alimenticios y agropecuarios	330.068	0	0	0	0	330.068
402	01	01	00	Alimentos y bebidas para personas	330.068	0	0	0	0	330.068
402	04	00	00	Productos de cuero y caucho	333.663	0	0	0	0	333.663
402	04	03	00	Cauchos y tripas para vehículos	333.663	0	0	0	0	333.663
402	05	00	00	Productos de papel, cartón e impresos	1.994.004	0	0	0	0	1.994.004
402	05	01	00	Pulpa de madera, papel y cartón	325.500	0	0	0	0	325.500
402	05	02	00	Envases y cajas de papel y cartón	332.450	0	0	0	0	332.450
402	05	03	00	Productos de papel y cartón para oficina	334.195	0	0	0	0	334.195
402	05	04	00	Libros, revistas y periódicos	334.000	0	0	0	0	334.000
402	05	05	00	Material de enseñanza	333.880	0	0	0	0	333.880
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	333.979	0	0	0	0	333.979
402	06	00	00	Productos químicos y derivados	1.001.097	0	0	0	0	1.001.097
402	06	03	00	Tintas, pinturas y colorantes	333.857	0	0	0	0	333.857
402	06	06	00	Combustibles y lubricantes	334.000	0	0	0	0	334.000
402	06	08	00	Productos plásticos	333.240	0	0	0	0	333.240
402	08	00	00	Productos metálicos	667.800	0	0	0	0	667.800
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	334.000	0	0	0	0	334.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	333.800	0	0	0	0	333.800
402	10	00	00	Productos varios y útiles diversos	2.003.571	0	0	0	0	2.003.571
402	10	02	00	Materiales y útiles de limpieza y aseo	333.992	0	0	0	0	333.992
402	10	03	00	Utensilios de cocina y comedor	334.282	0	0	0	0	334.282
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	334.000	0	0	0	0	334.000
402	10	08	00	Materiales para equipos de computación	334.000	0	0	0	0	334.000
402	10	11	00	Materiales eléctricos	333.997	0	0	0	0	333.997

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129014 080155000 ASEGURAR LA PARTICIPACIÓN DE LOS CONSEJOS COMUNALES EN LA DEFENSA INTEGRAL DE LA NACIÓN

OBJETIVO DEL PROYECTO: EVALUAR EL SISTEMA DE ADIESTRAMIENTO EN LA POBLACIÓN QUE INTEGRAN LOS CONSEJOS COMUNALES EN LA DEFENSA INTEGRAL DE LA NACIÓN MEDIANTE EL LEVANTAMIENTO DEL SISTEMA DE APOYO LOGÍSTICO TERRITORIAL (SALTE), Y EL SISTEMA DE ADIESTRAMIENTO DE EJERCICIOS DE PUESTO EN COMPLETO DE APRESTO OPERACIONAL (PCAO).

UNIDAD DE MEDIDA: CONSEJO COMUNAL **META:** 40.035

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080155003 REALIZAR ACTIVIDADES LOGÍSTICAS QUE GARANTICEN EL CORRECTO FUNCIONAMIENTO DE LAS INSTALACIONES DEL COMANDO GENERAL DE LA MILICIA BOLIVARIANA

UNIDAD DE MEDIDA: REPARACIÓN **META:** 38

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DE LA MILICIA BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	333.300	0	0	0	0	333.300
403	**00**	**00**	**00**	**Servicios no personales**	**3.520.689**	**0**	**0**	**0**	**0**	**3.520.689**
403	02	00	00	Alquileres de maquinaria y equipos	334.000	0	0	0	0	334.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	334.000	0	0	0	0	334.000
403	06	00	00	Servicios de transporte y almacenaje	161.401	0	0	0	0	161.401
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	161.401	0	0	0	0	161.401
403	07	00	00	Servicios de información, impresión y relaciones públicas	334.000	0	0	0	0	334.000
403	07	02	00	Imprenta y reproducción	334.000	0	0	0	0	334.000
403	09	00	00	Viáticos y pasajes	336.633	0	0	0	0	336.633
403	09	01	00	Viáticos y pasajes dentro del país	336.633	0	0	0	0	336.633
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	667.290	0	0	0	0	667.290
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	333.900	0	0	0	0	333.900
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	333.390	0	0	0	0	333.390
403	12	00	00	Conservación y reparaciones menores de obras	333.980	0	0	0	0	333.980
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	333.980	0	0	0	0	333.980
403	16	00	00	Servicios de diversión, esparcimiento y culturales	334.000	0	0	0	0	334.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	334.000	0	0	0	0	334.000
403	18	00	00	Impuestos indirectos	1.019.385	0	0	0	0	1.019.385
403	18	01	00	Impuesto al valor agregado	1.019.385	0	0	0	0	1.019.385
				Totales	**9.850.892**	**0**	**0**	**0**	**0**	**9.850.892**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129014 080155000 ASEGURAR LA PARTICIPACIÓN DE LOS CONSEJOS COMUNALES EN LA DEFENSA INTEGRAL DE LA NACIÓN

OBJETIVO DEL PROYECTO: EVALUAR EL SISTEMA DE ADIESTRAMIENTO EN LA POBLACIÓN QUE INTEGRAN LOS CONSEJOS COMUNALES EN LA DEFENSA INTEGRAL DE LA NACIÓN MEDIANTE EL LEVANTAMIENTO DEL SISTEMA DE APOYO LOGÍSTICO TERRITORIAL (SALTE), Y EL SISTEMA DE ADIESTRAMIENTO DE EJERCICIOS DE PUESTO EN COMPLETO DE APRESTO OPERACIONAL (PCAO).

UNIDAD DE MEDIDA: CONSEJO COMUNAL **META:** 40.035

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080155004 ESCUELA DE PREPARACIÓN DE LA DEFENSA INTEGRAL

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 840.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.443.344**	**0**	**0**	**0**	**0**	**4.443.344**
402	01	00	00	Productos alimenticios y agropecuarios	327.421	0	0	0	0	327.421
402	01	01	00	Alimentos y bebidas para personas	327.421	0	0	0	0	327.421
402	04	00	00	Productos de cuero y caucho	321.776	0	0	0	0	321.776
402	04	03	00	Cauchos y tripas para vehículos	321.776	0	0	0	0	321.776
402	05	00	00	Productos de papel, cartón e impresos	1.490.874	0	0	0	0	1.490.874
402	05	01	00	Pulpa de madera, papel y cartón	204.337	0	0	0	0	204.337
402	05	02	00	Envases y cajas de papel y cartón	326.998	0	0	0	0	326.998
402	05	03	00	Productos de papel y cartón para oficina	329.000	0	0	0	0	329.000
402	05	05	00	Material de enseñanza	315.000	0	0	0	0	315.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	315.539	0	0	0	0	315.539
402	06	00	00	Productos químicos y derivados	990.724	0	0	0	0	990.724
402	06	03	00	Tintas, pinturas y colorantes	332.787	0	0	0	0	332.787
402	06	06	00	Combustibles y lubricantes	325.038	0	0	0	0	325.038
402	06	08	00	Productos plásticos	332.899	0	0	0	0	332.899
402	08	00	00	Productos metálicos	322.497	0	0	0	0	322.497
402	08	09	00	Repuestos y accesorios para equipos de transporte	322.497	0	0	0	0	322.497
402	10	00	00	Productos varios y útiles diversos	990.052	0	0	0	0	990.052
402	10	02	00	Materiales y útiles de limpieza y aseo	330.603	0	0	0	0	330.603
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	328.349	0	0	0	0	328.349
402	10	08	00	Materiales para equipos de computación	331.100	0	0	0	0	331.100
403	**00**	**00**	**00**	**Servicios no personales**	**728.435**	**0**	**0**	**0**	**0**	**728.435**
403	07	00	00	Servicios de información, impresión y relaciones públicas	45.073	0	0	0	0	45.073
403	07	02	00	Imprenta y reproducción	45.073	0	0	0	0	45.073
403	09	00	00	Viáticos y pasajes	144.754	0	0	0	0	144.754

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129014 080155000 ASEGURAR LA PARTICIPACIÓN DE LOS CONSEJOS COMUNALES EN LA DEFENSA INTEGRAL DE LA NACIÓN

OBJETIVO DEL PROYECTO: EVALUAR EL SISTEMA DE ADIESTRAMIENTO EN LA POBLACIÓN QUE INTEGRAN LOS CONSEJOS COMUNALES EN LA DEFENSA INTEGRAL DE LA NACIÓN MEDIANTE EL LEVANTAMIENTO DEL SISTEMA DE APOYO LOGÍSTICO TERRITORIAL (SALTE), Y EL SISTEMA DE ADIESTRAMIENTO DE EJERCICIOS DE PUESTO EN COMPLETO DE APRESTO OPERACIONAL (PCAO).

UNIDAD DE MEDIDA: CONSEJO COMUNAL **META:** 40.035

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080155004 ESCUELA DE PREPARACIÓN DE LA DEFENSA INTEGRAL

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 840.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	144.754	0	0	0	0	144.754
403	18	00	00	Impuestos indirectos	538.608	0	0	0	0	538.608
403	18	01	00	Impuesto al valor agregado	538.608	0	0	0	0	538.608
				Totales	**5.171.779**	**0**	**0**	**0**	**0**	**5.171.779**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129014 080155000 ASEGURAR LA PARTICIPACIÓN DE LOS CONSEJOS COMUNALES EN LA DEFENSA INTEGRAL DE LA NACIÓN

OBJETIVO DEL PROYECTO: EVALUAR EL SISTEMA DE ADIESTRAMIENTO EN LA POBLACIÓN QUE INTEGRAN LOS CONSEJOS COMUNALES EN LA DEFENSA INTEGRAL DE LA NACIÓN MEDIANTE EL LEVANTAMIENTO DEL SISTEMA DE APOYO LOGÍSTICO TERRITORIAL (SALTE), Y EL SISTEMA DE ADIESTRAMIENTO DE EJERCICIOS DE PUESTO EN COMPLETO DE APRESTO OPERACIONAL (PCAO).

UNIDAD DE MEDIDA: CONSEJO COMUNAL **META:** 40.035

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080155005 REENTRENAMIENTO, PREPARACIÓN Y EQUIPAMIENTO DEL MILICIANO

UNIDAD DE MEDIDA: INSCRIPCIÓN **META:** 82.780

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENTRENAMIENTO Y DOCTRINA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.342.025**	**0**	**0**	**0**	**0**	**6.342.025**
402	01	00	00	Productos alimenticios y agropecuarios	333.747	0	0	0	0	333.747
402	01	01	00	Alimentos y bebidas para personas	333.747	0	0	0	0	333.747
402	04	00	00	Productos de cuero y caucho	334.000	0	0	0	0	334.000
402	04	03	00	Cauchos y tripas para vehículos	334.000	0	0	0	0	334.000
402	05	00	00	Productos de papel, cartón e impresos	2.003.878	0	0	0	0	2.003.878
402	05	01	00	Pulpa de madera, papel y cartón	334.000	0	0	0	0	334.000
402	05	02	00	Envases y cajas de papel y cartón	334.000	0	0	0	0	334.000
402	05	03	00	Productos de papel y cartón para oficina	333.990	0	0	0	0	333.990
402	05	04	00	Libros, revistas y periódicos	334.000	0	0	0	0	334.000
402	05	05	00	Material de enseñanza	333.890	0	0	0	0	333.890
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	333.998	0	0	0	0	333.998
402	06	00	00	Productos químicos y derivados	1.001.630	0	0	0	0	1.001.630
402	06	03	00	Tintas, pinturas y colorantes	333.828	0	0	0	0	333.828
402	06	06	00	Combustibles y lubricantes	333.822	0	0	0	0	333.822
402	06	08	00	Productos plásticos	333.980	0	0	0	0	333.980
402	08	00	00	Productos metálicos	667.520	0	0	0	0	667.520
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	333.942	0	0	0	0	333.942
402	08	09	00	Repuestos y accesorios para equipos de transporte	333.578	0	0	0	0	333.578
402	10	00	00	Productos varios y útiles diversos	2.001.250	0	0	0	0	2.001.250
402	10	02	00	Materiales y útiles de limpieza y aseo	333.520	0	0	0	0	333.520
402	10	03	00	Utensilios de cocina y comedor	333.040	0	0	0	0	333.040
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	333.420	0	0	0	0	333.420
402	10	08	00	Materiales para equipos de computación	333.500	0	0	0	0	333.500
402	10	11	00	Materiales eléctricos	333.850	0	0	0	0	333.850

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129014 080155000 ASEGURAR LA PARTICIPACIÓN DE LOS CONSEJOS COMUNALES EN LA DEFENSA INTEGRAL DE LA NACIÓN

OBJETIVO DEL PROYECTO: EVALUAR EL SISTEMA DE ADIESTRAMIENTO EN LA POBLACIÓN QUE INTEGRAN LOS CONSEJOS COMUNALES EN LA DEFENSA INTEGRAL DE LA NACIÓN MEDIANTE EL LEVANTAMIENTO DEL SISTEMA DE APOYO LOGÍSTICO TERRITORIAL (SALTE), Y EL SISTEMA DE ADIESTRAMIENTO DE EJERCICIOS DE PUESTO EN COMPLETO DE APRESTO OPERACIONAL (PCAO).

UNIDAD DE MEDIDA: CONSEJO COMUNAL **META:** 40.035

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080155005 REENTRENAMIENTO, PREPARACIÓN Y EQUIPAMIENTO DEL MILICIANO

UNIDAD DE MEDIDA: INSCRIPCIÓN **META:** 82.780

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENTRENAMIENTO Y DOCTRINA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	333.920	0	0	0	0	333.920
403	**00**	**00**	**00**	**Servicios no personales**	**4.005.485**	**0**	**0**	**0**	**0**	**4.005.485**
403	02	00	00	Alquileres de maquinaria y equipos	333.856	0	0	0	0	333.856
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	333.856	0	0	0	0	333.856
403	06	00	00	Servicios de transporte y almacenaje	333.897	0	0	0	0	333.897
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	333.897	0	0	0	0	333.897
403	07	00	00	Servicios de información, impresión y relaciones públicas	334.000	0	0	0	0	334.000
403	07	02	00	Imprenta y reproducción	334.000	0	0	0	0	334.000
403	09	00	00	Viáticos y pasajes	627.161	0	0	0	0	627.161
403	09	01	00	Viáticos y pasajes dentro del país	627.161	0	0	0	0	627.161
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	667.445	0	0	0	0	667.445
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	333.645	0	0	0	0	333.645
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	333.800	0	0	0	0	333.800
403	12	00	00	Conservación y reparaciones menores de obras	333.915	0	0	0	0	333.915
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	333.915	0	0	0	0	333.915
403	16	00	00	Servicios de diversión, esparcimiento y culturales	333.745	0	0	0	0	333.745
403	16	01	00	Servicios de diversión, esparcimiento y culturales	333.745	0	0	0	0	333.745
403	18	00	00	Impuestos indirectos	1.041.466	0	0	0	0	1.041.466
403	18	01	00	Impuesto al valor agregado	1.041.466	0	0	0	0	1.041.466
				Totales	**10.347.510**	**0**	**0**	**0**	**0**	**10.347.510**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**1.849.078.129**	**0**	**0**	**0**	**0**	**1.849.078.129**
402	01	00	00	Productos alimenticios y agropecuarios	83.506.996	0	0	0	0	83.506.996
402	01	01	00	Alimentos y bebidas para personas	82.961.996	0	0	0	0	82.961.996
402	01	02	00	Alimentos para animales	280.000	0	0	0	0	280.000
402	01	03	00	Productos agrícolas y pecuarios	265.000	0	0	0	0	265.000
402	02	00	00	Productos de minas, canteras y yacimientos	6.235.188	0	0	0	0	6.235.188
402	02	03	00	Mineral de hierro	58.783	0	0	0	0	58.783
402	02	04	00	Mineral no ferroso	8.000	0	0	0	0	8.000
402	02	05	00	Piedra, arcilla, arena y tierra	6.120.080	0	0	0	0	6.120.080
402	02	99	00	Otros productos de minas, canteras y yacimientos	48.325	0	0	0	0	48.325
402	03	00	00	Textiles y vestuarios	609.724.697	0	0	0	0	609.724.697
402	03	01	00	Textiles	148.230.802	0	0	0	0	148.230.802
402	03	02	00	Prendas de vestir	345.045.017	0	0	0	0	345.045.017
402	03	03	00	Calzados	110.103.478	0	0	0	0	110.103.478
402	03	99	00	Otros productos textiles y vestuarios	6.345.400	0	0	0	0	6.345.400
402	04	00	00	Productos de cuero y caucho	262.581.155	0	0	0	0	262.581.155
402	04	01	00	Cueros y pieles	220.000	0	0	0	0	220.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	7.935.559	0	0	0	0	7.935.559
402	04	03	00	Cauchos y tripas para vehículos	254.043.354	0	0	0	0	254.043.354
402	04	99	00	Otros productos de cuero y caucho	382.242	0	0	0	0	382.242
402	05	00	00	Productos de papel, cartón e impresos	98.634.655	0	0	0	0	98.634.655
402	05	01	00	Pulpa de madera, papel y cartón	18.721.838	0	0	0	0	18.721.838
402	05	02	00	Envases y cajas de papel y cartón	13.279.015	0	0	0	0	13.279.015
402	05	03	00	Productos de papel y cartón para oficina	37.421.625	0	0	0	0	37.421.625
402	05	04	00	Libros, revistas y periódicos	568.351	0	0	0	0	568.351
402	05	05	00	Material de enseñanza	20.025	0	0	0	0	20.025
402	05	06	00	Productos de papel y cartón para computación	4.894.793	0	0	0	0	4.894.793
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	23.334.008	0	0	0	0	23.334.008
402	05	99	00	Otros productos de pulpa, papel y cartón	395.000	0	0	0	0	395.000
402	06	00	00	Productos químicos y derivados	114.973.324	0	0	0	0	114.973.324

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	01	00	Sustancias químicas y de uso industrial	8.569.466	0	0	0	0	8.569.466
402	06	02	00	Abonos, plaguicidas y otros	972.273	0	0	0	0	972.273
402	06	03	00	Tintas, pinturas y colorantes	56.956.559	0	0	0	0	56.956.559
402	06	04	00	Productos farmacéuticos y medicamentos	2.375.944	0	0	0	0	2.375.944
402	06	05	00	Productos de tocador	132.595	0	0	0	0	132.595
402	06	06	00	Combustibles y lubricantes	27.912.840	0	0	0	0	27.912.840
402	06	07	00	Productos diversos derivados del petróleo y del carbón	2.137.700	0	0	0	0	2.137.700
402	06	08	00	Productos plásticos	5.754.447	0	0	0	0	5.754.447
402	06	99	00	Otros productos de la industria química y conexos	10.161.500	0	0	0	0	10.161.500
402	07	00	00	Productos minerales no metálicos	10.357.983	0	0	0	0	10.357.983
402	07	01	00	Productos de barro, loza y porcelana	170.893	0	0	0	0	170.893
402	07	02	00	Vidrios y productos de vidrio	1.321.305	0	0	0	0	1.321.305
402	07	03	00	Productos de arcilla para construcción	3.713.240	0	0	0	0	3.713.240
402	07	04	00	Cemento, cal y yeso	5.152.545	0	0	0	0	5.152.545
402	08	00	00	Productos metálicos	336.213.498	0	0	0	0	336.213.498
402	08	01	00	Productos primarios de hierro y acero	8.967.892	0	0	0	0	8.967.892
402	08	02	00	Productos de metales no ferrosos	1.022.847	0	0	0	0	1.022.847
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	36.796.957	0	0	0	0	36.796.957
402	08	04	00	Productos metálicos estructurales	1.425.432	0	0	0	0	1.425.432
402	08	05	00	Materiales de orden público, seguridad y defensa	76.294.227	0	0	0	0	76.294.227
402	08	07	00	Material de señalamiento	262.767	0	0	0	0	262.767
402	08	09	00	Repuestos y accesorios para equipos de transporte	183.643.624	0	0	0	0	183.643.624
402	08	10	00	Repuestos y accesorios para otros equipos	27.799.752	0	0	0	0	27.799.752
402	09	00	00	Productos de madera	6.274.333	0	0	0	0	6.274.333
402	09	01	00	Productos primarios de madera	3.547.913	0	0	0	0	3.547.913
402	09	02	00	Muebles y accesorios de madera para edificaciones	2.303.144	0	0	0	0	2.303.144
402	09	99	00	Otros productos de madera	423.276	0	0	0	0	423.276
402	10	00	00	Productos varios y útiles diversos	320.576.300	0	0	0	0	320.576.300
402	10	01	00	Artículos de deporte, recreación y juguetes	3.238.873	0	0	0	0	3.238.873
402	10	02	00	Materiales y útiles de limpieza y aseo	35.395.828	0	0	0	0	35.395.828

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	03	00	Utensilios de cocina y comedor	61.224.145	0	0	0	0	61.224.145
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	47.072.213	0	0	0	0	47.072.213
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	28.872.189	0	0	0	0	28.872.189
402	10	06	00	Condecoraciones, ofrendas y similares	48.935.993	0	0	0	0	48.935.993
402	10	07	00	Productos de seguridad en el trabajo	27.866.722	0	0	0	0	27.866.722
402	10	08	00	Materiales para equipos de computación	28.870.706	0	0	0	0	28.870.706
402	10	11	00	Materiales eléctricos	28.985.388	0	0	0	0	28.985.388
402	10	12	00	Materiales para instalaciones sanitarias	10.090.243	0	0	0	0	10.090.243
402	10	13	00	Materiales fotográficos	24.000	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**702.319.419**	**0**	**0**	**0**	**0**	**702.319.419**
403	02	00	00	Alquileres de maquinaria y equipos	4.620.429	0	0	0	0	4.620.429
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	732.169	0	0	0	0	732.169
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	3.888.260	0	0	0	0	3.888.260
403	03	00	00	Derechos sobre bienes intangibles	440.000	0	0	0	0	440.000
403	03	03	00	Paquetes y programas de computación	440.000	0	0	0	0	440.000
403	04	00	00	Servicios básicos	341.310	0	0	0	0	341.310
403	04	02	00	Gas	341.310	0	0	0	0	341.310
403	06	00	00	Servicios de transporte y almacenaje	30.346.979	0	0	0	0	30.346.979
403	06	01	00	Fletes y embalajes	30.346.979	0	0	0	0	30.346.979
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.516.281	0	0	0	0	5.516.281
403	07	01	00	Publicidad y propaganda	5.100.308	0	0	0	0	5.100.308
403	07	02	00	Imprenta y reproducción	415.973	0	0	0	0	415.973
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.918	0	0	0	0	2.918
403	08	02	00	Comisiones y gastos bancarios	2.918	0	0	0	0	2.918
403	09	00	00	Viáticos y pasajes	72.340.211	0	0	0	0	72.340.211
403	09	01	00	Viáticos y pasajes dentro del país	72.340.211	0	0	0	0	72.340.211
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.466.163	0	0	0	0	3.466.163
403	10	03	00	Servicios de procesamiento de datos	94.908	0	0	0	0	94.908
403	10	07	00	Servicios de capacitación y adiestramiento	1.033.028	0	0	0	0	1.033.028
403	10	09	00	Servicios de lavandería y tintorería	608.127	0	0	0	0	608.127

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	11	00	Servicios para la elaboración y suministro de comida	1.250.100	0	0	0	0	1.250.100
403	10	99	00	Otros servicios profesionales y técnicos	480.000	0	0	0	0	480.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	122.682.570	0	0	0	0	122.682.570
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	15.228.515	0	0	0	0	15.228.515
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	68.825.237	0	0	0	0	68.825.237
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	10.997.048	0	0	0	0	10.997.048
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	5.162.075	0	0	0	0	5.162.075
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	12.134.240	0	0	0	0	12.134.240
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	10.335.455	0	0	0	0	10.335.455
403	12	00	00	Conservación y reparaciones menores de obras	125.826.940	0	0	0	0	125.826.940
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	125.643.886	0	0	0	0	125.643.886
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	183.054	0	0	0	0	183.054
403	18	00	00	Impuestos indirectos	336.723.543	0	0	0	0	336.723.543
403	18	01	00	Impuesto al valor agregado	336.723.543	0	0	0	0	336.723.543
403	99	00	00	Otros servicios no personales	12.075	0	0	0	0	12.075
403	99	01	00	Otros servicios no personales	12.075	0	0	0	0	12.075
404	**00**	**00**	**00**	**Activos reales**	**536.022.448**	**0**	**0**	**0**	**0**	**536.022.448**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	77.424.451	0	0	0	0	77.424.451
404	01	01	00	Repuestos mayores	20.709.382	0	0	0	0	20.709.382
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	7.308.313	0	0	0	0	7.308.313
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	10.606.569	0	0	0	0	10.606.569
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	1.100.000	0	0	0	0	1.100.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	1.694.500	0	0	0	0	1.694.500
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	56.715.069	0	0	0	0	56.715.069
404	01	02	01	Reparaciones, mejoras y adiciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	1.800.000	0	0	0	0	1.800.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	52.621.064	0	0	0	0	52.621.064
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.450.000	0	0	0	0	1.450.000
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	844.005	0	0	0	0	844.005

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD

META: 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	28.587.669	0	0	0	0	28.587.669
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	5.650.995	0	0	0	0	5.650.995
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	300.000	0	0	0	0	300.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	1.100.000	0	0	0	0	1.100.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.039.250	0	0	0	0	3.039.250
404	03	05	00	Maquinaria y equipos industriales y de taller	1.055.608	0	0	0	0	1.055.608
404	03	06	00	Maquinaria y equipos de energía	17.441.816	0	0	0	0	17.441.816
404	04	00	00	Equipos de transporte, tracción y elevación	177.737.179	0	0	0	0	177.737.179
404	04	01	00	Vehículos automotores terrestres	80.541.657	0	0	0	0	80.541.657
404	04	03	00	Equipos marítimos de transporte	48.249.304	0	0	0	0	48.249.304
404	04	06	00	Equipos auxiliares de transporte	46.289.522	0	0	0	0	46.289.522
404	04	99	00	Otros equipos de transporte, tracción y elevación	2.656.696	0	0	0	0	2.656.696
404	05	00	00	Equipos de comunicaciones y de señalamiento	8.200.000	0	0	0	0	8.200.000
404	05	01	00	Equipos de telecomunicaciones	8.200.000	0	0	0	0	8.200.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	4.129.400	0	0	0	0	4.129.400
404	07	01	00	Equipos científicos y de laboratorio	334.000	0	0	0	0	334.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	694.900	0	0	0	0	694.900
404	07	06	00	Instrumentos musicales y equipos de audio	3.100.500	0	0	0	0	3.100.500
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	20.835.380	0	0	0	0	20.835.380
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	20.835.380	0	0	0	0	20.835.380
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	217.126.148	0	0	0	0	217.126.148
404	09	01	00	Mobiliario y equipos de oficina	35.328.287	0	0	0	0	35.328.287
404	09	02	00	Equipos de computación	58.681.189	0	0	0	0	58.681.189
404	09	03	00	Mobiliario y equipos de alojamiento	123.116.672	0	0	0	0	123.116.672
404	12	00	00	Activos intangibles	1.659.671	0	0	0	0	1.659.671
404	12	04	00	Paquetes y programas de computación	1.659.671	0	0	0	0	1.659.671
404	99	00	00	Otros activos reales	322.550	0	0	0	0	322.550
404	99	01	00	Otros activos reales	322.550	0	0	0	0	322.550
				Totales	**3.087.419.996**	**0**	**0**	**0**	**0**	**3.087.419.996**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD

META: 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080156001 EJECUTAR ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DEL EJÉRCITO BOLIVARIANO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DEL EJÉRCITO BOLIVARIANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	275.815.241	0	0	0	0	275.815.241
402	01	00	00	Productos alimenticios y agropecuarios	600.763	0	0	0	0	600.763
402	01	01	00	Alimentos y bebidas para personas	600.763	0	0	0	0	600.763
402	02	00	00	Productos de minas, canteras y yacimientos	1.850.731	0	0	0	0	1.850.731
402	02	03	00	Mineral de hierro	58.783	0	0	0	0	58.783
402	02	05	00	Piedra, arcilla, arena y tierra	1.743.623	0	0	0	0	1.743.623
402	02	99	00	Otros productos de minas, canteras y yacimientos	48.325	0	0	0	0	48.325
402	03	00	00	Textiles y vestuarios	133.747.901	0	0	0	0	133.747.901
402	03	01	00	Textiles	44.105.721	0	0	0	0	44.105.721
402	03	02	00	Prendas de vestir	57.673.365	0	0	0	0	57.673.365
402	03	03	00	Calzados	31.968.815	0	0	0	0	31.968.815
402	04	00	00	Productos de cuero y caucho	44.699.763	0	0	0	0	44.699.763
402	04	03	00	Cauchos y tripas para vehículos	44.317.521	0	0	0	0	44.317.521
402	04	99	00	Otros productos de cuero y caucho	382.242	0	0	0	0	382.242
402	05	00	00	Productos de papel, cartón e impresos	10.247.130	0	0	0	0	10.247.130
402	05	01	00	Pulpa de madera, papel y cartón	505.005	0	0	0	0	505.005
402	05	02	00	Envases y cajas de papel y cartón	59.748	0	0	0	0	59.748
402	05	03	00	Productos de papel y cartón para oficina	5.628.669	0	0	0	0	5.628.669
402	05	04	00	Libros, revistas y periódicos	256.460	0	0	0	0	256.460
402	05	05	00	Material de enseñanza	5.788	0	0	0	0	5.788
402	05	06	00	Productos de papel y cartón para computación	2.341.004	0	0	0	0	2.341.004
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.450.456	0	0	0	0	1.450.456
402	06	00	00	Productos químicos y derivados	17.261.625	0	0	0	0	17.261.625
402	06	01	00	Sustancias químicas y de uso industrial	3.397.851	0	0	0	0	3.397.851
402	06	02	00	Abonos, plaguicidas y otros	132.621	0	0	0	0	132.621

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080156001 EJECUTAR ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DEL EJÉRCITO BOLIVARIANO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DEL EJÉRCITO BOLIVARIANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	6.010.738	0	0	0	0	6.010.738
402	06	04	00	Productos farmacéuticos y medicamentos	161.474	0	0	0	0	161.474
402	06	05	00	Productos de tocador	132.595	0	0	0	0	132.595
402	06	06	00	Combustibles y lubricantes	5.179.590	0	0	0	0	5.179.590
402	06	07	00	Productos diversos derivados del petróleo y del carbón	397.700	0	0	0	0	397.700
402	06	08	00	Productos plásticos	1.753.130	0	0	0	0	1.753.130
402	06	99	00	Otros productos de la industria química y conexos	95.926	0	0	0	0	95.926
402	07	00	00	Productos minerales no metálicos	2.275.815	0	0	0	0	2.275.815
402	07	02	00	Vidrios y productos de vidrio	417.541	0	0	0	0	417.541
402	07	03	00	Productos de arcilla para construcción	1.146.083	0	0	0	0	1.146.083
402	07	04	00	Cemento, cal y yeso	712.191	0	0	0	0	712.191
402	08	00	00	Productos metálicos	24.313.680	0	0	0	0	24.313.680
402	08	01	00	Productos primarios de hierro y acero	5.493.544	0	0	0	0	5.493.544
402	08	02	00	Productos de metales no ferrosos	273.951	0	0	0	0	273.951
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	7.021.511	0	0	0	0	7.021.511
402	08	04	00	Productos metálicos estructurales	304.130	0	0	0	0	304.130
402	08	07	00	Material de señalamiento	198.767	0	0	0	0	198.767
402	08	09	00	Repuestos y accesorios para equipos de transporte	9.019.148	0	0	0	0	9.019.148
402	08	10	00	Repuestos y accesorios para otros equipos	2.002.629	0	0	0	0	2.002.629
402	09	00	00	Productos de madera	2.473.598	0	0	0	0	2.473.598
402	09	01	00	Productos primarios de madera	667.387	0	0	0	0	667.387
402	09	02	00	Muebles y accesorios de madera para edificaciones	1.382.935	0	0	0	0	1.382.935
402	09	99	00	Otros productos de madera	423.276	0	0	0	0	423.276
402	10	00	00	Productos varios y útiles diversos	38.344.235	0	0	0	0	38.344.235
402	10	01	00	Artículos de deporte, recreación y juguetes	465.869	0	0	0	0	465.869

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080156001 EJECUTAR ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DEL EJÉRCITO BOLIVARIANO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DEL EJÉRCITO BOLIVARIANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	2.314.816	0	0	0	0	2.314.816
402	10	03	00	Utensilios de cocina y comedor	9.399.852	0	0	0	0	9.399.852
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.556.652	0	0	0	0	1.556.652
402	10	06	00	Condecoraciones, ofrendas y similares	12.612.207	0	0	0	0	12.612.207
402	10	07	00	Productos de seguridad en el trabajo	1.211.012	0	0	0	0	1.211.012
402	10	08	00	Materiales para equipos de computación	1.881.389	0	0	0	0	1.881.389
402	10	11	00	Materiales eléctricos	5.782.134	0	0	0	0	5.782.134
402	10	12	00	Materiales para instalaciones sanitarias	3.120.304	0	0	0	0	3.120.304
403	**00**	**00**	**00**	**Servicios no personales**	**99.304.157**	**0**	**0**	**0**	**0**	**99.304.157**
403	04	00	00	Servicios básicos	22.880	0	0	0	0	22.880
403	04	02	00	Gas	22.880	0	0	0	0	22.880
403	09	00	00	Viáticos y pasajes	36.846.657	0	0	0	0	36.846.657
403	09	01	00	Viáticos y pasajes dentro del país	36.846.657	0	0	0	0	36.846.657
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	14.836.293	0	0	0	0	14.836.293
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	4.169.264	0	0	0	0	4.169.264
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	8.606.277	0	0	0	0	8.606.277
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.899.667	0	0	0	0	1.899.667
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	161.085	0	0	0	0	161.085
403	12	00	00	Conservación y reparaciones menores de obras	3.920.730	0	0	0	0	3.920.730
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.737.676	0	0	0	0	3.737.676
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	183.054	0	0	0	0	183.054
403	18	00	00	Impuestos indirectos	43.677.597	0	0	0	0	43.677.597
403	18	01	00	Impuesto al valor agregado	43.677.597	0	0	0	0	43.677.597
404	**00**	**00**	**00**	**Activos reales**	**67.964.820**	**0**	**0**	**0**	**0**	**67.964.820**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	10.497.500	0	0	0	0	10.497.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080156001 EJECUTAR ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DEL EJÉRCITO BOLIVARIANO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DEL EJÉRCITO BOLIVARIANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	01	00	Repuestos mayores	9.653.495	0	0	0	0	9.653.495
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	7.308.313	0	0	0	0	7.308.313
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	2.345.182	0	0	0	0	2.345.182
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	844.005	0	0	0	0	844.005
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	844.005	0	0	0	0	844.005
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	6.279.203	0	0	0	0	6.279.203
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	5.650.995	0	0	0	0	5.650.995
404	03	05	00	Maquinaria y equipos industriales y de taller	628.208	0	0	0	0	628.208
404	04	00	00	Equipos de transporte, tracción y elevación	3.733.128	0	0	0	0	3.733.128
404	04	06	00	Equipos auxiliares de transporte	1.076.432	0	0	0	0	1.076.432
404	04	99	00	Otros equipos de transporte, tracción y elevación	2.656.696	0	0	0	0	2.656.696
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.720.500	0	0	0	0	2.720.500
404	07	06	00	Instrumentos musicales y equipos de audio	2.720.500	0	0	0	0	2.720.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	44.174.818	0	0	0	0	44.174.818
404	09	01	00	Mobiliario y equipos de oficina	3.921.552	0	0	0	0	3.921.552
404	09	02	00	Equipos de computación	9.466.279	0	0	0	0	9.466.279
404	09	03	00	Mobiliario y equipos de alojamiento	30.786.987	0	0	0	0	30.786.987
404	12	00	00	Activos intangibles	559.671	0	0	0	0	559.671
404	12	04	00	Paquetes y programas de computación	559.671	0	0	0	0	559.671
				Totales	**443.084.218**	**0**	**0**	**0**	**0**	**443.084.218**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080156002 EJECUTAR ACTIVIDADES LOGÍSTICAS DEL COMANDO NAVAL DE LOGÍSTICA DE LA ARMADA BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: COMANDO NAVAL DE LOGÍSTICA DE LA ARMADA BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**314.830.582**	**0**	**0**	**0**	**0**	**314.830.582**
402	01	00	00	Productos alimenticios y agropecuarios	5.133.514	0	0	0	0	5.133.514
402	01	01	00	Alimentos y bebidas para personas	4.603.514	0	0	0	0	4.603.514
402	01	02	00	Alimentos para animales	280.000	0	0	0	0	280.000
402	01	03	00	Productos agrícolas y pecuarios	250.000	0	0	0	0	250.000
402	02	00	00	Productos de minas, canteras y yacimientos	3.066.457	0	0	0	0	3.066.457
402	02	05	00	Piedra, arcilla, arena y tierra	3.066.457	0	0	0	0	3.066.457
402	03	00	00	Textiles y vestuarios	107.675.743	0	0	0	0	107.675.743
402	03	01	00	Textiles	39.353.481	0	0	0	0	39.353.481
402	03	02	00	Prendas de vestir	53.259.554	0	0	0	0	53.259.554
402	03	03	00	Calzados	8.817.308	0	0	0	0	8.817.308
402	03	99	00	Otros productos textiles y vestuarios	6.245.400	0	0	0	0	6.245.400
402	04	00	00	Productos de cuero y caucho	15.435.806	0	0	0	0	15.435.806
402	04	03	00	Cauchos y tripas para vehículos	15.435.806	0	0	0	0	15.435.806
402	05	00	00	Productos de papel, cartón e impresos	17.025.290	0	0	0	0	17.025.290
402	05	01	00	Pulpa de madera, papel y cartón	4.004.189	0	0	0	0	4.004.189
402	05	02	00	Envases y cajas de papel y cartón	1.249.891	0	0	0	0	1.249.891
402	05	03	00	Productos de papel y cartón para oficina	6.187.098	0	0	0	0	6.187.098
402	05	04	00	Libros, revistas y periódicos	89.741	0	0	0	0	89.741
402	05	05	00	Material de enseñanza	14.237	0	0	0	0	14.237
402	05	06	00	Productos de papel y cartón para computación	2.247.736	0	0	0	0	2.247.736
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.837.398	0	0	0	0	2.837.398
402	05	99	00	Otros productos de pulpa, papel y cartón	395.000	0	0	0	0	395.000
402	06	00	00	Productos químicos y derivados	30.155.069	0	0	0	0	30.155.069
402	06	01	00	Sustancias químicas y de uso industrial	2.455.615	0	0	0	0	2.455.615

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080156002 EJECUTAR ACTIVIDADES LOGÍSTICAS DEL COMANDO NAVAL DE LOGÍSTICA DE LA ARMADA BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: COMANDO NAVAL DE LOGÍSTICA DE LA ARMADA BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	02	00	Abonos, plaguicidas y otros	819.250	0	0	0	0	819.250
402	06	03	00	Tintas, pinturas y colorantes	20.280.989	0	0	0	0	20.280.989
402	06	04	00	Productos farmacéuticos y medicamentos	2.166.800	0	0	0	0	2.166.800
402	06	06	00	Combustibles y lubricantes	1.297.363	0	0	0	0	1.297.363
402	06	08	00	Productos plásticos	3.069.478	0	0	0	0	3.069.478
402	06	99	00	Otros productos de la industria química y conexos	65.574	0	0	0	0	65.574
402	07	00	00	Productos minerales no metálicos	5.101.168	0	0	0	0	5.101.168
402	07	01	00	Productos de barro, loza y porcelana	170.893	0	0	0	0	170.893
402	07	02	00	Vidrios y productos de vidrio	133.764	0	0	0	0	133.764
402	07	03	00	Productos de arcilla para construcción	1.748.157	0	0	0	0	1.748.157
402	07	04	00	Cemento, cal y yeso	3.048.354	0	0	0	0	3.048.354
402	08	00	00	Productos metálicos	63.328.260	0	0	0	0	63.328.260
402	08	01	00	Productos primarios de hierro y acero	2.184.814	0	0	0	0	2.184.814
402	08	02	00	Productos de metales no ferrosos	500.896	0	0	0	0	500.896
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	11.524.619	0	0	0	0	11.524.619
402	08	04	00	Productos metálicos estructurales	619.302	0	0	0	0	619.302
402	08	05	00	Materiales de orden público, seguridad y defensa	2.000.000	0	0	0	0	2.000.000
402	08	07	00	Material de señalamiento	54.000	0	0	0	0	54.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	24.913.606	0	0	0	0	24.913.606
402	08	10	00	Repuestos y accesorios para otros equipos	21.531.023	0	0	0	0	21.531.023
402	09	00	00	Productos de madera	3.005.735	0	0	0	0	3.005.735
402	09	01	00	Productos primarios de madera	2.235.526	0	0	0	0	2.235.526
402	09	02	00	Muebles y accesorios de madera para edificaciones	770.209	0	0	0	0	770.209
402	10	00	00	Productos varios y útiles diversos	64.903.540	0	0	0	0	64.903.540
402	10	01	00	Artículos de deporte, recreación y juguetes	1.951.004	0	0	0	0	1.951.004

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080156002 EJECUTAR ACTIVIDADES LOGÍSTICAS DEL COMANDO NAVAL DE LOGÍSTICA DE LA ARMADA BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: COMANDO NAVAL DE LOGÍSTICA DE LA ARMADA BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	7.483.092	0	0	0	0	7.483.092
402	10	03	00	Utensilios de cocina y comedor	10.687.183	0	0	0	0	10.687.183
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.500.000	0	0	0	0	1.500.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.249.403	0	0	0	0	6.249.403
402	10	06	00	Condecoraciones, ofrendas y similares	11.688.106	0	0	0	0	11.688.106
402	10	07	00	Productos de seguridad en el trabajo	6.833.395	0	0	0	0	6.833.395
402	10	08	00	Materiales para equipos de computación	6.726.353	0	0	0	0	6.726.353
402	10	11	00	Materiales eléctricos	8.121.383	0	0	0	0	8.121.383
402	10	12	00	Materiales para instalaciones sanitarias	3.663.621	0	0	0	0	3.663.621
403	**00**	**00**	**00**	**Servicios no personales**	**219.436.161**	**0**	**0**	**0**	**0**	**219.436.161**
403	02	00	00	Alquileres de maquinaria y equipos	4.620.429	0	0	0	0	4.620.429
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	732.169	0	0	0	0	732.169
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	3.888.260	0	0	0	0	3.888.260
403	04	00	00	Servicios básicos	306.780	0	0	0	0	306.780
403	04	02	00	Gas	306.780	0	0	0	0	306.780
403	07	00	00	Servicios de información, impresión y relaciones públicas	317.468	0	0	0	0	317.468
403	07	02	00	Imprenta y reproducción	317.468	0	0	0	0	317.468
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	518	0	0	0	0	518
403	08	02	00	Comisiones y gastos bancarios	518	0	0	0	0	518
403	09	00	00	Viáticos y pasajes	8.771.572	0	0	0	0	8.771.572
403	09	01	00	Viáticos y pasajes dentro del país	8.771.572	0	0	0	0	8.771.572
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.514.909	0	0	0	0	1.514.909
403	10	03	00	Servicios de procesamiento de datos	94.908	0	0	0	0	94.908
403	10	07	00	Servicios de capacitación y adiestramiento	362.384	0	0	0	0	362.384
403	10	09	00	Servicios de lavandería y tintorería	577.617	0	0	0	0	577.617

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 080156002 EJECUTAR ACTIVIDADES LOGÍSTICAS DEL COMANDO NAVAL DE LOGÍSTICA DE LA ARMADA BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: COMANDO NAVAL DE LOGÍSTICA DE LA ARMADA BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	480.000	0	0	0	0	480.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	49.340.177	0	0	0	0	49.340.177
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	4.984.013	0	0	0	0	4.984.013
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	22.610.092	0	0	0	0	22.610.092
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	8.624.378	0	0	0	0	8.624.378
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	777.875	0	0	0	0	777.875
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.319.449	0	0	0	0	4.319.449
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	8.024.370	0	0	0	0	8.024.370
403	12	00	00	Conservación y reparaciones menores de obras	94.902.632	0	0	0	0	94.902.632
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	94.902.632	0	0	0	0	94.902.632
403	18	00	00	Impuestos indirectos	59.661.676	0	0	0	0	59.661.676
403	18	01	00	Impuesto al valor agregado	59.661.676	0	0	0	0	59.661.676
404	**00**	**00**	**00**	**Activos reales**	**33.910.882**	**0**	**0**	**0**	**0**	**33.910.882**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	5.100.000	0	0	0	0	5.100.000
404	01	01	00	Repuestos mayores	2.100.000	0	0	0	0	2.100.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.500.000	0	0	0	0	1.500.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	600.000	0	0	0	0	600.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	3.000.000	0	0	0	0	3.000.000
404	01	02	01	Reparaciones, mejoras y adiciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	1.000.000	0	0	0	0	1.000.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	1.000.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.000.000	0	0	0	0	1.000.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	539.250	0	0	0	0	539.250
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	539.250	0	0	0	0	539.250

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080156002 EJECUTAR ACTIVIDADES LOGÍSTICAS DEL COMANDO NAVAL DE LOGÍSTICA DE LA ARMADA BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: COMANDO NAVAL DE LOGÍSTICA DE LA ARMADA BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.500.000	0	0	0	0	1.500.000
404	05	01	00	Equipos de telecomunicaciones	1.500.000	0	0	0	0	1.500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	26.771.632	0	0	0	0	26.771.632
404	09	01	00	Mobiliario y equipos de oficina	7.085.333	0	0	0	0	7.085.333
404	09	02	00	Equipos de computación	6.476.370	0	0	0	0	6.476.370
404	09	03	00	Mobiliario y equipos de alojamiento	13.209.929	0	0	0	0	13.209.929
				Totales	**568.177.625**	0	0	0	0	**568.177.625**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080156003 EJECUTAR ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA AVIACIÓN MILITAR BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 48

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA AVIACIÓN MILITAR BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	193.007.000	0	0	0	0	193.007.000
402	01	00	00	Productos alimenticios y agropecuarios	1.545.000	0	0	0	0	1.545.000
402	01	01	00	Alimentos y bebidas para personas	1.530.000	0	0	0	0	1.530.000
402	01	03	00	Productos agrícolas y pecuarios	15.000	0	0	0	0	15.000
402	02	00	00	Productos de minas, canteras y yacimientos	1.303.000	0	0	0	0	1.303.000
402	02	04	00	Mineral no ferroso	8.000	0	0	0	0	8.000
402	02	05	00	Piedra, arcilla, arena y tierra	1.295.000	0	0	0	0	1.295.000
402	03	00	00	Textiles y vestuarios	90.888.000	0	0	0	0	90.888.000
402	03	01	00	Textiles	7.000.000	0	0	0	0	7.000.000
402	03	02	00	Prendas de vestir	65.038.000	0	0	0	0	65.038.000
402	03	03	00	Calzados	18.750.000	0	0	0	0	18.750.000
402	03	99	00	Otros productos textiles y vestuarios	100.000	0	0	0	0	100.000
402	04	00	00	Productos de cuero y caucho	9.996.000	0	0	0	0	9.996.000
402	04	01	00	Cueros y pieles	220.000	0	0	0	0	220.000
402	04	03	00	Cauchos y tripas para vehículos	9.776.000	0	0	0	0	9.776.000
402	05	00	00	Productos de papel, cartón e impresos	8.423.000	0	0	0	0	8.423.000
402	05	01	00	Pulpa de madera, papel y cartón	1.689.000	0	0	0	0	1.689.000
402	05	02	00	Envases y cajas de papel y cartón	950.000	0	0	0	0	950.000
402	05	03	00	Productos de papel y cartón para oficina	2.926.000	0	0	0	0	2.926.000
402	05	06	00	Productos de papel y cartón para computación	190.000	0	0	0	0	190.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.668.000	0	0	0	0	2.668.000
402	06	00	00	Productos químicos y derivados	28.134.000	0	0	0	0	28.134.000
402	06	01	00	Sustancias químicas y de uso industrial	2.716.000	0	0	0	0	2.716.000
402	06	03	00	Tintas, pinturas y colorantes	8.110.000	0	0	0	0	8.110.000
402	06	04	00	Productos farmacéuticos y medicamentos	32.000	0	0	0	0	32.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080156003 EJECUTAR ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA AVIACIÓN MILITAR BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 48

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA AVIACIÓN MILITAR BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	06	00	Combustibles y lubricantes	4.806.000	0	0	0	0	4.806.000
402	06	07	00	Productos diversos derivados del petróleo y del carbón	1.740.000	0	0	0	0	1.740.000
402	06	08	00	Productos plásticos	730.000	0	0	0	0	730.000
402	06	99	00	Otros productos de la industria química y conexos	10.000.000	0	0	0	0	10.000.000
402	07	00	00	Productos minerales no metálicos	2.908.000	0	0	0	0	2.908.000
402	07	02	00	Vidrios y productos de vidrio	745.000	0	0	0	0	745.000
402	07	03	00	Productos de arcilla para construcción	801.000	0	0	0	0	801.000
402	07	04	00	Cemento, cal y yeso	1.362.000	0	0	0	0	1.362.000
402	08	00	00	Productos metálicos	12.451.000	0	0	0	0	12.451.000
402	08	01	00	Productos primarios de hierro y acero	1.270.000	0	0	0	0	1.270.000
402	08	02	00	Productos de metales no ferrosos	240.000	0	0	0	0	240.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.006.000	0	0	0	0	4.006.000
402	08	04	00	Productos metálicos estructurales	472.000	0	0	0	0	472.000
402	08	07	00	Material de señalamiento	10.000	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.140.000	0	0	0	0	5.140.000
402	08	10	00	Repuestos y accesorios para otros equipos	1.313.000	0	0	0	0	1.313.000
402	09	00	00	Productos de madera	620.000	0	0	0	0	620.000
402	09	01	00	Productos primarios de madera	620.000	0	0	0	0	620.000
402	10	00	00	Productos varios y útiles diversos	36.739.000	0	0	0	0	36.739.000
402	10	01	00	Artículos de deporte, recreación y juguetes	522.000	0	0	0	0	522.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.822.000	0	0	0	0	1.822.000
402	10	03	00	Utensilios de cocina y comedor	5.545.000	0	0	0	0	5.545.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.000.000	0	0	0	0	2.000.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.188.000	0	0	0	0	2.188.000
402	10	06	00	Condecoraciones, ofrendas y similares	11.558.000	0	0	0	0	11.558.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080156003 EJECUTAR ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA AVIACIÓN MILITAR BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 48

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA AVIACIÓN MILITAR BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	3.516.000	0	0	0	0	3.516.000
402	10	08	00	Materiales para equipos de computación	2.952.000	0	0	0	0	2.952.000
402	10	11	00	Materiales eléctricos	4.098.000	0	0	0	0	4.098.000
402	10	12	00	Materiales para instalaciones sanitarias	2.514.000	0	0	0	0	2.514.000
402	10	13	00	Materiales fotográficos	24.000	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**73.215.209**	**0**	**0**	**0**	**0**	**73.215.209**
403	03	00	00	Derechos sobre bienes intangibles	440.000	0	0	0	0	440.000
403	03	03	00	Paquetes y programas de computación	440.000	0	0	0	0	440.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.400	0	0	0	0	2.400
403	08	02	00	Comisiones y gastos bancarios	2.400	0	0	0	0	2.400
403	09	00	00	Viáticos y pasajes	8.441.249	0	0	0	0	8.441.249
403	09	01	00	Viáticos y pasajes dentro del país	8.441.249	0	0	0	0	8.441.249
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	20.000	0	0	0	0	20.000
403	10	09	00	Servicios de lavandería y tintorería	20.000	0	0	0	0	20.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	21.765.200	0	0	0	0	21.765.200
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	2.272.000	0	0	0	0	2.272.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	9.676.000	0	0	0	0	9.676.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	472.000	0	0	0	0	472.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	4.384.200	0	0	0	0	4.384.200
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.811.000	0	0	0	0	2.811.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.150.000	0	0	0	0	2.150.000
403	12	00	00	Conservación y reparaciones menores de obras	12.555.000	0	0	0	0	12.555.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	12.555.000	0	0	0	0	12.555.000
403	18	00	00	Impuestos indirectos	29.991.360	0	0	0	0	29.991.360

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080156003 EJECUTAR ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA AVIACIÓN MILITAR BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 48

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA AVIACIÓN MILITAR BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	29.991.360	0	0	0	0	29.991.360
404	**00**	**00**	**00**	**Activos reales**	**22.140.800**	**0**	**0**	**0**	**0**	**22.140.800**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	2.194.500	0	0	0	0	2.194.500
404	01	01	00	Repuestos mayores	1.594.500	0	0	0	0	1.594.500
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.100.000	0	0	0	0	1.100.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	494.500	0	0	0	0	494.500
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	600.000	0	0	0	0	600.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	600.000	0	0	0	0	600.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.597.400	0	0	0	0	3.597.400
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	1.100.000	0	0	0	0	1.100.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	2.400.000	0	0	0	0	2.400.000
404	03	05	00	Maquinaria y equipos industriales y de taller	97.400	0	0	0	0	97.400
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.500.000	0	0	0	0	3.500.000
404	05	01	00	Equipos de telecomunicaciones	3.500.000	0	0	0	0	3.500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	728.900	0	0	0	0	728.900
404	07	01	00	Equipos científicos y de laboratorio	334.000	0	0	0	0	334.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	394.900	0	0	0	0	394.900
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.020.000	0	0	0	0	11.020.000
404	09	03	00	Mobiliario y equipos de alojamiento	11.020.000	0	0	0	0	11.020.000
404	12	00	00	Activos intangibles	1.100.000	0	0	0	0	1.100.000
404	12	04	00	Paquetes y programas de computación	1.100.000	0	0	0	0	1.100.000
				Totales	**288.363.009**	**0**	**0**	**0**	**0**	**288.363.009**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080156004 EJECUTAR ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA GUARDIA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA GUARDIA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**350.649.927**	0	0	0	0	**350.649.927**
402	01	00	00	Productos alimenticios y agropecuarios	1.603.160	0	0	0	0	1.603.160
402	01	01	00	Alimentos y bebidas para personas	1.603.160	0	0	0	0	1.603.160
402	03	00	00	Textiles y vestuarios	268.648.209	0	0	0	0	268.648.209
402	03	01	00	Textiles	57.771.600	0	0	0	0	57.771.600
402	03	02	00	Prendas de vestir	160.309.254	0	0	0	0	160.309.254
402	03	03	00	Calzados	50.567.355	0	0	0	0	50.567.355
402	04	00	00	Productos de cuero y caucho	20.787.753	0	0	0	0	20.787.753
402	04	02	00	Productos de cuero y sucedáneos del cuero	7.935.559	0	0	0	0	7.935.559
402	04	03	00	Cauchos y tripas para vehículos	12.852.194	0	0	0	0	12.852.194
402	05	00	00	Productos de papel, cartón e impresos	2.315.131	0	0	0	0	2.315.131
402	05	02	00	Envases y cajas de papel y cartón	377.475	0	0	0	0	377.475
402	05	03	00	Productos de papel y cartón para oficina	1.155.065	0	0	0	0	1.155.065
402	05	04	00	Libros, revistas y periódicos	213.150	0	0	0	0	213.150
402	05	06	00	Productos de papel y cartón para computación	62.913	0	0	0	0	62.913
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	506.528	0	0	0	0	506.528
402	06	00	00	Productos químicos y derivados	4.432.143	0	0	0	0	4.432.143
402	06	03	00	Tintas, pinturas y colorantes	1.536.746	0	0	0	0	1.536.746
402	06	06	00	Combustibles y lubricantes	2.895.397	0	0	0	0	2.895.397
402	08	00	00	Productos metálicos	36.649.368	0	0	0	0	36.649.368
402	08	05	00	Materiales de orden público, seguridad y defensa	30.198.000	0	0	0	0	30.198.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	6.451.368	0	0	0	0	6.451.368
402	10	00	00	Productos varios y útiles diversos	16.214.163	0	0	0	0	16.214.163
402	10	02	00	Materiales y útiles de limpieza y aseo	1.037.863	0	0	0	0	1.037.863
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	573.510	0	0	0	0	573.510

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080156004 EJECUTAR ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA GUARDIA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA GUARDIA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	12.582.500	0	0	0	0	12.582.500
402	10	07	00	Productos de seguridad en el trabajo	321.138	0	0	0	0	321.138
402	10	08	00	Materiales para equipos de computación	792.824	0	0	0	0	792.824
402	10	11	00	Materiales eléctricos	486.099	0	0	0	0	486.099
402	10	12	00	Materiales para instalaciones sanitarias	420.229	0	0	0	0	420.229
403	**00**	**00**	**00**	**Servicios no personales**	**57.762.478**	**0**	**0**	**0**	**0**	**57.762.478**
403	09	00	00	Viáticos y pasajes	2.955.068	0	0	0	0	2.955.068
403	09	01	00	Viáticos y pasajes dentro del país	2.955.068	0	0	0	0	2.955.068
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.907.444	0	0	0	0	6.907.444
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	686.360	0	0	0	0	686.360
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	6.221.084	0	0	0	0	6.221.084
403	18	00	00	Impuestos indirectos	47.899.966	0	0	0	0	47.899.966
403	18	01	00	Impuesto al valor agregado	47.899.966	0	0	0	0	47.899.966
404	**00**	**00**	**00**	**Activos reales**	**31.456.250**	**0**	**0**	**0**	**0**	**31.456.250**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	5.033.000	0	0	0	0	5.033.000
404	01	01	00	Repuestos mayores	2.516.500	0	0	0	0	2.516.500
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	2.516.500	0	0	0	0	2.516.500
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	2.516.500	0	0	0	0	2.516.500
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	2.516.500	0	0	0	0	2.516.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	26.423.250	0	0	0	0	26.423.250
404	09	01	00	Mobiliario y equipos de oficina	5.033.000	0	0	0	0	5.033.000
404	09	02	00	Equipos de computación	3.774.750	0	0	0	0	3.774.750
404	09	03	00	Mobiliario y equipos de alojamiento	17.615.500	0	0	0	0	17.615.500
				Totales	**439.868.655**	**0**	**0**	**0**	**0**	**439.868.655**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080156005 EJECUTAR ACTIVIDADES LOGÍSTICAS DE LOS SISTEMAS COMUNICACIONALES

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COMUNICACIONES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	12.358.380	0	0	0	0	12.358.380
402	01	00	00	Productos alimenticios y agropecuarios	80.555	0	0	0	0	80.555
402	01	01	00	Alimentos y bebidas para personas	80.555	0	0	0	0	80.555
402	02	00	00	Productos de minas, canteras y yacimientos	15.000	0	0	0	0	15.000
402	02	05	00	Piedra, arcilla, arena y tierra	15.000	0	0	0	0	15.000
402	03	00	00	Textiles y vestuarios	120.000	0	0	0	0	120.000
402	03	02	00	Prendas de vestir	120.000	0	0	0	0	120.000
402	04	00	00	Productos de cuero y caucho	749.000	0	0	0	0	749.000
402	04	03	00	Cauchos y tripas para vehículos	749.000	0	0	0	0	749.000
402	05	00	00	Productos de papel, cartón e impresos	2.129.824	0	0	0	0	2.129.824
402	05	01	00	Pulpa de madera, papel y cartón	150.000	0	0	0	0	150.000
402	05	02	00	Envases y cajas de papel y cartón	10.324	0	0	0	0	10.324
402	05	03	00	Productos de papel y cartón para oficina	1.950.000	0	0	0	0	1.950.000
402	05	04	00	Libros, revistas y periódicos	9.000	0	0	0	0	9.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.500	0	0	0	0	10.500
402	06	00	00	Productos químicos y derivados	2.335.072	0	0	0	0	2.335.072
402	06	02	00	Abonos, plaguicidas y otros	20.402	0	0	0	0	20.402
402	06	03	00	Tintas, pinturas y colorantes	1.700.000	0	0	0	0	1.700.000
402	06	04	00	Productos farmacéuticos y medicamentos	15.670	0	0	0	0	15.670
402	06	06	00	Combustibles y lubricantes	580.000	0	0	0	0	580.000
402	06	08	00	Productos plásticos	19.000	0	0	0	0	19.000
402	07	00	00	Productos minerales no metálicos	73.000	0	0	0	0	73.000
402	07	02	00	Vidrios y productos de vidrio	25.000	0	0	0	0	25.000
402	07	03	00	Productos de arcilla para construcción	18.000	0	0	0	0	18.000
402	07	04	00	Cemento, cal y yeso	30.000	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080156005 EJECUTAR ACTIVIDADES LOGÍSTICAS DE LOS SISTEMAS COMUNICACIONALES

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COMUNICACIONES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	00	00	Productos metálicos	3.837.534	0	0	0	0	3.837.534
402	08	01	00	Productos primarios de hierro y acero	19.534	0	0	0	0	19.534
402	08	02	00	Productos de metales no ferrosos	8.000	0	0	0	0	8.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	380.000	0	0	0	0	380.000
402	08	04	00	Productos metálicos estructurales	30.000	0	0	0	0	30.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.000.000	0	0	0	0	3.000.000
402	08	10	00	Repuestos y accesorios para otros equipos	400.000	0	0	0	0	400.000
402	09	00	00	Productos de madera	175.000	0	0	0	0	175.000
402	09	01	00	Productos primarios de madera	25.000	0	0	0	0	25.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	150.000	0	0	0	0	150.000
402	10	00	00	Productos varios y útiles diversos	2.843.395	0	0	0	0	2.843.395
402	10	01	00	Artículos de deporte, recreación y juguetes	300.000	0	0	0	0	300.000
402	10	02	00	Materiales y útiles de limpieza y aseo	800.550	0	0	0	0	800.550
402	10	03	00	Utensilios de cocina y comedor	100.125	0	0	0	0	100.125
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.352	0	0	0	0	100.352
402	10	06	00	Condecoraciones, ofrendas y similares	450.000	0	0	0	0	450.000
402	10	07	00	Productos de seguridad en el trabajo	270.368	0	0	0	0	270.368
402	10	08	00	Materiales para equipos de computación	222.000	0	0	0	0	222.000
402	10	11	00	Materiales eléctricos	350.000	0	0	0	0	350.000
402	10	12	00	Materiales para instalaciones sanitarias	250.000	0	0	0	0	250.000
403	**00**	**00**	**00**	**Servicios no personales**	**15.000.300**	**0**	**0**	**0**	**0**	**15.000.300**
403	04	00	00	Servicios básicos	11.650	0	0	0	0	11.650
403	04	02	00	Gas	11.650	0	0	0	0	11.650
403	07	00	00	Servicios de información, impresión y relaciones públicas	98.505	0	0	0	0	98.505
403	07	02	00	Imprenta y reproducción	98.505	0	0	0	0	98.505

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080156005 EJECUTAR ACTIVIDADES LOGÍSTICAS DE LOS SISTEMAS COMUNICACIONALES

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COMUNICACIONES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	00	00	Viáticos y pasajes	3.013.515	0	0	0	0	3.013.515
403	09	01	00	Viáticos y pasajes dentro del país	3.013.515	0	0	0	0	3.013.515
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.931.254	0	0	0	0	1.931.254
403	10	07	00	Servicios de capacitación y adiestramiento	670.644	0	0	0	0	670.644
403	10	09	00	Servicios de lavandería y tintorería	10.510	0	0	0	0	10.510
403	10	11	00	Servicios para la elaboración y suministro de comida	1.250.100	0	0	0	0	1.250.100
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.548.020	0	0	0	0	5.548.020
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	545.400	0	0	0	0	545.400
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.546.600	0	0	0	0	1.546.600
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	1.900.670	0	0	0	0	1.900.670
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.555.350	0	0	0	0	1.555.350
403	12	00	00	Conservación y reparaciones menores de obras	463.300	0	0	0	0	463.300
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	463.300	0	0	0	0	463.300
403	18	00	00	Impuestos indirectos	3.921.981	0	0	0	0	3.921.981
403	18	01	00	Impuesto al valor agregado	3.921.981	0	0	0	0	3.921.981
403	99	00	00	Otros servicios no personales	12.075	0	0	0	0	12.075
403	99	01	00	Otros servicios no personales	12.075	0	0	0	0	12.075
404	**00**	**00**	**00**	**Activos reales**	**12.782.550**	**0**	**0**	**0**	**0**	**12.782.550**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	4.700.000	0	0	0	0	4.700.000
404	01	01	00	Repuestos mayores	2.650.000	0	0	0	0	2.650.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	950.000	0	0	0	0	950.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	500.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	1.200.000	0	0	0	0	1.200.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	2.050.000	0	0	0	0	2.050.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080156005 EJECUTAR ACTIVIDADES LOGÍSTICAS DE LOS SISTEMAS COMUNICACIONALES

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COMUNICACIONES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	1.600.000	0	0	0	0	1.600.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	450.000	0	0	0	0	450.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.030.000	0	0	0	0	1.030.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	300.000	0	0	0	0	300.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	100.000	0	0	0	0	100.000
404	03	05	00	Maquinaria y equipos industriales y de taller	330.000	0	0	0	0	330.000
404	03	06	00	Maquinaria y equipos de energía	300.000	0	0	0	0	300.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.200.000	0	0	0	0	3.200.000
404	05	01	00	Equipos de telecomunicaciones	3.200.000	0	0	0	0	3.200.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	680.000	0	0	0	0	680.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	300.000	0	0	0	0	300.000
404	07	06	00	Instrumentos musicales y equipos de audio	380.000	0	0	0	0	380.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.850.000	0	0	0	0	2.850.000
404	09	01	00	Mobiliario y equipos de oficina	500.000	0	0	0	0	500.000
404	09	02	00	Equipos de computación	1.600.000	0	0	0	0	1.600.000
404	09	03	00	Mobiliario y equipos de alojamiento	750.000	0	0	0	0	750.000
404	99	00	00	Otros activos reales	322.550	0	0	0	0	322.550
404	99	01	00	Otros activos reales	322.550	0	0	0	0	322.550
				Totales	**40.141.230**	**0**	**0**	**0**	**0**	**40.141.230**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080156006 EJECUTAR ACTIVIDADES LOGÍSTICAS DE LOS SISTEMAS OPERACIONALES

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 16

RESPONSABLE/EJECUTOR: BRIGADA LOGÍSTICA DEL COMANDO DE OPERACIONES DE LA DEFENSA AEROESPACIAL INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.996.891**	**0**	**0**	**0**	**0**	**25.996.891**
402	01	00	00	Productos alimenticios y agropecuarios	183.000	0	0	0	0	183.000
402	01	01	00	Alimentos y bebidas para personas	183.000	0	0	0	0	183.000
402	04	00	00	Productos de cuero y caucho	5.680.500	0	0	0	0	5.680.500
402	04	03	00	Cauchos y tripas para vehículos	5.680.500	0	0	0	0	5.680.500
402	05	00	00	Productos de papel, cartón e impresos	1.270.590	0	0	0	0	1.270.590
402	05	01	00	Pulpa de madera, papel y cartón	55.820	0	0	0	0	55.820
402	05	03	00	Productos de papel y cartón para oficina	930.380	0	0	0	0	930.380
402	05	06	00	Productos de papel y cartón para computación	53.140	0	0	0	0	53.140
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	231.250	0	0	0	0	231.250
402	06	00	00	Productos químicos y derivados	4.282.690	0	0	0	0	4.282.690
402	06	03	00	Tintas, pinturas y colorantes	695.980	0	0	0	0	695.980
402	06	06	00	Combustibles y lubricantes	3.403.871	0	0	0	0	3.403.871
402	06	08	00	Productos plásticos	182.839	0	0	0	0	182.839
402	08	00	00	Productos metálicos	13.013.984	0	0	0	0	13.013.984
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.460.884	0	0	0	0	10.460.884
402	08	10	00	Repuestos y accesorios para otros equipos	2.553.100	0	0	0	0	2.553.100
402	10	00	00	Productos varios y útiles diversos	1.566.127	0	0	0	0	1.566.127
402	10	02	00	Materiales y útiles de limpieza y aseo	441.219	0	0	0	0	441.219
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	283.021	0	0	0	0	283.021
402	10	06	00	Condecoraciones, ofrendas y similares	45.180	0	0	0	0	45.180
402	10	07	00	Productos de seguridad en el trabajo	267.520	0	0	0	0	267.520
402	10	08	00	Materiales para equipos de computación	209.498	0	0	0	0	209.498
402	10	11	00	Materiales eléctricos	197.600	0	0	0	0	197.600
402	10	12	00	Materiales para instalaciones sanitarias	122.089	0	0	0	0	122.089

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080156006 EJECUTAR ACTIVIDADES LOGÍSTICAS DE LOS SISTEMAS OPERACIONALES

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 16

RESPONSABLE/EJECUTOR: BRIGADA LOGÍSTICA DEL COMANDO DE OPERACIONES DE LA DEFENSA AEROESPACIAL INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**24.416.581**	**0**	**0**	**0**	**0**	**24.416.581**
403	09	00	00	Viáticos y pasajes	6.694.650	0	0	0	0	6.694.650
403	09	01	00	Viáticos y pasajes dentro del país	6.694.650	0	0	0	0	6.694.650
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.339.242	0	0	0	0	10.339.242
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	2.571.478	0	0	0	0	2.571.478
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	6.218.990	0	0	0	0	6.218.990
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.548.774	0	0	0	0	1.548.774
403	12	00	00	Conservación y reparaciones menores de obras	1.720.100	0	0	0	0	1.720.100
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.720.100	0	0	0	0	1.720.100
403	18	00	00	Impuestos indirectos	5.662.589	0	0	0	0	5.662.589
403	18	01	00	Impuesto al valor agregado	5.662.589	0	0	0	0	5.662.589
404	**00**	**00**	**00**	**Activos reales**	**9.300.000**	**0**	**0**	**0**	**0**	**9.300.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	3.755.087	0	0	0	0	3.755.087
404	01	01	00	Repuestos mayores	2.194.887	0	0	0	0	2.194.887
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	2.194.887	0	0	0	0	2.194.887
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	1.560.200	0	0	0	0	1.560.200
404	01	02	01	Reparaciones, mejoras y adiciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	800.000	0	0	0	0	800.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	760.200	0	0	0	0	760.200
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.544.913	0	0	0	0	5.544.913
404	09	01	00	Mobiliario y equipos de oficina	2.654.913	0	0	0	0	2.654.913
404	09	02	00	Equipos de computación	2.890.000	0	0	0	0	2.890.000
				Totales	**59.713.472**	**0**	**0**	**0**	**0**	**59.713.472**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080156007 EJECUTAR ACTIVIDADES ADMINISTRATIVAS DEL COMANDO LOGÍSTICO OPERACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 8

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	449.830.385	0	0	0	0	449.830.385
402	01	00	00	Productos alimenticios y agropecuarios	22.536.873	0	0	0	0	22.536.873
402	01	01	00	Alimentos y bebidas para personas	22.536.873	0	0	0	0	22.536.873
402	03	00	00	Textiles y vestuarios	8.644.844	0	0	0	0	8.644.844
402	03	02	00	Prendas de vestir	8.644.844	0	0	0	0	8.644.844
402	04	00	00	Productos de cuero y caucho	80.037.842	0	0	0	0	80.037.842
402	04	03	00	Cauchos y tripas para vehículos	80.037.842	0	0	0	0	80.037.842
402	05	00	00	Productos de papel, cartón e impresos	57.223.690	0	0	0	0	57.223.690
402	05	01	00	Pulpa de madera, papel y cartón	12.317.824	0	0	0	0	12.317.824
402	05	02	00	Envases y cajas de papel y cartón	10.631.577	0	0	0	0	10.631.577
402	05	03	00	Productos de papel y cartón para oficina	18.644.413	0	0	0	0	18.644.413
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	15.629.876	0	0	0	0	15.629.876
402	06	00	00	Productos químicos y derivados	28.372.725	0	0	0	0	28.372.725
402	06	03	00	Tintas, pinturas y colorantes	18.622.106	0	0	0	0	18.622.106
402	06	06	00	Combustibles y lubricantes	9.750.619	0	0	0	0	9.750.619
402	08	00	00	Productos metálicos	93.048.571	0	0	0	0	93.048.571
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	13.864.827	0	0	0	0	13.864.827
402	08	05	00	Materiales de orden público, seguridad y defensa	44.096.227	0	0	0	0	44.096.227
402	08	09	00	Repuestos y accesorios para equipos de transporte	35.087.517	0	0	0	0	35.087.517
402	10	00	00	Productos varios y útiles diversos	159.965.840	0	0	0	0	159.965.840
402	10	02	00	Materiales y útiles de limpieza y aseo	21.496.288	0	0	0	0	21.496.288
402	10	03	00	Utensilios de cocina y comedor	35.491.985	0	0	0	0	35.491.985
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	43.572.213	0	0	0	0	43.572.213
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	17.921.251	0	0	0	0	17.921.251
402	10	07	00	Productos de seguridad en el trabajo	15.447.289	0	0	0	0	15.447.289

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080156007 EJECUTAR ACTIVIDADES ADMINISTRATIVAS DEL COMANDO LOGÍSTICO OPERACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 8

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	08	00	Materiales para equipos de computación	16.086.642	0	0	0	0	16.086.642
402	10	11	00	Materiales eléctricos	9.950.172	0	0	0	0	9.950.172
403	**00**	**00**	**00**	**Servicios no personales**	**164.674.137**	**0**	**0**	**0**	**0**	**164.674.137**
403	06	00	00	Servicios de transporte y almacenaje	30.346.979	0	0	0	0	30.346.979
403	06	01	00	Fletes y embalajes	30.346.979	0	0	0	0	30.346.979
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.100.308	0	0	0	0	5.100.308
403	07	01	00	Publicidad y propaganda	5.100.308	0	0	0	0	5.100.308
403	09	00	00	Viáticos y pasajes	5.617.500	0	0	0	0	5.617.500
403	09	01	00	Viáticos y pasajes dentro del país	5.617.500	0	0	0	0	5.617.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	13.946.194	0	0	0	0	13.946.194
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	13.946.194	0	0	0	0	13.946.194
403	12	00	00	Conservación y reparaciones menores de obras	12.265.178	0	0	0	0	12.265.178
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	12.265.178	0	0	0	0	12.265.178
403	18	00	00	Impuestos indirectos	97.397.978	0	0	0	0	97.397.978
403	18	01	00	Impuesto al valor agregado	97.397.978	0	0	0	0	97.397.978
404	**00**	**00**	**00**	**Activos reales**	**247.862.936**	**0**	**0**	**0**	**0**	**247.862.936**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	46.144.364	0	0	0	0	46.144.364
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	46.144.364	0	0	0	0	46.144.364
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	46.144.364	0	0	0	0	46.144.364
404	04	00	00	Equipos de transporte, tracción y elevación	80.541.657	0	0	0	0	80.541.657
404	04	01	00	Vehículos automotores terrestres	80.541.657	0	0	0	0	80.541.657
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	20.835.380	0	0	0	0	20.835.380
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	20.835.380	0	0	0	0	20.835.380
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	100.341.535	0	0	0	0	100.341.535
404	09	01	00	Mobiliario y equipos de oficina	16.133.489	0	0	0	0	16.133.489

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080156007 EJECUTAR ACTIVIDADES ADMINISTRATIVAS DEL COMANDO LOGÍSTICO OPERACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 8

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	02	00	Equipos de computación	34.473.790	0	0	0	0	34.473.790
404	09	03	00	Mobiliario y equipos de alojamiento	49.734.256	0	0	0	0	49.734.256
				Totales	**862.367.458**	**0**	**0**	**0**	**0**	**862.367.458**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128987 080156000 SOSTENIMIENTO LOGÍSTICO DE LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: DESARROLLAR EL SISTEMA DE CAMPAÑA EN LA FUERZA ARMADA NACIONAL BOLIVARIANA, AJUSTADO A LA ESTRUCTURA OPERACIONAL Y EN CORRESPONDENCIA CON EL CONCEPTO ESTRATÉGICO MILITAR.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 124

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080156008 EJECUTAR LAS RESERVAS ESTRATÉGICAS DEL COMANDO LOGÍSTICO OPERACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 4

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**226.589.723**	**0**	**0**	**0**	**0**	**226.589.723**
402	01	00	00	Productos alimenticios y agropecuarios	51.824.131	0	0	0	0	51.824.131
402	01	01	00	Alimentos y bebidas para personas	51.824.131	0	0	0	0	51.824.131
402	04	00	00	Productos de cuero y caucho	85.194.491	0	0	0	0	85.194.491
402	04	03	00	Cauchos y tripas para vehículos	85.194.491	0	0	0	0	85.194.491
402	08	00	00	Productos metálicos	89.571.101	0	0	0	0	89.571.101
402	08	09	00	Repuestos y accesorios para equipos de transporte	89.571.101	0	0	0	0	89.571.101
403	**00**	**00**	**00**	**Servicios no personales**	**48.510.396**	**0**	**0**	**0**	**0**	**48.510.396**
403	18	00	00	Impuestos indirectos	48.510.396	0	0	0	0	48.510.396
403	18	01	00	Impuesto al valor agregado	48.510.396	0	0	0	0	48.510.396
404	**00**	**00**	**00**	**Activos reales**	**110.604.210**	**0**	**0**	**0**	**0**	**110.604.210**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	17.141.816	0	0	0	0	17.141.816
404	03	06	00	Maquinaria y equipos de energía	17.141.816	0	0	0	0	17.141.816
404	04	00	00	Equipos de transporte, tracción y elevación	93.462.394	0	0	0	0	93.462.394
404	04	03	00	Equipos marítimos de transporte	48.249.304	0	0	0	0	48.249.304
404	04	06	00	Equipos auxiliares de transporte	45.213.090	0	0	0	0	45.213.090
				Totales	**385.704.329**	**0**	**0**	**0**	**0**	**385.704.329**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128962 080157000 FORTALECIMIENTO DE LA GESTIÓN JUDICIAL EN LA JURISDICCIÓN PENAL MILITAR (FGM)

OBJETIVO DEL PROYECTO: OBSERVAR EL PROCESO MILITAR PENAL, CON CRITERIO DE OBJETIVIDAD E INVESTIGAR LOS HECHOS Y CIRCUNSTANCIAS QUE TIPIFIQUEN EL DELITO O GRAVEN, ATENÚEN, EXAMINEN O EXTINGA LA RESPONSABILIDAD PENAL DEL IMPUTADO

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 15.350

RESPONSABLE/EJECUTOR: FISCALÍA GENERAL MILITAR **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.232.915**	**0**	**0**	**0**	**0**	**25.232.915**
402	01	00	00	Productos alimenticios y agropecuarios	451.476	0	0	0	0	451.476
402	01	01	00	Alimentos y bebidas para personas	451.476	0	0	0	0	451.476
402	04	00	00	Productos de cuero y caucho	2.259.750	0	0	0	0	2.259.750
402	04	03	00	Cauchos y tripas para vehículos	2.259.750	0	0	0	0	2.259.750
402	05	00	00	Productos de papel, cartón e impresos	5.490.752	0	0	0	0	5.490.752
402	05	01	00	Pulpa de madera, papel y cartón	223.250	0	0	0	0	223.250
402	05	03	00	Productos de papel y cartón para oficina	4.291.875	0	0	0	0	4.291.875
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	975.627	0	0	0	0	975.627
402	06	00	00	Productos químicos y derivados	1.268.859	0	0	0	0	1.268.859
402	06	03	00	Tintas, pinturas y colorantes	899.405	0	0	0	0	899.405
402	06	06	00	Combustibles y lubricantes	225.079	0	0	0	0	225.079
402	06	08	00	Productos plásticos	144.375	0	0	0	0	144.375
402	08	00	00	Productos metálicos	1.658.545	0	0	0	0	1.658.545
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	446.011	0	0	0	0	446.011
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.212.534	0	0	0	0	1.212.534
402	10	00	00	Productos varios y útiles diversos	14.103.533	0	0	0	0	14.103.533
402	10	02	00	Materiales y útiles de limpieza y aseo	667.746	0	0	0	0	667.746
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	967.298	0	0	0	0	967.298
402	10	06	00	Condecoraciones, ofrendas y similares	677.875	0	0	0	0	677.875
402	10	08	00	Materiales para equipos de computación	10.864.991	0	0	0	0	10.864.991
402	10	11	00	Materiales eléctricos	593.750	0	0	0	0	593.750
402	10	12	00	Materiales para instalaciones sanitarias	331.873	0	0	0	0	331.873
403	**00**	**00**	**00**	**Servicios no personales**	**9.518.674**	**0**	**0**	**0**	**0**	**9.518.674**
403	09	00	00	Viáticos y pasajes	2.820.280	0	0	0	0	2.820.280
403	09	01	00	Viáticos y pasajes dentro del país	2.820.280	0	0	0	0	2.820.280
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.455.655	0	0	0	0	2.455.655
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.276.385	0	0	0	0	1.276.385
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.179.270	0	0	0	0	1.179.270

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128962 080157000 FORTALECIMIENTO DE LA GESTIÓN JUDICIAL EN LA JURISDICCIÓN PENAL MILITAR (FGM)

OBJETIVO DEL PROYECTO: OBSERVAR EL PROCESO MILITAR PENAL, CON CRITERIO DE OBJETIVIDAD E INVESTIGAR LOS HECHOS Y CIRCUNSTANCIAS QUE TIPIFIQUEN EL DELITO O GRAVEN, ATENÚEN, EXAMINEN O EXTINGA LA RESPONSABILIDAD PENAL DEL IMPUTADO

UNIDAD DE MEDIDA: ACTUACIÓN

META: 15.350

RESPONSABLE/EJECUTOR: FISCALÍA GENERAL MILITAR

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	4.242.739	0	0	0	0	4.242.739
403	18	01	00	Impuesto al valor agregado	4.242.739	0	0	0	0	4.242.739
404	**00**	**00**	**00**	**Activos reales**	**7.893.400**	**0**	**0**	**0**	**0**	**7.893.400**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	698.625	0	0	0	0	698.625
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	698.625	0	0	0	0	698.625
404	04	00	00	Equipos de transporte, tracción y elevación	3.093.750	0	0	0	0	3.093.750
404	04	01	00	Vehículos automotores terrestres	3.093.750	0	0	0	0	3.093.750
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.101.025	0	0	0	0	4.101.025
404	09	01	00	Mobiliario y equipos de oficina	1.317.775	0	0	0	0	1.317.775
404	09	02	00	Equipos de computación	2.044.500	0	0	0	0	2.044.500
404	09	03	00	Mobiliario y equipos de alojamiento	592.500	0	0	0	0	592.500
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	146.250	0	0	0	0	146.250
				Totales	**42.644.989**	**0**	**0**	**0**	**0**	**42.644.989**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 08 - 131

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128962 080157000 FORTALECIMIENTO DE LA GESTIÓN JUDICIAL EN LA JURISDICCIÓN PENAL MILITAR (FGM)

OBJETIVO DEL PROYECTO: OBSERVAR EL PROCESO MILITAR PENAL, CON CRITERIO DE OBJETIVIDAD E INVESTIGAR LOS HECHOS Y CIRCUNSTANCIAS QUE TIPIFIQUEN EL DELITO O GRAVEN, ATENÚEN, EXAMINEN O EXTINGA LA RESPONSABILIDAD PENAL DEL IMPUTADO

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 15.350

RESPONSABLE/EJECUTOR: FISCALÍA GENERAL MILITAR **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128962 080157000 FORTALECIMIENTO DE LA GESTIÓN JUDICIAL EN LA JURISDICCIÓN PENAL MILITAR (FGM)

OBJETIVO DEL PROYECTO: OBSERVAR EL PROCESO MILITAR PENAL, CON CRITERIO DE OBJETIVIDAD E INVESTIGAR LOS HECHOS Y CIRCUNSTANCIAS QUE TIPIFIQUEN EL DELITO O GRAVEN, ATENÚEN, EXAMINEN O EXTINGA LA RESPONSABILIDAD PENAL DEL IMPUTADO

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 15.350

RESPONSABLE/EJECUTOR: FISCALÍA GENERAL MILITAR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080157001 REALIZAR LAS ACTUACIONES PROCESALES A NIVEL NACIONAL

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 15.350

RESPONSABLE/EJECUTOR: FISCALÍA GENERAL MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**17.323.041**	**0**	**0**	**0**	**0**	**17.323.041**
402	05	00	00	Productos de papel, cartón e impresos	5.490.752	0	0	0	0	5.490.752
402	05	01	00	Pulpa de madera, papel y cartón	223.250	0	0	0	0	223.250
402	05	03	00	Productos de papel y cartón para oficina	4.291.875	0	0	0	0	4.291.875
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	975.627	0	0	0	0	975.627
402	10	00	00	Productos varios y útiles diversos	11.832.289	0	0	0	0	11.832.289
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	967.298	0	0	0	0	967.298
402	10	08	00	Materiales para equipos de computación	10.864.991	0	0	0	0	10.864.991
403	**00**	**00**	**00**	**Servicios no personales**	**4.899.044**	**0**	**0**	**0**	**0**	**4.899.044**
403	09	00	00	Viáticos y pasajes	2.820.280	0	0	0	0	2.820.280
403	09	01	00	Viáticos y pasajes dentro del país	2.820.280	0	0	0	0	2.820.280
403	18	00	00	Impuestos indirectos	2.078.764	0	0	0	0	2.078.764
403	18	01	00	Impuesto al valor agregado	2.078.764	0	0	0	0	2.078.764
				Totales	**22.222.085**	**0**	**0**	**0**	**0**	**22.222.085**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128962 080157000 FORTALECIMIENTO DE LA GESTIÓN JUDICIAL EN LA JURISDICCIÓN PENAL MILITAR (FGM)

OBJETIVO DEL PROYECTO: OBSERVAR EL PROCESO MILITAR PENAL, CON CRITERIO DE OBJETIVIDAD E INVESTIGAR LOS HECHOS Y CIRCUNSTANCIAS QUE TIPIFIQUEN EL DELITO O GRAVEN, ATENÚEN, EXAMINEN O EXTINGA LA RESPONSABILIDAD PENAL DEL IMPUTADO

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 15.350

RESPONSABLE/EJECUTOR: FISCALÍA GENERAL MILITAR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080157002 REALIZAR LAS ACTIVIDADES DE LOGÍSTICAS NECESARIAS QUE GARANTICEN EL FUNCIONAMIENTO DE TODAS LAS FISCALÍAS DE PROCESO A NIVEL NACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 44

RESPONSABLE/EJECUTOR: FISCALÍA GENERAL MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.909.874**	**0**	**0**	**0**	**0**	**7.909.874**
402	01	00	00	Productos alimenticios y agropecuarios	451.476	0	0	0	0	451.476
402	01	01	00	Alimentos y bebidas para personas	451.476	0	0	0	0	451.476
402	04	00	00	Productos de cuero y caucho	2.259.750	0	0	0	0	2.259.750
402	04	03	00	Cauchos y tripas para vehículos	2.259.750	0	0	0	0	2.259.750
402	06	00	00	Productos químicos y derivados	1.268.859	0	0	0	0	1.268.859
402	06	03	00	Tintas, pinturas y colorantes	899.405	0	0	0	0	899.405
402	06	06	00	Combustibles y lubricantes	225.079	0	0	0	0	225.079
402	06	08	00	Productos plásticos	144.375	0	0	0	0	144.375
402	08	00	00	Productos metálicos	1.658.545	0	0	0	0	1.658.545
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	446.011	0	0	0	0	446.011
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.212.534	0	0	0	0	1.212.534
402	10	00	00	Productos varios y útiles diversos	2.271.244	0	0	0	0	2.271.244
402	10	02	00	Materiales y útiles de limpieza y aseo	667.746	0	0	0	0	667.746
402	10	06	00	Condecoraciones, ofrendas y similares	677.875	0	0	0	0	677.875
402	10	11	00	Materiales eléctricos	593.750	0	0	0	0	593.750
402	10	12	00	Materiales para instalaciones sanitarias	331.873	0	0	0	0	331.873
403	**00**	**00**	**00**	**Servicios no personales**	**4.619.630**	**0**	**0**	**0**	**0**	**4.619.630**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.455.655	0	0	0	0	2.455.655
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.276.385	0	0	0	0	1.276.385
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.179.270	0	0	0	0	1.179.270
403	18	00	00	Impuestos indirectos	2.163.975	0	0	0	0	2.163.975
403	18	01	00	Impuesto al valor agregado	2.163.975	0	0	0	0	2.163.975
404	**00**	**00**	**00**	**Activos reales**	**7.893.400**	**0**	**0**	**0**	**0**	**7.893.400**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	698.625	0	0	0	0	698.625

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128962 080157000 FORTALECIMIENTO DE LA GESTIÓN JUDICIAL EN LA JURISDICCIÓN PENAL MILITAR (FGM)

OBJETIVO DEL PROYECTO: OBSERVAR EL PROCESO MILITAR PENAL, CON CRITERIO DE OBJETIVIDAD E INVESTIGAR LOS HECHOS Y CIRCUNSTANCIAS QUE TIPIFIQUEN EL DELITO O GRAVEN, ATENÚEN, EXAMINEN O EXTINGA LA RESPONSABILIDAD PENAL DEL IMPUTADO

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 15.350

RESPONSABLE/EJECUTOR: FISCALÍA GENERAL MILITAR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080157002 REALIZAR LAS ACTIVIDADES DE LOGÍSTICAS NECESARIAS QUE GARANTICEN EL FUNCIONAMIENTO DE TODAS LAS FISCALÍAS DE PROCESO A NIVEL NACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 44

RESPONSABLE/EJECUTOR: FISCALÍA GENERAL MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	698.625	0	0	0	0	698.625
404	04	00	00	Equipos de transporte, tracción y elevación	3.093.750	0	0	0	0	3.093.750
404	04	01	00	Vehículos automotores terrestres	3.093.750	0	0	0	0	3.093.750
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.101.025	0	0	0	0	4.101.025
404	09	01	00	Mobiliario y equipos de oficina	1.317.775	0	0	0	0	1.317.775
404	09	02	00	Equipos de computación	2.044.500	0	0	0	0	2.044.500
404	09	03	00	Mobiliario y equipos de alojamiento	592.500	0	0	0	0	592.500
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	146.250	0	0	0	0	146.250
				Totales	**20.422.904**	**0**	**0**	**0**	**0**	**20.422.904**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128972 080158000 PRESTACIÓN DE SERVICIOS DIVERSOS A LAS UNIDADES MILITARES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA UNIFORMIDAD EN LA DOTACIÓN DE UNIDADES MILITARES PARA EL DESEMPEÑO ÓPTIMO DE SUS FUNCIONES Y EL MEJOR FUNCIONAMIENTO OPERATIVO.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.493

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.104.838.710**	**0**	**0**	**0**	**0**	**2.104.838.710**
402	01	00	00	Productos alimenticios y agropecuarios	53.423.010	0	0	0	0	53.423.010
402	01	01	00	Alimentos y bebidas para personas	53.423.010	0	0	0	0	53.423.010
402	02	00	00	Productos de minas, canteras y yacimientos	2.280.800	0	0	0	0	2.280.800
402	02	05	00	Piedra, arcilla, arena y tierra	2.280.800	0	0	0	0	2.280.800
402	03	00	00	Textiles y vestuarios	1.645.354.990	0	0	0	0	1.645.354.990
402	03	01	00	Textiles	97.264.965	0	0	0	0	97.264.965
402	03	02	00	Prendas de vestir	1.062.676.602	0	0	0	0	1.062.676.602
402	03	03	00	Calzados	485.413.423	0	0	0	0	485.413.423
402	04	00	00	Productos de cuero y caucho	23.494.465	0	0	0	0	23.494.465
402	04	03	00	Cauchos y tripas para vehículos	23.494.465	0	0	0	0	23.494.465
402	05	00	00	Productos de papel, cartón e impresos	97.450.012	0	0	0	0	97.450.012
402	05	01	00	Pulpa de madera, papel y cartón	21.842.701	0	0	0	0	21.842.701
402	05	02	00	Envases y cajas de papel y cartón	2.175.966	0	0	0	0	2.175.966
402	05	03	00	Productos de papel y cartón para oficina	41.448.675	0	0	0	0	41.448.675
402	05	04	00	Libros, revistas y periódicos	2.232.040	0	0	0	0	2.232.040
402	05	05	00	Material de enseñanza	571.912	0	0	0	0	571.912
402	05	06	00	Productos de papel y cartón para computación	5.655.373	0	0	0	0	5.655.373
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	23.523.345	0	0	0	0	23.523.345
402	06	00	00	Productos químicos y derivados	63.297.519	0	0	0	0	63.297.519
402	06	01	00	Sustancias químicas y de uso industrial	2.357.372	0	0	0	0	2.357.372
402	06	02	00	Abonos, plaguicidas y otros	298.000	0	0	0	0	298.000
402	06	03	00	Tintas, pinturas y colorantes	19.397.959	0	0	0	0	19.397.959
402	06	04	00	Productos farmacéuticos y medicamentos	587.550	0	0	0	0	587.550
402	06	05	00	Productos de tocador	22.272.247	0	0	0	0	22.272.247
402	06	06	00	Combustibles y lubricantes	9.159.275	0	0	0	0	9.159.275
402	06	08	00	Productos plásticos	8.435.116	0	0	0	0	8.435.116
402	06	99	00	Otros productos de la industria química y conexos	790.000	0	0	0	0	790.000
402	07	00	00	Productos minerales no metálicos	7.398.250	0	0	0	0	7.398.250
402	07	02	00	Vidrios y productos de vidrio	344.500	0	0	0	0	344.500

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128972 080158000 PRESTACIÓN DE SERVICIOS DIVERSOS A LAS UNIDADES MILITARES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA UNIFORMIDAD EN LA DOTACIÓN DE UNIDADES MILITARES PARA EL DESEMPEÑO ÓPTIMO DE SUS FUNCIONES Y EL MEJOR FUNCIONAMIENTO OPERATIVO.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.493

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	03	00	Productos de arcilla para construcción	2.230.750	0	0	0	0	2.230.750
402	07	04	00	Cemento, cal y yeso	4.823.000	0	0	0	0	4.823.000
402	08	00	00	Productos metálicos	40.928.939	0	0	0	0	40.928.939
402	08	01	00	Productos primarios de hierro y acero	2.828.600	0	0	0	0	2.828.600
402	08	02	00	Productos de metales no ferrosos	652.500	0	0	0	0	652.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	7.319.822	0	0	0	0	7.319.822
402	08	04	00	Productos metálicos estructurales	1.050.000	0	0	0	0	1.050.000
402	08	05	00	Materiales de orden público, seguridad y defensa	3.300.000	0	0	0	0	3.300.000
402	08	07	00	Material de señalamiento	100.000	0	0	0	0	100.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	19.685.869	0	0	0	0	19.685.869
402	08	10	00	Repuestos y accesorios para otros equipos	5.842.148	0	0	0	0	5.842.148
402	08	99	00	Otros productos metálicos	150.000	0	0	0	0	150.000
402	09	00	00	Productos de madera	2.465.350	0	0	0	0	2.465.350
402	09	01	00	Productos primarios de madera	465.000	0	0	0	0	465.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	2.000.350	0	0	0	0	2.000.350
402	10	00	00	Productos varios y útiles diversos	168.745.375	0	0	0	0	168.745.375
402	10	01	00	Artículos de deporte, recreación y juguetes	1.892.883	0	0	0	0	1.892.883
402	10	02	00	Materiales y útiles de limpieza y aseo	46.310.826	0	0	0	0	46.310.826
402	10	03	00	Utensilios de cocina y comedor	29.021.552	0	0	0	0	29.021.552
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	381.200	0	0	0	0	381.200
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	18.528.566	0	0	0	0	18.528.566
402	10	06	00	Condecoraciones, ofrendas y similares	12.657.522	0	0	0	0	12.657.522
402	10	07	00	Productos de seguridad en el trabajo	5.736.756	0	0	0	0	5.736.756
402	10	08	00	Materiales para equipos de computación	24.332.016	0	0	0	0	24.332.016
402	10	11	00	Materiales eléctricos	17.095.374	0	0	0	0	17.095.374
402	10	12	00	Materiales para instalaciones sanitarias	10.917.870	0	0	0	0	10.917.870
402	10	13	00	Materiales fotográficos	1.794.110	0	0	0	0	1.794.110
402	10	99	00	Otros productos y útiles diversos	76.700	0	0	0	0	76.700
403	**00**	**00**	**00**	**Servicios no personales**	**830.081.286**	**0**	**0**	**0**	**0**	**830.081.286**
403	01	00	00	Alquileres de inmuebles	50.000	0	0	0	0	50.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128972 080158000 PRESTACIÓN DE SERVICIOS DIVERSOS A LAS UNIDADES MILITARES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA UNIFORMIDAD EN LA DOTACIÓN DE UNIDADES MILITARES PARA EL DESEMPEÑO ÓPTIMO DE SUS FUNCIONES Y EL MEJOR FUNCIONAMIENTO OPERATIVO.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.493

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	01	01	00	Alquileres de edificios y locales	50.000	0	0	0	0	50.000
403	02	00	00	Alquileres de maquinaria y equipos	1.430.000	0	0	0	0	1.430.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	1.430.000	0	0	0	0	1.430.000
403	03	00	00	Derechos sobre bienes intangibles	6.000	0	0	0	0	6.000
403	03	03	00	Paquetes y programas de computación	6.000	0	0	0	0	6.000
403	04	00	00	Servicios básicos	3.691.480	0	0	0	0	3.691.480
403	04	05	00	Servicio de comunicaciones	3.691.480	0	0	0	0	3.691.480
403	06	00	00	Servicios de transporte y almacenaje	334.000	0	0	0	0	334.000
403	06	01	00	Fletes y embalajes	334.000	0	0	0	0	334.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.659.198	0	0	0	0	3.659.198
403	07	01	00	Publicidad y propaganda	350.000	0	0	0	0	350.000
403	07	02	00	Imprenta y reproducción	2.959.198	0	0	0	0	2.959.198
403	07	04	00	Avisos	350.000	0	0	0	0	350.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	201.593	0	0	0	0	201.593
403	08	02	00	Comisiones y gastos bancarios	201.593	0	0	0	0	201.593
403	09	00	00	Viáticos y pasajes	324.860.767	0	0	0	0	324.860.767
403	09	01	00	Viáticos y pasajes dentro del país	147.690.838	0	0	0	0	147.690.838
403	09	02	00	Viáticos y pasajes fuera del país	177.169.929	0	0	0	0	177.169.929
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	12.366.761	0	0	0	0	12.366.761
403	10	03	00	Servicios de procesamiento de datos	2.627.200	0	0	0	0	2.627.200
403	10	07	00	Servicios de capacitación y adiestramiento	5.284.531	0	0	0	0	5.284.531
403	10	09	00	Servicios de lavandería y tintorería	1.000.000	0	0	0	0	1.000.000
403	10	11	00	Servicios para la elaboración y suministro de comida	3.455.030	0	0	0	0	3.455.030
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	75.372.799	0	0	0	0	75.372.799
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	4.526.400	0	0	0	0	4.526.400
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	33.165.859	0	0	0	0	33.165.859
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	1.323.095	0	0	0	0	1.323.095
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	1.869.606	0	0	0	0	1.869.606
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	25.183.457	0	0	0	0	25.183.457

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128972 080158000 PRESTACIÓN DE SERVICIOS DIVERSOS A LAS UNIDADES MILITARES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA UNIFORMIDAD EN LA DOTACIÓN DE UNIDADES MILITARES PARA EL DESEMPEÑO ÓPTIMO DE SUS FUNCIONES Y EL MEJOR FUNCIONAMIENTO OPERATIVO.

UNIDAD DE MEDIDA: SERVICIO

META: 1.493

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	9.304.382	0	0	0	0	9.304.382
403	12	00	00	Conservación y reparaciones menores de obras	98.372.534	0	0	0	0	98.372.534
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	98.372.534	0	0	0	0	98.372.534
403	18	00	00	Impuestos indirectos	307.470.354	0	0	0	0	307.470.354
403	18	01	00	Impuesto al valor agregado	307.470.354	0	0	0	0	307.470.354
403	99	00	00	Otros servicios no personales	2.265.800	0	0	0	0	2.265.800
403	99	01	00	Otros servicios no personales	2.265.800	0	0	0	0	2.265.800
404	**00**	**00**	**00**	**Activos reales**	**112.500.000**	**0**	**0**	**0**	**0**	**112.500.000**
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	52.500.000	0	0	0	0	52.500.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	52.500.000	0	0	0	0	52.500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	60.000.000	0	0	0	0	60.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	60.000.000	0	0	0	0	60.000.000
				Totales	**3.047.419.996**	**0**	**0**	**0**	**0**	**3.047.419.996**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 08 - 139

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128972 080158000 PRESTACIÓN DE SERVICIOS DIVERSOS A LAS UNIDADES MILITARES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA UNIFORMIDAD EN LA DOTACIÓN DE UNIDADES MILITARES PARA EL DESEMPEÑO ÓPTIMO DE SUS FUNCIONES Y EL MEJOR FUNCIONAMIENTO OPERATIVO.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.493

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128972 080158000 PRESTACIÓN DE SERVICIOS DIVERSOS A LAS UNIDADES MILITARES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA UNIFORMIDAD EN LA DOTACIÓN DE UNIDADES MILITARES PARA EL DESEMPEÑO ÓPTIMO DE SUS FUNCIONES Y EL MEJOR FUNCIONAMIENTO OPERATIVO.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.493

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080158001 PRESTAR EL SUMINISTRO DE MATERIALES Y SERVICIOS AL COMANDO GENERAL DEL EJÉRCITO BOLIVARIANO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 16

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DEL EJÉRCITO BOLIVARIANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**80.190.324**	**0**	**0**	**0**	**0**	**80.190.324**
402	01	00	00	Productos alimenticios y agropecuarios	26.804.235	0	0	0	0	26.804.235
402	01	01	00	Alimentos y bebidas para personas	26.804.235	0	0	0	0	26.804.235
402	03	00	00	Textiles y vestuarios	368.338	0	0	0	0	368.338
402	03	02	00	Prendas de vestir	216.000	0	0	0	0	216.000
402	03	03	00	Calzados	152.338	0	0	0	0	152.338
402	04	00	00	Productos de cuero y caucho	4.737.870	0	0	0	0	4.737.870
402	04	03	00	Cauchos y tripas para vehículos	4.737.870	0	0	0	0	4.737.870
402	05	00	00	Productos de papel, cartón e impresos	12.183.326	0	0	0	0	12.183.326
402	05	01	00	Pulpa de madera, papel y cartón	685.957	0	0	0	0	685.957
402	05	03	00	Productos de papel y cartón para oficina	7.359.453	0	0	0	0	7.359.453
402	05	04	00	Libros, revistas y periódicos	635.614	0	0	0	0	635.614
402	05	05	00	Material de enseñanza	154.912	0	0	0	0	154.912
402	05	06	00	Productos de papel y cartón para computación	1.556.490	0	0	0	0	1.556.490
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.790.900	0	0	0	0	1.790.900
402	06	00	00	Productos químicos y derivados	7.163.152	0	0	0	0	7.163.152
402	06	01	00	Sustancias químicas y de uso industrial	388.350	0	0	0	0	388.350
402	06	03	00	Tintas, pinturas y colorantes	3.640.946	0	0	0	0	3.640.946
402	06	06	00	Combustibles y lubricantes	2.868.356	0	0	0	0	2.868.356
402	06	08	00	Productos plásticos	265.500	0	0	0	0	265.500
402	07	00	00	Productos minerales no metálicos	50.000	0	0	0	0	50.000
402	07	04	00	Cemento, cal y yeso	50.000	0	0	0	0	50.000
402	08	00	00	Productos metálicos	5.798.362	0	0	0	0	5.798.362
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.822.511	0	0	0	0	1.822.511
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.892.671	0	0	0	0	2.892.671

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128972 080158000 PRESTACIÓN DE SERVICIOS DIVERSOS A LAS UNIDADES MILITARES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA UNIFORMIDAD EN LA DOTACIÓN DE UNIDADES MILITARES PARA EL DESEMPEÑO ÓPTIMO DE SUS FUNCIONES Y EL MEJOR FUNCIONAMIENTO OPERATIVO.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.493

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080158001 PRESTAR EL SUMINISTRO DE MATERIALES Y SERVICIOS AL COMANDO GENERAL DEL EJÉRCITO BOLIVARIANO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 16

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DEL EJÉRCITO BOLIVARIANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	1.083.180	0	0	0	0	1.083.180
402	10	00	00	Productos varios y útiles diversos	23.085.041	0	0	0	0	23.085.041
402	10	01	00	Artículos de deporte, recreación y juguetes	397.044	0	0	0	0	397.044
402	10	02	00	Materiales y útiles de limpieza y aseo	4.285.228	0	0	0	0	4.285.228
402	10	03	00	Utensilios de cocina y comedor	1.383.010	0	0	0	0	1.383.010
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	180.000	0	0	0	0	180.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.446.818	0	0	0	0	2.446.818
402	10	06	00	Condecoraciones, ofrendas y similares	745.109	0	0	0	0	745.109
402	10	07	00	Productos de seguridad en el trabajo	1.048.362	0	0	0	0	1.048.362
402	10	08	00	Materiales para equipos de computación	4.973.333	0	0	0	0	4.973.333
402	10	11	00	Materiales eléctricos	3.628.166	0	0	0	0	3.628.166
402	10	12	00	Materiales para instalaciones sanitarias	3.882.921	0	0	0	0	3.882.921
402	10	13	00	Materiales fotográficos	38.350	0	0	0	0	38.350
402	10	99	00	Otros productos y útiles diversos	76.700	0	0	0	0	76.700
403	**00**	**00**	**00**	**Servicios no personales**	**94.957.676**	**0**	**0**	**0**	**0**	**94.957.676**
403	04	00	00	Servicios básicos	3.341.480	0	0	0	0	3.341.480
403	04	05	00	Servicio de comunicaciones	3.341.480	0	0	0	0	3.341.480
403	09	00	00	Viáticos y pasajes	46.722.669	0	0	0	0	46.722.669
403	09	01	00	Viáticos y pasajes dentro del país	11.567.926	0	0	0	0	11.567.926
403	09	02	00	Viáticos y pasajes fuera del país	35.154.743	0	0	0	0	35.154.743
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	5.612.731	0	0	0	0	5.612.731
403	10	03	00	Servicios de procesamiento de datos	2.627.200	0	0	0	0	2.627.200
403	10	07	00	Servicios de capacitación y adiestramiento	2.985.531	0	0	0	0	2.985.531
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.296.180	0	0	0	0	20.296.180
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	8.501.090	0	0	0	0	8.501.090

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128972 080158000 PRESTACIÓN DE SERVICIOS DIVERSOS A LAS UNIDADES MILITARES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA UNIFORMIDAD EN LA DOTACIÓN DE UNIDADES MILITARES PARA EL DESEMPEÑO ÓPTIMO DE SUS FUNCIONES Y EL MEJOR FUNCIONAMIENTO OPERATIVO.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.493

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080158001 PRESTAR EL SUMINISTRO DE MATERIALES Y SERVICIOS AL COMANDO GENERAL DEL EJÉRCITO BOLIVARIANO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 16

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DEL EJÉRCITO BOLIVARIANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	890.095	0	0	0	0	890.095
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	127.517	0	0	0	0	127.517
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.478.096	0	0	0	0	3.478.096
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	7.299.382	0	0	0	0	7.299.382
403	12	00	00	Conservación y reparaciones menores de obras	5.115.383	0	0	0	0	5.115.383
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.115.383	0	0	0	0	5.115.383
403	18	00	00	Impuestos indirectos	13.869.233	0	0	0	0	13.869.233
403	18	01	00	Impuesto al valor agregado	13.869.233	0	0	0	0	13.869.233
				Totales	**175.148.000**	**0**	**0**	**0**	**0**	**175.148.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128972 080158000 PRESTACIÓN DE SERVICIOS DIVERSOS A LAS UNIDADES MILITARES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA UNIFORMIDAD EN LA DOTACIÓN DE UNIDADES MILITARES PARA EL DESEMPEÑO ÓPTIMO DE SUS FUNCIONES Y EL MEJOR FUNCIONAMIENTO OPERATIVO.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.493

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080158002 PRESTAR EL SUMINISTRO DE MATERIALES Y SERVICIOS AL COMANDO GENERAL DE LA ARMADA BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE FINANZAS DE LA COMANDANCIA GENERAL DE LA ARMADA BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	87.914.942	0	0	0	0	87.914.942
402	01	00	00	Productos alimenticios y agropecuarios	7.244.059	0	0	0	0	7.244.059
402	01	01	00	Alimentos y bebidas para personas	7.244.059	0	0	0	0	7.244.059
402	03	00	00	Textiles y vestuarios	4.284.841	0	0	0	0	4.284.841
402	03	02	00	Prendas de vestir	4.284.841	0	0	0	0	4.284.841
402	04	00	00	Productos de cuero y caucho	4.969.315	0	0	0	0	4.969.315
402	04	03	00	Cauchos y tripas para vehículos	4.969.315	0	0	0	0	4.969.315
402	05	00	00	Productos de papel, cartón e impresos	15.623.708	0	0	0	0	15.623.708
402	05	01	00	Pulpa de madera, papel y cartón	3.284.944	0	0	0	0	3.284.944
402	05	02	00	Envases y cajas de papel y cartón	1.434.966	0	0	0	0	1.434.966
402	05	03	00	Productos de papel y cartón para oficina	5.097.319	0	0	0	0	5.097.319
402	05	04	00	Libros, revistas y periódicos	1.470.426	0	0	0	0	1.470.426
402	05	06	00	Productos de papel y cartón para computación	1.333.283	0	0	0	0	1.333.283
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.002.770	0	0	0	0	3.002.770
402	06	00	00	Productos químicos y derivados	13.362.139	0	0	0	0	13.362.139
402	06	01	00	Sustancias químicas y de uso industrial	169.022	0	0	0	0	169.022
402	06	03	00	Tintas, pinturas y colorantes	6.645.113	0	0	0	0	6.645.113
402	06	05	00	Productos de tocador	1.280.047	0	0	0	0	1.280.047
402	06	06	00	Combustibles y lubricantes	744.269	0	0	0	0	744.269
402	06	08	00	Productos plásticos	4.523.688	0	0	0	0	4.523.688
402	08	00	00	Productos metálicos	10.429.342	0	0	0	0	10.429.342
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.171.011	0	0	0	0	2.171.011
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.656.098	0	0	0	0	5.656.098
402	08	10	00	Repuestos y accesorios para otros equipos	2.602.233	0	0	0	0	2.602.233
402	09	00	00	Productos de madera	795.650	0	0	0	0	795.650

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128972 080158000 PRESTACIÓN DE SERVICIOS DIVERSOS A LAS UNIDADES MILITARES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA UNIFORMIDAD EN LA DOTACIÓN DE UNIDADES MILITARES PARA EL DESEMPEÑO ÓPTIMO DE SUS FUNCIONES Y EL MEJOR FUNCIONAMIENTO OPERATIVO.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.493

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080158002 PRESTAR EL SUMINISTRO DE MATERIALES Y SERVICIOS AL COMANDO GENERAL DE LA ARMADA BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE FINANZAS DE LA COMANDANCIA GENERAL DE LA ARMADA BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	09	02	00	Muebles y accesorios de madera para edificaciones	795.650	0	0	0	0	795.650
402	10	00	00	Productos varios y útiles diversos	31.205.888	0	0	0	0	31.205.888
402	10	01	00	Artículos de deporte, recreación y juguetes	1.096.339	0	0	0	0	1.096.339
402	10	02	00	Materiales y útiles de limpieza y aseo	6.258.442	0	0	0	0	6.258.442
402	10	03	00	Utensilios de cocina y comedor	1.208.042	0	0	0	0	1.208.042
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.687.506	0	0	0	0	5.687.506
402	10	06	00	Condecoraciones, ofrendas y similares	3.225.413	0	0	0	0	3.225.413
402	10	07	00	Productos de seguridad en el trabajo	2.559.994	0	0	0	0	2.559.994
402	10	08	00	Materiales para equipos de computación	4.257.003	0	0	0	0	4.257.003
402	10	11	00	Materiales eléctricos	4.365.750	0	0	0	0	4.365.750
402	10	12	00	Materiales para instalaciones sanitarias	2.547.399	0	0	0	0	2.547.399
403	**00**	**00**	**00**	**Servicios no personales**	**125.520.760**	**0**	**0**	**0**	**0**	**125.520.760**
403	02	00	00	Alquileres de maquinaria y equipos	1.430.000	0	0	0	0	1.430.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	1.430.000	0	0	0	0	1.430.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.809.198	0	0	0	0	1.809.198
403	07	02	00	Imprenta y reproducción	1.809.198	0	0	0	0	1.809.198
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	793	0	0	0	0	793
403	08	02	00	Comisiones y gastos bancarios	793	0	0	0	0	793
403	09	00	00	Viáticos y pasajes	84.061.664	0	0	0	0	84.061.664
403	09	01	00	Viáticos y pasajes dentro del país	33.508.539	0	0	0	0	33.508.539
403	09	02	00	Viáticos y pasajes fuera del país	50.553.125	0	0	0	0	50.553.125
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.455.030	0	0	0	0	3.455.030
403	10	11	00	Servicios para la elaboración y suministro de comida	3.455.030	0	0	0	0	3.455.030
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	11.306.576	0	0	0	0	11.306.576
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.231.226	0	0	0	0	5.231.226

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128972 080158000 PRESTACIÓN DE SERVICIOS DIVERSOS A LAS UNIDADES MILITARES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA UNIFORMIDAD EN LA DOTACIÓN DE UNIDADES MILITARES PARA EL DESEMPEÑO ÓPTIMO DE SUS FUNCIONES Y EL MEJOR FUNCIONAMIENTO OPERATIVO.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.493

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080158002 PRESTAR EL SUMINISTRO DE MATERIALES Y SERVICIOS AL COMANDO GENERAL DE LA ARMADA BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE FINANZAS DE LA COMANDANCIA GENERAL DE LA ARMADA BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	1.742.089	0	0	0	0	1.742.089
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.333.261	0	0	0	0	4.333.261
403	12	00	00	Conservación y reparaciones menores de obras	3.916.496	0	0	0	0	3.916.496
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.916.496	0	0	0	0	3.916.496
403	18	00	00	Impuestos indirectos	17.275.203	0	0	0	0	17.275.203
403	18	01	00	Impuesto al valor agregado	17.275.203	0	0	0	0	17.275.203
403	99	00	00	Otros servicios no personales	2.265.800	0	0	0	0	2.265.800
403	99	01	00	Otros servicios no personales	2.265.800	0	0	0	0	2.265.800
				Totales	**213.435.702**	0	0	0	0	**213.435.702**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128972 080158000 PRESTACIÓN DE SERVICIOS DIVERSOS A LAS UNIDADES MILITARES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA UNIFORMIDAD EN LA DOTACIÓN DE UNIDADES MILITARES PARA EL DESEMPEÑO ÓPTIMO DE SUS FUNCIONES Y EL MEJOR FUNCIONAMIENTO OPERATIVO.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.493

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080158003 PRESTAR EL SUMINISTRO DE MATERIALES Y SERVICIOS AL COMANDO GENERAL DE LA AVIACIÓN MILITAR BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 240

RESPONSABLE/EJECUTOR: DIRECCIÓN DE FINANZAS DE LA AVIACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**23.561.000**	**0**	**0**	**0**	**0**	**23.561.000**
402	01	00	00	Productos alimenticios y agropecuarios	2.339.000	0	0	0	0	2.339.000
402	01	01	00	Alimentos y bebidas para personas	2.339.000	0	0	0	0	2.339.000
402	03	00	00	Textiles y vestuarios	396.000	0	0	0	0	396.000
402	03	02	00	Prendas de vestir	396.000	0	0	0	0	396.000
402	04	00	00	Productos de cuero y caucho	2.970.000	0	0	0	0	2.970.000
402	04	03	00	Cauchos y tripas para vehículos	2.970.000	0	0	0	0	2.970.000
402	05	00	00	Productos de papel, cartón e impresos	4.768.000	0	0	0	0	4.768.000
402	05	01	00	Pulpa de madera, papel y cartón	761.000	0	0	0	0	761.000
402	05	02	00	Envases y cajas de papel y cartón	251.000	0	0	0	0	251.000
402	05	03	00	Productos de papel y cartón para oficina	1.585.000	0	0	0	0	1.585.000
402	05	04	00	Libros, revistas y periódicos	20.000	0	0	0	0	20.000
402	05	06	00	Productos de papel y cartón para computación	330.000	0	0	0	0	330.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.821.000	0	0	0	0	1.821.000
402	06	00	00	Productos químicos y derivados	2.125.000	0	0	0	0	2.125.000
402	06	03	00	Tintas, pinturas y colorantes	1.050.000	0	0	0	0	1.050.000
402	06	04	00	Productos farmacéuticos y medicamentos	40.000	0	0	0	0	40.000
402	06	06	00	Combustibles y lubricantes	426.000	0	0	0	0	426.000
402	06	08	00	Productos plásticos	609.000	0	0	0	0	609.000
402	08	00	00	Productos metálicos	3.865.000	0	0	0	0	3.865.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	350.000	0	0	0	0	350.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.425.000	0	0	0	0	3.425.000
402	08	10	00	Repuestos y accesorios para otros equipos	90.000	0	0	0	0	90.000
402	10	00	00	Productos varios y útiles diversos	7.098.000	0	0	0	0	7.098.000
402	10	01	00	Artículos de deporte, recreación y juguetes	290.000	0	0	0	0	290.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128972 080158000 PRESTACIÓN DE SERVICIOS DIVERSOS A LAS UNIDADES MILITARES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA UNIFORMIDAD EN LA DOTACIÓN DE UNIDADES MILITARES PARA EL DESEMPEÑO ÓPTIMO DE SUS FUNCIONES Y EL MEJOR FUNCIONAMIENTO OPERATIVO.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.493

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 080158003 PRESTAR EL SUMINISTRO DE MATERIALES Y SERVICIOS AL COMANDO GENERAL DE LA AVIACIÓN MILITAR BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 240

RESPONSABLE/EJECUTOR: DIRECCIÓN DE FINANZAS DE LA AVIACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	937.000	0	0	0	0	937.000
402	10	03	00	Utensilios de cocina y comedor	250.000	0	0	0	0	250.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.273.000	0	0	0	0	1.273.000
402	10	06	00	Condecoraciones, ofrendas y similares	735.000	0	0	0	0	735.000
402	10	07	00	Productos de seguridad en el trabajo	140.000	0	0	0	0	140.000
402	10	08	00	Materiales para equipos de computación	2.333.000	0	0	0	0	2.333.000
402	10	11	00	Materiales eléctricos	880.000	0	0	0	0	880.000
402	10	12	00	Materiales para instalaciones sanitarias	250.000	0	0	0	0	250.000
402	10	13	00	Materiales fotográficos	10.000	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**127.273.548**	**0**	**0**	**0**	**0**	**127.273.548**
403	03	00	00	Derechos sobre bienes intangibles	6.000	0	0	0	0	6.000
403	03	03	00	Paquetes y programas de computación	6.000	0	0	0	0	6.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.250.000	0	0	0	0	1.250.000
403	07	01	00	Publicidad y propaganda	350.000	0	0	0	0	350.000
403	07	02	00	Imprenta y reproducción	550.000	0	0	0	0	550.000
403	07	04	00	Avisos	350.000	0	0	0	0	350.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	800	0	0	0	0	800
403	08	02	00	Comisiones y gastos bancarios	800	0	0	0	0	800
403	09	00	00	Viáticos y pasajes	108.302.708	0	0	0	0	108.302.708
403	09	01	00	Viáticos y pasajes dentro del país	51.302.708	0	0	0	0	51.302.708
403	09	02	00	Viáticos y pasajes fuera del país	57.000.000	0	0	0	0	57.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.610.000	0	0	0	0	6.610.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	400.000	0	0	0	0	400.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.114.000	0	0	0	0	4.114.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	33.000	0	0	0	0	33.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128972 080158000 PRESTACIÓN DE SERVICIOS DIVERSOS A LAS UNIDADES MILITARES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA UNIFORMIDAD EN LA DOTACIÓN DE UNIDADES MILITARES PARA EL DESEMPEÑO ÓPTIMO DE SUS FUNCIONES Y EL MEJOR FUNCIONAMIENTO OPERATIVO.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.493

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080158003 PRESTAR EL SUMINISTRO DE MATERIALES Y SERVICIOS AL COMANDO GENERAL DE LA AVIACIÓN MILITAR BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 240

RESPONSABLE/EJECUTOR: DIRECCIÓN DE FINANZAS DE LA AVIACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.963.000	0	0	0	0	1.963.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	100.000	0	0	0	0	100.000
403	12	00	00	Conservación y reparaciones menores de obras	440.000	0	0	0	0	440.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	440.000	0	0	0	0	440.000
403	18	00	00	Impuestos indirectos	10.664.040	0	0	0	0	10.664.040
403	18	01	00	Impuesto al valor agregado	10.664.040	0	0	0	0	10.664.040
				Totales	**150.834.548**	**0**	**0**	**0**	**0**	**150.834.548**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128972 080158000 PRESTACIÓN DE SERVICIOS DIVERSOS A LAS UNIDADES MILITARES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA UNIFORMIDAD EN LA DOTACIÓN DE UNIDADES MILITARES PARA EL DESEMPEÑO ÓPTIMO DE SUS FUNCIONES Y EL MEJOR FUNCIONAMIENTO OPERATIVO.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.493

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080158004 PRESTAR EL SUMINISTRO DE MATERIALES Y SERVICIOS AL COMANDO GENERAL DE LA GUARDIA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 4

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DE LA GUARDIA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**52.995.371**	0	0	0	0	**52.995.371**
402	01	00	00	Productos alimenticios y agropecuarios	10.870.000	0	0	0	0	10.870.000
402	01	01	00	Alimentos y bebidas para personas	10.870.000	0	0	0	0	10.870.000
402	04	00	00	Productos de cuero y caucho	2.820.000	0	0	0	0	2.820.000
402	04	03	00	Cauchos y tripas para vehículos	2.820.000	0	0	0	0	2.820.000
402	05	00	00	Productos de papel, cartón e impresos	12.651.371	0	0	0	0	12.651.371
402	05	03	00	Productos de papel y cartón para oficina	12.501.371	0	0	0	0	12.501.371
402	05	04	00	Libros, revistas y periódicos	100.000	0	0	0	0	100.000
402	05	06	00	Productos de papel y cartón para computación	50.000	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	2.628.000	0	0	0	0	2.628.000
402	06	03	00	Tintas, pinturas y colorantes	1.000.000	0	0	0	0	1.000.000
402	06	06	00	Combustibles y lubricantes	1.628.000	0	0	0	0	1.628.000
402	08	00	00	Productos metálicos	2.840.000	0	0	0	0	2.840.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.840.000	0	0	0	0	2.840.000
402	10	00	00	Productos varios y útiles diversos	21.186.000	0	0	0	0	21.186.000
402	10	02	00	Materiales y útiles de limpieza y aseo	7.456.000	0	0	0	0	7.456.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.760.000	0	0	0	0	1.760.000
402	10	06	00	Condecoraciones, ofrendas y similares	7.000.000	0	0	0	0	7.000.000
402	10	08	00	Materiales para equipos de computación	2.370.000	0	0	0	0	2.370.000
402	10	11	00	Materiales eléctricos	2.000.000	0	0	0	0	2.000.000
402	10	12	00	Materiales para instalaciones sanitarias	600.000	0	0	0	0	600.000
403	**00**	**00**	**00**	**Servicios no personales**	**102.061.365**	0	0	0	0	**102.061.365**
403	01	00	00	Alquileres de inmuebles	50.000	0	0	0	0	50.000
403	01	01	00	Alquileres de edificios y locales	50.000	0	0	0	0	50.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	200.000	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128972 080158000 PRESTACIÓN DE SERVICIOS DIVERSOS A LAS UNIDADES MILITARES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA UNIFORMIDAD EN LA DOTACIÓN DE UNIDADES MILITARES PARA EL DESEMPEÑO ÓPTIMO DE SUS FUNCIONES Y EL MEJOR FUNCIONAMIENTO OPERATIVO.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.493

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080158004 PRESTAR EL SUMINISTRO DE MATERIALES Y SERVICIOS AL COMANDO GENERAL DE LA GUARDIA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 4

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DE LA GUARDIA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	08	02	00	Comisiones y gastos bancarios	200.000	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	67.868.561	0	0	0	0	67.868.561
403	09	01	00	Viáticos y pasajes dentro del país	35.440.000	0	0	0	0	35.440.000
403	09	02	00	Viáticos y pasajes fuera del país	32.428.561	0	0	0	0	32.428.561
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.400.000	0	0	0	0	1.400.000
403	10	07	00	Servicios de capacitación y adiestramiento	400.000	0	0	0	0	400.000
403	10	09	00	Servicios de lavandería y tintorería	1.000.000	0	0	0	0	1.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	15.184.000	0	0	0	0	15.184.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	7.644.000	0	0	0	0	7.644.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	7.540.000	0	0	0	0	7.540.000
403	12	00	00	Conservación y reparaciones menores de obras	3.000.000	0	0	0	0	3.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.000.000	0	0	0	0	3.000.000
403	18	00	00	Impuestos indirectos	14.358.804	0	0	0	0	14.358.804
403	18	01	00	Impuesto al valor agregado	14.358.804	0	0	0	0	14.358.804
				Totales	**155.056.736**	**0**	**0**	**0**	**0**	**155.056.736**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128972 080158000 PRESTACIÓN DE SERVICIOS DIVERSOS A LAS UNIDADES MILITARES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA UNIFORMIDAD EN LA DOTACIÓN DE UNIDADES MILITARES PARA EL DESEMPEÑO ÓPTIMO DE SUS FUNCIONES Y EL MEJOR FUNCIONAMIENTO OPERATIVO.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.493

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080158005 DOTAR DE MATERIAL DE USO COMÚN A LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: SERVICIO **META:** 3

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.728.594.855**	**0**	**0**	**0**	**0**	**1.728.594.855**
402	03	00	00	Textiles y vestuarios	1.639.188.046	0	0	0	0	1.639.188.046
402	03	01	00	Textiles	96.147.200	0	0	0	0	96.147.200
402	03	02	00	Prendas de vestir	1.057.779.761	0	0	0	0	1.057.779.761
402	03	03	00	Calzados	485.261.085	0	0	0	0	485.261.085
402	04	00	00	Productos de cuero y caucho	1.018.880	0	0	0	0	1.018.880
402	04	03	00	Cauchos y tripas para vehículos	1.018.880	0	0	0	0	1.018.880
402	05	00	00	Productos de papel, cartón e impresos	18.042.432	0	0	0	0	18.042.432
402	05	01	00	Pulpa de madera, papel y cartón	11.072.000	0	0	0	0	11.072.000
402	05	03	00	Productos de papel y cartón para oficina	5.909.632	0	0	0	0	5.909.632
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.060.800	0	0	0	0	1.060.800
402	06	00	00	Productos químicos y derivados	20.575.328	0	0	0	0	20.575.328
402	06	05	00	Productos de tocador	20.271.200	0	0	0	0	20.271.200
402	06	08	00	Productos plásticos	304.128	0	0	0	0	304.128
402	10	00	00	Productos varios y útiles diversos	49.770.169	0	0	0	0	49.770.169
402	10	02	00	Materiales y útiles de limpieza y aseo	22.275.296	0	0	0	0	22.275.296
402	10	03	00	Utensilios de cocina y comedor	23.506.400	0	0	0	0	23.506.400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.039.545	0	0	0	0	1.039.545
402	10	08	00	Materiales para equipos de computación	2.503.680	0	0	0	0	2.503.680
402	10	11	00	Materiales eléctricos	445.248	0	0	0	0	445.248
403	**00**	**00**	**00**	**Servicios no personales**	**223.199.652**	**0**	**0**	**0**	**0**	**223.199.652**
403	09	00	00	Viáticos y pasajes	6.517.840	0	0	0	0	6.517.840
403	09	01	00	Viáticos y pasajes dentro del país	6.517.840	0	0	0	0	6.517.840
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.782.400	0	0	0	0	1.782.400
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	400.000	0	0	0	0	400.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128972 080158000 PRESTACIÓN DE SERVICIOS DIVERSOS A LAS UNIDADES MILITARES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA UNIFORMIDAD EN LA DOTACIÓN DE UNIDADES MILITARES PARA EL DESEMPEÑO ÓPTIMO DE SUS FUNCIONES Y EL MEJOR FUNCIONAMIENTO OPERATIVO.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.493

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080158005 DOTAR DE MATERIAL DE USO COMÚN A LAS UNIDADES Y DEPENDENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: SERVICIO **META:** 3

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.382.400	0	0	0	0	1.382.400
403	18	00	00	Impuestos indirectos	214.899.412	0	0	0	0	214.899.412
403	18	01	00	Impuesto al valor agregado	214.899.412	0	0	0	0	214.899.412
404	**00**	**00**	**00**	**Activos reales**	**60.000.000**	**0**	**0**	**0**	**0**	**60.000.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	60.000.000	0	0	0	0	60.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	60.000.000	0	0	0	0	60.000.000
				Totales	**2.011.794.507**	**0**	**0**	**0**	**0**	**2.011.794.507**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128972 080158000 PRESTACIÓN DE SERVICIOS DIVERSOS A LAS UNIDADES MILITARES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA UNIFORMIDAD EN LA DOTACIÓN DE UNIDADES MILITARES PARA EL DESEMPEÑO ÓPTIMO DE SUS FUNCIONES Y EL MEJOR FUNCIONAMIENTO OPERATIVO.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.493

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080158006 DOTAR, ALMACENAR Y PRESTAR SERVICIOS DE ARMAS, MUNICIONES Y EXPLOSIVOS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ARMAS Y EXPLOSIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**48.745.953**	**0**	**0**	**0**	**0**	**48.745.953**
402	01	00	00	Productos alimenticios y agropecuarios	3.355.916	0	0	0	0	3.355.916
402	01	01	00	Alimentos y bebidas para personas	3.355.916	0	0	0	0	3.355.916
402	04	00	00	Productos de cuero y caucho	2.000.000	0	0	0	0	2.000.000
402	04	03	00	Cauchos y tripas para vehículos	2.000.000	0	0	0	0	2.000.000
402	05	00	00	Productos de papel, cartón e impresos	8.867.000	0	0	0	0	8.867.000
402	05	01	00	Pulpa de madera, papel y cartón	620.000	0	0	0	0	620.000
402	05	02	00	Envases y cajas de papel y cartón	490.000	0	0	0	0	490.000
402	05	03	00	Productos de papel y cartón para oficina	3.500.000	0	0	0	0	3.500.000
402	05	05	00	Material de enseñanza	417.000	0	0	0	0	417.000
402	05	06	00	Productos de papel y cartón para computación	340.000	0	0	0	0	340.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.500.000	0	0	0	0	3.500.000
402	06	00	00	Productos químicos y derivados	7.376.000	0	0	0	0	7.376.000
402	06	01	00	Sustancias químicas y de uso industrial	1.800.000	0	0	0	0	1.800.000
402	06	03	00	Tintas, pinturas y colorantes	2.536.000	0	0	0	0	2.536.000
402	06	04	00	Productos farmacéuticos y medicamentos	220.000	0	0	0	0	220.000
402	06	05	00	Productos de tocador	250.000	0	0	0	0	250.000
402	06	06	00	Combustibles y lubricantes	1.300.000	0	0	0	0	1.300.000
402	06	08	00	Productos plásticos	1.270.000	0	0	0	0	1.270.000
402	07	00	00	Productos minerales no metálicos	1.950.000	0	0	0	0	1.950.000
402	07	04	00	Cemento, cal y yeso	1.950.000	0	0	0	0	1.950.000
402	08	00	00	Productos metálicos	12.095.000	0	0	0	0	12.095.000
402	08	01	00	Productos primarios de hierro y acero	2.075.000	0	0	0	0	2.075.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.300.000	0	0	0	0	2.300.000
402	08	04	00	Productos metálicos estructurales	1.050.000	0	0	0	0	1.050.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128972 080158000 PRESTACIÓN DE SERVICIOS DIVERSOS A LAS UNIDADES MILITARES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA UNIFORMIDAD EN LA DOTACIÓN DE UNIDADES MILITARES PARA EL DESEMPEÑO ÓPTIMO DE SUS FUNCIONES Y EL MEJOR FUNCIONAMIENTO OPERATIVO.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.493

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080158006 DOTAR, ALMACENAR Y PRESTAR SERVICIOS DE ARMAS, MUNICIONES Y EXPLOSIVOS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ARMAS Y EXPLOSIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	05	00	Materiales de orden público, seguridad y defensa	3.300.000	0	0	0	0	3.300.000
402	08	07	00	Material de señalamiento	100.000	0	0	0	0	100.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.200.000	0	0	0	0	2.200.000
402	08	10	00	Repuestos y accesorios para otros equipos	920.000	0	0	0	0	920.000
402	08	99	00	Otros productos metálicos	150.000	0	0	0	0	150.000
402	10	00	00	Productos varios y útiles diversos	13.102.037	0	0	0	0	13.102.037
402	10	02	00	Materiales y útiles de limpieza y aseo	983.000	0	0	0	0	983.000
402	10	03	00	Utensilios de cocina y comedor	344.100	0	0	0	0	344.100
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	201.200	0	0	0	0	201.200
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.532.727	0	0	0	0	2.532.727
402	10	06	00	Condecoraciones, ofrendas y similares	610.000	0	0	0	0	610.000
402	10	07	00	Productos de seguridad en el trabajo	1.800.000	0	0	0	0	1.800.000
402	10	08	00	Materiales para equipos de computación	2.800.000	0	0	0	0	2.800.000
402	10	11	00	Materiales eléctricos	2.282.710	0	0	0	0	2.282.710
402	10	12	00	Materiales para instalaciones sanitarias	1.548.300	0	0	0	0	1.548.300
403	**00**	**00**	**00**	**Servicios no personales**	**30.882.439**	**0**	**0**	**0**	**0**	**30.882.439**
403	04	00	00	Servicios básicos	350.000	0	0	0	0	350.000
403	04	05	00	Servicio de comunicaciones	350.000	0	0	0	0	350.000
403	09	00	00	Viáticos y pasajes	4.989.825	0	0	0	0	4.989.825
403	09	01	00	Viáticos y pasajes dentro del país	2.956.325	0	0	0	0	2.956.325
403	09	02	00	Viáticos y pasajes fuera del país	2.033.500	0	0	0	0	2.033.500
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.755.000	0	0	0	0	1.755.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.755.000	0	0	0	0	1.755.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	9.631.000	0	0	0	0	9.631.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.996.000	0	0	0	0	1.996.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128972 080158000 PRESTACIÓN DE SERVICIOS DIVERSOS A LAS UNIDADES MILITARES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA UNIFORMIDAD EN LA DOTACIÓN DE UNIDADES MILITARES PARA EL DESEMPEÑO ÓPTIMO DE SUS FUNCIONES Y EL MEJOR FUNCIONAMIENTO OPERATIVO.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.493

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080158006 DOTAR, ALMACENAR Y PRESTAR SERVICIOS DE ARMAS, MUNICIONES Y EXPLOSIVOS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ARMAS Y EXPLOSIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.300.000	0	0	0	0	3.300.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	400.000	0	0	0	0	400.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.030.000	0	0	0	0	2.030.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.905.000	0	0	0	0	1.905.000
403	18	00	00	Impuestos indirectos	14.156.614	0	0	0	0	14.156.614
403	18	01	00	Impuesto al valor agregado	14.156.614	0	0	0	0	14.156.614
404	**00**	**00**	**00**	**Activos reales**	**52.500.000**	**0**	**0**	**0**	**0**	**52.500.000**
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	52.500.000	0	0	0	0	52.500.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	52.500.000	0	0	0	0	52.500.000
				Totales	**132.128.392**	**0**	**0**	**0**	**0**	**132.128.392**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128972 080158000 PRESTACIÓN DE SERVICIOS DIVERSOS A LAS UNIDADES MILITARES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA UNIFORMIDAD EN LA DOTACIÓN DE UNIDADES MILITARES PARA EL DESEMPEÑO ÓPTIMO DE SUS FUNCIONES Y EL MEJOR FUNCIONAMIENTO OPERATIVO.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.493

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080158007 PRESTAR SERVICIO DE MANTENIMIENTOS INGENIERÍA Y CATASTRO A LA INFRAESTRUCTURA DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: PLAN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MANTENIMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**40.434.650**	0	0	0	0	**40.434.650**
402	01	00	00	Productos alimenticios y agropecuarios	2.226.000	0	0	0	0	2.226.000
402	01	01	00	Alimentos y bebidas para personas	2.226.000	0	0	0	0	2.226.000
402	02	00	00	Productos de minas, canteras y yacimientos	1.950.000	0	0	0	0	1.950.000
402	02	05	00	Piedra, arcilla, arena y tierra	1.950.000	0	0	0	0	1.950.000
402	04	00	00	Productos de cuero y caucho	4.360.000	0	0	0	0	4.360.000
402	04	03	00	Cauchos y tripas para vehículos	4.360.000	0	0	0	0	4.360.000
402	05	00	00	Productos de papel, cartón e impresos	7.586.000	0	0	0	0	7.586.000
402	05	01	00	Pulpa de madera, papel y cartón	2.085.000	0	0	0	0	2.085.000
402	05	03	00	Productos de papel y cartón para oficina	2.610.000	0	0	0	0	2.610.000
402	05	04	00	Libros, revistas y periódicos	6.000	0	0	0	0	6.000
402	05	06	00	Productos de papel y cartón para computación	1.085.000	0	0	0	0	1.085.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.800.000	0	0	0	0	1.800.000
402	06	00	00	Productos químicos y derivados	5.553.950	0	0	0	0	5.553.950
402	06	02	00	Abonos, plaguicidas y otros	17.400	0	0	0	0	17.400
402	06	03	00	Tintas, pinturas y colorantes	1.850.000	0	0	0	0	1.850.000
402	06	04	00	Productos farmacéuticos y medicamentos	327.550	0	0	0	0	327.550
402	06	05	00	Productos de tocador	471.000	0	0	0	0	471.000
402	06	06	00	Combustibles y lubricantes	1.760.000	0	0	0	0	1.760.000
402	06	08	00	Productos plásticos	1.128.000	0	0	0	0	1.128.000
402	07	00	00	Productos minerales no metálicos	4.734.500	0	0	0	0	4.734.500
402	07	02	00	Vidrios y productos de vidrio	344.500	0	0	0	0	344.500
402	07	03	00	Productos de arcilla para construcción	1.900.000	0	0	0	0	1.900.000
402	07	04	00	Cemento, cal y yeso	2.490.000	0	0	0	0	2.490.000
402	08	00	00	Productos metálicos	3.776.700	0	0	0	0	3.776.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128972 080158000 PRESTACIÓN DE SERVICIOS DIVERSOS A LAS UNIDADES MILITARES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA UNIFORMIDAD EN LA DOTACIÓN DE UNIDADES MILITARES PARA EL DESEMPEÑO ÓPTIMO DE SUS FUNCIONES Y EL MEJOR FUNCIONAMIENTO OPERATIVO.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.493

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080158007 PRESTAR SERVICIO DE MANTENIMIENTOS INGENIERÍA Y CATASTRO A LA INFRAESTRUCTURA DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: PLAN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MANTENIMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	01	00	Productos primarios de hierro y acero	423.000	0	0	0	0	423.000
402	08	02	00	Productos de metales no ferrosos	652.500	0	0	0	0	652.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	373.900	0	0	0	0	373.900
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.991.300	0	0	0	0	1.991.300
402	08	10	00	Repuestos y accesorios para otros equipos	336.000	0	0	0	0	336.000
402	09	00	00	Productos de madera	1.340.000	0	0	0	0	1.340.000
402	09	01	00	Productos primarios de madera	465.000	0	0	0	0	465.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	875.000	0	0	0	0	875.000
402	10	00	00	Productos varios y útiles diversos	8.907.500	0	0	0	0	8.907.500
402	10	01	00	Artículos de deporte, recreación y juguetes	109.500	0	0	0	0	109.500
402	10	02	00	Materiales y útiles de limpieza y aseo	1.450.000	0	0	0	0	1.450.000
402	10	03	00	Utensilios de cocina y comedor	750.000	0	0	0	0	750.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.125.200	0	0	0	0	1.125.200
402	10	06	00	Condecoraciones, ofrendas y similares	342.000	0	0	0	0	342.000
402	10	08	00	Materiales para equipos de computación	2.392.000	0	0	0	0	2.392.000
402	10	11	00	Materiales eléctricos	1.850.000	0	0	0	0	1.850.000
402	10	12	00	Materiales para instalaciones sanitarias	888.800	0	0	0	0	888.800
403	**00**	**00**	**00**	**Servicios no personales**	**100.582.773**	**0**	**0**	**0**	**0**	**100.582.773**
403	07	00	00	Servicios de información, impresión y relaciones públicas	600.000	0	0	0	0	600.000
403	07	02	00	Imprenta y reproducción	600.000	0	0	0	0	600.000
403	09	00	00	Viáticos y pasajes	5.437.500	0	0	0	0	5.437.500
403	09	01	00	Viáticos y pasajes dentro del país	5.437.500	0	0	0	0	5.437.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.602.000	0	0	0	0	4.602.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	820.000	0	0	0	0	820.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.890.000	0	0	0	0	1.890.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128972 080158000 PRESTACIÓN DE SERVICIOS DIVERSOS A LAS UNIDADES MILITARES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA UNIFORMIDAD EN LA DOTACIÓN DE UNIDADES MILITARES PARA EL DESEMPEÑO ÓPTIMO DE SUS FUNCIONES Y EL MEJOR FUNCIONAMIENTO OPERATIVO.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.493

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080158007 PRESTAR SERVICIO DE MANTENIMIENTOS INGENIERÍA Y CATASTRO A LA INFRAESTRUCTURA DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: PLAN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MANTENIMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.892.000	0	0	0	0	1.892.000
403	12	00	00	Conservación y reparaciones menores de obras	74.834.264	0	0	0	0	74.834.264
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	74.834.264	0	0	0	0	74.834.264
403	18	00	00	Impuestos indirectos	15.109.009	0	0	0	0	15.109.009
403	18	01	00	Impuesto al valor agregado	15.109.009	0	0	0	0	15.109.009
				Totales	**141.017.423**	**0**	**0**	**0**	**0**	**141.017.423**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128972 080158000 PRESTACIÓN DE SERVICIOS DIVERSOS A LAS UNIDADES MILITARES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA UNIFORMIDAD EN LA DOTACIÓN DE UNIDADES MILITARES PARA EL DESEMPEÑO ÓPTIMO DE SUS FUNCIONES Y EL MEJOR FUNCIONAMIENTO OPERATIVO.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.493

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080158008 EJECUTAR PROCESOS GRÁFICOS, REPRODUCCIÓN E IMPRENTA

UNIDAD DE MEDIDA: ARTÍCULO **META:** 1.200

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ARTES GRÁFICAS DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA (MPPD)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	22.413.865	0	0	0	0	22.413.865
402	01	00	00	Productos alimenticios y agropecuarios	208.800	0	0	0	0	208.800
402	01	01	00	Alimentos y bebidas para personas	208.800	0	0	0	0	208.800
402	03	00	00	Textiles y vestuarios	177.465	0	0	0	0	177.465
402	03	01	00	Textiles	177.465	0	0	0	0	177.465
402	04	00	00	Productos de cuero y caucho	284.200	0	0	0	0	284.200
402	04	03	00	Cauchos y tripas para vehículos	284.200	0	0	0	0	284.200
402	05	00	00	Productos de papel, cartón e impresos	14.639.175	0	0	0	0	14.639.175
402	05	01	00	Pulpa de madera, papel y cartón	3.000.000	0	0	0	0	3.000.000
402	05	03	00	Productos de papel y cartón para oficina	1.425.500	0	0	0	0	1.425.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.213.675	0	0	0	0	10.213.675
402	06	00	00	Productos químicos y derivados	2.201.250	0	0	0	0	2.201.250
402	06	03	00	Tintas, pinturas y colorantes	1.195.000	0	0	0	0	1.195.000
402	06	06	00	Combustibles y lubricantes	216.250	0	0	0	0	216.250
402	06	99	00	Otros productos de la industria química y conexos	790.000	0	0	0	0	790.000
402	08	00	00	Productos metálicos	1.158.735	0	0	0	0	1.158.735
402	08	09	00	Repuestos y accesorios para equipos de transporte	348.000	0	0	0	0	348.000
402	08	10	00	Repuestos y accesorios para otros equipos	810.735	0	0	0	0	810.735
402	10	00	00	Productos varios y útiles diversos	3.744.240	0	0	0	0	3.744.240
402	10	02	00	Materiales y útiles de limpieza y aseo	185.560	0	0	0	0	185.560
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	197.970	0	0	0	0	197.970
402	10	07	00	Productos de seguridad en el trabajo	188.400	0	0	0	0	188.400
402	10	08	00	Materiales para equipos de computación	743.000	0	0	0	0	743.000
402	10	11	00	Materiales eléctricos	463.500	0	0	0	0	463.500
402	10	12	00	Materiales para instalaciones sanitarias	220.050	0	0	0	0	220.050

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128972 080158000 PRESTACIÓN DE SERVICIOS DIVERSOS A LAS UNIDADES MILITARES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA UNIFORMIDAD EN LA DOTACIÓN DE UNIDADES MILITARES PARA EL DESEMPEÑO ÓPTIMO DE SUS FUNCIONES Y EL MEJOR FUNCIONAMIENTO OPERATIVO.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.493

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080158008 EJECUTAR PROCESOS GRÁFICOS, REPRODUCCIÓN E IMPRENTA

UNIDAD DE MEDIDA: ARTÍCULO **META:** 1.200

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ARTES GRÁFICAS DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA (MPPD)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	13	00	Materiales fotográficos	1.745.760	0	0	0	0	1.745.760
403	**00**	**00**	**00**	**Servicios no personales**	**5.590.823**	**0**	**0**	**0**	**0**	**5.590.823**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	144.000	0	0	0	0	144.000
403	10	07	00	Servicios de capacitación y adiestramiento	144.000	0	0	0	0	144.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.451.463	0	0	0	0	2.451.463
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.310.400	0	0	0	0	1.310.400
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	605.143	0	0	0	0	605.143
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	535.920	0	0	0	0	535.920
403	18	00	00	Impuestos indirectos	2.995.360	0	0	0	0	2.995.360
403	18	01	00	Impuesto al valor agregado	2.995.360	0	0	0	0	2.995.360
				Totales	**28.004.688**	**0**	**0**	**0**	**0**	**28.004.688**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 128972 080158000 PRESTACIÓN DE SERVICIOS DIVERSOS A LAS UNIDADES MILITARES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA UNIFORMIDAD EN LA DOTACIÓN DE UNIDADES MILITARES PARA EL DESEMPEÑO ÓPTIMO DE SUS FUNCIONES Y EL MEJOR FUNCIONAMIENTO OPERATIVO.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.493

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080158009 DESARROLLAR PROCESOS DE CONSCRIPCIÓN Y ALISTAMIENTO MILITAR

UNIDAD DE MEDIDA: PERSONA **META:** 3

RESPONSABLE/EJECUTOR: SECRETARÍA PERMANENTE DE REGISTRO Y ALISTAMIENTO MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.987.750**	**0**	**0**	**0**	**0**	**19.987.750**
402	01	00	00	Productos alimenticios y agropecuarios	375.000	0	0	0	0	375.000
402	01	01	00	Alimentos y bebidas para personas	375.000	0	0	0	0	375.000
402	02	00	00	Productos de minas, canteras y yacimientos	330.800	0	0	0	0	330.800
402	02	05	00	Piedra, arcilla, arena y tierra	330.800	0	0	0	0	330.800
402	03	00	00	Textiles y vestuarios	940.300	0	0	0	0	940.300
402	03	01	00	Textiles	940.300	0	0	0	0	940.300
402	04	00	00	Productos de cuero y caucho	334.200	0	0	0	0	334.200
402	04	03	00	Cauchos y tripas para vehículos	334.200	0	0	0	0	334.200
402	05	00	00	Productos de papel, cartón e impresos	3.089.000	0	0	0	0	3.089.000
402	05	01	00	Pulpa de madera, papel y cartón	333.800	0	0	0	0	333.800
402	05	03	00	Productos de papel y cartón para oficina	1.460.400	0	0	0	0	1.460.400
402	05	06	00	Productos de papel y cartón para computación	960.600	0	0	0	0	960.600
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	334.200	0	0	0	0	334.200
402	06	00	00	Productos químicos y derivados	2.312.700	0	0	0	0	2.312.700
402	06	02	00	Abonos, plaguicidas y otros	280.600	0	0	0	0	280.600
402	06	03	00	Tintas, pinturas y colorantes	1.480.900	0	0	0	0	1.480.900
402	06	06	00	Combustibles y lubricantes	216.400	0	0	0	0	216.400
402	06	08	00	Productos plásticos	334.800	0	0	0	0	334.800
402	07	00	00	Productos minerales no metálicos	663.750	0	0	0	0	663.750
402	07	03	00	Productos de arcilla para construcción	330.750	0	0	0	0	330.750
402	07	04	00	Cemento, cal y yeso	333.000	0	0	0	0	333.000
402	08	00	00	Productos metálicos	965.800	0	0	0	0	965.800
402	08	01	00	Productos primarios de hierro y acero	330.600	0	0	0	0	330.600
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	302.400	0	0	0	0	302.400

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128972 080158000 PRESTACIÓN DE SERVICIOS DIVERSOS A LAS UNIDADES MILITARES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA

OBJETIVO DEL PROYECTO: GARANTIZAR LA UNIFORMIDAD EN LA DOTACIÓN DE UNIDADES MILITARES PARA EL DESEMPEÑO ÓPTIMO DE SUS FUNCIONES Y EL MEJOR FUNCIONAMIENTO OPERATIVO.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.493

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080158009 DESARROLLAR PROCESOS DE CONSCRIPCIÓN Y ALISTAMIENTO MILITAR

UNIDAD DE MEDIDA: PERSONA **META:** 3

RESPONSABLE/EJECUTOR: SECRETARÍA PERMANENTE DE REGISTRO Y ALISTAMIENTO MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	332.800	0	0	0	0	332.800
402	09	00	00	Productos de madera	329.700	0	0	0	0	329.700
402	09	02	00	Muebles y accesorios de madera para edificaciones	329.700	0	0	0	0	329.700
402	10	00	00	Productos varios y útiles diversos	10.646.500	0	0	0	0	10.646.500
402	10	02	00	Materiales y útiles de limpieza y aseo	2.480.300	0	0	0	0	2.480.300
402	10	03	00	Utensilios de cocina y comedor	1.580.000	0	0	0	0	1.580.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.465.800	0	0	0	0	2.465.800
402	10	08	00	Materiales para equipos de computación	1.960.000	0	0	0	0	1.960.000
402	10	11	00	Materiales eléctricos	1.180.000	0	0	0	0	1.180.000
402	10	12	00	Materiales para instalaciones sanitarias	980.400	0	0	0	0	980.400
403	**00**	**00**	**00**	**Servicios no personales**	**20.012.250**	**0**	**0**	**0**	**0**	**20.012.250**
403	06	00	00	Servicios de transporte y almacenaje	334.000	0	0	0	0	334.000
403	06	01	00	Fletes y embalajes	334.000	0	0	0	0	334.000
403	09	00	00	Viáticos y pasajes	960.000	0	0	0	0	960.000
403	09	01	00	Viáticos y pasajes dentro del país	960.000	0	0	0	0	960.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.509.180	0	0	0	0	3.509.180
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.480.400	0	0	0	0	1.480.400
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.028.780	0	0	0	0	2.028.780
403	12	00	00	Conservación y reparaciones menores de obras	11.066.391	0	0	0	0	11.066.391
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	11.066.391	0	0	0	0	11.066.391
403	18	00	00	Impuestos indirectos	4.142.679	0	0	0	0	4.142.679
403	18	01	00	Impuesto al valor agregado	4.142.679	0	0	0	0	4.142.679
				Totales	**40.000.000**	**0**	**0**	**0**	**0**	**40.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129040 080159000 ADMINISTRACIÓN DE JUSTICIA MILITAR

OBJETIVO DEL PROYECTO: ADMINISTRAR LA JUSTICIA MILITAR ACORDE CON LOS ESTÁNDARES DE UN ESTADO DEMOCRÁTICO Y DE DERECHO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 81.460

RESPONSABLE/EJECUTOR: DIRECCION DE ADMINISTRACION DE LA CORTE MARCIAL DE LA REPÚBLICA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**33.415.707**	**0**	**0**	**0**	**0**	**33.415.707**
402	01	00	00	Productos alimenticios y agropecuarios	3.170.020	0	0	0	0	3.170.020
402	01	01	00	Alimentos y bebidas para personas	3.170.020	0	0	0	0	3.170.020
402	03	00	00	Textiles y vestuarios	866.600	0	0	0	0	866.600
402	03	01	00	Textiles	266.600	0	0	0	0	266.600
402	03	02	00	Prendas de vestir	600.000	0	0	0	0	600.000
402	04	00	00	Productos de cuero y caucho	630.000	0	0	0	0	630.000
402	04	03	00	Cauchos y tripas para vehículos	630.000	0	0	0	0	630.000
402	05	00	00	Productos de papel, cartón e impresos	16.473.980	0	0	0	0	16.473.980
402	05	01	00	Pulpa de madera, papel y cartón	1.520.000	0	0	0	0	1.520.000
402	05	03	00	Productos de papel y cartón para oficina	14.367.980	0	0	0	0	14.367.980
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	586.000	0	0	0	0	586.000
402	06	00	00	Productos químicos y derivados	2.682.494	0	0	0	0	2.682.494
402	06	02	00	Abonos, plaguicidas y otros	250.000	0	0	0	0	250.000
402	06	03	00	Tintas, pinturas y colorantes	1.592.000	0	0	0	0	1.592.000
402	06	04	00	Productos farmacéuticos y medicamentos	155.294	0	0	0	0	155.294
402	06	06	00	Combustibles y lubricantes	355.000	0	0	0	0	355.000
402	06	08	00	Productos plásticos	330.200	0	0	0	0	330.200
402	07	00	00	Productos minerales no metálicos	299.600	0	0	0	0	299.600
402	07	02	00	Vidrios y productos de vidrio	150.000	0	0	0	0	150.000
402	07	04	00	Cemento, cal y yeso	149.600	0	0	0	0	149.600
402	08	00	00	Productos metálicos	1.936.307	0	0	0	0	1.936.307
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	324.000	0	0	0	0	324.000
402	08	07	00	Material de señalamiento	100.000	0	0	0	0	100.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.412.307	0	0	0	0	1.412.307
402	08	10	00	Repuestos y accesorios para otros equipos	100.000	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	7.356.706	0	0	0	0	7.356.706
402	10	01	00	Artículos de deporte, recreación y juguetes	198.400	0	0	0	0	198.400
402	10	02	00	Materiales y útiles de limpieza y aseo	2.081.000	0	0	0	0	2.081.000
402	10	03	00	Utensilios de cocina y comedor	62.806	0	0	0	0	62.806

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129040 080159000 ADMINISTRACIÓN DE JUSTICIA MILITAR

OBJETIVO DEL PROYECTO: ADMINISTRAR LA JUSTICIA MILITAR ACORDE CON LOS ESTÁNDARES DE UN ESTADO DEMOCRÁTICO Y DE DERECHO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 81.460

RESPONSABLE/EJECUTOR: DIRECCION DE ADMINISTRACION DE LA CORTE MARCIAL DE LA REPÚBLICA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.122.000	0	0	0	0	3.122.000
402	10	06	00	Condecoraciones, ofrendas y similares	155.000	0	0	0	0	155.000
402	10	07	00	Productos de seguridad en el trabajo	15.500	0	0	0	0	15.500
402	10	08	00	Materiales para equipos de computación	372.000	0	0	0	0	372.000
402	10	11	00	Materiales eléctricos	450.000	0	0	0	0	450.000
402	10	12	00	Materiales para instalaciones sanitarias	400.000	0	0	0	0	400.000
402	10	99	00	Otros productos y útiles diversos	500.000	0	0	0	0	500.000
403	**00**	**00**	**00**	**Servicios no personales**	**24.793.456**	**0**	**0**	**0**	**0**	**24.793.456**
403	01	00	00	Alquileres de inmuebles	2.200.000	0	0	0	0	2.200.000
403	01	01	00	Alquileres de edificios y locales	2.200.000	0	0	0	0	2.200.000
403	06	00	00	Servicios de transporte y almacenaje	270.000	0	0	0	0	270.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	270.000	0	0	0	0	270.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.000	0	0	0	0	3.000
403	08	02	00	Comisiones y gastos bancarios	3.000	0	0	0	0	3.000
403	09	00	00	Viáticos y pasajes	2.640.000	0	0	0	0	2.640.000
403	09	01	00	Viáticos y pasajes dentro del país	2.640.000	0	0	0	0	2.640.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.500.000	0	0	0	0	1.500.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.500.000	0	0	0	0	1.500.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	9.932.287	0	0	0	0	9.932.287
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.666.176	0	0	0	0	1.666.176
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	550.000	0	0	0	0	550.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	7.716.111	0	0	0	0	7.716.111
403	12	00	00	Conservación y reparaciones menores de obras	2.000.000	0	0	0	0	2.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.000.000	0	0	0	0	2.000.000
403	18	00	00	Impuestos indirectos	6.248.169	0	0	0	0	6.248.169
403	18	01	00	Impuesto al valor agregado	6.248.169	0	0	0	0	6.248.169
				Totales	**58.209.163**	**0**	**0**	**0**	**0**	**58.209.163**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 08 - 165

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129040 080159000 ADMINISTRACIÓN DE JUSTICIA MILITAR

OBJETIVO DEL PROYECTO: ADMINISTRAR LA JUSTICIA MILITAR ACORDE CON LOS ESTÁNDARES DE UN ESTADO DEMOCRÁTICO Y DE DERECHO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 81.460

RESPONSABLE/EJECUTOR: DIRECCION DE ADMINISTRACION DE LA CORTE MARCIAL DE LA REPÚBLICA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129040 080159000 ADMINISTRACIÓN DE JUSTICIA MILITAR

OBJETIVO DEL PROYECTO: ADMINISTRAR LA JUSTICIA MILITAR ACORDE CON LOS ESTÁNDARES DE UN ESTADO DEMOCRÁTICO Y DE DERECHO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 81.460

RESPONSABLE/EJECUTOR: DIRECCION DE ADMINISTRACION DE LA CORTE MARCIAL DE LA REPÚBLICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080159001 ADMINISTRAR JUSTICIA MEDIANTE LA ACTUACIÓN DE TODOS LOS TRIBUNALES MILITARES DEL CIRCUITO JUDICIAL PENAL MILITAR A NIVEL NACIONAL

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 81.460

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.589.000**	**0**	**0**	**0**	**0**	**20.589.000**
402	01	00	00	Productos alimenticios y agropecuarios	2.550.020	0	0	0	0	2.550.020
402	01	01	00	Alimentos y bebidas para personas	2.550.020	0	0	0	0	2.550.020
402	05	00	00	Productos de papel, cartón e impresos	12.887.980	0	0	0	0	12.887.980
402	05	01	00	Pulpa de madera, papel y cartón	1.020.000	0	0	0	0	1.020.000
402	05	03	00	Productos de papel y cartón para oficina	11.867.980	0	0	0	0	11.867.980
402	06	00	00	Productos químicos y derivados	1.020.000	0	0	0	0	1.020.000
402	06	03	00	Tintas, pinturas y colorantes	1.020.000	0	0	0	0	1.020.000
402	10	00	00	Productos varios y útiles diversos	4.131.000	0	0	0	0	4.131.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.581.000	0	0	0	0	1.581.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.550.000	0	0	0	0	2.550.000
403	**00**	**00**	**00**	**Servicios no personales**	**9.411.000**	**0**	**0**	**0**	**0**	**9.411.000**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.916.111	0	0	0	0	5.916.111
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.916.111	0	0	0	0	5.916.111
403	18	00	00	Impuestos indirectos	3.494.889	0	0	0	0	3.494.889
403	18	01	00	Impuesto al valor agregado	3.494.889	0	0	0	0	3.494.889
				Totales	**30.000.000**	**0**	**0**	**0**	**0**	**30.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129040 080159000 ADMINISTRACIÓN DE JUSTICIA MILITAR

OBJETIVO DEL PROYECTO: ADMINISTRAR LA JUSTICIA MILITAR ACORDE CON LOS ESTÁNDARES DE UN ESTADO DEMOCRÁTICO Y DE DERECHO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 81.460

RESPONSABLE/EJECUTOR: DIRECCION DE ADMINISTRACION DE LA CORTE MARCIAL DE LA REPÚBLICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080159002 REALIZAR LAS ACTIVIDADES DE LOGÍSTICAS NECESARIAS QUE GARANTICEN EL FUNCIONAMIENTO DE TODOS LOS TRIBUNALES MILITARES A NIVEL NACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	12.826.707	0	0	0	0	12.826.707
402	01	00	00	Productos alimenticios y agropecuarios	620.000	0	0	0	0	620.000
402	01	01	00	Alimentos y bebidas para personas	620.000	0	0	0	0	620.000
402	03	00	00	Textiles y vestuarios	866.600	0	0	0	0	866.600
402	03	01	00	Textiles	266.600	0	0	0	0	266.600
402	03	02	00	Prendas de vestir	600.000	0	0	0	0	600.000
402	04	00	00	Productos de cuero y caucho	630.000	0	0	0	0	630.000
402	04	03	00	Cauchos y tripas para vehículos	630.000	0	0	0	0	630.000
402	05	00	00	Productos de papel, cartón e impresos	3.586.000	0	0	0	0	3.586.000
402	05	01	00	Pulpa de madera, papel y cartón	500.000	0	0	0	0	500.000
402	05	03	00	Productos de papel y cartón para oficina	2.500.000	0	0	0	0	2.500.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	586.000	0	0	0	0	586.000
402	06	00	00	Productos químicos y derivados	1.662.494	0	0	0	0	1.662.494
402	06	02	00	Abonos, plaguicidas y otros	250.000	0	0	0	0	250.000
402	06	03	00	Tintas, pinturas y colorantes	572.000	0	0	0	0	572.000
402	06	04	00	Productos farmacéuticos y medicamentos	155.294	0	0	0	0	155.294
402	06	06	00	Combustibles y lubricantes	355.000	0	0	0	0	355.000
402	06	08	00	Productos plásticos	330.200	0	0	0	0	330.200
402	07	00	00	Productos minerales no metálicos	299.600	0	0	0	0	299.600
402	07	02	00	Vidrios y productos de vidrio	150.000	0	0	0	0	150.000
402	07	04	00	Cemento, cal y yeso	149.600	0	0	0	0	149.600
402	08	00	00	Productos metálicos	1.936.307	0	0	0	0	1.936.307
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	324.000	0	0	0	0	324.000
402	08	07	00	Material de señalamiento	100.000	0	0	0	0	100.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.412.307	0	0	0	0	1.412.307

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129040 080159000 ADMINISTRACIÓN DE JUSTICIA MILITAR

OBJETIVO DEL PROYECTO: ADMINISTRAR LA JUSTICIA MILITAR ACORDE CON LOS ESTÁNDARES DE UN ESTADO DEMOCRÁTICO Y DE DERECHO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 81.460

RESPONSABLE/EJECUTOR: DIRECCION DE ADMINISTRACION DE LA CORTE MARCIAL DE LA REPÚBLICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080159002 REALIZAR LAS ACTIVIDADES DE LOGÍSTICAS NECESARIAS QUE GARANTICEN EL FUNCIONAMIENTO DE TODOS LOS TRIBUNALES MILITARES A NIVEL NACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	100.000	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	3.225.706	0	0	0	0	3.225.706
402	10	01	00	Artículos de deporte, recreación y juguetes	198.400	0	0	0	0	198.400
402	10	02	00	Materiales y útiles de limpieza y aseo	500.000	0	0	0	0	500.000
402	10	03	00	Utensilios de cocina y comedor	62.806	0	0	0	0	62.806
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	572.000	0	0	0	0	572.000
402	10	06	00	Condecoraciones, ofrendas y similares	155.000	0	0	0	0	155.000
402	10	07	00	Productos de seguridad en el trabajo	15.500	0	0	0	0	15.500
402	10	08	00	Materiales para equipos de computación	372.000	0	0	0	0	372.000
402	10	11	00	Materiales eléctricos	450.000	0	0	0	0	450.000
402	10	12	00	Materiales para instalaciones sanitarias	400.000	0	0	0	0	400.000
402	10	99	00	Otros productos y útiles diversos	500.000	0	0	0	0	500.000
403	**00**	**00**	**00**	**Servicios no personales**	**15.382.456**	**0**	**0**	**0**	**0**	**15.382.456**
403	01	00	00	Alquileres de inmuebles	2.200.000	0	0	0	0	2.200.000
403	01	01	00	Alquileres de edificios y locales	2.200.000	0	0	0	0	2.200.000
403	06	00	00	Servicios de transporte y almacenaje	270.000	0	0	0	0	270.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	270.000	0	0	0	0	270.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.000	0	0	0	0	3.000
403	08	02	00	Comisiones y gastos bancarios	3.000	0	0	0	0	3.000
403	09	00	00	Viáticos y pasajes	2.640.000	0	0	0	0	2.640.000
403	09	01	00	Viáticos y pasajes dentro del país	2.640.000	0	0	0	0	2.640.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.500.000	0	0	0	0	1.500.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.500.000	0	0	0	0	1.500.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.016.176	0	0	0	0	4.016.176
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.666.176	0	0	0	0	1.666.176

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129040 080159000 ADMINISTRACIÓN DE JUSTICIA MILITAR

OBJETIVO DEL PROYECTO: ADMINISTRAR LA JUSTICIA MILITAR ACORDE CON LOS ESTÁNDARES DE UN ESTADO DEMOCRÁTICO Y DE DERECHO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 81.460

RESPONSABLE/EJECUTOR: DIRECCION DE ADMINISTRACION DE LA CORTE MARCIAL DE LA REPÚBLICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080159002 REALIZAR LAS ACTIVIDADES DE LOGÍSTICAS NECESARIAS QUE GARANTICEN EL FUNCIONAMIENTO DE TODOS LOS TRIBUNALES MILITARES A NIVEL NACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	550.000	0	0	0	0	550.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.800.000	0	0	0	0	1.800.000
403	12	00	00	Conservación y reparaciones menores de obras	2.000.000	0	0	0	0	2.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.000.000	0	0	0	0	2.000.000
403	18	00	00	Impuestos indirectos	2.753.280	0	0	0	0	2.753.280
403	18	01	00	Impuesto al valor agregado	2.753.280	0	0	0	0	2.753.280
				Totales	**28.209.163**	0	0	0	0	**28.209.163**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129002 080160000 MEJORAMIENTO DE LOS SISTEMAS DE CONTRAINTELIGENCIA MILITAR

OBJETIVO DEL PROYECTO: MEJORAR EL SISTEMA DE CONTRAINTELIGENCIA MILITAR EN COHESIÓN CON LOS ÓRGANOS TERRITORIALES, A LOS FINES DE INCREMENTAR LA OBTENCIÓN DE INFORMACIÓN RELEVANTE PARA LA DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 5.466

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONTRAINTELIGENCIA MILITAR (DGCIM) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**69.800.000**	**0**	**0**	**0**	**0**	**69.800.000**
402	01	00	00	Productos alimenticios y agropecuarios	43.000.000	0	0	0	0	43.000.000
402	01	01	00	Alimentos y bebidas para personas	43.000.000	0	0	0	0	43.000.000
402	04	00	00	Productos de cuero y caucho	16.398.000	0	0	0	0	16.398.000
402	04	03	00	Cauchos y tripas para vehículos	16.398.000	0	0	0	0	16.398.000
402	05	00	00	Productos de papel, cartón e impresos	1.790.000	0	0	0	0	1.790.000
402	05	01	00	Pulpa de madera, papel y cartón	720.000	0	0	0	0	720.000
402	05	06	00	Productos de papel y cartón para computación	510.000	0	0	0	0	510.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	560.000	0	0	0	0	560.000
402	06	00	00	Productos químicos y derivados	1.494.000	0	0	0	0	1.494.000
402	06	03	00	Tintas, pinturas y colorantes	745.000	0	0	0	0	745.000
402	06	06	00	Combustibles y lubricantes	749.000	0	0	0	0	749.000
402	08	00	00	Productos metálicos	1.340.000	0	0	0	0	1.340.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	620.000	0	0	0	0	620.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	720.000	0	0	0	0	720.000
402	10	00	00	Productos varios y útiles diversos	5.778.000	0	0	0	0	5.778.000
402	10	01	00	Artículos de deporte, recreación y juguetes	350.000	0	0	0	0	350.000
402	10	02	00	Materiales y útiles de limpieza y aseo	748.000	0	0	0	0	748.000
402	10	03	00	Utensilios de cocina y comedor	320.000	0	0	0	0	320.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	310.000	0	0	0	0	310.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	749.000	0	0	0	0	749.000
402	10	06	00	Condecoraciones, ofrendas y similares	710.000	0	0	0	0	710.000
402	10	07	00	Productos de seguridad en el trabajo	380.000	0	0	0	0	380.000
402	10	08	00	Materiales para equipos de computación	739.000	0	0	0	0	739.000
402	10	11	00	Materiales eléctricos	732.000	0	0	0	0	732.000
402	10	12	00	Materiales para instalaciones sanitarias	590.000	0	0	0	0	590.000
402	10	13	00	Materiales fotográficos	150.000	0	0	0	0	150.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.780.004**	**0**	**0**	**0**	**0**	**4.780.004**
403	09	00	00	Viáticos y pasajes	1.280.000	0	0	0	0	1.280.000
403	09	01	00	Viáticos y pasajes dentro del país	1.280.000	0	0	0	0	1.280.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129002 080160000 MEJORAMIENTO DE LOS SISTEMAS DE CONTRAINTELIGENCIA MILITAR

OBJETIVO DEL PROYECTO: MEJORAR EL SISTEMA DE CONTRAINTELIGENCIA MILITAR EN COHESIÓN CON LOS ÓRGANOS TERRITORIALES, A LOS FINES DE INCREMENTAR LA OBTENCIÓN DE INFORMACIÓN RELEVANTE PARA LA DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 5.466

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONTRAINTELIGENCIA MILITAR (DGCIM) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	3.500.004	0	0	0	0	3.500.004
403	18	01	00	Impuesto al valor agregado	3.500.004	0	0	0	0	3.500.004
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**536.135.706**	**0**	**0**	**0**	**0**	**536.135.706**
406	01	00	00	Gastos de defensa y seguridad del Estado	536.135.706	0	0	0	0	536.135.706
406	01	01	00	Gastos de defensa y seguridad del Estado	536.135.706	0	0	0	0	536.135.706
				Totales	**610.715.710**	**0**	**0**	**0**	**0**	**610.715.710**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

08 - 172

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129002 080160000 MEJORAMIENTO DE LOS SISTEMAS DE CONTRAINTELIGENCIA MILITAR

OBJETIVO DEL PROYECTO: MEJORAR EL SISTEMA DE CONTRAINTELIGENCIA MILITAR EN COHESIÓN CON LOS ÓRGANOS TERRITORIALES, A LOS FINES DE INCREMENTAR LA OBTENCIÓN DE INFORMACIÓN RELEVANTE PARA LA DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN

META: 5.466

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONTRAINTELIGENCIA MILITAR (DGCIM)

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129002 080160000 MEJORAMIENTO DE LOS SISTEMAS DE CONTRAINTELIGENCIA MILITAR

OBJETIVO DEL PROYECTO: MEJORAR EL SISTEMA DE CONTRAINTELIGENCIA MILITAR EN COHESIÓN CON LOS ÓRGANOS TERRITORIALES, A LOS FINES DE INCREMENTAR LA OBTENCIÓN DE INFORMACIÓN RELEVANTE PARA LA DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 5.466

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONTRAINTELIGENCIA MILITAR (DGCIM) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080160002 EJECUTAR ACTIVIDADES ADMINISTRATIVAS QUE PERMITAN EL FUNCIONAMIENTO DE LAS UNIDADES ADSCRITAS A LA DIRECCIÓN GENERAL DE CONTRAINTELIGENCIA MILITAR (DGCIM)

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 766

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONTRAINTELIGENCIA MILITAR (DGCIM)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**69.800.000**	**0**	**0**	**0**	**0**	**69.800.000**
402	01	00	00	Productos alimenticios y agropecuarios	43.000.000	0	0	0	0	43.000.000
402	01	01	00	Alimentos y bebidas para personas	43.000.000	0	0	0	0	43.000.000
402	04	00	00	Productos de cuero y caucho	16.398.000	0	0	0	0	16.398.000
402	04	03	00	Cauchos y tripas para vehículos	16.398.000	0	0	0	0	16.398.000
402	05	00	00	Productos de papel, cartón e impresos	1.790.000	0	0	0	0	1.790.000
402	05	01	00	Pulpa de madera, papel y cartón	720.000	0	0	0	0	720.000
402	05	06	00	Productos de papel y cartón para computación	510.000	0	0	0	0	510.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	560.000	0	0	0	0	560.000
402	06	00	00	Productos químicos y derivados	1.494.000	0	0	0	0	1.494.000
402	06	03	00	Tintas, pinturas y colorantes	745.000	0	0	0	0	745.000
402	06	06	00	Combustibles y lubricantes	749.000	0	0	0	0	749.000
402	08	00	00	Productos metálicos	1.340.000	0	0	0	0	1.340.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	620.000	0	0	0	0	620.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	720.000	0	0	0	0	720.000
402	10	00	00	Productos varios y útiles diversos	5.778.000	0	0	0	0	5.778.000
402	10	01	00	Artículos de deporte, recreación y juguetes	350.000	0	0	0	0	350.000
402	10	02	00	Materiales y útiles de limpieza y aseo	748.000	0	0	0	0	748.000
402	10	03	00	Utensilios de cocina y comedor	320.000	0	0	0	0	320.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	310.000	0	0	0	0	310.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	749.000	0	0	0	0	749.000
402	10	06	00	Condecoraciones, ofrendas y similares	710.000	0	0	0	0	710.000
402	10	07	00	Productos de seguridad en el trabajo	380.000	0	0	0	0	380.000
402	10	08	00	Materiales para equipos de computación	739.000	0	0	0	0	739.000
402	10	11	00	Materiales eléctricos	732.000	0	0	0	0	732.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129002 080160000 MEJORAMIENTO DE LOS SISTEMAS DE CONTRAINTELIGENCIA MILITAR

OBJETIVO DEL PROYECTO: MEJORAR EL SISTEMA DE CONTRAINTELIGENCIA MILITAR EN COHESIÓN CON LOS ÓRGANOS TERRITORIALES, A LOS FINES DE INCREMENTAR LA OBTENCIÓN DE INFORMACIÓN RELEVANTE PARA LA DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 5.466

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONTRAINTELIGENCIA MILITAR (DGCIM) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080160002 EJECUTAR ACTIVIDADES ADMINISTRATIVAS QUE PERMITAN EL FUNCIONAMIENTO DE LAS UNIDADES ADSCRITAS A LA DIRECCIÓN GENERAL DE CONTRAINTELIGENCIA MILITAR (DGCIM)

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 766

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONTRAINTELIGENCIA MILITAR (DGCIM)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	590.000	0	0	0	0	590.000
402	10	13	00	Materiales fotográficos	150.000	0	0	0	0	150.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.780.004**	**0**	**0**	**0**	**0**	**4.780.004**
403	09	00	00	Viáticos y pasajes	1.280.000	0	0	0	0	1.280.000
403	09	01	00	Viáticos y pasajes dentro del país	1.280.000	0	0	0	0	1.280.000
403	18	00	00	Impuestos indirectos	3.500.004	0	0	0	0	3.500.004
403	18	01	00	Impuesto al valor agregado	3.500.004	0	0	0	0	3.500.004
				Totales	**74.580.004**	**0**	**0**	**0**	**0**	**74.580.004**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129002 080160000 MEJORAMIENTO DE LOS SISTEMAS DE CONTRAINTELIGENCIA MILITAR

OBJETIVO DEL PROYECTO: MEJORAR EL SISTEMA DE CONTRAINTELIGENCIA MILITAR EN COHESIÓN CON LOS ÓRGANOS TERRITORIALES, A LOS FINES DE INCREMENTAR LA OBTENCIÓN DE INFORMACIÓN RELEVANTE PARA LA DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 5.466

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONTRAINTELIGENCIA MILITAR (DGCIM) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080160003 OPERACIONES DE CONTRAINTELIGENCIA

UNIDAD DE MEDIDA: OPERACIÓN **META:** 4.700

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONTRAINTELIGENCIA MILITAR (DGCIM)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**536.135.706**	**0**	**0**	**0**	**0**	**536.135.706**
406	01	00	00	Gastos de defensa y seguridad del Estado	536.135.706	0	0	0	0	536.135.706
406	01	01	00	Gastos de defensa y seguridad del Estado	536.135.706	0	0	0	0	536.135.706
				Totales	**536.135.706**	**0**	**0**	**0**	**0**	**536.135.706**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129018 080161000 SISTEMA DE CONTROL Y EVALUACIÓN DE LA GESTIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA INTEGRADO DE CONTROL Y EVALUACIÓN DE LA GESTIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA (MPPD), MEDIANTE LA PLATAFORMA WEB.

UNIDAD DE MEDIDA: ACCIÓN **META:** 88

RESPONSABLE/EJECUTOR: ESTADÍSTICA DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.694.048**	**0**	**0**	**0**	**0**	**19.694.048**
402	01	00	00	Productos alimenticios y agropecuarios	3.000.000	0	0	0	0	3.000.000
402	01	01	00	Alimentos y bebidas para personas	3.000.000	0	0	0	0	3.000.000
402	05	00	00	Productos de papel, cartón e impresos	10.600.000	0	0	0	0	10.600.000
402	05	01	00	Pulpa de madera, papel y cartón	5.300.000	0	0	0	0	5.300.000
402	05	03	00	Productos de papel y cartón para oficina	5.300.000	0	0	0	0	5.300.000
402	10	00	00	Productos varios y útiles diversos	6.094.048	0	0	0	0	6.094.048
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.100.000	0	0	0	0	2.100.000
402	10	08	00	Materiales para equipos de computación	2.100.000	0	0	0	0	2.100.000
402	10	11	00	Materiales eléctricos	1.894.048	0	0	0	0	1.894.048
403	**00**	**00**	**00**	**Servicios no personales**	**16.170.455**	**0**	**0**	**0**	**0**	**16.170.455**
403	09	00	00	Viáticos y pasajes	7.903.507	0	0	0	0	7.903.507
403	09	01	00	Viáticos y pasajes dentro del país	7.903.507	0	0	0	0	7.903.507
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.814.950	0	0	0	0	3.814.950
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.264.950	0	0	0	0	2.264.950
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.550.000	0	0	0	0	1.550.000
403	12	00	00	Conservación y reparaciones menores de obras	1.550.000	0	0	0	0	1.550.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.550.000	0	0	0	0	1.550.000
403	18	00	00	Impuestos indirectos	2.901.998	0	0	0	0	2.901.998
403	18	01	00	Impuesto al valor agregado	2.901.998	0	0	0	0	2.901.998
404	**00**	**00**	**00**	**Activos reales**	**2.500.000**	**0**	**0**	**0**	**0**	**2.500.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.750.000	0	0	0	0	1.750.000
404	09	01	00	Mobiliario y equipos de oficina	750.000	0	0	0	0	750.000
404	09	02	00	Equipos de computación	1.000.000	0	0	0	0	1.000.000
404	12	00	00	Activos intangibles	750.000	0	0	0	0	750.000
404	12	04	00	Paquetes y programas de computación	750.000	0	0	0	0	750.000
				Totales	**38.364.503**	**0**	**0**	**0**	**0**	**38.364.503**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

08 - 177

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129018 080161000 SISTEMA DE CONTROL Y EVALUACIÓN DE LA GESTIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA INTEGRADO DE CONTROL Y EVALUACIÓN DE LA GESTIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA (MPPD), MEDIANTE LA PLATAFORMA WEB.

UNIDAD DE MEDIDA: ACCIÓN **META:** 88

RESPONSABLE/EJECUTOR: ESTADÍSTICA DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129018 080161000 SISTEMA DE CONTROL Y EVALUACIÓN DE LA GESTIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA INTEGRADO DE CONTROL Y EVALUACIÓN DE LA GESTIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA (MPPD), MEDIANTE LA PLATAFORMA WEB.

UNIDAD DE MEDIDA: ACCIÓN **META:** 88

RESPONSABLE/EJECUTOR: ESTADÍSTICA DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 080161002 GESTIONAR LAS ACTIVIDADES NECESARIAS QUE GARANTICEN EL FUNCIONAMIENTO DEL SISTEMA INTEGRADO DE CONTROL Y EVALUACIÓN DE LA GESTIÓN INSTITUCIONAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 25

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**300.000**	**0**	**0**	**0**	**0**	**300.000**
403	18	00	00	Impuestos indirectos	300.000	0	0	0	0	300.000
403	18	01	00	Impuesto al valor agregado	300.000	0	0	0	0	300.000
404	**00**	**00**	**00**	**Activos reales**	**2.500.000**	**0**	**0**	**0**	**0**	**2.500.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.750.000	0	0	0	0	1.750.000
404	09	01	00	Mobiliario y equipos de oficina	750.000	0	0	0	0	750.000
404	09	02	00	Equipos de computación	1.000.000	0	0	0	0	1.000.000
404	12	00	00	Activos intangibles	750.000	0	0	0	0	750.000
404	12	04	00	Paquetes y programas de computación	750.000	0	0	0	0	750.000
				Totales	**2.800.000**	**0**	**0**	**0**	**0**	**2.800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129018 080161000 SISTEMA DE CONTROL Y EVALUACIÓN DE LA GESTIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: DISEÑAR UN SISTEMA INTEGRADO DE CONTROL Y EVALUACIÓN DE LA GESTIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA (MPPD), MEDIANTE LA PLATAFORMA WEB.

UNIDAD DE MEDIDA: ACCIÓN **META:** 88

RESPONSABLE/EJECUTOR: ESTADÍSTICA DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080161003 DESARROLLO DEL SISTEMA DE SEGUIMIENTO, MEDICIÓN Y EVALUACIÓN INSTITUCIONAL

UNIDAD DE MEDIDA: ACCIÓN **META:** 88

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.694.048**	**0**	**0**	**0**	**0**	**19.694.048**
402	01	00	00	Productos alimenticios y agropecuarios	3.000.000	0	0	0	0	3.000.000
402	01	01	00	Alimentos y bebidas para personas	3.000.000	0	0	0	0	3.000.000
402	05	00	00	Productos de papel, cartón e impresos	10.600.000	0	0	0	0	10.600.000
402	05	01	00	Pulpa de madera, papel y cartón	5.300.000	0	0	0	0	5.300.000
402	05	03	00	Productos de papel y cartón para oficina	5.300.000	0	0	0	0	5.300.000
402	10	00	00	Productos varios y útiles diversos	6.094.048	0	0	0	0	6.094.048
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.100.000	0	0	0	0	2.100.000
402	10	08	00	Materiales para equipos de computación	2.100.000	0	0	0	0	2.100.000
402	10	11	00	Materiales eléctricos	1.894.048	0	0	0	0	1.894.048
403	**00**	**00**	**00**	**Servicios no personales**	**15.870.455**	**0**	**0**	**0**	**0**	**15.870.455**
403	09	00	00	Viáticos y pasajes	7.903.507	0	0	0	0	7.903.507
403	09	01	00	Viáticos y pasajes dentro del país	7.903.507	0	0	0	0	7.903.507
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.814.950	0	0	0	0	3.814.950
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.264.950	0	0	0	0	2.264.950
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.550.000	0	0	0	0	1.550.000
403	12	00	00	Conservación y reparaciones menores de obras	1.550.000	0	0	0	0	1.550.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.550.000	0	0	0	0	1.550.000
403	18	00	00	Impuestos indirectos	2.601.998	0	0	0	0	2.601.998
403	18	01	00	Impuesto al valor agregado	2.601.998	0	0	0	0	2.601.998
				Totales	**35.564.503**	**0**	**0**	**0**	**0**	**35.564.503**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128954 080162000 FORTALECIMIENTO DEL SERVICIO DE LA DEFENSORÍA PÚBLICA MILITAR

OBJETIVO DEL PROYECTO: PARTICIPAR EN LA IMPLEMENTACIÓN DE UNA JUSTICIA IMPARCIAL, EQUITATIVA, TRANSPARENTE, EXPEDITA Y GRATUITA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 11.800

RESPONSABLE/EJECUTOR: DEFENSORÍA MILITAR **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.616.151**	**0**	**0**	**0**	**0**	**7.616.151**
402	01	00	00	Productos alimenticios y agropecuarios	839.659	0	0	0	0	839.659
402	01	01	00	Alimentos y bebidas para personas	839.659	0	0	0	0	839.659
402	04	00	00	Productos de cuero y caucho	1.050.000	0	0	0	0	1.050.000
402	04	03	00	Cauchos y tripas para vehículos	1.050.000	0	0	0	0	1.050.000
402	05	00	00	Productos de papel, cartón e impresos	1.360.735	0	0	0	0	1.360.735
402	05	01	00	Pulpa de madera, papel y cartón	410.239	0	0	0	0	410.239
402	05	02	00	Envases y cajas de papel y cartón	126.497	0	0	0	0	126.497
402	05	03	00	Productos de papel y cartón para oficina	793.078	0	0	0	0	793.078
402	05	04	00	Libros, revistas y periódicos	30.921	0	0	0	0	30.921
402	06	00	00	Productos químicos y derivados	1.046.579	0	0	0	0	1.046.579
402	06	03	00	Tintas, pinturas y colorantes	434.687	0	0	0	0	434.687
402	06	06	00	Combustibles y lubricantes	438.520	0	0	0	0	438.520
402	06	08	00	Productos plásticos	173.372	0	0	0	0	173.372
402	08	00	00	Productos metálicos	1.378.687	0	0	0	0	1.378.687
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	29.511	0	0	0	0	29.511
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.145.718	0	0	0	0	1.145.718
402	08	10	00	Repuestos y accesorios para otros equipos	203.458	0	0	0	0	203.458
402	10	00	00	Productos varios y útiles diversos	1.940.491	0	0	0	0	1.940.491
402	10	01	00	Artículos de deporte, recreación y juguetes	54.897	0	0	0	0	54.897
402	10	02	00	Materiales y útiles de limpieza y aseo	317.372	0	0	0	0	317.372
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	291.872	0	0	0	0	291.872
402	10	06	00	Condecoraciones, ofrendas y similares	193.824	0	0	0	0	193.824
402	10	07	00	Productos de seguridad en el trabajo	81.992	0	0	0	0	81.992
402	10	08	00	Materiales para equipos de computación	746.199	0	0	0	0	746.199
402	10	11	00	Materiales eléctricos	90.112	0	0	0	0	90.112
402	10	12	00	Materiales para instalaciones sanitarias	164.223	0	0	0	0	164.223
403	**00**	**00**	**00**	**Servicios no personales**	**7.565.519**	**0**	**0**	**0**	**0**	**7.565.519**
403	04	00	00	Servicios básicos	38.825	0	0	0	0	38.825
403	04	05	00	Servicio de comunicaciones	38.825	0	0	0	0	38.825

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128954 080162000 FORTALECIMIENTO DEL SERVICIO DE LA DEFENSORÍA PÚBLICA MILITAR

OBJETIVO DEL PROYECTO: PARTICIPAR EN LA IMPLEMENTACIÓN DE UNA JUSTICIA IMPARCIAL, EQUITATIVA, TRANSPARENTE, EXPEDITA Y GRATUITA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 11.800

RESPONSABLE/EJECUTOR: DEFENSORÍA MILITAR **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	399.271	0	0	0	0	399.271
403	07	02	00	Imprenta y reproducción	399.271	0	0	0	0	399.271
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.100	0	0	0	0	2.100
403	08	02	00	Comisiones y gastos bancarios	2.100	0	0	0	0	2.100
403	09	00	00	Viáticos y pasajes	1.965.000	0	0	0	0	1.965.000
403	09	01	00	Viáticos y pasajes dentro del país	1.965.000	0	0	0	0	1.965.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	802.890	0	0	0	0	802.890
403	10	03	00	Servicios de procesamiento de datos	382.500	0	0	0	0	382.500
403	10	07	00	Servicios de capacitación y adiestramiento	420.390	0	0	0	0	420.390
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.529.559	0	0	0	0	2.529.559
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.099.819	0	0	0	0	2.099.819
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	429.740	0	0	0	0	429.740
403	12	00	00	Conservación y reparaciones menores de obras	412.027	0	0	0	0	412.027
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	412.027	0	0	0	0	412.027
403	18	00	00	Impuestos indirectos	1.415.847	0	0	0	0	1.415.847
403	18	01	00	Impuesto al valor agregado	1.415.847	0	0	0	0	1.415.847
				Totales	**15.181.670**	**0**	**0**	**0**	**0**	**15.181.670**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 08 - 182

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128954 080162000 FORTALECIMIENTO DEL SERVICIO DE LA DEFENSORÍA PÚBLICA MILITAR

OBJETIVO DEL PROYECTO: PARTICIPAR EN LA IMPLEMENTACIÓN DE UNA JUSTICIA IMPARCIAL, EQUITATIVA, TRANSPARENTE, EXPEDITA Y GRATUITA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 11.800

RESPONSABLE/EJECUTOR: DEFENSORÍA MILITAR **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128954 080162000 FORTALECIMIENTO DEL SERVICIO DE LA DEFENSORÍA PÚBLICA MILITAR

OBJETIVO DEL PROYECTO: PARTICIPAR EN LA IMPLEMENTACIÓN DE UNA JUSTICIA IMPARCIAL, EQUITATIVA, TRANSPARENTE, EXPEDITA Y GRATUITA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 11.800

RESPONSABLE/EJECUTOR: DEFENSORÍA MILITAR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080162001 EJERCER LA TUTELA JUDICIAL EFECTIVA, EXPEDITA Y GRATUITA AL PERSONAL QUE CONFORMA LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 11.800

RESPONSABLE/EJECUTOR: DEFENSORÍA PÚBLICA MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**1.599.126**	**0**	**0**	**0**	**0**	**1.599.126**
402	01	00	00	Productos alimenticios y agropecuarios	460.478	0	0	0	0	460.478
402	01	01	00	Alimentos y bebidas para personas	460.478	0	0	0	0	460.478
402	05	00	00	Productos de papel, cartón e impresos	402.735	0	0	0	0	402.735
402	05	01	00	Pulpa de madera, papel y cartón	80.394	0	0	0	0	80.394
402	05	02	00	Envases y cajas de papel y cartón	13.137	0	0	0	0	13.137
402	05	03	00	Productos de papel y cartón para oficina	309.204	0	0	0	0	309.204
402	06	00	00	Productos químicos y derivados	204.263	0	0	0	0	204.263
402	06	03	00	Tintas, pinturas y colorantes	70.426	0	0	0	0	70.426
402	06	06	00	Combustibles y lubricantes	119.944	0	0	0	0	119.944
402	06	08	00	Productos plásticos	13.893	0	0	0	0	13.893
402	08	00	00	Productos metálicos	52.746	0	0	0	0	52.746
402	08	09	00	Repuestos y accesorios para equipos de transporte	52.746	0	0	0	0	52.746
402	10	00	00	Productos varios y útiles diversos	478.904	0	0	0	0	478.904
402	10	02	00	Materiales y útiles de limpieza y aseo	54.066	0	0	0	0	54.066
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	42.312	0	0	0	0	42.312
402	10	08	00	Materiales para equipos de computación	358.157	0	0	0	0	358.157
402	10	11	00	Materiales eléctricos	20.112	0	0	0	0	20.112
402	10	12	00	Materiales para instalaciones sanitarias	4.257	0	0	0	0	4.257
403	00	00	00	**Servicios no personales**	**637.666**	**0**	**0**	**0**	**0**	**637.666**
403	07	00	00	Servicios de información, impresión y relaciones públicas	33.159	0	0	0	0	33.159
403	07	02	00	Imprenta y reproducción	33.159	0	0	0	0	33.159
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	267.225	0	0	0	0	267.225
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	199.819	0	0	0	0	199.819
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	67.406	0	0	0	0	67.406

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128954 080162000 FORTALECIMIENTO DEL SERVICIO DE LA DEFENSORÍA PÚBLICA MILITAR

OBJETIVO DEL PROYECTO: PARTICIPAR EN LA IMPLEMENTACIÓN DE UNA JUSTICIA IMPARCIAL, EQUITATIVA, TRANSPARENTE, EXPEDITA Y GRATUITA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 11.800

RESPONSABLE/EJECUTOR: DEFENSORÍA MILITAR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080162001 EJERCER LA TUTELA JUDICIAL EFECTIVA, EXPEDITA Y GRATUITA AL PERSONAL QUE CONFORMA LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 11.800

RESPONSABLE/EJECUTOR: DEFENSORÍA PÚBLICA MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	97.626	0	0	0	0	97.626
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	97.626	0	0	0	0	97.626
403	18	00	00	Impuestos indirectos	239.656	0	0	0	0	239.656
403	18	01	00	Impuesto al valor agregado	239.656	0	0	0	0	239.656
				Totales	**2.236.792**	**0**	**0**	**0**	**0**	**2.236.792**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128954 080162000 FORTALECIMIENTO DEL SERVICIO DE LA DEFENSORÍA PÚBLICA MILITAR

OBJETIVO DEL PROYECTO: PARTICIPAR EN LA IMPLEMENTACIÓN DE UNA JUSTICIA IMPARCIAL, EQUITATIVA, TRANSPARENTE, EXPEDITA Y GRATUITA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 11.800

RESPONSABLE/EJECUTOR: DEFENSORÍA MILITAR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080162002 REALIZAR ACTIVIDADES DE LOGÍSTICAS QUE GARANTICEN EL FUNCIONAMIENTO DE LA DEFENSORÍA PÚBLICA MILITAR A NIVEL NACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 100

RESPONSABLE/EJECUTOR: DEFENSORÍA PÚBLICA MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	6.017.025	0	0	0	0	6.017.025
402	01	00	00	Productos alimenticios y agropecuarios	379.181	0	0	0	0	379.181
402	01	01	00	Alimentos y bebidas para personas	379.181	0	0	0	0	379.181
402	04	00	00	Productos de cuero y caucho	1.050.000	0	0	0	0	1.050.000
402	04	03	00	Cauchos y tripas para vehículos	1.050.000	0	0	0	0	1.050.000
402	05	00	00	Productos de papel, cartón e impresos	958.000	0	0	0	0	958.000
402	05	01	00	Pulpa de madera, papel y cartón	329.845	0	0	0	0	329.845
402	05	02	00	Envases y cajas de papel y cartón	113.360	0	0	0	0	113.360
402	05	03	00	Productos de papel y cartón para oficina	483.874	0	0	0	0	483.874
402	05	04	00	Libros, revistas y periódicos	30.921	0	0	0	0	30.921
402	06	00	00	Productos químicos y derivados	842.316	0	0	0	0	842.316
402	06	03	00	Tintas, pinturas y colorantes	364.261	0	0	0	0	364.261
402	06	06	00	Combustibles y lubricantes	318.576	0	0	0	0	318.576
402	06	08	00	Productos plásticos	159.479	0	0	0	0	159.479
402	08	00	00	Productos metálicos	1.325.941	0	0	0	0	1.325.941
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	29.511	0	0	0	0	29.511
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.092.972	0	0	0	0	1.092.972
402	08	10	00	Repuestos y accesorios para otros equipos	203.458	0	0	0	0	203.458
402	10	00	00	Productos varios y útiles diversos	1.461.587	0	0	0	0	1.461.587
402	10	01	00	Artículos de deporte, recreación y juguetes	54.897	0	0	0	0	54.897
402	10	02	00	Materiales y útiles de limpieza y aseo	263.306	0	0	0	0	263.306
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	249.560	0	0	0	0	249.560
402	10	06	00	Condecoraciones, ofrendas y similares	193.824	0	0	0	0	193.824
402	10	07	00	Productos de seguridad en el trabajo	81.992	0	0	0	0	81.992
402	10	08	00	Materiales para equipos de computación	388.042	0	0	0	0	388.042

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128954 080162000 FORTALECIMIENTO DEL SERVICIO DE LA DEFENSORÍA PÚBLICA MILITAR

OBJETIVO DEL PROYECTO: PARTICIPAR EN LA IMPLEMENTACIÓN DE UNA JUSTICIA IMPARCIAL, EQUITATIVA, TRANSPARENTE, EXPEDITA Y GRATUITA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 11.800

RESPONSABLE/EJECUTOR: DEFENSORÍA MILITAR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080162002 REALIZAR ACTIVIDADES DE LOGÍSTICAS QUE GARANTICEN EL FUNCIONAMIENTO DE LA DEFENSORÍA PÚBLICA MILITAR A NIVEL NACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 100

RESPONSABLE/EJECUTOR: DEFENSORÍA PÚBLICA MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	11	00	Materiales eléctricos	70.000	0	0	0	0	70.000
402	10	12	00	Materiales para instalaciones sanitarias	159.966	0	0	0	0	159.966
403	**00**	**00**	**00**	**Servicios no personales**	**6.927.853**	**0**	**0**	**0**	**0**	**6.927.853**
403	04	00	00	Servicios básicos	38.825	0	0	0	0	38.825
403	04	05	00	Servicio de comunicaciones	38.825	0	0	0	0	38.825
403	07	00	00	Servicios de información, impresión y relaciones públicas	366.112	0	0	0	0	366.112
403	07	02	00	Imprenta y reproducción	366.112	0	0	0	0	366.112
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.100	0	0	0	0	2.100
403	08	02	00	Comisiones y gastos bancarios	2.100	0	0	0	0	2.100
403	09	00	00	Viáticos y pasajes	1.965.000	0	0	0	0	1.965.000
403	09	01	00	Viáticos y pasajes dentro del país	1.965.000	0	0	0	0	1.965.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	802.890	0	0	0	0	802.890
403	10	03	00	Servicios de procesamiento de datos	382.500	0	0	0	0	382.500
403	10	07	00	Servicios de capacitación y adiestramiento	420.390	0	0	0	0	420.390
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.262.334	0	0	0	0	2.262.334
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.900.000	0	0	0	0	1.900.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	362.334	0	0	0	0	362.334
403	12	00	00	Conservación y reparaciones menores de obras	314.401	0	0	0	0	314.401
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	314.401	0	0	0	0	314.401
403	18	00	00	Impuestos indirectos	1.176.191	0	0	0	0	1.176.191
403	18	01	00	Impuesto al valor agregado	1.176.191	0	0	0	0	1.176.191
				Totales	**12.944.878**	**0**	**0**	**0**	**0**	**12.944.878**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128998 080163000 MANTENIMIENTO Y MEJORAMIENTO DEL SISTEMA PENITENCIARIO MILITAR

OBJETIVO DEL PROYECTO: IMPLEMENTAR MEDIDAS Y PLANES QUE FACILITEN LA EDUCACIÓN Y REINSERCIÓN DE LOS PRIVADOS DE LIBERTAD A LA SOCIEDAD.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 48

RESPONSABLE/EJECUTOR: DEFENSORÍA MILITAR **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**39.831.953**	**0**	**0**	**0**	**0**	**39.831.953**
402	01	00	00	Productos alimenticios y agropecuarios	28.496.200	0	0	0	0	28.496.200
402	01	01	00	Alimentos y bebidas para personas	28.496.200	0	0	0	0	28.496.200
402	04	00	00	Productos de cuero y caucho	1.450.000	0	0	0	0	1.450.000
402	04	03	00	Cauchos y tripas para vehículos	1.450.000	0	0	0	0	1.450.000
402	05	00	00	Productos de papel, cartón e impresos	925.397	0	0	0	0	925.397
402	05	01	00	Pulpa de madera, papel y cartón	202.550	0	0	0	0	202.550
402	05	02	00	Envases y cajas de papel y cartón	33.090	0	0	0	0	33.090
402	05	03	00	Productos de papel y cartón para oficina	689.757	0	0	0	0	689.757
402	06	00	00	Productos químicos y derivados	2.331.234	0	0	0	0	2.331.234
402	06	03	00	Tintas, pinturas y colorantes	2.148.632	0	0	0	0	2.148.632
402	06	06	00	Combustibles y lubricantes	182.602	0	0	0	0	182.602
402	08	00	00	Productos metálicos	1.108.354	0	0	0	0	1.108.354
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.108.354	0	0	0	0	1.108.354
402	10	00	00	Productos varios y útiles diversos	5.520.768	0	0	0	0	5.520.768
402	10	01	00	Artículos de deporte, recreación y juguetes	151.272	0	0	0	0	151.272
402	10	02	00	Materiales y útiles de limpieza y aseo	469.283	0	0	0	0	469.283
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	90.700	0	0	0	0	90.700
402	10	07	00	Productos de seguridad en el trabajo	136.790	0	0	0	0	136.790
402	10	08	00	Materiales para equipos de computación	140.490	0	0	0	0	140.490
402	10	11	00	Materiales eléctricos	1.894.776	0	0	0	0	1.894.776
402	10	12	00	Materiales para instalaciones sanitarias	2.637.457	0	0	0	0	2.637.457
403	**00**	**00**	**00**	**Servicios no personales**	**64.388.790**	**0**	**0**	**0**	**0**	**64.388.790**
403	04	00	00	Servicios básicos	17.964	0	0	0	0	17.964
403	04	02	00	Gas	17.964	0	0	0	0	17.964
403	09	00	00	Viáticos y pasajes	2.030.625	0	0	0	0	2.030.625
403	09	01	00	Viáticos y pasajes dentro del país	2.030.625	0	0	0	0	2.030.625
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.466.500	0	0	0	0	1.466.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.347.085	0	0	0	0	1.347.085
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos	119.415	0	0	0	0	119.415

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128998 080163000 MANTENIMIENTO Y MEJORAMIENTO DEL SISTEMA PENITENCIARIO MILITAR

OBJETIVO DEL PROYECTO: IMPLEMENTAR MEDIDAS Y PLANES QUE FACILITEN LA EDUCACIÓN Y REINSERCIÓN DE LOS PRIVADOS DE LIBERTAD A LA SOCIEDAD.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 48

RESPONSABLE/EJECUTOR: DEFENSORÍA MILITAR **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				de oficina y alojamiento						
403	12	00	00	Conservación y reparaciones menores de obras	49.926.675	0	0	0	0	49.926.675
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	49.926.675	0	0	0	0	49.926.675
403	18	00	00	Impuestos indirectos	10.947.026	0	0	0	0	10.947.026
403	18	01	00	Impuesto al valor agregado	10.947.026	0	0	0	0	10.947.026
				Totales	**104.220.743**	**0**	**0**	**0**	**0**	**104.220.743**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 08 - 189

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128998 080163000 MANTENIMIENTO Y MEJORAMIENTO DEL SISTEMA PENITENCIARIO MILITAR

OBJETIVO DEL PROYECTO: IMPLEMENTAR MEDIDAS Y PLANES QUE FACILITEN LA EDUCACIÓN Y REINSERCIÓN DE LOS PRIVADOS DE LIBERTAD A LA SOCIEDAD.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 48

RESPONSABLE/EJECUTOR: DEFENSORÍA MILITAR **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 08 - 190

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128998 080163000 MANTENIMIENTO Y MEJORAMIENTO DEL SISTEMA PENITENCIARIO MILITAR

OBJETIVO DEL PROYECTO: IMPLEMENTAR MEDIDAS Y PLANES QUE FACILITEN LA EDUCACIÓN Y REINSERCIÓN DE LOS PRIVADOS DE LIBERTAD A LA SOCIEDAD.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 48

RESPONSABLE/EJECUTOR: DEFENSORÍA MILITAR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080163001 REALIZAR LAS ACTIVIDADES LOGÍSTICAS NECESARIAS QUE GARANTICEN EL FUNCIONAMIENTO DE TODOS LOS CENTROS DE PROCESADOS MILITARES A NIVEL NACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 48

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE PROCESADOS MILITARES, DEPARTAMENTO DE PROCESADOS MILITARES DE OCCIDENTE Y DEPARTAMENTO DE PROCESADOS MILITARES DE LA CIUDAD DE MATURÍN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**33.151.088**	**0**	**0**	**0**	**0**	**33.151.088**
402	01	00	00	Productos alimenticios y agropecuarios	28.496.200	0	0	0	0	28.496.200
402	01	01	00	Alimentos y bebidas para personas	28.496.200	0	0	0	0	28.496.200
402	04	00	00	Productos de cuero y caucho	1.450.000	0	0	0	0	1.450.000
402	04	03	00	Cauchos y tripas para vehículos	1.450.000	0	0	0	0	1.450.000
402	05	00	00	Productos de papel, cartón e impresos	925.397	0	0	0	0	925.397
402	05	01	00	Pulpa de madera, papel y cartón	202.550	0	0	0	0	202.550
402	05	02	00	Envases y cajas de papel y cartón	33.090	0	0	0	0	33.090
402	05	03	00	Productos de papel y cartón para oficina	689.757	0	0	0	0	689.757
402	06	00	00	Productos químicos y derivados	182.602	0	0	0	0	182.602
402	06	06	00	Combustibles y lubricantes	182.602	0	0	0	0	182.602
402	08	00	00	Productos metálicos	1.108.354	0	0	0	0	1.108.354
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.108.354	0	0	0	0	1.108.354
402	10	00	00	Productos varios y útiles diversos	988.535	0	0	0	0	988.535
402	10	01	00	Artículos de deporte, recreación y juguetes	151.272	0	0	0	0	151.272
402	10	02	00	Materiales y útiles de limpieza y aseo	469.283	0	0	0	0	469.283
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	90.700	0	0	0	0	90.700
402	10	07	00	Productos de seguridad en el trabajo	136.790	0	0	0	0	136.790
402	10	08	00	Materiales para equipos de computación	140.490	0	0	0	0	140.490
403	**00**	**00**	**00**	**Servicios no personales**	**7.669.199**	**0**	**0**	**0**	**0**	**7.669.199**
403	04	00	00	Servicios básicos	17.964	0	0	0	0	17.964
403	04	02	00	Gas	17.964	0	0	0	0	17.964
403	09	00	00	Viáticos y pasajes	2.030.625	0	0	0	0	2.030.625
403	09	01	00	Viáticos y pasajes dentro del país	2.030.625	0	0	0	0	2.030.625
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.466.500	0	0	0	0	1.466.500

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128998 080163000 MANTENIMIENTO Y MEJORAMIENTO DEL SISTEMA PENITENCIARIO MILITAR

OBJETIVO DEL PROYECTO: IMPLEMENTAR MEDIDAS Y PLANES QUE FACILITEN LA EDUCACIÓN Y REINSERCIÓN DE LOS PRIVADOS DE LIBERTAD A LA SOCIEDAD.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 48

RESPONSABLE/EJECUTOR: DEFENSORÍA MILITAR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080163001 REALIZAR LAS ACTIVIDADES LOGÍSTICAS NECESARIAS QUE GARANTICEN EL FUNCIONAMIENTO DE TODOS LOS CENTROS DE PROCESADOS MILITARES A NIVEL NACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 48

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE PROCESADOS MILITARES, DEPARTAMENTO DE PROCESADOS MILITARES DE OCCIDENTE Y DEPARTAMENTO DE PROCESADOS MILITARES DE LA CIUDAD DE MATURÍN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.347.085	0	0	0	0	1.347.085
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	119.415	0	0	0	0	119.415
403	18	00	00	Impuestos indirectos	4.154.110	0	0	0	0	4.154.110
403	18	01	00	Impuesto al valor agregado	4.154.110	0	0	0	0	4.154.110
				Totales	40.820.287	0	0	0	0	40.820.287

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128998 080163000 MANTENIMIENTO Y MEJORAMIENTO DEL SISTEMA PENITENCIARIO MILITAR

OBJETIVO DEL PROYECTO: IMPLEMENTAR MEDIDAS Y PLANES QUE FACILITEN LA EDUCACIÓN Y REINSERCIÓN DE LOS PRIVADOS DE LIBERTAD A LA SOCIEDAD.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 48

RESPONSABLE/EJECUTOR: DEFENSORÍA MILITAR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080163002 MANTENIMIENTO Y MEJORAS DE INFRAESTRUCTURAS DEL SISTEMA PENITENCIARIO MILITAR

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 1.392

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE PROCESADOS MILITARES, DEPARTAMENTOS DE PROCESADOS MILITARES DE OCCIDENTE Y DEPARTAMENTO DE PROCESADOS MILITARES DE LA CIUDAD DE MATURÍN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**6.680.865**	**0**	**0**	**0**	**0**	**6.680.865**
402	06	00	00	Productos químicos y derivados	2.148.632	0	0	0	0	2.148.632
402	06	03	00	Tintas, pinturas y colorantes	2.148.632	0	0	0	0	2.148.632
402	10	00	00	Productos varios y útiles diversos	4.532.233	0	0	0	0	4.532.233
402	10	11	00	Materiales eléctricos	1.894.776	0	0	0	0	1.894.776
402	10	12	00	Materiales para instalaciones sanitarias	2.637.457	0	0	0	0	2.637.457
403	00	00	00	**Servicios no personales**	**56.719.591**	**0**	**0**	**0**	**0**	**56.719.591**
403	12	00	00	Conservación y reparaciones menores de obras	49.926.675	0	0	0	0	49.926.675
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	49.926.675	0	0	0	0	49.926.675
403	18	00	00	Impuestos indirectos	6.792.916	0	0	0	0	6.792.916
403	18	01	00	Impuesto al valor agregado	6.792.916	0	0	0	0	6.792.916
				Totales	**63.400.456**	**0**	**0**	**0**	**0**	**63.400.456**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129020 080164000 CONTROL Y LA VIGILANCIA DE LA GESTIÓN FISCAL CON ENFOQUE PREVENTIVO EN EL MARCO DE LA CONSTITUCIÓN Y LA LEY

OBJETIVO DEL PROYECTO: DESARROLLAR LAS ACTUACIONES DE CONTROL FISCAL EN LAS DEPENDENCIAS ADSCRITAS AL SECTOR DEFENSA CON ENFOQUE PEDAGÓGICO AJUSTADOS A LA NORMATIVA LEGAL VIGENTE E IMPLEMENTAR LOS PROCEDIMIENTOS SANCIONATORIOS, RESARCITORIOS Y DE DETERMINACIÓN DE RESPONSABILIDAD ADMINISTRATIVA PARA AQUELLOS FUNCIONARIOS QUE INCURRAN EN IRREGULARIDADES ADMINISTRATIVAS CONTRARIOS A LA NORMATIVA LEGAL VIGENTE.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 393

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA FANB **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**23.255.000**	**0**	**0**	**0**	**0**	**23.255.000**
402	01	00	00	Productos alimenticios y agropecuarios	1.500.000	0	0	0	0	1.500.000
402	01	01	00	Alimentos y bebidas para personas	1.500.000	0	0	0	0	1.500.000
402	04	00	00	Productos de cuero y caucho	1.000.000	0	0	0	0	1.000.000
402	04	03	00	Cauchos y tripas para vehículos	1.000.000	0	0	0	0	1.000.000
402	05	00	00	Productos de papel, cartón e impresos	12.175.000	0	0	0	0	12.175.000
402	05	01	00	Pulpa de madera, papel y cartón	600.000	0	0	0	0	600.000
402	05	03	00	Productos de papel y cartón para oficina	11.000.000	0	0	0	0	11.000.000
402	05	06	00	Productos de papel y cartón para computación	575.000	0	0	0	0	575.000
402	06	00	00	Productos químicos y derivados	425.000	0	0	0	0	425.000
402	06	03	00	Tintas, pinturas y colorantes	125.000	0	0	0	0	125.000
402	06	06	00	Combustibles y lubricantes	185.000	0	0	0	0	185.000
402	06	08	00	Productos plásticos	115.000	0	0	0	0	115.000
402	08	00	00	Productos metálicos	850.000	0	0	0	0	850.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	150.000	0	0	0	0	150.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	700.000	0	0	0	0	700.000
402	10	00	00	Productos varios y útiles diversos	7.305.000	0	0	0	0	7.305.000
402	10	01	00	Artículos de deporte, recreación y juguetes	400.000	0	0	0	0	400.000
402	10	02	00	Materiales y útiles de limpieza y aseo	500.000	0	0	0	0	500.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.740.000	0	0	0	0	2.740.000
402	10	06	00	Condecoraciones, ofrendas y similares	600.000	0	0	0	0	600.000
402	10	08	00	Materiales para equipos de computación	2.500.000	0	0	0	0	2.500.000
402	10	11	00	Materiales eléctricos	135.000	0	0	0	0	135.000
402	10	12	00	Materiales para instalaciones sanitarias	430.000	0	0	0	0	430.000
403	**00**	**00**	**00**	**Servicios no personales**	**24.701.790**	**0**	**0**	**0**	**0**	**24.701.790**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.000.000	0	0	0	0	2.000.000
403	07	03	00	Relaciones sociales	2.000.000	0	0	0	0	2.000.000
403	09	00	00	Viáticos y pasajes	12.745.620	0	0	0	0	12.745.620
403	09	01	00	Viáticos y pasajes dentro del país	9.818.700	0	0	0	0	9.818.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129020 080164000 CONTROL Y LA VIGILANCIA DE LA GESTIÓN FISCAL CON ENFOQUE PREVENTIVO EN EL MARCO DE LA CONSTITUCIÓN Y LA LEY

OBJETIVO DEL PROYECTO: DESARROLLAR LAS ACTUACIONES DE CONTROL FISCAL EN LAS DEPENDENCIAS ADSCRITAS AL SECTOR DEFENSA CON ENFOQUE PEDAGÓGICO AJUSTADOS A LA NORMATIVA LEGAL VIGENTE E IMPLEMENTAR LOS PROCEDIMIENTOS SANCIONATORIOS, RESARCITORIOS Y DE DETERMINACIÓN DE RESPONSABILIDAD ADMINISTRATIVA PARA AQUELLOS FUNCIONARIOS QUE INCURRAN EN IRREGULARIDADES ADMINISTRATIVAS CONTRARIOS A LA NORMATIVA LEGAL VIGENTE.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 393

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA FANB **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	2.926.920	0	0	0	0	2.926.920
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	950.000	0	0	0	0	950.000
403	10	07	00	Servicios de capacitación y adiestramiento	950.000	0	0	0	0	950.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.715.000	0	0	0	0	2.715.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.500.000	0	0	0	0	2.500.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	215.000	0	0	0	0	215.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	350.000	0	0	0	0	350.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	350.000	0	0	0	0	350.000
403	18	00	00	Impuestos indirectos	5.941.170	0	0	0	0	5.941.170
403	18	01	00	Impuesto al valor agregado	5.941.170	0	0	0	0	5.941.170
404	**00**	**00**	**00**	**Activos reales**	**10.914.753**	**0**	**0**	**0**	**0**	**10.914.753**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	1.150.000	0	0	0	0	1.150.000
404	01	01	00	Repuestos mayores	1.150.000	0	0	0	0	1.150.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.150.000	0	0	0	0	1.150.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	9.764.753	0	0	0	0	9.764.753
404	09	01	00	Mobiliario y equipos de oficina	2.650.000	0	0	0	0	2.650.000
404	09	02	00	Equipos de computación	7.114.753	0	0	0	0	7.114.753
				Totales	**58.871.543**	**0**	**0**	**0**	**0**	**58.871.543**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 08 - 195

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129020 080164000 CONTROL Y LA VIGILANCIA DE LA GESTIÓN FISCAL CON ENFOQUE PREVENTIVO EN EL MARCO DE LA CONSTITUCIÓN Y LA LEY

OBJETIVO DEL PROYECTO: DESARROLLAR LAS ACTUACIONES DE CONTROL FISCAL EN LAS DEPENDENCIAS ADSCRITAS AL SECTOR DEFENSA CON ENFOQUE PEDAGÓGICO AJUSTADOS A LA NORMATIVA LEGAL VIGENTE E IMPLEMENTAR LOS PROCEDIMIENTOS SANCIONATORIOS, RESARCITORIOS Y DE DETERMINACIÓN DE RESPONSABILIDAD ADMINISTRATIVA PARA AQUELLOS FUNCIONARIOS QUE INCURRAN EN IRREGULARIDADES ADMINISTRATIVAS CONTRARIOS A LA NORMATIVA LEGAL VIGENTE.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 393

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA FANB **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129020 080164000 CONTROL Y LA VIGILANCIA DE LA GESTIÓN FISCAL CON ENFOQUE PREVENTIVO EN EL MARCO DE LA CONSTITUCIÓN Y LA LEY

OBJETIVO DEL PROYECTO: DESARROLLAR LAS ACTUACIONES DE CONTROL FISCAL EN LAS DEPENDENCIAS ADSCRITAS AL SECTOR DEFENSA CON ENFOQUE PEDAGÓGICO AJUSTADOS A LA NORMATIVA LEGAL VIGENTE E IMPLEMENTAR LOS PROCEDIMIENTOS SANCIONATORIOS, RESARCITORIOS Y DE DETERMINACIÓN DE RESPONSABILIDAD ADMINISTRATIVA PARA AQUELLOS FUNCIONARIOS QUE INCURRAN EN IRREGULARIDADES ADMINISTRATIVAS CONTRARIOS A LA NORMATIVA LEGAL VIGENTE.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 393

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA FANB **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080164001 ASEGURAR LOS ACTOS ADMINISTRATIVOS REQUERIDOS PARA LA EJECUCIÓN DEL CONTROL FISCAL A FIN DE GARANTIZAR UN SISTEMA DE CONTROL INTERNO OPORTUNO Y EFICIENTE DE LOS ENTES Y DEPENDENCIAS ADSCRITAS A LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 393

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (CONGEFANB)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.065.000**	**0**	**0**	**0**	**0**	**9.065.000**
402	05	00	00	Productos de papel, cartón e impresos	7.175.000	0	0	0	0	7.175.000
402	05	01	00	Pulpa de madera, papel y cartón	600.000	0	0	0	0	600.000
402	05	03	00	Productos de papel y cartón para oficina	6.000.000	0	0	0	0	6.000.000
402	05	06	00	Productos de papel y cartón para computación	575.000	0	0	0	0	575.000
402	10	00	00	Productos varios y útiles diversos	1.890.000	0	0	0	0	1.890.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.890.000	0	0	0	0	1.890.000
403	**00**	**00**	**00**	**Servicios no personales**	**13.090.641**	**0**	**0**	**0**	**0**	**13.090.641**
403	09	00	00	Viáticos y pasajes	11.066.820	0	0	0	0	11.066.820
403	09	01	00	Viáticos y pasajes dentro del país	8.139.900	0	0	0	0	8.139.900
403	09	02	00	Viáticos y pasajes fuera del país	2.926.920	0	0	0	0	2.926.920
403	18	00	00	Impuestos indirectos	2.023.821	0	0	0	0	2.023.821
403	18	01	00	Impuesto al valor agregado	2.023.821	0	0	0	0	2.023.821
				Totales	**22.155.641**	**0**	**0**	**0**	**0**	**22.155.641**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129020 080164000 CONTROL Y LA VIGILANCIA DE LA GESTIÓN FISCAL CON ENFOQUE PREVENTIVO EN EL MARCO DE LA CONSTITUCIÓN Y LA LEY

OBJETIVO DEL PROYECTO: DESARROLLAR LAS ACTUACIONES DE CONTROL FISCAL EN LAS DEPENDENCIAS ADSCRITAS AL SECTOR DEFENSA CON ENFOQUE PEDAGÓGICO AJUSTADOS A LA NORMATIVA LEGAL VIGENTE E IMPLEMENTAR LOS PROCEDIMIENTOS SANCIONATORIOS, RESARCITORIOS Y DE DETERMINACIÓN DE RESPONSABILIDAD ADMINISTRATIVA PARA AQUELLOS FUNCIONARIOS QUE INCURRAN EN IRREGULARIDADES ADMINISTRATIVAS CONTRARIOS A LA NORMATIVA LEGAL VIGENTE.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 393

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA FANB **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080164002 COORDINAR Y EJECUTAR LOS ACTOS ADMINISTRATIVOS DE ADIESTRAMIENTO Y CAPACITACIÓN PARA LOS FUNCIONARIOS DE LA CONTRALORÍA GENERAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (CONGEFANB), Y DEMÁS FUNCIONARIOS ADSCRITOS AL SECTOR DEFENSA, A FIN DE OBTENER UNA GESTIÓN ADMINISTRATIVA EFECTIVA DE ACUERDO A LA NORMATIVA LEGAL VIGENTE

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 29

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (CONGEFANB)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.850.000**	**0**	**0**	**0**	**0**	**2.850.000**
402	05	00	00	Productos de papel, cartón e impresos	2.000.000	0	0	0	0	2.000.000
402	05	03	00	Productos de papel y cartón para oficina	2.000.000	0	0	0	0	2.000.000
402	10	00	00	Productos varios y útiles diversos	850.000	0	0	0	0	850.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	850.000	0	0	0	0	850.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.041.040**	**0**	**0**	**0**	**0**	**2.041.040**
403	09	00	00	Viáticos y pasajes	588.000	0	0	0	0	588.000
403	09	01	00	Viáticos y pasajes dentro del país	588.000	0	0	0	0	588.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	950.000	0	0	0	0	950.000
403	10	07	00	Servicios de capacitación y adiestramiento	950.000	0	0	0	0	950.000
403	18	00	00	Impuestos indirectos	503.040	0	0	0	0	503.040
403	18	01	00	Impuesto al valor agregado	503.040	0	0	0	0	503.040
				Totales	**4.891.040**	**0**	**0**	**0**	**0**	**4.891.040**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129020 080164000 CONTROL Y LA VIGILANCIA DE LA GESTIÓN FISCAL CON ENFOQUE PREVENTIVO EN EL MARCO DE LA CONSTITUCIÓN Y LA LEY

OBJETIVO DEL PROYECTO: DESARROLLAR LAS ACTUACIONES DE CONTROL FISCAL EN LAS DEPENDENCIAS ADSCRITAS AL SECTOR DEFENSA CON ENFOQUE PEDAGÓGICO AJUSTADOS A LA NORMATIVA LEGAL VIGENTE E IMPLEMENTAR LOS PROCEDIMIENTOS SANCIONATORIOS, RESARCITORIOS Y DE DETERMINACIÓN DE RESPONSABILIDAD ADMINISTRATIVA PARA AQUELLOS FUNCIONARIOS QUE INCURRAN EN IRREGULARIDADES ADMINISTRATIVAS CONTRARIOS A LA NORMATIVA LEGAL VIGENTE.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 393

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA FANB **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080164003 SUMINISTRAR APOYO LOGÍSTICO A LAS DEPENDENCIAS ADSCRITAS DE LA CONTRALORÍA GENERAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (CONGEFANB)

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 26

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (CONGEFANB)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.340.000**	**0**	**0**	**0**	**0**	**11.340.000**
402	01	00	00	Productos alimenticios y agropecuarios	1.500.000	0	0	0	0	1.500.000
402	01	01	00	Alimentos y bebidas para personas	1.500.000	0	0	0	0	1.500.000
402	04	00	00	Productos de cuero y caucho	1.000.000	0	0	0	0	1.000.000
402	04	03	00	Cauchos y tripas para vehículos	1.000.000	0	0	0	0	1.000.000
402	05	00	00	Productos de papel, cartón e impresos	3.000.000	0	0	0	0	3.000.000
402	05	03	00	Productos de papel y cartón para oficina	3.000.000	0	0	0	0	3.000.000
402	06	00	00	Productos químicos y derivados	425.000	0	0	0	0	425.000
402	06	03	00	Tintas, pinturas y colorantes	125.000	0	0	0	0	125.000
402	06	06	00	Combustibles y lubricantes	185.000	0	0	0	0	185.000
402	06	08	00	Productos plásticos	115.000	0	0	0	0	115.000
402	08	00	00	Productos metálicos	850.000	0	0	0	0	850.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	150.000	0	0	0	0	150.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	700.000	0	0	0	0	700.000
402	10	00	00	Productos varios y útiles diversos	4.565.000	0	0	0	0	4.565.000
402	10	01	00	Artículos de deporte, recreación y juguetes	400.000	0	0	0	0	400.000
402	10	02	00	Materiales y útiles de limpieza y aseo	500.000	0	0	0	0	500.000
402	10	06	00	Condecoraciones, ofrendas y similares	600.000	0	0	0	0	600.000
402	10	08	00	Materiales para equipos de computación	2.500.000	0	0	0	0	2.500.000
402	10	11	00	Materiales eléctricos	135.000	0	0	0	0	135.000
402	10	12	00	Materiales para instalaciones sanitarias	430.000	0	0	0	0	430.000
403	**00**	**00**	**00**	**Servicios no personales**	**9.570.109**	**0**	**0**	**0**	**0**	**9.570.109**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.000.000	0	0	0	0	2.000.000
403	07	03	00	Relaciones sociales	2.000.000	0	0	0	0	2.000.000
403	09	00	00	Viáticos y pasajes	1.090.800	0	0	0	0	1.090.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129020 080164000 CONTROL Y LA VIGILANCIA DE LA GESTIÓN FISCAL CON ENFOQUE PREVENTIVO EN EL MARCO DE LA CONSTITUCIÓN Y LA LEY

OBJETIVO DEL PROYECTO: DESARROLLAR LAS ACTUACIONES DE CONTROL FISCAL EN LAS DEPENDENCIAS ADSCRITAS AL SECTOR DEFENSA CON ENFOQUE PEDAGÓGICO AJUSTADOS A LA NORMATIVA LEGAL VIGENTE E IMPLEMENTAR LOS PROCEDIMIENTOS SANCIONATORIOS, RESARCITORIOS Y DE DETERMINACIÓN DE RESPONSABILIDAD ADMINISTRATIVA PARA AQUELLOS FUNCIONARIOS QUE INCURRAN EN IRREGULARIDADES ADMINISTRATIVAS CONTRARIOS A LA NORMATIVA LEGAL VIGENTE.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 393

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA FANB **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080164003 SUMINISTRAR APOYO LOGÍSTICO A LAS DEPENDENCIAS ADSCRITAS DE LA CONTRALORÍA GENERAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (CONGEFANB)

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 26

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (CONGEFANB)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	1.090.800	0	0	0	0	1.090.800
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.715.000	0	0	0	0	2.715.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.500.000	0	0	0	0	2.500.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	215.000	0	0	0	0	215.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	350.000	0	0	0	0	350.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	350.000	0	0	0	0	350.000
403	18	00	00	Impuestos indirectos	3.414.309	0	0	0	0	3.414.309
403	18	01	00	Impuesto al valor agregado	3.414.309	0	0	0	0	3.414.309
404	**00**	**00**	**00**	**Activos reales**	**10.914.753**	**0**	**0**	**0**	**0**	**10.914.753**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	1.150.000	0	0	0	0	1.150.000
404	01	01	00	Repuestos mayores	1.150.000	0	0	0	0	1.150.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.150.000	0	0	0	0	1.150.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	9.764.753	0	0	0	0	9.764.753
404	09	01	00	Mobiliario y equipos de oficina	2.650.000	0	0	0	0	2.650.000
404	09	02	00	Equipos de computación	7.114.753	0	0	0	0	7.114.753
				Totales	**31.824.862**	**0**	**0**	**0**	**0**	**31.824.862**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128997 080165000 SERVICIO DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL

OBJETIVO DEL PROYECTO: OPERACIONALIZAR LA PROTECCIÓN INTEGRAL EN LAS MOVILIZACIONES NACIONALES E INTERNACIONALES DE LOS REPRESENTANTES DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: DISPOSITIVO **META:** 85

RESPONSABLE/EJECUTOR: UNIDAD ESPECIAL DE SEGURIDAD Y PROTECCIÓN A PERSONALIDADES DE ESTADO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**57.792.964**	**0**	**0**	**0**	**0**	**57.792.964**
402	01	00	00	Productos alimenticios y agropecuarios	3.370.328	0	0	0	0	3.370.328
402	01	01	00	Alimentos y bebidas para personas	1.858.328	0	0	0	0	1.858.328
402	01	02	00	Alimentos para animales	1.512.000	0	0	0	0	1.512.000
402	02	00	00	Productos de minas, canteras y yacimientos	200.000	0	0	0	0	200.000
402	02	05	00	Piedra, arcilla, arena y tierra	200.000	0	0	0	0	200.000
402	03	00	00	Textiles y vestuarios	8.683.683	0	0	0	0	8.683.683
402	03	01	00	Textiles	420.000	0	0	0	0	420.000
402	03	02	00	Prendas de vestir	7.838.683	0	0	0	0	7.838.683
402	03	03	00	Calzados	425.000	0	0	0	0	425.000
402	04	00	00	Productos de cuero y caucho	3.976.720	0	0	0	0	3.976.720
402	04	03	00	Cauchos y tripas para vehículos	3.976.720	0	0	0	0	3.976.720
402	05	00	00	Productos de papel, cartón e impresos	3.550.859	0	0	0	0	3.550.859
402	05	01	00	Pulpa de madera, papel y cartón	1.236.383	0	0	0	0	1.236.383
402	05	02	00	Envases y cajas de papel y cartón	425.000	0	0	0	0	425.000
402	05	03	00	Productos de papel y cartón para oficina	1.809.476	0	0	0	0	1.809.476
402	05	06	00	Productos de papel y cartón para computación	80.000	0	0	0	0	80.000
402	06	00	00	Productos químicos y derivados	2.317.598	0	0	0	0	2.317.598
402	06	01	00	Sustancias químicas y de uso industrial	174.300	0	0	0	0	174.300
402	06	03	00	Tintas, pinturas y colorantes	400.000	0	0	0	0	400.000
402	06	06	00	Combustibles y lubricantes	1.013.993	0	0	0	0	1.013.993
402	06	08	00	Productos plásticos	729.305	0	0	0	0	729.305
402	07	00	00	Productos minerales no metálicos	60.000	0	0	0	0	60.000
402	07	04	00	Cemento, cal y yeso	60.000	0	0	0	0	60.000
402	08	00	00	Productos metálicos	20.373.104	0	0	0	0	20.373.104
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	350.000	0	0	0	0	350.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	20.023.104	0	0	0	0	20.023.104
402	10	00	00	Productos varios y útiles diversos	15.260.672	0	0	0	0	15.260.672
402	10	01	00	Artículos de deporte, recreación y juguetes	624.213	0	0	0	0	624.213
402	10	02	00	Materiales y útiles de limpieza y aseo	2.161.396	0	0	0	0	2.161.396

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128997 080165000 SERVICIO DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL

OBJETIVO DEL PROYECTO: OPERACIONALIZAR LA PROTECCIÓN INTEGRAL EN LAS MOVILIZACIONES NACIONALES E INTERNACIONALES DE LOS REPRESENTANTES DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: DISPOSITIVO **META:** 85

RESPONSABLE/EJECUTOR: UNIDAD ESPECIAL DE SEGURIDAD Y PROTECCIÓN A PERSONALIDADES DE ESTADO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	03	00	Utensilios de cocina y comedor	410.000	0	0	0	0	410.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.013.123	0	0	0	0	2.013.123
402	10	06	00	Condecoraciones, ofrendas y similares	1.165.000	0	0	0	0	1.165.000
402	10	08	00	Materiales para equipos de computación	8.496.940	0	0	0	0	8.496.940
402	10	11	00	Materiales eléctricos	390.000	0	0	0	0	390.000
403	**00**	**00**	**00**	**Servicios no personales**	**108.661.807**	**0**	**0**	**0**	**0**	**108.661.807**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.120	0	0	0	0	1.120
403	08	02	00	Comisiones y gastos bancarios	1.120	0	0	0	0	1.120
403	09	00	00	Viáticos y pasajes	89.718.287	0	0	0	0	89.718.287
403	09	01	00	Viáticos y pasajes dentro del país	34.320.000	0	0	0	0	34.320.000
403	09	02	00	Viáticos y pasajes fuera del país	55.398.287	0	0	0	0	55.398.287
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.004.350	0	0	0	0	1.004.350
403	10	03	00	Servicios de procesamiento de datos	630.000	0	0	0	0	630.000
403	10	06	00	Servicios de veterinaria	110.350	0	0	0	0	110.350
403	10	09	00	Servicios de lavandería y tintorería	264.000	0	0	0	0	264.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	14.364.257	0	0	0	0	14.364.257
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	400.000	0	0	0	0	400.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	13.264.257	0	0	0	0	13.264.257
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	300.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	400.000	0	0	0	0	400.000
403	18	00	00	Impuestos indirectos	3.573.793	0	0	0	0	3.573.793
403	18	01	00	Impuesto al valor agregado	3.573.793	0	0	0	0	3.573.793
404	**00**	**00**	**00**	**Activos reales**	**1.002.018**	**0**	**0**	**0**	**0**	**1.002.018**
404	05	00	00	Equipos de comunicaciones y de señalamiento	154.256	0	0	0	0	154.256
404	05	01	00	Equipos de telecomunicaciones	154.256	0	0	0	0	154.256
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	50.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	50.000	0	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	797.762	0	0	0	0	797.762
404	09	01	00	Mobiliario y equipos de oficina	366.200	0	0	0	0	366.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128997 080165000 SERVICIO DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL

OBJETIVO DEL PROYECTO: OPERACIONALIZAR LA PROTECCIÓN INTEGRAL EN LAS MOVILIZACIONES NACIONALES E INTERNACIONALES DE LOS REPRESENTANTES DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: DISPOSITIVO **META:** 85

RESPONSABLE/EJECUTOR: UNIDAD ESPECIAL DE SEGURIDAD Y PROTECCIÓN A PERSONALIDADES DE ESTADO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	02	00	Equipos de computación	318.550	0	0	0	0	318.550
404	09	03	00	Mobiliario y equipos de alojamiento	113.012	0	0	0	0	113.012
				Totales	**167.456.789**	**0**	**0**	**0**	**0**	**167.456.789**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 08 - 203

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128997 080165000 SERVICIO DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL

OBJETIVO DEL PROYECTO: OPERACIONALIZAR LA PROTECCIÓN INTEGRAL EN LAS MOVILIZACIONES NACIONALES E INTERNACIONALES DE LOS REPRESENTANTES DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: DISPOSITIVO **META:** 85

RESPONSABLE/EJECUTOR: UNIDAD ESPECIAL DE SEGURIDAD Y PROTECCIÓN A PERSONALIDADES DE ESTADO **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128997 080165000 SERVICIO DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL

OBJETIVO DEL PROYECTO: OPERACIONALIZAR LA PROTECCIÓN INTEGRAL EN LAS MOVILIZACIONES NACIONALES E INTERNACIONALES DE LOS REPRESENTANTES DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: DISPOSITIVO **META:** 85

RESPONSABLE/EJECUTOR: UNIDAD ESPECIAL DE SEGURIDAD Y PROTECCIÓN A PERSONALIDADES DE ESTADO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080165001 SEGURIDAD PRESIDENCIAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 85

RESPONSABLE/EJECUTOR: UNIDAD DE SEGURIDAD Y PROTECIÓN PRESIDENCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.818.935**	**0**	**0**	**0**	**0**	**6.818.935**
402	01	00	00	Productos alimenticios y agropecuarios	1.512.000	0	0	0	0	1.512.000
402	01	02	00	Alimentos para animales	1.512.000	0	0	0	0	1.512.000
402	03	00	00	Textiles y vestuarios	3.000.000	0	0	0	0	3.000.000
402	03	02	00	Prendas de vestir	3.000.000	0	0	0	0	3.000.000
402	05	00	00	Productos de papel, cartón e impresos	825.700	0	0	0	0	825.700
402	05	01	00	Pulpa de madera, papel y cartón	305.700	0	0	0	0	305.700
402	05	03	00	Productos de papel y cartón para oficina	520.000	0	0	0	0	520.000
402	06	00	00	Productos químicos y derivados	174.300	0	0	0	0	174.300
402	06	01	00	Sustancias químicas y de uso industrial	174.300	0	0	0	0	174.300
402	10	00	00	Productos varios y útiles diversos	1.306.935	0	0	0	0	1.306.935
402	10	02	00	Materiales y útiles de limpieza y aseo	380.535	0	0	0	0	380.535
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	590.000	0	0	0	0	590.000
402	10	06	00	Condecoraciones, ofrendas y similares	336.400	0	0	0	0	336.400
403	**00**	**00**	**00**	**Servicios no personales**	**13.827.864**	**0**	**0**	**0**	**0**	**13.827.864**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	400	0	0	0	0	400
403	08	02	00	Comisiones y gastos bancarios	400	0	0	0	0	400
403	09	00	00	Viáticos y pasajes	10.170.000	0	0	0	0	10.170.000
403	09	01	00	Viáticos y pasajes dentro del país	10.170.000	0	0	0	0	10.170.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	110.350	0	0	0	0	110.350
403	10	06	00	Servicios de veterinaria	110.350	0	0	0	0	110.350
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.000.000	0	0	0	0	3.000.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.000.000	0	0	0	0	3.000.000
403	18	00	00	Impuestos indirectos	547.114	0	0	0	0	547.114
403	18	01	00	Impuesto al valor agregado	547.114	0	0	0	0	547.114

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128997 080165000 SERVICIO DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL

OBJETIVO DEL PROYECTO: OPERACIONALIZAR LA PROTECCIÓN INTEGRAL EN LAS MOVILIZACIONES NACIONALES E INTERNACIONALES DE LOS REPRESENTANTES DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: DISPOSITIVO **META:** 85

RESPONSABLE/EJECUTOR: UNIDAD ESPECIAL DE SEGURIDAD Y PROTECCIÓN A PERSONALIDADES DE ESTADO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080165001 SEGURIDAD PRESIDENCIAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 85

RESPONSABLE/EJECUTOR: UNIDAD DE SEGURIDAD Y PROTECIÓN PRESIDENCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	**20.646.799**	**0**	**0**	**0**	**0**	**20.646.799**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128997 080165000 SERVICIO DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL

OBJETIVO DEL PROYECTO: OPERACIONALIZAR LA PROTECCIÓN INTEGRAL EN LAS MOVILIZACIONES NACIONALES E INTERNACIONALES DE LOS REPRESENTANTES DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: DISPOSITIVO **META:** 85

RESPONSABLE/EJECUTOR: UNIDAD ESPECIAL DE SEGURIDAD Y PROTECCIÓN A PERSONALIDADES DE ESTADO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080165002 CUSTODIA PRESIDENCIAL

UNIDAD DE MEDIDA: SERVICIO **META:** 732

RESPONSABLE/EJECUTOR: BRIGADA DE LA GUARDIA DE HONOR PRESIDENCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**14.236.849**	**0**	**0**	**0**	**0**	**14.236.849**
402	01	00	00	Productos alimenticios y agropecuarios	726.849	0	0	0	0	726.849
402	01	01	00	Alimentos y bebidas para personas	726.849	0	0	0	0	726.849
402	02	00	00	Productos de minas, canteras y yacimientos	200.000	0	0	0	0	200.000
402	02	05	00	Piedra, arcilla, arena y tierra	200.000	0	0	0	0	200.000
402	03	00	00	Textiles y vestuarios	4.245.000	0	0	0	0	4.245.000
402	03	01	00	Textiles	420.000	0	0	0	0	420.000
402	03	02	00	Prendas de vestir	3.400.000	0	0	0	0	3.400.000
402	03	03	00	Calzados	425.000	0	0	0	0	425.000
402	04	00	00	Productos de cuero y caucho	3.400.000	0	0	0	0	3.400.000
402	04	03	00	Cauchos y tripas para vehículos	3.400.000	0	0	0	0	3.400.000
402	05	00	00	Productos de papel, cartón e impresos	1.025.000	0	0	0	0	1.025.000
402	05	01	00	Pulpa de madera, papel y cartón	120.000	0	0	0	0	120.000
402	05	02	00	Envases y cajas de papel y cartón	425.000	0	0	0	0	425.000
402	05	03	00	Productos de papel y cartón para oficina	400.000	0	0	0	0	400.000
402	05	06	00	Productos de papel y cartón para computación	80.000	0	0	0	0	80.000
402	06	00	00	Productos químicos y derivados	1.070.000	0	0	0	0	1.070.000
402	06	03	00	Tintas, pinturas y colorantes	400.000	0	0	0	0	400.000
402	06	06	00	Combustibles y lubricantes	250.000	0	0	0	0	250.000
402	06	08	00	Productos plásticos	420.000	0	0	0	0	420.000
402	07	00	00	Productos minerales no metálicos	60.000	0	0	0	0	60.000
402	07	04	00	Cemento, cal y yeso	60.000	0	0	0	0	60.000
402	08	00	00	Productos metálicos	750.000	0	0	0	0	750.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	350.000	0	0	0	0	350.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	400.000	0	0	0	0	400.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128997 080165000 SERVICIO DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL

OBJETIVO DEL PROYECTO: OPERACIONALIZAR LA PROTECCIÓN INTEGRAL EN LAS MOVILIZACIONES NACIONALES E INTERNACIONALES DE LOS REPRESENTANTES DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: DISPOSITIVO **META:** 85

RESPONSABLE/EJECUTOR: UNIDAD ESPECIAL DE SEGURIDAD Y PROTECCIÓN A PERSONALIDADES DE ESTADO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080165002 CUSTODIA PRESIDENCIAL

UNIDAD DE MEDIDA: SERVICIO **META:** 732

RESPONSABLE/EJECUTOR: BRIGADA DE LA GUARDIA DE HONOR PRESIDENCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	00	00	Productos varios y útiles diversos	2.760.000	0	0	0	0	2.760.000
402	10	01	00	Artículos de deporte, recreación y juguetes	425.000	0	0	0	0	425.000
402	10	02	00	Materiales y útiles de limpieza y aseo	400.000	0	0	0	0	400.000
402	10	03	00	Utensilios de cocina y comedor	410.000	0	0	0	0	410.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	415.000	0	0	0	0	415.000
402	10	06	00	Condecoraciones, ofrendas y similares	300.000	0	0	0	0	300.000
402	10	08	00	Materiales para equipos de computación	420.000	0	0	0	0	420.000
402	10	11	00	Materiales eléctricos	390.000	0	0	0	0	390.000
403	**00**	**00**	**00**	**Servicios no personales**	**10.745.200**	**0**	**0**	**0**	**0**	**10.745.200**
403	09	00	00	Viáticos y pasajes	8.500.000	0	0	0	0	8.500.000
403	09	01	00	Viáticos y pasajes dentro del país	8.500.000	0	0	0	0	8.500.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.200.000	0	0	0	0	1.200.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	400.000	0	0	0	0	400.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	400.000	0	0	0	0	400.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	400.000	0	0	0	0	400.000
403	18	00	00	Impuestos indirectos	1.045.200	0	0	0	0	1.045.200
403	18	01	00	Impuesto al valor agregado	1.045.200	0	0	0	0	1.045.200
				Totales	**24.982.049**	**0**	**0**	**0**	**0**	**24.982.049**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128997 080165000 SERVICIO DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL

OBJETIVO DEL PROYECTO: OPERACIONALIZAR LA PROTECCIÓN INTEGRAL EN LAS MOVILIZACIONES NACIONALES E INTERNACIONALES DE LOS REPRESENTANTES DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: DISPOSITIVO **META:** 85

RESPONSABLE/EJECUTOR: UNIDAD ESPECIAL DE SEGURIDAD Y PROTECCIÓN A PERSONALIDADES DE ESTADO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080165003 OPERACIONES AÉREAS

UNIDAD DE MEDIDA: HORA **META:** 500

RESPONSABLE/EJECUTOR: GRUPO AÉREO PRESIDENCIAL Nº 4

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**18.527.480**	**0**	**0**	**0**	**0**	**18.527.480**
402	06	00	00	Productos químicos y derivados	441.000	0	0	0	0	441.000
402	06	06	00	Combustibles y lubricantes	441.000	0	0	0	0	441.000
402	08	00	00	Productos metálicos	18.086.480	0	0	0	0	18.086.480
402	08	09	00	Repuestos y accesorios para equipos de transporte	18.086.480	0	0	0	0	18.086.480
403	**00**	**00**	**00**	**Servicios no personales**	**18.400.987**	**0**	**0**	**0**	**0**	**18.400.987**
403	09	00	00	Viáticos y pasajes	9.540.000	0	0	0	0	9.540.000
403	09	01	00	Viáticos y pasajes dentro del país	3.500.000	0	0	0	0	3.500.000
403	09	02	00	Viáticos y pasajes fuera del país	6.040.000	0	0	0	0	6.040.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	630.000	0	0	0	0	630.000
403	10	03	00	Servicios de procesamiento de datos	630.000	0	0	0	0	630.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	8.230.987	0	0	0	0	8.230.987
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	8.230.987	0	0	0	0	8.230.987
				Totales	**36.928.467**	**0**	**0**	**0**	**0**	**36.928.467**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128997 080165000 SERVICIO DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL

OBJETIVO DEL PROYECTO: OPERACIONALIZAR LA PROTECCIÓN INTEGRAL EN LAS MOVILIZACIONES NACIONALES E INTERNACIONALES DE LOS REPRESENTANTES DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: DISPOSITIVO **META:** 85

RESPONSABLE/EJECUTOR: UNIDAD ESPECIAL DE SEGURIDAD Y PROTECCIÓN A PERSONALIDADES DE ESTADO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080165004 ADMINISTRACIÓN Y LOGÍSTICA

UNIDAD DE MEDIDA: PROCESO **META:** 31

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.100.096**	**0**	**0**	**0**	**0**	**6.100.096**
402	01	00	00	Productos alimenticios y agropecuarios	155.160	0	0	0	0	155.160
402	01	01	00	Alimentos y bebidas para personas	155.160	0	0	0	0	155.160
402	03	00	00	Textiles y vestuarios	540.120	0	0	0	0	540.120
402	03	02	00	Prendas de vestir	540.120	0	0	0	0	540.120
402	04	00	00	Productos de cuero y caucho	576.720	0	0	0	0	576.720
402	04	03	00	Cauchos y tripas para vehículos	576.720	0	0	0	0	576.720
402	05	00	00	Productos de papel, cartón e impresos	231.933	0	0	0	0	231.933
402	05	01	00	Pulpa de madera, papel y cartón	76.620	0	0	0	0	76.620
402	05	03	00	Productos de papel y cartón para oficina	155.313	0	0	0	0	155.313
402	06	00	00	Productos químicos y derivados	322.993	0	0	0	0	322.993
402	06	06	00	Combustibles y lubricantes	322.993	0	0	0	0	322.993
402	08	00	00	Productos metálicos	1.536.624	0	0	0	0	1.536.624
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.536.624	0	0	0	0	1.536.624
402	10	00	00	Productos varios y útiles diversos	2.736.546	0	0	0	0	2.736.546
402	10	02	00	Materiales y útiles de limpieza y aseo	492.298	0	0	0	0	492.298
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	609.560	0	0	0	0	609.560
402	10	06	00	Condecoraciones, ofrendas y similares	528.600	0	0	0	0	528.600
402	10	08	00	Materiales para equipos de computación	1.106.088	0	0	0	0	1.106.088
403	**00**	**00**	**00**	**Servicios no personales**	**54.792.156**	**0**	**0**	**0**	**0**	**54.792.156**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	720	0	0	0	0	720
403	08	02	00	Comisiones y gastos bancarios	720	0	0	0	0	720
403	09	00	00	Viáticos y pasajes	51.358.287	0	0	0	0	51.358.287
403	09	01	00	Viáticos y pasajes dentro del país	2.000.000	0	0	0	0	2.000.000
403	09	02	00	Viáticos y pasajes fuera del país	49.358.287	0	0	0	0	49.358.287

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128997 080165000 SERVICIO DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL

OBJETIVO DEL PROYECTO: OPERACIONALIZAR LA PROTECCIÓN INTEGRAL EN LAS MOVILIZACIONES NACIONALES E INTERNACIONALES DE LOS REPRESENTANTES DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: DISPOSITIVO **META:** 85

RESPONSABLE/EJECUTOR: UNIDAD ESPECIAL DE SEGURIDAD Y PROTECCIÓN A PERSONALIDADES DE ESTADO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080165004 ADMINISTRACIÓN Y LOGÍSTICA

UNIDAD DE MEDIDA: PROCESO **META:** 31

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	264.000	0	0	0	0	264.000
403	10	09	00	Servicios de lavandería y tintorería	264.000	0	0	0	0	264.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.933.270	0	0	0	0	1.933.270
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.633.270	0	0	0	0	1.633.270
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	1.235.879	0	0	0	0	1.235.879
403	18	01	00	Impuesto al valor agregado	1.235.879	0	0	0	0	1.235.879
404	**00**	**00**	**00**	**Activos reales**	**1.002.018**	**0**	**0**	**0**	**0**	**1.002.018**
404	05	00	00	Equipos de comunicaciones y de señalamiento	154.256	0	0	0	0	154.256
404	05	01	00	Equipos de telecomunicaciones	154.256	0	0	0	0	154.256
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	50.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	50.000	0	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	797.762	0	0	0	0	797.762
404	09	01	00	Mobiliario y equipos de oficina	366.200	0	0	0	0	366.200
404	09	02	00	Equipos de computación	318.550	0	0	0	0	318.550
404	09	03	00	Mobiliario y equipos de alojamiento	113.012	0	0	0	0	113.012
				Totales	**61.894.270**	**0**	**0**	**0**	**0**	**61.894.270**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 128997 080165000 SERVICIO DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL

OBJETIVO DEL PROYECTO: OPERACIONALIZAR LA PROTECCIÓN INTEGRAL EN LAS MOVILIZACIONES NACIONALES E INTERNACIONALES DE LOS REPRESENTANTES DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: DISPOSITIVO **META:** 85

RESPONSABLE/EJECUTOR: UNIDAD ESPECIAL DE SEGURIDAD Y PROTECCIÓN A PERSONALIDADES DE ESTADO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080165005 UNIDAD ESPECIAL DE SEGURIDAD Y PROTECCIÓN A ALTAS PERSONALIDADES DEL ESTADO

UNIDAD DE MEDIDA: SERVICIO **META:** 6.588

RESPONSABLE/EJECUTOR: UNIDAD ESPECIAL DE SEGURIDAD A ALTAS PERSONALIDADES DEL ESTADO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**12.109.604**	0	0	0	0	**12.109.604**
402	01	00	00	Productos alimenticios y agropecuarios	976.319	0	0	0	0	976.319
402	01	01	00	Alimentos y bebidas para personas	976.319	0	0	0	0	976.319
402	03	00	00	Textiles y vestuarios	898.563	0	0	0	0	898.563
402	03	02	00	Prendas de vestir	898.563	0	0	0	0	898.563
402	05	00	00	Productos de papel, cartón e impresos	1.468.226	0	0	0	0	1.468.226
402	05	01	00	Pulpa de madera, papel y cartón	734.063	0	0	0	0	734.063
402	05	03	00	Productos de papel y cartón para oficina	734.163	0	0	0	0	734.163
402	06	00	00	Productos químicos y derivados	309.305	0	0	0	0	309.305
402	06	08	00	Productos plásticos	309.305	0	0	0	0	309.305
402	10	00	00	Productos varios y útiles diversos	8.457.191	0	0	0	0	8.457.191
402	10	01	00	Artículos de deporte, recreación y juguetes	199.213	0	0	0	0	199.213
402	10	02	00	Materiales y útiles de limpieza y aseo	888.563	0	0	0	0	888.563
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	398.563	0	0	0	0	398.563
402	10	08	00	Materiales para equipos de computación	6.970.852	0	0	0	0	6.970.852
403	00	00	00	**Servicios no personales**	**10.895.600**	0	0	0	0	**10.895.600**
403	09	00	00	Viáticos y pasajes	10.150.000	0	0	0	0	10.150.000
403	09	01	00	Viáticos y pasajes dentro del país	10.150.000	0	0	0	0	10.150.000
403	18	00	00	Impuestos indirectos	745.600	0	0	0	0	745.600
403	18	01	00	Impuesto al valor agregado	745.600	0	0	0	0	745.600
				Totales	**23.005.204**	0	0	0	0	**23.005.204**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129130 080166000 IMPLEMENTACIÓN DEL SISTEMA DEPORTIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: PREPARAR TODAS LAS ACTIVIDADES RELACIONADAS CON EL DEPORTE Y LA CULTURA FÍSICA DENTRO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA

META: 2.010

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.151.376**	0	0	0	0	**11.151.376**
402	01	00	00	Productos alimenticios y agropecuarios	893.409	0	0	0	0	893.409
402	01	01	00	Alimentos y bebidas para personas	893.409	0	0	0	0	893.409
402	03	00	00	Textiles y vestuarios	5.308.000	0	0	0	0	5.308.000
402	03	02	00	Prendas de vestir	3.878.000	0	0	0	0	3.878.000
402	03	03	00	Calzados	1.430.000	0	0	0	0	1.430.000
402	04	00	00	Productos de cuero y caucho	281.200	0	0	0	0	281.200
402	04	03	00	Cauchos y tripas para vehículos	281.200	0	0	0	0	281.200
402	05	00	00	Productos de papel, cartón e impresos	853.100	0	0	0	0	853.100
402	05	01	00	Pulpa de madera, papel y cartón	107.280	0	0	0	0	107.280
402	05	02	00	Envases y cajas de papel y cartón	30.000	0	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	651.200	0	0	0	0	651.200
402	05	04	00	Libros, revistas y periódicos	12.120	0	0	0	0	12.120
402	05	05	00	Material de enseñanza	52.500	0	0	0	0	52.500
402	06	00	00	Productos químicos y derivados	827.674	0	0	0	0	827.674
402	06	01	00	Sustancias químicas y de uso industrial	327.648	0	0	0	0	327.648
402	06	03	00	Tintas, pinturas y colorantes	196.800	0	0	0	0	196.800
402	06	04	00	Productos farmacéuticos y medicamentos	233.406	0	0	0	0	233.406
402	06	06	00	Combustibles y lubricantes	69.820	0	0	0	0	69.820
402	07	00	00	Productos minerales no metálicos	17.180	0	0	0	0	17.180
402	07	02	00	Vidrios y productos de vidrio	3.500	0	0	0	0	3.500
402	07	04	00	Cemento, cal y yeso	13.680	0	0	0	0	13.680
402	08	00	00	Productos metálicos	568.278	0	0	0	0	568.278
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	158.946	0	0	0	0	158.946
402	08	05	00	Materiales de orden público, seguridad y defensa	160.000	0	0	0	0	160.000
402	08	08	00	Material de educación	19.200	0	0	0	0	19.200
402	08	09	00	Repuestos y accesorios para equipos de transporte	163.072	0	0	0	0	163.072
402	08	10	00	Repuestos y accesorios para otros equipos	67.060	0	0	0	0	67.060
402	10	00	00	Productos varios y útiles diversos	2.402.535	0	0	0	0	2.402.535
402	10	01	00	Artículos de deporte, recreación y juguetes	1.614.950	0	0	0	0	1.614.950

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129130 080166000 IMPLEMENTACIÓN DEL SISTEMA DEPORTIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: PREPARAR TODAS LAS ACTIVIDADES RELACIONADAS CON EL DEPORTE Y LA CULTURA FÍSICA DENTRO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA **META:** 2.010

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	291.937	0	0	0	0	291.937
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	19.984	0	0	0	0	19.984
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	105.784	0	0	0	0	105.784
402	10	06	00	Condecoraciones, ofrendas y similares	126.100	0	0	0	0	126.100
402	10	07	00	Productos de seguridad en el trabajo	10.000	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	169.580	0	0	0	0	169.580
402	10	11	00	Materiales eléctricos	24.800	0	0	0	0	24.800
402	10	12	00	Materiales para instalaciones sanitarias	39.400	0	0	0	0	39.400
403	**00**	**00**	**00**	**Servicios no personales**	**14.233.214**	**0**	**0**	**0**	**0**	**14.233.214**
403	07	00	00	Servicios de información, impresión y relaciones públicas	165.750	0	0	0	0	165.750
403	07	02	00	Imprenta y reproducción	165.750	0	0	0	0	165.750
403	09	00	00	Viáticos y pasajes	11.230.097	0	0	0	0	11.230.097
403	09	01	00	Viáticos y pasajes dentro del país	2.535.521	0	0	0	0	2.535.521
403	09	02	00	Viáticos y pasajes fuera del país	8.694.576	0	0	0	0	8.694.576
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	290.200	0	0	0	0	290.200
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	40.000	0	0	0	0	40.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	167.100	0	0	0	0	167.100
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	3.300	0	0	0	0	3.300
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	39.800	0	0	0	0	39.800
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	40.000	0	0	0	0	40.000
403	12	00	00	Conservación y reparaciones menores de obras	140.000	0	0	0	0	140.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	140.000	0	0	0	0	140.000
403	18	00	00	Impuestos indirectos	2.407.167	0	0	0	0	2.407.167
403	18	01	00	Impuesto al valor agregado	2.407.167	0	0	0	0	2.407.167
				Totales	**25.384.590**	**0**	**0**	**0**	**0**	**25.384.590**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 08 - 214

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129130 080166000 IMPLEMENTACIÓN DEL SISTEMA DEPORTIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: PREPARAR TODAS LAS ACTIVIDADES RELACIONADAS CON EL DEPORTE Y LA CULTURA FÍSICA DENTRO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA **META:** 2.010

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129130 080166000 IMPLEMENTACIÓN DEL SISTEMA DEPORTIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: PREPARAR TODAS LAS ACTIVIDADES RELACIONADAS CON EL DEPORTE Y LA CULTURA FÍSICA DENTRO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA **META:** 2.010

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080166001 PROMOVER EL DESARROLLO DEPORTIVO A NIVEL NACIONAL E INTERNACIONAL

UNIDAD DE MEDIDA: HORA **META:** 1.530

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**10.153.728**	**0**	**0**	**0**	**0**	**10.153.728**
402	01	00	00	Productos alimenticios y agropecuarios	853.409	0	0	0	0	853.409
402	01	01	00	Alimentos y bebidas para personas	853.409	0	0	0	0	853.409
402	03	00	00	Textiles y vestuarios	5.218.000	0	0	0	0	5.218.000
402	03	02	00	Prendas de vestir	3.818.000	0	0	0	0	3.818.000
402	03	03	00	Calzados	1.400.000	0	0	0	0	1.400.000
402	04	00	00	Productos de cuero y caucho	221.200	0	0	0	0	221.200
402	04	03	00	Cauchos y tripas para vehículos	221.200	0	0	0	0	221.200
402	05	00	00	Productos de papel, cartón e impresos	743.100	0	0	0	0	743.100
402	05	01	00	Pulpa de madera, papel y cartón	67.280	0	0	0	0	67.280
402	05	03	00	Productos de papel y cartón para oficina	611.200	0	0	0	0	611.200
402	05	04	00	Libros, revistas y periódicos	12.120	0	0	0	0	12.120
402	05	05	00	Material de enseñanza	52.500	0	0	0	0	52.500
402	06	00	00	Productos químicos y derivados	470.026	0	0	0	0	470.026
402	06	03	00	Tintas, pinturas y colorantes	176.800	0	0	0	0	176.800
402	06	04	00	Productos farmacéuticos y medicamentos	233.406	0	0	0	0	233.406
402	06	06	00	Combustibles y lubricantes	59.820	0	0	0	0	59.820
402	07	00	00	Productos minerales no metálicos	17.180	0	0	0	0	17.180
402	07	02	00	Vidrios y productos de vidrio	3.500	0	0	0	0	3.500
402	07	04	00	Cemento, cal y yeso	13.680	0	0	0	0	13.680
402	08	00	00	Productos metálicos	508.278	0	0	0	0	508.278
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	148.946	0	0	0	0	148.946
402	08	05	00	Materiales de orden público, seguridad y defensa	160.000	0	0	0	0	160.000
402	08	08	00	Material de educación	19.200	0	0	0	0	19.200
402	08	09	00	Repuestos y accesorios para equipos de transporte	133.072	0	0	0	0	133.072

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129130 080166000 IMPLEMENTACIÓN DEL SISTEMA DEPORTIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: PREPARAR TODAS LAS ACTIVIDADES RELACIONADAS CON EL DEPORTE Y LA CULTURA FÍSICA DENTRO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA **META:** 2.010

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080166001 PROMOVER EL DESARROLLO DEPORTIVO A NIVEL NACIONAL E INTERNACIONAL

UNIDAD DE MEDIDA: HORA **META:** 1.530

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	47.060	0	0	0	0	47.060
402	10	00	00	Productos varios y útiles diversos	2.122.535	0	0	0	0	2.122.535
402	10	01	00	Artículos de deporte, recreación y juguetes	1.414.950	0	0	0	0	1.414.950
402	10	02	00	Materiales y útiles de limpieza y aseo	261.937	0	0	0	0	261.937
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	19.984	0	0	0	0	19.984
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	105.784	0	0	0	0	105.784
402	10	06	00	Condecoraciones, ofrendas y similares	126.100	0	0	0	0	126.100
402	10	08	00	Materiales para equipos de computación	159.580	0	0	0	0	159.580
402	10	11	00	Materiales eléctricos	14.800	0	0	0	0	14.800
402	10	12	00	Materiales para instalaciones sanitarias	19.400	0	0	0	0	19.400
403	**00**	**00**	**00**	**Servicios no personales**	**13.656.313**	**0**	**0**	**0**	**0**	**13.656.313**
403	07	00	00	Servicios de información, impresión y relaciones públicas	165.750	0	0	0	0	165.750
403	07	02	00	Imprenta y reproducción	165.750	0	0	0	0	165.750
403	09	00	00	Viáticos y pasajes	11.086.514	0	0	0	0	11.086.514
403	09	01	00	Viáticos y pasajes dentro del país	2.391.938	0	0	0	0	2.391.938
403	09	02	00	Viáticos y pasajes fuera del país	8.694.576	0	0	0	0	8.694.576
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	150.200	0	0	0	0	150.200
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	137.100	0	0	0	0	137.100
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	3.300	0	0	0	0	3.300
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	9.800	0	0	0	0	9.800
403	18	00	00	Impuestos indirectos	2.253.849	0	0	0	0	2.253.849
403	18	01	00	Impuesto al valor agregado	2.253.849	0	0	0	0	2.253.849
				Totales	**23.810.041**	**0**	**0**	**0**	**0**	**23.810.041**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129130 080166000 IMPLEMENTACIÓN DEL SISTEMA DEPORTIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: PREPARAR TODAS LAS ACTIVIDADES RELACIONADAS CON EL DEPORTE Y LA CULTURA FÍSICA DENTRO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA **META:** 2.010

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080166002 CONTRIBUIR CON EL DESARROLLO DEL TALENTO DEPORTIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

UNIDAD DE MEDIDA: HORA **META:** 480

RESPONSABLE/EJECUTOR: COMANDO DE PERSONAL DE LA AVIACIÓN MILITAR BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**997.648**	**0**	**0**	**0**	**0**	**997.648**
402	01	00	00	Productos alimenticios y agropecuarios	40.000	0	0	0	0	40.000
402	01	01	00	Alimentos y bebidas para personas	40.000	0	0	0	0	40.000
402	03	00	00	Textiles y vestuarios	90.000	0	0	0	0	90.000
402	03	02	00	Prendas de vestir	60.000	0	0	0	0	60.000
402	03	03	00	Calzados	30.000	0	0	0	0	30.000
402	04	00	00	Productos de cuero y caucho	60.000	0	0	0	0	60.000
402	04	03	00	Cauchos y tripas para vehículos	60.000	0	0	0	0	60.000
402	05	00	00	Productos de papel, cartón e impresos	110.000	0	0	0	0	110.000
402	05	01	00	Pulpa de madera, papel y cartón	40.000	0	0	0	0	40.000
402	05	02	00	Envases y cajas de papel y cartón	30.000	0	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	40.000	0	0	0	0	40.000
402	06	00	00	Productos químicos y derivados	357.648	0	0	0	0	357.648
402	06	01	00	Sustancias químicas y de uso industrial	327.648	0	0	0	0	327.648
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	20.000
402	06	06	00	Combustibles y lubricantes	10.000	0	0	0	0	10.000
402	08	00	00	Productos metálicos	60.000	0	0	0	0	60.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.000	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	30.000	0	0	0	0	30.000
402	08	10	00	Repuestos y accesorios para otros equipos	20.000	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	280.000	0	0	0	0	280.000
402	10	01	00	Artículos de deporte, recreación y juguetes	200.000	0	0	0	0	200.000
402	10	02	00	Materiales y útiles de limpieza y aseo	30.000	0	0	0	0	30.000
402	10	07	00	Productos de seguridad en el trabajo	10.000	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129130 080166000 IMPLEMENTACIÓN DEL SISTEMA DEPORTIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: PREPARAR TODAS LAS ACTIVIDADES RELACIONADAS CON EL DEPORTE Y LA CULTURA FÍSICA DENTRO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA **META:** 2.010

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080166002 CONTRIBUIR CON EL DESARROLLO DEL TALENTO DEPORTIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

UNIDAD DE MEDIDA: HORA **META:** 480

RESPONSABLE/EJECUTOR: COMANDO DE PERSONAL DE LA AVIACIÓN MILITAR BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	11	00	Materiales eléctricos	10.000	0	0	0	0	10.000
402	10	12	00	Materiales para instalaciones sanitarias	20.000	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**576.901**	**0**	**0**	**0**	**0**	**576.901**
403	09	00	00	Viáticos y pasajes	143.583	0	0	0	0	143.583
403	09	01	00	Viáticos y pasajes dentro del país	143.583	0	0	0	0	143.583
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	140.000	0	0	0	0	140.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	40.000	0	0	0	0	40.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	30.000	0	0	0	0	30.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	30.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	40.000	0	0	0	0	40.000
403	12	00	00	Conservación y reparaciones menores de obras	140.000	0	0	0	0	140.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	140.000	0	0	0	0	140.000
403	18	00	00	Impuestos indirectos	153.318	0	0	0	0	153.318
403	18	01	00	Impuesto al valor agregado	153.318	0	0	0	0	153.318
				Totales	**1.574.549**	**0**	**0**	**0**	**0**	**1.574.549**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129106 080167000 CONTRIBUCIÓN AL SUBSISTEMA DE EDUCACIÓN BÁSICA

OBJETIVO DEL PROYECTO: CONTRIBUIR CON LA FORMACIÓN DEL NUEVO CIUDADANO Y CIUDADANA, CON SENTIDO PATRIÓTICO, DE IDENTIDAD NACIONAL Y DEFENSORES DE LA SOBERANÍA Y SEGURIDAD DE LA NACIÓN.

UNIDAD DE MEDIDA: HORA **META:** 707.430

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**40.639.985**	**0**	**0**	**0**	**0**	**40.639.985**
402	01	00	00	Productos alimenticios y agropecuarios	8.490.225	0	0	0	0	8.490.225
402	01	01	00	Alimentos y bebidas para personas	8.490.225	0	0	0	0	8.490.225
402	02	00	00	Productos de minas, canteras y yacimientos	30.000	0	0	0	0	30.000
402	02	05	00	Piedra, arcilla, arena y tierra	30.000	0	0	0	0	30.000
402	03	00	00	Textiles y vestuarios	1.009.000	0	0	0	0	1.009.000
402	03	01	00	Textiles	40.000	0	0	0	0	40.000
402	03	02	00	Prendas de vestir	969.000	0	0	0	0	969.000
402	04	00	00	Productos de cuero y caucho	1.454.771	0	0	0	0	1.454.771
402	04	03	00	Cauchos y tripas para vehículos	1.454.771	0	0	0	0	1.454.771
402	05	00	00	Productos de papel, cartón e impresos	7.791.102	0	0	0	0	7.791.102
402	05	01	00	Pulpa de madera, papel y cartón	1.336.681	0	0	0	0	1.336.681
402	05	02	00	Envases y cajas de papel y cartón	230.000	0	0	0	0	230.000
402	05	03	00	Productos de papel y cartón para oficina	3.785.541	0	0	0	0	3.785.541
402	05	04	00	Libros, revistas y periódicos	753.786	0	0	0	0	753.786
402	05	05	00	Material de enseñanza	389.596	0	0	0	0	389.596
402	05	06	00	Productos de papel y cartón para computación	216.211	0	0	0	0	216.211
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.029.287	0	0	0	0	1.029.287
402	05	99	00	Otros productos de pulpa, papel y cartón	50.000	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	4.458.595	0	0	0	0	4.458.595
402	06	01	00	Sustancias químicas y de uso industrial	122.696	0	0	0	0	122.696
402	06	02	00	Abonos, plaguicidas y otros	22.118	0	0	0	0	22.118
402	06	03	00	Tintas, pinturas y colorantes	2.852.235	0	0	0	0	2.852.235
402	06	04	00	Productos farmacéuticos y medicamentos	256.075	0	0	0	0	256.075
402	06	05	00	Productos de tocador	103.835	0	0	0	0	103.835
402	06	06	00	Combustibles y lubricantes	616.494	0	0	0	0	616.494
402	06	08	00	Productos plásticos	485.142	0	0	0	0	485.142
402	07	00	00	Productos minerales no metálicos	246.332	0	0	0	0	246.332
402	07	01	00	Productos de barro, loza y porcelana	10.000	0	0	0	0	10.000
402	07	02	00	Vidrios y productos de vidrio	20.000	0	0	0	0	20.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129106 080167000 CONTRIBUCIÓN AL SUBSISTEMA DE EDUCACIÓN BÁSICA

OBJETIVO DEL PROYECTO: CONTRIBUIR CON LA FORMACIÓN DEL NUEVO CIUDADANO Y CIUDADANA, CON SENTIDO PATRIÓTICO, DE IDENTIDAD NACIONAL Y DEFENSORES DE LA SOBERANÍA Y SEGURIDAD DE LA NACIÓN.

UNIDAD DE MEDIDA: HORA **META:** 707.430

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	03	00	Productos de arcilla para construcción	50.000	0	0	0	0	50.000
402	07	04	00	Cemento, cal y yeso	166.332	0	0	0	0	166.332
402	08	00	00	Productos metálicos	3.212.497	0	0	0	0	3.212.497
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	451.931	0	0	0	0	451.931
402	08	08	00	Material de educación	1.488.131	0	0	0	0	1.488.131
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.212.435	0	0	0	0	1.212.435
402	08	10	00	Repuestos y accesorios para otros equipos	60.000	0	0	0	0	60.000
402	10	00	00	Productos varios y útiles diversos	13.947.463	0	0	0	0	13.947.463
402	10	01	00	Artículos de deporte, recreación y juguetes	2.088.243	0	0	0	0	2.088.243
402	10	02	00	Materiales y útiles de limpieza y aseo	3.701.635	0	0	0	0	3.701.635
402	10	03	00	Utensilios de cocina y comedor	345.202	0	0	0	0	345.202
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	77.002	0	0	0	0	77.002
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.773.922	0	0	0	0	2.773.922
402	10	06	00	Condecoraciones, ofrendas y similares	282.215	0	0	0	0	282.215
402	10	07	00	Productos de seguridad en el trabajo	80.000	0	0	0	0	80.000
402	10	08	00	Materiales para equipos de computación	2.134.446	0	0	0	0	2.134.446
402	10	11	00	Materiales eléctricos	1.149.897	0	0	0	0	1.149.897
402	10	12	00	Materiales para instalaciones sanitarias	1.314.901	0	0	0	0	1.314.901
403	**00**	**00**	**00**	**Servicios no personales**	**18.751.819**	**0**	**0**	**0**	**0**	**18.751.819**
403	04	00	00	Servicios básicos	44.174	0	0	0	0	44.174
403	04	02	00	Gas	44.174	0	0	0	0	44.174
403	07	00	00	Servicios de información, impresión y relaciones públicas	197.813	0	0	0	0	197.813
403	07	02	00	Imprenta y reproducción	97.813	0	0	0	0	97.813
403	07	03	00	Relaciones sociales	100.000	0	0	0	0	100.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	288	0	0	0	0	288
403	08	02	00	Comisiones y gastos bancarios	288	0	0	0	0	288
403	09	00	00	Viáticos y pasajes	3.486.714	0	0	0	0	3.486.714
403	09	01	00	Viáticos y pasajes dentro del país	3.486.714	0	0	0	0	3.486.714
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	214.080	0	0	0	0	214.080
403	10	07	00	Servicios de capacitación y adiestramiento	214.080	0	0	0	0	214.080

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129106 080167000 CONTRIBUCIÓN AL SUBSISTEMA DE EDUCACIÓN BÁSICA

OBJETIVO DEL PROYECTO: CONTRIBUIR CON LA FORMACIÓN DEL NUEVO CIUDADANO Y CIUDADANA, CON SENTIDO PATRIÓTICO, DE IDENTIDAD NACIONAL Y DEFENSORES DE LA SOBERANÍA Y SEGURIDAD DE LA NACIÓN.

UNIDAD DE MEDIDA: HORA **META:** 707.430

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	7.285.945	0	0	0	0	7.285.945
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	545.635	0	0	0	0	545.635
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.510.807	0	0	0	0	1.510.807
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	30.000	0	0	0	0	30.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	783.303	0	0	0	0	783.303
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.806.187	0	0	0	0	2.806.187
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.610.013	0	0	0	0	1.610.013
403	12	00	00	Conservación y reparaciones menores de obras	1.782.770	0	0	0	0	1.782.770
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.782.770	0	0	0	0	1.782.770
403	16	00	00	Servicios de diversión, esparcimiento y culturales	61.585	0	0	0	0	61.585
403	16	01	00	Servicios de diversión, esparcimiento y culturales	61.585	0	0	0	0	61.585
403	18	00	00	Impuestos indirectos	5.678.450	0	0	0	0	5.678.450
403	18	01	00	Impuesto al valor agregado	5.678.450	0	0	0	0	5.678.450
				Totales	**59.391.804**	**0**	**0**	**0**	**0**	**59.391.804**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 08 - 222

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129106 080167000 CONTRIBUCIÓN AL SUBSISTEMA DE EDUCACIÓN BÁSICA

OBJETIVO DEL PROYECTO: CONTRIBUIR CON LA FORMACIÓN DEL NUEVO CIUDADANO Y CIUDADANA, CON SENTIDO PATRIÓTICO, DE IDENTIDAD NACIONAL Y DEFENSORES DE LA SOBERANÍA Y SEGURIDAD DE LA NACIÓN.

UNIDAD DE MEDIDA: HORA **META:** 707.430

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129106 080167000 CONTRIBUCIÓN AL SUBSISTEMA DE EDUCACIÓN BÁSICA

OBJETIVO DEL PROYECTO: CONTRIBUIR CON LA FORMACIÓN DEL NUEVO CIUDADANO Y CIUDADANA, CON SENTIDO PATRIÓTICO, DE IDENTIDAD NACIONAL Y DEFENSORES DE LA SOBERANÍA Y SEGURIDAD DE LA NACIÓN.

UNIDAD DE MEDIDA: HORA **META:** 707.430

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080167001 APOYO AL SUBSISTEMA DE EDUCACIÓN BÁSICA DEL COMPONENTE EJÉRCITO

UNIDAD DE MEDIDA: HORA **META:** 97.732

RESPONSABLE/EJECUTOR: DIRECCIÓN DE EDUCACIÓN DEL EJÉRCITO NACIONAL BOLIVARIANO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.477.479**	0	0	0	0	**8.477.479**
402	01	00	00	Productos alimenticios y agropecuarios	3.061.513	0	0	0	0	3.061.513
402	01	01	00	Alimentos y bebidas para personas	3.061.513	0	0	0	0	3.061.513
402	04	00	00	Productos de cuero y caucho	575.648	0	0	0	0	575.648
402	04	03	00	Cauchos y tripas para vehículos	575.648	0	0	0	0	575.648
402	05	00	00	Productos de papel, cartón e impresos	1.339.478	0	0	0	0	1.339.478
402	05	01	00	Pulpa de madera, papel y cartón	238.904	0	0	0	0	238.904
402	05	03	00	Productos de papel y cartón para oficina	605.393	0	0	0	0	605.393
402	05	04	00	Libros, revistas y periódicos	1.350	0	0	0	0	1.350
402	05	05	00	Material de enseñanza	288.967	0	0	0	0	288.967
402	05	06	00	Productos de papel y cartón para computación	88.131	0	0	0	0	88.131
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	116.733	0	0	0	0	116.733
402	06	00	00	Productos químicos y derivados	843.778	0	0	0	0	843.778
402	06	01	00	Sustancias químicas y de uso industrial	122.696	0	0	0	0	122.696
402	06	02	00	Abonos, plaguicidas y otros	2.848	0	0	0	0	2.848
402	06	03	00	Tintas, pinturas y colorantes	349.184	0	0	0	0	349.184
402	06	04	00	Productos farmacéuticos y medicamentos	43.820	0	0	0	0	43.820
402	06	06	00	Combustibles y lubricantes	323.863	0	0	0	0	323.863
402	06	08	00	Productos plásticos	1.367	0	0	0	0	1.367
402	07	00	00	Productos minerales no metálicos	34.332	0	0	0	0	34.332
402	07	04	00	Cemento, cal y yeso	34.332	0	0	0	0	34.332
402	08	00	00	Productos metálicos	1.174.602	0	0	0	0	1.174.602
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	140.074	0	0	0	0	140.074
402	08	08	00	Material de educación	301.941	0	0	0	0	301.941
402	08	09	00	Repuestos y accesorios para equipos de transporte	732.587	0	0	0	0	732.587

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129106 080167000 CONTRIBUCIÓN AL SUBSISTEMA DE EDUCACIÓN BÁSICA

OBJETIVO DEL PROYECTO: CONTRIBUIR CON LA FORMACIÓN DEL NUEVO CIUDADANO Y CIUDADANA, CON SENTIDO PATRIÓTICO, DE IDENTIDAD NACIONAL Y DEFENSORES DE LA SOBERANÍA Y SEGURIDAD DE LA NACIÓN.

UNIDAD DE MEDIDA: HORA **META:** 707.430

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080167001 APOYO AL SUBSISTEMA DE EDUCACIÓN BÁSICA DEL COMPONENTE EJÉRCITO

UNIDAD DE MEDIDA: HORA **META:** 97.732

RESPONSABLE/EJECUTOR: DIRECCIÓN DE EDUCACIÓN DEL EJÉRCITO NACIONAL BOLIVARIANO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	00	00	Productos varios y útiles diversos	1.448.128	0	0	0	0	1.448.128
402	10	01	00	Artículos de deporte, recreación y juguetes	31.300	0	0	0	0	31.300
402	10	02	00	Materiales y útiles de limpieza y aseo	533.833	0	0	0	0	533.833
402	10	03	00	Utensilios de cocina y comedor	31.714	0	0	0	0	31.714
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	346.336	0	0	0	0	346.336
402	10	06	00	Condecoraciones, ofrendas y similares	82.065	0	0	0	0	82.065
402	10	08	00	Materiales para equipos de computación	127.918	0	0	0	0	127.918
402	10	11	00	Materiales eléctricos	217.084	0	0	0	0	217.084
402	10	12	00	Materiales para instalaciones sanitarias	77.878	0	0	0	0	77.878
403	**00**	**00**	**00**	**Servicios no personales**	**2.793.881**	**0**	**0**	**0**	**0**	**2.793.881**
403	04	00	00	Servicios básicos	44.174	0	0	0	0	44.174
403	04	02	00	Gas	44.174	0	0	0	0	44.174
403	09	00	00	Viáticos y pasajes	632.651	0	0	0	0	632.651
403	09	01	00	Viáticos y pasajes dentro del país	632.651	0	0	0	0	632.651
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.306.644	0	0	0	0	1.306.644
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	121.635	0	0	0	0	121.635
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	160.648	0	0	0	0	160.648
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	44.216	0	0	0	0	44.216
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	895.132	0	0	0	0	895.132
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	85.013	0	0	0	0	85.013
403	18	00	00	Impuestos indirectos	810.412	0	0	0	0	810.412
403	18	01	00	Impuesto al valor agregado	810.412	0	0	0	0	810.412
				Totales	**11.271.360**	**0**	**0**	**0**	**0**	**11.271.360**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129106 080167000 CONTRIBUCIÓN AL SUBSISTEMA DE EDUCACIÓN BÁSICA

OBJETIVO DEL PROYECTO: CONTRIBUIR CON LA FORMACIÓN DEL NUEVO CIUDADANO Y CIUDADANA, CON SENTIDO PATRIÓTICO, DE IDENTIDAD NACIONAL Y DEFENSORES DE LA SOBERANÍA Y SEGURIDAD DE LA NACIÓN.

UNIDAD DE MEDIDA: HORA **META:** 707.430

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080167002 APOYO AL SUBSISTEMA DE EDUCACIÓN BÁSICA DEL COMPONENTE ARMADA

UNIDAD DE MEDIDA: HORA **META:** 60.133

RESPONSABLE/EJECUTOR: COMANDO NAVAL DE EDUCACIÓN DE LA ARMADA NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**6.180.000**	0	0	0	0	**6.180.000**
402	01	00	00	Productos alimenticios y agropecuarios	650.000	0	0	0	0	650.000
402	01	01	00	Alimentos y bebidas para personas	650.000	0	0	0	0	650.000
402	04	00	00	Productos de cuero y caucho	150.000	0	0	0	0	150.000
402	04	03	00	Cauchos y tripas para vehículos	150.000	0	0	0	0	150.000
402	05	00	00	Productos de papel, cartón e impresos	1.580.000	0	0	0	0	1.580.000
402	05	01	00	Pulpa de madera, papel y cartón	500.000	0	0	0	0	500.000
402	05	03	00	Productos de papel y cartón para oficina	880.000	0	0	0	0	880.000
402	05	06	00	Productos de papel y cartón para computación	100.000	0	0	0	0	100.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	50.000	0	0	0	0	50.000
402	05	99	00	Otros productos de pulpa, papel y cartón	50.000	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	950.000	0	0	0	0	950.000
402	06	03	00	Tintas, pinturas y colorantes	850.000	0	0	0	0	850.000
402	06	08	00	Productos plásticos	100.000	0	0	0	0	100.000
402	07	00	00	Productos minerales no metálicos	100.000	0	0	0	0	100.000
402	07	03	00	Productos de arcilla para construcción	50.000	0	0	0	0	50.000
402	07	04	00	Cemento, cal y yeso	50.000	0	0	0	0	50.000
402	08	00	00	Productos metálicos	100.000	0	0	0	0	100.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	50.000	0	0	0	0	50.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	50.000	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	2.650.000	0	0	0	0	2.650.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.350.000	0	0	0	0	1.350.000
402	10	03	00	Utensilios de cocina y comedor	50.000	0	0	0	0	50.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	700.000	0	0	0	0	700.000
402	10	11	00	Materiales eléctricos	500.000	0	0	0	0	500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129106 080167000 CONTRIBUCIÓN AL SUBSISTEMA DE EDUCACIÓN BÁSICA

OBJETIVO DEL PROYECTO: CONTRIBUIR CON LA FORMACIÓN DEL NUEVO CIUDADANO Y CIUDADANA, CON SENTIDO PATRIÓTICO, DE IDENTIDAD NACIONAL Y DEFENSORES DE LA SOBERANÍA Y SEGURIDAD DE LA NACIÓN.

UNIDAD DE MEDIDA: HORA **META:** 707.430

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080167002 APOYO AL SUBSISTEMA DE EDUCACIÓN BÁSICA DEL COMPONENTE ARMADA

UNIDAD DE MEDIDA: HORA **META:** 60.133

RESPONSABLE/EJECUTOR: COMANDO NAVAL DE EDUCACIÓN DE LA ARMADA NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	50.000	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.568.225**	**0**	**0**	**0**	**0**	**4.568.225**
403	09	00	00	Viáticos y pasajes	1.133.025	0	0	0	0	1.133.025
403	09	01	00	Viáticos y pasajes dentro del país	1.133.025	0	0	0	0	1.133.025
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.055.000	0	0	0	0	2.055.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	600.000	0	0	0	0	600.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.455.000	0	0	0	0	1.455.000
403	12	00	00	Conservación y reparaciones menores de obras	350.000	0	0	0	0	350.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	350.000	0	0	0	0	350.000
403	18	00	00	Impuestos indirectos	1.030.200	0	0	0	0	1.030.200
403	18	01	00	Impuesto al valor agregado	1.030.200	0	0	0	0	1.030.200
				Totales	**10.748.225**	**0**	**0**	**0**	**0**	**10.748.225**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129106 080167000 CONTRIBUCIÓN AL SUBSISTEMA DE EDUCACIÓN BÁSICA

OBJETIVO DEL PROYECTO: CONTRIBUIR CON LA FORMACIÓN DEL NUEVO CIUDADANO Y CIUDADANA, CON SENTIDO PATRIÓTICO, DE IDENTIDAD NACIONAL Y DEFENSORES DE LA SOBERANÍA Y SEGURIDAD DE LA NACIÓN.

UNIDAD DE MEDIDA: HORA **META:** 707.430

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080167003 APOYO AL SUBSISTEMA DE EDUCACIÓN BÁSICA DEL COMPONENTE AVIACIÓN

UNIDAD DE MEDIDA: HORA **META:** 83.108

RESPONSABLE/EJECUTOR: COMANDO DE PERSONAL DE LA AVIACIÓN MILITAR NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.962.000**	**0**	**0**	**0**	**0**	**6.962.000**
402	01	00	00	Productos alimenticios y agropecuarios	1.530.000	0	0	0	0	1.530.000
402	01	01	00	Alimentos y bebidas para personas	1.530.000	0	0	0	0	1.530.000
402	02	00	00	Productos de minas, canteras y yacimientos	30.000	0	0	0	0	30.000
402	02	05	00	Piedra, arcilla, arena y tierra	30.000	0	0	0	0	30.000
402	03	00	00	Textiles y vestuarios	160.000	0	0	0	0	160.000
402	03	01	00	Textiles	40.000	0	0	0	0	40.000
402	03	02	00	Prendas de vestir	120.000	0	0	0	0	120.000
402	04	00	00	Productos de cuero y caucho	400.000	0	0	0	0	400.000
402	04	03	00	Cauchos y tripas para vehículos	400.000	0	0	0	0	400.000
402	05	00	00	Productos de papel, cartón e impresos	1.490.000	0	0	0	0	1.490.000
402	05	01	00	Pulpa de madera, papel y cartón	380.000	0	0	0	0	380.000
402	05	02	00	Envases y cajas de papel y cartón	230.000	0	0	0	0	230.000
402	05	03	00	Productos de papel y cartón para oficina	390.000	0	0	0	0	390.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	490.000	0	0	0	0	490.000
402	06	00	00	Productos químicos y derivados	700.000	0	0	0	0	700.000
402	06	02	00	Abonos, plaguicidas y otros	10.000	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	460.000	0	0	0	0	460.000
402	06	06	00	Combustibles y lubricantes	100.000	0	0	0	0	100.000
402	06	08	00	Productos plásticos	130.000	0	0	0	0	130.000
402	07	00	00	Productos minerales no metálicos	92.000	0	0	0	0	92.000
402	07	01	00	Productos de barro, loza y porcelana	10.000	0	0	0	0	10.000
402	07	04	00	Cemento, cal y yeso	82.000	0	0	0	0	82.000
402	08	00	00	Productos metálicos	590.000	0	0	0	0	590.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	130.000	0	0	0	0	130.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129106 080167000 CONTRIBUCIÓN AL SUBSISTEMA DE EDUCACIÓN BÁSICA

OBJETIVO DEL PROYECTO: CONTRIBUIR CON LA FORMACIÓN DEL NUEVO CIUDADANO Y CIUDADANA, CON SENTIDO PATRIÓTICO, DE IDENTIDAD NACIONAL Y DEFENSORES DE LA SOBERANÍA Y SEGURIDAD DE LA NACIÓN.

UNIDAD DE MEDIDA: HORA **META:** 707.430

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080167003 APOYO AL SUBSISTEMA DE EDUCACIÓN BÁSICA DEL COMPONENTE AVIACIÓN

UNIDAD DE MEDIDA: HORA **META:** 83.108

RESPONSABLE/EJECUTOR: COMANDO DE PERSONAL DE LA AVIACIÓN MILITAR NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	400.000	0	0	0	0	400.000
402	08	10	00	Repuestos y accesorios para otros equipos	60.000	0	0	0	0	60.000
402	10	00	00	Productos varios y útiles diversos	1.970.000	0	0	0	0	1.970.000
402	10	01	00	Artículos de deporte, recreación y juguetes	180.000	0	0	0	0	180.000
402	10	02	00	Materiales y útiles de limpieza y aseo	280.000	0	0	0	0	280.000
402	10	03	00	Utensilios de cocina y comedor	120.000	0	0	0	0	120.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	10.000	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	330.000	0	0	0	0	330.000
402	10	06	00	Condecoraciones, ofrendas y similares	70.000	0	0	0	0	70.000
402	10	07	00	Productos de seguridad en el trabajo	80.000	0	0	0	0	80.000
402	10	08	00	Materiales para equipos de computación	520.000	0	0	0	0	520.000
402	10	11	00	Materiales eléctricos	230.000	0	0	0	0	230.000
402	10	12	00	Materiales para instalaciones sanitarias	150.000	0	0	0	0	150.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.716.610**	**0**	**0**	**0**	**0**	**4.716.610**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	288	0	0	0	0	288
403	08	02	00	Comisiones y gastos bancarios	288	0	0	0	0	288
403	09	00	00	Viáticos y pasajes	665.959	0	0	0	0	665.959
403	09	01	00	Viáticos y pasajes dentro del país	665.959	0	0	0	0	665.959
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.091.000	0	0	0	0	2.091.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	354.000	0	0	0	0	354.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	778.000	0	0	0	0	778.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	30.000	0	0	0	0	30.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	313.000	0	0	0	0	313.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	546.000	0	0	0	0	546.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129106 080167000 CONTRIBUCIÓN AL SUBSISTEMA DE EDUCACIÓN BÁSICA

OBJETIVO DEL PROYECTO: CONTRIBUIR CON LA FORMACIÓN DEL NUEVO CIUDADANO Y CIUDADANA, CON SENTIDO PATRIÓTICO, DE IDENTIDAD NACIONAL Y DEFENSORES DE LA SOBERANÍA Y SEGURIDAD DE LA NACIÓN.

UNIDAD DE MEDIDA: HORA **META:** 707.430

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080167003 APOYO AL SUBSISTEMA DE EDUCACIÓN BÁSICA DEL COMPONENTE AVIACIÓN

UNIDAD DE MEDIDA: HORA **META:** 83.108

RESPONSABLE/EJECUTOR: COMANDO DE PERSONAL DE LA AVIACIÓN MILITAR NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	70.000	0	0	0	0	70.000
403	12	00	00	Conservación y reparaciones menores de obras	790.000	0	0	0	0	790.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	790.000	0	0	0	0	790.000
403	18	00	00	Impuestos indirectos	1.169.363	0	0	0	0	1.169.363
403	18	01	00	Impuesto al valor agregado	1.169.363	0	0	0	0	1.169.363
				Totales	**11.678.610**	**0**	**0**	**0**	**0**	**11.678.610**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129106 080167000 CONTRIBUCIÓN AL SUBSISTEMA DE EDUCACIÓN BÁSICA

OBJETIVO DEL PROYECTO: CONTRIBUIR CON LA FORMACIÓN DEL NUEVO CIUDADANO Y CIUDADANA, CON SENTIDO PATRIÓTICO, DE IDENTIDAD NACIONAL Y DEFENSORES DE LA SOBERANÍA Y SEGURIDAD DE LA NACIÓN.

UNIDAD DE MEDIDA: HORA **META:** 707.430

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080167004 APOYO AL SUBSISTEMA DE EDUCACIÓN BÁSICA DEL COMPONENTE GUARDIA NACIONAL

UNIDAD DE MEDIDA: HORA **META:** 442.435

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAN DE EDUCACIÓN DE LA GUARDIA NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.891.713**	**0**	**0**	**0**	**0**	**10.891.713**
402	01	00	00	Productos alimenticios y agropecuarios	497.287	0	0	0	0	497.287
402	01	01	00	Alimentos y bebidas para personas	497.287	0	0	0	0	497.287
402	04	00	00	Productos de cuero y caucho	153.123	0	0	0	0	153.123
402	04	03	00	Cauchos y tripas para vehículos	153.123	0	0	0	0	153.123
402	05	00	00	Productos de papel, cartón e impresos	2.116.692	0	0	0	0	2.116.692
402	05	03	00	Productos de papel y cartón para oficina	1.171.123	0	0	0	0	1.171.123
402	05	04	00	Libros, revistas y periódicos	752.436	0	0	0	0	752.436
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	193.133	0	0	0	0	193.133
402	06	00	00	Productos químicos y derivados	1.049.766	0	0	0	0	1.049.766
402	06	03	00	Tintas, pinturas y colorantes	985.864	0	0	0	0	985.864
402	06	06	00	Combustibles y lubricantes	63.902	0	0	0	0	63.902
402	08	00	00	Productos metálicos	1.186.190	0	0	0	0	1.186.190
402	08	08	00	Material de educación	1.186.190	0	0	0	0	1.186.190
402	10	00	00	Productos varios y útiles diversos	5.888.655	0	0	0	0	5.888.655
402	10	01	00	Artículos de deporte, recreación y juguetes	1.716.743	0	0	0	0	1.716.743
402	10	02	00	Materiales y útiles de limpieza y aseo	953.133	0	0	0	0	953.133
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.069.503	0	0	0	0	1.069.503
402	10	08	00	Materiales para equipos de computación	1.174.490	0	0	0	0	1.174.490
402	10	11	00	Materiales eléctricos	103.133	0	0	0	0	103.133
402	10	12	00	Materiales para instalaciones sanitarias	871.653	0	0	0	0	871.653
403	**00**	**00**	**00**	**Servicios no personales**	**3.481.069**	**0**	**0**	**0**	**0**	**3.481.069**
403	09	00	00	Viáticos y pasajes	551.079	0	0	0	0	551.079
403	09	01	00	Viáticos y pasajes dentro del país	551.079	0	0	0	0	551.079
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.354.325	0	0	0	0	1.354.325

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129106 080167000 CONTRIBUCIÓN AL SUBSISTEMA DE EDUCACIÓN BÁSICA

OBJETIVO DEL PROYECTO: CONTRIBUIR CON LA FORMACIÓN DEL NUEVO CIUDADANO Y CIUDADANA, CON SENTIDO PATRIÓTICO, DE IDENTIDAD NACIONAL Y DEFENSORES DE LA SOBERANÍA Y SEGURIDAD DE LA NACIÓN.

UNIDAD DE MEDIDA: HORA **META:** 707.430

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080167004 APOYO AL SUBSISTEMA DE EDUCACIÓN BÁSICA DEL COMPONENTE GUARDIA NACIONAL

UNIDAD DE MEDIDA: HORA **META:** 442.435

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAN DE EDUCACIÓN DE LA GUARDIA NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	502.159	0	0	0	0	502.159
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	426.087	0	0	0	0	426.087
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	426.079	0	0	0	0	426.079
403	18	00	00	Impuestos indirectos	1.575.665	0	0	0	0	1.575.665
403	18	01	00	Impuesto al valor agregado	1.575.665	0	0	0	0	1.575.665
				Totales	**14.372.782**	**0**	**0**	**0**	**0**	**14.372.782**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129106 080167000 CONTRIBUCIÓN AL SUBSISTEMA DE EDUCACIÓN BÁSICA

OBJETIVO DEL PROYECTO: CONTRIBUIR CON LA FORMACIÓN DEL NUEVO CIUDADANO Y CIUDADANA, CON SENTIDO PATRIÓTICO, DE IDENTIDAD NACIONAL Y DEFENSORES DE LA SOBERANÍA Y SEGURIDAD DE LA NACIÓN.

UNIDAD DE MEDIDA: HORA **META:** 707.430

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080167005 PROMOCIÓN DEL SUBSISTEMA DE EDUCACIÓN BÁSICA

UNIDAD DE MEDIDA: HORA **META:** 24.022

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.128.793**	**0**	**0**	**0**	**0**	**8.128.793**
402	01	00	00	Productos alimenticios y agropecuarios	2.751.425	0	0	0	0	2.751.425
402	01	01	00	Alimentos y bebidas para personas	2.751.425	0	0	0	0	2.751.425
402	03	00	00	Textiles y vestuarios	849.000	0	0	0	0	849.000
402	03	02	00	Prendas de vestir	849.000	0	0	0	0	849.000
402	04	00	00	Productos de cuero y caucho	176.000	0	0	0	0	176.000
402	04	03	00	Cauchos y tripas para vehículos	176.000	0	0	0	0	176.000
402	05	00	00	Productos de papel, cartón e impresos	1.264.932	0	0	0	0	1.264.932
402	05	01	00	Pulpa de madera, papel y cartón	217.777	0	0	0	0	217.777
402	05	03	00	Productos de papel y cartón para oficina	739.025	0	0	0	0	739.025
402	05	05	00	Material de enseñanza	100.629	0	0	0	0	100.629
402	05	06	00	Productos de papel y cartón para computación	28.080	0	0	0	0	28.080
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	179.421	0	0	0	0	179.421
402	06	00	00	Productos químicos y derivados	915.051	0	0	0	0	915.051
402	06	02	00	Abonos, plaguicidas y otros	9.270	0	0	0	0	9.270
402	06	03	00	Tintas, pinturas y colorantes	207.187	0	0	0	0	207.187
402	06	04	00	Productos farmacéuticos y medicamentos	212.255	0	0	0	0	212.255
402	06	05	00	Productos de tocador	103.835	0	0	0	0	103.835
402	06	06	00	Combustibles y lubricantes	128.729	0	0	0	0	128.729
402	06	08	00	Productos plásticos	253.775	0	0	0	0	253.775
402	07	00	00	Productos minerales no metálicos	20.000	0	0	0	0	20.000
402	07	02	00	Vidrios y productos de vidrio	20.000	0	0	0	0	20.000
402	08	00	00	Productos metálicos	161.705	0	0	0	0	161.705
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	131.857	0	0	0	0	131.857
402	08	09	00	Repuestos y accesorios para equipos de transporte	29.848	0	0	0	0	29.848

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129106 080167000 CONTRIBUCIÓN AL SUBSISTEMA DE EDUCACIÓN BÁSICA

OBJETIVO DEL PROYECTO: CONTRIBUIR CON LA FORMACIÓN DEL NUEVO CIUDADANO Y CIUDADANA, CON SENTIDO PATRIÓTICO, DE IDENTIDAD NACIONAL Y DEFENSORES DE LA SOBERANÍA Y SEGURIDAD DE LA NACIÓN.

UNIDAD DE MEDIDA: HORA **META:** 707.430

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080167005 PROMOCIÓN DEL SUBSISTEMA DE EDUCACIÓN BÁSICA

UNIDAD DE MEDIDA: HORA **META:** 24.022

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	00	00	Productos varios y útiles diversos	1.990.680	0	0	0	0	1.990.680
402	10	01	00	Artículos de deporte, recreación y juguetes	160.200	0	0	0	0	160.200
402	10	02	00	Materiales y útiles de limpieza y aseo	584.669	0	0	0	0	584.669
402	10	03	00	Utensilios de cocina y comedor	143.488	0	0	0	0	143.488
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	67.002	0	0	0	0	67.002
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	328.083	0	0	0	0	328.083
402	10	06	00	Condecoraciones, ofrendas y similares	130.150	0	0	0	0	130.150
402	10	08	00	Materiales para equipos de computación	312.038	0	0	0	0	312.038
402	10	11	00	Materiales eléctricos	99.680	0	0	0	0	99.680
402	10	12	00	Materiales para instalaciones sanitarias	165.370	0	0	0	0	165.370
403	**00**	**00**	**00**	**Servicios no personales**	**3.192.034**	0	0	0	0	**3.192.034**
403	07	00	00	Servicios de información, impresión y relaciones públicas	197.813	0	0	0	0	197.813
403	07	02	00	Imprenta y reproducción	97.813	0	0	0	0	97.813
403	07	03	00	Relaciones sociales	100.000	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	504.000	0	0	0	0	504.000
403	09	01	00	Viáticos y pasajes dentro del país	504.000	0	0	0	0	504.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	214.080	0	0	0	0	214.080
403	10	07	00	Servicios de capacitación y adiestramiento	214.080	0	0	0	0	214.080
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	478.976	0	0	0	0	478.976
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	70.000	0	0	0	0	70.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	70.000	0	0	0	0	70.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	338.976	0	0	0	0	338.976
403	12	00	00	Conservación y reparaciones menores de obras	642.770	0	0	0	0	642.770
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	642.770	0	0	0	0	642.770
403	16	00	00	Servicios de diversión, esparcimiento y culturales	61.585	0	0	0	0	61.585

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129106 080167000 CONTRIBUCIÓN AL SUBSISTEMA DE EDUCACIÓN BÁSICA

OBJETIVO DEL PROYECTO: CONTRIBUIR CON LA FORMACIÓN DEL NUEVO CIUDADANO Y CIUDADANA, CON SENTIDO PATRIÓTICO, DE IDENTIDAD NACIONAL Y DEFENSORES DE LA SOBERANÍA Y SEGURIDAD DE LA NACIÓN.

UNIDAD DE MEDIDA: HORA **META:** 707.430

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080167005 PROMOCIÓN DEL SUBSISTEMA DE EDUCACIÓN BÁSICA

UNIDAD DE MEDIDA: HORA **META:** 24.022

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	16	01	00	Servicios de diversión, esparcimiento y culturales	61.585	0	0	0	0	61.585
403	18	00	00	Impuestos indirectos	1.092.810	0	0	0	0	1.092.810
403	18	01	00	Impuesto al valor agregado	1.092.810	0	0	0	0	1.092.810
				Totales	**11.320.827**	**0**	**0**	**0**	**0**	**11.320.827**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129104 080168000 IMPLEMENTACIÓN DEL SISTEMA EDUCATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: DESARROLLAR UN SISTEMA DE FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO INTEGRADO Y UNIFICADO PARA LA PREPARACIÓN DEL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA **META:** 1.599.488

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.651.022.415**	**0**	**0**	**0**	**0**	**1.651.022.415**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.010.555.692	0	0	0	0	1.010.555.692
401	01	21	00	Sueldo o ración del personal militar no profesional	1.010.555.692	0	0	0	0	1.010.555.692
401	03	00	00	Primas	37.537.573	0	0	0	0	37.537.573
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	37.537.573	0	0	0	0	37.537.573
401	04	00	00	Complementos de sueldos y salarios	602.929.150	0	0	0	0	602.929.150
401	04	32	00	Complemento al personal militar por gastos de alimentación	494.525.150	0	0	0	0	494.525.150
401	04	33	00	Complemento al personal militar por gastos de transporte	103.791.500	0	0	0	0	103.791.500
401	04	99	00	Otros complementos al personal militar	4.612.500	0	0	0	0	4.612.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**157.496.724**	**0**	**0**	**0**	**0**	**157.496.724**
402	01	00	00	Productos alimenticios y agropecuarios	16.838.992	0	0	0	0	16.838.992
402	01	01	00	Alimentos y bebidas para personas	12.303.613	0	0	0	0	12.303.613
402	01	02	00	Alimentos para animales	3.399.502	0	0	0	0	3.399.502
402	01	03	00	Productos agrícolas y pecuarios	1.135.877	0	0	0	0	1.135.877
402	02	00	00	Productos de minas, canteras y yacimientos	93.750	0	0	0	0	93.750
402	02	05	00	Piedra, arcilla, arena y tierra	93.750	0	0	0	0	93.750
402	03	00	00	Textiles y vestuarios	2.370.000	0	0	0	0	2.370.000
402	03	02	00	Prendas de vestir	2.370.000	0	0	0	0	2.370.000
402	04	00	00	Productos de cuero y caucho	10.522.252	0	0	0	0	10.522.252
402	04	03	00	Cauchos y tripas para vehículos	10.522.252	0	0	0	0	10.522.252
402	05	00	00	Productos de papel, cartón e impresos	35.129.209	0	0	0	0	35.129.209
402	05	01	00	Pulpa de madera, papel y cartón	4.749.487	0	0	0	0	4.749.487
402	05	02	00	Envases y cajas de papel y cartón	358.368	0	0	0	0	358.368
402	05	03	00	Productos de papel y cartón para oficina	20.666.665	0	0	0	0	20.666.665
402	05	04	00	Libros, revistas y periódicos	1.184.766	0	0	0	0	1.184.766
402	05	05	00	Material de enseñanza	1.626.843	0	0	0	0	1.626.843
402	05	06	00	Productos de papel y cartón para computación	623.239	0	0	0	0	623.239
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.831.725	0	0	0	0	5.831.725
402	05	99	00	Otros productos de pulpa, papel y cartón	88.116	0	0	0	0	88.116
402	06	00	00	Productos químicos y derivados	18.596.298	0	0	0	0	18.596.298

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129104 080168000 IMPLEMENTACIÓN DEL SISTEMA EDUCATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: DESARROLLAR UN SISTEMA DE FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO INTEGRADO Y UNIFICADO PARA LA PREPARACIÓN DEL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA

META: 1.599.488

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	01	00	Sustancias químicas y de uso industrial	768.531	0	0	0	0	768.531
402	06	02	00	Abonos, plaguicidas y otros	24.273	0	0	0	0	24.273
402	06	03	00	Tintas, pinturas y colorantes	10.330.001	0	0	0	0	10.330.001
402	06	04	00	Productos farmacéuticos y medicamentos	797.653	0	0	0	0	797.653
402	06	05	00	Productos de tocador	406.495	0	0	0	0	406.495
402	06	06	00	Combustibles y lubricantes	3.759.958	0	0	0	0	3.759.958
402	06	07	00	Productos diversos derivados del petróleo y del carbón	10.000	0	0	0	0	10.000
402	06	08	00	Productos plásticos	2.499.387	0	0	0	0	2.499.387
402	07	00	00	Productos minerales no metálicos	453.425	0	0	0	0	453.425
402	07	02	00	Vidrios y productos de vidrio	100.000	0	0	0	0	100.000
402	07	03	00	Productos de arcilla para construcción	50.000	0	0	0	0	50.000
402	07	04	00	Cemento, cal y yeso	303.425	0	0	0	0	303.425
402	08	00	00	Productos metálicos	16.544.690	0	0	0	0	16.544.690
402	08	01	00	Productos primarios de hierro y acero	50.000	0	0	0	0	50.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.425.590	0	0	0	0	5.425.590
402	08	04	00	Productos metálicos estructurales	400.000	0	0	0	0	400.000
402	08	08	00	Material de educación	6.282.425	0	0	0	0	6.282.425
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.595.531	0	0	0	0	3.595.531
402	08	10	00	Repuestos y accesorios para otros equipos	791.144	0	0	0	0	791.144
402	10	00	00	Productos varios y útiles diversos	56.948.108	0	0	0	0	56.948.108
402	10	01	00	Artículos de deporte, recreación y juguetes	6.947.929	0	0	0	0	6.947.929
402	10	02	00	Materiales y útiles de limpieza y aseo	13.911.091	0	0	0	0	13.911.091
402	10	03	00	Utensilios de cocina y comedor	1.092.434	0	0	0	0	1.092.434
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	20.000	0	0	0	0	20.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.714.435	0	0	0	0	6.714.435
402	10	06	00	Condecoraciones, ofrendas y similares	7.021.521	0	0	0	0	7.021.521
402	10	07	00	Productos de seguridad en el trabajo	1.214.605	0	0	0	0	1.214.605
402	10	08	00	Materiales para equipos de computación	8.279.604	0	0	0	0	8.279.604
402	10	11	00	Materiales eléctricos	6.071.350	0	0	0	0	6.071.350
402	10	12	00	Materiales para instalaciones sanitarias	5.675.139	0	0	0	0	5.675.139

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129104 080168000 IMPLEMENTACIÓN DEL SISTEMA EDUCATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: DESARROLLAR UN SISTEMA DE FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO INTEGRADO Y UNIFICADO PARA LA PREPARACIÓN DEL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA **META:** 1.599.488

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**161.823.168**	**0**	**0**	**0**	**0**	**161.823.168**
403	01	00	00	Alquileres de inmuebles	56.250	0	0	0	0	56.250
403	01	02	00	Alquileres de instalaciones culturales y recreativas	56.250	0	0	0	0	56.250
403	04	00	00	Servicios básicos	25.458	0	0	0	0	25.458
403	04	02	00	Gas	25.458	0	0	0	0	25.458
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.331.700	0	0	0	0	3.331.700
403	07	02	00	Imprenta y reproducción	1.831.700	0	0	0	0	1.831.700
403	07	03	00	Relaciones sociales	1.500.000	0	0	0	0	1.500.000
403	09	00	00	Viáticos y pasajes	41.188.949	0	0	0	0	41.188.949
403	09	01	00	Viáticos y pasajes dentro del país	30.707.374	0	0	0	0	30.707.374
403	09	02	00	Viáticos y pasajes fuera del país	10.481.575	0	0	0	0	10.481.575
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	33.845.341	0	0	0	0	33.845.341
403	10	07	00	Servicios de capacitación y adiestramiento	33.570.061	0	0	0	0	33.570.061
403	10	11	00	Servicios para la elaboración y suministro de comida	275.280	0	0	0	0	275.280
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	40.336.851	0	0	0	0	40.336.851
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	2.264.262	0	0	0	0	2.264.262
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	11.683.408	0	0	0	0	11.683.408
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	546.300	0	0	0	0	546.300
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	64.921	0	0	0	0	64.921
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	2.374.501	0	0	0	0	2.374.501
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	17.760.993	0	0	0	0	17.760.993
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	5.642.466	0	0	0	0	5.642.466
403	12	00	00	Conservación y reparaciones menores de obras	11.725.098	0	0	0	0	11.725.098
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	11.725.098	0	0	0	0	11.725.098
403	18	00	00	Impuestos indirectos	31.313.521	0	0	0	0	31.313.521
403	18	01	00	Impuesto al valor agregado	31.313.521	0	0	0	0	31.313.521
404	**00**	**00**	**00**	**Activos reales**	**15.685.603**	**0**	**0**	**0**	**0**	**15.685.603**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	8.223.869	0	0	0	0	8.223.869
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio	8.223.869	0	0	0	0	8.223.869

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129104 080168000 IMPLEMENTACIÓN DEL SISTEMA EDUCATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: DESARROLLAR UN SISTEMA DE FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO INTEGRADO Y UNIFICADO PARA LA PREPARACIÓN DEL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA

META: 1.599.488

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				privado						
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.461.734	0	0	0	0	7.461.734
404	09	02	00	Equipos de computación	7.461.734	0	0	0	0	7.461.734
				Totales	**1.986.027.910**	**0**	**0**	**0**	**0**	**1.986.027.910**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129104 080168000 IMPLEMENTACIÓN DEL SISTEMA EDUCATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: DESARROLLAR UN SISTEMA DE FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO INTEGRADO Y UNIFICADO PARA LA PREPARACIÓN DEL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA

META: 1.599.488

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129104 080168000 IMPLEMENTACIÓN DEL SISTEMA EDUCATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: DESARROLLAR UN SISTEMA DE FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO INTEGRADO Y UNIFICADO PARA LA PREPARACIÓN DEL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA **META:** 1.599.488

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080168001 FORMAR, ADIESTRAR Y CAPACITAR AL TALENTO HUMANO DEL COMPONENTE EJÉRCITO

UNIDAD DE MEDIDA: HORA **META:** 122.772

RESPONSABLE/EJECUTOR: DIRECCIÓN DE EDUCACIÓN DEL EJÉRCITO NACIONAL BOLIVARIANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**39.486.400**	**0**	**0**	**0**	**0**	**39.486.400**
402	01	00	00	Productos alimenticios y agropecuarios	7.011.030	0	0	0	0	7.011.030
402	01	01	00	Alimentos y bebidas para personas	2.718.156	0	0	0	0	2.718.156
402	01	02	00	Alimentos para animales	3.156.997	0	0	0	0	3.156.997
402	01	03	00	Productos agrícolas y pecuarios	1.135.877	0	0	0	0	1.135.877
402	04	00	00	Productos de cuero y caucho	4.817.509	0	0	0	0	4.817.509
402	04	03	00	Cauchos y tripas para vehículos	4.817.509	0	0	0	0	4.817.509
402	05	00	00	Productos de papel, cartón e impresos	6.826.273	0	0	0	0	6.826.273
402	05	01	00	Pulpa de madera, papel y cartón	354.403	0	0	0	0	354.403
402	05	02	00	Envases y cajas de papel y cartón	45.788	0	0	0	0	45.788
402	05	03	00	Productos de papel y cartón para oficina	5.032.337	0	0	0	0	5.032.337
402	05	04	00	Libros, revistas y periódicos	74.886	0	0	0	0	74.886
402	05	05	00	Material de enseñanza	681.843	0	0	0	0	681.843
402	05	06	00	Productos de papel y cartón para computación	213.623	0	0	0	0	213.623
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	385.277	0	0	0	0	385.277
402	05	99	00	Otros productos de pulpa, papel y cartón	38.116	0	0	0	0	38.116
402	06	00	00	Productos químicos y derivados	4.968.822	0	0	0	0	4.968.822
402	06	01	00	Sustancias químicas y de uso industrial	228.531	0	0	0	0	228.531
402	06	02	00	Abonos, plaguicidas y otros	14.273	0	0	0	0	14.273
402	06	03	00	Tintas, pinturas y colorantes	2.634.813	0	0	0	0	2.634.813
402	06	04	00	Productos farmacéuticos y medicamentos	559.253	0	0	0	0	559.253
402	06	05	00	Productos de tocador	20.927	0	0	0	0	20.927
402	06	06	00	Combustibles y lubricantes	1.444.238	0	0	0	0	1.444.238
402	06	08	00	Productos plásticos	66.787	0	0	0	0	66.787
402	07	00	00	Productos minerales no metálicos	121.300	0	0	0	0	121.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129104 080168000 IMPLEMENTACIÓN DEL SISTEMA EDUCATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: DESARROLLAR UN SISTEMA DE FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO INTEGRADO Y UNIFICADO PARA LA PREPARACIÓN DEL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA **META:** 1.599.488

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080168001 FORMAR, ADIESTRAR Y CAPACITAR AL TALENTO HUMANO DEL COMPONENTE EJÉRCITO

UNIDAD DE MEDIDA: HORA **META:** 122.772

RESPONSABLE/EJECUTOR: DIRECCIÓN DE EDUCACIÓN DEL EJÉRCITO NACIONAL BOLIVARIANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	04	00	Cemento, cal y yeso	121.300	0	0	0	0	121.300
402	08	00	00	Productos metálicos	4.685.729	0	0	0	0	4.685.729
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.109.242	0	0	0	0	2.109.242
402	08	08	00	Material de educación	1.451.734	0	0	0	0	1.451.734
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.039.609	0	0	0	0	1.039.609
402	08	10	00	Repuestos y accesorios para otros equipos	85.144	0	0	0	0	85.144
402	10	00	00	Productos varios y útiles diversos	11.055.737	0	0	0	0	11.055.737
402	10	01	00	Artículos de deporte, recreación y juguetes	267.568	0	0	0	0	267.568
402	10	02	00	Materiales y útiles de limpieza y aseo	2.869.103	0	0	0	0	2.869.103
402	10	03	00	Utensilios de cocina y comedor	334.434	0	0	0	0	334.434
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.644.428	0	0	0	0	1.644.428
402	10	06	00	Condecoraciones, ofrendas y similares	171.021	0	0	0	0	171.021
402	10	07	00	Productos de seguridad en el trabajo	120.605	0	0	0	0	120.605
402	10	08	00	Materiales para equipos de computación	1.405.408	0	0	0	0	1.405.408
402	10	11	00	Materiales eléctricos	2.133.731	0	0	0	0	2.133.731
402	10	12	00	Materiales para instalaciones sanitarias	2.109.439	0	0	0	0	2.109.439
403	**00**	**00**	**00**	**Servicios no personales**	**21.096.649**	**0**	**0**	**0**	**0**	**21.096.649**
403	04	00	00	Servicios básicos	15.458	0	0	0	0	15.458
403	04	02	00	Gas	15.458	0	0	0	0	15.458
403	09	00	00	Viáticos y pasajes	8.282.661	0	0	0	0	8.282.661
403	09	01	00	Viáticos y pasajes dentro del país	8.282.661	0	0	0	0	8.282.661
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	8.026.825	0	0	0	0	8.026.825
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	109.262	0	0	0	0	109.262
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.680.021	0	0	0	0	3.680.021
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	64.921	0	0	0	0	64.921

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129104 080168000 IMPLEMENTACIÓN DEL SISTEMA EDUCATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: DESARROLLAR UN SISTEMA DE FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO INTEGRADO Y UNIFICADO PARA LA PREPARACIÓN DEL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA **META:** 1.599.488

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080168001 FORMAR, ADIESTRAR Y CAPACITAR AL TALENTO HUMANO DEL COMPONENTE EJÉRCITO

UNIDAD DE MEDIDA: HORA **META:** 122.772

RESPONSABLE/EJECUTOR: DIRECCIÓN DE EDUCACIÓN DEL EJÉRCITO NACIONAL BOLIVARIANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	250.066	0	0	0	0	250.066
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.534.089	0	0	0	0	3.534.089
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	388.466	0	0	0	0	388.466
403	18	00	00	Impuestos indirectos	4.771.705	0	0	0	0	4.771.705
403	18	01	00	Impuesto al valor agregado	4.771.705	0	0	0	0	4.771.705
				Totales	**60.583.049**	**0**	**0**	**0**	**0**	**60.583.049**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129104 080168000 IMPLEMENTACIÓN DEL SISTEMA EDUCATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: DESARROLLAR UN SISTEMA DE FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO INTEGRADO Y UNIFICADO PARA LA PREPARACIÓN DEL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA **META:** 1.599.488

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080168002 FORMAR, ADIESTRAR Y CAPACITAR AL TALENTO HUMANO DEL COMPONENTE ARMADA

UNIDAD DE MEDIDA: HORA **META:** 73.216

RESPONSABLE/EJECUTOR: COMANDO NAVAL DE EDUCACIÓN DE LA ARMADA BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**29.000.000**	**0**	**0**	**0**	**0**	**29.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	2.200.000	0	0	0	0	2.200.000
402	01	01	00	Alimentos y bebidas para personas	2.200.000	0	0	0	0	2.200.000
402	03	00	00	Textiles y vestuarios	250.000	0	0	0	0	250.000
402	03	02	00	Prendas de vestir	250.000	0	0	0	0	250.000
402	04	00	00	Productos de cuero y caucho	1.500.000	0	0	0	0	1.500.000
402	04	03	00	Cauchos y tripas para vehículos	1.500.000	0	0	0	0	1.500.000
402	05	00	00	Productos de papel, cartón e impresos	5.700.000	0	0	0	0	5.700.000
402	05	01	00	Pulpa de madera, papel y cartón	1.950.000	0	0	0	0	1.950.000
402	05	03	00	Productos de papel y cartón para oficina	2.600.000	0	0	0	0	2.600.000
402	05	05	00	Material de enseñanza	450.000	0	0	0	0	450.000
402	05	06	00	Productos de papel y cartón para computación	350.000	0	0	0	0	350.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	300.000	0	0	0	0	300.000
402	05	99	00	Otros productos de pulpa, papel y cartón	50.000	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	5.425.000	0	0	0	0	5.425.000
402	06	01	00	Sustancias químicas y de uso industrial	500.000	0	0	0	0	500.000
402	06	03	00	Tintas, pinturas y colorantes	3.050.000	0	0	0	0	3.050.000
402	06	06	00	Combustibles y lubricantes	250.000	0	0	0	0	250.000
402	06	08	00	Productos plásticos	1.625.000	0	0	0	0	1.625.000
402	07	00	00	Productos minerales no metálicos	250.000	0	0	0	0	250.000
402	07	02	00	Vidrios y productos de vidrio	100.000	0	0	0	0	100.000
402	07	03	00	Productos de arcilla para construcción	50.000	0	0	0	0	50.000
402	07	04	00	Cemento, cal y yeso	100.000	0	0	0	0	100.000
402	08	00	00	Productos metálicos	3.550.000	0	0	0	0	3.550.000
402	08	01	00	Productos primarios de hierro y acero	50.000	0	0	0	0	50.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129104 080168000 IMPLEMENTACIÓN DEL SISTEMA EDUCATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: DESARROLLAR UN SISTEMA DE FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO INTEGRADO Y UNIFICADO PARA LA PREPARACIÓN DEL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA **META:** 1.599.488

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080168002 FORMAR, ADIESTRAR Y CAPACITAR AL TALENTO HUMANO DEL COMPONENTE ARMADA

UNIDAD DE MEDIDA: HORA **META:** 73.216

RESPONSABLE/EJECUTOR: COMANDO NAVAL DE EDUCACIÓN DE LA ARMADA BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.100.000	0	0	0	0	2.100.000
402	08	04	00	Productos metálicos estructurales	400.000	0	0	0	0	400.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	700.000	0	0	0	0	700.000
402	08	10	00	Repuestos y accesorios para otros equipos	300.000	0	0	0	0	300.000
402	10	00	00	Productos varios y útiles diversos	10.125.000	0	0	0	0	10.125.000
402	10	01	00	Artículos de deporte, recreación y juguetes	550.000	0	0	0	0	550.000
402	10	02	00	Materiales y útiles de limpieza y aseo	3.200.000	0	0	0	0	3.200.000
402	10	03	00	Utensilios de cocina y comedor	350.000	0	0	0	0	350.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.000.000	0	0	0	0	1.000.000
402	10	06	00	Condecoraciones, ofrendas y similares	150.000	0	0	0	0	150.000
402	10	07	00	Productos de seguridad en el trabajo	750.000	0	0	0	0	750.000
402	10	08	00	Materiales para equipos de computación	1.225.000	0	0	0	0	1.225.000
402	10	11	00	Materiales eléctricos	1.525.000	0	0	0	0	1.525.000
402	10	12	00	Materiales para instalaciones sanitarias	1.375.000	0	0	0	0	1.375.000
403	**00**	**00**	**00**	**Servicios no personales**	**45.303.438**	**0**	**0**	**0**	**0**	**45.303.438**
403	09	00	00	Viáticos y pasajes	12.468.238	0	0	0	0	12.468.238
403	09	01	00	Viáticos y pasajes dentro del país	8.278.126	0	0	0	0	8.278.126
403	09	02	00	Viáticos y pasajes fuera del país	4.190.112	0	0	0	0	4.190.112
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	5.660.000	0	0	0	0	5.660.000
403	10	07	00	Servicios de capacitación y adiestramiento	5.660.000	0	0	0	0	5.660.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	12.600.000	0	0	0	0	12.600.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.700.000	0	0	0	0	1.700.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.100.000	0	0	0	0	2.100.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.850.000	0	0	0	0	3.850.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	4.950.000	0	0	0	0	4.950.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129104 080168000 IMPLEMENTACIÓN DEL SISTEMA EDUCATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: DESARROLLAR UN SISTEMA DE FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO INTEGRADO Y UNIFICADO PARA LA PREPARACIÓN DEL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA **META:** 1.599.488

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080168002 FORMAR, ADIESTRAR Y CAPACITAR AL TALENTO HUMANO DEL COMPONENTE ARMADA

UNIDAD DE MEDIDA: HORA **META:** 73.216

RESPONSABLE/EJECUTOR: COMANDO NAVAL DE EDUCACIÓN DE LA ARMADA BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	7.950.000	0	0	0	0	7.950.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	7.950.000	0	0	0	0	7.950.000
403	18	00	00	Impuestos indirectos	6.625.200	0	0	0	0	6.625.200
403	18	01	00	Impuesto al valor agregado	6.625.200	0	0	0	0	6.625.200
				Totales	**74.303.438**	**0**	**0**	**0**	**0**	**74.303.438**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129104 080168000 IMPLEMENTACIÓN DEL SISTEMA EDUCATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: DESARROLLAR UN SISTEMA DE FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO INTEGRADO Y UNIFICADO PARA LA PREPARACIÓN DEL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA **META:** 1.599.488

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080168003 FORMAR, ADIESTRAR Y CAPACITAR AL TALENTO HUMANO DEL COMPONENTE AVIACIÓN

UNIDAD DE MEDIDA: HORA **META:** 47.592

RESPONSABLE/EJECUTOR: COMANDO DE PERSONAL DE LA AVIACIÓN MILITAR NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**19.476.200**	0	0	0	0	**19.476.200**
402	01	00	00	Productos alimenticios y agropecuarios	520.000	0	0	0	0	520.000
402	01	01	00	Alimentos y bebidas para personas	520.000	0	0	0	0	520.000
402	03	00	00	Textiles y vestuarios	1.370.000	0	0	0	0	1.370.000
402	03	02	00	Prendas de vestir	1.370.000	0	0	0	0	1.370.000
402	04	00	00	Productos de cuero y caucho	1.687.600	0	0	0	0	1.687.600
402	04	03	00	Cauchos y tripas para vehículos	1.687.600	0	0	0	0	1.687.600
402	05	00	00	Productos de papel, cartón e impresos	3.861.100	0	0	0	0	3.861.100
402	05	01	00	Pulpa de madera, papel y cartón	638.000	0	0	0	0	638.000
402	05	02	00	Envases y cajas de papel y cartón	90.000	0	0	0	0	90.000
402	05	03	00	Productos de papel y cartón para oficina	1.939.100	0	0	0	0	1.939.100
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.194.000	0	0	0	0	1.194.000
402	06	00	00	Productos químicos y derivados	1.186.000	0	0	0	0	1.186.000
402	06	01	00	Sustancias químicas y de uso industrial	40.000	0	0	0	0	40.000
402	06	02	00	Abonos, plaguicidas y otros	10.000	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	810.000	0	0	0	0	810.000
402	06	04	00	Productos farmacéuticos y medicamentos	20.000	0	0	0	0	20.000
402	06	06	00	Combustibles y lubricantes	90.000	0	0	0	0	90.000
402	06	07	00	Productos diversos derivados del petróleo y del carbón	10.000	0	0	0	0	10.000
402	06	08	00	Productos plásticos	206.000	0	0	0	0	206.000
402	08	00	00	Productos metálicos	1.502.500	0	0	0	0	1.502.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	255.000	0	0	0	0	255.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.057.500	0	0	0	0	1.057.500
402	08	10	00	Repuestos y accesorios para otros equipos	190.000	0	0	0	0	190.000
402	10	00	00	Productos varios y útiles diversos	9.349.000	0	0	0	0	9.349.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129104 080168000 IMPLEMENTACIÓN DEL SISTEMA EDUCATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: DESARROLLAR UN SISTEMA DE FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO INTEGRADO Y UNIFICADO PARA LA PREPARACIÓN DEL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA **META:** 1.599.488

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080168003 FORMAR, ADIESTRAR Y CAPACITAR AL TALENTO HUMANO DEL COMPONENTE AVIACIÓN

UNIDAD DE MEDIDA: HORA **META:** 47.592

RESPONSABLE/EJECUTOR: COMANDO DE PERSONAL DE LA AVIACIÓN MILITAR NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	01	00	Artículos de deporte, recreación y juguetes	114.000	0	0	0	0	114.000
402	10	02	00	Materiales y útiles de limpieza y aseo	302.000	0	0	0	0	302.000
402	10	03	00	Utensilios de cocina y comedor	120.000	0	0	0	0	120.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	20.000	0	0	0	0	20.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	550.000	0	0	0	0	550.000
402	10	06	00	Condecoraciones, ofrendas y similares	6.303.000	0	0	0	0	6.303.000
402	10	07	00	Productos de seguridad en el trabajo	120.000	0	0	0	0	120.000
402	10	08	00	Materiales para equipos de computación	1.340.000	0	0	0	0	1.340.000
402	10	11	00	Materiales eléctricos	355.000	0	0	0	0	355.000
402	10	12	00	Materiales para instalaciones sanitarias	125.000	0	0	0	0	125.000
403	**00**	**00**	**00**	**Servicios no personales**	**38.644.354**	**0**	**0**	**0**	**0**	**38.644.354**
403	04	00	00	Servicios básicos	10.000	0	0	0	0	10.000
403	04	02	00	Gas	10.000	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	1.324.556	0	0	0	0	1.324.556
403	09	01	00	Viáticos y pasajes dentro del país	1.324.556	0	0	0	0	1.324.556
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	26.050.727	0	0	0	0	26.050.727
403	10	07	00	Servicios de capacitación y adiestramiento	26.050.727	0	0	0	0	26.050.727
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.569.000	0	0	0	0	3.569.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	455.000	0	0	0	0	455.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.950.000	0	0	0	0	1.950.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	860.000	0	0	0	0	860.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	304.000	0	0	0	0	304.000
403	12	00	00	Conservación y reparaciones menores de obras	1.605.000	0	0	0	0	1.605.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.605.000	0	0	0	0	1.605.000
403	18	00	00	Impuestos indirectos	6.085.071	0	0	0	0	6.085.071

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129104 080168000 IMPLEMENTACIÓN DEL SISTEMA EDUCATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: DESARROLLAR UN SISTEMA DE FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO INTEGRADO Y UNIFICADO PARA LA PREPARACIÓN DEL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA **META:** 1.599.488

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 080168003 FORMAR, ADIESTRAR Y CAPACITAR AL TALENTO HUMANO DEL COMPONENTE AVIACIÓN

UNIDAD DE MEDIDA: HORA **META:** 47.592

RESPONSABLE/EJECUTOR: COMANDO DE PERSONAL DE LA AVIACIÓN MILITAR NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	6.085.071	0	0	0	0	6.085.071
				Totales	**58.120.554**	**0**	**0**	**0**	**0**	**58.120.554**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129104 080168000 IMPLEMENTACIÓN DEL SISTEMA EDUCATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: DESARROLLAR UN SISTEMA DE FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO INTEGRADO Y UNIFICADO PARA LA PREPARACIÓN DEL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA **META:** 1.599.488

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080168004 FORMAR, ADIESTRAR Y CAPACITAR AL TALENTO HUMANO DEL COMPONENTE GUARDIA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: HORA **META:** 1.122.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN DE LA GUARDIA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**24.191.405**	**0**	**0**	**0**	**0**	**24.191.405**
402	01	00	00	Productos alimenticios y agropecuarios	3.777.956	0	0	0	0	3.777.956
402	01	01	00	Alimentos y bebidas para personas	3.535.451	0	0	0	0	3.535.451
402	01	02	00	Alimentos para animales	242.505	0	0	0	0	242.505
402	04	00	00	Productos de cuero y caucho	1.924.643	0	0	0	0	1.924.643
402	04	03	00	Cauchos y tripas para vehículos	1.924.643	0	0	0	0	1.924.643
402	05	00	00	Productos de papel, cartón e impresos	4.992.619	0	0	0	0	4.992.619
402	05	03	00	Productos de papel y cartón para oficina	2.592.478	0	0	0	0	2.592.478
402	05	04	00	Libros, revistas y periódicos	1.091.880	0	0	0	0	1.091.880
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.308.261	0	0	0	0	1.308.261
402	06	00	00	Productos químicos y derivados	3.517.128	0	0	0	0	3.517.128
402	06	03	00	Tintas, pinturas y colorantes	2.361.438	0	0	0	0	2.361.438
402	06	06	00	Combustibles y lubricantes	1.155.690	0	0	0	0	1.155.690
402	08	00	00	Productos metálicos	1.746.691	0	0	0	0	1.746.691
402	08	08	00	Material de educación	1.746.691	0	0	0	0	1.746.691
402	10	00	00	Productos varios y útiles diversos	8.232.368	0	0	0	0	8.232.368
402	10	01	00	Artículos de deporte, recreación y juguetes	1.588.111	0	0	0	0	1.588.111
402	10	02	00	Materiales y útiles de limpieza y aseo	1.384.470	0	0	0	0	1.384.470
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.200.623	0	0	0	0	1.200.623
402	10	08	00	Materiales para equipos de computación	1.688.336	0	0	0	0	1.688.336
402	10	11	00	Materiales eléctricos	1.185.128	0	0	0	0	1.185.128
402	10	12	00	Materiales para instalaciones sanitarias	1.185.700	0	0	0	0	1.185.700
403	**00**	**00**	**00**	**Servicios no personales**	**24.361.100**	**0**	**0**	**0**	**0**	**24.361.100**
403	09	00	00	Viáticos y pasajes	12.745.144	0	0	0	0	12.745.144
403	09	01	00	Viáticos y pasajes dentro del país	6.453.681	0	0	0	0	6.453.681

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129104 080168000 IMPLEMENTACIÓN DEL SISTEMA EDUCATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: DESARROLLAR UN SISTEMA DE FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO INTEGRADO Y UNIFICADO PARA LA PREPARACIÓN DEL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA **META:** 1.599.488

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080168004 FORMAR, ADIESTRAR Y CAPACITAR AL TALENTO HUMANO DEL COMPONENTE GUARDIA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: HORA **META:** 1.122.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN DE LA GUARDIA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	6.291.463	0	0	0	0	6.291.463
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.798.741	0	0	0	0	6.798.741
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.755.449	0	0	0	0	2.755.449
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	1.768.435	0	0	0	0	1.768.435
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.274.857	0	0	0	0	2.274.857
403	18	00	00	Impuestos indirectos	4.817.215	0	0	0	0	4.817.215
403	18	01	00	Impuesto al valor agregado	4.817.215	0	0	0	0	4.817.215
				Totales	**48.552.505**	**0**	**0**	**0**	**0**	**48.552.505**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129104 080168000 IMPLEMENTACIÓN DEL SISTEMA EDUCATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: DESARROLLAR UN SISTEMA DE FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO INTEGRADO Y UNIFICADO PARA LA PREPARACIÓN DEL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA **META:** 1.599.488

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080168005 COMPLEMENTO DE FORMACIÓN Y CAPACITACIÓN AL PERSONAL MILITAR ACORDE A LAS EXIGENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

UNIDAD DE MEDIDA: HORA **META:** 227.868

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	30.670.919	0	0	0	0	30.670.919
402	01	00	00	Productos alimenticios y agropecuarios	1.830.006	0	0	0	0	1.830.006
402	01	01	00	Alimentos y bebidas para personas	1.830.006	0	0	0	0	1.830.006
402	02	00	00	Productos de minas, canteras y yacimientos	93.750	0	0	0	0	93.750
402	02	05	00	Piedra, arcilla, arena y tierra	93.750	0	0	0	0	93.750
402	04	00	00	Productos de cuero y caucho	142.500	0	0	0	0	142.500
402	04	03	00	Cauchos y tripas para vehículos	142.500	0	0	0	0	142.500
402	05	00	00	Productos de papel, cartón e impresos	10.003.845	0	0	0	0	10.003.845
402	05	01	00	Pulpa de madera, papel y cartón	1.130.124	0	0	0	0	1.130.124
402	05	02	00	Envases y cajas de papel y cartón	222.580	0	0	0	0	222.580
402	05	03	00	Productos de papel y cartón para oficina	6.957.750	0	0	0	0	6.957.750
402	05	04	00	Libros, revistas y periódicos	18.000	0	0	0	0	18.000
402	05	05	00	Material de enseñanza	171.000	0	0	0	0	171.000
402	05	06	00	Productos de papel y cartón para computación	59.616	0	0	0	0	59.616
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.444.775	0	0	0	0	1.444.775
402	06	00	00	Productos químicos y derivados	2.022.160	0	0	0	0	2.022.160
402	06	03	00	Tintas, pinturas y colorantes	1.093.750	0	0	0	0	1.093.750
402	06	05	00	Productos de tocador	223.000	0	0	0	0	223.000
402	06	06	00	Combustibles y lubricantes	521.410	0	0	0	0	521.410
402	06	08	00	Productos plásticos	184.000	0	0	0	0	184.000
402	07	00	00	Productos minerales no metálicos	82.125	0	0	0	0	82.125
402	07	04	00	Cemento, cal y yeso	82.125	0	0	0	0	82.125
402	08	00	00	Productos metálicos	4.045.530	0	0	0	0	4.045.530
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	859.108	0	0	0	0	859.108
402	08	08	00	Material de educación	2.784.000	0	0	0	0	2.784.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129104 080168000 IMPLEMENTACIÓN DEL SISTEMA EDUCATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: DESARROLLAR UN SISTEMA DE FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO INTEGRADO Y UNIFICADO PARA LA PREPARACIÓN DEL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA **META:** 1.599.488

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080168005 COMPLEMENTO DE FORMACIÓN Y CAPACITACIÓN AL PERSONAL MILITAR ACORDE A LAS EXIGENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

UNIDAD DE MEDIDA: HORA **META:** 227.868

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	402.422	0	0	0	0	402.422
402	10	00	00	Productos varios y útiles diversos	12.451.003	0	0	0	0	12.451.003
402	10	01	00	Artículos de deporte, recreación y juguetes	4.428.250	0	0	0	0	4.428.250
402	10	02	00	Materiales y útiles de limpieza y aseo	5.030.518	0	0	0	0	5.030.518
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	609.384	0	0	0	0	609.384
402	10	06	00	Condecoraciones, ofrendas y similares	147.500	0	0	0	0	147.500
402	10	07	00	Productos de seguridad en el trabajo	224.000	0	0	0	0	224.000
402	10	08	00	Materiales para equipos de computación	970.860	0	0	0	0	970.860
402	10	11	00	Materiales eléctricos	448.491	0	0	0	0	448.491
402	10	12	00	Materiales para instalaciones sanitarias	592.000	0	0	0	0	592.000
403	**00**	**00**	**00**	**Servicios no personales**	**13.892.266**	**0**	**0**	**0**	**0**	**13.892.266**
403	01	00	00	Alquileres de inmuebles	56.250	0	0	0	0	56.250
403	01	02	00	Alquileres de instalaciones culturales y recreativas	56.250	0	0	0	0	56.250
403	07	00	00	Servicios de información, impresión y relaciones públicas	331.700	0	0	0	0	331.700
403	07	02	00	Imprenta y reproducción	331.700	0	0	0	0	331.700
403	09	00	00	Viáticos y pasajes	2.805.850	0	0	0	0	2.805.850
403	09	01	00	Viáticos y pasajes dentro del país	2.805.850	0	0	0	0	2.805.850
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	220.000	0	0	0	0	220.000
403	10	07	00	Servicios de capacitación y adiestramiento	220.000	0	0	0	0	220.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.075.638	0	0	0	0	6.075.638
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	903.938	0	0	0	0	903.938
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	11.300	0	0	0	0	11.300
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.160.400	0	0	0	0	5.160.400
403	18	00	00	Impuestos indirectos	4.402.828	0	0	0	0	4.402.828
403	18	01	00	Impuesto al valor agregado	4.402.828	0	0	0	0	4.402.828

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129104 080168000 IMPLEMENTACIÓN DEL SISTEMA EDUCATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: DESARROLLAR UN SISTEMA DE FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO INTEGRADO Y UNIFICADO PARA LA PREPARACIÓN DEL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA **META:** 1.599.488

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080168005 COMPLEMENTO DE FORMACIÓN Y CAPACITACIÓN AL PERSONAL MILITAR ACORDE A LAS EXIGENCIAS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

UNIDAD DE MEDIDA: HORA **META:** 227.868

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	**44.563.185**	0	0	0	0	**44.563.185**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 129104 080168000 IMPLEMENTACIÓN DEL SISTEMA EDUCATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: DESARROLLAR UN SISTEMA DE FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO INTEGRADO Y UNIFICADO PARA LA PREPARACIÓN DEL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA **META:** 1.599.488

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080168006 DESARROLLAR ACTIVIDADES PARA EL PAGO DE CADETES Y ALUMNOS

UNIDAD DE MEDIDA: PAGO **META:** 14

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.651.022.415**	**0**	**0**	**0**	**0**	**1.651.022.415**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.010.555.692	0	0	0	0	1.010.555.692
401	01	21	00	Sueldo o ración del personal militar no profesional	1.010.555.692	0	0	0	0	1.010.555.692
401	03	00	00	Primas	37.537.573	0	0	0	0	37.537.573
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	37.537.573	0	0	0	0	37.537.573
401	04	00	00	Complementos de sueldos y salarios	602.929.150	0	0	0	0	602.929.150
401	04	32	00	Complemento al personal militar por gastos de alimentación	494.525.150	0	0	0	0	494.525.150
401	04	33	00	Complemento al personal militar por gastos de transporte	103.791.500	0	0	0	0	103.791.500
401	04	99	00	Otros complementos al personal militar	4.612.500	0	0	0	0	4.612.500
				Totales	**1.651.022.415**	**0**	**0**	**0**	**0**	**1.651.022.415**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129104 080168000 IMPLEMENTACIÓN DEL SISTEMA EDUCATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: DESARROLLAR UN SISTEMA DE FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO INTEGRADO Y UNIFICADO PARA LA PREPARACIÓN DEL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA **META:** 1.599.488

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080168007 EJERCER LA RECTORÍA DEL SISTEMA EDUCATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 96

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**14.671.800**	0	0	0	0	**14.671.800**
402	01	00	00	Productos alimenticios y agropecuarios	1.500.000	0	0	0	0	1.500.000
402	01	01	00	Alimentos y bebidas para personas	1.500.000	0	0	0	0	1.500.000
402	03	00	00	Textiles y vestuarios	750.000	0	0	0	0	750.000
402	03	02	00	Prendas de vestir	750.000	0	0	0	0	750.000
402	04	00	00	Productos de cuero y caucho	450.000	0	0	0	0	450.000
402	04	03	00	Cauchos y tripas para vehículos	450.000	0	0	0	0	450.000
402	05	00	00	Productos de papel, cartón e impresos	3.745.372	0	0	0	0	3.745.372
402	05	01	00	Pulpa de madera, papel y cartón	676.960	0	0	0	0	676.960
402	05	03	00	Productos de papel y cartón para oficina	1.545.000	0	0	0	0	1.545.000
402	05	05	00	Material de enseñanza	324.000	0	0	0	0	324.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.199.412	0	0	0	0	1.199.412
402	06	00	00	Productos químicos y derivados	1.477.188	0	0	0	0	1.477.188
402	06	03	00	Tintas, pinturas y colorantes	380.000	0	0	0	0	380.000
402	06	04	00	Productos farmacéuticos y medicamentos	218.400	0	0	0	0	218.400
402	06	05	00	Productos de tocador	162.568	0	0	0	0	162.568
402	06	06	00	Combustibles y lubricantes	298.620	0	0	0	0	298.620
402	06	08	00	Productos plásticos	417.600	0	0	0	0	417.600
402	08	00	00	Productos metálicos	1.014.240	0	0	0	0	1.014.240
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	102.240	0	0	0	0	102.240
402	08	08	00	Material de educación	300.000	0	0	0	0	300.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	396.000	0	0	0	0	396.000
402	08	10	00	Repuestos y accesorios para otros equipos	216.000	0	0	0	0	216.000
402	10	00	00	Productos varios y útiles diversos	5.735.000	0	0	0	0	5.735.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.125.000	0	0	0	0	1.125.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129104 080168000 IMPLEMENTACIÓN DEL SISTEMA EDUCATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: DESARROLLAR UN SISTEMA DE FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO INTEGRADO Y UNIFICADO PARA LA PREPARACIÓN DEL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA **META:** 1.599.488

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080168007 EJERCER LA RECTORÍA DEL SISTEMA EDUCATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 96

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	03	00	Utensilios de cocina y comedor	288.000	0	0	0	0	288.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.710.000	0	0	0	0	1.710.000
402	10	06	00	Condecoraciones, ofrendas y similares	250.000	0	0	0	0	250.000
402	10	08	00	Materiales para equipos de computación	1.650.000	0	0	0	0	1.650.000
402	10	11	00	Materiales eléctricos	424.000	0	0	0	0	424.000
402	10	12	00	Materiales para instalaciones sanitarias	288.000	0	0	0	0	288.000
403	**00**	**00**	**00**	**Servicios no personales**	**18.525.361**	**0**	**0**	**0**	**0**	**18.525.361**
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.000.000	0	0	0	0	3.000.000
403	07	02	00	Imprenta y reproducción	1.500.000	0	0	0	0	1.500.000
403	07	03	00	Relaciones sociales	1.500.000	0	0	0	0	1.500.000
403	09	00	00	Viáticos y pasajes	3.562.500	0	0	0	0	3.562.500
403	09	01	00	Viáticos y pasajes dentro del país	3.562.500	0	0	0	0	3.562.500
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.914.614	0	0	0	0	1.914.614
403	10	07	00	Servicios de capacitación y adiestramiento	1.639.334	0	0	0	0	1.639.334
403	10	11	00	Servicios para la elaboración y suministro de comida	275.280	0	0	0	0	275.280
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.266.647	0	0	0	0	3.266.647
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	294.000	0	0	0	0	294.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	535.000	0	0	0	0	535.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	356.000	0	0	0	0	356.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.081.647	0	0	0	0	2.081.647
403	12	00	00	Conservación y reparaciones menores de obras	2.170.098	0	0	0	0	2.170.098
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.170.098	0	0	0	0	2.170.098
403	18	00	00	Impuestos indirectos	4.611.502	0	0	0	0	4.611.502
403	18	01	00	Impuesto al valor agregado	4.611.502	0	0	0	0	4.611.502

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 129104 080168000 IMPLEMENTACIÓN DEL SISTEMA EDUCATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

OBJETIVO DEL PROYECTO: DESARROLLAR UN SISTEMA DE FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO INTEGRADO Y UNIFICADO PARA LA PREPARACIÓN DEL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB).

UNIDAD DE MEDIDA: HORA **META:** 1.599.488

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 080168007 EJERCER LA RECTORÍA DEL SISTEMA EDUCATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (FANB)

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 96

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**15.685.603**	**0**	**0**	**0**	**0**	**15.685.603**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	8.223.869	0	0	0	0	8.223.869
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	8.223.869	0	0	0	0	8.223.869
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.461.734	0	0	0	0	7.461.734
404	09	02	00	Equipos de computación	7.461.734	0	0	0	0	7.461.734
				Totales	**48.882.764**	**0**	**0**	**0**	**0**	**48.882.764**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS CRÉDITOS PRESUPUESTARIOS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 18.201.012.085

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**18.201.012.085**	**0**	**0**	**0**	**0**	**18.201.012.085**
407	01	00	00	Transferencias y donaciones corrientes internas	18.201.012.085	0	0	0	0	18.201.012.085
407	01	03	00	Transferencias corrientes internas al sector público	18.201.012.085	0	0	0	0	18.201.012.085
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.147.304.996	0	0	0	0	2.147.304.996
407	01	03	04	Transferencias corrientes a instituciones de protección social	49.969.718	0	0	0	0	49.969.718
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	15.868.737.371	0	0	0	0	15.868.737.371
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	135.000.000	0	0	0	0	135.000.000
				Totales	**18.201.012.085**	**0**	**0**	**0**	**0**	**18.201.012.085**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS CRÉDITOS PRESUPUESTARIOS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 18.201.012.085

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**18.201.012.085**	**0**	**0**	**0**	**0**	**18.201.012.085**
407	01	00	00	Transferencias y donaciones corrientes internas	18.201.012.085	0	0	0	0	18.201.012.085
407	01	03	00	Transferencias corrientes internas al sector público	18.201.012.085	0	0	0	0	18.201.012.085
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.147.304.996	0	0	0	0	2.147.304.996
				- A0005 Instituto Autónomo Círculo de las Fuerzas Armadas (IACFA)	40.000.000	0	0	0	0	40.000.000
				- A0065 Oficina Coordinadora de la Prestación de los Servicios Educativos del Ministerio de la Defensa (OCPSE)	3.935.035	0	0	0	0	3.935.035
				- A0100 Unidad Naval Coordinadora de los Servicios de Carenado, Reparaciones de Casco, Reparaciones y Mantenimiento de Equipos y Sistemas de los Buques (UCOCAR)	340.000.000	0	0	0	0	340.000.000
				- A0126 Fondo Autónomo de Inversiones y Previsión Socio-económica para el Personal de Empleados y Obreros de las Fuerzas Armadas Nacionales (FONDOEFA)	36.162.123	0	0	0	0	36.162.123
				- A0194 Servicio Autónomo sin Personalidad Jurídica de la Fuerza Aérea Venezolana (SAFAV)	124.706.572	0	0	0	0	124.706.572
				- A0196 Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)	225.668.592	0	0	0	0	225.668.592
				- A0293 Servicio Desconcentrado de Bienes y Servicios de la Fuerza Armada Nacional Bolivariana (SEDEFANB)	8.133.037	0	0	0	0	8.133.037
				- A0448 Fundación de Atención Social del Ministerio de la Defensa (FUNDASMIN)	71.103.342	0	0	0	0	71.103.342
				- A0485 Fundación de Cardiología Integral (FUNDACARDIN)	31.865.701	0	0	0	0	31.865.701
				- A1375 Universidad Militar Bolivariana de Venezuela (UMBV)	1.265.730.594	0	0	0	0	1.265.730.594
407	01	03	04	Transferencias corrientes a instituciones de protección social	49.969.718	0	0	0	0	49.969.718
				- A0050 Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)	49.969.718	0	0	0	0	49.969.718
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	15.868.737.371	0	0	0	0	15.868.737.371
				- A0050 Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)	15.868.737.371	0	0	0	0	15.868.737.371
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	135.000.000	0	0	0	0	135.000.000
				- A0610 Compañia Anónima Venezolana de Industrias Militares (CAVIM)	135.000.000	0	0	0	0	135.000.000
				Totales	**18.201.012.085**	**0**	**0**	**0**	**0**	**18.201.012.085**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 08 - 260

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS CRÉDITOS PRESUPUESTARIOS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 18.201.012.085

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS CRÉDITOS PRESUPUESTARIOS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 18.201.012.085

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 089999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO AUTÓNOMO CÍRCULO DE LAS FUERZAS ARMADAS (IACFA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 40.000.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**40.000.000**	**0**	**0**	**0**	**0**	**40.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	40.000.000	0	0	0	0	40.000.000
407	01	03	00	Transferencias corrientes internas al sector público	40.000.000	0	0	0	0	40.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	40.000.000	0	0	0	0	40.000.000
				Totales	**40.000.000**	**0**	**0**	**0**	**0**	**40.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS CRÉDITOS PRESUPUESTARIOS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 18.201.012.085

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 089999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO DE PREVISIÓN SOCIAL DE LAS FUERZAS ARMADAS NACIONALES (IPSFA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 15.918.707.089

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.918.707.089**	**0**	**0**	**0**	**0**	**15.918.707.089**
407	01	00	00	Transferencias y donaciones corrientes internas	15.918.707.089	0	0	0	0	15.918.707.089
407	01	03	00	Transferencias corrientes internas al sector público	15.918.707.089	0	0	0	0	15.918.707.089
407	01	03	04	Transferencias corrientes a instituciones de protección social	49.969.718	0	0	0	0	49.969.718
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	15.868.737.371	0	0	0	0	15.868.737.371
				Totales	**15.918.707.089**	**0**	**0**	**0**	**0**	**15.918.707.089**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS CRÉDITOS PRESUPUESTARIOS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 18.201.012.085

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 089999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FONDO AUTÓNOMO DE INVERSIONES Y PREVISIÓN SOCIO-ECONÓMICA PARA EL PERSONAL DE EMPLEADOS Y OBREROS DE LAS FUERZAS ARMADAS NACIONALES (FONDOEFA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 36.162.123

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**36.162.123**	**0**	**0**	**0**	**0**	**36.162.123**
407	01	00	00	Transferencias y donaciones corrientes internas	36.162.123	0	0	0	0	36.162.123
407	01	03	00	Transferencias corrientes internas al sector público	36.162.123	0	0	0	0	36.162.123
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	36.162.123	0	0	0	0	36.162.123
				Totales	**36.162.123**	**0**	**0**	**0**	**0**	**36.162.123**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS CRÉDITOS PRESUPUESTARIOS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 18.201.012.085

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 089999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN DE CARDIOLOGÍA INTEGRAL (FUNDACARDIN)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 31.865.701

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**31.865.701**	**0**	**0**	**0**	**0**	**31.865.701**
407	01	00	00	Transferencias y donaciones corrientes internas	31.865.701	0	0	0	0	31.865.701
407	01	03	00	Transferencias corrientes internas al sector público	31.865.701	0	0	0	0	31.865.701
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	31.865.701	0	0	0	0	31.865.701
				Totales	**31.865.701**	**0**	**0**	**0**	**0**	**31.865.701**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS CRÉDITOS PRESUPUESTARIOS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 18.201.012.085

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 089999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD MILITAR BOLIVARIANA DE VENEZUELA (UMBV)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.265.730.594

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.265.730.594**	**0**	**0**	**0**	**0**	**1.265.730.594**
407	01	00	00	Transferencias y donaciones corrientes internas	1.265.730.594	0	0	0	0	1.265.730.594
407	01	03	00	Transferencias corrientes internas al sector público	1.265.730.594	0	0	0	0	1.265.730.594
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.265.730.594	0	0	0	0	1.265.730.594
				Totales	**1.265.730.594**	**0**	**0**	**0**	**0**	**1.265.730.594**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS CRÉDITOS PRESUPUESTARIOS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 18.201.012.085

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 089999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN DE ATENCIÓN SOCIAL DEL MINISTERIO DE LA DEFENSA (FUNDASMIN)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 71.103.342

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**71.103.342**	**0**	**0**	**0**	**0**	**71.103.342**
407	01	00	00	Transferencias y donaciones corrientes internas	71.103.342	0	0	0	0	71.103.342
407	01	03	00	Transferencias corrientes internas al sector público	71.103.342	0	0	0	0	71.103.342
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	71.103.342	0	0	0	0	71.103.342
				Totales	**71.103.342**	**0**	**0**	**0**	**0**	**71.103.342**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS CRÉDITOS PRESUPUESTARIOS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR

META: 18.201.012.085

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 089999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE OFICINA COORDINADORA DE LA PRESTACIÓN DE LOS SERVICIOS EDUCATIVOS DEL MINISTERIO DE LA DEFENSA (OCPSE)

UNIDAD DE MEDIDA: BOLÍVAR

META: 3.935.035

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.935.035**	**0**	**0**	**0**	**0**	**3.935.035**
407	01	00	00	Transferencias y donaciones corrientes internas	3.935.035	0	0	0	0	3.935.035
407	01	03	00	Transferencias corrientes internas al sector público	3.935.035	0	0	0	0	3.935.035
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.935.035	0	0	0	0	3.935.035
				Totales	**3.935.035**	**0**	**0**	**0**	**0**	**3.935.035**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS CRÉDITOS PRESUPUESTARIOS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 18.201.012.085

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 089999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO DESCONCENTRADO DE BIENES Y SERVICIOS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (SEDEFANB)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 8.133.037

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**8.133.037**	**0**	**0**	**0**	**0**	**8.133.037**
407	01	00	00	Transferencias y donaciones corrientes internas	8.133.037	0	0	0	0	8.133.037
407	01	03	00	Transferencias corrientes internas al sector público	8.133.037	0	0	0	0	8.133.037
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	8.133.037	0	0	0	0	8.133.037
				Totales	**8.133.037**	**0**	**0**	**0**	**0**	**8.133.037**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS CRÉDITOS PRESUPUESTARIOS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 18.201.012.085

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 089999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIDAD NAVAL COORDINADORA DE LOS SERVICIOS DE CARENADO, REPARACIONES DE CASCO, REPARACIONES Y MANTENIMIENTO DE EQUIPOS Y SISTEMAS DE LOS BUQUES (UCOCAR)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 340.000.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**340.000.000**	**0**	**0**	**0**	**0**	**340.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	340.000.000	0	0	0	0	340.000.000
407	01	03	00	Transferencias corrientes internas al sector público	340.000.000	0	0	0	0	340.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	340.000.000	0	0	0	0	340.000.000
				Totales	**340.000.000**	**0**	**0**	**0**	**0**	**340.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS CRÉDITOS PRESUPUESTARIOS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR

META: 18.201.012.085

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 089999010 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD NACIONAL EXPERIMENTAL POLITÉCNICA DE LA FUERZA ARMADA NACIONAL (UNEFA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 225.668.592

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**225.668.592**	**0**	**0**	**0**	**0**	**225.668.592**
407	01	00	00	Transferencias y donaciones corrientes internas	225.668.592	0	0	0	0	225.668.592
407	01	03	00	Transferencias corrientes internas al sector público	225.668.592	0	0	0	0	225.668.592
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	225.668.592	0	0	0	0	225.668.592
				Totales	**225.668.592**	**0**	**0**	**0**	**0**	**225.668.592**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS CRÉDITOS PRESUPUESTARIOS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 18.201.012.085

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 089999011 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE COMPAÑIA ANÓNIMA VENEZOLANA DE INDUSTRIAS MILITARES (CAVIM)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 135.000.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**135.000.000**	**0**	**0**	**0**	**0**	**135.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	135.000.000	0	0	0	0	135.000.000
407	01	03	00	Transferencias corrientes internas al sector público	135.000.000	0	0	0	0	135.000.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	135.000.000	0	0	0	0	135.000.000
				Totales	**135.000.000**	**0**	**0**	**0**	**0**	**135.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 08 - 272

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS CRÉDITOS PRESUPUESTARIOS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 18.201.012.085

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 089999012 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO AUTÓNOMO SIN PERSONALIDAD JURÍDICA DE LA FUERZA AÉREA VENEZOLANA (SAFAV)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 124.706.572

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**124.706.572**	**0**	**0**	**0**	**0**	**124.706.572**
407	01	00	00	Transferencias y donaciones corrientes internas	124.706.572	0	0	0	0	124.706.572
407	01	03	00	Transferencias corrientes internas al sector público	124.706.572	0	0	0	0	124.706.572
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	124.706.572	0	0	0	0	124.706.572
				Totales	**124.706.572**	**0**	**0**	**0**	**0**	**124.706.572**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**5.380.725.280**	0	0	0	0	**5.380.725.280**
401	01	00	00	Sueldos, salarios y otras retribuciones	865.972.136	0	0	0	0	865.972.136
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	376.299.555	0	0	0	0	376.299.555
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	3.175.974	0	0	0	0	3.175.974
401	01	03	00	Suplencias a empleados	459.846	0	0	0	0	459.846
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	436.655.657	0	0	0	0	436.655.657
401	01	18	00	Remuneraciones al personal contratado	49.381.104	0	0	0	0	49.381.104
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	49.381.104	0	0	0	0	49.381.104
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	171.570.970	0	0	0	0	171.570.970
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	88.209.878	0	0	0	0	88.209.878
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	44.948	0	0	0	0	44.948
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	83.316.144	0	0	0	0	83.316.144
401	03	00	00	Primas	715.585.393	0	0	0	0	715.585.393
401	03	01	00	Primas por mérito a empleados	63.021.291	0	0	0	0	63.021.291
401	03	02	00	Primas de transporte a empleados	65.232.361	0	0	0	0	65.232.361
401	03	03	00	Primas por hogar a empleados	65.635.441	0	0	0	0	65.635.441
401	03	04	00	Primas por hijos a empleados	21.335.973	0	0	0	0	21.335.973
401	03	08	00	Primas de profesionalización a empleados	40.183.247	0	0	0	0	40.183.247
401	03	09	00	Primas por antigüedad a empleados	39.049.900	0	0	0	0	39.049.900
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	283.538	0	0	0	0	283.538
401	03	16	00	Primas por mérito a obreros	76.649.347	0	0	0	0	76.649.347
401	03	17	00	Primas de transporte a obreros	101.455.195	0	0	0	0	101.455.195
401	03	18	00	Primas por hogar a obreros	106.455.195	0	0	0	0	106.455.195
401	03	19	00	Primas por hijos de obreros	37.407.090	0	0	0	0	37.407.090
401	03	21	00	Primas por antigüedad a obreros	60.678.667	0	0	0	0	60.678.667
401	03	22	00	Primas de profesionalización a obreros	8.802.136	0	0	0	0	8.802.136
401	03	37	00	Primas de transporte al personal contratado	8.155.693	0	0	0	0	8.155.693
401	03	38	00	Primas por hogar al personal contratado	4.344.807	0	0	0	0	4.344.807
401	03	39	00	Primas por hijos al personal contratado	3.466.079	0	0	0	0	3.466.079
401	03	40	00	Primas de profesionalización al personal contratado	3.562.289	0	0	0	0	3.562.289
401	03	96	00	Otras primas al personal contratado	947.374	0	0	0	0	947.374
401	03	97	00	Otras primas a empleados	4.882.450	0	0	0	0	4.882.450

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	98	00	Otras primas a obreros	4.037.320	0	0	0	0	4.037.320
401	04	00	00	Complementos de sueldos y salarios	744.704.099	0	0	0	0	744.704.099
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	2.042.985	0	0	0	0	2.042.985
401	04	02	00	Complemento a empleados por trabajo nocturno	2.170.991	0	0	0	0	2.170.991
401	04	08	00	Bono compensatorio de alimentación a empleados	199.528.875	0	0	0	0	199.528.875
401	04	10	00	Complemento a empleados por días feriados	867.950	0	0	0	0	867.950
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	819.996	0	0	0	0	819.996
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	7.806.965	0	0	0	0	7.806.965
401	04	18	00	Bono compensatorio de alimentación a obreros	255.949.312	0	0	0	0	255.949.312
401	04	20	00	Complemento a obreros por días feriados	4.421.037	0	0	0	0	4.421.037
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	64.581	0	0	0	0	64.581
401	04	26	00	Bono compensatorio de alimentación al personal contratado	19.586.063	0	0	0	0	19.586.063
401	04	28	00	Complemento al personal contratado por días feriados	64.581	0	0	0	0	64.581
401	04	96	00	Otros complementos a empleados	110.388.416	0	0	0	0	110.388.416
401	04	97	00	Otros complementos a obreros	136.524.250	0	0	0	0	136.524.250
401	04	98	00	Otros complementos al personal contratado	4.468.097	0	0	0	0	4.468.097
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	470.470.150	0	0	0	0	470.470.150
401	05	03	00	Bono vacacional a empleados	204.631.667	0	0	0	0	204.631.667
401	05	06	00	Bono vacacional a obreros	257.325.913	0	0	0	0	257.325.913
401	05	08	00	Bono vacacional al personal contratado	8.512.570	0	0	0	0	8.512.570
401	06	00	00	Aportes patronales y legales	249.767.009	0	0	0	0	249.767.009
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	59.811.937	0	0	0	0	59.811.937
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	19.936.105	0	0	0	0	19.936.105
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	13.290.737	0	0	0	0	13.290.737
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	13.290.737	0	0	0	0	13.290.737
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	76.567.588	0	0	0	0	76.567.588
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	25.522.529	0	0	0	0	25.522.529
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	17.015.020	0	0	0	0	17.015.020
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	17.015.020	0	0	0	0	17.015.020
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	5.065.848	0	0	0	0	5.065.848
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.125.744	0	0	0	0	1.125.744

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.125.744	0	0	0	0	1.125.744
401	07	00	00	Asistencia socio-económica	1.874.991.008	0	0	0	0	1.874.991.008
401	07	01	00	Capacitación y adiestramiento a empleados	513.000	0	0	0	0	513.000
401	07	02	00	Becas a empleados	15.900.000	0	0	0	0	15.900.000
401	07	03	00	Ayudas por matrimonio a empleados	631.196	0	0	0	0	631.196
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.576.485	0	0	0	0	1.576.485
401	07	05	00	Ayudas por defunción a empleados	1.687.500	0	0	0	0	1.687.500
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	16.470.000	0	0	0	0	16.470.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	77.598.954	0	0	0	0	77.598.954
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	542.739.905	0	0	0	0	542.739.905
401	07	10	00	Dotación de uniformes a empleados	201.184.000	0	0	0	0	201.184.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	6.300.000	0	0	0	0	6.300.000
401	07	17	00	Capacitación y adiestramiento a obreros	180.000	0	0	0	0	180.000
401	07	18	00	Becas a obreros	15.000.000	0	0	0	0	15.000.000
401	07	19	00	Ayudas por matrimonio de obreros	659.000	0	0	0	0	659.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.357.000	0	0	0	0	1.357.000
401	07	21	00	Ayudas por defunción a obreros	1.388.000	0	0	0	0	1.388.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	16.531.000	0	0	0	0	16.531.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	81.844.805	0	0	0	0	81.844.805
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	312.853.916	0	0	0	0	312.853.916
401	07	26	00	Dotación de uniformes a obreros	207.568.000	0	0	0	0	207.568.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	7.200.000	0	0	0	0	7.200.000
401	07	34	00	Capacitación y adiestramiento al personal militar	10.800.000	0	0	0	0	10.800.000
401	07	35	00	Becas al personal militar	24.300.000	0	0	0	0	24.300.000
401	07	36	00	Ayudas por matrimonio al personal militar	6.500.000	0	0	0	0	6.500.000
401	07	37	00	Ayudas por nacimiento de hijos al personal militar	15.471.000	0	0	0	0	15.471.000
401	07	38	00	Ayudas por defunción al personal militar	2.614.000	0	0	0	0	2.614.000
401	07	39	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal militar	30.500.000	0	0	0	0	30.500.000
401	07	41	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios personal militar	154.097.047	0	0	0	0	154.097.047
401	07	44	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal militar	27.000.000	0	0	0	0	27.000.000
401	07	74	00	Capacitación y adiestramiento al personal contratado	105.300	0	0	0	0	105.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	75	00	Becas al personal contratado	990.000	0	0	0	0	990.000
401	07	76	00	Ayudas por matrimonio al personal contratado	160.000	0	0	0	0	160.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	202.900	0	0	0	0	202.900
401	07	78	00	Ayudas por defunción al personal contratado	425.000	0	0	0	0	425.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	2.250.000	0	0	0	0	2.250.000
401	07	83	00	Dotación de uniformes al personal contratado	4.160.000	0	0	0	0	4.160.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	230.000	0	0	0	0	230.000
401	07	96	00	Otras subvenciones a empleados	17.003.000	0	0	0	0	17.003.000
401	07	97	00	Otras subvenciones a obreros	17.100.000	0	0	0	0	17.100.000
401	07	98	00	Otras subvenciones al personal militar	48.300.000	0	0	0	0	48.300.000
401	07	99	00	Otras subvenciones al personal contratado	3.600.000	0	0	0	0	3.600.000
401	08	00	00	Prestaciones sociales e indemnizaciones	283.664.515	0	0	0	0	283.664.515
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	123.078.769	0	0	0	0	123.078.769
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	155.591.140	0	0	0	0	155.591.140
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	4.994.606	0	0	0	0	4.994.606
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	4.000.000	0	0	0	0	4.000.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	4.000.000	0	0	0	0	4.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**84.445.440**	**0**	**0**	**0**	**0**	**84.445.440**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	24.096.000	0	0	0	0	24.096.000
403	08	02	00	Comisiones y gastos bancarios	24.096.000	0	0	0	0	24.096.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	10.000.000	0	0	0	0	10.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	10.000.000	0	0	0	0	10.000.000
403	18	00	00	Impuestos indirectos	50.349.440	0	0	0	0	50.349.440
403	18	01	00	Impuesto al valor agregado	50.349.440	0	0	0	0	50.349.440
				Totales	**5.465.170.720**	**0**	**0**	**0**	**0**	**5.465.170.720**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 08 - 277

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 080001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**5.380.725.280**	0	0	0	0	**5.380.725.280**
401	01	00	00	Sueldos, salarios y otras retribuciones	865.972.136	0	0	0	0	865.972.136
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	376.299.555	0	0	0	0	376.299.555
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	3.175.974	0	0	0	0	3.175.974
401	01	03	00	Suplencias a empleados	459.846	0	0	0	0	459.846
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	436.655.657	0	0	0	0	436.655.657
401	01	18	00	Remuneraciones al personal contratado	49.381.104	0	0	0	0	49.381.104
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	49.381.104	0	0	0	0	49.381.104
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	171.570.970	0	0	0	0	171.570.970
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	88.209.878	0	0	0	0	88.209.878
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	44.948	0	0	0	0	44.948
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	83.316.144	0	0	0	0	83.316.144
401	03	00	00	Primas	715.585.393	0	0	0	0	715.585.393
401	03	01	00	Primas por mérito a empleados	63.021.291	0	0	0	0	63.021.291
401	03	02	00	Primas de transporte a empleados	65.232.361	0	0	0	0	65.232.361
401	03	03	00	Primas por hogar a empleados	65.635.441	0	0	0	0	65.635.441
401	03	04	00	Primas por hijos a empleados	21.335.973	0	0	0	0	21.335.973
401	03	08	00	Primas de profesionalización a empleados	40.183.247	0	0	0	0	40.183.247
401	03	09	00	Primas por antigüedad a empleados	39.049.900	0	0	0	0	39.049.900
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	283.538	0	0	0	0	283.538
401	03	16	00	Primas por mérito a obreros	76.649.347	0	0	0	0	76.649.347
401	03	17	00	Primas de transporte a obreros	101.455.195	0	0	0	0	101.455.195
401	03	18	00	Primas por hogar a obreros	106.455.195	0	0	0	0	106.455.195
401	03	19	00	Primas por hijos de obreros	37.407.090	0	0	0	0	37.407.090
401	03	21	00	Primas por antigüedad a obreros	60.678.667	0	0	0	0	60.678.667
401	03	22	00	Primas de profesionalización a obreros	8.802.136	0	0	0	0	8.802.136
401	03	37	00	Primas de transporte al personal contratado	8.155.693	0	0	0	0	8.155.693

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 080001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	38	00	Primas por hogar al personal contratado	4.344.807	0	0	0	0	4.344.807
401	03	39	00	Primas por hijos al personal contratado	3.466.079	0	0	0	0	3.466.079
401	03	40	00	Primas de profesionalización al personal contratado	3.562.289	0	0	0	0	3.562.289
401	03	96	00	Otras primas al personal contratado	947.374	0	0	0	0	947.374
401	03	97	00	Otras primas a empleados	4.882.450	0	0	0	0	4.882.450
401	03	98	00	Otras primas a obreros	4.037.320	0	0	0	0	4.037.320
401	04	00	00	Complementos de sueldos y salarios	744.704.099	0	0	0	0	744.704.099
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	2.042.985	0	0	0	0	2.042.985
401	04	02	00	Complemento a empleados por trabajo nocturno	2.170.991	0	0	0	0	2.170.991
401	04	08	00	Bono compensatorio de alimentación a empleados	199.528.875	0	0	0	0	199.528.875
401	04	10	00	Complemento a empleados por días feriados	867.950	0	0	0	0	867.950
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	819.996	0	0	0	0	819.996
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	7.806.965	0	0	0	0	7.806.965
401	04	18	00	Bono compensatorio de alimentación a obreros	255.949.312	0	0	0	0	255.949.312
401	04	20	00	Complemento a obreros por días feriados	4.421.037	0	0	0	0	4.421.037
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	64.581	0	0	0	0	64.581
401	04	26	00	Bono compensatorio de alimentación al personal contratado	19.586.063	0	0	0	0	19.586.063
401	04	28	00	Complemento al personal contratado por días feriados	64.581	0	0	0	0	64.581
401	04	96	00	Otros complementos a empleados	110.388.416	0	0	0	0	110.388.416
401	04	97	00	Otros complementos a obreros	136.524.250	0	0	0	0	136.524.250
401	04	98	00	Otros complementos al personal contratado	4.468.097	0	0	0	0	4.468.097
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	470.470.150	0	0	0	0	470.470.150
401	05	03	00	Bono vacacional a empleados	204.631.667	0	0	0	0	204.631.667
401	05	06	00	Bono vacacional a obreros	257.325.913	0	0	0	0	257.325.913
401	05	08	00	Bono vacacional al personal contratado	8.512.570	0	0	0	0	8.512.570
401	06	00	00	Aportes patronales y legales	249.767.009	0	0	0	0	249.767.009
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	59.811.937	0	0	0	0	59.811.937

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 080001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	19.936.105	0	0	0	0	19.936.105
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	13.290.737	0	0	0	0	13.290.737
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	13.290.737	0	0	0	0	13.290.737
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	76.567.588	0	0	0	0	76.567.588
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	25.522.529	0	0	0	0	25.522.529
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	17.015.020	0	0	0	0	17.015.020
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	17.015.020	0	0	0	0	17.015.020
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	5.065.848	0	0	0	0	5.065.848
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.125.744	0	0	0	0	1.125.744
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.125.744	0	0	0	0	1.125.744
401	07	00	00	Asistencia socio-económica	1.874.991.008	0	0	0	0	1.874.991.008
401	07	01	00	Capacitación y adiestramiento a empleados	513.000	0	0	0	0	513.000
401	07	02	00	Becas a empleados	15.900.000	0	0	0	0	15.900.000
401	07	03	00	Ayudas por matrimonio a empleados	631.196	0	0	0	0	631.196
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.576.485	0	0	0	0	1.576.485
401	07	05	00	Ayudas por defunción a empleados	1.687.500	0	0	0	0	1.687.500
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	16.470.000	0	0	0	0	16.470.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	77.598.954	0	0	0	0	77.598.954
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	542.739.905	0	0	0	0	542.739.905
401	07	10	00	Dotación de uniformes a empleados	201.184.000	0	0	0	0	201.184.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	6.300.000	0	0	0	0	6.300.000
401	07	17	00	Capacitación y adiestramiento a obreros	180.000	0	0	0	0	180.000
401	07	18	00	Becas a obreros	15.000.000	0	0	0	0	15.000.000
401	07	19	00	Ayudas por matrimonio de obreros	659.000	0	0	0	0	659.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.357.000	0	0	0	0	1.357.000
401	07	21	00	Ayudas por defunción a obreros	1.388.000	0	0	0	0	1.388.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 080001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	16.531.000	0	0	0	0	16.531.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	81.844.805	0	0	0	0	81.844.805
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	312.853.916	0	0	0	0	312.853.916
401	07	26	00	Dotación de uniformes a obreros	207.568.000	0	0	0	0	207.568.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	7.200.000	0	0	0	0	7.200.000
401	07	34	00	Capacitación y adiestramiento al personal militar	10.800.000	0	0	0	0	10.800.000
401	07	35	00	Becas al personal militar	24.300.000	0	0	0	0	24.300.000
401	07	36	00	Ayudas por matrimonio al personal militar	6.500.000	0	0	0	0	6.500.000
401	07	37	00	Ayudas por nacimiento de hijos al personal militar	15.471.000	0	0	0	0	15.471.000
401	07	38	00	Ayudas por defunción al personal militar	2.614.000	0	0	0	0	2.614.000
401	07	39	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal militar	30.500.000	0	0	0	0	30.500.000
401	07	41	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios personal militar	154.097.047	0	0	0	0	154.097.047
401	07	44	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal militar	27.000.000	0	0	0	0	27.000.000
401	07	74	00	Capacitación y adiestramiento al personal contratado	105.300	0	0	0	0	105.300
401	07	75	00	Becas al personal contratado	990.000	0	0	0	0	990.000
401	07	76	00	Ayudas por matrimonio al personal contratado	160.000	0	0	0	0	160.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	202.900	0	0	0	0	202.900
401	07	78	00	Ayudas por defunción al personal contratado	425.000	0	0	0	0	425.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	2.250.000	0	0	0	0	2.250.000
401	07	83	00	Dotación de uniformes al personal contratado	4.160.000	0	0	0	0	4.160.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	230.000	0	0	0	0	230.000
401	07	96	00	Otras subvenciones a empleados	17.003.000	0	0	0	0	17.003.000
401	07	97	00	Otras subvenciones a obreros	17.100.000	0	0	0	0	17.100.000
401	07	98	00	Otras subvenciones al personal militar	48.300.000	0	0	0	0	48.300.000
401	07	99	00	Otras subvenciones al personal contratado	3.600.000	0	0	0	0	3.600.000
401	08	00	00	Prestaciones sociales e indemnizaciones	283.664.515	0	0	0	0	283.664.515

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 080001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	123.078.769	0	0	0	0	123.078.769
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	155.591.140	0	0	0	0	155.591.140
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	4.994.606	0	0	0	0	4.994.606
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	4.000.000	0	0	0	0	4.000.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	4.000.000	0	0	0	0	4.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**84.445.440**	**0**	**0**	**0**	**0**	**84.445.440**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	24.096.000	0	0	0	0	24.096.000
403	08	02	00	Comisiones y gastos bancarios	24.096.000	0	0	0	0	24.096.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	10.000.000	0	0	0	0	10.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	10.000.000	0	0	0	0	10.000.000
403	18	00	00	Impuestos indirectos	50.349.440	0	0	0	0	50.349.440
403	18	01	00	Impuesto al valor agregado	50.349.440	0	0	0	0	50.349.440
				Totales	**5.465.170.720**	**0**	**0**	**0**	**0**	**5.465.170.720**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**564.757.492**	**0**	**0**	**0**	**0**	**564.757.492**
402	01	00	00	Productos alimenticios y agropecuarios	146.849.777	0	0	0	0	146.849.777
402	01	01	00	Alimentos y bebidas para personas	146.849.777	0	0	0	0	146.849.777
402	02	00	00	Productos de minas, canteras y yacimientos	232.391	0	0	0	0	232.391
402	02	04	00	Mineral no ferroso	232.391	0	0	0	0	232.391
402	03	00	00	Textiles y vestuarios	29.925.007	0	0	0	0	29.925.007
402	03	01	00	Textiles	12.512.192	0	0	0	0	12.512.192
402	03	02	00	Prendas de vestir	16.323.305	0	0	0	0	16.323.305
402	03	03	00	Calzados	669.510	0	0	0	0	669.510
402	03	99	00	Otros productos textiles y vestuarios	420.000	0	0	0	0	420.000
402	04	00	00	Productos de cuero y caucho	28.798.074	0	0	0	0	28.798.074
402	04	03	00	Cauchos y tripas para vehículos	28.798.074	0	0	0	0	28.798.074
402	05	00	00	Productos de papel, cartón e impresos	77.154.669	0	0	0	0	77.154.669
402	05	01	00	Pulpa de madera, papel y cartón	11.326.720	0	0	0	0	11.326.720
402	05	02	00	Envases y cajas de papel y cartón	1.501.998	0	0	0	0	1.501.998
402	05	03	00	Productos de papel y cartón para oficina	58.544.320	0	0	0	0	58.544.320
402	05	04	00	Libros, revistas y periódicos	1.367.660	0	0	0	0	1.367.660
402	05	06	00	Productos de papel y cartón para computación	669.510	0	0	0	0	669.510
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.744.461	0	0	0	0	3.744.461
402	06	00	00	Productos químicos y derivados	75.448.797	0	0	0	0	75.448.797
402	06	01	00	Sustancias químicas y de uso industrial	347.500	0	0	0	0	347.500
402	06	03	00	Tintas, pinturas y colorantes	56.627.343	0	0	0	0	56.627.343
402	06	04	00	Productos farmacéuticos y medicamentos	427.278	0	0	0	0	427.278
402	06	05	00	Productos de tocador	557.747	0	0	0	0	557.747
402	06	06	00	Combustibles y lubricantes	12.613.255	0	0	0	0	12.613.255
402	06	08	00	Productos plásticos	4.875.674	0	0	0	0	4.875.674
402	07	00	00	Productos minerales no metálicos	1.318.908	0	0	0	0	1.318.908
402	07	01	00	Productos de barro, loza y porcelana	263.427	0	0	0	0	263.427
402	07	02	00	Vidrios y productos de vidrio	822.609	0	0	0	0	822.609
402	07	04	00	Cemento, cal y yeso	232.872	0	0	0	0	232.872
402	08	00	00	Productos metálicos	57.158.235	0	0	0	0	57.158.235
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	14.530.555	0	0	0	0	14.530.555
402	08	07	00	Material de señalamiento	239.011	0	0	0	0	239.011

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	42.388.669	0	0	0	0	42.388.669
402	09	00	00	Productos de madera	300.000	0	0	0	0	300.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	300.000	0	0	0	0	300.000
402	10	00	00	Productos varios y útiles diversos	147.571.634	0	0	0	0	147.571.634
402	10	01	00	Artículos de deporte, recreación y juguetes	3.219.945	0	0	0	0	3.219.945
402	10	02	00	Materiales y útiles de limpieza y aseo	37.888.503	0	0	0	0	37.888.503
402	10	03	00	Utensilios de cocina y comedor	1.477.587	0	0	0	0	1.477.587
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	254.699	0	0	0	0	254.699
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	39.145.134	0	0	0	0	39.145.134
402	10	06	00	Condecoraciones, ofrendas y similares	17.284.725	0	0	0	0	17.284.725
402	10	07	00	Productos de seguridad en el trabajo	1.160.610	0	0	0	0	1.160.610
402	10	08	00	Materiales para equipos de computación	21.407.323	0	0	0	0	21.407.323
402	10	10	00	Útiles religiosos	320.000	0	0	0	0	320.000
402	10	11	00	Materiales eléctricos	14.651.410	0	0	0	0	14.651.410
402	10	12	00	Materiales para instalaciones sanitarias	9.822.726	0	0	0	0	9.822.726
402	10	13	00	Materiales fotográficos	938.972	0	0	0	0	938.972
403	**00**	**00**	**00**	**Servicios no personales**	**1.888.640.296**	**0**	**0**	**0**	**0**	**1.888.640.296**
403	02	00	00	Alquileres de maquinaria y equipos	40.000.000	0	0	0	0	40.000.000
403	02	99	00	Alquileres de otras maquinaria y equipos	40.000.000	0	0	0	0	40.000.000
403	03	00	00	Derechos sobre bienes intangibles	669.000	0	0	0	0	669.000
403	03	03	00	Paquetes y programas de computación	669.000	0	0	0	0	669.000
403	04	00	00	Servicios básicos	345.925.052	0	0	0	0	345.925.052
403	04	01	00	Electricidad	57.539.817	0	0	0	0	57.539.817
403	04	02	00	Gas	49.333	0	0	0	0	49.333
403	04	03	00	Agua	160.915.905	0	0	0	0	160.915.905
403	04	04	00	Teléfonos	69.804.898	0	0	0	0	69.804.898
403	04	04	01	Servicios de telefonía prestados por organismos públicos	55.500.680	0	0	0	0	55.500.680
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	14.304.218	0	0	0	0	14.304.218
403	04	05	00	Servicio de comunicaciones	17.101.328	0	0	0	0	17.101.328
403	04	06	00	Servicio de aseo urbano y domiciliario	40.513.771	0	0	0	0	40.513.771
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	80.000.000	0	0	0	0	80.000.000
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	20.000.000	0	0	0	0	20.000.000
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	60.000.000	0	0	0	0	60.000.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA ACCIÓN CENTRALIZADA: 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	111.426.188	0	0	0	0	111.426.188
403	07	01	00	Publicidad y propaganda	1.600.000	0	0	0	0	1.600.000
403	07	02	00	Imprenta y reproducción	21.330.936	0	0	0	0	21.330.936
403	07	03	00	Relaciones sociales	79.745.252	0	0	0	0	79.745.252
403	07	04	00	Avisos	8.750.000	0	0	0	0	8.750.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	286.201.563	0	0	0	0	286.201.563
403	08	01	00	Primas y gastos de seguros	286.197.063	0	0	0	0	286.197.063
403	08	02	00	Comisiones y gastos bancarios	4.500	0	0	0	0	4.500
403	09	00	00	Viáticos y pasajes	517.411.237	0	0	0	0	517.411.237
403	09	01	00	Viáticos y pasajes dentro del país	112.465.987	0	0	0	0	112.465.987
403	09	02	00	Viáticos y pasajes fuera del país	404.945.250	0	0	0	0	404.945.250
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	19.569.400	0	0	0	0	19.569.400
403	10	03	00	Servicios de procesamiento de datos	669.400	0	0	0	0	669.400
403	10	11	00	Servicios para la elaboración y suministro de comida	18.900.000	0	0	0	0	18.900.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	127.845.998	0	0	0	0	127.845.998
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.000.000	0	0	0	0	1.000.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	99.311.475	0	0	0	0	99.311.475
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	12.518.022	0	0	0	0	12.518.022
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	112.112	0	0	0	0	112.112
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	1.539.439	0	0	0	0	1.539.439
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	12.615.070	0	0	0	0	12.615.070
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	749.880	0	0	0	0	749.880
403	12	00	00	Conservación y reparaciones menores de obras	88.932.667	0	0	0	0	88.932.667
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	88.932.667	0	0	0	0	88.932.667
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	160.000	0	0	0	0	160.000
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	160.000	0	0	0	0	160.000
403	18	00	00	Impuestos indirectos	270.499.191	0	0	0	0	270.499.191
403	18	01	00	Impuesto al valor agregado	270.499.191	0	0	0	0	270.499.191
404	**00**	**00**	**00**	**Activos reales**	**320.565.859**	**0**	**0**	**0**	**0**	**320.565.859**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	52.436.712	0	0	0	0	52.436.712
404	01	01	00	Repuestos mayores	24.160.944	0	0	0	0	24.160.944

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	310.000	0	0	0	0	310.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	20.923.200	0	0	0	0	20.923.200
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	2.927.744	0	0	0	0	2.927.744
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	28.275.768	0	0	0	0	28.275.768
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	28.275.768	0	0	0	0	28.275.768
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	28.011.242	0	0	0	0	28.011.242
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	1.000.000	0	0	0	0	1.000.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	27.011.242	0	0	0	0	27.011.242
404	04	00	00	Equipos de transporte, tracción y elevación	4.000.000	0	0	0	0	4.000.000
404	04	01	00	Vehículos automotores terrestres	4.000.000	0	0	0	0	4.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	23.092.500	0	0	0	0	23.092.500
404	05	01	00	Equipos de telecomunicaciones	23.092.500	0	0	0	0	23.092.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.676.580	0	0	0	0	6.676.580
404	07	02	00	Equipos de enseñanza, deporte y recreación	3.140.180	0	0	0	0	3.140.180
404	07	05	00	Equipos religiosos	611.000	0	0	0	0	611.000
404	07	06	00	Instrumentos musicales y equipos de audio	2.925.400	0	0	0	0	2.925.400
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	29.508.079	0	0	0	0	29.508.079
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	29.508.079	0	0	0	0	29.508.079
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	175.390.746	0	0	0	0	175.390.746
404	09	01	00	Mobiliario y equipos de oficina	48.271.590	0	0	0	0	48.271.590
404	09	02	00	Equipos de computación	75.618.660	0	0	0	0	75.618.660
404	09	03	00	Mobiliario y equipos de alojamiento	51.500.496	0	0	0	0	51.500.496
404	12	00	00	Activos intangibles	1.450.000	0	0	0	0	1.450.000
404	12	04	00	Paquetes y programas de computación	1.450.000	0	0	0	0	1.450.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**480.100.000**	**0**	**0**	**0**	**0**	**480.100.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	480.100.000	0	0	0	0	480.100.000
406	01	01	00	Gastos de defensa y seguridad del Estado	480.100.000	0	0	0	0	480.100.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.012.251.732**	**0**	**0**	**0**	**0**	**2.012.251.732**
407	01	00	00	Transferencias y donaciones corrientes internas	2.012.040.672	0	0	0	0	2.012.040.672
407	01	01	00	Transferencias corrientes internas al sector privado	2.083.359	0	0	0	0	2.083.359
407	01	01	04	Becas universitarias en el país	1.697.652	0	0	0	0	1.697.652
407	01	01	73	Subsidios a instituciones benéficas privadas	385.707	0	0	0	0	385.707

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	02	00	Donaciones corrientes internas al sector privado	5.000.000	0	0	0	0	5.000.000
407	01	02	01	Donaciones corrientes a personas	5.000.000	0	0	0	0	5.000.000
407	01	03	00	Transferencias corrientes internas al sector público	2.004.957.313	0	0	0	0	2.004.957.313
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	207.231.740	0	0	0	0	207.231.740
407	01	03	04	Transferencias corrientes a instituciones de protección social	1.797.725.573	0	0	0	0	1.797.725.573
407	02	00	00	Transferencias y donaciones corrientes al exterior	211.060	0	0	0	0	211.060
407	02	01	00	Transferencias corrientes al exterior	211.060	0	0	0	0	211.060
407	02	01	04	Transferencias corrientes a organismos internacionales	211.060	0	0	0	0	211.060
411	**00**	**00**	**00**	**Disminución de pasivos**	**31.508.613**	**0**	**0**	**0**	**0**	**31.508.613**
411	11	00	00	Obligaciones de ejercicios anteriores	31.508.613	0	0	0	0	31.508.613
411	11	04	00	Compromisos pendientes de ejercicios anteriores	31.508.613	0	0	0	0	31.508.613
				Totales	**5.297.823.992**	**0**	**0**	**0**	**0**	**5.297.823.992**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.005.554.080**	**0**	**0**	**0**	**0**	**2.005.554.080**
407	01	00	00	Transferencias y donaciones corrientes internas	2.005.343.020	0	0	0	0	2.005.343.020
407	01	01	00	Transferencias corrientes internas al sector privado	385.707	0	0	0	0	385.707
407	01	01	73	Subsidios a instituciones benéficas privadas	385.707	0	0	0	0	385.707
				- S0940 Sociedad Divulgativa de la Historia Militar	385.707	0	0	0	0	385.707
407	01	03	00	Transferencias corrientes internas al sector público	2.004.957.313	0	0	0	0	2.004.957.313
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	207.231.740	0	0	0	0	207.231.740
				- A0005 Instituto Autónomo Círculo de las Fuerzas Armadas (IACFA)	3.376.199	0	0	0	0	3.376.199
				- A0044 Instituto de Oficiales de las Fuerzas Armadas en Situación de Retiro (IORFAN)	35.500.000	0	0	0	0	35.500.000
				- A0065 Oficina Coordinadora de la Prestación de los Servicios Educativos del Ministerio de la Defensa (OCPSE)	2.371.250	0	0	0	0	2.371.250
				- A0126 Fondo Autónomo de Inversiones y Previsión Socio-económica para el Personal de Empleados y Obreros de las Fuerzas Armadas Nacionales (FONDOEFA)	2.000.000	0	0	0	0	2.000.000
				- A0448 Fundación de Atención Social del Ministerio de la Defensa (FUNDASMIN)	9.056.816	0	0	0	0	9.056.816
				- A0485 Fundación de Cardiología Integral (FUNDACARDIN)	2.104.564	0	0	0	0	2.104.564
				- A0515 Fundación Müröntö: Centro de Innovación para el Desarrollo	10.822.911	0	0	0	0	10.822.911
				- A1375 Universidad Militar Bolivariana de Venezuela (UMBV)	142.000.000	0	0	0	0	142.000.000
407	01	03	04	Transferencias corrientes a instituciones de protección social	1.797.725.573	0	0	0	0	1.797.725.573
				- A0050 Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)	1.797.725.573	0	0	0	0	1.797.725.573
407	02	00	00	Transferencias y donaciones corrientes al exterior	211.060	0	0	0	0	211.060
407	02	01	00	Transferencias corrientes al exterior	211.060	0	0	0	0	211.060
407	02	01	04	Transferencias corrientes a organismos internacionales	211.060	0	0	0	0	211.060
				- I0090 Organización Mundial de la Salud (O.M.S.)	32.008	0	0	0	0	32.008
				- I0225 Unión Deportiva Militar Sudamericana (UDMSA)	33.900	0	0	0	0	33.900
				- I0226 Consejo Internacional del Deporte Militar (CISM)	145.152	0	0	0	0	145.152
				Totales	**2.005.554.080**	**0**	**0**	**0**	**0**	**2.005.554.080**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 080002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**564.757.492**	**0**	**0**	**0**	**0**	**564.757.492**
402	01	00	00	Productos alimenticios y agropecuarios	146.849.777	0	0	0	0	146.849.777
402	01	01	00	Alimentos y bebidas para personas	146.849.777	0	0	0	0	146.849.777
402	02	00	00	Productos de minas, canteras y yacimientos	232.391	0	0	0	0	232.391
402	02	04	00	Mineral no ferroso	232.391	0	0	0	0	232.391
402	03	00	00	Textiles y vestuarios	29.925.007	0	0	0	0	29.925.007
402	03	01	00	Textiles	12.512.192	0	0	0	0	12.512.192
402	03	02	00	Prendas de vestir	16.323.305	0	0	0	0	16.323.305
402	03	03	00	Calzados	669.510	0	0	0	0	669.510
402	03	99	00	Otros productos textiles y vestuarios	420.000	0	0	0	0	420.000
402	04	00	00	Productos de cuero y caucho	28.798.074	0	0	0	0	28.798.074
402	04	03	00	Cauchos y tripas para vehículos	28.798.074	0	0	0	0	28.798.074
402	05	00	00	Productos de papel, cartón e impresos	77.154.669	0	0	0	0	77.154.669
402	05	01	00	Pulpa de madera, papel y cartón	11.326.720	0	0	0	0	11.326.720
402	05	02	00	Envases y cajas de papel y cartón	1.501.998	0	0	0	0	1.501.998
402	05	03	00	Productos de papel y cartón para oficina	58.544.320	0	0	0	0	58.544.320
402	05	04	00	Libros, revistas y periódicos	1.367.660	0	0	0	0	1.367.660
402	05	06	00	Productos de papel y cartón para computación	669.510	0	0	0	0	669.510
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.744.461	0	0	0	0	3.744.461
402	06	00	00	Productos químicos y derivados	75.448.797	0	0	0	0	75.448.797
402	06	01	00	Sustancias químicas y de uso industrial	347.500	0	0	0	0	347.500
402	06	03	00	Tintas, pinturas y colorantes	56.627.343	0	0	0	0	56.627.343
402	06	04	00	Productos farmacéuticos y medicamentos	427.278	0	0	0	0	427.278
402	06	05	00	Productos de tocador	557.747	0	0	0	0	557.747
402	06	06	00	Combustibles y lubricantes	12.613.255	0	0	0	0	12.613.255
402	06	08	00	Productos plásticos	4.875.674	0	0	0	0	4.875.674
402	07	00	00	Productos minerales no metálicos	1.318.908	0	0	0	0	1.318.908
402	07	01	00	Productos de barro, loza y porcelana	263.427	0	0	0	0	263.427

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 080002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	02	00	Vidrios y productos de vidrio	822.609	0	0	0	0	822.609
402	07	04	00	Cemento, cal y yeso	232.872	0	0	0	0	232.872
402	08	00	00	Productos metálicos	57.158.235	0	0	0	0	57.158.235
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	14.530.555	0	0	0	0	14.530.555
402	08	07	00	Material de señalamiento	239.011	0	0	0	0	239.011
402	08	09	00	Repuestos y accesorios para equipos de transporte	42.388.669	0	0	0	0	42.388.669
402	09	00	00	Productos de madera	300.000	0	0	0	0	300.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	300.000	0	0	0	0	300.000
402	10	00	00	Productos varios y útiles diversos	147.571.634	0	0	0	0	147.571.634
402	10	01	00	Artículos de deporte, recreación y juguetes	3.219.945	0	0	0	0	3.219.945
402	10	02	00	Materiales y útiles de limpieza y aseo	37.888.503	0	0	0	0	37.888.503
402	10	03	00	Utensilios de cocina y comedor	1.477.587	0	0	0	0	1.477.587
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	254.699	0	0	0	0	254.699
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	39.145.134	0	0	0	0	39.145.134
402	10	06	00	Condecoraciones, ofrendas y similares	17.284.725	0	0	0	0	17.284.725
402	10	07	00	Productos de seguridad en el trabajo	1.160.610	0	0	0	0	1.160.610
402	10	08	00	Materiales para equipos de computación	21.407.323	0	0	0	0	21.407.323
402	10	10	00	Útiles religiosos	320.000	0	0	0	0	320.000
402	10	11	00	Materiales eléctricos	14.651.410	0	0	0	0	14.651.410
402	10	12	00	Materiales para instalaciones sanitarias	9.822.726	0	0	0	0	9.822.726
402	10	13	00	Materiales fotográficos	938.972	0	0	0	0	938.972
403	**00**	**00**	**00**	**Servicios no personales**	**1.888.640.296**	**0**	**0**	**0**	**0**	**1.888.640.296**
403	02	00	00	Alquileres de maquinaria y equipos	40.000.000	0	0	0	0	40.000.000
403	02	99	00	Alquileres de otras maquinaria y equipos	40.000.000	0	0	0	0	40.000.000
403	03	00	00	Derechos sobre bienes intangibles	669.000	0	0	0	0	669.000
403	03	03	00	Paquetes y programas de computación	669.000	0	0	0	0	669.000
403	04	00	00	Servicios básicos	345.925.052	0	0	0	0	345.925.052
403	04	01	00	Electricidad	57.539.817	0	0	0	0	57.539.817

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 080002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	02	00	Gas	49.333	0	0	0	0	49.333
403	04	03	00	Agua	160.915.905	0	0	0	0	160.915.905
403	04	04	00	Teléfonos	69.804.898	0	0	0	0	69.804.898
403	04	04	01	Servicios de telefonía prestados por organismos públicos	55.500.680	0	0	0	0	55.500.680
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	14.304.218	0	0	0	0	14.304.218
403	04	05	00	Servicio de comunicaciones	17.101.328	0	0	0	0	17.101.328
403	04	06	00	Servicio de aseo urbano y domiciliario	40.513.771	0	0	0	0	40.513.771
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	80.000.000	0	0	0	0	80.000.000
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	20.000.000	0	0	0	0	20.000.000
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	60.000.000	0	0	0	0	60.000.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	111.426.188	0	0	0	0	111.426.188
403	07	01	00	Publicidad y propaganda	1.600.000	0	0	0	0	1.600.000
403	07	02	00	Imprenta y reproducción	21.330.936	0	0	0	0	21.330.936
403	07	03	00	Relaciones sociales	79.745.252	0	0	0	0	79.745.252
403	07	04	00	Avisos	8.750.000	0	0	0	0	8.750.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	286.201.563	0	0	0	0	286.201.563
403	08	01	00	Primas y gastos de seguros	286.197.063	0	0	0	0	286.197.063
403	08	02	00	Comisiones y gastos bancarios	4.500	0	0	0	0	4.500
403	09	00	00	Viáticos y pasajes	517.411.237	0	0	0	0	517.411.237
403	09	01	00	Viáticos y pasajes dentro del país	112.465.987	0	0	0	0	112.465.987
403	09	02	00	Viáticos y pasajes fuera del país	404.945.250	0	0	0	0	404.945.250
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	19.569.400	0	0	0	0	19.569.400
403	10	03	00	Servicios de procesamiento de datos	669.400	0	0	0	0	669.400
403	10	11	00	Servicios para la elaboración y suministro de comida	18.900.000	0	0	0	0	18.900.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	127.845.998	0	0	0	0	127.845.998
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.000.000	0	0	0	0	1.000.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	99.311.475	0	0	0	0	99.311.475
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de	12.518.022	0	0	0	0	12.518.022

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 080002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				señalamiento						
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	112.112	0	0	0	0	112.112
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	1.539.439	0	0	0	0	1.539.439
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	12.615.070	0	0	0	0	12.615.070
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	749.880	0	0	0	0	749.880
403	12	00	00	Conservación y reparaciones menores de obras	88.932.667	0	0	0	0	88.932.667
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	88.932.667	0	0	0	0	88.932.667
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	160.000	0	0	0	0	160.000
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	160.000	0	0	0	0	160.000
403	18	00	00	Impuestos indirectos	270.499.191	0	0	0	0	270.499.191
403	18	01	00	Impuesto al valor agregado	270.499.191	0	0	0	0	270.499.191
404	**00**	**00**	**00**	**Activos reales**	**320.565.859**	**0**	**0**	**0**	**0**	**320.565.859**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	52.436.712	0	0	0	0	52.436.712
404	01	01	00	Repuestos mayores	24.160.944	0	0	0	0	24.160.944
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	310.000	0	0	0	0	310.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	20.923.200	0	0	0	0	20.923.200
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	2.927.744	0	0	0	0	2.927.744
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	28.275.768	0	0	0	0	28.275.768
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	28.275.768	0	0	0	0	28.275.768
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	28.011.242	0	0	0	0	28.011.242
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	1.000.000	0	0	0	0	1.000.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	27.011.242	0	0	0	0	27.011.242
404	04	00	00	Equipos de transporte, tracción y elevación	4.000.000	0	0	0	0	4.000.000
404	04	01	00	Vehículos automotores terrestres	4.000.000	0	0	0	0	4.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	23.092.500	0	0	0	0	23.092.500
404	05	01	00	Equipos de telecomunicaciones	23.092.500	0	0	0	0	23.092.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.676.580	0	0	0	0	6.676.580

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 080002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	02	00	Equipos de enseñanza, deporte y recreación	3.140.180	0	0	0	0	3.140.180
404	07	05	00	Equipos religiosos	611.000	0	0	0	0	611.000
404	07	06	00	Instrumentos musicales y equipos de audio	2.925.400	0	0	0	0	2.925.400
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	29.508.079	0	0	0	0	29.508.079
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	29.508.079	0	0	0	0	29.508.079
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	175.390.746	0	0	0	0	175.390.746
404	09	01	00	Mobiliario y equipos de oficina	48.271.590	0	0	0	0	48.271.590
404	09	02	00	Equipos de computación	75.618.660	0	0	0	0	75.618.660
404	09	03	00	Mobiliario y equipos de alojamiento	51.500.496	0	0	0	0	51.500.496
404	12	00	00	Activos intangibles	1.450.000	0	0	0	0	1.450.000
404	12	04	00	Paquetes y programas de computación	1.450.000	0	0	0	0	1.450.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**480.100.000**	**0**	**0**	**0**	**0**	**480.100.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	480.100.000	0	0	0	0	480.100.000
406	01	01	00	Gastos de defensa y seguridad del Estado	480.100.000	0	0	0	0	480.100.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.697.652**	**0**	**0**	**0**	**0**	**1.697.652**
407	01	00	00	Transferencias y donaciones corrientes internas	1.697.652	0	0	0	0	1.697.652
407	01	01	00	Transferencias corrientes internas al sector privado	1.697.652	0	0	0	0	1.697.652
407	01	01	04	Becas universitarias en el país	1.697.652	0	0	0	0	1.697.652
411	**00**	**00**	**00**	**Disminución de pasivos**	**31.508.613**	**0**	**0**	**0**	**0**	**31.508.613**
411	11	00	00	Obligaciones de ejercicios anteriores	31.508.613	0	0	0	0	31.508.613
411	11	04	00	Compromisos pendientes de ejercicios anteriores	31.508.613	0	0	0	0	31.508.613
				Totales	**3.287.269.912**	**0**	**0**	**0**	**0**	**3.287.269.912**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 080002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**5.596.767**	**0**	**0**	**0**	**0**	**5.596.767**
407	01	00	00	Transferencias y donaciones corrientes internas	5.385.707	0	0	0	0	5.385.707
407	01	01	00	Transferencias corrientes internas al sector privado	385.707	0	0	0	0	385.707
407	01	01	73	Subsidios a instituciones benéficas privadas	385.707	0	0	0	0	385.707
407	01	02	00	Donaciones corrientes internas al sector privado	5.000.000	0	0	0	0	5.000.000
407	01	02	01	Donaciones corrientes a personas	5.000.000	0	0	0	0	5.000.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	211.060	0	0	0	0	211.060
407	02	01	00	Transferencias corrientes al exterior	211.060	0	0	0	0	211.060
407	02	01	04	Transferencias corrientes a organismos internacionales	211.060	0	0	0	0	211.060
				Totales	**5.596.767**	**0**	**0**	**0**	**0**	**5.596.767**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 080002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.004.957.313**	**0**	**0**	**0**	**0**	**2.004.957.313**
407	01	00	00	Transferencias y donaciones corrientes internas	2.004.957.313	0	0	0	0	2.004.957.313
407	01	03	00	Transferencias corrientes internas al sector público	2.004.957.313	0	0	0	0	2.004.957.313
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	207.231.740	0	0	0	0	207.231.740
407	01	03	04	Transferencias corrientes a instituciones de protección social	1.797.725.573	0	0	0	0	1.797.725.573
				Totales	**2.004.957.313**	**0**	**0**	**0**	**0**	**2.004.957.313**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.394.196.999**	**0**	**0**	**0**	**0**	**1.394.196.999**
407	01	00	00	Transferencias y donaciones corrientes internas	1.394.196.999	0	0	0	0	1.394.196.999
407	01	01	00	Transferencias corrientes internas al sector privado	1.394.196.999	0	0	0	0	1.394.196.999
407	01	01	01	Pensiones del personal empleado, obrero y militar	149.308.942	0	0	0	0	149.308.942
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	409.067.736	0	0	0	0	409.067.736
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	5.407.730	0	0	0	0	5.407.730
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	225.046.760	0	0	0	0	225.046.760
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	17.192.947	0	0	0	0	17.192.947
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	588.172.884	0	0	0	0	588.172.884
				Totales	**1.394.196.999**	**0**	**0**	**0**	**0**	**1.394.196.999**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 08 - 297

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 080003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.394.196.999**	**0**	**0**	**0**	**0**	**1.394.196.999**
407	01	00	00	Transferencias y donaciones corrientes internas	1.394.196.999	0	0	0	0	1.394.196.999
407	01	01	00	Transferencias corrientes internas al sector privado	1.394.196.999	0	0	0	0	1.394.196.999
407	01	01	01	Pensiones del personal empleado, obrero y militar	149.308.942	0	0	0	0	149.308.942
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	409.067.736	0	0	0	0	409.067.736
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	5.407.730	0	0	0	0	5.407.730
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	225.046.760	0	0	0	0	225.046.760
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	17.192.947	0	0	0	0	17.192.947
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	588.172.884	0	0	0	0	588.172.884
				Totales	**1.394.196.999**	**0**	**0**	**0**	**0**	**1.394.196.999**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080006000 AGREGADURÍAS MILITARES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**73.251.000**	**0**	**0**	**0**	**0**	**73.251.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	73.251.000	0	0	0	0	73.251.000
406	01	01	00	Gastos de defensa y seguridad del Estado	73.251.000	0	0	0	0	73.251.000
				Totales	**73.251.000**	**0**	**0**	**0**	**0**	**73.251.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 08 - 300

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080006000 AGREGADURÍAS MILITARES

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

08 - 301

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080006000 AGREGADURÍAS MILITARES

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 080006001 AGREGADURÍAS MILITARES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**73.251.000**	**0**	**0**	**0**	**0**	**73.251.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	73.251.000	0	0	0	0	73.251.000
406	01	01	00	Gastos de defensa y seguridad del Estado	73.251.000	0	0	0	0	73.251.000
				Totales	**73.251.000**	**0**	**0**	**0**	**0**	**73.251.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.500.304**	**0**	**0**	**0**	**0**	**2.500.304**
402	01	00	00	Productos alimenticios y agropecuarios	2.500.304	0	0	0	0	2.500.304
402	01	01	00	Alimentos y bebidas para personas	2.500.304	0	0	0	0	2.500.304
403	**00**	**00**	**00**	**Servicios no personales**	**300.041**	**0**	**0**	**0**	**0**	**300.041**
403	18	00	00	Impuestos indirectos	300.041	0	0	0	0	300.041
403	18	01	00	Impuesto al valor agregado	300.041	0	0	0	0	300.041
				Totales	**2.800.345**	**0**	**0**	**0**	**0**	**2.800.345**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 08 - 303

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 080007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.500.304**	**0**	**0**	**0**	**0**	**2.500.304**
402	01	00	00	Productos alimenticios y agropecuarios	2.500.304	0	0	0	0	2.500.304
402	01	01	00	Alimentos y bebidas para personas	2.500.304	0	0	0	0	2.500.304
403	**00**	**00**	**00**	**Servicios no personales**	**300.041**	**0**	**0**	**0**	**0**	**300.041**
403	18	00	00	Impuestos indirectos	300.041	0	0	0	0	300.041
403	18	01	00	Impuesto al valor agregado	300.041	0	0	0	0	300.041
				Totales	**2.800.345**	**0**	**0**	**0**	**0**	**2.800.345**

10
Ministerio del Poder Popular para la Educación

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	64.826.436.144	0	0	0	0	64.826.436.144
401	01	00	00	Sueldos, salarios y otras retribuciones	34.727.533.791	0	0	0	0	34.727.533.791
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	23.437.046.442	0	0	0	0	23.437.046.442
401	01	03	00	Suplencias a empleados	242.227.768	0	0	0	0	242.227.768
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	6.462.731.367	0	0	0	0	6.462.731.367
401	01	13	00	Suplencias a obreros	363.341.649	0	0	0	0	363.341.649
401	01	18	00	Remuneraciones al personal contratado	15.148.567	0	0	0	0	15.148.567
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	8.948.400	0	0	0	0	8.948.400
401	01	18	02	Remuneraciones por honorarios profesionales	6.200.167	0	0	0	0	6.200.167
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	51.017	0	0	0	0	51.017
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	27.702.122	0	0	0	0	27.702.122
401	01	99	00	Otras retribuciones	4.179.284.859	0	0	0	0	4.179.284.859
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.313.209.671	0	0	0	0	1.313.209.671
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	348.733.363	0	0	0	0	348.733.363
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	964.476.308	0	0	0	0	964.476.308
401	03	00	00	Primas	6.839.032.825	0	0	0	0	6.839.032.825
401	03	01	00	Primas por mérito a empleados	1.072.134.344	0	0	0	0	1.072.134.344
401	03	02	00	Primas de transporte a empleados	1.106.742.000	0	0	0	0	1.106.742.000
401	03	08	00	Primas de profesionalización a empleados	109.119.197	0	0	0	0	109.119.197
401	03	09	00	Primas por antigüedad a empleados	862.717.730	0	0	0	0	862.717.730
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	31.443.381	0	0	0	0	31.443.381
401	03	16	00	Primas por mérito a obreros	24.163.870	0	0	0	0	24.163.870
401	03	21	00	Primas por antigüedad a obreros	222.572.490	0	0	0	0	222.572.490
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	121.946	0	0	0	0	121.946
401	03	47	00	Primas al personal de alto nivel y de dirección	56.619.648	0	0	0	0	56.619.648
401	03	97	00	Otras primas a empleados	3.135.522.863	0	0	0	0	3.135.522.863
401	03	98	00	Otras primas a obreros	217.875.356	0	0	0	0	217.875.356
401	04	00	00	Complementos de sueldos y salarios	8.904.959.167	0	0	0	0	8.904.959.167
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	10.745.402	0	0	0	0	10.745.402
401	04	02	00	Complemento a empleados por trabajo nocturno	76.199.206	0	0	0	0	76.199.206

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	03	00	Complemento a empleados por gastos de alimentación	5.050.691	0	0	0	0	5.050.691
401	04	04	00	Complemento a empleados por gastos de transporte	123.000	0	0	0	0	123.000
401	04	08	00	Bono compensatorio de alimentación a empleados	6.216.367.904	0	0	0	0	6.216.367.904
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	5.712.559	0	0	0	0	5.712.559
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	56.526.234	0	0	0	0	56.526.234
401	04	16	00	Complemento a obreros por gastos de alimentación	1.943.546	0	0	0	0	1.943.546
401	04	18	00	Bono compensatorio de alimentación a obreros	2.218.555.735	0	0	0	0	2.218.555.735
401	04	19	00	Bono compensatorio de transporte a obreros	200.602.800	0	0	0	0	200.602.800
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.623.164	0	0	0	0	1.623.164
401	04	25	00	Complemento al personal contratado por gastos de alimentación	474.114	0	0	0	0	474.114
401	04	97	00	Otros complementos a obreros	111.034.812	0	0	0	0	111.034.812
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	849.097.114	0	0	0	0	849.097.114
401	05	03	00	Bono vacacional a empleados	623.212.411	0	0	0	0	623.212.411
401	05	06	00	Bono vacacional a obreros	214.855.239	0	0	0	0	214.855.239
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	30.029	0	0	0	0	30.029
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	10.999.435	0	0	0	0	10.999.435
401	06	00	00	Aportes patronales y legales	4.321.033.832	0	0	0	0	4.321.033.832
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.424.236.059	0	0	0	0	1.424.236.059
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	1.589.230.578	0	0	0	0	1.589.230.578
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	53.507.306	0	0	0	0	53.507.306
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	295.924.603	0	0	0	0	295.924.603
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	287.000.956	0	0	0	0	287.000.956
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	442.664.400	0	0	0	0	442.664.400
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	91.975.825	0	0	0	0	91.975.825
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	136.494.105	0	0	0	0	136.494.105
401	07	00	00	Asistencia socio-económica	6.232.307.064	0	0	0	0	6.232.307.064
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	4.795.645.955	0	0	0	0	4.795.645.955
401	07	19	00	Ayudas por matrimonio de obreros	176.400	0	0	0	0	176.400
401	07	20	00	Ayudas por nacimiento de hijos de obreros	5.888.250	0	0	0	0	5.888.250
401	07	21	00	Ayudas por defunción a obreros	1.305.750	0	0	0	0	1.305.750

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	54.676.592	0	0	0	0	54.676.592
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.374.614.117	0	0	0	0	1.374.614.117
401	08	00	00	Prestaciones sociales e indemnizaciones	330.240.000	0	0	0	0	330.240.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	175.560.000	0	0	0	0	175.560.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	124.800.000	0	0	0	0	124.800.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	29.880.000	0	0	0	0	29.880.000
401	96	00	00	Otros gastos del personal empleado	1.010.069.932	0	0	0	0	1.010.069.932
401	96	01	00	Otros gastos del personal empleado	1.010.069.932	0	0	0	0	1.010.069.932
401	97	00	00	Otros gastos del personal obrero	298.952.748	0	0	0	0	298.952.748
401	97	01	00	Otros gastos del personal obrero	298.952.748	0	0	0	0	298.952.748
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.492.717.145**	**0**	**0**	**0**	**0**	**2.492.717.145**
402	01	00	00	Productos alimenticios y agropecuarios	455.446.247	0	0	0	0	455.446.247
402	01	01	00	Alimentos y bebidas para personas	447.117.438	0	0	0	0	447.117.438
402	01	02	00	Alimentos para animales	3.396.630	0	0	0	0	3.396.630
402	01	03	00	Productos agrícolas y pecuarios	4.932.179	0	0	0	0	4.932.179
402	02	00	00	Productos de minas, canteras y yacimientos	7.446.640	0	0	0	0	7.446.640
402	02	02	00	Petróleo crudo y gas natural	737.584	0	0	0	0	737.584
402	02	03	00	Mineral de hierro	14.396	0	0	0	0	14.396
402	02	04	00	Mineral no ferroso	122.670	0	0	0	0	122.670
402	02	05	00	Piedra, arcilla, arena y tierra	6.571.634	0	0	0	0	6.571.634
402	02	06	00	Mineral para la fabricación de productos químicos	356	0	0	0	0	356
402	03	00	00	Textiles y vestuarios	147.211.601	0	0	0	0	147.211.601
402	03	01	00	Textiles	33.618.895	0	0	0	0	33.618.895
402	03	02	00	Prendas de vestir	87.864.968	0	0	0	0	87.864.968
402	03	03	00	Calzados	25.661.838	0	0	0	0	25.661.838
402	03	99	00	Otros productos textiles y vestuarios	65.900	0	0	0	0	65.900
402	04	00	00	Productos de cuero y caucho	29.806.660	0	0	0	0	29.806.660
402	04	01	00	Cueros y pieles	60.800	0	0	0	0	60.800
402	04	03	00	Cauchos y tripas para vehículos	29.740.653	0	0	0	0	29.740.653
402	04	99	00	Otros productos de cuero y caucho	5.207	0	0	0	0	5.207
402	05	00	00	Productos de papel, cartón e impresos	842.942.620	0	0	0	0	842.942.620

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	643.589.051	0	0	0	0	643.589.051
402	05	02	00	Envases y cajas de papel y cartón	15.197.323	0	0	0	0	15.197.323
402	05	03	00	Productos de papel y cartón para oficina	137.896.119	0	0	0	0	137.896.119
402	05	04	00	Libros, revistas y periódicos	1.358.318	0	0	0	0	1.358.318
402	05	05	00	Material de enseñanza	8.210.945	0	0	0	0	8.210.945
402	05	06	00	Productos de papel y cartón para computación	5.401.431	0	0	0	0	5.401.431
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	30.522.200	0	0	0	0	30.522.200
402	05	99	00	Otros productos de pulpa, papel y cartón	767.233	0	0	0	0	767.233
402	06	00	00	Productos químicos y derivados	270.007.327	0	0	0	0	270.007.327
402	06	01	00	Sustancias químicas y de uso industrial	1.514.025	0	0	0	0	1.514.025
402	06	02	00	Abonos, plaguicidas y otros	2.746.724	0	0	0	0	2.746.724
402	06	03	00	Tintas, pinturas y colorantes	224.594.371	0	0	0	0	224.594.371
402	06	04	00	Productos farmacéuticos y medicamentos	5.951.955	0	0	0	0	5.951.955
402	06	05	00	Productos de tocador	454.387	0	0	0	0	454.387
402	06	06	00	Combustibles y lubricantes	7.594.473	0	0	0	0	7.594.473
402	06	07	00	Productos diversos derivados del petróleo y del carbón	130.871	0	0	0	0	130.871
402	06	08	00	Productos plásticos	26.950.641	0	0	0	0	26.950.641
402	06	99	00	Otros productos de la industria química y conexos	69.880	0	0	0	0	69.880
402	07	00	00	Productos minerales no metálicos	15.817.202	0	0	0	0	15.817.202
402	07	01	00	Productos de barro, loza y porcelana	435.452	0	0	0	0	435.452
402	07	02	00	Vidrios y productos de vidrio	2.680.652	0	0	0	0	2.680.652
402	07	03	00	Productos de arcilla para construcción	1.422.701	0	0	0	0	1.422.701
402	07	04	00	Cemento, cal y yeso	11.178.397	0	0	0	0	11.178.397
402	07	99	00	Otros productos minerales no metálicos	100.000	0	0	0	0	100.000
402	08	00	00	Productos metálicos	107.350.593	0	0	0	0	107.350.593
402	08	01	00	Productos primarios de hierro y acero	9.086.467	0	0	0	0	9.086.467
402	08	02	00	Productos de metales no ferrosos	241.765	0	0	0	0	241.765
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	61.641.406	0	0	0	0	61.641.406
402	08	04	00	Productos metálicos estructurales	1.061.458	0	0	0	0	1.061.458
402	08	07	00	Material de señalamiento	76.737	0	0	0	0	76.737
402	08	08	00	Material de educación	4.370.210	0	0	0	0	4.370.210

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	28.861.129	0	0	0	0	28.861.129
402	08	10	00	Repuestos y accesorios para otros equipos	1.709.583	0	0	0	0	1.709.583
402	08	99	00	Otros productos metálicos	301.838	0	0	0	0	301.838
402	09	00	00	Productos de madera	8.172.401	0	0	0	0	8.172.401
402	09	01	00	Productos primarios de madera	6.252.390	0	0	0	0	6.252.390
402	09	02	00	Muebles y accesorios de madera para edificaciones	1.359.958	0	0	0	0	1.359.958
402	09	99	00	Otros productos de madera	560.053	0	0	0	0	560.053
402	10	00	00	Productos varios y útiles diversos	608.305.312	0	0	0	0	608.305.312
402	10	01	00	Artículos de deporte, recreación y juguetes	33.765.736	0	0	0	0	33.765.736
402	10	02	00	Materiales y útiles de limpieza y aseo	169.051.732	0	0	0	0	169.051.732
402	10	03	00	Utensilios de cocina y comedor	6.964.554	0	0	0	0	6.964.554
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	8.929.709	0	0	0	0	8.929.709
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	66.434.423	0	0	0	0	66.434.423
402	10	06	00	Condecoraciones, ofrendas y similares	3.799.299	0	0	0	0	3.799.299
402	10	07	00	Productos de seguridad en el trabajo	25.285.362	0	0	0	0	25.285.362
402	10	08	00	Materiales para equipos de computación	142.573.448	0	0	0	0	142.573.448
402	10	09	00	Especies timbradas y valores	192.873	0	0	0	0	192.873
402	10	10	00	Útiles religiosos	175.399	0	0	0	0	175.399
402	10	11	00	Materiales eléctricos	78.249.078	0	0	0	0	78.249.078
402	10	12	00	Materiales para instalaciones sanitarias	70.875.118	0	0	0	0	70.875.118
402	10	13	00	Materiales fotográficos	234.861	0	0	0	0	234.861
402	10	99	00	Otros productos y útiles diversos	1.773.720	0	0	0	0	1.773.720
402	99	00	00	Otros materiales y suministros	210.542	0	0	0	0	210.542
402	99	01	00	Otros materiales y suministros	210.542	0	0	0	0	210.542
403	**00**	**00**	**00**	**Servicios no personales**	**13.751.447.240**	**0**	**0**	**0**	**0**	**13.751.447.240**
403	01	00	00	Alquileres de inmuebles	93.350.411	0	0	0	0	93.350.411
403	01	01	00	Alquileres de edificios y locales	92.811.530	0	0	0	0	92.811.530
403	01	02	00	Alquileres de instalaciones culturales y recreativas	538.881	0	0	0	0	538.881
403	02	00	00	Alquileres de maquinaria y equipos	360.335.901	0	0	0	0	360.335.901
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	264.479	0	0	0	0	264.479
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	356.033.884	0	0	0	0	356.033.884

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	19.000	0	0	0	0	19.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	20.200	0	0	0	0	20.200
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	278.138	0	0	0	0	278.138
403	02	99	00	Alquileres de otras maquinaria y equipos	3.720.200	0	0	0	0	3.720.200
403	03	00	00	Derechos sobre bienes intangibles	1.000.000	0	0	0	0	1.000.000
403	03	03	00	Paquetes y programas de computación	1.000.000	0	0	0	0	1.000.000
403	04	00	00	Servicios básicos	2.404.880.576	0	0	0	0	2.404.880.576
403	04	01	00	Electricidad	94.396.031	0	0	0	0	94.396.031
403	04	02	00	Gas	632.848	0	0	0	0	632.848
403	04	03	00	Agua	221.747.684	0	0	0	0	221.747.684
403	04	04	00	Teléfonos	17.320.872	0	0	0	0	17.320.872
403	04	04	01	Servicios de telefonía prestados por organismos públicos	15.464.737	0	0	0	0	15.464.737
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.856.135	0	0	0	0	1.856.135
403	04	05	00	Servicio de comunicaciones	2.054.464.220	0	0	0	0	2.054.464.220
403	04	06	00	Servicio de aseo urbano y domiciliario	10.105.643	0	0	0	0	10.105.643
403	04	07	00	Servicio de condominio	6.213.278	0	0	0	0	6.213.278
403	06	00	00	Servicios de transporte y almacenaje	1.202.291.084	0	0	0	0	1.202.291.084
403	06	01	00	Fletes y embalajes	1.194.597.263	0	0	0	0	1.194.597.263
403	06	03	00	Estacionamiento	186.313	0	0	0	0	186.313
403	06	04	00	Peaje	7.508	0	0	0	0	7.508
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	7.500.000	0	0	0	0	7.500.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.454.862.306	0	0	0	0	6.454.862.306
403	07	01	00	Publicidad y propaganda	39.746.582	0	0	0	0	39.746.582
403	07	02	00	Imprenta y reproducción	6.127.876.434	0	0	0	0	6.127.876.434
403	07	03	00	Relaciones sociales	265.667.820	0	0	0	0	265.667.820
403	07	04	00	Avisos	21.571.470	0	0	0	0	21.571.470
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	57.545.670	0	0	0	0	57.545.670
403	08	01	00	Primas y gastos de seguros	55.000.000	0	0	0	0	55.000.000
403	08	02	00	Comisiones y gastos bancarios	2.545.670	0	0	0	0	2.545.670
403	09	00	00	Viáticos y pasajes	943.088.862	0	0	0	0	943.088.862
403	09	01	00	Viáticos y pasajes dentro del país	912.979.906	0	0	0	0	912.979.906

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	30.000.000	0	0	0	0	30.000.000
403	09	03	00	Asignación por kilómetros recorridos	108.956	0	0	0	0	108.956
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	307.622.428	0	0	0	0	307.622.428
403	10	01	00	Servicios jurídicos	21.896.366	0	0	0	0	21.896.366
403	10	02	00	Servicios de contabilidad y auditoría	3.500.000	0	0	0	0	3.500.000
403	10	03	00	Servicios de procesamiento de datos	6.046.512	0	0	0	0	6.046.512
403	10	04	00	Servicios de ingeniería y arquitectónicos	10.966.000	0	0	0	0	10.966.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	48.300	0	0	0	0	48.300
403	10	07	00	Servicios de capacitación y adiestramiento	8.890.578	0	0	0	0	8.890.578
403	10	09	00	Servicios de lavandería y tintorería	8.640	0	0	0	0	8.640
403	10	10	00	Servicios de vigilancia	1.500.000	0	0	0	0	1.500.000
403	10	11	00	Servicios para la elaboración y suministro de comida	202.601.719	0	0	0	0	202.601.719
403	10	99	00	Otros servicios profesionales y técnicos	52.164.313	0	0	0	0	52.164.313
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	416.806.456	0	0	0	0	416.806.456
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	44.644.341	0	0	0	0	44.644.341
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	298.882.249	0	0	0	0	298.882.249
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	4.058.273	0	0	0	0	4.058.273
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	12.678.279	0	0	0	0	12.678.279
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	658.733	0	0	0	0	658.733
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	54.182.041	0	0	0	0	54.182.041
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.702.540	0	0	0	0	1.702.540
403	12	00	00	Conservación y reparaciones menores de obras	84.265.915	0	0	0	0	84.265.915
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	83.800.852	0	0	0	0	83.800.852
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	465.063	0	0	0	0	465.063
403	15	00	00	Servicios fiscales	24.802	0	0	0	0	24.802
403	15	01	00	Derechos de importación y servicios aduaneros	16.560	0	0	0	0	16.560
403	15	02	00	Tasas y otros derechos obligatorios	8.242	0	0	0	0	8.242
403	16	00	00	Servicios de diversión, esparcimiento y culturales	24.250.744	0	0	0	0	24.250.744
403	16	01	00	Servicios de diversión, esparcimiento y culturales	24.250.744	0	0	0	0	24.250.744
403	18	00	00	Impuestos indirectos	1.399.880.224	0	0	0	0	1.399.880.224

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	1.399.276.518	0	0	0	0	1.399.276.518
403	18	99	00	Otros impuestos indirectos	603.706	0	0	0	0	603.706
403	99	00	00	Otros servicios no personales	1.241.861	0	0	0	0	1.241.861
403	99	01	00	Otros servicios no personales	1.241.861	0	0	0	0	1.241.861
404	**00**	**00**	**00**	**Activos reales**	**1.101.413.965**	**0**	**0**	**0**	**0**	**1.101.413.965**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	331.717.712	0	0	0	0	331.717.712
404	01	01	00	Repuestos mayores	6.600.000	0	0	0	0	6.600.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	330.000	0	0	0	0	330.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	6.270.000	0	0	0	0	6.270.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	325.117.712	0	0	0	0	325.117.712
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	323.400.000	0	0	0	0	323.400.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.454.112	0	0	0	0	1.454.112
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	263.600	0	0	0	0	263.600
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.509.269	0	0	0	0	3.509.269
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	300.000	0	0	0	0	300.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	100.000	0	0	0	0	100.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	2.573.080	0	0	0	0	2.573.080
404	03	05	00	Maquinaria y equipos industriales y de taller	61.270	0	0	0	0	61.270
404	03	06	00	Maquinaria y equipos de energía	424.919	0	0	0	0	424.919
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	50.000	0	0	0	0	50.000
404	04	00	00	Equipos de transporte, tracción y elevación	135.115.000	0	0	0	0	135.115.000
404	04	01	00	Vehículos automotores terrestres	135.000.000	0	0	0	0	135.000.000
404	04	03	00	Equipos marítimos de transporte	100.000	0	0	0	0	100.000
404	04	05	00	Vehículos de tracción no motorizados	15.000	0	0	0	0	15.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	123.849.624	0	0	0	0	123.849.624
404	05	01	00	Equipos de telecomunicaciones	123.251.861	0	0	0	0	123.251.861
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	597.763	0	0	0	0	597.763
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	300.000	0	0	0	0	300.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	300.000	0	0	0	0	300.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	259.224.424	0	0	0	0	259.224.424

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	01	00	Equipos científicos y de laboratorio	65.490.709	0	0	0	0	65.490.709
404	07	02	00	Equipos de enseñanza, deporte y recreación	192.983.715	0	0	0	0	192.983.715
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	250.000	0	0	0	0	250.000
404	07	06	00	Instrumentos musicales y equipos de audio	500.000	0	0	0	0	500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	247.058.845	0	0	0	0	247.058.845
404	09	01	00	Mobiliario y equipos de oficina	140.322.020	0	0	0	0	140.322.020
404	09	02	00	Equipos de computación	54.796.825	0	0	0	0	54.796.825
404	09	03	00	Mobiliario y equipos de alojamiento	44.140.000	0	0	0	0	44.140.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	7.800.000	0	0	0	0	7.800.000
404	12	00	00	Activos intangibles	18.543	0	0	0	0	18.543
404	12	04	00	Paquetes y programas de computación	18.543	0	0	0	0	18.543
404	99	00	00	Otros activos reales	620.548	0	0	0	0	620.548
404	99	01	00	Otros activos reales	620.548	0	0	0	0	620.548
407	**00**	**00**	**00**	**Transferencias y donaciones**	**56.954.573.174**	**0**	**0**	**0**	**0**	**56.954.573.174**
407	01	00	00	Transferencias y donaciones corrientes internas	50.631.842.888	0	0	0	0	50.631.842.888
407	01	01	00	Transferencias corrientes internas al sector privado	26.390.663.997	0	0	0	0	26.390.663.997
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.285.962.551	0	0	0	0	1.285.962.551
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	15.985.294.801	0	0	0	0	15.985.294.801
407	01	01	03	Becas escolares	600.000.000	0	0	0	0	600.000.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	295.807.107	0	0	0	0	295.807.107
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	2.291.819.501	0	0	0	0	2.291.819.501
407	01	01	70	Subsidios educacionales al sector privado	5.845.258.105	0	0	0	0	5.845.258.105
407	01	01	72	Subsidios culturales al sector privado	68.397.940	0	0	0	0	68.397.940
407	01	01	73	Subsidios a instituciones benéficas privadas	18.123.992	0	0	0	0	18.123.992
407	01	03	00	Transferencias corrientes internas al sector público	24.241.178.891	0	0	0	0	24.241.178.891
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.624.557.350	0	0	0	0	6.624.557.350
407	01	03	04	Transferencias corrientes a instituciones de protección social	7.427.325.633	0	0	0	0	7.427.325.633
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	10.189.295.908	0	0	0	0	10.189.295.908
407	02	00	00	Transferencias y donaciones corrientes al exterior	62.159.583	0	0	0	0	62.159.583
407	02	01	00	Transferencias corrientes al exterior	2.759.583	0	0	0	0	2.759.583
407	02	01	04	Transferencias corrientes a organismos internacionales	2.759.583	0	0	0	0	2.759.583

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	02	02	00	Donaciones corrientes al exterior	59.400.000	0	0	0	0	59.400.000
407	02	02	01	Donaciones corrientes a personas	59.400.000	0	0	0	0	59.400.000
407	03	00	00	Transferencias y donaciones de capital internas	6.260.570.703	0	0	0	0	6.260.570.703
407	03	03	00	Transferencias de capital internas al sector público	6.260.570.703	0	0	0	0	6.260.570.703
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	6.260.570.703	0	0	0	0	6.260.570.703
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.008.950.500**	**0**	**0**	**0**	**0**	**1.008.950.500**
411	11	00	00	Obligaciones de ejercicios anteriores	1.008.950.500	0	0	0	0	1.008.950.500
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.008.950.500	0	0	0	0	1.008.950.500
				Totales	**140.135.538.168**	**0**	**0**	**0**	**0**	**140.135.538.168**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 128283 100103000 FORTALECIMIENTO DEL DESARROLLO CURRICULAR DEL SUBSISTEMA DE EDUCACIÓN BÁSICA.

OBJETIVO DEL PROYECTO: TRANSFORMAR EL CURRÍCULO NACIONAL EN TODOS LOS NIVELES DE LA EDUCACIÓN BÁSICA, CON ÉNFASIS EN EL NIVEL DE EDUCACIÓN MEDIA GENERAL Y MEDIA TÉCNICA EN CORRESPONDENCIA CON LAS NECESIDADES Y DEMANDAS DEL SISTEMA PRODUCTIVO NACIONAL, LOS VALORES Y PRINCIPIOS DE LA PATRIA PARA LA CONSTRUCCIÓN DE UNA CULTURA DE PAZ, SOLIDARIA Y LIBERTARIA QUE PROMUEVA LA INTEGRACIÓN LATINOAMERICANA Y CARIBEÑA.

UNIDAD DE MEDIDA: DOCENTE **META:** 594.458

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE EDUCACIÓN. **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.702.400**	**0**	**0**	**0**	**0**	**5.702.400**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.702.400	0	0	0	0	5.702.400
401	01	18	00	Remuneraciones al personal contratado	5.702.400	0	0	0	0	5.702.400
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	5.702.400	0	0	0	0	5.702.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.667.857**	**0**	**0**	**0**	**0**	**2.667.857**
402	01	00	00	Productos alimenticios y agropecuarios	597.960	0	0	0	0	597.960
402	01	01	00	Alimentos y bebidas para personas	597.960	0	0	0	0	597.960
402	05	00	00	Productos de papel, cartón e impresos	984.080	0	0	0	0	984.080
402	05	03	00	Productos de papel y cartón para oficina	406.951	0	0	0	0	406.951
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	577.129	0	0	0	0	577.129
402	10	00	00	Productos varios y útiles diversos	1.085.817	0	0	0	0	1.085.817
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	431.310	0	0	0	0	431.310
402	10	08	00	Materiales para equipos de computación	654.507	0	0	0	0	654.507
403	**00**	**00**	**00**	**Servicios no personales**	**3.492.129**	**0**	**0**	**0**	**0**	**3.492.129**
403	09	00	00	Viáticos y pasajes	2.911.274	0	0	0	0	2.911.274
403	09	01	00	Viáticos y pasajes dentro del país	2.911.274	0	0	0	0	2.911.274
403	18	00	00	Impuestos indirectos	580.855	0	0	0	0	580.855
403	18	01	00	Impuesto al valor agregado	580.855	0	0	0	0	580.855
404	**00**	**00**	**00**	**Activos reales**	**1.581.114**	**0**	**0**	**0**	**0**	**1.581.114**
404	05	00	00	Equipos de comunicaciones y de señalamiento	137.600	0	0	0	0	137.600
404	05	01	00	Equipos de telecomunicaciones	137.600	0	0	0	0	137.600
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	71.200	0	0	0	0	71.200
404	07	02	00	Equipos de enseñanza, deporte y recreación	71.200	0	0	0	0	71.200
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.372.314	0	0	0	0	1.372.314
404	09	02	00	Equipos de computación	1.372.314	0	0	0	0	1.372.314
				Totales	**13.443.500**	**0**	**0**	**0**	**0**	**13.443.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

10 - 12

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 128283 100103000 FORTALECIMIENTO DEL DESARROLLO CURRICULAR DEL SUBSISTEMA DE EDUCACIÓN BÁSICA.

OBJETIVO DEL PROYECTO: TRANSFORMAR EL CURRÍCULO NACIONAL EN TODOS LOS NIVELES DE LA EDUCACIÓN BÁSICA, CON ÉNFASIS EN EL NIVEL DE EDUCACIÓN MEDIA GENERAL Y MEDIA TÉCNICA EN CORRESPONDENCIA CON LAS NECESIDADES Y DEMANDAS DEL SISTEMA PRODUCTIVO NACIONAL, LOS VALORES Y PRINCIPIOS DE LA PATRIA PARA LA CONSTRUCCIÓN DE UNA CULTURA DE PAZ, SOLIDARIA Y LIBERTARIA QUE PROMUEVA LA INTEGRACIÓN LATINOAMERICANA Y CARIBEÑA.

UNIDAD DE MEDIDA: DOCENTE **META:** 594.458

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE EDUCACIÓN. **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 128283 100103000 FORTALECIMIENTO DEL DESARROLLO CURRICULAR DEL SUBSISTEMA DE EDUCACIÓN BÁSICA.

OBJETIVO DEL PROYECTO: TRANSFORMAR EL CURRÍCULO NACIONAL EN TODOS LOS NIVELES DE LA EDUCACIÓN BÁSICA, CON ÉNFASIS EN EL NIVEL DE EDUCACIÓN MEDIA GENERAL Y MEDIA TÉCNICA EN CORRESPONDENCIA CON LAS NECESIDADES Y DEMANDAS DEL SISTEMA PRODUCTIVO NACIONAL, LOS VALORES Y PRINCIPIOS DE LA PATRIA PARA LA CONSTRUCCIÓN DE UNA CULTURA DE PAZ, SOLIDARIA Y LIBERTARIA QUE PROMUEVA LA INTEGRACIÓN LATINOAMERICANA Y CARIBEÑA.

UNIDAD DE MEDIDA: DOCENTE **META:** 594.458

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE EDUCACIÓN. **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 100103001 DESARROLLAR MESAS TÉCNICAS PARA LA CREACIÓN, DISEÑO Y ACTUALIZACIÓN PERMANENTE DEL CURRÍCULO NACIONAL

UNIDAD DE MEDIDA: MESA **META:** 30

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE EDUCACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.035.292**	**0**	**0**	**0**	**0**	**1.035.292**
402	01	00	00	Productos alimenticios y agropecuarios	200.415	0	0	0	0	200.415
402	01	01	00	Alimentos y bebidas para personas	200.415	0	0	0	0	200.415
402	05	00	00	Productos de papel, cartón e impresos	674.963	0	0	0	0	674.963
402	05	03	00	Productos de papel y cartón para oficina	97.834	0	0	0	0	97.834
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	577.129	0	0	0	0	577.129
402	10	00	00	Productos varios y útiles diversos	159.914	0	0	0	0	159.914
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	159.914	0	0	0	0	159.914
403	**00**	**00**	**00**	**Servicios no personales**	**1.066.999**	**0**	**0**	**0**	**0**	**1.066.999**
403	09	00	00	Viáticos y pasajes	953.624	0	0	0	0	953.624
403	09	01	00	Viáticos y pasajes dentro del país	953.624	0	0	0	0	953.624
403	18	00	00	Impuestos indirectos	113.375	0	0	0	0	113.375
403	18	01	00	Impuesto al valor agregado	113.375	0	0	0	0	113.375
				Totales	**2.102.291**	**0**	**0**	**0**	**0**	**2.102.291**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 128283 100103000 FORTALECIMIENTO DEL DESARROLLO CURRICULAR DEL SUBSISTEMA DE EDUCACIÓN BÁSICA.

OBJETIVO DEL PROYECTO: TRANSFORMAR EL CURRÍCULO NACIONAL EN TODOS LOS NIVELES DE LA EDUCACIÓN BÁSICA, CON ÉNFASIS EN EL NIVEL DE EDUCACIÓN MEDIA GENERAL Y MEDIA TÉCNICA EN CORRESPONDENCIA CON LAS NECESIDADES Y DEMANDAS DEL SISTEMA PRODUCTIVO NACIONAL, LOS VALORES Y PRINCIPIOS DE LA PATRIA PARA LA CONSTRUCCIÓN DE UNA CULTURA DE PAZ, SOLIDARIA Y LIBERTARIA QUE PROMUEVA LA INTEGRACIÓN LATINOAMERICANA Y CARIBEÑA.

UNIDAD DE MEDIDA: DOCENTE **META:** 594.458

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE EDUCACIÓN. **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 100103002 REALIZAR NUEVOS TÍTULOS PARA RECURSOS DIGITALIZADOS PARA LOS APRENDIZAJES Y FORMACIÓN EN EL MARCO DEL DESARROLLO CURRICULAR VIGENTE, DE TODOS LOS NIVELES Y MODALIDADES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA EN EL PROYECTO CANAIMA EDUCATIVO.

UNIDAD DE MEDIDA: RECURSO **META:** 576

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE EDUCACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.272.236**	**0**	**0**	**0**	**0**	**1.272.236**
402	01	00	00	Productos alimenticios y agropecuarios	197.130	0	0	0	0	197.130
402	01	01	00	Alimentos y bebidas para personas	197.130	0	0	0	0	197.130
402	05	00	00	Productos de papel, cartón e impresos	309.117	0	0	0	0	309.117
402	05	03	00	Productos de papel y cartón para oficina	309.117	0	0	0	0	309.117
402	10	00	00	Productos varios y útiles diversos	765.989	0	0	0	0	765.989
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	111.482	0	0	0	0	111.482
402	10	08	00	Materiales para equipos de computación	654.507	0	0	0	0	654.507
403	**00**	**00**	**00**	**Servicios no personales**	**1.243.765**	**0**	**0**	**0**	**0**	**1.243.765**
403	09	00	00	Viáticos y pasajes	953.624	0	0	0	0	953.624
403	09	01	00	Viáticos y pasajes dentro del país	953.624	0	0	0	0	953.624
403	18	00	00	Impuestos indirectos	290.141	0	0	0	0	290.141
403	18	01	00	Impuesto al valor agregado	290.141	0	0	0	0	290.141
404	**00**	**00**	**00**	**Activos reales**	**1.581.114**	**0**	**0**	**0**	**0**	**1.581.114**
404	05	00	00	Equipos de comunicaciones y de señalamiento	137.600	0	0	0	0	137.600
404	05	01	00	Equipos de telecomunicaciones	137.600	0	0	0	0	137.600
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	71.200	0	0	0	0	71.200
404	07	02	00	Equipos de enseñanza, deporte y recreación	71.200	0	0	0	0	71.200
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.372.314	0	0	0	0	1.372.314
404	09	02	00	Equipos de computación	1.372.314	0	0	0	0	1.372.314
				Totales	**4.097.115**	**0**	**0**	**0**	**0**	**4.097.115**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 128283 100103000 FORTALECIMIENTO DEL DESARROLLO CURRICULAR DEL SUBSISTEMA DE EDUCACIÓN BÁSICA.

OBJETIVO DEL PROYECTO: TRANSFORMAR EL CURRÍCULO NACIONAL EN TODOS LOS NIVELES DE LA EDUCACIÓN BÁSICA, CON ÉNFASIS EN EL NIVEL DE EDUCACIÓN MEDIA GENERAL Y MEDIA TÉCNICA EN CORRESPONDENCIA CON LAS NECESIDADES Y DEMANDAS DEL SISTEMA PRODUCTIVO NACIONAL, LOS VALORES Y PRINCIPIOS DE LA PATRIA PARA LA CONSTRUCCIÓN DE UNA CULTURA DE PAZ, SOLIDARIA Y LIBERTARIA QUE PROMUEVA LA INTEGRACIÓN LATINOAMERICANA Y CARIBEÑA.

UNIDAD DE MEDIDA: DOCENTE **META:** 594.458

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE EDUCACIÓN. **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 100103003 DESARROLLAR MESAS DE TRABAJO PARA EL DISEÑO DE LAS ORIENTACIONES EDUCATIVAS DE LOS COMPONENTE Y EJES INTEGRADORES DEL CURRÍCULO NACIONAL DEL SUBSISTEMA DE EDUCACIÓN BÁSICA.

UNIDAD DE MEDIDA: MESA **META:** 70

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE EDUCACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.702.400**	**0**	**0**	**0**	**0**	**5.702.400**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.702.400	0	0	0	0	5.702.400
401	01	18	00	Remuneraciones al personal contratado	5.702.400	0	0	0	0	5.702.400
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	5.702.400	0	0	0	0	5.702.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**360.329**	**0**	**0**	**0**	**0**	**360.329**
402	01	00	00	Productos alimenticios y agropecuarios	200.415	0	0	0	0	200.415
402	01	01	00	Alimentos y bebidas para personas	200.415	0	0	0	0	200.415
402	10	00	00	Productos varios y útiles diversos	159.914	0	0	0	0	159.914
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	159.914	0	0	0	0	159.914
403	**00**	**00**	**00**	**Servicios no personales**	**1.181.365**	**0**	**0**	**0**	**0**	**1.181.365**
403	09	00	00	Viáticos y pasajes	1.004.026	0	0	0	0	1.004.026
403	09	01	00	Viáticos y pasajes dentro del país	1.004.026	0	0	0	0	1.004.026
403	18	00	00	Impuestos indirectos	177.339	0	0	0	0	177.339
403	18	01	00	Impuesto al valor agregado	177.339	0	0	0	0	177.339
				Totales	**7.244.094**	**0**	**0**	**0**	**0**	**7.244.094**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 128341 100105000 SISTEMA NACIONAL DE RECURSOS PARA EL APRENDIZAJE.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO DIDÁCTICO A LOS DOCENTES EN LOS AMBIENTES EDUCATIVOS Y EN LOS CENTROS DE INVESTIGACIÓN Y FORMACIÓN DEL MAGISTERIO VENEZOLANO.

UNIDAD DE MEDIDA: TIRAJE **META:** 36.105.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE EDUCACIÓN. **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.496.000**	**0**	**0**	**0**	**0**	**2.496.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.496.000	0	0	0	0	2.496.000
401	01	18	00	Remuneraciones al personal contratado	2.496.000	0	0	0	0	2.496.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	2.496.000	0	0	0	0	2.496.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**646.258.524**	**0**	**0**	**0**	**0**	**646.258.524**
402	01	00	00	Productos alimenticios y agropecuarios	2.184	0	0	0	0	2.184
402	01	01	00	Alimentos y bebidas para personas	2.184	0	0	0	0	2.184
402	05	00	00	Productos de papel, cartón e impresos	630.844.502	0	0	0	0	630.844.502
402	05	01	00	Pulpa de madera, papel y cartón	618.832.362	0	0	0	0	618.832.362
402	05	02	00	Envases y cajas de papel y cartón	11.291.600	0	0	0	0	11.291.600
402	05	03	00	Productos de papel y cartón para oficina	172.580	0	0	0	0	172.580
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	547.960	0	0	0	0	547.960
402	06	00	00	Productos químicos y derivados	10.030	0	0	0	0	10.030
402	06	03	00	Tintas, pinturas y colorantes	9.744	0	0	0	0	9.744
402	06	99	00	Otros productos de la industria química y conexos	286	0	0	0	0	286
402	08	00	00	Productos metálicos	211.502	0	0	0	0	211.502
402	08	01	00	Productos primarios de hierro y acero	3.244	0	0	0	0	3.244
402	08	02	00	Productos de metales no ferrosos	202.816	0	0	0	0	202.816
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.442	0	0	0	0	5.442
402	10	00	00	Productos varios y útiles diversos	15.190.306	0	0	0	0	15.190.306
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.030	0	0	0	0	2.030
402	10	07	00	Productos de seguridad en el trabajo	11.162.052	0	0	0	0	11.162.052
402	10	08	00	Materiales para equipos de computación	3.939.358	0	0	0	0	3.939.358
402	10	11	00	Materiales eléctricos	55.878	0	0	0	0	55.878
402	10	99	00	Otros productos y útiles diversos	30.988	0	0	0	0	30.988
403	**00**	**00**	**00**	**Servicios no personales**	**7.295.290.189**	**0**	**0**	**0**	**0**	**7.295.290.189**
403	06	00	00	Servicios de transporte y almacenaje	849.786.560	0	0	0	0	849.786.560
403	06	01	00	Fletes y embalajes	849.786.560	0	0	0	0	849.786.560
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.981.949.262	0	0	0	0	5.981.949.262
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 128341 100105000 SISTEMA NACIONAL DE RECURSOS PARA EL APRENDIZAJE.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO DIDÁCTICO A LOS DOCENTES EN LOS AMBIENTES EDUCATIVOS Y EN LOS CENTROS DE INVESTIGACIÓN Y FORMACIÓN DEL MAGISTERIO VENEZOLANO.

UNIDAD DE MEDIDA: TIRAJE **META:** 36.105.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE EDUCACIÓN. **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	02	00	Imprenta y reproducción	5.981.849.262	0	0	0	0	5.981.849.262
403	09	00	00	Viáticos y pasajes	2.656.000	0	0	0	0	2.656.000
403	09	01	00	Viáticos y pasajes dentro del país	2.656.000	0	0	0	0	2.656.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.000.000	0	0	0	0	2.000.000
403	10	11	00	Servicios para la elaboración y suministro de comida	2.000.000	0	0	0	0	2.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.560.000	0	0	0	0	1.560.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.560.000	0	0	0	0	1.560.000
403	18	00	00	Impuestos indirectos	457.144.105	0	0	0	0	457.144.105
403	18	01	00	Impuesto al valor agregado	457.144.105	0	0	0	0	457.144.105
403	99	00	00	Otros servicios no personales	194.262	0	0	0	0	194.262
403	99	01	00	Otros servicios no personales	194.262	0	0	0	0	194.262
404	**00**	**00**	**00**	**Activos reales**	**540.373.778**	**0**	**0**	**0**	**0**	**540.373.778**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.197.999	0	0	0	0	1.197.999
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.073.080	0	0	0	0	1.073.080
404	03	06	00	Maquinaria y equipos de energía	124.919	0	0	0	0	124.919
404	05	00	00	Equipos de comunicaciones y de señalamiento	117.712.024	0	0	0	0	117.712.024
404	05	01	00	Equipos de telecomunicaciones	117.114.261	0	0	0	0	117.114.261
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	597.763	0	0	0	0	597.763
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	251.473.224	0	0	0	0	251.473.224
404	07	01	00	Equipos científicos y de laboratorio	65.340.709	0	0	0	0	65.340.709
404	07	02	00	Equipos de enseñanza, deporte y recreación	186.132.515	0	0	0	0	186.132.515
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	169.990.531	0	0	0	0	169.990.531
404	09	01	00	Mobiliario y equipos de oficina	125.322.020	0	0	0	0	125.322.020
404	09	02	00	Equipos de computación	30.528.511	0	0	0	0	30.528.511
404	09	03	00	Mobiliario y equipos de alojamiento	14.140.000	0	0	0	0	14.140.000
				Totales	**8.484.418.491**	**0**	**0**	**0**	**0**	**8.484.418.491**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 128341 100105000 SISTEMA NACIONAL DE RECURSOS PARA EL APRENDIZAJE.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO DIDÁCTICO A LOS DOCENTES EN LOS AMBIENTES EDUCATIVOS Y EN LOS CENTROS DE INVESTIGACIÓN Y FORMACIÓN DEL MAGISTERIO VENEZOLANO.

UNIDAD DE MEDIDA: TIRAJE **META:** 36.105.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE EDUCACIÓN. **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 128341 100105000 SISTEMA NACIONAL DE RECURSOS PARA EL APRENDIZAJE.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO DIDÁCTICO A LOS DOCENTES EN LOS AMBIENTES EDUCATIVOS Y EN LOS CENTROS DE INVESTIGACIÓN Y FORMACIÓN DEL MAGISTERIO VENEZOLANO.

UNIDAD DE MEDIDA: TIRAJE **META:** 36.105.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE EDUCACIÓN. **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 100105002 DISEÑAR, PRODUCIR Y DISTRIBUIR LA REVISTA TRICOLOR, EN APOYO AL DESARROLLO DE PROGRAMAS EDUCATIVOS ESTRATÉGICOS A NIVEL NACIONAL .

UNIDAD DE MEDIDA: TIRAJE **META:** 6.000.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE EDUCACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**95.654**	**0**	**0**	**0**	**0**	**95.654**
402	05	00	00	Productos de papel, cartón e impresos	2.036	0	0	0	0	2.036
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.036	0	0	0	0	2.036
402	10	00	00	Productos varios y útiles diversos	93.618	0	0	0	0	93.618
402	10	08	00	Materiales para equipos de computación	93.618	0	0	0	0	93.618
403	**00**	**00**	**00**	**Servicios no personales**	**60.561.104**	**0**	**0**	**0**	**0**	**60.561.104**
403	06	00	00	Servicios de transporte y almacenaje	21.600	0	0	0	0	21.600
403	06	01	00	Fletes y embalajes	21.600	0	0	0	0	21.600
403	07	00	00	Servicios de información, impresión y relaciones públicas	55.146.667	0	0	0	0	55.146.667
403	07	02	00	Imprenta y reproducción	55.146.667	0	0	0	0	55.146.667
403	18	00	00	Impuestos indirectos	5.392.837	0	0	0	0	5.392.837
403	18	01	00	Impuesto al valor agregado	5.392.837	0	0	0	0	5.392.837
404	**00**	**00**	**00**	**Activos reales**	**160.000**	**0**	**0**	**0**	**0**	**160.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	160.000	0	0	0	0	160.000
404	09	02	00	Equipos de computación	160.000	0	0	0	0	160.000
				Totales	**60.816.758**	**0**	**0**	**0**	**0**	**60.816.758**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 128341 100105000 SISTEMA NACIONAL DE RECURSOS PARA EL APRENDIZAJE.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO DIDÁCTICO A LOS DOCENTES EN LOS AMBIENTES EDUCATIVOS Y EN LOS CENTROS DE INVESTIGACIÓN Y FORMACIÓN DEL MAGISTERIO VENEZOLANO.

UNIDAD DE MEDIDA: TIRAJE **META:** 36.105.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE EDUCACIÓN. **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 100105003 DISEÑAR, PRODUCIR Y DISTRIBUIR EL CALENDARIO ESCOLAR A LOS CENTROS DE EDUCACIÓN A NIVEL NACIONAL, COMO INSTRUMENTO PEDAGÓGICO EN APOYO AL DESARROLLO DE PROGRAMAS EDUCATIVOS ESTRATÉGICOS, EN EL MARCO DEL PLAN DE LA PATRIA 2013-2019.

UNIDAD DE MEDIDA: TIRAJE **META:** 105.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE EDUCACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.560.104**	**0**	**0**	**0**	**0**	**1.560.104**
403	06	00	00	Servicios de transporte y almacenaje	8.000	0	0	0	0	8.000
403	06	01	00	Fletes y embalajes	8.000	0	0	0	0	8.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.311.144	0	0	0	0	1.311.144
403	07	02	00	Imprenta y reproducción	1.311.144	0	0	0	0	1.311.144
403	18	00	00	Impuestos indirectos	240.960	0	0	0	0	240.960
403	18	01	00	Impuesto al valor agregado	240.960	0	0	0	0	240.960
				Totales	**1.560.104**	**0**	**0**	**0**	**0**	**1.560.104**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 128341 100105000 SISTEMA NACIONAL DE RECURSOS PARA EL APRENDIZAJE.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO DIDÁCTICO A LOS DOCENTES EN LOS AMBIENTES EDUCATIVOS Y EN LOS CENTROS DE INVESTIGACIÓN Y FORMACIÓN DEL MAGISTERIO VENEZOLANO.

UNIDAD DE MEDIDA: TIRAJE **META:** 36.105.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE EDUCACIÓN. **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 100105004 DOTAR PLANTELES EN TODO EL PAÍS DE CENTROS DE RECURSOS PARA EL APRENDIZAJE Y BIBLIOTECAS DE AULA.

UNIDAD DE MEDIDA: DOTACIÓN **META:** 7.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE EDUCACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**22.174.780**	**0**	**0**	**0**	**0**	**22.174.780**
402	05	00	00	Productos de papel, cartón e impresos	11.170.100	0	0	0	0	11.170.100
402	05	02	00	Envases y cajas de papel y cartón	11.170.100	0	0	0	0	11.170.100
402	10	00	00	Productos varios y útiles diversos	11.004.680	0	0	0	0	11.004.680
402	10	07	00	Productos de seguridad en el trabajo	11.004.680	0	0	0	0	11.004.680
403	**00**	**00**	**00**	**Servicios no personales**	**53.581.166**	**0**	**0**	**0**	**0**	**53.581.166**
403	18	00	00	Impuestos indirectos	53.581.166	0	0	0	0	53.581.166
403	18	01	00	Impuesto al valor agregado	53.581.166	0	0	0	0	53.581.166
404	**00**	**00**	**00**	**Activos reales**	**528.342.309**	**0**	**0**	**0**	**0**	**528.342.309**
404	05	00	00	Equipos de comunicaciones y de señalamiento	109.600.000	0	0	0	0	109.600.000
404	05	01	00	Equipos de telecomunicaciones	109.600.000	0	0	0	0	109.600.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	249.437.709	0	0	0	0	249.437.709
404	07	01	00	Equipos científicos y de laboratorio	65.340.709	0	0	0	0	65.340.709
404	07	02	00	Equipos de enseñanza, deporte y recreación	184.097.000	0	0	0	0	184.097.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	169.304.600	0	0	0	0	169.304.600
404	09	01	00	Mobiliario y equipos de oficina	125.054.600	0	0	0	0	125.054.600
404	09	02	00	Equipos de computación	30.140.000	0	0	0	0	30.140.000
404	09	03	00	Mobiliario y equipos de alojamiento	14.110.000	0	0	0	0	14.110.000
				Totales	**604.098.255**	**0**	**0**	**0**	**0**	**604.098.255**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 128341 100105000 SISTEMA NACIONAL DE RECURSOS PARA EL APRENDIZAJE.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO DIDÁCTICO A LOS DOCENTES EN LOS AMBIENTES EDUCATIVOS Y EN LOS CENTROS DE INVESTIGACIÓN Y FORMACIÓN DEL MAGISTERIO VENEZOLANO.

UNIDAD DE MEDIDA: TIRAJE **META:** 36.105.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE EDUCACIÓN. **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 100105005 PRODUCIR, REPRODUCIR Y DISTRIBUIR MATERIALES AUDIOVISUALES EDUCATIVOS CON CONTENIDOS PEDAGÓGICOS ENMARCADOS EN LOS LINEAMIENTOS DEL PLAN DE LA PATRIA 2013-2019.

UNIDAD DE MEDIDA: TIRAJE **META:** 7.620

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE EDUCACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**725.063**	**0**	**0**	**0**	**0**	**725.063**
402	01	00	00	Productos alimenticios y agropecuarios	2.184	0	0	0	0	2.184
402	01	01	00	Alimentos y bebidas para personas	2.184	0	0	0	0	2.184
402	05	00	00	Productos de papel, cartón e impresos	109.324	0	0	0	0	109.324
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	109.324	0	0	0	0	109.324
402	06	00	00	Productos químicos y derivados	286	0	0	0	0	286
402	06	99	00	Otros productos de la industria química y conexos	286	0	0	0	0	286
402	08	00	00	Productos metálicos	5.442	0	0	0	0	5.442
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.442	0	0	0	0	5.442
402	10	00	00	Productos varios y útiles diversos	607.827	0	0	0	0	607.827
402	10	07	00	Productos de seguridad en el trabajo	151.899	0	0	0	0	151.899
402	10	08	00	Materiales para equipos de computación	400.050	0	0	0	0	400.050
402	10	11	00	Materiales eléctricos	55.878	0	0	0	0	55.878
403	**00**	**00**	**00**	**Servicios no personales**	**797.638**	**0**	**0**	**0**	**0**	**797.638**
403	09	00	00	Viáticos y pasajes	156.000	0	0	0	0	156.000
403	09	01	00	Viáticos y pasajes dentro del país	156.000	0	0	0	0	156.000
403	18	00	00	Impuestos indirectos	641.638	0	0	0	0	641.638
403	18	01	00	Impuesto al valor agregado	641.638	0	0	0	0	641.638
404	**00**	**00**	**00**	**Activos reales**	**3.546.454**	**0**	**0**	**0**	**0**	**3.546.454**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	68.919	0	0	0	0	68.919
404	03	06	00	Maquinaria y equipos de energía	68.919	0	0	0	0	68.919
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.112.024	0	0	0	0	3.112.024
404	05	01	00	Equipos de telecomunicaciones	2.514.261	0	0	0	0	2.514.261
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	597.763	0	0	0	0	597.763
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	365.511	0	0	0	0	365.511

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 128341 100105000 SISTEMA NACIONAL DE RECURSOS PARA EL APRENDIZAJE.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO DIDÁCTICO A LOS DOCENTES EN LOS AMBIENTES EDUCATIVOS Y EN LOS CENTROS DE INVESTIGACIÓN Y FORMACIÓN DEL MAGISTERIO VENEZOLANO.

UNIDAD DE MEDIDA: TIRAJE **META:** 36.105.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE EDUCACIÓN. **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 100105005 PRODUCIR, REPRODUCIR Y DISTRIBUIR MATERIALES AUDIOVISUALES EDUCATIVOS CON CONTENIDOS PEDAGÓGICOS ENMARCADOS EN LOS LINEAMIENTOS DEL PLAN DE LA PATRIA 2013-2019.

UNIDAD DE MEDIDA: TIRAJE **META:** 7.620

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE EDUCACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	237.000	0	0	0	0	237.000
404	09	02	00	Equipos de computación	128.511	0	0	0	0	128.511
				Totales	**5.069.155**	**0**	**0**	**0**	**0**	**5.069.155**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 128341 100105000 SISTEMA NACIONAL DE RECURSOS PARA EL APRENDIZAJE.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO DIDÁCTICO A LOS DOCENTES EN LOS AMBIENTES EDUCATIVOS Y EN LOS CENTROS DE INVESTIGACIÓN Y FORMACIÓN DEL MAGISTERIO VENEZOLANO.

UNIDAD DE MEDIDA: TIRAJE **META:** 36.105.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE EDUCACIÓN. **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 100105006 FORTALECER RADIO ESCOLAR WEB Y APOYAR A LAS UNIDADES DE PRODUCCIÓN RADIOFÓNICA ESTUDIANTIL (UPRE) A NIVEL NACIONAL, A TRAVÉS DE LA CONFORMACIÓN TÉCNICO-PEDAGÓGICA DE ESTUDIANTES Y DOCENTES CON SOCIALIZACIONES Y DOTACIÓN DE COMBOS RADIALES PARA SU ÓPTIMO FUNCIONAMIENTO.

UNIDAD DE MEDIDA: DOTACIÓN **META:** 250

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE EDUCACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**5.644.262**	**0**	**0**	**0**	**0**	**5.644.262**
403	07	00	00	Servicios de información, impresión y relaciones públicas	600.000	0	0	0	0	600.000
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	500.000	0	0	0	0	500.000
403	09	00	00	Viáticos y pasajes	2.500.000	0	0	0	0	2.500.000
403	09	01	00	Viáticos y pasajes dentro del país	2.500.000	0	0	0	0	2.500.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.000.000	0	0	0	0	2.000.000
403	10	11	00	Servicios para la elaboración y suministro de comida	2.000.000	0	0	0	0	2.000.000
403	18	00	00	Impuestos indirectos	350.000	0	0	0	0	350.000
403	18	01	00	Impuesto al valor agregado	350.000	0	0	0	0	350.000
403	99	00	00	Otros servicios no personales	194.262	0	0	0	0	194.262
403	99	01	00	Otros servicios no personales	194.262	0	0	0	0	194.262
404	**00**	**00**	**00**	**Activos reales**	**7.035.515**	**0**	**0**	**0**	**0**	**7.035.515**
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.000.000	0	0	0	0	5.000.000
404	05	01	00	Equipos de telecomunicaciones	5.000.000	0	0	0	0	5.000.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.035.515	0	0	0	0	2.035.515
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.035.515	0	0	0	0	2.035.515
				Totales	**12.679.777**	**0**	**0**	**0**	**0**	**12.679.777**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 128341 100105000 SISTEMA NACIONAL DE RECURSOS PARA EL APRENDIZAJE.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO DIDÁCTICO A LOS DOCENTES EN LOS AMBIENTES EDUCATIVOS Y EN LOS CENTROS DE INVESTIGACIÓN Y FORMACIÓN DEL MAGISTERIO VENEZOLANO.

UNIDAD DE MEDIDA: TIRAJE **META:** 36.105.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE EDUCACIÓN. **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 100105007 PRODUCIR Y REPRODUCIR LIBROS ESCOLARES, COLECCIÓN BICENTENARIO PARA EDUCACIÓN PRIMARIA, MEDIA GENERAL, INTERCULTURALIDAD Y EDUCACIÓN ESPECIAL.

UNIDAD DE MEDIDA: TIRAJE **META:** 30.000.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE EDUCACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.496.000**	**0**	**0**	**0**	**0**	**2.496.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.496.000	0	0	0	0	2.496.000
401	01	18	00	Remuneraciones al personal contratado	2.496.000	0	0	0	0	2.496.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	2.496.000	0	0	0	0	2.496.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**623.263.027**	**0**	**0**	**0**	**0**	**623.263.027**
402	05	00	00	Productos de papel, cartón e impresos	619.563.042	0	0	0	0	619.563.042
402	05	01	00	Pulpa de madera, papel y cartón	618.832.362	0	0	0	0	618.832.362
402	05	02	00	Envases y cajas de papel y cartón	121.500	0	0	0	0	121.500
402	05	03	00	Productos de papel y cartón para oficina	172.580	0	0	0	0	172.580
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	436.600	0	0	0	0	436.600
402	06	00	00	Productos químicos y derivados	9.744	0	0	0	0	9.744
402	06	03	00	Tintas, pinturas y colorantes	9.744	0	0	0	0	9.744
402	08	00	00	Productos metálicos	206.060	0	0	0	0	206.060
402	08	01	00	Productos primarios de hierro y acero	3.244	0	0	0	0	3.244
402	08	02	00	Productos de metales no ferrosos	202.816	0	0	0	0	202.816
402	10	00	00	Productos varios y útiles diversos	3.484.181	0	0	0	0	3.484.181
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.030	0	0	0	0	2.030
402	10	07	00	Productos de seguridad en el trabajo	5.473	0	0	0	0	5.473
402	10	08	00	Materiales para equipos de computación	3.445.690	0	0	0	0	3.445.690
402	10	99	00	Otros productos y útiles diversos	30.988	0	0	0	0	30.988
403	**00**	**00**	**00**	**Servicios no personales**	**7.173.145.915**	**0**	**0**	**0**	**0**	**7.173.145.915**
403	06	00	00	Servicios de transporte y almacenaje	849.756.960	0	0	0	0	849.756.960
403	06	01	00	Fletes y embalajes	849.756.960	0	0	0	0	849.756.960
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.924.891.451	0	0	0	0	5.924.891.451
403	07	02	00	Imprenta y reproducción	5.924.891.451	0	0	0	0	5.924.891.451

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 128341 100105000 SISTEMA NACIONAL DE RECURSOS PARA EL APRENDIZAJE.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO DIDÁCTICO A LOS DOCENTES EN LOS AMBIENTES EDUCATIVOS Y EN LOS CENTROS DE INVESTIGACIÓN Y FORMACIÓN DEL MAGISTERIO VENEZOLANO.

UNIDAD DE MEDIDA: TIRAJE **META:** 36.105.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE EDUCACIÓN. **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 100105007 PRODUCIR Y REPRODUCIR LIBROS ESCOLARES, COLECCIÓN BICENTENARIO PARA EDUCACIÓN PRIMARIA, MEDIA GENERAL, INTERCULTURALIDAD Y EDUCACIÓN ESPECIAL.

UNIDAD DE MEDIDA: TIRAJE **META:** 30.000.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE EDUCACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.560.000	0	0	0	0	1.560.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.560.000	0	0	0	0	1.560.000
403	18	00	00	Impuestos indirectos	396.937.504	0	0	0	0	396.937.504
403	18	01	00	Impuesto al valor agregado	396.937.504	0	0	0	0	396.937.504
404	**00**	**00**	**00**	**Activos reales**	**1.289.500**	**0**	**0**	**0**	**0**	**1.289.500**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.129.080	0	0	0	0	1.129.080
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.073.080	0	0	0	0	1.073.080
404	03	06	00	Maquinaria y equipos de energía	56.000	0	0	0	0	56.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	160.420	0	0	0	0	160.420
404	09	01	00	Mobiliario y equipos de oficina	30.420	0	0	0	0	30.420
404	09	02	00	Equipos de computación	100.000	0	0	0	0	100.000
404	09	03	00	Mobiliario y equipos de alojamiento	30.000	0	0	0	0	30.000
				Totales	**7.800.194.442**	**0**	**0**	**0**	**0**	**7.800.194.442**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 128596 100106000 CREACIÓN DEL OBSERVATORIO DEL SISTEMA DE EDUCACIÓN BÁSICA DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN.

OBJETIVO DEL PROYECTO: CONTAR CON UNA HERRAMIENTA QUE DEMOCRATICE EL ACCESO A LA INFORMACIÓN Y COLABORE CON EL PROCESO DE TOMA DE DECISIONES EN MATERIA DE POLÍTICA EDUCATIVA.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**750.000**	**0**	**0**	**0**	**0**	**750.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	750.000	0	0	0	0	750.000
401	01	18	00	Remuneraciones al personal contratado	750.000	0	0	0	0	750.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	750.000	0	0	0	0	750.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**750.000**	**0**	**0**	**0**	**0**	**750.000**
402	05	00	00	Productos de papel, cartón e impresos	192.428	0	0	0	0	192.428
402	05	03	00	Productos de papel y cartón para oficina	192.428	0	0	0	0	192.428
402	10	00	00	Productos varios y útiles diversos	557.572	0	0	0	0	557.572
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	89.768	0	0	0	0	89.768
402	10	08	00	Materiales para equipos de computación	467.804	0	0	0	0	467.804
403	**00**	**00**	**00**	**Servicios no personales**	**3.996.897**	**0**	**0**	**0**	**0**	**3.996.897**
403	07	00	00	Servicios de información, impresión y relaciones públicas	600.000	0	0	0	0	600.000
403	07	02	00	Imprenta y reproducción	600.000	0	0	0	0	600.000
403	09	00	00	Viáticos y pasajes	2.494.795	0	0	0	0	2.494.795
403	09	01	00	Viáticos y pasajes dentro del país	2.494.795	0	0	0	0	2.494.795
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	366.719	0	0	0	0	366.719
403	10	11	00	Servicios para la elaboración y suministro de comida	366.719	0	0	0	0	366.719
403	18	00	00	Impuestos indirectos	535.383	0	0	0	0	535.383
403	18	01	00	Impuesto al valor agregado	535.383	0	0	0	0	535.383
				Totales	**5.496.897**	**0**	**0**	**0**	**0**	**5.496.897**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 128596 100106000 CREACIÓN DEL OBSERVATORIO DEL SISTEMA DE EDUCACIÓN BÁSICA DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN.

OBJETIVO DEL PROYECTO: CONTAR CON UNA HERRAMIENTA QUE DEMOCRATICE EL ACCESO A LA INFORMACIÓN Y COLABORE CON EL PROCESO DE TOMA DE DECISIONES EN MATERIA DE POLÍTICA EDUCATIVA.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** **2016**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 128596 100106000 CREACIÓN DEL OBSERVATORIO DEL SISTEMA DE EDUCACIÓN BÁSICA DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN.

OBJETIVO DEL PROYECTO: CONTAR CON UNA HERRAMIENTA QUE DEMOCRATICE EL ACCESO A LA INFORMACIÓN Y COLABORE CON EL PROCESO DE TOMA DE DECISIONES EN MATERIA DE POLÍTICA EDUCATIVA.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 100106001 REALIZAR ANÁLISIS DE ENTORNO DE POLÍTICAS EDUCATIVAS PARA OBTENER UN ENFOQUE GLOBAL DEL CUMPLIMIENTO DE METAS EN EL ÁMBITO NACIONAL E INTERNACIONAL PRIORIZANDO LOS BLOQUES REGIONALES DEL ALBA, CELAC Y MERCOSUR.

UNIDAD DE MEDIDA: EVALUACIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	250.000	0	0	0	0	250.000
401	01	18	00	Remuneraciones al personal contratado	250.000	0	0	0	0	250.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	250.000	0	0	0	0	250.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**163.996**	**0**	**0**	**0**	**0**	**163.996**
402	05	00	00	Productos de papel, cartón e impresos	42.760	0	0	0	0	42.760
402	05	03	00	Productos de papel y cartón para oficina	42.760	0	0	0	0	42.760
402	10	00	00	Productos varios y útiles diversos	121.236	0	0	0	0	121.236
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	19.948	0	0	0	0	19.948
402	10	08	00	Materiales para equipos de computación	101.288	0	0	0	0	101.288
403	**00**	**00**	**00**	**Servicios no personales**	**49.680**	**0**	**0**	**0**	**0**	**49.680**
403	18	00	00	Impuestos indirectos	49.680	0	0	0	0	49.680
403	18	01	00	Impuesto al valor agregado	49.680	0	0	0	0	49.680
				Totales	**463.676**	**0**	**0**	**0**	**0**	**463.676**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 128596 100106000 CREACIÓN DEL OBSERVATORIO DEL SISTEMA DE EDUCACIÓN BÁSICA DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN.

OBJETIVO DEL PROYECTO: CONTAR CON UNA HERRAMIENTA QUE DEMOCRATICE EL ACCESO A LA INFORMACIÓN Y COLABORE CON EL PROCESO DE TOMA DE DECISIONES EN MATERIA DE POLÍTICA EDUCATIVA.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 100106002 REALIZAR ESTUDIOS SOCIO-DEMOGRÁFICOS PARA MEDIR EL IMPACTO DE LOS PLANES, PROGRAMAS Y PROYECTOS DESDE EL PUNTO DE VISTA CIENTÍFICO EN FUNCIÓN DE MEJORAR EL CICLO DE FORMACIÓN Y EVALUACIÓN DE LAS POlÍTICAS EDUCATIVAS.

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	250.000	0	0	0	0	250.000
401	01	18	00	Remuneraciones al personal contratado	250.000	0	0	0	0	250.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	250.000	0	0	0	0	250.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**328.000**	**0**	**0**	**0**	**0**	**328.000**
402	05	00	00	Productos de papel, cartón e impresos	85.524	0	0	0	0	85.524
402	05	03	00	Productos de papel y cartón para oficina	85.524	0	0	0	0	85.524
402	10	00	00	Productos varios y útiles diversos	242.476	0	0	0	0	242.476
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	39.896	0	0	0	0	39.896
402	10	08	00	Materiales para equipos de computación	202.580	0	0	0	0	202.580
403	**00**	**00**	**00**	**Servicios no personales**	**1.998.449**	**0**	**0**	**0**	**0**	**1.998.449**
403	07	00	00	Servicios de información, impresión y relaciones públicas	300.000	0	0	0	0	300.000
403	07	02	00	Imprenta y reproducción	300.000	0	0	0	0	300.000
403	09	00	00	Viáticos y pasajes	1.248.167	0	0	0	0	1.248.167
403	09	01	00	Viáticos y pasajes dentro del país	1.248.167	0	0	0	0	1.248.167
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	201.019	0	0	0	0	201.019
403	10	11	00	Servicios para la elaboración y suministro de comida	201.019	0	0	0	0	201.019
403	18	00	00	Impuestos indirectos	249.263	0	0	0	0	249.263
403	18	01	00	Impuesto al valor agregado	249.263	0	0	0	0	249.263
				Totales	**2.576.449**	**0**	**0**	**0**	**0**	**2.576.449**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 128596 100106000 CREACIÓN DEL OBSERVATORIO DEL SISTEMA DE EDUCACIÓN BÁSICA DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN.

OBJETIVO DEL PROYECTO: CONTAR CON UNA HERRAMIENTA QUE DEMOCRATICE EL ACCESO A LA INFORMACIÓN Y COLABORE CON EL PROCESO DE TOMA DE DECISIONES EN MATERIA DE POLÍTICA EDUCATIVA.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 100106003 ORGANIZAR ENCUENTROS NACIONALES E INTERNACIONALES PARA EL INTERCAMBIO DE EXPERIENCIAS Y ESTRATEGIAS DE IMPACTO DE LAS POLÍTICAS EDUCATIVAS.

UNIDAD DE MEDIDA: EVENTO **META:** 4

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	250.000	0	0	0	0	250.000
401	01	18	00	Remuneraciones al personal contratado	250.000	0	0	0	0	250.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	250.000	0	0	0	0	250.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**258.004**	**0**	**0**	**0**	**0**	**258.004**
402	05	00	00	Productos de papel, cartón e impresos	64.144	0	0	0	0	64.144
402	05	03	00	Productos de papel y cartón para oficina	64.144	0	0	0	0	64.144
402	10	00	00	Productos varios y útiles diversos	193.860	0	0	0	0	193.860
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	29.924	0	0	0	0	29.924
402	10	08	00	Materiales para equipos de computación	163.936	0	0	0	0	163.936
403	**00**	**00**	**00**	**Servicios no personales**	**1.948.768**	**0**	**0**	**0**	**0**	**1.948.768**
403	07	00	00	Servicios de información, impresión y relaciones públicas	300.000	0	0	0	0	300.000
403	07	02	00	Imprenta y reproducción	300.000	0	0	0	0	300.000
403	09	00	00	Viáticos y pasajes	1.246.628	0	0	0	0	1.246.628
403	09	01	00	Viáticos y pasajes dentro del país	1.246.628	0	0	0	0	1.246.628
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	165.700	0	0	0	0	165.700
403	10	11	00	Servicios para la elaboración y suministro de comida	165.700	0	0	0	0	165.700
403	18	00	00	Impuestos indirectos	236.440	0	0	0	0	236.440
403	18	01	00	Impuesto al valor agregado	236.440	0	0	0	0	236.440
				Totales	**2.456.772**	**0**	**0**	**0**	**0**	**2.456.772**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 16.274.773.070

RESPONSABLE/EJECUTOR: OFICINA DE GESTION ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**16.274.773.070**	0	0	0	0	**16.274.773.070**
407	01	00	00	Transferencias y donaciones corrientes internas	10.014.202.367	0	0	0	0	10.014.202.367
407	01	03	00	Transferencias corrientes internas al sector público	10.014.202.367	0	0	0	0	10.014.202.367
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.660.860.133	0	0	0	0	4.660.860.133
407	01	03	04	Transferencias corrientes a instituciones de protección social	3.105.195.338	0	0	0	0	3.105.195.338
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	2.248.146.896	0	0	0	0	2.248.146.896
407	03	00	00	Transferencias y donaciones de capital internas	6.260.570.703	0	0	0	0	6.260.570.703
407	03	03	00	Transferencias de capital internas al sector público	6.260.570.703	0	0	0	0	6.260.570.703
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	6.260.570.703	0	0	0	0	6.260.570.703
				Totales	**16.274.773.070**	0	0	0	0	**16.274.773.070**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 16.274.773.070

RESPONSABLE/EJECUTOR: OFICINA DE GESTION ADMINISTRATIVA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**16.274.773.070**	**0**	**0**	**0**	**0**	**16.274.773.070**
407	01	00	00	Transferencias y donaciones corrientes internas	10.014.202.367	0	0	0	0	10.014.202.367
407	01	03	00	Transferencias corrientes internas al sector público	10.014.202.367	0	0	0	0	10.014.202.367
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.660.860.133	0	0	0	0	4.660.860.133
				- A0129 Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA)	3.400.609.962	0	0	0	0	3.400.609.962
				- A0135 Academia Nacional de Ciencias Económicas	2.480.259	0	0	0	0	2.480.259
				- A0136 Academia de Ciencias Físicas, Matemáticas y Naturales	1.978.525	0	0	0	0	1.978.525
				- A0137 Academia de Ciencias Políticas y Sociales	3.402.362	0	0	0	0	3.402.362
				- A0138 Academia Nacional de la Historia	3.307.377	0	0	0	0	3.307.377
				- A0139 Academia Venezolana de la Lengua	1.058.108	0	0	0	0	1.058.108
				- A0140 Academia Nacional de Medicina	2.887.438	0	0	0	0	2.887.438
				- A0387 Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (CENAMEC)	44.885.260	0	0	0	0	44.885.260
				- A0409 Fundación Medios Audiovisuales al Servicio de la Educación (EDUMEDIA)	26.595.322	0	0	0	0	26.595.322
				- A0410 Fundación Bolivariana de Informática y Telemática (FUNDABIT)	498.483.706	0	0	0	0	498.483.706
				- A0425 Fundación Samuel Robinson	580.503.657	0	0	0	0	580.503.657
				- A0477 Fundación Colombeia	93.639.563	0	0	0	0	93.639.563
				- A0911 Academia Nacional de la Ingeniería y el Hábitat	1.028.594	0	0	0	0	1.028.594
407	01	03	04	Transferencias corrientes a instituciones de protección social	3.105.195.338	0	0	0	0	3.105.195.338
				- A0056 Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (IPASME)	3.105.195.338	0	0	0	0	3.105.195.338
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	2.248.146.896	0	0	0	0	2.248.146.896
				- A0571 Corporación Nacional de Alimentación Escolar CNAE, S.A.	2.248.146.896	0	0	0	0	2.248.146.896
407	03	00	00	Transferencias y donaciones de capital internas	6.260.570.703	0	0	0	0	6.260.570.703
407	03	03	00	Transferencias de capital internas al sector público	6.260.570.703	0	0	0	0	6.260.570.703
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	6.260.570.703	0	0	0	0	6.260.570.703
				- A0323 Fundación de Edificaciones y Dotaciones Educativas (FEDE)	6.260.570.703	0	0	0	0	6.260.570.703
				Totales	**16.274.773.070**	**0**	**0**	**0**	**0**	**16.274.773.070**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

10 - 34

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 16.274.773.070

RESPONSABLE/EJECUTOR: OFICINA DE GESTION ADMINISTRATIVA

PRESUPUESTO: 2016

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 16.274.773.070

RESPONSABLE/EJECUTOR: OFICINA DE GESTION ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 109999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO DE PREVISIÓN Y ASISTENCIA SOCIAL PARA EL PERSONAL DEL MINISTERIO DE EDUCACIÓN (IPASME)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.105.195.338

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMIINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.105.195.338**	**0**	**0**	**0**	**0**	**3.105.195.338**
407	01	00	00	Transferencias y donaciones corrientes internas	3.105.195.338	0	0	0	0	3.105.195.338
407	01	03	00	Transferencias corrientes internas al sector público	3.105.195.338	0	0	0	0	3.105.195.338
407	01	03	04	Transferencias corrientes a instituciones de protección social	3.105.195.338	0	0	0	0	3.105.195.338
				Totales	**3.105.195.338**	**0**	**0**	**0**	**0**	**3.105.195.338**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 16.274.773.070

RESPONSABLE/EJECUTOR: OFICINA DE GESTION ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 109999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO NACIONAL AUTÓNOMO DE ATENCIÓN INTEGRAL A LA INFANCIA Y A LA FAMILIA (SENIFA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.400.609.962

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMIINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.400.609.962**	**0**	**0**	**0**	**0**	**3.400.609.962**
407	01	00	00	Transferencias y donaciones corrientes internas	3.400.609.962	0	0	0	0	3.400.609.962
407	01	03	00	Transferencias corrientes internas al sector público	3.400.609.962	0	0	0	0	3.400.609.962
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.400.609.962	0	0	0	0	3.400.609.962
				Totales	**3.400.609.962**	**0**	**0**	**0**	**0**	**3.400.609.962**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 16.274.773.070

RESPONSABLE/EJECUTOR: OFICINA DE GESTION ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 109999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE ACADEMIA NACIONAL DE CIENCIAS ECONÓMICAS

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.480.259

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMIINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.480.259**	**0**	**0**	**0**	**0**	**2.480.259**
407	01	00	00	Transferencias y donaciones corrientes internas	2.480.259	0	0	0	0	2.480.259
407	01	03	00	Transferencias corrientes internas al sector público	2.480.259	0	0	0	0	2.480.259
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.480.259	0	0	0	0	2.480.259
				Totales	**2.480.259**	**0**	**0**	**0**	**0**	**2.480.259**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 16.274.773.070

RESPONSABLE/EJECUTOR: OFICINA DE GESTION ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 109999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE ACADEMIA DE CIENCIAS FÍSICAS, MATEMÁTICAS Y NATURALES

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.978.525

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMIINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.978.525**	**0**	**0**	**0**	**0**	**1.978.525**
407	01	00	00	Transferencias y donaciones corrientes internas	1.978.525	0	0	0	0	1.978.525
407	01	03	00	Transferencias corrientes internas al sector público	1.978.525	0	0	0	0	1.978.525
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.978.525	0	0	0	0	1.978.525
				Totales	**1.978.525**	**0**	**0**	**0**	**0**	**1.978.525**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 16.274.773.070

RESPONSABLE/EJECUTOR: OFICINA DE GESTION ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 109999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE ACADEMIA DE CIENCIAS POLÍTICAS Y SOCIALES

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.402.362

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMIINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.402.362**	**0**	**0**	**0**	**0**	**3.402.362**
407	01	00	00	Transferencias y donaciones corrientes internas	3.402.362	0	0	0	0	3.402.362
407	01	03	00	Transferencias corrientes internas al sector público	3.402.362	0	0	0	0	3.402.362
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.402.362	0	0	0	0	3.402.362
				Totales	**3.402.362**	**0**	**0**	**0**	**0**	**3.402.362**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 16.274.773.070

RESPONSABLE/EJECUTOR: OFICINA DE GESTION ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 109999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE ACADEMIA NACIONAL DE LA HISTORIA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.307.377

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMIINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.307.377**	**0**	**0**	**0**	**0**	**3.307.377**
407	01	00	00	Transferencias y donaciones corrientes internas	3.307.377	0	0	0	0	3.307.377
407	01	03	00	Transferencias corrientes internas al sector público	3.307.377	0	0	0	0	3.307.377
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.307.377	0	0	0	0	3.307.377
				Totales	**3.307.377**	**0**	**0**	**0**	**0**	**3.307.377**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 16.274.773.070

RESPONSABLE/EJECUTOR: OFICINA DE GESTION ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 109999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE ACADEMIA VENEZOLANA DE LA LENGUA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.058.108

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMIINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.058.108**	**0**	**0**	**0**	**0**	**1.058.108**
407	01	00	00	Transferencias y donaciones corrientes internas	1.058.108	0	0	0	0	1.058.108
407	01	03	00	Transferencias corrientes internas al sector público	1.058.108	0	0	0	0	1.058.108
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.058.108	0	0	0	0	1.058.108
				Totales	**1.058.108**	**0**	**0**	**0**	**0**	**1.058.108**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 16.274.773.070

RESPONSABLE/EJECUTOR: OFICINA DE GESTION ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 109999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE ACADEMIA NACIONAL DE MEDICINA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.887.438

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMIINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.887.438**	**0**	**0**	**0**	**0**	**2.887.438**
407	01	00	00	Transferencias y donaciones corrientes internas	2.887.438	0	0	0	0	2.887.438
407	01	03	00	Transferencias corrientes internas al sector público	2.887.438	0	0	0	0	2.887.438
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.887.438	0	0	0	0	2.887.438
				Totales	**2.887.438**	**0**	**0**	**0**	**0**	**2.887.438**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 16.274.773.070

RESPONSABLE/EJECUTOR: OFICINA DE GESTION ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 109999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN DE EDIFICACIONES Y DOTACIONES EDUCATIVAS (FEDE)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 6.260.570.703

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMIINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.260.570.703**	**0**	**0**	**0**	**0**	**6.260.570.703**
407	03	00	00	Transferencias y donaciones de capital internas	6.260.570.703	0	0	0	0	6.260.570.703
407	03	03	00	Transferencias de capital internas al sector público	6.260.570.703	0	0	0	0	6.260.570.703
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	6.260.570.703	0	0	0	0	6.260.570.703
				Totales	**6.260.570.703**	**0**	**0**	**0**	**0**	**6.260.570.703**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 16.274.773.070

RESPONSABLE/EJECUTOR: OFICINA DE GESTION ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 109999010 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CENTRO NACIONAL PARA EL MEJORAMIENTO DE LA ENSEÑANZA DE LA CIENCIA (CENAMEC)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 44.885.260

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMIINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**44.885.260**	**0**	**0**	**0**	**0**	**44.885.260**
407	01	00	00	Transferencias y donaciones corrientes internas	44.885.260	0	0	0	0	44.885.260
407	01	03	00	Transferencias corrientes internas al sector público	44.885.260	0	0	0	0	44.885.260
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	44.885.260	0	0	0	0	44.885.260
				Totales	**44.885.260**	**0**	**0**	**0**	**0**	**44.885.260**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 16.274.773.070

RESPONSABLE/EJECUTOR: OFICINA DE GESTION ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 109999011 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MEDIOS AUDIOVISUALES AL SERVICIO DE LA EDUCACIÓN (EDUMEDIA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 26.595.322

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMIINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**26.595.322**	**0**	**0**	**0**	**0**	**26.595.322**
407	01	00	00	Transferencias y donaciones corrientes internas	26.595.322	0	0	0	0	26.595.322
407	01	03	00	Transferencias corrientes internas al sector público	26.595.322	0	0	0	0	26.595.322
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	26.595.322	0	0	0	0	26.595.322
				Totales	**26.595.322**	**0**	**0**	**0**	**0**	**26.595.322**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 16.274.773.070

RESPONSABLE/EJECUTOR: OFICINA DE GESTION ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 109999012 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN BOLIVARIANA DE INFORMÁTICA Y TELEMÁTICA (FUNDABIT)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 498.483.706

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMIINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**498.483.706**	**0**	**0**	**0**	**0**	**498.483.706**
407	01	00	00	Transferencias y donaciones corrientes internas	498.483.706	0	0	0	0	498.483.706
407	01	03	00	Transferencias corrientes internas al sector público	498.483.706	0	0	0	0	498.483.706
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	498.483.706	0	0	0	0	498.483.706
				Totales	**498.483.706**	**0**	**0**	**0**	**0**	**498.483.706**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 16.274.773.070

RESPONSABLE/EJECUTOR: OFICINA DE GESTION ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 109999013 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN COLOMBEIA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 93.639.563

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMIINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**93.639.563**	**0**	**0**	**0**	**0**	**93.639.563**
407	01	00	00	Transferencias y donaciones corrientes internas	93.639.563	0	0	0	0	93.639.563
407	01	03	00	Transferencias corrientes internas al sector público	93.639.563	0	0	0	0	93.639.563
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	93.639.563	0	0	0	0	93.639.563
				Totales	**93.639.563**	**0**	**0**	**0**	**0**	**93.639.563**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 16.274.773.070

RESPONSABLE/EJECUTOR: OFICINA DE GESTION ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 109999014 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CORPORACIÓN NACIONAL DE ALIMENTACIÓN ESCOLAR CNAE, S.A.

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.248.146.896

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMIINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.248.146.896**	**0**	**0**	**0**	**0**	**2.248.146.896**
407	01	00	00	Transferencias y donaciones corrientes internas	2.248.146.896	0	0	0	0	2.248.146.896
407	01	03	00	Transferencias corrientes internas al sector público	2.248.146.896	0	0	0	0	2.248.146.896
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	2.248.146.896	0	0	0	0	2.248.146.896
				Totales	**2.248.146.896**	**0**	**0**	**0**	**0**	**2.248.146.896**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 16.274.773.070

RESPONSABLE/EJECUTOR: OFICINA DE GESTION ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 109999015 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE ACADEMIA NACIONAL DE LA INGENIERÍA Y EL HÁBITAT

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.028.594

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMIINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.028.594**	**0**	**0**	**0**	**0**	**1.028.594**
407	01	00	00	Transferencias y donaciones corrientes internas	1.028.594	0	0	0	0	1.028.594
407	01	03	00	Transferencias corrientes internas al sector público	1.028.594	0	0	0	0	1.028.594
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.028.594	0	0	0	0	1.028.594
				Totales	**1.028.594**	**0**	**0**	**0**	**0**	**1.028.594**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 16.274.773.070

RESPONSABLE/EJECUTOR: OFICINA DE GESTION ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 109999016 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN SAMUEL ROBINSON

UNIDAD DE MEDIDA: BOLÍVAR **META:** 580.503.657

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMIINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**580.503.657**	**0**	**0**	**0**	**0**	**580.503.657**
407	01	00	00	Transferencias y donaciones corrientes internas	580.503.657	0	0	0	0	580.503.657
407	01	03	00	Transferencias corrientes internas al sector público	580.503.657	0	0	0	0	580.503.657
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	580.503.657	0	0	0	0	580.503.657
				Totales	**580.503.657**	**0**	**0**	**0**	**0**	**580.503.657**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**64.817.487.744**	0	0	0	0	**64.817.487.744**
401	01	00	00	Sueldos, salarios y otras retribuciones	34.718.585.391	0	0	0	0	34.718.585.391
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	23.437.046.442	0	0	0	0	23.437.046.442
401	01	03	00	Suplencias a empleados	242.227.768	0	0	0	0	242.227.768
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	6.462.731.367	0	0	0	0	6.462.731.367
401	01	13	00	Suplencias a obreros	363.341.649	0	0	0	0	363.341.649
401	01	18	00	Remuneraciones al personal contratado	6.200.167	0	0	0	0	6.200.167
401	01	18	02	Remuneraciones por honorarios profesionales	6.200.167	0	0	0	0	6.200.167
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	51.017	0	0	0	0	51.017
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	27.702.122	0	0	0	0	27.702.122
401	01	99	00	Otras retribuciones	4.179.284.859	0	0	0	0	4.179.284.859
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.313.209.671	0	0	0	0	1.313.209.671
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	348.733.363	0	0	0	0	348.733.363
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	964.476.308	0	0	0	0	964.476.308
401	03	00	00	Primas	6.839.032.825	0	0	0	0	6.839.032.825
401	03	01	00	Primas por mérito a empleados	1.072.134.344	0	0	0	0	1.072.134.344
401	03	02	00	Primas de transporte a empleados	1.106.742.000	0	0	0	0	1.106.742.000
401	03	08	00	Primas de profesionalización a empleados	109.119.197	0	0	0	0	109.119.197
401	03	09	00	Primas por antigüedad a empleados	862.717.730	0	0	0	0	862.717.730
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	31.443.381	0	0	0	0	31.443.381
401	03	16	00	Primas por mérito a obreros	24.163.870	0	0	0	0	24.163.870
401	03	21	00	Primas por antigüedad a obreros	222.572.490	0	0	0	0	222.572.490
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	121.946	0	0	0	0	121.946
401	03	47	00	Primas al personal de alto nivel y de dirección	56.619.648	0	0	0	0	56.619.648
401	03	97	00	Otras primas a empleados	3.135.522.863	0	0	0	0	3.135.522.863
401	03	98	00	Otras primas a obreros	217.875.356	0	0	0	0	217.875.356
401	04	00	00	Complementos de sueldos y salarios	8.904.959.167	0	0	0	0	8.904.959.167
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	10.745.402	0	0	0	0	10.745.402
401	04	02	00	Complemento a empleados por trabajo nocturno	76.199.206	0	0	0	0	76.199.206
401	04	03	00	Complemento a empleados por gastos de alimentación	5.050.691	0	0	0	0	5.050.691
401	04	04	00	Complemento a empleados por gastos de transporte	123.000	0	0	0	0	123.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	08	00	Bono compensatorio de alimentación a empleados	6.216.367.904	0	0	0	0	6.216.367.904
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	5.712.559	0	0	0	0	5.712.559
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	56.526.234	0	0	0	0	56.526.234
401	04	16	00	Complemento a obreros por gastos de alimentación	1.943.546	0	0	0	0	1.943.546
401	04	18	00	Bono compensatorio de alimentación a obreros	2.218.555.735	0	0	0	0	2.218.555.735
401	04	19	00	Bono compensatorio de transporte a obreros	200.602.800	0	0	0	0	200.602.800
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.623.164	0	0	0	0	1.623.164
401	04	25	00	Complemento al personal contratado por gastos de alimentación	474.114	0	0	0	0	474.114
401	04	97	00	Otros complementos a obreros	111.034.812	0	0	0	0	111.034.812
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	849.097.114	0	0	0	0	849.097.114
401	05	03	00	Bono vacacional a empleados	623.212.411	0	0	0	0	623.212.411
401	05	06	00	Bono vacacional a obreros	214.855.239	0	0	0	0	214.855.239
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	30.029	0	0	0	0	30.029
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	10.999.435	0	0	0	0	10.999.435
401	06	00	00	Aportes patronales y legales	4.321.033.832	0	0	0	0	4.321.033.832
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.424.236.059	0	0	0	0	1.424.236.059
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	1.589.230.578	0	0	0	0	1.589.230.578
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	53.507.306	0	0	0	0	53.507.306
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	295.924.603	0	0	0	0	295.924.603
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	287.000.956	0	0	0	0	287.000.956
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	442.664.400	0	0	0	0	442.664.400
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	91.975.825	0	0	0	0	91.975.825
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	136.494.105	0	0	0	0	136.494.105
401	07	00	00	Asistencia socio-económica	6.232.307.064	0	0	0	0	6.232.307.064
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	4.795.645.955	0	0	0	0	4.795.645.955
401	07	19	00	Ayudas por matrimonio de obreros	176.400	0	0	0	0	176.400
401	07	20	00	Ayudas por nacimiento de hijos de obreros	5.888.250	0	0	0	0	5.888.250
401	07	21	00	Ayudas por defunción a obreros	1.305.750	0	0	0	0	1.305.750
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	54.676.592	0	0	0	0	54.676.592
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.374.614.117	0	0	0	0	1.374.614.117
401	08	00	00	Prestaciones sociales e indemnizaciones	330.240.000	0	0	0	0	330.240.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	175.560.000	0	0	0	0	175.560.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	124.800.000	0	0	0	0	124.800.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	29.880.000	0	0	0	0	29.880.000
401	96	00	00	Otros gastos del personal empleado	1.010.069.932	0	0	0	0	1.010.069.932
401	96	01	00	Otros gastos del personal empleado	1.010.069.932	0	0	0	0	1.010.069.932
401	97	00	00	Otros gastos del personal obrero	298.952.748	0	0	0	0	298.952.748
401	97	01	00	Otros gastos del personal obrero	298.952.748	0	0	0	0	298.952.748
403	**00**	**00**	**00**	**Servicios no personales**	**9.962.064**	**0**	**0**	**0**	**0**	**9.962.064**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	8.890.578	0	0	0	0	8.890.578
403	10	07	00	Servicios de capacitación y adiestramiento	8.890.578	0	0	0	0	8.890.578
403	18	00	00	Impuestos indirectos	1.071.486	0	0	0	0	1.071.486
403	18	01	00	Impuesto al valor agregado	1.071.486	0	0	0	0	1.071.486
				Totales	**64.827.449.808**	**0**	**0**	**0**	**0**	**64.827.449.808**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 10 - 54

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 100001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**64.817.487.744**	0	0	0	0	**64.817.487.744**
401	01	00	00	Sueldos, salarios y otras retribuciones	34.718.585.391	0	0	0	0	34.718.585.391
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	23.437.046.442	0	0	0	0	23.437.046.442
401	01	03	00	Suplencias a empleados	242.227.768	0	0	0	0	242.227.768
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	6.462.731.367	0	0	0	0	6.462.731.367
401	01	13	00	Suplencias a obreros	363.341.649	0	0	0	0	363.341.649
401	01	18	00	Remuneraciones al personal contratado	6.200.167	0	0	0	0	6.200.167
401	01	18	02	Remuneraciones por honorarios profesionales	6.200.167	0	0	0	0	6.200.167
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	51.017	0	0	0	0	51.017
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	27.702.122	0	0	0	0	27.702.122
401	01	99	00	Otras retribuciones	4.179.284.859	0	0	0	0	4.179.284.859
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.313.209.671	0	0	0	0	1.313.209.671
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	348.733.363	0	0	0	0	348.733.363
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	964.476.308	0	0	0	0	964.476.308
401	03	00	00	Primas	6.839.032.825	0	0	0	0	6.839.032.825
401	03	01	00	Primas por mérito a empleados	1.072.134.344	0	0	0	0	1.072.134.344
401	03	02	00	Primas de transporte a empleados	1.106.742.000	0	0	0	0	1.106.742.000
401	03	08	00	Primas de profesionalización a empleados	109.119.197	0	0	0	0	109.119.197
401	03	09	00	Primas por antigüedad a empleados	862.717.730	0	0	0	0	862.717.730
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	31.443.381	0	0	0	0	31.443.381
401	03	16	00	Primas por mérito a obreros	24.163.870	0	0	0	0	24.163.870
401	03	21	00	Primas por antigüedad a obreros	222.572.490	0	0	0	0	222.572.490
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	121.946	0	0	0	0	121.946
401	03	47	00	Primas al personal de alto nivel y de dirección	56.619.648	0	0	0	0	56.619.648
401	03	97	00	Otras primas a empleados	3.135.522.863	0	0	0	0	3.135.522.863
401	03	98	00	Otras primas a obreros	217.875.356	0	0	0	0	217.875.356
401	04	00	00	Complementos de sueldos y salarios	8.904.959.167	0	0	0	0	8.904.959.167

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 100001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	10.745.402	0	0	0	0	10.745.402
401	04	02	00	Complemento a empleados por trabajo nocturno	76.199.206	0	0	0	0	76.199.206
401	04	03	00	Complemento a empleados por gastos de alimentación	5.050.691	0	0	0	0	5.050.691
401	04	04	00	Complemento a empleados por gastos de transporte	123.000	0	0	0	0	123.000
401	04	08	00	Bono compensatorio de alimentación a empleados	6.216.367.904	0	0	0	0	6.216.367.904
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	5.712.559	0	0	0	0	5.712.559
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	56.526.234	0	0	0	0	56.526.234
401	04	16	00	Complemento a obreros por gastos de alimentación	1.943.546	0	0	0	0	1.943.546
401	04	18	00	Bono compensatorio de alimentación a obreros	2.218.555.735	0	0	0	0	2.218.555.735
401	04	19	00	Bono compensatorio de transporte a obreros	200.602.800	0	0	0	0	200.602.800
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.623.164	0	0	0	0	1.623.164
401	04	25	00	Complemento al personal contratado por gastos de alimentación	474.114	0	0	0	0	474.114
401	04	97	00	Otros complementos a obreros	111.034.812	0	0	0	0	111.034.812
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	849.097.114	0	0	0	0	849.097.114
401	05	03	00	Bono vacacional a empleados	623.212.411	0	0	0	0	623.212.411
401	05	06	00	Bono vacacional a obreros	214.855.239	0	0	0	0	214.855.239
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	30.029	0	0	0	0	30.029
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	10.999.435	0	0	0	0	10.999.435
401	06	00	00	Aportes patronales y legales	4.321.033.832	0	0	0	0	4.321.033.832
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.424.236.059	0	0	0	0	1.424.236.059
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	1.589.230.578	0	0	0	0	1.589.230.578
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	53.507.306	0	0	0	0	53.507.306
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	295.924.603	0	0	0	0	295.924.603
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	287.000.956	0	0	0	0	287.000.956
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	442.664.400	0	0	0	0	442.664.400
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	91.975.825	0	0	0	0	91.975.825
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	136.494.105	0	0	0	0	136.494.105

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 100001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	00	00	Asistencia socio-económica	6.232.307.064	0	0	0	0	6.232.307.064
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	4.795.645.955	0	0	0	0	4.795.645.955
401	07	19	00	Ayudas por matrimonio de obreros	176.400	0	0	0	0	176.400
401	07	20	00	Ayudas por nacimiento de hijos de obreros	5.888.250	0	0	0	0	5.888.250
401	07	21	00	Ayudas por defunción a obreros	1.305.750	0	0	0	0	1.305.750
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	54.676.592	0	0	0	0	54.676.592
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.374.614.117	0	0	0	0	1.374.614.117
401	08	00	00	Prestaciones sociales e indemnizaciones	330.240.000	0	0	0	0	330.240.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	175.560.000	0	0	0	0	175.560.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	124.800.000	0	0	0	0	124.800.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	29.880.000	0	0	0	0	29.880.000
401	96	00	00	Otros gastos del personal empleado	1.010.069.932	0	0	0	0	1.010.069.932
401	96	01	00	Otros gastos del personal empleado	1.010.069.932	0	0	0	0	1.010.069.932
401	97	00	00	Otros gastos del personal obrero	298.952.748	0	0	0	0	298.952.748
401	97	01	00	Otros gastos del personal obrero	298.952.748	0	0	0	0	298.952.748
403	**00**	**00**	**00**	**Servicios no personales**	**9.962.064**	**0**	**0**	**0**	**0**	**9.962.064**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	8.890.578	0	0	0	0	8.890.578
403	10	07	00	Servicios de capacitación y adiestramiento	8.890.578	0	0	0	0	8.890.578
403	18	00	00	Impuestos indirectos	1.071.486	0	0	0	0	1.071.486
403	18	01	00	Impuesto al valor agregado	1.071.486	0	0	0	0	1.071.486
				Totales	**64.827.449.808**	**0**	**0**	**0**	**0**	**64.827.449.808**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**1.843.040.764**	**0**	**0**	**0**	**0**	**1.843.040.764**
402	01	00	00	Productos alimenticios y agropecuarios	454.846.103	0	0	0	0	454.846.103
402	01	01	00	Alimentos y bebidas para personas	446.517.294	0	0	0	0	446.517.294
402	01	02	00	Alimentos para animales	3.396.630	0	0	0	0	3.396.630
402	01	03	00	Productos agrícolas y pecuarios	4.932.179	0	0	0	0	4.932.179
402	02	00	00	Productos de minas, canteras y yacimientos	7.446.640	0	0	0	0	7.446.640
402	02	02	00	Petróleo crudo y gas natural	737.584	0	0	0	0	737.584
402	02	03	00	Mineral de hierro	14.396	0	0	0	0	14.396
402	02	04	00	Mineral no ferroso	122.670	0	0	0	0	122.670
402	02	05	00	Piedra, arcilla, arena y tierra	6.571.634	0	0	0	0	6.571.634
402	02	06	00	Mineral para la fabricación de productos químicos	356	0	0	0	0	356
402	03	00	00	Textiles y vestuarios	147.211.601	0	0	0	0	147.211.601
402	03	01	00	Textiles	33.618.895	0	0	0	0	33.618.895
402	03	02	00	Prendas de vestir	87.864.968	0	0	0	0	87.864.968
402	03	03	00	Calzados	25.661.838	0	0	0	0	25.661.838
402	03	99	00	Otros productos textiles y vestuarios	65.900	0	0	0	0	65.900
402	04	00	00	Productos de cuero y caucho	29.806.660	0	0	0	0	29.806.660
402	04	01	00	Cueros y pieles	60.800	0	0	0	0	60.800
402	04	03	00	Cauchos y tripas para vehículos	29.740.653	0	0	0	0	29.740.653
402	04	99	00	Otros productos de cuero y caucho	5.207	0	0	0	0	5.207
402	05	00	00	Productos de papel, cartón e impresos	210.921.610	0	0	0	0	210.921.610
402	05	01	00	Pulpa de madera, papel y cartón	24.756.689	0	0	0	0	24.756.689
402	05	02	00	Envases y cajas de papel y cartón	3.905.723	0	0	0	0	3.905.723
402	05	03	00	Productos de papel y cartón para oficina	137.124.160	0	0	0	0	137.124.160
402	05	04	00	Libros, revistas y periódicos	1.358.318	0	0	0	0	1.358.318
402	05	05	00	Material de enseñanza	8.210.945	0	0	0	0	8.210.945
402	05	06	00	Productos de papel y cartón para computación	5.401.431	0	0	0	0	5.401.431
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	29.397.111	0	0	0	0	29.397.111
402	05	99	00	Otros productos de pulpa, papel y cartón	767.233	0	0	0	0	767.233
402	06	00	00	Productos químicos y derivados	269.997.297	0	0	0	0	269.997.297
402	06	01	00	Sustancias químicas y de uso industrial	1.514.025	0	0	0	0	1.514.025
402	06	02	00	Abonos, plaguicidas y otros	2.746.724	0	0	0	0	2.746.724
402	06	03	00	Tintas, pinturas y colorantes	224.584.627	0	0	0	0	224.584.627

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	5.951.955	0	0	0	0	5.951.955
402	06	05	00	Productos de tocador	454.387	0	0	0	0	454.387
402	06	06	00	Combustibles y lubricantes	7.594.473	0	0	0	0	7.594.473
402	06	07	00	Productos diversos derivados del petróleo y del carbón	130.871	0	0	0	0	130.871
402	06	08	00	Productos plásticos	26.950.641	0	0	0	0	26.950.641
402	06	99	00	Otros productos de la industria química y conexos	69.594	0	0	0	0	69.594
402	07	00	00	Productos minerales no metálicos	15.817.202	0	0	0	0	15.817.202
402	07	01	00	Productos de barro, loza y porcelana	435.452	0	0	0	0	435.452
402	07	02	00	Vidrios y productos de vidrio	2.680.652	0	0	0	0	2.680.652
402	07	03	00	Productos de arcilla para construcción	1.422.701	0	0	0	0	1.422.701
402	07	04	00	Cemento, cal y yeso	11.178.397	0	0	0	0	11.178.397
402	07	99	00	Otros productos minerales no metálicos	100.000	0	0	0	0	100.000
402	08	00	00	Productos metálicos	107.139.091	0	0	0	0	107.139.091
402	08	01	00	Productos primarios de hierro y acero	9.083.223	0	0	0	0	9.083.223
402	08	02	00	Productos de metales no ferrosos	38.949	0	0	0	0	38.949
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	61.635.964	0	0	0	0	61.635.964
402	08	04	00	Productos metálicos estructurales	1.061.458	0	0	0	0	1.061.458
402	08	07	00	Material de señalamiento	76.737	0	0	0	0	76.737
402	08	08	00	Material de educación	4.370.210	0	0	0	0	4.370.210
402	08	09	00	Repuestos y accesorios para equipos de transporte	28.861.129	0	0	0	0	28.861.129
402	08	10	00	Repuestos y accesorios para otros equipos	1.709.583	0	0	0	0	1.709.583
402	08	99	00	Otros productos metálicos	301.838	0	0	0	0	301.838
402	09	00	00	Productos de madera	8.172.401	0	0	0	0	8.172.401
402	09	01	00	Productos primarios de madera	6.252.390	0	0	0	0	6.252.390
402	09	02	00	Muebles y accesorios de madera para edificaciones	1.359.958	0	0	0	0	1.359.958
402	09	99	00	Otros productos de madera	560.053	0	0	0	0	560.053
402	10	00	00	Productos varios y útiles diversos	591.471.617	0	0	0	0	591.471.617
402	10	01	00	Artículos de deporte, recreación y juguetes	33.765.736	0	0	0	0	33.765.736
402	10	02	00	Materiales y útiles de limpieza y aseo	169.051.732	0	0	0	0	169.051.732
402	10	03	00	Utensilios de cocina y comedor	6.964.554	0	0	0	0	6.964.554
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	8.929.709	0	0	0	0	8.929.709
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	65.911.315	0	0	0	0	65.911.315
402	10	06	00	Condecoraciones, ofrendas y similares	3.799.299	0	0	0	0	3.799.299

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	14.123.310	0	0	0	0	14.123.310
402	10	08	00	Materiales para equipos de computación	137.511.779	0	0	0	0	137.511.779
402	10	09	00	Especies timbradas y valores	192.873	0	0	0	0	192.873
402	10	10	00	Útiles religiosos	175.399	0	0	0	0	175.399
402	10	11	00	Materiales eléctricos	78.193.200	0	0	0	0	78.193.200
402	10	12	00	Materiales para instalaciones sanitarias	70.875.118	0	0	0	0	70.875.118
402	10	13	00	Materiales fotográficos	234.861	0	0	0	0	234.861
402	10	99	00	Otros productos y útiles diversos	1.742.732	0	0	0	0	1.742.732
402	99	00	00	Otros materiales y suministros	210.542	0	0	0	0	210.542
402	99	01	00	Otros materiales y suministros	210.542	0	0	0	0	210.542
403	**00**	**00**	**00**	**Servicios no personales**	**6.438.705.961**	**0**	**0**	**0**	**0**	**6.438.705.961**
403	01	00	00	Alquileres de inmuebles	93.350.411	0	0	0	0	93.350.411
403	01	01	00	Alquileres de edificios y locales	92.811.530	0	0	0	0	92.811.530
403	01	02	00	Alquileres de instalaciones culturales y recreativas	538.881	0	0	0	0	538.881
403	02	00	00	Alquileres de maquinaria y equipos	360.335.901	0	0	0	0	360.335.901
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	264.479	0	0	0	0	264.479
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	356.033.884	0	0	0	0	356.033.884
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	19.000	0	0	0	0	19.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	20.200	0	0	0	0	20.200
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	278.138	0	0	0	0	278.138
403	02	99	00	Alquileres de otras maquinaria y equipos	3.720.200	0	0	0	0	3.720.200
403	03	00	00	Derechos sobre bienes intangibles	1.000.000	0	0	0	0	1.000.000
403	03	03	00	Paquetes y programas de computación	1.000.000	0	0	0	0	1.000.000
403	04	00	00	Servicios básicos	2.404.880.576	0	0	0	0	2.404.880.576
403	04	01	00	Electricidad	94.396.031	0	0	0	0	94.396.031
403	04	02	00	Gas	632.848	0	0	0	0	632.848
403	04	03	00	Agua	221.747.684	0	0	0	0	221.747.684
403	04	04	00	Teléfonos	17.320.872	0	0	0	0	17.320.872
403	04	04	01	Servicios de telefonía prestados por organismos públicos	15.464.737	0	0	0	0	15.464.737
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.856.135	0	0	0	0	1.856.135
403	04	05	00	Servicio de comunicaciones	2.054.464.220	0	0	0	0	2.054.464.220
403	04	06	00	Servicio de aseo urbano y domiciliario	10.105.643	0	0	0	0	10.105.643
403	04	07	00	Servicio de condominio	6.213.278	0	0	0	0	6.213.278

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	352.504.524	0	0	0	0	352.504.524
403	06	01	00	Fletes y embalajes	344.810.703	0	0	0	0	344.810.703
403	06	03	00	Estacionamiento	186.313	0	0	0	0	186.313
403	06	04	00	Peaje	7.508	0	0	0	0	7.508
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	7.500.000	0	0	0	0	7.500.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	472.313.044	0	0	0	0	472.313.044
403	07	01	00	Publicidad y propaganda	39.646.582	0	0	0	0	39.646.582
403	07	02	00	Imprenta y reproducción	145.427.172	0	0	0	0	145.427.172
403	07	03	00	Relaciones sociales	265.667.820	0	0	0	0	265.667.820
403	07	04	00	Avisos	21.571.470	0	0	0	0	21.571.470
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	57.545.670	0	0	0	0	57.545.670
403	08	01	00	Primas y gastos de seguros	55.000.000	0	0	0	0	55.000.000
403	08	02	00	Comisiones y gastos bancarios	2.545.670	0	0	0	0	2.545.670
403	09	00	00	Viáticos y pasajes	935.026.793	0	0	0	0	935.026.793
403	09	01	00	Viáticos y pasajes dentro del país	904.917.837	0	0	0	0	904.917.837
403	09	02	00	Viáticos y pasajes fuera del país	30.000.000	0	0	0	0	30.000.000
403	09	03	00	Asignación por kilómetros recorridos	108.956	0	0	0	0	108.956
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	296.365.131	0	0	0	0	296.365.131
403	10	01	00	Servicios jurídicos	21.896.366	0	0	0	0	21.896.366
403	10	02	00	Servicios de contabilidad y auditoría	3.500.000	0	0	0	0	3.500.000
403	10	03	00	Servicios de procesamiento de datos	6.046.512	0	0	0	0	6.046.512
403	10	04	00	Servicios de ingeniería y arquitectónicos	10.966.000	0	0	0	0	10.966.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	48.300	0	0	0	0	48.300
403	10	09	00	Servicios de lavandería y tintorería	8.640	0	0	0	0	8.640
403	10	10	00	Servicios de vigilancia	1.500.000	0	0	0	0	1.500.000
403	10	11	00	Servicios para la elaboración y suministro de comida	200.235.000	0	0	0	0	200.235.000
403	10	99	00	Otros servicios profesionales y técnicos	52.164.313	0	0	0	0	52.164.313
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	415.246.456	0	0	0	0	415.246.456
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	43.084.341	0	0	0	0	43.084.341
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	298.882.249	0	0	0	0	298.882.249
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	4.058.273	0	0	0	0	4.058.273
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	12.678.279	0	0	0	0	12.678.279

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	658.733	0	0	0	0	658.733
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	54.182.041	0	0	0	0	54.182.041
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.702.540	0	0	0	0	1.702.540
403	12	00	00	Conservación y reparaciones menores de obras	84.265.915	0	0	0	0	84.265.915
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	83.800.852	0	0	0	0	83.800.852
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	465.063	0	0	0	0	465.063
403	15	00	00	Servicios fiscales	24.802	0	0	0	0	24.802
403	15	01	00	Derechos de importación y servicios aduaneros	16.560	0	0	0	0	16.560
403	15	02	00	Tasas y otros derechos obligatorios	8.242	0	0	0	0	8.242
403	16	00	00	Servicios de diversión, esparcimiento y culturales	24.250.744	0	0	0	0	24.250.744
403	16	01	00	Servicios de diversión, esparcimiento y culturales	24.250.744	0	0	0	0	24.250.744
403	18	00	00	Impuestos indirectos	940.548.395	0	0	0	0	940.548.395
403	18	01	00	Impuesto al valor agregado	939.944.689	0	0	0	0	939.944.689
403	18	99	00	Otros impuestos indirectos	603.706	0	0	0	0	603.706
403	99	00	00	Otros servicios no personales	1.047.599	0	0	0	0	1.047.599
403	99	01	00	Otros servicios no personales	1.047.599	0	0	0	0	1.047.599
404	**00**	**00**	**00**	**Activos reales**	**559.459.073**	**0**	**0**	**0**	**0**	**559.459.073**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	331.717.712	0	0	0	0	331.717.712
404	01	01	00	Repuestos mayores	6.600.000	0	0	0	0	6.600.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	330.000	0	0	0	0	330.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	6.270.000	0	0	0	0	6.270.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	325.117.712	0	0	0	0	325.117.712
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	323.400.000	0	0	0	0	323.400.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.454.112	0	0	0	0	1.454.112
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	263.600	0	0	0	0	263.600
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.311.270	0	0	0	0	2.311.270
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	300.000	0	0	0	0	300.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	100.000	0	0	0	0	100.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.500.000	0	0	0	0	1.500.000
404	03	05	00	Maquinaria y equipos industriales y de taller	61.270	0	0	0	0	61.270
404	03	06	00	Maquinaria y equipos de energía	300.000	0	0	0	0	300.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	50.000	0	0	0	0	50.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	04	00	00	Equipos de transporte, tracción y elevación	135.115.000	0	0	0	0	135.115.000
404	04	01	00	Vehículos automotores terrestres	135.000.000	0	0	0	0	135.000.000
404	04	03	00	Equipos marítimos de transporte	100.000	0	0	0	0	100.000
404	04	05	00	Vehículos de tracción no motorizados	15.000	0	0	0	0	15.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.000.000	0	0	0	0	6.000.000
404	05	01	00	Equipos de telecomunicaciones	6.000.000	0	0	0	0	6.000.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	300.000	0	0	0	0	300.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	300.000	0	0	0	0	300.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	7.680.000	0	0	0	0	7.680.000
404	07	01	00	Equipos científicos y de laboratorio	150.000	0	0	0	0	150.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	6.780.000	0	0	0	0	6.780.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	250.000	0	0	0	0	250.000
404	07	06	00	Instrumentos musicales y equipos de audio	500.000	0	0	0	0	500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	75.696.000	0	0	0	0	75.696.000
404	09	01	00	Mobiliario y equipos de oficina	15.000.000	0	0	0	0	15.000.000
404	09	02	00	Equipos de computación	22.896.000	0	0	0	0	22.896.000
404	09	03	00	Mobiliario y equipos de alojamiento	30.000.000	0	0	0	0	30.000.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	7.800.000	0	0	0	0	7.800.000
404	12	00	00	Activos intangibles	18.543	0	0	0	0	18.543
404	12	04	00	Paquetes y programas de computación	18.543	0	0	0	0	18.543
404	99	00	00	Otros activos reales	620.548	0	0	0	0	620.548
404	99	01	00	Otros activos reales	620.548	0	0	0	0	620.548
407	**00**	**00**	**00**	**Transferencias y donaciones**	**20.820.916.144**	**0**	**0**	**0**	**0**	**20.820.916.144**
407	01	00	00	Transferencias y donaciones corrientes internas	20.758.756.561	0	0	0	0	20.758.756.561
407	01	01	00	Transferencias corrientes internas al sector privado	6.531.780.037	0	0	0	0	6.531.780.037
407	01	01	03	Becas escolares	600.000.000	0	0	0	0	600.000.000
407	01	01	70	Subsidios educacionales al sector privado	5.845.258.105	0	0	0	0	5.845.258.105
407	01	01	72	Subsidios culturales al sector privado	68.397.940	0	0	0	0	68.397.940
407	01	01	73	Subsidios a instituciones benéficas privadas	18.123.992	0	0	0	0	18.123.992
407	01	03	00	Transferencias corrientes internas al sector público	14.226.976.524	0	0	0	0	14.226.976.524
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.963.697.217	0	0	0	0	1.963.697.217
407	01	03	04	Transferencias corrientes a instituciones de protección social	4.322.130.295	0	0	0	0	4.322.130.295
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	7.941.149.012	0	0	0	0	7.941.149.012

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	02	00	00	Transferencias y donaciones corrientes al exterior	62.159.583	0	0	0	0	62.159.583
407	02	01	00	Transferencias corrientes al exterior	2.759.583	0	0	0	0	2.759.583
407	02	01	04	Transferencias corrientes a organismos internacionales	2.759.583	0	0	0	0	2.759.583
407	02	02	00	Donaciones corrientes al exterior	59.400.000	0	0	0	0	59.400.000
407	02	02	01	Donaciones corrientes a personas	59.400.000	0	0	0	0	59.400.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.008.950.500**	**0**	**0**	**0**	**0**	**1.008.950.500**
411	11	00	00	Obligaciones de ejercicios anteriores	1.008.950.500	0	0	0	0	1.008.950.500
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.008.950.500	0	0	0	0	1.008.950.500
				Totales	**30.671.072.442**	**0**	**0**	**0**	**0**	**30.671.072.442**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**20.161.516.144**	0	0	0	0	**20.161.516.144**
407	01	00	00	Transferencias y donaciones corrientes internas	20.158.756.561	0	0	0	0	20.158.756.561
407	01	01	00	Transferencias corrientes internas al sector privado	5.931.780.037	0	0	0	0	5.931.780.037
407	01	01	70	Subsidios educacionales al sector privado	5.845.258.105	0	0	0	0	5.845.258.105
				- S0672 Fundación Peter Alexander para Niños Autistas del Zulia (FUPANAZ)	78.000	0	0	0	0	78.000
				- S1040 Convenio ME - AVEC	5.406.463.926	0	0	0	0	5.406.463.926
				- S1041 Planteles no Afiliados al Convenio	10.780.206	0	0	0	0	10.780.206
				- S1525 Asociación Civil del Ministerio de Educación, Cultura y Deportes (ASOCIMECD)	1.487.868	0	0	0	0	1.487.868
				- S1647 Unidad Educativa Colegio Carora, Municipio Torres del Estado Lara	61.214	0	0	0	0	61.214
				- S1649 Unidad Educativa Instituto "Santa Ana", Municipio Iribarren del Estado Lara	64.724	0	0	0	0	64.724
				- S1654 Hogar de Niños Impedidos Don Orione, Municipio Iribarren del Estado Lara	78.000	0	0	0	0	78.000
				- S1656 Pequeño Cottolengo Don Orione, Municipio Iribarren del Estado Lara	78.000	0	0	0	0	78.000
				- S1661 Centro de Desarrollo Humano El Candil, Municipio Zea del Estado Mérida	78.000	0	0	0	0	78.000
				- S1664 SAPRENDEH (Centro de Desarrollo Humano "El Velero", Municipio Zea del Estado Mérida	78.000	0	0	0	0	78.000
				- S1665 SAPRENDEH (Centro de Desarrollo Humano "El Alva"), Municipio Tovar del Estado Mérida	78.000	0	0	0	0	78.000
				- S1671 Instituto Docente Complejo Educativo y Cultural de Barlovento Fundación "Víctor Sosa", Municipio Guaicapuro del Estado Miranda	45.021	0	0	0	0	45.021
				- S2289 Asociación Civil Escuela Agroecológica Ezequiel Zamora - Guambra	120.000	0	0	0	0	120.000
				- S2350 Asociación de Promoción de la Educación Popular	425.767.146	0	0	0	0	425.767.146
407	01	01	72	Subsidios culturales al sector privado	68.397.940	0	0	0	0	68.397.940
				- S0148 Banco del Libro	347.800	0	0	0	0	347.800
				- S0942 Sociedad Orquesta Sinfónica de Venezuela.	66.671.673	0	0	0	0	66.671.673
				- S1571 Fundación Luis Beltrán Prieto Figueroa	282.000	0	0	0	0	282.000
				- S2245 Fundación Grupo Madera	1.096.467	0	0	0	0	1.096.467
407	01	01	73	Subsidios a instituciones benéficas privadas	18.123.992	0	0	0	0	18.123.992
				- S0747 Hogares Crea de Venezuela	18.000.000	0	0	0	0	18.000.000
				- S1763 Fundación República Insular	43.992	0	0	0	0	43.992
				- S1995 Fundación Visión Futura para Personas con Discapacidad (VIFUPADIS)	80.000	0	0	0	0	80.000
407	01	03	00	Transferencias corrientes internas al sector público	14.226.976.524	0	0	0	0	14.226.976.524

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.963.697.217	0	0	0	0	1.963.697.217
				- A0129 Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA)	176.363.379	0	0	0	0	176.363.379
				- A0135 Academia Nacional de Ciencias Económicas	1.510.152	0	0	0	0	1.510.152
				- A0136 Academia de Ciencias Físicas, Matemáticas y Naturales	1.709.322	0	0	0	0	1.709.322
				- A0137 Academia de Ciencias Políticas y Sociales	1.992.717	0	0	0	0	1.992.717
				- A0138 Academia Nacional de la Historia	2.578.134	0	0	0	0	2.578.134
				- A0139 Academia Venezolana de la Lengua	783.954	0	0	0	0	783.954
				- A0140 Academia Nacional de Medicina	2.179.619	0	0	0	0	2.179.619
				- A0323 Fundación de Edificaciones y Dotaciones Educativas (FEDE)	1.426.722.640	0	0	0	0	1.426.722.640
				- A0387 Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (CENAMEC)	52.424.312	0	0	0	0	52.424.312
				- A0409 Fundación Medios Audiovisuales al Servicio de la Educación (EDUMEDIA)	2.564.384	0	0	0	0	2.564.384
				- A0410 Fundación Bolivariana de Informática y Telemática (FUNDABIT)	192.529.102	0	0	0	0	192.529.102
				- A0425 Fundación Samuel Robinson	89.258	0	0	0	0	89.258
				- A0477 Fundación Colombeia	90.029.104	0	0	0	0	90.029.104
				- A0491 Fundación Escuela Metropolitana de Formación Ciudadana "Simón Rodríguez" (FEMFOC)	11.415.020	0	0	0	0	11.415.020
				- A0911 Academia Nacional de la Ingeniería y el Hábitat	806.120	0	0	0	0	806.120
407	01	03	04	Transferencias corrientes a instituciones de protección social	4.322.130.295	0	0	0	0	4.322.130.295
				- A0056 Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (IPASME)	4.322.130.295	0	0	0	0	4.322.130.295
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	7.941.149.012	0	0	0	0	7.941.149.012
				- A0571 Corporación Nacional de Alimentación Escolar CNAE, S.A.	7.941.149.012	0	0	0	0	7.941.149.012
407	02	00	00	Transferencias y donaciones corrientes al exterior	2.759.583	0	0	0	0	2.759.583
407	02	01	00	Transferencias corrientes al exterior	2.759.583	0	0	0	0	2.759.583
407	02	01	04	Transferencias corrientes a organismos internacionales	2.759.583	0	0	0	0	2.759.583
				- I0043 Fondo Especial Multilateral del Consejo Interamericano para el Desarrollo Integral de la Ciencia y la Cultura (F.E.M.C.I.D.I.C.C.)	55.769	0	0	0	0	55.769
				- I0063 Instituto Panamericano de Geografía e Historia (I.P.G.H.)	527	0	0	0	0	527
				- I0076 Organización de Estados Iberoamericanos para la Educación, la Ciencia y la Cultura O.E.I., en España.	557.258	0	0	0	0	557.258
				- I0080 Organización de las Naciones Unidas para la Educación, la Ciencia y la Cultura (UNESCO)	557.258	0	0	0	0	557.258
				- I0111 Cooperación Técnica con el Área del Caribe. Programas Educativos,	12.816	0	0	0	0	12.816

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Culturales, Centro Interamericano de Idiomas						
				- I0155 Asociación de Televisión Educativa Iberoamericana (A.T.E.I.)	1.036.660	0	0	0	0	1.036.660
				- I0205 Asociación de Estados Iberoamericanos para el Desarrollo de las Bibliotecas Nacionales de Iberoamerica (ABINIA)	324.295	0	0	0	0	324.295
				- I0228 Laboratorio Latinoamericano de Evaluación de Calidad de la Educación	215.000	0	0	0	0	215.000
				Totales	**20.161.516.144**	**0**	**0**	**0**	**0**	**20.161.516.144**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 100002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.843.040.764**	**0**	**0**	**0**	**0**	**1.843.040.764**
402	01	00	00	Productos alimenticios y agropecuarios	454.846.103	0	0	0	0	454.846.103
402	01	01	00	Alimentos y bebidas para personas	446.517.294	0	0	0	0	446.517.294
402	01	02	00	Alimentos para animales	3.396.630	0	0	0	0	3.396.630
402	01	03	00	Productos agrícolas y pecuarios	4.932.179	0	0	0	0	4.932.179
402	02	00	00	Productos de minas, canteras y yacimientos	7.446.640	0	0	0	0	7.446.640
402	02	02	00	Petróleo crudo y gas natural	737.584	0	0	0	0	737.584
402	02	03	00	Mineral de hierro	14.396	0	0	0	0	14.396
402	02	04	00	Mineral no ferroso	122.670	0	0	0	0	122.670
402	02	05	00	Piedra, arcilla, arena y tierra	6.571.634	0	0	0	0	6.571.634
402	02	06	00	Mineral para la fabricación de productos químicos	356	0	0	0	0	356
402	03	00	00	Textiles y vestuarios	147.211.601	0	0	0	0	147.211.601
402	03	01	00	Textiles	33.618.895	0	0	0	0	33.618.895
402	03	02	00	Prendas de vestir	87.864.968	0	0	0	0	87.864.968
402	03	03	00	Calzados	25.661.838	0	0	0	0	25.661.838
402	03	99	00	Otros productos textiles y vestuarios	65.900	0	0	0	0	65.900
402	04	00	00	Productos de cuero y caucho	29.806.660	0	0	0	0	29.806.660
402	04	01	00	Cueros y pieles	60.800	0	0	0	0	60.800
402	04	03	00	Cauchos y tripas para vehículos	29.740.653	0	0	0	0	29.740.653
402	04	99	00	Otros productos de cuero y caucho	5.207	0	0	0	0	5.207
402	05	00	00	Productos de papel, cartón e impresos	210.921.610	0	0	0	0	210.921.610
402	05	01	00	Pulpa de madera, papel y cartón	24.756.689	0	0	0	0	24.756.689
402	05	02	00	Envases y cajas de papel y cartón	3.905.723	0	0	0	0	3.905.723
402	05	03	00	Productos de papel y cartón para oficina	137.124.160	0	0	0	0	137.124.160
402	05	04	00	Libros, revistas y periódicos	1.358.318	0	0	0	0	1.358.318
402	05	05	00	Material de enseñanza	8.210.945	0	0	0	0	8.210.945
402	05	06	00	Productos de papel y cartón para computación	5.401.431	0	0	0	0	5.401.431
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	29.397.111	0	0	0	0	29.397.111

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 100002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	99	00	Otros productos de pulpa, papel y cartón	767.233	0	0	0	0	767.233
402	06	00	00	Productos químicos y derivados	269.997.297	0	0	0	0	269.997.297
402	06	01	00	Sustancias químicas y de uso industrial	1.514.025	0	0	0	0	1.514.025
402	06	02	00	Abonos, plaguicidas y otros	2.746.724	0	0	0	0	2.746.724
402	06	03	00	Tintas, pinturas y colorantes	224.584.627	0	0	0	0	224.584.627
402	06	04	00	Productos farmacéuticos y medicamentos	5.951.955	0	0	0	0	5.951.955
402	06	05	00	Productos de tocador	454.387	0	0	0	0	454.387
402	06	06	00	Combustibles y lubricantes	7.594.473	0	0	0	0	7.594.473
402	06	07	00	Productos diversos derivados del petróleo y del carbón	130.871	0	0	0	0	130.871
402	06	08	00	Productos plásticos	26.950.641	0	0	0	0	26.950.641
402	06	99	00	Otros productos de la industria química y conexos	69.594	0	0	0	0	69.594
402	07	00	00	Productos minerales no metálicos	15.817.202	0	0	0	0	15.817.202
402	07	01	00	Productos de barro, loza y porcelana	435.452	0	0	0	0	435.452
402	07	02	00	Vidrios y productos de vidrio	2.680.652	0	0	0	0	2.680.652
402	07	03	00	Productos de arcilla para construcción	1.422.701	0	0	0	0	1.422.701
402	07	04	00	Cemento, cal y yeso	11.178.397	0	0	0	0	11.178.397
402	07	99	00	Otros productos minerales no metálicos	100.000	0	0	0	0	100.000
402	08	00	00	Productos metálicos	107.139.091	0	0	0	0	107.139.091
402	08	01	00	Productos primarios de hierro y acero	9.083.223	0	0	0	0	9.083.223
402	08	02	00	Productos de metales no ferrosos	38.949	0	0	0	0	38.949
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	61.635.964	0	0	0	0	61.635.964
402	08	04	00	Productos metálicos estructurales	1.061.458	0	0	0	0	1.061.458
402	08	07	00	Material de señalamiento	76.737	0	0	0	0	76.737
402	08	08	00	Material de educación	4.370.210	0	0	0	0	4.370.210
402	08	09	00	Repuestos y accesorios para equipos de transporte	28.861.129	0	0	0	0	28.861.129
402	08	10	00	Repuestos y accesorios para otros equipos	1.709.583	0	0	0	0	1.709.583
402	08	99	00	Otros productos metálicos	301.838	0	0	0	0	301.838
402	09	00	00	Productos de madera	8.172.401	0	0	0	0	8.172.401

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 100002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	09	01	00	Productos primarios de madera	6.252.390	0	0	0	0	6.252.390
402	09	02	00	Muebles y accesorios de madera para edificaciones	1.359.958	0	0	0	0	1.359.958
402	09	99	00	Otros productos de madera	560.053	0	0	0	0	560.053
402	10	00	00	Productos varios y útiles diversos	591.471.617	0	0	0	0	591.471.617
402	10	01	00	Artículos de deporte, recreación y juguetes	33.765.736	0	0	0	0	33.765.736
402	10	02	00	Materiales y útiles de limpieza y aseo	169.051.732	0	0	0	0	169.051.732
402	10	03	00	Utensilios de cocina y comedor	6.964.554	0	0	0	0	6.964.554
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	8.929.709	0	0	0	0	8.929.709
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	65.911.315	0	0	0	0	65.911.315
402	10	06	00	Condecoraciones, ofrendas y similares	3.799.299	0	0	0	0	3.799.299
402	10	07	00	Productos de seguridad en el trabajo	14.123.310	0	0	0	0	14.123.310
402	10	08	00	Materiales para equipos de computación	137.511.779	0	0	0	0	137.511.779
402	10	09	00	Especies timbradas y valores	192.873	0	0	0	0	192.873
402	10	10	00	Útiles religiosos	175.399	0	0	0	0	175.399
402	10	11	00	Materiales eléctricos	78.193.200	0	0	0	0	78.193.200
402	10	12	00	Materiales para instalaciones sanitarias	70.875.118	0	0	0	0	70.875.118
402	10	13	00	Materiales fotográficos	234.861	0	0	0	0	234.861
402	10	99	00	Otros productos y útiles diversos	1.742.732	0	0	0	0	1.742.732
402	99	00	00	Otros materiales y suministros	210.542	0	0	0	0	210.542
402	99	01	00	Otros materiales y suministros	210.542	0	0	0	0	210.542
403	**00**	**00**	**00**	**Servicios no personales**	**6.438.705.961**	**0**	**0**	**0**	**0**	**6.438.705.961**
403	01	00	00	Alquileres de inmuebles	93.350.411	0	0	0	0	93.350.411
403	01	01	00	Alquileres de edificios y locales	92.811.530	0	0	0	0	92.811.530
403	01	02	00	Alquileres de instalaciones culturales y recreativas	538.881	0	0	0	0	538.881
403	02	00	00	Alquileres de maquinaria y equipos	360.335.901	0	0	0	0	360.335.901
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	264.479	0	0	0	0	264.479
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	356.033.884	0	0	0	0	356.033.884
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	19.000	0	0	0	0	19.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 100002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	20.200	0	0	0	0	20.200
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	278.138	0	0	0	0	278.138
403	02	99	00	Alquileres de otras maquinaria y equipos	3.720.200	0	0	0	0	3.720.200
403	03	00	00	Derechos sobre bienes intangibles	1.000.000	0	0	0	0	1.000.000
403	03	03	00	Paquetes y programas de computación	1.000.000	0	0	0	0	1.000.000
403	04	00	00	Servicios básicos	2.404.880.576	0	0	0	0	2.404.880.576
403	04	01	00	Electricidad	94.396.031	0	0	0	0	94.396.031
403	04	02	00	Gas	632.848	0	0	0	0	632.848
403	04	03	00	Agua	221.747.684	0	0	0	0	221.747.684
403	04	04	00	Teléfonos	17.320.872	0	0	0	0	17.320.872
403	04	04	01	Servicios de telefonía prestados por organismos públicos	15.464.737	0	0	0	0	15.464.737
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.856.135	0	0	0	0	1.856.135
403	04	05	00	Servicio de comunicaciones	2.054.464.220	0	0	0	0	2.054.464.220
403	04	06	00	Servicio de aseo urbano y domiciliario	10.105.643	0	0	0	0	10.105.643
403	04	07	00	Servicio de condominio	6.213.278	0	0	0	0	6.213.278
403	06	00	00	Servicios de transporte y almacenaje	352.504.524	0	0	0	0	352.504.524
403	06	01	00	Fletes y embalajes	344.810.703	0	0	0	0	344.810.703
403	06	03	00	Estacionamiento	186.313	0	0	0	0	186.313
403	06	04	00	Peaje	7.508	0	0	0	0	7.508
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	7.500.000	0	0	0	0	7.500.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	472.313.044	0	0	0	0	472.313.044
403	07	01	00	Publicidad y propaganda	39.646.582	0	0	0	0	39.646.582
403	07	02	00	Imprenta y reproducción	145.427.172	0	0	0	0	145.427.172
403	07	03	00	Relaciones sociales	265.667.820	0	0	0	0	265.667.820
403	07	04	00	Avisos	21.571.470	0	0	0	0	21.571.470
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	57.545.670	0	0	0	0	57.545.670
403	08	01	00	Primas y gastos de seguros	55.000.000	0	0	0	0	55.000.000
403	08	02	00	Comisiones y gastos bancarios	2.545.670	0	0	0	0	2.545.670

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 100002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	00	00	Viáticos y pasajes	935.026.793	0	0	0	0	935.026.793
403	09	01	00	Viáticos y pasajes dentro del país	904.917.837	0	0	0	0	904.917.837
403	09	02	00	Viáticos y pasajes fuera del país	30.000.000	0	0	0	0	30.000.000
403	09	03	00	Asignación por kilómetros recorridos	108.956	0	0	0	0	108.956
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	296.365.131	0	0	0	0	296.365.131
403	10	01	00	Servicios jurídicos	21.896.366	0	0	0	0	21.896.366
403	10	02	00	Servicios de contabilidad y auditoría	3.500.000	0	0	0	0	3.500.000
403	10	03	00	Servicios de procesamiento de datos	6.046.512	0	0	0	0	6.046.512
403	10	04	00	Servicios de ingeniería y arquitectónicos	10.966.000	0	0	0	0	10.966.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	48.300	0	0	0	0	48.300
403	10	09	00	Servicios de lavandería y tintorería	8.640	0	0	0	0	8.640
403	10	10	00	Servicios de vigilancia	1.500.000	0	0	0	0	1.500.000
403	10	11	00	Servicios para la elaboración y suministro de comida	200.235.000	0	0	0	0	200.235.000
403	10	99	00	Otros servicios profesionales y técnicos	52.164.313	0	0	0	0	52.164.313
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	415.246.456	0	0	0	0	415.246.456
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	43.084.341	0	0	0	0	43.084.341
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	298.882.249	0	0	0	0	298.882.249
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	4.058.273	0	0	0	0	4.058.273
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	12.678.279	0	0	0	0	12.678.279
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	658.733	0	0	0	0	658.733
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	54.182.041	0	0	0	0	54.182.041
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.702.540	0	0	0	0	1.702.540
403	12	00	00	Conservación y reparaciones menores de obras	84.265.915	0	0	0	0	84.265.915
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	83.800.852	0	0	0	0	83.800.852
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	465.063	0	0	0	0	465.063
403	15	00	00	Servicios fiscales	24.802	0	0	0	0	24.802
403	15	01	00	Derechos de importación y servicios aduaneros	16.560	0	0	0	0	16.560

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 100002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	15	02	00	Tasas y otros derechos obligatorios	8.242	0	0	0	0	8.242
403	16	00	00	Servicios de diversión, esparcimiento y culturales	24.250.744	0	0	0	0	24.250.744
403	16	01	00	Servicios de diversión, esparcimiento y culturales	24.250.744	0	0	0	0	24.250.744
403	18	00	00	Impuestos indirectos	940.548.395	0	0	0	0	940.548.395
403	18	01	00	Impuesto al valor agregado	939.944.689	0	0	0	0	939.944.689
403	18	99	00	Otros impuestos indirectos	603.706	0	0	0	0	603.706
403	99	00	00	Otros servicios no personales	1.047.599	0	0	0	0	1.047.599
403	99	01	00	Otros servicios no personales	1.047.599	0	0	0	0	1.047.599
404	**00**	**00**	**00**	**Activos reales**	**559.459.073**	**0**	**0**	**0**	**0**	**559.459.073**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	331.717.712	0	0	0	0	331.717.712
404	01	01	00	Repuestos mayores	6.600.000	0	0	0	0	6.600.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	330.000	0	0	0	0	330.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	6.270.000	0	0	0	0	6.270.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	325.117.712	0	0	0	0	325.117.712
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	323.400.000	0	0	0	0	323.400.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.454.112	0	0	0	0	1.454.112
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	263.600	0	0	0	0	263.600
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.311.270	0	0	0	0	2.311.270
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	300.000	0	0	0	0	300.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	100.000	0	0	0	0	100.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.500.000	0	0	0	0	1.500.000
404	03	05	00	Maquinaria y equipos industriales y de taller	61.270	0	0	0	0	61.270
404	03	06	00	Maquinaria y equipos de energía	300.000	0	0	0	0	300.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	50.000	0	0	0	0	50.000
404	04	00	00	Equipos de transporte, tracción y elevación	135.115.000	0	0	0	0	135.115.000
404	04	01	00	Vehículos automotores terrestres	135.000.000	0	0	0	0	135.000.000
404	04	03	00	Equipos marítimos de transporte	100.000	0	0	0	0	100.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 100002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	04	05	00	Vehículos de tracción no motorizados	15.000	0	0	0	0	15.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.000.000	0	0	0	0	6.000.000
404	05	01	00	Equipos de telecomunicaciones	6.000.000	0	0	0	0	6.000.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	300.000	0	0	0	0	300.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	300.000	0	0	0	0	300.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	7.680.000	0	0	0	0	7.680.000
404	07	01	00	Equipos científicos y de laboratorio	150.000	0	0	0	0	150.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	6.780.000	0	0	0	0	6.780.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	250.000	0	0	0	0	250.000
404	07	06	00	Instrumentos musicales y equipos de audio	500.000	0	0	0	0	500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	75.696.000	0	0	0	0	75.696.000
404	09	01	00	Mobiliario y equipos de oficina	15.000.000	0	0	0	0	15.000.000
404	09	02	00	Equipos de computación	22.896.000	0	0	0	0	22.896.000
404	09	03	00	Mobiliario y equipos de alojamiento	30.000.000	0	0	0	0	30.000.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	7.800.000	0	0	0	0	7.800.000
404	12	00	00	Activos intangibles	18.543	0	0	0	0	18.543
404	12	04	00	Paquetes y programas de computación	18.543	0	0	0	0	18.543
404	99	00	00	Otros activos reales	620.548	0	0	0	0	620.548
404	99	01	00	Otros activos reales	620.548	0	0	0	0	620.548
407	**00**	**00**	**00**	**Transferencias y donaciones**	**600.000.000**	**0**	**0**	**0**	**0**	**600.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	600.000.000	0	0	0	0	600.000.000
407	01	01	00	Transferencias corrientes internas al sector privado	600.000.000	0	0	0	0	600.000.000
407	01	01	03	Becas escolares	600.000.000	0	0	0	0	600.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.008.950.500**	**0**	**0**	**0**	**0**	**1.008.950.500**
411	11	00	00	Obligaciones de ejercicios anteriores	1.008.950.500	0	0	0	0	1.008.950.500
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.008.950.500	0	0	0	0	1.008.950.500
				Totales	**10.450.156.298**	**0**	**0**	**0**	**0**	**10.450.156.298**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 100002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.993.939.620**	**0**	**0**	**0**	**0**	**5.993.939.620**
407	01	00	00	Transferencias y donaciones corrientes internas	5.931.780.037	0	0	0	0	5.931.780.037
407	01	01	00	Transferencias corrientes internas al sector privado	5.931.780.037	0	0	0	0	5.931.780.037
407	01	01	70	Subsidios educacionales al sector privado	5.845.258.105	0	0	0	0	5.845.258.105
407	01	01	72	Subsidios culturales al sector privado	68.397.940	0	0	0	0	68.397.940
407	01	01	73	Subsidios a instituciones benéficas privadas	18.123.992	0	0	0	0	18.123.992
407	02	00	00	Transferencias y donaciones corrientes al exterior	62.159.583	0	0	0	0	62.159.583
407	02	01	00	Transferencias corrientes al exterior	2.759.583	0	0	0	0	2.759.583
407	02	01	04	Transferencias corrientes a organismos internacionales	2.759.583	0	0	0	0	2.759.583
407	02	02	00	Donaciones corrientes al exterior	59.400.000	0	0	0	0	59.400.000
407	02	02	01	Donaciones corrientes a personas	59.400.000	0	0	0	0	59.400.000
				Totales	**5.993.939.620**	**0**	**0**	**0**	**0**	**5.993.939.620**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 100002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**14.226.976.524**	**0**	**0**	**0**	**0**	**14.226.976.524**
407	01	00	00	Transferencias y donaciones corrientes internas	14.226.976.524	0	0	0	0	14.226.976.524
407	01	03	00	Transferencias corrientes internas al sector público	14.226.976.524	0	0	0	0	14.226.976.524
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.963.697.217	0	0	0	0	1.963.697.217
407	01	03	04	Transferencias corrientes a instituciones de protección social	4.322.130.295	0	0	0	0	4.322.130.295
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	7.941.149.012	0	0	0	0	7.941.149.012
				Totales	**14.226.976.524**	**0**	**0**	**0**	**0**	**14.226.976.524**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**19.858.883.960**	**0**	**0**	**0**	**0**	**19.858.883.960**
407	01	00	00	Transferencias y donaciones corrientes internas	19.858.883.960	0	0	0	0	19.858.883.960
407	01	01	00	Transferencias corrientes internas al sector privado	19.858.883.960	0	0	0	0	19.858.883.960
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.285.962.551	0	0	0	0	1.285.962.551
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	15.985.294.801	0	0	0	0	15.985.294.801
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	295.807.107	0	0	0	0	295.807.107
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	2.291.819.501	0	0	0	0	2.291.819.501
				Totales	**19.858.883.960**	**0**	**0**	**0**	**0**	**19.858.883.960**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 10 - 78

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 100003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**19.858.883.960**	**0**	**0**	**0**	**0**	**19.858.883.960**
407	01	00	00	Transferencias y donaciones corrientes internas	19.858.883.960	0	0	0	0	19.858.883.960
407	01	01	00	Transferencias corrientes internas al sector privado	19.858.883.960	0	0	0	0	19.858.883.960
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.285.962.551	0	0	0	0	1.285.962.551
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	15.985.294.801	0	0	0	0	15.985.294.801
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	295.807.107	0	0	0	0	295.807.107
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	2.291.819.501	0	0	0	0	2.291.819.501
				Totales	**19.858.883.960**	**0**	**0**	**0**	**0**	**19.858.883.960**

13
Ministerio del Poder Popular para el Proceso Social de Trabajo

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**3.967.533.948**	0	0	0	0	**3.967.533.948**
401	01	00	00	Sueldos, salarios y otras retribuciones	487.935.172	0	0	0	0	487.935.172
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	215.859.372	0	0	0	0	215.859.372
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	110.671.896	0	0	0	0	110.671.896
401	01	18	00	Remuneraciones al personal contratado	154.504.320	0	0	0	0	154.504.320
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	150.427.044	0	0	0	0	150.427.044
401	01	18	02	Remuneraciones por honorarios profesionales	4.077.276	0	0	0	0	4.077.276
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.912.000	0	0	0	0	1.912.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	89.064	0	0	0	0	89.064
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	4.898.520	0	0	0	0	4.898.520
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	82.090.080	0	0	0	0	82.090.080
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	45.556.212	0	0	0	0	45.556.212
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	36.533.868	0	0	0	0	36.533.868
401	03	00	00	Primas	249.500.160	0	0	0	0	249.500.160
401	03	02	00	Primas de transporte a empleados	1.860.000	0	0	0	0	1.860.000
401	03	04	00	Primas por hijos a empleados	416.064	0	0	0	0	416.064
401	03	06	00	Primas por residencia a empleados	36.000	0	0	0	0	36.000
401	03	08	00	Primas de profesionalización a empleados	29.707.608	0	0	0	0	29.707.608
401	03	09	00	Primas por antigüedad a empleados	14.595.732	0	0	0	0	14.595.732
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.377.456	0	0	0	0	4.377.456
401	03	19	00	Primas por hijos de obreros	385.860	0	0	0	0	385.860
401	03	21	00	Primas por antigüedad a obreros	6.386.808	0	0	0	0	6.386.808
401	03	22	00	Primas de profesionalización a obreros	903.660	0	0	0	0	903.660
401	03	37	00	Primas de transporte al personal contratado	1.253.712	0	0	0	0	1.253.712
401	03	39	00	Primas por hijos al personal contratado	560.004	0	0	0	0	560.004
401	03	40	00	Primas de profesionalización al personal contratado	16.414.584	0	0	0	0	16.414.584
401	03	41	00	Primas por antigüedad al personal contratado	4.633.440	0	0	0	0	4.633.440
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	54.300	0	0	0	0	54.300
401	03	47	00	Primas al personal de alto nivel y de dirección	3.720.852	0	0	0	0	3.720.852
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	19.440	0	0	0	0	19.440

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.086.660	0	0	0	0	1.086.660
401	03	96	00	Otras primas al personal contratado	20.148.576	0	0	0	0	20.148.576
401	03	97	00	Otras primas a empleados	107.491.584	0	0	0	0	107.491.584
401	03	98	00	Otras primas a obreros	35.447.820	0	0	0	0	35.447.820
401	04	00	00	Complementos de sueldos y salarios	542.505.372	0	0	0	0	542.505.372
401	04	08	00	Bono compensatorio de alimentación a empleados	106.739.376	0	0	0	0	106.739.376
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	7.860.648	0	0	0	0	7.860.648
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	16.135.728	0	0	0	0	16.135.728
401	04	16	00	Complemento a obreros por gastos de alimentación	51.840	0	0	0	0	51.840
401	04	17	00	Complemento a obreros por gastos de transporte	1.523.928	0	0	0	0	1.523.928
401	04	18	00	Bono compensatorio de alimentación a obreros	63.027.720	0	0	0	0	63.027.720
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.199.580	0	0	0	0	1.199.580
401	04	26	00	Bono compensatorio de alimentación al personal contratado	82.979.232	0	0	0	0	82.979.232
401	04	28	00	Complemento al personal contratado por días feriados	996.984	0	0	0	0	996.984
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	960	0	0	0	0	960
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	52.920	0	0	0	0	52.920
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	1.440	0	0	0	0	1.440
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	2.910.600	0	0	0	0	2.910.600
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	64.368	0	0	0	0	64.368
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	3.482.784	0	0	0	0	3.482.784
401	04	96	00	Otros complementos a empleados	116.862.180	0	0	0	0	116.862.180
401	04	97	00	Otros complementos a obreros	33.615.072	0	0	0	0	33.615.072
401	04	98	00	Otros complementos al personal contratado	105.000.012	0	0	0	0	105.000.012
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	511.557.888	0	0	0	0	511.557.888
401	05	01	00	Aguinaldos a empleados	158.574.984	0	0	0	0	158.574.984
401	05	03	00	Bono vacacional a empleados	96.792.804	0	0	0	0	96.792.804
401	05	04	00	Aguinaldos a obreros	63.517.860	0	0	0	0	63.517.860
401	05	06	00	Bono vacacional a obreros	38.770.428	0	0	0	0	38.770.428
401	05	07	00	Aguinaldos al personal contratado	91.285.176	0	0	0	0	91.285.176
401	05	08	00	Bono vacacional al personal contratado	55.719.708	0	0	0	0	55.719.708

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	72.504	0	0	0	0	72.504
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	44.256	0	0	0	0	44.256
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	4.210.272	0	0	0	0	4.210.272
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	2.569.896	0	0	0	0	2.569.896
401	06	00	00	Aportes patronales y legales	129.011.364	0	0	0	0	129.011.364
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	39.596.748	0	0	0	0	39.596.748
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	6.476.640	0	0	0	0	6.476.640
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	8.799.408	0	0	0	0	8.799.408
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	8.896.140	0	0	0	0	8.896.140
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	15.708.396	0	0	0	0	15.708.396
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	3.319.656	0	0	0	0	3.319.656
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	3.491.004	0	0	0	0	3.491.004
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.529.752	0	0	0	0	3.529.752
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	22.794.204	0	0	0	0	22.794.204
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	5.120.928	0	0	0	0	5.120.928
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	5.064.756	0	0	0	0	5.064.756
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	18.108	0	0	0	0	18.108
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	2.676	0	0	0	0	2.676
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	4.068	0	0	0	0	4.068
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	4.020	0	0	0	0	4.020
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.051.224	0	0	0	0	1.051.224
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	147.180	0	0	0	0	147.180
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	236.244	0	0	0	0	236.244
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	233.652	0	0	0	0	233.652
401	06	95	00	Otros aportes legales por personal contratado	4.516.560	0	0	0	0	4.516.560
401	07	00	00	Asistencia socio-económica	1.676.009.788	0	0	0	0	1.676.009.788
401	07	01	00	Capacitación y adiestramiento a empleados	40.077.144	0	0	0	0	40.077.144
401	07	02	00	Becas a empleados	3.708.276	0	0	0	0	3.708.276

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	03	00	Ayudas por matrimonio a empleados	15.560	0	0	0	0	15.560
401	07	04	00	Ayudas por nacimiento de hijos a empleados	20.800	0	0	0	0	20.800
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	20.996.568	0	0	0	0	20.996.568
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	537.933.120	0	0	0	0	537.933.120
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.750.248	0	0	0	0	1.750.248
401	07	10	00	Dotación de uniformes a empleados	405.000	0	0	0	0	405.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	13.621.032	0	0	0	0	13.621.032
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.280.372	0	0	0	0	2.280.372
401	07	17	00	Capacitación y adiestramiento a obreros	26.722.044	0	0	0	0	26.722.044
401	07	18	00	Becas a obreros	2.775.600	0	0	0	0	2.775.600
401	07	19	00	Ayudas por matrimonio de obreros	28.584	0	0	0	0	28.584
401	07	20	00	Ayudas por nacimiento de hijos de obreros	42.876	0	0	0	0	42.876
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	13.235.124	0	0	0	0	13.235.124
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	294.886.860	0	0	0	0	294.886.860
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.550.004	0	0	0	0	1.550.004
401	07	26	00	Dotación de uniformes a obreros	104.002.884	0	0	0	0	104.002.884
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	7.431.792	0	0	0	0	7.431.792
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	2.100.852	0	0	0	0	2.100.852
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	10.692	0	0	0	0	10.692
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	161.880	0	0	0	0	161.880
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	445.308	0	0	0	0	445.308
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	4.000	0	0	0	0	4.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.400	0	0	0	0	2.400
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	277.992	0	0	0	0	277.992
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	26.624.520	0	0	0	0	26.624.520
401	07	74	00	Capacitación y adiestramiento al personal contratado	38.296.000	0	0	0	0	38.296.000
401	07	75	00	Becas al personal contratado	3.913.872	0	0	0	0	3.913.872
401	07	76	00	Ayudas por matrimonio al personal contratado	19.200	0	0	0	0	19.200
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	33.200	0	0	0	0	33.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	10.074.804	0	0	0	0	10.074.804
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	483.369.348	0	0	0	0	483.369.348
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.950.000	0	0	0	0	1.950.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	33.730.008	0	0	0	0	33.730.008
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	2.760.000	0	0	0	0	2.760.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	751.824	0	0	0	0	751.824
401	08	00	00	Prestaciones sociales e indemnizaciones	275.883.588	0	0	0	0	275.883.588
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	141.837.804	0	0	0	0	141.837.804
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	57.185.844	0	0	0	0	57.185.844
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	73.573.236	0	0	0	0	73.573.236
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	53.352	0	0	0	0	53.352
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	3.233.352	0	0	0	0	3.233.352
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	2.021.454	0	0	0	0	2.021.454
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	2.021.454	0	0	0	0	2.021.454
401	95	00	00	Otros gastos del personal de alto nivel y de dirección	1.019.082	0	0	0	0	1.019.082
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	1.019.082	0	0	0	0	1.019.082
401	96	00	00	Otros gastos del personal empleado	7.000.000	0	0	0	0	7.000.000
401	96	01	00	Otros gastos del personal empleado	7.000.000	0	0	0	0	7.000.000
401	97	00	00	Otros gastos del personal obrero	3.000.000	0	0	0	0	3.000.000
401	97	01	00	Otros gastos del personal obrero	3.000.000	0	0	0	0	3.000.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**293.174.679**	**0**	**0**	**0**	**0**	**293.174.679**
402	01	00	00	Productos alimenticios y agropecuarios	90.862.744	0	0	0	0	90.862.744
402	01	01	00	Alimentos y bebidas para personas	90.862.744	0	0	0	0	90.862.744
402	03	00	00	Textiles y vestuarios	2.577.219	0	0	0	0	2.577.219
402	03	01	00	Textiles	569.771	0	0	0	0	569.771
402	03	02	00	Prendas de vestir	2.007.448	0	0	0	0	2.007.448
402	04	00	00	Productos de cuero y caucho	8.303.600	0	0	0	0	8.303.600
402	04	03	00	Cauchos y tripas para vehículos	8.303.600	0	0	0	0	8.303.600
402	05	00	00	Productos de papel, cartón e impresos	72.618.798	0	0	0	0	72.618.798
402	05	01	00	Pulpa de madera, papel y cartón	8.431.537	0	0	0	0	8.431.537

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	02	00	Envases y cajas de papel y cartón	3.118.192	0	0	0	0	3.118.192
402	05	03	00	Productos de papel y cartón para oficina	51.820.543	0	0	0	0	51.820.543
402	05	04	00	Libros, revistas y periódicos	706.118	0	0	0	0	706.118
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	8.542.408	0	0	0	0	8.542.408
402	06	00	00	Productos químicos y derivados	16.393.253	0	0	0	0	16.393.253
402	06	03	00	Tintas, pinturas y colorantes	913.823	0	0	0	0	913.823
402	06	04	00	Productos farmacéuticos y medicamentos	1.328.459	0	0	0	0	1.328.459
402	06	06	00	Combustibles y lubricantes	6.279.877	0	0	0	0	6.279.877
402	06	08	00	Productos plásticos	7.871.094	0	0	0	0	7.871.094
402	08	00	00	Productos metálicos	19.090.457	0	0	0	0	19.090.457
402	08	02	00	Productos de metales no ferrosos	77.560	0	0	0	0	77.560
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.586.584	0	0	0	0	3.586.584
402	08	04	00	Productos metálicos estructurales	100.660	0	0	0	0	100.660
402	08	07	00	Material de señalamiento	7.840	0	0	0	0	7.840
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.268.253	0	0	0	0	15.268.253
402	08	99	00	Otros productos metálicos	49.560	0	0	0	0	49.560
402	10	00	00	Productos varios y útiles diversos	82.920.608	0	0	0	0	82.920.608
402	10	01	00	Artículos de deporte, recreación y juguetes	989.100	0	0	0	0	989.100
402	10	02	00	Materiales y útiles de limpieza y aseo	4.138.186	0	0	0	0	4.138.186
402	10	03	00	Utensilios de cocina y comedor	432.476	0	0	0	0	432.476
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.971.224	0	0	0	0	1.971.224
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	16.214.706	0	0	0	0	16.214.706
402	10	06	00	Condecoraciones, ofrendas y similares	1.462.190	0	0	0	0	1.462.190
402	10	07	00	Productos de seguridad en el trabajo	5.843.568	0	0	0	0	5.843.568
402	10	08	00	Materiales para equipos de computación	47.649.389	0	0	0	0	47.649.389
402	10	11	00	Materiales eléctricos	2.393.611	0	0	0	0	2.393.611
402	10	12	00	Materiales para instalaciones sanitarias	1.371.838	0	0	0	0	1.371.838
402	10	99	00	Otros productos y útiles diversos	454.320	0	0	0	0	454.320
402	99	00	00	Otros materiales y suministros	408.000	0	0	0	0	408.000
402	99	01	00	Otros materiales y suministros	408.000	0	0	0	0	408.000
403	**00**	**00**	**00**	**Servicios no personales**	**475.114.996**	**0**	**0**	**0**	**0**	**475.114.996**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	01	00	00	Alquileres de inmuebles	9.834.902	0	0	0	0	9.834.902
403	01	01	00	Alquileres de edificios y locales	8.084.902	0	0	0	0	8.084.902
403	01	02	00	Alquileres de instalaciones culturales y recreativas	1.750.000	0	0	0	0	1.750.000
403	02	00	00	Alquileres de maquinaria y equipos	3.089.730	0	0	0	0	3.089.730
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	3.089.730	0	0	0	0	3.089.730
403	04	00	00	Servicios básicos	36.930.688	0	0	0	0	36.930.688
403	04	01	00	Electricidad	9.748.788	0	0	0	0	9.748.788
403	04	02	00	Gas	5.400	0	0	0	0	5.400
403	04	03	00	Agua	1.485.304	0	0	0	0	1.485.304
403	04	04	00	Teléfonos	11.430.000	0	0	0	0	11.430.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	9.750.000	0	0	0	0	9.750.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.680.000	0	0	0	0	1.680.000
403	04	05	00	Servicio de comunicaciones	4.000.000	0	0	0	0	4.000.000
403	04	06	00	Servicio de aseo urbano y domiciliario	910.450	0	0	0	0	910.450
403	04	07	00	Servicio de condominio	9.350.746	0	0	0	0	9.350.746
403	06	00	00	Servicios de transporte y almacenaje	5.805.530	0	0	0	0	5.805.530
403	06	01	00	Fletes y embalajes	378.000	0	0	0	0	378.000
403	06	03	00	Estacionamiento	19.530	0	0	0	0	19.530
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	5.408.000	0	0	0	0	5.408.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.820.268	0	0	0	0	15.820.268
403	07	01	00	Publicidad y propaganda	504.000	0	0	0	0	504.000
403	07	02	00	Imprenta y reproducción	5.541.360	0	0	0	0	5.541.360
403	07	03	00	Relaciones sociales	8.081.408	0	0	0	0	8.081.408
403	07	04	00	Avisos	1.693.500	0	0	0	0	1.693.500
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	12.129.180	0	0	0	0	12.129.180
403	08	01	00	Primas y gastos de seguros	12.075.000	0	0	0	0	12.075.000
403	08	02	00	Comisiones y gastos bancarios	54.180	0	0	0	0	54.180
403	09	00	00	Viáticos y pasajes	117.248.580	0	0	0	0	117.248.580
403	09	01	00	Viáticos y pasajes dentro del país	108.708.580	0	0	0	0	108.708.580
403	09	02	00	Viáticos y pasajes fuera del país	8.540.000	0	0	0	0	8.540.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.547.600	0	0	0	0	3.547.600

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	04	00	Servicios de ingeniería y arquitectónicos	78.400	0	0	0	0	78.400
403	10	07	00	Servicios de capacitación y adiestramiento	2.654.400	0	0	0	0	2.654.400
403	10	99	00	Otros servicios profesionales y técnicos	814.800	0	0	0	0	814.800
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	23.549.967	0	0	0	0	23.549.967
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.027.425	0	0	0	0	1.027.425
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	11.066.216	0	0	0	0	11.066.216
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	11.456.326	0	0	0	0	11.456.326
403	12	00	00	Conservación y reparaciones menores de obras	89.716.056	0	0	0	0	89.716.056
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	89.716.056	0	0	0	0	89.716.056
403	16	00	00	Servicios de diversión, esparcimiento y culturales	35.005.600	0	0	0	0	35.005.600
403	16	01	00	Servicios de diversión, esparcimiento y culturales	35.005.600	0	0	0	0	35.005.600
403	18	00	00	Impuestos indirectos	114.452.755	0	0	0	0	114.452.755
403	18	01	00	Impuesto al valor agregado	114.452.755	0	0	0	0	114.452.755
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.560.320	0	0	0	0	2.560.320
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.560.320	0	0	0	0	2.560.320
403	99	00	00	Otros servicios no personales	5.423.820	0	0	0	0	5.423.820
403	99	01	00	Otros servicios no personales	5.423.820	0	0	0	0	5.423.820
404	**00**	**00**	**00**	**Activos reales**	**506.215.112**	**0**	**0**	**0**	**0**	**506.215.112**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	4.480.000	0	0	0	0	4.480.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	4.480.000	0	0	0	0	4.480.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	4.480.000	0	0	0	0	4.480.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	19.600.000	0	0	0	0	19.600.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	19.600.000	0	0	0	0	19.600.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	6.554.940	0	0	0	0	6.554.940
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	13.720	0	0	0	0	13.720
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	89.600	0	0	0	0	89.600
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	6.345.220	0	0	0	0	6.345.220
404	03	05	00	Maquinaria y equipos industriales y de taller	106.400	0	0	0	0	106.400
404	04	00	00	Equipos de transporte, tracción y elevación	48.915.250	0	0	0	0	48.915.250
404	04	01	00	Vehículos automotores terrestres	48.915.250	0	0	0	0	48.915.250

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.556.612	0	0	0	0	5.556.612
404	05	01	00	Equipos de telecomunicaciones	5.556.612	0	0	0	0	5.556.612
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.325.036	0	0	0	0	2.325.036
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.332.436	0	0	0	0	1.332.436
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	992.600	0	0	0	0	992.600
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	7.132.139	0	0	0	0	7.132.139
404	07	02	00	Equipos de enseñanza, deporte y recreación	6.227.039	0	0	0	0	6.227.039
404	07	06	00	Instrumentos musicales y equipos de audio	905.100	0	0	0	0	905.100
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	89.356.735	0	0	0	0	89.356.735
404	09	01	00	Mobiliario y equipos de oficina	40.810.831	0	0	0	0	40.810.831
404	09	02	00	Equipos de computación	35.006.497	0	0	0	0	35.006.497
404	09	03	00	Mobiliario y equipos de alojamiento	13.469.827	0	0	0	0	13.469.827
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	69.580	0	0	0	0	69.580
404	11	00	00	Inmuebles, maquinaria y equipos usados	274.800.000	0	0	0	0	274.800.000
404	11	01	00	Adquisición de tierras y terrenos	44.800.000	0	0	0	0	44.800.000
404	11	02	00	Adquisición de edificios e instalaciones	230.000.000	0	0	0	0	230.000.000
404	15	00	00	Construcciones del dominio privado	47.494.400	0	0	0	0	47.494.400
404	15	05	00	Construcciones de edificaciones para oficina	47.494.400	0	0	0	0	47.494.400
407	**00**	**00**	**00**	**Transferencias y donaciones**	**160.953.827.644**	**0**	**0**	**0**	**0**	**160.953.827.644**
407	01	00	00	Transferencias y donaciones corrientes internas	160.953.827.644	0	0	0	0	160.953.827.644
407	01	01	00	Transferencias corrientes internas al sector privado	356.266.988	0	0	0	0	356.266.988
407	01	01	01	Pensiones del personal empleado, obrero y militar	38.972.208	0	0	0	0	38.972.208
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	70.182.432	0	0	0	0	70.182.432
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	11.108.112	0	0	0	0	11.108.112
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	2.596.872	0	0	0	0	2.596.872
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	45.870.300	0	0	0	0	45.870.300
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	18.881.052	0	0	0	0	18.881.052
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	21.446.208	0	0	0	0	21.446.208
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	6.115.824	0	0	0	0	6.115.824
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	95.323.764	0	0	0	0	95.323.764
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar	45.417.816	0	0	0	0	45.417.816

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				jubilado						
407	01	01	75	Subsidios a organismos laborales y gremiales	352.400	0	0	0	0	352.400
407	01	02	00	Donaciones corrientes internas al sector privado	400.000	0	0	0	0	400.000
407	01	02	01	Donaciones corrientes a personas	400.000	0	0	0	0	400.000
407	01	03	00	Transferencias corrientes internas al sector público	160.597.160.656	0	0	0	0	160.597.160.656
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	160.194.227.731	0	0	0	0	160.194.227.731
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	402.932.925	0	0	0	0	402.932.925
411	**00**	**00**	**00**	**Disminución de pasivos**	**4.000.000**	**0**	**0**	**0**	**0**	**4.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	4.000.000	0	0	0	0	4.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	4.000.000	0	0	0	0	4.000.000
				Totales	**166.199.866.379**	**0**	**0**	**0**	**0**	**166.199.866.379**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PROYECTO: 128740 130153000 IMPULSO DE LA INCORPORACIÓN DE LOS TRABAJADORES NO DEPENDIENTES Y LOS TRADICIONALMENTE EXCLUIDOS AL RÉGIMEN PRESTACIONAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS.

OBJETIVO DEL PROYECTO: PROMOVER LA INCORPORACIÓN DE LOS TRABAJADORES Y TRABAJADORAS NO DEPENDIENTES Y LOS TRADICIONALMENTE EXCLUIDOS A LOS REGÍMENES PRESTACIONALES DE PENSIONES, Y OTRAS ASIGNACIONES ECONÓMICAS A TRAVÉS DE LA ORIENTACIÓN, MOTIVACIÓN Y LA RELACIÓN INTRAINSTITUCIONAL.

UNIDAD DE MEDIDA: TRABAJADOR(A) **META:** 101.300 **FEMENINO:** 50.000 **MASCULINO:** 51.300

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS Y EMPLEO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.931.517**	**0**	**0**	**0**	**0**	**1.931.517**
402	01	00	00	Productos alimenticios y agropecuarios	546.955	0	0	0	0	546.955
402	01	01	00	Alimentos y bebidas para personas	546.955	0	0	0	0	546.955
402	03	00	00	Textiles y vestuarios	71.400	0	0	0	0	71.400
402	03	02	00	Prendas de vestir	71.400	0	0	0	0	71.400
402	04	00	00	Productos de cuero y caucho	108.000	0	0	0	0	108.000
402	04	03	00	Cauchos y tripas para vehículos	108.000	0	0	0	0	108.000
402	05	00	00	Productos de papel, cartón e impresos	447.332	0	0	0	0	447.332
402	05	01	00	Pulpa de madera, papel y cartón	57.880	0	0	0	0	57.880
402	05	03	00	Productos de papel y cartón para oficina	122.500	0	0	0	0	122.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	266.952	0	0	0	0	266.952
402	06	00	00	Productos químicos y derivados	5.095	0	0	0	0	5.095
402	06	06	00	Combustibles y lubricantes	5.095	0	0	0	0	5.095
402	10	00	00	Productos varios y útiles diversos	752.735	0	0	0	0	752.735
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	53.435	0	0	0	0	53.435
402	10	08	00	Materiales para equipos de computación	699.300	0	0	0	0	699.300
403	**00**	**00**	**00**	**Servicios no personales**	**3.859.306**	**0**	**0**	**0**	**0**	**3.859.306**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.205.400	0	0	0	0	1.205.400
403	07	02	00	Imprenta y reproducción	1.078.000	0	0	0	0	1.078.000
403	07	04	00	Avisos	127.400	0	0	0	0	127.400
403	09	00	00	Viáticos y pasajes	2.026.640	0	0	0	0	2.026.640
403	09	01	00	Viáticos y pasajes dentro del país	2.026.640	0	0	0	0	2.026.640
403	18	00	00	Impuestos indirectos	627.266	0	0	0	0	627.266
403	18	01	00	Impuesto al valor agregado	627.266	0	0	0	0	627.266
404	**00**	**00**	**00**	**Activos reales**	**63.700**	**0**	**0**	**0**	**0**	**63.700**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	63.700	0	0	0	0	63.700
404	07	02	00	Equipos de enseñanza, deporte y recreación	50.400	0	0	0	0	50.400
404	07	06	00	Instrumentos musicales y equipos de audio	13.300	0	0	0	0	13.300
				Totales	**5.854.523**	**0**	**0**	**0**	**0**	**5.854.523**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 13 - 12

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PROYECTO: 128740 130153000 IMPULSO DE LA INCORPORACIÓN DE LOS TRABAJADORES NO DEPENDIENTES Y LOS TRADICIONALMENTE EXCLUIDOS AL RÉGIMEN PRESTACIONAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS.

OBJETIVO DEL PROYECTO: PROMOVER LA INCORPORACIÓN DE LOS TRABAJADORES Y TRABAJADORAS NO DEPENDIENTES Y LOS TRADICIONALMENTE EXCLUIDOS A LOS REGÍMENES PRESTACIONALES DE PENSIONES, Y OTRAS ASIGNACIONES ECONÓMICAS A TRAVÉS DE LA ORIENTACIÓN, MOTIVACIÓN Y LA RELACIÓN INTRAINSTITUCIONAL.

UNIDAD DE MEDIDA: TRABAJADOR(A) **META:** 101.300 **FEMENINO:** 50.000 **MASCULINO:** 51.300

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS Y EMPLEO **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PROYECTO: 128740 130153000 IMPULSO DE LA INCORPORACIÓN DE LOS TRABAJADORES NO DEPENDIENTES Y LOS TRADICIONALMENTE EXCLUIDOS AL RÉGIMEN PRESTACIONAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS.

OBJETIVO DEL PROYECTO: PROMOVER LA INCORPORACIÓN DE LOS TRABAJADORES Y TRABAJADORAS NO DEPENDIENTES Y LOS TRADICIONALMENTE EXCLUIDOS A LOS REGÍMENES PRESTACIONALES DE PENSIONES, Y OTRAS ASIGNACIONES ECONÓMICAS A TRAVÉS DE LA ORIENTACIÓN, MOTIVACIÓN Y LA RELACIÓN INTRAINSTITUCIONAL.

UNIDAD DE MEDIDA: TRABAJADOR(A) **META:** 101.300 **FEMENINO:** 50.000 **MASCULINO:** 51.300

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS Y EMPLEO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 130153001 ORIENTACIÓN DE LOS TRABAJADORES Y TRABAJADORAS NO DEPENDIENTES PARA QUE SE INCORPOREN DE MANERA EFECTIVA AL RÉGIMEN PRESTACIONAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS.

UNIDAD DE MEDIDA: TRABAJADOR(A) **META:** 12.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS Y EMPLEO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.270.243**	**0**	**0**	**0**	**0**	**1.270.243**
402	01	00	00	Productos alimenticios y agropecuarios	226.820	0	0	0	0	226.820
402	01	01	00	Alimentos y bebidas para personas	226.820	0	0	0	0	226.820
402	03	00	00	Textiles y vestuarios	71.400	0	0	0	0	71.400
402	03	02	00	Prendas de vestir	71.400	0	0	0	0	71.400
402	05	00	00	Productos de papel, cartón e impresos	245.388	0	0	0	0	245.388
402	05	01	00	Pulpa de madera, papel y cartón	54.680	0	0	0	0	54.680
402	05	03	00	Productos de papel y cartón para oficina	111.300	0	0	0	0	111.300
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	79.408	0	0	0	0	79.408
402	10	00	00	Productos varios y útiles diversos	726.635	0	0	0	0	726.635
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	49.035	0	0	0	0	49.035
402	10	08	00	Materiales para equipos de computación	677.600	0	0	0	0	677.600
403	**00**	**00**	**00**	**Servicios no personales**	**1.471.744**	**0**	**0**	**0**	**0**	**1.471.744**
403	07	00	00	Servicios de información, impresión y relaciones públicas	441.000	0	0	0	0	441.000
403	07	02	00	Imprenta y reproducción	441.000	0	0	0	0	441.000
403	09	00	00	Viáticos y pasajes	736.960	0	0	0	0	736.960
403	09	01	00	Viáticos y pasajes dentro del país	736.960	0	0	0	0	736.960
403	18	00	00	Impuestos indirectos	293.784	0	0	0	0	293.784
403	18	01	00	Impuesto al valor agregado	293.784	0	0	0	0	293.784
				Totales	**2.741.987**	**0**	**0**	**0**	**0**	**2.741.987**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PROYECTO: 128740 130153000 IMPULSO DE LA INCORPORACIÓN DE LOS TRABAJADORES NO DEPENDIENTES Y LOS TRADICIONALMENTE EXCLUIDOS AL RÉGIMEN PRESTACIONAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS.

OBJETIVO DEL PROYECTO: PROMOVER LA INCORPORACIÓN DE LOS TRABAJADORES Y TRABAJADORAS NO DEPENDIENTES Y LOS TRADICIONALMENTE EXCLUIDOS A LOS REGÍMENES PRESTACIONALES DE PENSIONES, Y OTRAS ASIGNACIONES ECONÓMICAS A TRAVÉS DE LA ORIENTACIÓN, MOTIVACIÓN Y LA RELACIÓN INTRAINSTITUCIONAL.

UNIDAD DE MEDIDA: TRABAJADOR(A) **META:** 101.300 **FEMENINO:** 50.000 **MASCULINO:** 51.300

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS Y EMPLEO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 130153002 EJECUTAR JORNADAS ESPECIALES CONJUNTAMENTE CON EL IVSS PARA LA INCORPORACIÓN DE LOS TRABAJADORES Y TRABAJADORAS NO DEPENDIENTES AL SISTEMA DE COTIZACIÓN DE LA SEGURIDAD SOCIAL.

UNIDAD DE MEDIDA: TRABAJADOR(A) **META:** 5.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS Y EMPLEO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**574.802**	**0**	**0**	**0**	**0**	**574.802**
402	01	00	00	Productos alimenticios y agropecuarios	248.063	0	0	0	0	248.063
402	01	01	00	Alimentos y bebidas para personas	248.063	0	0	0	0	248.063
402	04	00	00	Productos de cuero y caucho	108.000	0	0	0	0	108.000
402	04	03	00	Cauchos y tripas para vehículos	108.000	0	0	0	0	108.000
402	05	00	00	Productos de papel, cartón e impresos	187.544	0	0	0	0	187.544
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	187.544	0	0	0	0	187.544
402	06	00	00	Productos químicos y derivados	5.095	0	0	0	0	5.095
402	06	06	00	Combustibles y lubricantes	5.095	0	0	0	0	5.095
402	10	00	00	Productos varios y útiles diversos	26.100	0	0	0	0	26.100
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.400	0	0	0	0	4.400
402	10	08	00	Materiales para equipos de computación	21.700	0	0	0	0	21.700
403	**00**	**00**	**00**	**Servicios no personales**	**1.483.739**	**0**	**0**	**0**	**0**	**1.483.739**
403	07	00	00	Servicios de información, impresión y relaciones públicas	519.400	0	0	0	0	519.400
403	07	02	00	Imprenta y reproducción	392.000	0	0	0	0	392.000
403	07	04	00	Avisos	127.400	0	0	0	0	127.400
403	09	00	00	Viáticos y pasajes	736.960	0	0	0	0	736.960
403	09	01	00	Viáticos y pasajes dentro del país	736.960	0	0	0	0	736.960
403	18	00	00	Impuestos indirectos	227.379	0	0	0	0	227.379
403	18	01	00	Impuesto al valor agregado	227.379	0	0	0	0	227.379
404	**00**	**00**	**00**	**Activos reales**	**63.700**	**0**	**0**	**0**	**0**	**63.700**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	63.700	0	0	0	0	63.700
404	07	02	00	Equipos de enseñanza, deporte y recreación	50.400	0	0	0	0	50.400
404	07	06	00	Instrumentos musicales y equipos de audio	13.300	0	0	0	0	13.300
				Totales	**2.122.241**	**0**	**0**	**0**	**0**	**2.122.241**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PROYECTO: 128740 130153000 IMPULSO DE LA INCORPORACIÓN DE LOS TRABAJADORES NO DEPENDIENTES Y LOS TRADICIONALMENTE EXCLUIDOS AL RÉGIMEN PRESTACIONAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS.

OBJETIVO DEL PROYECTO: PROMOVER LA INCORPORACIÓN DE LOS TRABAJADORES Y TRABAJADORAS NO DEPENDIENTES Y LOS TRADICIONALMENTE EXCLUIDOS A LOS REGÍMENES PRESTACIONALES DE PENSIONES, Y OTRAS ASIGNACIONES ECONÓMICAS A TRAVÉS DE LA ORIENTACIÓN, MOTIVACIÓN Y LA RELACIÓN INTRAINSTITUCIONAL.

UNIDAD DE MEDIDA: TRABAJADOR(A) **META:** 101.300 **FEMENINO:** 50.000 **MASCULINO:** 51.300

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS Y EMPLEO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 130153003 IMPLEMENTAR JORNADAS DE ORIENTACIÓN SOBRE LOS DEBERES Y DERECHOS EN MATERIA DE PREVISIÓN SOCIAL A LOS SECTORES TRADICIONALMENTE EXCLUIDOS.

UNIDAD DE MEDIDA: TRABAJADOR(A) **META:** 5.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS Y EMPLEO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**86.472**	**0**	**0**	**0**	**0**	**86.472**
402	01	00	00	Productos alimenticios y agropecuarios	72.072	0	0	0	0	72.072
402	01	01	00	Alimentos y bebidas para personas	72.072	0	0	0	0	72.072
402	05	00	00	Productos de papel, cartón e impresos	14.400	0	0	0	0	14.400
402	05	01	00	Pulpa de madera, papel y cartón	3.200	0	0	0	0	3.200
402	05	03	00	Productos de papel y cartón para oficina	11.200	0	0	0	0	11.200
403	**00**	**00**	**00**	**Servicios no personales**	**903.823**	**0**	**0**	**0**	**0**	**903.823**
403	07	00	00	Servicios de información, impresión y relaciones públicas	245.000	0	0	0	0	245.000
403	07	02	00	Imprenta y reproducción	245.000	0	0	0	0	245.000
403	09	00	00	Viáticos y pasajes	552.720	0	0	0	0	552.720
403	09	01	00	Viáticos y pasajes dentro del país	552.720	0	0	0	0	552.720
403	18	00	00	Impuestos indirectos	106.103	0	0	0	0	106.103
403	18	01	00	Impuesto al valor agregado	106.103	0	0	0	0	106.103
				Totales	**990.295**	**0**	**0**	**0**	**0**	**990.295**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO **PROYECTO:** 128830 130154000 REHABILITACIÓN Y ADQUISICIÓN DE SEDES PARA EL MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO.

OBJETIVO DEL PROYECTO: OFRECER ESPACIOS ÓPTIMOS PARA LA ATENCIÓN DE LA CLASE TRABAJADORA ASÍ COMO EXPANDIR LA CAPACIDAD DE ATENCIÓN A NIVEL NACIONAL.

UNIDAD DE MEDIDA: SEDE **META:** 88

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**85.557.424**	**0**	**0**	**0**	**0**	**85.557.424**
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.000	0	0	0	0	10.000
403	07	04	00	Avisos	10.000	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	1.948.173	0	0	0	0	1.948.173
403	09	01	00	Viáticos y pasajes dentro del país	1.948.173	0	0	0	0	1.948.173
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	78.400	0	0	0	0	78.400
403	10	04	00	Servicios de ingeniería y arquitectónicos	78.400	0	0	0	0	78.400
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	350.940	0	0	0	0	350.940
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	350.940	0	0	0	0	350.940
403	12	00	00	Conservación y reparaciones menores de obras	57.356.000	0	0	0	0	57.356.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	57.356.000	0	0	0	0	57.356.000
403	18	00	00	Impuestos indirectos	22.706.111	0	0	0	0	22.706.111
403	18	01	00	Impuesto al valor agregado	22.706.111	0	0	0	0	22.706.111
403	99	00	00	Otros servicios no personales	3.107.800	0	0	0	0	3.107.800
403	99	01	00	Otros servicios no personales	3.107.800	0	0	0	0	3.107.800
404	**00**	**00**	**00**	**Activos reales**	**401.166.270**	**0**	**0**	**0**	**0**	**401.166.270**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	4.480.000	0	0	0	0	4.480.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	4.480.000	0	0	0	0	4.480.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	4.480.000	0	0	0	0	4.480.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	19.600.000	0	0	0	0	19.600.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	19.600.000	0	0	0	0	19.600.000
404	04	00	00	Equipos de transporte, tracción y elevación	33.825.250	0	0	0	0	33.825.250
404	04	01	00	Vehículos automotores terrestres	33.825.250	0	0	0	0	33.825.250
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	20.966.620	0	0	0	0	20.966.620
404	09	01	00	Mobiliario y equipos de oficina	11.542.785	0	0	0	0	11.542.785
404	09	02	00	Equipos de computación	8.058.835	0	0	0	0	8.058.835
404	09	03	00	Mobiliario y equipos de alojamiento	1.365.000	0	0	0	0	1.365.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	274.800.000	0	0	0	0	274.800.000
404	11	01	00	Adquisición de tierras y terrenos	44.800.000	0	0	0	0	44.800.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PROYECTO: 128830 130154000 REHABILITACIÓN Y ADQUISICIÓN DE SEDES PARA EL MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO.

OBJETIVO DEL PROYECTO: OFRECER ESPACIOS ÓPTIMOS PARA LA ATENCIÓN DE LA CLASE TRABAJADORA ASÍ COMO EXPANDIR LA CAPACIDAD DE ATENCIÓN A NIVEL NACIONAL.

UNIDAD DE MEDIDA: SEDE

META: 88

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	11	02	00	Adquisición de edificios e instalaciones	230.000.000	0	0	0	0	230.000.000
404	15	00	00	Construcciones del dominio privado	47.494.400	0	0	0	0	47.494.400
404	15	05	00	Construcciones de edificaciones para oficina	47.494.400	0	0	0	0	47.494.400
				Totales	**486.723.694**	**0**	**0**	**0**	**0**	**486.723.694**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 13 - 18

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PROYECTO: 128830 130154000 REHABILITACIÓN Y ADQUISICIÓN DE SEDES PARA EL MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO.

OBJETIVO DEL PROYECTO: OFRECER ESPACIOS ÓPTIMOS PARA LA ATENCIÓN DE LA CLASE TRABAJADORA ASÍ COMO EXPANDIR LA CAPACIDAD DE ATENCIÓN A NIVEL NACIONAL.

UNIDAD DE MEDIDA: SEDE **META:** 88

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO **PROYECTO:** 128830 130154000 REHABILITACIÓN Y ADQUISICIÓN DE SEDES PARA EL MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO.

OBJETIVO DEL PROYECTO: OFRECER ESPACIOS ÓPTIMOS PARA LA ATENCIÓN DE LA CLASE TRABAJADORA ASÍ COMO EXPANDIR LA CAPACIDAD DE ATENCIÓN A NIVEL NACIONAL.

UNIDAD DE MEDIDA: SEDE **META:** 88

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 130154001 ADQUISICIÓN, CONSTRUCCIÓN O COMODATO DE INMUEBLES PARA EL FUNCIONAMIENTO DE SEDES DEL MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO.

UNIDAD DE MEDIDA: SEDE **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**15.854.097**	**0**	**0**	**0**	**0**	**15.854.097**
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.000	0	0	0	0	10.000
403	07	04	00	Avisos	10.000	0	0	0	0	10.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	78.400	0	0	0	0	78.400
403	10	04	00	Servicios de ingeniería y arquitectónicos	78.400	0	0	0	0	78.400
403	18	00	00	Impuestos indirectos	12.657.897	0	0	0	0	12.657.897
403	18	01	00	Impuesto al valor agregado	12.657.897	0	0	0	0	12.657.897
403	99	00	00	Otros servicios no personales	3.107.800	0	0	0	0	3.107.800
403	99	01	00	Otros servicios no personales	3.107.800	0	0	0	0	3.107.800
404	**00**	**00**	**00**	**Activos reales**	**377.086.270**	**0**	**0**	**0**	**0**	**377.086.270**
404	04	00	00	Equipos de transporte, tracción y elevación	33.825.250	0	0	0	0	33.825.250
404	04	01	00	Vehículos automotores terrestres	33.825.250	0	0	0	0	33.825.250
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	20.966.620	0	0	0	0	20.966.620
404	09	01	00	Mobiliario y equipos de oficina	11.542.785	0	0	0	0	11.542.785
404	09	02	00	Equipos de computación	8.058.835	0	0	0	0	8.058.835
404	09	03	00	Mobiliario y equipos de alojamiento	1.365.000	0	0	0	0	1.365.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	274.800.000	0	0	0	0	274.800.000
404	11	01	00	Adquisición de tierras y terrenos	44.800.000	0	0	0	0	44.800.000
404	11	02	00	Adquisición de edificios e instalaciones	230.000.000	0	0	0	0	230.000.000
404	15	00	00	Construcciones del dominio privado	47.494.400	0	0	0	0	47.494.400
404	15	05	00	Construcciones de edificaciones para oficina	47.494.400	0	0	0	0	47.494.400
				Totales	**392.940.367**	**0**	**0**	**0**	**0**	**392.940.367**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PROYECTO: 128830 130154000 REHABILITACIÓN Y ADQUISICIÓN DE SEDES PARA EL MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO.

OBJETIVO DEL PROYECTO: OFRECER ESPACIOS ÓPTIMOS PARA LA ATENCIÓN DE LA CLASE TRABAJADORA ASÍ COMO EXPANDIR LA CAPACIDAD DE ATENCIÓN A NIVEL NACIONAL.

UNIDAD DE MEDIDA: SEDE **META:** 88

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 130154002 REHABILITACIÓN O REPARACIÓN DE LAS UNIDADES SUSTANTIVAS DEL MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO.

UNIDAD DE MEDIDA: SEDE **META:** 26

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**69.703.327**	**0**	**0**	**0**	**0**	**69.703.327**
403	09	00	00	Viáticos y pasajes	1.948.173	0	0	0	0	1.948.173
403	09	01	00	Viáticos y pasajes dentro del país	1.948.173	0	0	0	0	1.948.173
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	350.940	0	0	0	0	350.940
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	350.940	0	0	0	0	350.940
403	12	00	00	Conservación y reparaciones menores de obras	57.356.000	0	0	0	0	57.356.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	57.356.000	0	0	0	0	57.356.000
403	18	00	00	Impuestos indirectos	10.048.214	0	0	0	0	10.048.214
403	18	01	00	Impuesto al valor agregado	10.048.214	0	0	0	0	10.048.214
404	**00**	**00**	**00**	**Activos reales**	**24.080.000**	**0**	**0**	**0**	**0**	**24.080.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	4.480.000	0	0	0	0	4.480.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	4.480.000	0	0	0	0	4.480.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	4.480.000	0	0	0	0	4.480.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	19.600.000	0	0	0	0	19.600.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	19.600.000	0	0	0	0	19.600.000
				Totales	**93.783.327**	**0**	**0**	**0**	**0**	**93.783.327**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PROYECTO: 128919 130155000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL DE LA POBLACIÓN CON DISCAPACIDAD ECONÓMICAMENTE ACTIVA.

OBJETIVO DEL PROYECTO: AFIANZAR LAS DIVISIONES DE PREVISIÓN SOCIAL A NIVEL NACIONAL PARA BRINDAR ATENCIÓN INTEGRAL A LAS PERSONAS CON DISCAPACIDAD, CON LA FINALIDAD DE FACILITAR LA INSERCIÓN Y REINSERCIÓN EN EL PROCESO SOCIAL DE TRABAJO.

UNIDAD DE MEDIDA: PERSONA **META:** 32.670

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD Y SEGURIDAD LABORAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.978.865**	0	0	0	0	**5.978.865**
402	01	00	00	Productos alimenticios y agropecuarios	1.044.074	0	0	0	0	1.044.074
402	01	01	00	Alimentos y bebidas para personas	1.044.074	0	0	0	0	1.044.074
402	03	00	00	Textiles y vestuarios	418.720	0	0	0	0	418.720
402	03	01	00	Textiles	144.900	0	0	0	0	144.900
402	03	02	00	Prendas de vestir	273.820	0	0	0	0	273.820
402	05	00	00	Productos de papel, cartón e impresos	1.885.110	0	0	0	0	1.885.110
402	05	01	00	Pulpa de madera, papel y cartón	217.188	0	0	0	0	217.188
402	05	02	00	Envases y cajas de papel y cartón	20.160	0	0	0	0	20.160
402	05	03	00	Productos de papel y cartón para oficina	1.616.514	0	0	0	0	1.616.514
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	31.248	0	0	0	0	31.248
402	06	00	00	Productos químicos y derivados	243.994	0	0	0	0	243.994
402	06	03	00	Tintas, pinturas y colorantes	27.720	0	0	0	0	27.720
402	06	04	00	Productos farmacéuticos y medicamentos	172.190	0	0	0	0	172.190
402	06	08	00	Productos plásticos	44.084	0	0	0	0	44.084
402	08	00	00	Productos metálicos	12.528	0	0	0	0	12.528
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.688	0	0	0	0	4.688
402	08	07	00	Material de señalamiento	7.840	0	0	0	0	7.840
402	10	00	00	Productos varios y útiles diversos	2.374.439	0	0	0	0	2.374.439
402	10	02	00	Materiales y útiles de limpieza y aseo	59.009	0	0	0	0	59.009
402	10	03	00	Utensilios de cocina y comedor	19.900	0	0	0	0	19.900
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	693.020	0	0	0	0	693.020
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	530.160	0	0	0	0	530.160
402	10	07	00	Productos de seguridad en el trabajo	28.840	0	0	0	0	28.840
402	10	08	00	Materiales para equipos de computación	848.700	0	0	0	0	848.700
402	10	11	00	Materiales eléctricos	82.320	0	0	0	0	82.320
402	10	12	00	Materiales para instalaciones sanitarias	112.490	0	0	0	0	112.490
403	**00**	**00**	**00**	**Servicios no personales**	**4.002.575**	0	0	0	0	**4.002.575**
403	07	00	00	Servicios de información, impresión y relaciones públicas	598.030	0	0	0	0	598.030
403	07	02	00	Imprenta y reproducción	317.750	0	0	0	0	317.750

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PROYECTO: 128919 130155000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL DE LA POBLACIÓN CON DISCAPACIDAD ECONÓMICAMENTE ACTIVA.

OBJETIVO DEL PROYECTO: AFIANZAR LAS DIVISIONES DE PREVISIÓN SOCIAL A NIVEL NACIONAL PARA BRINDAR ATENCIÓN INTEGRAL A LAS PERSONAS CON DISCAPACIDAD, CON LA FINALIDAD DE FACILITAR LA INSERCIÓN Y REINSERCIÓN EN EL PROCESO SOCIAL DE TRABAJO.

UNIDAD DE MEDIDA: PERSONA **META:** 32.670

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD Y SEGURIDAD LABORAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	04	00	Avisos	280.280	0	0	0	0	280.280
403	09	00	00	Viáticos y pasajes	1.556.828	0	0	0	0	1.556.828
403	09	01	00	Viáticos y pasajes dentro del país	1.556.828	0	0	0	0	1.556.828
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	215.600	0	0	0	0	215.600
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	215.600	0	0	0	0	215.600
403	18	00	00	Impuestos indirectos	1.632.117	0	0	0	0	1.632.117
403	18	01	00	Impuesto al valor agregado	1.632.117	0	0	0	0	1.632.117
404	**00**	**00**	**00**	**Activos reales**	**5.259.797**	**0**	**0**	**0**	**0**	**5.259.797**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	394.800	0	0	0	0	394.800
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	394.800	0	0	0	0	394.800
404	05	00	00	Equipos de comunicaciones y de señalamiento	41.440	0	0	0	0	41.440
404	05	01	00	Equipos de telecomunicaciones	41.440	0	0	0	0	41.440
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.176.336	0	0	0	0	1.176.336
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	183.736	0	0	0	0	183.736
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	992.600	0	0	0	0	992.600
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	138.180	0	0	0	0	138.180
404	07	02	00	Equipos de enseñanza, deporte y recreación	75.180	0	0	0	0	75.180
404	07	06	00	Instrumentos musicales y equipos de audio	63.000	0	0	0	0	63.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.509.041	0	0	0	0	3.509.041
404	09	01	00	Mobiliario y equipos de oficina	2.606.596	0	0	0	0	2.606.596
404	09	02	00	Equipos de computación	823.625	0	0	0	0	823.625
404	09	03	00	Mobiliario y equipos de alojamiento	58.240	0	0	0	0	58.240
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	20.580	0	0	0	0	20.580
				Totales	**15.241.237**	**0**	**0**	**0**	**0**	**15.241.237**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PROYECTO: 128919 130155000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL DE LA POBLACIÓN CON DISCAPACIDAD ECONÓMICAMENTE ACTIVA.

OBJETIVO DEL PROYECTO: AFIANZAR LAS DIVISIONES DE PREVISIÓN SOCIAL A NIVEL NACIONAL PARA BRINDAR ATENCIÓN INTEGRAL A LAS PERSONAS CON DISCAPACIDAD, CON LA FINALIDAD DE FACILITAR LA INSERCIÓN Y REINSERCIÓN EN EL PROCESO SOCIAL DE TRABAJO.

UNIDAD DE MEDIDA: PERSONA **META:** 32.670

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD Y SEGURIDAD LABORAL **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PROYECTO: 128919 130155000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL DE LA POBLACIÓN CON DISCAPACIDAD ECONÓMICAMENTE ACTIVA.

OBJETIVO DEL PROYECTO: AFIANZAR LAS DIVISIONES DE PREVISIÓN SOCIAL A NIVEL NACIONAL PARA BRINDAR ATENCIÓN INTEGRAL A LAS PERSONAS CON DISCAPACIDAD, CON LA FINALIDAD DE FACILITAR LA INSERCIÓN Y REINSERCIÓN EN EL PROCESO SOCIAL DE TRABAJO.

UNIDAD DE MEDIDA: PERSONA **META:** 32.670

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD Y SEGURIDAD LABORAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 130155001 EXPANSIÓN DE ATENCIÓN INTEGRAL A LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA **META:** 7.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD Y SEGURIDAD LABORAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.211.038**	**0**	**0**	**0**	**0**	**4.211.038**
402	01	00	00	Productos alimenticios y agropecuarios	847.068	0	0	0	0	847.068
402	01	01	00	Alimentos y bebidas para personas	847.068	0	0	0	0	847.068
402	03	00	00	Textiles y vestuarios	210.700	0	0	0	0	210.700
402	03	01	00	Textiles	129.500	0	0	0	0	129.500
402	03	02	00	Prendas de vestir	81.200	0	0	0	0	81.200
402	05	00	00	Productos de papel, cartón e impresos	1.745.826	0	0	0	0	1.745.826
402	05	01	00	Pulpa de madera, papel y cartón	215.928	0	0	0	0	215.928
402	05	02	00	Envases y cajas de papel y cartón	10.080	0	0	0	0	10.080
402	05	03	00	Productos de papel y cartón para oficina	1.497.810	0	0	0	0	1.497.810
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	22.008	0	0	0	0	22.008
402	06	00	00	Productos químicos y derivados	35.000	0	0	0	0	35.000
402	06	03	00	Tintas, pinturas y colorantes	7.840	0	0	0	0	7.840
402	06	08	00	Productos plásticos	27.160	0	0	0	0	27.160
402	08	00	00	Productos metálicos	1.666	0	0	0	0	1.666
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.666	0	0	0	0	1.666
402	10	00	00	Productos varios y útiles diversos	1.370.778	0	0	0	0	1.370.778
402	10	02	00	Materiales y útiles de limpieza y aseo	48.508	0	0	0	0	48.508
402	10	03	00	Utensilios de cocina y comedor	5.840	0	0	0	0	5.840
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	486.840	0	0	0	0	486.840
402	10	08	00	Materiales para equipos de computación	675.100	0	0	0	0	675.100
402	10	11	00	Materiales eléctricos	58.800	0	0	0	0	58.800
402	10	12	00	Materiales para instalaciones sanitarias	95.690	0	0	0	0	95.690
403	**00**	**00**	**00**	**Servicios no personales**	**2.484.871**	**0**	**0**	**0**	**0**	**2.484.871**
403	07	00	00	Servicios de información, impresión y relaciones públicas	333.020	0	0	0	0	333.020

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PROYECTO: 128919 130155000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL DE LA POBLACIÓN CON DISCAPACIDAD ECONÓMICAMENTE ACTIVA.

OBJETIVO DEL PROYECTO: AFIANZAR LAS DIVISIONES DE PREVISIÓN SOCIAL A NIVEL NACIONAL PARA BRINDAR ATENCIÓN INTEGRAL A LAS PERSONAS CON DISCAPACIDAD, CON LA FINALIDAD DE FACILITAR LA INSERCIÓN Y REINSERCIÓN EN EL PROCESO SOCIAL DE TRABAJO.

UNIDAD DE MEDIDA: PERSONA **META:** 32.670

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD Y SEGURIDAD LABORAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 130155001 EXPANSIÓN DE ATENCIÓN INTEGRAL A LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA **META:** 7.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD Y SEGURIDAD LABORAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	02	00	Imprenta y reproducción	167.400	0	0	0	0	167.400
403	07	04	00	Avisos	165.620	0	0	0	0	165.620
403	09	00	00	Viáticos y pasajes	1.036.350	0	0	0	0	1.036.350
403	09	01	00	Viáticos y pasajes dentro del país	1.036.350	0	0	0	0	1.036.350
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	78.400	0	0	0	0	78.400
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	78.400	0	0	0	0	78.400
403	18	00	00	Impuestos indirectos	1.037.101	0	0	0	0	1.037.101
403	18	01	00	Impuesto al valor agregado	1.037.101	0	0	0	0	1.037.101
404	**00**	**00**	**00**	**Activos reales**	**2.983.713**	**0**	**0**	**0**	**0**	**2.983.713**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	329.000	0	0	0	0	329.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	329.000	0	0	0	0	329.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	36.260	0	0	0	0	36.260
404	05	01	00	Equipos de telecomunicaciones	36.260	0	0	0	0	36.260
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	16.380	0	0	0	0	16.380
404	07	02	00	Equipos de enseñanza, deporte y recreación	16.380	0	0	0	0	16.380
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.602.073	0	0	0	0	2.602.073
404	09	01	00	Mobiliario y equipos de oficina	1.933.848	0	0	0	0	1.933.848
404	09	02	00	Equipos de computación	668.225	0	0	0	0	668.225
				Totales	**9.679.622**	**0**	**0**	**0**	**0**	**9.679.622**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO **PROYECTO:** 128919 130155000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL DE LA POBLACIÓN CON DISCAPACIDAD ECONÓMICAMENTE ACTIVA.

OBJETIVO DEL PROYECTO: AFIANZAR LAS DIVISIONES DE PREVISIÓN SOCIAL A NIVEL NACIONAL PARA BRINDAR ATENCIÓN INTEGRAL A LAS PERSONAS CON DISCAPACIDAD, CON LA FINALIDAD DE FACILITAR LA INSERCIÓN Y REINSERCIÓN EN EL PROCESO SOCIAL DE TRABAJO.

UNIDAD DE MEDIDA: PERSONA **META:** 32.670

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD Y SEGURIDAD LABORAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 130155002 HABILITACIÓN Y REHABILITACIÓN OCUPACIONAL DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA **META:** 2.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD Y SEGURIDAD LABORAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**1.767.827**	**0**	**0**	**0**	**0**	**1.767.827**
402	01	00	00	Productos alimenticios y agropecuarios	197.006	0	0	0	0	197.006
402	01	01	00	Alimentos y bebidas para personas	197.006	0	0	0	0	197.006
402	03	00	00	Textiles y vestuarios	208.020	0	0	0	0	208.020
402	03	01	00	Textiles	15.400	0	0	0	0	15.400
402	03	02	00	Prendas de vestir	192.620	0	0	0	0	192.620
402	05	00	00	Productos de papel, cartón e impresos	139.284	0	0	0	0	139.284
402	05	01	00	Pulpa de madera, papel y cartón	1.260	0	0	0	0	1.260
402	05	02	00	Envases y cajas de papel y cartón	10.080	0	0	0	0	10.080
402	05	03	00	Productos de papel y cartón para oficina	118.704	0	0	0	0	118.704
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	9.240	0	0	0	0	9.240
402	06	00	00	Productos químicos y derivados	208.994	0	0	0	0	208.994
402	06	03	00	Tintas, pinturas y colorantes	19.880	0	0	0	0	19.880
402	06	04	00	Productos farmacéuticos y medicamentos	172.190	0	0	0	0	172.190
402	06	08	00	Productos plásticos	16.924	0	0	0	0	16.924
402	08	00	00	Productos metálicos	10.862	0	0	0	0	10.862
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.022	0	0	0	0	3.022
402	08	07	00	Material de señalamiento	7.840	0	0	0	0	7.840
402	10	00	00	Productos varios y útiles diversos	1.003.661	0	0	0	0	1.003.661
402	10	02	00	Materiales y útiles de limpieza y aseo	10.501	0	0	0	0	10.501
402	10	03	00	Utensilios de cocina y comedor	14.060	0	0	0	0	14.060
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	693.020	0	0	0	0	693.020
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	43.320	0	0	0	0	43.320
402	10	07	00	Productos de seguridad en el trabajo	28.840	0	0	0	0	28.840
402	10	08	00	Materiales para equipos de computación	173.600	0	0	0	0	173.600

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO **PROYECTO:** 128919 130155000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL DE LA POBLACIÓN CON DISCAPACIDAD ECONÓMICAMENTE ACTIVA.

OBJETIVO DEL PROYECTO: AFIANZAR LAS DIVISIONES DE PREVISIÓN SOCIAL A NIVEL NACIONAL PARA BRINDAR ATENCIÓN INTEGRAL A LAS PERSONAS CON DISCAPACIDAD, CON LA FINALIDAD DE FACILITAR LA INSERCIÓN Y REINSERCIÓN EN EL PROCESO SOCIAL DE TRABAJO.

UNIDAD DE MEDIDA: PERSONA **META:** 32.670

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD Y SEGURIDAD LABORAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 130155002 HABILITACIÓN Y REHABILITACIÓN OCUPACIONAL DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA **META:** 2.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD Y SEGURIDAD LABORAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	11	00	Materiales eléctricos	23.520	0	0	0	0	23.520
402	10	12	00	Materiales para instalaciones sanitarias	16.800	0	0	0	0	16.800
403	**00**	**00**	**00**	**Servicios no personales**	**1.517.704**	**0**	**0**	**0**	**0**	**1.517.704**
403	07	00	00	Servicios de información, impresión y relaciones públicas	265.010	0	0	0	0	265.010
403	07	02	00	Imprenta y reproducción	150.350	0	0	0	0	150.350
403	07	04	00	Avisos	114.660	0	0	0	0	114.660
403	09	00	00	Viáticos y pasajes	520.478	0	0	0	0	520.478
403	09	01	00	Viáticos y pasajes dentro del país	520.478	0	0	0	0	520.478
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	137.200	0	0	0	0	137.200
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	137.200	0	0	0	0	137.200
403	18	00	00	Impuestos indirectos	595.016	0	0	0	0	595.016
403	18	01	00	Impuesto al valor agregado	595.016	0	0	0	0	595.016
404	**00**	**00**	**00**	**Activos reales**	**2.276.084**	**0**	**0**	**0**	**0**	**2.276.084**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	65.800	0	0	0	0	65.800
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	65.800	0	0	0	0	65.800
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.180	0	0	0	0	5.180
404	05	01	00	Equipos de telecomunicaciones	5.180	0	0	0	0	5.180
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.176.336	0	0	0	0	1.176.336
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	183.736	0	0	0	0	183.736
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	992.600	0	0	0	0	992.600
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	121.800	0	0	0	0	121.800
404	07	02	00	Equipos de enseñanza, deporte y recreación	58.800	0	0	0	0	58.800
404	07	06	00	Instrumentos musicales y equipos de audio	63.000	0	0	0	0	63.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	906.968	0	0	0	0	906.968
404	09	01	00	Mobiliario y equipos de oficina	672.748	0	0	0	0	672.748

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PROYECTO: 128919 130155000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL DE LA POBLACIÓN CON DISCAPACIDAD ECONÓMICAMENTE ACTIVA.

OBJETIVO DEL PROYECTO: AFIANZAR LAS DIVISIONES DE PREVISIÓN SOCIAL A NIVEL NACIONAL PARA BRINDAR ATENCIÓN INTEGRAL A LAS PERSONAS CON DISCAPACIDAD, CON LA FINALIDAD DE FACILITAR LA INSERCIÓN Y REINSERCIÓN EN EL PROCESO SOCIAL DE TRABAJO.

UNIDAD DE MEDIDA: PERSONA **META:** 32.670

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD Y SEGURIDAD LABORAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 130155002 HABILITACIÓN Y REHABILITACIÓN OCUPACIONAL DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA **META:** 2.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD Y SEGURIDAD LABORAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	02	00	Equipos de computación	155.400	0	0	0	0	155.400
404	09	03	00	Mobiliario y equipos de alojamiento	58.240	0	0	0	0	58.240
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	20.580	0	0	0	0	20.580
				Totales	**5.561.615**	**0**	**0**	**0**	**0**	**5.561.615**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO **PROYECTO:** 128925 130156000 INSPECCIÓN INTEGRAL AGRARIA.

OBJETIVO DEL PROYECTO: DIGNIFICAR LAS CONDICIONES DE VIDA DE LOS TRABAJADORES Y TRABAJADORAS DE LAS ÁREAS DE PRODUCCIÓN AGRÍCOLA Y ACUÍCOLA, MEDIANTE EL CONTROL DE SUS CONDICIONES SOCIO LABORALES, PARA LA PARTICIPACIÓN CONSCIENTE EN EL PROCESO SOCIAL DE TRABAJO.

UNIDAD DE MEDIDA: OPERATIVO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SUPERVISIÓN DE ENTIDADES Y MODALIDADES ESPECIALES DE TRABAJO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.201.574**	**0**	**0**	**0**	**0**	**4.201.574**
402	01	00	00	Productos alimenticios y agropecuarios	2.994.709	0	0	0	0	2.994.709
402	01	01	00	Alimentos y bebidas para personas	2.994.709	0	0	0	0	2.994.709
402	05	00	00	Productos de papel, cartón e impresos	939.409	0	0	0	0	939.409
402	05	01	00	Pulpa de madera, papel y cartón	24.591	0	0	0	0	24.591
402	05	02	00	Envases y cajas de papel y cartón	5.040	0	0	0	0	5.040
402	05	03	00	Productos de papel y cartón para oficina	903.730	0	0	0	0	903.730
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.048	0	0	0	0	6.048
402	06	00	00	Productos químicos y derivados	77.500	0	0	0	0	77.500
402	06	06	00	Combustibles y lubricantes	19.620	0	0	0	0	19.620
402	06	08	00	Productos plásticos	57.880	0	0	0	0	57.880
402	08	00	00	Productos metálicos	4.642	0	0	0	0	4.642
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.642	0	0	0	0	4.642
402	10	00	00	Productos varios y útiles diversos	185.314	0	0	0	0	185.314
402	10	02	00	Materiales y útiles de limpieza y aseo	7.350	0	0	0	0	7.350
402	10	03	00	Utensilios de cocina y comedor	4.552	0	0	0	0	4.552
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	81.163	0	0	0	0	81.163
402	10	08	00	Materiales para equipos de computación	81.137	0	0	0	0	81.137
402	10	11	00	Materiales eléctricos	11.112	0	0	0	0	11.112
403	**00**	**00**	**00**	**Servicios no personales**	**5.460.052**	**0**	**0**	**0**	**0**	**5.460.052**
403	07	00	00	Servicios de información, impresión y relaciones públicas	12.560	0	0	0	0	12.560
403	07	03	00	Relaciones sociales	12.560	0	0	0	0	12.560
403	09	00	00	Viáticos y pasajes	4.381.230	0	0	0	0	4.381.230
403	09	01	00	Viáticos y pasajes dentro del país	4.381.230	0	0	0	0	4.381.230
403	18	00	00	Impuestos indirectos	1.066.262	0	0	0	0	1.066.262
403	18	01	00	Impuesto al valor agregado	1.066.262	0	0	0	0	1.066.262
404	**00**	**00**	**00**	**Activos reales**	**291.724**	**0**	**0**	**0**	**0**	**291.724**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	53.620	0	0	0	0	53.620
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	13.720	0	0	0	0	13.720
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	33.600	0	0	0	0	33.600

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO **PROYECTO:** 128925 130156000 INSPECCIÓN INTEGRAL AGRARIA.

OBJETIVO DEL PROYECTO: DIGNIFICAR LAS CONDICIONES DE VIDA DE LOS TRABAJADORES Y TRABAJADORAS DE LAS ÁREAS DE PRODUCCIÓN AGRÍCOLA Y ACUÍCOLA, MEDIANTE EL CONTROL DE SUS CONDICIONES SOCIO LABORALES, PARA LA PARTICIPACIÓN CONSCIENTE EN EL PROCESO SOCIAL DE TRABAJO.

UNIDAD DE MEDIDA: OPERATIVO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SUPERVISIÓN DE ENTIDADES Y MODALIDADES ESPECIALES DE TRABAJO **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	03	05	00	Maquinaria y equipos industriales y de taller	6.300	0	0	0	0	6.300
404	05	00	00	Equipos de comunicaciones y de señalamiento	21.000	0	0	0	0	21.000
404	05	01	00	Equipos de telecomunicaciones	21.000	0	0	0	0	21.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	53.130	0	0	0	0	53.130
404	07	02	00	Equipos de enseñanza, deporte y recreación	53.130	0	0	0	0	53.130
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	163.974	0	0	0	0	163.974
404	09	01	00	Mobiliario y equipos de oficina	50.680	0	0	0	0	50.680
404	09	02	00	Equipos de computación	103.774	0	0	0	0	103.774
404	09	03	00	Mobiliario y equipos de alojamiento	9.520	0	0	0	0	9.520
				Totales	**9.953.350**	**0**	**0**	**0**	**0**	**9.953.350**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PROYECTO: 128925 130156000 INSPECCIÓN INTEGRAL AGRARIA.

OBJETIVO DEL PROYECTO: DIGNIFICAR LAS CONDICIONES DE VIDA DE LOS TRABAJADORES Y TRABAJADORAS DE LAS ÁREAS DE PRODUCCIÓN AGRÍCOLA Y ACUÍCOLA, MEDIANTE EL CONTROL DE SUS CONDICIONES SOCIO LABORALES, PARA LA PARTICIPACIÓN CONSCIENTE EN EL PROCESO SOCIAL DE TRABAJO.

UNIDAD DE MEDIDA: OPERATIVO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SUPERVISIÓN DE ENTIDADES Y MODALIDADES ESPECIALES DE TRABAJO **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PROYECTO: 128925 130156000 INSPECCIÓN INTEGRAL AGRARIA.

OBJETIVO DEL PROYECTO: DIGNIFICAR LAS CONDICIONES DE VIDA DE LOS TRABAJADORES Y TRABAJADORAS DE LAS ÁREAS DE PRODUCCIÓN AGRÍCOLA Y ACUÍCOLA, MEDIANTE EL CONTROL DE SUS CONDICIONES SOCIO LABORALES, PARA LA PARTICIPACIÓN CONSCIENTE EN EL PROCESO SOCIAL DE TRABAJO.

UNIDAD DE MEDIDA: OPERATIVO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SUPERVISIÓN DE ENTIDADES Y MODALIDADES ESPECIALES DE TRABAJO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 130156001 OPERATIVOS INTERDISCIPLINARIOS DE ATENCIÓN INTEGRAL EN EL SECTOR AGRÍCOLA.

UNIDAD DE MEDIDA: OPERATIVO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SUPERVISIÓN DE ENTIDADES Y MODALIDADES ESPECIALES DE TRABAJO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.126.507**	**0**	**0**	**0**	**0**	**2.126.507**
402	01	00	00	Productos alimenticios y agropecuarios	1.613.597	0	0	0	0	1.613.597
402	01	01	00	Alimentos y bebidas para personas	1.613.597	0	0	0	0	1.613.597
402	05	00	00	Productos de papel, cartón e impresos	395.752	0	0	0	0	395.752
402	05	01	00	Pulpa de madera, papel y cartón	11.139	0	0	0	0	11.139
402	05	02	00	Envases y cajas de papel y cartón	1.680	0	0	0	0	1.680
402	05	03	00	Productos de papel y cartón para oficina	379.909	0	0	0	0	379.909
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.024	0	0	0	0	3.024
402	06	00	00	Productos químicos y derivados	35.740	0	0	0	0	35.740
402	06	06	00	Combustibles y lubricantes	6.540	0	0	0	0	6.540
402	06	08	00	Productos plásticos	29.200	0	0	0	0	29.200
402	08	00	00	Productos metálicos	2.321	0	0	0	0	2.321
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.321	0	0	0	0	2.321
402	10	00	00	Productos varios y útiles diversos	79.097	0	0	0	0	79.097
402	10	02	00	Materiales y útiles de limpieza y aseo	3.416	0	0	0	0	3.416
402	10	03	00	Utensilios de cocina y comedor	3.676	0	0	0	0	3.676
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	37.576	0	0	0	0	37.576
402	10	08	00	Materiales para equipos de computación	24.997	0	0	0	0	24.997
402	10	11	00	Materiales eléctricos	9.432	0	0	0	0	9.432
403	**00**	**00**	**00**	**Servicios no personales**	**3.238.384**	**0**	**0**	**0**	**0**	**3.238.384**
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.280	0	0	0	0	6.280
403	07	03	00	Relaciones sociales	6.280	0	0	0	0	6.280
403	09	00	00	Viáticos y pasajes	2.632.140	0	0	0	0	2.632.140
403	09	01	00	Viáticos y pasajes dentro del país	2.632.140	0	0	0	0	2.632.140
403	18	00	00	Impuestos indirectos	599.964	0	0	0	0	599.964

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO **PROYECTO:** 128925 130156000 INSPECCIÓN INTEGRAL AGRARIA.

OBJETIVO DEL PROYECTO: DIGNIFICAR LAS CONDICIONES DE VIDA DE LOS TRABAJADORES Y TRABAJADORAS DE LAS ÁREAS DE PRODUCCIÓN AGRÍCOLA Y ACUÍCOLA, MEDIANTE EL CONTROL DE SUS CONDICIONES SOCIO LABORALES, PARA LA PARTICIPACIÓN CONSCIENTE EN EL PROCESO SOCIAL DE TRABAJO.

UNIDAD DE MEDIDA: OPERATIVO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SUPERVISIÓN DE ENTIDADES Y MODALIDADES ESPECIALES DE TRABAJO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 130156001 OPERATIVOS INTERDISCIPLINARIOS DE ATENCIÓN INTEGRAL EN EL SECTOR AGRÍCOLA.

UNIDAD DE MEDIDA: OPERATIVO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SUPERVISIÓN DE ENTIDADES Y MODALIDADES ESPECIALES DE TRABAJO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	599.964	0	0	0	0	599.964
404	**00**	**00**	**00**	**Activos reales**	**236.359**	**0**	**0**	**0**	**0**	**236.359**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	36.820	0	0	0	0	36.820
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	13.720	0	0	0	0	13.720
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	16.800	0	0	0	0	16.800
404	03	05	00	Maquinaria y equipos industriales y de taller	6.300	0	0	0	0	6.300
404	05	00	00	Equipos de comunicaciones y de señalamiento	21.000	0	0	0	0	21.000
404	05	01	00	Equipos de telecomunicaciones	21.000	0	0	0	0	21.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	53.130	0	0	0	0	53.130
404	07	02	00	Equipos de enseñanza, deporte y recreación	53.130	0	0	0	0	53.130
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	125.409	0	0	0	0	125.409
404	09	01	00	Mobiliario y equipos de oficina	34.440	0	0	0	0	34.440
404	09	02	00	Equipos de computación	86.209	0	0	0	0	86.209
404	09	03	00	Mobiliario y equipos de alojamiento	4.760	0	0	0	0	4.760
				Totales	**5.601.250**	**0**	**0**	**0**	**0**	**5.601.250**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO **PROYECTO:** 128925 130156000 INSPECCIÓN INTEGRAL AGRARIA.

OBJETIVO DEL PROYECTO: DIGNIFICAR LAS CONDICIONES DE VIDA DE LOS TRABAJADORES Y TRABAJADORAS DE LAS ÁREAS DE PRODUCCIÓN AGRÍCOLA Y ACUÍCOLA, MEDIANTE EL CONTROL DE SUS CONDICIONES SOCIO LABORALES, PARA LA PARTICIPACIÓN CONSCIENTE EN EL PROCESO SOCIAL DE TRABAJO.

UNIDAD DE MEDIDA: OPERATIVO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SUPERVISIÓN DE ENTIDADES Y MODALIDADES ESPECIALES DE TRABAJO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 130156002 ATENCIÓN INTEGRAL A LOS TRABAJADORES Y TRABAJADORAS DEL CAMPO EN MATERIA DE DERECHOS SOCIOLABORALES, SEGURIDAD SOCIAL Y SALUD Y SEGURIDAD LABORALES.

UNIDAD DE MEDIDA: TRABAJADOR(A) **META:** 8.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SUPERVISIÓN DE ENTIDADES Y MODALIDADES ESPECIALES DE TRABAJO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.075.067**	**0**	**0**	**0**	**0**	**2.075.067**
402	01	00	00	Productos alimenticios y agropecuarios	1.381.112	0	0	0	0	1.381.112
402	01	01	00	Alimentos y bebidas para personas	1.381.112	0	0	0	0	1.381.112
402	05	00	00	Productos de papel, cartón e impresos	543.657	0	0	0	0	543.657
402	05	01	00	Pulpa de madera, papel y cartón	13.452	0	0	0	0	13.452
402	05	02	00	Envases y cajas de papel y cartón	3.360	0	0	0	0	3.360
402	05	03	00	Productos de papel y cartón para oficina	523.821	0	0	0	0	523.821
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.024	0	0	0	0	3.024
402	06	00	00	Productos químicos y derivados	41.760	0	0	0	0	41.760
402	06	06	00	Combustibles y lubricantes	13.080	0	0	0	0	13.080
402	06	08	00	Productos plásticos	28.680	0	0	0	0	28.680
402	08	00	00	Productos metálicos	2.321	0	0	0	0	2.321
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.321	0	0	0	0	2.321
402	10	00	00	Productos varios y útiles diversos	106.217	0	0	0	0	106.217
402	10	02	00	Materiales y útiles de limpieza y aseo	3.934	0	0	0	0	3.934
402	10	03	00	Utensilios de cocina y comedor	876	0	0	0	0	876
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	43.587	0	0	0	0	43.587
402	10	08	00	Materiales para equipos de computación	56.140	0	0	0	0	56.140
402	10	11	00	Materiales eléctricos	1.680	0	0	0	0	1.680
403	**00**	**00**	**00**	**Servicios no personales**	**2.221.668**	**0**	**0**	**0**	**0**	**2.221.668**
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.280	0	0	0	0	6.280
403	07	03	00	Relaciones sociales	6.280	0	0	0	0	6.280
403	09	00	00	Viáticos y pasajes	1.749.090	0	0	0	0	1.749.090
403	09	01	00	Viáticos y pasajes dentro del país	1.749.090	0	0	0	0	1.749.090
403	18	00	00	Impuestos indirectos	466.298	0	0	0	0	466.298

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO
PROYECTO: 128925 130156000 INSPECCIÓN INTEGRAL AGRARIA.

OBJETIVO DEL PROYECTO: DIGNIFICAR LAS CONDICIONES DE VIDA DE LOS TRABAJADORES Y TRABAJADORAS DE LAS ÁREAS DE PRODUCCIÓN AGRÍCOLA Y ACUÍCOLA, MEDIANTE EL CONTROL DE SUS CONDICIONES SOCIO LABORALES, PARA LA PARTICIPACIÓN CONSCIENTE EN EL PROCESO SOCIAL DE TRABAJO.

UNIDAD DE MEDIDA: OPERATIVO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SUPERVISIÓN DE ENTIDADES Y MODALIDADES ESPECIALES DE TRABAJO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 130156002 ATENCIÓN INTEGRAL A LOS TRABAJADORES Y TRABAJADORAS DEL CAMPO EN MATERIA DE DERECHOS SOCIOLABORALES, SEGURIDAD SOCIAL Y SALUD Y SEGURIDAD LABORALES.

UNIDAD DE MEDIDA: TRABAJADOR(A) **META:** 8.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SUPERVISIÓN DE ENTIDADES Y MODALIDADES ESPECIALES DE TRABAJO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	466.298	0	0	0	0	466.298
404	**00**	**00**	**00**	**Activos reales**	**55.365**	**0**	**0**	**0**	**0**	**55.365**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	16.800	0	0	0	0	16.800
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	16.800	0	0	0	0	16.800
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	38.565	0	0	0	0	38.565
404	09	01	00	Mobiliario y equipos de oficina	16.240	0	0	0	0	16.240
404	09	02	00	Equipos de computación	17.565	0	0	0	0	17.565
404	09	03	00	Mobiliario y equipos de alojamiento	4.760	0	0	0	0	4.760
				Totales	**4.352.100**	**0**	**0**	**0**	**0**	**4.352.100**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PROYECTO: 128931 130157000 SISTEMA DE SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS RESULTADOS DE LA EJECUCIÓN DE LOS PLANES DE FORMACIÓN Y AUTOFORMACIÓN, INTEGRAL, COLECTIVA Y PERMANENTE DE LOS TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: DESARROLLAR, IMPLANTAR Y EJECUTAR UN SISTEMA INFORMÁTICO DE SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS RESULTADOS DE LA EJECUCIÓN DE LOS PLANES DE FORMACIÓN Y AUTOFORMACIÓN EN LAS ENTIDADES DE TRABAJO.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE AUTOFORMACIÓN DESDE EL PROCESO SOCIAL DE TRABAJO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.344.000**	**0**	**0**	**0**	**0**	**1.344.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.344.000	0	0	0	0	1.344.000
401	01	18	00	Remuneraciones al personal contratado	1.344.000	0	0	0	0	1.344.000
401	01	18	02	Remuneraciones por honorarios profesionales	1.344.000	0	0	0	0	1.344.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**359.652**	**0**	**0**	**0**	**0**	**359.652**
402	01	00	00	Productos alimenticios y agropecuarios	327.575	0	0	0	0	327.575
402	01	01	00	Alimentos y bebidas para personas	327.575	0	0	0	0	327.575
402	03	00	00	Textiles y vestuarios	11.044	0	0	0	0	11.044
402	03	02	00	Prendas de vestir	11.044	0	0	0	0	11.044
402	10	00	00	Productos varios y útiles diversos	21.033	0	0	0	0	21.033
402	10	08	00	Materiales para equipos de computación	21.033	0	0	0	0	21.033
403	**00**	**00**	**00**	**Servicios no personales**	**2.261.034**	**0**	**0**	**0**	**0**	**2.261.034**
403	09	00	00	Viáticos y pasajes	1.945.424	0	0	0	0	1.945.424
403	09	01	00	Viáticos y pasajes dentro del país	1.945.424	0	0	0	0	1.945.424
403	18	00	00	Impuestos indirectos	315.610	0	0	0	0	315.610
403	18	01	00	Impuesto al valor agregado	315.610	0	0	0	0	315.610
404	**00**	**00**	**00**	**Activos reales**	**338.704**	**0**	**0**	**0**	**0**	**338.704**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	100.100	0	0	0	0	100.100
404	03	05	00	Maquinaria y equipos industriales y de taller	100.100	0	0	0	0	100.100
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	117.600	0	0	0	0	117.600
404	07	02	00	Equipos de enseñanza, deporte y recreación	117.600	0	0	0	0	117.600
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	121.004	0	0	0	0	121.004
404	09	02	00	Equipos de computación	121.004	0	0	0	0	121.004
				Totales	**4.303.390**	**0**	**0**	**0**	**0**	**4.303.390**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PROYECTO: 128931 130157000 SISTEMA DE SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS RESULTADOS DE LA EJECUCIÓN DE LOS PLANES DE FORMACIÓN Y AUTOFORMACIÓN, INTEGRAL, COLECTIVA Y PERMANENTE DE LOS TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: DESARROLLAR, IMPLANTAR Y EJECUTAR UN SISTEMA INFORMÁTICO DE SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS RESULTADOS DE LA EJECUCIÓN DE LOS PLANES DE FORMACIÓN Y AUTOFORMACIÓN EN LAS ENTIDADES DE TRABAJO.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE AUTOFORMACIÓN DESDE EL PROCESO SOCIAL DE TRABAJO **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PROYECTO: 128931 130157000 SISTEMA DE SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS RESULTADOS DE LA EJECUCIÓN DE LOS PLANES DE FORMACIÓN Y AUTOFORMACIÓN, INTEGRAL, COLECTIVA Y PERMANENTE DE LOS TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: DESARROLLAR, IMPLANTAR Y EJECUTAR UN SISTEMA INFORMÁTICO DE SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS RESULTADOS DE LA EJECUCIÓN DE LOS PLANES DE FORMACIÓN Y AUTOFORMACIÓN EN LAS ENTIDADES DE TRABAJO.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE AUTOFORMACIÓN DESDE EL PROCESO SOCIAL DE TRABAJO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 130157001 DESARROLLO DE UN SISTEMA INFORMÁTICO PARA EL SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS RESULTADOS DE LA EJECUCIÓN DE LOS PLANES DE FORMACIÓN Y AUTOFORMACIÓN.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE AUTOFORMACIÓN DESDE EL PROCESO SOCIAL DE TRABAJO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.344.000**	**0**	**0**	**0**	**0**	**1.344.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.344.000	0	0	0	0	1.344.000
401	01	18	00	Remuneraciones al personal contratado	1.344.000	0	0	0	0	1.344.000
401	01	18	02	Remuneraciones por honorarios profesionales	1.344.000	0	0	0	0	1.344.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**359.652**	**0**	**0**	**0**	**0**	**359.652**
402	01	00	00	Productos alimenticios y agropecuarios	327.575	0	0	0	0	327.575
402	01	01	00	Alimentos y bebidas para personas	327.575	0	0	0	0	327.575
402	03	00	00	Textiles y vestuarios	11.044	0	0	0	0	11.044
402	03	02	00	Prendas de vestir	11.044	0	0	0	0	11.044
402	10	00	00	Productos varios y útiles diversos	21.033	0	0	0	0	21.033
402	10	08	00	Materiales para equipos de computación	21.033	0	0	0	0	21.033
403	**00**	**00**	**00**	**Servicios no personales**	**2.261.034**	**0**	**0**	**0**	**0**	**2.261.034**
403	09	00	00	Viáticos y pasajes	1.945.424	0	0	0	0	1.945.424
403	09	01	00	Viáticos y pasajes dentro del país	1.945.424	0	0	0	0	1.945.424
403	18	00	00	Impuestos indirectos	315.610	0	0	0	0	315.610
403	18	01	00	Impuesto al valor agregado	315.610	0	0	0	0	315.610
404	**00**	**00**	**00**	**Activos reales**	**338.704**	**0**	**0**	**0**	**0**	**338.704**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	100.100	0	0	0	0	100.100
404	03	05	00	Maquinaria y equipos industriales y de taller	100.100	0	0	0	0	100.100
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	117.600	0	0	0	0	117.600
404	07	02	00	Equipos de enseñanza, deporte y recreación	117.600	0	0	0	0	117.600
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	121.004	0	0	0	0	121.004
404	09	02	00	Equipos de computación	121.004	0	0	0	0	121.004
				Totales	**4.303.390**	**0**	**0**	**0**	**0**	**4.303.390**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PROYECTO: 139999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 159.038.287.737

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**159.038.287.737**	**0**	**0**	**0**	**0**	**159.038.287.737**
407	01	00	00	Transferencias y donaciones corrientes internas	159.038.287.737	0	0	0	0	159.038.287.737
407	01	03	00	Transferencias corrientes internas al sector público	159.038.287.737	0	0	0	0	159.038.287.737
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	158.735.354.812	0	0	0	0	158.735.354.812
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	302.932.925	0	0	0	0	302.932.925
				Totales	**159.038.287.737**	**0**	**0**	**0**	**0**	**159.038.287.737**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO **PROYECTO:** 139999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 159.038.287.737

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**159.038.287.737**	0	0	0	0	**159.038.287.737**
407	01	00	00	Transferencias y donaciones corrientes internas	159.038.287.737	0	0	0	0	159.038.287.737
407	01	03	00	Transferencias corrientes internas al sector público	159.038.287.737	0	0	0	0	159.038.287.737
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	158.735.354.812	0	0	0	0	158.735.354.812
				- A0051 Instituto Nacional de Capacitación y Recreación de los Trabajadores (INCRET)	995.397.959	0	0	0	0	995.397.959
				- A0055 Instituto Venezolano de los Seguros Sociales (IVSS)	157.401.484.314	0	0	0	0	157.401.484.314
				- A0176 Instituto Nacional de Prevención, Salud y Seguridad Laborales (INPSASEL)	338.472.539	0	0	0	0	338.472.539
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	302.932.925	0	0	0	0	302.932.925
				- A0253 Farmapatria, Compañia Anónima (FARMAPATRIA, C.A.)	302.932.925	0	0	0	0	302.932.925
				Totales	**159.038.287.737**	0	0	0	0	**159.038.287.737**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PROYECTO: 139999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 159.038.287.737

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 139999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE CAPACITACIÓN Y RECREACIÓN DE LOS TRABAJADORES (INCRET)

UNIDAD DE MEDIDA: BOLÍVAR

META: 995.397.959

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**995.397.959**	**0**	**0**	**0**	**0**	**995.397.959**
407	01	00	00	Transferencias y donaciones corrientes internas	995.397.959	0	0	0	0	995.397.959
407	01	03	00	Transferencias corrientes internas al sector público	995.397.959	0	0	0	0	995.397.959
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	995.397.959	0	0	0	0	995.397.959
				Totales	**995.397.959**	**0**	**0**	**0**	**0**	**995.397.959**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PROYECTO: 139999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 159.038.287.737

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 139999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO VENEZOLANO DE LOS SEGUROS SOCIALES (IVSS)

UNIDAD DE MEDIDA: BOLÍVAR

META: 157.401.484.314

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**157.401.484.314**	**0**	**0**	**0**	**0**	**157.401.484.314**
407	01	00	00	Transferencias y donaciones corrientes internas	157.401.484.314	0	0	0	0	157.401.484.314
407	01	03	00	Transferencias corrientes internas al sector público	157.401.484.314	0	0	0	0	157.401.484.314
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	157.401.484.314	0	0	0	0	157.401.484.314
				Totales	**157.401.484.314**	**0**	**0**	**0**	**0**	**157.401.484.314**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PROYECTO: 139999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 159.038.287.737

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 139999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE PREVENCIÓN, SALUD Y SEGURIDAD LABORALES (INPSASEL)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 338.472.539

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**338.472.539**	**0**	**0**	**0**	**0**	**338.472.539**
407	01	00	00	Transferencias y donaciones corrientes internas	338.472.539	0	0	0	0	338.472.539
407	01	03	00	Transferencias corrientes internas al sector público	338.472.539	0	0	0	0	338.472.539
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	338.472.539	0	0	0	0	338.472.539
				Totales	**338.472.539**	**0**	**0**	**0**	**0**	**338.472.539**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PROYECTO: 139999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 159.038.287.737

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 139999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FARMAPATRIA, COMPAÑIA ANÓNIMA (FARMAPATRIA, C.A.)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 302.932.925

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**302.932.925**	**0**	**0**	**0**	**0**	**302.932.925**
407	01	00	00	Transferencias y donaciones corrientes internas	302.932.925	0	0	0	0	302.932.925
407	01	03	00	Transferencias corrientes internas al sector público	302.932.925	0	0	0	0	302.932.925
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	302.932.925	0	0	0	0	302.932.925
				Totales	**302.932.925**	**0**	**0**	**0**	**0**	**302.932.925**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.966.189.948**	**0**	**0**	**0**	**0**	**3.966.189.948**
401	01	00	00	Sueldos, salarios y otras retribuciones	486.591.172	0	0	0	0	486.591.172
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	215.859.372	0	0	0	0	215.859.372
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	110.671.896	0	0	0	0	110.671.896
401	01	18	00	Remuneraciones al personal contratado	153.160.320	0	0	0	0	153.160.320
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	150.427.044	0	0	0	0	150.427.044
401	01	18	02	Remuneraciones por honorarios profesionales	2.733.276	0	0	0	0	2.733.276
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.912.000	0	0	0	0	1.912.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	89.064	0	0	0	0	89.064
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	4.898.520	0	0	0	0	4.898.520
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	82.090.080	0	0	0	0	82.090.080
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	45.556.212	0	0	0	0	45.556.212
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	36.533.868	0	0	0	0	36.533.868
401	03	00	00	Primas	249.500.160	0	0	0	0	249.500.160
401	03	02	00	Primas de transporte a empleados	1.860.000	0	0	0	0	1.860.000
401	03	04	00	Primas por hijos a empleados	416.064	0	0	0	0	416.064
401	03	06	00	Primas por residencia a empleados	36.000	0	0	0	0	36.000
401	03	08	00	Primas de profesionalización a empleados	29.707.608	0	0	0	0	29.707.608
401	03	09	00	Primas por antigüedad a empleados	14.595.732	0	0	0	0	14.595.732
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.377.456	0	0	0	0	4.377.456
401	03	19	00	Primas por hijos de obreros	385.860	0	0	0	0	385.860
401	03	21	00	Primas por antigüedad a obreros	6.386.808	0	0	0	0	6.386.808
401	03	22	00	Primas de profesionalización a obreros	903.660	0	0	0	0	903.660
401	03	37	00	Primas de transporte al personal contratado	1.253.712	0	0	0	0	1.253.712
401	03	39	00	Primas por hijos al personal contratado	560.004	0	0	0	0	560.004
401	03	40	00	Primas de profesionalización al personal contratado	16.414.584	0	0	0	0	16.414.584
401	03	41	00	Primas por antigüedad al personal contratado	4.633.440	0	0	0	0	4.633.440
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	54.300	0	0	0	0	54.300
401	03	47	00	Primas al personal de alto nivel y de dirección	3.720.852	0	0	0	0	3.720.852
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	19.440	0	0	0	0	19.440
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.086.660	0	0	0	0	1.086.660

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	96	00	Otras primas al personal contratado	20.148.576	0	0	0	0	20.148.576
401	03	97	00	Otras primas a empleados	107.491.584	0	0	0	0	107.491.584
401	03	98	00	Otras primas a obreros	35.447.820	0	0	0	0	35.447.820
401	04	00	00	Complementos de sueldos y salarios	542.505.372	0	0	0	0	542.505.372
401	04	08	00	Bono compensatorio de alimentación a empleados	106.739.376	0	0	0	0	106.739.376
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	7.860.648	0	0	0	0	7.860.648
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	16.135.728	0	0	0	0	16.135.728
401	04	16	00	Complemento a obreros por gastos de alimentación	51.840	0	0	0	0	51.840
401	04	17	00	Complemento a obreros por gastos de transporte	1.523.928	0	0	0	0	1.523.928
401	04	18	00	Bono compensatorio de alimentación a obreros	63.027.720	0	0	0	0	63.027.720
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.199.580	0	0	0	0	1.199.580
401	04	26	00	Bono compensatorio de alimentación al personal contratado	82.979.232	0	0	0	0	82.979.232
401	04	28	00	Complemento al personal contratado por días feriados	996.984	0	0	0	0	996.984
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	960	0	0	0	0	960
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	52.920	0	0	0	0	52.920
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	1.440	0	0	0	0	1.440
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	2.910.600	0	0	0	0	2.910.600
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	64.368	0	0	0	0	64.368
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	3.482.784	0	0	0	0	3.482.784
401	04	96	00	Otros complementos a empleados	116.862.180	0	0	0	0	116.862.180
401	04	97	00	Otros complementos a obreros	33.615.072	0	0	0	0	33.615.072
401	04	98	00	Otros complementos al personal contratado	105.000.012	0	0	0	0	105.000.012
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	511.557.888	0	0	0	0	511.557.888
401	05	01	00	Aguinaldos a empleados	158.574.984	0	0	0	0	158.574.984
401	05	03	00	Bono vacacional a empleados	96.792.804	0	0	0	0	96.792.804
401	05	04	00	Aguinaldos a obreros	63.517.860	0	0	0	0	63.517.860
401	05	06	00	Bono vacacional a obreros	38.770.428	0	0	0	0	38.770.428
401	05	07	00	Aguinaldos al personal contratado	91.285.176	0	0	0	0	91.285.176
401	05	08	00	Bono vacacional al personal contratado	55.719.708	0	0	0	0	55.719.708
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	72.504	0	0	0	0	72.504
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	44.256	0	0	0	0	44.256

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	4.210.272	0	0	0	0	4.210.272
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	2.569.896	0	0	0	0	2.569.896
401	06	00	00	Aportes patronales y legales	129.011.364	0	0	0	0	129.011.364
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	39.596.748	0	0	0	0	39.596.748
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	6.476.640	0	0	0	0	6.476.640
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	8.799.408	0	0	0	0	8.799.408
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	8.896.140	0	0	0	0	8.896.140
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	15.708.396	0	0	0	0	15.708.396
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	3.319.656	0	0	0	0	3.319.656
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	3.491.004	0	0	0	0	3.491.004
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.529.752	0	0	0	0	3.529.752
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	22.794.204	0	0	0	0	22.794.204
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	5.120.928	0	0	0	0	5.120.928
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	5.064.756	0	0	0	0	5.064.756
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	18.108	0	0	0	0	18.108
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	2.676	0	0	0	0	2.676
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	4.068	0	0	0	0	4.068
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	4.020	0	0	0	0	4.020
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.051.224	0	0	0	0	1.051.224
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	147.180	0	0	0	0	147.180
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	236.244	0	0	0	0	236.244
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	233.652	0	0	0	0	233.652
401	06	95	00	Otros aportes legales por personal contratado	4.516.560	0	0	0	0	4.516.560
401	07	00	00	Asistencia socio-económica	1.676.009.788	0	0	0	0	1.676.009.788
401	07	01	00	Capacitación y adiestramiento a empleados	40.077.144	0	0	0	0	40.077.144
401	07	02	00	Becas a empleados	3.708.276	0	0	0	0	3.708.276
401	07	03	00	Ayudas por matrimonio a empleados	15.560	0	0	0	0	15.560
401	07	04	00	Ayudas por nacimiento de hijos a empleados	20.800	0	0	0	0	20.800
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	20.996.568	0	0	0	0	20.996.568
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos	537.933.120	0	0	0	0	537.933.120

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				funerarios por empleados						
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.750.248	0	0	0	0	1.750.248
401	07	10	00	Dotación de uniformes a empleados	405.000	0	0	0	0	405.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	13.621.032	0	0	0	0	13.621.032
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.280.372	0	0	0	0	2.280.372
401	07	17	00	Capacitación y adiestramiento a obreros	26.722.044	0	0	0	0	26.722.044
401	07	18	00	Becas a obreros	2.775.600	0	0	0	0	2.775.600
401	07	19	00	Ayudas por matrimonio de obreros	28.584	0	0	0	0	28.584
401	07	20	00	Ayudas por nacimiento de hijos de obreros	42.876	0	0	0	0	42.876
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	13.235.124	0	0	0	0	13.235.124
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	294.886.860	0	0	0	0	294.886.860
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.550.004	0	0	0	0	1.550.004
401	07	26	00	Dotación de uniformes a obreros	104.002.884	0	0	0	0	104.002.884
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	7.431.792	0	0	0	0	7.431.792
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	2.100.852	0	0	0	0	2.100.852
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	10.692	0	0	0	0	10.692
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	161.880	0	0	0	0	161.880
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	445.308	0	0	0	0	445.308
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	4.000	0	0	0	0	4.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.400	0	0	0	0	2.400
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	277.992	0	0	0	0	277.992
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	26.624.520	0	0	0	0	26.624.520
401	07	74	00	Capacitación y adiestramiento al personal contratado	38.296.000	0	0	0	0	38.296.000
401	07	75	00	Becas al personal contratado	3.913.872	0	0	0	0	3.913.872
401	07	76	00	Ayudas por matrimonio al personal contratado	19.200	0	0	0	0	19.200
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	33.200	0	0	0	0	33.200
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	10.074.804	0	0	0	0	10.074.804
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	483.369.348	0	0	0	0	483.369.348
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.950.000	0	0	0	0	1.950.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	33.730.008	0	0	0	0	33.730.008

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	2.760.000	0	0	0	0	2.760.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	751.824	0	0	0	0	751.824
401	08	00	00	Prestaciones sociales e indemnizaciones	275.883.588	0	0	0	0	275.883.588
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	141.837.804	0	0	0	0	141.837.804
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	57.185.844	0	0	0	0	57.185.844
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	73.573.236	0	0	0	0	73.573.236
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	53.352	0	0	0	0	53.352
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	3.233.352	0	0	0	0	3.233.352
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	2.021.454	0	0	0	0	2.021.454
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	2.021.454	0	0	0	0	2.021.454
401	95	00	00	Otros gastos del personal de alto nivel y de dirección	1.019.082	0	0	0	0	1.019.082
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	1.019.082	0	0	0	0	1.019.082
401	96	00	00	Otros gastos del personal empleado	7.000.000	0	0	0	0	7.000.000
401	96	01	00	Otros gastos del personal empleado	7.000.000	0	0	0	0	7.000.000
401	97	00	00	Otros gastos del personal obrero	3.000.000	0	0	0	0	3.000.000
401	97	01	00	Otros gastos del personal obrero	3.000.000	0	0	0	0	3.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**18.013.248**	**0**	**0**	**0**	**0**	**18.013.248**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.654.400	0	0	0	0	2.654.400
403	10	07	00	Servicios de capacitación y adiestramiento	2.654.400	0	0	0	0	2.654.400
403	18	00	00	Impuestos indirectos	12.798.528	0	0	0	0	12.798.528
403	18	01	00	Impuesto al valor agregado	12.798.528	0	0	0	0	12.798.528
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.560.320	0	0	0	0	2.560.320
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.560.320	0	0	0	0	2.560.320
				Totales	**3.984.203.196**	**0**	**0**	**0**	**0**	**3.984.203.196**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 13 - 50

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 130001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.966.189.948**	**0**	**0**	**0**	**0**	**3.966.189.948**
401	01	00	00	Sueldos, salarios y otras retribuciones	486.591.172	0	0	0	0	486.591.172
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	215.859.372	0	0	0	0	215.859.372
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	110.671.896	0	0	0	0	110.671.896
401	01	18	00	Remuneraciones al personal contratado	153.160.320	0	0	0	0	153.160.320
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	150.427.044	0	0	0	0	150.427.044
401	01	18	02	Remuneraciones por honorarios profesionales	2.733.276	0	0	0	0	2.733.276
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.912.000	0	0	0	0	1.912.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	89.064	0	0	0	0	89.064
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	4.898.520	0	0	0	0	4.898.520
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	82.090.080	0	0	0	0	82.090.080
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	45.556.212	0	0	0	0	45.556.212
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	36.533.868	0	0	0	0	36.533.868
401	03	00	00	Primas	249.500.160	0	0	0	0	249.500.160
401	03	02	00	Primas de transporte a empleados	1.860.000	0	0	0	0	1.860.000
401	03	04	00	Primas por hijos a empleados	416.064	0	0	0	0	416.064
401	03	06	00	Primas por residencia a empleados	36.000	0	0	0	0	36.000
401	03	08	00	Primas de profesionalización a empleados	29.707.608	0	0	0	0	29.707.608
401	03	09	00	Primas por antigüedad a empleados	14.595.732	0	0	0	0	14.595.732
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.377.456	0	0	0	0	4.377.456
401	03	19	00	Primas por hijos de obreros	385.860	0	0	0	0	385.860
401	03	21	00	Primas por antigüedad a obreros	6.386.808	0	0	0	0	6.386.808
401	03	22	00	Primas de profesionalización a obreros	903.660	0	0	0	0	903.660
401	03	37	00	Primas de transporte al personal contratado	1.253.712	0	0	0	0	1.253.712
401	03	39	00	Primas por hijos al personal contratado	560.004	0	0	0	0	560.004
401	03	40	00	Primas de profesionalización al personal contratado	16.414.584	0	0	0	0	16.414.584
401	03	41	00	Primas por antigüedad al personal contratado	4.633.440	0	0	0	0	4.633.440

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 130001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	54.300	0	0	0	0	54.300
401	03	47	00	Primas al personal de alto nivel y de dirección	3.720.852	0	0	0	0	3.720.852
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	19.440	0	0	0	0	19.440
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.086.660	0	0	0	0	1.086.660
401	03	96	00	Otras primas al personal contratado	20.148.576	0	0	0	0	20.148.576
401	03	97	00	Otras primas a empleados	107.491.584	0	0	0	0	107.491.584
401	03	98	00	Otras primas a obreros	35.447.820	0	0	0	0	35.447.820
401	04	00	00	Complementos de sueldos y salarios	542.505.372	0	0	0	0	542.505.372
401	04	08	00	Bono compensatorio de alimentación a empleados	106.739.376	0	0	0	0	106.739.376
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	7.860.648	0	0	0	0	7.860.648
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	16.135.728	0	0	0	0	16.135.728
401	04	16	00	Complemento a obreros por gastos de alimentación	51.840	0	0	0	0	51.840
401	04	17	00	Complemento a obreros por gastos de transporte	1.523.928	0	0	0	0	1.523.928
401	04	18	00	Bono compensatorio de alimentación a obreros	63.027.720	0	0	0	0	63.027.720
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.199.580	0	0	0	0	1.199.580
401	04	26	00	Bono compensatorio de alimentación al personal contratado	82.979.232	0	0	0	0	82.979.232
401	04	28	00	Complemento al personal contratado por días feriados	996.984	0	0	0	0	996.984
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	960	0	0	0	0	960
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	52.920	0	0	0	0	52.920
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	1.440	0	0	0	0	1.440
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	2.910.600	0	0	0	0	2.910.600
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	64.368	0	0	0	0	64.368
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	3.482.784	0	0	0	0	3.482.784
401	04	96	00	Otros complementos a empleados	116.862.180	0	0	0	0	116.862.180
401	04	97	00	Otros complementos a obreros	33.615.072	0	0	0	0	33.615.072
401	04	98	00	Otros complementos al personal contratado	105.000.012	0	0	0	0	105.000.012

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 130001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	511.557.888	0	0	0	0	511.557.888
401	05	01	00	Aguinaldos a empleados	158.574.984	0	0	0	0	158.574.984
401	05	03	00	Bono vacacional a empleados	96.792.804	0	0	0	0	96.792.804
401	05	04	00	Aguinaldos a obreros	63.517.860	0	0	0	0	63.517.860
401	05	06	00	Bono vacacional a obreros	38.770.428	0	0	0	0	38.770.428
401	05	07	00	Aguinaldos al personal contratado	91.285.176	0	0	0	0	91.285.176
401	05	08	00	Bono vacacional al personal contratado	55.719.708	0	0	0	0	55.719.708
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	72.504	0	0	0	0	72.504
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	44.256	0	0	0	0	44.256
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	4.210.272	0	0	0	0	4.210.272
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	2.569.896	0	0	0	0	2.569.896
401	06	00	00	Aportes patronales y legales	129.011.364	0	0	0	0	129.011.364
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	39.596.748	0	0	0	0	39.596.748
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	6.476.640	0	0	0	0	6.476.640
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	8.799.408	0	0	0	0	8.799.408
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	8.896.140	0	0	0	0	8.896.140
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	15.708.396	0	0	0	0	15.708.396
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	3.319.656	0	0	0	0	3.319.656
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	3.491.004	0	0	0	0	3.491.004
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.529.752	0	0	0	0	3.529.752
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	22.794.204	0	0	0	0	22.794.204
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	5.120.928	0	0	0	0	5.120.928
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	5.064.756	0	0	0	0	5.064.756
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	18.108	0	0	0	0	18.108
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	2.676	0	0	0	0	2.676
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	4.068	0	0	0	0	4.068

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 130001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	4.020	0	0	0	0	4.020
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.051.224	0	0	0	0	1.051.224
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	147.180	0	0	0	0	147.180
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	236.244	0	0	0	0	236.244
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	233.652	0	0	0	0	233.652
401	06	95	00	Otros aportes legales por personal contratado	4.516.560	0	0	0	0	4.516.560
401	07	00	00	Asistencia socio-económica	1.676.009.788	0	0	0	0	1.676.009.788
401	07	01	00	Capacitación y adiestramiento a empleados	40.077.144	0	0	0	0	40.077.144
401	07	02	00	Becas a empleados	3.708.276	0	0	0	0	3.708.276
401	07	03	00	Ayudas por matrimonio a empleados	15.560	0	0	0	0	15.560
401	07	04	00	Ayudas por nacimiento de hijos a empleados	20.800	0	0	0	0	20.800
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	20.996.568	0	0	0	0	20.996.568
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	537.933.120	0	0	0	0	537.933.120
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.750.248	0	0	0	0	1.750.248
401	07	10	00	Dotación de uniformes a empleados	405.000	0	0	0	0	405.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	13.621.032	0	0	0	0	13.621.032
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.280.372	0	0	0	0	2.280.372
401	07	17	00	Capacitación y adiestramiento a obreros	26.722.044	0	0	0	0	26.722.044
401	07	18	00	Becas a obreros	2.775.600	0	0	0	0	2.775.600
401	07	19	00	Ayudas por matrimonio de obreros	28.584	0	0	0	0	28.584
401	07	20	00	Ayudas por nacimiento de hijos de obreros	42.876	0	0	0	0	42.876
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	13.235.124	0	0	0	0	13.235.124
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	294.886.860	0	0	0	0	294.886.860
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.550.004	0	0	0	0	1.550.004
401	07	26	00	Dotación de uniformes a obreros	104.002.884	0	0	0	0	104.002.884
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	7.431.792	0	0	0	0	7.431.792

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 130001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	2.100.852	0	0	0	0	2.100.852
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	10.692	0	0	0	0	10.692
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	161.880	0	0	0	0	161.880
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	445.308	0	0	0	0	445.308
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	4.000	0	0	0	0	4.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.400	0	0	0	0	2.400
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	277.992	0	0	0	0	277.992
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	26.624.520	0	0	0	0	26.624.520
401	07	74	00	Capacitación y adiestramiento al personal contratado	38.296.000	0	0	0	0	38.296.000
401	07	75	00	Becas al personal contratado	3.913.872	0	0	0	0	3.913.872
401	07	76	00	Ayudas por matrimonio al personal contratado	19.200	0	0	0	0	19.200
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	33.200	0	0	0	0	33.200
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	10.074.804	0	0	0	0	10.074.804
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	483.369.348	0	0	0	0	483.369.348
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.950.000	0	0	0	0	1.950.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	33.730.008	0	0	0	0	33.730.008
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	2.760.000	0	0	0	0	2.760.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	751.824	0	0	0	0	751.824
401	08	00	00	Prestaciones sociales e indemnizaciones	275.883.588	0	0	0	0	275.883.588
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	141.837.804	0	0	0	0	141.837.804
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	57.185.844	0	0	0	0	57.185.844
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	73.573.236	0	0	0	0	73.573.236
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	53.352	0	0	0	0	53.352
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	3.233.352	0	0	0	0	3.233.352
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	2.021.454	0	0	0	0	2.021.454

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 130001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	2.021.454	0	0	0	0	2.021.454
401	95	00	00	Otros gastos del personal de alto nivel y de dirección	1.019.082	0	0	0	0	1.019.082
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	1.019.082	0	0	0	0	1.019.082
401	96	00	00	Otros gastos del personal empleado	7.000.000	0	0	0	0	7.000.000
401	96	01	00	Otros gastos del personal empleado	7.000.000	0	0	0	0	7.000.000
401	97	00	00	Otros gastos del personal obrero	3.000.000	0	0	0	0	3.000.000
401	97	01	00	Otros gastos del personal obrero	3.000.000	0	0	0	0	3.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**18.013.248**	**0**	**0**	**0**	**0**	**18.013.248**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.654.400	0	0	0	0	2.654.400
403	10	07	00	Servicios de capacitación y adiestramiento	2.654.400	0	0	0	0	2.654.400
403	18	00	00	Impuestos indirectos	12.798.528	0	0	0	0	12.798.528
403	18	01	00	Impuesto al valor agregado	12.798.528	0	0	0	0	12.798.528
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.560.320	0	0	0	0	2.560.320
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.560.320	0	0	0	0	2.560.320
				Totales	**3.984.203.196**	**0**	**0**	**0**	**0**	**3.984.203.196**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**280.703.071**	**0**	**0**	**0**	**0**	**280.703.071**
402	01	00	00	Productos alimenticios y agropecuarios	85.949.431	0	0	0	0	85.949.431
402	01	01	00	Alimentos y bebidas para personas	85.949.431	0	0	0	0	85.949.431
402	03	00	00	Textiles y vestuarios	2.076.055	0	0	0	0	2.076.055
402	03	01	00	Textiles	424.871	0	0	0	0	424.871
402	03	02	00	Prendas de vestir	1.651.184	0	0	0	0	1.651.184
402	04	00	00	Productos de cuero y caucho	8.195.600	0	0	0	0	8.195.600
402	04	03	00	Cauchos y tripas para vehículos	8.195.600	0	0	0	0	8.195.600
402	05	00	00	Productos de papel, cartón e impresos	69.346.947	0	0	0	0	69.346.947
402	05	01	00	Pulpa de madera, papel y cartón	8.131.878	0	0	0	0	8.131.878
402	05	02	00	Envases y cajas de papel y cartón	3.092.992	0	0	0	0	3.092.992
402	05	03	00	Productos de papel y cartón para oficina	49.177.799	0	0	0	0	49.177.799
402	05	04	00	Libros, revistas y periódicos	706.118	0	0	0	0	706.118
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	8.238.160	0	0	0	0	8.238.160
402	06	00	00	Productos químicos y derivados	16.066.664	0	0	0	0	16.066.664
402	06	03	00	Tintas, pinturas y colorantes	886.103	0	0	0	0	886.103
402	06	04	00	Productos farmacéuticos y medicamentos	1.156.269	0	0	0	0	1.156.269
402	06	06	00	Combustibles y lubricantes	6.255.162	0	0	0	0	6.255.162
402	06	08	00	Productos plásticos	7.769.130	0	0	0	0	7.769.130
402	08	00	00	Productos metálicos	19.073.287	0	0	0	0	19.073.287
402	08	02	00	Productos de metales no ferrosos	77.560	0	0	0	0	77.560
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.577.254	0	0	0	0	3.577.254
402	08	04	00	Productos metálicos estructurales	100.660	0	0	0	0	100.660
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.268.253	0	0	0	0	15.268.253
402	08	99	00	Otros productos metálicos	49.560	0	0	0	0	49.560
402	10	00	00	Productos varios y útiles diversos	79.587.087	0	0	0	0	79.587.087
402	10	01	00	Artículos de deporte, recreación y juguetes	989.100	0	0	0	0	989.100
402	10	02	00	Materiales y útiles de limpieza y aseo	4.071.827	0	0	0	0	4.071.827
402	10	03	00	Utensilios de cocina y comedor	408.024	0	0	0	0	408.024
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.278.204	0	0	0	0	1.278.204
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.549.948	0	0	0	0	15.549.948
402	10	06	00	Condecoraciones, ofrendas y similares	1.462.190	0	0	0	0	1.462.190
402	10	07	00	Productos de seguridad en el trabajo	5.814.728	0	0	0	0	5.814.728

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	08	00	Materiales para equipos de computación	45.999.219	0	0	0	0	45.999.219
402	10	11	00	Materiales eléctricos	2.300.179	0	0	0	0	2.300.179
402	10	12	00	Materiales para instalaciones sanitarias	1.259.348	0	0	0	0	1.259.348
402	10	99	00	Otros productos y útiles diversos	454.320	0	0	0	0	454.320
402	99	00	00	Otros materiales y suministros	408.000	0	0	0	0	408.000
402	99	01	00	Otros materiales y suministros	408.000	0	0	0	0	408.000
403	**00**	**00**	**00**	**Servicios no personales**	**355.961.357**	**0**	**0**	**0**	**0**	**355.961.357**
403	01	00	00	Alquileres de inmuebles	9.834.902	0	0	0	0	9.834.902
403	01	01	00	Alquileres de edificios y locales	8.084.902	0	0	0	0	8.084.902
403	01	02	00	Alquileres de instalaciones culturales y recreativas	1.750.000	0	0	0	0	1.750.000
403	02	00	00	Alquileres de maquinaria y equipos	3.089.730	0	0	0	0	3.089.730
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	3.089.730	0	0	0	0	3.089.730
403	04	00	00	Servicios básicos	36.930.688	0	0	0	0	36.930.688
403	04	01	00	Electricidad	9.748.788	0	0	0	0	9.748.788
403	04	02	00	Gas	5.400	0	0	0	0	5.400
403	04	03	00	Agua	1.485.304	0	0	0	0	1.485.304
403	04	04	00	Teléfonos	11.430.000	0	0	0	0	11.430.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	9.750.000	0	0	0	0	9.750.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.680.000	0	0	0	0	1.680.000
403	04	05	00	Servicio de comunicaciones	4.000.000	0	0	0	0	4.000.000
403	04	06	00	Servicio de aseo urbano y domiciliario	910.450	0	0	0	0	910.450
403	04	07	00	Servicio de condominio	9.350.746	0	0	0	0	9.350.746
403	06	00	00	Servicios de transporte y almacenaje	5.805.530	0	0	0	0	5.805.530
403	06	01	00	Fletes y embalajes	378.000	0	0	0	0	378.000
403	06	03	00	Estacionamiento	19.530	0	0	0	0	19.530
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	5.408.000	0	0	0	0	5.408.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	13.994.278	0	0	0	0	13.994.278
403	07	01	00	Publicidad y propaganda	504.000	0	0	0	0	504.000
403	07	02	00	Imprenta y reproducción	4.145.610	0	0	0	0	4.145.610
403	07	03	00	Relaciones sociales	8.068.848	0	0	0	0	8.068.848
403	07	04	00	Avisos	1.275.820	0	0	0	0	1.275.820
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	12.129.180	0	0	0	0	12.129.180
403	08	01	00	Primas y gastos de seguros	12.075.000	0	0	0	0	12.075.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	08	02	00	Comisiones y gastos bancarios	54.180	0	0	0	0	54.180
403	09	00	00	Viáticos y pasajes	105.390.285	0	0	0	0	105.390.285
403	09	01	00	Viáticos y pasajes dentro del país	96.850.285	0	0	0	0	96.850.285
403	09	02	00	Viáticos y pasajes fuera del país	8.540.000	0	0	0	0	8.540.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	814.800	0	0	0	0	814.800
403	10	99	00	Otros servicios profesionales y técnicos	814.800	0	0	0	0	814.800
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	22.983.427	0	0	0	0	22.983.427
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.027.425	0	0	0	0	1.027.425
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.715.276	0	0	0	0	10.715.276
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	11.240.726	0	0	0	0	11.240.726
403	12	00	00	Conservación y reparaciones menores de obras	32.360.056	0	0	0	0	32.360.056
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	32.360.056	0	0	0	0	32.360.056
403	16	00	00	Servicios de diversión, esparcimiento y culturales	35.005.600	0	0	0	0	35.005.600
403	16	01	00	Servicios de diversión, esparcimiento y culturales	35.005.600	0	0	0	0	35.005.600
403	18	00	00	Impuestos indirectos	75.306.861	0	0	0	0	75.306.861
403	18	01	00	Impuesto al valor agregado	75.306.861	0	0	0	0	75.306.861
403	99	00	00	Otros servicios no personales	2.316.020	0	0	0	0	2.316.020
403	99	01	00	Otros servicios no personales	2.316.020	0	0	0	0	2.316.020
404	**00**	**00**	**00**	**Activos reales**	**99.094.917**	**0**	**0**	**0**	**0**	**99.094.917**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	6.006.420	0	0	0	0	6.006.420
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	89.600	0	0	0	0	89.600
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	5.916.820	0	0	0	0	5.916.820
404	04	00	00	Equipos de transporte, tracción y elevación	15.090.000	0	0	0	0	15.090.000
404	04	01	00	Vehículos automotores terrestres	15.090.000	0	0	0	0	15.090.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.494.172	0	0	0	0	5.494.172
404	05	01	00	Equipos de telecomunicaciones	5.494.172	0	0	0	0	5.494.172
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.148.700	0	0	0	0	1.148.700
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.148.700	0	0	0	0	1.148.700
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.759.529	0	0	0	0	6.759.529
404	07	02	00	Equipos de enseñanza, deporte y recreación	5.930.729	0	0	0	0	5.930.729
404	07	06	00	Instrumentos musicales y equipos de audio	828.800	0	0	0	0	828.800
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	64.596.096	0	0	0	0	64.596.096

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	26.610.770	0	0	0	0	26.610.770
404	09	02	00	Equipos de computación	25.899.259	0	0	0	0	25.899.259
404	09	03	00	Mobiliario y equipos de alojamiento	12.037.067	0	0	0	0	12.037.067
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	49.000	0	0	0	0	49.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.559.625.319**	**0**	**0**	**0**	**0**	**1.559.625.319**
407	01	00	00	Transferencias y donaciones corrientes internas	1.559.625.319	0	0	0	0	1.559.625.319
407	01	01	00	Transferencias corrientes internas al sector privado	352.400	0	0	0	0	352.400
407	01	01	75	Subsidios a organismos laborales y gremiales	352.400	0	0	0	0	352.400
407	01	02	00	Donaciones corrientes internas al sector privado	400.000	0	0	0	0	400.000
407	01	02	01	Donaciones corrientes a personas	400.000	0	0	0	0	400.000
407	01	03	00	Transferencias corrientes internas al sector público	1.558.872.919	0	0	0	0	1.558.872.919
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	1.458.872.919	0	0	0	0	1.458.872.919
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	100.000.000	0	0	0	0	100.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**4.000.000**	**0**	**0**	**0**	**0**	**4.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	4.000.000	0	0	0	0	4.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	4.000.000	0	0	0	0	4.000.000
				Totales	**2.299.384.664**	**0**	**0**	**0**	**0**	**2.299.384.664**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.559.225.319**	**0**	**0**	**0**	**0**	**1.559.225.319**
407	01	00	00	Transferencias y donaciones corrientes internas	1.559.225.319	0	0	0	0	1.559.225.319
407	01	01	00	Transferencias corrientes internas al sector privado	352.400	0	0	0	0	352.400
407	01	01	75	Subsidios a organismos laborales y gremiales	352.400	0	0	0	0	352.400
				- S1504 Asociación de Jubilados y Pensionados del Ministerio del Trabajo	79.800	0	0	0	0	79.800
				- S1888 Asociación Civil del Ministerio del Trabajo (ASOMITRA)	272.600	0	0	0	0	272.600
407	01	03	00	Transferencias corrientes internas al sector público	1.558.872.919	0	0	0	0	1.558.872.919
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	1.458.872.919	0	0	0	0	1.458.872.919
				- A0051 Instituto Nacional de Capacitación y Recreación de los Trabajadores (INCRET)	179.265.555	0	0	0	0	179.265.555
				- A0176 Instituto Nacional de Prevención, Salud y Seguridad Laborales (INPSASEL)	1.279.607.364	0	0	0	0	1.279.607.364
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	100.000.000	0	0	0	0	100.000.000
				- A0253 Farmapatria, Compañia Anónima (FARMAPATRIA, C.A.)	100.000.000	0	0	0	0	100.000.000
				Totales	**1.559.225.319**	**0**	**0**	**0**	**0**	**1.559.225.319**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 130002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**280.703.071**	0	0	0	0	**280.703.071**
402	01	00	00	Productos alimenticios y agropecuarios	85.949.431	0	0	0	0	85.949.431
402	01	01	00	Alimentos y bebidas para personas	85.949.431	0	0	0	0	85.949.431
402	03	00	00	Textiles y vestuarios	2.076.055	0	0	0	0	2.076.055
402	03	01	00	Textiles	424.871	0	0	0	0	424.871
402	03	02	00	Prendas de vestir	1.651.184	0	0	0	0	1.651.184
402	04	00	00	Productos de cuero y caucho	8.195.600	0	0	0	0	8.195.600
402	04	03	00	Cauchos y tripas para vehículos	8.195.600	0	0	0	0	8.195.600
402	05	00	00	Productos de papel, cartón e impresos	69.346.947	0	0	0	0	69.346.947
402	05	01	00	Pulpa de madera, papel y cartón	8.131.878	0	0	0	0	8.131.878
402	05	02	00	Envases y cajas de papel y cartón	3.092.992	0	0	0	0	3.092.992
402	05	03	00	Productos de papel y cartón para oficina	49.177.799	0	0	0	0	49.177.799
402	05	04	00	Libros, revistas y periódicos	706.118	0	0	0	0	706.118
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	8.238.160	0	0	0	0	8.238.160
402	06	00	00	Productos químicos y derivados	16.066.664	0	0	0	0	16.066.664
402	06	03	00	Tintas, pinturas y colorantes	886.103	0	0	0	0	886.103
402	06	04	00	Productos farmacéuticos y medicamentos	1.156.269	0	0	0	0	1.156.269
402	06	06	00	Combustibles y lubricantes	6.255.162	0	0	0	0	6.255.162
402	06	08	00	Productos plásticos	7.769.130	0	0	0	0	7.769.130
402	08	00	00	Productos metálicos	19.073.287	0	0	0	0	19.073.287
402	08	02	00	Productos de metales no ferrosos	77.560	0	0	0	0	77.560
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.577.254	0	0	0	0	3.577.254
402	08	04	00	Productos metálicos estructurales	100.660	0	0	0	0	100.660
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.268.253	0	0	0	0	15.268.253
402	08	99	00	Otros productos metálicos	49.560	0	0	0	0	49.560
402	10	00	00	Productos varios y útiles diversos	79.587.087	0	0	0	0	79.587.087
402	10	01	00	Artículos de deporte, recreación y juguetes	989.100	0	0	0	0	989.100
402	10	02	00	Materiales y útiles de limpieza y aseo	4.071.827	0	0	0	0	4.071.827

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 130002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	03	00	Utensilios de cocina y comedor	408.024	0	0	0	0	408.024
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.278.204	0	0	0	0	1.278.204
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.549.948	0	0	0	0	15.549.948
402	10	06	00	Condecoraciones, ofrendas y similares	1.462.190	0	0	0	0	1.462.190
402	10	07	00	Productos de seguridad en el trabajo	5.814.728	0	0	0	0	5.814.728
402	10	08	00	Materiales para equipos de computación	45.999.219	0	0	0	0	45.999.219
402	10	11	00	Materiales eléctricos	2.300.179	0	0	0	0	2.300.179
402	10	12	00	Materiales para instalaciones sanitarias	1.259.348	0	0	0	0	1.259.348
402	10	99	00	Otros productos y útiles diversos	454.320	0	0	0	0	454.320
402	99	00	00	Otros materiales y suministros	408.000	0	0	0	0	408.000
402	99	01	00	Otros materiales y suministros	408.000	0	0	0	0	408.000
403	**00**	**00**	**00**	**Servicios no personales**	**355.961.357**	**0**	**0**	**0**	**0**	**355.961.357**
403	01	00	00	Alquileres de inmuebles	9.834.902	0	0	0	0	9.834.902
403	01	01	00	Alquileres de edificios y locales	8.084.902	0	0	0	0	8.084.902
403	01	02	00	Alquileres de instalaciones culturales y recreativas	1.750.000	0	0	0	0	1.750.000
403	02	00	00	Alquileres de maquinaria y equipos	3.089.730	0	0	0	0	3.089.730
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	3.089.730	0	0	0	0	3.089.730
403	04	00	00	Servicios básicos	36.930.688	0	0	0	0	36.930.688
403	04	01	00	Electricidad	9.748.788	0	0	0	0	9.748.788
403	04	02	00	Gas	5.400	0	0	0	0	5.400
403	04	03	00	Agua	1.485.304	0	0	0	0	1.485.304
403	04	04	00	Teléfonos	11.430.000	0	0	0	0	11.430.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	9.750.000	0	0	0	0	9.750.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.680.000	0	0	0	0	1.680.000
403	04	05	00	Servicio de comunicaciones	4.000.000	0	0	0	0	4.000.000
403	04	06	00	Servicio de aseo urbano y domiciliario	910.450	0	0	0	0	910.450
403	04	07	00	Servicio de condominio	9.350.746	0	0	0	0	9.350.746
403	06	00	00	Servicios de transporte y almacenaje	5.805.530	0	0	0	0	5.805.530

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 130002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	01	00	Fletes y embalajes	378.000	0	0	0	0	378.000
403	06	03	00	Estacionamiento	19.530	0	0	0	0	19.530
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	5.408.000	0	0	0	0	5.408.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	13.994.278	0	0	0	0	13.994.278
403	07	01	00	Publicidad y propaganda	504.000	0	0	0	0	504.000
403	07	02	00	Imprenta y reproducción	4.145.610	0	0	0	0	4.145.610
403	07	03	00	Relaciones sociales	8.068.848	0	0	0	0	8.068.848
403	07	04	00	Avisos	1.275.820	0	0	0	0	1.275.820
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	12.129.180	0	0	0	0	12.129.180
403	08	01	00	Primas y gastos de seguros	12.075.000	0	0	0	0	12.075.000
403	08	02	00	Comisiones y gastos bancarios	54.180	0	0	0	0	54.180
403	09	00	00	Viáticos y pasajes	105.390.285	0	0	0	0	105.390.285
403	09	01	00	Viáticos y pasajes dentro del país	96.850.285	0	0	0	0	96.850.285
403	09	02	00	Viáticos y pasajes fuera del país	8.540.000	0	0	0	0	8.540.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	814.800	0	0	0	0	814.800
403	10	99	00	Otros servicios profesionales y técnicos	814.800	0	0	0	0	814.800
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	22.983.427	0	0	0	0	22.983.427
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.027.425	0	0	0	0	1.027.425
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.715.276	0	0	0	0	10.715.276
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	11.240.726	0	0	0	0	11.240.726
403	12	00	00	Conservación y reparaciones menores de obras	32.360.056	0	0	0	0	32.360.056
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	32.360.056	0	0	0	0	32.360.056
403	16	00	00	Servicios de diversión, esparcimiento y culturales	35.005.600	0	0	0	0	35.005.600
403	16	01	00	Servicios de diversión, esparcimiento y culturales	35.005.600	0	0	0	0	35.005.600
403	18	00	00	Impuestos indirectos	75.306.861	0	0	0	0	75.306.861
403	18	01	00	Impuesto al valor agregado	75.306.861	0	0	0	0	75.306.861
403	99	00	00	Otros servicios no personales	2.316.020	0	0	0	0	2.316.020
403	99	01	00	Otros servicios no personales	2.316.020	0	0	0	0	2.316.020

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 130002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**99.094.917**	**0**	**0**	**0**	**0**	**99.094.917**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	6.006.420	0	0	0	0	6.006.420
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	89.600	0	0	0	0	89.600
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	5.916.820	0	0	0	0	5.916.820
404	04	00	00	Equipos de transporte, tracción y elevación	15.090.000	0	0	0	0	15.090.000
404	04	01	00	Vehículos automotores terrestres	15.090.000	0	0	0	0	15.090.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.494.172	0	0	0	0	5.494.172
404	05	01	00	Equipos de telecomunicaciones	5.494.172	0	0	0	0	5.494.172
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.148.700	0	0	0	0	1.148.700
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.148.700	0	0	0	0	1.148.700
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.759.529	0	0	0	0	6.759.529
404	07	02	00	Equipos de enseñanza, deporte y recreación	5.930.729	0	0	0	0	5.930.729
404	07	06	00	Instrumentos musicales y equipos de audio	828.800	0	0	0	0	828.800
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	64.596.096	0	0	0	0	64.596.096
404	09	01	00	Mobiliario y equipos de oficina	26.610.770	0	0	0	0	26.610.770
404	09	02	00	Equipos de computación	25.899.259	0	0	0	0	25.899.259
404	09	03	00	Mobiliario y equipos de alojamiento	12.037.067	0	0	0	0	12.037.067
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	49.000	0	0	0	0	49.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**4.000.000**	**0**	**0**	**0**	**0**	**4.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	4.000.000	0	0	0	0	4.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	4.000.000	0	0	0	0	4.000.000
				Totales	**739.759.345**	**0**	**0**	**0**	**0**	**739.759.345**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 130002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**752.400**	**0**	**0**	**0**	**0**	**752.400**
407	01	00	00	Transferencias y donaciones corrientes internas	752.400	0	0	0	0	752.400
407	01	01	00	Transferencias corrientes internas al sector privado	352.400	0	0	0	0	352.400
407	01	01	75	Subsidios a organismos laborales y gremiales	352.400	0	0	0	0	352.400
407	01	02	00	Donaciones corrientes internas al sector privado	400.000	0	0	0	0	400.000
407	01	02	01	Donaciones corrientes a personas	400.000	0	0	0	0	400.000
				Totales	**752.400**	**0**	**0**	**0**	**0**	**752.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 130002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.558.872.919**	**0**	**0**	**0**	**0**	**1.558.872.919**
407	01	00	00	Transferencias y donaciones corrientes internas	1.558.872.919	0	0	0	0	1.558.872.919
407	01	03	00	Transferencias corrientes internas al sector público	1.558.872.919	0	0	0	0	1.558.872.919
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	1.458.872.919	0	0	0	0	1.458.872.919
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	100.000.000	0	0	0	0	100.000.000
				Totales	**1.558.872.919**	**0**	**0**	**0**	**0**	**1.558.872.919**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

ACCIÓN CENTRALIZADA: 130003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**355.914.588**	**0**	**0**	**0**	**0**	**355.914.588**
407	01	00	00	Transferencias y donaciones corrientes internas	355.914.588	0	0	0	0	355.914.588
407	01	01	00	Transferencias corrientes internas al sector privado	355.914.588	0	0	0	0	355.914.588
407	01	01	01	Pensiones del personal empleado, obrero y militar	38.972.208	0	0	0	0	38.972.208
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	70.182.432	0	0	0	0	70.182.432
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	11.108.112	0	0	0	0	11.108.112
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	2.596.872	0	0	0	0	2.596.872
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	45.870.300	0	0	0	0	45.870.300
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	18.881.052	0	0	0	0	18.881.052
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	21.446.208	0	0	0	0	21.446.208
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	6.115.824	0	0	0	0	6.115.824
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	95.323.764	0	0	0	0	95.323.764
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	45.417.816	0	0	0	0	45.417.816
				Totales	**355.914.588**	**0**	**0**	**0**	**0**	**355.914.588**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

ACCIÓN CENTRALIZADA: 130003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

ACCIÓN CENTRALIZADA: 130003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 130003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**355.914.588**	**0**	**0**	**0**	**0**	**355.914.588**
407	01	00	00	Transferencias y donaciones corrientes internas	355.914.588	0	0	0	0	355.914.588
407	01	01	00	Transferencias corrientes internas al sector privado	355.914.588	0	0	0	0	355.914.588
407	01	01	01	Pensiones del personal empleado, obrero y militar	38.972.208	0	0	0	0	38.972.208
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	70.182.432	0	0	0	0	70.182.432
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	11.108.112	0	0	0	0	11.108.112
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	2.596.872	0	0	0	0	2.596.872
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	45.870.300	0	0	0	0	45.870.300
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	18.881.052	0	0	0	0	18.881.052
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	21.446.208	0	0	0	0	21.446.208
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	6.115.824	0	0	0	0	6.115.824
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	95.323.764	0	0	0	0	95.323.764
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	45.417.816	0	0	0	0	45.417.816
				Totales	**355.914.588**	**0**	**0**	**0**	**0**	**355.914.588**

21
Tribunal Supremo de Justicia

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**11.260.835.542**	**0**	**0**	**0**	**0**	**11.260.835.542**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.460.211.786	0	0	0	0	2.460.211.786
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.024.221.281	0	0	0	0	2.024.221.281
401	01	03	00	Suplencias a empleados	122.842.047	0	0	0	0	122.842.047
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	85.212.378	0	0	0	0	85.212.378
401	01	13	00	Suplencias a obreros	500.666	0	0	0	0	500.666
401	01	18	00	Remuneraciones al personal contratado	190.105.902	0	0	0	0	190.105.902
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	185.667.502	0	0	0	0	185.667.502
401	01	18	02	Remuneraciones por honorarios profesionales	4.438.400	0	0	0	0	4.438.400
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	150.000	0	0	0	0	150.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	34.199.100	0	0	0	0	34.199.100
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	245.273	0	0	0	0	245.273
401	01	99	00	Otras retribuciones	2.735.139	0	0	0	0	2.735.139
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	74.627.546	0	0	0	0	74.627.546
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	70.264.098	0	0	0	0	70.264.098
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	4.363.448	0	0	0	0	4.363.448
401	03	00	00	Primas	645.680.455	0	0	0	0	645.680.455
401	03	01	00	Primas por mérito a empleados	86.095.213	0	0	0	0	86.095.213
401	03	02	00	Primas de transporte a empleados	21.201.740	0	0	0	0	21.201.740
401	03	08	00	Primas de profesionalización a empleados	135.605.037	0	0	0	0	135.605.037
401	03	09	00	Primas por antigüedad a empleados	361.514.729	0	0	0	0	361.514.729
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	21.000.000	0	0	0	0	21.000.000
401	03	16	00	Primas por mérito a obreros	7.336.661	0	0	0	0	7.336.661
401	03	17	00	Primas de transporte a obreros	253.006	0	0	0	0	253.006
401	03	19	00	Primas por hijos de obreros	1.248.426	0	0	0	0	1.248.426
401	03	21	00	Primas por antigüedad a obreros	10.281.942	0	0	0	0	10.281.942
401	03	22	00	Primas de profesionalización a obreros	320.204	0	0	0	0	320.204
401	03	39	00	Primas por hijos al personal contratado	127.500	0	0	0	0	127.500
401	03	40	00	Primas de profesionalización al personal contratado	407.509	0	0	0	0	407.509
401	03	96	00	Otras primas al personal contratado	288.488	0	0	0	0	288.488
401	04	00	00	Complementos de sueldos y salarios	2.011.882.872	0	0	0	0	2.011.882.872

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	29.241.885	0	0	0	0	29.241.885
401	04	02	00	Complemento a empleados por trabajo nocturno	1.722.219	0	0	0	0	1.722.219
401	04	03	00	Complemento a empleados por gastos de alimentación	1.356.480	0	0	0	0	1.356.480
401	04	05	00	Complemento a empleados por gastos de representación	170.000	0	0	0	0	170.000
401	04	06	00	Complemento a empleados por comisión de servicios	3.073.209	0	0	0	0	3.073.209
401	04	08	00	Bono compensatorio de alimentación a empleados	1.473.868.784	0	0	0	0	1.473.868.784
401	04	09	00	Bono compensatorio de transporte a empleados	250.000	0	0	0	0	250.000
401	04	10	00	Complemento a empleados por días feriados	24.602.343	0	0	0	0	24.602.343
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.941.006	0	0	0	0	1.941.006
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	47.537	0	0	0	0	47.537
401	04	16	00	Complemento a obreros por gastos de alimentación	43.200	0	0	0	0	43.200
401	04	18	00	Bono compensatorio de alimentación a obreros	120.752.874	0	0	0	0	120.752.874
401	04	19	00	Bono compensatorio de transporte a obreros	50.000	0	0	0	0	50.000
401	04	20	00	Complemento a obreros por días feriados	909.394	0	0	0	0	909.394
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	6.713.325	0	0	0	0	6.713.325
401	04	26	00	Bono compensatorio de alimentación al personal contratado	243.487.330	0	0	0	0	243.487.330
401	04	28	00	Complemento al personal contratado por días feriados	14.817.829	0	0	0	0	14.817.829
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	8.640.000	0	0	0	0	8.640.000
401	04	96	00	Otros complementos a empleados	55.869.624	0	0	0	0	55.869.624
401	04	97	00	Otros complementos a obreros	12.216.268	0	0	0	0	12.216.268
401	04	98	00	Otros complementos al personal contratado	12.109.565	0	0	0	0	12.109.565
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.347.066.381	0	0	0	0	2.347.066.381
401	05	01	00	Aguinaldos a empleados	1.104.030.698	0	0	0	0	1.104.030.698
401	05	03	00	Bono vacacional a empleados	953.697.532	0	0	0	0	953.697.532
401	05	04	00	Aguinaldos a obreros	75.202.181	0	0	0	0	75.202.181
401	05	06	00	Bono vacacional a obreros	42.266.296	0	0	0	0	42.266.296
401	05	07	00	Aguinaldos al personal contratado	89.989.939	0	0	0	0	89.989.939
401	05	08	00	Bono vacacional al personal contratado	69.307.123	0	0	0	0	69.307.123
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	8.549.776	0	0	0	0	8.549.776
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	3.799.900	0	0	0	0	3.799.900

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	115.016	0	0	0	0	115.016
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	107.920	0	0	0	0	107.920
401	06	00	00	Aportes patronales y legales	302.945.659	0	0	0	0	302.945.659
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	168.887.659	0	0	0	0	168.887.659
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	38.481.005	0	0	0	0	38.481.005
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	59.827.419	0	0	0	0	59.827.419
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	7.550.546	0	0	0	0	7.550.546
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.797.552	0	0	0	0	1.797.552
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.651.069	0	0	0	0	2.651.069
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	14.256.568	0	0	0	0	14.256.568
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	3.400.001	0	0	0	0	3.400.001
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	3.568.404	0	0	0	0	3.568.404
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	1.282.467	0	0	0	0	1.282.467
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	930.976	0	0	0	0	930.976
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	284.993	0	0	0	0	284.993
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	16.699	0	0	0	0	16.699
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	4.905	0	0	0	0	4.905
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	5.396	0	0	0	0	5.396
401	07	00	00	Asistencia socio-económica	2.573.989.305	0	0	0	0	2.573.989.305
401	07	02	00	Becas a empleados	8.853.300	0	0	0	0	8.853.300
401	07	03	00	Ayudas por matrimonio a empleados	58.325	0	0	0	0	58.325
401	07	04	00	Ayudas por nacimiento de hijos a empleados	73.825	0	0	0	0	73.825
401	07	05	00	Ayudas por defunción a empleados	63.036	0	0	0	0	63.036
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.750.000	0	0	0	0	2.750.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	488.524.256	0	0	0	0	488.524.256
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.184.544.412	0	0	0	0	1.184.544.412
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	43.600.016	0	0	0	0	43.600.016
401	07	10	00	Dotación de uniformes a empleados	213.023.177	0	0	0	0	213.023.177

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	89.581.954	0	0	0	0	89.581.954
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	49.677.000	0	0	0	0	49.677.000
401	07	18	00	Becas a obreros	2.732.400	0	0	0	0	2.732.400
401	07	19	00	Ayudas por matrimonio de obreros	34.615	0	0	0	0	34.615
401	07	20	00	Ayudas por nacimiento de hijos de obreros	34.615	0	0	0	0	34.615
401	07	21	00	Ayudas por defunción a obreros	37.091	0	0	0	0	37.091
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.550.000	0	0	0	0	2.550.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	30.193.157	0	0	0	0	30.193.157
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	160.241.648	0	0	0	0	160.241.648
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	11.490.000	0	0	0	0	11.490.000
401	07	26	00	Dotación de uniformes a obreros	35.952.379	0	0	0	0	35.952.379
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	7.181.123	0	0	0	0	7.181.123
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	5.069.000	0	0	0	0	5.069.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	20.519.655	0	0	0	0	20.519.655
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	29.433	0	0	0	0	29.433
401	07	76	00	Ayudas por matrimonio al personal contratado	31.440	0	0	0	0	31.440
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	32.015	0	0	0	0	32.015
401	07	78	00	Ayudas por defunción al personal contratado	30.267	0	0	0	0	30.267
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	1.651.270	0	0	0	0	1.651.270
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	2.877.119	0	0	0	0	2.877.119
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	132.364.235	0	0	0	0	132.364.235
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	68.424.142	0	0	0	0	68.424.142
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	8.682.000	0	0	0	0	8.682.000
401	07	96	00	Otras subvenciones a empleados	2.587.200	0	0	0	0	2.587.200
401	07	97	00	Otras subvenciones a obreros	495.200	0	0	0	0	495.200
401	08	00	00	Prestaciones sociales e indemnizaciones	800.212.167	0	0	0	0	800.212.167
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	730.381.972	0	0	0	0	730.381.972
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	52.632.596	0	0	0	0	52.632.596
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	9.968.361	0	0	0	0	9.968.361
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas	7.229.238	0	0	0	0	7.229.238

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				funcionarias del poder público y de elección popular						
401	95	00	00	Otros gastos del personal de alto nivel y de dirección	28.755.734	0	0	0	0	28.755.734
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	28.755.734	0	0	0	0	28.755.734
401	96	00	00	Otros gastos del personal empleado	15.001.990	0	0	0	0	15.001.990
401	96	01	00	Otros gastos del personal empleado	15.001.990	0	0	0	0	15.001.990
401	97	00	00	Otros gastos del personal obrero	461.647	0	0	0	0	461.647
401	97	01	00	Otros gastos del personal obrero	461.647	0	0	0	0	461.647
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.111.139.054**	**0**	**0**	**0**	**0**	**1.111.139.054**
402	01	00	00	Productos alimenticios y agropecuarios	240.215.674	0	0	0	0	240.215.674
402	01	01	00	Alimentos y bebidas para personas	239.012.190	0	0	0	0	239.012.190
402	01	02	00	Alimentos para animales	17.846	0	0	0	0	17.846
402	01	03	00	Productos agrícolas y pecuarios	1.185.638	0	0	0	0	1.185.638
402	02	00	00	Productos de minas, canteras y yacimientos	46.045	0	0	0	0	46.045
402	02	05	00	Piedra, arcilla, arena y tierra	46.045	0	0	0	0	46.045
402	03	00	00	Textiles y vestuarios	33.581.635	0	0	0	0	33.581.635
402	03	01	00	Textiles	7.853.294	0	0	0	0	7.853.294
402	03	02	00	Prendas de vestir	25.471.583	0	0	0	0	25.471.583
402	03	03	00	Calzados	222.758	0	0	0	0	222.758
402	03	99	00	Otros productos textiles y vestuarios	34.000	0	0	0	0	34.000
402	04	00	00	Productos de cuero y caucho	10.144.990	0	0	0	0	10.144.990
402	04	02	00	Productos de cuero y sucedáneos del cuero	90.666	0	0	0	0	90.666
402	04	03	00	Cauchos y tripas para vehículos	10.054.324	0	0	0	0	10.054.324
402	05	00	00	Productos de papel, cartón e impresos	173.367.162	0	0	0	0	173.367.162
402	05	01	00	Pulpa de madera, papel y cartón	34.760.463	0	0	0	0	34.760.463
402	05	02	00	Envases y cajas de papel y cartón	1.637.012	0	0	0	0	1.637.012
402	05	03	00	Productos de papel y cartón para oficina	118.524.457	0	0	0	0	118.524.457
402	05	04	00	Libros, revistas y periódicos	4.207.640	0	0	0	0	4.207.640
402	05	06	00	Productos de papel y cartón para computación	5.899.389	0	0	0	0	5.899.389
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	8.338.201	0	0	0	0	8.338.201
402	06	00	00	Productos químicos y derivados	60.241.479	0	0	0	0	60.241.479
402	06	01	00	Sustancias químicas y de uso industrial	709.984	0	0	0	0	709.984

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	02	00	Abonos, plaguicidas y otros	700.258	0	0	0	0	700.258
402	06	03	00	Tintas, pinturas y colorantes	23.174.196	0	0	0	0	23.174.196
402	06	04	00	Productos farmacéuticos y medicamentos	4.158.052	0	0	0	0	4.158.052
402	06	05	00	Productos de tocador	528.870	0	0	0	0	528.870
402	06	06	00	Combustibles y lubricantes	8.691.815	0	0	0	0	8.691.815
402	06	07	00	Productos diversos derivados del petróleo y del carbón	448.408	0	0	0	0	448.408
402	06	08	00	Productos plásticos	21.699.766	0	0	0	0	21.699.766
402	06	99	00	Otros productos de la industria química y conexos	130.130	0	0	0	0	130.130
402	07	00	00	Productos minerales no metálicos	895.692	0	0	0	0	895.692
402	07	01	00	Productos de barro, loza y porcelana	7.571	0	0	0	0	7.571
402	07	02	00	Vidrios y productos de vidrio	212.868	0	0	0	0	212.868
402	07	03	00	Productos de arcilla para construcción	215.426	0	0	0	0	215.426
402	07	04	00	Cemento, cal y yeso	459.827	0	0	0	0	459.827
402	08	00	00	Productos metálicos	302.903.334	0	0	0	0	302.903.334
402	08	01	00	Productos primarios de hierro y acero	305.842	0	0	0	0	305.842
402	08	02	00	Productos de metales no ferrosos	525.695	0	0	0	0	525.695
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.319.702	0	0	0	0	10.319.702
402	08	04	00	Productos metálicos estructurales	97.779	0	0	0	0	97.779
402	08	05	00	Materiales de orden público, seguridad y defensa	559.180	0	0	0	0	559.180
402	08	07	00	Material de señalamiento	2.506.962	0	0	0	0	2.506.962
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.332.838	0	0	0	0	4.332.838
402	08	10	00	Repuestos y accesorios para otros equipos	283.500.056	0	0	0	0	283.500.056
402	08	99	00	Otros productos metálicos	755.280	0	0	0	0	755.280
402	09	00	00	Productos de madera	2.758.903	0	0	0	0	2.758.903
402	09	01	00	Productos primarios de madera	1.542.830	0	0	0	0	1.542.830
402	09	02	00	Muebles y accesorios de madera para edificaciones	1.216.073	0	0	0	0	1.216.073
402	10	00	00	Productos varios y útiles diversos	286.147.480	0	0	0	0	286.147.480
402	10	01	00	Artículos de deporte, recreación y juguetes	3.587.255	0	0	0	0	3.587.255
402	10	02	00	Materiales y útiles de limpieza y aseo	22.441.513	0	0	0	0	22.441.513
402	10	03	00	Utensilios de cocina y comedor	4.853.809	0	0	0	0	4.853.809
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.929.455	0	0	0	0	4.929.455

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	25.838.328	0	0	0	0	25.838.328
402	10	06	00	Condecoraciones, ofrendas y similares	10.985.055	0	0	0	0	10.985.055
402	10	07	00	Productos de seguridad en el trabajo	4.748.028	0	0	0	0	4.748.028
402	10	08	00	Materiales para equipos de computación	119.546.132	0	0	0	0	119.546.132
402	10	11	00	Materiales eléctricos	53.924.325	0	0	0	0	53.924.325
402	10	12	00	Materiales para instalaciones sanitarias	13.048.786	0	0	0	0	13.048.786
402	10	13	00	Materiales fotográficos	2.095.453	0	0	0	0	2.095.453
402	10	99	00	Otros productos y útiles diversos	20.149.341	0	0	0	0	20.149.341
402	99	00	00	Otros materiales y suministros	836.660	0	0	0	0	836.660
402	99	01	00	Otros materiales y suministros	836.660	0	0	0	0	836.660
403	**00**	**00**	**00**	**Servicios no personales**	**2.094.716.573**	**0**	**0**	**0**	**0**	**2.094.716.573**
403	01	00	00	Alquileres de inmuebles	46.473.896	0	0	0	0	46.473.896
403	01	01	00	Alquileres de edificios y locales	46.365.736	0	0	0	0	46.365.736
403	01	02	00	Alquileres de instalaciones culturales y recreativas	108.160	0	0	0	0	108.160
403	02	00	00	Alquileres de maquinaria y equipos	8.790.688	0	0	0	0	8.790.688
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	206.386	0	0	0	0	206.386
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.762.561	0	0	0	0	2.762.561
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	3.349.194	0	0	0	0	3.349.194
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	5.443	0	0	0	0	5.443
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	2.367.408	0	0	0	0	2.367.408
403	02	99	00	Alquileres de otras maquinaria y equipos	99.696	0	0	0	0	99.696
403	04	00	00	Servicios básicos	108.609.437	0	0	0	0	108.609.437
403	04	01	00	Electricidad	18.784.000	0	0	0	0	18.784.000
403	04	03	00	Agua	12.276.000	0	0	0	0	12.276.000
403	04	04	00	Teléfonos	22.435.200	0	0	0	0	22.435.200
403	04	04	01	Servicios de telefonía prestados por organismos públicos	18.344.000	0	0	0	0	18.344.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	4.091.200	0	0	0	0	4.091.200
403	04	05	00	Servicio de comunicaciones	20.583.375	0	0	0	0	20.583.375
403	04	06	00	Servicio de aseo urbano y domiciliario	3.583.030	0	0	0	0	3.583.030
403	04	07	00	Servicio de condominio	30.947.832	0	0	0	0	30.947.832
403	06	00	00	Servicios de transporte y almacenaje	22.055.797	0	0	0	0	22.055.797

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	01	00	Fletes y embalajes	559.568	0	0	0	0	559.568
403	06	03	00	Estacionamiento	1.144.930	0	0	0	0	1.144.930
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	20.351.299	0	0	0	0	20.351.299
403	07	00	00	Servicios de información, impresión y relaciones públicas	162.869.954	0	0	0	0	162.869.954
403	07	01	00	Publicidad y propaganda	88.307.310	0	0	0	0	88.307.310
403	07	02	00	Imprenta y reproducción	27.681.071	0	0	0	0	27.681.071
403	07	03	00	Relaciones sociales	41.733.261	0	0	0	0	41.733.261
403	07	04	00	Avisos	5.148.312	0	0	0	0	5.148.312
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	43.170.618	0	0	0	0	43.170.618
403	08	01	00	Primas y gastos de seguros	42.529.872	0	0	0	0	42.529.872
403	08	02	00	Comisiones y gastos bancarios	640.746	0	0	0	0	640.746
403	09	00	00	Viáticos y pasajes	79.315.670	0	0	0	0	79.315.670
403	09	01	00	Viáticos y pasajes dentro del país	67.271.054	0	0	0	0	67.271.054
403	09	02	00	Viáticos y pasajes fuera del país	12.044.616	0	0	0	0	12.044.616
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	437.458.450	0	0	0	0	437.458.450
403	10	03	00	Servicios de procesamiento de datos	42.019.094	0	0	0	0	42.019.094
403	10	04	00	Servicios de ingeniería y arquitectónicos	9.293.066	0	0	0	0	9.293.066
403	10	07	00	Servicios de capacitación y adiestramiento	29.686.290	0	0	0	0	29.686.290
403	10	09	00	Servicios de lavandería y tintorería	439.571	0	0	0	0	439.571
403	10	11	00	Servicios para la elaboración y suministro de comida	302.528.630	0	0	0	0	302.528.630
403	10	99	00	Otros servicios profesionales y técnicos	53.491.799	0	0	0	0	53.491.799
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	116.567.662	0	0	0	0	116.567.662
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	51.660.194	0	0	0	0	51.660.194
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	996.707	0	0	0	0	996.707
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	463.830	0	0	0	0	463.830
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	219.963	0	0	0	0	219.963
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	52.198.688	0	0	0	0	52.198.688
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	11.028.280	0	0	0	0	11.028.280
403	12	00	00	Conservación y reparaciones menores de obras	187.490.783	0	0	0	0	187.490.783
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	187.489.388	0	0	0	0	187.489.388

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	1.395	0	0	0	0	1.395
403	15	00	00	Servicios fiscales	392.520	0	0	0	0	392.520
403	15	02	00	Tasas y otros derechos obligatorios	392.520	0	0	0	0	392.520
403	16	00	00	Servicios de diversión, esparcimiento y culturales	295.917.198	0	0	0	0	295.917.198
403	16	01	00	Servicios de diversión, esparcimiento y culturales	295.917.198	0	0	0	0	295.917.198
403	18	00	00	Impuestos indirectos	575.154.805	0	0	0	0	575.154.805
403	18	01	00	Impuesto al valor agregado	575.154.805	0	0	0	0	575.154.805
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	7.472.982	0	0	0	0	7.472.982
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	7.472.982	0	0	0	0	7.472.982
403	99	00	00	Otros servicios no personales	2.976.113	0	0	0	0	2.976.113
403	99	01	00	Otros servicios no personales	2.976.113	0	0	0	0	2.976.113
404	**00**	**00**	**00**	**Activos reales**	**1.435.203.367**	**0**	**0**	**0**	**0**	**1.435.203.367**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	146.498.455	0	0	0	0	146.498.455
404	01	01	00	Repuestos mayores	45.762.029	0	0	0	0	45.762.029
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	2.400.000	0	0	0	0	2.400.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	16.530.875	0	0	0	0	16.530.875
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	128.497	0	0	0	0	128.497
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	26.702.657	0	0	0	0	26.702.657
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	100.736.426	0	0	0	0	100.736.426
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	100.736.426	0	0	0	0	100.736.426
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	649.258.681	0	0	0	0	649.258.681
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	649.258.681	0	0	0	0	649.258.681
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	163.041.638	0	0	0	0	163.041.638
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	818.407	0	0	0	0	818.407
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	167.968	0	0	0	0	167.968
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	152.565.606	0	0	0	0	152.565.606
404	03	05	00	Maquinaria y equipos industriales y de taller	1.738.145	0	0	0	0	1.738.145
404	03	06	00	Maquinaria y equipos de energía	7.590.381	0	0	0	0	7.590.381
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	161.131	0	0	0	0	161.131
404	04	00	00	Equipos de transporte, tracción y elevación	38.632.377	0	0	0	0	38.632.377

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	04	01	00	Vehículos automotores terrestres	37.230.245	0	0	0	0	37.230.245
404	04	05	00	Vehículos de tracción no motorizados	751.876	0	0	0	0	751.876
404	04	06	00	Equipos auxiliares de transporte	650.256	0	0	0	0	650.256
404	05	00	00	Equipos de comunicaciones y de señalamiento	31.963.667	0	0	0	0	31.963.667
404	05	01	00	Equipos de telecomunicaciones	31.963.667	0	0	0	0	31.963.667
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	5.031.900	0	0	0	0	5.031.900
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	4.955.400	0	0	0	0	4.955.400
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	76.500	0	0	0	0	76.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	9.709.661	0	0	0	0	9.709.661
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.933.096	0	0	0	0	2.933.096
404	07	03	00	Obras de arte	349.538	0	0	0	0	349.538
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	1.122.131	0	0	0	0	1.122.131
404	07	06	00	Instrumentos musicales y equipos de audio	4.384.996	0	0	0	0	4.384.996
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	919.900	0	0	0	0	919.900
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	9.910.219	0	0	0	0	9.910.219
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	9.910.219	0	0	0	0	9.910.219
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	374.935.081	0	0	0	0	374.935.081
404	09	01	00	Mobiliario y equipos de oficina	111.702.301	0	0	0	0	111.702.301
404	09	02	00	Equipos de computación	242.833.241	0	0	0	0	242.833.241
404	09	03	00	Mobiliario y equipos de alojamiento	16.419.453	0	0	0	0	16.419.453
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.980.086	0	0	0	0	3.980.086
404	12	00	00	Activos intangibles	6.221.688	0	0	0	0	6.221.688
404	12	04	00	Paquetes y programas de computación	6.221.688	0	0	0	0	6.221.688
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.458.834.763**	**0**	**0**	**0**	**0**	**2.458.834.763**
407	01	00	00	Transferencias y donaciones corrientes internas	2.458.819.763	0	0	0	0	2.458.819.763
407	01	01	00	Transferencias corrientes internas al sector privado	2.301.304.865	0	0	0	0	2.301.304.865
407	01	01	01	Pensiones del personal empleado, obrero y militar	178.615.477	0	0	0	0	178.615.477
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	1.036.492.338	0	0	0	0	1.036.492.338
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	63.291.522	0	0	0	0	63.291.522
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	7.174.076	0	0	0	0	7.174.076
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	26.741.757	0	0	0	0	26.741.757

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	21.651.000	0	0	0	0	21.651.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	381.695.017	0	0	0	0	381.695.017
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	154.752.644	0	0	0	0	154.752.644
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	332.268.914	0	0	0	0	332.268.914
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	98.622.120	0	0	0	0	98.622.120
407	01	02	00	Donaciones corrientes internas al sector privado	27.523.348	0	0	0	0	27.523.348
407	01	02	01	Donaciones corrientes a personas	27.523.348	0	0	0	0	27.523.348
407	01	03	00	Transferencias corrientes internas al sector público	20.900.000	0	0	0	0	20.900.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	20.900.000	0	0	0	0	20.900.000
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	12.204.581	0	0	0	0	12.204.581
407	01	05	01	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular	8.136.387	0	0	0	0	8.136.387
407	01	05	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	4.068.194	0	0	0	0	4.068.194
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	96.886.969	0	0	0	0	96.886.969
407	01	06	01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular	30.058.522	0	0	0	0	30.058.522
407	01	06	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	62.319.663	0	0	0	0	62.319.663
407	01	06	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	4.508.784	0	0	0	0	4.508.784
407	02	00	00	Transferencias y donaciones corrientes al exterior	15.000	0	0	0	0	15.000
407	02	02	00	Donaciones corrientes al exterior	15.000	0	0	0	0	15.000
407	02	02	01	Donaciones corrientes a personas	15.000	0	0	0	0	15.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**115.652.858**	**0**	**0**	**0**	**0**	**115.652.858**
411	11	00	00	Obligaciones de ejercicios anteriores	115.652.858	0	0	0	0	115.652.858
411	11	04	00	Compromisos pendientes de ejercicios anteriores	114.352.858	0	0	0	0	114.352.858
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	1.300.000	0	0	0	0	1.300.000
				Totales	**18.476.382.157**	**0**	**0**	**0**	**0**	**18.476.382.157**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129262 210066000 CREACIÓN, REACONDICIONAMIENTO, REDISTRIBUCIÓN Y REASIGNACIÓN DE LA INFRAESTRUCTURA DE LAS SEDES JUDICIALES Y ADMINISTRATIVAS

OBJETIVO DEL PROYECTO: REHABILITAR, REACONDICIONAR Y REASIGNAR ESPACIOS FÍSICOS PARA LA CREACIÓN DE NUEVOS TRIBUNALES Y MANTENIMIENTO DE LAS SEDES EXISTENTES EN EL ÁMBITO NACIONAL, CON LA FINALIDAD DE OPTIMIZAR EL SERVICIO.

UNIDAD DE MEDIDA: SEDE

META: 38

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**22.906.520**	**0**	**0**	**0**	**0**	**22.906.520**
402	03	00	00	Textiles y vestuarios	22.400	0	0	0	0	22.400
402	03	01	00	Textiles	22.400	0	0	0	0	22.400
402	04	00	00	Productos de cuero y caucho	2.200.320	0	0	0	0	2.200.320
402	04	03	00	Cauchos y tripas para vehículos	2.200.320	0	0	0	0	2.200.320
402	05	00	00	Productos de papel, cartón e impresos	132.624	0	0	0	0	132.624
402	05	03	00	Productos de papel y cartón para oficina	132.624	0	0	0	0	132.624
402	06	00	00	Productos químicos y derivados	4.715.106	0	0	0	0	4.715.106
402	06	03	00	Tintas, pinturas y colorantes	490.000	0	0	0	0	490.000
402	06	06	00	Combustibles y lubricantes	4.157.215	0	0	0	0	4.157.215
402	06	99	00	Otros productos de la industria química y conexos	67.891	0	0	0	0	67.891
402	08	00	00	Productos metálicos	784.596	0	0	0	0	784.596
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	237.996	0	0	0	0	237.996
402	08	07	00	Material de señalamiento	273.000	0	0	0	0	273.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	273.600	0	0	0	0	273.600
402	10	00	00	Productos varios y útiles diversos	15.051.474	0	0	0	0	15.051.474
402	10	02	00	Materiales y útiles de limpieza y aseo	67.200	0	0	0	0	67.200
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	83.520	0	0	0	0	83.520
402	10	07	00	Productos de seguridad en el trabajo	163.073	0	0	0	0	163.073
402	10	08	00	Materiales para equipos de computación	199.958	0	0	0	0	199.958
402	10	11	00	Materiales eléctricos	7.343.184	0	0	0	0	7.343.184
402	10	12	00	Materiales para instalaciones sanitarias	7.163.339	0	0	0	0	7.163.339
402	10	99	00	Otros productos y útiles diversos	31.200	0	0	0	0	31.200
403	**00**	**00**	**00**	**Servicios no personales**	**257.330.795**	**0**	**0**	**0**	**0**	**257.330.795**
403	09	00	00	Viáticos y pasajes	4.201.131	0	0	0	0	4.201.131
403	09	01	00	Viáticos y pasajes dentro del país	4.201.131	0	0	0	0	4.201.131
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	10.048.322	0	0	0	0	10.048.322
403	10	99	00	Otros servicios profesionales y técnicos	10.048.322	0	0	0	0	10.048.322
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	56.550.971	0	0	0	0	56.550.971
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	26.052.506	0	0	0	0	26.052.506

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129262 210066000 CREACIÓN, REACONDICIONAMIENTO, REDISTRIBUCIÓN Y REASIGNACIÓN DE LA INFRAESTRUCTURA DE LAS SEDES JUDICIALES Y ADMINISTRATIVAS

OBJETIVO DEL PROYECTO: REHABILITAR, REACONDICIONAR Y REASIGNAR ESPACIOS FÍSICOS PARA LA CREACIÓN DE NUEVOS TRIBUNALES Y MANTENIMIENTO DE LAS SEDES EXISTENTES EN EL ÁMBITO NACIONAL, CON LA FINALIDAD DE OPTIMIZAR EL SERVICIO.

UNIDAD DE MEDIDA: SEDE

META: 38

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	29.247.870	0	0	0	0	29.247.870
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.250.595	0	0	0	0	1.250.595
403	12	00	00	Conservación y reparaciones menores de obras	95.800.144	0	0	0	0	95.800.144
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	95.800.144	0	0	0	0	95.800.144
403	18	00	00	Impuestos indirectos	89.370.867	0	0	0	0	89.370.867
403	18	01	00	Impuesto al valor agregado	89.370.867	0	0	0	0	89.370.867
403	99	00	00	Otros servicios no personales	1.359.360	0	0	0	0	1.359.360
403	99	01	00	Otros servicios no personales	1.359.360	0	0	0	0	1.359.360
404	**00**	**00**	**00**	**Activos reales**	**558.091.911**	**0**	**0**	**0**	**0**	**558.091.911**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	36.239.775	0	0	0	0	36.239.775
404	01	01	00	Repuestos mayores	36.239.775	0	0	0	0	36.239.775
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	15.431.871	0	0	0	0	15.431.871
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	20.807.904	0	0	0	0	20.807.904
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	520.692.536	0	0	0	0	520.692.536
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	520.692.536	0	0	0	0	520.692.536
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.159.600	0	0	0	0	1.159.600
404	09	03	00	Mobiliario y equipos de alojamiento	1.159.600	0	0	0	0	1.159.600
				Totales	**838.329.226**	**0**	**0**	**0**	**0**	**838.329.226**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129262 210066000 CREACIÓN, REACONDICIONAMIENTO, REDISTRIBUCIÓN Y REASIGNACIÓN DE LA INFRAESTRUCTURA DE LAS SEDES JUDICIALES Y ADMINISTRATIVAS

OBJETIVO DEL PROYECTO: REHABILITAR, REACONDICIONAR Y REASIGNAR ESPACIOS FÍSICOS PARA LA CREACIÓN DE NUEVOS TRIBUNALES Y MANTENIMIENTO DE LAS SEDES EXISTENTES EN EL ÁMBITO NACIONAL, CON LA FINALIDAD DE OPTIMIZAR EL SERVICIO.

UNIDAD DE MEDIDA: SEDE

META: 38

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129262 210066000 CREACIÓN, REACONDICIONAMIENTO, REDISTRIBUCIÓN Y REASIGNACIÓN DE LA INFRAESTRUCTURA DE LAS SEDES JUDICIALES Y ADMINISTRATIVAS

OBJETIVO DEL PROYECTO: REHABILITAR, REACONDICIONAR Y REASIGNAR ESPACIOS FÍSICOS PARA LA CREACIÓN DE NUEVOS TRIBUNALES Y MANTENIMIENTO DE LAS SEDES EXISTENTES EN EL ÁMBITO NACIONAL, CON LA FINALIDAD DE OPTIMIZAR EL SERVICIO.

UNIDAD DE MEDIDA: SEDE **META:** 38

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210066001 ACONDICIONAR ESPACIOS FISICOS PARA LA CREACIÓN DE SEDES JUDICIALES EN EL ÁMBITO NACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 53

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFRAESTRUCTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**66.474.625**	**0**	**0**	**0**	**0**	**66.474.625**
403	18	00	00	Impuestos indirectos	66.474.625	0	0	0	0	66.474.625
403	18	01	00	Impuesto al valor agregado	66.474.625	0	0	0	0	66.474.625
404	**00**	**00**	**00**	**Activos reales**	**553.955.207**	**0**	**0**	**0**	**0**	**553.955.207**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	33.262.671	0	0	0	0	33.262.671
404	01	01	00	Repuestos mayores	33.262.671	0	0	0	0	33.262.671
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	15.431.871	0	0	0	0	15.431.871
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	17.830.800	0	0	0	0	17.830.800
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	520.692.536	0	0	0	0	520.692.536
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	520.692.536	0	0	0	0	520.692.536
				Totales	**620.429.832**	**0**	**0**	**0**	**0**	**620.429.832**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129262 210066000 CREACIÓN, REACONDICIONAMIENTO, REDISTRIBUCIÓN Y REASIGNACIÓN DE LA INFRAESTRUCTURA DE LAS SEDES JUDICIALES Y ADMINISTRATIVAS

OBJETIVO DEL PROYECTO: REHABILITAR, REACONDICIONAR Y REASIGNAR ESPACIOS FÍSICOS PARA LA CREACIÓN DE NUEVOS TRIBUNALES Y MANTENIMIENTO DE LAS SEDES EXISTENTES EN EL ÁMBITO NACIONAL, CON LA FINALIDAD DE OPTIMIZAR EL SERVICIO.

UNIDAD DE MEDIDA: SEDE **META:** 38

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210066002 MANTENIMIENTO DE LAS INSTALACIONES DEL EDIFICIO SEDE DE LA DEM Y DEMÁS DEPENDENCIAS JUDICIALES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: INFOPUNTO **META:** 2.390

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFRAESTRUCTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**22.906.520**	**0**	**0**	**0**	**0**	**22.906.520**
402	03	00	00	Textiles y vestuarios	22.400	0	0	0	0	22.400
402	03	01	00	Textiles	22.400	0	0	0	0	22.400
402	04	00	00	Productos de cuero y caucho	2.200.320	0	0	0	0	2.200.320
402	04	03	00	Cauchos y tripas para vehículos	2.200.320	0	0	0	0	2.200.320
402	05	00	00	Productos de papel, cartón e impresos	132.624	0	0	0	0	132.624
402	05	03	00	Productos de papel y cartón para oficina	132.624	0	0	0	0	132.624
402	06	00	00	Productos químicos y derivados	4.715.106	0	0	0	0	4.715.106
402	06	03	00	Tintas, pinturas y colorantes	490.000	0	0	0	0	490.000
402	06	06	00	Combustibles y lubricantes	4.157.215	0	0	0	0	4.157.215
402	06	99	00	Otros productos de la industria química y conexos	67.891	0	0	0	0	67.891
402	08	00	00	Productos metálicos	784.596	0	0	0	0	784.596
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	237.996	0	0	0	0	237.996
402	08	07	00	Material de señalamiento	273.000	0	0	0	0	273.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	273.600	0	0	0	0	273.600
402	10	00	00	Productos varios y útiles diversos	15.051.474	0	0	0	0	15.051.474
402	10	02	00	Materiales y útiles de limpieza y aseo	67.200	0	0	0	0	67.200
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	83.520	0	0	0	0	83.520
402	10	07	00	Productos de seguridad en el trabajo	163.073	0	0	0	0	163.073
402	10	08	00	Materiales para equipos de computación	199.958	0	0	0	0	199.958
402	10	11	00	Materiales eléctricos	7.343.184	0	0	0	0	7.343.184
402	10	12	00	Materiales para instalaciones sanitarias	7.163.339	0	0	0	0	7.163.339
402	10	99	00	Otros productos y útiles diversos	31.200	0	0	0	0	31.200
403	**00**	**00**	**00**	**Servicios no personales**	**190.856.170**	**0**	**0**	**0**	**0**	**190.856.170**
403	09	00	00	Viáticos y pasajes	4.201.131	0	0	0	0	4.201.131

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129262 210066000 CREACIÓN, REACONDICIONAMIENTO, REDISTRIBUCIÓN Y REASIGNACIÓN DE LA INFRAESTRUCTURA DE LAS SEDES JUDICIALES Y ADMINISTRATIVAS

OBJETIVO DEL PROYECTO: REHABILITAR, REACONDICIONAR Y REASIGNAR ESPACIOS FÍSICOS PARA LA CREACIÓN DE NUEVOS TRIBUNALES Y MANTENIMIENTO DE LAS SEDES EXISTENTES EN EL ÁMBITO NACIONAL, CON LA FINALIDAD DE OPTIMIZAR EL SERVICIO.

UNIDAD DE MEDIDA: SEDE **META:** 38

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210066002 MANTENIMIENTO DE LAS INSTALACIONES DEL EDIFICIO SEDE DE LA DEM Y DEMÁS DEPENDENCIAS JUDICIALES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: INFOPUNTO **META:** 2.390

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFRAESTRUCTURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	4.201.131	0	0	0	0	4.201.131
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	10.048.322	0	0	0	0	10.048.322
403	10	99	00	Otros servicios profesionales y técnicos	10.048.322	0	0	0	0	10.048.322
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	56.550.971	0	0	0	0	56.550.971
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	26.052.506	0	0	0	0	26.052.506
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	29.247.870	0	0	0	0	29.247.870
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.250.595	0	0	0	0	1.250.595
403	12	00	00	Conservación y reparaciones menores de obras	95.800.144	0	0	0	0	95.800.144
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	95.800.144	0	0	0	0	95.800.144
403	18	00	00	Impuestos indirectos	22.896.242	0	0	0	0	22.896.242
403	18	01	00	Impuesto al valor agregado	22.896.242	0	0	0	0	22.896.242
403	99	00	00	Otros servicios no personales	1.359.360	0	0	0	0	1.359.360
403	99	01	00	Otros servicios no personales	1.359.360	0	0	0	0	1.359.360
404	**00**	**00**	**00**	**Activos reales**	**4.136.704**	**0**	**0**	**0**	**0**	**4.136.704**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	2.977.104	0	0	0	0	2.977.104
404	01	01	00	Repuestos mayores	2.977.104	0	0	0	0	2.977.104
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	2.977.104	0	0	0	0	2.977.104
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.159.600	0	0	0	0	1.159.600
404	09	03	00	Mobiliario y equipos de alojamiento	1.159.600	0	0	0	0	1.159.600
				Totales	**217.899.394**	**0**	**0**	**0**	**0**	**217.899.394**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129269 210067000 FORTALECER LA GESTIÓN ESTRATÉGICA COMUNICACIONAL DEL PODER JUDICIAL Y LA RELACIÓN CON SU ENTORNO SOCIAL-COMUNITARIO

OBJETIVO DEL PROYECTO: DESARROLLO DE LA PLATAFORMA COMUNICACIONAL PARA LA EJECUCIÓN DE LA CAMPAÑA PUNTO Y CÍRCULO

UNIDAD DE MEDIDA: EVENTO **META:** 15.481

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.298.739**	**0**	**0**	**0**	**0**	**2.298.739**
402	01	00	00	Productos alimenticios y agropecuarios	970.112	0	0	0	0	970.112
402	01	01	00	Alimentos y bebidas para personas	970.112	0	0	0	0	970.112
402	03	00	00	Textiles y vestuarios	99.200	0	0	0	0	99.200
402	03	01	00	Textiles	32.000	0	0	0	0	32.000
402	03	02	00	Prendas de vestir	40.992	0	0	0	0	40.992
402	03	03	00	Calzados	26.208	0	0	0	0	26.208
402	05	00	00	Productos de papel, cartón e impresos	66.416	0	0	0	0	66.416
402	05	01	00	Pulpa de madera, papel y cartón	9.144	0	0	0	0	9.144
402	05	02	00	Envases y cajas de papel y cartón	1.997	0	0	0	0	1.997
402	05	03	00	Productos de papel y cartón para oficina	8.171	0	0	0	0	8.171
402	05	04	00	Libros, revistas y periódicos	37.120	0	0	0	0	37.120
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	9.984	0	0	0	0	9.984
402	06	00	00	Productos químicos y derivados	61.040	0	0	0	0	61.040
402	06	04	00	Productos farmacéuticos y medicamentos	3.570	0	0	0	0	3.570
402	06	08	00	Productos plásticos	57.470	0	0	0	0	57.470
402	08	00	00	Productos metálicos	14.560	0	0	0	0	14.560
402	08	07	00	Material de señalamiento	14.560	0	0	0	0	14.560
402	10	00	00	Productos varios y útiles diversos	778.365	0	0	0	0	778.365
402	10	03	00	Utensilios de cocina y comedor	2.912	0	0	0	0	2.912
402	10	06	00	Condecoraciones, ofrendas y similares	12.448	0	0	0	0	12.448
402	10	08	00	Materiales para equipos de computación	754.269	0	0	0	0	754.269
402	10	11	00	Materiales eléctricos	8.736	0	0	0	0	8.736
402	99	00	00	Otros materiales y suministros	309.046	0	0	0	0	309.046
402	99	01	00	Otros materiales y suministros	309.046	0	0	0	0	309.046
403	**00**	**00**	**00**	**Servicios no personales**	**8.811.200**	**0**	**0**	**0**	**0**	**8.811.200**
403	06	00	00	Servicios de transporte y almacenaje	448	0	0	0	0	448
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	448	0	0	0	0	448
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.335.794	0	0	0	0	6.335.794
403	07	01	00	Publicidad y propaganda	231.882	0	0	0	0	231.882

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129269 210067000 FORTALECER LA GESTIÓN ESTRATÉGICA COMUNICACIONAL DEL PODER JUDICIAL Y LA RELACIÓN CON SU ENTORNO SOCIAL-COMUNITARIO

OBJETIVO DEL PROYECTO: DESARROLLO DE LA PLATAFORMA COMUNICACIONAL PARA LA EJECUCIÓN DE LA CAMPAÑA PUNTO Y CÍRCULO

UNIDAD DE MEDIDA: EVENTO **META:** 15.481

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	02	00	Imprenta y reproducción	3.836.514	0	0	0	0	3.836.514
403	07	03	00	Relaciones sociales	69.702	0	0	0	0	69.702
403	07	04	00	Avisos	2.197.696	0	0	0	0	2.197.696
403	09	00	00	Viáticos y pasajes	856.994	0	0	0	0	856.994
403	09	01	00	Viáticos y pasajes dentro del país	856.994	0	0	0	0	856.994
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	311.856	0	0	0	0	311.856
403	10	09	00	Servicios de lavandería y tintorería	11.760	0	0	0	0	11.760
403	10	99	00	Otros servicios profesionales y técnicos	300.096	0	0	0	0	300.096
403	18	00	00	Impuestos indirectos	1.171.308	0	0	0	0	1.171.308
403	18	01	00	Impuesto al valor agregado	1.171.308	0	0	0	0	1.171.308
403	99	00	00	Otros servicios no personales	134.800	0	0	0	0	134.800
403	99	01	00	Otros servicios no personales	134.800	0	0	0	0	134.800
404	**00**	**00**	**00**	**Activos reales**	**679.262**	**0**	**0**	**0**	**0**	**679.262**
404	05	00	00	Equipos de comunicaciones y de señalamiento	512.405	0	0	0	0	512.405
404	05	01	00	Equipos de telecomunicaciones	512.405	0	0	0	0	512.405
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	166.857	0	0	0	0	166.857
404	09	01	00	Mobiliario y equipos de oficina	85.737	0	0	0	0	85.737
404	09	02	00	Equipos de computación	81.120	0	0	0	0	81.120
				Totales	**11.789.201**	**0**	**0**	**0**	**0**	**11.789.201**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

21 - 20

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129269 210067000 FORTALECER LA GESTIÓN ESTRATÉGICA COMUNICACIONAL DEL PODER JUDICIAL Y LA RELACIÓN CON SU ENTORNO SOCIAL-COMUNITARIO

OBJETIVO DEL PROYECTO: DESARROLLO DE LA PLATAFORMA COMUNICACIONAL PARA LA EJECUCIÓN DE LA CAMPAÑA PUNTO Y CÍRCULO

UNIDAD DE MEDIDA: EVENTO

META: 15.481

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129269 210067000 FORTALECER LA GESTIÓN ESTRATÉGICA COMUNICACIONAL DEL PODER JUDICIAL Y LA RELACIÓN CON SU ENTORNO SOCIAL-COMUNITARIO

OBJETIVO DEL PROYECTO: DESARROLLO DE LA PLATAFORMA COMUNICACIONAL PARA LA EJECUCIÓN DE LA CAMPAÑA PUNTO Y CÍRCULO

UNIDAD DE MEDIDA: EVENTO **META:** 15.481

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210067001 IMPLEMENTACIÓN DE LA PLATAFORMA COMUNICACIONAL PARA LA CAMPAÑA PUNTO Y CÍRCULO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 121

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**292.781**	**0**	**0**	**0**	**0**	**292.781**
402	99	00	00	Otros materiales y suministros	292.781	0	0	0	0	292.781
402	99	01	00	Otros materiales y suministros	292.781	0	0	0	0	292.781
403	**00**	**00**	**00**	**Servicios no personales**	**869.544**	**0**	**0**	**0**	**0**	**869.544**
403	07	00	00	Servicios de información, impresión y relaciones públicas	269.642	0	0	0	0	269.642
403	07	01	00	Publicidad y propaganda	231.882	0	0	0	0	231.882
403	07	02	00	Imprenta y reproducción	5.760	0	0	0	0	5.760
403	07	03	00	Relaciones sociales	32.000	0	0	0	0	32.000
403	09	00	00	Viáticos y pasajes	140.520	0	0	0	0	140.520
403	09	01	00	Viáticos y pasajes dentro del país	140.520	0	0	0	0	140.520
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	300.096	0	0	0	0	300.096
403	10	99	00	Otros servicios profesionales y técnicos	300.096	0	0	0	0	300.096
403	18	00	00	Impuestos indirectos	159.286	0	0	0	0	159.286
403	18	01	00	Impuesto al valor agregado	159.286	0	0	0	0	159.286
404	**00**	**00**	**00**	**Activos reales**	**464.862**	**0**	**0**	**0**	**0**	**464.862**
404	05	00	00	Equipos de comunicaciones y de señalamiento	298.005	0	0	0	0	298.005
404	05	01	00	Equipos de telecomunicaciones	298.005	0	0	0	0	298.005
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	166.857	0	0	0	0	166.857
404	09	01	00	Mobiliario y equipos de oficina	85.737	0	0	0	0	85.737
404	09	02	00	Equipos de computación	81.120	0	0	0	0	81.120
				Totales	**1.627.187**	**0**	**0**	**0**	**0**	**1.627.187**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129269 210067000 FORTALECER LA GESTIÓN ESTRATÉGICA COMUNICACIONAL DEL PODER JUDICIAL Y LA RELACIÓN CON SU ENTORNO SOCIAL-COMUNITARIO

OBJETIVO DEL PROYECTO: DESARROLLO DE LA PLATAFORMA COMUNICACIONAL PARA LA EJECUCIÓN DE LA CAMPAÑA PUNTO Y CÍRCULO

UNIDAD DE MEDIDA: EVENTO **META:** 15.481

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210067002 CONSOLIDAR LA POLITICA COMUNICACIONAL Y RELACIONES INSTITUCIONALES DEL PODER JUDICIAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 15.360

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.005.958**	**0**	**0**	**0**	**0**	**2.005.958**
402	01	00	00	Productos alimenticios y agropecuarios	970.112	0	0	0	0	970.112
402	01	01	00	Alimentos y bebidas para personas	970.112	0	0	0	0	970.112
402	03	00	00	Textiles y vestuarios	99.200	0	0	0	0	99.200
402	03	01	00	Textiles	32.000	0	0	0	0	32.000
402	03	02	00	Prendas de vestir	40.992	0	0	0	0	40.992
402	03	03	00	Calzados	26.208	0	0	0	0	26.208
402	05	00	00	Productos de papel, cartón e impresos	66.416	0	0	0	0	66.416
402	05	01	00	Pulpa de madera, papel y cartón	9.144	0	0	0	0	9.144
402	05	02	00	Envases y cajas de papel y cartón	1.997	0	0	0	0	1.997
402	05	03	00	Productos de papel y cartón para oficina	8.171	0	0	0	0	8.171
402	05	04	00	Libros, revistas y periódicos	37.120	0	0	0	0	37.120
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	9.984	0	0	0	0	9.984
402	06	00	00	Productos químicos y derivados	61.040	0	0	0	0	61.040
402	06	04	00	Productos farmacéuticos y medicamentos	3.570	0	0	0	0	3.570
402	06	08	00	Productos plásticos	57.470	0	0	0	0	57.470
402	08	00	00	Productos metálicos	14.560	0	0	0	0	14.560
402	08	07	00	Material de señalamiento	14.560	0	0	0	0	14.560
402	10	00	00	Productos varios y útiles diversos	778.365	0	0	0	0	778.365
402	10	03	00	Utensilios de cocina y comedor	2.912	0	0	0	0	2.912
402	10	06	00	Condecoraciones, ofrendas y similares	12.448	0	0	0	0	12.448
402	10	08	00	Materiales para equipos de computación	754.269	0	0	0	0	754.269
402	10	11	00	Materiales eléctricos	8.736	0	0	0	0	8.736
402	99	00	00	Otros materiales y suministros	16.265	0	0	0	0	16.265
402	99	01	00	Otros materiales y suministros	16.265	0	0	0	0	16.265

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129269 210067000 FORTALECER LA GESTIÓN ESTRATÉGICA COMUNICACIONAL DEL PODER JUDICIAL Y LA RELACIÓN CON SU ENTORNO SOCIAL-COMUNITARIO

OBJETIVO DEL PROYECTO: DESARROLLO DE LA PLATAFORMA COMUNICACIONAL PARA LA EJECUCIÓN DE LA CAMPAÑA PUNTO Y CÍRCULO

UNIDAD DE MEDIDA: EVENTO **META:** 15.481

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210067002 CONSOLIDAR LA POLITICA COMUNICACIONAL Y RELACIONES INSTITUCIONALES DEL PODER JUDICIAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 15.360

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**7.941.656**	**0**	**0**	**0**	**0**	**7.941.656**
403	06	00	00	Servicios de transporte y almacenaje	448	0	0	0	0	448
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	448	0	0	0	0	448
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.066.152	0	0	0	0	6.066.152
403	07	02	00	Imprenta y reproducción	3.830.754	0	0	0	0	3.830.754
403	07	03	00	Relaciones sociales	37.702	0	0	0	0	37.702
403	07	04	00	Avisos	2.197.696	0	0	0	0	2.197.696
403	09	00	00	Viáticos y pasajes	716.474	0	0	0	0	716.474
403	09	01	00	Viáticos y pasajes dentro del país	716.474	0	0	0	0	716.474
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	11.760	0	0	0	0	11.760
403	10	09	00	Servicios de lavandería y tintorería	11.760	0	0	0	0	11.760
403	18	00	00	Impuestos indirectos	1.012.022	0	0	0	0	1.012.022
403	18	01	00	Impuesto al valor agregado	1.012.022	0	0	0	0	1.012.022
403	99	00	00	Otros servicios no personales	134.800	0	0	0	0	134.800
403	99	01	00	Otros servicios no personales	134.800	0	0	0	0	134.800
404	**00**	**00**	**00**	**Activos reales**	**214.400**	**0**	**0**	**0**	**0**	**214.400**
404	05	00	00	Equipos de comunicaciones y de señalamiento	214.400	0	0	0	0	214.400
404	05	01	00	Equipos de telecomunicaciones	214.400	0	0	0	0	214.400
				Totales	**10.162.014**	**0**	**0**	**0**	**0**	**10.162.014**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129300 210068000 CONSOLIDACIÓN DEL SISTEMA AUTOGESTIONADO DE SALUD DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: DISMINUIR EL COSTO QUE REPRESENTA PARA EL ORGANISMO, EL GASTO EJECUTADO POR CONCEPTO DE SERVICIOS DE SALUD Y ASISTENCIA EN CASO DE FALLECIMIENTO, BRINDADOS A LOS TRABAJADORES DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS JUDICIALES, ASÍ COMO A SUS FAMILIARES, A TRAVÉS DEL SISTEMA AUTOGESTIONADO DE SALUD

UNIDAD DE MEDIDA: TRÁMITE

META: 440.829

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**991.785.457**	**0**	**0**	**0**	**0**	**991.785.457**
401	07	00	00	Asistencia socio-económica	991.785.457	0	0	0	0	991.785.457
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	789.540.876	0	0	0	0	789.540.876
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	69.880.346	0	0	0	0	69.880.346
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	132.364.235	0	0	0	0	132.364.235
403	**00**	**00**	**00**	**Servicios no personales**	**1.300.410**	**0**	**0**	**0**	**0**	**1.300.410**
403	18	00	00	Impuestos indirectos	1.300.410	0	0	0	0	1.300.410
403	18	01	00	Impuesto al valor agregado	1.300.410	0	0	0	0	1.300.410
407	**00**	**00**	**00**	**Transferencias y donaciones**	**271.111.066**	**0**	**0**	**0**	**0**	**271.111.066**
407	01	00	00	Transferencias y donaciones corrientes internas	271.111.066	0	0	0	0	271.111.066
407	01	01	00	Transferencias corrientes internas al sector privado	271.111.066	0	0	0	0	271.111.066
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	18.627.512	0	0	0	0	18.627.512
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	252.483.554	0	0	0	0	252.483.554
				Totales	**1.264.196.933**	**0**	**0**	**0**	**0**	**1.264.196.933**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129300 210068000 CONSOLIDACIÓN DEL SISTEMA AUTOGESTIONADO DE SALUD DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: DISMINUIR EL COSTO QUE REPRESENTA PARA EL ORGANISMO, EL GASTO EJECUTADO POR CONCEPTO DE SERVICIOS DE SALUD Y ASISTENCIA EN CASO DE FALLECIMIENTO, BRINDADOS A LOS TRABAJADORES DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS JUDICIALES, ASÍ COMO A SUS FAMILIARES, A TRAVÉS DEL SISTEMA AUTOGESTIONADO DE SALUD

UNIDAD DE MEDIDA: TRÁMITE

META: 440.829

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129300 210068000 CONSOLIDACIÓN DEL SISTEMA AUTOGESTIONADO DE SALUD DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: DISMINUIR EL COSTO QUE REPRESENTA PARA EL ORGANISMO, EL GASTO EJECUTADO POR CONCEPTO DE SERVICIOS DE SALUD Y ASISTENCIA EN CASO DE FALLECIMIENTO, BRINDADOS A LOS TRABAJADORES DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS JUDICIALES, ASÍ COMO A SUS FAMILIARES, A TRAVÉS DEL SISTEMA AUTOGESTIONADO DE SALUD

UNIDAD DE MEDIDA: TRÁMITE **META:** 440.829

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210068001 REALIZAR LA ATENCIÓN PRIMARIA DE SALUD A LOS TRABAJADORES DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS JUDICIALES, ASÍ COMO A SU GRUPO FAMILIAR

UNIDAD DE MEDIDA: TRÁMITE **META:** 406.667

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**355.488.439**	**0**	**0**	**0**	**0**	**355.488.439**
401	07	00	00	Asistencia socio-económica	355.488.439	0	0	0	0	355.488.439
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	295.244.748	0	0	0	0	295.244.748
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	21.531.626	0	0	0	0	21.531.626
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	38.712.065	0	0	0	0	38.712.065
403	**00**	**00**	**00**	**Servicios no personales**	**411.836**	**0**	**0**	**0**	**0**	**411.836**
403	18	00	00	Impuestos indirectos	411.836	0	0	0	0	411.836
403	18	01	00	Impuesto al valor agregado	411.836	0	0	0	0	411.836
407	**00**	**00**	**00**	**Transferencias y donaciones**	**118.153.433**	**0**	**0**	**0**	**0**	**118.153.433**
407	01	00	00	Transferencias y donaciones corrientes internas	118.153.433	0	0	0	0	118.153.433
407	01	01	00	Transferencias corrientes internas al sector privado	118.153.433	0	0	0	0	118.153.433
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	8.269.967	0	0	0	0	8.269.967
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	109.883.466	0	0	0	0	109.883.466
				Totales	**474.053.708**	**0**	**0**	**0**	**0**	**474.053.708**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129300 210068000 CONSOLIDACIÓN DEL SISTEMA AUTOGESTIONADO DE SALUD DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: DISMINUIR EL COSTO QUE REPRESENTA PARA EL ORGANISMO, EL GASTO EJECUTADO POR CONCEPTO DE SERVICIOS DE SALUD Y ASISTENCIA EN CASO DE FALLECIMIENTO, BRINDADOS A LOS TRABAJADORES DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS JUDICIALES, ASÍ COMO A SUS FAMILIARES, A TRAVÉS DEL SISTEMA AUTOGESTIONADO DE SALUD

UNIDAD DE MEDIDA: TRÁMITE **META:** 440.829

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210068002 ATENDER LAS EMERGENCIAS Y NECESIDADES DE HOSPITALIZACIÓN Y APOYO EN CASO DE FALLECIMIENTO, A LOS TRABAJADORES DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS JUDICIALES, ASÍ COMO A SU GRUPO FAMILIAR

UNIDAD DE MEDIDA: TRÁMITE **META:** 34.162

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**636.297.018**	**0**	**0**	**0**	**0**	**636.297.018**
401	07	00	00	Asistencia socio-económica	636.297.018	0	0	0	0	636.297.018
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	494.296.128	0	0	0	0	494.296.128
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	48.348.720	0	0	0	0	48.348.720
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	93.652.170	0	0	0	0	93.652.170
403	**00**	**00**	**00**	**Servicios no personales**	**888.574**	**0**	**0**	**0**	**0**	**888.574**
403	18	00	00	Impuestos indirectos	888.574	0	0	0	0	888.574
403	18	01	00	Impuesto al valor agregado	888.574	0	0	0	0	888.574
407	**00**	**00**	**00**	**Transferencias y donaciones**	**152.957.633**	**0**	**0**	**0**	**0**	**152.957.633**
407	01	00	00	Transferencias y donaciones corrientes internas	152.957.633	0	0	0	0	152.957.633
407	01	01	00	Transferencias corrientes internas al sector privado	152.957.633	0	0	0	0	152.957.633
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	10.357.545	0	0	0	0	10.357.545
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	142.600.088	0	0	0	0	142.600.088
				Totales	**790.143.225**	**0**	**0**	**0**	**0**	**790.143.225**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129307 210069000 FORTALECER LA INFRAESTRUCTURA Y EL EQUIPAMIENTO TECNOLÓGICO PARA IMPLEMENTAR UN SISTEMA INTEGRADO DE GESTIÓN Y ADMINISTRACIÓN DEL PODER JUDICIAL

OBJETIVO DEL PROYECTO: IMPLEMENTAR NUEVAS TECNOLOGÍAS QUE PERMITAN AUTOMATIZAR LOS PROCESOS DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS ADMINISTRATIVAS Y JUDICIALES EN PRO DE OPTIMIZAR LOS TIEMPOS DE RESPUESTA Y MINIMIZAR LOS MÁRGENES DE ERROR.

UNIDAD DE MEDIDA: DOTACIÓN **META:** 5.790

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**288.063.200**	**0**	**0**	**0**	**0**	**288.063.200**
402	06	00	00	Productos químicos y derivados	120.000	0	0	0	0	120.000
402	06	06	00	Combustibles y lubricantes	120.000	0	0	0	0	120.000
402	08	00	00	Productos metálicos	268.336.000	0	0	0	0	268.336.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	816.000	0	0	0	0	816.000
402	08	10	00	Repuestos y accesorios para otros equipos	267.520.000	0	0	0	0	267.520.000
402	10	00	00	Productos varios y útiles diversos	19.415.200	0	0	0	0	19.415.200
402	10	08	00	Materiales para equipos de computación	336.000	0	0	0	0	336.000
402	10	11	00	Materiales eléctricos	19.079.200	0	0	0	0	19.079.200
402	99	00	00	Otros materiales y suministros	192.000	0	0	0	0	192.000
402	99	01	00	Otros materiales y suministros	192.000	0	0	0	0	192.000
403	**00**	**00**	**00**	**Servicios no personales**	**99.931.774**	**0**	**0**	**0**	**0**	**99.931.774**
403	09	00	00	Viáticos y pasajes	1.491.340	0	0	0	0	1.491.340
403	09	01	00	Viáticos y pasajes dentro del país	1.491.340	0	0	0	0	1.491.340
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	15.800.000	0	0	0	0	15.800.000
403	10	03	00	Servicios de procesamiento de datos	15.800.000	0	0	0	0	15.800.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.945.476	0	0	0	0	1.945.476
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.945.476	0	0	0	0	1.945.476
403	18	00	00	Impuestos indirectos	80.694.958	0	0	0	0	80.694.958
403	18	01	00	Impuesto al valor agregado	80.694.958	0	0	0	0	80.694.958
404	**00**	**00**	**00**	**Activos reales**	**366.649.306**	**0**	**0**	**0**	**0**	**366.649.306**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	148.720.000	0	0	0	0	148.720.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	148.320.000	0	0	0	0	148.320.000
404	03	05	00	Maquinaria y equipos industriales y de taller	400.000	0	0	0	0	400.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	20.736.000	0	0	0	0	20.736.000
404	05	01	00	Equipos de telecomunicaciones	20.736.000	0	0	0	0	20.736.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	197.193.306	0	0	0	0	197.193.306
404	09	02	00	Equipos de computación	197.193.306	0	0	0	0	197.193.306
				Totales	**754.644.280**	**0**	**0**	**0**	**0**	**754.644.280**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 21 - 29

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129307 210069000 FORTALECER LA INFRAESTRUCTURA Y EL EQUIPAMIENTO TECNOLÓGICO PARA IMPLEMENTAR UN SISTEMA INTEGRADO DE GESTIÓN Y ADMINISTRACIÓN DEL PODER JUDICIAL

OBJETIVO DEL PROYECTO: IMPLEMENTAR NUEVAS TECNOLOGÍAS QUE PERMITAN AUTOMATIZAR LOS PROCESOS DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS ADMINISTRATIVAS Y JUDICIALES EN PRO DE OPTIMIZAR LOS TIEMPOS DE RESPUESTA Y MINIMIZAR LOS MÁRGENES DE ERROR.

UNIDAD DE MEDIDA: DOTACIÓN **META:** 5.790

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129307 210069000 FORTALECER LA INFRAESTRUCTURA Y EL EQUIPAMIENTO TECNOLÓGICO PARA IMPLEMENTAR UN SISTEMA INTEGRADO DE GESTIÓN Y ADMINISTRACIÓN DEL PODER JUDICIAL

OBJETIVO DEL PROYECTO: IMPLEMENTAR NUEVAS TECNOLOGÍAS QUE PERMITAN AUTOMATIZAR LOS PROCESOS DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS ADMINISTRATIVAS Y JUDICIALES EN PRO DE OPTIMIZAR LOS TIEMPOS DE RESPUESTA Y MINIMIZAR LOS MÁRGENES DE ERROR.

UNIDAD DE MEDIDA: DOTACIÓN **META:** 5.790

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210069001 IMPLEMENTACIÓN Y MEJORAMIENTO CONTINÚO DE LA PLATAFORMA TECNOLÓGICA Y SISTEMAS DE GESTIÓN JUDICIAL Y ADMINISTRATIVOS

UNIDAD DE MEDIDA: IMPLANTACIÓN **META:** 74

RESPONSABLE/EJECUTOR: OFICINA DE DESARROLLO INFORMÁTICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**21.366.273**	**0**	**0**	**0**	**0**	**21.366.273**
403	09	00	00	Viáticos y pasajes	1.491.340	0	0	0	0	1.491.340
403	09	01	00	Viáticos y pasajes dentro del país	1.491.340	0	0	0	0	1.491.340
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	15.800.000	0	0	0	0	15.800.000
403	10	03	00	Servicios de procesamiento de datos	15.800.000	0	0	0	0	15.800.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.945.476	0	0	0	0	1.945.476
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.945.476	0	0	0	0	1.945.476
403	18	00	00	Impuestos indirectos	2.129.457	0	0	0	0	2.129.457
403	18	01	00	Impuesto al valor agregado	2.129.457	0	0	0	0	2.129.457
				Totales	**21.366.273**	**0**	**0**	**0**	**0**	**21.366.273**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129307 210069000 FORTALECER LA INFRAESTRUCTURA Y EL EQUIPAMIENTO TECNOLÓGICO PARA IMPLEMENTAR UN SISTEMA INTEGRADO DE GESTIÓN Y ADMINISTRACIÓN DEL PODER JUDICIAL

OBJETIVO DEL PROYECTO: IMPLEMENTAR NUEVAS TECNOLOGÍAS QUE PERMITAN AUTOMATIZAR LOS PROCESOS DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS ADMINISTRATIVAS Y JUDICIALES EN PRO DE OPTIMIZAR LOS TIEMPOS DE RESPUESTA Y MINIMIZAR LOS MÁRGENES DE ERROR.

UNIDAD DE MEDIDA: DOTACIÓN **META:** 5.790

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210069002 DOTACIÓN DE PARTES, PIEZAS, COMPONENTES Y CONSUMIBLES TECNOLÓGICOS EN LAS SEDES JUDICIALES Y ADMINISTRATIVAS A NIVEL NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.199

RESPONSABLE/EJECUTOR: OFICINA DE DESARROLLO INFORMÁTICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	288.063.200	0	0	0	0	288.063.200
402	06	00	00	Productos químicos y derivados	120.000	0	0	0	0	120.000
402	06	06	00	Combustibles y lubricantes	120.000	0	0	0	0	120.000
402	08	00	00	Productos metálicos	268.336.000	0	0	0	0	268.336.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	816.000	0	0	0	0	816.000
402	08	10	00	Repuestos y accesorios para otros equipos	267.520.000	0	0	0	0	267.520.000
402	10	00	00	Productos varios y útiles diversos	19.415.200	0	0	0	0	19.415.200
402	10	08	00	Materiales para equipos de computación	336.000	0	0	0	0	336.000
402	10	11	00	Materiales eléctricos	19.079.200	0	0	0	0	19.079.200
402	99	00	00	Otros materiales y suministros	192.000	0	0	0	0	192.000
402	99	01	00	Otros materiales y suministros	192.000	0	0	0	0	192.000
403	00	00	00	**Servicios no personales**	**34.567.584**	0	0	0	0	**34.567.584**
403	18	00	00	Impuestos indirectos	34.567.584	0	0	0	0	34.567.584
403	18	01	00	Impuesto al valor agregado	34.567.584	0	0	0	0	34.567.584
				Totales	**322.630.784**	0	0	0	0	**322.630.784**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129307 210069000 FORTALECER LA INFRAESTRUCTURA Y EL EQUIPAMIENTO TECNOLÓGICO PARA IMPLEMENTAR UN SISTEMA INTEGRADO DE GESTIÓN Y ADMINISTRACIÓN DEL PODER JUDICIAL

OBJETIVO DEL PROYECTO: IMPLEMENTAR NUEVAS TECNOLOGÍAS QUE PERMITAN AUTOMATIZAR LOS PROCESOS DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS ADMINISTRATIVAS Y JUDICIALES EN PRO DE OPTIMIZAR LOS TIEMPOS DE RESPUESTA Y MINIMIZAR LOS MÁRGENES DE ERROR.

UNIDAD DE MEDIDA: DOTACIÓN **META:** 5.790

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210069003 DOTACIÓN DE EQUIPOS TECNOLÓGICOS EN LAS SEDES JUDICIALES Y ADMINISTRATIVAS A NIVEL NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.517

RESPONSABLE/EJECUTOR: OFICINA DE DESARROLLO INFORMÁTICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**43.997.917**	**0**	**0**	**0**	**0**	**43.997.917**
403	18	00	00	Impuestos indirectos	43.997.917	0	0	0	0	43.997.917
403	18	01	00	Impuesto al valor agregado	43.997.917	0	0	0	0	43.997.917
404	**00**	**00**	**00**	**Activos reales**	**366.649.306**	**0**	**0**	**0**	**0**	**366.649.306**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	148.720.000	0	0	0	0	148.720.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	148.320.000	0	0	0	0	148.320.000
404	03	05	00	Maquinaria y equipos industriales y de taller	400.000	0	0	0	0	400.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	20.736.000	0	0	0	0	20.736.000
404	05	01	00	Equipos de telecomunicaciones	20.736.000	0	0	0	0	20.736.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	197.193.306	0	0	0	0	197.193.306
404	09	02	00	Equipos de computación	197.193.306	0	0	0	0	197.193.306
				Totales	**410.647.223**	**0**	**0**	**0**	**0**	**410.647.223**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN

META: 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.585.322.989**	**0**	**0**	**0**	**0**	**3.585.322.989**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.370.933.244	0	0	0	0	1.370.933.244
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.103.742.058	0	0	0	0	1.103.742.058
401	01	03	00	Suplencias a empleados	106.610.986	0	0	0	0	106.610.986
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	39.617.283	0	0	0	0	39.617.283
401	01	13	00	Suplencias a obreros	134.750	0	0	0	0	134.750
401	01	18	00	Remuneraciones al personal contratado	118.193.028	0	0	0	0	118.193.028
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	118.193.028	0	0	0	0	118.193.028
401	01	99	00	Otras retribuciones	2.635.139	0	0	0	0	2.635.139
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	57.727.996	0	0	0	0	57.727.996
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	53.512.517	0	0	0	0	53.512.517
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	4.215.479	0	0	0	0	4.215.479
401	03	00	00	Primas	371.298.594	0	0	0	0	371.298.594
401	03	01	00	Primas por mérito a empleados	46.239.169	0	0	0	0	46.239.169
401	03	02	00	Primas de transporte a empleados	17.657.911	0	0	0	0	17.657.911
401	03	08	00	Primas de profesionalización a empleados	72.355.423	0	0	0	0	72.355.423
401	03	09	00	Primas por antigüedad a empleados	208.034.490	0	0	0	0	208.034.490
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	17.370.000	0	0	0	0	17.370.000
401	03	16	00	Primas por mérito a obreros	4.094.639	0	0	0	0	4.094.639
401	03	17	00	Primas de transporte a obreros	39.655	0	0	0	0	39.655
401	03	19	00	Primas por hijos de obreros	484.500	0	0	0	0	484.500
401	03	21	00	Primas por antigüedad a obreros	4.931.307	0	0	0	0	4.931.307
401	03	39	00	Primas por hijos al personal contratado	91.500	0	0	0	0	91.500
401	04	00	00	Complementos de sueldos y salarios	70.210.506	0	0	0	0	70.210.506
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	16.842.637	0	0	0	0	16.842.637
401	04	10	00	Complemento a empleados por días feriados	15.169.677	0	0	0	0	15.169.677
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	598.275	0	0	0	0	598.275
401	04	20	00	Complemento a obreros por días feriados	554.637	0	0	0	0	554.637
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	4.212.310	0	0	0	0	4.212.310

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN

META: 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	28	00	Complemento al personal contratado por días feriados	9.287.858	0	0	0	0	9.287.858
401	04	96	00	Otros complementos a empleados	14.386.129	0	0	0	0	14.386.129
401	04	97	00	Otros complementos a obreros	515.020	0	0	0	0	515.020
401	04	98	00	Otros complementos al personal contratado	8.643.963	0	0	0	0	8.643.963
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.277.967.485	0	0	0	0	1.277.967.485
401	05	01	00	Aguinaldos a empleados	573.724.296	0	0	0	0	573.724.296
401	05	03	00	Bono vacacional a empleados	552.755.124	0	0	0	0	552.755.124
401	05	04	00	Aguinaldos a obreros	39.602.448	0	0	0	0	39.602.448
401	05	06	00	Bono vacacional a obreros	17.895.960	0	0	0	0	17.895.960
401	05	07	00	Aguinaldos al personal contratado	54.597.549	0	0	0	0	54.597.549
401	05	08	00	Bono vacacional al personal contratado	39.392.108	0	0	0	0	39.392.108
401	06	00	00	Aportes patronales y legales	163.379.510	0	0	0	0	163.379.510
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	95.028.738	0	0	0	0	95.028.738
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	22.008.802	0	0	0	0	22.008.802
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	29.329.890	0	0	0	0	29.329.890
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.981.134	0	0	0	0	2.981.134
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	862.472	0	0	0	0	862.472
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	809.797	0	0	0	0	809.797
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	8.209.465	0	0	0	0	8.209.465
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.924.606	0	0	0	0	1.924.606
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	2.224.606	0	0	0	0	2.224.606
401	07	00	00	Asistencia socio-económica	273.805.654	0	0	0	0	273.805.654
401	07	02	00	Becas a empleados	5.794.200	0	0	0	0	5.794.200
401	07	03	00	Ayudas por matrimonio a empleados	24.115	0	0	0	0	24.115
401	07	04	00	Ayudas por nacimiento de hijos a empleados	24.115	0	0	0	0	24.115
401	07	05	00	Ayudas por defunción a empleados	55.611	0	0	0	0	55.611
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	137.096.967	0	0	0	0	137.096.967
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	10.266.750	0	0	0	0	10.266.750
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	63.925.930	0	0	0	0	63.925.930

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	18	00	Becas a obreros	1.827.000	0	0	0	0	1.827.000
401	07	19	00	Ayudas por matrimonio de obreros	13.375	0	0	0	0	13.375
401	07	20	00	Ayudas por nacimiento de hijos de obreros	13.375	0	0	0	0	13.375
401	07	21	00	Ayudas por defunción a obreros	30.941	0	0	0	0	30.941
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	3.958.152	0	0	0	0	3.958.152
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	3.453.300	0	0	0	0	3.453.300
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	5.017.573	0	0	0	0	5.017.573
401	07	76	00	Ayudas por matrimonio al personal contratado	12.840	0	0	0	0	12.840
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	12.840	0	0	0	0	12.840
401	07	78	00	Ayudas por defunción al personal contratado	29.692	0	0	0	0	29.692
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	41.240.878	0	0	0	0	41.240.878
401	07	96	00	Otras subvenciones a empleados	676.800	0	0	0	0	676.800
401	07	97	00	Otras subvenciones a obreros	331.200	0	0	0	0	331.200
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**120.642.057**	**0**	**0**	**0**	**0**	**120.642.057**
402	01	00	00	Productos alimenticios y agropecuarios	7.839.105	0	0	0	0	7.839.105
402	01	01	00	Alimentos y bebidas para personas	7.800.613	0	0	0	0	7.800.613
402	01	02	00	Alimentos para animales	17.846	0	0	0	0	17.846
402	01	03	00	Productos agrícolas y pecuarios	20.646	0	0	0	0	20.646
402	02	00	00	Productos de minas, canteras y yacimientos	23.141	0	0	0	0	23.141
402	02	05	00	Piedra, arcilla, arena y tierra	23.141	0	0	0	0	23.141
402	03	00	00	Textiles y vestuarios	1.533.639	0	0	0	0	1.533.639
402	03	01	00	Textiles	1.313.771	0	0	0	0	1.313.771
402	03	02	00	Prendas de vestir	219.868	0	0	0	0	219.868
402	04	00	00	Productos de cuero y caucho	4.434.453	0	0	0	0	4.434.453
402	04	02	00	Productos de cuero y sucedáneos del cuero	23.459	0	0	0	0	23.459
402	04	03	00	Cauchos y tripas para vehículos	4.410.994	0	0	0	0	4.410.994
402	05	00	00	Productos de papel, cartón e impresos	42.051.832	0	0	0	0	42.051.832
402	05	01	00	Pulpa de madera, papel y cartón	2.015.739	0	0	0	0	2.015.739
402	05	02	00	Envases y cajas de papel y cartón	196.685	0	0	0	0	196.685
402	05	03	00	Productos de papel y cartón para oficina	35.745.328	0	0	0	0	35.745.328

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	04	00	Libros, revistas y periódicos	2.330	0	0	0	0	2.330
402	05	06	00	Productos de papel y cartón para computación	2.862.277	0	0	0	0	2.862.277
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.229.473	0	0	0	0	1.229.473
402	06	00	00	Productos químicos y derivados	12.766.700	0	0	0	0	12.766.700
402	06	01	00	Sustancias químicas y de uso industrial	197.984	0	0	0	0	197.984
402	06	02	00	Abonos, plaguicidas y otros	113.251	0	0	0	0	113.251
402	06	03	00	Tintas, pinturas y colorantes	5.905.486	0	0	0	0	5.905.486
402	06	04	00	Productos farmacéuticos y medicamentos	120.785	0	0	0	0	120.785
402	06	05	00	Productos de tocador	63.817	0	0	0	0	63.817
402	06	06	00	Combustibles y lubricantes	1.164.104	0	0	0	0	1.164.104
402	06	07	00	Productos diversos derivados del petróleo y del carbón	31.008	0	0	0	0	31.008
402	06	08	00	Productos plásticos	5.120.116	0	0	0	0	5.120.116
402	06	99	00	Otros productos de la industria química y conexos	50.149	0	0	0	0	50.149
402	07	00	00	Productos minerales no metálicos	466.122	0	0	0	0	466.122
402	07	02	00	Vidrios y productos de vidrio	153.754	0	0	0	0	153.754
402	07	03	00	Productos de arcilla para construcción	10.226	0	0	0	0	10.226
402	07	04	00	Cemento, cal y yeso	302.142	0	0	0	0	302.142
402	08	00	00	Productos metálicos	7.366.245	0	0	0	0	7.366.245
402	08	01	00	Productos primarios de hierro y acero	30.802	0	0	0	0	30.802
402	08	02	00	Productos de metales no ferrosos	33.695	0	0	0	0	33.695
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.788.502	0	0	0	0	2.788.502
402	08	04	00	Productos metálicos estructurales	29.019	0	0	0	0	29.019
402	08	05	00	Materiales de orden público, seguridad y defensa	123.608	0	0	0	0	123.608
402	08	07	00	Material de señalamiento	133.930	0	0	0	0	133.930
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.071.492	0	0	0	0	2.071.492
402	08	10	00	Repuestos y accesorios para otros equipos	2.015.277	0	0	0	0	2.015.277
402	08	99	00	Otros productos metálicos	139.920	0	0	0	0	139.920
402	09	00	00	Productos de madera	172.922	0	0	0	0	172.922
402	09	01	00	Productos primarios de madera	125.070	0	0	0	0	125.070
402	09	02	00	Muebles y accesorios de madera para edificaciones	47.852	0	0	0	0	47.852

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	00	00	Productos varios y útiles diversos	43.831.546	0	0	0	0	43.831.546
402	10	01	00	Artículos de deporte, recreación y juguetes	151.155	0	0	0	0	151.155
402	10	02	00	Materiales y útiles de limpieza y aseo	4.780.231	0	0	0	0	4.780.231
402	10	03	00	Utensilios de cocina y comedor	11.115	0	0	0	0	11.115
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	703.676	0	0	0	0	703.676
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.515.141	0	0	0	0	10.515.141
402	10	06	00	Condecoraciones, ofrendas y similares	440.499	0	0	0	0	440.499
402	10	07	00	Productos de seguridad en el trabajo	1.337.978	0	0	0	0	1.337.978
402	10	08	00	Materiales para equipos de computación	17.564.066	0	0	0	0	17.564.066
402	10	11	00	Materiales eléctricos	5.423.665	0	0	0	0	5.423.665
402	10	12	00	Materiales para instalaciones sanitarias	2.503.308	0	0	0	0	2.503.308
402	10	13	00	Materiales fotográficos	26.333	0	0	0	0	26.333
402	10	99	00	Otros productos y útiles diversos	374.379	0	0	0	0	374.379
402	99	00	00	Otros materiales y suministros	156.352	0	0	0	0	156.352
402	99	01	00	Otros materiales y suministros	156.352	0	0	0	0	156.352
403	**00**	**00**	**00**	**Servicios no personales**	**73.625.703**	**0**	**0**	**0**	**0**	**73.625.703**
403	01	00	00	Alquileres de inmuebles	5.467	0	0	0	0	5.467
403	01	01	00	Alquileres de edificios y locales	5.467	0	0	0	0	5.467
403	02	00	00	Alquileres de maquinaria y equipos	35.459	0	0	0	0	35.459
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	17.680	0	0	0	0	17.680
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	5.443	0	0	0	0	5.443
403	02	99	00	Alquileres de otras maquinaria y equipos	12.336	0	0	0	0	12.336
403	06	00	00	Servicios de transporte y almacenaje	504.617	0	0	0	0	504.617
403	06	01	00	Fletes y embalajes	134.640	0	0	0	0	134.640
403	06	03	00	Estacionamiento	173.753	0	0	0	0	173.753
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	196.224	0	0	0	0	196.224
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.175.707	0	0	0	0	1.175.707
403	07	02	00	Imprenta y reproducción	379.007	0	0	0	0	379.007
403	07	03	00	Relaciones sociales	349.833	0	0	0	0	349.833
403	07	04	00	Avisos	446.867	0	0	0	0	446.867

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN

META: 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	313.112	0	0	0	0	313.112
403	08	02	00	Comisiones y gastos bancarios	313.112	0	0	0	0	313.112
403	09	00	00	Viáticos y pasajes	17.097.593	0	0	0	0	17.097.593
403	09	01	00	Viáticos y pasajes dentro del país	17.097.593	0	0	0	0	17.097.593
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	4.785.080	0	0	0	0	4.785.080
403	10	09	00	Servicios de lavandería y tintorería	19.443	0	0	0	0	19.443
403	10	99	00	Otros servicios profesionales y técnicos	4.765.637	0	0	0	0	4.765.637
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	19.182.363	0	0	0	0	19.182.363
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	6.648.974	0	0	0	0	6.648.974
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	703.859	0	0	0	0	703.859
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	42.870	0	0	0	0	42.870
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	219.963	0	0	0	0	219.963
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.240.324	0	0	0	0	10.240.324
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.326.373	0	0	0	0	1.326.373
403	12	00	00	Conservación y reparaciones menores de obras	8.272.400	0	0	0	0	8.272.400
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	8.271.005	0	0	0	0	8.271.005
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	1.395	0	0	0	0	1.395
403	15	00	00	Servicios fiscales	90.464	0	0	0	0	90.464
403	15	02	00	Tasas y otros derechos obligatorios	90.464	0	0	0	0	90.464
403	18	00	00	Impuestos indirectos	20.824.608	0	0	0	0	20.824.608
403	18	01	00	Impuesto al valor agregado	20.824.608	0	0	0	0	20.824.608
403	99	00	00	Otros servicios no personales	1.338.833	0	0	0	0	1.338.833
403	99	01	00	Otros servicios no personales	1.338.833	0	0	0	0	1.338.833
404	**00**	**00**	**00**	**Activos reales**	**17.216.241**	**0**	**0**	**0**	**0**	**17.216.241**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	4.647.285	0	0	0	0	4.647.285
404	01	01	00	Repuestos mayores	4.261.570	0	0	0	0	4.261.570
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	126.880	0	0	0	0	126.880
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	41.086	0	0	0	0	41.086
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	4.093.604	0	0	0	0	4.093.604

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN

META: 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	385.715	0	0	0	0	385.715
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	385.715	0	0	0	0	385.715
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.144.835	0	0	0	0	1.144.835
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	139.224	0	0	0	0	139.224
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	32.448	0	0	0	0	32.448
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	537.854	0	0	0	0	537.854
404	03	05	00	Maquinaria y equipos industriales y de taller	228.987	0	0	0	0	228.987
404	03	06	00	Maquinaria y equipos de energía	45.191	0	0	0	0	45.191
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	161.131	0	0	0	0	161.131
404	04	00	00	Equipos de transporte, tracción y elevación	223.047	0	0	0	0	223.047
404	04	01	00	Vehículos automotores terrestres	157.005	0	0	0	0	157.005
404	04	05	00	Vehículos de tracción no motorizados	66.042	0	0	0	0	66.042
404	05	00	00	Equipos de comunicaciones y de señalamiento	934.949	0	0	0	0	934.949
404	05	01	00	Equipos de telecomunicaciones	934.949	0	0	0	0	934.949
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	36.400	0	0	0	0	36.400
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	36.400	0	0	0	0	36.400
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	260.404	0	0	0	0	260.404
404	07	02	00	Equipos de enseñanza, deporte y recreación	178.926	0	0	0	0	178.926
404	07	03	00	Obras de arte	60.138	0	0	0	0	60.138
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	21.340	0	0	0	0	21.340
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	134.219	0	0	0	0	134.219
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	134.219	0	0	0	0	134.219
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	9.835.102	0	0	0	0	9.835.102
404	09	01	00	Mobiliario y equipos de oficina	5.722.014	0	0	0	0	5.722.014
404	09	02	00	Equipos de computación	1.765.874	0	0	0	0	1.765.874
404	09	03	00	Mobiliario y equipos de alojamiento	2.276.728	0	0	0	0	2.276.728
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	70.486	0	0	0	0	70.486
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.000.000**	0	0	0	0	**6.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	6.000.000	0	0	0	0	6.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	6.000.000	0	0	0	0	6.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	02	01	Donaciones corrientes a personas	6.000.000	0	0	0	0	6.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**6.457.634**	**0**	**0**	**0**	**0**	**6.457.634**
411	11	00	00	Obligaciones de ejercicios anteriores	6.457.634	0	0	0	0	6.457.634
411	11	04	00	Compromisos pendientes de ejercicios anteriores	6.457.634	0	0	0	0	6.457.634
				Totales	**3.809.264.624**	**0**	**0**	**0**	**0**	**3.809.264.624**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 21 - 41

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN

META: 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070001 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 27.903

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL DISTRITO CAPITAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**22.060.036**	**0**	**0**	**0**	**0**	**22.060.036**
402	03	00	00	Textiles y vestuarios	708.480	0	0	0	0	708.480
402	03	01	00	Textiles	708.480	0	0	0	0	708.480
402	04	00	00	Productos de cuero y caucho	1.792.000	0	0	0	0	1.792.000
402	04	03	00	Cauchos y tripas para vehículos	1.792.000	0	0	0	0	1.792.000
402	05	00	00	Productos de papel, cartón e impresos	12.717.742	0	0	0	0	12.717.742
402	05	03	00	Productos de papel y cartón para oficina	9.226.966	0	0	0	0	9.226.966
402	05	06	00	Productos de papel y cartón para computación	2.830.776	0	0	0	0	2.830.776
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	660.000	0	0	0	0	660.000
402	06	00	00	Productos químicos y derivados	2.249.862	0	0	0	0	2.249.862
402	06	03	00	Tintas, pinturas y colorantes	745.862	0	0	0	0	745.862
402	06	08	00	Productos plásticos	1.504.000	0	0	0	0	1.504.000
402	08	00	00	Productos metálicos	281.158	0	0	0	0	281.158
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	281.158	0	0	0	0	281.158
402	10	00	00	Productos varios y útiles diversos	4.310.794	0	0	0	0	4.310.794
402	10	02	00	Materiales y útiles de limpieza y aseo	432.000	0	0	0	0	432.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	206.480	0	0	0	0	206.480
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.491.533	0	0	0	0	2.491.533
402	10	08	00	Materiales para equipos de computación	166.234	0	0	0	0	166.234
402	10	11	00	Materiales eléctricos	505.856	0	0	0	0	505.856
402	10	12	00	Materiales para instalaciones sanitarias	508.691	0	0	0	0	508.691
403	**00**	**00**	**00**	**Servicios no personales**	**9.948.812**	**0**	**0**	**0**	**0**	**9.948.812**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	4.685	0	0	0	0	4.685
403	08	02	00	Comisiones y gastos bancarios	4.685	0	0	0	0	4.685
403	09	00	00	Viáticos y pasajes	955.370	0	0	0	0	955.370

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070001 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 27.903

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL DISTRITO CAPITAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	955.370	0	0	0	0	955.370
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.952.443	0	0	0	0	2.952.443
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	66.112	0	0	0	0	66.112
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.534.952	0	0	0	0	2.534.952
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	351.379	0	0	0	0	351.379
403	12	00	00	Conservación y reparaciones menores de obras	1.603.267	0	0	0	0	1.603.267
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.603.267	0	0	0	0	1.603.267
403	18	00	00	Impuestos indirectos	3.647.639	0	0	0	0	3.647.639
403	18	01	00	Impuesto al valor agregado	3.647.639	0	0	0	0	3.647.639
403	99	00	00	Otros servicios no personales	785.408	0	0	0	0	785.408
403	99	01	00	Otros servicios no personales	785.408	0	0	0	0	785.408
404	**00**	**00**	**00**	**Activos reales**	**2.991.151**	**0**	**0**	**0**	**0**	**2.991.151**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	1.065.792	0	0	0	0	1.065.792
404	01	01	00	Repuestos mayores	1.065.792	0	0	0	0	1.065.792
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	1.065.792	0	0	0	0	1.065.792
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.925.359	0	0	0	0	1.925.359
404	09	01	00	Mobiliario y equipos de oficina	1.478.807	0	0	0	0	1.478.807
404	09	03	00	Mobiliario y equipos de alojamiento	446.552	0	0	0	0	446.552
407	**00**	**00**	**00**	**Transferencias y donaciones**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
407	01	00	00	Transferencias y donaciones corrientes internas	250.000	0	0	0	0	250.000
407	01	02	00	Donaciones corrientes internas al sector privado	250.000	0	0	0	0	250.000
407	01	02	01	Donaciones corrientes a personas	250.000	0	0	0	0	250.000
				Totales	**35.249.999**	**0**	**0**	**0**	**0**	**35.249.999**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070002 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO AMAZONAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 360

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**51.895.898**	**0**	**0**	**0**	**0**	**51.895.898**
401	01	00	00	Sueldos, salarios y otras retribuciones	21.989.319	0	0	0	0	21.989.319
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	18.256.500	0	0	0	0	18.256.500
401	01	03	00	Suplencias a empleados	1.400.479	0	0	0	0	1.400.479
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	383.400	0	0	0	0	383.400
401	01	18	00	Remuneraciones al personal contratado	1.932.840	0	0	0	0	1.932.840
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.932.840	0	0	0	0	1.932.840
401	01	99	00	Otras retribuciones	16.100	0	0	0	0	16.100
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	522.880	0	0	0	0	522.880
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	500.409	0	0	0	0	500.409
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	22.471	0	0	0	0	22.471
401	03	00	00	Primas	5.039.406	0	0	0	0	5.039.406
401	03	01	00	Primas por mérito a empleados	648.489	0	0	0	0	648.489
401	03	02	00	Primas de transporte a empleados	262.500	0	0	0	0	262.500
401	03	08	00	Primas de profesionalización a empleados	1.056.403	0	0	0	0	1.056.403
401	03	09	00	Primas por antigüedad a empleados	2.782.960	0	0	0	0	2.782.960
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	210.000	0	0	0	0	210.000
401	03	16	00	Primas por mérito a obreros	35.893	0	0	0	0	35.893
401	03	17	00	Primas de transporte a obreros	486	0	0	0	0	486
401	03	19	00	Primas por hijos de obreros	7.500	0	0	0	0	7.500
401	03	21	00	Primas por antigüedad a obreros	32.175	0	0	0	0	32.175
401	03	39	00	Primas por hijos al personal contratado	3.000	0	0	0	0	3.000
401	04	00	00	Complementos de sueldos y salarios	933.006	0	0	0	0	933.006
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	224.224	0	0	0	0	224.224
401	04	10	00	Complemento a empleados por días feriados	201.952	0	0	0	0	201.952

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070002 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO AMAZONAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 360

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	7.965	0	0	0	0	7.965
401	04	20	00	Complemento a obreros por días feriados	7.384	0	0	0	0	7.384
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	57.226	0	0	0	0	57.226
401	04	28	00	Complemento al personal contratado por días feriados	124.796	0	0	0	0	124.796
401	04	96	00	Otros complementos a empleados	187.527	0	0	0	0	187.527
401	04	97	00	Otros complementos a obreros	6.856	0	0	0	0	6.856
401	04	98	00	Otros complementos al personal contratado	115.076	0	0	0	0	115.076
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	15.810.671	0	0	0	0	15.810.671
401	05	01	00	Aguinaldos a empleados	5.617.640	0	0	0	0	5.617.640
401	05	03	00	Bono vacacional a empleados	7.925.747	0	0	0	0	7.925.747
401	05	04	00	Aguinaldos a obreros	332.253	0	0	0	0	332.253
401	05	06	00	Bono vacacional a obreros	135.879	0	0	0	0	135.879
401	05	07	00	Aguinaldos al personal contratado	1.102.776	0	0	0	0	1.102.776
401	05	08	00	Bono vacacional al personal contratado	696.376	0	0	0	0	696.376
401	06	00	00	Aportes patronales y legales	2.356.397	0	0	0	0	2.356.397
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.364.377	0	0	0	0	1.364.377
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	307.026	0	0	0	0	307.026
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	420.072	0	0	0	0	420.072
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	26.022	0	0	0	0	26.022
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	5.783	0	0	0	0	5.783
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	6.794	0	0	0	0	6.794
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	156.685	0	0	0	0	156.685
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	34.819	0	0	0	0	34.819
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	34.819	0	0	0	0	34.819

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070002 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO AMAZONAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 360

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	00	00	Asistencia socio-económica	5.244.219	0	0	0	0	5.244.219
401	07	02	00	Becas a empleados	66.600	0	0	0	0	66.600
401	07	03	00	Ayudas por matrimonio a empleados	1.070	0	0	0	0	1.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.070	0	0	0	0	1.070
401	07	05	00	Ayudas por defunción a empleados	2.475	0	0	0	0	2.475
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.988.499	0	0	0	0	1.988.499
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	78.300	0	0	0	0	78.300
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.134.588	0	0	0	0	1.134.588
401	07	18	00	Becas a obreros	56.700	0	0	0	0	56.700
401	07	19	00	Ayudas por matrimonio de obreros	535	0	0	0	0	535
401	07	20	00	Ayudas por nacimiento de hijos de obreros	535	0	0	0	0	535
401	07	21	00	Ayudas por defunción a obreros	1.237	0	0	0	0	1.237
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	34.697	0	0	0	0	34.697
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	49.950	0	0	0	0	49.950
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	180.101	0	0	0	0	180.101
401	07	76	00	Ayudas por matrimonio al personal contratado	535	0	0	0	0	535
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	535	0	0	0	0	535
401	07	78	00	Ayudas por defunción al personal contratado	1.237	0	0	0	0	1.237
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.616.755	0	0	0	0	1.616.755
401	07	96	00	Otras subvenciones a empleados	14.400	0	0	0	0	14.400
401	07	97	00	Otras subvenciones a obreros	14.400	0	0	0	0	14.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.412.747**	**0**	**0**	**0**	**0**	**2.412.747**
402	01	00	00	Productos alimenticios y agropecuarios	222.048	0	0	0	0	222.048
402	01	01	00	Alimentos y bebidas para personas	220.800	0	0	0	0	220.800
402	01	03	00	Productos agrícolas y pecuarios	1.248	0	0	0	0	1.248

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070002 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO AMAZONAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 360

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	00	00	Textiles y vestuarios	46.918	0	0	0	0	46.918
402	03	01	00	Textiles	24.710	0	0	0	0	24.710
402	03	02	00	Prendas de vestir	22.208	0	0	0	0	22.208
402	04	00	00	Productos de cuero y caucho	272.656	0	0	0	0	272.656
402	04	03	00	Cauchos y tripas para vehículos	272.656	0	0	0	0	272.656
402	05	00	00	Productos de papel, cartón e impresos	766.066	0	0	0	0	766.066
402	05	01	00	Pulpa de madera, papel y cartón	36.640	0	0	0	0	36.640
402	05	03	00	Productos de papel y cartón para oficina	693.330	0	0	0	0	693.330
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	36.096	0	0	0	0	36.096
402	06	00	00	Productos químicos y derivados	260.197	0	0	0	0	260.197
402	06	02	00	Abonos, plaguicidas y otros	7.037	0	0	0	0	7.037
402	06	03	00	Tintas, pinturas y colorantes	42.843	0	0	0	0	42.843
402	06	04	00	Productos farmacéuticos y medicamentos	11.798	0	0	0	0	11.798
402	06	05	00	Productos de tocador	1.581	0	0	0	0	1.581
402	06	06	00	Combustibles y lubricantes	104.386	0	0	0	0	104.386
402	06	07	00	Productos diversos derivados del petróleo y del carbón	6.080	0	0	0	0	6.080
402	06	08	00	Productos plásticos	83.643	0	0	0	0	83.643
402	06	99	00	Otros productos de la industria química y conexos	2.829	0	0	0	0	2.829
402	07	00	00	Productos minerales no metálicos	21.315	0	0	0	0	21.315
402	07	02	00	Vidrios y productos de vidrio	3.360	0	0	0	0	3.360
402	07	03	00	Productos de arcilla para construcción	4.450	0	0	0	0	4.450
402	07	04	00	Cemento, cal y yeso	13.505	0	0	0	0	13.505
402	08	00	00	Productos metálicos	257.113	0	0	0	0	257.113
402	08	01	00	Productos primarios de hierro y acero	4.101	0	0	0	0	4.101
402	08	02	00	Productos de metales no ferrosos	2.288	0	0	0	0	2.288

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 210070002 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO AMAZONAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 360

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	55.426	0	0	0	0	55.426
402	08	05	00	Materiales de orden público, seguridad y defensa	9.776	0	0	0	0	9.776
402	08	07	00	Material de señalamiento	6.261	0	0	0	0	6.261
402	08	09	00	Repuestos y accesorios para equipos de transporte	168.701	0	0	0	0	168.701
402	08	10	00	Repuestos y accesorios para otros equipos	10.560	0	0	0	0	10.560
402	09	00	00	Productos de madera	3.744	0	0	0	0	3.744
402	09	01	00	Productos primarios de madera	3.744	0	0	0	0	3.744
402	10	00	00	Productos varios y útiles diversos	552.322	0	0	0	0	552.322
402	10	02	00	Materiales y útiles de limpieza y aseo	110.864	0	0	0	0	110.864
402	10	03	00	Utensilios de cocina y comedor	1.963	0	0	0	0	1.963
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	18.480	0	0	0	0	18.480
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	204.326	0	0	0	0	204.326
402	10	06	00	Condecoraciones, ofrendas y similares	7.456	0	0	0	0	7.456
402	10	07	00	Productos de seguridad en el trabajo	8.507	0	0	0	0	8.507
402	10	08	00	Materiales para equipos de computación	53.107	0	0	0	0	53.107
402	10	11	00	Materiales eléctricos	73.985	0	0	0	0	73.985
402	10	12	00	Materiales para instalaciones sanitarias	59.903	0	0	0	0	59.903
402	10	99	00	Otros productos y útiles diversos	13.731	0	0	0	0	13.731
402	99	00	00	Otros materiales y suministros	10.368	0	0	0	0	10.368
402	99	01	00	Otros materiales y suministros	10.368	0	0	0	0	10.368
403	**00**	**00**	**00**	**Servicios no personales**	**1.398.309**	**0**	**0**	**0**	**0**	**1.398.309**
403	06	00	00	Servicios de transporte y almacenaje	2.688	0	0	0	0	2.688
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	2.688	0	0	0	0	2.688
403	07	00	00	Servicios de información, impresión y relaciones públicas	19.315	0	0	0	0	19.315
403	07	02	00	Imprenta y reproducción	5.395	0	0	0	0	5.395

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070002 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO AMAZONAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 360

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	03	00	Relaciones sociales	13.920	0	0	0	0	13.920
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.760	0	0	0	0	5.760
403	08	02	00	Comisiones y gastos bancarios	5.760	0	0	0	0	5.760
403	09	00	00	Viáticos y pasajes	360.014	0	0	0	0	360.014
403	09	01	00	Viáticos y pasajes dentro del país	360.014	0	0	0	0	360.014
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	88.176	0	0	0	0	88.176
403	10	99	00	Otros servicios profesionales y técnicos	88.176	0	0	0	0	88.176
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	434.308	0	0	0	0	434.308
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	85.344	0	0	0	0	85.344
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	5.274	0	0	0	0	5.274
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	283.040	0	0	0	0	283.040
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	60.650	0	0	0	0	60.650
403	12	00	00	Conservación y reparaciones menores de obras	75.531	0	0	0	0	75.531
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	75.531	0	0	0	0	75.531
403	18	00	00	Impuestos indirectos	411.845	0	0	0	0	411.845
403	18	01	00	Impuesto al valor agregado	411.845	0	0	0	0	411.845
403	99	00	00	Otros servicios no personales	672	0	0	0	0	672
403	99	01	00	Otros servicios no personales	672	0	0	0	0	672
404	**00**	**00**	**00**	**Activos reales**	**392.843**	**0**	**0**	**0**	**0**	**392.843**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	142.444	0	0	0	0	142.444
404	01	01	00	Repuestos mayores	142.444	0	0	0	0	142.444
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	142.444	0	0	0	0	142.444
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	22.490	0	0	0	0	22.490
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	6.170	0	0	0	0	6.170

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070002 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO AMAZONAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 360

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	16.320	0	0	0	0	16.320
404	05	00	00	Equipos de comunicaciones y de señalamiento	57.505	0	0	0	0	57.505
404	05	01	00	Equipos de telecomunicaciones	57.505	0	0	0	0	57.505
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	5.824	0	0	0	0	5.824
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	5.824	0	0	0	0	5.824
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	15.360	0	0	0	0	15.360
404	07	02	00	Equipos de enseñanza, deporte y recreación	15.360	0	0	0	0	15.360
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	149.220	0	0	0	0	149.220
404	09	01	00	Mobiliario y equipos de oficina	54.198	0	0	0	0	54.198
404	09	02	00	Equipos de computación	51.834	0	0	0	0	51.834
404	09	03	00	Mobiliario y equipos de alojamiento	29.402	0	0	0	0	29.402
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	13.786	0	0	0	0	13.786
407	**00**	**00**	**00**	**Transferencias y donaciones**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
407	01	00	00	Transferencias y donaciones corrientes internas	250.000	0	0	0	0	250.000
407	01	02	00	Donaciones corrientes internas al sector privado	250.000	0	0	0	0	250.000
407	01	02	01	Donaciones corrientes a personas	250.000	0	0	0	0	250.000
				Totales	**56.349.797**	**0**	**0**	**0**	**0**	**56.349.797**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070003 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ANZOÁTEGUI

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.298

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ANZOÁTEGUI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**175.743.244**	0	0	0	0	**175.743.244**
401	01	00	00	Sueldos, salarios y otras retribuciones	63.185.007	0	0	0	0	63.185.007
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	54.748.476	0	0	0	0	54.748.476
401	01	03	00	Suplencias a empleados	2.955.647	0	0	0	0	2.955.647
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.025.793	0	0	0	0	1.025.793
401	01	18	00	Remuneraciones al personal contratado	4.394.191	0	0	0	0	4.394.191
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	4.394.191	0	0	0	0	4.394.191
401	01	99	00	Otras retribuciones	60.900	0	0	0	0	60.900
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.661.460	0	0	0	0	2.661.460
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.572.099	0	0	0	0	2.572.099
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	89.361	0	0	0	0	89.361
401	03	00	00	Primas	18.685.451	0	0	0	0	18.685.451
401	03	01	00	Primas por mérito a empleados	2.345.076	0	0	0	0	2.345.076
401	03	02	00	Primas de transporte a empleados	967.500	0	0	0	0	967.500
401	03	08	00	Primas de profesionalización a empleados	3.592.548	0	0	0	0	3.592.548
401	03	09	00	Primas por antigüedad a empleados	10.492.908	0	0	0	0	10.492.908
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	980.000	0	0	0	0	980.000
401	03	16	00	Primas por mérito a obreros	127.340	0	0	0	0	127.340
401	03	17	00	Primas de transporte a obreros	324	0	0	0	0	324
401	03	19	00	Primas por hijos de obreros	22.500	0	0	0	0	22.500
401	03	21	00	Primas por antigüedad a obreros	152.755	0	0	0	0	152.755
401	03	39	00	Primas por hijos al personal contratado	4.500	0	0	0	0	4.500
401	04	00	00	Complementos de sueldos y salarios	3.209.565	0	0	0	0	3.209.565
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	773.284	0	0	0	0	773.284
401	04	10	00	Complemento a empleados por días feriados	696.474	0	0	0	0	696.474

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070003 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ANZOÁTEGUI

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.298

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ANZOÁTEGUI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	27.468	0	0	0	0	27.468
401	04	20	00	Complemento a obreros por días feriados	25.465	0	0	0	0	25.465
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	193.304	0	0	0	0	193.304
401	04	28	00	Complemento al personal contratado por días feriados	426.334	0	0	0	0	426.334
401	04	96	00	Otros complementos a empleados	646.726	0	0	0	0	646.726
401	04	97	00	Otros complementos a obreros	23.646	0	0	0	0	23.646
401	04	98	00	Otros complementos al personal contratado	396.864	0	0	0	0	396.864
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	67.070.910	0	0	0	0	67.070.910
401	05	01	00	Aguinaldos a empleados	32.357.462	0	0	0	0	32.357.462
401	05	03	00	Bono vacacional a empleados	28.772.524	0	0	0	0	28.772.524
401	05	04	00	Aguinaldos a obreros	1.240.119	0	0	0	0	1.240.119
401	05	06	00	Bono vacacional a obreros	507.164	0	0	0	0	507.164
401	05	07	00	Aguinaldos al personal contratado	2.523.240	0	0	0	0	2.523.240
401	05	08	00	Bono vacacional al personal contratado	1.670.401	0	0	0	0	1.670.401
401	06	00	00	Aportes patronales y legales	8.232.689	0	0	0	0	8.232.689
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.902.447	0	0	0	0	4.902.447
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.099.333	0	0	0	0	1.099.333
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.549.834	0	0	0	0	1.549.834
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	92.321	0	0	0	0	92.321
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	20.516	0	0	0	0	20.516
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	25.358	0	0	0	0	25.358
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	375.840	0	0	0	0	375.840
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	83.520	0	0	0	0	83.520
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	83.520	0	0	0	0	83.520

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070003 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ANZOÁTEGUI

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.298

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ANZOÁTEGUI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	00	00	Asistencia socio-económica	12.698.162	0	0	0	0	12.698.162
401	07	02	00	Becas a empleados	281.700	0	0	0	0	281.700
401	07	03	00	Ayudas por matrimonio a empleados	575	0	0	0	0	575
401	07	04	00	Ayudas por nacimiento de hijos a empleados	575	0	0	0	0	575
401	07	05	00	Ayudas por defunción a empleados	1.161	0	0	0	0	1.161
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	7.111.546	0	0	0	0	7.111.546
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	118.800	0	0	0	0	118.800
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.755.428	0	0	0	0	2.755.428
401	07	18	00	Becas a obreros	71.100	0	0	0	0	71.100
401	07	19	00	Ayudas por matrimonio de obreros	1.070	0	0	0	0	1.070
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.070	0	0	0	0	1.070
401	07	21	00	Ayudas por defunción a obreros	2.475	0	0	0	0	2.475
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	123.095	0	0	0	0	123.095
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	66.150	0	0	0	0	66.150
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	180.101	0	0	0	0	180.101
401	07	76	00	Ayudas por matrimonio al personal contratado	535	0	0	0	0	535
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	535	0	0	0	0	535
401	07	78	00	Ayudas por defunción al personal contratado	1.238	0	0	0	0	1.238
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.945.008	0	0	0	0	1.945.008
401	07	96	00	Otras subvenciones a empleados	21.600	0	0	0	0	21.600
401	07	97	00	Otras subvenciones a obreros	14.400	0	0	0	0	14.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.817.240**	**0**	**0**	**0**	**0**	**5.817.240**
402	01	00	00	Productos alimenticios y agropecuarios	199.971	0	0	0	0	199.971
402	01	01	00	Alimentos y bebidas para personas	199.971	0	0	0	0	199.971
402	02	00	00	Productos de minas, canteras y yacimientos	5.956	0	0	0	0	5.956

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070003 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ANZOÁTEGUI

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.298

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ANZOÁTEGUI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	02	05	00	Piedra, arcilla, arena y tierra	5.956	0	0	0	0	5.956
402	03	00	00	Textiles y vestuarios	17.806	0	0	0	0	17.806
402	03	01	00	Textiles	17.806	0	0	0	0	17.806
402	04	00	00	Productos de cuero y caucho	40.560	0	0	0	0	40.560
402	04	03	00	Cauchos y tripas para vehículos	40.560	0	0	0	0	40.560
402	05	00	00	Productos de papel, cartón e impresos	1.705.152	0	0	0	0	1.705.152
402	05	01	00	Pulpa de madera, papel y cartón	70.080	0	0	0	0	70.080
402	05	03	00	Productos de papel y cartón para oficina	1.635.072	0	0	0	0	1.635.072
402	06	00	00	Productos químicos y derivados	263.771	0	0	0	0	263.771
402	06	01	00	Sustancias químicas y de uso industrial	21.114	0	0	0	0	21.114
402	06	03	00	Tintas, pinturas y colorantes	132.872	0	0	0	0	132.872
402	06	06	00	Combustibles y lubricantes	29.785	0	0	0	0	29.785
402	06	08	00	Productos plásticos	80.000	0	0	0	0	80.000
402	08	00	00	Productos metálicos	291.771	0	0	0	0	291.771
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	178.373	0	0	0	0	178.373
402	08	09	00	Repuestos y accesorios para equipos de transporte	76.416	0	0	0	0	76.416
402	08	10	00	Repuestos y accesorios para otros equipos	36.982	0	0	0	0	36.982
402	10	00	00	Productos varios y útiles diversos	3.292.253	0	0	0	0	3.292.253
402	10	02	00	Materiales y útiles de limpieza y aseo	186.560	0	0	0	0	186.560
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	324.032	0	0	0	0	324.032
402	10	06	00	Condecoraciones, ofrendas y similares	22.368	0	0	0	0	22.368
402	10	07	00	Productos de seguridad en el trabajo	23.462	0	0	0	0	23.462
402	10	08	00	Materiales para equipos de computación	2.334.899	0	0	0	0	2.334.899
402	10	11	00	Materiales eléctricos	285.252	0	0	0	0	285.252
402	10	12	00	Materiales para instalaciones sanitarias	115.680	0	0	0	0	115.680

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070003 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ANZOÁTEGUI

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.298

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ANZOÁTEGUI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.602.401**	**0**	**0**	**0**	**0**	**1.602.401**
403	06	00	00	Servicios de transporte y almacenaje	2.352	0	0	0	0	2.352
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	2.352	0	0	0	0	2.352
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	23.040	0	0	0	0	23.040
403	08	02	00	Comisiones y gastos bancarios	23.040	0	0	0	0	23.040
403	09	00	00	Viáticos y pasajes	372.342	0	0	0	0	372.342
403	09	01	00	Viáticos y pasajes dentro del país	372.342	0	0	0	0	372.342
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	32.122	0	0	0	0	32.122
403	10	99	00	Otros servicios profesionales y técnicos	32.122	0	0	0	0	32.122
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	265.333	0	0	0	0	265.333
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	94.640	0	0	0	0	94.640
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	170.693	0	0	0	0	170.693
403	12	00	00	Conservación y reparaciones menores de obras	119.230	0	0	0	0	119.230
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	119.230	0	0	0	0	119.230
403	18	00	00	Impuestos indirectos	787.982	0	0	0	0	787.982
403	18	01	00	Impuesto al valor agregado	787.982	0	0	0	0	787.982
404	**00**	**00**	**00**	**Activos reales**	**307.203**	**0**	**0**	**0**	**0**	**307.203**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	64.830	0	0	0	0	64.830
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	64.830	0	0	0	0	64.830
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	242.373	0	0	0	0	242.373
404	09	01	00	Mobiliario y equipos de oficina	43.384	0	0	0	0	43.384
404	09	02	00	Equipos de computación	120.141	0	0	0	0	120.141
404	09	03	00	Mobiliario y equipos de alojamiento	78.848	0	0	0	0	78.848
407	**00**	**00**	**00**	**Transferencias y donaciones**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
407	01	00	00	Transferencias y donaciones corrientes internas	250.000	0	0	0	0	250.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070003 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ANZOÁTEGUI

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.298

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ANZOÁTEGUI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	02	00	Donaciones corrientes internas al sector privado	250.000	0	0	0	0	250.000
407	01	02	01	Donaciones corrientes a personas	250.000	0	0	0	0	250.000
				Totales	**183.720.088**	**0**	**0**	**0**	**0**	**183.720.088**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070004 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO APURE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.988

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO APURE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	132.964.682	0	0	0	0	132.964.682
401	01	00	00	Sueldos, salarios y otras retribuciones	50.908.709	0	0	0	0	50.908.709
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	38.238.671	0	0	0	0	38.238.671
401	01	03	00	Suplencias a empleados	6.427.500	0	0	0	0	6.427.500
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.449.110	0	0	0	0	2.449.110
401	01	13	00	Suplencias a obreros	105.312	0	0	0	0	105.312
401	01	18	00	Remuneraciones al personal contratado	3.645.616	0	0	0	0	3.645.616
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	3.645.616	0	0	0	0	3.645.616
401	01	99	00	Otras retribuciones	42.500	0	0	0	0	42.500
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.057.227	0	0	0	0	2.057.227
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.856.610	0	0	0	0	1.856.610
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	200.617	0	0	0	0	200.617
401	03	00	00	Primas	13.923.698	0	0	0	0	13.923.698
401	03	01	00	Primas por mérito a empleados	1.757.468	0	0	0	0	1.757.468
401	03	02	00	Primas de transporte a empleados	720.000	0	0	0	0	720.000
401	03	08	00	Primas de profesionalización a empleados	2.400.312	0	0	0	0	2.400.312
401	03	09	00	Primas por antigüedad a empleados	7.897.123	0	0	0	0	7.897.123
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	590.000	0	0	0	0	590.000
401	03	16	00	Primas por mérito a obreros	235.543	0	0	0	0	235.543
401	03	17	00	Primas de transporte a obreros	2.754	0	0	0	0	2.754
401	03	19	00	Primas por hijos de obreros	19.500	0	0	0	0	19.500
401	03	21	00	Primas por antigüedad a obreros	297.998	0	0	0	0	297.998
401	03	39	00	Primas por hijos al personal contratado	3.000	0	0	0	0	3.000
401	04	00	00	Complementos de sueldos y salarios	2.708.959	0	0	0	0	2.708.959
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	652.548	0	0	0	0	652.548

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070004 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO APURE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.988

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO APURE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	10	00	Complemento a empleados por días feriados	587.731	0	0	0	0	587.731
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	23.179	0	0	0	0	23.179
401	04	20	00	Complemento a obreros por días feriados	21.489	0	0	0	0	21.489
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	163.381	0	0	0	0	163.381
401	04	28	00	Complemento al personal contratado por días feriados	360.027	0	0	0	0	360.027
401	04	96	00	Otros complementos a empleados	545.750	0	0	0	0	545.750
401	04	97	00	Otros complementos a obreros	19.954	0	0	0	0	19.954
401	04	98	00	Otros complementos al personal contratado	334.900	0	0	0	0	334.900
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	48.232.889	0	0	0	0	48.232.889
401	05	01	00	Aguinaldos a empleados	21.834.930	0	0	0	0	21.834.930
401	05	03	00	Bono vacacional a empleados	19.960.644	0	0	0	0	19.960.644
401	05	04	00	Aguinaldos a obreros	2.295.963	0	0	0	0	2.295.963
401	05	06	00	Bono vacacional a obreros	938.965	0	0	0	0	938.965
401	05	07	00	Aguinaldos al personal contratado	1.794.901	0	0	0	0	1.794.901
401	05	08	00	Bono vacacional al personal contratado	1.407.486	0	0	0	0	1.407.486
401	06	00	00	Aportes patronales y legales	5.973.029	0	0	0	0	5.973.029
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.413.566	0	0	0	0	3.413.566
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	764.773	0	0	0	0	764.773
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.081.592	0	0	0	0	1.081.592
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	170.769	0	0	0	0	170.769
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	37.949	0	0	0	0	37.949
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	46.948	0	0	0	0	46.948
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	316.684	0	0	0	0	316.684
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	70.374	0	0	0	0	70.374

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070004 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO APURE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.988

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO APURE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	70.374	0	0	0	0	70.374
401	07	00	00	Asistencia socio-económica	9.160.171	0	0	0	0	9.160.171
401	07	02	00	Becas a empleados	407.700	0	0	0	0	407.700
401	07	03	00	Ayudas por matrimonio a empleados	1.070	0	0	0	0	1.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.070	0	0	0	0	1.070
401	07	05	00	Ayudas por defunción a empleados	2.475	0	0	0	0	2.475
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.884.151	0	0	0	0	4.884.151
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	172.800	0	0	0	0	172.800
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.620.840	0	0	0	0	1.620.840
401	07	18	00	Becas a obreros	65.700	0	0	0	0	65.700
401	07	19	00	Ayudas por matrimonio de obreros	535	0	0	0	0	535
401	07	20	00	Ayudas por nacimiento de hijos de obreros	535	0	0	0	0	535
401	07	21	00	Ayudas por defunción a obreros	1.238	0	0	0	0	1.238
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	227.692	0	0	0	0	227.692
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	97.200	0	0	0	0	97.200
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	180.101	0	0	0	0	180.101
401	07	76	00	Ayudas por matrimonio al personal contratado	535	0	0	0	0	535
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	535	0	0	0	0	535
401	07	78	00	Ayudas por defunción al personal contratado	1.238	0	0	0	0	1.238
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.458.756	0	0	0	0	1.458.756
401	07	96	00	Otras subvenciones a empleados	21.600	0	0	0	0	21.600
401	07	97	00	Otras subvenciones a obreros	14.400	0	0	0	0	14.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.975.109**	**0**	**0**	**0**	**0**	**2.975.109**
402	01	00	00	Productos alimenticios y agropecuarios	126.072	0	0	0	0	126.072
402	01	01	00	Alimentos y bebidas para personas	126.072	0	0	0	0	126.072

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070004 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO APURE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.988

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO APURE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	02	00	00	Productos de minas, canteras y yacimientos	1.985	0	0	0	0	1.985
402	02	05	00	Piedra, arcilla, arena y tierra	1.985	0	0	0	0	1.985
402	03	00	00	Textiles y vestuarios	27.024	0	0	0	0	27.024
402	03	01	00	Textiles	27.024	0	0	0	0	27.024
402	04	00	00	Productos de cuero y caucho	99.520	0	0	0	0	99.520
402	04	03	00	Cauchos y tripas para vehículos	99.520	0	0	0	0	99.520
402	05	00	00	Productos de papel, cartón e impresos	427.184	0	0	0	0	427.184
402	05	01	00	Pulpa de madera, papel y cartón	73.126	0	0	0	0	73.126
402	05	02	00	Envases y cajas de papel y cartón	4.992	0	0	0	0	4.992
402	05	03	00	Productos de papel y cartón para oficina	349.066	0	0	0	0	349.066
402	06	00	00	Productos químicos y derivados	895.155	0	0	0	0	895.155
402	06	01	00	Sustancias químicas y de uso industrial	9.541	0	0	0	0	9.541
402	06	02	00	Abonos, plaguicidas y otros	6.608	0	0	0	0	6.608
402	06	03	00	Tintas, pinturas y colorantes	742.960	0	0	0	0	742.960
402	06	05	00	Productos de tocador	6.323	0	0	0	0	6.323
402	06	06	00	Combustibles y lubricantes	34.320	0	0	0	0	34.320
402	06	07	00	Productos diversos derivados del petróleo y del carbón	9.728	0	0	0	0	9.728
402	06	08	00	Productos plásticos	85.675	0	0	0	0	85.675
402	07	00	00	Productos minerales no metálicos	100.158	0	0	0	0	100.158
402	07	02	00	Vidrios y productos de vidrio	13.190	0	0	0	0	13.190
402	07	03	00	Productos de arcilla para construcción	5.723	0	0	0	0	5.723
402	07	04	00	Cemento, cal y yeso	81.245	0	0	0	0	81.245
402	08	00	00	Productos metálicos	279.292	0	0	0	0	279.292
402	08	01	00	Productos primarios de hierro y acero	2.675	0	0	0	0	2.675
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	84.470	0	0	0	0	84.470

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070004 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO APURE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.988

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO APURE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	07	00	Material de señalamiento	14.123	0	0	0	0	14.123
402	08	09	00	Repuestos y accesorios para equipos de transporte	165.544	0	0	0	0	165.544
402	08	99	00	Otros productos metálicos	12.480	0	0	0	0	12.480
402	09	00	00	Productos de madera	96.720	0	0	0	0	96.720
402	09	01	00	Productos primarios de madera	96.720	0	0	0	0	96.720
402	10	00	00	Productos varios y útiles diversos	921.999	0	0	0	0	921.999
402	10	02	00	Materiales y útiles de limpieza y aseo	287.606	0	0	0	0	287.606
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	186.941	0	0	0	0	186.941
402	10	07	00	Productos de seguridad en el trabajo	11.003	0	0	0	0	11.003
402	10	08	00	Materiales para equipos de computación	370.155	0	0	0	0	370.155
402	10	11	00	Materiales eléctricos	66.294	0	0	0	0	66.294
403	**00**	**00**	**00**	**Servicios no personales**	**2.344.830**	**0**	**0**	**0**	**0**	**2.344.830**
403	06	00	00	Servicios de transporte y almacenaje	5.984	0	0	0	0	5.984
403	06	01	00	Fletes y embalajes	5.984	0	0	0	0	5.984
403	07	00	00	Servicios de información, impresión y relaciones públicas	9.155	0	0	0	0	9.155
403	07	02	00	Imprenta y reproducción	9.155	0	0	0	0	9.155
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.072	0	0	0	0	3.072
403	08	02	00	Comisiones y gastos bancarios	3.072	0	0	0	0	3.072
403	09	00	00	Viáticos y pasajes	542.496	0	0	0	0	542.496
403	09	01	00	Viáticos y pasajes dentro del país	542.496	0	0	0	0	542.496
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	71.920	0	0	0	0	71.920
403	10	99	00	Otros servicios profesionales y técnicos	71.920	0	0	0	0	71.920
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	774.125	0	0	0	0	774.125
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	334.880	0	0	0	0	334.880
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	305.605	0	0	0	0	305.605

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070004 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO APURE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.988

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO APURE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	133.640	0	0	0	0	133.640
403	12	00	00	Conservación y reparaciones menores de obras	308.419	0	0	0	0	308.419
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	308.419	0	0	0	0	308.419
403	18	00	00	Impuestos indirectos	629.659	0	0	0	0	629.659
403	18	01	00	Impuesto al valor agregado	629.659	0	0	0	0	629.659
404	**00**	**00**	**00**	**Activos reales**	**1.099.374**	**0**	**0**	**0**	**0**	**1.099.374**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	126.880	0	0	0	0	126.880
404	01	01	00	Repuestos mayores	126.880	0	0	0	0	126.880
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	126.880	0	0	0	0	126.880
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	256.598	0	0	0	0	256.598
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	158.600	0	0	0	0	158.600
404	03	05	00	Maquinaria y equipos industriales y de taller	24.672	0	0	0	0	24.672
404	03	06	00	Maquinaria y equipos de energía	22.595	0	0	0	0	22.595
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	50.731	0	0	0	0	50.731
404	05	00	00	Equipos de comunicaciones y de señalamiento	86.910	0	0	0	0	86.910
404	05	01	00	Equipos de telecomunicaciones	86.910	0	0	0	0	86.910
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	25.802	0	0	0	0	25.802
404	07	03	00	Obras de arte	25.802	0	0	0	0	25.802
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	603.184	0	0	0	0	603.184
404	09	01	00	Mobiliario y equipos de oficina	151.344	0	0	0	0	151.344
404	09	02	00	Equipos de computación	197.120	0	0	0	0	197.120
404	09	03	00	Mobiliario y equipos de alojamiento	254.720	0	0	0	0	254.720
407	**00**	**00**	**00**	**Transferencias y donaciones**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
407	01	00	00	Transferencias y donaciones corrientes internas	250.000	0	0	0	0	250.000
407	01	02	00	Donaciones corrientes internas al sector privado	250.000	0	0	0	0	250.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070004 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO APURE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.988

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO APURE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	02	01	Donaciones corrientes a personas	250.000	0	0	0	0	250.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**184.142**	**0**	**0**	**0**	**0**	**184.142**
411	11	00	00	Obligaciones de ejercicios anteriores	184.142	0	0	0	0	184.142
411	11	04	00	Compromisos pendientes de ejercicios anteriores	184.142	0	0	0	0	184.142
				Totales	**139.818.137**	**0**	**0**	**0**	**0**	**139.818.137**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070005 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ARAGUA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.844

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ARAGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**178.848.784**	**0**	**0**	**0**	**0**	**178.848.784**
401	01	00	00	Sueldos, salarios y otras retribuciones	65.665.651	0	0	0	0	65.665.651
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	54.807.576	0	0	0	0	54.807.576
401	01	03	00	Suplencias a empleados	3.721.087	0	0	0	0	3.721.087
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.364.521	0	0	0	0	1.364.521
401	01	18	00	Remuneraciones al personal contratado	5.711.867	0	0	0	0	5.711.867
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	5.711.867	0	0	0	0	5.711.867
401	01	99	00	Otras retribuciones	60.600	0	0	0	0	60.600
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.255.224	0	0	0	0	2.255.224
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.121.345	0	0	0	0	2.121.345
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	133.879	0	0	0	0	133.879
401	03	00	00	Primas	18.420.754	0	0	0	0	18.420.754
401	03	01	00	Primas por mérito a empleados	2.394.528	0	0	0	0	2.394.528
401	03	02	00	Primas de transporte a empleados	802.500	0	0	0	0	802.500
401	03	08	00	Primas de profesionalización a empleados	3.712.531	0	0	0	0	3.712.531
401	03	09	00	Primas por antigüedad a empleados	10.041.459	0	0	0	0	10.041.459
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.060.000	0	0	0	0	1.060.000
401	03	16	00	Primas por mérito a obreros	164.453	0	0	0	0	164.453
401	03	19	00	Primas por hijos de obreros	22.500	0	0	0	0	22.500
401	03	21	00	Primas por antigüedad a obreros	218.283	0	0	0	0	218.283
401	03	39	00	Primas por hijos al personal contratado	4.500	0	0	0	0	4.500
401	04	00	00	Complementos de sueldos y salarios	3.227.444	0	0	0	0	3.227.444
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	777.596	0	0	0	0	777.596
401	04	10	00	Complemento a empleados por días feriados	700.358	0	0	0	0	700.358
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	27.621	0	0	0	0	27.621

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070005 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ARAGUA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.844

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ARAGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	20	00	Complemento a obreros por días feriados	25.607	0	0	0	0	25.607
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	194.373	0	0	0	0	194.373
401	04	28	00	Complemento al personal contratado por días feriados	428.702	0	0	0	0	428.702
401	04	96	00	Otros complementos a empleados	650.332	0	0	0	0	650.332
401	04	97	00	Otros complementos a obreros	23.778	0	0	0	0	23.778
401	04	98	00	Otros complementos al personal contratado	399.077	0	0	0	0	399.077
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	68.042.817	0	0	0	0	68.042.817
401	05	01	00	Aguinaldos a empleados	32.010.721	0	0	0	0	32.010.721
401	05	03	00	Bono vacacional a empleados	28.484.657	0	0	0	0	28.484.657
401	05	04	00	Aguinaldos a obreros	1.636.007	0	0	0	0	1.636.007
401	05	06	00	Bono vacacional a obreros	669.067	0	0	0	0	669.067
401	05	07	00	Aguinaldos al personal contratado	2.957.618	0	0	0	0	2.957.618
401	05	08	00	Bono vacacional al personal contratado	2.284.747	0	0	0	0	2.284.747
401	06	00	00	Aportes patronales y legales	8.437.002	0	0	0	0	8.437.002
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.884.262	0	0	0	0	4.884.262
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.096.152	0	0	0	0	1.096.152
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.535.708	0	0	0	0	1.535.708
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	119.229	0	0	0	0	119.229
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	26.495	0	0	0	0	26.495
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	33.453	0	0	0	0	33.453
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	513.229	0	0	0	0	513.229
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	114.237	0	0	0	0	114.237
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	114.237	0	0	0	0	114.237
401	07	00	00	Asistencia socio-económica	12.799.892	0	0	0	0	12.799.892

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070005 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ARAGUA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.844

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ARAGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	02	00	Becas a empleados	115.200	0	0	0	0	115.200
401	07	03	00	Ayudas por matrimonio a empleados	1.070	0	0	0	0	1.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.070	0	0	0	0	1.070
401	07	05	00	Ayudas por defunción a empleados	2.475	0	0	0	0	2.475
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	7.063.019	0	0	0	0	7.063.019
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	182.250	0	0	0	0	182.250
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.917.512	0	0	0	0	2.917.512
401	07	18	00	Becas a obreros	59.400	0	0	0	0	59.400
401	07	19	00	Ayudas por matrimonio de obreros	535	0	0	0	0	535
401	07	20	00	Ayudas por nacimiento de hijos de obreros	535	0	0	0	0	535
401	07	21	00	Ayudas por defunción a obreros	1.238	0	0	0	0	1.238
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	158.971	0	0	0	0	158.971
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	140.400	0	0	0	0	140.400
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	180.101	0	0	0	0	180.101
401	07	76	00	Ayudas por matrimonio al personal contratado	535	0	0	0	0	535
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	535	0	0	0	0	535
401	07	78	00	Ayudas por defunción al personal contratado	1.238	0	0	0	0	1.238
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.945.008	0	0	0	0	1.945.008
401	07	96	00	Otras subvenciones a empleados	14.400	0	0	0	0	14.400
401	07	97	00	Otras subvenciones a obreros	14.400	0	0	0	0	14.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.758.560**	**0**	**0**	**0**	**0**	**4.758.560**
402	01	00	00	Productos alimenticios y agropecuarios	541.034	0	0	0	0	541.034
402	01	01	00	Alimentos y bebidas para personas	541.034	0	0	0	0	541.034
402	04	00	00	Productos de cuero y caucho	135.200	0	0	0	0	135.200
402	04	03	00	Cauchos y tripas para vehículos	135.200	0	0	0	0	135.200

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070005 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ARAGUA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.844

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ARAGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	860.733	0	0	0	0	860.733
402	05	01	00	Pulpa de madera, papel y cartón	196.560	0	0	0	0	196.560
402	05	03	00	Productos de papel y cartón para oficina	642.541	0	0	0	0	642.541
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	21.632	0	0	0	0	21.632
402	06	00	00	Productos químicos y derivados	699.352	0	0	0	0	699.352
402	06	03	00	Tintas, pinturas y colorantes	350.744	0	0	0	0	350.744
402	06	06	00	Combustibles y lubricantes	40.008	0	0	0	0	40.008
402	06	08	00	Productos plásticos	308.600	0	0	0	0	308.600
402	08	00	00	Productos metálicos	301.520	0	0	0	0	301.520
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	166.729	0	0	0	0	166.729
402	08	09	00	Repuestos y accesorios para equipos de transporte	66.532	0	0	0	0	66.532
402	08	10	00	Repuestos y accesorios para otros equipos	68.259	0	0	0	0	68.259
402	10	00	00	Productos varios y útiles diversos	2.220.721	0	0	0	0	2.220.721
402	10	02	00	Materiales y útiles de limpieza y aseo	252.176	0	0	0	0	252.176
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	23.040	0	0	0	0	23.040
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	248.944	0	0	0	0	248.944
402	10	07	00	Productos de seguridad en el trabajo	41.434	0	0	0	0	41.434
402	10	08	00	Materiales para equipos de computación	1.018.459	0	0	0	0	1.018.459
402	10	11	00	Materiales eléctricos	461.976	0	0	0	0	461.976
402	10	12	00	Materiales para instalaciones sanitarias	152.748	0	0	0	0	152.748
402	10	13	00	Materiales fotográficos	9.464	0	0	0	0	9.464
402	10	99	00	Otros productos y útiles diversos	12.480	0	0	0	0	12.480
403	**00**	**00**	**00**	**Servicios no personales**	**2.997.983**	**0**	**0**	**0**	**0**	**2.997.983**
403	06	00	00	Servicios de transporte y almacenaje	17.648	0	0	0	0	17.648
403	06	01	00	Fletes y embalajes	14.960	0	0	0	0	14.960

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070005 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ARAGUA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.844

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ARAGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	2.688	0	0	0	0	2.688
403	07	00	00	Servicios de información, impresión y relaciones públicas	64.032	0	0	0	0	64.032
403	07	02	00	Imprenta y reproducción	64.032	0	0	0	0	64.032
403	09	00	00	Viáticos y pasajes	184.853	0	0	0	0	184.853
403	09	01	00	Viáticos y pasajes dentro del país	184.853	0	0	0	0	184.853
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	263.081	0	0	0	0	263.081
403	10	99	00	Otros servicios profesionales y técnicos	263.081	0	0	0	0	263.081
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.272.403	0	0	0	0	1.272.403
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	580.376	0	0	0	0	580.376
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	21.581	0	0	0	0	21.581
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	56.160	0	0	0	0	56.160
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	481.676	0	0	0	0	481.676
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	132.610	0	0	0	0	132.610
403	12	00	00	Conservación y reparaciones menores de obras	226.117	0	0	0	0	226.117
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	226.117	0	0	0	0	226.117
403	18	00	00	Impuestos indirectos	846.527	0	0	0	0	846.527
403	18	01	00	Impuesto al valor agregado	846.527	0	0	0	0	846.527
403	99	00	00	Otros servicios no personales	123.322	0	0	0	0	123.322
403	99	01	00	Otros servicios no personales	123.322	0	0	0	0	123.322
404	**00**	**00**	**00**	**Activos reales**	**329.225**	**0**	**0**	**0**	**0**	**329.225**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	121.241	0	0	0	0	121.241
404	01	01	00	Repuestos mayores	121.241	0	0	0	0	121.241
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	41.086	0	0	0	0	41.086
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	80.155	0	0	0	0	80.155

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070005 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ARAGUA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.844

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ARAGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.656	0	0	0	0	6.656
404	05	01	00	Equipos de telecomunicaciones	6.656	0	0	0	0	6.656
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	201.328	0	0	0	0	201.328
404	09	01	00	Mobiliario y equipos de oficina	119.600	0	0	0	0	119.600
404	09	02	00	Equipos de computación	69.136	0	0	0	0	69.136
404	09	03	00	Mobiliario y equipos de alojamiento	12.592	0	0	0	0	12.592
407	**00**	**00**	**00**	**Transferencias y donaciones**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
407	01	00	00	Transferencias y donaciones corrientes internas	250.000	0	0	0	0	250.000
407	01	02	00	Donaciones corrientes internas al sector privado	250.000	0	0	0	0	250.000
407	01	02	01	Donaciones corrientes a personas	250.000	0	0	0	0	250.000
				Totales	**187.184.552**	**0**	**0**	**0**	**0**	**187.184.552**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070006 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO BARINAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.448

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**178.781.923**	0	0	0	0	**178.781.923**
401	01	00	00	Sueldos, salarios y otras retribuciones	66.626.341	0	0	0	0	66.626.341
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	47.842.543	0	0	0	0	47.842.543
401	01	03	00	Suplencias a empleados	6.624.074	0	0	0	0	6.624.074
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	3.670.465	0	0	0	0	3.670.465
401	01	18	00	Remuneraciones al personal contratado	7.063.820	0	0	0	0	7.063.820
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	7.063.820	0	0	0	0	7.063.820
401	01	99	00	Otras retribuciones	1.425.439	0	0	0	0	1.425.439
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	6.942.502	0	0	0	0	6.942.502
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	6.058.671	0	0	0	0	6.058.671
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	883.831	0	0	0	0	883.831
401	03	00	00	Primas	16.591.308	0	0	0	0	16.591.308
401	03	01	00	Primas por mérito a empleados	2.044.699	0	0	0	0	2.044.699
401	03	02	00	Primas de transporte a empleados	802.500	0	0	0	0	802.500
401	03	08	00	Primas de profesionalización a empleados	3.872.409	0	0	0	0	3.872.409
401	03	09	00	Primas por antigüedad a empleados	8.410.116	0	0	0	0	8.410.116
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	740.000	0	0	0	0	740.000
401	03	16	00	Primas por mérito a obreros	331.506	0	0	0	0	331.506
401	03	17	00	Primas de transporte a obreros	2.889	0	0	0	0	2.889
401	03	19	00	Primas por hijos de obreros	21.000	0	0	0	0	21.000
401	03	21	00	Primas por antigüedad a obreros	361.689	0	0	0	0	361.689
401	03	39	00	Primas por hijos al personal contratado	4.500	0	0	0	0	4.500
401	04	00	00	Complementos de sueldos y salarios	3.054.616	0	0	0	0	3.054.616
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	735.913	0	0	0	0	735.913
401	04	10	00	Complemento a empleados por días feriados	662.816	0	0	0	0	662.816

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070006 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO BARINAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.448

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	26.141	0	0	0	0	26.141
401	04	20	00	Complemento a obreros por días feriados	24.234	0	0	0	0	24.234
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	184.042	0	0	0	0	184.042
401	04	28	00	Complemento al personal contratado por días feriados	405.810	0	0	0	0	405.810
401	04	96	00	Otros complementos a empleados	615.472	0	0	0	0	615.472
401	04	97	00	Otros complementos a obreros	22.503	0	0	0	0	22.503
401	04	98	00	Otros complementos al personal contratado	377.685	0	0	0	0	377.685
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	65.564.316	0	0	0	0	65.564.316
401	05	01	00	Aguinaldos a empleados	25.873.369	0	0	0	0	25.873.369
401	05	03	00	Bono vacacional a empleados	28.583.775	0	0	0	0	28.583.775
401	05	04	00	Aguinaldos a obreros	3.145.497	0	0	0	0	3.145.497
401	05	06	00	Bono vacacional a obreros	2.786.394	0	0	0	0	2.786.394
401	05	07	00	Aguinaldos al personal contratado	2.049.753	0	0	0	0	2.049.753
401	05	08	00	Bono vacacional al personal contratado	3.125.528	0	0	0	0	3.125.528
401	06	00	00	Aportes patronales y legales	7.912.760	0	0	0	0	7.912.760
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.915.817	0	0	0	0	3.915.817
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.376.851	0	0	0	0	1.376.851
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.233.725	0	0	0	0	1.233.725
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	240.342	0	0	0	0	240.342
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	253.409	0	0	0	0	253.409
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	64.320	0	0	0	0	64.320
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	365.744	0	0	0	0	365.744
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	81.276	0	0	0	0	81.276
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	381.276	0	0	0	0	381.276

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070006 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO BARINAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.448

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	00	00	Asistencia socio-económica	12.090.080	0	0	0	0	12.090.080
401	07	02	00	Becas a empleados	495.900	0	0	0	0	495.900
401	07	03	00	Ayudas por matrimonio a empleados	1.070	0	0	0	0	1.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.070	0	0	0	0	1.070
401	07	05	00	Ayudas por defunción a empleados	2.475	0	0	0	0	2.475
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	6.588.110	0	0	0	0	6.588.110
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	148.500	0	0	0	0	148.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.593.344	0	0	0	0	2.593.344
401	07	18	00	Becas a obreros	64.800	0	0	0	0	64.800
401	07	19	00	Ayudas por matrimonio de obreros	535	0	0	0	0	535
401	07	20	00	Ayudas por nacimiento de hijos de obreros	535	0	0	0	0	535
401	07	21	00	Ayudas por defunción a obreros	1.238	0	0	0	0	1.238
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	320.456	0	0	0	0	320.456
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	122.850	0	0	0	0	122.850
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	244.934	0	0	0	0	244.934
401	07	76	00	Ayudas por matrimonio al personal contratado	535	0	0	0	0	535
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	535	0	0	0	0	535
401	07	78	00	Ayudas por defunción al personal contratado	1.237	0	0	0	0	1.237
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.458.756	0	0	0	0	1.458.756
401	07	96	00	Otras subvenciones a empleados	28.800	0	0	0	0	28.800
401	07	97	00	Otras subvenciones a obreros	14.400	0	0	0	0	14.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.419.828**	**0**	**0**	**0**	**0**	**3.419.828**
402	01	00	00	Productos alimenticios y agropecuarios	107.618	0	0	0	0	107.618
402	01	01	00	Alimentos y bebidas para personas	107.618	0	0	0	0	107.618
402	03	00	00	Textiles y vestuarios	14.293	0	0	0	0	14.293

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070006 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO BARINAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.448

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	01	00	Textiles	14.293	0	0	0	0	14.293
402	04	00	00	Productos de cuero y caucho	80.288	0	0	0	0	80.288
402	04	03	00	Cauchos y tripas para vehículos	80.288	0	0	0	0	80.288
402	05	00	00	Productos de papel, cartón e impresos	848.138	0	0	0	0	848.138
402	05	01	00	Pulpa de madera, papel y cartón	67.472	0	0	0	0	67.472
402	05	03	00	Productos de papel y cartón para oficina	780.666	0	0	0	0	780.666
402	06	00	00	Productos químicos y derivados	214.270	0	0	0	0	214.270
402	06	02	00	Abonos, plaguicidas y otros	3.304	0	0	0	0	3.304
402	06	03	00	Tintas, pinturas y colorantes	73.128	0	0	0	0	73.128
402	06	06	00	Combustibles y lubricantes	34.608	0	0	0	0	34.608
402	06	08	00	Productos plásticos	103.230	0	0	0	0	103.230
402	08	00	00	Productos metálicos	111.716	0	0	0	0	111.716
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	54.319	0	0	0	0	54.319
402	08	09	00	Repuestos y accesorios para equipos de transporte	36.480	0	0	0	0	36.480
402	08	10	00	Repuestos y accesorios para otros equipos	20.917	0	0	0	0	20.917
402	10	00	00	Productos varios y útiles diversos	2.036.995	0	0	0	0	2.036.995
402	10	02	00	Materiales y útiles de limpieza y aseo	70.363	0	0	0	0	70.363
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	15.360	0	0	0	0	15.360
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	140.458	0	0	0	0	140.458
402	10	06	00	Condecoraciones, ofrendas y similares	25.542	0	0	0	0	25.542
402	10	07	00	Productos de seguridad en el trabajo	66.142	0	0	0	0	66.142
402	10	08	00	Materiales para equipos de computación	1.595.389	0	0	0	0	1.595.389
402	10	11	00	Materiales eléctricos	112.115	0	0	0	0	112.115
402	10	12	00	Materiales para instalaciones sanitarias	11.626	0	0	0	0	11.626
402	99	00	00	Otros materiales y suministros	6.510	0	0	0	0	6.510

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070006 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO BARINAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.448

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	99	01	00	Otros materiales y suministros	6.510	0	0	0	0	6.510
403	**00**	**00**	**00**	**Servicios no personales**	**2.330.075**	**0**	**0**	**0**	**0**	**2.330.075**
403	06	00	00	Servicios de transporte y almacenaje	2.688	0	0	0	0	2.688
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	2.688	0	0	0	0	2.688
403	07	00	00	Servicios de información, impresión y relaciones públicas	28.960	0	0	0	0	28.960
403	07	02	00	Imprenta y reproducción	5.677	0	0	0	0	5.677
403	07	03	00	Relaciones sociales	10.035	0	0	0	0	10.035
403	07	04	00	Avisos	13.248	0	0	0	0	13.248
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	19.968	0	0	0	0	19.968
403	08	02	00	Comisiones y gastos bancarios	19.968	0	0	0	0	19.968
403	09	00	00	Viáticos y pasajes	671.623	0	0	0	0	671.623
403	09	01	00	Viáticos y pasajes dentro del país	671.623	0	0	0	0	671.623
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	314.496	0	0	0	0	314.496
403	10	99	00	Otros servicios profesionales y técnicos	314.496	0	0	0	0	314.496
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	614.435	0	0	0	0	614.435
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	369.227	0	0	0	0	369.227
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	2.638	0	0	0	0	2.638
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	242.570	0	0	0	0	242.570
403	12	00	00	Conservación y reparaciones menores de obras	83.450	0	0	0	0	83.450
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	83.450	0	0	0	0	83.450
403	18	00	00	Impuestos indirectos	594.455	0	0	0	0	594.455
403	18	01	00	Impuesto al valor agregado	594.455	0	0	0	0	594.455
404	**00**	**00**	**00**	**Activos reales**	**469.966**	**0**	**0**	**0**	**0**	**469.966**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	113.797	0	0	0	0	113.797
404	01	01	00	Repuestos mayores	113.797	0	0	0	0	113.797

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070006 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO BARINAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.448

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	113.797	0	0	0	0	113.797
404	05	00	00	Equipos de comunicaciones y de señalamiento	42.045	0	0	0	0	42.045
404	05	01	00	Equipos de telecomunicaciones	42.045	0	0	0	0	42.045
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	314.124	0	0	0	0	314.124
404	09	01	00	Mobiliario y equipos de oficina	88.805	0	0	0	0	88.805
404	09	02	00	Equipos de computación	196.026	0	0	0	0	196.026
404	09	03	00	Mobiliario y equipos de alojamiento	29.293	0	0	0	0	29.293
407	**00**	**00**	**00**	**Transferencias y donaciones**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
407	01	00	00	Transferencias y donaciones corrientes internas	250.000	0	0	0	0	250.000
407	01	02	00	Donaciones corrientes internas al sector privado	250.000	0	0	0	0	250.000
407	01	02	01	Donaciones corrientes a personas	250.000	0	0	0	0	250.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**277.305**	**0**	**0**	**0**	**0**	**277.305**
411	11	00	00	Obligaciones de ejercicios anteriores	277.305	0	0	0	0	277.305
411	11	04	00	Compromisos pendientes de ejercicios anteriores	277.305	0	0	0	0	277.305
				Totales	**185.529.097**	**0**	**0**	**0**	**0**	**185.529.097**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070007 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.592

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**188.985.010**	**0**	**0**	**0**	**0**	**188.985.010**
401	01	00	00	Sueldos, salarios y otras retribuciones	70.211.783	0	0	0	0	70.211.783
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	60.094.569	0	0	0	0	60.094.569
401	01	03	00	Suplencias a empleados	2.899.834	0	0	0	0	2.899.834
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.090.891	0	0	0	0	1.090.891
401	01	18	00	Remuneraciones al personal contratado	6.063.489	0	0	0	0	6.063.489
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	6.063.489	0	0	0	0	6.063.489
401	01	99	00	Otras retribuciones	63.000	0	0	0	0	63.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.630.936	0	0	0	0	2.630.936
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.526.569	0	0	0	0	2.526.569
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	104.367	0	0	0	0	104.367
401	03	00	00	Primas	20.071.187	0	0	0	0	20.071.187
401	03	01	00	Primas por mérito a empleados	2.430.247	0	0	0	0	2.430.247
401	03	02	00	Primas de transporte a empleados	1.035.000	0	0	0	0	1.035.000
401	03	08	00	Primas de profesionalización a empleados	3.791.100	0	0	0	0	3.791.100
401	03	09	00	Primas por antigüedad a empleados	11.570.072	0	0	0	0	11.570.072
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	900.000	0	0	0	0	900.000
401	03	16	00	Primas por mérito a obreros	135.421	0	0	0	0	135.421
401	03	17	00	Primas de transporte a obreros	1.566	0	0	0	0	1.566
401	03	19	00	Primas por hijos de obreros	25.500	0	0	0	0	25.500
401	03	21	00	Primas por antigüedad a obreros	177.781	0	0	0	0	177.781
401	03	39	00	Primas por hijos al personal contratado	4.500	0	0	0	0	4.500
401	04	00	00	Complementos de sueldos y salarios	3.680.373	0	0	0	0	3.680.373
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	886.833	0	0	0	0	886.833
401	04	10	00	Complemento a empleados por días feriados	798.745	0	0	0	0	798.745

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070007 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.592

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	31.502	0	0	0	0	31.502
401	04	20	00	Complemento a obreros por días feriados	29.204	0	0	0	0	29.204
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	221.446	0	0	0	0	221.446
401	04	28	00	Complemento al personal contratado por días feriados	488.694	0	0	0	0	488.694
401	04	96	00	Otros complementos a empleados	741.691	0	0	0	0	741.691
401	04	97	00	Otros complementos a obreros	27.118	0	0	0	0	27.118
401	04	98	00	Otros complementos al personal contratado	455.140	0	0	0	0	455.140
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	69.914.677	0	0	0	0	69.914.677
401	05	01	00	Aguinaldos a empleados	31.461.200	0	0	0	0	31.461.200
401	05	03	00	Bono vacacional a empleados	29.771.903	0	0	0	0	29.771.903
401	05	04	00	Aguinaldos a obreros	1.342.945	0	0	0	0	1.342.945
401	05	06	00	Bono vacacional a obreros	549.216	0	0	0	0	549.216
401	05	07	00	Aguinaldos al personal contratado	4.364.017	0	0	0	0	4.364.017
401	05	08	00	Bono vacacional al personal contratado	2.425.396	0	0	0	0	2.425.396
401	06	00	00	Aportes patronales y legales	8.860.006	0	0	0	0	8.860.006
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.145.129	0	0	0	0	5.145.129
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.155.355	0	0	0	0	1.155.355
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.623.809	0	0	0	0	1.623.809
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	98.180	0	0	0	0	98.180
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	21.818	0	0	0	0	21.818
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	27.461	0	0	0	0	27.461
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	545.714	0	0	0	0	545.714
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	121.270	0	0	0	0	121.270
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	121.270	0	0	0	0	121.270

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070007 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.592

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	00	00	Asistencia socio-económica	13.616.048	0	0	0	0	13.616.048
401	07	02	00	Becas a empleados	190.800	0	0	0	0	190.800
401	07	03	00	Ayudas por matrimonio a empleados	1.070	0	0	0	0	1.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.070	0	0	0	0	1.070
401	07	05	00	Ayudas por defunción a empleados	2.475	0	0	0	0	2.475
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	7.490.540	0	0	0	0	7.490.540
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	406.350	0	0	0	0	406.350
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.917.512	0	0	0	0	2.917.512
401	07	18	00	Becas a obreros	80.100	0	0	0	0	80.100
401	07	19	00	Ayudas por matrimonio de obreros	535	0	0	0	0	535
401	07	20	00	Ayudas por nacimiento de hijos de obreros	535	0	0	0	0	535
401	07	21	00	Ayudas por defunción a obreros	1.238	0	0	0	0	1.238
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	130.907	0	0	0	0	130.907
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	229.500	0	0	0	0	229.500
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	180.101	0	0	0	0	180.101
401	07	76	00	Ayudas por matrimonio al personal contratado	535	0	0	0	0	535
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	535	0	0	0	0	535
401	07	78	00	Ayudas por defunción al personal contratado	1.237	0	0	0	0	1.237
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.945.008	0	0	0	0	1.945.008
401	07	96	00	Otras subvenciones a empleados	21.600	0	0	0	0	21.600
401	07	97	00	Otras subvenciones a obreros	14.400	0	0	0	0	14.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.294.858**	**0**	**0**	**0**	**0**	**5.294.858**
402	01	00	00	Productos alimenticios y agropecuarios	561.229	0	0	0	0	561.229
402	01	01	00	Alimentos y bebidas para personas	545.741	0	0	0	0	545.741
402	01	03	00	Productos agrícolas y pecuarios	15.488	0	0	0	0	15.488

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070007 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.592

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	00	00	Textiles y vestuarios	29.344	0	0	0	0	29.344
402	03	01	00	Textiles	29.344	0	0	0	0	29.344
402	04	00	00	Productos de cuero y caucho	200.304	0	0	0	0	200.304
402	04	03	00	Cauchos y tripas para vehículos	200.304	0	0	0	0	200.304
402	05	00	00	Productos de papel, cartón e impresos	443.870	0	0	0	0	443.870
402	05	01	00	Pulpa de madera, papel y cartón	24.407	0	0	0	0	24.407
402	05	02	00	Envases y cajas de papel y cartón	21.965	0	0	0	0	21.965
402	05	03	00	Productos de papel y cartón para oficina	297.888	0	0	0	0	297.888
402	05	04	00	Libros, revistas y periódicos	2.330	0	0	0	0	2.330
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	97.280	0	0	0	0	97.280
402	06	00	00	Productos químicos y derivados	590.755	0	0	0	0	590.755
402	06	01	00	Sustancias químicas y de uso industrial	26.176	0	0	0	0	26.176
402	06	02	00	Abonos, plaguicidas y otros	11.107	0	0	0	0	11.107
402	06	03	00	Tintas, pinturas y colorantes	165.288	0	0	0	0	165.288
402	06	04	00	Productos farmacéuticos y medicamentos	21.600	0	0	0	0	21.600
402	06	06	00	Combustibles y lubricantes	95.816	0	0	0	0	95.816
402	06	07	00	Productos diversos derivados del petróleo y del carbón	9.120	0	0	0	0	9.120
402	06	08	00	Productos plásticos	253.328	0	0	0	0	253.328
402	06	99	00	Otros productos de la industria química y conexos	8.320	0	0	0	0	8.320
402	07	00	00	Productos minerales no metálicos	72.043	0	0	0	0	72.043
402	07	02	00	Vidrios y productos de vidrio	51.576	0	0	0	0	51.576
402	07	04	00	Cemento, cal y yeso	20.467	0	0	0	0	20.467
402	08	00	00	Productos metálicos	941.032	0	0	0	0	941.032
402	08	01	00	Productos primarios de hierro y acero	6.478	0	0	0	0	6.478
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	342.038	0	0	0	0	342.038

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070007 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.592

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	04	00	Productos metálicos estructurales	16.961	0	0	0	0	16.961
402	08	05	00	Materiales de orden público, seguridad y defensa	18.672	0	0	0	0	18.672
402	08	07	00	Material de señalamiento	33.178	0	0	0	0	33.178
402	08	09	00	Repuestos y accesorios para equipos de transporte	171.958	0	0	0	0	171.958
402	08	10	00	Repuestos y accesorios para otros equipos	304.227	0	0	0	0	304.227
402	08	99	00	Otros productos metálicos	47.520	0	0	0	0	47.520
402	09	00	00	Productos de madera	23.296	0	0	0	0	23.296
402	09	01	00	Productos primarios de madera	23.296	0	0	0	0	23.296
402	10	00	00	Productos varios y útiles diversos	2.432.985	0	0	0	0	2.432.985
402	10	02	00	Materiales y útiles de limpieza y aseo	349.603	0	0	0	0	349.603
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	32.261	0	0	0	0	32.261
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	602.534	0	0	0	0	602.534
402	10	07	00	Productos de seguridad en el trabajo	395.251	0	0	0	0	395.251
402	10	08	00	Materiales para equipos de computación	216.248	0	0	0	0	216.248
402	10	11	00	Materiales eléctricos	557.075	0	0	0	0	557.075
402	10	12	00	Materiales para instalaciones sanitarias	195.725	0	0	0	0	195.725
402	10	99	00	Otros productos y útiles diversos	84.288	0	0	0	0	84.288
403	**00**	**00**	**00**	**Servicios no personales**	**3.318.901**	**0**	**0**	**0**	**0**	**3.318.901**
403	06	00	00	Servicios de transporte y almacenaje	23.552	0	0	0	0	23.552
403	06	01	00	Fletes y embalajes	17.952	0	0	0	0	17.952
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	5.600	0	0	0	0	5.600
403	07	00	00	Servicios de información, impresión y relaciones públicas	179.282	0	0	0	0	179.282
403	07	02	00	Imprenta y reproducción	45.744	0	0	0	0	45.744
403	07	03	00	Relaciones sociales	130.293	0	0	0	0	130.293
403	07	04	00	Avisos	3.245	0	0	0	0	3.245

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070007 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.592

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	10.137	0	0	0	0	10.137
403	08	02	00	Comisiones y gastos bancarios	10.137	0	0	0	0	10.137
403	09	00	00	Viáticos y pasajes	860.259	0	0	0	0	860.259
403	09	01	00	Viáticos y pasajes dentro del país	860.259	0	0	0	0	860.259
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	458.397	0	0	0	0	458.397
403	10	09	00	Servicios de lavandería y tintorería	3.293	0	0	0	0	3.293
403	10	99	00	Otros servicios profesionales y técnicos	455.104	0	0	0	0	455.104
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	753.084	0	0	0	0	753.084
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	385.957	0	0	0	0	385.957
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	32.858	0	0	0	0	32.858
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	36.008	0	0	0	0	36.008
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	298.261	0	0	0	0	298.261
403	12	00	00	Conservación y reparaciones menores de obras	115.880	0	0	0	0	115.880
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	115.880	0	0	0	0	115.880
403	18	00	00	Impuestos indirectos	918.310	0	0	0	0	918.310
403	18	01	00	Impuesto al valor agregado	918.310	0	0	0	0	918.310
404	**00**	**00**	**00**	**Activos reales**	**817.394**	**0**	**0**	**0**	**0**	**817.394**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	398.107	0	0	0	0	398.107
404	01	01	00	Repuestos mayores	329.592	0	0	0	0	329.592
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	329.592	0	0	0	0	329.592
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	68.515	0	0	0	0	68.515
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	68.515	0	0	0	0	68.515
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	84.200	0	0	0	0	84.200
404	03	05	00	Maquinaria y equipos industriales y de taller	39.400	0	0	0	0	39.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070007 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.592

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	44.800	0	0	0	0	44.800
404	04	00	00	Equipos de transporte, tracción y elevación	3.085	0	0	0	0	3.085
404	04	05	00	Vehículos de tracción no motorizados	3.085	0	0	0	0	3.085
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	19.498	0	0	0	0	19.498
404	07	02	00	Equipos de enseñanza, deporte y recreación	19.498	0	0	0	0	19.498
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	312.504	0	0	0	0	312.504
404	09	01	00	Mobiliario y equipos de oficina	112.855	0	0	0	0	112.855
404	09	02	00	Equipos de computación	111.107	0	0	0	0	111.107
404	09	03	00	Mobiliario y equipos de alojamiento	80.830	0	0	0	0	80.830
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	7.712	0	0	0	0	7.712
407	**00**	**00**	**00**	**Transferencias y donaciones**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
407	01	00	00	Transferencias y donaciones corrientes internas	250.000	0	0	0	0	250.000
407	01	02	00	Donaciones corrientes internas al sector privado	250.000	0	0	0	0	250.000
407	01	02	01	Donaciones corrientes a personas	250.000	0	0	0	0	250.000
				Totales	**198.666.163**	**0**	**0**	**0**	**0**	**198.666.163**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070008 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO CARABOBO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.348

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO CARABOBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**227.261.782**	0	0	0	0	**227.261.782**
401	01	00	00	Sueldos, salarios y otras retribuciones	84.065.864	0	0	0	0	84.065.864
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	68.216.129	0	0	0	0	68.216.129
401	01	03	00	Suplencias a empleados	5.204.529	0	0	0	0	5.204.529
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.007.054	0	0	0	0	2.007.054
401	01	18	00	Remuneraciones al personal contratado	8.560.352	0	0	0	0	8.560.352
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	8.560.352	0	0	0	0	8.560.352
401	01	99	00	Otras retribuciones	77.800	0	0	0	0	77.800
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.114.151	0	0	0	0	3.114.151
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.945.410	0	0	0	0	2.945.410
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	168.741	0	0	0	0	168.741
401	03	00	00	Primas	23.431.088	0	0	0	0	23.431.088
401	03	01	00	Primas por mérito a empleados	2.970.862	0	0	0	0	2.970.862
401	03	02	00	Primas de transporte a empleados	1.065.000	0	0	0	0	1.065.000
401	03	08	00	Primas de profesionalización a empleados	4.713.585	0	0	0	0	4.713.585
401	03	09	00	Primas por antigüedad a empleados	13.010.085	0	0	0	0	13.010.085
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.160.000	0	0	0	0	1.160.000
401	03	16	00	Primas por mérito a obreros	221.519	0	0	0	0	221.519
401	03	17	00	Primas de transporte a obreros	2.700	0	0	0	0	2.700
401	03	19	00	Primas por hijos de obreros	33.000	0	0	0	0	33.000
401	03	21	00	Primas por antigüedad a obreros	249.837	0	0	0	0	249.837
401	03	39	00	Primas por hijos al personal contratado	4.500	0	0	0	0	4.500
401	04	00	00	Complementos de sueldos y salarios	4.919.966	0	0	0	0	4.919.966
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	1.185.798	0	0	0	0	1.185.798
401	04	10	00	Complemento a empleados por días feriados	1.068.014	0	0	0	0	1.068.014

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070008 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO CARABOBO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.348

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO CARABOBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	42.121	0	0	0	0	42.121
401	04	20	00	Complemento a obreros por días feriados	39.049	0	0	0	0	39.049
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	295.541	0	0	0	0	295.541
401	04	28	00	Complemento al personal contratado por días feriados	652.882	0	0	0	0	652.882
401	04	96	00	Otros complementos a empleados	991.727	0	0	0	0	991.727
401	04	97	00	Otros complementos a obreros	36.260	0	0	0	0	36.260
401	04	98	00	Otros complementos al personal contratado	608.574	0	0	0	0	608.574
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	83.026.010	0	0	0	0	83.026.010
401	05	01	00	Aguinaldos a empleados	38.436.051	0	0	0	0	38.436.051
401	05	03	00	Bono vacacional a empleados	36.184.625	0	0	0	0	36.184.625
401	05	04	00	Aguinaldos a obreros	2.124.739	0	0	0	0	2.124.739
401	05	06	00	Bono vacacional a obreros	868.941	0	0	0	0	868.941
401	05	07	00	Aguinaldos al personal contratado	3.338.117	0	0	0	0	3.338.117
401	05	08	00	Bono vacacional al personal contratado	2.073.537	0	0	0	0	2.073.537
401	06	00	00	Aportes patronales y legales	10.458.872	0	0	0	0	10.458.872
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	6.208.844	0	0	0	0	6.208.844
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.392.855	0	0	0	0	1.392.855
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.943.536	0	0	0	0	1.943.536
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	160.601	0	0	0	0	160.601
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	35.689	0	0	0	0	35.689
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	43.447	0	0	0	0	43.447
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	466.546	0	0	0	0	466.546
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	103.677	0	0	0	0	103.677
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	103.677	0	0	0	0	103.677

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070008 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO CARABOBO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.348

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO CARABOBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	00	00	Asistencia socio-económica	18.245.831	0	0	0	0	18.245.831
401	07	02	00	Becas a empleados	154.800	0	0	0	0	154.800
401	07	03	00	Ayudas por matrimonio a empleados	1.070	0	0	0	0	1.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.070	0	0	0	0	1.070
401	07	05	00	Ayudas por defunción a empleados	2.475	0	0	0	0	2.475
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	9.009.731	0	0	0	0	9.009.731
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	322.650	0	0	0	0	322.650
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	4.732.853	0	0	0	0	4.732.853
401	07	18	00	Becas a obreros	59.400	0	0	0	0	59.400
401	07	19	00	Ayudas por matrimonio de obreros	535	0	0	0	0	535
401	07	20	00	Ayudas por nacimiento de hijos de obreros	535	0	0	0	0	535
401	07	21	00	Ayudas por defunción a obreros	1.237	0	0	0	0	1.237
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	214.135	0	0	0	0	214.135
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	251.100	0	0	0	0	251.100
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	244.934	0	0	0	0	244.934
401	07	76	00	Ayudas por matrimonio al personal contratado	535	0	0	0	0	535
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	535	0	0	0	0	535
401	07	78	00	Ayudas por defunción al personal contratado	1.237	0	0	0	0	1.237
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	3.210.999	0	0	0	0	3.210.999
401	07	96	00	Otras subvenciones a empleados	21.600	0	0	0	0	21.600
401	07	97	00	Otras subvenciones a obreros	14.400	0	0	0	0	14.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.854.522**	**0**	**0**	**0**	**0**	**6.854.522**
402	01	00	00	Productos alimenticios y agropecuarios	887.400	0	0	0	0	887.400
402	01	01	00	Alimentos y bebidas para personas	887.400	0	0	0	0	887.400
402	03	00	00	Textiles y vestuarios	25.891	0	0	0	0	25.891

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070008 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO CARABOBO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.348

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO CARABOBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	01	00	Textiles	25.891	0	0	0	0	25.891
402	04	00	00	Productos de cuero y caucho	57.440	0	0	0	0	57.440
402	04	03	00	Cauchos y tripas para vehículos	57.440	0	0	0	0	57.440
402	05	00	00	Productos de papel, cartón e impresos	1.834.003	0	0	0	0	1.834.003
402	05	01	00	Pulpa de madera, papel y cartón	130.592	0	0	0	0	130.592
402	05	02	00	Envases y cajas de papel y cartón	99.840	0	0	0	0	99.840
402	05	03	00	Productos de papel y cartón para oficina	1.593.507	0	0	0	0	1.593.507
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.064	0	0	0	0	10.064
402	06	00	00	Productos químicos y derivados	936.885	0	0	0	0	936.885
402	06	01	00	Sustancias químicas y de uso industrial	4.576	0	0	0	0	4.576
402	06	02	00	Abonos, plaguicidas y otros	11.107	0	0	0	0	11.107
402	06	03	00	Tintas, pinturas y colorantes	317.360	0	0	0	0	317.360
402	06	06	00	Combustibles y lubricantes	105.546	0	0	0	0	105.546
402	06	07	00	Productos diversos derivados del petróleo y del carbón	6.080	0	0	0	0	6.080
402	06	08	00	Productos plásticos	492.216	0	0	0	0	492.216
402	07	00	00	Productos minerales no metálicos	13.229	0	0	0	0	13.229
402	07	02	00	Vidrios y productos de vidrio	8.794	0	0	0	0	8.794
402	07	04	00	Cemento, cal y yeso	4.435	0	0	0	0	4.435
402	08	00	00	Productos metálicos	347.107	0	0	0	0	347.107
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	196.129	0	0	0	0	196.129
402	08	07	00	Material de señalamiento	9.231	0	0	0	0	9.231
402	08	09	00	Repuestos y accesorios para equipos de transporte	98.275	0	0	0	0	98.275
402	08	10	00	Repuestos y accesorios para otros equipos	37.232	0	0	0	0	37.232
402	08	99	00	Otros productos metálicos	6.240	0	0	0	0	6.240
402	10	00	00	Productos varios y útiles diversos	2.735.252	0	0	0	0	2.735.252

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070008 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO CARABOBO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.348

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO CARABOBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	01	00	Artículos de deporte, recreación y juguetes	6.240	0	0	0	0	6.240
402	10	02	00	Materiales y útiles de limpieza y aseo	221.551	0	0	0	0	221.551
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	792.290	0	0	0	0	792.290
402	10	06	00	Condecoraciones, ofrendas y similares	24.960	0	0	0	0	24.960
402	10	07	00	Productos de seguridad en el trabajo	18.262	0	0	0	0	18.262
402	10	08	00	Materiales para equipos de computación	942.638	0	0	0	0	942.638
402	10	11	00	Materiales eléctricos	467.111	0	0	0	0	467.111
402	10	12	00	Materiales para instalaciones sanitarias	253.080	0	0	0	0	253.080
402	10	99	00	Otros productos y útiles diversos	9.120	0	0	0	0	9.120
402	99	00	00	Otros materiales y suministros	17.315	0	0	0	0	17.315
402	99	01	00	Otros materiales y suministros	17.315	0	0	0	0	17.315
403	**00**	**00**	**00**	**Servicios no personales**	**3.410.051**	**0**	**0**	**0**	**0**	**3.410.051**
403	06	00	00	Servicios de transporte y almacenaje	11.968	0	0	0	0	11.968
403	06	01	00	Fletes y embalajes	11.968	0	0	0	0	11.968
403	07	00	00	Servicios de información, impresión y relaciones públicas	78.489	0	0	0	0	78.489
403	07	02	00	Imprenta y reproducción	30.342	0	0	0	0	30.342
403	07	03	00	Relaciones sociales	18.099	0	0	0	0	18.099
403	07	04	00	Avisos	30.048	0	0	0	0	30.048
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	9.062	0	0	0	0	9.062
403	08	02	00	Comisiones y gastos bancarios	9.062	0	0	0	0	9.062
403	09	00	00	Viáticos y pasajes	1.207.848	0	0	0	0	1.207.848
403	09	01	00	Viáticos y pasajes dentro del país	1.207.848	0	0	0	0	1.207.848
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	41.158	0	0	0	0	41.158
403	10	09	00	Servicios de lavandería y tintorería	16.150	0	0	0	0	16.150
403	10	99	00	Otros servicios profesionales y técnicos	25.008	0	0	0	0	25.008

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070008 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO CARABOBO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.348

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO CARABOBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	514.797	0	0	0	0	514.797
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	335.120	0	0	0	0	335.120
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	23.176	0	0	0	0	23.176
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	68.656	0	0	0	0	68.656
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	87.845	0	0	0	0	87.845
403	12	00	00	Conservación y reparaciones menores de obras	423.290	0	0	0	0	423.290
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	423.290	0	0	0	0	423.290
403	18	00	00	Impuestos indirectos	1.087.000	0	0	0	0	1.087.000
403	18	01	00	Impuesto al valor agregado	1.087.000	0	0	0	0	1.087.000
403	99	00	00	Otros servicios no personales	36.439	0	0	0	0	36.439
403	99	01	00	Otros servicios no personales	36.439	0	0	0	0	36.439
404	**00**	**00**	**00**	**Activos reales**	**1.088.605**	**0**	**0**	**0**	**0**	**1.088.605**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	283.206	0	0	0	0	283.206
404	01	01	00	Repuestos mayores	283.206	0	0	0	0	283.206
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	283.206	0	0	0	0	283.206
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	136.875	0	0	0	0	136.875
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	32.448	0	0	0	0	32.448
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	12.214	0	0	0	0	12.214
404	03	05	00	Maquinaria y equipos industriales y de taller	15.315	0	0	0	0	15.315
404	03	06	00	Maquinaria y equipos de energía	11.298	0	0	0	0	11.298
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	65.600	0	0	0	0	65.600
404	04	00	00	Equipos de transporte, tracción y elevación	12.042	0	0	0	0	12.042
404	04	05	00	Vehículos de tracción no motorizados	12.042	0	0	0	0	12.042
404	05	00	00	Equipos de comunicaciones y de señalamiento	117.562	0	0	0	0	117.562

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070008 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO CARABOBO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.348

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO CARABOBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	05	01	00	Equipos de telecomunicaciones	117.562	0	0	0	0	117.562
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	49.846	0	0	0	0	49.846
404	07	02	00	Equipos de enseñanza, deporte y recreación	31.875	0	0	0	0	31.875
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	17.971	0	0	0	0	17.971
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	489.074	0	0	0	0	489.074
404	09	01	00	Mobiliario y equipos de oficina	277.421	0	0	0	0	277.421
404	09	02	00	Equipos de computación	92.496	0	0	0	0	92.496
404	09	03	00	Mobiliario y equipos de alojamiento	119.157	0	0	0	0	119.157
407	**00**	**00**	**00**	**Transferencias y donaciones**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
407	01	00	00	Transferencias y donaciones corrientes internas	250.000	0	0	0	0	250.000
407	01	02	00	Donaciones corrientes internas al sector privado	250.000	0	0	0	0	250.000
407	01	02	01	Donaciones corrientes a personas	250.000	0	0	0	0	250.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**889.706**	**0**	**0**	**0**	**0**	**889.706**
411	11	00	00	Obligaciones de ejercicios anteriores	889.706	0	0	0	0	889.706
411	11	04	00	Compromisos pendientes de ejercicios anteriores	889.706	0	0	0	0	889.706
				Totales	**239.754.666**	**0**	**0**	**0**	**0**	**239.754.666**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070009 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO COJEDES

UNIDAD DE MEDIDA: DOTACIÓN **META:** 224

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**94.874.927**	0	0	0	0	**94.874.927**
401	01	00	00	Sueldos, salarios y otras retribuciones	39.117.089	0	0	0	0	39.117.089
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	33.119.777	0	0	0	0	33.119.777
401	01	03	00	Suplencias a empleados	2.591.207	0	0	0	0	2.591.207
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.121.471	0	0	0	0	1.121.471
401	01	13	00	Suplencias a obreros	29.438	0	0	0	0	29.438
401	01	18	00	Remuneraciones al personal contratado	2.222.596	0	0	0	0	2.222.596
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	2.222.596	0	0	0	0	2.222.596
401	01	99	00	Otras retribuciones	32.600	0	0	0	0	32.600
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.309.928	0	0	0	0	1.309.928
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.200.591	0	0	0	0	1.200.591
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	109.337	0	0	0	0	109.337
401	03	00	00	Primas	9.991.167	0	0	0	0	9.991.167
401	03	01	00	Primas por mérito a empleados	1.310.908	0	0	0	0	1.310.908
401	03	02	00	Primas de transporte a empleados	532.500	0	0	0	0	532.500
401	03	08	00	Primas de profesionalización a empleados	1.762.463	0	0	0	0	1.762.463
401	03	09	00	Primas por antigüedad a empleados	5.573.833	0	0	0	0	5.573.833
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	490.000	0	0	0	0	490.000
401	03	16	00	Primas por mérito a obreros	139.217	0	0	0	0	139.217
401	03	17	00	Primas de transporte a obreros	1.998	0	0	0	0	1.998
401	03	19	00	Primas por hijos de obreros	12.000	0	0	0	0	12.000
401	03	21	00	Primas por antigüedad a obreros	165.248	0	0	0	0	165.248
401	03	39	00	Primas por hijos al personal contratado	3.000	0	0	0	0	3.000
401	04	00	00	Complementos de sueldos y salarios	1.695.831	0	0	0	0	1.695.831
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	408.202	0	0	0	0	408.202

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070009 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO COJEDES

UNIDAD DE MEDIDA: DOTACIÓN **META:** 224

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	10	00	Complemento a empleados por días feriados	367.656	0	0	0	0	367.656
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	14.500	0	0	0	0	14.500
401	04	20	00	Complemento a obreros por días feriados	13.442	0	0	0	0	13.442
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	102.823	0	0	0	0	102.823
401	04	28	00	Complemento al personal contratado por días feriados	225.835	0	0	0	0	225.835
401	04	96	00	Otros complementos a empleados	341.394	0	0	0	0	341.394
401	04	97	00	Otros complementos a obreros	12.482	0	0	0	0	12.482
401	04	98	00	Otros complementos al personal contratado	209.497	0	0	0	0	209.497
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	30.337.701	0	0	0	0	30.337.701
401	05	01	00	Aguinaldos a empleados	11.504.741	0	0	0	0	11.504.741
401	05	03	00	Bono vacacional a empleados	14.563.598	0	0	0	0	14.563.598
401	05	04	00	Aguinaldos a obreros	1.341.006	0	0	0	0	1.341.006
401	05	06	00	Bono vacacional a obreros	548.423	0	0	0	0	548.423
401	05	07	00	Aguinaldos al personal contratado	1.490.894	0	0	0	0	1.490.894
401	05	08	00	Bono vacacional al personal contratado	889.039	0	0	0	0	889.039
401	06	00	00	Aportes patronales y legales	4.302.380	0	0	0	0	4.302.380
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.507.481	0	0	0	0	2.507.481
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	562.396	0	0	0	0	562.396
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	792.783	0	0	0	0	792.783
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	100.932	0	0	0	0	100.932
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	22.429	0	0	0	0	22.429
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	27.421	0	0	0	0	27.421
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	200.034	0	0	0	0	200.034
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	44.452	0	0	0	0	44.452

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070009 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO COJEDES

UNIDAD DE MEDIDA: DOTACIÓN **META:** 224

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	44.452	0	0	0	0	44.452
401	07	00	00	Asistencia socio-económica	8.120.831	0	0	0	0	8.120.831
401	07	02	00	Becas a empleados	105.300	0	0	0	0	105.300
401	07	03	00	Ayudas por matrimonio a empleados	1.070	0	0	0	0	1.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.070	0	0	0	0	1.070
401	07	05	00	Ayudas por defunción a empleados	2.475	0	0	0	0	2.475
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.583.776	0	0	0	0	3.583.776
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	297.000	0	0	0	0	297.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.620.840	0	0	0	0	1.620.840
401	07	18	00	Becas a obreros	42.300	0	0	0	0	42.300
401	07	19	00	Ayudas por matrimonio de obreros	535	0	0	0	0	535
401	07	20	00	Ayudas por nacimiento de hijos de obreros	535	0	0	0	0	535
401	07	21	00	Ayudas por defunción a obreros	1.238	0	0	0	0	1.238
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	134.577	0	0	0	0	134.577
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	191.700	0	0	0	0	191.700
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	180.101	0	0	0	0	180.101
401	07	76	00	Ayudas por matrimonio al personal contratado	535	0	0	0	0	535
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	535	0	0	0	0	535
401	07	78	00	Ayudas por defunción al personal contratado	1.236	0	0	0	0	1.236
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.920.008	0	0	0	0	1.920.008
401	07	96	00	Otras subvenciones a empleados	21.600	0	0	0	0	21.600
401	07	97	00	Otras subvenciones a obreros	14.400	0	0	0	0	14.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.628.829**	**0**	**0**	**0**	**0**	**3.628.829**
402	01	00	00	Productos alimenticios y agropecuarios	84.787	0	0	0	0	84.787
402	01	01	00	Alimentos y bebidas para personas	84.787	0	0	0	0	84.787

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070009 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO COJEDES

UNIDAD DE MEDIDA: DOTACIÓN **META:** 224

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	00	00	Textiles y vestuarios	14.207	0	0	0	0	14.207
402	03	01	00	Textiles	12.261	0	0	0	0	12.261
402	03	02	00	Prendas de vestir	1.946	0	0	0	0	1.946
402	04	00	00	Productos de cuero y caucho	207.574	0	0	0	0	207.574
402	04	03	00	Cauchos y tripas para vehículos	207.574	0	0	0	0	207.574
402	05	00	00	Productos de papel, cartón e impresos	299.043	0	0	0	0	299.043
402	05	03	00	Productos de papel y cartón para oficina	299.043	0	0	0	0	299.043
402	06	00	00	Productos químicos y derivados	577.516	0	0	0	0	577.516
402	06	02	00	Abonos, plaguicidas y otros	11.107	0	0	0	0	11.107
402	06	03	00	Tintas, pinturas y colorantes	235.866	0	0	0	0	235.866
402	06	06	00	Combustibles y lubricantes	175.202	0	0	0	0	175.202
402	06	08	00	Productos plásticos	155.341	0	0	0	0	155.341
402	07	00	00	Productos minerales no metálicos	4.773	0	0	0	0	4.773
402	07	04	00	Cemento, cal y yeso	4.773	0	0	0	0	4.773
402	08	00	00	Productos metálicos	555.022	0	0	0	0	555.022
402	08	01	00	Productos primarios de hierro y acero	3.305	0	0	0	0	3.305
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	135.170	0	0	0	0	135.170
402	08	07	00	Material de señalamiento	7.280	0	0	0	0	7.280
402	08	09	00	Repuestos y accesorios para equipos de transporte	338.376	0	0	0	0	338.376
402	08	10	00	Repuestos y accesorios para otros equipos	70.891	0	0	0	0	70.891
402	10	00	00	Productos varios y útiles diversos	1.885.907	0	0	0	0	1.885.907
402	10	01	00	Artículos de deporte, recreación y juguetes	16.848	0	0	0	0	16.848
402	10	02	00	Materiales y útiles de limpieza y aseo	124.598	0	0	0	0	124.598
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	519.642	0	0	0	0	519.642
402	10	07	00	Productos de seguridad en el trabajo	365.640	0	0	0	0	365.640

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070009 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO COJEDES

UNIDAD DE MEDIDA: DOTACIÓN **META:** 224

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	08	00	Materiales para equipos de computación	538.562	0	0	0	0	538.562
402	10	11	00	Materiales eléctricos	204.657	0	0	0	0	204.657
402	10	12	00	Materiales para instalaciones sanitarias	98.984	0	0	0	0	98.984
402	10	99	00	Otros productos y útiles diversos	16.976	0	0	0	0	16.976
403	**00**	**00**	**00**	**Servicios no personales**	**1.622.734**	**0**	**0**	**0**	**0**	**1.622.734**
403	02	00	00	Alquileres de maquinaria y equipos	17.680	0	0	0	0	17.680
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	17.680	0	0	0	0	17.680
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.843	0	0	0	0	1.843
403	08	02	00	Comisiones y gastos bancarios	1.843	0	0	0	0	1.843
403	09	00	00	Viáticos y pasajes	484.975	0	0	0	0	484.975
403	09	01	00	Viáticos y pasajes dentro del país	484.975	0	0	0	0	484.975
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	166.400	0	0	0	0	166.400
403	10	99	00	Otros servicios profesionales y técnicos	166.400	0	0	0	0	166.400
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	281.750	0	0	0	0	281.750
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	182.776	0	0	0	0	182.776
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	659	0	0	0	0	659
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	98.315	0	0	0	0	98.315
403	12	00	00	Conservación y reparaciones menores de obras	147.901	0	0	0	0	147.901
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	146.506	0	0	0	0	146.506
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	1.395	0	0	0	0	1.395
403	18	00	00	Impuestos indirectos	522.017	0	0	0	0	522.017
403	18	01	00	Impuesto al valor agregado	522.017	0	0	0	0	522.017
403	99	00	00	Otros servicios no personales	168	0	0	0	0	168
403	99	01	00	Otros servicios no personales	168	0	0	0	0	168
404	**00**	**00**	**00**	**Activos reales**	**119.734**	**0**	**0**	**0**	**0**	**119.734**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070009 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO COJEDES

UNIDAD DE MEDIDA: DOTACIÓN **META:** 224

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	24.686	0	0	0	0	24.686
404	01	01	00	Repuestos mayores	24.686	0	0	0	0	24.686
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	24.686	0	0	0	0	24.686
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	11.298	0	0	0	0	11.298
404	03	06	00	Maquinaria y equipos de energía	11.298	0	0	0	0	11.298
404	05	00	00	Equipos de comunicaciones y de señalamiento	37.350	0	0	0	0	37.350
404	05	01	00	Equipos de telecomunicaciones	37.350	0	0	0	0	37.350
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	46.400	0	0	0	0	46.400
404	09	02	00	Equipos de computación	22.400	0	0	0	0	22.400
404	09	03	00	Mobiliario y equipos de alojamiento	24.000	0	0	0	0	24.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
407	01	00	00	Transferencias y donaciones corrientes internas	250.000	0	0	0	0	250.000
407	01	02	00	Donaciones corrientes internas al sector privado	250.000	0	0	0	0	250.000
407	01	02	01	Donaciones corrientes a personas	250.000	0	0	0	0	250.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**646.613**	**0**	**0**	**0**	**0**	**646.613**
411	11	00	00	Obligaciones de ejercicios anteriores	646.613	0	0	0	0	646.613
411	11	04	00	Compromisos pendientes de ejercicios anteriores	646.613	0	0	0	0	646.613
				Totales	**101.142.837**	**0**	**0**	**0**	**0**	**101.142.837**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070010 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO DELTA AMACURO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 480

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**65.212.474**	**0**	**0**	**0**	**0**	**65.212.474**
401	01	00	00	Sueldos, salarios y otras retribuciones	28.583.256	0	0	0	0	28.583.256
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	19.734.450	0	0	0	0	19.734.450
401	01	03	00	Suplencias a empleados	3.021.005	0	0	0	0	3.021.005
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.839.415	0	0	0	0	1.839.415
401	01	18	00	Remuneraciones al personal contratado	3.872.486	0	0	0	0	3.872.486
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	3.872.486	0	0	0	0	3.872.486
401	01	99	00	Otras retribuciones	115.900	0	0	0	0	115.900
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.826.046	0	0	0	0	1.826.046
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.648.809	0	0	0	0	1.648.809
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	177.237	0	0	0	0	177.237
401	03	00	00	Primas	6.504.147	0	0	0	0	6.504.147
401	03	01	00	Primas por mérito a empleados	660.517	0	0	0	0	660.517
401	03	02	00	Primas de transporte a empleados	262.500	0	0	0	0	262.500
401	03	08	00	Primas de profesionalización a empleados	1.814.959	0	0	0	0	1.814.959
401	03	09	00	Primas por antigüedad a empleados	3.136.716	0	0	0	0	3.136.716
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	290.000	0	0	0	0	290.000
401	03	16	00	Primas por mérito a obreros	104.203	0	0	0	0	104.203
401	03	17	00	Primas de transporte a obreros	1.296	0	0	0	0	1.296
401	03	19	00	Primas por hijos de obreros	6.000	0	0	0	0	6.000
401	03	21	00	Primas por antigüedad a obreros	224.956	0	0	0	0	224.956
401	03	39	00	Primas por hijos al personal contratado	3.000	0	0	0	0	3.000
401	04	00	00	Complementos de sueldos y salarios	1.119.772	0	0	0	0	1.119.772
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	196.914	0	0	0	0	196.914
401	04	10	00	Complemento a empleados por días feriados	177.355	0	0	0	0	177.355

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070010 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO DELTA AMACURO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 480

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	6.995	0	0	0	0	6.995
401	04	20	00	Complemento a obreros por días feriados	6.484	0	0	0	0	6.484
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	50.458	0	0	0	0	50.458
401	04	28	00	Complemento al personal contratado por días feriados	109.798	0	0	0	0	109.798
401	04	96	00	Otros complementos a empleados	464.687	0	0	0	0	464.687
401	04	97	00	Otros complementos a obreros	6.021	0	0	0	0	6.021
401	04	98	00	Otros complementos al personal contratado	101.060	0	0	0	0	101.060
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	20.385.832	0	0	0	0	20.385.832
401	05	01	00	Aguinaldos a empleados	8.788.747	0	0	0	0	8.788.747
401	05	03	00	Bono vacacional a empleados	8.615.447	0	0	0	0	8.615.447
401	05	04	00	Aguinaldos a obreros	1.018.779	0	0	0	0	1.018.779
401	05	06	00	Bono vacacional a obreros	616.643	0	0	0	0	616.643
401	05	07	00	Aguinaldos al personal contratado	597.222	0	0	0	0	597.222
401	05	08	00	Bono vacacional al personal contratado	748.994	0	0	0	0	748.994
401	06	00	00	Aportes patronales y legales	2.757.697	0	0	0	0	2.757.697
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.611.468	0	0	0	0	1.611.468
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	494.689	0	0	0	0	494.689
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	424.949	0	0	0	0	424.949
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	75.547	0	0	0	0	75.547
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	16.788	0	0	0	0	16.788
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	20.832	0	0	0	0	20.832
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	78.524	0	0	0	0	78.524
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	17.450	0	0	0	0	17.450
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	17.450	0	0	0	0	17.450

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070010 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO DELTA AMACURO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 480

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	00	00	Asistencia socio-económica	4.035.724	0	0	0	0	4.035.724
401	07	02	00	Becas a empleados	137.700	0	0	0	0	137.700
401	07	03	00	Ayudas por matrimonio a empleados	1.070	0	0	0	0	1.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.070	0	0	0	0	1.070
401	07	05	00	Ayudas por defunción a empleados	2.475	0	0	0	0	2.475
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.889.990	0	0	0	0	1.889.990
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	85.050	0	0	0	0	85.050
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	518.669	0	0	0	0	518.669
401	07	18	00	Becas a obreros	48.600	0	0	0	0	48.600
401	07	19	00	Ayudas por matrimonio de obreros	535	0	0	0	0	535
401	07	20	00	Ayudas por nacimiento de hijos de obreros	535	0	0	0	0	535
401	07	21	00	Ayudas por defunción a obreros	1.238	0	0	0	0	1.238
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	100.730	0	0	0	0	100.730
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	49.950	0	0	0	0	49.950
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	180.101	0	0	0	0	180.101
401	07	76	00	Ayudas por matrimonio al personal contratado	535	0	0	0	0	535
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	535	0	0	0	0	535
401	07	78	00	Ayudas por defunción al personal contratado	1.237	0	0	0	0	1.237
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	972.504	0	0	0	0	972.504
401	07	96	00	Otras subvenciones a empleados	28.800	0	0	0	0	28.800
401	07	97	00	Otras subvenciones a obreros	14.400	0	0	0	0	14.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.343.678**	**0**	**0**	**0**	**0**	**2.343.678**
402	01	00	00	Productos alimenticios y agropecuarios	68.301	0	0	0	0	68.301
402	01	01	00	Alimentos y bebidas para personas	68.301	0	0	0	0	68.301
402	03	00	00	Textiles y vestuarios	9.877	0	0	0	0	9.877

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070010 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO DELTA AMACURO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 480

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	01	00	Textiles	9.877	0	0	0	0	9.877
402	04	00	00	Productos de cuero y caucho	150.080	0	0	0	0	150.080
402	04	03	00	Cauchos y tripas para vehículos	150.080	0	0	0	0	150.080
402	05	00	00	Productos de papel, cartón e impresos	1.473.136	0	0	0	0	1.473.136
402	05	01	00	Pulpa de madera, papel y cartón	96.000	0	0	0	0	96.000
402	05	03	00	Productos de papel y cartón para oficina	1.377.136	0	0	0	0	1.377.136
402	06	00	00	Productos químicos y derivados	93.488	0	0	0	0	93.488
402	06	06	00	Combustibles y lubricantes	45.488	0	0	0	0	45.488
402	06	08	00	Productos plásticos	48.000	0	0	0	0	48.000
402	07	00	00	Productos minerales no metálicos	39.312	0	0	0	0	39.312
402	07	04	00	Cemento, cal y yeso	39.312	0	0	0	0	39.312
402	08	00	00	Productos metálicos	117.254	0	0	0	0	117.254
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	35.174	0	0	0	0	35.174
402	08	09	00	Repuestos y accesorios para equipos de transporte	82.080	0	0	0	0	82.080
402	10	00	00	Productos varios y útiles diversos	392.230	0	0	0	0	392.230
402	10	02	00	Materiales y útiles de limpieza y aseo	123.181	0	0	0	0	123.181
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	133.803	0	0	0	0	133.803
402	10	07	00	Productos de seguridad en el trabajo	11.232	0	0	0	0	11.232
402	10	08	00	Materiales para equipos de computación	5.680	0	0	0	0	5.680
402	10	11	00	Materiales eléctricos	118.334	0	0	0	0	118.334
403	**00**	**00**	**00**	**Servicios no personales**	**1.839.671**	0	0	0	0	**1.839.671**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	16.896	0	0	0	0	16.896
403	08	02	00	Comisiones y gastos bancarios	16.896	0	0	0	0	16.896
403	09	00	00	Viáticos y pasajes	845.139	0	0	0	0	845.139
403	09	01	00	Viáticos y pasajes dentro del país	845.139	0	0	0	0	845.139

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070010 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO DELTA AMACURO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 480

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	145.600	0	0	0	0	145.600
403	10	99	00	Otros servicios profesionales y técnicos	145.600	0	0	0	0	145.600
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	368.065	0	0	0	0	368.065
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	79.911	0	0	0	0	79.911
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	288.154	0	0	0	0	288.154
403	12	00	00	Conservación y reparaciones menores de obras	102.806	0	0	0	0	102.806
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	102.806	0	0	0	0	102.806
403	18	00	00	Impuestos indirectos	361.165	0	0	0	0	361.165
403	18	01	00	Impuesto al valor agregado	361.165	0	0	0	0	361.165
404	**00**	**00**	**00**	**Activos reales**	**32.666**	**0**	**0**	**0**	**0**	**32.666**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	32.666	0	0	0	0	32.666
404	09	02	00	Equipos de computación	32.666	0	0	0	0	32.666
407	**00**	**00**	**00**	**Transferencias y donaciones**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
407	01	00	00	Transferencias y donaciones corrientes internas	250.000	0	0	0	0	250.000
407	01	02	00	Donaciones corrientes internas al sector privado	250.000	0	0	0	0	250.000
407	01	02	01	Donaciones corrientes a personas	250.000	0	0	0	0	250.000
				Totales	**69.678.489**	**0**	**0**	**0**	**0**	**69.678.489**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070011 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO FALCÓN

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.394

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**129.378.212**	**0**	**0**	**0**	**0**	**129.378.212**
401	01	00	00	Sueldos, salarios y otras retribuciones	47.129.747	0	0	0	0	47.129.747
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	38.245.258	0	0	0	0	38.245.258
401	01	03	00	Suplencias a empleados	2.968.798	0	0	0	0	2.968.798
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.285.875	0	0	0	0	1.285.875
401	01	18	00	Remuneraciones al personal contratado	4.591.616	0	0	0	0	4.591.616
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	4.591.616	0	0	0	0	4.591.616
401	01	99	00	Otras retribuciones	38.200	0	0	0	0	38.200
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.639.494	0	0	0	0	1.639.494
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.520.309	0	0	0	0	1.520.309
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	119.185	0	0	0	0	119.185
401	03	00	00	Primas	12.919.596	0	0	0	0	12.919.596
401	03	01	00	Primas por mérito a empleados	1.612.797	0	0	0	0	1.612.797
401	03	02	00	Primas de transporte a empleados	622.500	0	0	0	0	622.500
401	03	08	00	Primas de profesionalización a empleados	2.545.695	0	0	0	0	2.545.695
401	03	09	00	Primas por antigüedad a empleados	7.126.488	0	0	0	0	7.126.488
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	660.000	0	0	0	0	660.000
401	03	16	00	Primas por mérito a obreros	159.626	0	0	0	0	159.626
401	03	17	00	Primas de transporte a obreros	1.620	0	0	0	0	1.620
401	03	19	00	Primas por hijos de obreros	18.000	0	0	0	0	18.000
401	03	21	00	Primas por antigüedad a obreros	169.870	0	0	0	0	169.870
401	03	39	00	Primas por hijos al personal contratado	3.000	0	0	0	0	3.000
401	04	00	00	Complementos de sueldos y salarios	2.476.536	0	0	0	0	2.476.536
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	596.492	0	0	0	0	596.492
401	04	10	00	Complemento a empleados por días feriados	537.243	0	0	0	0	537.243

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070011 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO FALCÓN

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.394

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	21.188	0	0	0	0	21.188
401	04	20	00	Complemento a obreros por días feriados	19.643	0	0	0	0	19.643
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	149.488	0	0	0	0	149.488
401	04	28	00	Complemento al personal contratado por días feriados	329.242	0	0	0	0	329.242
401	04	96	00	Otros complementos a empleados	498.869	0	0	0	0	498.869
401	04	97	00	Otros complementos a obreros	18.240	0	0	0	0	18.240
401	04	98	00	Otros complementos al personal contratado	306.131	0	0	0	0	306.131
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	49.471.020	0	0	0	0	49.471.020
401	05	01	00	Aguinaldos a empleados	22.302.344	0	0	0	0	22.302.344
401	05	03	00	Bono vacacional a empleados	19.882.257	0	0	0	0	19.882.257
401	05	04	00	Aguinaldos a obreros	1.519.216	0	0	0	0	1.519.216
401	05	06	00	Bono vacacional a obreros	621.304	0	0	0	0	621.304
401	05	07	00	Aguinaldos al personal contratado	3.309.253	0	0	0	0	3.309.253
401	05	08	00	Bono vacacional al personal contratado	1.836.646	0	0	0	0	1.836.646
401	06	00	00	Aportes patronales y legales	6.015.454	0	0	0	0	6.015.454
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.413.923	0	0	0	0	3.413.923
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	764.905	0	0	0	0	764.905
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.067.205	0	0	0	0	1.067.205
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	115.729	0	0	0	0	115.729
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	25.718	0	0	0	0	25.718
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	31.065	0	0	0	0	31.065
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	413.245	0	0	0	0	413.245
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	91.832	0	0	0	0	91.832
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	91.832	0	0	0	0	91.832

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070011 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO FALCÓN

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.394

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	00	00	Asistencia socio-económica	9.726.365	0	0	0	0	9.726.365
401	07	02	00	Becas a empleados	234.900	0	0	0	0	234.900
401	07	03	00	Ayudas por matrimonio a empleados	1.070	0	0	0	0	1.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.070	0	0	0	0	1.070
401	07	05	00	Ayudas por defunción a empleados	2.475	0	0	0	0	2.475
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.954.583	0	0	0	0	4.954.583
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	121.500	0	0	0	0	121.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.945.008	0	0	0	0	1.945.008
401	07	18	00	Becas a obreros	80.100	0	0	0	0	80.100
401	07	19	00	Ayudas por matrimonio de obreros	535	0	0	0	0	535
401	07	20	00	Ayudas por nacimiento de hijos de obreros	535	0	0	0	0	535
401	07	21	00	Ayudas por defunción a obreros	1.237	0	0	0	0	1.237
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	154.305	0	0	0	0	154.305
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	72.900	0	0	0	0	72.900
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	180.101	0	0	0	0	180.101
401	07	76	00	Ayudas por matrimonio al personal contratado	535	0	0	0	0	535
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	535	0	0	0	0	535
401	07	78	00	Ayudas por defunción al personal contratado	1.237	0	0	0	0	1.237
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.923.339	0	0	0	0	1.923.339
401	07	96	00	Otras subvenciones a empleados	36.000	0	0	0	0	36.000
401	07	97	00	Otras subvenciones a obreros	14.400	0	0	0	0	14.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.953.484**	**0**	**0**	**0**	**0**	**2.953.484**
402	01	00	00	Productos alimenticios y agropecuarios	549.718	0	0	0	0	549.718
402	01	01	00	Alimentos y bebidas para personas	549.718	0	0	0	0	549.718
402	03	00	00	Textiles y vestuarios	10.013	0	0	0	0	10.013

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070011 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO FALCÓN

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.394

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	01	00	Textiles	10.013	0	0	0	0	10.013
402	04	00	00	Productos de cuero y caucho	54.080	0	0	0	0	54.080
402	04	03	00	Cauchos y tripas para vehículos	54.080	0	0	0	0	54.080
402	05	00	00	Productos de papel, cartón e impresos	544.162	0	0	0	0	544.162
402	05	01	00	Pulpa de madera, papel y cartón	33.240	0	0	0	0	33.240
402	05	03	00	Productos de papel y cartón para oficina	490.922	0	0	0	0	490.922
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.000	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	189.739	0	0	0	0	189.739
402	06	01	00	Sustancias químicas y de uso industrial	6.848	0	0	0	0	6.848
402	06	02	00	Abonos, plaguicidas y otros	3.304	0	0	0	0	3.304
402	06	03	00	Tintas, pinturas y colorantes	76.544	0	0	0	0	76.544
402	06	06	00	Combustibles y lubricantes	32.640	0	0	0	0	32.640
402	06	08	00	Productos plásticos	70.403	0	0	0	0	70.403
402	07	00	00	Productos minerales no metálicos	10.789	0	0	0	0	10.789
402	07	04	00	Cemento, cal y yeso	10.789	0	0	0	0	10.789
402	08	00	00	Productos metálicos	92.631	0	0	0	0	92.631
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	73.159	0	0	0	0	73.159
402	08	09	00	Repuestos y accesorios para equipos de transporte	19.472	0	0	0	0	19.472
402	10	00	00	Productos varios y útiles diversos	1.492.926	0	0	0	0	1.492.926
402	10	02	00	Materiales y útiles de limpieza y aseo	114.782	0	0	0	0	114.782
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	7.680	0	0	0	0	7.680
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	115.600	0	0	0	0	115.600
402	10	06	00	Condecoraciones, ofrendas y similares	18.640	0	0	0	0	18.640
402	10	07	00	Productos de seguridad en el trabajo	26.000	0	0	0	0	26.000
402	10	08	00	Materiales para equipos de computación	933.896	0	0	0	0	933.896

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070011 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO FALCÓN

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.394

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	11	00	Materiales eléctricos	174.253	0	0	0	0	174.253
402	10	12	00	Materiales para instalaciones sanitarias	96.113	0	0	0	0	96.113
402	10	99	00	Otros productos y útiles diversos	5.962	0	0	0	0	5.962
402	99	00	00	Otros materiales y suministros	9.426	0	0	0	0	9.426
402	99	01	00	Otros materiales y suministros	9.426	0	0	0	0	9.426
403	**00**	**00**	**00**	**Servicios no personales**	**1.343.465**	**0**	**0**	**0**	**0**	**1.343.465**
403	06	00	00	Servicios de transporte y almacenaje	560	0	0	0	0	560
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	560	0	0	0	0	560
403	07	00	00	Servicios de información, impresión y relaciones públicas	17.290	0	0	0	0	17.290
403	07	02	00	Imprenta y reproducción	2.458	0	0	0	0	2.458
403	07	04	00	Avisos	14.832	0	0	0	0	14.832
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.760	0	0	0	0	5.760
403	08	02	00	Comisiones y gastos bancarios	5.760	0	0	0	0	5.760
403	09	00	00	Viáticos y pasajes	499.547	0	0	0	0	499.547
403	09	01	00	Viáticos y pasajes dentro del país	499.547	0	0	0	0	499.547
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	165.984	0	0	0	0	165.984
403	10	99	00	Otros servicios profesionales y técnicos	165.984	0	0	0	0	165.984
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	143.978	0	0	0	0	143.978
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	41.824	0	0	0	0	41.824
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	31.661	0	0	0	0	31.661
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	70.493	0	0	0	0	70.493
403	12	00	00	Conservación y reparaciones menores de obras	69.499	0	0	0	0	69.499
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	69.499	0	0	0	0	69.499
403	18	00	00	Impuestos indirectos	440.847	0	0	0	0	440.847
403	18	01	00	Impuesto al valor agregado	440.847	0	0	0	0	440.847

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070011 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO FALCÓN

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.394

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**317.173**	**0**	**0**	**0**	**0**	**317.173**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	28.565	0	0	0	0	28.565
404	01	01	00	Repuestos mayores	28.565	0	0	0	0	28.565
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	28.565	0	0	0	0	28.565
404	05	00	00	Equipos de comunicaciones y de señalamiento	26.181	0	0	0	0	26.181
404	05	01	00	Equipos de telecomunicaciones	26.181	0	0	0	0	26.181
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	12.840	0	0	0	0	12.840
404	07	02	00	Equipos de enseñanza, deporte y recreación	12.840	0	0	0	0	12.840
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	249.587	0	0	0	0	249.587
404	09	01	00	Mobiliario y equipos de oficina	216.794	0	0	0	0	216.794
404	09	02	00	Equipos de computación	13.520	0	0	0	0	13.520
404	09	03	00	Mobiliario y equipos de alojamiento	19.273	0	0	0	0	19.273
407	**00**	**00**	**00**	**Transferencias y donaciones**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
407	01	00	00	Transferencias y donaciones corrientes internas	250.000	0	0	0	0	250.000
407	01	02	00	Donaciones corrientes internas al sector privado	250.000	0	0	0	0	250.000
407	01	02	01	Donaciones corrientes a personas	250.000	0	0	0	0	250.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.802.195**	**0**	**0**	**0**	**0**	**1.802.195**
411	11	00	00	Obligaciones de ejercicios anteriores	1.802.195	0	0	0	0	1.802.195
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.802.195	0	0	0	0	1.802.195
				Totales	**136.044.529**	**0**	**0**	**0**	**0**	**136.044.529**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 210070012 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.953

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**162.423.232**	**0**	**0**	**0**	**0**	**162.423.232**
401	01	00	00	Sueldos, salarios y otras retribuciones	67.031.736	0	0	0	0	67.031.736
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	44.895.442	0	0	0	0	44.895.442
401	01	03	00	Suplencias a empleados	16.228.330	0	0	0	0	16.228.330
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.210.566	0	0	0	0	1.210.566
401	01	18	00	Remuneraciones al personal contratado	4.651.398	0	0	0	0	4.651.398
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	4.651.398	0	0	0	0	4.651.398
401	01	99	00	Otras retribuciones	46.000	0	0	0	0	46.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.884.154	0	0	0	0	1.884.154
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.787.754	0	0	0	0	1.787.754
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	96.400	0	0	0	0	96.400
401	03	00	00	Primas	15.450.945	0	0	0	0	15.450.945
401	03	01	00	Primas por mérito a empleados	1.940.951	0	0	0	0	1.940.951
401	03	02	00	Primas de transporte a empleados	990.000	0	0	0	0	990.000
401	03	08	00	Primas de profesionalización a empleados	2.935.980	0	0	0	0	2.935.980
401	03	09	00	Primas por antigüedad a empleados	8.531.377	0	0	0	0	8.531.377
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	770.000	0	0	0	0	770.000
401	03	16	00	Primas por mérito a obreros	113.925	0	0	0	0	113.925
401	03	17	00	Primas de transporte a obreros	567	0	0	0	0	567
401	03	19	00	Primas por hijos de obreros	21.000	0	0	0	0	21.000
401	03	21	00	Primas por antigüedad a obreros	142.645	0	0	0	0	142.645
401	03	39	00	Primas por hijos al personal contratado	4.500	0	0	0	0	4.500
401	04	00	00	Complementos de sueldos y salarios	3.042.697	0	0	0	0	3.042.697
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	733.038	0	0	0	0	733.038
401	04	10	00	Complemento a empleados por días feriados	660.227	0	0	0	0	660.227

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070012 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.953

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	26.039	0	0	0	0	26.039
401	04	20	00	Complemento a obreros por días feriados	24.139	0	0	0	0	24.139
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	183.330	0	0	0	0	183.330
401	04	28	00	Complemento al personal contratado por días feriados	404.232	0	0	0	0	404.232
401	04	96	00	Otros complementos a empleados	613.068	0	0	0	0	613.068
401	04	97	00	Otros complementos a obreros	22.415	0	0	0	0	22.415
401	04	98	00	Otros complementos al personal contratado	376.209	0	0	0	0	376.209
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	56.662.982	0	0	0	0	56.662.982
401	05	01	00	Aguinaldos a empleados	26.382.263	0	0	0	0	26.382.263
401	05	03	00	Bono vacacional a empleados	23.357.867	0	0	0	0	23.357.867
401	05	04	00	Aguinaldos a obreros	1.114.695	0	0	0	0	1.114.695
401	05	06	00	Bono vacacional a obreros	455.870	0	0	0	0	455.870
401	05	07	00	Aguinaldos al personal contratado	3.491.728	0	0	0	0	3.491.728
401	05	08	00	Bono vacacional al personal contratado	1.860.559	0	0	0	0	1.860.559
401	06	00	00	Aportes patronales y legales	6.927.569	0	0	0	0	6.927.569
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.029.709	0	0	0	0	4.029.709
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	903.766	0	0	0	0	903.766
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.265.668	0	0	0	0	1.265.668
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	82.596	0	0	0	0	82.596
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	18.355	0	0	0	0	18.355
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	22.793	0	0	0	0	22.793
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	418.626	0	0	0	0	418.626
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	93.028	0	0	0	0	93.028
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	93.028	0	0	0	0	93.028

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070012 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.953

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	00	00	Asistencia socio-económica	11.423.149	0	0	0	0	11.423.149
401	07	02	00	Becas a empleados	265.500	0	0	0	0	265.500
401	07	03	00	Ayudas por matrimonio a empleados	1.070	0	0	0	0	1.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.070	0	0	0	0	1.070
401	07	05	00	Ayudas por defunción a empleados	2.475	0	0	0	0	2.475
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	5.840.116	0	0	0	0	5.840.116
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	238.950	0	0	0	0	238.950
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.593.344	0	0	0	0	2.593.344
401	07	18	00	Becas a obreros	91.800	0	0	0	0	91.800
401	07	19	00	Ayudas por matrimonio de obreros	535	0	0	0	0	535
401	07	20	00	Ayudas por nacimiento de hijos de obreros	535	0	0	0	0	535
401	07	21	00	Ayudas por defunción a obreros	1.237	0	0	0	0	1.237
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	110.127	0	0	0	0	110.127
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	116.100	0	0	0	0	116.100
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	180.101	0	0	0	0	180.101
401	07	76	00	Ayudas por matrimonio al personal contratado	535	0	0	0	0	535
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	535	0	0	0	0	535
401	07	78	00	Ayudas por defunción al personal contratado	1.237	0	0	0	0	1.237
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.927.482	0	0	0	0	1.927.482
401	07	96	00	Otras subvenciones a empleados	36.000	0	0	0	0	36.000
401	07	97	00	Otras subvenciones a obreros	14.400	0	0	0	0	14.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.593.299**	**0**	**0**	**0**	**0**	**3.593.299**
402	01	00	00	Productos alimenticios y agropecuarios	119.891	0	0	0	0	119.891
402	01	01	00	Alimentos y bebidas para personas	119.891	0	0	0	0	119.891
402	04	00	00	Productos de cuero y caucho	137.037	0	0	0	0	137.037

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070012 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.953

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	04	03	00	Cauchos y tripas para vehículos	137.037	0	0	0	0	137.037
402	05	00	00	Productos de papel, cartón e impresos	1.594.499	0	0	0	0	1.594.499
402	05	01	00	Pulpa de madera, papel y cartón	74.880	0	0	0	0	74.880
402	05	02	00	Envases y cajas de papel y cartón	1.997	0	0	0	0	1.997
402	05	03	00	Productos de papel y cartón para oficina	1.517.622	0	0	0	0	1.517.622
402	06	00	00	Productos químicos y derivados	350.130	0	0	0	0	350.130
402	06	02	00	Abonos, plaguicidas y otros	5.554	0	0	0	0	5.554
402	06	03	00	Tintas, pinturas y colorantes	252.016	0	0	0	0	252.016
402	06	06	00	Combustibles y lubricantes	28.560	0	0	0	0	28.560
402	06	08	00	Productos plásticos	64.000	0	0	0	0	64.000
402	07	00	00	Productos minerales no metálicos	11.086	0	0	0	0	11.086
402	07	02	00	Vidrios y productos de vidrio	8.794	0	0	0	0	8.794
402	07	04	00	Cemento, cal y yeso	2.292	0	0	0	0	2.292
402	08	00	00	Productos metálicos	533.738	0	0	0	0	533.738
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	22.082	0	0	0	0	22.082
402	08	09	00	Repuestos y accesorios para equipos de transporte	54.720	0	0	0	0	54.720
402	08	10	00	Repuestos y accesorios para otros equipos	448.616	0	0	0	0	448.616
402	08	99	00	Otros productos metálicos	8.320	0	0	0	0	8.320
402	10	00	00	Productos varios y útiles diversos	846.294	0	0	0	0	846.294
402	10	01	00	Artículos de deporte, recreación y juguetes	4.742	0	0	0	0	4.742
402	10	02	00	Materiales y útiles de limpieza y aseo	75.251	0	0	0	0	75.251
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.744	0	0	0	0	3.744
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	143.984	0	0	0	0	143.984
402	10	06	00	Condecoraciones, ofrendas y similares	17.472	0	0	0	0	17.472
402	10	07	00	Productos de seguridad en el trabajo	2.746	0	0	0	0	2.746

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070012 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.953

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	08	00	Materiales para equipos de computación	555.395	0	0	0	0	555.395
402	10	11	00	Materiales eléctricos	19.760	0	0	0	0	19.760
402	10	12	00	Materiales para instalaciones sanitarias	16.000	0	0	0	0	16.000
402	10	99	00	Otros productos y útiles diversos	7.200	0	0	0	0	7.200
402	99	00	00	Otros materiales y suministros	624	0	0	0	0	624
402	99	01	00	Otros materiales y suministros	624	0	0	0	0	624
403	**00**	**00**	**00**	**Servicios no personales**	**1.975.056**	**0**	**0**	**0**	**0**	**1.975.056**
403	06	00	00	Servicios de transporte y almacenaje	20.640	0	0	0	0	20.640
403	06	01	00	Fletes y embalajes	17.952	0	0	0	0	17.952
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	2.688	0	0	0	0	2.688
403	07	00	00	Servicios de información, impresión y relaciones públicas	191.661	0	0	0	0	191.661
403	07	02	00	Imprenta y reproducción	3.706	0	0	0	0	3.706
403	07	03	00	Relaciones sociales	8.243	0	0	0	0	8.243
403	07	04	00	Avisos	179.712	0	0	0	0	179.712
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.687	0	0	0	0	3.687
403	08	02	00	Comisiones y gastos bancarios	3.687	0	0	0	0	3.687
403	09	00	00	Viáticos y pasajes	649.550	0	0	0	0	649.550
403	09	01	00	Viáticos y pasajes dentro del país	649.550	0	0	0	0	649.550
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	292.334	0	0	0	0	292.334
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	44.512	0	0	0	0	44.512
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	12.848	0	0	0	0	12.848
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	234.974	0	0	0	0	234.974
403	12	00	00	Conservación y reparaciones menores de obras	257.016	0	0	0	0	257.016
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	257.016	0	0	0	0	257.016
403	18	00	00	Impuestos indirectos	533.544	0	0	0	0	533.544

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070012 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.953

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	533.544	0	0	0	0	533.544
403	99	00	00	Otros servicios no personales	26.624	0	0	0	0	26.624
403	99	01	00	Otros servicios no personales	26.624	0	0	0	0	26.624
404	**00**	**00**	**00**	**Activos reales**	**60.934**	**0**	**0**	**0**	**0**	**60.934**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	14.677	0	0	0	0	14.677
404	01	01	00	Repuestos mayores	14.677	0	0	0	0	14.677
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	14.677	0	0	0	0	14.677
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	5.408	0	0	0	0	5.408
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	5.408	0	0	0	0	5.408
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.656	0	0	0	0	6.656
404	05	01	00	Equipos de telecomunicaciones	6.656	0	0	0	0	6.656
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.051	0	0	0	0	2.051
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.051	0	0	0	0	2.051
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	32.142	0	0	0	0	32.142
404	09	03	00	Mobiliario y equipos de alojamiento	32.142	0	0	0	0	32.142
407	**00**	**00**	**00**	**Transferencias y donaciones**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
407	01	00	00	Transferencias y donaciones corrientes internas	250.000	0	0	0	0	250.000
407	01	02	00	Donaciones corrientes internas al sector privado	250.000	0	0	0	0	250.000
407	01	02	01	Donaciones corrientes a personas	250.000	0	0	0	0	250.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**578.778**	**0**	**0**	**0**	**0**	**578.778**
411	11	00	00	Obligaciones de ejercicios anteriores	578.778	0	0	0	0	578.778
411	11	04	00	Compromisos pendientes de ejercicios anteriores	578.778	0	0	0	0	578.778
				Totales	**168.881.299**	**0**	**0**	**0**	**0**	**168.881.299**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070013 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO LARA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.522

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO LARA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**242.649.261**	**0**	**0**	**0**	**0**	**242.649.261**
401	01	00	00	Sueldos, salarios y otras retribuciones	103.171.523	0	0	0	0	103.171.523
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	82.342.058	0	0	0	0	82.342.058
401	01	03	00	Suplencias a empleados	6.440.533	0	0	0	0	6.440.533
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	3.477.683	0	0	0	0	3.477.683
401	01	18	00	Remuneraciones al personal contratado	10.838.949	0	0	0	0	10.838.949
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	10.838.949	0	0	0	0	10.838.949
401	01	99	00	Otras retribuciones	72.300	0	0	0	0	72.300
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.180.391	0	0	0	0	3.180.391
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.894.201	0	0	0	0	2.894.201
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	286.190	0	0	0	0	286.190
401	03	00	00	Primas	26.039.339	0	0	0	0	26.039.339
401	03	01	00	Primas por mérito a empleados	2.881.590	0	0	0	0	2.881.590
401	03	02	00	Primas de transporte a empleados	1.015.411	0	0	0	0	1.015.411
401	03	08	00	Primas de profesionalización a empleados	7.655.000	0	0	0	0	7.655.000
401	03	09	00	Primas por antigüedad a empleados	12.717.273	0	0	0	0	12.717.273
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.020.000	0	0	0	0	1.020.000
401	03	16	00	Primas por mérito a obreros	332.341	0	0	0	0	332.341
401	03	17	00	Primas de transporte a obreros	3.672	0	0	0	0	3.672
401	03	19	00	Primas por hijos de obreros	27.000	0	0	0	0	27.000
401	03	21	00	Primas por antigüedad a obreros	382.552	0	0	0	0	382.552
401	03	39	00	Primas por hijos al personal contratado	4.500	0	0	0	0	4.500
401	04	00	00	Complementos de sueldos y salarios	4.616.026	0	0	0	0	4.616.026
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	1.112.494	0	0	0	0	1.112.494
401	04	10	00	Complemento a empleados por días feriados	1.001.991	0	0	0	0	1.001.991

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070013 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO LARA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.522

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO LARA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	39.517	0	0	0	0	39.517
401	04	20	00	Complemento a obreros por días feriados	36.635	0	0	0	0	36.635
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	277.373	0	0	0	0	277.373
401	04	28	00	Complemento al personal contratado por días feriados	612.625	0	0	0	0	612.625
401	04	96	00	Otros complementos a empleados	930.420	0	0	0	0	930.420
401	04	97	00	Otros complementos a obreros	34.018	0	0	0	0	34.018
401	04	98	00	Otros complementos al personal contratado	570.953	0	0	0	0	570.953
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	80.029.764	0	0	0	0	80.029.764
401	05	01	00	Aguinaldos a empleados	37.221.416	0	0	0	0	37.221.416
401	05	03	00	Bono vacacional a empleados	33.145.186	0	0	0	0	33.145.186
401	05	04	00	Aguinaldos a obreros	3.208.195	0	0	0	0	3.208.195
401	05	06	00	Bono vacacional a obreros	1.312.035	0	0	0	0	1.312.035
401	05	07	00	Aguinaldos al personal contratado	2.938.478	0	0	0	0	2.938.478
401	05	08	00	Bono vacacional al personal contratado	2.204.454	0	0	0	0	2.204.454
401	06	00	00	Aportes patronales y legales	10.265.013	0	0	0	0	10.265.013
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	6.231.334	0	0	0	0	6.231.334
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.452.827	0	0	0	0	1.452.827
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.489.008	0	0	0	0	1.489.008
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	253.469	0	0	0	0	253.469
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	56.325	0	0	0	0	56.325
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	65.602	0	0	0	0	65.602
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	496.002	0	0	0	0	496.002
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	110.223	0	0	0	0	110.223
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	110.223	0	0	0	0	110.223

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070013 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO LARA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.522

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO LARA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	00	00	Asistencia socio-económica	15.347.205	0	0	0	0	15.347.205
401	07	02	00	Becas a empleados	302.400	0	0	0	0	302.400
401	07	03	00	Ayudas por matrimonio a empleados	1.070	0	0	0	0	1.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.070	0	0	0	0	1.070
401	07	05	00	Ayudas por defunción a empleados	2.475	0	0	0	0	2.475
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	8.162.639	0	0	0	0	8.162.639
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	193.050	0	0	0	0	193.050
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.890.016	0	0	0	0	3.890.016
401	07	18	00	Becas a obreros	88.200	0	0	0	0	88.200
401	07	19	00	Ayudas por matrimonio de obreros	1.070	0	0	0	0	1.070
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.070	0	0	0	0	1.070
401	07	21	00	Ayudas por defunción a obreros	2.475	0	0	0	0	2.475
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	321.263	0	0	0	0	321.263
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	149.850	0	0	0	0	149.850
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	244.934	0	0	0	0	244.934
401	07	76	00	Ayudas por matrimonio al personal contratado	1.070	0	0	0	0	1.070
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	1.070	0	0	0	0	1.070
401	07	78	00	Ayudas por defunción al personal contratado	2.475	0	0	0	0	2.475
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.945.008	0	0	0	0	1.945.008
401	07	96	00	Otras subvenciones a empleados	21.600	0	0	0	0	21.600
401	07	97	00	Otras subvenciones a obreros	14.400	0	0	0	0	14.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.657.728**	**0**	**0**	**0**	**0**	**5.657.728**
402	01	00	00	Productos alimenticios y agropecuarios	594.026	0	0	0	0	594.026
402	01	01	00	Alimentos y bebidas para personas	594.026	0	0	0	0	594.026
402	02	00	00	Productos de minas, canteras y yacimientos	1.134	0	0	0	0	1.134

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070013 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO LARA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.522

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO LARA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	02	05	00	Piedra, arcilla, arena y tierra	1.134	0	0	0	0	1.134
402	03	00	00	Textiles y vestuarios	12.208	0	0	0	0	12.208
402	03	02	00	Prendas de vestir	12.208	0	0	0	0	12.208
402	04	00	00	Productos de cuero y caucho	27.272	0	0	0	0	27.272
402	04	03	00	Cauchos y tripas para vehículos	27.272	0	0	0	0	27.272
402	05	00	00	Productos de papel, cartón e impresos	189.319	0	0	0	0	189.319
402	05	01	00	Pulpa de madera, papel y cartón	129.136	0	0	0	0	129.136
402	05	03	00	Productos de papel y cartón para oficina	57.562	0	0	0	0	57.562
402	05	06	00	Productos de papel y cartón para computación	2.621	0	0	0	0	2.621
402	06	00	00	Productos químicos y derivados	1.115.032	0	0	0	0	1.115.032
402	06	02	00	Abonos, plaguicidas y otros	20.363	0	0	0	0	20.363
402	06	03	00	Tintas, pinturas y colorantes	622.960	0	0	0	0	622.960
402	06	04	00	Productos farmacéuticos y medicamentos	1.440	0	0	0	0	1.440
402	06	06	00	Combustibles y lubricantes	36.677	0	0	0	0	36.677
402	06	08	00	Productos plásticos	433.280	0	0	0	0	433.280
402	06	99	00	Otros productos de la industria química y conexos	312	0	0	0	0	312
402	07	00	00	Productos minerales no metálicos	33.342	0	0	0	0	33.342
402	07	02	00	Vidrios y productos de vidrio	31.200	0	0	0	0	31.200
402	07	04	00	Cemento, cal y yeso	2.142	0	0	0	0	2.142
402	08	00	00	Productos metálicos	260.588	0	0	0	0	260.588
402	08	01	00	Productos primarios de hierro y acero	2.057	0	0	0	0	2.057
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	74.138	0	0	0	0	74.138
402	08	05	00	Materiales de orden público, seguridad y defensa	39.000	0	0	0	0	39.000
402	08	07	00	Material de señalamiento	10.192	0	0	0	0	10.192
402	08	09	00	Repuestos y accesorios para equipos de transporte	83.262	0	0	0	0	83.262

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070013 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO LARA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.522

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO LARA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	44.659	0	0	0	0	44.659
402	08	99	00	Otros productos metálicos	7.280	0	0	0	0	7.280
402	10	00	00	Productos varios y útiles diversos	3.405.465	0	0	0	0	3.405.465
402	10	01	00	Artículos de deporte, recreación y juguetes	14.976	0	0	0	0	14.976
402	10	02	00	Materiales y útiles de limpieza y aseo	656.696	0	0	0	0	656.696
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.248.227	0	0	0	0	1.248.227
402	10	06	00	Condecoraciones, ofrendas y similares	37.280	0	0	0	0	37.280
402	10	07	00	Productos de seguridad en el trabajo	48.000	0	0	0	0	48.000
402	10	08	00	Materiales para equipos de computación	815.389	0	0	0	0	815.389
402	10	11	00	Materiales eléctricos	539.969	0	0	0	0	539.969
402	10	12	00	Materiales para instalaciones sanitarias	29.952	0	0	0	0	29.952
402	10	99	00	Otros productos y útiles diversos	14.976	0	0	0	0	14.976
402	99	00	00	Otros materiales y suministros	19.342	0	0	0	0	19.342
402	99	01	00	Otros materiales y suministros	19.342	0	0	0	0	19.342
403	**00**	**00**	**00**	**Servicios no personales**	**2.320.629**	**0**	**0**	**0**	**0**	**2.320.629**
403	06	00	00	Servicios de transporte y almacenaje	4.488	0	0	0	0	4.488
403	06	01	00	Fletes y embalajes	4.488	0	0	0	0	4.488
403	07	00	00	Servicios de información, impresión y relaciones públicas	83.059	0	0	0	0	83.059
403	07	02	00	Imprenta y reproducción	60.000	0	0	0	0	60.000
403	07	03	00	Relaciones sociales	179	0	0	0	0	179
403	07	04	00	Avisos	22.880	0	0	0	0	22.880
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	307	0	0	0	0	307
403	08	02	00	Comisiones y gastos bancarios	307	0	0	0	0	307
403	09	00	00	Viáticos y pasajes	132.330	0	0	0	0	132.330
403	09	01	00	Viáticos y pasajes dentro del país	132.330	0	0	0	0	132.330

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070013 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO LARA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.522

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO LARA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	58.240	0	0	0	0	58.240
403	10	99	00	Otros servicios profesionales y técnicos	58.240	0	0	0	0	58.240
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	719.664	0	0	0	0	719.664
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	101.742	0	0	0	0	101.742
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	159.917	0	0	0	0	159.917
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	366.515	0	0	0	0	366.515
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	91.490	0	0	0	0	91.490
403	12	00	00	Conservación y reparaciones menores de obras	257.016	0	0	0	0	257.016
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	257.016	0	0	0	0	257.016
403	18	00	00	Impuestos indirectos	1.057.973	0	0	0	0	1.057.973
403	18	01	00	Impuesto al valor agregado	1.057.973	0	0	0	0	1.057.973
403	99	00	00	Otros servicios no personales	7.552	0	0	0	0	7.552
403	99	01	00	Otros servicios no personales	7.552	0	0	0	0	7.552
404	**00**	**00**	**00**	**Activos reales**	**2.028.386**	**0**	**0**	**0**	**0**	**2.028.386**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	110.925	0	0	0	0	110.925
404	01	01	00	Repuestos mayores	110.925	0	0	0	0	110.925
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	110.925	0	0	0	0	110.925
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	102.098	0	0	0	0	102.098
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	52.000	0	0	0	0	52.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	16.320	0	0	0	0	16.320
404	03	05	00	Maquinaria y equipos industriales y de taller	33.778	0	0	0	0	33.778
404	04	00	00	Equipos de transporte, tracción y elevación	157.005	0	0	0	0	157.005
404	04	01	00	Vehículos automotores terrestres	157.005	0	0	0	0	157.005
404	05	00	00	Equipos de comunicaciones y de señalamiento	212.765	0	0	0	0	212.765

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070013 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO LARA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.522

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO LARA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	05	01	00	Equipos de telecomunicaciones	212.765	0	0	0	0	212.765
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	30.576	0	0	0	0	30.576
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	30.576	0	0	0	0	30.576
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	8.218	0	0	0	0	8.218
404	07	02	00	Equipos de enseñanza, deporte y recreación	8.218	0	0	0	0	8.218
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.406.799	0	0	0	0	1.406.799
404	09	01	00	Mobiliario y equipos de oficina	1.235.453	0	0	0	0	1.235.453
404	09	02	00	Equipos de computación	22.400	0	0	0	0	22.400
404	09	03	00	Mobiliario y equipos de alojamiento	135.836	0	0	0	0	135.836
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	13.110	0	0	0	0	13.110
407	**00**	**00**	**00**	**Transferencias y donaciones**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
407	01	00	00	Transferencias y donaciones corrientes internas	250.000	0	0	0	0	250.000
407	01	02	00	Donaciones corrientes internas al sector privado	250.000	0	0	0	0	250.000
407	01	02	01	Donaciones corrientes a personas	250.000	0	0	0	0	250.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**656.967**	**0**	**0**	**0**	**0**	**656.967**
411	11	00	00	Obligaciones de ejercicios anteriores	656.967	0	0	0	0	656.967
411	11	04	00	Compromisos pendientes de ejercicios anteriores	656.967	0	0	0	0	656.967
				Totales	**253.562.971**	**0**	**0**	**0**	**0**	**253.562.971**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070014 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MIRANDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.806

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**203.132.456**	0	0	0	0	**203.132.456**
401	01	00	00	Sueldos, salarios y otras retribuciones	73.132.773	0	0	0	0	73.132.773
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	61.597.637	0	0	0	0	61.597.637
401	01	03	00	Suplencias a empleados	3.617.146	0	0	0	0	3.617.146
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.784.293	0	0	0	0	2.784.293
401	01	18	00	Remuneraciones al personal contratado	5.059.197	0	0	0	0	5.059.197
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	5.059.197	0	0	0	0	5.059.197
401	01	99	00	Otras retribuciones	74.500	0	0	0	0	74.500
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.005.065	0	0	0	0	3.005.065
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.742.721	0	0	0	0	2.742.721
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	262.344	0	0	0	0	262.344
401	03	00	00	Primas	21.650.252	0	0	0	0	21.650.252
401	03	01	00	Primas por mérito a empleados	2.743.494	0	0	0	0	2.743.494
401	03	02	00	Primas de transporte a empleados	1.020.000	0	0	0	0	1.020.000
401	03	08	00	Primas de profesionalización a empleados	3.967.244	0	0	0	0	3.967.244
401	03	09	00	Primas por antigüedad a empleados	12.315.820	0	0	0	0	12.315.820
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	890.000	0	0	0	0	890.000
401	03	16	00	Primas por mérito a obreros	304.073	0	0	0	0	304.073
401	03	17	00	Primas de transporte a obreros	3.564	0	0	0	0	3.564
401	03	19	00	Primas por hijos de obreros	30.000	0	0	0	0	30.000
401	03	21	00	Primas por antigüedad a obreros	371.557	0	0	0	0	371.557
401	03	39	00	Primas por hijos al personal contratado	4.500	0	0	0	0	4.500
401	04	00	00	Complementos de sueldos y salarios	4.449.158	0	0	0	0	4.449.158
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	1.072.248	0	0	0	0	1.072.248
401	04	10	00	Complemento a empleados por días feriados	965.743	0	0	0	0	965.743

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070014 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MIRANDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.806

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	38.088	0	0	0	0	38.088
401	04	20	00	Complemento a obreros por días feriados	35.310	0	0	0	0	35.310
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	267.399	0	0	0	0	267.399
401	04	28	00	Complemento al personal contratado por días feriados	590.522	0	0	0	0	590.522
401	04	96	00	Otros complementos a empleados	896.762	0	0	0	0	896.762
401	04	97	00	Otros complementos a obreros	32.788	0	0	0	0	32.788
401	04	98	00	Otros complementos al personal contratado	550.298	0	0	0	0	550.298
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	76.784.661	0	0	0	0	76.784.661
401	05	01	00	Aguinaldos a empleados	35.878.190	0	0	0	0	35.878.190
401	05	03	00	Bono vacacional a empleados	31.366.362	0	0	0	0	31.366.362
401	05	04	00	Aguinaldos a obreros	2.969.143	0	0	0	0	2.969.143
401	05	06	00	Bono vacacional a obreros	1.214.272	0	0	0	0	1.214.272
401	05	07	00	Aguinaldos al personal contratado	3.345.802	0	0	0	0	3.345.802
401	05	08	00	Bono vacacional al personal contratado	2.010.892	0	0	0	0	2.010.892
401	06	00	00	Aportes patronales y legales	9.474.930	0	0	0	0	9.474.930
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.522.740	0	0	0	0	5.522.740
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.239.288	0	0	0	0	1.239.288
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.729.204	0	0	0	0	1.729.204
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	220.453	0	0	0	0	220.453
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	48.990	0	0	0	0	48.990
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	60.714	0	0	0	0	60.714
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	452.451	0	0	0	0	452.451
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	100.545	0	0	0	0	100.545
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	100.545	0	0	0	0	100.545

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070014 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MIRANDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.806

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	00	00	Asistencia socio-económica	14.635.617	0	0	0	0	14.635.617
401	07	02	00	Becas a empleados	105.300	0	0	0	0	105.300
401	07	03	00	Ayudas por matrimonio a empleados	1.070	0	0	0	0	1.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.070	0	0	0	0	1.070
401	07	05	00	Ayudas por defunción a empleados	2.475	0	0	0	0	2.475
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	7.968.641	0	0	0	0	7.968.641
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	203.850	0	0	0	0	203.850
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.890.016	0	0	0	0	3.890.016
401	07	18	00	Becas a obreros	93.600	0	0	0	0	93.600
401	07	19	00	Ayudas por matrimonio de obreros	535	0	0	0	0	535
401	07	20	00	Ayudas por nacimiento de hijos de obreros	535	0	0	0	0	535
401	07	21	00	Ayudas por defunción a obreros	1.237	0	0	0	0	1.237
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	293.937	0	0	0	0	293.937
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	94.500	0	0	0	0	94.500
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	374.602	0	0	0	0	374.602
401	07	76	00	Ayudas por matrimonio al personal contratado	535	0	0	0	0	535
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	535	0	0	0	0	535
401	07	78	00	Ayudas por defunción al personal contratado	1.237	0	0	0	0	1.237
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.573.142	0	0	0	0	1.573.142
401	07	96	00	Otras subvenciones a empleados	14.400	0	0	0	0	14.400
401	07	97	00	Otras subvenciones a obreros	14.400	0	0	0	0	14.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.849.470**	**0**	**0**	**0**	**0**	**5.849.470**
402	01	00	00	Productos alimenticios y agropecuarios	574.006	0	0	0	0	574.006
402	01	01	00	Alimentos y bebidas para personas	574.006	0	0	0	0	574.006
402	02	00	00	Productos de minas, canteras y yacimientos	510	0	0	0	0	510

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070014 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MIRANDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.806

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	02	05	00	Piedra, arcilla, arena y tierra	510	0	0	0	0	510
402	03	00	00	Textiles y vestuarios	156.019	0	0	0	0	156.019
402	03	01	00	Textiles	38.419	0	0	0	0	38.419
402	03	02	00	Prendas de vestir	117.600	0	0	0	0	117.600
402	04	00	00	Productos de cuero y caucho	148.992	0	0	0	0	148.992
402	04	03	00	Cauchos y tripas para vehículos	148.992	0	0	0	0	148.992
402	05	00	00	Productos de papel, cartón e impresos	2.595.664	0	0	0	0	2.595.664
402	05	01	00	Pulpa de madera, papel y cartón	280.000	0	0	0	0	280.000
402	05	03	00	Productos de papel y cartón para oficina	2.306.640	0	0	0	0	2.306.640
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	9.024	0	0	0	0	9.024
402	06	00	00	Productos químicos y derivados	765.828	0	0	0	0	765.828
402	06	03	00	Tintas, pinturas y colorantes	239.400	0	0	0	0	239.400
402	06	04	00	Productos farmacéuticos y medicamentos	21.280	0	0	0	0	21.280
402	06	05	00	Productos de tocador	16.320	0	0	0	0	16.320
402	06	06	00	Combustibles y lubricantes	78.748	0	0	0	0	78.748
402	06	08	00	Productos plásticos	410.080	0	0	0	0	410.080
402	07	00	00	Productos minerales no metálicos	15.279	0	0	0	0	15.279
402	07	03	00	Productos de arcilla para construcción	53	0	0	0	0	53
402	07	04	00	Cemento, cal y yeso	15.226	0	0	0	0	15.226
402	08	00	00	Productos metálicos	59.201	0	0	0	0	59.201
402	08	02	00	Productos de metales no ferrosos	229	0	0	0	0	229
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	44.078	0	0	0	0	44.078
402	08	05	00	Materiales de orden público, seguridad y defensa	1.560	0	0	0	0	1.560
402	08	07	00	Material de señalamiento	4.214	0	0	0	0	4.214
402	08	09	00	Repuestos y accesorios para equipos de transporte	9.120	0	0	0	0	9.120

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070014 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MIRANDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.806

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	00	00	Productos varios y útiles diversos	1.532.846	0	0	0	0	1.532.846
402	10	02	00	Materiales y útiles de limpieza y aseo	254.088	0	0	0	0	254.088
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	183.600	0	0	0	0	183.600
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	400.019	0	0	0	0	400.019
402	10	08	00	Materiales para equipos de computación	529.868	0	0	0	0	529.868
402	10	11	00	Materiales eléctricos	124.764	0	0	0	0	124.764
402	10	12	00	Materiales para instalaciones sanitarias	34.267	0	0	0	0	34.267
402	10	99	00	Otros productos y útiles diversos	6.240	0	0	0	0	6.240
402	99	00	00	Otros materiales y suministros	1.125	0	0	0	0	1.125
402	99	01	00	Otros materiales y suministros	1.125	0	0	0	0	1.125
403	**00**	**00**	**00**	**Servicios no personales**	**3.334.987**	**0**	**0**	**0**	**0**	**3.334.987**
403	06	00	00	Servicios de transporte y almacenaje	120.639	0	0	0	0	120.639
403	06	01	00	Fletes y embalajes	5.984	0	0	0	0	5.984
403	06	03	00	Estacionamiento	114.655	0	0	0	0	114.655
403	07	00	00	Servicios de información, impresión y relaciones públicas	25.280	0	0	0	0	25.280
403	07	02	00	Imprenta y reproducción	14.240	0	0	0	0	14.240
403	07	04	00	Avisos	11.040	0	0	0	0	11.040
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	18.355	0	0	0	0	18.355
403	08	02	00	Comisiones y gastos bancarios	18.355	0	0	0	0	18.355
403	09	00	00	Viáticos y pasajes	1.307.590	0	0	0	0	1.307.590
403	09	01	00	Viáticos y pasajes dentro del país	1.307.590	0	0	0	0	1.307.590
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	486.617	0	0	0	0	486.617
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	391.048	0	0	0	0	391.048
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	8.273	0	0	0	0	8.273
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	87.296	0	0	0	0	87.296

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070014 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MIRANDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.806

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	435.156	0	0	0	0	435.156
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	435.156	0	0	0	0	435.156
403	18	00	00	Impuestos indirectos	941.350	0	0	0	0	941.350
403	18	01	00	Impuesto al valor agregado	941.350	0	0	0	0	941.350
404	**00**	**00**	**00**	**Activos reales**	**909.072**	**0**	**0**	**0**	**0**	**909.072**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	99.850	0	0	0	0	99.850
404	01	01	00	Repuestos mayores	99.850	0	0	0	0	99.850
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	99.850	0	0	0	0	99.850
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	7.146	0	0	0	0	7.146
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	5.408	0	0	0	0	5.408
404	03	05	00	Maquinaria y equipos industriales y de taller	1.738	0	0	0	0	1.738
404	05	00	00	Equipos de comunicaciones y de señalamiento	37.018	0	0	0	0	37.018
404	05	01	00	Equipos de telecomunicaciones	37.018	0	0	0	0	37.018
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	66.979	0	0	0	0	66.979
404	07	02	00	Equipos de enseñanza, deporte y recreación	54.128	0	0	0	0	54.128
404	07	03	00	Obras de arte	12.851	0	0	0	0	12.851
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	73.918	0	0	0	0	73.918
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	73.918	0	0	0	0	73.918
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	624.161	0	0	0	0	624.161
404	09	01	00	Mobiliario y equipos de oficina	279.757	0	0	0	0	279.757
404	09	02	00	Equipos de computación	77.938	0	0	0	0	77.938
404	09	03	00	Mobiliario y equipos de alojamiento	266.466	0	0	0	0	266.466
407	**00**	**00**	**00**	**Transferencias y donaciones**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
407	01	00	00	Transferencias y donaciones corrientes internas	250.000	0	0	0	0	250.000
407	01	02	00	Donaciones corrientes internas al sector privado	250.000	0	0	0	0	250.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070014 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MIRANDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.806

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	02	01	Donaciones corrientes a personas	250.000	0	0	0	0	250.000
				Totales	**213.475.985**	**0**	**0**	**0**	**0**	**213.475.985**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070015 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MONAGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 34.089

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MONAGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**115.353.778**	0	0	0	0	**115.353.778**
401	01	00	00	Sueldos, salarios y otras retribuciones	42.566.492	0	0	0	0	42.566.492
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	34.106.523	0	0	0	0	34.106.523
401	01	03	00	Suplencias a empleados	2.656.888	0	0	0	0	2.656.888
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.116.099	0	0	0	0	1.116.099
401	01	18	00	Remuneraciones al personal contratado	4.653.782	0	0	0	0	4.653.782
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	4.653.782	0	0	0	0	4.653.782
401	01	99	00	Otras retribuciones	33.200	0	0	0	0	33.200
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.311.555	0	0	0	0	1.311.555
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.226.395	0	0	0	0	1.226.395
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	85.160	0	0	0	0	85.160
401	03	00	00	Primas	11.379.705	0	0	0	0	11.379.705
401	03	01	00	Primas por mérito a empleados	1.394.637	0	0	0	0	1.394.637
401	03	02	00	Primas de transporte a empleados	502.500	0	0	0	0	502.500
401	03	08	00	Primas de profesionalización a empleados	2.353.737	0	0	0	0	2.353.737
401	03	09	00	Primas por antigüedad a empleados	6.285.304	0	0	0	0	6.285.304
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	620.000	0	0	0	0	620.000
401	03	16	00	Primas por mérito a obreros	98.032	0	0	0	0	98.032
401	03	17	00	Primas de transporte a obreros	1.053	0	0	0	0	1.053
401	03	19	00	Primas por hijos de obreros	13.500	0	0	0	0	13.500
401	03	21	00	Primas por antigüedad a obreros	107.942	0	0	0	0	107.942
401	03	39	00	Primas por hijos al personal contratado	3.000	0	0	0	0	3.000
401	04	00	00	Complementos de sueldos y salarios	1.868.658	0	0	0	0	1.868.658
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	449.884	0	0	0	0	449.884
401	04	10	00	Complemento a empleados por días feriados	405.198	0	0	0	0	405.198

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070015 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MONAGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 34.089

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MONAGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	15.981	0	0	0	0	15.981
401	04	20	00	Complemento a obreros por días feriados	14.815	0	0	0	0	14.815
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	113.153	0	0	0	0	113.153
401	04	28	00	Complemento al personal contratado por días feriados	248.726	0	0	0	0	248.726
401	04	96	00	Otros complementos a empleados	376.255	0	0	0	0	376.255
401	04	97	00	Otros complementos a obreros	13.757	0	0	0	0	13.757
401	04	98	00	Otros complementos al personal contratado	230.889	0	0	0	0	230.889
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	43.361.933	0	0	0	0	43.361.933
401	05	01	00	Aguinaldos a empleados	19.988.593	0	0	0	0	19.988.593
401	05	03	00	Bono vacacional a empleados	17.743.128	0	0	0	0	17.743.128
401	05	04	00	Aguinaldos a obreros	930.974	0	0	0	0	930.974
401	05	06	00	Bono vacacional a obreros	380.735	0	0	0	0	380.735
401	05	07	00	Aguinaldos al personal contratado	2.456.990	0	0	0	0	2.456.990
401	05	08	00	Bono vacacional al personal contratado	1.861.513	0	0	0	0	1.861.513
401	06	00	00	Aportes patronales y legales	5.420.045	0	0	0	0	5.420.045
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.062.474	0	0	0	0	3.062.474
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	688.658	0	0	0	0	688.658
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	958.017	0	0	0	0	958.017
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	71.073	0	0	0	0	71.073
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	15.794	0	0	0	0	15.794
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	19.037	0	0	0	0	19.037
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	418.840	0	0	0	0	418.840
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	93.076	0	0	0	0	93.076
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	93.076	0	0	0	0	93.076

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070015 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MONAGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 34.089

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MONAGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	00	00	Asistencia socio-económica	9.445.390	0	0	0	0	9.445.390
401	07	02	00	Becas a empleados	156.600	0	0	0	0	156.600
401	07	03	00	Ayudas por matrimonio a empleados	1.070	0	0	0	0	1.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.070	0	0	0	0	1.070
401	07	05	00	Ayudas por defunción a empleados	2.475	0	0	0	0	2.475
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.490.864	0	0	0	0	4.490.864
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	244.350	0	0	0	0	244.350
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.945.008	0	0	0	0	1.945.008
401	07	18	00	Becas a obreros	99.900	0	0	0	0	99.900
401	07	19	00	Ayudas por matrimonio de obreros	535	0	0	0	0	535
401	07	20	00	Ayudas por nacimiento de hijos de obreros	535	0	0	0	0	535
401	07	21	00	Ayudas por defunción a obreros	1.237	0	0	0	0	1.237
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	94.764	0	0	0	0	94.764
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	202.500	0	0	0	0	202.500
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	244.934	0	0	0	0	244.934
401	07	76	00	Ayudas por matrimonio al personal contratado	535	0	0	0	0	535
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	535	0	0	0	0	535
401	07	78	00	Ayudas por defunción al personal contratado	1.237	0	0	0	0	1.237
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.914.041	0	0	0	0	1.914.041
401	07	96	00	Otras subvenciones a empleados	28.800	0	0	0	0	28.800
401	07	97	00	Otras subvenciones a obreros	14.400	0	0	0	0	14.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.715.685**	**0**	**0**	**0**	**0**	**3.715.685**
402	01	00	00	Productos alimenticios y agropecuarios	492.024	0	0	0	0	492.024
402	01	01	00	Alimentos y bebidas para personas	492.024	0	0	0	0	492.024
402	03	00	00	Textiles y vestuarios	38.400	0	0	0	0	38.400

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070015 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MONAGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 34.089

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MONAGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	01	00	Textiles	38.400	0	0	0	0	38.400
402	04	00	00	Productos de cuero y caucho	38.400	0	0	0	0	38.400
402	04	03	00	Cauchos y tripas para vehículos	38.400	0	0	0	0	38.400
402	05	00	00	Productos de papel, cartón e impresos	1.742.469	0	0	0	0	1.742.469
402	05	01	00	Pulpa de madera, papel y cartón	24.376	0	0	0	0	24.376
402	05	03	00	Productos de papel y cartón para oficina	1.704.749	0	0	0	0	1.704.749
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	13.344	0	0	0	0	13.344
402	06	00	00	Productos químicos y derivados	170.342	0	0	0	0	170.342
402	06	03	00	Tintas, pinturas y colorantes	130.560	0	0	0	0	130.560
402	06	05	00	Productos de tocador	4.080	0	0	0	0	4.080
402	06	06	00	Combustibles y lubricantes	6.902	0	0	0	0	6.902
402	06	08	00	Productos plásticos	28.800	0	0	0	0	28.800
402	08	00	00	Productos metálicos	61.358	0	0	0	0	61.358
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	28.000	0	0	0	0	28.000
402	08	05	00	Materiales de orden público, seguridad y defensa	1.560	0	0	0	0	1.560
402	08	09	00	Repuestos y accesorios para equipos de transporte	31.798	0	0	0	0	31.798
402	10	00	00	Productos varios y útiles diversos	1.165.204	0	0	0	0	1.165.204
402	10	02	00	Materiales y útiles de limpieza y aseo	120.288	0	0	0	0	120.288
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	58.506	0	0	0	0	58.506
402	10	08	00	Materiales para equipos de computación	916.320	0	0	0	0	916.320
402	10	11	00	Materiales eléctricos	8.986	0	0	0	0	8.986
402	10	12	00	Materiales para instalaciones sanitarias	34.339	0	0	0	0	34.339
402	10	99	00	Otros productos y útiles diversos	26.765	0	0	0	0	26.765
402	99	00	00	Otros materiales y suministros	7.488	0	0	0	0	7.488
402	99	01	00	Otros materiales y suministros	7.488	0	0	0	0	7.488

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070015 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MONAGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 34.089

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MONAGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.301.520**	**0**	**0**	**0**	**0**	**2.301.520**
403	06	00	00	Servicios de transporte y almacenaje	8.072	0	0	0	0	8.072
403	06	01	00	Fletes y embalajes	4.488	0	0	0	0	4.488
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.584	0	0	0	0	3.584
403	07	00	00	Servicios de información, impresión y relaciones públicas	13.286	0	0	0	0	13.286
403	07	02	00	Imprenta y reproducción	4.685	0	0	0	0	4.685
403	07	03	00	Relaciones sociales	8.601	0	0	0	0	8.601
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	50.227	0	0	0	0	50.227
403	08	02	00	Comisiones y gastos bancarios	50.227	0	0	0	0	50.227
403	09	00	00	Viáticos y pasajes	463.943	0	0	0	0	463.943
403	09	01	00	Viáticos y pasajes dentro del país	463.943	0	0	0	0	463.943
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	56.672	0	0	0	0	56.672
403	10	99	00	Otros servicios profesionales y técnicos	56.672	0	0	0	0	56.672
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	791.882	0	0	0	0	791.882
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	312.000	0	0	0	0	312.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	17.626	0	0	0	0	17.626
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	462.256	0	0	0	0	462.256
403	12	00	00	Conservación y reparaciones menores de obras	257.016	0	0	0	0	257.016
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	257.016	0	0	0	0	257.016
403	18	00	00	Impuestos indirectos	620.486	0	0	0	0	620.486
403	18	01	00	Impuesto al valor agregado	620.486	0	0	0	0	620.486
403	99	00	00	Otros servicios no personales	39.936	0	0	0	0	39.936
403	99	01	00	Otros servicios no personales	39.936	0	0	0	0	39.936
404	**00**	**00**	**00**	**Activos reales**	**237.944**	**0**	**0**	**0**	**0**	**237.944**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	95.494	0	0	0	0	95.494

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070015 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MONAGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 34.089

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MONAGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	01	00	Repuestos mayores	95.494	0	0	0	0	95.494
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	95.494	0	0	0	0	95.494
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	142.450	0	0	0	0	142.450
404	09	01	00	Mobiliario y equipos de oficina	81.298	0	0	0	0	81.298
404	09	03	00	Mobiliario y equipos de alojamiento	61.152	0	0	0	0	61.152
407	**00**	**00**	**00**	**Transferencias y donaciones**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
407	01	00	00	Transferencias y donaciones corrientes internas	250.000	0	0	0	0	250.000
407	01	02	00	Donaciones corrientes internas al sector privado	250.000	0	0	0	0	250.000
407	01	02	01	Donaciones corrientes a personas	250.000	0	0	0	0	250.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**118.996**	**0**	**0**	**0**	**0**	**118.996**
411	11	00	00	Obligaciones de ejercicios anteriores	118.996	0	0	0	0	118.996
411	11	04	00	Compromisos pendientes de ejercicios anteriores	118.996	0	0	0	0	118.996
				Totales	**121.977.923**	**0**	**0**	**0**	**0**	**121.977.923**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070016 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MÉRIDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 760

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MÉRIDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**205.074.405**	0	0	0	0	**205.074.405**
401	01	00	00	Sueldos, salarios y otras retribuciones	81.534.774	0	0	0	0	81.534.774
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	63.214.236	0	0	0	0	63.214.236
401	01	03	00	Suplencias a empleados	6.897.083	0	0	0	0	6.897.083
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.906.809	0	0	0	0	2.906.809
401	01	18	00	Remuneraciones al personal contratado	8.450.846	0	0	0	0	8.450.846
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	8.450.846	0	0	0	0	8.450.846
401	01	99	00	Otras retribuciones	65.800	0	0	0	0	65.800
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	5.507.136	0	0	0	0	5.507.136
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.040.041	0	0	0	0	5.040.041
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	467.095	0	0	0	0	467.095
401	03	00	00	Primas	22.874.749	0	0	0	0	22.874.749
401	03	01	00	Primas por mérito a empleados	2.691.948	0	0	0	0	2.691.948
401	03	02	00	Primas de transporte a empleados	1.035.000	0	0	0	0	1.035.000
401	03	08	00	Primas de profesionalización a empleados	5.221.812	0	0	0	0	5.221.812
401	03	09	00	Primas por antigüedad a empleados	12.259.292	0	0	0	0	12.259.292
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.100.000	0	0	0	0	1.100.000
401	03	16	00	Primas por mérito a obreros	236.707	0	0	0	0	236.707
401	03	17	00	Primas de transporte a obreros	2.808	0	0	0	0	2.808
401	03	19	00	Primas por hijos de obreros	30.000	0	0	0	0	30.000
401	03	21	00	Primas por antigüedad a obreros	292.682	0	0	0	0	292.682
401	03	39	00	Primas por hijos al personal contratado	4.500	0	0	0	0	4.500
401	04	00	00	Complementos de sueldos y salarios	3.835.321	0	0	0	0	3.835.321
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	924.203	0	0	0	0	924.203
401	04	10	00	Complemento a empleados por días feriados	832.403	0	0	0	0	832.403

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070016 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MÉRIDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 760

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MÉRIDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	32.829	0	0	0	0	32.829
401	04	20	00	Complemento a obreros por días feriados	30.434	0	0	0	0	30.434
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	230.708	0	0	0	0	230.708
401	04	28	00	Complemento al personal contratado por días feriados	509.218	0	0	0	0	509.218
401	04	96	00	Otros complementos a empleados	772.946	0	0	0	0	772.946
401	04	97	00	Otros complementos a obreros	28.261	0	0	0	0	28.261
401	04	98	00	Otros complementos al personal contratado	474.319	0	0	0	0	474.319
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	67.341.333	0	0	0	0	67.341.333
401	05	01	00	Aguinaldos a empleados	26.831.642	0	0	0	0	26.831.642
401	05	03	00	Bono vacacional a empleados	33.329.423	0	0	0	0	33.329.423
401	05	04	00	Aguinaldos a obreros	2.314.716	0	0	0	0	2.314.716
401	05	06	00	Bono vacacional a obreros	946.635	0	0	0	0	946.635
401	05	07	00	Aguinaldos al personal contratado	1.538.578	0	0	0	0	1.538.578
401	05	08	00	Bono vacacional al personal contratado	2.380.339	0	0	0	0	2.380.339
401	06	00	00	Aportes patronales y legales	9.594.063	0	0	0	0	9.594.063
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.638.679	0	0	0	0	5.638.679
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.264.285	0	0	0	0	1.264.285
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.785.408	0	0	0	0	1.785.408
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	171.613	0	0	0	0	171.613
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	38.136	0	0	0	0	38.136
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	47.332	0	0	0	0	47.332
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	310.576	0	0	0	0	310.576
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	169.017	0	0	0	0	169.017
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	169.017	0	0	0	0	169.017

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070016 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MÉRIDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 760

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MÉRIDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	00	00	Asistencia socio-económica	14.387.029	0	0	0	0	14.387.029
401	07	02	00	Becas a empleados	269.100	0	0	0	0	269.100
401	07	03	00	Ayudas por matrimonio a empleados	1.070	0	0	0	0	1.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.070	0	0	0	0	1.070
401	07	05	00	Ayudas por defunción a empleados	2.475	0	0	0	0	2.475
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	8.166.728	0	0	0	0	8.166.728
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	321.300	0	0	0	0	321.300
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.593.344	0	0	0	0	2.593.344
401	07	18	00	Becas a obreros	89.100	0	0	0	0	89.100
401	07	19	00	Ayudas por matrimonio de obreros	535	0	0	0	0	535
401	07	20	00	Ayudas por nacimiento de hijos de obreros	535	0	0	0	0	535
401	07	21	00	Ayudas por defunción a obreros	1.238	0	0	0	0	1.238
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	228.817	0	0	0	0	228.817
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	159.300	0	0	0	0	159.300
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	244.934	0	0	0	0	244.934
401	07	76	00	Ayudas por matrimonio al personal contratado	535	0	0	0	0	535
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	535	0	0	0	0	535
401	07	78	00	Ayudas por defunción al personal contratado	1.237	0	0	0	0	1.237
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	2.269.176	0	0	0	0	2.269.176
401	07	96	00	Otras subvenciones a empleados	21.600	0	0	0	0	21.600
401	07	97	00	Otras subvenciones a obreros	14.400	0	0	0	0	14.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.735.035**	**0**	**0**	**0**	**0**	**2.735.035**
402	01	00	00	Productos alimenticios y agropecuarios	10.400	0	0	0	0	10.400
402	01	01	00	Alimentos y bebidas para personas	10.400	0	0	0	0	10.400
402	03	00	00	Textiles y vestuarios	10.013	0	0	0	0	10.013

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070016 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MÉRIDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 760

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MÉRIDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	01	00	Textiles	10.013	0	0	0	0	10.013
402	04	00	00	Productos de cuero y caucho	134.400	0	0	0	0	134.400
402	04	03	00	Cauchos y tripas para vehículos	134.400	0	0	0	0	134.400
402	05	00	00	Productos de papel, cartón e impresos	1.922.485	0	0	0	0	1.922.485
402	05	01	00	Pulpa de madera, papel y cartón	24.898	0	0	0	0	24.898
402	05	03	00	Productos de papel y cartón para oficina	1.867.507	0	0	0	0	1.867.507
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	30.080	0	0	0	0	30.080
402	06	00	00	Productos químicos y derivados	103.043	0	0	0	0	103.043
402	06	03	00	Tintas, pinturas y colorantes	27.472	0	0	0	0	27.472
402	06	06	00	Combustibles y lubricantes	55.526	0	0	0	0	55.526
402	06	08	00	Productos plásticos	20.045	0	0	0	0	20.045
402	07	00	00	Productos minerales no metálicos	29.472	0	0	0	0	29.472
402	07	02	00	Vidrios y productos de vidrio	29.472	0	0	0	0	29.472
402	08	00	00	Productos metálicos	182.856	0	0	0	0	182.856
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	101.328	0	0	0	0	101.328
402	08	09	00	Repuestos y accesorios para equipos de transporte	35.000	0	0	0	0	35.000
402	08	10	00	Repuestos y accesorios para otros equipos	30.848	0	0	0	0	30.848
402	08	99	00	Otros productos metálicos	15.680	0	0	0	0	15.680
402	09	00	00	Productos de madera	19.546	0	0	0	0	19.546
402	09	02	00	Muebles y accesorios de madera para edificaciones	19.546	0	0	0	0	19.546
402	10	00	00	Productos varios y útiles diversos	322.820	0	0	0	0	322.820
402	10	02	00	Materiales y útiles de limpieza y aseo	28.800	0	0	0	0	28.800
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	5.421	0	0	0	0	5.421
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	23.712	0	0	0	0	23.712
402	10	06	00	Condecoraciones, ofrendas y similares	14.976	0	0	0	0	14.976

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070016 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MÉRIDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 760

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MÉRIDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	08	00	Materiales para equipos de computación	169.966	0	0	0	0	169.966
402	10	11	00	Materiales eléctricos	43.265	0	0	0	0	43.265
402	10	12	00	Materiales para instalaciones sanitarias	25.282	0	0	0	0	25.282
402	10	99	00	Otros productos y útiles diversos	11.398	0	0	0	0	11.398
403	**00**	**00**	**00**	**Servicios no personales**	**2.243.393**	**0**	**0**	**0**	**0**	**2.243.393**
403	06	00	00	Servicios de transporte y almacenaje	6.720	0	0	0	0	6.720
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	6.720	0	0	0	0	6.720
403	07	00	00	Servicios de información, impresión y relaciones públicas	91.910	0	0	0	0	91.910
403	07	02	00	Imprenta y reproducción	60.198	0	0	0	0	60.198
403	07	03	00	Relaciones sociales	19.712	0	0	0	0	19.712
403	07	04	00	Avisos	12.000	0	0	0	0	12.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.683	0	0	0	0	5.683
403	08	02	00	Comisiones y gastos bancarios	5.683	0	0	0	0	5.683
403	09	00	00	Viáticos y pasajes	470.952	0	0	0	0	470.952
403	09	01	00	Viáticos y pasajes dentro del país	470.952	0	0	0	0	470.952
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.028.690	0	0	0	0	1.028.690
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	319.925	0	0	0	0	319.925
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	312.000	0	0	0	0	312.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	304.245	0	0	0	0	304.245
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	92.520	0	0	0	0	92.520
403	12	00	00	Conservación y reparaciones menores de obras	154.210	0	0	0	0	154.210
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	154.210	0	0	0	0	154.210
403	18	00	00	Impuestos indirectos	482.944	0	0	0	0	482.944
403	18	01	00	Impuesto al valor agregado	482.944	0	0	0	0	482.944
403	99	00	00	Otros servicios no personales	2.284	0	0	0	0	2.284

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070016 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MÉRIDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 760

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO MÉRIDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	01	00	Otros servicios no personales	2.284	0	0	0	0	2.284
407	**00**	**00**	**00**	**Transferencias y donaciones**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
407	01	00	00	Transferencias y donaciones corrientes internas	250.000	0	0	0	0	250.000
407	01	02	00	Donaciones corrientes internas al sector privado	250.000	0	0	0	0	250.000
407	01	02	01	Donaciones corrientes a personas	250.000	0	0	0	0	250.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**450.000**	**0**	**0**	**0**	**0**	**450.000**
411	11	00	00	Obligaciones de ejercicios anteriores	450.000	0	0	0	0	450.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	450.000	0	0	0	0	450.000
				Totales	**210.752.833**	**0**	**0**	**0**	**0**	**210.752.833**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070017 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO NUEVA ESPARTA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 915

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO NUEVA ESPARTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**111.975.865**	**0**	**0**	**0**	**0**	**111.975.865**
401	01	00	00	Sueldos, salarios y otras retribuciones	41.214.815	0	0	0	0	41.214.815
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	33.481.894	0	0	0	0	33.481.894
401	01	03	00	Suplencias a empleados	3.477.306	0	0	0	0	3.477.306
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	756.515	0	0	0	0	756.515
401	01	18	00	Remuneraciones al personal contratado	3.465.000	0	0	0	0	3.465.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	3.465.000	0	0	0	0	3.465.000
401	01	99	00	Otras retribuciones	34.100	0	0	0	0	34.100
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.497.561	0	0	0	0	1.497.561
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.441.702	0	0	0	0	1.441.702
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	55.859	0	0	0	0	55.859
401	03	00	00	Primas	11.659.254	0	0	0	0	11.659.254
401	03	01	00	Primas por mérito a empleados	1.518.229	0	0	0	0	1.518.229
401	03	02	00	Primas de transporte a empleados	502.500	0	0	0	0	502.500
401	03	08	00	Primas de profesionalización a empleados	2.248.088	0	0	0	0	2.248.088
401	03	09	00	Primas por antigüedad a empleados	6.529.534	0	0	0	0	6.529.534
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	650.000	0	0	0	0	650.000
401	03	16	00	Primas por mérito a obreros	93.912	0	0	0	0	93.912
401	03	17	00	Primas de transporte a obreros	1.457	0	0	0	0	1.457
401	03	19	00	Primas por hijos de obreros	13.500	0	0	0	0	13.500
401	03	21	00	Primas por antigüedad a obreros	99.034	0	0	0	0	99.034
401	03	39	00	Primas por hijos al personal contratado	3.000	0	0	0	0	3.000
401	04	00	00	Complementos de sueldos y salarios	1.838.861	0	0	0	0	1.838.861
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	442.698	0	0	0	0	442.698
401	04	10	00	Complemento a empleados por días feriados	398.725	0	0	0	0	398.725

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070017 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO NUEVA ESPARTA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 915

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO NUEVA ESPARTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	15.725	0	0	0	0	15.725
401	04	20	00	Complemento a obreros por días feriados	14.578	0	0	0	0	14.578
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	111.372	0	0	0	0	111.372
401	04	28	00	Complemento al personal contratado por días feriados	244.780	0	0	0	0	244.780
401	04	96	00	Otros complementos a empleados	370.245	0	0	0	0	370.245
401	04	97	00	Otros complementos a obreros	13.537	0	0	0	0	13.537
401	04	98	00	Otros complementos al personal contratado	227.201	0	0	0	0	227.201
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	40.379.079	0	0	0	0	40.379.079
401	05	01	00	Aguinaldos a empleados	18.884.704	0	0	0	0	18.884.704
401	05	03	00	Bono vacacional a empleados	17.658.352	0	0	0	0	17.658.352
401	05	04	00	Aguinaldos a obreros	891.432	0	0	0	0	891.432
401	05	06	00	Bono vacacional a obreros	364.563	0	0	0	0	364.563
401	05	07	00	Aguinaldos al personal contratado	1.570.797	0	0	0	0	1.570.797
401	05	08	00	Bono vacacional al personal contratado	1.009.231	0	0	0	0	1.009.231
401	06	00	00	Aportes patronales y legales	5.035.803	0	0	0	0	5.035.803
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.987.646	0	0	0	0	2.987.646
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	669.638	0	0	0	0	669.638
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	949.074	0	0	0	0	949.074
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	68.086	0	0	0	0	68.086
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	15.130	0	0	0	0	15.130
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	18.228	0	0	0	0	18.228
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	227.077	0	0	0	0	227.077
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	50.462	0	0	0	0	50.462
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	50.462	0	0	0	0	50.462

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070017 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO NUEVA ESPARTA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 915

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO NUEVA ESPARTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	00	00	Asistencia socio-económica	10.350.492	0	0	0	0	10.350.492
401	07	02	00	Becas a empleados	63.900	0	0	0	0	63.900
401	07	03	00	Ayudas por matrimonio a empleados	1.070	0	0	0	0	1.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.070	0	0	0	0	1.070
401	07	05	00	Ayudas por defunción a empleados	2.475	0	0	0	0	2.475
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.288.308	0	0	0	0	4.288.308
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	202.500	0	0	0	0	202.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.565.848	0	0	0	0	3.565.848
401	07	18	00	Becas a obreros	71.100	0	0	0	0	71.100
401	07	19	00	Ayudas por matrimonio de obreros	535	0	0	0	0	535
401	07	20	00	Ayudas por nacimiento de hijos de obreros	535	0	0	0	0	535
401	07	21	00	Ayudas por defunción a obreros	1.238	0	0	0	0	1.238
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	90.782	0	0	0	0	90.782
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	149.850	0	0	0	0	149.850
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	244.934	0	0	0	0	244.934
401	07	76	00	Ayudas por matrimonio al personal contratado	535	0	0	0	0	535
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	535	0	0	0	0	535
401	07	78	00	Ayudas por defunción al personal contratado	1.237	0	0	0	0	1.237
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.620.840	0	0	0	0	1.620.840
401	07	96	00	Otras subvenciones a empleados	28.800	0	0	0	0	28.800
401	07	97	00	Otras subvenciones a obreros	14.400	0	0	0	0	14.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.101.280**	**0**	**0**	**0**	**0**	**3.101.280**
402	01	00	00	Productos alimenticios y agropecuarios	248.128	0	0	0	0	248.128
402	01	01	00	Alimentos y bebidas para personas	248.128	0	0	0	0	248.128
402	03	00	00	Textiles y vestuarios	30.960	0	0	0	0	30.960

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070017 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO NUEVA ESPARTA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 915

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO NUEVA ESPARTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	01	00	Textiles	30.960	0	0	0	0	30.960
402	04	00	00	Productos de cuero y caucho	46.435	0	0	0	0	46.435
402	04	03	00	Cauchos y tripas para vehículos	46.435	0	0	0	0	46.435
402	05	00	00	Productos de papel, cartón e impresos	1.017.397	0	0	0	0	1.017.397
402	05	01	00	Pulpa de madera, papel y cartón	79.584	0	0	0	0	79.584
402	05	03	00	Productos de papel y cartón para oficina	929.864	0	0	0	0	929.864
402	05	06	00	Productos de papel y cartón para computación	7.949	0	0	0	0	7.949
402	06	00	00	Productos químicos y derivados	300.356	0	0	0	0	300.356
402	06	03	00	Tintas, pinturas y colorantes	171.942	0	0	0	0	171.942
402	06	06	00	Combustibles y lubricantes	16.040	0	0	0	0	16.040
402	06	08	00	Productos plásticos	110.960	0	0	0	0	110.960
402	06	99	00	Otros productos de la industria química y conexos	1.414	0	0	0	0	1.414
402	08	00	00	Productos metálicos	812.379	0	0	0	0	812.379
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	90.704	0	0	0	0	90.704
402	08	09	00	Repuestos y accesorios para equipos de transporte	22.579	0	0	0	0	22.579
402	08	10	00	Repuestos y accesorios para otros equipos	699.096	0	0	0	0	699.096
402	09	00	00	Productos de madera	17.111	0	0	0	0	17.111
402	09	02	00	Muebles y accesorios de madera para edificaciones	17.111	0	0	0	0	17.111
402	10	00	00	Productos varios y útiles diversos	627.848	0	0	0	0	627.848
402	10	01	00	Artículos de deporte, recreación y juguetes	13.648	0	0	0	0	13.648
402	10	02	00	Materiales y útiles de limpieza y aseo	106.784	0	0	0	0	106.784
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	279.470	0	0	0	0	279.470
402	10	06	00	Condecoraciones, ofrendas y similares	14.944	0	0	0	0	14.944
402	10	08	00	Materiales para equipos de computación	6.605	0	0	0	0	6.605
402	10	11	00	Materiales eléctricos	171.202	0	0	0	0	171.202

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070017 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO NUEVA ESPARTA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 915

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO NUEVA ESPARTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	34.571	0	0	0	0	34.571
402	10	99	00	Otros productos y útiles diversos	624	0	0	0	0	624
402	99	00	00	Otros materiales y suministros	666	0	0	0	0	666
402	99	01	00	Otros materiales y suministros	666	0	0	0	0	666
403	**00**	**00**	**00**	**Servicios no personales**	**1.993.560**	**0**	**0**	**0**	**0**	**1.993.560**
403	06	00	00	Servicios de transporte y almacenaje	6.432	0	0	0	0	6.432
403	06	01	00	Fletes y embalajes	5.984	0	0	0	0	5.984
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	448	0	0	0	0	448
403	07	00	00	Servicios de información, impresión y relaciones públicas	26.112	0	0	0	0	26.112
403	07	03	00	Relaciones sociales	7.168	0	0	0	0	7.168
403	07	04	00	Avisos	18.944	0	0	0	0	18.944
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	30.720	0	0	0	0	30.720
403	08	02	00	Comisiones y gastos bancarios	30.720	0	0	0	0	30.720
403	09	00	00	Viáticos y pasajes	670.582	0	0	0	0	670.582
403	09	01	00	Viáticos y pasajes dentro del país	670.582	0	0	0	0	670.582
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	35.981	0	0	0	0	35.981
403	10	99	00	Otros servicios profesionales y técnicos	35.981	0	0	0	0	35.981
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	629.022	0	0	0	0	629.022
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	220.374	0	0	0	0	220.374
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	2.638	0	0	0	0	2.638
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	345.360	0	0	0	0	345.360
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	60.650	0	0	0	0	60.650
403	12	00	00	Conservación y reparaciones menores de obras	67.123	0	0	0	0	67.123
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	67.123	0	0	0	0	67.123
403	18	00	00	Impuestos indirectos	527.588	0	0	0	0	527.588

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070017 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO NUEVA ESPARTA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 915

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO NUEVA ESPARTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	527.588	0	0	0	0	527.588
404	**00**	**00**	**00**	**Activos reales**	**499.893**	**0**	**0**	**0**	**0**	**499.893**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	167.685	0	0	0	0	167.685
404	01	01	00	Repuestos mayores	167.685	0	0	0	0	167.685
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	167.685	0	0	0	0	167.685
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	5.408	0	0	0	0	5.408
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	5.408	0	0	0	0	5.408
404	04	00	00	Equipos de transporte, tracción y elevación	4.864	0	0	0	0	4.864
404	04	05	00	Vehículos de tracción no motorizados	4.864	0	0	0	0	4.864
404	05	00	00	Equipos de comunicaciones y de señalamiento	57.843	0	0	0	0	57.843
404	05	01	00	Equipos de telecomunicaciones	57.843	0	0	0	0	57.843
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	8.419	0	0	0	0	8.419
404	07	02	00	Equipos de enseñanza, deporte y recreación	4.102	0	0	0	0	4.102
404	07	03	00	Obras de arte	4.317	0	0	0	0	4.317
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	255.674	0	0	0	0	255.674
404	09	01	00	Mobiliario y equipos de oficina	178.429	0	0	0	0	178.429
404	09	02	00	Equipos de computación	72.261	0	0	0	0	72.261
404	09	03	00	Mobiliario y equipos de alojamiento	4.984	0	0	0	0	4.984
407	**00**	**00**	**00**	**Transferencias y donaciones**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
407	01	00	00	Transferencias y donaciones corrientes internas	250.000	0	0	0	0	250.000
407	01	02	00	Donaciones corrientes internas al sector privado	250.000	0	0	0	0	250.000
407	01	02	01	Donaciones corrientes a personas	250.000	0	0	0	0	250.000
				Totales	**117.820.598**	**0**	**0**	**0**	**0**	**117.820.598**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070018 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 742

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	157.904.162	0	0	0	0	157.904.162
401	01	00	00	Sueldos, salarios y otras retribuciones	56.741.704	0	0	0	0	56.741.704
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	49.014.662	0	0	0	0	49.014.662
401	01	03	00	Suplencias a empleados	3.247.913	0	0	0	0	3.247.913
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.454.710	0	0	0	0	1.454.710
401	01	18	00	Remuneraciones al personal contratado	2.968.519	0	0	0	0	2.968.519
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	2.968.519	0	0	0	0	2.968.519
401	01	99	00	Otras retribuciones	55.900	0	0	0	0	55.900
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.315.075	0	0	0	0	2.315.075
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.222.212	0	0	0	0	2.222.212
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	92.863	0	0	0	0	92.863
401	03	00	00	Primas	17.810.109	0	0	0	0	17.810.109
401	03	01	00	Primas por mérito a empleados	2.247.170	0	0	0	0	2.247.170
401	03	02	00	Primas de transporte a empleados	982.500	0	0	0	0	982.500
401	03	08	00	Primas de profesionalización a empleados	3.114.914	0	0	0	0	3.114.914
401	03	09	00	Primas por antigüedad a empleados	10.168.459	0	0	0	0	10.168.459
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	890.000	0	0	0	0	890.000
401	03	16	00	Primas por mérito a obreros	180.585	0	0	0	0	180.585
401	03	17	00	Primas de transporte a obreros	1.836	0	0	0	0	1.836
401	03	19	00	Primas por hijos de obreros	21.000	0	0	0	0	21.000
401	03	21	00	Primas por antigüedad a obreros	199.145	0	0	0	0	199.145
401	03	39	00	Primas por hijos al personal contratado	4.500	0	0	0	0	4.500
401	04	00	00	Complementos de sueldos y salarios	3.084.413	0	0	0	0	3.084.413
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	743.100	0	0	0	0	743.100
401	04	10	00	Complemento a empleados por días feriados	669.288	0	0	0	0	669.288

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070018 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 742

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	26.396	0	0	0	0	26.396
401	04	20	00	Complemento a obreros por días feriados	24.471	0	0	0	0	24.471
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	185.823	0	0	0	0	185.823
401	04	28	00	Complemento al personal contratado por días feriados	409.757	0	0	0	0	409.757
401	04	96	00	Otros complementos a empleados	621.482	0	0	0	0	621.482
401	04	97	00	Otros complementos a obreros	22.723	0	0	0	0	22.723
401	04	98	00	Otros complementos al personal contratado	381.373	0	0	0	0	381.373
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	59.080.269	0	0	0	0	59.080.269
401	05	01	00	Aguinaldos a empleados	28.625.596	0	0	0	0	28.625.596
401	05	03	00	Bono vacacional a empleados	25.626.394	0	0	0	0	25.626.394
401	05	04	00	Aguinaldos a obreros	1.708.434	0	0	0	0	1.708.434
401	05	06	00	Bono vacacional a obreros	698.687	0	0	0	0	698.687
401	05	07	00	Aguinaldos al personal contratado	1.425.051	0	0	0	0	1.425.051
401	05	08	00	Bono vacacional al personal contratado	996.107	0	0	0	0	996.107
401	06	00	00	Aportes patronales y legales	7.275.145	0	0	0	0	7.275.145
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.377.531	0	0	0	0	4.377.531
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	980.293	0	0	0	0	980.293
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.399.055	0	0	0	0	1.399.055
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	130.924	0	0	0	0	130.924
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	29.094	0	0	0	0	29.094
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	34.934	0	0	0	0	34.934
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	223.704	0	0	0	0	223.704
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	49.805	0	0	0	0	49.805
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	49.805	0	0	0	0	49.805

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070018 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 742

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	00	00	Asistencia socio-económica	11.597.447	0	0	0	0	11.597.447
401	07	02	00	Becas a empleados	222.300	0	0	0	0	222.300
401	07	03	00	Ayudas por matrimonio a empleados	1.070	0	0	0	0	1.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.070	0	0	0	0	1.070
401	07	05	00	Ayudas por defunción a empleados	2.475	0	0	0	0	2.475
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	6.266.067	0	0	0	0	6.266.067
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	294.300	0	0	0	0	294.300
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.593.344	0	0	0	0	2.593.344
401	07	18	00	Becas a obreros	83.700	0	0	0	0	83.700
401	07	19	00	Ayudas por matrimonio de obreros	535	0	0	0	0	535
401	07	20	00	Ayudas por nacimiento de hijos de obreros	535	0	0	0	0	535
401	07	21	00	Ayudas por defunción a obreros	1.238	0	0	0	0	1.238
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	174.565	0	0	0	0	174.565
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	102.600	0	0	0	0	102.600
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	180.101	0	0	0	0	180.101
401	07	76	00	Ayudas por matrimonio al personal contratado	535	0	0	0	0	535
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	535	0	0	0	0	535
401	07	78	00	Ayudas por defunción al personal contratado	1.237	0	0	0	0	1.237
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.620.840	0	0	0	0	1.620.840
401	07	96	00	Otras subvenciones a empleados	36.000	0	0	0	0	36.000
401	07	97	00	Otras subvenciones a obreros	14.400	0	0	0	0	14.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.780.130**	**0**	**0**	**0**	**0**	**4.780.130**
402	01	00	00	Productos alimenticios y agropecuarios	407.021	0	0	0	0	407.021
402	01	01	00	Alimentos y bebidas para personas	407.021	0	0	0	0	407.021
402	03	00	00	Textiles y vestuarios	96.839	0	0	0	0	96.839

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070018 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 742

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	01	00	Textiles	96.839	0	0	0	0	96.839
402	04	00	00	Productos de cuero y caucho	319.725	0	0	0	0	319.725
402	04	03	00	Cauchos y tripas para vehículos	319.725	0	0	0	0	319.725
402	05	00	00	Productos de papel, cartón e impresos	984.545	0	0	0	0	984.545
402	05	01	00	Pulpa de madera, papel y cartón	64.224	0	0	0	0	64.224
402	05	03	00	Productos de papel y cartón para oficina	878.494	0	0	0	0	878.494
402	05	06	00	Productos de papel y cartón para computación	10.525	0	0	0	0	10.525
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	31.302	0	0	0	0	31.302
402	06	00	00	Productos químicos y derivados	515.123	0	0	0	0	515.123
402	06	03	00	Tintas, pinturas y colorantes	310.288	0	0	0	0	310.288
402	06	06	00	Combustibles y lubricantes	89.635	0	0	0	0	89.635
402	06	08	00	Productos plásticos	115.200	0	0	0	0	115.200
402	07	00	00	Productos minerales no metálicos	1.670	0	0	0	0	1.670
402	07	04	00	Cemento, cal y yeso	1.670	0	0	0	0	1.670
402	08	00	00	Productos metálicos	589.607	0	0	0	0	589.607
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	207.345	0	0	0	0	207.345
402	08	05	00	Materiales de orden público, seguridad y defensa	37.440	0	0	0	0	37.440
402	08	09	00	Repuestos y accesorios para equipos de transporte	208.240	0	0	0	0	208.240
402	08	10	00	Repuestos y accesorios para otros equipos	136.582	0	0	0	0	136.582
402	10	00	00	Productos varios y útiles diversos	1.856.878	0	0	0	0	1.856.878
402	10	01	00	Artículos de deporte, recreación y juguetes	11.565	0	0	0	0	11.565
402	10	02	00	Materiales y útiles de limpieza y aseo	128.365	0	0	0	0	128.365
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.496	0	0	0	0	2.496
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	420.394	0	0	0	0	420.394
402	10	06	00	Condecoraciones, ofrendas y similares	17.008	0	0	0	0	17.008

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070018 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 742

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	32.237	0	0	0	0	32.237
402	10	08	00	Materiales para equipos de computación	772.976	0	0	0	0	772.976
402	10	11	00	Materiales eléctricos	319.126	0	0	0	0	319.126
402	10	12	00	Materiales para instalaciones sanitarias	152.711	0	0	0	0	152.711
402	99	00	00	Otros materiales y suministros	8.722	0	0	0	0	8.722
402	99	01	00	Otros materiales y suministros	8.722	0	0	0	0	8.722
403	**00**	**00**	**00**	**Servicios no personales**	**2.948.120**	**0**	**0**	**0**	**0**	**2.948.120**
403	06	00	00	Servicios de transporte y almacenaje	11.808	0	0	0	0	11.808
403	06	01	00	Fletes y embalajes	5.984	0	0	0	0	5.984
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	5.824	0	0	0	0	5.824
403	07	00	00	Servicios de información, impresión y relaciones públicas	71.525	0	0	0	0	71.525
403	07	02	00	Imprenta y reproducción	17.293	0	0	0	0	17.293
403	07	03	00	Relaciones sociales	39.064	0	0	0	0	39.064
403	07	04	00	Avisos	15.168	0	0	0	0	15.168
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	16.128	0	0	0	0	16.128
403	08	02	00	Comisiones y gastos bancarios	16.128	0	0	0	0	16.128
403	09	00	00	Viáticos y pasajes	597.322	0	0	0	0	597.322
403	09	01	00	Viáticos y pasajes dentro del país	597.322	0	0	0	0	597.322
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	434.336	0	0	0	0	434.336
403	10	99	00	Otros servicios profesionales y técnicos	434.336	0	0	0	0	434.336
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	504.483	0	0	0	0	504.483
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	177.840	0	0	0	0	177.840
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	34.392	0	0	0	0	34.392
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	292.251	0	0	0	0	292.251
403	12	00	00	Conservación y reparaciones menores de obras	462.170	0	0	0	0	462.170

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070018 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 742

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	462.170	0	0	0	0	462.170
403	18	00	00	Impuestos indirectos	850.348	0	0	0	0	850.348
403	18	01	00	Impuesto al valor agregado	850.348	0	0	0	0	850.348
404	**00**	**00**	**00**	**Activos reales**	**805.653**	**0**	**0**	**0**	**0**	**805.653**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	322.838	0	0	0	0	322.838
404	01	01	00	Repuestos mayores	132.518	0	0	0	0	132.518
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	132.518	0	0	0	0	132.518
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	190.320	0	0	0	0	190.320
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	190.320	0	0	0	0	190.320
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	45.954	0	0	0	0	45.954
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	14.400	0	0	0	0	14.400
404	03	05	00	Maquinaria y equipos industriales y de taller	31.554	0	0	0	0	31.554
404	05	00	00	Equipos de comunicaciones y de señalamiento	97.968	0	0	0	0	97.968
404	05	01	00	Equipos de telecomunicaciones	97.968	0	0	0	0	97.968
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	45.968	0	0	0	0	45.968
404	07	02	00	Equipos de enseñanza, deporte y recreación	28.800	0	0	0	0	28.800
404	07	03	00	Obras de arte	17.168	0	0	0	0	17.168
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	292.925	0	0	0	0	292.925
404	09	01	00	Mobiliario y equipos de oficina	136.624	0	0	0	0	136.624
404	09	02	00	Equipos de computación	48.672	0	0	0	0	48.672
404	09	03	00	Mobiliario y equipos de alojamiento	98.375	0	0	0	0	98.375
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	9.254	0	0	0	0	9.254
407	**00**	**00**	**00**	**Transferencias y donaciones**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
407	01	00	00	Transferencias y donaciones corrientes internas	250.000	0	0	0	0	250.000
407	01	02	00	Donaciones corrientes internas al sector privado	250.000	0	0	0	0	250.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 210070018 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 742

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	02	01	Donaciones corrientes a personas	250.000	0	0	0	0	250.000
				Totales	**166.688.065**	**0**	**0**	**0**	**0**	**166.688.065**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070019 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO SUCRE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.592

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO SUCRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**138.025.076**	**0**	**0**	**0**	**0**	**138.025.076**
401	01	00	00	Sueldos, salarios y otras retribuciones	53.396.726	0	0	0	0	53.396.726
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	38.671.751	0	0	0	0	38.671.751
401	01	03	00	Suplencias a empleados	10.441.098	0	0	0	0	10.441.098
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.043.731	0	0	0	0	2.043.731
401	01	18	00	Remuneraciones al personal contratado	2.198.546	0	0	0	0	2.198.546
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	2.198.546	0	0	0	0	2.198.546
401	01	99	00	Otras retribuciones	41.600	0	0	0	0	41.600
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.071.232	0	0	0	0	2.071.232
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.880.847	0	0	0	0	1.880.847
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	190.385	0	0	0	0	190.385
401	03	00	00	Primas	14.751.921	0	0	0	0	14.751.921
401	03	01	00	Primas por mérito a empleados	1.658.468	0	0	0	0	1.658.468
401	03	02	00	Primas de transporte a empleados	660.000	0	0	0	0	660.000
401	03	08	00	Primas de profesionalización a empleados	2.554.019	0	0	0	0	2.554.019
401	03	09	00	Primas por antigüedad a empleados	8.619.005	0	0	0	0	8.619.005
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	700.000	0	0	0	0	700.000
401	03	16	00	Primas por mérito a obreros	230.799	0	0	0	0	230.799
401	03	17	00	Primas de transporte a obreros	2.394	0	0	0	0	2.394
401	03	19	00	Primas por hijos de obreros	22.500	0	0	0	0	22.500
401	03	21	00	Primas por antigüedad a obreros	300.236	0	0	0	0	300.236
401	03	39	00	Primas por hijos al personal contratado	4.500	0	0	0	0	4.500
401	04	00	00	Complementos de sueldos y salarios	3.161.888	0	0	0	0	3.161.888
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	761.785	0	0	0	0	761.785
401	04	10	00	Complemento a empleados por días feriados	686.118	0	0	0	0	686.118

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070019 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO SUCRE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.592

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO SUCRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	27.060	0	0	0	0	27.060
401	04	20	00	Complemento a obreros por días feriados	25.086	0	0	0	0	25.086
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	190.454	0	0	0	0	190.454
401	04	28	00	Complemento al personal contratado por días feriados	420.019	0	0	0	0	420.019
401	04	96	00	Otros complementos a empleados	637.109	0	0	0	0	637.109
401	04	97	00	Otros complementos a obreros	23.294	0	0	0	0	23.294
401	04	98	00	Otros complementos al personal contratado	390.963	0	0	0	0	390.963
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	48.829.540	0	0	0	0	48.829.540
401	05	01	00	Aguinaldos a empleados	22.999.135	0	0	0	0	22.999.135
401	05	03	00	Bono vacacional a empleados	20.294.757	0	0	0	0	20.294.757
401	05	04	00	Aguinaldos a obreros	2.287.286	0	0	0	0	2.287.286
401	05	06	00	Bono vacacional a obreros	935.417	0	0	0	0	935.417
401	05	07	00	Aguinaldos al personal contratado	1.433.526	0	0	0	0	1.433.526
401	05	08	00	Bono vacacional al personal contratado	879.419	0	0	0	0	879.419
401	06	00	00	Aportes patronales y legales	5.876.170	0	0	0	0	5.876.170
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.447.928	0	0	0	0	3.447.928
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	773.435	0	0	0	0	773.435
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.117.712	0	0	0	0	1.117.712
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	167.329	0	0	0	0	167.329
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	37.184	0	0	0	0	37.184
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	46.771	0	0	0	0	46.771
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	197.869	0	0	0	0	197.869
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	43.971	0	0	0	0	43.971
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	43.971	0	0	0	0	43.971

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070019 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO SUCRE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.592

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO SUCRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	00	00	Asistencia socio-económica	9.937.599	0	0	0	0	9.937.599
401	07	02	00	Becas a empleados	185.400	0	0	0	0	185.400
401	07	03	00	Ayudas por matrimonio a empleados	1.070	0	0	0	0	1.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.070	0	0	0	0	1.070
401	07	05	00	Ayudas por defunción a empleados	2.475	0	0	0	0	2.475
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.996.146	0	0	0	0	4.996.146
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	247.050	0	0	0	0	247.050
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.269.176	0	0	0	0	2.269.176
401	07	18	00	Becas a obreros	63.900	0	0	0	0	63.900
401	07	19	00	Ayudas por matrimonio de obreros	535	0	0	0	0	535
401	07	20	00	Ayudas por nacimiento de hijos de obreros	535	0	0	0	0	535
401	07	21	00	Ayudas por defunción a obreros	1.238	0	0	0	0	1.238
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	223.106	0	0	0	0	223.106
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	85.050	0	0	0	0	85.050
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	180.101	0	0	0	0	180.101
401	07	76	00	Ayudas por matrimonio al personal contratado	535	0	0	0	0	535
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	535	0	0	0	0	535
401	07	78	00	Ayudas por defunción al personal contratado	1.237	0	0	0	0	1.237
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.620.840	0	0	0	0	1.620.840
401	07	96	00	Otras subvenciones a empleados	43.200	0	0	0	0	43.200
401	07	97	00	Otras subvenciones a obreros	14.400	0	0	0	0	14.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.295.005**	**0**	**0**	**0**	**0**	**3.295.005**
402	01	00	00	Productos alimenticios y agropecuarios	164.955	0	0	0	0	164.955
402	01	01	00	Alimentos y bebidas para personas	164.955	0	0	0	0	164.955
402	04	00	00	Productos de cuero y caucho	26.208	0	0	0	0	26.208

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070019 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO SUCRE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.592

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO SUCRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	04	03	00	Cauchos y tripas para vehículos	26.208	0	0	0	0	26.208
402	05	00	00	Productos de papel, cartón e impresos	1.169.056	0	0	0	0	1.169.056
402	05	01	00	Pulpa de madera, papel y cartón	4.992	0	0	0	0	4.992
402	05	03	00	Productos de papel y cartón para oficina	1.164.064	0	0	0	0	1.164.064
402	06	00	00	Productos químicos y derivados	121.998	0	0	0	0	121.998
402	06	03	00	Tintas, pinturas y colorantes	66.918	0	0	0	0	66.918
402	06	06	00	Combustibles y lubricantes	6.936	0	0	0	0	6.936
402	06	08	00	Productos plásticos	48.144	0	0	0	0	48.144
402	08	00	00	Productos metálicos	161.390	0	0	0	0	161.390
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	94.457	0	0	0	0	94.457
402	08	07	00	Material de señalamiento	9.173	0	0	0	0	9.173
402	08	09	00	Repuestos y accesorios para equipos de transporte	57.760	0	0	0	0	57.760
402	10	00	00	Productos varios y útiles diversos	1.642.988	0	0	0	0	1.642.988
402	10	02	00	Materiales y útiles de limpieza y aseo	101.712	0	0	0	0	101.712
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	7.680	0	0	0	0	7.680
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	101.569	0	0	0	0	101.569
402	10	06	00	Condecoraciones, ofrendas y similares	14.912	0	0	0	0	14.912
402	10	07	00	Productos de seguridad en el trabajo	5.658	0	0	0	0	5.658
402	10	08	00	Materiales para equipos de computación	1.202.040	0	0	0	0	1.202.040
402	10	11	00	Materiales eléctricos	118.584	0	0	0	0	118.584
402	10	12	00	Materiales para instalaciones sanitarias	86.513	0	0	0	0	86.513
402	10	99	00	Otros productos y útiles diversos	4.320	0	0	0	0	4.320
402	99	00	00	Otros materiales y suministros	8.410	0	0	0	0	8.410
402	99	01	00	Otros materiales y suministros	8.410	0	0	0	0	8.410
403	**00**	**00**	**00**	**Servicios no personales**	**2.531.479**	**0**	**0**	**0**	**0**	**2.531.479**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070019 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO SUCRE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.592

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO SUCRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	141.880	0	0	0	0	141.880
403	06	01	00	Fletes y embalajes	7.480	0	0	0	0	7.480
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	134.400	0	0	0	0	134.400
403	07	00	00	Servicios de información, impresión y relaciones públicas	12.352	0	0	0	0	12.352
403	07	02	00	Imprenta y reproducción	12.352	0	0	0	0	12.352
403	09	00	00	Viáticos y pasajes	954.351	0	0	0	0	954.351
403	09	01	00	Viáticos y pasajes dentro del país	954.351	0	0	0	0	954.351
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	272.272	0	0	0	0	272.272
403	10	99	00	Otros servicios profesionales y técnicos	272.272	0	0	0	0	272.272
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	342.563	0	0	0	0	342.563
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	171.680	0	0	0	0	171.680
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	170.883	0	0	0	0	170.883
403	12	00	00	Conservación y reparaciones menores de obras	217.349	0	0	0	0	217.349
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	217.349	0	0	0	0	217.349
403	18	00	00	Impuestos indirectos	590.712	0	0	0	0	590.712
403	18	01	00	Impuesto al valor agregado	590.712	0	0	0	0	590.712
404	**00**	**00**	**00**	**Activos reales**	**650.442**	**0**	**0**	**0**	**0**	**650.442**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	189.134	0	0	0	0	189.134
404	01	01	00	Repuestos mayores	189.134	0	0	0	0	189.134
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	189.134	0	0	0	0	189.134
404	04	00	00	Equipos de transporte, tracción y elevación	3.085	0	0	0	0	3.085
404	04	05	00	Vehículos de tracción no motorizados	3.085	0	0	0	0	3.085
404	05	00	00	Equipos de comunicaciones y de señalamiento	18.165	0	0	0	0	18.165
404	05	01	00	Equipos de telecomunicaciones	18.165	0	0	0	0	18.165
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	440.058	0	0	0	0	440.058

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070019 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO SUCRE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.592

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO SUCRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	132.496	0	0	0	0	132.496
404	09	02	00	Equipos de computación	203.770	0	0	0	0	203.770
404	09	03	00	Mobiliario y equipos de alojamiento	103.792	0	0	0	0	103.792
407	**00**	**00**	**00**	**Transferencias y donaciones**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
407	01	00	00	Transferencias y donaciones corrientes internas	250.000	0	0	0	0	250.000
407	01	02	00	Donaciones corrientes internas al sector privado	250.000	0	0	0	0	250.000
407	01	02	01	Donaciones corrientes a personas	250.000	0	0	0	0	250.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**72.694**	**0**	**0**	**0**	**0**	**72.694**
411	11	00	00	Obligaciones de ejercicios anteriores	72.694	0	0	0	0	72.694
411	11	04	00	Compromisos pendientes de ejercicios anteriores	72.694	0	0	0	0	72.694
				Totales	**144.824.696**	**0**	**0**	**0**	**0**	**144.824.696**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070020 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 705

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**122.724.396**	**0**	**0**	**0**	**0**	**122.724.396**
401	01	00	00	Sueldos, salarios y otras retribuciones	43.539.852	0	0	0	0	43.539.852
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	36.345.850	0	0	0	0	36.345.850
401	01	03	00	Suplencias a empleados	624.329	0	0	0	0	624.329
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.220.702	0	0	0	0	2.220.702
401	01	18	00	Remuneraciones al personal contratado	4.309.771	0	0	0	0	4.309.771
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	4.309.771	0	0	0	0	4.309.771
401	01	99	00	Otras retribuciones	39.200	0	0	0	0	39.200
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.897.676	0	0	0	0	1.897.676
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.721.385	0	0	0	0	1.721.385
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	176.291	0	0	0	0	176.291
401	03	00	00	Primas	12.847.149	0	0	0	0	12.847.149
401	03	01	00	Primas por mérito a empleados	1.645.092	0	0	0	0	1.645.092
401	03	02	00	Primas de transporte a empleados	502.500	0	0	0	0	502.500
401	03	08	00	Primas de profesionalización a empleados	2.311.728	0	0	0	0	2.311.728
401	03	09	00	Primas por antigüedad a empleados	7.464.629	0	0	0	0	7.464.629
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	530.000	0	0	0	0	530.000
401	03	16	00	Primas por mérito a obreros	178.184	0	0	0	0	178.184
401	03	17	00	Primas de transporte a obreros	1.404	0	0	0	0	1.404
401	03	19	00	Primas por hijos de obreros	16.500	0	0	0	0	16.500
401	03	21	00	Primas por antigüedad a obreros	194.112	0	0	0	0	194.112
401	03	39	00	Primas por hijos al personal contratado	3.000	0	0	0	0	3.000
401	04	00	00	Complementos de sueldos y salarios	2.345.426	0	0	0	0	2.345.426
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	564.871	0	0	0	0	564.871
401	04	10	00	Complemento a empleados por días feriados	508.763	0	0	0	0	508.763

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070020 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 705

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	20.065	0	0	0	0	20.065
401	04	20	00	Complemento a obreros por días feriados	18.601	0	0	0	0	18.601
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	141.651	0	0	0	0	141.651
401	04	28	00	Complemento al personal contratado por días feriados	311.876	0	0	0	0	311.876
401	04	96	00	Otros complementos a empleados	472.423	0	0	0	0	472.423
401	04	97	00	Otros complementos a obreros	17.273	0	0	0	0	17.273
401	04	98	00	Otros complementos al personal contratado	289.903	0	0	0	0	289.903
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	44.830.740	0	0	0	0	44.830.740
401	05	01	00	Aguinaldos a empleados	19.779.259	0	0	0	0	19.779.259
401	05	03	00	Bono vacacional a empleados	18.789.393	0	0	0	0	18.789.393
401	05	04	00	Aguinaldos a obreros	1.705.733	0	0	0	0	1.705.733
401	05	06	00	Bono vacacional a obreros	697.582	0	0	0	0	697.582
401	05	07	00	Aguinaldos al personal contratado	2.384.174	0	0	0	0	2.384.174
401	05	08	00	Bono vacacional al personal contratado	1.474.599	0	0	0	0	1.474.599
401	06	00	00	Aportes patronales y legales	5.659.037	0	0	0	0	5.659.037
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.240.184	0	0	0	0	3.240.184
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	726.917	0	0	0	0	726.917
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.019.922	0	0	0	0	1.019.922
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	129.183	0	0	0	0	129.183
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	28.707	0	0	0	0	28.707
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	34.879	0	0	0	0	34.879
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	331.785	0	0	0	0	331.785
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	73.730	0	0	0	0	73.730
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	73.730	0	0	0	0	73.730

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070020 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 705

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	00	00	Asistencia socio-económica	11.604.516	0	0	0	0	11.604.516
401	07	02	00	Becas a empleados	933.300	0	0	0	0	933.300
401	07	03	00	Ayudas por matrimonio a empleados	1.070	0	0	0	0	1.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.070	0	0	0	0	1.070
401	07	05	00	Ayudas por defunción a empleados	2.475	0	0	0	0	2.475
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.654.952	0	0	0	0	4.654.952
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	249.750	0	0	0	0	249.750
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.241.680	0	0	0	0	3.241.680
401	07	18	00	Becas a obreros	77.400	0	0	0	0	77.400
401	07	19	00	Ayudas por matrimonio de obreros	535	0	0	0	0	535
401	07	20	00	Ayudas por nacimiento de hijos de obreros	535	0	0	0	0	535
401	07	21	00	Ayudas por defunción a obreros	1.238	0	0	0	0	1.238
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	172.244	0	0	0	0	172.244
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	90.450	0	0	0	0	90.450
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	180.101	0	0	0	0	180.101
401	07	76	00	Ayudas por matrimonio al personal contratado	535	0	0	0	0	535
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	535	0	0	0	0	535
401	07	78	00	Ayudas por defunción al personal contratado	1.238	0	0	0	0	1.238
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.945.008	0	0	0	0	1.945.008
401	07	96	00	Otras subvenciones a empleados	36.000	0	0	0	0	36.000
401	07	97	00	Otras subvenciones a obreros	14.400	0	0	0	0	14.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.604.419**	**0**	**0**	**0**	**0**	**2.604.419**
402	01	00	00	Productos alimenticios y agropecuarios	309.120	0	0	0	0	309.120
402	01	01	00	Alimentos y bebidas para personas	309.120	0	0	0	0	309.120
402	03	00	00	Textiles y vestuarios	34.125	0	0	0	0	34.125

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070020 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 705

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	01	00	Textiles	34.125	0	0	0	0	34.125
402	04	00	00	Productos de cuero y caucho	62.400	0	0	0	0	62.400
402	04	03	00	Cauchos y tripas para vehículos	62.400	0	0	0	0	62.400
402	05	00	00	Productos de papel, cartón e impresos	841.859	0	0	0	0	841.859
402	05	03	00	Productos de papel y cartón para oficina	776.859	0	0	0	0	776.859
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	65.000	0	0	0	0	65.000
402	06	00	00	Productos químicos y derivados	362.168	0	0	0	0	362.168
402	06	01	00	Sustancias químicas y de uso industrial	28.301	0	0	0	0	28.301
402	06	02	00	Abonos, plaguicidas y otros	10.529	0	0	0	0	10.529
402	06	03	00	Tintas, pinturas y colorantes	162.500	0	0	0	0	162.500
402	06	06	00	Combustibles y lubricantes	19.900	0	0	0	0	19.900
402	06	08	00	Productos plásticos	133.060	0	0	0	0	133.060
402	06	99	00	Otros productos de la industria química y conexos	7.878	0	0	0	0	7.878
402	07	00	00	Productos minerales no metálicos	1.317	0	0	0	0	1.317
402	07	04	00	Cemento, cal y yeso	1.317	0	0	0	0	1.317
402	08	00	00	Productos metálicos	97.710	0	0	0	0	97.710
402	08	01	00	Productos primarios de hierro y acero	9.023	0	0	0	0	9.023
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	65.817	0	0	0	0	65.817
402	08	09	00	Repuestos y accesorios para equipos de transporte	16.838	0	0	0	0	16.838
402	08	10	00	Repuestos y accesorios para otros equipos	6.032	0	0	0	0	6.032
402	10	00	00	Productos varios y útiles diversos	888.115	0	0	0	0	888.115
402	10	02	00	Materiales y útiles de limpieza y aseo	151.112	0	0	0	0	151.112
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	10.140	0	0	0	0	10.140
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	328.903	0	0	0	0	328.903
402	10	07	00	Productos de seguridad en el trabajo	26.161	0	0	0	0	26.161

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070020 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 705

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	08	00	Materiales para equipos de computación	256.301	0	0	0	0	256.301
402	10	11	00	Materiales eléctricos	43.863	0	0	0	0	43.863
402	10	12	00	Materiales para instalaciones sanitarias	12.485	0	0	0	0	12.485
402	10	99	00	Otros productos y útiles diversos	59.150	0	0	0	0	59.150
402	99	00	00	Otros materiales y suministros	7.605	0	0	0	0	7.605
402	99	01	00	Otros materiales y suministros	7.605	0	0	0	0	7.605
403	**00**	**00**	**00**	**Servicios no personales**	**2.063.658**	**0**	**0**	**0**	**0**	**2.063.658**
403	06	00	00	Servicios de transporte y almacenaje	33.856	0	0	0	0	33.856
403	06	01	00	Fletes y embalajes	17.952	0	0	0	0	17.952
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	15.904	0	0	0	0	15.904
403	07	00	00	Servicios de información, impresión y relaciones públicas	24.000	0	0	0	0	24.000
403	07	04	00	Avisos	24.000	0	0	0	0	24.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	8.064	0	0	0	0	8.064
403	08	02	00	Comisiones y gastos bancarios	8.064	0	0	0	0	8.064
403	09	00	00	Viáticos y pasajes	687.612	0	0	0	0	687.612
403	09	01	00	Viáticos y pasajes dentro del país	687.612	0	0	0	0	687.612
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	269.360	0	0	0	0	269.360
403	10	99	00	Otros servicios profesionales y técnicos	269.360	0	0	0	0	269.360
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	154.315	0	0	0	0	154.315
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	54.080	0	0	0	0	54.080
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	100.235	0	0	0	0	100.235
403	12	00	00	Conservación y reparaciones menores de obras	205.613	0	0	0	0	205.613
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	205.613	0	0	0	0	205.613
403	15	00	00	Servicios fiscales	22.616	0	0	0	0	22.616
403	15	02	00	Tasas y otros derechos obligatorios	22.616	0	0	0	0	22.616

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070020 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 705

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	489.906	0	0	0	0	489.906
403	18	01	00	Impuesto al valor agregado	489.906	0	0	0	0	489.906
403	99	00	00	Otros servicios no personales	168.316	0	0	0	0	168.316
403	99	01	00	Otros servicios no personales	168.316	0	0	0	0	168.316
404	**00**	**00**	**00**	**Activos reales**	**591.993**	**0**	**0**	**0**	**0**	**591.993**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	103.896	0	0	0	0	103.896
404	01	01	00	Repuestos mayores	103.896	0	0	0	0	103.896
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	103.896	0	0	0	0	103.896
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	44.688	0	0	0	0	44.688
404	03	05	00	Maquinaria y equipos industriales y de taller	44.688	0	0	0	0	44.688
404	05	00	00	Equipos de comunicaciones y de señalamiento	24.505	0	0	0	0	24.505
404	05	01	00	Equipos de telecomunicaciones	24.505	0	0	0	0	24.505
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	418.904	0	0	0	0	418.904
404	09	01	00	Mobiliario y equipos de oficina	301.992	0	0	0	0	301.992
404	09	03	00	Mobiliario y equipos de alojamiento	101.488	0	0	0	0	101.488
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	15.424	0	0	0	0	15.424
407	**00**	**00**	**00**	**Transferencias y donaciones**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
407	01	00	00	Transferencias y donaciones corrientes internas	250.000	0	0	0	0	250.000
407	01	02	00	Donaciones corrientes internas al sector privado	250.000	0	0	0	0	250.000
407	01	02	01	Donaciones corrientes a personas	250.000	0	0	0	0	250.000
				Totales	**128.234.466**	**0**	**0**	**0**	**0**	**128.234.466**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070021 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.697

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO TÁCHIRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**178.456.181**	**0**	**0**	**0**	**0**	**178.456.181**
401	01	00	00	Sueldos, salarios y otras retribuciones	67.668.136	0	0	0	0	67.668.136
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	55.661.871	0	0	0	0	55.661.871
401	01	03	00	Suplencias a empleados	3.169.688	0	0	0	0	3.169.688
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.171.823	0	0	0	0	1.171.823
401	01	18	00	Remuneraciones al personal contratado	7.600.954	0	0	0	0	7.600.954
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	7.600.954	0	0	0	0	7.600.954
401	01	99	00	Otras retribuciones	63.800	0	0	0	0	63.800
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.740.475	0	0	0	0	2.740.475
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.663.221	0	0	0	0	2.663.221
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	77.254	0	0	0	0	77.254
401	03	00	00	Primas	18.930.958	0	0	0	0	18.930.958
401	03	01	00	Primas por mérito a empleados	2.481.536	0	0	0	0	2.481.536
401	03	02	00	Primas de transporte a empleados	930.000	0	0	0	0	930.000
401	03	08	00	Primas de profesionalización a empleados	3.523.819	0	0	0	0	3.523.819
401	03	09	00	Primas por antigüedad a empleados	10.885.152	0	0	0	0	10.885.152
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	780.000	0	0	0	0	780.000
401	03	16	00	Primas por mérito a obreros	145.468	0	0	0	0	145.468
401	03	17	00	Primas de transporte a obreros	2.052	0	0	0	0	2.052
401	03	19	00	Primas por hijos de obreros	27.000	0	0	0	0	27.000
401	03	21	00	Primas por antigüedad a obreros	151.431	0	0	0	0	151.431
401	03	39	00	Primas por hijos al personal contratado	4.500	0	0	0	0	4.500
401	04	00	00	Complementos de sueldos y salarios	3.984.310	0	0	0	0	3.984.310
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	960.137	0	0	0	0	960.137
401	04	10	00	Complemento a empleados por días feriados	864.767	0	0	0	0	864.767

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070021 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.697

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO TÁCHIRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	34.105	0	0	0	0	34.105
401	04	20	00	Complemento a obreros por días feriados	31.618	0	0	0	0	31.618
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	239.614	0	0	0	0	239.614
401	04	28	00	Complemento al personal contratado por días feriados	528.952	0	0	0	0	528.952
401	04	96	00	Otros complementos a empleados	802.998	0	0	0	0	802.998
401	04	97	00	Otros complementos a obreros	29.359	0	0	0	0	29.359
401	04	98	00	Otros complementos al personal contratado	492.760	0	0	0	0	492.760
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	63.618.570	0	0	0	0	63.618.570
401	05	01	00	Aguinaldos a empleados	28.846.157	0	0	0	0	28.846.157
401	05	03	00	Bono vacacional a empleados	28.907.151	0	0	0	0	28.907.151
401	05	04	00	Aguinaldos a obreros	1.369.812	0	0	0	0	1.369.812
401	05	06	00	Bono vacacional a obreros	560.203	0	0	0	0	560.203
401	05	07	00	Aguinaldos al personal contratado	2.324.597	0	0	0	0	2.324.597
401	05	08	00	Bono vacacional al personal contratado	1.610.650	0	0	0	0	1.610.650
401	06	00	00	Aportes patronales y legales	8.311.584	0	0	0	0	8.311.584
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.966.694	0	0	0	0	4.966.694
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.113.237	0	0	0	0	1.113.237
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.551.281	0	0	0	0	1.551.281
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	105.464	0	0	0	0	105.464
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	23.436	0	0	0	0	23.436
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	28.010	0	0	0	0	28.010
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	362.396	0	0	0	0	362.396
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	80.533	0	0	0	0	80.533
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	80.533	0	0	0	0	80.533

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070021 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.697

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO TÁCHIRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	00	00	Asistencia socio-económica	13.202.148	0	0	0	0	13.202.148
401	07	02	00	Becas a empleados	72.900	0	0	0	0	72.900
401	07	03	00	Ayudas por matrimonio a empleados	1.070	0	0	0	0	1.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.070	0	0	0	0	1.070
401	07	05	00	Ayudas por defunción a empleados	2.475	0	0	0	0	2.475
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	7.149.109	0	0	0	0	7.149.109
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	310.500	0	0	0	0	310.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.241.680	0	0	0	0	3.241.680
401	07	18	00	Becas a obreros	42.300	0	0	0	0	42.300
401	07	19	00	Ayudas por matrimonio de obreros	535	0	0	0	0	535
401	07	20	00	Ayudas por nacimiento de hijos de obreros	535	0	0	0	0	535
401	07	21	00	Ayudas por defunción a obreros	1.238	0	0	0	0	1.238
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	140.619	0	0	0	0	140.619
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	67.500	0	0	0	0	67.500
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	180.101	0	0	0	0	180.101
401	07	76	00	Ayudas por matrimonio al personal contratado	535	0	0	0	0	535
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	535	0	0	0	0	535
401	07	78	00	Ayudas por defunción al personal contratado	1.238	0	0	0	0	1.238
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.945.008	0	0	0	0	1.945.008
401	07	96	00	Otras subvenciones a empleados	28.800	0	0	0	0	28.800
401	07	97	00	Otras subvenciones a obreros	14.400	0	0	0	0	14.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.489.099**	**0**	**0**	**0**	**0**	**5.489.099**
402	01	00	00	Productos alimenticios y agropecuarios	132.480	0	0	0	0	132.480
402	01	01	00	Alimentos y bebidas para personas	132.480	0	0	0	0	132.480
402	03	00	00	Textiles y vestuarios	15.408	0	0	0	0	15.408

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070021 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.697

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO TÁCHIRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	01	00	Textiles	15.408	0	0	0	0	15.408
402	04	00	00	Productos de cuero y caucho	95.472	0	0	0	0	95.472
402	04	03	00	Cauchos y tripas para vehículos	95.472	0	0	0	0	95.472
402	05	00	00	Productos de papel, cartón e impresos	2.917.295	0	0	0	0	2.917.295
402	05	01	00	Pulpa de madera, papel y cartón	20.966	0	0	0	0	20.966
402	05	03	00	Productos de papel y cartón para oficina	2.877.936	0	0	0	0	2.877.936
402	05	06	00	Productos de papel y cartón para computación	10.406	0	0	0	0	10.406
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.987	0	0	0	0	7.987
402	06	00	00	Productos químicos y derivados	411.710	0	0	0	0	411.710
402	06	01	00	Sustancias químicas y de uso industrial	8.008	0	0	0	0	8.008
402	06	02	00	Abonos, plaguicidas y otros	7.795	0	0	0	0	7.795
402	06	03	00	Tintas, pinturas y colorantes	305.216	0	0	0	0	305.216
402	06	06	00	Combustibles y lubricantes	8.976	0	0	0	0	8.976
402	06	08	00	Productos plásticos	76.800	0	0	0	0	76.800
402	06	99	00	Otros productos de la industria química y conexos	4.915	0	0	0	0	4.915
402	07	00	00	Productos minerales no metálicos	14.418	0	0	0	0	14.418
402	07	02	00	Vidrios y productos de vidrio	7.368	0	0	0	0	7.368
402	07	04	00	Cemento, cal y yeso	7.050	0	0	0	0	7.050
402	08	00	00	Productos metálicos	122.174	0	0	0	0	122.174
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	25.623	0	0	0	0	25.623
402	08	07	00	Material de señalamiento	8.736	0	0	0	0	8.736
402	08	09	00	Repuestos y accesorios para equipos de transporte	18.240	0	0	0	0	18.240
402	08	10	00	Repuestos y accesorios para otros equipos	61.575	0	0	0	0	61.575
402	08	99	00	Otros productos metálicos	8.000	0	0	0	0	8.000
402	10	00	00	Productos varios y útiles diversos	1.773.652	0	0	0	0	1.773.652

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070021 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.697

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO TÁCHIRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	152.122	0	0	0	0	152.122
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	10.304	0	0	0	0	10.304
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	220.985	0	0	0	0	220.985
402	10	06	00	Condecoraciones, ofrendas y similares	14.976	0	0	0	0	14.976
402	10	07	00	Productos de seguridad en el trabajo	14.976	0	0	0	0	14.976
402	10	08	00	Materiales para equipos de computación	1.291.342	0	0	0	0	1.291.342
402	10	11	00	Materiales eléctricos	37.440	0	0	0	0	37.440
402	10	12	00	Materiales para instalaciones sanitarias	27.187	0	0	0	0	27.187
402	10	99	00	Otros productos y útiles diversos	4.320	0	0	0	0	4.320
402	99	00	00	Otros materiales y suministros	6.490	0	0	0	0	6.490
402	99	01	00	Otros materiales y suministros	6.490	0	0	0	0	6.490
403	**00**	**00**	**00**	**Servicios no personales**	**3.458.577**	**0**	**0**	**0**	**0**	**3.458.577**
403	06	00	00	Servicios de transporte y almacenaje	63.240	0	0	0	0	63.240
403	06	01	00	Fletes y embalajes	4.488	0	0	0	0	4.488
403	06	03	00	Estacionamiento	58.752	0	0	0	0	58.752
403	07	00	00	Servicios de información, impresión y relaciones públicas	35.866	0	0	0	0	35.866
403	07	02	00	Imprenta y reproducción	9.882	0	0	0	0	9.882
403	07	03	00	Relaciones sociales	13.440	0	0	0	0	13.440
403	07	04	00	Avisos	12.544	0	0	0	0	12.544
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	8.294	0	0	0	0	8.294
403	08	02	00	Comisiones y gastos bancarios	8.294	0	0	0	0	8.294
403	09	00	00	Viáticos y pasajes	1.292.196	0	0	0	0	1.292.196
403	09	01	00	Viáticos y pasajes dentro del país	1.292.196	0	0	0	0	1.292.196
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	18.784	0	0	0	0	18.784
403	10	99	00	Otros servicios profesionales y técnicos	18.784	0	0	0	0	18.784

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070021 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.697

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO TÁCHIRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	253.068	0	0	0	0	253.068
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	93.600	0	0	0	0	93.600
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	6.526	0	0	0	0	6.526
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	142.662	0	0	0	0	142.662
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	10.280	0	0	0	0	10.280
403	12	00	00	Conservación y reparaciones menores de obras	816.157	0	0	0	0	816.157
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	816.157	0	0	0	0	816.157
403	18	00	00	Impuestos indirectos	874.300	0	0	0	0	874.300
403	18	01	00	Impuesto al valor agregado	874.300	0	0	0	0	874.300
403	99	00	00	Otros servicios no personales	96.672	0	0	0	0	96.672
403	99	01	00	Otros servicios no personales	96.672	0	0	0	0	96.672
404	**00**	**00**	**00**	**Activos reales**	**504.648**	**0**	**0**	**0**	**0**	**504.648**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	10.400	0	0	0	0	10.400
404	01	01	00	Repuestos mayores	10.400	0	0	0	0	10.400
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	10.400	0	0	0	0	10.400
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	6.170	0	0	0	0	6.170
404	03	05	00	Maquinaria y equipos industriales y de taller	6.170	0	0	0	0	6.170
404	04	00	00	Equipos de transporte, tracción y elevación	20.640	0	0	0	0	20.640
404	04	05	00	Vehículos de tracción no motorizados	20.640	0	0	0	0	20.640
404	05	00	00	Equipos de comunicaciones y de señalamiento	7.741	0	0	0	0	7.741
404	05	01	00	Equipos de telecomunicaciones	7.741	0	0	0	0	7.741
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	5.423	0	0	0	0	5.423
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.054	0	0	0	0	2.054
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	3.369	0	0	0	0	3.369

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070021 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.697

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO TÁCHIRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	454.274	0	0	0	0	454.274
404	09	01	00	Mobiliario y equipos de oficina	379.389	0	0	0	0	379.389
404	09	02	00	Equipos de computación	38.501	0	0	0	0	38.501
404	09	03	00	Mobiliario y equipos de alojamiento	25.184	0	0	0	0	25.184
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	11.200	0	0	0	0	11.200
407	**00**	**00**	**00**	**Transferencias y donaciones**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
407	01	00	00	Transferencias y donaciones corrientes internas	250.000	0	0	0	0	250.000
407	01	02	00	Donaciones corrientes internas al sector privado	250.000	0	0	0	0	250.000
407	01	02	01	Donaciones corrientes a personas	250.000	0	0	0	0	250.000
				Totales	**188.158.505**	**0**	**0**	**0**	**0**	**188.158.505**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070022 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO VARGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.574

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**100.818.668**	**0**	**0**	**0**	**0**	**100.818.668**
401	01	00	00	Sueldos, salarios y otras retribuciones	47.430.725	0	0	0	0	47.430.725
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	40.046.715	0	0	0	0	40.046.715
401	01	03	00	Suplencias a empleados	3.204.476	0	0	0	0	3.204.476
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	713.868	0	0	0	0	713.868
401	01	18	00	Remuneraciones al personal contratado	3.434.366	0	0	0	0	3.434.366
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	3.434.366	0	0	0	0	3.434.366
401	01	99	00	Otras retribuciones	31.300	0	0	0	0	31.300
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.376.628	0	0	0	0	1.376.628
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.269.936	0	0	0	0	1.269.936
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	106.692	0	0	0	0	106.692
401	03	00	00	Primas	10.607.326	0	0	0	0	10.607.326
401	03	01	00	Primas por mérito a empleados	1.303.953	0	0	0	0	1.303.953
401	03	02	00	Primas de transporte a empleados	450.000	0	0	0	0	450.000
401	03	08	00	Primas de profesionalización a empleados	2.023.162	0	0	0	0	2.023.162
401	03	09	00	Primas por antigüedad a empleados	6.183.713	0	0	0	0	6.183.713
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	440.000	0	0	0	0	440.000
401	03	16	00	Primas por mérito a obreros	88.618	0	0	0	0	88.618
401	03	17	00	Primas de transporte a obreros	972	0	0	0	0	972
401	03	19	00	Primas por hijos de obreros	15.000	0	0	0	0	15.000
401	03	21	00	Primas por antigüedad a obreros	98.908	0	0	0	0	98.908
401	03	39	00	Primas por hijos al personal contratado	3.000	0	0	0	0	3.000
401	04	00	00	Complementos de sueldos y salarios	2.029.566	0	0	0	0	2.029.566
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	488.692	0	0	0	0	488.692
401	04	10	00	Complemento a empleados por días feriados	440.151	0	0	0	0	440.151

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070022 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO VARGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.574

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	17.359	0	0	0	0	17.359
401	04	20	00	Complemento a obreros por días feriados	16.093	0	0	0	0	16.093
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	122.771	0	0	0	0	122.771
401	04	28	00	Complemento al personal contratado por días feriados	270.039	0	0	0	0	270.039
401	04	96	00	Otros complementos a empleados	408.712	0	0	0	0	408.712
401	04	97	00	Otros complementos a obreros	14.943	0	0	0	0	14.943
401	04	98	00	Otros complementos al personal contratado	250.806	0	0	0	0	250.806
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	27.198.801	0	0	0	0	27.198.801
401	05	01	00	Aguinaldos a empleados	7.428.677	0	0	0	0	7.428.677
401	05	03	00	Bono vacacional a empleados	15.063.509	0	0	0	0	15.063.509
401	05	04	00	Aguinaldos a obreros	840.630	0	0	0	0	840.630
401	05	06	00	Bono vacacional a obreros	343.787	0	0	0	0	343.787
401	05	07	00	Aguinaldos al personal contratado	2.148.452	0	0	0	0	2.148.452
401	05	08	00	Bono vacacional al personal contratado	1.373.746	0	0	0	0	1.373.746
401	06	00	00	Aportes patronales y legales	4.663.388	0	0	0	0	4.663.388
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.676.802	0	0	0	0	2.676.802
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	600.934	0	0	0	0	600.934
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	843.471	0	0	0	0	843.471
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	64.248	0	0	0	0	64.248
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	14.277	0	0	0	0	14.277
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	17.189	0	0	0	0	17.189
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	309.093	0	0	0	0	309.093
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	68.687	0	0	0	0	68.687
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	68.687	0	0	0	0	68.687

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070022 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO VARGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.574

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	00	00	Asistencia socio-económica	7.512.234	0	0	0	0	7.512.234
401	07	02	00	Becas a empleados	174.600	0	0	0	0	174.600
401	07	03	00	Ayudas por matrimonio a empleados	1.070	0	0	0	0	1.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.070	0	0	0	0	1.070
401	07	05	00	Ayudas por defunción a empleados	2.475	0	0	0	0	2.475
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.876.178	0	0	0	0	3.876.178
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	148.500	0	0	0	0	148.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.945.008	0	0	0	0	1.945.008
401	07	18	00	Becas a obreros	83.700	0	0	0	0	83.700
401	07	19	00	Ayudas por matrimonio de obreros	535	0	0	0	0	535
401	07	20	00	Ayudas por nacimiento de hijos de obreros	535	0	0	0	0	535
401	07	21	00	Ayudas por defunción a obreros	1.238	0	0	0	0	1.238
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	85.664	0	0	0	0	85.664
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	60.750	0	0	0	0	60.750
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	180.101	0	0	0	0	180.101
401	07	76	00	Ayudas por matrimonio al personal contratado	535	0	0	0	0	535
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	535	0	0	0	0	535
401	07	78	00	Ayudas por defunción al personal contratado	1.236	0	0	0	0	1.236
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	912.504	0	0	0	0	912.504
401	07	96	00	Otras subvenciones a empleados	21.600	0	0	0	0	21.600
401	07	97	00	Otras subvenciones a obreros	14.400	0	0	0	0	14.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.453.374**	**0**	**0**	**0**	**0**	**3.453.374**
402	01	00	00	Productos alimenticios y agropecuarios	291.155	0	0	0	0	291.155
402	01	01	00	Alimentos y bebidas para personas	291.155	0	0	0	0	291.155
402	03	00	00	Textiles y vestuarios	85.044	0	0	0	0	85.044

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070022 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO VARGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.574

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	01	00	Textiles	41.209	0	0	0	0	41.209
402	03	02	00	Prendas de vestir	43.835	0	0	0	0	43.835
402	04	00	00	Productos de cuero y caucho	49.933	0	0	0	0	49.933
402	04	02	00	Productos de cuero y sucedáneos del cuero	3.171	0	0	0	0	3.171
402	04	03	00	Cauchos y tripas para vehículos	46.762	0	0	0	0	46.762
402	05	00	00	Productos de papel, cartón e impresos	666.475	0	0	0	0	666.475
402	05	01	00	Pulpa de madera, papel y cartón	103.832	0	0	0	0	103.832
402	05	02	00	Envases y cajas de papel y cartón	9.984	0	0	0	0	9.984
402	05	03	00	Productos de papel y cartón para oficina	534.774	0	0	0	0	534.774
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	17.885	0	0	0	0	17.885
402	06	00	00	Productos químicos y derivados	270.929	0	0	0	0	270.929
402	06	01	00	Sustancias químicas y de uso industrial	1.450	0	0	0	0	1.450
402	06	02	00	Abonos, plaguicidas y otros	4.352	0	0	0	0	4.352
402	06	03	00	Tintas, pinturas y colorantes	97.812	0	0	0	0	97.812
402	06	04	00	Productos farmacéuticos y medicamentos	5.051	0	0	0	0	5.051
402	06	05	00	Productos de tocador	6.438	0	0	0	0	6.438
402	06	06	00	Combustibles y lubricantes	50.664	0	0	0	0	50.664
402	06	08	00	Productos plásticos	88.067	0	0	0	0	88.067
402	06	99	00	Otros productos de la industria química y conexos	17.095	0	0	0	0	17.095
402	07	00	00	Productos minerales no metálicos	13.686	0	0	0	0	13.686
402	07	04	00	Cemento, cal y yeso	13.686	0	0	0	0	13.686
402	08	00	00	Productos metálicos	358.938	0	0	0	0	358.938
402	08	01	00	Productos primarios de hierro y acero	206	0	0	0	0	206
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	170.550	0	0	0	0	170.550
402	08	07	00	Material de señalamiento	6.552	0	0	0	0	6.552

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070022 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO VARGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.574

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	168.696	0	0	0	0	168.696
402	08	10	00	Repuestos y accesorios para otros equipos	3.494	0	0	0	0	3.494
402	08	99	00	Otros productos metálicos	9.440	0	0	0	0	9.440
402	10	00	00	Productos varios y útiles diversos	1.706.001	0	0	0	0	1.706.001
402	10	01	00	Artículos de deporte, recreación y juguetes	81.098	0	0	0	0	81.098
402	10	02	00	Materiales y útiles de limpieza y aseo	219.799	0	0	0	0	219.799
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	50.270	0	0	0	0	50.270
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	481.955	0	0	0	0	481.955
402	10	06	00	Condecoraciones, ofrendas y similares	117.399	0	0	0	0	117.399
402	10	07	00	Productos de seguridad en el trabajo	126.056	0	0	0	0	126.056
402	10	08	00	Materiales para equipos de computación	82.205	0	0	0	0	82.205
402	10	11	00	Materiales eléctricos	244.005	0	0	0	0	244.005
402	10	12	00	Materiales para instalaciones sanitarias	249.182	0	0	0	0	249.182
402	10	99	00	Otros productos y útiles diversos	54.032	0	0	0	0	54.032
402	99	00	00	Otros materiales y suministros	11.213	0	0	0	0	11.213
402	99	01	00	Otros materiales y suministros	11.213	0	0	0	0	11.213
403	**00**	**00**	**00**	**Servicios no personales**	**1.676.610**	**0**	**0**	**0**	**0**	**1.676.610**
403	01	00	00	Alquileres de inmuebles	5.467	0	0	0	0	5.467
403	01	01	00	Alquileres de edificios y locales	5.467	0	0	0	0	5.467
403	02	00	00	Alquileres de maquinaria y equipos	5.443	0	0	0	0	5.443
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	5.443	0	0	0	0	5.443
403	06	00	00	Servicios de transporte y almacenaje	346	0	0	0	0	346
403	06	03	00	Estacionamiento	346	0	0	0	0	346
403	07	00	00	Servicios de información, impresión y relaciones públicas	16.705	0	0	0	0	16.705
403	07	02	00	Imprenta y reproducción	1.798	0	0	0	0	1.798

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070022 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO VARGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.574

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	03	00	Relaciones sociales	14.907	0	0	0	0	14.907
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	31.411	0	0	0	0	31.411
403	08	02	00	Comisiones y gastos bancarios	31.411	0	0	0	0	31.411
403	09	00	00	Viáticos y pasajes	405.209	0	0	0	0	405.209
403	09	01	00	Viáticos y pasajes dentro del país	405.209	0	0	0	0	405.209
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	73.893	0	0	0	0	73.893
403	10	99	00	Otros servicios profesionales y técnicos	73.893	0	0	0	0	73.893
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	607.408	0	0	0	0	607.408
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	459.072	0	0	0	0	459.072
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	148.336	0	0	0	0	148.336
403	18	00	00	Impuestos indirectos	529.384	0	0	0	0	529.384
403	18	01	00	Impuesto al valor agregado	529.384	0	0	0	0	529.384
403	99	00	00	Otros servicios no personales	1.344	0	0	0	0	1.344
403	99	01	00	Otros servicios no personales	1.344	0	0	0	0	1.344
404	**00**	**00**	**00**	**Activos reales**	**216.139**	**0**	**0**	**0**	**0**	**216.139**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	216.139	0	0	0	0	216.139
404	01	01	00	Repuestos mayores	89.259	0	0	0	0	89.259
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	89.259	0	0	0	0	89.259
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	126.880	0	0	0	0	126.880
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	126.880	0	0	0	0	126.880
407	**00**	**00**	**00**	**Transferencias y donaciones**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
407	01	00	00	Transferencias y donaciones corrientes internas	250.000	0	0	0	0	250.000
407	01	02	00	Donaciones corrientes internas al sector privado	250.000	0	0	0	0	250.000
407	01	02	01	Donaciones corrientes a personas	250.000	0	0	0	0	250.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070022 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO VARGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.574

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
411	**00**	**00**	**00**	**Disminución de pasivos**	**235.335**	**0**	**0**	**0**	**0**	**235.335**
411	11	00	00	Obligaciones de ejercicios anteriores	235.335	0	0	0	0	235.335
411	11	04	00	Compromisos pendientes de ejercicios anteriores	235.335	0	0	0	0	235.335
				Totales	**106.650.126**	**0**	**0**	**0**	**0**	**106.650.126**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070023 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO YARACUY

UNIDAD DE MEDIDA: DOTACIÓN **META:** 673

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO YARACUY

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**97.370.004**	**0**	**0**	**0**	**0**	**97.370.004**
401	01	00	00	Sueldos, salarios y otras retribuciones	36.386.831	0	0	0	0	36.386.831
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	31.092.504	0	0	0	0	31.092.504
401	01	03	00	Suplencias a empleados	1.392.650	0	0	0	0	1.392.650
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.088.564	0	0	0	0	1.088.564
401	01	18	00	Remuneraciones al personal contratado	2.780.813	0	0	0	0	2.780.813
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	2.780.813	0	0	0	0	2.780.813
401	01	99	00	Otras retribuciones	32.300	0	0	0	0	32.300
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.337.534	0	0	0	0	1.337.534
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.243.243	0	0	0	0	1.243.243
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	94.291	0	0	0	0	94.291
401	03	00	00	Primas	10.139.376	0	0	0	0	10.139.376
401	03	01	00	Primas por mérito a empleados	1.239.365	0	0	0	0	1.239.365
401	03	02	00	Primas de transporte a empleados	420.000	0	0	0	0	420.000
401	03	08	00	Primas de profesionalización a empleados	1.894.305	0	0	0	0	1.894.305
401	03	09	00	Primas por antigüedad a empleados	5.812.905	0	0	0	0	5.812.905
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	450.000	0	0	0	0	450.000
401	03	16	00	Primas por mérito a obreros	135.132	0	0	0	0	135.132
401	03	17	00	Primas de transporte a obreros	1.757	0	0	0	0	1.757
401	03	19	00	Primas por hijos de obreros	13.500	0	0	0	0	13.500
401	03	21	00	Primas por antigüedad a obreros	169.412	0	0	0	0	169.412
401	03	39	00	Primas por hijos al personal contratado	3.000	0	0	0	0	3.000
401	04	00	00	Complementos de sueldos y salarios	1.904.416	0	0	0	0	1.904.416
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	458.508	0	0	0	0	458.508
401	04	10	00	Complemento a empleados por días feriados	412.965	0	0	0	0	412.965

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070023 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO YARACUY

UNIDAD DE MEDIDA: DOTACIÓN **META:** 673

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO YARACUY

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	16.287	0	0	0	0	16.287
401	04	20	00	Complemento a obreros por días feriados	15.099	0	0	0	0	15.099
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	115.291	0	0	0	0	115.291
401	04	28	00	Complemento al personal contratado por días feriados	253.463	0	0	0	0	253.463
401	04	96	00	Otros complementos a empleados	383.468	0	0	0	0	383.468
401	04	97	00	Otros complementos a obreros	14.020	0	0	0	0	14.020
401	04	98	00	Otros complementos al personal contratado	235.315	0	0	0	0	235.315
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	35.110.276	0	0	0	0	35.110.276
401	05	01	00	Aguinaldos a empleados	14.954.609	0	0	0	0	14.954.609
401	05	03	00	Bono vacacional a empleados	14.967.205	0	0	0	0	14.967.205
401	05	04	00	Aguinaldos a obreros	1.307.957	0	0	0	0	1.307.957
401	05	06	00	Bono vacacional a obreros	534.907	0	0	0	0	534.907
401	05	07	00	Aguinaldos al personal contratado	2.233.273	0	0	0	0	2.233.273
401	05	08	00	Bono vacacional al personal contratado	1.112.325	0	0	0	0	1.112.325
401	06	00	00	Aportes patronales y legales	4.496.702	0	0	0	0	4.496.702
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.592.601	0	0	0	0	2.592.601
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	581.850	0	0	0	0	581.850
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	814.259	0	0	0	0	814.259
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	97.971	0	0	0	0	97.971
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	21.771	0	0	0	0	21.771
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	26.745	0	0	0	0	26.745
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	250.273	0	0	0	0	250.273
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	55.616	0	0	0	0	55.616
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	55.616	0	0	0	0	55.616

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070023 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO YARACUY

UNIDAD DE MEDIDA: DOTACIÓN **META:** 673

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO YARACUY

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	00	00	Asistencia socio-económica	7.994.869	0	0	0	0	7.994.869
401	07	02	00	Becas a empleados	423.000	0	0	0	0	423.000
401	07	03	00	Ayudas por matrimonio a empleados	1.070	0	0	0	0	1.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.070	0	0	0	0	1.070
401	07	05	00	Ayudas por defunción a empleados	2.475	0	0	0	0	2.475
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.764.849	0	0	0	0	3.764.849
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	440.100	0	0	0	0	440.100
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.945.008	0	0	0	0	1.945.008
401	07	18	00	Becas a obreros	54.900	0	0	0	0	54.900
401	07	19	00	Ayudas por matrimonio de obreros	535	0	0	0	0	535
401	07	20	00	Ayudas por nacimiento de hijos de obreros	535	0	0	0	0	535
401	07	21	00	Ayudas por defunción a obreros	1.238	0	0	0	0	1.238
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	130.628	0	0	0	0	130.628
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	60.750	0	0	0	0	60.750
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	180.101	0	0	0	0	180.101
401	07	76	00	Ayudas por matrimonio al personal contratado	535	0	0	0	0	535
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	535	0	0	0	0	535
401	07	78	00	Ayudas por defunción al personal contratado	1.236	0	0	0	0	1.236
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	957.504	0	0	0	0	957.504
401	07	96	00	Otras subvenciones a empleados	14.400	0	0	0	0	14.400
401	07	97	00	Otras subvenciones a obreros	14.400	0	0	0	0	14.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.588.587**	**0**	**0**	**0**	**0**	**4.588.587**
402	01	00	00	Productos alimenticios y agropecuarios	387.521	0	0	0	0	387.521
402	01	01	00	Alimentos y bebidas para personas	369.675	0	0	0	0	369.675
402	01	02	00	Alimentos para animales	17.846	0	0	0	0	17.846

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070023 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO YARACUY

UNIDAD DE MEDIDA: DOTACIÓN **META:** 673

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO YARACUY

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	00	00	Textiles y vestuarios	63.372	0	0	0	0	63.372
402	03	01	00	Textiles	41.301	0	0	0	0	41.301
402	03	02	00	Prendas de vestir	22.071	0	0	0	0	22.071
402	04	00	00	Productos de cuero y caucho	121.357	0	0	0	0	121.357
402	04	02	00	Productos de cuero y sucedáneos del cuero	20.288	0	0	0	0	20.288
402	04	03	00	Cauchos y tripas para vehículos	101.069	0	0	0	0	101.069
402	05	00	00	Productos de papel, cartón e impresos	1.404.761	0	0	0	0	1.404.761
402	05	01	00	Pulpa de madera, papel y cartón	226.510	0	0	0	0	226.510
402	05	02	00	Envases y cajas de papel y cartón	57.907	0	0	0	0	57.907
402	05	03	00	Productos de papel y cartón para oficina	1.066.805	0	0	0	0	1.066.805
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	53.539	0	0	0	0	53.539
402	06	00	00	Productos químicos y derivados	354.514	0	0	0	0	354.514
402	06	02	00	Abonos, plaguicidas y otros	7.580	0	0	0	0	7.580
402	06	03	00	Tintas, pinturas y colorantes	125.069	0	0	0	0	125.069
402	06	04	00	Productos farmacéuticos y medicamentos	55.296	0	0	0	0	55.296
402	06	05	00	Productos de tocador	29.075	0	0	0	0	29.075
402	06	06	00	Combustibles y lubricantes	13.706	0	0	0	0	13.706
402	06	08	00	Productos plásticos	123.788	0	0	0	0	123.788
402	08	00	00	Productos metálicos	173.461	0	0	0	0	173.461
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	58.606	0	0	0	0	58.606
402	08	07	00	Material de señalamiento	22.506	0	0	0	0	22.506
402	08	09	00	Repuestos y accesorios para equipos de transporte	80.909	0	0	0	0	80.909
402	08	99	00	Otros productos metálicos	11.440	0	0	0	0	11.440
402	10	00	00	Productos varios y útiles diversos	2.076.753	0	0	0	0	2.076.753
402	10	02	00	Materiales y útiles de limpieza y aseo	218.125	0	0	0	0	218.125

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070023 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO YARACUY

UNIDAD DE MEDIDA: DOTACIÓN **META:** 673

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO YARACUY

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	03	00	Utensilios de cocina y comedor	9.152	0	0	0	0	9.152
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	383.472	0	0	0	0	383.472
402	10	06	00	Condecoraciones, ofrendas y similares	48.646	0	0	0	0	48.646
402	10	07	00	Productos de seguridad en el trabajo	57.358	0	0	0	0	57.358
402	10	08	00	Materiales para equipos de computación	991.422	0	0	0	0	991.422
402	10	11	00	Materiales eléctricos	297.341	0	0	0	0	297.341
402	10	12	00	Materiales para instalaciones sanitarias	39.256	0	0	0	0	39.256
402	10	13	00	Materiales fotográficos	14.040	0	0	0	0	14.040
402	10	99	00	Otros productos y útiles diversos	17.941	0	0	0	0	17.941
402	99	00	00	Otros materiales y suministros	6.848	0	0	0	0	6.848
402	99	01	00	Otros materiales y suministros	6.848	0	0	0	0	6.848
403	**00**	**00**	**00**	**Servicios no personales**	**3.530.731**	**0**	**0**	**0**	**0**	**3.530.731**
403	07	00	00	Servicios de información, impresión y relaciones públicas	95.282	0	0	0	0	95.282
403	07	02	00	Imprenta y reproducción	19.200	0	0	0	0	19.200
403	07	03	00	Relaciones sociales	33.228	0	0	0	0	33.228
403	07	04	00	Avisos	42.854	0	0	0	0	42.854
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	4.992	0	0	0	0	4.992
403	08	02	00	Comisiones y gastos bancarios	4.992	0	0	0	0	4.992
403	09	00	00	Viáticos y pasajes	364.670	0	0	0	0	364.670
403	09	01	00	Viáticos y pasajes dentro del país	364.670	0	0	0	0	364.670
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	36.064	0	0	0	0	36.064
403	10	99	00	Otros servicios profesionales y técnicos	36.064	0	0	0	0	36.064
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.565.969	0	0	0	0	1.565.969
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	772.656	0	0	0	0	772.656
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	39.411	0	0	0	0	39.411

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070023 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO YARACUY

UNIDAD DE MEDIDA: DOTACIÓN **META:** 673

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO YARACUY

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	661.382	0	0	0	0	661.382
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	92.520	0	0	0	0	92.520
403	12	00	00	Conservación y reparaciones menores de obras	592.186	0	0	0	0	592.186
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	592.186	0	0	0	0	592.186
403	18	00	00	Impuestos indirectos	841.360	0	0	0	0	841.360
403	18	01	00	Impuesto al valor agregado	841.360	0	0	0	0	841.360
403	99	00	00	Otros servicios no personales	30.208	0	0	0	0	30.208
403	99	01	00	Otros servicios no personales	30.208	0	0	0	0	30.208
404	**00**	**00**	**00**	**Activos reales**	**98.037**	**0**	**0**	**0**	**0**	**98.037**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	5.035	0	0	0	0	5.035
404	03	05	00	Maquinaria y equipos industriales y de taller	5.035	0	0	0	0	5.035
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	93.002	0	0	0	0	93.002
404	09	01	00	Mobiliario y equipos de oficina	86.320	0	0	0	0	86.320
404	09	03	00	Mobiliario y equipos de alojamiento	6.682	0	0	0	0	6.682
407	**00**	**00**	**00**	**Transferencias y donaciones**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
407	01	00	00	Transferencias y donaciones corrientes internas	250.000	0	0	0	0	250.000
407	01	02	00	Donaciones corrientes internas al sector privado	250.000	0	0	0	0	250.000
407	01	02	01	Donaciones corrientes a personas	250.000	0	0	0	0	250.000
				Totales	**105.837.359**	**0**	**0**	**0**	**0**	**105.837.359**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070024 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ZULIA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.396

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ZULIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**325.468.569**	**0**	**0**	**0**	**0**	**325.468.569**
401	01	00	00	Sueldos, salarios y otras retribuciones	119.634.391	0	0	0	0	119.634.391
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	99.966.966	0	0	0	0	99.966.966
401	01	03	00	Suplencias a empleados	7.399.386	0	0	0	0	7.399.386
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.433.925	0	0	0	0	2.433.925
401	01	18	00	Remuneraciones al personal contratado	9.722.014	0	0	0	0	9.722.014
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	9.722.014	0	0	0	0	9.722.014
401	01	99	00	Otras retribuciones	112.100	0	0	0	0	112.100
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.643.666	0	0	0	0	4.643.666
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.428.037	0	0	0	0	4.428.037
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	215.629	0	0	0	0	215.629
401	03	00	00	Primas	31.579.709	0	0	0	0	31.579.709
401	03	01	00	Primas por mérito a empleados	4.317.145	0	0	0	0	4.317.145
401	03	02	00	Primas de transporte a empleados	1.575.000	0	0	0	0	1.575.000
401	03	08	00	Primas de profesionalización a empleados	3.289.610	0	0	0	0	3.289.610
401	03	09	00	Primas por antigüedad a empleados	20.220.267	0	0	0	0	20.220.267
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.450.000	0	0	0	0	1.450.000
401	03	16	00	Primas por mérito a obreros	302.142	0	0	0	0	302.142
401	03	17	00	Primas de transporte a obreros	486	0	0	0	0	486
401	03	19	00	Primas por hijos de obreros	46.500	0	0	0	0	46.500
401	03	21	00	Primas por antigüedad a obreros	371.059	0	0	0	0	371.059
401	03	39	00	Primas por hijos al personal contratado	7.500	0	0	0	0	7.500
401	04	00	00	Complementos de sueldos y salarios	7.023.698	0	0	0	0	7.023.698
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	1.693.175	0	0	0	0	1.693.175
401	04	10	00	Complemento a empleados por días feriados	1.524.994	0	0	0	0	1.524.994

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070024 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ZULIA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.396

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ZULIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	60.144	0	0	0	0	60.144
401	04	20	00	Complemento a obreros por días feriados	55.757	0	0	0	0	55.757
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	421.289	0	0	0	0	421.289
401	04	28	00	Complemento al personal contratado por días feriados	931.529	0	0	0	0	931.529
401	04	96	00	Otros complementos a empleados	1.416.066	0	0	0	0	1.416.066
401	04	97	00	Otros complementos a obreros	51.774	0	0	0	0	51.774
401	04	98	00	Otros complementos al personal contratado	868.970	0	0	0	0	868.970
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	116.882.694	0	0	0	0	116.882.694
401	05	01	00	Aguinaldos a empleados	55.716.850	0	0	0	0	55.716.850
401	05	03	00	Bono vacacional a empleados	49.761.220	0	0	0	0	49.761.220
401	05	04	00	Aguinaldos a obreros	2.956.917	0	0	0	0	2.956.917
401	05	06	00	Bono vacacional a obreros	1.209.271	0	0	0	0	1.209.271
401	05	07	00	Aguinaldos al personal contratado	3.778.312	0	0	0	0	3.778.312
401	05	08	00	Bono vacacional al personal contratado	3.460.124	0	0	0	0	3.460.124
401	06	00	00	Aportes patronales y legales	15.073.775	0	0	0	0	15.073.775
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	8.887.102	0	0	0	0	8.887.102
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.999.339	0	0	0	0	1.999.339
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.734.598	0	0	0	0	2.734.598
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	219.053	0	0	0	0	219.053
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	48.679	0	0	0	0	48.679
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	60.464	0	0	0	0	60.464
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	778.528	0	0	0	0	778.528
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	173.006	0	0	0	0	173.006
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	173.006	0	0	0	0	173.006

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070024 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ZULIA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.396

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ZULIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	00	00	Asistencia socio-económica	30.630.636	0	0	0	0	30.630.636
401	07	02	00	Becas a empleados	429.300	0	0	0	0	429.300
401	07	03	00	Ayudas por matrimonio a empleados	1.070	0	0	0	0	1.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.070	0	0	0	0	1.070
401	07	05	00	Ayudas por defunción a empleados	2.475	0	0	0	0	2.475
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	12.908.425	0	0	0	0	12.908.425
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.239.350	0	0	0	0	5.239.350
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	7.455.864	0	0	0	0	7.455.864
401	07	18	00	Becas a obreros	259.200	0	0	0	0	259.200
401	07	19	00	Ayudas por matrimonio de obreros	535	0	0	0	0	535
401	07	20	00	Ayudas por nacimiento de hijos de obreros	535	0	0	0	0	535
401	07	21	00	Ayudas por defunción a obreros	1.237	0	0	0	0	1.237
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	292.071	0	0	0	0	292.071
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	842.400	0	0	0	0	842.400
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	471.852	0	0	0	0	471.852
401	07	76	00	Ayudas por matrimonio al personal contratado	535	0	0	0	0	535
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	535	0	0	0	0	535
401	07	78	00	Ayudas por defunción al personal contratado	1.238	0	0	0	0	1.238
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	2.593.344	0	0	0	0	2.593.344
401	07	96	00	Otras subvenciones a empleados	115.200	0	0	0	0	115.200
401	07	97	00	Otras subvenciones a obreros	14.400	0	0	0	0	14.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.260.055**	**0**	**0**	**0**	**0**	**9.260.055**
402	01	00	00	Productos alimenticios y agropecuarios	760.200	0	0	0	0	760.200
402	01	01	00	Alimentos y bebidas para personas	756.290	0	0	0	0	756.290
402	01	03	00	Productos agrícolas y pecuarios	3.910	0	0	0	0	3.910

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070024 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ZULIA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.396

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ZULIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	02	00	00	Productos de minas, canteras y yacimientos	13.556	0	0	0	0	13.556
402	02	05	00	Piedra, arcilla, arena y tierra	13.556	0	0	0	0	13.556
402	03	00	00	Textiles y vestuarios	87.398	0	0	0	0	87.398
402	03	01	00	Textiles	87.398	0	0	0	0	87.398
402	04	00	00	Productos de cuero y caucho	137.120	0	0	0	0	137.120
402	04	03	00	Cauchos y tripas para vehículos	137.120	0	0	0	0	137.120
402	05	00	00	Productos de papel, cartón e impresos	3.086.779	0	0	0	0	3.086.779
402	05	01	00	Pulpa de madera, papel y cartón	254.224	0	0	0	0	254.224
402	05	03	00	Productos de papel y cartón para oficina	2.676.315	0	0	0	0	2.676.315
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	156.240	0	0	0	0	156.240
402	06	00	00	Productos químicos y derivados	954.537	0	0	0	0	954.537
402	06	01	00	Sustancias químicas y de uso industrial	91.970	0	0	0	0	91.970
402	06	02	00	Abonos, plaguicidas y otros	3.504	0	0	0	0	3.504
402	06	03	00	Tintas, pinturas y colorantes	509.866	0	0	0	0	509.866
402	06	04	00	Productos farmacéuticos y medicamentos	4.320	0	0	0	0	4.320
402	06	06	00	Combustibles y lubricantes	54.035	0	0	0	0	54.035
402	06	08	00	Productos plásticos	283.456	0	0	0	0	283.456
402	06	99	00	Otros productos de la industria química y conexos	7.386	0	0	0	0	7.386
402	07	00	00	Productos minerales no metálicos	84.233	0	0	0	0	84.233
402	07	04	00	Cemento, cal y yeso	84.233	0	0	0	0	84.233
402	08	00	00	Productos metálicos	377.229	0	0	0	0	377.229
402	08	01	00	Productos primarios de hierro y acero	2.957	0	0	0	0	2.957
402	08	02	00	Productos de metales no ferrosos	31.178	0	0	0	0	31.178
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	203.629	0	0	0	0	203.629
402	08	04	00	Productos metálicos estructurales	12.058	0	0	0	0	12.058

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070024 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ZULIA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.396

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ZULIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	05	00	Materiales de orden público, seguridad y defensa	15.600	0	0	0	0	15.600
402	08	07	00	Material de señalamiento	2.484	0	0	0	0	2.484
402	08	09	00	Repuestos y accesorios para equipos de transporte	60.496	0	0	0	0	60.496
402	08	10	00	Repuestos y accesorios para otros equipos	35.307	0	0	0	0	35.307
402	08	99	00	Otros productos metálicos	13.520	0	0	0	0	13.520
402	09	00	00	Productos de madera	12.505	0	0	0	0	12.505
402	09	01	00	Productos primarios de madera	1.310	0	0	0	0	1.310
402	09	02	00	Muebles y accesorios de madera para edificaciones	11.195	0	0	0	0	11.195
402	10	00	00	Productos varios y útiles diversos	3.712.298	0	0	0	0	3.712.298
402	10	01	00	Artículos de deporte, recreación y juguetes	2.038	0	0	0	0	2.038
402	10	02	00	Materiales y útiles de limpieza y aseo	293.805	0	0	0	0	293.805
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	126.720	0	0	0	0	126.720
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	663.842	0	0	0	0	663.842
402	10	06	00	Condecoraciones, ofrendas y similares	43.920	0	0	0	0	43.920
402	10	07	00	Productos de seguridad en el trabajo	57.853	0	0	0	0	57.853
402	10	08	00	Materiales para equipos de computación	1.798.970	0	0	0	0	1.798.970
402	10	11	00	Materiales eléctricos	428.452	0	0	0	0	428.452
402	10	12	00	Materiales para instalaciones sanitarias	269.013	0	0	0	0	269.013
402	10	13	00	Materiales fotográficos	2.829	0	0	0	0	2.829
402	10	99	00	Otros productos y útiles diversos	24.856	0	0	0	0	24.856
402	99	00	00	Otros materiales y suministros	34.200	0	0	0	0	34.200
402	99	01	00	Otros materiales y suministros	34.200	0	0	0	0	34.200
403	**00**	**00**	**00**	**Servicios no personales**	**11.090.151**	**0**	**0**	**0**	**0**	**11.090.151**
403	02	00	00	Alquileres de maquinaria y equipos	12.336	0	0	0	0	12.336
403	02	99	00	Alquileres de otras maquinaria y equipos	12.336	0	0	0	0	12.336

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070024 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ZULIA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.396

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ZULIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	19.056	0	0	0	0	19.056
403	06	01	00	Fletes y embalajes	8.976	0	0	0	0	8.976
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	10.080	0	0	0	0	10.080
403	07	00	00	Servicios de información, impresión y relaciones públicas	92.146	0	0	0	0	92.146
403	07	02	00	Imprenta y reproducción	12.850	0	0	0	0	12.850
403	07	03	00	Relaciones sociales	32.944	0	0	0	0	32.944
403	07	04	00	Avisos	46.352	0	0	0	0	46.352
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	35.021	0	0	0	0	35.021
403	08	02	00	Comisiones y gastos bancarios	35.021	0	0	0	0	35.021
403	09	00	00	Viáticos y pasajes	2.116.820	0	0	0	0	2.116.820
403	09	01	00	Viáticos y pasajes dentro del país	2.116.820	0	0	0	0	2.116.820
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.782.144	0	0	0	0	1.782.144
403	10	99	00	Otros servicios profesionales y técnicos	1.782.144	0	0	0	0	1.782.144
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.431.627	0	0	0	0	3.431.627
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.040.390	0	0	0	0	1.040.390
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	35.251	0	0	0	0	35.251
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	61.683	0	0	0	0	61.683
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.081.514	0	0	0	0	2.081.514
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	212.789	0	0	0	0	212.789
403	12	00	00	Conservación y reparaciones menores de obras	1.275.998	0	0	0	0	1.275.998
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.275.998	0	0	0	0	1.275.998
403	15	00	00	Servicios fiscales	67.848	0	0	0	0	67.848
403	15	02	00	Tasas y otros derechos obligatorios	67.848	0	0	0	0	67.848
403	18	00	00	Impuestos indirectos	2.237.267	0	0	0	0	2.237.267

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210070024 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ZULIA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 3.396

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ZULIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	2.237.267	0	0	0	0	2.237.267
403	99	00	00	Otros servicios no personales	19.888	0	0	0	0	19.888
403	99	01	00	Otros servicios no personales	19.888	0	0	0	0	19.888
404	**00**	**00**	**00**	**Activos reales**	**2.647.766**	**0**	**0**	**0**	**0**	**2.647.766**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	1.011.529	0	0	0	0	1.011.529
404	01	01	00	Repuestos mayores	1.011.529	0	0	0	0	1.011.529
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	1.011.529	0	0	0	0	1.011.529
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	346.637	0	0	0	0	346.637
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	320.000	0	0	0	0	320.000
404	03	05	00	Maquinaria y equipos industriales y de taller	26.637	0	0	0	0	26.637
404	04	00	00	Equipos de transporte, tracción y elevación	22.326	0	0	0	0	22.326
404	04	05	00	Vehículos de tracción no motorizados	22.326	0	0	0	0	22.326
404	05	00	00	Equipos de comunicaciones y de señalamiento	98.079	0	0	0	0	98.079
404	05	01	00	Equipos de telecomunicaciones	98.079	0	0	0	0	98.079
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	60.301	0	0	0	0	60.301
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	60.301	0	0	0	0	60.301
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.108.894	0	0	0	0	1.108.894
404	09	01	00	Mobiliario y equipos de oficina	367.048	0	0	0	0	367.048
404	09	02	00	Equipos de computación	395.886	0	0	0	0	395.886
404	09	03	00	Mobiliario y equipos de alojamiento	345.960	0	0	0	0	345.960
407	**00**	**00**	**00**	**Transferencias y donaciones**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
407	01	00	00	Transferencias y donaciones corrientes internas	250.000	0	0	0	0	250.000
407	01	02	00	Donaciones corrientes internas al sector privado	250.000	0	0	0	0	250.000
407	01	02	01	Donaciones corrientes a personas	250.000	0	0	0	0	250.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**544.903**	**0**	**0**	**0**	**0**	**544.903**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129350 210070000 DOTACIÓN DE MATERIAL DE OFICINA, MOBILIARIO, EQUIPOS Y MEDIOS DE TRANSPORTE A LAS SEDES Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: FORTALECER LA ESTRUCTURA FUNCIONAL Y OPERATIVA DE LAS DEPENDENCIAS JUDICIALES DE LAS 24 CIRCUNSCRIPCIONES JUDICIALES EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN

META: 97.303

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 210070024 FORTALECER LA DOTACIÓN DE LA DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ZULIA

UNIDAD DE MEDIDA: DOTACIÓN

META: 3.396

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA REGIONAL DEL ESTADO ZULIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
411	11	00	00	Obligaciones de ejercicios anteriores	544.903	0	0	0	0	544.903
411	11	04	00	Compromisos pendientes de ejercicios anteriores	544.903	0	0	0	0	544.903
				Totales	**349.261.444**	**0**	**0**	**0**	**0**	**349.261.444**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129362 210071000 FORTALECIMIENTO DE LOS ÓRGANOS AUXILIARES E INSTANCIA JURISDICCIONAL DEL PODER JUDICIAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS ACTUACIONES DE INSPECCIÓN, FISCALIZACIÓN Y DISCIPLINARIA EN LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES DE LOS TRIBUNALES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 6.248

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**233.876.913**	**0**	**0**	**0**	**0**	**233.876.913**
401	01	00	00	Sueldos, salarios y otras retribuciones	49.013.831	0	0	0	0	49.013.831
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	45.764.020	0	0	0	0	45.764.020
401	01	03	00	Suplencias a empleados	400.000	0	0	0	0	400.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	971.108	0	0	0	0	971.108
401	01	18	00	Remuneraciones al personal contratado	1.878.703	0	0	0	0	1.878.703
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.678.703	0	0	0	0	1.678.703
401	01	18	02	Remuneraciones por honorarios profesionales	200.000	0	0	0	0	200.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	467.929	0	0	0	0	467.929
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	466.885	0	0	0	0	466.885
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.044	0	0	0	0	1.044
401	03	00	00	Primas	17.918.346	0	0	0	0	17.918.346
401	03	01	00	Primas por mérito a empleados	512.729	0	0	0	0	512.729
401	03	02	00	Primas de transporte a empleados	55.440	0	0	0	0	55.440
401	03	08	00	Primas de profesionalización a empleados	6.406.217	0	0	0	0	6.406.217
401	03	09	00	Primas por antigüedad a empleados	10.851.634	0	0	0	0	10.851.634
401	03	16	00	Primas por mérito a obreros	31.140	0	0	0	0	31.140
401	03	17	00	Primas de transporte a obreros	117	0	0	0	0	117
401	03	19	00	Primas por hijos de obreros	9.000	0	0	0	0	9.000
401	03	21	00	Primas por antigüedad a obreros	49.069	0	0	0	0	49.069
401	03	39	00	Primas por hijos al personal contratado	3.000	0	0	0	0	3.000
401	04	00	00	Complementos de sueldos y salarios	26.246.235	0	0	0	0	26.246.235
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	901.756	0	0	0	0	901.756
401	04	02	00	Complemento a empleados por trabajo nocturno	522.219	0	0	0	0	522.219
401	04	05	00	Complemento a empleados por gastos de representación	20.000	0	0	0	0	20.000
401	04	06	00	Complemento a empleados por comisión de servicios	667.209	0	0	0	0	667.209
401	04	08	00	Bono compensatorio de alimentación a empleados	5.123.250	0	0	0	0	5.123.250
401	04	10	00	Complemento a empleados por días feriados	405.809	0	0	0	0	405.809
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	48.148	0	0	0	0	48.148

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129362 210071000 FORTALECIMIENTO DE LOS ÓRGANOS AUXILIARES E INSTANCIA JURISDICCIONAL DEL PODER JUDICIAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS ACTUACIONES DE INSPECCIÓN, FISCALIZACIÓN Y DISCIPLINARIA EN LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES DE LOS TRIBUNALES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 6.248

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	47.537	0	0	0	0	47.537
401	04	18	00	Bono compensatorio de alimentación a obreros	346.500	0	0	0	0	346.500
401	04	20	00	Complemento a obreros por días feriados	25.667	0	0	0	0	25.667
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	15.971	0	0	0	0	15.971
401	04	28	00	Complemento al personal contratado por días feriados	17.517	0	0	0	0	17.517
401	04	96	00	Otros complementos a empleados	17.631.233	0	0	0	0	17.631.233
401	04	97	00	Otros complementos a obreros	458.502	0	0	0	0	458.502
401	04	98	00	Otros complementos al personal contratado	14.917	0	0	0	0	14.917
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	65.089.469	0	0	0	0	65.089.469
401	05	01	00	Aguinaldos a empleados	40.256.545	0	0	0	0	40.256.545
401	05	03	00	Bono vacacional a empleados	22.368.039	0	0	0	0	22.368.039
401	05	04	00	Aguinaldos a obreros	1.029.283	0	0	0	0	1.029.283
401	05	06	00	Bono vacacional a obreros	420.325	0	0	0	0	420.325
401	05	07	00	Aguinaldos al personal contratado	523.796	0	0	0	0	523.796
401	05	08	00	Bono vacacional al personal contratado	491.481	0	0	0	0	491.481
401	06	00	00	Aportes patronales y legales	12.723.068	0	0	0	0	12.723.068
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	8.402.651	0	0	0	0	8.402.651
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.867.256	0	0	0	0	1.867.256
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.000.050	0	0	0	0	2.000.050
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	191.700	0	0	0	0	191.700
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	42.600	0	0	0	0	42.600
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	42.940	0	0	0	0	42.940
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	121.757	0	0	0	0	121.757
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	27.057	0	0	0	0	27.057
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	27.057	0	0	0	0	27.057
401	07	00	00	Asistencia socio-económica	18.198.664	0	0	0	0	18.198.664
401	07	02	00	Becas a empleados	750.600	0	0	0	0	750.600
401	07	03	00	Ayudas por matrimonio a empleados	1.070	0	0	0	0	1.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.070	0	0	0	0	1.070

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129362 210071000 FORTALECIMIENTO DE LOS ÓRGANOS AUXILIARES E INSTANCIA JURISDICCIONAL DEL PODER JUDICIAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS ACTUACIONES DE INSPECCIÓN, FISCALIZACIÓN Y DISCIPLINARIA EN LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES DE LOS TRIBUNALES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 6.248

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	05	00	Ayudas por defunción a empleados	2.475	0	0	0	0	2.475
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	10.513.352	0	0	0	0	10.513.352
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	812.700	0	0	0	0	812.700
401	07	10	00	Dotación de uniformes a empleados	732.000	0	0	0	0	732.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.593.504	0	0	0	0	1.593.504
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	414.000	0	0	0	0	414.000
401	07	18	00	Becas a obreros	274.500	0	0	0	0	274.500
401	07	19	00	Ayudas por matrimonio de obreros	500	0	0	0	0	500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	500	0	0	0	0	500
401	07	21	00	Ayudas por defunción a obreros	1.200	0	0	0	0	1.200
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	237.536	0	0	0	0	237.536
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	557.550	0	0	0	0	557.550
401	07	26	00	Dotación de uniformes a obreros	280.000	0	0	0	0	280.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	171.667	0	0	0	0	171.667
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	28.000	0	0	0	0	28.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	575	0	0	0	0	575
401	07	78	00	Ayudas por defunción al personal contratado	575	0	0	0	0	575
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	1.270	0	0	0	0	1.270
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	810.420	0	0	0	0	810.420
401	07	96	00	Otras subvenciones a empleados	928.800	0	0	0	0	928.800
401	07	97	00	Otras subvenciones a obreros	84.800	0	0	0	0	84.800
401	95	00	00	Otros gastos del personal de alto nivel y de dirección	28.755.734	0	0	0	0	28.755.734
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	28.755.734	0	0	0	0	28.755.734
401	96	00	00	Otros gastos del personal empleado	15.001.990	0	0	0	0	15.001.990
401	96	01	00	Otros gastos del personal empleado	15.001.990	0	0	0	0	15.001.990
401	97	00	00	Otros gastos del personal obrero	461.647	0	0	0	0	461.647
401	97	01	00	Otros gastos del personal obrero	461.647	0	0	0	0	461.647
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.337.171**	**0**	**0**	**0**	**0**	**19.337.171**
402	01	00	00	Productos alimenticios y agropecuarios	301.241	0	0	0	0	301.241

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129362 210071000 FORTALECIMIENTO DE LOS ÓRGANOS AUXILIARES E INSTANCIA JURISDICCIONAL DEL PODER JUDICIAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS ACTUACIONES DE INSPECCIÓN, FISCALIZACIÓN Y DISCIPLINARIA EN LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES DE LOS TRIBUNALES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 6.248

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	01	01	00	Alimentos y bebidas para personas	296.249	0	0	0	0	296.249
402	01	03	00	Productos agrícolas y pecuarios	4.992	0	0	0	0	4.992
402	03	00	00	Textiles y vestuarios	144.995	0	0	0	0	144.995
402	03	01	00	Textiles	120.659	0	0	0	0	120.659
402	03	02	00	Prendas de vestir	24.336	0	0	0	0	24.336
402	04	00	00	Productos de cuero y caucho	448.173	0	0	0	0	448.173
402	04	02	00	Productos de cuero y sucedáneos del cuero	42.861	0	0	0	0	42.861
402	04	03	00	Cauchos y tripas para vehículos	405.312	0	0	0	0	405.312
402	05	00	00	Productos de papel, cartón e impresos	5.630.148	0	0	0	0	5.630.148
402	05	01	00	Pulpa de madera, papel y cartón	884.469	0	0	0	0	884.469
402	05	02	00	Envases y cajas de papel y cartón	13.978	0	0	0	0	13.978
402	05	03	00	Productos de papel y cartón para oficina	4.528.034	0	0	0	0	4.528.034
402	05	04	00	Libros, revistas y periódicos	37.056	0	0	0	0	37.056
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	166.611	0	0	0	0	166.611
402	06	00	00	Productos químicos y derivados	4.675.040	0	0	0	0	4.675.040
402	06	02	00	Abonos, plaguicidas y otros	1.851	0	0	0	0	1.851
402	06	03	00	Tintas, pinturas y colorantes	4.378.704	0	0	0	0	4.378.704
402	06	04	00	Productos farmacéuticos y medicamentos	12.680	0	0	0	0	12.680
402	06	05	00	Productos de tocador	9.485	0	0	0	0	9.485
402	06	06	00	Combustibles y lubricantes	11.424	0	0	0	0	11.424
402	06	08	00	Productos plásticos	248.806	0	0	0	0	248.806
402	06	99	00	Otros productos de la industria química y conexos	12.090	0	0	0	0	12.090
402	07	00	00	Productos minerales no metálicos	39.707	0	0	0	0	39.707
402	07	01	00	Productos de barro, loza y porcelana	4.368	0	0	0	0	4.368
402	07	02	00	Vidrios y productos de vidrio	33.114	0	0	0	0	33.114
402	07	04	00	Cemento, cal y yeso	2.225	0	0	0	0	2.225
402	08	00	00	Productos metálicos	336.887	0	0	0	0	336.887
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	286.389	0	0	0	0	286.389
402	08	07	00	Material de señalamiento	15.288	0	0	0	0	15.288
402	08	09	00	Repuestos y accesorios para equipos de transporte	18.240	0	0	0	0	18.240

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129362 210071000 FORTALECIMIENTO DE LOS ÓRGANOS AUXILIARES E INSTANCIA JURISDICCIONAL DEL PODER JUDICIAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS ACTUACIONES DE INSPECCIÓN, FISCALIZACIÓN Y DISCIPLINARIA EN LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES DE LOS TRIBUNALES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 6.248

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	9.610	0	0	0	0	9.610
402	08	99	00	Otros productos metálicos	7.360	0	0	0	0	7.360
402	09	00	00	Productos de madera	34.221	0	0	0	0	34.221
402	09	02	00	Muebles y accesorios de madera para edificaciones	34.221	0	0	0	0	34.221
402	10	00	00	Productos varios y útiles diversos	7.721.722	0	0	0	0	7.721.722
402	10	02	00	Materiales y útiles de limpieza y aseo	79.387	0	0	0	0	79.387
402	10	03	00	Utensilios de cocina y comedor	59.828	0	0	0	0	59.828
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	24.475	0	0	0	0	24.475
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	358.691	0	0	0	0	358.691
402	10	06	00	Condecoraciones, ofrendas y similares	53.632	0	0	0	0	53.632
402	10	07	00	Productos de seguridad en el trabajo	44.554	0	0	0	0	44.554
402	10	08	00	Materiales para equipos de computación	6.509.390	0	0	0	0	6.509.390
402	10	11	00	Materiales eléctricos	310.820	0	0	0	0	310.820
402	10	12	00	Materiales para instalaciones sanitarias	170.720	0	0	0	0	170.720
402	10	99	00	Otros productos y útiles diversos	110.225	0	0	0	0	110.225
402	99	00	00	Otros materiales y suministros	5.037	0	0	0	0	5.037
402	99	01	00	Otros materiales y suministros	5.037	0	0	0	0	5.037
403	**00**	**00**	**00**	**Servicios no personales**	**26.279.997**	**0**	**0**	**0**	**0**	**26.279.997**
403	01	00	00	Alquileres de inmuebles	24.960	0	0	0	0	24.960
403	01	02	00	Alquileres de instalaciones culturales y recreativas	24.960	0	0	0	0	24.960
403	02	00	00	Alquileres de maquinaria y equipos	17.681	0	0	0	0	17.681
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	17.681	0	0	0	0	17.681
403	04	00	00	Servicios básicos	261.341	0	0	0	0	261.341
403	04	05	00	Servicio de comunicaciones	261.341	0	0	0	0	261.341
403	06	00	00	Servicios de transporte y almacenaje	21.616	0	0	0	0	21.616
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	21.616	0	0	0	0	21.616
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.099.572	0	0	0	0	2.099.572
403	07	02	00	Imprenta y reproducción	1.586.599	0	0	0	0	1.586.599
403	07	03	00	Relaciones sociales	96.000	0	0	0	0	96.000
403	07	04	00	Avisos	416.973	0	0	0	0	416.973

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129362 210071000 FORTALECIMIENTO DE LOS ÓRGANOS AUXILIARES E INSTANCIA JURISDICCIONAL DEL PODER JUDICIAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS ACTUACIONES DE INSPECCIÓN, FISCALIZACIÓN Y DISCIPLINARIA EN LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES DE LOS TRIBUNALES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 6.248

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	00	00	Viáticos y pasajes	18.178.977	0	0	0	0	18.178.977
403	09	01	00	Viáticos y pasajes dentro del país	18.031.713	0	0	0	0	18.031.713
403	09	02	00	Viáticos y pasajes fuera del país	147.264	0	0	0	0	147.264
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	231.302	0	0	0	0	231.302
403	10	07	00	Servicios de capacitación y adiestramiento	226.598	0	0	0	0	226.598
403	10	09	00	Servicios de lavandería y tintorería	4.704	0	0	0	0	4.704
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.123.993	0	0	0	0	1.123.993
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	848.576	0	0	0	0	848.576
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	30.848	0	0	0	0	30.848
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	244.569	0	0	0	0	244.569
403	12	00	00	Conservación y reparaciones menores de obras	514.032	0	0	0	0	514.032
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	514.032	0	0	0	0	514.032
403	16	00	00	Servicios de diversión, esparcimiento y culturales	600.000	0	0	0	0	600.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	600.000	0	0	0	0	600.000
403	18	00	00	Impuestos indirectos	3.093.243	0	0	0	0	3.093.243
403	18	01	00	Impuesto al valor agregado	3.093.243	0	0	0	0	3.093.243
403	99	00	00	Otros servicios no personales	113.280	0	0	0	0	113.280
403	99	01	00	Otros servicios no personales	113.280	0	0	0	0	113.280
404	**00**	**00**	**00**	**Activos reales**	**1.432.085**	**0**	**0**	**0**	**0**	**1.432.085**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	81.984	0	0	0	0	81.984
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	32.640	0	0	0	0	32.640
404	03	05	00	Maquinaria y equipos industriales y de taller	49.344	0	0	0	0	49.344
404	04	00	00	Equipos de transporte, tracción y elevación	11.482	0	0	0	0	11.482
404	04	05	00	Vehículos de tracción no motorizados	11.482	0	0	0	0	11.482
404	05	00	00	Equipos de comunicaciones y de señalamiento	350.419	0	0	0	0	350.419
404	05	01	00	Equipos de telecomunicaciones	350.419	0	0	0	0	350.419
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	12.064	0	0	0	0	12.064
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	12.064	0	0	0	0	12.064
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	89.976	0	0	0	0	89.976

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129362 210071000 FORTALECIMIENTO DE LOS ÓRGANOS AUXILIARES E INSTANCIA JURISDICCIONAL DEL PODER JUDICIAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS ACTUACIONES DE INSPECCIÓN, FISCALIZACIÓN Y DISCIPLINARIA EN LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES DE LOS TRIBUNALES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 6.248

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	02	00	Equipos de enseñanza, deporte y recreación	57.600	0	0	0	0	57.600
404	07	03	00	Obras de arte	32.376	0	0	0	0	32.376
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	886.160	0	0	0	0	886.160
404	09	01	00	Mobiliario y equipos de oficina	161.371	0	0	0	0	161.371
404	09	02	00	Equipos de computación	568.381	0	0	0	0	568.381
404	09	03	00	Mobiliario y equipos de alojamiento	156.408	0	0	0	0	156.408
				Totales	**280.926.166**	**0**	**0**	**0**	**0**	**280.926.166**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129362 210071000 FORTALECIMIENTO DE LOS ÓRGANOS AUXILIARES E INSTANCIA JURISDICCIONAL DEL PODER JUDICIAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS ACTUACIONES DE INSPECCIÓN, FISCALIZACIÓN Y DISCIPLINARIA EN LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES DE LOS TRIBUNALES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 6.248

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129362 210071000 FORTALECIMIENTO DE LOS ÓRGANOS AUXILIARES E INSTANCIA JURISDICCIONAL DEL PODER JUDICIAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS ACTUACIONES DE INSPECCIÓN, FISCALIZACIÓN Y DISCIPLINARIA EN LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES DE LOS TRIBUNALES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 6.248

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210071001 FORTALECER LA INSPECCIÓN Y VIGILANCIA DE LOS TRIBUNALES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ASÍ COMO, LA CONTRALORÍA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 6.092

RESPONSABLE/EJECUTOR: INSPECTORÍA GENERAL DE TRIBUNALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**107.601.465**	**0**	**0**	**0**	**0**	**107.601.465**
401	01	00	00	Sueldos, salarios y otras retribuciones	22.931.668	0	0	0	0	22.931.668
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	21.252.114	0	0	0	0	21.252.114
401	01	03	00	Suplencias a empleados	200.000	0	0	0	0	200.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	250.851	0	0	0	0	250.851
401	01	18	00	Remuneraciones al personal contratado	1.228.703	0	0	0	0	1.228.703
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.228.703	0	0	0	0	1.228.703
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	467.929	0	0	0	0	467.929
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	466.885	0	0	0	0	466.885
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.044	0	0	0	0	1.044
401	03	00	00	Primas	6.744.705	0	0	0	0	6.744.705
401	03	01	00	Primas por mérito a empleados	512.729	0	0	0	0	512.729
401	03	08	00	Primas de profesionalización a empleados	1.922.854	0	0	0	0	1.922.854
401	03	09	00	Primas por antigüedad a empleados	4.249.924	0	0	0	0	4.249.924
401	03	16	00	Primas por mérito a obreros	31.140	0	0	0	0	31.140
401	03	17	00	Primas de transporte a obreros	117	0	0	0	0	117
401	03	19	00	Primas por hijos de obreros	9.000	0	0	0	0	9.000
401	03	21	00	Primas por antigüedad a obreros	15.941	0	0	0	0	15.941
401	03	39	00	Primas por hijos al personal contratado	3.000	0	0	0	0	3.000
401	04	00	00	Complementos de sueldos y salarios	262.061	0	0	0	0	262.061
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	57.766	0	0	0	0	57.766
401	04	05	00	Complemento a empleados por gastos de representación	20.000	0	0	0	0	20.000
401	04	06	00	Complemento a empleados por comisión de servicios	80.000	0	0	0	0	80.000
401	04	10	00	Complemento a empleados por días feriados	26.014	0	0	0	0	26.014
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	2.052	0	0	0	0	2.052

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129362 210071000 FORTALECIMIENTO DE LOS ÓRGANOS AUXILIARES E INSTANCIA JURISDICCIONAL DEL PODER JUDICIAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS ACTUACIONES DE INSPECCIÓN, FISCALIZACIÓN Y DISCIPLINARIA EN LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES DE LOS TRIBUNALES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 6.248

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210071001 FORTALECER LA INSPECCIÓN Y VIGILANCIA DE LOS TRIBUNALES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ASÍ COMO, LA CONTRALORÍA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 6.092

RESPONSABLE/EJECUTOR: INSPECTORÍA GENERAL DE TRIBUNALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	20	00	Complemento a obreros por días feriados	1.902	0	0	0	0	1.902
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	15.971	0	0	0	0	15.971
401	04	28	00	Complemento al personal contratado por días feriados	17.517	0	0	0	0	17.517
401	04	96	00	Otros complementos a empleados	24.156	0	0	0	0	24.156
401	04	97	00	Otros complementos a obreros	1.766	0	0	0	0	1.766
401	04	98	00	Otros complementos al personal contratado	14.917	0	0	0	0	14.917
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	23.367.649	0	0	0	0	23.367.649
401	05	01	00	Aguinaldos a empleados	11.688.656	0	0	0	0	11.688.656
401	05	03	00	Bono vacacional a empleados	10.294.615	0	0	0	0	10.294.615
401	05	04	00	Aguinaldos a obreros	261.966	0	0	0	0	261.966
401	05	06	00	Bono vacacional a obreros	107.135	0	0	0	0	107.135
401	05	07	00	Aguinaldos al personal contratado	523.796	0	0	0	0	523.796
401	05	08	00	Bono vacacional al personal contratado	491.481	0	0	0	0	491.481
401	06	00	00	Aportes patronales y legales	3.130.390	0	0	0	0	3.130.390
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.930.690	0	0	0	0	1.930.690
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	429.042	0	0	0	0	429.042
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	561.836	0	0	0	0	561.836
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	22.577	0	0	0	0	22.577
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	5.017	0	0	0	0	5.017
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	5.357	0	0	0	0	5.357
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	121.757	0	0	0	0	121.757
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	27.057	0	0	0	0	27.057
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	27.057	0	0	0	0	27.057
401	07	00	00	Asistencia socio-económica	6.477.692	0	0	0	0	6.477.692

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129362 210071000 FORTALECIMIENTO DE LOS ÓRGANOS AUXILIARES E INSTANCIA JURISDICCIONAL DEL PODER JUDICIAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS ACTUACIONES DE INSPECCIÓN, FISCALIZACIÓN Y DISCIPLINARIA EN LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES DE LOS TRIBUNALES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 6.248

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210071001 FORTALECER LA INSPECCIÓN Y VIGILANCIA DE LOS TRIBUNALES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ASÍ COMO, LA CONTRALORÍA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 6.092

RESPONSABLE/EJECUTOR: INSPECTORÍA GENERAL DE TRIBUNALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	02	00	Becas a empleados	522.000	0	0	0	0	522.000
401	07	03	00	Ayudas por matrimonio a empleados	1.070	0	0	0	0	1.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.070	0	0	0	0	1.070
401	07	05	00	Ayudas por defunción a empleados	2.475	0	0	0	0	2.475
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.962.914	0	0	0	0	2.962.914
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	508.950	0	0	0	0	508.950
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	972.504	0	0	0	0	972.504
401	07	18	00	Becas a obreros	145.800	0	0	0	0	145.800
401	07	19	00	Ayudas por matrimonio de obreros	500	0	0	0	0	500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	500	0	0	0	0	500
401	07	21	00	Ayudas por defunción a obreros	1.200	0	0	0	0	1.200
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	30.102	0	0	0	0	30.102
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	321.300	0	0	0	0	321.300
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	129.667	0	0	0	0	129.667
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	575	0	0	0	0	575
401	07	78	00	Ayudas por defunción al personal contratado	575	0	0	0	0	575
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	1.270	0	0	0	0	1.270
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	810.420	0	0	0	0	810.420
401	07	96	00	Otras subvenciones a empleados	50.400	0	0	0	0	50.400
401	07	97	00	Otras subvenciones a obreros	14.400	0	0	0	0	14.400
401	95	00	00	Otros gastos del personal de alto nivel y de dirección	28.755.734	0	0	0	0	28.755.734
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	28.755.734	0	0	0	0	28.755.734
401	96	00	00	Otros gastos del personal empleado	15.001.990	0	0	0	0	15.001.990
401	96	01	00	Otros gastos del personal empleado	15.001.990	0	0	0	0	15.001.990

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129362 210071000 FORTALECIMIENTO DE LOS ÓRGANOS AUXILIARES E INSTANCIA JURISDICCIONAL DEL PODER JUDICIAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS ACTUACIONES DE INSPECCIÓN, FISCALIZACIÓN Y DISCIPLINARIA EN LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES DE LOS TRIBUNALES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 6.248

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 210071001 FORTALECER LA INSPECCIÓN Y VIGILANCIA DE LOS TRIBUNALES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ASÍ COMO, LA CONTRALORÍA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 6.092

RESPONSABLE/EJECUTOR: INSPECTORÍA GENERAL DE TRIBUNALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	97	00	00	Otros gastos del personal obrero	461.647	0	0	0	0	461.647
401	97	01	00	Otros gastos del personal obrero	461.647	0	0	0	0	461.647
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.070.663**	**0**	**0**	**0**	**0**	**15.070.663**
402	01	00	00	Productos alimenticios y agropecuarios	119.890	0	0	0	0	119.890
402	01	01	00	Alimentos y bebidas para personas	119.890	0	0	0	0	119.890
402	03	00	00	Textiles y vestuarios	109.600	0	0	0	0	109.600
402	03	01	00	Textiles	109.600	0	0	0	0	109.600
402	05	00	00	Productos de papel, cartón e impresos	4.696.629	0	0	0	0	4.696.629
402	05	01	00	Pulpa de madera, papel y cartón	512.949	0	0	0	0	512.949
402	05	03	00	Productos de papel y cartón para oficina	4.086.256	0	0	0	0	4.086.256
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	97.424	0	0	0	0	97.424
402	06	00	00	Productos químicos y derivados	4.071.163	0	0	0	0	4.071.163
402	06	03	00	Tintas, pinturas y colorantes	3.953.403	0	0	0	0	3.953.403
402	06	08	00	Productos plásticos	117.760	0	0	0	0	117.760
402	08	00	00	Productos metálicos	128.276	0	0	0	0	128.276
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	128.276	0	0	0	0	128.276
402	10	00	00	Productos varios y útiles diversos	5.943.553	0	0	0	0	5.943.553
402	10	02	00	Materiales y útiles de limpieza y aseo	21.312	0	0	0	0	21.312
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	11.981	0	0	0	0	11.981
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	166.920	0	0	0	0	166.920
402	10	08	00	Materiales para equipos de computación	5.490.612	0	0	0	0	5.490.612
402	10	11	00	Materiales eléctricos	129.448	0	0	0	0	129.448
402	10	12	00	Materiales para instalaciones sanitarias	98.998	0	0	0	0	98.998
402	10	99	00	Otros productos y útiles diversos	24.282	0	0	0	0	24.282
402	99	00	00	Otros materiales y suministros	1.552	0	0	0	0	1.552

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129362 210071000 FORTALECIMIENTO DE LOS ÓRGANOS AUXILIARES E INSTANCIA JURISDICCIONAL DEL PODER JUDICIAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS ACTUACIONES DE INSPECCIÓN, FISCALIZACIÓN Y DISCIPLINARIA EN LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES DE LOS TRIBUNALES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 6.248

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210071001 FORTALECER LA INSPECCIÓN Y VIGILANCIA DE LOS TRIBUNALES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, ASÍ COMO, LA CONTRALORÍA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 6.092

RESPONSABLE/EJECUTOR: INSPECTORÍA GENERAL DE TRIBUNALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	99	01	00	Otros materiales y suministros	1.552	0	0	0	0	1.552
403	**00**	**00**	**00**	**Servicios no personales**	**15.045.269**	**0**	**0**	**0**	**0**	**15.045.269**
403	07	00	00	Servicios de información, impresión y relaciones públicas	205.005	0	0	0	0	205.005
403	07	04	00	Avisos	205.005	0	0	0	0	205.005
403	09	00	00	Viáticos y pasajes	12.788.202	0	0	0	0	12.788.202
403	09	01	00	Viáticos y pasajes dentro del país	12.788.202	0	0	0	0	12.788.202
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	195.520	0	0	0	0	195.520
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	195.520	0	0	0	0	195.520
403	18	00	00	Impuestos indirectos	1.856.542	0	0	0	0	1.856.542
403	18	01	00	Impuesto al valor agregado	1.856.542	0	0	0	0	1.856.542
				Totales	**137.717.397**	**0**	**0**	**0**	**0**	**137.717.397**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129362 210071000 FORTALECIMIENTO DE LOS ÓRGANOS AUXILIARES E INSTANCIA JURISDICCIONAL DEL PODER JUDICIAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS ACTUACIONES DE INSPECCIÓN, FISCALIZACIÓN Y DISCIPLINARIA EN LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES DE LOS TRIBUNALES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 6.248

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210071002 FORTALECIMIENTO DE LA CORTE DISCIPLINARIA JUDICIAL Y EL TRIBUNAL DISCIPLINARIO JUDICIAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 110

RESPONSABLE/EJECUTOR: CORTE DISCIPLINARIA JUDICIAL Y TRIBUNAL DISCIPLINARIO JUDICIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**126.275.448**	0	0	0	0	**126.275.448**
401	01	00	00	Sueldos, salarios y otras retribuciones	26.082.163	0	0	0	0	26.082.163
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	24.511.906	0	0	0	0	24.511.906
401	01	03	00	Suplencias a empleados	200.000	0	0	0	0	200.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	720.257	0	0	0	0	720.257
401	01	18	00	Remuneraciones al personal contratado	650.000	0	0	0	0	650.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	450.000	0	0	0	0	450.000
401	01	18	02	Remuneraciones por honorarios profesionales	200.000	0	0	0	0	200.000
401	03	00	00	Primas	11.173.641	0	0	0	0	11.173.641
401	03	02	00	Primas de transporte a empleados	55.440	0	0	0	0	55.440
401	03	08	00	Primas de profesionalización a empleados	4.483.363	0	0	0	0	4.483.363
401	03	09	00	Primas por antigüedad a empleados	6.601.710	0	0	0	0	6.601.710
401	03	21	00	Primas por antigüedad a obreros	33.128	0	0	0	0	33.128
401	04	00	00	Complementos de sueldos y salarios	25.984.174	0	0	0	0	25.984.174
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	843.990	0	0	0	0	843.990
401	04	02	00	Complemento a empleados por trabajo nocturno	522.219	0	0	0	0	522.219
401	04	06	00	Complemento a empleados por comisión de servicios	587.209	0	0	0	0	587.209
401	04	08	00	Bono compensatorio de alimentación a empleados	5.123.250	0	0	0	0	5.123.250
401	04	10	00	Complemento a empleados por días feriados	379.795	0	0	0	0	379.795
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	46.096	0	0	0	0	46.096
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	47.537	0	0	0	0	47.537
401	04	18	00	Bono compensatorio de alimentación a obreros	346.500	0	0	0	0	346.500
401	04	20	00	Complemento a obreros por días feriados	23.765	0	0	0	0	23.765
401	04	96	00	Otros complementos a empleados	17.607.077	0	0	0	0	17.607.077
401	04	97	00	Otros complementos a obreros	456.736	0	0	0	0	456.736

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129362 210071000 FORTALECIMIENTO DE LOS ÓRGANOS AUXILIARES E INSTANCIA JURISDICCIONAL DEL PODER JUDICIAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS ACTUACIONES DE INSPECCIÓN, FISCALIZACIÓN Y DISCIPLINARIA EN LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES DE LOS TRIBUNALES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 6.248

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210071002 FORTALECIMIENTO DE LA CORTE DISCIPLINARIA JUDICIAL Y EL TRIBUNAL DISCIPLINARIO JUDICIAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 110

RESPONSABLE/EJECUTOR: CORTE DISCIPLINARIA JUDICIAL Y TRIBUNAL DISCIPLINARIO JUDICIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	41.721.820	0	0	0	0	41.721.820
401	05	01	00	Aguinaldos a empleados	28.567.889	0	0	0	0	28.567.889
401	05	03	00	Bono vacacional a empleados	12.073.424	0	0	0	0	12.073.424
401	05	04	00	Aguinaldos a obreros	767.317	0	0	0	0	767.317
401	05	06	00	Bono vacacional a obreros	313.190	0	0	0	0	313.190
401	06	00	00	Aportes patronales y legales	9.592.678	0	0	0	0	9.592.678
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	6.471.961	0	0	0	0	6.471.961
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.438.214	0	0	0	0	1.438.214
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.438.214	0	0	0	0	1.438.214
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	169.123	0	0	0	0	169.123
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	37.583	0	0	0	0	37.583
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	37.583	0	0	0	0	37.583
401	07	00	00	Asistencia socio-económica	11.720.972	0	0	0	0	11.720.972
401	07	02	00	Becas a empleados	228.600	0	0	0	0	228.600
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	7.550.438	0	0	0	0	7.550.438
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	303.750	0	0	0	0	303.750
401	07	10	00	Dotación de uniformes a empleados	732.000	0	0	0	0	732.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	621.000	0	0	0	0	621.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	414.000	0	0	0	0	414.000
401	07	18	00	Becas a obreros	128.700	0	0	0	0	128.700
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	207.434	0	0	0	0	207.434
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	236.250	0	0	0	0	236.250
401	07	26	00	Dotación de uniformes a obreros	280.000	0	0	0	0	280.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	42.000	0	0	0	0	42.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129362 210071000 FORTALECIMIENTO DE LOS ÓRGANOS AUXILIARES E INSTANCIA JURISDICCIONAL DEL PODER JUDICIAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS ACTUACIONES DE INSPECCIÓN, FISCALIZACIÓN Y DISCIPLINARIA EN LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES DE LOS TRIBUNALES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 6.248

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210071002 FORTALECIMIENTO DE LA CORTE DISCIPLINARIA JUDICIAL Y EL TRIBUNAL DISCIPLINARIO JUDICIAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 110

RESPONSABLE/EJECUTOR: CORTE DISCIPLINARIA JUDICIAL Y TRIBUNAL DISCIPLINARIO JUDICIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	28.000	0	0	0	0	28.000
401	07	96	00	Otras subvenciones a empleados	878.400	0	0	0	0	878.400
401	07	97	00	Otras subvenciones a obreros	70.400	0	0	0	0	70.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.266.508**	**0**	**0**	**0**	**0**	**4.266.508**
402	01	00	00	Productos alimenticios y agropecuarios	181.351	0	0	0	0	181.351
402	01	01	00	Alimentos y bebidas para personas	176.359	0	0	0	0	176.359
402	01	03	00	Productos agrícolas y pecuarios	4.992	0	0	0	0	4.992
402	03	00	00	Textiles y vestuarios	35.395	0	0	0	0	35.395
402	03	01	00	Textiles	11.059	0	0	0	0	11.059
402	03	02	00	Prendas de vestir	24.336	0	0	0	0	24.336
402	04	00	00	Productos de cuero y caucho	448.173	0	0	0	0	448.173
402	04	02	00	Productos de cuero y sucedáneos del cuero	42.861	0	0	0	0	42.861
402	04	03	00	Cauchos y tripas para vehículos	405.312	0	0	0	0	405.312
402	05	00	00	Productos de papel, cartón e impresos	933.519	0	0	0	0	933.519
402	05	01	00	Pulpa de madera, papel y cartón	371.520	0	0	0	0	371.520
402	05	02	00	Envases y cajas de papel y cartón	13.978	0	0	0	0	13.978
402	05	03	00	Productos de papel y cartón para oficina	441.778	0	0	0	0	441.778
402	05	04	00	Libros, revistas y periódicos	37.056	0	0	0	0	37.056
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	69.187	0	0	0	0	69.187
402	06	00	00	Productos químicos y derivados	603.877	0	0	0	0	603.877
402	06	02	00	Abonos, plaguicidas y otros	1.851	0	0	0	0	1.851
402	06	03	00	Tintas, pinturas y colorantes	425.301	0	0	0	0	425.301
402	06	04	00	Productos farmacéuticos y medicamentos	12.680	0	0	0	0	12.680
402	06	05	00	Productos de tocador	9.485	0	0	0	0	9.485
402	06	06	00	Combustibles y lubricantes	11.424	0	0	0	0	11.424

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129362 210071000 FORTALECIMIENTO DE LOS ÓRGANOS AUXILIARES E INSTANCIA JURISDICCIONAL DEL PODER JUDICIAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS ACTUACIONES DE INSPECCIÓN, FISCALIZACIÓN Y DISCIPLINARIA EN LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES DE LOS TRIBUNALES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 6.248

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210071002 FORTALECIMIENTO DE LA CORTE DISCIPLINARIA JUDICIAL Y EL TRIBUNAL DISCIPLINARIO JUDICIAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 110

RESPONSABLE/EJECUTOR: CORTE DISCIPLINARIA JUDICIAL Y TRIBUNAL DISCIPLINARIO JUDICIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	08	00	Productos plásticos	131.046	0	0	0	0	131.046
402	06	99	00	Otros productos de la industria química y conexos	12.090	0	0	0	0	12.090
402	07	00	00	Productos minerales no metálicos	39.707	0	0	0	0	39.707
402	07	01	00	Productos de barro, loza y porcelana	4.368	0	0	0	0	4.368
402	07	02	00	Vidrios y productos de vidrio	33.114	0	0	0	0	33.114
402	07	04	00	Cemento, cal y yeso	2.225	0	0	0	0	2.225
402	08	00	00	Productos metálicos	208.611	0	0	0	0	208.611
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	158.113	0	0	0	0	158.113
402	08	07	00	Material de señalamiento	15.288	0	0	0	0	15.288
402	08	09	00	Repuestos y accesorios para equipos de transporte	18.240	0	0	0	0	18.240
402	08	10	00	Repuestos y accesorios para otros equipos	9.610	0	0	0	0	9.610
402	08	99	00	Otros productos metálicos	7.360	0	0	0	0	7.360
402	09	00	00	Productos de madera	34.221	0	0	0	0	34.221
402	09	02	00	Muebles y accesorios de madera para edificaciones	34.221	0	0	0	0	34.221
402	10	00	00	Productos varios y útiles diversos	1.778.169	0	0	0	0	1.778.169
402	10	02	00	Materiales y útiles de limpieza y aseo	58.075	0	0	0	0	58.075
402	10	03	00	Utensilios de cocina y comedor	59.828	0	0	0	0	59.828
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	12.494	0	0	0	0	12.494
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	191.771	0	0	0	0	191.771
402	10	06	00	Condecoraciones, ofrendas y similares	53.632	0	0	0	0	53.632
402	10	07	00	Productos de seguridad en el trabajo	44.554	0	0	0	0	44.554
402	10	08	00	Materiales para equipos de computación	1.018.778	0	0	0	0	1.018.778
402	10	11	00	Materiales eléctricos	181.372	0	0	0	0	181.372
402	10	12	00	Materiales para instalaciones sanitarias	71.722	0	0	0	0	71.722
402	10	99	00	Otros productos y útiles diversos	85.943	0	0	0	0	85.943

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 129362 210071000 FORTALECIMIENTO DE LOS ÓRGANOS AUXILIARES E INSTANCIA JURISDICCIONAL DEL PODER JUDICIAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS ACTUACIONES DE INSPECCIÓN, FISCALIZACIÓN Y DISCIPLINARIA EN LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES DE LOS TRIBUNALES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 6.248

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 210071002 FORTALECIMIENTO DE LA CORTE DISCIPLINARIA JUDICIAL Y EL TRIBUNAL DISCIPLINARIO JUDICIAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 110

RESPONSABLE/EJECUTOR: CORTE DISCIPLINARIA JUDICIAL Y TRIBUNAL DISCIPLINARIO JUDICIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	99	00	00	Otros materiales y suministros	3.485	0	0	0	0	3.485
402	99	01	00	Otros materiales y suministros	3.485	0	0	0	0	3.485
403	**00**	**00**	**00**	**Servicios no personales**	**6.101.578**	**0**	**0**	**0**	**0**	**6.101.578**
403	01	00	00	Alquileres de inmuebles	24.960	0	0	0	0	24.960
403	01	02	00	Alquileres de instalaciones culturales y recreativas	24.960	0	0	0	0	24.960
403	02	00	00	Alquileres de maquinaria y equipos	17.681	0	0	0	0	17.681
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	17.681	0	0	0	0	17.681
403	04	00	00	Servicios básicos	261.341	0	0	0	0	261.341
403	04	05	00	Servicio de comunicaciones	261.341	0	0	0	0	261.341
403	06	00	00	Servicios de transporte y almacenaje	21.616	0	0	0	0	21.616
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	21.616	0	0	0	0	21.616
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.894.567	0	0	0	0	1.894.567
403	07	02	00	Imprenta y reproducción	1.586.599	0	0	0	0	1.586.599
403	07	03	00	Relaciones sociales	96.000	0	0	0	0	96.000
403	07	04	00	Avisos	211.968	0	0	0	0	211.968
403	09	00	00	Viáticos y pasajes	257.625	0	0	0	0	257.625
403	09	01	00	Viáticos y pasajes dentro del país	110.361	0	0	0	0	110.361
403	09	02	00	Viáticos y pasajes fuera del país	147.264	0	0	0	0	147.264
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	231.302	0	0	0	0	231.302
403	10	07	00	Servicios de capacitación y adiestramiento	226.598	0	0	0	0	226.598
403	10	09	00	Servicios de lavandería y tintorería	4.704	0	0	0	0	4.704
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	928.473	0	0	0	0	928.473
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	653.056	0	0	0	0	653.056
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	30.848	0	0	0	0	30.848
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	244.569	0	0	0	0	244.569

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129362 210071000 FORTALECIMIENTO DE LOS ÓRGANOS AUXILIARES E INSTANCIA JURISDICCIONAL DEL PODER JUDICIAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS ACTUACIONES DE INSPECCIÓN, FISCALIZACIÓN Y DISCIPLINARIA EN LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES DE LOS TRIBUNALES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 6.248

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210071002 FORTALECIMIENTO DE LA CORTE DISCIPLINARIA JUDICIAL Y EL TRIBUNAL DISCIPLINARIO JUDICIAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 110

RESPONSABLE/EJECUTOR: CORTE DISCIPLINARIA JUDICIAL Y TRIBUNAL DISCIPLINARIO JUDICIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	514.032	0	0	0	0	514.032
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	514.032	0	0	0	0	514.032
403	16	00	00	Servicios de diversión, esparcimiento y culturales	600.000	0	0	0	0	600.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	600.000	0	0	0	0	600.000
403	18	00	00	Impuestos indirectos	1.236.701	0	0	0	0	1.236.701
403	18	01	00	Impuesto al valor agregado	1.236.701	0	0	0	0	1.236.701
403	99	00	00	Otros servicios no personales	113.280	0	0	0	0	113.280
403	99	01	00	Otros servicios no personales	113.280	0	0	0	0	113.280
404	**00**	**00**	**00**	**Activos reales**	**1.432.085**	**0**	**0**	**0**	**0**	**1.432.085**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	81.984	0	0	0	0	81.984
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	32.640	0	0	0	0	32.640
404	03	05	00	Maquinaria y equipos industriales y de taller	49.344	0	0	0	0	49.344
404	04	00	00	Equipos de transporte, tracción y elevación	11.482	0	0	0	0	11.482
404	04	05	00	Vehículos de tracción no motorizados	11.482	0	0	0	0	11.482
404	05	00	00	Equipos de comunicaciones y de señalamiento	350.419	0	0	0	0	350.419
404	05	01	00	Equipos de telecomunicaciones	350.419	0	0	0	0	350.419
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	12.064	0	0	0	0	12.064
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	12.064	0	0	0	0	12.064
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	89.976	0	0	0	0	89.976
404	07	02	00	Equipos de enseñanza, deporte y recreación	57.600	0	0	0	0	57.600
404	07	03	00	Obras de arte	32.376	0	0	0	0	32.376
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	886.160	0	0	0	0	886.160
404	09	01	00	Mobiliario y equipos de oficina	161.371	0	0	0	0	161.371
404	09	02	00	Equipos de computación	568.381	0	0	0	0	568.381
404	09	03	00	Mobiliario y equipos de alojamiento	156.408	0	0	0	0	156.408

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129362 210071000 FORTALECIMIENTO DE LOS ÓRGANOS AUXILIARES E INSTANCIA JURISDICCIONAL DEL PODER JUDICIAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS ACTUACIONES DE INSPECCIÓN, FISCALIZACIÓN Y DISCIPLINARIA EN LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES DE LOS TRIBUNALES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 6.248

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210071002 FORTALECIMIENTO DE LA CORTE DISCIPLINARIA JUDICIAL Y EL TRIBUNAL DISCIPLINARIO JUDICIAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 110

RESPONSABLE/EJECUTOR: CORTE DISCIPLINARIA JUDICIAL Y TRIBUNAL DISCIPLINARIO JUDICIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	**138.075.619**	**0**	**0**	**0**	**0**	**138.075.619**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129362 210071000 FORTALECIMIENTO DE LOS ÓRGANOS AUXILIARES E INSTANCIA JURISDICCIONAL DEL PODER JUDICIAL

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS ACTUACIONES DE INSPECCIÓN, FISCALIZACIÓN Y DISCIPLINARIA EN LOS PROCESOS ADMINISTRATIVOS Y JUDICIALES DE LOS TRIBUNALES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 6.248

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210071003 EJECUCIÓN DE AUDITORIAS A DEPENDENCIAS JUDICIALES Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: AUDITORÍA **META:** 46

RESPONSABLE/EJECUTOR: AUDITORÍA INTERNA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**5.133.150**	**0**	**0**	**0**	**0**	**5.133.150**
403	09	00	00	Viáticos y pasajes	5.133.150	0	0	0	0	5.133.150
403	09	01	00	Viáticos y pasajes dentro del país	5.133.150	0	0	0	0	5.133.150
				Totales	**5.133.150**	**0**	**0**	**0**	**0**	**5.133.150**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129364 210072000 CONTINUAR DESARROLLANDO EL DIÁLOGO SOCIAL AMPLIO, EL PROTAGONISMO POPULAR Y PODER OBEDIENCIAL EN LA GESTIÓN JUDICIAL

OBJETIVO DEL PROYECTO: INCLUIR AL PODER POPULAR EN LA PLANIFICACIÓN, EJECUCIÓN, SEGUIMIENTO Y CONTROL DE LAS POLÍTICAS JUDICIALES PARA FORTALECER LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA

UNIDAD DE MEDIDA: PERSONA

META: 237

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.029.067**	**0**	**0**	**0**	**0**	**1.029.067**
402	01	00	00	Productos alimenticios y agropecuarios	1.029.067	0	0	0	0	1.029.067
402	01	01	00	Alimentos y bebidas para personas	1.029.067	0	0	0	0	1.029.067
403	**00**	**00**	**00**	**Servicios no personales**	**2.105.300**	**0**	**0**	**0**	**0**	**2.105.300**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.440	0	0	0	0	1.440
403	07	02	00	Imprenta y reproducción	1.440	0	0	0	0	1.440
403	09	00	00	Viáticos y pasajes	1.980.199	0	0	0	0	1.980.199
403	09	01	00	Viáticos y pasajes dentro del país	1.980.199	0	0	0	0	1.980.199
403	18	00	00	Impuestos indirectos	123.661	0	0	0	0	123.661
403	18	01	00	Impuesto al valor agregado	123.661	0	0	0	0	123.661
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.000**	**0**	**0**	**0**	**0**	**15.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	15.000	0	0	0	0	15.000
407	02	02	00	Donaciones corrientes al exterior	15.000	0	0	0	0	15.000
407	02	02	01	Donaciones corrientes a personas	15.000	0	0	0	0	15.000
				Totales	**3.149.367**	**0**	**0**	**0**	**0**	**3.149.367**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 21 - 214

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129364 210072000 CONTINUAR DESARROLLANDO EL DIÁLOGO SOCIAL AMPLIO, EL PROTAGONISMO POPULAR Y PODER OBEDIENCIAL EN LA GESTIÓN JUDICIAL

OBJETIVO DEL PROYECTO: INCLUIR AL PODER POPULAR EN LA PLANIFICACIÓN, EJECUCIÓN, SEGUIMIENTO Y CONTROL DE LAS POLÍTICAS JUDICIALES PARA FORTALECER LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA

UNIDAD DE MEDIDA: PERSONA **META:** 237

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129364 210072000 CONTINUAR DESARROLLANDO EL DIÁLOGO SOCIAL AMPLIO, EL PROTAGONISMO POPULAR Y PODER OBEDIENCIAL EN LA GESTIÓN JUDICIAL

OBJETIVO DEL PROYECTO: INCLUIR AL PODER POPULAR EN LA PLANIFICACIÓN, EJECUCIÓN, SEGUIMIENTO Y CONTROL DE LAS POLÍTICAS JUDICIALES PARA FORTALECER LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA

UNIDAD DE MEDIDA: PERSONA **META:** 237

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210072001 FORMACIÓN Y CAPACITACIÓN DEL PODER POPULAR

UNIDAD DE MEDIDA: TALLER **META:** 47

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SERVICIOS REGIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**765.748**	**0**	**0**	**0**	**0**	**765.748**
402	01	00	00	Productos alimenticios y agropecuarios	765.748	0	0	0	0	765.748
402	01	01	00	Alimentos y bebidas para personas	765.748	0	0	0	0	765.748
403	**00**	**00**	**00**	**Servicios no personales**	**1.009.288**	**0**	**0**	**0**	**0**	**1.009.288**
403	09	00	00	Viáticos y pasajes	917.398	0	0	0	0	917.398
403	09	01	00	Viáticos y pasajes dentro del país	917.398	0	0	0	0	917.398
403	18	00	00	Impuestos indirectos	91.890	0	0	0	0	91.890
403	18	01	00	Impuesto al valor agregado	91.890	0	0	0	0	91.890
				Totales	**1.775.036**	**0**	**0**	**0**	**0**	**1.775.036**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129364 210072000 CONTINUAR DESARROLLANDO EL DIÁLOGO SOCIAL AMPLIO, EL PROTAGONISMO POPULAR Y PODER OBEDIENCIAL EN LA GESTIÓN JUDICIAL

OBJETIVO DEL PROYECTO: INCLUIR AL PODER POPULAR EN LA PLANIFICACIÓN, EJECUCIÓN, SEGUIMIENTO Y CONTROL DE LAS POLÍTICAS JUDICIALES PARA FORTALECER LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA

UNIDAD DE MEDIDA: PERSONA **META:** 237

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210072002 ATENCIÓN Y ORIENTACIÓN SOCIOJURÍDICA A LAS CIUDADANAS Y CIUDADANOS

UNIDAD DE MEDIDA: ASESORÍA **META:** 140

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SERVICIOS REGIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**139.040**	**0**	**0**	**0**	**0**	**139.040**
402	01	00	00	Productos alimenticios y agropecuarios	139.040	0	0	0	0	139.040
402	01	01	00	Alimentos y bebidas para personas	139.040	0	0	0	0	139.040
403	**00**	**00**	**00**	**Servicios no personales**	**16.685**	**0**	**0**	**0**	**0**	**16.685**
403	18	00	00	Impuestos indirectos	16.685	0	0	0	0	16.685
403	18	01	00	Impuesto al valor agregado	16.685	0	0	0	0	16.685
				Totales	**155.725**	**0**	**0**	**0**	**0**	**155.725**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129364 210072000 CONTINUAR DESARROLLANDO EL DIÁLOGO SOCIAL AMPLIO, EL PROTAGONISMO POPULAR Y PODER OBEDIENCIAL EN LA GESTIÓN JUDICIAL

OBJETIVO DEL PROYECTO: INCLUIR AL PODER POPULAR EN LA PLANIFICACIÓN, EJECUCIÓN, SEGUIMIENTO Y CONTROL DE LAS POLÍTICAS JUDICIALES PARA FORTALECER LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA

UNIDAD DE MEDIDA: PERSONA **META:** 237

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 210072003 SEGUIMIENTO, SUPERVISIÓN, CONTROL Y EVALUACIÓN DE LA GESTIÓN DE LAS OFICINAS DE PARTICIPACIÓN CIUDADANA

UNIDAD DE MEDIDA: VISITA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SERVICIOS REGIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**67.859**	**0**	**0**	**0**	**0**	**67.859**
403	09	00	00	Viáticos y pasajes	67.859	0	0	0	0	67.859
403	09	01	00	Viáticos y pasajes dentro del país	67.859	0	0	0	0	67.859
				Totales	**67.859**	**0**	**0**	**0**	**0**	**67.859**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129364 210072000 CONTINUAR DESARROLLANDO EL DIÁLOGO SOCIAL AMPLIO, EL PROTAGONISMO POPULAR Y PODER OBEDIENCIAL EN LA GESTIÓN JUDICIAL

OBJETIVO DEL PROYECTO: INCLUIR AL PODER POPULAR EN LA PLANIFICACIÓN, EJECUCIÓN, SEGUIMIENTO Y CONTROL DE LAS POLÍTICAS JUDICIALES PARA FORTALECER LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA

UNIDAD DE MEDIDA: PERSONA **META:** 237

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210072004 COORDINAR LA INSTALACIÓN DE LOS NÚCLEOS DE ATENCIÓN SOCIOJURÍDICOS E INVESTIGACIÓN NACIONAL

UNIDAD DE MEDIDA: ENCUENTRO **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SERVICIOS REGIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**96.199**	**0**	**0**	**0**	**0**	**96.199**
402	01	00	00	Productos alimenticios y agropecuarios	96.199	0	0	0	0	96.199
402	01	01	00	Alimentos y bebidas para personas	96.199	0	0	0	0	96.199
403	**00**	**00**	**00**	**Servicios no personales**	**334.726**	**0**	**0**	**0**	**0**	**334.726**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.440	0	0	0	0	1.440
403	07	02	00	Imprenta y reproducción	1.440	0	0	0	0	1.440
403	09	00	00	Viáticos y pasajes	321.570	0	0	0	0	321.570
403	09	01	00	Viáticos y pasajes dentro del país	321.570	0	0	0	0	321.570
403	18	00	00	Impuestos indirectos	11.716	0	0	0	0	11.716
403	18	01	00	Impuesto al valor agregado	11.716	0	0	0	0	11.716
				Totales	**430.925**	**0**	**0**	**0**	**0**	**430.925**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129364 210072000 CONTINUAR DESARROLLANDO EL DIÁLOGO SOCIAL AMPLIO, EL PROTAGONISMO POPULAR Y PODER OBEDIENCIAL EN LA GESTIÓN JUDICIAL

OBJETIVO DEL PROYECTO: INCLUIR AL PODER POPULAR EN LA PLANIFICACIÓN, EJECUCIÓN, SEGUIMIENTO Y CONTROL DE LAS POLÍTICAS JUDICIALES PARA FORTALECER LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA

UNIDAD DE MEDIDA: PERSONA **META:** 237

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210072005 OTORGAMIENTO DE DONACIONES

UNIDAD DE MEDIDA: APOYO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SERVICIOS REGIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.000**	**0**	**0**	**0**	**0**	**15.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	15.000	0	0	0	0	15.000
407	02	02	00	Donaciones corrientes al exterior	15.000	0	0	0	0	15.000
407	02	02	01	Donaciones corrientes a personas	15.000	0	0	0	0	15.000
				Totales	**15.000**	**0**	**0**	**0**	**0**	**15.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129364 210072000 CONTINUAR DESARROLLANDO EL DIÁLOGO SOCIAL AMPLIO, EL PROTAGONISMO POPULAR Y PODER OBEDIENCIAL EN LA GESTIÓN JUDICIAL

OBJETIVO DEL PROYECTO: INCLUIR AL PODER POPULAR EN LA PLANIFICACIÓN, EJECUCIÓN, SEGUIMIENTO Y CONTROL DE LAS POLÍTICAS JUDICIALES PARA FORTALECER LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA

UNIDAD DE MEDIDA: PERSONA **META:** 237

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210072006 APOYAR LOS PROCESOS DE OBSERVACIÓN DEL OBSERVATORIO SOCIAL DEL SISTEMA DE JUSTICIA

UNIDAD DE MEDIDA: VISITA **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SERVICIOS REGIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**236.999**	**0**	**0**	**0**	**0**	**236.999**
403	09	00	00	Viáticos y pasajes	236.999	0	0	0	0	236.999
403	09	01	00	Viáticos y pasajes dentro del país	236.999	0	0	0	0	236.999
				Totales	**236.999**	**0**	**0**	**0**	**0**	**236.999**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129364 210072000 CONTINUAR DESARROLLANDO EL DIÁLOGO SOCIAL AMPLIO, EL PROTAGONISMO POPULAR Y PODER OBEDIENCIAL EN LA GESTIÓN JUDICIAL

OBJETIVO DEL PROYECTO: INCLUIR AL PODER POPULAR EN LA PLANIFICACIÓN, EJECUCIÓN, SEGUIMIENTO Y CONTROL DE LAS POLÍTICAS JUDICIALES PARA FORTALECER LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA

UNIDAD DE MEDIDA: PERSONA **META:** 237

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210072007 DESARROLLO DEL PUNTO Y CÍRCULO DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA A TRAVÉS DE LAS OFICINAS DE PARTICIPACIÓN CIUDADANA EN TODO EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: REUNIÓN **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SERVICIOS REGIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**329.877**	**0**	**0**	**0**	**0**	**329.877**
403	09	00	00	Viáticos y pasajes	329.877	0	0	0	0	329.877
403	09	01	00	Viáticos y pasajes dentro del país	329.877	0	0	0	0	329.877
				Totales	**329.877**	**0**	**0**	**0**	**0**	**329.877**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129364 210072000 CONTINUAR DESARROLLANDO EL DIÁLOGO SOCIAL AMPLIO, EL PROTAGONISMO POPULAR Y PODER OBEDIENCIAL EN LA GESTIÓN JUDICIAL

OBJETIVO DEL PROYECTO: INCLUIR AL PODER POPULAR EN LA PLANIFICACIÓN, EJECUCIÓN, SEGUIMIENTO Y CONTROL DE LAS POLÍTICAS JUDICIALES PARA FORTALECER LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA

UNIDAD DE MEDIDA: PERSONA **META:** 237

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210072008 PROMOVER INSTANCIAS DE COORDINACIÓN INTERCULTURAL ENTRE LA JURISDICCIÓN ESPECIAL INDÍGENA Y LA JURISDICCIÓN ORDINARIA

UNIDAD DE MEDIDA: ENCUENTRO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SERVICIOS REGIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**28.080**	0	0	0	0	**28.080**
402	01	00	00	Productos alimenticios y agropecuarios	28.080	0	0	0	0	28.080
402	01	01	00	Alimentos y bebidas para personas	28.080	0	0	0	0	28.080
403	00	00	00	**Servicios no personales**	**109.866**	0	0	0	0	**109.866**
403	09	00	00	Viáticos y pasajes	106.496	0	0	0	0	106.496
403	09	01	00	Viáticos y pasajes dentro del país	106.496	0	0	0	0	106.496
403	18	00	00	Impuestos indirectos	3.370	0	0	0	0	3.370
403	18	01	00	Impuesto al valor agregado	3.370	0	0	0	0	3.370
				Totales	**137.946**	0	0	0	0	**137.946**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129371 210073000 FORMACIÓN, CONTINUA, INTEGRAL Y PERMANENTE DE LOS TRABAJADORES Y TRABAJADORAS JUDICIALES Y EL INTERCAMBIO DE EXPERIENCIAS A NIVEL INTERNACIONAL A TRAVÉS DE LA ESCUELA NACIONAL DE LA MAGISTRATURA

OBJETIVO DEL PROYECTO: REDIMENSIONAR LAS INSTITUCIONES RESPONSABLES DE LA FORMACIÓN DE LOS SERVIDORES PÚBLICOS Y SERVIDORAS PÚBLICAS DEL PODER JUDICIAL, ORIENTADO A LA CONSECUCIÓN DE LOS FINES DEL ESTADO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 16.660 **FEMENINO:** 11.662 **MASCULINO:** 4.998

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**31.981.397**	0	0	0	0	**31.981.397**
401	01	00	00	Sueldos, salarios y otras retribuciones	11.862.091	0	0	0	0	11.862.091
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	9.201.048	0	0	0	0	9.201.048
401	01	03	00	Suplencias a empleados	90.000	0	0	0	0	90.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	137.371	0	0	0	0	137.371
401	01	18	00	Remuneraciones al personal contratado	2.433.672	0	0	0	0	2.433.672
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.283.672	0	0	0	0	1.283.672
401	01	18	02	Remuneraciones por honorarios profesionales	1.150.000	0	0	0	0	1.150.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	329.054	0	0	0	0	329.054
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	319.012	0	0	0	0	319.012
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	10.042	0	0	0	0	10.042
401	03	00	00	Primas	2.694.768	0	0	0	0	2.694.768
401	03	01	00	Primas por mérito a empleados	385.474	0	0	0	0	385.474
401	03	08	00	Primas de profesionalización a empleados	747.190	0	0	0	0	747.190
401	03	09	00	Primas por antigüedad a empleados	1.481.266	0	0	0	0	1.481.266
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	40.000	0	0	0	0	40.000
401	03	16	00	Primas por mérito a obreros	17.053	0	0	0	0	17.053
401	03	17	00	Primas de transporte a obreros	234	0	0	0	0	234
401	03	19	00	Primas por hijos de obreros	9.000	0	0	0	0	9.000
401	03	21	00	Primas por antigüedad a obreros	11.551	0	0	0	0	11.551
401	03	39	00	Primas por hijos al personal contratado	3.000	0	0	0	0	3.000
401	04	00	00	Complementos de sueldos y salarios	524.442	0	0	0	0	524.442
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	57.766	0	0	0	0	57.766
401	04	05	00	Complemento a empleados por gastos de representación	50.000	0	0	0	0	50.000
401	04	06	00	Complemento a empleados por comisión de servicios	150.000	0	0	0	0	150.000
401	04	10	00	Complemento a empleados por días feriados	78.043	0	0	0	0	78.043
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	2.052	0	0	0	0	2.052
401	04	20	00	Complemento a obreros por días feriados	1.902	0	0	0	0	1.902
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	15.971	0	0	0	0	15.971

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129371 210073000 FORMACIÓN, CONTINUA, INTEGRAL Y PERMANENTE DE LOS TRABAJADORES Y TRABAJADORAS JUDICIALES Y EL INTERCAMBIO DE EXPERIENCIAS A NIVEL INTERNACIONAL A TRAVÉS DE LA ESCUELA NACIONAL DE LA MAGISTRATURA

OBJETIVO DEL PROYECTO: REDIMENSIONAR LAS INSTITUCIONES RESPONSABLES DE LA FORMACIÓN DE LOS SERVIDORES PÚBLICOS Y SERVIDORAS PÚBLICAS DEL PODER JUDICIAL, ORIENTADO A LA CONSECUCIÓN DE LOS FINES DEL ESTADO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 16.660 **FEMENINO:** 11.662 **MASCULINO:** 4.998

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	28	00	Complemento al personal contratado por días feriados	49.242	0	0	0	0	49.242
401	04	96	00	Otros complementos a empleados	73.324	0	0	0	0	73.324
401	04	97	00	Otros complementos a obreros	1.766	0	0	0	0	1.766
401	04	98	00	Otros complementos al personal contratado	44.376	0	0	0	0	44.376
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	11.053.654	0	0	0	0	11.053.654
401	05	01	00	Aguinaldos a empleados	5.087.509	0	0	0	0	5.087.509
401	05	03	00	Bono vacacional a empleados	4.698.788	0	0	0	0	4.698.788
401	05	04	00	Aguinaldos a obreros	146.674	0	0	0	0	146.674
401	05	06	00	Bono vacacional a obreros	59.985	0	0	0	0	59.985
401	05	07	00	Aguinaldos al personal contratado	547.229	0	0	0	0	547.229
401	05	08	00	Bono vacacional al personal contratado	513.469	0	0	0	0	513.469
401	06	00	00	Aportes patronales y legales	1.452.385	0	0	0	0	1.452.385
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	835.430	0	0	0	0	835.430
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	185.821	0	0	0	0	185.821
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	240.770	0	0	0	0	240.770
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	12.363	0	0	0	0	12.363
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.747	0	0	0	0	2.747
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.999	0	0	0	0	2.999
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	119.255	0	0	0	0	119.255
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	26.501	0	0	0	0	26.501
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	26.499	0	0	0	0	26.499
401	07	00	00	Asistencia socio-económica	4.065.003	0	0	0	0	4.065.003
401	07	02	00	Becas a empleados	368.100	0	0	0	0	368.100
401	07	03	00	Ayudas por matrimonio a empleados	1.070	0	0	0	0	1.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.070	0	0	0	0	1.070
401	07	05	00	Ayudas por defunción a empleados	2.475	0	0	0	0	2.475
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.203.882	0	0	0	0	1.203.882
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	463.050	0	0	0	0	463.050

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129371 210073000 FORMACIÓN, CONTINUA, INTEGRAL Y PERMANENTE DE LOS TRABAJADORES Y TRABAJADORAS JUDICIALES Y EL INTERCAMBIO DE EXPERIENCIAS A NIVEL INTERNACIONAL A TRAVÉS DE LA ESCUELA NACIONAL DE LA MAGISTRATURA

OBJETIVO DEL PROYECTO: REDIMENSIONAR LAS INSTITUCIONES RESPONSABLES DE LA FORMACIÓN DE LOS SERVIDORES PÚBLICOS Y SERVIDORAS PÚBLICAS DEL PODER JUDICIAL, ORIENTADO A LA CONSECUCIÓN DE LOS FINES DEL ESTADO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 16.660 **FEMENINO:** 11.662 **MASCULINO:** 4.998

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	648.336	0	0	0	0	648.336
401	07	18	00	Becas a obreros	154.800	0	0	0	0	154.800
401	07	19	00	Ayudas por matrimonio de obreros	1.070	0	0	0	0	1.070
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.070	0	0	0	0	1.070
401	07	21	00	Ayudas por defunción a obreros	2.475	0	0	0	0	2.475
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	16.484	0	0	0	0	16.484
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	145.800	0	0	0	0	145.800
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	194.501	0	0	0	0	194.501
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	810.420	0	0	0	0	810.420
401	07	96	00	Otras subvenciones a empleados	36.000	0	0	0	0	36.000
401	07	97	00	Otras subvenciones a obreros	14.400	0	0	0	0	14.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.593.298**	**0**	**0**	**0**	**0**	**9.593.298**
402	01	00	00	Productos alimenticios y agropecuarios	1.457.741	0	0	0	0	1.457.741
402	01	01	00	Alimentos y bebidas para personas	1.457.741	0	0	0	0	1.457.741
402	03	00	00	Textiles y vestuarios	777.651	0	0	0	0	777.651
402	03	01	00	Textiles	147.104	0	0	0	0	147.104
402	03	02	00	Prendas de vestir	630.547	0	0	0	0	630.547
402	04	00	00	Productos de cuero y caucho	1.100.314	0	0	0	0	1.100.314
402	04	02	00	Productos de cuero y sucedáneos del cuero	24.346	0	0	0	0	24.346
402	04	03	00	Cauchos y tripas para vehículos	1.075.968	0	0	0	0	1.075.968
402	05	00	00	Productos de papel, cartón e impresos	1.319.149	0	0	0	0	1.319.149
402	05	01	00	Pulpa de madera, papel y cartón	145.444	0	0	0	0	145.444
402	05	02	00	Envases y cajas de papel y cartón	40.032	0	0	0	0	40.032
402	05	03	00	Productos de papel y cartón para oficina	1.040.616	0	0	0	0	1.040.616
402	05	04	00	Libros, revistas y periódicos	41.942	0	0	0	0	41.942
402	05	06	00	Productos de papel y cartón para computación	4.472	0	0	0	0	4.472
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	46.643	0	0	0	0	46.643
402	06	00	00	Productos químicos y derivados	1.472.030	0	0	0	0	1.472.030
402	06	03	00	Tintas, pinturas y colorantes	1.266.438	0	0	0	0	1.266.438

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129371 210073000 FORMACIÓN, CONTINUA, INTEGRAL Y PERMANENTE DE LOS TRABAJADORES Y TRABAJADORAS JUDICIALES Y EL INTERCAMBIO DE EXPERIENCIAS A NIVEL INTERNACIONAL A TRAVÉS DE LA ESCUELA NACIONAL DE LA MAGISTRATURA

OBJETIVO DEL PROYECTO: REDIMENSIONAR LAS INSTITUCIONES RESPONSABLES DE LA FORMACIÓN DE LOS SERVIDORES PÚBLICOS Y SERVIDORAS PÚBLICAS DEL PODER JUDICIAL, ORIENTADO A LA CONSECUCIÓN DE LOS FINES DEL ESTADO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 16.660 **FEMENINO:** 11.662 **MASCULINO:** 4.998

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	05	00	Productos de tocador	15.808	0	0	0	0	15.808
402	06	06	00	Combustibles y lubricantes	37.360	0	0	0	0	37.360
402	06	08	00	Productos plásticos	152.424	0	0	0	0	152.424
402	07	00	00	Productos minerales no metálicos	3.203	0	0	0	0	3.203
402	07	01	00	Productos de barro, loza y porcelana	3.203	0	0	0	0	3.203
402	08	00	00	Productos metálicos	229.174	0	0	0	0	229.174
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	7.521	0	0	0	0	7.521
402	08	04	00	Productos metálicos estructurales	5.760	0	0	0	0	5.760
402	08	07	00	Material de señalamiento	2.184	0	0	0	0	2.184
402	08	09	00	Repuestos y accesorios para equipos de transporte	213.709	0	0	0	0	213.709
402	10	00	00	Productos varios y útiles diversos	3.218.851	0	0	0	0	3.218.851
402	10	02	00	Materiales y útiles de limpieza y aseo	26.880	0	0	0	0	26.880
402	10	03	00	Utensilios de cocina y comedor	51.296	0	0	0	0	51.296
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	521.884	0	0	0	0	521.884
402	10	06	00	Condecoraciones, ofrendas y similares	30.272	0	0	0	0	30.272
402	10	07	00	Productos de seguridad en el trabajo	85.793	0	0	0	0	85.793
402	10	08	00	Materiales para equipos de computación	2.243.565	0	0	0	0	2.243.565
402	10	11	00	Materiales eléctricos	212.056	0	0	0	0	212.056
402	10	12	00	Materiales para instalaciones sanitarias	28.519	0	0	0	0	28.519
402	10	99	00	Otros productos y útiles diversos	18.586	0	0	0	0	18.586
402	99	00	00	Otros materiales y suministros	15.185	0	0	0	0	15.185
402	99	01	00	Otros materiales y suministros	15.185	0	0	0	0	15.185
403	**00**	**00**	**00**	**Servicios no personales**	**9.389.435**	**0**	**0**	**0**	**0**	**9.389.435**
403	04	00	00	Servicios básicos	139.488	0	0	0	0	139.488
403	04	04	00	Teléfonos	115.200	0	0	0	0	115.200
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	115.200	0	0	0	0	115.200
403	04	05	00	Servicio de comunicaciones	24.288	0	0	0	0	24.288
403	06	00	00	Servicios de transporte y almacenaje	267.408	0	0	0	0	267.408
403	06	01	00	Fletes y embalajes	5.984	0	0	0	0	5.984

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129371 210073000 FORMACIÓN, CONTINUA, INTEGRAL Y PERMANENTE DE LOS TRABAJADORES Y TRABAJADORAS JUDICIALES Y EL INTERCAMBIO DE EXPERIENCIAS A NIVEL INTERNACIONAL A TRAVÉS DE LA ESCUELA NACIONAL DE LA MAGISTRATURA

OBJETIVO DEL PROYECTO: REDIMENSIONAR LAS INSTITUCIONES RESPONSABLES DE LA FORMACIÓN DE LOS SERVIDORES PÚBLICOS Y SERVIDORAS PÚBLICAS DEL PODER JUDICIAL, ORIENTADO A LA CONSECUCIÓN DE LOS FINES DEL ESTADO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 16.660 **FEMENINO:** 11.662 **MASCULINO:** 4.998

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	03	00	Estacionamiento	254.144	0	0	0	0	254.144
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	7.280	0	0	0	0	7.280
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.120.616	0	0	0	0	1.120.616
403	07	02	00	Imprenta y reproducción	555.344	0	0	0	0	555.344
403	07	03	00	Relaciones sociales	90.496	0	0	0	0	90.496
403	07	04	00	Avisos	474.776	0	0	0	0	474.776
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	8.448	0	0	0	0	8.448
403	08	02	00	Comisiones y gastos bancarios	8.448	0	0	0	0	8.448
403	09	00	00	Viáticos y pasajes	3.485.913	0	0	0	0	3.485.913
403	09	01	00	Viáticos y pasajes dentro del país	2.999.961	0	0	0	0	2.999.961
403	09	02	00	Viáticos y pasajes fuera del país	485.952	0	0	0	0	485.952
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	64.384	0	0	0	0	64.384
403	10	07	00	Servicios de capacitación y adiestramiento	8.992	0	0	0	0	8.992
403	10	09	00	Servicios de lavandería y tintorería	32.928	0	0	0	0	32.928
403	10	99	00	Otros servicios profesionales y técnicos	22.464	0	0	0	0	22.464
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.223.056	0	0	0	0	2.223.056
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.203.280	0	0	0	0	1.203.280
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	731.936	0	0	0	0	731.936
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	287.840	0	0	0	0	287.840
403	16	00	00	Servicios de diversión, esparcimiento y culturales	51.168	0	0	0	0	51.168
403	16	01	00	Servicios de diversión, esparcimiento y culturales	51.168	0	0	0	0	51.168
403	18	00	00	Impuestos indirectos	2.017.114	0	0	0	0	2.017.114
403	18	01	00	Impuesto al valor agregado	2.017.114	0	0	0	0	2.017.114
403	99	00	00	Otros servicios no personales	11.840	0	0	0	0	11.840
403	99	01	00	Otros servicios no personales	11.840	0	0	0	0	11.840
404	**00**	**00**	**00**	**Activos reales**	**3.329.563**	**0**	**0**	**0**	**0**	**3.329.563**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	178.772	0	0	0	0	178.772
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	91.520	0	0	0	0	91.520
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	35.112	0	0	0	0	35.112

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129371 210073000 FORMACIÓN, CONTINUA, INTEGRAL Y PERMANENTE DE LOS TRABAJADORES Y TRABAJADORAS JUDICIALES Y EL INTERCAMBIO DE EXPERIENCIAS A NIVEL INTERNACIONAL A TRAVÉS DE LA ESCUELA NACIONAL DE LA MAGISTRATURA

OBJETIVO DEL PROYECTO: REDIMENSIONAR LAS INSTITUCIONES RESPONSABLES DE LA FORMACIÓN DE LOS SERVIDORES PÚBLICOS Y SERVIDORAS PÚBLICAS DEL PODER JUDICIAL, ORIENTADO A LA CONSECUCIÓN DE LOS FINES DEL ESTADO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 16.660 **FEMENINO:** 11.662 **MASCULINO:** 4.998

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	03	05	00	Maquinaria y equipos industriales y de taller	6.950	0	0	0	0	6.950
404	03	06	00	Maquinaria y equipos de energía	45.190	0	0	0	0	45.190
404	04	00	00	Equipos de transporte, tracción y elevación	9.728	0	0	0	0	9.728
404	04	05	00	Vehículos de tracción no motorizados	9.728	0	0	0	0	9.728
404	05	00	00	Equipos de comunicaciones y de señalamiento	375.094	0	0	0	0	375.094
404	05	01	00	Equipos de telecomunicaciones	375.094	0	0	0	0	375.094
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	644.767	0	0	0	0	644.767
404	07	02	00	Equipos de enseñanza, deporte y recreación	360.872	0	0	0	0	360.872
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	264.435	0	0	0	0	264.435
404	07	06	00	Instrumentos musicales y equipos de audio	19.460	0	0	0	0	19.460
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.024.314	0	0	0	0	2.024.314
404	09	01	00	Mobiliario y equipos de oficina	545.872	0	0	0	0	545.872
404	09	02	00	Equipos de computación	1.471.760	0	0	0	0	1.471.760
404	09	03	00	Mobiliario y equipos de alojamiento	6.682	0	0	0	0	6.682
404	12	00	00	Activos intangibles	96.888	0	0	0	0	96.888
404	12	04	00	Paquetes y programas de computación	96.888	0	0	0	0	96.888
				Totales	**54.293.693**	**0**	**0**	**0**	**0**	**54.293.693**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

21 - 229

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129371 210073000 FORMACIÓN, CONTINUA, INTEGRAL Y PERMANENTE DE LOS TRABAJADORES Y TRABAJADORAS JUDICIALES Y EL INTERCAMBIO DE EXPERIENCIAS A NIVEL INTERNACIONAL A TRAVÉS DE LA ESCUELA NACIONAL DE LA MAGISTRATURA

OBJETIVO DEL PROYECTO: REDIMENSIONAR LAS INSTITUCIONES RESPONSABLES DE LA FORMACIÓN DE LOS SERVIDORES PÚBLICOS Y SERVIDORAS PÚBLICAS DEL PODER JUDICIAL, ORIENTADO A LA CONSECUCIÓN DE LOS FINES DEL ESTADO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 16.660 **FEMENINO:** 11.662 **MASCULINO:** 4.998

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129371 210073000 FORMACIÓN, CONTINUA, INTEGRAL Y PERMANENTE DE LOS TRABAJADORES Y TRABAJADORAS JUDICIALES Y EL INTERCAMBIO DE EXPERIENCIAS A NIVEL INTERNACIONAL A TRAVÉS DE LA ESCUELA NACIONAL DE LA MAGISTRATURA

OBJETIVO DEL PROYECTO: REDIMENSIONAR LAS INSTITUCIONES RESPONSABLES DE LA FORMACIÓN DE LOS SERVIDORES PÚBLICOS Y SERVIDORAS PÚBLICAS DEL PODER JUDICIAL, ORIENTADO A LA CONSECUCIÓN DE LOS FINES DEL ESTADO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 16.660 **FEMENINO:** 11.662 **MASCULINO:** 4.998

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210073001 PROFESIONALIZACIÓN DE JUECES, JUEZAS Y DEMÁS SERVIDORES Y SERVIDORAS DEL PODER JUDICIAL Y EL SISTEMA DE JUSTICIA

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 85

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE LA MAGISTRATURA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**771.299**	**0**	**0**	**0**	**0**	**771.299**
402	01	00	00	Productos alimenticios y agropecuarios	37.440	0	0	0	0	37.440
402	01	01	00	Alimentos y bebidas para personas	37.440	0	0	0	0	37.440
402	05	00	00	Productos de papel, cartón e impresos	161.430	0	0	0	0	161.430
402	05	03	00	Productos de papel y cartón para oficina	159.683	0	0	0	0	159.683
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.747	0	0	0	0	1.747
402	06	00	00	Productos químicos y derivados	34.664	0	0	0	0	34.664
402	06	03	00	Tintas, pinturas y colorantes	34.664	0	0	0	0	34.664
402	10	00	00	Productos varios y útiles diversos	537.765	0	0	0	0	537.765
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	144.152	0	0	0	0	144.152
402	10	08	00	Materiales para equipos de computación	393.613	0	0	0	0	393.613
403	00	00	00	**Servicios no personales**	**742.478**	**0**	**0**	**0**	**0**	**742.478**
403	09	00	00	Viáticos y pasajes	643.625	0	0	0	0	643.625
403	09	01	00	Viáticos y pasajes dentro del país	643.625	0	0	0	0	643.625
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.597	0	0	0	0	3.597
403	10	07	00	Servicios de capacitación y adiestramiento	3.597	0	0	0	0	3.597
403	18	00	00	Impuestos indirectos	95.256	0	0	0	0	95.256
403	18	01	00	Impuesto al valor agregado	95.256	0	0	0	0	95.256
404	00	00	00	**Activos reales**	**18.896**	**0**	**0**	**0**	**0**	**18.896**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	12.214	0	0	0	0	12.214
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	12.214	0	0	0	0	12.214
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.682	0	0	0	0	6.682
404	09	03	00	Mobiliario y equipos de alojamiento	6.682	0	0	0	0	6.682
				Totales	**1.532.673**	**0**	**0**	**0**	**0**	**1.532.673**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129371 210073000 FORMACIÓN, CONTINUA, INTEGRAL Y PERMANENTE DE LOS TRABAJADORES Y TRABAJADORAS JUDICIALES Y EL INTERCAMBIO DE EXPERIENCIAS A NIVEL INTERNACIONAL A TRAVÉS DE LA ESCUELA NACIONAL DE LA MAGISTRATURA

OBJETIVO DEL PROYECTO: REDIMENSIONAR LAS INSTITUCIONES RESPONSABLES DE LA FORMACIÓN DE LOS SERVIDORES PÚBLICOS Y SERVIDORAS PÚBLICAS DEL PODER JUDICIAL, ORIENTADO A LA CONSECUCIÓN DE LOS FINES DEL ESTADO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 16.660 **FEMENINO:** 11.662 **MASCULINO:** 4.998

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210073002 DISEÑO LAS ACTIVIDADES ACADÉMICA

UNIDAD DE MEDIDA: DISEÑO **META:** 50

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE LA MAGISTRATURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**78.082**	0	0	0	0	**78.082**
402	01	00	00	Productos alimenticios y agropecuarios	4.992	0	0	0	0	4.992
402	01	01	00	Alimentos y bebidas para personas	4.992	0	0	0	0	4.992
402	05	00	00	Productos de papel, cartón e impresos	45.570	0	0	0	0	45.570
402	05	03	00	Productos de papel y cartón para oficina	45.570	0	0	0	0	45.570
402	10	00	00	Productos varios y útiles diversos	27.520	0	0	0	0	27.520
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	27.520	0	0	0	0	27.520
403	00	00	00	**Servicios no personales**	**227.508**	0	0	0	0	**227.508**
403	09	00	00	Viáticos y pasajes	218.138	0	0	0	0	218.138
403	09	01	00	Viáticos y pasajes dentro del país	218.138	0	0	0	0	218.138
403	18	00	00	Impuestos indirectos	9.370	0	0	0	0	9.370
403	18	01	00	Impuesto al valor agregado	9.370	0	0	0	0	9.370
				Totales	**305.590**	0	0	0	0	**305.590**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129371 210073000 FORMACIÓN, CONTINUA, INTEGRAL Y PERMANENTE DE LOS TRABAJADORES Y TRABAJADORAS JUDICIALES Y EL INTERCAMBIO DE EXPERIENCIAS A NIVEL INTERNACIONAL A TRAVÉS DE LA ESCUELA NACIONAL DE LA MAGISTRATURA

OBJETIVO DEL PROYECTO: REDIMENSIONAR LAS INSTITUCIONES RESPONSABLES DE LA FORMACIÓN DE LOS SERVIDORES PÚBLICOS Y SERVIDORAS PÚBLICAS DEL PODER JUDICIAL, ORIENTADO A LA CONSECUCIÓN DE LOS FINES DEL ESTADO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 16.660 **FEMENINO:** 11.662 **MASCULINO:** 4.998

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210073003 COORDINACIÓN DE INVESTIGACIÓN, DOCENCIA, POSTGRADO Y EXTENSIÓN EN EL MARCO DE LA NUEVA HEGEMONÍA CULTURAL DEL SABER JURÍDICO Y DEL TRABAJO JUDICIAL

UNIDAD DE MEDIDA: ORGANIZACIÓN **META:** 263

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE LA MAGISTRATURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.264.909**	**0**	**0**	**0**	**0**	**1.264.909**
402	01	00	00	Productos alimenticios y agropecuarios	43.680	0	0	0	0	43.680
402	01	01	00	Alimentos y bebidas para personas	43.680	0	0	0	0	43.680
402	05	00	00	Productos de papel, cartón e impresos	489.120	0	0	0	0	489.120
402	05	01	00	Pulpa de madera, papel y cartón	52.768	0	0	0	0	52.768
402	05	03	00	Productos de papel y cartón para oficina	391.904	0	0	0	0	391.904
402	05	04	00	Libros, revistas y periódicos	27.808	0	0	0	0	27.808
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	16.640	0	0	0	0	16.640
402	06	00	00	Productos químicos y derivados	191.680	0	0	0	0	191.680
402	06	03	00	Tintas, pinturas y colorantes	191.680	0	0	0	0	191.680
402	10	00	00	Productos varios y útiles diversos	540.429	0	0	0	0	540.429
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	151.728	0	0	0	0	151.728
402	10	08	00	Materiales para equipos de computación	388.701	0	0	0	0	388.701
403	**00**	**00**	**00**	**Servicios no personales**	**1.695.456**	**0**	**0**	**0**	**0**	**1.695.456**
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.168	0	0	0	0	15.168
403	07	02	00	Imprenta y reproducción	15.168	0	0	0	0	15.168
403	09	00	00	Viáticos y pasajes	1.523.447	0	0	0	0	1.523.447
403	09	01	00	Viáticos y pasajes dentro del país	1.523.447	0	0	0	0	1.523.447
403	18	00	00	Impuestos indirectos	156.841	0	0	0	0	156.841
403	18	01	00	Impuesto al valor agregado	156.841	0	0	0	0	156.841
404	**00**	**00**	**00**	**Activos reales**	**26.931**	**0**	**0**	**0**	**0**	**26.931**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	26.931	0	0	0	0	26.931
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	26.931	0	0	0	0	26.931
				Totales	**2.987.296**	**0**	**0**	**0**	**0**	**2.987.296**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129371 210073000 FORMACIÓN, CONTINUA, INTEGRAL Y PERMANENTE DE LOS TRABAJADORES Y TRABAJADORAS JUDICIALES Y EL INTERCAMBIO DE EXPERIENCIAS A NIVEL INTERNACIONAL A TRAVÉS DE LA ESCUELA NACIONAL DE LA MAGISTRATURA

OBJETIVO DEL PROYECTO: REDIMENSIONAR LAS INSTITUCIONES RESPONSABLES DE LA FORMACIÓN DE LOS SERVIDORES PÚBLICOS Y SERVIDORAS PÚBLICAS DEL PODER JUDICIAL, ORIENTADO A LA CONSECUCIÓN DE LOS FINES DEL ESTADO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 16.660 **FEMENINO:** 11.662 **MASCULINO:** 4.998

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 210073004 PLANEACIÓN DE LA CARRERA JUDICIAL MEDIANTE EL INGRESO, PERMANENCIA Y ASCENSO DE LOS JUECES, JUEZAS Y DEMÁS SERVIDORES Y SERVIDORAS DEL PODER JUDICIAL

UNIDAD DE MEDIDA: PLAN **META:** 7

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE LA MAGISTRATURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**665.726**	**0**	**0**	**0**	**0**	**665.726**
402	01	00	00	Productos alimenticios y agropecuarios	113.568	0	0	0	0	113.568
402	01	01	00	Alimentos y bebidas para personas	113.568	0	0	0	0	113.568
402	03	00	00	Textiles y vestuarios	87.053	0	0	0	0	87.053
402	03	02	00	Prendas de vestir	87.053	0	0	0	0	87.053
402	05	00	00	Productos de papel, cartón e impresos	138.152	0	0	0	0	138.152
402	05	03	00	Productos de papel y cartón para oficina	126.504	0	0	0	0	126.504
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	11.648	0	0	0	0	11.648
402	06	00	00	Productos químicos y derivados	36.850	0	0	0	0	36.850
402	06	03	00	Tintas, pinturas y colorantes	36.850	0	0	0	0	36.850
402	10	00	00	Productos varios y útiles diversos	290.103	0	0	0	0	290.103
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.099	0	0	0	0	100.099
402	10	08	00	Materiales para equipos de computación	190.004	0	0	0	0	190.004
403	**00**	**00**	**00**	**Servicios no personales**	**350.575**	**0**	**0**	**0**	**0**	**350.575**
403	07	00	00	Servicios de información, impresión y relaciones públicas	110.400	0	0	0	0	110.400
403	07	04	00	Avisos	110.400	0	0	0	0	110.400
403	09	00	00	Viáticos y pasajes	143.011	0	0	0	0	143.011
403	09	01	00	Viáticos y pasajes dentro del país	143.011	0	0	0	0	143.011
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.597	0	0	0	0	3.597
403	10	07	00	Servicios de capacitación y adiestramiento	3.597	0	0	0	0	3.597
403	18	00	00	Impuestos indirectos	93.567	0	0	0	0	93.567
403	18	01	00	Impuesto al valor agregado	93.567	0	0	0	0	93.567
				Totales	**1.016.301**	**0**	**0**	**0**	**0**	**1.016.301**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129371 210073000 FORMACIÓN, CONTINUA, INTEGRAL Y PERMANENTE DE LOS TRABAJADORES Y TRABAJADORAS JUDICIALES Y EL INTERCAMBIO DE EXPERIENCIAS A NIVEL INTERNACIONAL A TRAVÉS DE LA ESCUELA NACIONAL DE LA MAGISTRATURA

OBJETIVO DEL PROYECTO: REDIMENSIONAR LAS INSTITUCIONES RESPONSABLES DE LA FORMACIÓN DE LOS SERVIDORES PÚBLICOS Y SERVIDORAS PÚBLICAS DEL PODER JUDICIAL, ORIENTADO A LA CONSECUCIÓN DE LOS FINES DEL ESTADO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 16.660 **FEMENINO:** 11.662 **MASCULINO:** 4.998

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210073005 ASIGNACIÓN Y ADMINISTRACIÓN DE LOS RECURSOS MATERIALES Y SUMINISTROS

UNIDAD DE MEDIDA: ADQUISICIÓN **META:** 76

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE LA MAGISTRATURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**31.981.397**	0	0	0	0	**31.981.397**
401	01	00	00	Sueldos, salarios y otras retribuciones	11.862.091	0	0	0	0	11.862.091
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	9.201.048	0	0	0	0	9.201.048
401	01	03	00	Suplencias a empleados	90.000	0	0	0	0	90.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	137.371	0	0	0	0	137.371
401	01	18	00	Remuneraciones al personal contratado	2.433.672	0	0	0	0	2.433.672
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.283.672	0	0	0	0	1.283.672
401	01	18	02	Remuneraciones por honorarios profesionales	1.150.000	0	0	0	0	1.150.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	329.054	0	0	0	0	329.054
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	319.012	0	0	0	0	319.012
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	10.042	0	0	0	0	10.042
401	03	00	00	Primas	2.694.768	0	0	0	0	2.694.768
401	03	01	00	Primas por mérito a empleados	385.474	0	0	0	0	385.474
401	03	08	00	Primas de profesionalización a empleados	747.190	0	0	0	0	747.190
401	03	09	00	Primas por antigüedad a empleados	1.481.266	0	0	0	0	1.481.266
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	40.000	0	0	0	0	40.000
401	03	16	00	Primas por mérito a obreros	17.053	0	0	0	0	17.053
401	03	17	00	Primas de transporte a obreros	234	0	0	0	0	234
401	03	19	00	Primas por hijos de obreros	9.000	0	0	0	0	9.000
401	03	21	00	Primas por antigüedad a obreros	11.551	0	0	0	0	11.551
401	03	39	00	Primas por hijos al personal contratado	3.000	0	0	0	0	3.000
401	04	00	00	Complementos de sueldos y salarios	524.442	0	0	0	0	524.442
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	57.766	0	0	0	0	57.766
401	04	05	00	Complemento a empleados por gastos de representación	50.000	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129371 210073000 FORMACIÓN, CONTINUA, INTEGRAL Y PERMANENTE DE LOS TRABAJADORES Y TRABAJADORAS JUDICIALES Y EL INTERCAMBIO DE EXPERIENCIAS A NIVEL INTERNACIONAL A TRAVÉS DE LA ESCUELA NACIONAL DE LA MAGISTRATURA

OBJETIVO DEL PROYECTO: REDIMENSIONAR LAS INSTITUCIONES RESPONSABLES DE LA FORMACIÓN DE LOS SERVIDORES PÚBLICOS Y SERVIDORAS PÚBLICAS DEL PODER JUDICIAL, ORIENTADO A LA CONSECUCIÓN DE LOS FINES DEL ESTADO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 16.660 **FEMENINO:** 11.662 **MASCULINO:** 4.998

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210073005 ASIGNACIÓN Y ADMINISTRACIÓN DE LOS RECURSOS MATERIALES Y SUMINISTROS

UNIDAD DE MEDIDA: ADQUISICIÓN **META:** 76

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE LA MAGISTRATURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	06	00	Complemento a empleados por comisión de servicios	150.000	0	0	0	0	150.000
401	04	10	00	Complemento a empleados por días feriados	78.043	0	0	0	0	78.043
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	2.052	0	0	0	0	2.052
401	04	20	00	Complemento a obreros por días feriados	1.902	0	0	0	0	1.902
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	15.971	0	0	0	0	15.971
401	04	28	00	Complemento al personal contratado por días feriados	49.242	0	0	0	0	49.242
401	04	96	00	Otros complementos a empleados	73.324	0	0	0	0	73.324
401	04	97	00	Otros complementos a obreros	1.766	0	0	0	0	1.766
401	04	98	00	Otros complementos al personal contratado	44.376	0	0	0	0	44.376
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	11.053.654	0	0	0	0	11.053.654
401	05	01	00	Aguinaldos a empleados	5.087.509	0	0	0	0	5.087.509
401	05	03	00	Bono vacacional a empleados	4.698.788	0	0	0	0	4.698.788
401	05	04	00	Aguinaldos a obreros	146.674	0	0	0	0	146.674
401	05	06	00	Bono vacacional a obreros	59.985	0	0	0	0	59.985
401	05	07	00	Aguinaldos al personal contratado	547.229	0	0	0	0	547.229
401	05	08	00	Bono vacacional al personal contratado	513.469	0	0	0	0	513.469
401	06	00	00	Aportes patronales y legales	1.452.385	0	0	0	0	1.452.385
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	835.430	0	0	0	0	835.430
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	185.821	0	0	0	0	185.821
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	240.770	0	0	0	0	240.770
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	12.363	0	0	0	0	12.363
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.747	0	0	0	0	2.747
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.999	0	0	0	0	2.999
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	119.255	0	0	0	0	119.255

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129371 210073000 FORMACIÓN, CONTINUA, INTEGRAL Y PERMANENTE DE LOS TRABAJADORES Y TRABAJADORAS JUDICIALES Y EL INTERCAMBIO DE EXPERIENCIAS A NIVEL INTERNACIONAL A TRAVÉS DE LA ESCUELA NACIONAL DE LA MAGISTRATURA

OBJETIVO DEL PROYECTO: REDIMENSIONAR LAS INSTITUCIONES RESPONSABLES DE LA FORMACIÓN DE LOS SERVIDORES PÚBLICOS Y SERVIDORAS PÚBLICAS DEL PODER JUDICIAL, ORIENTADO A LA CONSECUCIÓN DE LOS FINES DEL ESTADO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 16.660 **FEMENINO:** 11.662 **MASCULINO:** 4.998

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210073005 ASIGNACIÓN Y ADMINISTRACIÓN DE LOS RECURSOS MATERIALES Y SUMINISTROS

UNIDAD DE MEDIDA: ADQUISICIÓN **META:** 76

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE LA MAGISTRATURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	26.501	0	0	0	0	26.501
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	26.499	0	0	0	0	26.499
401	07	00	00	Asistencia socio-económica	4.065.003	0	0	0	0	4.065.003
401	07	02	00	Becas a empleados	368.100	0	0	0	0	368.100
401	07	03	00	Ayudas por matrimonio a empleados	1.070	0	0	0	0	1.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.070	0	0	0	0	1.070
401	07	05	00	Ayudas por defunción a empleados	2.475	0	0	0	0	2.475
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.203.882	0	0	0	0	1.203.882
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	463.050	0	0	0	0	463.050
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	648.336	0	0	0	0	648.336
401	07	18	00	Becas a obreros	154.800	0	0	0	0	154.800
401	07	19	00	Ayudas por matrimonio de obreros	1.070	0	0	0	0	1.070
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.070	0	0	0	0	1.070
401	07	21	00	Ayudas por defunción a obreros	2.475	0	0	0	0	2.475
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	16.484	0	0	0	0	16.484
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	145.800	0	0	0	0	145.800
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	194.501	0	0	0	0	194.501
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	810.420	0	0	0	0	810.420
401	07	96	00	Otras subvenciones a empleados	36.000	0	0	0	0	36.000
401	07	97	00	Otras subvenciones a obreros	14.400	0	0	0	0	14.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.466.404**	**0**	**0**	**0**	**0**	**4.466.404**
402	01	00	00	Productos alimenticios y agropecuarios	581.645	0	0	0	0	581.645
402	01	01	00	Alimentos y bebidas para personas	581.645	0	0	0	0	581.645
402	04	00	00	Productos de cuero y caucho	1.075.968	0	0	0	0	1.075.968

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129371 210073000 FORMACIÓN, CONTINUA, INTEGRAL Y PERMANENTE DE LOS TRABAJADORES Y TRABAJADORAS JUDICIALES Y EL INTERCAMBIO DE EXPERIENCIAS A NIVEL INTERNACIONAL A TRAVÉS DE LA ESCUELA NACIONAL DE LA MAGISTRATURA

OBJETIVO DEL PROYECTO: REDIMENSIONAR LAS INSTITUCIONES RESPONSABLES DE LA FORMACIÓN DE LOS SERVIDORES PÚBLICOS Y SERVIDORAS PÚBLICAS DEL PODER JUDICIAL, ORIENTADO A LA CONSECUCIÓN DE LOS FINES DEL ESTADO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 16.660 **FEMENINO:** 11.662 **MASCULINO:** 4.998

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210073005 ASIGNACIÓN Y ADMINISTRACIÓN DE LOS RECURSOS MATERIALES Y SUMINISTROS

UNIDAD DE MEDIDA: ADQUISICIÓN **META:** 76

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE LA MAGISTRATURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	04	03	00	Cauchos y tripas para vehículos	1.075.968	0	0	0	0	1.075.968
402	05	00	00	Productos de papel, cartón e impresos	203.705	0	0	0	0	203.705
402	05	01	00	Pulpa de madera, papel y cartón	77.931	0	0	0	0	77.931
402	05	02	00	Envases y cajas de papel y cartón	40.032	0	0	0	0	40.032
402	05	03	00	Productos de papel y cartón para oficina	65.568	0	0	0	0	65.568
402	05	04	00	Libros, revistas y periódicos	10.774	0	0	0	0	10.774
402	05	06	00	Productos de papel y cartón para computación	4.472	0	0	0	0	4.472
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.928	0	0	0	0	4.928
402	06	00	00	Productos químicos y derivados	872.056	0	0	0	0	872.056
402	06	03	00	Tintas, pinturas y colorantes	686.634	0	0	0	0	686.634
402	06	05	00	Productos de tocador	15.808	0	0	0	0	15.808
402	06	06	00	Combustibles y lubricantes	37.360	0	0	0	0	37.360
402	06	08	00	Productos plásticos	132.254	0	0	0	0	132.254
402	07	00	00	Productos minerales no metálicos	3.203	0	0	0	0	3.203
402	07	01	00	Productos de barro, loza y porcelana	3.203	0	0	0	0	3.203
402	08	00	00	Productos metálicos	223.579	0	0	0	0	223.579
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	7.521	0	0	0	0	7.521
402	08	04	00	Productos metálicos estructurales	5.760	0	0	0	0	5.760
402	08	09	00	Repuestos y accesorios para equipos de transporte	210.298	0	0	0	0	210.298
402	10	00	00	Productos varios y útiles diversos	1.491.063	0	0	0	0	1.491.063
402	10	02	00	Materiales y útiles de limpieza y aseo	26.880	0	0	0	0	26.880
402	10	03	00	Utensilios de cocina y comedor	21.760	0	0	0	0	21.760
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	33.886	0	0	0	0	33.886
402	10	06	00	Condecoraciones, ofrendas y similares	2.496	0	0	0	0	2.496
402	10	08	00	Materiales para equipos de computación	1.149.376	0	0	0	0	1.149.376

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129371 210073000 FORMACIÓN, CONTINUA, INTEGRAL Y PERMANENTE DE LOS TRABAJADORES Y TRABAJADORAS JUDICIALES Y EL INTERCAMBIO DE EXPERIENCIAS A NIVEL INTERNACIONAL A TRAVÉS DE LA ESCUELA NACIONAL DE LA MAGISTRATURA

OBJETIVO DEL PROYECTO: REDIMENSIONAR LAS INSTITUCIONES RESPONSABLES DE LA FORMACIÓN DE LOS SERVIDORES PÚBLICOS Y SERVIDORAS PÚBLICAS DEL PODER JUDICIAL, ORIENTADO A LA CONSECUCIÓN DE LOS FINES DEL ESTADO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 16.660 **FEMENINO:** 11.662 **MASCULINO:** 4.998

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210073005 ASIGNACIÓN Y ADMINISTRACIÓN DE LOS RECURSOS MATERIALES Y SUMINISTROS

UNIDAD DE MEDIDA: ADQUISICIÓN **META:** 76

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE LA MAGISTRATURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	11	00	Materiales eléctricos	209.560	0	0	0	0	209.560
402	10	12	00	Materiales para instalaciones sanitarias	28.519	0	0	0	0	28.519
402	10	99	00	Otros productos y útiles diversos	18.586	0	0	0	0	18.586
402	99	00	00	Otros materiales y suministros	15.185	0	0	0	0	15.185
402	99	01	00	Otros materiales y suministros	15.185	0	0	0	0	15.185
403	**00**	**00**	**00**	**Servicios no personales**	**3.951.188**	**0**	**0**	**0**	**0**	**3.951.188**
403	04	00	00	Servicios básicos	139.488	0	0	0	0	139.488
403	04	04	00	Teléfonos	115.200	0	0	0	0	115.200
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	115.200	0	0	0	0	115.200
403	04	05	00	Servicio de comunicaciones	24.288	0	0	0	0	24.288
403	06	00	00	Servicios de transporte y almacenaje	267.408	0	0	0	0	267.408
403	06	01	00	Fletes y embalajes	5.984	0	0	0	0	5.984
403	06	03	00	Estacionamiento	254.144	0	0	0	0	254.144
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	7.280	0	0	0	0	7.280
403	07	00	00	Servicios de información, impresión y relaciones públicas	200.896	0	0	0	0	200.896
403	07	03	00	Relaciones sociales	90.496	0	0	0	0	90.496
403	07	04	00	Avisos	110.400	0	0	0	0	110.400
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	8.448	0	0	0	0	8.448
403	08	02	00	Comisiones y gastos bancarios	8.448	0	0	0	0	8.448
403	09	00	00	Viáticos y pasajes	41.650	0	0	0	0	41.650
403	09	01	00	Viáticos y pasajes dentro del país	41.650	0	0	0	0	41.650
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	55.392	0	0	0	0	55.392
403	10	09	00	Servicios de lavandería y tintorería	32.928	0	0	0	0	32.928
403	10	99	00	Otros servicios profesionales y técnicos	22.464	0	0	0	0	22.464
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.223.056	0	0	0	0	2.223.056

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129371 210073000 FORMACIÓN, CONTINUA, INTEGRAL Y PERMANENTE DE LOS TRABAJADORES Y TRABAJADORAS JUDICIALES Y EL INTERCAMBIO DE EXPERIENCIAS A NIVEL INTERNACIONAL A TRAVÉS DE LA ESCUELA NACIONAL DE LA MAGISTRATURA

OBJETIVO DEL PROYECTO: REDIMENSIONAR LAS INSTITUCIONES RESPONSABLES DE LA FORMACIÓN DE LOS SERVIDORES PÚBLICOS Y SERVIDORAS PÚBLICAS DEL PODER JUDICIAL, ORIENTADO A LA CONSECUCIÓN DE LOS FINES DEL ESTADO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 16.660 **FEMENINO:** 11.662 **MASCULINO:** 4.998

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210073005 ASIGNACIÓN Y ADMINISTRACIÓN DE LOS RECURSOS MATERIALES Y SUMINISTROS

UNIDAD DE MEDIDA: ADQUISICIÓN **META:** 76

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE LA MAGISTRATURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.203.280	0	0	0	0	1.203.280
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	731.936	0	0	0	0	731.936
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	287.840	0	0	0	0	287.840
403	18	00	00	Impuestos indirectos	1.006.786	0	0	0	0	1.006.786
403	18	01	00	Impuesto al valor agregado	1.006.786	0	0	0	0	1.006.786
403	99	00	00	Otros servicios no personales	8.064	0	0	0	0	8.064
403	99	01	00	Otros servicios no personales	8.064	0	0	0	0	8.064
404	**00**	**00**	**00**	**Activos reales**	**1.020.729**	**0**	**0**	**0**	**0**	**1.020.729**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	161.982	0	0	0	0	161.982
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	91.520	0	0	0	0	91.520
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	18.322	0	0	0	0	18.322
404	03	05	00	Maquinaria y equipos industriales y de taller	6.950	0	0	0	0	6.950
404	03	06	00	Maquinaria y equipos de energía	45.190	0	0	0	0	45.190
404	04	00	00	Equipos de transporte, tracción y elevación	9.728	0	0	0	0	9.728
404	04	05	00	Vehículos de tracción no motorizados	9.728	0	0	0	0	9.728
404	05	00	00	Equipos de comunicaciones y de señalamiento	27.040	0	0	0	0	27.040
404	05	01	00	Equipos de telecomunicaciones	27.040	0	0	0	0	27.040
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	327.883	0	0	0	0	327.883
404	07	02	00	Equipos de enseñanza, deporte y recreación	327.883	0	0	0	0	327.883
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	494.096	0	0	0	0	494.096
404	09	01	00	Mobiliario y equipos de oficina	494.096	0	0	0	0	494.096
				Totales	**41.419.718**	**0**	**0**	**0**	**0**	**41.419.718**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129371 210073000 FORMACIÓN, CONTINUA, INTEGRAL Y PERMANENTE DE LOS TRABAJADORES Y TRABAJADORAS JUDICIALES Y EL INTERCAMBIO DE EXPERIENCIAS A NIVEL INTERNACIONAL A TRAVÉS DE LA ESCUELA NACIONAL DE LA MAGISTRATURA

OBJETIVO DEL PROYECTO: REDIMENSIONAR LAS INSTITUCIONES RESPONSABLES DE LA FORMACIÓN DE LOS SERVIDORES PÚBLICOS Y SERVIDORAS PÚBLICAS DEL PODER JUDICIAL, ORIENTADO A LA CONSECUCIÓN DE LOS FINES DEL ESTADO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 16.660 **FEMENINO:** 11.662 **MASCULINO:** 4.998

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210073006 CONTROL Y SUPERVISIÓN DE LOS PROGRAMAS ACADÉMICOS Y PROYECTOS

UNIDAD DE MEDIDA: CONTROL **META:** 1.348

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE LA MAGISTRATURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**241.428**	**0**	**0**	**0**	**0**	**241.428**
402	03	00	00	Textiles y vestuarios	1.024	0	0	0	0	1.024
402	03	02	00	Prendas de vestir	1.024	0	0	0	0	1.024
402	05	00	00	Productos de papel, cartón e impresos	58.430	0	0	0	0	58.430
402	05	03	00	Productos de papel y cartón para oficina	53.355	0	0	0	0	53.355
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.075	0	0	0	0	5.075
402	06	00	00	Productos químicos y derivados	139.628	0	0	0	0	139.628
402	06	03	00	Tintas, pinturas y colorantes	131.970	0	0	0	0	131.970
402	06	08	00	Productos plásticos	7.658	0	0	0	0	7.658
402	10	00	00	Productos varios y útiles diversos	42.346	0	0	0	0	42.346
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	16.653	0	0	0	0	16.653
402	10	08	00	Materiales para equipos de computación	25.693	0	0	0	0	25.693
403	**00**	**00**	**00**	**Servicios no personales**	**153.854**	**0**	**0**	**0**	**0**	**153.854**
403	07	00	00	Servicios de información, impresión y relaciones públicas	22.080	0	0	0	0	22.080
403	07	04	00	Avisos	22.080	0	0	0	0	22.080
403	09	00	00	Viáticos y pasajes	93.940	0	0	0	0	93.940
403	09	01	00	Viáticos y pasajes dentro del país	93.940	0	0	0	0	93.940
403	18	00	00	Impuestos indirectos	37.834	0	0	0	0	37.834
403	18	01	00	Impuesto al valor agregado	37.834	0	0	0	0	37.834
404	**00**	**00**	**00**	**Activos reales**	**51.776**	**0**	**0**	**0**	**0**	**51.776**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	51.776	0	0	0	0	51.776
404	09	01	00	Mobiliario y equipos de oficina	51.776	0	0	0	0	51.776
				Totales	**447.058**	**0**	**0**	**0**	**0**	**447.058**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129371 210073000 FORMACIÓN, CONTINUA, INTEGRAL Y PERMANENTE DE LOS TRABAJADORES Y TRABAJADORAS JUDICIALES Y EL INTERCAMBIO DE EXPERIENCIAS A NIVEL INTERNACIONAL A TRAVÉS DE LA ESCUELA NACIONAL DE LA MAGISTRATURA

OBJETIVO DEL PROYECTO: REDIMENSIONAR LAS INSTITUCIONES RESPONSABLES DE LA FORMACIÓN DE LOS SERVIDORES PÚBLICOS Y SERVIDORAS PÚBLICAS DEL PODER JUDICIAL, ORIENTADO A LA CONSECUCIÓN DE LOS FINES DEL ESTADO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 16.660 **FEMENINO:** 11.662 **MASCULINO:** 4.998

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210073007 ESTABLECIMIENTO DE ALIANZAS, CONVENIOS Y COOPERACIÓN QUE PERMITA FORTALECER LA IMAGEN Y PROYECCIÓN NACIONAL E INTERNACIONAL DE LA ESCUELA NACIONAL DE LA MAGISTRATURA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 87

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE LA MAGISTRATURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**1.538.851**	0	0	0	0	**1.538.851**
402	01	00	00	Productos alimenticios y agropecuarios	653.952	0	0	0	0	653.952
402	01	01	00	Alimentos y bebidas para personas	653.952	0	0	0	0	653.952
402	03	00	00	Textiles y vestuarios	301.528	0	0	0	0	301.528
402	03	01	00	Textiles	147.104	0	0	0	0	147.104
402	03	02	00	Prendas de vestir	154.424	0	0	0	0	154.424
402	04	00	00	Productos de cuero y caucho	4.058	0	0	0	0	4.058
402	04	02	00	Productos de cuero y sucedáneos del cuero	4.058	0	0	0	0	4.058
402	05	00	00	Productos de papel, cartón e impresos	193.942	0	0	0	0	193.942
402	05	01	00	Pulpa de madera, papel y cartón	14.745	0	0	0	0	14.745
402	05	03	00	Productos de papel y cartón para oficina	172.592	0	0	0	0	172.592
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.605	0	0	0	0	6.605
402	06	00	00	Productos químicos y derivados	197.152	0	0	0	0	197.152
402	06	03	00	Tintas, pinturas y colorantes	184.640	0	0	0	0	184.640
402	06	08	00	Productos plásticos	12.512	0	0	0	0	12.512
402	08	00	00	Productos metálicos	5.595	0	0	0	0	5.595
402	08	07	00	Material de señalamiento	2.184	0	0	0	0	2.184
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.411	0	0	0	0	3.411
402	10	00	00	Productos varios y útiles diversos	182.624	0	0	0	0	182.624
402	10	03	00	Utensilios de cocina y comedor	27.040	0	0	0	0	27.040
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	29.134	0	0	0	0	29.134
402	10	06	00	Condecoraciones, ofrendas y similares	27.776	0	0	0	0	27.776
402	10	08	00	Materiales para equipos de computación	96.178	0	0	0	0	96.178
402	10	11	00	Materiales eléctricos	2.496	0	0	0	0	2.496
403	00	00	00	**Servicios no personales**	**1.075.838**	0	0	0	0	**1.075.838**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129371 210073000 FORMACIÓN, CONTINUA, INTEGRAL Y PERMANENTE DE LOS TRABAJADORES Y TRABAJADORAS JUDICIALES Y EL INTERCAMBIO DE EXPERIENCIAS A NIVEL INTERNACIONAL A TRAVÉS DE LA ESCUELA NACIONAL DE LA MAGISTRATURA

OBJETIVO DEL PROYECTO: REDIMENSIONAR LAS INSTITUCIONES RESPONSABLES DE LA FORMACIÓN DE LOS SERVIDORES PÚBLICOS Y SERVIDORAS PÚBLICAS DEL PODER JUDICIAL, ORIENTADO A LA CONSECUCIÓN DE LOS FINES DEL ESTADO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 16.660 **FEMENINO:** 11.662 **MASCULINO:** 4.998

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210073007 ESTABLECIMIENTO DE ALIANZAS, CONVENIOS Y COOPERACIÓN QUE PERMITA FORTALECER LA IMAGEN Y PROYECCIÓN NACIONAL E INTERNACIONAL DE LA ESCUELA NACIONAL DE LA MAGISTRATURA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 87

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE LA MAGISTRATURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	470.232	0	0	0	0	470.232
403	07	02	00	Imprenta y reproducción	238.336	0	0	0	0	238.336
403	07	04	00	Avisos	231.896	0	0	0	0	231.896
403	09	00	00	Viáticos y pasajes	336.150	0	0	0	0	336.150
403	09	01	00	Viáticos y pasajes dentro del país	336.150	0	0	0	0	336.150
403	18	00	00	Impuestos indirectos	269.456	0	0	0	0	269.456
403	18	01	00	Impuesto al valor agregado	269.456	0	0	0	0	269.456
404	**00**	**00**	**00**	**Activos reales**	**236.384**	**0**	**0**	**0**	**0**	**236.384**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.576	0	0	0	0	4.576
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	4.576	0	0	0	0	4.576
404	05	00	00	Equipos de comunicaciones y de señalamiento	101.954	0	0	0	0	101.954
404	05	01	00	Equipos de telecomunicaciones	101.954	0	0	0	0	101.954
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	17.918	0	0	0	0	17.918
404	07	06	00	Instrumentos musicales y equipos de audio	17.918	0	0	0	0	17.918
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	111.936	0	0	0	0	111.936
404	09	02	00	Equipos de computación	111.936	0	0	0	0	111.936
				Totales	**2.851.073**	**0**	**0**	**0**	**0**	**2.851.073**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129371 210073000 FORMACIÓN, CONTINUA, INTEGRAL Y PERMANENTE DE LOS TRABAJADORES Y TRABAJADORAS JUDICIALES Y EL INTERCAMBIO DE EXPERIENCIAS A NIVEL INTERNACIONAL A TRAVÉS DE LA ESCUELA NACIONAL DE LA MAGISTRATURA

OBJETIVO DEL PROYECTO: REDIMENSIONAR LAS INSTITUCIONES RESPONSABLES DE LA FORMACIÓN DE LOS SERVIDORES PÚBLICOS Y SERVIDORAS PÚBLICAS DEL PODER JUDICIAL, ORIENTADO A LA CONSECUCIÓN DE LOS FINES DEL ESTADO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 16.660 **FEMENINO:** 11.662 **MASCULINO:** 4.998

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210073008 PROMOCIÓN Y MANTENIMIENTO DEL BIENESTAR FÍSICO, MENTAL, LABORAL Y SOCIAL DE LOS SERVIDORES Y SERVIDORAS PÚBLICAS DE LA ESCUELA NACIONAL DE LA MAGISTRATURA

UNIDAD DE MEDIDA: APOYO **META:** 171

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE LA MAGISTRATURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**506.607**	**0**	**0**	**0**	**0**	**506.607**
402	01	00	00	Productos alimenticios y agropecuarios	22.464	0	0	0	0	22.464
402	01	01	00	Alimentos y bebidas para personas	22.464	0	0	0	0	22.464
402	03	00	00	Textiles y vestuarios	378.062	0	0	0	0	378.062
402	03	02	00	Prendas de vestir	378.062	0	0	0	0	378.062
402	04	00	00	Productos de cuero y caucho	20.288	0	0	0	0	20.288
402	04	02	00	Productos de cuero y sucedáneos del cuero	20.288	0	0	0	0	20.288
402	10	00	00	Productos varios y útiles diversos	85.793	0	0	0	0	85.793
402	10	07	00	Productos de seguridad en el trabajo	85.793	0	0	0	0	85.793
403	**00**	**00**	**00**	**Servicios no personales**	**118.101**	**0**	**0**	**0**	**0**	**118.101**
403	16	00	00	Servicios de diversión, esparcimiento y culturales	51.168	0	0	0	0	51.168
403	16	01	00	Servicios de diversión, esparcimiento y culturales	51.168	0	0	0	0	51.168
403	18	00	00	Impuestos indirectos	66.933	0	0	0	0	66.933
403	18	01	00	Impuesto al valor agregado	66.933	0	0	0	0	66.933
				Totales	**624.708**	**0**	**0**	**0**	**0**	**624.708**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129371 210073000 FORMACIÓN, CONTINUA, INTEGRAL Y PERMANENTE DE LOS TRABAJADORES Y TRABAJADORAS JUDICIALES Y EL INTERCAMBIO DE EXPERIENCIAS A NIVEL INTERNACIONAL A TRAVÉS DE LA ESCUELA NACIONAL DE LA MAGISTRATURA

OBJETIVO DEL PROYECTO: REDIMENSIONAR LAS INSTITUCIONES RESPONSABLES DE LA FORMACIÓN DE LOS SERVIDORES PÚBLICOS Y SERVIDORAS PÚBLICAS DEL PODER JUDICIAL, ORIENTADO A LA CONSECUCIÓN DE LOS FINES DEL ESTADO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 16.660 **FEMENINO:** 11.662 **MASCULINO:** 4.998

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210073009 DOTACIÓN Y ACTUALIZACIÓN DEL PARTE TECNOLÓGICO PARA BRINDAR SOPORTE A LAS ACTIVIDADES ACADÉMICAS Y DE PROMOCIÓN SOCIAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 43

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE LA MAGISTRATURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**3.360**	**0**	**0**	**0**	**0**	**3.360**
402	05	00	00	Productos de papel, cartón e impresos	3.360	0	0	0	0	3.360
402	05	04	00	Libros, revistas y periódicos	3.360	0	0	0	0	3.360
403	00	00	00	**Servicios no personales**	**572.865**	**0**	**0**	**0**	**0**	**572.865**
403	07	00	00	Servicios de información, impresión y relaciones públicas	299.536	0	0	0	0	299.536
403	07	02	00	Imprenta y reproducción	299.536	0	0	0	0	299.536
403	18	00	00	Impuestos indirectos	273.329	0	0	0	0	273.329
403	18	01	00	Impuesto al valor agregado	273.329	0	0	0	0	273.329
404	00	00	00	**Activos reales**	**1.974.847**	**0**	**0**	**0**	**0**	**1.974.847**
404	05	00	00	Equipos de comunicaciones y de señalamiento	246.100	0	0	0	0	246.100
404	05	01	00	Equipos de telecomunicaciones	246.100	0	0	0	0	246.100
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	272.035	0	0	0	0	272.035
404	07	02	00	Equipos de enseñanza, deporte y recreación	32.989	0	0	0	0	32.989
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	237.504	0	0	0	0	237.504
404	07	06	00	Instrumentos musicales y equipos de audio	1.542	0	0	0	0	1.542
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.359.824	0	0	0	0	1.359.824
404	09	02	00	Equipos de computación	1.359.824	0	0	0	0	1.359.824
404	12	00	00	Activos intangibles	96.888	0	0	0	0	96.888
404	12	04	00	Paquetes y programas de computación	96.888	0	0	0	0	96.888
				Totales	**2.551.072**	**0**	**0**	**0**	**0**	**2.551.072**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129371 210073000 FORMACIÓN, CONTINUA, INTEGRAL Y PERMANENTE DE LOS TRABAJADORES Y TRABAJADORAS JUDICIALES Y EL INTERCAMBIO DE EXPERIENCIAS A NIVEL INTERNACIONAL A TRAVÉS DE LA ESCUELA NACIONAL DE LA MAGISTRATURA

OBJETIVO DEL PROYECTO: REDIMENSIONAR LAS INSTITUCIONES RESPONSABLES DE LA FORMACIÓN DE LOS SERVIDORES PÚBLICOS Y SERVIDORAS PÚBLICAS DEL PODER JUDICIAL, ORIENTADO A LA CONSECUCIÓN DE LOS FINES DEL ESTADO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 16.660 **FEMENINO:** 11.662 **MASCULINO:** 4.998

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210073010 PROFESIONALIZACIÓN Y ACTUALIZACIÓN PERMANENTE, DE LOS ESTADOS MIEMBROS DE LA CUMBRE JUDICIAL IBEROAMERICANA, A TRAVÉS DE PROCESOS DE DOCENCIA, INVESTIGACIÓN Y EXTENSIÓN

UNIDAD DE MEDIDA: APOYO **META:** 4

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE LA MAGISTRATURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**56.632**	**0**	**0**	**0**	**0**	**56.632**
402	03	00	00	Textiles y vestuarios	9.984	0	0	0	0	9.984
402	03	02	00	Prendas de vestir	9.984	0	0	0	0	9.984
402	05	00	00	Productos de papel, cartón e impresos	25.440	0	0	0	0	25.440
402	05	03	00	Productos de papel y cartón para oficina	25.440	0	0	0	0	25.440
402	10	00	00	Productos varios y útiles diversos	21.208	0	0	0	0	21.208
402	10	03	00	Utensilios de cocina y comedor	2.496	0	0	0	0	2.496
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	18.712	0	0	0	0	18.712
403	00	00	00	**Servicios no personales**	**501.572**	**0**	**0**	**0**	**0**	**501.572**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.304	0	0	0	0	2.304
403	07	02	00	Imprenta y reproducción	2.304	0	0	0	0	2.304
403	09	00	00	Viáticos y pasajes	485.952	0	0	0	0	485.952
403	09	02	00	Viáticos y pasajes fuera del país	485.952	0	0	0	0	485.952
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.798	0	0	0	0	1.798
403	10	07	00	Servicios de capacitación y adiestramiento	1.798	0	0	0	0	1.798
403	18	00	00	Impuestos indirectos	7.742	0	0	0	0	7.742
403	18	01	00	Impuesto al valor agregado	7.742	0	0	0	0	7.742
403	99	00	00	Otros servicios no personales	3.776	0	0	0	0	3.776
403	99	01	00	Otros servicios no personales	3.776	0	0	0	0	3.776
				Totales	**558.204**	**0**	**0**	**0**	**0**	**558.204**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129278 210074000 OPTIMIZACIÓN DEL FUNCIONAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA PARA GARANTIZAR LA EFICACIA Y EFICIENCIA DE LA FUNCIÓN JUDICIAL.

OBJETIVO DEL PROYECTO: DIRECCIONAR LA GESTIÓN JUDICIAL AL NUEVO MODELO DE ADMINISTRACIÓN DE JUSTICIA CAPAZ DE ELEVAR LOS NIVELES DE EFICACIA Y EFICIENCIA EN EL DESEMPEÑO DE LA FUNCIÓN JUDICIAL A TRAVÉS DE LA MOTIVACIÓN, SENSIBILIZACIÓN SOCIAL, FORMACIÓN DEL TALENTO HUMANO, FORTALECIMIENTO DE LA IMAGEN INSTITUCIONAL Y CULTURA ORGANIZACIONAL.

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.550

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**3.292.097.126**	0	0	0	0	**3.292.097.126**
401	01	00	00	Sueldos, salarios y otras retribuciones	591.922.373	0	0	0	0	591.922.373
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	511.153.080	0	0	0	0	511.153.080
401	01	03	00	Suplencias a empleados	1.624.140	0	0	0	0	1.624.140
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	36.155.209	0	0	0	0	36.155.209
401	01	13	00	Suplencias a obreros	335.916	0	0	0	0	335.916
401	01	18	00	Remuneraciones al personal contratado	8.454.928	0	0	0	0	8.454.928
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	5.866.528	0	0	0	0	5.866.528
401	01	18	02	Remuneraciones por honorarios profesionales	2.588.400	0	0	0	0	2.588.400
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	34.199.100	0	0	0	0	34.199.100
401	03	00	00	Primas	139.903.816	0	0	0	0	139.903.816
401	03	01	00	Primas por mérito a empleados	21.210.000	0	0	0	0	21.210.000
401	03	02	00	Primas de transporte a empleados	518.389	0	0	0	0	518.389
401	03	08	00	Primas de profesionalización a empleados	33.894.580	0	0	0	0	33.894.580
401	03	09	00	Primas por antigüedad a empleados	76.921.634	0	0	0	0	76.921.634
401	03	16	00	Primas por mérito a obreros	2.159.585	0	0	0	0	2.159.585
401	03	21	00	Primas por antigüedad a obreros	4.183.427	0	0	0	0	4.183.427
401	03	22	00	Primas de profesionalización a obreros	320.204	0	0	0	0	320.204
401	03	40	00	Primas de profesionalización al personal contratado	407.509	0	0	0	0	407.509
401	03	96	00	Otras primas al personal contratado	288.488	0	0	0	0	288.488
401	04	00	00	Complementos de sueldos y salarios	212.141.880	0	0	0	0	212.141.880
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	1.504.008	0	0	0	0	1.504.008
401	04	03	00	Complemento a empleados por gastos de alimentación	1.356.480	0	0	0	0	1.356.480
401	04	06	00	Complemento a empleados por comisión de servicios	756.000	0	0	0	0	756.000
401	04	08	00	Bono compensatorio de alimentación a empleados	138.996.000	0	0	0	0	138.996.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	939.600	0	0	0	0	939.600
401	04	16	00	Complemento a obreros por gastos de alimentación	43.200	0	0	0	0	43.200
401	04	18	00	Bono compensatorio de alimentación a obreros	24.710.400	0	0	0	0	24.710.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	6.692.400	0	0	0	0	6.692.400

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129278 210074000 OPTIMIZACIÓN DEL FUNCIONAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA PARA GARANTIZAR LA EFICACIA Y EFICIENCIA DE LA FUNCIÓN JUDICIAL.

OBJETIVO DEL PROYECTO: DIRECCIONAR LA GESTIÓN JUDICIAL AL NUEVO MODELO DE ADMINISTRACIÓN DE JUSTICIA CAPAZ DE ELEVAR LOS NIVELES DE EFICACIA Y EFICIENCIA EN EL DESEMPEÑO DE LA FUNCIÓN JUDICIAL A TRAVÉS DE LA MOTIVACIÓN, SENSIBILIZACIÓN SOCIAL, FORMACIÓN DEL TALENTO HUMANO, FORTALECIMIENTO DE LA IMAGEN INSTITUCIONAL Y CULTURA ORGANIZACIONAL.

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.550

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	8.640.000	0	0	0	0	8.640.000
401	04	96	00	Otros complementos a empleados	17.224.236	0	0	0	0	17.224.236
401	04	97	00	Otros complementos a obreros	10.979.556	0	0	0	0	10.979.556
401	04	98	00	Otros complementos al personal contratado	300.000	0	0	0	0	300.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	548.517.358	0	0	0	0	548.517.358
401	05	01	00	Aguinaldos a empleados	285.435.983	0	0	0	0	285.435.983
401	05	03	00	Bono vacacional a empleados	196.290.674	0	0	0	0	196.290.674
401	05	04	00	Aguinaldos a obreros	25.058.758	0	0	0	0	25.058.758
401	05	06	00	Bono vacacional a obreros	20.060.075	0	0	0	0	20.060.075
401	05	07	00	Aguinaldos al personal contratado	3.870.355	0	0	0	0	3.870.355
401	05	08	00	Bono vacacional al personal contratado	5.451.837	0	0	0	0	5.451.837
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	8.549.776	0	0	0	0	8.549.776
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	3.799.900	0	0	0	0	3.799.900
401	06	00	00	Aportes patronales y legales	68.363.847	0	0	0	0	68.363.847
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	32.993.570	0	0	0	0	32.993.570
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.331.905	0	0	0	0	7.331.905
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	18.703.227	0	0	0	0	18.703.227
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	3.615.522	0	0	0	0	3.615.522
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	723.105	0	0	0	0	723.105
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.603.835	0	0	0	0	1.603.835
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	527.990	0	0	0	0	527.990
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	248.926	0	0	0	0	248.926
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	117.331	0	0	0	0	117.331
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	1.282.467	0	0	0	0	1.282.467
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	930.976	0	0	0	0	930.976
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	284.993	0	0	0	0	284.993
401	07	00	00	Asistencia socio-económica	952.221.126	0	0	0	0	952.221.126

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129278 210074000 OPTIMIZACIÓN DEL FUNCIONAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA PARA GARANTIZAR LA EFICACIA Y EFICIENCIA DE LA FUNCIÓN JUDICIAL.

OBJETIVO DEL PROYECTO: DIRECCIONAR LA GESTIÓN JUDICIAL AL NUEVO MODELO DE ADMINISTRACIÓN DE JUSTICIA CAPAZ DE ELEVAR LOS NIVELES DE EFICACIA Y EFICIENCIA EN EL DESEMPEÑO DE LA FUNCIÓN JUDICIAL A TRAVÉS DE LA MOTIVACIÓN, SENSIBILIZACIÓN SOCIAL, FORMACIÓN DEL TALENTO HUMANO, FORTALECIMIENTO DE LA IMAGEN INSTITUCIONAL Y CULTURA ORGANIZACIONAL.

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.550

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	03	00	Ayudas por matrimonio a empleados	31.000	0	0	0	0	31.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	46.500	0	0	0	0	46.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	295.150.830	0	0	0	0	295.150.830
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	395.003.536	0	0	0	0	395.003.536
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	22.000.016	0	0	0	0	22.000.016
401	07	10	00	Dotación de uniformes a empleados	65.120.000	0	0	0	0	65.120.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.964.104	0	0	0	0	3.964.104
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	7.680.000	0	0	0	0	7.680.000
401	07	19	00	Ayudas por matrimonio de obreros	18.600	0	0	0	0	18.600
401	07	20	00	Ayudas por nacimiento de hijos de obreros	18.600	0	0	0	0	18.600
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	24.981.216	0	0	0	0	24.981.216
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	90.361.302	0	0	0	0	90.361.302
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	4.740.000	0	0	0	0	4.740.000
401	07	26	00	Dotación de uniformes a obreros	16.344.000	0	0	0	0	16.344.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	760.044	0	0	0	0	760.044
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.600.000	0	0	0	0	1.600.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	20.519.655	0	0	0	0	20.519.655
401	07	76	00	Ayudas por matrimonio al personal contratado	18.600	0	0	0	0	18.600
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	18.600	0	0	0	0	18.600
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	2.877.119	0	0	0	0	2.877.119
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	439.404	0	0	0	0	439.404
401	07	96	00	Otras subvenciones a empleados	528.000	0	0	0	0	528.000
401	08	00	00	Prestaciones sociales e indemnizaciones	779.026.726	0	0	0	0	779.026.726
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	719.789.252	0	0	0	0	719.789.252
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	48.395.508	0	0	0	0	48.395.508
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.612.728	0	0	0	0	3.612.728
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	7.229.238	0	0	0	0	7.229.238
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**427.167.784**	**0**	**0**	**0**	**0**	**427.167.784**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129278 210074000 OPTIMIZACIÓN DEL FUNCIONAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA PARA GARANTIZAR LA EFICACIA Y EFICIENCIA DE LA FUNCIÓN JUDICIAL.

OBJETIVO DEL PROYECTO: DIRECCIONAR LA GESTIÓN JUDICIAL AL NUEVO MODELO DE ADMINISTRACIÓN DE JUSTICIA CAPAZ DE ELEVAR LOS NIVELES DE EFICACIA Y EFICIENCIA EN EL DESEMPEÑO DE LA FUNCIÓN JUDICIAL A TRAVÉS DE LA MOTIVACIÓN, SENSIBILIZACIÓN SOCIAL, FORMACIÓN DEL TALENTO HUMANO, FORTALECIMIENTO DE LA IMAGEN INSTITUCIONAL Y CULTURA ORGANIZACIONAL.

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.550

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	211.818.566	0	0	0	0	211.818.566
402	01	01	00	Alimentos y bebidas para personas	211.018.566	0	0	0	0	211.018.566
402	01	03	00	Productos agrícolas y pecuarios	800.000	0	0	0	0	800.000
402	03	00	00	Textiles y vestuarios	26.820.400	0	0	0	0	26.820.400
402	03	01	00	Textiles	4.143.200	0	0	0	0	4.143.200
402	03	02	00	Prendas de vestir	22.643.200	0	0	0	0	22.643.200
402	03	99	00	Otros productos textiles y vestuarios	34.000	0	0	0	0	34.000
402	05	00	00	Productos de papel, cartón e impresos	53.183.105	0	0	0	0	53.183.105
402	05	01	00	Pulpa de madera, papel y cartón	26.899.235	0	0	0	0	26.899.235
402	05	02	00	Envases y cajas de papel y cartón	1.008.000	0	0	0	0	1.008.000
402	05	03	00	Productos de papel y cartón para oficina	16.463.620	0	0	0	0	16.463.620
402	05	04	00	Libros, revistas y periódicos	3.773.000	0	0	0	0	3.773.000
402	05	06	00	Productos de papel y cartón para computación	480.000	0	0	0	0	480.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.559.250	0	0	0	0	4.559.250
402	06	00	00	Productos químicos y derivados	17.921.707	0	0	0	0	17.921.707
402	06	02	00	Abonos, plaguicidas y otros	162.500	0	0	0	0	162.500
402	06	03	00	Tintas, pinturas y colorantes	3.200.000	0	0	0	0	3.200.000
402	06	04	00	Productos farmacéuticos y medicamentos	1.514.457	0	0	0	0	1.514.457
402	06	05	00	Productos de tocador	126.000	0	0	0	0	126.000
402	06	06	00	Combustibles y lubricantes	37.200	0	0	0	0	37.200
402	06	08	00	Productos plásticos	12.881.550	0	0	0	0	12.881.550
402	08	00	00	Productos metálicos	3.371.500	0	0	0	0	3.371.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.280.860	0	0	0	0	1.280.860
402	08	07	00	Material de señalamiento	612.000	0	0	0	0	612.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	300.000	0	0	0	0	300.000
402	08	10	00	Repuestos y accesorios para otros equipos	1.178.640	0	0	0	0	1.178.640
402	10	00	00	Productos varios y útiles diversos	114.052.506	0	0	0	0	114.052.506
402	10	01	00	Artículos de deporte, recreación y juguetes	3.290.500	0	0	0	0	3.290.500
402	10	02	00	Materiales y útiles de limpieza y aseo	4.592.300	0	0	0	0	4.592.300

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129278 210074000 OPTIMIZACIÓN DEL FUNCIONAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA PARA GARANTIZAR LA EFICACIA Y EFICIENCIA DE LA FUNCIÓN JUDICIAL.

OBJETIVO DEL PROYECTO: DIRECCIONAR LA GESTIÓN JUDICIAL AL NUEVO MODELO DE ADMINISTRACIÓN DE JUSTICIA CAPAZ DE ELEVAR LOS NIVELES DE EFICACIA Y EFICIENCIA EN EL DESEMPEÑO DE LA FUNCIÓN JUDICIAL A TRAVÉS DE LA MOTIVACIÓN, SENSIBILIZACIÓN SOCIAL, FORMACIÓN DEL TALENTO HUMANO, FORTALECIMIENTO DE LA IMAGEN INSTITUCIONAL Y CULTURA ORGANIZACIONAL.

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.550

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	03	00	Utensilios de cocina y comedor	4.091.410	0	0	0	0	4.091.410
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.290.056	0	0	0	0	1.290.056
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.733.220	0	0	0	0	5.733.220
402	10	06	00	Condecoraciones, ofrendas y similares	10.272.780	0	0	0	0	10.272.780
402	10	07	00	Productos de seguridad en el trabajo	1.928.150	0	0	0	0	1.928.150
402	10	08	00	Materiales para equipos de computación	58.300.190	0	0	0	0	58.300.190
402	10	11	00	Materiales eléctricos	7.136.000	0	0	0	0	7.136.000
402	10	12	00	Materiales para instalaciones sanitarias	523.100	0	0	0	0	523.100
402	10	13	00	Materiales fotográficos	1.500.000	0	0	0	0	1.500.000
402	10	99	00	Otros productos y útiles diversos	15.394.800	0	0	0	0	15.394.800
403	**00**	**00**	**00**	**Servicios no personales**	**566.320.334**	**0**	**0**	**0**	**0**	**566.320.334**
403	02	00	00	Alquileres de maquinaria y equipos	500.000	0	0	0	0	500.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	500.000	0	0	0	0	500.000
403	04	00	00	Servicios básicos	4.920	0	0	0	0	4.920
403	04	05	00	Servicio de comunicaciones	4.920	0	0	0	0	4.920
403	06	00	00	Servicios de transporte y almacenaje	106.000	0	0	0	0	106.000
403	06	01	00	Fletes y embalajes	24.000	0	0	0	0	24.000
403	06	03	00	Estacionamiento	24.000	0	0	0	0	24.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	58.000	0	0	0	0	58.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	144.371.835	0	0	0	0	144.371.835
403	07	01	00	Publicidad y propaganda	88.075.428	0	0	0	0	88.075.428
403	07	02	00	Imprenta y reproducción	19.967.415	0	0	0	0	19.967.415
403	07	03	00	Relaciones sociales	34.716.992	0	0	0	0	34.716.992
403	07	04	00	Avisos	1.612.000	0	0	0	0	1.612.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	549.000	0	0	0	0	549.000
403	08	01	00	Primas y gastos de seguros	498.000	0	0	0	0	498.000
403	08	02	00	Comisiones y gastos bancarios	51.000	0	0	0	0	51.000
403	09	00	00	Viáticos y pasajes	24.840.550	0	0	0	0	24.840.550
403	09	01	00	Viáticos y pasajes dentro del país	13.429.150	0	0	0	0	13.429.150

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129278 210074000 OPTIMIZACIÓN DEL FUNCIONAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA PARA GARANTIZAR LA EFICACIA Y EFICIENCIA DE LA FUNCIÓN JUDICIAL.

OBJETIVO DEL PROYECTO: DIRECCIONAR LA GESTIÓN JUDICIAL AL NUEVO MODELO DE ADMINISTRACIÓN DE JUSTICIA CAPAZ DE ELEVAR LOS NIVELES DE EFICACIA Y EFICIENCIA EN EL DESEMPEÑO DE LA FUNCIÓN JUDICIAL A TRAVÉS DE LA MOTIVACIÓN, SENSIBILIZACIÓN SOCIAL, FORMACIÓN DEL TALENTO HUMANO, FORTALECIMIENTO DE LA IMAGEN INSTITUCIONAL Y CULTURA ORGANIZACIONAL.

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.550

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	11.411.400	0	0	0	0	11.411.400
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	247.594.630	0	0	0	0	247.594.630
403	10	07	00	Servicios de capacitación y adiestramiento	2.246.000	0	0	0	0	2.246.000
403	10	09	00	Servicios de lavandería y tintorería	348.000	0	0	0	0	348.000
403	10	11	00	Servicios para la elaboración y suministro de comida	244.160.630	0	0	0	0	244.160.630
403	10	99	00	Otros servicios profesionales y técnicos	840.000	0	0	0	0	840.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.082.400	0	0	0	0	1.082.400
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	60.000	0	0	0	0	60.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	256.000	0	0	0	0	256.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	14.400	0	0	0	0	14.400
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	752.000	0	0	0	0	752.000
403	15	00	00	Servicios fiscales	300.000	0	0	0	0	300.000
403	15	02	00	Tasas y otros derechos obligatorios	300.000	0	0	0	0	300.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	39.672.430	0	0	0	0	39.672.430
403	16	01	00	Servicios de diversión, esparcimiento y culturales	39.672.430	0	0	0	0	39.672.430
403	18	00	00	Impuestos indirectos	104.257.542	0	0	0	0	104.257.542
403	18	01	00	Impuesto al valor agregado	104.257.542	0	0	0	0	104.257.542
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	3.023.027	0	0	0	0	3.023.027
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	3.023.027	0	0	0	0	3.023.027
403	99	00	00	Otros servicios no personales	18.000	0	0	0	0	18.000
403	99	01	00	Otros servicios no personales	18.000	0	0	0	0	18.000
404	**00**	**00**	**00**	**Activos reales**	**130.205.014**	**0**	**0**	**0**	**0**	**130.205.014**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	81.803.869	0	0	0	0	81.803.869
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	81.803.869	0	0	0	0	81.803.869
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	81.803.869	0	0	0	0	81.803.869
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	61.200	0	0	0	0	61.200
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	17.200	0	0	0	0	17.200
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	44.000	0	0	0	0	44.000

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129278 210074000 OPTIMIZACIÓN DEL FUNCIONAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA PARA GARANTIZAR LA EFICACIA Y EFICIENCIA DE LA FUNCIÓN JUDICIAL.

OBJETIVO DEL PROYECTO: DIRECCIONAR LA GESTIÓN JUDICIAL AL NUEVO MODELO DE ADMINISTRACIÓN DE JUSTICIA CAPAZ DE ELEVAR LOS NIVELES DE EFICACIA Y EFICIENCIA EN EL DESEMPEÑO DE LA FUNCIÓN JUDICIAL A TRAVÉS DE LA MOTIVACIÓN, SENSIBILIZACIÓN SOCIAL, FORMACIÓN DEL TALENTO HUMANO, FORTALECIMIENTO DE LA IMAGEN INSTITUCIONAL Y CULTURA ORGANIZACIONAL.

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.550

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	04	00	00	Equipos de transporte, tracción y elevación	33.807.000	0	0	0	0	33.807.000
404	04	01	00	Vehículos automotores terrestres	33.807.000	0	0	0	0	33.807.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	26.000	0	0	0	0	26.000
404	05	01	00	Equipos de telecomunicaciones	26.000	0	0	0	0	26.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.662.620	0	0	0	0	2.662.620
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.586.120	0	0	0	0	2.586.120
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	76.500	0	0	0	0	76.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.579.890	0	0	0	0	1.579.890
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.003.890	0	0	0	0	1.003.890
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	576.000	0	0	0	0	576.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.264.435	0	0	0	0	10.264.435
404	09	01	00	Mobiliario y equipos de oficina	48.000	0	0	0	0	48.000
404	09	02	00	Equipos de computación	48.000	0	0	0	0	48.000
404	09	03	00	Mobiliario y equipos de alojamiento	8.532.435	0	0	0	0	8.532.435
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.636.000	0	0	0	0	1.636.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**496.268.230**	**0**	**0**	**0**	**0**	**496.268.230**
407	01	00	00	Transferencias y donaciones corrientes internas	496.268.230	0	0	0	0	496.268.230
407	01	01	00	Transferencias corrientes internas al sector privado	365.653.332	0	0	0	0	365.653.332
407	01	01	01	Pensiones del personal empleado, obrero y militar	5.174.039	0	0	0	0	5.174.039
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	124.639.326	0	0	0	0	124.639.326
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.587.019	0	0	0	0	2.587.019
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	776.110	0	0	0	0	776.110
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	8.114.245	0	0	0	0	8.114.245
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.215.000	0	0	0	0	1.215.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	62.319.663	0	0	0	0	62.319.663
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	81.042.570	0	0	0	0	81.042.570
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	79.785.360	0	0	0	0	79.785.360
407	01	02	00	Donaciones corrientes internas al sector privado	21.523.348	0	0	0	0	21.523.348
407	01	02	01	Donaciones corrientes a personas	21.523.348	0	0	0	0	21.523.348

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129278 210074000 OPTIMIZACIÓN DEL FUNCIONAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA PARA GARANTIZAR LA EFICACIA Y EFICIENCIA DE LA FUNCIÓN JUDICIAL.

OBJETIVO DEL PROYECTO: DIRECCIONAR LA GESTIÓN JUDICIAL AL NUEVO MODELO DE ADMINISTRACIÓN DE JUSTICIA CAPAZ DE ELEVAR LOS NIVELES DE EFICACIA Y EFICIENCIA EN EL DESEMPEÑO DE LA FUNCIÓN JUDICIAL A TRAVÉS DE LA MOTIVACIÓN, SENSIBILIZACIÓN SOCIAL, FORMACIÓN DEL TALENTO HUMANO, FORTALECIMIENTO DE LA IMAGEN INSTITUCIONAL Y CULTURA ORGANIZACIONAL.

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.550

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	12.204.581	0	0	0	0	12.204.581
407	01	05	01	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular	8.136.387	0	0	0	0	8.136.387
407	01	05	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	4.068.194	0	0	0	0	4.068.194
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	96.886.969	0	0	0	0	96.886.969
407	01	06	01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular	30.058.522	0	0	0	0	30.058.522
407	01	06	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	62.319.663	0	0	0	0	62.319.663
407	01	06	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	4.508.784	0	0	0	0	4.508.784
411	**00**	**00**	**00**	**Disminución de pasivos**	**27.895.224**	**0**	**0**	**0**	**0**	**27.895.224**
411	11	00	00	Obligaciones de ejercicios anteriores	27.895.224	0	0	0	0	27.895.224
411	11	04	00	Compromisos pendientes de ejercicios anteriores	27.895.224	0	0	0	0	27.895.224
				Totales	**4.939.953.712**	**0**	**0**	**0**	**0**	**4.939.953.712**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129278 210074000 OPTIMIZACIÓN DEL FUNCIONAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA PARA GARANTIZAR LA EFICACIA Y EFICIENCIA DE LA FUNCIÓN JUDICIAL.

OBJETIVO DEL PROYECTO: DIRECCIONAR LA GESTIÓN JUDICIAL AL NUEVO MODELO DE ADMINISTRACIÓN DE JUSTICIA CAPAZ DE ELEVAR LOS NIVELES DE EFICACIA Y EFICIENCIA EN EL DESEMPEÑO DE LA FUNCIÓN JUDICIAL A TRAVÉS DE LA MOTIVACIÓN, SENSIBILIZACIÓN SOCIAL, FORMACIÓN DEL TALENTO HUMANO, FORTALECIMIENTO DE LA IMAGEN INSTITUCIONAL Y CULTURA ORGANIZACIONAL.

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.550

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129278 210074000 OPTIMIZACIÓN DEL FUNCIONAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA PARA GARANTIZAR LA EFICACIA Y EFICIENCIA DE LA FUNCIÓN JUDICIAL.

OBJETIVO DEL PROYECTO: DIRECCIONAR LA GESTIÓN JUDICIAL AL NUEVO MODELO DE ADMINISTRACIÓN DE JUSTICIA CAPAZ DE ELEVAR LOS NIVELES DE EFICACIA Y EFICIENCIA EN EL DESEMPEÑO DE LA FUNCIÓN JUDICIAL A TRAVÉS DE LA MOTIVACIÓN, SENSIBILIZACIÓN SOCIAL, FORMACIÓN DEL TALENTO HUMANO, FORTALECIMIENTO DE LA IMAGEN INSTITUCIONAL Y CULTURA ORGANIZACIONAL.

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.550

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210074001 OPTIMIZAR LA FUERZA DE TRABAJO DE ACUERDO A SUS CONDICIONES TÉCNICAS, HABILIDADES, EXPERIENCIA Y FORMACIÓN ACADÉMICA

UNIDAD DE MEDIDA: PERSONA **META:** 1.993

RESPONSABLE/EJECUTOR: GERENCIA DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.531.049.488**	0	0	0	0	**2.531.049.488**
401	01	00	00	Sueldos, salarios y otras retribuciones	591.922.373	0	0	0	0	591.922.373
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	511.153.080	0	0	0	0	511.153.080
401	01	03	00	Suplencias a empleados	1.624.140	0	0	0	0	1.624.140
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	36.155.209	0	0	0	0	36.155.209
401	01	13	00	Suplencias a obreros	335.916	0	0	0	0	335.916
401	01	18	00	Remuneraciones al personal contratado	8.454.928	0	0	0	0	8.454.928
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	5.866.528	0	0	0	0	5.866.528
401	01	18	02	Remuneraciones por honorarios profesionales	2.588.400	0	0	0	0	2.588.400
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	34.199.100	0	0	0	0	34.199.100
401	03	00	00	Primas	139.903.816	0	0	0	0	139.903.816
401	03	01	00	Primas por mérito a empleados	21.210.000	0	0	0	0	21.210.000
401	03	02	00	Primas de transporte a empleados	518.389	0	0	0	0	518.389
401	03	08	00	Primas de profesionalización a empleados	33.894.580	0	0	0	0	33.894.580
401	03	09	00	Primas por antigüedad a empleados	76.921.634	0	0	0	0	76.921.634
401	03	16	00	Primas por mérito a obreros	2.159.585	0	0	0	0	2.159.585
401	03	21	00	Primas por antigüedad a obreros	4.183.427	0	0	0	0	4.183.427
401	03	22	00	Primas de profesionalización a obreros	320.204	0	0	0	0	320.204
401	03	40	00	Primas de profesionalización al personal contratado	407.509	0	0	0	0	407.509
401	03	96	00	Otras primas al personal contratado	288.488	0	0	0	0	288.488
401	04	00	00	Complementos de sueldos y salarios	41.743.080	0	0	0	0	41.743.080
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	1.504.008	0	0	0	0	1.504.008
401	04	03	00	Complemento a empleados por gastos de alimentación	1.356.480	0	0	0	0	1.356.480
401	04	06	00	Complemento a empleados por comisión de servicios	756.000	0	0	0	0	756.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129278 210074000 OPTIMIZACIÓN DEL FUNCIONAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA PARA GARANTIZAR LA EFICACIA Y EFICIENCIA DE LA FUNCIÓN JUDICIAL.

OBJETIVO DEL PROYECTO: DIRECCIONAR LA GESTIÓN JUDICIAL AL NUEVO MODELO DE ADMINISTRACIÓN DE JUSTICIA CAPAZ DE ELEVAR LOS NIVELES DE EFICACIA Y EFICIENCIA EN EL DESEMPEÑO DE LA FUNCIÓN JUDICIAL A TRAVÉS DE LA MOTIVACIÓN, SENSIBILIZACIÓN SOCIAL, FORMACIÓN DEL TALENTO HUMANO, FORTALECIMIENTO DE LA IMAGEN INSTITUCIONAL Y CULTURA ORGANIZACIONAL.

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.550

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210074001 OPTIMIZAR LA FUERZA DE TRABAJO DE ACUERDO A SUS CONDICIONES TÉCNICAS, HABILIDADES, EXPERIENCIA Y FORMACIÓN ACADÉMICA

UNIDAD DE MEDIDA: PERSONA **META:** 1.993

RESPONSABLE/EJECUTOR: GERENCIA DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	939.600	0	0	0	0	939.600
401	04	16	00	Complemento a obreros por gastos de alimentación	43.200	0	0	0	0	43.200
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	8.640.000	0	0	0	0	8.640.000
401	04	96	00	Otros complementos a empleados	17.224.236	0	0	0	0	17.224.236
401	04	97	00	Otros complementos a obreros	10.979.556	0	0	0	0	10.979.556
401	04	98	00	Otros complementos al personal contratado	300.000	0	0	0	0	300.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	548.517.358	0	0	0	0	548.517.358
401	05	01	00	Aguinaldos a empleados	285.435.983	0	0	0	0	285.435.983
401	05	03	00	Bono vacacional a empleados	196.290.674	0	0	0	0	196.290.674
401	05	04	00	Aguinaldos a obreros	25.058.758	0	0	0	0	25.058.758
401	05	06	00	Bono vacacional a obreros	20.060.075	0	0	0	0	20.060.075
401	05	07	00	Aguinaldos al personal contratado	3.870.355	0	0	0	0	3.870.355
401	05	08	00	Bono vacacional al personal contratado	5.451.837	0	0	0	0	5.451.837
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	8.549.776	0	0	0	0	8.549.776
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	3.799.900	0	0	0	0	3.799.900
401	06	00	00	Aportes patronales y legales	68.363.847	0	0	0	0	68.363.847
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	32.993.570	0	0	0	0	32.993.570
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.331.905	0	0	0	0	7.331.905
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	18.703.227	0	0	0	0	18.703.227
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	3.615.522	0	0	0	0	3.615.522
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	723.105	0	0	0	0	723.105
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.603.835	0	0	0	0	1.603.835
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	527.990	0	0	0	0	527.990

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129278 210074000 OPTIMIZACIÓN DEL FUNCIONAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA PARA GARANTIZAR LA EFICACIA Y EFICIENCIA DE LA FUNCIÓN JUDICIAL.

OBJETIVO DEL PROYECTO: DIRECCIONAR LA GESTIÓN JUDICIAL AL NUEVO MODELO DE ADMINISTRACIÓN DE JUSTICIA CAPAZ DE ELEVAR LOS NIVELES DE EFICACIA Y EFICIENCIA EN EL DESEMPEÑO DE LA FUNCIÓN JUDICIAL A TRAVÉS DE LA MOTIVACIÓN, SENSIBILIZACIÓN SOCIAL, FORMACIÓN DEL TALENTO HUMANO, FORTALECIMIENTO DE LA IMAGEN INSTITUCIONAL Y CULTURA ORGANIZACIONAL.

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.550

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210074001 OPTIMIZAR LA FUERZA DE TRABAJO DE ACUERDO A SUS CONDICIONES TÉCNICAS, HABILIDADES, EXPERIENCIA Y FORMACIÓN ACADÉMICA

UNIDAD DE MEDIDA: PERSONA **META:** 1.993

RESPONSABLE/EJECUTOR: GERENCIA DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	248.926	0	0	0	0	248.926
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	117.331	0	0	0	0	117.331
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	1.282.467	0	0	0	0	1.282.467
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	930.976	0	0	0	0	930.976
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	284.993	0	0	0	0	284.993
401	07	00	00	Asistencia socio-económica	361.572.288	0	0	0	0	361.572.288
401	07	03	00	Ayudas por matrimonio a empleados	31.000	0	0	0	0	31.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	46.500	0	0	0	0	46.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	295.150.830	0	0	0	0	295.150.830
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	12.200.016	0	0	0	0	12.200.016
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.964.104	0	0	0	0	3.964.104
401	07	19	00	Ayudas por matrimonio de obreros	18.600	0	0	0	0	18.600
401	07	20	00	Ayudas por nacimiento de hijos de obreros	18.600	0	0	0	0	18.600
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	24.981.216	0	0	0	0	24.981.216
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	760.044	0	0	0	0	760.044
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	20.519.655	0	0	0	0	20.519.655
401	07	76	00	Ayudas por matrimonio al personal contratado	18.600	0	0	0	0	18.600
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	18.600	0	0	0	0	18.600
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	2.877.119	0	0	0	0	2.877.119
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	439.404	0	0	0	0	439.404
401	07	96	00	Otras subvenciones a empleados	528.000	0	0	0	0	528.000
401	08	00	00	Prestaciones sociales e indemnizaciones	779.026.726	0	0	0	0	779.026.726
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	719.789.252	0	0	0	0	719.789.252

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129278 210074000 OPTIMIZACIÓN DEL FUNCIONAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA PARA GARANTIZAR LA EFICACIA Y EFICIENCIA DE LA FUNCIÓN JUDICIAL.

OBJETIVO DEL PROYECTO: DIRECCIONAR LA GESTIÓN JUDICIAL AL NUEVO MODELO DE ADMINISTRACIÓN DE JUSTICIA CAPAZ DE ELEVAR LOS NIVELES DE EFICACIA Y EFICIENCIA EN EL DESEMPEÑO DE LA FUNCIÓN JUDICIAL A TRAVÉS DE LA MOTIVACIÓN, SENSIBILIZACIÓN SOCIAL, FORMACIÓN DEL TALENTO HUMANO, FORTALECIMIENTO DE LA IMAGEN INSTITUCIONAL Y CULTURA ORGANIZACIONAL.

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.550

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210074001 OPTIMIZAR LA FUERZA DE TRABAJO DE ACUERDO A SUS CONDICIONES TÉCNICAS, HABILIDADES, EXPERIENCIA Y FORMACIÓN ACADÉMICA

UNIDAD DE MEDIDA: PERSONA **META:** 1.993

RESPONSABLE/EJECUTOR: GERENCIA DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	48.395.508	0	0	0	0	48.395.508
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.612.728	0	0	0	0	3.612.728
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	7.229.238	0	0	0	0	7.229.238
403	**00**	**00**	**00**	**Servicios no personales**	**2.303.085**	**0**	**0**	**0**	**0**	**2.303.085**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.798.000	0	0	0	0	1.798.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.798.000	0	0	0	0	1.798.000
403	18	00	00	Impuestos indirectos	431.645	0	0	0	0	431.645
403	18	01	00	Impuesto al valor agregado	431.645	0	0	0	0	431.645
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	73.440	0	0	0	0	73.440
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	73.440	0	0	0	0	73.440
407	**00**	**00**	**00**	**Transferencias y donaciones**	**393.273.281**	**0**	**0**	**0**	**0**	**393.273.281**
407	01	00	00	Transferencias y donaciones corrientes internas	393.273.281	0	0	0	0	393.273.281
407	01	01	00	Transferencias corrientes internas al sector privado	277.753.727	0	0	0	0	277.753.727
407	01	01	01	Pensiones del personal empleado, obrero y militar	5.174.039	0	0	0	0	5.174.039
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	124.639.326	0	0	0	0	124.639.326
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.587.019	0	0	0	0	2.587.019
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	776.110	0	0	0	0	776.110
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.215.000	0	0	0	0	1.215.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	62.319.663	0	0	0	0	62.319.663
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	81.042.570	0	0	0	0	81.042.570
407	01	02	00	Donaciones corrientes internas al sector privado	6.428.004	0	0	0	0	6.428.004
407	01	02	01	Donaciones corrientes a personas	6.428.004	0	0	0	0	6.428.004
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	12.204.581	0	0	0	0	12.204.581
407	01	05	01	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular	8.136.387	0	0	0	0	8.136.387

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129278 210074000 OPTIMIZACIÓN DEL FUNCIONAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA PARA GARANTIZAR LA EFICACIA Y EFICIENCIA DE LA FUNCIÓN JUDICIAL.

OBJETIVO DEL PROYECTO: DIRECCIONAR LA GESTIÓN JUDICIAL AL NUEVO MODELO DE ADMINISTRACIÓN DE JUSTICIA CAPAZ DE ELEVAR LOS NIVELES DE EFICACIA Y EFICIENCIA EN EL DESEMPEÑO DE LA FUNCIÓN JUDICIAL A TRAVÉS DE LA MOTIVACIÓN, SENSIBILIZACIÓN SOCIAL, FORMACIÓN DEL TALENTO HUMANO, FORTALECIMIENTO DE LA IMAGEN INSTITUCIONAL Y CULTURA ORGANIZACIONAL.

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.550

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210074001 OPTIMIZAR LA FUERZA DE TRABAJO DE ACUERDO A SUS CONDICIONES TÉCNICAS, HABILIDADES, EXPERIENCIA Y FORMACIÓN ACADÉMICA

UNIDAD DE MEDIDA: PERSONA **META:** 1.993

RESPONSABLE/EJECUTOR: GERENCIA DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	05	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	4.068.194	0	0	0	0	4.068.194
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	96.886.969	0	0	0	0	96.886.969
407	01	06	01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular	30.058.522	0	0	0	0	30.058.522
407	01	06	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	62.319.663	0	0	0	0	62.319.663
407	01	06	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	4.508.784	0	0	0	0	4.508.784
411	**00**	**00**	**00**	**Disminución de pasivos**	**500.000**	**0**	**0**	**0**	**0**	**500.000**
411	11	00	00	Obligaciones de ejercicios anteriores	500.000	0	0	0	0	500.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	500.000	0	0	0	0	500.000
				Totales	**2.927.125.854**	**0**	**0**	**0**	**0**	**2.927.125.854**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129278 210074000 OPTIMIZACIÓN DEL FUNCIONAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA PARA GARANTIZAR LA EFICACIA Y EFICIENCIA DE LA FUNCIÓN JUDICIAL.

OBJETIVO DEL PROYECTO: DIRECCIONAR LA GESTIÓN JUDICIAL AL NUEVO MODELO DE ADMINISTRACIÓN DE JUSTICIA CAPAZ DE ELEVAR LOS NIVELES DE EFICACIA Y EFICIENCIA EN EL DESEMPEÑO DE LA FUNCIÓN JUDICIAL A TRAVÉS DE LA MOTIVACIÓN, SENSIBILIZACIÓN SOCIAL, FORMACIÓN DEL TALENTO HUMANO, FORTALECIMIENTO DE LA IMAGEN INSTITUCIONAL Y CULTURA ORGANIZACIONAL.

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.550

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210074002 PROMOVER EL BIENESTAR DEL TALENTO HUMANO MEDIANTE EL ACOMPAÑAMIENTO INTEGRAL AL TRABAJADOR Y TRABAJADORA

UNIDAD DE MEDIDA: PERSONA **META:** 1.993

RESPONSABLE/EJECUTOR: GERENCIA DE BIENESTAR SOCIAL Y TSJFAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**761.047.638**	**0**	**0**	**0**	**0**	**761.047.638**
401	04	00	00	Complementos de sueldos y salarios	170.398.800	0	0	0	0	170.398.800
401	04	08	00	Bono compensatorio de alimentación a empleados	138.996.000	0	0	0	0	138.996.000
401	04	18	00	Bono compensatorio de alimentación a obreros	24.710.400	0	0	0	0	24.710.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	6.692.400	0	0	0	0	6.692.400
401	07	00	00	Asistencia socio-económica	590.648.838	0	0	0	0	590.648.838
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	395.003.536	0	0	0	0	395.003.536
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	9.800.000	0	0	0	0	9.800.000
401	07	10	00	Dotación de uniformes a empleados	65.120.000	0	0	0	0	65.120.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	7.680.000	0	0	0	0	7.680.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	90.361.302	0	0	0	0	90.361.302
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	4.740.000	0	0	0	0	4.740.000
401	07	26	00	Dotación de uniformes a obreros	16.344.000	0	0	0	0	16.344.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.600.000	0	0	0	0	1.600.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**245.286.204**	**0**	**0**	**0**	**0**	**245.286.204**
402	01	00	00	Productos alimenticios y agropecuarios	204.955.136	0	0	0	0	204.955.136
402	01	01	00	Alimentos y bebidas para personas	204.955.136	0	0	0	0	204.955.136
402	03	00	00	Textiles y vestuarios	19.205.600	0	0	0	0	19.205.600
402	03	02	00	Prendas de vestir	19.205.600	0	0	0	0	19.205.600
402	06	00	00	Productos químicos y derivados	35.200	0	0	0	0	35.200
402	06	04	00	Productos farmacéuticos y medicamentos	35.200	0	0	0	0	35.200
402	08	00	00	Productos metálicos	78.240	0	0	0	0	78.240
402	08	10	00	Repuestos y accesorios para otros equipos	78.240	0	0	0	0	78.240
402	10	00	00	Productos varios y útiles diversos	21.012.028	0	0	0	0	21.012.028

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129278 210074000 OPTIMIZACIÓN DEL FUNCIONAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA PARA GARANTIZAR LA EFICACIA Y EFICIENCIA DE LA FUNCIÓN JUDICIAL.

OBJETIVO DEL PROYECTO: DIRECCIONAR LA GESTIÓN JUDICIAL AL NUEVO MODELO DE ADMINISTRACIÓN DE JUSTICIA CAPAZ DE ELEVAR LOS NIVELES DE EFICACIA Y EFICIENCIA EN EL DESEMPEÑO DE LA FUNCIÓN JUDICIAL A TRAVÉS DE LA MOTIVACIÓN, SENSIBILIZACIÓN SOCIAL, FORMACIÓN DEL TALENTO HUMANO, FORTALECIMIENTO DE LA IMAGEN INSTITUCIONAL Y CULTURA ORGANIZACIONAL.

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.550

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210074002 PROMOVER EL BIENESTAR DEL TALENTO HUMANO MEDIANTE EL ACOMPAÑAMIENTO INTEGRAL AL TRABAJADOR Y TRABAJADORA

UNIDAD DE MEDIDA: PERSONA **META:** 1.993

RESPONSABLE/EJECUTOR: GERENCIA DE BIENESTAR SOCIAL Y TSJFAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	01	00	Artículos de deporte, recreación y juguetes	3.290.500	0	0	0	0	3.290.500
402	10	03	00	Utensilios de cocina y comedor	54.300	0	0	0	0	54.300
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	152.448	0	0	0	0	152.448
402	10	06	00	Condecoraciones, ofrendas y similares	3.626.780	0	0	0	0	3.626.780
402	10	99	00	Otros productos y útiles diversos	13.888.000	0	0	0	0	13.888.000
403	**00**	**00**	**00**	**Servicios no personales**	**361.035.837**	**0**	**0**	**0**	**0**	**361.035.837**
403	07	00	00	Servicios de información, impresión y relaciones públicas	29.347.840	0	0	0	0	29.347.840
403	07	03	00	Relaciones sociales	29.347.840	0	0	0	0	29.347.840
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	48.000	0	0	0	0	48.000
403	08	01	00	Primas y gastos de seguros	48.000	0	0	0	0	48.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	245.132.630	0	0	0	0	245.132.630
403	10	09	00	Servicios de lavandería y tintorería	300.000	0	0	0	0	300.000
403	10	11	00	Servicios para la elaboración y suministro de comida	244.160.630	0	0	0	0	244.160.630
403	10	99	00	Otros servicios profesionales y técnicos	672.000	0	0	0	0	672.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	256.000	0	0	0	0	256.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	256.000	0	0	0	0	256.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	34.732.400	0	0	0	0	34.732.400
403	16	01	00	Servicios de diversión, esparcimiento y culturales	34.732.400	0	0	0	0	34.732.400
403	18	00	00	Impuestos indirectos	48.569.380	0	0	0	0	48.569.380
403	18	01	00	Impuesto al valor agregado	48.569.380	0	0	0	0	48.569.380
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.949.587	0	0	0	0	2.949.587
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.949.587	0	0	0	0	2.949.587
404	**00**	**00**	**00**	**Activos reales**	**10.285.855**	**0**	**0**	**0**	**0**	**10.285.855**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.292.320	0	0	0	0	2.292.320

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129278 210074000 OPTIMIZACIÓN DEL FUNCIONAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA PARA GARANTIZAR LA EFICACIA Y EFICIENCIA DE LA FUNCIÓN JUDICIAL.

OBJETIVO DEL PROYECTO: DIRECCIONAR LA GESTIÓN JUDICIAL AL NUEVO MODELO DE ADMINISTRACIÓN DE JUSTICIA CAPAZ DE ELEVAR LOS NIVELES DE EFICACIA Y EFICIENCIA EN EL DESEMPEÑO DE LA FUNCIÓN JUDICIAL A TRAVÉS DE LA MOTIVACIÓN, SENSIBILIZACIÓN SOCIAL, FORMACIÓN DEL TALENTO HUMANO, FORTALECIMIENTO DE LA IMAGEN INSTITUCIONAL Y CULTURA ORGANIZACIONAL.

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.550

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210074002 PROMOVER EL BIENESTAR DEL TALENTO HUMANO MEDIANTE EL ACOMPAÑAMIENTO INTEGRAL AL TRABAJADOR Y TRABAJADORA

UNIDAD DE MEDIDA: PERSONA **META:** 1.993

RESPONSABLE/EJECUTOR: GERENCIA DE BIENESTAR SOCIAL Y TSJFAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.292.320	0	0	0	0	2.292.320
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	901.100	0	0	0	0	901.100
404	07	02	00	Equipos de enseñanza, deporte y recreación	901.100	0	0	0	0	901.100
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.092.435	0	0	0	0	7.092.435
404	09	03	00	Mobiliario y equipos de alojamiento	7.092.435	0	0	0	0	7.092.435
407	**00**	**00**	**00**	**Transferencias y donaciones**	**95.494.949**	**0**	**0**	**0**	**0**	**95.494.949**
407	01	00	00	Transferencias y donaciones corrientes internas	95.494.949	0	0	0	0	95.494.949
407	01	01	00	Transferencias corrientes internas al sector privado	87.899.605	0	0	0	0	87.899.605
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	8.114.245	0	0	0	0	8.114.245
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	79.785.360	0	0	0	0	79.785.360
407	01	02	00	Donaciones corrientes internas al sector privado	7.595.344	0	0	0	0	7.595.344
407	01	02	01	Donaciones corrientes a personas	7.595.344	0	0	0	0	7.595.344
411	**00**	**00**	**00**	**Disminución de pasivos**	**27.095.221**	**0**	**0**	**0**	**0**	**27.095.221**
411	11	00	00	Obligaciones de ejercicios anteriores	27.095.221	0	0	0	0	27.095.221
411	11	04	00	Compromisos pendientes de ejercicios anteriores	27.095.221	0	0	0	0	27.095.221
				Totales	**1.500.245.704**	**0**	**0**	**0**	**0**	**1.500.245.704**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129278 210074000 OPTIMIZACIÓN DEL FUNCIONAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA PARA GARANTIZAR LA EFICACIA Y EFICIENCIA DE LA FUNCIÓN JUDICIAL.

OBJETIVO DEL PROYECTO: DIRECCIONAR LA GESTIÓN JUDICIAL AL NUEVO MODELO DE ADMINISTRACIÓN DE JUSTICIA CAPAZ DE ELEVAR LOS NIVELES DE EFICACIA Y EFICIENCIA EN EL DESEMPEÑO DE LA FUNCIÓN JUDICIAL A TRAVÉS DE LA MOTIVACIÓN, SENSIBILIZACIÓN SOCIAL, FORMACIÓN DEL TALENTO HUMANO, FORTALECIMIENTO DE LA IMAGEN INSTITUCIONAL Y CULTURA ORGANIZACIONAL.

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.550

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210074003 GARANTIZAR LOS REQUERIMIENTOS, MATERIALES E INSUMOS PARA EL FUNCIONAMIENTO ÓPTIMO DEL TSJ

UNIDAD DE MEDIDA: PROCESO **META:** 1.032

RESPONSABLE/EJECUTOR: GERENCIA DE FINANZAS Y GERENCIA DE PLANIFICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**153.794.380**	0	0	0	0	**153.794.380**
402	01	00	00	Productos alimenticios y agropecuarios	4.710.280	0	0	0	0	4.710.280
402	01	01	00	Alimentos y bebidas para personas	3.910.280	0	0	0	0	3.910.280
402	01	03	00	Productos agrícolas y pecuarios	800.000	0	0	0	0	800.000
402	03	00	00	Textiles y vestuarios	2.856.800	0	0	0	0	2.856.800
402	03	01	00	Textiles	2.856.800	0	0	0	0	2.856.800
402	05	00	00	Productos de papel, cartón e impresos	47.292.865	0	0	0	0	47.292.865
402	05	01	00	Pulpa de madera, papel y cartón	25.624.245	0	0	0	0	25.624.245
402	05	02	00	Envases y cajas de papel y cartón	1.000.000	0	0	0	0	1.000.000
402	05	03	00	Productos de papel y cartón para oficina	16.063.620	0	0	0	0	16.063.620
402	05	04	00	Libros, revistas y periódicos	36.000	0	0	0	0	36.000
402	05	06	00	Productos de papel y cartón para computación	480.000	0	0	0	0	480.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.089.000	0	0	0	0	4.089.000
402	06	00	00	Productos químicos y derivados	15.042.117	0	0	0	0	15.042.117
402	06	02	00	Abonos, plaguicidas y otros	162.500	0	0	0	0	162.500
402	06	03	00	Tintas, pinturas y colorantes	2.825.000	0	0	0	0	2.825.000
402	06	04	00	Productos farmacéuticos y medicamentos	775.157	0	0	0	0	775.157
402	06	05	00	Productos de tocador	126.000	0	0	0	0	126.000
402	06	06	00	Combustibles y lubricantes	37.200	0	0	0	0	37.200
402	06	08	00	Productos plásticos	11.116.260	0	0	0	0	11.116.260
402	08	00	00	Productos metálicos	2.439.860	0	0	0	0	2.439.860
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.280.860	0	0	0	0	1.280.860
402	08	09	00	Repuestos y accesorios para equipos de transporte	300.000	0	0	0	0	300.000
402	08	10	00	Repuestos y accesorios para otros equipos	859.000	0	0	0	0	859.000
402	10	00	00	Productos varios y útiles diversos	81.452.458	0	0	0	0	81.452.458

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129278 210074000 OPTIMIZACIÓN DEL FUNCIONAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA PARA GARANTIZAR LA EFICACIA Y EFICIENCIA DE LA FUNCIÓN JUDICIAL.

OBJETIVO DEL PROYECTO: DIRECCIONAR LA GESTIÓN JUDICIAL AL NUEVO MODELO DE ADMINISTRACIÓN DE JUSTICIA CAPAZ DE ELEVAR LOS NIVELES DE EFICACIA Y EFICIENCIA EN EL DESEMPEÑO DE LA FUNCIÓN JUDICIAL A TRAVÉS DE LA MOTIVACIÓN, SENSIBILIZACIÓN SOCIAL, FORMACIÓN DEL TALENTO HUMANO, FORTALECIMIENTO DE LA IMAGEN INSTITUCIONAL Y CULTURA ORGANIZACIONAL.

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.550

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210074003 GARANTIZAR LOS REQUERIMIENTOS, MATERIALES E INSUMOS PARA EL FUNCIONAMIENTO ÓPTIMO DEL TSJ

UNIDAD DE MEDIDA: PROCESO **META:** 1.032

RESPONSABLE/EJECUTOR: GERENCIA DE FINANZAS Y GERENCIA DE PLANIFICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	4.499.800	0	0	0	0	4.499.800
402	10	03	00	Utensilios de cocina y comedor	4.037.110	0	0	0	0	4.037.110
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	665.908	0	0	0	0	665.908
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.499.300	0	0	0	0	5.499.300
402	10	06	00	Condecoraciones, ofrendas y similares	80.000	0	0	0	0	80.000
402	10	07	00	Productos de seguridad en el trabajo	398.100	0	0	0	0	398.100
402	10	08	00	Materiales para equipos de computación	57.753.440	0	0	0	0	57.753.440
402	10	11	00	Materiales eléctricos	7.136.000	0	0	0	0	7.136.000
402	10	12	00	Materiales para instalaciones sanitarias	523.100	0	0	0	0	523.100
402	10	99	00	Otros productos y útiles diversos	859.700	0	0	0	0	859.700
403	**00**	**00**	**00**	**Servicios no personales**	**43.712.399**	**0**	**0**	**0**	**0**	**43.712.399**
403	06	00	00	Servicios de transporte y almacenaje	76.000	0	0	0	0	76.000
403	06	01	00	Fletes y embalajes	24.000	0	0	0	0	24.000
403	06	03	00	Estacionamiento	24.000	0	0	0	0	24.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	28.000	0	0	0	0	28.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.632.000	0	0	0	0	1.632.000
403	07	02	00	Imprenta y reproducción	1.020.000	0	0	0	0	1.020.000
403	07	03	00	Relaciones sociales	600.000	0	0	0	0	600.000
403	07	04	00	Avisos	12.000	0	0	0	0	12.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	501.000	0	0	0	0	501.000
403	08	01	00	Primas y gastos de seguros	450.000	0	0	0	0	450.000
403	08	02	00	Comisiones y gastos bancarios	51.000	0	0	0	0	51.000
403	09	00	00	Viáticos y pasajes	19.618.358	0	0	0	0	19.618.358
403	09	01	00	Viáticos y pasajes dentro del país	10.706.958	0	0	0	0	10.706.958
403	09	02	00	Viáticos y pasajes fuera del país	8.911.400	0	0	0	0	8.911.400

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129278 210074000 OPTIMIZACIÓN DEL FUNCIONAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA PARA GARANTIZAR LA EFICACIA Y EFICIENCIA DE LA FUNCIÓN JUDICIAL.

OBJETIVO DEL PROYECTO: DIRECCIONAR LA GESTIÓN JUDICIAL AL NUEVO MODELO DE ADMINISTRACIÓN DE JUSTICIA CAPAZ DE ELEVAR LOS NIVELES DE EFICACIA Y EFICIENCIA EN EL DESEMPEÑO DE LA FUNCIÓN JUDICIAL A TRAVÉS DE LA MOTIVACIÓN, SENSIBILIZACIÓN SOCIAL, FORMACIÓN DEL TALENTO HUMANO, FORTALECIMIENTO DE LA IMAGEN INSTITUCIONAL Y CULTURA ORGANIZACIONAL.

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.550

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210074003 GARANTIZAR LOS REQUERIMIENTOS, MATERIALES E INSUMOS PARA EL FUNCIONAMIENTO ÓPTIMO DEL TSJ

UNIDAD DE MEDIDA: PROCESO **META:** 1.032

RESPONSABLE/EJECUTOR: GERENCIA DE FINANZAS Y GERENCIA DE PLANIFICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	264.000	0	0	0	0	264.000
403	10	07	00	Servicios de capacitación y adiestramiento	48.000	0	0	0	0	48.000
403	10	09	00	Servicios de lavandería y tintorería	48.000	0	0	0	0	48.000
403	10	99	00	Otros servicios profesionales y técnicos	168.000	0	0	0	0	168.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	74.400	0	0	0	0	74.400
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	60.000	0	0	0	0	60.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	14.400	0	0	0	0	14.400
403	15	00	00	Servicios fiscales	300.000	0	0	0	0	300.000
403	15	02	00	Tasas y otros derechos obligatorios	300.000	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	21.228.641	0	0	0	0	21.228.641
403	18	01	00	Impuesto al valor agregado	21.228.641	0	0	0	0	21.228.641
403	99	00	00	Otros servicios no personales	18.000	0	0	0	0	18.000
403	99	01	00	Otros servicios no personales	18.000	0	0	0	0	18.000
404	**00**	**00**	**00**	**Activos reales**	**327.200**	**0**	**0**	**0**	**0**	**327.200**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	61.200	0	0	0	0	61.200
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	17.200	0	0	0	0	17.200
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	44.000	0	0	0	0	44.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	26.000	0	0	0	0	26.000
404	05	01	00	Equipos de telecomunicaciones	26.000	0	0	0	0	26.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	48.000	0	0	0	0	48.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	48.000	0	0	0	0	48.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	192.000	0	0	0	0	192.000
404	09	01	00	Mobiliario y equipos de oficina	48.000	0	0	0	0	48.000
404	09	02	00	Equipos de computación	48.000	0	0	0	0	48.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129278 210074000 OPTIMIZACIÓN DEL FUNCIONAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA PARA GARANTIZAR LA EFICACIA Y EFICIENCIA DE LA FUNCIÓN JUDICIAL.

OBJETIVO DEL PROYECTO: DIRECCIONAR LA GESTIÓN JUDICIAL AL NUEVO MODELO DE ADMINISTRACIÓN DE JUSTICIA CAPAZ DE ELEVAR LOS NIVELES DE EFICACIA Y EFICIENCIA EN EL DESEMPEÑO DE LA FUNCIÓN JUDICIAL A TRAVÉS DE LA MOTIVACIÓN, SENSIBILIZACIÓN SOCIAL, FORMACIÓN DEL TALENTO HUMANO, FORTALECIMIENTO DE LA IMAGEN INSTITUCIONAL Y CULTURA ORGANIZACIONAL.

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.550

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210074003 GARANTIZAR LOS REQUERIMIENTOS, MATERIALES E INSUMOS PARA EL FUNCIONAMIENTO ÓPTIMO DEL TSJ

UNIDAD DE MEDIDA: PROCESO **META:** 1.032

RESPONSABLE/EJECUTOR: GERENCIA DE FINANZAS Y GERENCIA DE PLANIFICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	48.000	0	0	0	0	48.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	48.000	0	0	0	0	48.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**300.003**	**0**	**0**	**0**	**0**	**300.003**
411	11	00	00	Obligaciones de ejercicios anteriores	300.003	0	0	0	0	300.003
411	11	04	00	Compromisos pendientes de ejercicios anteriores	300.003	0	0	0	0	300.003
				Totales	**198.133.982**	**0**	**0**	**0**	**0**	**198.133.982**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129278 210074000 OPTIMIZACIÓN DEL FUNCIONAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA PARA GARANTIZAR LA EFICACIA Y EFICIENCIA DE LA FUNCIÓN JUDICIAL.

OBJETIVO DEL PROYECTO: DIRECCIONAR LA GESTIÓN JUDICIAL AL NUEVO MODELO DE ADMINISTRACIÓN DE JUSTICIA CAPAZ DE ELEVAR LOS NIVELES DE EFICACIA Y EFICIENCIA EN EL DESEMPEÑO DE LA FUNCIÓN JUDICIAL A TRAVÉS DE LA MOTIVACIÓN, SENSIBILIZACIÓN SOCIAL, FORMACIÓN DEL TALENTO HUMANO, FORTALECIMIENTO DE LA IMAGEN INSTITUCIONAL Y CULTURA ORGANIZACIONAL.

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.550

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210074004 AVANZAR A UN SISTEMA DE SEGURIDAD INTEGRAL PARA EL RESGUARDO DE LA ACTIVIDAD JURISDICCIONAL Y LA INTEGRIDAD DE LAS ALTAS AUTORIDADES, USUARIOS, USUARIAS, SERVIDORES, SERVIDORAS DEL TSJ.

UNIDAD DE MEDIDA: SISTEMA **META:** 4

RESPONSABLE/EJECUTOR: GERENCIA DE SEGURIDAD Y PROTECCIÓN INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**5.559.150**	0	0	0	0	**5.559.150**
402	01	00	00	Productos alimenticios y agropecuarios	192.000	0	0	0	0	192.000
402	01	01	00	Alimentos y bebidas para personas	192.000	0	0	0	0	192.000
402	03	00	00	Textiles y vestuarios	530.000	0	0	0	0	530.000
402	03	02	00	Prendas de vestir	496.000	0	0	0	0	496.000
402	03	99	00	Otros productos textiles y vestuarios	34.000	0	0	0	0	34.000
402	06	00	00	Productos químicos y derivados	1.684.800	0	0	0	0	1.684.800
402	06	08	00	Productos plásticos	1.684.800	0	0	0	0	1.684.800
402	08	00	00	Productos metálicos	853.400	0	0	0	0	853.400
402	08	07	00	Material de señalamiento	612.000	0	0	0	0	612.000
402	08	10	00	Repuestos y accesorios para otros equipos	241.400	0	0	0	0	241.400
402	10	00	00	Productos varios y útiles diversos	2.298.950	0	0	0	0	2.298.950
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	468.900	0	0	0	0	468.900
402	10	07	00	Productos de seguridad en el trabajo	1.530.050	0	0	0	0	1.530.050
402	10	99	00	Otros productos y útiles diversos	300.000	0	0	0	0	300.000
403	00	00	00	**Servicios no personales**	**16.029.974**	0	0	0	0	**16.029.974**
403	07	00	00	Servicios de información, impresión y relaciones públicas	208.000	0	0	0	0	208.000
403	07	02	00	Imprenta y reproducción	208.000	0	0	0	0	208.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	752.000	0	0	0	0	752.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	752.000	0	0	0	0	752.000
403	18	00	00	Impuestos indirectos	15.069.974	0	0	0	0	15.069.974
403	18	01	00	Impuesto al valor agregado	15.069.974	0	0	0	0	15.069.974
404	00	00	00	**Activos reales**	**119.063.959**	0	0	0	0	**119.063.959**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	81.803.869	0	0	0	0	81.803.869
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	81.803.869	0	0	0	0	81.803.869

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129278 210074000 OPTIMIZACIÓN DEL FUNCIONAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA PARA GARANTIZAR LA EFICACIA Y EFICIENCIA DE LA FUNCIÓN JUDICIAL.

OBJETIVO DEL PROYECTO: DIRECCIONAR LA GESTIÓN JUDICIAL AL NUEVO MODELO DE ADMINISTRACIÓN DE JUSTICIA CAPAZ DE ELEVAR LOS NIVELES DE EFICACIA Y EFICIENCIA EN EL DESEMPEÑO DE LA FUNCIÓN JUDICIAL A TRAVÉS DE LA MOTIVACIÓN, SENSIBILIZACIÓN SOCIAL, FORMACIÓN DEL TALENTO HUMANO, FORTALECIMIENTO DE LA IMAGEN INSTITUCIONAL Y CULTURA ORGANIZACIONAL.

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.550

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210074004 AVANZAR A UN SISTEMA DE SEGURIDAD INTEGRAL PARA EL RESGUARDO DE LA ACTIVIDAD JURISDICCIONAL Y LA INTEGRIDAD DE LAS ALTAS AUTORIDADES, USUARIOS, USUARIAS, SERVIDORES, SERVIDORAS DEL TSJ.

UNIDAD DE MEDIDA: SISTEMA **META:** 4

RESPONSABLE/EJECUTOR: GERENCIA DE SEGURIDAD Y PROTECCIÓN INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	81.803.869	0	0	0	0	81.803.869
404	04	00	00	Equipos de transporte, tracción y elevación	33.807.000	0	0	0	0	33.807.000
404	04	01	00	Vehículos automotores terrestres	33.807.000	0	0	0	0	33.807.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	370.300	0	0	0	0	370.300
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	293.800	0	0	0	0	293.800
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	76.500	0	0	0	0	76.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	102.790	0	0	0	0	102.790
404	07	02	00	Equipos de enseñanza, deporte y recreación	102.790	0	0	0	0	102.790
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.980.000	0	0	0	0	2.980.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.392.000	0	0	0	0	1.392.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.588.000	0	0	0	0	1.588.000
				Totales	**140.653.083**	**0**	**0**	**0**	**0**	**140.653.083**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129278 210074000 OPTIMIZACIÓN DEL FUNCIONAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA PARA GARANTIZAR LA EFICACIA Y EFICIENCIA DE LA FUNCIÓN JUDICIAL.

OBJETIVO DEL PROYECTO: DIRECCIONAR LA GESTIÓN JUDICIAL AL NUEVO MODELO DE ADMINISTRACIÓN DE JUSTICIA CAPAZ DE ELEVAR LOS NIVELES DE EFICACIA Y EFICIENCIA EN EL DESEMPEÑO DE LA FUNCIÓN JUDICIAL A TRAVÉS DE LA MOTIVACIÓN, SENSIBILIZACIÓN SOCIAL, FORMACIÓN DEL TALENTO HUMANO, FORTALECIMIENTO DE LA IMAGEN INSTITUCIONAL Y CULTURA ORGANIZACIONAL.

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.550

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 210074005 DESARROLLAR UNA POLÍTICA CULTURAL ORGANIZACIONAL QUE FORTALEZCA LOS PROCESOS DE INFORMACIÓN, COMUNICACIÓN E IMAGEN INSTITUCIONAL DEL PODER JUDICIAL.

UNIDAD DE MEDIDA: INFORME **META:** 8

RESPONSABLE/EJECUTOR: GERENCIA DE INFORMACIÓN Y COMUNICACIÓN Y OFICINA DE RELACIONES PÚBLICAS PROTOCOLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**14.804.880**	**0**	**0**	**0**	**0**	**14.804.880**
402	01	00	00	Productos alimenticios y agropecuarios	828.800	0	0	0	0	828.800
402	01	01	00	Alimentos y bebidas para personas	828.800	0	0	0	0	828.800
402	03	00	00	Textiles y vestuarios	4.228.000	0	0	0	0	4.228.000
402	03	01	00	Textiles	1.286.400	0	0	0	0	1.286.400
402	03	02	00	Prendas de vestir	2.941.600	0	0	0	0	2.941.600
402	05	00	00	Productos de papel, cartón e impresos	1.199.840	0	0	0	0	1.199.840
402	05	01	00	Pulpa de madera, papel y cartón	3.840	0	0	0	0	3.840
402	05	02	00	Envases y cajas de papel y cartón	8.000	0	0	0	0	8.000
402	05	04	00	Libros, revistas y periódicos	1.128.000	0	0	0	0	1.128.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	60.000	0	0	0	0	60.000
402	06	00	00	Productos químicos y derivados	22.340	0	0	0	0	22.340
402	06	04	00	Productos farmacéuticos y medicamentos	3.500	0	0	0	0	3.500
402	06	08	00	Productos plásticos	18.840	0	0	0	0	18.840
402	10	00	00	Productos varios y útiles diversos	8.525.900	0	0	0	0	8.525.900
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.800	0	0	0	0	2.800
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	80.000	0	0	0	0	80.000
402	10	06	00	Condecoraciones, ofrendas y similares	6.566.000	0	0	0	0	6.566.000
402	10	08	00	Materiales para equipos de computación	30.000	0	0	0	0	30.000
402	10	13	00	Materiales fotográficos	1.500.000	0	0	0	0	1.500.000
402	10	99	00	Otros productos y útiles diversos	347.100	0	0	0	0	347.100
403	00	00	00	**Servicios no personales**	**124.839.994**	**0**	**0**	**0**	**0**	**124.839.994**
403	04	00	00	Servicios básicos	4.920	0	0	0	0	4.920
403	04	05	00	Servicio de comunicaciones	4.920	0	0	0	0	4.920
403	06	00	00	Servicios de transporte y almacenaje	30.000	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129278 210074000 OPTIMIZACIÓN DEL FUNCIONAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA PARA GARANTIZAR LA EFICACIA Y EFICIENCIA DE LA FUNCIÓN JUDICIAL.

OBJETIVO DEL PROYECTO: DIRECCIONAR LA GESTIÓN JUDICIAL AL NUEVO MODELO DE ADMINISTRACIÓN DE JUSTICIA CAPAZ DE ELEVAR LOS NIVELES DE EFICACIA Y EFICIENCIA EN EL DESEMPEÑO DE LA FUNCIÓN JUDICIAL A TRAVÉS DE LA MOTIVACIÓN, SENSIBILIZACIÓN SOCIAL, FORMACIÓN DEL TALENTO HUMANO, FORTALECIMIENTO DE LA IMAGEN INSTITUCIONAL Y CULTURA ORGANIZACIONAL.

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.550

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210074005 DESARROLLAR UNA POLÍTICA CULTURAL ORGANIZACIONAL QUE FORTALEZCA LOS PROCESOS DE INFORMACIÓN, COMUNICACIÓN E IMAGEN INSTITUCIONAL DEL PODER JUDICIAL.

UNIDAD DE MEDIDA: INFORME **META:** 8

RESPONSABLE/EJECUTOR: GERENCIA DE INFORMACIÓN Y COMUNICACIÓN Y OFICINA DE RELACIONES PÚBLICAS PROTOCOLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	30.000	0	0	0	0	30.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	107.963.980	0	0	0	0	107.963.980
403	07	01	00	Publicidad y propaganda	88.075.428	0	0	0	0	88.075.428
403	07	02	00	Imprenta y reproducción	16.195.400	0	0	0	0	16.195.400
403	07	03	00	Relaciones sociales	2.093.152	0	0	0	0	2.093.152
403	07	04	00	Avisos	1.600.000	0	0	0	0	1.600.000
403	09	00	00	Viáticos y pasajes	80.000	0	0	0	0	80.000
403	09	01	00	Viáticos y pasajes dentro del país	80.000	0	0	0	0	80.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.920.000	0	0	0	0	1.920.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.920.000	0	0	0	0	1.920.000
403	18	00	00	Impuestos indirectos	14.841.094	0	0	0	0	14.841.094
403	18	01	00	Impuesto al valor agregado	14.841.094	0	0	0	0	14.841.094
				Totales	**139.644.874**	**0**	**0**	**0**	**0**	**139.644.874**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129278 210074000 OPTIMIZACIÓN DEL FUNCIONAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA PARA GARANTIZAR LA EFICACIA Y EFICIENCIA DE LA FUNCIÓN JUDICIAL.

OBJETIVO DEL PROYECTO: DIRECCIONAR LA GESTIÓN JUDICIAL AL NUEVO MODELO DE ADMINISTRACIÓN DE JUSTICIA CAPAZ DE ELEVAR LOS NIVELES DE EFICACIA Y EFICIENCIA EN EL DESEMPEÑO DE LA FUNCIÓN JUDICIAL A TRAVÉS DE LA MOTIVACIÓN, SENSIBILIZACIÓN SOCIAL, FORMACIÓN DEL TALENTO HUMANO, FORTALECIMIENTO DE LA IMAGEN INSTITUCIONAL Y CULTURA ORGANIZACIONAL.

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.550

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210074006 DIFUSIÓN DEL PENSAMIENTO JURÍDICO EMANCIPADOR Y TEORÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: PROCESO **META:** 8

RESPONSABLE/EJECUTOR: BIBLIOTECA Y CENTRO DE INFORMACIÓN DOCUMENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.472.000**	**0**	**0**	**0**	**0**	**1.472.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.193.215	0	0	0	0	1.193.215
403	07	02	00	Imprenta y reproducción	1.142.215	0	0	0	0	1.142.215
403	07	03	00	Relaciones sociales	51.000	0	0	0	0	51.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	20.000	0	0	0	0	20.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	20.000	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	258.785	0	0	0	0	258.785
403	18	01	00	Impuesto al valor agregado	258.785	0	0	0	0	258.785
404	**00**	**00**	**00**	**Activos reales**	**528.000**	**0**	**0**	**0**	**0**	**528.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	528.000	0	0	0	0	528.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	528.000	0	0	0	0	528.000
				Totales	**2.000.000**	**0**	**0**	**0**	**0**	**2.000.000**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129278 210074000 OPTIMIZACIÓN DEL FUNCIONAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA PARA GARANTIZAR LA EFICACIA Y EFICIENCIA DE LA FUNCIÓN JUDICIAL.

OBJETIVO DEL PROYECTO: DIRECCIONAR LA GESTIÓN JUDICIAL AL NUEVO MODELO DE ADMINISTRACIÓN DE JUSTICIA CAPAZ DE ELEVAR LOS NIVELES DE EFICACIA Y EFICIENCIA EN EL DESEMPEÑO DE LA FUNCIÓN JUDICIAL A TRAVÉS DE LA MOTIVACIÓN, SENSIBILIZACIÓN SOCIAL, FORMACIÓN DEL TALENTO HUMANO, FORTALECIMIENTO DE LA IMAGEN INSTITUCIONAL Y CULTURA ORGANIZACIONAL.

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.550

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210074007 PROFUNDIZAR LA PARTICIPACIÓN SOCIAL EN EL ACCIONAR DE LOS ÓRGANOS QUE CONFORMAN EL PODER JUDICIAL

UNIDAD DE MEDIDA: PROCESO **META:** 4

RESPONSABLE/EJECUTOR: GERENCIA DE PARTICIPACIÓN SOCIAL E INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.723.170**	**0**	**0**	**0**	**0**	**7.723.170**
402	01	00	00	Productos alimenticios y agropecuarios	1.132.350	0	0	0	0	1.132.350
402	01	01	00	Alimentos y bebidas para personas	1.132.350	0	0	0	0	1.132.350
402	05	00	00	Productos de papel, cartón e impresos	4.690.400	0	0	0	0	4.690.400
402	05	01	00	Pulpa de madera, papel y cartón	1.271.150	0	0	0	0	1.271.150
402	05	03	00	Productos de papel y cartón para oficina	400.000	0	0	0	0	400.000
402	05	04	00	Libros, revistas y periódicos	2.609.000	0	0	0	0	2.609.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	410.250	0	0	0	0	410.250
402	06	00	00	Productos químicos y derivados	1.137.250	0	0	0	0	1.137.250
402	06	03	00	Tintas, pinturas y colorantes	375.000	0	0	0	0	375.000
402	06	04	00	Productos farmacéuticos y medicamentos	700.600	0	0	0	0	700.600
402	06	08	00	Productos plásticos	61.650	0	0	0	0	61.650
402	10	00	00	Productos varios y útiles diversos	763.170	0	0	0	0	763.170
402	10	02	00	Materiales y útiles de limpieza y aseo	92.500	0	0	0	0	92.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	153.920	0	0	0	0	153.920
402	10	08	00	Materiales para equipos de computación	516.750	0	0	0	0	516.750
403	**00**	**00**	**00**	**Servicios no personales**	**16.927.045**	**0**	**0**	**0**	**0**	**16.927.045**
403	02	00	00	Alquileres de maquinaria y equipos	500.000	0	0	0	0	500.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	500.000	0	0	0	0	500.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.026.800	0	0	0	0	4.026.800
403	07	02	00	Imprenta y reproducción	1.401.800	0	0	0	0	1.401.800
403	07	03	00	Relaciones sociales	2.625.000	0	0	0	0	2.625.000
403	09	00	00	Viáticos y pasajes	5.142.192	0	0	0	0	5.142.192
403	09	01	00	Viáticos y pasajes dentro del país	2.642.192	0	0	0	0	2.642.192
403	09	02	00	Viáticos y pasajes fuera del país	2.500.000	0	0	0	0	2.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129278 210074000 OPTIMIZACIÓN DEL FUNCIONAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA PARA GARANTIZAR LA EFICACIA Y EFICIENCIA DE LA FUNCIÓN JUDICIAL.

OBJETIVO DEL PROYECTO: DIRECCIONAR LA GESTIÓN JUDICIAL AL NUEVO MODELO DE ADMINISTRACIÓN DE JUSTICIA CAPAZ DE ELEVAR LOS NIVELES DE EFICACIA Y EFICIENCIA EN EL DESEMPEÑO DE LA FUNCIÓN JUDICIAL A TRAVÉS DE LA MOTIVACIÓN, SENSIBILIZACIÓN SOCIAL, FORMACIÓN DEL TALENTO HUMANO, FORTALECIMIENTO DE LA IMAGEN INSTITUCIONAL Y CULTURA ORGANIZACIONAL.

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.550

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 210074007 PROFUNDIZAR LA PARTICIPACIÓN SOCIAL EN EL ACCIONAR DE LOS ÓRGANOS QUE CONFORMAN EL PODER JUDICIAL

UNIDAD DE MEDIDA: PROCESO **META:** 4

RESPONSABLE/EJECUTOR: GERENCIA DE PARTICIPACIÓN SOCIAL E INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	400.000	0	0	0	0	400.000
403	10	07	00	Servicios de capacitación y adiestramiento	400.000	0	0	0	0	400.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.000.030	0	0	0	0	3.000.030
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.000.030	0	0	0	0	3.000.030
403	18	00	00	Impuestos indirectos	3.858.023	0	0	0	0	3.858.023
403	18	01	00	Impuesto al valor agregado	3.858.023	0	0	0	0	3.858.023
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.500.000**	**0**	**0**	**0**	**0**	**7.500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	7.500.000	0	0	0	0	7.500.000
407	01	02	00	Donaciones corrientes internas al sector privado	7.500.000	0	0	0	0	7.500.000
407	01	02	01	Donaciones corrientes a personas	7.500.000	0	0	0	0	7.500.000
				Totales	**32.150.215**	**0**	**0**	**0**	**0**	**32.150.215**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 129309 210075000 FORTALECIMIENTO DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: GARANTIZAR LAS CONDICIONES FÍSICAS Y TECNOLÓGICAS PARA PROPORCIONAR UN MEDIO AMBIENTE LABORAL ADECUADO PARA EL DESEMPEÑO EFICAZ Y EFICIENTE DE LA FUNCIÓN JUDICIAL EN EL TRIBUNAL SUPREMO DE JUSTICIA.

UNIDAD DE MEDIDA: PROCESO **META:** 1.230

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**44.305.201**	**0**	**0**	**0**	**0**	**44.305.201**
402	01	00	00	Productos alimenticios y agropecuarios	320.000	0	0	0	0	320.000
402	01	03	00	Productos agrícolas y pecuarios	320.000	0	0	0	0	320.000
402	02	00	00	Productos de minas, canteras y yacimientos	22.904	0	0	0	0	22.904
402	02	05	00	Piedra, arcilla, arena y tierra	22.904	0	0	0	0	22.904
402	03	00	00	Textiles y vestuarios	370.000	0	0	0	0	370.000
402	03	01	00	Textiles	370.000	0	0	0	0	370.000
402	04	00	00	Productos de cuero y caucho	53.250	0	0	0	0	53.250
402	04	03	00	Cauchos y tripas para vehículos	53.250	0	0	0	0	53.250
402	05	00	00	Productos de papel, cartón e impresos	320.000	0	0	0	0	320.000
402	05	01	00	Pulpa de madera, papel y cartón	320.000	0	0	0	0	320.000
402	06	00	00	Productos químicos y derivados	6.610.218	0	0	0	0	6.610.218
402	06	01	00	Sustancias químicas y de uso industrial	512.000	0	0	0	0	512.000
402	06	02	00	Abonos, plaguicidas y otros	240.000	0	0	0	0	240.000
402	06	03	00	Tintas, pinturas y colorantes	1.871.978	0	0	0	0	1.871.978
402	06	06	00	Combustibles y lubricantes	2.844.640	0	0	0	0	2.844.640
402	06	07	00	Productos diversos derivados del petróleo y del carbón	417.400	0	0	0	0	417.400
402	06	08	00	Productos plásticos	724.200	0	0	0	0	724.200
402	07	00	00	Productos minerales no metálicos	340.160	0	0	0	0	340.160
402	07	03	00	Productos de arcilla para construcción	205.200	0	0	0	0	205.200
402	07	04	00	Cemento, cal y yeso	134.960	0	0	0	0	134.960
402	08	00	00	Productos metálicos	17.183.142	0	0	0	0	17.183.142
402	08	01	00	Productos primarios de hierro y acero	275.040	0	0	0	0	275.040
402	08	02	00	Productos de metales no ferrosos	492.000	0	0	0	0	492.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.287.976	0	0	0	0	3.287.976
402	08	04	00	Productos metálicos estructurales	63.000	0	0	0	0	63.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	706.565	0	0	0	0	706.565
402	08	10	00	Repuestos y accesorios para otros equipos	12.358.561	0	0	0	0	12.358.561
402	09	00	00	Productos de madera	2.526.800	0	0	0	0	2.526.800
402	09	01	00	Productos primarios de madera	1.392.800	0	0	0	0	1.392.800

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 129309 210075000 FORTALECIMIENTO DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: GARANTIZAR LAS CONDICIONES FÍSICAS Y TECNOLÓGICAS PARA PROPORCIONAR UN MEDIO AMBIENTE LABORAL ADECUADO PARA EL DESEMPEÑO EFICAZ Y EFICIENTE DE LA FUNCIÓN JUDICIAL EN EL TRIBUNAL SUPREMO DE JUSTICIA.

UNIDAD DE MEDIDA: PROCESO **META:** 1.230

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	09	02	00	Muebles y accesorios de madera para edificaciones	1.134.000	0	0	0	0	1.134.000
402	10	00	00	Productos varios y útiles diversos	16.558.727	0	0	0	0	16.558.727
402	10	02	00	Materiales y útiles de limpieza y aseo	63.000	0	0	0	0	63.000
402	10	07	00	Productos de seguridad en el trabajo	109.200	0	0	0	0	109.200
402	10	08	00	Materiales para equipos de computación	4.279.520	0	0	0	0	4.279.520
402	10	11	00	Materiales eléctricos	8.564.400	0	0	0	0	8.564.400
402	10	12	00	Materiales para instalaciones sanitarias	513.240	0	0	0	0	513.240
402	10	99	00	Otros productos y útiles diversos	3.029.367	0	0	0	0	3.029.367
403	**00**	**00**	**00**	**Servicios no personales**	**285.666.010**	**0**	**0**	**0**	**0**	**285.666.010**
403	01	00	00	Alquileres de inmuebles	144.269	0	0	0	0	144.269
403	01	01	00	Alquileres de edificios y locales	144.269	0	0	0	0	144.269
403	02	00	00	Alquileres de maquinaria y equipos	2.520.946	0	0	0	0	2.520.946
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	206.386	0	0	0	0	206.386
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.227.200	0	0	0	0	2.227.200
403	02	99	00	Alquileres de otras maquinaria y equipos	87.360	0	0	0	0	87.360
403	04	00	00	Servicios básicos	27.429.379	0	0	0	0	27.429.379
403	04	01	00	Electricidad	2.304.000	0	0	0	0	2.304.000
403	04	03	00	Agua	576.000	0	0	0	0	576.000
403	04	04	00	Teléfonos	7.296.000	0	0	0	0	7.296.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	4.320.000	0	0	0	0	4.320.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	2.976.000	0	0	0	0	2.976.000
403	04	05	00	Servicio de comunicaciones	14.601.024	0	0	0	0	14.601.024
403	04	06	00	Servicio de aseo urbano y domiciliario	1.769.155	0	0	0	0	1.769.155
403	04	07	00	Servicio de condominio	883.200	0	0	0	0	883.200
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.570.238	0	0	0	0	2.570.238
403	07	03	00	Relaciones sociales	2.570.238	0	0	0	0	2.570.238
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	9.462.802	0	0	0	0	9.462.802
403	08	01	00	Primas y gastos de seguros	9.462.802	0	0	0	0	9.462.802
403	09	00	00	Viáticos y pasajes	18.000	0	0	0	0	18.000
403	09	01	00	Viáticos y pasajes dentro del país	18.000	0	0	0	0	18.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129309 210075000 FORTALECIMIENTO DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: GARANTIZAR LAS CONDICIONES FÍSICAS Y TECNOLÓGICAS PARA PROPORCIONAR UN MEDIO AMBIENTE LABORAL ADECUADO PARA EL DESEMPEÑO EFICAZ Y EFICIENTE DE LA FUNCIÓN JUDICIAL EN EL TRIBUNAL SUPREMO DE JUSTICIA.

UNIDAD DE MEDIDA: PROCESO **META:** 1.230

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	80.851.842	0	0	0	0	80.851.842
403	10	03	00	Servicios de procesamiento de datos	23.260.000	0	0	0	0	23.260.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	9.293.066	0	0	0	0	9.293.066
403	10	07	00	Servicios de capacitación y adiestramiento	11.015.000	0	0	0	0	11.015.000
403	10	99	00	Otros servicios profesionales y técnicos	37.283.776	0	0	0	0	37.283.776
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	19.731.051	0	0	0	0	19.731.051
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	7.031.978	0	0	0	0	7.031.978
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	100.160	0	0	0	0	100.160
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.290.241	0	0	0	0	5.290.241
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	7.308.672	0	0	0	0	7.308.672
403	12	00	00	Conservación y reparaciones menores de obras	82.749.997	0	0	0	0	82.749.997
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	82.749.997	0	0	0	0	82.749.997
403	18	00	00	Impuestos indirectos	60.187.486	0	0	0	0	60.187.486
403	18	01	00	Impuesto al valor agregado	60.187.486	0	0	0	0	60.187.486
404	**00**	**00**	**00**	**Activos reales**	**232.054.047**	**0**	**0**	**0**	**0**	**232.054.047**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	4.652.793	0	0	0	0	4.652.793
404	01	01	00	Repuestos mayores	4.172.793	0	0	0	0	4.172.793
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	2.400.000	0	0	0	0	2.400.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	972.124	0	0	0	0	972.124
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	800.669	0	0	0	0	800.669
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	480.000	0	0	0	0	480.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	480.000	0	0	0	0	480.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	128.566.145	0	0	0	0	128.566.145
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	128.566.145	0	0	0	0	128.566.145
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	7.773.000	0	0	0	0	7.773.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	273.000	0	0	0	0	273.000
404	03	06	00	Maquinaria y equipos de energía	7.500.000	0	0	0	0	7.500.000
404	04	00	00	Equipos de transporte, tracción y elevación	1.090.224	0	0	0	0	1.090.224

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129309 210075000 FORTALECIMIENTO DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: GARANTIZAR LAS CONDICIONES FÍSICAS Y TECNOLÓGICAS PARA PROPORCIONAR UN MEDIO AMBIENTE LABORAL ADECUADO PARA EL DESEMPEÑO EFICAZ Y EFICIENTE DE LA FUNCIÓN JUDICIAL EN EL TRIBUNAL SUPREMO DE JUSTICIA.

UNIDAD DE MEDIDA: PROCESO **META:** 1.230

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	04	01	00	Vehículos automotores terrestres	1.084.224	0	0	0	0	1.084.224
404	04	05	00	Vehículos de tracción no motorizados	6.000	0	0	0	0	6.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.384.000	0	0	0	0	3.384.000
404	05	01	00	Equipos de telecomunicaciones	3.384.000	0	0	0	0	3.384.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	4.668.720	0	0	0	0	4.668.720
404	07	02	00	Equipos de enseñanza, deporte y recreación	200.000	0	0	0	0	200.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	170.720	0	0	0	0	170.720
404	07	06	00	Instrumentos musicales y equipos de audio	4.298.000	0	0	0	0	4.298.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	75.794.365	0	0	0	0	75.794.365
404	09	01	00	Mobiliario y equipos de oficina	37.981.565	0	0	0	0	37.981.565
404	09	02	00	Equipos de computación	34.944.800	0	0	0	0	34.944.800
404	09	03	00	Mobiliario y equipos de alojamiento	2.868.000	0	0	0	0	2.868.000
404	12	00	00	Activos intangibles	6.124.800	0	0	0	0	6.124.800
404	12	04	00	Paquetes y programas de computación	6.124.800	0	0	0	0	6.124.800
				Totales	**562.025.258**	**0**	**0**	**0**	**0**	**562.025.258**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129309 210075000 FORTALECIMIENTO DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: GARANTIZAR LAS CONDICIONES FÍSICAS Y TECNOLÓGICAS PARA PROPORCIONAR UN MEDIO AMBIENTE LABORAL ADECUADO PARA EL DESEMPEÑO EFICAZ Y EFICIENTE DE LA FUNCIÓN JUDICIAL EN EL TRIBUNAL SUPREMO DE JUSTICIA.

UNIDAD DE MEDIDA: PROCESO **META:** 1.230

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129309 210075000 FORTALECIMIENTO DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: GARANTIZAR LAS CONDICIONES FÍSICAS Y TECNOLÓGICAS PARA PROPORCIONAR UN MEDIO AMBIENTE LABORAL ADECUADO PARA EL DESEMPEÑO EFICAZ Y EFICIENTE DE LA FUNCIÓN JUDICIAL EN EL TRIBUNAL SUPREMO DE JUSTICIA.

UNIDAD DE MEDIDA: PROCESO **META:** 1.230

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210075001 ADECUAR, REACONDICIONAR, REDISTRIBUIR Y REASIGNAR LA INFRAESTRUCTURA FÍSICA, A FIN DE ELEVAR LA CALIDAD DE SERVICIO DEL TRIBUNAL SUPREMO DE JUSTICIA.

UNIDAD DE MEDIDA: INFRAESTRUCTURA **META:** 64

RESPONSABLE/EJECUTOR: GERENCIA DE OPERACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**69.403.751**	**0**	**0**	**0**	**0**	**69.403.751**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	9.293.066	0	0	0	0	9.293.066
403	10	04	00	Servicios de ingeniería y arquitectónicos	9.293.066	0	0	0	0	9.293.066
403	12	00	00	Conservación y reparaciones menores de obras	38.899.625	0	0	0	0	38.899.625
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	38.899.625	0	0	0	0	38.899.625
403	18	00	00	Impuestos indirectos	21.211.060	0	0	0	0	21.211.060
403	18	01	00	Impuesto al valor agregado	21.211.060	0	0	0	0	21.211.060
404	**00**	**00**	**00**	**Activos reales**	**128.566.145**	**0**	**0**	**0**	**0**	**128.566.145**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	128.566.145	0	0	0	0	128.566.145
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	128.566.145	0	0	0	0	128.566.145
				Totales	**197.969.896**	**0**	**0**	**0**	**0**	**197.969.896**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129309 210075000 FORTALECIMIENTO DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: GARANTIZAR LAS CONDICIONES FÍSICAS Y TECNOLÓGICAS PARA PROPORCIONAR UN MEDIO AMBIENTE LABORAL ADECUADO PARA EL DESEMPEÑO EFICAZ Y EFICIENTE DE LA FUNCIÓN JUDICIAL EN EL TRIBUNAL SUPREMO DE JUSTICIA.

UNIDAD DE MEDIDA: PROCESO **META:** 1.230

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210075002 EQUIPAMIENTO Y SUMINISTROS VARIOS A FIN DE ELEVAR LA CALIDAD DE SERVICIO DEL TRIBUNAL SUPREMO DE JUSTICIA.

UNIDAD DE MEDIDA: EQUIPAMIENTO **META:** 359

RESPONSABLE/EJECUTOR: GERENCIA DE OPERACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**31.516.941**	**0**	**0**	**0**	**0**	**31.516.941**
402	01	00	00	Productos alimenticios y agropecuarios	320.000	0	0	0	0	320.000
402	01	03	00	Productos agrícolas y pecuarios	320.000	0	0	0	0	320.000
402	02	00	00	Productos de minas, canteras y yacimientos	22.904	0	0	0	0	22.904
402	02	05	00	Piedra, arcilla, arena y tierra	22.904	0	0	0	0	22.904
402	03	00	00	Textiles y vestuarios	320.000	0	0	0	0	320.000
402	03	01	00	Textiles	320.000	0	0	0	0	320.000
402	04	00	00	Productos de cuero y caucho	53.250	0	0	0	0	53.250
402	04	03	00	Cauchos y tripas para vehículos	53.250	0	0	0	0	53.250
402	05	00	00	Productos de papel, cartón e impresos	320.000	0	0	0	0	320.000
402	05	01	00	Pulpa de madera, papel y cartón	320.000	0	0	0	0	320.000
402	06	00	00	Productos químicos y derivados	6.076.218	0	0	0	0	6.076.218
402	06	01	00	Sustancias químicas y de uso industrial	512.000	0	0	0	0	512.000
402	06	02	00	Abonos, plaguicidas y otros	240.000	0	0	0	0	240.000
402	06	03	00	Tintas, pinturas y colorantes	1.871.978	0	0	0	0	1.871.978
402	06	06	00	Combustibles y lubricantes	2.844.640	0	0	0	0	2.844.640
402	06	07	00	Productos diversos derivados del petróleo y del carbón	417.400	0	0	0	0	417.400
402	06	08	00	Productos plásticos	190.200	0	0	0	0	190.200
402	07	00	00	Productos minerales no metálicos	340.160	0	0	0	0	340.160
402	07	03	00	Productos de arcilla para construcción	205.200	0	0	0	0	205.200
402	07	04	00	Cemento, cal y yeso	134.960	0	0	0	0	134.960
402	08	00	00	Productos metálicos	14.812.002	0	0	0	0	14.812.002
402	08	01	00	Productos primarios de hierro y acero	275.040	0	0	0	0	275.040
402	08	02	00	Productos de metales no ferrosos	492.000	0	0	0	0	492.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.798.276	0	0	0	0	1.798.276

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 129309 210075000 FORTALECIMIENTO DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: GARANTIZAR LAS CONDICIONES FÍSICAS Y TECNOLÓGICAS PARA PROPORCIONAR UN MEDIO AMBIENTE LABORAL ADECUADO PARA EL DESEMPEÑO EFICAZ Y EFICIENTE DE LA FUNCIÓN JUDICIAL EN EL TRIBUNAL SUPREMO DE JUSTICIA.

UNIDAD DE MEDIDA: PROCESO **META:** 1.230

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210075002 EQUIPAMIENTO Y SUMINISTROS VARIOS A FIN DE ELEVAR LA CALIDAD DE SERVICIO DEL TRIBUNAL SUPREMO DE JUSTICIA.

UNIDAD DE MEDIDA: EQUIPAMIENTO **META:** 359

RESPONSABLE/EJECUTOR: GERENCIA DE OPERACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	04	00	Productos metálicos estructurales	63.000	0	0	0	0	63.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	706.565	0	0	0	0	706.565
402	08	10	00	Repuestos y accesorios para otros equipos	11.477.121	0	0	0	0	11.477.121
402	09	00	00	Productos de madera	2.526.800	0	0	0	0	2.526.800
402	09	01	00	Productos primarios de madera	1.392.800	0	0	0	0	1.392.800
402	09	02	00	Muebles y accesorios de madera para edificaciones	1.134.000	0	0	0	0	1.134.000
402	10	00	00	Productos varios y útiles diversos	6.725.607	0	0	0	0	6.725.607
402	10	02	00	Materiales y útiles de limpieza y aseo	63.000	0	0	0	0	63.000
402	10	07	00	Productos de seguridad en el trabajo	109.200	0	0	0	0	109.200
402	10	11	00	Materiales eléctricos	3.010.800	0	0	0	0	3.010.800
402	10	12	00	Materiales para instalaciones sanitarias	513.240	0	0	0	0	513.240
402	10	99	00	Otros productos y útiles diversos	3.029.367	0	0	0	0	3.029.367
403	**00**	**00**	**00**	**Servicios no personales**	**10.387.194**	**0**	**0**	**0**	**0**	**10.387.194**
403	07	00	00	Servicios de información, impresión y relaciones públicas	172.800	0	0	0	0	172.800
403	07	03	00	Relaciones sociales	172.800	0	0	0	0	172.800
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	9.408	0	0	0	0	9.408
403	10	99	00	Otros servicios profesionales y técnicos	9.408	0	0	0	0	9.408
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	100.800	0	0	0	0	100.800
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	100.800	0	0	0	0	100.800
403	18	00	00	Impuestos indirectos	10.104.186	0	0	0	0	10.104.186
403	18	01	00	Impuesto al valor agregado	10.104.186	0	0	0	0	10.104.186
404	**00**	**00**	**00**	**Activos reales**	**52.401.589**	**0**	**0**	**0**	**0**	**52.401.589**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	2.400.000	0	0	0	0	2.400.000
404	01	01	00	Repuestos mayores	2.400.000	0	0	0	0	2.400.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	2.400.000	0	0	0	0	2.400.000

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 129309 210075000 FORTALECIMIENTO DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: GARANTIZAR LAS CONDICIONES FÍSICAS Y TECNOLÓGICAS PARA PROPORCIONAR UN MEDIO AMBIENTE LABORAL ADECUADO PARA EL DESEMPEÑO EFICAZ Y EFICIENTE DE LA FUNCIÓN JUDICIAL EN EL TRIBUNAL SUPREMO DE JUSTICIA.

UNIDAD DE MEDIDA: PROCESO **META:** 1.230

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210075002 EQUIPAMIENTO Y SUMINISTROS VARIOS A FIN DE ELEVAR LA CALIDAD DE SERVICIO DEL TRIBUNAL SUPREMO DE JUSTICIA.

UNIDAD DE MEDIDA: EQUIPAMIENTO **META:** 359

RESPONSABLE/EJECUTOR: GERENCIA DE OPERACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	7.773.000	0	0	0	0	7.773.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	273.000	0	0	0	0	273.000
404	03	06	00	Maquinaria y equipos de energía	7.500.000	0	0	0	0	7.500.000
404	04	00	00	Equipos de transporte, tracción y elevación	1.084.224	0	0	0	0	1.084.224
404	04	01	00	Vehículos automotores terrestres	1.084.224	0	0	0	0	1.084.224
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	41.144.365	0	0	0	0	41.144.365
404	09	01	00	Mobiliario y equipos de oficina	37.981.565	0	0	0	0	37.981.565
404	09	02	00	Equipos de computación	514.800	0	0	0	0	514.800
404	09	03	00	Mobiliario y equipos de alojamiento	2.648.000	0	0	0	0	2.648.000
				Totales	**94.305.724**	**0**	**0**	**0**	**0**	**94.305.724**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129309 210075000 FORTALECIMIENTO DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: GARANTIZAR LAS CONDICIONES FÍSICAS Y TECNOLÓGICAS PARA PROPORCIONAR UN MEDIO AMBIENTE LABORAL ADECUADO PARA EL DESEMPEÑO EFICAZ Y EFICIENTE DE LA FUNCIÓN JUDICIAL EN EL TRIBUNAL SUPREMO DE JUSTICIA.

UNIDAD DE MEDIDA: PROCESO **META:** 1.230

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210075003 SERVICIOS BÁSICOS IMPRESCINDIBLES Y RECURRENTES DE ACUERDO A LAS NECESIDADES DE LA INSTITUCIÓN.

UNIDAD DE MEDIDA: SERVICIO **META:** 385

RESPONSABLE/EJECUTOR: GERENCIA DE OPERACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**567.040**	**0**	**0**	**0**	**0**	**567.040**
402	08	00	00	Productos metálicos	567.040	0	0	0	0	567.040
402	08	10	00	Repuestos y accesorios para otros equipos	567.040	0	0	0	0	567.040
403	**00**	**00**	**00**	**Servicios no personales**	**89.813.070**	**0**	**0**	**0**	**0**	**89.813.070**
403	01	00	00	Alquileres de inmuebles	144.269	0	0	0	0	144.269
403	01	01	00	Alquileres de edificios y locales	144.269	0	0	0	0	144.269
403	02	00	00	Alquileres de maquinaria y equipos	2.520.946	0	0	0	0	2.520.946
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	206.386	0	0	0	0	206.386
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.227.200	0	0	0	0	2.227.200
403	02	99	00	Alquileres de otras maquinaria y equipos	87.360	0	0	0	0	87.360
403	04	00	00	Servicios básicos	7.389.379	0	0	0	0	7.389.379
403	04	01	00	Electricidad	2.304.000	0	0	0	0	2.304.000
403	04	03	00	Agua	576.000	0	0	0	0	576.000
403	04	05	00	Servicio de comunicaciones	1.857.024	0	0	0	0	1.857.024
403	04	06	00	Servicio de aseo urbano y domiciliario	1.769.155	0	0	0	0	1.769.155
403	04	07	00	Servicio de condominio	883.200	0	0	0	0	883.200
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.447.438	0	0	0	0	1.447.438
403	07	03	00	Relaciones sociales	1.447.438	0	0	0	0	1.447.438
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	9.462.802	0	0	0	0	9.462.802
403	08	01	00	Primas y gastos de seguros	9.462.802	0	0	0	0	9.462.802
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.024.368	0	0	0	0	2.024.368
403	10	99	00	Otros servicios profesionales y técnicos	2.024.368	0	0	0	0	2.024.368
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	13.030.251	0	0	0	0	13.030.251
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	6.931.178	0	0	0	0	6.931.178
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	100.160	0	0	0	0	100.160

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 129309 210075000 FORTALECIMIENTO DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: GARANTIZAR LAS CONDICIONES FÍSICAS Y TECNOLÓGICAS PARA PROPORCIONAR UN MEDIO AMBIENTE LABORAL ADECUADO PARA EL DESEMPEÑO EFICAZ Y EFICIENTE DE LA FUNCIÓN JUDICIAL EN EL TRIBUNAL SUPREMO DE JUSTICIA.

UNIDAD DE MEDIDA: PROCESO **META:** 1.230

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210075003 SERVICIOS BÁSICOS IMPRESCINDIBLES Y RECURRENTES DE ACUERDO A LAS NECESIDADES DE LA INSTITUCIÓN.

UNIDAD DE MEDIDA: SERVICIO **META:** 385

RESPONSABLE/EJECUTOR: GERENCIA DE OPERACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.990.241	0	0	0	0	4.990.241
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.008.672	0	0	0	0	1.008.672
403	12	00	00	Conservación y reparaciones menores de obras	43.850.372	0	0	0	0	43.850.372
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	43.850.372	0	0	0	0	43.850.372
403	18	00	00	Impuestos indirectos	9.943.245	0	0	0	0	9.943.245
403	18	01	00	Impuesto al valor agregado	9.943.245	0	0	0	0	9.943.245
404	**00**	**00**	**00**	**Activos reales**	**2.423.513**	**0**	**0**	**0**	**0**	**2.423.513**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	2.252.793	0	0	0	0	2.252.793
404	01	01	00	Repuestos mayores	1.772.793	0	0	0	0	1.772.793
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	972.124	0	0	0	0	972.124
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	800.669	0	0	0	0	800.669
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	480.000	0	0	0	0	480.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	480.000	0	0	0	0	480.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	170.720	0	0	0	0	170.720
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	170.720	0	0	0	0	170.720
				Totales	**92.803.623**	**0**	**0**	**0**	**0**	**92.803.623**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129309 210075000 FORTALECIMIENTO DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: GARANTIZAR LAS CONDICIONES FÍSICAS Y TECNOLÓGICAS PARA PROPORCIONAR UN MEDIO AMBIENTE LABORAL ADECUADO PARA EL DESEMPEÑO EFICAZ Y EFICIENTE DE LA FUNCIÓN JUDICIAL EN EL TRIBUNAL SUPREMO DE JUSTICIA.

UNIDAD DE MEDIDA: PROCESO **META:** 1.230

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210075004 FORTALECER LA INFRAESTRUCTURA TECNOLÓGICA QUE PERMITA IMPLEMENTAR SISTEMAS INTEGRADOS DE INFORMÁTICA.

UNIDAD DE MEDIDA: DOTACIÓN **META:** 125

RESPONSABLE/EJECUTOR: GERENCIA DE INFORMÁTICA Y TELECOMUNICACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**12.221.220**	0	0	0	0	**12.221.220**
402	03	00	00	Textiles y vestuarios	50.000	0	0	0	0	50.000
402	03	01	00	Textiles	50.000	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	534.000	0	0	0	0	534.000
402	06	08	00	Productos plásticos	534.000	0	0	0	0	534.000
402	08	00	00	Productos metálicos	1.804.100	0	0	0	0	1.804.100
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.489.700	0	0	0	0	1.489.700
402	08	10	00	Repuestos y accesorios para otros equipos	314.400	0	0	0	0	314.400
402	10	00	00	Productos varios y útiles diversos	9.833.120	0	0	0	0	9.833.120
402	10	08	00	Materiales para equipos de computación	4.279.520	0	0	0	0	4.279.520
402	10	11	00	Materiales eléctricos	5.553.600	0	0	0	0	5.553.600
403	**00**	**00**	**00**	**Servicios no personales**	**18.473.035**	0	0	0	0	**18.473.035**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	10.000.000	0	0	0	0	10.000.000
403	10	03	00	Servicios de procesamiento de datos	10.000.000	0	0	0	0	10.000.000
403	18	00	00	Impuestos indirectos	8.473.035	0	0	0	0	8.473.035
403	18	01	00	Impuesto al valor agregado	8.473.035	0	0	0	0	8.473.035
404	**00**	**00**	**00**	**Activos reales**	**48.662.800**	0	0	0	0	**48.662.800**
404	04	00	00	Equipos de transporte, tracción y elevación	6.000	0	0	0	0	6.000
404	04	05	00	Vehículos de tracción no motorizados	6.000	0	0	0	0	6.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.384.000	0	0	0	0	3.384.000
404	05	01	00	Equipos de telecomunicaciones	3.384.000	0	0	0	0	3.384.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	4.498.000	0	0	0	0	4.498.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	200.000	0	0	0	0	200.000
404	07	06	00	Instrumentos musicales y equipos de audio	4.298.000	0	0	0	0	4.298.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	34.650.000	0	0	0	0	34.650.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129309 210075000 FORTALECIMIENTO DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: GARANTIZAR LAS CONDICIONES FÍSICAS Y TECNOLÓGICAS PARA PROPORCIONAR UN MEDIO AMBIENTE LABORAL ADECUADO PARA EL DESEMPEÑO EFICAZ Y EFICIENTE DE LA FUNCIÓN JUDICIAL EN EL TRIBUNAL SUPREMO DE JUSTICIA.

UNIDAD DE MEDIDA: PROCESO **META:** 1.230

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 210075004 FORTALECER LA INFRAESTRUCTURA TECNOLÓGICA QUE PERMITA IMPLEMENTAR SISTEMAS INTEGRADOS DE INFORMÁTICA.

UNIDAD DE MEDIDA: DOTACIÓN **META:** 125

RESPONSABLE/EJECUTOR: GERENCIA DE INFORMÁTICA Y TELECOMUNICACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	02	00	Equipos de computación	34.430.000	0	0	0	0	34.430.000
404	09	03	00	Mobiliario y equipos de alojamiento	220.000	0	0	0	0	220.000
404	12	00	00	Activos intangibles	6.124.800	0	0	0	0	6.124.800
404	12	04	00	Paquetes y programas de computación	6.124.800	0	0	0	0	6.124.800
				Totales	**79.357.055**	**0**	**0**	**0**	**0**	**79.357.055**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 129309 210075000 FORTALECIMIENTO DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: GARANTIZAR LAS CONDICIONES FÍSICAS Y TECNOLÓGICAS PARA PROPORCIONAR UN MEDIO AMBIENTE LABORAL ADECUADO PARA EL DESEMPEÑO EFICAZ Y EFICIENTE DE LA FUNCIÓN JUDICIAL EN EL TRIBUNAL SUPREMO DE JUSTICIA.

UNIDAD DE MEDIDA: PROCESO **META:** 1.230

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 210075005 ADECUAR LOS SERVICIOS BÁSICOS IMPRESCINDIBLES Y RECURRENTES DE TECNOLOGÍA DE ACUERDO A LAS NECESIDADES DE LA INSTITUCIÓN.

UNIDAD DE MEDIDA: SERVICIO **META:** 297

RESPONSABLE/EJECUTOR: GERENCIA DE INFORMÁTICA Y TELECOMUNICACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	97.588.960	0	0	0	0	97.588.960
403	04	00	00	Servicios básicos	20.040.000	0	0	0	0	20.040.000
403	04	04	00	Teléfonos	7.296.000	0	0	0	0	7.296.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	4.320.000	0	0	0	0	4.320.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	2.976.000	0	0	0	0	2.976.000
403	04	05	00	Servicio de comunicaciones	12.744.000	0	0	0	0	12.744.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	950.000	0	0	0	0	950.000
403	07	03	00	Relaciones sociales	950.000	0	0	0	0	950.000
403	09	00	00	Viáticos y pasajes	18.000	0	0	0	0	18.000
403	09	01	00	Viáticos y pasajes dentro del país	18.000	0	0	0	0	18.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	59.525.000	0	0	0	0	59.525.000
403	10	03	00	Servicios de procesamiento de datos	13.260.000	0	0	0	0	13.260.000
403	10	07	00	Servicios de capacitación y adiestramiento	11.015.000	0	0	0	0	11.015.000
403	10	99	00	Otros servicios profesionales y técnicos	35.250.000	0	0	0	0	35.250.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.600.000	0	0	0	0	6.600.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	300.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	6.300.000	0	0	0	0	6.300.000
403	18	00	00	Impuestos indirectos	10.455.960	0	0	0	0	10.455.960
403	18	01	00	Impuesto al valor agregado	10.455.960	0	0	0	0	10.455.960
				Totales	97.588.960	0	0	0	0	97.588.960

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 219999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR AL ENTE LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 20.900.000

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**20.900.000**	**0**	**0**	**0**	**0**	**20.900.000**
407	01	00	00	Transferencias y donaciones corrientes internas	20.900.000	0	0	0	0	20.900.000
407	01	03	00	Transferencias corrientes internas al sector público	20.900.000	0	0	0	0	20.900.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	20.900.000	0	0	0	0	20.900.000
				Totales	**20.900.000**	**0**	**0**	**0**	**0**	**20.900.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 219999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR AL ENTE LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 20.900.000

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**20.900.000**	**0**	**0**	**0**	**0**	**20.900.000**
407	01	00	00	Transferencias y donaciones corrientes internas	20.900.000	0	0	0	0	20.900.000
407	01	03	00	Transferencias corrientes internas al sector público	20.900.000	0	0	0	0	20.900.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	20.900.000	0	0	0	0	20.900.000
				- A0475 Fundación Gaceta Forense	20.900.000	0	0	0	0	20.900.000
				Totales	**20.900.000**	**0**	**0**	**0**	**0**	**20.900.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 219999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR AL ENTE LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 20.900.000

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 219999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN GACETA FORENSE

UNIDAD DE MEDIDA: BOLÍVAR

META: 20.900.000

RESPONSABLE/EJECUTOR:

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**20.900.000**	**0**	**0**	**0**	**0**	**20.900.000**
407	01	00	00	Transferencias y donaciones corrientes internas	20.900.000	0	0	0	0	20.900.000
407	01	03	00	Transferencias corrientes internas al sector público	20.900.000	0	0	0	0	20.900.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	20.900.000	0	0	0	0	20.900.000
				Totales	**20.900.000**	**0**	**0**	**0**	**0**	**20.900.000**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.125.771.660**	**0**	**0**	**0**	**0**	**3.125.771.660**
401	01	00	00	Sueldos, salarios y otras retribuciones	436.480.247	0	0	0	0	436.480.247
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	354.361.075	0	0	0	0	354.361.075
401	01	03	00	Suplencias a empleados	14.116.921	0	0	0	0	14.116.921
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	8.331.407	0	0	0	0	8.331.407
401	01	13	00	Suplencias a obreros	30.000	0	0	0	0	30.000
401	01	18	00	Remuneraciones al personal contratado	59.145.571	0	0	0	0	59.145.571
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	58.645.571	0	0	0	0	58.645.571
401	01	18	02	Remuneraciones por honorarios profesionales	500.000	0	0	0	0	500.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	150.000	0	0	0	0	150.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	245.273	0	0	0	0	245.273
401	01	99	00	Otras retribuciones	100.000	0	0	0	0	100.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	16.102.567	0	0	0	0	16.102.567
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	15.965.684	0	0	0	0	15.965.684
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	136.883	0	0	0	0	136.883
401	03	00	00	Primas	113.864.931	0	0	0	0	113.864.931
401	03	01	00	Primas por mérito a empleados	17.747.841	0	0	0	0	17.747.841
401	03	02	00	Primas de transporte a empleados	2.970.000	0	0	0	0	2.970.000
401	03	08	00	Primas de profesionalización a empleados	22.201.627	0	0	0	0	22.201.627
401	03	09	00	Primas por antigüedad a empleados	64.225.705	0	0	0	0	64.225.705
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.590.000	0	0	0	0	3.590.000
401	03	16	00	Primas por mérito a obreros	1.034.244	0	0	0	0	1.034.244
401	03	17	00	Primas de transporte a obreros	213.000	0	0	0	0	213.000
401	03	19	00	Primas por hijos de obreros	745.926	0	0	0	0	745.926
401	03	21	00	Primas por antigüedad a obreros	1.106.588	0	0	0	0	1.106.588
401	03	39	00	Primas por hijos al personal contratado	30.000	0	0	0	0	30.000
401	04	00	00	Complementos de sueldos y salarios	1.702.759.809	0	0	0	0	1.702.759.809
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	9.935.718	0	0	0	0	9.935.718
401	04	02	00	Complemento a empleados por trabajo nocturno	1.200.000	0	0	0	0	1.200.000
401	04	05	00	Complemento a empleados por gastos de representación	100.000	0	0	0	0	100.000
401	04	06	00	Complemento a empleados por comisión de servicios	1.500.000	0	0	0	0	1.500.000
401	04	08	00	Bono compensatorio de alimentación a empleados	1.329.749.534	0	0	0	0	1.329.749.534

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	09	00	Bono compensatorio de transporte a empleados	250.000	0	0	0	0	250.000
401	04	10	00	Complemento a empleados por días feriados	8.948.814	0	0	0	0	8.948.814
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	352.931	0	0	0	0	352.931
401	04	18	00	Bono compensatorio de alimentación a obreros	95.695.974	0	0	0	0	95.695.974
401	04	19	00	Bono compensatorio de transporte a obreros	50.000	0	0	0	0	50.000
401	04	20	00	Complemento a obreros por días feriados	327.188	0	0	0	0	327.188
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	2.469.073	0	0	0	0	2.469.073
401	04	26	00	Bono compensatorio de alimentación al personal contratado	236.794.930	0	0	0	0	236.794.930
401	04	28	00	Complemento al personal contratado por días feriados	5.463.212	0	0	0	0	5.463.212
401	04	96	00	Otros complementos a empleados	6.554.702	0	0	0	0	6.554.702
401	04	97	00	Otros complementos a obreros	261.424	0	0	0	0	261.424
401	04	98	00	Otros complementos al personal contratado	3.106.309	0	0	0	0	3.106.309
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	444.438.415	0	0	0	0	444.438.415
401	05	01	00	Aguinaldos a empleados	199.526.365	0	0	0	0	199.526.365
401	05	03	00	Bono vacacional a empleados	177.584.907	0	0	0	0	177.584.907
401	05	04	00	Aguinaldos a obreros	9.365.018	0	0	0	0	9.365.018
401	05	06	00	Bono vacacional a obreros	3.829.951	0	0	0	0	3.829.951
401	05	07	00	Aguinaldos al personal contratado	30.451.010	0	0	0	0	30.451.010
401	05	08	00	Bono vacacional al personal contratado	23.458.228	0	0	0	0	23.458.228
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	115.016	0	0	0	0	115.016
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	107.920	0	0	0	0	107.920
401	06	00	00	Aportes patronales y legales	57.026.849	0	0	0	0	57.026.849
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	31.627.270	0	0	0	0	31.627.270
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.087.221	0	0	0	0	7.087.221
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	9.553.482	0	0	0	0	9.553.482
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	749.827	0	0	0	0	749.827
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	166.628	0	0	0	0	166.628
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	191.498	0	0	0	0	191.498
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	5.278.101	0	0	0	0	5.278.101
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.172.911	0	0	0	0	1.172.911
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.172.911	0	0	0	0	1.172.911

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	16.699	0	0	0	0	16.699
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	4.905	0	0	0	0	4.905
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	5.396	0	0	0	0	5.396
401	07	00	00	Asistencia socio-económica	333.913.401	0	0	0	0	333.913.401
401	07	02	00	Becas a empleados	1.940.400	0	0	0	0	1.940.400
401	07	03	00	Ayudas por matrimonio a empleados	1.070	0	0	0	0	1.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.070	0	0	0	0	1.070
401	07	05	00	Ayudas por defunción a empleados	2.475	0	0	0	0	2.475
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.750.000	0	0	0	0	2.750.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	44.559.225	0	0	0	0	44.559.225
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	10.057.500	0	0	0	0	10.057.500
401	07	10	00	Dotación de uniformes a empleados	147.171.177	0	0	0	0	147.171.177
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	19.450.080	0	0	0	0	19.450.080
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	41.583.000	0	0	0	0	41.583.000
401	07	18	00	Becas a obreros	476.100	0	0	0	0	476.100
401	07	19	00	Ayudas por matrimonio de obreros	1.070	0	0	0	0	1.070
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.070	0	0	0	0	1.070
401	07	21	00	Ayudas por defunción a obreros	2.475	0	0	0	0	2.475
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.550.000	0	0	0	0	2.550.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	999.769	0	0	0	0	999.769
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.593.350	0	0	0	0	2.593.350
401	07	26	00	Dotación de uniformes a obreros	19.328.379	0	0	0	0	19.328.379
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.037.338	0	0	0	0	1.037.338
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	3.441.000	0	0	0	0	3.441.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	29.433	0	0	0	0	29.433
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	1.650.000	0	0	0	0	1.650.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	25.123.020	0	0	0	0	25.123.020
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	8.682.000	0	0	0	0	8.682.000
401	07	96	00	Otras subvenciones a empleados	417.600	0	0	0	0	417.600
401	07	97	00	Otras subvenciones a obreros	64.800	0	0	0	0	64.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	00	00	Prestaciones sociales e indemnizaciones	21.185.441	0	0	0	0	21.185.441
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	10.592.720	0	0	0	0	10.592.720
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	4.237.088	0	0	0	0	4.237.088
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	6.355.633	0	0	0	0	6.355.633
403	**00**	**00**	**00**	**Servicios no personales**	**366.964.252**	**0**	**0**	**0**	**0**	**366.964.252**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	16.189.700	0	0	0	0	16.189.700
403	10	07	00	Servicios de capacitación y adiestramiento	16.189.700	0	0	0	0	16.189.700
403	16	00	00	Servicios de diversión, esparcimiento y culturales	207.753.600	0	0	0	0	207.753.600
403	16	01	00	Servicios de diversión, esparcimiento y culturales	207.753.600	0	0	0	0	207.753.600
403	18	00	00	Impuestos indirectos	138.570.997	0	0	0	0	138.570.997
403	18	01	00	Impuesto al valor agregado	138.570.997	0	0	0	0	138.570.997
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.449.955	0	0	0	0	4.449.955
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.449.955	0	0	0	0	4.449.955
				Totales	**3.492.735.912**	**0**	**0**	**0**	**0**	**3.492.735.912**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 21 - 295

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 210001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**3.125.771.660**	0	0	0	0	**3.125.771.660**
401	01	00	00	Sueldos, salarios y otras retribuciones	436.480.247	0	0	0	0	436.480.247
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	354.361.075	0	0	0	0	354.361.075
401	01	03	00	Suplencias a empleados	14.116.921	0	0	0	0	14.116.921
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	8.331.407	0	0	0	0	8.331.407
401	01	13	00	Suplencias a obreros	30.000	0	0	0	0	30.000
401	01	18	00	Remuneraciones al personal contratado	59.145.571	0	0	0	0	59.145.571
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	58.645.571	0	0	0	0	58.645.571
401	01	18	02	Remuneraciones por honorarios profesionales	500.000	0	0	0	0	500.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	150.000	0	0	0	0	150.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	245.273	0	0	0	0	245.273
401	01	99	00	Otras retribuciones	100.000	0	0	0	0	100.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	16.102.567	0	0	0	0	16.102.567
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	15.965.684	0	0	0	0	15.965.684
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	136.883	0	0	0	0	136.883
401	03	00	00	Primas	113.864.931	0	0	0	0	113.864.931
401	03	01	00	Primas por mérito a empleados	17.747.841	0	0	0	0	17.747.841
401	03	02	00	Primas de transporte a empleados	2.970.000	0	0	0	0	2.970.000
401	03	08	00	Primas de profesionalización a empleados	22.201.627	0	0	0	0	22.201.627
401	03	09	00	Primas por antigüedad a empleados	64.225.705	0	0	0	0	64.225.705
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.590.000	0	0	0	0	3.590.000
401	03	16	00	Primas por mérito a obreros	1.034.244	0	0	0	0	1.034.244
401	03	17	00	Primas de transporte a obreros	213.000	0	0	0	0	213.000
401	03	19	00	Primas por hijos de obreros	745.926	0	0	0	0	745.926
401	03	21	00	Primas por antigüedad a obreros	1.106.588	0	0	0	0	1.106.588
401	03	39	00	Primas por hijos al personal contratado	30.000	0	0	0	0	30.000
401	04	00	00	Complementos de sueldos y salarios	1.702.759.809	0	0	0	0	1.702.759.809

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 210001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	9.935.718	0	0	0	0	9.935.718
401	04	02	00	Complemento a empleados por trabajo nocturno	1.200.000	0	0	0	0	1.200.000
401	04	05	00	Complemento a empleados por gastos de representación	100.000	0	0	0	0	100.000
401	04	06	00	Complemento a empleados por comisión de servicios	1.500.000	0	0	0	0	1.500.000
401	04	08	00	Bono compensatorio de alimentación a empleados	1.329.749.534	0	0	0	0	1.329.749.534
401	04	09	00	Bono compensatorio de transporte a empleados	250.000	0	0	0	0	250.000
401	04	10	00	Complemento a empleados por días feriados	8.948.814	0	0	0	0	8.948.814
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	352.931	0	0	0	0	352.931
401	04	18	00	Bono compensatorio de alimentación a obreros	95.695.974	0	0	0	0	95.695.974
401	04	19	00	Bono compensatorio de transporte a obreros	50.000	0	0	0	0	50.000
401	04	20	00	Complemento a obreros por días feriados	327.188	0	0	0	0	327.188
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	2.469.073	0	0	0	0	2.469.073
401	04	26	00	Bono compensatorio de alimentación al personal contratado	236.794.930	0	0	0	0	236.794.930
401	04	28	00	Complemento al personal contratado por días feriados	5.463.212	0	0	0	0	5.463.212
401	04	96	00	Otros complementos a empleados	6.554.702	0	0	0	0	6.554.702
401	04	97	00	Otros complementos a obreros	261.424	0	0	0	0	261.424
401	04	98	00	Otros complementos al personal contratado	3.106.309	0	0	0	0	3.106.309
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	444.438.415	0	0	0	0	444.438.415
401	05	01	00	Aguinaldos a empleados	199.526.365	0	0	0	0	199.526.365
401	05	03	00	Bono vacacional a empleados	177.584.907	0	0	0	0	177.584.907
401	05	04	00	Aguinaldos a obreros	9.365.018	0	0	0	0	9.365.018
401	05	06	00	Bono vacacional a obreros	3.829.951	0	0	0	0	3.829.951
401	05	07	00	Aguinaldos al personal contratado	30.451.010	0	0	0	0	30.451.010
401	05	08	00	Bono vacacional al personal contratado	23.458.228	0	0	0	0	23.458.228
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	115.016	0	0	0	0	115.016
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	107.920	0	0	0	0	107.920
401	06	00	00	Aportes patronales y legales	57.026.849	0	0	0	0	57.026.849

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 210001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	31.627.270	0	0	0	0	31.627.270
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.087.221	0	0	0	0	7.087.221
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	9.553.482	0	0	0	0	9.553.482
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	749.827	0	0	0	0	749.827
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	166.628	0	0	0	0	166.628
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	191.498	0	0	0	0	191.498
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	5.278.101	0	0	0	0	5.278.101
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.172.911	0	0	0	0	1.172.911
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.172.911	0	0	0	0	1.172.911
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	16.699	0	0	0	0	16.699
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	4.905	0	0	0	0	4.905
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	5.396	0	0	0	0	5.396
401	07	00	00	Asistencia socio-económica	333.913.401	0	0	0	0	333.913.401
401	07	02	00	Becas a empleados	1.940.400	0	0	0	0	1.940.400
401	07	03	00	Ayudas por matrimonio a empleados	1.070	0	0	0	0	1.070
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.070	0	0	0	0	1.070
401	07	05	00	Ayudas por defunción a empleados	2.475	0	0	0	0	2.475
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.750.000	0	0	0	0	2.750.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	44.559.225	0	0	0	0	44.559.225
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	10.057.500	0	0	0	0	10.057.500
401	07	10	00	Dotación de uniformes a empleados	147.171.177	0	0	0	0	147.171.177
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	19.450.080	0	0	0	0	19.450.080
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	41.583.000	0	0	0	0	41.583.000
401	07	18	00	Becas a obreros	476.100	0	0	0	0	476.100
401	07	19	00	Ayudas por matrimonio de obreros	1.070	0	0	0	0	1.070

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 210001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.070	0	0	0	0	1.070
401	07	21	00	Ayudas por defunción a obreros	2.475	0	0	0	0	2.475
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.550.000	0	0	0	0	2.550.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	999.769	0	0	0	0	999.769
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.593.350	0	0	0	0	2.593.350
401	07	26	00	Dotación de uniformes a obreros	19.328.379	0	0	0	0	19.328.379
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.037.338	0	0	0	0	1.037.338
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	3.441.000	0	0	0	0	3.441.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	29.433	0	0	0	0	29.433
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	1.650.000	0	0	0	0	1.650.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	25.123.020	0	0	0	0	25.123.020
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	8.682.000	0	0	0	0	8.682.000
401	07	96	00	Otras subvenciones a empleados	417.600	0	0	0	0	417.600
401	07	97	00	Otras subvenciones a obreros	64.800	0	0	0	0	64.800
401	08	00	00	Prestaciones sociales e indemnizaciones	21.185.441	0	0	0	0	21.185.441
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	10.592.720	0	0	0	0	10.592.720
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	4.237.088	0	0	0	0	4.237.088
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	6.355.633	0	0	0	0	6.355.633
403	**00**	**00**	**00**	**Servicios no personales**	**366.964.252**	**0**	**0**	**0**	**0**	**366.964.252**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	16.189.700	0	0	0	0	16.189.700
403	10	07	00	Servicios de capacitación y adiestramiento	16.189.700	0	0	0	0	16.189.700
403	16	00	00	Servicios de diversión, esparcimiento y culturales	207.753.600	0	0	0	0	207.753.600
403	16	01	00	Servicios de diversión, esparcimiento y culturales	207.753.600	0	0	0	0	207.753.600
403	18	00	00	Impuestos indirectos	138.570.997	0	0	0	0	138.570.997
403	18	01	00	Impuesto al valor agregado	138.570.997	0	0	0	0	138.570.997
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.449.955	0	0	0	0	4.449.955
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.449.955	0	0	0	0	4.449.955

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 210001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	**3.492.735.912**	**0**	**0**	**0**	**0**	**3.492.735.912**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **ACCIÓN CENTRALIZADA:** 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**175.796.017**	0	0	0	0	**175.796.017**
402	01	00	00	Productos alimenticios y agropecuarios	16.479.842	0	0	0	0	16.479.842
402	01	01	00	Alimentos y bebidas para personas	16.439.842	0	0	0	0	16.439.842
402	01	03	00	Productos agrícolas y pecuarios	40.000	0	0	0	0	40.000
402	03	00	00	Textiles y vestuarios	3.813.350	0	0	0	0	3.813.350
402	03	01	00	Textiles	1.704.160	0	0	0	0	1.704.160
402	03	02	00	Prendas de vestir	1.912.640	0	0	0	0	1.912.640
402	03	03	00	Calzados	196.550	0	0	0	0	196.550
402	04	00	00	Productos de cuero y caucho	1.908.480	0	0	0	0	1.908.480
402	04	03	00	Cauchos y tripas para vehículos	1.908.480	0	0	0	0	1.908.480
402	05	00	00	Productos de papel, cartón e impresos	70.663.888	0	0	0	0	70.663.888
402	05	01	00	Pulpa de madera, papel y cartón	4.486.432	0	0	0	0	4.486.432
402	05	02	00	Envases y cajas de papel y cartón	376.320	0	0	0	0	376.320
402	05	03	00	Productos de papel y cartón para oficina	60.606.064	0	0	0	0	60.606.064
402	05	04	00	Libros, revistas y periódicos	316.192	0	0	0	0	316.192
402	05	06	00	Productos de papel y cartón para computación	2.552.640	0	0	0	0	2.552.640
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.326.240	0	0	0	0	2.326.240
402	06	00	00	Productos químicos y derivados	11.899.638	0	0	0	0	11.899.638
402	06	02	00	Abonos, plaguicidas y otros	182.656	0	0	0	0	182.656
402	06	03	00	Tintas, pinturas y colorantes	6.061.590	0	0	0	0	6.061.590
402	06	04	00	Productos farmacéuticos y medicamentos	2.506.560	0	0	0	0	2.506.560
402	06	05	00	Productos de tocador	313.760	0	0	0	0	313.760
402	06	06	00	Combustibles y lubricantes	319.872	0	0	0	0	319.872
402	06	08	00	Productos plásticos	2.515.200	0	0	0	0	2.515.200
402	07	00	00	Productos minerales no metálicos	46.500	0	0	0	0	46.500
402	07	02	00	Vidrios y productos de vidrio	26.000	0	0	0	0	26.000
402	07	04	00	Cemento, cal y yeso	20.500	0	0	0	0	20.500
402	08	00	00	Productos metálicos	5.281.230	0	0	0	0	5.281.230
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.614.458	0	0	0	0	1.614.458
402	08	05	00	Materiales de orden público, seguridad y defensa	435.572	0	0	0	0	435.572
402	08	07	00	Material de señalamiento	1.456.000	0	0	0	0	1.456.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	749.232	0	0	0	0	749.232
402	08	10	00	Repuestos y accesorios para otros equipos	417.968	0	0	0	0	417.968

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	99	00	Otros productos metálicos	608.000	0	0	0	0	608.000
402	09	00	00	Productos de madera	24.960	0	0	0	0	24.960
402	09	01	00	Productos primarios de madera	24.960	0	0	0	0	24.960
402	10	00	00	Productos varios y útiles diversos	65.519.089	0	0	0	0	65.519.089
402	10	01	00	Artículos de deporte, recreación y juguetes	145.600	0	0	0	0	145.600
402	10	02	00	Materiales y útiles de limpieza y aseo	12.832.515	0	0	0	0	12.832.515
402	10	03	00	Utensilios de cocina y comedor	637.248	0	0	0	0	637.248
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.911.248	0	0	0	0	2.911.248
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.625.872	0	0	0	0	8.625.872
402	10	06	00	Condecoraciones, ofrendas y similares	175.424	0	0	0	0	175.424
402	10	07	00	Productos de seguridad en el trabajo	1.079.280	0	0	0	0	1.079.280
402	10	08	00	Materiales para equipos de computación	29.359.174	0	0	0	0	29.359.174
402	10	11	00	Materiales eléctricos	5.846.264	0	0	0	0	5.846.264
402	10	12	00	Materiales para instalaciones sanitarias	2.146.560	0	0	0	0	2.146.560
402	10	13	00	Materiales fotográficos	569.120	0	0	0	0	569.120
402	10	99	00	Otros productos y útiles diversos	1.190.784	0	0	0	0	1.190.784
402	99	00	00	Otros materiales y suministros	159.040	0	0	0	0	159.040
402	99	01	00	Otros materiales y suministros	159.040	0	0	0	0	159.040
403	**00**	**00**	**00**	**Servicios no personales**	**396.991.363**	**0**	**0**	**0**	**0**	**396.991.363**
403	01	00	00	Alquileres de inmuebles	46.299.200	0	0	0	0	46.299.200
403	01	01	00	Alquileres de edificios y locales	46.216.000	0	0	0	0	46.216.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	83.200	0	0	0	0	83.200
403	02	00	00	Alquileres de maquinaria y equipos	5.716.602	0	0	0	0	5.716.602
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	3.349.194	0	0	0	0	3.349.194
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	2.367.408	0	0	0	0	2.367.408
403	04	00	00	Servicios básicos	80.774.309	0	0	0	0	80.774.309
403	04	01	00	Electricidad	16.480.000	0	0	0	0	16.480.000
403	04	03	00	Agua	11.700.000	0	0	0	0	11.700.000
403	04	04	00	Teléfonos	15.024.000	0	0	0	0	15.024.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	14.024.000	0	0	0	0	14.024.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.000.000	0	0	0	0	1.000.000
403	04	05	00	Servicio de comunicaciones	5.691.802	0	0	0	0	5.691.802
403	04	06	00	Servicio de aseo urbano y domiciliario	1.813.875	0	0	0	0	1.813.875

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	07	00	Servicio de condominio	30.064.632	0	0	0	0	30.064.632
403	06	00	00	Servicios de transporte y almacenaje	21.155.708	0	0	0	0	21.155.708
403	06	01	00	Fletes y embalajes	394.944	0	0	0	0	394.944
403	06	03	00	Estacionamiento	693.033	0	0	0	0	693.033
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	20.067.731	0	0	0	0	20.067.731
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.194.752	0	0	0	0	5.194.752
403	07	02	00	Imprenta y reproducción	1.354.752	0	0	0	0	1.354.752
403	07	03	00	Relaciones sociales	3.840.000	0	0	0	0	3.840.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	32.837.256	0	0	0	0	32.837.256
403	08	01	00	Primas y gastos de seguros	32.569.070	0	0	0	0	32.569.070
403	08	02	00	Comisiones y gastos bancarios	268.186	0	0	0	0	268.186
403	09	00	00	Viáticos y pasajes	7.164.973	0	0	0	0	7.164.973
403	09	01	00	Viáticos y pasajes dentro del país	7.164.973	0	0	0	0	7.164.973
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	61.581.334	0	0	0	0	61.581.334
403	10	03	00	Servicios de procesamiento de datos	2.959.094	0	0	0	0	2.959.094
403	10	09	00	Servicios de lavandería y tintorería	22.736	0	0	0	0	22.736
403	10	11	00	Servicios para la elaboración y suministro de comida	58.368.000	0	0	0	0	58.368.000
403	10	99	00	Otros servicios profesionales y técnicos	231.504	0	0	0	0	231.504
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	14.728.352	0	0	0	0	14.728.352
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	9.814.880	0	0	0	0	9.814.880
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	161.840	0	0	0	0	161.840
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	164.960	0	0	0	0	164.960
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.483.872	0	0	0	0	4.483.872
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	102.800	0	0	0	0	102.800
403	12	00	00	Conservación y reparaciones menores de obras	154.210	0	0	0	0	154.210
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	154.210	0	0	0	0	154.210
403	15	00	00	Servicios fiscales	2.056	0	0	0	0	2.056
403	15	02	00	Tasas y otros derechos obligatorios	2.056	0	0	0	0	2.056
403	16	00	00	Servicios de diversión, esparcimiento y culturales	47.840.000	0	0	0	0	47.840.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	47.840.000	0	0	0	0	47.840.000
403	18	00	00	Impuestos indirectos	73.542.611	0	0	0	0	73.542.611
403	18	01	00	Impuesto al valor agregado	73.542.611	0	0	0	0	73.542.611

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**125.545.938**	0	0	0	0	**125.545.938**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	19.154.733	0	0	0	0	19.154.733
404	01	01	00	Repuestos mayores	1.087.891	0	0	0	0	1.087.891
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	87.411	0	0	0	0	87.411
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	1.000.480	0	0	0	0	1.000.480
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	18.066.842	0	0	0	0	18.066.842
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	18.066.842	0	0	0	0	18.066.842
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	5.081.847	0	0	0	0	5.081.847
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	388.983	0	0	0	0	388.983
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.640.000	0	0	0	0	3.640.000
404	03	05	00	Maquinaria y equipos industriales y de taller	1.052.864	0	0	0	0	1.052.864
404	04	00	00	Equipos de transporte, tracción y elevación	3.490.896	0	0	0	0	3.490.896
404	04	01	00	Vehículos automotores terrestres	2.182.016	0	0	0	0	2.182.016
404	04	05	00	Vehículos de tracción no motorizados	658.624	0	0	0	0	658.624
404	04	06	00	Equipos auxiliares de transporte	650.256	0	0	0	0	650.256
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.644.800	0	0	0	0	5.644.800
404	05	01	00	Equipos de telecomunicaciones	5.644.800	0	0	0	0	5.644.800
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.320.816	0	0	0	0	2.320.816
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.320.816	0	0	0	0	2.320.816
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.465.904	0	0	0	0	2.465.904
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.131.808	0	0	0	0	1.131.808
404	07	03	00	Obras de arte	257.024	0	0	0	0	257.024
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	110.976	0	0	0	0	110.976
404	07	06	00	Instrumentos musicales y equipos de audio	67.536	0	0	0	0	67.536
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	898.560	0	0	0	0	898.560
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	9.776.000	0	0	0	0	9.776.000
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	9.776.000	0	0	0	0	9.776.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	77.610.942	0	0	0	0	77.610.942
404	09	01	00	Mobiliario y equipos de oficina	67.157.742	0	0	0	0	67.157.742
404	09	02	00	Equipos de computación	6.760.000	0	0	0	0	6.760.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.419.600	0	0	0	0	1.419.600
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.273.600	0	0	0	0	2.273.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
411	**00**	**00**	**00**	**Disminución de pasivos**	**81.300.000**	**0**	**0**	**0**	**0**	**81.300.000**
411	11	00	00	Obligaciones de ejercicios anteriores	81.300.000	0	0	0	0	81.300.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	80.000.000	0	0	0	0	80.000.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	1.300.000	0	0	0	0	1.300.000
				Totales	**779.633.318**	**0**	**0**	**0**	**0**	**779.633.318**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **ACCIÓN CENTRALIZADA:** 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 210002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**175.796.017**	**0**	**0**	**0**	**0**	**175.796.017**
402	01	00	00	Productos alimenticios y agropecuarios	16.479.842	0	0	0	0	16.479.842
402	01	01	00	Alimentos y bebidas para personas	16.439.842	0	0	0	0	16.439.842
402	01	03	00	Productos agrícolas y pecuarios	40.000	0	0	0	0	40.000
402	03	00	00	Textiles y vestuarios	3.813.350	0	0	0	0	3.813.350
402	03	01	00	Textiles	1.704.160	0	0	0	0	1.704.160
402	03	02	00	Prendas de vestir	1.912.640	0	0	0	0	1.912.640
402	03	03	00	Calzados	196.550	0	0	0	0	196.550
402	04	00	00	Productos de cuero y caucho	1.908.480	0	0	0	0	1.908.480
402	04	03	00	Cauchos y tripas para vehículos	1.908.480	0	0	0	0	1.908.480
402	05	00	00	Productos de papel, cartón e impresos	70.663.888	0	0	0	0	70.663.888
402	05	01	00	Pulpa de madera, papel y cartón	4.486.432	0	0	0	0	4.486.432
402	05	02	00	Envases y cajas de papel y cartón	376.320	0	0	0	0	376.320
402	05	03	00	Productos de papel y cartón para oficina	60.606.064	0	0	0	0	60.606.064
402	05	04	00	Libros, revistas y periódicos	316.192	0	0	0	0	316.192
402	05	06	00	Productos de papel y cartón para computación	2.552.640	0	0	0	0	2.552.640
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.326.240	0	0	0	0	2.326.240
402	06	00	00	Productos químicos y derivados	11.899.638	0	0	0	0	11.899.638
402	06	02	00	Abonos, plaguicidas y otros	182.656	0	0	0	0	182.656
402	06	03	00	Tintas, pinturas y colorantes	6.061.590	0	0	0	0	6.061.590
402	06	04	00	Productos farmacéuticos y medicamentos	2.506.560	0	0	0	0	2.506.560
402	06	05	00	Productos de tocador	313.760	0	0	0	0	313.760
402	06	06	00	Combustibles y lubricantes	319.872	0	0	0	0	319.872
402	06	08	00	Productos plásticos	2.515.200	0	0	0	0	2.515.200
402	07	00	00	Productos minerales no metálicos	46.500	0	0	0	0	46.500
402	07	02	00	Vidrios y productos de vidrio	26.000	0	0	0	0	26.000
402	07	04	00	Cemento, cal y yeso	20.500	0	0	0	0	20.500
402	08	00	00	Productos metálicos	5.281.230	0	0	0	0	5.281.230

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 210002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.614.458	0	0	0	0	1.614.458
402	08	05	00	Materiales de orden público, seguridad y defensa	435.572	0	0	0	0	435.572
402	08	07	00	Material de señalamiento	1.456.000	0	0	0	0	1.456.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	749.232	0	0	0	0	749.232
402	08	10	00	Repuestos y accesorios para otros equipos	417.968	0	0	0	0	417.968
402	08	99	00	Otros productos metálicos	608.000	0	0	0	0	608.000
402	09	00	00	Productos de madera	24.960	0	0	0	0	24.960
402	09	01	00	Productos primarios de madera	24.960	0	0	0	0	24.960
402	10	00	00	Productos varios y útiles diversos	65.519.089	0	0	0	0	65.519.089
402	10	01	00	Artículos de deporte, recreación y juguetes	145.600	0	0	0	0	145.600
402	10	02	00	Materiales y útiles de limpieza y aseo	12.832.515	0	0	0	0	12.832.515
402	10	03	00	Utensilios de cocina y comedor	637.248	0	0	0	0	637.248
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.911.248	0	0	0	0	2.911.248
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.625.872	0	0	0	0	8.625.872
402	10	06	00	Condecoraciones, ofrendas y similares	175.424	0	0	0	0	175.424
402	10	07	00	Productos de seguridad en el trabajo	1.079.280	0	0	0	0	1.079.280
402	10	08	00	Materiales para equipos de computación	29.359.174	0	0	0	0	29.359.174
402	10	11	00	Materiales eléctricos	5.846.264	0	0	0	0	5.846.264
402	10	12	00	Materiales para instalaciones sanitarias	2.146.560	0	0	0	0	2.146.560
402	10	13	00	Materiales fotográficos	569.120	0	0	0	0	569.120
402	10	99	00	Otros productos y útiles diversos	1.190.784	0	0	0	0	1.190.784
402	99	00	00	Otros materiales y suministros	159.040	0	0	0	0	159.040
402	99	01	00	Otros materiales y suministros	159.040	0	0	0	0	159.040
403	**00**	**00**	**00**	**Servicios no personales**	**396.991.363**	**0**	**0**	**0**	**0**	**396.991.363**
403	01	00	00	Alquileres de inmuebles	46.299.200	0	0	0	0	46.299.200
403	01	01	00	Alquileres de edificios y locales	46.216.000	0	0	0	0	46.216.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	83.200	0	0	0	0	83.200
403	02	00	00	Alquileres de maquinaria y equipos	5.716.602	0	0	0	0	5.716.602

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 210002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	3.349.194	0	0	0	0	3.349.194
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	2.367.408	0	0	0	0	2.367.408
403	04	00	00	Servicios básicos	80.774.309	0	0	0	0	80.774.309
403	04	01	00	Electricidad	16.480.000	0	0	0	0	16.480.000
403	04	03	00	Agua	11.700.000	0	0	0	0	11.700.000
403	04	04	00	Teléfonos	15.024.000	0	0	0	0	15.024.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	14.024.000	0	0	0	0	14.024.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.000.000	0	0	0	0	1.000.000
403	04	05	00	Servicio de comunicaciones	5.691.802	0	0	0	0	5.691.802
403	04	06	00	Servicio de aseo urbano y domiciliario	1.813.875	0	0	0	0	1.813.875
403	04	07	00	Servicio de condominio	30.064.632	0	0	0	0	30.064.632
403	06	00	00	Servicios de transporte y almacenaje	21.155.708	0	0	0	0	21.155.708
403	06	01	00	Fletes y embalajes	394.944	0	0	0	0	394.944
403	06	03	00	Estacionamiento	693.033	0	0	0	0	693.033
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	20.067.731	0	0	0	0	20.067.731
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.194.752	0	0	0	0	5.194.752
403	07	02	00	Imprenta y reproducción	1.354.752	0	0	0	0	1.354.752
403	07	03	00	Relaciones sociales	3.840.000	0	0	0	0	3.840.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	32.837.256	0	0	0	0	32.837.256
403	08	01	00	Primas y gastos de seguros	32.569.070	0	0	0	0	32.569.070
403	08	02	00	Comisiones y gastos bancarios	268.186	0	0	0	0	268.186
403	09	00	00	Viáticos y pasajes	7.164.973	0	0	0	0	7.164.973
403	09	01	00	Viáticos y pasajes dentro del país	7.164.973	0	0	0	0	7.164.973
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	61.581.334	0	0	0	0	61.581.334
403	10	03	00	Servicios de procesamiento de datos	2.959.094	0	0	0	0	2.959.094
403	10	09	00	Servicios de lavandería y tintorería	22.736	0	0	0	0	22.736
403	10	11	00	Servicios para la elaboración y suministro de comida	58.368.000	0	0	0	0	58.368.000
403	10	99	00	Otros servicios profesionales y técnicos	231.504	0	0	0	0	231.504

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 210002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	14.728.352	0	0	0	0	14.728.352
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	9.814.880	0	0	0	0	9.814.880
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	161.840	0	0	0	0	161.840
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	164.960	0	0	0	0	164.960
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.483.872	0	0	0	0	4.483.872
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	102.800	0	0	0	0	102.800
403	12	00	00	Conservación y reparaciones menores de obras	154.210	0	0	0	0	154.210
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	154.210	0	0	0	0	154.210
403	15	00	00	Servicios fiscales	2.056	0	0	0	0	2.056
403	15	02	00	Tasas y otros derechos obligatorios	2.056	0	0	0	0	2.056
403	16	00	00	Servicios de diversión, esparcimiento y culturales	47.840.000	0	0	0	0	47.840.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	47.840.000	0	0	0	0	47.840.000
403	18	00	00	Impuestos indirectos	73.542.611	0	0	0	0	73.542.611
403	18	01	00	Impuesto al valor agregado	73.542.611	0	0	0	0	73.542.611
404	**00**	**00**	**00**	**Activos reales**	**125.545.938**	**0**	**0**	**0**	**0**	**125.545.938**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	19.154.733	0	0	0	0	19.154.733
404	01	01	00	Repuestos mayores	1.087.891	0	0	0	0	1.087.891
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	87.411	0	0	0	0	87.411
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	1.000.480	0	0	0	0	1.000.480
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	18.066.842	0	0	0	0	18.066.842
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	18.066.842	0	0	0	0	18.066.842
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	5.081.847	0	0	0	0	5.081.847
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	388.983	0	0	0	0	388.983
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.640.000	0	0	0	0	3.640.000
404	03	05	00	Maquinaria y equipos industriales y de taller	1.052.864	0	0	0	0	1.052.864
404	04	00	00	Equipos de transporte, tracción y elevación	3.490.896	0	0	0	0	3.490.896
404	04	01	00	Vehículos automotores terrestres	2.182.016	0	0	0	0	2.182.016

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA ACCIÓN CENTRALIZADA: 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 210002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	04	05	00	Vehículos de tracción no motorizados	658.624	0	0	0	0	658.624
404	04	06	00	Equipos auxiliares de transporte	650.256	0	0	0	0	650.256
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.644.800	0	0	0	0	5.644.800
404	05	01	00	Equipos de telecomunicaciones	5.644.800	0	0	0	0	5.644.800
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.320.816	0	0	0	0	2.320.816
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.320.816	0	0	0	0	2.320.816
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.465.904	0	0	0	0	2.465.904
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.131.808	0	0	0	0	1.131.808
404	07	03	00	Obras de arte	257.024	0	0	0	0	257.024
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	110.976	0	0	0	0	110.976
404	07	06	00	Instrumentos musicales y equipos de audio	67.536	0	0	0	0	67.536
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	898.560	0	0	0	0	898.560
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	9.776.000	0	0	0	0	9.776.000
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	9.776.000	0	0	0	0	9.776.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	77.610.942	0	0	0	0	77.610.942
404	09	01	00	Mobiliario y equipos de oficina	67.157.742	0	0	0	0	67.157.742
404	09	02	00	Equipos de computación	6.760.000	0	0	0	0	6.760.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.419.600	0	0	0	0	1.419.600
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.273.600	0	0	0	0	2.273.600
411	**00**	**00**	**00**	**Disminución de pasivos**	**81.300.000**	**0**	**0**	**0**	**0**	**81.300.000**
411	11	00	00	Obligaciones de ejercicios anteriores	81.300.000	0	0	0	0	81.300.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	80.000.000	0	0	0	0	80.000.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	1.300.000	0	0	0	0	1.300.000
				Totales	**779.633.318**	**0**	**0**	**0**	**0**	**779.633.318**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.664.540.467**	**0**	**0**	**0**	**0**	**1.664.540.467**
407	01	00	00	Transferencias y donaciones corrientes internas	1.664.540.467	0	0	0	0	1.664.540.467
407	01	01	00	Transferencias corrientes internas al sector privado	1.664.540.467	0	0	0	0	1.664.540.467
407	01	01	01	Pensiones del personal empleado, obrero y militar	173.441.438	0	0	0	0	173.441.438
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	911.853.012	0	0	0	0	911.853.012
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	60.704.503	0	0	0	0	60.704.503
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	6.397.966	0	0	0	0	6.397.966
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	20.436.000	0	0	0	0	20.436.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	319.375.354	0	0	0	0	319.375.354
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	73.710.074	0	0	0	0	73.710.074
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	98.622.120	0	0	0	0	98.622.120
				Totales	**1.664.540.467**	**0**	**0**	**0**	**0**	**1.664.540.467**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **ACCIÓN CENTRALIZADA:** 210003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 210003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.664.540.467**	**0**	**0**	**0**	**0**	**1.664.540.467**
407	01	00	00	Transferencias y donaciones corrientes internas	1.664.540.467	0	0	0	0	1.664.540.467
407	01	01	00	Transferencias corrientes internas al sector privado	1.664.540.467	0	0	0	0	1.664.540.467
407	01	01	01	Pensiones del personal empleado, obrero y militar	173.441.438	0	0	0	0	173.441.438
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	911.853.012	0	0	0	0	911.853.012
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	60.704.503	0	0	0	0	60.704.503
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	6.397.966	0	0	0	0	6.397.966
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	20.436.000	0	0	0	0	20.436.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	319.375.354	0	0	0	0	319.375.354
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	73.710.074	0	0	0	0	73.710.074
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	98.622.120	0	0	0	0	98.622.120
				Totales	**1.664.540.467**	**0**	**0**	**0**	**0**	**1.664.540.467**

23
Ministerio Público

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.037.066.116**	0	0	0	0	**5.037.066.116**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.415.246.648	0	0	0	0	1.415.246.648
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.301.183.421	0	0	0	0	1.301.183.421
401	01	03	00	Suplencias a empleados	14.153.000	0	0	0	0	14.153.000
401	01	09	00	Remuneraciones al personal en período de disponibilidad	200.000	0	0	0	0	200.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	61.076.092	0	0	0	0	61.076.092
401	01	13	00	Suplencias a obreros	3.850.000	0	0	0	0	3.850.000
401	01	18	00	Remuneraciones al personal contratado	33.412.600	0	0	0	0	33.412.600
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	33.412.600	0	0	0	0	33.412.600
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	748.112	0	0	0	0	748.112
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	623.423	0	0	0	0	623.423
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	5.075.800	0	0	0	0	5.075.800
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.075.800	0	0	0	0	5.075.800
401	03	00	00	Primas	335.312.427	0	0	0	0	335.312.427
401	03	02	00	Primas de transporte a empleados	90.400	0	0	0	0	90.400
401	03	08	00	Primas de profesionalización a empleados	64.011.920	0	0	0	0	64.011.920
401	03	09	00	Primas por antigüedad a empleados	190.028.124	0	0	0	0	190.028.124
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	70.294.488	0	0	0	0	70.294.488
401	03	17	00	Primas de transporte a obreros	4.559.040	0	0	0	0	4.559.040
401	03	21	00	Primas por antigüedad a obreros	6.328.455	0	0	0	0	6.328.455
401	04	00	00	Complementos de sueldos y salarios	1.148.400.937	0	0	0	0	1.148.400.937
401	04	05	00	Complemento a empleados por gastos de representación	1.080.000	0	0	0	0	1.080.000
401	04	06	00	Complemento a empleados por comisión de servicios	2.402.400	0	0	0	0	2.402.400
401	04	08	00	Bono compensatorio de alimentación a empleados	698.139.000	0	0	0	0	698.139.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	165.200	0	0	0	0	165.200
401	04	18	00	Bono compensatorio de alimentación a obreros	78.975.000	0	0	0	0	78.975.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	39.487.500	0	0	0	0	39.487.500
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	78.975	0	0	0	0	78.975
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	78.975	0	0	0	0	78.975
401	04	96	00	Otros complementos a empleados	310.629.887	0	0	0	0	310.629.887
401	04	97	00	Otros complementos a obreros	17.364.000	0	0	0	0	17.364.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	404.878.903	0	0	0	0	404.878.903
401	05	03	00	Bono vacacional a empleados	376.454.878	0	0	0	0	376.454.878
401	05	06	00	Bono vacacional a obreros	28.206.321	0	0	0	0	28.206.321
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	118.748	0	0	0	0	118.748
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	98.956	0	0	0	0	98.956
401	06	00	00	Aportes patronales y legales	203.360.803	0	0	0	0	203.360.803
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	128.135.626	0	0	0	0	128.135.626
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	30.098.199	0	0	0	0	30.098.199
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	33.310.958	0	0	0	0	33.310.958
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	5.513.179	0	0	0	0	5.513.179
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.276.403	0	0	0	0	1.276.403
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	590.670	0	0	0	0	590.670
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.469.133	0	0	0	0	2.469.133
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.208.667	0	0	0	0	1.208.667
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	559.933	0	0	0	0	559.933
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	41.933	0	0	0	0	41.933
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	27.133	0	0	0	0	27.133
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	19.733	0	0	0	0	19.733
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	41.933	0	0	0	0	41.933
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	27.133	0	0	0	0	27.133
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	19.733	0	0	0	0	19.733
401	06	97	00	Otros aportes legales por obreros	20.437	0	0	0	0	20.437
401	07	00	00	Asistencia socio-económica	1.265.551.198	0	0	0	0	1.265.551.198
401	07	02	00	Becas a empleados	722.540	0	0	0	0	722.540
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	153.394.746	0	0	0	0	153.394.746
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	912.260.585	0	0	0	0	912.260.585
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	11.760.000	0	0	0	0	11.760.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	12.303.520	0	0	0	0	12.303.520

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	18	00	Becas a obreros	363.480	0	0	0	0	363.480
401	07	19	00	Ayudas por matrimonio de obreros	40.000	0	0	0	0	40.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	110.000	0	0	0	0	110.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	6.090.000	0	0	0	0	6.090.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	156.240.461	0	0	0	0	156.240.461
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	5.252.800	0	0	0	0	5.252.800
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	3.596.000	0	0	0	0	3.596.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	115.933	0	0	0	0	115.933
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	101.133	0	0	0	0	101.133
401	07	96	00	Otras subvenciones a empleados	3.200.000	0	0	0	0	3.200.000
401	08	00	00	Prestaciones sociales e indemnizaciones	256.273.000	0	0	0	0	256.273.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	235.196.000	0	0	0	0	235.196.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	17.278.000	0	0	0	0	17.278.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.605.000	0	0	0	0	3.605.000
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	106.000	0	0	0	0	106.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	88.000	0	0	0	0	88.000
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	2.966.400	0	0	0	0	2.966.400
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	2.966.400	0	0	0	0	2.966.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**267.754.246**	**0**	**0**	**0**	**0**	**267.754.246**
402	01	00	00	Productos alimenticios y agropecuarios	9.809.864	0	0	0	0	9.809.864
402	01	01	00	Alimentos y bebidas para personas	9.720.755	0	0	0	0	9.720.755
402	01	03	00	Productos agrícolas y pecuarios	89.109	0	0	0	0	89.109
402	02	00	00	Productos de minas, canteras y yacimientos	92.640	0	0	0	0	92.640
402	02	01	00	Carbón mineral	43.550	0	0	0	0	43.550
402	02	05	00	Piedra, arcilla, arena y tierra	49.090	0	0	0	0	49.090
402	03	00	00	Textiles y vestuarios	1.041.213	0	0	0	0	1.041.213
402	03	01	00	Textiles	472.470	0	0	0	0	472.470
402	03	02	00	Prendas de vestir	568.743	0	0	0	0	568.743
402	04	00	00	Productos de cuero y caucho	4.832.559	0	0	0	0	4.832.559
402	04	03	00	Cauchos y tripas para vehículos	4.831.879	0	0	0	0	4.831.879

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	04	99	00	Otros productos de cuero y caucho	680	0	0	0	0	680
402	05	00	00	Productos de papel, cartón e impresos	57.079.004	0	0	0	0	57.079.004
402	05	01	00	Pulpa de madera, papel y cartón	2.393.928	0	0	0	0	2.393.928
402	05	02	00	Envases y cajas de papel y cartón	4.039.067	0	0	0	0	4.039.067
402	05	03	00	Productos de papel y cartón para oficina	48.472.711	0	0	0	0	48.472.711
402	05	04	00	Libros, revistas y periódicos	499.825	0	0	0	0	499.825
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.673.473	0	0	0	0	1.673.473
402	06	00	00	Productos químicos y derivados	24.842.262	0	0	0	0	24.842.262
402	06	01	00	Sustancias químicas y de uso industrial	9.167.170	0	0	0	0	9.167.170
402	06	02	00	Abonos, plaguicidas y otros	2.434	0	0	0	0	2.434
402	06	03	00	Tintas, pinturas y colorantes	8.245.728	0	0	0	0	8.245.728
402	06	04	00	Productos farmacéuticos y medicamentos	1.398.902	0	0	0	0	1.398.902
402	06	05	00	Productos de tocador	57.065	0	0	0	0	57.065
402	06	06	00	Combustibles y lubricantes	2.494.234	0	0	0	0	2.494.234
402	06	08	00	Productos plásticos	3.167.825	0	0	0	0	3.167.825
402	06	99	00	Otros productos de la industria química y conexos	308.904	0	0	0	0	308.904
402	07	00	00	Productos minerales no metálicos	81.132	0	0	0	0	81.132
402	07	01	00	Productos de barro, loza y porcelana	2.500	0	0	0	0	2.500
402	07	02	00	Vidrios y productos de vidrio	43.200	0	0	0	0	43.200
402	07	04	00	Cemento, cal y yeso	8.532	0	0	0	0	8.532
402	07	99	00	Otros productos minerales no metálicos	26.900	0	0	0	0	26.900
402	08	00	00	Productos metálicos	5.829.530	0	0	0	0	5.829.530
402	08	01	00	Productos primarios de hierro y acero	8.882	0	0	0	0	8.882
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.167.243	0	0	0	0	1.167.243
402	08	04	00	Productos metálicos estructurales	3.650	0	0	0	0	3.650
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.183.218	0	0	0	0	2.183.218
402	08	10	00	Repuestos y accesorios para otros equipos	1.755.926	0	0	0	0	1.755.926
402	08	99	00	Otros productos metálicos	710.611	0	0	0	0	710.611
402	09	00	00	Productos de madera	3.470	0	0		0	3.470
402	09	01	00	Productos primarios de madera	2.633	0	0	0	0	2.633
402	09	99	00	Otros productos de madera	837	0	0	0	0	837

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamient	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	00	00	Productos varios y útiles diversos	153.467.266	0	0	0	0	153.467.266
402	10	01	00	Artículos de deporte, recreación y juguetes	1.905.731	0	0	0	0	1.905.731
402	10	02	00	Materiales y útiles de limpieza y aseo	49.396	0	0	0	0	49.396
402	10	03	00	Utensilios de cocina y comedor	44.293	0	0	0	0	44.293
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	7.806.287	0	0	0	0	7.806.287
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	23.685.463	0	0	0	0	23.685.463
402	10	06	00	Condecoraciones, ofrendas y similares	1.418.161	0	0	0	0	1.418.161
402	10	07	00	Productos de seguridad en el trabajo	200.798	0	0	0	0	200.798
402	10	08	00	Materiales para equipos de computación	110.289.242	0	0	0	0	110.289.242
402	10	09	00	Especies timbradas y valores	4.563	0	0	0	0	4.563
402	10	11	00	Materiales eléctricos	5.002.830	0	0	0	0	5.002.830
402	10	12	00	Materiales para instalaciones sanitarias	1.055.926	0	0	0	0	1.055.926
402	10	13	00	Materiales fotográficos	260.000	0	0	0	0	260.000
402	10	99	00	Otros productos y útiles diversos	1.744.576	0	0	0	0	1.744.576
402	99	00	00	Otros materiales y suministros	10.675.306	0	0	0	0	10.675.306
402	99	01	00	Otros materiales y suministros	10.675.306	0	0	0	0	10.675.306
403	**00**	**00**	**00**	**Servicios no personales**	**870.305.284**	**0**	**0**	**0**	**0**	**870.305.284**
403	01	00	00	Alquileres de inmuebles	73.734.685	0	0	0	0	73.734.685
403	01	01	00	Alquileres de edificios y locales	72.044.685	0	0	0	0	72.044.685
403	01	02	00	Alquileres de instalaciones culturales y recreativas	1.690.000	0	0	0	0	1.690.000
403	02	00	00	Alquileres de maquinaria y equipos	11.500	0	0	0	0	11.500
403	02	05	00	Alquileres de equipos científicos, religiosos de enseñanza y recreación	11.500	0	0	0	0	11.500
403	04	00	00	Servicios básicos	44.714.381	0	0	0	0	44.714.381
403	04	01	00	Electricidad	7.581.304	0	0	0	0	7.581.304
403	04	03	00	Agua	1.470.851	0	0	0	0	1.470.851
403	04	04	00	Teléfonos	7.681.440	0	0	0	0	7.681.440
403	04	04	01	Servicios de telefonía prestados por organismos públicos	7.681.440	0	0	0	0	7.681.440
403	04	05	00	Servicio de comunicaciones	13.471.519	0	0	0	0	13.471.519
403	04	06	00	Servicio de aseo urbano y domiciliario	3.183.636	0	0	0	0	3.183.636
403	04	07	00	Servicio de condominio	11.325.631	0	0	0	0	11.325.631
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	1.247.433	0	0	0	0	1.247.433

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	104.000	0	0	0	0	104.000
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	1.143.433	0	0	0	0	1.143.433
403	06	00	00	Servicios de transporte y almacenaje	1.642.422	0	0	0	0	1.642.422
403	06	01	00	Fletes y embalajes	614.721	0	0	0	0	614.721
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.027.701	0	0	0	0	1.027.701
403	07	00	00	Servicios de información, impresión y relaciones públicas	30.073.252	0	0	0	0	30.073.252
403	07	02	00	Imprenta y reproducción	15.296.953	0	0	0	0	15.296.953
403	07	03	00	Relaciones sociales	14.236.299	0	0	0	0	14.236.299
403	07	04	00	Avisos	540.000	0	0	0	0	540.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	58.722.459	0	0	0	0	58.722.459
403	08	01	00	Primas y gastos de seguros	50.199.784	0	0	0	0	50.199.784
403	08	02	00	Comisiones y gastos bancarios	8.522.675	0	0	0	0	8.522.675
403	09	00	00	Viáticos y pasajes	51.117.933	0	0	0	0	51.117.933
403	09	01	00	Viáticos y pasajes dentro del país	46.094.792	0	0	0	0	46.094.792
403	09	02	00	Viáticos y pasajes fuera del país	3.813.234	0	0	0	0	3.813.234
403	09	03	00	Asignación por kilómetros recorridos	1.209.907	0	0	0	0	1.209.907
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	31.960.571	0	0	0	0	31.960.571
403	10	03	00	Servicios de procesamiento de datos	1.560.000	0	0	0	0	1.560.000
403	10	07	00	Servicios de capacitación y adiestramiento	5.440.000	0	0	0	0	5.440.000
403	10	09	00	Servicios de lavandería y tintorería	91.895	0	0	0	0	91.895
403	10	11	00	Servicios para la elaboración y suministro de comida	18.461.520	0	0	0	0	18.461.520
403	10	99	00	Otros servicios profesionales y técnicos	6.407.156	0	0	0	0	6.407.156
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	97.967.239	0	0	0	0	97.967.239
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	12.747.884	0	0	0	0	12.747.884
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	4.310.938	0	0	0	0	4.310.938
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	523.900	0	0	0	0	523.900
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	2.606.500	0	0	0	0	2.606.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	76.995.694	0	0	0	0	76.995.694
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	782.323	0	0	0	0	782.323
403	12	00	00	Conservación y reparaciones menores de obras	268.997.383	0	0	0	0	268.997.383

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamient	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	268.997.383	0	0	0	0	268.997.3[illegible]
403	15	00	00	Servicios fiscales	1.572.357	0	0	0	0	1.572.357
403	15	02	00	Tasas y otros derechos obligatorios	1.572.357	0	0	0	0	1.572.357
403	16	00	00	Servicios de diversión, esparcimiento y culturales	62.476.696	0	0	0	0	62.476.696
403	16	01	00	Servicios de diversión, esparcimiento y culturales	62.476.696	0	0	0	0	62.476.696
403	18	00	00	Impuestos indirectos	134.435.335	0	0	0	0	134.435.335
403	18	01	00	Impuesto al valor agregado	134.435.335	0	0	0	0	134.435.335
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	7.350.125	0	0	0	0	7.350.125
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	7.350.125	0	0	0	0	7.350.125
403	99	00	00	Otros servicios no personales	4.281.513	0	0	0	0	4.281.513
403	99	01	00	Otros servicios no personales	4.281.513	0	0	0	0	4.281.513
404	**00**	**00**	**00**	**Activos reales**	**159.665.522**	**0**	**0**	**0**	**0**	**159.665.522**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	5.595.953	0	0	0	0	5.595.953
404	01	01	00	Repuestos mayores	5.163.653	0	0	0	0	5.163.653
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	2.080.000	0	0	0	0	2.080.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	365.040	0	0	0	0	365.040
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	2.718.613	0	0	0	0	2.718.613
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	432.300	0	0	0	0	432.300
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	432.300	0	0	0	0	432.300
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	70.621.312	0	0	0	0	70.621.312
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	70.621.312	0	0	0	0	70.621.312
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	5.787.155	0	0	0	0	5.787.155
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	114.400	0	0	0	0	114.400
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	25.415	0	0	0	0	25.415
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	5.647.340	0	0	0	0	5.647.340
404	04	00	00	Equipos de transporte, tracción y elevación	105.300	0	0	0	0	105.300
404	04	05	00	Vehículos de tracción no motorizados	66.300	0	0	0	0	66.300
404	04	06	00	Equipos auxiliares de transporte	39.000	0	0	0	0	39.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	9.012.451	0	0	0	0	9.012.451
404	05	01	00	Equipos de telecomunicaciones	8.375.451	0	0	0	0	8.375.451

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	637.000	0	0	0	0	637.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.681.142	0	0	0	0	2.681.142
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.681.142	0	0	0	0	2.681.142
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.722.258	0	0	0	0	1.722.258
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.156.725	0	0	0	0	1.156.725
404	07	06	00	Instrumentos musicales y equipos de audio	565.533	0	0	0	0	565.533
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	62.817.551	0	0	0	0	62.817.551
404	09	01	00	Mobiliario y equipos de oficina	1.661.466	0	0	0	0	1.661.466
404	09	02	00	Equipos de computación	40.026.029	0	0	0	0	40.026.029
404	09	03	00	Mobiliario y equipos de alojamiento	19.944.056	0	0	0	0	19.944.056
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.186.000	0	0	0	0	1.186.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	1.000.000	0	0	0	0	1.000.000
404	11	02	00	Adquisición de edificios e instalaciones	1.000.000	0	0	0	0	1.000.000
404	12	00	00	Activos intangibles	117.000	0	0	0	0	117.000
404	12	04	00	Paquetes y programas de computación	117.000	0	0	0	0	117.000
404	99	00	00	Otros activos reales	205.400	0	0	0	0	205.400
404	99	01	00	Otros activos reales	205.400	0	0	0	0	205.400
407	**00**	**00**	**00**	**Transferencias y donaciones**	**924.550.391**	**0**	**0**	**0**	**0**	**924.550.391**
407	01	00	00	Transferencias y donaciones corrientes internas	924.550.391	0	0	0	0	924.550.391
407	01	01	00	Transferencias corrientes internas al sector privado	906.950.239	0	0	0	0	906.950.239
407	01	01	01	Pensiones del personal empleado, obrero y militar	44.073.400	0	0	0	0	44.073.400
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	386.272.200	0	0	0	0	386.272.200
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	3.080.000	0	0	0	0	3.080.000
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	24.781.840	0	0	0	0	24.781.840
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	24.006.150	0	0	0	0	24.006.150
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	46.257.200	0	0	0	0	46.257.200
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	201.717.114	0	0	0	0	201.717.114
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	175.330.775	0	0	0	0	175.330.775
407	01	01	56	Otras asignaciones	1.431.560	0	0	0	0	1.431.560
407	01	03	00	Transferencias corrientes internas al sector público	17.600.152	0	0	0	0	17.600.152

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	17.600.152	0	0	0	0	17.600.152
411	**00**	**00**	**00**	**Disminución de pasivos**	**7.328.333**	**0**	**0**	**0**	**0**	**7.328.333**
411	11	00	00	Obligaciones de ejercicios anteriores	7.328.333	0	0	0	0	7.328.333
411	11	04	00	Compromisos pendientes de ejercicios anteriores	3.528.333	0	0	0	0	3.528.333
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	3.800.000	0	0	0	0	3.800.000
				Totales	**7.266.669.892**	**0**	**0**	**0**	**0**	**7.266.669.892**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 129288 230066000 ACTUACIONES TÉCNICO CIENTÍFICAS PARA LA INVESTIGACIÓN PENAL

OBJETIVO DEL PROYECTO: GENERAR ACTUACIONES TÉCNICO CIENTÍFICAS DE INVESTIGACIÓN PENAL EN CAUSAS INICIADAS CON OCASIÓN A LA VULNERACIÓN DE DERECHOS FUNDAMENTALES, ASÍ COMO A LAS INVESTIGACIONES PENALES EN MATERIAS RELACIONADAS CON LAS CIENCIAS FORENSES, ÁREAS FINANCIERA, CONTABLE, DE AVALÚO, DE SISTEMAS DE TECNOLOGÍAS DE INFORMACIÓN, IDENTIFICACIÓN VEHICULAR, MÉDICO FORENSE, PSIQUIÁTRICA, PSICOLÓGICA TELECOMUNICACIONES, EN MATERIA AMBIENTAL, ENTRE OTROS; QUE PERMITAN ESTABLECER LA VERDAD DE LOS HECHOS Y EN CASO DE VERIFICARSE LA COMISIÓN DE UN HECHO PUNIBLE, LOGRAR LA IDENTIFICACIÓN E INDIVIDUALIZACIÓN DE LOS AUTORES, FORTALECIENDO CON ELLO LA ACTUACIÓN DE LOS FISCALES DEL MINISTERIO PÚBLICO Y, POR ENDE, OPTIMIZAR EL SERVICIO BRINDADO A LA COLECTIVIDAD.

UNIDAD DE MEDIDA: EXPERTICIA

META: 23.587

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE APOYO A LA INVESTIGACIÓN PENAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**14.944.210**	0	0	0	0	**14.944.210**
402	03	00	00	Textiles y vestuarios	45.344	0	0	0	0	45.344
402	03	01	00	Textiles	45.344	0	0	0	0	45.344
402	05	00	00	Productos de papel, cartón e impresos	20.826	0	0	0	0	20.826
402	05	01	00	Pulpa de madera, papel y cartón	20.410	0	0	0	0	20.410
402	05	03	00	Productos de papel y cartón para oficina	416	0	0	0	0	416
402	06	00	00	Productos químicos y derivados	7.548.666	0	0	0	0	7.548.666
402	06	01	00	Sustancias químicas y de uso industrial	7.032.384	0	0	0	0	7.032.384
402	06	03	00	Tintas, pinturas y colorantes	262.080	0	0	0	0	262.080
402	06	06	00	Combustibles y lubricantes	68.770	0	0	0	0	68.770
402	06	08	00	Productos plásticos	185.432	0	0	0	0	185.432
402	08	00	00	Productos metálicos	156.065	0	0	0	0	156.065
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	156.065	0	0	0	0	156.065
402	10	00	00	Productos varios y útiles diversos	7.173.309	0	0	0	0	7.173.309
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	6.360.458	0	0	0	0	6.360.458
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	272.415	0	0	0	0	272.415
402	10	07	00	Productos de seguridad en el trabajo	51.246	0	0	0	0	51.246
402	10	08	00	Materiales para equipos de computación	77.870	0	0	0	0	77.870
402	10	11	00	Materiales eléctricos	5.226	0	0	0	0	5.226
402	10	13	00	Materiales fotográficos	260.000	0	0	0	0	260.000
402	10	99	00	Otros productos y útiles diversos	146.094	0	0	0	0	146.094
403	00	00	00	**Servicios no personales**	**11.258.546**	0	0	0	0	**11.258.546**
403	06	00	00	Servicios de transporte y almacenaje	52.000	0	0	0	0	52.000
403	06	01	00	Fletes y embalajes	52.000	0	0	0	0	52.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	136.500	0	0	0	0	136.500
403	07	02	00	Imprenta y reproducción	136.500	0	0	0	0	136.500
403	09	00	00	Viáticos y pasajes	5.896.895	0	0	0	0	5.896.896
403	09	01	00	Viáticos y pasajes dentro del país	5.896.895	0	0	0	0	5.896.896

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 129288 230066000 ACTUACIONES TÉCNICO CIENTÍFICAS PARA LA INVESTIGACIÓN PENAL

OBJETIVO DEL PROYECTO: GENERAR ACTUACIONES TÉCNICO CIENTÍFICAS DE INVESTIGACIÓN PENAL EN CAUSAS INICIADAS CON OCASIÓN A LA VULNERACIÓN DE DERECHOS FUNDAMENTALES, ASÍ COMO A LAS INVESTIGACIONES PENALES EN MATERIAS RELACIONADAS CON LAS CIENCIAS FORENSES, ÁREAS FINANCIERA, CONTABLE, DE AVALÚO, DE SISTEMAS DE TECNOLOGÍAS DE INFORMACIÓN, IDENTIFICACIÓN VEHICULAR, MÉDICO FORENSE, PSIQUIÁTRICA, PSICOLÓGICA TELECOMUNICACIONES, EN MATERIA AMBIENTAL, ENTRE OTROS; QUE PERMITAN ESTABLECER LA VERDAD DE LOS HECHOS Y EN CASO DE VERIFICARSE LA COMISIÓN DE UN HECHO PUNIBLE, LOGRAR LA IDENTIFICACIÓN E INDIVIDUALIZACIÓN DE LOS AUTORES, FORTALECIENDO CON ELLO LA ACTUACIÓN DE LOS FISCALES DEL MINISTERIO PÚBLICO Y, POR ENDE, OPTIMIZAR EL SERVICIO BRINDADO A LA COLECTIVIDAD.

UNIDAD DE MEDIDA: EXPERTICIA **META:** 23.587

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE APOYO A LA INVESTIGACIÓN PENAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.600.000	0	0	0	0	2.600.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	2.600.000	0	0	0	0	2.600.000
403	15	00	00	Servicios fiscales	68.900	0	0	0	0	68.900
403	15	02	00	Tasas y otros derechos obligatorios	68.900	0	0	0	0	68.900
403	18	00	00	Impuestos indirectos	2.300.904	0	0	0	0	2.300.904
403	18	01	00	Impuesto al valor agregado	2.300.904	0	0	0	0	2.300.904
403	99	00	00	Otros servicios no personales	203.346	0	0	0	0	203.346
403	99	01	00	Otros servicios no personales	203.346	0	0	0	0	203.346
404	**00**	**00**	**00**	**Activos reales**	**1.235.780**	**0**	**0**	**0**	**0**	**1.235.780**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	365.040	0	0	0	0	365.040
404	01	01	00	Repuestos mayores	365.040	0	0	0	0	365.040
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	365.040	0	0	0	0	365.040
404	05	00	00	Equipos de comunicaciones y de señalamiento	637.000	0	0	0	0	637.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	637.000	0	0	0	0	637.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	28.340	0	0	0	0	28.340
404	09	01	00	Mobiliario y equipos de oficina	28.340	0	0	0	0	28.340
404	99	00	00	Otros activos reales	205.400	0	0	0	0	205.400
404	99	01	00	Otros activos reales	205.400	0	0	0	0	205.400
				Totales	**27.438.536**	**0**	**0**	**0**	**0**	**27.438.536**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 129288 230066000 ACTUACIONES TÉCNICO CIENTÍFICAS PARA LA INVESTIGACIÓN PENAL

OBJETIVO DEL PROYECTO: GENERAR ACTUACIONES TÉCNICO CIENTÍFICAS DE INVESTIGACIÓN PENAL EN CAUSAS INICIADAS CON OCASIÓN A LA VULNERACIÓN DE DERECHOS FUNDAMENTALES, ASÍ COMO A LAS INVESTIGACIONES PENALES EN MATERIAS RELACIONADAS CON LAS CIENCIAS FORENSES, ÁREAS FINANCIERA, CONTABLE, DE AVALÚO, DE SISTEMAS DE TECNOLOGÍAS DE INFORMACIÓN, IDENTIFICACIÓN VEHICULAR, MÉDICO FORENSE, PSIQUIÁTRICA, PSICOLÓGICA TELECOMUNICACIONES, EN MATERIA AMBIENTAL, ENTRE OTROS; QUE PERMITAN ESTABLECER LA VERDAD DE LOS HECHOS Y EN CASO DE VERIFICARSE LA COMISIÓN DE UN HECHO PUNIBLE, LOGRAR LA IDENTIFICACIÓN E INDIVIDUALIZACIÓN DE LOS AUTORES, FORTALECIENDO CON ELLO LA ACTUACIÓN DE LOS FISCALES DEL MINISTERIO PÚBLICO Y, POR ENDE, OPTIMIZAR EL SERVICIO BRINDADO A LA COLECTIVIDAD.

UNIDAD DE MEDIDA: EXPERTICIA

META: 23.587

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE APOYO A LA INVESTIGACIÓN PENAL

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 129288 230066000 ACTUACIONES TÉCNICO CIENTÍFICAS PARA LA INVESTIGACIÓN PENAL

OBJETIVO DEL PROYECTO: GENERAR ACTUACIONES TÉCNICO CIENTÍFICAS DE INVESTIGACIÓN PENAL EN CAUSAS INICIADAS CON OCASIÓN A LA VULNERACIÓN DE DERECHOS FUNDAMENTALES, ASÍ COMO A LAS INVESTIGACIONES PENALES EN MATERIAS RELACIONADAS CON LAS CIENCIAS FORENSES, ÁREAS FINANCIERA, CONTABLE, DE AVALÚO, DE SISTEMAS DE TECNOLOGÍAS DE INFORMACIÓN, IDENTIFICACIÓN VEHICULAR, MÉDICO FORENSE, PSIQUIÁTRICA, PSICOLÓGICA TELECOMUNICACIONES, EN MATERIA AMBIENTAL, ENTRE OTROS; QUE PERMITAN ESTABLECER LA VERDAD DE LOS HECHOS Y EN CASO DE VERIFICARSE LA COMISIÓN DE UN HECHO PUNIBLE, LOGRAR LA IDENTIFICACIÓN E INDIVIDUALIZACIÓN DE LOS AUTORES, FORTALECIENDO CON ELLO LA ACTUACIÓN DE LOS FISCALES DEL MINISTERIO PÚBLICO Y, POR ENDE, OPTIMIZAR EL SERVICIO BRINDADO A LA COLECTIVIDAD.

UNIDAD DE MEDIDA: EXPERTICIA **META:** 23.587

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE APOYO A LA INVESTIGACIÓN PENAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 230066001 ACTUACIONES ASOCIADAS A INVESTIGACIONES CONTRA LA VULNERACIÓN DE DERECHOS FUNDAMENTALES

UNIDAD DE MEDIDA: INFORME **META:** 2.706

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE APOYO A LA INVESTIGACIÓN PENAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.267.899**	**0**	**0**	**0**	**0**	**13.267.899**
402	03	00	00	Textiles y vestuarios	33.332	0	0	0	0	33.332
402	03	01	00	Textiles	33.332	0	0	0	0	33.332
402	05	00	00	Productos de papel, cartón e impresos	20.826	0	0	0	0	20.826
402	05	01	00	Pulpa de madera, papel y cartón	20.410	0	0	0	0	20.410
402	05	03	00	Productos de papel y cartón para oficina	416	0	0	0	0	416
402	06	00	00	Productos químicos y derivados	7.285.546	0	0	0	0	7.285.546
402	06	01	00	Sustancias químicas y de uso industrial	7.032.384	0	0	0	0	7.032.384
402	06	06	00	Combustibles y lubricantes	67.730	0	0	0	0	67.730
402	06	08	00	Productos plásticos	185.432	0	0	0	0	185.432
402	08	00	00	Productos metálicos	88.335	0	0	0	0	88.335
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	88.335	0	0	0	0	88.335
402	10	00	00	Productos varios y útiles diversos	5.839.860	0	0	0	0	5.839.860
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	5.342.766	0	0	0	0	5.342.766
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	97.500	0	0	0	0	97.500
402	10	07	00	Productos de seguridad en el trabajo	13.000	0	0	0	0	13.000
402	10	11	00	Materiales eléctricos	5.226	0	0	0	0	5.226
402	10	13	00	Materiales fotográficos	260.000	0	0	0	0	260.000
402	10	99	00	Otros productos y útiles diversos	121.368	0	0	0	0	121.368
403	**00**	**00**	**00**	**Servicios no personales**	**6.972.700**	**0**	**0**	**0**	**0**	**6.972.700**
403	06	00	00	Servicios de transporte y almacenaje	52.000	0	0	0	0	52.000
403	06	01	00	Fletes y embalajes	52.000	0	0	0	0	52.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	110.500	0	0	0	0	110.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 129288 230066000 ACTUACIONES TÉCNICO CIENTÍFICAS PARA LA INVESTIGACIÓN PENAL

OBJETIVO DEL PROYECTO: GENERAR ACTUACIONES TÉCNICO CIENTÍFICAS DE INVESTIGACIÓN PENAL EN CAUSAS INICIADAS CON OCASIÓN A LA VULNERACIÓN DE DERECHOS FUNDAMENTALES, ASÍ COMO A LAS INVESTIGACIONES PENALES EN MATERIAS RELACIONADAS CON LAS CIENCIAS FORENSES, ÁREAS FINANCIERA, CONTABLE, DE AVALÚO, DE SISTEMAS DE TECNOLOGÍAS DE INFORMACIÓN, IDENTIFICACIÓN VEHICULAR, MÉDICO FORENSE, PSIQUIÁTRICA, PSICOLÓGICA TELECOMUNICACIONES, EN MATERIA AMBIENTAL, ENTRE OTROS; QUE PERMITAN ESTABLECER LA VERDAD DE LOS HECHOS Y EN CASO DE VERIFICARSE LA COMISIÓN DE UN HECHO PUNIBLE, LOGRAR LA IDENTIFICACIÓN E INDIVIDUALIZACIÓN DE LOS AUTORES, FORTALECIENDO CON ELLO LA ACTUACIÓN DE LOS FISCALES DEL MINISTERIO PÚBLICO Y, POR ENDE, OPTIMIZAR EL SERVICIO BRINDADO A LA COLECTIVIDAD.

UNIDAD DE MEDIDA: EXPERTICIA **META:** 23.587

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE APOYO A LA INVESTIGACIÓN PENAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 230066001 ACTUACIONES ASOCIADAS A INVESTIGACIONES CONTRA LA VULNERACIÓN DE DERECHOS FUNDAMENTALES

UNIDAD DE MEDIDA: INFORME **META:** 2.706

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE APOYO A LA INVESTIGACIÓN PENAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	02	00	Imprenta y reproducción	110.500	0	0	0	0	110.500
403	09	00	00	Viáticos y pasajes	1.950.000	0	0	0	0	1.950.000
403	09	01	00	Viáticos y pasajes dentro del país	1.950.000	0	0	0	0	1.950.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.600.000	0	0	0	0	2.600.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	2.600.000	0	0	0	0	2.600.000
403	15	00	00	Servicios fiscales	32.500	0	0	0	0	32.500
403	15	02	00	Tasas y otros derechos obligatorios	32.500	0	0	0	0	32.500
403	18	00	00	Impuestos indirectos	2.024.354	0	0	0	0	2.024.354
403	18	01	00	Impuesto al valor agregado	2.024.354	0	0	0	0	2.024.354
403	99	00	00	Otros servicios no personales	203.346	0	0	0	0	203.346
403	99	01	00	Otros servicios no personales	203.346	0	0	0	0	203.346
404	**00**	**00**	**00**	**Activos reales**	**393.380**	**0**	**0**	**0**	**0**	**393.380**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	365.040	0	0	0	0	365.040
404	01	01	00	Repuestos mayores	365.040	0	0	0	0	365.040
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	365.040	0	0	0	0	365.040
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	28.340	0	0	0	0	28.340
404	09	01	00	Mobiliario y equipos de oficina	28.340	0	0	0	0	28.340
				Totales	**20.633.979**	**0**	**0**	**0**	**0**	**20.633.979**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 129288 230066000 ACTUACIONES TÉCNICO CIENTÍFICAS PARA LA INVESTIGACIÓN PENAL

OBJETIVO DEL PROYECTO: GENERAR ACTUACIONES TÉCNICO CIENTÍFICAS DE INVESTIGACIÓN PENAL EN CAUSAS INICIADAS CON OCASIÓN A LA VULNERACIÓN DE DERECHOS FUNDAMENTALES, ASÍ COMO A LAS INVESTIGACIONES PENALES EN MATERIAS RELACIONADAS CON LAS CIENCIAS FORENSES, ÁREAS FINANCIERA, CONTABLE, DE AVALÚO, DE SISTEMAS DE TECNOLOGÍAS DE INFORMACIÓN, IDENTIFICACIÓN VEHICULAR, MÉDICO FORENSE, PSIQUIÁTRICA, PSICOLÓGICA TELECOMUNICACIONES, EN MATERIA AMBIENTAL, ENTRE OTROS; QUE PERMITAN ESTABLECER LA VERDAD DE LOS HECHOS Y EN CASO DE VERIFICARSE LA COMISIÓN DE UN HECHO PUNIBLE, LOGRAR LA IDENTIFICACIÓN E INDIVIDUALIZACIÓN DE LOS AUTORES, FORTALECIENDO CON ELLO LA ACTUACIÓN DE LOS FISCALES DEL MINISTERIO PÚBLICO Y, POR ENDE, OPTIMIZAR EL SERVICIO BRINDADO A LA COLECTIVIDAD.

UNIDAD DE MEDIDA: EXPERTICIA **META:** 23.587

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE APOYO A LA INVESTIGACIÓN PENAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 230066002 ACTUACIONES ASOCIADAS A LA PRÁCTICA DE PERITAJES EN OTRAS INVESTIGACIONES PENALES

UNIDAD DE MEDIDA: INFORME **META:** 20.881

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE APOYO A LA INVESTIGACIÓN PENAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.676.311**	**0**	**0**	**0**	0	**1.676.311**
402	03	00	00	Textiles y vestuarios	12.012	0	0	0	0	12.012
402	03	01	00	Textiles	12.012	0	0	0	0	12.012
402	06	00	00	Productos químicos y derivados	263.120	0	0	0	0	263.120
402	06	03	00	Tintas, pinturas y colorantes	262.080	0	0	0	0	262.080
402	06	06	00	Combustibles y lubricantes	1.040	0	0	0	0	1.040
402	08	00	00	Productos metálicos	67.730	0	0	0	0	67.730
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	67.730	0	0	0	0	67.730
402	10	00	00	Productos varios y útiles diversos	1.333.449	0	0	0	0	1.333.449
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.017.692	0	0	0	0	1.017.692
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	174.915	0	0	0	0	174.915
402	10	07	00	Productos de seguridad en el trabajo	38.246	0	0	0	0	38.246
402	10	08	00	Materiales para equipos de computación	77.870	0	0	0	0	77.870
402	10	99	00	Otros productos y útiles diversos	24.726	0	0	0	0	24.726
403	**00**	**00**	**00**	**Servicios no personales**	**4.285.846**	**0**	**0**	**0**	**0**	**4.285.846**
403	07	00	00	Servicios de información, impresión y relaciones públicas	26.000	0	0	0	0	26.000
403	07	02	00	Imprenta y reproducción	26.000	0	0	0	0	26.000
403	09	00	00	Viáticos y pasajes	3.946.896	0	0	0	0	3.946.896
403	09	01	00	Viáticos y pasajes dentro del país	3.946.896	0	0	0	0	3.946.896
403	15	00	00	Servicios fiscales	36.400	0	0	0	0	36.400
403	15	02	00	Tasas y otros derechos obligatorios	36.400	0	0	0	0	36.400
403	18	00	00	Impuestos indirectos	276.550	0	0	0	0	276.550
403	18	01	00	Impuesto al valor agregado	276.550	0	0	0	0	276.550

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 129288 230066000 ACTUACIONES TÉCNICO CIENTÍFICAS PARA LA INVESTIGACIÓN PENAL

OBJETIVO DEL PROYECTO: GENERAR ACTUACIONES TÉCNICO CIENTÍFICAS DE INVESTIGACIÓN PENAL EN CAUSAS INICIADAS CON OCASIÓN A LA VULNERACIÓN DE DERECHOS FUNDAMENTALES, ASÍ COMO A LAS INVESTIGACIONES PENALES EN MATERIAS RELACIONADAS CON LAS CIENCIAS FORENSES, ÁREAS FINANCIERA, CONTABLE, DE AVALÚO, DE SISTEMAS DE TECNOLOGÍAS DE INFORMACIÓN, IDENTIFICACIÓN VEHICULAR, MÉDICO FORENSE, PSIQUIÁTRICA, PSICOLÓGICA TELECOMUNICACIONES, EN MATERIA AMBIENTAL, ENTRE OTROS; QUE PERMITAN ESTABLECER LA VERDAD DE LOS HECHOS Y EN CASO DE VERIFICARSE LA COMISIÓN DE UN HECHO PUNIBLE, LOGRAR LA IDENTIFICACIÓN E INDIVIDUALIZACIÓN DE LOS AUTORES, FORTALECIENDO CON ELLO LA ACTUACIÓN DE LOS FISCALES DEL MINISTERIO PÚBLICO Y, POR ENDE, OPTIMIZAR EL SERVICIO BRINDADO A LA COLECTIVIDAD.

UNIDAD DE MEDIDA: EXPERTICIA **META:** 23.587

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE APOYO A LA INVESTIGACIÓN PENAL **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 230066002 ACTUACIONES ASOCIADAS A LA PRÁCTICA DE PERITAJES EN OTRAS INVESTIGACIONES PENALES

UNIDAD DE MEDIDA: INFORME **META:** 20.881

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE APOYO A LA INVESTIGACIÓN PENAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**842.400**	**0**	**0**	**0**	**0**	**842.400**
404	05	00	00	Equipos de comunicaciones y de señalamiento	637.000	0	0	0	0	637.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	637.000	0	0	0	0	637.000
404	99	00	00	Otros activos reales	205.400	0	0	0	0	205.400
404	99	01	00	Otros activos reales	205.400	0	0	0	0	205.400
				Totales	**6.804.557**	**0**	**0**	**0**	**0**	**6.804.557**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 129281 230068000 CREACIÓN DE UNIDADES OPERATIVAS Y DE APOYO PARA LA GESTIÓN INSTITUCIONAL.

OBJETIVO DEL PROYECTO: CREAR FISCALÍAS Y UNIDADES TÉCNICAS QUE PERMITAN AMPLIAR LA COBERTURA DE SU ACTUACIÓN A ESCALA NACIONAL Y , ADECUAR LA ESTRUCTURA ORGÁNICA FUNCIONAL DE LA INSTITUCION EN PROCURA DE GARANTIZAR UNA RESPUESTA OPORTUNA A LAS DEMANDAS DE LA SOCIEDAD.

UNIDAD DE MEDIDA: UNIDAD

META: 33

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL ADMINISTRATIVA

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS — Bolívares — Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.620.542**	**0**	**0**	0	**0**	**11.620.542**
402	05	00	00	Productos de papel, cartón e impresos	3.854.787	0	0	0	0	3.854.787
402	05	03	00	Productos de papel y cartón para oficina	3.854.787	0	0	0	0	3.854.787
402	06	00	00	Productos químicos y derivados	1.251	0	0	0	0	1.251
402	06	08	00	Productos plásticos	1.251	0	0	0	0	1.251
402	08	00	00	Productos metálicos	664.950	0	0	0	0	664.950
402	08	99	00	Otros productos metálicos	664.950	0	0	0	0	664.950
402	10	00	00	Productos varios y útiles diversos	7.099.554	0	0	0	0	7.099.554
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.008.804	0	0	0	0	4.008.804
402	10	08	00	Materiales para equipos de computación	3.090.750	0	0	0	0	3.090.750
403	**00**	**00**	**00**	**Servicios no personales**	**1.860.145**	**0**	**0**	**0**	**0**	**1.860.145**
403	18	00	00	Impuestos indirectos	1.860.145	0	0	0	0	1.860.145
403	18	01	00	Impuesto al valor agregado	1.860.145	0	0	0	0	1.860.145
404	**00**	**00**	**00**	**Activos reales**	**3.880.125**	**0**	**0**	**0**	**0**	**3.880.125**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	973.440	0	0	0	0	973.440
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	973.440	0	0	0	0	973.440
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.906.685	0	0	0	0	2.906.685
404	09	01	00	Mobiliario y equipos de oficina	153.540	0	0	0	0	153.540
404	09	03	00	Mobiliario y equipos de alojamiento	2.753.145	0	0	0	0	2.753.145
				Totales	**17.360.812**	**0**	**0**	**0**	**0**	**17.360.812**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 129281 230068000 CREACIÓN DE UNIDADES OPERATIVAS Y DE APOYO PARA LA GESTIÓN INSTITUCIONAL.

OBJETIVO DEL PROYECTO: CREAR FISCALÍAS Y UNIDADES TÉCNICAS QUE PERMITAN AMPLIAR LA COBERTURA DE SU ACTUACIÓN A ESCALA NACIONAL Y , ADECUAR LA ESTRUCTURA ORGÁNICA FUNCIONAL DE LA INSTITUCIÓN EN PROCURA DE GARANTIZAR UNA RESPUESTA OPORTUNA A LAS DEMANDAS DE LA SOCIEDAD.

UNIDAD DE MEDIDA: UNIDAD

META: 33

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 129281 230068000 CREACIÓN DE UNIDADES OPERATIVAS Y DE APOYO PARA LA GESTIÓN INSTITUCIONAL.

OBJETIVO DEL PROYECTO: CREAR FISCALÍAS Y UNIDADES TÉCNICAS QUE PERMITAN AMPLIAR LA COBERTURA DE SU ACTUACIÓN A ESCALA NACIONAL Y , ADECUAR LA ESTRUCTURA ORGÁNICA FUNCIONAL DE LA INSTITUCIÓN EN PROCURA DE GARANTIZAR UNA RESPUESTA OPORTUNA A LAS DEMANDAS DE LA SOCIEDAD.

UNIDAD DE MEDIDA: UNIDAD **META:** 33

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 230068001 CREACIÓN DE FISCALÍAS EN EL ÁMBITO NACIONAL Y MUNICIPAL

UNIDAD DE MEDIDA: FISCALÍA **META:** 15

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.331.400**	0	**0**	**0**	**0**	**4.331.400**
402	05	00	00	Productos de papel, cartón e impresos	1.202.592	0	0	0	0	1.202.592
402	05	03	00	Productos de papel y cartón para oficina	1.202.592	0	0	0	0	1.202.592
402	06	00	00	Productos químicos y derivados	768	0	0	0	0	768
402	06	08	00	Productos plásticos	768	0	0	0	0	768
402	08	00	00	Productos metálicos	187.200	0	0	0	0	187.200
402	08	99	00	Otros productos metálicos	187.200	0	0	0	0	187.200
402	10	00	00	Productos varios y útiles diversos	2.940.840	0	0	0	0	2.940.840
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.292.440	0	0	0	0	1.292.440
402	10	08	00	Materiales para equipos de computación	1.648.400	0	0	0	0	1.648.400
403	**00**	**00**	**00**	**Servicios no personales**	**768.161**	0	**0**	**0**	**0**	**768.161**
403	18	00	00	Impuestos indirectos	768.161	0	0	0	0	768.161
403	18	01	00	Impuesto al valor agregado	768.161	0	0	0	0	768.161
404	**00**	**00**	**00**	**Activos reales**	**2.069.400**	0	**0**	**0**	**0**	**2.069.400**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	519.168	0	0	0	0	519.168
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	519.168	0	0	0	0	519.168
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.550.232	0	0	0	0	1.550.232
404	09	01	00	Mobiliario y equipos de oficina	81.888	0	0	0	0	81.888
404	09	03	00	Mobiliario y equipos de alojamiento	1.468.344	0	0	0	0	1.468.344
				Totales	**7.168.961**	**0**	**0**	**0**	**0**	**7.168.961**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 129281 230068000 CREACIÓN DE UNIDADES OPERATIVAS Y DE APOYO PARA LA GESTIÓN INSTITUCIONAL.

OBJETIVO DEL PROYECTO: CREAR FISCALÍAS Y UNIDADES TÉCNICAS QUE PERMITAN AMPLIAR LA COBERTURA DE SU ACTUACIÓN A ESCALA NACIONAL Y , ADECUAR LA ESTRUCTURA ORGÁNICA FUNCIONAL DE LA INSTITUCIÓN EN PROCURA DE GARANTIZAR UNA RESPUESTA OPORTUNA A LAS DEMANDAS DE LA SOCIEDAD.

UNIDAD DE MEDIDA: UNIDAD **META:** 33

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 230068002 CREACIÓN DE UNIDADES DE APOYO PARA LA GESTIÓN FISCAL

UNIDAD DE MEDIDA: UNIDAD **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**7.289.142**	0	0	0	0	**7.289.142**
402	05	00	00	Productos de papel, cartón e impresos	2.652.195	0	0	0	0	2.652.195
402	05	03	00	Productos de papel y cartón para oficina	2.652.195	0	0	0	0	2.652.195
402	06	00	00	Productos químicos y derivados	483	0	0	0	0	483
402	06	08	00	Productos plásticos	483	0	0	0	0	483
402	08	00	00	Productos metálicos	477.750	0	0	0	0	477.750
402	08	99	00	Otros productos metálicos	477.750	0	0	0	0	477.750
402	10	00	00	Productos varios y útiles diversos	4.158.714	0	0	0	0	4.158.714
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.716.364	0	0	0	0	2.716.364
402	10	08	00	Materiales para equipos de computación	1.442 350	0	0	0	0	1.442.350
403	00	00	00	**Servicios no personales**	**1.091.984**	0	0	0	0	**1.091.984**
403	18	00	00	Impuestos indirectos	1.091.984	0	0	0	0	1.091.984
403	18	01	00	Impuesto al valor agregado	1.091.984	0	0	0	0	1.091.984
404	00	00	00	**Activos reales**	**1.810.725**	0	0	0	0	**1.810.725**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	454.272	0	0	0	0	454.272
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	454.272	0	0	0	0	454.272
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.356 453	0	0	0	0	1.356.453
404	09	01	00	Mobiliario y equipos de oficina	71.652	0	0	0	0	71.652
404	09	03	00	Mobiliario y equipos de alojamiento	1.284.801	0	0	0	0	1.284.801
				Totales	**10.191.851**	0	0	0	0	**10.191.851**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 129280 230071000 FORMACIÓN Y CAPACITACIÓN DE LOS FUNCIONARIOS DEL MINISTERIO PÚBLICO Y OTROS OPERADORES DEL SISTEMA DE JUSTICIA.

OBJETIVO DEL PROYECTO: OPTIMIZAR EL DESEMPEÑO DE LOS FUNCIONARIOS (FISCALES Y ABOGADOS) DEL MINISTERIO PÚBLICO Y OTROS FUNCIONARIOS DEL SISTEMA DE JUSTICIA, MEDIANTE EL DESARROLLO DE PROGRAMAS DE ESTUDIOS CONDUCENTES A GRADOS ACADÉMICOS DE POSTGRADO, Y PROGRAMAS DE ESTUDIOS NO CONDUCENTES A GRADO ACADÉMICO: CURSOS DE AMPLIACIÓN, ACTUALIZACIÓN, PERFECCIONAMIENTO PROFESIONAL, PROGRAMAS POSTDOCTORALES Y DIPLOMADOS, QUE FACILITEN LA ACTUALIZACIÓN Y ESPECIALIZACIÓN DE SUS CONOCIMIENTOS TÉCNICOS JURÍDICOS, ASÍ COMO EL DESARROLLO DE HABILIDADES Y DESTREZAS QUE COADYUVEN CON EL CUMPLIMIENTO DE SUS FUNCIONES DE ACUERDO CON LOS PRINCIPIOS Y VALORES QUE SE PROMUEVEN EN LA INSTITUCIÓN.

UNIDAD DE MEDIDA: FUNCIONARIO **META:** 40.950

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.577.600**	**0**	**0**	**0**	**0**	**5.577.600**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.611.200	0	0	0	0	2.611.200
401	01	18	00	Remuneraciones al personal contratado	2.611.200	0	0	0	0	2.611.200
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	2.611.200	0	0	0	0	2.611.200
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	2.966.400	0	0	0	0	2.966.400
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	2.966.400	0	0	0	0	2.966.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**858.000**	**0**	**0**	**0**	**0**	**858.000**
402	10	00	00	Productos varios y útiles diversos	858.000	0	0	0	0	858.000
402	10	06	00	Condecoraciones, ofrendas y similares	858.000	0	0	0	0	858.000
403	**00**	**00**	**00**	**Servicios no personales**	**8.694.837**	**0**	**0**	**0**	**0**	**8.694.837**
403	07	00	00	Servicios de información, impresión y relaciones públicas	800.000	0	0	0	0	800.000
403	07	02	00	Imprenta y reproducción	800.000	0	0	0	0	800.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	400.000	0	0	0	0	400.000
403	08	01	00	Primas y gastos de seguros	400.000	0	0	0	0	400.000
403	09	00	00	Viáticos y pasajes	5.798.165	0	0	0	0	5.798.165
403	09	01	00	Viáticos y pasajes dentro del país	4.260.160	0	0	0	0	4.260.160
403	09	02	00	Viáticos y pasajes fuera del país	1.538.005	0	0	0	0	1.538.005
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	243.750	0	0	0	0	243.750
403	10	99	00	Otros servicios profesionales y técnicos	243.750	0	0	0	0	243.750
403	15	00	00	Servicios fiscales	370.999	0	0	0	0	370.999
403	15	02	00	Tasas y otros derechos obligatorios	370.999	0	0	0	0	370.999
403	18	00	00	Impuestos indirectos	1.081.923	0	0	0	0	1.081.923
403	18	01	00	Impuesto al valor agregado	1.081.923	0	0	0	0	1.081.923
				Totales	**15.130.437**	**0**	**0**	**0**	**0**	**15.130.437**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 129280 230071000 FORMACIÓN Y CAPACITACIÓN DE LOS FUNCIONARIOS DEL MINISTERIO PÚBLICO Y OTROS OPERADORES DEL SISTEMA DE JUSTICIA

OBJETIVO DEL PROYECTO: OPTIMIZAR EL DESEMPEÑO DE LOS FUNCIONARIOS (FISCALES Y ABOGADOS) DEL MINISTERIO PÚBLICO Y OTROS FUNCIONARIOS DEL SISTEMA DE JUSTICIA, MEDIANTE EL DESARROLLO DE PROGRAMAS DE ESTUDIOS CONDUCENTES A GRADOS ACADÉMICOS DE POSTGRADO, Y PROGRAMAS DE ESTUDIOS NO CONDUCENTES A GRADO ACADÉMICO: CURSOS DE AMPLIACIÓN, ACTUALIZACIÓN, PERFECCIONAMIENTO PROFESIONAL, PROGRAMAS POSTDOCTORALES Y DIPLOMADOS, QUE FACILITEN LA ACTUALIZACIÓN Y ESPECIALIZACIÓN DE SUS CONOCIMIENTOS TÉCNICOS JURÍDICOS, ASÍ COMO EL DESARROLLO DE HABILIDADES Y DESTREZAS QUE COADYUVEN CON EL CUMPLIMIENTO DE SUS FUNCIONES DE ACUERDO CON LOS PRINCIPIOS Y VALORES QUE SE PROMUEVEN EN LA INSTITUCIÓN.

UNIDAD DE MEDIDA: FUNCIONARIO

META: 40.950

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 129280 230071000 FORMACIÓN Y CAPACITACIÓN DE LOS FUNCIONARIOS DEL MINISTERIO PÚBLICO Y OTROS OPERADORES DEL SISTEMA DE JUSTICIA

OBJETIVO DEL PROYECTO: OPTIMIZAR EL DESEMPEÑO DE LOS FUNCIONARIOS (FISCALES Y ABOGADOS) DEL MINISTERIO PÚBLICO Y OTROS FUNCIONARIOS DEL SISTEMA DE JUSTICIA, MEDIANTE EL DESARROLLO DE PROGRAMAS DE ESTUDIOS CONDUCENTES A GRADOS ACADÉMICOS DE POSTGRADO, Y PROGRAMAS DE ESTUDIOS NO CONDUCENTES A GRADO ACADÉMICO: CURSOS DE AMPLIACIÓN, ACTUALIZACIÓN, PERFECCIONAMIENTO PROFESIONAL, PROGRAMAS POSTDOCTORALES Y DIPLOMADOS, QUE FACILITEN LA ACTUALIZACIÓN Y ESPECIALIZACIÓN DE SUS CONOCIMIENTOS TÉCNICOS JURÍDICOS, ASÍ COMO EL DESARROLLO DE HABILIDADES Y DESTREZAS QUE COADYUVEN CON EL CUMPLIMIENTO DE SUS FUNCIONES DE ACUERDO CON LOS PRINCIPIOS Y VALORES QUE SE PROMUEVEN EN LA INSTITUCIÓN.

UNIDAD DE MEDIDA: FUNCIONARIO **META:** 40.950

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 230071001 FORMACIÓN ACADÉMICA PARA LA OPTIMIZACIÓN DE LA CARRERA FISCAL

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	**Otras Fuentes**	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.907.200**	**0**	**0**	**0**	**0**	**3.907.200**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.420.800	0	0	0	0	1.420.800
401	01	18	00	Remuneraciones al personal contratado	1.420.800	0	0	0	0	1.420.800
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.420.800	0	0	0	0	1.420.800
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	2.486.400	0	0	0	0	2.486.400
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	2.486.400	0	0	0	0	2.486.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**858.000**	**0**	**0**	**0**	**0**	**858.000**
402	10	00	00	Productos varios y útiles diversos	858.000	0	0	0	0	858.000
402	10	06	00	Condecoraciones, ofrendas y similares	858.000	0	0	0	0	858.000
403	**00**	**00**	**00**	**Servicios no personales**	**404.760**	**0**	**0**	**0**	**0**	**404.760**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	243.750	0	0	0	0	243.750
403	10	99	00	Otros servicios profesionales y técnicos	243.750	0	0	0	0	243.750
403	18	00	00	Impuestos indirectos	161.010	0	0	0	0	161.010
403	18	01	00	Impuesto al valor agregado	161.010	0	0	0	0	161.010
				Totales	**5.169.960**	**0**	**0**	**0**	**0**	**5.169.960**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 129280 230071000 FORMACIÓN Y CAPACITACIÓN DE LOS FUNCIONARIOS DEL MINISTERIO PÚBLICO Y OTROS OPERADORES DEL SISTEMA DE JUSTICIA

OBJETIVO DEL PROYECTO: OPTIMIZAR EL DESEMPEÑO DE LOS FUNCIONARIOS (FISCALES Y ABOGADOS) DEL MINISTERIO PÚBLICO Y OTROS FUNCIONARIOS DEL SISTEMA DE JUSTICIA, MEDIANTE EL DESARROLLO DE PROGRAMAS DE ESTUDIOS CONDUCENTES A GRADOS ACADÉMICOS DE POSTGRADO, Y PROGRAMAS DE ESTUDIOS NO CONDUCENTES A GRADO ACADÉMICO: CURSOS DE AMPLIACIÓN, ACTUALIZACIÓN, PERFECCIONAMIENTO PROFESIONAL, PROGRAMAS POSTDOCTORALES Y DIPLOMADOS, QUE FACILITEN LA ACTUALIZACIÓN Y ESPECIALIZACIÓN DE SUS CONOCIMIENTOS TÉCNICOS JURÍDICOS, ASÍ COMO EL DESARROLLO DE HABILIDADES Y DESTREZAS QUE COADYUVEN CON EL CUMPLIMIENTO DE SUS FUNCIONES DE ACUERDO CON LOS PRINCIPIOS Y VALORES QUE SE PROMUEVEN EN LA INSTITUCIÓN.

UNIDAD DE MEDIDA: FUNCIONARIO **META:** 40.950

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 230071002 CAPACITACIÓN JURÍDICA PARA LA ACTUALIZACIÓN PROFESIONAL DE LOS FUNCIONARIOS DEL SISTEMA DE JUSTICIA

UNIDAD DE MEDIDA: FUNCIONARIO **META:** 40.950

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**960.000**	**0**	**0**	**0**	**0**	**960.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	480.000	0	0	0	0	480.000
401	01	18	00	Remuneraciones al personal contratado	480.000	0	0	0	0	480.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	480.000	0	0	0	0	480.000
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	480.000	0	0	0	0	480.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	480.000	0	0	0	0	480.000
403	**00**	**00**	**00**	**Servicios no personales**	**8.290.077**	**0**	**0**	**0**	**0**	**8.290.077**
403	07	00	00	Servicios de información, impresión y relaciones públicas	800.000	0	0	0	0	800.000
403	07	02	00	Imprenta y reproducción	800.000	0	0	0	0	800.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	400.000	0	0	0	0	400.000
403	08	01	00	Primas y gastos de seguros	400.000	0	0	0	0	400.000
403	09	00	00	Viáticos y pasajes	5.798.165	0	0	0	0	5.798.165
403	09	01	00	Viáticos y pasajes dentro del país	4.260.160	0	0	0	0	4.260.160
403	09	02	00	Viáticos y pasajes fuera del país	1.538.005	0	0	0	0	1.538.005
403	15	00	00	Servicios fiscales	370.999	0	0	0	0	370.999
403	15	02	00	Tasas y otros derechos obligatorios	370.999	0	0	0	0	370.999
403	18	00	00	Impuestos indirectos	920.913	0	0	0	0	920.913
403	18	01	00	Impuesto al valor agregado	920.913	0	0	0	0	920.913
				Totales	**9.250.077**	**0**	**0**	**0**	**0**	**9.250.077**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 129280 230071000 FORMACIÓN Y CAPACITACIÓN DE LOS FUNCIONARIOS DEL MINISTERIO PÚBLICO Y OTROS OPERADORES DEL SISTEMA DE JUSTICIA

OBJETIVO DEL PROYECTO: OPTIMIZAR EL DESEMPEÑO DE LOS FUNCIONARIOS (FISCALES Y ABOGADOS) DEL MINISTERIO PÚBLICO Y OTROS FUNCIONARIOS DEL SISTEMA DE JUSTICIA, MEDIANTE EL DESARROLLO DE PROGRAMAS DE ESTUDIOS CONDUCENTES A GRADOS ACADÉMICOS DE POSTGRADO, Y PROGRAMAS DE ESTUDIOS NO CONDUCENTES A GRADO ACADÉMICO: CURSOS DE AMPLIACIÓN, ACTUALIZACIÓN, PERFECCIONAMIENTO PROFESIONAL, PROGRAMAS POSTDOCTORALES Y DIPLOMADOS, QUE FACILITEN LA ACTUALIZACIÓN Y ESPECIALIZACIÓN DE SUS CONOCIMIENTOS TÉCNICOS JURÍDICOS, ASÍ COMO EL DESARROLLO DE HABILIDADES Y DESTREZAS QUE COADYUVEN CON EL CUMPLIMIENTO DE SUS FUNCIONES DE ACUERDO CON LOS PRINCIPIOS Y VALORES QUE SE PROMUEVEN EN LA INSTITUCIÓN.

UNIDAD DE MEDIDA: FUNCIONARIO **META:** 40.950

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 230071003 INVESTIGACIÓN JURÍDICO - SOCIAL DE INTERÉS DEL MINISTERIO PÚBLICO

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 4

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**710.400**	**0**	**0**	**0**	**0**	**710.400**
401	01	00	00	Sueldos, salarios y otras retribuciones	710.400	0	0	0	0	710.400
401	01	18	00	Remuneraciones al personal contratado	710.400	0	0	0	0	710.400
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	710.400	0	0	0	0	710.400
				Totales	**710.400**	**0**	**0**	**0**	**0**	**710.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 129276 230074000 ADECUACIÓN DE ESPACIOS FÍSICOS PARA EL FUNCIONAMIENTO DE FISCALÍAS Y UNIDADES DE APOYO DEL MINISTERIO PÚBLICO

OBJETIVO DEL PROYECTO: GARANTIZAR LA INFRAESTRUCTURA FÍSICO-ESPACIAL DEL MINISTERIO PÚBLICO, MEDIANTE EL EQUIPAMIENTO Y ÓPTIMO FUNCIONAMIENTO DE LAS DIFERENTES DEPENDENCIAS PARA MEJORAR TIEMPOS Y CALIDAD DE RESPUESTA A NIVEL NACIONAL.

UNIDAD DE MEDIDA: ESPACIO **META:** 56

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFRAESTRUCTURA Y EDIFICACIONES **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**7.721.676**	**0**	**0**	**0**	**0**	**7.721.676**
403	18	00	00	Impuestos indirectos	7.721.676	0	0	0	0	7.721.676
403	18	01	00	Impuesto al valor agregado	7.721.676	0	0	0	0	7.721.676
404	**00**	**00**	**00**	**Activos reales**	**65.347.298**	**0**	**0**	**0**	**0**	**65.347.298**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	63.347.298	0	0	0	0	63.347.298
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	63.347.298	0	0	0	0	63.347.298
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.000.000	0	0	0	0	1.000.000
404	09	01	00	Mobiliario y equipos de oficina	1.000.000	0	0	0	0	1.000.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	1.000.000	0	0	0	0	1.000.000
404	11	02	00	Adquisición de edificios e instalaciones	1.000.000	0	0	0	0	1.000.000
				Totales	**73.068.974**	**0**	**0**	**0**	**0**	**73.068.974**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 129276 230074000 ADECUACIÓN DE ESPACIOS FÍSICOS PARA EL FUNCIONAMIENTO DE FISCALÍAS Y UNIDADES DE APOYO DEL MINISTERIO PÚBLICO

OBJETIVO DEL PROYECTO: GARANTIZAR LA INFRAESTRUCTURA FÍSICO-ESPACIAL DEL MINISTERIO PÚBLICO, MEDIANTE EL EQUIPAMIENTO Y ÓPTIMO FUNCIONAMIENTO DE LAS DIFERENTES DEPENDENCIAS PARA MEJORAR TIEMPOS Y CALIDAD DE RESPUESTA A NIVEL NACIONAL.

UNIDAD DE MEDIDA: ESPACIO

META: 56

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFRAESTRUCTURA Y EDIFICACIONES

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 129276 230074000 ADECUACIÓN DE ESPACIOS FÍSICOS PARA EL FUNCIONAMIENTO DE FISCALÍAS Y UNIDADES DE APOYO DEL MINISTERIO PÚBLICO

OBJETIVO DEL PROYECTO: GARANTIZAR LA INFRAESTRUCTURA FÍSICO-ESPACIAL DEL MINISTERIO PÚBLICO, MEDIANTE EL EQUIPAMIENTO Y ÓPTIMO FUNCIONAMIENTO DE LAS DIFERENTES DEPENDENCIAS PARA MEJORAR TIEMPOS Y CALIDAD DE RESPUESTA A NIVEL NACIONAL.

UNIDAD DE MEDIDA: ESPACIO **META:** 56

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFRAESTRUCTURA Y EDIFICACIONES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 230074001 ADQUISICIÓN DE INMUEBLES PARA EL FUNCIONAMIENTO DE DEPENDENCIAS DEL MINISTERIO PÚBLICO

UNIDAD DE MEDIDA: SEDE **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFRAESTRUCTURA Y EDIFICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	00	00	00	**Activos reales**	**1.000.000**	0	0	0	0	**1.000.000**
404	11	00	00	Inmuebles, maquinaria y equipos usados	1.000.000	0	0	0	0	1.000.000
404	11	02	00	Adquisición de edificios e instalaciones	1.000.000	0	0	0	0	1.000.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 129276 230074000 ADECUACIÓN DE ESPACIOS FÍSICOS PARA EL FUNCIONAMIENTO DE FISCALÍAS Y UNIDADES DE APOYO DEL MINISTERIO PÚBLICO

OBJETIVO DEL PROYECTO: GARANTIZAR LA INFRAESTRUCTURA FÍSICO-ESPACIAL DEL MINISTERIO PÚBLICO, MEDIANTE EL EQUIPAMIENTO Y ÓPTIMO FUNCIONAMIENTO DE LAS DIFERENTES DEPENDENCIAS PARA MEJORAR TIEMPOS Y CALIDAD DE RESPUESTA A NIVEL NACIONAL.

UNIDAD DE MEDIDA: ESPACIO **META:** 56

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFRAESTRUCTURA Y EDIFICACIONES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 230074002 ADECUACIÓN DE ESPACIOS PARA EL FUNCIONAMIENTO DE DEPENDENCIAS DEL MINISTERIO PÚBLICO

UNIDAD DE MEDIDA: ESPACIO **META:** 56

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFRAESTRUCTURA Y EDIFICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**7.721.676**	**0**	**0**	**0**	**0**	**7.721.676**
403	18	00	00	Impuestos indirectos	7.721.676	0	0	0	0	7.721.676
403	18	01	00	Impuesto al valor agregado	7.721.676	0	0	0	0	7.721.676
404	**00**	**00**	**00**	**Activos reales**	**64.347.298**	**0**	**0**	**0**	**0**	**64.347.298**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	63.347.298	0	0	0	0	63.347.298
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	63.347.298	0	0	0	0	63.347.298
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.000.000	0	0	0	0	1.000.000
404	09	01	00	Mobiliario y equipos de oficina	1.000.000	0	0	0	0	1.000.000
				Totales	**72.068.974**	**0**	**0**	**0**	**0**	**72.068.974**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 129287 230075000 CREACIÓN DEL CENTRO DE INVESTIGACIONES FORENSES DEL MINISTERIO PÚBLICO.

OBJETIVO DEL PROYECTO: CREAR EL CENTRO DE INVESTIGACIONES FORENSES DEL MINISTERIO PÚBLICO, A LOS FINES DE REALIZAR EN TIEMPO OPORTUNO Y BAJO PROTOCOLOS ESTRICTOS, LAS AUTOPSIAS Y NECROPSIAS VINCULADAS A CASOS INICIADOS EN LA INSTITUCIÓN, ASÍ COMO LA ATENCIÓN A VÍCTIMAS E IMPUTADOS, PERMITIENDO DE MANERA COLATERAL LA FORMACIÓN CALIFICADA DE PERSONAL PROFESIONAL EN MATERIA FORENSE.

UNIDAD DE MEDIDA: CENTRO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFRAESTRUCTURA Y EDIFICACIONES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS — Bolívares — Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**872.882**	0	0	0	0	**872.882**
403	18	00	00	Impuestos indirectos	872.882	0	0	0	0	872.882
403	18	01	00	Impuesto al valor agregado	872.882	0	0	0	0	872.882
404	00	00	00	**Activos reales**	**7.274.014**	0	0	0	0	**7.274.014**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	7.274.014	0	0	0	0	7.274.014
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	7.274.014	0	0	0	0	7.274.014
				Totales	**8.146.896**	0	0	0	0	**8.146.896**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 129287 230075000 CREACIÓN DEL CENTRO DE INVESTIGACIONES FORENSES DEL MINISTERIO PÚBLICO.

OBJETIVO DEL PROYECTO: CREAR EL CENTRO DE INVESTIGACIONES FORENSES DEL MINISTERIO PÚBLICO, A LOS FINES DE REALIZAR EN TIEMPO OPORTUNO Y BAJO PROTOCOLOS ESTRICTOS, LAS AUTOPSIAS Y NECROPSIAS VINCULADAS A CASOS INICIADOS EN LA INSTITUCIÓN, ASÍ COMO LA ATENCIÓN A VÍCTIMAS E IMPUTADOS, PERMITIENDO DE MANERA COLATERAL LA FORMACIÓN CALIFICADA DE PERSONAL PROFESIONAL EN MATERIA FORENSE.

UNIDAD DE MEDIDA: CENTRO

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFRAESTRUCTURA Y EDIFICACIONES

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 129287 230075000 CREACIÓN DEL CENTRO DE INVESTIGACIONES FORENSES DEL MINISTERIO PÚBLICO.

OBJETIVO DEL PROYECTO: CREAR EL CENTRO DE INVESTIGACIONES FORENSES DEL MINISTERIO PÚBLICO, A LOS FINES DE REALIZAR EN TIEMPO OPORTUNO Y BAJO PROTOCOLOS ESTRICTOS, LAS AUTOPSIAS Y NECROPSIAS VINCULADAS A CASOS INICIADOS EN LA INSTITUCIÓN, ASÍ COMO LA ATENCIÓN A VÍCTIMAS E IMPUTADOS, PERMITIENDO DE MANERA COLATERAL LA FORMACIÓN CALIFICADA DE PERSONAL PROFESIONAL EN MATERIA FORENSE.

UNIDAD DE MEDIDA: CENTRO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFRAESTRUCTURA Y EDIFICACIONES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 230075001 ACONDICIONAMIENTO DEL ESPACIO FÍSICO PARA EL FUNCIONAMIENTO DEL CENTRO DE INVESTIGACIONES FORENSES DEL MINISTERIO PÚBLICO

UNIDAD DE MEDIDA: ACONDICIONAMIENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFRAESTRUCTURA Y EDIFICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**872.882**	**0**	**0**	0	0	872.882
403	18	00	00	Impuestos indirectos	872.882	0	0	0	0	872.882
403	18	01	00	Impuesto al valor agregado	872.882	0	0	0	0	872.882
404	**00**	**00**	**00**	**Activos reales**	**7.274.014**	**0**	**0**	**0**	0	**7.274.014**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	7.274.014	0	0	0	0	7.274.014
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	7.274.014	0	0	0	0	7.274.014
				Totales	**8.146.896**	**0**	**0**	0	**0**	**8.146.896**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.031.488.516**	**0**	**0**	**0**	**0**	**5.031.488.516**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.412.635.448	0	0	0	0	1.412.635.448
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.301.183.421	0	0	0	0	1.301.183.421
401	01	03	00	Suplencias a empleados	14.153.000	0	0	0	0	14.153.000
401	01	09	00	Remuneraciones al personal en período de disponibilidad	200.000	0	0	0	0	200.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	61.076.092	0	0	0	0	61.076.092
401	01	13	00	Suplencias a obreros	3.850.000	0	0	0	0	3.850.000
401	01	18	00	Remuneraciones al personal contratado	30.801.400	0	0	0	0	30.801.400
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	30.801.400	0	0	0	0	30.801.400
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	748.112	0	0	0	0	748.112
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	623.423	0	0	0	0	623.423
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	5.075.800	0	0	0	0	5.075.800
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.075.800	0	0	0	0	5.075.800
401	03	00	00	Primas	335.312.427	0	0	0	0	335.312.427
401	03	02	00	Primas de transporte a empleados	90.400	0	0	0	0	90.400
401	03	08	00	Primas de profesionalización a empleados	64.011.920	0	0	0	0	64.011.920
401	03	09	00	Primas por antigüedad a empleados	190.028.124	0	0	0	0	190.028.124
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	70.294.488	0	0	0	0	70.294.488
401	03	17	00	Primas de transporte a obreros	4.559.040	0	0	0	0	4.559.040
401	03	21	00	Primas por antigüedad a obreros	6.328.455	0	0	0	0	6.328.455
401	04	00	00	Complementos de sueldos y salarios	1.148.400.937	0	0	0	0	1.148.400.937
401	04	05	00	Complemento a empleados por gastos de representación	1.080.000	0	0	0	0	1.080.000
401	04	06	00	Complemento a empleados por comisión de servicios	2.402.400	0	0	0	0	2.402.400
401	04	08	00	Bono compensatorio de alimentación a empleados	698.139.000	0	0	0	0	698.139.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	165.200	0	0	0	0	165.200
401	04	18	00	Bono compensatorio de alimentación a obreros	78.975.000	0	0	0	0	78.975.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	39.487.500	0	0	0	0	39.487.500
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	78.975	0	0	0	0	78.975
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	78.975	0	0	0	0	78.975
401	04	96	00	Otros complementos a empleados	310.629.887	0	0	0	0	310.629.887
401	04	97	00	Otros complementos a obreros	17.364.000	0	0	0	0	17.364.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	404.878.903	0	0	0	0	404.878.903

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	03	00	Bono vacacional a empleados	376.454.878	0	0	0	0	376.454.878
401	05	06	00	Bono vacacional a obreros	28.206.321	0	0	0	0	28.206.321
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	118.748	0	0	0	0	118.748
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	98.956	0	0	0	0	98.956
401	06	00	00	Aportes patronales y legales	203.360.803	0	0	0	0	203.360.803
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	128.135.626	0	0	0	0	128.135.626
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	30.098.199	0	0	0	0	30.098.199
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	33.310.958	0	0	0	0	33.310.958
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	5.513.179	0	0	0	0	5.513.179
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.276.403	0	0	0	0	1.276.403
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	590.670	0	0	0	0	590.670
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.469.133	0	0	0	0	2.469.133
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.208.667	0	0	0	0	1.208.667
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	559.933	0	0	0	0	559.933
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	41.933	0	0	0	0	41.933
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	27.133	0	0	0	0	27.133
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	19.733	0	0	0	0	19.733
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	41.933	0	0	0	0	41.933
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	27.133	0	0	0	0	27.133
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	19.733	0	0	0	0	19.733
401	06	97	00	Otros aportes legales por obreros	20.437	0	0	0	0	20.437
401	07	00	00	Asistencia socio-económica	1.265.551.198	0	0	0	0	1.265.551.198
401	07	02	00	Becas a empleados	722.540	0	0	0	0	722.540
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	153.394.746	0	0	0	0	153.394.746
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	912.260.585	0	0	0	0	912.260.585
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	11.760.000	0	0	0	0	11.760.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	12.303.520	0	0	0	0	12.303.520
401	07	18	00	Becas a obreros	363.480	0	0	0	0	363.480
401	07	19	00	Ayudas por matrimonio de obreros	40.000	0	0	0	0	40.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	20	00	Ayudas por nacimiento de hijos de obreros	110.000	0	0	0	0	110.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	6.090.000	0	0	0	0	6.090.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	156.240.461	0	0	0	0	156.240.461
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	5.252.800	0	0	0	0	5.252.800
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	3.596.000	0	0	0	0	3.596.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	115.933	0	0	0	0	115.933
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	101.133	0	0	0	0	101.133
401	07	96	00	Otras subvenciones a empleados	3.200.000	0	0	0	0	3.200.000
401	08	00	00	Prestaciones sociales e indemnizaciones	256.273.000	0	0	0	0	256.273.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	235.196.000	0	0	0	0	235.196.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	17.278.000	0	0	0	0	17.278.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.605.000	0	0	0	0	3.605.000
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	106.000	0	0	0	0	106.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	88.000	0	0	0	0	88.000
403	**00**	**00**	**00**	**Servicios no personales**	**14.107.310**	**0**	**0**	**0**	**0**	**14.107.310**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	5.440.000	0	0	0	0	5.440.000
403	10	07	00	Servicios de capacitación y adiestramiento	5.440.000	0	0	0	0	5.440.000
403	18	00	00	Impuestos indirectos	1.317.185	0	0	0	0	1.317.185
403	18	01	00	Impuesto al valor agregado	1.317.185	0	0	0	0	1.317.185
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	7.350.125	0	0	0	0	7.350.125
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	7.350.125	0	0	0	0	7.350.125
				Totales	**5.045.595.826**	**0**	**0**	**0**	**0**	**5.045.595.826**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 230001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.031.488.516**	**0**	**0**	**0**	**0**	**5.031.488.516**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.412.635.448	0	0	0	0	1.412.635.448
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.301.183.421	0	0	0	0	1.301.183.421
401	01	03	00	Suplencias a empleados	14.153.000	0	0	0	0	14.153.000
401	01	09	00	Remuneraciones al personal en período de disponibilidad	200.000	0	0	0	0	200.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	61.076.092	0	0	0	0	61.076.092
401	01	13	00	Suplencias a obreros	3.850.000	0	0	0	0	3.850.000
401	01	18	00	Remuneraciones al personal contratado	30.801.400	0	0	0	0	30.801.400
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	30.801.400	0	0	0	0	30.801.400
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	748.112	0	0	0	0	748.112
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	623.423	0	0	0	0	623.423
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	5.075.800	0	0	0	0	5.075.800
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.075.800	0	0	0	0	5.075.800
401	03	00	00	Primas	335.312.427	0	0	0	0	335.312.427
401	03	02	00	Primas de transporte a empleados	90.400	0	0	0	0	90.400
401	03	08	00	Primas de profesionalización a empleados	64.011.920	0	0	0	0	64.011.920
401	03	09	00	Primas por antigüedad a empleados	190.028.124	0	0	0	0	190.028.124
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	70.294.488	0	0	0	0	70.294.488
401	03	17	00	Primas de transporte a obreros	4.559.040	0	0	0	0	4.559.040
401	03	21	00	Primas por antigüedad a obreros	6.328.455	0	0	0	0	6.328.455
401	04	00	00	Complementos de sueldos y salarios	1.148.400.937	0	0	0	0	1.148.400.937
401	04	05	00	Complemento a empleados por gastos de representación	1.080.000	0	0	0	0	1.080.000
401	04	06	00	Complemento a empleados por comisión de servicios	2.402.400	0	0	0	0	2.402.400
401	04	08	00	Bono compensatorio de alimentación a empleados	698.139.000	0	0	0	0	698.139.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	165.200	0	0	0	0	165.200
401	04	18	00	Bono compensatorio de alimentación a obreros	78.975.000	0	0	0	0	78.975.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	39.487.500	0	0	0	0	39.487.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 230001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	78.975	0	0	0	0	78.975
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	78.975	0	0	0	0	78.975
401	04	96	00	Otros complementos a empleados	310.629.887	0	0	0	0	310.629.887
401	04	97	00	Otros complementos a obreros	17.364.000	0	0	0	0	17.364.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	404.878.903	0	0	0	0	404.878.903
401	05	03	00	Bono vacacional a empleados	376.454.878	0	0	0	0	376.454.878
401	05	06	00	Bono vacacional a obreros	28.206.321	0	0	0	0	28.206.321
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	118.748	0	0	0	0	118.748
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	98.956	0	0	0	0	98.956
401	06	00	00	Aportes patronales y legales	203.360.803	0	0	0	0	203.360.803
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	128.135.626	0	0	0	0	128.135.626
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	30.098.199	0	0	0	0	30.098.199
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	33.310.958	0	0	0	0	33.310.958
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	5.513.179	0	0	0	0	5.513.179
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.276.403	0	0	0	0	1.276.403
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	590.670	0	0	0	0	590.670
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.469.133	0	0	0	0	2.469.133
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.208.667	0	0	0	0	1.208.667
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	559.933	0	0	0	0	559.933
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	41.933	0	0	0	0	41.933
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	27.133	0	0	0	0	27.133
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	19.733	0	0	0	0	19.733
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	41.933	0	0	0	0	41.933
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	27.133	0	0	0	0	27.133
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	19.733	0	0	0	0	19.733

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 230001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	97	00	Otros aportes legales por obreros	20.437	0	0	0	0	20.437
401	07	00	00	Asistencia socio económica	1.265.551.198	0	0	0	0	1.265.551.198
401	07	02	00	Becas a empleados	722.540	0	0	0	0	722.540
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	153.394.746	0	0	0	0	153.394.746
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	912.260.585	0	0	0	0	912.260.585
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	11.760.000	0	0	0	0	11.760.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	12.303.520	0	0	0	0	12.303.520
401	07	18	00	Becas a obreros	363.480	0	0	0	0	363.480
401	07	19	00	Ayudas por matrimonio de obreros	40.000	0	0	0	0	40.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	110.000	0	0	0	0	110.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	6.090.000	0	0	0	0	6.090.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	156.240.461	0	0	0	0	156.240.461
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	5.252.800	0	0	0	0	5.252.800
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	3.596.000	0	0	0	0	3.596.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	115.933	0	0	0	0	115.933
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	101.133	0	0	0	0	101.133
401	07	96	00	Otras subvenciones a empleados	3.200.000	0	0	0	0	3.200.000
401	08	00	00	Prestaciones sociales e indemnizaciones	256.273.000	0	0	0	0	256.273.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	235.196.000	0	0	0	0	235.196.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	17.278.000	0	0	0	0	17.278.000
401	08	03	00	Prestaciones sociales e indemnizaciones a personal contratado	3.605.000	0	0	0	0	3.605.000
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	106.000	0	0	0	0	106.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	88.000	0	0	0	0	88.000
403	**00**	**00**	**00**	**Servicios no personales**	**14.107.310**	**0**	**0**	**0**	**0**	**14.107.310**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	5.440.000	0	0	0	0	5.440.000
403	10	07	00	Servicios de capacitación y adiestramiento	5.440.000	0	0	0	0	5.440.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 230001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	1.317.185	0	0	0	0	1.317.185
403	18	01	00	Impuesto al valor agregado	1.317.185	0	0	0	0	1.317.185
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	7.350.125	0	0	0	0	7.350.125
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	7.350.125	0	0	0	0	7.350.125
				Totales	**5.045.595.826**	**0**	**0**	**0**	**0**	**5.045.595.826**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	240.331.494	0	0	0	0	240.331.494
402	01	00	00	Productos alimenticios y agropecuarios	9.809.864	0	0	0	0	9.809.864
402	01	01	00	Alimentos y bebidas para personas	9.720.755	0	0	0	0	9.720.755
402	01	03	00	Productos agrícolas y pecuarios	89.109	0	0	0	0	89.109
402	02	00	00	Productos de minas, canteras y yacimientos	92.640	0	0	0	0	92.640
402	02	01	00	Carbón mineral	43.550	0	0	0	0	43.550
402	02	05	00	Piedra, arcilla, arena y tierra	49.090	0	0	0	0	49.090
402	03	00	00	Textiles y vestuarios	995.869	0	0	0	0	995.869
402	03	01	00	Textiles	427.126	0	0	0	0	427.126
402	03	02	00	Prendas de vestir	568.743	0	0	0	0	568.743
402	04	00	00	Productos de cuero y caucho	4.832.559	0	0	0	0	4.832.559
402	04	03	00	Cauchos y tripas para vehículos	4.831.879	0	0	0	0	4.831.879
402	04	99	00	Otros productos de cuero y caucho	680	0	0	0	0	680
402	05	00	00	Productos de papel, cartón e impresos	53.203.391	0	0	0	0	53.203.391
402	05	01	00	Pulpa de madera, papel y cartón	2.373.518	0	0	0	0	2.373.518
402	05	02	00	Envases y cajas de papel y cartón	4.039.067	0	0	0	0	4.039.067
402	05	03	00	Productos de papel y cartón para oficina	44.617.508	0	0	0	0	44.617.508
402	05	04	00	Libros, revistas y periódicos	499.825	0	0	0	0	499.825
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.673.473	0	0	0	0	1.673.473
402	06	00	00	Productos químicos y derivados	17.292.345	0	0	0	0	17.292.345
402	06	01	00	Sustancias químicas y de uso industrial	2.134.786	0	0	0	0	2.134.786
402	06	02	00	Abonos, plaguicidas y otros	2.434	0	0	0	0	2.434
402	06	03	00	Tintas, pinturas y colorantes	7.983.648	0	0	0	0	7.983.648
402	06	04	00	Productos farmacéuticos y medicamentos	1.398.902	0	0	0	0	1.398.902
402	06	05	00	Productos de tocador	57.065	0	0	0	0	57.065
402	06	06	00	Combustibles y lubricantes	2.425.464	0	0	0	0	2.425.464
402	06	08	00	Productos plásticos	2.981.142	0	0	0	0	2.981.142
402	06	99	00	Otros productos de la industria química y conexos	308.904	0	0	0	0	308.904
402	07	00	00	Productos minerales no metálicos	81.132	0	0	0	0	81.132
402	07	01	00	Productos de barro, loza y porcelana	2.500	0	0	0	0	2.500
402	07	02	00	Vidrios y productos de vidrio	43.200	0	0	0	0	43.200
402	07	04	00	Cemento, cal y yeso	8.532	0	0	0	0	8.532
402	07	99	00	Otros productos minerales no metálicos	26.900	0	0	0	0	26.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	00	00	Productos metálicos	5.008.515	0	0	0	0	5.008.515
402	08	01	00	Productos primarios de hierro y acero	8.882	0	0	0	0	8.882
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.011.178	0	0	0	0	1.011.178
402	08	04	00	Productos metálicos estructurales	3.650	0	0	0	0	3.650
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.183.218	0	0	0	0	2.183.218
402	08	10	00	Repuestos y accesorios para otros equipos	1.755.926	0	0	0	0	1.755.926
402	08	99	00	Otros productos metálicos	45.661	0	0	0	0	45.661
402	09	00	00	Productos de madera	3.470	0	0	0	0	3.470
402	09	01	00	Productos primarios de madera	2.633	0	0	0	0	2.633
402	09	99	00	Otros productos de madera	837	0	0	0	0	837
402	10	00	00	Productos varios y útiles diversos	138.336.403	0	0	0	0	138.336.403
402	10	01	00	Artículos de deporte, recreación y juguetes	1.905.731	0	0	0	0	1.905.731
402	10	02	00	Materiales y útiles de limpieza y aseo	49.396	0	0	0	0	49.396
402	10	03	00	Utensilios de cocina y comedor	44.293	0	0	0	0	44.293
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.445.829	0	0	0	0	1.445.829
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	19.404.244	0	0	0	0	19.404.244
402	10	06	00	Condecoraciones, ofrendas y similares	560.161	0	0	0	0	560.161
402	10	07	00	Productos de seguridad en el trabajo	149.552	0	0	0	0	149.552
402	10	08	00	Materiales para equipos de computación	107.120.622	0	0	0	0	107.120.622
402	10	09	00	Especies timbradas y valores	4.563	0	0	0	0	4.563
402	10	11	00	Materiales eléctricos	4.997.604	0	0	0	0	4.997.604
402	10	12	00	Materiales para instalaciones sanitarias	1.055.926	0	0	0	0	1.055.926
402	10	99	00	Otros productos y útiles diversos	1.598.482	0	0	0	0	1.598.482
402	99	00	00	Otros materiales y suministros	10.675.306	0	0	0	0	10.675.306
402	99	01	00	Otros materiales y suministros	10.675.306	0	0	0	0	10.675.306
403	**00**	**00**	**00**	**Servicios no personales**	**825.789.888**	**0**	**0**	**0**	**0**	**825.789.888**
403	01	00	00	Alquileres de inmuebles	73.734.685	0	0	0	0	73.734.685
403	01	01	00	Alquileres de edificios y locales	72.044.685	0	0	0	0	72.044.685
403	01	02	00	Alquileres de instalaciones culturales y recreativas	1.690.000	0	0	0	0	1.690.000
403	02	00	00	Alquileres de maquinaria y equipos	11.500	0	0	0	0	11.500
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	11.500	0	0	0	0	11.500
403	04	00	00	Servicios básicos	44.714.381	0	0	0	0	44.714.381
403	04	01	00	Electricidad	7.581.304	0	0	0	0	7.581.304

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	03	00	Agua	1.470.851	0	0	0	0	1.470.851
403	04	04	00	Teléfonos	7.681.440	0	0	0	0	7.681.440
403	04	04	01	Servicios de telefonía prestados por organismos públicos	7.681.440	0	0	0	0	7.681.440
403	04	05	00	Servicio de comunicaciones	13.471.519	0	0	0	0	13.471.519
403	04	06	00	Servicio de aseo urbano y domiciliario	3.183.636	0	0	0	0	3.183.636
403	04	07	00	Servicio de condominio	11.325.631	0	0	0	0	11.325.631
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	1.247.433	0	0	0	0	1.247.433
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	104.000	0	0	0	0	104.000
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	1.143.433	0	0	0	0	1.143.433
403	06	00	00	Servicios de transporte y almacenaje	1.590.422	0	0	0	0	1.590.422
403	06	01	00	Fletes y embalajes	562.721	0	0	0	0	562.721
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.027.701	0	0	0	0	1.027.701
403	07	00	00	Servicios de información, impresión y relaciones públicas	29.136.752	0	0	0	0	29.136.752
403	07	02	00	Imprenta y reproducción	14.360.453	0	0	0	0	14.360.453
403	07	03	00	Relaciones sociales	14.236.299	0	0	0	0	14.236.299
403	07	04	00	Avisos	540.000	0	0	0	0	540.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	58.322.459	0	0	0	0	58.322.459
403	08	01	00	Primas y gastos de seguros	49.799.784	0	0	0	0	49.799.784
403	08	02	00	Comisiones y gastos bancarios	8.522.675	0	0	0	0	8.522.675
403	09	00	00	Viáticos y pasajes	39.422.872	0	0	0	0	39.422.872
403	09	01	00	Viáticos y pasajes dentro del país	35.937.736	0	0	0	0	35.937.736
403	09	02	00	Viáticos y pasajes fuera del país	2.275.229	0	0	0	0	2.275.229
403	09	03	00	Asignación por kilómetros recorridos	1.209.907	0	0	0	0	1.209.907
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	26.276.821	0	0	0	0	26.276.821
403	10	03	00	Servicios de procesamiento de datos	1.560.000	0	0	0	0	1.560.00
403	10	09	00	Servicios de lavandería y tintorería	91.895	0	0	0	0	91.895
403	10	11	00	Servicios para la elaboración y suministro de comida	18.461.520	0	0	0	0	18.461.520
403	10	99	00	Otros servicios profesionales y técnicos	6.163.406	0	0	0	0	6.163.406
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	95.367.239	0	0	0	0	95.367.239
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	12.747.884	0	0	0	0	12.747.884
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	4.310.938	0	0	0	0	4.310.938
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	523.900	0	0	0	0	523.900

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	6.500	0	0	0	0	6.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	76.995.694	0	0	0	0	76.995.694
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	782.323	0	0	0	0	782.323
403	12	00	00	Conservación y reparaciones menores de obras	268.997.383	0	0	0	0	268.997.383
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	268.997.383	0	0	0	0	268.997.383
403	15	00	00	Servicios fiscales	1.132.458	0	0	0	0	1.132.458
403	15	02	00	Tasas y otros derechos obligatorios	1.132.458	0	0	0	0	1.132.458
403	16	00	00	Servicios de diversión, esparcimiento y culturales	62.476.696	0	0	0	0	62.476.696
403	16	01	00	Servicios de diversión, esparcimiento y culturales	62.476.696	0	0	0	0	62.476.696
403	18	00	00	Impuestos indirectos	119.280.620	0	0	0	0	119.280.620
403	18	01	00	Impuesto al valor agregado	119.280.620	0	0	0	0	119.280.620
403	99	00	00	Otros servicios no personales	4.078.167	0	0	0	0	4.078.167
403	99	01	00	Otros servicios no personales	4.078.167	0	0	0	0	4.078.167
404	**00**	**00**	**00**	**Activos reales**	**81.928.305**	**0**	**0**	**0**	**0**	**81.928.305**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	5.230.913	0	0	0	0	5.230.913
404	01	01	00	Repuestos mayores	4.798.613	0	0	0	0	4.798.613
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	2.080.000	0	0	0	0	2.080.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	2.718.613	0	0	0	0	2.718.613
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	432.300	0	0	0	0	432.300
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	432.300	0	0	0	0	432.300
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.813.715	0	0	0	0	4.813.715
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	114.400	0	0	0	0	114.400
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	25.415	0	0	0	0	25.415
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	4.673.900	0	0	0	0	4.673.900
404	04	00	00	Equipos de transporte, tracción y elevación	105.300	0	0	0	0	105.300
404	04	05	00	Vehículos de tracción no motorizados	66.300	0	0	0	0	66.300
404	04	06	00	Equipos auxiliares de transporte	39.000	0	0	0	0	39.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	8.375.451	0	0	0	0	8.375.451
404	05	01	00	Equipos de telecomunicaciones	8.375.451	0	0	0	0	8.375.451
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.681.142	0	0	0	0	2.681.142
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.681.142	0	0	0	0	2.681.142
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.722.258	0	0	0	0	1.722.258

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.156.725	0	0	0	0	1.156.725
404	07	06	00	Instrumentos musicales y equipos de audio	565.533	0	0	0	0	565.533
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	58.882.526	0	0	0	0	58.882.526
404	09	01	00	Mobiliario y equipos de oficina	479.586	0	0	0	0	479.586
404	09	02	00	Equipos de computación	40.026.029	0	0	0	0	40.026.029
404	09	03	00	Mobiliario y equipos de alojamiento	17.190.911	0	0	0	0	17.190.911
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.186.000	0	0	0	0	1.186.000
404	12	00	00	Activos intangibles	117.000	0	0	0	0	117.000
404	12	04	00	Paquetes y programas de computación	117.000	0	0	0	0	117.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**19.031.712**	**0**	**0**	**0**	**0**	**19.031.712**
407	01	00	00	Transferencias y donaciones corrientes internas	19.031.712	0	0	0	0	19.031.712
407	01	01	00	Transferencias corrientes internas al sector privado	1.431.560	0	0	0	0	1.431.560
407	01	01	56	Otras asignaciones	1.431.560	0	0	0	0	1.431.560
407	01	03	00	Transferencias corrientes internas al sector público	17.600.152	0	0	0	0	17.600.152
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	17.600.152	0	0	0	0	17.600.152
411	**00**	**00**	**00**	**Disminución de pasivos**	**7.328.333**	**0**	**0**	**0**	**0**	**7.328.333**
411	11	00	00	Obligaciones de ejercicios anteriores	7.328.333	0	0	0	0	7.328.333
411	11	04	00	Compromisos pendientes de ejercicios anteriores	3.528.333	0	0	0	0	3.528.333
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	3.800.000	0	0	0	0	3.800.000
				Totales	**1.174.409.732**	**0**	**0**	**0**	**0**	**1.174.409.732**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**17.600.152**	**0**	**0**	**0**	**0**	**17.600.152**
407	01	00	00	Transferencias y donaciones corrientes internas	17.600.152	0	0	0	0	17.600.152
407	01	03	00	Transferencias corrientes internas al sector público	17.600.152	0	0	0	0	17.600.152
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	17.600.152	0	0	0	0	17.600.152
				- A0239 Fundación para la Investigación, Capacitación y Desarrollo de la Función Fiscal	17.600.152	0	0	0	0	17.600.152
				Totales	**17.600.152**	**0**	**0**	**0**	**0**	**17.600.152**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 230002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	240.331.494	0	0	0	0	240.331.494
402	01	00	00	Productos alimenticios y agropecuarios	9.809.864	0	0	0	0	9.809.864
402	01	01	00	Alimentos y bebidas para personas	9.720.755	0	0	0	0	9.720.755
402	01	03	00	Productos agrícolas y pecuarios	89.109	0	0	0	0	89.109
402	02	00	00	Productos de minas, canteras y yacimientos	92.640	0	0	0	0	92.640
402	02	01	00	Carbón mineral	43.550	0	0	0	0	43.550
402	02	05	00	Piedra, arcilla, arena y tierra	49.090	0	0	0	0	49.090
402	03	00	00	Textiles y vestuarios	995.869	0	0	0	0	995.869
402	03	01	00	Textiles	427.126	0	0	0	0	427.126
402	03	02	00	Prendas de vestir	568.743	0	0	0	0	568.743
402	04	00	00	Productos de cuero y caucho	4.832.559	0	0	0	0	4.832.559
402	04	03	00	Cauchos y tripas para vehículos	4.831.879	0	0	0	0	4.831.879
402	04	99	00	Otros productos de cuero y caucho	680	0	0	0	0	680
402	05	00	00	Productos de papel, cartón e impresos	53.203.391	0	0	0	0	53.203.391
402	05	01	00	Pulpa de madera, papel y cartón	2.373.518	0	0	0	0	2.373.518
402	05	02	00	Envases y cajas de papel y cartón	4.039.067	0	0	0	0	4.039.067
402	05	03	00	Productos de papel y cartón para oficina	44.617.508	0	0	0	0	44.617.508
402	05	04	00	Libros, revistas y periódicos	499.825	0	0	0	0	499.825
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.673.473	0	0	0	0	1.673.473
402	06	00	00	Productos químicos y derivados	17.292.345	0	0	0	0	17.292.345
402	06	01	00	Sustancias químicas y de uso industrial	2.134.786	0	0	0	0	2.134.786
402	06	02	00	Abonos, plaguicidas y otros	2.434	0	0	0	0	2.434
402	06	03	00	Tintas, pinturas y colorantes	7.983.648	0	0	0	0	7.983.648
402	06	04	00	Productos farmacéuticos y medicamentos	1.398.902	0	0	0	0	1.398.902
402	06	05	00	Productos de tocador	57.065	0	0	0	0	57.065
402	06	06	00	Combustibles y lubricantes	2.425.464	0	0	0	0	2.425.464
402	06	08	00	Productos plásticos	2.981.142	0	0	0	0	2.981.142
402	06	99	00	Otros productos de la industria química y conexos	308.904	0	0	0	0	308.904

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 230002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	00	00	Productos minerales no metálicos	81.132	0	0	0	0	81.132
402	07	01	00	Productos de barro, loza y porcelana	2.500	0	0	0	0	2.500
402	07	02	00	Vidrios y productos de vidrio	43.200	0	0	0	0	43.200
402	07	04	00	Cemento, cal y yeso	8.532	0	0	0	0	8.532
402	07	99	00	Otros productos minerales no metálicos	26.900	0	0	0	0	26.900
402	08	00	00	Productos metálicos	5.008.515	0	0	0	0	5.008.515
402	08	01	00	Productos primarios de hierro y acero	8.882	0	0	0	0	8.882
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.011.178	0	0	0	0	1.011.178
402	08	04	00	Productos metálicos estructurales	3.650	0	0	0	0	3.650
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.183.218	0	0	0	0	2.183.218
402	08	10	00	Repuestos y accesorios para otros equipos	1.755.926	0	0	0	0	1.755.926
402	08	99	00	Otros productos metálicos	45.661	0	0	0	0	45.661
402	09	00	00	Productos de madera	3.470	0	0	0	0	3.470
402	09	01	00	Productos primarios de madera	2.633	0	0	0	0	2.633
402	09	99	00	Otros productos de madera	837	0	0	0	0	837
402	10	00	00	Productos varios y útiles diversos	138.336.403	0	0	0	0	138.336.403
402	10	01	00	Artículos de deporte, recreación y juguetes	1.905.731	0	0	0	0	1.905.731
402	10	02	00	Materiales y útiles de limpieza y aseo	49.396	0	0	0	0	49.396
402	10	03	00	Utensilios de cocina y comedor	44.293	0	0	0	0	44.293
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.445.829	0	0	0	0	1.445.829
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	19.404.244	0	0	0	0	19.404.244
402	10	06	00	Condecoraciones, ofrendas y similares	560.161	0	0	0	0	560.161
402	10	07	00	Productos de seguridad en el trabajo	149.552	0	0	0	0	149.552
402	10	08	00	Materiales para equipos de computación	107.120.622	0	0	0	0	107.120.622
402	10	09	00	Especies timbradas y valores	4.563	0	0	0	0	4.563
402	10	11	00	Materiales eléctricos	4.997.604	0	0	0	0	4.997.604
402	10	12	00	Materiales para instalaciones sanitarias	1.055.926	0	0	0	0	1.055.926
402	10	99	00	Otros productos y útiles diversos	1.598.482	0	0	0	0	1.598.482

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 230002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	99	00	00	Otros materiales y suministros	10.675.306	0	0	0	0	10.675.306
402	99	01	00	Otros materiales y suministros	10.675.306	0	0	0	0	10.675.306
403	**00**	**00**	**00**	**Servicios no personales**	**825.789.888**	0	**0**	0	0	**825.789.888**
403	01	00	00	Alquileres de inmuebles	73.734.685	0	0	0	0	73.734.685
403	01	01	00	Alquileres de edificios y locales	72.044.685	0	0	0	0	72.044.685
403	01	02	00	Alquileres de instalaciones culturales y recreativas	1.690.000	0	0	0	0	1.690.000
403	02	00	00	Alquileres de maquinaria y equipos	11.500	0	0	0	0	11.500
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	11.500	0	0	0	0	11.500
403	04	00	00	Servicios básicos	44.714.381	0	0	0	0	44.714.381
403	04	01	00	Electricidad	7.581.304	0	0	0	0	7.581.304
403	04	03	00	Agua	1.470.851	0	0	0	0	1.470.851
403	04	04	00	Teléfonos	7.681.440	0	0	0	0	7.681.440
403	04	04	01	Servicios de telefonía prestados por organismos públicos	7.681.440	0	0	0	0	7.681.440
403	04	05	00	Servicio de comunicaciones	13.471.519	0	0	0	0	13.471.519
403	04	06	00	Servicio de aseo urbano y domiciliario	3.183.636	0	0	0	0	3.183.636
403	04	07	00	Servicio de condominio	11.325.631	0	0	0	0	11.325.631
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	1.247.433	0	0	0	0	1.247.433
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	104.000	0	0	0	0	104.000
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	1.143.433	0	0	0	0	1.143.433
403	06	00	00	Servicios de transporte y almacenaje	1.590.422	0	0	0	0	1.590.422
403	06	01	00	Fletes y embalajes	562.721	0	0	0	0	562.721
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.027.701	0	0	0	0	1.027.701
403	07	00	00	Servicios de información, impresión y relaciones públicas	29.136.752	0	0	0	0	29.136.752
403	07	02	00	Imprenta y reproducción	14.360.453	0	0	0	0	14.360.453
403	07	03	00	Relaciones sociales	14.236.299	0	0	0	0	14.236.299
403	07	04	00	Avisos	540.000	0	0	0	0	540.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	58.322.459	0	0	0	0	58.322.459
403	08	01	00	Primas y gastos de seguros	49.799.784	0	0	0	0	49.799.784

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 230002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	08	02	00	Comisiones y gastos bancarios	8.522.675	0	0	0	0	8.522.675
403	09	00	00	Viáticos y pasajes	39.422.872	0	0	0	0	39.422.872
403	09	01	00	Viáticos y pasajes dentro del país	35.937.736	0	0	0	0	35.937.736
403	09	02	00	Viáticos y pasajes fuera del país	2.275.229	0	0	0	0	2.275.229
403	09	03	00	Asignación por kilómetros recorridos	1.209.907	0	0	0	0	1.209.907
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	26.276.821	0	0	0	0	26.276.821
403	10	03	00	Servicios de procesamiento de datos	1.560.000	0	0	0	0	1.560.000
403	10	09	00	Servicios de lavandería y tintorería	91.895	0	0	0	0	91.895
403	10	11	00	Servicios para la elaboración y suministro de comida	18.461.520	0	0	0	0	18.461.520
403	10	99	00	Otros servicios profesionales y técnicos	6.163.406	0	0	0	0	6.163.406
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	95.367.239	0	0	0	0	95.367.239
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	12.747.884	0	0	0	0	12.747.884
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	4.310.938	0	0	0	0	4.310.938
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	523.900	0	0	0	0	523.900
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	6.500	0	0	0	0	6.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	76.995.694	0	0	0	0	76.995.694
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	782.323	0	0	0	0	782.323
403	12	00	00	Conservación y reparaciones menores de obras	268.997.383	0	0	0	0	268.997.383
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	268.997.383	0	0	0	0	268.997.383
403	15	00	00	Servicios fiscales	1.132.458	0	0	0	0	1.132.458
403	15	02	00	Tasas y otros derechos obligatorios	1.132.458	0	0	0	0	1.132.458
403	16	00	00	Servicios de diversión, esparcimiento y culturales	62.476.696	0	0	0	0	62.476.696
403	16	01	00	Servicios de diversión, esparcimiento y culturales	62.476.696	0	0	0	0	62.476.696
403	18	00	00	Impuestos indirectos	119.280.620	0	0	0	0	119.280.620
403	18	01	00	Impuesto al valor agregado	119.280.620	0	0	0	0	119.280.620
403	99	00	00	Otros servicios no personales	4.078.167	0	0	0	0	4.078.167
403	99	01	00	Otros servicios no personales	4.078.167	0	0	0	0	4.078.167

DISTRIBUCION GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 230002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**81.928.305**	**0**	**0**	**0**	**0**	**81.928.305**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	5.230.913	0	0	0	0	5.230.913
404	01	01	00	Repuestos mayores	4.798.613	0	0	0	0	4.798.613
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	2.080.000	0	0	0	0	2.080.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	2.718.613	0	0	0	0	2.718.613
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	432.300	0	0	0	0	432.300
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	432.300	0	0	0	0	432.300
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.813.715	0	0	0	0	4.813.715
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	114.400	0	0	0	0	114.400
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	25.415	0	0	0	0	25.415
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	4.673.900	0	0	0	0	4.673.900
404	04	00	00	Equipos de transporte, tracción y elevación	105.300	0	0	0	0	105.300
404	04	05	00	Vehículos de tracción no motorizados	66.300	0	0	0	0	66.300
404	04	06	00	Equipos auxiliares de transporte	39.000	0	0	0	0	39.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	8.375.451	0	0	0	0	8.375.451
404	05	01	00	Equipos de telecomunicaciones	8.375.451	0	0	0	0	8.375.451
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.681.142	0	0	0	0	2.681.142
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.681.142	0	0	0	0	2.681.142
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.722.258	0	0	0	0	1.722.258
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.156.725	0	0	0	0	1.156.725
404	07	06	00	Instrumentos musicales y equipos de audio	565.533	0	0	0	0	565.533
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	58.882.526	0	0	0	0	58.882.526
404	09	01	00	Mobiliario y equipos de oficina	479.586	0	0	0	0	479.586
404	09	02	00	Equipos de computación	40.026.029	0	0	0	0	40.026.029
404	09	03	00	Mobiliario y equipos de alojamiento	17.190.911	0	0	0	0	17.190.911
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.186.000	0	0	0	0	1.186.000
404	12	00	00	Activos intangibles	117.000	0	0	0	0	117.000
404	12	04	00	Paquetes y programas de computación	117.000	0	0	0	0	117.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 230002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.431.560**	**0**	**0**	**0**	**0**	**1.431.560**
407	01	00	00	Transferencias y donaciones corrientes internas	1.431.560	0	0	0	0	1.431.560
407	01	01	00	Transferencias corrientes internas al sector privado	1.431.560	0	0	0	0	1.431.560
407	01	01	56	Otras asignaciones	1.431.560	0	0	0	0	1.431.560
411	**00**	**00**	**00**	**Disminución de pasivos**	**7.328.333**	**0**	**0**	**0**	**0**	**7.328.333**
411	11	00	00	Obligaciones de ejercicios anteriores	7.328.333	0	0	0	0	7.328.333
411	11	04	00	Compromisos pendientes de ejercicios anteriores	3.528.333	0	0	0	0	3.528.333
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	3.800.000	0	0	0	0	3.800.000
				Totales	**1.156.809.580**	**0**	**0**	**0**	**0**	**1.156.809.580**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 230002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**17.600.152**	**0**	**0**	**0**	**0**	**17.600.152**
407	01	00	00	Transferencias y donaciones corrientes internas	17.600.152	0	0	0	0	17.600.152
407	01	03	00	Transferencias corrientes internas al sector público	17.600.152	0	0	0	0	17.600.152
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	17.600.152	0	0	0	0	17.600.152
				Totales	**17.600.152**	**0**	**0**	**0**	**0**	**17.600.152**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230003000 PREVISION Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**905.518.679**	**0**	**0**	**0**	**0**	**905.518.679**
407	01	00	00	Transferencias y donaciones corrientes internas	905.518.679	0	0	0	0	905.518.679
407	01	01	00	Transferencias corrientes internas al sector privado	905.518.679	0	0	0	0	905.518.679
407	01	01	01	Pensiones del personal empleado, obrero y militar	44.073.400	0	0	0	0	44.073.400
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	386.272.200	0	0	0	0	386.272.200
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	3.080.000	0	0	0	0	3.080.000
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	24.781.840	0	0	0	0	24.781.840
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	24.006.150	0	0	0	0	24.006.150
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	46.257.200	0	0	0	0	46.257.200
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	201.717.114	0	0	0	0	201.717.114
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	175.330.775	0	0	0	0	175.330.775
				Totales	**905.518.679**	**0**	**0**	**0**	**0**	**905.518.679**

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 230003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**905.518.679**	**0**	**0**	**0**	**0**	**905.518.679**
407	01	00	00	Transferencias y donaciones corrientes internas	905.518.679	0	0	0	0	905.518.679
407	01	01	00	Transferencias corrientes internas al sector privado	905.518.679	0	0	0	0	905.518.679
407	01	01	01	Pensiones del personal empleado, obrero y militar	44.073.400	0	0	0	0	44.073.400
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	386.272.200	0	0	0	0	386.272.200
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	3.080.000	0	0	0	0	3.080.000
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	24.781.840	0	0	0	0	24.781.840
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	24.006.150	0	0	0	0	24.006.150
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	46.257.200	0	0	0	0	46.257.200
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	201.717.114	0	0	0	0	201.717.114
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	175.330.775	0	0	0	0	175.330.775
				Totales	**905.518.679**	**0**	**0**	**0**	**0**	**905.518.679**

25
Procuraduría General de la República

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**199.399.171**	**0**	**0**	**0**	**0**	**199.399.171**
401	01	00	00	Sueldos, salarios y otras retribuciones	70.880.878	0	0	0	0	70.880.878
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	23.931.960	0	0	0	0	23.931.960
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	4.069.224	0	0	0	0	4.069.224
401	01	12	00	Salarios a obreros en puestos no permanentes	1.146.960	0	0	0	0	1.146.960
401	01	18	00	Remuneraciones al personal contratado	4.649.790	0	0	0	0	4.649.790
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	3.449.790	0	0	0	0	3.449.790
401	01	18	02	Remuneraciones por honorarios profesionales	1.200.000	0	0	0	0	1.200.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	629.022	0	0	0	0	629.022
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.424.584	0	0	0	0	12.424.584
401	01	99	00	Otras retribuciones	24.029.338	0	0	0	0	24.029.338
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.754.970	0	0	0	0	1.754.970
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.754.970	0	0	0	0	1.754.970
401	03	00	00	Primas	6.433.086	0	0	0	0	6.433.086
401	03	08	00	Primas de profesionalización a empleados	3.051.065	0	0	0	0	3.051.065
401	03	19	00	Primas por hijos de obreros	169	0	0	0	0	169
401	03	21	00	Primas por antigüedad a obreros	26.130	0	0	0	0	26.130
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	107.161	0	0	0	0	107.161
401	03	47	00	Primas al personal de alto nivel y de dirección	3.248.561	0	0	0	0	3.248.561
401	04	00	00	Complementos de sueldos y salarios	12.983.629	0	0	0	0	12.983.629
401	04	06	00	Complemento a empleados por comisión de servicios	1.683.049	0	0	0	0	1.683.049
401	04	08	00	Bono compensatorio de alimentación a empleados	6.706.800	0	0	0	0	6.706.800
401	04	17	00	Complemento a obreros por gastos de transporte	73.980	0	0	0	0	73.980
401	04	18	00	Bono compensatorio de alimentación a obreros	1.336.500	0	0	0	0	1.336.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.579.500	0	0	0	0	1.579.500
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	48.60[illegible]	0	0	0	0	48.600
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.555.200	0	0	0	0	1.555.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	27.212.909	0	0	0	0	27.212.909
401	05	03	00	Bono vacacional a empleados	8.356.045	0	0	0	0	8.356.045
401	05	06	00	Bono vacacional a obreros	3.169.806	0	0	0	0	3.169.806

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	08	00	Bono vacacional al personal contratado	8.117.333	0	0	0	0	8.117.333
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	7.569.725	0	0	0	0	7.569.725
401	06	00	00	Aportes patronales y legales	8.650.552	0	0	0	0	8.650.552
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.510.506	0	0	0	0	2.510.506
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	841.602	0	0	0	0	841.602
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	557.890	0	0	0	0	557.890
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	561.068	0	0	0	0	561.068
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	688.454	0	0	0	0	688.454
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	229.484	0	0	0	0	229.484
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	152.989	0	0	0	0	152.989
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	119.353	0	0	0	0	119.353
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	417.811	0	0	0	0	417.811
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	92.847	0	0	0	0	92.847
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	92.847	0	0	0	0	92.847
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	40.077	0	0	0	0	40.077
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	22.085	0	0	0	0	22.085
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	14.723	0	0	0	0	14.723
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	8.906	0	0	0	0	8.906
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.129.943	0	0	0	0	1.129.943
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	502.911	0	0	0	0	502.911
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	276.688	0	0	0	0	276.688
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	251.098	0	0	0	0	251.098
401	06	95	00	Otros aportes legales por personal contratado	139.270	0	0	0	0	139.270
401	07	00	00	Asistencia socio-económica	39.418.214	0	0	0	0	39.418.214
401	07	02	00	Becas a empleados	302.235	0	0	0	0	302.235
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.805.342	0	0	0	0	2.805.342
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	13.283.438	0	0	0	0	13.283.438
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	908.416	0	0	0	[illegible]	908.416

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	18	00	Becas a obreros	71.604	0	0	0	0	71.604
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	764.949	0	0	0	0	764.949
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	2.647.062	0	0	0	0	2.647.062
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	151.402	0	0	0	0	151.402
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	73.618	0	0	0	0	73.618
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	96.256	0	0	0	0	96.256
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.822.833	0	0	0	0	1.822.833
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	3.080.217	0	0	0	0	3.080.217
401	07	75	00	Becas al personal contratado	104.652	0	0	0	0	104.652
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	464.235	0	0	0	0	464.235
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	3.128.346	0	0	0	0	3.128.346
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	605.609	0	0	0	0	605.609
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	36.000	0	0	0	0	36.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	1.332.000	0	0	0	0	1.332.000
401	07	96	00	Otras subvenciones a empleados	5.580.000	0	0	0	0	5.580.000
401	07	97	00	Otras subvenciones a obreros	990.000	0	0	0	0	990.000
401	07	99	00	Otras subvenciones al personal contratado	1.170.000	0	0	0	0	1.170.000
401	08	00	00	Prestaciones sociales e indemnizaciones	32.064.933	0	0	0	0	32.064.933
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	14.209.260	0	0	0	0	14.209.260
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	4.496.182	0	0	0	0	4.496.182
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.178.555	0	0	0	0	7.178.555
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	465.927	0	0	0	0	465.927
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	5.715.009	0	0	0	0	5.715.009
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.620.861**	**0**	**0**	**0**	**0**	**15.620.861**
402	01	00	00	Productos alimenticios y agropecuarios	1.279.463	0	0	0	0	1.279.463
402	01	01	00	Alimentos y bebidas para personas	1.279.463	0	0	0	0	1.279.463
402	03	00	00	Textiles y vestuarios	81.233	0	0	0	0	81.233
402	03	01	00	Textiles	27.939	0	0	0	0	27.939
402	03	02	00	Prendas de vestir	53.294	0	0	0	0	53.294

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	04	00	00	Productos de cuero y caucho	600.160	0	0	0	0	600.160
402	04	03	00	Cauchos y tripas para vehículos	600.160	0	0	0	0	600.160
402	05	00	00	Productos de papel, cartón e impresos	4.147.168	0	0	0	0	4.147.168
402	05	01	00	Pulpa de madera, papel y cartón	487.892	0	0	0	0	487.892
402	05	03	00	Productos de papel y cartón para oficina	2.099.270	0	0	0	0	2.099.270
402	05	04	00	Libros, revistas y periódicos	205.390	0	0	0	0	205.390
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.354.616	0	0	0	0	1.354.616
402	06	00	00	Productos químicos y derivados	1.101.001	0	0	0	0	1.101.001
402	06	03	00	Tintas, pinturas y colorantes	183.053	0	0	0	0	183.053
402	06	04	00	Productos farmacéuticos y medicamentos	147.163	0	0	0	0	147.163
402	06	06	00	Combustibles y lubricantes	135.614	0	0	0	0	135.614
402	06	08	00	Productos plásticos	635.171	0	0	0	0	635.171
402	07	00	00	Productos minerales no metálicos	11.247	0	0	0	0	11.247
402	07	04	00	Cemento, cal y yeso	11.247	0	0	0	0	11.247
402	08	00	00	Productos metálicos	1.846.007	0	0	0	0	1.846.007
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.041.014	0	0	0	0	1.041.014
402	08	07	00	Material de señalamiento	26.359	0	0	0	0	26.359
402	08	09	00	Repuestos y accesorios para equipos de transporte	56.376	0	0	0	0	56.376
402	08	10	00	Repuestos y accesorios para otros equipos	722.258	0	0	0	0	722.258
402	10	00	00	Productos varios y útiles diversos	6.134.249	0	0	0	0	6.134.249
402	10	01	00	Artículos de deporte, recreación y juguetes	29.166	0	0	0	0	29.166
402	10	02	00	Materiales y útiles de limpieza y aseo	324.768	0	0	0	0	324.768
402	10	03	00	Utensilios de cocina y comedor	24.861	0	0	0	0	24.861
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.348 453	0	0	0	0	2.348.453
402	10	06	00	Condecoraciones, ofrendas y similares	45.899	0	0	0	0	45.899
402	10	07	00	Productos de seguridad en el trabajo	17.827	0	0	0	0	17.827
402	10	08	00	Materiales para equipos de computación	2.550.296	0	0	0	0	2.550.296
402	10	11	00	Materiales eléctricos	390.239	0	0	0	0	390.239
402	10	12	00	Materiales para instalaciones sanitarias	402.740	0	0	0	0	402.740
402	99	00	00	Otros materiales y suministros	420.333	0	0	0	0	420.333
402	99	01	00	Otros materiales y suministros	420.333	0	0	0	0	420.333

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**51.211.286**	**0**	**0**	**0**	**0**	**51.211.286**
403	01	00	00	Alquileres de inmuebles	1.206.312	0	0	0	0	1.206.312
403	01	01	00	Alquileres de edificios y locales	1.206.312	0	0	0	0	1.206.312
403	04	00	00	Servicios básicos	3.111.605	0	0	0	0	3.111.605
403	04	01	00	Electricidad	395.112	0	0	0	0	395.112
403	04	03	00	Agua	365.181	0	0	0	0	365.181
403	04	04	00	Teléfonos	1.166.742	0	0	0	0	1.166.742
403	04	04	01	Servicios de telefonía prestados por organismos públicos	700.820	0	0	0	0	700.820
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	465.922	0	0	0	0	465.922
403	04	05	00	Servicio de comunicaciones	457.104	0	0	0	0	457.104
403	04	06	00	Servicio de aseo urbano y domiciliario	426.979	0	0	0	0	426.979
403	04	07	00	Servicio de condominio	300.487	0	0	0	0	300.487
403	06	00	00	Servicios de transporte y almacenaje	205.663	0	0	0	0	205.663
403	06	01	00	Fletes y embalajes	205.663	0	0	0	0	205.663
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.500.000	0	0	0	0	2.500.000
403	07	02	00	Imprenta y reproducción	500.000	0	0	0	0	500.000
403	07	03	00	Relaciones sociales	1.500.000	0	0	0	0	1.500.000
403	07	04	00	Avisos	500.000	0	0	0	0	500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	4.055.023	0	0	0	0	4.055.023
403	08	01	00	Primas y gastos de seguros	3.500.000	0	0	0	0	3.500.000
403	08	02	00	Comisiones y gastos bancarios	555.023	0	0	0	0	555.023
403	09	00	00	Viáticos y pasajes	3.000.000	0	0	0	0	3.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.500.000	0	0	0	0	1.500.000
403	09	02	00	Viáticos y pasajes fuera del país	1.500.000	0	0	0	0	1.500.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	17.252.456	0	0	0	0	17.252.456
403	10	03	00	Servicios de procesamiento de datos	16.062.840	0	0	0	0	16.062.840
403	10	11	00	Servicios para la elaboración y suministro de comida	989.616	0	0	0	0	989.616
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.314.233	0	0	0	0	4.314.233
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.000.000	0	0	0	0	2.000.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	714.233	0	0	0	0	714.233

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.200.000	0	0	0	0	1.200.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	400.000	0	0	0	0	400.000
403	12	00	00	Conservación y reparaciones menores de obras	4.500.000	0	0	0	0	4.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.500.000	0	0	0	0	4.500.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.860.248	0	0	0	0	2.860.248
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.860.248	0	0	0	0	2.860.248
403	18	00	00	Impuestos indirectos	8.205.746	0	0	0	0	8.205.746
403	18	01	00	Impuesto al valor agregado	8.205.746	0	0	0	0	8.205.746
404	**00**	**00**	**00**	**Activos reales**	**3.923.062**	**0**	**0**	**0**	**0**	**3.923.062**
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.000.000	0	0	0	0	1.000.000
404	05	01	00	Equipos de telecomunicaciones	1.000.000	0	0	0	0	1.000.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	300.000	0	0	0	0	300.000
404	07	06	00	Instrumentos musicales y equipos de audio	300.000	0	0	0	0	300.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.623.062	0	0	0	0	2.623.062
404	09	01	00	Mobiliario y equipos de oficina	1.450.000	0	0	0	0	1.450.000
404	09	02	00	Equipos de computación	1.173.062	0	0	0	0	1.173.062
407	**00**	**00**	**00**	**Transferencias y donaciones**	**27.519.095**	**0**	**0**	**0**	**0**	**27.519.095**
407	01	00	00	Transferencias y donaciones corrientes internas	27.519.095	0	0	0	0	27.519.095
407	01	01	00	Transferencias corrientes internas al sector privado	16.300.373	0	0	0	0	16.300.373
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.827.784	0	0	0	0	1.827.784
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	5.592.536	0	0	0	0	5.592.536
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	182.778	0	0	0	0	182.778
407	01	01	11	Aportes a los servicios de salud accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.588.237	0	0	0	0	1.588.237
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	693.000	0	0	0	0	693.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	559.253	0	0	0	0	559.253
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	4.042.785	0	0	0	0	4.042.785
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	1.764.000	0	0	0	0	1.764.000
407	01	01	75	Subsidios a organismos laborales y gremiales	50.000	0	0	0	0	50.000
407	01	03	00	Transferencias corrientes internas al sector público	4.000.000	0	0	0	0	4.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.000.000	0	0	0	0	4.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	1.929.640	0	0	0	0	1.929.640
407	01	05	02	Pensiones del personal de alto nivel y de dirección	1.188.623	0	[illegible]	0	0	1.188.623
407	01	05	12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección	118.862	0	0	0	0	118.862
407	01	05	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección	433.155	0	0	0	0	433.155
407	01	05	99	Otras subvenciones socio-económicas del personal pensionado de alto nivel y de dirección	189.000	0	0	0	0	189.000
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	5.289.082	0	0	0	0	5.289.082
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	3.300.001	0	0	0	0	3.300.001
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	330.000	0	0	0	0	330.000
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	1.155.081	0	0	0	0	1.155.081
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	504.000	0	0	0	0	504.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**200.000**	**0**	**0**	**0**	**0**	**200.000**
411	11	00	00	Obligaciones de ejercicios anteriores	200.000	0	0	0	0	200.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	150.000	0	0	0	0	150.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	50.000	0	0	0	0	50.000
				Totales	**297.873.475**	**0**	**0**	**0**	**0**	297.873.475

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 129401 250044000 DESARROLLO DE LA PLATAFORMA TECNOLÓGICA A NIVEL DE SISTEMAS DE ASESORÍA JURÍDICA Y MÓDULOS INFORMÁTICOS.

OBJETIVO DEL PROYECTO: GENERAR LOS MECANISMOS INSTITUCIONALES PARA GARANTIZAR EL DESARROLLO DEL GOBIERNO ELECTRÓNICO Y PROMOVER LA TRANSPARENCIA EN LOS PROCESOS Y TRAMITES DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA.

UNIDAD DE MEDIDA: SISTEMA

META: 3

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**17.990.381**	**0**	**0**	**0**	0	**17.990.381**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	16.062.840	0	0	0	0	16.062.840
403	10	03	00	Servicios de procesamiento de datos	16.062.840	0	0	0	0	16.062.840
403	18	00	00	Impuestos indirectos	1.927.541	0	0	0	0	1.927.541
403	18	01	00	Impuesto al valor agregado	1.927.541	0	0	0	0	1.927.541
				Totales	**17.990.381**	**0**	**0**	**0**	**0**	**17.990.381**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 129401 250044000 DESARROLLO DE LA PLATAFORMA TECNOLÓGICA A NIVEL DE SISTEMAS DE ASESORÍA JURÍDICA Y MÓDULOS INFORMÁTICOS.

OBJETIVO DEL PROYECTO: GENERAR LOS MECANISMOS INSTITUCIONALES PARA GARANTIZAR EL DESARROLLO DEL GOBIERNO ELECTRÓNICO Y PROMOVER LA TRANSPARENCIA EN LOS PROCESOS Y TRAMITES DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA.

UNIDAD DE MEDIDA: SISTEMA

META: 3

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 129401 250044000 DESARROLLO DE LA PLATAFORMA TECNOLÓGICA A NIVEL DE SISTEMAS DE ASESORÍA JURÍDICA Y MÓDULOS INFORMÁTICOS.

OBJETIVO DEL PROYECTO: GENERAR LOS MECANISMOS INSTITUCIONALES PARA GARANTIZAR EL DESARROLLO DEL GOBIERNO ELECTRÓNICO Y PROMOVER LA TRANSPARENCIA EN LOS PROCESOS Y TRAMITES DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA.

UNIDAD DE MEDIDA: SISTEMA **META:** 3

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 250044001 DESARROLLO Y PROGRAMACIÓN DEL SISTEMA DE ASESORÍA JURÍDICA INTEGRAL DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**10.000.000**	**0**	**0**	**0**	**0**	**10.000.000**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	8.928.571	0	0	0	0	8.928.571
403	10	03	00	Servicios de procesamiento de datos	8.928.571	0	0	0	0	8.928.571
403	18	00	00	Impuestos indirectos	1.071.429	0	0	0	0	1.071.429
403	18	01	00	Impuesto al valor agregado	1.071.429	0	0	0	0	1.071.429
				Totales	**10.000.000**	**0**	**0**	**0**	**0**	**10.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 129401 250044000 DESARROLLO DE LA PLATAFORMA TECNOLÓGICA A NIVEL DE SISTEMAS DE ASESORÍA JURÍDICA Y MÓDULOS INFORMÁTICOS.

OBJETIVO DEL PROYECTO: GENERAR LOS MECANISMOS INSTITUCIONALES PARA GARANTIZAR EL DESARROLLO DEL GOBIERNO ELECTRÓNICO Y PROMOVER LA TRANSPARENCIA EN LOS PROCESOS Y TRAMITES DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA.

UNIDAD DE MEDIDA: SISTEMA **META:** 3

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 250044002 DESARROLLO Y PROGRAMACIÓN DE MÓDULOS INFORMÁTICOS PARA EL CONTROL Y SEGUIMIENTO DE LOS PROCESOS DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA.

UNIDAD DE MEDIDA: SISTEMA **META:** 2

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**7.990.381**	**0**	**0**	**0**	**0**	**7.990.381**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	7.134.269	0	0	0	0	7.134.269
403	10	03	00	Servicios de procesamiento de datos	7.134.269	0	0	0	0	7.134.269
403	18	00	00	Impuestos indirectos	856.112	0	0	0	0	856.112
403	18	01	00	Impuesto al valor agregado	856.112	0	0	0	0	856.112
				Totales	**7.990.381**	**0**	**0**	**0**	**0**	**7.990.381**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**199.399.171**	**0**	**0**	**0**	**0**	**199.399.171**
401	01	00	00	Sueldos, salarios y otras retribuciones	70.880.878	0	0	0	0	70.880.878
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	23.931.960	0	0	0	0	23.931.960
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	4.069.224	0	0	0	0	4.069.224
401	01	12	00	Salarios a obreros en puestos no permanentes	1.146.960	0	0	0	0	1.146.960
401	01	18	00	Remuneraciones al personal contratado	4.649.790	0	0	0	0	4.649.790
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	3.449.790	0	0	0	0	3.449.790
401	01	18	02	Remuneraciones por honorarios profesionales	1.200.000	0	0	0	0	1.200.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	629.022	0	0	0	0	629.022
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.424.584	0	0	0	0	12.424.584
401	01	99	00	Otras retribuciones	24.029.338	0	0	0	0	24.029.338
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.754.970	0	0	0	0	1.754.970
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.754.970	0	0	0	0	1.754.970
401	03	00	00	Primas	6.433.086	0	0	0	0	6.433.086
401	03	08	00	Primas de profesionalización a empleados	3.051.065	0	0	0	0	3.051.065
401	03	19	00	Primas por hijos de obreros	169	0	0	0	0	169
401	03	21	00	Primas por antigüedad a obreros	26.130	0	0	0	0	26.130
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	107.161	0	0	0	0	107.161
401	03	47	00	Primas al personal de alto nivel y de dirección	3.248.561	0	0	0	0	3.248.561
401	04	00	00	Complementos de sueldos y salarios	12.983.629	0	0	0	0	12.983.629
401	04	06	00	Complemento a empleados por comisión de servicios	1.683.049	0	0	0	0	1.683.049
401	04	08	00	Bono compensatorio de alimentación a empleados	6.706.800	0	0	0	0	6.706.800
401	04	17	00	Complemento a obreros por gastos de transporte	73.980	0	0	0	0	73.980
401	04	18	00	Bono compensatorio de alimentación a obreros	1.336.500	0	0	0	0	1.336.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.579.500	0	0	0	0	1.579.500
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	48.600	0	0	0	0	48.600
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.555.200	0	0	0	0	1.555.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	27.212.909	0	0	0	0	27.212.909
401	05	03	00	Bono vacacional a empleados	8.356.045	0	0	0	0	8.356.045
401	05	06	00	Bono vacacional a obreros	3.169.806	0	0	0	0	3.169.806
401	05	08	00	Bono vacacional al personal contratado	8.117.333	0	0	0	0	8.117.333

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	7.569.725	0	0	0	0	7.569.725
401	06	00	00	Aportes patronales y legales	8.650.552	0	0	0	0	8.650.552
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.510.506	0	0	0	0	2.510.506
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	841.602	0	0	0	0	841.602
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	557.890	0	0	0	0	557.890
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	561.068	0	0	0	0	561.068
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	688.454	0	0	0	0	688.454
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	229.484	0	0	0	0	229.484
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	152.989	0	0	0	0	152.989
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	119.353	0	0	0	0	119.353
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	417.811	0	0	0	0	417.811
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	92.847	0	0	0	0	92.847
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	92.847	0	0	0	0	92.847
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	40.077	0	0	0	0	40.077
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	22.085	0	0	0	0	22.085
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	14.723	0	0	0	0	14.723
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	8.906	0	0	0	0	8.906
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.129.943	0	0	0	0	1.129.943
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	502.911	0	0	0	0	502.911
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	276.688	0	0	0	0	276.688
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	251.098	0	0	0	0	251.098
401	06	95	00	Otros aportes legales por personal contratado	139.270	0	0	0	0	139.270
401	07	00	00	Asistencia socio-económica	39.418.214	0	0	0	0	39.418.214
401	07	02	00	Becas a empleados	302.235	0	0	0	0	302.235
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.805.342	0	0	0	0	2.805.342
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	13.283.438	0	0	0	0	13.283.438
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	908.416	0	0	0	0	908.416
401	07	18	00	Becas a obreros	71.604	0	0	0	0	71.604
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	764.949	0	0	0	0	764.949

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	2.647.062	0	0	0	0	2.647.062
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	151.402	0	0	0	0	151.402
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	73.618	0	0	0	0	73.618
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	96.256	0	0	0	0	96.256
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.822.833	0	0	0	0	1.822.833
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	3.080.217	0	0	0	0	3.080.217
401	07	75	00	Becas al personal contratado	104.652	0	0	0	0	104.652
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	464.235	0	0	0	0	464.235
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	3.128.346	0	0	0	0	3.128.346
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	605.609	0	0	0	0	605.609
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	36.000	0	0	0	0	36.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	1.332.000	0	0	0	0	1.332.000
401	07	96	00	Otras subvenciones a empleados	5.580.000	0	0	0	0	5.580.000
401	07	97	00	Otras subvenciones a obreros	990.000	0	0	0	0	990.000
401	07	99	00	Otras subvenciones al personal contratado	1.170.000	0	0	0	0	1.170.000
401	08	00	00	Prestaciones sociales e indemnizaciones	32.064.933	0	0	0	0	32.064.933
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	14.209.260	0	0	0	0	14.209.260
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	4.496.182	0	0	0	0	4.496.182
401	08	03	00	Prestaciones sociales e indemnizaciones a personal contratado	7.178.555	0	0	0	0	7.178.555
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	465.927	0	0	0	0	465.927
401	08	07	00	Prestaciones sociales e indemnizaciones a personal de alto nivel y de dirección	5.715.009	0	0	0	0	5.715.009
403	**00**	**00**	**00**	**Servicios no personales**	**3.385.440**	**0**	**0**	**0**	**0**	**3.385.440**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	152.514	0	0	0	0	152.514
403	08	02	00	Comisiones y gastos bancarios	152.514	0	0	0	0	152.514
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.860.248	0	0	0	0	2.860.248
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.860.248	0	0	0	0	2.860.248
403	18	00	00	Impuestos indirectos	372.678	0	0	0	0	372.678
403	18	01	00	Impuesto al valor agregado	372.678	0	0	0	0	372.678
				Totales	**202.784.611**	**0**	**0**	**0**	**0**	**202.784.611**

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 250001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	00	**00**	**Gastos de personal**	**199.399.171**	**0**	**0**	**0**	**0**	**199.399.171**
401	01	00	00	Sueldos, salarios y otras retribuciones	70.880.878	0	0	0	0	70.880.878
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	23.931.960	0	0	0	0	23.931.960
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	4.069.224	0	0	0	0	4.069.224
401	01	12	00	Salarios a obreros en puestos no permanentes	1.146.960	0	0	0	0	1.146.960
401	01	18	00	Remuneraciones al personal contratado	4.649.790	0	0	0	0	4.649.790
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	3.449.790	0	0	0	0	3.449.790
401	01	18	02	Remuneraciones por honorarios profesionales	1.200.000	0	0	0	0	1.200.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	629.022	0	0	0	0	629.022
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.424.584	0	0	0	0	12.424.584
401	01	99	00	Otras retribuciones	24.029.338	0	0	0	0	24.029.338
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.754.970	0	0	0	0	1.754.970
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.754.970	0	0	0	0	1.754.970
401	03	00	00	Primas	6.433.086	0	0	0	0	6.433.086
401	03	08	00	Primas de profesionalización a empleados	3.051.065	0	0	0	0	3.051.065
401	03	19	00	Primas por hijos de obreros	169	0	0	0	0	169
401	03	21	00	Primas por antigüedad a obreros	26.130	0	0	0	0	26.130
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	107.161	0	0	0	0	107.161
401	03	47	00	Primas al personal de alto nivel y de dirección	3.248.561	0	0	0	0	3.248.561
401	04	00	00	Complementos de sueldos y salarios	12.983.629	0	0	0	0	12.983.629
401	04	06	00	Complemento a empleados por comisión de servicios	1.683.049	0	0	0	0	1.683.049
401	04	08	00	Bono compensatorio de alimentación a empleados	6.706.800	0	0	0	0	6.706.800
401	04	17	00	Complemento a obreros por gastos de transporte	73.980	0	0	0	0	73.980
401	04	18	00	Bono compensatorio de alimentación a obreros	1.336.500	0	0	0	0	1.336.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.579.500	0	0	0	0	1.579.500
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	48.600	0	0	0	0	48.600
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.555.200	0	0	0	0	1.555.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 250001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	27.212.909	0	0	0	0	27.212.909
401	05	03	00	Bono vacacional a empleados	8.356.045	0	0	0	0	8.356.045
401	05	06	00	Bono vacacional a obreros	3.169.806	0	0	0	0	3.169.806
401	05	08	00	Bono vacacional al personal contratado	8.117.333	0	0	0	0	8.117.333
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	7.569.725	0	0	0	0	7.569.725
401	06	00	00	Aportes patronales y legales	8.650.552	0	0	0	0	8.650.552
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.510.506	0	0	0	0	2.510.506
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	841.602	0	0	0	0	841.602
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	557.890	0	0	0	0	557.890
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	561.068	0	0	0	0	561.068
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	688.454	0	0	0	0	688.454
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	229.484	0	0	0	0	229.484
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	152.989	0	0	0	0	152.989
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	119.353	0	0	0	0	119.353
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	417.811	0	0	0	0	417.811
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	92.847	0	0	0	0	92.847
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	92.847	0	0	0	0	92.847
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	40.077	0	0	0	0	40.077
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	22.085	0	0	0	0	22.085
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	14.723	0	0	0	0	14.723
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	8.906	0	0	0	0	8.906
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.129.943	0	0	0	0	1.129.943
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	502.911	0	0	0	0	502.911
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	276.688	0	0	0	0	276.68
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	251.098	0	0	0	0	251.09

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 250001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	95	00	Otros aportes legales por personal contratado	139.270	0	0	0	0	139.270
401	07	00	00	Asistencia socio-económica	39.418.214	0	0	0	0	39.418.214
401	07	02	00	Becas a empleados	302.235	0	0	0	0	302.235
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.805.342	0	0	0	0	2.805.342
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	13.283.438	0	0	0	0	13.283.438
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	908.416	0	0	0	0	908.416
401	07	18	00	Becas a obreros	71.604	0	0	0	0	71.604
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	764.949	0	0	0	0	764.949
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	2.647.062	0	0	0	0	2.647.062
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	151.402	0	0	0	0	151.402
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	73.618	0	0	0	0	73.618
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	96.256	0	0	0	0	96.256
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.822.833	0	0	0	0	1.822.833
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	3.080.217	0	0	0	0	3.080.217
401	07	75	00	Becas al personal contratado	104.652	0	0	0	0	104.652
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	464.235	0	0	0	0	464.235
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	3.128.346	0	0	0	0	3.128.346
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	605.609	0	0	0	0	605.609
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de eleccion popular	36.000	0	0	0	0	36.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	1.332.000	0	0	0	0	1.332.000
401	07	96	00	Otras subvenciones a empleados	5.580.000	0	0	0	0	5.580.000
401	07	97	00	Otras subvenciones a obreros	990.000	0	0	0	0	990.000
401	07	99	00	Otras subvenciones al personal contratado	1.170.000	0	0	0	0	1.170.000
401	08	00	00	Prestaciones sociales e indemnizaciones	32.064.933	0	0	0	0	32.064.933
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	14.209.260	0	0	0	0	14.209.260

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 250001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	4.496.182	0	0	0	0	4.496.182
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.178.555	0	0	0	0	7.178.555
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	465.927	0	0	0	0	465.927
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	5.715.009	0	0	0	0	5.715.009
403	**00**	**00**	**00**	**Servicios no personales**	**3.385.440**	**0**	**0**	**0**	0	**3.385.440**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	152.514	0	0	0	0	152.514
403	08	02	00	Comisiones y gastos bancarios	152.514	0	0	0	0	152.514
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.860.248	0	0	0	0	2.860.248
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.860.248	0	0	0	0	2.860.248
403	18	00	00	Impuestos indirectos	372.678	0	0	0	0	372.678
403	18	01	00	Impuesto al valor agregado	372.678	0	0	0	0	372.678
				Totales	**202.784.611**	**0**	**0**	**0**	**0**	202.784.611

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.620.861**	0	0	0	0	**15.620.861**
402	01	00	00	Productos alimenticios y agropecuarios	1.279.463	0	0	0	0	1.279.463
402	01	01	00	Alimentos y bebidas para personas	1.279.463	0	0	0	0	1.279.463
402	03	00	00	Textiles y vestuarios	81.233	0	0	0	0	81.233
402	03	01	00	Textiles	27.939	0	0	0	0	27.939
402	03	02	00	Prendas de vestir	53.294	0	0	0	0	53.294
402	04	00	00	Productos de cuero y caucho	600.160	0	0	0	0	600.160
402	04	03	00	Cauchos y tripas para vehículos	600.160	0	0	0	0	600.160
402	05	00	00	Productos de papel, cartón e impresos	4.147.168	0	0	0	0	4.147.168
402	05	01	00	Pulpa de madera, papel y cartón	487.892	0	0	0	0	487.892
402	05	03	00	Productos de papel y cartón para oficina	2.099.270	0	0	0	0	2.099.270
402	05	04	00	Libros, revistas y periódicos	205.390	0	0	0	0	205.390
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.354.616	0	0	0	0	1.354.616
402	06	00	00	Productos químicos y derivados	1.101.001	0	0	0	0	1.101.001
402	06	03	00	Tintas, pinturas y colorantes	183.053	0	0	0	0	183.053
402	06	04	00	Productos farmacéuticos y medicamentos	147.163	0	0	0	0	147.163
402	06	06	00	Combustibles y lubricantes	135.614	0	0	0	0	135.614
402	06	08	00	Productos plásticos	635.171	0	0	0	0	635.171
402	07	00	00	Productos minerales no metálicos	11.247	0	0	0	0	11.247
402	07	04	00	Cemento, cal y yeso	11.247	0	0	0	0	11.247
402	08	00	00	Productos metálicos	1.846.007	0	0	0	0	1.846.007
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.041.014	0	0	0	0	1.041.014
402	08	07	00	Material de señalamiento	26.359	0	0	0	0	26.359
402	08	09	00	Repuestos y accesorios para equipos de transporte	56.376	0	0	0	0	56.376
402	08	10	00	Repuestos y accesorios para otros equipos	722.258	0	0	0	0	722.258
402	10	00	00	Productos varios y útiles diversos	6.134.249	0	0	0	0	6.134.249
402	10	01	00	Artículos de deporte, recreación y juguetes	29.166	0	0	0	0	29.166
402	10	02	00	Materiales y útiles de limpieza y aseo	324.768	0	0	0	0	324.768
402	10	03	00	Utensilios de cocina y comedor	24.861	0	0	0	0	24.861
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.348.453	0	0	0	0	2.348.453
402	10	06	00	Condecoraciones, ofrendas y similares	45.899	0	0	0	0	45.899
402	10	07	00	Productos de seguridad en el trabajo	17.827	0	0	0	0	17.827
402	10	08	00	Materiales para equipos de computación	2.550.296	0	0	0	0	2.550.296

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	11	00	Materiales eléctricos	390.239	0	0	0	0	390.239
402	10	12	00	Materiales para instalaciones sanitarias	402.740	0	0	0	0	402.740
402	99	00	00	Otros materiales y suministros	420.333	0	0	0	0	420.333
402	99	01	00	Otros materiales y suministros	420.333	0	0	0	0	420.333
403	**00**	**00**	**00**	**Servicios no personales**	**29.835.465**	**0**	**0**	**0**	**0**	**29.835.465**
403	01	00	00	Alquileres de inmuebles	1.206.312	0	0	0	0	1.206.312
403	01	01	00	Alquileres de edificios y locales	1.206.312	0	0	0	0	1.206.312
403	04	00	00	Servicios básicos	3.111.605	0	0	0	0	3.111.605
403	04	01	00	Electricidad	395.112	0	0	0	0	395.112
403	04	03	00	Agua	365.181	0	0	0	0	365.181
403	04	04	00	Teléfonos	1.166.742	0	0	0	0	1.166.742
403	04	04	01	Servicios de telefonía prestados por organismos públicos	700.820	0	0	0	0	700.820
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	465.922	0	0	0	0	465.922
403	04	05	00	Servicio de comunicaciones	457.104	0	0	0	0	457.104
403	04	06	00	Servicio de aseo urbano y domiciliario	426.979	0	0	0	0	426.979
403	04	07	00	Servicio de condominio	300.487	0	0	0	0	300.487
403	06	00	00	Servicios de transporte y almacenaje	205.663	0	0	0	0	205.663
403	06	01	00	Fletes y embalajes	205.663	0	0	0	0	205.663
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.500.000	0	0	0	0	2.500.000
403	07	02	00	Imprenta y reproducción	500.000	0	0	0	0	500.000
403	07	03	00	Relaciones sociales	1.500.000	0	0	0	0	1.500.000
403	07	04	00	Avisos	500.000	0	0	0	0	500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.902.509	0	0	0	0	3.902.509
403	08	01	00	Primas y gastos de seguros	3.500.000	0	0	0	0	3.500.000
403	08	02	00	Comisiones y gastos bancarios	402.509	0	0	0	0	402.509
403	09	00	00	Viáticos y pasajes	3.000.000	0	0	0	0	3.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.500.000	0	0	0	0	1.500.000
403	09	02	00	Viáticos y pasajes fuera del país	1.500.000	0	0	0	0	1.500.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.189.616	0	0	0	0	1.189.616
403	10	11	00	Servicios para la elaboración y suministro de comida	989.616	0	0	0	0	989.616
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.314.233	0	0	0	0	4.314.233
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.000.000	0	0	0	0	2.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	714.233	0	0	0	0	714.233
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.200.000	0	0	0	0	1.200.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	400.000	0	0	0	0	400.000
403	12	00	00	Conservación y reparaciones menores de obras	4.500.000	0	0	0	0	4.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.500.000	0	0	0	0	4.500.000
403	18	00	00	Impuestos indirectos	5.905.527	0	0	0	0	5.905.527
403	18	01	00	Impuesto al valor agregado	5.905.527	0	0	0	0	5.905.527
404	**00**	**00**	**00**	**Activos reales**	**3.923.062**	**0**	**0**	**0**	**0**	**3.923.062**
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.000.000	0	0	0	0	1.000.000
404	05	01	00	Equipos de telecomunicaciones	1.000.000	0	0	0	0	1.000.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	300.000	0	0	0	0	300.000
404	07	06	00	Instrumentos musicales y equipos de audio	300.000	0	0	0	0	300.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.623.062	0	0	0	0	2.623.062
404	09	01	00	Mobiliario y equipos de oficina	1.450.000	0	0	0	0	1.450.000
404	09	02	00	Equipos de computación	1.173.062	0	0	0	0	1.173.062
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.050.000**	**0**	**0**	**0**	**0**	**4.050.000**
407	01	00	00	Transferencias y donaciones corrientes internas	4.050.000	0	0	0	0	4.050.000
407	01	01	00	Transferencias corrientes internas al sector privado	50.000	0	0	0	0	50.000
407	01	01	75	Subsidios a organismos laborales y gremiales	50.000	0	0	0	0	50.000
407	01	03	00	Transferencias corrientes internas al sector público	4.000.000	0	0	0	0	4.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.000.000	0	0	0	0	4.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**200.000**	**0**	**0**	**0**	**0**	**200.000**
411	11	00	00	Obligaciones de ejercicios anteriores	200.000	0	0	0	0	200.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	150.000	0	0	0	0	150.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	50.000	0	0	0	0	50.000
				Totales	**53.629.388**	**0**	**0**	**0**	**0**	**53.629.388**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.050.000**	**0**	**0**	**0**	**0**	**4.050.000**
407	01	00	00	Transferencias y donaciones corrientes internas	4.050.000	0	0	0	0	4.050.000
407	01	01	00	Transferencias corrientes internas al sector privado	50.000	0	0	0	0	50.000
407	01	01	75	Subsidios a organismos laborales y gremiales	50.000	0	0	0	0	50.000
				- S1323 Asociación de Jubilados y pensionados de la Procuraduría General	50.000	0	0	0	0	50.000
407	01	03	00	Transferencias corrientes internas al sector público	4.000.000	0	0	0	0	4.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.000.000	0	0	0	0	4.000.000
				- A0403 Fundación Procuraduría	4.000.000	0	0	0	0	4.000.000
				Totales	**4.050.000**	**0**	**0**	**0**	**0**	**4.050.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 250002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	15.620.861	0	0	0	0	15.620.861
402	01	00	00	Productos alimenticios y agropecuarios	1.279.463	0	0	0	0	1.279.463
402	01	01	00	Alimentos y bebidas para personas	1.279.463	0	0	0	0	1.279.463
402	03	00	00	Textiles y vestuarios	81.233	0	0	0	0	81.233
402	03	01	00	Textiles	27.939	0	0	0	0	27.939
402	03	02	00	Prendas de vestir	53.294	0	0	0	0	53.294
402	04	00	00	Productos de cuero y caucho	600.160	0	0	0	0	600.160
402	04	03	00	Cauchos y tripas para vehículos	600.160	0	0	0	0	600.160
402	05	00	00	Productos de papel, cartón e impresos	4.147.168	0	0	0	0	4.147.168
402	05	01	00	Pulpa de madera, papel y cartón	487.892	0	0	0	0	487.892
402	05	03	00	Productos de papel y cartón para oficina	2.099.270	0	0	0	0	2.099.270
402	05	04	00	Libros, revistas y periódicos	205.390	0	0	0	0	205.390
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.354.616	0	0	0	0	1.354.616
402	06	00	00	Productos químicos y derivados	1.101.001	0	0	0	0	1.101.001
402	06	03	00	Tintas, pinturas y colorantes	183.053	0	0	0	0	183.053
402	06	04	00	Productos farmacéuticos y medicamentos	147.163	0	0	0	0	147.163
402	06	06	00	Combustibles y lubricantes	135.614	0	0	0	0	135.614
402	06	08	00	Productos plásticos	635.171	0	0	0	0	635.171
402	07	00	00	Productos minerales no metálicos	11.247	0	0	0	0	11.247
402	07	04	00	Cemento, cal y yeso	11.247	0	0	0	0	11.247
402	08	00	00	Productos metálicos	1.846.007	0	0	0	0	1.846.007
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.041.014	0	0	0	0	1.041.014
402	08	07	00	Material de señalamiento	26.359	0	0	0	0	26.359
402	08	09	00	Repuestos y accesorios para equipos de transporte	56.376	0	0	0	0	56.376
402	08	10	00	Repuestos y accesorios para otros equipos	722.258	0	0	0	0	722.258
402	10	00	00	Productos varios y útiles diversos	6.134.249	0	0	0	0	6.134.249
402	10	01	00	Artículos de deporte, recreación y juguetes	29.166	0	0	0	0	29.166
402	10	02	00	Materiales y útiles de limpieza y aseo	324.768	0	0	0	0	324.768

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 250002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	03	00	Utensilios de cocina y comedor	24.861	0	0	0	0	24.861
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.348.453	0	0	0	0	2.348.453
402	10	06	00	Condecoraciones, ofrendas y similares	45.899	0	0	0	0	45.899
402	10	07	00	Productos de seguridad en el trabajo	17.827	0	0	0	0	17.827
402	10	08	00	Materiales para equipos de computación	2.550.296	0	0	0	0	2.550.296
402	10	11	00	Materiales eléctricos	390.239	0	0	0	0	390.239
402	10	12	00	Materiales para instalaciones sanitarias	402.740	0	0	0	0	402.740
402	99	00	00	Otros materiales y suministros	420.333	0	0	0	0	420.333
402	99	01	00	Otros materiales y suministros	420.333	0	0	0	0	420.333
403	**00**	**00**	**00**	**Servicios no personales**	**29.835.465**	**0**	**0**	**0**	**0**	**29.835.465**
403	01	00	00	Alquileres de inmuebles	1.206.312	0	0	0	0	1.206.312
403	01	01	00	Alquileres de edificios y locales	1.206.312	0	0	0	0	1.206.312
403	04	00	00	Servicios básicos	3.111.605	0	0	0	0	3.111.605
403	04	01	00	Electricidad	395.112	0	0	0	0	395.112
403	04	03	00	Agua	365.181	0	0	0	0	365.181
403	04	04	00	Teléfonos	1.166.742	0	0	0	0	1.166.742
403	04	04	01	Servicios de telefonía prestados por organismos públicos	700.820	0	0	0	0	700.820
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	465.922	0	0	0	0	465.922
403	04	05	00	Servicio de comunicaciones	457.104	0	0	0	0	457.104
403	04	06	00	Servicio de aseo urbano y domiciliario	426.979	0	0	0	0	426.979
403	04	07	00	Servicio de condominio	300.487	0	0	0	0	300.487
403	06	00	00	Servicios de transporte y almacenaje	205.663	0	0	0	0	205.663
403	06	01	00	Fletes y embalajes	205.663	0	0	0	0	205.663
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.500.000	0	0	0	0	2.500.000
403	07	02	00	Imprenta y reproducción	500.000	0	0	0	0	500.000
403	07	03	00	Relaciones sociales	1.500.000	0	0	0	0	1.500.000
403	07	04	00	Avisos	500.000	0	0	0	0	500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.902.509	0	0	0	0	3.902.509

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 250002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	08	01	00	Primas y gastos de seguros	3.500.000	0	0	0	0	3.500.000
403	08	02	00	Comisiones y gastos bancarios	402.509	0	0	0	0	402.509
403	09	00	00	Viáticos y pasajes	3.000.000	0	0	0	0	3.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.500.000	0	0	0	0	1.500.000
403	09	02	00	Viáticos y pasajes fuera del país	1.500.000	0	0	0	0	1.500.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.189.616	0	0	0	0	1.189.616
403	10	11	00	Servicios para la elaboración y suministro de comida	989.616	0	0	0	0	989.616
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.314.233	0	0	0	0	4.314.233
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.000.000	0	0	0	0	2.000.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	714.233	0	0	0	0	714.233
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.200.000	0	0	0	0	1.200.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	400.000	0	0	0	0	400.000
403	12	00	00	Conservación y reparaciones menores de obras	4.500.000	0	0	0	0	4.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.500.000	0	0	0	0	4.500.000
403	18	00	00	Impuestos indirectos	5.905.527	0	0	0	0	5.905.527
403	18	01	00	Impuesto al valor agregado	5.905.527	0	0	0	0	5.905.527
404	**00**	**00**	**00**	**Activos reales**	**3.923.062**	**0**	**0**	**0**	**0**	**3.923.062**
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.000.000	0	0	0	0	1.000.000
404	05	01	00	Equipos de telecomunicaciones	1.000.000	0	0	0	0	1.000.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	300.000	0	0	0	0	300.000
404	07	06	00	Instrumentos musicales y equipos de audio	300.000	0	0	0	0	300.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.623.062	0	0	0	0	2.623.062
404	09	01	00	Mobiliario y equipos de oficina	1.450.000	0	0	0	0	1.450.000
404	09	02	00	Equipos de computación	1.173.062	0	0	0	0	1.173.062
411	**00**	**00**	**00**	**Disminución de pasivos**	**200.000**	**0**	**0**	**0**	**0**	**200.000**
411	11	00	00	Obligaciones de ejercicios anteriores	200.000	0	0	0	0	200.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	150.000	0	0	0	0	150.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 250002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	50.000	0	0	0	0	50.000
				Totales	**49.579.388**	**0**	**0**	**0**	**0**	**49.579.388**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 250002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**50.000**	**0**	**0**	**0**	**0**	**50.000**
407	01	00	00	Transferencias y donaciones corrientes internas	50.000	0	0	0	0	50.000
407	01	01	00	Transferencias corrientes internas al sector privado	50.000	0	0	0	0	50.000
407	01	01	75	Subsidios a organismos laborales y gremiales	50.000	0	0	0	0	50.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 250002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.000.000**	**0**	**0**	**0**	0	**4.000.000**
407	01	00	00	Transferencias y donac ones corrientes internas	4.000.000	0	0	0	0	4.000.000
407	01	03	00	Transferencias corrientes internas al sector público	4.000.000	0	0	0	0	4.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.000.000	0	0	0	0	4.000.000
				Totales	**4.000.000**	**0**	**0**	**0**	0	**4.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**23.469.095**	**0**	**0**	**0**	**0**	**23.469.095**
407	01	00	00	Transferencias y donaciones corrientes internas	23.469.095	0	0	0	0	23.469.095
407	01	01	00	Transferencias corrientes internas al sector privado	16.250.373	0	0	0	0	16.250.373
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.827.784	0	0	0	0	1.827.784
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	5.592.536	0	0	0	0	5.592.536
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	182.778	0	0	0	0	182.778
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.588.237	0	0	0	0	1.588.237
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	693.000	0	0	0	0	693.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	559.253	0	0	0	0	559.253
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	4.042.785	0	0	0	0	4.042.785
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	1.764.000	0	0	0	0	1.764.000
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	1.929.640	0	0	0	0	1.929.640
407	01	05	02	Pensiones del personal de alto nivel y de dirección	1.188.623	0	0	0	0	1.188.623
407	01	05	12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección	118.862	0	0	0	0	118.862
407	01	05	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección	433.155	0	0	0	0	433.155
407	01	05	99	Otras subvenciones socio-económicas del personal pensionado de alto nivel y de dirección	189.000	0	0	0	0	189.000
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	5.289.082	0	0	0	0	5.289.082
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	3.300.001	0	0	0	0	3.300.001
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	330.000	0	0	0	0	330.000
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	1.155.081	0	0	0	0	1.155.081
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	504.000	0	0	0	0	504.000
				Totales	**23.469.095**	**0**	**0**	**0**	**0**	**23.469.095**

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 250003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**23.469.095**	**0**	**0**	**0**	**0**	**23.469.095**
407	01	00	00	Transferencias y donaciones corrientes internas	23.469.095	0	0	0	0	23.469.095
407	01	01	00	Transferencias corrientes internas al sector privado	16.250.373	0	0	0	0	16.250.373
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.827.784	0	0	0	0	1.827.784
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	5.592.536	0	0	0	0	5.592.536
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	182.778	0	0	0	0	182.778
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.588.237	0	0	0	0	1.588.237
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	693.000	0	0	0	0	693.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	559.253	0	0	0	0	559.253
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	4.042.785	0	0	0	0	4.042.785
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	1.764.000	0	0	0	0	1.764.000
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	1.929.640	0	0	0	0	1.929.640
407	01	05	02	Pensiones del personal de alto nivel y de dirección	1.188.623	0	0	0	0	1.188.623
407	01	05	12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección	118.862	0	0	0	0	118.862
407	01	05	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección	433.155	0	0	0	0	433.155
407	01	05	99	Otras subvenciones socio-económicas del personal pensionado de alto nivel y de direccion	189.000	0	0	0	0	189.000
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular del personal de alto nivel y de dirección	5.289.082	0	0	0	0	5.289.082
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	3.300.001	0	0	0	0	3.300.001
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	330.000	0	0	0	0	330.000
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	1.155.081	0	0	0	0	1.155.081
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	504.000	0	0	0	0	504.000
				Totales	**23.469.095**	**0**	**0**	**0**	**0**	**23.469.095**

26

Ministerio del Poder Popular para Relaciones Interiores, Justicia y Paz

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS — Bolívares — Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**13.180.433.138**	**0**	**0**	**0**	**0**	**13.180.433.138**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.750.084.526	0	0	0	0	2.750.084.526
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.335.146.322	0	0	0	0	2.335.146.322
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	539.763	0	0	0	0	539.763
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	117.153.161	0	0	0	0	117.153.161
401	01	18	00	Remuneraciones al personal contratado	293.978.794	0	0	0	0	293.978.794
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	256.330.294	0	0	0	0	256.330.294
401	01	18	02	Remuneraciones por honorarios profesionales	37.648.500	0	0	0	0	37.648.500
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	426.486	0	0	0	0	426.486
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	112.000	0	0	0	0	112.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	628.000	0	0	0	0	628.000
401	01	99	00	Otras retribuciones	2.100.000	0	0	0	0	2.100.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.159.795.318	0	0	0	0	1.159.795.318
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.084.365.299	0	0	0	0	1.084.365.299
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	173.342	0	0	0	0	173.342
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	75.256.677	0	0	0	0	75.256.677
401	03	00	00	Primas	4.147.462.155	0	0	0	0	4.147.462.155
401	03	02	00	Primas de transporte a empleados	1.584.439.791	0	0	0	0	1.584.439.791
401	03	03	00	Primas por hogar a empleados	1.018.567.123	0	0	0	0	1.018.567.123
401	03	04	00	Primas por hijos a empleados	137.744.982	0	0	0	0	137.744.982
401	03	08	00	Primas de profesionalización a empleados	135.516.473	0	0	0	0	135.516.473
401	03	09	00	Primas por antigüedad a empleados	574.031.375	0	0	0	0	574.031.375
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	200.763.839	0	0	0	0	200.763.839
401	03	17	00	Primas de transporte a obreros	76.599.213	0	0	0	0	76.599.213
401	03	18	00	Primas por hogar a obreros	48.889.057	0	0	0	0	48.889.057
401	03	19	00	Primas por hijos de obreros	2.992.480	0	0	0	0	2.992.480
401	03	21	00	Primas por antigüedad a obreros	40.418.119	0	0	0	0	40.418.119
401	03	22	00	Primas de profesionalización a obreros	1.334.804	0	0	0	0	1.334.804
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	8.119.003	0	0	0	0	8.119.003
401	03	31	00	Primas por riesgo al personal militar y de seguridad	228.749.705	0	0	0	0	228.749.705

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	37	00	Primas de transporte al personal contratado	21.596.321	0	0	0	0	21.596.321
401	03	38	00	Primas por hogar al personal contratado	13.883.705	0	0	0	0	13.883.705
401	03	39	00	Primas por hijos al personal contratado	1.010.680	0	0	0	0	1.010.680
401	03	40	00	Primas de profesionalización al personal contratado	1.519.711	0	0	0	0	1.519.711
401	03	41	00	Primas por antigüedad al personal contratado	5.554.902	0	0	0	0	5.554.902
401	03	47	00	Primas al personal de alto nivel y de dirección	409.500	0	0	0	0	409.500
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.521.000	0	0	0	0	1.521.000
401	03	96	00	Otras primas al personal contratado	12.863.022	0	0	0	0	12.863.022
401	03	97	00	Otras primas a empleados	28.160.450	0	0	0	0	28.160.450
401	03	98	00	Otras primas a obreros	2.776.900	0	0	0	0	2.776.900
401	04	00	00	Complementos de sueldos y salarios	1.359.314.541	0	0	0	0	1.359.314.541
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	3.514.641	0	0	0	0	3.514.641
401	04	02	00	Complemento a empleados por trabajo nocturno	3.055.295	0	0	0	0	3.055.295
401	04	03	00	Complemento a empleados por gastos de alimentación	150.000	0	0	0	0	150.000
401	04	06	00	Complemento a empleados por comisión de servicios	15.167.936	0	0	0	0	15.167.936
401	04	08	00	Bono compensatorio de alimentación a empleados	1.063.091.572	0	0	0	0	1.063.091.572
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.575.754	0	0	0	0	1.575.754
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	2.900.519	0	0	0	0	2.900.519
401	04	16	00	Complemento a obreros por gastos de alimentación	20.250	0	0	0	0	20.250
401	04	17	00	Complemento a obreros por gastos de transporte	375.000	0	0	0	0	375.000
401	04	18	00	Bono compensatorio de alimentación a obreros	58.876.875	0	0	0	0	58.876.875
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	2.873.461	0	0	0	0	2.873.461
401	04	26	00	Bono compensatorio de alimentación al personal contratado	108.502.875	0	0	0	0	108.502.875
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	40.500	0	0	0	0	40.500
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	81.000	0	0	0	0	81.000
401	04	96	00	Otros complementos a empleados	82.910.313	0	0	0	0	82.910.313
401	04	97	00	Otros complementos a obreros	6.162.800	0	0	0	0	6.162.800
401	04	98	00	Otros complementos al personal contratado	10.015.750	0	0	0	0	10.015.750
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	944.092.934	0	0	0	0	944.092.934
401	05	03	00	Bono vacacional a empleados	883.173.943	0	0	0	0	883.173.943
401	05	06	00	Bono vacacional a obreros	40.604.488	0	0	0	0	40.604.488

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	08	00	Bono vacacional al personal contratado	20.126.088	0	0	0	0	20.126.088
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	9.333	0	0	0	0	9.333
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	179.082	0	0	0	0	179.082
401	06	00	00	Aportes patronales y legales	1.190.317.596	0	0	0	0	1.190.317.596
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	593.934.474	0	0	0	0	593.934.474
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	150.082.738	0	0	0	0	150.082.738
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	158.971.311	0	0	0	0	158.971.311
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	163.795.187	0	0	0	0	163.795.187
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	40.198.446	0	0	0	0	40.198.446
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	10.963.212	0	0	0	0	10.963.212
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	7.308.812	0	0	0	0	7.308.812
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	8.374.121	0	0	0	0	8.374.121
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	34.467.394	0	0	0	0	34.467.394
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	6.677.283	0	0	0	0	6.677.283
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	6.149.009	0	0	0	0	6.149.009
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	12.320	0	0	0	0	12.320
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.360	0	0	0	0	3.360
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.427	0	0	0	0	2.427
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	2.240	0	0	0	0	2.240
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	236.390	0	0	0	0	236.390
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	64.470	0	0	0	0	64.470
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	46.562	0	0	0	0	46.562
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	42.980	0	0	0	0	42.980
401	06	95	00	Otros aportes legales por personal contratado	8.984.860	0	0	0	0	8.984.860
401	07	00	00	Asistencia socio-económica	697.315.439	0	0	0	0	697.315.439
401	07	01	00	Capacitación y adiestramiento a empleados	2.870.000	0	0	0	0	2.870.000
401	07	02	00	Becas a empleados	47.362.838	0	0	0	0	47.362.838
401	07	03	00	Ayudas por matrimonio a empleados	332.000	0	0	0	0	332.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.390.000	0	0	0	0	2.390.000
401	07	05	00	Ayudas por defunción a empleados	729.000	0	0	0	0	729.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	9.822.174	0	0	0	0	9.822.174
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	472.626.071	0	0	0	0	472.626.071
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.036.925	0	0	0	0	3.036.925
401	07	10	00	Dotación de uniformes a empleados	9.299.697	0	0	0	0	9.299.697
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	13.840.086	0	0	0	0	13.840.086
401	07	17	00	Capacitación y adiestramiento a obreros	1.200.000	0	0	0	0	1.200.000
401	07	18	00	Becas a obreros	4.389.750	0	0	0	0	4.389.750
401	07	19	00	Ayudas por matrimonio de obreros	54.750	0	0	0	0	54.750
401	07	20	00	Ayudas por nacimiento de hijos de obreros	81.000	0	0	0	0	81.000
401	07	21	00	Ayudas por defunción a obreros	210.750	0	0	0	0	210.750
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	4.253.000	0	0	0	0	4.253.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	52.799.460	0	0	0	0	52.799.460
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.691.250	0	0	0	0	1.691.250
401	07	26	00	Dotación de uniformes a obreros	22.632.220	0	0	0	0	22.632.220
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	2.502.588	0	0	0	0	2.502.588
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	16.800	0	0	0	0	16.800
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	175.000	0	0	0	0	175.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	322.350	0	0	0	0	322.350
401	07	74	00	Capacitación y adiestramiento al personal contratado	3.821.862	0	0	0	0	3.821.862
401	07	75	00	Becas al personal contratado	5.452.850	0	0	0	0	5.452.850
401	07	76	00	Ayudas por matrimonio al personal contratado	347.750	0	0	0	0	347.750
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	603.000	0	0	0	0	603.000
401	07	78	00	Ayudas por defunción al personal contratado	1.198.750	0	0	0	0	1.198.750
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	4.231.000	0	0	0	0	4.231.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	13.428.551	0	0	0	0	13.428.551
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.946.350	0	0	0	0	1.946.350
401	07	83	00	Dotación de uniformes al personal contratado	2.514.060	0	0	0	0	2.514.060
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal	9.660.057	0	0	0	0	9.660.057

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				contratado						
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	174.000	0	0	0	0	174.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	288.000	0	0	0	0	288.000
401	07	96	00	Otras subvenciones a empleados	974.000	0	0	0	0	974.000
401	07	97	00	Otras subvenciones a obreros	31.500	0	0	0	0	31.500
401	07	99	00	Otras subvenciones al personal contratado	6.000	0	0	0	0	6.000
401	08	00	00	Prestaciones sociales e indemnizaciones	931.674.129	0	0	0	0	931.674.129
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	791.678.904	0	0	0	0	791.678.904
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	77.452.083	0	0	0	0	77.452.083
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	61.930.787	0	0	0	0	61.930.787
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	30.333	0	0	0	0	30.333
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	582.022	0	0	0	0	582.022
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	376.500	0	0	0	0	376.500
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	376.500	0	0	0	0	376.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.957.879.836**	**0**	**0**	**0**	**0**	**1.957.879.836**
402	01	00	00	Productos alimenticios y agropecuarios	77.594.150	0	0	0	0	77.594.150
402	01	01	00	Alimentos y bebidas para personas	77.594.150	0	0	0	0	77.594.150
402	02	00	00	Productos de minas, canteras y yacimientos	311.829	0	0	0	0	311.829
402	02	04	00	Mineral no ferroso	250.000	0	0	0	0	250.000
402	02	05	00	Piedra, arcilla, arena y tierra	61.829	0	0	0	0	61.829
402	03	00	00	Textiles y vestuarios	190.861.060	0	0	0	0	190.861.060
402	03	01	00	Textiles	3.064.124	0	0	0	0	3.064.124
402	03	02	00	Prendas de vestir	146.605.576	0	0	0	0	146.605.576
402	03	03	00	Calzados	41.140.000	0	0	0	0	41.140.000
402	03	99	00	Otros productos textiles y vestuarios	51.360	0	0	0	0	51.360
402	04	00	00	Productos de cuero y caucho	86.641.596	0	0	0	0	86.641.596
402	04	03	00	Cauchos y tripas para vehículos	86.641.596	0	0	0	0	86.641.596
402	05	00	00	Productos de papel, cartón e impresos	514.081.184	0	0	0	0	514.081.184
402	05	01	00	Pulpa de madera, papel y cartón	28.855.990	0	0	0	0	28.855.990
402	05	02	00	Envases y cajas de papel y cartón	462.450	0	0	0	0	462.450
402	05	03	00	Productos de papel y cartón para oficina	358.068.295	0	0	0	0	358.068.295

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	04	00	Libros, revistas y periódicos	908.778	0	0	0	0	908.778
402	05	05	00	Material de enseñanza	902.404	0	0	0	0	902.404
402	05	06	00	Productos de papel y cartón para computación	119.518.635	0	0	0	0	119.518.635
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.331.392	0	0	0	0	5.331.392
402	05	99	00	Otros productos de pulpa, papel y cartón	33.240	0	0	0	0	33.240
402	06	00	00	Productos químicos y derivados	144.815.769	0	0	0	0	144.815.769
402	06	01	00	Sustancias químicas y de uso industrial	12.719.944	0	0	0	0	12.719.944
402	06	02	00	Abonos, plaguicidas y otros	107.931	0	0	0	0	107.931
402	06	03	00	Tintas, pinturas y colorantes	44.034.226	0	0	0	0	44.034.226
402	06	04	00	Productos farmacéuticos y medicamentos	8.722.072	0	0	0	0	8.722.072
402	06	05	00	Productos de tocador	213.608	0	0	0	0	213.608
402	06	06	00	Combustibles y lubricantes	19.430.071	0	0	0	0	19.430.071
402	06	08	00	Productos plásticos	59.587.917	0	0	0	0	59.587.917
402	07	00	00	Productos minerales no metálicos	8.697.265	0	0	0	0	8.697.265
402	07	02	00	Vidrios y productos de vidrio	6.141.220	0	0	0	0	6.141.220
402	07	03	00	Productos de arcilla para construcción	180.000	0	0	0	0	180.000
402	07	04	00	Cemento, cal y yeso	2.359.045	0	0	0	0	2.359.045
402	07	99	00	Otros productos minerales no metálicos	17.000	0	0	0	0	17.000
402	08	00	00	Productos metálicos	510.856.143	0	0	0	0	510.856.143
402	08	01	00	Productos primarios de hierro y acero	2.610.000	0	0	0	0	2.610.000
402	08	02	00	Productos de metales no ferrosos	5.347.294	0	0	0	0	5.347.294
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	25.173.051	0	0	0	0	25.173.051
402	08	04	00	Productos metálicos estructurales	764.000	0	0	0	0	764.000
402	08	05	00	Materiales de orden público, seguridad y defensa	74.095.299	0	0	0	0	74.095.299
402	08	07	00	Material de señalamiento	740.200	0	0	0	0	740.200
402	08	08	00	Material de educación	30.000	0	0	0	0	30.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	399.979.233	0	0	0	0	399.979.233
402	08	10	00	Repuestos y accesorios para otros equipos	2.105.066	0	0	0	0	2.105.066
402	08	99	00	Otros productos metálicos	12.000	0	0	0	0	12.000
402	09	00	00	Productos de madera	297.013	0	0	0	0	297.013
402	09	01	00	Productos primarios de madera	222.013	0	0	0	0	222.013

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	09	02	00	Muebles y accesorios de madera para edificaciones	75.000	0	0	0	0	75.000
402	10	00	00	Productos varios y útiles diversos	400.745.835	0	0	0	0	400.745.835
402	10	01	00	Artículos de deporte, recreación y juguetes	7.577.778	0	0	0	0	7.577.778
402	10	02	00	Materiales y útiles de limpieza y aseo	42.182.728	0	0	0	0	42.182.728
402	10	03	00	Utensilios de cocina y comedor	5 241.900	0	0	0	0	5.241.900
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	46.013.198	0	0	0	0	46.013.198
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	37.327.118	0	0	0	0	37.327.118
402	10	06	00	Condecoraciones, ofrendas y similares	8.818.765	0	0	0	0	8.818.765
402	10	07	00	Productos de seguridad en el trabajo	3.729.442	0	0	0	0	3.729.442
402	10	08	00	Materiales para equipos de computación	221.979.494	0	0	0	0	221.979.494
402	10	09	00	Especies timbradas y valores	35.000	0	0	0	0	35.000
402	10	11	00	Materiales eléctricos	18.990.749	0	0	0	0	18.990.749
402	10	12	00	Materiales para instalaciones sanitarias	7.643.326	0	0	0	0	7.643.326
402	10	13	00	Materiales fotográficos	800.000	0	0	0	0	800.000
402	10	99	00	Otros productos y útiles diversos	406.337	0	0	0	0	406.337
402	99	00	00	Otros materiales y suministros	22.977.992	0	0	0	0	22.977.992
402	99	01	00	Otros materiales y suministros	22.977.992	0	0	0	0	22.977.992
403	**00**	**00**	**00**	**Servicios no personales**	**1.149.585.737**	**0**	**0**	**0**	0	**1.149.585.737**
403	01	00	00	Alquileres de inmuebles	3.791.395	0	0	0	0	3.791.395
403	01	01	00	Alquileres de edificios y locales	3.791.395	0	0	0	0	3.791.395
403	02	00	00	Alquileres de maquinaria y equipos	24 204.829	0	0	0	0	24.204.829
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	24.204.829	0	0	0	0	24.204.829
403	03	00	00	Derechos sobre bienes intangibles	850.000	0	0	0	0	850.000
403	03	03	00	Paquetes y programas de computación	850.000	0	0	0	0	850.000
403	04	00	00	Servicios básicos	96.942.582	0	0	0	0	96.942.582
403	04	01	00	Electricidad	8.185.022	0	0	0	0	8.185.022
403	04	02	00	Gas	30.360	0	0	0	0	30.360
403	04	03	00	Agua	7.878.140	0	0	0	0	7.878.140
403	04	04	00	Teléfonos	25.613.107	0	0	0	0	25.613.107
403	04	04	01	Servicios de telefonía prestados por organismos públicos	16.542.211	0	0	0	0	16.542.211
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	9.070.896	0	0	0	0	9.070.896

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	05	00	Servicio de comunicaciones	48.242.704	0	0	0	0	48.242.704
403	04	06	00	Servicio de aseo urbano y domiciliario	3.647.070	0	0	0	0	3.647.070
403	04	07	00	Servicio de condominio	3.346.179	0	0	0	0	3.346.179
403	06	00	00	Servicios de transporte y almacenaje	12.930.258	0	0	0	0	12.930.258
403	06	01	00	Fletes y embalajes	11.746.158	0	0	0	0	11.746.158
403	06	03	00	Estacionamiento	83.100	0	0	0	0	83.100
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.101.000	0	0	0	0	1.101.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	46.364.776	0	0	0	0	46.364.776
403	07	01	00	Publicidad y propaganda	2.711.970	0	0	0	0	2.711.970
403	07	02	00	Imprenta y reproducción	27.581.306	0	0	0	0	27.581.306
403	07	03	00	Relaciones sociales	10.341.500	0	0	0	0	10.341.500
403	07	04	00	Avisos	5.730.000	0	0	0	0	5.730.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	142.613.117	0	0	0	0	142.613.117
403	08	01	00	Primas y gastos de seguros	140.874.673	0	0	0	0	140.874.673
403	08	02	00	Comisiones y gastos bancarios	1.669.194	0	0	0	0	1.669.194
403	08	03	00	Comisiones y gastos de adquisición de seguros	69.250	0	0	0	0	69.250
403	09	00	00	Viáticos y pasajes	123.580.785	0	0	0	0	123.580.785
403	09	01	00	Viáticos y pasajes dentro del país	68.732.469	0	0	0	0	68.732.469
403	09	02	00	Viáticos y pasajes fuera del país	54.848.316	0	0	0	0	54.848.316
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	76.878.749	0	0	0	0	76.878.749
403	10	01	00	Servicios jurídicos	304.000	0	0	0	0	304.000
403	10	02	00	Servicios de contabilidad y auditoría	50.000	0	0	0	0	50.000
403	10	03	00	Servicios de procesamiento de datos	58.687.816	0	0	0	0	58.687.816
403	10	07	00	Servicios de capacitación y adiestramiento	11.709.650	0	0	0	0	11.709.650
403	10	09	00	Servicios de lavandería y tintorería	647.300	0	0	0	0	647.300
403	10	11	00	Servicios para la elaboración y suministro de comida	20.000	0	0	0	0	20.000
403	10	99	00	Otros servicios profesionales y técnicos	5.459.983	0	0	0	0	5.459.983
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	159.969.201	0	0	0	0	159.969.201
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	819.115	0	0	0	0	819.115
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	87.932.729	0	0	0	0	87.932.729
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	2.275.000	0	0	0	0	2.275.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	2.000.000	0	0	0	0	2.000.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	15.124.466	0	0	0	0	15.124.466
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	48.572.980	0	0	0	0	48.572.980
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	3.244.911	0	0	0	0	3.244.911
403	12	00	00	Conservación y reparaciones menores de obras	53.424.000	0	0	0	0	53.424.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	53.424.000	0	0	0	0	53.424.000
403	15	00	00	Servicios fiscales	37.410	0	0	0	0	37.410
403	15	02	00	Tasas y otros derechos obligatorios	37.410	0	0	0	0	37.410
403	16	00	00	Servicios de diversión, esparcimiento y culturales	15.280.000	0	0	0	0	15.280.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	15.280.000	0	0	0	0	15.280.000
403	18	00	00	Impuestos indirectos	291.713.752	0	0	0	0	291.713.752
403	18	01	00	Impuesto al valor agregado	291.664.752	0	0	0	0	291.664.752
403	18	99	00	Otros impuestos indirectos	49.000	0	0	0	0	49.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	35.404.141	0	0	0	0	35.404.141
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	35.404.141	0	0	0	0	35.404.141
403	99	00	00	Otros servicios no personales	65.600.742	0	0	0	0	65.600.742
403	99	01	00	Otros servicios no personales	65.600.742	0	0	0	0	65.600.742
404	**00**	**00**	**00**	**Activos reales**	**544.909.224**	**0**	**0**	**0**	**0**	**544.909.224**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	97.022.000	0	0	0	0	97.022.000
404	01	01	00	Repuestos mayores	31.842.000	0	0	0	0	31.842.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	672.000	0	0	0	0	672.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	30.900.000	0	0	0	0	30.900.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	270.000	0	0	0	0	270.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	65.180.000	0	0	0	0	65.180.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	58.200.000	0	0	0	0	58.200.000
404	01	02	04	Reparaciones, mejoras y adiciones mayores de equipos médico-quirúrgicos, dentales y de veterinaria	3.080.000	0	0	0	0	3.080.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	3.900.000	0	0	0	0	3.900.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	9.096.510	0	0	0	0	9.096.510
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	2.115.110	0	0	0	0	2.115.110

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	455.000	0	0	0	0	455.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	5.189.000	0	0	0	0	5.189.000
404	03	06	00	Maquinaria y equipos de energía	836.000	0	0	0	0	836.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	501.400	0	0	0	0	501.400
404	04	00	00	Equipos de transporte, tracción y elevación	755.300	0	0	0	0	755.300
404	04	05	00	Vehículos de tracción no motorizados	755.300	0	0	0	0	755.300
404	05	00	00	Equipos de comunicaciones y de señalamiento	35.550.494	0	0	0	0	35.550.494
404	05	01	00	Equipos de telecomunicaciones	35.550.494	0	0	0	0	35.550.494
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	13.215.240	0	0	0	0	13.215.240
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	13.215.240	0	0	0	0	13.215.240
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	29.431.736	0	0	0	0	29.431.736
404	07	01	00	Equipos científicos y de laboratorio	19.510.560	0	0	0	0	19.510.560
404	07	02	00	Equipos de enseñanza, deporte y recreación	7.476.980	0	0	0	0	7.476.980
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	77.600	0	0	0	0	77.600
404	07	06	00	Instrumentos musicales y equipos de audio	2.366.596	0	0	0	0	2.366.596
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	64.165.000	0	0	0	0	64.165.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	60.085.000	0	0	0	0	60.085.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	4.080.000	0	0	0	0	4.080.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	284.131.039	0	0	0	0	284.131.039
404	09	01	00	Mobiliario y equipos de oficina	48.228.596	0	0	0	0	48.228.596
404	09	02	00	Equipos de computación	105.489.952	0	0	0	0	105.489.952
404	09	03	00	Mobiliario y equipos de alojamiento	128.993.491	0	0	0	0	128.993.491
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.419.000	0	0	0	0	1.419.000
404	12	00	00	Activos intangibles	6.788.000	0	0	0	0	6.788.000
404	12	04	00	Paquetes y programas de computación	6.788.000	0	0	0	0	6.788.000
404	99	00	00	Otros activos reales	4.753.905	0	0	0	0	4.753.905
404	99	01	00	Otros activos reales	4.753.905	0	0	0	0	4.753.905
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**188.687.031**	**0**	**0**	**0**	**0**	**188.687.031**
406	01	00	00	Gastos de defensa y seguridad del Estado	188.687.031	0	0	0	0	188.687.031
406	01	01	00	Gastos de defensa y seguridad del Estado	188.687.031	0	0	0	0	188.687.031
407	**00**	**00**	**00**	**Transferencias y donaciones**	**292.198.542.003**	**0**	**0**	**0**	**0**	**292.198.542.003**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

26 - 11

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	00	00	Transferencias y donaciones corrientes internas	7.271.980.499	0	0	0	0	7.271.980.499
407	01	01	00	Transferencias corrientes internas al sector privado	1.117.337.244	0	0	0	0	1.117.337.244
407	01	01	01	Pensiones del personal empleado, obrero y militar	162.420.001	0	0	0	0	162.420.001
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	503.880.523	0	0	0	0	503.880.523
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	22.848.594	0	0	0	0	22.848.594
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	82.773.674	0	0	0	0	82.773.674
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	64.008.449	0	0	0	0	64.008.449
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	280.926.003	0	0	0	0	280.926.003
407	01	01	76	Subsidios a entidades religiosas	480.000	0	0	0	0	480.000
407	01	02	00	Donaciones corrientes internas al sector privado	14.222.030	0	0	0	0	14.222.030
407	01	02	01	Donaciones corrientes a personas	14.222.030	0	0	0	0	14.222.030
407	01	03	00	Transferencias corrientes internas al sector público	6.140.421.225	0	0	0	0	6.140.421.225
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.846.241.044	0	0	0	0	4.846.241.044
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	720.494.855	0	0	0	0	720.494.855
407	01	03	10	Transferencias corrientes al Poder Estadal	573.685.326	0	0	0	0	573.685.326
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.560.000	0	0	0	0	1.560.000
407	02	01	00	Transferencias corrientes al exterior	1.560.000	0	0	0	0	1.560.000
407	02	01	04	Transferencias corrientes a organismos internacionales	1.560.000	0	0	0	0	1.560.000
407	05	00	00	Situado	284.825.001.504	0	0	0	0	284.825.001.504
407	05	01	00	Situado Constitucional	284.825.001.504	0	0	0	0	284.825.001.504
407	05	01	01	Situado Estadal	227.860.001.203	0	0	0	0	227.860.001.203
407	05	01	02	Situado Municipal	56.965.000.301	0	0	0	0	56.965.000.301
407	07	00	00	Subsidio de capitalidad	100.000.000	0	0	0	0	100.000.000
407	07	01	00	Subsidio de capitalidad	100.000.000	0	0	0	0	100.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**32.000.000**	**0**	**0**	**0**	**0**	**32.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	32.000.000	0	0	0	0	32.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	32.000.000	0	0	0	0	32.000.000
				Totales	**309.252.036.969**	**0**	**0**	**0**	**0**	**309.252.036.969**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127980 260164000 FORTALECIMIENTO DE UNA CULTURA PREVENTIVA ANTE DESASTRES A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: PROPORCIONAR A LAS COMUNIDADES CONOCIMIENTOS, VALORES, ACTITUDES Y DESTREZAS INHERENTES A DESARROLLAR UNA CULTURA PREVENTIVA PARA ENFRENTAR LAS AMENAZAS DE DESASTRES A LAS QUE ESTÁ EXPUESTA EN SUS LOCALIDADES.

UNIDAD DE MEDIDA: COMUNIDAD **META:** 400

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**84.544.147**	**0**	**0**	**0**	**0**	**84.544.147**
401	01	00	00	Sueldos, salarios y otras retribuciones	20.133.673	0	0	0	0	20.133.673
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	7.315.595	0	0	0	0	7.315.595
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	4.259.406	0	0	0	0	4.259.406
401	01	18	00	Remuneraciones al personal contratado	8.558.672	0	0	0	0	8.558.672
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	8.558.672	0	0	0	0	8.558.672
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.074.145	0	0	0	0	4.074.145
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.378.319	0	0	0	0	2.378.319
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.695.826	0	0		0	1.695.826
401	03	00	00	Primas	23.177.578	0	0	0	0	23.177.578
401	03	02	00	Primas de transporte a empleados	3.963.922	0	0	0	0	3.963.922
401	03	03	00	Primas por hogar a empleados	2.548.235	0	0	0	0	2.548.235
401	03	04	00	Primas por hijos a empleados	166.600	0	0	0	0	166.600
401	03	08	00	Primas de profesionalización a empleados	846.308	0	0	0	0	846.308
401	03	09	00	Primas por antiguedad a empleados	2.853.082	0	0	0	0	2.853.082
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.957.983	0	0	0	0	2.957.983
401	03	17	00	Primas de transporte a obreros	2.763.837	0	0	0	0	2.763.837
401	03	18	00	Primas por hogar a obreros	1.776.751	0	0	0	0	1.776.751
401	03	19	00	Primas por hijos de obreros	138.600	0	0	0	0	138.600
401	03	21	00	Primas por antigüedad a obreros	1.575.977	0	0	0	0	1.575.977
401	03	22	00	Primas de profesionalización a obreros	42.283	0	0	0	0	42.283
401	03	31	00	Primas por riesgo al personal militar y de seguridad	654.000	0	0	0	0	654.000
401	03	96	00	Otras primas al personal contratado	1.840.000	0	0	0	0	1.840.000
401	03	98	00	Otras primas a obreros	1.050.000	0	0		0	1.050.000
401	04	00	00	Complementos de sueldos y salarios	9.666.000	0	0	0	0	9.666.000
401	04	08	00	Bono compensatorio de alimentación a empleados	4.414.500	0	0	0	0	4.414.500
401	04	18	00	Bono compensatorio de alimentación a obreros	3.078.000	0	0	0	0	3.078.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.173.500	0	0	0	0	2.173.500
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.631.628	0	0	0	0	4.631.628

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127980 260164000 FORTALECIMIENTO DE UNA CULTURA PREVENTIVA ANTE DESASTRES A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: PROPORCIONAR A LAS COMUNIDADES CONOCIMIENTOS, VALORES, ACTITUDES Y DESTREZAS INHERENTES A DESARROLLAR UNA CULTURA PREVENTIVA PARA ENFRENTAR LAS AMENAZAS DE DESASTRES A LAS QUE ESTÁ EXPUESTA EN SUS LOCALIDADES.

UNIDAD DE MEDIDA: COMUNIDAD

META: 400

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	03	00	Bono vacacional a empleados	2.575.849	0	0	0	0	2.575.849
401	05	06	00	Bono vacacional a obreros	1.478.075	0	0	0	0	1.478.075
401	05	08	00	Bono vacacional al personal contratado	577.704	0	0	0	0	577.704
401	06	00	00	Aportes patronales y legales	8.480.873	0	0	0	0	8.480.873
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.550.091	0	0	0	0	2.550.091
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	644.601	0	0	0	0	644.601
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	463.653	0	0	0	0	463.653
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	515.170	0	0	0	0	515.170
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.463.295	0	0	0	0	1.463.295
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	399.080	0	0	0	0	399.080
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	266.054	0	0	0	0	266.054
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	295.615	0	0	0	0	295.615
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.143.854	0	0	0	0	1.143.854
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	207.973	0	0	0	0	207.973
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	219.527	0	0	0	0	219.527
401	06	95	00	Otros aportes legales por personal contratado	311.960	0	0	0	0	311.960
401	07	00	00	Asistencia socio-económica	5.472.799	0	0	0	0	5.472.799
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.477.397	0	0	0	0	3.477.397
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.995.402	0	0	0	0	1.995.402
401	08	00	00	Prestaciones sociales e indemnizaciones	8.907.451	0	0	0	0	8.907.451
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	4.614.595	0	0	0	0	4.614.595
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.463.459	0	0	0	0	2.463.459
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.829.397	0	0	0	0	1.829.397
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.802.800**	**0**	**0**	**0**	**0**	**15.802.800**
402	01	00	00	Productos alimenticios y agropecuarios	2.550.000	0	0	0	0	2.550.000
402	01	01	00	Alimentos y bebidas para personas	2.550.000	0	0	0	0	2.550.000
402	03	00	00	Textiles y vestuarios	3.030.000	0	0	0	0	3.030.000
402	03	02	00	Prendas de vestir	1.700.000	0	0	0	0	1.700.000
402	03	03	00	Calzados	1.330.000	0	0	0	0	1.330.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127980 260164000 FORTALECIMIENTO DE UNA CULTURA PREVENTIVA ANTE DESASTRES A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: PROPORCIONAR A LAS COMUNIDADES CONOCIMIENTOS, VALORES, ACTITUDES Y DESTREZAS INHERENTES A DESARROLLAR UNA CULTURA PREVENTIVA PARA ENFRENTAR LAS AMENAZAS DE DESASTRES A LAS QUE ESTÁ EXPUESTA EN SUS LOCALIDADES.

UNIDAD DE MEDIDA: COMUNIDAD **META:** 400

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	04	00	00	Productos de cuero y caucho	2.150.000	0	0	0	0	2.150.000
402	04	03	00	Cauchos y tripas para vehículos	2.150.000	0	0	0	0	2.150.000
402	05	00	00	Productos de papel, cartón e impresos	2.222.800	0	0	0	0	2.222.800
402	05	01	00	Pulpa de madera, papel y cartón	200.000	0	0	0	0	200.000
402	05	03	00	Productos de papel y cartón para oficina	310.000	0	0	0	0	310.000
402	05	05	00	Material de enseñanza	30.000	0	0	0	0	30.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.682.800	0	0	0	0	1.682.800
402	06	00	00	Productos químicos y derivados	140.000	0	0	0	0	140.000
402	06	06	00	Combustibles y lubricantes	100.000	0	0	0	0	100.000
402	06	08	00	Productos plásticos	40.000	0	0	0	0	40.000
402	08	00	00	Productos metálicos	3.090.000	0	0	0	0	3.090.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	260.000	0	0	0	0	260.000
402	08	07	00	Material de señalamiento	50.00	0	0	0	0	50.000
402	08	08	00	Material de educación	30.00	0	0	0	0	30.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.350.000	0	0	0	0	2.350.000
402	08	10	00	Repuestos y accesorios para otros equipos	400.000	0	0	0	0	400.000
402	10	00	00	Productos varios y útiles diversos	2.620.000	0	0	0	0	2.620.000
402	10	01	00	Artículos de deporte, recreación y juguetes	520.000	0	0	0	0	520.000
402	10	02	00	Materiales y útiles de limpieza y aseo	700.000	0	0	0	0	700.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	240.000	0	0	0	0	240.000
402	10	06	00	Condecoraciones, ofrendas y similares	310.000	0	0	0	0	310.000
402	10	07	00	Productos de seguridad en el trabajo	50.000	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	770.000	0	0	0	0	770.000
402	10	11	00	Materiales eléctricos	30.000	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**9.553.631**	**0**	**0**	**0**	**0**	**9.553.631**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.000	0	0	0	0	3.000
403	08	02	00	Comisiones y gastos bancarios	3.000	0	0	0	0	3.000
403	09	00	00	Viáticos y pasajes	1.100.000	0	0	0	0	1.100.000
403	09	01	00	Viáticos y pasajes dentro del país	600.000	0	0	0	0	600.000
403	09	02	00	Viáticos y pasajes fuera del país	500.000	0	0	0	0	500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127980 260164000 FORTALECIMIENTO DE UNA CULTURA PREVENTIVA ANTE DESASTRES A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: PROPORCIONAR A LAS COMUNIDADES CONOCIMIENTOS, VALORES, ACTITUDES Y DESTREZAS INHERENTES A DESARROLLAR UNA CULTURA PREVENTIVA PARA ENFRENTAR LAS AMENAZAS DE DESASTRES A LAS QUE ESTÁ EXPUESTA EN SUS LOCALIDADES.

UNIDAD DE MEDIDA: COMUNIDAD **META:** 400

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	265.012	0	0	0	0	265.012
403	10	07	00	Servicios de capacitación y adiestramiento	235.012	0	0	0	0	235.012
403	10	99	00	Otros servicios profesionales y técnicos	30.000	0	0	0	0	30.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.673.342	0	0	0	0	3.673.342
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	100.000	0	0	0	0	100.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevacion	2.573.342	0	0	0	0	2.573.342
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.000.000	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	4.181.814	0	0	0	0	4.181.814
403	18	01	00	Impuesto al valor agregado	4.181.814	0	0	0	0	4.181.814
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	280.463	0	0	0	0	280.463
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	280.463	0	0	0	0	280.463
403	99	00	00	Otros servicios no personales	50.000	0	0	0	0	50.000
403	99	01	00	Otros servicios no personales	50.000	0	0	0	0	50.000
404	**00**	**00**	**00**	**Activos reales**	**9.000.000**	**0**	**0**	**0**	**0**	**9.000.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	9.000.000	0	0	0	0	9.000.000
404	09	02	00	Equipos de computacion	9.000.000	0	0	0	0	9.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**800.000**	**0**	**0**	**0**	**0**	**800.000**
407	01	00	00	Transferencias y donaciones corrientes internas	800.000	0	0	0	0	800.000
407	01	02	00	Donaciones corrientes internas al sector privado	800.000	0	0	0	0	800.000
407	01	02	01	Donaciones corrientes a personas	800.000	0	0	0	0	800.000
				Totales	**119.700.578**	**0**	**0**	**0**	**0**	**119.700.578**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127980 260164000 FORTALECIMIENTO DE UNA CULTURA PREVENTIVA ANTE DESASTRES A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: PROPORCIONAR A LAS COMUNIDADES CONOCIMIENTOS, VALORES, ACTITUDES Y DESTREZAS INHERENTES A DESARROLLAR UNA CULTURA PREVENTIVA PARA ENFRENTAR LAS AMENAZAS DE DESASTRES A LAS QUE ESTÁ EXPUESTA EN SUS LOCALIDADES.

UNIDAD DE MEDIDA: COMUNIDAD

META: 400

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127980 260164000 FORTALECIMIENTO DE UNA CULTURA PREVENTIVA ANTE DESASTRES A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: PROPORCIONAR A LAS COMUNIDADES CONOCIMIENTOS, VALORES, ACTITUDES Y DESTREZAS INHERENTES A DESARROLLAR UNA CULTURA PREVENTIVA PARA ENFRENTAR LAS AMENAZAS DE DESASTRES A LAS QUE ESTÁ EXPUESTA EN SUS LOCALIDADES.

UNIDAD DE MEDIDA: COMUNIDAD **META:** 400

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 260164001 CAPACITACIÓN A LAS COMUNIDADES EN AUTOPROTECCIÓN, PREVENCIÓN Y ATENCIÓN DE DESASTRES

UNIDAD DE MEDIDA: COMUNIDAD **META:** 400

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**84.544.147**	**0**	**0**	**0**	**0**	**84.544.147**
401	01	00	00	Sueldos, salarios y otras retribuciones	20.133.673	0	0	0	0	20.133.673
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	7.315.595	0	0	0	0	7.315.595
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	4.259.406	0	0	0	0	4.259.406
401	01	18	00	Remuneraciones al personal contratado	8.558.672	0	0	0	0	8.558.672
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	8.558.672	0	0	0	0	8.558.672
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.074.145	0	0	0	0	4.074.145
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.378.319	0	0	0	0	2.378.319
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.695.826	0	0	0	0	1.695.826
401	03	00	00	Primas	23.177.578	0	0	0	0	23.177.578
401	03	02	00	Primas de transporte a empleados	3.963.922	0	0	0	0	3.963.922
401	03	03	00	Primas por hogar a empleados	2.548.235	0	0	0	0	2.548.235
401	03	04	00	Primas por hijos a empleados	166.600	0	0	0	0	166.600
401	03	08	00	Primas de profesionalización a empleados	846.308	0	0	0	0	846.308
401	03	09	00	Primas por antigüedad a empleados	2.853.082	0	0	0	0	2.853.082
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.957.983	0	0	0	0	2.957.983
401	03	17	00	Primas de transporte a obreros	2.763.837	0	0	0	0	2.763.837
401	03	18	00	Primas por hogar a obreros	1.776.751	0	0	0	0	1.776.751
401	03	19	00	Primas por hijos de obreros	138.600	0	0	0	0	138.600
401	03	21	00	Primas por antigüedad a obreros	1.575.977	0	0	0	0	1.575.977
401	03	22	00	Primas de profesionalización a obreros	42.283	0	0	0	0	42.283
401	03	31	00	Primas por riesgo al personal militar y de seguridad	654.000	0	0	0	0	654.000
401	03	96	00	Otras primas al personal contratado	1.840.000	0	0	0	0	1.840.000
401	03	98	00	Otras primas a obreros	1.050.000	0	0	0	0	1.050.000
401	04	00	00	Complementos de sueldos y salarios	9.666.000	0	0	0	0	9.666.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127980 260164000 FORTALECIMIENTO DE UNA CULTURA PREVENTIVA ANTE DESASTRES A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: PROPORCIONAR A LAS COMUNIDADES CONOCIMIENTOS, VALORES, ACTITUDES Y DESTREZAS INHERENTES A DESARROLLAR UNA CULTURA PREVENTIVA PARA ENFRENTAR LAS AMENAZAS DE DESASTRES A LAS QUE ESTÁ EXPUESTA EN SUS LOCALIDADES.

UNIDAD DE MEDIDA: COMUNIDAD **META:** 400

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260164001 CAPACITACIÓN A LAS COMUNIDADES EN AUTOPROTECCIÓN, PREVENCIÓN Y ATENCIÓN DE DESASTRES

UNIDAD DE MEDIDA: COMUNIDAD **META:** 400

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	08	00	Bono compensatorio de alimentación a empleados	4.414.500	0	0	0	0	4.414.500
401	04	18	00	Bono compensatorio de alimentación a obreros	3.078.000	0	0	0	0	3.078.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.173.500	0	0	0	0	2.173.500
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.631.628	0	0	0	0	4.631.628
401	05	03	00	Bono vacacional a empleados	2.575.849	0	0	0	0	2.575.849
401	05	06	00	Bono vacacional a obreros	1.478.075	0	0	0	0	1.478.075
401	05	08	00	Bono vacacional al personal contratado	577.704	0	0	0	0	577.704
401	06	00	00	Aportes patronales y legales	8.480.873	0	0	0	0	8.480.873
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.550.091	0	0	0	0	2.550.091
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	644.601	0	0	0	0	644.601
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	463.653	0	0	0	0	463.653
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	515.170	0	0	0	0	515.170
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.463.295	0	0	0	0	1.463.295
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	399.08	0	0	0	0	399.080
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	266.054	0	0	0	0	266.054
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	295.615	0	0	0	0	295.615
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.143.854	0	0	0	0	1.143.854
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	207.973	0	0	0	0	207.973
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	219.527	0	0	0	0	219.527
401	06	95	00	Otros aportes legales por personal contratado	311.960	0	0	0	0	311.960
401	07	00	00	Asistencia socio-económica	5.472.799	0	0	0	0	5.472.799
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.477.397	0	0	0	0	3.477.397
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.995.402	0	0	0	0	1.995.402
401	08	00	00	Prestaciones sociales e indemnizaciones	8.907.451	0	0	0	0	8.907.451

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127980 260164000 FORTALECIMIENTO DE UNA CULTURA PREVENTIVA ANTE DESASTRES A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: PROPORCIONAR A LAS COMUNIDADES CONOCIMIENTOS, VALORES, ACTITUDES Y DESTREZAS INHERENTES A DESARROLLAR UNA CULTURA PREVENTIVA PARA ENFRENTAR LAS AMENAZAS DE DESASTRES A LAS QUE ESTÁ EXPUESTA EN SUS LOCALIDADES.

UNIDAD DE MEDIDA: COMUNIDAD **META:** 400

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 260164001 CAPACITACIÓN A LAS COMUNIDADES EN AUTOPROTECCIÓN, PREVENCIÓN Y ATENCIÓN DE DESASTRES

UNIDAD DE MEDIDA: COMUNIDAD **META:** 400

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	4.614.595	0	0	0	0	4.614.595
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.463.459	0	0	0	0	2.463.459
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.829.397	0	0	0	0	1.829.397
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.992.800**	**0**	**0**	**0**	**0**	**13.992.800**
402	01	00	00	Productos alimenticios y agropecuarios	2.000.000	0	0	0	0	2.000.000
402	01	01	00	Alimentos y bebidas para personas	2.000.000	0	0	0	0	2.000.000
402	03	00	00	Textiles y vestuarios	2.900.000	0	0	0	0	2.900.000
402	03	02	00	Prendas de vestir	1.600.000	0	0	0	0	1.600.000
402	03	03	00	Calzados	1.300.000	0	0	0	0	1.300.000
402	04	00	00	Productos de cuero y caucho	2.000.000	0	0	0	0	2.000.000
402	04	03	00	Cauchos y tripas para vehículos	2.000.000	0	0	0	0	2.000.000
402	05	00	00	Productos de papel, cartón e impresos	1.842.800	0	0	0	0	1.842.800
402	05	01	00	Pulpa de madera, papel y cartón	100.000	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	200.000
402	05	05	00	Material de enseñanza	10.000	0	0	0	0	10.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.532.800	0	0	0	0	1.532.800
402	06	00	00	Productos químicos y derivados	70.000	0	0	0	0	70.000
402	06	06	00	Combustibles y lubricantes	50.000	0	0	0	0	50.000
402	06	08	00	Productos plásticos	20.000	0	0	0	0	20.000
402	08	00	00	Productos metálicos	2.730.000	0	0	0	0	2.730.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	240.000	0	0	0	0	240.000
402	08	07	00	Material de señalamiento	30.000	0	0	0	0	30.000
402	08	08	00	Material de educación	10.000	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.150.000	0	0	0	0	2.150.000
402	08	10	00	Repuestos y accesorios para otros equipos	300.000	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127980 260164000 FORTALECIMIENTO DE UNA CULTURA PREVENTIVA ANTE DESASTRES A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: PROPORCIONAR A LAS COMUNIDADES CONOCIMIENTOS, VALORES, ACTITUDES Y DESTREZAS INHERENTES A DESARROLLAR UNA CULTURA PREVENTIVA PARA ENFRENTAR LAS AMENAZAS DE DESASTRES A LAS QUE ESTÁ EXPUESTA EN SUS LOCALIDADES.

UNIDAD DE MEDIDA: COMUNIDAD **META:** 400

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 260164001 CAPACITACIÓN A LAS COMUNIDADES EN AUTOPROTECCIÓN, PREVENCIÓN Y ATENCIÓN DE DESASTRES

UNIDAD DE MEDIDA: COMUNIDAD **META:** 400

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	00	00	Productos varios y útiles diversos	2.450.000	0	0	0	0	2.450.000
402	10	01	00	Artículos de deporte, recreación y juguetes	520.000	0	0	0	0	520.000
402	10	02	00	Materiales y útiles de limpieza y aseo	600.000	0	0	0	0	600.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	220.000	0	0	0	0	220.000
402	10	06	00	Condecoraciones, ofrendas y similares	300.000	0	0	0	0	300.000
402	10	07	00	Productos de seguridad en el trabajo	30.000	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	750.000	0	0	0	0	750.000
402	10	11	00	Materiales eléctricos	30.000	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**8.936.517**	**0**	**0**	**0**	**0**	**8.936.517**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.000	0	0	0	0	3.000
403	08	02	00	Comisiones y gastos bancarios	3.000	0	0	0	0	3.000
403	09	00	00	Viáticos y pasajes	900.000	0	0	0	0	900.000
403	09	01	00	Viáticos y pasajes dentro del país	400.000	0	0	0	0	400.000
403	09	02	00	Viáticos y pasajes fuera del país	500.000	0	0	0	0	500.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	265.012	0	0	0	0	265.012
403	10	07	00	Servicios de capacitación y adiestramiento	235.012	0	0	0	0	235.012
403	10	99	00	Otros servicios profesionales y técnicos	30.000	0	0	0	0	30.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.673.342	0	0	0	0	3.673.342
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	100.000	0	0	0	0	100.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.573.342	0	0	0	0	2.573.342
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.000.000	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	3.764.700	0	0	0	0	3.764.700
403	18	01	00	Impuesto al valor agregado	3.764.700	0	0	0	0	3.764.700
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	280.463	0	0	0	0	280.463
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	280.463	0	0	0	0	280.463

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ
PROYECTO: 127980 260164000 FORTALECIMIENTO DE UNA CULTURA PREVENTIVA ANTE DESASTRES A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: PROPORCIONAR A LAS COMUNIDADES CONOCIMIENTOS, VALORES, ACTITUDES Y DESTREZAS INHERENTES A DESARROLLAR UNA CULTURA PREVENTIVA PARA ENFRENTAR LAS AMENAZAS DE DESASTRES A LAS QUE ESTÁ EXPUESTA EN SUS LOCALIDADES.

UNIDAD DE MEDIDA: COMUNIDAD **META:** 400

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 260164001 CAPACITACIÓN A LAS COMUNIDADES EN AUTOPROTECCIÓN, PREVENCIÓN Y ATENCIÓN DE DESASTRES

UNIDAD DE MEDIDA: COMUNIDAD **META:** 400

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	00	00	Otros servicios no personales	50.000	0	0	0	0	50.000
403	99	01	00	Otros servicios no personales	50.000	0	0	0	0	50.000
404	**00**	**00**	**00**	**Activos reales**	**9.000.000**	**0**	**0**	**0**	**0**	**9.000.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	9.000.000	0	0	0	0	9.000.000
404	09	02	00	Equipos de computación	9.000.000	0	0	0	0	9.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**800.000**	**0**	**0**	**0**	**0**	**800.000**
407	01	00	00	Transferencias y donaciones corrientes internas	800.000	0	0	0	0	800.000
407	01	02	00	Donaciones corrientes internas al sector privado	800.000	0	0	0	0	800.000
407	01	02	01	Donaciones corrientes a personas	800.000	0	0	0	0	800.000
				Totales	**117.273.464**	**0**	**0**	**0**	**0**	**117.273.464**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127980 260164000 FORTALECIMIENTO DE UNA CULTURA PREVENTIVA ANTE DESASTRES A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: PROPORCIONAR A LAS COMUNIDADES CONOCIMIENTOS, VALORES, ACTITUDES Y DESTREZAS INHERENTES A DESARROLLAR UNA CULTURA PREVENTIVA PARA ENFRENTAR LAS AMENAZAS DE DESASTRES A LAS QUE ESTÁ EXPUESTA EN SUS LOCALIDADES.

UNIDAD DE MEDIDA: COMUNIDAD **META:** 400

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260164002 DICTAR A TRAVÉS DE CHARLAS DE PREVENCIÓN Y LA ACTUACIÓN ADECUADA EN EMERGENCIAS Y DESASTRES EN CENTROS EDUCATIVOS Y COMUNIDADES

UNIDAD DE MEDIDA: CHARLA **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**700.000**	0	0	0	0	**700.000**
402	01	00	00	Productos alimenticios y agropecuarios	150.000	0	0	0	0	150.000
402	01	01	00	Alimentos y bebidas para personas	150.000	0	0	0	0	150.000
402	03	00	00	Textiles y vestuarios	30.000	0	0	0	0	30.000
402	03	03	00	Calzados	30.000	0	0	0	0	30.000
402	04	00	00	Productos de cuero y caucho	60.000	0	0	0	0	60.000
402	04	03	00	Cauchos y tripas para vehículos	60.000	0	0	0	0	60.000
402	05	00	00	Productos de papel, cartón e impresos	160.000	0	0	0	0	160.000
402	05	01	00	Pulpa de madera, papel y cartón	30.000	0	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	60.000	0	0	0	0	60.000
402	05	05	00	Material de enseñanza	10.000	0	0	0	0	10.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	60.000	0	0	0	0	60.000
402	06	00	00	Productos químicos y derivados	30.000	0	0	0	0	30.000
402	06	06	00	Combustibles y lubricantes	20.000	0	0	0	0	20.000
402	06	08	00	Productos plásticos	10.000	0	0	0	0	10.000
402	08	00	00	Productos metálicos	180.000	0	0	0	0	180.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.000	0	0	0	0	10.000
402	08	07	00	Material de señalamiento	10.000	0	0	0	0	10.000
402	08	08	00	Material de educación	10.000	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	100.000	0	0	0	0	100.000
402	08	10	00	Repuestos y accesorios para otros equipos	50.000	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	90.000	0	0	0	0	90.000
402	10	02	00	Materiales y útiles de limpieza y aseo	50.000	0	0	0	0	50.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	10.000
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127980 260164000 FORTALECIMIENTO DE UNA CULTURA PREVENTIVA ANTE DESASTRES A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: PROPORCIONAR A LAS COMUNIDADES CONOCIMIENTOS, VALORES, ACTITUDES Y DESTREZAS INHERENTES A DESARROLLAR UNA CULTURA PREVENTIVA PARA ENFRENTAR LAS AMENAZAS DE DESASTRES A LAS QUE ESTÁ EXPUESTA EN SUS LOCALIDADES.

UNIDAD DE MEDIDA: COMUNIDAD **META:** 400

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 260164002 DICTAR A TRAVÉS DE CHARLAS DE PREVENCIÓN Y LA ACTUACIÓN ADECUADA EN EMERGENCIAS Y DESASTRES EN CENTROS EDUCATIVOS Y COMUNIDADES

UNIDAD DE MEDIDA: CHARLA **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	10.000	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**255.457**	**0**	**0**	**0**	**0**	**255.457**
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	155.457	0	0	0	0	155.457
403	18	01	00	Impuesto al valor agregado	155.457	0	0	0	0	155.457
				Totales	**955.457**	**0**	**0**	**0**	**0**	**955.457**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127980 260164000 FORTALECIMIENTO DE UNA CULTURA PREVENTIVA ANTE DESASTRES A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: PROPORCIONAR A LAS COMUNIDADES CONOCIMIENTOS, VALORES, ACTITUDES Y DESTREZAS INHERENTES A DESARROLLAR UNA CULTURA PREVENTIVA PARA ENFRENTAR LAS AMENAZAS DE DESASTRES A LAS QUE ESTÁ EXPUESTA EN SUS LOCALIDADES.

UNIDAD DE MEDIDA: COMUNIDAD **META:** 400

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260164003 INSTALAR EN LAS COMUNIDADES DE ALTO RIESGO SISTEMAS DE ALERTAS TEMPRANA, DE ACUERDO A SUS AMENAZAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**1.110.000**	0	0	0	0	**1.110.000**
402	01	00	00	Productos alimenticios y agropecuarios	400.000	0	0	0	0	400.000
402	01	01	00	Alimentos y bebidas para personas	400.000	0	0	0	0	400.000
402	03	00	00	Textiles y vestuarios	100.000	0	0	0	0	100.000
402	03	02	00	Prendas de vestir	100.000	0	0	0	0	100.000
402	04	00	00	Productos de cuero y caucho	90.000	0	0	0	0	90.000
402	04	03	00	Cauchos y tripas para vehículos	90.000	0	0	0	0	90.000
402	05	00	00	Productos de papel, cartón e impresos	220.000	0	0	0	0	220.000
402	05	01	00	Pulpa de madera, papel y cartón	70.000	0	0	0	0	70.000
402	05	03	00	Productos de papel y cartón para oficina	50.000	0	0	0	0	50.000
402	05	05	00	Material de enseñanza	10.000	0	0	0	0	10.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	90.000	0	0	0	0	90.000
402	06	00	00	Productos químicos y derivados	40.000	0	0	0	0	40.000
402	06	06	00	Combustibles y lubricantes	30.000	0	0	0	0	30.000
402	06	08	00	Productos plásticos	10.000	0	0	0	0	10.000
402	08	00	00	Productos metálicos	180.000	0	0	0	0	180.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.000	0	0	0	0	10.000
402	08	07	00	Material de señalamiento	10.000	0	0	0	0	10.000
402	08	08	00	Material de educación	10.000	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	100.000	0	0	0	0	100.000
402	08	10	00	Repuestos y accesorios para otros equipos	50.000	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	80.000	0	0	0	0	80.000
402	10	02	00	Materiales y útiles de limpieza y aseo	50.000	0	0	0	0	50.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	10.000
402	10	07	00	Productos de seguridad en el trabajo	10.000	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127980 260164000 FORTALECIMIENTO DE UNA CULTURA PREVENTIVA ANTE DESASTRES A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: PROPORCIONAR A LAS COMUNIDADES CONOCIMIENTOS, VALORES, ACTITUDES Y DESTREZAS INHERENTES A DESARROLLAR UNA CULTURA PREVENTIVA PARA ENFRENTAR LAS AMENAZAS DE DESASTRES A LAS QUE ESTÁ EXPUESTA EN SUS LOCALIDADES.

UNIDAD DE MEDIDA: COMUNIDAD **META:** 400

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260164003 INSTALAR EN LAS COMUNIDADES DE ALTO RIESGO SISTEMAS DE ALERTAS TEMPRANA, DE ACUERDO A SUS AMENAZAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**361.657**	**0**	**0**	**0**	**0**	**361.657**
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	261.657	0	0	0	0	261.657
403	18	01	00	Impuesto al valor agregado	261.657	0	0	0	0	261.657
				Totales	**1.471.657**	**0**	**0**	**0**	**0**	**1.471.657**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127871 260165000 PREVENCIÓN DEL DELITO Y LA VIOLENCIA EN EL MARCO DE LA CONSTRUCCIÓN DE UNA CULTURA DE PAZ

OBJETIVO DEL PROYECTO: DISEÑAR Y EJECUTAR ESTRATEGIAS OPERATIVAS PARA LA PREVENCIÓN DEL DELITO Y LA VIOLENCIA, DESTINADAS A LA REDUCCIÓN DE LOS FACTORES DE RIESGO Y A LA CONSTRUCCIÓN DE LA CULTURA DE PAZ

UNIDAD DE MEDIDA: PERSONA **META:** 342.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	Gastos de **personal**	**370.949.810**	0	0	0	0	**370.949.810**
401	01	00	00	Sueldos, salarios y otras retribuciones	78.067.702	0	0	0	0	78.067.702
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	57.008.802	0	0	0	0	57.008.802
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	7.537.794	0	0	0	0	7.537.794
401	01	18	00	Remuneraciones al personal contratado	13.521.106	0	0	0	0	13.521.106
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	13.521.106	0	0	0	0	13.521.106
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	17.425.020	0	0	0	0	17.425.020
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	13.400.731	0	0	0	0	13.400.731
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	4.024.289	0	0	0	0	4.024.289
401	03	00	00	Primas	114.524.981	0	0	0	0	114.524.981
401	03	02	00	Primas de transporte a empleados	33.316.692	0	0	0	0	33.316.692
401	03	03	00	Primas por hogar a empleados	21.417.879	0	0	0	0	21.417.879
401	03	04	00	Primas por hijos a empleados	182.600	0	0	0	0	182.600
401	03	08	00	Primas de profesionalización a empleados	6.107.402	0	0	0	0	6.107.402
401	03	09	00	Primas por antigüedad a empleados	22.233.434	0	0	0	0	22.233.434
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	20.074.439	0	0	0	0	20.074.439
401	03	17	00	Primas de transporte a obreros	4.925.030	0	0	0	0	4.925.030
401	03	18	00	Primas por hogar a obreros	3.166.093	0	0	0	0	3.166.093
401	03	19	00	Primas por hijos de obreros	206.400	0	0	0	0	206.400
401	03	21	00	Primas por antigüedad a obreros	2.788.984	0	0	0	0	2.788.984
401	03	22	00	Primas de profesionalización a obreros	106.028	0	0	0	0	106.028
401	04	00	00	Complementos de sueldos y salarios	31.387.500	0	0	0	0	31.387.500
401	04	08	00	Bono compensatorio de alimentación a empleados	23.611.500	0	0	0	0	23.611.500
401	04	18	00	Bono compensatorio de alimentación a obreros	3.199.500	0	0	0	0	3.199.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	4.576.500	0	0	0	0	4.576.500
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	22.584.128	0	0	0	0	22.584.128
401	05	03	00	Bono vacacional a empleados	19.304.665	0	0	0	0	19.304.665
401	05	06	00	Bono vacacional a obreros	2.528.291	0	0	0	0	2.528.291
401	05	08	00	Bono vacacional al personal contratado	751.172	0	0	0	0	751.172

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127871 260165000 PREVENCIÓN DEL DELITO Y LA VIOLENCIA EN EL MARCO DE LA CONSTRUCCIÓN DE UNA CULTURA DE PAZ

OBJETIVO DEL PROYECTO: DISEÑAR Y EJECUTAR ESTRATEGIAS OPERATIVAS PARA LA PREVENCIÓN DEL DELITO Y LA VIOLENCIA, DESTINADAS A LA REDUCCIÓN DE LOS FACTORES DE RIESGO Y A LA CONSTRUCCIÓN DE LA CULTURA DE PAZ.

UNIDAD DE MEDIDA: PERSONA

META: 342.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	00	00	Aportes patronales y legales	38.254.870	0	0	0	0	38.254.870
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	19.111.618	0	0	0	0	19.111.618
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	5.212.260	0	0	0	0	5.212.260
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	3.474.840	0	0	0	0	3.474.840
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	3.860.933	0	0	0	0	3.860.933
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.503.008	0	0	0	0	2.503.008
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	682.639	0	0	0	0	682.639
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	455.092	0	0	0	0	455.092
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	505.658	0	0	0	0	505.658
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.487.321	0	0	0	0	1.487.321
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	285.445	0	0	0	0	285.445
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	270.422	0	0	0	0	270.422
401	06	95	00	Otros aportes legales por personal contratado	405.634	0	0	0	0	405.634
401	07	00	00	Asistencia socio-económica	29.474.490	0	0	0	0	29.474.490
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	26.061.297	0	0	0	0	26.061.297
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	3.413.193	0	0	0	0	3.413.193
401	08	00	00	Prestaciones sociales e indemnizaciones	39.231.119	0	0	0	0	39.231.119
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	32.638.588	0	0	0	0	32.638.588
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	4.213.818	0	0	0	0	4.213.818
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.378.713	0	0	0	0	2.378.713
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**14.926.485**	**0**	**0**	**0**	**0**	**14.926.485**
402	01	00	00	Productos alimenticios y agropecuarios	3.630.470	0	0	0	0	3.630.470
402	01	01	00	Alimentos y bebidas para personas	3.630.470	0	0	0	0	3.630.470
402	03	00	00	Textiles y vestuarios	2.755.772	0	0	0	0	2.755.772
402	03	02	00	Prendas de vestir	2.755.772	0	0	0	0	2.755.772
402	04	00	00	Productos de cuero y caucho	945.200	0	0	0	0	945.200
402	04	03	00	Cauchos y tripas para vehículos	945.200	0	0	0	0	945.200
402	05	00	00	Productos de papel, cartón e impresos	1.761.970	0	0	0	0	1.761.970
402	05	01	00	Pulpa de madera, papel y cartón	284.620	0	0	0	0	284.620

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127871 260165000 PREVENCIÓN DEL DELITO Y LA VIOLENCIA EN EL MARCO DE LA CONSTRUCCIÓN DE UNA CULTURA DE PAZ

OBJETIVO DEL PROYECTO: DISEÑAR Y EJECUTAR ESTRATEGIAS OPERATIVAS PARA LA PREVENCIÓN DEL DELITO Y LA VIOLENCIA, DESTINADAS A LA REDUCCIÓN DE LOS FACTORES DE RIESGO Y A LA CONSTRUCCIÓN DE LA CULTURA DE PAZ.

UNIDAD DE MEDIDA: PERSONA **META:** 342.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	1.477.350	0	0	0	0	1.477.350
402	06	00	00	Productos químicos y derivados	342.435	0	0	0	0	342.435
402	06	03	00	Tintas, pinturas y colorantes	73.770	0	0	0	0	73.770
402	06	06	00	Combustibles y lubricantes	68.665	0	0	0	0	68.665
402	06	08	00	Productos plásticos	200.000	0	0	0	0	200.000
402	08	00	00	Productos metálicos	1.052.560	0	0	0	0	1.052.560
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.052.560	0	0	0	0	1.052.560
402	10	00	00	Productos varios y útiles diversos	3.560.273	0	0	0	0	3.560.273
402	10	01	00	Artículos de deporte, recreación y juguetes	1.368.900	0	0	0	0	1.368.900
402	10	02	00	Materiales y útiles de limpieza y aseo	233.850	0	0	0	0	233.850
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	296.035	0	0	0	0	296.035
402	10	08	00	Materiales para equipos de computación	1.661.488	0	0	0	0	1.661.488
402	99	00	00	Otros materiales y suministros	877.805	0	0	0	0	877.805
402	99	01	00	Otros materiales y suministros	877.805	0	0	0	0	877.805
403	**00**	**00**	**00**	**Servicios no personales**	**9.950.990**	**0**	**0**	**0**	**0**	**9.950.990**
403	06	00	00	Servicios de transporte y almacenaje	474.240	0	0	0	0	474.240
403	06	01	00	Fletes y embalajes	474.240	0	0	0	0	474.240
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.700.000	0	0	0	0	2.700.000
403	07	01	00	Publicidad y propaganda	500.000	0	0	0	0	500.000
403	07	02	00	Imprenta y reproducción	2.200.000	0	0	0	0	2.200.000
403	09	00	00	Viáticos y pasajes	2.515.872	0	0	0	0	2.515.872
403	09	01	00	Viáticos y pasajes dentro del país	1.957.500	0	0	0	0	1.957.500
403	09	02	00	Viáticos y pasajes fuera del país	558.372	0	0	0	0	558.372
403	18	00	00	Impuestos indirectos	2.490.656	0	0	0	0	2.490.656
403	18	01	00	Impuesto al valor agregado	2.490.656	0	0	0	0	2.490.656
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.000.000	0	0	0	0	1.000.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.000.000	0	0	0	0	1.000.000
403	99	00	00	Otros servicios no personales	770.222	0	0	0	0	770.222
403	99	01	00	Otros servicios no personales	770.222	0	0	0	0	770.222
				Totales	**395.827.285**	0	0	0	0	395.827.285

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127871 260165000 PREVENCIÓN DEL DELITO Y LA VIOLENCIA EN EL MARCO DE LA CONSTRUCCIÓN DE UNA CULTURA DE PAZ

OBJETIVO DEL PROYECTO: DISEÑAR Y EJECUTAR ESTRATEGIAS OPERATIVAS PARA LA PREVENCIÓN DEL DELITO Y LA VIOLENCIA, DESTINADAS A LA REDUCCIÓN DE LOS FACTORES DE RIESGO Y A LA CONSTRUCCIÓN DE LA CULTURA DE PAZ.

UNIDAD DE MEDIDA: PERSONA

META: 342.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127871 260165000 PREVENCIÓN DEL DELITO Y LA VIOLENCIA EN EL MARCO DE LA CONSTRUCCIÓN DE UNA CULTURA DE PAZ

OBJETIVO DEL PROYECTO: DISEÑAR Y EJECUTAR ESTRATEGIAS OPERATIVAS PARA LA PREVENCIÓN DEL DELITO Y LA VIOLENCIA, DESTINADAS A LA REDUCCIÓN DE LOS FACTORES DE RIESGO Y A LA CONSTRUCCIÓN DE LA CULTURA DE PAZ.

UNIDAD DE MEDIDA: PERSONA **META:** 342.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260165001 PROGRAMA NACIONAL DE FORMACIÓN EN MATERIA DE PREVENCIÓN DEL DELITO Y LA VIOLENCIA A LOS INTEGRANTES DE LAS COMUNIDADES, INSTITUCIONES EDUCATIVAS Y FUNCIONARIOS PÚBLICOS.

UNIDAD DE MEDIDA: PERSONA **META:** 331.440

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**370.949.810**	0	**0**	**0**	**0**	**370.949.810**
401	01	00	00	Sueldos, salarios y otras retribuciones	78.067.702	0	0	0	0	78.067.702
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	57.008.802	0	0	0	0	57.008.802
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	7.537.794	0	0	0	0	7.537.794
401	01	18	00	Remuneraciones al personal contratado	13.521.106	0	0	0	0	13.521.106
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	13.521.106	0	0	0	0	13.521.106
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	17.425.020	0	0	0	0	17.425.020
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	13.400.731	0	0	0	0	13.400.731
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	4.024.289	0	0	0	0	4.024.289
401	03	00	00	Primas	114.524.981	0	0	0	0	114.524.981
401	03	02	00	Primas de transporte a empleados	33.316.692	0	0	0	0	33.316.692
401	03	03	00	Primas por hogar a empleados	21.417.879	0	0	0	0	21.417.879
401	03	04	00	Primas por hijos a empleados	182.600	0	0	0	0	182.600
401	03	08	00	Primas de profesionalización a empleados	6.107.402	0	0	0	0	6.107.402
401	03	09	00	Primas por antigüedad a empleados	22.233.434	0	0	0	0	22.233.434
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	20.074.439	0	0	0	0	20.074.439
401	03	17	00	Primas de transporte a obreros	4.925.030	0	0	0	0	4.925.030
401	03	18	00	Primas por hogar a obreros	3.166.093	0	0	0	0	3.166.093
401	03	19	00	Primas por hijos de obreros	206.400	0	0	0	0	206.400
401	03	21	00	Primas por antigüedad a obreros	2.788.984	0	0	0	0	2.788.984
401	03	22	00	Primas de profesionalización a obreros	106.028	0	0	0	0	106.028
401	04	00	00	Complementos de sueldos y salarios	31.387.500	0	0	0	0	31.387.500
401	04	08	00	Bono compensatorio de alimentación a empleados	23.611.500	0	0	0	0	23.611.500
401	04	18	00	Bono compensatorio de alimentación a obreros	3.199.500	0	0	0	0	3.199.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	4.576.500	0	0	0	0	4.576.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127871 260165000 PREVENCIÓN DEL DELITO Y LA VIOLENCIA EN EL MARCO DE LA CONSTRUCCIÓN DE UNA CULTURA DE PAZ

OBJETIVO DEL PROYECTO: DISEÑAR Y EJECUTAR ESTRATEGIAS OPERATIVAS PARA LA PREVENCIÓN DEL DELITO Y LA VIOLENCIA, DESTINADAS A LA REDUCCIÓN DE LOS FACTORES DE RIESGO Y A LA CONSTRUCCIÓN DE LA CULTURA DE PAZ.

UNIDAD DE MEDIDA: PERSONA **META:** 342.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 260165001 PROGRAMA NACIONAL DE FORMACIÓN EN MATERIA DE PREVENCIÓN DEL DELITO Y LA VIOLENCIA A LOS INTEGRANTES DE LAS COMUNIDADES, INSTITUCIONES EDUCATIVAS Y FUNCIONARIOS PÚBLICOS.

UNIDAD DE MEDIDA: PERSONA **META:** 331.440

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	22.584.128	0	0	0	0	22.584.128
401	05	03	00	Bono vacacional a empleados	19.304.665	0	0	0	0	19.304.665
401	05	06	00	Bono vacacional a obreros	2.528.291	0	0	0	0	2.528.291
401	05	08	00	Bono vacacional al personal contratado	751.172	0	0	0	0	751.172
401	06	00	00	Aportes patronales y legales	38.254.870	0	0	0	0	38.254.870
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	19.111.618	0	0	0	0	19.111.618
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	5.212.260	0	0	0	0	5.212.260
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	3.474.840	0	0	0	0	3.474.840
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	3.860.933	0	0	0	0	3.860.933
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.503.008	0	0	0	0	2.503.008
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	682.639	0	0	0	0	682.639
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	455.092	0	0	0	0	455.092
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	505.658	0	0	0	0	505.658
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.487.321	0	0	0	0	1.487.321
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	285.445	0	0	0	0	285.445
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	270.422	0	0	0	0	270.422
401	06	95	00	Otros aportes legales por personal contratado	405.634	0	0	0	0	405.634
401	07	00	00	Asistencia socio-económica	29.474.490	0	0	0	0	29.474.490
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	26.061.297	0	0	0	0	26.061.297
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	3.413.193	0	0	0	0	3.413.193
401	08	00	00	Prestaciones sociales e indemnizaciones	39.231.119	0	0	0	0	39.231.119
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	32.638.588	0	0	0	0	32.638.588
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	4.213.818	0	0	0	0	4.213.818
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.378.713	0	0	0	0	2.378.713

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127871 260165000 PREVENCIÓN DEL DELITO Y LA VIOLENCIA EN EL MARCO DE LA CONSTRUCCIÓN DE UNA CULTURA DE PAZ

OBJETIVO DEL PROYECTO: DISEÑAR Y EJECUTAR ESTRATEGIAS OPERATIVAS PARA LA PREVENCIÓN DEL DELITO Y LA VIOLENCIA, DESTINADAS A LA REDUCCIÓN DE LOS FACTORES DE RIESGO Y A LA CONSTRUCCIÓN DE LA CULTURA DE PAZ.

UNIDAD DE MEDIDA: PERSONA **META:** 342.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260165001 PROGRAMA NACIONAL DE FORMACIÓN EN MATERIA DE PREVENCIÓN DEL DELITO Y LA VIOLENCIA A LOS INTEGRANTES DE LAS COMUNIDADES, INSTITUCIONES EDUCATIVAS Y FUNCIONARIOS PÚBLICOS.

UNIDAD DE MEDIDA: PERSONA **META:** 331.440

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**2.684.613**	0	0	0	0	2.684.613
402	01	00	00	Productos alimenticios y agropecuarios	536.121	0	0	0	0	536.121
402	01	01	00	Alimentos y bebidas para personas	536.121	0	0	0	0	536.121
402	03	00	00	Textiles y vestuarios	394.616	0	0	0	0	394.616
402	03	02	00	Prendas de vestir	394.616	0	0	0	0	394.616
402	04	00	00	Productos de cuero y caucho	75.990	0	0	0	0	75.990
402	04	03	00	Cauchos y tripas para vehículos	75.990	0	0	0	0	75.990
402	05	00	00	Productos de papel, cartón e impresos	528.591	0	0	0	0	528.591
402	05	01	00	Pulpa de madera, papel y cartón	85.386	0	0	0	0	85.386
402	05	03	00	Productos de papel y cartón para oficina	443.205	0	0	0	0	443.205
402	06	00	00	Productos químicos y derivados	102.731	0	0	0	0	102.731
402	06	03	00	Tintas, pinturas y colorantes	22.131	0	0	0	0	22.131
402	06	06	00	Combustibles y lubricantes	20.600	0	0	0	0	20.600
402	06	08	00	Productos plásticos	60.000	0	0	0	0	60.000
402	08	00	00	Productos metálicos	211.979	0	0	0	0	211.979
402	08	09	00	Repuestos y accesorios para equipos de transporte	211.979	0	0	0	0	211.979
402	10	00	00	Productos varios y útiles diversos	780.954	0	0	0	0	780.954
402	10	01	00	Artículos de deporte, recreación y juguetes	410.670	0	0	0	0	410.670
402	10	02	00	Materiales y útiles de limpieza y aseo	27.390	0	0	0	0	27.390
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	88.811	0	0	0	0	88.811
402	10	08	00	Materiales para equipos de computación	254.083	0	0	0	0	254.083
402	99	00	00	Otros materiales y suministros	53.631	0	0	0	0	53.631
402	99	01	00	Otros materiales y suministros	53.631	0	0	0	0	53.631
403	00	00	00	**Servicios no personales**	**1.789.739**	0	0	0	0	**1.789.739**
403	06	00	00	Servicios de transporte y almacenaje	142.272	0	0	0	0	142.272

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127871 260165000 PREVENCIÓN DEL DELITO Y LA VIOLENCIA EN EL MARCO DE LA CONSTRUCCIÓN DE UNA CULTURA DE PAZ

OBJETIVO DEL PROYECTO: DISEÑAR Y EJECUTAR ESTRATEGIAS OPERATIVAS PARA LA PREVENCIÓN DEL DELITO Y LA VIOLENCIA, DESTINADAS A LA REDUCCIÓN DE LOS FACTORES DE RIESGO Y A LA CONSTRUCCIÓN DE LA CULTURA DE PAZ.

UNIDAD DE MEDIDA: PERSONA **META:** 342.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260165001 PROGRAMA NACIONAL DE FORMACIÓN EN MATERIA DE PREVENCIÓN DEL DELITO Y LA VIOLENCIA A LOS INTEGRANTES DE LAS COMUNIDADES, INSTITUCIONES EDUCATIVAS Y FUNCIONARIOS PÚBLICOS.

UNIDAD DE MEDIDA: PERSONA **META:** 331.440

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	01	00	Fletes y embalajes	142.272	0	0	0	0	142.272
403	07	00	00	Servicios de información, impresión y relaciones públicas	367.500	0	0	0	0	367.500
403	07	01	00	Publicidad y propaganda	150.000	0	0	0	0	150.000
403	07	02	00	Imprenta y reproducción	217.500	0	0	0	0	217.500
403	09	00	00	Viáticos y pasajes	350.276	0	0	0	0	350.276
403	09	01	00	Viáticos y pasajes dentro del país	248.760	0	0	0	0	248.760
403	09	02	00	Viáticos y pasajes fuera del país	101.516	0	0	0	0	101.516
403	18	00	00	Impuestos indirectos	398.625	0	0	0	0	398.625
403	18	01	00	Impuesto al valor agregado	398.625	0	0	0	0	398.625
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	300.000	0	0	0	0	300.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	300.000	0	0	0	0	300.000
403	99	00	00	Otros servicios no personales	231.066	0	0	0	0	231.066
403	99	01	00	Otros servicios no personales	231.066	0	0	0	0	231.066
				Totales	**375.424.162**	**0**	**0**	**0**	**0**	**375.424.162**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127871 260165000 PREVENCIÓN DEL DELITO Y LA VIOLENCIA EN EL MARCO DE LA CONSTRUCCIÓN DE UNA CULTURA DE PAZ

OBJETIVO DEL PROYECTO: DISEÑAR Y EJECUTAR ESTRATEGIAS OPERATIVAS PARA LA PREVENCIÓN DEL DELITO Y LA VIOLENCIA, DESTINADAS A LA REDUCCIÓN DE LOS FACTORES DE RIESGO Y A LA CONSTRUCCIÓN DE LA CULTURA DE PAZ.

UNIDAD DE MEDIDA: PERSONA **META:** 342.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260165002 PROMOVER JORNADAS BAJO EL ENFOQUE DE PREVENCIÓN INTEGRAL EN MATERIA DEPORTIVA, CULTURAL, RECREATIVA Y COMUNITARIA.

UNIDAD DE MEDIDA: JORNADA **META:** 1.080

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**5.673.020**	0	0	0	0	**5.673.020**
402	01	00	00	Productos alimenticios y agropecuarios	1.457.821	0	0	0	0	1.457.821
402	01	01	00	Alimentos y bebidas para personas	1.457.821	0	0	0	0	1.457.821
402	03	00	00	Textiles y vestuarios	1.114.809	0	0	0	0	1.114.809
402	03	02	00	Prendas de vestir	1.114.809	0	0	0	0	1.114.809
402	04	00	00	Productos de cuero y caucho	421.940	0	0	0	0	421.940
402	04	03	00	Cauchos y tripas para vehículos	421.940	0	0	0	0	421.940
402	05	00	00	Productos de papel, cartón e impresos	528.591	0	0	0	0	528.591
402	05	01	00	Pulpa de madera, papel y cartón	85.386	0	0	0	0	85.386
402	05	03	00	Productos de papel y cartón para oficina	443.205	0	0	0	0	443.205
402	06	00	00	Productos químicos y derivados	102.731	0	0	0	0	102.731
402	06	03	00	Tintas, pinturas y colorantes	22.131	0	0	0	0	22.131
402	06	06	00	Combustibles y lubricantes	20.600	0	0	0	0	20.600
402	06	08	00	Productos plásticos	60.000	0	0	0	0	60.000
402	08	00	00	Productos metálicos	384.961	0	0	0	0	384.961
402	08	09	00	Repuestos y accesorios para equipos de transporte	384.961	0	0	0	0	384.961
402	10	00	00	Productos varios y útiles diversos	1.259.501	0	0	0	0	1.259.501
402	10	01	00	Artículos de deporte, recreación y juguetes	410.670	0	0	0	0	410.670
402	10	02	00	Materiales y útiles de limpieza y aseo	98.665	0	0	0	0	98.665
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	88.811	0	0	0	0	88.811
402	10	08	00	Materiales para equipos de computación	661.355	0	0	0	0	661.355
402	99	00	00	Otros materiales y suministros	402.666	0	0	0	0	402.666
402	99	01	00	Otros materiales y suministros	402.666	0	0	0	0	402.666
403	00	00	00	**Servicios no personales**	**3.782.332**	0	0	0	0	**3.782.332**
403	06	00	00	Servicios de transporte y almacenaje	142.272	0	0	0	0	142.272

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127871 260165000 PREVENCIÓN DEL DELITO Y LA VIOLENCIA EN EL MARCO DE LA CONSTRUCCIÓN DE UNA CULTURA DE PAZ

OBJETIVO DEL PROYECTO: DISEÑAR Y EJECUTAR ESTRATEGIAS OPERATIVAS PARA LA PREVENCIÓN DEL DELITO Y LA VIOLENCIA, DESTINADAS A LA REDUCCIÓN DE LOS FACTORES DE RIESGO Y A LA CONSTRUCCIÓN DE LA CULTURA DE PAZ.

UNIDAD DE MEDIDA: PERSONA **META:** 342.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 260165002 PROMOVER JORNADAS BAJO EL ENFOQUE DE PREVENCION INTEGRAL EN MATERIA DEPORTIVA, CULTURAL, RECREATIVA Y COMUNITARIA.

UNIDAD DE MEDIDA: JORNADA **META:** 1.080

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	01	00	Fletes y embalajes	142.272	0	0	0	0	142.272
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.105.000	0	0	0	0	1.105.000
403	07	01	00	Publicidad y propaganda	150.000	0	0	0	0	150.000
403	07	02	00	Imprenta y reproducción	955.000	0	0	0	0	955.000
403	09	00	00	Viáticos y pasajes	1.024.418	0	0	0	0	1.024.418
403	09	01	00	Viáticos y pasajes dentro del país	812.910	0	0	0	0	812.910
403	09	02	00	Viáticos y pasajes fuera del país	211.508	0	0	0	0	211.508
403	18	00	00	Impuestos indirectos	979.576	0	0	0	0	979.576
403	18	01	00	Impuesto al valor agregado	979.576	0	0	0	0	979.576
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	300.000	0	0	0	0	300.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	300.000	0	0	0	0	300.000
403	99	00	00	Otros servicios no personales	231.066	0	0	0	0	231.066
403	99	01	00	Otros servicios no personales	231.066	0	0	0	0	231.066
				Totales	**9.455.352**	**0**	**0**	**0**	**0**	**9.455.352**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127871 260165000 PREVENCIÓN DEL DELITO Y LA VIOLENCIA EN EL MARCO DE LA CONSTRUCCIÓN DE UNA CULTURA DE PAZ

OBJETIVO DEL PROYECTO: DISEÑAR Y EJECUTAR ESTRATEGIAS OPERATIVAS PARA LA PREVENCIÓN DEL DELITO Y LA VIOLENCIA, DESTINADAS A LA REDUCCIÓN DE LOS FACTORES DE RIESGO Y A LA CONSTRUCCIÓN DE LA CULTURA DE PAZ.

UNIDAD DE MEDIDA: PERSONA **META:** 342.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260165003 BRINDAR ORIENTACIÓN Y ASESORÍA PSICOLÓGICA, JURÍDICA, SOCIAL Y EN LA FORMULACIÓN DE PROYECTOS COMUNITARIOS A LA POBLACIÓN VENEZOLANA.

UNIDAD DE MEDIDA: PERSONA **META:** 11.540

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.673.986**	0	0	0	0	**5.673.986**
402	01	00	00	Productos alimenticios y agropecuarios	1.457.821	0	0	0	0	1.457.821
402	01	01	00	Alimentos y bebidas para personas	1.457.821	0	0	0	0	1.457.821
402	03	00	00	Textiles y vestuarios	1.114.809	0	0	0	0	1.114.809
402	03	02	00	Prendas de vestir	1.114.809	0	0	0	0	1.114.809
402	04	00	00	Productos de cuero y caucho	421.940	0	0	0	0	421.940
402	04	03	00	Cauchos y tripas para vehículos	421.940	0	0	0	0	421.940
402	05	00	00	Productos de papel, cartón e impresos	528.591	0	0	0	0	528.591
402	05	01	00	Pulpa de madera, papel y cartón	85.386	0	0	0	0	85.386
402	05	03	00	Productos de papel y cartón para oficina	443.205	0	0	0	0	443.205
402	06	00	00	Productos químicos y derivados	102.731	0	0	0	0	102.731
402	06	03	00	Tintas, pinturas y colorantes	22.131	0	0	0	0	22.131
402	06	06	00	Combustibles y lubricantes	20.600	0	0	0	0	20.600
402	06	08	00	Productos plásticos	60.000	0	0	0	0	60.000
402	08	00	00	Productos metálicos	384.962	0	0	0	0	384.962
402	08	09	00	Repuestos y accesorios para equipos de transporte	384.962	0	0	0	0	384.962
402	10	00	00	Productos varios y útiles diversos	1.259.501	0	0	0	0	1.259.501
402	10	01	00	Artículos de deporte, recreación y juguetes	410.670	0	0	0	0	410.670
402	10	02	00	Materiales y útiles de limpieza y aseo	98.665	0	0	0	0	98.665
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	88.811	0	0	0	0	88.811
402	10	08	00	Materiales para equipos de computación	661.355	0	0	0	0	661.355
402	99	00	00	Otros materiales y suministros	403.631	0	0	0	0	403.631
402	99	01	00	Otros materiales y suministros	403.631	0	0	0	0	403.631
403	**00**	**00**	**00**	**Servicios no personales**	**3.782.333**	0	0	0	0	**3.782.333**
403	06	00	00	Servicios de transporte y almacenaje	142.272	0	0	0	0	142.272

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127871 260165000 PREVENCIÓN DEL DELITO Y LA VIOLENCIA EN EL MARCO DE LA CONSTRUCCIÓN DE UNA CULTURA DE PAZ

OBJETIVO DEL PROYECTO: DISEÑAR Y EJECUTAR ESTRATEGIAS OPERATIVAS PARA LA PREVENCIÓN DEL DELITO Y LA VIOLENCIA, DESTINADAS A LA REDUCCIÓN DE LOS FACTORES DE RIESGO Y A LA CONSTRUCCIÓN DE LA CULTURA DE PAZ.

UNIDAD DE MEDIDA: PERSONA **META:** 342.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 260165003 BRINDAR ORIENTACIÓN Y ASESORÍA PSICOLÓGICA, JURÍDICA, SOCIAL Y EN LA FORMULACIÓN DE PROYECTOS COMUNITARIOS A LA POBLACIÓN VENEZOLANA.

UNIDAD DE MEDIDA: PERSONA **META:** 11.540

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	01	00	Fletes y embalajes	142.272	0	0	0	0	142.272
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.105.000	0	0	0	0	1.105.000
403	07	01	00	Publicidad y propaganda	150.000	0	0	0	0	150.000
403	07	02	00	Imprenta y reproducción	955.000	0	0	0	0	955.000
403	09	00	00	Viáticos y pasajes	1.024.418	0	0	0	0	1.024.418
403	09	01	00	Viáticos y pasajes dentro del país	812.910	0	0	0	0	812.910
403	09	02	00	Viáticos y pasajes fuera del país	211.508	0	0	0	0	211.508
403	18	00	00	Impuestos indirectos	979.577	0	0	0	0	979.577
403	18	01	00	Impuesto al valor agregado	979.577	0	0	0	0	979.577
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	300.000	0	0	0	0	300.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	300.000	0	0	0	0	300.000
403	99	00	00	Otros servicios no personales	231.066	0	0	0	0	231.066
403	99	01	00	Otros servicios no personales	231.066	0	0	0	0	231.066
				Totales	**9.456.319**	**0**	**0**	**0**	**0**	**9.456.319**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127871 260165000 PREVENCIÓN DEL DELITO Y LA VIOLENCIA EN EL MARCO DE LA CONSTRUCCIÓN DE UNA CULTURA DE PAZ

OBJETIVO DEL PROYECTO: DISEÑAR Y EJECUTAR ESTRATEGIAS OPERATIVAS PARA LA PREVENCIÓN DEL DELITO Y LA VIOLENCIA, DESTINADAS A LA REDUCCIÓN DE LOS FACTORES DE RIESGO Y A LA CONSTRUCCIÓN DE LA CULTURA DE PAZ.

UNIDAD DE MEDIDA: PERSONA **META:** 342.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 260165004 DESARROLLAR INVESTIGACIONES EN MATERIA DE PREVENCIÓN DEL DELITO Y LA VIOLENCIA A FIN DE EVALUAR LOS FACTORES DE RIESGO Y SUS IMPACTOS EN LOS ÁMBITOS PERSONAL, FAMILIAR, ESCOLAR, COMUNITARIO Y SOCIAL.

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**894.866**	0	0	0	0	**894.866**
402	01	00	00	Productos alimenticios y agropecuarios	178.707	0	0	0	0	178.707
402	01	01	00	Alimentos y bebidas para personas	178.707	0	0	0	0	178.707
402	03	00	00	Textiles y vestuarios	131.538	0	0	0	0	131.538
402	03	02	00	Prendas de vestir	131.538	0	0	0	0	131.538
402	04	00	00	Productos de cuero y caucho	25.330	0	0	0	0	25.330
402	04	03	00	Cauchos y tripas para vehículos	25.330	0	0	0	0	25.330
402	05	00	00	Productos de papel, cartón e impresos	176.197	0	0	0	0	176.197
402	05	01	00	Pulpa de madera, papel y cartón	28.462	0	0	0	0	28.462
402	05	03	00	Productos de papel y cartón para oficina	147.735	0	0	0	0	147.735
402	06	00	00	Productos químicos y derivados	34.242	0	0	0	0	34.242
402	06	03	00	Tintas, pinturas y colorantes	7.377	0	0	0	0	7.377
402	06	06	00	Combustibles y lubricantes	6.865	0	0	0	0	6.865
402	06	08	00	Productos plásticos	20.000	0	0	0	0	20.000
402	08	00	00	Productos metálicos	70.658	0	0	0	0	70.658
402	08	09	00	Repuestos y accesorios para equipos de transporte	70.658	0	0	0	0	70.658
402	10	00	00	Productos varios y útiles diversos	260.317	0	0	0	0	260.317
402	10	01	00	Artículos de deporte, recreación y juguetes	136.890	0	0	0	0	136.890
402	10	02	00	Materiales y útiles de limpieza y aseo	9.130	0	0	0	0	9.130
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	29.602	0	0	0	0	29.602
402	10	08	00	Materiales para equipos de computación	84.695	0	0	0	0	84.695
402	99	00	00	Otros materiales y suministros	17.877	0	0	0	0	17.877
402	99	01	00	Otros materiales y suministros	17.877	0	0	0	0	17.877
403	00	00	00	**Servicios no personales**	**596.586**	0	0	0	0	**596.586**
403	06	00	00	Servicios de transporte y almacenaje	47.424	0	0	0	0	47.424

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127871 260165000 PREVENCIÓN DEL DELITO Y LA VIOLENCIA EN EL MARCO DE LA CONSTRUCCIÓN DE UNA CULTURA DE PAZ

OBJETIVO DEL PROYECTO: DISEÑAR Y EJECUTAR ESTRATEGIAS OPERATIVAS PARA LA PREVENCIÓN DEL DELITO Y LA VIOLENCIA, DESTINADAS A LA REDUCCIÓN DE LOS FACTORES DE RIESGO Y A LA CONSTRUCCIÓN DE LA CULTURA DE PAZ.

UNIDAD DE MEDIDA: PERSONA **META:** 342.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 260165004 DESARROLLAR INVESTIGACIONES EN MATERIA DE PREVENCIÓN DEL DELITO Y LA VIOLENCIA A FIN DE EVALUAR LOS FACTORES DE RIESGO Y SUS IMPACTOS EN LOS ÁMBITOS PERSONAL, FAMILIAR, ESCOLAR, COMUNITARIO Y SOCIAL.

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	**Otras Fuentes**	**TOTAL**
403	06	01	00	Fletes y embalajes	47.424	0	0	0	0	47.424
403	07	00	00	Servicios de información, impresión y relaciones públicas	122.500	0	0	0	0	122.500
403	07	01	00	Publicidad y propaganda	50.000	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	72.500	0	0	0	0	72.500
403	09	00	00	Viáticos y pasajes	116.760	0	0	0	0	116.760
403	09	01	00	Viáticos y pasajes dentro del país	82.920	0	0	0	0	82.920
403	09	02	00	Viáticos y pasajes fuera del país	33.840	0	0	0	0	33.840
403	18	00	00	Impuestos indirectos	132.878	0	0	0	0	132.878
403	18	01	00	Impuesto al valor agregado	132.878	0	0	0	0	132.878
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	100.000	0	0	0	0	100.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	100.000	0	0	0	0	100.000
403	99	00	00	Otros servicios no personales	77.024	0	0	0	0	77.024
403	99	01	00	Otros servicios no personales	77.024	0	0	0	0	77.024
				Totales	**1.491.452**	**0**	**0**	**0**	**0**	**1.491.452**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127965 260166000 PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL PROCESO DE FORMULACIÓN, IMPLEMENTACIÓN Y EVALUACIÓN DE POLÍTICAS PÚBLICAS Y ESTRATÉGICAS DEL ESTADO, DESTINADAS A LA PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS

UNIDAD DE MEDIDA: PERSONA **META:** 7.446.873

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**360.026.134**	0	0	0	0	**360.026.134**
401	01	00	00	Sueldos, salarios y otras retribuciones	45.886.140	0	0	0	0	45.886.140
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	21.163.845	0	0	0	0	21.163.845
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	10.323.278	0	0	0	0	10.323.278
401	01	18	00	Remuneraciones al personal contratado	12.202.531	0	0	0	0	12.202.531
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	10.102.531	0	0	0	0	10.102.531
401	01	18	02	Remuneraciones por honorarios profesionales	2.100.000	0	0	0	0	2.100.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	96.486	0	0	0	0	96.486
401	01	99	00	Otras retribuciones	2.100.000	0	0	0	0	2.100.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	65.869.176	0	0	0	0	65.869.176
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	43.107.865	0	0	0	0	43.107.865
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	22.761.311	0	0	0	0	22.761.311
401	03	00	00	Primas	79.354.010	0	0	0	0	79.354.010
401	03	02	00	Primas de transporte a empleados	12.897.024	0	0	0	0	12.897.024
401	03	03	00	Primas por hogar a empleados	8.291.550	0	0	0	0	8.291.550
401	03	04	00	Primas por hijos a empleados	496.500	0	0	0	0	496.500
401	03	08	00	Primas de profesionalización a empleados	2.188.290	0	0	0	0	2.188.290
401	03	09	00	Primas por antigüedad a empleados	2.482.500	0	0	0	0	2.482.500
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	23.394.989	0	0	0	0	23.394.989
401	03	17	00	Primas de transporte a obreros	5.944.767	0	0	0	0	5.944.767
401	03	18	00	Primas por hogar a obreros	3.468.330	0	0	0	0	3.468.330
401	03	19	00	Primas por hijos de obreros	267.000	0	0	0	0	267.000
401	03	21	00	Primas por antigüedad a obreros	1.068.000	0	0	0	0	1.068.000
401	03	22	00	Primas de profesionalización a obreros	20.857	0	0	0	0	20.857
401	03	37	00	Primas de transporte al personal contratado	6.987.503	0	0	0	0	6.987.503
401	03	38	00	Primas por hogar al personal contratado	4.492.300	0	0	0	0	4.492.300
401	03	39	00	Primas por hijos al personal contratado	269.000	0	0	0	0	269.000
401	03	96	00	Otras primas al personal contratado	1.883.000	0	0	0	0	1.883.000
401	03	97	00	Otras primas a empleados	3.475.500	0	0	0	0	3.475.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127965 260166000 PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL PROCESO DE FORMULACIÓN, IMPLEMENTACIÓN Y EVALUACIÓN DE POLÍTICAS PÚBLICAS Y ESTRATÉGICAS DEL ESTADO, DESTINADAS A LA PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS

UNIDAD DE MEDIDA: PERSONA

META: 7.446.873

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	98	00	Otras primas a obreros	1.726.900	0	0	0	0	1.726.900
401	04	00	00	Complementos de sueldos y salarios	25.318.841	0	0	0	0	25.318.841
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	388.889	0	0	0	0	388.889
401	04	02	00	Complemento a empleados por trabajo nocturno	60.941	0	0	0	0	60.941
401	04	06	00	Complemento a empleados por comisión de servicios	8.050.000	0	0	0	0	8.050.000
401	04	08	00	Bono compensatorio de alimentación a empleados	7.819.875	0	0	0	0	7.819.875
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	116.667	0	0	0	0	116.667
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	20.080	0	0	0	0	20.080
401	04	18	00	Bono compensatorio de alimentación a obreros	4.205.250	0	0	0	0	4.205.250
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	388.889	0	0	0	0	388.889
401	04	26	00	Bono compensatorio de alimentación al personal contratado	4.252.500	0	0	0	0	4.252.500
401	04	98	00	Otros complementos al personal contratado	15.750	0	0	0	0	15.750
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	19.214.514	0	0	0	0	19.214.514
401	05	03	00	Bono vacacional a empleados	12.172.160	0	0	0	0	12.172.160
401	05	06	00	Bono vacacional a obreros	5.064.493	0	0	0	0	5.064.493
401	05	08	00	Bono vacacional al personal contratado	1.977.861	0	0	0	0	1.977.861
401	06	00	00	Aportes patronales y legales	33.570.244	0	0	0	0	33.570.244
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	12.050.439	0	0	0	0	12.050.439
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.286.483	0	0	0	0	3.286.483
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.190.989	0	0	0	0	2.190.989
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	3.043.040	0	0	0	0	3.043.040
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	5.013.848	0	0	0	0	5.013.848
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.367.414	0	0	0	0	1.367.414
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	911.609	0	0	0	0	911.609
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.266.123	0	0	0	0	1.266.123
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.610.777	0	0	0	0	2.610.777
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	642.805	0	0	0	0	642.805
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	474.687	0	0	0	0	474.687
401	06	95	00	Otros aportes legales por personal contratado	712.030	0	0	0	0	712.030

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127965 260166000 PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL PROCESO DE FORMULACIÓN, IMPLEMENTACIÓN Y EVALUACIÓN DE POLÍTICAS PÚBLICAS Y ESTRATÉGICAS DEL ESTADO, DESTINADAS A LA PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS

UNIDAD DE MEDIDA: PERSONA

META: 7.446.873

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	00	00	Asistencia socio-económica	52.985.673	0	0	0	0	52.985.673
401	07	01	00	Capacitación y adiestramiento a empleados	2.000.000	0	0	0	0	2.000.000
401	07	02	00	Becas a empleados	1.842.750	0	0	0	0	1.842.750
401	07	03	00	Ayudas por matrimonio a empleados	4.000	0	0	0	0	4.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	15.000	0	0	0	0	15.000
401	07	05	00	Ayudas por defunción a empleados	4.000	0	0	0	0	4.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.272.174	0	0	0	0	1.272.174
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	9.969.000	0	0	0	0	9.969.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.003.750	0	0	0	0	3.003.750
401	07	10	00	Dotación de uniformes a empleados	9.299.697	0	0	0	0	9.299.697
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.246.841	0	0	0	0	1.246.841
401	07	17	00	Capacitación y adiestramiento a obreros	1.200.000	0	0	0	0	1.200.000
401	07	18	00	Becas a obreros	963.900	0	0	0	0	963.900
401	07	19	00	Ayudas por matrimonio de obreros	4.000	0	0	0	0	4.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	20.000	0	0	0	0	20.000
401	07	21	00	Ayudas por defunción a obreros	4.000	0	0	0	0	4.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.540.000	0	0	0	0	1.540.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	4.965.817	0	0	0	0	4.965.817
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.691.250	0	0	0	0	1.691.250
401	07	26	00	Dotación de uniformes a obreros	2.410.149	0	0	0	0	2.410.149
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	623.420	0	0	0	0	623.420
401	07	74	00	Capacitación y adiestramiento al personal contratado	1.800.000	0	0	0	0	1.800.000
401	07	75	00	Becas al personal contratado	1.069.200	0	0	0	0	1.069.200
401	07	76	00	Ayudas por matrimonio al personal contratado	4.000	0	0	0	0	4.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	23.000	0	0	0	0	23.000
401	07	78	00	Ayudas por defunción al personal contratado	4.000	0	0	0	0	4.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	1.156.000	0	0	0	0	1.156.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	1.515.380	0	0	0	0	1.515.380
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.781.250	0	0	0	0	1.781.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127965 260166000 PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL PROCESO DE FORMULACIÓN, IMPLEMENTACIÓN Y EVALUACIÓN DE POLÍTICAS PÚBLICAS Y ESTRATÉGICAS DEL ESTADO, DESTINADAS A LA PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS

UNIDAD DE MEDIDA: PERSONA **META:** 7.446.873

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	83	00	Dotación de uniformes al personal contratado	2.514.060	0	0	0	0	2.514.060
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.039.035	0	0	0	0	1.039.035
401	08	00	00	Prestaciones sociales e indemnizaciones	37.827.536	0	0	0	0	37.827.536
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	23.245.445	0	0	0	0	23.245.445
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	9.671.776	0	0	0	0	9.671.776
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	4.910.315	0	0	0	0	4.910.315
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.428.375**	**0**	**0**	**0**	**0**	**13.428.375**
402	05	00	00	Productos de papel, cartón e impresos	6.970.426	0	0	0	0	6.970.426
402	05	01	00	Pulpa de madera, papel y cartón	233.150	0	0	0	0	233.150
402	05	03	00	Productos de papel y cartón para oficina	6.737.276	0	0	0	0	6.737.276
402	06	00	00	Productos químicos y derivados	252.880	0	0	0	0	252.880
402	06	08	00	Productos plásticos	252.880	0	0	0	0	252.880
402	10	00	00	Productos varios y útiles diversos	6.205.069	0	0	0	0	6.205.069
402	10	02	00	Materiales y útiles de limpieza y aseo	1.014.229	0	0	0	0	1.014.229
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	844.403	0	0	0	0	844.403
402	10	08	00	Materiales para equipos de computación	3.350.017	0	0	0	0	3.350.017
402	10	11	00	Materiales eléctricos	996.420	0	0	0	0	996.420
403	**00**	**00**	**00**	**Servicios no personales**	**11.680.115**	**0**	**0**	**0**	**0**	**11.680.115**
403	04	00	00	Servicios básicos	3.164.000	0	0	0	0	3.164.000
403	04	01	00	Electricidad	246.000	0	0	0	0	246.000
403	04	02	00	Gas	30.000	0	0	0	0	30.000
403	04	03	00	Agua	150.000	0	0	0	0	150.000
403	04	04	00	Teléfonos	1.530.000	0	0	0	0	1.530.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	1.530.000	0	0	0	0	1.530.000
403	04	05	00	Servicio de comunicaciones	600.000	0	0	0	0	600.000
403	04	06	00	Servicio de aseo urbano y domiciliario	546.000	0	0	0	0	546.000
403	04	07	00	Servicio de condominio	62.000	0	0	0	0	62.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	148.574	0	0	0	0	148.574
403	08	01	00	Primas y gastos de seguros	112.000	0	0	0	0	112.000
403	08	02	00	Comisiones y gastos bancarios	36.574	0	0	0	0	36.574

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127965 260166000 PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL PROCESO DE FORMULACIÓN, IMPLEMENTACIÓN Y EVALUACIÓN DE POLÍTICAS PÚBLICAS Y ESTRATÉGICAS DEL ESTADO, DESTINADAS A LA PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS

UNIDAD DE MEDIDA: PERSONA

META: 7.446.873

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	00	00	Viáticos y pasajes	3.987.828	0	0	0	0	3.987.828
403	09	01	00	Viáticos y pasajes dentro del país	222.000	0	0	0	0	222.000
403	09	02	00	Viáticos y pasajes fuera del país	3.765.828	0	0	0	0	3.765.828
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	375.000	0	0	0	0	375.000
403	10	07	00	Servicios de capacitación y adiestramiento	375.000	0	0	0	0	375.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	836.440	0	0	0	0	836.440
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	416.440	0	0	0	0	416.440
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	420.000	0	0	0	0	420.000
403	18	00	00	Impuestos indirectos	3.028.750	0	0	0	0	3.028.750
403	18	01	00	Impuesto al valor agregado	3.028.750	0	0	0	0	3.028.750
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	139.523	0	0	0	0	139.523
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	139.523	0	0	0	0	139.523
404	**00**	**00**	**00**	**Activos reales**	**4.999.468**	**0**	**0**	**0**	**0**	**4.999.468**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.999.468	0	0	0	0	4.999.468
404	09	01	00	Mobiliario y equipos de oficina	1.340.800	0	0	0	0	1.340.800
404	09	02	00	Equipos de computación	3.658.668	0	0	0	0	3.658.668
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**8.500.000**	**0**	**0**	**0**	**0**	**8.500.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	8.500.000	0	0	0	0	8.500.000
406	01	01	00	Gastos de defensa y seguridad del Estado	8.500.000	0	0	0	0	8.500.000
				Totales	**398.634.092**	**0**	**0**	**0**	**0**	398.634.092

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127965 260166000 PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL PROCESO DE FORMULACIÓN, IMPLEMENTACIÓN Y EVALUACIÓN DE POLÍTICAS PÚBLICAS Y ESTRATÉGICAS DEL ESTADO, DESTINADAS A LA PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS

UNIDAD DE MEDIDA: PERSONA

META: 7.446.873

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127965 260166000 PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL PROCESO DE FORMULACIÓN, IMPLEMENTACIÓN Y EVALUACIÓN DE POLÍTICAS PÚBLICAS Y ESTRATÉGICAS DEL ESTADO, DESTINADAS A LA PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS

UNIDAD DE MEDIDA: PERSONA **META:** 7.446.873

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260166001 REALIZACIÓN DE ACTIVIDADES PARA FORTALECER LA PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS EN EL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.453

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**360.026.134**	0	0	0	0	**360.026.134**
401	01	00	00	Sueldos, salarios y otras retribuciones	45.886.140	0	0	0	0	45.886.140
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	21.163.845	0	0	0	0	21.163.845
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	10.323.278	0	0	0	0	10.323.278
401	01	18	00	Remuneraciones al personal contratado	12.202.531	0	0	0	0	12.202.531
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	10.102.531	0	0	0	0	10.102.531
401	01	18	02	Remuneraciones por honorarios profesionales	2.100.000	0	0	0	0	2.100.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	96.486	0	0	0	0	96.486
401	01	99	00	Otras retribuciones	2.100.000	0	0	0	0	2.100.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	65.869.176	0	0	0	0	65.869.176
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	43.107.865	0	0	0	0	43.107.865
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	22.761.311	0	0	0	0	22.761.311
401	03	00	00	Primas	79.354.010	0	0	0	0	79.354.010
401	03	02	00	Primas de transporte a empleados	12.897.024	0	0	0	0	12.897.024
401	03	03	00	Primas por hogar a empleados	8.291.550	0	0	0	0	8.291.550
401	03	04	00	Primas por hijos a empleados	496.500	0	0	0	0	496.500
401	03	08	00	Primas de profesionalización a empleados	2.188.290	0	0	0	0	2.188.290
401	03	09	00	Primas por antigüedad a empleados	2.482.500	0	0	0	0	2.482.500
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	23.394.989	0	0	0	0	23.394.989
401	03	17	00	Primas de transporte a obreros	5.944.767	0	0	0	0	5.944.767
401	03	18	00	Primas por hogar a obreros	3.468.330	0	0	0	0	3.468.330
401	03	19	00	Primas por hijos de obreros	267.000	0	0	0	0	267.000
401	03	21	00	Primas por antigüedad a obreros	1.068.000	0	0	0	0	1.068.000
401	03	22	00	Primas de profesionalización a obreros	20.857	0	0	0	0	20.857
401	03	37	00	Primas de transporte al personal contratado	6.987.503	0	0	0	0	6.987.503

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127965 260166000 PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL PROCESO DE FORMULACIÓN, IMPLEMENTACIÓN Y EVALUACIÓN DE POLÍTICAS PÚBLICAS Y ESTRATÉGICAS DEL ESTADO, DESTINADAS A LA PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS

UNIDAD DE MEDIDA: PERSONA **META:** 7.446.873

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260166001 REALIZACIÓN DE ACTIVIDADES PARA FORTALECER LA PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS EN EL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.453

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	38	00	Primas por hogar al personal contratado	4.492.300	0	0	0	0	4.492.300
401	03	39	00	Primas por hijos al personal contratado	269.000	0	0	0	0	269.000
401	03	96	00	Otras primas al personal contratado	1.883.000	0	0	0	0	1.883.000
401	03	97	00	Otras primas a empleados	3.475.500	0	0	0	0	3.475.500
401	03	98	00	Otras primas a obreros	1.726.900	0	0	0	0	1.726.900
401	04	00	00	Complementos de sueldos y salarios	25.318.841	0	0	0	0	25.318.841
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	388.889	0	0	0	0	388.889
401	04	02	00	Complemento a empleados por trabajo nocturno	60.941	0	0	0	0	60.941
401	04	06	00	Complemento a empleados por comisión de servicios	8.050.000	0	0	0	0	8.050.000
401	04	08	00	Bono compensatorio de alimentación a empleados	7.819.875	0	0	0	0	7.819.875
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	116.667	0	0	0	0	116.667
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	20.080	0	0	0	0	20.080
401	04	18	00	Bono compensatorio de alimentación a obreros	4.205.250	0	0	0	0	4.205.250
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	388.889	0	0	0	0	388.889
401	04	26	00	Bono compensatorio de alimentación al personal contratado	4.252.500	0	0	0	0	4.252.500
401	04	98	00	Otros complementos al personal contratado	15.750	0	0	0	0	15.750
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	19.214.514	0	0	0	0	19.214.514
401	05	03	00	Bono vacacional a empleados	12.172.160	0	0	0	0	12.172.160
401	05	06	00	Bono vacacional a obreros	5.064.493	0	0	0	0	5.064.493
401	05	08	00	Bono vacacional al personal contratado	1.977.861	0	0	0	0	1.977.861
401	06	00	00	Aportes patronales y legales	33.570.244	0	0	0	0	33.570.244
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	12.050.439	0	0	0	0	12.050.439
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.286.483	0	0	0	0	3.286.483
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.190.989	0	0	0	0	2.190.989
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	3.043.040	0	0	0	0	3.043.040

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127965 260166000 PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL PROCESO DE FORMULACIÓN, IMPLEMENTACIÓN Y EVALUACIÓN DE POLÍTICAS PÚBLICAS Y ESTRATÉGICAS DEL ESTADO, DESTINADAS A LA PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS

UNIDAD DE MEDIDA: PERSONA **META:** 7.446.873

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260166001 REALIZACIÓN DE ACTIVIDADES PARA FORTALECER LA PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS EN EL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.453

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	5.013.848	0	0	0	0	5.013.848
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.367.414	0	0	0	0	1.367.414
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	911.609	0	0	0	0	911.609
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.266.123	0	0	0	0	1.266.123
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.610.777	0	0	0	0	2.610.777
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	642.805	0	0	0	0	642.805
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	474.687	0	0	0	0	474.687
401	06	95	00	Otros aportes legales por personal contratado	712.030	0	0	0	0	712.030
401	07	00	00	Asistencia socio-económica	52.985.673	0	0	0	0	52.985.673
401	07	01	00	Capacitación y adiestramiento a empleados	2.000.000	0	0	0	0	2.000.000
401	07	02	00	Becas a empleados	1.842.750	0	0	0	0	1.842.750
401	07	03	00	Ayudas por matrimonio a empleados	4.000	0	0	0	0	4.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	15.000	0	0	0	0	15.000
401	07	05	00	Ayudas por defunción a empleados	4.000	0	0	0	0	4.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.272.174	0	0	0	0	1.272.174
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	9.969.000	0	0	0	0	9.969.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.003.750	0	0	0	0	3.003.750
401	07	10	00	Dotación de uniformes a empleados	9.299.697	0	0	0	0	9.299.697
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.246.841	0	0	0	0	1.246.841
401	07	17	00	Capacitación y adiestramiento a obreros	1.200.000	0	0	0	0	1.200.000
401	07	18	00	Becas a obreros	963.900	0	0	0	0	963.900
401	07	19	00	Ayudas por matrimonio de obreros	4.000	0	0	0	0	4.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	20.000	0	0	0	0	20.000
401	07	21	00	Ayudas por defunción a obreros	4.000	0	0	0	0	4.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127965 260166000 PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL PROCESO DE FORMULACIÓN, IMPLEMENTACIÓN Y EVALUACIÓN DE POLÍTICAS PÚBLICAS Y ESTRATÉGICAS DEL ESTADO, DESTINADAS A LA PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS

UNIDAD DE MEDIDA: PERSONA **META:** 7.446.873

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 260166001 REALIZACIÓN DE ACTIVIDADES PARA FORTALECER LA PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS EN EL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.453

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.540.000	0	0	0	0	1.540.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	4.965.817	0	0	0	0	4.965.817
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.691.250	0	0	0	0	1.691.250
401	07	26	00	Dotación de uniformes a obreros	2.410.149	0	0	0	0	2.410.149
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	623.420	0	0	0	0	623.420
401	07	74	00	Capacitación y adiestramiento al personal contratado	1.800.000	0	0	0	0	1.800.000
401	07	75	00	Becas al personal contratado	1.069.200	0	0	0	0	1.069.200
401	07	76	00	Ayudas por matrimonio al personal contratado	4.000	0	0	0	0	4.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	23.000	0	0	0	0	23.000
401	07	78	00	Ayudas por defunción al personal contratado	4.000	0	0	0	0	4.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	1.156.000	0	0	0	0	1.156.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	1.515.380	0	0	0	0	1.515.380
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.781.250	0	0	0	0	1.781.250
401	07	83	00	Dotación de uniformes al personal contratado	2.514.060	0	0	0	0	2.514.060
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.039.035	0	0	0	0	1.039.035
401	08	00	00	Prestaciones sociales e indemnizaciones	37.827.536	0	0	0	0	37.827.536
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	23.245.445	0	0	0	0	23.245.445
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	9.671.776	0	0	0	0	9.671.776
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	4.910.315	0	0	0	0	4.910.315
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.796.638**	**0**	**0**	**0**	**0**	**11.796.638**
402	05	00	00	Productos de papel, cartón e impresos	5.995.754	0	0	0	0	5.995.754
402	05	01	00	Pulpa de madera, papel y cartón	88.150	0	0	0	0	88.150
402	05	03	00	Productos de papel y cartón para oficina	5.907.604	0	0	0	0	5.907.604
402	06	00	00	Productos químicos y derivados	252.880	0	0	0	0	252.880

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127965 260166000 PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL PROCESO DE FORMULACIÓN, IMPLEMENTACIÓN Y EVALUACIÓN DE POLÍTICAS PÚBLICAS Y ESTRATÉGICAS DEL ESTADO, DESTINADAS A LA PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS

UNIDAD DE MEDIDA: PERSONA **META:** 7.446.873

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260166001 REALIZACIÓN DE ACTIVIDADES PARA FORTALECER LA PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS EN EL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.453

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	08	00	Productos plásticos	252.880	0	0	0	0	252.880
402	10	00	00	Productos varios y útiles diversos	5.548.004	0	0	0	0	5.548.004
402	10	02	00	Materiales y útiles de limpieza y aseo	1.014.229	0	0	0	0	1.014.229
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	772.338	0	0	0	0	772.338
402	10	08	00	Materiales para equipos de computación	3.350.017	0	0	0	0	3.350.017
402	10	11	00	Materiales eléctricos	411.420	0	0	0	0	411.420
403	**00**	**00**	**00**	**Servicios no personales**	**7.029.911**	**0**	**0**	**0**	**0**	**7.029.911**
403	04	00	00	Servicios básicos	2.952.000	0	0	0	0	2.952.000
403	04	01	00	Electricidad	216.000	0	0	0	0	216.000
403	04	03	00	Agua	120.000	0	0	0	0	120.000
403	04	04	00	Teléfonos	1.500.000	0	0	0	0	1.500.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	1.500.000	0	0	0	0	1.500.000
403	04	05	00	Servicio de comunicaciones	600.000	0	0	0	0	600.000
403	04	06	00	Servicio de aseo urbano y domiciliario	516.000	0	0	0	0	516.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	148.574	0	0	0	0	148.574
403	08	01	00	Primas y gastos de seguros	112.000	0	0	0	0	112.000
403	08	02	00	Comisiones y gastos bancarios	36.574	0	0	0	0	36.574
403	09	00	00	Viáticos y pasajes	222.000	0	0	0	0	222.000
403	09	01	00	Viáticos y pasajes dentro del país	222.000	0	0	0	0	222.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	375.000	0	0	0	0	375.000
403	10	07	00	Servicios de capacitación y adiestramiento	375.000	0	0	0	0	375.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	620.000	0	0	0	0	620.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	200.000	0	0	0	0	200.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	420.000	0	0	0	0	420.000
403	18	00	00	Impuestos indirectos	2.572.814	0	0	0	0	2.572.814

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127965 260166000 PREVENCION INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL PROCESO DE FORMULACIÓN, IMPLEMENTACIÓN Y EVALUACIÓN DE POLÍTICAS PÚBLICAS Y ESTRATÉGICAS DEL ESTADO, DESTINADAS A LA PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS

UNIDAD DE MEDIDA: PERSONA **META:** 7.446.873

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260166001 REALIZACIÓN DE ACTIVIDADES PARA FORTALECER LA PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS EN EL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.453

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	2.572.814	0	0	0	0	2.572.814
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	139.523	0	0	0	0	139.523
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	139.523	0	0	0	0	139.523
404	**00**	**00**	**00**	**Activos reales**	**4.999.468**	**0**	**0**	**0**	**0**	**4.999.468**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.999.468	0	0	0	0	4.999.468
404	09	01	00	Mobiliario y equipos de oficina	1.340.800	0	0	0	0	1.340.800
404	09	02	00	Equipos de computación	3.658.668	0	0	0	0	3.658.668
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**8.500.000**	**0**	**0**	**0**	**0**	**8.500.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	8.500.000	0	0	0	0	8.500.000
406	01	01	00	Gastos de defensa y seguridad del Estado	8.500.000	0	0	0	0	8.500.000
				Totales	**392.352.151**	**0**	**0**	**0**	**0**	**392.352.151**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127965 260166000 PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL PROCESO DE FORMULACIÓN, IMPLEMENTACIÓN Y EVALUACIÓN DE POLÍTICAS PÚBLICAS Y ESTRATÉGICAS DEL ESTADO, DESTINADAS A LA PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS

UNIDAD DE MEDIDA: PERSONA **META:** 7.446.873

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260166002 EJECUCIÓN DE ACTIVIDADES PARA LA PREVENCIÓN INTEGRAL DEL CONSUMO DE DROGAS.

UNIDAD DE MEDIDA: PERSONA **META:** 7.446.873

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.631.737**	**0**	**0**	**0**	**0**	**1.631.737**
402	05	00	00	Productos de papel, cartón e impresos	974.672	0	0	0	0	974.672
402	05	01	00	Pulpa de madera, papel y cartón	145.000	0	0	0	0	145.000
402	05	03	00	Productos de papel y cartón para oficina	829.672	0	0	0	0	829.672
402	10	00	00	Productos varios y útiles diversos	657.065	0	0	0	0	657.065
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	72.065	0	0	0	0	72.065
402	10	11	00	Materiales eléctricos	585.000	0	0	0	0	585.000
403	**00**	**00**	**00**	**Servicios no personales**	**675.661**	**0**	**0**	**0**	**0**	**675.661**
403	04	00	00	Servicios básicos	212.000	0	0	0	0	212.000
403	04	01	00	Electricidad	30.000	0	0	0	0	30.000
403	04	02	00	Gas	30.000	0	0	0	0	30.000
403	04	03	00	Agua	30.000	0	0	0	0	30.000
403	04	04	00	Teléfonos	30.000	0	0	0	0	30.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	30.000	0	0	0	0	30.000
403	04	06	00	Servicio de aseo urbano y domiciliario	30.000	0	0	0	0	30.000
403	04	07	00	Servicio de condominio	62.000	0	0	0	0	62.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	216.440	0	0	0	0	216.440
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	216.440	0	0	0	0	216.440
403	18	00	00	Impuestos indirectos	247.221	0	0	0	0	247.221
403	18	01	00	Impuesto al valor agregado	247.221	0	0	0	0	247.221
				Totales	**2.307.398**	**0**	**0**	**0**	**0**	**2.307.398**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127965 260166000 PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: FORTALECER EL PROCESO DE FORMULACIÓN, IMPLEMENTACIÓN Y EVALUACIÓN DE POLÍTICAS PÚBLICAS Y ESTRATÉGICAS DEL ESTADO, DESTINADAS A LA PREVENCIÓN INTEGRAL DEL USO INDEBIDO Y TRÁFICO ILÍCITO DE DROGAS

UNIDAD DE MEDIDA: PERSONA **META:** 7.446.873

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 260166003 PROMOCIÓN DE LA COOPERACIÓN INTERNACIONAL ORIENTADA EN LA LUCHA MUNDIAL CONTRA LAS DROGAS.

UNIDAD DE MEDIDA: INFORME **META:** 7

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.974.543**	**0**	**0**	**0**	**0**	**3.974.543**
403	09	00	00	Viáticos y pasajes	3.765.828	0	0	0	0	3.765.828
403	09	02	00	Viáticos y pasajes fuera del país	3.765.828	0	0	0	0	3.765.828
403	18	00	00	Impuestos indirectos	208.715	0	0	0	0	208.715
403	18	01	00	Impuesto al valor agregado	208.715	0	0	0	0	208.715
				Totales	**3.974.543**	**0**	**0**	**0**	**0**	**3.974.543**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127891 260167000 GARANTIZAR EL ESCLARECIMIENTO DE LOS HECHOS PUNIBLES A TRAVÉS DE LA INVESTIGACIÓN PENAL Y CRIMINALÍSTICA.

OBJETIVO DEL PROYECTO: CONTINUAR CON LOS PLANES Y POLÍTICAS ESTRATÉGICAS RELACIONADAS CON EL ÁMBITO DE LA SEGURIDAD CIUDADANA Y LA INVESTIGACIÓN DEL DELITO, CON EL PROPÓSITO DE BRINDAR APOYO ESPECIALIZADO AL SISTEMA DE JUSTICIA Y ESCLARECER LOS HECHOS PUNIBLES.

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 239.945

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**4.026.730.536**	0	0	0	0	**4.026.730.536**
401	01	00	00	Sueldos, salarios y otras retribuciones	641.663.105	0	0	0	0	641.663.105
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	631.507.999	0	0	0	0	631.507.999
401	01	18	00	Remuneraciones al personal contratado	10.155.106	0	0	0	0	10.155.106
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	10.155.106	0	0	0	0	10.155.106
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	898.654.968	0	0	0	0	898.654.968
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	898.654.968	0	0	0	0	898.654.968
401	03	00	00	Primas	1.120.830.014	0	0	0	0	1.120.830.014
401	03	02	00	Primas de transporte a empleados	433.901.433	0	0	0	0	433.901.433
401	03	03	00	Primas por hogar a empleados	278.936.753	0	0	0	0	278.936.753
401	03	04	00	Primas por hijos a empleados	88.906.322	0	0	0	0	88.906.322
401	03	08	00	Primas de profesionalización a empleados	77.210.259	0	0	0	0	77.210.259
401	03	09	00	Primas por antigüedad a empleados	88.913.228	0	0	0	0	88.913.228
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.728.531	0	0	0	0	52.728.531
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	8.119.003	0	0	0	0	8.119.003
401	03	31	00	Primas por riesgo al personal militar y de seguridad	82.560.319	0	0	0	0	82.560.319
401	03	96	00	Otras primas al personal contratado	176.008	0	0	0	0	176.008
401	03	97	00	Otras primas a empleados	9.378.158	0	0	0	0	9.378.158
401	04	00	00	Complementos de sueldos y salarios	289.790.750	0	0	0	0	289.790.750
401	04	08	00	Bono compensatorio de alimentación a empleados	281.880.000	0	0	0	0	281.880.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	870.750	0	0	0	0	870.750
401	04	96	00	Otros complementos a empleados	7.040.000	0	0	0	0	7.040.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	328.726.150	0	0	0	0	328.726.150
401	05	03	00	Bono vacacional a empleados	328.295.687	0	0	0	0	328.295.687
401	05	08	00	Bono vacacional al personal contratado	430.463	0	0	0	0	430.463
401	06	00	00	Aportes patronales y legales	257.573.474	0	0	0	0	257.573.474
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	145.012.729	0	0	0	0	145.012.729
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	59.093.223	0	0	0	0	59.093.223
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	52.210.928	0	0	0	0	52.210.928

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127891 260167000 GARANTIZAR EL ESCLARECIMIENTO DE LOS HECHOS PUNIBLES A TRAVÉS DE LA INVESTIGACIÓN PENAL Y CRIMINALÍSTICA.

OBJETIVO DEL PROYECTO: CONTINUAR CON LOS PLANES Y POLÍTICAS ESTRATÉGICAS RELACIONADAS CON EL ÁMBITO DE LA SEGURIDAD CIUDADANA Y LA INVESTIGACIÓN DEL DELITO, CON EL PROPÓSITO DE BRINDAR APOYO ESPECIALIZADO AL SISTEMA DE JUSTICIA Y ESCLARECER LOS HECHOS PUNIBLES.

UNIDAD DE MEDIDA: EXPEDIENTE

META: 239.945

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC)

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.136.423	0	0	0	0	1.136.423
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	61.312	0	0	0	0	61.312
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	58.859	0	0	0	0	58.859
401	07	00	00	Asistencia socio-económica	212.292.795	0	0	0	0	212.292.795
401	07	02	00	Becas a empleados	11.034.122	0	0	0	0	11.034.122
401	07	03	00	Ayudas por matrimonio a empleados	197.500	0	0	0	0	197.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.175.000	0	0	0	0	2.175.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	195.466.118	0	0	0	0	195.466.118
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.420.055	0	0	0	0	3.420.055
401	08	00	00	Prestaciones sociales e indemnizaciones	277.032.780	0	0	0	0	277.032.780
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	275.239.184	0	0	0	0	275.239.184
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.793.596	0	0	0	0	1.793.596
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	166.500	0	0	0	0	166.500
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	166.500	0	0	0	0	166.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.170.659**	**0**	**0**	**0**	**0**	**150.170.659**
402	01	00	00	Productos alimenticios y agropecuarios	224.125	0	0	0	0	224.125
402	01	01	00	Alimentos y bebidas para personas	224.125	0	0	0	0	224.125
402	02	00	00	Productos de minas, canteras y yacimientos	250.000	0	0	0	0	250.000
402	02	04	00	Mineral no ferroso	250.000	0	0	0	0	250.000
402	03	00	00	Textiles y vestuarios	1.151.250	0	0	0	0	1.151.250
402	03	02	00	Prendas de vestir	1.151.250	0	0	0	0	1.151.250
402	04	00	00	Productos de cuero y caucho	20.000.000	0	0	0	0	20.000.000
402	04	03	00	Cauchos y tripas para vehículos	20.000.000	0	0	0	0	20.000.000
402	05	00	00	Productos de papel, cartón e impresos	13.352.750	0	0	0	0	13.352.750
402	05	01	00	Pulpa de madera, papel y cartón	140.000	0	0	0	0	140.000
402	05	03	00	Productos de papel y cartón para oficina	11.902.750	0	0	0	0	11.902.750
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.310.000	0	0	0	0	1.310.000
402	06	00	00	Productos químicos y derivados	20.645.004	0	0	0	0	20.645.004
402	06	01	00	Sustancias químicas y de uso industrial	7.945.804	0	0	0	0	7.945.804

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127891 260167000 GARANTIZAR EL ESCLARECIMIENTO DE LOS HECHOS PUNIBLES A TRAVÉS DE LA INVESTIGACIÓN PENAL Y CRIMINALÍSTICA.

OBJETIVO DEL PROYECTO: CONTINUAR CON LOS PLANES Y POLÍTICAS ESTRATÉGICAS RELACIONADAS CON EL ÁMBITO DE LA SEGURIDAD CIUDADANA Y LA INVESTIGACIÓN DEL DELITO, CON EL PROPÓSITO DE BRINDAR APOYO ESPECIALIZADO AL SISTEMA DE JUSTICIA Y ESCLARECER LOS HECHOS PUNIBLES.

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 239.945

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	5.555.000	0	0	0	0	5.555.000
402	06	06	00	Combustibles y lubricantes	5.132.200	0	0	0	0	5.132.200
402	06	08	00	Productos plásticos	2.012.000	0	0	0	0	2.012.000
402	07	00	00	Productos minerales no metálicos	4.610.070	0	0	0	0	4.610.070
402	07	02	00	Vidrios y productos de vidrio	4.400.020	0	0	0	0	4.400.020
402	07	03	00	Productos de arcilla para construcción	180.000	0	0	0	0	180.000
402	07	04	00	Cemento, cal y yeso	13.050	0	0	0	0	13.050
402	07	99	00	Otros productos minerales no metálicos	17.000	0	0	0	0	17.000
402	08	00	00	Productos metálicos	28.499.500	0	0	0	0	28.499.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	524.300	0	0	0	0	524.300
402	08	05	00	Materiales de orden público, seguridad y defensa	20.000.000	0	0	0	0	20.000.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	7.975.200	0	0	0	0	7.975.200
402	10	00	00	Productos varios y útiles diversos	56.642.960	0	0	0	0	56.642.960
402	10	02	00	Materiales y útiles de limpieza y aseo	6.339.000	0	0	0	0	6.339.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.759.060	0	0	0	0	4.759.060
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.574.000	0	0	0	0	7.574.000
402	10	06	00	Condecoraciones, ofrendas y similares	3.500.000	0	0	0	0	3.500.000
402	10	07	00	Productos de seguridad en el trabajo	800.000	0	0	0	0	800.000
402	10	08	00	Materiales para equipos de computación	21.036.100	0	0	0	0	21.036.100
402	10	09	00	Especies timbradas y valores	35.000	0	0	0	0	35.000
402	10	11	00	Materiales eléctricos	8.685.000	0	0	0	0	8.685.000
402	10	12	00	Materiales para instalaciones sanitarias	3.314.800	0	0	0	0	3.314.800
402	10	13	00	Materiales fotográficos	600.000	0	0	0	0	600.000
402	99	00	00	Otros materiales y suministros	4.795.000	0	0	0	0	4.795.000
402	99	01	00	Otros materiales y suministros	4.795.000	0	0	0	0	4.795.000
403	**00**	**00**	**00**	**Servicios no personales**	**237.490.724**	0	**0**	**0**	**0**	**237.490.724**
403	01	00	00	Alquileres de inmuebles	1.335.000	0	0	0	0	1.335.000
403	01	01	00	Alquileres de edificios y locales	1.335.000	0	0	0	0	1.335.000
403	02	00	00	Alquileres de maquinaria y equipos	49.000	0	0	0	0	49.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	49.000	0	0	0	0	49.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127891 260167000 GARANTIZAR EL ESCLARECIMIENTO DE LOS HECHOS PUNIBLES A TRAVÉS DE LA INVESTIGACIÓN PENAL Y CRIMINALÍSTICA.

OBJETIVO DEL PROYECTO: CONTINUAR CON LOS PLANES Y POLÍTICAS ESTRATÉGICAS RELACIONADAS CON EL ÁMBITO DE LA SEGURIDAD CIUDADANA Y LA INVESTIGACIÓN DEL DELITO, CON EL PROPÓSITO DE BRINDAR APOYO ESPECIALIZADO AL SISTEMA DE JUSTICIA Y ESCLARECER LOS HECHOS PUNIBLES.

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 239.945

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	10.216.900	0	0	0	0	10.216.900
403	06	01	00	Fletes y embalajes	10.216.900	0	0	0	0	10.216.900
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.500	0	0	0	0	3.500
403	07	02	00	Imprenta y reproducción	3.500	0	0	0	0	3.500
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	10.019.274	0	0	0	0	10.019.274
403	08	01	00	Primas y gastos de seguros	9.669.274	0	0	0	0	9.669.274
403	08	02	00	Comisiones y gastos bancarios	350.000	0	0	0	0	350.000
403	09	00	00	Viáticos y pasajes	3.996.010	0	0	0	0	3.996.010
403	09	01	00	Viáticos y pasajes dentro del país	1.291.437	0	0	0	0	1.291.437
403	09	02	00	Viáticos y pasajes fuera del país	2.704.573	0	0	0	0	2.704.573
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	59.963.816	0	0	0	0	59.963.816
403	10	03	00	Servicios de procesamiento de datos	58.283.816	0	0	0	0	58.283.816
403	10	07	00	Servicios de capacitación y adiestramiento	1.680.000	0	0	0	0	1.680.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	33.014.581	0	0	0	0	33.014.581
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	619.115	0	0	0	0	619.115
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.620.000	0	0	0	0	10.620.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	2.275.000	0	0	0	0	2.275.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	13.374.466	0	0	0	0	13.374.466
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.524.000	0	0	0	0	5.524.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	602.000	0	0	0	0	602.000
403	12	00	00	Conservación y reparaciones menores de obras	24.920.000	0	0	0	0	24.920.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	24.920.000	0	0	0	0	24.920.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	15.000.000	0	0	0	0	15.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	15.000.000	0	0	0	0	15.000.000
403	18	00	00	Impuestos indirectos	59.511.943	0	0	0	0	59.511.943
403	18	01	00	Impuesto al valor agregado	59.462.943	0	0	0	0	59.462.943
403	18	99	00	Otros impuestos indirectos	49.000	0	0	0	0	49.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	16.443.000	0	0	0	0	16.443.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	16.443.000	0	0	0	0	16.443.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127891 260167000 GARANTIZAR EL ESCLARECIMIENTO DE LOS HECHOS PUNIBLES A TRAVÉS DE LA INVESTIGACIÓN PENAL Y CRIMINALÍSTICA.

OBJETIVO DEL PROYECTO: CONTINUAR CON LOS PLANES Y POLÍTICAS ESTRATÉGICAS RELACIONADAS CON EL ÁMBITO DE LA SEGURIDAD CIUDADANA Y LA INVESTIGACIÓN DEL DELITO, CON EL PROPÓSITO DE BRINDAR APOYO ESPECIALIZADO AL SISTEMA DE JUSTICIA Y ESCLARECER LOS HECHOS PUNIBLES.

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 239.945

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	00	00	Otros servicios no personales	3.017.700	0	0	0	0	3.017.700
403	99	01	00	Otros servicios no personales	3.017.700	0	0	0	0	3.017.700
404	**00**	**00**	**00**	**Activos reales**	**199.513.368**	**0**	**0**	**0**	**0**	**199.513.368**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	31.572.000	0	0	0	0	31.572.000
404	01	01	00	Repuestos mayores	31.572.000	0	0	0	0	31.572.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	672.000	0	0	0	0	672.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	30.900.000	0	0	0	0	30.900.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.316.110	0	0	0	0	4.316.110
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	1.520.110	0	0	0	0	1.520.110
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	455.000	0	0	0	0	455.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.865.000	0	0	0	0	1.865.000
404	03	06	00	Maquinaria y equipos de energía	476.000	0	0	0	0	476.000
404	04	00	00	Equipos de transporte, tracción y elevación	477.600	0	0	0	0	477.600
404	04	05	00	Vehículos de tracción no motorizados	477.600	0	0	0	0	477.600
404	05	00	00	Equipos de comunicaciones y de señalamiento	23.702.436	0	0	0	0	23.702.436
404	05	01	00	Equipos de telecomunicaciones	23.702.436	0	0	0	0	23.702.436
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	21.673.340	0	0	0	0	21.673.340
404	07	01	00	Equipos científicos y de laboratorio	16.658.560	0	0	0	0	16.658.560
404	07	02	00	Equipos de enseñanza, deporte y recreación	5.014.780	0	0	0	0	5.014.780
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	25.080.000	0	0	0	0	25.080.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	21.000.00	0	0	0	0	21.000.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	4.080.000	0	0	0	0	4.080.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	87.541.882	0	0	0	0	87.541.882
404	09	01	00	Mobiliario y equipos de oficina	28.763.732	0	0	0	0	28.763.732
404	09	02	00	Equipos de computación	29.791.150	0	0	0	0	29.791.150
404	09	03	00	Mobiliario y equipos de alojamiento	28.987.00	0	0	0	0	28.987.000
404	12	00	00	Activos intangibles	4.400.000	0	0	0	0	4.400.000
404	12	04	00	Paquetes y programas de computación	4.400.000	0	0	0	0	4.400.000
404	99	00	00	Otros activos reales	750.000	0	0	0	0	750.000
404	99	01	00	Otros activos reales	750.000	0	0	0	0	750.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127891 260167000 GARANTIZAR EL ESCLARECIMIENTO DE LOS HECHOS PUNIBLES A TRAVÉS DE LA INVESTIGACIÓN PENAL Y CRIMINALÍSTICA.

OBJETIVO DEL PROYECTO: CONTINUAR CON LOS PLANES Y POLÍTICAS ESTRATÉGICAS RELACIONADAS CON EL ÁMBITO DE LA SEGURIDAD CIUDADANA Y LA INVESTIGACIÓN DEL DELITO, CON EL PROPÓSITO DE BRINDAR APOYO ESPECIALIZADO AL SISTEMA DE JUSTICIA Y ESCLARECER LOS HECHOS PUNIBLES.

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 239.945

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**6.000.000**	**0**	**0**	**0**	**0**	**6.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	6.000.000	0	0	0	0	6.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	6.000.000	0	0	0	0	6.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.560.000**	**0**	**0**	**0**	**0**	**1.560.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.560.000	0	0	0	0	1.560.000
407	02	01	00	Transferencias corrientes al exterior	1.560.000	0	0	0	0	1.560.000
407	02	01	04	Transferencias corrientes a organismos internacionales	1.560.000	0	0	0	0	1.560.000
				Totales	**4.621.465.287**	**0**	**0**	**0**	**0**	**4.621.465.287**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127891 260167000 GARANTIZAR EL ESCLARECIMIENTO DE LOS HECHOS PUNIBLES A TRAVÉS DE LA INVESTIGACIÓN PENAL Y CRIMINALÍSTICA.

OBJETIVO DEL PROYECTO: CONTINUAR CON LOS PLANES Y POLÍTICAS ESTRATÉGICAS RELACIONADAS CON EL ÁMBITO DE LA SEGURIDAD CIUDADANA Y LA INVESTIGACIÓN DEL DELITO, CON EL PROPÓSITO DE BRINDAR APOYO ESPECIALIZADO AL SISTEMA DE JUSTICIA Y ESCLARECER LOS HECHOS PUNIBLES.

UNIDAD DE MEDIDA: EXPEDIENTE

META: 239.945

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC)

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.560.000**	**0**	**0**	**0**	**0**	**1.560.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.560.000	0	0	0	0	1.560.000
407	02	01	00	Transferencias corrientes al exterior	1.560.000	0	0	0	0	1.560.000
407	02	01	04	Transferencias corrientes a organismos internacionales	1.560.000	0	0	0	0	1.560.000
				- I0119 Organización Internacional de Policía (INTERPOL)	1.560.000	0	0	0	0	1.560.000
				Totales	**1.560.000**	**0**	**0**	**0**	**0**	**1.560.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127891 260167000 GARANTIZAR EL ESCLARECIMIENTO DE LOS HECHOS PUNIBLES A TRAVÉS DE LA INVESTIGACIÓN PENAL Y CRIMINALÍSTICA.

OBJETIVO DEL PROYECTO: CONTINUAR CON LOS PLANES Y POLÍTICAS ESTRATÉGICAS RELACIONADAS CON EL ÁMBITO DE LA SEGURIDAD CIUDADANA Y LA INVESTIGACIÓN DEL DELITO, CON EL PROPÓSITO DE BRINDAR APOYO ESPECIALIZADO AL SISTEMA DE JUSTICIA Y ESCLARECER LOS HECHOS PUNIBLES.

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 239.945

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 260167001 SUSTANCIAR Y REMITIR LOS EXPEDIENTES DE LA INVESTIGACIÓN PENAL Y CRIMINALÍSTICA AL MINISTERIO PÚBLICO

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 239.945

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.026.730.536**	**0**	**0**	**0**	**0**	**4.026.730.536**
401	01	00	00	Sueldos, salarios y otras retribuciones	641.663.105	0	0	0	0	641.663.105
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	631.507.999	0	0	0	0	631.507.999
401	01	18	00	Remuneraciones al personal contratado	10.155.106	0	0	0	0	10.155.106
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	10.155.106	0	0	0	0	10.155.106
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	898.654.968	0	0	0	0	898.654.968
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	898.654.968	0	0	0	0	898.654.968
401	03	00	00	Primas	1.120.830.014	0	0	0	0	1.120.830.014
401	03	02	00	Primas de transporte a empleados	433.901.433	0	0	0	0	433.901.433
401	03	03	00	Primas por hogar a empleados	278.936.753	0	0	0	0	278.936.753
401	03	04	00	Primas por hijos a empleados	88.906.322	0	0	0	0	88.906.322
401	03	08	00	Primas de profesionalización a empleados	77.210.259	0	0	0	0	77.210.259
401	03	09	00	Primas por antigüedad a empleados	88.913.228	0	0	0	0	88.913.228
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.728.531	0	0	0	0	52.728.531
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	8.119.003	0	0	0	0	8.119.003
401	03	31	00	Primas por riesgo al personal militar y de seguridad	82.560.319	0	0	0	0	82.560.319
401	03	96	00	Otras primas al personal contratado	176.008	0	0	0	0	176.008
401	03	97	00	Otras primas a empleados	9.378.158	0	0	0	0	9.378.158
401	04	00	00	Complementos de sueldos y salarios	289.790.750	0	0	0	0	289.790.750
401	04	08	00	Bono compensatorio de alimentación a empleados	281.880.000	0	0	0	0	281.880.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	870.750	0	0	0	0	870.750
401	04	96	00	Otros complementos a empleados	7.040.000	0	0	0	0	7.040.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	328.726.150	0	0	0	0	328.726.150
401	05	03	00	Bono vacacional a empleados	328.295.687	0	0	0	0	328.295.687
401	05	08	00	Bono vacacional al personal contratado	430.463	0	0	0	0	430.463

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127891 260167000 GARANTIZAR EL ESCLARECIMIENTO DE LOS HECHOS PUNIBLES A TRAVÉS DE LA INVESTIGACIÓN PENAL Y CRIMINALÍSTICA

OBJETIVO DEL PROYECTO: CONTINUAR CON LOS PLANES Y POLÍTICAS ESTRATÉGICAS RELACIONADAS CON EL ÁMBITO DE LA SEGURIDAD CIUDADANA Y LA INVESTIGACIÓN DEL DELITO, CON EL PROPÓSITO DE BRINDAR APOYO ESPECIALIZADO AL SISTEMA DE JUSTICIA Y ESCLARECER LOS HECHOS PUNIBLES.

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 239.945

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260167001 SUSTANCIAR Y REMITIR LOS EXPEDIENTES DE LA INVESTIGACIÓN PENAL Y CRIMINALÍSTICA AL MINISTERIO PÚBLICO

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 239.945

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	00	00	Aportes patronales y legales	257.573.474	0	0	0	0	257.573.474
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	145.012.729	0	0	0	0	145.012.729
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	59.093.223	0	0	0	0	59.093.223
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	52.210.928	0	0	0	0	52.210.928
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.136.423	0	0	0	0	1.136.423
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	61.312	0	0	0	0	61.312
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	58.859	0	0	0	0	58.859
401	07	00	00	Asistencia socio-económica	212.292.795	0	0	0	0	212.292.795
401	07	02	00	Becas a empleados	11.034.122	0	0	0	0	11.034.122
401	07	03	00	Ayudas por matrimonio a empleados	197.500	0	0	0	0	197.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.175.000	0	0	0	0	2.175.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	195.466.118	0	0	0	0	195.466.118
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.420.055	0	0	0	0	3.420.055
401	08	00	00	Prestaciones sociales e indemnizaciones	277.032.780	0	0	0	0	277.032.780
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	275.239.184	0	0	0	0	275.239.184
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.793.596	0	0	0	0	1.793.596
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	166.500	0	0	0	0	166.500
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	166.500	0	0	0	0	166.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**123.600.675**	**0**	**0**	**0**	**0**	**123.600.675**
402	01	00	00	Productos alimenticios y agropecuarios	224.125	0	0	0	0	224.125
402	01	01	00	Alimentos y bebidas para personas	224.125	0	0	0	0	224.125
402	02	00	00	Productos de minas, canteras y yacimientos	250.000	0	0	0	0	250.000
402	02	04	00	Mineral no ferroso	250.000	0	0	0	0	250.000
402	03	00	00	Textiles y vestuarios	776.250	0	0	0	0	776.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127891 260167000 GARANTIZAR EL ESCLARECIMIENTO DE LOS HECHOS PUNIBLES A TRAVÉS DE LA INVESTIGACIÓN PENAL Y CRIMINALÍSTICA.

OBJETIVO DEL PROYECTO: CONTINUAR CON LOS PLANES Y POLÍTICAS ESTRATÉGICAS RELACIONADAS CON EL ÁMBITO DE LA SEGURIDAD CIUDADANA Y LA INVESTIGACIÓN DEL DELITO, CON EL PROPÓSITO DE BRINDAR APOYO ESPECIALIZADO AL SISTEMA DE JUSTICIA Y ESCLARECER LOS HECHOS PUNIBLES.

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 239.945

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 260167001 SUSTANCIAR Y REMITIR LOS EXPEDIENTES DE LA INVESTIGACIÓN PENAL Y CRIMINALÍSTICA AL MINISTERIO PÚBLICO

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 239.945

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	02	00	Prendas de vestir	776.250	0	0	0	0	776.250
402	04	00	00	Productos de cuero y caucho	20.000.000	0	0	0	0	20.000.000
402	04	03	00	Cauchos y tripas para vehículos	20.000.000	0	0	0	0	20.000.000
402	05	00	00	Productos de papel, cartón e impresos	13.352.750	0	0	0	0	13.352.750
402	05	01	00	Pulpa de madera, papel y cartón	140.000	0	0	0	0	140.000
402	05	03	00	Productos de papel y cartón para oficina	11.902.750	0	0	0	0	11.902.750
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.310.000	0	0	0	0	1.310.000
402	06	00	00	Productos químicos y derivados	7.120.200	0	0	0	0	7.120.200
402	06	03	00	Tintas, pinturas y colorantes	4.215.000	0	0	0	0	4.215.000
402	06	06	00	Combustibles y lubricantes	2.585.200	0	0	0	0	2.585.200
402	06	08	00	Productos plásticos	320.000	0	0	0	0	320.000
402	07	00	00	Productos minerales no metálicos	210.050	0	0	0	0	210.050
402	07	03	00	Productos de arcilla para construcción	180.000	0	0	0	0	180.000
402	07	04	00	Cemento, cal y yeso	13.050	0	0	0	0	13.050
402	07	99	00	Otros productos minerales no metálicos	17.000	0	0	0	0	17.000
402	08	00	00	Productos metálicos	28.499.500	0	0	0	0	28.499.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	524.300	0	0	0	0	524.300
402	08	05	00	Materiales de orden público, seguridad y defensa	20.000.000	0	0	0	0	20.000.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	7.975.200	0	0	0	0	7.975.200
402	10	00	00	Productos varios y útiles diversos	48.372.800	0	0	0	0	48.372.800
402	10	02	00	Materiales y útiles de limpieza y aseo	6.339.000	0	0	0	0	6.339.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.574.000	0	0	0	0	7.574.000
402	10	06	00	Condecoraciones, ofrendas y similares	3.500.000	0	0	0	0	3.500.000
402	10	07	00	Productos de seguridad en el trabajo	800.000	0	0	0	0	800.000
402	10	08	00	Materiales para equipos de computación	18.125.000	0	0	0	0	18.125.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127891 260167000 GARANTIZAR EL ESCLARECIMIENTO DE LOS HECHOS PUNIBLES A TRAVÉS DE LA INVESTIGACIÓN PENAL Y CRIMINALÍSTICA.

OBJETIVO DEL PROYECTO: CONTINUAR CON LOS PLANES Y POLÍTICAS ESTRATÉGICAS RELACIONADAS CON EL ÁMBITO DE LA SEGURIDAD CIUDADANA Y LA INVESTIGACIÓN DEL DELITO, CON EL PROPÓSITO DE BRINDAR APOYO ESPECIALIZADO AL SISTEMA DE JUSTICIA Y ESCLARECER LOS HECHOS PUNIBLES.

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 239.945

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 260167001 SUSTANCIAR Y REMITIR LOS EXPEDIENTES DE LA INVESTIGACIÓN PENAL Y CRIMINALÍSTICA AL MINISTERIO PÚBLICO

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 239.945

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	09	00	Especies timbradas y valores	35.000	0	0	0	0	35.000
402	10	11	00	Materiales eléctricos	8.685.000	0	0	0	0	8.685.000
402	10	12	00	Materiales para instalaciones sanitarias	3.314.800	0	0	0	0	3.314.800
402	99	00	00	Otros materiales y suministros	4.795.000	0	0	0	0	4.795.000
402	99	01	00	Otros materiales y suministros	4.795.000	0	0	0	0	4.795.000
403	**00**	**00**	**00**	**Servicios no personales**	**209.145.318**	**0**	**0**	**0**	**0**	**209.145.318**
403	01	00	00	Alquileres de inmuebles	1.335.000	0	0	0	0	1.335.000
403	01	01	00	Alquileres de edificios y locales	1.335.000	0	0	0	0	1.335.000
403	02	00	00	Alquileres de maquinaria y equipos	49.000	0	0	0	0	49.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	49.000	0	0	0	0	49.000
403	06	00	00	Servicios de transporte y almacenaje	10.216.900	0	0	0	0	10.216.900
403	06	01	00	Fletes y embalajes	10.216.900	0	0	0	0	10.216.900
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.500	0	0	0	0	3.500
403	07	02	00	Imprenta y reproducción	3.500	0	0	0	0	3.500
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	10.019.274	0	0	0	0	10.019.274
403	08	01	00	Primas y gastos de seguros	9.669.274	0	0	0	0	9.669.274
403	08	02	00	Comisiones y gastos bancarios	350.000	0	0	0	0	350.000
403	09	00	00	Viáticos y pasajes	3.523.204	0	0	0	0	3.523.204
403	09	01	00	Viáticos y pasajes dentro del país	818.631	0	0	0	0	818.631
403	09	02	00	Viáticos y pasajes fuera del país	2.704.573	0	0	0	0	2.704.573
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	53.143.816	0	0	0	0	53.143.816
403	10	03	00	Servicios de procesamiento de datos	51.883.816	0	0	0	0	51.883.816
403	10	07	00	Servicios de capacitación y adiestramiento	1.260.000	0	0	0	0	1.260.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	18.310.115	0	0	0	0	18.310.115
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	619.115	0	0	0	0	619.115

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127891 260167000 GARANTIZAR EL ESCLARECIMIENTO DE LOS HECHOS PUNIBLES A TRAVÉS DE LA INVESTIGACIÓN PENAL Y CRIMINALÍSTICA.

OBJETIVO DEL PROYECTO: CONTINUAR CON LOS PLANES Y POLÍTICAS ESTRATÉGICAS RELACIONADAS CON EL ÁMBITO DE LA SEGURIDAD CIUDADANA Y LA INVESTIGACIÓN DEL DELITO, CON EL PROPÓSITO DE BRINDAR APOYO ESPECIALIZADO AL SISTEMA DE JUSTICIA Y ESCLARECER LOS HECHOS PUNIBLES.

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 239.945

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260167001 SUSTANCIAR Y REMITIR LOS EXPEDIENTES DE LA INVESTIGACIÓN PENAL Y CRIMINALÍSTICA AL MINISTERIO PÚBLICO

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 239.945

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.620.000	0	0	0	0	10.620.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	2.275.000	0	0	0	0	2.275.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	315.000	0	0	0	0	315.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.879.000	0	0	0	0	3.879.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	602.000	0	0	0	0	602.000
403	12	00	00	Conservación y reparaciones menores de obras	24.360.000	0	0	0	0	24.360.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	24.360.000	0	0	0	0	24.360.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	15.000.000	0	0	0	0	15.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	15.000.000	0	0	0	0	15.000.000
403	18	00	00	Impuestos indirectos	53.723.809	0	0	0	0	53.723.809
403	18	01	00	Impuesto al valor agregado	53.674.809	0	0	0	0	53.674.809
403	18	99	00	Otros impuestos indirectos	49.000	0	0	0	0	49.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	16.443.000	0	0	0	0	16.443.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	16.443.000	0	0	0	0	16.443.000
403	99	00	00	Otros servicios no personales	3.017.700	0	0	0	0	3.017.700
403	99	01	00	Otros servicios no personales	3.017.700	0	0	0	0	3.017.700
404	**00**	**00**	**00**	**Activos reales**	**199.513.368**	**0**	**0**	**0**	**0**	**199.513.368**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	31.572.000	0	0	0	0	31.572.000
404	01	01	00	Repuestos mayores	31.572.000	0	0	0	0	31.572.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	672.000	0	0	0	0	672.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	30.900.000	0	0	0	0	30.900.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.316.110	0	0	0	0	4.316.110
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	1.520.110	0	0	0	0	1.520.110
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	455.000	0	0	0	0	455.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127891 260167000 GARANTIZAR EL ESCLARECIMIENTO DE LOS HECHOS PUNIBLES A TRAVÉS DE LA INVESTIGACIÓN PENAL Y CRIMINALÍSTICA.

OBJETIVO DEL PROYECTO: CONTINUAR CON LOS PLANES Y POLÍTICAS ESTRATÉGICAS RELACIONADAS CON EL ÁMBITO DE LA SEGURIDAD CIUDADANA Y LA INVESTIGACIÓN DEL DELITO, CON EL PROPÓSITO DE BRINDAR APOYO ESPECIALIZADO AL SISTEMA DE JUSTICIA Y ESCLARECER LOS HECHOS PUNIBLES.

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 239.945

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260167001 SUSTANCIAR Y REMITIR LOS EXPEDIENTES DE LA INVESTIGACIÓN PENAL Y CRIMINALÍSTICA AL MINISTERIO PÚBLICO

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 239.945

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.865.000	0	0	0	0	1.865.000
404	03	06	00	Maquinaria y equipos de energía	476.000	0	0	0	0	476.000
404	04	00	00	Equipos de transporte, tracción y elevación	477.600	0	0	0	0	477.600
404	04	05	00	Vehículos de tracción no motorizados	477.600	0	0	0	0	477.600
404	05	00	00	Equipos de comunicaciones y de señalamiento	23.702.436	0	0	0	0	23.702.436
404	05	01	00	Equipos de telecomunicaciones	23.702.436	0	0	0	0	23.702.436
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	21.673.340	0	0	0	0	21.673.340
404	07	01	00	Equipos científicos y de laboratorio	16.658.560	0	0	0	0	16.658.560
404	07	02	00	Equipos de enseñanza, deporte y recreación	5.014.780	0	0	0	0	5.014.780
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	25.080.000	0	0	0	0	25.080.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	21.000.000	0	0	0	0	21.000.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	4.080.000	0	0	0	0	4.080.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	87.541.882	0	0	0	0	87.541.882
404	09	01	00	Mobiliario y equipos de oficina	28.763.732	0	0	0	0	28.763.732
404	09	02	00	Equipos de computación	29.791.150	0	0	0	0	29.791.150
404	09	03	00	Mobiliario y equipos de alojamiento	28.987.000	0	0	0	0	28.987.000
404	12	00	00	Activos intangibles	4.400.000	0	0	0	0	4.400.000
404	12	04	00	Paquetes y programas de computación	4.400.000	0	0	0	0	4.400.000
404	99	00	00	Otros activos reales	750.000	0	0	0	0	750.000
404	99	01	00	Otros activos reales	750.000	0	0	0	0	750.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**6.000.000**	**0**	**0**	**0**	0	**6.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	6.000.000	0	0	0	0	6.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	6.000.000	0	0	0	0	6.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.560.000**	**0**	**0**	**0**	**0**	**1.560.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.560.000	0	0	0	0	1.560.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127891 260167000 GARANTIZAR EL ESCLARECIMIENTO DE LOS HECHOS PUNIBLES A TRAVÉS DE LA INVESTIGACIÓN PENAL Y CRIMINALÍSTICA.

OBJETIVO DEL PROYECTO: CONTINUAR CON LOS PLANES Y POLÍTICAS ESTRATÉGICAS RELACIONADAS CON EL ÁMBITO DE LA SEGURIDAD CIUDADANA Y LA INVESTIGACIÓN DEL DELITO, CON EL PROPÓSITO DE BRINDAR APOYO ESPECIALIZADO AL SISTEMA DE JUSTICIA Y ESCLARECER LOS HECHOS PUNIBLES.

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 239.945

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 260167001 SUSTANCIAR Y REMITIR LOS EXPEDIENTES DE LA INVESTIGACIÓN PENAL Y CRIMINALÍSTICA AL MINISTERIO PÚBLICO

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 239.945

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	02	01	00	Transferencias corrientes al exterior	1.560.000	0	0	0	0	1.560.000
407	02	01	04	Transferencias corrientes a organismos internacionales	1.560.000	0	0	0	0	1.560.000
				Totales	**4.566.549.897**	**0**	**0**	**0**	**0**	**4.566.549.897**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127891 260167000 GARANTIZAR EL ESCLARECIMIENTO DE LOS HECHOS PUNIBLES A TRAVÉS DE LA INVESTIGACIÓN PENAL Y CRIMINALÍSTICA.

OBJETIVO DEL PROYECTO: CONTINUAR CON LOS PLANES Y POLÍTICAS ESTRATÉGICAS RELACIONADAS CON EL ÁMBITO DE LA SEGURIDAD CIUDADANA Y LA INVESTIGACIÓN DEL DELITO, CON EL PROPÓSITO DE BRINDAR APOYO ESPECIALIZADO AL SISTEMA DE JUSTICIA Y ESCLARECER LOS HECHOS PUNIBLES.

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 239.945

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 260167002 PROCESAMIENTO DE EXPERTICIAS DE LA INVESTIGACIÓN CRIMINAL A NIVEL NACIONAL.

UNIDAD DE MEDIDA: EXPERTICIA **META:** 310.636

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**26.569.984**	**0**	**0**	**0**	**0**	**26.569.984**
402	03	00	00	Textiles y vestuarios	375.000	0	0	0	0	375.000
402	03	02	00	Prendas de vestir	375.000	0	0	0	0	375.000
402	06	00	00	Productos químicos y derivados	13.524.804	0	0	0	0	13.524.804
402	06	01	00	Sustancias químicas y de uso industrial	7.945.804	0	0	0	0	7.945.804
402	06	03	00	Tintas, pinturas y colorantes	1.340.000	0	0	0	0	1.340.000
402	06	06	00	Combustibles y lubricantes	2.547.000	0	0	0	0	2.547.000
402	06	08	00	Productos plásticos	1.692.000	0	0	0	0	1.692.000
402	07	00	00	Productos minerales no metálicos	4.400.020	0	0	0	0	4.400.020
402	07	02	00	Vidrios y productos de vidrio	4.400.020	0	0	0	0	4.400.020
402	10	00	00	Productos varios y útiles diversos	8.270.160	0	0	0	0	8.270.160
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.759.060	0	0	0	0	4.759.060
402	10	08	00	Materiales para equipos de computación	2.911.100	0	0	0	0	2.911.100
402	10	13	00	Materiales fotográficos	600.000	0	0	0	0	600.000
403	**00**	**00**	**00**	**Servicios no personales**	**28.345.406**	**0**	**0**	**0**	**0**	**28.345.406**
403	09	00	00	Viáticos y pasajes	472.806	0	0	0	0	472.806
403	09	01	00	Viáticos y pasajes dentro del país	472.806	0	0	0	0	472.806
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	6.820.000	0	0	0	0	6.820.000
403	10	03	00	Servicios de procesamiento de datos	6.400.000	0	0	0	0	6.400.000
403	10	07	00	Servicios de capacitación y adiestramiento	420.000	0	0	0	0	420.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	14.704.466	0	0	0	0	14.704.466
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	13.059.466	0	0	0	0	13.059.466
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.645.000	0	0	0	0	1.645.000
403	12	00	00	Conservación y reparaciones menores de obras	560.000	0	0	0	0	560.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	560.000	0	0	0	0	560.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127891 260167000 GARANTIZAR EL ESCLARECIMIENTO DE LOS HECHOS PUNIBLES A TRAVÉS DE LA INVESTIGACIÓN PENAL Y CRIMINALÍSTICA.

OBJETIVO DEL PROYECTO: CONTINUAR CON LOS PLANES Y POLÍTICAS ESTRATÉGICAS RELACIONADAS CON EL ÁMBITO DE LA SEGURIDAD CIUDADANA Y LA INVESTIGACIÓN DEL DELITO, CON EL PROPÓSITO DE BRINDAR APOYO ESPECIALIZADO AL SISTEMA DE JUSTICIA Y ESCLARECER LOS HECHOS PUNIBLES.

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 239.945

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260167002 PROCESAMIENTO DE EXPERTICIAS DE LA INVESTIGACIÓN CRIMINAL A NIVEL NACIONAL.

UNIDAD DE MEDIDA: EXPERTICIA **META:** 310.636

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTIFÍCAS, PENALES Y CRIMINALÍSTICAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	5.788.134	0	0	0	0	5.788.134
403	18	01	00	Impuesto al valor agregado	5.788.134	0	0	0	0	5.788.134
				Totales	**54.915.390**	**0**	**0**	**0**	**0**	**54.915.390**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127998 260168000 AFIANZAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: CONSOLIDAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN EL DISTRITO CAPITAL Y EN LOS 15 ESTADOS: (ANZOÁTEGUI, APURE, ARAGUA, BARINAS, BOLÍVAR, CARABOBO, FALCÓN, LARA, MIRANDA, MONAGAS, NUEVA ESPARTA, PORTUGUESA, TÁCHIRA, TRUJILLO Y ZULIA), DONDE SE ENCUENTRA DESPLEGADO Y EN LOS ESTADOS A DESPLEGAR COMO LO SON GUÁRICO, MÉRIDA Y SUCRE. CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN.

UNIDAD DE MEDIDA: OPERATIVO **META:** 18

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**6.180.366.968**	**0**	**0**	**0**	**0**	**6.180.366.968**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.448.157.740	0	0	0	0	1.448.157.740
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.433.211.864	0	0	0	0	1.433.211.864
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	571.470	0	0	0	0	571.470
401	01	18	00	Remuneraciones al personal contratado	14.374.406	0	0	0	0	14.374.406
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	11.756.406	0	0	0	0	11.756.406
401	01	18	02	Remuneraciones por honorarios profesionales	2.618.000	0	0	0	0	2.618.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	65.469.023	0	0	0	0	65.469.023
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	65.469.023	0	0	0	0	65.469.023
401	03	00	00	Primas	2.293.438.681	0	0	0	0	2.293.438.681
401	03	02	00	Primas de transporte a empleados	992.142.395	0	0	0	0	992.142.395
401	03	03	00	Primas por hogar a empleados	637.807.324	0	0	0	0	637.807.324
401	03	04	00	Primas por hijos a empleados	45.833.760	0	0	0	0	45.833.760
401	03	08	00	Primas de profesionalización a empleados	34.583.928	0	0	0	0	34.583.928
401	03	09	00	Primas por antigüedad a empleados	386.967.204	0	0	0	0	386.967.204
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	6.267.268	0	0	0	0	6.267.268
401	03	17	00	Primas de transporte a obreros	400.028	0	0	0	0	400.028
401	03	18	00	Primas por hogar a obreros	257.162	0	0	0	0	257.162
401	03	19	00	Primas por hijos de obreros	18.480	0	0	0	0	18.480
401	03	21	00	Primas por antigüedad a obreros	102.865	0	0	0	0	102.865
401	03	31	00	Primas por riesgo al personal militar y de seguridad	140.497.648	0	0	0	0	140.497.648
401	03	37	00	Primas de transporte al personal contratado	14.401.011	0	0	0	0	14.401.011
401	03	38	00	Primas por hogar al personal contratado	9.257.815	0	0	0	0	9.257.815
401	03	39	00	Primas por hijos al personal contratado	665.280	0	0	0	0	665.280
401	03	40	00	Primas de profesionalización al personal contratado	1.519.711	0	0	0	0	1.519.711
401	03	41	00	Primas por antigüedad al personal contratado	5.554.902	0	0	0	0	5.554.902
401	03	96	00	Otras primas al personal contratado	1.890.000	0	0	0	0	1.890.000
401	03	97	00	Otras primas a empleados	15.271.900	0	0	0	0	15.271.900
401	04	00	00	Complementos de sueldos y salarios	736.628.625	0	0	0	0	736.628.625

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127998 260168000 AFIANZAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: CONSOLIDAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN EL DISTRITO CAPITAL Y EN LOS 15 ESTADOS: (ANZOÁTEGUI, APURE, ARAGUA, BARINAS, BOLÍVAR, CARABOBO, FALCÓN, LARA, MIRANDA, MONAGAS, NUEVA ESPARTA, PORTUGUESA, TÁCHIRA, TRUJILLO Y ZULIA), DONDE SE ENCUENTRA DESPLEGADO Y EN LOS ESTADOS A DESPLEGAR COMO LO SON GUÁRICO, MÉRIDA Y SUCRE. CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN.

UNIDAD DE MEDIDA: OPERATIVO **META:** 18

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	06	00	Complemento a empleados por comisión de servicios	3.276.000	0	0	0	0	3.276.000
401	04	08	00	Bono compensatorio de alimentación a empleados	644.537.250	0	0	0	0	644.537.250
401	04	18	00	Bono compensatorio de alimentación a obreros	259.875	0	0	0	0	259.875
401	04	26	00	Bono compensatorio de alimentación al personal contratado	9.355.500	0	0	0	0	9.355.500
401	04	96	00	Otros complementos a empleados	72.000.000	0	0	0	0	72.000.000
401	04	98	00	Otros complementos al personal contratado	7.200.000	0	0	0	0	7.200.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	456.049.717	0	0	0	0	456.049.717
401	05	03	00	Bono vacacional a empleados	450.894.702	0	0	0	0	450.894.702
401	05	06	00	Bono vacacional a obreros	150.001	0	0	0	0	150.001
401	05	08	00	Bono vacacional al personal contratado	5.005.014	0	0	0	0	5.005.014
401	06	00	00	Aportes patronales y legales	647.921.537	0	0	0	0	647.921.537
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	346.385.755	0	0	0	0	346.385.755
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	121.741.570	0	0	0	0	121.741.570
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	81.161.047	0	0	0	0	81.161.047
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	90.178.941	0	0	0	0	90.178.941
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	148.500	0	0	0	0	148.500
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	40.500	0	0	0	0	40.500
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	27.000	0	0	0	0	27.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	30.001	0	0	0	0	30.001
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.954.964	0	0	0	0	4.954.964
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.001.003	0	0	0	0	1.001.003
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	900.902	0	0	0	0	900.902
401	06	95	00	Otros aportes legales por personal contratado	1.351.354	0	0	0	0	1.351.354
401	07	00	00	Asistencia socio-económica	195.051.081	0	0	0	0	195.051.081
401	07	02	00	Becas a empleados	30.932.100	0	0	0	0	30.932.100
401	07	03	00	Ayudas por matrimonio a empleados	70.000	0	0	0	0	70.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	130.000	0	0	0	0	130.000
401	07	05	00	Ayudas por defunción a empleados	480.000	0	0	0	0	480.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127998 260168000 AFIANZAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: CONSOLIDAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN EL DISTRITO CAPITAL Y EN LOS 15 ESTADOS: (ANZOÁTEGUI, APURE, ARAGUA, BARINAS, BOLÍVAR, CARABOBO, FALCÓN, LARA, MIRANDA, MONAGAS, NUEVA ESPARTA, PORTUGUESA, TÁCHIRA, TRUJILLO Y ZULIA), DONDE SE ENCUENTRA DESPLEGADO Y EN LOS ESTADOS A DESPLEGAR COMO LO SON GUÁRICO, MÉRIDA Y SUCRE. CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN.

UNIDAD DE MEDIDA: OPERATIVO **META:** 18

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	4.800.000	0	0	0	0	4.800.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	143.321.188	0	0	0	0	143.321.188
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	6.287.643	0	0	0	0	6.287.643
401	07	18	00	Becas a obreros	20.700	0	0	0	0	20.700
401	07	19	00	Ayudas por matrimonio de obreros	2.000	0	0	0	0	2.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.000	0	0	0	0	2.000
401	07	21	00	Ayudas por defunción a obreros	3.000	0	0	0	0	3.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	88.000	0	0	0	0	88.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	57.147	0	0	0	0	57.147
401	07	75	00	Becas al personal contratado	685.800	0	0	0	0	685.800
401	07	76	00	Ayudas por matrimonio al personal contratado	10.000	0	0	0	0	10.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	10.000	0	0	0	0	10.000
401	07	78	00	Ayudas por defunción al personal contratado	10.000	0	0	0	0	10.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	1.200.000	0	0	0	0	1.200.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	1.175.641	0	0	0	0	1.175.641
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	5.129.862	0	0	0	0	5.129.862
401	07	96	00	Otras subvenciones a empleados	624.000	0	0	0	0	624.000
401	07	97	00	Otras subvenciones a obreros	6.000	0	0	0	0	6.000
401	07	99	00	Otras subvenciones al personal contratado	6.000	0	0	0	0	6.000
401	08	00	00	Prestaciones sociales e indemnizaciones	337.650.564	0	0	0	0	337.650.564
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	324.763.028	0	0	0	0	324.763.028
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	375.001	0	0	0	0	375.001
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	12.512.535	0	0	0	0	12.512.535
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**724.113.671**	**0**	**0**	**0**	**0**	**724.113.671**
402	01	00	00	Productos alimenticios y agropecuarios	1.043.000	0	0	0	0	1.043.000
402	01	01	00	Alimentos y bebidas para personas	1.043.000	0	0	0	0	1.043.000
402	03	00	00	Textiles y vestuarios	122.557.200	0	0	0	0	122.557.200
402	03	02	00	Prendas de vestir	89.947.200	0	0	0	0	89.947.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127998 260168000 AFIANZAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: CONSOLIDAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN EL DISTRITO CAPITAL Y EN LOS 15 ESTADOS: (ANZOÁTEGUI, APURE, ARAGUA, BARINAS, BOLÍVAR, CARABOBO, FALCÓN, LARA, MIRANDA, MONAGAS, NUEVA ESPARTA, PORTUGUESA, TÁCHIRA, TRUJILLO Y ZULIA), DONDE SE ENCUENTRA DESPLEGADO Y EN LOS ESTADOS A DESPLEGAR COMO LO SON GUÁRICO, MÉRIDA Y SUCRE. CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN.

UNIDAD DE MEDIDA: OPERATIVO **META:** 18

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	03	00	Calzados	32.610.000	0	0	0	0	32.610.000
402	04	00	00	Productos de cuero y caucho	22.100.000	0	0	0	0	22.100.000
402	04	03	00	Cauchos y tripas para vehículos	22.100.000	0	0	0	0	22.100.000
402	05	00	00	Productos de papel, cartón e impresos	37.580.000	0	0	0	0	37.580.000
402	05	01	00	Pulpa de madera, papel y cartón	2.191.000	0	0	0	0	2.191.000
402	05	03	00	Productos de papel y cartón para oficina	35.389.000	0	0	0	0	35.389.000
402	06	00	00	Productos químicos y derivados	41.041.590	0	0	0	0	41.041.590
402	06	03	00	Tintas, pinturas y colorantes	26.917.590	0	0	0	0	26.917.590
402	06	06	00	Combustibles y lubricantes	7.879.500	0	0	0	0	7.879.500
402	06	08	00	Productos plásticos	6.244.500	0	0	0	0	6.244.500
402	07	00	00	Productos minerales no metálicos	2.015.170	0	0	0	0	2.015.170
402	07	04	00	Cemento, cal y yeso	2.015.170	0	0	0	0	2.015.170
402	08	00	00	Productos metálicos	427.355.015	0	0	0	0	427.355.015
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	6.924.160	0	0	0	0	6.924.160
402	08	05	00	Materiales de orden público, seguridad y defensa	48.290.300	0	0	0	0	48.290.300
402	08	07	00	Material de señalamiento	425.000	0	0	0	0	425.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	371.703.555	0	0	0	0	371.703.555
402	08	99	00	Otros productos metálicos	12.000	0	0	0	0	12.000
402	09	00	00	Productos de madera	75.000	0	0	0	0	75.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	75.000	0	0	0	0	75.000
402	10	00	00	Productos varios y útiles diversos	70.294.196	0	0	0	0	70.294.196
402	10	01	00	Artículos de deporte, recreación y juguetes	28.050	0	0	0	0	28.050
402	10	02	00	Materiales y útiles de limpieza y aseo	860.300	0	0	0	0	860.300
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	58.272	0	0	0	0	58.272
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	798.450	0	0	0	0	798.450
402	10	06	00	Condecoraciones, ofrendas y similares	99.000	0	0	0	0	99.000
402	10	08	00	Materiales para equipos de computación	62.390.740	0	0	0	0	62.390.740
402	10	11	00	Materiales eléctricos	3.839.284	0	0	0	0	3.839.284
402	10	12	00	Materiales para instalaciones sanitarias	2.220.100	0	0	0	0	2.220.100

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127998 260168000 AFIANZAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: CONSOLIDAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN EL DISTRITO CAPITAL Y EN LOS 15 ESTADOS: (ANZOÁTEGUI, APURE, ARAGUA, BARINAS, BOLÍVAR, CARABOBO, FALCÓN, LARA, MIRANDA, MONAGAS, NUEVA ESPARTA, PORTUGUESA, TÁCHIRA, TRUJILLO Y ZULIA), DONDE SE ENCUENTRA DESPLEGADO Y EN LOS ESTADOS A DESPLEGAR COMO LO SON GUÁRICO, MÉRIDA Y SUCRE. CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN.

UNIDAD DE MEDIDA: OPERATIVO **META:** 18

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	99	00	00	Otros materiales y suministros	52.500	0	0	0	0	52.500
402	99	01	00	Otros materiales y suministros	52.500	0	0	0	0	52.500
403	**00**	**00**	**00**	**Servicios no personales**	**260.180.288**	**0**	**0**	**0**	**0**	**260.180.288**
403	04	00	00	Servicios básicos	1.746.832	0	0	0	0	1.746.832
403	04	01	00	Electricidad	650.000	0	0	0	0	650.000
403	04	03	00	Agua	650.000	0	0	0	0	650.000
403	04	04	00	Teléfonos	65.000	0	0	0	0	65.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	65.000	0	0	0	0	65.000
403	04	05	00	Servicio de comunicaciones	261.832	0	0	0	0	261.832
403	04	07	00	Servicio de condominio	120.000	0	0	0	0	120.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	950.000	0	0	0	0	950.000
403	07	04	00	Avisos	950.000	0	0	0	0	950.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	103.696.767	0	0	0	0	103.696.767
403	08	01	00	Primas y gastos de seguros	103.696.767	0	0	0	0	103.696.767
403	09	00	00	Viáticos y pasajes	7.671.030	0	0	0	0	7.671.030
403	09	01	00	Viáticos y pasajes dentro del país	7.671.030	0	0	0	0	7.671.030
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	800.000	0	0	0	0	800.000
403	10	99	00	Otros servicios profesionales y técnicos	800.000	0	0	0	0	800.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	62.471.636	0	0	0	0	62.471.636
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	52.452.221	0	0	0	0	52.452.221
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	7.835.779	0	0	0	0	7.835.779
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.183.636	0	0	0	0	2.183.636
403	15	00	00	Servicios fiscales	35.000	0	0	0	0	35.000
403	15	02	00	Tasas y otros derechos obligatorios	35.000	0	0	0	0	35.000
403	18	00	00	Impuestos indirectos	55.388.011	0	0	0	0	55.388.011
403	18	01	00	Impuesto al valor agregado	55.388.011	0	0	0	0	55.388.011
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	13.083.052	0	0	0	0	13.083.052
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	13.083.052	0	0	0	0	13.083.052

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127998 260168000 AFIANZAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: CONSOLIDAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN EL DISTRITO CAPITAL Y EN LOS 15 ESTADOS: (ANZOÁTEGUI, APURE, ARAGUA, BARINAS, BOLÍVAR, CARABOBO, FALCÓN, LARA, MIRANDA, MONAGAS, NUEVA ESPARTA, PORTUGUESA, TÁCHIRA TRUJILLO Y ZULIA), DONDE SE ENCUENTRA DESPLEGADO Y EN LOS ESTADOS A DESPLEGAR COMO LO SON GUÁRICO, MÉRIDA Y SUCRE. CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN.

UNIDAD DE MEDIDA: OPERATIVO **META:** 18

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	00	00	Otros servicios no personales	14.337.960	0	0	0	0	14.337.960
403	99	01	00	Otros servicios no personales	14.337.960	0	0	0	0	14.337.960
404	**00**	**00**	**00**	**Activos reales**	**34.275.000**	**0**	**0**	**0**	0	**34.275.000**
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	26.625.000	0	0	0	0	26.625.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	26.625.000	0	0	0	0	26.625.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.650.000	0	0	0	0	7.650.000
404	09	01	00	Mobiliario y equipos de oficina	1.000.000	0	0	0	0	1.000.000
404	09	02	00	Equipos de computación	3.150.000	0	0	0	0	3.150.000
404	09	03	00	Mobiliario y equipos de alojamiento	3.500.000	0	0	0	0	3.500.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**20.000.000**	**0**	**0**	**0**	**0**	**20.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	20.000.000	0	0	0	0	20.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	20.000.000	0	0	0	0	20.000.000
				Totales	**7.218.935.927**	**0**	**0**	**0**	**0**	**7.218.935.927**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127998 260168000 AFIANZAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: CONSOLIDAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN EL DISTRITO CAPITAL Y EN LOS 15 ESTADOS: (ANZOÁTEGUI, APURE, ARAGUA, BARINAS, BOLÍVAR, CARABOBO, FALCÓN, LARA, MIRANDA, MONAGAS, NUEVA ESPARTA, PORTUGUESA, TÁCHIRA, TRUJILLO Y ZULIA), DONDE SE ENCUENTRA DESPLEGADO Y EN LOS ESTADOS A DESPLEGAR COMO LO SON GUÁRICO, MÉRIDA Y SUCRE. CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN.

UNIDAD DE MEDIDA: OPERATIVO **META:** 18

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127998 260168000 AFIANZAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: CONSOLIDAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN EL DISTRITO CAPITAL Y EN LOS 15 ESTADOS: (ANZOÁTEGUI, APURE, ARAGUA, BARINAS, BOLÍVAR, CARABOBO, FALCÓN, LARA, MIRANDA, MONAGAS, NUEVA ESPARTA, PORTUGUESA, TÁCHIRA, TRUJILLO Y ZULIA), DONDE SE ENCUENTRA DESPLEGADO Y EN LOS ESTADOS A DESPLEGAR COMO LO SON GUÁRICO, MÉRIDA Y SUCRE. CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN.

UNIDAD DE MEDIDA: OPERATIVO **META:** 18

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 260168001 CONSOLIDAR EL DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: FUNCIONARIO **META:** 27.745

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**6.180.366.968**	**0**	**0**	**0**	**0**	**6.180.366.968**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.448.157.740	0	0	0	0	1.448.157.740
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.433.211.864	0	0	0	0	1.433.211.864
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	571.470	0	0	0	0	571.470
401	01	18	00	Remuneraciones al personal contratado	14.374.406	0	0	0	0	14.374.406
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	11.756.406	0	0	0	0	11.756.406
401	01	18	02	Remuneraciones por honorarios profesionales	2.618.000	0	0	0	0	2.618.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	65.469.023	0	0	0	0	65.469.023
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	65.469.023	0	0	0	0	65.469.023
401	03	00	00	Primas	2.293.438.681	0	0	0	0	2.293.438.681
401	03	02	00	Primas de transporte a empleados	992.142.395	0	0	0	0	992.142.395
401	03	03	00	Primas por hogar a empleados	637.807.324	0	0	0	0	637.807.324
401	03	04	00	Primas por hijos a empleados	45.833.760	0	0	0	0	45.833.760
401	03	08	00	Primas de profesionalización a empleados	34.583.928	0	0	0	0	34.583.928
401	03	09	00	Primas por antigüedad a empleados	386.967.204	0	0	0	0	386.967.204
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	6.267.268	0	0	0	0	6.267.268
401	03	17	00	Primas de transporte a obreros	400.028	0	0	0	0	400.028
401	03	18	00	Primas por hogar a obreros	257.162	0	0	0	0	257.162
401	03	19	00	Primas por hijos de obreros	18.480	0	0	0	0	18.480
401	03	21	00	Primas por antigüedad a obreros	102.865	0	0	0	0	102.865
401	03	31	00	Primas por riesgo al personal militar y de seguridad	140.497.648	0	0	0	0	140.497.648
401	03	37	00	Primas de transporte al personal contratado	14.401.011	0	0	0	0	14.401.011
401	03	38	00	Primas por hogar al personal contratado	9.257.815	0	0	0	0	9.257.815
401	03	39	00	Primas por hijos al personal contratado	665.280	0	0	0	0	665.280

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127998 260168000 AFIANZAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: CONSOLIDAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN EL DISTRITO CAPITAL Y EN LOS 15 ESTADOS: (ANZOÁTEGUI, APURE, ARAGUA, BARINAS, BOLÍVAR, CARABOBO, FALCÓN, LARA, MIRANDA, MONAGAS, NUEVA ESPARTA, PORTUGUESA, TÁCHIRA, TRUJILLO Y ZULIA), DONDE SE ENCUENTRA DESPLEGADO Y EN LOS ESTADOS A DESPLEGAR COMO LO SON GUÁRICO, MÉRIDA Y SUCRE. CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN.

UNIDAD DE MEDIDA: OPERATIVO **META:** 18

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260168001 CONSOLIDAR EL DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: FUNCIONARIO **META:** 27.745

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	40	00	Primas de profesionalización al personal contratado	1.519.711	0	0	0	0	1.519.711
401	03	41	00	Primas por antigüedad al personal contratado	5.554.902	0	0	0	0	5.554.902
401	03	96	00	Otras primas al personal contratado	1.890.000	0	0	0	0	1.890.000
401	03	97	00	Otras primas a empleados	15.271.900	0	0	0	0	15.271.900
401	04	00	00	Complementos de sueldos y salarios	736.628.625	0	0	0	0	736.628.625
401	04	06	00	Complemento a empleados por comisión de servicios	3.276.000	0	0	0	0	3.276.000
401	04	08	00	Bono compensatorio de alimentación a empleados	644.537.250	0	0	0	0	644.537.250
401	04	18	00	Bono compensatorio de alimentación a obreros	259.875	0	0	0	0	259.875
401	04	26	00	Bono compensatorio de alimentación al personal contratado	9.355.500	0	0	0	0	9.355.500
401	04	96	00	Otros complementos a empleados	72.000.000	0	0	0	0	72.000.000
401	04	98	00	Otros complementos al personal contratado	7.200.000	0	0	0	0	7.200.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	456.049.717	0	0	0	0	456.049.717
401	05	03	00	Bono vacacional a empleados	450.894.702	0	0	0	0	450.894.702
401	05	06	00	Bono vacacional a obreros	150.001	0	0	0	0	150.001
401	05	08	00	Bono vacacional al personal contratado	5.005.014	0	0	0	0	5.005.014
401	06	00	00	Aportes patronales y legales	647.921.537	0	0	0	0	647.921.537
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	346.385.755	0	0	0	0	346.385.755
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	121.741.570	0	0	0	0	121.741.570
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	81.161.047	0	0	0	0	81.161.047
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	90.178.941	0	0	0	0	90.178.941
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	148.500	0	0	0	0	148.500
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	40.500	0	0	0	0	40.500
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	27.000	0	0	0	0	27.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	30.001	0	0	0	0	30.001

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127998 260168000 AFIANZAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: CONSOLIDAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN EL DISTRITO CAPITAL Y EN LOS 15 ESTADOS: (ANZOÁTEGUI, APURE, ARAGUA, BARINAS, BOLÍVAR, CARABOBO, FALCÓN, LARA, MIRANDA, MONAGAS, NUEVA ESPARTA, PORTUGUESA, TÁCHIRA, TRUJILLO Y ZULIA), DONDE SE ENCUENTRA DESPLEGADO Y EN LOS ESTADOS A DESPLEGAR COMO LO SON GUÁRICO, MÉRIDA Y SUCRE. CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN.

UNIDAD DE MEDIDA: OPERATIVO **META:** 18

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 260168001 CONSOLIDAR EL DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: FUNCIONARIO **META:** 27.745

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.954.964	0	0	0	0	4.954.964
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.001.003	0	0	0	0	1.001.003
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	900.902	0	0	0	0	900.902
401	06	95	00	Otros aportes legales por personal contratado	1.351.354	0	0	0	0	1.351.354
401	07	00	00	Asistencia socio-económica	195.051.081	0	0	0	0	195.051.081
401	07	02	00	Becas a empleados	30.932.100	0	0	0	0	30.932.100
401	07	03	00	Ayudas por matrimonio a empleados	70.000	0	0	0	0	70.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	130.000	0	0	0	0	130.000
401	07	05	00	Ayudas por defunción a empleados	480.000	0	0	0	0	480.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	4.800.000	0	0	0	0	4.800.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	143.321.188	0	0	0	0	143.321.188
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	6.287.643	0	0	0	0	6.287.643
401	07	18	00	Becas a obreros	20.700	0	0	0	0	20.700
401	07	19	00	Ayudas por matrimonio de obreros	2.000	0	0	0	0	2.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.000	0	0	0	0	2.000
401	07	21	00	Ayudas por defunción a obreros	3.000	0	0	0	0	3.000
401	07	22	00	Ayudas para medicinas, gastos médicos odontológicos y de hospitalización a obreros	88.000	0	0	0	0	88.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	57.147	0	0	0	0	57.147
401	07	75	00	Becas al personal contratado	685.800	0	0	0	0	685.800
401	07	76	00	Ayudas por matrimonio al personal contratado	10.000	0	0	0	0	10.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	10.000	0	0	0	0	10.000
401	07	78	00	Ayudas por defunción al personal contratado	10.000	0	0	0	0	10.000
401	07	79	00	Ayudas para medicinas, gastos médicos odontológicos y de hospitalización al personal contratado	1.200.000	0	0	0	0	1.200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127998 260168000 AFIANZAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: CONSOLIDAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN EL DISTRITO CAPITAL Y EN LOS 15 ESTADOS: (ANZOÁTEGUI, APURE, ARAGUA, BARINAS, BOLÍVAR, CARABOBO, FALCÓN, LARA, MIRANDA, MONAGAS, NUEVA ESPARTA, PORTUGUESA, TÁCHIRA, TRUJILLO Y ZULIA), DONDE SE ENCUENTRA DESPLEGADO Y EN LOS ESTADOS A DESPLEGAR COMO LO SON GUÁRICO, MÉRIDA Y SUCRE. CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN.

UNIDAD DE MEDIDA: OPERATIVO **META:** 18

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260168001 CONSOLIDAR EL DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA.

UNIDAD DE MEDIDA: FUNCIONARIO **META:** 27.745

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	1.175.641	0	0	0	0	1.175.641
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	5.129.862	0	0	0	0	5.129.862
401	07	96	00	Otras subvenciones a empleados	624.000	0	0	0	0	624.000
401	07	97	00	Otras subvenciones a obreros	6.000	0	0	0	0	6.000
401	07	99	00	Otras subvenciones al personal contratado	6.000	0	0	0	0	6.000
401	08	00	00	Prestaciones sociales e indemnizaciones	337.650.564	0	0	0	0	337.650.564
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	324.763.028	0	0	0	0	324.763.028
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	375.001	0	0	0	0	375.001
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	12.512.535	0	0	0	0	12.512.535
403	**00**	**00**	**00**	**Servicios no personales**	**13.292.492**	0	0	**0**	**0**	**13.292.492**
403	18	00	00	Impuestos indirectos	209.440	0	0	0	0	209.440
403	18	01	00	Impuesto al valor agregado	209.440	0	0	0	0	209.440
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	13.083.052	0	0	0	0	13.083.052
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	13.083.052	0	0	0	0	13.083.052
				Totales	**6.193.659.460**	0	0	0	0	**6.193.659.460**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127998 260168000 AFIANZAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: CONSOLIDAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN EL DISTRITO CAPITAL Y EN LOS 15 ESTADOS: (ANZOÁTEGUI, APURE, ARAGUA, BARINAS, BOLÍVAR, CARABOBO, FALCÓN, LARA, MIRANDA, MONAGAS, NUEVA ESPARTA, PORTUGUESA, TÁCHIRA, TRUJILLO Y ZULIA), DONDE SE ENCUENTRA DESPLEGADO Y EN LOS ESTADOS A DESPLEGAR COMO LO SON GUÁRICO, MÉRIDA Y SUCRE. CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN.

UNIDAD DE MEDIDA: OPERATIVO **META:** 18

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260168002 ABORDAJE PARA LA PREVENCIÓN DE LA VIOLENCIA Y LA INCIDENCIA MEDIANTE OPERATIVOS POLICIALES.

UNIDAD DE MEDIDA: OPERATIVO **META:** 18

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**724.113.671**	**0**	**0**	**0**	**0**	**724.113.671**
402	01	00	00	Productos alimenticios y agropecuarios	1.043.000	0	0	0	0	1.043.000
402	01	01	00	Alimentos y bebidas para personas	1.043.000	0	0	0	0	1.043.000
402	03	00	00	Textiles y vestuarios	122.557.200	0	0	0	0	122.557.200
402	03	02	00	Prendas de vestir	89.947.200	0	0	0	0	89.947.200
402	03	03	00	Calzados	32.610.000	0	0	0	0	32.610.000
402	04	00	00	Productos de cuero y caucho	22.100.000	0	0	0	0	22.100.000
402	04	03	00	Cauchos y tripas para vehículos	22.100.000	0	0	0	0	22.100.000
402	05	00	00	Productos de papel, cartón e impresos	37.580.000	0	0	0	0	37.580.000
402	05	01	00	Pulpa de madera, papel y cartón	2.191.000	0	0	0	0	2.191.000
402	05	03	00	Productos de papel y cartón para oficina	35.389.000	0	0	0	0	35.389.000
402	06	00	00	Productos químicos y derivados	41.041.590	0	0	0	0	41.041.590
402	06	03	00	Tintas, pinturas y colorantes	26.917.590	0	0	0	0	26.917.590
402	06	06	00	Combustibles y lubricantes	7.879.500	0	0	0	0	7.879.500
402	06	08	00	Productos plásticos	6.244.500	0	0	0	0	6.244.500
402	07	00	00	Productos minerales no metálicos	2.015.170	0	0	0	0	2.015.170
402	07	04	00	Cemento, cal y yeso	2.015.170	0	0	0	0	2.015.170
402	08	00	00	Productos metálicos	427.355.015	0	0	0	0	427.355.015
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	6.924.160	0	0	0	0	6.924.160
402	08	05	00	Materiales de orden público, seguridad y defensa	48.290.300	0	0	0	0	48.290.300
402	08	07	00	Material de señalamiento	425.000	0	0	0	0	425.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	371.703.555	0	0	0	0	371.703.555
402	08	99	00	Otros productos metálicos	12.000	0	0	0	0	12.000
402	09	00	00	Productos de madera	75.000	0	0	0	0	75.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127998 260168000 AFIANZAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: CONSOLIDAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN EL DISTRITO CAPITAL Y EN LOS 15 ESTADOS: (ANZOÁTEGUI, APURE, ARAGUA, BARINAS, BOLÍVAR, CARABOBO, FALCÓN, LARA, MIRANDA, MONAGAS, NUEVA ESPARTA, PORTUGUESA, TÁCHIRA, TRUJILLO Y ZULIA), DONDE SE ENCUENTRA DESPLEGADO Y EN LOS ESTADOS A DESPLEGAR COMO LO SON GUÁRICO, MÉRIDA Y SUCRE. CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN.

UNIDAD DE MEDIDA: OPERATIVO **META:** 18

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260168002 ABORDAJE PARA LA PREVENCIÓN DE LA VIOLENCIA Y LA INCIDENCIA MEDIANTE OPERATIVOS POLICIALES.

UNIDAD DE MEDIDA: OPERATIVO **META:** 18

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	09	02	00	Muebles y accesorios de madera para edificaciones	75.000	0	0	0	0	75.000
402	10	00	00	Productos varios y útiles diversos	70.294.196	0	0	0	0	70.294.196
402	10	01	00	Artículos de deporte, recreación y juguetes	28.050	0	0	0	0	28.050
402	10	02	00	Materiales y útiles de limpieza y aseo	860.300	0	0	0	0	860.300
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	58.272	0	0	0	0	58.272
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	798.450	0	0	0	0	798.450
402	10	06	00	Condecoraciones, ofrendas y similares	99.000	0	0	0	0	99.000
402	10	08	00	Materiales para equipos de computación	62.390.740	0	0	0	0	62.390.740
402	10	11	00	Materiales eléctricos	3.839.284	0	0	0	0	3.839.284
402	10	12	00	Materiales para instalaciones sanitarias	2.220.100	0	0	0	0	2.220.100
402	99	00	00	Otros materiales y suministros	52.500	0	0	0	0	52.500
402	99	01	00	Otros materiales y suministros	52.500	0	0	0	0	52.500
403	**00**	**00**	**00**	**Servicios no personales**	**246.887.796**	**0**	**0**	**0**	**0**	**246.887.796**
403	04	00	00	Servicios básicos	1.746.832	0	0	0	0	1.746.832
403	04	01	00	Electricidad	650.000	0	0	0	0	650.000
403	04	03	00	Agua	650.000	0	0	0	0	650.000
403	04	04	00	Teléfonos	65.000	0	0	0	0	65.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	65.000	0	0	0	0	65.000
403	04	05	00	Servicio de comunicaciones	261.832	0	0	0	0	261.832
403	04	07	00	Servicio de condominio	120.000	0	0	0	0	120.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	950.000	0	0	0	0	950.000
403	07	04	00	Avisos	950.000	0	0	0	0	950.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	103.696.767	0	0	0	0	103.696.767
403	08	01	00	Primas y gastos de seguros	103.696.767	0	0	0	0	103.696.767

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127998 260168000 AFIANZAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: CONSOLIDAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN EL DISTRITO CAPITAL Y EN LOS 15 ESTADOS: (ANZOÁTEGUI, APURE, ARAGUA, BARINAS, BOLÍVAR, CARABOBO, FALCÓN, LARA, MIRANDA, MONAGAS, NUEVA ESPARTA, PORTUGUESA, TÁCHIRA, TRUJILLO Y ZULIA), DONDE SE ENCUENTRA DESPLEGADO Y EN LOS ESTADOS A DESPLEGAR COMO LO SON GUÁRICO, MÉRIDA Y SUCRE. CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN.

UNIDAD DE MEDIDA: OPERATIVO **META:** 18

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 260168002 ABORDAJE PARA LA PREVENCIÓN DE LA VIOLENCIA Y LA INCIDENCIA MEDIANTE OPERATIVOS POLICIALES.

UNIDAD DE MEDIDA: OPERATIVO **META:** 18

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	00	00	Viáticos y pasajes	7.671.030	0	0	0	0	7.671.030
403	09	01	00	Viáticos y pasajes dentro del país	7.671.030	0	0	0	0	7.671.030
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	800.000	0	0	0	0	800.000
403	10	99	00	Otros servicios profesionales y técnicos	800.000	0	0	0	0	800.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	62.471.636	0	0	0	0	62.471.636
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	52.452.221	0	0	0	0	52.452.221
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	7.835.779	0	0	0	0	7.835.779
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.183.636	0	0	0	0	2.183.636
403	15	00	00	Servicios fiscales	35.000	0	0	0	0	35.000
403	15	02	00	Tasas y otros derechos obligatorios	35.000	0	0	0	0	35.000
403	18	00	00	Impuestos indirectos	55.178.571	0	0	0	0	55.178.571
403	18	01	00	Impuesto al valor agregado	55.178.571	0	0	0	0	55.178.571
403	99	00	00	Otros servicios no personales	14.337.960	0	0	0	0	14.337.960
403	99	01	00	Otros servicios no personales	14.337.960	0	0	0	0	14.337.960
404	**00**	**00**	**00**	**Activos reales**	**34.275.000**	**0**	**0**	**0**	**0**	**34.275.000**
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	26.625.000	0	0	0	0	26.625.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	26.625.000	0	0	0	0	26.625.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.650.000	0	0	0	0	7.650.000
404	09	01	00	Mobiliario y equipos de oficina	1.000.000	0	0	0	0	1.000.000
404	09	02	00	Equipos de computación	3.150.000	0	0	0	0	3.150.000
404	09	03	00	Mobiliario y equipos de alojamiento	3.500.000	0	0	0	0	3.500.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**20.000.000**	**0**	**0**	**0**	**0**	**20.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	20.000.000	0	0	0	0	20.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	20.000.000	0	0	0	0	20.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127998 260168000 AFIANZAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: CONSOLIDAR AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA EN EL DISTRITO CAPITAL Y EN LOS 15 ESTADOS: (ANZOÁTEGUI, APURE, ARAGUA, BARINAS, BOLÍVAR, CARABOBO, FALCÓN, LARA, MIRANDA, MONAGAS, NUEVA ESPARTA, PORTUGUESA, TÁCHIRA, TRUJILLO Y ZULIA), DONDE SE ENCUENTRA DESPLEGADO Y EN LOS ESTADOS A DESPLEGAR COMO LO SON GUÁRICO, MÉRIDA Y SUCRE. CON EL PROPÓSITO DE GARANTIZAR LA SEGURIDAD, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES CONSAGRADAS EN LA CONSTITUCIÓN.

UNIDAD DE MEDIDA: OPERATIVO **META:** 18

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260168002 ABORDAJE PARA LA PREVENCIÓN DE LA VIOLENCIA Y LA INCIDENCIA MEDIANTE OPERATIVOS POLICIALES.

UNIDAD DE MEDIDA: OPERATIVO **META:** 18

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	**1.025.276.467**	0	0	0	0	**1.025.276.467**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127932 260169000 SUPERVISIÓN FISCALIZACIÓN, ASISTENCIA TÉCNICA Y REESTRUCTURACIÓN DE LAS INSTANCIAS DE CONTROL INTERNO, DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADALES Y MUNICIPALES.

OBJETIVO DEL PROYECTO: CONTINUAR CON EL DESARROLLO DE LA SUPERVISIÓN, FISCALIZACIÓN Y REESTRUCTURACIÓN, LA OPERATIVIDAD DE LAS INSTANCIAS DE CONTROL DE LOS CUERPOS DE POLICÍA, EN TODOS SUS ÁMBITOS POLÍTICO-TERRITORIALES, A TRAVÉS DE LA ADECUACIÓN EN LOS CUERPOS DE POLICÍA, PARA ALCANZAR DE MANERA PAULATINA Y CONTROLADA LA CORRECTA ACTUACIÓN POLICIAL.

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 1.264

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**90.870.626**	**0**	**0**	**0**	**0**	**90.870.626**
401	01	00	00	Sueldos, salarios y otras retribuciones	32.428.124	0	0	0	0	32.428.124
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	7.414.772	0	0	0	0	7.414.772
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.432.079	0	0	0	0	2.432.079
401	01	18	00	Remuneraciones al personal contratado	22.392.873	0	0	0	0	22.392.873
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	2.792.873	0	0	0	0	2.792.873
401	01	18	02	Remuneraciones por honorarios profesionales	19.600.000	0	0	0	0	19.600.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	188.400	0	0	0	0	188.400
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.882.438	0	0	0	0	4.882.438
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.335.956	0	0	0	0	3.335.956
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.546.482	0	0	0	0	1.546.482
401	03	00	00	Primas	21.326.297	0	0	0	0	21.326.297
401	03	02	00	Primas de transporte a empleados	3.927.552	0	0	0	0	3.927.552
401	03	03	00	Primas por hogar a empleados	2.524.863	0	0	0	0	2.524.863
401	03	04	00	Primas por hijos a empleados	174.000	0	0	0	0	174.000
401	03	08	00	Primas de profesionalización a empleados	740.210	0	0	0	0	740.210
401	03	09	00	Primas por antigüedad a empleados	2.891.759	0	0	0	0	2.891.759
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	6.715.842	0	0	0	0	6.715.842
401	03	17	00	Primas de transporte a obreros	1.610.508	0	0	0	0	1.610.508
401	03	18	00	Primas por hogar a obreros	1.035.326	0	0	0	0	1.035.326
401	03	19	00	Primas por hijos de obreros	76.000	0	0	0	0	76.000
401	03	21	00	Primas por antigüedad a obreros	899.869	0	0	0	0	899.869
401	03	22	00	Primas de profesionalización a obreros	28.368	0	0	0	0	28.368
401	03	95	00	Otras primas al personal de alto nivel y de dirección	702.000	0	0	0	0	702.000
401	04	00	00	Complementos de sueldos y salarios	8.069.661	0	0	0	0	8.069.661
401	04	08	00	Bono compensatorio de alimentación a empleados	5.133.661	0	0	0	0	5.133.661
401	04	18	00	Bono compensatorio de alimentación a obreros	1.255.500	0	0	0	0	1.255.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.620.000	0	0	0	0	1.620.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127932 260169000 SUPERVISIÓN, FISCALIZACIÓN, ASISTENCIA TÉCNICA Y REESTRUCTURACIÓN DE LAS INSTANCIAS DE CONTROL INTERNO, DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADALES Y MUNICIPALES.

OBJETIVO DEL PROYECTO: CONTINUAR CON EL DESARROLLO DE LA SUPERVISIÓN, FISCALIZACIÓN Y REESTRUCTURACIÓN, LA OPERATIVIDAD DE LAS INSTANCIAS DE CONTROL DE LOS CUERPOS DE POLICÍA, EN TODOS SUS ÁMBITOS POLÍTICO-TERRITORIALES, A TRAVÉS DE LA ADECUACIÓN EN LOS CUERPOS DE POLICÍA, PARA ALCANZAR DE MANERA PAULATINA Y CONTROLADA LA CORRECTA ACTUACIÓN POLICIAL.

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 1.264

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	40.500	0	0	0	0	40.500
401	04	97	00	Otros complementos a obreros	20.000	0	0	0	0	20.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.159.758	0	0	0	0	4.159.758
401	05	03	00	Bono vacacional a empleados	3.080.550	0	0	0	0	3.080.550
401	05	06	00	Bono vacacional a obreros	849.848	0	0	0	0	849.848
401	05	08	00	Bono vacacional al personal contratado	155.160	0	0	0	0	155.160
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	74.200	0	0	0	0	74.200
401	06	00	00	Aportes patronales y legales	7.113.432	0	0	0	0	7.113.432
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.049.744	0	0	0	0	3.049.744
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	831.750	0	0	0	0	831.750
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	554.500	0	0	0	0	554.500
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	616.110	0	0	0	0	616.110
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	841.350	0	0	0	0	841.350
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	229.459	0	0	0	0	229.459
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	152.973	0	0	0	0	152.973
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	169.969	0	0	0	0	169.969
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	307.217	0	0	0	0	307.217
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	58.961	0	0	0	0	58.961
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	55.857	0	0	0	0	55.857
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	97.944	0	0	0	0	97.944
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	26.712	0	0	0	0	26.712
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	19.292	0	0	0	0	19.292
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	17.808	0	0	0	0	17.808
401	06	95	00	Otros aportes legales por personal contratado	83.786	0	0	0	0	83.786
401	07	00	00	Asistencia socio-económica	5.439.598	0	0	0	0	5.439.598
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.158.743	0	0	0	0	4.158.743
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.147.295	0	0	0	0	1.147.295

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127932 260169000 SUPERVISIÓN, FISCALIZACIÓN, ASISTENCIA TÉCNICA Y REESTRUCTURACIÓN DE LAS INSTANCIAS DE CONTROL INTERNO, DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADALES Y MUNICIPALES.

OBJETIVO DEL PROYECTO: CONTINUAR CON EL DESARROLLO DE LA SUPERVISIÓN, FISCALIZACIÓN Y REESTRUCTURACIÓN, LA OPERATIVIDAD DE LAS INSTANCIAS DE CONTROL DE LOS CUERPOS DE POLICÍA, EN TODOS SUS ÁMBITOS POLÍTICO-TERRITORIALES, A TRAVÉS DE LA ADECUACIÓN EN LOS CUERPOS DE POLICÍA, PARA ALCANZAR DE MANERA PAULATINA Y CONTROLADA LA CORRECTA ACTUACIÓN POLICIAL.

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 1.264

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	133.560	0	0	0	0	133.560
401	08	00	00	Prestaciones sociales e indemnizaciones	7.451.318	0	0	0	0	7.451.318
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.302.416	0	0	0	0	5.302.416
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.416.413	0	0	0	0	1.416.413
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	491.339	0	0	0	0	491.339
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	241.150	0	0	0	0	241.150
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**36.344.146**	**0**	**0**	**0**	**0**	**36.344.146**
402	01	00	00	Productos alimenticios y agropecuarios	14.000.000	0	0	0	0	14.000.000
402	01	01	00	Alimentos y bebidas para personas	14.000.000	0	0	0	0	14.000.000
402	03	00	00	Textiles y vestuarios	7.000.000	0	0	0	0	7.000.000
402	03	02	00	Prendas de vestir	7.000.000	0	0	0	0	7.000.000
402	04	00	00	Productos de cuero y caucho	993.800	0	0	0	0	993.800
402	04	03	00	Cauchos y tripas para vehículos	993.800	0	0	0	0	993.800
402	05	00	00	Productos de papel, cartón e impresos	3.548.703	0	0	0	0	3.548.703
402	05	01	00	Pulpa de madera, papel y cartón	275.800	0	0	0	0	275.800
402	05	02	00	Envases y cajas de papel y cartón	137.900	0	0	0	0	137.900
402	05	03	00	Productos de papel y cartón para oficina	2.997.103	0	0	0	0	2.997.103
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	137.900	0	0	0	0	137.900
402	06	00	00	Productos químicos y derivados	1.707.801	0	0	0	0	1.707.801
402	06	03	00	Tintas, pinturas y colorantes	310.531	0	0	0	0	310.531
402	06	04	00	Productos farmacéuticos y medicamentos	155.254	0	0	0	0	155.254
402	06	05	00	Productos de tocador	155.252	0	0	0	0	155.252
402	06	06	00	Combustibles y lubricantes	465.756	0	0	0	0	465.756
402	06	08	00	Productos plásticos	621.008	0	0	0	0	621.008
402	08	00	00	Productos metálicos	1.921.000	0	0	0	0	1.921.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	52.500	0	0	0	0	52.500
402	08	04	00	Productos metálicos estructurales	54.000	0	0	0	0	54.000
402	08	07	00	Material de señalamiento	37.500	0	0	0	0	37.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.777.000	0	0	0	0	1.777.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127932 260169000 SUPERVISIÓN, FISCALIZACIÓN, ASISTENCIA TÉCNICA Y REESTRUCTURACIÓN DE LAS INSTANCIAS DE CONTROL INTERNO, DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADALES Y MUNICIPALES.

OBJETIVO DEL PROYECTO: CONTINUAR CON EL DESARROLLO DE LA SUPERVISIÓN, FISCALIZACIÓN Y REESTRUCTURACIÓN, LA OPERATIVIDAD DE LAS INSTANCIAS DE CONTROL DE LOS CUERPOS DE POLICÍA, EN TODOS SUS ÁMBITOS POLÍTICO-TERRITORIALES, A TRAVÉS DE LA ADECUACIÓN EN LOS CUERPOS DE POLICÍA, PARA ALCANZAR DE MANERA PAULATINA Y CONTROLADA LA CORRECTA ACTUACIÓN POLICIAL.

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 1.264

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	00	00	Productos varios y útiles diversos	5.858.842	0	0	0	0	5.858.842
402	10	02	00	Materiales y útiles de limpieza y aseo	411.787	0	0	0	0	411.787
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.600.000	0	0	0	0	3.600.000
402	10	07	00	Productos de seguridad en el trabajo	123.528	0	0	0	0	123.528
402	10	08	00	Materiales para equipos de computación	1.600.000	0	0	0	0	1.600.000
402	10	12	00	Materiales para instalaciones sanitarias	123.527	0	0	0	0	123.527
402	99	00	00	Otros materiales y suministros	1.314.000	0	0	0	0	1.314.000
402	99	01	00	Otros materiales y suministros	1.314.000	0	0	0	0	1.314.000
403	**00**	**00**	**00**	**Servicios no personales**	**33.343.941**	**0**	**0**	**0**	**0**	**33.343.941**
403	04	00	00	Servicios básicos	600.000	0	0	0	0	600.000
403	04	07	00	Servicio de condominio	600.000	0	0	0	0	600.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.694.400	0	0	0	0	2.694.400
403	07	02	00	Imprenta y reproducción	2.694.400	0	0	0	0	2.694.400
403	09	00	00	Viáticos y pasajes	14.000.000	0	0	0	0	14.000.000
403	09	01	00	Viáticos y pasajes dentro del país	14.000.000	0	0	0	0	14.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.686.819	0	0	0	0	1.686.819
403	10	07	00	Servicios de capacitación y adiestramiento	1.686.819	0	0	0	0	1.686.819
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.975.228	0	0	0	0	1.975.228
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.975.228	0	0	0	0	1.975.228
403	18	00	00	Impuestos indirectos	3.337.122	0	0	0	0	3.337.122
403	18	01	00	Impuesto al valor agregado	3.337.122	0	0	0	0	3.337.122
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	50.372	0	0	0	0	50.372
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	50.372	0	0	0	0	50.372
403	99	00	00	Otros servicios no personales	9.000.000	0	0	0	0	9.000.000
403	99	01	00	Otros servicios no personales	9.000.000	0	0	0	0	9.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**762.000**	0	0	**0**	**0**	**762.000**
407	01	00	00	Transferencias y donaciones corrientes internas	762.000	0	0	0	0	762.000
407	01	02	00	Donaciones corrientes internas al sector privado	762.000	0	0	0	0	762.000
407	01	02	01	Donaciones corrientes a personas	762.000	0	0	0	0	762.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127932 260169000 SUPERVISIÓN, FISCALIZACIÓN, ASISTENCIA TÉCNICA Y REESTRUCTURACIÓN DE LAS INSTANCIAS DE CONTROL INTERNO, DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADALES Y MUNICIPALES.

OBJETIVO DEL PROYECTO: CONTINUAR CON EL DESARROLLO DE LA SUPERVISIÓN, FISCALIZACIÓN Y REESTRUCTURACIÓN, LA OPERATIVIDAD DE LAS INSTANCIAS DE CONTROL DE LOS CUERPOS DE POLICÍA, EN TODOS SUS ÁMBITOS POLÍTICO-TERRITORIALES, A TRAVÉS DE LA ADECUACIÓN EN LOS CUERPOS DE POLICÍA, PARA ALCANZAR DE MANERA PAULATINA Y CONTROLADA LA CORRECTA ACTUACIÓN POLICIAL.

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 1.264

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	**161.320.713**	**0**	**0**	**0**	**0**	**161.320.713**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127932 260169000 SUPERVISIÓN, FISCALIZACIÓN, ASISTENCIA TÉCNICA Y REESTRUCTURACIÓN DE LAS INSTANCIAS DE CONTROL INTERNO, DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADALES Y MUNICIPALES.

OBJETIVO DEL PROYECTO: CONTINUAR CON EL DESARROLLO DE LA SUPERVISIÓN, FISCALIZACIÓN Y REESTRUCTURACIÓN, LA OPERATIVIDAD DE LAS INSTANCIAS DE CONTROL DE LOS CUERPOS DE POLICÍA, EN TODOS SUS ÁMBITOS POLÍTICO-TERRITORIALES, A TRAVÉS DE LA ADECUACIÓN EN LOS CUERPOS DE POLICÍA, PARA ALCANZAR DE MANERA PAULATINA Y CONTROLADA LA CORRECTA ACTUACIÓN POLICIAL.

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 1.264

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127932 260169000 SUPERVISIÓN, FISCALIZACIÓN, ASISTENCIA TÉCNICA Y REESTRUCTURACIÓN DE LAS INSTANCIAS DE CONTROL INTERNO, DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADALES Y MUNICIPALES.

OBJETIVO DEL PROYECTO: CONTINUAR CON EL DESARROLLO DE LA SUPERVISIÓN, FISCALIZACIÓN Y REESTRUCTURACIÓN, LA OPERATIVIDAD DE LAS INSTANCIAS DE CONTROL DE LOS CUERPOS DE POLICÍA, EN TODOS SUS ÁMBITOS POLÍTICO-TERRITORIALES, A TRAVÉS DE LA ADECUACIÓN EN LOS CUERPOS DE POLICÍA, PARA ALCANZAR DE MANERA PAULATINA Y CONTROLADA LA CORRECTA ACTUACIÓN POLICIAL.

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 1.264

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260169001 SUPERVISIÓN Y FISCALIZACIÓN DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADAL Y MUNICIPAL

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 627

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL SERVICIO DE POLICÍA Y OFICINAS TÉCNICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**40.976.230**	**0**	**0**	**0**	**0**	**40.976.230**
401	01	00	00	Sueldos, salarios y otras retribuciones	14.303.265	0	0	0	0	14.303.265
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.576.336	0	0	0	0	3.576.336
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	804.977	0	0	0	0	804.977
401	01	18	00	Remuneraciones al personal contratado	9.921.952	0	0	0	0	9.921.952
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	121.952	0	0	0	0	121.952
401	01	18	02	Remuneraciones por honorarios profesionales	9.800.000	0	0	0	0	9.800.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.553.659	0	0	0	0	3.553.659
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.669.269	0	0	0	0	2.669.269
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	884.390	0	0	0	0	884.390
401	03	00	00	Primas	9.244.015	0	0	0	0	9.244.015
401	03	02	00	Primas de transporte a empleados	1.963.777	0	0	0	0	1.963.777
401	03	03	00	Primas por hogar a empleados	1.262.431	0	0	0	0	1.262.431
401	03	04	00	Primas por hijos a empleados	104.400	0	0	0	0	104.400
401	03	08	00	Primas de profesionalización a empleados	397.098	0	0	0	0	397.098
401	03	09	00	Primas por antigüedad a empleados	1.394.770	0	0	0	0	1.394.770
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.913.834	0	0	0	0	2.913.834
401	03	17	00	Primas de transporte a obreros	519.519	0	0	0	0	519.519
401	03	18	00	Primas por hogar a obreros	333.976	0	0	0	0	333.976
401	03	19	00	Primas por hijos de obreros	28.000	0	0	0	0	28.000
401	03	21	00	Primas por antigüedad a obreros	297.842	0	0	0	0	297.842
401	03	22	00	Primas de profesionalización a obreros	28.368	0	0	0	0	28.368
401	04	00	00	Complementos de sueldos y salarios	3.027.661	0	0	0	0	3.027.661
401	04	08	00	Bono compensatorio de alimentación a empleados	2.582.161	0	0	0	0	2.582.161

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127932 260169000 SUPERVISIÓN, FISCALIZACIÓN, ASISTENCIA TÉCNICA Y REESTRUCTURACIÓN DE LAS INSTANCIAS DE CONTROL INTERNO, DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADALES Y MUNICIPALES.

OBJETIVO DEL PROYECTO: CONTINUAR CON EL DESARROLLO DE LA SUPERVISIÓN, FISCALIZACIÓN Y REESTRUCTURACIÓN, LA OPERATIVIDAD DE LAS INSTANCIAS DE CONTROL DE LOS CUERPOS DE POLICÍA, EN TODOS SUS ÁMBITOS POLÍTICO-TERRITORIALES, A TRAVÉS DE LA ADECUACIÓN EN LOS CUERPOS DE POLICÍA, PARA ALCANZAR DE MANERA PAULATINA Y CONTROLADA LA CORRECTA ACTUACIÓN POLICIAL.

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 1.264

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260169001 SUPERVISIÓN Y FISCALIZACIÓN DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADAL Y MUNICIPAL

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 627

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL SERVICIO DE POLICÍA Y OFICINAS TÉCNICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	405.000	0	0	0	0	405.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	40.500	0	0	0	0	40.500
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.915.551	0	0	0	0	1.915.551
401	05	03	00	Bono vacacional a empleados	1.586.879	0	0	0	0	1.586.879
401	05	06	00	Bono vacacional a obreros	321.897	0	0	0	0	321.897
401	05	08	00	Bono vacacional al personal contratado	6.775	0	0	0	0	6.775
401	06	00	00	Aportes patronales y legales	3.152.482	0	0	0	0	3.152.482
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.571.010	0	0	0	0	1.571.010
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	428.458	0	0	0	0	428.458
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	285.639	0	0	0	0	285.639
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	317.376	0	0	0	0	317.376
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	318.678	0	0	0	0	318.678
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	86.912	0	0	0	0	86.912
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	57.942	0	0	0	0	57.942
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	64.379	0	0	0	0	64.379
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	13.415	0	0	0	0	13.415
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.575	0	0	0	0	2.575
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	2.439	0	0	0	0	2.439
401	06	95	00	Otros aportes legales por personal contratado	3.659	0	0	0	0	3.659
401	07	00	00	Asistencia socio-económica	2.576.848	0	0	0	0	2.576.848
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.142.287	0	0	0	0	2.142.287
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	434.561	0	0	0	0	434.561
401	08	00	00	Prestaciones sociales e indemnizaciones	3.202.749	0	0	0	0	3.202.749

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127932 260169000 SUPERVISION, FISCALIZACIÓN, ASISTENCIA TÉCNICA Y REESTRUCTURACIÓN DE LAS INSTANCIAS DE CONTROL INTERNO, DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADALES Y MUNICIPALES

OBJETIVO DEL PROYECTO: CONTINUAR CON EL DESARROLLO DE LA SUPERVISIÓN, FISCALIZACIÓN Y REESTRUCTURACIÓN LA OPERATIVIDAD DE LAS INSTANCIAS DE CONTROL DE LOS CUERPOS DE POLICÍA, EN TODOS SUS ÁMBITOS POLÍTICO-TERRITORIALES, A TRAVÉS DE LA ADECUACIÓN EN LOS CUERPOS DE POLICÍA, PARA ALCANZAR DE MANERA PAULATINA Y CONTROLADA LA CORRECTA ACTUACIÓN POLICIAL.

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 1.264

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260169001 SUPERVISIÓN Y FISCALIZACIÓN DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADAL Y MUNICIPAL

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 627

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL SERVICIO DE POLICÍA Y OFICINAS TÉCNICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.644.799	0	0	0	0	2.644.799
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	536.495	0	0	0	0	536.495
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	21.455	0	0	0	0	21.455
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.834.990**	**0**	**0**	**0**	**0**	**7.834.990**
402	01	00	00	Productos alimenticios y agropecuarios	2.000.000	0	0	0	0	2.000.000
402	01	01	00	Alimentos y bebidas para personas	2.000.000	0	0	0	0	2.000.000
402	03	00	00	Textiles y vestuarios	2.000.000	0	0	0	0	2.000.000
402	03	02	00	Prendas de vestir	2.000.000	0	0	0	0	2.000.000
402	04	00	00	Productos de cuero y caucho	200.000	0	0	0	0	200.000
402	04	03	00	Cauchos y tripas para vehículos	200.000	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	1.000.000	0	0	0	0	1.000.000
402	05	01	00	Pulpa de madera, papel y cartón	100.000	0	0	0	0	100.000
402	05	02	00	Envases y cajas de papel y cartón	50.000	0	0	0	0	50.000
402	05	03	00	Productos de papel y cartón para oficina	800.000	0	0	0	0	800.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	50.000	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	420.000	0	0	0	0	420.000
402	06	03	00	Tintas, pinturas y colorantes	76.371	0	0	0	0	76.371
402	06	04	00	Productos farmacéuticos y medicamentos	38.181	0	0	0	0	38.181
402	06	05	00	Productos de tocador	38.181	0	0	0	0	38.181
402	06	06	00	Combustibles y lubricantes	114.543	0	0	0	0	114.543
402	06	08	00	Productos plásticos	152.724	0	0	0	0	152.724
402	08	00	00	Productos metálicos	307.000	0	0	0	0	307.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	17.500	0	0	0	0	17.500
402	08	04	00	Productos metálicos estructurales	18.000	0	0	0	0	18.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127932 260169000 SUPERVISIÓN, FISCALIZACIÓN, ASISTENCIA TÉCNICA Y REESTRUCTURACIÓN DE LAS INSTANCIAS DE CONTROL INTERNO, DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADALES Y MUNICIPALES.

OBJETIVO DEL PROYECTO: CONTINUAR CON EL DESARROLLO DE LA SUPERVISIÓN, FISCALIZACIÓN Y REESTRUCTURACIÓN, LA OPERATIVIDAD DE LAS INSTANCIAS DE CONTROL DE LOS CUERPOS DE POLICÍA, EN TODOS SUS ÁMBITOS POLÍTICO-TERRITORIALES, A TRAVÉS DE LA ADECUACIÓN EN LOS CUERPOS DE POLICÍA, PARA ALCANZAR DE MANERA PAULATINA Y CONTROLADA LA CORRECTA ACTUACIÓN POLICIAL.

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 1.264

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260169001 SUPERVISIÓN Y FISCALIZACIÓN DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADAL Y MUNICIPAL

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 627

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL SERVICIO DE POLICÍA Y OFICINAS TÉCNICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	07	00	Material de señalamiento	12.500	0	0	0	0	12.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	259.000	0	0	0	0	259.000
402	10	00	00	Productos varios y útiles diversos	1.550.990	0	0	0	0	1.550.990
402	10	02	00	Materiales y útiles de limpieza y aseo	156.874	0	0	0	0	156.874
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.000.000	0	0	0	0	1.000.000
402	10	07	00	Productos de seguridad en el trabajo	47.058	0	0	0	0	47.058
402	10	08	00	Materiales para equipos de computación	300.000	0	0	0	0	300.000
402	10	12	00	Materiales para instalaciones sanitarias	47.058	0	0	0	0	47.058
402	99	00	00	Otros materiales y suministros	357.000	0	0	0	0	357.000
402	99	01	00	Otros materiales y suministros	357.000	0	0	0	0	357.000
403	**00**	**00**	**00**	**Servicios no personales**	**9.512.354**	**0**	**0**	**0**	**0**	**9.512.354**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.000.000	0	0	0	0	1.000.000
403	07	02	00	Imprenta y reproducción	1.000.000	0	0	0	0	1.000.000
403	09	00	00	Viáticos y pasajes	3.000.000	0	0	0	0	3.000.000
403	09	01	00	Viáticos y pasajes dentro del país	3.000.000	0	0	0	0	3.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.487.647	0	0	0	0	1.487.647
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.487.647	0	0	0	0	1.487.647
403	18	00	00	Impuestos indirectos	1.005.722	0	0	0	0	1.005.722
403	18	01	00	Impuesto al valor agregado	1.005.722	0	0	0	0	1.005.722
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	18.985	0	0	0	0	18.985
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	18.985	0	0	0	0	18.985
403	99	00	00	Otros servicios no personales	3.000.000	0	0	0	0	3.000.000
403	99	01	00	Otros servicios no personales	3.000.000	0	0	0	0	3.000.000
				Totales	**58.323.574**	**0**	**0**	**0**	**0**	**58.323.574**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127932 260169000 SUPERVISIÓN, FISCALIZACIÓN, ASISTENCIA TÉCNICA Y REESTRUCTURACIÓN DE LAS INSTANCIAS DE CONTROL INTERNO, DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADALES Y MUNICIPALES.

OBJETIVO DEL PROYECTO: CONTINUAR CON EL DESARROLLO DE LA SUPERVISIÓN, FISCALIZACIÓN Y REESTRUCTURACIÓN, LA OPERATIVIDAD DE LAS INSTANCIAS DE CONTROL DE LOS CUERPOS DE POLICÍA, EN TODOS SUS ÁMBITOS POLÍTICO-TERRITORIALES, A TRAVÉS DE LA ADECUACIÓN EN LOS CUERPOS DE POLICÍA, PARA ALCANZAR DE MANERA PAULATINA Y CONTROLADA LA CORRECTA ACTUACIÓN POLICIAL.

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 1.264

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260169002 SUPERVISIÓN, EJECUCIÓN Y EVALUACIÓN DEL PROCESO DE ASCENSO POLICIAL

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 313

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SERVICIO DE POLICÍA Y OFICINAS TÉCNICAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.400.000**	**0**	**0**	**0**	**0**	**2.400.000**
402	01	00	00	Productos alimenticios y agropecuarios	2.000.000	0	0	0	0	2.000.000
402	01	01	00	Alimentos y bebidas para personas	2.000.000	0	0	0	0	2.000.000
402	05	00	00	Productos de papel, cartón e impresos	150.000	0	0	0	0	150.000
402	05	01	00	Pulpa de madera, papel y cartón	15.000	0	0	0	0	15.000
402	05	02	00	Envases y cajas de papel y cartón	7.500	0	0	0	0	7.500
402	05	03	00	Productos de papel y cartón para oficina	120.000	0	0	0	0	120.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.500	0	0	0	0	7.500
402	10	00	00	Productos varios y útiles diversos	150.000	0	0	0	0	150.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	150.000	0	0	0	0	150.000
402	99	00	00	Otros materiales y suministros	100.000	0	0	0	0	100.000
402	99	01	00	Otros materiales y suministros	100.000	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.400.000**	**0**	**0**	**0**	**0**	**1.400.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	80.000	0	0	0	0	80.000
403	07	02	00	Imprenta y reproducción	80.000	0	0	0	0	80.000
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	1.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	200.000	0	0	0	0	200.000
403	10	07	00	Servicios de capacitación y adiestramiento	200.000	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	120.000	0	0	0	0	120.000
403	18	01	00	Impuesto al valor agregado	120.000	0	0	0	0	120.000
				Totales	**3.800.000**	**0**	**0**	**0**	**0**	**3.800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127932 260169000 SUPERVISIÓN, FISCALIZACIÓN, ASISTENCIA TÉCNICA Y REESTRUCTURACIÓN DE LAS INSTANCIAS DE CONTROL INTERNO, DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADALES Y MUNICIPALES.

OBJETIVO DEL PROYECTO: CONTINUAR CON EL DESARROLLO DE LA SUPERVISIÓN, FISCALIZACIÓN Y REESTRUCTURACIÓN, LA OPERATIVIDAD DE LAS INSTANCIAS DE CONTROL DE LOS CUERPOS DE POLICÍA, EN TODOS SUS ÁMBITOS POLÍTICO-TERRITORIALES, A TRAVÉS DE LA ADECUACIÓN EN LOS CUERPOS DE POLICÍA, PARA ALCANZAR DE MANERA PAULATINA Y CONTROLADA LA CORRECTA ACTUACIÓN POLICIAL.

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 1.264

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260169003 INSPECCIONES SOBRE CONTROLES DISCIPLINARIOS INTERNOS

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 250

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SUPERVISIÓN DISCIPLINARIA DE LOS CUERPOS DE POLICÍA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**18.333.049**	**0**	**0**	**0**	**0**	**18.333.049**
401	01	00	00	Sueldos, salarios y otras retribuciones	10.968.042	0	0	0	0	10.968.042
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.168.042	0	0	0	0	1.168.042
401	01	18	00	Remuneraciones al personal contratado	9.800.000	0	0	0	0	9.800.000
401	01	18	02	Remuneraciones por honorarios profesionales	9.800.000	0	0	0	0	9.800.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	209.271	0	0	0	0	209.271
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	209.271	0	0	0	0	209.271
401	03	00	00	Primas	3.298.738	0	0	0	0	3.298.738
401	03	02	00	Primas de transporte a empleados	529.907	0	0	0	0	529.907
401	03	03	00	Primas por hogar a empleados	340.657	0	0	0	0	340.657
401	03	04	00	Primas por hijos a empleados	14.400	0	0	0	0	14.400
401	03	08	00	Primas de profesionalización a empleados	112.883	0	0	0	0	112.883
401	03	09	00	Primas por antigüedad a empleados	455.537	0	0	0	0	455.537
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.845.354	0	0	0	0	1.845.354
401	04	00	00	Complementos de sueldos y salarios	688.500	0	0	0	0	688.500
401	04	08	00	Bono compensatorio de alimentación a empleados	688.500	0	0	0	0	688.500
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	519.561	0	0	0	0	519.561
401	05	03	00	Bono vacacional a empleados	519.561	0	0	0	0	519.561
401	06	00	00	Aportes patronales y legales	852.080	0	0	0	0	852.080
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	514.365	0	0	0	0	514.365
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	140.282	0	0	0	0	140.282
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	93.521	0	0	0	0	93.521
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	103.912	0	0	0	0	103.912
401	07	00	00	Asistencia socio-económica	701.408	0	0	0	0	701.408

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127932 260169000 SUPERVISIÓN, FISCALIZACIÓN, ASISTENCIA TÉCNICA Y REESTRUCTURACIÓN DE LAS INSTANCIAS DE CONTROL INTERNO, DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADALES Y MUNICIPALES.

OBJETIVO DEL PROYECTO: CONTINUAR CON EL DESARROLLO DE LA SUPERVISIÓN, FISCALIZACIÓN Y REESTRUCTURACIÓN, LA OPERATIVIDAD DE LAS INSTANCIAS DE CONTROL DE LOS CUERPOS DE POLICÍA, EN TODOS SUS ÁMBITOS POLÍTICO-TERRITORIALES, A TRAVÉS DE LA ADECUACIÓN EN LOS CUERPOS DE POLICÍA, PARA ALCANZAR DE MANERA PAULATINA Y CONTROLADA LA CORRECTA ACTUACIÓN POLICIAL.

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 1.264

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260169003 INSPECCIONES SOBRE CONTROLES DISCIPLINARIOS INTERNOS

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 250

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SUPERVISIÓN DISCIPLINARIA DE LOS CUERPOS DE POLICÍA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	701.408	0	0	0	0	701.408
401	08	00	00	Prestaciones sociales e indemnizaciones	1.095.449	0	0	0	0	1.095.449
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.095.449	0	0	0	0	1.095.449
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.115.462**	**0**	**0**	**0**	**0**	**10.115.462**
402	01	00	00	Productos alimenticios y agropecuarios	2.000.000	0	0	0	0	2.000.000
402	01	01	00	Alimentos y bebidas para personas	2.000.000	0	0	0	0	2.000.000
402	03	00	00	Textiles y vestuarios	3.000.000	0	0	0	0	3.000.000
402	03	02	00	Prendas de vestir	3.000.000	0	0	0	0	3.000.000
402	04	00	00	Productos de cuero y caucho	200.000	0	0	0	0	200.000
402	04	03	00	Cauchos y tripas para vehículos	200.000	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	831.600	0	0	0	0	831.600
402	05	01	00	Pulpa de madera, papel y cartón	15.800	0	0	0	0	15.800
402	05	02	00	Envases y cajas de papel y cartón	7.900	0	0	0	0	7.900
402	05	03	00	Productos de papel y cartón para oficina	800.000	0	0	0	0	800.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.900	0	0	0	0	7.900
402	06	00	00	Productos químicos y derivados	420.000	0	0	0	0	420.000
402	06	03	00	Tintas, pinturas y colorantes	76.371	0	0	0	0	76.371
402	06	04	00	Productos farmacéuticos y medicamentos	38.181	0	0	0	0	38.181
402	06	05	00	Productos de tocador	38.181	0	0	0	0	38.181
402	06	06	00	Combustibles y lubricantes	114.543	0	0	0	0	114.543
402	06	08	00	Productos plásticos	152.724	0	0	0	0	152.724
402	08	00	00	Productos metálicos	1.307.000	0	0	0	0	1.307.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	17.500	0	0	0	0	17.500
402	08	04	00	Productos metálicos estructurales	18.000	0	0	0	0	18.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127932 260169000 SUPERVISIÓN, FISCALIZACIÓN, ASISTENCIA TÉCNICA Y REESTRUCTURACIÓN DE LAS INSTANCIAS DE CONTROL INTERNO, DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADALES Y MUNICIPALES.

OBJETIVO DEL PROYECTO: CONTINUAR CON EL DESARROLLO DE LA SUPERVISIÓN, FISCALIZACIÓN Y REESTRUCTURACIÓN, LA OPERATIVIDAD DE LAS INSTANCIAS DE CONTROL DE LOS CUERPOS DE POLICÍA, EN TODOS SUS ÁMBITOS POLÍTICO-TERRITORIALES, A TRAVÉS DE LA ADECUACIÓN EN LOS CUERPOS DE POLICÍA, PARA ALCANZAR DE MANERA PAULATINA Y CONTROLADA LA CORRECTA ACTUACIÓN POLICIAL.

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 1.264

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260169003 INSPECCIONES SOBRE CONTROLES DISCIPLINARIOS INTERNOS

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 250

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SUPERVISIÓN DISCIPLINARIA DE LOS CUERPOS DE POLICÍA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	07	00	Material de señalamiento	12.500	0	0	0	0	12.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.259.000	0	0	0	0	1.259.000
402	10	00	00	Productos varios y útiles diversos	2.156.862	0	0	0	0	2.156.862
402	10	02	00	Materiales y útiles de limpieza y aseo	98.039	0	0	0	0	98.039
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.000.000	0	0	0	0	1.000.000
402	10	07	00	Productos de seguridad en el trabajo	29.412	0	0	0	0	29.412
402	10	08	00	Materiales para equipos de computación	1.000.000	0	0	0	0	1.000.000
402	10	12	00	Materiales para instalaciones sanitarias	29.411	0	0	0	0	29.411
402	99	00	00	Otros materiales y suministros	200.000	0	0	0	0	200.000
402	99	01	00	Otros materiales y suministros	200.000	0	0	0	0	200.000
403	**00**	**00**	**00**	**Servicios no personales**	**7.631.587**	**0**	**0**	**0**	**0**	**7.631.587**
403	07	00	00	Servicios de información, impresión y relaciones públicas	487.581	0	0	0	0	487.581
403	07	02	00	Imprenta y reproducción	487.581	0	0	0	0	487.581
403	09	00	00	Viáticos y pasajes	3.000.000	0	0	0	0	3.000.000
403	09	01	00	Viáticos y pasajes dentro del país	3.000.000	0	0	0	0	3.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	487.581	0	0	0	0	487.581
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	487.581	0	0	0	0	487.581
403	18	00	00	Impuestos indirectos	629.341	0	0	0	0	629.341
403	18	01	00	Impuesto al valor agregado	629.341	0	0	0	0	629.341
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	27.084	0	0	0	0	27.084
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	27.084	0	0	0	0	27.084
403	99	00	00	Otros servicios no personales	3.000.000	0	0	0	0	3.000.000
403	99	01	00	Otros servicios no personales	3.000.000	0	0	0	0	3.000.000
				Totales	**36.080.098**	**0**	**0**	**0**	**0**	**36.080.098**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127932 260169000 SUPERVISIÓN, FISCALIZACIÓN, ASISTENCIA TÉCNICA Y REESTRUCTURACIÓN DE LAS INSTANCIAS DE CONTROL INTERNO, DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADALES Y MUNICIPALES.

OBJETIVO DEL PROYECTO: CONTINUAR CON EL DESARROLLO DE LA SUPERVISIÓN, FISCALIZACIÓN Y REESTRUCTURACIÓN, LA OPERATIVIDAD DE LAS INSTANCIAS DE CONTROL DE LOS CUERPOS DE POLICÍA, EN TODOS SUS ÁMBITOS POLÍTICO-TERRITORIALES, A TRAVÉS DE LA ADECUACIÓN EN LOS CUERPOS DE POLICÍA, PARA ALCANZAR DE MANERA PAULATINA Y CONTROLADA LA CORRECTA ACTUACIÓN POLICIAL.

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 1.264

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260169004 SUPERVISIÓN DE LAS SECRETARÍAS DE IGUALDAD Y EQUIDAD DE GÉNERO DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADAL Y MUNICIPAL

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 74

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL SISTEMA INTEGRADO DE POLICÍA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**31.561.347**	**0**	**0**	**0**	**0**	**31.561.347**
401	01	00	00	Sueldos, salarios y otras retribuciones	7.156.817	0	0	0	0	7.156.817
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.670.394	0	0	0	0	2.670.394
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.627.102	0	0	0	0	1.627.102
401	01	18	00	Remuneraciones al personal contratado	2.670.921	0	0	0	0	2.670.921
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	2.670.921	0	0	0	0	2.670.921
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	188.400	0	0	0	0	188.400
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.119.508	0	0	0	0	1.119.508
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	457.416	0	0	0	0	457.416
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	662.092	0	0	0	0	662.092
401	03	00	00	Primas	8.783.544	0	0	0	0	8.783.544
401	03	02	00	Primas de transporte a empleados	1.433.868	0	0	0	0	1.433.868
401	03	03	00	Primas por hogar a empleados	921.775	0	0	0	0	921.775
401	03	04	00	Primas por hijos a empleados	55.200	0	0	0	0	55.200
401	03	08	00	Primas de profesionalización a empleados	230.229	0	0	0	0	230.229
401	03	09	00	Primas por antigüedad a empleados	1.041.452	0	0	0	0	1.041.452
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.956.654	0	0	0	0	1.956.654
401	03	17	00	Primas de transporte a obreros	1.090.989	0	0	0	0	1.090.989
401	03	18	00	Primas por hogar a obreros	701.350	0	0	0	0	701.350
401	03	19	00	Primas por hijos de obreros	48.000	0	0	0	0	48.000
401	03	21	00	Primas por antigüedad a obreros	602.027	0	0	0	0	602.027
401	03	95	00	Otras primas al personal de alto nivel y de dirección	702.000	0	0	0	0	702.000
401	04	00	00	Complementos de sueldos y salarios	4.353.500	0	0	0	0	4.353.500
401	04	08	00	Bono compensatorio de alimentación a empleados	1.863.000	0	0	0	0	1.863.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127932 260169000 SUPERVISIÓN, FISCALIZACIÓN, ASISTENCIA TÉCNICA Y REESTRUCTURACIÓN DE LAS INSTANCIAS DE CONTROL INTERNO, DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADALES Y MUNICIPALES.

OBJETIVO DEL PROYECTO: CONTINUAR CON EL DESARROLLO DE LA SUPERVISIÓN, FISCALIZACIÓN Y REESTRUCTURACIÓN, LA OPERATIVIDAD DE LAS INSTANCIAS DE CONTROL DE LOS CUERPOS DE POLICÍA, EN TODOS SUS ÁMBITOS POLÍTICO-TERRITORIALES, A TRAVÉS DE LA ADECUACIÓN EN LOS CUERPOS DE POLICÍA, PARA ALCANZAR DE MANERA PAULATINA Y CONTROLADA LA CORRECTA ACTUACIÓN POLICIAL.

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 1.264

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260169004 SUPERVISIÓN DE LAS SECRETARÍAS DE IGUALDAD Y EQUIDAD DE GÉNERO DE LOS CUERPOS DE POLICIA NACIONAL, ESTADAL Y MUNICIPAL

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 74

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL SISTEMA INTEGRADO DE POLICÍA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	850.500	0	0	0	0	850.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.579.500	0	0	0	0	1.579.500
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	40.500	0	0	0	0	40.500
401	04	97	00	Otros complementos a obreros	20.000	0	0	0	0	20.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.724.646	0	0	0	0	1.724.646
401	05	03	00	Bono vacacional a empleados	974.110	0	0	0	0	974.110
401	05	06	00	Bono vacacional a obreros	527.951	0	0	0	0	527.951
401	05	08	00	Bono vacacional al personal contratado	148.385	0	0	0	0	148.385
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	74.200	0	0	0	0	74.200
401	06	00	00	Aportes patronales y legales	3.108.870	0	0	0	0	3.108.870
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	964.369	0	0	0	0	964.369
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	263.010	0	0	0	0	263.010
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	175.340	0	0	0	0	175.340
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	194.822	0	0	0	0	194.822
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	522.672	0	0	0	0	522.672
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	142.547	0	0	0	0	142.547
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	95.031	0	0	0	0	95.031
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	105.590	0	0	0	0	105.590
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	293.802	0	0	0	0	293.802
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	56.386	0	0	0	0	56.386
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	53.418	0	0	0	0	53.418
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	97.944	0	0	0	0	97.944
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	26.712	0	0	0	0	26.712

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127932 260169000 SUPERVISIÓN, FISCALIZACIÓN, ASISTENCIA TÉCNICA Y REESTRUCTURACIÓN DE LAS INSTANCIAS DE CONTROL INTERNO, DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADALES Y MUNICIPALES.

OBJETIVO DEL PROYECTO: CONTINUAR CON EL DESARROLLO DE LA SUPERVISIÓN, FISCALIZACIÓN Y REESTRUCTURACIÓN, LA OPERATIVIDAD DE LAS INSTANCIAS DE CONTROL DE LOS CUERPOS DE POLICÍA, EN TODOS SUS ÁMBITOS POLÍTICO-TERRITORIALES, A TRAVÉS DE LA ADECUACIÓN EN LOS CUERPOS DE POLICÍA, PARA ALCANZAR DE MANERA PAULATINA Y CONTROLADA LA CORRECTA ACTUACIÓN POLICIAL.

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 1.264

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 260169004 SUPERVISIÓN DE LAS SECRETARÍAS DE IGUALDAD Y EQUIDAD DE GÉNERO DE LOS CUERPOS DE POLICIA NACIONAL, ESTADAL Y MUNICIPAL

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 74

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL SISTEMA INTEGRADO DE POLICÍA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	19.292	0	0	0	0	19.292
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	17.808	0	0	0	0	17.808
401	06	95	00	Otros aportes legales por personal contratado	80.127	0	0	0	0	80.127
401	07	00	00	Asistencia socio-economica	2.161.342	0	0	0	0	2.161.342
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.315.048	0	0	0	0	1.315.048
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	712.734	0	0	0	0	712.734
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	133.560	0	0	0	0	133.560
401	08	00	00	Prestaciones sociales e indemnizaciones	3.153.120	0	0	0	0	3.153.120
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.562.168	0	0	0	0	1.562.168
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	879.918	0	0	0	0	879.918
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	469.884	0	0	0	0	469.884
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	241.150	0	0	0	0	241.150
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.793.694**	**0**	**0**	**0**	**0**	**8.793.694**
402	01	00	00	Productos alimenticios y agropecuarios	2.000.000	0	0	0	0	2.000.000
402	01	01	00	Alimentos y bebidas para personas	2.000.000	0	0	0	0	2.000.000
402	03	00	00	Textiles y vestuarios	2.000.000	0	0	0	0	2.000.000
402	03	02	00	Prendas de vestir	2.000.000	0	0	0	0	2.000.000
402	04	00	00	Productos de cuero y caucho	593.800	0	0	0	0	593.800
402	04	03	00	Cauchos y tripas para vehículos	593.800	0	0	0	0	593.800
402	05	00	00	Productos de papel, cartón e impresos	1.117.103	0	0	0	0	1.117.103
402	05	01	00	Pulpa de madera, papel y cartón	100.000	0	0	0	0	100.000
402	05	02	00	Envases y cajas de papel y cartón	50.000	0	0	0	0	50.000
402	05	03	00	Productos de papel y cartón para oficina	917.103	0	0	0	0	917.103
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	50.000	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127932 260169000 SUPERVISIÓN, FISCALIZACIÓN, ASISTENCIA TÉCNICA Y REESTRUCTURACIÓN DE LAS INSTANCIAS DE CONTROL INTERNO, DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADALES Y MUNICIPALES.

OBJETIVO DEL PROYECTO: CONTINUAR CON EL DESARROLLO DE LA SUPERVISIÓN, FISCALIZACIÓN Y REESTRUCTURACIÓN, LA OPERATIVIDAD DE LAS INSTANCIAS DE CONTROL DE LOS CUERPOS DE POLICÍA, EN TODOS SUS ÁMBITOS POLÍTICO-TERRITORIALES, A TRAVÉS DE LA ADECUACIÓN EN LOS CUERPOS DE POLICÍA, PARA ALCANZAR DE MANERA PAULATINA Y CONTROLADA LA CORRECTA ACTUACIÓN POLICIAL.

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 1.264

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260169004 SUPERVISIÓN DE LAS SECRETARÍAS DE IGUALDAD Y EQUIDAD DE GÉNERO DE LOS CUERPOS DE POLICIA NACIONAL, ESTADAL Y MUNICIPAL

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 74

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL SISTEMA INTEGRADO DE POLICÍA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	00	00	Productos químicos y derivados	867.801	0	0	0	0	867.801
402	06	03	00	Tintas, pinturas y colorantes	157.789	0	0	0	0	157.789
402	06	04	00	Productos farmacéuticos y medicamentos	78.892	0	0	0	0	78.892
402	06	05	00	Productos de tocador	78.890	0	0	0	0	78.890
402	06	06	00	Combustibles y lubricantes	236.670	0	0	0	0	236.670
402	06	08	00	Productos plásticos	315.560	0	0	0	0	315.560
402	08	00	00	Productos metálicos	307.000	0	0	0	0	307.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	17.500	0	0	0	0	17.500
402	08	04	00	Productos metálicos estructurales	18.000	0	0	0	0	18.000
402	08	07	00	Material de señalamiento	12.500	0	0	0	0	12.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	259.000	0	0	0	0	259.000
402	10	00	00	Productos varios y útiles diversos	1.550.990	0	0	0	0	1.550.990
402	10	02	00	Materiales y útiles de limpieza y aseo	156.874	0	0	0	0	156.874
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.000.000	0	0	0	0	1.000.000
402	10	07	00	Productos de seguridad en el trabajo	47.058	0	0	0	0	47.058
402	10	08	00	Materiales para equipos de computación	300.000	0	0	0	0	300.000
402	10	12	00	Materiales para instalaciones sanitarias	47.058	0	0	0	0	47.058
402	99	00	00	Otros materiales y suministros	357.000	0	0	0	0	357.000
402	99	01	00	Otros materiales y suministros	357.000	0	0	0	0	357.000
403	**00**	**00**	**00**	**Servicios no personales**	**10.600.000**	**0**	**0**	**0**	**0**	**10.600.000**
403	04	00	00	Servicios básicos	600.000	0	0	0	0	600.000
403	04	07	00	Servicio de condominio	600.000	0	0	0	0	600.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	886.819	0	0	0	0	886.819
403	07	02	00	Imprenta y reproducción	886.819	0	0	0	0	886.819

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127932 260169000 SUPERVISIÓN, FISCALIZACIÓN, ASISTENCIA TÉCNICA Y REESTRUCTURACIÓN DE LAS INSTANCIAS DE CONTROL INTERNO, DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADALES Y MUNICIPALES.

OBJETIVO DEL PROYECTO: CONTINUAR CON EL DESARROLLO DE LA SUPERVISIÓN, FISCALIZACIÓN Y REESTRUCTURACIÓN LA OPERATIVIDAD DE LAS INSTANCIAS DE CONTROL DE LOS CUERPOS DE POLICÍA, EN TODOS SUS ÁMBITOS POLÍTICO-TERRITORIALES, A TRAVÉS DE LA ADECUACIÓN EN LOS CUERPOS DE POLICÍA, PARA ALCANZAR DE MANERA PAULATINA Y CONTROLADA LA CORRECTA ACTUACIÓN POLICIAL.

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 1.264

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260169004 SUPERVISIÓN DE LAS SECRETARÍAS DE IGUALDAD Y EQUIDAD DE GÉNERO DE LOS CUERPOS DE POLICIA NACIONAL, ESTADAL Y MUNICIPAL

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 74

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL SISTEMA INTEGRADO DE POLICÍA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	00	00	Viáticos y pasajes	4.000.000	0	0	0	0	4.000.000
403	09	01	00	Viáticos y pasajes dentro del país	4.000.000	0	0	0	0	4.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	886.819	0	0	0	0	886.819
403	10	07	00	Servicios de capacitación y adiestramiento	886.819	0	0	0	0	886.819
403	18	00	00	Impuestos indirectos	1.222.059	0	0	0	0	1.222.059
403	18	01	00	Impuesto al valor agregado	1.222.059	0	0	0	0	1.222.059
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.303	0	0	0	0	4.303
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.303	0	0	0	0	4.303
403	99	00	00	Otros servicios no personales	3.000.000	0	0	0	0	3.000.000
403	99	01	00	Otros servicios no personales	3.000.000	0	0	0	0	3.000.000
				Totales	**50.955.041**	**0**	**0**	**0**	**0**	**50.955.041**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127932 260169000 SUPERVISIÓN, FISCALIZACIÓN, ASISTENCIA TÉCNICA Y REESTRUCTURACIÓN DE LAS INSTANCIAS DE CONTROL INTERNO, DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADALES Y MUNICIPALES.

OBJETIVO DEL PROYECTO: CONTINUAR CON EL DESARROLLO DE LA SUPERVISIÓN, FISCALIZACIÓN Y REESTRUCTURACIÓN, LA OPERATIVIDAD DE LAS INSTANCIAS DE CONTROL DE LOS CUERPOS DE POLICÍA, EN TODOS SUS ÁMBITOS POLÍTICO-TERRITORIALES, A TRAVÉS DE LA ADECUACIÓN EN LOS CUERPOS DE POLICÍA, PARA ALCANZAR DE MANERA PAULATINA Y CONTROLADA LA CORRECTA ACTUACIÓN POLICIAL.

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 1.264

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260169005 CRECIMIENTO POLICIAL

UNIDAD DE MEDIDA: FUNCIONARIO **META:** 1.444

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL SISTEMA INTEGRADO DE POLICÍA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.400.000**	**0**	**0**	**0**	**0**	**2.400.000**
402	01	00	00	Productos alimenticios y agropecuarios	2.000.000	0	0	0	0	2.000.000
402	01	01	00	Alimentos y bebidas para personas	2.000.000	0	0	0	0	2.000.000
402	05	00	00	Productos de papel, cartón e impresos	150.000	0	0	0	0	150.000
402	05	01	00	Pulpa de madera, papel y cartón	15.000	0	0	0	0	15.000
402	05	02	00	Envases y cajas de papel y cartón	7.500	0	0	0	0	7.500
402	05	03	00	Productos de papel y cartón para oficina	120.000	0	0	0	0	120.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.500	0	0	0	0	7.500
402	10	00	00	Productos varios y útiles diversos	150.000	0	0	0	0	150.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	150.000	0	0	0	0	150.000
402	99	00	00	Otros materiales y suministros	100.000	0	0	0	0	100.000
402	99	01	00	Otros materiales y suministros	100.000	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.400.000**	**0**	**0**	**0**	**0**	**1.400.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	80.000	0	0	0	0	80.000
403	07	02	00	Imprenta y reproducción	80.000	0	0	0	0	80.000
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	1.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	200.000	0	0	0	0	200.000
403	10	07	00	Servicios de capacitación y adiestramiento	200.000	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	120.000	0	0	0	0	120.000
403	18	01	00	Impuesto al valor agregado	120.000	0	0	0	0	120.000
				Totales	3.800.000	0	0	0	0	3.800.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127932 260169000 SUPERVISIÓN, FISCALIZACIÓN, ASISTENCIA TÉCNICA Y REESTRUCTURACIÓN DE LAS INSTANCIAS DE CONTROL INTERNO, DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADALES Y MUNICIPALES.

OBJETIVO DEL PROYECTO: CONTINUAR CON EL DESARROLLO DE LA SUPERVISIÓN, FISCALIZACIÓN Y REESTRUCTURACIÓN. LA OPERATIVIDAD DE LAS INSTANCIAS DE CONTROL DE LOS CUERPOS DE POLICÍA, EN TODOS SUS ÁMBITOS POLÍTICO-TERRITORIALES, A TRAVÉS DE LA ADECUACIÓN EN LOS CUERPOS DE POLICÍA, PARA ALCANZAR DE MANERA PAULATINA Y CONTROLADA LA CORRECTA ACTUACIÓN POLICIAL.

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 1.264

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260169006 JORNADAS DE CAPACITACIÓN PARA EL FORTALECIMIENTO DEL SERVICIO DE POLICÍA Y EN MATERIA DISCIPLINARIA

UNIDAD DE MEDIDA: JORNADA **META:** 17

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SUPERVISIÓN DISCIPLINARIA DE LOS CUERPOS DE POLICÍA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.400.000**	**0**	**0**	**0**	**0**	**2.400.000**
402	01	00	00	Productos alimenticios y agropecuarios	2.000.000	0	0	0	0	2.000.000
402	01	01	00	Alimentos y bebidas para personas	2.000.000	0	0	0	0	2.000.000
402	05	00	00	Productos de papel, cartón e impresos	150.000	0	0	0	0	150.000
402	05	01	00	Pulpa de madera, papel y cartón	15.000	0	0	0	0	15.000
402	05	02	00	Envases y cajas de papel y cartón	7.500	0	0	0	0	7.500
402	05	03	00	Productos de papel y cartón para oficina	120.000	0	0	0	0	120.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.500	0	0	0	0	7.500
402	10	00	00	Productos varios y útiles diversos	150.000	0	0	0	0	150.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	150.000	0	0	0	0	150.000
402	99	00	00	Otros materiales y suministros	100.000	0	0	0	0	100.000
402	99	01	00	Otros materiales y suministros	100.000	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.400.000**	**0**	**0**	**0**	**0**	**1.400.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	80.000	0	0	0	0	80.000
403	07	02	00	Imprenta y reproducción	80.000	0	0	0	0	80.000
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	1.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	200.000	0	0	0	0	200.000
403	10	07	00	Servicios de capacitación y adiestramiento	200.000	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	120.000	0	0	0	0	120.000
403	18	01	00	Impuesto al valor agregado	120.000	0	0	0	0	120.000
				Totales	**3.800.000**	**0**	**0**	**0**	**0**	**3.800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127932 260169000 SUPERVISIÓN, FISCALIZACIÓN, ASISTENCIA TÉCNICA Y REESTRUCTURACIÓN DE LAS INSTANCIAS DE CONTROL INTERNO, DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADALES Y MUNICIPALES.

OBJETIVO DEL PROYECTO: CONTINUAR CON EL DESARROLLO DE LA SUPERVISIÓN, FISCALIZACIÓN Y REESTRUCTURACIÓN, LA OPERATIVIDAD DE LAS INSTANCIAS DE CONTROL DE LOS CUERPOS DE POLICÍA, EN TODOS SUS ÁMBITOS POLÍTICO-TERRITORIALES, A TRAVÉS DE LA ADECUACIÓN EN LOS CUERPOS DE POLICÍA, PARA ALCANZAR DE MANERA PAULATINA Y CONTROLADA LA CORRECTA ACTUACIÓN POLICIAL.

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 1.264

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260169007 CREACIÓN DE OFICINAS A NIVEL REGIONAL

UNIDAD DE MEDIDA: OFICINA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL SERVICIO DE POLICÍA Y OFICINAS TÉCNICAS.

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.400.000**	**0**	**0**	**0**	**0**	**2.400.000**
402	01	00	00	Productos alimenticios y agropecuarios	2.000.000	0	0	0	0	2.000.000
402	01	01	00	Alimentos y bebidas para personas	2.000.000	0	0	0	0	2.000.000
402	05	00	00	Productos de papel, cartón e impresos	150.000	0	0	0	0	150.000
402	05	01	00	Pulpa de madera, papel y cartón	15.000	0	0	0	0	15.000
402	05	02	00	Envases y cajas de papel y cartón	7.500	0	0	0	0	7.500
402	05	03	00	Productos de papel y cartón para oficina	120.000	0	0	0	0	120.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.500	0	0	0	0	7.500
402	10	00	00	Productos varios y útiles diversos	150.000	0	0	0	0	150.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	150.000	0	0	0	0	150.000
402	99	00	00	Otros materiales y suministros	100.000	0	0	0	0	100.000
402	99	01	00	Otros materiales y suministros	100.000	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.400.000**	**0**	**0**	**0**	**0**	**1.400.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	80.000	0	0	0	0	80.000
403	07	02	00	Imprenta y reproducción	80.000	0	0	0	0	80.000
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	1.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	200.000	0	0	0	0	200.000
403	10	07	00	Servicios de capacitación y adiestramiento	200.000	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	120.000	0	0	0	0	120.000
403	18	01	00	Impuesto al valor agregado	120.000	0	0	0	0	120.000
				Totales	**3.800.000**	**0**	**0**	**0**	**0**	**3.800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127932 260169000 SUPERVISIÓN FISCALIZACIÓN, ASISTENCIA TÉCNICA Y REESTRUCTURACIÓN DE LAS INSTANCIAS DE CONTROL INTERNO, DE LOS CUERPOS DE POLICÍA NACIONAL, ESTADALES Y MUNICIPALES.

OBJETIVO DEL PROYECTO: CONTINUAR CON EL DESARROLLO DE LA SUPERVISIÓN, FISCALIZACIÓN Y REESTRUCTURACIÓN LA OPERATIVIDAD DE LAS INSTANCIAS DE CONTROL DE LOS CUERPOS DE POLICÍA, EN TODOS SUS ÁMBITOS POLÍTICO-TERRITORIALES, A TRAVÉS DE LA ADECUACIÓN EN LOS CUERPOS DE POLICÍA, PARA ALCANZAR DE MANERA PAULATINA Y CONTROLADA LA CORRECTA ACTUACIÓN POLICIAL.

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 1.264

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260169008 CONCURSO DE BUENAS PRÁCTICAS POLICIALES

UNIDAD DE MEDIDA: CONCURSO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL SERVICIO DE POLICÍA Y OFICINAS TÉCNICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**762.000**	**0**	**0**	**0**	**0**	**762.000**
407	01	00	00	Transferencias y donaciones corrientes internas	762.000	0	0	0	0	762.000
407	01	02	00	Donaciones corrientes internas al sector privado	762.000	0	0	0	0	762.000
407	01	02	01	Donaciones corrientes a personas	762.000	0	0	0	0	762.000
				Totales	**762.000**	**0**	**0**	**0**	**0**	**762.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127868 260170000 FORTALECER EL ANÁLISIS DE DATOS ESTADÍSTICOS Y MAPEO DE INCIDENCIA DELICTIVA

OBJETIVO DEL PROYECTO: AMPLIAR EL ANÁLISIS Y MAPEO DE DATOS CUALITATIVOS Y CUANTITATIVOS DE CRIMINALIDAD Y VIOLENCIA, QUE PERMITA EJECUTAR PLANES Y ESTRATEGIAS, EN MATERIA DE SEGURIDAD CIUDADANA.

UNIDAD DE MEDIDA: INFORME **META:** 52

RESPONSABLE/EJECUTOR: OBSERVATORIO VENEZOLANO DE SEGURIDAD CIUDADANA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	Gastos de personal	16.613.351	0	0	0	0	16.613.351
401	01	00	00	Sueldos, salarios y otras retribuciones	4.105.465	0	0	0	0	4.105.465
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.231.996	0	0	0	0	2.231.996
401	01	18	00	Remuneraciones al personal contratado	1.873.469	0	0	0	0	1.873.469
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.033.469	0	0	0	0	1.033.469
401	01	18	02	Remuneraciones por honorarios profesionales	840.000	0	0	0	0	840.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	46.000	0	0	0	0	46.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	46.000	0	0	0	0	46.000
401	03	00	00	Primas	3.924.194	0	0	0	0	3.924.194
401	03	02	00	Primas de transporte a empleados	963.851	0	0	0	0	963.851
401	03	03	00	Primas por hogar a empleados	616.028	0	0	0	0	616.028
401	03	04	00	Primas por hijos a empleados	37.800	0	0	0	0	37.800
401	03	08	00	Primas de profesionalización a empleados	250.743	0	0	0	0	250.743
401	03	09	00	Primas por antigüedad a empleados	344.587	0	0	0	0	344.587
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.711.185	0	0	0	0	1.711.185
401	04	00	00	Complementos de sueldos y salarios	1.941.974	0	0	0	0	1.941.974
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	138.377	0	0	0	0	138.377
401	04	08	00	Bono compensatorio de alimentación a empleados	945.000	0	0	0	0	945.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	167.298	0	0	0	0	167.298
401	04	26	00	Bono compensatorio de alimentación al personal contratado	472.500	0	0	0	0	472.500
401	04	96	00	Otros complementos a empleados	118.799	0	0	0	0	118.799
401	04	98	00	Otros complementos al personal contratado	100.000	0	0	0	0	100.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.179.110	0	0	0	0	1.179.110
401	05	03	00	Bono vacacional a empleados	1.072.907	0	0	0	0	1.072.907
401	05	08	00	Bono vacacional al personal contratado	106.203	0	0	0	0	106.203
401	06	00	00	Aportes patronales y legales	1.596.172	0	0	0	0	1.596.172
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	654.445	0	0	0	0	654.445
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	289.684	0	0	0	0	289.684
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	193.123	0	0	0	0	193.123

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127868 260170000 FORTALECER EL ANÁLISIS DE DATOS ESTADÍSTICOS Y MAPEO DE INCIDENCIA DELICTIVA

OBJETIVO DEL PROYECTO: AMPLIAR EL ANÁLISIS Y MAPEO DE DATOS CUALITATIVOS Y CUANTITATIVOS DE CRIMINALIDAD Y VIOLENCIA, QUE PERMITA EJECUTAR PLANES Y ESTRATEGIAS, EN MATERIA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: INFORME

META: 52

RESPONSABLE/EJECUTOR: OBSERVATORIO VENEZOLANO DE SEGURIDAD CIUDADANA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	214.581	0	0	0	0	214.581
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	177.624	0	0	0	0	177.624
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	34.419	0	0	0	0	34.419
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	32.296	0	0	0	0	32.296
401	07	00	00	Asistencia socio-económica	591.690	0	0	0	0	591.690
401	07	02	00	Becas a empleados	31.500	0	0	0	0	31.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	415.206	0	0	0	0	415.206
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	35.624	0	0	0	0	35.624
401	07	75	00	Becas al personal contratado	50.000	0	0	0	0	50.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	59.360	0	0	0	0	59.360
401	08	00	00	Prestaciones sociales e indemnizaciones	3.228.746	0	0	0	0	3.228.746
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.798.503	0	0	0	0	2.798.503
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	430.243	0	0	0	0	430.243
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.057.569**	**0**	**0**	**0**	**0**	**15.057.569**
402	01	00	00	Productos alimenticios y agropecuarios	755.903	0	0	0	0	755.903
402	01	01	00	Alimentos y bebidas para personas	755.903	0	0	0	0	755.903
402	03	00	00	Textiles y vestuarios	511.741	0	0	0	0	511.741
402	03	02	00	Prendas de vestir	511.741	0	0	0	0	511.741
402	04	00	00	Productos de cuero y caucho	127.600	0	0	0	0	127.600
402	04	03	00	Cauchos y tripas para vehículos	127.600	0	0	0	0	127.600
402	05	00	00	Productos de papel, cartón e impresos	1.244.514	0	0	0	0	1.244.514
402	05	01	00	Pulpa de madera, papel y cartón	89.280	0	0	0	0	89.280
402	05	03	00	Productos de papel y cartón para oficina	1.117.434	0	0	0	0	1.117.434
402	05	04	00	Libros, revistas y periódicos	37.800	0	0	0	0	37.800
402	06	00	00	Productos químicos y derivados	363.627	0	0	0	0	363.627
402	06	02	00	Abonos, plaguicidas y otros	51.100	0	0	0	0	51.100
402	06	03	00	Tintas, pinturas y colorantes	21.250	0	0	0	0	21.250
402	06	06	00	Combustibles y lubricantes	176.637	0	0	0	0	176.637
402	06	08	00	Productos plásticos	114.640	0	0	0	0	114.640

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127868 260170000 FORTALECER EL ANÁLISIS DE DATOS ESTADÍSTICOS Y MAPEO DE INCIDENCIA DELICTIVA

OBJETIVO DEL PROYECTO: AMPLIAR EL ANÁLISIS Y MAPEO DE DATOS CUALITATIVOS Y CUANTITATIVOS DE CRIMINALIDAD Y VIOLENCIA, QUE PERMITA EJECUTAR PLANES Y ESTRATEGIAS, EN MATERIA DE SEGURIDAD CIUDADANA.

UNIDAD DE MEDIDA: INFORME **META:** 52

RESPONSABLE/EJECUTOR: OBSERVATORIO VENEZOLANO DE SEGURIDAD CIUDADANA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	00	00	Productos metálicos	456.000	0	0	0	0	456.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	456.000	0	0	0	0	456.000
402	10	00	00	Productos varios y útiles diversos	11.509.184	0	0	0	0	11.509.184
402	10	02	00	Materiales y útiles de limpieza y aseo	242.104	0	0	0	0	242.104
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	539.780	0	0	0	0	539.780
402	10	08	00	Materiales para equipos de computación	10.644.800	0	0	0	0	10.644.800
402	10	11	00	Materiales eléctricos	82.500	0	0	0	0	82.500
402	99	00	00	Otros materiales y suministros	89.000	0	0	0	0	89.000
402	99	01	00	Otros materiales y suministros	89.000	0	0	0	0	89.000
403	**00**	**00**	**00**	**Servicios no personales**	**8.216.377**	**0**	**0**	**0**	**0**	**8.216.377**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	6.000	0	0	0	0	6.000
403	08	02	00	Comisiones y gastos bancarios	6.000	0	0	0	0	6.000
403	09	00	00	Viáticos y pasajes	214.895	0	0	0	0	214.895
403	09	01	00	Viáticos y pasajes dentro del país	214.895	0	0	0	0	214.895
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.000.000	0	0	0	0	3.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	3.000.000	0	0	0	0	3.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.010.080	0	0	0	0	1.010.080
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	510.080	0	0	0	0	510.080
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	500.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	280.000	0	0	0	0	280.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	280.000	0	0	0	0	280.000
403	18	00	00	Impuestos indirectos	3.591.274	0	0	0	0	3.591.274
403	18	01	00	Impuesto al valor agregado	3.591.274	0	0	0	0	3.591.274
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	16.188	0	0	0	0	16.188
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	16.188	0	0	0	0	16.188
403	99	00	00	Otros servicios no personales	97.940	0	0	0	0	97.940
403	99	01	00	Otros servicios no personales	97.940	0	0	0	0	97.940
404	**00**	**00**	**00**	**Activos reales**	**10.244.602**	**0**	**0**	**0**	**0**	**10.244.602**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	9.842.197	0	0	0	0	9.842.197

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127868 260170000 FORTALECER EL ANÁLISIS DE DATOS ESTADÍSTICOS Y MAPEO DE INCIDENCIA DELICTIVA

OBJETIVO DEL PROYECTO: AMPLIAR EL ANÁLISIS Y MAPEO DE DATOS CUALITATIVOS Y CUANTITATIVOS DE CRIMINALIDAD Y VIOLENCIA, QUE PERMITA EJECUTAR PLANES Y ESTRATEGIAS, EN MATERIA DE SEGURIDAD CIUDADANA.

UNIDAD DE MEDIDA: INFORME

META: 52

RESPONSABLE/EJECUTOR: OBSERVATORIO VENEZOLANO DE SEGURIDAD CIUDADANA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	4.039.337	0	0	0	0	4.039.337
404	09	02	00	Equipos de computación	4.752.860	0	0	0	0	4.752.860
404	09	03	00	Mobiliario y equipos de alojamiento	330.000	0	0	0	0	330.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	720.000	0	0	0	0	720.000
404	99	00	00	Otros activos reales	402.405	0	0	0	0	402.405
404	99	01	00	Otros activos reales	402.405	0	0	0	0	402.405
				Totales	**50.131.899**	**0**	**0**	**0**	**0**	**50.131.899**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127868 260170000 FORTALECER EL ANÁLISIS DE DATOS ESTADÍSTICOS Y MAPEO DE INCIDENCIA DELICTIVA

OBJETIVO DEL PROYECTO: AMPLIAR EL ANÁLISIS Y MAPEO DE DATOS CUALITATIVOS Y CUANTITATIVOS DE CRIMINALIDAD Y VIOLENCIA, QUE PERMITA EJECUTAR PLANES Y ESTRATEGIAS, EN MATERIA DE SEGURIDAD CIUDADANA.

UNIDAD DE MEDIDA: INFORME

META: 52

RESPONSABLE/EJECUTOR: OBSERVATORIO VENEZOLANO DE SEGURIDAD CIUDADANA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127868 260170000 FORTALECER EL ANÁLISIS DE DATOS ESTADÍSTICOS Y MAPEO DE INCIDENCIA DELICTIVA

OBJETIVO DEL PROYECTO: AMPLIAR EL ANÁLISIS Y MAPEO DE DATOS CUALITATIVOS Y CUANTITATIVOS DE CRIMINALIDAD Y VIOLENCIA, QUE PERMITA EJECUTAR PLANES Y ESTRATEGIAS, EN MATERIA DE SEGURIDAD CIUDADANA.

UNIDAD DE MEDIDA: INFORME **META:** 52

RESPONSABLE/EJECUTOR: OBSERVATORIO VENEZOLANO DE SEGURIDAD CIUDADANA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 260170003 EXPANDIR LA GEOREFERENCIACIÓN DE INCIDENCIAS DELICTIVA POR CUADRANTES A NIVEL NACIONAL

UNIDAD DE MEDIDA: MAPA **META:** 2.094

RESPONSABLE/EJECUTOR: OBSERVATORIO VENEZOLANO DE SEGURIDAD CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**4.589.353**	**0**	**0**	**0**	**0**	**4.589.353**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.000.000	0	0	0	0	3.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	3.000.000	0	0	0	0	3.000.000
403	18	00	00	Impuestos indirectos	1.589.353	0	0	0	0	1.589.353
403	18	01	00	Impuesto al valor agregado	1.589.353	0	0	0	0	1.589.353
404	**00**	**00**	**00**	**Activos reales**	**10.244.602**	**0**	**0**	**0**	**0**	**10.244.602**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	9.842.197	0	0	0	0	9.842.197
404	09	01	00	Mobiliario y equipos de oficina	4.039.337	0	0	0	0	4.039.337
404	09	02	00	Equipos de computación	4.752.860	0	0	0	0	4.752.860
404	09	03	00	Mobiliario y equipos de alojamiento	330.000	0	0	0	0	330.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	720.000	0	0	0	0	720.000
404	99	00	00	Otros activos reales	402.405	0	0	0	0	402.405
404	99	01	00	Otros activos reales	402.405	0	0	0	0	402.405
				Totales	**14.833.955**	**0**	**0**	**0**	**0**	**14.833.955**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127868 260170000 FORTALECER EL ANÁLISIS DE DATOS ESTADÍSTICOS Y MAPEO DE INCIDENCIA DELICTIVA

OBJETIVO DEL PROYECTO: AMPLIAR EL ANÁLISIS Y MAPEO DE DATOS CUALITATIVOS Y CUANTITATIVOS DE CRIMINALIDAD Y VIOLENCIA, QUE PERMITA EJECUTAR PLANES Y ESTRATEGIAS, EN MATERIA DE SEGURIDAD CIUDADANA.

UNIDAD DE MEDIDA: INFORME **META:** 52

RESPONSABLE/EJECUTOR: OBSERVATORIO VENEZOLANO DE SEGURIDAD CIUDADANA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 260170004 REFORZAR EL DISEÑO DE PROGRAMAS DE PREVENCIÓN EN MATERIA DE SEGURIDAD CIUDADANA, ESENCIALES PARA GARANTIZAR LA PROTECCION DE LOS VENEZOLANOS.

UNIDAD DE MEDIDA: INFORME **META:** 52

RESPONSABLE/EJECUTOR: OBSERVATORIO VENEZOLANO DE SEGURIDAD CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**16.613.351**	**0**	**0**	**0**	**0**	**16.613.351**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.105.465	0	0	0	0	4.105.465
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.231.996	0	0	0	0	2.231.996
401	01	18	00	Remuneraciones al personal contratado	1.873.469	0	0	0	0	1.873.469
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.033.469	0	0	0	0	1.033.469
401	01	18	02	Remuneraciones por honorarios profesionales	840.000	0	0	0	0	840.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	46.000	0	0	0	0	46.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	46.000	0	0	0	0	46.000
401	03	00	00	Primas	3.924.194	0	0	0	0	3.924.194
401	03	02	00	Primas de transporte a empleados	963.851	0	0	0	0	963.851
401	03	03	00	Primas por hogar a empleados	616.028	0	0	0	0	616.028
401	03	04	00	Primas por hijos a empleados	37.800	0	0	0	0	37.800
401	03	08	00	Primas de profesionalización a empleados	250.743	0	0	0	0	250.743
401	03	09	00	Primas por antiguedad a empleados	344.587	0	0	0	0	344.587
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.711.185	0	0	0	0	1.711.185
401	04	00	00	Complementos de sueldos y salarios	1.941.974	0	0	0	0	1.941.974
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	138.377	0	0	0	0	138.377
401	04	08	00	Bono compensatorio de alimentación a empleados	945.000	0	0	0	0	945.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	167.298	0	0	0	0	167.298
401	04	26	00	Bono compensatorio de alimentación al personal contratado	472.500	0	0	0	0	472.500
401	04	96	00	Otros complementos a empleados	118.799	0	0	0	0	118.799
401	04	98	00	Otros complementos al personal contratado	100.000	0	0	0	0	100.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.179.110	0	0	0	0	1.179.110
401	05	03	00	Bono vacacional a empleados	1.072.907	0	0	0	0	1.072.907
401	05	08	00	Bono vacacional al personal contratado	106.203	0	0	0	0	106.203

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127868 260170000 FORTALECER EL ANÁLISIS DE DATOS ESTADÍSTICOS Y MAPEO DE INCIDENCIA DELICTIVA

OBJETIVO DEL PROYECTO: AMPLIAR EL ANÁLISIS Y MAPEO DE DATOS CUALITATIVOS Y CUANTITATIVOS DE CRIMINALIDAD Y VIOLENCIA, QUE PERMITA EJECUTAR PLANES Y ESTRATEGIAS, EN MATERIA DE SEGURIDAD CIUDADANA.

UNIDAD DE MEDIDA: INFORME **META:** 52

RESPONSABLE/EJECUTOR: OBSERVATORIO VENEZOLANO DE SEGURIDAD CIUDADANA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 260170004 REFORZAR EL DISEÑO DE PROGRAMAS DE PREVENCIÓN EN MATERIA DE SEGURIDAD CIUDADANA, ESENCIALES PARA GARANTIZAR LA PROTECCIÓN DE LOS VENEZOLANOS.

UNIDAD DE MEDIDA: INFORME **META:** 52

RESPONSABLE/EJECUTOR: OBSERVATORIO VENEZOLANO DE SEGURIDAD CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	00	00	Aportes patronales y legales	1.596.172	0	0	0	0	1.596.172
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	654.445	0	0	0	0	654.445
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	289.684	0	0	0	0	289.684
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	193.123	0	0	0	0	193.123
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	214.581	0	0	0	0	214.581
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	177.624	0	0	0	0	177.624
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	34.419	0	0	0	0	34.419
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	32.296	0	0	0	0	32.296
401	07	00	00	Asistencia socio-económica	591.690	0	0	0	0	591.690
401	07	02	00	Becas a empleados	31.500	0	0	0	0	31.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	415.206	0	0	0	0	415.206
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	35.624	0	0	0	0	35.624
401	07	75	00	Becas al personal contratado	50.000	0	0	0	0	50.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	59.360	0	0	0	0	59.360
401	08	00	00	Prestaciones sociales e indemnizaciones	3.228.746	0	0	0	0	3.228.746
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.798.503	0	0	0	0	2.798.503
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	430.243	0	0	0	0	430.243
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.057.569**	**0**	**0**	**0**	**0**	**15.057.569**
402	01	00	00	Productos alimenticios y agropecuarios	755.903	0	0	0	0	755.903
402	01	01	00	Alimentos y bebidas para personas	755.903	0	0	0	0	755.903
402	03	00	00	Textiles y vestuarios	511.741	0	0	0	0	511.741
402	03	02	00	Prendas de vestir	511.741	0	0	0	0	511.741
402	04	00	00	Productos de cuero y caucho	127.600	0	0	0	0	127.600
402	04	03	00	Cauchos y tripas para vehículos	127.600	0	0	0	0	127.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127868 260170000 FORTALECER EL ANÁLISIS DE DATOS ESTADÍSTICOS Y MAPEO DE INCIDENCIA DELICTIVA

OBJETIVO DEL PROYECTO: AMPLIAR EL ANÁLISIS Y MAPEO DE DATOS CUALITATIVOS Y CUANTITATIVOS DE CRIMINALIDAD Y VIOLENCIA, QUE PERMITA EJECUTAR PLANES Y ESTRATEGIAS, EN MATERIA DE SEGURIDAD CIUDADANA.

UNIDAD DE MEDIDA: INFORME **META:** 52

RESPONSABLE/EJECUTOR: OBSERVATORIO VENEZOLANO DE SEGURIDAD CIUDADANA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 260170004 REFORZAR EL DISEÑO DE PROGRAMAS DE PREVENCIÓN EN MATERIA DE SEGURIDAD CIUDADANA, ESENCIALES PARA GARANTIZAR LA PROTECCIÓN DE LOS VENEZOLANOS.

UNIDAD DE MEDIDA: INFORME **META:** 52

RESPONSABLE/EJECUTOR: OBSERVATORIO VENEZOLANO DE SEGURIDAD CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	1.244.514	0	0	0	0	1.244.514
402	05	01	00	Pulpa de madera, papel y cartón	89.280	0	0	0	0	89.280
402	05	03	00	Productos de papel y cartón para oficina	1.117.434	0	0	0	0	1.117.434
402	05	04	00	Libros, revistas y periódicos	37.800	0	0	0	0	37.800
402	06	00	00	Productos químicos y derivados	363.627	0	0	0	0	363.627
402	06	02	00	Abonos, plaguicidas y otros	51.100	0	0	0	0	51.100
402	06	03	00	Tintas, pinturas y colorantes	21.250	0	0	0	0	21.250
402	06	06	00	Combustibles y lubricantes	176.637	0	0	0	0	176.637
402	06	08	00	Productos plásticos	114.640	0	0	0	0	114.640
402	08	00	00	Productos metálicos	456.000	0	0	0	0	456.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	456.000	0	0	0	0	456.000
402	10	00	00	Productos varios y útiles diversos	11.509.184	0	0	0	0	11.509.184
402	10	02	00	Materiales y útiles de limpieza y aseo	242.104	0	0	0	0	242.104
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	539.780	0	0	0	0	539.780
402	10	08	00	Materiales para equipos de computación	10.644.800	0	0	0	0	10.644.800
402	10	11	00	Materiales eléctricos	82.500	0	0	0	0	82.500
402	99	00	00	Otros materiales y suministros	89.000	0	0	0	0	89.000
402	99	01	00	Otros materiales y suministros	89.000	0	0	0	0	89.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.627.024**	**0**	**0**	**0**	0	**3.627.024**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	6.000	0	0	0	0	6.000
403	08	02	00	Comisiones y gastos bancarios	6.000	0	0	0	0	6.000
403	09	00	00	Viáticos y pasajes	214.895	0	0	0	0	214.895
403	09	01	00	Viáticos y pasajes dentro del país	214.895	0	0	0	0	214.895
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.010.080	0	0	0	0	1.010.080
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	510.080	0	0	0	0	510.080

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127868 260170000 FORTALECER EL ANÁLISIS DE DATOS ESTADÍSTICOS Y MAPEO DE INCIDENCIA DELICTIVA

OBJETIVO DEL PROYECTO: AMPLIAR EL ANÁLISIS Y MAPEO DE DATOS CUALITATIVOS Y CUANTITATIVOS DE CRIMINALIDAD Y VIOLENCIA, QUE PERMITA EJECUTAR PLANES Y ESTRATEGIAS, EN MATERIA DE SEGURIDAD CIUDADANA.

UNIDAD DE MEDIDA: INFORME **META:** 52

RESPONSABLE/EJECUTOR: OBSERVATORIO VENEZOLANO DE SEGURIDAD CIUDADANA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260170004 REFORZAR EL DISEÑO DE PROGRAMAS DE PREVENCIÓN EN MATERIA DE SEGURIDAD CIUDADANA, ESENCIALES PARA GARANTIZAR LA PROTECCIÓN DE LOS VENEZOLANOS.

UNIDAD DE MEDIDA: INFORME **META:** 52

RESPONSABLE/EJECUTOR: OBSERVATORIO VENEZOLANO DE SEGURIDAD CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	500.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	280.000	0	0	0	0	280.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	280.000	0	0	0	0	280.000
403	18	00	00	Impuestos indirectos	2.001.921	0	0	0	0	2.001.921
403	18	01	00	Impuesto al valor agregado	2.001.921	0	0	0	0	2.001.921
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	16.188	0	0	0	0	16.188
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	16.188	0	0	0	0	16.188
403	99	00	00	Otros servicios no personales	97.940	0	0	0	0	97.940
403	99	01	00	Otros servicios no personales	97.940	0	0	0	0	97.940
				Totales	**35.297.944**	**0**	**0**	**0**	**0**	**35.297.944**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127858 260171000 OPTIMIZACIÓN DE LA PLATAFORMA TECNOLÓGICA, EQUIPAMIENTO, SERVICIOS, TELECOMUNICACIONES E INFRAESTRUCTURA DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ. (MPPRIJP)

OBJETIVO DEL PROYECTO: MEJORAR LOS SERVICIOS QUE SE OFRECEN A LOS USUARIOS INCREMENTANDO LA EFICIENCIA DE LOS TRÁMITES ADMINISTRATIVOS Y SIMPLIFICANDO LOS PROCESOS, EN UNA SEDE MAS SEGURA.

UNIDAD DE MEDIDA: EQUIPO **META:** 941

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**84.653.730**	**0**	**0**	**0**	0	**84.653.730**
401	01	00	00	Sueldos, salarios y otras retribuciones	10.321.220	0	0	0	0	10.321.220
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	7.073.729	0	0	0	0	7.073.729
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	235.709	0	0	0	0	235.709
401	01	18	00	Remuneraciones al personal contratado	3.011.782	0	0	0	0	3.011.782
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	3.011.782	0	0	0	0	3.011.782
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.774.105	0	0	0	0	2.774.105
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.502.762	0	0	0	0	2.502.762
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	271.343	0	0	0	0	271.343
401	03	00	00	Primas	29.084.793	0	0	0	0	29.084.793
401	03	02	00	Primas de transporte a empleados	3.896.384	0	0	0	0	3.896.384
401	03	03	00	Primas por hogar a empleados	2.504.822	0	0	0	0	2.504.822
401	03	04	00	Primas por hijos a empleados	158.400	0	0	0	0	158.400
401	03	08	00	Primas de profesionalización a empleados	1.570.298	0	0	0	0	1.570.298
401	03	09	00	Primas por antigüedad a empleados	2.758.754	0	0	0	0	2.758.754
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	12.845.137	0	0	0	0	12.845.137
401	03	17	00	Primas de transporte a obreros	155.855	0	0	0	0	155.855
401	03	18	00	Primas por hogar a obreros	100.193	0	0	0	0	100.193
401	03	19	00	Primas por hijos de obreros	6.000	0	0	0	0	6.000
401	03	21	00	Primas por antigüedad a obreros	87.212	0	0	0	0	87.212
401	03	31	00	Primas por riesgo al personal militar y de seguridad	5.001.738	0	0	0	0	5.001.738
401	04	00	00	Complementos de sueldos y salarios	3.766.500	0	0	0	0	3.766.500
401	04	08	00	Bono compensatorio de alimentación a empleados	2.531.250	0	0	0	0	2.531.250
401	04	18	00	Bono compensatorio de alimentación a obreros	101.250	0	0	0	0	101.250
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.134.000	0	0	0	0	1.134.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	6.896.303	0	0	0	0	6.896.303
401	05	03	00	Bono vacacional a empleados	6.633.836	0	0	0	0	6.633.836
401	05	06	00	Bono vacacional a obreros	95.146	0	0	0	0	95.146
401	05	08	00	Bono vacacional al personal contratado	167.321	0	0	0	0	167.321

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127858 260171000 OPTIMIZACIÓN DE LA PLATAFORMA TECNOLÓGICA, EQUIPAMIENTO, SERVICIOS, TELECOMUNICACIONES E INFRAESTRUCTURA DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ. (MPPRIJP)

OBJETIVO DEL PROYECTO: MEJORAR LOS SERVICIOS QUE SE OFRECEN A LOS USUARIOS INCREMENTANDO LA EFICIENCIA DE LOS TRÁMITES ADMINISTRATIVOS Y SIMPLIFICANDO LOS PROCESOS, EN UNA SEDE MAS SEGURA.

UNIDAD DE MEDIDA: EQUIPO **META:** 941

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	00	00	Aportes patronales y legales	11.580.998	0	0	0	0	11.580.998
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	6.567.498	0	0	0	0	6.567.498
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.791.136	0	0	0	0	1.791.136
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.194.091	0	0	0	0	1.194.091
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.326.767	0	0	0	0	1.326.767
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	94.194	0	0	0	0	94.194
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	25.689	0	0	0	0	25.689
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	17.126	0	0	0	0	17.126
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	19.029	0	0	0	0	19.029
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	331.296	0	0	0	0	331.296
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	60.236	0	0	0	0	60.236
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	63.582	0	0	0	0	63.582
401	06	95	00	Otros aportes legales por personal contratado	90.354	0	0	0	0	90.354
401	07	00	00	Asistencia socio-económica	9.084.126	0	0	0	0	9.084.126
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	8.955.679	0	0	0	0	8.955.679
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	128.447	0	0	0	0	128.447
401	08	00	00	Prestaciones sociales e indemnizaciones	11.145.685	0	0	0	0	11.145.685
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	9.750.791	0	0	0	0	9.750.791
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	158.576	0	0	0	0	158.576
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.236.318	0	0	0	0	1.236.318
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**59.927.931**	**0**	**0**	**0**	**0**	**59.927.931**
402	01	00	00	Productos alimenticios y agropecuarios	171.378	0	0	0	0	171.378
402	01	01	00	Alimentos y bebidas para personas	171.378	0	0	0	0	171.378
402	03	00	00	Textiles y vestuarios	137.700	0	0	0	0	137.700
402	03	02	00	Prendas de vestir	137.700	0	0	0	0	137.700
402	05	00	00	Productos de papel, cartón e impresos	375.350	0	0	0	0	375.350
402	05	03	00	Productos de papel y cartón para oficina	323.585	0	0	0	0	323.585
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	51.765	0	0	0	0	51.765

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127858 260171000 OPTIMIZACIÓN DE LA PLATAFORMA TECNOLÓGICA, EQUIPAMIENTO, SERVICIOS, TELECOMUNICACIONES E INFRAESTRUCTURA DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ. (MPPRIJP)

OBJETIVO DEL PROYECTO: MEJORAR LOS SERVICIOS QUE SE OFRECEN A LOS USUARIOS INCREMENTANDO LA EFICIENCIA DE LOS TRÁMITES ADMINISTRATIVOS Y SIMPLIFICANDO LOS PROCESOS, EN UNA SEDE MAS SEGURA.

UNIDAD DE MEDIDA: EQUIPO **META:** 941

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	00	00	Productos químicos y derivados	1.753.200	0	0	0	0	1.753.200
402	06	03	00	Tintas, pinturas y colorantes	1.625.000	0	0	0	0	1.625.000
402	06	08	00	Productos plásticos	128.200	0	0	0	0	128.200
402	08	00	00	Productos metálicos	2.102.953	0	0	0	0	2.102.953
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.102.953	0	0	0	0	2.102.953
402	10	00	00	Productos varios y útiles diversos	53.130.350	0	0	0	0	53.130.350
402	10	02	00	Materiales y útiles de limpieza y aseo	60.000	0	0	0	0	60.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	78.840	0	0	0	0	78.840
402	10	08	00	Materiales para equipos de computación	52.912.510	0	0	0	0	52.912.510
402	10	11	00	Materiales eléctricos	79.000	0	0	0	0	79.000
402	99	00	00	Otros materiales y suministros	2.257.000	0	0	0	0	2.257.000
402	99	01	00	Otros materiales y suministros	2.257.000	0	0	0	0	2.257.000
403	**00**	**00**	**00**	**Servicios no personales**	**76.134.610**	**0**	**0**	**0**	**0**	**76.134.610**
403	09	00	00	Viáticos y pasajes	1.300.000	0	0	0	0	1.300.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	300.000
403	09	02	00	Viáticos y pasajes fuera del país	1.000.000	0	0	0	0	1.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.150.000	0	0	0	0	2.150.000
403	10	03	00	Servicios de procesamiento de datos	150.000	0	0	0	0	150.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.000.000	0	0	0	0	2.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	14.540.000	0	0	0	0	14.540.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	14.540.000	0	0	0	0	14.540.000
403	12	00	00	Conservación y reparaciones menores de obras	22.000.000	0	0	0	0	22.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	22.000.000	0	0	0	0	22.000.00
403	18	00	00	Impuestos indirectos	35.559.200	0	0	0	0	35.559.200
403	18	01	00	Impuesto al valor agregado	35.559.200	0	0	0	0	35.559.200
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	105.410	0	0	0	0	105.410
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	105.410	0	0	0	0	105.410
403	99	00	00	Otros servicios no personales	480.000	0	0	0	0	480.000
403	99	01	00	Otros servicios no personales	480.000	0	0	0	0	480.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127858 260171000 OPTIMIZACIÓN DE LA PLATAFORMA TECNOLÓGICA, EQUIPAMIENTO, SERVICIOS, TELECOMUNICACIONES E INFRAESTRUCTURA DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ. (MPPRIJP)

OBJETIVO DEL PROYECTO: MEJORAR LOS SERVICIOS QUE SE OFRECEN A LOS USUARIOS INCREMENTANDO LA EFICIENCIA DE LOS TRÁMITES ADMINISTRATIVOS Y SIMPLIFICANDO LOS PROCESOS, EN UNA SEDE MAS SEGURA.

UNIDAD DE MEDIDA: EQUIPO **META:** 941

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**156.797.492**	**0**	**0**	**0**	**0**	**156.797.492**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	40.000.000	0	0	0	0	40.000.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	40.000.000	0	0	0	0	40.000.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	40.000.000	0	0	0	0	40.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.785.000	0	0	0	0	6.785.000
404	05	01	00	Equipos de telecomunicaciones	6.785.000	0	0	0	0	6.785.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	106.990.492	0	0	0	0	106.990.492
404	09	02	00	Equipos de computación	36.990.492	0	0	0	0	36.990.492
404	09	03	00	Mobiliario y equipos de alojamiento	70.000.000	0	0	0	0	70.000.000
404	12	00	00	Activos intangibles	1.822.000	0	0	0	0	1.822.000
404	12	04	00	Paquetes y programas de computación	1.822.000	0	0	0	0	1.822.000
404	99	00	00	Otros activos reales	1.200.000	0	0	0	0	1.200.000
404	99	01	00	Otros activos reales	1.200.000	0	0	0	0	1.200.000
				Totales	**377.513.763**	**0**	**0**	**0**	**0**	**377.513.763**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127858 260171000 OPTIMIZACIÓN DE LA PLATAFORMA TECNOLÓGICA, EQUIPAMIENTO, SERVICIOS, TELECOMUNICACIONES E INFRAESTRUCTURA DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ. (MPPRIJP)

OBJETIVO DEL PROYECTO: MEJORAR LOS SERVICIOS QUE SE OFRECEN A LOS USUARIOS INCREMENTANDO LA EFICIENCIA DE LOS TRÁMITES ADMINISTRATIVOS Y SIMPLIFICANDO LOS PROCESOS, EN UNA SEDE MAS SEGURA.

UNIDAD DE MEDIDA: EQUIPO

META: 941

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACION

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127858 260171000 OPTIMIZACIÓN DE LA PLATAFORMA TECNOLÓGICA, EQUIPAMIENTO, SERVICIOS, TELECOMUNICACIONES E INFRAESTRUCTURA DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ. (MPPRIJP)

OBJETIVO DEL PROYECTO: MEJORAR LOS SERVICIOS QUE SE OFRECEN A LOS USUARIOS INCREMENTANDO LA EFICIENCIA DE LOS TRÁMITES ADMINISTRATIVOS Y SIMPLIFICANDO LOS PROCESOS, EN UNA SEDE MAS SEGURA.

UNIDAD DE MEDIDA: EQUIPO **META:** 941

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 260171001 MODERNIZACIÓN DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MPPRIJP, PARA INCREMENTAR LA EFICIENCIA Y SIMPLIFICACIÓN DE TRÁMITES Y RECAUDOS

UNIDAD DE MEDIDA: EQUIPO **META:** 941

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**84.653.730**	**0**	**0**	**0**	**0**	**84.653.730**
401	01	00	00	Sueldos, salarios y otras retribuciones	10.321.220	0	0	0	0	10.321.220
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	7.073.729	0	0	0	0	7.073.729
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	235.709	0	0	0	0	235.709
401	01	18	00	Remuneraciones al personal contratado	3.011.782	0	0	0	0	3.011.782
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	3.011.782	0	0	0	0	3.011.782
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.774.105	0	0	0	0	2.774.105
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.502.762	0	0	0	0	2.502.762
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	271.343	0	0	0	0	271.343
401	03	00	00	Primas	29.084.793	0	0	0	0	29.084.793
401	03	02	00	Primas de transporte a empleados	3.896.384	0	0	0	0	3.896.384
401	03	03	00	Primas por hogar a empleados	2.504.822	0	0	0	0	2.504.822
401	03	04	00	Primas por hijos a empleados	158.400	0	0	0	0	158.400
401	03	08	00	Primas de profesionalización a empleados	1.570.298	0	0	0	0	1.570.298
401	03	09	00	Primas por antigüedad a empleados	2.758.754	0	0	0	0	2.758.754
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	12.845.137	0	0	0	0	12.845.137
401	03	17	00	Primas de transporte a obreros	155.855	0	0	0	0	155.855
401	03	18	00	Primas por hogar a obreros	100.193	0	0	0	0	100.193
401	03	19	00	Primas por hijos de obreros	6.000	0	0	0	0	6.000
401	03	21	00	Primas por antigüedad a obreros	87.212	0	0	0	0	87.212
401	03	31	00	Primas por riesgo al personal militar y de seguridad	5.001.738	0	0	0	0	5.001.738
401	04	00	00	Complementos de sueldos y salarios	3.766.500	0	0	0	0	3.766.500
401	04	08	00	Bono compensatorio de alimentación a empleados	2.531.250	0	0	0	0	2.531.250
401	04	18	00	Bono compensatorio de alimentación a obreros	101.250	0	0	0	0	101.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127858 260171000 OPTIMIZACIÓN DE LA PLATAFORMA TECNOLÓGICA, EQUIPAMIENTO, SERVICIOS, TELECOMUNICACIONES E INFRAESTRUCTURA DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ. (MPPRIJP)

OBJETIVO DEL PROYECTO: MEJORAR LOS SERVICIOS QUE SE OFRECEN A LOS USUARIOS INCREMENTANDO LA EFICIENCIA DE LOS TRÁMITES ADMINISTRATIVOS Y SIMPLIFICANDO LOS PROCESOS, EN UNA SEDE MAS SEGURA.

UNIDAD DE MEDIDA: EQUIPO **META:** 941

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260171001 MODERNIZACIÓN DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MPPRIJP, PARA INCREMENTAR LA EFICIENCIA Y SIMPLIFICACIÓN DE TRÁMITES Y RECAUDOS

UNIDAD DE MEDIDA: EQUIPO **META:** 941

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.134.000	0	0	0	0	1.134.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	6.896.303	0	0	0	0	6.896.303
401	05	03	00	Bono vacacional a empleados	6.633.836	0	0	0	0	6.633.836
401	05	06	00	Bono vacacional a obreros	95.146	0	0	0	0	95.146
401	05	08	00	Bono vacacional al personal contratado	167.321	0	0	0	0	167.321
401	06	00	00	Aportes patronales y legales	11.580.998	0	0	0	0	11.580.998
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	6.567.498	0	0	0	0	6.567.498
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.791.136	0	0	0	0	1.791.136
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.194.091	0	0	0	0	1.194.091
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.326.767	0	0	0	0	1.326.767
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	94.194	0	0	0	0	94.194
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	25.689	0	0	0	0	25.689
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	17.126	0	0	0	0	17.126
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	19.029	0	0	0	0	19.029
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	331.296	0	0	0	0	331.296
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	60.236	0	0	0	0	60.236
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	63.582	0	0	0	0	63.582
401	06	95	00	Otros aportes legales por personal contratado	90.354	0	0	0	0	90.354
401	07	00	00	Asistencia socio-económica	9.084.126	0	0	0	0	9.084.126
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	8.955.679	0	0	0	0	8.955.679
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	128.447	0	0	0	0	128.447
401	08	00	00	Prestaciones sociales e indemnizaciones	11.145.685	0	0	0	0	11.145.685
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	9.750.791	0	0	0	0	9.750.791
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	158.576	0	0	0	0	158.576

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127858 260171000 OPTIMIZACIÓN DE LA PLATAFORMA TECNOLÓGICA, EQUIPAMIENTO, SERVICIOS, TELECOMUNICACIONES E INFRAESTRUCTURA DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ. (MPPRIJP)

OBJETIVO DEL PROYECTO: MEJORAR LOS SERVICIOS QUE SE OFRECEN A LOS USUARIOS INCREMENTANDO LA EFICIENCIA DE LOS TRÁMITES ADMINISTRATIVOS Y SIMPLIFICANDO LOS PROCESOS, EN UNA SEDE MAS SEGURA.

UNIDAD DE MEDIDA: EQUIPO **META:** 941

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260171001 MODERNIZACIÓN DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MPPRIJP, PARA INCREMENTAR LA EFICIENCIA Y SIMPLIFICACIÓN DE TRÁMITES Y RECAUDOS

UNIDAD DE MEDIDA: EQUIPO **META:** 941

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.236.318	0	0	0	0	1.236.318
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**58.768.565**	**0**	**0**	**0**	**0**	**58.768.565**
402	01	00	00	Productos alimenticios y agropecuarios	171.378	0	0	0	0	171.378
402	01	01	00	Alimentos y bebidas para personas	171.378	0	0	0	0	171.378
402	03	00	00	Textiles y vestuarios	137.700	0	0	0	0	137.700
402	03	02	00	Prendas de vestir	137.700	0	0	0	0	137.700
402	05	00	00	Productos de papel, cartón e impresos	375.350	0	0	0	0	375.350
402	05	03	00	Productos de papel y cartón para oficina	323.585	0	0	0	0	323.585
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	51.765	0	0	0	0	51.765
402	06	00	00	Productos químicos y derivados	1.753.200	0	0	0	0	1.753.200
402	06	03	00	Tintas, pinturas y colorantes	1.625.000	0	0	0	0	1.625.000
402	06	08	00	Productos plásticos	128.200	0	0	0	0	128.200
402	08	00	00	Productos metálicos	1.221.587	0	0	0	0	1.221.587
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.221.587	0	0	0	0	1.221.587
402	10	00	00	Productos varios y útiles diversos	53.109.350	0	0	0	0	53.109.350
402	10	02	00	Materiales y útiles de limpieza y aseo	60.000	0	0	0	0	60.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	78.840	0	0	0	0	78.840
402	10	08	00	Materiales para equipos de computación	52.912.510	0	0	0	0	52.912.510
402	10	11	00	Materiales eléctricos	58.000	0	0	0	0	58.000
402	99	00	00	Otros materiales y suministros	2.000.000	0	0	0	0	2.000.000
402	99	01	00	Otros materiales y suministros	2.000.000	0	0	0	0	2.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**34.772.359**	**0**	**0**	**0**	**0**	**34.772.359**
403	09	00	00	Viáticos y pasajes	1.300.000	0	0	0	0	1.300.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	300.000
403	09	02	00	Viáticos y pasajes fuera del país	1.000.000	0	0	0	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127858 260171000 OPTIMIZACIÓN DE LA PLATAFORMA TECNOLÓGICA, EQUIPAMIENTO, SERVICIOS, TELECOMUNICACIONES E INFRAESTRUCTURA DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ. (MPPRIJP)

OBJETIVO DEL PROYECTO: MEJORAR LOS SERVICIOS QUE SE OFRECEN A LOS USUARIOS INCREMENTANDO LA EFICIENCIA DE LOS TRÁMITES ADMINISTRATIVOS Y SIMPLIFICANDO LOS PROCESOS, EN UNA SEDE MAS SEGURA.

UNIDAD DE MEDIDA: EQUIPO **META:** 941

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 260171001 MODERNIZACIÓN DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MPPRIJP, PARA INCREMENTAR LA EFICIENCIA Y SIMPLIFICACIÓN DE TRÁMITES Y RECAUDOS

UNIDAD DE MEDIDA: EQUIPO **META:** 941

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.000.000	0	0	0	0	2.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.000.000	0	0	0	0	2.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	13.700.000	0	0	0	0	13.700.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	13.700.000	0	0	0	0	13.700.000
403	18	00	00	Impuestos indirectos	17.186.949	0	0	0	0	17.186.949
403	18	01	00	Impuesto al valor agregado	17.186.949	0	0	0	0	17.186.949
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	105.410	0	0	0	0	105.410
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	105.410	0	0	0	0	105.410
403	99	00	00	Otros servicios no personales	480.000	0	0	0	0	480.000
403	99	01	00	Otros servicios no personales	480.000	0	0	0	0	480.000
404	**00**	**00**	**00**	**Activos reales**	**45.844.772**	**0**	**0**	**0**	**0**	**45.844.772**
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.785.000	0	0	0	0	6.785.000
404	05	01	00	Equipos de telecomunicaciones	6.785.000	0	0	0	0	6.785.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	36.617.772	0	0	0	0	36.617.772
404	09	02	00	Equipos de computación	36.617.772	0	0	0	0	36.617.772
404	12	00	00	Activos intangibles	1.642.000	0	0	0	0	1.642.000
404	12	04	00	Paquetes y programas de computación	1.642.000	0	0	0	0	1.642.000
404	99	00	00	Otros activos reales	800.000	0	0	0	0	800.000
404	99	01	00	Otros activos reales	800.000	0	0	0	0	800.000
				Totales	**224.039.426**	**0**	**0**	**0**	**0**	**224.039.426**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127858 260171000 OPTIMIZACIÓN DE LA PLATAFORMA TECNOLÓGICA, EQUIPAMIENTO, SERVICIOS, TELECOMUNICACIONES E INFRAESTRUCTURA DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ. (MPPRIJP)

OBJETIVO DEL PROYECTO: MEJORAR LOS SERVICIOS QUE SE OFRECEN A LOS USUARIOS INCREMENTANDO LA EFICIENCIA DE LOS TRÁMITES ADMINISTRATIVOS Y SIMPLIFICANDO LOS PROCESOS, EN UNA SEDE MAS SEGURA.

UNIDAD DE MEDIDA: EQUIPO **META:** 941

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 260171002 ADQUISICIÓN Y MANTENIMIENTO DE LOS EQUIPOS DE CENTRO DE DATOS Y SERVICIOS DE TELECOMUNICACIONES DEL MPPRIJP

UNIDAD DE MEDIDA: SERVICIO **META:** 5

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.159.366**	**0**	**0**	**0**	**0**	**1.159.366**
402	08	00	00	Productos metálicos	881.366	0	0	0	0	881.366
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	881.366	0	0	0	0	881.366
402	10	00	00	Productos varios y útiles diversos	21.000	0	0	0	0	21.000
402	10	11	00	Materiales eléctricos	21.000	0	0	0	0	21.000
402	99	00	00	Otros materiales y suministros	257.000	0	0	0	0	257.000
402	99	01	00	Otros materiales y suministros	257.000	0	0	0	0	257.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.362.251**	**0**	**0**	**0**	**0**	**1.362.251**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	150.000	0	0	0	0	150.000
403	10	03	00	Servicios de procesamiento de datos	150.000	0	0	0	0	150.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	840.000	0	0	0	0	840.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	840.000	0	0	0	0	840.000
403	18	00	00	Impuestos indirectos	372.251	0	0	0	0	372.251
403	18	01	00	Impuesto al valor agregado	372.251	0	0	0	0	372.251
404	**00**	**00**	**00**	**Activos reales**	**952.720**	**0**	**0**	**0**	**0**	**952.720**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	372.720	0	0	0	0	372.720
404	09	02	00	Equipos de computación	372.720	0	0	0	0	372.720
404	12	00	00	Activos intangibles	180.000	0	0	0	0	180.000
404	12	04	00	Paquetes y programas de computación	180.000	0	0	0	0	180.000
404	99	00	00	Otros activos reales	400.000	0	0	0	0	400.000
404	99	01	00	Otros activos reales	400.000	0	0	0	0	400.000
				Totales	**3.474.337**	**0**	**0**	**0**	**0**	**3.474.337**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 127858 260171000 OPTIMIZACIÓN DE LA PLATAFORMA TECNOLÓGICA, EQUIPAMIENTO, SERVICIOS, TELECOMUNICACIONES E INFRAESTRUCTURA DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ. (MPPRIJP)

OBJETIVO DEL PROYECTO: MEJORAR LOS SERVICIOS QUE SE OFRECEN A LOS USUARIOS INCREMENTANDO LA EFICIENCIA DE LOS TRÁMITES ADMINISTRATIVOS Y SIMPLIFICANDO LOS PROCESOS, EN UNA SEDE MAS SEGURA.

UNIDAD DE MEDIDA: EQUIPO **META:** 941

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 260171003 ACONDICIONAMIENTO Y EQUIPAMIENTO DE LA INFRAESTRUCTURA

UNIDAD DE MEDIDA: SEDE **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**40.000.000**	**0**	**0**	**0**	**0**	40.000.000
403	12	00	00	Conservación y reparaciones menores de obras	22.000.000	0	0	0	0	22.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	22.000.000	0	0	0	0	22.000.000
403	18	00	00	Impuestos indirectos	18.000.000	0	0	0	0	18.000.000
403	18	01	00	Impuesto al valor agregado	18.000.000	0	0	0	0	18.000.000
404	**00**	**00**	**00**	**Activos reales**	**110.000.000**	**0**	**0**	**0**	**0**	**110.000.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	40.000.000	0	0	0	0	40.000.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	40.000.000	0	0	0	0	40.000.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	40.000.000	0	0	0	0	40.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	70.000.000	0	0	0	0	70.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	70.000.000	0	0	0	0	70.000.000
				Totales	**150.000.000**	**0**	**0**	**0**	**0**	**150.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 269999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS CRÉDITOS PRESUPUESTARIOS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR

META: 4.287.137.845

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.287.137.845**	**0**	**0**	**0**	**0**	**4.287.137.845**
407	01	00	00	Transferencias y donaciones corrientes internas	4.287.137.845	0	0	0	0	4.287.137.845
407	01	03	00	Transferencias corrientes internas al sector público	4.287.137.845	0	0	0	0	4.287.137.845
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.566.642.990	0	0	0	0	3.566.642.990
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	720.494.855	0	0	0	0	720.494.855
				Totales	**4.287.137.845**	**0**	**0**	**0**	**0**	**4.287.137.845**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 269999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS CRÉDITOS PRESUPUESTARIOS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR

META: 4.287.137.845

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.287.137.845**	**0**	**0**	**0**	**0**	**4.287.137.845**
407	01	00	00	Transferencias y donaciones corrientes internas	4.287.137.845	0	0	0	0	4.287.137.845
407	01	03	00	Transferencias corrientes internas al sector público	4.287.137.845	0	0	0	0	4.287.137.845
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.566.642.990	0	0	0	0	3.566.642.990
				- A0423 Fundación Misión Identidad	658.132.485	0	0	0	0	658.132.485
				- A1342 Servicio Administrativo de Identificación, Migración y Extranjería (SAIME)	108.440.498	0	0	0	0	108.440.498
				- A1358 Universidad Nacional Experimental de la Seguridad (UNES)	1.725.608.096	0	0	0	0	1.725.608.096
				- A1605 Fundación Fondo Administrativo de Salud para el Ministerio del Poder Popular para Relaciones Interiores y Justicia, de sus Órganos y Entes Adscritos (FASMIJ)	1.074.461.911	0	0	0	0	1.074.461.911
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	720.494.855	0	0	0	0	720.494.855
				- A0054 Instituto Autónomo de Previsión Social del Cuerpo de Investigaciones Científicas, Penales y Criminalísticas	720.494.855	0	0	0	0	720.494.855
				Totales	**4.287.137.845**	**0**	**0**	**0**	**0**	**4.287.137.845**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 269999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS CRÉDITOS PRESUPUESTARIOS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.287.137.845

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 269999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO AUTÓNOMO DE PREVISIÓN SOCIAL DEL CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 720.494.855

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**720.494.855**	**0**	**0**	**0**	**0**	**720.494.855**
407	01	00	00	Transferencias y donaciones corrientes internas	720.494.855	0	0	0	0	720.494.855
407	01	03	00	Transferencias corrientes internas al sector público	720.494.855	0	0	0	0	720.494.855
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	720.494.855	0	0	0	0	720.494.855
				Totales	**720.494.855**	**0**	**0**	**0**	**0**	**720.494.855**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 269999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS CRÉDITOS PRESUPUESTARIOS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.287.137.845

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 269999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MISIÓN IDENTIDAD

UNIDAD DE MEDIDA: BOLÍVAR **META:** 658.132.485

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**658.132.485**	**0**	**0**	**0**	**0**	**658.132.485**
407	01	00	00	Transferencias y donaciones corrientes internas	658.132.485	0	0	0	0	658.132.485
407	01	03	00	Transferencias corrientes internas al sector público	658.132.485	0	0	0	0	658.132.485
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	658.132.485	0	0	0	0	658.132.485
				Totales	**658.132.485**	**0**	**0**	**0**	**0**	**658.132.485**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 269999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS CRÉDITOS PRESUPUESTARIOS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR

META: 4.287.137.845

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 269999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO ADMINISTRATIVO DE IDENTIFICACIÓN, MIGRACIÓN Y EXTRANJERÍA (SAIME)

UNIDAD DE MEDIDA: BOLÍVAR

META: 108.440.498

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**108.440.498**	**0**	**0**	**0**	**0**	**108.440.498**
407	01	00	00	Transferencias y donaciones corrientes internas	108.440.498	0	0	0	0	108.440.498
407	01	03	00	Transferencias corrientes internas al sector público	108.440.498	0	0	0	0	108.440.498
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	108.440.498	0	0	0	0	108.440.498
				Totales	**108.440.498**	**0**	**0**	**0**	**0**	**108.440.498**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 269999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS CRÉDITOS PRESUPUESTARIOS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.287.137.845

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 269999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD NACIONAL EXPERIMENTAL DE LA SEGURIDAD (UNES)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.725.608.096

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.725.608.096**	**0**	**0**	**0**	**0**	**1.725.608.096**
407	01	00	00	Transferencias y donaciones corrientes internas	1.725.608.096	0	0	0	0	1.725.608.096
407	01	03	00	Transferencias corrientes internas al sector público	1.725.608.096	0	0	0	0	1.725.608.096
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.725.608.096	0	0	0	0	1.725.608.096
				Totales	**1.725.608.096**	**0**	**0**	**0**	**0**	**1.725.608.096**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PROYECTO: 269999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS CRÉDITOS PRESUPUESTARIOS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR

META: 4.287.137.845

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 269999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN FONDO ADMINISTRATIVO DE SALUD PARA EL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA, DE SUS ÓRGANOS Y ENTES ADSCRITOS (FASMIJ)

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.074.461.911

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.074.461.911**	**0**	**0**	**0**	**0**	**1.074.461.911**
407	01	00	00	Transferencias y donaciones corrientes internas	1.074.461.911	0	0	0	0	1.074.461.911
407	01	03	00	Transferencias corrientes internas al sector público	1.074.461.911	0	0	0	0	1.074.461.911
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.074.461.911	0	0	0	0	1.074.461.911
				Totales	**1.074.461.911**	**0**	**0**	**0**	**0**	**1.074.461.911**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.965.677.836**	0	0	0	0	**1.965.677.836**
401	01	00	00	Sueldos, salarios y otras retribuciones	469.321.357	0	0	0	0	469.321.357
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	168.217.720	0	0	0	0	168.217.720
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	539.763	0	0	0	0	539.763
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	91.793.425	0	0	0	0	91.793.425
401	01	18	00	Remuneraciones al personal contratado	207.888.849	0	0	0	0	207.888.849
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	195.398.349	0	0	0	0	195.398.349
401	01	18	02	Remuneraciones por honorarios profesionales	12.490.500	0	0	0	0	12.490.500
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	330.000	0	0	0	0	330.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	112.000	0	0	0	0	112.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	439.600	0	0	0	0	439.600
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	100.600.443	0	0	0	0	100.600.443
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	55.469.675	0	0	0	0	55.469.675
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	173.342	0	0	0	0	173.342
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	44.957.426	0	0	0	0	44.957.426
401	03	00	00	Primas	461.801.607	0	0	0	0	461.801.607
401	03	02	00	Primas de transporte a empleados	99.430.538	0	0	0	0	99.430.538
401	03	03	00	Primas por hogar a empleados	63.919.669	0	0	0	0	63.919.669
401	03	04	00	Primas por hijos a empleados	1.789.000	0	0	0	0	1.789.000
401	03	08	00	Primas de profesionalización a empleados	12.019.035	0	0	0	0	12.019.035
401	03	09	00	Primas por antigüedad a empleados	64.586.827	0	0	0	0	64.586.827
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	74.068.465	0	0	0	0	74.068.465
401	03	17	00	Primas de transporte a obreros	60.799.188	0	0	0	0	60.799.188
401	03	18	00	Primas por hogar a obreros	39.085.202	0	0	0	0	39.085.202
401	03	19	00	Primas por hijos de obreros	2.280.000	0	0	0	0	2.280.000
401	03	21	00	Primas por antigüedad a obreros	33.895.212	0	0	0		33.895.212
401	03	22	00	Primas de profesionalización a obreros	1.137.268	0	0	0	0	1.137.268
401	03	31	00	Primas por riesgo al personal militar y de seguridad	36.000	0	0	0	0	36.000
401	03	37	00	Primas de transporte al personal contratado	207.807	0	0	0	0	207.807
401	03	38	00	Primas por hogar al personal contratado	133.590	0	0	0	0	133.590
401	03	39	00	Primas por hijos al personal contratado	76.400	0	0	0	0	76.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	47	00	Primas al personal de alto nivel y de dirección	409.500	0	0	0	0	409.500
401	03	95	00	Otras primas al personal de alto nivel y de dirección	819.000	0	0	0	0	819.000
401	03	96	00	Otras primas al personal contratado	7.074.014	0	0	0	0	7.074.014
401	03	97	00	Otras primas a empleados	34.892	0	0	0	0	34.892
401	04	00	00	Complementos de sueldos y salarios	252.744.690	0	0	0	0	252.744.690
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	2.987.375	0	0	0	0	2.987.375
401	04	02	00	Complemento a empleados por trabajo nocturno	2.994.354	0	0	0	0	2.994.354
401	04	03	00	Complemento a empleados por gastos de alimentación	150.000	0	0	0	0	150.000
401	04	06	00	Complemento a empleados por comisión de servicios	3.841.936	0	0	0	0	3.841.936
401	04	08	00	Bono compensatorio de alimentación a empleados	92.218.536	0	0	0	0	92.218.536
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.459.087	0	0	0	0	1.459.087
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	2.880.439	0	0	0	0	2.880.439
401	04	16	00	Complemento a obreros por gastos de alimentación	20.250	0	0	0	0	20.250
401	04	17	00	Complemento a obreros por gastos de transporte	375.000	0	0	0	0	375.000
401	04	18	00	Bono compensatorio de alimentación a obreros	46.777.500	0	0	0	0	46.777.500
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	2.317.274	0	0	0	0	2.317.274
401	04	26	00	Bono compensatorio de alimentación al personal contratado	84.047.625	0	0	0	0	84.047.625
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	40.500	0	0	0	0	40.500
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	40.500	0	0	0	0	40.500
401	04	96	00	Otros complementos a empleados	3.751.514	0	0	0	0	3.751.514
401	04	97	00	Otros complementos a obreros	6.142.800	0	0	0	0	6.142.800
401	04	98	00	Otros complementos al personal contratado	2.700.000	0	0	0	0	2.700.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	100.651.626	0	0	0	0	100.651.626
401	05	03	00	Bono vacacional a empleados	59.143.587	0	0	0	0	59.143.587
401	05	06	00	Bono vacacional a obreros	30.438.634	0	0	0	0	30.438.634
401	05	08	00	Bono vacacional al personal contratado	10.955.190	0	0	0	0	10.955.190
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	9.333	0	0	0	0	9.333
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	104.882	0	0	0	0	104.882
401	06	00	00	Aportes patronales y legales	184.225.996	0	0	0	0	184.225.996
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	58.552.155	0	0	0	0	58.552.155
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	16.285.254	0	0	0	0	16.285.254

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	10.645.845	0	0	0	0	10.645.845
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	11.828.717	0	0	0	0	11.828.717
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	30.134.251	0	0	0	0	30.134.251
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	8.218.431	0	0	0	0	8.218.431
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	5.478.958	0	0	0	0	5.478.958
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	6.087.726	0	0	0	0	6.087.726
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	22.317.918	0	0	0	0	22.317.918
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	4.325.129	0	0	0	0	4.325.129
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	4.072.877	0	0	0	0	4.072.877
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	12.320	0	0	0	0	12.320
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.360	0	0	0	0	3.360
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.427	0	0	0	0	2.427
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	2.240	0	0	0	0	2.240
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	138.446	0	0	0	0	138.446
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	37.758	0	0	0	0	37.758
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	27.270	0	0	0	0	27.270
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	25.172	0	0	0	0	25.172
401	06	95	00	Otros aportes legales por personal contratado	6.029.742	0	0	0	0	6.029.742
401	07	00	00	Asistencia socio-económica	186.923.187	0	0	0	0	186.923.187
401	07	01	00	Capacitación y adiestramiento a empleados	870.000	0	0	0	0	870.000
401	07	02	00	Becas a empleados	3.522.366	0	0	0	0	3.522.366
401	07	03	00	Ayudas por matrimonio a empleados	60.500	0	0	0	0	60.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	70.000	0	0	0	0	70.000
401	07	05	00	Ayudas por defunción a empleados	245.000	0	0	0	0	245.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	3.750.000	0	0	0	0	3.750.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	80.801.443	0	0	0	0	80.801.443
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	33.175	0	0	0	0	33.175
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.849.923	0	0	0	0	2.849.923
401	07	18	00	Becas a obreros	3.405.150	0	0	0	0	3.405.150

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	19	00	Ayudas por matrimonio de obreros	48.750	0	0	0	0	48.750
401	07	20	00	Ayudas por nacimiento de hijos de obreros	59.000	0	0	0	0	59.000
401	07	21	00	Ayudas por defunción a obreros	203.750	0	0	0	0	203.750
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.625.000	0	0	0	0	2.625.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	41.092.159	0	0	0	0	41.092.159
401	07	26	00	Dotación de uniformes a obreros	20.222.071	0	0	0	0	20.222.071
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.879.168	0	0	0	0	1.879.168
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	16.800	0	0	0	0	16.800
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	175.000	0	0	0	0	175.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	188.790	0	0	0	0	188.790
401	07	74	00	Capacitación y adiestramiento al personal contratado	2.021.862	0	0	0	0	2.021.862
401	07	75	00	Becas al personal contratado	3.647.850	0	0	0	0	3.647.850
401	07	76	00	Ayudas por matrimonio al personal contratado	333.750	0	0	0	0	333.750
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	570.000	0	0	0	0	570.000
401	07	78	00	Ayudas por defunción al personal contratado	1.184.750	0	0	0	0	1.184.750
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	1.875.000	0	0	0	0	1.875.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	10.737.530	0	0	0	0	10.737.530
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	165.100	0	0	0	0	165.100
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	3.431.800	0	0	0	0	3.431.800
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	174.000	0	0	0	0	174.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	288.000	0	0	0	0	288.000
401	07	96	00	Otras subvenciones a empleados	350.000	0	0	0	0	350.000
401	07	97	00	Otras subvenciones a obreros	25.500	0	0	0	0	25.500
401	08	00	00	Prestaciones sociales e indemnizaciones	209.198.930	0	0	0	0	209.198.930
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	113.326.354	0	0	0	0	113.326.354
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	57.359.444	0	0	0	0	57.359.444
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	38.141.927	0	0	0	0	38.141.927
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	30.333	0	0	0	0	30.333
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	340.872	0	0	0	0	340.872
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	210.000	0	0	0	0	210.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	210.000	0	0	0	0	210.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**7.073.352**	**0**	**0**	**0**	**0**	**7.073.352**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.732.819	0	0	0	0	2.732.819
403	10	07	00	Servicios de capacitación y adiestramiento	2.732.819	0	0	0	0	2.732.819
403	18	00	00	Impuestos indirectos	54.400	0	0	0	0	54.400
403	18	01	00	Impuesto al valor agregado	54.400	0	0	0	0	54.400
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.286.133	0	0	0	0	4.286.133
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.286.133	0	0	0	0	4.286.133
				Totales	**1.972.751.188**	**0**	**0**	**0**	**0**	**1.972.751.188**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 260001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**1.965.677.836**	0	0	0	0	**1.965.677.836**
401	01	00	00	Sueldos, salarios y otras retribuciones	469.321.357	0	0	0	0	469.321.357
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	168.217.720	0	0	0	0	168.217.720
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	539.763	0	0	0	0	539.763
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	91.793.425	0	0	0	0	91.793.425
401	01	18	00	Remuneraciones al personal contratado	207.888.849	0	0	0	0	207.888.849
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	195.398.349	0	0	0	0	195.398.349
401	01	18	02	Remuneraciones por honorarios profesionales	12.490.500	0	0	0	0	12.490.500
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	330.000	0	0	0	0	330.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	112.000	0	0	0	0	112.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	439.600	0	0	0	0	439.600
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	100.600.443	0	0	0	0	100.600.443
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	55.469.675	0	0	0	0	55.469.675
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	173.342	0	0	0	0	173.342
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	44.957.426	0	0	0	0	44.957.426
401	03	00	00	Primas	461.801.607	0	0	0	0	461.801.607
401	03	02	00	Primas de transporte a empleados	99.430.538	0	0	0	0	99.430.538
401	03	03	00	Primas por hogar a empleados	63.919.669	0	0	0	0	63.919.669
401	03	04	00	Primas por hijos a empleados	1.789.000	0	0	0	0	1.789.000
401	03	08	00	Primas de profesionalización a empleados	12.019.035	0	0	0	0	12.019.035
401	03	09	00	Primas por antigüedad a empleados	64.586.827	0	0	0	0	64.586.827
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	74.068.465	0	0	0	0	74.068.465
401	03	17	00	Primas de transporte a obreros	60.799.188	0	0	0	0	60.799.188
401	03	18	00	Primas por hogar a obreros	39.085.202	0	0	0	0	39.085.202
401	03	19	00	Primas por hijos de obreros	2.280.000	0	0	0	0	2.280.000
401	03	21	00	Primas por antigüedad a obreros	33.895.212	0	0	0	0	33.895.212
401	03	22	00	Primas de profesionalización a obreros	1.137.268	0	0	0	0	1.137.268

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 260001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	31	00	Primas por riesgo al personal militar y de seguridad	36.000	0	0	0	0	36.000
401	03	37	00	Primas de transporte al personal contratado	207.807	0	0	0	0	207.807
401	03	38	00	Primas por hogar al personal contratado	133.590	0	0	0	0	133.590
401	03	39	00	Primas por hijos al personal contratado	76.400	0	0	0	0	76.400
401	03	47	00	Primas al personal de alto nivel y de dirección	409.500	0	0	0	0	409.500
401	03	95	00	Otras primas al personal de alto nivel y de dirección	819.000	0	0	0	0	819.000
401	03	96	00	Otras primas al personal contratado	7.074.014	0	0	0	0	7.074.014
401	03	97	00	Otras primas a empleados	34.892	0	0	0	0	34.892
401	04	00	00	Complementos de sueldos y salarios	252.744.690	0	0	0	0	252.744.690
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	2.987.375	0	0	0	0	2.987.375
401	04	02	00	Complemento a empleados por trabajo nocturno	2.994.354	0	0	0	0	2.994.354
401	04	03	00	Complemento a empleados por gastos de alimentación	150.000	0	0	0	0	150.000
401	04	06	00	Complemento a empleados por comisión de servicios	3.841.936	0	0	0	0	3.841.936
401	04	08	00	Bono compensatorio de alimentación a empleados	92.218.536	0	0	0	0	92.218.536
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.459.087	0	0	0	0	1.459.087
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	2.880.439	0	0	0	0	2.880.439
401	04	16	00	Complemento a obreros por gastos de alimentación	20.250	0	0	0	0	20.250
401	04	17	00	Complemento a obreros por gastos de transporte	375.000	0	0	0	0	375.000
401	04	18	00	Bono compensatorio de alimentación a obreros	46.777.500	0	0	0	0	46.777.500
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	2.317.274	0	0	0	0	2.317.274
401	04	26	00	Bono compensatorio de alimentación al personal contratado	84.047.625	0	0	0	0	84.047.625
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	40.500	0	0	0	0	40.500
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	40.500	0	0	0	0	40.500
401	04	96	00	Otros complementos a empleados	3.751.514	0	0	0	0	3.751.514
401	04	97	00	Otros complementos a obreros	6.142.800	0	0	0	0	6.142.800
401	04	98	00	Otros complementos al personal contratado	2.700.000	0	0	0	0	2.700.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	100.651.626	0	0	0	0	100.651.626

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 260001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	03	00	Bono vacacional a empleados	59.143.587	0	0	0	0	59.143.587
401	05	06	00	Bono vacacional a obreros	30.438.634	0	0	0	0	30.438.634
401	05	08	00	Bono vacacional al personal contratado	10.955.190	0	0	0	0	10.955.190
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	9.333	0	0	0	0	9.333
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	104.882	0	0	0	0	104.882
401	06	00	00	Aportes patronales y legales	184.225.996	0	0	0	0	184.225.996
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	58.552.155	0	0	0	0	58.552.155
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	16.285.254	0	0	0	0	16.285.254
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	10.645.845	0	0	0	0	10.645.845
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	11.828.717	0	0	0	0	11.828.717
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	30.134.251	0	0	0	0	30.134.251
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	8.218.431	0	0	0	0	8.218.431
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	5.478.958	0	0	0	0	5.478.958
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	6.087.726	0	0	0	0	6.087.726
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	22.317.918	0	0	0	0	22.317.918
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	4.325.129	0	0	0	0	4.325.129
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	4.072.877	0	0	0	0	4.072.877
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	12.320	0	0	0	0	12.320
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.360	0	0	0	0	3.360
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.427	0	0	0	0	2.427
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	2.240	0	0	0	0	2.240
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	138.446	0	0	0	0	138.446
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	37.758	0	0	0	0	37.758
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	27.270	0	0	0	0	27.270
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	25.172	0	0	0	0	25.172

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 260001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	95	00	Otros aportes legales por personal contratado	6.029.742	0	0	0	0	6.029.742
401	07	00	00	Asistencia socio-económica	186.923.187	0	0	0	0	186.923.187
401	07	01	00	Capacitación y adiestramiento a empleados	870.000	0	0	0	0	870.000
401	07	02	00	Becas a empleados	3.522.366	0	0	0	0	3.522.366
401	07	03	00	Ayudas por matrimonio a empleados	60.500	0	0	0	0	60.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	70.000	0	0	0	0	70.000
401	07	05	00	Ayudas por defunción a empleados	245.000	0	0	0	0	245.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	3.750.000	0	0	0	0	3.750.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	80.801.443	0	0	0	0	80.801.443
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	33.175	0	0	0	0	33.175
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.849.923	0	0	0	0	2.849.923
401	07	18	00	Becas a obreros	3.405.150	0	0	0	0	3.405.150
401	07	19	00	Ayudas por matrimonio de obreros	48.750	0	0	0	0	48.750
401	07	20	00	Ayudas por nacimiento de hijos de obreros	59.000	0	0	0	0	59.000
401	07	21	00	Ayudas por defunción a obreros	203.750	0	0	0	0	203.750
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.625.000	0	0	0	0	2.625.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	41.092.159	0	0	0	0	41.092.159
401	07	26	00	Dotación de uniformes a obreros	20.222.071	0	0	0	0	20.222.071
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.879.168	0	0	0	0	1.879.168
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	16.800	0	0	0	0	16.800
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	175.000	0	0	0	0	175.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	188.790	0	0	0	0	188.790
401	07	74	00	Capacitación y adiestramiento al personal contratado	2.021.862	0	0	0	0	2.021.862
401	07	75	00	Becas al personal contratado	3.647.850	0	0	0	0	3.647.850
401	07	76	00	Ayudas por matrimonio al personal contratado	333.750	0	0	0	0	333.750
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	570.000	0	0	0	0	570.000
401	07	78	00	Ayudas por defunción al personal contratado	1.184.750	0	0	0	0	1.184.750

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 260001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	1.875.000	0	0	0	0	1.875.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	10.737.530	0	0	0	0	10.737.530
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	165.100	0	0	0	0	165.100
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	3.431.800	0	0	0	0	3.431.800
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	174.000	0	0	0	0	174.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	288.000	0	0	0	0	288.000
401	07	96	00	Otras subvenciones a empleados	350.000	0	0	0	0	350.000
401	07	97	00	Otras subvenciones a obreros	25.500	0	0	0	0	25.500
401	08	00	00	Prestaciones sociales e indemnizaciones	209.198.930	0	0	0	0	209.198.930
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	113.326.354	0	0	0	0	113.326.354
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	57.359.444	0	0	0	0	57.359.444
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	38.141.927	0	0	0	0	38.141.927
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	30.333	0	0	0	0	30.333
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	340.872	0	0	0	0	340.872
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	210.000	0	0	0	0	210.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	210.000	0	0	0	0	210.000
403	**00**	**00**	**00**	**Servicios no personales**	**7.073.352**	**0**	**0**	**0**	**0**	**7.073.352**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.732.819	0	0	0	0	2.732.819
403	10	07	00	Servicios de capacitación y adiestramiento	2.732.819	0	0	0	0	2.732.819
403	18	00	00	Impuestos indirectos	54.400	0	0	0	0	54.400
403	18	01	00	Impuesto al valor agregado	54.400	0	0	0	0	54.400
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.286.133	0	0	0	0	4.286.133
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.286.133	0	0	0	0	4.286.133
				Totales	**1.972.751.188**	**0**	**0**	**0**	**0**	**1.972.751.188**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**928.108.200**	0	**0**	**0**	0	**928.108.200**
402	01	00	00	Productos alimenticios y agropecuarios	55.219.274	0	0	0	0	55.219.274
402	01	01	00	Alimentos y bebidas para personas	55.219.274	0	0	0	0	55.219.274
402	02	00	00	Productos de minas, canteras y yacimientos	61.829	0	0	0	0	61.829
402	02	05	00	Piedra, arcilla, arena y tierra	61.829	0	0	0	0	61.829
402	03	00	00	Textiles y vestuarios	53.717.397	0	0	0	0	53.717.397
402	03	01	00	Textiles	3.064.124	0	0	0	0	3.064.124
402	03	02	00	Prendas de vestir	43.401.913	0	0	0	0	43.401.913
402	03	03	00	Calzados	7.200.000	0	0	0	0	7.200.000
402	03	99	00	Otros productos textiles y vestuarios	51.360	0	0	0	0	51.360
402	04	00	00	Productos de cuero y caucho	40.324.996	0	0	0	0	40.324.996
402	04	03	00	Cauchos y tripas para vehículos	40.324.996	0	0	0	0	40.324.996
402	05	00	00	Productos de papel, cartón e impresos	447.024.671	0	0	0	0	447.024.671
402	05	01	00	Pulpa de madera, papel y cartón	25.442.140	0	0	0	0	25.442.140
402	05	02	00	Envases y cajas de papel y cartón	324.550	0	0	0	0	324.550
402	05	03	00	Productos de papel y cartón para oficina	297.813.797	0	0	0	0	297.813.797
402	05	04	00	Libros, revistas y periódicos	870 978	0	0	0	0	870.978
402	05	05	00	Material de enseñanza	872.404	0	0	0	0	872.404
402	05	06	00	Productos de papel y cartón para computación	119.518.635	0	0	0	0	119.518.635
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.148.927	0	0	0	0	2.148.927
402	05	99	00	Otros productos de pulpa, papel y cartón	33.240	0	0	0	0	33.240
402	06	00	00	Productos químicos y derivados	78.569.232	0	0	0	0	78.569.232
402	06	01	00	Sustancias químicas y de uso industrial	4.774.140	0	0	0	0	4.774.140
402	06	02	00	Abonos, plaguicidas y otros	56.831	0	0	0	0	56.831
402	06	03	00	Tintas, pinturas y colorantes	9.531.085	0	0	0	0	9.531.085
402	06	04	00	Productos farmacéuticos y medicamentos	8.566.818	0	0	0	0	8.566.818
402	06	05	00	Productos de tocador	58.356	0	0	0	0	58.356
402	06	06	00	Combustibles y lubricantes	5.607.313	0	0	0	0	5.607.313
402	06	08	00	Productos plásticos	49.974.689	0	0	0	0	49.974.689
402	07	00	00	Productos minerales no metálicos	2.072.025	0	0	0	0	2.072.025
402	07	02	00	Vidrios y productos de vidrio	1.741.200	0	0	0	0	1.741.200
402	07	04	00	Cemento, cal y yeso	330.825	0	0	0	0	330.825
402	08	00	00	Productos metálicos	46.379.115	0	0	0	0	46.379.115

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	01	00	Productos primarios de hierro y acero	2.610.000	0	0	0	0	2.610.000
402	08	02	00	Productos de metales no ferrosos	5.347.294	0	0	0	0	5.347.294
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	15.309.138	0	0	0	0	15.309.138
402	08	04	00	Productos metálicos estructurales	710.000	0	0	0	0	710.000
402	08	05	00	Materiales de orden público, seguridad y defensa	5.804.999	0	0	0	0	5.804.999
402	08	07	00	Material de señalamiento	227.700	0	0	0	0	227.700
402	08	09	00	Repuestos y accesorios para equipos de transporte	14.664.918	0	0	0	0	14.664.918
402	08	10	00	Repuestos y accesorios para otros equipos	1.705.066	0	0	0	0	1.705.066
402	09	00	00	Productos de madera	222.013	0	0	0	0	222.013
402	09	01	00	Productos primarios de madera	222.013	0	0	0	0	222.013
402	10	00	00	Productos varios y útiles diversos	190.924.961	0	0	0	0	190.924.961
402	10	01	00	Artículos de deporte, recreación y juguetes	5.660.828	0	0	0	0	5.660.828
402	10	02	00	Materiales y útiles de limpieza y aseo	32.321.458	0	0	0	0	32.321.458
402	10	03	00	Utensilios de cocina y comedor	5.241.900	0	0	0	0	5.241.900
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	41.195.866	0	0	0	0	41.195.866
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	23.355.610	0	0	0	0	23.355.610
402	10	06	00	Condecoraciones, ofrendas y similares	4.909.765	0	0	0	0	4.909.765
402	10	07	00	Productos de seguridad en el trabajo	2.755.914	0	0	0	0	2.755.914
402	10	08	00	Materiales para equipos de computación	67.613.839	0	0	0	0	67.613.839
402	10	11	00	Materiales eléctricos	5.278.545	0	0	0	0	5.278.545
402	10	12	00	Materiales para instalaciones sanitarias	1.984.899	0	0	0	0	1.984.899
402	10	13	00	Materiales fotográficos	200.000	0	0	0	0	200.000
402	10	99	00	Otros productos y útiles diversos	406.337	0	0	0	0	406.337
402	99	00	00	Otros materiales y suministros	13.592.687	0	0	0	0	13.592.687
402	99	01	00	Otros materiales y suministros	13.592.687	0	0	0	0	13.592.687
403	**00**	**00**	**00**	**Servicios no personales**	**495.961.709**	0	0	0	0	**495.961.709**
403	01	00	00	Alquileres de inmuebles	2.456.395	0	0	0	0	2.456.395
403	01	01	00	Alquileres de edificios y locales	2.456.395	0	0	0	0	2.456.395
403	02	00	00	Alquileres de maquinaria y equipos	24.155.829	0	0	0	0	24.155.829
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	24.155.829	0	0	0	0	24.155.829
403	03	00	00	Derechos sobre bienes intangibles	850.000	0	0	0	0	850.000
403	03	03	00	Paquetes y programas de computación	850.000	0	0	0	0	850.000
403	04	00	00	Servicios básicos	91.431.750	0	0	0	0	91.431.750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	01	00	Electricidad	7.289.022	0	0	0	0	7.289.022
403	04	02	00	Gas	360	0	0	0	0	360
403	04	03	00	Agua	7.078.140	0	0	0	0	7.078.140
403	04	04	00	Teléfonos	24.018.107	0	0	0	0	24.018.107
403	04	04	01	Servicios de telefonía prestados por organismos públicos	14.947.211	0	0	0	0	14.947.211
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	9.070.896	0	0	0	0	9.070.896
403	04	05	00	Servicio de comunicaciones	47.380.872	0	0	0	0	47.380.872
403	04	06	00	Servicio de aseo urbano y domiciliario	3.101.070	0	0	0	0	3.101.070
403	04	07	00	Servicio de condominio	2.564.179	0	0	0	0	2.564.179
403	06	00	00	Servicios de transporte y almacenaje	2.239.118	0	0	0	0	2.239.118
403	06	01	00	Fletes y embalajes	1.055.018	0	0	0	0	1.055.018
403	06	03	00	Estacionamiento	83.100	0	0	0	0	83.100
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.101.000	0	0	0	0	1.101.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	40.016.876	0	0	0	0	40.016.876
403	07	01	00	Publicidad y propaganda	2.211.970	0	0	0	0	2.211.970
403	07	02	00	Imprenta y reproducción	22.683.406	0	0	0	0	22.683.406
403	07	03	00	Relaciones sociales	10.341.500	0	0	0	0	10.341.500
403	07	04	00	Avisos	4.780.000	0	0	0	0	4.780.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	28.739.502	0	0	0	0	28.739.502
403	08	01	00	Primas y gastos de seguros	27.396.632	0	0	0	0	27.396.632
403	08	02	00	Comisiones y gastos bancarios	1.273.620	0	0	0	0	1.273.620
403	08	03	00	Comisiones y gastos de adquisición de seguros	69.250	0	0	0	0	69.250
403	09	00	00	Viáticos y pasajes	88.795.150	0	0	0	0	88.795.150
403	09	01	00	Viáticos y pasajes dentro del país	42.475.607	0	0	0	0	42.475.607
403	09	02	00	Viáticos y pasajes fuera del país	46.319.543	0	0	0	0	46.319.543
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	5.905.283	0	0	0	0	5.905.283
403	10	01	00	Servicios jurídicos	304.000	0	0	0	0	304.000
403	10	02	00	Servicios de contabilidad y auditoría	50.000	0	0	0	0	50.000
403	10	03	00	Servicios de procesamiento de datos	254.000	0	0	0	0	254.000
403	10	09	00	Servicios de lavandería y tintorería	647.300	0	0	0	0	647.300
403	10	11	00	Servicios para la elaboración y suministro de comida	20.000	0	0	0	0	20.000
403	10	99	00	Otros servicios profesionales y técnicos	4.629.983	0	0	0	0	4.629.983
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	42.447.894	0	0	0	0	42.447.894

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	100.000	0	0	0	0	100.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	19.385.418	0	0	0	0	19.385.418
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	2.000.000	0	0	0	0	2.000.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	1.750.000	0	0	0	0	1.750.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	18.753.201	0	0	0	0	18.753.201
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	459.275	0	0	0	0	459.275
403	12	00	00	Conservación y reparaciones menores de obras	6.504.000	0	0	0	0	6.504.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	6.504.000	0	0	0	0	6.504.000
403	15	00	00	Servicios fiscales	2.410	0	0	0	0	2.410
403	15	02	00	Tasas y otros derechos obligatorios	2.410	0	0	0	0	2.410
403	18	00	00	Impuestos indirectos	124.570.582	0	0	0	0	124.570.582
403	18	01	00	Impuesto al valor agregado	124.570.582	0	0	0	0	124.570.582
403	99	00	00	Otros servicios no personales	37.846.920	0	0	0	0	37.846.920
403	99	01	00	Otros servicios no personales	37.846.920	0	0	0	0	37.846.920
404	**00**	**00**	**00**	**Activos reales**	**130.079.294**	**0**	**0**	**0**	**0**	**130.079.294**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	25.450.000	0	0	0	0	25.450.000
404	01	01	00	Repuestos mayores	270.000	0	0	0	0	270.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	270.000	0	0	0	0	270.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	25.180.000	0	0	0	0	25.180.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	18.200.000	0	0	0	0	18.200.000
404	01	02	04	Reparaciones, mejoras y adiciones mayores de equipos médico-quirúrgicos, dentales y de veterinaria	3.080.000	0	0	0	0	3.080.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	3.900.000	0	0	0	0	3.900.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.780.400	0	0	0	0	4.780.400
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	595.000	0	0	0	0	595.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.324.000	0	0	0	0	3.324.000
404	03	06	00	Maquinaria y equipos de energía	360.000	0	0	0	0	360.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	501.400	0	0	0	0	501.400
404	04	00	00	Equipos de transporte, tracción y elevación	277.700	0	0	0	0	277.700
404	04	05	00	Vehículos de tracción no motorizados	277.700	0	0	0	0	277.700
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.063.058	0	0	0	0	5.063.058
404	05	01	00	Equipos de telecomunicaciones	5.063.058	0	0	0	0	5.063.058

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	13.215.240	0	0	0	0	13.215.240
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	13.215.240	0	0	0	0	13.215.240
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	7.758.396	0	0	0	0	7.758.396
404	07	01	00	Equipos científicos y de laboratorio	2.852.000	0	0	0	0	2.852.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.462.200	0	0	0	0	2.462.200
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	77.600	0	0	0	0	77.600
404	07	06	00	Instrumentos musicales y equipos de audio	2.366.596	0	0	0	0	2.366.596
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	12.460.000	0	0	0	0	12.460.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	12.460.000	0	0	0	0	12.460.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	58.107.000	0	0	0	0	58.107.000
404	09	01	00	Mobiliario y equipos de oficina	13.084.727	0	0	0	0	13.084.727
404	09	02	00	Equipos de computación	18.146.782	0	0	0	0	18.146.782
404	09	03	00	Mobiliario y equipos de alojamiento	26.176.491	0	0	0	0	26.176.491
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	699.000	0	0	0	0	699.000
404	12	00	00	Activos intangibles	566.000	0	0	0	0	566.000
404	12	04	00	Paquetes y programas de computación	566.000	0	0	0	0	566.000
404	99	00	00	Otros activos reales	2.401.500	0	0	0	0	2.401.500
404	99	01	00	Otros activos reales	2.401.500	0	0	0	0	2.401.500
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**154.187.031**	**0**	**0**	**0**	**0**	**154.187.031**
406	01	00	00	Gastos de defensa y seguridad del Estado	154.187.031	0	0	0	0	154.187.031
406	01	01	00	Gastos de defensa y seguridad del Estado	154.187.031	0	0	0	0	154.187.031
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.282.738.084**	**0**	**0**	**0**	**0**	**1.282.738.084**
407	01	00	00	Transferencias y donaciones corrientes internas	1.282.738.084	0	0	0	0	1.282.738.084
407	01	01	00	Transferencias corrientes internas al sector privado	480.000	0	0	0	0	480.000
407	01	01	76	Subsidios a entidades religiosas	480.000	0	0	0	0	480.000
407	01	02	00	Donaciones corrientes internas al sector privado	2.660.030	0	0	0	0	2.660.030
407	01	02	01	Donaciones corrientes a personas	2.660.030	0	0	0	0	2.660.030
407	01	03	00	Transferencias corrientes internas al sector público	1.279.598.054	0	0	0	0	1.279.598.054
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.279.598.054	0	0	0	0	1.279.598.054
411	**00**	**00**	**00**	**Disminución de pasivos**	**32.000.000**	**0**	**0**	**0**	**0**	**32.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	32.000.000	0	0	0	0	32.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	32.000.000	0	0	0	0	32.000.000
				Totales	**3.023.074.318**	**0**	**0**	**0**	**0**	**3.023.074.318**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.280.078.054**	**0**	**0**	**0**	**0**	**1.280.078.054**
407	01	00	00	Transferencias y donaciones corrientes internas	1.280.078.054	0	0	0	0	1.280.078.054
407	01	01	00	Transferencias corrientes internas al sector privado	480.000	0	0	0		480.000
407	01	01	76	Subsidios a entidades religiosas	480.000	0	0	0	0	480.000
				- S0871 Otras ayudas para reparar edificaciones Eclesiásticas	480.000	0	0	0	0	480.000
407	01	03	00	Transferencias corrientes internas al sector público	1.279.598.054	0	0	0	0	1.279.598.054
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.279.598.054	0	0	0	0	1.279.598.054
				- A0145 Comisión Nacional de Casinos, Salas de Bingo y Máquinas Traganíqueles	50.806.896	0	0	0	0	50.806.896
				- A0538 Instituto Nacional contra la Discriminación Racial	55.939.845	0	0	0	0	55.939.845
				- A0554 Servicio Nacional para el Desarme	85.618.455	0	0	0	0	85.618.455
				- A1342 Servicio Administrativo de Identificación, Migración y Extranjería (SAIME)	296.148.001	0	0	0	0	296.148.001
				- A1358 Universidad Nacional Experimental de la Seguridad (UNES)	680.992.540	0	0	0	0	680.992.540
				- A1605 Fundación Fondo Administrativo de Salud para el Ministerio del Poder Popular para Relaciones Interiores y Justicia, de sus Órganos y Entes Adscritos (FASMIJ)	110.092.317	0	0	0	0	110.092.317
				Totales	**1.280.078.054**	0	0	0	0	1.280.078.054

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 260002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**928.108.200**	**0**	**0**	0	0	**928.108.200**
402	01	00	00	Productos alimenticios y agropecuarios	55.219.274	0	0	0	0	55.219.274
402	01	01	00	Alimentos y bebidas para personas	55.219.274	0	0	0	0	55.219.274
402	02	00	00	Productos de minas, canteras y yacimientos	61.829	0	0	0	0	61.829
402	02	05	00	Piedra, arcilla, arena y tierra	61.829	0	0	0	0	61.829
402	03	00	00	Textiles y vestuarios	53.717.397	0	0	0	0	53.717.397
402	03	01	00	Textiles	3.064.124	0	0	0	0	3.064.124
402	03	02	00	Prendas de vestir	43.401.913	0	0	0	0	43.401.913
402	03	03	00	Calzados	7.200.000	0	0	0	0	7.200.000
402	03	99	00	Otros productos textiles y vestuarios	51.360	0	0	0	0	51.360
402	04	00	00	Productos de cuero y caucho	40.324.996	0	0	0	0	40.324.996
402	04	03	00	Cauchos y tripas para vehículos	40.324.996	0	0	0	0	40.324.996
402	05	00	00	Productos de papel, cartón e impresos	447.024.671	0	0	0	0	447.024.671
402	05	01	00	Pulpa de madera, papel y cartón	25.442.140	0	0	0	0	25.442.140
402	05	02	00	Envases y cajas de papel y cartón	324.550	0	0	0	0	324.550
402	05	03	00	Productos de papel y cartón para oficina	297.813.797	0	0	0	0	297.813.797
402	05	04	00	Libros, revistas y periódicos	870.978	0	0	0	0	870.978
402	05	05	00	Material de enseñanza	872.404	0	0	0	0	872.404
402	05	06	00	Productos de papel y cartón para computación	119.518.635	0	0	0	0	119.518.635
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.148.927	0	0	0	0	2.148.927
402	05	99	00	Otros productos de pulpa, papel y cartón	33.240	0	0	0	0	33.240
402	06	00	00	Productos químicos y derivados	78.569.232	0	0	0	0	78.569.232
402	06	01	00	Sustancias químicas y de uso industrial	4.774.140	0	0	0	0	4.774.140
402	06	02	00	Abonos, plaguicidas y otros	56.831	0	0	0	0	56.831
402	06	03	00	Tintas, pinturas y colorantes	9.531.085	0	0	0	0	9.531.085
402	06	04	00	Productos farmacéuticos y medicamentos	8.566.818	0	0	0	0	8.566.818
402	06	05	00	Productos de tocador	58.356	0	0	0	0	58.356
402	06	06	00	Combustibles y lubricantes	5.607.313	0	0	0	0	5.607.313

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 260002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	08	00	Productos plásticos	49.974.689	0	0	0	0	49.974.689
402	07	00	00	Productos minerales no metálicos	2.072.025	0	0	0	0	2.072.025
402	07	02	00	Vidrios y productos de vidrio	1.741.200	0	0	0	0	1.741.200
402	07	04	00	Cemento, cal y yeso	330.825	0	0	0	0	330.825
402	08	00	00	Productos metálicos	46.379.115	0	0	0	0	46.379.115
402	08	01	00	Productos primarios de hierro y acero	2.610.000	0	0	0	0	2.610.000
402	08	02	00	Productos de metales no ferrosos	5.347.294	0	0	0	0	5.347.294
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	15.309.138	0	0	0	0	15.309.138
402	08	04	00	Productos metálicos estructurales	710.000	0	0	0	0	710.000
402	08	05	00	Materiales de orden público, seguridad y defensa	5.804.999	0	0	0	0	5.804.999
402	08	07	00	Material de señalamiento	227.700	0	0	0	0	227.700
402	08	09	00	Repuestos y accesorios para equipos de transporte	14.664.918	0	0	0	0	14.664.918
402	08	10	00	Repuestos y accesorios para otros equipos	1.705.066	0	0	0	0	1.705.066
402	09	00	00	Productos de madera	222.013	0	0	0	0	222.013
402	09	01	00	Productos primarios de madera	222.013	0	0	0	0	222.013
402	10	00	00	Productos varios y útiles diversos	190.924.961	0	0	0	0	190.924.961
402	10	01	00	Artículos de deporte, recreación y juguetes	5.660.828	0	0	0	0	5.660.828
402	10	02	00	Materiales y útiles de limpieza y aseo	32.321.458	0	0	0	0	32.321.458
402	10	03	00	Utensilios de cocina y comedor	5.241.900	0	0	0	0	5.241.900
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	41.195.866	0	0	0	0	41.195.866
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	23.355.610	0	0	0	0	23.355.610
402	10	06	00	Condecoraciones, ofrendas y similares	4.909.765	0	0	0	0	4.909.765
402	10	07	00	Productos de seguridad en el trabajo	2.755.914	0	0	0	0	2.755.914
402	10	08	00	Materiales para equipos de computación	67.613.839	0	0	0	0	67.613.839
402	10	11	00	Materiales eléctricos	5.278.545	0	0	0	0	5.278.545
402	10	12	00	Materiales para instalaciones sanitarias	1.984.899	0	0	0	0	1.984.899
402	10	13	00	Materiales fotográficos	200.000	0	0	0	0	200.000
402	10	99	00	Otros productos y útiles diversos	406.337	0	0	0	0	406.337

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 260002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	99	00	00	Otros materiales y suministros	13.592.687	0	0	0	0	13.592.687
402	99	01	00	Otros materiales y suministros	13.592.687	0	0	0	0	13.592.687
403	**00**	**00**	**00**	**Servicios no personales**	**495.961.709**	**0**	**0**	**0**	**0**	**495.961.709**
403	01	00	00	Alquileres de inmuebles	2.456.395	0	0	0	0	2.456.395
403	01	01	00	Alquileres de edificios y locales	2.456.395	0	0	0	0	2.456.395
403	02	00	00	Alquileres de maquinaria y equipos	24.155.829	0	0	0	0	24.155.829
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	24.155.829	0	0	0	0	24.155.829
403	03	00	00	Derechos sobre bienes intangibles	850.000	0	0	0	0	850.000
403	03	03	00	Paquetes y programas de computación	850.000	0	0	0	0	850.000
403	04	00	00	Servicios básicos	91.431.750	0	0	0	0	91.431.750
403	04	01	00	Electricidad	7.289.022	0	0	0	0	7.289.022
403	04	02	00	Gas	360	0	0	0	0	360
403	04	03	00	Agua	7.078.140	0	0	0	0	7.078.140
403	04	04	00	Teléfonos	24.018.107	0	0	0	0	24.018.107
403	04	04	01	Servicios de telefonía prestados por organismos públicos	14.947.211	0	0	0	0	14.947.211
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	9.070.896	0	0	0	0	9.070.896
403	04	05	00	Servicio de comunicaciones	47.380.872	0	0	0	0	47.380.872
403	04	06	00	Servicio de aseo urbano y domiciliario	3.101.070	0	0	0	0	3.101.070
403	04	07	00	Servicio de condominio	2.564.179	0	0	0	0	2.564.179
403	06	00	00	Servicios de transporte y almacenaje	2.239.118	0	0	0	0	2.239.118
403	06	01	00	Fletes y embalajes	1.055.018	0	0	0	0	1.055.018
403	06	03	00	Estacionamiento	83.100	0	0	0	0	83.100
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.101.000	0	0	0	0	1.101.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	40.016.876	0	0	0	0	40.016.876
403	07	01	00	Publicidad y propaganda	2.211.970	0	0	0	0	2.211.970
403	07	02	00	Imprenta y reproducción	22.683.406	0	0	0	0	22.683.406
403	07	03	00	Relaciones sociales	10.341.500	0	0	0	0	10.341.500
403	07	04	00	Avisos	4.780.000	0	0	0	0	4.780.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 260002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	28.739.502	0	0	0	0	28.739.502
403	08	01	00	Primas y gastos de seguros	27.396.632	0	0	0	0	27.396.632
403	08	02	00	Comisiones y gastos bancarios	1.273.620	0	0	0	0	1.273.620
403	08	03	00	Comisiones y gastos de adquisición de seguros	69.250	0	0	0	0	69.250
403	09	00	00	Viáticos y pasajes	88.795.150	0	0	0	0	88.795.150
403	09	01	00	Viáticos y pasajes dentro del país	42.475.607	0	0	0	0	42.475.607
403	09	02	00	Viáticos y pasajes fuera del país	46.319.543	0	0	0	0	46.319.543
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	5.905.283	0	0	0	0	5.905.283
403	10	01	00	Servicios jurídicos	304.000	0	0	0	0	304.000
403	10	02	00	Servicios de contabilidad y auditoría	50.000	0	0	0	0	50.000
403	10	03	00	Servicios de procesamiento de datos	254.000	0	0	0	0	254.000
403	10	09	00	Servicios de lavandería y tintorería	647.300	0	0	0	0	647.300
403	10	11	00	Servicios para la elaboración y suministro de comida	20.000	0	0	0	0	20.000
403	10	99	00	Otros servicios profesionales y técnicos	4.629.983	0	0	0	0	4.629.983
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	42.447.894	0	0	0	0	42.447.894
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	100.000	0	0	0	0	100.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	19.385.418	0	0	0	0	19.385.418
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	2.000.000	0	0	0	0	2.000.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	1.750.000	0	0	0	0	1.750.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	18.753.201	0	0	0	0	18.753.201
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	459.275	0	0	0	0	459.275
403	12	00	00	Conservación y reparaciones menores de obras	6.504.000	0	0	0	0	6.504.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	6.504.000	0	0	0	0	6.504.000
403	15	00	00	Servicios fiscales	2.410	0	0	0	0	2.410
403	15	02	00	Tasas y otros derechos obligatorios	2.410	0	0	0	0	2.410
403	18	00	00	Impuestos indirectos	124.570.582	0	0	0	0	124.570.582
403	18	01	00	Impuesto al valor agregado	124.570.582	0	0	0	0	124.570.582

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 260002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	00	00	Otros servicios no personales	37.846.920	0	0	0	0	37.846.920
403	99	01	00	Otros servicios no personales	37.846.920	0	0	0	0	37.846.920
404	**00**	**00**	**00**	**Activos reales**	**130.079.294**	**0**	**0**	**0**	**0**	**130.079.294**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	25.450.000	0	0	0	0	25.450.000
404	01	01	00	Repuestos mayores	270.000	0	0	0	0	270.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	270.000	0	0	0	0	270.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	25.180.000	0	0	0	0	25.180.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	18.200.000	0	0	0	0	18.200.000
404	01	02	04	Reparaciones, mejoras y adiciones mayores de equipos médico-quirúrgicos, dentales y de veterinaria	3.080.000	0	0	0	0	3.080.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	3.900.000	0	0	0	0	3.900.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.780.400	0	0	0	0	4.780.400
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	595.000	0	0	0	0	595.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.324.000	0	0	0	0	3.324.000
404	03	06	00	Maquinaria y equipos de energía	360.000	0	0	0	0	360.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	501.400	0	0	0	0	501.400
404	04	00	00	Equipos de transporte, tracción y elevación	277.700	0	0	0	0	277.700
404	04	05	00	Vehículos de tracción no motorizados	277.700	0	0	0	0	277.700
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.063.058	0	0	0	0	5.063.058
404	05	01	00	Equipos de telecomunicaciones	5.063.058	0	0	0	0	5.063.058
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	13.215.240	0	0	0	0	13.215.240
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	13.215.240	0	0	0	0	13.215.240
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	7.758.396	0	0	0	0	7.758.396
404	07	01	00	Equipos científicos y de laboratorio	2.852.000	0	0	0	0	2.852.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.462.200	0	0	0	0	2.462.200
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	77.600	0	0	0	0	77.600
404	07	06	00	Instrumentos musicales y equipos de audio	2.366.596	0	0	0	0	2.366.596
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	12.460.000	0	0	0	0	12.460.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 260002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	12.460.000	0	0	0	0	12.460.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	58.107.000	0	0	0	0	58.107.000
404	09	01	00	Mobiliario y equipos de oficina	13.084.727	0	0	0	0	13.084.727
404	09	02	00	Equipos de computación	18.146.782	0	0	0	0	18.146.782
404	09	03	00	Mobiliario y equipos de alojamiento	26.176.491	0	0	0	0	26.176.491
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	699.000	0	0	0	0	699.000
404	12	00	00	Activos intangibles	566.000	0	0	0	0	566.000
404	12	04	00	Paquetes y programas de computación	566.000	0	0	0	0	566.000
404	99	00	00	Otros activos reales	2.401.500	0	0	0	0	2.401.500
404	99	01	00	Otros activos reales	2.401.500	0	0	0	0	2.401.500
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**154.187.031**	**0**	**0**	**0**	**0**	**154.187.031**
406	01	00	00	Gastos de defensa y seguridad del Estado	154.187.031	0	0	0	0	154.187.031
406	01	01	00	Gastos de defensa y seguridad del Estado	154.187.031	0	0	0	0	154.187.031
411	**00**	**00**	**00**	**Disminución de pasivos**	**32.000.000**	**0**	**0**	**0**	**0**	**32.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	32.000.000	0	0	0	0	32.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	32.000.000	0	0	0	0	32.000.000
				Totales	**1.740.336.234**	**0**	**0**	**0**	**0**	**1.740.336.234**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 260002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.140.030**	**0**	**0**	**0**	**0**	**3.140.030**
407	01	00	00	Transferencias y donaciones corrientes internas	3.140.030	0	0	0	0	3.140.030
407	01	01	00	Transferencias corrientes internas al sector privado	480.000	0	0	0	0	480.000
407	01	01	76	Subsidios a entidades religiosas	480.000	0	0	0	0	480.000
407	01	02	00	Donaciones corrientes internas al sector privado	2.660.030	0	0	0	0	2.660.030
407	01	02	01	Donaciones corrientes a personas	2.660.030	0	0	0	0	2.660.030
				Totales	**3.140.030**	**0**	**0**	**0**	**0**	**3.140.030**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 260002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.279.598.054**	**0**	**0**	**0**	**0**	**1.279.598.054**
407	01	00	00	Transferencias y donaciones corrientes internas	1.279.598.054	0	0	0	0	1.279.598.054
407	01	03	00	Transferencias corrientes internas al sector público	1.279.598.054	0	0	0	0	1.279.598.054
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.279.598.054	0	0	0	0	1.279.598.054
				Totales	**1.279.598.054**	**0**	**0**	**0**	**0**	**1.279.598.054**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.116.857.244**	**0**	**0**	**0**	**0**	**1.116.857.244**
407	01	00	00	Transferencias y donaciones corrientes internas	1.116.857.244	0	0	0	0	1.116.857.244
407	01	01	00	Transferencias corrientes internas al sector privado	1.116.857.244	0	0	0	0	1.116.857.244
407	01	01	01	Pensiones del personal empleado, obrero y militar	162.420.001	0	0	0	0	162.420.001
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	503.880.523	0	0	0	0	503.880.523
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	22.848.594	0	0	0	0	22.848.594
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	82.773.674	0	0	0	0	82.773.674
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	64.008.449	0	0	0	0	64.008.449
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	280.926.003	0	0	0	0	280.926.003
				Totales	**1.116.857.244**	**0**	**0**	**0**	**0**	**1.116.857.244**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 260003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.116.857.244**	**0**	**0**	**0**	**0**	**1.116.857.244**
407	01	00	00	Transferencias y donaciones corrientes internas	1.116.857.244	0	0	0	0	1.116.857.244
407	01	01	00	Transferencias corrientes internas al sector privado	1.116.857.244	0	0	0	0	1.116.857.244
407	01	01	01	Pensiones del personal empleado, obrero y militar	162.420.001	0	0	0	0	162.420.001
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	503.880.523	0	0	0	0	503.880.523
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	22.848.594	0	0	0	0	22.848.594
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	82.773.674	0	0	0	0	82.773.674
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	64.008.449	0	0	0	0	64.008.449
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	280.926.003	0	0	0	0	280.926.003
				Totales	**1.116.857.244**	**0**	**0**	**0**	**0**	**1.116.857.244**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**285.498.686.830**	0	0	0	0	285.498.686.830
407	01	00	00	Transferencias y donaciones corrientes internas	573.685.326	0	0	0	0	573.685.326
407	01	03	00	Transferencias corrientes internas al sector público	573.685.326	0	0	0	0	573.685.326
407	01	03	10	Transferencias corrientes al Poder Estadal	573.685.326	0	0	0	0	573.685.326
407	05	00	00	Situado	284.825.001.504	0	0	0	0	284.825.001.504
407	05	01	00	Situado Constitucional	284.825.001.504	0	0	0	0	284.825.001.504
407	05	01	01	Situado Estadal	227.860.001.203	0	0	0	0	227.860.001.203
407	05	01	02	Situado Municipal	56.965.000.301	0	0	0	0	56.965.000.301
407	07	00	00	Subsidio de capitalidad	100.000.000	0	0	0	0	100.000.000
407	07	01	00	Subsidio de capitalidad	100.000.000	0	0	0	0	100.000.000
				Totales	**285.498.686.830**	0	0	0	0	285.498.686.830

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**285.498.686.830**	**0**	**0**	**0**	**0**	**285.498.686.830**
407	01	00	00	Transferencias y donaciones corrientes internas	573.685.326	0	0	0	0	573.685.326
407	01	03	00	Transferencias corrientes internas al sector público	573.685.326	0	0	0	0	573.685.326
407	01	03	10	Transferencias corrientes al Poder Estadal	573.685.326	0	0	0	0	573.685.326
				- E7700 Territorio Insular Francisco de Miranda	573.685.326	0	0	0	0	573.685.326
407	05	00	00	Situado	284.825.001.504	0	0	0	0	284.825.001.504
407	05	01	00	Situado Constitucional	284.825.001.504	0	0	0	0	284.825.001.504
407	05	01	01	Situado Estadal	227.860.001.203	0	0	0	0	227.860.001.203
				- E5000 Distrito Capital	13.562.153.154	0	0	0	0	13.562.153.154
				- E5100 Estado Amazonas	3.788.551.845	0	0	0	0	3.788.551.845
				- E5200 Estado Anzoátegui	11.496.211.720	0	0	0	0	11.496.211.720
				- E5300 Estado Apure	5.836.685.388	0	0	0	0	5.836.685.388
				- E5400 Estado Aragua	12.217.050.841	0	0	0	0	12.217.050.841
				- E5500 Estado Barinas	7.462.256.826	0	0	0	0	7.462.256.826
				- E5600 Estado Bolívar	12.003.577.218	0	0	0	0	12.003.577.218
				- E5700 Estado Carabobo	15.542.263.025	0	0	0	0	15.542.263.025
				- E5800 Estado Cojedes	4.656.655.635	0	0	0	0	4.656.655.635
				- E5900 Estado Delta Amacuro	3.839.785.514	0	0	0	0	3.839.785.514
				- E6000 Estado Falcón	8.147.572.703	0	0	0	0	8.147.572.703
				- E6100 Estado Guárico	7.407.547.945	0	0	0	0	7.407.547.945
				- E6200 Estado Lara	13.120.770.412	0	0	0	0	13.120.770.412
				- E6300 Estado Mérida	7.939.126.827	0	0	0	0	7.939.126.827
				- E6400 Estado Miranda	19.270.116.535	0	0	0	0	19.270.116.535
				- E6500 Estado Monagas	7.899.331.539	0	0	0	0	7.899.331.539
				- E6600 Estado Nueva Esparta	5.775.010.660	0	0	0	0	5.775.010.660
				- E6700 Estado Portuguesa	8.033.553.883	0	0	0	0	8.033.553.883
				- E6800 Estado Sucre	8.212.686.656	0	0	0	0	8.212.686.656
				- E6900 Estado Táchira	9.261.491.178	0	0	0	0	9.261.491.178
				- E7000 Estado Trujillo	7.099.246.279	0	0	0	0	7.099.246.279
				- E7100 Estado Yaracuy	6.465.724.425	0	0	0	0	6.465.724.425

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				- E7200 Estado Zulia	24.139.433.173	0	0	0	0	24.139.433.173
				- E7300 Estado Vargas	4.683.197.822	0	0	0	0	4.683.197.822
407	05	01	02	Situado Municipal	56.965.000.301	0	0	0	0	56.965.000.301
				- E5001 Municipio Libertador	3.051.484.460	0	0	0	0	3.051.484.460
				- E5101 Municipio Atures	406.585.459	0	0	0	0	406.585.459
				- E5102 Municipio Alto Orinoco	111.569.377	0	0	0	0	111.569.377
				- E5103 Municipio Atabapo	95.699.039	0	0	0	0	95.699.039
				- E5104 Municipio Autana	90.731.458	0	0	0	0	90.731.458
				- E5105 Municipio Guainía	70.851.297	0	0	0	0	70.851.297
				- E5106 Municipio Manapiare	93.624.693	0	0	0	0	93.624.693
				- E5107 Municipio Río Negro	78.076.638	0	0	0	0	78.076.638
				- E5201 Municipio Anaco	185.947.520	0	0	0	0	185.947.520
				- E5202 Municipio Aragua	98.231.872	0	0	0	0	98.231.872
				- E5203 Municipio Simón Bolívar	478.792.716	0	0	0	0	478.792.716
				- E5204 Municipio Manuel Ezequiel Bruzual	96.805.842	0	0	0	0	96.805.842
				- E5205 Municipio Carvajal	75.373.288	0	0	0	0	75.373.288
				- E5206 Municipio Juan Manuel Cajigal	80.270.850	0	0	0	0	80.270.850
				- E5207 Municipio Diego Bautista Urbaneja	99.446.936	0	0	0	0	99.446.936
				- E5208 Municipio Pedro María Freites	156.659.385	0	0	0	0	156.659.385
				- E5209 Municipio San José de Guanipa	133.475.436	0	0	0	0	133.475.436
				- E5210 Municipio Guanta	92.433.257	0	0	0	0	92.433.257
				- E5211 Municipio Independencia	112.075.809	0	0	0	0	112.075.809
				- E5212 Municipio Libertad	83.157.596	0	0	0	0	83.157.596
				- E5213 Municipio Francisco de Miranda	118.278.034	0	0	0	0	118.278.034
				- E5214 Municipio José Gregorio Monagas	108.294.554	0	0	0	0	108.294.554
				- E5215 Municipio Fernando de Peñalver	99.137.216	0	0	0	0	99.137.216
				- E5216 Municipio Píritu	85.807.540	0	0	0	0	85.807.540
				- E5217 Municipio Simón Rodríguez	244.274.577	0	0	0	0	244.274.577
				- E5218 Municipio Juán Antonio Sotillo	305.406.316	0	0	0	0	305.406.316
				- E5219 Municipio San Juan de Capistrano	70.722.941	0	0	0	0	70.722.941

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				- E5220 Municipio Sir Mac Gregor	74.759.212	0	0	0	0	74.759.212
				- E5221 Municipio Santa Ana	74.702.033	0	0	0	0	74.702.033
				- E5301 Municipio Achaguas	202.037.396	0	0	0	0	202.037.396
				- E5302 Municipio Biruaca	183.551.742	0	0	0	0	183.551.742
				- E5303 Municipio Muñoz	142.811.851	0	0	0	0	142.811.851
				- E5304 Municipio Páez	257.252.195	0	0	0	0	257.252.195
				- E5305 Municipio Pedro Camejo	161.068.048	0	0	0	0	161.068.048
				- E5306 Municipio Rómulo Gallegos	145.191.390	0	0	0	0	145.191.390
				- E5307 Municipio San Fernando	367.258.725	0	0	0	0	367.258.725
				- E5401 Municipio Sucre	189.527.801	0	0	0	0	189.527.801
				- E5402 Municipio Bolívar	111.772.799	0	0	0	0	111.772.799
				- E5403 Municipio Camatagua	109.176.197	0	0	0	0	109.176.197
				- E5404 Municipio Girardot	468.012.631	0	0	0	0	468.012.631
				- E5405 Municipio José Angel Lamas	106.627.050	0	0	0	0	106.627.050
				- E5406 Municipio José Felix Ribas	220.888.470	0	0	0	0	220.888.470
				- E5407 Municipio Libertador	165.802.668	0	0	0	0	165.802.668
				- E5408 Municipio Santiago Mariño	286.513.524	0	0	0	0	286.513.524
				- E5409 Municipio Mario Briceño Iragorry	171.112.314	0	0	0	0	171.112.314
				- E5410 Municipio San Casimiro	110.444.342	0	0	0	0	110.444.342
				- E5411 Municipio San Sebastián	108.715.323	0	0	0	0	108.715.323
				- E5412 Municipio Santos Michelena	116.725.493	0	0	0	0	116.725.493
				- E5413 Municipio Tovar	95.468.598	0	0	0	0	95.468.598
				- E5414 Municipio Urdaneta	140.328.877	0	0	0	0	140.328.877
				- E5415 Municipio Zamora	222.905.960	0	0	0	0	222.905.960
				- E5416 Municipio José Rafael Revenga	126.070.428	0	0	0	0	126.070.428
				- E5417 Municipio Francisco Linares Alcántara	208.160.177	0	0	0	0	208.160.177
				- E5418 Municipio Ocumare de la Costa de Oro	96.010.056	0	0	0	0	96.010.056
				- E5501 Municipio Alberto Arvelo Torrealba	118.601.329	0	0	0	0	118.601.329
				- E5502 Municipio Antonio José de Sucre	166.852.209	0	0	0	0	166.852.209
				- E5503 Municipio Arismendi	119.456.164	0	0	0	0	119.456.164

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				- E5504 Municipio Barinas	491.613.429	0	0	0	0	491.613.429
				- E5505 Municipio Bolívar	132.526.599	0	0	0	0	132.526.599
				- E5506 Municipio Cruz Paredes	100.910.489	0	0	0	0	100.910.489
				- E5507 Municipio Ezequiel Zamora	139.921.727	0	0	0	0	139.921.727
				- E5508 Municipio Obispos	115.794.181	0	0	0	0	115.794.181
				- E5509 Municipio Pedraza	162.289.774	0	0	0	0	162.289.774
				- E5510 Municipio Rojas	119.687.294	0	0	0	0	119.687.294
				- E5511 Municipio Sosa	106.413.280	0	0	0	0	106.413.280
				- E5512 Municipio Andrés Eloy Blanco	91.497.732	0	0	0	0	91.497.732
				- E5601 Municipio Caroní	875.525.991	0	0	0	0	875.525.991
				- E5602 Municipio Cedeño	237.240.547	0	0	0	0	237.240.547
				- E5603 Municipio El Callao	145.498.427	0	0	0	0	145.498.427
				- E5604 Municipio Gran Sabana	175.300.351	0	0	0	0	175.300.351
				- E5605 Municipio Heres	475.347.781	0	0	0	0	475.347.781
				- E5606 Municipio Piar	237.556.307	0	0	0	0	237.556.307
				- E5607 Municipio Bolivariano Angostura	202.252.729	0	0	0	0	202.252.729
				- E5608 Municipio Roscio	149.558.788	0	0	0	0	149.558.788
				- E5609 Municipio Sifontes	190.889.267	0	0	0	0	190.889.267
				- E5610 Municipio Sucre	172.058.892	0	0	0	0	172.058.892
				- E5611 Municipio Padre Pedro Chien	139.665.225	0	0	0	0	139.665.225
				- E5701 Municipio Bejuma	186.202.114	0	0	0	0	186.202.114
				- E5702 Municipio Carlos Arvelo	287.524.690	0	0	0	0	287.524.690
				- E5703 Municipio Diego Ibarra	215.579.515	0	0	0	0	215.579.515
				- E5704 Municipio Guacara	282.258.951	0	0	0	0	282.258.951
				- E5705 Municipio Juan José Mora	203.865.374	0	0	0	0	203.865.374
				- E5706 Municipio Miranda	156.587.765	0	0	0	0	156.587.765
				- E5707 Municipio Montalbán	151.463.435	0	0	0	0	151.463.435
				- E5708 Municipio Puerto Cabello	297.788.796	0	0	0	0	297.788.796
				- E5709 Municipio San Joaquín	183.537.283	0	0	0	0	183.537.283
				- E5710 Municipio Valencia	869.301.717	0	0	0	0	869.301.717

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				- E5711 Municipio Libertador	294.992.663	0	0	0	0	294.992.663
				- E5712 Municipio Los Guayos	255.421.273	0	0	0	0	255.421.273
				- E5713 Municipio Naguanagua	277.868.573	0	0	0	0	277.868.573
				- E5714 Municipio San Diego	223.173.607	0	0	0	0	223.173.607
				- E5801 Municipio Anzoátegui	91.446.612	0	0	0	0	91.446.612
				- E5802 Municipio Falcón	239.016.710	0	0	0	0	239.016.710
				- E5803 Municipio Girardot	91.101.831	0	0	0	0	91.101.831
				- E5804 Municipio Pao de San Juan Bautista	108.330.398	0	0	0	0	108.330.398
				- E5805 Municipio Ricaurte	84.250.362	0	0	0	0	84.250.362
				- E5806 Municipio Ezequiel Zamora	259.056.098	0	0	0	0	259.056.098
				- E5807 Municipio Tinaco	121.656.757	0	0	0	0	121.656.757
				- E5808 Municipio Lima Blanco	75.379.357	0	0	0	0	75.379.357
				- E5809 Municipio Rómulo Gallegos	93.925.784	0	0	0	0	93.925.784
				- E5901 Municipio Tucupita	413.596.452	0	0	0	0	413.596.452
				- E5902 Municipio Antonio Díaz	211.725.579	0	0	0	0	211.725.579
				- E5903 Municipio Casacoima	204.380.954	0	0	0	0	204.380.954
				- E5904 Municipio Pedernales	130.243.393	0	0	0	0	130.243.393
				- E6001 Municipio Acosta	60.789.323	0	0	0	0	60.789.323
				- E6002 Municipio Bolívar	47.182.400	0	0	0	0	47.182.400
				- E6003 Municipio Buchivacoa	72.739.519	0	0	0	0	72.739.519
				- E6004 Municipio Cacique Manaure	49.447.427	0	0	0	0	49.447.427
				- E6005 Municipio Carirubana	312.406.196	0	0	0	0	312.406.196
				- E6006 Municipio Colina	85.125.095	0	0	0	0	85.125.095
				- E6007 Municipio Dabajuro	67.409.436	0	0	0	0	67.409.436
				- E6008 Municipio Democracia	58.506.922	0	0	0	0	58.506.922
				- E6009 Municipio Falcón	97.673.334	0	0	0	0	97.673.334
				- E6010 Municipio Federación	73.855.681	0	0	0	0	73.855.681
				- E6011 Municipio Jacura	56.570.476	0	0	0	0	56.570.476
				- E6012 Municipio Unión	57.899.581	0	0	0	0	57.899.581
				- E6013 Municipio Los Taques	82.745.074	0	0	0	0	82.745.074

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				- E6014 Municipio Mauroa	71.640.983	0	0	0	0	71.640.983
				- E6015 Municipio Miranda	281.155.588	0	0	0	0	281.155.588
				- E6016 Municipio Monseñor Iturriza	62.052.452	0	0	0	0	62.052.452
				- E6017 Municipio Palmasola	45.667.009	0	0	0	0	45.667.009
				- E6018 Municipio Petit	56.005.435	0	0	0	0	56.005.435
				- E6019 Municipio Píritu	53.005.293	0	0	0	0	53.005.293
				- E6020 Municipio San Francisco	50.157.222	0	0	0	0	50.157.222
				- E6021 Municipio Silva	80.193.005	0	0	0	0	80.193.005
				- E6022 Municipio Zamora	76.619.286	0	0	0	0	76.619.286
				- E6023 Municipio Sucre	46.416.041	0	0	0	0	46.416.041
				- E6024 Municipio Tocópero	42.942.747	0	0	0	0	42.942.747
				- E6025 Municipio Urumaco	48.687.650	0	0	0	0	48.687.650
				- E6101 Municipio Camaguán	87.462.276	0	0	0	0	87.462.276
				- E6102 Municipio Chaguaramas	75.535.129	0	0	0	0	75.535.129
				- E6103 Municipio El Socorro	79.587.279	0	0	0	0	79.587.279
				- E6104 Municipio Leonardo Infante	224.304.007	0	0	0	0	224.304.007
				- E6105 Municipio Las Mercedes	107.383.292	0	0	0	0	107.383.292
				- E6106 Municipio Julián Mellado	92.789.461	0	0	0	0	92.789.461
				- E6107 Municipio Francisco de Miranda	250.074.594	0	0	0	0	250.074.594
				- E6108 Municipio José Tadeo Monagas	152.274.336	0	0	0	0	152.274.336
				- E6109 Municipio Ortiz	90.063.416	0	0	0	0	90.063.416
				- E6110 Municipio José Felix Ribas	104.634.556	0	0	0	0	104.634.556
				- E6111 Municipio Juan Germán Roscio Nieves	219.751.128	0	0	0	0	219.751.128
				- E6112 Municipio Santa María de Ipire	77.654.034	0	0	0	0	77.654.034
				- E6113 Municipio San José de Guaribe	71.073.695	0	0	0	0	71.073.695
				- E6114 Municipio Pedro Zaraza	133.817.491	0	0	0	0	133.817.491
				- E6115 Municipio San Gerónimo de Guayabal	85.482.290	0	0	0	0	85.482.290
				- E6201 Municipio Andrés Eloy Blanco	214.514.067	0	0	0	0	214.514.067
				- E6202 Municipio Crespo	217.338.509	0	0	0	0	217.338.509
				- E6203 Municipio Iribarren	1.118.367.145	0	0	0	0	1.118.367.145

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				- E6204 Municipio Jiménez	263.584.124	0	0	0	0	263.584.124
				- E6205 Municipio Morán	294.275.719	0	0	0	0	294.275.719
				- E6206 Municipio Palavecino	326.814.552	0	0	0	0	326.814.552
				- E6207 Municipio Simón Planas	203.442.637	0	0	0	0	203.442.637
				- E6208 Municipio Torres	392.420.640	0	0	0	0	392.420.640
				- E6209 Municipio Urdaneta	249.435.211	0	0	0	0	249.435.211
				- E6301 Municipio Alberto Adriani	199.220.334	0	0	0	0	199.220.334
				- E6302 Municipio Andrés Bello	58.423.244	0	0	0	0	58.423.244
				- E6303 Municipio Antonio Pinto Salinas	69.131.845	0	0	0	0	69.131.845
				- E6304 Municipio Aricagua	50.527.758	0	0	0	0	50.527.758
				- E6305 Municipio Arzobispo Chacón	68.115.684	0	0	0	0	68.115.684
				- E6306 Municipio Campo Elías	167.037.378	0	0	0	0	167.037.378
				- E6307 Municipio Caracciolo Parra Olmedo	76.308.477	0	0	0	0	76.308.477
				- E6308 Municipio Cardenal Quintero	52.703.428	0	0	0	0	52.703.428
				- E6309 Municipio Guaraque	53.696.268	0	0	0	0	53.696.268
				- E6310 Municipio Julio César Salas	56.987.537	0	0	0	0	56.987.537
				- E6311 Municipio Justo Briceño	48.824.580	0	0	0	0	48.824.580
				- E6312 Municipio Libertador	326.993.738	0	0	0	0	326.993.738
				- E6313 Municipio Miranda	67.890.016	0	0	0	0	67.890.016
				- E6314 Municipio Obispo Ramos de Lora	69.615.258	0	0	0	0	69.615.258
				- E6315 Municipio Padre Noguera	44.241.479	0	0	0	0	44.241.479
				- E6316 Municipio Pueblo Llano	51.947.536	0	0	0	0	51.947.536
				- E6317 Municipio Rangel	65.119.348	0	0	0	0	65.119.348
				- E6318 Municipio Rivas Dávila	63.545.214	0	0	0	0	63.545.214
				- E6319 Municipio Santos Marquina	62.493.613	0	0	0	0	62.493.613
				- E6320 Municipio Sucre	113.485.784	0	0	0	0	113.485.784
				- E6321 Municipio Tovar	84.036.327	0	0	0	0	84.036.327
				- E6322 Municipio Tulio Febres Cordero	81.801.665	0	0	0	0	81.801.665
				- E6323 Municipio Zea	52.635.196	0	0	0	0	52.635.196
				- E6401 Municipio Acevedo	232.712.646	0	0	0	0	232.712.646

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				- E6402 Municipio Andrés Bello	123.917.890	0	0	0	0	123.917.890
				- E6403 Municipio Baruta	341.179.446	0	0	0	0	341.179.446
				- E6404 Municipio Brión	170.093.924	0	0	0	0	170.093.924
				- E6405 Municipio Carrizal	146.904.047	0	0	0	0	146.904.047
				- E6406 Municipio Cristóbal Rojas	213.638.382	0	0	0	0	213.638.382
				- E6407 Municipio Buroz	131.733.885	0	0	0	0	131.733.885
				- E6408 Municipio Chacao	145.444.398	0	0	0	0	145.444.398
				- E6409 Municipio Guaicaipuro	341.584.360	0	0	0	0	341.584.360
				- E6410 Municipio El Hatillo	156.573.189	0	0	0	0	156.573.189
				- E6411 Municipio Independencia	230.949.874	0	0	0	0	230.949.874
				- E6412 Municipio Lander	246.454.961	0	0	0	0	246.454.961
				- E6413 Municipio Los Salias	162.113.032	0	0	0	0	162.113.032
				- E6414 Municipio Páez	164.175.447	0	0	0	0	164.175.447
				- E6415 Municipio Paz Castillo	209.604.254	0	0	0	0	209.604.254
				- E6416 Municipio Pedro Gual	149.265.493	0	0	0	0	149.265.493
				- E6417 Municipio Plaza	288.718.611	0	0	0	0	288.718.611
				- E6418 Municipio Simón Bolívar	143.732.406	0	0	0	0	143.732.406
				- E6419 Municipio Sucre	566.547.213	0	0	0	0	566.547.213
				- E6420 Municipio Urdaneta	238.011.661	0	0	0	0	238.011.661
				- E6421 Municipio Zamora	279.757.984	0	0	0	0	279.757.984
				- E6501 Municipio Acosta	89.759.367	0	0	0	0	89.759.367
				- E6502 Municipio Bolívar	111.143.057	0	0	0	0	111.143.057
				- E6503 Municipio Caripe	108.519.574	0	0	0	0	108.519.574
				- E6504 Municipio Cedeño	112.932.380	0	0	0	0	112.932.380
				- E6505 Municipio Ezequiel Zamora	139.869.530	0	0	0	0	139.869.530
				- E6506 Municipio Libertador	124.500.205	0	0	0	0	124.500.205
				- E6507 Municipio Maturín	713.167.448	0	0	0	0	713.167.448
				- E6508 Municipio Piar	123.548.043	0	0	0	0	123.548.043
				- E6509 Municipio Punceres	100.334.807	0	0	0	0	100.334.807
				- E6510 Municipio Sotillo	98.575.789	0	0	0	0	98.575.789

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				- E6511 Municipio Aguasay	89.984.873	0	0	0	0	89.984.873
				- E6512 Municipio Santa Barbara	79.936.511	0	0	0	0	79.936.511
				- E6513 Municipio Uracoa	82.561.300	0	0	0	0	82.561.300
				- E6601 Municipio Antolín del Campo	103.877.069	0	0	0	0	103.877.069
				- E6602 Municipio Arismendi	104.246.605	0	0	0	0	104.246.605
				- E6603 Municipio Díaz	171.213.974	0	0	0	0	171.213.974
				- E6604 Municipio García	163.291.302	0	0	0	0	163.291.302
				- E6605 Municipio Gómez	124.148.975	0	0	0	0	124.148.975
				- E6606 Municipio Maneiro	135.334.023	0	0	0	0	135.334.023
				- E6607 Municipio Marcano	114.176.019	0	0	0	0	114.176.019
				- E6608 Municipio Mariño	209.030.552	0	0	0	0	209.030.552
				- E6609 Municipio Península de Macanao	117.223.043	0	0	0	0	117.223.043
				- E6610 Municipio Tubores	125.348.041	0	0	0	0	125.348.041
				- E6611 Municipio Villalba	75.863.061	0	0	0	0	75.863.061
				- E6701 Municipio Agua Blanca	88.887.957	0	0	0	0	88.887.957
				- E6702 Municipio Araure	253.534.132	0	0	0	0	253.534.132
				- E6703 Municipio Esteller	118.510.470	0	0	0	0	118.510.470
				- E6704 Municipio Guanare	299.639.479	0	0	0	0	299.639.479
				- E6705 Municipio Guanarito	126.504.608	0	0	0	0	126.504.608
				- E6706 Municipio Monseñor José Vicente de Unda	92.215.823	0	0	0	0	92.215.823
				- E6707 Municipio Ospino	129.733.304	0	0	0	0	129.733.304
				- E6708 Municipio Páez	269.201.936	0	0	0	0	269.201.936
				- E6709 Municipio Papelón	97.565.698	0	0	0	0	97.565.698
				- E6710 Municipio San Genaro de Boconoito	97.201.108	0	0	0	0	97.201.108
				- E6711 Municipio San Rafael de Onoto	86.322.704	0	0	0	0	86.322.704
				- E6712 Municipio Santa Rosalía	90.740.490	0	0	0	0	90.740.490
				- E6713 Municipio Sucre	113.147.168	0	0	0	0	113.147.168
				- E6714 Municipio Turén	145.183.599	0	0	0	0	145.183.599
				- E6801 Municipio Andrés Eloy Blanco	97.431.863	0	0	0	0	97.431.863
				- E6802 Municipio Andrés Mata	87.607.539	0	0	0	0	87.607.539

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				- E6803 Municipio Arismendi	120.998.213	0	0	0	0	120.998.213
				- E6804 Municipio Benítez	120.393.146	0	0	0	0	120.393.146
				- E6805 Municipio Bermúdez	219.350.194	0	0	0	0	219.350.194
				- E6806 Municipio Bolívar	87.987.395	0	0	0	0	87.987.395
				- E6807 Municipio Cajigal	88.355.184	0	0	0	0	88.355.184
				- E6808 Municipio Cruz Salmerón Acosta	106.468.137	0	0	0	0	106.468.137
				- E6809 Municipio Libertador	74.362.706	0	0	0	0	74.362.706
				- E6810 Municipio Mariño	92.591.110	0	0	0	0	92.591.110
				- E6811 Municipio Mejía	79.910.766	0	0	0	0	79.910.766
				- E6812 Municipio Montes	130.723.271	0	0	0	0	130.723.271
				- E6813 Municipio Ribero	142.499.587	0	0	0	0	142.499.587
				- E6814 Municipio Sucre	491.937.468	0	0	0	0	491.937.468
				- E6815 Municipio Valdez	112.555.085	0	0	0	0	112.555.085
				- E6901 Municipio Andrés Bello	56.868.849	0	0	0	0	56.868.849
				- E6902 Municipio Ayacucho	97.858.341	0	0	0	0	97.858.341
				- E6903 Municipio Bolívar	98.398.632	0	0	0	0	98.398.632
				- E6904 Municipio Cárdenas	162.947.965	0	0	0	0	162.947.965
				- E6905 Municipio Córdoba	74.504.765	0	0	0	0	74.504.765
				- E6906 Municipio Fernández Feo	91.784.371	0	0	0	0	91.784.371
				- E6907 Municipio García de Hevia	92.507.007	0	0	0	0	92.507.007
				- E6908 Municipio Guásimos	79.486.728	0	0	0	0	79.486.728
				- E6909 Municipio Independencia	72.696.483	0	0	0	0	72.696.483
				- E6910 Municipio Jáuregui	81.123.303	0	0	0	0	81.123.303
				- E6911 Municipio Junín	124.281.075	0	0	0	0	124.281.075
				- E6912 Municipio Libertad	64.151.376	0	0	0	0	64.151.376
				- E6913 Municipio Libertador	69.117.045	0	0	0	0	69.117.045
				- E6914 Municipio Lobatera	50.959.553	0	0	0	0	50.959.553
				- E6915 Municipio Michelena	55.650.039	0	0	0	0	55.650.039
				- E6916 Municipio Panamericano	72.767.826	0	0	0	0	72.767.826
				- E6917 Municipio Pedro María Ureña	88.885.386	0	0	0	0	88.885.386

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				- E6918 Municipio Samuel Darío Maldonado	59.602.278	0	0	0	0	59.602.278
				- E6919 Municipio San Cristóbal	302.441.631	0	0	0	0	302.441.631
				- E6920 Municipio Seboruco	47.579.694	0	0	0	0	47.579.694
				- E6921 Municipio Sucre	47.391.032	0	0	0	0	47.391.032
				- E6922 Municipio Uribante	70.768.219	0	0	0	0	70.768.219
				- E6923 Municipio José María Vargas	48.178.434	0	0	0	0	48.178.434
				- E6924 Municipio Antonio Rómulo Costa	47.465.135	0	0	0	0	47.465.135
				- E6925 Municipio Francisco de Miranda	42.792.488	0	0	0	0	42.792.488
				- E6926 Municipio Rafael Urdaneta	43.560.679	0	0	0	0	43.560.679
				- E6927 Municipio Simón Rodríguez	39.085.919	0	0	0	0	39.085.919
				- E6928 Municipio Torbes	86.585.276	0	0	0	0	86.585.276
				- E6929 Municipio San Judas Tadeo	45.933.269	0	0	0	0	45.933.269
				- E7001 Municipio Boconó	165.794.007	0	0	0	0	165.794.007
				- E7002 Municipio Candelaria	80.167.984	0	0	0	0	80.167.984
				- E7003 Municipio Carache	86.561.064	0	0	0	0	86.561.064
				- E7004 Municipio Escuque	76.608.402	0	0	0	0	76.608.402
				- E7005 Municipio Miranda	72.277.596	0	0	0	0	72.277.596
				- E7006 Municipio Monte Carmelo	60.655.329	0	0	0	0	60.655.329
				- E7007 Municipio Motatán	66.995.299	0	0	0	0	66.995.299
				- E7008 Municipio Pampan	105.487.667	0	0	0	0	105.487.667
				- E7009 Municipio Rafael Rangel	69.567.536	0	0	0	0	69.567.536
				- E7010 Municipio San Rafael de Carvajal	113.646.139	0	0	0	0	113.646.139
				- E7011 Municipio Sucre	80.870.522	0	0	0	0	80.870.522
				- E7012 Municipio Trujillo	116.186.963	0	0	0	0	116.186.963
				- E7013 Municipio Urdaneta	88.580.516	0	0	0	0	88.580.516
				- E7014 Municipio Valera	218.663.212	0	0	0	0	218.663.212
				- E7015 Municipio Andrés Bello	62.773.657	0	0	0	0	62.773.657
				- E7016 Municipio Bolívar	62.490.392	0	0	0	0	62.490.392
				- E7017 Municipio Juan Vicente Campo Elías	47.676.237	0	0	0	0	47.676.237
				- E7018 Municipio José Felipe Márquez Cañizalez	53.445.485	0	0	0	0	53.445.485

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				- E7019 Municipio La Ceiba	69.374.787	0	0	0	0	69.374.787
				- E7020 Municipio Pampanito	76.988.777	0	0	0	0	76.988.777
				- E7101 Municipio Bolívar	105.770.676	0	0	0	0	105.770.676
				- E7102 Municipio Bruzual	149.699.578	0	0	0	0	149.699.578
				- E7103 Municipio José Antonio Páez	79.381.013	0	0	0	0	79.381.013
				- E7104 Municipio Nirgua	155.401.659	0	0	0	0	155.401.659
				- E7105 Municipio Peña	193.032.382	0	0	0	0	193.032.382
				- E7106 Municipio San Felipe	196.302.796	0	0	0	0	196.302.796
				- E7107 Municipio Sucre	79.667.210	0	0	0	0	79.667.210
				- E7108 Municipio Urachiche	82.561.258	0	0	0	0	82.561.258
				- E7109 Municipio Arístide Bastidas	80.094.773	0	0	0	0	80.094.773
				- E7110 Municipio Cocorote	110.338.338	0	0	0	0	110.338.338
				- E7111 Municipio Independencia	134.672.218	0	0	0	0	134.672.218
				- E7112 Municipio La Trinidad	75.779.687	0	0	0	0	75.779.687
				- E7113 Municipio Manuel Monge	74.209.924	0	0	0	0	74.209.924
				- E7114 Municipio Veroes	99.519.595	0	0	0	0	99.519.595
				- E7201 Municipio Almirante Padilla	140.030.591	0	0	0	0	140.030.591
				- E7202 Municipio Baralt	215.443.621	0	0	0	0	215.443.621
				- E7203 Municipio Cabimas	347.204.611	0	0	0	0	347.204.611
				- E7204 Municipio Catatumbo	193.147.223	0	0	0	0	193.147.223
				- E7205 Municipio Colón	250.149.620	0	0	0	0	250.149.620
				- E7206 Municipio Jesús Enrique Lossada	244.796.416	0	0	0	0	244.796.416
				- E7207 Municipio La Cañada de Urdaneta	207.452.771	0	0	0	0	207.452.771
				- E7208 Municipio Lagunillas	294.956.162	0	0	0	0	294.956.162
				- E7209 Municipio Mara	312.642.029	0	0	0	0	312.642.029
				- E7210 Municipio Maracaibo	1.354.792.799	0	0	0	0	1.354.792.799
				- E7211 Municipio Miranda	221.323.764	0	0	0	0	221.323.764
				- E7212 Municipio Indígena Bolivariano Guajira	197.058.125	0	0	0	0	197.058.125
				- E7213 Municipio Machiques de Perijá	285.001.504	0	0	0	0	285.001.504
				- E7214 Municipio Rosario de Perijá	221.084.657	0	0	0	0	221.084.657

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				- E7215 Municipio Santa Rita	179.729.482	0	0	0	0	179.729.482
				- E7216 Municipio Sucre	182.498.477	0	0	0	0	182.498.477
				- E7217 Municipio Valmore Rodríguez	178.496.072	0	0	0	0	178.496.072
				- E7218 Municipio Francisco Javier Pulgar	160.515.198	0	0	0	0	160.515.198
				- E7219 Municipio Jesús María Semprún	189.453.206	0	0	0	0	189.453.206
				- E7220 Municipio San Francisco	491.301.132	0	0	0	0	491.301.132
				- E7221 Municipio Simón Bolívar	167.780.831	0	0	0	0	167.780.831
				- E7301 Municipio Vargas	1.170.799.456	0	0	0	0	1.170.799.456
				- E7600 Área Metropolitana de Caracas	473.469.856	0	0	0	0	473.469.856
407	07	00	00	Subsidio de capitalidad	100.000.000	0	0	0	0	100.000.000
407	07	01	00	Subsidio de capitalidad	100.000.000	0	0	0	0	100.000.000
				- E5000 Distrito Capital	100.000.000	0	0	0	0	100.000.000
				Totales	**285.498.686.830**	**0**	**0**	**0**	**0**	**285.498.686.830**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 260004001 ASIGNACIÓN Y CONTROL DE LOS APORTES CONSTITUCIONALES Y LEGALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**285.498.686.830**	**0**	**0**	**0**	**0**	**285.498.686.830**
407	01	00	00	Transferencias y donaciones corrientes internas	573.685.326	0	0	0	0	573.685.326
407	01	03	00	Transferencias corrientes internas al sector público	573.685.326	0	0	0	0	573.685.326
407	01	03	10	Transferencias corrientes al Poder Estadal	573.685.326	0	0	0	0	573.685.326
407	05	00	00	Situado	284.825.001.504	0	0	0	0	284.825.001.504
407	05	01	00	Situado Constitucional	284.825.001.504	0	0	0	0	284.825.001.504
407	05	01	01	Situado Estadal	227.860.001.203	0	0	0	0	227.860.001.203
407	05	01	02	Situado Municipal	56.965.000.301	0	0	0	0	56.965.000.301
407	07	00	00	Subsidio de capitalidad	100.000.000	0	0	0	0	100.000.000
407	07	01	00	Subsidio de capitalidad	100.000.000	0	0	0	0	100.000.000
				Totales	**285.498.686.830**	**0**	**0**	**0**	**0**	**285.498.686.830**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**10.000.000**	**0**	**0**	**0**	**0**	**10.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	10.000.000	0	0	0	0	10.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	10.000.000	0	0	0	0	10.000.000
407	01	02	01	Donaciones corrientes a personas	10.000.000	0	0	0	0	10.000.000
				Totales	**10.000.000**	**0**	**0**	**0**	**0**	**10.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

26 - 181

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

ACCIÓN CENTRALIZADA: 260007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 260007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**10.000.000**	**0**	**0**	**0**	**0**	**10.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	10.000.000	0	0	0	0	10.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	10.000.000	0	0	0	0	10.000.000
407	01	02	01	Donaciones corrientes a personas	10.000.000	0	0	0	0	10.000.000
				Totales	**10.000.000**	**0**	**0**	**0**	**0**	**10.000.000**

32
Defensoría del Pueblo

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSORÍA DEL PUEBLO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamient	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**350.610.180**	0	0	0	0	**350.610.180**
401	01	00	00	Sueldos, salarios y otras retribuciones	88.483.043	0	0	0	0	88.483.043
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	57.101.162	0	0	0	0	57.101.162
401	01	09	00	Remuneraciones al personal en período de disponibilidad	2.883.365	0	0	0	0	2.883.365
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	4.242.217	0	0	0	0	4.242.217
401	01	18	00	Remuneraciones al personal contratado	1.816.500	0	0	0	0	1.816.500
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.816.500	0	0	0	0	1.816.500
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	614.040	0	0	0	0	614.040
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	21.350.342	0	0	0	0	21.350.342
401	01	99	00	Otras retribuciones	475.417	0	0	0	0	475.417
401	03	00	00	Primas	30.020.161	0	0	0	0	30.020.161
401	03	03	00	Primas por hogar a empleados	1.022.000	0	0	0	0	1.022.000
401	03	08	00	Primas de profesionalización a empleados	2.121.000	0	0	0	0	2.121.000
401	03	09	00	Primas por antigüedad a empleados	17.142.656	0	0	0	0	17.142.656
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	8.371.418	0	0	0	0	8.371.418
401	03	18	00	Primas por hogar a obreros	93.800	0	0	0	0	93.800
401	03	21	00	Primas por antigüedad a obreros	933.287	0	0	0	0	933.287
401	03	97	00	Otras primas a empleados	259.000	0	0	0	0	259.000
401	03	98	00	Otras primas a obreros	77.000	0	0	0	0	77.000
401	04	00	00	Complementos de sueldos y salarios	77.702.828	0	0	0	0	77.702.828
401	04	06	00	Complemento a empleados por comisión de servicios	6.211.146	0	0	0	0	6.211.146
401	04	08	00	Bono compensatorio de alimentación a empleados	14.151.375	0	0	0	0	14.151.375
401	04	09	00	Bono compensatorio de transporte a empleados	1.257.900	0	0	0	0	1.257.900
401	04	18	00	Bono compensatorio de alimentación a obreros	1.582.875	0	0	0	0	1.582.875
401	04	19	00	Bono compensatorio de transporte a obreros	140.700	0	0	0	0	140.700
401	04	26	00	Bono compensatorio de alimentación al personal contratado	567.000	0	0	0	0	567.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	23.625	0	0	0	0	23.625
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	389.613	0	0	0	0	389.613
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	3.118.500	0	0	0	0	3.118.500
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	275.100	0	0	0	0	275.100
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	187.720	0	0	0	0	187.720

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSORÍA DEL PUEBLO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	15.377.344	0	0	0	0	15.377.344
401	04	96	00	Otros complementos a empleados	31.535.504	0	0	0	0	31.535.504
401	04	97	00	Otros complementos a obreros	2.431.259	0	0	0	0	2.431.259
401	04	98	00	Otros complementos al personal contratado	453.167	0	0	0	0	453.167
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	18.472.241	0	0	0	0	18.472.241
401	05	01	00	Aguinaldos a empleados	2.775.000	0	0	0	0	2.775.000
401	05	03	00	Bono vacacional a empleados	8.155.519	0	0	0	0	8.155.519
401	05	04	00	Aguinaldos a obreros	603.000	0	0	0	0	603.000
401	05	06	00	Bono vacacional a obreros	601.112	0	0	0	0	601.112
401	05	07	00	Aguinaldos al personal contratado	168.000	0	0	0	0	168.000
401	05	08	00	Bono vacacional al personal contratado	75.687	0	0	0	0	75.687
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	69.000	0	0	0	0	69.000
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	68.227	0	0	0	0	68.227
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.043.000	0	0	0	0	2.043.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	3.913.696	0	0	0	0	3.913.696
401	06	00	00	Aportes patronales y legales	17.450.888	0	0	0	0	17.450.888
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	8.073.965	0	0	0	0	8.073.965
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.467.993	0	0	0	0	1.467.993
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.467.993	0	0	0	0	1.467.993
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	595.101	0	0	0	0	595.101
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	108.200	0	0	0	0	108.200
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	108.200	0	0	0	0	108.200
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	199.815	0	0	0	0	199.815
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	36.330	0	0	0	0	36.330
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	36.330	0	0	0	0	36.330
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	67.544	0	0	0	0	67.544
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	12.281	0	0	0	0	12.281
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	12.281	0	0	0	0	12.281
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	3.874.559	0	0	0	0	3.874.559

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSORÍA DEL PUEBLO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	704.466	0	0	0	0	704.466
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	685.830	0	0	0	0	685.830
401	07	00	00	Asistencia socio-económica	45.848.402	0	0	0	0	45.848.402
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	6.849.902	0	0	0	0	6.849.902
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	16.400.000	0	0	0	0	16.400.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	333.375	0	0	0	0	333.375
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.244.716	0	0	0	0	2.244.716
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	307.125	0	0	0	0	307.125
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	509.066	0	0	0	0	509.066
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	4.350.000	0	0	0	0	4.350.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	35.875	0	0	0	0	35.875
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	249.412	0	0	0	0	249.412
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	32.476	0	0	0	0	32.476
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	73.685	0	0	0	0	73.685
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	200.000	0	0	0	0	200.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	2.562.040	0	0	0	0	2.562.040
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	9.241.000	0	0	0	0	9.241.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	217.980	0	0	0	0	217.980
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	2.200.000	0	0	0	0	2.200.000
401	07	96	00	Otras subvenciones a empleados	33.250	0	0	0	0	33.250
401	07	97	00	Otras subvenciones a obreros	8.500	0	0	0	0	8.500
401	08	00	00	Prestaciones sociales e indemnizaciones	72.632.617	0	0	0	0	72.632.617
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	45.869.912	0	0	0	0	45.869.912
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.380.966	0	0	0	0	3.380.966
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	980.643	0	0	0	0	980.643
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	383.640	0	0	0	0	383.640
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	22.017.456	0	0	0	0	22.017.456
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.798.767**	**0**	**0**	**0**	**0**	**15.798.767**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSORÍA DEL PUEBLO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	1.500.000	0	0	0	0	1.500.000
402	01	01	00	Alimentos y bebidas para personas	1.500.000	0	0	0	0	1.500.000
402	03	00	00	Textiles y vestuarios	500.000	0	0	0	0	500.000
402	03	01	00	Textiles	100.000	0	0	0	0	100.000
402	03	02	00	Prendas de vestir	400.000	0	0	0	0	400.000
402	04	00	00	Productos de cuero y caucho	780.000	0	0	0	0	780.000
402	04	03	00	Cauchos y tripas para vehículos	780.000	0	0	0	0	780.000
402	05	00	00	Productos de papel, cartón e impresos	3.278.767	0	0	0	0	3.278.767
402	05	01	00	Pulpa de madera, papel y cartón	800.000	0	0	0	0	800.000
402	05	02	00	Envases y cajas de papel y cartón	70.000	0	0	0	0	70.000
402	05	03	00	Productos de papel y cartón para oficina	500.000	0	0	0	0	500.000
402	05	04	00	Libros, revistas y periódicos	108.767	0	0	0	0	108.767
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.800.000	0	0	0	0	1.800.000
402	06	00	00	Productos químicos y derivados	920.000	0	0	0	0	920.000
402	06	03	00	Tintas, pinturas y colorantes	250.000	0	0	0	0	250.000
402	06	04	00	Productos farmacéuticos y medicamentos	100.000	0	0	0	0	100.000
402	06	06	00	Combustibles y lubricantes	170.000	0	0	0	0	170.000
402	06	08	00	Productos plásticos	400.000	0	0	0	0	400.000
402	07	00	00	Productos minerales no metálicos	50.000	0	0	0	0	50.000
402	07	04	00	Cemento, cal y yeso	50.000	0	0	0	0	50.000
402	08	00	00	Productos metálicos	2.500.000	0	0	0	0	2.500.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	700.000	0	0	0	0	700.000
402	08	07	00	Material de señalamiento	100.000	0	0	0	0	100.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.000.000	0	0	0	0	1.000.000
402	08	10	00	Repuestos y accesorios para otros equipos	600.000	0	0	0	0	600.000
402	08	99	00	Otros productos metálicos	100.000	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	6.120.000	0	0	0	0	6.120.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.000.000	0	0	0	0	1.000.000
402	10	03	00	Utensilios de cocina y comedor	100.000	0	0	0	0	100.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	800.000	0	0	0	0	800.000
402	10	06	00	Condecoraciones, ofrendas y similares	150.000	0	0	0	0	150.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSORÍA DEL PUEBLO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	30.000	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	3.000.000	0	0	0	0	3.000.000
402	10	11	00	Materiales eléctricos	700.000	0	0	0	0	700.000
402	10	12	00	Materiales para instalaciones sanitarias	40.000	0	0	0	0	40.000
402	10	99	00	Otros productos y útiles diversos	300.000	0	0	0	0	300.000
402	99	00	00	Otros materiales y suministros	150.000	0	0	0	0	150.000
402	99	01	00	Otros materiales y suministros	150.000	0	0	0	0	150.000
403	**00**	**00**	**00**	**Servicios no personales**	**49.870.975**	**0**	**0**	**0**	**0**	**49.870.975**
403	01	00	00	Alquileres de inmuebles	2.900.000	0	0	0	0	2.900.000
403	01	01	00	Alquileres de edificios y locales	2.900.000	0	0	0	0	2.900.000
403	03	00	00	Derechos sobre bienes intangibles	120.000	0	0	0	0	120.000
403	03	03	00	Paquetes y programas de computación	120.000	0	0	0	0	120.000
403	04	00	00	Servicios básicos	7.180.000	0	0	0	0	7.180.000
403	04	01	00	Electricidad	700.000	0	0	0	0	700.000
403	04	03	00	Agua	170.000	0	0	0	0	170.000
403	04	04	00	Teléfonos	2.100.000	0	0	0	0	2.100.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	1.100.000	0	0	0	0	1.100.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.000.000	0	0	0	0	1.000.000
403	04	05	00	Servicio de comunicaciones	1.000.000	0	0	0	0	1.000.000
403	04	06	00	Servicio de aseo urbano y domiciliario	210.000	0	0	0	0	210.000
403	04	07	00	Servicio de condominio	3.000.000	0	0	0	0	3.000.000
403	06	00	00	Servicios de transporte y almacenaje	1.350.000	0	0	0	0	1.350.000
403	06	03	00	Estacionamiento	500.000	0	0	0	0	500.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	850.000	0	0	0	0	850.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.850.000	0	0	0	0	3.850.000
403	07	01	00	Publicidad y propaganda	250.000	0	0	0	0	250.000
403	07	02	00	Imprenta y reproducción	1.100.000	0	0	0	0	1.100.000
403	07	03	00	Relaciones sociales	2.150.000	0	0	0	0	2.150.000
403	07	04	00	Avisos	350.000	0	0	0	0	350.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	7.010.000	0	0	0	0	7.010.000
403	08	01	00	Primas y gastos de seguros	7.000.000	0	0	0	0	7.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSORÍA DEL PUEBLO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	08	02	00	Comisiones y gastos bancarios	10.000	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	6.500.000	0	0	0	0	6.500.000
403	09	01	00	Viáticos y pasajes dentro del país	4.000.000	0	0	0	0	4.000.000
403	09	02	00	Viáticos y pasajes fuera del país	2.500.000	0	0	0	0	2.500.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.071.400	0	0	0	0	1.071.400
403	10	03	00	Servicios de procesamiento de datos	200.000	0	0	0	0	200.000
403	10	07	00	Servicios de capacitación y adiestramiento	471.400	0	0	0	0	471.400
403	10	09	00	Servicios de lavandería y tintorería	200.000	0	0	0	0	200.000
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.400.000	0	0	0	0	5.400.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.600.000	0	0	0	0	3.600.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.650.000	0	0	0	0	1.650.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	150.000	0	0	0	0	150.000
403	12	00	00	Conservación y reparaciones menores de obras	7.000.000	0	0	0	0	7.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	7.000.000	0	0	0	0	7.000.000
403	15	00	00	Servicios fiscales	180.000	0	0	0	0	180.000
403	15	02	00	Tasas y otros derechos obligatorios	180.000	0	0	0	0	180.000
403	18	00	00	Impuestos indirectos	6.308.543	0	0	0	0	6.308.543
403	18	01	00	Impuesto al valor agregado	6.308.543	0	0	0	0	6.308.543
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	451.032	0	0	0	0	451.032
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	451.032	0	0	0	0	451.032
403	99	00	00	Otros servicios no personales	550.000	0	0	0	0	550.000
403	99	01	00	Otros servicios no personales	550.000	0	0	0	0	550.000
404	**00**	**00**	**00**	**Activos reales**	**4.000.000**	**0**	**0**	**0**	**0**	**4.000.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	500.000
404	05	01	00	Equipos de telecomunicaciones	500.000	0	0	0	0	500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.500.000	0	0	0	0	3.500.000
404	09	01	00	Mobiliario y equipos de oficina	500.000	0	0	0	0	500.000
404	09	02	00	Equipos de computación	2.000.000	0	0	0	0	2.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.000.000	0	0	0	0	1.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**20.094.087**	**0**	**0**	**0**	**0**	**20.094.087**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSORÍA DEL PUEBLO

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	00	00	Transferencias y donaciones corrientes internas	20.094.087	0	0	0	0	20.094.087
407	01	01	00	Transferencias corrientes internas al sector privado	7.039.689	0	0	0	0	7.039.689
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.626.453	0	0	0	0	1.626.453
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	4.149.702	0	0	0	0	4.149.702
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	355.787	0	0	0	0	355.787
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	907.747	0	0	0	0	907.747
407	01	02	00	Donaciones corrientes internas al sector privado	1.600.000	0	0	0	0	1.600.000
407	01	02	01	Donaciones corrientes a personas	1.600.000	0	0	0	0	1.600.000
407	01	03	00	Transferencias corrientes internas al sector público	11.454.398	0	0	0	0	11.454.398
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	11.454.398	0	0	0	0	11.454.398
411	**00**	**00**	**00**	**Disminución de pasivos**	**300.000**	**0**	**0**	**0**	**0**	**300.000**
411	11	00	00	Obligaciones de ejercicios anteriores	300.000	0	0	0	0	300.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	300.000	0	0	0	0	300.000
				Totales	**440.674.009**	**0**	**0**	**0**	**0**	**440.674.009**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 129295 320025000 PROTECCIÓN, PROMOCIÓN Y EDUCACIÓN DE PERSONAS, GRUPOS Y COMUNIDADES EN DERECHOS HUMANOS.

OBJETIVO DEL PROYECTO: PROMOVER, VIGILAR Y DEFENDER LOS DERECHOS HUMANOS MEDIANTE EL DESPLIEGUE DE TODAS LAS ACTUACIONES DISPONIBLES PARA LA EFECTIVA PROTECCIÓN DE LA POBLACIÓN, Y EL FORTALECIMIENTO DE LAS COMUNIDADES Y ORGANIZACIONES SOCIALES A TRAVÉS DE LA EDUCACIÓN EN VALORES DE JUSTICIA, PAZ Y DEMOCRACIA.

UNIDAD DE MEDIDA: PERSONA **META:** 97.168

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**231.511.968**	**0**	**0**	**0**	**0**	**231.511.968**
401	01	00	00	Sueldos, salarios y otras retribuciones	59.295.046	0	0	0	0	59.295.046
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	40.716.032	0	0	0	0	40.716.032
401	01	09	00	Remuneraciones al personal en período de disponibilidad	1.441.683	0	0	0	0	1.441.683
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.424.961	0	0	0	0	2.424.961
401	01	18	00	Remuneraciones al personal contratado	1.676.500	0	0	0	0	1.676.500
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.676.500	0	0	0	0	1.676.500
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	13.035.870	0	0	0	0	13.035.870
401	03	00	00	Primas	20.064.076	0	0	0	0	20.064.076
401	03	03	00	Primas por hogar a empleados	676.200	0	0	0	0	676.200
401	03	08	00	Primas de profesionalización a empleados	1.471.750	0	0	0	0	1.471.750
401	03	09	00	Primas por antiguedad a empleados	11.825.418	0	0	0	0	11.825.418
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	5.369.617	0	0	0	0	5.369.617
401	03	18	00	Primas por hogar a obreros	54.600	0	0	0	0	54.600
401	03	21	00	Primas por antigüedad a obreros	533.491	0	0	0	0	533.491
401	03	97	00	Otras primas a empleados	105.000	0	0	0	0	105.000
401	03	98	00	Otras primas a obreros	28.000	0	0	0	0	28.000
401	04	00	00	Complementos de sueldos y salarios	50.746.458	0	0	0	0	50.746.458
401	04	06	00	Complemento a empleados por comisión de servicios	2.773.657	0	0	0	0	2.773.657
401	04	08	00	Bono compensatorio de alimentación a empleados	9.520.875	0	0	0	0	9.520.875
401	04	09	00	Bono compensatorio de transporte a empleados	846.300	0	0	0	0	846.300
401	04	18	00	Bono compensatorio de alimentación a obreros	921.375	0	0	0	0	921.375
401	04	19	00	Bono compensatorio de transporte a obreros	81.900	0	0	0	0	81.900
401	04	26	00	Bono compensatorio de alimentación al personal contratado	543.375	0	0	0	0	543.375
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	328.571	0	0	0	0	328.571
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.890.000	0	0	0	0	1.890.000
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	168.000	0	0	0	0	168.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	9.367.162	0	0	0	0	9.367.162
401	04	96	00	Otros complementos a empleados	22.454.668	0	0	0	0	22.454.668
401	04	97	00	Otros complementos a obreros	1.427.658	0	0	0	0	1.427.658

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 129295 320025000 PROTECCIÓN, PROMOCIÓN Y EDUCACIÓN DE PERSONAS, GRUPOS Y COMUNIDADES EN DERECHOS HUMANOS.

OBJETIVO DEL PROYECTO: PROMOVER, VIGILAR Y DEFENDER LOS DERECHOS HUMANOS MEDIANTE EL DESPLIEGUE DE TODAS LAS ACTUACIONES DISPONIBLES PARA LA EFECTIVA PROTECCIÓN DE LA POBLACIÓN, Y EL FORTALECIMIENTO DE LAS COMUNIDADES Y ORGANIZACIONES SOCIALES A TRAVÉS DE LA EDUCACIÓN EN VALORES DE JUSTICIA, PAZ Y DEMOCRACIA.

UNIDAD DE MEDIDA: PERSONA **META:** 97.168

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	98	00	Otros complementos al personal contratado	422.917	0	0	0	0	422.917
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	12.188.092	0	0	0	0	12.188.092
401	05	01	00	Aguinaldos a empleados	1.800.000	0	0	0	0	1.800.000
401	05	03	00	Bono vacacional a empleados	5.808.423	0	0	0	0	5.808.423
401	05	04	00	Aguinaldos a obreros	330.000	0	0	0	0	330.000
401	05	06	00	Bono vacacional a obreros	343.884	0	0	0	0	343.884
401	05	07	00	Aguinaldos al personal contratado	150.000	0	0	0	0	150.000
401	05	08	00	Bono vacacional al personal contratado	69.854	0	0	0	0	69.854
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.260.000	0	0	0	0	1.260.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	2.425.931	0	0	0	0	2.425.931
401	06	00	00	Aportes patronales y legales	11.832.097	0	0	0	0	11.832.097
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.750.339	0	0	0	0	5.750.339
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.045.516	0	0	0	0	1.045.516
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.045.516	0	0	0	0	1.045.516
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	340.445	0	0	0	0	340.445
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	61.899	0	0	0	0	61.899
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	61.899	0	0	0	0	61.899
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	184.415	0	0	0	0	184.415
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	33.530	0	0	0	0	33.530
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	33.530	0	0	0	0	33.530
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.401.672	0	0	0	0	2.401.672
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	436.668	0	0	0	0	436.668
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	436.668	0	0	0	0	436.668
401	07	00	00	Asistencia socio-económica	28.230.885	0	0	0	0	28.230.885
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.885.924	0	0	0	0	4.885.924
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	9.300.000	0	0	0	0	9.300.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	221.375	0	0	0	0	221.375
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.330.202	0	0	0	0	1.330.202

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 129295 320025000 PROTECCIÓN, PROMOCIÓN Y EDUCACIÓN DE PERSONAS, GRUPOS Y COMUNIDADES EN DERECHOS HUMANOS.

OBJETIVO DEL PROYECTO: PROMOVER, VIGILAR Y DEFENDER LOS DERECHOS HUMANOS MEDIANTE EL DESPLIEGUE DE TODAS LAS ACTUACIONES DISPONIBLES PARA LA EFECTIVA PROTECCIÓN DE LA POBLACIÓN, Y EL FORTALECIMIENTO DE LAS COMUNIDADES Y ORGANIZACIONES SOCIALES A TRAVÉS DE LA EDUCACIÓN EN VALORES DE JUSTICIA, PAZ Y DEMOCRACIA.

UNIDAD DE MEDIDA: PERSONA **META:** 97.168

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	197.750	0	0	0	0	197.750
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	290.995	0	0	0	0	290.995
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	2.600.000	0	0	0	0	2.600.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	23.625	0	0	0	0	23.625
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	124.706	0	0	0	0	124.706
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	22.324	0	0	0	0	22.324
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.564.304	0	0	0	0	1.564.304
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	5.341.000	0	0	0	0	5.341.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	201.180	0	0	0	0	201.180
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	2.100.000	0	0	0	0	2.100.000
401	07	96	00	Otras subvenciones a empleados	22.500	0	0	0	0	22.500
401	07	97	00	Otras subvenciones a obreros	5.000	0	0	0	0	5.000
401	08	00	00	Prestaciones sociales e indemnizaciones	49.155.314	0	0	0	0	49.155.314
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	32.660.856	0	0	0	0	32.660.856
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.933.663	0	0	0	0	1.933.663
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	919.747	0	0	0	0	919.747
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	13.641.048	0	0	0	0	13.641.048
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.798.767**	**0**	**0**	**0**	**0**	**15.798.767**
402	01	00	00	Productos alimenticios y agropecuarios	1.500.000	0	0	0	0	1.500.000
402	01	01	00	Alimentos y bebidas para personas	1.500.000	0	0	0	0	1.500.000
402	03	00	00	Textiles y vestuarios	500.000	0	0	0	0	500.000
402	03	01	00	Textiles	100.000	0	0	0	0	100.000
402	03	02	00	Prendas de vestir	400.000	0	0	0	0	400.000
402	04	00	00	Productos de cuero y caucho	780.000	0	0	0	0	780.000
402	04	03	00	Cauchos y tripas para vehículos	780.000	0	0	0	0	780.000
402	05	00	00	Productos de papel, cartón e impresos	3.278.767	0	0	0	0	3.278.767
402	05	01	00	Pulpa de madera, papel y cartón	800.000	0	0	0	0	800.000
402	05	02	00	Envases y cajas de papel y cartón	70.000	0	0	0	0	70.000
402	05	03	00	Productos de papel y cartón para oficina	500.000	0	0	0	0	500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 129295 320025000 PROTECCIÓN, PROMOCIÓN Y EDUCACIÓN DE PERSONAS, GRUPOS Y COMUNIDADES EN DERECHOS HUMANOS.

OBJETIVO DEL PROYECTO: PROMOVER, VIGILAR Y DEFENDER LOS DERECHOS HUMANOS MEDIANTE EL DESPLIEGUE DE TODAS LAS ACTUACIONES DISPONIBLES PARA LA EFECTIVA PROTECCIÓN DE LA POBLACIÓN, Y EL FORTALECIMIENTO DE LAS COMUNIDADES Y ORGANIZACIONES SOCIALES A TRAVÉS DE LA EDUCACIÓN EN VALORES DE JUSTICIA, PAZ Y DEMOCRACIA.

UNIDAD DE MEDIDA: PERSONA **META:** 97.168

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	04	00	Libros, revistas y periódicos	108.767	0	0	0	0	108.767
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.800.000	0	0	0	0	1.800.000
402	06	00	00	Productos químicos y derivados	920.000	0	0	0	0	920.000
402	06	03	00	Tintas, pinturas y colorantes	250.000	0	0	0	0	250.000
402	06	04	00	Productos farmacéuticos y medicamentos	100.000	0	0	0	0	100.000
402	06	06	00	Combustibles y lubricantes	170.000	0	0	0	0	170.000
402	06	08	00	Productos plásticos	400.000	0	0	0	0	400.000
402	07	00	00	Productos minerales no metálicos	50.000	0	0	0	0	50.000
402	07	04	00	Cemento, cal y yeso	50.000	0	0	0	0	50.000
402	08	00	00	Productos metálicos	2.500.000	0	0	0	0	2.500.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	700.000	0	0	0	0	700.000
402	08	07	00	Material de señalamiento	100.000	0	0	0	0	100.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.000.000	0	0	0	0	1.000.000
402	08	10	00	Repuestos y accesorios para otros equipos	600.000	0	0	0	0	600.000
402	08	99	00	Otros productos metálicos	100.000	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	6.120.000	0	0	0	0	6.120.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.000.000	0	0	0	0	1.000.000
402	10	03	00	Utensilios de cocina y comedor	100.000	0	0	0	0	100.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	800.000	0	0	0	0	800.000
402	10	06	00	Condecoraciones, ofrendas y similares	150.000	0	0	0	0	150.000
402	10	07	00	Productos de seguridad en el trabajo	30.000	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	3.000.000	0	0	0	0	3.000.000
402	10	11	00	Materiales eléctricos	700.000	0	0	0	0	700.000
402	10	12	00	Materiales para instalaciones sanitarias	40.000	0	0	0	0	40.000
402	10	99	00	Otros productos y útiles diversos	300.000	0	0	0	0	300.000
402	99	00	00	Otros materiales y suministros	150.000	0	0	0	0	150.000
402	99	01	00	Otros materiales y suministros	150.000	0	0	0	0	150.000
403	**00**	**00**	**00**	**Servicios no personales**	**49.534.975**	**0**	**0**	**0**	**0**	**49.534.975**
403	01	00	00	Alquileres de inmuebles	2.900.000	0	0	0	0	2.900.000
403	01	01	00	Alquileres de edificios y locales	2.900.000	0	0	0	0	2.900.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 129295 320025000 PROTECCIÓN, PROMOCIÓN Y EDUCACIÓN DE PERSONAS, GRUPOS Y COMUNIDADES EN DERECHOS HUMANOS.

OBJETIVO DEL PROYECTO: PROMOVER, VIGILAR Y DEFENDER LOS DERECHOS HUMANOS MEDIANTE EL DESPLIEGUE DE TODAS LAS ACTUACIONES DISPONIBLES PARA LA EFECTIVA PROTECCIÓN DE LA POBLACIÓN, Y EL FORTALECIMIENTO DE LAS COMUNIDADES Y ORGANIZACIONES SOCIALES A TRAVÉS DE LA EDUCACIÓN EN VALORES DE JUSTICIA, PAZ Y DEMOCRACIA.

UNIDAD DE MEDIDA: PERSONA **META:** 97.168

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	03	00	00	Derechos sobre bienes intangibles	120.000	0	0	0	0	120.000
403	03	03	00	Paquetes y programas de computación	120.000	0	0	0	0	120.000
403	04	00	00	Servicios básicos	7.180.000	0	0	0	0	7.180.000
403	04	01	00	Electricidad	700.000	0	0	0	0	700.000
403	04	03	00	Agua	170.000	0	0	0	0	170.000
403	04	04	00	Teléfonos	2.100.000	0	0	0	0	2.100.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	1.100.000	0	0	0	0	1.100.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.000.000	0	0	0	0	1.000.000
403	04	05	00	Servicio de comunicaciones	1.000.000	0	0	0	0	1.000.000
403	04	06	00	Servicio de aseo urbano y domiciliario	210.000	0	0	0	0	210.000
403	04	07	00	Servicio de condominio	3.000.000	0	0	0	0	3.000.000
403	06	00	00	Servicios de transporte y almacenaje	1.350.000	0	0	0	0	1.350.000
403	06	03	00	Estacionamiento	500.000	0	0	0	0	500.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	850.000	0	0	0	0	850.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.850.000	0	0	0	0	3.850.000
403	07	01	00	Publicidad y propaganda	250.000	0	0	0	0	250.000
403	07	02	00	Imprenta y reproducción	1.100.000	0	0	0	0	1.100.000
403	07	03	00	Relaciones sociales	2.150.000	0	0	0	0	2.150.000
403	07	04	00	Avisos	350.000	0	0	0	0	350.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	7.010.000	0	0	0	0	7.010.000
403	08	01	00	Primas y gastos de seguros	7.000.000	0	0	0	0	7.000.000
403	08	02	00	Comisiones y gastos bancarios	10.000	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	6.500.000	0	0	0	0	6.500.00
403	09	01	00	Viáticos y pasajes dentro del país	4.000.000	0	0	0	0	4.000.000
403	09	02	00	Viáticos y pasajes fuera del país	2.500.000	0	0	0	0	2.500.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	900.000	0	0	0	0	900.000
403	10	03	00	Servicios de procesamiento de datos	200.000	0	0	0	0	200.000
403	10	07	00	Servicios de capacitación y adiestramiento	300.000	0	0	0	0	300.000
403	10	09	00	Servicios de lavandería y tintorería	200.000	0	0	0	0	200.000
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 129295 320025000 PROTECCIÓN, PROMOCIÓN Y EDUCACIÓN DE PERSONAS, GRUPOS Y COMUNIDADES EN DERECHOS HUMANOS.

OBJETIVO DEL PROYECTO: PROMOVER, VIGILAR Y DEFENDER LOS DERECHOS HUMANOS MEDIANTE EL DESPLIEGUE DE TODAS LAS ACTUACIONES DISPONIBLES PARA LA EFECTIVA PROTECCIÓN DE LA POBLACIÓN, Y EL FORTALECIMIENTO DE LAS COMUNIDADES Y ORGANIZACIONES SOCIALES A TRAVÉS DE LA EDUCACIÓN EN VALORES DE JUSTICIA, PAZ Y DEMOCRACIA.

UNIDAD DE MEDIDA: PERSONA

META: 97.168

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.400.000	0	0	0	0	5.400.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.600.000	0	0	0	0	3.600.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.650.000	0	0	0	0	1.650.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	150.000	0	0	0	0	150.000
403	12	00	00	Conservación y reparaciones menores de obras	7.000.000	0	0	0	0	7.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	7.000.000	0	0	0	0	7.000.000
403	15	00	00	Servicios fiscales	180.000	0	0	0	0	180.000
403	15	02	00	Tasas y otros derechos obligatorios	180.000	0	0	0	0	180.000
403	18	00	00	Impuestos indirectos	6.264.975	0	0	0	0	6.264.975
403	18	01	00	Impuesto al valor agregado	6.264.975	0	0	0	0	6.264.975
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	330.000	0	0	0	0	330.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	330.000	0	0	0	0	330.000
403	99	00	00	Otros servicios no personales	550.000	0	0	0	0	550.000
403	99	01	00	Otros servicios no personales	550.000	0	0	0	0	550.000
404	**00**	**00**	**00**	**Activos reales**	**4.000.000**	**0**	**0**	**0**	**0**	**4.000.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	500.000
404	05	01	00	Equipos de telecomunicaciones	500.000	0	0	0	0	500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.500.000	0	0	0	0	3.500.000
404	09	01	00	Mobiliario y equipos de oficina	500.000	0	0	0	0	500.000
404	09	02	00	Equipos de computación	2.000.000	0	0	0	0	2.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.000.000	0	0	0	0	1.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**300.000**	**0**	**0**	**0**	**0**	**300.000**
411	11	00	00	Obligaciones de ejercicios anteriores	300.000	0	0	0	0	300.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	300.000	0	0	0	0	300.000
				Totales	**301.145.710**	**0**	**0**	**0**	**0**	**301.145.710**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 129295 320025000 PROTECCIÓN, PROMOCIÓN Y EDUCACIÓN DE PERSONAS, GRUPOS Y COMUNIDADES EN DERECHOS HUMANOS.

OBJETIVO DEL PROYECTO: PROMOVER, VIGILAR Y DEFENDER LOS DERECHOS HUMANOS MEDIANTE EL DESPLIEGUE DE TODAS LAS ACTUACIONES DISPONIBLES PARA LA EFECTIVA PROTECCIÓN DE LA POBLACIÓN, Y EL FORTALECIMIENTO DE LAS COMUNIDADES Y ORGANIZACIONES SOCIALES A TRAVÉS DE LA EDUCACIÓN EN VALORES DE JUSTICIA, PAZ Y DEMOCRACIA.

UNIDAD DE MEDIDA: PERSONA

META: 97.168

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 129295 320025000 PROTECCIÓN, PROMOCIÓN Y EDUCACIÓN DE PERSONAS, GRUPOS Y COMUNIDADES EN DERECHOS HUMANOS.

OBJETIVO DEL PROYECTO: PROMOVER, VIGILAR Y DEFENDER LOS DERECHOS HUMANOS MEDIANTE EL DESPLIEGUE DE TODAS LAS ACTUACIONES DISPONIBLES PARA LA EFECTIVA PROTECCIÓN DE LA POBLACIÓN, Y EL FORTALECIMIENTO DE LAS COMUNIDADES Y ORGANIZACIONES SOCIALES A TRAVÉS DE LA EDUCACIÓN EN VALORES DE JUSTICIA, PAZ Y DEMOCRACIA.

UNIDAD DE MEDIDA: PERSONA **META:** 97.168

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 320025001 FORMACIÓN A GRUPOS, ORGANIZACIONES SOCIALES, COMUNIDADES E INSTITUCIONES.

UNIDAD DE MEDIDA: PERSONA **META:** 57.489

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROMOCIÓN Y DIVULGACIÓN, COORDINACIÓN DE PUBLICACIONES, DEFENSORÍAS DELEGADAS ESTADALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.065.000**	**0**	**0**	**0**	**0**	**1.065.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	950.000	0	0	0	0	950.000
403	07	01	00	Publicidad y propaganda	250.000	0	0	0	0	250.000
403	07	02	00	Imprenta y reproducción	700.000	0	0	0	0	700.000
403	18	00	00	Impuestos indirectos	115.000	0	0	0	0	115.000
403	18	01	00	Impuesto al valor agregado	115.000	0	0	0	0	115.000
				Totales	**1.065.000**	**0**	**0**	**0**	**0**	**1.065.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 129295 320025000 PROTECCIÓN, PROMOCIÓN Y EDUCACIÓN DE PERSONAS, GRUPOS Y COMUNIDADES EN DERECHOS HUMANOS.

OBJETIVO DEL PROYECTO: PROMOVER, VIGILAR Y DEFENDER LOS DERECHOS HUMANOS MEDIANTE EL DESPLIEGUE DE TODAS LAS ACTUACIONES DISPONIBLES PARA LA EFECTIVA PROTECCIÓN DE LA POBLACIÓN, Y EL FORTALECIMIENTO DE LAS COMUNIDADES Y ORGANIZACIONES SOCIALES A TRAVÉS DE LA EDUCACIÓN EN VALORES DE JUSTICIA, PAZ Y DEMOCRACIA.

UNIDAD DE MEDIDA: PERSONA **META:** 97.168

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 320025002 ACTUACIÓN DE LA DEFENSORÍA DEL PUEBLO EN EL ÁMBITO INTERNACIONAL.

UNIDAD DE MEDIDA: INFORME **META:** 76

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ASUNTOS INTERNACIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.880.000**	**0**	**0**	**0**	**0**	**2.880.000**
403	09	00	00	Viáticos y pasajes	2.500.000	0	0	0	0	2.500.000
403	09	02	00	Viáticos y pasajes fuera del país	2.500.000	0	0	0	0	2.500.000
403	15	00	00	Servicios fiscales	80.000	0	0	0	0	80.000
403	15	02	00	Tasas y otros derechos obligatorios	80.000	0	0	0	0	80.000
403	18	00	00	Impuestos indirectos	300.000	0	0	0	0	300.000
403	18	01	00	Impuesto al valor agregado	300.000	0	0	0	0	300.000
				Totales	**2.880.000**	**0**	**0**	**0**	**0**	**2.880.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 129295 320025000 PROTECCIÓN, PROMOCIÓN Y EDUCACIÓN DE PERSONAS, GRUPOS Y COMUNIDADES EN DERECHOS HUMANOS.

OBJETIVO DEL PROYECTO: PROMOVER, VIGILAR Y DEFENDER LOS DERECHOS HUMANOS MEDIANTE EL DESPLIEGUE DE TODAS LAS ACTUACIONES DISPONIBLES PARA LA EFECTIVA PROTECCIÓN DE LA POBLACIÓN, Y EL FORTALECIMIENTO DE LAS COMUNIDADES Y ORGANIZACIONES SOCIALES A TRAVÉS DE LA EDUCACIÓN EN VALORES DE JUSTICIA, PAZ Y DEMOCRACIA.

UNIDAD DE MEDIDA: PERSONA **META:** 97.168

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 320025003 ACTUALIZACIÓN Y FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA.

UNIDAD DE MEDIDA: HERRAMIENTA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**668.000**	**0**	**0**	**0**	**0**	**668.000**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	200.000	0	0	0	0	200.000
403	10	03	00	Servicios de procesamiento de datos	200.000	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	468.000	0	0	0	0	468.000
403	18	01	00	Impuesto al valor agregado	468.000	0	0	0	0	468.000
404	**00**	**00**	**00**	**Activos reales**	**4.000.000**	**0**	**0**	**0**	**0**	**4.000.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	500.000
404	05	01	00	Equipos de telecomunicaciones	500.000	0	0	0	0	500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.500.000	0	0	0	0	3.500.000
404	09	01	00	Mobiliario y equipos de oficina	500.000	0	0	0	0	500.000
404	09	02	00	Equipos de computación	2.000.000	0	0	0	0	2.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.000.000	0	0	0	0	1.000.000
				Totales	**4.668.000**	**0**	**0**	**0**	**0**	**4.668.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 129295 320025000 PROTECCIÓN, PROMOCIÓN Y EDUCACIÓN DE PERSONAS, GRUPOS Y COMUNIDADES EN DERECHOS HUMANOS.

OBJETIVO DEL PROYECTO: PROMOVER, VIGILAR Y DEFENDER LOS DERECHOS HUMANOS MEDIANTE EL DESPLIEGUE DE TODAS LAS ACTUACIONES DISPONIBLES PARA LA EFECTIVA PROTECCIÓN DE LA POBLACIÓN, Y EL FORTALECIMIENTO DE LAS COMUNIDADES Y ORGANIZACIONES SOCIALES A TRAVÉS DE LA EDUCACIÓN EN VALORES DE JUSTICIA, PAZ Y DEMOCRACIA.

UNIDAD DE MEDIDA: PERSONA **META:** 97.168

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 320025004 PROTECCIÓN A PERSONAS Y GRUPOS EN SITUACIÓN DE AMENAZA O VIOLACIÓN DE DERECHOS HUMANOS, Y ANTE DEFICIENCIAS EN LA PRESTACIÓN DE SERVICIOS PÚBLICOS

UNIDAD DE MEDIDA: PERSONA **META:** 39.678

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN AL CIUDADANO, DIRECCIÓN GENERAL DE SERVICIOS JURIDICOS Y DEFENSORÍAS DELEGADAS ESTADALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**231.511.968**	0	0	0	0	231.511.968
401	01	00	00	Sueldos, salarios y otras retribuciones	59.295.046	0	0	0	0	59.295.046
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	40.716.032	0	0	0	0	40.716.032
401	01	09	00	Remuneraciones al personal en período de disponibilidad	1.441.683	0		0	0	1.441.683
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.424.961	0	0	0	0	2.424.961
401	01	18	00	Remuneraciones al personal contratado	1.676.500	0	0	0	0	1.676.500
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.676.500	0	0	0	0	1.676.500
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	13.035.870	0	0	0	0	13.035.870
401	03	00	00	Primas	20.064.076	0	0	0	0	20.064.076
401	03	03	00	Primas por hogar a empleados	676.200	0	0	0	0	676.200
401	03	08	00	Primas de profesionalización a empleados	1.471.750	0	0	0	0	1.471.750
401	03	09	00	Primas por antiguedad a empleados	11.825.418	0	0	0	0	11.825.418
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	5.369.617	0	0	0	0	5.369.617
401	03	18	00	Primas por hogar a obreros	54.600	0	0	0	0	54.600
401	03	21	00	Primas por antigüedad a obreros	533.491	0	0	0	0	533.491
401	03	97	00	Otras primas a empleados	105.000	0	0	0	0	105.000
401	03	98	00	Otras primas a obreros	28.000	0	0	0	0	28.000
401	04	00	00	Complementos de sueldos y salarios	50.746.458	0	0	0	0	50.746.458
401	04	06	00	Complemento a empleados por comisión de servicios	2.773.657	0	0	0	0	2.773.657
401	04	08	00	Bono compensatorio de alimentación a empleados	9.520.875	0	0	0	0	9.520.875
401	04	09	00	Bono compensatorio de transporte a empleados	846.300	0	0	0	0	846.300
401	04	18	00	Bono compensatorio de alimentación a obreros	921.375	0	0	0	0	921.375
401	04	19	00	Bono compensatorio de transporte a obreros	81.900	0	0	0	0	81.900
401	04	26	00	Bono compensatorio de alimentación al personal contratado	543.375	0	0	0	0	543.375
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	328.571	0	0	0	0	328.571

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 129295 320025000 PROTECCIÓN, PROMOCIÓN Y EDUCACIÓN DE PERSONAS, GRUPOS Y COMUNIDADES EN DERECHOS HUMANOS.

OBJETIVO DEL PROYECTO: PROMOVER, VIGILAR Y DEFENDER LOS DERECHOS HUMANOS MEDIANTE EL DESPLIEGUE DE TODAS LAS ACTUACIONES DISPONIBLES PARA LA EFECTIVA PROTECCIÓN DE LA POBLACIÓN, Y EL FORTALECIMIENTO DE LAS COMUNIDADES Y ORGANIZACIONES SOCIALES A TRAVÉS DE LA EDUCACIÓN EN VALORES DE JUSTICIA, PAZ Y DEMOCRACIA.

UNIDAD DE MEDIDA: PERSONA **META:** 97.168

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 320025004 PROTECCIÓN A PERSONAS Y GRUPOS EN SITUACIÓN DE AMENAZA O VIOLACIÓN DE DERECHOS HUMANOS, Y ANTE DEFICIENCIAS EN LA PRESTACIÓN DE SERVICIOS PÚBLICOS

UNIDAD DE MEDIDA: PERSONA **META:** 39.678

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN AL CIUDADANO, DIRECCIÓN GENERAL DE SERVICIOS JURIDICOS Y DEFENSORÍAS DELEGADAS ESTADALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.890.000	0	0	0	0	1.890.000
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	168.000	0	0	0	0	168.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	9.367.162	0	0	0	0	9.367.162
401	04	96	00	Otros complementos a empleados	22.454.668	0	0	0	0	22.454.668
401	04	97	00	Otros complementos a obreros	1.427.658	0	0	0	0	1.427.658
401	04	98	00	Otros complementos al personal contratado	422.917	0	0	0	0	422.917
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	12.188.092	0	0	0	0	12.188.092
401	05	01	00	Aguinaldos a empleados	1.800.000	0	0	0	0	1.800.000
401	05	03	00	Bono vacacional a empleados	5.808.423	0	0	0	0	5.808.423
401	05	04	00	Aguinaldos a obreros	330.000	0	0	0	0	330.000
401	05	06	00	Bono vacacional a obreros	343.884	0	0	0	0	343.884
401	05	07	00	Aguinaldos al personal contratado	150.000	0	0	0	0	150.000
401	05	08	00	Bono vacacional al personal contratado	69.854	0	0	0	0	69.854
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.260.000	0	0	0	0	1.260.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	2.425.931	0	0	0	0	2.425.931
401	06	00	00	Aportes patronales y legales	11.832.097	0	0	0	0	11.832.097
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.750.339	0	0	0	0	5.750.339
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.045.516	0	0	0	0	1.045.516
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.045.516	0	0	0	0	1.045.516
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	340.445	0	0	0	0	340.445
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	61.899	0	0	0	0	61.899
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	61.899	0	0	0	0	61.899
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	184.415	0	0	0	0	184.415
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	33.530	0	0	0	0	33.530

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 129295 320025000 PROTECCIÓN, PROMOCIÓN Y EDUCACIÓN DE PERSONAS, GRUPOS Y COMUNIDADES EN DERECHOS HUMANOS.

OBJETIVO DEL PROYECTO: PROMOVER, VIGILAR Y DEFENDER LOS DERECHOS HUMANOS MEDIANTE EL DESPLIEGUE DE TODAS LAS ACTUACIONES DISPONIBLES PARA LA EFECTIVA PROTECCIÓN DE LA POBLACIÓN, Y EL FORTALECIMIENTO DE LAS COMUNIDADES Y ORGANIZACIONES SOCIALES A TRAVÉS DE LA EDUCACIÓN EN VALORES DE JUSTICIA, PAZ Y DEMOCRACIA.

UNIDAD DE MEDIDA: PERSONA **META:** 97.168

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 320025004 PROTECCIÓN A PERSONAS Y GRUPOS EN SITUACIÓN DE AMENAZA O VIOLACIÓN DE DERECHOS HUMANOS, Y ANTE DEFICIENCIAS EN LA PRESTACIÓN DE SERVICIOS PÚBLICOS

UNIDAD DE MEDIDA: PERSONA **META:** 39.678

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN AL CIUDADANO, DIRECCIÓN GENERAL DE SERVICIOS JURÍDICOS Y DEFENSORÍAS DELEGADAS ESTADALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	33.530	0	0	0	0	33.530
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.401.672	0	0	0	0	2.401.672
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	436.668	0	0	0	0	436.668
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	436.668	0	0	0	0	436.668
401	07	00	00	Asistencia socio-económica	28.230.885	0	0	0	0	28.230.885
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.885.924	0	0	0	0	4.885.924
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	9.300.000	0	0	0	0	9.300.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	221.375	0	0	0	0	221.375
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.330.202	0	0	0	0	1.330.202
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	197.750	0	0	0	0	197.750
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	290.995	0	0	0	0	290.995
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	2.600.000	0	0	0	0	2.600.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	23.625	0	0	0	0	23.625
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	124.706	0	0	0	0	124.706
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	22.324	0	0	0	0	22.324
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.564.304	0	0	0	0	1.564.304
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	5.341.000	0	0	0	0	5.341.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	201.180	0	0	0	0	201.180
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	2.100.000	0	0	0	0	2.100.000
401	07	96	00	Otras subvenciones a empleados	22.500	0	0	0	0	22.500
401	07	97	00	Otras subvenciones a obreros	5.000	0	0	0	0	5.000
401	08	00	00	Prestaciones sociales e indemnizaciones	49.155.314	0	0	0	0	49.155.314
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	32.660.856	0	0	0	0	32.660.856

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 129295 320025000 PROTECCIÓN PROMOCIÓN Y EDUCACIÓN DE PERSONAS, GRUPOS Y COMUNIDADES EN DERECHOS HUMANOS.

OBJETIVO DEL PROYECTO: PROMOVER, VIGILAR Y DEFENDER LOS DERECHOS HUMANOS MEDIANTE EL DESPLIEGUE DE TODAS LAS ACTUACIONES DISPONIBLES PARA LA EFECTIVA PROTECCIÓN DE LA POBLACIÓN, Y EL FORTALECIMIENTO DE LAS COMUNIDADES Y ORGANIZACIONES SOCIALES A TRAVÉS DE LA EDUCACIÓN EN VALORES DE JUSTICIA, PAZ Y DEMOCRACIA.

UNIDAD DE MEDIDA: PERSONA **META:** 97.168

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 320025004 PROTECCIÓN A PERSONAS Y GRUPOS EN SITUACIÓN DE AMENAZA O VIOLACIÓN DE DERECHOS HUMANOS, Y ANTE DEFICIENCIAS EN LA PRESTACIÓN DE SERVICIOS PÚBLICOS

UNIDAD DE MEDIDA: PERSONA **META:** 39.678

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN AL CIUDADANO, DIRECCIÓN GENERAL DE SERVICIOS JURIDICOS Y DEFENSORÍAS DELEGADAS ESTADALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.933.663	0	0	0	0	1.933.663
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	919.747	0	0	0	0	919.747
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	13.641.048	0	0	0	0	13.641.048
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.798.767**	**0**	**0**	**0**	**0**	**15.798.767**
402	01	00	00	Productos alimenticios y agropecuarios	1.500.000	0	0	0	0	1.500.000
402	01	01	00	Alimentos y bebidas para personas	1.500.000	0	0	0	0	1.500.000
402	03	00	00	Textiles y vestuarios	500.000	0	0	0	0	500.000
402	03	01	00	Textiles	100.000	0	0	0	0	100.000
402	03	02	00	Prendas de vestir	400.000	0	0	0	0	400.000
402	04	00	00	Productos de cuero y caucho	780.000	0	0	0	0	780.000
402	04	03	00	Cauchos y tripas para vehículos	780.000	0	0	0	0	780.000
402	05	00	00	Productos de papel, cartón e impresos	3.278.767	0	0	0	0	3.278.767
402	05	01	00	Pulpa de madera, papel y cartón	800.000	0	0	0	0	800.000
402	05	02	00	Envases y cajas de papel y cartón	70.000	0	0	0	0	70.000
402	05	03	00	Productos de papel y cartón para oficina	500.000	0	0	0	0	500.000
402	05	04	00	Libros, revistas y periódicos	108.767	0	0	0	0	108.767
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.800.000	0	0	0	0	1.800.000
402	06	00	00	Productos químicos y derivados	920.000	0	0	0	0	920.000
402	06	03	00	Tintas, pinturas y colorantes	250.000	0	0	0	0	250.000
402	06	04	00	Productos farmacéuticos y medicamentos	100.000	0	0	0	0	100.000
402	06	06	00	Combustibles y lubricantes	170.000	0	0	0	0	170.000
402	06	08	00	Productos plásticos	400.000	0	0	0	0	400.000
402	07	00	00	Productos minerales no metálicos	50.000	0	0	0	0	50.000
402	07	04	00	Cemento, cal y yeso	50.000	0	0	0	0	50.000
402	08	00	00	Productos metálicos	2.500.000	0	0	0	0	2.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 129295 320025000 PROTECCIÓN, PROMOCIÓN Y EDUCACIÓN DE PERSONAS, GRUPOS Y COMUNIDADES EN DERECHOS HUMANOS.

OBJETIVO DEL PROYECTO: PROMOVER, VIGILAR Y DEFENDER LOS DERECHOS HUMANOS MEDIANTE EL DESPLIEGUE DE TODAS LAS ACTUACIONES DISPONIBLES PARA LA EFECTIVA PROTECCIÓN DE LA POBLACIÓN, Y EL FORTALECIMIENTO DE LAS COMUNIDADES Y ORGANIZACIONES SOCIALES A TRAVÉS DE LA EDUCACIÓN EN VALORES DE JUSTICIA, PAZ Y DEMOCRACIA.

UNIDAD DE MEDIDA: PERSONA **META:** 97.168

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 320025004 PROTECCIÓN A PERSONAS Y GRUPOS EN SITUACIÓN DE AMENAZA O VIOLACIÓN DE DERECHOS HUMANOS, Y ANTE DEFICIENCIAS EN LA PRESTACIÓN DE SERVICIOS PÚBLICOS

UNIDAD DE MEDIDA: PERSONA **META:** 39.678

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN AL CIUDADANO, DIRECCIÓN GENERAL DE SERVICIOS JURIDICOS Y DEFENSORÍAS DELEGADAS ESTADALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	700.000	0	0	0	0	700.000
402	08	07	00	Material de señalamiento	100.000	0	0	0	0	100.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.000.000	0	0	0	0	1.000.000
402	08	10	00	Repuestos y accesorios para otros equipos	600.000	0	0	0	0	600.000
402	08	99	00	Otros productos metálicos	100.000	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	6.120.000	0	0	0	0	6.120.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.000.000	0	0	0	0	1.000.000
402	10	03	00	Utensilios de cocina y comedor	100.000	0	0	0	0	100.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	800.000	0	0	0	0	800.000
402	10	06	00	Condecoraciones, ofrendas y similares	150.000	0	0	0	0	150.000
402	10	07	00	Productos de seguridad en el trabajo	30.000	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	3.000.000	0	0	0	0	3.000.000
402	10	11	00	Materiales eléctricos	700.000	0	0	0	0	700.000
402	10	12	00	Materiales para instalaciones sanitarias	40.000	0	0	0	0	40.000
402	10	99	00	Otros productos y útiles diversos	300.000	0	0	0	0	300.000
402	99	00	00	Otros materiales y suministros	150.000	0	0	0	0	150.000
402	99	01	00	Otros materiales y suministros	150.000	0	0	0	0	150.000
403	**00**	**00**	**00**	**Servicios no personales**	**44.921.975**	**0**	**0**	**0**	**0**	**44.921.975**
403	01	00	00	Alquileres de inmuebles	2.900.000	0	0	0	0	2.900.000
403	01	01	00	Alquileres de edificios y locales	2.900.000	0	0	0	0	2.900.000
403	03	00	00	Derechos sobre bienes intangibles	120.000	0	0	0	0	120.000
403	03	03	00	Paquetes y programas de computación	120.000	0	0	0	0	120.000
403	04	00	00	Servicios básicos	7.180.000	0	0	0	0	7.180.000
403	04	01	00	Electricidad	700.000	0	0	0	0	700.000
403	04	03	00	Agua	170.000	0	0	0	0	170.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 129295 320025000 PROTECCIÓN, PROMOCIÓN Y EDUCACIÓN DE PERSONAS, GRUPOS Y COMUNIDADES EN DERECHOS HUMANOS.

OBJETIVO DEL PROYECTO: PROMOVER, VIGILAR Y DEFENDER LOS DERECHOS HUMANOS MEDIANTE EL DESPLIEGUE DE TODAS LAS ACTUACIONES DISPONIBLES PARA LA EFECTIVA PROTECCIÓN DE LA POBLACIÓN, Y EL FORTALECIMIENTO DE LAS COMUNIDADES Y ORGANIZACIONES SOCIALES A TRAVÉS DE LA EDUCACIÓN EN VALORES DE JUSTICIA, PAZ Y DEMOCRACIA.

UNIDAD DE MEDIDA: PERSONA **META:** 97.168

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 320025004 PROTECCIÓN A PERSONAS Y GRUPOS EN SITUACIÓN DE AMENAZA O VIOLACIÓN DE DERECHOS HUMANOS, Y ANTE DEFICIENCIAS EN LA PRESTACIÓN DE SERVICIOS PÚBLICOS

UNIDAD DE MEDIDA: PERSONA **META:** 39.678

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN AL CIUDADANO, DIRECCIÓN GENERAL DE SERVICIOS JURIDICOS Y DEFENSORÍAS DELEGADAS ESTADALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	04	00	Teléfonos	2.100.000	0	0	0	0	2.100.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	1.100.000	0	0	0	0	1.100.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.000.000	0	0	0	0	1.000.000
403	04	05	00	Servicio de comunicaciones	1.000.000	0	0	0	0	1.000.000
403	04	06	00	Servicio de aseo urbano y domiciliario	210.000	0	0	0	0	210.000
403	04	07	00	Servicio de condominio	3.000.000	0	0	0	0	3.000.000
403	06	00	00	Servicios de transporte y almacenaje	1.350.000	0	0	0	0	1.350.000
403	06	03	00	Estacionamiento	500.000	0	0	0	0	500.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	850.000	0	0	0	0	850.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.900.000	0	0	0	0	2.900.000
403	07	02	00	Imprenta y reproducción	400.000	0	0	0	0	400.000
403	07	03	00	Relaciones sociales	2.150.000	0	0	0	0	2.150.000
403	07	04	00	Avisos	350.000	0	0	0	0	350.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	7.010.000	0	0	0	0	7.010.000
403	08	01	00	Primas y gastos de seguros	7.000.000	0	0	0	0	7.000.000
403	08	02	00	Comisiones y gastos bancarios	10.000	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	4.000.000	0	0	0	0	4.000.000
403	09	01	00	Viáticos y pasajes dentro del país	4.000.000	0	0	0	0	4.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	700.000	0	0	0	0	700.000
403	10	07	00	Servicios de capacitación y adiestramiento	300.000	0	0	0	0	300.000
403	10	09	00	Servicios de lavandería y tintorería	200.000	0	0	0	0	200.000
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.400.000	0	0	0	0	5.400.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.600.000	0	0	0	0	3.600.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.650.000	0	0	0	0	1.650.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 129295 320025000 PROTECCIÓN, PROMOCIÓN Y EDUCACIÓN DE PERSONAS, GRUPOS Y COMUNIDADES EN DERECHOS HUMANOS.

OBJETIVO DEL PROYECTO: PROMOVER, VIGILAR Y DEFENDER LOS DERECHOS HUMANOS MEDIANTE EL DESPLIEGUE DE TODAS LAS ACTUACIONES DISPONIBLES PARA LA EFECTIVA PROTECCIÓN DE LA POBLACIÓN, Y EL FORTALECIMIENTO DE LAS COMUNIDADES Y ORGANIZACIONES SOCIALES A TRAVÉS DE LA EDUCACIÓN EN VALORES DE JUSTICIA, PAZ Y DEMOCRACIA.

UNIDAD DE MEDIDA: PERSONA **META:** 97.168

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 320025004 PROTECCIÓN A PERSONAS Y GRUPOS EN SITUACIÓN DE AMENAZA O VIOLACIÓN DE DERECHOS HUMANOS, Y ANTE DEFICIENCIAS EN LA PRESTACIÓN DE SERVICIOS PÚBLICOS

UNIDAD DE MEDIDA: PERSONA **META:** 39.678

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN AL CIUDADANO, DIRECCIÓN GENERAL DE SERVICIOS JURÍDICOS Y DEFENSORÍAS DELEGADAS ESTADALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	150.000	0	0	0	0	150.000
403	12	00	00	Conservación y reparaciones menores de obras	7.000.000	0	0	0	0	7.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	7.000.000	0	0	0	0	7.000.000
403	15	00	00	Servicios fiscales	100.000	0	0	0	0	100.000
403	15	02	00	Tasas y otros derechos obligatorios	100.000	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	5.381.975	0	0	0	0	5.381.975
403	18	01	00	Impuesto al valor agregado	5.381.975	0	0	0	0	5.381.975
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	330.000	0	0	0	0	330.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	330.000	0	0	0	0	330.000
403	99	00	00	Otros servicios no personales	550.000	0	0	0	0	550.000
403	99	01	00	Otros servicios no personales	550.000	0	0	0	0	550.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**300.000**	**0**	**0**	**0**	**0**	**300.000**
411	11	00	00	Obligaciones de ejercicios anteriores	300.000	0	0	0	0	300.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	300.000	0	0	0	0	300.000
				Totales	**292.532.710**	**0**	**0**	**0**	**0**	**292.532.710**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

32 - 25

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 329999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR

META: 11.454.398

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**11.454.398**	**0**	**0**	**0**	**0**	**11.454.398**
407	01	00	00	Transferencias y donaciones corrientes internas	11.454.398	0	0	0	0	11.454.398
407	01	03	00	Transferencias corrientes internas al sector público	11.454.398	0	0	0	0	11.454.398
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	11.454.398	0	0	0	0	11.454.398
				Totales	**11.454.398**	**0**	**0**	**0**	**0**	**11.454.398**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 329999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR

META: 11.454.398

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**11.454.398**	**0**	**0**	**0**	0	**11.454.398**
407	01	00	00	Transferencias y donaciones corrientes internas	11.454.398	0	0	0	0	11.454.398
407	01	03	00	Transferencias corrientes internas al sector público	11.454.398	0	0	0	0	11.454.398
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	11.454.398	0	0	0	0	11.454.398
				- A0412 Fundación Juan Vives Suriá	11.454.398	0	0	0	0	11.454.398
				Totales	**11.454.398**	**0**	**0**	**0**	**0**	**11.454.398**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

PROYECTO: 329999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 11.454.398

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 329999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN JUAN VIVES SURIÁ

UNIDAD DE MEDIDA: BOLÍVAR **META:** 11.454.398

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**11.454.398**	**0**	**0**	**0**	**0**	**11.454.398**
407	01	00	00	Transferencias y donaciones corrientes internas	11.454.398	0	0	0	0	11.454.398
407	01	03	00	Transferencias corrientes internas al sector público	11.454.398	0	0	0	0	11.454.398
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	11.454.398	0	0	0	0	11.454.398
				Totales	**11.454.398**	**0**	**0**	**0**	**0**	**11.454.398**

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**109.391.635**	**0**	**0**	**0**	0	109.391.635
401	01	00	00	Sueldos, salarios y otras retribuciones	27.100.394	0	0	0	0	27.100.394
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	15.603.329	0	0	0	0	15.603.329
401	01	09	00	Remuneraciones al personal en período de disponibilidad	865.009	0	0	0	0	865.009
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.755.355	0	0	0	0	1.755.355
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	614.040	0	0	0	0	614.040
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	7.787.244	0	0	0	0	7.787.244
401	01	99	00	Otras retribuciones	475.417	0	0	0	0	475.417
401	03	00	00	Primas	9.295.446	0	0	0	0	9.295.446
401	03	03	00	Primas por hogar a empleados	330.400	0	0	0	0	330.400
401	03	08	00	Primas de profesionalización a empleados	612.500	0	0	0	0	612.500
401	03	09	00	Primas por antigüedad a empleados	5.033.352	0	0	0	0	5.033.352
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.734.216	0	0	0	0	2.734.216
401	03	18	00	Primas por hogar a obreros	37.800	0	0	0	0	37.800
401	03	21	00	Primas por antigüedad a obreros	386.178	0	0	0	0	386.178
401	03	97	00	Otras primas a empleados	119.000	0	0	0	0	119.000
401	03	98	00	Otras primas a obreros	42.000	0	0	0	0	42.000
401	04	00	00	Complementos de sueldos y salarios	25.055.699	0	0	0	0	25.055.699
401	04	06	00	Complemento a empleados por comisión de servicios	2.763.563	0	0	0	0	2.763.563
401	04	08	00	Bono compensatorio de alimentación a empleados	4.441.500	0	0	0	0	4.441.500
401	04	09	00	Bono compensatorio de transporte a empleados	394.800	0	0	0	0	394.800
401	04	18	00	Bono compensatorio de alimentación a obreros	637.875	0	0	0	0	637.875
401	04	19	00	Bono compensatorio de transporte a obreros	56.700	0	0	0	0	56.700
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	23.625	0	0	0	0	23.625
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	61.042	0	0	0	0	61.042
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.157.625	0	0	0	0	1.157.625
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	100.800	0	0	0	0	100.800
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	187.720	0	0	0	0	187.720
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	5.610.087	0	0	0	0	5.610.087
401	04	96	00	Otros complementos a empleados	8.656.562	0	0	0	0	8.656.562
401	04	97	00	Otros complementos a obreros	963.800	0	0	0	0	963.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.891.524	0	0	0	0	5.891.524

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	01	00	Aguinaldos a empleados	900.000	0	0	0	0	900.000
401	05	03	00	Bono vacacional a empleados	2.237.618	0	0	0	0	2.237.618
401	05	04	00	Aguinaldos a obreros	264.000	0	0	0	0	264.000
401	05	06	00	Bono vacacional a obreros	248.448	0	0	0	0	248.448
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	69.000	0	0	0	0	69.000
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	68.227	0	0	0	0	68.227
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	720.000	0	0	0	0	720.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.384.231	0	0	0	0	1.384.231
401	06	00	00	Aportes patronales y legales	5.317.009	0	0	0	0	5.317.009
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.215.242	0	0	0	0	2.215.242
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	402.771	0	0	0	0	402.771
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	402.771	0	0	0	0	402.771
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	245.964	0	0	0	0	245.964
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	44.721	0	0	0	0	44.721
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	44.721	0	0	0	0	44.721
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	67.544	0	0	0	0	67.544
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	12.281	0	0	0	0	12.281
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	12.281	0	0	0	0	12.281
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.370.389	0	0	0	0	1.370.389
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	249.162	0	0	0	0	249.162
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	249.162	0	0	0	0	249.162
401	07	00	00	Asistencia socio-económica	14.585.180	0	0	0	0	14.585.180
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.872.399	0	0	0	0	1.872.399
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	5.400.000	0	0	0	0	5.400.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	101.500	0	0	0	0	101.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	831.376	0	0	0	0	831.376
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	101.500	0	0	0	0	101.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	210.643	0	0	0	0	210.643
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.500.000	0	0	0	0	1.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	11.375	0	0	0	0	11.375
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	124.706	0	0	0	0	124.706
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	9.277	0	0	0	0	9.277
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	73.685	0	0	0	0	73.685
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	200.000	0	0	0	0	200.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	934.469	0	0	0	0	934.469
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	3.200.000	0	0	0	0	3.200.000
401	07	96	00	Otras subvenciones a empleados	10.750	0	0	0	0	10.750
401	07	97	00	Otras subvenciones a obreros	3.500	0	0	0	0	3.500
401	08	00	00	Prestaciones sociales e indemnizaciones	22.146.383	0	0	0	0	22.146.383
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	12.582.161	0	0	0	0	12.582.161
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.397.028	0	0	0	0	1.397.028
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	383.640	0	0	0	0	383.640
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	7.783.554	0	0	0	0	7.783.554
403	**00**	**00**	**00**	**Servicios no personales**	**256.032**	**0**	**0**	**0**	**0**	**256.032**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	100.000	0	0	0	0	100.000
403	10	07	00	Servicios de capacitación y adiestramiento	100.000	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	35.000	0	0	0	0	35.000
403	18	01	00	Impuesto al valor agregado	35.000	0	0	0	0	35.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	121.032	0	0	0	0	121.032
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	121.032	0	0	0	0	121.032
				Totales	**109.647.667**	0	0	0	0	**109.647.667**

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 320001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS - Bolívares - Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**109.391.635**	0	0	0	0	**109.391.635**
401	01	00	00	Sueldos, salarios y otras retribuciones	27.100.394	0	0	0	0	27.100.394
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	15.603.329	0	0	0	0	15.603.329
401	01	09	00	Remuneraciones al personal en período de disponibilidad	865.009	0	0	0	0	865.009
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.755.355	0	0	0	0	1.755.355
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	614.040	0	0	0	0	614.040
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	7.787.244	0	0	0	0	7.787.244
401	01	99	00	Otras retribuciones	475.417	0	0	0	0	475.417
401	03	00	00	Primas	9.295.446	0	0	0	0	9.295.446
401	03	03	00	Primas por hogar a empleados	330.400	0	0	0	0	330.400
401	03	08	00	Primas de profesionalización a empleados	612.500	0	0	0	0	612.500
401	03	09	00	Primas por antigüedad a empleados	5.033.352	0	0	0	0	5.033.352
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.734.216	0	0	0	0	2.734.216
401	03	18	00	Primas por hogar a obreros	37.800	0	0	0	0	37.800
401	03	21	00	Primas por antigüedad a obreros	386.178	0	0	0	0	386.178
401	03	97	00	Otras primas a empleados	119.000	0	0	0	0	119.000
401	03	98	00	Otras primas a obreros	42.000	0	0	0	0	42.000
401	04	00	00	Complementos de sueldos y salarios	25.055.699	0	0	0	0	25.055.699
401	04	06	00	Complemento a empleados por comisión de servicios	2.763.563	0	0	0	0	2.763.563
401	04	08	00	Bono compensatorio de alimentación a empleados	4.441.500	0	0	0	0	4.441.500
401	04	09	00	Bono compensatorio de transporte a empleados	394.800	0	0	0	0	394.800
401	04	18	00	Bono compensatorio de alimentación a obreros	637.875	0	0	0	0	637.875
401	04	19	00	Bono compensatorio de transporte a obreros	56.700	0	0	0	0	56.700
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	23.625	0	0	0	0	23.625
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	61.042	0	0	0	0	61.042
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.157.625	0	0	0	0	1.157.625
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	100.800	0	0	0	0	100.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 320001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	187.720	0	0	0	0	187.720
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	5.610.087	0	0	0	0	5.610.087
401	04	96	00	Otros complementos a empleados	8.656.562	0	0	0	0	8.656.562
401	04	97	00	Otros complementos a obreros	963.800	0	0	0	0	963.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.891.524	0	0	0	0	5.891.524
401	05	01	00	Aguinaldos a empleados	900.000	0	0	0	0	900.000
401	05	03	00	Bono vacacional a empleados	2.237.618	0	0	0	0	2.237.618
401	05	04	00	Aguinaldos a obreros	264.000	0	0	0	0	264.000
401	05	06	00	Bono vacacional a obreros	248.448	0	0	0	0	248.448
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	69.000	0	0	0	0	69.000
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	68.227	0	0	0	0	68.227
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	720.000	0	0	0	0	720.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.384.231	0	0	0	0	1.384.231
401	06	00	00	Aportes patronales y legales	5.317.009	0	0	0	0	5.317.009
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.215.242	0	0	0	0	2.215.242
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	402.771	0	0	0	0	402.771
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	402.771	0	0	0	0	402.771
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	245.964	0	0	0	0	245.964
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	44.721	0	0	0	0	44.721
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	44.721	0	0	0	0	44.721
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	67.544	0	0	0	0	67.544
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	12.281	0	0	0	0	12.281
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	12.281	0	0	0	0	12.281
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.370.389	0	0	0	0	1.370.389
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	249.162	0	0	0	0	249.162

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 320001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	249.162	0	0	0	0	249.162
401	07	00	00	Asistencia socio-económica	14.585.180	0	0	0	0	14.585.180
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.872.399	0	0	0	0	1.872.399
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	5.400.000	0	0	0	0	5.400.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	101.500	0	0	0	0	101.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	831.376	0	0	0	0	831.376
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	101.500	0	0	0	0	101.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	210.643	0	0	0	0	210.643
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.500.000	0	0	0	0	1.500.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	11.375	0	0	0	0	11.375
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	124.706	0	0	0	0	124.706
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	9.277	0	0	0	0	9.277
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	73.685	0	0	0	0	73.685
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	200.000	0	0	0	0	200.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	934.469	0	0	0	0	934.469
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	3.200.000	0	0	0	0	3.200.000
401	07	96	00	Otras subvenciones a empleados	10.750	0	0	0	0	10.750
401	07	97	00	Otras subvenciones a obreros	3.500	0	0	0	0	3.500
401	08	00	00	Prestaciones sociales e indemnizaciones	22.146.383	0	0	0	0	22.146.383
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	12.582.161	0	0	0	0	12.582.161
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.397.028	0	0	0	0	1.397.028
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	383.640	0	0	0	0	383.640
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	7.783.554	0	0	0	0	7.783.554
403	**00**	**00**	**00**	**Servicios no personales**	**256.032**	**0**	**0**	**0**	**0**	**256.032**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	100.000	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 320001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	100.000	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	35.000	0	0	0	0	35.000
403	18	01	00	Impuesto al valor agregado	35.000	0	0	0	0	35.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	121.032	0	0	0	0	121.032
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	121.032	0	0	0	0	121.032
				Totales	**109.647.667**	**0**	**0**	**0**	**0**	**109.647.667**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	**Otras Fuentes**	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.600.000**	0	0	**0**	0	**1.600.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.600.000	0	0	0	0	1.600.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.600.000	0	0	0	0	1.600.000
407	01	02	01	Donaciones corrientes a personas	1.600.000	0	0	0	0	1.600.000
				Totales	**1.600.000**	**0**	**0**	**0**	0	**1.600.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 32 - 37

ÓRGANO: DEFENSORÍA DEL PUEBLO **ACCIÓN CENTRALIZADA:** 320002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 320002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.600.000**	0	0	0	0	**1.600.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.600.000	0	0	0	0	1.600.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.600.000	0	0	0	0	1.600.000
407	01	02	01	Donaciones corrientes a personas	1.600.000	0	0	0	0	1.600.000
				Totales	**1.600.000**	**0**	**0**	**0**	**0**	**1.600.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.039.689**	**0**	**0**	**0**	**0**	**7.039.689**
407	01	00	00	Transferencias y donaciones corrientes internas	7.039.689	0	0	0	0	7.039.689
407	01	01	00	Transferencias corrientes internas al sector privado	7.039.689	0	0	0	0	7.039.689
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.626.453	0	0	0	0	1.626.453
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	4.149.702	0	0	0	0	4.149.702
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	355.787	0	0	0	0	355.787
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	907.747	0	0	0	0	907.747
				Totales	**7.039.689**	**0**	**0**	**0**	**0**	**7.039.689**

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 320003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.039.689**	**0**	**0**	**0**	**0**	**7.039.689**
407	01	00	00	Transferencias y donaciones corrientes internas	7.039.689	0	0	0	0	7.039.689
407	01	01	00	Transferencias corrientes internas al sector privado	7.039.689	0	0	0	0	7.039.689
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.626.453	0	0	0	0	1.626.453
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	4.149.702	0	0	0	0	4.149.702
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	355.787	0	0	0	0	355.787
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	907.747	0	0	0	0	907.747
				Totales	**7.039.689**	**0**	**0**	**0**	**0**	**7.039.689**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320006000 GESTIÓN AUDITORIA INTERNA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**9.706.577**	0	0	0	0	9.706.577
401	01	00	00	Sueldos, salarios y otras retribuciones	2.087.603	0	0	0	0	2.087.603
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	781.801	0	0	0	0	781.801
401	01	09	00	Remuneraciones al personal en período de disponibilidad	576.673	0	0	0	0	576.673
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	61.901	0	0	0	0	61.901
401	01	18	00	Remuneraciones al personal contratado	140.000	0	0	0	0	140.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	140.000	0	0	0	0	140.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	527.228	0	0	0	0	527.228
401	03	00	00	Primas	660.639	0	0	0	0	660.639
401	03	03	00	Primas por hogar a empleados	15.400	0	0	0	0	15.400
401	03	08	00	Primas de profesionalización a empleados	36.750	0	0	0	0	36.750
401	03	09	00	Primas por antigüedad a empleados	283.886	0	0	0	0	283.886
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	267.585	0	0	0	0	267.585
401	03	18	00	Primas por hogar a obreros	1.400	0	0	0	0	1.400
401	03	21	00	Primas por antigüedad a obreros	13.618	0	0	0	0	13.618
401	03	97	00	Otras primas a empleados	35.000	0	0	0	0	35.000
401	03	98	00	Otras primas a obreros	7.000	0	0	0	0	7.000
401	04	00	00	Complementos de sueldos y salarios	1.900.671	0	0	0	0	1.900.671
401	04	06	00	Complemento a empleados por comisión de servicios	673.926	0	0	0	0	673.926
401	04	08	00	Bono compensatorio de alimentación a empleados	189.000	0	0	0	0	189.000
401	04	09	00	Bono compensatorio de transporte a empleados	16.800	0	0	0	0	16.800
401	04	18	00	Bono compensatorio de alimentación a obreros	23.625	0	0	0	0	23.625
401	04	19	00	Bono compensatorio de transporte a obreros	2.100	0	0	0	0	2.100
401	04	26	00	Bono compensatorio de alimentación al personal contratado	23.625	0	0	0	0	23.625
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	70.875	0	0	0	0	70.875
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	6.300	0	0	0	0	6.300
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	400.095	0	0	0	0	400.095
401	04	96	00	Otros complementos a empleados	424.274	0	0	0	0	424.274
401	04	97	00	Otros complementos a obreros	39.801	0	0	0	0	39.801
401	04	98	00	Otros complementos al personal contratado	30.250	0	0	0	0	30.250
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	392.625	0	0	0	0	392.625
401	05	01	00	Aguinaldos a empleados	75.000	0	0	0	0	75.000
401	05	03	00	Bono vacacional a empleados	109.478	0	0	0	0	109.478

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320006000 GESTIÓN AUDITORIA INTERNA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	04	00	Aguinaldos a obreros	9.000	0	0	0	0	9.000
401	05	06	00	Bono vacacional a obreros	8.780	0	0	0	0	8.780
401	05	07	00	Aguinaldos al personal contratado	18.000	0	0	0	0	18.000
401	05	08	00	Bono vacacional al personal contratado	5.833	0	0	0	0	5.833
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	63.000	0	0	0	0	63.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	103.534	0	0	0	0	103.534
401	06	00	00	Aportes patronales y legales	301.782	0	0	0	0	301.782
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	108.384	0	0	0	0	108.384
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	19.706	0	0	0	0	19.706
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	19.706	0	0	0	0	19.706
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	8.692	0	0	0	0	8.692
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.580	0	0	0	0	1.580
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.580	0	0	0	0	1.580
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	15.400	0	0	0	0	15.400
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.800	0	0	0	0	2.800
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	2.800	0	0	0	0	2.800
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	102.498	0	0	0	0	102.498
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	18.636	0	0	0	0	18.636
401	07	00	00	Asistencia socio-económica	3.032.337	0	0	0	0	3.032.337
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	91.579	0	0	0	0	91.579
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.700.000	0	0	0	0	1.700.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	10.500	0	0	0	0	10.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	83.138	0	0	0	0	83.138
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	7.875	0	0	0	0	7.875
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	7.428	0	0	0	0	7.428
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	250.000	0	0	0	0	250.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	875	0	0	0	0	875
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	875	0	0	0	0	875
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	63.267	0	0	0	0	63.267
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	700.000	0	0	0	0	700.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320006000 GESTIÓN AUDITORIA INTERNA

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	**Gestión Fiscal**	Otras Fuentes	TOTAL
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	16.800	0	0	0	0	16.800
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	100.000	0	0	0	0	100.000
401	08	00	00	Prestaciones sociales e indemnizaciones	1.330.920	0	0	0	0	1.330.920
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	626.895	0	0	0	0	626.895
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	50.275	0	0	0	0	50.275
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	60.896	0	0	0	0	60.896
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	592.854	0	0	0	0	592.854
403	**00**	**00**	**00**	**Servicios no personales**	**79.968**	**0**	**0**	**0**	**0**	**79.968**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	71.400	0	0	0	0	71.400
403	10	07	00	Servicios de capacitación y adiestramiento	71.400	0	0	0	0	71.400
403	18	00	00	Impuestos indirectos	8.568	0	0	0	0	8.568
403	18	01	00	Impuesto al valor agregado	8.568	0	0	0	0	8.568
				Totales	**9.786.545**	**0**	**0**	**0**	**0**	**9.786.545**

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320006000 GESTIÓN AUDITORIA INTERNA

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320006000 GESTIÓN AUDITORIA INTERNA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 320006001 GESTIÓN AUDITORIA INTERNA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**9.706.577**	0	0	0	0	**9.706.577**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.087.603	0	0	0	0	2.087.603
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	781.801	0	0	0	0	781.801
401	01	09	00	Remuneraciones al personal en período de disponibilidad	576.673	0	0	0	0	576.673
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	61.901	0	0	0	0	61.901
401	01	18	00	Remuneraciones al personal contratado	140.000	0	0	0	0	140.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	140.000	0	0	0	0	140.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	527.228	0	0	0	0	527.228
401	03	00	00	Primas	660.639	0	0	0	0	660.639
401	03	03	00	Primas por hogar a empleados	15.400	0	0	0	0	15.400
401	03	08	00	Primas de profesionalización a empleados	36.750	0	0	0	0	36.750
401	03	09	00	Primas por antigüedad a empleados	283.886	0	0	0	0	283.886
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	267.585	0	0	0	0	267.585
401	03	18	00	Primas por hogar a obreros	1.400	0	0	0	0	1.400
401	03	21	00	Primas por antigüedad a obreros	13.618	0	0	0	0	13.618
401	03	97	00	Otras primas a empleados	35.000	0	0	0	0	35.000
401	03	98	00	Otras primas a obreros	7.000	0	0	0	0	7.000
401	04	00	00	Complementos de sueldos y salarios	1.900.671	0	0	0	0	1.900.671
401	04	06	00	Complemento a empleados por comisión de servicios	673.926	0	0	0	0	673.926
401	04	08	00	Bono compensatorio de alimentación a empleados	189.000	0	0	0	0	189.000
401	04	09	00	Bono compensatorio de transporte a empleados	16.800	0	0	0	0	16.800
401	04	18	00	Bono compensatorio de alimentación a obreros	23.625	0	0	0	0	23.625
401	04	19	00	Bono compensatorio de transporte a obreros	2.100	0	0	0	0	2.100
401	04	26	00	Bono compensatorio de alimentación al personal contratado	23.625	0	0	0	0	23.625
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	70.875	0	0	0	0	70.875
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	6.300	0	0	0	0	6.300
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	400.095	0	0	0	0	400.095
401	04	96	00	Otros complementos a empleados	424.274	0	0	0	0	424.274

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320006000 GESTIÓN AUDITORIA INTERNA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 320006001 GESTIÓN AUDITORIA INTERNA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	97	00	Otros complementos a obreros	39.801	0	0	0	0	39.801
401	04	98	00	Otros complementos al personal contratado	30.250	0	0	0	0	30.250
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	392.625	0	0	0	0	392.625
401	05	01	00	Aguinaldos a empleados	75.000	0	0	0	0	75.000
401	05	03	00	Bono vacacional a empleados	109.478	0	0	0	0	109.478
401	05	04	00	Aguinaldos a obreros	9.000	0	0	0	0	9.000
401	05	06	00	Bono vacacional a obreros	8.780	0	0	0	0	8.780
401	05	07	00	Aguinaldos al personal contratado	18.000	0	0	0	0	18.000
401	05	08	00	Bono vacacional al personal contratado	5.833	0	0	0	0	5.833
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	63.000	0	0	0	0	63.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	103.534	0	0	0	0	103.534
401	06	00	00	Aportes patronales y legales	301.782	0	0	0	0	301.782
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	108.384	0	0	0	0	108.384
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	19.706	0	0	0	0	19.706
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	19.706	0	0	0	0	19.706
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	8.692	0	0	0	0	8.692
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.580	0	0	0	0	1.580
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.580	0	0	0	0	1.580
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	15.400	0	0	0	0	15.400
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.800	0	0	0	0	2.800
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	2.800	0	0	0	0	2.800
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	102.498	0	0	0	0	102.498
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	18.636	0	0	0	0	18.636
401	07	00	00	Asistencia socio-económica	3.032.337	0	0	0	0	3.032.337
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	91.579	0	0	0	0	91.579
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.700.000	0	0	0	0	1.700.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus	10.500	0	0	0	0	10.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSORÍA DEL PUEBLO

ACCIÓN CENTRALIZADA: 320006000 GESTIÓN AUDITORIA INTERNA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 320006001 GESTIÓN AUDITORIA INTERNA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				hijos						
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	83.138	0	0	0	0	83.138
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	7.875	0	0	0	0	7.875
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	7.428	0	0	0	0	7.428
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	250.000	0	0	0	0	250.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	875	0	0	0	0	875
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	875	0	0	0	0	875
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	63.267	0	0	0	0	63.267
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	700.000	0	0	0	0	700.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	16.800	0	0	0	0	16.800
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	100.000	0	0	0	0	100.000
401	08	00	00	Prestaciones sociales e indemnizaciones	1.330.920	0	0	0	0	1.330.920
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	626.895	0	0	0	0	626.895
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	50.275	0	0	0	0	50.275
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	60.896	0	0	0	0	60.896
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	592.854	0	0	0	0	592.854
403	**00**	**00**	**00**	**Servicios no personales**	**79.968**	**0**	**0**	**0**	**0**	**79.968**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	71.400	0	0	0	0	71.400
403	10	07	00	Servicios de capacitación y adiestramiento	71.400	0	0	0	0	71.400
403	18	00	00	Impuestos indirectos	8.568	0	0	0	0	8.568
403	18	01	00	Impuesto al valor agregado	8.568	0	0	0	0	8.568
				Totales	**9.786.545**	**0**	**0**	**0**	**0**	9.786.545

33
Vicepresidencia de la República

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.809.879.442**	**0**	**0**	**0**	**0**	**3.809.879.442**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.083.050.346	0	0	0	0	1.083.050.346
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	866.866.744	0	0	0	0	866.866.744
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	623.700	0	0	0	0	623.700
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	31.150.283	0	0	0	0	31.150.283
401	01	12	00	Salarios a obreros en puestos no permanentes	9.802.169	0	0	0	0	9.802.169
401	01	18	00	Remuneraciones al personal contratado	154.304.785	0	0	0	0	154.304.785
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	133.658.745	0	0	0	0	133.658.745
401	01	18	02	Remuneraciones por honorarios profesionales	20.646.040	0	0	0	0	20.646.040
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	3.650.000	0	0	0	0	3.650.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	102.181	0	0	0	0	102.181
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	160.000	0	0	0	0	160.000
401	01	99	00	Otras retribuciones	16.390.484	0	0	0	0	16.390.484
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	299.533.410	0	0	0	0	299.533.410
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	285.195.592	0	0	0	0	285.195.592
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	563.548	0	0	0	0	563.548
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	13.774.270	0	0	0	0	13.774.270
401	03	00	00	Primas	427.570.064	0	0	0	0	427.570.064
401	03	02	00	Primas de transporte a empleados	46.043.536	0	0	0	0	46.043.536
401	03	03	00	Primas por hogar a empleados	56.304.504	0	0	0	0	56.304.504
401	03	04	00	Primas por hijos a empleados	12.039.108	0	0	0	0	12.039.108
401	03	08	00	Primas de profesionalización a empleados	55.415.827	0	0	0	0	55.415.827
401	03	09	00	Primas por antigüedad a empleados	51.700.677	0	0	0	0	51.700.677
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	73.824.217	0	0	0	0	73.824.217
401	03	17	00	Primas de transporte a obreros	2.087.856	0	0	0	0	2.087.856
401	03	18	00	Primas por hogar a obreros	4.811.784	0	0	0	0	4.811.784
401	03	19	00	Primas por hijos de obreros	1.133.406	0	0	0	0	1.133.406
401	03	21	00	Primas por antiguedad a obreros	4.879.047	0	0	0	0	4.879.047
401	03	22	00	Primas de profesionalización a obreros	62.853	0	0	0	0	62.853
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	14.967.264	0	0	0	0	14.967.264

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	31	00	Primas por riesgo al personal militar y de seguridad	52.958.246	0	0	0	0	52.958.246
401	03	37	00	Primas de transporte al personal contratado	2.880.000	0	0	0	0	2.880.000
401	03	38	00	Primas por hogar al personal contratado	3.242.400	0	0	0	0	3.242.400
401	03	39	00	Primas por hijos al personal contratado	2.324.800	0	0	0	0	2.324.800
401	03	40	00	Primas de profesionalización al personal contratado	28.555.282	0	0	0	0	28.555.282
401	03	41	00	Primas por antiguedad al personal contratado	2.570.700	0	0	0	0	2.570.700
401	03	47	00	Primas al personal de alto nivel y de dirección	107.400	0	0	0	0	107.400
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	27.337	0	0	0	0	27.337
401	03	96	00	Otras primas al personal contratado	9.024.000	0	0	0	0	9.024.000
401	03	98	00	Otras primas a obreros	2.609.820	0	0	0	0	2.609.820
401	04	00	00	Complementos de sueldos y salarios	535.751.188	0	0	0	0	535.751.188
401	04	06	00	Complemento a empleados por comisión de servicios	9.051.513	0	0	0	0	9.051.513
401	04	08	00	Bono compensatorio de alimentación a empleados	246.965.926	0	0	0	0	246.965.926
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	887.745	0	0	0	0	887.745
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.138.648	0	0	0	0	1.138.648
401	04	18	00	Bono compensatorio de alimentación a obreros	19.400.817	0	0	0	0	19.400.817
401	04	20	00	Complemento a obreros por días feriados	669.515	0	0	0	0	669.515
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	6.738.057	0	0	0	0	6.738.057
401	04	26	00	Bono compensatorio de alimentación al personal contratado	67.423.849	0	0	0	0	67.423.849
401	04	28	00	Complemento al personal contratado por días feriados	3.146.175	0	0	0	0	3.146.175
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	81.206	0	0	0	0	81.206
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	33.750	0	0	0	0	33.750
401	04	96	00	Otros complementos a empleados	76.609.780	0	0	0	0	76.609.780
401	04	97	00	Otros complementos a obreros	79.608.971	0	0	0	0	79.608.971
401	04	98	00	Otros complementos al personal contratado	23.995.236	0	0	0	0	23.995.236
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	216.098.492	0	0	0	0	216.098.492
401	05	01	00	Aguinaldos a empleados	62.206.684	0	0	0	0	62.206.684
401	05	03	00	Bono vacacional a empleados	116.060.112	0	0	0	0	116.060.112
401	05	04	00	Aguinaldos a obreros	8.842.956	0	0	0	0	8.842.956
401	05	06	00	Bono vacacional a obreros	4.821.555	0	0	0	0	4.821.555
401	05	07	00	Aguinaldos al personal contratado	18.226.167	0	0	0	0	18.226.167

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	08	00	Bono vacacional al personal contratado	5.866.117	0	0	0	0	5.866.117
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	53.469	0	0	0	0	53.469
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	21.432	0	0	0	0	21.432
401	06	00	00	Aportes patronales y legales	39.143.399	0	0	0	0	39.143.399
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.642.373	0	0	0	0	1.642.373
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	325.582	0	0	0	0	325.582
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	365.750	0	0	0	0	365.750
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	22.672.506	0	0	0	0	22.672.506
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.275.624	0	0	0	0	2.275.624
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	557.114	0	0	0	0	557.114
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	506.472	0	0	0	0	506.472
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.473.301	0	0	0	0	1.473.301
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	5.091.089	0	0	0	0	5.091.089
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.949.769	0	0	0	0	1.949.769
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.132.131	0	0	0	0	1.132.131
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	17.354	0	0	0	0	17.354
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.065	0	0	0	0	3.065
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	6.067	0	0	0	0	6.067
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	3.856	0	0	0	0	3.856
401	06	95	00	Otros aportes legales por personal contratado	1.121.346	0	0	0	0	1.121.346
401	07	00	00	Asistencia socio-económica	848.446.423	0	0	0	0	848.446.423
401	07	01	00	Capacitación y adiestramiento a empleados	937.500	0	0	0	0	937.500
401	07	02	00	Becas a empleados	2.529.640	0	0	0	0	2.529.640
401	07	03	00	Ayudas por matrimonio a empleados	1.000	0	0	0	0	1.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.000	0	0	0	0	1.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	4.500.000	0	0	0	0	4.500.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	102.292.719	0	0	0	0	102.292.719
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	427.096.832	0	0	0	0	427.096.832
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus	607.900	0	0	0	0	607.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				hijos						
401	07	10	00	Dotación de uniformes a empleados	71.917.904	0	0	0	0	71.917.904
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.829.397	0	0	0	0	3.829.397
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	41.405.000	0	0	0	0	41.405.000
401	07	17	00	Capacitación y adiestramiento a obreros	1.000	0	0	0	0	1.000
401	07	18	00	Becas a obreros	195.400	0	0	0	0	195.400
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	1.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	937.500	0	0	0	0	937.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	4.376.343	0	0	0	0	4.376.343
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	33.510.000	0	0	0	0	33.510.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.214.800	0	0	0	0	1.214.800
401	07	26	00	Dotación de uniformes a obreros	10.352.224	0	0	0	0	10.352.224
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	356.240	0	0	0	0	356.240
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.181.000	0	0	0	0	1.181.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	10.218	0	0	0	0	10.218
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	106.800	0	0	0	0	106.800
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	45.000	0	0	0	0	45.000
401	07	75	00	Becas al personal contratado	1.106.400	0	0	0	0	1.106.400
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	300.000	0	0	0	0	300.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	4.289.342	0	0	0	0	4.289.342
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	95.616.500	0	0	0	0	95.616.500
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	4.212.601	0	0	0	0	4.212.601
401	07	83	00	Dotación de uniformes al personal contratado	30.135.016	0	0	0	0	30.135.016
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	296.667	0	0	0	0	296.667
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	3.540.000	0	0	0	0	3.540.000
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	6.480	0	0	0	0	6.480
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	36.000	0	0	0	0	36.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	96	00	Otras subvenciones a empleados	1.200.000	0	0	0	0	1.200.000
401	07	97	00	Otras subvenciones a obreros	300.000	0	0	0	0	300.000
401	08	00	00	Prestaciones sociales e indemnizaciones	360.285.120	0	0	0	0	360.285.120
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	318.471.861	0	0	0	0	318.471.861
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	18.875.540	0	0	0	0	18.875.540
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	22.887.727	0	0	0	0	22.887.727
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	49.992	0	0	0	0	49.992
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	1.000	0	0	0	0	1.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	1.000	0	0	0	0	1.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.070.751.208**	**0**	**0**	**0**	**0**	**1.070.751.208**
402	01	00	00	Productos alimenticios y agropecuarios	399.395.544	0	0	0	0	399.395.544
402	01	01	00	Alimentos y bebidas para personas	389.454.784	0	0	0	0	389.454.784
402	01	02	00	Alimentos para animales	6.940.560	0	0	0	0	6.940.560
402	01	03	00	Productos agrícolas y pecuarios	3.000.200	0	0	0	0	3.000.200
402	02	00	00	Productos de minas, canteras y yacimientos	34.092	0	0	0	0	34.092
402	02	05	00	Piedra, arcilla, arena y tierra	34.092	0	0	0	0	34.092
402	03	00	00	Textiles y vestuarios	38.959.474	0	0	0	0	38.959.474
402	03	01	00	Textiles	6.851.254	0	0	0	0	6.851.254
402	03	02	00	Prendas de vestir	29.396.962	0	0	0	0	29.396.962
402	03	03	00	Calzados	2.711.258	0	0	0	0	2.711.258
402	04	00	00	Productos de cuero y caucho	21.714.000	0	0	0	0	21.714.000
402	04	03	00	Cauchos y tripas para vehículos	21.714.000	0	0	0	0	21.714.000
402	05	00	00	Productos de papel, cartón e impresos	54.357.577	0	0	0	0	54.357.577
402	05	01	00	Pulpa de madera, papel y cartón	8.562.515	0	0	0	0	8.562.515
402	05	02	00	Envases y cajas de papel y cartón	5.251.709	0	0	0	0	5.251.709
402	05	03	00	Productos de papel y cartón para oficina	30.778.118	0	0	0	0	30.778.118
402	05	04	00	Libros, revistas y periódicos	137.088	0	0	0	0	137.088
402	05	05	00	Material de enseñanza	1.000.000	0	0	0	0	1.000.000
402	05	06	00	Productos de papel y cartón para computación	4.500.000	0	0	0	0	4.500.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.128.147	0	0	0	0	4.128.147
402	06	00	00	Productos químicos y derivados	36.614.893	0	0	0	0	36.614.893

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	02	00	Abonos, plaguicidas y otros	406.950	0	0	0	0	406.950
402	06	03	00	Tintas, pinturas y colorantes	10.824.047	0	0	0	0	10.824.047
402	06	04	00	Productos farmacéuticos y medicamentos	4.226.735	0	0	0	0	4.226.735
402	06	05	00	Productos de tocador	2.418.480	0	0	0	0	2.418.480
402	06	06	00	Combustibles y lubricantes	8.550.000	0	0	0	0	8.550.000
402	06	08	00	Productos plásticos	10.125.681	0	0	0	0	10.125.681
402	06	99	00	Otros productos de la industria química y conexos	63.000	0	0	0	0	63.000
402	07	00	00	Productos minerales no metálicos	11.723.970	0	0	0	0	11.723.970
402	07	01	00	Productos de barro, loza y porcelana	89.915	0	0	0	0	89.915
402	07	02	00	Vidrios y productos de vidrio	4.840.404	0	0	0	0	4.840.404
402	07	04	00	Cemento, cal y yeso	6.225.634	0	0	0	0	6.225.634
402	07	99	00	Otros productos minerales no metálicos	568.017	0	0	0	0	568.017
402	08	00	00	Productos metálicos	67.491.410	0	0	0	0	67.491.410
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	20.149.789	0	0	0	0	20.149.789
402	08	04	00	Productos metálicos estructurales	341.465	0	0	0	0	341.465
402	08	05	00	Materiales de orden público, seguridad y defensa	26.040.000	0	0	0	0	26.040.000
402	08	07	00	Material de señalamiento	12.120	0	0	0	0	12.120
402	08	09	00	Repuestos y accesorios para equipos de transporte	20.948.036	0	0	0	0	20.948.036
402	09	00	00	Productos de madera	630.000	0	0	0	0	630.000
402	09	01	00	Productos primarios de madera	630.000	0	0	0	0	630.00
402	10	00	00	Productos varios y útiles diversos	423.610.248	0	0	0	0	423.610.248
402	10	01	00	Artículos de deporte, recreación y juguetes	8.167.350	0	0	0	0	8.167.350
402	10	02	00	Materiales y útiles de limpieza y aseo	19.558.778	0	0	0	0	19.558.778
402	10	03	00	Utensilios de cocina y comedor	10.467.597	0	0	0	0	10.467.597
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.583.932	0	0	0	0	3.583.932
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	23.938.798	0	0	0	0	23.938.798
402	10	06	00	Condecoraciones, ofrendas y similares	9.780.000	0	0	0	0	9.780.000
402	10	07	00	Productos de seguridad en el trabajo	9.169.760	0	0	0	0	9.169.760
402	10	08	00	Materiales para equipos de computación	49.393.539	0	0	0	0	49.393.539
402	10	11	00	Materiales eléctricos	41.515.021	0	0	0	0	41.515.021
402	10	12	00	Materiales para instalaciones sanitarias	2.947.571	0	0	0	0	2.947.571

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	99	00	Otros productos y útiles diversos	245.087.902	0	0	0	0	245.087.902
402	99	00	00	Otros materiales y suministros	16.220.000	0	0	0	0	16.220.000
402	99	01	00	Otros materiales y suministros	16.220.000	0	0	0	0	16.220.000
403	**00**	**00**	**00**	**Servicios no personales**	**846.668.070**	**0**	**0**	**0**	**0**	**846.668.070**
403	01	00	00	Alquileres de inmuebles	905.600	0	0	0	0	905.600
403	01	01	00	Alquileres de edificios y locales	605.600	0	0	0	0	605.600
403	01	02	00	Alquileres de instalaciones culturales y recreativas	300.000	0	0	0	0	300.000
403	02	00	00	Alquileres de maquinaria y equipos	29.174.400	0	0	0	0	29.174.400
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	28.994.400	0	0	0	0	28.994.400
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	180.000	0	0	0	0	180.000
403	04	00	00	Servicios básicos	23.692.834	0	0	0	0	23.692.834
403	04	01	00	Electricidad	1.605.760	0	0	0	0	1.605.760
403	04	02	00	Gas	149.000	0	0	0	0	149.000
403	04	03	00	Agua	1.660.940	0	0	0	0	1.660.940
403	04	04	00	Teléfonos	14.828.760	0	0	0	0	14.828.760
403	04	04	01	Servicios de telefonía prestados por organismos públicos	9.680.000	0	0	0	0	9.680.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	5.148.760	0	0	0	0	5.148.760
403	04	05	00	Servicio de comunicaciones	4.798.374	0	0	0	0	4.798.374
403	04	06	00	Servicio de aseo urbano y domiciliario	50.000	0	0	0	0	50.000
403	04	07	00	Servicio de condominio	600.000	0	0	0	0	600.000
403	06	00	00	Servicios de transporte y almacenaje	2.399.568	0	0	0	0	2.399.568
403	06	01	00	Fletes y embalajes	1.021.852	0	0	0	0	1.021.852
403	06	02	00	Almacenaje	817.500	0	0	0	0	817.500
403	06	03	00	Estacionamiento	170.000	0	0	0	0	170.000
403	06	04	00	Peaje	110.400	0	0	0	0	110.400
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	279.816	0	0	0	0	279.816
403	07	00	00	Servicios de información, impresión y relaciones públicas	35.987.288	0	0	0	0	35.987.288
403	07	01	00	Publicidad y propaganda	8.495.598	0	0	0	0	8.495.598
403	07	02	00	Imprenta y reproducción	11.843.800	0	0	0	0	11.843.800
403	07	03	00	Relaciones sociales	7.757.600	0	0	0	0	7.757.600
403	07	04	00	Avisos	7.890.290	0	0	0	0	7.890.290

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	47.094.300	0	0	0	0	47.094.300
403	08	01	00	Primas y gastos de seguros	46.288.000	0	0	0	0	46.288.000
403	08	02	00	Comisiones y gastos bancarios	806.300	0	0	0	0	806.300
403	09	00	00	Viáticos y pasajes	66.412.930	0	0	0	0	66.412.930
403	09	01	00	Viáticos y pasajes dentro del país	48.388.394	0	0	0	0	48.388.394
403	09	02	00	Viáticos y pasajes fuera del país	18.024.536	0	0	0	0	18.024.536
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	57.161.515	0	0	0	0	57.161.515
403	10	01	00	Servicios jurídicos	821.520	0	0	0	0	821.520
403	10	03	00	Servicios de procesamiento de datos	1.084.905	0	0	0	0	1.084.905
403	10	07	00	Servicios de capacitación y adiestramiento	29.808.135	0	0	0	0	29.808.135
403	10	09	00	Servicios de lavandería y tintorería	900.000	0	0	0	0	900.000
403	10	11	00	Servicios para la elaboración y suministro de comida	11.283.755	0	0	0	0	11.283.755
403	10	99	00	Otros servicios profesionales y técnicos	13.263.200	0	0	0	0	13.263.200
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	106.460.013	0	0	0	0	106.460.013
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	57.184.170	0	0	0	0	57.184.170
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	105.600	0	0	0	0	105.600
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	4.000.000	0	0	0	0	4.000.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	690.000	0	0	0	0	690.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	38.180.243	0	0	0	0	38.180.243
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	6.300.000	0	0	0	0	6.300.000
403	12	00	00	Conservación y reparaciones menores de obras	159.841.927	0	0	0	0	159.841.927
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	153.641.927	0	0	0	0	153.641.927
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	6.200.000	0	0	0	0	6.200.000
403	15	00	00	Servicios fiscales	3.510.626	0	0	0	0	3.510.626
403	15	01	00	Derechos de importación y servicios aduaneros	3.360.000	0	0	0	0	3.360.000
403	15	02	00	Tasas y otros derechos obligatorios	150.626	0	0	0	0	150.626
403	16	00	00	Servicios de diversión, esparcimiento y culturales	74.721.231	0	0	0	0	74.721.231
403	16	01	00	Servicios de diversión, esparcimiento y culturales	74.721.231	0	0	0	0	74.721.231
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	870.000	0	0	0	0	870.000
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	870.000	0	0	0	0	870.000

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	219.901.687	0	0	0	0	219.901.687
403	18	01	00	Impuesto al valor agregado	219.551.070	0	0	0	0	219.551.070
403	18	99	00	Otros impuestos indirectos	350.617	0	0	0	0	350.617
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	9.685.583	0	0	0	0	9.685.583
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	9.685.583	0	0	0	0	9.685.583
403	99	00	00	Otros servicios no personales	8.848.568	0	0	0	0	8.848.568
403	99	01	00	Otros servicios no personales	8.848.568	0	0	0	0	8.848.568
404	**00**	**00**	**00**	**Activos reales**	**240.993.828**	**0**	**0**	**0**	**0**	**240.993.828**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	22.112.082	0	0	0	0	22.112.082
404	01	01	00	Repuestos mayores	8.367.500	0	0	0	0	8.367.500
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	7.490.000	0	0	0	0	7.490.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	877.500	0	0	0	0	877.500
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	13.744.582	0	0	0	0	13.744.582
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	10.005.000	0	0	0	0	10.005.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	3.739.582	0	0	0	0	3.739.582
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.195.703	0	0	0	0	3.195.703
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	10.703	0	0	0	0	10.703
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.185.000	0	0	0	0	3.185.000
404	04	00	00	Equipos de transporte, tracción y elevación	570.000	0	0	0	0	570.000
404	04	01	00	Vehículos automotores terrestres	570.000	0	0	0	0	570.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	43.795.113	0	0	0	0	43.795.113
404	05	01	00	Equipos de telecomunicaciones	43.795.113	0	0	0	0	43.795.113
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	4.492.500	0	0	0	0	4.492.500
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	4.492.500	0	0	0	0	4.492.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.769.366	0	0	0	0	2.769.366
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.769.366	0	0	0	0	1.769.366
404	07	06	00	Instrumentos musicales y equipos de audio	1.000.000	0	0	0	0	1.000.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	11.708.500	0	0	0	0	11.708.500
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	8.708.500	0	0	0	0	8.708.500
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	3.000.000	0	0	0	0	3.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	152.095.560	0	0	0	0	152.095.560

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	Ordinarios	Proyectos por Endeudamient	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
					CRÉDITOS PRESUPUESTARIOS Bolívares					
404	09	01	00	Mobiliario y equipos de oficina	30.619.287	0	0	0	0	30.619.287
404	09	02	00	Equipos de computación	96.667.368	0	0	0	0	96.667.368
404	09	03	00	Mobiliario y equipos de alojamiento	24.228.905	0	0	0	0	24.228.905
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	580.000	0	0	0	0	580.000
404	99	00	00	Otros activos reales	255.004	0	0	0	0	255.004
404	99	01	00	Otros activos reales	255.004	0	0	0	0	255.004
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**120.000.000**	**0**	**0**	**0**	**0**	**120.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	120.000.000	0	0	0	0	120.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	120.000.000	0	0	0	0	120.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.199.888.580**	**0**	**0**	**0**	**0**	**1.199.888.580**
407	01	00	00	Transferencias y donaciones corrientes internas	1.073.319.113	0	0	0	0	1.073.319.113
407	01	01	00	Transferencias corrientes internas al sector privado	114.856.234	0	0	0	0	114.856.234
407	01	01	01	Pensiones del personal empleado, obrero y militar	13.922.077	0	0	0	0	13.922.077
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	63.713.397	0	0	0	0	63.713.397
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	1.223.838	0	0	0	0	1.223.838
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.895.819	0	0	0	0	1.895.819
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	4.306.402	0	0	0	0	4.306.402
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	607.301	0	0	0	0	607.301
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	4.466.791	0	0	0	0	4.466.791
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	10.995.387	0	0	0	0	10.995.387
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	11.170.622	0	0	0	0	11.170.622
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	2.554.600	0	0	0	0	2.554.600
407	01	02	00	Donaciones corrientes internas al sector privado	3.000.000	0	0	0	0	3.000.000
407	01	02	01	Donaciones corrientes a personas	3.000.000	0	0	0	0	3.000.000
407	01	03	00	Transferencias corrientes internas al sector público	955.462.879	0	0	0	0	955.462.879
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	955.462.879	0	0	0	0	955.462.879
407	02	00	00	Transferencias y donaciones corrientes al exterior	121.821.347	0	0	0	0	121.821.347
407	02	02	00	Donaciones corrientes al exterior	121.821.347	0	0	0	0	121.821.347
407	02	02	01	Donaciones corrientes a personas	121.821.347	0	0	0	0	121.821.347
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	4.748.120	0	0	0	0	4.748.120

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	4.748.120	0	0	0	0	4.748.120
407	12	01	02	Donaciones Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	4.748.120	0	0	0	0	4.748.120
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.620.000**	**0**	**0**	**0**	**0**	**2.620.000**
411	11	00	00	Obligaciones de ejercicios anteriores	2.620.000	0	0	0	0	2.620.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	2.620.000	0	0	0	0	2.620.000
				Totales	**7.290.801.128**	**0**	**0**	**0**	**0**	**7.290.801.128**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129396 330044000 CREACIÓN Y PUESTA EN MARCHA DEL CENTRO DE INTERCAMBIO POLÍTICO Y CULTURAL EDUARDO GALEANO.

OBJETIVO DEL PROYECTO: FORMACIÓN PARA EL INTERCAMBIO DE SABERES, LA APROPIACIÓN DEL CONOCIMIENTO LIBERADOR, EL RESCATE DE LA IDENTIDAD Y DE UNA CULTURA CONTRA HEGEMÓNICA, A TRAVÉS DE EXPRESIONES Y ACTIVIDADES LÚDICAS, FORMATIVAS, POLÍTICAS, CULTURALES Y CIENTÍFICAS.

UNIDAD DE MEDIDA: CENTRO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN CIUDADANA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.974.694**	0	0	0	0	**8.974.694**
402	03	00	00	Textiles y vestuarios	2.233.46	0	0	0	0	2.233.460
402	03	01	00	Textiles	1.126.73	0	0	0	0	1.126.730
402	03	02	00	Prendas de vestir	1.106.730	0	0	0	0	1.106.730
402	05	00	00	Productos de papel, cartón e impresos	1.573.000	0	0	0	0	1.573.000
402	05	02	00	Envases y cajas de papel y cartón	573.000	0	0	0	0	573.000
402	05	05	00	Material de enseñanza	1.000.000	0	0	0	0	1.000.000
402	06	00	00	Productos químicos y derivados	838.365	0	0	0	0	838.365
402	06	03	00	Tintas, pinturas y colorantes	700.000	0	0	0	0	700.000
402	06	04	00	Productos farmacéuticos y medicamentos	138.365	0	0	0	0	138.365
402	07	00	00	Productos minerales no metálicos	89.915	0	0	0	0	89.915
402	07	01	00	Productos de barro, loza y porcelana	89.915	0	0	0	0	89.915
402	10	00	00	Productos varios y útiles diversos	4.239.954	0	0	0	0	4.239.954
402	10	02	00	Materiales y útiles de limpieza y aseo	691.824	0	0	0	0	691.824
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.000.000	0	0	0	0	1.000.000
402	10	99	00	Otros productos y útiles diversos	2.548.130	0	0	0	0	2.548.130
403	**00**	**00**	**00**	**Servicios no personales**	**12.377.185**	0	0	0	0	**12.377.185**
403	04	00	00	Servicios básicos	520.000	0	0	0	0	520.000
403	04	01	00	Electricidad	100.000	0	0	0	0	100.000
403	04	02	00	Gas	100.000	0	0	0	0	100.000
403	04	03	00	Agua	100.000	0	0	0	0	100.000
403	04	04	00	Teléfonos	220.000	0	0	0	0	220.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	220.000	0	0	0	0	220.000
403	06	00	00	Servicios de transporte y almacenaje	500.000	0	0	0	0	500.000
403	06	01	00	Fletes y embalajes	500.000	0	0	0	0	500.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.766.517	0	0	0	0	2.766.517
403	07	01	00	Publicidad y propaganda	1.266.517	0	0	0	0	1.266.517
403	07	02	00	Imprenta y reproducción	1.500.000	0	0	0	0	1.500.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	5.590.668	0	0	0	0	5.590.668
403	10	11	00	Servicios para la elaboración y suministro de comida	1.568.668	0	0	0	0	1.568.668

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129396 330044000 CREACIÓN Y PUESTA EN MARCHA DEL CENTRO DE INTERCAMBIO POLÍTICO Y CULTURAL EDUARDO GALEANO.

OBJETIVO DEL PROYECTO: FORMACIÓN PARA EL INTERCAMBIO DE SABERES, LA APROPIACIÓN DEL CONOCIMIENTO LIBERADOR, EL RESCATE DE LA IDENTIDAD Y DE UNA CULTURA CONTRA HEGEMÓNICA, A TRAVÉS DE EXPRESIONES Y ACTIVIDADES LÚDICAS, FORMATIVAS, POLÍTICAS, CULTURALES Y CIENTÍFICAS.

UNIDAD DE MEDIDA: CENTRO

META: 1

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN CIUDADANA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	4.022.000	0	0	0	0	4.022.000
403	18	00	00	Impuestos indirectos	3.000.000	0	0	0	0	3.000.000
403	18	01	00	Impuesto al valor agregado	3.000.000	0	0	0	0	3.000.000
404	**00**	**00**	**00**	**Activos reales**	**11.385.581**	**0**	**0**	**0**	**0**	**11.385.581**
404	05	00	00	Equipos de comunicaciones y de señalamiento	850.000	0	0	0	0	850.000
404	05	01	00	Equipos de telecomunicaciones	850.000	0	0	0	0	850.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.906.541	0	0	0	0	1.906.541
404	07	02	00	Equipos de enseñanza, deporte y recreación	906.541	0	0	0	0	906.541
404	07	06	00	Instrumentos musicales y equipos de audio	1.000.000	0	0	0	0	1.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	8.629.040	0	0	0	0	8.629.040
404	09	01	00	Mobiliario y equipos de oficina	1.500.000	0	0	0	0	1.500.000
404	09	02	00	Equipos de computación	2.000.000	0	0	0	0	2.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	5.129.040	0	0	0	0	5.129.040
				Totales	**32.737.460**	0	0	0	0	**32.737.460**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129396 330044000 CREACIÓN Y PUESTA EN MARCHA DEL CENTRO DE INTERCAMBIO POLÍTICO Y CULTURAL EDUARDO GALEANO.

OBJETIVO DEL PROYECTO: FORMACIÓN PARA EL INTERCAMBIO DE SABERES, LA APROPIACIÓN DEL CONOCIMIENTO LIBERADOR, EL RESCATE DE LA IDENTIDAD Y DE UNA CULTURA CONTRA HEGEMÓNICA, A TRAVÉS DE EXPRESIONES Y ACTIVIDADES LÚDICAS, FORMATIVAS, POLÍTICAS, CULTURALES Y CIENTÍFICAS.

UNIDAD DE MEDIDA: CENTRO

META: 1

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN CIUDADANA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129396 330044000 CREACIÓN Y PUESTA EN MARCHA DEL CENTRO DE INTERCAMBIO POLÍTICO Y CULTURAL EDUARDO GALEANO.

OBJETIVO DEL PROYECTO: FORMACIÓN PARA EL INTERCAMBIO DE SABERES, LA APROPIACIÓN DEL CONOCIMIENTO LIBERADOR, EL RESCATE DE LA IDENTIDAD Y DE UNA CULTURA CONTRA HEGEMÓNICA, A TRAVÉS DE EXPRESIONES Y ACTIVIDADES LÚDICAS, FORMATIVAS, POLÍTICAS, CULTURALES Y CIENTÍFICAS.

UNIDAD DE MEDIDA: CENTRO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN CIUDADANA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330044001 GARANTIZAR ALOJAMIENTO PARA GRUPOS ORGANIZADOS, PACIENTES DE CUIDADOS TEMPORALES, QUE REQUIERAN QUEDARSE EN LA CIUDAD DE CARACAS, YA SEA PARA EL PERÍODO DE FORMACIÓN, CON FINES ORGANIZATIVOS O MIENTRAS DURE SU TRATAMIENTO.

UNIDAD DE MEDIDA: PERSONA **META:** 1.140

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.383.649**	0	0	0	0	**1.383.649**
402	03	00	00	Textiles y vestuarios	553.460	0	0	0	0	553.460
402	03	01	00	Textiles	276.730	0	0	0	0	276.730
402	03	02	00	Prendas de vestir	276.730	0	0	0	0	276.730
402	06	00	00	Productos químicos y derivados	138.365	0	0	0	0	138.365
402	06	04	00	Productos farmacéuticos y medicamentos	138.365	0	0	0	0	138.365
402	10	00	00	Productos varios y útiles diversos	691.824	0	0	0	0	691.824
402	10	02	00	Materiales y útiles de limpieza y aseo	691.824	0	0	0	0	691.824
403	**00**	**00**	**00**	**Servicios no personales**	**5.808.517**	0	0	0	0	**5.808.517**
403	04	00	00	Servicios básicos	520.000	0	0	0	0	520.000
403	04	01	00	Electricidad	100.000	0	0	0	0	100.000
403	04	02	00	Gas	100.000	0	0	0	0	100.000
403	04	03	00	Agua	100.000	0	0	0	0	100.000
403	04	04	00	Teléfonos	220.000	0	0	0	0	220.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	220.000	0	0	0	0	220.000
403	06	00	00	Servicios de transporte y almacenaje	500.000	0	0	0	0	500.000
403	06	01	00	Fletes y embalajes	500.000	0	0	0	0	500.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.266.517	0	0	0	0	1.266.517
403	07	01	00	Publicidad y propaganda	1.266.517	0	0	0	0	1.266.517
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.522.000	0	0	0	0	2.522.000
403	10	99	00	Otros servicios profesionales y técnicos	2.522.000	0	0	0	0	2.522.000
403	18	00	00	Impuestos indirectos	1.000.000	0	0	0	0	1.000.000
403	18	01	00	Impuesto al valor agregado	1.000.000	0	0	0	0	1.000.000
404	**00**	**00**	**00**	**Activos reales**	**8.479.040**	0	0	0	0	**8.479.040**
404	05	00	00	Equipos de comunicaciones y de señalamiento	850.000	0	0	0	0	850.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129396 330044000 CREACIÓN Y PUESTA EN MARCHA DEL CENTRO DE INTERCAMBIO POLÍTICO Y CULTURAL EDUARDO GALEANO.

OBJETIVO DEL PROYECTO: FORMACIÓN PARA EL INTERCAMBIO DE SABERES, LA APROPIACIÓN DEL CONOCIMIENTO LIBERADOR, EL RESCATE DE LA IDENTIDAD Y DE UNA CULTURA CONTRA HEGEMÓNICA, A TRAVÉS DE EXPRESIONES Y ACTIVIDADES LÚDICAS, FORMATIVAS, POLÍTICAS, CULTURALES Y CIENTÍFICAS.

UNIDAD DE MEDIDA: CENTRO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN CIUDADANA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330044001 GARANTIZAR ALOJAMIENTO PARA GRUPOS ORGANIZADOS, PACIENTES DE CUIDADOS TEMPORALES, QUE REQUIERAN QUEDARSE EN LA CIUDAD DE CARACAS, YA SEA PARA EL PERÍODO DE FORMACIÓN, CON FINES ORGANIZATIVOS O MIENTRAS DURE SU TRATAMIENTO.

UNIDAD DE MEDIDA: PERSONA **META:** 1.140

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	05	01	00	Equipos de telecomunicaciones	850.000	0	0	0	0	850.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.629.040	0	0	0	0	7.629.040
404	09	01	00	Mobiliario y equipos de oficina	1.500.000	0	0	0	0	1.500.000
404	09	02	00	Equipos de computación	2.000.000	0	0	0	0	2.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	4.129.040	0	0	0	0	4.129.040
				Totales	**15.671.206**	**0**	**0**	**0**	**0**	**15.671.206**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129396 330044000 CREACIÓN Y PUESTA EN MARCHA DEL CENTRO DE INTERCAMBIO POLÍTICO Y CULTURAL EDUARDO GALEANO.

OBJETIVO DEL PROYECTO: FORMACIÓN PARA EL INTERCAMBIO DE SABERES, LA APROPIACIÓN DEL CONOCIMIENTO LIBERADOR, EL RESCATE DE LA IDENTIDAD Y DE UNA CULTURA CONTRA HEGEMÓNICA, A TRAVÉS DE EXPRESIONES Y ACTIVIDADES LÚDICAS, FORMATIVAS, POLÍTICAS, CULTURALES Y CIENTÍFICAS.

UNIDAD DE MEDIDA: CENTRO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN CIUDADANA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330044002 PROMOVER Y FOMENTAR UN ESPACIO PARA LA FORMACIÓN POLÍTICO CULTURAL, PARA LOS COLECTIVOS ORGANIZADOS, PERSONAL DE LA VICEPRESIDENCIA, POBLACIÓN EN GENERAL, PARA EL FORTALECIMIENTO DE LA FORMACIÓN SOCIALISTA, IMPULSANDO LA TRANSFORMACIÓN SOCIAL

UNIDAD DE MEDIDA: PERSONA **META:** 3.420

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.591.045**	**0**	**0**	**0**	**0**	**7.591.045**
402	03	00	00	Textiles y vestuarios	1.680.000	0	0	0	0	1.680.000
402	03	01	00	Textiles	850.000	0	0	0	0	850.000
402	03	02	00	Prendas de vestir	830.000	0	0	0	0	830.000
402	05	00	00	Productos de papel, cartón e impresos	1.573.000	0	0	0	0	1.573.000
402	05	02	00	Envases y cajas de papel y cartón	573.000	0	0	0	0	573.000
402	05	05	00	Material de enseñanza	1.000.000	0	0	0	0	1.000.000
402	06	00	00	Productos químicos y derivados	700.000	0	0	0	0	700.000
402	06	03	00	Tintas, pinturas y colorantes	700.000	0	0	0	0	700.000
402	07	00	00	Productos minerales no metálicos	89.915	0	0	0	0	89.915
402	07	01	00	Productos de barro, loza y porcelana	89.915	0	0	0	0	89.915
402	10	00	00	Productos varios y útiles diversos	3.548.130	0	0	0	0	3.548.130
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.000.000	0	0	0	0	1.000.000
402	10	99	00	Otros productos y útiles diversos	2.548.130	0	0	0	0	2.548.130
403	**00**	**00**	**00**	**Servicios no personales**	**6.568.668**	**0**	**0**	**0**	**0**	**6.568.668**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.500.000	0	0	0	0	1.500.000
403	07	02	00	Imprenta y reproducción	1.500.000	0	0	0	0	1.500.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.068.668	0	0	0	0	3.068.668
403	10	11	00	Servicios para la elaboración y suministro de comida	1.568.668	0	0	0	0	1.568.668
403	10	99	00	Otros servicios profesionales y técnicos	1.500.000	0	0	0	0	1.500.000
403	18	00	00	Impuestos indirectos	2.000.000	0	0	0	0	2.000.000
403	18	01	00	Impuesto al valor agregado	2.000.000	0	0	0	0	2.000.000
404	**00**	**00**	**00**	**Activos reales**	**2.906.541**	0	**0**	**0**	**0**	**2.906.541**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.906.541	0	0	0	0	1.906.541
404	07	02	00	Equipos de enseñanza, deporte y recreación	906.541	0	0	0	0	906.541

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129396 330044000 CREACION Y PUESTA EN MARCHA DEL CENTRO DE INTERCAMBIO POLÍTICO Y CULTURAL EDUARDO GALEANO.

OBJETIVO DEL PROYECTO: FORMACIÓN PARA EL INTERCAMBIO DE SABERES, LA APROPIACIÓN DEL CONOCIMIENTO LIBERADOR, EL RESCATE DE LA IDENTIDAD Y DE UNA CULTURA CONTRA HEGEMÓNICA, A TRAVÉS DE EXPRESIONES Y ACTIVIDADES LÚDICAS, FORMATIVAS, POLÍTICAS, CULTURALES Y CIENTÍFICAS.

UNIDAD DE MEDIDA: CENTRO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN CIUDADANA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 330044002 PROMOVER Y FOMENTAR UN ESPACIO PARA LA FORMACIÓN POLÍTICO CULTURAL, PARA LOS COLECTIVOS ORGANIZADOS, PERSONAL DE LA VICEPRESIDENCIA, POBLACIÓN EN GENERAL, PARA EL FORTALECIMIENTO DE LA FORMACIÓN SOCIALISTA, IMPULSANDO LA TRANSFORMACIÓN SOCIAL

UNIDAD DE MEDIDA: PERSONA **META:** 3.420

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	06	00	Instrumentos musicales y equipos de audio	1.000.000	0	0	0	0	1.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.000.000	0	0	0	0	1.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.000.000	0	0	0	0	1.000.000
				Totales	**17.066.254**	**0**	**0**	**0**	**0**	**17.066.254**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129392 330045000 GARANTIZAR LA ARTICULACIÓN E INTEGRACIÓN INSTITUCIONAL, QUE PERMITAN BRINDAR SOLUCIONES DE ÍNDOLE SOCIAL DE MANERA OPORTUNA A CIUDADANOS (AS) QUE ACUDAN A LA VICEPRESIDENCIA.

OBJETIVO DEL PROYECTO: RESOLVER OPORTUNAMENTE LAS SOLICITUDES, RECLAMOS, PETICIONES Y DENUNCIAS PROVENIENTES DE LA CIUDADANÍA, ASÍ COMO TAMBIÉN GARANTIZAR LA PROTECCIÓN A LAS FAMILIAS QUE SE ENCUENTRAN EN CALIDAD DE REFUGIOS, DE ACUERDO A LO ESTABLECIDO EN EL MARCO LEGAL VIGENTE.

UNIDAD DE MEDIDA: PERSONA **META:** 19.200

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN CIUDADANA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**26.260.598**	**0**	**0**	**0**	**0**	**26.260.598**
402	01	00	00	Productos alimenticios y agropecuarios	5.000.000	0	0	0	0	5.000.000
402	01	01	00	Alimentos y bebidas para personas	5.000.000	0	0	0	0	5.000.000
402	03	00	00	Textiles y vestuarios	2.500.000	0	0	0	0	2.500.000
402	03	02	00	Prendas de vestir	1.500.000	0	0	0	0	1.500.000
402	03	03	00	Calzados	1.000.000	0	0	0	0	1.000.000
402	05	00	00	Productos de papel, cartón e impresos	300.000	0	0	0	0	300.000
402	05	06	00	Productos de papel y cartón para computación	300.000	0	0	0	0	300.000
402	06	00	00	Productos químicos y derivados	1.500.000	0	0	0	0	1.500.000
402	06	04	00	Productos farmacéuticos y medicamentos	1.500.000	0	0	0	0	1.500.000
402	10	00	00	Productos varios y útiles diversos	16.960.598	0	0	0	0	16.960.598
402	10	01	00	Artículos de deporte, recreación y juguetes	500.000	0	0	0	0	500.000
402	10	02	00	Materiales y útiles de limpieza y aseo	881.514	0	0	0	0	881.514
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.833.932	0	0	0	0	2.833.932
402	10	99	00	Otros productos y útiles diversos	12.745.152	0	0	0	0	12.745.152
403	**00**	**00**	**00**	**Servicios no personales**	**10.915.087**	**0**	**0**	**0**	**0**	**10.915.087**
403	09	00	00	Viáticos y pasajes	500.000	0	0	0	0	500.000
403	09	01	00	Viáticos y pasajes dentro del país	500.000	0	0	0	0	500.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	6.415.087	0	0	0	0	6.415.087
403	10	07	00	Servicios de capacitación y adiestramiento	500.000	0	0	0	0	500.000
403	10	11	00	Servicios para la elaboración y suministro de comida	3.415.087	0	0	0	0	3.415.087
403	10	99	00	Otros servicios profesionales y técnicos	2.500.000	0	0	0	0	2.500.000
403	18	00	00	Impuestos indirectos	4.000.000	0	0	0	0	4.000.000
403	18	01	00	Impuesto al valor agregado	4.000.000	0	0	0	0	4.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**126.569.467**	**0**	**0**	**0**	**0**	**126.569.467**
407	02	00	00	Transferencias y donaciones corrientes al exterior	121.821.347	0	0	0	0	121.821.347
407	02	02	00	Donaciones corrientes al exterior	121.821.347	0	0	0	0	121.821.347
407	02	02	01	Donaciones corrientes a personas	121.821.347	0	0	0	0	121.821.347
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	4.748.120	0	0	0	0	4.748.120

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129392 330045000 GARANTIZAR LA ARTICULACIÓN E INTEGRACIÓN INSTITUCIONAL, QUE PERMITAN BRINDAR SOLUCIONES DE ÍNDOLE SOCIAL DE MANERA OPORTUNA A CIUDADANOS (AS) QUE ACUDAN A LA VICEPRESIDENCIA.

OBJETIVO DEL PROYECTO: RESOLVER OPORTUNAMENTE LAS SOLICITUDES, RECLAMOS, PETICIONES Y DENUNCIAS PROVENIENTES DE LA CIUDADANÍA, ASÍ COMO TAMBIÉN GARANTIZAR LA PROTECCIÓN A LAS FAMILIAS QUE SE ENCUENTRAN EN CALIDAD DE REFUGIOS, DE ACUERDO A LO ESTABLECIDO EN EL MARCO LEGAL VIGENTE.

UNIDAD DE MEDIDA: PERSONA

META: 19.200

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN CIUDADANA

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	4.748.120	0	0	0	0	4.748.120
407	12	01	02	Donaciones Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	4.748.120	0	0	0	0	4.748.120
				Totales	**163.745.152**	**0**	**0**	**0**	**0**	**163.745.152**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129392 330045000 GARANTIZAR LA ARTICULACIÓN E INTEGRACIÓN INSTITUCIONAL, QUE PERMITAN BRINDAR SOLUCIONES DE ÍNDOLE SOCIAL DE MANERA OPORTUNA A CIUDADANOS (AS) QUE ACUDAN A LA VICEPRESIDENCIA.

OBJETIVO DEL PROYECTO: RESOLVER OPORTUNAMENTE LAS SOLICITUDES, RECLAMOS, PETICIONES Y DENUNCIAS PROVENIENTES DE LA CIUDADANÍA, ASÍ COMO TAMBIÉN GARANTIZAR LA PROTECCIÓN A LAS FAMILIAS QUE SE ENCUENTRAN EN CALIDAD DE REFUGIOS, DE ACUERDO A LO ESTABLECIDO EN EL MARCO LEGAL VIGENTE.

UNIDAD DE MEDIDA: PERSONA

META: 19.200

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN CIUDADANA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129392 330045000 GARANTIZAR LA ARTICULACIÓN E INTEGRACIÓN INSTITUCIONAL, QUE PERMITAN BRINDAR SOLUCIONES DE ÍNDOLE SOCIAL DE MANERA OPORTUNA A CIUDADANOS (AS) QUE ACUDAN A LA VICEPRESIDENCIA.

OBJETIVO DEL PROYECTO: RESOLVER OPORTUNAMENTE LAS SOLICITUDES, RECLAMOS, PETICIONES Y DENUNCIAS PROVENIENTES DE LA CIUDADANÍA, ASÍ COMO TAMBIÉN GARANTIZAR LA PROTECCIÓN A LAS FAMILIAS QUE SE ENCUENTRAN EN CALIDAD DE REFUGIOS, DE ACUERDO A LO ESTABLECIDO EN EL MARCO LEGAL VIGENTE.

UNIDAD DE MEDIDA: PERSONA **META:** 19.200

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN CIUDADANA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 330045001 ATENCIÓN INTEGRAL A LA CIUDADANÍA, GRUPOS ORGANIZADOS Y COMUNIDADES, ENTRE OTROS QUE ACUDEN A LA VICEPRESIDENCIA EJECUTIVA CON LA FINALIDAD DE ASEGURAR EL RESPETO DE SUS DERECHOS FUNDAMENTALES

UNIDAD DE MEDIDA: PERSONA **META:** 19.200

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**17.079.084**	**0**	**0**	**0**	**0**	**17.079.084**
402	06	00	00	Productos químicos y derivados	1.500.000	0	0	0	0	1.500.000
402	06	04	00	Productos farmacéuticos y medicamentos	1.500.000	0	0	0	0	1.500.000
402	10	00	00	Productos varios y útiles diversos	15.579.084	0	0	0	0	15.579.084
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.833.932	0	0	0	0	2.833.932
402	10	99	00	Otros productos y útiles diversos	12.745.152	0	0	0	0	12.745.152
407	**00**	**00**	**00**	**Transferencias y donaciones**	**118.821.347**	**0**	**0**	**0**	**0**	**118.821.347**
407	02	00	00	Transferencias y donaciones corrientes al exterior	118.821.347	0	0	0	0	118.821.347
407	02	02	00	Donaciones corrientes al exterior	118.821.347	0	0	0	0	118.821.347
407	02	02	01	Donaciones corrientes a personas	118.821.347	0	0	0	0	118.821.347
				Totales	**135.900.431**	**0**	**0**	**0**	**0**	**135.900.431**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129392 330045000 GARANTIZAR LA ARTICULACIÓN E INTEGRACIÓN INSTITUCIONAL, QUE PERMITAN BRINDAR SOLUCIONES DE ÍNDOLE SOCIAL DE MANERA OPORTUNA A CIUDADANOS (AS) QUE ACUDAN A LA VICEPRESIDENCIA.

OBJETIVO DEL PROYECTO: RESOLVER OPORTUNAMENTE LAS SOLICITUDES, RECLAMOS, PETICIONES Y DENUNCIAS PROVENIENTES DE LA CIUDADANÍA, ASÍ COMO TAMBIÉN GARANTIZAR LA PROTECCIÓN A LAS FAMILIAS QUE SE ENCUENTRAN EN CALIDAD DE REFUGIOS, DE ACUERDO A LO ESTABLECIDO EN EL MARCO LEGAL VIGENTE.

UNIDAD DE MEDIDA: PERSONA **META:** 19.200

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN CIUDADANA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330045002 ATENCIÓN DIRECTA AL PUNTO Y CÍRCULO DE LA VICEPRESIDENCIA EJECUTIVA, ASÍ COMO A LAS COMUNIDADES, REFUGIOS Y NUEVOS URBANISMOS QUE SE ENCUENTREN BAJO SU RESPONSABILIDAD, A FIN DE GARANTIZAR SUS DERECHOS Y DIGNIFICAR LAS CONDICIONES DE LA VIDA DE LAS PERSONAS

UNIDAD DE MEDIDA: SOLICITUD **META:** 8.448

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.181.514**	0	0	0	0	9.181.514
402	01	00	00	Productos alimenticios y agropecuarios	5.000.000	0	0	0	0	5.000.000
402	01	01	00	Alimentos y bebidas para personas	5.000.000	0	0	0	0	5.000.000
402	03	00	00	Textiles y vestuarios	2.500.000	0	0	0	0	2.500.000
402	03	02	00	Prendas de vestir	1.500.000	0	0	0	0	1.500.000
402	03	03	00	Calzados	1.000.000	0	0	0	0	1.000.000
402	05	00	00	Productos de papel, cartón e impresos	300.000	0	0	0	0	300.000
402	05	06	00	Productos de papel y cartón para computación	300.000	0	0	0	0	300.000
402	10	00	00	Productos varios y útiles diversos	1.381.514	0	0	0	0	1.381.514
402	10	01	00	Artículos de deporte, recreación y juguetes	500.000	0	0	0	0	500.000
402	10	02	00	Materiales y útiles de limpieza y aseo	881.514	0	0	0	0	881.514
403	**00**	**00**	**00**	**Servicios no personales**	**10.915.087**	0	0	0	0	**10.915.087**
403	09	00	00	Viáticos y pasajes	500.000	0	0	0	0	500.000
403	09	01	00	Viáticos y pasajes dentro del país	500.000	0	0	0	0	500.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	6.415.087	0	0	0	0	6.415.087
403	10	07	00	Servicios de capacitación y adiestramiento	500.000	0	0	0	0	500.000
403	10	11	00	Servicios para la elaboración y suministro de comida	3.415.087	0	0	0	0	3.415.087
403	10	99	00	Otros servicios profesionales y técnicos	2.500.000	0	0	0	0	2.500.000
403	18	00	00	Impuestos indirectos	4.000.000	0	0	0	0	4.000.000
403	18	01	00	Impuesto al valor agregado	4.000.000	0	0	0	0	4.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.748.120**	0	0	0	0	**7.748.120**
407	02	00	00	Transferencias y donaciones corrientes al exterior	3.000.000	0	0	0	0	3.000.000
407	02	02	00	Donaciones corrientes al exterior	3.000.000	0	0	0	0	3.000.000
407	02	02	01	Donaciones corrientes a personas	3.000.000	0	0	0	0	3.000.000
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	4.748.120	0	0	0	0	4.748.120

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129392 330045000 GARANTIZAR LA ARTICULACIÓN E INTEGRACIÓN INSTITUCIONAL, QUE PERMITAN BRINDAR SOLUCIONES DE ÍNDOLE SOCIAL DE MANERA OPORTUNA A CIUDADANOS (AS) QUE ACUDAN A LA VICEPRESIDENCIA.

OBJETIVO DEL PROYECTO: RESOLVER OPORTUNAMENTE LAS SOLICITUDES, RECLAMOS, PETICIONES Y DENUNCIAS PROVENIENTES DE LA CIUDADANÍA, ASÍ COMO TAMBIÉN GARANTIZAR LA PROTECCIÓN A LAS FAMILIAS QUE SE ENCUENTRAN EN CALIDAD DE REFUGIOS, DE ACUERDO A LO ESTABLECIDO EN EL MARCO LEGAL VIGENTE.

UNIDAD DE MEDIDA: PERSONA **META:** 19.200

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN CIUDADANA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 330045002 ATENCIÓN DIRECTA AL PUNTO Y CÍRCULO DE LA VICEPRESIDENCIA EJECUTIVA, ASÍ COMO A LAS COMUNIDADES, REFUGIOS Y NUEVOS URBANISMOS QUE SE ENCUENTREN BAJO SU RESPONSABILIDAD, A FIN DE GARANTIZAR SUS DERECHOS Y DIGNIFICAR LAS CONDICIONES DE LA VIDA DE LAS PERSONAS

UNIDAD DE MEDIDA: SOLICITUD **META:** 8.448

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	4.748.120	0	0	0	0	4.748.120
407	12	01	02	Donaciones Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	4.748.120	0	0	0	0	4.748.120
				Totales	**27.844.721**	**0**	**0**	**0**	**0**	**27.844.721**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129275 330046000 ACTUALIZACIÓN Y SISTEMATIZACIÓN DE LA PLATAFORMA TECNOLÓGICA PARA EL DESARROLLO EFICIENTE DE LA SIMPLIFICACIÓN INTEGRAL DE LOS TRÁMITES ADMINISTRATIVOS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA EFICIENCIA EN LA SIMPLIFICACIÓN DE TRÁMITES Y RECAUDOS ADMINISTRATIVOS, ASÍ COMO LA DIGITALIZACIÓN DE LA CORRESPONDENCIA.

UNIDAD DE MEDIDA: SISTEMA

META: 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**62.671.068**	**0**	**0**	**0**	**0**	**62.671.068**
402	08	00	00	Productos metálicos	11.560.540	0	0	0	0	11.560.540
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	11.560.540	0	0	0	0	11.560.540
402	10	00	00	Productos varios y útiles diversos	51.110.528	0	0	0	0	51.110.528
402	10	11	00	Materiales eléctricos	29.077.245	0	0	0	0	29.077.245
402	10	99	00	Otros productos y útiles diversos	22.033.283	0	0	0	0	22.033.283
403	**00**	**00**	**00**	**Servicios no personales**	**28.669.929**	**0**	**0**	**0**	**0**	**28.669.929**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	727.061	0	0	0	0	727.061
403	10	07	00	Servicios de capacitación y adiestramiento	727.061	0	0	0	0	727.061
403	18	00	00	Impuestos indirectos	27.942.868	0	0	0	0	27.942.868
403	18	01	00	Impuesto al valor agregado	27.942.868	0	0	0	0	27.942.868
404	**00**	**00**	**00**	**Activos reales**	**91.734.753**	**0**	**0**	**0**	**0**	**91.734.753**
404	05	00	00	Equipos de comunicaciones y de señalamiento	28.245.113	0	0	0	0	28.245.113
404	05	01	00	Equipos de telecomunicaciones	28.245.113	0	0	0	0	28.245.113
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	63.489.640	0	0	0	0	63.489.640
404	09	02	00	Equipos de computación	63.489.640	0	0	0	0	63.489.640
				Totales	**183.075.750**	**0**	**0**	**0**	0	183.075.750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

33 - 26

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129275 330046000 ACTUALIZACIÓN Y SISTEMATIZACIÓN DE LA PLATAFORMA TECNOLÓGICA PARA EL DESARROLLO EFICIENTE DE LA SIMPLIFICACIÓN INTEGRAL DE LOS TRÁMITES ADMINISTRATIVOS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA EFICIENCIA EN LA SIMPLIFICACIÓN DE TRÁMITES Y RECAUDOS ADMINISTRATIVOS, ASÍ COMO LA DIGITALIZACIÓN DE LA CORRESPONDENCIA.

UNIDAD DE MEDIDA: SISTEMA

META: 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129275 330046000 ACTUALIZACIÓN Y SISTEMATIZACIÓN DE LA PLATAFORMA TECNOLÓGICA PARA EL DESARROLLO EFICIENTE DE LA SIMPLIFICACIÓN INTEGRAL DE LOS TRÁMITES ADMINISTRATIVOS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA EFICIENCIA EN LA SIMPLIFICACIÓN DE TRÁMITES Y RECAUDOS ADMINISTRATIVOS, ASÍ COMO LA DIGITALIZACIÓN DE LA CORRESPONDENCIA.

UNIDAD DE MEDIDA: SISTEMA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330046001 SIMPLIFICACIÓN DE PROCEDIMIENTOS Y TRAMITES INTERADMINISTRATIVO Y ADECUACIÓN TECNOLÓGICAS

UNIDAD DE MEDIDA: SISTEMA **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**13.422.346**	**0**	**0**	0	0	**13.422.346**
403	18	00	00	Impuestos indirectos	13.422.346	0	0	0	0	13.422.346
403	18	01	00	Impuesto al valor agregado	13.422.346	0	0	0	0	13.422.346
404	**00**	**00**	**00**	**Activos reales**	**41.852.887**	**0**	**0**	**0**	0	**41.852.887**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	41.852.887	0	0	0	0	41.852.887
404	09	02	00	Equipos de computación	41.852.887	0	0	0	0	41.852.887
				Totales	**55.275.233**	**0**	**0**	**0**	**0**	**55.275.233**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129275 330046000 ACTUALIZACIÓN Y SISTEMATIZACIÓN DE LA PLATAFORMA TECNOLÓGICA PARA EL DESARROLLO EFICIENTE DE LA SIMPLIFICACIÓN INTEGRAL DE LOS TRÁMITES ADMINISTRATIVOS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA EFICIENCIA EN LA SIMPLIFICACIÓN DE TRÁMITES Y RECAUDOS ADMINISTRATIVOS, ASÍ COMO LA DIGITALIZACIÓN DE LA CORRESPONDENCIA.

UNIDAD DE MEDIDA: SISTEMA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 330046002 ADAPTACIÓN DEL SISTEMA DE COMUNICACIÓN A TRAVÉS DE LA TELEFONÍA DE TRANSMISIÓN DIGITAL

UNIDAD DE MEDIDA: ACONDICIONAMIENTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**39.520.645**	**0**	**0**	**0**	**0**	**39.520.645**
402	08	00	00	Productos metálicos	10.443.400	0	0	0	0	10.443.400
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.443.400	0	0	0	0	10.443.400
402	10	00	00	Productos varios y útiles diversos	29.077.245	0	0	0	0	29.077.245
402	10	11	00	Materiales eléctricos	29.077.245	0	0	0	0	29.077.245
403	**00**	**00**	**00**	**Servicios no personales**	**8.319.454**	**0**	**0**	**0**	**0**	**8.319.454**
403	18	00	00	Impuestos indirectos	8.319.454	0	0	0	0	8.319.454
403	18	01	00	Impuesto al valor agregado	8.319.454	0	0	0	0	8.319.454
404	**00**	**00**	**00**	**Activos reales**	**29.808.139**	**0**	**0**	**0**	**0**	**29.808.139**
404	05	00	00	Equipos de comunicaciones y de señalamiento	26.926.017	0	0	0	0	26.926.017
404	05	01	00	Equipos de telecomunicaciones	26.926.017	0	0	0	0	26.926.017
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.882.122	0	0	0	0	2.882.122
404	09	02	00	Equipos de computación	2.882.122	0	0	0	0	2.882.122
				Totales	**77.648.238**	**0**	**0**	**0**	**0**	**77.648.238**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129275 330046000 ACTUALIZACIÓN Y SISTEMATIZACIÓN DE LA PLATAFORMA TECNOLÓGICA PARA EL DESARROLLO EFICIENTE DE LA SIMPLIFICACIÓN INTEGRAL DE LOS TRÁMITES ADMINISTRATIVOS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA EFICIENCIA EN LA SIMPLIFICACIÓN DE TRÁMITES Y RECAUDOS ADMINISTRATIVOS, ASÍ COMO LA DIGITALIZACIÓN DE LA CORRESPONDENCIA.

UNIDAD DE MEDIDA: SISTEMA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 330046003 IMPLEMENTACIÓN DE SISTEMA BIOMÉTRICO DE SEGURIDAD, PARA GARANTIZAR Y RESGUARDAR EL PATRIMONIO DE LA INSTITUCIÓN

UNIDAD DE MEDIDA: EQUIPO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**22.033.283**	0	0	0	0	**22.033.283**
402	10	00	00	Productos varios y útiles diversos	22.033.283	0	0	0	0	22.033.283
402	10	99	00	Otros productos y útiles diversos	22.033.283	0	0	0	0	22.033.283
403	**00**	**00**	**00**	**Servicios no personales**	**149.567**	0	0	0	0	**149.567**
403	18	00	00	Impuestos indirectos	149.567	0	0	0	0	149.567
403	18	01	00	Impuesto al valor agregado	149.567	0	0	0	0	149.567
404	**00**	**00**	**00**	**Activos reales**	**1.246.390**	0	0	0	0	**1.246.390**
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.246.390	0	0	0	0	1.246.390
404	05	01	00	Equipos de telecomunicaciones	1.246.390	0	0	0	0	1.246.390
				Totales	**23.429.240**	**0**	**0**	**0**	**0**	**23.429.240**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129275 330046000 ACTUALIZACION Y SISTEMATIZACIÓN DE LA PLATAFORMA TECNOLÓGICA PARA EL DESARROLLO EFICIENTE DE LA SIMPLIFICACIÓN INTEGRAL DE LOS TRÁMITES ADMINISTRATIVOS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA EFICIENCIA EN LA SIMPLIFICACIÓN DE TRÁMITES Y RECAUDOS ADMINISTRATIVOS, ASÍ COMO LA DIGITALIZACIÓN DE LA CORRESPONDENCIA.

UNIDAD DE MEDIDA: SISTEMA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330046004 PROMOVER EL DESARROLLO HUMANO SUSTENTABLE PARA EL BUEN DESEMPEÑO EN LA SOLUCIÓN DE LAS INCIDENCIAS QUE SE PRESENTAN EN LA VICEPRESIDENCIA DE LA REPÚBLICA

UNIDAD DE MEDIDA: CURSO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**785.226**	**0**	**0**	**0**	0	**785.226**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	727.061	0	0	0	0	727.061
403	10	07	00	Servicios de capacitación y adiestramiento	727.061	0	0	0	0	727.061
403	18	00	00	Impuestos indirectos	58.165	0	0	0	0	58.165
403	18	01	00	Impuesto al valor agregado	58.165	0	0	0	0	58.165
				Totales	**785.226**	**0**	0	0	0	**785.226**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129275 330046000 ACTUALIZACIÓN Y SISTEMATIZACIÓN DE LA PLATAFORMA TECNOLÓGICA PARA EL DESARROLLO EFICIENTE DE LA SIMPLIFICACIÓN INTEGRAL DE LOS TRÁMITES ADMINISTRATIVOS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA EFICIENCIA EN LA SIMPLIFICACIÓN DE TRÁMITES Y RECAUDOS ADMINISTRATIVOS, ASÍ COMO LA DIGITALIZACIÓN DE LA CORRESPONDENCIA.

UNIDAD DE MEDIDA: SISTEMA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330046005 ADOPCIÓN DEL SOFTWARE Y HARDWARE NECESARIOS PARA GARANTIZAR EL BUEN USO Y FUNCIONAMIENTO DE LOS EQUIPOS TECNOLÓGICOS

UNIDAD DE MEDIDA: EQUIPO **META:** 2

RESPONSABLE/EJECUTOR: VICEPRESIDENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.117.140**	**0**	**0**	**0**	**0**	**1.117.140**
402	08	00	00	Productos metálicos	1.117.140	0	0	0	0	1.117.140
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.117.140	0	0	0	0	1.117.140
403	**00**	**00**	**00**	**Servicios no personales**	**5.993.336**	**0**	**0**	**0**	**0**	**5.993.336**
403	18	00	00	Impuestos indirectos	5.993.336	0	0	0	0	5.993.336
403	18	01	00	Impuesto al valor agregado	5.993.336	0	0	0	0	5.993.336
404	**00**	**00**	**00**	**Activos reales**	**18.827.337**	**0**	**0**	**0**	**0**	**18.827.337**
404	05	00	00	Equipos de comunicaciones y de señalamiento	72.706	0	0	0	0	72.706
404	05	01	00	Equipos de telecomunicaciones	72.706	0	0	0	0	72.706
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	18.754.631	0	0	0	0	18.754.631
404	09	02	00	Equipos de computación	18.754.631	0	0	0	0	18.754.631
				Totales	**25.937.813**	**0**	**0**	**0**	**0**	**25.937.813**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129365 330047000 GARANTIZAR LA SEGURIDAD Y RESGUARDO DE LA GESTIÓN DOCUMENTAL PARA LA AUTOMATIZACIÓN Y CONSERVACIÓN DE LA INFORMACIÓN DE LA VICEPRESIDENCIA.

OBJETIVO DEL PROYECTO: PROPORCIONAR UN MODELO DE GESTIÓN DOCUMENTAL, QUE GARANTICE EL ACCESO Y LA DISPONIBILIDAD DE LA INFORMACIÓN OPORTUNA, A TRAVÉS DE LA AUTOMATIZACIÓN Y CONSERVACIÓN DE LA INFORMACIÓN.

UNIDAD DE MEDIDA: DOCUMENTO

META: 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA VICEPRESIDENCIA

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.349.452**	**0**	**0**	**0**	**0**	**6.349.452**
402	05	00	00	Productos de papel, cartón e impresos	277.588	0	0	0	0	277.588
402	05	02	00	Envases y cajas de papel y cartón	148.832	0	0	0	0	148.832
402	05	03	00	Productos de papel y cartón para oficina	27.407	0	0	0	0	27.407
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	101.349	0	0	0	0	101.349
402	06	00	00	Productos químicos y derivados	277.181	0	0	0	0	277.181
402	06	03	00	Tintas, pinturas y colorantes	65.540	0	0	0	0	65.540
402	06	08	00	Productos plásticos	211.641	0	0	0	0	211.641
402	07	00	00	Productos minerales no metálicos	568.017	0	0	0	0	568.017
402	07	99	00	Otros productos minerales no metálicos	568.017	0	0	0	0	568.017
402	08	00	00	Productos metálicos	329.345	0	0	0	0	329.345
402	08	04	00	Productos metálicos estructurales	329.345	0	0	0	0	329.345
402	10	00	00	Productos varios y útiles diversos	4.897.321	0	0	0	0	4.897.321
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	333.746	0	0	0	0	333.746
402	10	08	00	Materiales para equipos de computación	1.639	0	0	0	0	1.639
402	10	11	00	Materiales eléctricos	639.566	0	0	0	0	639.566
402	10	12	00	Materiales para instalaciones sanitarias	546.171	0	0	0	0	546.171
402	10	99	00	Otros productos y útiles diversos	3.376.199	0	0	0	0	3.376.199
403	**00**	**00**	**00**	**Servicios no personales**	**31.700.547**	**0**	**0**	**0**	**0**	**31.700.547**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	337.943	0	0	0	0	337.943
403	10	07	00	Servicios de capacitación y adiestramiento	337.943	0	0	0	0	337.943
403	12	00	00	Conservación y reparaciones menores de obras	27.308.532	0	0	0	0	27.308.532
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	27.308.532	0	0	0	0	27.308.532
403	18	00	00	Impuestos indirectos	4.054.072	0	0	0	0	4.054.072
403	18	01	00	Impuesto al valor agregado	4.054.072	0	0	0	0	4.054.072
404	**00**	**00**	**00**	**Activos reales**	**5.326.200**	**0**	**0**	**0**	**0**	**5.326.200**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	10.703	0	0	0	0	10.703
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	10.703	0	0	0	0	10.703
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.315.497	0	0	0	0	5.315.497
404	09	01	00	Mobiliario y equipos de oficina	5.219.972	0	0	0	0	5.219.972

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129365 330047000 GARANTIZAR LA SEGURIDAD Y RESGUARDO DE LA GESTIÓN DOCUMENTAL PARA LA AUTOMATIZACIÓN Y CONSERVACIÓN DE LA INFORMACIÓN DE LA VICEPRESIDENCIA.

OBJETIVO DEL PROYECTO: PROPORCIONAR UN MODELO DE GESTIÓN DOCUMENTAL, QUE GARANTICE EL ACCESO Y LA DISPONIBILIDAD DE LA INFORMACIÓN OPORTUNA, A TRAVÉS DE LA AUTOMATIZACIÓN Y CONSERVACIÓN DE LA INFORMACIÓN.

UNIDAD DE MEDIDA: DOCUMENTO

META: 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA VICEPRESIDENCIA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	02	00	Equipos de computación	95.525	0	0	0	0	95.525
				Totales	**43.376.199**	**0**	**0**	**0**	**0**	**43.376.199**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129365 330047000 GARANTIZAR LA SEGURIDAD Y RESGUARDO DE LA GESTIÓN DOCUMENTAL PARA LA AUTOMATIZACIÓN Y CONSERVACIÓN DE LA INFORMACIÓN DE LA VICEPRESIDENCIA.

OBJETIVO DEL PROYECTO: PROPORCIONAR UN MODELO DE GESTIÓN DOCUMENTAL, QUE GARANTICE EL ACCESO Y LA DISPONIBILIDAD DE LA INFORMACIÓN OPORTUNA, A TRAVÉS DE LA AUTOMATIZACIÓN Y CONSERVACIÓN DE LA INFORMACIÓN.

UNIDAD DE MEDIDA: DOCUMENTO

META: 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA VICEPRESIDENCIA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129365 330047000 GARANTIZAR LA SEGURIDAD Y RESGUARDO DE LA GESTIÓN DOCUMENTAL PARA LA AUTOMATIZACIÓN Y CONSERVACIÓN DE LA INFORMACIÓN DE LA VICEPRESIDENCIA.

OBJETIVO DEL PROYECTO: PROPORCIONAR UN MODELO DE GESTIÓN DOCUMENTAL, QUE GARANTICE EL ACCESO Y LA DISPONIBILIDAD DE LA INFORMACIÓN OPORTUNA, A TRAVÉS DE LA AUTOMATIZACIÓN Y CONSERVACIÓN DE LA INFORMACIÓN.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA VICEPRESIDENCIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330047001 CONSOLIDAR MECANISMOS DE CONTROL AUTOMATIZADO, A LOS FINES DE GARANTIZAR LA EFICIENCIA DE LOS TRÁMITES ADMINISTRATIVOS, A TRAVÉS DE LA DIGITALIZACIÓN DE LA CORRESPONDENCIA Y OTROS DOCUMENTOS.

UNIDAD DE MEDIDA: COMPRA **META:** 88

RESPONSABLE/EJECUTOR: UNIDAD DE ARCHIVO Y CORRESPONDENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.856.113**	**0**	**0**	**0**	**0**	**3.856.113**
402	05	00	00	Productos de papel, cartón e impresos	268.273	0	0	0	0	268.273
402	05	02	00	Envases y cajas de papel y cartón	148.832	0	0	0	0	148.832
402	05	03	00	Productos de papel y cartón para oficina	18.092	0	0	0	0	18.092
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	101.349	0	0	0	0	101.349
402	06	00	00	Productos químicos y derivados	211.641	0	0	0	0	211.641
402	06	08	00	Productos plásticos	211.641	0	0	0	0	211.641
402	10	00	00	Productos varios y útiles diversos	3.376.199	0	0	0	0	3.376.199
402	10	99	00	Otros productos y útiles diversos	3.376.199	0	0	0	0	3.376.199
403	**00**	**00**	**00**	**Servicios no personales**	**695.449**	**0**	**0**	**0**	**0**	**695.449**
403	18	00	00	Impuestos indirectos	695.449	0	0	0	0	695.449
403	18	01	00	Impuesto al valor agregado	695.449	0	0	0	0	695.449
404	**00**	**00**	**00**	**Activos reales**	**5.315.497**	**0**	**0**	**0**	**0**	**5.315.497**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.315.497	0	0	0	0	5.315.497
404	09	01	00	Mobiliario y equipos de oficina	5.219.972	0	0	0	0	5.219.972
404	09	02	00	Equipos de computación	95.525	0	0	0	0	95.525
				Totales	**9.867.059**	**0**	**0**	**0**	**0**	9.867.059

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129365 330047000 GARANTIZAR LA SEGURIDAD Y RESGUARDO DE LA GESTIÓN DOCUMENTAL PARA LA AUTOMATIZACIÓN Y CONSERVACIÓN DE LA INFORMACIÓN DE LA VICEPRESIDENCIA.

OBJETIVO DEL PROYECTO: PROPORCIONAR UN MODELO DE GESTIÓN DOCUMENTAL, QUE GARANTICE EL ACCESO Y LA DISPONIBILIDAD DE LA INFORMACIÓN OPORTUNA, A TRAVÉS DE LA AUTOMATIZACIÓN Y CONSERVACIÓN DE LA INFORMACIÓN.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA VICEPRESIDENCIA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 330047002 ADECUAR MEDIANTE LA IMPLEMENTACIÓN DE PROCEDIMIENTOS ARCHIVÍSTICOS LA GARANTÍA Y DISPONIBILIDAD EN TIEMPO REAL DE DOCUMENTOS ELECTRÓNICOS AUTÉNTICOS.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 6

RESPONSABLE/EJECUTOR: UNIDAD DE ARCHIVO Y CORRESPONDENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**41.254**	**0**	**0**	**0**	**0**	**41.254**
402	05	00	00	Productos de papel, cartón e impresos	9.315	0	0	0	0	9.315
402	05	03	00	Productos de papel y cartón para oficina	9.315	0	0	0	0	9.315
402	10	00	00	Productos varios y útiles diversos	31.939	0	0	0	0	31.939
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	30.300	0	0	0	0	30.300
402	10	08	00	Materiales para equipos de computación	1.639	0	0	0	0	1.639
403	**00**	**00**	**00**	**Servicios no personales**	**4.950**	**0**	**0**	**0**	**0**	**4.950**
403	18	00	00	Impuestos indirectos	4.950	0	0	0	0	4.950
403	18	01	00	Impuesto al valor agregado	4.950	0	0	0	0	4.950
				Totales	**46.204**	**0**	**0**	**0**	**0**	**46.204**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129365 330047000 GARANTIZAR LA SEGURIDAD Y RESGUARDO DE LA GESTIÓN DOCUMENTAL PARA LA AUTOMATIZACIÓN Y CONSERVACIÓN DE LA INFORMACIÓN DE LA VICEPRESIDENCIA.

OBJETIVO DEL PROYECTO: PROPORCIONAR UN MODELO DE GESTIÓN DOCUMENTAL, QUE GARANTICE EL ACCESO Y LA DISPONIBILIDAD DE LA INFORMACIÓN OPORTUNA, A TRAVÉS DE LA AUTOMATIZACIÓN Y CONSERVACIÓN DE LA INFORMACIÓN.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA VICEPRESIDENCIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330047003 CONFORMAR UN EQUIPO DE PROFESIONALES DE DIFERENTES DISCIPLINAS PARA LOGRAR ARMONIZAR EL PROGRAMA DE GESTIÓN DOCUMENTAL.

UNIDAD DE MEDIDA: CURSO **META:** 3

RESPONSABLE/EJECUTOR: UNIDAD DE ARCHIVO Y CORRESPONDENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**290.089**	**0**	**0**	**0**	**0**	**290.089**
402	10	00	00	Productos varios y útiles diversos	290.089	0	0	0	0	290.089
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	290.089	0	0	0	0	290.089
403	**00**	**00**	**00**	**Servicios no personales**	**413.306**	**0**	**0**	**0**	**0**	**413.306**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	337.943	0	0	0	0	337.943
403	10	07	00	Servicios de capacitación y adiestramiento	337.943	0	0	0	0	337.943
403	18	00	00	Impuestos indirectos	75.363	0	0	0	0	75.363
403	18	01	00	Impuesto al valor agregado	75.363	0	0	0	0	75.363
				Totales	**703.395**	**0**	**0**	**0**	**0**	**703.395**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129365 330047000 GARANTIZAR LA SEGURIDAD Y RESGUARDO DE LA GESTIÓN DOCUMENTAL PARA LA AUTOMATIZACIÓN Y CONSERVACIÓN DE LA INFORMACIÓN DE LA VICEPRESIDENCIA.

OBJETIVO DEL PROYECTO: PROPORCIONAR UN MODELO DE GESTIÓN DOCUMENTAL, QUE GARANTICE EL ACCESO Y LA DISPONIBILIDAD DE LA INFORMACIÓN OPORTUNA, A TRAVÉS DE LA AUTOMATIZACIÓN Y CONSERVACIÓN DE LA INFORMACIÓN.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA VICEPRESIDENCIA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 330047004 ADECUACIÓN DE LA UNIDAD DEL ARCHIVO PRINCIPAL DE LA VICEPRESIDENCIA DE LA REPÚBLICA, A LOS FINES DE MEJORAR EL AMBIENTE LABORAL Y EL RESGUARDO DE LOS DOCUMENTOS.

UNIDAD DE MEDIDA: FASE **META:** 3

RESPONSABLE/EJECUTOR: UNIDAD DE ARCHIVO Y CORRESPONDENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.161.996**	**0**	**0**	**0**	**0**	**2.161.996**
402	06	00	00	Productos químicos y derivados	65.540	0	0	0	0	65.540
402	06	03	00	Tintas, pinturas y colorantes	65.540	0	0	0	0	65.540
402	07	00	00	Productos minerales no metálicos	568.017	0	0	0	0	568.017
402	07	99	00	Otros productos minerales no metálicos	568.017	0	0	0	0	568.017
402	08	00	00	Productos metálicos	329.345	0	0	0	0	329.345
402	08	04	00	Productos metálicos estructurales	329.345	0	0	0	0	329.345
402	10	00	00	Productos varios y útiles diversos	1.199.094	0	0	0	0	1.199.094
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	13.357	0	0	0	0	13.357
402	10	11	00	Materiales eléctricos	639.566	0	0	0	0	639.566
402	10	12	00	Materiales para instalaciones sanitarias	546.171	0	0	0	0	546.171
403	**00**	**00**	**00**	**Servicios no personales**	**30.586.842**	**0**	**0**	**0**	**0**	**30.586.842**
403	12	00	00	Conservación y reparaciones menores de obras	27.308.532	0	0	0	0	27.308.532
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	27.308.532	0	0	0	0	27.308.532
403	18	00	00	Impuestos indirectos	3.278.310	0	0	0	0	3.278.310
403	18	01	00	Impuesto al valor agregado	3.278.310	0	0	0	0	3.278.310
404	**00**	**00**	**00**	**Activos reales**	**10.703**	**0**	**0**	**0**	**0**	**10.703**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	10.703	0	0	0	0	10.703
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	10.703	0	0	0	0	10.703
				Totales	**32.759.541**	**0**	**0**	**0**	**0**	**32.759.541**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129255 330048000 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA DE CONTROL DE ACCESO DE LA VICEPRESIDENCIA DE LA REPÚBLICA.

OBJETIVO DEL PROYECTO: REFORZAR EL SISTEMA TECNOLÓGICO DE SEGURIDAD INTEGRAL, PARA MINIMIZAR LOS NIVELES DE RIESGOS QUE CONTRIBUYAN A FORTALECER, DEFENDER Y GENERAR UN CLIMA DE SEGURIDAD Y CONTROL DE LAS ACTIVIDADES DE PERSONAS Y BIENES DE LA VICEPRESIDENCIA.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGURIDAD INTEGRAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.647.564**	**0**	**0**	**0**	**0**	**1.647.564**
402	10	00	00	Productos varios y útiles diversos	1.647.564	0	0	0	0	1.647.564
402	10	11	00	Materiales eléctricos	1.185.000	0	0	0	0	1.185.000
402	10	99	00	Otros productos y útiles diversos	462.564	0	0	0	0	462.564
403	**00**	**00**	**00**	**Servicios no personales**	**914.818**	**0**	**0**	**0**	**0**	**914.818**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	426.000	0	0	0	0	426.000
403	10	99	00	Otros servicios profesionales y técnicos	426.000	0	0	0	0	426.000
403	18	00	00	Impuestos indirectos	488.818	0	0	0	0	488.818
403	18	01	00	Impuesto al valor agregado	488.818	0	0	0	0	488.818
404	**00**	**00**	**00**	**Activos reales**	**2.385.000**	**0**	**0**	**0**	**0**	**2.385.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	625.000	0	0	0	0	625.000
404	05	01	00	Equipos de telecomunicaciones	625.000	0	0	0	0	625.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.760.000	0	0	0	0	1.760.000
404	09	02	00	Equipos de computación	1.760.000	0	0	0	0	1.760.000
				Totales	**4.947.382**	**0**	**0**	**0**	**0**	**4.947.382**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129255 330048000 ADECUACION DE LA PLATAFORMA TECNOLÓGICA DE CONTROL DE ACCESO DE LA VICEPRESIDENCIA DE LA REPÚBLICA.

OBJETIVO DEL PROYECTO: REFORZAR EL SISTEMA TECNOLÓGICO DE SEGURIDAD INTEGRAL, PARA MINIMIZAR LOS NIVELES DE RIESGOS QUE CONTRIBUYAN A FORTALECER, DEFENDER Y GENERAR UN CLIMA DE SEGURIDAD Y CONTROL DE LAS ACTIVIDADES DE PERSONAS Y BIENES DE LA VICEPRESIDENCIA.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGURIDAD INTEGRAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129255 330048000 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA DE CONTROL DE ACCESO DE LA VICEPRESIDENCIA DE LA REPÚBLICA.

OBJETIVO DEL PROYECTO: REFORZAR EL SISTEMA TECNOLÓGICO DE SEGURIDAD INTEGRAL, PARA MINIMIZAR LOS NIVELES DE RIESGOS QUE CONTRIBUYAN A FORTALECER, DEFENDER Y GENERAR UN CLIMA DE SEGURIDAD Y CONTROL DE LAS ACTIVIDADES DE PERSONAS Y BIENES DE LA VICEPRESIDENCIA.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330048001 CONSOLIDAR Y ADECUAR EL EQUIPAMIENTO TECNOLÓGICO, A LOS FINES DE GARANTIZAR LAS CONDICIONES ÓPTIMAS DE SEGURIDAD DEL CIUDADANO VICEPRESIDENTE EJECUTIVO, FUNCIONARIOS, USUARIOS, INSTALACIONES Y BIENES

UNIDAD DE MEDIDA: EQUIPO **META:** 107

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA Y COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.647.564**	**0**	**0**	**0**	**0**	**1.647.564**
402	10	00	00	Productos varios y útiles diversos	1.647.564	0	0	0	0	1.647.564
402	10	11	00	Materiales eléctricos	1.185.000	0	0	0	0	1.185.000
402	10	99	00	Otros productos y útiles diversos	462.564	0	0	0	0	462.564
403	**00**	**00**	**00**	**Servicios no personales**	**437.698**	**0**	**0**	**0**	**0**	**437.698**
403	18	00	00	Impuestos indirectos	437.698	0	0	0	0	437.698
403	18	01	00	Impuesto al valor agregado	437.698	0	0	0	0	437.698
404	**00**	**00**	**00**	**Activos reales**	**2.385.000**	**0**	**0**	**0**	**0**	**2.385.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	625.000	0	0	0	0	625.000
404	05	01	00	Equipos de telecomunicaciones	625.000	0	0	0	0	625.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.760.000	0	0	0	0	1.760.000
404	09	02	00	Equipos de computación	1.760.000	0	0	0	0	1.760.000
				Totales	**4.470.262**	**0**	**0**	**0**	**0**	**4.470.262**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129255 330048000 ADECUACION DE LA PLATAFORMA TECNOLÓGICA DE CONTROL DE ACCESO DE LA VICEPRESIDENCIA DE LA REPÚBLICA.

OBJETIVO DEL PROYECTO: REFORZAR EL SISTEMA TECNOLÓGICO DE SEGURIDAD INTEGRAL, PARA MINIMIZAR LOS NIVELES DE RIESGOS QUE CONTRIBUYAN A FORTALECER, DEFENDER Y GENERAR UN CLIMA DE SEGURIDAD Y CONTROL DE LAS ACTIVIDADES DE PERSONAS Y BIENES DE LA VICEPRESIDENCIA.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGURIDAD INTEGRAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 330048002 INSTALACIÓN Y PUESTA EN MARCHA DE LOS EQUIPOS DE SEGURIDAD QUE INTEGRAN EL SISTEMA TECNOLÓGICO DE CONTROL DE ACCESO DE LA VICEPRESIDENCIA DE LA REPÚBLICA.

UNIDAD DE MEDIDA: FASE **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA Y COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**365.120**	**0**	**0**	**0**	**0**	**365.120**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	326.000	0	0	0	0	326.000
403	10	99	00	Otros servicios profesionales y técnicos	326.000	0	0	0	0	326.000
403	18	00	00	Impuestos indirectos	39.120	0	0	0	0	39.120
403	18	01	00	Impuesto al valor agregado	39.120	0	0	0	0	39.120
				Totales	**365.120**	**0**	**0**	**0**	**0**	**365.120**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129255 330048000 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA DE CONTROL DE ACCESO DE LA VICEPRESIDENCIA DE LA REPÚBLICA.

OBJETIVO DEL PROYECTO: REFORZAR EL SISTEMA TECNOLÓGICO DE SEGURIDAD INTEGRAL, PARA MINIMIZAR LOS NIVELES DE RIESGOS QUE CONTRIBUYAN A FORTALECER, DEFENDER Y GENERAR UN CLIMA DE SEGURIDAD Y CONTROL DE LAS ACTIVIDADES DE PERSONAS Y BIENES DE LA VICEPRESIDENCIA.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGURIDAD INTEGRAL **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 330048003 MANTENIMIENTO PREVENTIVO Y CORRECTIVO DE LOS EQUIPOS DE SEGURIDAD QUE INTEGRAN EL SISTEMA TECNOLÓGICO DE CONTROL DE ACCESO DE LA VICEPRESIDENCIA DE LA REPÚBLICA.

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA Y COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**112.000**	**0**	**0**	**0**	**0**	**112.000**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	100.000	0	0	0	0	100.000
403	10	99	00	Otros servicios profesionales y técnicos	100.000	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	12.000	0	0	0	0	12.000
403	18	01	00	Impuesto al valor agregado	12.000	0	0	0	0	12.000
				Totales	**112.000**	**0**	**0**	**0**	**0**	**112.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129266 330049000 FOMENTAR EL EQUILIBRIO ARMÓNICO, JUSTO Y EQUITATIVO DE LA ADQUISICIÓN Y ACCESO DE BIENES Y SERVICIOS A TRAVÉS DE LAS OPERACIONES ESTRATÉGICAS Y/O ARTICULACIONES INSTITUCIONALES.

OBJETIVO DEL PROYECTO: DEFENDER AL PUEBLO VENEZOLANO CONTRA LAS PRÁCTICAS DE CONTRABANDO Y CUALQUIER OTRA DISTORSIÓN PROPIA DEL MODELO CAPITALISTA QUE AFECTE LOS BIENES O SERVICIOS

UNIDAD DE MEDIDA: ORGANIZACIÓN **META:** 51

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA VICEPRESIDENCIA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS - Bolívares - Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**14.991.805**	**0**	**0**	**0**	**0**	**14.991.805**
402	01	00	00	Productos alimenticios y agropecuarios	3.690.000	0	0	0	0	3.690.000
402	01	01	00	Alimentos y bebidas para personas	3.690.000	0	0	0	0	3.690.000
402	05	00	00	Productos de papel, cartón e impresos	4.790.868	0	0	0	0	4.790.868
402	05	03	00	Productos de papel y cartón para oficina	3.420.120	0	0	0	0	3.420.120
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.370.748	0	0	0	0	1.370.748
402	06	00	00	Productos químicos y derivados	375.051	0	0	0	0	375.051
402	06	03	00	Tintas, pinturas y colorantes	375.051	0	0	0	0	375.051
402	10	00	00	Productos varios y útiles diversos	6.135.886	0	0	0	0	6.135.886
402	10	02	00	Materiales y útiles de limpieza y aseo	1.125.249	0	0	0	0	1.125.249
402	10	03	00	Utensilios de cocina y comedor	625.720	0	0	0	0	625.720
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.725.720	0	0	0	0	2.725.720
402	10	99	00	Otros productos y útiles diversos	1.659.197	0	0	0	0	1.659.197
403	**00**	**00**	**00**	**Servicios no personales**	**4.729.829**	**0**	**0**	**0**	**0**	**4.729.829**
403	09	00	00	Viáticos y pasajes	2.194.150	0	0	0	0	2.194.150
403	09	01	00	Viáticos y pasajes dentro del país	2.194.150	0	0	0	0	2.194.150
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	643.751	0	0	0	0	643.751
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	115.420	0	0	0	0	115.420
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	528.331	0	0	0	0	528.331
403	18	00	00	Impuestos indirectos	1.891.928	0	0	0	0	1.891.928
403	18	01	00	Impuesto al valor agregado	1.891.928	0	0	0	0	1.891.928
404	**00**	**00**	**00**	**Activos reales**	**1.595.141**	**0**	**0**	**0**	**0**	**1.595.141**
404	05	00	00	Equipos de comunicaciones y de señalamiento	874.561	0	0	0	0	874.561
404	05	01	00	Equipos de telecomunicaciones	874.561	0	0	0	0	874.561
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	720.580	0	0	0	0	720.580
404	09	02	00	Equipos de computación	720.580	0	0	0	0	720.580
				Totales	**21.316.775**	**0**	**0**	**0**	**0**	**21.316.775**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129266 330049000 FOMENTAR EL EQUILIBRIO ARMÓNICO, JUSTO Y EQUITATIVO DE LA ADQUISICIÓN Y ACCESO DE BIENES Y SERVICIOS A TRAVÉS DE LAS OPERACIONES ESTRATÉGICAS Y/O ARTICULACIONES INSTITUCIONALES.

OBJETIVO DEL PROYECTO: DEFENDER AL PUEBLO VENEZOLANO CONTRA LAS PRÁCTICAS DE CONTRABANDO Y CUALQUIER OTRA DISTORSIÓN PROPIA DEL MODELO CAPITALISTA QUE AFECTE LOS BIENES O SERVICIOS

UNIDAD DE MEDIDA: ORGANIZACIÓN **META:** 51

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA VICEPRESIDENCIA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129266 330049000 FOMENTAR EL EQUILIBRIO ARMÓNICO, JUSTO Y EQUITATIVO DE LA ADQUISICIÓN Y ACCESO DE BIENES Y SERVICIOS A TRAVÉS DE LAS OPERACIONES ESTRATÉGICAS Y/O ARTICULACIONES INSTITUCIONALES.

OBJETIVO DEL PROYECTO: DEFENDER AL PUEBLO VENEZOLANO CONTRA LAS PRÁCTICAS DE CONTRABANDO Y CUALQUIER OTRA DISTORSIÓN PROPIA DEL MODELO CAPITALISTA QUE AFECTE LOS BIENES O SERVICIOS

UNIDAD DE MEDIDA: ORGANIZACIÓN **META:** 51

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA VICEPRESIDENCIA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 330049001 DETECCION DE IRREGULARIDADES EN CONTRABANDO Y ACAPARAMIENTO DE BIENES ALIMENTOS, COMBUSTIBLES (GASOLINA, GAS-OIL) Y LUBRICANTES, MATERIALES ESTRATÉGICOS Y OTROS PARA REDUCIR EL CONTRABANDO Y EL ACAPARAMIENTO DE ALIMENTOS, A TRAVÉS DE LÍNEAS DE ACCIÓN ESTRATÉGICAS DE MONITOREO, SEGUIMIENTO Y CONTROL.

UNIDAD DE MEDIDA: OPERATIVO **META:** 51

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DE LA COMISIÓN NACIONAL PARA LA LUCHA CONTRA CONTRABANDO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.325.501**	**0**	**0**	**0**	**0**	**8.325.501**
402	01	00	00	Productos alimenticios y agropecuarios	1.845.000	0	0	0	0	1.845.000
402	01	01	00	Alimentos y bebidas para personas	1.845.000	0	0	0	0	1.845.000
402	05	00	00	Productos de papel, cartón e impresos	2.395.434	0	0	0	0	2.395.434
402	05	03	00	Productos de papel y cartón para oficina	1.710.060	0	0	0	0	1.710.060
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	685.374	0	0	0	0	685.374
402	06	00	00	Productos químicos y derivados	187.525	0	0	0	0	187.525
402	06	03	00	Tintas, pinturas y colorantes	187.525	0	0	0	0	187.525
402	10	00	00	Productos varios y útiles diversos	3.897.542	0	0	0	0	3.897.542
402	10	02	00	Materiales y útiles de limpieza y aseo	562.625	0	0	0	0	562.625
402	10	03	00	Utensilios de cocina y comedor	312.860	0	0	0	0	312.860
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.362.860	0	0	0	0	1.362.860
402	10	99	00	Otros productos y útiles diversos	1.659.197	0	0	0	0	1.659.197
403	**00**	**00**	**00**	**Servicios no personales**	**2.364.915**	**0**	**0**	**0**	**0**	**2.364.915**
403	09	00	00	Viáticos y pasajes	1.097.076	0	0	0	0	1.097.076
403	09	01	00	Viáticos y pasajes dentro del país	1.097.076	0	0	0	0	1.097.076
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	321.875	0	0	0	0	321.875
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	57.710	0	0	0	0	57.710
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	264.165	0	0	0	0	264.165
403	18	00	00	Impuestos indirectos	945.964	0	0	0	0	945.964
403	18	01	00	Impuesto al valor agregado	945.964	0	0	0	0	945.964
404	**00**	**00**	**00**	**Activos reales**	**797.570**	**0**	**0**	**0**	**0**	**797.570**
404	05	00	00	Equipos de comunicaciones y de señalamiento	437.280	0	0	0	0	437.280
404	05	01	00	Equipos de telecomunicaciones	437.280	0	0	0	0	437.280

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129266 330049000 FOMENTAR EL EQUILIBRIO ARMÓNICO, JUSTO Y EQUITATIVO DE LA ADQUISICIÓN Y ACCESO DE BIENES Y SERVICIOS A TRAVÉS DE LAS OPERACIONES ESTRATÉGICAS Y/O ARTICULACIONES INSTITUCIONALES.

OBJETIVO DEL PROYECTO: DEFENDER AL PUEBLO VENEZOLANO CONTRA LAS PRÁCTICAS DE CONTRABANDO Y CUALQUIER OTRA DISTORSIÓN PROPIA DEL MODELO CAPITALISTA QUE AFECTE LOS BIENES O SERVICIOS

UNIDAD DE MEDIDA: ORGANIZACIÓN **META:** 51

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA VICEPRESIDENCIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330049001 DETECCIÓN DE IRREGULARIDADES EN CONTRABANDO Y ACAPARAMIENTO DE BIENES ALIMENTOS, COMBUSTIBLES (GASOLINA, GAS-OIL) Y LUBRICANTES, MATERIALES ESTRATÉGICOS Y OTROS PARA REDUCIR EL CONTRABANDO Y EL ACAPARAMIENTO DE ALIMENTOS, A TRAVÉS DE LÍNEAS DE ACCIÓN ESTRATÉGICAS DE MONITOREO, SEGUIMIENTO Y CONTROL.

UNIDAD DE MEDIDA: OPERATIVO **META:** 51

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DE LA COMISIÓN NACIONAL PARA LA LUCHA CONTRA CONTRABANDO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	360.290	0	0	0	0	360.290
404	09	02	00	Equipos de computación	360.290	0	0	0	0	360.290
				Totales	**11.487.986**	**0**	**0**	**0**	**0**	**11.487.986**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129266 330049000 FOMENTAR EL EQUILIBRIO ARMÓNICO, JUSTO Y EQUITATIVO DE LA ADQUISICIÓN Y ACCESO DE BIENES Y SERVICIOS A TRAVÉS DE LAS OPERACIONES ESTRATÉGICAS Y/O ARTICULACIONES INSTITUCIONALES.

OBJETIVO DEL PROYECTO: DEFENDER AL PUEBLO VENEZOLANO CONTRA LAS PRÁCTICAS DE CONTRABANDO Y CUALQUIER OTRA DISTORSIÓN PROPIA DEL MODELO CAPITALISTA QUE AFECTE LOS BIENES O SERVICIOS

UNIDAD DE MEDIDA: ORGANIZACIÓN **META:** 51

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA VICEPRESIDENCIA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 330049002 IMPULSAR Y ESTABLECER MECANISMOS QUE PERMITAN LA ORIENTACIÓN ESTRATÉGICA A SEGUIR CON LA PARTICIPACIÓN DE TODOS LOS ORGANISMOS GUBERNAMENTALES Y PODER POPULAR, LO QUE PERMITIRÁ NEUTRALIZAR LOS INTENTOS DE DESESTABILIZACIÓN QUE PERSIGUE LA GUERRA ECONÓMICA, A LA CUAL ES SOMETIDA LA NACIÓN.

UNIDAD DE MEDIDA: ORGANIZACIÓN **META:** 48

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DE LA COMISIÓN NACIONAL PARA LA LUCHA CONTRA EL CONTRABANDO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.333.152**	**0**	**0**	**0**	**0**	**3.333.152**
402	01	00	00	Productos alimenticios y agropecuarios	922.500	0	0	0	0	922.500
402	01	01	00	Alimentos y bebidas para personas	922.500	0	0	0	0	922.500
402	05	00	00	Productos de papel, cartón e impresos	1.197.717	0	0	0	0	1.197.717
402	05	03	00	Productos de papel y cartón para oficina	855.030	0	0	0	0	855.030
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	342.687	0	0	0	0	342.687
402	06	00	00	Productos químicos y derivados	93.763	0	0	0	0	93.763
402	06	03	00	Tintas, pinturas y colorantes	93.763	0	0	0	0	93.763
402	10	00	00	Productos varios y útiles diversos	1.119.172	0	0	0	0	1.119.172
402	10	02	00	Materiales y útiles de limpieza y aseo	281.312	0	0	0	0	281.312
402	10	03	00	Utensilios de cocina y comedor	156.430	0	0	0	0	156.430
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	681.430	0	0	0	0	681.430
403	**00**	**00**	**00**	**Servicios no personales**	**1.182.457**	**0**	**0**	**0**	**0**	**1.182.457**
403	09	00	00	Viáticos y pasajes	548.537	0	0	0	0	548.537
403	09	01	00	Viáticos y pasajes dentro del país	548.537	0	0	0	0	548.537
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	160.938	0	0	0	0	160.938
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	28.855	0	0	0	0	28.855
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	132.083	0	0	0	0	132.083
403	18	00	00	Impuestos indirectos	472.982	0	0	0	0	472.982
403	18	01	00	Impuesto al valor agregado	472.982	0	0	0	0	472.982
404	**00**	**00**	**00**	**Activos reales**	**398.786**	**0**	**0**	**0**	**0**	**398.786**
404	05	00	00	Equipos de comunicaciones y de señalamiento	218.641	0	0	0	0	218.641
404	05	01	00	Equipos de telecomunicaciones	218.641	0	0	0	0	218.641
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	180.145	0	0	0	0	180.145

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129266 330049000 FOMENTAR EL EQUILIBRIO ARMÓNICO, JUSTO Y EQUITATIVO DE LA ADQUISICIÓN Y ACCESO DE BIENES Y SERVICIOS A TRAVÉS DE LAS OPERACIONES ESTRATÉGICAS Y/O ARTICULACIONES INSTITUCIONALES.

OBJETIVO DEL PROYECTO: DEFENDER AL PUEBLO VENEZOLANO CONTRA LAS PRÁCTICAS DE CONTRABANDO Y CUALQUIER OTRA DISTORSIÓN PROPIA DEL MODELO CAPITALISTA QUE AFECTE LOS BIENES O SERVICIOS

UNIDAD DE MEDIDA: ORGANIZACIÓN **META:** 51

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA VICEPRESIDENCIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330049002 IMPULSAR Y ESTABLECER MECANISMOS QUE PERMITAN LA ORIENTACIÓN ESTRATÉGICA A SEGUIR CON LA PARTICIPACIÓN DE TODOS LOS ORGANISMOS GUBERNAMENTALES Y PODER POPULAR, LO QUE PERMITIRÁ NEUTRALIZAR LOS INTENTOS DE DESESTABILIZACIÓN QUE PERSIGUE LA GUERRA ECONÓMICA, A LA CUAL ES SOMETIDA LA NACIÓN.

UNIDAD DE MEDIDA: ORGANIZACIÓN **META:** 48

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DE LA COMISIÓN NACIONAL PARA LA LUCHA CONTRA EL CONTRABANDO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	02	00	Equipos de computación	180.145	0	0	0	0	180.145
				Totales	**4.914.395**	**0**	**0**	**0**	**0**	**4.914.395**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129266 330049000 FOMENTAR EL EQUILIBRIO ARMÓNICO, JUSTO Y EQUITATIVO DE LA ADQUISICIÓN Y ACCESO DE BIENES Y SERVICIOS A TRAVÉS DE LAS OPERACIONES ESTRATÉGICAS Y/O ARTICULACIONES INSTITUCIONALES.

OBJETIVO DEL PROYECTO: DEFENDER AL PUEBLO VENEZOLANO CONTRA LAS PRÁCTICAS DE CONTRABANDO Y CUALQUIER OTRA DISTORSIÓN PROPIA DEL MODELO CAPITALISTA QUE AFECTE LOS BIENES O SERVICIOS

UNIDAD DE MEDIDA: ORGANIZACIÓN **META:** 51

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA VICEPRESIDENCIA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 330049003 COORDINAR E IMPARTIR ACCIONES ESTRATÉGICAS REFERIDAS A LAS POLÍTICAS DE ESTADO, EN MATERIA DE SEGURIDAD Y ECONOMÍA, GARANTIZANDO LA VINCULACIÓN Y/O ARTICULACIÓN OPORTUNA Y EFECTIVA PARA EL SEGUIMIENTO Y CONTROL DE EVENTOS DESESTABILIZADORES.

UNIDAD DE MEDIDA: REUNIÓN **META:** 54

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DE LA COMISIÓN NACIONAL PARA LA LUCHA CONTRA EL CONTRABANDO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.333.152**	**0**	**0**	**0**	**0**	**3.333.152**
402	01	00	00	Productos alimenticios y agropecuarios	922.500	0	0	0	0	922.500
402	01	01	00	Alimentos y bebidas para personas	922.500	0	0	0	0	922.500
402	05	00	00	Productos de papel, cartón e impresos	1.197.717	0	0	0	0	1.197.717
402	05	03	00	Productos de papel y cartón para oficina	855.030	0	0	0	0	855.030
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	342.687	0	0	0	0	342.687
402	06	00	00	Productos químicos y derivados	93.763	0	0	0	0	93.763
402	06	03	00	Tintas, pinturas y colorantes	93.763	0	0	0	0	93.763
402	10	00	00	Productos varios y útiles diversos	1.119.172	0	0	0	0	1.119.172
402	10	02	00	Materiales y útiles de limpieza y aseo	281.312	0	0	0	0	281.312
402	10	03	00	Utensilios de cocina y comedor	156.430	0	0	0	0	156.430
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	681.430	0	0	0	0	681.430
403	**00**	**00**	**00**	**Servicios no personales**	**1.182.457**	**0**	**0**	**0**	**0**	**1.182.457**
403	09	00	00	Viáticos y pasajes	548.537	0	0	0	0	548.537
403	09	01	00	Viáticos y pasajes dentro del país	548.537	0	0	0	0	548.537
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	160.938	0	0	0	0	160.938
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	28.855	0	0	0	0	28.855
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	132.083	0	0	0	0	132.083
403	18	00	00	Impuestos indirectos	472.982	0	0	0	0	472.982
403	18	01	00	Impuesto al valor agregado	472.982	0	0	0	0	472.982
404	**00**	**00**	**00**	**Activos reales**	**398.785**	**0**	**0**	**0**	**0**	**398.785**
404	05	00	00	Equipos de comunicaciones y de señalamiento	218.640	0	0	0	0	218.640
404	05	01	00	Equipos de telecomunicaciones	218.640	0	0	0	0	218.640
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	180.145	0	0	0	0	180.145

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129266 330049000 FOMENTAR EL EQUILIBRIO ARMÓNICO, JUSTO Y EQUITATIVO DE LA ADQUISICIÓN Y ACCESO DE BIENES Y SERVICIOS A TRAVÉS DE LAS OPERACIONES ESTRATÉGICAS Y/O ARTICULACIONES INSTITUCIONALES.

OBJETIVO DEL PROYECTO: DEFENDER AL PUEBLO VENEZOLANO CONTRA LAS PRÁCTICAS DE CONTRABANDO Y CUALQUIER OTRA DISTORSIÓN PROPIA DEL MODELO CAPITALISTA QUE AFECTE LOS BIENES O SERVICIOS

UNIDAD DE MEDIDA: ORGANIZACIÓN **META:** 51

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA VICEPRESIDENCIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330049003 COORDINAR E IMPARTIR ACCIONES ESTRATÉGICAS REFERIDAS A LAS POLÍTICAS DE ESTADO, EN MATERIA DE SEGURIDAD Y ECONOMÍA, GARANTIZANDO LA VINCULACIÓN Y/O ARTICULACIÓN OPORTUNA Y EFECTIVA PARA EL SEGUIMIENTO Y CONTROL DE EVENTOS DESESTABILIZADORES.

UNIDAD DE MEDIDA: REUNIÓN **META:** 54

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DE LA COMISIÓN NACIONAL PARA LA LUCHA CONTRA EL CONTRABANDO

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	02	00	Equipos de computación	180.145	0	0	0	0	180.145
				Totales	**4.914.394**	**0**	**0**	**0**	**0**	**4.914.394**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129274 330050000 DESARROLLO DE POLÍTICAS PÚBLICAS DIRIGIDAS A LA PROTECCIÓN Y RESGUARDO DE LOS DERECHOS HUMANOS DE LOS HABITANTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE FORMULACIÓN, ARTICULACIÓN E IMPULSO DE POLÍTICAS PÚBLICAS EN MATERIA DE DERECHOS HUMANOS.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA

META: 73

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO NACIONAL DE DERECHOS HUMANOS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACION	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.759.906**	0	0	0	0	**5.759.906**
402	01	00	00	Productos alimenticios y agropecuarios	82.984	0	0	0	0	82.984
402	01	01	00	Alimentos y bebidas para personas	82.984	0	0	0	0	82.984
402	03	00	00	Textiles y vestuarios	1.059.124	0	0	0	0	1.059.124
402	03	01	00	Textiles	227.524	0	0	0	0	227.524
402	03	02	00	Prendas de vestir	831.600	0	0	0	0	831.600
402	05	00	00	Productos de papel, cartón e impresos	725.533	0	0	0	0	725.533
402	05	01	00	Pulpa de madera, papel y cartón	76.341	0	0	0	0	76.341
402	05	02	00	Envases y cajas de papel y cartón	10.032	0	0	0	0	10.032
402	05	03	00	Productos de papel y cartón para oficina	562.072	0	0	0	0	562.072
402	05	04	00	Libros, revistas y periódicos	77.088	0	0	0	0	77.088
402	06	00	00	Productos químicos y derivados	118.509	0	0	0	0	118.509
402	06	04	00	Productos farmacéuticos y medicamentos	5.437	0	0	0	0	5.437
402	06	05	00	Productos de tocador	18.480	0	0	0	0	18.480
402	06	08	00	Productos plásticos	94.592	0	0	0	0	94.592
402	10	00	00	Productos varios y útiles diversos	3.553.756	0	0	0	0	3.553.756
402	10	03	00	Utensilios de cocina y comedor	16.877	0	0	0	0	16.877
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	395.040	0	0	0	0	395.040
402	10	08	00	Materiales para equipos de computación	546.480	0	0	0	0	546.480
402	10	11	00	Materiales eléctricos	63.210	0	0	0	0	63.210
402	10	99	00	Otros productos y útiles diversos	2.532.149	0	0	0	0	2.532.149
402	99	00	00	Otros materiales y suministros	220.000	0	0	0	0	220.000
402	99	01	00	Otros materiales y suministros	220.000	0	0	0	0	220.000
403	**00**	**00**	**00**	**Servicios no personales**	**23.377.479**	0	0	0	0	**23.377.479**
403	01	00	00	Alquileres de inmuebles	105.600	0	0	0	0	105.600
403	01	01	00	Alquileres de edificios y locales	105.600	0	0	0	0	105.600
403	02	00	00	Alquileres de maquinaria y equipos	114.400	0	0	0	0	114.400
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	114.400	0	0	0	0	114.400
403	04	00	00	Servicios básicos	18.374	0	0	0	0	18.374

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129274 330050000 DESARROLLO DE POLÍTICAS PÚBLICAS DIRIGIDAS A LA PROTECCIÓN Y RESGUARDO DE LOS DERECHOS HUMANOS DE LOS HABITANTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE FORMULACIÓN, ARTICULACIÓN E IMPULSO DE POLÍTICAS PÚBLICAS EN MATERIA DE DERECHOS HUMANOS.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 73

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO NACIONAL DE DERECHOS HUMANOS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	05	00	Servicio de comunicaciones	18.374	0	0	0	0	18.374
403	06	00	00	Servicios de transporte y almacenaje	189.816	0	0	0	0	189.816
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	189.816	0	0	0	0	189.816
403	07	00	00	Servicios de información, impresión y relaciones públicas	9.472.401	0	0	0	0	9.472.401
403	07	01	00	Publicidad y propaganda	2.629.081	0	0	0	0	2.629.081
403	07	02	00	Imprenta y reproducción	4.243.800	0	0	0	0	4.243.800
403	07	03	00	Relaciones sociales	1.557.600	0	0	0	0	1.557.600
403	07	04	00	Avisos	1.041.920	0	0	0	0	1.041.920
403	09	00	00	Viáticos y pasajes	3.769.688	0	0	0	0	3.769.688
403	09	01	00	Viáticos y pasajes dentro del país	955.152	0	0	0	0	955.152
403	09	02	00	Viáticos y pasajes fuera del país	2.814.536	0	0	0	0	2.814.536
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	915.200	0	0	0	0	915.200
403	10	99	00	Otros servicios profesionales y técnicos	915.200	0	0	0	0	915.200
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	668.800	0	0	0	0	668.800
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	105.600	0	0	0	0	105.600
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	563.200	0	0	0	0	563.200
403	12	00	00	Conservación y reparaciones menores de obras	4.400.000	0	0	0	0	4.400.000
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	4.400.000	0	0	0	0	4.400.000
403	18	00	00	Impuestos indirectos	3.600.000	0	0	0	0	3.600.000
403	18	01	00	Impuesto al valor agregado	3.600.000	0	0	0	0	3.600.000
403	99	00	00	Otros servicios no personales	123.200	0	0	0	0	123.200
403	99	01	00	Otros servicios no personales	123.200	0	0	0	0	123.200
404	**00**	**00**	**00**	**Activos reales**	**3.394.764**	0	0	0	0	**3.394.764**
404	05	00	00	Equipos de comunicaciones y de señalamiento	363.759	0	0	0	0	363.759
404	05	01	00	Equipos de telecomunicaciones	363.759	0	0	0	0	363.759
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.776.001	0	0	0	0	2.776.001
404	09	01	00	Mobiliario y equipos de oficina	1.277.929	0	0	0	0	1.277.929
404	09	02	00	Equipos de computación	1.415.132	0	0	0	0	1.415.132
404	09	03	00	Mobiliario y equipos de alojamiento	82.940	0	0	0	0	82.940

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129274 330050000 DESARROLLO DE POLÍTICAS PÚBLICAS DIRIGIDAS A LA PROTECCION Y RESGUARDO DE LOS DERECHOS HUMANOS DE LOS HABITANTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE FORMULACIÓN, ARTICULACIÓN E IMPULSO DE POLÍTICAS PÚBLICAS EN MATERIA DE DERECHOS HUMANOS.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA

META: 73

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO NACIONAL DE DERECHOS HUMANOS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	99	00	00	Otros activos reales	255.004	0	0	0	0	255.004
404	99	01	00	Otros activos reales	255.004	0	0	0	0	255.004
				Totales	**32.532.149**	**0**	**0**	**0**	**0**	**32.532.149**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129274 330050000 DESARROLLO DE POLÍTICAS PÚBLICAS DIRIGIDAS A LA PROTECCIÓN Y RESGUARDO DE LOS DERECHOS HUMANOS DE LOS HABITANTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE FORMULACIÓN, ARTICULACIÓN E IMPULSO DE POLÍTICAS PÚBLICAS EN MATERIA DE DERECHOS HUMANOS.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA

META: 73

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO NACIONAL DE DERECHOS HUMANOS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129274 330050000 DESARROLLO DE POLÍTICAS PÚBLICAS DIRIGIDAS A LA PROTECCIÓN Y RESGUARDO DE LOS DERECHOS HUMANOS DE LOS HABITANTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE FORMULACIÓN, ARTICULACIÓN E IMPULSO DE POLÍTICAS PÚBLICAS EN MATERIA DE DERECHOS HUMANOS.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 73

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO NACIONAL DE DERECHOS HUMANOS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 330050001 CONSOLIDAR MECANISMOS DE MONITOREO EN MATERIA DE DERECHOS HUMANOS EN EL DISEÑO, PLANIFICACIÓN, EJECUCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS DESARROLLADAS POR LAS DIVERSAS INSTANCIAS DEL ESTADO.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 73

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO NACIONAL DE DERECHOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**996.705**	**0**	**0**	**0**	**0**	**996.705**
402	01	00	00	Productos alimenticios y agropecuarios	55.000	0	0	0	0	55.000
402	01	01	00	Alimentos y bebidas para personas	55.000	0	0	0	0	55.000
402	05	00	00	Productos de papel, cartón e impresos	286.819	0	0	0	0	286.819
402	05	01	00	Pulpa de madera, papel y cartón	21.736	0	0	0	0	21.736
402	05	02	00	Envases y cajas de papel y cartón	5.016	0	0	0	0	5.016
402	05	03	00	Productos de papel y cartón para oficina	260.067	0	0	0	0	260.067
402	06	00	00	Productos químicos y derivados	44.262	0	0	0	0	44.262
402	06	04	00	Productos farmacéuticos y medicamentos	2.497	0	0	0	0	2.497
402	06	05	00	Productos de tocador	6.160	0	0	0	0	6.160
402	06	08	00	Productos plásticos	35.605	0	0	0	0	35.605
402	10	00	00	Productos varios y útiles diversos	540.224	0	0	0	0	540.224
402	10	03	00	Utensilios de cocina y comedor	3.431	0	0	0	0	3.431
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	197.553	0	0	0	0	197.553
402	10	08	00	Materiales para equipos de computación	318.120	0	0	0	0	318.120
402	10	11	00	Materiales eléctricos	21.120	0	0	0	0	21.120
402	99	00	00	Otros materiales y suministros	70.400	0	0	0	0	70.400
402	99	01	00	Otros materiales y suministros	70.400	0	0	0	0	70.400
403	**00**	**00**	**00**	**Servicios no personales**	**2.289.914**	**0**	**0**	**0**	**0**	**2.289.914**
403	06	00	00	Servicios de transporte y almacenaje	7.128	0	0	0	0	7.128
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	7.128	0	0	0	0	7.128
403	07	00	00	Servicios de información, impresión y relaciones públicas	865.040	0	0	0	0	865.040
403	07	02	00	Imprenta y reproducción	271.040	0	0	0	0	271.040
403	07	03	00	Relaciones sociales	594.000	0	0	0	0	594.000
403	09	00	00	Viáticos y pasajes	523.512	0	0	0	0	523.512

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129274 330050000 DESARROLLO DE POLÍTICAS PÚBLICAS DIRIGIDAS A LA PROTECCIÓN Y RESGUARDO DE LOS DERECHOS HUMANOS DE LOS HABITANTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE FORMULACIÓN, ARTICULACIÓN E IMPULSO DE POLÍTICAS PÚBLICAS EN MATERIA DE DERECHOS HUMANOS.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 73

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO NACIONAL DE DERECHOS HUMANOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330050001 CONSOLIDAR MECANISMOS DE MONITOREO EN MATERIA DE DERECHOS HUMANOS EN EL DISEÑO, PLANIFICACIÓN, EJECUCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS DESARROLLADAS POR LAS DIVERSAS INSTANCIAS DEL ESTADO.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 73

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO NACIONAL DE DERECHOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	523.512	0	0	0	0	523.512
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	369.600	0	0	0	0	369.600
403	10	99	00	Otros servicios profesionales y técnicos	369.600	0	0	0	0	369.600
403	18	00	00	Impuestos indirectos	524.634	0	0	0	0	524.634
403	18	01	00	Impuesto al valor agregado	524.634	0	0	0	0	524.634
404	**00**	**00**	**00**	**Activos reales**	**1.085.334**	**0**	**0**	**0**	**0**	**1.085.334**
404	05	00	00	Equipos de comunicaciones y de señalamiento	63.483	0	0	0	0	63.483
404	05	01	00	Equipos de telecomunicaciones	63.483	0	0	0	0	63.483
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	854.512	0	0	0	0	854.512
404	09	01	00	Mobiliario y equipos de oficina	498.935	0	0	0	0	498.935
404	09	02	00	Equipos de computación	278.577	0	0	0	0	278.577
404	09	03	00	Mobiliario y equipos de alojamiento	77.000	0	0	0	0	77.000
404	99	00	00	Otros activos reales	167.339	0	0	0	0	167.339
404	99	01	00	Otros activos reales	167.339	0	0	0	0	167.339
				Totales	**4.371.953**	0	0	0	0	**4.371.953**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129274 330050000 DESARROLLO DE POLÍTICAS PÚBLICAS DIRIGIDAS A LA PROTECCIÓN Y RESGUARDO DE LOS DERECHOS HUMANOS DE LOS HABITANTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE FORMULACIÓN, ARTICULACIÓN E IMPULSO DE POLÍTICAS PÚBLICAS EN MATERIA DE DERECHOS HUMANOS.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 73

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO NACIONAL DE DERECHOS HUMANOS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 330050002 ATENDER INTEGRALMENTE A LAS VÍCTIMAS DE CASOS Y/O DENUNCIAS DE VIOLACIÓN EN MATERIA DE DERECHOS HUMANOS COORDINADO JUNTO A ÓRGANOS Y ENTES DEL ESTADO COMPETENTES EN LA MATERIA CON EL PUEBLO ORGANIZADO, AUSPICIANDO ENCUENTROS, PARTICIPACIÓN, FORMACIÓN, ACOMPAÑAMIENTO PERMANENTE E INICIATIVAS.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 300

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO NACIONAL DE DERECHOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**461.314**	**0**	**0**	**0**	**0**	**461.314**
402	01	00	00	Productos alimenticios y agropecuarios	5.280	0	0	0	0	5.280
402	01	01	00	Alimentos y bebidas para personas	5.280	0	0	0	0	5.280
402	05	00	00	Productos de papel, cartón e impresos	185.731	0	0	0	0	185.731
402	05	01	00	Pulpa de madera, papel y cartón	10.921	0	0	0	0	10.921
402	05	02	00	Envases y cajas de papel y cartón	2.508	0	0	0	0	2.508
402	05	03	00	Productos de papel y cartón para oficina	172.302	0	0	0	0	172.302
402	06	00	00	Productos químicos y derivados	27.573	0	0	0	0	27.573
402	06	04	00	Productos farmacéuticos y medicamentos	865	0	0	0	0	865
402	06	05	00	Productos de tocador	3.696	0	0	0	0	3.696
402	06	08	00	Productos plásticos	23.012	0	0	0	0	23.012
402	10	00	00	Productos varios y útiles diversos	163.530	0	0	0	0	163.530
402	10	03	00	Utensilios de cocina y comedor	3.344	0	0	0	0	3.344
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	73.304	0	0	0	0	73.304
402	10	08	00	Materiales para equipos de computación	71.192	0	0	0	0	71.192
402	10	11	00	Materiales eléctricos	15.690	0	0	0	0	15.690
402	99	00	00	Otros materiales y suministros	79.200	0	0	0	0	79.200
402	99	01	00	Otros materiales y suministros	79.200	0	0	0	0	79.200
403	**00**	**00**	**00**	**Servicios no personales**	**1.268.738**	**0**	**0**	**0**	**0**	**1.268.738**
403	04	00	00	Servicios básicos	7.814	0	0	0	0	7.814
403	04	05	00	Servicio de comunicaciones	7.814	0	0	0	0	7.814
403	06	00	00	Servicios de transporte y almacenaje	5.280	0	0	0	0	5.280
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	5.280	0	0	0	0	5.280
403	07	00	00	Servicios de información, impresión y relaciones públicas	39.600	0	0	0	0	39.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129274 330050000 DESARROLLO DE POLÍTICAS PÚBLICAS DIRIGIDAS A LA PROTECCIÓN Y RESGUARDO DE LOS DERECHOS HUMANOS DE LOS HABITANTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE FORMULACIÓN, ARTICULACIÓN E IMPULSO DE POLÍTICAS PÚBLICAS EN MATERIA DE DERECHOS HUMANOS.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 73

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO NACIONAL DE DERECHOS HUMANOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330050002 ATENDER INTEGRALMENTE A LAS VÍCTIMAS DE CASOS Y/O DENUNCIAS DE VIOLACIÓN EN MATERIA DE DERECHOS HUMANOS COORDINADO JUNTO A ÓRGANOS Y ENTES DEL ESTADO COMPETENTES EN LA MATERIA CON EL PUEBLO ORGANIZADO, AUSPICIANDO ENCUENTROS, PARTICIPACIÓN, FORMACIÓN, ACOMPAÑAMIENTO PERMANENTE E INICIATIVAS.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 300

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO NACIONAL DE DERECHOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	03	00	Relaciones sociales	39.600	0	0	0	0	39.600
403	09	00	00	Viáticos y pasajes	431.640	0	0	0	0	431.640
403	09	01	00	Viáticos y pasajes dentro del país	431.640	0	0	0	0	431.640
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	149.600	0	0	0	0	149.600
403	10	99	00	Otros servicios profesionales y técnicos	149.600	0	0	0	0	149.600
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	334.400	0	0	0	0	334.400
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	52.800	0	0	0	0	52.800
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	281.600	0	0	0	0	281.600
403	18	00	00	Impuestos indirectos	300.404	0	0	0	0	300.404
403	18	01	00	Impuesto al valor agregado	300.404	0	0	0	0	300.404
404	**00**	**00**	**00**	**Activos reales**	**773.316**	**0**	**0**	**0**	**0**	**773.316**
404	05	00	00	Equipos de comunicaciones y de señalamiento	51.097	0	0	0	0	51.097
404	05	01	00	Equipos de telecomunicaciones	51.097	0	0	0	0	51.097
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	669.965	0	0	0	0	669.965
404	09	01	00	Mobiliario y equipos de oficina	380.596	0	0	0	0	380.596
404	09	02	00	Equipos de computación	283.429	0	0	0	0	283.429
404	09	03	00	Mobiliario y equipos de alojamiento	5.940	0	0	0	0	5.940
404	99	00	00	Otros activos reales	52.254	0	0	0	0	52.254
404	99	01	00	Otros activos reales	52.254	0	0	0	0	52.254
				Totales	**2.503.368**	**0**	**0**	**0**	**0**	**2.503.368**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129274 330050000 DESARROLLO DE POLÍTICAS PÚBLICAS DIRIGIDAS A LA PROTECCIÓN Y RESGUARDO DE LOS DERECHOS HUMANOS DE LOS HABITANTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE FORMULACIÓN, ARTICULACIÓN E IMPULSO DE POLÍTICAS PÚBLICAS EN MATERIA DE DERECHOS HUMANOS.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 73

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO NACIONAL DE DERECHOS HUMANOS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 330050003 CONTRIBUIR AL EMPODERAMIENTO Y DIRECCIONALIDAD DE PLANES Y LÍNEAS ESTRATÉGICAS EN MATERIA DE DERECHOS HUMANOS QUE POSICIONEN Y VISIBILICEN A LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN EL ÁMBITO INTERNACIONAL.

UNIDAD DE MEDIDA: LINEAMIENTO **META:** 33

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO NACIONAL DE DERECHOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**342.043**	**0**	**0**	**0**	**0**	**342.043**
402	01	00	00	Productos alimenticios y agropecuarios	1.584	0	0	0	0	1.584
402	01	01	00	Alimentos y bebidas para personas	1.584	0	0	0	0	1.584
402	05	00	00	Productos de papel, cartón e impresos	77.978	0	0	0	0	77.978
402	05	01	00	Pulpa de madera, papel y cartón	21.842	0	0	0	0	21.842
402	05	02	00	Envases y cajas de papel y cartón	2.508	0	0	0	0	2.508
402	05	03	00	Productos de papel y cartón para oficina	53.628	0	0	0	0	53.628
402	06	00	00	Productos químicos y derivados	24.454	0	0	0	0	24.454
402	06	04	00	Productos farmacéuticos y medicamentos	1.138	0	0	0	0	1.138
402	06	05	00	Productos de tocador	3.696	0	0	0	0	3.696
402	06	08	00	Productos plásticos	19.620	0	0	0	0	19.620
402	10	00	00	Productos varios y útiles diversos	167.627	0	0	0	0	167.627
402	10	03	00	Utensilios de cocina y comedor	5.051	0	0	0	0	5.051
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	42.280	0	0	0	0	42.280
402	10	08	00	Materiales para equipos de computación	104.456	0	0	0	0	104.456
402	10	11	00	Materiales eléctricos	15.840	0	0	0	0	15.840
402	99	00	00	Otros materiales y suministros	70.400	0	0	0	0	70.400
402	99	01	00	Otros materiales y suministros	70.400	0	0	0	0	70.400
403	**00**	**00**	**00**	**Servicios no personales**	**4.098.473**	**0**	**0**	**0**	**0**	**4.098.473**
403	06	00	00	Servicios de transporte y almacenaje	177.408	0	0	0	0	177.408
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	177.408	0	0	0	0	177.408
403	09	00	00	Viáticos y pasajes	2.814.536	0	0	0	0	2.814.536
403	09	02	00	Viáticos y pasajes fuera del país	2.814.536	0	0	0	0	2.814.536
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	132.000	0	0	0	0	132.000
403	10	99	00	Otros servicios profesionales y técnicos	132.000	0	0	0	0	132.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129274 330050000 DESARROLLO DE POLÍTICAS PÚBLICAS DIRIGIDAS A LA PROTECCIÓN Y RESGUARDO DE LOS DERECHOS HUMANOS DE LOS HABITANTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE FORMULACIÓN, ARTICULACIÓN E IMPULSO DE POLÍTICAS PÚBLICAS EN MATERIA DE DERECHOS HUMANOS.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 73

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO NACIONAL DE DERECHOS HUMANOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330050003 CONTRIBUIR AL EMPODERAMIENTO Y DIRECCIONALIDAD DE PLANES Y LÍNEAS ESTRATÉGICAS EN MATERIA DE DERECHOS HUMANOS QUE POSICIONEN Y VISIBILICEN A LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN EL ÁMBITO INTERNACIONAL.

UNIDAD DE MEDIDA: LINEAMIENTO **META:** 33

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO NACIONAL DE DERECHOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	334.400	0	0	0	0	334.400
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	52.800	0	0	0	0	52.800
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	281.600	0	0	0	0	281.600
403	18	00	00	Impuestos indirectos	640.129	0	0	0	0	640.129
403	18	01	00	Impuesto al valor agregado	640.129	0	0	0	0	640.129
404	**00**	**00**	**00**	**Activos reales**	**893.891**	**0**	**0**	**0**	**0**	**893.891**
404	05	00	00	Equipos de comunicaciones y de señalamiento	61.666	0	0	0	0	61.666
404	05	01	00	Equipos de telecomunicaciones	61.666	0	0	0	0	61.666
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	832.225	0	0	0	0	832.225
404	09	01	00	Mobiliario y equipos de oficina	398.398	0	0	0	0	398.398
404	09	02	00	Equipos de computación	433.827	0	0	0	0	433.827
				Totales	**5.334.407**	**0**	**0**	**0**	**0**	**5.334.407**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129274 330050000 DESARROLLO DE POLÍTICAS PÚBLICAS DIRIGIDAS A LA PROTECCIÓN Y RESGUARDO DE LOS DERECHOS HUMANOS DE LOS HABITANTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE FORMULACIÓN, ARTICULACIÓN E IMPULSO DE POLÍTICAS PÚBLICAS EN MATERIA DE DERECHOS HUMANOS.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 73

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO NACIONAL DE DERECHOS HUMANOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330050004 FOMENTAR EL DISEÑO, DESARROLLO E IMPLEMENTACIÓN DE ESTRATEGIAS PARA LA DIVULGACIÓN, MOVILIZACIÓN FORMACIÓN Y ACOMPAÑAMIENTO EN MATERIA DE DERECHOS HUMANOS, ORIENTADAS A POSICIONAR Y DAR COBERTURA A LAS ACCIONES DESPLEGADAS POR EL GOBIERNO BOLIVARIANO EN ESTA MATERIA.

UNIDAD DE MEDIDA: CAMPAÑA **META:** 181

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO NACIONAL DE DERECHOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.959.844**	**0**	**0**	**0**	**0**	**3.959.844**
402	01	00	00	Productos alimenticios y agropecuarios	21.120	0	0	0	0	21.120
402	01	01	00	Alimentos y bebidas para personas	21.120	0	0	0	0	21.120
402	03	00	00	Textiles y vestuarios	1.059.124	0	0	0	0	1.059.124
402	03	01	00	Textiles	227.524	0	0	0	0	227.524
402	03	02	00	Prendas de vestir	831.600	0	0	0	0	831.600
402	05	00	00	Productos de papel, cartón e impresos	175.005	0	0	0	0	175.005
402	05	01	00	Pulpa de madera, papel y cartón	21.842	0	0	0	0	21.842
402	05	03	00	Productos de papel y cartón para oficina	76.075	0	0	0	0	76.075
402	05	04	00	Libros, revistas y periódicos	77.088	0	0	0	0	77.088
402	06	00	00	Productos químicos y derivados	22.220	0	0	0	0	22.220
402	06	04	00	Productos farmacéuticos y medicamentos	937	0	0	0	0	937
402	06	05	00	Productos de tocador	4.928	0	0	0	0	4.928
402	06	08	00	Productos plásticos	16.355	0	0	0	0	16.355
402	10	00	00	Productos varios y útiles diversos	2.682.375	0	0	0	0	2.682.375
402	10	03	00	Utensilios de cocina y comedor	5.051	0	0	0	0	5.051
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	81.903	0	0	0	0	81.903
402	10	08	00	Materiales para equipos de computación	52.712	0	0	0	0	52.712
402	10	11	00	Materiales eléctricos	10.560	0	0	0	0	10.560
402	10	99	00	Otros productos y útiles diversos	2.532.149	0	0	0	0	2.532.149
403	**00**	**00**	**00**	**Servicios no personales**	**15.720.354**	**0**	**0**	**0**	**0**	**15.720.354**
403	01	00	00	Alquileres de inmuebles	105.600	0	0	0	0	105.600
403	01	01	00	Alquileres de edificios y locales	105.600	0	0	0	0	105.600
403	02	00	00	Alquileres de maquinaria y equipos	114.400	0	0	0	0	114.400
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	114.400	0	0	0	0	114.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129274 330050000 DESARROLLO DE POLÍTICAS PÚBLICAS DIRIGIDAS A LA PROTECCIÓN Y RESGUARDO DE LOS DERECHOS HUMANOS DE LOS HABITANTES DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE FORMULACIÓN, ARTICULACIÓN E IMPULSO DE POLÍTICAS PÚBLICAS EN MATERIA DE DERECHOS HUMANOS.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 73

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO NACIONAL DE DERECHOS HUMANOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330050004 FOMENTAR EL DISEÑO, DESARROLLO E IMPLEMENTACIÓN DE ESTRATEGIAS PARA LA DIVULGACIÓN, MOVILIZACIÓN, FORMACIÓN Y ACOMPAÑAMIENTO EN MATERIA DE DERECHOS HUMANOS, ORIENTADAS A POSICIONAR Y DAR COBERTURA A LAS ACCIONES DESPLEGADAS POR EL GOBIERNO BOLIVARIANO EN ESTA MATERIA.

UNIDAD DE MEDIDA: CAMPAÑA **META:** 181

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO NACIONAL DE DERECHOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	00	00	Servicios básicos	10.560	0	0	0	0	10.560
403	04	05	00	Servicio de comunicaciones	10.560	0	0	0	0	10.560
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.567.761	0	0	0	0	8.567.761
403	07	01	00	Publicidad y propaganda	2.629.081	0	0	0	0	2.629.081
403	07	02	00	Imprenta y reproducción	3.972.760	0	0	0	0	3.972.760
403	07	03	00	Relaciones sociales	924.000	0	0	0	0	924.000
403	07	04	00	Avisos	1.041.920	0	0	0	0	1.041.920
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	264.000	0	0	0	0	264.000
403	10	99	00	Otros servicios profesionales y técnicos	264.000	0	0	0	0	264.000
403	12	00	00	Conservación y reparaciones menores de obras	4.400.000	0	0	0	0	4.400.000
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	4.400.000	0	0	0	0	4.400.000
403	18	00	00	Impuestos indirectos	2.134.833	0	0	0	0	2.134.833
403	18	01	00	Impuesto al valor agregado	2.134.833	0	0	0	0	2.134.833
403	99	00	00	Otros servicios no personales	123.200	0	0	0	0	123.200
403	99	01	00	Otros servicios no personales	123.200	0	0	0	0	123.200
404	**00**	**00**	**00**	**Activos reales**	**642.223**	**0**	**0**	0	0	**642.223**
404	05	00	00	Equipos de comunicaciones y de señalamiento	187.513	0	0	0	0	187.513
404	05	01	00	Equipos de telecomunicaciones	187.513	0	0	0	0	187.513
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	419.299	0	0	0	0	419.299
404	09	02	00	Equipos de computación	419.299	0	0	0	0	419.299
404	99	00	00	Otros activos reales	35.411	0	0	0	0	35.411
404	99	01	00	Otros activos reales	35.411	0	0	0	0	35.411
				Totales	**20.322.421**	**0**	**0**	0	**0**	**20.322.421**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129157 330051000 IMPLEMENTACIÓN DE LOS MECANISMOS DE SEGUIMIENTO EN EL ACCESO A BIENES Y SERVICIOS EN DEFENSA DE LOS DERECHOS SOCIOECONÓMICOS DE LA CIUDADANÍA.

OBJETIVO DEL PROYECTO: VELAR POR EL CUMPLIMIENTO DE LA LEY ORGÁNICA DE PRECIOS JUSTOS Y NORMATIVA CONEXA, A TRAVÉS DE INSPECCIONES Y FISCALIZACIONES DE TODA ACTIVIDAD ECONÓMICA QUE SE DESARROLLE EN EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: FISCALIZACIÓN **META:** 71.766

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL PARA LA DEFENSA DE LOS DERECHOS SOCIOECONÓMICOS (SUNDDE) **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**33.220.270**	**0**	**0**	**0**	**0**	**33.220.270**
402	01	00	00	Productos alimenticios y agropecuarios	9.176.000	0	0	0	0	9.176.000
402	01	01	00	Alimentos y bebidas para personas	9.176.000	0	0	0	0	9.176.000
402	05	00	00	Productos de papel, cartón e impresos	3.879.814	0	0	0	0	3.879.814
402	05	01	00	Pulpa de madera, papel y cartón	1.541.600	0	0	0	0	1.541.600
402	05	03	00	Productos de papel y cartón para oficina	2.278.214	0	0	0	0	2.278.214
402	05	04	00	Libros, revistas y periódicos	60.000	0	0	0	0	60.000
402	06	00	00	Productos químicos y derivados	790.676	0	0	0	0	790.676
402	06	03	00	Tintas, pinturas y colorantes	6.384	0	0	0	0	6.384
402	06	06	00	Combustibles y lubricantes	140.000	0	0	0	0	140.000
402	06	08	00	Productos plásticos	581.292	0	0	0	0	581.292
402	06	99	00	Otros productos de la industria química y conexos	63.000	0	0	0	0	63.000
402	08	00	00	Productos metálicos	414.400	0	0	0	0	414.400
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	35.000	0	0	0	0	35.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	379.400	0	0	0	0	379.400
402	10	00	00	Productos varios y útiles diversos	18.959.380	0	0	0	0	18.959.380
402	10	02	00	Materiales y útiles de limpieza y aseo	11.800	0	0	0	0	11.800
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.854.380	0	0	0	0	3.854.380
402	10	08	00	Materiales para equipos de computación	14.917.600	0	0	0	0	14.917.600
402	10	99	00	Otros productos y útiles diversos	175.600	0	0	0	0	175.600
403	**00**	**00**	**00**	**Servicios no personales**	**41.368.269**	**0**	**0**	**0**	**0**	**41.368.269**
403	02	00	00	Alquileres de maquinaria y equipos	22.400.000	0	0	0	0	22.400.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	22.400.000	0	0	0	0	22.400.000
403	09	00	00	Viáticos y pasajes	12.097.785	0	0	0	0	12.097.785
403	09	01	00	Viáticos y pasajes dentro del país	12.097.785	0	0	0	0	12.097.785
403	18	00	00	Impuestos indirectos	6.870.484	0	0	0	0	6.870.484
403	18	01	00	Impuesto al valor agregado	6.870.484	0	0	0	0	6.870.484
404	**00**	**00**	**00**	**Activos reales**	**1.633.760**	**0**	**0**	**0**	**0**	**1.633.760**
404	04	00	00	Equipos de transporte, tracción y elevación	570.000	0	0	0	0	570.000
404	04	01	00	Vehículos automotores terrestres	570.000	0	0	0	0	570.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129157 330051000 IMPLEMENTACIÓN DE LOS MECANISMOS DE SEGUIMIENTO EN EL ACCESO A BIENES Y SERVICIOS EN DEFENSA DE LOS DERECHOS SOCIOECONÓMICOS DE LA CIUDADANÍA.

OBJETIVO DEL PROYECTO: VELAR POR EL CUMPLIMIENTO DE LA LEY ORGÁNICA DE PRECIOS JUSTOS Y NORMATIVA CONEXA, A TRAVÉS DE INSPECCIONES Y FISCALIZACIONES DE TODA ACTIVIDAD ECONÓMICA QUE SE DESARROLLE EN EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: FISCALIZACIÓN **META:** 71.766

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL PARA LA DEFENSA DE LOS DERECHOS SOCIOECONÓMICOS (SUNDDE) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	70.000	0	0	0	0	70.000
404	05	01	00	Equipos de telecomunicaciones	70.000	0	0	0	0	70.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	993.760	0	0	0	0	993.760
404	09	01	00	Mobiliario y equipos de oficina	10.000	0	0	0	0	10.000
404	09	02	00	Equipos de computación	403.760	0	0	0	0	403.760
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	580.000	0	0	0	0	580.000
				Totales	**76.222.299**	**0**	**0**	**0**	**0**	76.222.299

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129157 330051000 IMPLEMENTACIÓN DE LOS MECANISMOS DE SEGUIMIENTO EN EL ACCESO A BIENES Y SERVICIOS EN DEFENSA DE LOS DERECHOS SOCIOECONÓMICOS DE LA CIUDADANÍA.

OBJETIVO DEL PROYECTO: VELAR POR EL CUMPLIMIENTO DE LA LEY ORGÁNICA DE PRECIOS JUSTOS Y NORMATIVA CONEXA, A TRAVÉS DE INSPECCIONES Y FISCALIZACIONES DE TODA ACTIVIDAD ECONÓMICA QUE SE DESARROLLE EN EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: FISCALIZACIÓN **META:** 71.766

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL PARA LA DEFENSA DE LOS DERECHOS SOCIOECONÓMICOS (SUNDDE) **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129157 330051000 IMPLEMENTACIÓN DE LOS MECANISMOS DE SEGUIMIENTO EN EL ACCESO A BIENES Y SERVICIOS EN DEFENSA DE LOS DERECHOS SOCIOECONÓMICOS DE LA CIUDADANÍA.

OBJETIVO DEL PROYECTO: VELAR POR EL CUMPLIMIENTO DE LA LEY ORGÁNICA DE PRECIOS JUSTOS Y NORMATIVA CONEXA, A TRAVÉS DE INSPECCIONES Y FISCALIZACIONES DE TODA ACTIVIDAD ECONÓMICA QUE SE DESARROLLE EN EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: FISCALIZACIÓN **META:** 71.766

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL PARA LA DEFENSA DE LOS DERECHOS SOCIOECONÓMICOS (SUNDDE) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330051001 FISCALIZACIÓN DE EMPRESAS PRODUCTORAS, DISTRIBUIDORAS, IMPORTADORAS, PRESTADORAS DE SERVICIOS Y COMERCIOS PARA LA VERIFICACIÓN DEL CUMPLIMIENTO DE LA REGULACIÓN.

UNIDAD DE MEDIDA: FISCALIZACIÓN **META:** 71.766

RESPONSABLE/EJECUTOR: INTENDENCIA DE PROTECCIÓN DE LOS DERECHOS SOCIECONÓMICOS

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**29.862.365**	**0**	**0**	**0**	**0**	**29.862.365**
402	01	00	00	Productos alimenticios y agropecuarios	9.176.000	0	0	0	0	9.176.000
402	01	01	00	Alimentos y bebidas para personas	9.176.000	0	0	0	0	9.176.000
402	05	00	00	Productos de papel, cartón e impresos	1.886.755	0	0	0	0	1.886.755
402	05	01	00	Pulpa de madera, papel y cartón	361.970	0	0	0	0	361.970
402	05	03	00	Productos de papel y cartón para oficina	1.464.785	0	0	0	0	1.464.785
402	05	04	00	Libros, revistas y periódicos	60.000	0	0	0	0	60.000
402	06	00	00	Productos químicos y derivados	618.508	0	0	0	0	618.508
402	06	03	00	Tintas, pinturas y colorantes	2.968	0	0	0	0	2.968
402	06	06	00	Combustibles y lubricantes	84.000	0	0	0	0	84.000
402	06	08	00	Productos plásticos	489.540	0	0	0	0	489.540
402	06	99	00	Otros productos de la industria química y conexos	42.000	0	0	0	0	42.000
402	08	00	00	Productos metálicos	273.560	0	0	0	0	273.560
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	21.000	0	0	0	0	21.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	252.560	0	0	0	0	252.560
402	10	00	00	Productos varios y útiles diversos	17.907.542	0	0	0	0	17.907.542
402	10	02	00	Materiales y útiles de limpieza y aseo	8.300	0	0	0	0	8.300
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.571.842	0	0	0	0	3.571.842
402	10	08	00	Materiales para equipos de computación	14.192.400	0	0	0	0	14.192.400
402	10	99	00	Otros productos y útiles diversos	135.000	0	0	0	0	135.000
403	**00**	**00**	**00**	**Servicios no personales**	**40.860.709**	**0**	**0**	**0**	**0**	**40.860.709**
403	02	00	00	Alquileres de maquinaria y equipos	22.400.000	0	0	0	0	22.400.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	22.400.000	0	0	0	0	22.400.000
403	09	00	00	Viáticos y pasajes	12.097.785	0	0	0	0	12.097.785
403	09	01	00	Viáticos y pasajes dentro del país	12.097.785	0	0	0	0	12.097.785

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129157 330051000 IMPLEMENTACIÓN DE LOS MECANISMOS DE SEGUIMIENTO EN EL ACCESO A BIENES Y SERVICIOS EN DEFENSA DE LOS DERECHOS SOCIOECONÓMICOS DE LA CIUDADANÍA.

OBJETIVO DEL PROYECTO: VELAR POR EL CUMPLIMIENTO DE LA LEY ORGÁNICA DE PRECIOS JUSTOS Y NORMATIVA CONEXA, A TRAVÉS DE INSPECCIONES Y FISCALIZACIONES DE TODA ACTIVIDAD ECONÓMICA QUE SE DESARROLLE EN EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: FISCALIZACIÓN **META:** 71.766

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL PARA LA DEFENSA DE LOS DERECHOS SOCIOECONÓMICOS (SUNDDE) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330051001 FISCALIZACIÓN DE EMPRESAS PRODUCTORAS, DISTRIBUIDORAS, IMPORTADORAS, PRESTADORAS DE SERVICIOS Y COMERCIOS PARA LA VERIFICACIÓN DEL CUMPLIMIENTO DE LA REGULACIÓN.

UNIDAD DE MEDIDA: FISCALIZACIÓN **META:** 71.766

RESPONSABLE/EJECUTOR: INTENDENCIA DE PROTECCIÓN DE LOS DERECHOS SOCIECONÓMICOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	6.362.924	0	0	0	0	6.362.924
403	18	01	00	Impuesto al valor agregado	6.362.924	0	0	0	0	6.362.924
404	**00**	**00**	**00**	**Activos reales**	**762.000**	**0**	**0**	**0**	**0**	**762.000**
404	04	00	00	Equipos de transporte, tracción y elevación	570.000	0	0	0	0	570.000
404	04	01	00	Vehículos automotores terrestres	570.000	0	0	0	0	570.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	192.000	0	0	0	0	192.000
404	09	02	00	Equipos de computación	112.000	0	0	0	0	112.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	80.000	0	0	0	0	80.000
				Totales	**71.485.074**	**0**	**0**	**0**	**0**	**71.485.074**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129157 330051000 IMPLEMENTACIÓN DE LOS MECANISMOS DE SEGUIMIENTO EN EL ACCESO A BIENES Y SERVICIOS EN DEFENSA DE LOS DERECHOS SOCIOECONÓMICOS DE LA CIUDADANÍA.

OBJETIVO DEL PROYECTO: VELAR POR EL CUMPLIMIENTO DE LA LEY ORGÁNICA DE PRECIOS JUSTOS Y NORMATIVA CONEXA, A TRAVÉS DE INSPECCIONES Y FISCALIZACIONES DE TODA ACTIVIDAD ECONÓMICA QUE SE DESARROLLE EN EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: FISCALIZACIÓN **META:** 71.766

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL PARA LA DEFENSA DE LOS DERECHOS SOCIOECONÓMICOS (SUNDDE) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330051002 ATENCIÓN OPORTUNA A LAS DENUNCIAS RECIBIDAS A TRAVÉS DE LAS REDES SOCIALES, PRESENCIALES Y/O TELEFÓNICAS, A LOS FINES DE REALIZAR APERTURA DE PROCEDIMIENTOS ADMINISTRATIVOS SANCIONATORIOS.

UNIDAD DE MEDIDA: DENUNCIA **META:** 72.000

RESPONSABLE/EJECUTOR: INTENDENCIA DE PROTECCIÓN DE LOS DERECHOS SOCIOECONÓMICOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**880.214**	**0**	**0**	**0**	**0**	**880.214**
402	05	00	00	Productos de papel, cartón e impresos	401.434	0	0	0	0	401.434
402	05	01	00	Pulpa de madera, papel y cartón	70.830	0	0	0	0	70.830
402	05	03	00	Productos de papel y cartón para oficina	330.604	0	0	0	0	330.604
402	06	00	00	Productos químicos y derivados	145.288	0	0	0	0	145.288
402	06	03	00	Tintas, pinturas y colorantes	1.736	0	0	0	0	1.736
402	06	06	00	Combustibles y lubricantes	56.000	0	0	0	0	56.000
402	06	08	00	Productos plásticos	70.752	0	0	0	0	70.752
402	06	99	00	Otros productos de la industria química y conexos	16.800	0	0	0	0	16.800
402	08	00	00	Productos metálicos	140.840	0	0	0	0	140.840
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	14.000	0	0	0	0	14.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	126.840	0	0	0	0	126.840
402	10	00	00	Productos varios y útiles diversos	192.652	0	0	0	0	192.652
402	10	02	00	Materiales y útiles de limpieza y aseo	3.500	0	0	0	0	3.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	130.352	0	0	0	0	130.352
402	10	08	00	Materiales para equipos de computación	46.200	0	0	0	0	46.200
402	10	99	00	Otros productos y útiles diversos	12.600	0	0	0	0	12.600
403	**00**	**00**	**00**	**Servicios no personales**	**172.346**	**0**	**0**	**0**	**0**	**172.346**
403	18	00	00	Impuestos indirectos	172.346	0	0	0	0	172.346
403	18	01	00	Impuesto al valor agregado	172.346	0	0	0	0	172.346
404	**00**	**00**	**00**	**Activos reales**	**556.000**	**0**	**0**	**0**	**0**	**556.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	556.000	0	0	0	0	556.000
404	09	02	00	Equipos de computación	56.000	0	0	0	0	56.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	500.000
				Totales	**1.608.560**	**0**	**0**	**0**	**0**	**1.608.560**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129157 330051000 IMPLEMENTACION DE LOS MECANISMOS DE SEGUIMIENTO EN EL ACCESO A BIENES Y SERVICIOS EN DEFENSA DE LOS DERECHOS SOCIOECONÓMICOS DE LA CIUDADANÍA.

OBJETIVO DEL PROYECTO: VELAR POR EL CUMPLIMIENTO DE LA LEY ORGÁNICA DE PRECIOS JUSTOS Y NORMATIVA CONEXA, A TRAVÉS DE INSPECCIONES Y FISCALIZACIONES DE TODA ACTIVIDAD ECONÓMICA QUE SE DESARROLLE EN EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: FISCALIZACIÓN **META:** 71.766

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL PARA LA DEFENSA DE LOS DERECHOS SOCIOECONÓMICOS (SUNDDE)

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 330051003 CONFORMACIÓN DE BRIGADAS DE INSPECTORES OBREROS (AS) SECTORIALES

UNIDAD DE MEDIDA: BRIGADA **META:** 24

RESPONSABLE/EJECUTOR: INTENDENCIA DE PROTECCIÓN DE LOS SALARIOS DE LAS OBRERAS Y LOS OBREROS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.477.691**	**0**	**0**	**0**	**0**	**2.477.691**
402	05	00	00	Productos de papel, cartón e impresos	1.591.625	0	0	0	0	1.591.625
402	05	01	00	Pulpa de madera, papel y cartón	1.108.800	0	0	0	0	1.108.800
402	05	03	00	Productos de papel y cartón para oficina	482.825	0	0	0	0	482.825
402	06	00	00	Productos químicos y derivados	26.880	0	0	0	0	26.880
402	06	03	00	Tintas, pinturas y colorantes	1.680	0	0	0	0	1.680
402	06	08	00	Productos plásticos	21.000	0	0	0	0	21.000
402	06	99	00	Otros productos de la industria química y conexos	4.200	0	0	0	0	4.200
402	10	00	00	Productos varios y útiles diversos	859.186	0	0	0	0	859.186
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	152.186	0	0	0	0	152.186
402	10	08	00	Materiales para equipos de computación	679.000	0	0	0	0	679.000
402	10	99	00	Otros productos y útiles diversos	28.000	0	0	0	0	28.000
403	**00**	**00**	**00**	**Servicios no personales**	**335.214**	**0**	**0**	**0**	**0**	**335.214**
403	18	00	00	Impuestos indirectos	335.214	0	0	0	0	335.214
403	18	01	00	Impuesto al valor agregado	335.214	0	0	0	0	335.214
404	**00**	**00**	**00**	**Activos reales**	**315.760**	**0**	**0**	**0**	**0**	**315.760**
404	05	00	00	Equipos de comunicaciones y de señalamiento	70.000	0	0	0	0	70.000
404	05	01	00	Equipos de telecomunicaciones	70.000	0	0	0	0	70.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	245.760	0	0	0	0	245.760
404	09	01	00	Mobiliario y equipos de oficina	10.000	0	0	0	0	10.000
404	09	02	00	Equipos de computación	235.760	0	0	0	0	235.760
				Totales	**3.128.665**	**0**	**0**	**0**	**0**	**3.128.665**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129163 330052000 PRESERVAR LA SOBERANÍA NACIONAL, LA INSTITUCIONALIDAD Y LA CONTINUIDAD DEMOCRÁTICA, MEDIANTE LA DETECCIÓN Y NEUTRALIZACIÓN DE AMENAZAS QUE PONGAN EN RIESGO LA ESTABILIDAD DEL ESTADO Y LA SOCIEDAD CIVIL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y CONSOLIDAR UN SISTEMA DE REDES DE BÚSQUEDA Y PROCESAMIENTO DE INFORMACIÓN ESTRATÉGICA, A FIN DE AUMENTAR LA EFICIENCIA DE LAS OPERACIONES DE INTELIGENCIA Y CONTRAINTELIGENCIA, QUE PERMITA LA TOMA DE DECISIONES ACERTADAS EN MATERIA DE SEGURIDAD DE ESTADO

UNIDAD DE MEDIDA: OPERACIÓN **META:** 36.000

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL (SEBIN) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**2.151.665.802**	**0**	**0**	**0**	**0**	**2.151.665.802**
401	01	00	00	Sueldos, salarios y otras retribuciones	537.353.413	0	0	0	0	537.353.413
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	504.707.328	0	0	0	0	504.707.328
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	623.700	0	0	0	0	623.700
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	12.613.145	0	0	0	0	12.613.145
401	01	18	00	Remuneraciones al personal contratado	11.559.240	0	0	0	0	11.559.240
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	5.293.200	0	0	0	0	5.293.200
401	01	18	02	Remuneraciones por honorarios profesionales	6.266.040	0	0	0	0	6.266.040
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	3.650.000	0	0	0	0	3.650.000
401	01	99	00	Otras retribuciones	4.200.000	0	0	0	0	4.200.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	292.761.958	0	0	0	0	292.761.958
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	282.482.348	0	0	0	0	282.482.348
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	563.548	0	0	0	0	563.548
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	9.716.062	0	0	0	0	9.716.062
401	03	00	00	Primas	329.173.966	0	0	0	0	329.173.966
401	03	02	00	Primas de transporte a empleados	36.942.736	0	0	0	0	36.942.736
401	03	03	00	Primas por hogar a empleados	55.414.104	0	0	0	0	55.414.104
401	03	04	00	Primas por hijos a empleados	11.859.108	0	0	0	0	11.859.108
401	03	08	00	Primas de profesionalización a empleados	44.799.786	0	0	0	0	44.799.786
401	03	09	00	Primas por antigüedad a empleados	46.609.452	0	0	0	0	46.609.452
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.716.574	0	0	0	0	52.716.574
401	03	17	00	Primas de transporte a obreros	2.087.856	0	0	0	0	2.087.856
401	03	18	00	Primas por hogar a obreros	3.131.784	0	0	0	0	3.131.784
401	03	19	00	Primas por hijos de obreros	879.606	0	0	0	0	879.606
401	03	21	00	Primas por antigüedad a obreros	4.191.822	0	0	0	0	4.191.822
401	03	22	00	Primas de profesionalización a obreros	5.808	0	0	0	0	5.808
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	14.967.264	0	0	0	0	14.967.264
401	03	31	00	Primas por riesgo al personal militar y de seguridad	52.958.246	0	0	0	0	52.958.246
401	03	98	00	Otras primas a obreros	2.609.820	0	0	0	0	2.609.820

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129163 330052000 PRESERVAR LA SOBERANÍA NACIONAL, LA INSTITUCIONALIDAD Y LA CONTINUIDAD DEMOCRÁTICA, MEDIANTE LA DETECCIÓN Y NEUTRALIZACIÓN DE AMENAZAS QUE PONGAN EN RIESGO LA ESTABILIDAD DEL ESTADO Y LA SOCIEDAD CIVIL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y CONSOLIDAR UN SISTEMA DE REDES DE BÚSQUEDA Y PROCESAMIENTO DE INFORMACIÓN ESTRATÉGICA, A FIN DE AUMENTAR LA EFICIENCIA DE LAS OPERACIONES DE INTELIGENCIA Y CONTRAINTELIGENCIA, QUE PERMITA LA TOMA DE DECISIONES ACERTADAS EN MATERIA DE SEGURIDAD DE ESTADO

UNIDAD DE MEDIDA: OPERACIÓN

META: 36.000

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL (SEBIN)

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	00	00	Complementos de sueldos y salarios	126.835.548	0	0	0	0	126.835.548
401	04	06	00	Complemento a empleados por comisión de servicios	4.928.313	0	0	0	0	4.928.313
401	04	08	00	Bono compensatorio de alimentación a empleados	113.533.212	0	0	0	0	113.533.212
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	50.851	0	0	0	0	50.851
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	50.686	0	0	0	0	50.686
401	04	18	00	Bono compensatorio de alimentación a obreros	6.361.437	0	0	0	0	6.361.437
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.911.049	0	0	0	0	1.911.049
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	176.810.764	0	0	0	0	176.810.764
401	05	01	00	Aguinaldos a empleados	56.358.732	0	0	0	0	56.358.732
401	05	03	00	Bono vacacional a empleados	114.405.547	0	0	0	0	114.405.547
401	05	04	00	Aguinaldos a obreros	1.645.940	0	0	0	0	1.645.940
401	05	06	00	Bono vacacional a obreros	3.950.255	0	0	0	0	3.950.255
401	05	07	00	Aguinaldos al personal contratado	229.740	0	0	0	0	229.740
401	05	08	00	Bono vacacional al personal contratado	220.550	0	0	0	0	220.550
401	06	00	00	Aportes patronales y legales	22.934.006	0	0	0	0	22.934.006
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.000	0	0	0	0	1.000
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.000	0	0	0	0	1.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.000	0	0	0	0	1.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	22.109.096	0	0	0	0	22.109.096
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.000	0	0	0	0	1.000
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.000	0	0	0	0	1.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.000	0	0	0	0	1.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	711.046	0	0	0	0	711.046
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.000	0	0	0	0	1.000
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	105.864	0	0	0	0	105.864
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.000	0	0	0	0	1.000
401	07	00	00	Asistencia socio-económica	341.057.972	0	0	0	0	341.057.972
401	07	01	00	Capacitación y adiestramiento a empleados	937.500	0	0	0	0	937.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129163 330052000 PRESERVAR LA SOBERANÍA NACIONAL, LA INSTITUCIONALIDAD Y LA CONTINUIDAD DEMOCRÁTICA, MEDIANTE LA DETECCIÓN Y NEUTRALIZACIÓN DE AMENAZAS QUE PONGAN EN RIESGO LA ESTABILIDAD DEL ESTADO Y LA SOCIEDAD CIVIL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y CONSOLIDAR UN SISTEMA DE REDES DE BÚSQUEDA Y PROCESAMIENTO DE INFORMACIÓN ESTRATÉGICA, A FIN DE AUMENTAR LA EFICIENCIA DE LAS OPERACIONES DE INTELIGENCIA Y CONTRAINTELIGENCIA, QUE PERMITA LA TOMA DE DECISIONES ACERTADAS EN MATERIA DE SEGURIDAD DE ESTADO

UNIDAD DE MEDIDA: OPERACIÓN **META:** 36.000

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL (SEBIN) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS - Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	02	00	Becas a empleados	1.000	0	0	0	0	1.000
401	07	03	00	Ayudas por matrimonio a empleados	1.000	0	0	0	0	1.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.000	0	0	0	0	1.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	4.500.000	0	0	0	0	4.500.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	101.066.206	0	0	0	0	101.066.206
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	212.300.000	0	0	0	0	212.300.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.000	0	0	0	0	1.000
401	07	10	00	Dotación de uniformes a empleados	1.000	0	0	0	0	1.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.562.397	0	0	0	0	3.562.397
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.000	0	0	0	0	1.000
401	07	17	00	Capacitación y adiestramiento a obreros	1.000	0	0	0	0	1.000
401	07	18	00	Becas a obreros	1.000	0	0	0	0	1.000
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	1.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	937.500	0	0	0	0	937.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.522.629	0	0	0	0	2.522.629
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	12.150.000	0	0	0	0	12.150.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.000	0	0	0	0	1.000
401	07	26	00	Dotación de uniformes a obreros	1.000	0	0	0	0	1.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	356.240	0	0	0	0	356.240
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.000	0	0	0	0	1.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	300.000	0	0	0	0	300.000
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	912.500	0	0	0	0	912.500
401	07	96	00	Otras subvenciones a empleados	1.200.000	0	0	0	0	1.200.000
401	07	97	00	Otras subvenciones a obreros	300.000	0	0	0	0	300.000
401	08	00	00	Prestaciones sociales e indemnizaciones	324.737.175	0	0	0	0	324.737.175
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	313.014.180	0	0	0	0	313.014.180
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	10.287.123	0	0	0	0	10.287.123

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129163 330052000 PRESERVAR LA SOBERANÍA NACIONAL, LA INSTITUCIONALIDAD Y LA CONTINUIDAD DEMOCRÁTICA MEDIANTE LA DETECCIÓN Y NEUTRALIZACIÓN DE AMENAZAS QUE PONGAN EN RIESGO LA ESTABILIDAD DEL ESTADO Y LA SOCIEDAD CIVIL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y CONSOLIDAR UN SISTEMA DE REDES DE BÚSQUEDA Y PROCESAMIENTO DE INFORMACIÓN ESTRATÉGICA, A FIN DE AUMENTAR LA EFICIENCIA DE LAS OPERACIONES DE INTELIGENCIA Y CONTRAINTELIGENCIA, QUE PERMITA LA TOMA DE DECISIONES ACERTADAS EN MATERIA DE SEGURIDAD DE ESTADO

UNIDAD DE MEDIDA: OPERACIÓN

META: 36.000

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL (SEBIN)

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.435.872	0	0	0	0	1.435.872
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	1.000	0	0	0	0	1.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	1.000	0	0	0	0	1.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**205.809.849**	**0**	**0**	**0**	**0**	**205.809.849**
402	01	00	00	Productos alimenticios y agropecuarios	97.343.761	0	0	0	0	97.343.761
402	01	01	00	Alimentos y bebidas para personas	91.603.201	0	0	0	0	91.603.201
402	01	02	00	Alimentos para animales	5.740.560	0	0	0	0	5.740.560
402	02	00	00	Productos de minas, canteras y yacimientos	34.092	0	0	0	0	34.092
402	02	05	00	Piedra, arcilla, arena y tierra	34.092	0	0	0	0	34.092
402	03	00	00	Textiles y vestuarios	20.921.890	0	0	0	0	20.921.890
402	03	01	00	Textiles	452.000	0	0	0	0	452.000
402	03	02	00	Prendas de vestir	18.758.632	0	0	0	0	18.758.632
402	03	03	00	Calzados	1.711.258	0	0	0	0	1.711.258
402	04	00	00	Productos de cuero y caucho	13.074.000	0	0	0	0	13.074.000
402	04	03	00	Cauchos y tripas para vehículos	13.074.000	0	0	0	0	13.074.000
402	05	00	00	Productos de papel, cartón e impresos	3.064.955	0	0	0	0	3.064.955
402	05	01	00	Pulpa de madera, papel y cartón	575.100	0	0	0	0	575.100
402	05	02	00	Envases y cajas de papel y cartón	19.845	0	0	0	0	19.845
402	05	03	00	Productos de papel y cartón para oficina	1.353.960	0	0	0	0	1.353.960
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.116.050	0	0	0	0	1.116.050
402	06	00	00	Productos químicos y derivados	5.274.628	0	0	0	0	5.274.628
402	06	02	00	Abonos, plaguicidas y otros	406.950	0	0	0	0	406.950
402	06	03	00	Tintas, pinturas y colorantes	457.072	0	0	0	0	457.072
402	06	04	00	Productos farmacéuticos y medicamentos	2.100.000	0	0	0	0	2.100.000
402	06	06	00	Combustibles y lubricantes	2.010.000	0	0	0	0	2.010.000
402	06	08	00	Productos plásticos	300.606	0	0	0	0	300.606
402	07	00	00	Productos minerales no metálicos	266.038	0	0	0	0	266.038
402	07	02	00	Vidrios y productos de vidrio	40.404	0	0	0	0	40.404
402	07	04	00	Cemento, cal y yeso	225.634	0	0	0	0	225.634

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129163 330052000 PRESERVAR LA SOBERANÍA NACIONAL, LA INSTITUCIONALIDAD Y LA CONTINUIDAD DEMOCRÁTICA, MEDIANTE LA DETECCIÓN Y NEUTRALIZACIÓN DE AMENAZAS QUE PONGAN EN RIESGO LA ESTABILIDAD DEL ESTADO Y LA SOCIEDAD CIVIL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y CONSOLIDAR UN SISTEMA DE REDES DE BÚSQUEDA Y PROCESAMIENTO DE INFORMACIÓN ESTRATÉGICA, A FIN DE AUMENTAR LA EFICIENCIA DE LAS OPERACIONES DE INTELIGENCIA Y CONTRAINTELIGENCIA, QUE PERMITA LA TOMA DE DECISIONES ACERTADAS EN MATERIA DE SEGURIDAD DE ESTADO

UNIDAD DE MEDIDA: OPERACIÓN **META:** 36.000

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL (SEBIN) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	00	00	Productos metálicos	36.907.125	0	0	0	0	36.907.125
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.254.249	0	0	0	0	1.254.249
402	08	04	00	Productos metálicos estructurales	12.120	0	0	0	0	12.120
402	08	05	00	Materiales de orden público, seguridad y defensa	26.040.000	0	0	0	0	26.040.000
402	08	07	00	Material de señalamiento	12.120	0	0	0	0	12.120
402	08	09	00	Repuestos y accesorios para equipos de transporte	9.588.636	0	0	0	0	9.588.636
402	09	00	00	Productos de madera	630.000	0	0	0	0	630.000
402	09	01	00	Productos primarios de madera	630.000	0	0	0	0	630.000
402	10	00	00	Productos varios y útiles diversos	18.293.360	0	0	0	0	18.293.360
402	10	01	00	Artículos de deporte, recreación y juguetes	1.285.450	0	0	0	0	1.285.450
402	10	02	00	Materiales y útiles de limpieza y aseo	1.530.000	0	0	0	0	1.530.000
402	10	03	00	Utensilios de cocina y comedor	225.000	0	0	0	0	225.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	750.000	0	0	0	0	750.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.386.550	0	0	0	0	3.386.550
402	10	06	00	Condecoraciones, ofrendas y similares	3.580.000	0	0	0	0	3.580.000
402	10	07	00	Productos de seguridad en el trabajo	1.769.760	0	0	0	0	1.769.760
402	10	08	00	Materiales para equipos de computación	3.415.200	0	0	0	0	3.415.200
402	10	11	00	Materiales eléctricos	1.950.000	0	0	0	0	1.950.000
402	10	12	00	Materiales para instalaciones sanitarias	401.400	0	0	0	0	401.400
402	99	00	00	Otros materiales y suministros	10.000.000	0	0	0	0	10.000.000
402	99	01	00	Otros materiales y suministros	10.000.000	0	0	0	0	10.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**164.370.307**	**0**	**0**	**0**	**0**	**164.370.307**
403	04	00	00	Servicios básicos	6.312.786	0	0	0	0	6.312.786
403	04	01	00	Electricidad	900.000	0	0	0	0	900.000
403	04	02	00	Gas	5.000	0	0	0	0	5.000
403	04	03	00	Agua	1.419.026	0	0	0	0	1.419.026
403	04	04	00	Teléfonos	3.488.760	0	0	0	0	3.488.760
403	04	04	01	Servicios de telefonía prestados por organismos públicos	2.900.000	0	0	0	0	2.900.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	588.760	0	0	0	0	588.760

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129163 330052000 PRESERVAR LA SOBERANÍA NACIONAL, LA INSTITUCIONALIDAD Y LA CONTINUIDAD DEMOCRÁTICA, MEDIANTE LA DETECCIÓN Y NEUTRALIZACIÓN DE AMENAZAS QUE PONGAN EN RIESGO LA ESTABILIDAD DEL ESTADO Y LA SOCIEDAD CIVIL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y CONSOLIDAR UN SISTEMA DE REDES DE BÚSQUEDA Y PROCESAMIENTO DE INFORMACIÓN ESTRATÉGICA, A FIN DE AUMENTAR LA EFICIENCIA DE LAS OPERACIONES DE INTELIGENCIA Y CONTRAINTELIGENCIA, QUE PERMITA LA TOMA DE DECISIONES ACERTADAS EN MATERIA DE SEGURIDAD DE ESTADO

UNIDAD DE MEDIDA: OPERACIÓN **META:** 36.000

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL (SEBIN)

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	05	00	Servicio de comunicaciones	500.000	0	0	0	0	500.000
403	06	00	00	Servicios de transporte y almacenaje	151.852	0	0	0	0	151.852
403	06	01	00	Fletes y embalajes	61.852	0	0	0	0	61.852
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	90.000	0	0	0	0	90.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	552.370	0	0	0	0	552.370
403	07	04	00	Avisos	552.370	0	0	0	0	552.370
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	25.104.300	0	0	0	0	25.104.300
403	08	01	00	Primas y gastos de seguros	24.448.000	0	0	0	0	24.448.000
403	08	02	00	Comisiones y gastos bancarios	656.300	0	0	0	0	656.300
403	09	00	00	Viáticos y pasajes	3.187.500	0	0	0	0	3.187.500
403	09	01	00	Viáticos y pasajes dentro del país	2.377.500	0	0	0	0	2.377.500
403	09	02	00	Viáticos y pasajes fuera del país	810.000	0	0	0	0	810.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.694.625	0	0	0	0	3.694.625
403	10	03	00	Servicios de procesamiento de datos	194.625	0	0	0	0	194.625
403	10	07	00	Servicios de capacitación y adiestramiento	3.500.000	0	0	0	0	3.500.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	32.677.462	0	0	0	0	32.677.462
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	24.088.750	0	0	0	0	24.088.750
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	1.000.000	0	0	0	0	1.000.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	690.000	0	0	0	0	690.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	6.898.712	0	0	0	0	6.898.712
403	12	00	00	Conservación y reparaciones menores de obras	3.681.395	0	0	0	0	3.681.395
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.681.395	0	0	0	0	3.681.395
403	16	00	00	Servicios de diversión, esparcimiento y culturales	46.816.246	0	0	0	0	46.816.246
403	16	01	00	Servicios de diversión, esparcimiento y culturales	46.816.246	0	0	0	0	46.816.246
403	18	00	00	Impuestos indirectos	31.074.175	0	0	0	0	31.074.175
403	18	01	00	Impuesto al valor agregado	30.723.558	0	0	0	0	30.723.558
403	18	99	00	Otros impuestos indirectos	350.617	0	0	0	0	350.617
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.872.228	0	0	0	0	4.872.228

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129163 330052000 PRESERVAR LA SOBERANÍA NACIONAL, LA INSTITUCIONALIDAD Y LA CONTINUIDAD DEMOCRÁTICA, MEDIANTE LA DETECCIÓN Y NEUTRALIZACIÓN DE AMENAZAS QUE PONGAN EN RIESGO LA ESTABILIDAD DEL ESTADO Y LA SOCIEDAD CIVIL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y CONSOLIDAR UN SISTEMA DE REDES DE BÚSQUEDA Y PROCESAMIENTO DE INFORMACIÓN ESTRATÉGICA, A FIN DE AUMENTAR LA EFICIENCIA DE LAS OPERACIONES DE INTELIGENCIA Y CONTRAINTELIGENCIA, QUE PERMITA LA TOMA DE DECISIONES ACERTADAS EN MATERIA DE SEGURIDAD DE ESTADO

UNIDAD DE MEDIDA: OPERACIÓN **META:** 36.000

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL (SEBIN) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.872.228	0	0	0	0	4.872.228
403	99	00	00	Otros servicios no personales	6.245.368	0	0	0	0	6.245.368
403	99	01	00	Otros servicios no personales	6.245.368	0	0	0	0	6.245.368
404	**00**	**00**	**00**	**Activos reales**	**40.260.352**	**0**	**0**	**0**	**0**	**40.260.352**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	22.112.082	0	0	0	0	22.112.082
404	01	01	00	Repuestos mayores	8.367.500	0	0	0	0	8.367.500
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	7.490.000	0	0	0	0	7.490.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	877.500	0	0	0	0	877.500
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	13.744.582	0	0	0	0	13.744.582
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	10.005.000	0	0	0	0	10.005.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	3.739.582	0	0	0	0	3.739.582
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	189.000	0	0	0	0	189.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	189.000	0	0	0	0	189.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.166.680	0	0	0	0	3.166.680
404	05	01	00	Equipos de telecomunicaciones	3.166.680	0	0	0	0	3.166.680
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	292.500	0	0	0	0	292.500
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	292.500	0	0	0	0	292.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	812.825	0	0	0		812.825
404	07	02	00	Equipos de enseñanza, deporte y recreación	812.825	0	0	0	0	812.825
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	6.512.500	0	0	0	0	6.512.500
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	6.512.500	0	0	0	0	6.512.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.174.765	0	0	0	0	7.174.765
404	09	01	00	Mobiliario y equipos de oficina	2.849.109	0	0	0	0	2.849.109
404	09	02	00	Equipos de computación	2.072.731	0	0	0	0	2.072.731
404	09	03	00	Mobiliario y equipos de alojamiento	2.252.925	0	0	0	0	2.252.925
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**120.000.000**	**0**	**0**	**0**	**0**	**120.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	120.000.000	0	0	0	0	120.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	120.000.000	0	0	0	0	120.000.000
				Totales	**2.682.106.310**	**0**	**0**	**0**	**0**	**2.682.106.310**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129163 330052000 PRESERVAR LA SOBERANÍA NACIONAL, LA INSTITUCIONALIDAD Y LA CONTINUIDAD DEMOCRÁTICA, MEDIANTE LA DETECCIÓN Y NEUTRALIZACIÓN DE AMENAZAS QUE PONGAN EN RIESGO LA ESTABILIDAD DEL ESTADO Y LA SOCIEDAD CIVIL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y CONSOLIDAR UN SISTEMA DE REDES DE BÚSQUEDA Y PROCESAMIENTO DE INFORMACIÓN ESTRATÉGICA, A FIN DE AUMENTAR LA EFICIENCIA DE LAS OPERACIONES DE INTELIGENCIA Y CONTRAINTELIGENCIA, QUE PERMITA LA TOMA DE DECISIONES ACERTADAS EN MATERIA DE SEGURIDAD DE ESTADO

UNIDAD DE MEDIDA: OPERACIÓN

META: 36.000

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL (SEBIN)

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129163 330052000 PRESERVAR LA SOBERANÍA NACIONAL, LA INSTITUCIONALIDAD Y LA CONTINUIDAD DEMOCRÁTICA, MEDIANTE LA DETECCIÓN Y NEUTRALIZACIÓN DE AMENAZAS QUE PONGAN EN RIESGO LA ESTABILIDAD DEL ESTADO Y LA SOCIEDAD CIVIL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y CONSOLIDAR UN SISTEMA DE REDES DE BÚSQUEDA Y PROCESAMIENTO DE INFORMACIÓN ESTRATÉGICA, A FIN DE AUMENTAR LA EFICIENCIA DE LAS OPERACIONES DE INTELIGENCIA Y CONTRAINTELIGENCIA, QUE PERMITA LA TOMA DE DECISIONES ACERTADAS EN MATERIA DE SEGURIDAD DE ESTADO

UNIDAD DE MEDIDA: OPERACIÓN **META:** 36.000

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL (SEBIN) **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 330052001 EJECUTAR OPERACIONES DIRIGIDAS A LA OBTENCIÓN DE INFORMACIÓN, QUE PERMITA LA DETECCIÓN Y POSTERIOR NEUTRALIZACIÓN DE AMENAZAS QUE ATENTEN CONTRA LA ESTABILIDAD DEL SISTEMA DEMOCRÁTICO, LA INSTITUCIONALIDAD Y LA SOBERANÍA NACIONAL

UNIDAD DE MEDIDA: OPERACIÓN **META:** 36.000

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL (SEBIN)

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.151.665.802**	**0**	**0**	**0**	**0**	**2.151.665.802**
401	01	00	00	Sueldos, salarios y otras retribuciones	537.353.413	0	0	0	0	537.353.413
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	504.707.328	0	0	0	0	504.707.328
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	623.700	0	0	0	0	623.700
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	12.613.145	0	0	0	0	12.613.145
401	01	18	00	Remuneraciones al personal contratado	11.559.240	0	0	0	0	11.559.240
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	5.293.200	0	0	0	0	5.293.200
401	01	18	02	Remuneraciones por honorarios profesionales	6.266.040	0	0	0	0	6.266.040
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	3.650.000	0	0	0	0	3.650.000
401	01	99	00	Otras retribuciones	4.200.000	0	0	0	0	4.200.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	292.761.958	0	0	0	0	292.761.958
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	282.482.348	0	0	0	0	282.482.348
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	563.548	0	0	0	0	563.548
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	9.716.062	0	0	0	0	9.716.062
401	03	00	00	Primas	329.173.966	0	0	0	0	329.173.966
401	03	02	00	Primas de transporte a empleados	36.942.736	0	0	0	0	36.942.736
401	03	03	00	Primas por hogar a empleados	55.414.104	0	0	0	0	55.414.104
401	03	04	00	Primas por hijos a empleados	11.859.108	0	0	0	0	11.859.108
401	03	08	00	Primas de profesionalización a empleados	44.799.786	0	0	0	0	44.799.786
401	03	09	00	Primas por antigüedad a empleados	46.609.452	0	0	0	0	46.609.452
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.716.574	0	0	0	0	52.716.574
401	03	17	00	Primas de transporte a obreros	2.087.856	0	0	0	0	2.087.856
401	03	18	00	Primas por hogar a obreros	3.131.784	0	0	0	0	3.131.784
401	03	19	00	Primas por hijos de obreros	879.606	0	0	0	0	879.606

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129163 330052000 PRESERVAR LA SOBERANÍA NACIONAL, LA INSTITUCIONALIDAD Y LA CONTINUIDAD DEMOCRÁTICA, MEDIANTE LA DETECCIÓN Y NEUTRALIZACIÓN DE AMENAZAS QUE PONGAN EN RIESGO LA ESTABILIDAD DEL ESTADO Y LA SOCIEDAD CIVIL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y CONSOLIDAR UN SISTEMA DE REDES DE BÚSQUEDA Y PROCESAMIENTO DE INFORMACIÓN ESTRATÉGICA, A FIN DE AUMENTAR LA EFICIENCIA DE LAS OPERACIONES DE INTELIGENCIA Y CONTRAINTELIGENCIA, QUE PERMITA LA TOMA DE DECISIONES ACERTADAS EN MATERIA DE SEGURIDAD DE ESTADO

UNIDAD DE MEDIDA: OPERACIÓN **META:** 36.000

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL (SEBIN) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330052001 EJECUTAR OPERACIONES DIRIGIDAS A LA OBTENCIÓN DE INFORMACIÓN, QUE PERMITA LA DETECCIÓN Y POSTERIOR NEUTRALIZACIÓN DE AMENAZAS QUE ATENTEN CONTRA LA ESTABILIDAD DEL SISTEMA DEMOCRÁTICO, LA INSTITUCIONALIDAD Y LA SOBERANÍA NACIONAL

UNIDAD DE MEDIDA: OPERACIÓN **META:** 36.000

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL (SEBIN)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	21	00	Primas por antiguedad a obreros	4.191.822	0	0	0	0	4.191.822
401	03	22	00	Primas de profesionalización a obreros	5.808	0	0	0	0	5.808
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	14.967.264	0	0	0	0	14.967.264
401	03	31	00	Primas por riesgo al personal militar y de seguridad	52.958.246	0	0	0	0	52.958.246
401	03	98	00	Otras primas a obreros	2.609.820	0	0	0	0	2.609.820
401	04	00	00	Complementos de sueldos y salarios	126.835.548	0	0	0	0	126.835.548
401	04	06	00	Complemento a empleados por comisión de servicios	4.928.313	0	0	0	0	4.928.313
401	04	08	00	Bono compensatorio de alimentación a empleados	113.533.212	0	0	0	0	113.533.212
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	50.851	0	0	0	0	50.851
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	50.686	0	0	0	0	50.686
401	04	18	00	Bono compensatorio de alimentación a obreros	6.361.437	0	0	0	0	6.361.437
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.911.049	0	0	0	0	1.911.049
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	176.810.764	0	0	0	0	176.810.764
401	05	01	00	Aguinaldos a empleados	56.358.732	0	0	0	0	56.358.732
401	05	03	00	Bono vacacional a empleados	114.405.547	0	0	0	0	114.405.547
401	05	04	00	Aguinaldos a obreros	1.645.940	0	0	0	0	1.645.940
401	05	06	00	Bono vacacional a obreros	3.950.255	0	0	0	0	3.950.255
401	05	07	00	Aguinaldos al personal contratado	229.740	0	0	0	0	229.740
401	05	08	00	Bono vacacional al personal contratado	220.550	0	0	0	0	220.550
401	06	00	00	Aportes patronales y legales	22.934.006	0	0	0	0	22.934.006
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.000	0	0	0	0	1.000
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.000	0	0	0	0	1.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.000	0	0	0	0	1.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	22.109.096	0	0	0	0	22.109.096

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129163 330052000 PRESERVAR LA SOBERANÍA NACIONAL, LA INSTITUCIONALIDAD Y LA CONTINUIDAD DEMOCRÁTICA, MEDIANTE LA DETECCIÓN Y NEUTRALIZACIÓN DE AMENAZAS QUE PONGAN EN RIESGO LA ESTABILIDAD DEL ESTADO Y LA SOCIEDAD CIVIL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y CONSOLIDAR UN SISTEMA DE REDES DE BÚSQUEDA Y PROCESAMIENTO DE INFORMACIÓN ESTRATÉGICA, A FIN DE AUMENTAR LA EFICIENCIA DE LAS OPERACIONES DE INTELIGENCIA Y CONTRAINTELIGENCIA, QUE PERMITA LA TOMA DE DECISIONES ACERTADAS EN MATERIA DE SEGURIDAD DE ESTADO

UNIDAD DE MEDIDA: OPERACIÓN **META:** 36.000

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL (SEBIN) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330052001 EJECUTAR OPERACIONES DIRIGIDAS A LA OBTENCIÓN DE INFORMACIÓN, QUE PERMITA LA DETECCIÓN Y POSTERIOR NEUTRALIZACIÓN DE AMENAZAS QUE ATENTEN CONTRA LA ESTABILIDAD DEL SISTEMA DEMOCRÁTICO, LA INSTITUCIONALIDAD Y LA SOBERANÍA NACIONAL

UNIDAD DE MEDIDA: OPERACIÓN **META:** 36.000

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL (SEBIN)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.000	0	0	0	0	1.000
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.000	0	0	0	0	1.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.000	0	0	0	0	1.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	711.046	0	0	0	0	711.046
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.000	0	0	0	0	1.000
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	105.864	0	0	0	0	105.864
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.000	0	0	0	0	1.000
401	07	00	00	Asistencia socio-económica	341.057.972	0	0	0	0	341.057.972
401	07	01	00	Capacitación y adiestramiento a empleados	937.500	0	0	0	0	937.500
401	07	02	00	Becas a empleados	1.000	0	0	0	0	1.000
401	07	03	00	Ayudas por matrimonio a empleados	1.000	0	0	0	0	1.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.000	0	0	0	0	1.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	4.500.000	0	0	0	0	4.500.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	101.066.206	0	0	0	0	101.066.206
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	212.300.000	0	0	0	0	212.300.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.000	0	0	0	0	1.000
401	07	10	00	Dotación de uniformes a empleados	1.000	0	0	0	0	1.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.562.397	0	0	0	0	3.562.397
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.000	0	0	0	0	1.000
401	07	17	00	Capacitación y adiestramiento a obreros	1.000	0	0	0	0	1.000
401	07	18	00	Becas a obreros	1.000	0	0	0	0	1.000
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	1.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129163 330052000 PRESERVAR LA SOBERANÍA NACIONAL, LA INSTITUCIONALIDAD Y LA CONTINUIDAD DEMOCRÁTICA, MEDIANTE LA DETECCIÓN Y NEUTRALIZACIÓN DE AMENAZAS QUE PONGAN EN RIESGO LA ESTABILIDAD DEL ESTADO Y LA SOCIEDAD CIVIL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y CONSOLIDAR UN SISTEMA DE REDES DE BÚSQUEDA Y PROCESAMIENTO DE INFORMACIÓN ESTRATÉGICA, A FIN DE AUMENTAR LA EFICIENCIA DE LAS OPERACIONES DE INTELIGENCIA Y CONTRAINTELIGENCIA, QUE PERMITA LA TOMA DE DECISIONES ACERTADAS EN MATERIA DE SEGURIDAD DE ESTADO

UNIDAD DE MEDIDA: OPERACIÓN **META:** 36.000

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL (SEBIN) **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 330052001 EJECUTAR OPERACIONES DIRIGIDAS A LA OBTENCIÓN DE INFORMACIÓN, QUE PERMITA LA DETECCIÓN Y POSTERIOR NEUTRALIZACIÓN DE AMENAZAS QUE ATENTEN CONTRA LA ESTABILIDAD DEL SISTEMA DEMOCRÁTICO, LA INSTITUCIONALIDAD Y LA SOBERANÍA NACIONAL

UNIDAD DE MEDIDA: OPERACIÓN **META:** 36.000

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL (SEBIN)

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	937.500	0	0	0	0	937.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.522.629	0	0	0	0	2.522.629
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	12.150.000	0	0	0	0	12.150.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.000	0	0	0	0	1.000
401	07	26	00	Dotación de uniformes a obreros	1.000	0	0	0	0	1.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	356.240	0	0	0	0	356.240
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.000	0	0	0	0	1.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	300.000	0	0	0	0	300.000
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	912.500	0	0	0	0	912.500
401	07	96	00	Otras subvenciones a empleados	1.200.000	0	0	0	0	1.200.000
401	07	97	00	Otras subvenciones a obreros	300.000	0	0	0	0	300.000
401	08	00	00	Prestaciones sociales e indemnizaciones	324.737.175	0	0	0	0	324.737.175
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	313.014.180	0	0	0	0	313.014.180
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	10.287.123	0	0	0	0	10.287.123
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.435.872	0	0	0	0	1.435.872
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	1.000	0	0	0	0	1.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	1.000	0	0	0	0	1.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**205.809.849**	**0**	**0**	**0**	**0**	**205.809.849**
402	01	00	00	Productos alimenticios y agropecuarios	97.343.761	0	0	0	0	97.343.761
402	01	01	00	Alimentos y bebidas para personas	91.603.201	0	0	0	0	91.603.201
402	01	02	00	Alimentos para animales	5.740.560	0	0	0	0	5.740.560
402	02	00	00	Productos de minas, canteras y yacimientos	34.092	0	0	0	0	34.092
402	02	05	00	Piedra, arcilla, arena y tierra	34.092	0	0	0	0	34.092
402	03	00	00	Textiles y vestuarios	20.921.890	0	0	0	0	20.921.890

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129163 330052000 PRESERVAR LA SOBERANÍA NACIONAL, LA INSTITUCIONALIDAD Y LA CONTINUIDAD DEMOCRÁTICA, MEDIANTE LA DETECCIÓN Y NEUTRALIZACIÓN DE AMENAZAS QUE PONGAN EN RIESGO LA ESTABILIDAD DEL ESTADO Y LA SOCIEDAD CIVIL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y CONSOLIDAR UN SISTEMA DE REDES DE BÚSQUEDA Y PROCESAMIENTO DE INFORMACIÓN ESTRATÉGICA, A FIN DE AUMENTAR LA EFICIENCIA DE LAS OPERACIONES DE INTELIGENCIA Y CONTRAINTELIGENCIA, QUE PERMITA LA TOMA DE DECISIONES ACERTADAS EN MATERIA DE SEGURIDAD DE ESTADO

UNIDAD DE MEDIDA: OPERACIÓN **META:** 36.000

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL (SEBIN) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330052001 EJECUTAR OPERACIONES DIRIGIDAS A LA OBTENCIÓN DE INFORMACIÓN, QUE PERMITA LA DETECCIÓN Y POSTERIOR NEUTRALIZACIÓN DE AMENAZAS QUE ATENTEN CONTRA LA ESTABILIDAD DEL SISTEMA DEMOCRÁTICO, LA INSTITUCIONALIDAD Y LA SOBERANÍA NACIONAL

UNIDAD DE MEDIDA: OPERACIÓN **META:** 36.000

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL (SEBIN)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	01	00	Textiles	452.000	0	0	0	0	452.000
402	03	02	00	Prendas de vestir	18.758.632	0	0	0	0	18.758.632
402	03	03	00	Calzados	1.711.258	0	0	0	0	1.711.258
402	04	00	00	Productos de cuero y caucho	13.074.000	0	0	0	0	13.074.000
402	04	03	00	Cauchos y tripas para vehículos	13.074.000	0	0	0	0	13.074.000
402	05	00	00	Productos de papel, cartón e impresos	3.064.955	0	0	0	0	3.064.955
402	05	01	00	Pulpa de madera, papel y cartón	575.100	0	0	0	0	575.100
402	05	02	00	Envases y cajas de papel y cartón	19.845	0	0	0	0	19.845
402	05	03	00	Productos de papel y cartón para oficina	1.353.960	0	0	0	0	1.353.960
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.116.050	0	0	0	0	1.116.050
402	06	00	00	Productos químicos y derivados	5.274.628	0	0	0	0	5.274.628
402	06	02	00	Abonos, plaguicidas y otros	406.950	0	0	0	0	406.950
402	06	03	00	Tintas, pinturas y colorantes	457.072	0	0	0	0	457.072
402	06	04	00	Productos farmacéuticos y medicamentos	2.100.000	0	0	0	0	2.100.000
402	06	06	00	Combustibles y lubricantes	2.010.000	0	0	0	0	2.010.000
402	06	08	00	Productos plásticos	300.606	0	0	0	0	300.606
402	07	00	00	Productos minerales no metálicos	266.038	0	0	0	0	266.038
402	07	02	00	Vidrios y productos de vidrio	40.404	0	0	0	0	40.404
402	07	04	00	Cemento, cal y yeso	225.634	0	0	0	0	225.634
402	08	00	00	Productos metálicos	36.907.125	0	0	0	0	36.907.125
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.254.249	0	0	0	0	1.254.249
402	08	04	00	Productos metálicos estructurales	12.120	0	0	0	0	12.120
402	08	05	00	Materiales de orden público, seguridad y defensa	26.040.000	0	0	0	0	26.040.000
402	08	07	00	Material de señalamiento	12.120	0	0	0	0	12.120
402	08	09	00	Repuestos y accesorios para equipos de transporte	9.588.636	0	0	0	0	9.588.636

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129163 330052000 PRESERVAR LA SOBERANÍA NACIONAL, LA INSTITUCIONALIDAD Y LA CONTINUIDAD DEMOCRÁTICA, MEDIANTE LA DETECCIÓN Y NEUTRALIZACIÓN DE AMENAZAS QUE PONGAN EN RIESGO LA ESTABILIDAD DEL ESTADO Y LA SOCIEDAD CIVIL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y CONSOLIDAR UN SISTEMA DE REDES DE BÚSQUEDA Y PROCESAMIENTO DE INFORMACIÓN ESTRATÉGICA, A FIN DE AUMENTAR LA EFICIENCIA DE LAS OPERACIONES DE INTELIGENCIA Y CONTRAINTELIGENCIA, QUE PERMITA LA TOMA DE DECISIONES ACERTADAS EN MATERIA DE SEGURIDAD DE ESTADO

UNIDAD DE MEDIDA: OPERACIÓN **META:** 36.000

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL (SEBIN) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330052001 EJECUTAR OPERACIONES DIRIGIDAS A LA OBTENCIÓN DE INFORMACIÓN, QUE PERMITA LA DETECCIÓN Y POSTERIOR NEUTRALIZACIÓN DE AMENAZAS QUE ATENTEN CONTRA LA ESTABILIDAD DEL SISTEMA DEMOCRÁTICO, LA INSTITUCIONALIDAD Y LA SOBERANÍA NACIONAL

UNIDAD DE MEDIDA: OPERACIÓN **META:** 36.000

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL (SEBIN)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	09	00	00	Productos de madera	630.000	0	0	0	0	630.000
402	09	01	00	Productos primarios de madera	630.000	0	0	0	0	630.000
402	10	00	00	Productos varios y útiles diversos	18.293.360	0	0	0	0	18.293.360
402	10	01	00	Artículos de deporte, recreación y juguetes	1.285.450	0	0	0	0	1.285.450
402	10	02	00	Materiales y útiles de limpieza y aseo	1.530.000	0	0	0	0	1.530.000
402	10	03	00	Utensilios de cocina y comedor	225.000	0	0	0	0	225.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	750.000	0	0	0	0	750.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.386.550	0	0	0	0	3.386.550
402	10	06	00	Condecoraciones, ofrendas y similares	3.580.000	0	0	0	0	3.580.000
402	10	07	00	Productos de seguridad en el trabajo	1.769.760	0	0	0	0	1.769.760
402	10	08	00	Materiales para equipos de computación	3.415.200	0	0	0	0	3.415.200
402	10	11	00	Materiales eléctricos	1.950.000	0	0	0	0	1.950.000
402	10	12	00	Materiales para instalaciones sanitarias	401.400	0	0	0	0	401.400
402	99	00	00	Otros materiales y suministros	10.000.000	0	0	0	0	10.000.000
402	99	01	00	Otros materiales y suministros	10.000.000	0	0	0	0	10.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**164.370.307**	**0**	**0**	**0**	**0**	**164.370.307**
403	04	00	00	Servicios básicos	6.312.786	0	0	0	0	6.312.786
403	04	01	00	Electricidad	900.000	0	0	0	0	900.000
403	04	02	00	Gas	5.000	0	0	0	0	5.000
403	04	03	00	Agua	1.419.026	0	0	0	0	1.419.026
403	04	04	00	Teléfonos	3.488.760	0	0	0	0	3.488.760
403	04	04	01	Servicios de telefonía prestados por organismos públicos	2.900.000	0	0	0	0	2.900.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	588.760	0	0	0	0	588.760
403	04	05	00	Servicio de comunicaciones	500.000	0	0	0	0	500.000
403	06	00	00	Servicios de transporte y almacenaje	151.852	0	0	0	0	151.852

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129163 330052000 PRESERVAR LA SOBERANÍA NACIONAL, LA INSTITUCIONALIDAD Y LA CONTINUIDAD DEMOCRÁTICA, MEDIANTE LA DETECCIÓN Y NEUTRALIZACIÓN DE AMENAZAS QUE PONGAN EN RIESGO LA ESTABILIDAD DEL ESTADO Y LA SOCIEDAD CIVIL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y CONSOLIDAR UN SISTEMA DE REDES DE BÚSQUEDA Y PROCESAMIENTO DE INFORMACIÓN ESTRATÉGICA, A FIN DE AUMENTAR LA EFICIENCIA DE LAS OPERACIONES DE INTELIGENCIA Y CONTRAINTELIGENCIA, QUE PERMITA LA TOMA DE DECISIONES ACERTADAS EN MATERIA DE SEGURIDAD DE ESTADO

UNIDAD DE MEDIDA: OPERACIÓN **META:** 36.000

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL (SEBIN) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330052001 EJECUTAR OPERACIONES DIRIGIDAS A LA OBTENCIÓN DE INFORMACIÓN, QUE PERMITA LA DETECCIÓN Y POSTERIOR NEUTRALIZACIÓN DE AMENAZAS QUE ATENTEN CONTRA LA ESTABILIDAD DEL SISTEMA DEMOCRÁTICO, LA INSTITUCIONALIDAD Y LA SOBERANÍA NACIONAL

UNIDAD DE MEDIDA: OPERACIÓN **META:** 36.000

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL (SEBIN)

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	01	00	Fletes y embalajes	61.852	0	0	0	0	61.852
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	90.000	0	0	0	0	90.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	552.370	0	0	0	0	552.370
403	07	04	00	Avisos	552.370	0	0	0	0	552.370
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	25.104.300	0	0	0	0	25.104.300
403	08	01	00	Primas y gastos de seguros	24.448.000	0	0	0	0	24.448.000
403	08	02	00	Comisiones y gastos bancarios	656.300	0	0	0	0	656.300
403	09	00	00	Viáticos y pasajes	3.187.500	0	0	0	0	3.187.500
403	09	01	00	Viáticos y pasajes dentro del país	2.377.500	0	0	0	0	2.377.500
403	09	02	00	Viáticos y pasajes fuera del país	810.000	0	0	0	0	810.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.694.625	0	0	0	0	3.694.625
403	10	03	00	Servicios de procesamiento de datos	194.625	0	0	0	0	194.625
403	10	07	00	Servicios de capacitación y adiestramiento	3.500.000	0	0	0	0	3.500.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	32.677.462	0	0	0	0	32.677.462
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	24.088.750	0	0	0	0	24.088.750
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	1.000.000	0	0	0	0	1.000.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	690.000	0	0	0	0	690.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	6.898.712	0	0	0	0	6.898.712
403	12	00	00	Conservación y reparaciones menores de obras	3.681.395	0	0	0	0	3.681.395
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.681.395	0	0	0	0	3.681.395
403	16	00	00	Servicios de diversión, esparcimiento y culturales	46.816.246	0	0	0	0	46.816.246
403	16	01	00	Servicios de diversión, esparcimiento y culturales	46.816.246	0	0	0	0	46.816.246
403	18	00	00	Impuestos indirectos	31.074.175	0	0	0	0	31.074.175
403	18	01	00	Impuesto al valor agregado	30.723.558	0	0	0	0	30.723.558

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129163 330052000 PRESERVAR LA SOBERANÍA NACIONAL, LA INSTITUCIONALIDAD Y LA CONTINUIDAD DEMOCRÁTICA, MEDIANTE LA DETECCIÓN Y NEUTRALIZACIÓN DE AMENAZAS QUE PONGAN EN RIESGO LA ESTABILIDAD DEL ESTADO Y LA SOCIEDAD CIVIL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y CONSOLIDAR UN SISTEMA DE REDES DE BÚSQUEDA Y PROCESAMIENTO DE INFORMACIÓN ESTRATÉGICA, A FIN DE AUMENTAR LA EFICIENCIA DE LAS OPERACIONES DE INTELIGENCIA Y CONTRAINTELIGENCIA, QUE PERMITA LA TOMA DE DECISIONES ACERTADAS EN MATERIA DE SEGURIDAD DE ESTADO

UNIDAD DE MEDIDA: OPERACIÓN **META:** 36.000

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL (SEBIN)

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 330052001 EJECUTAR OPERACIONES DIRIGIDAS A LA OBTENCIÓN DE INFORMACIÓN, QUE PERMITA LA DETECCIÓN Y POSTERIOR NEUTRALIZACIÓN DE AMENAZAS QUE ATENTEN CONTRA LA ESTABILIDAD DEL SISTEMA DEMOCRÁTICO, LA INSTITUCIONALIDAD Y LA SOBERANÍA NACIONAL

UNIDAD DE MEDIDA: OPERACIÓN **META:** 36.000

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL (SEBIN)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	99	00	Otros impuestos indirectos	350.617	0	0	0	0	350.617
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.872.228	0	0	0	0	4.872.228
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.872.228	0	0	0	0	4.872.228
403	99	00	00	Otros servicios no personales	6.245.368	0	0	0	0	6.245.368
403	99	01	00	Otros servicios no personales	6.245.368	0	0	0	0	6.245.368
404	**00**	**00**	**00**	**Activos reales**	**40.260.352**	**0**	**0**	**0**	**0**	**40.260.352**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	22.112.082	0	0	0	0	22.112.082
404	01	01	00	Repuestos mayores	8.367.500	0	0	0	0	8.367.500
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	7.490.000	0	0	0	0	7.490.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	877.500	0	0	0	0	877.500
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	13.744.582	0	0	0	0	13.744.582
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	10.005.000	0	0	0	0	10.005.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	3.739.582	0	0	0	0	3.739.582
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	189.000	0	0	0	0	189.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	189.000	0	0	0	0	189.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.166.680	0	0	0	0	3.166.680
404	05	01	00	Equipos de telecomunicaciones	3.166.680	0	0	0	0	3.166.680
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	292.500	0	0	0	0	292.500
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	292.500	0	0	0	0	292.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	812.825	0	0	0	0	812.825
404	07	02	00	Equipos de enseñanza, deporte y recreación	812.825	0	0	0	0	812.825
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	6.512.500	0	0	0	0	6.512.500
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	6.512.500	0	0	0	0	6.512.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.174.765	0	0	0	0	7.174.765

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129163 330052000 PRESERVAR LA SOBERANÍA NACIONAL, LA INSTITUCIONALIDAD Y LA CONTINUIDAD DEMOCRÁTICA, MEDIANTE LA DETECCIÓN Y NEUTRALIZACIÓN DE AMENAZAS QUE PONGAN EN RIESGO LA ESTABILIDAD DEL ESTADO Y LA SOCIEDAD CIVIL.

OBJETIVO DEL PROYECTO: DESARROLLAR Y CONSOLIDAR UN SISTEMA DE REDES DE BÚSQUEDA Y PROCESAMIENTO DE INFORMACIÓN ESTRATÉGICA, A FIN DE AUMENTAR LA EFICIENCIA DE LAS OPERACIONES DE INTELIGENCIA Y CONTRAINTELIGENCIA, QUE PERMITA LA TOMA DE DECISIONES ACERTADAS EN MATERIA DE SEGURIDAD DE ESTADO

UNIDAD DE MEDIDA: OPERACIÓN **META:** 36.000

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL (SEBIN) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330052001 EJECUTAR OPERACIONES DIRIGIDAS A LA OBTENCIÓN DE INFORMACIÓN, QUE PERMITA LA DETECCIÓN Y POSTERIOR NEUTRALIZACIÓN DE AMENAZAS QUE ATENTEN CONTRA LA ESTABILIDAD DEL SISTEMA DEMOCRÁTICO, LA INSTITUCIONALIDAD Y LA SOBERANÍA NACIONAL

UNIDAD DE MEDIDA: OPERACIÓN **META:** 36.000

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL (SEBIN)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	2.849.109	0	0	0	0	2.849.109
404	09	02	00	Equipos de computación	2.072.731	0	0	0	0	2.072.731
404	09	03	00	Mobiliario y equipos de alojamiento	2.252.925	0	0	0	0	2.252.925
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**120.000.000**	**0**	**0**	**0**	**0**	**120.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	120.000.000	0	0	0	0	120.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	120.000.000	0	0	0	0	120.000.000
				Totales	**2.682.106.310**	**0**	**0**	**0**	**0**	**2.682.106.310**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129204 330053000 EMPODERAMIENTO Y CONSOLIDACIÓN DEL SISTEMA DE ANÁLISIS, CONTROL Y REGULACIÓN DE COSTOS, GANANCIAS Y PRECIOS JUSTOS.

OBJETIVO DEL PROYECTO: ESTRUCTURAS DE PRECIOS JUSTOS DE BIENES Y SERVICIOS, EN CONSONANCIA CON LA LEY ORGÁNICA DE PRECIOS JUSTOS Y NORMATIVA CONEXA.

UNIDAD DE MEDIDA: ESTUDIO

META: 20

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL PARA LA DEFENSA DE LOS DERECHOS SOCIOECONÓMICOS (SUNDDE)

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.031.098**	**0**	**0**	**0**	**0**	**19.031.098**
402	05	00	00	Productos de papel, cartón e impresos	2.362.610	0	0	0	0	2.362.610
402	05	01	00	Pulpa de madera, papel y cartón	612.080	0	0	0	0	612.080
402	05	03	00	Productos de papel y cartón para oficina	1.750.530	0	0	0	0	1.750.530
402	06	00	00	Productos químicos y derivados	72.800	0	0	0	0	72.800
402	06	08	00	Productos plásticos	72.800	0	0	0	0	72.800
402	10	00	00	Productos varios y útiles diversos	16.595.688	0	0	0	0	16.595.688
402	10	02	00	Materiales y útiles de limpieza y aseo	4.000	0	0	0	0	4.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.386.988	0	0	0	0	1.386.988
402	10	07	00	Productos de seguridad en el trabajo	200.000	0	0	0	0	200.000
402	10	08	00	Materiales para equipos de computación	15.004.700	0	0	0	0	15.004.700
403	**00**	**00**	**00**	**Servicios no personales**	**10.357.059**	**0**	**0**	**0**	**0**	**10.357.059**
403	09	00	00	Viáticos y pasajes	4.563.807	0	0	0	0	4.563.807
403	09	01	00	Viáticos y pasajes dentro del país	4.563.807	0	0	0	0	4.563.807
403	18	00	00	Impuestos indirectos	5.793.252	0	0	0	0	5.793.252
403	18	01	00	Impuesto al valor agregado	5.793.252	0	0	0	0	5.793.252
404	**00**	**00**	**00**	**Activos reales**	**29.246.000**	**0**	**0**	**0**	**0**	**29.246.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	29.246.000	0	0	0	0	29.246.000
404	09	01	00	Mobiliario y equipos de oficina	10.220.000	0	0	0	0	10.220.000
404	09	02	00	Equipos de computación	14.910.000	0	0	0	0	14.910.000
404	09	03	00	Mobiliario y equipos de alojamiento	4.116.000	0	0	0	0	4.116.000
				Totales	**58.634.157**	**0**	**0**	**0**	**0**	**58.634.157**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129204 330053000 EMPODERAMIENTO Y CONSOLIDACIÓN DEL SISTEMA DE ANÁLISIS, CONTROL Y REGULACIÓN DE COSTOS, GANANCIAS Y PRECIOS JUSTOS.

OBJETIVO DEL PROYECTO: ESTRUCTURAS DE PRECIOS JUSTOS DE BIENES Y SERVICIOS, EN CONSONANCIA CON LA LEY ORGÁNICA DE PRECIOS JUSTOS Y NORMATIVA CONEXA.

UNIDAD DE MEDIDA: ESTUDIO

META: 20

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL PARA LA DEFENSA DE LOS DERECHOS SOCIOECONÓMICOS (SUNDDE)

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129204 330053000 EMPODERAMIENTO Y CONSOLIDACIÓN DEL SISTEMA DE ANÁLISIS, CONTROL Y REGULACIÓN DE COSTOS, GANANCIAS Y PRECIOS JUSTOS.

OBJETIVO DEL PROYECTO: ESTRUCTURAS DE PRECIOS JUSTOS DE BIENES Y SERVICIOS, EN CONSONANCIA CON LA LEY ORGÁNICA DE PRECIOS JUSTOS Y NORMATIVA CONEXA.

UNIDAD DE MEDIDA: ESTUDIO **META:** 20

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL PARA LA DEFENSA DE LOS DERECHOS SOCIOECONÓMICOS (SUNDDE) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330053001 ROBUSTECER EL REGISTRO ÚNICO DE PERSONAS QUE DESARROLLAN ACTIVIDADES ECONÓMICAS (RUPDAE).

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: INTENDENCIA DE COSTOS, GANANCIAS Y PRECIOS JUSTOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.643.518**	**0**	**0**	**0**	**0**	**3.643.518**
402	05	00	00	Productos de papel, cartón e impresos	465.250	0	0	0	0	465.250
402	05	01	00	Pulpa de madera, papel y cartón	122.080	0	0	0	0	122.080
402	05	03	00	Productos de papel y cartón para oficina	343.170	0	0	0	0	343.170
402	06	00	00	Productos químicos y derivados	14.000	0	0	0	0	14.000
402	06	08	00	Productos plásticos	14.000	0	0	0	0	14.000
402	10	00	00	Productos varios y útiles diversos	3.164.268	0	0	0	0	3.164.268
402	10	02	00	Materiales y útiles de limpieza y aseo	800	0	0	0	0	800
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	271.868	0	0	0	0	271.868
402	10	07	00	Productos de seguridad en el trabajo	40.000	0	0	0	0	40.000
402	10	08	00	Materiales para equipos de computación	2.851.600	0	0	0	0	2.851.600
403	**00**	**00**	**00**	**Servicios no personales**	**1.087.382**	**0**	**0**	**0**	**0**	**1.087.382**
403	18	00	00	Impuestos indirectos	1.087.382	0	0	0	0	1.087.382
403	18	01	00	Impuesto al valor agregado	1.087.382	0	0	0	0	1.087.382
404	**00**	**00**	**00**	**Activos reales**	**5.418.000**	**0**	**0**	**0**	**0**	**5.418.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.418.000	0	0	0	0	5.418.000
404	09	01	00	Mobiliario y equipos de oficina	2.016.000	0	0	0	0	2.016.000
404	09	02	00	Equipos de computación	2.366.000	0	0	0	0	2.366.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.036.000	0	0	0	0	1.036.000
				Totales	**10.148.900**	**0**	**0**	**0**	**0**	**10.148.900**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129204 330053000 EMPODERAMIENTO Y CONSOLIDACIÓN DEL SISTEMA DE ANÁLISIS, CONTROL Y REGULACIÓN DE COSTOS, GANANCIAS Y PRECIOS JUSTOS.

OBJETIVO DEL PROYECTO: ESTRUCTURAS DE PRECIOS JUSTOS DE BIENES Y SERVICIOS, EN CONSONANCIA CON LA LEY ORGÁNICA DE PRECIOS JUSTOS Y NORMATIVA CONEXA.

UNIDAD DE MEDIDA: ESTUDIO **META:** 20

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL PARA LA DEFENSA DE LOS DERECHOS SOCIOECONÓMICOS (SUNDDE) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330053002 DESARROLLAR PROYECTOS DE INVESTIGACIÓN, ESTADÍSTICAS OFICIALES E INFORMES TÉCNICOS, CON EL FIN DE RECOMENDAR POLÍTICAS PÚBLICAS EN MATERIA CONTABLE, ECONÓMICA Y SOCIOPOLÍTICA.

UNIDAD DE MEDIDA: INFORME **META:** 24

RESPONSABLE/EJECUTOR: INTENDENCIA DE COSTOS, GANANCIAS Y PRECIOS JUSTOS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.676.006**	**0**	**0**	**0**	**0**	**3.676.006**
402	05	00	00	Productos de papel, cartón e impresos	478.130	0	0	0	0	478.130
402	05	01	00	Pulpa de madera, papel y cartón	122.080	0	0	0	0	122.080
402	05	03	00	Productos de papel y cartón para oficina	356.050	0	0	0	0	356.050
402	06	00	00	Productos químicos y derivados	14.000	0	0	0	0	14.000
402	06	08	00	Productos plásticos	14.000	0	0	0	0	14.000
402	10	00	00	Productos varios y útiles diversos	3.183.876	0	0	0	0	3.183.876
402	10	02	00	Materiales y útiles de limpieza y aseo	800	0	0	0	0	800
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	273.876	0	0	0	0	273.876
402	10	07	00	Productos de seguridad en el trabajo	40.000	0	0	0	0	40.000
402	10	08	00	Materiales para equipos de computación	2.869.200	0	0	0	0	2.869.200
403	**00**	**00**	**00**	**Servicios no personales**	**983.761**	**0**	**0**	**0**	**0**	**983.761**
403	18	00	00	Impuestos indirectos	983.761	0	0	0	0	983.761
403	18	01	00	Impuesto al valor agregado	983.761	0	0	0	0	983.761
404	**00**	**00**	**00**	**Activos reales**	**4.522.000**	**0**	**0**	**0**	**0**	**4.522.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.522.000	0	0	0	0	4.522.000
404	09	01	00	Mobiliario y equipos de oficina	2.016.000	0	0	0	0	2.016.000
404	09	02	00	Equipos de computación	2.366.000	0	0	0	0	2.366.000
404	09	03	00	Mobiliario y equipos de alojamiento	140.000	0	0	0	0	140.000
				Totales	**9.181.767**	**0**	**0**	**0**	**0**	**9.181.767**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129204 330053000 EMPODERAMIENTO Y CONSOLIDACIÓN DEL SISTEMA DE ANÁLISIS, CONTROL Y REGULACIÓN DE COSTOS, GANANCIAS Y PRECIOS JUSTOS.

OBJETIVO DEL PROYECTO: ESTRUCTURAS DE PRECIOS JUSTOS DE BIENES Y SERVICIOS, EN CONSONANCIA CON LA LEY ORGÁNICA DE PRECIOS JUSTOS Y NORMATIVA CONEXA.

UNIDAD DE MEDIDA: ESTUDIO **META:** 20

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL PARA LA DEFENSA DE LOS DERECHOS SOCIOECONÓMICOS (SUNDDE) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330053003 ESTUDIAR EL PROCESO PRODUCTIVO Y ANALIZAR LA INFORMACIÓN CONTABLE PARA EL CÁLCULO DE LOS COSTOS DE LOS PRODUCTOS O SERVICIOS ESTRATÉGICAMENTE SELECCIONADOS.

UNIDAD DE MEDIDA: ESTUDIO **META:** 20

RESPONSABLE/EJECUTOR: INTENDENCIA DE COSTOS, GANANCIAS Y PRECIOS JUSTOS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.748.656**	**0**	**0**	**0**	**0**	**7.748.656**
402	05	00	00	Productos de papel, cartón e impresos	932.180	0	0	0	0	932.180
402	05	01	00	Pulpa de madera, papel y cartón	245.840	0	0	0	0	245.840
402	05	03	00	Productos de papel y cartón para oficina	686.340	0	0	0	0	686.340
402	06	00	00	Productos químicos y derivados	30.800	0	0	0	0	30.800
402	06	08	00	Productos plásticos	30.800	0	0	0	0	30.800
402	10	00	00	Productos varios y útiles diversos	6.785.676	0	0	0	0	6.785.676
402	10	02	00	Materiales y útiles de limpieza y aseo	1.600	0	0	0	0	1.600
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	569.376	0	0	0	0	569.376
402	10	07	00	Productos de seguridad en el trabajo	80.000	0	0	0	0	80.000
402	10	08	00	Materiales para equipos de computación	6.134.700	0	0	0	0	6.134.700
403	**00**	**00**	**00**	**Servicios no personales**	**6.931.726**	**0**	**0**	**0**	**0**	**6.931.726**
403	09	00	00	Viáticos y pasajes	4.563.807	0	0	0	0	4.563.807
403	09	01	00	Viáticos y pasajes dentro del país	4.563.807	0	0	0	0	4.563.807
403	18	00	00	Impuestos indirectos	2.367.919	0	0	0	0	2.367.919
403	18	01	00	Impuesto al valor agregado	2.367.919	0	0	0	0	2.367.919
404	**00**	**00**	**00**	**Activos reales**	**11.984.000**	**0**	**0**	**0**	**0**	**11.984.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.984.000	0	0	0	0	11.984.000
404	09	01	00	Mobiliario y equipos de oficina	4.172.000	0	0	0	0	4.172.000
404	09	02	00	Equipos de computación	5.852.000	0	0	0	0	5.852.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.960.000	0	0	0	0	1.960.000
				Totales	**26.664.382**	**0**	**0**	**0**	**0**	**26.664.382**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 129204 330053000 EMPODERAMIENTO Y CONSOLIDACIÓN DEL SISTEMA DE ANÁLISIS, CONTROL Y REGULACIÓN DE COSTOS, GANANCIAS Y PRECIOS JUSTOS.

OBJETIVO DEL PROYECTO: ESTRUCTURAS DE PRECIOS JUSTOS DE BIENES Y SERVICIOS, EN CONSONANCIA CON LA LEY ORGÁNICA DE PRECIOS JUSTOS Y NORMATIVA CONEXA.

UNIDAD DE MEDIDA: ESTUDIO **META:** 20

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL PARA LA DEFENSA DE LOS DERECHOS SOCIOECONÓMICOS (SUNDDE) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 330053004 DETERMINAR EL MARGEN DE GANANCIAS Y PRECIOS PARA LOS PRODUCTOS O SERVICIOS ESTRATÉGICAMENTE SELECCIONADOS.

UNIDAD DE MEDIDA: ESTUDIO **META:** 20

RESPONSABLE/EJECUTOR: INTENDENCIA DE COSTOS, GANANCIAS Y PRECIOS JUSTOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**3.962.918**	**0**	**0**	**0**	**0**	**3.962.918**
402	05	00	00	Productos de papel, cartón e impresos	487.050	0	0	0	0	487.050
402	05	01	00	Pulpa de madera, papel y cartón	122.080	0	0	0	0	122.080
402	05	03	00	Productos de papel y cartón para oficina	364.970	0	0	0	0	364.970
402	06	00	00	Productos químicos y derivados	14.000	0	0	0	0	14.000
402	06	08	00	Productos plásticos	14.000	0	0	0	0	14.000
402	10	00	00	Productos varios y útiles diversos	3.461.868	0	0	0	0	3.461.868
402	10	02	00	Materiales y útiles de limpieza y aseo	800	0	0	0	0	800
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	271.868	0	0	0	0	271.868
402	10	07	00	Productos de seguridad en el trabajo	40.000	0	0	0	0	40.000
402	10	08	00	Materiales para equipos de computación	3.149.200	0	0	0	0	3.149.200
403	**00**	**00**	**00**	**Servicios no personales**	**1.354.190**	**0**	**0**	**0**	**0**	**1.354.190**
403	18	00	00	Impuestos indirectos	1.354.190	0	0	0	0	1.354.190
403	18	01	00	Impuesto al valor agregado	1.354.190	0	0	0	0	1.354.190
404	**00**	**00**	**00**	**Activos reales**	**7.322.000**	**0**	**0**	**0**	**0**	**7.322.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.322.000	0	0	0	0	7.322.000
404	09	01	00	Mobiliario y equipos de oficina	2.016.000	0	0	0	0	2.016.000
404	09	02	00	Equipos de computación	4.326.000	0	0	0	0	4.326.000
404	09	03	00	Mobiliario y equipos de alojamiento	980.000	0	0	0	0	980.000
				Totales	**12.639.108**	**0**	**0**	**0**	**0**	**12.639.108**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 339999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS.

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 264.640.016

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA VICEPRESIDENCIA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**264.640.016**	**0**	**0**	**0**	**0**	**264.640.016**
407	01	00	00	Transferencias y donaciones corrientes internas	264.640.016	0	0	0	0	264.640.016
407	01	03	00	Transferencias corrientes internas al sector público	264.640.016	0	0	0	0	264.640.016
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	264.640.016	0	0	0	0	264.640.016
				Totales	**264.640.016**	**0**	**0**	**0**	**0**	**264.640.016**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 339999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS.

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 264.640.016

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA VICEPRESIDENCIA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**264.640.016**	0	0	0	0	**264.640.016**
407	01	00	00	Transferencias y donaciones corrientes internas	264.640.016	0	0	0	0	264.640.016
407	01	03	00	Transferencias corrientes internas al sector público	264.640.016	0	0	0	0	264.640.016
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	264.640.016	0	0	0	0	264.640.016
				- A0460 Fundación Misión Milagro	16.325.685	0	0	0	0	16.325.685
				- A0487 Fundación Gran Misión Saber y Trabajo	105.377.895	0	0	0	0	105.377.895
				- A0542 Fundación Misión Nevado	21.688.100	0	0	0	0	21.688.100
				- A0587 Fundación Misión Arbol	10.844.050	0	0	0	0	10.844.050
				- A0830 Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (SATA)	52.654.945	0	0	0	0	52.654.945
				- A0908 Servicio Nacional de Contrataciones	57.749.341	0	0	0	0	57.749.341
				Totales	**264.640.016**	0	0	0	0	264.640.016

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 339999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS.

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 264.640.016

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA VICEPRESIDENCIA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 339999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MISIÓN ÁRBOL

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.844.050

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA VICEPRESIDENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**10.844.050**	**0**	**0**	**0**	**0**	**10.844.050**
407	01	00	00	Transferencias y donaciones corrientes internas	10.844.050	0	0	0	0	10.844.050
407	01	03	00	Transferencias corrientes internas al sector público	10.844.050	0	0	0	0	10.844.050
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	10.844.050	0	0	0	0	10.844.050
				Totales	**10.844.050**	**0**	**0**	**0**	**0**	**10.844.050**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 339999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS.

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 264.640.016

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA VICEPRESIDENCIA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 339999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO NACIONAL DE CONTRATACIONES

UNIDAD DE MEDIDA: BOLÍVAR **META:** 57.749.341

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA VICEPRESIDENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**57.749.341**	0	**0**	0	0	**57.749.341**
407	01	00	00	Transferencias y donaciones corrientes internas	57.749.341	0	0	0	0	57.749.341
407	01	03	00	Transferencias corrientes internas al sector público	57.749.341	0	0	0	0	57.749.341
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	57.749.341	0	0	0	0	57.749.341
				Totales	**57.749.341**	**0**	**0**	0	0	**57.749.341**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 339999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS.

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 264.640.016

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA VICEPRESIDENCIA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 339999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO COORDINADO DE TRANSPORTE AÉREO DEL EJECUTIVO NACIONAL (SATA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 52.654.945

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA VICEPRESIDENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**52.654.945**	**0**	**0**	**0**	**0**	**52.654.945**
407	01	00	00	Transferencias y donaciones corrientes internas	52.654.945	0	0	0	0	52.654.945
407	01	03	00	Transferencias corrientes internas al sector público	52.654.945	0	0	0	0	52.654.945
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	52.654.945	0	0	0	0	52.654.945
				Totales	**52.654.945**	**0**	**0**	**0**	**0**	52.654.945

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 339999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS.

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 264.640.016

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA VICEPRESIDENCIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 339999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MISIÓN MILAGRO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 16.325.685

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA VICEPRESIDENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**16.325.685**	0	0	0	0	**16.325.685**
407	01	00	00	Transferencias y donaciones corrientes internas	16.325.685	0	0	0	0	16.325.685
407	01	03	00	Transferencias corrientes internas al sector público	16.325.685	0	0	0	0	16.325.685
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	16.325.685	0	0	0	0	16.325.685
				Totales	**16.325.685**	0	**0**	0	0	**16.325.685**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 339999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS.

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 264.640.016

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA VICEPRESIDENCIA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 339999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN GRAN MISIÓN SABER Y TRABAJO

UNIDAD DE MEDIDA: BOLÍVAR

META: 105.377.895

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA VICEPRESIDENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**105.377.895**	**0**	**0**	**0**	**0**	**105.377.895**
407	01	00	00	Transferencias y donaciones corrientes internas	105.377.895	0	0	0	0	105.377.895
407	01	03	00	Transferencias corrientes internas al sector público	105.377.895	0	0	0	0	105.377.895
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	105.377.895	0	0	0	0	105.377.895
				Totales	**105.377.895**	**0**	**0**	**0**	**0**	**105.377.895**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 339999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS.

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 264.640.016

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA VICEPRESIDENCIA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 339999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MISIÓN NEVADO

UNIDAD DE MEDIDA: BOLÍVAR

META: 21.688.100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA VICEPRESIDENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**21.688.100**	**0**	**0**	**0**	**0**	**21.688.100**
407	01	00	00	Transferencias y donaciones corrientes internas	21.688.100	0	0	0	0	21.688.100
407	01	03	00	Transferencias corrientes internas al sector público	21.688.100	0	0	0	0	21.688.100
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	21.688.100	0	0	0	0	21.688.100
				Totales	**21.688.100**	**0**	**0**	**0**	**0**	**21.688.100**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.658.213.640**	**0**	**0**	**0**	**0**	**1.658.213.640**
401	01	00	00	Sueldos, salarios y otras retribuciones	545.696.933	0	0	0	0	545.696.933
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	362.159.416	0	0	0	0	362.159.416
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	18.537.138	0	0	0	0	18.537.138
401	01	12	00	Salarios a obreros en puestos no permanentes	9.802.169	0	0	0	0	9.802.169
401	01	18	00	Remuneraciones al personal contratado	142.745.545	0	0	0	0	142.745.545
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	128.365.545	0	0	0	0	128.365.545
401	01	18	02	Remuneraciones por honorarios profesionales	14.380.000	0	0	0	0	14.380.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	102.181	0	0	0	0	102.181
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	160.000	0	0	0	0	160.000
401	01	99	00	Otras retribuciones	12.190.484	0	0	0	0	12.190.484
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	6.771.452	0	0	0	0	6.771.452
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.713.244	0	0	0	0	2.713.244
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	4.058.208	0	0	0	0	4.058.208
401	03	00	00	Primas	98.396.098	0	0	0	0	98.396.098
401	03	02	00	Primas de transporte a empleados	9.100.800	0	0	0	0	9.100.800
401	03	03	00	Primas por hogar a empleados	890.400	0	0	0	0	890.400
401	03	04	00	Primas por hijos a empleados	180.000	0	0	0	0	180.000
401	03	08	00	Primas de profesionalización a empleados	10.616.041	0	0	0	0	10.616.041
401	03	09	00	Primas por antigüedad a empleados	5.091.225	0	0	0	0	5.091.225
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	21.107.643	0	0	0	0	21.107.643
401	03	18	00	Primas por hogar a obreros	1.680.000	0	0	0	0	1.680.000
401	03	19	00	Primas por hijos de obreros	253.800	0	0	0	0	253.800
401	03	21	00	Primas por antigüedad a obreros	687.225	0	0	0	0	687.225
401	03	22	00	Primas de profesionalización a obreros	57.045	0	0	0	0	57.045
401	03	37	00	Primas de transporte al personal contratado	2.880.000	0	0	0	0	2.880.000
401	03	38	00	Primas por hogar al personal contratado	3.242.400	0	0	0	0	3.242.400
401	03	39	00	Primas por hijos al personal contratado	2.324.800	0	0	0	0	2.324.800
401	03	40	00	Primas de profesionalización al personal contratado	28.555.282	0	0	0	0	28.555.282
401	03	41	00	Primas por antiguedad al personal contratado	2.570.700	0	0	0	0	2.570.700
401	03	47	00	Primas al personal de alto nivel y de dirección	107.400	0	0	0	0	107.400
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de	27.337	0	0	0	0	27.337

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				elección popular						
401	03	96	00	Otras primas al personal contratado	9.024.000	0	0	0	0	9.024.000
401	04	00	00	Complementos de sueldos y salarios	408.915.640	0	0	0	0	408.915.640
401	04	06	00	Complemento a empleados por comisión de servicios	4.123.200	0	0	0	0	4.123.200
401	04	08	00	Bono compensatorio de alimentación a empleados	133.432.714	0	0	0	0	133.432.714
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	836.894	0	0	0	0	836.894
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.087.962	0	0	0	0	1.087.962
401	04	18	00	Bono compensatorio de alimentación a obreros	13.039.380	0	0	0	0	13.039.380
401	04	20	00	Complemento a obreros por días feriados	669.515	0	0	0	0	669.515
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	6.738.057	0	0	0	0	6.738.057
401	04	26	00	Bono compensatorio de alimentación al personal contratado	65.512.800	0	0	0	0	65.512.800
401	04	28	00	Complemento al personal contratado por días feriados	3.146.175	0	0	0	0	3.146.175
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	81.206	0	0	0	0	81.206
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	33.750	0	0	0	0	33.750
401	04	96	00	Otros complementos a empleados	76.609.780	0	0	0	0	76.609.780
401	04	97	00	Otros complementos a obreros	79.608.971	0	0	0	0	79.608.971
401	04	98	00	Otros complementos al personal contratado	23.995.236	0	0	0	0	23.995.236
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	39.287.728	0	0	0	0	39.287.728
401	05	01	00	Aguinaldos a empleados	5.847.952	0	0	0	0	5.847.952
401	05	03	00	Bono vacacional a empleados	1.654.565	0	0	0	0	1.654.565
401	05	04	00	Aguinaldos a obreros	7.197.016	0	0	0	0	7.197.016
401	05	06	00	Bono vacacional a obreros	871.300	0	0	0	0	871.300
401	05	07	00	Aguinaldos al personal contratado	17.996.427	0	0	0	0	17.996.427
401	05	08	00	Bono vacacional al personal contratado	5.645.567	0	0	0	0	5.645.567
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	53.469	0	0	0	0	53.469
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	21.432	0	0	0	0	21.432
401	06	00	00	Aportes patronales y legales	16.209.393	0	0	0	0	16.209.393
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.641.373	0	0	0	0	1.641.373
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	324.582	0	0	0	0	324.582
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	364.750	0	0	0	0	364.750
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	563.410	0	0	0	0	563.410

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.274.624	0	0	0	0	2.274.624
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	556.114	0	0	0	0	556.114
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	505.472	0	0	0	0	505.472
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	762.255	0	0	0	0	762.255
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	5.090.089	0	0	0	0	5.090.089
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.843.905	0	0	0	0	1.843.905
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.131.131	0	0	0	0	1.131.131
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	17.354	0	0	0	0	17.354
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.065	0	0	0	0	3.065
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	6.067	0	0	0	0	6.067
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	3.856	0	0	0	0	3.856
401	06	95	00	Otros aportes legales por personal contratado	1.121.346	0	0	0	0	1.121.346
401	07	00	00	Asistencia socio-económica	507.388.451	0	0	0	0	507.388.451
401	07	02	00	Becas a empleados	2.528.640	0	0	0	0	2.528.640
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.226.513	0	0	0	0	1.226.513
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	214.796.832	0	0	0	0	214.796.832
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	606.900	0	0	0	0	606.900
401	07	10	00	Dotación de uniformes a empleados	71.916.904	0	0	0	0	71.916.904
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	267.000	0	0	0	0	267.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	41.404.000	0	0	0	0	41.404.000
401	07	18	00	Becas a obreros	194.400	0	0	0	0	194.400
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.853.714	0	0	0	0	1.853.714
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	21.360.000	0	0	0	0	21.360.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.213.800	0	0	0	0	1.213.800
401	07	26	00	Dotación de uniformes a obreros	10.351.224	0	0	0	0	10.351.224
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.180.000	0	0	0	0	1.180.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	10.218	0	0	0	0	10.218
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	106.800	0	0	0	0	106.800
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	45.000	0	0	0	0	45.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	75	00	Becas al personal contratado	1.106.400	0	0	0	0	1.106.400
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	4.289.342	0	0	0	0	4.289.342
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	94.704.000	0	0	0	0	94.704.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	4.212.601	0	0	0	0	4.212.601
401	07	83	00	Dotación de uniformes al personal contratado	30.135.016	0	0	0	0	30.135.016
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	296.667	0	0	0	0	296.667
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	3.540.000	0	0	0	0	3.540.000
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	6.480	0	0	0	0	6.480
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	36.000	0	0	0	0	36.000
401	08	00	00	Prestaciones sociales e indemnizaciones	35.547.945	0	0	0	0	35.547.945
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.457.681	0	0	0	0	5.457.681
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	8.588.417	0	0	0	0	8.588.417
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	21.451.855	0	0	0	0	21.451.855
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	49.992	0	0	0	0	49.992
403	**00**	**00**	**00**	**Servicios no personales**	**79.005.978**	**0**	**0**	**0**	**0**	**79.005.978**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	24.743.131	0	0	0	0	24.743.131
403	10	07	00	Servicios de capacitación y adiestramiento	24.743.131	0	0	0	0	24.743.131
403	16	00	00	Servicios de diversión, esparcimiento y culturales	15.904.985	0	0	0	0	15.904.985
403	16	01	00	Servicios de diversión, esparcimiento y culturales	15.904.985	0	0	0	0	15.904.985
403	18	00	00	Impuestos indirectos	33.544.507	0	0	0	0	33.544.507
403	18	01	00	Impuesto al valor agregado	33.544.507	0	0	0	0	33.544.507
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.813.355	0	0	0	0	4.813.355
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.813.355	0	0	0	0	4.813.355
				Totales	**1.737.219.618**	**0**	**0**	**0**	**0**	1.737.219.618

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 330001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS - Bolívares - Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.658.213.640**	**0**	**0**	**0**	**0**	**1.658.213.640**
401	01	00	00	Sueldos, salarios y otras retribuciones	545.696.933	0	0	0	0	545.696.933
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	362.159.416	0	0	0	0	362.159.416
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	18.537.138	0	0	0	0	18.537.138
401	01	12	00	Salarios a obreros en puestos no permanentes	9.802.169	0	0	0	0	9.802.169
401	01	18	00	Remuneraciones al personal contratado	142.745.545	0	0	0	0	142.745.545
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	128.365.545	0	0	0	0	128.365.545
401	01	18	02	Remuneraciones por honorarios profesionales	14.380.000	0	0	0	0	14.380.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	102.181	0	0	0	0	102.181
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	160.000	0	0	0	0	160.000
401	01	99	00	Otras retribuciones	12.190.484	0	0	0	0	12.190.484
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	6.771.452	0	0	0	0	6.771.452
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.713.244	0	0	0	0	2.713.244
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	4.058.208	0	0	0	0	4.058.208
401	03	00	00	Primas	98.396.098	0	0	0	0	98.396.098
401	03	02	00	Primas de transporte a empleados	9.100.800	0	0	0	0	9.100.800
401	03	03	00	Primas por hogar a empleados	890.400	0	0	0	0	890.400
401	03	04	00	Primas por hijos a empleados	180.000	0	0	0	0	180.000
401	03	08	00	Primas de profesionalización a empleados	10.616.041	0	0	0	0	10.616.041
401	03	09	00	Primas por antigüedad a empleados	5.091.225	0	0	0	0	5.091.225
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	21.107.643	0	0	0	0	21.107.643
401	03	18	00	Primas por hogar a obreros	1.680.000	0	0	0	0	1.680.000
401	03	19	00	Primas por hijos de obreros	253.800	0	0	0	0	253.800
401	03	21	00	Primas por antigüedad a obreros	687.225	0	0	0	0	687.225
401	03	22	00	Primas de profesionalización a obreros	57.045	0	0	0	0	57.045
401	03	37	00	Primas de transporte al personal contratado	2.880.000	0	0	0	0	2.880.000
401	03	38	00	Primas por hogar al personal contratado	3.242.400	0	0	0	0	3.242.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 330001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	39	00	Primas por hijos al personal contratado	2.324.800	0	0	0	0	2.324.800
401	03	40	00	Primas de profesionalización al personal contratado	28.555.282	0	0	0	0	28.555.282
401	03	41	00	Primas por antigüedad al personal contratado	2.570.700	0	0	0	0	2.570.700
401	03	47	00	Primas al personal de alto nivel y de dirección	107.400	0	0	0	0	107.400
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	27.337	0	0	0	0	27.337
401	03	96	00	Otras primas al personal contratado	9.024.000	0	0	0	0	9.024.000
401	04	00	00	Complementos de sueldos y salarios	408.915.640	0	0	0	0	408.915.640
401	04	06	00	Complemento a empleados por comisión de servicios	4.123.200	0	0	0	0	4.123.200
401	04	08	00	Bono compensatorio de alimentación a empleados	133.432.714	0	0	0	0	133.432.714
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	836.894	0	0	0	0	836.894
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.087.962	0	0	0	0	1.087.962
401	04	18	00	Bono compensatorio de alimentación a obreros	13.039.380	0	0	0	0	13.039.380
401	04	20	00	Complemento a obreros por días feriados	669.515	0	0	0	0	669.515
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	6.738.057	0	0	0	0	6.738.057
401	04	26	00	Bono compensatorio de alimentación al personal contratado	65.512.800	0	0	0	0	65.512.800
401	04	28	00	Complemento al personal contratado por días feriados	3.146.175	0	0	0	0	3.146.175
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	81.206	0	0	0	0	81.206
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	33.750	0	0	0	0	33.750
401	04	96	00	Otros complementos a empleados	76.609.780	0	0	0	0	76.609.780
401	04	97	00	Otros complementos a obreros	79.608.971	0	0	0	0	79.608.971
401	04	98	00	Otros complementos al personal contratado	23.995.236	0	0	0	0	23.995.236
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	39.287.728	0	0	0	0	39.287.728
401	05	01	00	Aguinaldos a empleados	5.847.952	0	0	0	0	5.847.952
401	05	03	00	Bono vacacional a empleados	1.654.565	0	0	0	0	1.654.565
401	05	04	00	Aguinaldos a obreros	7.197.016	0	0	0	0	7.197.016
401	05	06	00	Bono vacacional a obreros	871.300	0	0	0	0	871.300
401	05	07	00	Aguinaldos al personal contratado	17.996.427	0	0	0	0	17.996.427

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 330001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	08	00	Bono vacacional al personal contratado	5.645.567	0	0	0	0	5.645.567
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	53.469	0	0	0	0	53.469
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	21.432	0	0	0	0	21.432
401	06	00	00	Aportes patronales y legales	16.209.393	0	0	0	0	16.209.393
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.641.373	0	0	0	0	1.641.373
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	324.582	0	0	0	0	324.582
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	364.750	0	0	0	0	364.750
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	563.410	0	0	0	0	563.410
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.274.624	0	0	0	0	2.274.624
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	556.114	0	0	0	0	556.114
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	505.472	0	0	0	0	505.472
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	762.255	0	0	0	0	762.255
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	5.090.089	0	0	0	0	5.090.089
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.843.905	0	0	0	0	1.843.905
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.131.131	0	0	0	0	1.131.131
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	17.354	0	0	0	0	17.354
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.065	0	0	0	0	3.065
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	6.067	0	0	0	0	6.067
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	3.856	0	0	0	0	3.856
401	06	95	00	Otros aportes legales por personal contratado	1.121.346	0	0	0	0	1.121.346
401	07	00	00	Asistencia socio-económica	507.388.451	0	0	0	0	507.388.451
401	07	02	00	Becas a empleados	2.528.640	0	0	0	0	2.528.640
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.226.513	0	0	0	0	1.226.513
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	214.796.832	0	0	0	0	214.796.832
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	606.900	0	0	0	0	606.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 330001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	10	00	Dotación de uniformes a empleados	71.916.904	0	0	0	0	71.916.904
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	267.000	0	0	0	0	267.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	41.404.000	0	0	0	0	41.404.000
401	07	18	00	Becas a obreros	194.400	0	0	0	0	194.400
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.853.714	0	0	0	0	1.853.714
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	21.360.000	0	0	0	0	21.360.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.213.800	0	0	0	0	1.213.800
401	07	26	00	Dotación de uniformes a obreros	10.351.224	0	0	0	0	10.351.224
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.180.000	0	0	0	0	1.180.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	10.218	0	0	0	0	10.218
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	106.800	0	0	0	0	106.800
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	45.000	0	0	0	0	45.000
401	07	75	00	Becas al personal contratado	1.106.400	0	0	0	0	1.106.400
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	4.289.342	0	0	0	0	4.289.342
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	94.704.000	0	0	0	0	94.704.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	4.212.601	0	0	0	0	4.212.601
401	07	83	00	Dotación de uniformes al personal contratado	30.135.016	0	0	0	0	30.135.016
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	296.667	0	0	0	0	296.667
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	3.540.000	0	0	0	0	3.540.000
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	6.480	0	0	0	0	6.480
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	36.000	0	0	0	0	36.000
401	08	00	00	Prestaciones sociales e indemnizaciones	35.547.945	0	0	0	0	35.547.945
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.457.681	0	0	0	0	5.457.681
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	8.588.417	0	0	0	0	8.588.417
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	21.451.855	0	0	0	0	21.451.855

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 330001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	49.992	0	0	0	0	49.992
403	**00**	**00**	**00**	**Servicios no personales**	**79.005.978**	**0**	**0**	**0**	**0**	**79.005.978**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	24.743.131	0	0	0	0	24.743.131
403	10	07	00	Servicios de capacitación y adiestramiento	24.743.131	0	0	0	0	24.743.131
403	16	00	00	Servicios de diversión, esparcimiento y culturales	15.904.985	0	0	0	0	15.904.985
403	16	01	00	Servicios de diversión, esparcimiento y culturales	15.904.985	0	0	0	0	15.904.985
403	18	00	00	Impuestos indirectos	33.544.507	0	0	0	0	33.544.507
403	18	01	00	Impuesto al valor agregado	33.544.507	0	0	0	0	33.544.507
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.813.355	0	0	0	0	4.813.355
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.813.355	0	0	0	0	4.813.355
				Totales	**1.737.219.618**	**0**	0	0	**0**	1.737.219.618

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	686.034.904	0	0	0	0	686.034.904
402	01	00	00	Productos alimenticios y agropecuarios	284.102.799	0	0	0	0	284.102.799
402	01	01	00	Alimentos y bebidas para personas	279.902.599	0	0	0	0	279.902.599
402	01	02	00	Alimentos para animales	1.200.000	0	0	0	0	1.200.000
402	01	03	00	Productos agrícolas y pecuarios	3.000.200	0	0	0	0	3.000.200
402	03	00	00	Textiles y vestuarios	12.245.000	0	0	0	0	12.245.000
402	03	01	00	Textiles	5.045.000	0	0	0	0	5.045.000
402	03	02	00	Prendas de vestir	7.200.000	0	0	0	0	7.200.000
402	04	00	00	Productos de cuero y caucho	8.640.000	0	0	0	0	8.640.000
402	04	03	00	Cauchos y tripas para vehículos	8.640.000	0	0	0	0	8.640.000
402	05	00	00	Productos de papel, cartón e impresos	37.383.209	0	0	0	0	37.383.209
402	05	01	00	Pulpa de madera, papel y cartón	5.757.394	0	0	0	0	5.757.394
402	05	02	00	Envases y cajas de papel y cartón	4.500.000	0	0	0	0	4.500.000
402	05	03	00	Productos de papel y cartón para oficina	21.385.815	0	0	0	0	21.385.815
402	05	06	00	Productos de papel y cartón para computación	4.200.000	0	0	0	0	4.200.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.540.000	0	0	0	0	1.540.000
402	06	00	00	Productos químicos y derivados	27.367.683	0	0	0	0	27.367.683
402	06	03	00	Tintas, pinturas y colorantes	9.220.000	0	0	0	0	9.220.000
402	06	04	00	Productos farmaceuticos y medicamentos	482.933	0	0	0	0	482.933
402	06	05	00	Productos de tocador	2.400.000	0	0	0	0	2.400.000
402	06	06	00	Combustibles y lubricantes	6.400.000	0	0	0	0	6.400.000
402	06	08	00	Productos plásticos	8.864.750	0	0	0	0	8.864.750
402	07	00	00	Productos minerales no metálicos	10.800.000	0	0	0	0	10.800.000
402	07	02	00	Vidrios y productos de vidrio	4.800.000	0	0	0	0	4.800.000
402	07	04	00	Cemento, cal y yeso	6.000.000	0	0	0	0	6.000.000
402	08	00	00	Productos metálicos	18.280.000	0	0	0	0	18.280.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	7.300.000	0	0	0	0	7.300.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.980.000	0	0	0	0	10.980.000
402	10	00	00	Productos varios y útiles diversos	281.216.213	0	0	0	0	281.216.213
402	10	01	00	Artículos de deporte, recreación y juguetes	6.381.900	0	0	0	0	6.381.900
402	10	02	00	Materiales y útiles de limpieza y aseo	15.314.391	0	0	0	0	15.314.391
402	10	03	00	Utensilios de cocina y comedor	9.600.000	0	0	0	0	9.600.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.856.374	0	0	0	0	10.856.374

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	6.200.000	0	0	0	0	6.200.000
402	10	07	00	Productos de seguridad en el trabajo	7.200.000	0	0	0	0	7.200.000
402	10	08	00	Materiales para equipos de computación	15.507.920	0	0	0	0	15.507.920
402	10	11	00	Materiales eléctricos	8.600.000	0	0	0	0	8.600.000
402	10	12	00	Materiales para instalaciones sanitarias	2.000.000	0	0	0	0	2.000.000
402	10	99	00	Otros productos y útiles diversos	199.555.628	0	0	0	0	199.555.628
402	99	00	00	Otros materiales y suministros	6.000.000	0	0	0	0	6.000.000
402	99	01	00	Otros materiales y suministros	6.000.000	0	0	0	0	6.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**438.881.583**	**0**	**0**	**0**	**0**	**438.881.583**
403	01	00	00	Alquileres de inmuebles	800.000	0	0	0	0	800.000
403	01	01	00	Alquileres de edificios y locales	500.000	0	0	0	0	500.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	300.000	0	0	0	0	300.000
403	02	00	00	Alquileres de maquinaria y equipos	6.660.000	0	0	0	0	6.660.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	6.480.000	0	0	0	0	6.480.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	180.000	0	0	0	0	180.000
403	04	00	00	Servicios básicos	16.841.674	0	0	0	0	16.841.674
403	04	01	00	Electricidad	605.760	0	0	0	0	605.760
403	04	02	00	Gas	44.000	0	0	0	0	44.000
403	04	03	00	Agua	141.914	0	0	0	0	141.914
403	04	04	00	Teléfonos	11.120.000	0	0	0	0	11.120.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	6.560.000	0	0	0	0	6.560.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	4.560.000	0	0	0	0	4.560.000
403	04	05	00	Servicio de comunicaciones	4.280.000	0	0	0	0	4 280.000
403	04	06	00	Servicio de aseo urbano y domiciliario	50.000	0	0	0	0	50.000
403	04	07	00	Servicio de condominio	600.000	0	0	0	0	600.000
403	06	00	00	Servicios de transporte y almacenaje	1.557.900	0	0	0	0	1.557.900
403	06	01	00	Fletes y embalajes	460.000	0	0	0	0	460.000
403	06	02	00	Almacenaje	817.500	0	0	0	0	817.500
403	06	03	00	Estacionamiento	170.000	0	0	0	0	170.000
403	06	04	00	Peaje	110.400	0	0	0	0	110.400
403	07	00	00	Servicios de información, impresión y relaciones públicas	23.196.000	0	0	0	0	23.196.000
403	07	01	00	Publicidad y propaganda	4.600.000	0	0	0	0	4.600.000
403	07	02	00	Imprenta y reproducción	6.100.000	0	0	0	0	6.100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	03	00	Relaciones sociales	6.200.000	0	0	0	0	6.200.000
403	07	04	00	Avisos	6.296.000	0	0	0	0	6.296.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	21.990.000	0	0	0	0	21.990.000
403	08	01	00	Primas y gastos de seguros	21.840.000	0	0	0	0	21.840.000
403	08	02	00	Comisiones y gastos bancarios	150.000	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	40.100.000	0	0	0	0	40.100.000
403	09	01	00	Viáticos y pasajes dentro del país	25.700.000	0	0	0	0	25.700.000
403	09	02	00	Viáticos y pasajes fuera del país	14.400.000	0	0	0	0	14.400.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	14.311.800	0	0	0	0	14.311.800
403	10	01	00	Servicios jurídicos	821.520	0	0	0	0	821.520
403	10	03	00	Servicios de procesamiento de datos	890.280	0	0	0	0	890.280
403	10	09	00	Servicios de lavandería y tintorería	900.000	0	0	0	0	900.000
403	10	11	00	Servicios para la elaboración y suministro de comida	6.300.000	0	0	0	0	6.300.000
403	10	99	00	Otros servicios profesionales y técnicos	5.400.000	0	0	0	0	5.400.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	72.470.000	0	0	0	0	72.470.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	32.980.000	0	0	0	0	32.980.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	3.000.000	0	0	0	0	3.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	30.190.000	0	0	0	0	30.190.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	6.300.000	0	0	0	0	6.300.000
403	12	00	00	Conservación y reparaciones menores de obras	124.452.000	0	0	0	0	124.452.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	122.652.000	0	0	0	0	122.652.000
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	1.800.000	0	0	0	0	1.800.000
403	15	00	00	Servicios fiscales	3.510.626	0	0	0	0	3.510.626
403	15	01	00	Derechos de importación y servicios aduaneros	3.360.000	0	0	0	0	3.360.000
403	15	02	00	Tasas y otros derechos obligatorios	150.626	0	0	0	0	150.626
403	16	00	00	Servicios de diversión, esparcimiento y culturales	12.000.000	0	0	0	0	12.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	12.000.000	0	0	0	0	12.000.000
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	870.000	0	0	0	0	870.000
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	870.000	0	0	0	0	870.000
403	18	00	00	Impuestos indirectos	97.641.583	0	0	0	0	97.641.583
403	18	01	00	Impuesto al valor agregado	97.641.583	0	0	0	0	97.641.583
403	99	00	00	Otros servicios no personales	2.480.000	0	0	0	0	2.480.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	01	00	Otros servicios no personales	2.480.000	0	0	0	0	2.480.000
404	**00**	**00**	**00**	**Activos reales**	**54.032.277**	**0**	**0**	**0**	**0**	**54.032.277**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.996.000	0	0	0	0	2.996.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	2.996.000	0	0	0	0	2.996.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	9.600.000	0	0	0	0	9.600.000
404	05	01	00	Equipos de telecomunicaciones	9.600.000	0	0	0	0	9.600.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	4.200.00	0	0	0	0	4.200.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	4.200.000	0	0	0	0	4.200.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	50.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	50.000	0	0	0	0	50.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	5.196.000	0	0	0	0	5.196.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	2.196.000	0	0	0	0	2.196.000
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	3.000.000	0	0	0	0	3.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	31.990.277	0	0	0	0	31.990.277
404	09	01	00	Mobiliario y equipos de oficina	9.542.277	0	0	0	0	9.542.277
404	09	02	00	Equipos de computación	9.800.000	0	0	0	0	9.800.000
404	09	03	00	Mobiliario y equipos de alojamiento	12.648.000	0	0	0	0	12.648.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**693.822.863**	**0**	**0**	**0**	**0**	**693.822.863**
407	01	00	00	Transferencias y donaciones corrientes internas	693.822.863	0	0	0	0	693.822.863
407	01	02	00	Donaciones corrientes internas al sector privado	3.000.000	0	0	0	0	3.000.000
407	01	02	01	Donaciones corrientes a personas	3.000.000	0	0	0	0	3.000.000
407	01	03	00	Transferencias corrientes internas al sector público	690.822.863	0	0	0	0	690.822.863
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	690.822.863	0	0	0	0	690.822.863
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.620.000**	**0**	**0**	**0**	**0**	**2.620.000**
411	11	00	00	Obligaciones de ejercicios anteriores	2.620.000	0	0	0	0	2.620.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	2.620.000	0	0	0	0	2.620.000
				Totales	**1.875.391.627**	**0**	**0**	**0**	**0**	**1.875.391.627**

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**690.822.863**	**0**	**0**	**0**	**0**	**690.822.863**
407	01	00	00	Transferencias y donaciones corrientes internas	690.822.863	0	0	0	0	690.822.863
407	01	03	00	Transferencias corrientes internas al sector público	690.822.863	0	0	0	0	690.822.863
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	690.822.863	0	0	0	0	690.822.863
				- A0460 Fundación Misión Milagro	140.706.246	0	0	0	0	140.706.246
				- A0487 Fundación Gran Misión Saber y Trabajo	116.974.306	0	0	0	0	116.974.306
				- A0542 Fundación Misión Nevado	160.613.494	0	0	0	0	160.613.494
				- A0587 Fundación Misión Arbol	90.000.000	0	0	0	0	90.000.000
				- A0830 Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (SATA)	119.582.815	0	0	0	0	119.582.815
				- A0908 Servicio Nacional de Contrataciones	62.946.002	0	0	0	0	62.946.002
				Totales	**690.822.863**	**0**	**0**	**0**	**0**	**690.822.863**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 330002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	686.034.904	0	0	0	0	686.034.904
402	01	00	00	Productos alimenticios y agropecuarios	284.102.799	0	0	0	0	284.102.799
402	01	01	00	Alimentos y bebidas para personas	279.902.599	0	0	0	0	279.902.599
402	01	02	00	Alimentos para animales	1.200.000	0	0	0	0	1.200.000
402	01	03	00	Productos agrícolas y pecuarios	3.000.200	0	0	0	0	3.000.200
402	03	00	00	Textiles y vestuarios	12.245.000	0	0	0	0	12.245.000
402	03	01	00	Textiles	5.045.000	0	0	0	0	5.045.000
402	03	02	00	Prendas de vestir	7.200.000	0	0	0	0	7.200.000
402	04	00	00	Productos de cuero y caucho	8.640.000	0	0	0	0	8.640.000
402	04	03	00	Cauchos y tripas para vehículos	8.640.000	0	0	0	0	8.640.000
402	05	00	00	Productos de papel, cartón e impresos	37.383.209	0	0	0	0	37.383.209
402	05	01	00	Pulpa de madera, papel y cartón	5.757.394	0	0	0	0	5.757.394
402	05	02	00	Envases y cajas de papel y cartón	4.500.000	0	0	0	0	4.500.000
402	05	03	00	Productos de papel y cartón para oficina	21.385.815	0	0	0	0	21.385.815
402	05	06	00	Productos de papel y cartón para computación	4.200.000	0	0	0	0	4.200.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.540.000	0	0	0	0	1.540.000
402	06	00	00	Productos químicos y derivados	27.367.683	0	0	0	0	27.367.683
402	06	03	00	Tintas, pinturas y colorantes	9.220.000	0	0	0	0	9.220.000
402	06	04	00	Productos farmacéuticos y medicamentos	482.933	0	0	0	0	482.933
402	06	05	00	Productos de tocador	2.400.000	0	0	0	0	2.400.000
402	06	06	00	Combustibles y lubricantes	6.400.000	0	0	0	0	6.400.000
402	06	08	00	Productos plásticos	8.864.750	0	0	0	0	8.864.750
402	07	00	00	Productos minerales no metálicos	10.800.000	0	0	0	0	10.800.000
402	07	02	00	Vidrios y productos de vidrio	4.800.000	0	0	0	0	4.800.000
402	07	04	00	Cemento, cal y yeso	6.000.000	0	0	0	0	6.000.000
402	08	00	00	Productos metálicos	18.280.000	0	0	0	0	18.280.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	7.300.000	0	0	0	0	7.300.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.980.000	0	0	0	0	10.980.000

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 330002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	00	00	Productos varios y útiles diversos	281.216.213	0	0	0	0	281.216.213
402	10	01	00	Artículos de deporte, recreación y juguetes	6.381.900	0	0	0	0	6.381.900
402	10	02	00	Materiales y útiles de limpieza y aseo	15.314.391	0	0	0	0	15.314.391
402	10	03	00	Utensilios de cocina y comedor	9.600.000	0	0	0	0	9.600.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.856.374	0	0	0	0	10.856.374
402	10	06	00	Condecoraciones, ofrendas y similares	6.200.000	0	0	0	0	6.200.000
402	10	07	00	Productos de seguridad en el trabajo	7.200.000	0	0	0	0	7.200.000
402	10	08	00	Materiales para equipos de computación	15.507.920	0	0	0	0	15.507.920
402	10	11	00	Materiales eléctricos	8.600.000	0	0	0	0	8.600.000
402	10	12	00	Materiales para instalaciones sanitarias	2.000.000	0	0	0	0	2.000.000
402	10	99	00	Otros productos y útiles diversos	199.555.628	0	0	0	0	199.555.628
402	99	00	00	Otros materiales y suministros	6.000.000	0	0	0	0	6.000.000
402	99	01	00	Otros materiales y suministros	6.000.000	0	0	0	0	6.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**438.881.583**	**0**	**0**	**0**	**0**	**438.881.583**
403	01	00	00	Alquileres de inmuebles	800.000	0	0	0	0	800.000
403	01	01	00	Alquileres de edificios y locales	500.000	0	0	0	0	500.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	300.000	0	0	0	0	300.000
403	02	00	00	Alquileres de maquinaria y equipos	6.660.000	0	0	0	0	6.660.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	6.480.000	0	0	0	0	6.480.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	180.000	0	0	0	0	180.000
403	04	00	00	Servicios básicos	16.841.674	0	0	0	0	16.841.674
403	04	01	00	Electricidad	605.760	0	0	0	0	605.760
403	04	02	00	Gas	44.000	0	0	0	0	44.000
403	04	03	00	Agua	141.914	0	0	0	0	141.914
403	04	04	00	Teléfonos	11.120.000	0	0	0	0	11.120.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	6.560.000	0	0	0	0	6.560.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	4.560.000	0	0	0	0	4.560.000
403	04	05	00	Servicio de comunicaciones	4.280.000	0	0	0	0	4.280.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 330002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	06	00	Servicio de aseo urbano y domiciliario	50.000	0	0	0	0	50.000
403	04	07	00	Servicio de condominio	600.000	0	0	0	0	600.000
403	06	00	00	Servicios de transporte y almacenaje	1.557.900	0	0	0	0	1.557.900
403	06	01	00	Fletes y embalajes	460.000	0	0	0	0	460.000
403	06	02	00	Almacenaje	817.500	0	0	0	0	817.500
403	06	03	00	Estacionamiento	170.000	0	0	0	0	170.000
403	06	04	00	Peaje	110.400	0	0	0	0	110.400
403	07	00	00	Servicios de información, impresión y relaciones públicas	23.196.000	0	0	0	0	23.196.000
403	07	01	00	Publicidad y propaganda	4.600.000	0	0	0	0	4.600.000
403	07	02	00	Imprenta y reproducción	6.100.000	0	0	0	0	6.100.000
403	07	03	00	Relaciones sociales	6.200.000	0	0	0	0	6.200.000
403	07	04	00	Avisos	6.296.000	0	0	0	0	6.296.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	21.990.000	0	0	0	0	21.990.000
403	08	01	00	Primas y gastos de seguros	21.840.000	0	0	0	0	21.840.000
403	08	02	00	Comisiones y gastos bancarios	150.000	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	40.100.000	0	0	0	0	40.100.000
403	09	01	00	Viáticos y pasajes dentro del país	25.700.000	0	0	0	0	25.700.000
403	09	02	00	Viáticos y pasajes fuera del país	14.400.000	0	0	0	0	14.400.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	14.311.800	0	0	0	0	14.311.800
403	10	01	00	Servicios jurídicos	821.520	0	0	0	0	821.520
403	10	03	00	Servicios de procesamiento de datos	890.280	0	0	0	0	890.280
403	10	09	00	Servicios de lavandería y tintorería	900.000	0	0	0	0	900.000
403	10	11	00	Servicios para la elaboración y suministro de comida	6.300.000	0	0	0	0	6.300.000
403	10	99	00	Otros servicios profesionales y técnicos	5.400.000	0	0	0	0	5.400.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	72.470.000	0	0	0	0	72.470.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	32.980.000	0	0	0	0	32.980.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	3.000.000	0	0	0	0	3.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	30.190.000	0	0	0	0	30.190.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 330002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	6.300.000	0	0	0	0	6.300.000
403	12	00	00	Conservación y reparaciones menores de obras	124.452.000	0	0	0	0	124.452.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	122.652.000	0	0	0	0	122.652.000
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	1.800.000	0	0	0	0	1.800.000
403	15	00	00	Servicios fiscales	3.510.626	0	0	0	0	3.510.626
403	15	01	00	Derechos de importación y servicios aduaneros	3.360.000	0	0	0	0	3.360.000
403	15	02	00	Tasas y otros derechos obligatorios	150.626	0	0	0	0	150.626
403	16	00	00	Servicios de diversión, esparcimiento y culturales	12.000.000	0	0	0	0	12.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	12.000.000	0	0	0	0	12.000.000
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	870.000	0	0	0	0	870.000
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	870.000	0	0	0	0	870.000
403	18	00	00	Impuestos indirectos	97.641.583	0	0	0	0	97.641.583
403	18	01	00	Impuesto al valor agregado	97.641.583	0	0	0	0	97.641.583
403	99	00	00	Otros servicios no personales	2.480.000	0	0	0	0	2.480.000
403	99	01	00	Otros servicios no personales	2.480.000	0	0	0	0	2.480.000
404	**00**	**00**	**00**	**Activos reales**	**54.032.277**	**0**	**0**	**0**	**0**	**54.032.277**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.996.000	0	0	0	0	2.996.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	2.996.000	0	0	0	0	2.996.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	9.600.000	0	0	0	0	9.600.000
404	05	01	00	Equipos de telecomunicaciones	9.600.000	0	0	0	0	9.600.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	4.200.000	0	0	0	0	4.200.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	4.200.000	0	0	0	0	4.200.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	50.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	50.000	0	0	0	0	50.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	5.196.000	0	0	0	0	5.196.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	2.196.000	0	0	0	0	2.196.000
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	3.000.000	0	0	0	0	3.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	31.990.277	0	0	0	0	31.990.277

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 330002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	9.542.277	0	0	0	0	9.542.277
404	09	02	00	Equipos de computación	9.800.000	0	0	0	0	9.800.000
404	09	03	00	Mobiliario y equipos de alojamiento	12.648.000	0	0	0	0	12.648.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.620.000**	0	**0**	0	**0**	**2.620.000**
411	11	00	00	Obligaciones de ejercicios anteriores	2.620.000	0	0	0	0	2.620.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	2.620.000	0	0	0	0	2.620.000
				Totales	**1.181.568.764**	**0**	**0**	**0**	**0**	**1.181.568.764**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 330002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.000.000**	**0**	**0**	**0**	**0**	**3.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	3.000.000	0	0	0	0	3.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	3.000.000	0	0	0	0	3.000.000
407	01	02	01	Donaciones corrientes a personas	3.000.000	0	0	0	0	3.000.000
				Totales	**3.000.000**	**0**	**0**	**0**	**0**	**3.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 330002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**690.822.863**	**0**	**0**	**0**	**0**	**690.822.863**
407	01	00	00	Transferencias y donaciones corrientes internas	690.822.863	0	0	0	0	690.822.863
407	01	03	00	Transferencias corrientes internas al sector público	690.822.863	0	0	0	0	690.822.863
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	690.822.863	0	0	0	0	690.822.863
				Totales	**690.822.863**	**0**	**0**	**0**	**0**	**690.822.863**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**114.856.234**	**0**	**0**	**0**	**0**	**114.856.234**
407	01	00	00	Transferencias y donaciones corrientes internas	114.856.234	0	0	0	0	114.856.234
407	01	01	00	Transferencias corrientes internas al sector privado	114.856.234	0	0	0	0	114.856.234
407	01	01	01	Pensiones del personal empleado, obrero y militar	13.922.077	0	0	0	0	13.922.077
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	63.713.397	0	0	0	0	63.713.397
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	1.223.838	0	0	0	0	1.223.838
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.895.819	0	0	0	0	1.895.819
407	01	01	11	Aportes a los servicios de salud accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	4.306.402	0	0	0	0	4.306.402
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	607.301	0	0	0	0	607.301
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	4.466.791	0	0	0	0	4.466.791
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	10.995.387	0	0	0	0	10.995.387
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	11.170.622	0	0	0	0	11.170.622
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	2.554.600	0	0	0	0	2.554.600
				Totales	**114.856.234**	**0**	**0**	**0**	**0**	**114.856.234**

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 330003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**114.856.234**	**0**	**0**	**0**	**0**	**114.856.234**
407	01	00	00	Transferencias y donaciones corrientes internas	114.856.234	0	0	0	0	114.856.234
407	01	01	00	Transferencias corrientes internas al sector privado	114.856.234	0	0	0	0	114.856.234
407	01	01	01	Pensiones del personal empleado, obrero y militar	13.922.077	0	0	0	0	13.922.077
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	63.713.397	0	0	0	0	63.713.397
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	1.223.838	0	0	0	0	1.223.838
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.895.819	0	0	0	0	1.895.819
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	4.306.402	0	0	0	0	4.306.402
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	607.301	0	0	0	0	607.301
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	4.466.791	0	0	0	0	4.466.791
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	10.995.387	0	0	0	0	10.995.387
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado obrero y militar jubilado	11.170.622	0	0	0	0	11.170.622
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	2.554.600	0	0	0	0	2.554.600
				Totales	**114.856.234**	**0**	**0**	**0**	**0**	**114.856.234**

34

Ministerio del Poder Popular para la Agricultura y Tierras

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	Gastos de personal	1.268.276.785	0	0	0	0	1.268.276.785
401	01	00	00	Sueldos, salarios y otras retribuciones	266.777.494	0	0	0	0	266.777.494
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	100.149.923	0	0	0	0	100.149.923
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	373.229	0	0	0	0	373.229
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	81.998.262	0	0	0	0	81.998.262
401	01	18	00	Remuneraciones al personal contratado	83.906.715	0	0	0	0	83.906.715
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	83.906.715	0	0	0	0	83.906.715
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	155.481	0	0	0	0	155.481
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	193.884	0	0	0	0	193.884
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	44.963.508	0	0	0	0	44.963.508
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	27.227.046	0	0	0	0	27.227.046
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	17.736.462	0	0	0	0	17.736.462
401	03	00	00	Primas	114.973.923	0	0	0	0	114.973.923
401	03	02	00	Primas de transporte a empleados	9.229.900	0	0	0	0	9.229.900
401	03	04	00	Primas por hijos a empleados	4.632.000	0	0	0	0	4.632.000
401	03	08	00	Primas de profesionalización a empleados	12.217.028	0	0	0	0	12.217.028
401	03	09	00	Primas por antigüedad a empleados	26.831.100	0	0	0	0	26.831.100
401	03	17	00	Primas de transporte a obreros	7.560.000	0	0	0	0	7.560.000
401	03	19	00	Primas por hijos de obreros	5.368.800	0	0	0	0	5.368.800
401	03	21	00	Primas por antigüedad a obreros	25.721.958	0	0	0	0	25.721.958
401	03	22	00	Primas de profesionalización a obreros	10.662.657	0	0	0	0	10.662.657
401	03	37	00	Primas de transporte al personal contratado	6.205.800	0	0	0	0	6.205.800
401	03	47	00	Primas al personal de alto nivel y de dirección	6.522.000	0	0	0	0	6.522.000
401	03	97	00	Otras primas a empleados	21.600	0	0	0	0	21.600
401	03	98	00	Otras primas a obreros	1.080	0	0	0	0	1.080
401	04	00	00	Complementos de sueldos y salarios	129.444.939	0	0	0	0	129.444.939
401	04	08	00	Bono compensatorio de alimentación a empleados	39.238.776	0	0	0	0	39.238.776
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	2.646.098	0	0	0	0	2.646.098
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	991.080	0	0	0	0	991.080
401	04	17	00	Complemento a obreros por gastos de transporte	3.512.960	0	0	0	0	3.512.960
401	04	18	00	Bono compensatorio de alimentación a obreros	36.768.326	0	0	0	0	36.768.326

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	20	00	Complemento a obreros por días feriados	2.286.789	0	0	0	0	2.286.789
401	04	26	00	Bono compensatorio de alimentación al personal contratado	33.875.514	0	0	0	0	33.875.514
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	43.200	0	0	0	0	43.200
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	18.000	0	0	0	0	18.000
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	15.736	0	0	0	0	15.736
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	65.947	0	0	0	0	65.947
401	04	96	00	Otros complementos a empleados	8.944.685	0	0	0	0	8.944.685
401	04	97	00	Otros complementos a obreros	652.829	0	0	0	0	652.829
401	04	98	00	Otros complementos al personal contratado	384.999	0	0	0	0	384.999
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	71.688.516	0	0	0	0	71.688.516
401	05	01	00	Aguinaldos a empleados	2.000.000	0	0	0	0	2.000.000
401	05	03	00	Bono vacacional a empleados	12.006.295	0	0	0	0	12.006.295
401	05	04	00	Aguinaldos a obreros	2.000.000	0	0	0	0	2.000.000
401	05	06	00	Bono vacacional a obreros	30.595.068	0	0	0	0	30.595.068
401	05	07	00	Aguinaldos al personal contratado	8.283.405	0	0	0	0	8.283.405
401	05	08	00	Bono vacacional al personal contratado	16.303.748	0	0	0	0	16.303.748
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	500.000	0	0	0	0	500.000
401	06	00	00	Aportes patronales y legales	44.774.402	0	0	0	0	44.774.402
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	12.396.361	0	0	0	0	12.396.361
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.923.639	0	0	0	0	3.923.639
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	341.407	0	0	0	0	341.407
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.609.512	0	0	0	0	2.609.512
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	8.131.672	0	0	0	0	8.131.672
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	3.051.672	0	0	0	0	3.051.672
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	318.032	0	0	0	0	318.032
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.016.743	0	0	0	0	2.016.743
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	7.253.185	0	0	0	0	7.253.185
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.942.111	0	0	0	0	1.942.111
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.040.596	0	0	0	0	1.040.596
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	70.438	0	0	0	0	70.438

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	19.981	0	0	0	0	19.981
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	13.320	0	0	0	0	13.320
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	1.143	0	0	0	0	1.143
401	06	95	00	Otros aportes legales por personal contratado	1.644.590	0	0	0	0	1.644.590
401	07	00	00	Asistencia socio-económica	436.994.369	0	0	0	0	436.994.369
401	07	01	00	Capacitación y adiestramiento a empleados	1.200.000	0	0	0	0	1.200.000
401	07	02	00	Becas a empleados	2.171.400	0	0	0	0	2.171.400
401	07	03	00	Ayudas por matrimonio a empleados	90.000	0	0	0	0	90.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	90.000	0	0	0	0	90.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	11.486.688	0	0	0	0	11.486.688
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	96.000.000	0	0	0	0	96.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.566.260	0	0	0	0	5.566.260
401	07	10	00	Dotación de uniformes a empleados	19.392.000	0	0	0	0	19.392.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	5.566.260	0	0	0	0	5.566.260
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	5.566.260	0	0	0	0	5.566.260
401	07	17	00	Capacitación y adiestramiento a obreros	1.200.000	0	0	0	0	1.200.000
401	07	18	00	Becas a obreros	2.527.200	0	0	0	0	2.527.200
401	07	19	00	Ayudas por matrimonio de obreros	90.000	0	0	0	0	90.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	90.000	0	0	0	0	90.000
401	07	21	00	Ayudas por defunción a obreros	12.000	0	0	0	0	12.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	18.000	0	0	0	0	18.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	18.967.826	0	0	0	0	18.967.826
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	96.000.000	0	0	0	0	96.000.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	5.566.260	0	0	0	0	5.566.260
401	07	26	00	Dotación de uniformes a obreros	30.100.000	0	0	0	0	30.100.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	5.566.260	0	0	0	0	5.566.260
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	5.566.260	0	0	0	0	5.566.260
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	24.185	0	0	0	0	24.185
401	07	74	00	Capacitación y adiestramiento al personal contratado	1.200.000	0	0	0	0	1.200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	75	00	Becas al personal contratado	60.000	0	0	0	0	60.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	2.000.000	0	0	0	0	2.000.000
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	96.440.000	0	0	0	0	96.440.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	10.216.132	0	0	0	0	10.216.132
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	872.727	0	0	0	0	872.727
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	5.782.391	0	0	0	0	5.782.391
401	07	97	00	Otras subvenciones a obreros	5.566.260	0	0	0	0	5.566.260
401	07	99	00	Otras subvenciones al personal contratado	2.000.000	0	0	0	0	2.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	158.659.634	0	0	0	0	158.659.634
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	78.687.030	0	0	0	0	78.687.030
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	60.725.888	0	0	0	0	60.725.888
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	18.646.716	0	0	0	0	18.646.716
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	600.000	0	0	0	0	600.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**77.611.587**	**0**	**0**	**0**	**0**	**77.611.587**
402	01	00	00	Productos alimenticios y agropecuarios	9.423.393	0	0	0	0	9.423.393
402	01	01	00	Alimentos y bebidas para personas	9.355.097	0	0	0	0	9.355.097
402	01	02	00	Alimentos para animales	750	0	0	0	0	750
402	01	03	00	Productos agrícolas y pecuarios	67.546	0	0	0	0	67.546
402	02	00	00	Productos de minas, canteras y yacimientos	59.400	0	0	0	0	59.400
402	02	05	00	Piedra, arcilla, arena y tierra	59.400	0	0	0	0	59.400
402	03	00	00	Textiles y vestuarios	9.187.690	0	0	0	0	9.187.690
402	03	01	00	Textiles	1.713.164	0	0	0	0	1.713.164
402	03	02	00	Prendas de vestir	7.096.683	0	0	0	0	7.096.683
402	03	03	00	Calzados	377.843	0	0	0	0	377.843
402	04	00	00	Productos de cuero y caucho	2.626.134	0	0	0	0	2.626.134
402	04	01	00	Cueros y pieles	44.100	0	0	0	0	44.100
402	04	02	00	Productos de cuero y sucedáneos del cuero	50.000	0	0	0	0	50.000
402	04	03	00	Cauchos y tripas para vehículos	2.472.334	0	0	0	0	2.472.334
402	04	99	00	Otros productos de cuero y caucho	59.700	0	0	0	0	59.700
402	05	00	00	Productos de papel, cartón e impresos	7.328.467	0	0	0	0	7.328.467

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	1.108.677	0	0	0	0	1.108.677
402	05	02	00	Envases y cajas de papel y cartón	529.739	0	0	0	0	529.739
402	05	03	00	Productos de papel y cartón para oficina	3.937.033	0	0	0	0	3.937.033
402	05	04	00	Libros, revistas y periódicos	178.648	0	0	0	0	178.648
402	05	05	00	Material de enseñanza	204.948	0	0	0	0	204.948
402	05	06	00	Productos de papel y cartón para computación	261.900	0	0	0	0	261.900
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.095.022	0	0	0	0	1.095.022
402	05	99	00	Otros productos de pulpa, papel y cartón	12.500	0	0	0	0	12.500
402	06	00	00	Productos químicos y derivados	13.182.104	0	0	0	0	13.182.104
402	06	01	00	Sustancias químicas y de uso industrial	161.126	0	0	0	0	161.126
402	06	02	00	Abonos, plaguicidas y otros	24.921	0	0	0	0	24.921
402	06	03	00	Tintas, pinturas y colorantes	5.057.244	0	0	0	0	5.057.244
402	06	04	00	Productos farmacéuticos y medicamentos	4.429.881	0	0	0	0	4.429.881
402	06	05	00	Productos de tocador	197.445	0	0	0	0	197.445
402	06	06	00	Combustibles y lubricantes	1.050.365	0	0	0	0	1.050.365
402	06	07	00	Productos diversos derivados del petróleo y del carbón	16.000	0	0	0	0	16.000
402	06	08	00	Productos plásticos	1.190.407	0	0	0	0	1.190.407
402	06	09	00	Mezclas explosivas	1.000	0	0	0	0	1.000
402	06	99	00	Otros productos de la industria química y conexos	1.053.715	0	0	0	0	1.053.715
402	07	00	00	Productos minerales no metálicos	325.714	0	0	0	0	325.714
402	07	01	00	Productos de barro, loza y porcelana	3.000	0	0	0	0	3.000
402	07	02	00	Vidrios y productos de vidrio	88.865	0	0	0	0	88.865
402	07	03	00	Productos de arcilla para construcción	116.290	0	0	0	0	116.290
402	07	04	00	Cemento, cal y yeso	66.809	0	0	0	0	66.809
402	07	99	00	Otros productos minerales no metálicos	50.750	0	0	0	0	50.750
402	08	00	00	Productos metálicos	5.218.437	0	0	0	0	5.218.437
402	08	01	00	Productos primarios de hierro y acero	98.643	0	0	0	0	98.643
402	08	02	00	Productos de metales no ferrosos	6.450	0	0	0	0	6.450
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	970.332	0	0	0	0	970.332
402	08	04	00	Productos metálicos estructurales	77.150	0	0	0	0	77.150
402	08	05	00	Materiales de orden público, seguridad y defensa	62.100	0	0	0	0	62.100

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	07	00	Material de señalamiento	7.967	0	0	0	0	7.967
402	08	08	00	Material de educación	1.000	0	0	0	0	1.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.664.805	0	0	0	0	3.664.805
402	08	10	00	Repuestos y accesorios para otros equipos	322.236	0	0	0	0	322.236
402	08	99	00	Otros productos metálicos	7.754	0	0	0	0	7.754
402	09	00	00	Productos de madera	185.390	0	0	0	0	185.390
402	09	01	00	Productos primarios de madera	87.071	0	0	0	0	87.071
402	09	02	00	Muebles y accesorios de madera para edificaciones	94.320	0	0	0	0	94.320
402	09	99	00	Otros productos de madera	3.999	0	0	0	0	3.999
402	10	00	00	Productos varios y útiles diversos	29.788.134	0	0	0	0	29.788.134
402	10	01	00	Artículos de deporte, recreación y juguetes	1.500.323	0	0	0	0	1.500.323
402	10	02	00	Materiales y útiles de limpieza y aseo	3.957.968	0	0	0	0	3.957.968
402	10	03	00	Utensilios de cocina y comedor	440.390	0	0	0	0	440.390
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.431.669	0	0	0	0	1.431.669
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.190.911	0	0	0	0	5.190.911
402	10	06	00	Condecoraciones, ofrendas y similares	370.362	0	0	0	0	370.362
402	10	07	00	Productos de seguridad en el trabajo	3.329.239	0	0	0	0	3.329.239
402	10	08	00	Materiales para equipos de computación	11.045.403	0	0	0	0	11.045.403
402	10	09	00	Especies timbradas y valores	1.950	0	0	0	0	1.950
402	10	10	00	Útiles religiosos	5.000	0	0	0	0	5.000
402	10	11	00	Materiales eléctricos	1.201.209	0	0	0	0	1.201.209
402	10	12	00	Materiales para instalaciones sanitarias	706.705	0	0	0	0	706.705
402	10	13	00	Materiales fotográficos	369.291	0	0	0	0	369.291
402	10	99	00	Otros productos y útiles diversos	237.714	0	0	0	0	237.714
402	99	00	00	Otros materiales y suministros	286.724	0	0	0	0	286.724
402	99	01	00	Otros materiales y suministros	286.724	0	0	0	0	286.724
403	**00**	**00**	**00**	**Servicios no personales**	**365.559.993**	0	0	0	0	**365.559.993**
403	01	00	00	Alquileres de inmuebles	1.054.046	0	0	0	0	1.054.046
403	01	01	00	Alquileres de edificios y locales	904.046	0	0	0	0	904.046
403	01	02	00	Alquileres de instalaciones culturales y recreativas	150.000	0	0	0	0	150.000
403	02	00	00	Alquileres de maquinaria y equipos	4.624.057	0	0	0	0	4.624.057

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.065.428	0	0	0	0	3.065.428
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	380.000	0	0	0	0	380.000
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	915.000	0	0	0	0	915.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	5.129	0	0	0	0	5.129
403	02	99	00	Alquileres de otras maquinaria y equipos	258.500	0	0	0	0	258.500
403	04	00	00	Servicios básicos	30.103.909	0	0	0	0	30.103.909
403	04	01	00	Electricidad	3.810.00	0	0	0	0	3.810.000
403	04	02	00	Gas	100.000	0	0	0	0	100.000
403	04	03	00	Agua	4.509.90	0	0	0	0	4.509.909
403	04	04	00	Teléfonos	16.968.00	0	0	0	0	16.968.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	16.968.000	0	0	0	0	16.968.000
403	04	05	00	Servicio de comunicaciones	900.000	0	0	0	0	900.000
403	04	06	00	Servicio de aseo urbano y domiciliario	1.816.000	0	0	0	0	1.816.000
403	04	07	00	Servicio de condominio	2.000.000	0	0	0	0	2.000.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	22.191	0	0	0	0	22.191
403	05	06	00	Servicio de administración, vigilancia y mantenimiento del servicio de aseo urbano y domiciliario	22.191	0	0	0	0	22.191
403	06	00	00	Servicios de transporte y almacenaje	491.414	0	0	0	0	491.414
403	06	01	00	Fletes y embalajes	266.663	0	0	0	0	266.663
403	06	02	00	Almacenaje	15.000	0	0	0	0	15.000
403	06	03	00	Estacionamiento	14.169	0	0	0	0	14.169
403	06	04	00	Peaje	12.199	0	0	0	0	12.199
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	183.383	0	0	0	0	183.383
403	07	00	00	Servicios de información, impresión y relaciones públicas	23.288.951	0	0	0	0	23.288.951
403	07	01	00	Publicidad y propaganda	18.616.597	0	0	0	0	18.616.597
403	07	02	00	Imprenta y reproducción	741.958	0	0	0	0	741.958
403	07	03	00	Relaciones sociales	3.593.414	0	0	0	0	3.593.414
403	07	04	00	Avisos	336.982	0	0	0	0	336.982
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	7.499.303	0	0	0	0	7.499.303
403	08	01	00	Primas y gastos de seguros	6.750.000	0	0	0	0	6.750.000
403	08	02	00	Comisiones y gastos bancarios	743.303	0	0	0	0	743.303
403	08	03	00	Comisiones y gastos de adquisición de seguros	6.000	0	0	0	0	6.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	00	00	Viáticos y pasajes	27.093.723	0	0	0	0	27.093.723
403	09	01	00	Viáticos y pasajes dentro del país	24.581.369	0	0	0	0	24.581.369
403	09	02	00	Viáticos y pasajes fuera del país	2.440.000	0	0	0	0	2.440.000
403	09	03	00	Asignación por kilómetros recorridos	72.354	0	0	0	0	72.354
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	7.356.227	0	0	0	0	7.356.227
403	10	01	00	Servicios jurídicos	21.599	0	0	0	0	21.599
403	10	02	00	Servicios de contabilidad y auditoría	16.181	0	0	0	0	16.181
403	10	03	00	Servicios de procesamiento de datos	400.000	0	0	0	0	400.000
403	10	07	00	Servicios de capacitación y adiestramiento	3.000.000	0	0	0	0	3.000.000
403	10	09	00	Servicios de lavandería y tintorería	52.000	0	0	0	0	52.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.080.000	0	0	0	0	1.080.000
403	10	99	00	Otros servicios profesionales y técnicos	2.786.447	0	0	0	0	2.786.447
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	53.719.977	0	0	0	0	53.719.977
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	100.000	0	0	0	0	100.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	30.263.536	0	0	0	0	30.263.536
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	674.641	0	0	0	0	674.641
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	2.763.814	0	0	0	0	2.763.814
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	19.682.455	0	0	0	0	19.682.455
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	235.531	0	0	0	0	235.531
403	12	00	00	Conservación y reparaciones menores de obras	64.220.074	0	0	0	0	64.220.074
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	64.115.074	0	0	0	0	64.115.074
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	105.000	0	0	0	0	105.000
403	15	00	00	Servicios fiscales	200.000	0	0	0	0	200.000
403	15	02	00	Tasas y otros derechos obligatorios	100.000	0	0	0	0	100.000
403	15	99	00	Otros servicios fiscales	100.000	0	0	0	0	100.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	73.608.589	0	0	0	0	73.608.589
403	16	01	00	Servicios de diversión, esparcimiento y culturales	73.608.589	0	0	0	0	73.608.589
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	306.153	0	0	0	0	306.153
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	306.153	0	0	0	0	306.153
403	18	00	00	Impuestos indirectos	69.123.778	0	0	0	0	69.123.778

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	69.103.778	0	0	0	0	69.103.778
403	18	99	00	Otros impuestos indirectos	20.000	0	0	0	0	20.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.000.000	0	0	0	0	2.000.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.000.000	0	0	0	0	2.000.000
403	99	00	00	Otros servicios no personales	847.601	0	0	0	0	847.601
403	99	01	00	Otros servicios no personales	847.601	0	0	0	0	847.601
404	**00**	**00**	**00**	**Activos reales**	**133.059.634**	**0**	**0**	**0**	**0**	**133.059.634**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	31.845.930	0	0	0	0	31.845.930
404	01	01	00	Repuestos mayores	4.356.570	0	0	0	0	4.356.570
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	3.956.570	0	0	0	0	3.956.570
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	400.000	0	0	0	0	400.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	27.489.360	0	0	0	0	27.489.360
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	21.739.360	0	0	0	0	21.739.360
404	01	02	03	Reparaciones, mejoras y adiciones mayores de equipos de comunicaciones y de señalamiento	350.000	0	0	0	0	350.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	5.400.000	0	0	0	0	5.400.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.934.336	0	0	0	0	4.934.336
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	550.230	0	0	0	0	550.230
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	35.880	0	0	0	0	35.880
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	105.750	0	0	0	0	105.750
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.414.026	0	0	0	0	3.414.026
404	03	06	00	Maquinaria y equipos de energía	828.450	0	0	0	0	828.450
404	04	00	00	Equipos de transporte, tracción y elevación	30.361.750	0	0	0	0	30.361.750
404	04	01	00	Vehículos automotores terrestres	30.100.000	0	0	0	0	30.100.000
404	04	05	00	Vehículos de tracción no motorizados	261.750	0	0	0	0	261.750
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.653.701	0	0	0	0	3.653.701
404	05	01	00	Equipos de telecomunicaciones	3.653.701	0	0	0	0	3.653.701
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	40.500	0	0	0	0	40.500
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	40.500	0	0	0	0	40.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.272.025	0	0	0	0	1.272.025
404	07	01	00	Equipos científicos y de laboratorio	117.000	0	0	0	0	117.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	02	00	Equipos de enseñanza, deporte y recreación	455.950	0	0	0	0	455.950
404	07	03	00	Obras de arte	249.750	0	0	0	0	249.750
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	188.325	0	0	0	0	188.325
404	07	06	00	Instrumentos musicales y equipos de audio	261.000	0	0	0	0	261.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	60.751.392	0	0	0	0	60.751.392
404	09	01	00	Mobiliario y equipos de oficina	31.897.636	0	0	0	0	31.897.636
404	09	02	00	Equipos de computación	4.234.156	0	0	0	0	4.234.156
404	09	03	00	Mobiliario y equipos de alojamiento	21.436.600	0	0	0	0	21.436.600
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.183.000	0	0	0	0	3.183.000
404	99	00	00	Otros activos reales	200.000	0	0	0	0	200.000
404	99	01	00	Otros activos reales	200.000	0	0	0	0	200.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**9.140.707.737**	**97.711.649**	**0**	**0**	**0**	**9.238.419.386**
407	01	00	00	Transferencias y donaciones corrientes internas	8.420.198.442	0	0	0	0	8.420.198.442
407	01	01	00	Transferencias corrientes internas al sector privado	767.513.991	0	0	0	0	767.513.991
407	01	01	01	Pensiones del personal empleado, obrero y militar	88.649.534	0	0	0	0	88.649.534
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	214.295.595	0	0	0	0	214.295.595
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.000.000	0	0	0	0	2.000.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.741.765	0	0	0	0	1.741.765
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	80.000.000	0	0	0	0	80.000.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	83.877.810	0	0	0	0	83.877.810
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	2.000.000	0	0	0	0	2.000.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	11.982.641	0	0	0	0	11.982.641
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	80.000.000	0	0	0	0	80.000.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	202.966.646	0	0	0	0	202.966.646
407	01	02	00	Donaciones corrientes internas al sector privado	829.793	0	0	0	0	829.793
407	01	02	01	Donaciones corrientes a personas	829.793	0	0	0	0	829.793
407	01	03	00	Transferencias corrientes internas al sector público	7.651.854.658	0	0	0	0	7.651.854.658
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.493.202.362	0	0	0	0	6.493.202.362
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	260.723.373	0	0	0	0	260.723.373
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	897.928.923	0	0	0	0	897.928.923

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	03	00	00	Transferencias y donaciones de capital internas	720.509.295	97.711.649	0	0	0	818.220.944
407	03	03	00	Transferencias de capital internas al sector público	720.509.295	97.711.649	0	0	0	818.220.944
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	628.510.905	97.711.649	0	0	0	726.222.554
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	49.738.202	0	0	0	0	49.738.202
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	42.260.188	0	0	0	0	42.260.188
411	**00**	**00**	**00**	**Disminución de pasivos**	**19.000.000**	**0**	**0**	**0**	**0**	**19.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	19.000.000	0	0	0	0	19.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	12.000.000	0	0	0	0	12.000.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	7.000.000	0	0	0	0	7.000.000
				Totales	**11.004.215.736**	**97.711.649**	**0**	**0**	**0**	**11.101.927.385**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 114819 340020000 MANTENIMIENTO PREVENTIVO - CORRECTIVO Y EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES, ADSCRITAS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS. PERÍODO 2012 - 2016

OBJETIVO DEL PROYECTO: PRESTARLE SERVICIO DE MANTENIMIENTO PREVENTIVO - CORRECTIVO Y EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES, ASÍ COMO EL MANTENIMIENTO, REPARACIÓN Y DOTACIÓN DE VEHÍCULOS.

UNIDAD DE MEDIDA: OFICINA **META:** 134

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.030.667**	**0**	**0**	**0**	**0**	**3.030.667**
402	01	00	00	Productos alimenticios y agropecuarios	589.202	0	0	0	0	589.202
402	01	01	00	Alimentos y bebidas para personas	589.202	0	0	0	0	589.202
402	05	00	00	Productos de papel, cartón e impresos	98.500	0	0	0	0	98.500
402	05	03	00	Productos de papel y cartón para oficina	98.500	0	0	0	0	98.500
402	06	00	00	Productos químicos y derivados	1.373.500	0	0	0	0	1.373.500
402	06	03	00	Tintas, pinturas y colorantes	1.373.500	0	0	0	0	1.373.500
402	10	00	00	Productos varios y útiles diversos	969.465	0	0	0	0	969.465
402	10	08	00	Materiales para equipos de computación	969.465	0	0	0	0	969.465
403	**00**	**00**	**00**	**Servicios no personales**	**74.133.910**	**0**	**0**	**0**	**0**	**74.133.910**
403	09	00	00	Viáticos y pasajes	1.853.000	0	0	0	0	1.853.000
403	09	01	00	Viáticos y pasajes dentro del país	1.853.000	0	0	0	0	1.853.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.000.000	0	0	0	0	1.000.000
403	10	99	00	Otros servicios profesionales y técnicos	1.000.000	0	0	0	0	1.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	22.735.000	0	0	0	0	22.735.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	18.795.000	0	0	0	0	18.795.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.940.000	0	0	0	0	3.940.000
403	12	00	00	Conservación y reparaciones menores de obras	33.012.912	0	0	0	0	33.012.912
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	33.012.912	0	0	0	0	33.012.912
403	18	00	00	Impuestos indirectos	15.532.998	0	0	0	0	15.532.998
403	18	01	00	Impuesto al valor agregado	15.532.998	0	0	0	0	15.532.998
404	**00**	**00**	**00**	**Activos reales**	**52.277.071**	**0**	**0**	**0**	**0**	**52.277.071**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	13.304.360	0	0	0	0	13.304.360
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	13.304.360	0	0	0	0	13.304.360
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	13.304.360	0	0	0	0	13.304.360
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.478.711	0	0	0	0	2.478.711
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	420.000	0	0	0	0	420.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.615.911	0	0	0	0	1.615.911
404	03	06	00	Maquinaria y equipos de energía	442.800	0	0	0	0	442.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 114819 340020000 MANTENIMIENTO PREVENTIVO - CORRECTIVO Y EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES, ADSCRITAS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS. PERÍODO 2012 - 2016

OBJETIVO DEL PROYECTO: PRESTARLE SERVICIO DE MANTENIMIENTO PREVENTIVO - CORRECTIVO Y EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES, ASÍ COMO EL MANTENIMIENTO, REPARACIÓN Y DOTACIÓN DE VEHÍCULOS.

UNIDAD DE MEDIDA: OFICINA

META: 134

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	04	00	00	Equipos de transporte, tracción y elevación	27.100.000	0	0	0	0	27.100.000
404	04	01	00	Vehículos automotores terrestres	27.100.000	0	0	0	0	27.100.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.091.000	0	0	0	0	1.091.000
404	05	01	00	Equipos de telecomunicaciones	1.091.000	0	0	0	0	1.091.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	8.303.000	0	0	0	0	8.303.000
404	09	01	00	Mobiliario y equipos de oficina	3.560.000	0	0	0	0	3.560.000
404	09	02	00	Equipos de computación	1.750.000	0	0	0	0	1.750.000
404	09	03	00	Mobiliario y equipos de alojamiento	2.760.000	0	0	0	0	2.760.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	233.000	0	0	0	0	233.000
				Totales	**129.441.648**	**0**	0	0	0	**129.441.648**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 114819 340020000 MANTENIMIENTO PREVENTIVO - CORRECTIVO Y EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES, ADSCRITAS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS. PERÍODO 2012 - 2016

OBJETIVO DEL PROYECTO: PRESTARLE SERVICIO DE MANTENIMIENTO PREVENTIVO - CORRECTIVO Y EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES, ASÍ COMO EL MANTENIMIENTO, REPARACIÓN Y DOTACIÓN DE VEHÍCULOS.

UNIDAD DE MEDIDA: OFICINA

META: 134

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 114819 340020000 MANTENIMIENTO PREVENTIVO - CORRECTIVO Y EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES, ADSCRITAS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS. PERÍODO 2012 - 2016

OBJETIVO DEL PROYECTO: PRESTARLE SERVICIO DE MANTENIMIENTO PREVENTIVO - CORRECTIVO Y EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES, ASÍ COMO EL MANTENIMIENTO, REPARACIÓN Y DOTACIÓN DE VEHÍCULOS.

UNIDAD DE MEDIDA: OFICINA **META:** 134

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 340020001 MANTENIMIENTO PREVENTIVO - CORRECTIVO A LAS UNIDADES ESTADALES

UNIDAD DE MEDIDA: OFICINA **META:** 38

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.030.667**	**0**	**0**	**0**	**0**	**3.030.667**
402	01	00	00	Productos alimenticios y agropecuarios	589.202	0	0	0	0	589.202
402	01	01	00	Alimentos y bebidas para personas	589.202	0	0	0	0	589.202
402	05	00	00	Productos de papel, cartón e impresos	98.500	0	0	0	0	98.500
402	05	03	00	Productos de papel y cartón para oficina	98.500	0	0	0	0	98.500
402	06	00	00	Productos químicos y derivados	1.373.500	0	0	0	0	1.373.500
402	06	03	00	Tintas, pinturas y colorantes	1.373.500	0	0	0	0	1.373.500
402	10	00	00	Productos varios y útiles diversos	969.465	0	0	0	0	969.465
402	10	08	00	Materiales para equipos de computación	969.465	0	0	0	0	969.465
403	**00**	**00**	**00**	**Servicios no personales**	**45.595.909**	**0**	**0**	**0**	**0**	**45.595.909**
403	09	00	00	Viáticos y pasajes	1.853.000	0	0	0	0	1.853.000
403	09	01	00	Viáticos y pasajes dentro del país	1.853.000	0	0	0	0	1.853.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.000.000	0	0	0	0	1.000.000
403	10	99	00	Otros servicios profesionales y técnicos	1.000.000	0	0	0	0	1.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.940.000	0	0	0	0	3.940.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.940.000	0	0	0	0	3.940.000
403	12	00	00	Conservación y reparaciones menores de obras	33.012.912	0	0	0	0	33.012.912
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	33.012.912	0	0	0	0	33.012.912
403	18	00	00	Impuestos indirectos	5.789.997	0	0	0	0	5.789.997
403	18	01	00	Impuesto al valor agregado	5.789.997	0	0	0	0	5.789.997
				Totales	**48.626.576**	**0**	**0**	**0**	**0**	**48.626.576**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 114819 340020000 MANTENIMIENTO PREVENTIVO - CORRECTIVO Y EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES, ADSCRITAS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS. PERÍODO 2012 - 2016

OBJETIVO DEL PROYECTO: PRESTARLE SERVICIO DE MANTENIMIENTO PREVENTIVO - CORRECTIVO Y EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES, ASÍ COMO EL MANTENIMIENTO, REPARACIÓN Y DOTACIÓN DE VEHÍCULOS.

UNIDAD DE MEDIDA: OFICINA **META:** 134

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 340020002 EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES

UNIDAD DE MEDIDA: OFICINA **META:** 54

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.670.361**	0	0	0	0	**1.670.361**
403	18	00	00	Impuestos indirectos	1.670.361	0	0	0	0	1.670.361
403	18	01	00	Impuesto al valor agregado	1.670.361	0	0	0	0	1.670.361
404	**00**	**00**	**00**	**Activos reales**	**11.872.711**	0	0	0	0	**11.872.711**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.478.711	0	0	0	0	2.478.711
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	420.000	0	0	0	0	420.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.615.911	0	0	0	0	1.615.911
404	03	06	00	Maquinaria y equipos de energía	442.800	0	0	0	0	442.800
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.091.000	0	0	0	0	1.091.000
404	05	01	00	Equipos de telecomunicaciones	1.091.000	0	0	0	0	1.091.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	8.303.000	0	0	0	0	8.303.000
404	09	01	00	Mobiliario y equipos de oficina	3.560.000	0	0	0	0	3.560.000
404	09	02	00	Equipos de computación	1.750.000	0	0	0	0	1.750.000
404	09	03	00	Mobiliario y equipos de alojamiento	2.760.000	0	0	0	0	2.760.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	233.000	0	0	0	0	233.000
				Totales	**13.543.072**	**0**	**0**	0	0	**13.543.072**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 114819 340020000 MANTENIMIENTO PREVENTIVO - CORRECTIVO Y EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES, ADSCRITAS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS. PERÍODO 2012 - 2016

OBJETIVO DEL PROYECTO: PRESTARLE SERVICIO DE MANTENIMIENTO PREVENTIVO - CORRECTIVO Y EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES, ASÍ COMO EL MANTENIMIENTO, REPARACIÓN Y DOTACIÓN DE VEHÍCULOS.

UNIDAD DE MEDIDA: OFICINA **META:** 134

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 340020003 MANTENIMIENTO, REPARACIÓN Y DOTACIÓN DE VEHÍCULOS DE LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES

UNIDAD DE MEDIDA: UNIDAD **META:** 68

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**26.867.640**	**0**	**0**	**0**	**0**	**26.867.640**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	18.795.000	0	0	0	0	18.795.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	18.795.000	0	0	0	0	18.795.000
403	18	00	00	Impuestos indirectos	8.072.640	0	0	0	0	8.072.640
403	18	01	00	Impuesto al valor agregado	8.072.640	0	0	0	0	8.072.640
404	**00**	**00**	**00**	**Activos reales**	**40.404.360**	**0**	**0**	**0**	**0**	**40.404.360**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	13.304.360	0	0	0	0	13.304.360
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	13.304.360	0	0	0	0	13.304.360
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	13.304.360	0	0	0	0	13.304.360
404	04	00	00	Equipos de transporte, tracción y elevación	27.100.000	0	0	0	0	27.100.000
404	04	01	00	Vehículos automotores terrestres	27.100.000	0	0	0	0	27.100.000
				Totales	**67.272.000**	**0**	**0**	**0**	**0**	**67.272.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: OBTENER INFORMACIÓN PERIÓDICA DE SIEMBRA, INTENCIÓN Y PRODUCCIÓN, PRECIOS, COSTOS DE PRODUCCIÓN, NIVEL DE MECANIZACIÓN ORIGEN Y DESTINO DE LA PRODUCCIÓN.

UNIDAD DE MEDIDA: ENCUESTA **META:** 103.567

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**58.315.099**	0	0	0	0	**58.315.099**
401	01	00	00	Sueldos, salarios y otras retribuciones	31.801.267	0	0	0	0	31.801.267
401	01	18	00	Remuneraciones al personal contratado	31.801.267	0	0	0	0	31.801.267
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	31.801.267	0	0	0	0	31.801.267
401	04	00	00	Complementos de sueldos y salarios	7.303.464	0	0	0	0	7.303.464
401	04	26	00	Bono compensatorio de alimentación al personal contratado	7.303.464	0	0	0	0	7.303.464
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	11.433.631	0	0	0	0	11.433.631
401	05	07	00	Aguinaldos al personal contratado	6.283.405	0	0	0	0	6.283.405
401	05	08	00	Bono vacacional al personal contratado	5.150.226	0	0	0	0	5.150.226
401	06	00	00	Aportes patronales y legales	3.511.474	0	0	0	0	3.511.474
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.800.000	0	0	0	0	1.800.000
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	855.737	0	0	0	0	855.737
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	855.737	0	0	0	0	855.737
401	07	00	00	Asistencia socio-económica	1.065.263	0	0	0	0	1.065.263
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	440.000	0	0	0	0	440.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	216.132	0	0	0	0	216.132
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	193.000	0	0	0	0	193.000
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	216.131	0	0	0	0	216.131
401	08	00	00	Prestaciones sociales e indemnizaciones	3.200.000	0	0	0	0	3.200.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.200.000	0	0	0	0	3.200.000
402	00	00	00	**Materiales, suministros y mercancías**	**14.304.855**	0	0	0	0	**14.304.855**
402	01	00	00	Productos alimenticios y agropecuarios	1.602.000	0	0	0	0	1.602.000
402	01	01	00	Alimentos y bebidas para personas	1.602.000	0	0	0	0	1.602.000
402	03	00	00	Textiles y vestuarios	5.050.000	0	0	0	0	5.050.000
402	03	01	00	Textiles	1.000.000	0	0	0	0	1.000.000
402	03	02	00	Prendas de vestir	4.050.000	0	0	0	0	4.050.000
402	04	00	00	Productos de cuero y caucho	1.168.000	0	0	0	0	1.168.000
402	04	03	00	Cauchos y tripas para vehículos	1.168.000	0	0	0	0	1.168.000
402	05	00	00	Productos de papel, cartón e impresos	1.934.010	0	0	0	0	1.934.010

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: OBTENER INFORMACIÓN PERIÓDICA DE SIEMBRA, INTENCIÓN Y PRODUCCIÓN, PRECIOS, COSTOS DE PRODUCCIÓN, NIVEL DE MECANIZACIÓN ORIGEN Y DESTINO DE LA PRODUCCIÓN.

UNIDAD DE MEDIDA: ENCUESTA

META: 103.567

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	1.934.010	0	0	0	0	1.934.010
402	06	00	00	Productos químicos y derivados	2.213.506	0	0	0	0	2.213.506
402	06	03	00	Tintas, pinturas y colorantes	2.161.506	0	0	0	0	2.161.506
402	06	06	00	Combustibles y lubricantes	32.000	0	0	0	0	32.000
402	06	08	00	Productos plásticos	20.000	0	0	0	0	20.000
402	08	00	00	Productos metálicos	77.320	0	0	0	0	77.320
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	9.400	0	0	0	0	9.400
402	08	09	00	Repuestos y accesorios para equipos de transporte	67.920	0	0	0	0	67.920
402	10	00	00	Productos varios y útiles diversos	2.260.019	0	0	0	0	2.260.019
402	10	02	00	Materiales y útiles de limpieza y aseo	6.000	0	0	0	0	6.000
402	10	03	00	Utensilios de cocina y comedor	104.319	0	0	0	0	104.319
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	788.100	0	0	0	0	788.100
402	10	08	00	Materiales para equipos de computación	1.330.000	0	0	0	0	1.330.000
402	10	11	00	Materiales eléctricos	28.000	0	0	0	0	28.000
402	10	99	00	Otros productos y útiles diversos	3.600	0	0	0	0	3.600
403	**00**	**00**	**00**	**Servicios no personales**	**9.411.699**	**0**	**0**	**0**	**0**	**9.411.699**
403	01	00	00	Alquileres de inmuebles	200.000	0	0	0	0	200.000
403	01	01	00	Alquileres de edificios y locales	200.000	0	0	0	0	200.000
403	02	00	00	Alquileres de maquinaria y equipos	800.000	0	0	0	0	800.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	800.000	0	0	0	0	800.000
403	04	00	00	Servicios básicos	20.000	0	0	0	0	20.000
403	04	01	00	Electricidad	10.000	0	0	0	0	10.000
403	04	04	00	Teléfonos	10.000	0	0	0	0	10.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	10.000	0	0	0	0	10.000
403	06	00	00	Servicios de transporte y almacenaje	60.000	0	0	0	0	60.000
403	06	01	00	Fletes y embalajes	60.000	0	0	0	0	60.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.138.000	0	0	0	0	1.138.000
403	07	02	00	Imprenta y reproducción	180.000	0	0	0	0	180.000
403	07	03	00	Relaciones sociales	958.000	0	0	0	0	958.000
403	09	00	00	Viáticos y pasajes	2.452.500	0	0	0	0	2.452.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: OBTENER INFORMACIÓN PERIÓDICA DE SIEMBRA, INTENCIÓN Y PRODUCCIÓN, PRECIOS, COSTOS DE PRODUCCIÓN, NIVEL DE MECANIZACIÓN ORIGEN Y DESTINO DE LA PRODUCCIÓN.

UNIDAD DE MEDIDA: ENCUESTA **META:** 103.567

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	2.452.500	0	0	0	0	2 452.500
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	178.200	0	0	0	0	178.200
403	10	99	00	Otros servicios profesionales y técnicos	178.200	0	0	0	0	178.200
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.220.000	0	0	0	0	1.220.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	100.000	0	[illegible]	0	0	100.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	120.000	0	0	0	0	120.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.000.000	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	3.326.999	0	0	0	0	3.326.999
403	18	01	00	Impuesto al valor agregado	3.306.999	0	0	0	0	3.306.999
403	18	99	00	Otros impuestos indirectos	20.000	0	0	0	0	20.000
403	99	00	00	Otros servicios no personales	16.000	0	0	0	0	16.000
403	99	01	00	Otros servicios no personales	16.000	0	0	0	0	16.000
404	**00**	**00**	**00**	**Activos reales**	**10.658.200**	0	**0**	0	0	**10.658.200**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.200.000	0	0	0	0	1.200.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.200.000	0	0	0	0	1.200.000
404	04	00	00	Equipos de transporte, tracción y elevación	3.000.000	0	0	0	0	3.000.000
404	04	01	00	Vehículos automotores terrestres	3.000.000	0	0	0	0	3.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	400.000	0	0	0	0	400.000
404	05	01	00	Equipos de telecomunicaciones	400.000	0	0	0	0	400.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.858.200	0	0	0	0	5.858.200
404	09	01	00	Mobiliario y equipos de oficina	1.630.000	0	0	0	0	1.630.000
404	09	02	00	Equipos de computación	1.328.200	0	0	0	0	1.328.200
404	09	03	00	Mobiliario y equipos de alojamiento	2.900.000	0	0	0	0	2.900.000
404	99	00	00	Otros activos reales	200.000	0	0	0	0	200.000
404	99	01	00	Otros activos reales	200.000	0	0	0	0	200.000
				Totales	**92.689.853**	**0**	**0**	**0**	**0**	**92.689.853**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: OBTENER INFORMACIÓN PERIÓDICA DE SIEMBRA, INTENCIÓN Y PRODUCCIÓN, PRECIOS, COSTOS DE PRODUCCIÓN, NIVEL DE MECANIZACIÓN ORIGEN Y DESTINO DE LA PRODUCCIÓN.

UNIDAD DE MEDIDA: ENCUESTA

META: 103.567

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **PROYECTO:** 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: OBTENER INFORMACIÓN PERIÓDICA DE SIEMBRA, INTENCIÓN Y PRODUCCIÓN, PRECIOS, COSTOS DE PRODUCCIÓN, NIVEL DE MECANIZACIÓN ORIGEN Y DESTINO DE LA PRODUCCIÓN.

UNIDAD DE MEDIDA: ENCUESTA **META:** 103.567

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 340023001 RECOLECCIÓN DE DATOS EN CAMPO

UNIDAD DE MEDIDA: UNIDAD **META:** 22.107

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**52.483.589**	**0**	**0**	**0**	**0**	**52.483.589**
401	01	00	00	Sueldos, salarios y otras retribuciones	28.621.140	0	0	0	0	28.621.140
401	01	18	00	Remuneraciones al personal contratado	28.621.140	0	0	0	0	28.621.140
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	28.621.140	0	0	0	0	28.621.140
401	04	00	00	Complementos de sueldos y salarios	6.573.118	0	0	0	0	6.573.118
401	04	26	00	Bono compensatorio de alimentación al personal contratado	6.573.118	0	0	0	0	6.573.118
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	10.290.267	0	0	0	0	10.290.267
401	05	07	00	Aguinaldos al personal contratado	5.655.064	0	0	0	0	5.655.064
401	05	08	00	Bono vacacional al personal contratado	4.635.203	0	0	0	0	4.635.203
401	06	00	00	Aportes patronales y legales	3.160.326	0	0	0	0	3.160.326
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.620.000	0	0	0	0	1.620.000
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	770.163	0	0	0	0	770.163
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	770.163	0	0	0	0	770.163
401	07	00	00	Asistencia socio-económica	958.738	0	0	0	0	958.738
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	396.000	0	0	0	0	396.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	194.519	0	0	0	0	194.519
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	173.700	0	0	0	0	173.700
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	194.519	0	0	0	0	194.519
401	08	00	00	Prestaciones sociales e indemnizaciones	2.880.000	0	0	0	0	2.880.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.880.000	0	0	0	0	2.880.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**12.874.369**	**0**	**0**	**0**	**0**	**12.874.369**
402	01	00	00	Productos alimenticios y agropecuarios	1.441.800	0	0	0	0	1.441.800
402	01	01	00	Alimentos y bebidas para personas	1.441.800	0	0	0	0	1.441.800
402	03	00	00	Textiles y vestuarios	4.545.000	0	0	0	0	4.545.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: OBTENER INFORMACIÓN PERIÓDICA DE SIEMBRA, INTENCIÓN Y PRODUCCIÓN, PRECIOS, COSTOS DE PRODUCCIÓN, NIVEL DE MECANIZACIÓN ORIGEN Y DESTINO DE LA PRODUCCIÓN.

UNIDAD DE MEDIDA: ENCUESTA **META:** 103.567

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 340023001 RECOLECCIÓN DE DATOS EN CAMPO

UNIDAD DE MEDIDA: UNIDAD **META:** 22.107

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	01	00	Textiles	900.000	0	0	0	0	900.000
402	03	02	00	Prendas de vestir	3.645.000	0	0	0	0	3.645.000
402	04	00	00	Productos de cuero y caucho	1.051.200	0	0	0	0	1.051.200
402	04	03	00	Cauchos y tripas para vehículos	1.051.200	0	0	0	0	1.051.200
402	05	00	00	Productos de papel, cartón e impresos	1.740.609	0	0	0	0	1.740.609
402	05	03	00	Productos de papel y cartón para oficina	1.740.609	0	0	0	0	1.740.609
402	06	00	00	Productos químicos y derivados	1.992.155	0	0	0	0	1.992.155
402	06	03	00	Tintas, pinturas y colorantes	1.945.355	0	0	0	0	1.945.355
402	06	06	00	Combustibles y lubricantes	28.800	0	0	0	0	28.800
402	06	08	00	Productos plásticos	18.000	0	0	0	0	18.000
402	08	00	00	Productos metálicos	69.588	0	0	0	0	69.588
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	8.460	0	0	0	0	8.460
402	08	09	00	Repuestos y accesorios para equipos de transporte	61.128	0	0	0	0	61.128
402	10	00	00	Productos varios y útiles diversos	2.034.017	0	0	0	0	2.034.017
402	10	02	00	Materiales y útiles de limpieza y aseo	5.400	0	0	0	0	5.400
402	10	03	00	Utensilios de cocina y comedor	93.887	0	0	0	0	93.887
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	709.290	0	0	0	0	709.290
402	10	08	00	Materiales para equipos de computación	1.197.000	0	0	0	0	1.197.000
402	10	11	00	Materiales eléctricos	25.200	0	0	0	0	25.200
402	10	99	00	Otros productos y útiles diversos	3.240	0	0	0	0	3.240
403	**00**	**00**	**00**	**Servicios no personales**	**8.470.529**	**0**	**0**	**0**	**0**	**8.470.529**
403	01	00	00	Alquileres de inmuebles	180.000	0	0	0	0	180.000
403	01	01	00	Alquileres de edificios y locales	180.000	0	0	0	0	180.000
403	02	00	00	Alquileres de maquinaria y equipos	720.000	0	0	0	0	720.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	720.000	0	0	0	0	720.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: OBTENER INFORMACIÓN PERIÓDICA DE SIEMBRA, INTENCIÓN Y PRODUCCIÓN, PRECIOS, COSTOS DE PRODUCCIÓN, NIVEL DE MECANIZACIÓN ORIGEN Y DESTINO DE LA PRODUCCIÓN.

UNIDAD DE MEDIDA: ENCUESTA **META:** 103.567

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 340023001 RECOLECCIÓN DE DATOS EN CAMPO

UNIDAD DE MEDIDA: UNIDAD **META:** 22.107

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	00	00	Servicios básicos	18.000	0	0	0	0	18.000
403	04	01	00	Electricidad	9.000	0	0	0	0	9.000
403	04	04	00	Teléfonos	9.000	0	0	0	0	9.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	9.000	0	0	0	0	9.000
403	06	00	00	Servicios de transporte y almacenaje	54.000	0	0	0	0	54.000
403	06	01	00	Fletes y embalajes	54.000	0	0	0	0	54.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.024.200	0	0	0	0	1.024.200
403	07	02	00	Imprenta y reproducción	162.000	0	0	0	0	162.000
403	07	03	00	Relaciones sociales	862.200	0	0	0	0	862.200
403	09	00	00	Viáticos y pasajes	2.207.250	0	0	0	0	2.207.250
403	09	01	00	Viáticos y pasajes dentro del país	2.207.250	0	0	0	0	2.207.250
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	160.380	0	0	0	0	160.380
403	10	99	00	Otros servicios profesionales y técnicos	160.380	0	0	0	0	160.380
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.098.000	0	0	0	0	1.098.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	90.000	0	0	0	0	90.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	108.000	0	0	0	0	108.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	900.000	0	0	0	0	900.000
403	18	00	00	Impuestos indirectos	2.994.299	0	0	0	0	2.994.299
403	18	01	00	Impuesto al valor agregado	2.976.299	0	0	0	0	2.976.299
403	18	99	00	Otros impuestos indirectos	18.000	0	0	0	0	18.000
403	99	00	00	Otros servicios no personales	14.400	0	0	0	0	14.400
403	99	01	00	Otros servicios no personales	14.400	0	0	0	0	14.400
404	**00**	**00**	**00**	**Activos reales**	**9.592.380**	**0**	**0**	**0**	**0**	**9.592.380**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.080.000	0	0	0	0	1.080.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.080.000	0	0	0	0	1.080.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **PROYECTO:** 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: OBTENER INFORMACIÓN PERIÓDICA DE SIEMBRA, INTENCIÓN Y PRODUCCIÓN, PRECIOS, COSTOS DE PRODUCCIÓN, NIVEL DE MECANIZACIÓN ORIGEN Y DESTINO DE LA PRODUCCIÓN.

UNIDAD DE MEDIDA: ENCUESTA **META:** 103.567

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 340023001 RECOLECCIÓN DE DATOS EN CAMPO

UNIDAD DE MEDIDA: UNIDAD **META:** 22.107

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACION	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	04	00	00	Equipos de transporte, tracción y elevación	2.700.000	0	0	0	0	2.700.000
404	04	01	00	Vehículos automotores terrestres	2.700.000	0	0	0	0	2.700.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	360.000	0	0	0	0	360.000
404	05	01	00	Equipos de telecomunicaciones	360.000	0	0	0	0	360.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.272.380	0	0	0	0	5.272.380
404	09	01	00	Mobiliario y equipos de oficina	1.467.000	0	0	0	0	1.467.000
404	09	02	00	Equipos de computación	1.195.380	0	0	0	0	1.195.380
404	09	03	00	Mobiliario y equipos de alojamiento	2.610.000	0	0	0	0	2.610.000
404	99	00	00	Otros activos reales	180.000	0	0	0	0	180.000
404	99	01	00	Otros activos reales	180.000	0	0	0	0	180.000
				Totales	**83.420.867**	**0**	**0**	**0**	**0**	**83.420.867**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **PROYECTO:** 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: OBTENER INFORMACIÓN PERIÓDICA DE SIEMBRA, INTENCIÓN Y PRODUCCIÓN, PRECIOS, COSTOS DE PRODUCCIÓN, NIVEL DE MECANIZACIÓN ORIGEN Y DESTINO DE LA PRODUCCIÓN.

UNIDAD DE MEDIDA: ENCUESTA **META:** 103.567

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 340023002 REVISIÓN, DEPURACIÓN, VALIDACIÓN, ANÁLISIS Y GENERACIÓN DE INFORMACIÓN ESTADÍSTICA

UNIDAD DE MEDIDA: UNIDAD **META:** 22.107

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.831.510**	**0**	**0**	**0**	**0**	**5.831.510**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.180.127	0	0	0	0	3.180.127
401	01	18	00	Remuneraciones al personal contratado	3.180.127	0	0	0	0	3.180.127
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	3.180.127	0	0	0	0	3.180.127
401	04	00	00	Complementos de sueldos y salarios	730.346	0	0	0	0	730.346
401	04	26	00	Bono compensatorio de alimentación al personal contratado	730.346	0	0	0	0	730.346
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.143.364	0	0	0	0	1.143.364
401	05	07	00	Aguinaldos al personal contratado	628.341	0	0	0	0	628.341
401	05	08	00	Bono vacacional al personal contratado	515.023	0	0	0	0	515.023
401	06	00	00	Aportes patronales y legales	351.148	0	0	0	0	351.148
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	180.000	0	0	0	0	180.000
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	85.574	0	0	0	0	85.574
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	85.574	0	0	0	0	85.574
401	07	00	00	Asistencia socio-económica	106.525	0	0	0	0	106.525
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	44.000	0	0	0	0	44.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	21.613	0	0	0	0	21.613
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	19.300	0	0	0	0	19.300
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	21.612	0	0	0	0	21.612
401	08	00	00	Prestaciones sociales e indemnizaciones	320.000	0	0	0	0	320.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	320.000	0	0	0	0	320.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.430.486**	**0**	**0**	**0**	**0**	**1.430.486**
402	01	00	00	Productos alimenticios y agropecuarios	160.200	0	0	0	0	160.200
402	01	01	00	Alimentos y bebidas para personas	160.200	0	0	0	0	160.200
402	03	00	00	Textiles y vestuarios	505.000	0	0	0	0	505.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: OBTENER INFORMACIÓN PERIÓDICA DE SIEMBRA, INTENCIÓN Y PRODUCCIÓN, PRECIOS, COSTOS DE PRODUCCIÓN, NIVEL DE MECANIZACIÓN ORIGEN Y DESTINO DE LA PRODUCCIÓN.

UNIDAD DE MEDIDA: ENCUESTA **META:** 103.567

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 340023002 REVISIÓN, DEPURACIÓN, VALIDACIÓN, ANÁLISIS Y GENERACIÓN DE INFORMACIÓN ESTADÍSTICA

UNIDAD DE MEDIDA: UNIDAD **META:** 22.107

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	01	00	Textiles	100.000	0	0	0	0	100.000
402	03	02	00	Prendas de vestir	405.000	0	0	0	0	405.000
402	04	00	00	Productos de cuero y caucho	116.800	0	0	0	0	116.800
402	04	03	00	Cauchos y tripas para vehículos	116.800	0	0	0	0	116.800
402	05	00	00	Productos de papel, cartón e impresos	193.401	0	0	0	0	193.401
402	05	03	00	Productos de papel y cartón para oficina	193.401	0	0	0	0	193.401
402	06	00	00	Productos químicos y derivados	221.351	0	0	0	0	221.351
402	06	03	00	Tintas, pinturas y colorantes	216.151	0	0	0	0	216.151
402	06	06	00	Combustibles y lubricantes	3.200	0	0	0	0	3.200
402	06	08	00	Productos plásticos	2.000	0	0	0	0	2.000
402	08	00	00	Productos metálicos	7.732	0	0	0	0	7.732
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	940	0	0	0	0	940
402	08	09	00	Repuestos y accesorios para equipos de transporte	6.792	0	0	0	0	6.792
402	10	00	00	Productos varios y útiles diversos	226.002	0	0	0	0	226.002
402	10	02	00	Materiales y útiles de limpieza y aseo	600	0	0	0	0	600
402	10	03	00	Utensilios de cocina y comedor	10.432	0	0	0	0	10.432
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	78.810	0	0	0	0	78.810
402	10	08	00	Materiales para equipos de computación	133.000	0	0	0	0	133.000
402	10	11	00	Materiales eléctricos	2.800	0	0	0	0	2.800
402	10	99	00	Otros productos y útiles diversos	360	0	0	0	0	360
403	**00**	**00**	**00**	**Servicios no personales**	**941.170**	**0**	**0**	**0**	**0**	**941.170**
403	01	00	00	Alquileres de inmuebles	20.000	0	0	0	0	20.000
403	01	01	00	Alquileres de edificios y locales	20.000	0	0	0	0	20.000
403	02	00	00	Alquileres de maquinaria y equipos	80.000	0	0	0	0	80.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	80.000	0	0	0	0	80.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: OBTENER INFORMACIÓN PERIÓDICA DE SIEMBRA, INTENCIÓN Y PRODUCCIÓN, PRECIOS, COSTOS DE PRODUCCIÓN, NIVEL DE MECANIZACIÓN ORIGEN Y DESTINO DE LA PRODUCCIÓN.

UNIDAD DE MEDIDA: ENCUESTA **META:** 103.567

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 340023002 REVISIÓN, DEPURACIÓN, VALIDACIÓN, ANÁLISIS Y GENERACIÓN DE INFORMACIÓN ESTADÍSTICA

UNIDAD DE MEDIDA: UNIDAD **META:** 22.107

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por **Endeudamiento**	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	00	00	Servicios básicos	2.000	0	0	0	0	2.000
403	04	01	00	Electricidad	1.000	0	0	0	0	1.000
403	04	04	00	Teléfonos	1.000	0	0	0	0	1.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	1.000	0	0	0	0	1.000
403	**06**	00	00	Servicios de transporte y almacenaje	6.000	0	0	0	0	6.000
403	06	01	00	Fletes y embalajes	6.000	0	0	0	0	6.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	113.800	0	0	0	0	113.800
403	07	02	00	Imprenta y reproducción	18.000	0	0	0	0	18.000
403	07	03	00	Relaciones sociales	95.800	0	0	0	0	95.800
403	09	00	**00**	Viáticos y pasajes	245.250	0	0	0	0	245.250
403	09	01	00	Viáticos y pasajes dentro del país	245.250	0	0	0	0	245.250
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	17.820	0	0	0	0	17.820
403	10	**99**	00	Otros servicios profesionales y técnicos	17.820	0	0	0	0	17.820
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	122.000	0	0	0	0	122.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	10.000	0	0	0	0	10.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	12.000	0	0	0	0	12.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	332.700	0	0	0	0	332.700
403	18	01	**00**	Impuesto al valor agregado	330.700	0	0	0	0	330.700
403	18	**99**	00	Otros impuestos indirectos	2.000	0	0	0	0	2.000
403	**99**	00	**00**	Otros servicios no personales	1.600	0	0	0	0	1.600
403	**99**	01	00	Otros servicios no personales	1.600	0	0	0	0	1.600
404	**00**	**00**	**00**	**Activos reales**	**1.065.820**	0	0	0	0	**1.065.820**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	120.000	0	0	0	0	120.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	120.000	0	0	0	0	120.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: OBTENER INFORMACIÓN PERIÓDICA DE SIEMBRA, INTENCIÓN Y PRODUCCIÓN, PRECIOS, COSTOS DE PRODUCCIÓN, NIVEL DE MECANIZACIÓN ORIGEN Y DESTINO DE LA PRODUCCIÓN.

UNIDAD DE MEDIDA: ENCUESTA **META:** 103.567

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 340023002 REVISIÓN, DEPURACIÓN, VALIDACIÓN, ANÁLISIS Y GENERACIÓN DE INFORMACIÓN ESTADÍSTICA

UNIDAD DE MEDIDA: UNIDAD **META:** 22.107

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	04	00	00	Equipos de transporte, tracción y elevación	300.000	0	0	0	0	300.000
404	04	01	00	Vehículos automotores terrestres	300.000	0	0	0	0	300.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	40.000	0	0	0	0	40.000
404	05	01	00	Equipos de telecomunicaciones	40.000	0	0	0	0	40.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	585.820	0	0	0	0	585.820
404	09	01	00	Mobiliario y equipos de oficina	163.000	0	0	0	0	163.000
404	09	02	00	Equipos de computación	132.820	0	0	0	0	132.820
404	09	03	00	Mobiliario y equipos de alojamiento	290.000	0	0	0	0	290.000
404	99	00	00	Otros activos reales	20.000	0	0	0	0	20.000
404	99	01	00	Otros activos reales	20.000	0	0	0	0	20.000
				Totales	**9.268.986**	**0**	**0**	**0**	**0**	**9.268.986**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.166.288.824

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.068.577.175**	**97.711.649**	**0**	**0**	**0**	**1.166.288.824**
407	01	00	00	Transferencias y donaciones corrientes internas	349.417.880	0	0	0	0	349.417.880
407	01	03	00	Transferencias corrientes internas al sector público	349.417.880	0	0	0	0	349.417.880
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	175.913.084	0	0	0	0	175.913.084
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	173.504.796	0	0	0	0	173.504.796
407	03	00	00	Transferencias y donaciones de capital internas	719.159.295	97.711.649	0	0	0	816.870.944
407	03	03	00	Transferencias de capital internas al sector público	719.159.295	97.711.649	0	0	0	816.870.944
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	628.510.905	97.711.649	0	0	0	726.222.554
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	49.738.202	0	0	0	0	49.738.202
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	40.910.188	0	0	0	0	40.910.188
				Totales	**1.068.577.175**	**97.711.649**	**0**	**0**	**0**	**1.166.288.824**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.166.288.824

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.068.577.175**	**97.711.649**	**0**	**0**	**0**	**1.166.288.824**
407	01	00	00	Transferencias y donaciones corrientes internas	349.417.880	0	0	0	0	349.417.880
407	01	03	00	Transferencias corrientes internas al sector público	349.417.880	0	0	0	0	349.417.880
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	175.913.084	0	0	0	0	175.913.084
				- A0426 Fundación Tierra Fértil	107.153.724	0	0	0	0	107.153.724
				- A1330 Instituto Nacional de Salud Agrícola Integral (INSAI)	68.759.360	0	0	0	0	68.759.360
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	173.504.796	0	0	0	0	173.504.796
				- A0266 Fondo Especial Ezequiel Zamora	173.504.796	0	0	0	0	173.504.796
407	03	00	00	Transferencias y donaciones de capital internas	719.159.295	97.711.649	0	0	0	816.870.944
407	03	03	00	Transferencias de capital internas al sector público	719.159.295	97.711.649	0	0	0	816.870.944
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	628.510.905	97.711.649	0	0	0	726.222.554
				- A0022 Instituto Nacional de Investigaciones Agrícolas (INIA)	20.879.333	0	0	0	0	20.879.333
				- A0465 Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)	271.544.960	97.711.649	0	0	0	369.256.609
				- A0844 Instituto Socialista de la Pesca y Acuicultura (INSOPESCA)	91.639.231	0	0	0	0	91.639.231
				- A0933 Instituto Nacional de Desarrollo Rural (INDER)	108.896.758	0	0	0	0	108.896.758
				- A0935 Instituto Nacional de Tierras (INTI)	135.550.623	0	0	0	0	135.550.623
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	49.738.202	0	0	0	0	49.738.202
				- A0820 Empresa Regional Sistema Hidráulico Planicie de Maracaibo (PLANIMARA)	49.738.202	0	0	0	0	49.738.202
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	40.910.188	0	0	0	0	40.910.188
				- A1302 Fondo para el Desarrollo Agrario Socialista (FONDAS)	40.910.188	0	0	0	0	40.910.188
				Totales	**1.068.577.175**	**97.711.649**	**0**	**0**	**0**	**1.166.288.824**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.166.288.824

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 349999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE INVESTIGACIONES AGRÍCOLAS (INIA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 20.879.333

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**20.879.333**	**0**	**0**	**0**	**0**	**20.879.333**
407	03	00	00	Transferencias y donaciones de capital internas	20.879.333	0	0	0	0	20.879.333
407	03	03	00	Transferencias de capital internas al sector público	20.879.333	0	0	0	0	20.879.333
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	20.879.333	0	0	0	0	20.879.333
				Totales	**20.879.333**	**0**	**0**	**0**	**0**	**20.879.333**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.166.288.824

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 349999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN TIERRA FÉRTIL

UNIDAD DE MEDIDA: BOLÍVAR

META: 107.153.724

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**107.153.724**	**0**	**0**	**0**	**0**	**107.153.724**
407	01	00	00	Transferencias y donaciones corrientes internas	107.153.724	0	0	0	0	107.153.724
407	01	03	00	Transferencias corrientes internas al sector público	107.153.724	0	0	0	0	107.153.724
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	107.153.724	0	0	0	0	107.153.724
				Totales	**107.153.724**	**0**	**0**	**0**	**0**	**107.153.724**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.166.288.824

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 349999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN DE CAPACITACIÓN E INNOVACIÓN PARA APOYAR LA REVOLUCIÓN AGRARIA (CIARA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 369.256.609

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**271.544.960**	**97.711.649**	**0**	**0**	**0**	**369.256.609**
407	03	00	00	Transferencias y donaciones de capital internas	271.544.960	97.711.649	0	0	0	369.256.609
407	03	03	00	Transferencias de capital internas al sector público	271.544.960	97.711.649	0	0	0	369.256.609
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	271.544.960	97.711.649	0	0	0	369.256.609
				Totales	**271.544.960**	**97.711.649**	**0**	**0**	**0**	**369.256.609**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.166.288.824

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 349999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO SOCIALISTA DE LA PESCA Y ACUICULTURA (INSOPESCA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 91.639.231

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**91.639.231**	**0**	**0**	**0**	**0**	**91.639.231**
407	03	00	00	Transferencias y donaciones de capital internas	91.639.231	0	0	0	0	91.639.231
407	03	03	00	Transferencias de capital internas al sector público	91.639.231	0	0	0	0	91.639.231
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	91.639.231	0	0	0	0	91.639.231
				Totales	**91.639.231**	**0**	**0**	**0**	**0**	**91.639.231**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.166.288.824

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 349999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE DESARROLLO RURAL (INDER)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 108.896.758

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**108.896.758**	**0**	**0**	**0**	**0**	**108.896.758**
407	03	00	00	Transferencias y donaciones de capital internas	108.896.758	0	0	0	0	108.896.758
407	03	03	00	Transferencias de capital internas al sector público	108.896.758	0	0	0	0	108.896.758
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	108.896.758	0	0	0	0	108.896.758
				Totales	**108.896.758**	**0**	**0**	**0**	**0**	**108.896.758**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.166.288.824

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 349999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE TIERRAS (INTI)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 135.550.623

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**135.550.623**	**0**	**0**	**0**	**0**	**135.550.623**
407	03	00	00	Transferencias y donaciones de capital internas	135.550.623	0	0	0	0	135.550.623
407	03	03	00	Transferencias de capital internas al sector público	135.550.623	0	0	0	0	135.550.623
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	135.550.623	0	0	0	0	135.550.623
				Totales	**135.550.623**	**0**	**0**	**0**	**0**	**135.550.623**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.166.288.824

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 349999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FONDO PARA EL DESARROLLO AGRARIO SOCIALISTA (FONDAS)

UNIDAD DE MEDIDA: BOLÍVAR

META: 40.910.188

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**40.910.188**	**0**	**0**	**0**	**0**	**40.910.188**
407	03	00	00	Transferencias y donaciones de capital internas	40.910.188	0	0	0	0	40.910.188
407	03	03	00	Transferencias de capital internas al sector público	40.910.188	0	0	0	0	40.910.188
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	40.910.188	0	0	0	0	40.910.188
				Totales	**40.910.188**	**0**	**0**	**0**	**0**	**40.910.188**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.166.288.824

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 349999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE SALUD AGRÍCOLA INTEGRAL (INSAI)

UNIDAD DE MEDIDA: BOLÍVAR

META: 68.759.360

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**68.759.360**	**0**	**0**	**0**	**0**	**68.759.360**
407	01	00	00	Transferencias y donaciones corrientes internas	68.759.360	0	0	0	0	68.759.360
407	01	03	00	Transferencias corrientes internas al sector público	68.759.360	0	0	0	0	68.759.360
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	68.759.360	0	0	0	0	68.759.360
				Totales	**68.759.360**	**0**	**0**	**0**	**0**	**68.759.360**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.166.288.824

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 349999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE EMPRESA REGIONAL SISTEMA HIDRÁULICO PLANICIE DE MARACAIBO (PLANIMARA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 49.738.202

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**49.738.202**	0	**0**	**0**	**0**	**49.738.202**
407	03	00	00	Transferencias y donaciones de capital internas	49.738.202	0	0	0	0	49.738.202
407	03	03	00	Transferencias de capital internas al sector público	49.738.202	0	0	0	0	49.738.202
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	49.738.202	0	0	0	0	49.738.202
				Totales	**49.738.202**	**0**	**0**	**0**	**0**	**49.738.202**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.166.288.824

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 349999010 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FONDO ESPECIAL EZEQUIEL ZAMORA

UNIDAD DE MEDIDA: BOLÍVAR

META: 173.504.796

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	**Otras Fuentes**	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**173.504.796**	**0**	**0**	**0**	**0**	**173.504.796**
407	01	00	00	Transferencias y donaciones corrientes internas	173.504.796	0	0	0	0	173.504.796
407	01	03	00	Transferencias corrientes internas al sector público	173.504.796	0	0	0	0	173.504.796
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	173.504.796	0	0	0	0	173.504.796
				Totales	**173.504.796**	**0**	**0**	**0**	**0**	**173.504.796**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

ACCIÓN CENTRALIZADA: 340001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.209.961.686**	0	0	0	0	**1.209.961.686**
401	01	00	00	Sueldos, salarios y otras retribuciones	234.976.227	0	0	0	0	234.976.227
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	100.149.923	0	0	0	0	100.149.923
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	373.229	0	0	0	0	373.229
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	81.998.262	0	0	0	0	81.998.262
401	01	18	00	Remuneraciones al personal contratado	52.105.448	0	0	0	0	52.105.448
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	52.105.448	0	0	0	0	52.105.448
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	155.481	0	0	0	0	155.481
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	193.884	0	0	0	0	193.884
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	44.963.508	0	0	0	0	44.963.508
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	27.227.046	0	0	0	0	27.227.046
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	17.736.462	0	0	0	0	17.736.462
401	03	00	00	Primas	114.973.923	0	0	0	0	114.973.923
401	03	02	00	Primas de transporte a empleados	9.229.900	0	0	0	0	9.229.900
401	03	04	00	Primas por hijos a empleados	4.632.000	0	0	0	0	4.632.000
401	03	08	00	Primas de profesionalización a empleados	12.217.028	0	0	0	0	12.217.028
401	03	09	00	Primas por antigüedad a empleados	26.831.100	0	0	0	0	26.831.100
401	03	17	00	Primas de transporte a obreros	7.560.000	0	0	0	0	7.560.000
401	03	19	00	Primas por hijos de obreros	5.368.800	0	0	0	0	5.368.800
401	03	21	00	Primas por antigüedad a obreros	25.721.958	0	0	0	0	25.721.958
401	03	22	00	Primas de profesionalización a obreros	10.662.657	0	0	0	0	10.662.657
401	03	37	00	Primas de transporte al personal contratado	6.205.800	0	0	0	0	6.205.800
401	03	47	00	Primas al personal de alto nivel y de dirección	6.522.000	0	0	0	0	6.522.000
401	03	97	00	Otras primas a empleados	21.600	0	0	0	0	21.600
401	03	98	00	Otras primas a obreros	1.080	0	0	0	0	1.080
401	04	00	00	Complementos de sueldos y salarios	122.141.475	0	0	0	0	122.141.475
401	04	08	00	Bono compensatorio de alimentación a empleados	39.238.776	0	0	0	0	39.238.776
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	2.646.098	0	0	0	0	2.646.098
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	991.080	0	0	0	0	991.080
401	04	17	00	Complemento a obreros por gastos de transporte	3.512.960	0	0	0	0	3.512.960
401	04	18	00	Bono compensatorio de alimentación a obreros	36.768.326	0	0	0	0	36.768.326
401	04	20	00	Complemento a obreros por días feriados	2.286.789	0	0	0	0	2.286.789

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

ACCIÓN CENTRALIZADA: 340001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	26	00	Bono compensatorio de alimentación al personal contratado	26.572.050	0	0	0	0	26.572.050
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	43.200	0	0	0	0	43.200
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	18.000	0	0	0	0	18.000
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	15.736	0	0	0	0	15.736
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	65.947	0	0	0	0	65.947
401	04	96	00	Otros complementos a empleados	8.944.685	0	0	0	0	8.944.685
401	04	97	00	Otros complementos a obreros	652.829	0	0	0	0	652.829
401	04	98	00	Otros complementos al personal contratado	384.999	0	0	0	0	384.999
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	60.254.885	0	0	0	0	60.254.885
401	05	01	00	Aguinaldos a empleados	2.000.000	0	0	0	0	2.000.000
401	05	03	00	Bono vacacional a empleados	12.006.295	0	0	0	0	12.006.295
401	05	04	00	Aguinaldos a obreros	2.000.000	0	0	0	0	2.000.000
401	05	06	00	Bono vacacional a obreros	30.595.068	0	0	0	0	30.595.068
401	05	07	00	Aguinaldos al personal contratado	2.000.000	0	0	0	0	2.000.000
401	05	08	00	Bono vacacional al personal contratado	11.153.522	0	0	0	0	11.153.522
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	500.000	0	0	0	0	500.000
401	06	00	00	Aportes patronales y legales	41.262.928	0	0	0	0	41.262.928
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	12.396.361	0	0	0	0	12.396.361
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.923.639	0	0	0	0	3.923.639
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	341.407	0	0	0	0	341.407
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.609.512	0	0	0	0	2.609.512
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	8.131.672	0	0	0	0	8.131.672
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	3.051.672	0	0	0	0	3.051.672
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	318.032	0	0	0	0	318.032
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.016.743	0	0	0	0	2.016.743
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	5.453.185	0	0	0	0	5.453.185
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.086.374	0	0	0	0	1.086.374
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	184.859	0	0	0	0	184.859
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	70.438	0	0	0	0	70.438
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	19.981	0	0	0	0	19.981
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	13.320	0	0	0	0	13.320

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

ACCIÓN CENTRALIZADA: 340001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	1.143	0	0	0	0	1.143
401	06	95	00	Otros aportes legales por personal contratado	1.644.590	0	0	0	0	1.644.590
401	07	00	00	Asistencia socio-económica	435.929.106	0	0	0	0	435.929.106
401	07	01	00	Capacitación y adiestramiento a empleados	1.200.000	0	0	0	0	1.200.000
401	07	02	00	Becas a empleados	2.171.400	0	0	0	0	2.171.400
401	07	03	00	Ayudas por matrimonio a empleados	90.000	0	0	0	0	90.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	90.000	0	0	0	0	90.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	11.486.688	0	0	0	0	11.486.688
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	96.000.000	0	0	0	0	96.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.566.260	0	0	0	0	5.566.260
401	07	10	00	Dotación de uniformes a empleados	19.392.000	0	0	0	0	19.392.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	5.566.260	0	0	0	0	5.566.260
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	5.566.260	0	0	0	0	5.566.260
401	07	17	00	Capacitación y adiestramiento a obreros	1.200.000	0	0	0	0	1.200.000
401	07	18	00	Becas a obreros	2.527.200	0	0	0	0	2.527.200
401	07	19	00	Ayudas por matrimonio de obreros	90.000	0	0	0	0	90.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	90.000	0	0	0	0	90.000
401	07	21	00	Ayudas por defunción a obreros	12.000	0	0	0	0	12.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	18.000	0	0	0	0	18.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	18.967.826	0	0	0	0	18.967.826
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	96.000.000	0	0	0	0	96.000.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	5.566.260	0	0	0	0	5.566.260
401	07	26	00	Dotación de uniformes a obreros	30.100.000	0	0	0	0	30.100.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	5.566 260	0	0	0	0	5.566.260
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	5.566.260	0	0	0	0	5.566.260
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	24.185	0	0	0	0	24.185
401	07	74	00	Capacitación y adiestramiento al personal contratado	1.200.000	0	0	0	0	1.200.000
401	07	75	00	Becas al personal contratado	60.000	0	0	0	0	60.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	2.000.000	0	0	0	0	2.000.000
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	96.000.000	0	0	0	0	96.000.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	10.000.000	0	0	0	0	10.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	679.727	0	0	0	0	679.727
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	5.566.260	0	0	0	0	5.566.260
401	07	97	00	Otras subvenciones a obreros	5.566.260	0	0	0	0	5.566.260
401	07	99	00	Otras subvenciones al personal contratado	2.000.000	0	0	0	0	2.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	155.459.634	0	0	0	0	155.459.634
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	78.687.030	0	0	0	0	78.687.030
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	60.725.888	0	0	0	0	60.725.888
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	15.446.716	0	0	0	0	15.446.716
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	600.000	0	0	0	0	600.000
403	**00**	**00**	**00**	**Servicios no personales**	**64.000.000**	**0**	**0**	**0**	**0**	**64.000.000**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.000.000	0	0	0	0	3.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	3.000.000	0	0	0	0	3.000.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	50.000.000	0	0	0	0	50.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	50.000.000	0	0	0	0	50.000.000
403	18	00	00	Impuestos indirectos	9.000.000	0	0	0	0	9.000.000
403	18	01	00	Impuesto al valor agregado	9.000.000	0	0	0	0	9.000.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.000.000	0	0	0	0	2.000.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.000.000	0	0	0	0	2.000.000
				Totales	**1.273.961.686**	**0**	**0**	**0**	**0**	**1.273.961.686**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

ACCIÓN CENTRALIZADA: 340001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

ACCIÓN CENTRALIZADA: 340001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 340001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.209.961.686**	**0**	**0**	**0**	**0**	**1.209.961.686**
401	01	00	00	Sueldos, salarios y otras retribuciones	234.976.227	0	0	0	0	234.976.227
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	100.149.923	0	0	0	0	100.149.923
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	373.229	0	0	0	0	373.229
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	81.998.262	0	0	0	0	81.998.262
401	01	18	00	Remuneraciones al personal contratado	52.105.448	0	0	0	0	52.105.448
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	52.105.448	0	0	0	0	52.105.448
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	155.481	0	0	0	0	155.481
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	193.884	0	0	0	0	193.884
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	44.963.508	0	0	0	0	44.963.508
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	27.227.046	0	0	0	0	27.227.046
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	17.736.462	0	0	0	0	17.736.462
401	03	00	00	Primas	114.973.923	0	0	0	0	114.973.923
401	03	02	00	Primas de transporte a empleados	9.229.900	0	0	0	0	9.229.900
401	03	04	00	Primas por hijos a empleados	4.632.000	0	0	0	0	4.632.000
401	03	08	00	Primas de profesionalización a empleados	12.217.028	0	0	0	0	12.217.028
401	03	09	00	Primas por antigüedad a empleados	26.831.100	0	0	0	0	26.831.100
401	03	17	00	Primas de transporte a obreros	7.560.000	0	0	0	0	7.560.000
401	03	19	00	Primas por hijos de obreros	5.368.800	0	0	0	0	5.368.800
401	03	21	00	Primas por antigüedad a obreros	25.721.958	0	0	0	0	25.721.958
401	03	22	00	Primas de profesionalización a obreros	10.662.657	0	0	0	0	10.662.657
401	03	37	00	Primas de transporte al personal contratado	6.205.800	0	0	0	0	6.205.800
401	03	47	00	Primas al personal de alto nivel y de dirección	6.522.000	0	0	0	0	6.522.000
401	03	97	00	Otras primas a empleados	21.600	0	0	0	0	21.600
401	03	98	00	Otras primas a obreros	1.080	0	0	0	0	1.080
401	04	00	00	Complementos de sueldos y salarios	122.141.475	0	0	0	0	122.141.475
401	04	08	00	Bono compensatorio de alimentación a empleados	39.238.776	0	0	0	0	39.238.776

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

ACCIÓN CENTRALIZADA: 340001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 340001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	2.646.098	0	0	0	0	2.646.098
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	991.080	0	0	0	0	991.080
401	04	17	00	Complemento a obreros por gastos de transporte	3.512.960	0	0	0	0	3.512.960
401	04	18	00	Bono compensatorio de alimentación a obreros	36.768.326	0	0	0	0	36.768.326
401	04	20	00	Complemento a obreros por días feriados	2.286.789	0	0	0	0	2.286.789
401	04	26	00	Bono compensatorio de alimentación al personal contratado	26.572.050	0	0	0	0	26.572.050
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	43.200	0	0	0	0	43.200
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	18.000	0	0	0	0	18.000
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	15.736	0	0	0	0	15.736
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	65.947	0	0	0	0	65.947
401	04	96	00	Otros complementos a empleados	8.944.685	0	0	0	0	8.944.685
401	04	97	00	Otros complementos a obreros	652.829	0	0	0	0	652.829
401	04	98	00	Otros complementos al personal contratado	384.999	0	0	0	0	384.999
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	60.254.885	0	0	0	0	60.254.885
401	05	01	00	Aguinaldos a empleados	2.000.000	0	0	0	0	2.000.000
401	05	03	00	Bono vacacional a empleados	12.006.295	0	0	0	0	12.006.295
401	05	04	00	Aguinaldos a obreros	2.000.000	0	0	0	0	2.000.000
401	05	06	00	Bono vacacional a obreros	30.595.068	0	0	0	0	30.595.068
401	05	07	00	Aguinaldos al personal contratado	2.000.000	0	0	0	0	2.000.000
401	05	08	00	Bono vacacional al personal contratado	11.153.522	0	0	0	0	11.153.522
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	500.000	0	0	0	0	500.000
401	06	00	00	Aportes patronales y legales	41.262.928	0	0	0	0	41.262.928
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	12.396.361	0	0	0	0	12.396.361
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.923.639	0	0	0	0	3.923.639
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	341.407	0	0	0	0	341.407
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.609.512	0	0	0	0	2.609.512
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	8.131.672	0	0	0	0	8.131.672

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 340001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	3.051.672	0	0	0	0	3.051.672
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	318.032	0	0	0	0	318.032
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.016.743	0	0	0	0	2.016.743
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	5.453.185	0	0	0	0	5.453.185
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.086.374	0	0	0	0	1.086.374
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	184.859	0	0	0	0	184.859
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	70.438	0	0	0	0	70.438
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	19.981	0	0	0	0	19.981
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	13.320	0	0	0	0	13.320
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	1.143	0	0	0	0	1.143
401	06	95	00	Otros aportes legales por personal contratado	1.644.590	0	0	0	0	1.644.590
401	07	00	00	Asistencia socio-económica	435.929.106	0	0	0	0	435.929.106
401	07	01	00	Capacitación y adiestramiento a empleados	1.200.000	0	0	0	0	1.200.000
401	07	02	00	Becas a empleados	2.171.400	0	0	0	0	2.171.400
401	07	03	00	Ayudas por matrimonio a empleados	90.000	0	0	0	0	90.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	90.000	0	0	0	0	90.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	11.486.688	0	0	0	0	11.486.688
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	96.000.000	0	0	0	0	96.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.566.260	0	0	0	0	5.566.260
401	07	10	00	Dotación de uniformes a empleados	19.392.000	0	0	0	0	19.392.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	5.566.260	0	0	0	0	5.566.260
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	5.566.260	0	0	0	0	5.566.260
401	07	17	00	Capacitación y adiestramiento a obreros	1.200.000	0	0	0	0	1.200.000
401	07	18	00	Becas a obreros	2.527.200	0	0	0	0	2.527.200
401	07	19	00	Ayudas por matrimonio de obreros	90.000	0	0	0	0	90.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	90.000	0	0	0	0	90.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 340001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	21	00	Ayudas por defunción a obreros	12.000	0	0	0	0	12.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	18.000	0	0	0	0	18.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	18.967.826	0	0	0	0	18.967.826
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	96.000.000	0	0	0	0	96.000.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	5.566.260	0	0	0	0	5.566.260
401	07	26	00	Dotación de uniformes a obreros	30.100.000	0	0	0	0	30.100.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	5.566.260	0	0	0	0	5.566.260
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	5.566.260	0	0	0	0	5.566.260
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	24.185	0	0	0	0	24.185
401	07	74	00	Capacitación y adiestramiento al personal contratado	1.200.000	0	0	0	0	1.200.000
401	07	75	00	Becas al personal contratado	60.000	0	0	0	0	60.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	2.000.000	0	0	0	0	2.000.000
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	96.000.000	0	0	0	0	96.000.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	10.000.000	0	0	0	0	10.000.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	679.727	0	0	0	0	679.727
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	5.566.260	0	0	0	0	5.566.260
401	07	97	00	Otras subvenciones a obreros	5.566.260	0	0	0	0	5.566.260
401	07	99	00	Otras subvenciones al personal contratado	2.000.000	0	0	0	0	2.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	155.459.634	0	0	0	0	155.459.634
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	78.687.030	0	0	0	0	78.687.030
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	60.725.888	0	0	0	0	60.725.888
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	15.446.716	0	0	0	0	15.446.716
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	600.000	0	0	0	0	600.000
403	**00**	**00**	**00**	**Servicios no personales**	**64.000.000**	0	0	**0**	0	**64.000.000**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.000.000	0	0	0	0	3.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	3.000.000	0	0	0	0	3.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

ACCIÓN CENTRALIZADA: 340001000 DIRECCION Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 340001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	50.000.000	0	0	0	0	50.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	50.000.000	0	0	0	0	50.000.000
403	18	00	00	Impuestos indirectos	9.000.000	0	0	0	0	9.000.000
403	18	01	00	Impuesto al valor agregado	9.000.000	0	0	0	0	9.000.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.000.000	0	0	0	0	2.000.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.000.000	0	0	0	0	2.000.000
				Totales	**1.273.961.686**	**0**	**0**	**0**	**0**	**1.273.961.686**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	53.177.161	0	0	0	0	53.177.161
402	01	00	00	Productos alimenticios y agropecuarios	6.473.287	0	0	0	0	6.473.287
402	01	01	00	Alimentos y bebidas para personas	6.404.991	0	0	0	0	6.404.991
402	01	02	00	Alimentos para animales	750	0	0	0	0	750
402	01	03	00	Productos agrícolas y pecuarios	67.546	0	0	0	0	67.546
402	02	00	00	Productos de minas, canteras y yacimientos	59.400	0	0	0	0	59.400
402	02	05	00	Piedra, arcilla, arena y tierra	59.400	0	0	0	0	59.400
402	03	00	00	Textiles y vestuarios	3.137.690	0	0	0	0	3.137.690
402	03	01	00	Textiles	313.164	0	0	0	0	313.164
402	03	02	00	Prendas de vestir	2.746.683	0	0	0	0	2.746.683
402	03	03	00	Calzados	77.843	0	0	0	0	77.843
402	04	00	00	Productos de cuero y caucho	1.458.134	0	0	0	0	1.458.134
402	04	01	00	Cueros y pieles	44.100	0	0	0	0	44.100
402	04	02	00	Productos de cuero y sucedáneos del cuero	50.000	0	0	0	0	50.000
402	04	03	00	Cauchos y tripas para vehículos	1.304.334	0	0	0	0	1.304.334
402	04	99	00	Otros productos de cuero y caucho	59.700	0	0	0	0	59.700
402	05	00	00	Productos de papel, cartón e impresos	4.695.957	0	0	0	0	4.695.957
402	05	01	00	Pulpa de madera, papel y cartón	808.677	0	0	0	0	808.677
402	05	02	00	Envases y cajas de papel y cartón	529.739	0	0	0	0	529.739
402	05	03	00	Productos de papel y cartón para oficina	1.804.523	0	0	0	0	1.804.523
402	05	04	00	Libros, revistas y periódicos	98.648	0	0	0	0	98.648
402	05	05	00	Material de enseñanza	144.948	0	0	0	0	144.948
402	05	06	00	Productos de papel y cartón para computación	261.900	0	0	0	0	261.900
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.035.022	0	0	0	0	1.035.022
402	05	99	00	Otros productos de pulpa, papel y cartón	12.500	0	0	0	0	12.500
402	06	00	00	Productos químicos y derivados	7.895.098	0	0	0	0	7.895.098
402	06	01	00	Sustancias químicas y de uso industrial	161.126	0	0	0	0	161.126
402	06	02	00	Abonos, plaguicidas y otros	24.921	0	0	0	0	24.921
402	06	03	00	Tintas, pinturas y colorantes	1.372.238	0	0	0	0	1.372.238
402	06	04	00	Productos farmacéuticos y medicamentos	3.129.881	0	0	0	0	3.129.881
402	06	05	00	Productos de tocador	147.445	0	0	0	0	147.445
402	06	06	00	Combustibles y lubricantes	1.018.365	0	0	0	0	1.018.365
402	06	07	00	Productos diversos derivados del petróleo y del carbón	16.000	0	0	0	0	16.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS   **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	08	00	Productos plásticos	970.407	0	0	0	0	970.407
402	06	09	00	Mezclas explosivas	1.000	0	0	0	0	1.000
402	06	99	00	Otros productos de la industria química y conexos	1.053.715	0	0	0	0	1.053.715
402	07	00	00	Productos minerales no metálicos	125.714	0	0	0	0	125.714
402	07	01	00	Productos de barro, loza y porcelana	3.000	0	0	0	0	3.000
402	07	02	00	Vidrios y productos de vidrio	38.865	0	0	0	0	38.865
402	07	03	00	Productos de arcilla para construcción	66.290	0	0	0	0	66.290
402	07	04	00	Cemento, cal y yeso	16.809	0	0	0	0	16.809
402	07	99	00	Otros productos minerales no metálicos	750	0	0	0	0	750
402	08	00	00	Productos metálicos	5.021.117	0	0	0	0	5.021.117
402	08	01	00	Productos primarios de hierro y acero	98.643	0	0	0	0	98.643
402	08	02	00	Productos de metales no ferrosos	6.450	0	0	0	0	6.450
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	860.932	0	0	0	0	860.932
402	08	04	00	Productos metálicos estructurales	57.150	0	0	0	0	57.150
402	08	05	00	Materiales de orden público, seguridad y defensa	62.100	0	0	0	0	62.100
402	08	07	00	Material de señalamiento	7.967	0	0	0	0	7.967
402	08	08	00	Material de educación	1.000	0	0	0	0	1.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.596.885	0	0	0	0	3.596.885
402	08	10	00	Repuestos y accesorios para otros equipos	322.236	0	0	0	0	322.236
402	08	99	00	Otros productos metálicos	7.754	0	0	0	0	7.754
402	09	00	00	Productos de madera	85.390	0	0	0	0	85.390
402	09	01	00	Productos primarios de madera	37.071	0	0	0	0	37.071
402	09	02	00	Muebles y accesorios de madera para edificaciones	44.320	0	0	0	0	44.320
402	09	99	00	Otros productos de madera	3.999	0	0	0	0	3.999
402	10	00	00	Productos varios y útiles diversos	24.058.650	0	0	0	0	24.058.650
402	10	01	00	Artículos de deporte, recreación y juguetes	1.050.323	0	0	0	0	1.050.323
402	10	02	00	Materiales y útiles de limpieza y aseo	3.651.968	0	0	0	0	3.651.968
402	10	03	00	Utensilios de cocina y comedor	136.071	0	0	0	0	136.071
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.131.669	0	0	0	0	1.131.669
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.102.811	0	0	0	0	4.102.811
402	10	06	00	Condecoraciones, ofrendas y similares	220.362	0	0	0	0	220.362
402	10	07	00	Productos de seguridad en el trabajo	3.279.239	0	0	0	0	3.279.239
402	10	08	00	Materiales para equipos de computación	8.345.938	0	0	0	0	8.345.938

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	09	00	Especies timbradas y valores	1.950	0	0	0	0	1.950
402	10	10	00	Útiles religiosos	5.000	0	0	0	0	5.000
402	10	11	00	Materiales eléctricos	1.073.209	0	0	0	0	1.073.209
402	10	12	00	Materiales para instalaciones sanitarias	606.705	0	0	0	0	606.705
402	10	13	00	Materiales fotográficos	369.291	0	0	0	0	369.291
402	10	99	00	Otros productos y útiles diversos	84.114	0	0	0	0	84.114
402	99	00	00	Otros materiales y suministros	166.724	0	0	0	0	166.724
402	99	01	00	Otros materiales y suministros	166.724	0	0	0	0	166.724
403	**00**	**00**	**00**	**Servicios no personales**	**210.099.760**	**0**	**0**	**0**	**0**	**210.099.760**
403	01	00	00	Alquileres de inmuebles	754.046	0	0	0	0	754.046
403	01	01	00	Alquileres de edificios y locales	604.046	0	0	0	0	604.046
403	01	02	00	Alquileres de instalaciones culturales y recreativas	150.000	0	0	0	0	150.000
403	02	00	00	Alquileres de maquinaria y equipos	3.124.057	0	0	0	0	3.124.057
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.765.428	0	0	0	0	1.765.428
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	280.000	0	0	0	0	280.000
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	915.000	0	0	0	0	915.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	5.129	0	0	0	0	5.129
403	02	99	00	Alquileres de otras maquinaria y equipos	158.500	0	0	0	0	158.500
403	04	00	00	Servicios básicos	28.083.909	0	0	0	0	28.083.909
403	04	01	00	Electricidad	3.000.000	0	0	0	0	3.000.000
403	04	02	00	Gas	100.000	0	0	0	0	100.000
403	04	03	00	Agua	4.009.909	0	0	0	0	4.009.909
403	04	04	00	Teléfonos	16.358.000	0	0	0	0	16.358.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	16.358.000	0	0	0	0	16.358.000
403	04	05	00	Servicio de comunicaciones	800.000	0	0	0	0	800.000
403	04	06	00	Servicio de aseo urbano y domiciliario	1.816.000	0	0	0	0	1.816.000
403	04	07	00	Servicio de condominio	2.000.000	0	0	0	0	2.000.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	22.191	0	0	0	0	22.191
403	05	06	00	Servicio de administración, vigilancia y mantenimiento del servicio de aseo urbano y domiciliario	22.191	0	0	0	0	22.191
403	06	00	00	Servicios de transporte y almacenaje	406.414	0	0	0	0	406.414
403	06	01	00	Fletes y embalajes	181.663	0	0	0	0	181.663
403	06	02	00	Almacenaje	15.000	0	0	0	0	15.000
403	06	03	00	Estacionamiento	14.169	0	0	0	0	14.169

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS ACCIÓN CENTRALIZADA: 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	04	00	Peaje	12.199	0	0	0	0	12.199
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	183.383	0	0	0	0	183.383
403	07	00	00	Servicios de información, impresión y relaciones públicas	22.070.951	0	0	0	0	22.070.951
403	07	01	00	Publicidad y propaganda	18.536.597	0	0	0	0	18.536.597
403	07	02	00	Imprenta y reproducción	561.958	0	0	0	0	561.958
403	07	03	00	Relaciones sociales	2.635.414	0	0	0	0	2.635.414
403	07	04	00	Avisos	336.982	0	0	0	0	336.982
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	7.369.303	0	0	0	0	7.369.303
403	08	01	00	Primas y gastos de seguros	6.750.000	0	0	0	0	6.750.000
403	08	02	00	Comisiones y gastos bancarios	613.303	0	0	0	0	613.303
403	08	03	00	Comisiones y gastos de adquisición de seguros	6.000	0	0	0	0	6.000
403	09	00	00	Viáticos y pasajes	22.788.223	0	0	0	0	22.788.223
403	09	01	00	Viáticos y pasajes dentro del país	20.275.869	0	0	0	0	20.275.869
403	09	02	00	Viáticos y pasajes fuera del país	2.440.000	0	0	0	0	2.440.000
403	09	03	00	Asignación por kilómetros recorridos	72.354	0	0	0	0	72.354
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.198.027	0	0	0	0	2.198.027
403	10	01	00	Servicios jurídicos	21.599	0	0	0	0	21.599
403	10	02	00	Servicios de contabilidad y auditoría	16.181	0	0	0	0	16.181
403	10	03	00	Servicios de procesamiento de datos	400.000	0	0	0	0	400.000
403	10	09	00	Servicios de lavandería y tintorería	52.000	0	0	0	0	52.000
403	10	11	00	Servicios para la elaboración y suministro de comida	600.000	0	0	0	0	600.000
403	10	99	00	Otros servicios profesionales y técnicos	1.108.247	0	0	0	0	1.108.247
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	28.154.977	0	0	0	0	28.154.977
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.748.536	0	0	0	0	10.748.536
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	574.641	0	0	0	0	574.641
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	2.663.814	0	0	0	0	2.663.814
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	13.932.455	0	0	0	0	13.932.455
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	235.531	0	0	0	0	235.531
403	12	00	00	Conservación y reparaciones menores de obras	31.207.162	0	0	0	0	31.207.162
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	31.102.162	0	0	0	0	31.102.162
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	105.000	0	0	0	0	105.000
403	15	00	00	Servicios fiscales	200.000	0	0	0	0	200.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	15	02	00	Tasas y otros derechos obligatorios	100.000	0	0	0	0	100.000
403	15	99	00	Otros servicios fiscales	100.000	0	0	0	0	100.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	23.608.589	0	0	0	0	23.608.589
403	16	01	00	Servicios de diversión, esparcimiento y culturales	23.608.589	0	0	0	0	23.608.589
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	306.153	0	0	0	0	306.153
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	306.153	0	0	0	0	306.153
403	18	00	00	Impuestos indirectos	39.174.157	0	0	0	0	39.174.157
403	18	01	00	Impuesto al valor agregado	39.174.157	0	0	0	0	39.174.157
403	99	00	00	Otros servicios no personales	631.601	0	0	0	0	631.601
403	99	01	00	Otros servicios no personales	631.601	0	0	0	0	631.601
404	**00**	**00**	**00**	**Activos reales**	**67.724.363**	**0**	**0**	**0**	**0**	**67.724.363**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	17.791.570	0	0	0	0	17.791.570
404	01	01	00	Repuestos mayores	3.606.570	0	0	0	0	3.606.570
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	3.606.570	0	0	0	0	3.606.570
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	14.185.000	0	0	0	0	14.185.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	8.435.000	0	0	0	0	8.435.000
404	01	02	03	Reparaciones, mejoras y adiciones mayores de equipos de comunicaciones y de señalamiento	350.000	0	0	0	0	350.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	5.400.000	0	0	0	0	5.400.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.255.625	0	0	0	0	1.255.625
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	130.230	0	0	0	0	130.230
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	35.880	0	0	0	0	35.880
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	105.750	0	0	0	0	105.750
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	598.115	0	0	0	0	598.115
404	03	06	00	Maquinaria y equipos de energía	385.650	0	0	0	0	385.650
404	04	00	00	Equipos de transporte, tracción y elevación	261.750	0	0	0	0	261.750
404	04	05	00	Vehículos de tracción no motorizados	261.750	0	0	0	0	261.750
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.962.701	0	0	0	0	1.962.701
404	05	01	00	Equipos de telecomunicaciones	1.962.701	0	0	0	0	1.962.701
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	40.500	0	0	0	0	40.500
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	40.500	0	0	0	0	40.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.172.025	0	0	0	0	1.172.025
404	07	01	00	Equipos científicos y de laboratorio	117.000	0	0	0	0	117.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	02	00	Equipos de enseñanza, deporte y recreación	355.950	0	0	0	0	355.950
404	07	03	00	Obras de arte	249.750	0	0	0	0	249.750
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	188.325	0	0	0	0	188.325
404	07	06	00	Instrumentos musicales y equipos de audio	261.000	0	0	0	0	261.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	45.240.192	0	0	0	0	45.240.192
404	09	01	00	Mobiliario y equipos de oficina	26.107.636	0	0	0	0	26.107.636
404	09	02	00	Equipos de computación	1.155.956	0	0	0	0	1.155.956
404	09	03	00	Mobiliario y equipos de alojamiento	15.026.600	0	0	0	0	15.026.600
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.950.000	0	0	0	0	2.950.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.304.616.571**	**0**	**0**	**0**	**0**	**7.304.616.571**
407	01	00	00	Transferencias y donaciones corrientes internas	7.303.266.571	0	0	0	0	7.303.266.571
407	01	02	00	Donaciones corrientes internas al sector privado	829.793	0	0	0	0	829.793
407	01	02	01	Donaciones corrientes a personas	829.793	0	0	0	0	829.793
407	01	03	00	Transferencias corrientes internas al sector público	7.302.436.778	0	0	0	0	7.302.436.778
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.317.289.278	0	0	0	0	6.317.289.278
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	260.723.373	0	0	0	0	260.723.373
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	724.424.127	0	0	0	0	724.424.127
407	03	00	00	Transferencias y donaciones de capital internas	1.350.000	0	0	0	0	1.350.000
407	03	03	00	Transferencias de capital internas al sector público	1.350.000	0	0	0	0	1.350.000
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	1.350.000	0	0	0	0	1.350.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**19.000.000**	**0**	**0**	**0**	**0**	**19.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	19.000.000	0	0	0	0	19.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	12.000.000	0	0	0	0	12.000.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	7.000.000	0	0	0	0	7.000.000
				Totales	**7.654.617.855**	**0**	**0**	**0**	**0**	**7.654.617.855**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**7.303.786.778**	0	0	0	0	7.303.786.778
407	01	00	00	Transferencias y donaciones corrientes internas	7.302.436.778	0	0	0	0	7.302.436.778
407	01	03	00	Transferencias corrientes internas al sector público	7.302.436.778	0	0	0	0	7.302.436.778
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.317.289.278	0	0	0	0	6.317.289.278
				- A0022 Instituto Nacional de Investigaciones Agrícolas (INIA)	1.568.267.760	0	0	0	0	1.568.267.760
				- A0414 Fundación Frente Bolivariano de Luchadores Sociales	190.000.000	0	0	0	0	190.000.000
				- A0426 Fundación Tierra Fértil	109.445.240	0	0	0	0	109.445.240
				- A0465 Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)	401.623.683	0	0	0	0	401.623.683
				- A0844 Instituto Socialista de la Pesca y Acuicultura (INSOPESCA)	813.025.853	0	0	0	0	813.025.853
				- A0933 Instituto Nacional de Desarrollo Rural (INDER)	1.001.682.984	0	0	0	0	1.001.682.984
				- A0935 Instituto Nacional de Tierras (INTI)	1.582.331.056	0	0	0	0	1.582.331.056
				- A1330 Instituto Nacional de Salud Agrícola Integral (INSAI)	650.912.702	0	0	0	0	650.912.702
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	260.723.373	0	0	0	0	260.723.373
				- A0820 Empresa Regional Sistema Hidráulico Planicie de Maracaibo (PLANIMARA)	5.846.462	0	0	0	0	5.846.462
				- A1223 CVA Azúcar, S.A.	14.118.138	0	0	0	0	14.118.138
				- A1226 Centro Técnico Productivo Socialista Florentino, C.A.	64.754.284	0	0	0	0	64.754.284
				- A1293 CVA Compañía de Mecanizado Agrícola y Transporte Pedro Camejo, S.A.	86.145.780	0	0	0	0	86.145.780
				- A1599 Corporación Socialista del Cacao Venezolano, S.A.	89.858.709	0	0	0	0	89.858.709
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	724.424.127	0	0	0	0	724.424.127
				- A1302 Fondo para el Desarrollo Agrario Socialista (FONDAS)	724.424.127	0	0	0	0	724.424.127
407	03	00	00	Transferencias y donaciones de capital internas	1.350.000	0	0	0	0	1.350.000
407	03	03	00	Transferencias de capital internas al sector público	1.350.000	0	0	0	0	1.350.000
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	1.350.000	0	0	0	0	1.350.000
				- A1302 Fondo para el Desarrollo Agrario Socialista (FONDAS)	1.350.000	0	0	0	0	1.350.000
				Totales	**7.303.786.778**	0	0	0	0	7.303.786.778

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 340002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	53.177.161	0	0	0	0	53.177.161
402	01	00	00	Productos alimenticios y agropecuarios	6.473.287	0	0	0	0	6.473.287
402	01	01	00	Alimentos y bebidas para personas	6.404.991	0	0	0	0	6.404.991
402	01	02	00	Alimentos para animales	750	0	0	0	0	750
402	01	03	00	Productos agrícolas y pecuarios	67.546	0	0	0	0	67.546
402	02	00	00	Productos de minas, canteras y yacimientos	59.400	0	0	0	0	59.400
402	02	05	00	Piedra, arcilla, arena y tierra	59.400	0	0	0	0	59.400
402	03	00	00	Textiles y vestuarios	3.137.690	0	0	0	0	3.137.690
402	03	01	00	Textiles	313.164	0	0	0	0	313.164
402	03	02	00	Prendas de vestir	2.746.683	0	0	0	0	2.746.683
402	03	03	00	Calzados	77.843	0	0	0	0	77.843
402	04	00	00	Productos de cuero y caucho	1.458.134	0	0	0	0	1.458.134
402	04	01	00	Cueros y pieles	44.100	0	0	0	0	44.100
402	04	02	00	Productos de cuero y sucedáneos del cuero	50.000	0	0	0	0	50.000
402	04	03	00	Cauchos y tripas para vehículos	1.304.334	0	0	0	0	1.304.334
402	04	99	00	Otros productos de cuero y caucho	59.700	0	0	0	0	59.700
402	05	00	00	Productos de papel, cartón e impresos	4.695.957	0	0	0	0	4.695.957
402	05	01	00	Pulpa de madera, papel y cartón	808.677	0	0	0	0	808.677
402	05	02	00	Envases y cajas de papel y cartón	529.739	0	0	0	0	529.739
402	05	03	00	Productos de papel y cartón para oficina	1.804.523	0	0	0	0	1.804.523
402	05	04	00	Libros, revistas y periódicos	98.648	0	0	0	0	98.648
402	05	05	00	Material de enseñanza	144.948	0	0	0	0	144.948
402	05	06	00	Productos de papel y cartón para computación	261.900	0	0	0	0	261.900
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.035.022	0	0	0	0	1.035.022
402	05	99	00	Otros productos de pulpa, papel y cartón	12.500	0	0	0	0	12.500
402	06	00	00	Productos químicos y derivados	7.895.098	0	0	0	0	7.895.098
402	06	01	00	Sustancias químicas y de uso industrial	161.126	0	0	0	0	161.126
402	06	02	00	Abonos, plaguicidas y otros	24.921	0	0	0	0	24.921

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 340002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	1.372.238	0	0	0	0	1.372.238
402	06	04	00	Productos farmacéuticos y medicamentos	3.129.881	0	0	0	0	3.129.881
402	06	05	00	Productos de tocador	147.445	0	0	0	0	147.445
402	06	06	00	Combustibles y lubricantes	1.018.365	0	0	0	0	1.018.365
402	06	07	00	Productos diversos derivados del petróleo y del carbón	16.000	0	0	0	0	16.000
402	06	08	00	Productos plásticos	970.407	0	0	0	0	970.407
402	06	09	00	Mezclas explosivas	1.000	0	0	0	0	1.000
402	06	99	00	Otros productos de la industria química y conexos	1.053.715	0	0	0	0	1.053.715
402	07	00	00	Productos minerales no metálicos	125.714	0	0	0	0	125.714
402	07	01	00	Productos de barro, loza y porcelana	3.000	0	0	0	0	3.000
402	07	02	00	Vidrios y productos de vidrio	38.865	0	0	0	0	38.865
402	07	03	00	Productos de arcilla para construcción	66.290	0	0	0	0	66.290
402	07	04	00	Cemento, cal y yeso	16.809	0	0	0	0	16.809
402	07	99	00	Otros productos minerales no metálicos	750	0	0	0	0	750
402	08	00	00	Productos metálicos	5.021.117	0	0	0	0	5.021.117
402	08	01	00	Productos primarios de hierro y acero	98.643	0	0	0	0	98.643
402	08	02	00	Productos de metales no ferrosos	6.450	0	0	0	0	6.450
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	860.932	0	0	0	0	860.932
402	08	04	00	Productos metálicos estructurales	57.150	0	0	0	0	57.150
402	08	05	00	Materiales de orden público, seguridad y defensa	62.100	0	0	0	0	62.100
402	08	07	00	Material de señalamiento	7.967	0	0	0	0	7.967
402	08	08	00	Material de educación	1.000	0	0	0	0	1.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.596.885	0	0	0	0	3.596.885
402	08	10	00	Repuestos y accesorios para otros equipos	322 236	0	0	0	0	322.236
402	08	99	00	Otros productos metálicos	7.754	0	0	0	0	7.754
402	09	00	00	Productos de madera	85.390	0	0	0	0	85.390
402	09	01	00	Productos primarios de madera	37.071	0	0	0	0	37.071
402	09	02	00	Muebles y accesorios de madera para edificaciones	44.320	0	0	0	0	44.320

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 340002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	09	99	00	Otros productos de madera	3.999	0	0	0	0	3.999
402	10	00	00	Productos varios y útiles diversos	24.058.650	0	0	0	0	24.058.650
402	10	01	00	Artículos de deporte, recreación y juguetes	1.050.323	0	0	0	0	1.050.323
402	10	02	00	Materiales y útiles de limpieza y aseo	3.651.968	0	0	0	0	3.651.968
402	10	03	00	Utensilios de cocina y comedor	136.071	0	0	0	0	136.071
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.131.669	0	0	0	0	1.131.669
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.102.811	0	0	0	0	4.102.811
402	10	06	00	Condecoraciones, ofrendas y similares	220.362	0	0	0	0	220.362
402	10	07	00	Productos de seguridad en el trabajo	3.279.239	0	0	0	0	3.279.239
402	10	08	00	Materiales para equipos de computación	8.345.938	0	0	0	0	8.345.938
402	10	09	00	Especies timbradas y valores	1.950	0	0	0	0	1.950
402	10	10	00	Útiles religiosos	5.000	0	0	0	0	5.000
402	10	11	00	Materiales eléctricos	1.073.209	0	0	0	0	1.073.209
402	10	12	00	Materiales para instalaciones sanitarias	606.705	0	0	0	0	606.705
402	10	13	00	Materiales fotográficos	369.291	0	0	0	0	369.291
402	10	99	00	Otros productos y útiles diversos	84.114	0	0	0	0	84.114
402	99	00	00	Otros materiales y suministros	166.724	0	0	0	0	166.724
402	99	01	00	Otros materiales y suministros	166.724	0	0	0	0	166.724
403	**00**	**00**	**00**	**Servicios no personales**	**210.099.760**	**0**	**0**	**0**	**0**	**210.099.760**
403	01	00	00	Alquileres de inmuebles	754.046	0	0	0	0	754.046
403	01	01	00	Alquileres de edificios y locales	604.046	0	0	0	0	604.046
403	01	02	00	Alquileres de instalaciones culturales y recreativas	150.000	0	0	0	0	150.000
403	02	00	00	Alquileres de maquinaria y equipos	3.124.057	0	0	0	0	3.124.057
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.765.428	0	0	0	0	1.765.428
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	280.000	0	0	0	0	280.000
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	915.000	0	0	0	0	915.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	5.129	0	0	0	0	5.129
403	02	99	00	Alquileres de otras maquinaria y equipos	158.500	0	0	0	0	158.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 340002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	00	00	Servicios básicos	28.083.909	0	0	0	0	28.083.909
403	04	01	00	Electricidad	3.000.000	0	0	0	0	3.000.000
403	04	02	00	Gas	100.000	0	0	0	0	100.000
403	04	03	00	Agua	4.009.909	0	0	0	0	4.009.909
403	04	04	00	Teléfonos	16.358.000	0	0	0	0	16.358.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	16.358.000	0	0	0	0	16.358.000
403	04	05	00	Servicio de comunicaciones	800.000	0	0	0	0	800.000
403	04	06	00	Servicio de aseo urbano y domiciliario	1.816.000	0	0	0	0	1.816.000
403	04	07	00	Servicio de condominio	2.000.000	0	0	0	0	2.000.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	22.191	0	0	0	0	22.191
403	05	06	00	Servicio de administración, vigilancia y mantenimiento del servicio de aseo urbano y domiciliario	22.191	0	0	0	0	22.191
403	06	00	00	Servicios de transporte y almacenaje	406.414	0	0	0	0	406.414
403	06	01	00	Fletes y embalajes	181.663	0	0	0	0	181.663
403	06	02	00	Almacenaje	15.000	0	0	0	0	15.000
403	06	03	00	Estacionamiento	14.169	0	0	0	0	14.169
403	06	04	00	Peaje	12.199	0	0	0	0	12.199
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	183.383	0	0	0	0	183.383
403	07	00	00	Servicios de información, impresión y relaciones públicas	22.070.951	0	0	0	0	22.070.951
403	07	01	00	Publicidad y propaganda	18.536.597	0	0	0	0	18.536.597
403	07	02	00	Imprenta y reproducción	561.958	0	0	0	0	561.958
403	07	03	00	Relaciones sociales	2.635.414	0	0	0	0	2.635.414
403	07	04	00	Avisos	336.982	0	0	0	0	336.982
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	7.369.303	0	0	0	0	7.369.303
403	08	01	00	Primas y gastos de seguros	6.750.000	0	0	0	0	6.750.000
403	08	02	00	Comisiones y gastos bancarios	613.303	0	0	0	0	613.303
403	08	03	00	Comisiones y gastos de adquisición de seguros	6.000	0	0	0	0	6.000
403	09	00	00	Viáticos y pasajes	22.788.223	0	0	0	0	22.788.223
403	09	01	00	Viáticos y pasajes dentro del país	20.275.869	0	0	0	0	20.275.869

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 340002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	2.440.000	0	0	0	0	2.440.000
403	09	03	00	Asignación por kilómetros recorridos	72.354	0	0	0	0	72.354
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.198.027	0	0	0	0	2.198.027
403	10	01	00	Servicios jurídicos	21.599	0	0	0	0	21.599
403	10	02	00	Servicios de contabilidad y auditoría	16.181	0	0	0	0	16.181
403	10	03	00	Servicios de procesamiento de datos	400.000	0	0	0	0	400.000
403	10	09	00	Servicios de lavandería y tintorería	52.000	0	0	0	0	52.000
403	10	11	00	Servicios para la elaboración y suministro de comida	600.000	0	0	0	0	600.000
403	10	99	00	Otros servicios profesionales y técnicos	1.108.247	0	0	0	0	1.108.247
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	28.154.977	0	0	0	0	28.154.977
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.748.536	0	0	0	0	10.748.536
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	574.641	0	0	0	0	574.641
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	2.663.814	0	0	0	0	2.663.814
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	13.932.455	0	0	0	0	13.932.455
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	235.531	0	0	0	0	235.531
403	12	00	00	Conservación y reparaciones menores de obras	31.207.162	0	0	0	0	31.207.162
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	31.102.162	0	0	0	0	31.102.162
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	105.000	0	0	0	0	105.000
403	15	00	00	Servicios fiscales	200.000	0	0	0	0	200.000
403	15	02	00	Tasas y otros derechos obligatorios	100.000	0	0	0	0	100.000
403	15	99	00	Otros servicios fiscales	100.000	0	0	0	0	100.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	23.608.589	0	0	0	0	23.608.589
403	16	01	00	Servicios de diversión, esparcimiento y culturales	23.608.589	0	0	0	0	23.608.589
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	306.153	0	0	0	0	306.153
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	306.153	0	0	0	0	306.153
403	18	00	00	Impuestos indirectos	39.174.157	0	0	0	0	39.174.157
403	18	01	00	Impuesto al valor agregado	39.174.157	0	0	0	0	39.174.157

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 340002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	00	00	Otros servicios no personales	631.601	0	0	0	0	631.601
403	99	01	00	Otros servicios no personales	631.601	0	0	0	0	631.601
404	**00**	**00**	**00**	**Activos reales**	**67.724.363**	**0**	**0**	**0**	**0**	**67.724.363**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	17.791.570	0	0	0	0	17.791.570
404	01	01	00	Repuestos mayores	3.606.570	0	0	0	0	3.606.570
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	3.606.570	0	0	0	0	3.606.570
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	14.185.000	0	0	0	0	14.185.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	8.435.000	0	0	0	0	8.435.000
404	01	02	03	Reparaciones, mejoras y adiciones mayores de equipos de comunicaciones y de señalamiento	350.000	0	0	0	0	350.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	5.400.000	0	0	0	0	5.400.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.255.625	0	0	0	0	1.255.625
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	130.230	0	0	0	0	130.230
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	35.880	0	0	0	0	35.880
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	105.750	0	0	0	0	105.750
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	598.115	0	0	0	0	598.115
404	03	06	00	Maquinaria y equipos de energía	385.650	0	0	0	0	385.650
404	04	00	00	Equipos de transporte, tracción y elevación	261.750	0	0	0	0	261.750
404	04	05	00	Vehículos de tracción no motorizados	261.750	0	0	0	0	261.750
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.962.701	0	0	0	0	1.962.701
404	05	01	00	Equipos de telecomunicaciones	1.962.701	0	0	0	0	1.962.701
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	40.500	0	0	0	0	40.500
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	40.500	0	0	0	0	40.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.172.025	0	0	0	0	1.172.025
404	07	01	00	Equipos científicos y de laboratorio	117.000	0	0	0	0	117.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	355.950	0	0	0	0	355.950
404	07	03	00	Obras de arte	249.750	0	0	0	0	249.750
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	188.325	0	0	0	0	188.325
404	07	06	00	Instrumentos musicales y equipos de audio	261.000	0	0	0	0	261.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 340002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	45.240.192	0	0	0	0	45.240.192
404	09	01	00	Mobiliario y equipos de oficina	26.107.636	0	0	0	0	26.107.636
404	09	02	00	Equipos de computación	1.155.956	0	0	0	0	1.155.956
404	09	03	00	Mobiliario y equipos de alojamiento	15.026.600	0	0	0	0	15.026.600
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.950.000	0	0	0	0	2.950.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**19.000.000**	**0**	**0**	**0**	**0**	**19.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	19.000.000	0	0	0	0	19.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	12.000.000	0	0	0	0	12.000.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	7.000.000	0	0	0	0	7.000.000
				Totales	**350.001.284**	**0**	**0**	**0**	**0**	**350.001.284**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 340002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**829.793**	**0**	**0**	**0**	**0**	**829.793**
407	01	00	00	Transferencias y donaciones corrientes internas	829.793	0	0	0	0	829.793
407	01	02	00	Donaciones corrientes internas al sector privado	829.793	0	0	0	0	829.793
407	01	02	01	Donaciones corrientes a personas	829.793	0	0	0	0	829.793
				Totales	**829.793**	**0**	**0**	**0**	**0**	**829.793**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 340002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.303.786.778**	**0**	**0**	**0**	**0**	**7.303.786.778**
407	01	00	00	Transferencias y donaciones corrientes internas	7.302.436.778	0	0	0	0	7.302.436.778
407	01	03	00	Transferencias corrientes internas al sector público	7.302.436.778	0	0	0	0	7.302.436.778
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.317.289.278	0	0	0	0	6.317.289.278
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	260.723.373	0	0	0	0	260.723.373
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	724.424.127	0	0	0	0	724.424.127
407	03	00	00	Transferencias y donaciones de capital internas	1.350.000	0	0	0	0	1.350.000
407	03	03	00	Transferencias de capital internas al sector público	1.350.000	0	0	0	0	1.350.000
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	1.350.000	0	0	0	0	1.350.000
				Totales	**7.303.786.778**	**0**	**0**	**0**	**0**	**7.303.786.778**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**767.513.991**	**0**	**0**	0	0	767.513.991
407	01	00	00	Transferencias y donaciones corrientes internas	767.513.991	0	0	0	0	767.513.991
407	01	01	00	Transferencias corrientes internas al sector privado	767.513.991	0	0	0	0	767.513.991
407	01	01	01	Pensiones del personal empleado, obrero y militar	88.649.534	0	0	0	0	88.649.534
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	214.295.595	0	0	0	0	214.295.595
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.000.000	0	0	0	0	2.000.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.741.765	0	0	0	0	1.741.765
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	80.000.000	0	0	0	0	80.000.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	83.877.810	0	0	0	0	83.877.810
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	2.000.000	0	0	0	0	2.000.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	11.982.641	0	0	0	0	11.982.641
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	80.000.000	0	0	0	0	80.000.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	202.966.646	0	0	0	0	202.966.646
				Totales	**767.513.991**	**0**	**0**	**0**	**0**	767.513.991

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 340003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**767.513.991**	**0**	**0**	0	0	767.513.991
407	01	00	00	Transferencias y donaciones corrientes internas	767.513.991	0	0	0	0	767.513.991
407	01	01	00	Transferencias corrientes internas al sector privado	767.513.991	0	0	0	0	767.513.991
407	01	01	01	Pensiones del personal empleado, obrero y militar	88.649.534	0	0	0	0	88.649.534
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	214.295.595	0	0	0	0	214.295.595
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.000.000	0	0	0	0	2.000.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.741.765	0	0	0	0	1.741.765
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	80.000.000	0	0	0	0	80.000.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	83.877.810	0	0	0	0	83.877.810
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	2.000.000	0	0	0	0	2.000.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	11.982.641	0	0	0	0	11.982.641
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	80.000.000	0	0	0	0	80.000.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	202.966.646	0	0	0	0	202.966.646
				Totales	**767.513.991**	**0**	**0**	0	0	767.513.991

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

ACCIÓN CENTRALIZADA: 340007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.098.904**	**0**	**0**	**0**	**0**	**7.098.904**
402	01	00	00	Productos alimenticios y agropecuarios	758.904	0	0	0	0	758.904
402	01	01	00	Alimentos y bebidas para personas	758.904	0	0	0	0	758.904
402	03	00	00	Textiles y vestuarios	1.000.000	0	0	0	0	1.000.000
402	03	01	00	Textiles	400.000	0	0	0	0	400.000
402	03	02	00	Prendas de vestir	300.000	0	0	0	0	300.000
402	03	03	00	Calzados	300.000	0	0	0	0	300.000
402	05	00	00	Productos de papel, cartón e impresos	600.000	0	0	0	0	600.000
402	05	01	00	Pulpa de madera, papel y cartón	300.000	0	0	0	0	300.000
402	05	03	00	Productos de papel y cartón para oficina	100.000	0	0	0	0	100.000
402	05	04	00	Libros, revistas y periódicos	80.000	0	0	0	0	80.000
402	05	05	00	Material de enseñanza	60.000	0	0	0	0	60.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	60.000	0	0	0	0	60.000
402	06	00	00	Productos químicos y derivados	1.700.000	0	0	0	0	1.700.000
402	06	03	00	Tintas, pinturas y colorantes	150.000	0	0	0	0	150.000
402	06	04	00	Productos farmacéuticos y medicamentos	1.300.000	0	0	0	0	1.300.000
402	06	05	00	Productos de tocador	50.000	0	0	0	0	50.000
402	06	08	00	Productos plásticos	200.000	0	0	0	0	200.000
402	07	00	00	Productos minerales no metálicos	200.000	0	0	0	0	200.000
402	07	02	00	Vidrios y productos de vidrio	50.000	0	0	0	0	50.000
402	07	03	00	Productos de arcilla para construcción	50.000	0	0	0	0	50.000
402	07	04	00	Cemento, cal y yeso	50.000	0	0	0	0	50.000
402	07	99	00	Otros productos minerales no metálicos	50.000	0	0	0	0	50.000
402	08	00	00	Productos metálicos	120.000	0	0	0	0	120.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	100.000	0	0	0	0	100.000
402	08	04	00	Productos metálicos estructurales	20.000	0	0	0	0	20.000
402	09	00	00	Productos de madera	100.000	0	0	0	0	100.000
402	09	01	00	Productos primarios de madera	50.000	0	0	0	0	50.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	50.000	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	2.500.000	0	0	0	0	2.500.000
402	10	01	00	Artículos de deporte, recreación y juguetes	450.000	0	0	0	0	450.000
402	10	02	00	Materiales y útiles de limpieza y aseo	300.000	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

ACCIÓN CENTRALIZADA: 340007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	03	00	Utensilios de cocina y comedor	200.000	0	0	0	0	200.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	300.000	0	0	0	0	300.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	300.000	0	0	0	0	300.000
402	10	06	00	Condecoraciones, ofrendas y similares	150.000	0	0	0	0	150.000
402	10	07	00	Productos de seguridad en el trabajo	50.000	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	400.000	0	0	0	0	400.000
402	10	11	00	Materiales eléctricos	100.000	0	0	0	0	100.000
402	10	12	00	Materiales para instalaciones sanitarias	100.000	0	0	0	0	100.000
402	10	99	00	Otros productos y útiles diversos	150.000	0	0	0	0	150.000
402	99	00	00	Otros materiales y suministros	120.000	0	0	0	0	120.000
402	99	01	00	Otros materiales y suministros	120.000	0	0	0	0	120.000
403	**00**	**00**	**00**	**Servicios no personales**	**7.914.624**	**0**	**0**	**0**	**0**	**7.914.624**
403	01	00	00	Alquileres de inmuebles	100.000	0	0	0	0	100.000
403	01	01	00	Alquileres de edificios y locales	100.000	0	0	0	0	100.000
403	02	00	00	Alquileres de maquinaria y equipos	700.000	0	0	0	0	700.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	500.000	0	0	0	0	500.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	100.000
403	02	99	00	Alquileres de otras maquinaria y equipos	100.000	0	0	0	0	100.000
403	04	00	00	Servicios básicos	2.000.000	0	0	0	0	2.000.000
403	04	01	00	Electricidad	800.000	0	0	0	0	800.000
403	04	03	00	Agua	500.000	0	0	0	0	500.000
403	04	04	00	Teléfonos	600.000	0	0	0	0	600.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	600.000	0	0	0	0	600.000
403	04	05	00	Servicio de comunicaciones	100.000	0	0	0	0	100.000
403	06	00	00	Servicios de transporte y almacenaje	25.000	0	0	0	0	25.000
403	06	01	00	Fletes y embalajes	25.000	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	80.000	0	0	0	0	80.000
403	07	01	00	Publicidad y propaganda	80.000	0	0	0	0	80.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	130.000	0	0	0	0	130.000
403	08	02	00	Comisiones y gastos bancarios	130.000	0	0	0	0	130.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	980.000	0	0	0	0	980.000
403	10	11	00	Servicios para la elaboración y suministro de comida	480.000	0	0	0	0	480.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	500.000	0	0	0	0	500.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.610.000	0	0	0	0	1.610.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	600.000	0	0	0	0	600.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	100.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	100.000	0	0	0	0	100.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	810.000	0	0	0	0	810.000
403	18	00	00	Impuestos indirectos	2.089.624	0	0	0	0	2.089.624
403	18	01	00	Impuesto al valor agregado	2.089.624	0	0	0	0	2.089.624
403	99	00	00	Otros servicios no personales	200.000	0	0	0	0	200.000
403	99	01	00	Otros servicios no personales	200.000	0	0	0	0	200.000
404	**00**	**00**	**00**	**Activos reales**	**2.400.000**	**0**	**0**	**0**	**0**	**2.400.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	750.000	0	0	0	0	750.000
404	01	01	00	Repuestos mayores	750.000	0	0	0	0	750.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	350.000	0	0	0	0	350.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	400.000	0	0	0	0	400.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	200.000	0	0	0	0	200.000
404	05	01	00	Equipos de telecomunicaciones	200.000	0	0	0	0	200.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	100.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	100.000	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.350.000	0	0	0	0	1.350.000
404	09	01	00	Mobiliario y equipos de oficina	600.000	0	0	0	0	600.000
404	09	03	00	Mobiliario y equipos de alojamiento	750.000	0	0	0	0	750.000
				Totales	**17.413.528**	**0**	**0**	**0**	**0**	**17.413.528**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

ACCIÓN CENTRALIZADA: 340007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 340007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**7.098.904**	0	0	0	0	**7.098.904**
402	01	00	00	Productos alimenticios y agropecuarios	758.904	0	0	0	0	758.904
402	01	01	00	Alimentos y bebidas para personas	758.904	0	0	0	0	758.904
402	03	00	00	Textiles y vestuarios	1.000.000	0	0	0	0	1.000.000
402	03	01	00	Textiles	400.000	0	0	0	0	400.000
402	03	02	00	Prendas de vestir	300.000	0	0	0	0	300.000
402	03	03	00	Calzados	300.000	0	0	0	0	300.000
402	05	00	00	Productos de papel, cartón e impresos	600.000	0	0	0	0	600.000
402	05	01	00	Pulpa de madera, papel y cartón	300.000	0	0	0	0	300.000
402	05	03	00	Productos de papel y cartón para oficina	100.000	0	0	0	0	100.000
402	05	04	00	Libros, revistas y periódicos	80.000	0	0	0	0	80.000
402	05	05	00	Material de enseñanza	60.000	0	0	0	0	60.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	60.000	0	0	0	0	60.000
402	06	00	00	Productos químicos y derivados	1.700.000	0	0	0	0	1.700.000
402	06	03	00	Tintas, pinturas y colorantes	150.000	0	0	0	0	150.000
402	06	04	00	Productos farmacéuticos y medicamentos	1.300.00	0	0	0	0	1.300.000
402	06	05	00	Productos de tocador	50.00	0	0	0	0	50.000
402	06	08	00	Productos plásticos	200.000	0	0	0	0	200.000
402	07	00	00	Productos minerales no metálicos	200.000	0	0	0	0	200.000
402	07	02	00	Vidrios y productos de vidrio	50.000	0	0	0	0	50.000
402	07	03	00	Productos de arcilla para construcción	50.000	0	0	0	0	50.000
402	07	04	00	Cemento, cal y yeso	50.000	0	0	0	0	50.000
402	07	99	00	Otros productos minerales no metálicos	50.000	0	0	0	0	50.000
402	08	00	00	Productos metálicos	120.000	0	0	0	0	120.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	100.000	0	0	0	0	100.000
402	08	04	00	Productos metálicos estructurales	20.000	0	0	0	0	20.000
402	09	00	00	Productos de madera	100.000	0	0	0	0	100.000
402	09	01	00	Productos primarios de madera	50.000	0	0	0	0	50.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

ACCIÓN CENTRALIZADA: 340007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 340007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	09	02	00	Muebles y accesorios de madera para edificaciones	50.000	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	2.500.000	0	0	0	0	2.500.000
402	10	01	00	Artículos de deporte, recreación y juguetes	450.000	0	0	0	0	450.000
402	10	02	00	Materiales y útiles de limpieza y aseo	300.000	0	0	0	0	300.000
402	10	03	00	Utensilios de cocina y comedor	200.000	0	0	0	0	200.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	300.000	0	0	0	0	300.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	300.000	0	0	0	0	300.000
402	10	06	00	Condecoraciones, ofrendas y similares	150.000	0	0	0	0	150.000
402	10	07	00	Productos de seguridad en el trabajo	50.000	0	0	0	0	50.00
402	10	08	00	Materiales para equipos de computación	400.000	0	0	0	0	400.000
402	10	11	00	Materiales eléctricos	100.000	0	0	0	0	100.000
402	10	12	00	Materiales para instalaciones sanitarias	100.000	0	0	0	0	100.000
402	10	99	00	Otros productos y útiles diversos	150.000	0	0	0	0	150.000
402	99	00	00	Otros materiales y suministros	120.000	0	0	0	0	120.000
402	99	01	00	Otros materiales y suministros	120.000	0	0	0	0	120.000
403	**00**	**00**	**00**	**Servicios no personales**	**7.914.624**	**0**	**0**	**0**	**0**	**7.914.624**
403	01	00	00	Alquileres de inmuebles	100.000	0	0	0	0	100.000
403	01	01	00	Alquileres de edificios y locales	100.000	0	0	0	0	100.000
403	02	00	00	Alquileres de maquinaria y equipos	700.000	0	0	0	0	700.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	500.000	0	0	0	0	500.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	100.000
403	02	99	00	Alquileres de otras maquinaria y equipos	100.000	0	0	0	0	100.000
403	04	00	00	Servicios básicos	2.000.000	0	0	0	0	2.000.000
403	04	01	00	Electricidad	800.000	0	0	0	0	800.000
403	04	03	00	Agua	500.000	0	0	0	0	500.000
403	04	04	00	Teléfonos	600.000	0	0	0	0	600.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	600.000	0	0	0	0	600.000
403	04	05	00	Servicio de comunicaciones	100.000	0	0	0	0	100.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 340007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	25.000	0	0	0	0	25.000
403	06	01	00	Fletes y embalajes	25.000	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	80.000	0	0	0	0	80.000
403	07	01	00	Publicidad y propaganda	80.000	0	0	0	0	80.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	130.000	0	0	0	0	130.000
403	08	02	00	Comisiones y gastos bancarios	130.000	0	0	0	0	130.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	980.000	0	0	0	0	980.000
403	10	11	00	Servicios para la elaboración y suministro de comida	480.000	0	0	0	0	480.000
403	10	99	00	Otros servicios profesionales y técnicos	500.000	0	0	0	0	500.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.610.000	0	0	0	0	1.610.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	600.000	0	0	0	0	600.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	100.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	100.000	0	0	0	0	100.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	810.000	0	0	0	0	810.000
403	18	00	00	Impuestos indirectos	2.089.624	0	0	0	0	2.089.624
403	18	01	00	Impuesto al valor agregado	2.089.624	0	0	0	0	2.089.624
403	99	00	00	Otros servicios no personales	200.000	0	0	0	0	200.000
403	99	01	00	Otros servicios no personales	200.000	0	0	0	0	200.000
404	**00**	**00**	**00**	**Activos reales**	**2.400.000**	**0**	**0**	**0**	**0**	**2.400.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	750.000	0	0	0	0	750.000
404	01	01	00	Repuestos mayores	750.000	0	0	0	0	750.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	350.000	0	0	0	0	350.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	400.000	0	0	0	0	400.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	200.000	0	0	0	0	200.000
404	05	01	00	Equipos de telecomunicaciones	200.000	0	0	0	0	200.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	100.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	100.000	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

ACCIÓN CENTRALIZADA: 340007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 340007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.350.000	0	0	0	0	1.350.000
404	09	01	00	Mobiliario y equipos de oficina	600.000	0	0	0	0	600.000
404	09	03	00	Mobiliario y equipos de alojamiento	750.000	0	0	0	0	750.000
				Totales	**17.413.528**	**0**	**0**	**0**	**0**	**17.413.528**

36
Ministerio del Poder Popular para la Comunicación y la Información

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**723.747.966**	**0**	**0**	**0**	**0**	**723.747.966**
401	01	00	00	Sueldos, salarios y otras retribuciones	87.375.066	0	0	0	0	87.375.066
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	6.868.599	0	0	0	0	6.868.599
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	23.504.625	0	0	0	0	23.504.625
401	01	18	00	Remuneraciones al personal contratado	51.616.657	0	0	0	0	51.616.657
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	46.806.754	0	0	0	0	46.806.754
401	01	18	02	Remuneraciones por honorarios profesionales	4.809.903	0	0	0	0	4.809.903
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	3.481.600	0	0	0	0	3.481.600
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	59.374	0	0	0	0	59.374
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.844.211	0	0	0	0	1.844.211
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	7.062	0	0	0	0	7.062
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.321	0	0	0	0	5.321
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.741	0	0	0	0	1.741
401	03	00	00	Primas	130.107.130	0	0	0	0	130.107.130
401	03	08	00	Primas de profesionalización a empleados	458.795	0	0	0	0	458.795
401	03	09	00	Primas por antigüedad a empleados	1.783.079	0	0	0	0	1.783.079
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	15.861.774	0	0	0	0	15.861.774
401	03	16	00	Primas por mérito a obreros	184	0	0	0	0	184
401	03	21	00	Primas por antigüedad a obreros	4.833.549	0	0	0	0	4.833.549
401	03	22	00	Primas de profesionalización a obreros	179.970	0	0	0	0	179.970
401	03	40	00	Primas de profesionalización al personal contratado	2.462.639	0	0	0	0	2.462.639
401	03	41	00	Primas por antigüedad al personal contratado	8.477.451	0	0	0	0	8.477.451
401	03	47	00	Primas al personal de alto nivel y de dirección	585.961	0	0	0	0	585.961
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	27.284	0	0	0	0	27.284
401	03	96	00	Otras primas al personal contratado	71.053.266	0	0	0	0	71.053.266
401	03	97	00	Otras primas a empleados	7.607.151	0	0	0	0	7.607.151
401	03	98	00	Otras primas a obreros	16.776.027	0	0	0	0	16.776.027
401	04	00	00	Complementos de sueldos y salarios	66.294.828	0	0	0	0	66.294.828
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	74.764	0	0	0	0	74.764
401	04	02	00	Complemento a empleados por trabajo nocturno	85.439	0	0	0	0	85.439

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	05	00	Complemento a empleados por gastos de representación	2.560	0	0	0	0	2.560
401	04	06	00	Complemento a empleados por comisión de servicios	2.015.313	0	0	0	0	2.015.313
401	04	08	00	Bono compensatorio de alimentación a empleados	4.438.800	0	0	0	0	4.438.800
401	04	10	00	Complemento a empleados por días feriados	53.540	0	0	0	0	53.540
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	3.430.048	0	0	0	0	3.430.048
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.282.140	0	0	0	0	1.282.140
401	04	18	00	Bono compensatorio de alimentación a obreros	11.631.600	0	0	0	0	11.631.600
401	04	20	00	Complemento a obreros por días feriados	1.127.611	0	0	0	0	1.127.611
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	8.724.246	0	0	0	0	8.724.246
401	04	26	00	Bono compensatorio de alimentación al personal contratado	23.943.300	0	0	0	0	23.943.300
401	04	28	00	Complemento al personal contratado por días feriados	2.284.360	0	0	0	0	2.284.360
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	32.400	0	0	0	0	32.400
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.360.800	0	0	0	0	1.360.800
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	120.907	0	0	0	0	120.907
401	04	96	00	Otros complementos a empleados	257.000	0	0	0	0	257.000
401	04	97	00	Otros complementos a obreros	5.430.000	0	0	0	0	5.430.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	40.608.564	0	0	0	0	40.608.564
401	05	01	00	Aguinaldos a empleados	1.588.600	0	0	0	0	1.588.600
401	05	03	00	Bono vacacional a empleados	3.094.427	0	0	0	0	3.094.427
401	05	04	00	Aguinaldos a obreros	560.000	0	0	0	0	560.000
401	05	06	00	Bono vacacional a obreros	7.998.646	0	0	0	0	7.998.646
401	05	07	00	Aguinaldos al personal contratado	2.852.300	0	0	0	0	2.852.300
401	05	08	00	Bono vacacional al personal contratado	21.934.611	0	0	0	0	21.934.611
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	56.500	0	0	0	0	56.500
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.432.169	0	0	0	0	1.432.169
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.091.311	0	0	0	0	1.091.311
401	06	00	00	Aportes patronales y legales	36.770.471	0	0	0	0	36.770.471
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.100.645	0	0	0	0	2.100.645
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	674.283	0	0	0	0	674.283
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	466.813	0	0	0	0	466.813

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	509.517	0	0	0	0	509.517
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	4.552.913	0	0	0	0	4.552.913
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.461.429	0	0	0	0	1.461.429
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.011.760	0	0	0	0	1.011.760
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.134.485	0	0	0	0	1.134.485
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	12.911.339	0	0	0	0	12.911.339
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	3.214.968	0	0	0	0	3.214.968
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	2.869.190	0	0	0	0	2.869.190
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	30.336	0	0	0	0	30.336
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	11.129	0	0	0	0	11.129
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	7.419	0	0	0	0	7.419
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	7.705	0	0	0	0	7.705
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	934.208	0	0	0	0	934.208
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	299.870	0	0	0	0	299.870
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	220.478	0	0	0	0	220.478
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	207.603	0	0	0	0	207.603
401	06	95	00	Otros aportes legales por personal contratado	4.144.381	0	0	0	0	4.144.381
401	07	00	00	Asistencia socio-económica	306.753.187	0	0	0	0	306.753.187
401	07	01	00	Capacitación y adiestramiento a empleados	16.000	0	0	0	0	16.000
401	07	02	00	Becas a empleados	994.286	0	0	0	0	994.286
401	07	03	00	Ayudas por matrimonio a empleados	8.000	0	0	0	0	8.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	16.000	0	0	0	0	16.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.974.000	0	0	0	0	2.974.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.122.955	0	0	0	0	4.122.955
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	17.516.400	0	0	0	0	17.516.400
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.708.000	0	0	0	0	1.708.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.518.903	0	0	0	0	1.518.903
401	07	17	00	Capacitación y adiestramiento a obreros	48.000	0	0	0	0	48.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolivares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	18	00	Becas a obreros	6.122.857	0	0	0	0	6.122.857
401	07	19	00	Ayudas por matrimonio de obreros	24.000	0	0	0	0	24.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	24.000	0	0	0	0	24.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	8.894.500	0	0	0	0	8.894.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	8.768.571	0	0	0	0	8.768.571
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	54.889.600	0	0	0	0	54.889.600
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	6.044.000	0	0	0	0	6.044.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	4.626.496	0	0	0	0	4.626.496
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	24.500	0	0	0	0	24.500
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	58.528	0	0	0	0	58.528
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	190.400	0	0	0	0	190.400
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	8.000	0	0	0	0	8.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	16.000	0	0	0	0	16.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	16.000	0	0	0	0	16.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	1.420.500	0	0	0	0	1.420.500
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.863.905	0	0	0	0	1.863.905
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	12.892.800	0	0	0	0	12.892.800
401	07	74	00	Capacitación y adiestramiento al personal contratado	80.000	0	0	0	0	80.000
401	07	75	00	Becas al personal contratado	5.549.143	0	0	0	0	5.549.143
401	07	76	00	Ayudas por matrimonio al personal contratado	40.000	0	0	0	0	40.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	40.000	0	0	0	0	40.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	22.966.747	0	0	0	0	22.966.747
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	24.866.280	0	0	0	0	24.866.280
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	100.449.600	0	0	0	0	100.449.600
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	7.714.000	0	0	0	0	7.714.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	8.723.716	0	0	0	0	8.723.716
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	43.000	0	0	0	0	43.000
401	07	96	00	Otras subvenciones a empleados	133.000	0	0	0	0	133.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	97	00	Otras subvenciones a obreros	654.500	0	0	0	0	654.500
401	07	99	00	Otras subvenciones al personal contratado	686.000	0	0	0	0	686.000
401	08	00	00	Prestaciones sociales e indemnizaciones	55.831.658	0	0	0	0	55.831.658
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	6.145.640	0	0	0	0	6.145.640
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	12.819.705	0	0	0	0	12.819.705
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	34.247.004	0	0	0	0	34.247.004
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	75.133	0	0	0	0	75.133
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.544.176	0	0	0	0	2.544.176
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**88.115.714**	**0**	**0**	**0**	**0**	**88.115.714**
402	01	00	00	Productos alimenticios y agropecuarios	24.755.714	0	0	0	0	24.755.714
402	01	01	00	Alimentos y bebidas para personas	24.755.714	0	0	0	0	24.755.714
402	03	00	00	Textiles y vestuarios	1.350.000	0	0	0	0	1.350.000
402	03	01	00	Textiles	850.000	0	0	0	0	850.000
402	03	02	00	Prendas de vestir	500.000	0	0	0	0	500.000
402	04	00	00	Productos de cuero y caucho	1.000.000	0	0	0	0	1.000.000
402	04	03	00	Cauchos y tripas para vehículos	1.000.000	0	0	0	0	1.000.000
402	05	00	00	Productos de papel, cartón e impresos	10.200.000	0	0	0	0	10.200.000
402	05	01	00	Pulpa de madera, papel y cartón	4.000.000	0	0	0	0	4.000.000
402	05	03	00	Productos de papel y cartón para oficina	2.000.000	0	0	0	0	2.000.000
402	05	04	00	Libros, revistas y periódicos	2.200.000	0	0	0	0	2.200.000
402	05	99	00	Otros productos de pulpa, papel y cartón	2.000.000	0	0	0	0	2.000.000
402	06	00	00	Productos químicos y derivados	8.010.000	0	0	0	0	8.010.000
402	06	03	00	Tintas, pinturas y colorantes	3.500.000	0	0	0	0	3.500.000
402	06	04	00	Productos farmacéuticos y medicamentos	800.000	0	0	0	0	800.000
402	06	05	00	Productos de tocador	510.000	0	0	0	0	510.000
402	06	06	00	Combustibles y lubricantes	800.000	0	0	0	0	800.000
402	06	08	00	Productos plásticos	2.400.000	0	0	0	0	2.400.000
402	08	00	00	Productos metálicos	8.800.000	0	0	0	0	8.800.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.800.000	0	0	0	0	2.800.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.000.000	0	0	0	0	5.000.000
402	08	10	00	Repuestos y accesorios para otros equipos	1.000.000	0	0	0	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	00	00	Productos varios y útiles diversos	34.000.000	0	0	0	0	34.000.000
402	10	02	00	Materiales y útiles de limpieza y aseo	2.000.000	0	0	0	0	2.000.000
402	10	03	00	Utensilios de cocina y comedor	500.000	0	0	0	0	500.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.000.000	0	0	0	0	4.000.000
402	10	06	00	Condecoraciones, ofrendas y similares	500.000	0	0	0	0	500.000
402	10	07	00	Productos de seguridad en el trabajo	1.500.000	0	0	0	0	1.500.000
402	10	08	00	Materiales para equipos de computación	19.000.000	0	0	0	0	19.000.000
402	10	11	00	Materiales eléctricos	2.000.000	0	0	0	0	2.000.000
402	10	12	00	Materiales para instalaciones sanitarias	1.000.000	0	0	0	0	1.000.000
402	10	99	00	Otros productos y útiles diversos	3.500.000	0	0	0	0	3.500.000
403	**00**	**00**	**00**	**Servicios no personales**	**358.953.398**	**0**	**0**	**0**	**0**	**358.953.398**
403	02	00	00	Alquileres de maquinaria y equipos	5.050.000	0	0	0	0	5.050.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.400.000	0	0	0	0	3.400.000
403	02	99	00	Alquileres de otras maquinaria y equipos	1.650.000	0	0	0	0	1.650.000
403	03	00	00	Derechos sobre bienes intangibles	800.000	0	0	0	0	800.000
403	03	02	00	Derechos de autor	800.000	0	0	0	0	800.000
403	04	00	00	Servicios básicos	34.618.571	0	0	0	0	34.618.571
403	04	01	00	Electricidad	400.000	0	0	0	0	400.000
403	04	03	00	Agua	90.000	0	0	0	0	90.000
403	04	04	00	Teléfonos	15.000.000	0	0	0	0	15.000.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	6.000.000	0	0	0	0	6.000.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	9.000.000	0	0	0	0	9.000.000
403	04	05	00	Servicio de comunicaciones	18.928.571	0	0	0	0	18.928.571
403	04	06	00	Servicio de aseo urbano y domiciliario	100.000	0	0	0	0	100.000
403	04	07	00	Servicio de condominio	100.000	0	0	0	0	100.000
403	06	00	00	Servicios de transporte y almacenaje	502.000	0	0	0	0	502.000
403	06	01	00	Fletes y embalajes	100.000	0	0	0	0	100.000
403	06	03	00	Estacionamiento	2.000	0	0	0	0	2.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	400.000	0	0	0	0	400.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	137.609.554	0	0	0	0	137.609.554
403	07	01	00	Publicidad y propaganda	50.000.000	0	0	0	0	50.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	02	00	Imprenta y reproducción	85.609.554	0	0	0	0	85.609.554
403	07	03	00	Relaciones sociales	2.000.000	0	0	0	0	2.000.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	15.000.000	0	0	0	0	15.000.000
403	08	01	00	Primas y gastos de seguros	15.000.000	0	0	0	0	15.000.000
403	09	00	00	Viáticos y pasajes	43.722.929	0	0	0	0	43.722.929
403	09	01	00	Viáticos y pasajes dentro del país	33.722.929	0	0	0	0	33.722.929
403	09	02	00	Viáticos y pasajes fuera del país	10.000.000	0	0	0	0	10.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	50.043.750	0	0	0	0	50.043.750
403	10	07	00	Servicios de capacitación y adiestramiento	1.665.179	0	0	0	0	1.665.179
403	10	11	00	Servicios para la elaboración y suministro de comida	21.250.000	0	0	0	0	21.250.000
403	10	99	00	Otros servicios profesionales y técnicos	27.128.571	0	0	0	0	27.128.571
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.431.571	0	0	0	0	6.431.571
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.431.571	0	0	0	0	4.431.571
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.000.000	0	0	0	0	2.000.000
403	12	00	00	Conservación y reparaciones menores de obras	1.000.000	0	0	0	0	1.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.000.000	0	0	0	0	1.000.000
403	15	00	00	Servicios fiscales	106.000	0	0	0	0	106.000
403	15	02	00	Tasas y otros derechos obligatorios	106.000	0	0	0	0	106.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	15.750.000	0	0	0	0	15.750.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	15.750.000	0	0	0	0	15.750.000
403	18	00	00	Impuestos indirectos	46.722.370	0	0	0	0	46.722.370
403	18	01	00	Impuesto al valor agregado	46.722.370	0	0	0	0	46.722.370
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.596.653	0	0	0	0	1.596.653
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.596.653	0	0	0	0	1.596.653
404	**00**	**00**	**00**	**Activos reales**	**15.000.000**	**0**	**0**	**0**	**0**	**15.000.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	7.000.000	0	0	0	0	7.000.000
404	05	01	00	Equipos de telecomunicaciones	7.000.000	0	0	0	0	7.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	8.000.000	0	0	0	0	8.000.000
404	09	01	00	Mobiliario y equipos de oficina	3.000.000	0	0	0	0	3.000.000
404	09	02	00	Equipos de computación	4.000.000	0	0	0	0	4.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.000.000	0	0	0	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.012.093.527**	**0**	**0**	**0**	**0**	**4.012.093.527**
407	01	00	00	Transferencias y donaciones corrientes internas	4.012.093.527	0	0	0	0	4.012.093.527
407	01	01	00	Transferencias corrientes internas al sector privado	53.582.080	0	0	0	0	53.582.080
407	01	01	01	Pensiones del personal empleado, obrero y militar	3.225.585	0	0	0	0	3.225.585
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	8.946.527	0	0	0	0	8.946.527
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	580.606	0	0	0	0	580.606
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	8.432.000	0	0	0	0	8.432.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.549.000	0	0	0	0	1.549.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.611.362	0	0	0	0	1.611.362
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	24.752.000	0	0	0	0	24.752.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	4.485.000	0	0	0	0	4.485.000
407	01	02	00	Donaciones corrientes internas al sector privado	500.000	0	0	0	0	500.000
407	01	02	01	Donaciones corrientes a personas	500.000	0	0	0	0	500.000
407	01	03	00	Transferencias corrientes internas al sector público	3.958.011.447	0	0	0	0	3.958.011.447
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.064.228.761	0	0	0	0	1.064.228.761
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	2.893.782.686	0	0	0	0	2.893.782.686
411	**00**	**00**	**00**	**Disminución de pasivos**	**4.753.500**	**0**	**0**	**0**	**0**	**4.753.500**
411	11	00	00	Obligaciones de ejercicios anteriores	4.753.500	0	0	0	0	4.753.500
411	11	04	00	Compromisos pendientes de ejercicios anteriores	4.753.500	0	0	0	0	4.753.500
				Totales	**5.202.664.105**	**0**	**0**	**0**	**0**	**5.202.664.105**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 128127 360084000 OPTIMIZACIÓN DE LAS TRANSMISIONES DE EVENTOS CULTURALES, DEPORTIVOS Y DE INTERÉS NACIONAL

OBJETIVO DEL PROYECTO: BRINDAR COBERTURA OPORTUNA DE LAS TRANSMISIONES ESPECIALES DE EVENTOS NOTICIOSOS EN TODO EL TERRITORIO NACIONAL, GARANTIZANDO LA APLICACIÓN DE TECNOLOGÍAS QUE AMPLÍEN LOS ESTÁNDARES DE INTERÉS NACIONAL

UNIDAD DE MEDIDA: PAUTA **META:** 672

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**63.134.794**	**0**	**0**	**0**	**0**	**63.134.794**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.220.694	0	0	0	0	6.220.694
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	89.060	0	0	0	0	89.060
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.119.450	0	0	0	0	1.119.450
401	01	18	00	Remuneraciones al personal contratado	5.012.184	0	0	0	0	5.012.184
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	5.012.184	0	0	0	0	5.012.184
401	03	00	00	Primas	12.019.516	0	0	0	0	12.019.516
401	03	08	00	Primas de profesionalización a empleados	5.344	0	0	0	0	5.344
401	03	09	00	Primas por antigüedad a empleados	36.720	0	0	0	0	36.720
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	170.408	0	0	0	0	170.408
401	03	21	00	Primas por antigüedad a obreros	183.330	0	0	0	0	183.330
401	03	40	00	Primas de profesionalización al personal contratado	98.857	0	0	0	0	98.857
401	03	41	00	Primas por antigüedad al personal contratado	755.280	0	0	0	0	755.280
401	03	96	00	Otras primas al personal contratado	9.061.277	0	0	0	0	9.061.277
401	03	97	00	Otras primas a empleados	45.340	0	0	0	0	45.340
401	03	98	00	Otras primas a obreros	1.662.960	0	0	0	0	1.662.960
401	04	00	00	Complementos de sueldos y salarios	11.739.761	0	0	0	0	11.739.761
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	3.530	0	0	0	0	3.530
401	04	06	00	Complemento a empleados por comisión de servicios	140.868	0	0	0	0	140.868
401	04	08	00	Bono compensatorio de alimentación a empleados	175.500	0	0	0	0	175.500
401	04	10	00	Complemento a empleados por días feriados	840	0	0	0	0	840
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	588.089	0	0	0	0	588.089
401	04	18	00	Bono compensatorio de alimentación a obreros	1.228.500	0	0	0	0	1.228.500
401	04	20	00	Complemento a obreros por días feriados	143.597	0	0	0	0	143.597
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	3.828.631	0	0	0	0	3.828.631
401	04	26	00	Bono compensatorio de alimentación al personal contratado	4.387.500	0	0	0	0	4.387.500
401	04	28	00	Complemento al personal contratado por días feriados	882.706	0	0	0	0	882.706
401	04	97	00	Otros complementos a obreros	360.000	0	0	0	0	360.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.206.369	0	0	0	0	5.206.369
401	05	01	00	Aguinaldos a empleados	50.000	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 128127 360084000 OPTIMIZACIÓN DE LAS TRANSMISIONES DE EVENTOS CULTURALES, DEPORTIVOS Y DE INTERÉS NACIONAL

OBJETIVO DEL PROYECTO: BRINDAR COBERTURA OPORTUNA DE LAS TRANSMISIONES ESPECIALES DE EVENTOS NOTICIOSOS EN TODO EL TERRITORIO NACIONAL, GARANTIZANDO LA APLICACIÓN DE TECNOLOGÍAS QUE AMPLÍEN LOS ESTÁNDARES DE INTERÉS NACIONAL

UNIDAD DE MEDIDA: PAUTA **META:** 672

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	03	00	Bono vacacional a empleados	57.852	0	0	0	0	57.852
401	05	04	00	Aguinaldos a obreros	250.000	0	0	0	0	250.000
401	05	06	00	Bono vacacional a obreros	590.068	0	0	0	0	590.068
401	05	07	00	Aguinaldos al personal contratado	380.000	0	0	0	0	380.000
401	05	08	00	Bono vacacional al personal contratado	3.878.449	0	0	0	0	3.878.449
401	06	00	00	Aportes patronales y legales	3.573.001	0	0	0	0	3.573.001
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	30.972	0	0	0	0	30.972
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	9.942	0	0	0	0	9.942
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	6.883	0	0	0	0	6.883
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	7.561	0	0	0	0	7.561
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	266.640	0	0	0	0	266.640
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	85.588	0	0	0	0	85.588
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	59.253	0	0	0	0	59.253
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	68.860	0	0	0	0	68.860
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.684.344	0	0	0	0	1.684.344
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	438.005	0	0	0	0	438.005
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	374.299	0	0	0	0	374.299
401	06	95	00	Otros aportes legales por personal contratado	540.654	0	0	0	0	540.654
401	07	00	00	Asistencia socio-económica	19.028.821	0	0	0	0	19.028.821
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	112.000	0	0	0	0	112.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	66.890	0	0	0	0	66.890
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	326.400	0	0	0	0	326.400
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	784.000	0	0	0	0	784.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	513.529	0	0	0	0	513.529
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	2.284.800	0	0	0	0	2.284.800
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	2.800.000	0	0	0	0	2.800.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	3.243.922	0	0	0	0	3.243.922
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	8.160.000	0	0	0	0	8.160.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 128127 360084000 OPTIMIZACIÓN DE LAS TRANSMISIONES DE EVENTOS CULTURALES, DEPORTIVOS Y DE INTERÉS NACIONAL

OBJETIVO DEL PROYECTO: BRINDAR COBERTURA OPORTUNA DE LAS TRANSMISIONES ESPECIALES DE EVENTOS NOTICIOSOS EN TODO EL TERRITORIO NACIONAL, GARANTIZANDO LA APLICACIÓN DE TECNOLOGÍAS QUE AMPLÍEN LOS ESTÁNDARES DE INTERÉS NACIONAL

UNIDAD DE MEDIDA: PAUTA **META:** 672

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	96	00	Otras subvenciones a empleados	92.160	0	0	0	0	92.160
401	07	97	00	Otras subvenciones a obreros	645.120	0	0	0	0	645.120
401	08	00	00	Prestaciones sociales e indemnizaciones	5.346.632	0	0	0	0	5.346.632
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	119.291	0	0	0	0	119.291
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	712.233	0	0	0	0	712.233
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	4.515.108	0	0	0	0	4.515.108
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.410.714**	**0**	**0**	**0**	**0**	**6.410.714**
402	01	00	00	Productos alimenticios y agropecuarios	3.410.714	0	0	0	0	3.410.714
402	01	01	00	Alimentos y bebidas para personas	3.410.714	0	0	0	0	3.410.714
402	10	00	00	Productos varios y útiles diversos	3.000.000	0	0	0	0	3.000.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	500.000	0	0	0	0	500.000
402	10	08	00	Materiales para equipos de computación	2.000.000	0	0	0	0	2.000.000
402	10	99	00	Otros productos y útiles diversos	500.000	0	0	0	0	500.000
403	**00**	**00**	**00**	**Servicios no personales**	**17.880.592**	**0**	**0**	**0**	**0**	**17.880.592**
403	09	00	00	Viáticos y pasajes	11.000.000	0	0	0	0	11.000.000
403	09	01	00	Viáticos y pasajes dentro del país	11.000.000	0	0	0	0	11.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	4.000.000	0	0	0	0	4.000.000
403	10	11	00	Servicios para la elaboración y suministro de comida	4.000.000	0	0	0	0	4.000.000
403	15	00	00	Servicios fiscales	20.000	0	0	0	0	20.000
403	15	02	00	Tasas y otros derechos obligatorios	20.000	0	0	0	[illegible]	20.000
403	18	00	00	Impuestos indirectos	2.600.497	0	0	0	0	2.600.497
403	18	01	00	Impuesto al valor agregado	2.600.497	0	0	0	0	2.600.497
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	260.095	0	0	0	0	260.095
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	260.095	0	0	0	0	260.095
				Totales	**87.426.100**	**0**	**0**	**0**	0	**87.426.100**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 128127 360084000 OPTIMIZACIÓN DE LAS TRANSMISIONES DE EVENTOS CULTURALES, DEPORTIVOS Y DE INTERÉS NACIONAL

OBJETIVO DEL PROYECTO: BRINDAR COBERTURA OPORTUNA DE LAS TRANSMISIONES ESPECIALES DE EVENTOS NOTICIOSOS EN TODO EL TERRITORIO NACIONAL, GARANTIZANDO LA APLICACIÓN DE TECNOLOGÍAS QUE AMPLÍEN LOS ESTÁNDARES DE INTERÉS NACIONAL

UNIDAD DE MEDIDA: PAUTA

META: 672

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 128127 360084000 OPTIMIZACIÓN DE LAS TRANSMISIONES DE EVENTOS CULTURALES, DEPORTIVOS Y DE INTERÉS NACIONAL

OBJETIVO DEL PROYECTO: BRINDAR COBERTURA OPORTUNA DE LAS TRANSMISIONES ESPECIALES DE EVENTOS NOTICIOSOS EN TODO EL TERRITORIO NACIONAL, GARANTIZANDO LA APLICACIÓN DE TECNOLOGÍAS QUE AMPLÍEN LOS ESTÁNDARES DE INTERÉS NACIONAL

UNIDAD DE MEDIDA: PAUTA **META:** 672

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 360084001 MONTAJE TÉCNICO Y LOGÍSTICA

UNIDAD DE MEDIDA: MONTAJE **META:** 672

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**63.134.794**	0	0	0	0	**63.134.794**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.220.694	0	0	0	0	6.220.694
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	89.060	0	0	0	0	89.060
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.119.450	0	0	0	0	1.119.450
401	01	18	00	Remuneraciones al personal contratado	5.012.184	0	0	0	0	5.012.184
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	5.012.184	0	0	0	0	5.012.184
401	03	00	00	Primas	12.019.516	0	0	0	0	12.019.516
401	03	08	00	Primas de profesionalización a empleados	5.344	0	0	0	0	5.344
401	03	09	00	Primas por antigüedad a empleados	36.720	0	0	0	0	36.720
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	170.408	0	0	0	0	170.408
401	03	21	00	Primas por antigüedad a obreros	183.330	0	0	0	0	183.330
401	03	40	00	Primas de profesionalización al personal contratado	98.857	0	0	0	0	98.857
401	03	41	00	Primas por antigüedad al personal contratado	755.280	0	0	0	0	755.280
401	03	96	00	Otras primas al personal contratado	9.061.277	0	0	0	0	9.061.277
401	03	97	00	Otras primas a empleados	45.340	0	0	0	0	45.340
401	03	98	00	Otras primas a obreros	1.662.960	0	0	0	0	1.662.960
401	04	00	00	Complementos de sueldos y salarios	11.739.761	0	0	0	0	11.739.761
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	3.530	0	0	0	0	3.530
401	04	06	00	Complemento a empleados por comisión de servicios	140.868	0	0	0	0	140.868
401	04	08	00	Bono compensatorio de alimentación a empleados	175.500	0	0	0	0	175.500
401	04	10	00	Complemento a empleados por días feriados	840	0	0	0	0	840
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	588.089	0	0	0	0	588.089
401	04	18	00	Bono compensatorio de alimentación a obreros	1.228.500	0	0	0	0	1.228.500
401	04	20	00	Complemento a obreros por días feriados	143.597	0	0	0	0	143.597
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	3.828.631	0	0	0	0	3.828.631

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 128127 360084000 OPTIMIZACION DE LAS TRANSMISIONES DE EVENTOS CULTURALES, DEPORTIVOS Y DE INTERÉS NACIONAL

OBJETIVO DEL PROYECTO: BRINDAR COBERTURA OPORTUNA DE LAS TRANSMISIONES ESPECIALES DE EVENTOS NOTICIOSOS EN TODO EL TERRITORIO NACIONAL, GARANTIZANDO LA APLICACIÓN DE TECNOLOGÍAS QUE AMPLÍEN LOS ESTÁNDARES DE INTERÉS NACIONAL

UNIDAD DE MEDIDA: PAUTA **META:** 672

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 360084001 MONTAJE TÉCNICO Y LOGÍSTICA

UNIDAD DE MEDIDA: MONTAJE **META:** 672

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	26	00	Bono compensatorio de alimentación al personal contratado	4.387.500	0	0	0	0	4.387.500
401	04	28	00	Complemento al personal contratado por días feriados	882.706	0	0	0	0	882.706
401	04	97	00	Otros complementos a obreros	360.000	0	0	0	0	360.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.206.369	0	0	0	0	5.206.369
401	05	01	00	Aguinaldos a empleados	50.000	0	0	0	0	50.000
401	05	03	00	Bono vacacional a empleados	57.852	0	0	0	0	57.852
401	05	04	00	Aguinaldos a obreros	250.000	0	0	0	0	250.000
401	05	06	00	Bono vacacional a obreros	590.068	0	0	0	0	590.068
401	05	07	00	Aguinaldos al personal contratado	380.000	0	0	0	0	380.000
401	05	08	00	Bono vacacional al personal contratado	3.878.449	0	0	0	0	3.878.449
401	06	00	00	Aportes patronales y legales	3.573.001	0	0	0	0	3.573.001
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	30.972	0	0	0	0	30.972
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	9.942	0	0	0	0	9.942
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	6.883	0	0	0	0	6.883
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	7.561	0	0	0	0	7.561
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	266.640	0	0	0	0	266.640
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	85.588	0	0	0	0	85.588
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	59.253	0	0	0	0	59.253
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	68.860	0	0	0	0	68.860
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.684.344	0	0	0	0	1.684.344
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	438.005	0	0	0	0	438.005
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	374.299	0	0	0	0	374.299
401	06	95	00	Otros aportes legales por personal contratado	540.654	0	0	0	0	540.654
401	07	00	00	Asistencia socio-económica	19.028.821	0	0	0	0	19.028.821

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 128127 360084000 OPTIMIZACIÓN DE LAS TRANSMISIONES DE EVENTOS CULTURALES, DEPORTIVOS Y DE INTERÉS NACIONAL

OBJETIVO DEL PROYECTO: BRINDAR COBERTURA OPORTUNA DE LAS TRANSMISIONES ESPECIALES DE EVENTOS NOTICIOSOS EN TODO EL TERRITORIO NACIONAL, GARANTIZANDO LA APLICACIÓN DE TECNOLOGÍAS QUE AMPLÍEN LOS ESTÁNDARES DE INTERÉS NACIONAL

UNIDAD DE MEDIDA: PAUTA **META:** 672

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 360084001 MONTAJE TÉCNICO Y LOGÍSTICA

UNIDAD DE MEDIDA: MONTAJE **META:** 672

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	112.000	0	0	0	0	112.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	66.890	0	0	0	0	66.890
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	326.400	0	0	0	0	326.400
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	784.000	0	0	0	0	784.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	513.529	0	0	0	0	513.529
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	2.284.800	0	0	0	0	2.284.800
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	2.800.000	0	0	0	0	2.800.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	3.243.922	0	0	0	0	3.243.922
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	8.160.000	0	0	0	0	8.160.000
401	07	96	00	Otras subvenciones a empleados	92.160	0	0	0	0	92.160
401	07	97	00	Otras subvenciones a obreros	645.120	0	0	0	0	645.120
401	08	00	00	Prestaciones sociales e indemnizaciones	5.346.632	0	0	0	0	5.346.632
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	119.291	0	0	0	0	119.291
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	712.233	0	0	0	0	712.233
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	4.515.108	0	0	0	0	4.515.108
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.410.714**	**0**	**0**	**0**	**0**	**6.410.714**
402	01	00	00	Productos alimenticios y agropecuarios	3.410.714	0	0	0	0	3.410.714
402	01	01	00	Alimentos y bebidas para personas	3.410.714	0	0	0	0	3.410.714
402	10	00	00	Productos varios y útiles diversos	3.000.000	0	0	0	0	3.000.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	500.000	0	0	0	0	500.000
402	10	08	00	Materiales para equipos de computación	2.000.000	0	0	0	0	2.000.000
402	10	99	00	Otros productos y útiles diversos	500.000	0	0	0	0	500.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.060.592**	**0**	**0**	**0**	**0**	**1.060.592**
403	18	00	00	Impuestos indirectos	800.497	0	0	0	0	800.497

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 128127 360084000 OPTIMIZACIÓN DE LAS TRANSMISIONES DE EVENTOS CULTURALES, DEPORTIVOS Y DE INTERÉS NACIONAL

OBJETIVO DEL PROYECTO: BRINDAR COBERTURA OPORTUNA DE LAS TRANSMISIONES ESPECIALES DE EVENTOS NOTICIOSOS EN TODO EL TERRITORIO NACIONAL, GARANTIZANDO LA APLICACIÓN DE TECNOLOGÍAS QUE AMPLÍEN LOS ESTÁNDARES DE INTERÉS NACIONAL

UNIDAD DE MEDIDA: PAUTA **META:** 672

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 360084001 MONTAJE TÉCNICO Y LOGÍSTICA

UNIDAD DE MEDIDA: MONTAJE **META:** 672

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	800.497	0	0	0	0	800.497
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	260.095	0	0	0	0	260.095
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	260.095	0	0	0	0	260.095
				Totales	**70.606.100**	**0**	**0**	**0**	**0**	**70.606.100**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 128127 360084000 OPTIMIZACIÓN DE LAS TRANSMISIONES DE EVENTOS CULTURALES, DEPORTIVOS Y DE INTERÉS NACIONAL

OBJETIVO DEL PROYECTO: BRINDAR COBERTURA OPORTUNA DE LAS TRANSMISIONES ESPECIALES DE EVENTOS NOTICIOSOS EN TODO EL TERRITORIO NACIONAL, GARANTIZANDO LA APLICACIÓN DE TECNOLOGÍAS QUE AMPLÍEN LOS ESTÁNDARES DE INTERÉS NACIONAL

UNIDAD DE MEDIDA: PAUTA **META:** 672

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 360084002 TRANSMISIÓN DE ACTIVIDADES Y EVENTOS DE INTERÉS NACIONAL

UNIDAD DE MEDIDA: PAUTA **META:** 672

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**16.820.000**	0	0	0	0	**16.820.000**
403	09	00	00	Viáticos y pasajes	11.000.000	0	0	0	0	11.000.000
403	09	01	00	Viáticos y pasajes dentro del país	11.000.000	0	0	0	0	11.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	4.000.000	0	0	0	0	4.000.000
403	10	11	00	Servicios para la elaboración y suministro de comida	4.000.000	0	0	0	0	4.000.000
403	15	00	00	Servicios fiscales	20.000	0	0	0	0	20.000
403	15	02	00	Tasas y otros derechos obligatorios	20.000	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	1.800.000	0	0	0	0	1.800.000
403	18	01	00	Impuesto al valor agregado	1.800.000	0	0	0	0	1.800.000
				Totales	**16.820.000**	**0**	**0**	**0**	**0**	**16.820.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 128180 360085000 FORTALECIMIENTO DE LA COMUNICACIÓN POPULAR Y LA PRODUCCIÓN NACIONAL INDEPENDIENTE.

OBJETIVO DEL PROYECTO: ACOMPAÑAR LOS PROCESOS INFORMATIVOS Y COMUNICACIONALES DE LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS, ASÍ COMO DE LOS PRODUCTORES NACIONALES INDEPENDIENTES, A TRAVÉS DEL DESARROLLO DE ESPACIOS DE ENCUENTROS PARA LA PRODUCCIÓN Y DIFUSIÓN DE CONTENIDOS DESARROLLADOS A PARTIR DE LOS SIGNIFICADOS Y RELACIONES PRODUCIDAS DESDE EL EJERCICIO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 1.200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**31.633.544**	**0**	**0**	**0**	**0**	**31.633.544**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.884.416	0	0	0	0	3.884.416
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	645.138	0	0	0	0	645.138
401	01	18	00	Remuneraciones al personal contratado	3.179.903	0	0	0	0	3.179.903
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	3.179.903	0	0	0	0	3.179.903
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	59.375	0	0	0	0	59.375
401	03	00	00	Primas	7.046.910	0	0	0	0	7.046.910
401	03	08	00	Primas de profesionalización a empleados	42.750	0	0	0	0	42.750
401	03	09	00	Primas por antigüedad a empleados	172.560	0	0	0	0	172.560
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.309.036	0	0	0	0	1.309.036
401	03	40	00	Primas de profesionalización al personal contratado	110.435	0	0	0	0	110.435
401	03	41	00	Primas por antigüedad al personal contratado	523.080	0	0	0	0	523.080
401	03	47	00	Primas al personal de alto nivel y de dirección	22.485	0	0	0	0	22.485
401	03	96	00	Otras primas al personal contratado	4.503.844	0	0	0	0	4.503.844
401	03	97	00	Otras primas a empleados	362.720	0	0	0	0	362.720
401	04	00	00	Complementos de sueldos y salarios	2.372.252	0	0	0	0	2.372.252
401	04	06	00	Complemento a empleados por comisión de servicios	124.692	0	0	0	0	124.692
401	04	08	00	Bono compensatorio de alimentación a empleados	324.000	0	0	0	0	324.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	122.141	0	0	0	0	122.141
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.717.200	0	0	0	0	1.717.200
401	04	28	00	Complemento al personal contratado por días feriados	19.419	0	0	0	0	19.419
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	64.800	0	0	0	0	64.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.937.420	0	0	0	0	1.937.420
401	05	03	00	Bono vacacional a empleados	470.547	0	0	0	0	470.547
401	05	08	00	Bono vacacional al personal contratado	1.406.500	0	0	0	0	1.406.500
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	60.373	0	0	0	0	60.373
401	06	00	00	Aportes patronales y legales	1.856.718	0	0	0	0	1.856.718
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	217.582	0	0	0	0	217.582
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	69.843	0	0	0	0	69.843

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 128180 360085000 FORTALECIMIENTO DE LA COMUNICACIÓN POPULAR Y LA PRODUCCIÓN NACIONAL INDEPENDIENTE.

OBJETIVO DEL PROYECTO: ACOMPAÑAR LOS PROCESOS INFORMATIVOS Y COMUNICACIONALES DE LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS, ASÍ COMO DE LOS PRODUCTORES NACIONALES INDEPENDIENTES, A TRAVÉS DEL DESARROLLO DE ESPACIOS DE ENCUENTROS PARA LA PRODUCCIÓN Y DIFUSIÓN DE CONTENIDOS DESARROLLADOS A PARTIR DE LOS SIGNIFICADOS Y RELACIONES PRODUCIDAS DESDE EL EJERCICIO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 1.200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	48.353	0	0	0	0	48.353
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	55.440	0	0	0	0	55.440
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	790.214	0	0	0	0	790.214
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	197.231	0	0	0	0	197.231
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	175.604	0	0	0	0	175.604
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	27.085	0	0	0	0	27.085
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	8.694	0	0	0	0	8.694
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	7.004	0	0	0	0	7.004
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	6.019	0	0	0	0	6.019
401	06	95	00	Otros aportes legales por personal contratado	253.649	0	0	0	0	253.649
401	07	00	00	Asistencia socio-económica	11.689.340	0	0	0	0	11.689.340
401	07	02	00	Becas a empleados	72.000	0	0	0	0	72.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	200.000	0	0	0	0	200.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	442.096	0	0	0	0	442.096
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.088.000	0	0	0	0	1.088.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	36.000	0	0	0	0	36.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	40.000	0	0	0	0	40.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	52.162	0	0	0	0	52.162
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	217.600	0	0	0	0	217.600
401	07	75	00	Becas al personal contratado	240.000	0	0	0	0	240.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	1.064.000	0	0	0	0	1.064.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	1.521.890	0	0	0	0	1.521.890
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	5.766.400	0	0	0	0	5.766.400
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	246.000	0	0	0	0	246.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	632.192	0	0	0	0	632.192
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	2.000	0	0	0	0	2.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 128180 360085000 FORTALECIMIENTO DE LA COMUNICACIÓN POPULAR Y LA PRODUCCIÓN NACIONAL INDEPENDIENTE.

OBJETIVO DEL PROYECTO: ACOMPAÑAR LOS PROCESOS INFORMATIVOS Y COMUNICACIONALES DE LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS, ASÍ COMO DE LOS PRODUCTORES NACIONALES INDEPENDIENTES, A TRAVÉS DEL DESARROLLO DE ESPACIOS DE ENCUENTROS PARA LA PRODUCCION Y DIFUSIÓN DE CONTENIDOS DESARROLLADOS A PARTIR DE LOS SIGNIFICADOS Y RELACIONES PRODUCIDAS DESDE EL EJERCICIO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 1.200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	96	00	Otras subvenciones a empleados	3.000	0	0	0	0	3.000
401	07	99	00	Otras subvenciones al personal contratado	66.000	0	0	0	0	66.000
401	08	00	00	Prestaciones sociales e indemnizaciones	2.846.488	0	0	0	0	2.846.488
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	639.710	0	0	0	0	639.710
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.132.988	0	0	0	0	2.132.988
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	73.790	0	0	0	0	73.790
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.745.000**	**0**	**0**	**0**	**0**	**5.745.000**
402	01	00	00	Productos alimenticios y agropecuarios	1.745.000	0	0	0	0	1.745.000
402	01	01	00	Alimentos y bebidas para personas	1.745.000	0	0	0	0	1.745.000
402	03	00	00	Textiles y vestuarios	1.200.000	0	0	0	0	1.200.000
402	03	01	00	Textiles	800.000	0	0	0	0	800.000
402	03	02	00	Prendas de vestir	400.000	0	0	0	0	400.000
402	05	00	00	Productos de papel, cartón e impresos	500.000	0	0	0	0	500.000
402	05	03	00	Productos de papel y cartón para oficina	500.000	0	0	0	0	500.000
402	06	00	00	Productos químicos y derivados	1.500.000	0	0	0	0	1.500.000
402	06	03	00	Tintas, pinturas y colorantes	1.000.000	0	0	0	0	1.000.000
402	06	05	00	Productos de tocador	500.000	0	0	0	0	500.000
402	08	00	00	Productos metálicos	300.000	0	0	0	0	300.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	300.000	0	0	0	0	300.000
402	10	00	00	Productos varios y útiles diversos	500.000	0	0	0	0	500.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	500.000	0	0	0	0	500.000
403	**00**	**00**	**00**	**Servicios no personales**	**9.255.001**	**0**	**0**	**0**	**0**	**9.255.001**
403	06	00	00	Servicios de transporte y almacenaje	350.000	0	0	0	0	350.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	350.000	0	0	0	0	350.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	150.000	0	0	0	0	150.000
403	07	02	00	Imprenta y reproducción	150.000	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	4.692.501	0	0	0	0	4.692.501
403	09	01	00	Viáticos y pasajes dentro del país	4.692.501	0	0	0	0	4.692.501
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.450.000	0	0	0	0	2.450.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 128180 360085000 FORTALECIMIENTO DE LA COMUNICACIÓN POPULAR Y LA PRODUCCIÓN NACIONAL INDEPENDIENTE.

OBJETIVO DEL PROYECTO: ACOMPAÑAR LOS PROCESOS INFORMATIVOS Y COMUNICACIONALES DE LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS, ASÍ COMO DE LOS PRODUCTORES NACIONALES INDEPENDIENTES, A TRAVÉS DEL DESARROLLO DE ESPACIOS DE ENCUENTROS PARA LA PRODUCCIÓN Y DIFUSIÓN DE CONTENIDOS DESARROLLADOS A PARTIR DE LOS SIGNIFICADOS Y RELACIONES PRODUCIDAS DESDE EL EJERCICIO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 1.200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	500.000	0	0	0	0	500.000
403	10	11	00	Servicios para la elaboración y suministro de comida	250.000	0	0	0	0	250.000
403	10	99	00	Otros servicios profesionales y técnicos	1.700.000	0	0	0	0	1.700.000
403	15	00	00	Servicios fiscales	6.000	0	0	0	0	6.000
403	15	02	00	Tasas y otros derechos obligatorios	6.000	0	0	0	0	6.00
403	18	00	00	Impuestos indirectos	1.606.500	0	0	0	0	1.606.50
403	18	01	00	Impuesto al valor agregado	1.606.500	0	0	0	0	1.606.500
				Totales	**46.633.545**	0	0	0	0	46.633.545

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 128180 360085000 FORTALECIMIENTO DE LA COMUNICACION POPULAR Y LA PRODUCCIÓN NACIONAL INDEPENDIENTE.

OBJETIVO DEL PROYECTO: ACOMPAÑAR LOS PROCESOS INFORMATIVOS Y COMUNICACIONALES DE LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS, ASÍ COMO DE LOS PRODUCTORES NACIONALES INDEPENDIENTES A TRAVÉS DEL DESARROLLO DE ESPACIOS DE ENCUENTROS PARA LA PRODUCCIÓN Y DIFUSIÓN DE CONTENIDOS DESARROLLADOS A PARTIR DE LOS SIGNIFICADOS Y RELACIONES PRODUCIDAS DESDE EL EJERCICIO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE

META: 1.200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 128180 360085000 FORTALECIMIENTO DE LA COMUNICACIÓN POPULAR Y LA PRODUCCIÓN NACIONAL INDEPENDIENTE.

OBJETIVO DEL PROYECTO: ACOMPAÑAR LOS PROCESOS INFORMATIVOS Y COMUNICACIONALES DE LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS, ASÍ COMO DE LOS PRODUCTORES NACIONALES INDEPENDIENTES, A TRAVÉS DEL DESARROLLO DE ESPACIOS DE ENCUENTROS PARA LA PRODUCCIÓN Y DIFUSIÓN DE CONTENIDOS DESARROLLADOS A PARTIR DE LOS SIGNIFICADOS Y RELACIONES PRODUCIDAS DESDE EL EJERCICIO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 1.200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 360085001 ENCUENTROS DE SABERES E INTERCAMBIOS DE EXPERIENCIAS.

UNIDAD DE MEDIDA: ENCUENTRO **META:** 126

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**8.468.900**	**0**	**0**	0	0	**8.468.900**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.009.350	0	0	0	0	1.009.350
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	178.122	0	0	0	0	178.122
401	01	18	00	Remuneraciones al personal contratado	771.853	0	0	0	0	771.853
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	771.853	0	0	0	0	771.853
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	59.375	0	0	0	0	59.375
401	03	00	00	Primas	1.955.980	0	0	0	0	1.955.980
401	03	08	00	Primas de profesionalización a empleados	14.250	0	0	0	0	14.250
401	03	09	00	Primas por antiguedad a empleados	26.880	0	0	0	0	26.880
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	419.972	0	0	0	0	419.972
401	03	40	00	Primas de profesionalización al personal contratado	42.749	0	0	0	0	42.749
401	03	41	00	Primas por antigüedad al personal contratado	154.680	0	0	0	0	154.680
401	03	47	00	Primas al personal de alto nivel y de dirección	22.485	0	0	0	0	22.485
401	03	96	00	Otras primas al personal contratado	1.093.604	0	0	0	0	1.093.604
401	03	97	00	Otras primas a empleados	181.360	0	0	0	0	181.360
401	04	00	00	Complementos de sueldos y salarios	692.360	0	0	0	0	692.360
401	04	08	00	Bono compensatorio de alimentación a empleados	97.200	0	0	0	0	97.200
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	122.141	0	0	0	0	122.141
401	04	26	00	Bono compensatorio de alimentación al personal contratado	421.200	0	0	0	0	421.200
401	04	28	00	Complemento al personal contratado por días feriados	19.419	0	0	0	0	19.419
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	32.400	0	0	0	0	32.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	349.058	0	0	0	0	349.058
401	05	03	00	Bono vacacional a empleados	86.498	0	0	0	0	86.498
401	05	08	00	Bono vacacional al personal contratado	202.187	0	0	0	0	202.187

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 128180 360085000 FORTALECIMIENTO DE LA COMUNICACIÓN POPULAR Y LA PRODUCCIÓN NACIONAL INDEPENDIENTE.

OBJETIVO DEL PROYECTO: ACOMPAÑAR LOS PROCESOS INFORMATIVOS Y COMUNICACIONALES DE LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS, ASÍ COMO DE LOS PRODUCTORES NACIONALES INDEPENDIENTES, A TRAVÉS DEL DESARROLLO DE ESPACIOS DE ENCUENTROS PARA LA PRODUCCIÓN Y DIFUSIÓN DE CONTENIDOS DESARROLLADOS A PARTIR DE LOS SIGNIFICADOS Y RELACIONES PRODUCIDAS DESDE EL EJERCICIO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 1.200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 360085001 ENCUENTROS DE SABERES E INTERCAMBIOS DE EXPERIENCIAS.

UNIDAD DE MEDIDA: ENCUENTRO **META:** 126

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	60.373	0	0	0	0	60.373
401	06	00	00	Aportes patronales y legales	516.596	0	0	0	0	516.596
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	57.260	0	0	0	0	57.260
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	18.380	0	0	0	0	18.380
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	12.725	0	0	0	0	12.725
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	13.983	0	0	0	0	13.983
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	205.669	0	0	0	0	205.669
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	48.056	0	0	0	0	48.056
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	45.704	0	0	0	0	45.704
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	27.085	0	0	0	0	27.085
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	8.694	0	0	0	0	8.694
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	7.004	0	0	0	0	7.004
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	6.019	0	0	0	0	6.019
401	06	95	00	Otros aportes legales por personal contratado	66.017	0	0	0	0	66.017
401	07	00	00	Asistencia socio-económica	3.159.029	0	0	0	0	3.159.029
401	07	02	00	Becas a empleados	12.000	0	0	0	0	12.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	60.000	0	0	0	0	60.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	110.277	0	0	0	0	110.277
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	326.400	0	0	0	0	326.400
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	6.000	0	0	0	0	6.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	20.000	0	0	0	0	20.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	52.162	0	0	0	0	52.162

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 128180 360085000 FORTALECIMIENTO DE LA COMUNICACIÓN POPULAR Y LA PRODUCCIÓN NACIONAL INDEPENDIENTE.

OBJETIVO DEL PROYECTO: ACOMPAÑAR LOS PROCESOS INFORMATIVOS Y COMUNICACIONALES DE LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS, ASÍ COMO DE LOS PRODUCTORES NACIONALES INDEPENDIENTES, A TRAVÉS DEL DESARROLLO DE ESPACIOS DE ENCUENTROS PARA LA PRODUCCIÓN Y DIFUSIÓN DE CONTENIDOS DESARROLLADOS A PARTIR DE LOS SIGNIFICADOS Y RELACIONES PRODUCIDAS DESDE EL EJERCICIO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 1.200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 360085001 ENCUENTROS DE SABERES E INTERCAMBIOS DE EXPERIENCIAS.

UNIDAD DE MEDIDA: ENCUENTRO **META:** 126

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	108.800	0	0	0	0	108.800
401	07	75	00	Becas al personal contratado	60.000	0	0	0	0	60.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	260.000	0	0	0	0	260.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	396.102	0	0	0	0	396.102
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	1.414.400	0	0	0	0	1.414.400
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	78.000	0	0	0	0	78.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	229.888	0	0	0	0	229.888
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	2.000	0	0	0	0	2.000
401	07	99	00	Otras subvenciones al personal contratado	23.000	0	0	0	0	23.000
401	08	00	00	Prestaciones sociales e indemnizaciones	786.527	0	0	0	0	786.527
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	150.107	0	0	0	0	150.107
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	562.630	0	0	0	0	562.630
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	73.790	0	0	0	0	73.790
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.745.000**	**0**	**0**	**0**	**0**	**1.745.000**
402	01	00	00	Productos alimenticios y agropecuarios	745.000	0	0	0	0	745.000
402	01	01	00	Alimentos y bebidas para personas	745.000	0	0	0	0	745.000
402	05	00	00	Productos de papel, cartón e impresos	500.000	0	0	0	0	500.000
402	05	03	00	Productos de papel y cartón para oficina	500.000	0	0	0	0	500.000
402	10	00	00	Productos varios y útiles diversos	500.000	0	0	0	0	500.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	500.000	0	0	0	0	500.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.012.400**	**0**	**0**	**0**	**0**	**3.012.400**
403	09	00	00	Viáticos y pasajes	1.750.000	0	0	0	0	1.750.000
403	09	01	00	Viáticos y pasajes dentro del país	1.750.000	0	0	0	0	1.750.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 128180 360085000 FORTALECIMIENTO DE LA COMUNICACIÓN POPULAR Y LA PRODUCCIÓN NACIONAL INDEPENDIENTE.

OBJETIVO DEL PROYECTO: ACOMPAÑAR LOS PROCESOS INFORMATIVOS Y COMUNICACIONALES DE LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS, ASÍ COMO DE LOS PRODUCTORES NACIONALES INDEPENDIENTES, A TRAVÉS DEL DESARROLLO DE ESPACIOS DE ENCUENTROS PARA LA PRODUCCIÓN Y DIFUSIÓN DE CONTENIDOS DESARROLLADOS A PARTIR DE LOS SIGNIFICADOS Y RELACIONES PRODUCIDAS DESDE EL EJERCICIO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 1.200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 360085001 ENCUENTROS DE SABERES E INTERCAMBIOS DE EXPERIENCIAS.

UNIDAD DE MEDIDA: ENCUENTRO **META:** 126

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	750.000	0	0	0	0	750.000
403	10	07	00	Servicios de capacitación y adiestramiento	500.000	0	0	0	0	500.000
403	10	11	00	Servicios para la elaboración y suministro de comida	250.000	0	0	0	0	250.000
403	15	00	00	Servicios fiscales	3.000	0	0	0	0	3.000
403	15	02	00	Tasas y otros derechos obligatorios	3.000	0	0	0	0	3.000
403	18	00	00	Impuestos indirectos	509.400	0	0	0	0	509.400
403	18	01	00	Impuesto al valor agregado	509.400	0	0	0	0	509.400
				Totales	**13.226.300**	**0**	**0**	**0**	**0**	**13.226.300**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 128180 360085000 FORTALECIMIENTO DE LA COMUNICACIÓN POPULAR Y LA PRODUCCIÓN NACIONAL INDEPENDIENTE.

OBJETIVO DEL PROYECTO: ACOMPAÑAR LOS PROCESOS INFORMATIVOS Y COMUNICACIONALES DE LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS, ASÍ COMO DE LOS PRODUCTORES NACIONALES INDEPENDIENTES, A TRAVÉS DEL DESARROLLO DE ESPACIOS DE ENCUENTROS PARA LA PRODUCCIÓN Y DIFUSIÓN DE CONTENIDOS DESARROLLADOS A PARTIR DE LOS SIGNIFICADOS Y RELACIONES PRODUCIDAS DESDE EL EJERCICIO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 1.200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 360085002 REALIZACIÓN DE PRESENTACIONES TEATRALES COMUNICALLE

UNIDAD DE MEDIDA: EXHIBICIÓN **META:** 120

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**8.621.597**	**0**	**0**	**0**	**0**	**8.621.597**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.056.846	0	0	0	0	1.056.846
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	59.375	0	0	0	0	59.375
401	01	18	00	Remuneraciones al personal contratado	997.471	0	0	0	0	997.471
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	997.471	0	0	0	0	997.471
401	03	00	00	Primas	1.803.406	0	0	0	0	1.803.406
401	03	09	00	Primas por antigüedad a empleados	43.920	0	0	0	0	43.920
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	181.981	0	0	0	0	181.981
401	03	40	00	Primas de profesionalización al personal contratado	17.812	0	0	0	0	17.812
401	03	41	00	Primas por antigüedad al personal contratado	106.320	0	0	0	0	106.320
401	03	96	00	Otras primas al personal contratado	1.453.373	0	0	0	0	1.453.373
401	04	00	00	Complementos de sueldos y salarios	740.292	0	0	0	0	740.292
401	04	06	00	Complemento a empleados por comisión de servicios	124.692	0	0	0	0	124.692
401	04	08	00	Bono compensatorio de alimentación a empleados	64.800	0	0	0	0	64.800
401	04	26	00	Bono compensatorio de alimentación al personal contratado	550.800	0	0	0	0	550.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	589.139	0	0	0	0	589.139
401	05	03	00	Bono vacacional a empleados	86.894	0	0	0	0	86.894
401	05	08	00	Bono vacacional al personal contratado	502.245	0	0	0	0	502.245
401	06	00	00	Aportes patronales y legales	481.614	0	0	0	0	481.614
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	27.014	0	0	0	0	27.014
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	8.672	0	0	0	0	8.672
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	6.004	0	0	0	0	6.004
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	6.986	0	0	0	0	6.986
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	240.662	0	0	0	0	240.662

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 128180 360085000 FORTALECIMIENTO DE LA COMUNICACIÓN POPULAR Y LA PRODUCCIÓN NACIONAL INDEPENDIENTE.

OBJETIVO DEL PROYECTO: ACOMPAÑAR LOS PROCESOS INFORMATIVOS Y COMUNICACIONALES DE LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS, ASÍ COMO DE LOS PRODUCTORES NACIONALES INDEPENDIENTES, A TRAVÉS DEL DESARROLLO DE ESPACIOS DE ENCUENTROS PARA LA PRODUCCIÓN Y DIFUSIÓN DE CONTENIDOS DESARROLLADOS A PARTIR DE LOS SIGNIFICADOS Y RELACIONES PRODUCIDAS DESDE EL EJERCICIO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 1.200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 360085002 REALIZACIÓN DE PRESENTACIONES TEATRALES COMUNICALLE

UNIDAD DE MEDIDA: EXHIBICIÓN **META:** 120

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	61.545	0	0	0	0	61.545
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	53.481	0	0	0	0	53.481
401	06	95	00	Otros aportes legales por personal contratado	77.250	0	0	0	0	77.250
401	07	00	00	Asistencia socio-económica	3.230.717	0	0	0	0	3.230.717
401	07	02	00	Becas a empleados	24.000	0	0	0	0	24.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	40.000	0	0	0	0	40.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	75.077	0	0	0	0	75.077
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	217.600	0	0	0	0	217.600
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	12.000	0	0	0	0	12.000
401	07	75	00	Becas al personal contratado	36.000	0	0	0	0	36.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	344.000	0	0	0	0	344.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	463.496	0	0	0	0	463.496
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	1.849.600	0	0	0	0	1.849.600
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	42.000	0	0	0	0	42.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	114.944	0	0	0	0	114.944
401	07	96	00	Otras subvenciones a empleados	1.000	0	0	0	0	1.000
401	07	99	00	Otras subvenciones al personal contratado	11.000	0	0	0	0	11.000
401	08	00	00	Prestaciones sociales e indemnizaciones	719.583	0	0	0	0	719.583
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	99.895	0	0	0	0	99.895
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	619.688	0	0	0	0	619.688
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.000.000**	**0**	**0**	**0**	**0**	**4.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	1.000.000	0	0	0	0	1.000.000
402	01	01	00	Alimentos y bebidas para personas	1.000.000	0	0	0	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 128180 360085000 FORTALECIMIENTO DE LA COMUNICACIÓN POPULAR Y LA PRODUCCIÓN NACIONAL INDEPENDIENTE.

OBJETIVO DEL PROYECTO: ACOMPAÑAR LOS PROCESOS INFORMATIVOS Y COMUNICACIONALES DE LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS, ASÍ COMO DE LOS PRODUCTORES NACIONALES INDEPENDIENTES, A TRAVÉS DEL DESARROLLO DE ESPACIOS DE ENCUENTROS PARA LA PRODUCCIÓN Y DIFUSIÓN DE CONTENIDOS DESARROLLADOS A PARTIR DE LOS SIGNIFICADOS Y RELACIONES PRODUCIDAS DESDE EL EJERCICIO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 1.200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 360085002 REALIZACIÓN DE PRESENTACIONES TEATRALES COMUNICALLE

UNIDAD DE MEDIDA: EXHIBICIÓN **META:** 120

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	00	00	Textiles y vestuarios	1.200.000	0	0	0	0	1.200.000
402	03	01	00	Textiles	800.000	0	0	0	0	800.000
402	03	02	00	Prendas de vestir	400.000	0	0	0	0	400.000
402	06	00	00	Productos químicos y derivados	1.500.000	0	0	0	0	1.500.000
402	06	03	00	Tintas, pinturas y colorantes	1.000.000	0	0	0	0	1.000.000
402	06	05	00	Productos de tocador	500.000	0	0	0	0	500.000
402	08	00	00	Productos metálicos	300.000	0	0	0	0	300.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	300.000	0	0	0	0	300.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.242.600**	0	0	0	0	**3.242.600**
403	09	00	00	Viáticos y pasajes	2.463.929	0	0	0	0	2.463.929
403	09	01	00	Viáticos y pasajes dentro del país	2.463.929	0	0	0	0	2.463.929
403	15	00	00	Servicios fiscales	3.000	0	0	0	0	3.000
403	15	02	00	Tasas y otros derechos obligatorios	3.000	0	0	0	0	3.000
403	18	00	00	Impuestos indirectos	775.671	0	0	0	0	775.671
403	18	01	00	Impuesto al valor agregado	775.671	0	0	0	0	775.671
				Totales	**15.864.197**	**0**	**0**	**0**	**0**	**15.864.197**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 128180 360085000 FORTALECIMIENTO DE LA COMUNICACIÓN POPULAR Y LA PRODUCCIÓN NACIONAL INDEPENDIENTE.

OBJETIVO DEL PROYECTO: ACOMPAÑAR LOS PROCESOS INFORMATIVOS Y COMUNICACIONALES DE LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS, ASÍ COMO DE LOS PRODUCTORES NACIONALES INDEPENDIENTES, A TRAVÉS DEL DESARROLLO DE ESPACIOS DE ENCUENTROS PARA LA PRODUCCIÓN Y DIFUSIÓN DE CONTENIDOS DESARROLLADOS A PARTIR DE LOS SIGNIFICADOS Y RELACIONES PRODUCIDAS DESDE EL EJERCICIO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 1.200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 360085003 DESARROLLO DE ACTIVIDADES DE FORMACIÓN INTEGRAL PARA PNI

UNIDAD DE MEDIDA: CURSO **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**14.543.047**	**0**	**0**	**0**	**0**	**14.543.047**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.818.220	0	0	0	0	1.818.220
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	407.641	0	0	0	0	407.641
401	01	18	00	Remuneraciones al personal contratado	1.410.579	0	0	0	0	1.410.579
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.410.579	0	0	0	0	1.410.579
401	03	00	00	Primas	3.287.524	0	0	0	0	3.287.524
401	03	08	00	Primas de profesionalización a empleados	28.500	0	0	0	0	28.500
401	03	09	00	Primas por antigüedad a empleados	101.760	0	0	0	0	101.760
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	707.083	0	0	0	0	707.083
401	03	40	00	Primas de profesionalización al personal contratado	49.874	0	0	0	0	49.874
401	03	41	00	Primas por antiguedad al personal contratado	262.080	0	0	0	0	262.080
401	03	96	00	Otras primas al personal contratado	1.956.867	0	0	0	0	1.956.867
401	03	97	00	Otras primas a empleados	181.360	0	0	0	0	181.360
401	04	00	00	Complementos de sueldos y salarios	939.600	0	0	0	0	939.600
401	04	08	00	Bono compensatorio de alimentación a empleados	162.000	0	0	0	0	162.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	745.200	0	0	0	0	745.200
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	32.400	0	0	0	0	32.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	999.223	0	0	0	0	999.223
401	05	03	00	Bono vacacional a empleados	297.155	0	0	0	0	297.155
401	05	08	00	Bono vacacional al personal contratado	702.068	0	0	0	0	702.068
401	06	00	00	Aportes patronales y legales	858.508	0	0	0	0	858.508
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	133.308	0	0	0	0	133.308
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	42.791	0	0	0	0	42.791
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	29.624	0	0	0	0	29.624

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 128180 360085000 FORTALECIMIENTO DE LA COMUNICACIÓN POPULAR Y LA PRODUCCIÓN NACIONAL INDEPENDIENTE.

OBJETIVO DEL PROYECTO: ACOMPAÑAR LOS PROCESOS INFORMATIVOS Y COMUNICACIONALES DE LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS, ASÍ COMO DE LOS PRODUCTORES NACIONALES INDEPENDIENTES, A TRAVÉS DEL DESARROLLO DE ESPACIOS DE ENCUENTROS PARA LA PRODUCCIÓN Y DIFUSIÓN DE CONTENIDOS DESARROLLADOS A PARTIR DE LOS SIGNIFICADOS Y RELACIONES PRODUCIDAS DESDE EL EJERCICIO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 1.200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 360085003 DESARROLLO DE ACTIVIDADES DE FORMACIÓN INTEGRAL PARA PNI

UNIDAD DE MEDIDA: CURSO **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	34.471	0	0	0	0	34.471
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	343.883	0	0	0	0	343.883
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	87.630	0	0	0	0	87.630
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	76.419	0	0	0	0	76.419
401	06	95	00	Otros aportes legales por personal contratado	110.382	0	0	0	0	110.382
401	07	00	00	Asistencia socio-económica	5.299.594	0	0	0	0	5.299.594
401	07	02	00	Becas a empleados	36.000	0	0	0	0	36.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	100.000	0	0	0	0	100.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	256.742	0	0	0	0	256.742
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	544.000	0	0	0	0	544.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	18.000	0	0	0	0	18.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	20.000	0	0	0	0	20.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	108.800	0	0	0	0	108.800
401	07	75	00	Becas al personal contratado	144.000	0	0	0	0	144.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	460.000	0	0	0	0	460.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	662.292	0	0	0	0	662.292
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	2.502.400	0	0	0	0	2.502.400
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	126.000	0	0	0	0	126.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	287.360	0	0	0	0	287.360
401	07	96	00	Otras subvenciones a empleados	2.000	0	0	0	0	2.000
401	07	99	00	Otras subvenciones al personal contratado	32.000	0	0	0	0	32.000
401	08	00	00	Prestaciones sociales e indemnizaciones	1.340.378	0	0	0	0	1.340.378

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 128180 360085000 FORTALECIMIENTO DE LA COMUNICACIÓN POPULAR Y LA PRODUCCIÓN NACIONAL INDEPENDIENTE.

OBJETIVO DEL PROYECTO: ACOMPAÑAR LOS PROCESOS INFORMATIVOS Y COMUNICACIONALES DE LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS, ASÍ COMO DE LOS PRODUCTORES NACIONALES INDEPENDIENTES, A TRAVÉS DEL DESARROLLO DE ESPACIOS DE ENCUENTROS PARA LA PRODUCCIÓN Y DIFUSIÓN DE CONTENIDOS DESARROLLADOS A PARTIR DE LOS SIGNIFICADOS Y RELACIONES PRODUCIDAS DESDE EL EJERCICIO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 1.200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 360085003 DESARROLLO DE ACTIVIDADES DE FORMACIÓN INTEGRAL PARA PNI

UNIDAD DE MEDIDA: CURSO **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	389.708	0	0	0	0	389.708
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	950.670	0	0	0	0	950.670
403	**00**	**00**	**00**	**Servicios no personales**	**1.904.000**	**0**	**0**	**0**	**0**	**1.904.000**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.700.000	0	0	0	0	1.700.000
403	10	99	00	Otros servicios profesionales y técnicos	1.700.000	0	0	0	0	1.700.000
403	18	00	00	Impuestos indirectos	204.000	0	0	0	0	204.000
403	18	01	00	Impuesto al valor agregado	204.000	0	0	0	0	204.000
				Totales	**16.447.047**	**0**	**0**	**0**	**0**	**16.447.047**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 128180 360085000 FORTALECIMIENTO DE LA COMUNICACIÓN POPULAR Y LA PRODUCCIÓN NACIONAL INDEPENDIENTE.

OBJETIVO DEL PROYECTO: ACOMPAÑAR LOS PROCESOS INFORMATIVOS Y COMUNICACIONALES DE LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS, ASÍ COMO DE LOS PRODUCTORES NACIONALES INDEPENDIENTES, A TRAVÉS DEL DESARROLLO DE ESPACIOS DE ENCUENTROS PARA LA PRODUCCIÓN Y DIFUSIÓN DE CONTENIDOS DESARROLLADOS A PARTIR DE LOS SIGNIFICADOS Y RELACIONES PRODUCIDAS DESDE EL EJERCICIO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 1.200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 360085004 REALIZACIÓN DE JORNADAS DE ACOMPAÑAMIENTO Y FOMENTO A LOS PNI

UNIDAD DE MEDIDA: JORNADA **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.096.001**	**0**	**0**	0	0	1.096.001
403	06	00	00	Servicios de transporte y almacenaje	350.000	0	0	0	0	350.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	350.000	0	0	0	0	350.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	150.000	0	0	0	0	150.000
403	07	02	00	Imprenta y reproducción	150.000	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	478.572	0	0	0	0	478.572
403	09	01	00	Viáticos y pasajes dentro del país	478.572	0	0	0	0	478.572
403	18	00	00	Impuestos indirectos	117.429	0	0	0	0	117.429
403	18	01	00	Impuesto al valor agregado	117.429	0	0	0	0	117.429
				Totales	**1.096.001**	**0**	**0**	**0**	0	**1.096.001**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 128134 360086000 PRODUCCIÓN Y DIFUSIÓN DE CONTENIDOS COMUNICACIONALES INFORMATIVOS Y DE INTERÉS SOCIAL.

OBJETIVO DEL PROYECTO: DIFUNDIR EN FORMATOS DIGITALES E IMPRESOS, INFORMACIÓN OPORTUNA Y VERAZ, ASÍ COMO CONTENIDOS POLÍTICOS, ECONÓMICOS, HISTÓRICOS Y SOCIALES, EN TORNO A LA GESTIÓN DEL ESTADO Y OTROS TEMAS DE INTERÉS SOCIAL.

UNIDAD DE MEDIDA: CONTENIDO **META:** 40.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA MEDIOS IMPRESOS **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**45.010.044**	**0**	**0**	**0**	**0**	**45.010.044**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.618.986	0	0	0	0	5.618.986
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	653.108	0	0	0	0	653.108
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	210.538	0	0	0	0	210.538
401	01	18	00	Remuneraciones al personal contratado	4.755.340	0	0	0	0	4.755.340
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	4.755.340	0	0	0	0	4.755.340
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	631	0	0	0	0	631
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	631	0	0	0	0	631
401	03	00	00	Primas	9.873.660	0	0	0	0	9.873.660
401	03	08	00	Primas de profesionalización a empleados	42.749	0	0	0	0	42.749
401	03	09	00	Primas por antigüedad a empleados	117.120	0	0	0	0	117.120
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.308.530	0	0	0	0	1.308.530
401	03	21	00	Primas por antigüedad a obreros	52.080	0	0	0	0	52.080
401	03	22	00	Primas de profesionalización a obreros	7.565	0	0	0	0	7.565
401	03	40	00	Primas de profesionalización al personal contratado	170.996	0	0	0	0	170.996
401	03	41	00	Primas por antigüedad al personal contratado	924.240	0	0	0	0	924.240
401	03	96	00	Otras primas al personal contratado	6.777.249	0	0	0	0	6.777.249
401	03	97	00	Otras primas a empleados	362.719	0	0	0	0	362.719
401	03	98	00	Otras primas a obreros	110.412	0	0	0	0	110.412
401	04	00	00	Complementos de sueldos y salarios	3.679.017	0	0	0	0	3.679.017
401	04	06	00	Complemento a empleados por comisión de servicios	178.847	0	0	0	0	178.847
401	04	08	00	Bono compensatorio de alimentación a empleados	259.200	0	0	0	0	259.200
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	10.406	0	0	0	0	10.406
401	04	20	00	Complemento a obreros por días feriados	6.504	0	0	0	0	6.504
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	486.080	0	0	0	0	486.080
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.397.300	0	0	0	0	2.397.300
401	04	28	00	Complemento al personal contratado por días feriados	166.080	0	0	0	0	166.080
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	129.600	0	0	0	0	129.600
401	04	97	00	Otros complementos a obreros	45.000	0	0	0	0	45.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 128134 360086000 PRODUCCIÓN Y DIFUSIÓN DE CONTENIDOS COMUNICACIONALES INFORMATIVOS Y DE INTERÉS SOCIAL.

OBJETIVO DEL PROYECTO: DIFUNDIR EN FORMATOS DIGITALES E IMPRESOS, INFORMACIÓN OPORTUNA Y VERAZ, ASÍ COMO CONTENIDOS POLÍTICOS, ECONÓMICOS, HISTÓRICOS Y SOCIALES, EN TORNO A LA GESTIÓN DEL ESTADO Y OTROS TEMAS DE INTERÉS SOCIAL.

UNIDAD DE MEDIDA: CONTENIDO **META:** 40.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA MEDIOS IMPRESOS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.443.983	0	0	0	0	2.443.983
401	05	03	00	Bono vacacional a empleados	378.604	0	0	0	0	378.604
401	05	06	00	Bono vacacional a obreros	30.192	0	0	0	0	30.192
401	05	08	00	Bono vacacional al personal contratado	2.035.187	0	0	0	0	2.035.187
401	06	00	00	Aportes patronales y legales	2.696.639	0	0	0	0	2.696.639
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	231.642	0	0	0	0	231.642
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	74.354	0	0	0	0	74.354
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	51.476	0	0	0	0	51.476
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	57.143	0	0	0	0	57.143
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	37.097	0	0	0	0	37.097
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	11.908	0	0	0	0	11.908
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	8.244	0	0	0	0	8.244
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	8.543	0	0	0	0	8.543
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.238.063	0	0	0	0	1.238.063
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	305.640	0	0	0	0	305.640
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	275.126	0	0	0	0	275.126
401	06	95	00	Otros aportes legales por personal contratado	397.403	0	0	0	0	397.403
401	07	00	00	Asistencia socio-económica	16.447.963	0	0	0	0	16.447.963
401	07	02	00	Becas a empleados	72.000	0	0	0	0	72.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	160.000	0	0	0	0	160.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	446.124	0	0	0	0	446.124
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	870.400	0	0	0	0	870.400
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	48.000	0	0	0	0	48.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	57.472	0	0	0	0	57.472
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	71.445	0	0	0	0	71.445
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	80.000	0	0	0	0	80.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	435.200	0	0	0	0	435.200
401	07	75	00	Becas al personal contratado	564.000	0	0	0	0	564.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

36 - 36

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 128134 360086000 PRODUCCIÓN Y DIFUSIÓN DE CONTENIDOS COMUNICACIONALES INFORMATIVOS Y DE INTERÉS SOCIAL.

OBJETIVO DEL PROYECTO: DIFUNDIR EN FORMATOS DIGITALES E IMPRESOS, INFORMACIÓN OPORTUNA Y VERAZ, ASÍ COMO CONTENIDOS POLÍTICOS, ECONÓMICOS, HISTÓRICOS Y SOCIALES, EN TORNO A LA GESTION DEL ESTADO Y OTROS TEMAS DE INTERÉS SOCIAL.

UNIDAD DE MEDIDA: CONTENIDO **META:** 40.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA MEDIOS IMPRESOS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	1.480.000	0	0	0	0	1.480.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	2.384.418	0	0	0	0	2.384.418
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	8.051.200	0	0	0	0	8.051.200
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	486.000	0	0	0	0	486.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.120.704	0	0	0	0	1.120.704
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	5.000	0	0	0	0	5.000
401	07	96	00	Otras subvenciones a empleados	1.000	0	0	0	0	1.000
401	07	99	00	Otras subvenciones al personal contratado	115.000	0	0	0	0	115.000
401	08	00	00	Prestaciones sociales e indemnizaciones	4.249.165	0	0	0	0	4.249.165
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	646.192	0	0	0	0	646.192
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	116.420	0	0	0	0	116.420
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.486.553	0	0	0	0	3.486.553
403	**00**	**00**	**00**	**Servicios no personales**	**67.221.033**	0	0	0	0	**67.221.033**
403	03	00	00	Derechos sobre bienes intangibles	800.000	0	0	0	0	800.000
403	03	02	00	Derechos de autor	800.000	0	0	0	0	800.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	58.640.208	0	0	0	0	58.640.208
403	07	02	00	Imprenta y reproducción	58.640.208	0	0	0	0	58.640.208
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	150.000	0	0	0	0	150.000
403	10	07	00	Servicios de capacitación y adiestramiento	150.000	0	0	0	0	150.000
403	18	00	00	Impuestos indirectos	7.630.825	0	0	0	0	7.630.825
403	18	01	00	Impuesto al valor agregado	7.630.825	0	0	0	0	7.630.825
404	**00**	**00**	**00**	**Activos reales**	**4.000.000**	0	0	0	0	**4.000.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	4.000.000	0	0	0	0	4.000.000
404	05	01	00	Equipos de telecomunicaciones	4.000.000	0	0	0	0	4.000.000
				Totales	**116.231.077**	0	0	0	0	**116.231.077**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 128134 360086000 PRODUCCIÓN Y DIFUSIÓN DE CONTENIDOS COMUNICACIONALES INFORMATIVOS Y DE INTERÉS SOCIAL.

OBJETIVO DEL PROYECTO: DIFUNDIR EN FORMATOS DIGITALES E IMPRESOS, INFORMACIÓN OPORTUNA Y VERAZ, ASÍ COMO CONTENIDOS POLÍTICOS, ECONÓMICOS, HISTÓRICOS Y SOCIALES, EN TORNO A LA GESTIÓN DEL ESTADO Y OTROS TEMAS DE INTERÉS SOCIAL.

UNIDAD DE MEDIDA: CONTENIDO **META:** 40.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA MEDIOS IMPRESOS **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 128134 360086000 PRODUCCIÓN Y DIFUSIÓN DE CONTENIDOS COMUNICACIONALES INFORMATIVOS Y DE INTERÉS SOCIAL.

OBJETIVO DEL PROYECTO: DIFUNDIR EN FORMATOS DIGITALES E IMPRESOS, INFORMACIÓN OPORTUNA Y VERAZ, ASÍ COMO CONTENIDOS POLÍTICOS, ECONÓMICOS, HISTÓRICOS Y SOCIALES, EN TORNO A LA GESTIÓN DEL ESTADO Y OTROS TEMAS DE INTERÉS SOCIAL.

UNIDAD DE MEDIDA: CONTENIDO **META:** 40.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA MEDIOS IMPRESOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 360086001 PUBLICACIÓN DE CONTENIDOS INFORMATIVOS EN MEDIOS DIGITALES.

UNIDAD DE MEDIDA: NOTA INFORMATIVA **META:** 40.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA MEDIOS IMPRESOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**45.010.044**	**0**	**0**	**0**	**0**	**45.010.044**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.618.986	0	0	0	0	5.618.986
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	653.108	0	0	0	0	653.108
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	210.538	0	0	0	0	210.538
401	01	18	00	Remuneraciones al personal contratado	4.755.340	0	0	0	0	4.755.340
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	4.755.340	0	0	0	0	4.755.340
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	631	0	0	0	0	631
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	631	0	0	0	0	631
401	03	00	00	Primas	9.873.660	0	0	0	0	9.873.660
401	03	08	00	Primas de profesionalización a empleados	42.749	0	0	0	0	42.749
401	03	09	00	Primas por antigüedad a empleados	117.120	0	0	0	0	117.120
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.308.530	0	0	0	0	1.308.530
401	03	21	00	Primas por antigüedad a obreros	52.080	0	0	0	0	52.080
401	03	22	00	Primas de profesionalización a obreros	7.565	0	0	0	0	7.565
401	03	40	00	Primas de profesionalización al personal contratado	170.996	0	0	0	0	170.996
401	03	41	00	Primas por antigüedad al personal contratado	924.240	0	0	0	0	924.240
401	03	96	00	Otras primas al personal contratado	6.777.249	0	0	0	0	6.777.249
401	03	97	00	Otras primas a empleados	362.719	0	0	0	0	362.719
401	03	98	00	Otras primas a obreros	110.412	0	0	0	0	110.412
401	04	00	00	Complementos de sueldos y salarios	3.679.017	0	0	0	0	3.679.017
401	04	06	00	Complemento a empleados por comisión de servicios	178.847	0	0	0	0	178.847
401	04	08	00	Bono compensatorio de alimentación a empleados	259.200	0	0	0	0	259.200
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	10.406	0	0	0	0	10.406
401	04	20	00	Complemento a obreros por días feriados	6.504	0	0	0	0	6.504
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	486.080	0	0	0	0	486.080

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 128134 360086000 PRODUCCIÓN Y DIFUSIÓN DE CONTENIDOS COMUNICACIONALES INFORMATIVOS Y DE INTERÉS SOCIAL.

OBJETIVO DEL PROYECTO: DIFUNDIR EN FORMATOS DIGITALES E IMPRESOS, INFORMACIÓN OPORTUNA Y VERAZ, ASÍ COMO CONTENIDOS POLÍTICOS, ECONÓMICOS, HISTÓRICOS Y SOCIALES, EN TORNO A LA GESTIÓN DEL ESTADO Y OTROS TEMAS DE INTERÉS SOCIAL.

UNIDAD DE MEDIDA: CONTENIDO **META:** 40.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA MEDIOS IMPRESOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 360086001 PUBLICACIÓN DE CONTENIDOS INFORMATIVOS EN MEDIOS DIGITALES.

UNIDAD DE MEDIDA: NOTA INFORMATIVA **META:** 40.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA MEDIOS IMPRESOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.397.300	0	0	0	0	2.397.300
401	04	28	00	Complemento al personal contratado por días feriados	166.080	0	0	0	0	166.080
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	129.600	0	0	0	0	129.600
401	04	97	00	Otros complementos a obreros	45.000	0	0	0	0	45.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.443.983	0	0	0	0	2.443.983
401	05	03	00	Bono vacacional a empleados	378.604	0	0	0	0	378.604
401	05	06	00	Bono vacacional a obreros	30.192	0	0	0	0	30.192
401	05	08	00	Bono vacacional al personal contratado	2.035.187	0	0	0	0	2.035.187
401	06	00	00	Aportes patronales y legales	2.696.639	0	0	0	0	2.696.639
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	231.642	0	0	0	0	231.642
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	74.354	0	0	0	0	74.354
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	51.476	0	0	0	0	51.476
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	57.143	0	0	0	0	57.143
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	37.097	0	0	0	0	37.097
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	11.908	0	0	0	0	11.908
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	8.244	0	0	0	0	8.244
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	8.543	0	0	0	0	8.543
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.238.063	0	0	0	0	1.238.063
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	305.640	0	0	0	0	305.640
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	275.126	0	0	0	0	275.126
401	06	95	00	Otros aportes legales por personal contratado	397.403	0	0	0	0	397.403
401	07	00	00	Asistencia socio-económica	16.447.963	0	0	0	0	16.447.963
401	07	02	00	Becas a empleados	72.000	0	0	0	0	72.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	160.000	0	0	0	0	160.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 128134 360086000 PRODUCCIÓN Y DIFUSIÓN DE CONTENIDOS COMUNICACIONALES INFORMATIVOS Y DE INTERÉS SOCIAL.

OBJETIVO DEL PROYECTO: DIFUNDIR EN FORMATOS DIGITALES E IMPRESOS, INFORMACIÓN OPORTUNA Y VERAZ, ASÍ COMO CONTENIDOS POLÍTICOS, ECONÓMICOS, HISTÓRICOS Y SOCIALES, EN TORNO A LA GESTIÓN DEL ESTADO Y OTROS TEMAS DE INTERÉS SOCIAL.

UNIDAD DE MEDIDA: CONTENIDO **META:** 40.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA MEDIOS IMPRESOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 360086001 PUBLICACIÓN DE CONTENIDOS INFORMATIVOS EN MEDIOS DIGITALES.

UNIDAD DE MEDIDA: NOTA INFORMATIVA **META:** 40.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA MEDIOS IMPRESOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	446.124	0	0	0	0	446.124
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	870.400	0	0	0	0	870.400
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	48.000	0	0	0	0	48.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	57.472	0	0	0	0	57.472
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	71.445	0	0	0	0	71.445
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	80.000	0	0	0	0	80.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	435.200	0	0	0	0	435.200
401	07	75	00	Becas al personal contratado	564.000	0	0	0	0	564.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	1.480.000	0	0	0	0	1.480.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	2.384.418	0	0	0	0	2.384.418
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	8.051.200	0	0	0	0	8.051.200
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	486.000	0	0	0	0	486.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.120.704	0	0	0	0	1.120.704
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	5.000	0	0	0	0	5.000
401	07	96	00	Otras subvenciones a empleados	1.000	0	0	0	0	1.000
401	07	99	00	Otras subvenciones al personal contratado	115.000	0	0	0	0	115.000
401	08	00	00	Prestaciones sociales e indemnizaciones	4.249.165	0	0	0	0	4.249.165
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	646.192	0	0	0	0	646.192
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	116.420	0	0	0	0	116.420
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.486.553	0	0	0	0	3.486.553
				Totales	**45.010.044**	**0**	**0**	**0**	**0**	**45.010.044**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 128134 360086000 PRODUCCIÓN Y DIFUSIÓN DE CONTENIDOS COMUNICACIONALES INFORMATIVOS Y DE INTERÉS SOCIAL.

OBJETIVO DEL PROYECTO: DIFUNDIR EN FORMATOS DIGITALES E IMPRESOS, INFORMACIÓN OPORTUNA Y VERAZ, ASÍ COMO CONTENIDOS POLÍTICOS, ECONÓMICOS, HISTÓRICOS Y SOCIALES, EN TORNO A LA GESTIÓN DEL ESTADO Y OTROS TEMAS DE INTERÉS SOCIAL.

UNIDAD DE MEDIDA: CONTENIDO **META:** 40.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA MEDIOS IMPRESOS **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 360086002 EDICIÓN Y PUBLICACIÓN DE CONTENIDOS COMUNICACIONALES IMPRESOS.

UNIDAD DE MEDIDA: TÍTULO **META:** 100

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO PARA MEDIOS IMPRESOS

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**67.221.033**	**0**	**0**	**0**	**0**	**67.221.033**
403	03	00	00	Derechos sobre bienes intangibles	800.000	0	0	0	0	800.000
403	03	02	00	Derechos de autor	800.000	0	0	0	0	800.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	58.640.208	0	0	0	0	58.640.208
403	07	02	00	Imprenta y reproducción	58.640.208	0	0	0	0	58.640.208
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	150.000	0	0	0	0	150.000
403	10	07	00	Servicios de capacitación y adiestramiento	150.000	0	0	0	0	150.000
403	18	00	00	Impuestos indirectos	7.630.825	0	0	0	0	7.630.825
403	18	01	00	Impuesto al valor agregado	7.630.825	0	0	0	0	7.630.825
404	**00**	**00**	**00**	**Activos reales**	**4.000.000**	**0**	**0**	0	**0**	**4.000.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	4.000.000	0	0	0	0	4.000.000
404	05	01	00	Equipos de telecomunicaciones	4.000.000	0	0	0	0	4.000.000
				Totales	**71.221.033**	**0**	**0**	**0**	**0**	**71.221.033**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.802.737.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.802.737.076**	**0**	**0**	**0**	**0**	**1.802.737.076**
407	01	00	00	Transferencias y donaciones corrientes internas	1.802.737.076	0	0	0	0	1.802.737.076
407	01	03	00	Transferencias corrientes internas al sector público	1.802.737.076	0	0	0	0	1.802.737.076
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	560.786.143	0	0	0	0	560.786.143
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.241.950.933	0	0	0	0	1.241.950.933
				Totales	**1.802.737.076**	**0**	**0**	**0**	**0**	**1.802.737.076**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.802.737.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.802.737.076**	0	0	0	0	1.802.737.076
407	01	00	00	Transferencias y donaciones corrientes internas	1.802.737.076	0	0	0	0	1.802.737.076
407	01	03	00	Transferencias corrientes internas al sector público	1.802.737.076	0	0	0	0	1.802.737.076
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	560.786.143	0	0	0	0	560.786.143
				- A0079 Servicio Autónomo Imprenta Nacional y Gaceta Oficial	103.556.929	0	0	0	0	103.556.929
				- A0451 Fundación Villa del Cine	94.954.694	0	0	0	0	94.954.694
				- A0454 Fundación Distribuidora Nacional de Cine, Amazonia Films	6.958.677	0	0	0	0	6.958.677
				- A0468 Fundación Televisora Venezolana Social (TEVES)	164.611.501	0	0	0	0	164.611.501
				- A0474 Fundación Premio Nacional de Periodismo	5.668.994	0	0	0	0	5.668.994
				- A0490 Fundación Ávila TV	111.946.182	0	0	0	0	111.946.182
				- A1601 Fundación El Correo del Orinoco	73.089.166	0	0	0	0	73.089.166
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.241.950.933	0	0	0	0	1.241.950.933
				- A0552 La Nueva Televisión del Sur Venezuela, C.A. "Telesur Venezuela"	24.087.278	0	0	0	0	24.087.278
				- A0564 Agencia Venezolana de Publicidad AVP, S.A.	20.844.050	0	0	0	0	20.844.050
				- A0580 Complejo Editorial Batalla de Carabobo, S.A.	15.360.864	0	0	0	0	15.360.864
				- A0608 C.A. Venezolana de Televisión (VTV)	220.075.388	0	0	0	0	220.075.388
				- A1207 Corporación Venezolana de Telecomunicaciones, S.A. (COVETEL)	357.521.717	0	0	0	0	357.521.717
				- A1214 La Nueva Television del Sur, C.A. (T.V. SUR)	47.861.635	0	0	0	0	47.861.635
				- A1528 Radio Mundial, C.A.	118.061.618	0	0	0	0	118.061.618
				- A1529 Radio Zulia, C.A.	27.664.143	0	0	0	0	27.664.143
				- A1530 Radio Margarita, C.A.	32.693.986	0	0	0	0	32.693.986
				- A1531 Radiodifusora Los Andes, C.A.	30.179.065	0	0	0	0	30.179.065
				- A1539 Radio Nacional de Venezuela, C.A.	223.916.981	0	0	0	0	223.916.981
				- A1540 Agencia Venezolana de Noticias, C.A.	99.859.730	0	0	0	0	99.859.730
				- A1546 La Radio del Sur, C.A.	23.824.478	0	0	0	0	23.824.478
				Totales	**1.802.737.076**	0	0	0	0	1.802.737.076

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

36 - 44

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.802.737.076

RESPONSABLE/EJECUTOR. OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.802.737.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 369999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO AUTÓNOMO IMPRENTA NACIONAL Y GACETA OFICIAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 103.556.929

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**103.556.929**	**0**	**0**	**0**	**0**	**103.556.929**
407	01	00	00	Transferencias y donaciones corrientes internas	103.556.929	0	0	0	0	103.556.929
407	01	03	00	Transferencias corrientes internas al sector público	103.556.929	0	0	0	0	103.556.929
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	103.556.929	0	0	0	0	103.556.929
				Totales	**103.556.929**	**0**	**0**	**0**	**0**	**103.556.929**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.802.737.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 369999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN ÁVILA TV

UNIDAD DE MEDIDA: BOLÍVAR **META:** 111.946.182

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**111.946.182**	**0**	**0**	**0**	**0**	**111.946.182**
407	01	00	00	Transferencias y donaciones corrientes internas	111.946.182	0	0	0	0	111.946.182
407	01	03	00	Transferencias corrientes internas al sector público	111.946.182	0	0	0	0	111.946.182
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	111.946.182	0	0	0	0	111.946.182
				Totales	**111.946.182**	**0**	**0**	**0**	**0**	**111.946.182**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.802.737.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 369999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PREMIO NACIONAL DE PERIODISMO

UNIDAD DE MEDIDA: BOLÍVAR

META: 5.668.994

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.668.994**	**0**	**0**	**0**	**0**	**5.668.994**
407	01	00	00	Transferencias y donaciones corrientes internas	5.668.994	0	0	0	0	5.668.994
407	01	03	00	Transferencias corrientes internas al sector público	5.668.994	0	0	0	0	5.668.994
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.668.994	0	0	0	0	5.668.994
				Totales	**5.668.994**	**0**	**0**	**0**	**0**	**5.668.994**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.802.737.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 369999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN TELEVISORA VENEZOLANA SOCIAL (TEVES)

UNIDAD DE MEDIDA: BOLÍVAR

META: 164.611.501

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**164.611.501**	**0**	**0**	**0**	**0**	**164.611.501**
407	01	00	00	Transferencias y donaciones corrientes internas	164.611.501	0	0	0	0	164.611.501
407	01	03	00	Transferencias corrientes internas al sector público	164.611.501	0	0	0	0	164.611.501
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	164.611.501	0	0	0	0	164.611.501
				Totales	**164.611.501**	**0**	**0**	**0**	**0**	**164.611.501**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.802.737.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 369999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN VILLA DEL CINE

UNIDAD DE MEDIDA: BOLÍVAR **META:** 94.954.694

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**94.954.694**	**0**	**0**	0	0	**94.954.694**
407	01	00	00	Transferencias y donaciones corrientes internas	94.954.694	0	0	0	0	94.954.694
407	01	03	00	Transferencias corrientes internas al sector público	94.954.694	0	0	0	0	94.954.694
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	94.954.694	0	0	0	0	94.954.694
				Totales	**94.954.694**	**0**	**0**	0	0	**94.954.694**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.802.737.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 369999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN EL CORREO DEL ORINOCO

UNIDAD DE MEDIDA: BOLÍVAR

META: 73.089.166

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACION	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**73.089.166**	**0**	**0**	**0**	**0**	**73.089.166**
407	01	00	00	Transferencias y donaciones corrientes internas	73.089.166	0	0	0	0	73.089.166
407	01	03	00	Transferencias corrientes internas al sector público	73.089.166	0	0	0	0	73.089.166
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	73.089.166	0	0	0	0	73.089.166
				Totales	**73.089.166**	**0**	**0**	**0**	**0**	**73.089.166**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.802.737.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 369999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN DISTRIBUIDORA NACIONAL DE CINE, AMAZONIA FILMS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 6.958.677

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.958.677**	**0**	**0**	**0**	**0**	**6.958.677**
407	01	00	00	Transferencias y donaciones corrientes internas	6.958.677	0	0	0	0	6.958.677
407	01	03	00	Transferencias corrientes internas al sector público	6.958.677	0	0	0	0	6.958.677
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.958.677	0	0	0	0	6.958.677
				Totales	**6.958.677**	**0**	**0**	**0**	**0**	**6.958.677**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.802.737.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 369999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE AGENCIA VENEZOLANA DE NOTICIAS, C.A.

UNIDAD DE MEDIDA: BOLÍVAR

META: 99.859.730

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**99.859.730**	**0**	**0**	**0**	**0**	**99.859.730**
407	01	00	00	Transferencias y donaciones corrientes internas	99.859.730	0	0	0	0	99.859.730
407	01	03	00	Transferencias corrientes internas al sector público	99.859.730	0	0	0	0	99.859.730
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	99.859.730	0	0	0	0	99.859.730
				Totales	**99.859.730**	**0**	**0**	**0**	**0**	**99.859.730**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.802.737.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 369999010 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CORPORACIÓN VENEZOLANA DE TELECOMUNICACIONES, S.A. (COVETEL)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 357.521.717

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**357.521.717**	**0**	**0**	**0**	**0**	**357.521.717**
407	01	00	00	Transferencias y donaciones corrientes internas	357.521.717	0	0	0	0	357.521.717
407	01	03	00	Transferencias corrientes internas al sector público	357.521.717	0	0	0	0	357.521.717
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	357.521.717	0	0	0	0	357.521.717
				Totales	**357.521.717**	**0**	**0**	**0**	**0**	**357.521.717**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.802.737.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 369999011 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE LA RADIO DEL SUR, C.A.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 23.824.478

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**23.824.478**	**0**	**0**	**0**	**0**	**23.824.478**
407	01	00	00	Transferencias y donaciones corrientes internas	23.824.478	0	0	0	0	23.824.478
407	01	03	00	Transferencias corrientes internas al sector público	23.824.478	0	0	0	0	23.824.478
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	23.824.478	0	0	0	0	23.824.478
				Totales	**23.824.478**	**0**	**0**	**0**	**0**	**23.824.478**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.802.737.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 369999012 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE C.A. VENEZOLANA DE TELEVISIÓN (VTV)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 220.075.388

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**220.075.388**	**0**	**0**	**0**	**0**	**220.075.388**
407	01	00	00	Transferencias y donaciones corrientes internas	220.075.388	0	0	0	0	220.075.388
407	01	03	00	Transferencias corrientes internas al sector público	220.075.388	0	0	0	0	220.075.388
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	220.075.388	0	0	0	0	220.075.388
				Totales	**220.075.388**	**0**	**0**	**0**	**0**	**220.075.388**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.802.737.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 369999013 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE RADIODIFUSORA LOS ANDES, C.A.

UNIDAD DE MEDIDA: BOLÍVAR

META: 30.179.065

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**30.179.065**	**0**	**0**	**0**	**0**	**30.179.065**
407	01	00	00	Transferencias y donaciones corrientes internas	30.179.065	0	0	0	0	30.179.065
407	01	03	00	Transferencias corrientes internas al sector público	30.179.065	0	0	0	0	30.179.065
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	30.179.065	0	0	0	0	30.179.065
				Totales	**30.179.065**	**0**	**0**	**0**	**0**	**30.179.065**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.802.737.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 369999014 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE RADIO MARGARITA, C.A.

UNIDAD DE MEDIDA: BOLÍVAR

META: 32.693.986

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**32.693.986**	**0**	**0**	**0**	**0**	**32.693.986**
407	01	00	00	Transferencias y donaciones corrientes internas	32.693.986	0	0	0	0	32.693.986
407	01	03	00	Transferencias corrientes internas al sector público	32.693.986	0	0	0	0	32.693.986
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	32.693.986	0	0	0	0	32.693.986
				Totales	**32.693.986**	**0**	**0**	**0**	**0**	**32.693.986**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.802.737.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 369999015 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE RADIO MUNDIAL, C.A.

UNIDAD DE MEDIDA: BOLÍVAR

META: 118.061.618

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**118.061.618**	**0**	**0**	**0**	**0**	**118.061.618**
407	01	00	00	Transferencias y donaciones corrientes internas	118.061.618	0	0	0	0	118.061.618
407	01	03	00	Transferencias corrientes internas al sector público	118.061.618	0	0	0	0	118.061.618
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	118.061.618	0	0	0	0	118.061.618
				Totales	**118.061.618**	**0**	**0**	**0**	**0**	**118.061.618**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.802.737.076

PRESUPUESTO: 2016

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

ACCIÓN ESPECÍFICA: 369999016 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE RADIO ZULIA, C.A.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 27.664.143

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**27.664.143**	**0**	**0**	**0**	**0**	**27.664.143**
407	01	00	00	Transferencias y donaciones corrientes internas	27.664.143	0	0	0	0	27.664.143
407	01	03	00	Transferenc'as corrientes internas al sector público	27.664.143	0	0	0	0	27.664.143
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	27.664.143	0	0	0	0	27.664.143
				Totales	**27.664.143**	**0**	**0**	**0**	**0**	**27.664.143**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACION

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.802.737.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 369999017 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE RADIO NACIONAL DE VENEZUELA, C.A.

UNIDAD DE MEDIDA: BOLÍVAR

META: 223.916.981

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**223.916.981**	**0**	**0**	**0**	**0**	**223.916.981**
407	01	00	00	Transferencias y donaciones corrientes internas	223.916.981	0	0	0	0	223.916.981
407	01	03	00	Transferencias corrientes internas al sector público	223.916.981	0	0	0	0	223.916.981
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	223.916.981	0	0	0	0	223.916.981
				Totales	**223.916.981**	**0**	**0**	**0**	**0**	**223.916.981**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.802.737.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 369999018 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE LA NUEVA TELEVISIÓN DEL SUR VENEZUELA, C.A. "TELESUR VENEZUELA"

UNIDAD DE MEDIDA: BOLÍVAR **META:** 24.087.278

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**24.087.278**	**0**	**0**	0	0	**24.087.278**
407	01	00	00	Transferencias y donaciones corrientes internas	24.087.278	0	0	0	0	24.087.278
407	01	03	00	Transferencias corrientes internas al sector público	24.087.278	0	0	0	0	24.087.278
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	24.087.278	0	0	0	0	24.087.278
				Totales	**24.087.278**	**0**	**0**	0	0	**24.087.278**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.802.737.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 369999019 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE LA NUEVA TELEVISION DEL SUR, C.A. (T.V. SUR)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 47.861.635

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**47.861.635**	**0**	**0**	**0**	**0**	**47.861.635**
407	01	00	00	Transferencias y donaciones corrientes internas	47.861.635	0	0	0	0	47.861.635
407	01	03	00	Transferencias corrientes internas al sector público	47.861.635	0	0	0	0	47.861.635
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	47.861.635	0	0	0	0	47.861.635
				Totales	**47.861.635**	**0**	0	**0**	0	**47.861.635**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.802.737.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 369999020 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE AGENCIA VENEZOLANA DE PUBLICIDAD AVP, S.A.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 20.844.050

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**20.844.050**	**0**	**0**	**0**	**0**	**20.844.050**
407	01	00	00	Transferencias y donaciones corrientes internas	20.844.050	0	0	0	0	20.844.050
407	01	03	00	Transferencias corrientes internas al sector público	20.844.050	0	0	0	0	20.844.050
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	20.844.050	0	0	0	0	20.844.050
				Totales	**20.844.050**	**0**	**0**	**0**	**0**	**20.844.050**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.802.737.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 369999021 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE COMPLEJO EDITORIAL BATALLA DE CARABOBO, S.A.

UNIDAD DE MEDIDA: BOLÍVAR

META: 15.360.864

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.360.864**	**0**	**0**	**0**	**0**	**15.360.864**
407	01	00	00	Transferencias y donaciones corrientes internas	15.360.864	0	0	0	0	15.360.864
407	01	03	00	Transferencias corrientes internas al sector público	15.360.864	0	0	0	0	15.360.864
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	15.360.864	0	0	0	0	15.360.864
				Totales	**15.360.864**	**0**	**0**	**0**	**0**	**15.360.864**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**583.969.584**	0	0	0	0	583.969.584
401	01	00	00	Sueldos, salarios y otras retribuciones	71.650.970	0	0	0	0	71.650.970
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	5.481.293	0	0	0	0	5.481.293
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	22.174.637	0	0	0	0	22.174.637
401	01	18	00	Remuneraciones al personal contratado	38.669.230	0	0	0	0	38.669.230
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	33.859.327	0	0	0	0	33.859.327
401	01	18	02	Remuneraciones por honorarios profesionales	4.809.903	0	0	0	0	4.809.903
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	3.481.600	0	0	0	0	3.481.600
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	59.374	0	0	0	0	59.374
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.784.836	0	0	0	0	1.784.836
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	6.431	0	0	0	0	6.431
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.321	0	0	0	0	5.321
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.110	0	0	0	0	1.110
401	03	00	00	Primas	101.167.044	0	0	0	0	101.167.044
401	03	08	00	Primas de profesionalización a empleados	367.952	0	0	0	0	367.952
401	03	09	00	Primas por antiguedad a empleados	1.456.679	0	0	0	0	1.456.679
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	13.073.800	0	0	0	0	13.073.800
401	03	16	00	Primas por mérito a obreros	184	0	0	0	0	184
401	03	21	00	Primas por antigüedad a obreros	4.598.139	0	0	0	0	4.598.139
401	03	22	00	Primas de profesionalización a obreros	172.405	0	0	0	0	172.405
401	03	40	00	Primas de profesionalización al personal contratado	2.082.351	0	0	0	0	2.082.351
401	03	41	00	Primas por antigüedad al personal contratado	6.274.851	0	0	0	0	6.274.851
401	03	47	00	Primas al personal de alto nivel y de dirección	563.476	0	0	0	0	563.476
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	27.284	0	0	0	0	27.284
401	03	96	00	Otras primas al personal contratado	50.710.896	0	0	0	0	50.710.896
401	03	97	00	Otras primas a empleados	6.836.372	0	0	0	0	6.836.372
401	03	98	00	Otras primas a obreros	15.002.655	0	0	0	0	15.002.655
401	04	00	00	Complementos de sueldos y salarios	48.503.798	0	0	0	0	48.503.798
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	71.234	0	0	0	0	71.234
401	04	02	00	Complemento a empleados por trabajo nocturno	85.439	0	0	0	0	85.439
401	04	05	00	Complemento a empleados por gastos de representación	2.560	0	0	0	0	2.560

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	06	00	Complemento a empleados por comisión de servicios	1.570.906	0	0	0	0	1.570.906
401	04	08	00	Bono compensatorio de alimentación a empleados	3.680.100	0	0	0	0	3.680.100
401	04	10	00	Complemento a empleados por días feriados	52.700	0	0	0	0	52.700
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	2.831.553	0	0	0	0	2.831.553
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.282.140	0	0	0	0	1.282.140
401	04	18	00	Bono compensatorio de alimentación a obreros	10.403.100	0	0	0	0	10.403.100
401	04	20	00	Complemento a obreros por días feriados	977.510	0	0	0	0	977.510
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	4.287.394	0	0	0	0	4.287.394
401	04	26	00	Bono compensatorio de alimentación al personal contratado	15.441.300	0	0	0	0	15.441.300
401	04	28	00	Complemento al personal contratado por días feriados	1.216.155	0	0	0	0	1.216.155
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	32.400	0	0	0	0	32.400
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.166.400	0	0	0	0	1.166.400
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	120.907	0	0	0	0	120.907
401	04	96	00	Otros complementos a empleados	257.000	0	0	0	0	257.000
401	04	97	00	Otros complementos a obreros	5.025.000	0	0	0	0	5.025.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	31.020.792	0	0	0	0	31.020.792
401	05	01	00	Aguinaldos a empleados	1.538.600	0	0	0	0	1.538.600
401	05	03	00	Bono vacacional a empleados	2.187.424	0	0	0	0	2.187.424
401	05	04	00	Aguinaldos a obreros	310.000	0	0	0	0	310.000
401	05	06	00	Bono vacacional a obreros	7.378.386	0	0	0	0	7.378.386
401	05	07	00	Aguinaldos al personal contratado	2.472.300	0	0	0	0	2.472.300
401	05	08	00	Bono vacacional al personal contratado	14.614.475	0	0	0	0	14.614.475
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	56.500	0	0	0	0	56.500
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.432.169	0	0	0	0	1.432.169
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.030.938	0	0	0	0	1.030.938
401	06	00	00	Aportes patronales y legales	28.644.113	0	0	0	0	28.644.113
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.620.449	0	0	0	0	1.620.449
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	520.144	0	0	0	0	520.144
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	360.101	0	0	0	0	360.101
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	389.373	0	0	0	0	389.373
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	4.249.176	0	0	0	0	4.249.176

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.363.933	0	0	0	0	1.363.933
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	944.263	0	0	0	0	944.263
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.057.082	0	0	0	0	1.057.082
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	9.198.718	0	0	0	0	9.198.718
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.274.092	0	0	0	0	2.274.092
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	2.044.161	0	0	0	0	2.044.161
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	30.336	0	0	0	0	30.336
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	11.129	0	0	0	0	11.129
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	7.419	0	0	0	0	7.419
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	7.705	0	0	0	0	7.705
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	907.123	0	0	0	0	907.123
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	291.176	0	0	0	0	291.176
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	213.474	0	0	0	0	213.474
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	201.584	0	0	0	0	201.584
401	06	95	00	Otros aportes legales por personal contratado	2.952.675	0	0	0	0	2.952.675
401	07	00	00	Asistencia socio-económica	259.587.063	0	0	0	0	259.587.063
401	07	01	00	Capacitación y adiestramiento a empleados	16.000	0	0	0	0	16.000
401	07	02	00	Becas a empleados	850.286	0	0	0	0	850.286
401	07	03	00	Ayudas por matrimonio a empleados	8.000	0	0	0	0	8.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	16.000	0	0	0	0	16.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.502.000	0	0	0	0	2.502.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.167.845	0	0	0	0	3.167.845
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	15.231.600	0	0	0	0	15.231.600
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.624.000	0	0	0	0	1.624.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.461.431	0	0	0	0	1.461.431
401	07	17	00	Capacitación y adiestramiento a obreros	48.000	0	0	0	0	48.000
401	07	18	00	Becas a obreros	6.122.857	0	0	0	0	6.122.857
401	07	19	00	Ayudas por matrimonio de obreros	24.000	0	0	0	0	24.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	24.000	0	0	0	0	24.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	8.110.500	0	0	0	0	8.110.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	8.183.597	0	0	0	0	8.183.597
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	52.604.800	0	0	0	0	52.604.800
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	6.044.000	0	0	0	0	6.044.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	4.626.496	0	0	0	0	4.626.496
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	24.500	0	0	0	0	24.500
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	58.528	0	0	0	0	58.528
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	190.400	0	0	0	0	190.400
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	8.000	0	0	0	0	8.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	16.000	0	0	0	0	16.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	16.000	0	0	0	0	16.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	1.300.500	0	0	0	0	1.300.500
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.811.743	0	0	0	0	1.811.743
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	12.240.000	0	0	0	0	12.240.000
401	07	74	00	Capacitación y adiestramiento al personal contratado	80.000	0	0	0	0	80.000
401	07	75	00	Becas al personal contratado	4.745.143	0	0	0	0	4.745.143
401	07	76	00	Ayudas por matrimonio al personal contratado	40.000	0	0	0	0	40.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	40.000	0	0	0	0	40.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	17.622.747	0	0	0	0	17.622.747
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	17.716.050	0	0	0	0	17.716.050
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	78.472.000	0	0	0	0	78.472.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	6.982.000	0	0	0	0	6.982.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	6.970.820	0	0	0	0	6.970.820
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	36.000	0	0	0	0	36.000
401	07	96	00	Otras subvenciones a empleados	36.840	0	0	0	0	36.840
401	07	97	00	Otras subvenciones a obreros	9.380	0	0	0	0	9.380
401	07	99	00	Otras subvenciones al personal contratado	505.000	0	0	0	0	505.000
401	08	00	00	Prestaciones sociales e indemnizaciones	43.389.373	0	0	0	0	43.389.373
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	4.740.447	0	0	0	0	4.740.447

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	11.991.052	0	0	0	0	11.991.052
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	24.112.355	0	0	0	0	24.112.355
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	75.133	0	0	0	0	75.133
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.470.386	0	0	0	0	2.470.386
403	**00**	**00**	**00**	**Servicios no personales**	**20.273.945**	**0**	**0**	**0**	**0**	**20.273.945**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.015.179	0	0	0	0	1.015.179
403	10	07	00	Servicios de capacitación y adiestramiento	1.015.179	0	0	0	0	1.015.179
403	16	00	00	Servicios de diversión, esparcimiento y culturales	15.750.000	0	0	0	0	15.750.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	15.750.000	0	0	0	0	15.750.000
403	18	00	00	Impuestos indirectos	2.172.208	0	0	0	0	2.172.208
403	18	01	00	Impuesto al valor agregado	2.172.208	0	0	0	0	2.172.208
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.336.558	0	0	0	0	1.336.558
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.336.558	0	0	0	0	1.336.558
				Totales	**604.243.529**	**0**	**0**	**0**	**0**	**604.243.529**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

36 - 70

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 360001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**583.969.584**	**0**	**0**	**0**	**0**	**583.969.584**
401	01	00	00	Sueldos, salarios y otras retribuciones	71.650.970	0	0	0	0	71.650.970
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	5.481.293	0	0	0	0	5.481.293
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	22.174.637	0	0	0	0	22.174.637
401	01	18	00	Remuneraciones al personal contratado	38.669.230	0	0	0	0	38.669.230
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	33.859.327	0	0	0	0	33.859.327
401	01	18	02	Remuneraciones por honorarios profesionales	4.809.903	0	0	0	0	4.809.903
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	3.481.600	0	0	0	0	3.481.600
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	59.374	0	0	0	0	59.374
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.784.836	0	0	0	0	1.784.836
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	6.431	0	0	0	0	6.431
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.321	0	0	0	0	5.321
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.110	0	0	0	0	1.110
401	03	00	00	Primas	101.167.044	0	0	0	0	101.167.044
401	03	08	00	Primas de profesionalización a empleados	367.952	0	0	0	0	367.952
401	03	09	00	Primas por antigüedad a empleados	1.456.679	0	0	0	0	1.456.679
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	13.073.800	0	0	0	0	13.073.800
401	03	16	00	Primas por mérito a obreros	184	0	0	0	0	184
401	03	21	00	Primas por antigüedad a obreros	4.598.139	0	0	0	0	4.598.139
401	03	22	00	Primas de profesionalización a obreros	172.405	0	0	0	0	172.405
401	03	40	00	Primas de profesionalización al personal contratado	2.082.351	0	0	0	0	2.082.351
401	03	41	00	Primas por antigüedad al personal contratado	6.274.851	0	0	0	0	6.274.851
401	03	47	00	Primas al personal de alto nivel y de dirección	563.476	0	0	0	0	563.476
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	27.284	0	0	0	0	27.284
401	03	96	00	Otras primas al personal contratado	50.710.896	0	0	0	0	50.710.896
401	03	97	00	Otras primas a empleados	6.836.372	0	0	0	0	6.836.372
401	03	98	00	Otras primas a obreros	15.002.655	0	0	0	0	15.002.655

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 360001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestion Fiscal	Otras Fuentes	TOTAL
401	04	00	00	Complementos de sueldos y salarios	48.503.798	0	0	0	0	48.503.798
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	71.234	0	0	0	0	71.234
401	04	02	00	Complemento a empleados por trabajo nocturno	85.439	0	0	0	0	85.439
401	04	05	00	Complemento a empleados por gastos de representación	2.560	0	0	0	0	2.560
401	04	06	00	Complemento a empleados por comisión de servicios	1.570.906	0	0	0	0	1.570.906
401	04	08	00	Bono compensatorio de alimentación a empleados	3.680.100	0	0	0	0	3.680.100
401	04	10	00	Complemento a empleados por días feriados	52.700	0	0	0	0	52.700
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	2.831.553	0	0	0	0	2.831.553
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.282.140	0	0	0	0	1.282.140
401	04	18	00	Bono compensatorio de alimentación a obreros	10.403.100	0	0	0	0	10.403.100
401	04	20	00	Complemento a obreros por días feriados	977.510	0	0	0	0	977.510
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	4.287.394	0	0	0	0	4.287.394
401	04	26	00	Bono compensatorio de alimentación al personal contratado	15.441.300	0	0	0	0	15.441.300
401	04	28	00	Complemento al personal contratado por días feriados	1.216.155	0	0	0	0	1.216.155
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	32.400	0	0	0	0	32.400
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.166.400	0	0	0	0	1.166.400
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	120.907	0	0	0	0	120.907
401	04	96	00	Otros complementos a empleados	257.000	0	0	0	0	257.000
401	04	97	00	Otros complementos a obreros	5.025.000	0	0	0	0	5.025.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	31.020.792	0	0	0	0	31.020.792
401	05	01	00	Aguinaldos a empleados	1.538.600	0	0	0	0	1.538.600
401	05	03	00	Bono vacacional a empleados	2.187.424	0	0	0	0	2.187.424
401	05	04	00	Aguinaldos a obreros	310.000	0	0	0	0	310.000
401	05	06	00	Bono vacacional a obreros	7.378.386	0	0	0	0	7.378.386
401	05	07	00	Aguinaldos al personal contratado	2.472.300	0	0	0	0	2.472.300
401	05	08	00	Bono vacacional al personal contratado	14.614.475	0	0	0	0	14.614.475
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	56.500	0	0	0	0	56.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 360001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.432.169	0	0	0	0	1.432.169
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.030.938	0	0	0	0	1.030.938
401	06	00	00	Aportes patronales y legales	28.644.113	0	0	0	0	28.644.113
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.620.449	0	0	0	0	1.620.449
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	520.144	0	0	0	0	520.144
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	360.101	0	0	0	0	360.101
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	389.373	0	0	0	0	389.373
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	4.249.176	0	0	0	0	4.249.176
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.363.933	0	0	0	0	1.363.933
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	944.263	0	0	0	0	944.263
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.057.082	0	0	0	0	1.057.082
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	9.198.718	0	0	0	0	9.198.718
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.274.092	0	0	0	0	2.274.092
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	2.044.161	0	0	0	0	2.044.161
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	30.336	0	0	0	0	30.336
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	11.129	0	0	0	0	11.129
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	7.419	0	0	0	0	7.419
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	7.705	0	0	0	0	7.705
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	907.123	0	0	0	0	907.123
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	291.176	0	0	0	0	291.176
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	213.474	0	0	0	0	213.474
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	201.584	0	0	0	0	201.584
401	06	95	00	Otros aportes legales por personal contratado	2.952.675	0	0	0	0	2.952.675
401	07	00	00	Asistencia socio-económica	259.587.063	0	0	0	0	259.587.063
401	07	01	00	Capacitación y adiestramiento a empleados	16.000	0	0	0	0	16.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 360001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	02	00	Becas a empleados	850.286	0	0	0	0	850.286
401	07	03	00	Ayudas por matrimonio a empleados	8.000	0	0	0	0	8.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	16.000	0	0	0	0	16.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.502.000	0	0	0	0	2.502.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.167.845	0	0	0	0	3.167.845
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	15.231.600	0	0	0	0	15.231.600
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.624.000	0	0	0	0	1.624.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.461.431	0	0	0	0	1.461.431
401	07	17	00	Capacitación y adiestramiento a obreros	48.000	0	0	0	0	48.000
401	07	18	00	Becas a obreros	6.122.857	0	0	0	0	6.122.857
401	07	19	00	Ayudas por matrimonio de obreros	24.000	0	0	0	0	24.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	24.000	0	0	0	0	24.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	8.110.500	0	0	0	0	8.110.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	8.183.597	0	0	0	0	8.183.597
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	52.604.800	0	0	0	0	52.604.800
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	6.044.000	0	0	0	0	6.044.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	4.626.496	0	0	0	0	4.626.496
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	24.500	0	0	0	0	24.500
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	58.528	0	0	0	0	58.528
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	190.400	0	0	0	0	190.400
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	8.000	0	0	0	0	8.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	16.000	0	0	0	0	16.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	16.000	0	0	0	0	16.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	1.300.500	0	0	0	0	1.300.500
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.811.743	0	0	0	0	1.811.743

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 360001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	12.240.000	0	0	0	0	12.240.000
401	07	74	00	Capacitación y adiestramiento al personal contratado	80.000	0	0	0	0	80.000
401	07	75	00	Becas al personal contratado	4.745.143	0	0	0	0	4.745.143
401	07	76	00	Ayudas por matrimonio al personal contratado	40.000	0	0	0	0	40.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	40.000	0	0	0	0	40.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	17.622.747	0	0	0	0	17.622.747
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	17.716.050	0	0	0	0	17.716.050
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	78.472.000	0	0	0	0	78.472.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	6.982.000	0	0	0	0	6.982.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	6.970.820	0	0	0	0	6.970.820
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	36.000	0	0	0	0	36.000
401	07	96	00	Otras subvenciones a empleados	36.840	0	0	0	0	36.840
401	07	97	00	Otras subvenciones a obreros	9.380	0	0	0	0	9.380
401	07	99	00	Otras subvenciones al personal contratado	505.000	0	0	0	0	505.000
401	08	00	00	Prestaciones sociales e indemnizaciones	43.389.373	0	0	0	0	43.389.373
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	4.740.447	0	0	0	0	4.740.447
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	11.991.052	0	0	0	0	11.991.052
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	24.112.355	0	0	0	0	24.112.355
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	75.133	0	0	0	0	75.133
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.470.386	0	0	0	0	2.470.386
403	**00**	**00**	**00**	**Servicios no personales**	**20.273.945**	**0**	**0**	**0**	**0**	**20.273.945**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.015.179	0	0	0	0	1.015.179
403	10	07	00	Servicios de capacitación y adiestramiento	1.015.179	0	0	0	0	1.015.179
403	16	00	00	Servicios de diversión, esparcimiento y culturales	15.750.000	0	0	0	0	15.750.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	15.750.000	0	0	0	0	15.750.000
403	18	00	00	Impuestos indirectos	2.172.208	0	0	0	0	2.172.208

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 360001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	2.172.208	0	0	0	0	2.172.208
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.336.558	0	0	0	0	1.336.558
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.336.558	0	0	0	0	1.336.558
				Totales	**604.243.529**	**0**	**0**	**0**	**0**	**604.243.529**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**75.960.000**	**0**	**0**	**0**	**0**	**75.960.000**
402	01	00	00	Productos alimenticios y agropecuarios	19.600.000	0	0	0	0	19.600.000
402	01	01	00	Alimentos y bebidas para personas	19.600.000	0	0	0	0	19.600.000
402	03	00	00	Textiles y vestuarios	150.000	0	0	0	0	150.000
402	03	01	00	Textiles	50.000	0	0	0	0	50.000
402	03	02	00	Prendas de vestir	100.000	0	0	0	0	100.000
402	04	00	00	Productos de cuero y caucho	1.000.000	0	0	0	0	1.000.000
402	04	03	00	Cauchos y tripas para vehículos	1.000.000	0	0	0	0	1.000.000
402	05	00	00	Productos de papel, cartón e impresos	9.700.000	0	0	0	0	9.700.000
402	05	01	00	Pulpa de madera, papel y cartón	4.000.000	0	0	0	0	4.000.000
402	05	03	00	Productos de papel y cartón para oficina	1.500.000	0	0	0	0	1.500.000
402	05	04	00	Libros, revistas y periódicos	2.200.000	0	0	0	0	2.200.000
402	05	99	00	Otros productos de pulpa, papel y cartón	2.000.000	0	0	0	0	2.000.000
402	06	00	00	Productos químicos y derivados	6.510.000	0	0	0	0	6.510.000
402	06	03	00	Tintas, pinturas y colorantes	2.500.000	0	0	0	0	2.500.000
402	06	04	00	Productos farmacéuticos y medicamentos	800.000	0	0	0	0	800.000
402	06	05	00	Productos de tocador	10.000	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	800.000	0	0	0	0	800.000
402	06	08	00	Productos plásticos	2.400.000	0	0	0	0	2.400.000
402	08	00	00	Productos metálicos	8.500.000	0	0	0	0	8.500.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.500.000	0	0	0	0	2.500.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.000.000	0	0	0	0	5.000.000
402	08	10	00	Repuestos y accesorios para otros equipos	1.000.000	0	0	0	0	1.000.000
402	10	00	00	Productos varios y útiles diversos	30.500.000	0	0	0	0	30.500.000
402	10	02	00	Materiales y útiles de limpieza y aseo	2.000.000	0	0	0	0	2.000.000
402	10	03	00	Utensilios de cocina y comedor	500.000	0	0	0	0	500.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.000.000	0	0	0	0	3.000.000
402	10	06	00	Condecoraciones, ofrendas y similares	500.000	0	0	0	0	500.000
402	10	07	00	Productos de seguridad en el trabajo	1.500.000	0	0	0	0	1.500.000
402	10	08	00	Materiales para equipos de computación	17.000.000	0	0	0	0	17.000.00
402	10	11	00	Materiales eléctricos	2.000.000	0	0	0	0	2.000.000
402	10	12	00	Materiales para instalaciones sanitarias	1.000.000	0	0	0	0	1.000.000
402	10	99	00	Otros productos y útiles diversos	3.000.000	0	0	0	0	3.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**244.322.827**	**0**	**0**	**0**	**0**	**244.322.827**
403	02	00	00	Alquileres de maquinaria y equipos	5.050.000	0	0	0	0	5.050.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.400.000	0	0	0	0	3.400.000
403	02	99	00	Alquileres de otras maquinaria y equipos	1.650.000	0	0	0	0	1.650.000
403	04	00	00	Servicios básicos	34.618.571	0	0	0	0	34.618.571
403	04	01	00	Electricidad	400.000	0	0	0	0	400.000
403	04	03	00	Agua	90.000	0	0	0	0	90.000
403	04	04	00	Teléfonos	15.000.000	0	0	0	0	15.000.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	6.000.000	0	0	0	0	6.000.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	9.000.000	0	0	0	0	9.000.000
403	04	05	00	Servicio de comunicaciones	18.928.571	0	0	0	0	18.928.571
403	04	06	00	Servicio de aseo urbano y domiciliario	100.000	0	0	0	0	100.000
403	04	07	00	Servicio de condominio	100.000	0	0	0	0	100.000
403	06	00	00	Servicios de transporte y almacenaje	152.000	0	0	0	0	152.000
403	06	01	00	Fletes y embalajes	100.000	0	0	0	0	100.000
403	06	03	00	Estacionamiento	2.000	0	0	0	0	2.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	50.000	0	0	0	0	50.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	78.819.346	0	0	0	0	78.819.346
403	07	01	00	Publicidad y propaganda	50.000.000	0	0	0	0	50.000.000
403	07	02	00	Imprenta y reproducción	26.819.346	0	0	0	0	26.819.346
403	07	03	00	Relaciones sociales	2.000.000	0	0	0	0	2.000.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	15.000.000	0	0	0	0	15.000.000
403	08	01	00	Primas y gastos de seguros	15.000.000	0	0	0	0	15.000.000
403	09	00	00	Viáticos y pasajes	28.030.428	0	0	0	0	28.030.428
403	09	01	00	Viáticos y pasajes dentro del país	18.030.428	0	0	0	0	18.030.428
403	09	02	00	Viáticos y pasajes fuera del país	10.000.000	0	0	0	0	10.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	42.428.571	0	0	0	0	42.428.571
403	10	11	00	Servicios para la elaboración y suministro de comida	17.000.000	0	0	0	0	17.000.000
403	10	99	00	Otros servicios profesionales y técnicos	25.428.571	0	0	0	0	25.428.571
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.431.571	0	0	0	0	6.431.571
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.431.571	0	0	0	0	4.431.571
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.000.000	0	0	0	0	2.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	1.000.000	0	0	0	0	1.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.000.000	0	0	0	0	1.000.000
403	15	00	00	Servicios fiscales	80.000	0	0	0	0	80.000
403	15	02	00	Tasas y otros derechos obligatorios	80.000	0	0	0	0	80.000
403	18	00	00	Impuestos indirectos	32.712.340	0	0	0	0	32.712.340
403	18	01	00	Impuesto al valor agregado	32.712.340	0	0	0	0	32.712.340
404	**00**	**00**	**00**	**Activos reales**	**11.000.000**	**0**	**0**	**0**	**0**	**11.000.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.000.000	0	0	0	0	3.000.000
404	05	01	00	Equipos de telecomunicaciones	3.000.000	0	0	0	0	3.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	8.000.000	0	0	0	0	8.000.000
404	09	01	00	Mobiliario y equipos de oficina	3.000.000	0	0	0	0	3.000.000
404	09	02	00	Equipos de computación	4.000.000	0	0	0	0	4.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.000.000	0	0	0	0	1.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.155.774.371**	**0**	**0**	**0**	**0**	**2.155.774.371**
407	01	00	00	Transferencias y donaciones corrientes internas	2.155.774.371	0	0	0	0	2.155.774.371
407	01	02	00	Donaciones corrientes internas al sector privado	500.000	0	0	0	0	500.000
407	01	02	01	Donaciones corrientes a personas	500.000	0	0	0	0	500.000
407	01	03	00	Transferencias corrientes internas al sector público	2.155.274.371	0	0	0	0	2.155.274.371
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	503.442.618	0	0	0	0	503.442.618
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.651.831.753	0	0	0	0	1.651.831.753
411	**00**	**00**	**00**	**Disminución de pasivos**	**4.753.500**	**0**	**0**	**0**	**0**	**4.753.500**
411	11	00	00	Obligaciones de ejercicios anteriores	4.753.500	0	0	0	0	4.753.500
411	11	04	00	Compromisos pendientes de ejercicios anteriores	4.753.500	0	0	0	0	4.753.500
				Totales	2.491.810.698	0	0	0	0	2.491.810.698

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

36 - 80

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.155.274.371**	**0**	**0**	**0**	**0**	**2.155.274.371**
407	01	00	00	Transferencias y donaciones corrientes internas	2.155.274.371	0	0	0	0	2.155.274.371
407	01	03	00	Transferencias corrientes internas al sector público	2.155.274.371	0	0	0	0	2.155.274.371
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	503.442.618	0	0	0	0	503.442.618
				- A0079 Servicio Autonomo Imprenta Nacional y Gaceta Oficial	66.234.450	0	0	0	0	66.234.450
				- A0413 Fundación Poliedro de Caracas	48.566.214	0	0	0	0	48.566.214
				- A0451 Fundación Villa del Cine	68.417.917	0	0	0	0	68.417.917
				- A0454 Fundación Distribuidora Nacional de Cine, Amazonia Films	35.210.947	0	0	0	0	35.210.947
				- A0468 Fundación Televisora Venezolana Social (TEVES)	102.253.948	0	0	0	0	102.253.948
				- A0474 Fundación Premio Nacional de Periodismo	6.550.624	0	0	0	0	6.550.624
				- A0490 Fundación Ávila TV	148.488.805	0	0	0	0	148.488.805
				- A1601 Fundación El Correo del Orinoco	27.719.713	0	0	0	0	27.719.713
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.651.831.753	0	0	0	0	1.651.831.753
				- A0552 La Nueva Televisión del Sur Venezuela, C.A. "Telesur Venezuela"	12.410.149	0	0	0	0	12.410.149
				- A0564 Agencia Venezolana de Publicidad AVP, S.A.	55.234.060	0	0	0	0	55.234.060
				- A0580 Complejo Editorial Batalla de Carabobo, S.A.	49.109.619	0	0	0	0	49.109.619
				- A0608 C.A. Venezolana de Televisión (VTV)	625.942.622	0	0	0	0	625.942.622
				- A1207 Corporación Venezolana de Telecomunicaciones, S.A. (COVETEL)	364.016.025	0	0	0	0	364.016.025
				- A1214 La Nueva Television del Sur, C.A. (T.V. SUR)	292.598.493	0	0	0	0	292.598.493
				- A1528 Radio Mundial, C.A.	54.970.651	0	0	0	0	54.970.651
				- A1529 Radio Zulia, C.A.	9.920.904	0	0	0	0	9.920.904
				- A1530 Radio Margarita, C.A.	11.724.705	0	0	0	0	11.724.705
				- A1531 Radiodifusora Los Andes, C.A.	10.822.804	0	0	0	0	10.822.804
				- A1539 Radio Nacional de Venezuela, C.A.	83.977.834	0	0	0	0	83.977.834
				- A1540 Agencia Venezolana de Noticias, C.A.	74.298.179	0	0	0	0	74.298.179
				- A1546 La Radio del Sur, C.A.	6.805.708	0	0	0	0	6.805.708
				Totales	**2.155.274.371**	**0**	**0**	**0**	**0**	**2.155.274.371**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 360002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**75.960.000**	0	0	0	0	**75.960.000**
402	01	00	00	Productos alimenticios y agropecuarios	19.600.000	0	0	0	0	19.600.000
402	01	01	00	Alimentos y bebidas para personas	19.600.000	0	0	0	0	19.600.000
402	03	00	00	Textiles y vestuarios	150.000	0	0	0	0	150.000
402	03	01	00	Textiles	50.000	0	0	0	0	50.000
402	03	02	00	Prendas de vestir	100.000	0	0	0	0	100.000
402	04	00	00	Productos de cuero y caucho	1.000.000	0	0	0	0	1.000.000
402	04	03	00	Cauchos y tripas para vehículos	1.000.000	0	0	0	0	1.000.000
402	05	00	00	Productos de papel, cartón e impresos	9.700.000	0	0	0	0	9.700.000
402	05	01	00	Pulpa de madera, papel y cartón	4.000.000	0	0	0	0	4.000.000
402	05	03	00	Productos de papel y cartón para oficina	1.500.000	0	0	0	0	1.500.000
402	05	04	00	Libros, revistas y periódicos	2.200.000	0	0	0	0	2.200.000
402	05	99	00	Otros productos de pulpa, papel y cartón	2.000.000	0	0	0	0	2.000.000
402	06	00	00	Productos químicos y derivados	6.510.000	0	0	0	0	6.510.000
402	06	03	00	Tintas, pinturas y colorantes	2.500.000	0	0	0	0	2.500.000
402	06	04	00	Productos farmacéuticos y medicamentos	800.000	0	0	0	0	800.000
402	06	05	00	Productos de tocador	10.000	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	800.000	0	0	0	0	800.000
402	06	08	00	Productos plásticos	2.400.000	0	0	0	0	2.400.000
402	08	00	00	Productos metálicos	8.500.000	0	0	0	0	8.500.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.500.000	0	0	0	0	2.500.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.000.000	0	0	0	0	5.000.000
402	08	10	00	Repuestos y accesorios para otros equipos	1.000.000	0	0	0	0	1.000.000
402	10	00	00	Productos varios y útiles diversos	30.500.000	0	0	0	0	30.500.000
402	10	02	00	Materiales y útiles de limpieza y aseo	2.000.000	0	0	0	0	2.000.000
402	10	03	00	Utensilios de cocina y comedor	500.000	0	0	0	0	500.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.000.000	0	0	0	0	3.000.000
402	10	06	00	Condecoraciones, ofrendas y similares	500.000	0	0	0	0	500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

36 - 82

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 360002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	1.500.000	0	0	0	0	1.500.000
402	10	08	00	Materiales para equipos de computación	17.000.000	0	0	0	0	17.000.000
402	10	11	00	Materiales eléctricos	2.000.000	0	0	0	0	2.000.000
402	10	12	00	Materiales para instalaciones sanitarias	1.000.000	0	0	0	0	1.000.000
402	10	99	00	Otros productos y útiles diversos	3.000.000	0	0	0	0	3.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**244.322.827**	0	0	0	0	**244.322.827**
403	02	00	00	Alquileres de maquinaria y equipos	5.050.000	0	0	0	0	5.050.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.400.000	0	0	0	0	3.400.000
403	02	99	00	Alquileres de otras maquinaria y equipos	1.650.000	0	0	0	0	1.650.000
403	04	00	00	Servicios básicos	34.618.571	0	0	0		34.618.571
403	04	01	00	Electricidad	400.000	0	0	0		400.000
403	04	03	00	Agua	90.000	0	0	0	0	90.000
403	04	04	00	Teléfonos	15.000.000	0	0	0	0	15.000.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	6.000.000	0	0	0	0	6.000.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	9.000.000	0	0	0	0	9.000.000
403	04	05	00	Servicio de comunicaciones	18.928.571	0	0	0	0	18.928.571
403	04	06	00	Servicio de aseo urbano y domiciliario	100.000	0	0	0	0	100.000
403	04	07	00	Servicio de condominio	100.000	0	0	0	0	100.000
403	06	00	00	Servicios de transporte y almacenaje	152.000	0	0	0	0	152.000
403	06	01	00	Fletes y embalajes	100.000	0	0	0	0	100.000
403	06	03	00	Estacionamiento	2.000	0	0	0	0	2.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	50.000	0	0	0	0	50.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	78.819.346	0	0	0	0	78.819.346
403	07	01	00	Publicidad y propaganda	50.000.000	0	0	0	0	50.000.000
403	07	02	00	Imprenta y reproducción	26.819.346	0	0	0	0	26.819.346
403	07	03	00	Relaciones sociales	2.000.000	0	0	0	0	2.000.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	15.000.000	0	0	0	0	15.000.000
403	08	01	00	Primas y gastos de seguros	15.000.000	0	0	0	0	15.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 360002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	00	00	Viáticos y pasajes	28.030.428	0	0	0	0	28.030.428
403	09	01	00	Viáticos y pasajes dentro del país	18.030.428	0	0	0	0	18.030.428
403	09	02	00	Viáticos y pasajes fuera del país	10.000.000	0	0	0	0	10.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	42.428.571	0	0	0	0	42.428.571
403	10	11	00	Servicios para la elaboración y suministro de comida	17.000.000	0	0	0	0	17.000.000
403	10	99	00	Otros servicios profesionales y técnicos	25.428.571	0	0	0	0	25.428.571
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.431.571	0	0	0	0	6.431.571
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.431.571	0	0	0	0	4.431.571
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.000.000	0	0	0	0	2.000.000
403	12	00	00	Conservación y reparaciones menores de obras	1.000.000	0	0	0	0	1.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.000.000	0	0	0	0	1.000.000
403	15	00	00	Servicios fiscales	80.000	0	0	0	0	80.000
403	15	02	00	Tasas y otros derechos obligatorios	80.000	0	0	0	0	80.000
403	18	00	00	Impuestos indirectos	32.712.340	0	0	0	0	32.712.340
403	18	01	00	Impuesto al valor agregado	32.712.340	0	0	0	0	32.712.340
404	**00**	**00**	**00**	**Activos reales**	**11.000.000**	0	**0**	**0**	**0**	**11.000.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.000.000	0	0	0	0	3.000.000
404	05	01	00	Equipos de telecomunicaciones	3.000.000	0	0	0	0	3.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	8.000.000	0	0	0	0	8.000.000
404	09	01	00	Mobiliario y equipos de oficina	3.000.000	0	0	0	0	3.000.000
404	09	02	00	Equipos de computación	4.000.000	0	0	0	0	4.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.000.000	0	0	0	0	1.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**4.753.500**	**0**	**0**	**0**	**0**	**4.753.500**
411	11	00	00	Obligaciones de ejercicios anteriores	4.753.500	0	0	0	0	4.753.500
411	11	04	00	Compromisos pendientes de ejercicios anteriores	4.753.500	0	0	0	0	4.753.500
				Totales	336.036.327	**0**	**0**	**0**	0	**336.036.327**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

36 - 84

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 360002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	**Otras Fuentes**	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**500.000**	**0**	0	0	0	**500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	500.000	0	0	**0**	0	500.000
407	01	02	00	Donaciones corrientes internas al sector privado	500.000	0	**0**	**0**	0	500.000
407	01	02	01	Donaciones corrientes a personas	500.000	0	0	0	0	500.000
				Totales	**500.000**	**0**	0	0	0	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 360002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.155.274.371**	**0**	**0**	**0**	**0**	**2.155.274.371**
407	01	00	00	Transferencias y donaciones corrientes internas	2.155.274.371	0	0	0	0	2.155.274.371
407	01	03	00	Transferencias corrientes internas al sector público	2.155.274.371	0	0	0	0	2.155.274.371
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	503.442.618	0	0	0	0	503.442.618
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.651.831.753	0	0	0	0	1.651.831.753
				Totales	**2.155.274.371**	**0**	**0**	**0**	**0**	**2.155.274.371**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**53.582.080**	**0**	**0**	**0**	**0**	**53.582.080**
407	01	00	00	Transferencias y donaciones corrientes internas	53.582.080	0	0	0	0	53.582.080
407	01	01	00	Transferencias corrientes internas al sector privado	53.582.080	0	0	0	0	53.582.080
407	01	01	01	Pensiones del personal empleado, obrero y militar	3.225.585	0	0	0	0	3.225.585
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	8.946.527	0	0	0	0	8.946.527
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	580.606	0	0	0	0	580.606
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	8.432.000	0	0	0	0	8.432.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.549.000	0	0	0	0	1.549.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.611.362	0	0	0	0	1.611.362
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	24.752.000	0	0	0	0	24.752.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	4.485.000	0	0	0	0	4.485.000
				Totales	**53.582.080**	**0**	**0**	**0**	**0**	**53.582.080**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 360003001 ASIGNACION Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**53.582.080**	**0**	**0**	**0**	**0**	**53.582.080**
407	01	00	00	Transferencias y donaciones corrientes internas	53.582.080	0	0	0	0	53.582.080
407	01	01	00	Transferencias corrientes internas al sector privado	53.582.080	0	0	0	0	53.582.080
407	01	01	01	Pensiones del personal empleado, obrero y militar	3.225.585	0	0	0	0	3.225.585
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	8.946.527	0	0	0	0	8.946.527
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	580.606	0	0	0	0	580.606
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	8.432.000	0	0	0	0	8.432.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.549.000	0	0	0	0	1.549.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.611.362	0	0	0	0	1.611.362
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	24.752.000	0	0	0	0	24.752.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	4.485.000	0	0	0	0	4.485.000
				Totales	**53.582.080**	**0**	**0**	**0**	**0**	**53.582.080**

37

Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	1.769.010.364	0	0	0	0	1.769.010.364
401	01	00	00	Sueldos, salarios y otras retribuciones	139.258.258	0	0	0	0	139.258.258
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	47.802.909	0	0	0	0	47.802.909
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	41.217.810	0	0	0	0	41.217.810
401	01	12	00	Salarios a obreros en puestos no permanentes	9.083.273	0	0	0	0	9.083.273
401	01	18	00	Remuneraciones al personal contratado	28.843.233	0	0	0	0	28.843.233
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	21.514.701	0	0	0	0	21.514.701
401	01	18	02	Remuneraciones por honorarios profesionales	7.328.532	0	0	0	0	7.328.532
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	178.120	0	0	0	0	178.120
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.044.433	0	0	0	0	1.044.433
401	01	99	00	Otras retribuciones	11.088.480	0	0	0	0	11.088.480
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	33.942.819	0	0	0	0	33.942.819
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	12.938.471	0	0	0	0	12.938.471
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	21.004.348	0	0	0	0	21.004.348
401	03	00	00	Primas	138.225.166	0	0	0	0	138.225.166
401	03	01	00	Primas por mérito a empleados	8.888.511	0	0	0	0	8.888.511
401	03	02	00	Primas de transporte a empleados	15.563.280	0	0	0	0	15.563.280
401	03	03	00	Primas por hogar a empleados	12.777.256	0	0	0	0	12.777.256
401	03	04	00	Primas por hijos a empleados	5.092.472	0	0	0	0	5.092.472
401	03	08	00	Primas de profesionalización a empleados	9.722.975	0	0	0	0	9.722.975
401	03	09	00	Primas por antigüedad a empleados	14.465.393	0	0	0	0	14.465.393
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	10.374.400	0	0	0	0	10.374.400
401	03	16	00	Primas por mérito a obreros	442.440	0	0	0	0	442.440
401	03	17	00	Primas de transporte a obreros	11.074.400	0	0	0	0	11.074.400
401	03	18	00	Primas por hogar a obreros	5.295.000	0	0	0	0	5.295.000
401	03	19	00	Primas por hijos de obreros	700.860	0	0	0	0	700.860
401	03	21	00	Primas por antigüedad a obreros	13.357.820	0	0	0	0	13.357.820
401	03	22	00	Primas de profesionalización a obreros	554.484	0	0	0	0	554.484
401	03	37	00	Primas de transporte al personal contratado	5.656.500	0	0	0	0	5.656.500
401	03	38	00	Primas por hogar al personal contratado	3.132.000	0	0	0	0	3.132.000
401	03	39	00	Primas por hijos al personal contratado	319.040	0	0	0	0	319.040

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	40	00	Primas de profesionalización al personal contratado	158.988	0	0	0	0	158.988
401	03	41	00	Primas por antigüedad al personal contratado	2.338.740	0	0	0	0	2.338.740
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	290.712	0	0	0	0	290.712
401	03	47	00	Primas al personal de alto nivel y de dirección	914.712	0	0	0	0	914.712
401	03	95	00	Otras primas al personal de alto nivel y de dirección	827.712	0	0	0	0	827.712
401	03	97	00	Otras primas a empleados	16.277.471	0	0	0	0	16.277.471
401	04	00	00	Complementos de sueldos y salarios	590.261.153	0	0	0	0	590.261.153
401	04	06	00	Complemento a empleados por comisión de servicios	7.789.056	0	0	0	0	7.789.056
401	04	08	00	Bono compensatorio de alimentación a empleados	36.536.550	0	0	0	0	36.536.550
401	04	10	00	Complemento a empleados por días feriados	9.697.352	0	0	0	0	9.697.352
401	04	18	00	Bono compensatorio de alimentación a obreros	35.246.352	0	0	0	0	35.246.352
401	04	20	00	Complemento a obreros por días feriados	7.164.095	0	0	0	0	7.164.095
401	04	26	00	Bono compensatorio de alimentación al personal contratado	18.327.687	0	0	0	0	18.327.687
401	04	28	00	Complemento al personal contratado por días feriados	4.859.284	0	0	0	0	4.859.284
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	133.200	0	0	0	0	133.200
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	916.016	0	0	0	0	916.016
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	647.892	0	0	0	0	647.892
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	187.533	0	0	0	0	187.533
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	2.997.924	0	0	0	0	2.997.924
401	04	96	00	Otros complementos a empleados	209.052.069	0	0	0	0	209.052.069
401	04	97	00	Otros complementos a obreros	201.936.157	0	0	0	0	201.936.157
401	04	98	00	Otros complementos al personal contratado	54.769.986	0	0	0	0	54.769.986
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	38.247.193	0	0	0	0	38.247.193
401	05	01	00	Aguinaldos a empleados	3.448.108	0	0	0	0	3.448.108
401	05	03	00	Bono vacacional a empleados	17.478.769	0	0	0	0	17.478.769
401	05	06	00	Bono vacacional a obreros	9.769.774	0	0	0	0	9.769.774
401	05	07	00	Aguinaldos al personal contratado	1.631.639	0	0	0	0	1.631.639
401	05	08	00	Bono vacacional al personal contratado	4.124.726	0	0	0	0	4.124.726
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	72.930	0	0	0	0	72.930
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.226.743	0	0	0	0	1.226.743

DISTRIBUCION GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	494.504	0	0	0	0	494.504
401	06	00	00	Aportes patronales y legales	49.255.491	0	0	0	0	49.255.491
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	12.153.950	0	0	0	0	12.153.950
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.676.155	0	0	0	0	3.676.155
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.400.418	0	0	0	0	2.400.418
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	6.806.072	0	0	0	0	6.806.072
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	7.469.935	0	0	0	0	7.469.935
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	2.480.452	0	0	0	0	2.480.452
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.659.989	0	0	0	0	1.659.989
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	5.302.052	0	0	0	0	5.302.052
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	3.285.911	0	0	0	0	3.285.911
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.632.036	0	0	0	0	1.632.036
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	730.203	0	0	0	0	730.203
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	59.073	0	0	0	0	59.073
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	19.691	0	0	0	0	19.691
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	14.586	0	0	0	0	14.586
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	13.127	0	0	0	0	13.127
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	278.658	0	0	0	0	278.658
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	67.126	0	0	0	0	67.126
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	138.020	0	0	0	0	138.020
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	56.948	0	0	0	0	56.948
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	31.695	0	0	0	0	31.695
401	06	95	00	Otros aportes legales por personal contratado	979.394	0	0	0	0	979.394
401	07	00	00	Asistencia socio-económica	655.816.641	0	0	0	0	655.816.641
401	07	01	00	Capacitación y adiestramiento a empleados	1.300.000	0	0	0	0	1.300.000
401	07	02	00	Becas a empleados	5.309.184	0	0	0	0	5.309.184
401	07	03	00	Ayudas por matrimonio a empleados	182.000	0	0	0	0	182.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	80.000	0	0	0	0	80.000
401	07	05	00	Ayudas por defunción a empleados	26.252	0	0	0	0	26.252

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestion Fiscal	Otras Fuentes	TOTAL
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	12.038.200	0	0	0	0	12.038.200
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	18.378.672	0	0	0	0	18.378.672
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	134.165.224	0	0	0	0	134.165.224
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	867.000	0	0	0	0	867.000
401	07	10	00	Dotación de uniformes a empleados	20.110.000	0	0	0	0	20.110.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.292.067	0	0	0	0	3.292.067
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.000.000	0	0	0	0	1.000.000
401	07	17	00	Capacitación y adiestramiento a obreros	100.000	0	0	0	0	100.000
401	07	18	00	Becas a obreros	2.031.546	0	0	0	0	2.031.546
401	07	19	00	Ayudas por matrimonio de obreros	2.000	0	0	0	0	2.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	4.000	0	0	0	0	4.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	11.796.504	0	0	0	0	11.796.504
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	12.350.661	0	0	0	0	12.350.661
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	177.816.499	0	0	0	0	177.816.499
401	07	26	00	Dotación de uniformes a obreros	60.000.000	0	0	0	0	60.000.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	2.690.092	0	0	0	0	2.690.092
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	44.400	0	0	0	0	44.400
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	98.455	0	0	0	0	98.455
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	202.606	0	0	0	0	202.606
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	285.750	0	0	0	0	285.750
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	75.400	0	0	0	0	75.400
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	25.152	0	0	0	0	25.152
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	22.500	0	0	0	0	22.500
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	156.300	0	0	0	0	156.300
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	806.909	0	0	0	0	806.909
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	2.128.909	0	0	0	0	2.128.909
401	07	74	00	Capacitación y adiestramiento al personal contratado	100.000	0	0	0	0	100.000
401	07	75	00	Becas al personal contratado	1.211.058	0	0	0	0	1.211.058

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	76	00	Ayudas por matrimonio al personal contratado	3.000	0	0	0	0	3.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	3.000	0	0	0	0	3.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	5.714.502	0	0	0	0	5.714.502
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	5.572.148	0	0	0	0	5.572.148
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	121.679.193	0	0	0	0	121.679.193
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	80.000	0	0	0	0	80.000
401	07	83	00	Dotación de uniformes al personal contratado	38.610.096	0	0	0	0	38.610.096
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.993.362	0	0	0	0	1.993.362
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	84.000	0	0	0	0	84.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	480.000	0	0	0	0	480.000
401	07	96	00	Otras subvenciones a empleados	6.000.000	0	0	0	0	6.000.000
401	07	97	00	Otras subvenciones a obreros	3.900.000	0	0	0	0	3.900.000
401	07	99	00	Otras subvenciones al personal contratado	3.000.000	0	0	0	0	3.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	113.144.527	0	0	0	0	113.144.527
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	55.753.474	0	0	0	0	55.753.474
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	43.249.826	0	0	0	0	43.249.826
401	08	03	00	Prestaciones sociales e indemnizaciones a personal contratado	12.989.282	0	0	0	0	12.989.282
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	121.549	0	0	0	0	121.549
401	08	07	00	Prestaciones sociales e indemnizaciones a personal de alto nivel y de dirección	1.030.396	0	0	0	0	1.030.396
401	95	00	00	Otros gastos del personal de alto nivel y de dirección	1.000.000	0	0	0	0	1.000.000
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	1.000.000	0	0	0	0	1.000.000
401	96	00	00	Otros gastos del personal empleado	9.859.116	0	0	0	0	9.859.116
401	96	01	00	Otros gastos del personal empleado	9.859.116	0	0	0	0	9.859.116
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**488.911.791**	**0**	**0**	**0**	**0**	**488.911.791**
402	01	00	00	Productos alimenticios y agropecuarios	176.031.279	0	0	0	0	176.031.279
402	01	01	00	Alimentos y bebidas para personas	174.531.279	0	0	0	0	174.531.279
402	01	02	00	Alimentos para animales	500.000	0	0	0	0	500.000
402	01	03	00	Productos agrícolas y pecuarios	1.000.000	0	0	0	0	1.000.000
402	02	00	00	Productos de minas, canteras y yacimientos	1.500.000	0	0	0	0	1.500.000
402	02	02	00	Petróleo crudo y gas natural	600.000	0	0	0	0	600.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	02	04	00	Mineral no ferroso	400.000	0	0	0	0	400.000
402	02	05	00	Piedra, arcilla, arena y tierra	500.000	0	0	0	0	500.000
402	03	00	00	Textiles y vestuarios	17.184.921	0	0	0	0	17.184.921
402	03	01	00	Textiles	6.673.504	0	0	0	0	6.673.504
402	03	02	00	Prendas de vestir	10.361.237	0	0	0	0	10.361.237
402	03	03	00	Calzados	150.180	0	0	0	0	150.180
402	04	00	00	Productos de cuero y caucho	11.095.792	0	0	0	0	11.095.792
402	04	02	00	Productos de cuero y sucedáneos del cuero	1.019.750	0	0	0	0	1.019.750
402	04	03	00	Cauchos y tripas para vehículos	9.333.216	0	0	0	0	9.333.216
402	04	99	00	Otros productos de cuero y caucho	742.826	0	0	0	0	742.826
402	05	00	00	Productos de papel, cartón e impresos	48.314.966	0	0	0	0	48.314.966
402	05	01	00	Pulpa de madera, papel y cartón	10.859.628	0	0	0	0	10.859.628
402	05	02	00	Envases y cajas de papel y cartón	2.666.059	0	0	0	0	2.666.059
402	05	03	00	Productos de papel y cartón para oficina	25.759.203	0	0	0	0	25.759.203
402	05	04	00	Libros, revistas y periódicos	1.717.466	0	0	0	0	1.717.466
402	05	06	00	Productos de papel y cartón para computación	1.000	0	0	0	0	1.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.311.610	0	0	0	0	7.311.610
402	06	00	00	Productos químicos y derivados	36.981.089	0	0	0	0	36.981.089
402	06	01	00	Sustancias químicas y de uso industrial	945.000	0	0	0	0	945.000
402	06	02	00	Abonos, plaguicidas y otros	1.278.501	0	0	0	0	1.278.501
402	06	03	00	Tintas, pinturas y colorantes	14.712.354	0	0	0	0	14.712.354
402	06	04	00	Productos farmacéuticos y medicamentos	937.334	0	0	0	0	937.334
402	06	05	00	Productos de tocador	1.927.490	0	0	0	0	1.927.490
402	06	06	00	Combustibles y lubricantes	3.407.532	0	0	0	0	3.407.532
402	06	08	00	Productos plásticos	13.772.878	0	0	0	0	13.772.878
402	07	00	00	Productos minerales no metálicos	1.800.178	0	0	0	0	1.800.178
402	07	02	00	Vidrios y productos de vidrio	601.500	0	0	0	0	601.500
402	07	03	00	Productos de arcilla para construcción	600.000	0	0	0	0	600.000
402	07	04	00	Cemento, cal y yeso	598.678	0	0	0	0	598.678
402	08	00	00	Productos metálicos	38.572.660	0	0	0	0	38.572.660
402	08	01	00	Productos primarios de hierro y acero	706.382	0	0	0	0	706.382

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	02	00	Productos de metales no ferrosos	500.000	0	0	0	0	500.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.506.664	0	0	0	0	3.506.664
402	08	04	00	Productos metálicos estructurales	100.000	0	0	0	0	100.000
402	08	07	00	Material de señalamiento	100.000	0	0	0	0	100.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	31.808.474	0	0	0	0	31.808.474
402	08	10	00	Repuestos y accesorios para otros equipos	1.851.140	0	0	0	0	1.851.140
402	09	00	00	Productos de madera	1.872.616	0	0	0	0	1.872.616
402	09	01	00	Productos primarios de madera	1.872.616	0	0	0	0	1.872.616
402	10	00	00	Productos varios y útiles diversos	154.528.415	0	0	0	0	154.528.415
402	10	01	00	Artículos de deporte, recreación y juguetes	269.385	0	0	0	0	269.385
402	10	02	00	Materiales y útiles de limpieza y aseo	14.842.072	0	0	0	0	14.842.072
402	10	03	00	Utensilios de cocina y comedor	1.870.962	0	0	0	0	1.870.962
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	363.680	0	0	0	0	363.680
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	18.285.090	0	0	0	0	18.285.090
402	10	06	00	Condecoraciones, ofrendas y similares	3.692.675	0	0	0	0	3.692.675
402	10	07	00	Productos de seguridad en el trabajo	1.251.354	0	0	0	0	1.251.354
402	10	08	00	Materiales para equipos de computación	100.822.591	0	0	0	0	100.822.591
402	10	11	00	Materiales eléctricos	8.003.641	0	0	0	0	8.003.641
402	10	12	00	Materiales para instalaciones sanitarias	4.685.198	0	0	0	0	4.685.198
402	10	99	00	Otros productos y útiles diversos	441.767	0	0	0	0	441.767
402	99	00	00	Otros materiales y suministros	1.029.875	0	0	0	0	1.029.875
402	99	01	00	Otros materiales y suministros	1.029.875	0	0	0	0	1.029.875
403	**00**	**00**	**00**	**Servicios no personales**	**508.870.643**	0	0	0	0	**508.870.643**
403	02	00	00	Alquileres de maquinaria y equipos	210.000	0	0	0	0	210.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	10.000	0	0	0	0	10.000
403	02	99	00	Alquileres de otras maquinaria y equipos	200.000	0	0	0	0	200.000
403	04	00	00	Servicios básicos	45.309.795	0	0	0	0	45.309.795
403	04	01	00	Electricidad	3.073.849	0	0	0	0	3.073.849
403	04	02	00	Gas	19.993	0	0	0	0	19.993
403	04	03	00	Agua	6.670.813	0	0	0	0	6.670.813
403	04	04	00	Teléfonos	23.192.190	0	0	0	0	23.192.190

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	04	01	Servicios de telefonía prestados por organismos públicos	12.011.529	0	0	0	0	12.011.529
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	11.180.661	0	0	0	0	11.180.661
403	04	05	00	Servicio de comunicaciones	12.008.580	0	0	0	0	12.008.580
403	04	06	00	Servicio de aseo urbano y domiciliario	260.370	0	0	0	0	260.370
403	04	07	00	Servicio de condominio	84.000	0	0	0	0	84.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	14.000	0	0	0	0	14.000
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	14.000	0	0	0	0	14.000
403	06	00	00	Servicios de transporte y almacenaje	99.640	0	0	0	0	99.640
403	06	01	00	Fletes y embalajes	40.000	0	0	0	0	40.000
403	06	03	00	Estacionamiento	59.640	0	0	0	0	59.640
403	07	00	00	Servicios de información, impresión y relaciones públicas	14.966.749	0	0	0	0	14.966.749
403	07	01	00	Publicidad y propaganda	87.000	0	0	0	0	87.000
403	07	02	00	Imprenta y reproducción	5.070.718	0	0	0	0	5.070.718
403	07	03	00	Relaciones sociales	9.609.031	0	0	0	0	9.609.031
403	07	04	00	Avisos	200.000	0	0	0	0	200.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	15.841.560	0	0	0	0	15.841.560
403	08	01	00	Primas y gastos de seguros	15.772.680	0	0	0	0	15.772.680
403	08	02	00	Comisiones y gastos bancarios	68.880	0	0	0	0	68.880
403	09	00	00	Viáticos y pasajes	162.565.083	0	0	0	0	162.565.083
403	09	01	00	Viáticos y pasajes dentro del país	82.899.243	0	0	0	0	82.899.243
403	09	02	00	Viáticos y pasajes fuera del país	79.665.840	0	0	0	0	79.665.840
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	17.481.498	0	0	0	0	17.481.498
403	10	03	00	Servicios de procesamiento de datos	183.200	0	0	0	0	183.200
403	10	07	00	Servicios de capacitación y adiestramiento	3.115.614	0	0	0	0	3.115.614
403	10	09	00	Servicios de lavandería y tintorería	2.034.000	0	0	0	0	2.034.000
403	10	11	00	Servicios para la elaboración y suministro de comida	10.272.825	0	0	0	0	10.272.825
403	10	99	00	Otros servicios profesionales y técnicos	1.875.859	0	0	0	0	1.875.859
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	49.146.026	0	0	0	0	49.146.026
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	800.000	0	0	0	0	800.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	36.466.645	0	0	0	0	36.466.645
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	558.360	0	0	0	0	558.360

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	33.665	0	0	0	0	33.665
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	11.227.356	0	0	0	0	11.227.356
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	60.000	0	0	0	0	60.000
403	12	00	00	Conservación y reparaciones menores de obras	16.725.500	0	0	0	0	16.725.500
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	16.725.500	0	0	0	0	16.725.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	77.583.855	0	0	0	0	77.583.855
403	16	01	00	Servicios de diversión, esparcimiento y culturales	77.583.855	0	0	0	0	77.583.855
403	18	00	00	Impuestos indirectos	105.797.069	0	0	0	0	105.797.069
403	18	01	00	Impuesto al valor agregado	105.797.069	0	0	0	0	105.797.069
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.336.268	0	0	0	0	2.336.268
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.336.268	0	0	0	0	2.336.268
403	99	00	00	Otros servicios no personales	793.600	0	0	0	0	793.600
403	99	01	00	Otros servicios no personales	793.600	0	0	0	0	793.600
404	**00**	**00**	**00**	**Activos reales**	**88.853.782**	**0**	**0**	**0**	**0**	**88.853.782**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	6.600.000	0	0	0	0	6.600.000
404	01	01	00	Repuestos mayores	5.400.000	0	0	0	0	5.400.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	5.400.000	0	0	0	0	5.400.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	1.200.000	0	0	0	0	1.200.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	1.200.000	0	0	0	0	1.200.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	13.490.648	0	0	0	0	13.490.648
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	2.000.000	0	0	0	0	2.000.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	11.154.448	0	0	0	0	11.154.448
404	03	05	00	Maquinaria y equipos industriales y de taller	336.200	0	0	0	0	336.200
404	04	00	00	Equipos de transporte, tracción y elevación	5.370.000	0	0	0	0	5.370.000
404	04	01	00	Vehículos automotores terrestres	5.370.000	0	0	0	0	5.370.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.047.822	0	0	0	0	6.047.822
404	05	01	00	Equipos de telecomunicaciones	6.047.822	0	0	0	0	6.047.822
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	120.000	0	0	0	0	120.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	120.000	0	0	0	0	120.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.645.455	0	0	0	0	2.645.455

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.591.055	0	0	0	0	2.591.055
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	6.400	0	0	0	0	6.400
404	07	06	00	Instrumentos musicales y equipos de audio	48.000	0	0	0	0	48.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	53.721.490	0	0	0	0	53.721.490
404	09	01	00	Mobiliario y equipos de oficina	23.453.832	0	0	0	0	23.453.832
404	09	02	00	Equipos de computación	19.916.004	0	0	0	0	19.916.004
404	09	03	00	Mobiliario y equipos de alojamiento	10.351.654	0	0	0	0	10.351.654
404	11	00	00	Inmuebles, maquinaria y equipos usados	380.218	0	0	0	0	380.218
404	11	05	00	Adquisición de maquinaria y equipos usados	380.218	0	0	0	0	380.218
404	11	05	01	Maquinaria y demás equipos de construcción, campo, industria y taller	350.000	0	0	0	0	350.000
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	30.218	0	0	0	0	30.218
404	12	00	00	Activos intangibles	457.749	0	0	0	0	457.749
404	12	04	00	Paquetes y programas de computación	457.749	0	0	0	0	457.749
404	99	00	00	Otros activos reales	20.400	0	0	0	0	20.400
404	99	01	00	Otros activos reales	20.400	0	0	0	0	20.400
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**40.506.634**	**0**	**0**	**0**	**0**	**40.506.634**
406	01	00	00	Gastos de defensa y seguridad del Estado	40.506.634	0	0	0	0	40.506.634
406	01	01	00	Gastos de defensa y seguridad del Estado	40.506.634	0	0	0	0	40.506.634
407	**00**	**00**	**00**	**Transferencias y donaciones**	**19.101.226.471**	**316.954.109**	**0**	**0**	**0**	**19.418.180.580**
407	01	00	00	Transferencias y donaciones corrientes internas	19.101.226.471	0	0	0	0	19.101.226.471
407	01	01	00	Transferencias corrientes internas al sector privado	224.973.718	0	0	0	0	224.973.718
407	01	01	01	Pensiones del personal empleado, obrero y militar	12.903.501	0	0	0	0	12.903.501
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	26.386.639	0	0	0	0	26.386.639
407	01	01	03	Becas escolares	31.845.600	0	0	0	0	31.845.600
407	01	01	04	Becas universitarias en el país	12.888.000	0	0	0	0	12.888.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	3.223.531	0	0	0	0	3.223.531
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	30.645.447	0	0	0	0	30.645.447
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	16.169.344	0	0	0	0	16.169.344
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	7.083.326	0	0	0	0	7.083.326
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	51.475.062	0	0	0	0	51.475.062
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar	32.353.268	0	0	0	0	32.353.268

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				jubilado						
407	01	02	00	Donaciones corrientes internas al sector privado	405.483.618	0	0	0	0	405.483.618
407	01	02	01	Donaciones corrientes a personas	405.483.618	0	0	0	0	405.483.618
407	01	03	00	Transferencias corrientes internas al sector público	18.470.769.135	0	0	0	0	18.470.769.135
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	18.470.769.135	0	0	0	0	18.470.769.135
407	03	00	00	Transferencias y donaciones de capital internas	0	316.954.109	0	0	0	316.954.109
407	03	03	00	Transferencias de capital internas al sector público	0	316.954.109	0	0	0	316.954.109
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	316.954.109	0	0	0	316.954.109
				Totales	**21.997.379.685**	**316.954.109**	**0**	**0**	**0**	**22.314.333.794**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128311 370062000 PROVEER DE APOYO ANALÍTICO-INFORMATIVO AL EJECUTIVO NACIONAL EN FUNCIÓN DE NEUTRALIZAR Y DERROTAR LOS PLANES DESESTABILIZADORES EN CONTRA DE LA NACIÓN.

OBJETIVO DEL PROYECTO: UNIFICAR EL FLUJO INFORMATIVO SOBRE LOS ASPECTOS ESTRATÉGICOS SENSIBLES DE SEGURIDAD Y DEFENSA DEL ESTADO, PARA CONTRIBUIR A LA CUSTODIA Y RESGUARDO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 1.052

RESPONSABLE/EJECUTOR: CENTRO ESTRATÉGICO DE SEGURIDAD Y PROTECCIÓN DE LA PATRIA (CESPPA) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**125.272.351**	0	0	0	0	**125.272.351**
401	01	00	00	Sueldos, salarios y otras retribuciones	22.637.358	0	0	0	0	22.637.358
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	9.351.317	0	0	0	0	9.351.317
401	01	18	00	Remuneraciones al personal contratado	1.800.000	0	0	0	0	1.800.000
401	01	18	02	Remuneraciones por honorarios profesionales	1.800.000	0	0	0	0	1.800.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	534.361	0	0	0	0	534.361
401	01	99	00	Otras retribuciones	10.951.680	0	0	0	0	10.951.680
401	03	00	00	Primas	41.528.635	0	0	0	0	41.528.635
401	03	01	00	Primas por mérito a empleados	8.098.243	0	0	0	0	8.098.243
401	03	02	00	Primas de transporte a empleados	2.769.480	0	0	0	0	2.769.480
401	03	03	00	Primas por hogar a empleados	5.721.256	0	0	0	0	5.721.256
401	03	04	00	Primas por hijos a empleados	4.667.672	0	0	0	0	4.667.672
401	03	08	00	Primas de profesionalización a empleados	4.557.488	0	0	0	0	4.557.488
401	03	09	00	Primas por antigüedad a empleados	4.566.768	0	0	0	0	4.566.768
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	682.092	0	0	0	0	682.092
401	03	47	00	Primas al personal de alto nivel y de dirección	241.944	0	0	0	0	241.944
401	03	95	00	Otras primas al personal de alto nivel y de dirección	180.000	0	0	0	0	180.000
401	03	97	00	Otras primas a empleados	10.043.692	0	0	0	0	10.043.692
401	04	00	00	Complementos de sueldos y salarios	13.538.528	0	0	0	0	13.538.528
401	04	06	00	Complemento a empleados por comisión de servicios	3.993.000	0	0	0	0	3.993.000
401	04	08	00	Bono compensatorio de alimentación a empleados	5.443.200	0	0	0	0	5.443.200
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	724.016	0	0	0	0	724.016
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	326.592	0	0	0	0	326.592
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	124.560	0	0	0	0	124.560
401	04	96	00	Otros complementos a empleados	2.927.160	0	0	0	0	2.927.160
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	7.899.546	0	0	0	0	7.899.546
401	05	01	00	Aguinaldos a empleados	2.271.350	0	0	0	0	2.271.350
401	05	03	00	Bono vacacional a empleados	5.042.794	0	0	0	0	5.042.794
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	423.057	0	0	0	0	423.057

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128311 370062000 PROVEER DE APOYO ANALÍTICO-INFORMATIVO AL EJECUTIVO NACIONAL EN FUNCIÓN DE NEUTRALIZAR Y DERROTAR LOS PLANES DESESTABILIZADORES EN CONTRA DE LA NACIÓN.

OBJETIVO DEL PROYECTO: UNIFICAR EL FLUJO INFORMATIVO SOBRE LOS ASPECTOS ESTRATÉGICOS SENSIBLES DE SEGURIDAD Y DEFENSA DEL ESTADO, PARA CONTRIBUIR A LA CUSTODIA Y RESGUARDO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME

META: 1.052

RESPONSABLE/EJECUTOR: CENTRO ESTRATÉGICO DE SEGURIDAD Y PROTECCIÓN DE LA PATRIA (CESPPA)

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	162.345	0	0	0	0	162.345
401	06	00	00	Aportes patronales y legales	6.811.060	0	0	0	0	6.811.060
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.700.000	0	0	0	0	3.700.000
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	936.000	0	0	0	0	936.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	521.808	0	0	0	0	521.808
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.410.592	0	0	0	0	1.410.592
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	110.808	0	0	0	0	110.808
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	19.584	0	0	0	0	19.584
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	60.936	0	0	0	0	60.936
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	51.332	0	0	0	0	51.332
401	07	00	00	Asistencia socio-económica	19.009.996	0	0	0	0	19.009.996
401	07	01	00	Capacitación y adiestramiento a empleados	1.000.000	0	0	0	0	1.000.000
401	07	02	00	Becas a empleados	2.400.000	0	0	0	0	2.400.000
401	07	03	00	Ayudas por matrimonio a empleados	180.000	0	0	0	0	180.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	78.000	0	0	0	0	78.000
401	07	05	00	Ayudas por defunción a empleados	26.252	0	0	0	0	26.252
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	168.750	0	0	0	0	168.750
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.470.000	0	0	0	0	4.470.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	7.300.000	0	0	0	0	7.300.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	810.000	0	0	0	0	810.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	237.492	0	0	0	0	237.492
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	960.000	0	0	0	0	960.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	105.750	0	0	0	0	105.750
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	75.000	0	0	0	0	75.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	24.752	0	0	0	0	24.752
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	22.500	0	0	0	0	22.500
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	67.500	0	0	0	0	67.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128311 370062000 PROVEER DE APOYO ANALÍTICO-INFORMATIVO AL EJECUTIVO NACIONAL EN FUNCIÓN DE NEUTRALIZAR Y DERROTAR LOS PLANES DESESTABILIZADORES EN CONTRA DE LA NACIÓN.

OBJETIVO DEL PROYECTO: UNIFICAR EL FLUJO INFORMATIVO SOBRE LOS ASPECTOS ESTRATÉGICOS SENSIBLES DE SEGURIDAD Y DEFENSA DEL ESTADO, PARA CONTRIBUIR A LA CUSTODIA Y RESGUARDO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 1.052

PRESUPUESTO: 2016

RESPONSABLE/EJECUTOR: CENTRO ESTRATÉGICO DE SEGURIDAD Y PROTECCIÓN DE LA PATRIA (CESPPA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	259.000	0	0	0	0	259.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	825.000	0	0	0	0	825.000
401	08	00	00	Prestaciones sociales e indemnizaciones	2.988.112	0	0	0	0	2.988.112
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.600.000	0	0	0	0	2.600.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	388.112	0	0	0	0	388.112
401	95	00	00	Otros gastos del personal de alto nivel y de dirección	1.000.000	0	0	0	0	1.000.000
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	1.000.000	0	0	0	0	1.000.000
401	96	00	00	Otros gastos del personal empleado	9.859.116	0	0	0	0	9.859.116
401	96	01	00	Otros gastos del personal empleado	9.859.116	0	0	0	0	9.859.116
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.420.058**	0	0	0	0	**11.420.058**
402	01	00	00	Productos alimenticios y agropecuarios	767.409	0	0	0	0	767.409
402	01	01	00	Alimentos y bebidas para personas	767.409	0	0	0	0	767.409
402	03	00	00	Textiles y vestuarios	1.534.688	0	0	0	0	1.534.688
402	03	02	00	Prendas de vestir	1.384.508	0	0	0	0	1.384.508
402	03	03	00	Calzados	150.180	0	0	0	0	150.180
402	04	00	00	Productos de cuero y caucho	742.826	0	0	0	0	742.826
402	04	99	00	Otros productos de cuero y caucho	742.826	0	0	0	0	742.826
402	05	00	00	Productos de papel, cartón e impresos	1.801.382	0	0	0	0	1.801.382
402	05	01	00	Pulpa de madera, papel y cartón	1.043.013	0	0	0	0	1.043.013
402	05	02	00	Envases y cajas de papel y cartón	59.559	0	0	0	0	59.559
402	05	03	00	Productos de papel y cartón para oficina	698.810	0	0	0	0	698.810
402	06	00	00	Productos químicos y derivados	2.571.246	0	0	0	0	2.571.246
402	06	03	00	Tintas, pinturas y colorantes	1.592.190	0	0	0	0	1.592.190
402	06	04	00	Productos farmacéuticos y medicamentos	24.000	0	0	0	0	24.000
402	06	06	00	Combustibles y lubricantes	195.670	0	0	0	0	195.670
402	06	08	00	Productos plásticos	759.386	0	0	0	0	759.386
402	07	00	00	Productos minerales no metálicos	8.678	0	0	0	0	8.678
402	07	04	00	Cemento, cal y yeso	8.678	0	0	0	0	8.678
402	08	00	00	Productos metálicos	507.415	0	0	0	0	507.415

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128311 370062000 PROVEER DE APOYO ANALÍTICO-INFORMATIVO AL EJECUTIVO NACIONAL EN FUNCIÓN DE NEUTRALIZAR Y DERROTAR LOS PLANES DESESTABILIZADORES EN CONTRA DE LA NACIÓN.

OBJETIVO DEL PROYECTO: UNIFICAR EL FLUJO INFORMATIVO SOBRE LOS ASPECTOS ESTRATÉGICOS SENSIBLES DE SEGURIDAD Y DEFENSA DEL ESTADO, PARA CONTRIBUIR A LA CUSTODIA Y RESGUARDO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME

META: 1.052

RESPONSABLE/EJECUTOR: CENTRO ESTRATÉGICO DE SEGURIDAD Y PROTECCIÓN DE LA PATRIA (CESPPA)

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	01	00	Productos primarios de hierro y acero	6.382	0	0	0	0	6.382
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	147.178	0	0	0	0	147.178
402	08	09	00	Repuestos y accesorios para equipos de transporte	353.855	0	0	0	0	353.855
402	10	00	00	Productos varios y útiles diversos	3.446.043	0	0	0	0	3.446.043
402	10	01	00	Artículos de deporte, recreación y juguetes	19.385	0	0	0	0	19.385
402	10	02	00	Materiales y útiles de limpieza y aseo	459.964	0	0	0	0	459.964
402	10	03	00	Utensilios de cocina y comedor	51.462	0	0	0	0	51.462
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	10.000	0	0	0		10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	216.799	0	0	0	0	216.799
402	10	06	00	Condecoraciones, ofrendas y similares	263.455	0	0	0	0	263.455
402	10	07	00	Productos de seguridad en el trabajo	106.054	0	0	0	0	106.054
402	10	08	00	Materiales para equipos de computación	1.706.126	0	0	0	0	1.706.126
402	10	11	00	Materiales eléctricos	373.832	0	0	0	0	373.832
402	10	12	00	Materiales para instalaciones sanitarias	238.966	0	0	0		238.966
402	99	00	00	Otros materiales y suministros	40.371	0	0	0	0	40.371
402	99	01	00	Otros materiales y suministros	40.371	0	0	0	0	40.371
403	00	00	00	**Servicios no personales**	**13.833.455**	0	0	0	0	**13.833.455**
403	04	00	00	Servicios básicos	2.014.742	0	0	0	0	2.014.742
403	04	01	00	Electricidad	240.000	0	0	0		240.000
403	04	03	00	Agua	34.300	0	0	0		34.300
403	04	04	00	Teléfonos	160.442	0	0	0	0	160.442
403	04	04	01	Servicios de telefonía prestados por organismos públicos	160.442	0	0	0	0	160.442
403	04	05	00	Servicio de comunicaciones	1.580.000	0	0	0	0	1.580.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	207.076	0	0	0	0	207.076
403	07	03	00	Relaciones sociales	207.076	0	0	0	0	207.076
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.534.782	0	0	0	0	1.534.782
403	08	01	00	Primas y gastos de seguros	1.517.782	0	0	0	0	1.517.782
403	08	02	00	Comisiones y gastos bancarios	17.000	0	0	0	0	17.000
403	09	00	00	Viáticos y pasajes	700.000	0	0	0	0	700.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128311 370062000 PROVEER DE APOYO ANALÍTICO-INFORMATIVO AL EJECUTIVO NACIONAL EN FUNCIÓN DE NEUTRALIZAR Y DERROTAR LOS PLANES DESESTABILIZADORES EN CONTRA DE LA NACIÓN.

OBJETIVO DEL PROYECTO: UNIFICAR EL FLUJO INFORMATIVO SOBRE LOS ASPECTOS ESTRATÉGICOS SENSIBLES DE SEGURIDAD Y DEFENSA DEL ESTADO, PARA CONTRIBUIR A LA CUSTODIA Y RESGUARDO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 1.052

RESPONSABLE/EJECUTOR: CENTRO ESTRATÉGICO DE SEGURIDAD Y PROTECCIÓN DE LA PATRIA (CESPPA) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	455.000	0	0	0	0	455.000
403	09	02	00	Viáticos y pasajes fuera del país	245.000	0	0	0	0	245.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.705.000	0	0	0	0	1.705.000
403	10	07	00	Servicios de capacitación y adiestramiento	505.000	0	0	0	0	505.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.200.000	0	0	0	0	1.200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.142.055	0	0	0	0	1.142.055
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	560.555	0	0	0	0	560.555
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	581.500	0	0	0	0	581.500
403	12	00	00	Conservación y reparaciones menores de obras	1.239.066	0	0	0	0	1.239.066
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.239.066	0	0	0	0	1.239.066
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.400.000	0	0	0	0	1.400.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.400.000	0	0	0	0	1.400.000
403	18	00	00	Impuestos indirectos	3.675.734	0	0	0	0	3.675.734
403	18	01	00	Impuesto al valor agregado	3.675.734	0	0	0	0	3.675.734
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	125.000	0	0	0	0	125.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	125.000	0	0	0	0	125.000
403	99	00	00	Otros servicios no personales	90.000	0	0	0	0	90.000
403	99	01	00	Otros servicios no personales	90.000	0	0	0	0	90.000
404	**00**	**00**	**00**	**Activos reales**	**9.705.000**	**0**	**0**	0	**0**	**9.705.000**
404	04	00	00	Equipos de transporte, tracción y elevación	1.800.000	0	0	0	0	1.800.000
404	04	01	00	Vehículos automotores terrestres	1.800.000	0	0	0	0	1.800.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.500.000	0	0	0	0	1.500.000
404	05	01	00	Equipos de telecomunicaciones	1.500.000	0	0	0	0	1.500.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	120.000	0	0	0	0	120.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	120.000	0	0	0	0	120.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.285.000	0	0	0	0	6.285.000
404	09	01	00	Mobiliario y equipos de oficina	2.625.000	0	0	0	0	2.625.000
404	09	02	00	Equipos de computación	1.960.000	0	0	0	0	1.960.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.700.000	0	0	0	0	1.700.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128311 370062000 PROVEER DE APOYO ANALÍTICO-INFORMATIVO AL EJECUTIVO NACIONAL EN FUNCIÓN DE NEUTRALIZAR Y DERROTAR LOS PLANES DESESTABILIZADORES EN CONTRA DE LA NACIÓN.

OBJETIVO DEL PROYECTO: UNIFICAR EL FLUJO INFORMATIVO SOBRE LOS ASPECTOS ESTRATÉGICOS SENSIBLES DE SEGURIDAD Y DEFENSA DEL ESTADO, PARA CONTRIBUIR A LA CUSTODIA Y RESGUARDO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME

META: 1.052

RESPONSABLE/EJECUTOR: CENTRO ESTRATÉGICO DE SEGURIDAD Y PROTECCIÓN DE LA PATRIA (CESPPA)

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**19.679.899**	**0**	**0**	**0**	**0**	**19.679.899**
406	01	00	00	Gastos de defensa y seguridad del Estado	19.679.899	0	0	0	0	19.679.899
406	01	01	00	Gastos de defensa y seguridad del Estado	19.679.899	0	0	0	0	19.679.899
				Totales	**179.910.763**	**0**	**0**	**0**	**0**	**179.910.763**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128311 370062000 PROVEER DE APOYO ANALÍTICO-INFORMATIVO AL EJECUTIVO NACIONAL EN FUNCIÓN DE NEUTRALIZAR Y DERROTAR LOS PLANES DESESTABILIZADORES EN CONTRA DE LA NACIÓN.

OBJETIVO DEL PROYECTO: UNIFICAR EL FLUJO INFORMATIVO SOBRE LOS ASPECTOS ESTRATÉGICOS SENSIBLES DE SEGURIDAD Y DEFENSA DEL ESTADO, PARA CONTRIBUIR A LA CUSTODIA Y RESGUARDO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME

META: 1.052

PRESUPUESTO: **2016**

RESPONSABLE/EJECUTOR: CENTRO ESTRATÉGICO DE SEGURIDAD Y PROTECCIÓN DE LA PATRIA (CESPPA)

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128311 370062000 PROVEER DE APOYO ANALÍTICO-INFORMATIVO AL EJECUTIVO NACIONAL EN FUNCIÓN DE NEUTRALIZAR Y DERROTAR LOS PLANES DESESTABILIZADORES EN CONTRA DE LA NACIÓN.

OBJETIVO DEL PROYECTO: UNIFICAR EL FLUJO INFORMATIVO SOBRE LOS ASPECTOS ESTRATÉGICOS SENSIBLES DE SEGURIDAD Y DEFENSA DEL ESTADO, PARA CONTRIBUIR A LA CUSTODIA Y RESGUARDO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 1.052

RESPONSABLE/EJECUTOR: CENTRO ESTRATÉGICO DE SEGURIDAD Y PROTECCIÓN DE LA PATRIA (CESPPA)

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 370062001 PROCESAR LAS DIFERENTES INFORMACIONES DE INTERÉS DEL EJECUTIVO NACIONAL SUMINISTRADAS POR LOS ÓRGANOS DE SEGURIDAD, DEFENSA, INTELIGENCIA, ORDEN INTERNO, RELACIONES EXTERIORES Y LAS INSTITUCIONES PÚBLICAS EN FUNCIÓN DE PROTEGER, NEUTRALIZAR Y DERROTAR LOS PLANES DESESTABILIZADORES EN CONTRA DE LA NACIÓN

UNIDAD DE MEDIDA: INFORME **META:** 140

RESPONSABLE/EJECUTOR: CESPPA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**125.272.351**	**0**	**0**	**0**	**0**	**125.272.351**
401	01	00	00	Sueldos, salarios y otras retribuciones	22.637.358	0	0	0	0	22.637.358
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	9.351.317	0	0	0	0	9.351.317
401	01	18	00	Remuneraciones al personal contratado	1.800.000	0	0	0	0	1.800.000
401	01	18	02	Remuneraciones por honorarios profesionales	1.800.000	0	0	0	0	1.800.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	534.361	0	0	0	0	534.361
401	01	99	00	Otras retribuciones	10.951.680	0	0	0	0	10.951.680
401	03	00	00	Primas	41.528.635	0	0	0	0	41.528.635
401	03	01	00	Primas por mérito a empleados	8.098.243	0	0	0	0	8.098.243
401	03	02	00	Primas de transporte a empleados	2.769.480	0	0	0	0	2.769.480
401	03	03	00	Primas por hogar a empleados	5.721.256	0	0	0	0	5.721.256
401	03	04	00	Primas por hijos a empleados	4.667.672	0	0	0	0	4.667.672
401	03	08	00	Primas de profesionalización a empleados	4.557.488	0	0	0	0	4.557.488
401	03	09	00	Primas por antigüedad a empleados	4.566.768	0	0	0	0	4.566.768
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	682.092	0	0	0	0	682.092
401	03	47	00	Primas al personal de alto nivel y de dirección	241.944	0	0	0	0	241.944
401	03	95	00	Otras primas al personal de alto nivel y de dirección	180.000	0	0	0	0	180.000
401	03	97	00	Otras primas a empleados	10.043.692	0	0	0	0	10.043.692
401	04	00	00	Complementos de sueldos y salarios	13.538.528	0	0	0	0	13.538.528
401	04	06	00	Complemento a empleados por comisión de servicios	3.993.000	0	0	0	0	3.993.000
401	04	08	00	Bono compensatorio de alimentación a empleados	5.443.200	0	0	0	0	5.443.200
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	724.016	0	0	0	0	724.016
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	326.592	0	0	0	0	326.592
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	124.560	0	0	0	0	124.560

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128311 370062000 PROVEER DE APOYO ANALÍTICO-INFORMATIVO AL EJECUTIVO NACIONAL EN FUNCIÓN DE NEUTRALIZAR Y DERROTAR LOS PLANES DESESTABILIZADORES EN CONTRA DE LA NACIÓN.

OBJETIVO DEL PROYECTO: UNIFICAR EL FLUJO INFORMATIVO SOBRE LOS ASPECTOS ESTRATÉGICOS SENSIBLES DE SEGURIDAD Y DEFENSA DEL ESTADO, PARA CONTRIBUIR A LA CUSTODIA Y RESGUARDO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 1.052 **PRESUPUESTO:** 2016

RESPONSABLE/EJECUTOR: CENTRO ESTRATÉGICO DE SEGURIDAD Y PROTECCIÓN DE LA PATRIA (CESPPA)

ACCIÓN ESPECÍFICA: 370062001 PROCESAR LAS DIFERENTES INFORMACIONES DE INTERÉS DEL EJECUTIVO NACIONAL SUMINISTRADAS POR LOS ÓRGANOS DE SEGURIDAD, DEFENSA, INTELIGENCIA, ORDEN INTERNO, RELACIONES EXTERIORES Y LAS INSTITUCIONES PÚBLICAS EN FUNCIÓN DE PROTEGER, NEUTRALIZAR Y DERROTAR LOS PLANES DESESTABILIZADORES EN CONTRA DE LA NACIÓN

UNIDAD DE MEDIDA: INFORME **META:** 140

RESPONSABLE/EJECUTOR: CESPPA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	
401	04	96	00	Otros complementos a empleados	2.927.160	0	0	0	0	2.927.160
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	7.899.546	0	0	0	0	7.899.546
401	05	01	00	Aguinaldos a empleados	2.271.350	0	0	0	0	2.271.350
401	05	03	00	Bono vacacional a empleados	5.042.794	0	0	0	0	5.042.794
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	423.057	0	0	0	0	423.057
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	162.345	0	0	0	0	162.345
401	06	00	00	Aportes patronales y legales	6.811.060	0	0	0	0	6.811.060
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.700.000	0	0	0	0	3.700.000
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	936.000	0	0	0	0	936.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	521.808	0	0	0	0	521.808
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.410.592	0	0	0	0	1.410.592
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	110.808	0	0	0	0	110.808
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	19.584	0	0	0	0	19.584
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	60.936	0	0	0	0	60.936
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	51.332	0	0	0	0	51.332
401	07	00	00	Asistencia socio-económica	19.009.996	0	0	0	0	19.009.996
401	07	01	00	Capacitación y adiestramiento a empleados	1.000.000	0	0	0	0	1.000.000
401	07	02	00	Becas a empleados	2.400.000	0	0	0	0	2.400.000
401	07	03	00	Ayudas por matrimonio a empleados	180.000	0	0	0	0	180.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	78.000	0	0	0	0	78.000
401	07	05	00	Ayudas por defunción a empleados	26.252	0	0	0	0	26.252
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	168.750	0	0	0	0	168.750
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.470.000	0	0	0	0	4.470.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128311 370062000 PROVEER DE APOYO ANALÍTICO-INFORMATIVO AL EJECUTIVO NACIONAL EN FUNCIÓN DE NEUTRALIZAR Y DERROTAR LOS PLANES DESESTABILIZADORES EN CONTRA DE LA NACIÓN.

OBJETIVO DEL PROYECTO: UNIFICAR EL FLUJO INFORMATIVO SOBRE LOS ASPECTOS ESTRATÉGICOS SENSIBLES DE SEGURIDAD Y DEFENSA DEL ESTADO, PARA CONTRIBUIR A LA CUSTODIA Y RESGUARDO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 1.052

RESPONSABLE/EJECUTOR: CENTRO ESTRATÉGICO DE SEGURIDAD Y PROTECCIÓN DE LA PATRIA (CESPPA)

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 370062001 PROCESAR LAS DIFERENTES INFORMACIONES DE INTERÉS DEL EJECUTIVO NACIONAL SUMINISTRADAS POR LOS ÓRGANOS DE SEGURIDAD, DEFENSA, INTELIGENCIA, ORDEN INTERNO, RELACIONES EXTERIORES Y LAS INSTITUCIONES PÚBLICAS EN FUNCIÓN DE PROTEGER, NEUTRALIZAR Y DERROTAR LOS PLANES DESESTABILIZADORES EN CONTRA DE LA NACIÓN

UNIDAD DE MEDIDA: INFORME **META:** 140

RESPONSABLE/EJECUTOR: CESPPA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	7.300.000	0	0	0	0	7.300.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	810.000	0	0	0	0	810.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	237.492	0	0	0	0	237.492
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	960.000	0	0	0	0	960.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	105.750	0	0	0	0	105.750
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	75.000	0	0	0	0	75.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	24.752	0	0	0	0	24.752
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	22.500	0	0	0	0	22.500
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	67.500	0	0	0	0	67.500
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	259.000	0	0	0	0	259.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	825.000	0	0	0	0	825.000
401	08	00	00	Prestaciones sociales e indemnizaciones	2.988.112	0	0	0	0	2.988.112
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.600.000	0	0	0	0	2.600.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	388.112	0	0	0	0	388.112
401	95	00	00	Otros gastos del personal de alto nivel y de dirección	1.000.000	0	0	0	0	1.000.000
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	1.000.000	0	0	0	0	1.000.000
401	96	00	00	Otros gastos del personal empleado	9.859.116	0	0	0	0	9.859.116
401	96	01	00	Otros gastos del personal empleado	9.859.116	0	0	0	0	9.859.116
403	**00**	**00**	**00**	**Servicios no personales**	**142.000**	**0**	**0**	**0**	**0**	**142.000**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	17.000	0	0	0	0	17.000
403	08	02	00	Comisiones y gastos bancarios	17.000	0	0	0	0	17.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	125.000	0	0	0	0	125.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	125.000	0	0	0	0	125.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128311 370062000 PROVEER DE APOYO ANALÍTICO-INFORMATIVO AL EJECUTIVO NACIONAL EN FUNCIÓN DE NEUTRALIZAR Y DERROTAR LOS PLANES DESESTABILIZADORES EN CONTRA DE LA NACIÓN.

OBJETIVO DEL PROYECTO: UNIFICAR EL FLUJO INFORMATIVO SOBRE LOS ASPECTOS ESTRATÉGICOS SENSIBLES DE SEGURIDAD Y DEFENSA DEL ESTADO, PARA CONTRIBUIR A LA CUSTODIA Y RESGUARDO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 1.052

RESPONSABLE/EJECUTOR: CENTRO ESTRATÉGICO DE SEGURIDAD Y PROTECCIÓN DE LA PATRIA (CESPPA) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 370062001 PROCESAR LAS DIFERENTES INFORMACIONES DE INTERÉS DEL EJECUTIVO NACIONAL SUMINISTRADAS POR LOS ÓRGANOS DE SEGURIDAD, DEFENSA, INTELIGENCIA, ORDEN INTERNO, RELACIONES EXTERIORES Y LAS INSTITUCIONES PÚBLICAS EN FUNCIÓN DE PROTEGER, NEUTRALIZAR Y DERROTAR LOS PLANES DESESTABILIZADORES EN CONTRA DE LA NACIÓN

UNIDAD DE MEDIDA: INFORME **META:** 140

RESPONSABLE/EJECUTOR: CESPPA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	**125.414.351**	**0**	**0**	**0**	**0**	**125.414.351**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128311 370062000 PROVEER DE APOYO ANALÍTICO-INFORMATIVO AL EJECUTIVO NACIONAL EN FUNCIÓN DE NEUTRALIZAR Y DERROTAR LOS PLANES DESESTABILIZADORES EN CONTRA DE LA NACIÓN.

OBJETIVO DEL PROYECTO: UNIFICAR EL FLUJO INFORMATIVO SOBRE LOS ASPECTOS ESTRATÉGICOS SENSIBLES DE SEGURIDAD Y DEFENSA DEL ESTADO, PARA CONTRIBUIR A LA CUSTODIA Y RESGUARDO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 1.052

RESPONSABLE/EJECUTOR: CENTRO ESTRATÉGICO DE SEGURIDAD Y PROTECCIÓN DE LA PATRIA (CESPPA)

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 370062002 GENERAR EL SUMINISTRO DE LOS BIENES Y SERVICIOS A TRAVÉS DE LOS PROCESOS DE ADQUISICIÓN Y CONTRATACIONES.

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 95

RESPONSABLE/EJECUTOR: CESPPA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.420.058**	**0**	**0**	**0**	**0**	**11.420.058**
402	01	00	00	Productos alimenticios y agropecuarios	767.409	0	0	0	0	767.409
402	01	01	00	Alimentos y bebidas para personas	767.409	0	0	0	0	767.409
402	03	00	00	Textiles y vestuarios	1.534.688	0	0	0	0	1.534.688
402	03	02	00	Prendas de vestir	1.384.508	0	0	0	0	1.384.508
402	03	03	00	Calzados	150.180	0	0	0	0	150.180
402	04	00	00	Productos de cuero y caucho	742.826	0	0	0	0	742.826
402	04	99	00	Otros productos de cuero y caucho	742.826	0	0	0	0	742.826
402	05	00	00	Productos de papel, cartón e impresos	1.801.382	0	0	0	0	1.801.382
402	05	01	00	Pulpa de madera, papel y cartón	1.043.013	0	0	0	0	1.043.013
402	05	02	00	Envases y cajas de papel y cartón	59.559	0	0	0	0	59.559
402	05	03	00	Productos de papel y cartón para oficina	698.810	0	0	0	0	698.810
402	06	00	00	Productos químicos y derivados	2.571.246	0	0	0	0	2.571.246
402	06	03	00	Tintas, pinturas y colorantes	1.592.190	0	0	0	0	1.592.190
402	06	04	00	Productos farmacéuticos y medicamentos	24.000	0	0	0	0	24.000
402	06	06	00	Combustibles y lubricantes	195.670	0	0	0	0	195.670
402	06	08	00	Productos plásticos	759.386	0	0	0	0	759.386
402	07	00	00	Productos minerales no metálicos	8.678	0	0	0	0	8.678
402	07	04	00	Cemento, cal y yeso	8.678	0	0	0	0	8.678
402	08	00	00	Productos metálicos	507.415	0	0	0	0	507.415
402	08	01	00	Productos primarios de hierro y acero	6.382	0	0	0	0	6.382
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	147.178	0	0	0	0	147.178
402	08	09	00	Repuestos y accesorios para equipos de transporte	353.855	0	0	0	0	353.855
402	10	00	00	Productos varios y útiles diversos	3.446.043	0	0	0	0	3.446.043
402	10	01	00	Artículos de deporte, recreación y juguetes	19.385	0	0	0	0	19.385

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128311 370062000 PROVEER DE APOYO ANALÍTICO-INFORMATIVO AL EJECUTIVO NACIONAL EN FUNCIÓN DE NEUTRALIZAR Y DERROTAR LOS PLANES DESESTABILIZADORES EN CONTRA DE LA NACIÓN.

OBJETIVO DEL PROYECTO: UNIFICAR EL FLUJO INFORMATIVO SOBRE LOS ASPECTOS ESTRATÉGICOS SENSIBLES DE SEGURIDAD Y DEFENSA DEL ESTADO, PARA CONTRIBUIR A LA CUSTODIA Y RESGUARDO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 1.052

RESPONSABLE/EJECUTOR: CENTRO ESTRATÉGICO DE SEGURIDAD Y PROTECCIÓN DE LA PATRIA (CESPPA) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 370062002 GENERAR EL SUMINISTRO DE LOS BIENES Y SERVICIOS A TRAVÉS DE LOS PROCESOS DE ADQUISICIÓN Y CONTRATACIONES.

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 95

RESPONSABLE/EJECUTOR: CESPPA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	459.964	0	0	0	0	459.964
402	10	03	00	Utensilios de cocina y comedor	51.462	0	0	0	0	51.462
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	10.000	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	216.799	0	0	0	0	216.799
402	10	06	00	Condecoraciones, ofrendas y similares	263.455	0	0	0	0	263.455
402	10	07	00	Productos de seguridad en el trabajo	106.054	0	0	0	0	106.054
402	10	08	00	Materiales para equipos de computación	1.706.126	0	0	0	0	1.706.126
402	10	11	00	Materiales eléctricos	373.832	0	0	0	0	373.832
402	10	12	00	Materiales para instalaciones sanitarias	238.966	0	0	0	0	238.966
402	99	00	00	Otros materiales y suministros	40.371	0	0	0	0	40.371
402	99	01	00	Otros materiales y suministros	40.371	0	0	0	0	40.371
403	**00**	**00**	**00**	**Servicios no personales**	**12.991.455**	**0**	**0**	0	**0**	**12.991.455**
403	04	00	00	Servicios básicos	2.014.742	0	0	0	0	2.014.742
403	04	01	00	Electricidad	240.000	0	0	0	0	240.000
403	04	03	00	Agua	34.300	0	0	0	0	34.300
403	04	04	00	Teléfonos	160.442	0	0	0	0	160.442
403	04	04	01	Servicios de telefonía prestados por organismos públicos	160.442	0	0	0	0	160.442
403	04	05	00	Servicio de comunicaciones	1.580.000	0	0	0	0	1.580.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	207.076	0	0	0	0	207.076
403	07	03	00	Relaciones sociales	207.076	0	0	0	0	207.076
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.517.782	0	0	0	0	1.517.782
403	08	01	00	Primas y gastos de seguros	1.517.782	0	0	0	0	1.517.782
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.705.000	0	0	0	0	1.705.000
403	10	07	00	Servicios de capacitación y adiestramiento	505.000	0	0	0	0	505.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.200.000	0	0	0	0	1.200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128311 370062000 PROVEER DE APOYO ANALÍTICO-INFORMATIVO AL EJECUTIVO NACIONAL EN FUNCIÓN DE NEUTRALIZAR Y DERROTAR LOS PLANES DESESTABILIZADORES EN CONTRA DE LA NACIÓN.

OBJETIVO DEL PROYECTO: UNIFICAR EL FLUJO INFORMATIVO SOBRE LOS ASPECTOS ESTRATÉGICOS SENSIBLES DE SEGURIDAD Y DEFENSA DEL ESTADO, PARA CONTRIBUIR A LA CUSTODIA Y RESGUARDO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 1.052

RESPONSABLE/EJECUTOR: CENTRO ESTRATÉGICO DE SEGURIDAD Y PROTECCIÓN DE LA PATRIA (CESPPA)

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 370062002 GENERAR EL SUMINISTRO DE LOS BIENES Y SERVICIOS A TRAVÉS DE LOS PROCESOS DE ADQUISICIÓN Y CONTRATACIONES.

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 95

RESPONSABLE/EJECUTOR: CESPPA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.142.055	0	0	0	0	1.142.055
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	560.555	0	0	0	0	560.555
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	581.500	0	0	0	0	581.500
403	12	00	00	Conservación y reparaciones menores de obras	1.239.066	0	0	0	0	1.239.066
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.239.066	0	0	0	0	1.239.066
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.400.000	0	0	0	0	1.400.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.400.000	0	0	0	0	1.400.000
403	18	00	00	Impuestos indirectos	3.675.734	0	0	0	0	3.675.734
403	18	01	00	Impuesto al valor agregado	3.675.734	0	0	0	0	3.675.734
403	99	00	00	Otros servicios no personales	90.000	0	0	0	0	90.000
403	99	01	00	Otros servicios no personales	90.000	0	0	0	0	90.000
404	**00**	**00**	**00**	**Activos reales**	**9.705.000**	**0**	**0**	**0**	**0**	**9.705.000**
404	04	00	00	Equipos de transporte, tracción y elevación	1.800.000	0	0	0	0	1.800.000
404	04	01	00	Vehículos automotores terrestres	1.800.000	0	0	0	0	1.800.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.500.000	0	0	0	0	1.500.000
404	05	01	00	Equipos de telecomunicaciones	1.500.000	0	0	0	0	1.500.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	120.000	0	0	0	0	120.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	120.000	0	0	0	0	120.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.285.000	0	0	0	0	6.285.000
404	09	01	00	Mobiliario y equipos de oficina	2.625.000	0	0	0	0	2.625.000
404	09	02	00	Equipos de computación	1.960.000	0	0	0	0	1.960.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.700.000	0	0	0	0	1.700.000
				Totales	**34.116.513**	**0**	**0**	**0**	**0**	**34.116.513**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128311 370062000 PROVEER DE APOYO ANALÍTICO-INFORMATIVO AL EJECUTIVO NACIONAL EN FUNCIÓN DE NEUTRALIZAR Y DERROTAR LOS PLANES DESESTABILIZADORES EN CONTRA DE LA NACIÓN.

OBJETIVO DEL PROYECTO: UNIFICAR EL FLUJO INFORMATIVO SOBRE LOS ASPECTOS ESTRATÉGICOS SENSIBLES DE SEGURIDAD Y DEFENSA DEL ESTADO, PARA CONTRIBUIR A LA CUSTODIA Y RESGUARDO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 1.052

RESPONSABLE/EJECUTOR: CENTRO ESTRATÉGICO DE SEGURIDAD Y PROTECCIÓN DE LA PATRIA (CESPPA) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 370062003 REALIZAR LOS TRABAJOS DE INVESTIGACIÓN DE CAMPO A OBJETO DE VERIFICAR LA INFORMACIÓN SUMINISTRADA POR LA DIRECCION DE ANÁLISIS Y PROCESAMIENTO DE LA INFORMACIÓN Y LA DIRECCIÓN DE ESTUDIOS TECNOLÓGICOS

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 450

RESPONSABLE/EJECUTOR: CESPPA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**700.000**	0	0	0	0	**700.000**
403	09	00	00	Viáticos y pasajes	700.000	0	0	0	0	700.000
403	09	01	00	Viáticos y pasajes dentro del país	455.000	0	0	0	0	455.000
403	09	02	00	Viáticos y pasajes fuera del país	245.000	0	0	0	0	245.000
406	00	00	00	**Gastos de defensa y seguridad del estado**	**19.679.899**	0	0	0	0	**19.679.899**
406	01	00	00	Gastos de defensa y seguridad del Estado	19.679.899	0	0	0	0	19.679.899
406	01	01	00	Gastos de defensa y seguridad del Estado	19.679.899	0	0	0	0	19.679.899
				Totales	**20.379.899**	**0**	**0**	**0**	**0**	**20.379.899**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128351 370064000 SEGUIMIENTO E INSPECCIÓN DE LA GESTIÓN DE GOBIERNO EN BASE A LA SUPERVISIÓN, EVALUACIÓN Y CONTROL DE LAS POLÍTICAS PÚBLICAS

OBJETIVO DEL PROYECTO: INSPECCIONAR, VERIFICAR Y REVISAR EL CUMPLIMIENTO DE LAS ACTIVIDADES Y METAS DE PLANES, INSTRUCCIONES PRESIDENCIALES, PROYECTOS, PROGRAMAS, OBRAS Y SERVICIOS DEL PODER EJECUTIVO NACIONAL, CONSEJO COMUNALES Y ACTIVIDADES QUE DESARROLLAN LAS COMUNIDADES ORGANIZADAS PARA MANTENER INFORMADO Y FACILITAR LA TOMA DE DECISIONES AL PRESIDENTE DE LA REPÚBLICA Y AL MINISTRO AL RESPECTO A LA GESTIÓN DE GOBIERNO

UNIDAD DE MEDIDA: INFORME **META:** 2.216

RESPONSABLE/EJECUTOR: DESPACHO DE SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**31.144.000**	0	0	0	0	**31.144.000**
402	03	00	00	Textiles y vestuarios	6.000.000	0	0	0	0	6.000.000
402	03	01	00	Textiles	1.500.000	0	0	0	0	1.500.000
402	03	02	00	Prendas de vestir	4.500.000	0	0	0	0	4.500.000
402	05	00	00	Productos de papel, cartón e impresos	5.892.000	0	0	0	0	5.892.000
402	05	01	00	Pulpa de madera, papel y cartón	504.000		0	0	0	504.000
402	05	02	00	Envases y cajas de papel y cartón	388.000	0	0	0	0	388.000
402	05	03	00	Productos de papel y cartón para oficina	3.000.000	0	0	0	0	3.000.000
402	05	04	00	Libros, revistas y periódicos	500.000	0	0	0	0	500.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.500.000	0	0	0	0	1.500.000
402	06	00	00	Productos químicos y derivados	572.000	0	0	0	0	572.000
402	06	08	00	Productos plásticos	572.000	0	0	0	0	572.000
402	10	00	00	Productos varios y útiles diversos	18.680.000	0	0	0	0	18.680.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.000.000	0	0	0	0	2.000.000
402	10	06	00	Condecoraciones, ofrendas y similares	680.000	0	0	0	0	680.000
402	10	08	00	Materiales para equipos de computación	16.000.000	0	0	0	0	16.000.000
403	00	00	00	**Servicios no personales**	**33.355.500**	0	0	0	0	**33.355.500**
403	07	00	00	Servicios de información, impresión y relaciones públicas	500.000	0	0	0	0	500.000
403	07	02	00	Imprenta y reproducción	300.000	0	0	0	0	300.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	32.000.000	0	0	0	0	32.000.000
403	09	01	00	Viáticos y pasajes dentro del país	32.000.000	0	0	0	0	32.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	200.000	0	0	0	0	200.000
403	10	07	00	Servicios de capacitación y adiestramiento	200.000	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	655.500	0	0	0	0	655.50
403	18	01	00	Impuesto al valor agregado	655.500	0	0	0	0	655.50
404	00	00	00	**Activos reales**	**5.500.500**	0	0	0	0	**5.500.500**
404	05	00	00	Equipos de comunicaciones y de señalamiento	600.000	0	0	0	0	600.000
404	05	01	00	Equipos de telecomunicaciones	600.000	0	0	0	0	600.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128351 370064000 SEGUIMIENTO E INSPECCIÓN DE LA GESTIÓN DE GOBIERNO EN BASE A LA SUPERVISIÓN, EVALUACIÓN Y CONTROL DE LAS POLÍTICAS PÚBLICAS

OBJETIVO DEL PROYECTO: INSPECCIONAR, VERIFICAR Y REVISAR EL CUMPLIMIENTO DE LAS ACTIVIDADES Y METAS DE PLANES, INSTRUCCIONES PRESIDENCIALES, PROYECTOS, PROGRAMAS, OBRAS Y SERVICIOS DEL PODER EJECUTIVO NACIONAL, CONSEJO COMUNALES Y ACTIVIDADES QUE DESARROLLAN LAS COMUNIDADES ORGANIZADAS PARA MANTENER INFORMADO Y FACILITAR LA TOMA DE DECISIONES AL PRESIDENTE DE LA REPÚBLICA Y AL MINISTRO AL RESPECTO A LA GESTIÓN DE GOBIERNO

UNIDAD DE MEDIDA: INFORME **META:** 2.216

PRESUPUESTO: 2016

RESPONSABLE/EJECUTOR: DESPACHO DE SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.900.500	0	0	0	0	4.900.500
404	09	01	00	Mobiliario y equipos de oficina	1.000.000	0	0	0	0	1.000.000
404	09	02	00	Equipos de computación	3.000.000	0	0	0	0	3.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	900.500	0	0	0	0	900.500
				Totales	**70.000.000**	0	0	0	0	**70.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128351 370064000 SEGUIMIENTO E INSPECCIÓN DE LA GESTIÓN DE GOBIERNO EN BASE A LA SUPERVISIÓN, EVALUACIÓN Y CONTROL DE LAS POLÍTICAS PÚBLICAS

OBJETIVO DEL PROYECTO: INSPECCIONAR, VERIFICAR Y REVISAR EL CUMPLIMIENTO DE LAS ACTIVIDADES Y METAS DE PLANES, INSTRUCCIONES PRESIDENCIALES, PROYECTOS, PROGRAMAS, OBRAS Y SERVICIOS DEL PODER EJECUTIVO NACIONAL, CONSEJO COMUNALES Y ACTIVIDADES QUE DESARROLLAN LAS COMUNIDADES ORGANIZADAS PARA MANTENER INFORMADO Y FACILITAR LA TOMA DE DECISIONES AL PRESIDENTE DE LA REPÚBLICA Y AL MINISTRO AL RESPECTO A LA GESTIÓN DE GOBIERNO

UNIDAD DE MEDIDA: INFORME

META: 2.216

RESPONSABLE/EJECUTOR: DESPACHO DE SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128351 370064000 SEGUIMIENTO E INSPECCIÓN DE LA GESTIÓN DE GOBIERNO EN BASE A LA SUPERVISIÓN, EVALUACIÓN Y CONTROL DE LAS POLÍTICAS PÚBLICAS

OBJETIVO DEL PROYECTO: INSPECCIONAR, VERIFICAR Y REVISAR EL CUMPLIMIENTO DE LAS ACTIVIDADES Y METAS DE PLANES, INSTRUCCIONES PRESIDENCIALES, PROYECTOS, PROGRAMAS, OBRAS Y SERVICIOS DEL PODER EJECUTIVO NACIONAL, CONSEJO COMUNALES Y ACTIVIDADES QUE DESARROLLAN LAS COMUNIDADES ORGANIZADAS PARA MANTENER INFORMADO Y FACILITAR LA TOMA DE DECISIONES AL PRESIDENTE DE LA REPÚBLICA Y AL MINISTRO AL RESPECTO A LA GESTIÓN DE GOBIERNO

UNIDAD DE MEDIDA: INFORME **META:** 2.216

RESPONSABLE/EJECUTOR: DESPACHO DE SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 370064001 INSPECCIÓN, EVALUACIÓN Y SEGUIMIENTO DE LOS ÓRGANOS, ENTES, MISIONES Y COMUNIDADES ORGANIZADAS QUE ADMINISTREN RECURSOS DEL ESTADO

UNIDAD DE MEDIDA: INFORME **META:** 2.216

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SEGUIMIENTO E INSPECCIÓN DE LA GESTIÓN DE GOBIERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**31.144.000**	**0**	**0**	**0**	**0**	**31.144.000**
402	03	00	00	Textiles y vestuarios	6.000.000	0	0	0	0	6.000.000
402	03	01	00	Textiles	1.500.000	0	0	0	0	1.500.000
402	03	02	00	Prendas de vestir	4.500.000	0	0	0	0	4.500.000
402	05	00	00	Productos de papel, cartón e impresos	5.892.000	0	0	0	0	5.892.000
402	05	01	00	Pulpa de madera, papel y cartón	504.000	0	0	0	0	504.000
402	05	02	00	Envases y cajas de papel y cartón	388.000	0	0	0	0	388.000
402	05	03	00	Productos de papel y cartón para oficina	3.000.000	0	0	0	0	3.000.000
402	05	04	00	Libros, revistas y periódicos	500.000	0	0	0	0	500.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.500.000	0	0	0	0	1.500.000
402	06	00	00	Productos químicos y derivados	572.000	0	0	0	0	572.000
402	06	08	00	Productos plásticos	572.000	0	0	0	0	572.000
402	10	00	00	Productos varios y útiles diversos	18.680.000	0	0	0	0	18.680.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.000.000	0	0	0	0	2.000.000
402	10	06	00	Condecoraciones, ofrendas y similares	680.000	0	0	0	0	680.000
402	10	08	00	Materiales para equipos de computación	16.000.000	0	0	0	0	16.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**33.355.500**	**0**	**0**	**0**	**0**	**33.355.500**
403	07	00	00	Servicios de información, impresión y relaciones públicas	500.000	0	0	0	0	500.000
403	07	02	00	Imprenta y reproducción	300.000	0	0	0	0	300.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	32.000.000	0	0	0	0	32.000.000
403	09	01	00	Viáticos y pasajes dentro del país	32.000.000	0	0	0	0	32.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	200.000	0	0	0	0	200.000
403	10	07	00	Servicios de capacitación y adiestramiento	200.000	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	655.500	0	0	0	0	655.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

37 - 31

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128351 370064000 SEGUIMIENTO E INSPECCIÓN DE LA GESTIÓN DE GOBIERNO EN BASE A LA SUPERVISIÓN, EVALUACIÓN Y CONTROL DE LAS POLÍTICAS PÚBLICAS

OBJETIVO DEL PROYECTO: INSPECCIONAR, VERIFICAR Y REVISAR EL CUMPLIMIENTO DE LAS ACTIVIDADES Y METAS DE PLANES, INSTRUCCIONES PRESIDENCIALES, PROYECTOS, PROGRAMAS, OBRAS Y SERVICIOS DEL PODER EJECUTIVO NACIONAL, CONSEJO COMUNALES Y ACTIVIDADES QUE DESARROLLAN LAS COMUNIDADES ORGANIZADAS PARA MANTENER INFORMADO Y FACILITAR LA TOMA DE DECISIONES AL PRESIDENTE DE LA REPÚBLICA Y AL MINISTRO AL RESPECTO A LA GESTIÓN DE GOBIERNO

UNIDAD DE MEDIDA: INFORME **META:** 2.216

RESPONSABLE/EJECUTOR: DESPACHO DE SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 370064001 INSPECCIÓN, EVALUACIÓN Y SEGUIMIENTO DE LOS ÓRGANOS, ENTES, MISIONES Y COMUNIDADES ORGANIZADAS QUE ADMINISTREN RECURSOS DEL ESTADO

UNIDAD DE MEDIDA: INFORME **META:** 2.216

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SEGUIMIENTO E INSPECCIÓN DE LA GESTIÓN DE GOBIERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	655.500	0	0	0	0	655.500
404	**00**	**00**	**00**	**Activos reales**	**5.500.500**	**0**	**0**	**0**	**0**	**5.500.500**
404	05	00	00	Equipos de comunicaciones y de señalamiento	600.000	0	0	0	0	600.000
404	05	01	00	Equipos de telecomunicaciones	600.000	0	0	0	0	600.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.900.500	0	0	0	0	4.900.500
404	09	01	00	Mobiliario y equipos de oficina	1.000.000	0	0	0	0	1.000.000
404	09	02	00	Equipos de computación	3.000.000	0	0	0	0	3.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	900.500	0	0	0	0	900.500
				Totales	**70.000.000**	**0**	**0**	**0**	**0**	**70.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128384 370065000 SERVICIOS DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL.

OBJETIVO DEL PROYECTO: OPERACIONALIZAR LA PROTECCIÓN INTEGRAL EN LAS MOVILIZACIONES NACIONALES E INTERNACIONALES DE LOS REPRESENTANTES DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: DISPOSITIVO **META:** 93

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**13.740.000**	**0**	**0**	**0**	**0**	**13.740.000**
401	04	00	00	Complementos de sueldos y salarios	13.740.000	0	0	0	0	13.740.000
401	04	96	00	Otros complementos a empleados	8.610.000	0	0	0	0	8.610.000
401	04	97	00	Otros complementos a obreros	5.130.000	0	0	0	0	5.130.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**55.357.154**	**0**	**0**	**0**	**0**	**55.357.154**
402	01	00	00	Productos alimenticios y agropecuarios	8.408.720	0	0	0	0	8.408.720
402	01	01	00	Alimentos y bebidas para personas	8.408.720	0	0	0	0	8.408.720
402	03	00	00	Textiles y vestuarios	4.843.749	0	0	0	0	4.843.749
402	03	01	00	Textiles	1.500.000	0	0	0	0	1.500.000
402	03	02	00	Prendas de vestir	3.343.749	0	0	0	0	3.343.749
402	04	00	00	Productos de cuero y caucho	4.348.600	0	0	0	0	4.348.600
402	04	03	00	Cauchos y tripas para vehículos	4.348.600	0	0	0	0	4.348.600
402	05	00	00	Productos de papel, cartón e impresos	2.428.211	0	0	0	0	2.428.211
402	05	01	00	Pulpa de madera, papel y cartón	69.897	0	0	0	0	69.897
402	05	03	00	Productos de papel y cartón para oficina	2.358.314	0	0	0	0	2.358.314
402	06	00	00	Productos químicos y derivados	3.251.162	0	0	0	0	3.251.162
402	06	03	00	Tintas, pinturas y colorantes	939.300	0	0	0	0	939.300
402	06	06	00	Combustibles y lubricantes	2.311.862	0	0	0	0	2.311.862
402	08	00	00	Productos metálicos	21.145.101	0	0	0	0	21.145.101
402	08	09	00	Repuestos y accesorios para equipos de transporte	21.145.101	0	0	0	0	21.145.101
402	10	00	00	Productos varios y útiles diversos	10.931.611	0	0	0	0	10.931.611
402	10	02	00	Materiales y útiles de limpieza y aseo	3.952.420	0	0	0	0	3.952.420
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.846.240	0	0	0	0	2.846.240
402	10	06	00	Condecoraciones, ofrendas y similares	704.920	0	0	0	0	704.920
402	10	08	00	Materiales para equipos de computación	3.428.031	0	0	0	0	3.428.031
403	**00**	**00**	**00**	**Servicios no personales**	**50.816.489**	**0**	**0**	**0**	**0**	**50.816.489**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	8.200	0	0	0	0	8.200
403	08	02	00	Comisiones y gastos bancarios	8.200	0	0	0	0	8.200
403	09	00	00	Viáticos y pasajes	23.149.963	0	0	0	0	23.149.963
403	09	01	00	Viáticos y pasajes dentro del país	7.821.123	0	0	0	0	7.821.123

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

37 - 33

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128384 370065000 SERVICIOS DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL.

OBJETIVO DEL PROYECTO: OPERACIONALIZAR LA PROTECCIÓN INTEGRAL EN LAS MOVILIZACIONES NACIONALES E INTERNACIONALES DE LOS REPRESENTANTES DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: DISPOSITIVO

META: 93

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	15.328.840	0	0	0	0	15.328.840
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	484.000	0	0	0	0	484.000
403	10	09	00	Servicios de lavandería y tintorería	484.000	0	0	0	0	484.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	22.196.561	0	0	0	0	22.196.561
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	800.000	0	0	0	0	800.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	21.396.561	0	0	0	0	21.396.561
403	18	00	00	Impuestos indirectos	4.977.765	0	0	0	0	4.977.765
403	18	01	00	Impuesto al valor agregado	4.977.765	0	0	0	0	4.977.765
404	**00**	**00**	**00**	**Activos reales**	**5.259.622**	**0**	**0**	**0**	**0**	**5.259.622**
404	05	00	00	Equipos de comunicaciones y de señalamiento	800.000	0	0	0	0	800.000
404	05	01	00	Equipos de telecomunicaciones	800.000	0	0	0	0	800.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.459.622	0	0	0	0	4.459.622
404	09	01	00	Mobiliario y equipos de oficina	850.000	0	0	0	0	850.000
404	09	02	00	Equipos de computación	1.200.000	0	0	0	0	1.200.000
404	09	03	00	Mobiliario y equipos de alojamiento	2.409.622	0	0	0	0	2.409.622
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**14.826.735**	**0**	**0**	**0**	**0**	**14.826.735**
406	01	00	00	Gastos de defensa y seguridad del Estado	14.826.735	0	0	0	0	14.826.735
406	01	01	00	Gastos de defensa y seguridad del Estado	14.826.735	0	0	0	0	14.826.735
				Totales	**140.000.000**	**0**	**0**	**0**	**0**	**140.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128384 370065000 SERVICIOS DE SEGURIDAD, CUSTODIA Y PROTECCION PRESIDENCIAL.

OBJETIVO DEL PROYECTO: OPERACIONALIZAR LA PROTECCIÓN INTEGRAL EN LAS MOVILIZACIONES NACIONALES E INTERNACIONALES DE LOS REPRESENTANTES DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: DISPOSITIVO

META: 93

PRESUPUESTO: 2016

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128384 370065000 SERVICIOS DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL.

OBJETIVO DEL PROYECTO: OPERACIONALIZAR LA PROTECCIÓN INTEGRAL EN LAS MOVILIZACIONES NACIONALES E INTERNACIONALES DE LOS REPRESENTANTES DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: DISPOSITIVO

META: 93

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 370065001 SEGURIDAD PRESIDENCIAL

UNIDAD DE MEDIDA: ACTIVIDAD

META: 93

RESPONSABLE/EJECUTOR: UNIDAD DE SEGURIDAD Y PROTECCIÓN PRESIDENCIAL

PA	GE	ES	SE	DENOMINACION	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.916.074**	**0**	**0**	**0**	**0**	**9.916.074**
402	01	00	00	Productos alimenticios y agropecuarios	6.000.000	0	0	0	0	6.000.000
402	01	01	00	Alimentos y bebidas para personas	6.000.000	0	0	0	0	6.000.000
402	04	00	00	Productos de cuero y caucho	1.600.000	0	0	0	0	1.600.000
402	04	03	00	Cauchos y tripas para vehículos	1.600.000	0	0	0	0	1.600.000
402	05	00	00	Productos de papel, cartón e impresos	1.116.074	0	0	0	0	1.116.074
402	05	03	00	Productos de papel y cartón para oficina	1.116.074	0	0	0	0	1.116.074
402	06	00	00	Productos químicos y derivados	1.200.000	0	0	0	0	1.200.000
402	06	06	00	Combustibles y lubricantes	1.200.000	0	0	0	0	1.200.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.709.929**	**0**	**0**	**0**	**0**	**2.709.929**
403	09	00	00	Viáticos y pasajes	2.000.000	0	0	0	0	2.000.000
403	09	01	00	Viáticos y pasajes dentro del país	2.000.000	0	0	0	0	2.000.000
403	18	00	00	Impuestos indirectos	709.929	0	0	0	0	709.929
403	18	01	00	Impuesto al valor agregado	709.929	0	0	0	0	709.929
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**2.000.000**	**0**	**0**	**0**	**0**	**2.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	2.000.000	0	0	0	0	2.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	2.000.000	0	0	0	0	2.000.000
				Totales	**14.626.003**	**0**	**0**	**0**	**0**	**14.626.003**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128384 370065000 SERVICIOS DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL.

OBJETIVO DEL PROYECTO: OPERACIONALIZAR LA PROTECCIÓN INTEGRAL EN LAS MOVILIZACIONES NACIONALES E INTERNACIONALES DE LOS REPRESENTANTES DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: DISPOSITIVO **META:** 93

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 370065002 CUSTODIA PRESIDENCIAL

UNIDAD DE MEDIDA: SERVICIO **META:** 2.928

RESPONSABLE/EJECUTOR: BRIGADA DE LA GUARDIA DE HONOR PRESIDENCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.530.000**	0	0	0	0	**1.530.000**
401	04	00	00	Complementos de sueldos y salarios	1.530.000	0	0	0	0	1.530.000
401	04	96	00	Otros complementos a empleados	240.000	0	0	0	0	240.000
401	04	97	00	Otros complementos a obreros	1.290.000	0	0	0	0	1.290.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.150.000**	0	0	0	0	**9.150.000**
402	01	00	00	Productos alimenticios y agropecuarios	850.000	0	0	0	0	850.000
402	01	01	00	Alimentos y bebidas para personas	850.000	0	0	0	0	850.000
402	03	00	00	Textiles y vestuarios	3.200.000	0	0	0	0	3.200.000
402	03	01	00	Textiles	1.500.000	0	0	0	0	1.500.000
402	03	02	00	Prendas de vestir	1.700.000	0	0	0	0	1.700.000
402	04	00	00	Productos de cuero y caucho	850.000	0	0	0	0	850.000
402	04	03	00	Cauchos y tripas para vehículos	850.000	0	0	0	0	850.000
402	05	00	00	Productos de papel, cartón e impresos	850.000	0	0	0	0	850.000
402	05	03	00	Productos de papel y cartón para oficina	850.000	0	0	0	0	850.000
402	06	00	00	Productos químicos y derivados	850.000	0	0	0	0	850.000
402	06	03	00	Tintas, pinturas y colorantes	850.000	0	0	0	0	850.000
402	08	00	00	Productos metálicos	850.000	0	0	0	0	850.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	850.000	0	0	0	0	850.000
402	10	00	00	Productos varios y útiles diversos	1.700.000	0	0	0	0	1.700.000
402	10	02	00	Materiales y útiles de limpieza y aseo	800.000	0	0	0	0	800.000
402	10	08	00	Materiales para equipos de computación	900.000	0	0	0	0	900.000
403	**00**	**00**	**00**	**Servicios no personales**	**7.927.603**	0	0	0	0	**7.927.603**
403	09	00	00	Viáticos y pasajes	4.657.603	0	0	0	0	4.657.603
403	09	01	00	Viáticos y pasajes dentro del país	4.657.603	0	0	0	0	4.657.603
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.650.000	0	0	0	0	1.650.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128384 370065000 SERVICIOS DE SEGURIDAD, CUSTODIA Y PROTECCION PRESIDENCIAL.

OBJETIVO DEL PROYECTO: OPERACIONALIZAR LA PROTECCIÓN INTEGRAL EN LAS MOVILIZACIONES NACIONALES E INTERNACIONALES DE LOS REPRESENTANTES DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: DISPOSITIVO **META:** 93

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 370065002 CUSTODIA PRESIDENCIAL

UNIDAD DE MEDIDA: SERVICIO **META:** 2.928

RESPONSABLE/EJECUTOR: BRIGADA DE LA GUARDIA DE HONOR PRESIDENCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	800.000	0	0	0	0	800.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	850.000	0	0	0	0	850.000
403	18	00	00	Impuestos indirectos	1.620.000	0	0	0	0	1.620.000
403	18	01	00	Impuesto al valor agregado	1.620.000	0	0	0	0	1.620.000
404	**00**	**00**	**00**	**Activos reales**	**3.550.000**	**0**	**0**	**0**	**0**	**3.550.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	800.000	0	0	0	0	800.000
404	05	01	00	Equipos de telecomunicaciones	800.000	0	0	0	0	800.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.750.000	0	0	0	0	2.750.000
404	09	01	00	Mobiliario y equipos de oficina	850.000	0	0	0	0	850.000
404	09	02	00	Equipos de computación	1.200.000	0	0	0	0	1.200.000
404	09	03	00	Mobiliario y equipos de alojamiento	700.000	0	0	0	0	700.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**11.000.000**	**0**	**0**	**0**	**0**	**11.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	11.000.000	0	0	0	0	11.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	11.000.000	0	0	0	0	11.000.000
				Totales	**33.157.603**	**0**	**0**	**0**	**0**	**33.157.603**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128384 370065000 SERVICIOS DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL.

OBJETIVO DEL PROYECTO: OPERACIONALIZAR LA PROTECCIÓN INTEGRAL EN LAS MOVILIZACIONES NACIONALES E INTERNACIONALES DE LOS REPRESENTANTES DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: DISPOSITIVO **META:** 93

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 370065003 OPERACIONES AÉREAS

UNIDAD DE MEDIDA: HORA **META:** 443

RESPONSABLE/EJECUTOR: GRUPO AÉREO PRESIDENCIAL Nº 4

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**300.000**	**0**	**0**	**0**	**0**	**300.000**
401	04	00	00	Complementos de sueldos y salarios	300.000	0	0	0	0	300.000
401	04	96	00	Otros complementos a empleados	90.000	0	0	0	0	90.000
401	04	97	00	Otros complementos a obreros	210.000	0	0	0	0	210.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**14.651.041**	**0**	**0**	**0**	**0**	**14.651.041**
402	08	00	00	Productos metálicos	14.651.041	0	0	0	0	14.651.041
402	08	09	00	Repuestos y accesorios para equipos de transporte	14.651.041	0	0	0	0	14.651.041
403	**00**	**00**	**00**	**Servicios no personales**	**15.976.561**	**0**	**0**	**0**	**0**	**15.976.561**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	15.976.561	0	0	0	0	15.976.561
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	15.976.561	0	0	0	0	15.976.561
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	1.000.000	0	0	0	0	1.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	1.000.000	0	0	0	0	1.000.000
				Totales	**31.927.602**	**0**	**0**	**0**	**0**	**31.927.602**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128384 370065000 SERVICIOS DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL.

OBJETIVO DEL PROYECTO: OPERACIONALIZAR LA PROTECCIÓN INTEGRAL EN LAS MOVILIZACIONES NACIONALES E INTERNACIONALES DE LOS REPRESENTANTES DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: DISPOSITIVO **META:** 93

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 370065004 ADMINISTRACIÓN Y LOGÍSTICA

UNIDAD DE MEDIDA: PROCESO **META:** 47

RESPONSABLE/EJECUTOR: ADMINISTRACIÓN Y LOGÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**11.910.000**	**0**	**0**	**0**	**0**	**11.910.000**
401	04	00	00	Complementos de sueldos y salarios	11.910.000	0	0	0	0	11.910.000
401	04	96	00	Otros complementos a empleados	8.280.000	0	0	0	0	8.280.000
401	04	97	00	Otros complementos a obreros	3.630.000	0	0	0	0	3.630.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.000.548**	**0**	**0**	**0**	**0**	**11.000.548**
402	01	00	00	Productos alimenticios y agropecuarios	138.720	0	0	0	0	138.720
402	01	01	00	Alimentos y bebidas para personas	138.720	0	0	0	0	138.720
402	03	00	00	Textiles y vestuarios	722.000	0	0	0	0	722.000
402	03	02	00	Prendas de vestir	722.000	0	0	0	0	722.000
402	04	00	00	Productos de cuero y caucho	998.600	0	0	0	0	998.600
402	04	03	00	Cauchos y tripas para vehículos	998.600	0	0	0	0	998.600
402	05	00	00	Productos de papel, cartón e impresos	462.137	0	0	0	0	462.137
402	05	01	00	Pulpa de madera, papel y cartón	69.897	0	0	0	0	69.897
402	05	03	00	Productos de papel y cartón para oficina	392.240	0	0	0	0	392.240
402	06	00	00	Productos químicos y derivados	339.420	0	0	0	0	339.420
402	06	03	00	Tintas, pinturas y colorantes	89.300	0	0	0	0	89.300
402	06	06	00	Combustibles y lubricantes	250.120	0	0	0	0	250.120
402	08	00	00	Productos metálicos	4.658.060	0	0	0	0	4.658.060
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.658.060	0	0	0	0	4.658.060
402	10	00	00	Productos varios y útiles diversos	3.681.611	0	0	0	0	3.681.611
402	10	02	00	Materiales y útiles de limpieza y aseo	362.420	0	0	0	0	362.420
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	86.240	0	0	0	0	86.240
402	10	06	00	Condecoraciones, ofrendas y similares	704.920	0	0	0	0	704.920
402	10	08	00	Materiales para equipos de computación	2.528.031	0	0	0	0	2.528.031
403	**00**	**00**	**00**	**Servicios no personales**	**22.252.247**	**0**	**0**	**0**	**0**	**22.252.247**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128384 370065000 SERVICIOS DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL.

OBJETIVO DEL PROYECTO: OPERACIONALIZAR LA PROTECCIÓN INTEGRAL EN LAS MOVILIZACIONES NACIONALES E INTERNACIONALES DE LOS REPRESENTANTES DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: DISPOSITIVO **META:** 93

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 370065004 ADMINISTRACIÒN Y LOGÍSTICA

UNIDAD DE MEDIDA: PROCESO **META:** 47

RESPONSABLE/EJECUTOR: ADMINISTRACIÓN Y LOGÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	8.200	0	0	0	0	8.200
403	08	02	00	Comisiones y gastos bancarios	8.200	0	0	0	0	8.200
403	09	00	00	Viáticos y pasajes	15.869.860	0	0	0	0	15.869.860
403	09	01	00	Viáticos y pasajes dentro del país	541.020	0	0	0	0	541.020
403	09	02	00	Viáticos y pasajes fuera del país	15.328.840	0	0	0	0	15.328.840
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	484.000	0	0	0	0	484.000
403	10	09	00	Servicios de lavandería y tintorería	484.000	0	0	0	0	484.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.570.000	0	0	0	0	4.570.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.570.000	0	0	0	0	4.570.000
403	18	00	00	Impuestos indirectos	1.320.187	0	0	0	0	1.320.187
403	18	01	00	Impuesto al valor agregado	1.320.187	0	0	0	0	1.320.187
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**500.000**	**0**	**0**	**0**	**0**	**500.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	500.000	0	0	0	0	500.000
406	01	01	00	Gastos de defensa y seguridad del Estado	500.000	0	0	0	0	500.000
				Totales	**45.662.795**	**0**	**0**	**0**	**0**	**45.662.795**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128384 370065000 SERVICIOS DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL.

OBJETIVO DEL PROYECTO: OPERACIONALIZAR LA PROTECCIÓN INTEGRAL EN LAS MOVILIZACIONES NACIONALES E INTERNACIONALES DE LOS REPRESENTANTES DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: DISPOSITIVO **META:** 93

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 370065005 UNIDAD DE PROTECCIÓN A ALTAS PERSONALIDADES DEL ESTADO

UNIDAD DE MEDIDA: SERVICIO **META:** 8.418

RESPONSABLE/EJECUTOR: UNIDAD ESPECIAL DE SEGURIDAD Y PROTECCIÓN A PERSONALIDADES DEL ESTADO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.639.491**	**0**	**0**	**0**	**0**	**10.639.491**
402	01	00	00	Productos alimenticios y agropecuarios	1.420.000	0	0	0	0	1.420.000
402	01	01	00	Alimentos y bebidas para personas	1.420.000	0	0	0	0	1.420.000
402	03	00	00	Textiles y vestuarios	921.749	0	0	0	0	921.749
402	03	02	00	Prendas de vestir	921.749	0	0	0	0	921.749
402	04	00	00	Productos de cuero y caucho	900.000	0	0	0	0	900.000
402	04	03	00	Cauchos y tripas para vehículos	900.000	0	0	0	0	900.000
402	06	00	00	Productos químicos y derivados	861.742	0	0	0	0	861.742
402	06	06	00	Combustibles y lubricantes	861.742	0	0	0	0	861.742
402	08	00	00	Productos metálicos	986.000	0	0	0	0	986.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	986.000	0	0	0	0	986.000
402	10	00	00	Productos varios y útiles diversos	5.550.000	0	0	0	0	5.550.000
402	10	02	00	Materiales y útiles de limpieza y aseo	2.790.000	0	0	0	0	2.790.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.760.000	0	0	0	0	2.760.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.950.149**	**0**	**0**	**0**	**0**	**1.950.149**
403	09	00	00	Viáticos y pasajes	622.500	0	0	0	0	622.500
403	09	01	00	Viáticos y pasajes dentro del país	622.500	0	0	0	0	622.500
403	18	00	00	Impuestos indirectos	1.327.649	0	0	0	0	1.327.649
403	18	01	00	Impuesto al valor agregado	1.327.649	0	0	0	0	1.327.649
404	**00**	**00**	**00**	**Activos reales**	**1.709.622**	**0**	**0**	**0**	**0**	**1.709.622**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.709.622	0	0	0	0	1.709.622
404	09	03	00	Mobiliario y equipos de alojamiento	1.709.622	0	0	0	0	1.709.622
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**326.735**	**0**	**0**	**0**	**0**	**326.735**
406	01	00	00	Gastos de defensa y seguridad del Estado	326.735	0	0	0	0	326.735
406	01	01	00	Gastos de defensa y seguridad del Estado	326.735	0	0	0	0	326.735

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128384 370065000 SERVICIOS DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL.

OBJETIVO DEL PROYECTO: OPERACIONALIZAR LA PROTECCIÓN INTEGRAL EN LAS MOVILIZACIONES NACIONALES E INTERNACIONALES DE LOS REPRESENTANTES DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: DISPOSITIVO **META:** 93 **PRESUPUESTO:** 2016

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL

ACCIÓN ESPECÍFICA: 370065005 UNIDAD DE PROTECCIÓN A ALTAS PERSONALIDADES DEL ESTADO

UNIDAD DE MEDIDA: SERVICIO **META:** 8.418

RESPONSABLE/EJECUTOR: UNIDAD ESPECIAL DE SEGURIDAD Y PROTECCIÓN A PERSONALIDADES DEL ESTADO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	**14.625.997**	0	0	0	0	**14.625.997**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128401 370066000 FORTALECIMIENTO DE LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DE ANÁLISIS PROSPECTIVO, TRANSVERSAL Y RETROSPECTIVO DE LOS RIESGOS, AMENAZAS Y PELIGROS BASADO EN LA EFICIENCIA, EFICACIA Y EFECTIVIDAD EN LA PLANIFICACIÓN Y ASESORAMIENTO DEL CONSEJO DE DEFENSA DE LA NACIÓN Y TODAS LAS INSTANCIAS DEL PODER PÚBLICO NACIONAL, ESTADAL, MUNICIPAL Y COMUNAL, EN TODO LO RELACIONADO A LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 132

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**75.138.369**	0	0	0	0	**75.138.369**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.929.197	0	0	0	0	6.929.197
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.964.281	0	0	0	0	4.964.281
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	956.988	0	0	0	0	956.988
401	01	18	00	Remuneraciones al personal contratado	871.128	0	0	0	0	871.128
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	826.596	0	0	0	0	826.596
401	01	18	02	Remuneraciones por honorarios profesionales	44.532	0	0	0	0	44.532
401	01	99	00	Otras retribuciones	136.800	0	0	0	0	136.800
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.670.959	0	0	0	0	2.670.959
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.165.825	0	0	0	0	2.165.825
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	505.134	0	0	0	0	505.134
401	03	00	00	Primas	4.626.492	0	0	0	0	4.626.492
401	03	01	00	Primas por mérito a empleados	231.840	0	0	0	0	231.840
401	03	02	00	Primas de transporte a empleados	873.000	0	0	0	0	873.000
401	03	03	00	Primas por hogar a empleados	582.000	0	0	0	0	582.000
401	03	04	00	Primas por hijos a empleados	48.600	0	0	0	0	48.600
401	03	08	00	Primas de profesionalización a empleados	503.334	0	0	0	0	503.334
401	03	09	00	Primas por antigüedad a empleados	1.100.040	0	0	0	0	1.100.040
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	146.238	0	0	0	0	146.238
401	03	16	00	Primas por mérito a obreros	62.640	0	0	0	0	62.640
401	03	17	00	Primas de transporte a obreros	189.000	0	0	0	0	189.000
401	03	18	00	Primas por hogar a obreros	120.000	0	0	0	0	120.000
401	03	19	00	Primas por hijos de obreros	15.660	0	0	0	0	15.660
401	03	21	00	Primas por antigüedad a obreros	294.600	0	0	0	0	294.600
401	03	39	00	Primas por hijos al personal contratado	8.640	0	0	0	0	8.640
401	03	41	00	Primas por antigüedad al personal contratado	14.100	0	0	0	0	14.100
401	03	97	00	Otras primas a empleados	436.800	0	0	0	0	436.800
401	04	00	00	Complementos de sueldos y salarios	32.954.576	0	0	0	0	32.954.576
401	04	08	00	Bono compensatorio de alimentación a empleados	4.096.050	0	0	0	0	4.096.050

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128401 370066000 FORTALECIMIENTO DE LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DE ANÁLISIS PROSPECTIVO, TRANSVERSAL Y RETROSPECTIVO DE LOS RIESGOS, AMENAZAS Y PELIGROS BASADO EN LA EFICIENCIA, EFICACIA Y EFECTIVIDAD EN LA PLANIFICACIÓN Y ASESORAMIENTO DEL CONSEJO DE DEFENSA DE LA NACIÓN Y TODAS LAS INSTANCIAS DEL PODER PÚBLICO NACIONAL, ESTADAL, MUNICIPAL Y COMUNAL, EN TODO LO RELACIONADO A LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 132

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	780.852	0	0	0	0	780.852
401	04	26	00	Bono compensatorio de alimentación al personal contratado	618.804	0	0	0	0	618.804
401	04	96	00	Otros complementos a empleados	21.967.874	0	0	0	0	21.967.874
401	04	97	00	Otros complementos a obreros	4.216.992	0	0	0	0	4.216.992
401	04	98	00	Otros complementos al personal contratado	1.274.004	0	0	0	0	1.274.004
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.788.724	0	0	0	0	3.788.724
401	05	03	00	Bono vacacional a empleados	2.948.802	0	0	0	0	2.948.802
401	05	06	00	Bono vacacional a obreros	716.664	0	0	0	0	716.664
401	05	08	00	Bono vacacional al personal contratado	123.258	0	0	0	0	123.258
401	06	00	00	Aportes patronales y legales	2.377.692	0	0	0	0	2.377.692
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.108.002	0	0	0	0	1.108.002
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	320.094	0	0	0	0	320.094
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	246.228	0	0	0	0	246.228
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	213.396	0	0	0	0	213.396
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	214.338	0	0	0	0	214.338
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	61.920	0	0	0	0	61.920
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	47.634	0	0	0	0	47.634
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	41.280	0	0	0	0	41.280
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	88.206	0	0	0	0	88.206
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	16.992	0	0	0	0	16.992
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	19.602	0	0	0	0	19.602
401	07	00	00	Asistencia socio-económica	13.016.279	0	0	0	0	13.016.279
401	07	02	00	Becas a empleados	385.224	0	0	0	0	385.224
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.848.000	0	0	0	0	1.848.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.333.705	0	0	0	0	1.333.705
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	5.428.196	0	0	0	0	5.428.196
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	500.160	0	0	0	0	500.160
401	07	18	00	Becas a obreros	63.300	0	0	0	0	63.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128401 370066000 FORTALECIMIENTO DE LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DE ANÁLISIS PROSPECTIVO, TRANSVERSAL Y RETROSPECTIVO DE LOS RIESGOS, AMENAZAS Y PELIGROS BASADO EN LA EFICIENCIA, EFICACIA Y EFECTIVIDAD EN LA PLANIFICACIÓN Y ASESORAMIENTO DEL CONSEJO DE DEFENSA DE LA NACIÓN Y TODAS LAS INSTANCIAS DEL PODER PÚBLICO NACIONAL, ESTADAL, MUNICIPAL Y COMUNAL, EN TODO LO RELACIONADO A LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME

META: 132

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	308.004	0	0	0	0	308.004
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	258.000	0	0	0	0	258.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	2.504.966	0	0	0	0	2.504.966
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	166.722	0	0	0	0	166.722
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	220.002	0	0	0	0	220.002
401	08	00	00	Prestaciones sociales e indemnizaciones	8.774.450	0	0	0	0	8.774.450
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	7.103.750	0	0	0	0	7.103.750
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.224.296	0	0	0	0	1.224.296
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	446.404	0	0	0	0	446.404
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.161.504**	**0**	**0**	**0**	**0**	**15.161.504**
402	01	00	00	Productos alimenticios y agropecuarios	1.000.000	0	0	0	0	1.000.000
402	01	01	00	Alimentos y bebidas para personas	1.000.000	0	0	0	0	1.000.000
402	04	00	00	Productos de cuero y caucho	1.500.000	0	0	0	0	1.500.000
402	04	03	00	Cauchos y tripas para vehículos	1.500.000	0	0	0	0	1.500.000
402	05	00	00	Productos de papel, cartón e impresos	2.400.000	0	0	0	0	2.400.000
402	05	01	00	Pulpa de madera, papel y cartón	800.000	0	0	0	0	800.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.600.000	0	0	0	0	1.600.000
402	06	00	00	Productos químicos y derivados	1.500.000	0	0	0	0	1.500.000
402	06	03	00	Tintas, pinturas y colorantes	1.050.000	0	0	0	0	1.050.000
402	06	08	00	Productos plásticos	450.000	0	0	0	0	450.000
402	08	00	00	Productos metálicos	1.720.000	0	0	0	0	1.720.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	620.000	0	0	0	0	620.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.100.000	0	0	0	0	1.100.000
402	10	00	00	Productos varios y útiles diversos	6.480.000	0	0	0	0	6.480.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.500.000	0	0	0	0	1.500.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	650.000	0	0	0	0	650.000
402	10	06	00	Condecoraciones, ofrendas y similares	280.000	0	0	0	0	280.000
402	10	08	00	Materiales para equipos de computación	3.200.000	0	0	0	0	3.200.000
402	10	11	00	Materiales eléctricos	850.000	0	0	0	0	850.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128401 370066000 FORTALECIMIENTO DE LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DE ANÁLISIS PROSPECTIVO, TRANSVERSAL Y RETROSPECTIVO DE LOS RIESGOS, AMENAZAS Y PELIGROS BASADO EN LA EFICIENCIA, EFICACIA Y EFECTIVIDAD EN LA PLANIFICACIÓN Y ASESORAMIENTO DEL CONSEJO DE DEFENSA DE LA NACIÓN Y TODAS LAS INSTANCIAS DEL PODER PÚBLICO NACIONAL, ESTADAL, MUNICIPAL Y COMUNAL, EN TODO LO RELACIONADO A LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 132

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	99	00	00	Otros materiales y suministros	561.504	0	0	0	0	561.504
402	99	01	00	Otros materiales y suministros	561.504	0	0	0	0	561.504
403	**00**	**00**	**00**	**Servicios no personales**	**26.277.846**	**0**	**0**	**0**	**0**	**26.277.846**
403	04	00	00	Servicios básicos	186.000	0	0	0	0	186.000
403	04	04	00	Teléfonos	18.000	0	0	0	0	18.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	18.000	0	0	0	0	18.000
403	04	05	00	Servicio de comunicaciones	168.000	0	0	0	0	168.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	14.000	0	0	0	0	14.000
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	14.000	0	0	0	0	14.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.100.000	0	0	0	0	1.100.000
403	07	02	00	Imprenta y reproducción	400.000	0	0	0	0	400.000
403	07	03	00	Relaciones sociales	700.000	0	0	0	0	700.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	293.680	0	0	0	0	293.680
403	08	01	00	Primas y gastos de seguros	250.000	0	0	0	0	250.000
403	08	02	00	Comisiones y gastos bancarios	43.680	0	0	0	0	43.680
403	09	00	00	Viáticos y pasajes	3.600.000	0	0	0	0	3.600.000
403	09	01	00	Viáticos y pasajes dentro del país	1.100.000	0	0	0	0	1.100.000
403	09	02	00	Viáticos y pasajes fuera del país	2.500.000	0	0	0	0	2.500.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	9.410.939	0	0	0	0	9.410.939
403	10	03	00	Servicios de procesamiento de datos	120.000	0	0	0	0	120.000
403	10	07	00	Servicios de capacitación y adiestramiento	218.114	0	0	0	0	218.114
403	10	11	00	Servicios para la elaboración y suministro de comida	9.072.825	0	0	0	0	9.072.825
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.867.000	0	0	0	0	2.867.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.800.000	0	0	0	0	1.800.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	7.000	0	0	0	0	7.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.000.000	0	0	0	0	1.000.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	60.000	0	0	0	0	60.000
403	12	00	00	Conservación y reparaciones menores de obras	600.000	0	0	0	0	600.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	600.000	0	0	0	0	600.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128401 370066000 FORTALECIMIENTO DE LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DE ANÁLISIS PROSPECTIVO, TRANSVERSAL Y RETROSPECTIVO DE LOS RIESGOS, AMENAZAS Y PELIGROS BASADO EN LA EFICIENCIA, EFICACIA Y EFECTIVIDAD EN LA PLANIFICACIÓN Y ASESORAMIENTO DEL CONSEJO DE DEFENSA DE LA NACIÓN Y TODAS LAS INSTANCIAS DEL PODER PÚBLICO NACIONAL, ESTADAL, MUNICIPAL Y COMUNAL, EN TODO LO RELACIONADO A LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME

META: 132

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.600.000	0	0	0	0	3.600.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.600.000	0	0	0	0	3.600.000
403	18	00	00	Impuestos indirectos	3.656.135	0	0	0	0	3.656.135
403	18	01	00	Impuesto al valor agregado	3.656.135	0	0	0	0	3.656.135
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	950.092	0	0	0	0	950.092
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	950.092	0	0	0	0	950.092
404	**00**	**00**	**00**	**Activos reales**	**3.999.200**	**0**	**0**	**0**	0	**3.999.200**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.650.000	0	0	0	0	3.650.000
404	09	02	00	Equipos de computación	1.150.000	0	0	0	0	1.150.000
404	09	03	00	Mobiliario y equipos de alojamiento	2.500.000	0	0	0	0	2.500.000
404	12	00	00	Activos intangibles	349.200	0	0	0	0	349.200
404	12	04	00	Paquetes y programas de computación	349.200	0	0	0	0	349.200
				Totales	**120.576.919**	**0**	**0**	0	0	**120.576.919**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128401 370066000 FORTALECIMIENTO DE LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DE ANÁLISIS PROSPECTIVO, TRANSVERSAL Y RETROSPECTIVO DE LOS RIESGOS, AMENAZAS Y PELIGROS BASADO EN LA EFICIENCIA, EFICACIA Y EFECTIVIDAD EN LA PLANIFICACIÓN Y ASESORAMIENTO DEL CONSEJO DE DEFENSA DE LA NACIÓN Y TODAS LAS INSTANCIAS DEL PODER PÚBLICO NACIONAL, ESTADAL, MUNICIPAL Y COMUNAL, EN TODO LO RELACIONADO A LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 132

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128401 370066000 FORTALECIMIENTO DE LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DE ANÁLISIS PROSPECTIVO, TRANSVERSAL Y RETROSPECTIVO DE LOS RIESGOS, AMENAZAS Y PELIGROS BASADO EN LA EFICIENCIA, EFICACIA Y EFECTIVIDAD EN LA PLANIFICACIÓN Y ASESORAMIENTO DEL CONSEJO DE DEFENSA DE LA NACIÓN Y TODAS LAS INSTANCIAS DEL PODER PÚBLICO NACIONAL, ESTADAL, MUNICIPAL Y COMUNAL, EN TODO LO RELACIONADO A LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 132

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 370066001 PARTICIPAR EN LA EJECUCIÓN DE LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019, A TRAVÉS DE LA OPORTUNA ELABORACIÓN DE ALERTAS Y RECOMENDACIONES DE POLÍTICAS Y ESTRATEGIAS, QUE PERMITAN ENFRENTAR, MITIGAR Y NEUTRALIZAR LOS RIESGOS, ASÍ COMO LAS AMENAZAS Y LOS PELIGROS QUE AFECTEN LA CONSECUCIÓN DE LOS OBJETIVOS HISTÓRICO

UNIDAD DE MEDIDA: INFORME **META:** 84

RESPONSABLE/EJECUTOR: SECRETARIA DEL CONSEJO DE DEFENSA DE LA NACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**75.138.369**	**0**	**0**	**0**	**0**	**75.138.369**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.929.197	0	0	0	0	6.929.197
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.964.281	0	0	0	0	4.964.281
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	956.988	0	0	0	0	956.988
401	01	18	00	Remuneraciones al personal contratado	871.128	0	0	0	0	871.128
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	826.596	0	0	0	0	826.596
401	01	18	02	Remuneraciones por honorarios profesionales	44.532	0	0	0	0	44.532
401	01	99	00	Otras retribuciones	136.800	0	0	0	0	136.800
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.670.959	0	0	0	0	2.670.959
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.165.825	0	0	0	0	2.165.825
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	505.134	0	0	0	0	505.134
401	03	00	00	Primas	4.626.492	0	0	0	0	4.626.492
401	03	01	00	Primas por mérito a empleados	231.840	0	0	0	0	231.840
401	03	02	00	Primas de transporte a empleados	873.000	0	0	0	0	873.000
401	03	03	00	Primas por hogar a empleados	582.000	0	0	0	0	582.000
401	03	04	00	Primas por hijos a empleados	48.600	0	0	0	0	48.600
401	03	08	00	Primas de profesionalización a empleados	503.334	0	0	0	0	503.334
401	03	09	00	Primas por antigüedad a empleados	1.100.040	0	0	0	0	1.100.040
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	146.238	0	0	0	0	146.238
401	03	16	00	Primas por mérito a obreros	62.640	0	0	0	0	62.640
401	03	17	00	Primas de transporte a obreros	189.000	0	0	0	0	189.000
401	03	18	00	Primas por hogar a obreros	120.000	0	0	0	0	120.000
401	03	19	00	Primas por hijos de obreros	15.660	0	0	0	0	15.660

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128401 370066000 FORTALECIMIENTO DE LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DE ANÁLISIS PROSPECTIVO, TRANSVERSAL Y RETROSPECTIVO DE LOS RIESGOS, AMENAZAS Y PELIGROS BASADO EN LA EFICIENCIA, EFICACIA Y EFECTIVIDAD EN LA PLANIFICACIÓN Y ASESORAMIENTO DEL CONSEJO DE DEFENSA DE LA NACIÓN Y TODAS LAS INSTANCIAS DEL PODER PÚBLICO NACIONAL, ESTADAL, MUNICIPAL Y COMUNAL, EN TODO LO RELACIONADO A LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 132

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 370066001 PARTICIPAR EN LA EJECUCIÓN DE LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019, A TRAVÉS DE LA OPORTUNA ELABORACIÓN DE ALERTAS Y RECOMENDACIONES DE POLÍTICAS Y ESTRATEGIAS, QUE PERMITAN ENFRENTAR, MITIGAR Y NEUTRALIZAR LOS RIESGOS, ASÍ COMO LAS AMENAZAS Y LOS PELIGROS QUE AFECTEN LA CONSECUCIÓN DE LOS OBJETIVOS HISTÓRICO

UNIDAD DE MEDIDA: INFORME **META:** 84

RESPONSABLE/EJECUTOR: SECRETARIA DEL CONSEJO DE DEFENSA DE LA NACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	21	00	Primas por antigüedad a obreros	294.600	0	0	0	0	294.600
401	03	39	00	Primas por hijos al personal contratado	8.640	0	0	0	0	8.640
401	03	41	00	Primas por antigüedad al personal contratado	14.100	0	0	0	0	14.100
401	03	97	00	Otras primas a empleados	436.800	0	0	0	0	436.800
401	04	00	00	Complementos de sueldos y salarios	32.954.576	0	0	0	0	32.954.576
401	04	08	00	Bono compensatorio de alimentación a empleados	4.096.050	0	0	0	0	4.096.050
401	04	18	00	Bono compensatorio de alimentación a obreros	780.852	0	0	0	0	780.852
401	04	26	00	Bono compensatorio de alimentación al personal contratado	618.804	0	0	0	0	618.804
401	04	96	00	Otros complementos a empleados	21.967.874	0	0	0	0	21.967.874
401	04	97	00	Otros complementos a obreros	4.216.992	0	0	0	0	4.216.992
401	04	98	00	Otros complementos al personal contratado	1.274.004	0	0	0	0	1.274.004
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.788.724	0	0	0	0	3.788.724
401	05	03	00	Bono vacacional a empleados	2.948.802	0	0	0	0	2.948.802
401	05	06	00	Bono vacacional a obreros	716.664	0	0	0	0	716.664
401	05	08	00	Bono vacacional al personal contratado	123.258	0	0	0	0	123.258
401	06	00	00	Aportes patronales y legales	2.377.692	0	0	0	0	2.377.692
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.108.002	0	0	0	0	1.108.002
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	320.094	0	0	0	0	320.094
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	246.228	0	0	0	0	246.228
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	213.396	0	0	0	0	213.396
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	214.338	0	0	0	0	214.338
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	61.920	0	0	0	0	61.920
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	47.634	0	0	0	0	47.634

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128401 370066000 FORTALECIMIENTO DE LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DE ANÁLISIS PROSPECTIVO, TRANSVERSAL Y RETROSPECTIVO DE LOS RIESGOS, AMENAZAS Y PELIGROS BASADO EN LA EFICIENCIA, EFICACIA Y EFECTIVIDAD EN LA PLANIFICACIÓN Y ASESORAMIENTO DEL CONSEJO DE DEFENSA DE LA NACIÓN Y TODAS LAS INSTANCIAS DEL PODER PÚBLICO NACIONAL, ESTADAL, MUNICIPAL Y COMUNAL, EN TODO LO RELACIONADO A LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 132

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 370066001 PARTICIPAR EN LA EJECUCIÓN DE LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019, A TRAVÉS DE LA OPORTUNA ELABORACIÓN DE ALERTAS Y RECOMENDACIONES DE POLÍTICAS Y ESTRATEGIAS QUE PERMITAN ENFRENTAR, MITIGAR Y NEUTRALIZAR LOS RIESGOS, ASÍ COMO LAS AMENAZAS Y LOS PELIGROS QUE AFECTEN LA CONSECUCIÓN DE LOS OBJETIVOS HISTÓRICO

UNIDAD DE MEDIDA: INFORME **META:** 84

RESPONSABLE/EJECUTOR: SECRETARIA DEL CONSEJO DE DEFENSA DE LA NACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	41.280	0	0	0	0	41.280
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	88.206	0	0	0	0	88.206
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	16.992	0	0	0	0	16.992
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	19.602	0	0	0	0	19.602
401	07	00	00	Asistencia socio-económica	13.016.279	0	0	0	0	13.016.279
401	07	02	00	Becas a empleados	385.224	0	0	0	0	385.224
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.848.000	0	0	0	0	1.848.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.333.705	0	0	0	0	1.333.705
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	5.428.196	0	0	0	0	5.428.196
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	500.160	0	0	0	0	500.160
401	07	18	00	Becas a obreros	63.300	0	0	0	0	63.300
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	308.004	0	0	0	0	308.004
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	258.000	0	0	0	0	258.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	2.504.966	0	0	0	0	2.504.966
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	166.722	0	0	0	0	166.722
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	220.002	0	0	0	0	220.002
401	08	00	00	Prestaciones sociales e indemnizaciones	8.774.450	0	0	0	0	8.774.450
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	7.103.750	0	0	0	0	7.103.750
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.224.296	0	0	0	0	1.224.296
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	446.404	0	0	0	0	446.404
				Totales	**75.138.369**	**0**	**0**	**0**	**0**	**75.138.369**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128401 370066000 FORTALECIMIENTO DE LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DE ANÁLISIS PROSPECTIVO, TRANSVERSAL Y RETROSPECTIVO DE LOS RIESGOS, AMENAZAS Y PELIGROS BASADO EN LA EFICIENCIA, EFICACIA Y EFECTIVIDAD EN LA PLANIFICACIÓN Y ASESORAMIENTO DEL CONSEJO DE DEFENSA DE LA NACIÓN Y TODAS LAS INSTANCIAS DEL PODER PÚBLICO NACIONAL, ESTADAL, MUNICIPAL Y COMUNAL, EN TODO LO RELACIONADO A LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 132

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 370066002 GARANTIZAR UNA ORGANIZACIÓN ADMINISTRATIVA Y FUNCIONAL PARA LOGRAR EL DESARROLLO ÓPTIMO DE CAPACIDADES, QUE PERMITA EL CORRECTO ASESORAMIENTO A LOS MIEMBROS DEL CONSEJO DE DEFENSA DE LA NACIÓN (CODENA) Y AL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL EN TODO LO RELATIVO A LA SEGURIDAD Y DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 48

RESPONSABLE/EJECUTOR: SECRETARIA DEL CONSEJO DE DEFENSA DE LA NACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.161.504**	**0**	**0**	**0**	**0**	**15.161.504**
402	01	00	00	Productos alimenticios y agropecuarios	1.000.000	0	0	0	0	1.000.000
402	01	01	00	Alimentos y bebidas para personas	1.000.000	0	0	0	0	1.000.000
402	04	00	00	Productos de cuero y caucho	1.500.000	0	0	0	0	1.500.000
402	04	03	00	Cauchos y tripas para vehículos	1.500.000	0	0	0	0	1.500.000
402	05	00	00	Productos de papel, cartón e impresos	2.400.000	0	0	0	0	2.400.000
402	05	01	00	Pulpa de madera, papel y cartón	800.000	0	0	0	0	800.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.600.000	0	0	0	0	1.600.000
402	06	00	00	Productos químicos y derivados	1.500.000	0	0	0	0	1.500.000
402	06	03	00	Tintas, pinturas y colorantes	1.050.000	0	0	0	0	1.050.000
402	06	08	00	Productos plásticos	450.000	0	0	0	0	450.000
402	08	00	00	Productos metálicos	1.720.000	0	0	0	0	1.720.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	620.000	0	0	0	0	620.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.100.000	0	0	0	0	1.100.000
402	10	00	00	Productos varios y útiles diversos	6.480.000	0	0	0	0	6.480.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.500.000	0	0	0	0	1.500.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	650.000	0	0	0	0	650.000
402	10	06	00	Condecoraciones, ofrendas y similares	280.000	0	0	0	0	280.000
402	10	08	00	Materiales para equipos de computación	3.200.000	0	0	0	0	3.200.000
402	10	11	00	Materiales eléctricos	850.000	0	0	0	0	850.000
402	99	00	00	Otros materiales y suministros	561.504	0	0	0	0	561.504
402	99	01	00	Otros materiales y suministros	561.504	0	0	0	0	561.504
403	**00**	**00**	**00**	**Servicios no personales**	**26.277.846**	**0**	**0**	**0**	**0**	**26.277.846**
403	04	00	00	Servicios básicos	186.000	0	0	0	0	186.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128401 370066000 FORTALECIMIENTO DE LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DE ANÁLISIS PROSPECTIVO, TRANSVERSAL Y RETROSPECTIVO DE LOS RIESGOS, AMENAZAS Y PELIGROS BASADO EN LA EFICIENCIA, EFICACIA Y EFECTIVIDAD EN LA PLANIFICACION Y ASESORAMIENTO DEL CONSEJO DE DEFENSA DE LA NACION Y TODAS LAS INSTANCIAS DEL PODER PÚBLICO NACIONAL, ESTADAL, MUNICIPAL Y COMUNAL, EN TODO LO RELACIONADO A LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 132

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 370066002 GARANTIZAR UNA ORGANIZACIÓN ADMINISTRATIVA Y FUNCIONAL PARA LOGRAR EL DESARROLLO ÓPTIMO DE CAPACIDADES QUE PERMITA EL CORRECTO ASESORAMIENTO A LOS MIEMBROS DEL CONSEJO DE DEFENSA DE LA NACIÓN (CODENA) Y AL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL EN TODO LO RELATIVO A LA SEGURIDAD Y DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 48

RESPONSABLE/EJECUTOR: SECRETARIA DEL CONSEJO DE DEFENSA DE LA NACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	04	00	Teléfonos	18.000	0	0	0	0	18.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	18.000	0	0	0	0	18.000
403	04	05	00	Servicio de comunicaciones	168.000	0	0	0	0	168.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	14.000	0	0	0	0	14.000
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	14.000	0	0	0	0	14.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.100.000	0	0	0	0	1.100.000
403	07	02	00	Imprenta y reproducción	400.000	0	0	0	0	400.000
403	07	03	00	Relaciones sociales	700.000	0	0	0	0	700.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	293.680	0	0	0	0	293.680
403	08	01	00	Primas y gastos de seguros	250.000	0	0	0	0	250.000
403	08	02	00	Comisiones y gastos bancarios	43.680	0	0	0	0	43.680
403	09	00	00	Viáticos y pasajes	3.600.000	0	0	0	0	3.600.000
403	09	01	00	Viáticos y pasajes dentro del país	1.100.000	0	0	0	0	1.100.000
403	09	02	00	Viáticos y pasajes fuera del país	2.500.000	0	0	0	0	2.500.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	9.410.939	0	0	0	0	9.410.939
403	10	03	00	Servicios de procesamiento de datos	120.000	0	0	0	0	120.000
403	10	07	00	Servicios de capacitación y adiestramiento	218.114	0	0	0	0	218.114
403	10	11	00	Servicios para la elaboración y suministro de comida	9.072.825	0	0	0	0	9.072.825
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.867.000	0	0	0	0	2.867.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.800.000	0	0	0	0	1.800.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	7.000	0	0	0	0	7.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.000.000	0	0	0	0	1.000.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	60.000	0	0	0	0	60.000
403	12	00	00	Conservación y reparaciones menores de obras	600.000	0	0	0	0	600.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 128401 370066000 FORTALECIMIENTO DE LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN

OBJETIVO DEL PROYECTO: CONSOLIDAR UN SISTEMA DE ANÁLISIS PROSPECTIVO, TRANSVERSAL Y RETROSPECTIVO DE LOS RIESGOS, AMENAZAS Y PELIGROS BASADO EN LA EFICIENCIA, EFICACIA Y EFECTIVIDAD EN LA PLANIFICACIÓN Y ASESORAMIENTO DEL CONSEJO DE DEFENSA DE LA NACIÓN Y TODAS LAS INSTANCIAS DEL PODER PÚBLICO NACIONAL, ESTADAL, MUNICIPAL Y COMUNAL, EN TODO LO RELACIONADO A LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 132

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 370066002 GARANTIZAR UNA ORGANIZACIÓN ADMINISTRATIVA Y FUNCIONAL PARA LOGRAR EL DESARROLLO ÓPTIMO DE CAPACIDADES, QUE PERMITA EL CORRECTO ASESORAMIENTO A LOS MIEMBROS DEL CONSEJO DE DEFENSA DE LA NACIÓN (CODENA) Y AL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL EN TODO LO RELATIVO A LA SEGURIDAD Y DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 48

RESPONSABLE/EJECUTOR: SECRETARIA DEL CONSEJO DE DEFENSA DE LA NACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	600.000	0	0	0	0	600.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.600.000	0	0	0	0	3.600.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.600.000	0	0	0	0	3.600.000
403	18	00	00	Impuestos indirectos	3.656.135	0	0	0	0	3.656.135
403	18	01	00	Impuesto al valor agregado	3.656.135	0	0	0	0	3.656.135
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	950.092	0	0	0	0	950.092
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	950.092	0	0	0	0	950.092
404	**00**	**00**	**00**	**Activos reales**	**3.999.200**	**0**	**0**	**0**	**0**	**3.999.200**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.650.000	0	0	0	0	3.650.000
404	09	02	00	Equipos de computación	1.150.000	0	0	0	0	1.150.000
404	09	03	00	Mobiliario y equipos de alojamiento	2.500.000	0	0	0	0	2.500.000
404	12	00	00	Activos intangibles	349.200	0	0	0	0	349.200
404	12	04	00	Paquetes y programas de computación	349.200	0	0	0	0	349.200
				Totales	**45.438.550**	**0**	**0**	**0**	**0**	**45.438.550**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 130307 370069000 ATENCIÓN INTEGRAL A LAS COMUNIDADES AFROVENEZOLANA

OBJETIVO DEL PROYECTO: ARTICULAR LAS COMUNIDADES AFRODESCENDIENTES EN MATERIA DE EDUCACIÓN, SALUD, VIVIENDA, TURISMO Y SOCIOPORODUCTIVAS CON LOS ENTES DEL ESTADO Y NIVEL NACIONAL

UNIDAD DE MEDIDA: COMUNIDAD

META: 690

RESPONSABLE/EJECUTOR: CONSEJO NACIONAL PARA EL DESARROLLO DE LAS COMUNIDADES AFRODESCENDIENTES DE VENEZUELA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**33.616.079**	**0**	**0**	**0**	**0**	**33.616.079**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.251.732	0	0	0	0	4.251.732
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	825.816	0	0	0	0	825.816
401	01	18	00	Remuneraciones al personal contratado	3.183.024	0	0	0	0	3.183.024
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	2.499.024	0	0	0	0	2.499.024
401	01	18	02	Remuneraciones por honorarios profesionales	684.000	0	0	0	0	684.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	242.892	0	0	0	0	242.892
401	03	00	00	Primas	4.201.536	0	0	0	0	4.201.536
401	03	02	00	Primas de transporte a empleados	66.000	0	0	0	0	66.000
401	03	03	00	Primas por hogar a empleados	66.000	0	0	0	0	66.000
401	03	04	00	Primas por hijos a empleados	66.000	0	0	0	0	66.000
401	03	08	00	Primas de profesionalización a empleados	164.268	0	0	0	0	164.268
401	03	09	00	Primas por antigüedad a empleados	93.780	0	0	0	0	93.780
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.826.844	0	0	0	0	1.826.844
401	03	37	00	Primas de transporte al personal contratado	162.000	0	0	0	0	162.000
401	03	38	00	Primas por hogar al personal contratado	162.000	0	0	0	0	162.000
401	03	39	00	Primas por hijos al personal contratado	126.000	0	0	0	0	126.000
401	03	40	00	Primas de profesionalización al personal contratado	158.988	0	0	0	0	158.988
401	03	41	00	Primas por antigüedad al personal contratado	104.940	0	0	0	0	104.940
401	03	95	00	Otras primas al personal de alto nivel y de dirección	647.712	0	0	0	0	647.712
401	03	97	00	Otras primas a empleados	557.004	0	0	0	0	557.004
401	04	00	00	Complementos de sueldos y salarios	12.639.021	0	0	0	0	12.639.021
401	04	08	00	Bono compensatorio de alimentación a empleados	324.000	0	0	0	0	324.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.093.500	0	0	0	0	1.093.500
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	121.500	0	0	0	0	121.500
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	2.420.585	0	0	0	0	2.420.585
401	04	96	00	Otros complementos a empleados	3.546.150	0	0	0	0	3.546.150
401	04	98	00	Otros complementos al personal contratado	5.133.286	0	0	0	0	5.133.286
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.478.158	0	0	0	0	4.478.158
401	05	01	00	Aguinaldos a empleados	1.176.758	0	0	0	0	1.176.758

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 130307 370069000 ATENCIÓN INTEGRAL A LAS COMUNIDADES AFROVENEZOLANA

OBJETIVO DEL PROYECTO: ARTICULAR LAS COMUNIDADES AFRODESCENDIENTES EN MATERIA DE EDUCACIÓN, SALUD, VIVIENDA, TURISMO Y SOCIOPORODUCTIVAS CON LOS ENTES DEL ESTADO Y NIVEL NACIONAL

UNIDAD DE MEDIDA: COMUNIDAD **META:** 690

RESPONSABLE/EJECUTOR: CONSEJO NACIONAL PARA EL DESARROLLO DE LAS COMUNIDADES AFRODESCENDIENTES DE VENEZUELA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	03	00	Bono vacacional a empleados	309.192	0	0	0	0	309.192
401	05	07	00	Aguinaldos al personal contratado	1.631.639	0	0	0	0	1.631.639
401	05	08	00	Bono vacacional al personal contratado	400.805	0	0	0	0	400.805
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	803.686	0	0	0	0	803.686
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	156.078	0	0	0	0	156.078
401	06	00	00	Aportes patronales y legales	649.908	0	0	0	0	649.908
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	85.764	0	0	0	0	85.764
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	19.068	0	0	0	0	19.068
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	64.056	0	0	0	0	64.056
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	259.524	0	0	0	0	259.524
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	91.116	0	0	0	0	91.116
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	57.672	0	0	0	0	57.672
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	25.224	0	0	0	0	25.224
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	41.868	0	0	0	0	41.868
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	5.616	0	0	0	0	5.616
401	07	00	00	Asistencia socio-económica	5.753.932	0	0	0	0	5.753.932
401	07	01	00	Capacitación y adiestramiento a empleados	200.000	0	0	0	0	200.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	474.660	0	0	0	0	474.660
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	2.000.000	0	0	0	0	2.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	57.000	0	0	0	0	57.000
401	07	10	00	Dotación de uniformes a empleados	110.000	0	0	0	0	110.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	60.732	0	0	0	0	60.732
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	40.000	0	0	0	0	40.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	180.000	0	0	0	0	180.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	310.200	0	0	0	0	310.200
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	1.000.000	0	0	0	0	1.000.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	675.180	0	0	0	0	675.180
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares	80.000	0	0	0	0	80.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 130307 370069000 ATENCIÓN INTEGRAL A LAS COMUNIDADES AFROVENEZOLANA

OBJETIVO DEL PROYECTO: ARTICULAR LAS COMUNIDADES AFRODESCENDIENTES EN MATERIA DE EDUCACIÓN, SALUD, VIVIENDA, TURISMO Y SOCIOPORODUCTIVAS CON LOS ENTES DEL ESTADO Y NIVEL NACIONAL

UNIDAD DE MEDIDA: COMUNIDAD

META: 690

RESPONSABLE/EJECUTOR: CONSEJO NACIONAL PARA EL DESARROLLO DE LAS COMUNIDADES AFRODESCENDIENTES DE VENEZUELA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				de sus hijos						
401	07	83	00	Dotación de uniformes al personal contratado	270.000	0	0	0	0	270.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	212.160	0	0	0	0	212.160
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	84.000	0	0	0	0	84.000
401	08	00	00	Prestaciones sociales e indemnizaciones	1.641.792	0	0	0	0	1.641.792
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	533.748	0	0	0	0	533.748
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	759.228	0	0	0	0	759.228
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	348.816	0	0	0	0	348.816
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.847.117**	**0**	**0**	**0**	**0**	**4.847.117**
402	01	00	00	Productos alimenticios y agropecuarios	1.387.920	0	0	0	0	1.387.920
402	01	01	00	Alimentos y bebidas para personas	1.387.920	0	0	0	0	1.387.920
402	03	00	00	Textiles y vestuarios	834.500	0	0	0	0	834.500
402	03	02	00	Prendas de vestir	834.500	0	0	0	0	834.500
402	04	00	00	Productos de cuero y caucho	612.000	0	0	0	0	612.000
402	04	03	00	Cauchos y tripas para vehículos	612.000	0	0	0	0	612.000
402	05	00	00	Productos de papel, cartón e impresos	517.734	0	0	0	0	517.734
402	05	01	00	Pulpa de madera, papel y cartón	192.914	0	0	0	0	192.914
402	05	02	00	Envases y cajas de papel y cartón	10.500	0	0	0	0	10.500
402	05	03	00	Productos de papel y cartón para oficina	304.320	0	0	0	0	304.320
402	05	07	00	Productos de papel y carton para la imprenta y reproducción	10.000	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	195.191	0	0	0	0	195.191
402	06	02	00	Abonos, plaguicidas y otros	501	0	0	0	0	501
402	06	03	00	Tintas, pinturas y colorantes	170.900	0	0	0	0	170.900
402	06	04	00	Productos farmacéuticos y medicamentos	13.430	0	0	0	0	13.430
402	06	05	00	Productos de tocador	2.400	0	0	0	0	2.400
402	06	08	00	Productos plásticos	7.960	0	0	0	0	7.960
402	08	00	00	Productos metálicos	2.000	0	0	0	0	2.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.000	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	1.297.772	0	0	0	0	1.297.772

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 130307 370069000 ATENCIÓN INTEGRAL A LAS COMUNIDADES AFROVENEZOLANA

OBJETIVO DEL PROYECTO: ARTICULAR LAS COMUNIDADES AFRODESCENDIENTES EN MATERIA DE EDUCACIÓN, SALUD, VIVIENDA, TURISMO Y SOCIOPORODUCTIVAS CON LOS ENTES DEL ESTADO Y NIVEL NACIONAL

UNIDAD DE MEDIDA: COMUNIDAD **META:** 690

RESPONSABLE/EJECUTOR: CONSEJO NACIONAL PARA EL DESARROLLO DE LAS COMUNIDADES AFRODESCENDIENTES DE VENEZUELA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolivares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	19.618	0	0	0	0	19.618
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	103.921	0	0	0	0	103.921
402	10	08	00	Materiales para equipos de computación	1.114.366	0	0	0	0	1.114.366
402	10	11	00	Materiales eléctricos	40.000	0	0	0	0	40.000
402	10	12	00	Materiales para instalaciones sanitarias	1.000	0	0	0	0	1.000
402	10	99	00	Otros productos y útiles diversos	18.867	0	0	0	0	18.867
403	**00**	**00**	**00**	**Servicios no personales**	**2.235.087**	**0**	**0**	**0**	**0**	**2.235.087**
403	04	00	00	Servicios básicos	151.488	0	0	0	0	151.488
403	04	01	00	Electricidad	11.208	0	0	0	0	11.208
403	04	04	00	Teléfonos	56.280	0	0	0	0	56.280
403	04	04	01	Servicios de telefonía prestados por organismos públicos	5.880	0	0	0	0	5.880
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	50.400	0	0	0	0	50.400
403	04	07	00	Servicio de condominio	84.000	0	0	0	0	84.000
403	06	00	00	Servicios de transporte y almacenaje	59.640	0	0	0	0	59.640
403	06	03	00	Estacionamiento	59.640	0	0	0	0	59.640
403	07	00	00	Servicios de información, impresión y relaciones públicas	208.673	0	0	0	0	208.673
403	07	02	00	Imprenta y reproducción	159.673	0	0	0	0	159.673
403	07	03	00	Relaciones sociales	49.000	0	0	0	0	49.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	126.000	0	0	0	0	126.000
403	08	01	00	Primas y gastos de seguros	126.000	0	0	0	0	126.000
403	09	00	00	Viáticos y pasajes	760.000	0	0	0	0	760.000
403	09	01	00	Viáticos y pasajes dentro del país	620.000	0	0	0	0	620.000
403	09	02	00	Viáticos y pasajes fuera del país	140.000	0	0	0	0	140.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	192.500	0	0	0	0	192.500
403	10	07	00	Servicios de capacitación y adiestramiento	192.500	0	0	0	0	192.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	84.000	0	0	0	0	84.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	84.000	0	0	0	0	84.000
403	18	00	00	Impuestos indirectos	652.786	0	0	0	0	652.786
403	18	01	00	Impuesto al valor agregado	652.786	0	0	0	0	652.786
404	**00**	**00**	**00**	**Activos reales**	**17.212.804**	**0**	**0**	**0**	**0**	**17.212.804**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 130307 370069000 ATENCIÓN INTEGRAL A LAS COMUNIDADES AFROVENEZOLANA

OBJETIVO DEL PROYECTO: ARTICULAR LAS COMUNIDADES AFRODESCENDIENTES EN MATERIA DE EDUCACIÓN, SALUD, VIVIENDA, TURISMO Y SOCIOPORODUCTIVAS CON LOS ENTES DEL ESTADO Y NIVEL NACIONAL

UNIDAD DE MEDIDA: COMUNIDAD **META:** 690

RESPONSABLE/EJECUTOR: CONSEJO NACIONAL PARA EL DESARROLLO DE LAS COMUNIDADES AFRODESCENDIENTES DE VENEZUELA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	848.605	0	0	0	0	848.605
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	848.605	0	0	0	0	848.605
404	04	00	00	Equipos de transporte, tracción y elevación	3.570.000	0	0	0	0	3.570.000
404	04	01	00	Vehículos automotores terrestres	3.570.000	0	0	0	0	3.570.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.224.000	0	0	0	0	1.224.000
404	05	01	00	Equipos de telecomunicaciones	1.224.000	0	0	0	0	1.224.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.606.500	0	0	0	0	1.606.500
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.606.500	0	0	0	0	1.606.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	9.943.299	0	0	0	0	9.943.299
404	09	01	00	Mobiliario y equipos de oficina	1.345.930	0	0	0	0	1.345.930
404	09	02	00	Equipos de computación	8.173.043	0	0	0	0	8.173.043
404	09	03	00	Mobiliario y equipos de alojamiento	424.326	0	0	0	0	424.326
404	99	00	00	Otros activos reales	20.400	0	0	0	0	20.400
404	99	01	00	Otros activos reales	20.400	0	0	0	0	20.400
				Totales	**57.911.087**	**0**	**0**	**0**	**0**	**57.911.087**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 130307 370069000 ATENCIÓN INTEGRAL A LAS COMUNIDADES AFROVENEZOLANA

OBJETIVO DEL PROYECTO: ARTICULAR LAS COMUNIDADES AFRODESCENDIENTES EN MATERIA DE EDUCACIÓN, SALUD, VIVIENDA, TURISMO Y SOCIOPORODUCTIVAS CON LOS ENTES DEL ESTADO Y NIVEL NACIONAL

UNIDAD DE MEDIDA: COMUNIDAD **META:** 690

RESPONSABLE/EJECUTOR: CONSEJO NACIONAL PARA EL DESARROLLO DE LAS COMUNIDADES AFRODESCENDIENTES DE VENEZUELA **PRESUPUESTO:** **2016**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 130307 370069000 ATENCIÓN INTEGRAL A LAS COMUNIDADES AFROVENEZOLANA

OBJETIVO DEL PROYECTO: ARTICULAR LAS COMUNIDADES AFRODESCENDIENTES EN MATERIA DE EDUCACIÓN, SALUD, VIVIENDA, TURISMO Y SOCIOPRODUCTIVAS CON LOS ENTES DEL ESTADO Y NIVEL NACIONAL

UNIDAD DE MEDIDA: COMUNIDAD **META:** 690

RESPONSABLE/EJECUTOR: CONSEJO NACIONAL PARA EL DESARROLLO DE LAS COMUNIDADES AFRODESCENDIENTES DE VENEZUELA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 370069001 GESTIÓN, ADMINISTRACIÓN Y OPERATIVIDAD DEL CONSEJO NACIONAL PARA DE LAS COMUNIDADES AFRODESCENDIENTES DE VENEZUELA

UNIDAD DE MEDIDA: SERVICIO **META:** 438

RESPONSABLE/EJECUTOR: CONADECAFRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**33.616.079**	**0**	**0**	**0**	**0**	**33.616.079**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.251.732	0	0	0	0	4.251.732
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	825.816	0	0	0	0	825.816
401	01	18	00	Remuneraciones al personal contratado	3.183.024	0	0	0	0	3.183.024
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	2.499.024	0	0	0	0	2.499.024
401	01	18	02	Remuneraciones por honorarios profesionales	684.000	0	0	0	0	684.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	242.892	0	0	0	0	242.892
401	03	00	00	Primas	4.201.536	0	0	0	0	4.201.536
401	03	02	00	Primas de transporte a empleados	66.000	0	0	0	0	66.000
401	03	03	00	Primas por hogar a empleados	66.000	0	0	0	0	66.000
401	03	04	00	Primas por hijos a empleados	66.000	0	0	0	0	66.000
401	03	08	00	Primas de profesionalización a empleados	164.268	0	0	0	0	164.268
401	03	09	00	Primas por antigüedad a empleados	93.780	0	0	0	0	93.780
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.826.844	0	0	0	0	1.826.844
401	03	37	00	Primas de transporte al personal contratado	162.000	0	0	0	0	162.000
401	03	38	00	Primas por hogar al personal contratado	162.000	0	0	0	0	162.000
401	03	39	00	Primas por hijos al personal contratado	126.000	0	0	0	0	126.000
401	03	40	00	Primas de profesionalización al personal contratado	158.988	0	0	0	0	158.988
401	03	41	00	Primas por antigüedad al personal contratado	104.940	0	0	0	0	104.940
401	03	95	00	Otras primas al personal de alto nivel y de dirección	647.712	0	0	0	0	647.712
401	03	97	00	Otras primas a empleados	557.004	0	0	0	0	557.004
401	04	00	00	Complementos de sueldos y salarios	12.639.021	0	0	0	0	12.639.021
401	04	08	00	Bono compensatorio de alimentación a empleados	324.000	0	0	0	0	324.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.093.500	0	0	0	0	1.093.500
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	121.500	0	0	0	0	121.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 130307 370069000 ATENCIÓN INTEGRAL A LAS COMUNIDADES AFROVENEZOLANA

OBJETIVO DEL PROYECTO: ARTICULAR LAS COMUNIDADES AFRODESCENDIENTES EN MATERIA DE EDUCACIÓN, SALUD, VIVIENDA, TURISMO Y SOCIOPORODUCTIVAS CON LOS ENTES DEL ESTADO Y NIVEL NACIONAL

UNIDAD DE MEDIDA: COMUNIDAD **META:** 690

RESPONSABLE/EJECUTOR: CONSEJO NACIONAL PARA EL DESARROLLO DE LAS COMUNIDADES AFRODESCENDIENTES DE VENEZUELA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 370069001 GESTIÓN, ADMINISTRACIÓN Y OPERATIVIDAD DEL CONSEJO NACIONAL PARA DE LAS COMUNIDADES AFRODESCENDIENTES DE VENEZUELA

UNIDAD DE MEDIDA: SERVICIO **META:** 438

RESPONSABLE/EJECUTOR: CONADECAFRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	2.420.585	0	0	0	0	2.420.585
401	04	96	00	Otros complementos a empleados	3.546.150	0	0	0	0	3.546.150
401	04	98	00	Otros complementos al personal contratado	5.133.286	0	0	0	0	5.133.286
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.478.158	0	0	0	0	4.478.158
401	05	01	00	Aguinaldos a empleados	1.176.758	0	0	0	0	1.176.758
401	05	03	00	Bono vacacional a empleados	309.192	0	0	0	0	309.192
401	05	07	00	Aguinaldos al personal contratado	1.631.639	0	0	0	0	1.631.639
401	05	08	00	Bono vacacional al personal contratado	400.805	0	0	0	0	400.805
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	803.686	0	0	0	0	803.686
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	156.078	0	0	0	0	156.078
401	06	00	00	Aportes patronales y legales	649.908	0	0	0	0	649.908
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	85.764	0	0	0	0	85.764
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	19.068	0	0	0	0	19.068
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	64.056	0	0	0	0	64.056
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	259.524	0	0	0	0	259.524
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	91.116	0	0	0	0	91.116
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	57.672	0	0	0	0	57.672
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	25.224	0	0	0	0	25.224
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	41.868	0	0	0	0	41.868
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	5.616	0	0	0	0	5.616
401	07	00	00	Asistencia socio-económica	5.753.932	0	0	0	0	5.753.932
401	07	01	00	Capacitación y adiestramiento a empleados	200.000	0	0	0	0	200.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	474.660	0	0	0	0	474.660
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	2.000.000	0	0	0	0	2.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 130307 370069000 ATENCIÓN INTEGRAL A LAS COMUNIDADES AFROVENEZOLANA

OBJETIVO DEL PROYECTO: ARTICULAR LAS COMUNIDADES AFRODESCENDIENTES EN MATERIA DE EDUCACIÓN, SALUD, VIVIENDA, TURISMO Y SOCIOPORODUCTIVAS CON LOS ENTES DEL ESTADO Y NIVEL NACIONAL

UNIDAD DE MEDIDA: COMUNIDAD **META:** 690

RESPONSABLE/EJECUTOR: CONSEJO NACIONAL PARA EL DESARROLLO DE LAS COMUNIDADES AFRODESCENDIENTES DE VENEZUELA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 370069001 GESTIÓN, ADMINISTRACIÓN Y OPERATIVIDAD DEL CONSEJO NACIONAL PARA DE LAS COMUNIDADES AFRODESCENDIENTES DE VENEZUELA

UNIDAD DE MEDIDA: SERVICIO **META:** 433

RESPONSABLE/EJECUTOR: CONADECAFRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	57.000	0	0	0	0	57.000
401	07	10	00	Dotación de uniformes a empleados	110.000	0	0	0	0	110.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	60.732	0	0	0	0	60.732
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	40.000	0	0	0	0	40.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	180.000	0	0	0	0	180.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	310.200	0	0	0	0	310.200
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	1.000.000	0	0	0	0	1.000.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	675.180	0	0	0	0	675.180
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	80.000	0	0	0	0	80.000
401	07	83	00	Dotación de uniformes al personal contratado	270.000	0	0	0	0	270.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	212.160	0	0	0	0	212.160
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	84.000	0	0	0	0	84.000
401	08	00	00	Prestaciones sociales e indemnizaciones	1.641.792	0	0	0	0	1.641.792
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	533.748	0	0	0	0	533.748
401	08	03	00	Prestaciones sociales e indemnizaciones a personal contratado	759.228	0	0	0	0	759.228
401	08	07	00	Prestaciones sociales e indemnizaciones a personal de alto nivel y de dirección	348.816	0	0	0	0	348.816
				Totales	**33.616.079**	**0**	**0**	**0**	**0**	**33.616.079**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 130307 370069000 ATENCIÓN INTEGRAL A LAS COMUNIDADES AFROVENEZOLANA

OBJETIVO DEL PROYECTO: ARTICULAR LAS COMUNIDADES AFRODESCENDIENTES EN MATERIA DE EDUCACIÓN, SALUD, VIVIENDA, TURISMO Y SOCIOPORODUCTIVAS CON LOS ENTES DEL ESTADO Y NIVEL NACIONAL

UNIDAD DE MEDIDA: COMUNIDAD **META:** 690

RESPONSABLE/EJECUTOR: CONSEJO NACIONAL PARA EL DESARROLLO DE LAS COMUNIDADES AFRODESCENDIENTES DE VENEZUELA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 370069002 ARTICULAR LOS ENTES DEL ESTADO Y LAS COMUNIDADES AFRODESCENDIENTES A NIVEL NACIONAL

UNIDAD DE MEDIDA: COMUNIDAD **META:** 252

RESPONSABLE/EJECUTOR: CONADECAFRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.847.117**	0	0	0	0	**4.847.117**
402	01	00	00	Productos alimenticios y agropecuarios	1.387.920	0	0	0	0	1.387.920
402	01	01	00	Alimentos y bebidas para personas	1.387.920	0	0	0	0	1.387.920
402	03	00	00	Textiles y vestuarios	834.500	0	0	0	0	834.500
402	03	02	00	Prendas de vestir	834.500	0	0	0	0	834.500
402	04	00	00	Productos de cuero y caucho	612.000	0	0	0	0	612.000
402	04	03	00	Cauchos y tripas para vehículos	612.000	0	0	0	0	612.000
402	05	00	00	Productos de papel, cartón e impresos	517.734	0	0	0	0	517.734
402	05	01	00	Pulpa de madera, papel y cartón	192.914	0	0	0	0	192.914
402	05	02	00	Envases y cajas de papel y cartón	10.500	0	0	0	0	10.500
402	05	03	00	Productos de papel y cartón para oficina	304.320	0	0	0	0	304.320
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.000	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	195.191	0	0	0	0	195.191
402	06	02	00	Abonos, plaguicidas y otros	501	0	0	0	0	501
402	06	03	00	Tintas, pinturas y colorantes	170.900	0	0	0	0	170.900
402	06	04	00	Productos farmacéuticos y medicamentos	13.430	0	0	0	0	13.430
402	06	05	00	Productos de tocador	2.400	0	0	0	0	2.400
402	06	08	00	Productos plásticos	7.960	0	0	0	0	7.960
402	08	00	00	Productos metálicos	2.000	0	0	0	0	2.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.000	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	1.297.772	0	0	0	0	1.297.772
402	10	02	00	Materiales y útiles de limpieza y aseo	19.618	0	0	0	0	19.618
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	103.921	0	0	0	0	103.921
402	10	08	00	Materiales para equipos de computación	1.114.366	0	0	0	0	1.114.366
402	10	11	00	Materiales eléctricos	40.000	0	0	0	0	40.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 130307 370069000 ATENCIÓN INTEGRAL A LAS COMUNIDADES AFROVENEZOLANA

OBJETIVO DEL PROYECTO: ARTICULAR LAS COMUNIDADES AFRODESCENDIENTES EN MATERIA DE EDUCACIÓN, SALUD, VIVIENDA, TURISMO Y SOCIOPORODUCTIVAS CON LOS ENTES DEL ESTADO Y NIVEL NACIONAL

UNIDAD DE MEDIDA: COMUNIDAD **META:** 690

RESPONSABLE/EJECUTOR: CONSEJO NACIONAL PARA EL DESARROLLO DE LAS COMUNIDADES AFRODESCENDIENTES DE VENEZUELA **PRESUPUESTO.** 2016

ACCIÓN ESPECÍFICA: 370069002 ARTICULAR LOS ENTES DEL ESTADO Y LAS COMUNIDADES AFRODESCENDIENTES A NIVEL NACIONAL

UNIDAD DE MEDIDA: COMUNIDAD **META:** 252

RESPONSABLE/EJECUTOR: CONADECAFRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	1.000	0	0	0	0	1.000
402	10	99	00	Otros productos y útiles diversos	18.867	0	0	0	0	18.867
403	**00**	**00**	**00**	**Servicios no personales**	**2.235.087**	**0**	**0**	**0**	**0**	**2.235.087**
403	04	00	00	Servicios básicos	151.488	0	0	0	0	151.488
403	04	01	00	Electricidad	11.208	0	0	0	0	11.208
403	04	04	00	Teléfonos	56.280	0	0	0	0	56.280
403	04	04	01	Servicios de telefonía prestados por organismos públicos	5.880	0	0	0	0	5.880
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	50.400	0	0	0	0	50.400
403	04	07	00	Servicio de condominio	84.000	0	0	0	0	84.000
403	06	00	00	Servicios de transporte y almacenaje	59.640	0	0	0	0	59.640
403	06	03	00	Estacionamiento	59.640	0	0	0	0	59.640
403	07	00	00	Servicios de información, impresión y relaciones públicas	208.673	0	0	0	0	208.673
403	07	02	00	Imprenta y reproducción	159.673	0	0	0	0	159.673
403	07	03	00	Relaciones sociales	49.000	0	0	0	0	49.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	126.000	0	0	0	0	126.000
403	08	01	00	Primas y gastos de seguros	126.000	0	0	0	0	126.000
403	09	00	00	Viáticos y pasajes	760.000	0	0	0	0	760.000
403	09	01	00	Viáticos y pasajes dentro del país	620.000	0	0	0	0	620.000
403	09	02	00	Viáticos y pasajes fuera del país	140.000	0	0	0	0	140.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	192.500	0	0	0	0	192.500
403	10	07	00	Servicios de capacitación y adiestramiento	192.500	0	0	0	0	192.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	84.000	0	0	0	0	84.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	84.000	0	0	0	0	84.000
403	18	00	00	Impuestos indirectos	652.786	0	0	0	0	652.786
403	18	01	00	Impuesto al valor agregado	652.786	0	0	0	0	652.786

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 130307 370069000 ATENCIÓN INTEGRAL A LAS COMUNIDADES AFROVENEZOLANA

OBJETIVO DEL PROYECTO: ARTICULAR LAS COMUNIDADES AFRODESCENDIENTES EN MATERIA DE EDUCACIÓN, SALUD, VIVIENDA, TURISMO Y SOCIOPORODUCTIVAS CON LOS ENTES DEL ESTADO Y NIVEL NACIONAL

UNIDAD DE MEDIDA: COMUNIDAD **META:** 690

RESPONSABLE/EJECUTOR: CONSEJO NACIONAL PARA EL DESARROLLO DE LAS COMUNIDADES AFRODESCENDIENTES DE VENEZUELA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 370069002 ARTICULAR LOS ENTES DEL ESTADO Y LAS COMUNIDADES AFRODESCENDIENTES A NIVEL NACIONAL

UNIDAD DE MEDIDA: COMUNIDAD **META:** 252

RESPONSABLE/EJECUTOR: CONADECAFRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**17.212.804**	**0**	**0**	**0**	**0**	**17.212.804**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	848.605	0	0	0	0	848.605
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	848.605	0	0	0	0	848.605
404	04	00	00	Equipos de transporte, tracción y elevación	3.570.000	0	0	0	0	3.570.000
404	04	01	00	Vehículos automotores terrestres	3.570.000	0	0	0	0	3.570.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.224.000	0	0	0	0	1.224.000
404	05	01	00	Equipos de telecomunicaciones	1.224.000	0	0	0	0	1.224.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.606.500	0	0	0	0	1.606.500
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.606.500	0	0	0	0	1.606.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	9.943.299	0	0	0	0	9.943.299
404	09	01	00	Mobiliario y equipos de oficina	1.345.930	0	0	0	0	1.345.930
404	09	02	00	Equipos de computación	8.173.043	0	0	0	0	8.173.043
404	09	03	00	Mobiliario y equipos de alojamiento	424.326	0	0	0	0	424.326
404	99	00	00	Otros activos reales	20.400	0	0	0	0	20.400
404	99	01	00	Otros activos reales	20.400	0	0	0	0	20.400
				Totales	**24.295.008**	**0**	**0**	**0**	**0**	**24.295.008**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**14.957.372.167**	**316.954.109**	**0**	**0**	**0**	**15.274.326.276**
407	01	00	00	Transferencias y donaciones corrientes internas	14.957.372.167	0	0	0	0	14.957.372.167
407	01	03	00	Transferencias corrientes internas al sector público	14.957.372.167	0	0	0	0	14.957.372.167
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	14.957.372.167	0	0	0	0	14.957.372.167
407	03	00	00	Transferencias y donaciones de capital internas	0	316.954.109	0	0	0	316.954.109
407	03	03	00	Transferencias de capital internas al sector público	0	316.954.109	0	0	0	316.954.109
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	316.954.109	0	0	0	316.954.109
				Totales	**14.957.372.167**	**316.954.109**	**0**	**0**	**0**	**15.274.326.276**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**14.957.372.167**	**316.954.109**	**0**	0	0	**15.274.326.276**
407	01	00	00	Transferencias y donaciones corrientes internas	14.957.372.167	0	0	0	0	14.957.372.167
407	01	03	00	Transferencias corrientes internas al sector público	14.957.372.167	0	0	0	0	14.957.372.167
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	14.957.372.167	0	0	0	0	14.957.372.167
				- A0049 Instituto Nacional de Deportes (IND)	97.963.030	0	0	0	0	97.963.030
				- A0124 Consejo Nacional para las Personas con Discapacidad (CONAPDIS)	93.818.758	0	0	0	0	93.818.758
				- A0216 Fundación "Pueblo Soberano"	584.004.798	0	0	0	0	584.004.798
				- A0246 Servicio Desconcentrado de Administración y Gestión del Fondo de Ahorro Familiar e Inversión Social "Hijos de Venezuela"	94.514.558	0	0	0	0	94.514.558
				- A0306 Fundación "José Félix Ribas" (FUNDARIBAS)	144.426.526	0	0	0	0	144.426.526
				- A0369 Fundación Musical Simón Bolívar (Fundamusical Bolívar)	2.214.884.862	0	0	0	0	2.214.884.862
				- A0411 Fundación Pro-Patria 2000	1.000.000	0	0	0	0	1.000.000
				- A0415 Fundación Misión Sucre	1.325.628.787	0	0	0	0	1.325.628.787
				- A0423 Fundación Misión Identidad	53.940.744	0	0	0	0	53.940.744
				- A0425 Fundación Samuel Robinson	808.406.449	0	0	0	0	808.406.449
				- A0428 Fundación Misión Piar	7.404.373	0	0	0	0	7.404.373
				- A0446 Fundación Misión Barrio Adentro	2.252.986.775	0	0	0	0	2.252.986.775
				- A0452 Fundación Misión Cultura	145.714.986	0	0	0	0	145.714.986
				- A0456 Fundación Misión Madres del Barrio Josefa Joaquina Sánchez	1.909.488.666	0	0	0	0	1.909.488.666
				- A0460 Fundación Misión Milagro	53.913.974	0	0	0	0	53.913.974
				- A0480 Fundación Misión Negra Hipólita	1.115.871.936	0	0	0	0	1.115.871.936
				- A0484 Fundación Nacional El Niño Simón	913.705.248	0	0	0	0	913.705.248
				- A0487 Fundación Gran Misión Saber y Trabajo	78.384.713	0	0	0	0	78.384.713
				- A0539 Fundación Movimiento Nacional de Teatro para Niñas, Niños y Jóvenes, César Rengifo	36.212.892	0	0	0	0	36.212.892
				- A0540 Fundación Misión José Gregorio Hernández	134.376.641	0	0	0	0	134.376.641
				- A0555 Instituto de Altos Estudios del Pensamiento del Comandante Supremo Hugo Rafael Chávez Frias	24.941.314	0	0	0	0	24.941.314
				- A0579 Cuerpo Nacional Contra la Corrupción	76.537.892	0	0	0	0	76.537.892

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				- A0589 Fundación Movimiento por la Paz y la Vida	171.478.705	0	0	0	0	171.478.705
				- A0910 Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA)	825.785.994	0	0	0	0	825.785.994
				- A0931 Servicio Autónomo Fondo Nacional de Protección de Niños, Niñas y Adolescentes (FNPNNA)	46.050.000	0	0	0	0	46.050.000
				- A0950 Instituto Nacional de Servicios Sociales (INASS)	1.543.212.814	0	0	0	0	1.543.212.814
				- A1602 Fundación Misión Niño Jesús	138.400.000	0	0	0	0	138.400.000
				- A1604 Fundación Oficina Presidencial de Planes y Proyectos Especiales	64.316.732	0	0	0	0	64.316.732
407	03	00	00	Transferencias y donaciones de capital internas	0	316.954.109	0	0	0	316.954.109
407	03	03	00	Transferencias de capital internas al sector público	0	316.954.109	0	0	0	316.954.109
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	316.954.109	0	0	0	316.954.109
				- A0369 Fundación Musical Simón Bolívar (Fundamusical Bolívar)	0	316.954.109	0	0	0	316.954.109
				Totales	**14.957.372.167**	**316.954.109**	**0**	**0**	**0**	**15.274.326.276**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 379999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACION "PUEBLO SOBERANO"

UNIDAD DE MEDIDA: BOLÍVAR **META:** 108.873.597

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**584.004.798**	**0**	**0**	**0**	**0**	**584.004.798**
407	01	00	00	Transferencias y donaciones corrientes internas	584.004.798	0	0	0	0	584.004.798
407	01	03	00	Transferencias corrientes internas al sector público	584.004.798	0	0	0	0	584.004.798
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	584.004.798	0	0	0	0	584.004.798
				Totales	**584.004.798**	**0**	**0**	**0**	**0**	**584.004.798**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 379999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PRO-PATRIA 2000

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.000.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.000.000	0	0	0	0	1.000.000
407	01	03	00	Transferencias corrientes internas al sector público	1.000.000	0	0	0	0	1.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.000.000	0	0	0	0	1.000.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 379999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MUSICAL SIMÓN BOLÍVAR (FUNDAMUSICAL BOLÍVAR)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.531.944.492

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.214.884.862**	**316.954.109**	**0**	**0**	**0**	**2.531.838.971**
407	01	00	00	Transferencias y donaciones corrientes internas	2.214.884.862	0	0	0	0	2.214.884.862
407	01	03	00	Transferencias corrientes internas al sector público	2.214.884.862	0	0	0	0	2.214.884.862
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.214.884.862	0	0	0	0	2.214.884.862
407	03	00	00	Transferencias y donaciones de capital internas	0	316.954.109	0	0	0	316.954.109
407	03	03	00	Transferencias de capital internas al sector público	0	316.954.109	0	0	0	316.954.109
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	316.954.109	0	0	0	316.954.109
				Totales	**2.214.884.862**	**316.954.109**	**0**	**0**	**0**	**2.531.838.971**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 379999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO DE ALTOS ESTUDIOS DEL PENSAMIENTO DEL COMANDANTE SUPREMO HUGO RAFAEL CHÁVEZ FRIAS

UNIDAD DE MEDIDA: BOLÍVAR

META: 24.941.314

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**24.941.314**	**0**	**0**	**0**	**0**	**24.941.314**
407	01	00	00	Transferencias y donaciones corrientes internas	24.941.314	0	0	0	0	24.941.314
407	01	03	00	Transferencias corrientes internas al sector público	24.941.314	0	0	0	0	24.941.314
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	24.941.314	0	0	0	0	24.941.314
				Totales	**24.941.314**	**0**	**0**	**0**	**0**	**24.941.314**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 379999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN OFICINA PRESIDENCIAL DE PLANES Y PROYECTOS ESPECIALES

UNIDAD DE MEDIDA: BOLÍVAR **META:** 27.637.867

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**64.316.732**	**0**	**0**	**0**	**0**	**64.316.732**
407	01	00	00	Transferencias y donaciones corrientes internas	64.316.732	0	0	0	0	64.316.732
407	01	03	00	Transferencias corrientes internas al sector público	64.316.732	0	0	0	0	64.316.732
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	64.316.732	0	0	0	0	64.316.732
				Totales	**64.316.732**	**0**	**0**	**0**	**0**	**64.316.732**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 379999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CONSEJO NACIONAL PARA LAS PERSONAS CON DISCAPACIDAD (CONAPDIS)

UNIDAD DE MEDIDA: BOLÍVAR

META: 93.818.758

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**93.818.758**	**0**	**0**	**0**	**0**	**93.818.758**
407	01	00	00	Transferencias y donaciones corrientes internas	93.818.758	0	0	0	0	93.818.758
407	01	03	00	Transferencias corrientes internas al sector público	93.818.758	0	0	0	0	93.818.758
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	93.818.758	0	0	0	0	93.818.758
				Totales	**93.818.758**	**0**	**0**	**0**	**0**	**93.818.758**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 379999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN "JOSÉ FÉLIX RIBAS" (FUNDARIBAS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 144.426.526

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**144.426.526**	**0**	**0**	**0**	**0**	**144.426.526**
407	01	00	00	Transferencias y donaciones corrientes internas	144.426.526	0	0	0	0	144.426.526
407	01	03	00	Transferencias corrientes internas al sector público	144.426.526	0	0	0	0	144.426.526
407	01	03	02	Transferenc'as corrientes a entes descentralizados sin fines empresariales	144.426.526	0	0	0	0	144.426.526
				Totales	**144.426.526**	**0**	**0**	**0**	**0**	**144.426.526**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 379999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN NACIONAL EL NIÑO SIMÓN

UNIDAD DE MEDIDA: BOLÍVAR

META: 913.705.248

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**913.705.248**	**0**	**0**	**0**	**0**	**913.705.248**
407	01	00	00	Transferencias y donaciones corrientes internas	913.705.248	0	0	0	0	913.705.248
407	01	03	00	Transferencias corrientes internas al sector público	913.705.248	0	0	0	0	913.705.248
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	913.705.248	0	0	0	0	913.705.248
				Totales	**913.705.248**	**0**	**0**	**0**	**0**	**913.705.248**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 379999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MISIÓN JOSÉ GREGORIO HERNÁNDEZ

UNIDAD DE MEDIDA: BOLÍVAR **META:** 134.376.641

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**134.376.641**	**0**	**0**	**0**	**0**	**134.376.641**
407	01	00	00	Transferencias y donaciones corrientes internas	134.376.641	0	0	0	0	134.376.641
407	01	03	00	Transferencias corrientes internas al sector público	134.376.641	0	0	0	0	134.376.641
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	134.376.641	0	0	0	0	134.376.641
				Totales	**134.376.641**	**0**	**0**	**0**	**0**	**134.376.641**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 379999010 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO AUTÓNOMO CONSEJO NACIONAL DE DERECHOS DE NIÑOS, NIÑAS Y ADOLESCENTES (IDENNA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 779.735.994

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**825.785.994**	**0**	**0**	**0**	**0**	**825.785.994**
407	01	00	00	Transferencias y donaciones corrientes internas	825.785.994	0	0	0	0	825.785.994
407	01	03	00	Transferencias corrientes internas al sector público	825.785.994	0	0	0	0	825.785.994
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	825.785.994	0	0	0	0	825.785.994
				Totales	**825.785.994**	**0**	**0**	**0**	**0**	**825.785.994**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 379999011 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE SERVICIOS SOCIALES (INASS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.543.212.814

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.543.212.814**	**0**	**0**	**0**	**0**	**1.543.212.814**
407	01	00	00	Transferencias y donaciones corrientes internas	1.543.212.814	0	0	0	0	1.543.212.814
407	01	03	00	Transferencias corrientes internas al sector público	1.543.212.814	0	0	0	0	1.543.212.814
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.543.212.814	0	0	0	0	1.543.212.814
				Totales	**1.543.212.814**	**0**	**0**	**0**	**0**	**1.543.212.814**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 379999012 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CUERPO NACIONAL CONTRA LA CORRUPCIÓN

UNIDAD DE MEDIDA: BOLÍVAR

META: 76.537.892

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**76.537.892**	**0**	**0**	**0**	**0**	**76.537.892**
407	01	00	00	Transferencias y donaciones corrientes internas	76.537.892	0	0	0	0	76.537.892
407	01	03	00	Transferencias corrientes internas al sector público	76.537.892	0	0	0	0	76.537.892
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	76.537.892	0	0	0	0	76.537.892
				Totales	**76.537.892**	**0**	**0**	**0**	**0**	**76.537.892**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 379999013 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MISIÓN NEGRA HIPÓLITA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 664.036.689

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.115.871.936**	**0**	**0**	**0**	**0**	**1.115.871.936**
407	01	00	00	Transferencias y donaciones corrientes internas	1.115.871.936	0	0	0	0	1.115.871.936
407	01	03	00	Transferencias corrientes internas al sector público	1.115.871.936	0	0	0	0	1.115.871.936
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.115.871.936	0	0	0	0	1.115.871.936
				Totales	**1.115.871.936**	**0**	**0**	**0**	**0**	**1.115.871.936**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 15.274.326.726

RESPONSABLE/EJECUTOR. DIRECCIÓN DE ADMINISTRACIÓN

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 379999014 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MOVIMIENTO NACIONAL DE TEATRO PARA NIÑAS, NIÑOS Y JÓVENES, CÉSAR RENGIFO

UNIDAD DE MEDIDA: BOLÍVAR

META: 48.535.859

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**36.212.892**	**0**	**0**	**0**	**0**	**36.212.892**
407	01	00	00	Transferencias y donaciones corrientes internas	36.212.892	0	0	0	0	36.212.892
407	01	03	00	Transferencias corrientes internas al sector público	36.212.892	0	0	0	0	36.212.892
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	36.212.892	0	0	0	0	36.212.892
				Totales	**36.212.892**	**0**	**0**	**0**	0	**36.212.892**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 379999015 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MISIÓN NIÑO JESÚS

UNIDAD DE MEDIDA: BOLÍVAR

META: 167.200.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**138.400.000**	**0**	**0**	**0**	**0**	**138.400.000**
407	01	00	00	Transferencias y donaciones corrientes internas	138.400.000	0	0	0	0	138.400.000
407	01	03	00	Transferencias corrientes internas al sector público	138.400.000	0	0	0	0	138.400.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	138.400.000	0	0	0	0	138.400.000
				Totales	**138.400.000**	**0**	**0**	**0**	**0**	**138.400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 379999016 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO AUTÓNOMO FONDO NACIONAL DE PROTECCIÓN DE NIÑOS, NIÑAS Y ADOLESCENTES (FNPNNA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 46.050.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**46.050.000**	**0**	**0**	**0**	**0**	**46.050.000**
407	01	00	00	Transferencias y donaciones corrientes internas	46.050.000	0	0	0	0	46.050.000
407	01	03	00	Transferencias corrientes internas al sector público	46.050.000	0	0	0	0	46.050.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	46.050.000	0	0	0	0	46.050.000
				Totales	**46.050.000**	**0**	**0**	**0**	**0**	**46.050.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCION DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 379999017 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO DESCONCENTRADO DE ADMINISTRACIÓN Y GESTIÓN DEL FONDO DE AHORRO FAMILIAR E INVERSIÓN SOCIAL "HIJOS DE VENEZUELA"

UNIDAD DE MEDIDA: BOLÍVAR **META:** 94.514.558

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**94.514.558**	**0**	**0**	**0**	**0**	**94.514.558**
407	01	00	00	Transferencias y donaciones corrientes internas	94.514.558	0	0	0	0	94.514.558
407	01	03	00	Transferencias corrientes internas al sector público	94.514.558	0	0	0	0	94.514.558
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	94.514.558	0	0	0	0	94.514.558
				Totales	**94.514.558**	**0**	**0**	**0**	**0**	**94.514.558**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 379999018 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MOVIMIENTO POR LA PAZ Y LA VIDA

UNIDAD DE MEDIDA: BOLÍVAR

META: 171.478.705

RESPONSABLE/EJECUTOR: OFICINA DE GESTION ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**171.478.705**	**0**	**0**	**0**	**0**	**171.478.705**
407	01	00	00	Transferencias y donaciones corrientes internas	171.478.705	0	0	0	0	171.478.705
407	01	03	00	Transferencias corrientes internas al sector público	171.478.705	0	0	0	0	171.478.705
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	171.478.705	0	0	0	0	171.478.705
				Totales	**171.478.705**	**0**	**0**	**0**	**0**	**171.478.705**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 379999019 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MISIÓN SUCRE

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12

RESPONSABLE/EJECUTOR:

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.325.628.787**	**0**	**0**	**0**	**0**	**1.325.628.787**
407	01	00	00	Transferencias y donaciones corrientes internas	1.325.628.787	0	0	0	0	1.325.628.787
407	01	03	00	Transferencias corrientes internas al sector público	1.325.628.787	0	0	0	0	1.325.628.787
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.325.628.787	0	0	0	0	1.325.628.787
				Totales	**1.325.628.787**	**0**	**0**	**0**	**0**	**1.325.628.787**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 379999020 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MISIÓN IDENTIDAD

UNIDAD DE MEDIDA: BOLÍVAR

META: 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**53.940.744**	**0**	**0**	**0**	**0**	**53.940.744**
407	01	00	00	Transferencias y donaciones corrientes internas	53.940.744	0	0	0	0	53.940.744
407	01	03	00	Transferencias corrientes internas al sector público	53.940.744	0	0	0	0	53.940.744
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	53.940.744	0	0	0	0	53.940.744
				Totales	**53.940.744**	**0**	**0**	**0**	**0**	**53.940.744**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 379999021 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN SAMUEL ROBINSON

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**808.406.449**	**0**	**0**	**0**	**0**	**808.406.449**
407	01	00	00	Transferencias y donaciones corrientes internas	808.406.449	0	0	0	0	808.406.449
407	01	03	00	Transferencias corrientes internas al sector público	808.406.449	0	0	0	0	808.406.449
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	808.406.449	0	0	0	0	808.406.449
				Totales	**808.406.449**	**0**	**0**	**0**	**0**	**808.406.449**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 379999022 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MISIÓN PIAR

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.404.373**	**0**	**0**	**0**	**0**	**7.404.373**
407	01	00	00	Transferencias y donaciones corrientes internas	7.404.373	0	0	0	0	7.404.373
407	01	03	00	Transferencias corrientes internas al sector público	7.404.373	0	0	0	0	7.404.373
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	7.404.373	0	0	0	0	7.404.373
				Totales	**7.404.373**	**0**	**0**	**0**	**0**	**7.404.373**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACION **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 379999023 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MISIÓN BARRIO ADENTRO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.252.986.775**	**0**	**0**	**0**	**0**	**2.252.986.775**
407	01	00	00	Transferencias y donaciones corrientes internas	2.252.986.775	0	0	0	0	2.252.986.775
407	01	03	00	Transferencias corrientes internas al sector público	2.252.986.775	0	0	0	0	2.252.986.775
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.252.986.775	0	0	0	0	2.252.986.775
				Totales	**2.252.986.775**	**0**	**0**	**0**	**0**	**2.252.986.775**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 379999024 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MISIÓN CULTURA

UNIDAD DE MEDIDA: BOLÍVAR

META: 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**145.714.986**	**0**	**0**	**0**	**0**	**145.714.986**
407	01	00	00	Transferencias y donaciones corrientes internas	145.714.986	0	0	0	0	145.714.986
407	01	03	00	Transferencias corrientes internas al sector público	145.714.986	0	0	0	0	145.714.986
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	145.714.986	0	0	0	0	145.714.986
				Totales	**145.714.986**	**0**	**0**	**0**	**0**	**145.714.986**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 379999025 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MISIÓN MADRES DEL BARRIO JOSEFA JOAQUINA SÁNCHEZ

UNIDAD DE MEDIDA: BOLÍVAR

META: 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.909.488.666**	**0**	**0**	**0**	**0**	**1.909.488.666**
407	01	00	00	Transferencias y donaciones corrientes internas	1.909.488.666	0	0	0	0	1.909.488.666
407	01	03	00	Transferencias corrientes internas al sector público	1.909.488.666	0	0	0	0	1.909.488.666
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.909.488.666	0	0	0	0	1.909.488.666
				Totales	**1.909.488.666**	**0**	**0**	**0**	**0**	**1.909.488.666**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 379999026 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MISIÓN MILAGRO

UNIDAD DE MEDIDA: BOLÍVAR

META: 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**53.913.974**	**0**	**0**	**0**	**0**	**53.913.974**
407	01	00	00	Transferencias y donaciones corrientes internas	53.913.974	0	0	0	0	53.913.974
407	01	03	00	Transferencias corrientes internas al sector público	53.913.974	0	0	0	0	53.913.974
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	53.913.974	0	0	0	0	53.913.974
				Totales	**53.913.974**	**0**	**0**	**0**	**0**	**53.913.974**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 379999027 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN GRAN MISIÓN SABER Y TRABAJO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**78.384.713**	**0**	**0**	**0**	**0**	**78.384.713**
407	01	00	00	Transferencias y donaciones corrientes internas	78.384.713	0	0	0	0	78.384.713
407	01	03	00	Transferencias corrientes internas al sector público	78.384.713	0	0	0	0	78.384.713
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	78.384.713	0	0	0	0	78.384.713
				Totales	**78.384.713**	**0**	**0**	**0**	**0**	**78.384.713**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 15.274.326.726

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 379999028 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE DEPORTES (IND)

UNIDAD DE MEDIDA: BOLÍVAR

META: 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**97.963.030**	**0**	**0**	**0**	**0**	**97.963.030**
407	01	00	00	Transferencias y donaciones corrientes internas	97.963.030	0	0	0	0	97.963.030
407	01	03	00	Transferencias corrientes internas al sector público	97.963.030	0	0	0	0	97.963.030
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	97.963.030	0	0	0	0	97.963.030
				Totales	**97.963.030**	**0**	**0**	**0**	**0**	**97.963.030**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**1.521.243.565**	0	0	0	0	**1.521.243.565**
401	01	00	00	Sueldos, salarios y otras retribuciones	105.439.971	0	0	0	0	105.439.971
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	32.661.495	0	0	0	0	32.661.495
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	40.260.822	0	0	0	0	40.260.822
401	01	12	00	Salarios a obreros en puestos no permanentes	9.083.273	0	0	0	0	9.083.273
401	01	18	00	Remuneraciones al personal contratado	22.989.081	0	0	0	0	22.989.081
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	18.189.081	0	0	0	0	18.189.081
401	01	18	02	Remuneraciones por honorarios profesionales	4.800.000	0	0	0	0	4.800.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	178.12	0	0	0	0	178.120
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	267.180	0	0	0	0	267.180
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	31.271.860	0	0	0	0	31.271.860
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	10.772.646	0	0	0	0	10.772.646
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	20.499.214	0	0	0	0	20.499.214
401	03	00	00	Primas	87.868.503	0	0	0	0	87.868.503
401	03	01	00	Primas por mérito a empleados	558.42	0	0	0	0	558.428
401	03	02	00	Primas de transporte a empleados	11.854.80	0	0	0	0	11.854.800
401	03	03	00	Primas por hogar a empleados	6.408.000	0	0	0	0	6.408.000
401	03	04	00	Primas por hijos a empleados	310.200	0	0	0	0	310.200
401	03	08	00	Primas de profesionalización a empleados	4.497.885	0	0	0	0	4.497.885
401	03	09	00	Primas por antiguedad a empleados	8.704.805	0	0	0	0	8.704.805
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	7.719.226	0	0	0	0	7.719.226
401	03	16	00	Primas por mérito a obreros	379.800	0	0	0	0	379.800
401	03	17	00	Primas de transporte a obreros	10.885.400	0	0	0	0	10.885.400
401	03	18	00	Primas por hogar a obreros	5.175.000	0	0	0	0	5.175.000
401	03	19	00	Primas por hijos de obreros	685.200	0	0	0	0	685.200
401	03	21	00	Primas por antigüedad a obreros	13.063.220	0	0	0	0	13.063.220
401	03	22	00	Primas de profesionalización a obreros	554.484	0	0	0	0	554.484
401	03	37	00	Primas de transporte al personal contratado	5.494.500	0	0	0	0	5.494.500
401	03	38	00	Primas por hogar al personal contratado	2.970.000	0	0	0	0	2.970.000
401	03	39	00	Primas por hijos al personal contratado	184.400	0	0	0	0	184.400
401	03	41	00	Primas por antigüedad al personal contratado	2.219.700	0	0	0	0	2.219.700
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de	290.712	0	0	0	0	290.712

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				elección popular						
401	03	47	00	Primas al personal de alto nivel y de dirección	672.768	0	0	0	0	672.768
401	03	97	00	Otras primas a empleados	5.239.975	0	0	0	0	5.239.975
401	04	00	00	Complementos de sueldos y salarios	517.389.028	0	0	0	0	517.389.028
401	04	06	00	Complemento a empleados por comisión de servicios	3.796.056	0	0	0	0	3.796.056
401	04	08	00	Bono compensatorio de alimentación a empleados	26.673.300	0	0	0	0	26.673.300
401	04	10	00	Complemento a empleados por días feriados	9.697.352	0	0	0	0	9.697.352
401	04	18	00	Bono compensatorio de alimentación a obreros	34.465.500	0	0	0	0	34.465.500
401	04	20	00	Complemento a obreros por días feriados	7.164.095	0	0	0	0	7.164.095
401	04	26	00	Bono compensatorio de alimentación al personal contratado	16.615.383	0	0	0	0	16.615.383
401	04	28	00	Complemento al personal contratado por días feriados	4.859.284	0	0	0	0	4.859.284
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	133.200	0	0	0	0	133.200
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	192.000	0	0	0	0	192.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	199.800	0	0	0	0	199.800
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	187.533	0	0	0	0	187.533
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	452.779	0	0	0	0	452.779
401	04	96	00	Otros complementos a empleados	172.000.885	0	0	0	0	172.000.885
401	04	97	00	Otros complementos a obreros	192.589.165	0	0	0	0	192.589.165
401	04	98	00	Otros complementos al personal contratado	48.362.696	0	0	0	0	48.362.696
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	22.080.765	0	0	0	0	22.080.765
401	05	03	00	Bono vacacional a empleados	9.177.981	0	0	0	0	9.177.981
401	05	06	00	Bono vacacional a obreros	9.053.110	0	0	0	0	9.053.110
401	05	08	00	Bono vacacional al personal contratado	3.600.663	0	0	0	0	3.600.663
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	72.930	0	0	0	0	72.930
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	176.081	0	0	0	0	176.081
401	06	00	00	Aportes patronales y legales	39.416.831	0	0	0	0	39.416.831
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	7.260.184	0	0	0	0	7.260.184
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.420.061	0	0	0	0	2.420.061
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.613.314	0	0	0	0	1.613.314
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	5.118.028	0	0	0	0	5.118.028
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	7.255.597	0	0	0	0	7.255.597

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	2.418.532	0	0	0	0	2.418.532
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.612.355	0	0	0	0	1.612.355
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	5.260.772	0	0	0	0	5.260.772
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.938.181	0	0	0	0	2.938.181
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.523.928	0	0	0	0	1.523.928
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	652.929	0	0	0	0	652.929
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	59.073	0	0	0	0	59.073
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	19.691	0	0	0	0	19.691
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	14.586	0	0	0	0	14.586
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	13.127	0	0	0	0	13.127
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	142.626	0	0	0	0	142.626
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	47.542	0	0	0	0	47.542
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	35.216	0	0	0	0	35.216
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	31.695	0	0	0	0	31.695
401	06	95	00	Otros aportes legales por personal contratado	979.394	0	0	0	0	979.394
401	07	00	00	Asistencia socio-económica	618.036.434	0	0	0	0	618.036.434
401	07	01	00	Capacitación y adiestramiento a empleados	100.000	0	0	0	0	100.000
401	07	02	00	Becas a empleados	2.523.960	0	0	0	0	2.523.960
401	07	03	00	Ayudas por matrimonio a empleados	2.000	0	0	0	0	2.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.000	0	0	0	0	2.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	10.021.450	0	0	0	0	10.021.450
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	12.100.307	0	0	0	0	12.100.307
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	119.437.028	0	0	0	0	119.437.028
401	07	10	00	Dotación de uniformes a empleados	20.000.000	0	0	0	0	20.000.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.493.683	0	0	0	0	2.493.683
401	07	17	00	Capacitación y adiestramiento a obreros	100.000	0	0	0	0	100.000
401	07	18	00	Becas a obreros	1.968.246	0	0	0	0	1.968.246
401	07	19	00	Ayudas por matrimonio de obreros	2.000	0	0	0	0	2.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	4.000	0	0	0	0	4.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a	11.488.500	0	0	0	0	11.488.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				obreros						
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	12.092.661	0	0	0	0	12.092.661
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	175.311.533	0	0	0	0	175.311.533
401	07	26	00	Dotación de uniformes a obreros	60.000.000	0	0	0	0	60.000.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	2.523.370	0	0	0	0	2.523.370
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	44.400	0	0	0	0	44.400
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	98.455	0	0	0	0	98.455
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	202.606	0	0	0	0	202.606
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	400	0	0	0	0	400
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	400	0	0	0	0	400
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	88.800	0	0	0	0	88.800
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	237.709	0	0	0	0	237.709
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	303.909	0	0	0	0	303.909
401	07	74	00	Capacitación y adiestramiento al personal contratado	100.000	0	0	0	0	100.000
401	07	75	00	Becas al personal contratado	1.211.058	0	0	0	0	1.211.058
401	07	76	00	Ayudas por matrimonio al personal contratado	3.000	0	0	0	0	3.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	3.000	0	0	0	0	3.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	5.494.500	0	0	0	0	5.494.500
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	4.896.968	0	0	0	0	4.896.968
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	121.679.193	0	0	0	0	121.679.193
401	07	83	00	Dotación de uniformes al personal contratado	38.340.096	0	0	0	0	38.340.096
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.781.202	0	0	0	0	1.781.202
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	480.000	0	0	0	0	480.000
401	07	96	00	Otras subvenciones a empleados	6.000.000	0	0	0	0	6.000.000
401	07	97	00	Otras subvenciones a obreros	3.900.000	0	0	0	0	3.900.000
401	07	99	00	Otras subvenciones al personal contratado	3.000.000	0	0	0	0	3.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	99.740.173	0	0	0	0	99.740.173
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	45.515.976	0	0	0	0	45.515.976
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	42.025.530	0	0	0	0	42.025.530
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	11.783.650	0	0	0	0	11.783.650

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	121.549	0	0	0	0	121.549
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	293.468	0	0	0	0	293.468
403	**00**	**00**	**00**	**Servicios no personales**	**90.536.174**	**0**	**0**	**0**	**0**	**90.536.174**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.000.000	0	0	0	0	2.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.000.000	0	0	0	0	2.000.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	65.030.524	0	0	0	0	65.030.524
403	16	01	00	Servicios de diversión, esparcimiento y culturales	65.030.524	0	0	0	0	65.030.524
403	18	00	00	Impuestos indirectos	22.244.474	0	0	0	0	22.244.474
403	18	01	00	Impuesto al valor agregado	22.244.474	0	0	0	0	22.244.474
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.261.176	0	0	0	0	1.261.176
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.261.176	0	0	0	0	1.261.176
				Totales	**1.611.779.739**	**0**	**0**	**0**	**0**	**1.611.779.739**

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 370001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.521.243.565**	**0**	**0**	**0**	**0**	**1.521.243.565**
401	01	00	00	Sueldos, salarios y otras retribuciones	105.439.971	0	0	0	0	105.439.971
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	32.661.495	0	0	0	0	32.661.495
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	40.260.822	0	0	0	0	40.260.822
401	01	12	00	Salarios a obreros en puestos no permanentes	9.083.273	0	0	0	0	9.083.273
401	01	18	00	Remuneraciones al personal contratado	22.989.081	0	0	0	0	22.989.081
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	18.189.081	0	0	0	0	18.189.081
401	01	18	02	Remuneraciones por honorarios profesionales	4.800.000	0	0	0	0	4.800.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	178.120	0	0	0	0	178.120
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	267.180	0	0	0	0	267.180
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	31.271.860	0	0	0	0	31.271.860
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	10.772.646	0	0	0	0	10.772.646
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	20.499.214	0	0	0	0	20.499.214
401	03	00	00	Primas	87.868.503	0	0	0	0	87.868.503
401	03	01	00	Primas por mérito a empleados	558.428	0	0	0	0	558.428
401	03	02	00	Primas de transporte a empleados	11.854.800	0	0	0	0	11.854.800
401	03	03	00	Primas por hogar a empleados	6.408.000	0	0	0	0	6.408.000
401	03	04	00	Primas por hijos a empleados	310.200	0	0	0	0	310.200
401	03	08	00	Primas de profesionalización a empleados	4.497.885	0	0	0	0	4.497.885
401	03	09	00	Primas por antigüedad a empleados	8.704.805	0	0	0	0	8.704.805
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	7.719.226	0	0	0	0	7.719.226
401	03	16	00	Primas por mérito a obreros	379.800	0	0	0	0	379.800
401	03	17	00	Primas de transporte a obreros	10.885.400	0	0	0	0	10.885.400
401	03	18	00	Primas por hogar a obreros	5.175.000	0	0	0	0	5.175.000
401	03	19	00	Primas por hijos de obreros	685.200	0	0	0	0	685.200
401	03	21	00	Primas por antigüedad a obreros	13.063.220	0	0	0	0	13.063.220
401	03	22	00	Primas de profesionalización a obreros	554.484	0	0	0	0	554.484

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 370001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	37	00	Primas de transporte al personal contratado	5.494.500	0	0	0	0	5.494.500
401	03	38	00	Primas por hogar al personal contratado	2.970.000	0	0	0	0	2.970.000
401	03	39	00	Primas por hijos al personal contratado	184.400	0	0	0	0	184.400
401	03	41	00	Primas por antigüedad al personal contratado	2.219.700	0	0	0	0	2.219.700
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	290.712	0	0	0	0	290.712
401	03	47	00	Primas al personal de alto nivel y de dirección	672.768	0	0	0	0	672.768
401	03	97	00	Otras primas a empleados	5.239.975	0	0	0	0	5.239.975
401	04	00	00	Complementos de sueldos y salarios	517.389.028	0	0	0	0	517.389.028
401	04	06	00	Complemento a empleados por comisión de servicios	3.796.056	0	0	0	0	3.796.056
401	04	08	00	Bono compensatorio de alimentación a empleados	26.673.300	0	0	0	0	26.673.300
401	04	10	00	Complemento a empleados por días feriados	9.697.352	0	0	0	0	9.697.352
401	04	18	00	Bono compensatorio de alimentación a obreros	34.465.500	0	0	0	0	34.465.500
401	04	20	00	Complemento a obreros por días feriados	7.164.095	0	0	0	0	7.164.095
401	04	26	00	Bono compensatorio de alimentación al personal contratado	16.615.383	0	0	0	0	16.615.383
401	04	28	00	Complemento al personal contratado por días feriados	4.859.284	0	0	0	0	4.859.284
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	133.200	0	0	0	0	133.200
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	192.000	0	0	0	0	192.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	199.800	0	0	0	0	199.800
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	187.533	0	0	0	0	187.533
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	452.779	0	0	0	0	452.779
401	04	96	00	Otros complementos a empleados	172.000.885	0	0	0	0	172.000.885
401	04	97	00	Otros complementos a obreros	192.589.165	0	0	0	0	192.589.165
401	04	98	00	Otros complementos al personal contratado	48.362.696	0	0	0	0	48.362.696
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	22.080.765	0	0	0	0	22.080.765
401	05	03	00	Bono vacacional a empleados	9.177.981	0	0	0	0	9.177.981
401	05	06	00	Bono vacacional a obreros	9.053.110	0	0	0	0	9.053.110
401	05	08	00	Bono vacacional al personal contratado	3.600.663	0	0	0	0	3.600.663

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 370001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	72.930	0	0	0	0	72.930
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	176.081	0	0	0	0	176.081
401	06	00	00	Aportes patronales y legales	39.416.831	0	0	0	0	39.416.831
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	7.260.184	0	0	0	0	7.260.184
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.420.061	0	0	0	0	2.420.061
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.613.314	0	0	0	0	1.613.314
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	5.118.028	0	0	0	0	5.118.028
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	7.255.597	0	0	0	0	7.255.597
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	2.418.532	0	0	0	0	2.418.532
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.612.355	0	0	0	0	1.612.355
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	5.260.772	0	0	0	0	5.260.772
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.938.181	0	0	0	0	2.938.181
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.523.928	0	0	0	0	1.523.928
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	652.929	0	0	0	0	652.929
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	59.073	0	0	0	0	59.073
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	19.691	0	0	0	0	19.691
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	14.586	0	0	0	0	14.586
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	13.127	0	0	0	0	13.127
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	142.626	0	0	0	0	142.626
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	47.542	0	0	0	0	47.542
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	35.216	0	0	0	0	35.216
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	31.695	0	0	0	0	31.695
401	06	95	00	Otros aportes legales por personal contratado	979.394	0	0	0	0	979.394
401	07	00	00	Asistencia socio-económica	618.036.434	0	0	0	0	618.036.434
401	07	01	00	Capacitación y adiestramiento a empleados	100.000	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 370001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	02	00	Becas a empleados	2.523.960	0	0	0	0	2.523.960
401	07	03	00	Ayudas por matrimonio a empleados	2.000	0	0	0	0	2.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.000	0	0	0	0	2.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	10.021.450	0	0	0	0	10.021.450
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	12.100.307	0	0	0	0	12.100.307
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	119.437.028	0	0	0	0	119.437.028
401	07	10	00	Dotación de uniformes a empleados	20.000.000	0	0	0	0	20.000.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.493.683	0	0	0	0	2.493.683
401	07	17	00	Capacitación y adiestramiento a obreros	100.000	0	0	0	0	100.000
401	07	18	00	Becas a obreros	1.968.246	0	0	0	0	1.968.246
401	07	19	00	Ayudas por matrimonio de obreros	2.000	0	0	0	0	2.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	4.000	0	0	0	0	4.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	11.488.500	0	0	0	0	11.488.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	12.092.661	0	0	0	0	12.092.661
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	175.311.533	0	0	0	0	175.311.533
401	07	26	00	Dotación de uniformes a obreros	60.000.000	0	0	0	0	60.000.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	2.523.370	0	0	0	0	2.523.370
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	44.400	0	0	0	0	44.400
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	98.455	0	0	0	0	98.455
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	202.606	0	0	0	0	202.606
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	400	0	0	0	0	400
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	400	0	0	0	0	400
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	88.800	0	0	0	0	88.800
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	237.709	0	0	0	0	237.709
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	303.909	0	0	0	0	303.909

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 370001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	74	00	Capacitación y adiestramiento al personal contratado	100.000	0	0	0	0	100.000
401	07	75	00	Becas al personal contratado	1.211.058	0	0	0	0	1.211.058
401	07	76	00	Ayudas por matrimonio al personal contratado	3.000	0	0	0	0	3.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	3.000	0	0	0	0	3.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	5.494.500	0	0	0	0	5.494.500
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	4.896.968	0	0	0	0	4.896.968
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	121.679.193	0	0	0	0	121.679.193
401	07	83	00	Dotación de uniformes al personal contratado	38.340.096	0	0	0	0	38.340.096
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.781.202	0	0	0	0	1.781.202
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	480.000	0	0	0	0	480.000
401	07	96	00	Otras subvenciones a empleados	6.000.000	0	0	0	0	6.000.000
401	07	97	00	Otras subvenciones a obreros	3.900.000	0	0	0	0	3.900.000
401	07	99	00	Otras subvenciones al personal contratado	3.000.000	0	0	0	0	3.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	99.740.173	0	0	0	0	99.740.173
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	45.515.976	0	0	0	0	45.515.976
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	42.025.530	0	0	0	0	42.025.530
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	11.783.650	0	0	0	0	11.783.650
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	121.549	0	0	0	0	121.549
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	293.468	0	0	0	0	293.468
403	**00**	**00**	**00**	**Servicios no personales**	**90.536.174**	**0**	**0**	**0**	**0**	**90.536.174**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.000.000	0	0	0	0	2.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.000.000	0	0	0	0	2.000.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	65.030.524	0	0	0	0	65.030.524
403	16	01	00	Servicios de diversión, esparcimiento y culturales	65.030.524	0	0	0	0	65.030.524
403	18	00	00	Impuestos indirectos	22.244.474	0	0	0	0	22.244.474
403	18	01	00	Impuesto al valor agregado	22.244.474	0	0	0	0	22.244.474
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.261.176	0	0	0	0	1.261.176

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 370001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.261.176	0	0	0	0	1.261.176
				Totales	**1.611.779.739**	**0**	**0**	**0**	**0**	**1.611.779.739**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	370.981.958	0	0	0	0	370.981.958
402	01	00	00	Productos alimenticios y agropecuarios	164.467.230	0	0	0	0	164.467.230
402	01	01	00	Alimentos y bebidas para personas	162.967.230	0	0	0	0	162.967.230
402	01	02	00	Alimentos para animales	500.000	0	0	0	0	500.000
402	01	03	00	Productos agrícolas y pecuarios	1.000.000	0	0	0	0	1.000.000
402	02	00	00	Productos de minas, canteras y yacimientos	1.500.000	0	0	0	0	1.500.000
402	02	02	00	Petróleo crudo y gas natural	600.000	0	0	0	0	600.000
402	02	04	00	Mineral no ferroso	400.000	0	0	0	0	400.000
402	02	05	00	Piedra, arcilla, arena y tierra	500.000	0	0	0	0	500.000
402	03	00	00	Textiles y vestuarios	3.971.984	0	0	0	0	3.971.984
402	03	01	00	Textiles	3.673.504	0	0	0	0	3.673.504
402	03	02	00	Prendas de vestir	298.480	0	0	0	0	298.480
402	04	00	00	Productos de cuero y caucho	3.892.366	0	0	0	0	3.892.366
402	04	02	00	Productos de cuero y sucedáneos del cuero	1.019.750	0	0	0	0	1.019.750
402	04	03	00	Cauchos y tripas para vehículos	2.872.616	0	0	0	0	2.872.616
402	05	00	00	Productos de papel, cartón e impresos	35.275.639	0	0	0	0	35.275.639
402	05	01	00	Pulpa de madera, papel y cartón	8.249.804	0	0	0	0	8.249.804
402	05	02	00	Envases y cajas de papel y cartón	2.208.000	0	0	0	0	2.208.000
402	05	03	00	Productos de papel y cartón para oficina	19.397.759	0	0	0	0	19.397.759
402	05	04	00	Libros, revistas y periódicos	1.217.466	0	0	0	0	1.217.466
402	05	06	00	Productos de papel y cartón para computación	1.000	0	0	0	0	1.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.201.610	0	0	0	0	4.201.610
402	06	00	00	Productos químicos y derivados	28.891.490	0	0	0	0	28.891.490
402	06	01	00	Sustancias químicas y de uso industrial	945.000	0	0	0	0	945.000
402	06	02	00	Abonos, plaguicidas y otros	1.278.000	0	0	0	0	1.278.000
402	06	03	00	Tintas, pinturas y colorantes	10.959.964	0	0	0	0	10.959.964
402	06	04	00	Productos farmacéuticos y medicamentos	899.904	0	0	0	0	899.904
402	06	05	00	Productos de tocador	1.925.090	0	0	0	0	1.925.090
402	06	06	00	Combustibles y lubricantes	900.000	0	0	0	0	900.000
402	06	08	00	Productos plásticos	11.983.532	0	0	0	0	11.983.532
402	07	00	00	Productos minerales no metálicos	1.791.500	0	0	0	0	1.791.500
402	07	02	00	Vidrios y productos de vidrio	601.500	0	0	0	0	601.500
402	07	03	00	Productos de arcilla para construcción	600.000	0	0	0	0	600.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestion Fiscal	Otras Fuentes	TOTAL
402	07	04	00	Cemento, cal y yeso	590.000	0	0	0	0	590.000
402	08	00	00	Productos metálicos	15.198.144	0	0	0	0	15.198.144
402	08	01	00	Productos primarios de hierro y acero	700.000	0	0	0	0	700.000
402	08	02	00	Productos de metales no ferrosos	500.000	0	0	0	0	500.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.737.486	0	0	0	0	2.737.486
402	08	04	00	Productos metálicos estructurales	100.000	0	0	0	0	100.000
402	08	07	00	Material de señalamiento	100.000	0	0	0	0	100.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	9.209.518	0	0	0	0	9.209.518
402	08	10	00	Repuestos y accesorios para otros equipos	1.851.140	0	0	0	0	1.851.140
402	09	00	00	Productos de madera	1.872.616	0	0	0	0	1.872.616
402	09	01	00	Productos primarios de madera	1.872.616	0	0	0	0	1.872.616
402	10	00	00	Productos varios y útiles diversos	113.692.989	0	0	0	0	113.692.989
402	10	01	00	Artículos de deporte, recreación y juguetes	250.000	0	0	0	0	250.000
402	10	02	00	Materiales y útiles de limpieza y aseo	8.910.070	0	0	0	0	8.910.070
402	10	03	00	Utensilios de cocina y comedor	1.819.500	0	0	0	0	1.819.500
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	353.680	0	0	0	0	353.680
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.468.130	0	0	0	0	12.468.130
402	10	06	00	Condecoraciones, ofrendas y similares	1.764.300	0	0	0	0	1.764.300
402	10	07	00	Productos de seguridad en el trabajo	1.145.300	0	0	0	0	1.145.300
402	10	08	00	Materiales para equipos de computación	75.374.068	0	0	0	0	75.374.068
402	10	11	00	Materiales eléctricos	6.739.809	0	0	0	0	6.739.809
402	10	12	00	Materiales para instalaciones sanitarias	4.445.232	0	0	0	0	4.445.232
402	10	99	00	Otros productos y útiles diversos	422.900	0	0	0	0	422.900
402	99	00	00	Otros materiales y suministros	428.000	0	0	0	0	428.000
402	99	01	00	Otros materiales y suministros	428.000	0	0	0	0	428.000
403	**00**	**00**	**00**	**Servicios no personales**	**291.816.092**	**0**	**0**	**0**	**0**	**291.816.092**
403	02	00	00	Alquileres de maquinaria y equipos	210.000	0	0	0	0	210.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	10.000	0	0	0	0	10.000
403	02	99	00	Alquileres de otras maquinaria y equipos	200.000	0	0	0	0	200.000
403	04	00	00	Servicios básicos	42.957.565	0	0	0	0	42.957.565
403	04	01	00	Electricidad	2.822.641	0	0	0	0	2.822.641
403	04	02	00	Gas	19.993	0	0	0	0	19.993
403	04	03	00	Agua	6.636.513	0	0	0	0	6.636.513

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	04	00	Teléfonos	22.957.468	0	0	0	0	22.957.468
403	04	04	01	Servicios de telefonía prestados por organismos públicos	11.827.207	0	0	0	0	11.827.207
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	11.130.261	0	0	0	0	11.130.261
403	04	05	00	Servicio de comunicaciones	10.260.580	0	0	0	0	10.260.580
403	04	06	00	Servicio de aseo urbano y domiciliario	260.370	0	0	0	0	260.370
403	06	00	00	Servicios de transporte y almacenaje	40.000	0	0	0	0	40.000
403	06	01	00	Fletes y embalajes	40.000	0	0	0	0	40.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	12.951.000	0	0	0	0	12.951.000
403	07	01	00	Publicidad y propaganda	87.000	0	0	0	0	87.000
403	07	02	00	Imprenta y reproducción	4.211.045	0	0	0	0	4.211.045
403	07	03	00	Relaciones sociales	8.452.955	0	0	0	0	8.452.955
403	07	04	00	Avisos	200.000	0	0	0	0	200.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	13.878.898	0	0	0	0	13.878.898
403	08	01	00	Primas y gastos de seguros	13.878.898	0	0	0	0	13.878.898
403	09	00	00	Viáticos y pasajes	102.355.12	0	0	0	0	102.355.120
403	09	01	00	Viáticos y pasajes dentro del país	40.903.120	0	0	0	0	40.903.120
403	09	02	00	Viáticos y pasajes fuera del país	61.452.000	0	0	0	0	61.452.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.489.059	0	0	0	0	3.489.059
403	10	03	00	Servicios de procesamiento de datos	63.200	0	0	0	0	63.200
403	10	09	00	Servicios de lavandería y tintorería	1.550.000	0	0	0	0	1.550.000
403	10	99	00	Otros servicios profesionales y técnicos	1.875.859	0	0	0	0	1.875.859
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	22.856.410	0	0	0	0	22.856.410
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	12.709.529	0	0	0	0	12.709.529
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	551.360	0	0	0	0	551.360
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	33.665	0	0	0	0	33.665
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	9.561.856	0	0	0	0	9.561.856
403	12	00	00	Conservación y reparaciones menores de obras	14.886.434	0	0	0	0	14.886.434
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	14.886.434	0	0	0	0	14.886.434
403	16	00	00	Servicios de diversión, esparcimiento y culturales	7.553.331	0	0	0	0	7.553.331
403	16	01	00	Servicios de diversión, esparcimiento y culturales	7.553.331	0	0	0	0	7.553.331
403	18	00	00	Impuestos indirectos	69.934.675	0	0	0	0	69.934.675
403	18	01	00	Impuesto al valor agregado	69.934.675	0	0	0	0	69.934.675

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	00	00	Otros servicios no personales	703.600	0	0	0	0	703.600
403	99	01	00	Otros servicios no personales	703.600	0	0	0	0	703.600
404	**00**	**00**	**00**	**Activos reales**	**47.176.656**	**0**	**0**	**0**	**0**	**47.176.656**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	6.600.000	0	0	0	0	6.600.000
404	01	01	00	Repuestos mayores	5.400.000	0	0	0	0	5.400.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	5.400.000	0	0	0	0	5.400.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	1.200.000	0	0	0	0	1.200.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	1.200.000	0	0	0	0	1.200.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	12.642.043	0	0	0	0	12.642.043
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	2.000.000	0	0	0	0	2.000.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	10.305.843	0	0	0	0	10.305.843
404	03	05	00	Maquinaria y equipos industriales y de taller	336.200	0	0	0	0	336.200
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.923.822	0	0	0	0	1.923.822
404	05	01	00	Equipos de telecomunicaciones	1.923.822	0	0	0	0	1.923.822
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.038.955	0	0	0	0	1.038.955
404	07	02	00	Equipos de enseñanza, deporte y recreación	984.555	0	0	0	0	984.555
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	6.400	0	0	0	0	6.400
404	07	06	00	Instrumentos musicales y equipos de audio	48.000	0	0	0	0	48.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	24.483.069	0	0	0	0	24.483.069
404	09	01	00	Mobiliario y equipos de oficina	17.632.902	0	0	0	0	17.632.902
404	09	02	00	Equipos de computación	4.432.961	0	0	0	0	4.432.961
404	09	03	00	Mobiliario y equipos de alojamiento	2.417.206	0	0	0	0	2.417.206
404	11	00	00	Inmuebles, maquinaria y equipos usados	380.218	0	0	0	0	380.218
404	11	05	00	Adquisición de maquinaria y equipos usados	380.218	0	0	0	0	380.218
404	11	05	01	Maquinaria y demás equipos de construcción, campo, industria y taller	350.000	0	0	0	0	350.000
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	30.218	0	0	0	0	30.218
404	12	00	00	Activos intangibles	108.549	0	0	0	0	108.549
404	12	04	00	Paquetes y programas de computación	108.549	0	0	0	0	108.549
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**6.000.000**	**0**	**0**	**0**	**0**	**6.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	6.000.000	0	0	0	0	6.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	6.000.000	0	0	0	0	6.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.958.614.186**	**0**	**0**	**0**	**0**	**3.958.614.186**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	00	00	Transferencias y donaciones corrientes internas	3.958.614.186	0	0	0	0	3.958.614.186
407	01	01	00	Transferencias corrientes internas al sector privado	44.733.600	0	0	0	0	44.733.600
407	01	01	03	Becas escolares	31.845.600	0	0	0	0	31.845.600
407	01	01	04	Becas universitarias en el país	12.888.000	0	0	0	0	12.888.000
407	01	02	00	Donaciones corrientes internas al sector privado	400.483.618	0	0	0	0	400.483.618
407	01	02	01	Donaciones corrientes a personas	400.483.618	0	0	0	0	400.483.618
407	01	03	00	Transferencias corrientes internas al sector público	3.513.396.968	0	0	0	0	3.513.396.968
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.513.396.968	0	0	0	0	3.513.396.968
				Totales	**4.674.588.892**	**0**	**0**	**0**	**0**	**4.674.588.892**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.513.396.968**	**0**	**0**	**0**	**0**	**3.513.396.968**
407	01	00	00	Transferencias y donaciones corrientes internas	3.513.396.968	0	0	0	0	3.513.396.968
407	01	03	00	Transferencias corrientes internas al sector público	3.513.396.968	0	0	0	0	3.513.396.968
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.513.396.968	0	0	0	0	3.513.396.968
				- A0124 Consejo Nacional para las Personas con Discapacidad (CONAPDIS)	93.040.443	0	0	0	0	93.040.443
				- A0216 Fundación "Pueblo Soberano"	408.879.977	0	0	0	0	408.879.977
				- A0306 Fundación "José Félix Ribas" (FUNDARIBAS)	76.700.435	0	0	0	0	76.700.435
				- A0369 Fundación Musical Simón Bolívar (Fundamusical Bolívar)	798.238.434	0	0	0	0	798.238.434
				- A0411 Fundación Pro-Patria 2000	112.439.866	0	0	0	0	112.439.866
				- A0480 Fundación Misión Negra Hipólita	492.127.508	0	0	0	0	492.127.508
				- A0484 Fundación Nacional El Niño Simón	367.124.438	0	0	0	0	367.124.438
				- A0539 Fundación Movimiento Nacional de Teatro para Niñas, Niños y Jóvenes, César Rengifo	46.212.892	0	0	0	0	46.212.892
				- A0540 Fundación Misión José Gregorio Hernández	56.688.792	0	0	0	0	56.688.792
				- A0555 Instituto de Altos Estudios del Pensamiento del Comandante Supremo Hugo Rafael Chávez Frias	17.223.495	0	0	0	0	17.223.495
				- A0579 Cuerpo Nacional Contra la Corrupción	233.860.161	0	0	0	0	233.860.161
				- A0589 Fundación Movimiento por la Paz y la Vida	81.597.877	0	0	0	0	81.597.877
				- A0910 Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA)	158.119.363	0	0	0	0	158.119.363
				- A0950 Instituto Nacional de Servicios Sociales (INASS)	390.467.664	0	0	0	0	390.467.664
				- A1602 Fundación Misión Niño Jesús	135.200.000	0	0	0	0	135.200.000
				- A1604 Fundación Oficina Presidencial de Planes y Proyectos Especiales	45.475.623	0	0	0	0	45.475.623
				Totales	**3.513.396.968**	**0**	**0**	**0**	**0**	**3.513.396.968**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 370002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**370.981.958**	**0**	**0**	0	0	**370.981.958**
402	01	00	00	Productos alimenticios y agropecuarios	164.467.230	0	0	0	0	164.467.230
402	01	01	00	Alimentos y bebidas para personas	162.967.230	0	0	0	0	162.967.230
402	01	02	00	Alimentos para animales	500.000	0	0	0	0	500.000
402	01	03	00	Productos agrícolas y pecuarios	1.000.000	0	0	0	0	1.000.000
402	02	00	00	Productos de minas, canteras y yacimientos	1.500.000	0	0	0	0	1.500.000
402	02	02	00	Petróleo crudo y gas natural	600.000	0	0	0	0	600.000
402	02	04	00	Mineral no ferroso	400.000	0	0	0	0	400.000
402	02	05	00	Piedra, arcilla, arena y tierra	500.000	0	0	0	0	500.000
402	03	00	00	Textiles y vestuarios	3.971.984	0	0	0	0	3.971.984
402	03	01	00	Textiles	3.673.504	0	0	0	0	3.673.504
402	03	02	00	Prendas de vestir	298.480	0	0	0	0	298.480
402	04	00	00	Productos de cuero y caucho	3.892.366	0	0	0	0	3.892.366
402	04	02	00	Productos de cuero y sucedáneos del cuero	1.019.750	0	0	0	0	1.019.750
402	04	03	00	Cauchos y tripas para vehículos	2.872.616	0	0	0	0	2.872.616
402	05	00	00	Productos de papel, cartón e impresos	35.275.639	0	0	0	0	35.275.639
402	05	01	00	Pulpa de madera, papel y cartón	8.249.804	0	0	0	0	8.249.804
402	05	02	00	Envases y cajas de papel y cartón	2.208.000	0	0	0	0	2.208.000
402	05	03	00	Productos de papel y cartón para oficina	19.397.759	0	0	0	0	19.397.759
402	05	04	00	Libros, revistas y periódicos	1.217.466	0	0	0	0	1.217.466
402	05	06	00	Productos de papel y cartón para computación	1.000	0	0	0	0	1.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.201.610	0	0	0	0	4.201.610
402	06	00	00	Productos químicos y derivados	28.891.490	0	0	0	0	28.891.490
402	06	01	00	Sustancias químicas y de uso industrial	945.000	0	0	0	0	945.000
402	06	02	00	Abonos, plaguicidas y otros	1.278.000	0	0	0	0	1.278.000
402	06	03	00	Tintas, pinturas y colorantes	10.959.964	0	0	0	0	10.959.964
402	06	04	00	Productos farmacéuticos y medicamentos	899.904	0	0	0	0	899.904
402	06	05	00	Productos de tocador	1.925.090	0	0	0	0	1.925.090

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 370002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	06	00	Combustibles y lubricantes	900.000	0	0	0	0	900.000
402	06	08	00	Productos plásticos	11.983.532	0	0	0	0	11.983.532
402	07	00	00	Productos minerales no metálicos	1.791.500	0	0	0	0	1.791.500
402	07	02	00	Vidrios y productos de vidrio	601.500	0	0	0	0	601.500
402	07	03	00	Productos de arcilla para construcción	600.000	0	0	0	0	600.000
402	07	04	00	Cemento, cal y yeso	590.000	0	0	0	0	590.000
402	08	00	00	Productos metálicos	15.198.144	0	0	0	0	15.198.144
402	08	01	00	Productos primarios de hierro y acero	700.000	0	0	0	0	700.000
402	08	02	00	Productos de metales no ferrosos	500.000	0	0	0	0	500.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.737.486	0	0	0	0	2.737.486
402	08	04	00	Productos metálicos estructurales	100.000	0	0	0	0	100.000
402	08	07	00	Material de señalamiento	100.000	0	0	0	0	100.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	9.209.518	0	0	0	0	9.209.518
402	08	10	00	Repuestos y accesorios para otros equipos	1.851.140	0	0	0	0	1.851.140
402	09	00	00	Productos de madera	1.872.616	0	0	0	0	1.872.616
402	09	01	00	Productos primarios de madera	1.872.616	0	0	0	0	1.872.616
402	10	00	00	Productos varios y útiles diversos	113.692.989	0	0	0	0	113.692.989
402	10	01	00	Artículos de deporte, recreación y juguetes	250.000	0	0	0	0	250.000
402	10	02	00	Materiales y útiles de limpieza y aseo	8.910.070	0	0	0	0	8.910.070
402	10	03	00	Utensilios de cocina y comedor	1.819.500	0	0	0	0	1.819.500
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	353.680	0	0	0	0	353.680
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.468.130	0	0	0	0	12.468.130
402	10	06	00	Condecoraciones, ofrendas y similares	1.764.300	0	0	0	0	1.764.300
402	10	07	00	Productos de seguridad en el trabajo	1.145.300	0	0	0	0	1.145.300
402	10	08	00	Materiales para equipos de computación	75.374.068	0	0	0	0	75.374.068
402	10	11	00	Materiales eléctricos	6.739.809	0	0	0	0	6.739.809
402	10	12	00	Materiales para instalaciones sanitarias	4.445.232	0	0	0	0	4.445.232
402	10	99	00	Otros productos y útiles diversos	422.900	0	0	0	0	422.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 370002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	99	00	00	Otros materiales y suministros	428.000	0	0	0	0	428.000
402	99	01	00	Otros materiales y suministros	428.000	0	0	0	0	428.000
403	**00**	**00**	**00**	**Servicios no personales**	**291.816.092**	**0**	**0**	**0**	**0**	**291.816.092**
403	02	00	00	Alquileres de maquinaria y equipos	210.000	0	0	0	0	210.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	10.000	0	0	0	0	10.000
403	02	99	00	Alquileres de otras maquinaria y equipos	200.000	0	0	0	0	200.000
403	04	00	00	Servicios básicos	42.957.565	0	0	0	0	42.957.565
403	04	01	00	Electricidad	2.822.641	0	0	0	0	2.822.641
403	04	02	00	Gas	19.993	0	0	0	0	19.993
403	04	03	00	Agua	6.636.513	0	0	0	0	6.636.513
403	04	04	00	Teléfonos	22.957.468	0	0	0	0	22.957.468
403	04	04	01	Servicios de telefonía prestados por organismos públicos	11.827.207	0	0	0	0	11.827.207
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	11.130.261	0	0	0	0	11.130.261
403	04	05	00	Servicio de comunicaciones	10.260.580	0	0	0	0	10.260.580
403	04	06	00	Servicio de aseo urbano y domiciliario	260.370	0	0	0	0	260.370
403	06	00	00	Servicios de transporte y almacenaje	40.000	0	0	0	0	40.000
403	06	01	00	Fletes y embalajes	40.000	0	0	0	0	40.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	12.951.000	0	0	0	0	12.951.000
403	07	01	00	Publicidad y propaganda	87.000	0	0	0	0	87.000
403	07	02	00	Imprenta y reproducción	4.211.045	0	0	0	0	4.211.045
403	07	03	00	Relaciones sociales	8.452.955	0	0	0	0	8.452.955
403	07	04	00	Avisos	200.000	0	0	0	0	200.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	13.878.898	0	0	0	0	13.878.898
403	08	01	00	Primas y gastos de seguros	13.878.898	0	0	0	0	13.878.898
403	09	00	00	Viáticos y pasajes	102.355.120	0	0	0	0	102.355.120
403	09	01	00	Viáticos y pasajes dentro del país	40.903.120	0	0	0	0	40.903.120
403	09	02	00	Viáticos y pasajes fuera del país	61.452.000	0	0	0	0	61.452.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.489.059	0	0	0	0	3.489.059

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 370002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolivares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	03	00	Servicios de procesamiento de datos	63.200	0	0	0	0	63.200
403	10	09	00	Servicios de lavandería y tintorería	1.550.000	0	0	0	0	1.550.000
403	10	99	00	Otros servicios profesionales y técnicos	1.875.859	0	0	0	0	1.875.859
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	22.856.410	0	0	0	0	22.856.410
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	12.709.529	0	0	0	0	12.709.529
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	551.360	0	0	0	0	551.360
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	33.665	0	0	0	0	33.665
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	9.561.856	0	0	0	0	9.561.856
403	12	00	00	Conservación y reparaciones menores de obras	14.886.434	0	0	0	0	14.886.434
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	14.886.434	0	0	0	0	14.886.434
403	16	00	00	Servicios de diversión, esparcimiento y culturales	7.553.331	0	0	0	0	7.553.331
403	16	01	00	Servicios de diversión, esparcimiento y culturales	7.553.331	0	0	0	0	7.553.331
403	18	00	00	Impuestos indirectos	69.934.675	0	0	0	0	69.934.675
403	18	01	00	Impuesto al valor agregado	69.934.675	0	0	0	0	69.934.675
403	99	00	00	Otros servicios no personales	703.600	0	0	0	0	703.600
403	99	01	00	Otros servicios no personales	703.600	0	0	0	0	703.600
404	**00**	**00**	**00**	**Activos reales**	**47.176.656**	**0**	**0**	**0**	**0**	**47.176.656**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	6.600.000	0	0	0	0	6.600.000
404	01	01	00	Repuestos mayores	5.400.000	0	0	0	0	5.400.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	5.400.000	0	0	0	0	5.400.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	1.200.000	0	0	0	0	1.200.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	1.200.000	0	0	0	0	1.200.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	12.642.043	0	0	0	0	12.642.043
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	2.000.000	0	0	0	0	2.000.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	10.305.843	0	0	0	0	10.305.843
404	03	05	00	Maquinaria y equipos industriales y de taller	336.200	0	0	0	0	336.200
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.923.822	0	0	0	0	1.923.822

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 370002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	05	01	00	Equipos de telecomunicaciones	1.923.822	0	0	0	0	1.923.822
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.038.955	0	0	0	0	1.038.955
404	07	02	00	Equipos de enseñanza, deporte y recreación	984.555	0	0	0	0	984.555
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	6.400	0	0	0	0	6.400
404	07	06	00	Instrumentos musicales y equipos de audio	48.000	0	0	0	0	48.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	24.483.069	0	0	0	0	24.483.069
404	09	01	00	Mobiliario y equipos de oficina	17.632.902	0	0	0	0	17.632.902
404	09	02	00	Equipos de computación	4.432.961	0	0	0	0	4.432.961
404	09	03	00	Mobiliario y equipos de alojamiento	2.417.206	0	0	0	0	2.417.206
404	11	00	00	Inmuebles, maquinaria y equipos usados	380.218	0	0	0	0	380.218
404	11	05	00	Adquisición de maquinaria y equipos usados	380.218	0	0	0	0	380.218
404	11	05	01	Maquinaria y demás equipos de construcción, campo, industria y taller	350.000	0	0	0	0	350.000
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	30.218	0	0	0	0	30.218
404	12	00	00	Activos intangibles	108.549	0	0	0	0	108.549
404	12	04	00	Paquetes y programas de computación	108.549	0	0	0	0	108.549
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**6.000.000**	**0**	**0**	**0**	**0**	**6.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	6.000.000	0	0	0	0	6.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	6.000.000	0	0	0	0	6.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**44.733.600**	**0**	**0**	**0**	**0**	**44.733.600**
407	01	00	00	Transferencias y donaciones corrientes internas	44.733.600	0	0	0	0	44.733.600
407	01	01	00	Transferencias corrientes internas al sector privado	44.733.600	0	0	0	0	44.733.600
407	01	01	03	Becas escolares	31.845.600	0	0	0	0	31.845.600
407	01	01	04	Becas universitarias en el país	12.888.000	0	0	0	0	12.888.000
				Totales	**760.708.306**	**0**	**0**	0	0	760.708.306

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 370002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**400.483.618**	**0**	**0**	**0**	**0**	**400.483.618**
407	01	00	00	Transferencias y donaciones corrientes internas	400.483.618	0	0	0	0	400.483.618
407	01	02	00	Donaciones corrientes internas al sector privado	400.483.618	0	0	0	0	400.483.618
407	01	02	01	Donaciones corrientes a personas	400.483.618	0	0	0	0	400.483.618
				Totales	**400.483.618**	**0**	**0**	**0**	**0**	**400.483.618**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 370002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**3.513.396.968**	**0**	**0**	**0**	**0**	**3.513.396.968**
407	01	00	00	Transferencias y donaciones corrientes internas	3.513.396.968	0	0	0	0	3.513.396.968
407	01	03	00	Transferencias corrientes internas al sector público	3.513.396.968	0	0	0	0	3.513.396.968
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.513.396.968	0	0	0	0	3.513.396.968
				Totales	**3.513.396.968**	**0**	**0**	**0**	**0**	**3.513.396.968**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**180.240.118**	**0**	**0**	**0**	**0**	**180.240.118**
407	01	00	00	Transferencias y donaciones corrientes internas	180.240.118	0	0	0	0	180.240.118
407	01	01	00	Transferencias corrientes internas al sector privado	180.240.118	0	0	0	0	180.240.118
407	01	01	01	Pensiones del personal empleado, obrero y militar	12.903.501	0	0	0	0	12.903.501
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	26.386.639	0	0	0	0	26.386.639
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	3.223.531	0	0	0	0	3.223.531
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	30.645.447	0	0	0	0	30.645.447
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	16.169.344	0	0	0	0	16.169.344
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	7.083.326	0	0	0	0	7.083.326
407	01	01	15	Aportes a los servicios de salud accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	51.475.062	0	0	0	0	51.475.062
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	32.353.268	0	0	0	0	32.353.268
				Totales	**180.240.118**	**0**	**0**	**0**	**0**	**180.240.118**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 370003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**180.240.118**	**0**	**0**	**0**	**0**	**180.240.118**
407	01	00	00	Transferencias y donaciones corrientes internas	180.240.118	0	0	0	0	180.240.118
407	01	01	00	Transferencias corrientes internas al sector privado	180.240.118	0	0	0	0	180.240.118
407	01	01	01	Pensiones del personal empleado, obrero y militar	12.903.501	0	0	0	0	12.903.501
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	26.386.639	0	0	0	0	26.386.639
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	3.223.531	0	0	0	0	3.223.531
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	30.645.447	0	0	0	0	30.645.447
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	16.169.344	0	0	0	0	16.169.344
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	7.083.326	0	0	0	0	7.083.326
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	51.475.062	0	0	0	0	51.475.062
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	32.353.268	0	0	0	0	32.353.268
				Totales	**180.240.118**	**0**	**0**	**0**	**0**	**180.240.118**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.000.000**	**0**	**0**	**0**	0	**5.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	5.000.000	0	0	0	0	5.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	5.000.000	0	0	0	0	5.000.000
407	01	02	01	Donaciones corrientes a personas	5.000.000	0	0	0	0	5.000.000
				Totales	**5.000.000**	**0**	**0**	**0**	**0**	**5.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

ACCIÓN CENTRALIZADA: 370007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 370007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.000.000**	**0**	**0**	**0**	**0**	**5.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	5.000.000	0	0	0	0	5.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	5.000.000	0	0	0	0	5.000.000
407	01	02	01	Donaciones corrientes a personas	5.000.000	0	0	0	0	5.000.000
				Totales	**5.000.000**	**0**	**0**	**0**	**0**	**5.000.000**

38

Consejo Moral Republicano

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO MORAL REPUBLICANO

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**13.639.437**	0	0	0	0	**13.639.437**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.754.934	0	0	0	0	5.754.934
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.095.914	0	0	0	0	1.095.914
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	106.167	0	0	0	0	106.167
401	01	18	00	Remuneraciones al personal contratado	3.691.742	0	0	0	0	3.691.742
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	3.691.742	0	0	0	0	3.691.742
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	861.111	0	0	0	0	861.111
401	03	00	00	Primas	2.861.622	0	0	0	0	2.861.622
401	03	01	00	Primas por mérito a empleados	967.038	0	0	0	0	967.038
401	03	02	00	Primas de transporte a empleados	96.000	0	0	0	0	96.000
401	03	04	00	Primas por hijos a empleados	21.000	0	0	0	0	21.000
401	03	08	00	Primas de profesionalización a empleados	293.699	0	0	0	0	293.699
401	03	09	00	Primas por antigüedad a empleados	239.122	0	0	0	0	239.122
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	40.000	0	0	0	0	40.000
401	03	16	00	Primas por mérito a obreros	89.556	0	0	0	0	89.556
401	03	17	00	Primas de transporte a obreros	16.000	0	0	0	0	16.000
401	03	19	00	Primas por hijos de obreros	18.000	0	0	0	0	18.000
401	03	21	00	Primas por antigüedad a obreros	9.093	0	0	0	0	9.093
401	03	37	00	Primas de transporte al personal contratado	56.823	0	0	0	0	56.823
401	03	95	00	Otras primas al personal de alto nivel y de dirección	621.069	0	0	0	0	621.069
401	03	96	00	Otras primas al personal contratado	394.222	0	0	0	0	394.222
401	04	00	00	Complementos de sueldos y salarios	882.000	0	0	0	0	882.000
401	04	08	00	Bono compensatorio de alimentación a empleados	346.500	0	0	0	0	346.500
401	04	18	00	Bono compensatorio de alimentación a obreros	63.000	0	0	0	0	63.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	346.500	0	0	0	0	346.500
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	126.000	0	0	0	0	126.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.192.227	0	0	0	0	1.192.227
401	05	03	00	Bono vacacional a empleados	584.439	0	0	0	0	584.439
401	05	06	00	Bono vacacional a obreros	59.704	0	0	0	0	59.704
401	05	08	00	Bono vacacional al personal contratado	160.675	0	0	0	0	160.675
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	387.409	0	0	0	0	387.409

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO MORAL REPUBLICANO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	00	00	Aportes patronales y legales	575.949	0	0	0	0	575.949
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	167.372	0	0	0	0	167.372
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	15.704	0	0	0	0	15.704
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	37.193	0	0	0	0	37.193
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	32.235	0	0	0	0	32.235
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	15.500	0	0	0	0	15.500
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	15.702	0	0	0	0	15.702
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	3.445	0	0	0	0	3.445
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.985	0	0	0	0	2.985
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	78.066	0	0	0	0	78.066
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	22.612	0	0	0	0	22.612
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	17.349	0	0	0	0	17.349
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	107.493	0	0	0	0	107.493
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	15.703	0	0	0	0	15.703
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	20.703	0	0	0	0	20.703
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	23.887	0	0	0	0	23.887
401	07	00	00	Asistencia socio-económica	974.060	0	0	0	0	974.060
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	300.000	0	0	0	0	300.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	89.060	0	0	0	0	89.060
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	75.000	0	0	0	0	75.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	230.000	0	0	0	0	230.000
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	280.000	0	0	0	0	280.000
401	08	00	00	Prestaciones sociales e indemnizaciones	1.398.645	0	0	0	0	1.398.645
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	486.246	0	0	0	0	486.246
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	85.242	0	0	0	0	85.242
401	08	03	00	Prestaciones sociales e indemnizaciones a personal contratado	484.604	0	0	0	0	484.604
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	342.553	0	0	0	0	342.553
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.077.607**	**0**	**0**	**0**	**0**	**1.077.607**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO MORAL REPUBLICANO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	241.734	0	0	0	0	241.734
402	01	01	00	Alimentos y bebidas para personas	241.734	0	0	0	0	241.734
402	05	00	00	Productos de papel, cartón e impresos	180.000	0	0	0	0	180.000
402	05	03	00	Productos de papel y cartón para oficina	180.000	0	0	0	0	180.000
402	06	00	00	Productos químicos y derivados	395.873	0	0	0	0	395.873
402	06	03	00	Tintas, pinturas y colorantes	265.873	0	0	0	0	265.873
402	06	04	00	Productos farmacéuticos y medicamentos	50.000	0	0	0	0	50.000
402	06	08	00	Productos plásticos	80.000	0	0	0	0	80.000
402	10	00	00	Productos varios y útiles diversos	220.000	0	0	0	0	220.000
402	10	02	00	Materiales y útiles de limpieza y aseo	70.000	0	0	0	0	70.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	150.000	0	0	0	0	150.000
402	99	00	00	Otros materiales y suministros	40.000	0	0	0	0	40.000
402	99	01	00	Otros materiales y suministros	40.000	0	0	0	0	40.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.332.253**	**0**	**0**	**0**	**0**	**2.332.253**
403	04	00	00	Servicios básicos	324.000	0	0	0	0	324.000
403	04	04	00	Teléfonos	24.000	0	0	0	0	24.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	24.000	0	0	0	0	24.000
403	04	05	00	Servicio de comunicaciones	10.000	0	0	0	0	10.000
403	04	07	00	Servicio de condominio	290.000	0	0	0	0	290.000
403	06	00	00	Servicios de transporte y almacenaje	304.087	0	0	0	0	304.087
403	06	01	00	Fletes y embalajes	304.087	0	0	0	0	304.087
403	07	00	00	Servicios de información, impresión y relaciones públicas	420.000	0	0	0	0	420.000
403	07	02	00	Imprenta y reproducción	420.000	0	0	0	0	420.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.000	0	0	0	0	5.000
403	08	02	00	Comisiones y gastos bancarios	5.000	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	551.229	0	0	0	0	551.229
403	09	01	00	Viáticos y pasajes dentro del país	551.229	0	0	0	0	551.229
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	154.000	0	0	0	0	154.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	154.000	0	0	0	0	154.000
403	18	00	00	Impuestos indirectos	305.893	0	0	0	0	305.893
403	18	01	00	Impuesto al valor agregado	305.893	0	0	0	0	305.893

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO MORAL REPUBLICANO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	3.528	0	0	0	0	3.528
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	3.528	0	0	0	0	3.528
403	99	00	00	Otros servicios no personales	264.516	0	0	0	0	264.516
403	99	01	00	Otros servicios no personales	264.516	0	0	0	0	264.516
				Totales	**17.049.297**	**0**	**0**	**0**	**0**	**17.049.297**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 129360 380031000 COMISIÓN POR LA JUSTICIA Y LA VERDAD

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS PARA GARANTIZAR EL DERECHO A LA VERDAD, SANCIONAR A LOS RESPONSABLES DE LOS HECHOS DE VIOLACIÓN DE LOS DERECHOS HUMANOS, DELITOS DE LESA HUMANIDAD, ASÍ COMO EL RESCATE DE LA MEMORIA HISTÓRICA, REIVINDICACIÓN MORAL, SOCIAL, POLÍTICA AL HONOR Y A LA DIGNIDAD DE LAS VÍCTIMAS DE LA REPRESIÓN QUE SE GENERÓ ENTRE LOS AÑOS 1958-1998.

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 100

RESPONSABLE/EJECUTOR: PROYECTO COMISIÓN POR LA JUSTICIA Y LA VERDAD **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.377.687**	**0**	**0**	**0**	**0**	**1.377.687**
401	01	00	00	Sueldos, salarios y otras retribuciones	561.141	0	0	0	0	561.141
401	01	18	00	Remuneraciones al personal contratado	561.141	0	0	0	0	561.141
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	561.141	0	0	0	0	561.141
401	03	00	00	Primas	336.685	0	0	0	0	336.685
401	03	96	00	Otras primas al personal contratado	336.685	0	0	0	0	336.685
401	04	00	00	Complementos de sueldos y salarios	220.500	0	0	0	0	220.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	220.500	0	0	0	0	220.500
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	56.114	0	0	0	0	56.114
401	05	08	00	Bono vacacional al personal contratado	56.114	0	0	0	0	56.114
401	06	00	00	Aportes patronales y legales	82.446	0	0	0	0	82.446
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	58.273	0	0	0	0	58.273
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	11.223	0	0	0	0	11.223
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	12.950	0	0	0	0	12.950
401	08	00	00	Prestaciones sociales e indemnizaciones	120.801	0	0	0	0	120.801
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	120.801	0	0	0	0	120.801
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**75.734**	**0**	**0**	**0**	**0**	**75.734**
402	01	00	00	Productos alimenticios y agropecuarios	75.734	0	0	0	0	75.734
402	01	01	00	Alimentos y bebidas para personas	75.734	0	0	0	0	75.734
403	**00**	**00**	**00**	**Servicios no personales**	**200.988**	**0**	**0**	**0**	**0**	**200.988**
403	04	00	00	Servicios básicos	100.000	0	0	0	0	100.000
403	04	07	00	Servicio de condominio	100.000	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	70.000	0	0	0	0	70.000
403	09	01	00	Viáticos y pasajes dentro del país	70.000	0	0	0	0	70.000
403	18	00	00	Impuestos indirectos	30.106	0	0	0	0	30.106
403	18	01	00	Impuesto al valor agregado	30.106	0	0	0	0	30.106
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	882	0	0	0	0	882
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	882	0	0	0	0	882
				Totales	**1.654.409**	**0**	**0**	**0**	**0**	**1.654.409**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 129360 380031000 COMISIÓN POR LA JUSTICIA Y LA VERDAD

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS PARA GARANTIZAR EL DERECHO A LA VERDAD, SANCIONAR A LOS RESPONSABLES DE LOS HECHOS DE VIOLACIÓN DE LOS DERECHOS HUMANOS, DELITOS DE LESA HUMANIDAD, ASÍ COMO EL RESCATE DE LA MEMORIA HISTÓRICA, REIVINDICACIÓN MORAL, SOCIAL, POLÍTICA AL HONOR Y A LA DIGNIDAD DE LAS VÍCTIMAS DE LA REPRESIÓN QUE SE GENERÓ ENTRE LOS AÑOS 1958-1998.

UNIDAD DE MEDIDA: EXPEDIENTE

META: 100

RESPONSABLE/EJECUTOR: PROYECTO COMISIÓN POR LA JUSTICIA Y LA VERDAD

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO MORAL REPUBLICANO **PROYECTO:** 129360 380031000 COMISIÓN POR LA JUSTICIA Y LA VERDAD

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS PARA GARANTIZAR EL DERECHO A LA VERDAD, SANCIONAR A LOS RESPONSABLES DE LOS HECHOS DE VIOLACIÓN DE LOS DERECHOS HUMANOS, DELITOS DE LESA HUMANIDAD, ASÍ COMO EL RESCATE DE LA MEMORIA HISTÓRICA, REIVINDICACIÓN MORAL, SOCIAL, POLÍTICA AL HONOR Y A LA DIGNIDAD DE LAS VÍCTIMAS DE LA REPRESIÓN QUE SE GENERÓ ENTRE LOS AÑOS 1958-1998.

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 100

RESPONSABLE/EJECUTOR: PROYECTO COMISIÓN POR LA JUSTICIA Y LA VERDAD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 380031001 ATENCIÓN A LA VÍCTIMA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1

RESPONSABLE/EJECUTOR: COMISIÓN POR LA JUSTICIA Y LA VERDAD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.377.687**	**0**	**0**	**0**	**0**	**1.377.687**
401	01	00	00	Sueldos, salarios y otras retribuciones	561.141	0	0	0	0	561.141
401	01	18	00	Remuneraciones al personal contratado	561.141	0	0	0	0	561.141
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	561.141	0	0	0	0	561.141
401	03	00	00	Primas	336.685	0	0	0	0	336.685
401	03	96	00	Otras primas al personal contratado	336.685	0	0	0	0	336.685
401	04	00	00	Complementos de sueldos y salarios	220.500	0	0	0	0	220.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	220.500	0	0	0	0	220.500
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	56.114	0	0	0	0	56.114
401	05	08	00	Bono vacacional al personal contratado	56.114	0	0	0	0	56.114
401	06	00	00	Aportes patronales y legales	82.446	0	0	0	0	82.446
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	58.273	0	0	0	0	58.273
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	11.223	0	0	0	0	11.223
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	12.950	0	0	0	0	12.950
401	08	00	00	Prestaciones sociales e indemnizaciones	120.801	0	0	0	0	120.801
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	120.801	0	0	0	0	120.801
403	**00**	**00**	**00**	**Servicios no personales**	**988**	**0**	**0**	**0**	**0**	**988**
403	18	00	00	Impuestos indirectos	106	0	0	0	0	106
403	18	01	00	Impuesto al valor agregado	106	0	0	0	0	106
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	882	0	0	0	0	882
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	882	0	0	0	0	882
				Totales	**1.378.675**	**0**	**0**	**0**	**0**	**1.378.675**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 129360 380031000 COMISIÓN POR LA JUSTICIA Y LA VERDAD

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS PARA GARANTIZAR EL DERECHO A LA VERDAD, SANCIONAR A LOS RESPONSABLES DE LOS HECHOS DE VIOLACION DE LOS DERECHOS HUMANOS, DELITOS DE LESA HUMANIDAD, ASÍ COMO EL RESCATE DE LA MEMORIA HISTÓRICA, REIVINDICACIÓN MORAL, SOCIAL, POLÍTICA AL HONOR Y A LA DIGNIDAD DE LAS VÍCTIMAS DE LA REPRESIÓN QUE SE GENERÓ ENTRE LOS AÑOS 1958-1998.

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 100

RESPONSABLE/EJECUTOR: PROYECTO COMISIÓN POR LA JUSTICIA Y LA VERDAD

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 380031002 PETICIÓN DE SANCIÓN A LOS IMPLICADOS EN CASO DE VIOLACIÓN DE DERECHOS HUMANOS

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 100

RESPONSABLE/EJECUTOR: COMISIÓN POR LA JUSTICIA Y LA VERDAD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**75.734**	**0**	**0**	**0**	**0**	**75.734**
402	01	00	00	Productos alimenticios y agropecuarios	75.734	0	0	0	0	75.734
402	01	01	00	Alimentos y bebidas para personas	75.734	0	0	0	0	75.734
403	**00**	**00**	**00**	**Servicios no personales**	**130.000**	**0**	**0**	**0**	**0**	**130.000**
403	04	00	00	Servicios básicos	100.000	0	0	0	0	100.000
403	04	07	00	Servicio de condominio	100.000	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	10.000	0	0	0	0	10.000
403	18	01	00	Impuesto al valor agregado	10.000	0	0	0	0	10.000
				Totales	**205.734**	**0**	**0**	**0**	**0**	**205.734**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO MORAL REPUBLICANO **PROYECTO:** 129360 380031000 COMISIÓN POR LA JUSTICIA Y LA VERDAD

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS PARA GARANTIZAR EL DERECHO A LA VERDAD, SANCIONAR A LOS RESPONSABLES DE LOS HECHOS DE VIOLACIÓN DE LOS DERECHOS HUMANOS, DELITOS DE LESA HUMANIDAD, ASÍ COMO EL RESCATE DE LA MEMORIA HISTÓRICA, REIVINDICACIÓN MORAL, SOCIAL, POLÍTICA AL HONOR Y A LA DIGNIDAD DE LAS VÍCTIMAS DE LA REPRESIÓN QUE SE GENERÓ ENTRE LOS AÑOS 1958-1998.

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 100

RESPONSABLE/EJECUTOR: PROYECTO COMISIÓN POR LA JUSTICIA Y LA VERDAD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 380031003 ATENCIÓN A LA VÍCTIMA Y FAMILIARES

UNIDAD DE MEDIDA: INFOPUNTO **META:** 382

RESPONSABLE/EJECUTOR: COMISIÓN POR LA JUSTICIA Y LA VERDAD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**35.000**	0	0	0	0	**35.000**
403	**09**	00	00	Viáticos y pasajes	25.000	0	0	0	0	25.000
403	09	01	00	Viáticos y pasajes dentro del país	25.000	0	0	0	0	25.000
403	18	00	00	Impuestos indirectos	10.000	0	0	0	0	10.000
403	18	01	00	Impuesto al valor agregado	10.000	0	0	0	0	10.000
				Totales	**35.000**	**0**	**0**	0	**0**	**35.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 129360 380031000 COMISIÓN POR LA JUSTICIA Y LA VERDAD

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS PARA GARANTIZAR EL DERECHO A LA VERDAD, SANCIONAR A LOS RESPONSABLES DE LOS HECHOS DE VIOLACIÓN DE LOS DERECHOS HUMANOS, DELITOS DE LESA HUMANIDAD, ASÍ COMO EL RESCATE DE LA MEMORIA HISTÓRICA, REIVINDICACIÓN MORAL, SOCIAL, POLÍTICA AL HONOR Y A LA DIGNIDAD DE LAS VÍCTIMAS DE LA REPRESION QUE SE GENERÓ ENTRE LOS AÑOS 1958-1998.

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 100

RESPONSABLE/EJECUTOR: PROYECTO COMISIÓN POR LA JUSTICIA Y LA VERDAD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 380031004 EXÁMENES CIENTÍFICOS Y SOCIALES A VÍCTIMAS Y FAMILIARES

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 20

RESPONSABLE/EJECUTOR: COMISIÓN POR LA JUSTICIA Y LA VERDAD

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**35.000**	**0**	0	**0**	**0**	**35.000**
403	09	00	00	Viáticos y pasajes	25.000	0	0	0	0	25.000
403	09	01	00	Viáticos y pasajes dentro del país	25.000	0	0	0	0	25.000
403	18	00	00	Impuestos indirectos	10.000	0	0	0	0	10.000
403	18	01	00	Impuesto al valor agregado	10.000	0	0	0	0	10.000
				Totales	**35.000**	**0**	**0**	**0**	**0**	**35.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 129301 380032000 FORMACIÓN CÍVICA Y FORTALECIMIENTO DE VALORES EN LA ESCUELA, LA FAMILIA, LA COMUNIDAD Y EN LOS FUNCIONARIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: PROMOVER LA ÉTICA PÚBLICA, LA MORAL ADMINISTRATIVA, LOS VALORES TRADICIONALES Y FORMACIÓN CIUDADANA EN LOS DIFERENTES ESPACIOS DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.200

RESPONSABLE/EJECUTOR: COORDINACIÓN DE SERVICIOS FINANCIEROS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**4.887.138**	0	0	0	0	**4.887.138**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.477.275	0	0	0	0	3.477.275
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	287.687	0	0	0	0	287.687
401	01	18	00	Remuneraciones al personal contratado	3.035.896	0	0	0	0	3.035.896
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	3.035.896	0	0	0	0	3.035.896
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	153.692	0	0	0	0	153.692
401	03	00	00	Primas	658.838	0	0	0	0	658.838
401	03	01	00	Primas por mérito a empleados	271.136	0	0	0	0	271.136
401	03	02	00	Primas de transporte a empleados	24.000	0	0	0	0	24.000
401	03	04	00	Primas por hijos a empleados	6.000	0	0	0	0	6.000
401	03	08	00	Primas de profesionalización a empleados	88.276	0	0	0	0	88.276
401	03	09	00	Primas por antigüedad a empleados	82.020	0	0	0	0	82.020
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	10.000	0	0	0	0	10.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	119.869	0	0	0	0	119.869
401	03	96	00	Otras primas al personal contratado	57.537	0	0	0	0	57.537
401	04	00	00	Complementos de sueldos y salarios	189.000	0	0	0	0	189.000
401	04	08	00	Bono compensatorio de alimentación a empleados	63.000	0	0	0	0	63.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	94.500	0	0	0	0	94.500
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	31.500	0	0	0	0	31.500
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	268.870	0	0	0	0	268.870
401	05	03	00	Bono vacacional a empleados	120.505	0	0	0	0	120.505
401	05	08	00	Bono vacacional al personal contratado	95.090	0	0	0	0	95.090
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	53.275	0	0	0	0	53.275
401	06	00	00	Aportes patronales y legales	109.834	0	0	0	0	109.834
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	46.927	0	0	0	0	46.927
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	10.428	0	0	0	0	10.428
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	9.038	0	0	0	0	9.038
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	9.958	0	0	0	0	9.958
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.918	0	0	0	0	1.918

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 129301 380032000 FORMACIÓN CÍVICA Y FORTALECIMIENTO DE VALORES EN LA ESCUELA, LA FAMILIA, LA COMUNIDAD Y EN LOS FUNCIONARIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: PROMOVER LA ÉTICA PÚBLICA, LA MORAL ADMINISTRATIVA, LOS VALORES TRADICIONALES Y FORMACIÓN CIUDADANA EN LOS DIFERENTES ESPACIOS DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.200

RESPONSABLE/EJECUTOR: COORDINACIÓN DE SERVICIOS FINANCIEROS

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	2.213	0	0	0	0	2.213
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	20.746	0	0	0	0	20.746
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	3.996	0	0	0	0	3.996
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	4.610	0	0	0	0	4.610
401	07	00	00	Asistencia socio-económica	14.843	0	0	0	0	14.843
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	14.843	0	0	0	0	14.843
401	08	00	00	Prestaciones sociales e indemnizaciones	168.478	0	0	0	0	168.478
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	102.513	0	0	0	0	102.513
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	20.644	0	0	0	0	20.644
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	45.321	0	0	0	0	45.321
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**46.000**	**0**	**0**	**0**	**0**	**46.000**
402	01	00	00	Productos alimenticios y agropecuarios	46.000	0	0	0	0	46.000
402	01	01	00	Alimentos y bebidas para personas	46.000	0	0	0	0	46.000
403	**00**	**00**	**00**	**Servicios no personales**	**829.843**	**0**	**0**	**0**	**0**	**829.843**
403	06	00	00	Servicios de transporte y almacenaje	184.087	0	0	0	0	184.087
403	06	01	00	Fletes y embalajes	184.087	0	0	0	0	184.087
403	07	00	00	Servicios de información, impresión y relaciones públicas	300.000	0	0	0	0	300.000
403	07	02	00	Imprenta y reproducción	300.000	0	0	0	0	300.000
403	09	00	00	Viáticos y pasajes	254.000	0	0	0	0	254.000
403	09	01	00	Viáticos y pasajes dentro del país	254.000	0	0	0	0	254.000
403	18	00	00	Impuestos indirectos	91.000	0	0	0	0	91.000
403	18	01	00	Impuesto al valor agregado	91.000	0	0	0	0	91.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	756	0	0	0	0	756
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	756	0	0	0	0	756
				Totales	**5.762.981**	**0**	**0**	**0**	**0**	**5.762.981**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 129301 380032000 FORMACIÓN CÍVICA Y FORTALECIMIENTO DE VALORES EN LA ESCUELA, LA FAMILIA, LA COMUNIDAD Y EN LOS FUNCIONARIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: PROMOVER LA ÉTICA PÚBLICA, LA MORAL ADMINISTRATIVA, LOS VALORES TRADICIONALES Y FORMACIÓN CIUDADANA EN LOS DIFERENTES ESPACIOS DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: ACTIVIDAD

META: 1.200

PRESUPUESTO: **2016**

RESPONSABLE/EJECUTOR: COORDINACIÓN DE SERVICIOS FINANCIEROS

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 129301 380032000 FORMACIÓN CÍVICA Y FORTALECIMIENTO DE VALORES EN LA ESCUELA, LA FAMILIA, LA COMUNIDAD Y EN LOS FUNCIONARIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: PROMOVER LA ÉTICA PÚBLICA, LA MORAL ADMINISTRATIVA, LOS VALORES TRADICIONALES Y FORMACIÓN CIUDADANA EN LOS DIFERENTES ESPACIOS DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.200

RESPONSABLE/EJECUTOR: COORDINACIÓN DE SERVICIOS FINANCIEROS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 380032001 FORMACIÓN Y PROMOCIÓN DE VALORES

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.200

RESPONSABLE/EJECUTOR: COORDINACIÓN DE PROMOCIÓN Y EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.887.138**	**0**	**0**	**0**	**0**	**4.887.138**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.477.275	0	0	0	0	3.477.275
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	287.687	0	0	0	0	287.687
401	01	18	00	Remuneraciones al personal contratado	3.035.896	0	0	0	0	3.035.896
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	3.035.896	0	0	0	0	3.035.896
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	153.692	0	0	0	0	153.692
401	03	00	00	Primas	658.838	0	0	0	0	658.838
401	03	01	00	Primas por mérito a empleados	271.136	0	0	0	0	271.136
401	03	02	00	Primas de transporte a empleados	24.000	0	0	0	0	24.000
401	03	04	00	Primas por hijos a empleados	6.000	0	0	0	0	6.000
401	03	08	00	Primas de profesionalización a empleados	88.276	0	0	0	0	88.276
401	03	09	00	Primas por antigüedad a empleados	82.020	0	0	0	0	82.020
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	10.000	0	0	0	0	10.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	119.869	0	0	0	0	119.869
401	03	96	00	Otras primas al personal contratado	57.537	0	0	0	0	57.537
401	04	00	00	Complementos de sueldos y salarios	189.000	0	0	0	0	189.000
401	04	08	00	Bono compensatorio de alimentación a empleados	63.000	0	0	0	0	63.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	94.500	0	0	0	0	94.500
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	31.500	0	0	0	0	31.500
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	268.870	0	0	0	0	268.870
401	05	03	00	Bono vacacional a empleados	120.505	0	0	0	0	120.505
401	05	08	00	Bono vacacional al personal contratado	95.090	0	0	0	0	95.090
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	53.275	0	0	0	0	53.275
401	06	00	00	Aportes patronales y legales	109.834	0	0	0	0	109.834
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	46.927	0	0	0	0	46.927

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 129301 380032000 FORMACIÓN CÍVICA Y FORTALECIMIENTO DE VALORES EN LA ESCUELA, LA FAMILIA, LA COMUNIDAD Y EN LOS FUNCIONARIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: PROMOVER LA ÉTICA PÚBLICA, LA MORAL ADMINISTRATIVA, LOS VALORES TRADICIONALES Y FORMACIÓN CIUDADANA EN LOS DIFERENTES ESPACIOS DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.200

RESPONSABLE/EJECUTOR: COORDINACIÓN DE SERVICIOS FINANCIEROS **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 380032001 FORMACIÓN Y PROMOCIÓN DE VALORES

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.200

RESPONSABLE/EJECUTOR: COORDINACIÓN DE PROMOCIÓN Y EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	10.428	0	0	0	0	10.428
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	9.038	0	0	0	0	9.038
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	9.958	0	0	0	0	9.958
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.918	0	0	0	0	1.918
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	2.213	0	0	0	0	2.213
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	20.746	0	0	0	0	20.746
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	3.996	0	0	0	0	3.996
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	4.610	0	0	0	0	4.610
401	07	00	00	Asistencia socio-económica	14.843	0	0	0	0	14.843
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	14.843	0	0	0	0	14.843
401	08	00	00	Prestaciones sociales e indemnizaciones	168.478	0	0	0	0	168.478
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	102.513	0	0	0	0	102.513
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	20.644	0	0	0	0	20.644
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	45.321	0	0	0	0	45.321
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**46.000**	**0**	**0**	**0**	**0**	**46.000**
402	01	00	00	Productos alimenticios y agropecuarios	46.000	0	0	0	0	46.000
402	01	01	00	Alimentos y bebidas para personas	46.000	0	0	0	0	46.000
403	**00**	**00**	**00**	**Servicios no personales**	**829.843**	**0**	**0**	**0**	**0**	**829.843**
403	06	00	00	Servicios de transporte y almacenaje	184.087	0	0	0	0	184.087
403	06	01	00	Fletes y embalajes	184.087	0	0	0	0	184.087
403	07	00	00	Servicios de información, impresión y relaciones públicas	300.000	0	0	0	0	300.000
403	07	02	00	Imprenta y reproducción	300.000	0	0	0	0	300.000
403	09	00	00	Viáticos y pasajes	254.000	0	0	0	0	254.000
403	09	01	00	Viáticos y pasajes dentro del país	254.000	0	0	0	0	254.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 129301 380032000 FORMACIÓN CÍVICA Y FORTALECIMIENTO DE VALORES EN LA ESCUELA, LA FAMILIA, LA COMUNIDAD Y EN LOS FUNCIONARIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: PROMOVER LA ÉTICA PÚBLICA, LA MORAL ADMINISTRATIVA, LOS VALORES TRADICIONALES Y FORMACIÓN CIUDADANA EN LOS DIFERENTES ESPACIOS DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.200

RESPONSABLE/EJECUTOR: COORDINACIÓN DE SERVICIOS FINANCIEROS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 380032001 FORMACIÓN Y PROMOCIÓN DE VALORES

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.200

RESPONSABLE/EJECUTOR: COORDINACIÓN DE PROMOCIÓN Y EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	91.000	0	0	0	0	91.000
403	18	01	00	Impuesto al valor agregado	91.000	0	0	0	0	91.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	756	0	0	0	0	756
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	756	0	0	0	0	756
				Totales	**5.762.981**	**0**	**0**	**0**	**0**	**5.762.981**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

ACCIÓN CENTRALIZADA: 380001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**7.374.612**	0	0	0	0	7.374.612
401	01	00	00	Sueldos, salarios y otras retribuciones	1.716.518	0	0	0	0	1.716.518
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	808.227	0	0	0	0	808.227
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	106.167	0	0	0	0	106.167
401	01	18	00	Remuneraciones al personal contratado	94.705	0	0	0	0	94.705
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	94.705	0	0	0	0	94.705
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	707.419	0	0	0	0	707.419
401	03	00	00	Primas	1.866.099	0	0	0	0	1.866.099
401	03	01	00	Primas por mérito a empleados	695.902	0	0	0	0	695.902
401	03	02	00	Primas de transporte a empleados	72.000	0	0	0	0	72.000
401	03	04	00	Primas por hijos a empleados	15.000	0	0	0	0	15.000
401	03	08	00	Primas de profesionalización a empleados	205.423	0	0	0	0	205.423
401	03	09	00	Primas por antigüedad a empleados	157.102	0	0	0	0	157.102
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	30.000	0	0	0	0	30.000
401	03	16	00	Primas por mérito a obreros	89.556	0	0	0	0	89.556
401	03	17	00	Primas de transporte a obreros	16.000	0	0	0	0	16.000
401	03	19	00	Primas por hijos de obreros	18.000	0	0	0	0	18.000
401	03	21	00	Primas por antigüedad a obreros	9.093	0	0	0	0	9.093
401	03	37	00	Primas de transporte al personal contratado	56.823	0	0	0	0	56.823
401	03	95	00	Otras primas al personal de alto nivel y de dirección	501.200	0	0	0	0	501.200
401	04	00	00	Complementos de sueldos y salarios	472.500	0	0	0	0	472.500
401	04	08	00	Bono compensatorio de alimentación a empleados	283.500	0	0	0	0	283.500
401	04	18	00	Bono compensatorio de alimentación a obreros	63.000	0	0	0	0	63.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	31.500	0	0	0	0	31.500
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	94.500	0	0	0	0	94.500
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	867.243	0	0	0	0	867.243
401	05	03	00	Bono vacacional a empleados	463.934	0	0	0	0	463.934
401	05	06	00	Bono vacacional a obreros	59.704	0	0	0	0	59.704
401	05	08	00	Bono vacacional al personal contratado	9.471	0	0	0	0	9.471
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	334.134	0	0	0	0	334.134
401	06	00	00	Aportes patronales y legales	383.669	0	0	0	0	383.669
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	120.445	0	0	0	0	120.445

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

ACCIÓN CENTRALIZADA: 380001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	15.704	0	0	0	0	15.704
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	26.765	0	0	0	0	26.765
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	23.197	0	0	0	0	23.197
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	15.500	0	0	0	0	15.500
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	15.702	0	0	0	0	15.702
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	3.445	0	0	0	0	3.445
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.985	0	0	0	0	2.985
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	9.835	0	0	0	0	9.835
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	9.471	0	0	0	0	9.471
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	2.186	0	0	0	0	2.186
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	86.747	0	0	0	0	86.747
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	15.703	0	0	0	0	15.703
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	16.707	0	0	0	0	16.707
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	19.277	0	0	0	0	19.277
401	07	00	00	Asistencia socio-económica	959.217	0	0	0	0	959.217
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	300.000	0	0	0	0	300.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	74.217	0	0	0	0	74.217
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	75.000	0	0	0	0	75.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	230.000	0	0	0	0	230.000
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	280.000	0	0	0	0	280.000
401	08	00	00	Prestaciones sociales e indemnizaciones	1.109.366	0	0	0	0	1.109.366
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	383.733	0	0	0	0	383.733
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	85.242	0	0	0	0	85.242
401	08	03	00	Prestaciones sociales e indemnizaciones a personal contratado	343.159	0	0	0	0	343.159
401	08	07	00	Prestaciones sociales e indemnizaciones a personal de alto nivel y de dirección	297.232	0	0	0	0	297.232
403	**00**	**00**	**00**	**Servicios no personales**	**2.117**	**0**	**0**	**0**	**0**	**2.117**
403	18	00	00	Impuestos indirectos	227	0	0	0	0	227
403	18	01	00	Impuesto al valor agregado	227	0	0	0	0	227
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.890	0	0	0	0	1.890

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

ACCIÓN CENTRALIZADA: 380001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

FA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.890	0	0	0	0	1.890
				Totales	**7.376.729**	**0**	**0**	**0**	**0**	**7.376.729**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

38 - 20

ÓRGANO: CONSEJO MORAL REPUBLICANO

ACCIÓN CENTRALIZADA: 380001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

ACCIÓN CENTRALIZADA: 380001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 380001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**7.374.612**	0	0	0	0	**7.374.612**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.716.518	0	0	0	0	1.716.518
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	808.227	0	0	0	0	808.227
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	106.167	0	0	0	0	106.167
401	01	18	00	Remuneraciones al personal contratado	94.705	0	0	0	0	94.705
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	94.705	0	0	0	0	94.705
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	707.419	0	0	0	0	707.419
401	03	00	00	Primas	1.866.099	0	0	0	0	1.866.099
401	03	01	00	Primas por mérito a empleados	695.902	0	0	0	0	695.902
401	03	02	00	Primas de transporte a empleados	72.000	0	0	0	0	72.000
401	03	04	00	Primas por hijos a empleados	15.000	0	0	0	0	15.000
401	03	08	00	Primas de profesionalización a empleados	205.423	0	0	0	0	205.423
401	03	09	00	Primas por antigüedad a empleados	157.102	0	0	0	0	157.102
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	30.000	0	0	0	0	30.000
401	03	16	00	Primas por mérito a obreros	89.556	0	0	0	0	89.556
401	03	17	00	Primas de transporte a obreros	16.000	0	0	0	0	16.000
401	03	19	00	Primas por hijos de obreros	18.000	0	0	0	0	18.000
401	03	21	00	Primas por antigüedad a obreros	9.093	0	0	0	0	9.093
401	03	37	00	Primas de transporte al personal contratado	56.823	0	0	0	0	56.823
401	03	95	00	Otras primas al personal de alto nivel y de dirección	501.200	0	0	0	0	501.200
401	04	00	00	Complementos de sueldos y salarios	472.500	0	0	0	0	472.500
401	04	08	00	Bono compensatorio de alimentación a empleados	283.500	0	0	0	0	283.500
401	04	18	00	Bono compensatorio de alimentación a obreros	63.000	0	0	0	0	63.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	31.500	0	0	0	0	31.500
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	94.500	0	0	0	0	94.500
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	867.243	0	0	0	0	867.243
401	05	03	00	Bono vacacional a empleados	463.934	0	0	0	0	463.934
401	05	06	00	Bono vacacional a obreros	59.704	0	0	0	0	59.704

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

ACCIÓN CENTRALIZADA: 380001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 380001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	08	00	Bono vacacional al personal contratado	9.471	0	0	0	0	9.471
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	334.134	0	0	0	0	334.134
401	06	00	00	Aportes patronales y legales	383.669	0	0	0	0	383.669
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	120.445	0	0	0	0	120.445
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	15.704	0	0	0	0	15.704
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	26.765	0	0	0	0	26.765
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	23.197	0	0	0	0	23.197
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	15.500	0	0	0	0	15.500
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	15.702	0	0	0	0	15.702
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	3.445	0	0	0	0	3.445
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.985	0	0	0	0	2.985
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	9.835	0	0	0	0	9.835
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	9.471	0	0	0	0	9.471
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	2.186	0	0	0	0	2.186
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	86.747	0	0	0	0	86.747
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	15.703	0	0	0	0	15.703
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	16.707	0	0	0	0	16.707
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	19.277	0	0	0	0	19.277
401	07	00	00	Asistencia socio-económica	959.217	0	0	0	0	959.217
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	300.000	0	0	0	0	300.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	74.217	0	0	0	0	74.217
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	75.000	0	0	0	0	75.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	230.000	0	0	0	0	230.000
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	280.000	0	0	0	0	280.000
401	08	00	00	Prestaciones sociales e indemnizaciones	1.109.366	0	0	0	0	1.109.366

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

ACCIÓN CENTRALIZADA: 380001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 380001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	383.733	0	0	0	0	383.733
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	85.242	0	0	0	0	85.242
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	343.159	0	0	0	0	343.159
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	297.232	0	0	0	0	297.232
403	**00**	**00**	**00**	**Servicios no personales**	**2.117**	**0**	**0**	**0**	**0**	**2.117**
403	18	00	00	Impuestos indirectos	227	0	0	0	0	227
403	18	01	00	Impuesto al valor agregado	227	0	0	0	0	227
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.890	0	0	0	0	1.890
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.890	0	0	0	0	1.890
				Totales	**7.376.729**	**0**	**0**	**0**	**0**	**7.376.729**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

ACCIÓN CENTRALIZADA: 380002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**955.873**	0	0	0	0	**955.873**
402	01	00	00	Productos alimenticios y agropecuarios	120.000	0	0	0	0	120.000
402	01	01	00	Alimentos y bebidas para personas	120.000	0	0	0	0	120.000
402	05	00	00	Productos de papel, cartón e impresos	180.000	0	0	0	0	180.000
402	05	03	00	Productos de papel y cartón para oficina	180.000	0	0	0	0	180.000
402	06	00	00	Productos químicos y derivados	395.873	0	0	0	0	395.873
402	06	03	00	Tintas, pinturas y colorantes	265.873	0	0	0	0	265.873
402	06	04	00	Productos farmacéuticos y medicamentos	50.000	0	0	0	0	50.000
402	06	08	00	Productos plásticos	80.000	0	0	0	0	80.000
402	10	00	00	Productos varios y útiles diversos	220.000	0	0	0	0	220.000
402	10	02	00	Materiales y útiles de limpieza y aseo	70.000	0	0	0	0	70.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	150.000	0	0	0	0	150.000
402	99	00	00	Otros materiales y suministros	40.000	0	0	0	0	40.000
402	99	01	00	Otros materiales y suministros	40.000	0	0	0	0	40.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.299.305**	0	0	0	0	**1.299.305**
403	04	00	00	Servicios básicos	224.000	0	0	0	0	224.000
403	04	04	00	Teléfonos	24.000	0	0	0	0	24.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	24.000	0	0	0	0	24.000
403	04	05	00	Servicio de comunicaciones	10.000	0	0	0	0	10.000
403	04	07	00	Servicio de condominio	190.000	0	0	0	0	190.000
403	06	00	00	Servicios de transporte y almacenaje	120.000	0	0	0	0	120.000
403	06	01	00	Fletes y embalajes	120.000	0	0	0	0	120.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	120.000	0	0	0	0	120.000
403	07	02	00	Imprenta y reproducción	120.000	0	0	0	0	120.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.000	0	0	0	0	5.000
403	08	02	00	Comisiones y gastos bancarios	5.000	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	227.229	0	0	0	0	227.229
403	09	01	00	Viáticos y pasajes dentro del país	227.229	0	0	0	0	227.229
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	154.000	0	0	0	0	154.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	154.000	0	0	0	0	154.000
403	18	00	00	Impuestos indirectos	184.560	0	0	0	0	184.560
403	18	01	00	Impuesto al valor agregado	184.560	0	0	0	0	184.560
403	99	00	00	Otros servicios no personales	264.516	0	0	0	0	264.516

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

ACCIÓN CENTRALIZADA: 380002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	01	00	Otros servicios no personales	264.516	0	0	0	0	264.516
				Totales	**2.255.178**	**0**	**0**	**0**	**0**	**2.255.178**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO. CONSEJO MORAL REPUBLICANO

ACCIÓN CENTRALIZADA: 380002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

ACCIÓN CENTRALIZADA: 380002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 380002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	955.873	0	0	0	0	955.873
402	01	00	00	Productos alimenticios y agropecuarios	120.000	0	0	0	0	120.000
402	01	01	00	Alimentos y bebidas para personas	120.000	0	0	0	0	120.000
402	05	00	00	Productos de papel, cartón e impresos	180.000	0	0	0	0	180.000
402	05	03	00	Productos de papel y cartón para oficina	180.000	0	0	0	0	180.000
402	06	00	00	Productos químicos y derivados	395.873	0	0	0	0	395.873
402	06	03	00	Tintas, pinturas y colorantes	265.873	0	0	0	0	265.873
402	06	04	00	Productos farmacéuticos y medicamentos	50.000	0	0	0	0	50.000
402	06	08	00	Productos plásticos	80.000	0	0	0	0	80.000
402	10	00	00	Productos varios y útiles diversos	220.000	0	0	0	0	220.000
402	10	02	00	Materiales y útiles de limpieza y aseo	70.000	0	0	0	0	70.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	150.000	0	0	0	0	150.000
402	99	00	00	Otros materiales y suministros	40.000	0	0	0	0	40.000
402	99	01	00	Otros materiales y suministros	40.000	0	0	0	0	40.000
403	00	00	00	**Servicios no personales**	**1.299.305**	0	0	0	0	**1.299.305**
403	04	00	00	Servicios básicos	224.000	0	0	0	0	224.000
403	04	04	00	Teléfonos	24.000	0	0	0	0	24.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	24.000	0	0	0	0	24.000
403	04	05	00	Servicio de comunicaciones	10.000	0	0	0	0	10.000
403	04	07	00	Servicio de condominio	190.000	0	0	0	0	190.000
403	06	00	00	Servicios de transporte y almacenaje	120.000	0	0	0	0	120.000
403	06	01	00	Fletes y embalajes	120.000	0	0	0	0	120.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	120.000	0	0	0	0	120.000
403	07	02	00	Imprenta y reproducción	120.000	0	0	0	0	120.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.000	0	0	0	0	5.000
403	08	02	00	Comisiones y gastos bancarios	5.000	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	227.229	0	0	0	0	227.229
403	09	01	00	Viáticos y pasajes dentro del país	227.229	0	0	0	0	227.229

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

ACCIÓN CENTRALIZADA: 380002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 380002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	154.000	0	0	0	0	154.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	154.000	0	0	0	0	154.000
403	18	00	00	Impuestos indirectos	184.560	0	0	0	0	184.560
403	18	01	00	Impuesto al valor agregado	184.560	0	0	0	0	184.560
403	99	00	00	Otros servicios no personales	264.516	0	0	0	0	264.516
403	99	01	00	Otros servicios no personales	264.516	0	0	0	0	264.516
				Totales	**2.255.178**	**0**	**0**	**0**	**0**	**2.255.178**

39

Superintendencia Nacional de Auditoría Interna

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**58.254.357**	0	0	0	0	**58.254.357**
401	01	00	00	Sueldos, salarios y otras retribuciones	9.151.092	0	0	0	0	9.151.092
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	6.466.786	0	0	0	0	6.466.786
401	01	18	00	Remuneraciones al personal contratado	2.277.318	0	0	0	0	2.277.318
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	2.277.318	0	0	0	0	2.277.318
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	406.988	0	0	0	0	406.988
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.729.597	0	0	0	0	3.729.597
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.729.597	0	0	0	0	3.729.597
401	03	00	00	Primas	6.234.690	0	0	0	0	6.234.690
401	03	02	00	Primas de transporte a empleados	828.000	0	0	0	0	828.000
401	03	04	00	Primas por hijos a empleados	326.400	0	0	0	0	326.400
401	03	08	00	Primas de profesionalización a empleados	1.111.013	0	0	0	0	1.111.013
401	03	09	00	Primas por antigüedad a empleados	1.003.338	0	0	0	0	1.003.338
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.144.179	0	0	0	0	1.144.179
401	03	37	00	Primas de transporte al personal contratado	246.000	0	0	0	0	246.000
401	03	39	00	Primas por hijos al personal contratado	62.400	0	0	0	0	62.400
401	03	40	00	Primas de profesionalización al personal contratado	135.675	0	0	0	0	135.675
401	03	41	00	Primas por antigüedad al personal contratado	136.974	0	0	0	0	136.974
401	03	96	00	Otras primas al personal contratado	77.732	0	0	0	0	77.732
401	03	97	00	Otras primas a empleados	1.162.979	0	0	0	0	1.162.979
401	04	00	00	Complementos de sueldos y salarios	6.155.000	0	0	0	0	6.155.000
401	04	08	00	Bono compensatorio de alimentación a empleados	4.761.000	0	0	0	0	4.761.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.323.000	0	0	0	0	1.323.000
401	04	96	00	Otros complementos a empleados	71.000	0	0	0	0	71.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	8.307.586	0	0	0	0	8.307.586
401	05	01	00	Aguinaldos a empleados	5.105.473	0	0	0		5.105.473
401	05	03	00	Bono vacacional a empleados	2.221.064	0	0	0	0	2.221.064
401	05	07	00	Aguinaldos al personal contratado	747.309	0	0	0	0	747.309
401	05	08	00	Bono vacacional al personal contratado	148.951	0	0	0	0	148.951
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	84.789	0	0	0	0	84.789
401	06	00	00	Aportes patronales y legales	1.242.768	0	0	0	0	1.242.768

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	383.777	0	0	0	0	383.777
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	197.459	0	0	0	0	197.459
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	85.281	0	0	0	0	85.281
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	391.385	0	0	0	0	391.385
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	71.876	0	0	0	0	71.876
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	57.468	0	0	0	0	57.468
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	15.972	0	0	0	0	15.972
401	06	95	00	Otros aportes legales por personal contratado	39.550	0	0	0	0	39.550
401	07	00	00	Asistencia socio-económica	21.966.007	0	0	0	0	21.966.007
401	07	02	00	Becas a empleados	190.800	0	0	0	0	190.800
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.735.551	0	0	0	0	3.735.551
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	12.000.000	0	0	0	0	12.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.500.000	0	0	0	0	1.500.000
401	07	10	00	Dotación de uniformes a empleados	2.305.829	0	0	0	0	2.305.829
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	231.556	0	0	0	0	231.556
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.500.000	0	0	0	0	1.500.000
401	07	99	00	Otras subvenciones al personal contratado	502.271	0	0	0	0	502.271
401	08	00	00	Prestaciones sociales e indemnizaciones	1.467.617	0	0	0	0	1.467.617
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.307.760	0	0	0	0	1.307.760
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	159.857	0	0	0	0	159.857
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.497.667**	**0**	**0**	**0**	**0**	**5.497.667**
402	01	00	00	Productos alimenticios y agropecuarios	2.244.144	0	0	0	0	2.244.144
402	01	01	00	Alimentos y bebidas para personas	2.244.144	0	0	0	0	2.244.144
402	03	00	00	Textiles y vestuarios	140.000	0	0	0	0	140.000
402	03	02	00	Prendas de vestir	140.000	0	0	0	0	140.000
402	04	00	00	Productos de cuero y caucho	50.000	0	0	0	0	50.000
402	04	03	00	Cauchos y tripas para vehículos	50.000	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	1.427.649	0	0	0	0	1.427.649
402	05	01	00	Pulpa de madera, papel y cartón	130.000	0	0	0	0	130.000
402	05	03	00	Productos de papel y cartón para oficina	793.649	0	0	0	0	793.649

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	06	00	Productos de papel y cartón para computación	80.000	0	0	0	0	80.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	424.000	0	0	0	0	424.000
402	06	00	00	Productos químicos y derivados	886.507	0	0	0	0	886.507
402	06	03	00	Tintas, pinturas y colorantes	856.507	0	0	0	0	856.507
402	06	06	00	Combustibles y lubricantes	30.000	0	0	0	0	30.000
402	08	00	00	Productos metálicos	30.000	0	0	0	0	30.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	30.000	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	719.367	0	0	0	0	719.367
402	10	02	00	Materiales y útiles de limpieza y aseo	212.478	0	0	0	0	212.478
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	250.000	0	0	0	0	250.000
402	10	06	00	Condecoraciones, ofrendas y similares	105.000	0	0	0	0	105.000
402	10	08	00	Materiales para equipos de computación	151.889	0	0	0	0	151.889
403	**00**	**00**	**00**	**Servicios no personales**	**11.592.249**	**0**	**0**	**0**	**0**	**11.592.249**
403	01	00	00	Alquileres de inmuebles	5.426.890	0	0	0	0	5.426.890
403	01	01	00	Alquileres de edificios y locales	5.426.890	0	0	0	0	5.426.890
403	04	00	00	Servicios básicos	887.187	0	0	0	0	887.187
403	04	04	00	Teléfonos	105.000	0	0	0	0	105.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	67.500	0	0	0	0	67.500
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	37.500	0	0	0	0	37.500
403	04	05	00	Servicio de comunicaciones	105.000	0	0	0	0	105.000
403	04	07	00	Servicio de condominio	677.187	0	0	0	0	677.187
403	07	00	00	Servicios de información, impresión y relaciones públicas	111.507	0	0	0	0	111.507
403	07	02	00	Imprenta y reproducción	111.507	0	0	0	0	111.507
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	330.000	0	0	0	0	330.000
403	08	01	00	Primas y gastos de seguros	300.000	0	0	0	0	300.000
403	08	02	00	Comisiones y gastos bancarios	30.000	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	780.000	0	0	0	0	780.000
403	09	01	00	Viáticos y pasajes dentro del país	780.000	0	0	0	0	780.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	215.000	0	0	0	0	780.000
403	10	07	00	Servicios de capacitación y adiestramiento	100.000	0	0	0	0	215.000
403	10	11	00	Servicios para la elaboración y suministro de comida	115.000	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	200.000	0	0	0	0	200.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	200.000	0	0	0	0	200.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.400.000	0	0	0	0	2.400.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.400.000	0	0	0	0	2.400.000
403	18	00	00	Impuestos indirectos	1.150.000	0	0	0	0	1.150.000
403	18	01	00	Impuesto al valor agregado	1.150.000	0	0	0	0	1.150.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	91.665	0	0	0	0	91.665
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	91.665	0	0	0	0	91.665
404	**00**	**00**	**00**	**Activos reales**	**803.022**	**0**	**0**	**0**	**0**	**803.022**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	803.022	0	0	0	0	803.022
404	09	02	00	Equipos de computación	803.022	0	0	0	0	803.022
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.512.526**	**0**	**0**	**0**	**0**	**1.512.526**
407	01	00	00	Transferencias y donaciones corrientes internas	1.371.526	0	0	0	0	1.371.526
407	01	01	00	Transferencias corrientes internas al sector privado	1.371.526	0	0	0	0	1.371.526
407	01	01	01	Pensiones del personal empleado, obrero y militar	267.180	0	0	0	0	267.180
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	601.156	0	0	0	0	601.156
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	89.060	0	0	0	0	89.060
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	71.248	0	0	0	0	71.248
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	200.385	0	0	0	0	200.385
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	142.497	0	0	0	0	142.497
407	02	00	00	Transferencias y donaciones corrientes al exterior	141.000	0	0	0	0	141.000
407	02	02	00	Donaciones corrientes al exterior	141.000	0	0	0	0	141.000
407	02	02	01	Donaciones corrientes a personas	141.000	0	0	0	0	141.000
				Totales	**77.659.821**	0	0	0	0	**77.659.821**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119825 390030000 ASESORAMIENTO A LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL PARA LA IMPLEMENTACIÓN DEL SISTEMA DE CONTROL INTERNO.

OBJETIVO DEL PROYECTO: PROMOVER LA TRANSPARENCIA, EFICIENCIA, EFICACIA Y CALIDAD DE LA GESTIÓN PÚBLICA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, ORIENTANDO EL FORTALECIMIENTO DE SU SISTEMA DE CONTROL INTERNO.

UNIDAD DE MEDIDA: CAPACITACIÓN

META: 8.240 **FEMENINO:** 4.944 **MASCULINO:** 3.296

RESPONSABLE/EJECUTOR: GERENCIA DE ASISTENCIA TÉCNICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.038.621**	**0**	**0**	**0**	**0**	**5.038.621**
401	01	00	00	Sueldos, salarios y otras retribuciones	726.153	0	0	0	0	726.153
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	726.153	0	0	0	0	726.153
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	361.498	0	0	0	0	361.498
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	361.498	0	0	0	0	361.498
401	03	00	00	Primas	647.902	0	0	0	0	647.902
401	03	02	00	Primas de transporte a empleados	96.000	0	0	0	0	96.000
401	03	04	00	Primas por hijos a empleados	33.600	0	0	0	0	33.600
401	03	08	00	Primas de profesionalización a empleados	139.147	0	0	0	0	139.147
401	03	09	00	Primas por antiguedad a empleados	110.704	0	0	0	0	110.704
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	139.935	0	0	0	0	139.935
401	03	97	00	Otras primas a empleados	128.516	0	0	0	0	128.516
401	04	00	00	Complementos de sueldos y salarios	567.000	0	0	0	0	567.000
401	04	08	00	Bono compensatorio de alimentación a empleados	567.000	0	0	0	0	567.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	833.756	0	0	0	0	833.756
401	05	01	00	Aguinaldos a empleados	578.396	0	0	0	0	578.396
401	05	03	00	Bono vacacional a empleados	255.360	0	0	0	0	255.360
401	06	00	00	Aportes patronales y legales	114.326	0	0	0	0	114.326
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	39.589	0	0	0	0	39.589
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	21.784	0	0	0	0	21.784
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	8.797	0	0	0	0	8.797
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	44.156	0	0	0	0	44.156
401	07	00	00	Asistencia socio-económica	1.630.974	0	0	0	0	1.630.974
401	07	02	00	Becas a empleados	21.600	0	0	0	0	21.600
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	441.562	0	0	0	0	441.562
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.000.000	0	0	0	0	1.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	75.000	0	0	0	0	75.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	17.812	0	0	0	0	17.812
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	75.000	0	0	0	0	75.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119825 390030000 ASESORAMIENTO A LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL PARA LA IMPLEMENTACIÓN DEL SISTEMA DE CONTROL INTERNO.

OBJETIVO DEL PROYECTO: PROMOVER LA TRANSPARENCIA, EFICIENCIA, EFICACIA Y CALIDAD DE LA GESTIÓN PÚBLICA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, ORIENTANDO EL FORTALECIMIENTO DE SU SISTEMA DE CONTROL INTERNO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 8.240 **FEMENINO:** 4.944 **MASCULINO:** 3.296

RESPONSABLE/EJECUTOR: GERENCIA DE ASISTENCIA TÉCNICA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	00	00	Prestaciones sociales e indemnizaciones	157.012	0	0	0	0	157.012
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	157.012	0	0	0	0	157.012
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**471.507**	**0**	**0**	**0**	**0**	**471.507**
402	05	00	00	Productos de papel, cartón e impresos	250.000	0	0	0	0	250.000
402	05	03	00	Productos de papel y cartón para oficina	75.000	0	0	0	0	75.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	175.000	0	0	0	0	175.000
402	06	00	00	Productos químicos y derivados	196.507	0	0	0	0	196.507
402	06	03	00	Tintas, pinturas y colorantes	196.507	0	0	0	0	196.507
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	25.000
402	10	06	00	Condecoraciones, ofrendas y similares	25.000	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**471.507**	**0**	**0**	**0**	**0**	**471.507**
403	01	00	00	Alquileres de inmuebles	150.000	0	0	0	0	150.000
403	01	01	00	Alquileres de edificios y locales	150.000	0	0	0	0	150.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	71.507	0	0	0	0	71.507
403	07	02	00	Imprenta y reproducción	71.507	0	0	0	0	71.507
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	50.000	0	0	0	0	50.000
403	08	01	00	Primas y gastos de seguros	50.000	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	150.000	0	0	0	0	150.000
403	09	01	00	Viáticos y pasajes dentro del país	150.000	0	0	0	0	150.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	50.000	0	0	0	0	50.000
403	10	11	00	Servicios para la elaboración y suministro de comida	50.000	0	0	0	0	50.000
				Totales	**5.981.635**	**0**	**0**	**0**	**0**	**5.981.635**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119825 390030000 ASESORAMIENTO A LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL PARA LA IMPLEMENTACIÓN DEL SISTEMA DE CONTROL INTERNO.

OBJETIVO DEL PROYECTO: PROMOVER LA TRANSPARENCIA, EFICIENCIA, EFICACIA Y CALIDAD DE LA GESTIÓN PÚBLICA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, ORIENTANDO EL FORTALECIMIENTO DE SU SISTEMA DE CONTROL INTERNO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 8.240 **FEMENINO:** 4.944 **MASCULINO:** 3.296

RESPONSABLE/EJECUTOR: GERENCIA DE ASISTENCIA TÉCNICA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119825 390030000 ASESORAMIENTO A LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL PARA LA IMPLEMENTACIÓN DEL SISTEMA DE CONTROL INTERNO.

OBJETIVO DEL PROYECTO: PROMOVER LA TRANSPARENCIA, EFICIENCIA, EFICACIA Y CALIDAD DE LA GESTIÓN PÚBLICA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, ORIENTANDO EL FORTALECIMIENTO DE SU SISTEMA DE CONTROL INTERNO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 8.240 **FEMENINO:** 4.944 **MASCULINO:** 3.296

RESPONSABLE/EJECUTOR: GERENCIA DE ASISTENCIA TÉCNICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 390030001 IMPLEMENTACIÓN DE LOS PROGRAMAS DE ASESORÍA Y CAPACITACIÓN TÉCNICA EN CONTROL INTERNO PARA LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: CURSO **META:** 192

RESPONSABLE/EJECUTOR: SUNAI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.038.621**	**0**	**0**	**0**	**0**	**5.038.621**
401	01	00	00	Sueldos, salarios y otras retribuciones	726.153	0	0	0	0	726.153
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	726.153	0	0	0	0	726.153
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	361.498	0	0	0	0	361.498
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	361.498	0	0	0	0	361.498
401	03	00	00	Primas	647.902	0	0	0	0	647.902
401	03	02	00	Primas de transporte a empleados	96.000	0	0	0	0	96.000
401	03	04	00	Primas por hijos a empleados	33.600	0	0	0	0	33.600
401	03	08	00	Primas de profesionalización a empleados	139.147	0	0	0	0	139.147
401	03	09	00	Primas por antigüedad a empleados	110.704	0	0	0	0	110.704
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	139.935	0	0	0	0	139.935
401	03	97	00	Otras primas a empleados	128.516	0	0	0	0	128.516
401	04	00	00	Complementos de sueldos y salarios	567.000	0	0	0	0	567.000
401	04	08	00	Bono compensatorio de alimentación a empleados	567.000	0	0	0	0	567.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	833.756	0	0	0	0	833.756
401	05	01	00	Aguinaldos a empleados	578.396	0	0	0	0	578.396
401	05	03	00	Bono vacacional a empleados	255.360	0	0	0	0	255.360
401	06	00	00	Aportes patronales y legales	114.326	0	0	0	0	114.326
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	39.589	0	0	0	0	39.589
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	21.784	0	0	0	0	21.784
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	8.797	0	0	0	0	8.797
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	44.156	0	0	0	0	44.156
401	07	00	00	Asistencia socio-económica	1.630.974	0	0	0	0	1.630.974
401	07	02	00	Becas a empleados	21.600	0	0	0	0	21.600
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	441.562	0	0	0	0	441.562

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119825 390030000 ASESORAMIENTO A LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL PARA LA IMPLEMENTACIÓN DEL SISTEMA DE CONTROL INTERNO.

OBJETIVO DEL PROYECTO: PROMOVER LA TRANSPARENCIA, EFICIENCIA, EFICACIA Y CALIDAD DE LA GESTIÓN PÚBLICA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, ORIENTANDO EL FORTALECIMIENTO DE SU SISTEMA DE CONTROL INTERNO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 8.240 **FEMENINO:** 4.944 **MASCULINO:** 3.296

RESPONSABLE/EJECUTOR: GERENCIA DE ASISTENCIA TÉCNICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 390030001 IMPLEMENTACIÓN DE LOS PROGRAMAS DE ASESORÍA Y CAPACITACIÓN TÉCNICA EN CONTROL INTERNO PARA LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: CURSO **META:** 192

RESPONSABLE/EJECUTOR: SUNAI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.000.000	0	0	0	0	1.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	75.000	0	0	0	0	75.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	17.812	0	0	0	0	17.812
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	75.000	0	0	0	0	75.000
401	08	00	00	Prestaciones sociales e indemnizaciones	157.012	0	0	0	0	157.012
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	157.012	0	0	0	0	157.012
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
402	05	00	00	Productos de papel, cartón e impresos	150.000	0	0	0	0	150.000
402	05	03	00	Productos de papel y cartón para oficina	75.000	0	0	0	0	75.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	75.000	0	0	0	0	75.000
402	06	00	00	Productos químicos y derivados	75.000	0	0	0	0	75.000
402	06	03	00	Tintas, pinturas y colorantes	75.000	0	0	0	0	75.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	25.000
402	10	06	00	Condecoraciones, ofrendas y similares	25.000	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
403	01	00	00	Alquileres de inmuebles	100.000	0	0	0	0	100.000
403	01	01	00	Alquileres de edificios y locales	100.000	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	100.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	50.000	0	0	0	0	50.000
403	10	11	00	Servicios para la elaboración y suministro de comida	50.000	0	0	0	0	50.000
				Totales	**5.538.621**	**0**	**0**	**0**	**0**	**5.538.621**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 119825 390030000 ASESORAMIENTO A LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL PARA LA IMPLEMENTACIÓN DEL SISTEMA DE CONTROL INTERNO.

OBJETIVO DEL PROYECTO: PROMOVER LA TRANSPARENCIA, EFICIENCIA, EFICACIA Y CALIDAD DE LA GESTIÓN PÚBLICA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, ORIENTANDO EL FORTALECIMIENTO DE SU SISTEMA DE CONTROL INTERNO.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 8.240 **FEMENINO:** 4.944 **MASCULINO:** 3.296

RESPONSABLE/EJECUTOR: GERENCIA DE ASISTENCIA TÉCNICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 390030002 DISEÑO Y ACTUALIZACIÓN DE LOS PROGRAMAS DE ASESORÍA Y CAPACITACIÓN EN MATERIA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: DISEÑO **META:** 3

RESPONSABLE/EJECUTOR: SUNAI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**221.507**	**0**	**0**	**0**	**0**	**221.507**
402	05	00	00	Productos de papel, cartón e impresos	100.000	0	0	0	0	100.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	100.000	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	121.507	0	0	0	0	121.507
402	06	03	00	Tintas, pinturas y colorantes	121.507	0	0	0	0	121.507
403	**00**	**00**	**00**	**Servicios no personales**	**221.507**	**0**	**0**	**0**	**0**	**221.507**
403	01	00	00	Alquileres de inmuebles	50.000	0	0	0	0	50.000
403	01	01	00	Alquileres de edificios y locales	50.000	0	0	0	0	50.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	71.507	0	0	0	0	71.507
403	07	02	00	Imprenta y reproducción	71.507	0	0	0	0	71.507
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	50.000	0	0	0	0	50.000
403	08	01	00	Primas y gastos de seguros	50.000	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	50.000
				Totales	**443.014**	**0**	**0**	**0**	**0**	**443.014**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119848 390031000 IMPULSO EN EL USO DE HERRAMIENTAS PARA EL CONTROL Y LA AUDITORÍA SOCIAL EN LA CIUDADANÍA.

OBJETIVO DEL PROYECTO: EMPODERAMIENTO DE LA CIUDADANÍA FACILITANDO HERRAMIENTAS PARA EJERCER EL CONTROL Y LA AUDITORÍA SOCIAL COMO MECANISMO DE PARTICIPACIÓN CIUDADANA Y ESTRATEGIA PARA GARANTIZAR LA EFICIENCIA Y TRANSPARENCIA EN LA GESTIÓN PÚBLICA Y EN LA GESTIÓN SOCIAL.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 62

RESPONSABLE/EJECUTOR: OFICINA DE PREVENCIÓN, ATENCIÓN A LA CIUDADANÍA Y AUDITORÍA SOCIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.200.477**	**0**	**0**	**0**	**0**	**3.200.477**
401	01	00	00	Sueldos, salarios y otras retribuciones	380.254	0	0	0	0	380.254
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	380.254	0	0	0	0	380.254
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	186.688	0	0	0	0	186.688
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	186.688	0	0	0	0	186.688
401	03	00	00	Primas	329.415	0	0	0	0	329.415
401	03	02	00	Primas de transporte a empleados	48.000	0	0	0	0	48.000
401	03	04	00	Primas por hijos a empleados	24.000	0	0	0	0	24.000
401	03	08	00	Primas de profesionalización a empleados	29.327	0	0	0	0	29.327
401	03	09	00	Primas por antigüedad a empleados	57.496	0	0	0	0	57.496
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	84.631	0	0	0	0	84.631
401	03	97	00	Otras primas a empleados	85.961	0	0	0	0	85.961
401	04	00	00	Complementos de sueldos y salarios	315.000	0	0	0	0	315.000
401	04	08	00	Bono compensatorio de alimentación a empleados	315.000	0	0	0	0	315.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	428.996	0	0	0	0	428.996
401	05	01	00	Aguinaldos a empleados	298.701	0	0	0	0	298.701
401	05	03	00	Bono vacacional a empleados	130.295	0	0	0	0	130.295
401	06	00	00	Aportes patronales y legales	59.517	0	0	0	0	59.517
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	20.731	0	0	0	0	20.731
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	11.407	0	0	0	0	11.407
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.606	0	0	0	0	4.606
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	22.773	0	0	0	0	22.773
401	07	00	00	Asistencia socio-económica	1.438.369	0	0	0	0	1.438.369
401	07	02	00	Becas a empleados	7.200	0	0	0	0	7.200
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	227.733	0	0	0	0	227.733
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.000.000	0	0	0	0	1.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	75.000	0	0	0	0	75.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	53.436	0	0	0	0	53.436
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	75.000	0	0	0	0	75.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119848 390031000 IMPULSO EN EL USO DE HERRAMIENTAS PARA EL CONTROL Y LA AUDITORÍA SOCIAL EN LA CIUDADANÍA.

OBJETIVO DEL PROYECTO: EMPODERAMIENTO DE LA CIUDADANÍA FACILITANDO HERRAMIENTAS PARA EJERCER EL CONTROL Y LA AUDITORÍA SOCIAL COMO MECANISMO DE PARTICIPACIÓN CIUDADANA Y ESTRATEGIA PARA GARANTIZAR LA EFICIENCIA Y TRANSPARENCIA EN LA GESTIÓN PÚBLICA Y EN LA GESTIÓN SOCIAL.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 62

RESPONSABLE/EJECUTOR: OFICINA DE PREVENCIÓN, ATENCIÓN A LA CIUDADANÍA Y AUDITORÍA SOCIAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	00	00	Prestaciones sociales e indemnizaciones	62.238	0	0	0	0	62.238
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	62.238	0	0	0	0	62.238
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**331.889**	**0**	**0**	**0**	**0**	**331.889**
402	01	00	00	Productos alimenticios y agropecuarios	30.000	0	0	0	0	30.000
402	01	01	00	Alimentos y bebidas para personas	30.000	0	0	0	0	30.000
402	05	00	00	Productos de papel, cartón e impresos	120.000	0	0	0	0	120.000
402	05	03	00	Productos de papel y cartón para oficina	71.000	0	0	0	0	71.000
402	05	06	00	Productos de papel y cartón para computación	30.000	0	0	0	0	30.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	19.000	0	0	0	0	19.000
402	06	00	00	Productos químicos y derivados	100.000	0	0	0	0	100.000
402	06	03	00	Tintas, pinturas y colorantes	100.000	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	81.889	0	0	0	0	81.889
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	30.000	0	0	0	0	30.000
402	10	06	00	Condecoraciones, ofrendas y similares	30.000	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	21.889	0	0	0	0	21.889
403	**00**	**00**	**00**	**Servicios no personales**	**331.890**	**0**	**0**	**0**	**0**	**331.890**
403	01	00	00	Alquileres de inmuebles	111.890	0	0	0	0	111.890
403	01	01	00	Alquileres de edificios y locales	111.890	0	0	0	0	111.890
403	04	00	00	Servicios básicos	60.000	0	0	0	0	60.000
403	04	04	00	Teléfonos	30.000	0	0	0	0	30.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	30.000	0	0	0	0	30.000
403	04	05	00	Servicio de comunicaciones	30.000	0	0	0	0	30.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	40.000	0	0	0	0	40.000
403	07	02	00	Imprenta y reproducción	40.000	0	0	0	0	40.000
403	09	00	00	Viáticos y pasajes	80.000	0	0	0	0	80.000
403	09	01	00	Viáticos y pasajes dentro del país	80.000	0	0	0	0	80.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	40.000	0	0	0	0	40.000
403	10	11	00	Servicios para la elaboración y suministro de comida	40.000	0	0	0	0	40.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**141.000**	**0**	**0**	**0**	**0**	**141.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	141.000	0	0	0	0	141.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119848 390031000 IMPULSO EN EL USO DE HERRAMIENTAS PARA EL CONTROL Y LA AUDITORÍA SOCIAL EN LA CIUDADANÍA.

OBJETIVO DEL PROYECTO: EMPODERAMIENTO DE LA CIUDADANÍA FACILITANDO HERRAMIENTAS PARA EJERCER EL CONTROL Y LA AUDITORÍA SOCIAL COMO MECANISMO DE PARTICIPACIÓN CIUDADANA Y ESTRATEGIA PARA GARANTIZAR LA EFICIENCIA Y TRANSPARENCIA EN LA GESTIÓN PÚBLICA Y EN LA GESTIÓN SOCIAL.

UNIDAD DE MEDIDA: ACTIVIDAD

META: 62

RESPONSABLE/EJECUTOR: OFICINA DE PREVENCIÓN, ATENCIÓN A LA CIUDADANÍA Y AUDITORÍA SOCIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	02	02	00	Donaciones corrientes al exterior	141.000	0	0	0	0	141.000
407	02	02	01	Donaciones corrientes a personas	141.000	0	0	0	0	141.000
				Totales	**4.005.256**	**0**	**0**	**0**	**0**	**4.005.256**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119848 390031000 IMPULSO EN EL USO DE HERRAMIENTAS PARA EL CONTROL Y LA AUDITORÍA SOCIAL EN LA CIUDADANÍA.

OBJETIVO DEL PROYECTO: EMPODERAMIENTO DE LA CIUDADANÍA FACILITANDO HERRAMIENTAS PARA EJERCER EL CONTROL Y LA AUDITORÍA SOCIAL COMO MECANISMO DE PARTICIPACIÓN CIUDADANA Y ESTRATEGIA PARA GARANTIZAR LA EFICIENCIA Y TRANSPARENCIA EN LA GESTIÓN PÚBLICA Y EN LA GESTIÓN SOCIAL.

UNIDAD DE MEDIDA: ACTIVIDAD

META: 62

PRESUPUESTO: 2016

RESPONSABLE/EJECUTOR: OFICINA DE PREVENCIÓN, ATENCIÓN A LA CIUDADANÍA Y AUDITORÍA SOCIAL

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119848 390031000 IMPULSO EN EL USO DE HERRAMIENTAS PARA EL CONTROL Y LA AUDITORÍA SOCIAL EN LA CIUDADANÍA.

OBJETIVO DEL PROYECTO: EMPODERAMIENTO DE LA CIUDADANÍA FACILITANDO HERRAMIENTAS PARA EJERCER EL CONTROL Y LA AUDITORÍA SOCIAL COMO MECANISMO DE PARTICIPACIÓN CIUDADANA Y ESTRATEGIA PARA GARANTIZAR LA EFICIENCIA Y TRANSPARENCIA EN LA GESTIÓN PÚBLICA Y EN LA GESTIÓN SOCIAL.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 62

RESPONSABLE/EJECUTOR: OFICINA DE PREVENCIÓN, ATENCIÓN A LA CIUDADANÍA Y AUDITORÍA SOCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 390031001 CAPACITACIÓN PARA BRINDAR A LA CIUDADANÍA HERRAMIENTAS PARA LA IMPLEMENTACIÓN DEL CONTROL Y LA AUDITORÍA SOCIAL COMO MEDIO DE PARTICIPACIÓN CIUDADANA.

UNIDAD DE MEDIDA: TALLER **META:** 20

RESPONSABLE/EJECUTOR: SUNAI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.200.477**	**0**	**0**	**0**	**0**	**3.200.477**
401	01	00	00	Sueldos, salarios y otras retribuciones	380.254	0	0	0	0	380.254
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	380.254	0	0	0	0	380.254
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	186.688	0	0	0	0	186.688
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	186.688	0	0	0	0	186.688
401	03	00	00	Primas	329.415	0	0	0	0	329.415
401	03	02	00	Primas de transporte a empleados	48.000	0	0	0	0	48.000
401	03	04	00	Primas por hijos a empleados	24.000	0	0	0	0	24.000
401	03	08	00	Primas de profesionalización a empleados	29.327	0	0	0	0	29.327
401	03	09	00	Primas por antigüedad a empleados	57.496	0	0	0	0	57.496
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	84.631	0	0	0	0	84.631
401	03	97	00	Otras primas a empleados	85.961	0	0	0	0	85.961
401	04	00	00	Complementos de sueldos y salarios	315.000	0	0	0	0	315.000
401	04	08	00	Bono compensatorio de alimentación a empleados	315.000	0	0	0	0	315.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	428.996	0	0	0	0	428.996
401	05	01	00	Aguinaldos a empleados	298.701	0	0	0	0	298.701
401	05	03	00	Bono vacacional a empleados	130.295	0	0	0	0	130.295
401	06	00	00	Aportes patronales y legales	59.517	0	0	0	0	59.517
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	20.731	0	0	0	0	20.731
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	11.407	0	0	0	0	11.407
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.606	0	0	0	0	4.606
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	22.773	0	0	0	0	22.773
401	07	00	00	Asistencia socio-económica	1.438.369	0	0	0	0	1.438.369
401	07	02	00	Becas a empleados	7.200	0	0	0	0	7.200
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	227.733	0	0	0	0	227.733

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119848 390031000 IMPULSO EN EL USO DE HERRAMIENTAS PARA EL CONTROL Y LA AUDITORÍA SOCIAL EN LA CIUDADANÍA.

OBJETIVO DEL PROYECTO: EMPODERAMIENTO DE LA CIUDADANÍA FACILITANDO HERRAMIENTAS PARA EJERCER EL CONTROL Y LA AUDITORÍA SOCIAL COMO MECANISMO DE PARTICIPACIÓN CIUDADANA Y ESTRATEGIA PARA GARANTIZAR LA EFICIENCIA Y TRANSPARENCIA EN LA GESTIÓN PÚBLICA Y EN LA GESTIÓN SOCIAL.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 62

RESPONSABLE/EJECUTOR: OFICINA DE PREVENCIÓN, ATENCIÓN A LA CIUDADANÍA Y AUDITORÍA SOCIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 390031001 CAPACITACIÓN PARA BRINDAR A LA CIUDADANÍA HERRAMIENTAS PARA LA IMPLEMENTACIÓN DEL CONTROL Y LA AUDITORÍA SOCIAL COMO MEDIO DE PARTICIPACIÓN CIUDADANA.

UNIDAD DE MEDIDA: TALLER **META:** 20

RESPONSABLE/EJECUTOR: SUNAI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.000.000	0	0	0	0	1.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	75.000	0	0	0	0	75.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	53.436	0	0	0	0	53.436
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	75.000	0	0	0	0	75.000
401	08	00	00	Prestaciones sociales e indemnizaciones	62.238	0	0	0	0	62.238
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	62.238	0	0	0	0	62.238
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**181.889**	**0**	**0**	**0**	**0**	**181.889**
402	05	00	00	Productos de papel, cartón e impresos	60.000	0	0	0	0	60.000
402	05	03	00	Productos de papel y cartón para oficina	41.000	0	0	0	0	41.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	19.000	0	0	0	0	19.000
402	06	00	00	Productos químicos y derivados	40.000	0	0	0	0	40.000
402	06	03	00	Tintas, pinturas y colorantes	40.000	0	0	0	0	40.000
402	10	00	00	Productos varios y útiles diversos	81.889	0	0	0	0	81.889
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	30.000	0	0	0	0	30.000
402	10	06	00	Condecoraciones, ofrendas y similares	30.000	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	21.889	0	0	0	0	21.889
403	**00**	**00**	**00**	**Servicios no personales**	**181.890**	**0**	**0**	**0**	**0**	**181.890**
403	01	00	00	Alquileres de inmuebles	71.890	0	0	0	0	71.890
403	01	01	00	Alquileres de edificios y locales	71.890	0	0	0	0	71.890
403	04	00	00	Servicios básicos	60.000	0	0	0	0	60.000
403	04	04	00	Teléfonos	30.000	0	0	0	0	30.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	30.000	0	0	0	0	30.000
403	04	05	00	Servicio de comunicaciones	30.000	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119848 390031000 IMPULSO EN EL USO DE HERRAMIENTAS PARA EL CONTROL Y LA AUDITORÍA SOCIAL EN LA CIUDADANÍA.

OBJETIVO DEL PROYECTO: EMPODERAMIENTO DE LA CIUDADANÍA FACILITANDO HERRAMIENTAS PARA EJERCER EL CONTROL Y LA AUDITORÍA SOCIAL COMO MECANISMO DE PARTICIPACIÓN CIUDADANA Y ESTRATEGIA PARA GARANTIZAR LA EFICIENCIA Y TRANSPARENCIA EN LA GESTIÓN PÚBLICA Y EN LA GESTIÓN SOCIAL.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 62

RESPONSABLE/EJECUTOR: OFICINA DE PREVENCIÓN, ATENCIÓN A LA CIUDADANÍA Y AUDITORÍA SOCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 390031001 CAPACITACIÓN PARA BRINDAR A LA CIUDADANÍA HERRAMIENTAS PARA LA IMPLEMENTACIÓN DEL CONTROL Y LA AUDITORÍA SOCIAL COMO MEDIO DE PARTICIPACIÓN CIUDADANA.

UNIDAD DE MEDIDA: TALLER **META:** 20

RESPONSABLE/EJECUTOR: SUNAI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**141.000**	**0**	**0**	**0**	**0**	**141.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	141.000	0	0	0	0	141.000
407	02	02	00	Donaciones corrientes al exterior	141.000	0	0	0	0	141.000
407	02	02	01	Donaciones corrientes a personas	141.000	0	0	0	0	141.000
				Totales	**3.705.256**	**0**	**0**	**0**	**0**	**3.705.256**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 119848 390031000 IMPULSO EN EL USO DE HERRAMIENTAS PARA EL CONTROL Y LA AUDITORÍA SOCIAL EN LA CIUDADANÍA.

OBJETIVO DEL PROYECTO: EMPODERAMIENTO DE LA CIUDADANÍA FACILITANDO HERRAMIENTAS PARA EJERCER EL CONTROL Y LA AUDITORÍA SOCIAL COMO MECANISMO DE PARTICIPACIÓN CIUDADANA Y ESTRATEGIA PARA GARANTIZAR LA EFICIENCIA Y TRANSPARENCIA EN LA GESTIÓN PÚBLICA Y EN LA GESTIÓN SOCIAL.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 62

RESPONSABLE/EJECUTOR: OFICINA DE PREVENCIÓN, ATENCIÓN A LA CIUDADANÍA Y AUDITORÍA SOCIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 390031002 ORIENTACIÓN A LAS PERSONAS EN MATERIA DE CONTROL Y AUDITORÍA SOCIAL, FOMENTANDO ASÍ LA PARTICIPACIÓN CIUDADANA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 10

RESPONSABLE/EJECUTOR: SUNAI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	30.000	0	0	0	0	30.000
402	01	01	00	Alimentos y bebidas para personas	30.000	0	0	0	0	30.000
402	05	00	00	Productos de papel, cartón e impresos	60.000	0	0	0	0	60.000
402	05	03	00	Productos de papel y cartón para oficina	30.000	0	0	0	0	30.000
402	05	06	00	Productos de papel y cartón para computación	30.000	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	60.000	0	0	0	0	60.000
402	06	03	00	Tintas, pinturas y colorantes	60.000	0	0	0	0	60.000
403	**00**	**00**	**00**	**Servicios no personales**	**150.000**	**0**	**0**	**0**	**0**	**150.000**
403	01	00	00	Alquileres de inmuebles	40.000	0	0	0	0	40.000
403	01	01	00	Alquileres de edificios y locales	40.000	0	0	0	0	40.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	40.000	0	0	0	0	40.000
403	07	02	00	Imprenta y reproducción	40.000	0	0	0	0	40.000
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	30.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	40.000	0	0	0	0	40.000
403	10	11	00	Servicios para la elaboración y suministro de comida	40.000	0	0	0	0	40.000
				Totales	**300.000**	**0**	**0**	**0**	**0**	**300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119844 390032000 FORTALECIMIENTO CON TECNOLOGÍA DE INFORMACIÓN EL ÁREA DE AUDITORÍA,CONTROL INTERNO Y UNIDADES DE APOYO DE LA SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA.

OBJETIVO DEL PROYECTO: MODERNIZACIÓN DE LA PLATAFORMA TECNOLÓGICA, DISEÑO, DESARROLLO E IMPLEMENTACIÓN DE SISTEMAS DE INFORMACIÓN EN MATERIA DE CONTROL INTERNO Y AUDITORÍA EN LA SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA CON EL FIN DE FORTALECER LOS MECANISMOS DE CONTROL INTERNO DE LA ADMINISTRACIÓN PÚBLICA

UNIDAD DE MEDIDA: SISTEMA

META: 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.173.151**	**0**	**0**	**0**	**0**	**4.173.151**
401	01	00	00	Sueldos, salarios y otras retribuciones	578.033	0	0	0	0	578.033
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	578.033	0	0	0	0	578.033
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	288.049	0	0	0	0	288.049
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	288.049	0	0	0	0	288.049
401	03	00	00	Primas	514.495	0	0	0	0	514.495
401	03	02	00	Primas de transporte a empleados	72.000	0	0	0	0	72.000
401	03	04	00	Primas por hijos a empleados	43.200	0	0	0	0	43.200
401	03	08	00	Primas de profesionalización a empleados	78.798	0	0	0	0	78.798
401	03	09	00	Primas por antigüedad a empleados	92.561	0	0	0	0	92.561
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	113.959	0	0	0	0	113.959
401	03	97	00	Otras primas a empleados	113.977	0	0	0	0	113.977
401	04	00	00	Complementos de sueldos y salarios	378.000	0	0	0	0	378.000
401	04	08	00	Bono compensatorio de alimentación a empleados	378.000	0	0	0	0	378.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	666.116	0	0	0	0	666.116
401	05	01	00	Aguinaldos a empleados	460.879	0	0	0	0	460.879
401	05	03	00	Bono vacacional a empleados	205.237	0	0	0	0	205.237
401	06	00	00	Aportes patronales y legales	91.029	0	0	0	0	91.029
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	31.513	0	0	0	0	31.513
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	17.341	0	0	0	0	17.341
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.003	0	0	0	0	7.003
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	35.172	0	0	0	0	35.172
401	07	00	00	Asistencia socio-económica	1.526.929	0	0	0	0	1.526.929
401	07	02	00	Becas a empleados	25.200	0	0	0	0	25.200
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	351.729	0	0	0	0	351.729
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.000.000	0	0	0	0	1.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	75.000	0	0	0	0	75.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	75.000	0	0	0	0	75.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119844 390032000 FORTALECIMIENTO CON TECNOLOGÍA DE INFORMACIÓN EL ÁREA DE AUDITORÍA,CONTROL INTERNO Y UNIDADES DE APOYO DE LA SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA.

OBJETIVO DEL PROYECTO: MODERNIZACIÓN DE LA PLATAFORMA TECNOLÓGICA, DISEÑO, DESARROLLO E IMPLEMENTACIÓN DE SISTEMAS DE INFORMACIÓN EN MATERIA DE CONTROL INTERNO Y AUDITORÍA EN LA SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA CON EL FIN DE FORTALECER LOS MECANISMOS DE CONTROL INTERNO DE LA ADMINISTRACIÓN PÚBLICA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	00	00	Prestaciones sociales e indemnizaciones	130.500	0	0	0	0	130.500
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	130.500	0	0	0	0	130.500
404	**00**	**00**	**00**	**Activos reales**	**803.022**	**0**	**0**	**0**	**0**	**803.022**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	803.022	0	0	0	0	803.022
404	09	02	00	Equipos de computación	803.022	0	0	0	0	803.022
				Totales	**4.976.173**	**0**	**0**	**0**	**0**	**4.976.173**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

39 - 21

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119844 390032000 FORTALECIMIENTO CON TECNOLOGÍA DE INFORMACIÓN EL ÁREA DE AUDITORÍA,CONTROL INTERNO Y UNIDADES DE APOYO DE LA SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA.

OBJETIVO DEL PROYECTO: MODERNIZACIÓN DE LA PLATAFORMA TECNOLÓGICA, DISEÑO, DESARROLLO E IMPLEMENTACIÓN DE SISTEMAS DE INFORMACIÓN EN MATERIA DE CONTROL INTERNO Y AUDITORÍA EN LA SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA CON EL FIN DE FORTALECER LOS MECANISMOS DE CONTROL INTERNO DE LA ADMINISTRACIÓN PÚBLICA

UNIDAD DE MEDIDA: SISTEMA

META: 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119844 390032000 FORTALECIMIENTO CON TECNOLOGÍA DE INFORMACIÓN EL ÁREA DE AUDITORÍA,CONTROL INTERNO Y UNIDADES DE APOYO DE LA SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA.

OBJETIVO DEL PROYECTO: MODERNIZACIÓN DE LA PLATAFORMA TECNOLÓGICA, DISEÑO, DESARROLLO E IMPLEMENTACIÓN DE SISTEMAS DE INFORMACIÓN EN MATERIA DE CONTROL INTERNO Y AUDITORÍA EN LA SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA CON EL FIN DE FORTALECER LOS MECANISMOS DE CONTROL INTERNO DE LA ADMINISTRACIÓN PÚBLICA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 390032001 MUDANZA, ACTUALIZACIÓN Y ADAPTACIÓN DEL CENTRO DE DATOS HACIA LA NUEVA SEDE.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: SUNAI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.173.151**	**0**	**0**	**0**	**0**	**4.173.151**
401	01	00	00	Sueldos, salarios y otras retribuciones	578.033	0	0	0	0	578.033
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	578.033	0	0	0	0	578.033
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	288.049	0	0	0	0	288.049
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	288.049	0	0	0	0	288.049
401	03	00	00	Primas	514.495	0	0	0	0	514.495
401	03	02	00	Primas de transporte a empleados	72.000	0	0	0	0	72.000
401	03	04	00	Primas por hijos a empleados	43.200	0	0	0	0	43.200
401	03	08	00	Primas de profesionalización a empleados	78.798	0	0	0	0	78.798
401	03	09	00	Primas por antigüedad a empleados	92.561	0	0	0	0	92.561
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	113.959	0	0	0	0	113.959
401	03	97	00	Otras primas a empleados	113.977	0	0	0	0	113.977
401	04	00	00	Complementos de sueldos y salarios	378.000	0	0	0	0	378.000
401	04	08	00	Bono compensatorio de alimentación a empleados	378.000	0	0	0	0	378.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	666.116	0	0	0	0	666.116
401	05	01	00	Aguinaldos a empleados	460.879	0	0	0	0	460.879
401	05	03	00	Bono vacacional a empleados	205.237	0	0	0	0	205.237
401	06	00	00	Aportes patronales y legales	91.029	0	0	0	0	91.029
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	31.513	0	0	0	0	31.513
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	17.341	0	0	0	0	17.341
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.003	0	0	0	0	7.003
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	35.172	0	0	0	0	35.172
401	07	00	00	Asistencia socio-económica	1.526.929	0	0	0	0	1.526.929
401	07	02	00	Becas a empleados	25.200	0	0	0	0	25.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119844 390032000 FORTALECIMIENTO CON TECNOLOGÍA DE INFORMACIÓN EL ÁREA DE AUDITORÍA,CONTROL INTERNO Y UNIDADES DE APOYO DE LA SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA.

OBJETIVO DEL PROYECTO: MODERNIZACIÓN DE LA PLATAFORMA TECNOLÓGICA, DISEÑO, DESARROLLO E IMPLEMENTACIÓN DE SISTEMAS DE INFORMACIÓN EN MATERIA DE CONTROL INTERNO Y AUDITORÍA EN LA SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA CON EL FIN DE FORTALECER LOS MECANISMOS DE CONTROL INTERNO DE LA ADMINISTRACIÓN PÚBLICA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 390032001 MUDANZA, ACTUALIZACIÓN Y ADAPTACIÓN DEL CENTRO DE DATOS HACIA LA NUEVA SEDE.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: SUNAI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	351.729	0	0	0	0	351.729
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.000.000	0	0	0	0	1.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	75.000	0	0	0	0	75.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	75.000	0	0	0	0	75.000
401	08	00	00	Prestaciones sociales e indemnizaciones	130.500	0	0	0	0	130.500
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	130.500	0	0	0	0	130.500
404	**00**	**00**	**00**	**Activos reales**	**500.000**	**0**	**0**	**0**	**0**	**500.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	500.000
404	09	02	00	Equipos de computación	500.000	0	0	0	0	500.000
				Totales	**4.673.151**	**0**	**0**	**0**	**0**	**4.673.151**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119844 390032000 FORTALECIMIENTO CON TECNOLOGÍA DE INFORMACIÓN EL ÁREA DE AUDITORÍA,CONTROL INTERNO Y UNIDADES DE APOYO DE LA SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA.

OBJETIVO DEL PROYECTO: MODERNIZACIÓN DE LA PLATAFORMA TECNOLÓGICA, DISEÑO, DESARROLLO E IMPLEMENTACIÓN DE SISTEMAS DE INFORMACIÓN EN MATERIA DE CONTROL INTERNO Y AUDITORÍA EN LA SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA CON EL FIN DE FORTALECER LOS MECANISMOS DE CONTROL INTERNO DE LA ADMINISTRACIÓN PÚBLICA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 390032002 ADQUISICIÓN, MODERNIZACIÓN Y DIGITALIZACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LA SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA. ANÁLISIS, DESARROLLO E IMPLEMENTACIÓN DE SISTEMAS INFORMÁTICOS PARA FORTALECER LAS DISTINTAS ÁREAS.

UNIDAD DE MEDIDA: IMPLANTACIÓN **META:** 1

RESPONSABLE/EJECUTOR: SUNAI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**303.022**	**0**	0	0	0	**303.022**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	303.022	0	0	0	0	303.022
404	09	02	00	Equipos de computación	303.022	0	0	0	0	303.022
				Totales	**303.022**	**0**	0	0	0	**303.022**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119838 390033000 FORTALECIMIENTO DE LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

OBJETIVO DEL PROYECTO: SEGUIMIENTO DE LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, ASÍ COMO DE AQUELLOS ORGANISMOS QUE NO POSEEN CONSTITUIDO EL RESPECTIVO ÓRGANO DE CONTROL FISCAL INTERNO, CON EL OBJETIVO DE CONTRIBUIR AL LOGRO DE LA EFICACIA, LA EFICIENCIA Y LA TRANSPARENCIA EN LAS ORGANIZACIONES PÚBLICAS, DESDE LA PERSPECTIVA DE ORIENTACION, ASESORÍA Y GUÍA A LAS MÁXIMAS AUTORIDADES JERÁRQUICAS QUE SE VERÁN REFLEJADAS EN LA TOMA DE DECISIONES.

UNIDAD DE MEDIDA: ASESORÍA **META:** 4.134

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**7.547.550**	**0**	**0**	**0**	**0**	**7.547.550**
401	01	00	00	Sueldos, salarios y otras retribuciones	966.056	0	0	0	0	966.056
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	966.056	0	0	0	0	966.056
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	480.871	0	0	0	0	480.871
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	480.871	0	0	0	0	480.871
401	03	00	00	Primas	858.695	0	0	0	0	858.695
401	03	02	00	Primas de transporte a empleados	144.000	0	0	0	0	144.000
401	03	04	00	Primas por hijos a empleados	62.400	0	0	0	0	62.400
401	03	08	00	Primas de profesionalización a empleados	172.949	0	0	0	0	172.949
401	03	09	00	Primas por antigüedad a empleados	161.123	0	0	0	0	161.123
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	150.390	0	0	0	0	150.390
401	03	97	00	Otras primas a empleados	167.833	0	0	0	0	167.833
401	04	00	00	Complementos de sueldos y salarios	819.000	0	0	0	0	819.000
401	04	08	00	Bono compensatorio de alimentación a empleados	819.000	0	0	0	0	819.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.109.844	0	0	0	0	1.109.844
401	05	01	00	Aguinaldos a empleados	769.395	0	0	0	0	769.395
401	05	03	00	Bono vacacional a empleados	340.449	0	0	0	0	340.449
401	06	00	00	Aportes patronales y legales	152.042	0	0	0	0	152.042
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	52.668	0	0	0	0	52.668
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	28.980	0	0	0	0	28.980
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	11.703	0	0	0	0	11.703
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	58.691	0	0	0	0	58.691
401	07	00	00	Asistencia socio-económica	2.944.331	0	0	0	0	2.944.331
401	07	02	00	Becas a empleados	39.600	0	0	0	0	39.600
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	586.919	0	0	0	0	586.919
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	2.000.000	0	0	0	0	2.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	150.000	0	0	0	0	150.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	17.812	0	0	0	0	17.812

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119838 390033000 FORTALECIMIENTO DE LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

OBJETIVO DEL PROYECTO: SEGUIMIENTO DE LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, ASÍ COMO DE AQUELLOS ORGANISMOS QUE NO POSEEN CONSTITUIDO EL RESPECTIVO ÓRGANO DE CONTROL FISCAL INTERNO, CON EL OBJETIVO DE CONTRIBUIR AL LOGRO DE LA EFICACIA, LA EFICIENCIA Y LA TRANSPARENCIA EN LAS ORGANIZACIONES PÚBLICAS, DESDE LA PERSPECTIVA DE ORIENTACIÓN, ASESORÍA Y GUÍA A LAS MÁXIMAS AUTORIDADES JERÁRQUICAS QUE SE VERÁN REFLEJADAS EN LA TOMA DE DECISIONES.

UNIDAD DE MEDIDA: ASESORÍA **META:** 4.134

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	150.000	0	0	0	0	150.000
401	08	00	00	Prestaciones sociales e indemnizaciones	216.711	0	0	0	0	216.711
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	216.711	0	0	0	0	216.711
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**692.478**	**0**	**0**	**0**	**0**	**692.478**
402	01	00	00	Productos alimenticios y agropecuarios	70.000	0	0	0	0	70.000
402	01	01	00	Alimentos y bebidas para personas	70.000	0	0	0	0	70.000
402	05	00	00	Productos de papel, cartón e impresos	220.000	0	0	0	0	220.000
402	05	03	00	Productos de papel y cartón para oficina	190.000	0	0	0	0	190.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	30.000	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	190.000	0	0	0	0	190.000
402	06	03	00	Tintas, pinturas y colorantes	190.000	0	0	0	0	190.000
402	10	00	00	Productos varios y útiles diversos	212.478	0	0	0	0	212.478
402	10	02	00	Materiales y útiles de limpieza y aseo	42.478	0	0	0	0	42.478
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	50.000	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	120.000	0	0	0	0	120.000
403	**00**	**00**	**00**	**Servicios no personales**	**400.000**	**0**	**0**	**0**	**0**	**400.000**
403	01	00	00	Alquileres de inmuebles	100.000	0	0	0	0	100.000
403	01	01	00	Alquileres de edificios y locales	100.000	0	0	0	0	100.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	100.000	0	0	0	0	100.000
403	08	01	00	Primas y gastos de seguros	100.000	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	200.000	0	0	0	0	200.000
403	09	01	00	Viáticos y pasajes dentro del país	200.000	0	0	0	0	200.000
				Totales	**8.640.028**	**0**	**0**	**0**	**0**	**8.640.028**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119838 390033000 FORTALECIMIENTO DE LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

OBJETIVO DEL PROYECTO: SEGUIMIENTO DE LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, ASÍ COMO DE AQUELLOS ORGANISMOS QUE NO POSEEN CONSTITUIDO EL RESPECTIVO ÓRGANO DE CONTROL FISCAL INTERNO, CON EL OBJETIVO DE CONTRIBUIR AL LOGRO DE LA EFICACIA, LA EFICIENCIA Y LA TRANSPARENCIA EN LAS ORGANIZACIONES PÚBLICAS, DESDE LA PERSPECTIVA DE ORIENTACIÓN, ASESORÍA Y GUÍA A LAS MÁXIMAS AUTORIDADES JERÁRQUICAS QUE SE VERÁN REFLEJADAS EN LA TOMA DE DECISIONES.

UNIDAD DE MEDIDA: ASESORÍA

META: 4.134

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119838 390033000 FORTALECIMIENTO DE LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

OBJETIVO DEL PROYECTO: SEGUIMIENTO DE LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, ASÍ COMO DE AQUELLOS ORGANISMOS QUE NO POSEEN CONSTITUIDO EL RESPECTIVO ÓRGANO DE CONTROL FISCAL INTERNO, CON EL OBJETIVO DE CONTRIBUIR AL LOGRO DE LA EFICACIA, LA EFICIENCIA Y LA TRANSPARENCIA EN LAS ORGANIZACIONES PÚBLICAS, DESDE LA PERSPECTIVA DE ORIENTACIÓN, ASESORÍA Y GUÍA A LAS MÁXIMAS AUTORIDADES JERÁRQUICAS QUE SE VERÁN REFLEJADAS EN LA TOMA DE DECISIONES.

UNIDAD DE MEDIDA: ASESORÍA **META:** 4.134

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 390033001 ORIENTACIÓN, COORDINACIÓN Y SEGUIMIENTO, DE LAS ACTIVIDADES EJECUTADAS POR LAS UNIDADES DE AUDITORÍA INTERNA DE LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: INFORME **META:** 2.490

RESPONSABLE/EJECUTOR: SUNAI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.002.021**	0	0	0	0	**5.002.021**
401	01	00	00	Sueldos, salarios y otras retribuciones	706.696	0	0	0	0	706.696
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	706.696	0	0	0	0	706.696
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	353.555	0	0	0	0	353.555
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	353.555	0	0	0	0	353.555
401	03	00	00	Primas	640.547	0	0	0	0	640.547
401	03	02	00	Primas de transporte a empleados	108.000	0	0	0	0	108.000
401	03	04	00	Primas por hijos a empleados	38.400	0	0	0	0	38.400
401	03	08	00	Primas de profesionalización a empleados	141.048	0	0	0	0	141.048
401	03	09	00	Primas por antigüedad a empleados	103.107	0	0	0	0	103.107
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	121.063	0	0	0	0	121.063
401	03	97	00	Otras primas a empleados	128.929	0	0	0	0	128.929
401	04	00	00	Complementos de sueldos y salarios	630.000	0	0	0	0	630.000
401	04	08	00	Bono compensatorio de alimentación a empleados	630.000	0	0	0	0	630.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	807.576	0	0	0	0	807.576
401	05	01	00	Aguinaldos a empleados	565.689	0	0	0	0	565.689
401	05	03	00	Bono vacacional a empleados	241.887	0	0	0	0	241.887
401	06	00	00	Aportes patronales y legales	111.385	0	0	0	0	111.385
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	38.528	0	0	0	0	38.528
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	21.200	0	0	0	0	21.200
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	8.561	0	0	0	0	8.561
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	43.096	0	0	0	0	43.096
401	07	00	00	Asistencia socio-económica	1.623.976	0	0	0	0	1.623.976
401	07	02	00	Becas a empleados	25.200	0	0	0	0	25.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119838 390033000 FORTALECIMIENTO DE LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

OBJETIVO DEL PROYECTO: SEGUIMIENTO DE LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PUBLICA NACIONAL, ASÍ COMO DE AQUELLOS ORGANISMOS QUE NO POSEEN CONSTITUIDO EL RESPECTIVO ÓRGANO DE CONTROL FISCAL INTERNO, CON EL OBJETIVO DE CONTRIBUIR AL LOGRO DE LA EFICACIA, LA EFICIENCIA Y LA TRANSPARENCIA EN LAS ORGANIZACIONES PÚBLICAS, DESDE LA PERSPECTIVA DE ORIENTACIÓN, ASESORÍA Y GUÍA A LAS MÁXIMAS AUTORIDADES JERÁRQUICAS QUE SE VERÁN REFLEJADAS EN LA TOMA DE DECISIONES.

UNIDAD DE MEDIDA: ASESORÍA **META:** 4.134

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 390033001 ORIENTACIÓN, COORDINACIÓN Y SEGUIMIENTO, DE LAS ACTIVIDADES EJECUTADAS POR LAS UNIDADES DE AUDITORÍA INTERNA DE LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: INFORME **META:** 2.490

RESPONSABLE/EJECUTOR: SUNAI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	430.964	0	0	0	0	430.964
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.000.000	0	0	0	0	1.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	75.000	0	0	0	0	75.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	17.812	0	0	0	0	17.812
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	75.000	0	0	0	0	75.000
401	08	00	00	Prestaciones sociales e indemnizaciones	128.286	0	0	0	0	128.286
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	128.286	0	0	0	0	128.286
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**292.478**	**0**	**0**	**0**	**0**	**292.478**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	80.000	0	0	0	0	80.000
402	05	03	00	Productos de papel y cartón para oficina	50.000	0	0	0	0	50.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	30.000	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	50.000	0	0	0	0	50.000
402	06	03	00	Tintas, pinturas y colorantes	50.000	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	142.478	0	0	0	0	142.478
402	10	02	00	Materiales y útiles de limpieza y aseo	42.478	0	0	0	0	42.478
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	50.000	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	50.000	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**100.000**	**0**	**0**	**0**	**0**	**100.000**
403	01	00	00	Alquileres de inmuebles	25.000	0	0	0	0	25.000
403	01	01	00	Alquileres de edificios y locales	25.000	0	0	0	0	25.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	25.000	0	0	0	0	25.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 119838 390033000 FORTALECIMIENTO DE LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

OBJETIVO DEL PROYECTO: SEGUIMIENTO DE LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, ASÍ COMO DE AQUELLOS ORGANISMOS QUE NO POSEEN CONSTITUIDO EL RESPECTIVO ÓRGANO DE CONTROL FISCAL INTERNO, CON EL OBJETIVO DE CONTRIBUIR AL LOGRO DE LA EFICACIA, LA EFICIENCIA Y LA TRANSPARENCIA EN LAS ORGANIZACIONES PÚBLICAS, DESDE LA PERSPECTIVA DE ORIENTACIÓN, ASESORÍA Y GUÍA A LAS MÁXIMAS AUTORIDADES JERÁRQUICAS QUE SE VERÁN REFLEJADAS EN LA TOMA DE DECISIONES.

UNIDAD DE MEDIDA: ASESORÍA **META:** 4.134

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 390033001 ORIENTACIÓN, COORDINACIÓN Y SEGUIMIENTO, DE LAS ACTIVIDADES EJECUTADAS POR LAS UNIDADES DE AUDITORÍA INTERNA DE LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: INFORME **META:** 2.490

RESPONSABLE/EJECUTOR: SUNAI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	**Otras Fuentes**	TOTAL
403	08	01	00	Primas y gastos de seguros	25.000	0	0	0	0	25.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	50.000
				Totales	**5.394.499**	**0**	**0**	**0**	**0**	**5.394.499**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119838 390033000 FORTALECIMIENTO DE LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

OBJETIVO DEL PROYECTO: SEGUIMIENTO DE LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, ASÍ COMO DE AQUELLOS ORGANISMOS QUE NO POSEEN CONSTITUIDO EL RESPECTIVO ÓRGANO DE CONTROL FISCAL INTERNO, CON EL OBJETIVO DE CONTRIBUIR AL LOGRO DE LA EFICACIA, LA EFICIENCIA Y LA TRANSPARENCIA EN LAS ORGANIZACIONES PÚBLICAS, DESDE LA PERSPECTIVA DE ORIENTACION, ASESORÍA Y GUÍA A LAS MÁXIMAS AUTORIDADES JERÁRQUICAS QUE SE VERÁN REFLEJADAS EN LA TOMA DE DECISIONES.

UNIDAD DE MEDIDA: ASESORÍA **META:** 4.134

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 390033002 PROMOCIÓN, ORIENTACIÓN Y PARTICIPACIÓN EN LOS CONCURSOS PARA LA PROVISIÓN DEL TITULAR DE LA UNIDAD DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: ASESORÍA **META:** 60

RESPONSABLE/EJECUTOR: SUNAI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.545.529**	**0**	**0**	**0**	**0**	**2.545.529**
401	01	00	00	Sueldos, salarios y otras retribuciones	259.360	0	0	0	0	259.360
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	259.360	0	0	0	0	259.360
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	127.316	0	0	0	0	127.316
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	127.316	0	0	0	0	127.316
401	03	00	00	Primas	218.148	0	0	0	0	218.148
401	03	02	00	Primas de transporte a empleados	36.000	0	0	0	0	36.000
401	03	04	00	Primas por hijos a empleados	24.000	0	0	0	0	24.000
401	03	08	00	Primas de profesionalización a empleados	31.901	0	0	0	0	31.901
401	03	09	00	Primas por antiguedad a empleados	58.016	0	0	0	0	58.016
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	29.327	0	0	0	0	29.327
401	03	97	00	Otras primas a empleados	38.904	0	0	0	0	38.904
401	04	00	00	Complementos de sueldos y salarios	189.000	0	0	0	0	189.000
401	04	08	00	Bono compensatorio de alimentación a empleados	189.000	0	0	0	0	189.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	302.268	0	0	0	0	302.268
401	05	01	00	Aguinaldos a empleados	203.706	0	0	0	0	203.706
401	05	03	00	Bono vacacional a empleados	98.562	0	0	0	0	98.562
401	06	00	00	Aportes patronales y legales	40.657	0	0	0	0	40.657
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	14.140	0	0	0	0	14.140
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	7.780	0	0	0	0	7.780
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	3.142	0	0	0	0	3.142
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	15.595	0	0	0	0	15.595
401	07	00	00	Asistencia socio-económica	1.320.355	0	0	0	0	1.320.355
401	07	02	00	Becas a empleados	14.400	0	0	0	0	14.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119838 390033000 FORTALECIMIENTO DE LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

OBJETIVO DEL PROYECTO: SEGUIMIENTO DE LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, ASÍ COMO DE AQUELLOS ORGANISMOS QUE NO POSEEN CONSTITUIDO EL RESPECTIVO ÓRGANO DE CONTROL FISCAL INTERNO, CON EL OBJETIVO DE CONTRIBUIR AL LOGRO DE LA EFICACIA, LA EFICIENCIA Y LA TRANSPARENCIA EN LAS ORGANIZACIONES PÚBLICAS, DESDE LA PERSPECTIVA DE ORIENTACIÓN, ASESORÍA Y GUÍA A LAS MÁXIMAS AUTORIDADES JERÁRQUICAS QUE SE VERÁN REFLEJADAS EN LA TOMA DE DECISIONES.

UNIDAD DE MEDIDA: ASESORÍA **META:** 4.134

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 390033002 PROMOCIÓN, ORIENTACIÓN Y PARTICIPACIÓN EN LOS CONCURSOS PARA LA PROVISIÓN DEL TITULAR DE LA UNIDAD DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: ASESORÍA **META:** 60

RESPONSABLE/EJECUTOR: SUNAI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	155.955	0	0	0	0	155.955
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.000.000	0	0	0	0	1.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	75.000	0	0	0	0	75.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	75.000	0	0	0	0	75.000
401	08	00	00	Prestaciones sociales e indemnizaciones	88.425	0	0	0	0	88.425
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	88.425	0	0	0	0	88.425
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**200.000**	**0**	**0**	**0**	**0**	**200.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	60.000	0	0	0	0	60.000
402	05	03	00	Productos de papel y cartón para oficina	60.000	0	0	0	0	60.000
402	06	00	00	Productos químicos y derivados	50.000	0	0	0	0	50.000
402	06	03	00	Tintas, pinturas y colorantes	50.000	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	40.000	0	0	0	0	40.000
402	10	08	00	Materiales para equipos de computación	40.000	0	0	0	0	40.000
403	**00**	**00**	**00**	**Servicios no personales**	**100.000**	**0**	**0**	**0**	**0**	**100.000**
403	01	00	00	Alquileres de inmuebles	25.000	0	0	0	0	25.000
403	01	01	00	Alquileres de edificios y locales	25.000	0	0	0	0	25.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	25.000	0	0	0	0	25.000
403	08	01	00	Primas y gastos de seguros	25.000	0	0	0	0	25.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	50.000
				Totales	**2.845.529**	**0**	**0**	**0**	**0**	**2.845.529**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119838 390033000 FORTALECIMIENTO DE LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

OBJETIVO DEL PROYECTO: SEGUIMIENTO DE LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, ASÍ COMO DE AQUELLOS ORGANISMOS QUE NO POSEEN CONSTITUIDO EL RESPECTIVO ÓRGANO DE CONTROL FISCAL INTERNO, CON EL OBJETIVO DE CONTRIBUIR AL LOGRO DE LA EFICACIA, LA EFICIENCIA Y LA TRANSPARENCIA EN LAS ORGANIZACIONES PÚBLICAS, DESDE LA PERSPECTIVA DE ORIENTACION, ASESORÍA Y GUÍA A LAS MÁXIMAS AUTORIDADES JERÁRQUICAS QUE SE VERÁN REFLEJADAS EN LA TOMA DE DECISIONES.

UNIDAD DE MEDIDA: ASESORÍA **META:** 4.134

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 390033003 CAPTACIÓN DE UNIDADES DE AUDITORÍA INTERNA CONSTITUIDAS EN ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL QUE NO REPORTAN INFORMACIÓN A LA SUPERINTENDENCIA NACIONAL DE AUDITORÍA.

UNIDAD DE MEDIDA: INFORME **META:** 15

RESPONSABLE/EJECUTOR: SUNAI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**100.000**	**0**	**0**	**0**	**0**	**100.000**
402	05	00	00	Productos de papel, cartón e impresos	50.000	0	0	0	0	50.000
402	05	03	00	Productos de papel y cartón para oficina	50.000	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	50.000	0	0	0	0	50.000
402	06	03	00	Tintas, pinturas y colorantes	50.000	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**100.000**	**0**	**0**	**0**	**0**	**100.000**
403	01	00	00	Alquileres de inmuebles	25.000	0	0	0	0	25.000
403	01	01	00	Alquileres de edificios y locales	25.000	0	0	0	0	25.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	25.000	0	0	0	0	25.000
403	08	01	00	Primas y gastos de seguros	25.000	0	0	0	0	25.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	50.000
				Totales	**200.000**	**0**	**0**	**0**	**0**	**200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 119838 390033000 FORTALECIMIENTO DE LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

OBJETIVO DEL PROYECTO: SEGUIMIENTO DE LAS UNIDADES DE AUDITORÍA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, ASÍ COMO DE AQUELLOS ORGANISMOS QUE NO POSEEN CONSTITUIDO EL RESPECTIVO ÓRGANO DE CONTROL FISCAL INTERNO, CON EL OBJETIVO DE CONTRIBUIR AL LOGRO DE LA EFICACIA, LA EFICIENCIA Y LA TRANSPARENCIA EN LAS ORGANIZACIONES PÚBLICAS, DESDE LA PERSPECTIVA DE ORIENTACIÓN, ASESORÍA Y GUÍA A LAS MÁXIMAS AUTORIDADES JERÁRQUICAS QUE SE VERÁN REFLEJADAS EN LA TOMA DE DECISIONES.

UNIDAD DE MEDIDA: ASESORÍA **META:** 4.134

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 390033004 CAPTACIÓN DE INSTITUCIONES PÚBLICAS QUE NO POSEEN LA UNIDAD DE AUDITORÍA INTERNA CONSTITUIDA.

UNIDAD DE MEDIDA: INFORME **META:** 20

RESPONSABLE/EJECUTOR: SUNAI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**100.000**	**0**	**0**	**0**	**0**	**100.000**
402	05	00	00	Productos de papel, cartón e impresos	30.000	0	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	30.000	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	40.000	0	0	0	0	40.000
402	06	03	00	Tintas, pinturas y colorantes	40.000	0	0	0	0	40.000
402	10	00	00	Productos varios y útiles diversos	30.000	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	30.000	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**100.000**	**0**	**0**	**0**	**0**	**100.000**
403	01	00	00	Alquileres de inmuebles	25.000	0	0	0	0	25.000
403	01	01	00	Alquileres de edificios y locales	25.000	0	0	0	0	25.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	25.000	0	0	0	0	25.000
403	08	01	00	Primas y gastos de seguros	25.000	0	0	0	0	25.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	50.000
				Totales	**200.000**	**0**	**0**	**0**	**0**	**200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119837 390034000 ACTUACIONES DE CONTROL EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

OBJETIVO DEL PROYECTO: REALIZAR ACTUACIONES DE CONTROL EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL A LOS FINES DE FORTALECER EL SISTEMA DE CONTROL INTERNO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 56

RESPONSABLE/EJECUTOR: GERENCIA DE EVALUACIÓN DEL SISTEMA DE CONTROL INTERNO **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**960.815**	**0**	**0**	**0**	**0**	**960.815**
401	01	00	00	Sueldos, salarios y otras retribuciones	47.690	0	0	0	0	47.690
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	47.690	0	0	0	0	47.690
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	35.318	0	0	0	0	35.318
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	35.318	0	0	0	0	35.318
401	03	00	00	Primas	84.073	0	0	0	0	84.073
401	03	02	00	Primas de transporte a empleados	12.000	0	0	0	0	12.000
401	03	04	00	Primas por hijos a empleados	4.800	0	0	0	0	4.800
401	03	08	00	Primas de profesionalización a empleados	20.018	0	0	0	0	20.018
401	03	09	00	Primas por antigüedad a empleados	11.603	0	0	0	0	11.603
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	20.948	0	0	0	0	20.948
401	03	97	00	Otras primas a empleados	14.704	0	0	0	0	14.704
401	04	00	00	Complementos de sueldos y salarios	63.000	0	0	0	0	63.000
401	04	08	00	Bono compensatorio de alimentación a empleados	63.000	0	0	0	0	63.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	84.903	0	0	0	0	84.903
401	05	01	00	Aguinaldos a empleados	55.513	0	0	0	0	55.513
401	05	03	00	Bono vacacional a empleados	29.390	0	0	0	0	29.390
401	06	00	00	Aportes patronales y legales	8.941	0	0	0	0	8.941
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.600	0	0	0	0	2.600
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.430	0	0	0	0	1.430
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	578	0	0	0	0	578
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	4.333	0	0	0	0	4.333
401	07	00	00	Asistencia socio-económica	621.932	0	0	0	0	621.932
401	07	02	00	Becas a empleados	3.600	0	0	0	0	3.600
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	43.332	0	0	0	0	43.332
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	500.000	0	0	0	0	500.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	37.500	0	0	0	0	37.500
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	37.500	0	0	0	0	37.500
401	08	00	00	Prestaciones sociales e indemnizaciones	14.958	0	0	0	0	14.958

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119837 390034000 ACTUACIONES DE CONTROL EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

OBJETIVO DEL PROYECTO: REALIZAR ACTUACIONES DE CONTROL EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL A LOS FINES DE FORTALECER EL SISTEMA DE CONTROL INTERNO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 56

RESPONSABLE/EJECUTOR: GERENCIA DE EVALUACIÓN DEL SISTEMA DE CONTROL INTERNO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	14.958	0	0	0	0	14.958
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**429.649**	0	0	0	0	**429.649**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	169.649	0	0	0	0	169.649
402	05	01	00	Pulpa de madera, papel y cartón	30.000	0	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	139.649	0	0	0	0	139.649
402	06	00	00	Productos químicos y derivados	120.000	0	0	0	0	120.000
402	06	03	00	Tintas, pinturas y colorantes	120.000	0	0	0	0	120.000
402	10	00	00	Productos varios y útiles diversos	120.000	0	0	0	0	120.000
402	10	02	00	Materiales y útiles de limpieza y aseo	20.000	0	0	0	0	20.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	70.000	0	0	0	0	70.000
402	10	06	00	Condecoraciones, ofrendas y similares	20.000	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**300.000**	0	0	0	0	**300.000**
403	01	00	00	Alquileres de inmuebles	75.000	0	0	0	0	75.000
403	01	01	00	Alquileres de edificios y locales	75.000	0	0	0	0	75.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	50.000	0	0	0	0	50.000
403	08	01	00	Primas y gastos de seguros	50.000	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	150.000	0	0	0	0	150.000
403	09	01	00	Viáticos y pasajes dentro del país	150.000	0	0	0	0	150.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	25.000	0	0	0	0	25.000
403	10	11	00	Servicios para la elaboración y suministro de comida	25.000	0	0	0	0	25.000
				Totales	**1.690.464**	0	0	0	0	1.690.464

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119837 390034000 ACTUACIONES DE CONTROL EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

OBJETIVO DEL PROYECTO: REALIZAR ACTUACIONES DE CONTROL EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL A LOS FINES DE FORTALECER EL SISTEMA DE CONTROL INTERNO.

UNIDAD DE MEDIDA: ACTUACIÓN

META: 56

RESPONSABLE/EJECUTOR: GERENCIA DE EVALUACIÓN DEL SISTEMA DE CONTROL INTERNO

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119837 390034000 ACTUACIONES DE CONTROL EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

OBJETIVO DEL PROYECTO: REALIZAR ACTUACIONES DE CONTROL EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL A LOS FINES DE FORTALECER EL SISTEMA DE CONTROL INTERNO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 56

RESPONSABLE/EJECUTOR: GERENCIA DE EVALUACIÓN DEL SISTEMA DE CONTROL INTERNO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 390034001 DISEÑO DE PLANES DE AUDITORÍAS ESPECIALES Y ACTUACIONES DE CONTROL EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: SUNAI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**960.815**	**0**	**0**	**0**	**0**	**960.815**
401	01	00	00	Sueldos, salarios y otras retribuciones	47.690	0	0	0	0	47.690
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	47.690	0	0	0	0	47.690
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	35.318	0	0	0	0	35.318
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	35.318	0	0	0	0	35.318
401	03	00	00	Primas	84.073	0	0	0	0	84.073
401	03	02	00	Primas de transporte a empleados	12.000	0	0	0	0	12.000
401	03	04	00	Primas por hijos a empleados	4.800	0	0	0	0	4.800
401	03	08	00	Primas de profesionalización a empleados	20.018	0	0	0	0	20.018
401	03	09	00	Primas por antiguedad a empleados	11.603	0	0	0	0	11.603
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	20.948	0	0	0	0	20.948
401	03	97	00	Otras primas a empleados	14.704	0	0	0	0	14.704
401	04	00	00	Complementos de sueldos y salarios	63.000	0	0	0	0	63.000
401	04	08	00	Bono compensatorio de alimentación a empleados	63.000	0	0	0	0	63.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	84.903	0	0	0	0	84.903
401	05	01	00	Aguinaldos a empleados	55.513	0	0	0	0	55.513
401	05	03	00	Bono vacacional a empleados	29.390	0	0	0	0	29.390
401	06	00	00	Aportes patronales y legales	8.941	0	0	0	0	8.941
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.600	0	0	0	0	2.600
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.430	0	0	0	0	1.430
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	578	0	0	0	0	578
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	4.333	0	0	0	0	4.333
401	07	00	00	Asistencia socio-económica	621.932	0	0	0	0	621.932
401	07	02	00	Becas a empleados	3.600	0	0	0	0	3.600
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	43.332	0	0	0	0	43.332

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119837 390034000 ACTUACIONES DE CONTROL EN LOS ORGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

OBJETIVO DEL PROYECTO: REALIZAR ACTUACIONES DE CONTROL EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL A LOS FINES DE FORTALECER EL SISTEMA DE CONTROL INTERNO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 56

RESPONSABLE/EJECUTOR: GERENCIA DE EVALUACIÓN DEL SISTEMA DE CONTROL INTERNO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 390034001 DISEÑO DE PLANES DE AUDITORÍAS ESPECIALES Y ACTUACIONES DE CONTROL EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: SUNAI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	500.000	0	0	0	0	500.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	37.500	0	0	0	0	37.500
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	37.500	0	0	0	0	37.500
401	08	00	00	Prestaciones sociales e indemnizaciones	14.958	0	0	0	0	14.958
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	14.958	0	0	0	0	14.958
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**229.649**	**0**	**0**	**0**	**0**	**229.649**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	109.649	0	0	0	0	109.649
402	05	01	00	Pulpa de madera, papel y cartón	30.000	0	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	79.649	0	0	0	0	79.649
402	06	00	00	Productos químicos y derivados	50.000	0	0	0	0	50.000
402	06	03	00	Tintas, pinturas y colorantes	50.000	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	50.000	0	0	0	0	50.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	50.000	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**100.000**	**0**	**0**	**0**	**0**	**100.000**
403	01	00	00	Alquileres de inmuebles	25.000	0	0	0	0	25.000
403	01	01	00	Alquileres de edificios y locales	25.000	0	0	0	0	25.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	25.000	0	0	0	0	25.000
403	08	01	00	Primas y gastos de seguros	25.000	0	0	0	0	25.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	50.000
				Totales	**1.290.464**	**0**	**0**	**0**	**0**	**1.290.464**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 119837 390034000 ACTUACIONES DE CONTROL EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

OBJETIVO DEL PROYECTO: REALIZAR ACTUACIONES DE CONTROL EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL A LOS FINES DE FORTALECER EL SISTEMA DE CONTROL INTERNO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 56

RESPONSABLE/EJECUTOR: GERENCIA DE EVALUACIÓN DEL SISTEMA DE CONTROL INTERNO **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 390034002 EVALUACIÓN DE ACTUACIONES DE CONTROL EN LOS ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: INFORME **META:** 30

RESPONSABLE/EJECUTOR: SUNAI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**100.000**	**0**	**0**	**0**	**0**	**100.000**
402	05	00	00	Productos de papel, cartón e impresos	30.000	0	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	30.000	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	30.000	0	0	0	0	30.000
402	06	03	00	Tintas, pinturas y colorantes	30.000	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	40.000	0	0	0	0	40.000
402	10	02	00	Materiales y útiles de limpieza y aseo	20.000	0	0	0	0	20.000
402	10	06	00	Condecoraciones, ofrendas y similares	20.000	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**100.000**	**0**	**0**	**0**	**0**	**100.000**
403	01	00	00	Alquileres de inmuebles	25.000	0	0	0	0	25.000
403	01	01	00	Alquileres de edificios y locales	25.000	0	0	0	0	25.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	50.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	25.000	0	0	0	0	25.000
403	10	11	00	Servicios para la elaboración y suministro de comida	25.000	0	0	0	0	25.000
				Totales	**200.000**	**0**	**0**	**0**	**0**	**200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 119837 390034000 ACTUACIONES DE CONTROL EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

OBJETIVO DEL PROYECTO: REALIZAR ACTUACIONES DE CONTROL EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL A LOS FINES DE FORTALECER EL SISTEMA DE CONTROL INTERNO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 56

RESPONSABLE/EJECUTOR: GERENCIA DE EVALUACIÓN DEL SISTEMA DE CONTROL INTERNO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 390034003 SEGUIMIENTO DE LAS AUDITORÍAS ESPECIALES Y ACTUACIONES DE CONTROL EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: SUNAI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**100.000**	**0**	**0**	**0**	**0**	**100.000**
402	05	00	00	Productos de papel, cartón e impresos	30.000	0	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	30.000	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	40.000	0	0	0	0	40.000
402	06	03	00	Tintas, pinturas y colorantes	40.000	0	0	0	0	40.000
402	10	00	00	Productos varios y útiles diversos	30.000	0	0	0	0	30.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.000	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**100.000**	**0**	**0**	**0**	**0**	**100.000**
403	01	00	00	Alquileres de inmuebles	25.000	0	0	0	0	25.000
403	01	01	00	Alquileres de edificios y locales	25.000	0	0	0	0	25.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	25.000	0	0	0	0	25.000
403	08	01	00	Primas y gastos de seguros	25.000	0	0	0	0	25.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	50.000
				Totales	**200.000**	**0**	**0**	**0**	**0**	**200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 129377 390035000 REALIZAR SEGUIMIENTO DE LAS POLÍTICAS PÚBLICAS A LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL Y VIGILAR SU CORRECTA APLICACIÓN.

OBJETIVO DEL PROYECTO: REALIZAR SEGUIMIENTO, DIFUSIÓN, PROMOCIÓN Y VIGILANCIA A POLÍTICAS DICTADAS POR ÓRGANOS RECTORES DE LOS SISTEMAS DE ADMINISTRACIÓN FINANCIERA DEL SECTOR PÚBLICO NACIONAL, PROMOVIENDO UN CLIMA FAVORABLE AL LOGRO DE LOS OBJETIVOS DEL PLAN DE LA PATRIA.

UNIDAD DE MEDIDA: ASESORÍA **META:** 24

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**960.815**	0	0	0	0	**960.815**
401	01	00	00	Sueldos, salarios y otras retribuciones	47.690	0	0	0	0	47.690
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	47.690	0	0	0	0	47.690
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	35.318	0	0	0	0	35.318
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	35.318	0	0	0	0	35.318
401	03	00	00	Primas	84.073	0	0	0	0	84.073
401	03	02	00	Primas de transporte a empleados	12.000	0	0	0	0	12.000
401	03	04	00	Primas por hijos a empleados	4.800	0	0	0	0	4.800
401	03	08	00	Primas de profesionalización a empleados	20.018	0	0	0	0	20.018
401	03	09	00	Primas por antigüedad a empleados	11.603	0	0	0	0	11.603
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	20.948	0	0	0	0	20.948
401	03	97	00	Otras primas a empleados	14.704	0	0	0	0	14.704
401	04	00	00	Complementos de sueldos y salarios	63.000	0	0	0	0	63.000
401	04	08	00	Bono compensatorio de alimentación a empleados	63.000	0	0	0	0	63.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	84.903	0	0	0	0	84.903
401	05	01	00	Aguinaldos a empleados	55.513	0	0	0	0	55.513
401	05	03	00	Bono vacacional a empleados	29.390	0	0	0	0	29.390
401	06	00	00	Aportes patronales y legales	8.941	0	0	0	0	8.941
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.600	0	0	0	0	2.600
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.430	0	0	0	0	1.430
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	578	0	0	0	0	578
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	4.333	0	0	0	0	4.333
401	07	00	00	Asistencia socio-económica	621.932	0	0	0	0	621.932
401	07	02	00	Becas a empleados	3.600	0	0	0	0	3.600
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	43.332	0	0	0	0	43.332
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	500.000	0	0	0	0	500.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	37.500	0	0	0	0	37.500
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	37.500	0	0	0	0	37.500
401	08	00	00	Prestaciones sociales e indemnizaciones	14.958	0	0	0	0	14.958

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 129377 390035000 REALIZAR SEGUIMIENTO DE LAS POLÍTICAS PÚBLICAS A LOS ÓRGANOS Y ENTES DE LA ADMINISTRACION PÚBLICA NACIONAL Y VIGILAR SU CORRECTA APLICACIÓN.

OBJETIVO DEL PROYECTO: REALIZAR SEGUIMIENTO, DIFUSIÓN, PROMOCIÓN Y VIGILANCIA A POLÍTICAS DICTADAS POR ÓRGANOS RECTORES DE LOS SISTEMAS DE ADMINISTRACIÓN FINANCIERA DEL SECTOR PÚBLICO NACIONAL, PROMOVIENDO UN CLIMA FAVORABLE AL LOGRO DE LOS OBJETIVOS DEL PLAN DE LA PATRIA.

UNIDAD DE MEDIDA: ASESORÍA

META: 24

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	14.958	0	0	0	0	14.958
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**398.000**	**0**	**0**	**0**	**0**	**398.000**
402	05	00	00	Productos de papel, cartón e impresos	168.000	0	0	0	0	168.000
402	05	03	00	Productos de papel y cartón para oficina	118.000	0	0	0	0	118.000
402	05	06	00	Productos de papel y cartón para computación	50.000	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	100.000	0	0	0	0	100.000
402	06	03	00	Tintas, pinturas y colorantes	100.000	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	130.000	0	0	0	0	130.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.000	0	0	0	0	100.000
402	10	06	00	Condecoraciones, ofrendas y similares	30.000	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**300.000**	**0**	**0**	**0**	**0**	**300.000**
403	01	00	00	Alquileres de inmuebles	100.000	0	0	0	0	100.000
403	01	01	00	Alquileres de edificios y locales	100.000	0	0	0	0	100.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	100.000	0	0	0	0	100.000
403	08	01	00	Primas y gastos de seguros	100.000	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	100.000
				Totales	**1.658.815**	**0**	**0**	**0**	**0**	**1.658.815**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 129377 390035000 REALIZAR SEGUIMIENTO DE LAS POLÍTICAS PÚBLICAS A LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL Y VIGILAR SU CORRECTA APLICACIÓN.

OBJETIVO DEL PROYECTO: REALIZAR SEGUIMIENTO, DIFUSIÓN, PROMOCIÓN Y VIGILANCIA A POLÍTICAS DICTADAS POR ÓRGANOS RECTORES DE LOS SISTEMAS DE ADMINISTRACIÓN FINANCIERA DEL SECTOR PÚBLICO NACIONAL, PROMOVIENDO UN CLIMA FAVORABLE AL LOGRO DE LOS OBJETIVOS DEL PLAN DE LA PATRIA.

UNIDAD DE MEDIDA: ASESORÍA

META: 24

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 129377 390035000 REALIZAR SEGUIMIENTO DE LAS POLÍTICAS PÚBLICAS A LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL Y VIGILAR SU CORRECTA APLICACIÓN.

OBJETIVO DEL PROYECTO: REALIZAR SEGUIMIENTO, DIFUSIÓN, PROMOCIÓN Y VIGILANCIA A POLÍTICAS DICTADAS POR ÓRGANOS RECTORES DE LOS SISTEMAS DE ADMINISTRACIÓN FINANCIERA DEL SECTOR PÚBLICO NACIONAL, PROMOVIENDO UN CLIMA FAVORABLE AL LOGRO DE LOS OBJETIVOS DEL PLAN DE LA PATRIA.

UNIDAD DE MEDIDA: ASESORÍA **META:** 24

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 390035001 REALIZAR SEGUIMIENTO A NUEVAS POLÍTICAS PÚBLICAS

UNIDAD DE MEDIDA: ASESORÍA **META:** 24

RESPONSABLE/EJECUTOR: SUNAI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**960.815**	**0**	**0**	**0**	**0**	**960.815**
401	01	00	00	Sueldos, salarios y otras retribuciones	47.690	0	0	0	0	47.690
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	47.690	0	0	0	0	47.690
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	35.318	0	0	0	0	35.318
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	35.318	0	0	0	0	35.318
401	03	00	00	Primas	84.073	0	0	0	0	84.073
401	03	02	00	Primas de transporte a empleados	12.000	0	0	0	0	12.000
401	03	04	00	Primas por hijos a empleados	4.800	0	0	0	0	4.800
401	03	08	00	Primas de profesionalización a empleados	20.018	0	0	0	0	20.018
401	03	09	00	Primas por antigüedad a empleados	11.603	0	0	0	0	11.603
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	20.948	0	0	0	0	20.948
401	03	97	00	Otras primas a empleados	14.704	0	0	0	0	14.704
401	04	00	00	Complementos de sueldos y salarios	63.000	0	0	0	0	63.000
401	04	08	00	Bono compensatorio de alimentación a empleados	63.000	0	0	0	0	63.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	84.903	0	0	0	0	84.903
401	05	01	00	Aguinaldos a empleados	55.513	0	0	0	0	55.513
401	05	03	00	Bono vacacional a empleados	29.390	0	0	0	0	29.390
401	06	00	00	Aportes patronales y legales	8.941	0	0	0	0	8.941
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.600	0	0	0	0	2.600
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.430	0	0	0	0	1.430
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	578	0	0	0	0	578
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	4.333	0	0	0	0	4.333
401	07	00	00	Asistencia socio-económica	621.932	0	0	0	0	621.932
401	07	02	00	Becas a empleados	3.600	0	0	0	0	3.600
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	43.332	0	0	0	0	43.332

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 129377 390035000 REALIZAR SEGUIMIENTO DE LAS POLÍTICAS PÚBLICAS A LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL Y VIGILAR SU CORRECTA APLICACIÓN.

OBJETIVO DEL PROYECTO: REALIZAR SEGUIMIENTO, DIFUSIÓN, PROMOCIÓN Y VIGILANCIA A POLÍTICAS DICTADAS POR ÓRGANOS RECTORES DE LOS SISTEMAS DE ADMINISTRACIÓN FINANCIERA DEL SECTOR PÚBLICO NACIONAL, PROMOVIENDO UN CLIMA FAVORABLE AL LOGRO DE LOS OBJETIVOS DEL PLAN DE LA PATRIA.

UNIDAD DE MEDIDA: ASESORÍA **META:** 24

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 390035001 REALIZAR SEGUIMIENTO A NUEVAS POLÍTICAS PÚBLICAS

UNIDAD DE MEDIDA: ASESORÍA **META:** 24

RESPONSABLE/EJECUTOR: SUNAI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	500.000	0	0	0	0	500.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	37.500	0	0	0	0	37.500
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	37.500	0	0	0	0	37.500
401	08	00	00	Prestaciones sociales e indemnizaciones	14.958	0	0	0	0	14.958
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	14.958	0	0	0	0	14.958
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**199.000**	**0**	**0**	**0**	**0**	**199.000**
402	05	00	00	Productos de papel, cartón e impresos	99.000	0	0	0	0	99.000
402	05	03	00	Productos de papel y cartón para oficina	49.000	0	0	0	0	49.000
402	05	06	00	Productos de papel y cartón para computación	50.000	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	50.000	0	0	0	0	50.000
402	06	03	00	Tintas, pinturas y colorantes	50.000	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	50.000	0	0	0	0	50.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	50.000	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**150.000**	**0**	**0**	**0**	**0**	**150.000**
403	01	00	00	Alquileres de inmuebles	50.000	0	0	0	0	50.000
403	01	01	00	Alquileres de edificios y locales	50.000	0	0	0	0	50.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	50.000	0	0	0	0	50.000
403	08	01	00	Primas y gastos de seguros	50.000	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	50.000
				Totales	**1.309.815**	**0**	**0**	**0**	**0**	**1.309.815**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 129377 390035000 REALIZAR SEGUIMIENTO DE LAS POLÍTICAS PÚBLICAS A LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL Y VIGILAR SU CORRECTA APLICACIÓN.

OBJETIVO DEL PROYECTO: REALIZAR SEGUIMIENTO, DIFUSIÓN, PROMOCIÓN Y VIGILANCIA A POLÍTICAS DICTADAS POR ÓRGANOS RECTORES DE LOS SISTEMAS DE ADMINISTRACIÓN FINANCIERA DEL SECTOR PÚBLICO NACIONAL, PROMOVIENDO UN CLIMA FAVORABLE AL LOGRO DE LOS OBJETIVOS DEL PLAN DE LA PATRIA.

UNIDAD DE MEDIDA: ASESORÍA **META:** 24

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 390035002 ANÁLISIS DE IMPACTO SOBRE NUEVAS POLÍTICAS PÚBLICAS.

UNIDAD DE MEDIDA: INFORME **META:** 5

RESPONSABLE/EJECUTOR: SUNAI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**199.000**	**0**	**0**	**0**	**0**	**199.000**
402	05	00	00	Productos de papel, cartón e impresos	69.000	0	0	0	0	69.000
402	05	03	00	Productos de papel y cartón para oficina	69.000	0	0	0	0	69.000
402	06	00	00	Productos químicos y derivados	50.000	0	0	0	0	50.000
402	06	03	00	Tintas, pinturas y colorantes	50.000	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	80.000	0	0	0	0	80.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	50.000	0	0	0	0	50.000
402	10	06	00	Condecoraciones, ofrendas y similares	30.000	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**150.000**	**0**	**0**	**0**	**0**	**150.000**
403	01	00	00	Alquileres de inmuebles	50.000	0	0	0	0	50.000
403	01	01	00	Alquileres de edificios y locales	50.000	0	0	0	0	50.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	50.000	0	0	0	0	50.000
403	08	01	00	Primas y gastos de seguros	50.000	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	50.000
				Totales	**349.000**	**0**	**0**	**0**	**0**	**349.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

ACCIÓN CENTRALIZADA: 390001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**36.372.928**	0	0	0	0	**36.372.928**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.405.216	0	0	0	0	6.405.216
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.720.910	0	0	0	0	3.720.910
401	01	18	00	Remuneraciones al personal contratado	2.277.318	0	0	0	0	2.277.318
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	2.277.318	0	0	0	0	2.277.318
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	406.988	0	0	0	0	406.988
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.341.855	0	0	0	0	2.341.855
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.341.855	0	0	0	0	2.341.855
401	03	00	00	Primas	3.716.037	0	0	0	0	3.716.037
401	03	02	00	Primas de transporte a empleados	444.000	0	0	0	0	444.000
401	03	04	00	Primas por hijos a empleados	153.600	0	0	0	0	153.600
401	03	08	00	Primas de profesionalización a empleados	650.756	0	0	0	0	650.756
401	03	09	00	Primas por antigüedad a empleados	558.248	0	0	0	0	558.248
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	613.368	0	0	0	0	613.368
401	03	37	00	Primas de transporte al personal contratado	246.000	0	0	0	0	246.000
401	03	39	00	Primas por hijos al personal contratado	62.400	0	0	0	0	62.400
401	03	40	00	Primas de profesionalización al personal contratado	135.675	0	0	0	0	135.675
401	03	41	00	Primas por antigüedad al personal contratado	136.974	0	0	0	0	136.974
401	03	96	00	Otras primas al personal contratado	77.732	0	0	0	0	77.732
401	03	97	00	Otras primas a empleados	637.284	0	0	0	0	637.284
401	04	00	00	Complementos de sueldos y salarios	3.950.000	0	0	0	0	3.950.000
401	04	08	00	Bono compensatorio de alimentación a empleados	2.556.000	0	0	0	0	2.556.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.323.000	0	0	0	0	1.323.000
401	04	96	00	Otros complementos a empleados	71.000	0	0	0	0	71.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.099.068	0	0	0	0	5.099.068
401	05	01	00	Aguinaldos a empleados	2.887.076	0	0	0	0	2.887.076
401	05	03	00	Bono vacacional a empleados	1.230.943	0	0	0	0	1.230.943
401	05	07	00	Aguinaldos al personal contratado	747.309	0	0	0	0	747.309
401	05	08	00	Bono vacacional al personal contratado	148.951	0	0	0	0	148.951
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	84.789	0	0	0	0	84.789
401	06	00	00	Aportes patronales y legales	807.972	0	0	0	0	807.972
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	234.076	0	0	0	0	234.076

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

ACCIÓN CENTRALIZADA: 390001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	115.087	0	0	0	0	115.087
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	52.016	0	0	0	0	52.016
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	221.927	0	0	0	0	221.927
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	71.876	0	0	0	0	71.876
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	57.468	0	0	0	0	57.468
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	15.972	0	0	0	0	15.972
401	06	95	00	Otros aportes legales por personal contratado	39.550	0	0	0	0	39.550
401	07	00	00	Asistencia socio-económica	13.181.540	0	0	0	0	13.181.540
401	07	02	00	Becas a empleados	90.000	0	0	0	0	90.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.040.944	0	0	0	0	2.040.944
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	6.000.000	0	0	0	0	6.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.050.000	0	0	0	0	1.050.000
401	07	10	00	Dotación de uniformes a empleados	2.305.829	0	0	0	0	2.305.829
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	142.496	0	0	0	0	142.496
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.050.000	0	0	0	0	1.050.000
401	07	99	00	Otras subvenciones al personal contratado	502.271	0	0	0	0	502.271
401	08	00	00	Prestaciones sociales e indemnizaciones	871.240	0	0	0	0	871.240
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	711.383	0	0	0	0	711.383
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	159.857	0	0	0	0	159.857
403	**00**	**00**	**00**	**Servicios no personales**	**2.591.665**	**0**	**0**	**0**	**0**	**2.591.665**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	100.000	0	0	0	0	100.000
403	10	07	00	Servicios de capacitación y adiestramiento	100.000	0	0	0	0	100.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.400.000	0	0	0	0	2.400.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.400.000	0	0	0	0	2.400.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	91.665	0	0	0	0	91.665
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	91.665	0	0	0	0	91.665
				Totales	**38.964.593**	**0**	**0**	**0**	**0**	**38.964.593**

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

ACCIÓN CENTRALIZADA: 390001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

ACCIÓN CENTRALIZADA: 390001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 390001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**36.372.928**	**0**	**0**	**0**	**0**	**36.372.928**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.405.216	0	0	0	0	6.405.216
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.720.910	0	0	0	0	3.720.910
401	01	18	00	Remuneraciones al personal contratado	2.277.318	0	0	0	0	2.277.318
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	2.277.318	0	0	0	0	2.277.318
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	406.988	0	0	0	0	406.988
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.341.855	0	0	0	0	2.341.855
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.341.855	0	0	0	0	2.341.855
401	03	00	00	Primas	3.716.037	0	0	0	0	3.716.037
401	03	02	00	Primas de transporte a empleados	444.000	0	0	0	0	444.000
401	03	04	00	Primas por hijos a empleados	153.600	0	0	0	0	153.600
401	03	08	00	Primas de profesionalización a empleados	650.756	0	0	0	0	650.756
401	03	09	00	Primas por antigüedad a empleados	558.248	0	0	0	0	558.248
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	613.368	0	0	0	0	613.368
401	03	37	00	Primas de transporte al personal contratado	246.000	0	0	0	0	246.000
401	03	39	00	Primas por hijos al personal contratado	62.400	0	0	0	0	62.400
401	03	40	00	Primas de profesionalización al personal contratado	135.675	0	0	0	0	135.675
401	03	41	00	Primas por antigüedad al personal contratado	136.974	0	0	0	0	136.974
401	03	96	00	Otras primas al personal contratado	77.732	0	0	0	0	77.732
401	03	97	00	Otras primas a empleados	637.284	0	0	0	0	637.284
401	04	00	00	Complementos de sueldos y salarios	3.950.000	0	0	0	0	3.950.000
401	04	08	00	Bono compensatorio de alimentación a empleados	2.556.000	0	0	0	0	2.556.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.323.000	0	0	0	0	1.323.000
401	04	96	00	Otros complementos a empleados	71.000	0	0	0	0	71.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.099.068	0	0	0	0	5.099.068
401	05	01	00	Aguinaldos a empleados	2.887.076	0	0	0	0	2.887.076
401	05	03	00	Bono vacacional a empleados	1.230.943	0	0	0	0	1.230.943

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

ACCIÓN CENTRALIZADA: 390001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 390001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	07	00	Aguinaldos al personal contratado	747.309	0	0	0	0	747.309
401	05	08	00	Bono vacacional al personal contratado	148.951	0	0	0	0	148.951
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	84.789	0	0	0	0	84.789
401	06	00	00	Aportes patronales y legales	807.972	0	0	0	0	807.972
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	234.076	0	0	0	0	234.076
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	115.087	0	0	0	0	115.087
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	52.016	0	0	0	0	52.016
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	221.927	0	0	0	0	221.927
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	71.876	0	0	0	0	71.876
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	57.468	0	0	0	0	57.468
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	15.972	0	0	0	0	15.972
401	06	95	00	Otros aportes legales por personal contratado	39.550	0	0	0	0	39.550
401	07	00	00	Asistencia socio-económica	13.181.540	0	0	0	0	13.181.540
401	07	02	00	Becas a empleados	90.000	0	0	0	0	90.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.040.944	0	0	0	0	2.040.944
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	6.000.000	0	0	0	0	6.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.050.000	0	0	0	0	1.050.000
401	07	10	00	Dotación de uniformes a empleados	2.305.829	0	0	0	0	2.305.829
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	142.496	0	0	0	0	142.496
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.050.000	0	0	0	0	1.050.000
401	07	99	00	Otras subvenciones al personal contratado	502.271	0	0	0	0	502.271
401	08	00	00	Prestaciones sociales e indemnizaciones	871.240	0	0	0	0	871.240
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	711.383	0	0	0	0	711.383
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	159.857	0	0	0	0	159.857
403	**00**	**00**	**00**	**Servicios no personales**	**2.591.665**	0	0	0	0	**2.591.665**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	100.000	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

ACCIÓN CENTRALIZADA: 390001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 390001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	100.000	0	0	0	0	100.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.400.000	0	0	0	0	2.400.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.400.000	0	0	0	0	2.400.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	91.665	0	0	0	0	91.665
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	91.665	0	0	0	0	91.665
				Totales	**38.964.593**	**0**	**0**	**0**	**0**	**38.964.593**

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

ACCIÓN CENTRALIZADA: 390002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	3.174.144	0	0	0	0	3.174.144
402	01	00	00	Productos alimenticios y agropecuarios	2.124.144	0	0	0	0	2.124.144
402	01	01	00	Alimentos y bebidas para personas	2.124.144	0	0	0	0	2.124.144
402	03	00	00	Textiles y vestuarios	140.000	0	0	0	0	140.000
402	03	02	00	Prendas de vestir	140.000	0	0	0	0	140.000
402	04	00	00	Productos de cuero y caucho	50.000	0	0	0	0	50.000
402	04	03	00	Cauchos y tripas para vehículos	50.000	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	500.000	0	0	0	0	500.000
402	05	01	00	Pulpa de madera, papel y cartón	100.000	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	200.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	200.000	0	0	0	0	200.000
402	06	00	00	Productos químicos y derivados	180.000	0	0	0	0	180.000
402	06	03	00	Tintas, pinturas y colorantes	150.000	0	0	0	0	150.000
402	06	06	00	Combustibles y lubricantes	30.000	0	0	0	0	30.000
402	08	00	00	Productos metálicos	30.000	0	0	0	0	30.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	30.000	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	150.000	0	0	0	0	150.000
402	10	02	00	Materiales y útiles de limpieza y aseo	150.000	0	0	0	0	150.000
403	00	00	00	**Servicios no personales**	7.197.187	0	0	0	0	7.197.187
403	01	00	00	Alquileres de inmuebles	4.890.000	0	0	0	0	4.890.000
403	01	01	00	Alquileres de edificios y locales	4.890.000	0	0	0	0	4.890.000
403	04	00	00	Servicios básicos	827.187	0	0	0	0	827.187
403	04	04	00	Teléfonos	75.000	0	0	0	0	75.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	37.500	0	0	0	0	37.500
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	37.500	0	0	0	0	37.500
403	04	05	00	Servicio de comunicaciones	75.000	0	0	0	0	75.000
403	04	07	00	Servicio de condominio	677.187	0	0	0	0	677.187
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	30.000	0	0	0	0	30.000
403	08	02	00	Comisiones y gastos bancarios	30.000	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	100.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	200.000	0	0	0	0	200.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	200.000	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

ACCIÓN CENTRALIZADA: 390002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	1.150.000	0	0	0	0	1.150.000
403	18	01	00	Impuesto al valor agregado	1.150.000	0	0	0	0	1.150.000
				Totales	**10.371.331**	0	0	0	0	**10.371.331**

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **ACCIÓN CENTRALIZADA:** 390002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

ACCIÓN CENTRALIZADA: 390002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 390002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.174.144**	**0**	**0**	**0**	**0**	**3.174.144**
402	01	00	00	Productos alimenticios y agropecuarios	2.124.144	0	0	0	0	2.124.144
402	01	01	00	Alimentos y bebidas para personas	2.124.144	0	0	0	0	2.124.144
402	03	00	00	Textiles y vestuarios	140.000	0	0	0	0	140.000
402	03	02	00	Prendas de vestir	140.000	0	0	0	0	140.000
402	04	00	00	Productos de cuero y caucho	50.000	0	0	0	0	50.000
402	04	03	00	Cauchos y tripas para vehículos	50.000	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	500.000	0	0	0	0	500.000
402	05	01	00	Pulpa de madera, papel y cartón	100.000	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	200.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	200.000	0	0	0	0	200.000
402	06	00	00	Productos químicos y derivados	180.000	0	0	0	0	180.000
402	06	03	00	Tintas, pinturas y colorantes	150.000	0	0	0	0	150.000
402	06	06	00	Combustibles y lubricantes	30.000	0	0	0	0	30.000
402	08	00	00	Productos metálicos	30.000	0	0	0	0	30.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	30.000	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	150.000	0	0	0	0	150.000
402	10	02	00	Materiales y útiles de limpieza y aseo	150.000	0	0	0	0	150.000
403	**00**	**00**	**00**	**Servicios no personales**	**7.197.187**	**0**	**0**	**0**	**0**	**7.197.187**
403	01	00	00	Alquileres de inmuebles	4.890.000	0	0	0	0	4.890.000
403	01	01	00	Alquileres de edificios y locales	4.890.000	0	0	0	0	4.890.000
403	04	00	00	Servicios básicos	827.187	0	0	0	0	827.187
403	04	04	00	Teléfonos	75.000	0	0	0	0	75.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	37.500	0	0	0	0	37.500
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	37.500	0	0	0	0	37.500
403	04	05	00	Servicio de comunicaciones	75.000	0	0	0	0	75.000
403	04	07	00	Servicio de condominio	677.187	0	0	0	0	677.187
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	30.000	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

ACCIÓN CENTRALIZADA: 390002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 390002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	08	02	00	Comisiones y gastos bancarios	30.000	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	100.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	200.000	0	0	0	0	200.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	200.000	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	1.150.000	0	0	0	0	1.150.000
403	18	01	00	Impuesto al valor agregado	1.150.000	0	0	0	0	1.150.000
				Totales	**10.371.331**	**0**	**0**	**0**	**0**	**10.371.331**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

ACCIÓN CENTRALIZADA: 390003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.371.526**	**0**	**0**	**0**	**0**	**1.371.526**
407	01	00	00	Transferencias y donaciones corrientes internas	1.371.526	0	0	0	0	1.371.526
407	01	01	00	Transferencias corrientes internas al sector privado	1.371.526	0	0	0	0	1.371.526
407	01	01	01	Pensiones del personal empleado, obrero y militar	267.180	0	0	0	0	267.180
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	601.156	0	0	0	0	601.156
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	89.060	0	0	0	0	89.060
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	71.248	0	0	0	0	71.248
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	200.385	0	0	0	0	200.385
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	142.497	0	0	0	0	142.497
				Totales	**1.371.526**	**0**	**0**	**0**	**0**	**1.371.526**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 39 - 60

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORIA INTERNA

ACCIÓN CENTRALIZADA: 390003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

ACCIÓN CENTRALIZADA: 390003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 390003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.371.526**	**0**	**0**	**0**	**0**	**1.371.526**
407	01	00	00	Transferencias y donaciones corrientes internas	1.371.526	0	0	0	0	1.371.526
407	01	01	00	Transferencias corrientes internas al sector privado	1.371.526	0	0	0	0	1.371.526
407	01	01	01	Pensiones del personal empleado, obrero y militar	267.180	0	0	0	0	267.180
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	601.156	0	0	0	0	601.156
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	89.060	0	0	0	0	89.060
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	71.248	0	0	0	0	71.248
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	200.385	0	0	0	0	200.385
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	142.497	0	0	0	0	142.497
				Totales	**1.371.526**	**0**	**0**	**0**	**0**	**1.371.526**

41

Ministerio del Poder Popular para la Alimentación

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	Gastos de personal	**663.650.144**	**0**	**0**	**0**	**0**	**663.650.144**
401	01	00	00	Sueldos, salarios y otras retribuciones	144.025.685	0	0	0	0	144.025.685
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	81.901.922	0	0	0	0	81.901.922
401	01	09	00	Remuneraciones al personal en período de disponibilidad	150.000	0	0	0	0	150.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	16.365.521	0	0	0	0	16.365.521
401	01	18	00	Remuneraciones al personal contratado	32.868.305	0	0	0	0	32.868.305
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	29.268.305	0	0	0	0	29.268.305
401	01	18	02	Remuneraciones por honorarios profesionales	3.600.000	0	0	0	0	3.600.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	150.000	0	0	0	0	150.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	147.484	0	0	0	0	147.484
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	442.453	0	0	0	0	442.453
401	01	99	00	Otras retribuciones	12.000.000	0	0	0	0	12.000.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.000.000	0	0	0	0	2.000.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.000.000	0	0	0	0	1.000.000
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.000.000	0	0	0	0	1.000.000
401	03	00	00	Primas	103.550.525	0	0	0	0	103.550.525
401	03	02	00	Primas de transporte a empleados	17.184.000	0	0	0	0	17.184.000
401	03	04	00	Primas por hijos a empleados	3.046.800	0	0	0	0	3.046.800
401	03	08	00	Primas de profesionalización a empleados	8.170.863	0	0	0	0	8.170.863
401	03	09	00	Primas por antigüedad a empleados	6.928.020	0	0	0	0	6.928.020
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	6.613.155	0	0	0	0	6.613.155
401	03	17	00	Primas de transporte a obreros	3.663.000	0	0	0	0	3.663.000
401	03	19	00	Primas por hijos de obreros	732.600	0	0	0	0	732.600
401	03	21	00	Primas por antiguedad a obreros	1.601.800	0	0	0	0	1.601.800
401	03	22	00	Primas de profesionalización a obreros	714.885	0	0	0	0	714.885
401	03	37	00	Primas de transporte al personal contratado	6.660.000	0	0	0	0	6.660.000
401	03	39	00	Primas por hijos al personal contratado	1.332.000	0	0	0	0	1.332.000
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	101.421	0	0	0	0	101.421
401	03	47	00	Primas al personal de alto nivel y de dirección	208.621	0	0	0	0	208.621
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	115.440	0	0	0	0	115.440

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	95	00	Otras primas al personal de alto nivel y de dirección	346.320	0	0	0	0	346.320
401	03	96	00	Otras primas al personal contratado	11.100.000	0	0	0	0	11.100.000
401	03	97	00	Otras primas a empleados	28.926.600	0	0	0	0	28.926.600
401	03	98	00	Otras primas a obreros	6.105.000	0	0	0	0	6.105.000
401	04	00	00	Complementos de sueldos y salarios	77.532.400	0	0	0	0	77.532.400
401	04	06	00	Complemento a empleados por comisión de servicios	4.000.000	0	0	0	0	4.000.000
401	04	08	00	Bono compensatorio de alimentación a empleados	43.245.600	0	0	0	0	43.245.600
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.200.000	0	0	0	0	1.200.000
401	04	18	00	Bono compensatorio de alimentación a obreros	9.768.000	0	0	0	0	9.768.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	17.760.000	0	0	0	0	17.760.000
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	26.000	0	0	0	0	26.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	266.400	0	0	0	0	266.400
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	1.000.000	0	0	0	0	1.000.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	266.400	0	0	0	0	266.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	92.128.587	0	0	0	0	92.128.587
401	05	01	00	Aguinaldos a empleados	43.056.433	0	0	0	0	43.056.433
401	05	03	00	Bono vacacional a empleados	14.574.885	0	0	0	0	14.574.885
401	05	04	00	Aguinaldos a obreros	7.919.641	0	0	0	0	7.919.641
401	05	06	00	Bono vacacional a obreros	2.564.201	0	0	0	0	2.564.201
401	05	07	00	Aguinaldos al personal contratado	17.547.136	0	0	0	0	17.547.136
401	05	08	00	Bono vacacional al personal contratado	5.693.367	0	0	0	0	5.693.367
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	120.069	0	0	0	0	120.069
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	46.385	0	0	0	0	46.385
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	486.673	0	0	0	0	486.673
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	119.797	0	0	0	0	119.797
401	06	00	00	Aportes patronales y legales	33.470.598	0	0	0	0	33.470.598
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	11.805.657	0	0	0	0	11.805.657
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.935.219	0	0	0	0	3.935.219
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.623.479	0	0	0	0	2.623.479
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.976.046	0	0	0	0	2.976.046

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.077.003	0	0	0	0	2.077.003
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	692.334	0	0	0	0	692.334
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	461.556	0	0	0	0	461.556
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	461.556	0	0	0	0	461.556
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.611.627	0	0	0	0	4.611.627
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.024.806	0	0	0	0	1.024.806
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.024.806	0	0	0	0	1.024.806
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	37.572	0	0	0	0	37.572
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	12.524	0	0	0	0	12.524
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	8.349	0	0	0	0	8.349
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	8.349	0	0	0	0	8.349
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	97.035	0	0	0	0	97.035
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	32.345	0	0	0	0	32.345
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	21.563	0	0	0	0	21.563
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	21.563	0	0	0	0	21.563
401	06	95	00	Otros aportes legales por personal contratado	1.537.209	0	0	0	0	1.537.209
401	07	00	00	Asistencia socio-económica	163.975.208	0	0	0	0	163.975.208
401	07	02	00	Becas a empleados	1.500.000	0	0	0	0	1.500.000
401	07	03	00	Ayudas por matrimonio a empleados	37.000	0	0	0	0	37.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	37.000	0	0	0	0	37.000
401	07	05	00	Ayudas por defunción a empleados	37.000	0	0	0	0	37.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	370.000	0	0	0	0	370.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	19.676.095	0	0	0	0	19.676.095
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	34.503.677	0	0	0	0	34.503.677
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.572.500	0	0	0	0	1.572.500
401	07	10	00	Dotación de uniformes a empleados	18.307.800	0	0	0	0	18.307.800
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	5.106.000	0	0	0	0	5.106.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	684.500	0	0	0	0	684.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	18	00	Becas a obreros	1.500.000	0	0	0	0	1.500.000
401	07	19	00	Ayudas por matrimonio de obreros	37.000	0	0	0	0	37.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	18.500	0	0	0	0	18.500
401	07	21	00	Ayudas por defunción a obreros	18.500	0	0	0	0	18.500
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	370.000	0	0	0	0	370.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	3.461.671	0	0	0	0	3.461.671
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	18.020.833	0	0	0	0	18.020.833
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.665.000	0	0	0	0	1.665.000
401	07	26	00	Dotación de uniformes a obreros	7.495.200	0	0	0	0	7.495.200
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.998.000	0	0	0	0	1.998.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	647.500	0	0	0	0	647.500
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	62.620	0	0	0	0	62.620
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	220.000	0	0	0	0	220.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	9.250	0	0	0	0	9.250
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	9.250	0	0	0	0	9.250
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	9.250	0	0	0	0	9.250
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	370.000	0	0	0	0	370.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	161.725	0	0	0	0	161.725
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	318.750	0	0	0	0	318.750
401	07	75	00	Becas al personal contratado	1.500.000	0	0	0	0	1.500.000
401	07	76	00	Ayudas por matrimonio al personal contratado	37.000	0	0	0	0	37.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	37.000	0	0	0	0	37.000
401	07	78	00	Ayudas por defunción al personal contratado	37.000	0	0	0	0	37.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	370.000	0	0	0	0	370.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	7.686.046	0	0	0	0	7.686.046
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	22.089.041	0	0	0	0	22.089.041
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.572.500	0	0	0	0	1.572.500
401	07	83	00	Dotación de uniformes al personal contratado	8.352.000	0	0	0	0	8.352.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal	3.330.000	0	0	0	0	3.330.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				contratado						
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	740.000	0	0	0	0	740.000
401	08	00	00	Prestaciones sociales e indemnizaciones	46.967.141	0	0	0	0	46.967.141
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	28.704.289	0	0	0	0	28.704.289
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	5.279.760	0	0	0	0	5.279.760
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	11.698.090	0	0	0	0	11.698.090
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	960.553	0	0	0	0	960.553
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	324.449	0	0	0	0	324.449
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**423.542.049**	**0**	**0**	**0**	**0**	**423.542.049**
402	01	00	00	Productos alimenticios y agropecuarios	25.528.995	0	0	0	0	25.528.995
402	01	01	00	Alimentos y bebidas para personas	25.528.995	0	0	0	0	25.528.995
402	03	00	00	Textiles y vestuarios	2.000.000	0	0	0	0	2.000.000
402	03	01	00	Textiles	400.000	0	0	0	0	400.000
402	03	02	00	Prendas de vestir	750.000	0	0	0	0	750.000
402	03	03	00	Calzados	250.000	0	0	0	0	250.000
402	03	99	00	Otros productos textiles y vestuarios	600.000	0	0	0	0	600.000
402	04	00	00	Productos de cuero y caucho	9.500.000	0	0	0	0	9.500.000
402	04	03	00	Cauchos y tripas para vehículos	8.750.000	0	0	0	0	8.750.000
402	04	99	00	Otros productos de cuero y caucho	750.000	0	0	0	0	750.000
402	05	00	00	Productos de papel, cartón e impresos	192.148.268	0	0	0	0	192.148.268
402	05	01	00	Pulpa de madera, papel y cartón	13.288.390	0	0	0	0	13.288.390
402	05	02	00	Envases y cajas de papel y cartón	360.000	0	0	0	0	360.000
402	05	03	00	Productos de papel y cartón para oficina	176.697.438	0	0	0	0	176.697.438
402	05	04	00	Libros, revistas y periódicos	1.802.440	0	0	0	0	1.802.440
402	06	00	00	Productos químicos y derivados	20.486.522	0	0	0	0	20.486.522
402	06	03	00	Tintas, pinturas y colorantes	17.425.000	0	0	0	0	17.425.000
402	06	04	00	Productos farmacéuticos y medicamentos	259.318	0	0	0	0	259.318
402	06	05	00	Productos de tocador	106.505	0	0	0	0	106.505
402	06	06	00	Combustibles y lubricantes	1.176.409	0	0	0	0	1.176.409
402	06	08	00	Productos plásticos	1.519.290	0	0	0	0	1.519.290
402	07	00	00	Productos minerales no metálicos	11.900	0	0	0	0	11.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	01	00	Productos de barro, loza y porcelana	4.250	0	0	0	0	4.250
402	07	02	00	Vidrios y productos de vidrio	7.650	0	0	0	0	7.650
402	08	00	00	Productos metálicos	10.497.903	0	0	0	0	10.497.903
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	6.750.940	0	0	0	0	6.750.940
402	08	07	00	Material de señalamiento	300.000	0	0	0	0	300.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.446.963	0	0	0	0	3.446.963
402	10	00	00	Productos varios y útiles diversos	158.265.961	0	0	0	0	158.265.961
402	10	01	00	Artículos de deporte, recreación y juguetes	1.361.050	0	0	0	0	1.361.050
402	10	02	00	Materiales y útiles de limpieza y aseo	3.124.362	0	0	0	0	3.124.362
402	10	03	00	Utensilios de cocina y comedor	333.730	0	0	0	0	333.730
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	39.172.852	0	0	0	0	39.172.852
402	10	06	00	Condecoraciones, ofrendas y similares	973.660	0	0	0	0	973.660
402	10	07	00	Productos de seguridad en el trabajo	3.836.832	0	0	0	0	3.836.832
402	10	08	00	Materiales para equipos de computación	99.176.560	0	0	0	0	99.176.560
402	10	11	00	Materiales eléctricos	7.702.649	0	0	0	0	7.702.649
402	10	12	00	Materiales para instalaciones sanitarias	2.108.266	0	0	0	0	2.108.266
402	10	13	00	Materiales fotográficos	476.000	0	0	0	0	476.000
402	99	00	00	Otros materiales y suministros	5.102.500	0	[illegible]	0	0	5.102.500
402	99	01	00	Otros materiales y suministros	5.102.500	0	0	0	0	5.102.500
403	**00**	**00**	**00**	**Servicios no personales**	**551.948.140**	**0**	**0**	**0**	**0**	**551.948.140**
403	01	00	00	Alquileres de inmuebles	35.000	0	0	0	0	35.000
403	01	01	00	Alquileres de edificios y locales	35.000	0	0	0	0	35.000
403	02	00	00	Alquileres de maquinaria y equipos	90.000	0	0	0	0	90.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	30.000	0	0	0	0	30.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	15.000
403	02	99	00	Alquileres de otras maquinaria y equipos	45.000	0	0	0	0	45.000
403	03	00	00	Derechos sobre bienes intangibles	225.000	0	0	0	0	225.000
403	03	03	00	Paquetes y programas de computación	225.000	0	0	0	0	225.000
403	04	00	00	Servicios básicos	38.285.000	0	0	0	0	38.285.000
403	04	01	00	Electricidad	3.000.000	0	0	0	0	3.000.000
403	04	02	00	Gas	60.000	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	03	00	Agua	540.000	0	0	0	0	540.000
403	04	04	00	Teléfonos	9.360.000	0	0	0	0	9.360.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	3.860.000	0	0	0	0	3.860.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	5.500.000	0	0	0	0	5.500.000
403	04	05	00	Servicio de comunicaciones	22.920.000	0	0	0	0	22.920.000
403	04	06	00	Servicio de aseo urbano y domiciliario	2.400.000	0	0	0	0	2.400.000
403	04	07	00	Servicio de condominio	5.000	0	0	0	0	5.000
403	06	00	00	Servicios de transporte y almacenaje	300.000	0	0	0	0	300.000
403	06	01	00	Fletes y embalajes	150.000	0	0	0	0	150.000
403	06	02	00	Almacenaje	5.000	0	0	0	0	5.000
403	06	03	00	Estacionamiento	6.500	0	0	0	0	6.500
403	06	04	00	Peaje	3.500	0	0	0	0	3.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	135.000	0	0	0	0	135.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	35.600.000	0	0	0	0	35.600.000
403	07	01	00	Publicidad y propaganda	1.800.000	0	0	0	0	1.800.000
403	07	02	00	Imprenta y reproducción	4.800.000	0	0	0	0	4.800.000
403	07	03	00	Relaciones sociales	28.000.000	0	0	0	0	28.000.000
403	07	04	00	Avisos	1.000.000	0	0	0	0	1.000.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.325.000	0	0	0	0	1.325.000
403	08	01	00	Primas y gastos de seguros	1.300.000	0	0	0	0	1.300.000
403	08	02	00	Comisiones y gastos bancarios	15.000	0	0	0	0	15.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	10.000	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	18.300.000	0	0	0	0	18.300.000
403	09	01	00	Viáticos y pasajes dentro del país	16.500.000	0	0	0	0	16.500.000
403	09	02	00	Viáticos y pasajes fuera del país	1.800.000	0	0	0	0	1.800.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	17.356.000	0	0	0	0	17.356.000
403	10	01	00	Servicios jurídicos	6.000	0	0	0	0	6.000
403	10	03	00	Servicios de procesamiento de datos	9.672.000	0	0	0	0	9.672.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	35.000	0	0	0	0	35.000
403	10	07	00	Servicios de capacitación y adiestramiento	3.000.000	0	0	0	0	3.000.000
403	10	09	00	Servicios de lavandería y tintorería	18.000	0	0	0	0	18.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACION

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	11	00	Servicios para la elaboración y suministro de comida	5.000	0	0	0	0	5.000
403	10	99	00	Otros servicios profesionales y técnicos	4.620.000	0	0	0	0	4.620.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	98.700.000	0	0	0	0	98.700.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	59.600.000	0	0	0	0	59.600.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	2.000.000	0	0	0	0	2.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	36.200.000	0	0	0	0	36.200.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	900.000	0	0	0	0	900.000
403	12	00	00	Conservación y reparaciones menores de obras	126.207.742	0	0	0	0	126.207.742
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	125.400.000	0	0	0	0	125.400.000
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	807.742	0	0	0	0	807.742
403	15	00	00	Servicios fiscales	5.000	0	0	0	0	5.000
403	15	02	00	Tasas y otros derechos obligatorios	5.000	0	0	0	0	5.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	16.900.000	0	0	0	0	16.900.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	16.900.000	0	0	0	0	16.900.000
403	18	00	00	Impuestos indirectos	196.711.028	0	0	0	0	196.711.028
403	18	01	00	Impuesto al valor agregado	196.709.028	0	0	0	0	196.709.028
403	18	99	00	Otros impuestos indirectos	2.000	0	0	0	0	2.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.408.370	0	0	0	0	1.408.370
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.408.370	0	0	0	0	1.408.370
403	99	00	00	Otros servicios no personales	500.000	0	0	0	0	500.000
403	99	01	00	Otros servicios no personales	500.000	0	0	0	0	500.000
404	**00**	**00**	**00**	**Activos reales**	**796.041.910**	**0**	**0**	**0**	**0**	**796.041.910**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	91.009.000	0	0	0	0	91.009.000
404	01	01	00	Repuestos mayores	68.955.000	0	0	0	0	68.955.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	61.050.000	0	0	0	0	61.050.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	7.905.000	0	0	0	0	7.905.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	22.054.000	0	0	0	0	22.054.000
404	01	02	01	Reparaciones, mejoras y adiciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	5.364.000	0	0	0	0	5.364.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	14.040.000	0	0	0	0	14.040.000
404	01	02	03	Reparaciones, mejoras y adiciones mayores de equipos de comunicaciones y de señalamiento	900.000	0	0	0	0	900.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.750.000	0	0	0	0	1.750.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.895.000	0	0	0	0	1.895.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	600.000	0	0	0	0	600.000
404	03	06	00	Maquinaria y equipos de energía	1.295.000	0	0	0	0	1.295.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	164.053.600	0	0	0	0	164.053.600
404	05	01	00	Equipos de telecomunicaciones	162.353.600	0	0	0	0	162.353.600
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	1.700.000	0	0	0	0	1.700.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.920.000	0	0	0	0	1.920.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.920.000	0	0	0	0	1.920.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	532.891.910	0	0	0	0	532.891.910
404	09	01	00	Mobiliario y equipos de oficina	6.287.122	0	0	0	0	6.287.122
404	09	02	00	Equipos de computación	516.163.997	0	0	0	0	516.163.997
404	09	03	00	Mobiliario y equipos de alojamiento	10.412.618	0	0	0	0	10.412.618
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	28.173	0	0	0	0	28.173
404	12	00	00	Activos intangibles	4.272.400	0	0	0	0	4.272.400
404	12	04	00	Paquetes y programas de computación	3.872.400	0	0	0	0	3.872.400
404	12	05	00	Estudios y proyectos	400.000	0	0	0	0	400.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**19.059.891.735**	**0**	**0**	**0**	**0**	**19.059.891.735**
407	01	00	00	Transferencias y donaciones corrientes internas	18.748.411.344	0	0	0	0	18.748.411.344
407	01	01	00	Transferencias corrientes internas al sector privado	7.380.634	0	0	0	0	7.380.634
407	01	01	01	Pensiones del personal empleado, obrero y militar	964.322	0	0	0	0	964.322
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	2.252.899	0	0	0	0	2.252.899
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	261.170	0	0	0	0	261.170
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	144.648	0	0	0	0	144.648
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	787.500	0	0	0	0	787.500
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	240.000	0	0	0	0	240.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	610.160	0	0	0	0	610.160
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	337.935	0	0	0	0	337.935
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	1.782.000	0	0	0	0	1.782.000
407	01	02	00	Donaciones corrientes internas al sector privado	12.000.000	0	0	0	0	12.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	02	01	Donaciones corrientes a personas	12.000.000	0	0	0	0	12.000.000
407	01	03	00	Transferencias corrientes internas al sector público	18.729.030.710	0	0	0	0	18.729.030.71
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	9.448.109.207	0	0	0	0	9.448.109.207
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	9.280.921.503	0	0	0	0	9.280.921.503
407	02	00	00	Transferencias y donaciones corrientes al exterior	8.000.000	0	0	0	0	8.000.000
407	02	02	00	Donaciones corrientes al exterior	8.000.000	0	0	0	0	8.000.000
407	02	02	01	Donaciones corrientes a personas	8.000.000	0	0	0	0	8.000.000
407	03	00	00	Transferencias y donaciones de capital internas	303.480.391	0	0	0	0	303.480.391
407	03	03	00	Transferencias de capital internas al sector público	303.480.391	0	0	0	0	303.480.391
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	303.480.391	0	0	0	0	303.480.391
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	1.000.000	0	0	0	0	1.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.000.000	0	0	0	0	1.000.000
				Totales	**21.496.073.978**	**0**	**0**	**0**	**0**	**21.496.073.978**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 419999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.855.145.130

RESPONSABLE/EJECUTOR. OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**12.855.145.130**	**0**	**0**	**0**	**0**	**12.855.145.130**
407	01	00	00	Transferencias y donaciones corrientes internas	12.639.230.939	0	0	0	0	12.639.230.939
407	01	03	00	Transferencias corrientes internas al sector público	12.639.230.939	0	0	0	0	12.639.230.939
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.358.309.436	0	0	0	0	4.358.309.436
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	8.280.921.503	0	0	0	0	8.280.921.503
407	03	00	00	Transferencias y donaciones de capital internas	215.914.191	0	0	0	0	215.914.191
407	03	03	00	Transferencias de capital internas al sector público	215.914.191	0	0	0	0	215.914.191
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	215.914.191	0	0	0	0	215.914.191
				Totales	**12.855.145.130**	**0**	**0**	**0**	**0**	**12.855.145.130**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 419999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.855.145.130

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**12.855.145.130**	0	0	0	0	12.855.145.130
407	01	00	00	Transferencias y donaciones corrientes internas	12.639.230.939	0	0	0	0	12.639.230.939
407	01	03	00	Transferencias corrientes internas al sector público	12.639.230.939	0	0	0	0	12.639.230.939
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.358.309.436	0	0	0	0	4.358.309.436
				- A0057 Instituto Nacional de Nutrición (INN)	571.163.333	0	0	0	0	571.163.333
				- A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)	3.683.146.103	0	0	0	0	3.683.146.103
				- A0575 Superintendencia Nacional de Gestión Agroalimentaria (SUNAGRO)	104.000.000	0	0	0	0	104.000.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	8.280.921.503	0	0	0	0	8.280.921.503
				- A0273 Fabrica para el Procesamiento de Sábila de Venezuela, S.A. (SABILVEN)	58.786.329	0	0	0	0	58.786.329
				- A0537 Comercializadora y Distribuidora Red Venezuela, C.A.	828.004.446	0	0	0	0	828.004.446
				- A0641 Corporación de Abastecimiento y Servicios Agrícolas, S.A. (LA CASA)	5.365.751.892	0	0	0	0	5.365.751.892
				- A1257 Logística Casa LOGICASA, S.A.	726.531.467	0	0	0	0	726.531.467
				- A1295 Empresa Mixta Socialista Arroz del Alba, S.A.	326.675.747	0	0	0	0	326.675.747
				- A1298 Empresa Mixta Socialista Avícola del Alba, S.A.	67.002.521	0	0	0	0	67.002.521
				- A1502 Empresa Mixta Socialista Lacteos del Alba, S.A.	148.532.784	0	0	0	0	148.532.784
				- A1522 Empresa Mixta Socialista Porcinos del Alba, S.A.	85.983.141	0	0	0	0	85.983.141
				- A1525 Empresa Mixta Socialista Pesquera Industrial del Alba, S.A.	163.388.255	0	0	0	0	163.388.255
				- A1545 Corporación Venezolana de Alimentos, S.A. (CVAL, S.A.)	334.917.434	0	0	0	0	334.917.434
				- A1556 Centro de Almacenes Congelados, C.A. (CEALCO)	175.347.487	0	0	0	0	175.347.487
407	03	00	00	Transferencias y donaciones de capital internas	215.914.191	0	0	0	0	215.914.191
407	03	03	00	Transferencias de capital internas al sector público	215.914.191	0	0	0	0	215.914.191
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	215.914.191	0	0	0	0	215.914.191
				- A0057 Instituto Nacional de Nutrición (INN)	93.798.951	0	0	0	0	93.798.951
				- A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)	122.115.240	0	0	0	0	122.115.240
				Totales	**12.855.145.130**	0	0	0	0	12.855.145.130

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

41 - 13

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PROYECTO: 419999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 12.855.145.130

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PROYECTO: 419999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 12.855.145.130

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 419999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE NUTRICIÓN (INN)

UNIDAD DE MEDIDA: BOLÍVAR

META: 664.962.284

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**664.962.284**	**0**	**0**	**0**	**0**	**664.962.284**
407	01	00	00	Transferencias y donaciones corrientes internas	571.163.333	0	0	0	0	571.163.333
407	01	03	00	Transferencias corrientes internas al sector público	571.163.333	0	0	0	0	571.163.333
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	571.163.333	0	0	0	0	571.163.333
407	03	00	00	Transferencias y donaciones de capital internas	93.798.951	0	0	0	0	93.798.951
407	03	03	00	Transferencias de capital internas al sector público	93.798.951	0	0	0	0	93.798.951
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	93.798.951	0	0	0	0	93.798.951
				Totales	**664.962.284**	**0**	**0**	**0**	**0**	**664.962.284**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 419999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.855.145.130

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 419999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PROGRAMA DE ALIMENTOS ESTRATÉGICOS (FUNDAPROAL)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.805.261.343

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.805.261.343**	**0**	**0**	**0**	**0**	**3.805.261.343**
407	01	00	00	Transferencias y donaciones corrientes internas	3.683.146.103	0	0	0	0	3.683.146.103
407	01	03	00	Transferencias corrientes internas al sector público	3.683.146.103	0	0	0	0	3.683.146.103
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.683.146.103	0	0	0	0	3.683.146.103
407	03	00	00	Transferencias y donaciones de capital internas	122.115.240	0	0	0	0	122.115.240
407	03	03	00	Transferencias de capital internas al sector público	122.115.240	0	0	0	0	122.115.240
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	122.115.240	0	0	0	0	122.115.240
				Totales	**3.805.261.343**	**0**	**0**	**0**	**0**	**3.805.261.343**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 419999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.855.145.130

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 419999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SUPERINTENDENCIA NACIONAL DE GESTIÓN AGROALIMENTARIA (SUNAGRO)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 104.000.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**104.000.000**	**0**	**0**	**0**	**0**	**104.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	104.000.000	0	0	0	0	104.000.000
407	01	03	00	Transferencias corrientes internas al sector público	104.000.000	0	0	0	0	104.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	104.000.000	0	0	0	0	104.000.000
				Totales	**104.000.000**	**0**	**0**	**0**	**0**	**104.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 419999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.855.145.130

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 419999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE LOGISTICA CASA LOGICASA, S.A.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 726.531.467

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**726.531.467**	**0**	**0**	**0**	**0**	**726.531.467**
407	01	00	00	Transferencias y donaciones corrientes internas	726.531.467	0	0	0	0	726.531.467
407	01	03	00	Transferencias corrientes internas al sector público	726.531.467	0	0	0	0	726.531.467
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	726.531.467	0	0	0	0	726.531.467
				Totales	**726.531.467**	**0**	**0**	0	0	**726.531.467**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 419999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.855.145.130

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 419999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CENTRO DE ALMACENES CONGELADOS, C.A. (CEALCO)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 175.347.487

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**175.347.487**	**0**	**0**	**0**	**0**	**175.347.487**
407	01	00	00	Transferencias y donaciones corrientes internas	175.347.487	0	0	0	0	175.347.487
407	01	03	00	Transferencias corrientes internas al sector público	175.347.487	0	0	0	0	175.347.487
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	175.347.487	0	0	0	0	175.347.487
				Totales	**175.347.487**	**0**	**0**	**0**	**0**	**175.347.487**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PROYECTO: 419999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.855.145.130

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 419999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE COMERCIALIZADORA Y DISTRIBUIDORA RED VENEZUELA, C.A.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 820.004.446

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**828.004.446**	**0**	**0**	**0**	**0**	**828.004.446**
407	01	00	00	Transferencias y donaciones corrientes internas	828.004.446	0	0	0	0	828.004.446
407	01	03	00	Transferencias corrientes internas al sector público	828.004.446	0	0	0	0	828.004.446
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	828.004.446	0	0	0	0	828.004.446
				Totales	**828.004.446**	**0**	**0**	**0**	**0**	**828.004.446**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 419999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.855.145.130

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 419999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FABRICA PARA EL PROCESAMIENTO DE SÁBILA DE VENEZUELA, S.A. (SABILVEN)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 58.786.329

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**58.786.329**	**0**	**0**	**0**	**0**	**58.786.329**
407	01	00	00	Transferencias y donaciones corrientes internas	58.786.329	0	0	0	0	58.786.329
407	01	03	00	Transferencias corrientes internas al sector público	58.786.329	0	0	0	0	58.786.329
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	58.786.329	0	0	0	0	58.786.329
				Totales	**58.786.329**	**0**	**0**	**0**	**0**	**58.786.329**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 419999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.855.145.130

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 419999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CORPORACIÓN DE ABASTECIMIENTO Y SERVICIOS AGRÍCOLAS, S.A. (LA CASA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 5.365.751.892

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.365.751.892**	**0**	**0**	**0**	**0**	**5.365.751.892**
407	01	00	00	Transferencias y donaciones corrientes internas	5.365.751.892	0	0	0	0	5.365.751.892
407	01	03	00	Transferencias corrientes internas al sector público	5.365.751.892	0	0	0	0	5.365.751.892
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	5.365.751.892	0	0	0	0	5.365.751.892
				Totales	**5.365.751.892**	0	**0**	**0**	**0**	**5.365.751.892**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PROYECTO: 419999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.855.145.130

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 419999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CORPORACIÓN VENEZOLANA DE ALIMENTOS, S.A. (CVAL, S.A.)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 334.917.434

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**334.917.434**	**0**	**0**	**0**	**0**	**334.917.434**
407	01	00	00	Transferencias y donaciones corrientes internas	334.917.434	0	0	0	0	334.917.434
407	01	03	00	Transferencias corrientes internas al sector público	334.917.434	0	0	0	0	334.917.434
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	334.917.434	0	0	0	0	334.917.434
				Totales	**334.917.434**	**0**	**0**	**0**	**0**	**334.917.434**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PROYECTO: 419999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 12.855.145.130

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 419999010 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE EMPRESA MIXTA SOCIALISTA ARROZ DEL ALBA, S.A.

UNIDAD DE MEDIDA: BOLÍVAR

META: 326.675.747

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**326.675.747**	**0**	**0**	**0**	**0**	**326.675.747**
407	01	00	00	Transferencias y donaciones corrientes internas	326.675.747	0	0	0	0	326.675.747
407	01	03	00	Transferencias corrientes internas al sector público	326.675.747	0	0	0	0	326.675.747
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	326.675.747	0	0	0	0	326.675.747
				Totales	**326.675.747**	**0**	**0**	**0**	**0**	**326.675.747**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 419999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.855.145.130

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 419999011 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE EMPRESA MIXTA SOCIALISTA LACTEOS DEL ALBA, S.A.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 148.532.784

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**148.532.784**	0	**0**	0	**0**	**148.532.784**
407	01	00	00	Transferencias y donaciones corrientes internas	148.532.784	0	0	0	0	148.532.784
407	01	03	00	Transferencias corrientes internas al sector público	148.532.784	0	0	0	0	148.532.784
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	148.532.784	0	0	0	0	148.532.784
				Totales	**148.532.784**	**0**	**0**	**0**	**0**	**148.532.784**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 419999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.855.145.130

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 419999012 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE EMPRESA MIXTA SOCIALISTA PORCINOS DEL ALBA, S.A.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 85.983.141

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**85.983.141**	**0**	**0**	**0**	**0**	**85.983.141**
407	01	00	00	Transferencias y donaciones corrientes internas	85.983.141	0	0	0	0	85.983.141
407	01	03	00	Transferencias corrientes internas al sector público	85.983.141	0	0	0	0	85.983.141
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	85.983.141	0	0	0	0	85.983.141
				Totales	**85.983.141**	**0**	**0**	**0**	**0**	**85.983.141**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **PROYECTO:** 419999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.855.145.130

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 419999013 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE EMPRESA MIXTA SOCIALISTA AVÍCOLA DEL ALBA, S.A.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 67.002.521

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**67.002.521**	**0**	**0**	**0**	**0**	**67.002.521**
407	01	00	00	Transferencias y donaciones corrientes internas	67.002.521	0	0	0	0	67.002.521
407	01	03	00	Transferencias corrientes internas al sector público	67.002.521	0	0	0	0	67.002.521
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	67.002.521	0	0	0	0	67.002.521
				Totales	**67.002.521**	**0**	**0**	**0**	**0**	**67.002.521**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PROYECTO: 419999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.855.145.130

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 419999014 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE EMPRESA MIXTA SOCIALISTA PESQUERA INDUSTRIAL DEL ALBA, S.A.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 163.388.255

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**163.388.255**	**0**	**0**	**0**	**0**	**163.388.255**
407	01	00	00	Transferencias y donaciones corrientes internas	163.388.255	0	0	0	0	163.388.255
407	01	03	00	Transferencias corrientes internas al sector público	163.388.255	0	0	0	0	163.388.255
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	163.388.255	0	0	0	0	163.388.255
				Totales	**163.388.255**	**0**	**0**	**0**	**0**	**163.388.255**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**663.650.144**	0	0	0	0	**663.650.144**
401	01	00	00	Sueldos, salarios y otras retribuciones	144.025.685	0	0	0	0	144.025.685
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	81.901.922	0	0	0	0	81.901.922
401	01	09	00	Remuneraciones al personal en período de disponibilidad	150.000	0	0	0	0	150.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	16.365.521	0	0	0	0	16.365.521
401	01	18	00	Remuneraciones al personal contratado	32.868.305	0	0	0	0	32.868.305
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	29.268.305	0	0	0	0	29.268.305
401	01	18	02	Remuneraciones por honorarios profesionales	3.600.000	0	0	0	0	3.600.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	150.000	0	0	0	0	150.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	147.484	0	0	0	0	147.484
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	442.453	0	0	0	0	442.453
401	01	99	00	Otras retribuciones	12.000.000	0	0	0	0	12.000.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.000.000	0	0	0	0	2.000.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.000.000	0	0	0	0	1.000.000
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.000.000	0	0	0	0	1.000.000
401	03	00	00	Primas	103.550.525	0	0	0	0	103.550.525
401	03	02	00	Primas de transporte a empleados	17.184.000	0	0	0	0	17.184.000
401	03	04	00	Primas por hijos a empleados	3.046.800	0	0	0	0	3.046.800
401	03	08	00	Primas de profesionalización a empleados	8.170.863	0	0	0	0	8.170.863
401	03	09	00	Primas por antigüedad a empleados	6.928.020	0	0	0	0	6.928.020
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	6.613.155	0	0	0	0	6.613.155
401	03	17	00	Primas de transporte a obreros	3.663.000	0	0	0	0	3.663.000
401	03	19	00	Primas por hijos de obreros	732.600	0	0	0	0	732.600
401	03	21	00	Primas por antigüedad a obreros	1.601.800	0	0	0	0	1.601.800
401	03	22	00	Primas de profesionalización a obreros	714.885	0	0	0	0	714.885
401	03	37	00	Primas de transporte al personal contratado	6.660.000	0	0	0	0	6.660.000
401	03	39	00	Primas por hijos al personal contratado	1.332.000	0	0	0	0	1.332.000
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	101.421	0	0	0	0	101.421
401	03	47	00	Primas al personal de alto nivel y de dirección	208.621	0	0	0	0	208.621
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	115.440	0	0	0	0	115.440
401	03	95	00	Otras primas al personal de alto nivel y de dirección	346.320	0	0	0	0	346.320

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	96	00	Otras primas al personal contratado	11.100.000	0	0	0	0	11.100.000
401	03	97	00	Otras primas a empleados	28.926.600	0	0	0	0	28.926.600
401	03	98	00	Otras primas a obreros	6.105.000	0	0	0	0	6.105.000
401	04	00	00	Complementos de sueldos y salarios	77.532.400	0	0	0	0	77.532.400
401	04	06	00	Complemento a empleados por comisión de servicios	4.000.000	0	0	0	0	4.000.000
401	04	08	00	Bono compensatorio de alimentación a empleados	43.245.600	0	0	0	0	43.245.600
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.200.000	0	0	0	0	1.200.000
401	04	18	00	Bono compensatorio de alimentación a obreros	9.768.000	0	0	0	0	9.768.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	17.760.000	0	0	0	0	17.760.000
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	26.000	0	0	0	0	26.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	266.400	0	0	0	0	266.400
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	1.000.000	0	0	0	0	1.000.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	266.400	0	0	0	0	266.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	92.128.587	0	0	0	0	92.128.587
401	05	01	00	Aguinaldos a empleados	43.056.433	0	0	0	0	43.056.433
401	05	03	00	Bono vacacional a empleados	14.574.885	0	0	0	0	14.574.885
401	05	04	00	Aguinaldos a obreros	7.919.641	0	0	0	0	7.919.641
401	05	06	00	Bono vacacional a obreros	2.564.201	0	0	0	0	2.564.201
401	05	07	00	Aguinaldos al personal contratado	17.547.136	0	0	0	0	17.547.136
401	05	08	00	Bono vacacional al personal contratado	5.693.367	0	0	0	0	5.693.367
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	120.069	0	0	0	0	120.069
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	46.385	0	0	0	0	46.385
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	486.673	0	0	0	0	486.673
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	119.797	0	0	0	0	119.797
401	06	00	00	Aportes patronales y legales	33.470.598	0	0	0	0	33.470.598
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	11.805.657	0	0	0	0	11.805.657
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.935.219	0	0	0	0	3.935.219
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.623.479	0	0	0	0	2.623.479
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.976.046	0	0	0	0	2.976.046
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.077.003	0	0	0	0	2.077.003
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	692.334	0	0	0	0	692.334

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	461.556	0	0	0	0	461.556
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	461.556	0	0	0	0	461.556
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.611.627	0	0	0	0	4.611.627
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.024.806	0	0	0	0	1.024.806
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.024.806	0	0	0	0	1.024.806
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	37.572	0	0	0	0	37.572
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	12.524	0	0	0	0	12.524
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	8.349	0	0	0	0	8.349
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	8.349	0	0	0	0	8.349
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	97.035	0	0	0	0	97.035
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	32.345	0	0	0	0	32.345
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	21.563	0	0	0	0	21.563
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	21.563	0	0	0	0	21.563
401	06	95	00	Otros aportes legales por personal contratado	1.537.209	0	0	0	0	1.537.209
401	07	00	00	Asistencia socio-económica	163.975.208	0	0	0	0	163.975.208
401	07	02	00	Becas a empleados	1.500.000	0	0	0	0	1.500.000
401	07	03	00	Ayudas por matrimonio a empleados	37.000	0	0	0	0	37.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	37.000	0	0	0	0	37.000
401	07	05	00	Ayudas por defunción a empleados	37.000	0	0	0	0	37.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	370.000	0	0	0	0	370.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	19.676.095	0	0	0	0	19.676.095
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	34.503.677	0	0	0	0	34.503.677
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.572.500	0	0	0	0	1.572.500
401	07	10	00	Dotación de uniformes a empleados	18.307.800	0	0	0	0	18.307.800
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	5.106.000	0	0	0	0	5.106.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	684.500	0	0	0	0	684.500
401	07	18	00	Becas a obreros	1.500.000	0	0	0	0	1.500.000
401	07	19	00	Ayudas por matrimonio de obreros	37.000	0	0	0	0	37.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	18.500	0	0	0	0	18.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	21	00	Ayudas por defunción a obreros	18.500	0	0	0	0	18.500
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	370.000	0	0	0	0	370.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	3.461.671	0	0	0	0	3.461.671
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	18.020.833	0	0	0	0	18.020.833
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.665.000	0	0	0	0	1.665.000
401	07	26	00	Dotación de uniformes a obreros	7.495.200	0	0	0	0	7.495.200
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.998.000	0	0	0	0	1.998.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	647.500	0	0	0	0	647.500
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	62.620	0	0	0	0	62.620
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	220.000	0	0	0	0	220.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	9.250	0	0	0	0	9.250
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	9.250	0	0	0	0	9.250
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	9.250	0	0	0	0	9.250
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	370.000	0	0	0	0	370.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	161.725	0	0	0	0	161.725
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	318.750	0	0	0	0	318.750
401	07	75	00	Becas al personal contratado	1.500.000	0	0	0	0	1.500.000
401	07	76	00	Ayudas por matrimonio al personal contratado	37.000	0	0	0	0	37.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	37.000	0	0	0	0	37.000
401	07	78	00	Ayudas por defunción al personal contratado	37.000	0	0	0	0	37.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	370.000	0	0	0	0	370.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	7.686.046	0	0	0	0	7.686.046
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	22.089.041	0	0	0	0	22.089.041
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.572.500	0	0	0	0	1.572.500
401	07	83	00	Dotación de uniformes al personal contratado	8.352.000	0	0	0	0	8.352.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	3.330.000	0	0	0	0	3.330.000
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	740.000	0	0	0	0	740.000
401	08	00	00	Prestaciones sociales e indemnizaciones	46.967.141	0	0	0	0	46.967.141
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	28.704.289	0	0	0	0	28.704.289

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	5.279.760	0	0	0	0	5.279.760
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	11.698.090	0	0	0	0	11.698.090
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	960.553	0	0	0	0	960.553
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	324.449	0	0	0	0	324.449
403	**00**	**00**	**00**	**Servicios no personales**	**9.915.338**	**0**	**0**	**0**	**0**	**9.915.338**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.000.000	0	0	0	0	3.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	3.000.000	0	0	0	0	3.000.000
403	18	00	00	Impuestos indirectos	5.506.968	0	0	0	0	5.506.968
403	18	01	00	Impuesto al valor agregado	5.506.968	0	0	0	0	5.506.968
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.408.370	0	0	0	0	1.408.370
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.408.370	0	0	0	0	1.408.370
				Totales	**673.565.482**	**0**	**0**	**0**	**0**	**673.565.482**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 410001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**663.650.144**	**0**	**0**	**0**	**0**	**663.650.144**
401	01	00	00	Sueldos, salarios y otras retribuciones	144.025.685	0	0	0	0	144.025.685
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	81.901.922	0	0	0	0	81.901.922
401	01	09	00	Remuneraciones al personal en período de disponibilidad	150.000	0	0	0	0	150.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	16.365.521	0	0	0	0	16.365.521
401	01	18	00	Remuneraciones al personal contratado	32.868.305	0	0	0	0	32.868.305
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	29.268.305	0	0	0	0	29.268.305
401	01	18	02	Remuneraciones por honorarios profesionales	3.600.000	0	0	0	0	3.600.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	150.000	0	0	0	0	150.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	147.484	0	0	0	0	147.484
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	442.453	0	0	0	0	442.453
401	01	99	00	Otras retribuciones	12.000.000	0	0	0	0	12.000.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.000.000	0	0	0	0	2.000.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.000.000	0	0	0	0	1.000.000
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.000.000	0	0	0	0	1.000.000
401	03	00	00	Primas	103.550.525	0	0	0	0	103.550.525
401	03	02	00	Primas de transporte a empleados	17.184.000	0	0	0	0	17.184.000
401	03	04	00	Primas por hijos a empleados	3.046.800	0	0	0	0	3.046.800
401	03	08	00	Primas de profesionalización a empleados	8.170.863	0	0	0	0	8.170.863
401	03	09	00	Primas por antigüedad a empleados	6.928.020	0	0	0	0	6.928.020
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	6.613.155	0	0	0	0	6.613.155
401	03	17	00	Primas de transporte a obreros	3.663.000	0	0	0	0	3.663.000
401	03	19	00	Primas por hijos de obreros	732.600	0	0	0	0	732.600
401	03	21	00	Primas por antigüedad a obreros	1.601.800	0	0	0	0	1.601.800
401	03	22	00	Primas de profesionalización a obreros	714.885	0	0	0	0	714.885
401	03	37	00	Primas de transporte al personal contratado	6.660.000	0	0	0	0	6.660.000
401	03	39	00	Primas por hijos al personal contratado	1.332.000	0	0	0	0	1.332.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 410001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	101.421	0	0	0	0	101.421
401	03	47	00	Primas al personal de alto nivel y de dirección	208 621	0	0	0	0	208.621
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	115.440	0	0	0	0	115.440
401	03	95	00	Otras primas al personal de alto nivel y de dirección	346.320	0	0	0	0	346.320
401	03	96	00	Otras primas al personal contratado	11.100.000	0	0	0	0	11.100.000
401	03	97	00	Otras primas a empleados	28.926.600	0	0	0	0	28.926.600
401	03	98	00	Otras primas a obreros	6.105.000	0	0	0	0	6.105.000
401	04	00	00	Complementos de sueldos y salarios	77.532.400	0	0	0	0	77.532.400
401	04	06	00	Complemento a empleados por comisión de servicios	4.000.000	0	0	0	0	4.000.000
401	04	08	00	Bono compensatorio de alimentación a empleados	43.245.600	0	0	0	0	43.245.600
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.200.000	0	0	0	0	1.200.000
401	04	18	00	Bono compensatorio de alimentación a obreros	9.768.000	0	0	0	0	9.768.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	17.760.000	0	0	0	0	17.760.000
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	26.000	0	0	0	0	26.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	266.400	0	0	0	0	266.400
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	1.000.000	0	0	0	0	1.000.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	266.400	0	0	0	0	266.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	92.128.587	0	0	0	0	92.128.587
401	05	01	00	Aguinaldos a empleados	43.056.433	0	0	0	0	43.056.433
401	05	03	00	Bono vacacional a empleados	14.574.885	0	0	0	0	14.574.885
401	05	04	00	Aguinaldos a obreros	7.919.641	0	0	0	0	7.919.641
401	05	06	00	Bono vacacional a obreros	2.564.201	0	0	0	0	2.564.201
401	05	07	00	Aguinaldos al personal contratado	17.547.136	0	0	0	0	17.547.136
401	05	08	00	Bono vacacional al personal contratado	5.693.367	0	0	0	0	5.693.367
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	120.069	0	0	0	0	120.069
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	46.385	0	0	0	0	46.385

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 410001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	486.673	0	0	0	0	486.673
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	119.797	0	0	0	0	119.797
401	06	00	00	Aportes patronales y legales	33.470.598	0	0	0	0	33.470.598
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	11.805.657	0	0	0	0	11.805.657
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.935.219	0	0	0	0	3.935.219
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.623.479	0	0	0	0	2.623.479
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.976.046	0	0	0	0	2.976.046
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.077.003	0	0	0	0	2.077.003
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	692.334	0	0	0	0	692.334
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	461.556	0	0	0	0	461.556
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	461.556	0	0	0	0	461.556
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.611.627	0	0	0	0	4.611.627
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.024.806	0	0	0	0	1.024.806
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.024.806	0	0	0	0	1.024.806
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	37.572	0	0	0	0	37.572
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	12.524	0	0	0	0	12.524
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	8.349	0	0	0	0	8.349
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	8.349	0	0	0	0	8.349
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	97.035	0	0	0	0	97.035
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	32.345	0	0	0	0	32.345
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	21.563	0	0	0	0	21.563
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	21.563	0	0	0	0	21.563
401	06	95	00	Otros aportes legales por personal contratado	1.537.209	0	0	0	0	1.537.209
401	07	00	00	Asistencia socio-económica	163.975.208	0	0	0	0	163.975.208
401	07	02	00	Becas a empleados	1.500.000	0	0	0	0	1.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 410001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	03	00	Ayudas por matrimonio a empleados	37.000	0	0	0	0	37.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	37.000	0	0	0	0	37.000
401	07	05	00	Ayudas por defunción a empleados	37.000	0	0	0	0	37.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	370.000	0	0	0	0	370.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	19.676.095	0	0	0	0	19.676.095
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	34.503.677	0	0	0	0	34.503.677
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.572.500	0	0	0	0	1.572.500
401	07	10	00	Dotación de uniformes a empleados	18.307.800	0	0	0	0	18.307.800
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	5.106.000	0	0	0	0	5.106.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	684.500	0	0	0	0	684.500
401	07	18	00	Becas a obreros	1.500.000	0	0	0	0	1.500.000
401	07	19	00	Ayudas por matrimonio de obreros	37.000	0	0	0	0	37.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	18.500	0	0	0	0	18.500
401	07	21	00	Ayudas por defunción a obreros	18.500	0	0	0	0	18.500
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	370.000	0	0	0	0	370.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	3.461.671	0	0	0	0	3.461.671
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	18.020.833	0	0	0	0	18.020.833
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.665.000	0	0	0	0	1.665.000
401	07	26	00	Dotación de uniformes a obreros	7.495.200	0	0	0	0	7.495.200
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.998.000	0	0	0	0	1.998.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	647.500	0	0	0	0	647.500
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	62.620	0	0	0	0	62.620
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	220.000	0	0	0	0	220.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	9.250	0	0	0	0	9.250
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	9.250	0	0	0	0	9.250

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 410001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	9.250	0	0	0	0	9.250
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	370.000	0	0	0	0	370.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	161.725	0	0	0	0	161.725
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	318.750	0	0	0	0	318.750
401	07	75	00	Becas al personal contratado	1.500.000	0	0	0	0	1.500.000
401	07	76	00	Ayudas por matrimonio al personal contratado	37.000	0	0	0	0	37.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	37.000	0	0	0	0	37.000
401	07	78	00	Ayudas por defunción al personal contratado	37.000	0	0	0	0	37.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	370.000	0	0	0	0	370.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	7.686.046	0	0	0	0	7.686.046
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	22.089.041	0	0	0	0	22.089.041
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.572.500	0	0	0	0	1.572.500
401	07	83	00	Dotación de uniformes al personal contratado	8.352.000	0	0	0	0	8.352.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	3.330.000	0	0	0	0	3.330.000
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	740.000	0	0	0	0	740.000
401	08	00	00	Prestaciones sociales e indemnizaciones	46.967.141	0	0	0	0	46.967.141
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	28.704.289	0	0	0	0	28.704.289
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	5.279.760	0	0	0	0	5.279.760
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	11.698.090	0	0	0	0	11.698.090
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	960.553	0	0	0	0	960.553
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	324.449	0	0	0	0	324.449
403	**00**	**00**	**00**	**Servicios no personales**	**9.915.338**	0	**0**	**0**	**0**	**9.915.338**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.000.000	0	0	0	0	3.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	3.000.000	0	0	0	0	3.000.000
403	18	00	00	Impuestos indirectos	5.506.968	0	0	0	0	5.506.968
403	18	01	00	Impuesto al valor agregado	5.506.968	0	0	0	0	5.506.968

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 410001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	**Otras Fuentes**	TOTAL
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.408.370	0	0	0	0	1.408.370
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.408.370	0	0	0	0	1.408.370
				Totales	**673.565.482**	0	**0**	**0**	**0**	**673.565.482**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

FA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	423.542.049	0	0	0	0	423.542.049
402	01	00	00	Productos alimenticios y agropecuarios	25.528.995	0	0	0	0	25.528.995
402	01	01	00	Alimentos y bebidas para personas	25.528.995	0	0	0	0	25.528.995
402	03	00	00	Textiles y vestuarios	2.000.000	0	0	0	0	2.000.000
402	03	01	00	Textiles	400.000	0	0	0	0	400.000
402	03	02	00	Prendas de vestir	750.000	0	0	0	0	750.000
402	03	03	00	Calzados	250.000	0	0	0	0	250.000
402	03	99	00	Otros productos textiles y vestuarios	600.000	0	0	0	0	600.000
402	04	00	00	Productos de cuero y caucho	9.500.000	0	0	0	0	9.500.000
402	04	03	00	Cauchos y tripas para vehículos	8.750.000	0	0	0	0	8.750.000
402	04	99	00	Otros productos de cuero y caucho	750.000	0	0	0	0	750.000
402	05	00	00	Productos de papel, cartón e impresos	192.148.26	0	0	0	0	192.148.268
402	05	01	00	Pulpa de madera, papel y cartón	13.288.390	0	0	0	0	13.288.390
402	05	02	00	Envases y cajas de papel y cartón	360.000	0	0	0	0	360.000
402	05	03	00	Productos de papel y cartón para oficina	176.697.438	0	0	0	0	176.697.438
402	05	04	00	Libros, revistas y periódicos	1.802.440	0	0	0	0	1.802.440
402	06	00	00	Productos químicos y derivados	20.486.522	0	0	0	0	20.486.522
402	06	03	00	Tintas, pinturas y colorantes	17.425.000	0	0	0	0	17.425.000
402	06	04	00	Productos farmacéuticos y medicamentos	259.318	0	0	0	0	259.318
402	06	05	00	Productos de tocador	106.505	0	0	0	0	106.505
402	06	06	00	Combustibles y lubricantes	1.176.409	0	0	0	0	1.176.409
402	06	08	00	Productos plásticos	1.519.290	0	0	0	0	1.519.290
402	07	00	00	Productos minerales no metálicos	11.900	0	0	0	0	11.900
402	07	01	00	Productos de barro, loza y porcelana	4.250	0	0	0	0	4.250
402	07	02	00	Vidrios y productos de vidrio	7.650	0	0	0	0	7.650
402	08	00	00	Productos metálicos	10.497.903	0	0	0	0	10.497.903
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	6.750.940	0	0	0	0	6.750.940
402	08	07	00	Material de señalamiento	300.000	0	0	0	0	300.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.446.963	0	0	0	0	3.446.963
402	10	00	00	Productos varios y útiles diversos	158.265.961	0	0	0	0	158.265.961
402	10	01	00	Artículos de deporte, recreación y juguetes	1.361.050	0	0	0	0	1.361.050
402	10	02	00	Materiales y útiles de limpieza y aseo	3.124.362	0	0	0	0	3.124.362
402	10	03	00	Utensilios de cocina y comedor	333.730	0	0	0	0	333.730

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	39.172.852	0	0	0	0	39.172.852
402	10	06	00	Condecoraciones, ofrendas y similares	973.660	0	0	0	0	973.660
402	10	07	00	Productos de seguridad en el trabajo	3.836.832	0	0	0	0	3.836.832
402	10	08	00	Materiales para equipos de computación	99.176.560	0	0	0	0	99.176.560
402	10	11	00	Materiales eléctricos	7.702.649	0	0	0	0	7.702.649
402	10	12	00	Materiales para instalaciones sanitarias	2.108.266	0	0	0	0	2.108.266
402	10	13	00	Materiales fotográficos	476.000	0	0	0	0	476.000
402	99	00	00	Otros materiales y suministros	5.102.500	0	0	0	0	5.102.500
402	99	01	00	Otros materiales y suministros	5.102.500	0	0	0	0	5.102.500
403	**00**	**00**	**00**	**Servicios no personales**	**542.032.802**	**0**	**0**	**0**	**0**	**542.032.802**
403	01	00	00	Alquileres de inmuebles	35.000	0	0	0	0	35.000
403	01	01	00	Alquileres de edificios y locales	35.000	0	0	0	0	35.000
403	02	00	00	Alquileres de maquinaria y equipos	90.000	0	0	0	0	90.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	30.000	0	0	0	0	30.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	15.000
403	02	99	00	Alquileres de otras maquinaria y equipos	45.000	0	0	0	0	45.000
403	03	00	00	Derechos sobre bienes intangibles	225.000	0	0	0	0	225.000
403	03	03	00	Paquetes y programas de computación	225.00	0	0	0	0	225.000
403	04	00	00	Servicios básicos	38.285.00	0	0	0	0	38.285.000
403	04	01	00	Electricidad	3.000.00	0	0	0	0	3.000.000
403	04	02	00	Gas	60.000	0	0	0	0	60.000
403	04	03	00	Agua	540.000	0	0	0	0	540.000
403	04	04	00	Teléfonos	9.360.00	0	0	0	0	9.360.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	3.860.000	0	0	0	0	3.860.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	5.500.00	0	0	0	0	5.500.000
403	04	05	00	Servicio de comunicaciones	22.920.000	0	0	0	0	22.920.000
403	04	06	00	Servicio de aseo urbano y domiciliario	2.400.000	0	0	0	0	2.400.000
403	04	07	00	Servicio de condominio	5.000	0	0	0	0	5.000
403	06	00	00	Servicios de transporte y almacenaje	300.000	0	0	0	0	300.000
403	06	01	00	Fletes y embalajes	150.000	0	0	0	0	150.000
403	06	02	00	Almacenaje	5.000	0	0	0	0	5.000
403	06	03	00	Estacionamiento	6.500	0	0	0	0	6.500
403	06	04	00	Peaje	3.500	0	0	0	0	3.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	135.000	0	0	0	0	135.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	35.600.000	0	0	0	0	35.600.000
403	07	01	00	Publicidad y propaganda	1.800.000	0	0	0	0	1.800.00
403	07	02	00	Imprenta y reproducción	4.800.000	0	0	0	0	4.800.00
403	07	03	00	Relaciones sociales	28.000.000	0	0	0	0	28.000.00
403	07	04	00	Avisos	1.000.000	0	0	0	0	1.000.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.325.000	0	0	0	0	1.325.000
403	08	01	00	Primas y gastos de seguros	1.300.000	0	0	0	0	1.300.000
403	08	02	00	Comisiones y gastos bancarios	15.000	0	0	0	0	15.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	10.000	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	18.300.000	0	0	0	0	18.300.000
403	09	01	00	Viáticos y pasajes dentro del país	16.500.000	0	0	0	0	16.500.000
403	09	02	00	Viáticos y pasajes fuera del país	1.800.000	0	0	0	0	1.800.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	14.356.000	0	0	0	0	14.356.000
403	10	01	00	Servicios jurídicos	6.000	0	0	0	0	6.000
403	10	03	00	Servicios de procesamiento de datos	9.672.000	0	0	0	0	9.672.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	35.000	0	0	0	0	35.000
403	10	09	00	Servicios de lavandería y tintorería	18.000	0	0	0	0	18.000
403	10	11	00	Servicios para la elaboración y suministro de comida	5.000	0	0	0	0	5.000
403	10	99	00	Otros servicios profesionales y técnicos	4.620.000	0	0	0	0	4.620.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	98.700.000	0	0	0	0	98.700.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	59.600.000	0	0	0	0	59.600.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	2.000.000	0	0	0	0	2.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	36.200.000	0	0	0	0	36.200.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	900.000	0	0	0	0	900.000
403	12	00	00	Conservación y reparaciones menores de obras	126.207.742	0	0	0	0	126.207.742
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	125.400.000	0	0	0	0	125.400.000
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	807.742	0	0	0	0	807.742
403	15	00	00	Servicios fiscales	5.000	0	0	0	0	5.000
403	15	02	00	Tasas y otros derechos obligatorios	5.000	0	0	0	0	5.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	16.900.000	0	0	0	0	16.900.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	16.900.000	0	0	0	0	16.900.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	191.204.060	0	0	0	0	191.204.060
403	18	01	00	Impuesto al valor agregado	191.202.060	0	0	0	0	191.202.060
403	18	99	00	Otros impuestos indirectos	2.000	0	0	0	0	2.000
403	99	00	00	Otros servicios no personales	500.000	0	0	0	0	500.000
403	99	01	00	Otros servicios no personales	500.000	0	0	0	0	500.000
404	**00**	**00**	**00**	**Activos reales**	**796.041.910**	**0**	**0**	**0**	**0**	**796.041.910**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	91.009.000	0	0	0	0	91.009.000
404	01	01	00	Repuestos mayores	68.955.000	0	0	0	0	68.955.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	61.050.000	0	0	0	0	61.050.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	7.905.000	0	0	0	0	7.905.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	22.054.000	0	0	0	0	22.054.000
404	01	02	01	Reparaciones, mejoras y adiciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	5.364.000	0	0	0	0	5.364.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	14.040.000	0	0	0	0	14.040.000
404	01	02	03	Reparaciones, mejoras y adiciones mayores de equipos de comunicaciones y de señalamiento	900.000	0	0	0	0	900.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.750.000	0	0	0	0	1.750.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.895.000	0	0	0	0	1.895.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	600.000	0	0	0	0	600.000
404	03	06	00	Maquinaria y equipos de energía	1.295.000	0	0	0	0	1.295.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	164.053.600	0	0	0	0	164.053.600
404	05	01	00	Equipos de telecomunicaciones	162.353.600	0	0	0	0	162.353.600
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	1.700.000	0	0	0	0	1.700.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.920.000	0	0	0	0	1.920.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.920.000	0	0	0	0	1.920.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	532.891.910	0	0	0	0	532.891.910
404	09	01	00	Mobiliario y equipos de oficina	6.287.122	0	0	0	0	6.287.122
404	09	02	00	Equipos de computación	516.163.997	0	0	0	0	516.163.997
404	09	03	00	Mobiliario y equipos de alojamiento	10.412.618	0	0	0	0	10.412.618
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	28.173	0	0	0	0	28.173
404	12	00	00	Activos intangibles	4.272.400	0	0	0	0	4.272.400
404	12	04	00	Paquetes y programas de computación	3.872.400	0	0	0	0	3.872.400
404	12	05	00	Estudios y proyectos	400.000	0	0	0	0	400.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.197.365.971**	**0**	**0**	**0**	**0**	**6.197.365.971**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	00	00	Transferencias y donaciones corrientes internas	6.101.799.771	0	0	0	0	6.101.799.771
407	01	02	00	Donaciones corrientes internas al sector privado	12.000.000	0	0	0	0	12.000.000
407	01	02	01	Donaciones corrientes a personas	12.000.000	0	0	0	0	12.000.000
407	01	03	00	Transferencias corrientes internas al sector público	6.089.799.771	0	0	0	0	6.089.799.771
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.089.799.771	0	0	0	0	5.089.799.771
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.000.000.000	0	0	0	0	1.000.000.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	8.000.000	0	0	0	0	8.000.000
407	02	02	00	Donaciones corrientes al exterior	8.000.000	0	0	0	0	8.000.000
407	02	02	01	Donaciones corrientes a personas	8.000.000	0	0	0	0	8.000.000
407	03	00	00	Transferencias y donaciones de capital internas	87.566.200	0	0	0	0	87.566.200
407	03	03	00	Transferencias de capital internas al sector público	87.566.200	0	0	0	0	87.566.200
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	87.566.200	0	0	0	0	87.566.200
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	1.000.000	0	0	0	0	1.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.000.000	0	0	0	0	1.000.000
				Totales	**7.959.982.732**	**0**	**0**	**0**	**0**	**7.959.982.732**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.177.365.971**	**0**	**0**	**0**	**0**	**6.177.365.971**
407	01	00	00	Transferencias y donaciones corrientes internas	6.089.799.771	0	0	0	0	6.089.799.771
407	01	03	00	Transferencias corrientes internas al sector público	6.089.799.771	0	0	0	0	6.089.799.771
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.089.799.771	0	0	0	0	5.089.799.771
				- A0057 Instituto Nacional de Nutrición (INN)	3.571.121.757	0	0	0	0	3.571.121.757
				- A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)	1.094.457.236	0	0	0	0	1.094.457.236
				- A0575 Superintendencia Nacional de Gestión Agroalimentaria (SUNAGRO)	424.220.778	0	0	0	0	424.220.778
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.000.000.000	0	0	0	0	1.000.000.000
				- A0222 Red de Abastos Bicentenario, S.A.	1.000.000.000	0	0	0	0	1.000.000.000
407	03	00	00	Transferencias y donaciones de capital internas	87.566.200	0	0	0	0	87.566.200
407	03	03	00	Transferencias de capital internas al sector público	87.566.200	0	0	0	0	87.566.200
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	87.566.200	0	0	0	0	87.566.200
				- A0057 Instituto Nacional de Nutrición (INN)	13.806.000	0	0	0	0	13.806.000
				- A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)	73.760.200	0	0	0	0	73.760.200
				Totales	**6.177.365.971**	**0**	**0**	**0**	**0**	**6.177.365.971**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 410002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**423.542.049**	**0**	0	0	**0**	423.542.049
402	01	00	00	Productos alimenticios y agropecuarios	25.528.995	0	0	0	0	25.528.995
402	01	01	00	Alimentos y bebidas para personas	25.528.995	0	0	0	0	25.528.995
402	03	00	00	Textiles y vestuarios	2.000.000	0	0	0	0	2.000.000
402	03	01	00	Textiles	400.000	0	0	0	0	400.000
402	03	02	00	Prendas de vestir	750.000	0	0	0	0	750.000
402	03	03	00	Calzados	250.000	0	0	0	0	250.000
402	03	99	00	Otros productos textiles y vestuarios	600.000	0	0	0	0	600.000
402	04	00	00	Productos de cuero y caucho	9.500.000	0	0	0	0	9.500.000
402	04	03	00	Cauchos y tripas para vehículos	8.750.000	0	0	0	0	8.750.000
402	04	99	00	Otros productos de cuero y caucho	750.000	0	0	0	0	750.000
402	05	00	00	Productos de papel, cartón e impresos	192.148.268	0	0	0	0	192.148.268
402	05	01	00	Pulpa de madera, papel y cartón	13.288.390	0	0	0	0	13.288.390
402	05	02	00	Envases y cajas de papel y cartón	360.000	0	0	0	0	360.000
402	05	03	00	Productos de papel y cartón para oficina	176.697.438	0	0	0	0	176.697.438
402	05	04	00	Libros, revistas y periódicos	1.802.440	0	0	0	0	1.802.440
402	06	00	00	Productos químicos y derivados	20.486.522	0	0	0	0	20.486.522
402	06	03	00	Tintas, pinturas y colorantes	17.425.000	0	0	0	0	17.425.000
402	06	04	00	Productos farmacéuticos y medicamentos	259.318	0	0	0	0	259.318
402	06	05	00	Productos de tocador	106.505	0	0	0	0	106.505
402	06	06	00	Combustibles y lubricantes	1.176.409	0	0	0	0	1.176.409
402	06	08	00	Productos plásticos	1.519.290	0	0	0	0	1.519.290
402	07	00	00	Productos minerales no metálicos	11.900	0	0	0	0	11.900
402	07	01	00	Productos de barro, loza y porcelana	4.250	0	0	0	0	4.250
402	07	02	00	Vidrios y productos de vidrio	7.650	0	0	0	0	7.650
402	08	00	00	Productos metálicos	10.497.903	0	0	0	0	10.497.903
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	6.750.940	0	0	0	0	6.750.940
402	08	07	00	Material de señalamiento	300.000	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 410002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.446.963	0	0	0	0	3.446.963
402	10	00	00	Productos varios y útiles diversos	158.265.961	0	0	0	0	158.265.961
402	10	01	00	Artículos de deporte, recreación y juguetes	1.361.050	0	0	0	0	1.361.050
402	10	02	00	Materiales y útiles de limpieza y aseo	3.124.362	0	0	0	0	3.124.362
402	10	03	00	Utensilios de cocina y comedor	333.730	0	0	0	0	333.730
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	39.172.852	0	0	0	0	39.172.852
402	10	06	00	Condecoraciones, ofrendas y similares	973.660	0	0	0	0	973.660
402	10	07	00	Productos de seguridad en el trabajo	3.836.832	0	0	0	0	3.836.832
402	10	08	00	Materiales para equipos de computación	99.176.560	0	0	0	0	99.176.560
402	10	11	00	Materiales eléctricos	7.702.649	0	0	0	0	7.702.649
402	10	12	00	Materiales para instalaciones sanitarias	2.108.266	0	0	0	0	2.108.266
402	10	13	00	Materiales fotográficos	476.000	0	0	0	0	476.000
402	99	00	00	Otros materiales y suministros	5.102.500	0	0	0	0	5.102.500
402	99	01	00	Otros materiales y suministros	5.102.500	0	0	0	0	5.102.500
403	**00**	**00**	**00**	**Servicios no personales**	**542.032.802**	**0**	**0**	**0**	**0**	**542.032.802**
403	01	00	00	Alquileres de inmuebles	35.000	0	0	0	0	35.000
403	01	01	00	Alquileres de edificios y locales	35.000	0	0	0	0	35.000
403	02	00	00	Alquileres de maquinaria y equipos	90.000	0	0	0	0	90.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	30.000	0	0	0	0	30.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	15.000
403	02	99	00	Alquileres de otras maquinaria y equipos	45.000	0	0	0	0	45.000
403	03	00	00	Derechos sobre bienes intangibles	225.000	0	0	0	0	225.000
403	03	03	00	Paquetes y programas de computación	225.000	0	0	0	0	225.000
403	04	00	00	Servicios básicos	38.285.000	0	0	0	0	38.285.000
403	04	01	00	Electricidad	3.000.000	0	0	0	0	3.000.000
403	04	02	00	Gas	60.000	0	0	0	0	60.000
403	04	03	00	Agua	540.000	0	0	0	0	540.000
403	04	04	00	Teléfonos	9.360.000	0	0	0	0	9.360.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **ACCIÓN CENTRALIZADA:** 410002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 410002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	04	01	Servicios de telefonía prestados por organismos públicos	3.860.000	0	0	0	0	3.860.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	5.500.000	0	0	0	0	5.500.000
403	04	05	00	Servicio de comunicaciones	22.920.000	0	0	0	0	22.920.000
403	04	06	00	Servicio de aseo urbano y domiciliario	2.400.000	0	0	0	0	2.400.000
403	04	07	00	Servicio de condominio	5.000	0	0	0	0	5.000
403	06	00	00	Servicios de transporte y almacenaje	300.000	0	0	0	0	300.000
403	06	01	00	Fletes y embalajes	150.000	0	0	0	0	150.000
403	06	02	00	Almacenaje	5.000	0	0	0	0	5.000
403	06	03	00	Estacionamiento	6.500	0	0	0	0	6.500
403	06	04	00	Peaje	3.500	0	0	0	0	3.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	135.000	0	0	0	0	135.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	35.600.000	0	0	0	0	35.600.000
403	07	01	00	Publicidad y propaganda	1.800.000	0	0	0	0	1.800.000
403	07	02	00	Imprenta y reproducción	4.800.000	0	0	0	0	4.800.000
403	07	03	00	Relaciones sociales	28.000.000	0	0	0	0	28.000.000
403	07	04	00	Avisos	1.000.000	0	0	0	0	1.000.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.325.000	0	0	0	0	1.325.000
403	08	01	00	Primas y gastos de seguros	1.300.000	0	0	0	0	1.300.000
403	08	02	00	Comisiones y gastos bancarios	15.000	0	0	0	0	15.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	10.000	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	18.300.000	0	0	0	0	18.300.000
403	09	01	00	Viáticos y pasajes dentro del país	16.500.000	0	0	0	0	16.500.000
403	09	02	00	Viáticos y pasajes fuera del país	1.800.000	0	0	0	0	1.800.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	14.356.000	0	0	0	0	14.356.000
403	10	01	00	Servicios jurídicos	6.000	0	0	0	0	6.000
403	10	03	00	Servicios de procesamiento de datos	9.672.000	0	0	0	0	9.672.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	35.000	0	0	0	0	35.000
403	10	09	00	Servicios de lavandería y tintorería	18.000	0	0	0	0	18.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **ACCIÓN CENTRALIZADA:** 410002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 410002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	11	00	Servicios para la elaboración y suministro de comida	5.000	0	0	0	0	5.000
403	10	99	00	Otros servicios profesionales y técnicos	4.620.000	0	0	0	0	4.620.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	98.700.000	0	0	0	0	98.700.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	59.600.000	0	0	0	0	59.600.000
403	11	03	00	Conservacion y reparaciones menores de equipos de comunicaciones y de señalamiento	2.000.000	0	0	0	0	2.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	36.200.000	0	0	0	0	36.200.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	900.000	0	0	0	0	900.000
403	12	00	00	Conservación y reparaciones menores de obras	126.207.742	0	0	0	0	126.207.742
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	125.400.000	0	0	0	0	125.400.000
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	807.742	0	0	0	0	807.742
403	15	00	00	Servicios fiscales	5.000	0	0	0	0	5.000
403	15	02	00	Tasas y otros derechos obligatorios	5.000	0	0	0	0	5.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	16.900.000	0	0	0	0	16.900.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	16.900.000	0	0	0	0	16.900.000
403	18	00	00	Impuestos indirectos	191.204.060	0	0	0	0	191.204.060
403	18	01	00	Impuesto al valor agregado	191.202.060	0	0	0	0	191.202.060
403	18	99	00	Otros impuestos indirectos	2.000	0	0	0	0	2.000
403	99	00	00	Otros servicios no personales	500.000	0	0	0	0	500.000
403	99	01	00	Otros servicios no personales	500.000	0	0	0	0	500.000
404	**00**	**00**	**00**	**Activos reales**	**796.041.910**	**0**	**0**	**0**	**0**	**796.041.910**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	91.009.000	0	0	0	0	91.009.000
404	01	01	00	Repuestos mayores	68.955.000	0	0	0	0	68.955.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	61.050.000	0	0	0	0	61.050.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	7.905.000	0	0	0	0	7.905.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	22.054.000	0	0	0	0	22.054.000
404	01	02	01	Reparaciones, mejoras y adiciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	5.364.000	0	0	0	0	5.364.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	14.040.000	0	0	0	0	14.040.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 410002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	02	03	Reparaciones, mejoras y adiciones mayores de equipos de comunicaciones y de señalamiento	900.000	0	0	0	0	900.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.750.000	0	0	0	0	1.750.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.895.00	0	0	0	0	1.895.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	600.000	0	0	0	0	600.000
404	03	06	00	Maquinaria y equipos de energía	1.295.000	0	0	0	0	1.295.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	164.053.60	0	0	0	0	164.053.600
404	05	01	00	Equipos de telecomunicaciones	162.353.600	0	0	0	0	162.353.600
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	1.700.000	0	0	0	0	1.700.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.920.000	0	0	0	0	1.920.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.920.000	0	0	0	0	1.920.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	532.891.910	0	0	0	0	532.891.910
404	09	01	00	Mobiliario y equipos de oficina	6.287.122	0	0	0	0	6.287.122
404	09	02	00	Equipos de computación	516.163.997	0	0	0	0	516.163.997
404	09	03	00	Mobiliario y equipos de alojamiento	10.412.618	0	0	0	0	10.412.618
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	28.173	0	0	0	0	28.173
404	12	00	00	Activos intangibles	4.272.400	0	0	0	0	4.272.400
404	12	04	00	Paquetes y programas de computación	3.872.400	0	0	0	0	3.872.400
404	12	05	00	Estudios y proyectos	400.000	0	0	0	0	400.000
411	**00**	**00**	00	**Disminución de pasivos**	**1.000.000**	0	0	0	0	**1.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	1.000.000	0	0	0	0	1.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.000.000	0	0	0	0	1.000.000
				Totales	**1.762.616.761**	0	0	0	0	1.762.616.761

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 410002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**20.000.000**	**0**	**0**	**0**	**0**	**20.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	12.000.000	0	0	0	0	12.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	12.000.000	0	0	0	0	12.000.000
407	01	02	01	Donaciones corrientes a personas	12.000.000	0	0	0	0	12.000.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	8.000.000	0	0	0	0	8.000.000
407	02	02	00	Donaciones corrientes al exterior	8.000.000	0	0	0	0	8.000.000
407	02	02	01	Donaciones corrientes a personas	8.000.000	0	0	0	0	8.000.000
				Totales	**20.000.000**	**0**	**0**	**0**	**0**	**20.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 410002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.177.365.971**	**0**	**0**	**0**	**0**	**6.177.365.971**
407	01	00	00	Transferencias y donaciones corrientes internas	6.089.799.771	0	0	0	0	6.089.799.771
407	01	03	00	Transferencias corrientes internas al sector público	6.089.799.771	0	0	0	0	6.089.799.771
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.089.799.771	0	0	0	0	5.089.799.771
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.000.000.000	0	0	0	0	1.000.000.000
407	03	00	00	Transferencias y donaciones de capital internas	87.566.200	0	0	0	0	87.566.200
407	03	03	00	Transferencias de capital internas al sector público	87.566.200	0	0	0	0	87.566.200
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	87.566.200	0	0	0	0	87.566.200
				Totales	**6.177.365.971**	**0**	**0**	**0**	**0**	**6.177.365.971**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.380.634**	**0**	**0**	**0**	**0**	**7.380.634**
407	01	00	00	Transferencias y donaciones corrientes internas	7.380.634	0	0	0	0	7.380.634
407	01	01	00	Transferencias corrientes internas al sector privado	7.380.634	0	0	0	0	7.380.634
407	01	01	01	Pensiones del personal empleado, obrero y militar	964.322	0	0	0	0	964.322
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	2.252.899	0	0	0	0	2.252.899
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	261.170	0	0	0	0	261.170
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	144.648	0	0	0	0	144.648
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	787.500	0	0	0	0	787.500
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	240.000	0	0	0	0	240.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	610.160	0	0	0	0	610.160
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	337.935	0	0	0	0	337.935
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	1.782.000	0	0	0	0	1.782.000
				Totales	**7.380.634**	**0**	**0**	**0**	**0**	**7.380.634**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN **ACCIÓN CENTRALIZADA:** 410003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

ACCIÓN CENTRALIZADA: 410003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 410003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.380.634**	**0**	**0**	**0**	**0**	**7.380.634**
407	01	00	00	Transferencias y donaciones corrientes internas	7.380.634	0	0	0	0	7.380.634
407	01	01	00	Transferencias corrientes internas al sector privado	7.380.634	0	0	0	0	7.380.634
407	01	01	01	Pensiones del personal empleado, obrero y militar	964.322	0	0	0	0	964.322
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	2.252.899	0	0	0	0	2.252.899
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	261.170	0	0	0	0	261.170
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	144.648	0	0	0	0	144.648
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	787.500	0	0	0	0	787.500
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	240.000	0	0	0	0	240.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	610.160	0	0	0	0	610.160
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	337.935	0	0	0	0	337.935
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	1.782.000	0	0	0	0	1.782.000
				Totales	**7.380.634**	**0**	**0**	**0**	**0**	**7.380.634**

44

Ministerio del Poder Popular para el Turismo

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**639.093.611**	**0**	**0**	**0**	**0**	**639.093.611**
401	01	00	00	Sueldos, salarios y otras retribuciones	74.743.710	0	0	0	0	74.743.710
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	21.159.018	0	0	0	0	21.159.018
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	16.993.131	0	0	0	0	16.993.131
401	01	18	00	Remuneraciones al personal contratado	36.235.321	0	0	0	0	36.235.321
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	30.835.321	0	0	0	0	30.835.321
401	01	18	02	Remuneraciones por honorarios profesionales	5.400.000	0	0	0	0	5.400.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	89.060	0	0	0	0	89.060
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	267.180	0	0	0	0	267.180
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	12.071.366	0	0	0	0	12.071.366
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	6.655.741	0	0	0	0	6.655.741
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	5.415.625	0	0	0	0	5.415.625
401	03	00	00	Primas	96.312.351	0	0	0	0	96.312.351
401	03	02	00	Primas de transporte a empleados	5.220.000	0	0	0	0	5.220.000
401	03	04	00	Primas por hijos a empleados	729.000	0	0	0	0	729.000
401	03	08	00	Primas de profesionalización a empleados	3.894.287	0	0	0	0	3.894.287
401	03	09	00	Primas por antigüedad a empleados	8.571.915	0	0	0	0	8.571.915
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.252.345	0	0	0	0	4.252.345
401	03	17	00	Primas de transporte a obreros	5.310.000	0	0	0	0	5.310.000
401	03	19	00	Primas por hijos de obreros	2.511.000	0	0	0	0	2.511.000
401	03	21	00	Primas por antigüedad a obreros	19.427.400	0	0	0	0	19.427.400
401	03	22	00	Primas de profesionalización a obreros	441.797	0	0	0	0	441.797
401	03	37	00	Primas de transporte al personal contratado	8.865.000	0	0	0	0	8.865.000
401	03	39	00	Primas por hijos al personal contratado	2.119.500	0	0	0	0	2.119.500
401	03	40	00	Primas de profesionalización al personal contratado	3.407.347	0	0	0	0	3.407.347
401	03	41	00	Primas por antigüedad al personal contratado	18.404.235	0	0	0	0	18.404.235
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	151.682	0	0	0	0	151.682
401	03	47	00	Primas al personal de alto nivel y de dirección	248.248	0	0	0	0	248.248
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	35.452	0	0	0	0	35.452
401	03	95	00	Otras primas al personal de alto nivel y de dirección	196.356	0	0	0	0	196.356

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	96	00	Otras primas al personal contratado	5.604.884	0	0	0	0	5.604.884
401	03	97	00	Otras primas a empleados	4.372.933	0	0	0	0	4.372.933
401	03	98	00	Otras primas a obreros	2.548.970	0	0	0	0	2.548.970
401	04	00	00	Complementos de sueldos y salarios	74.715.578	0	0	0	0	74.715.578
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	44.321	0	0	0	0	44.321
401	04	02	00	Complemento a empleados por trabajo nocturno	63.406	0	0	0	0	63.406
401	04	03	00	Complemento a empleados por gastos de alimentación	284.597	0	0	0	0	284.597
401	04	08	00	Bono compensatorio de alimentación a empleados	11.142.000	0	0	0	0	11.142.000
401	04	09	00	Bono compensatorio de transporte a empleados	171.000	0	0	0	0	171.000
401	04	10	00	Complemento a empleados por días feriados	22.160	0	0	0	0	22.160
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	822.913	0	0	0	0	822.913
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	584.808	0	0	0	0	584.808
401	04	18	00	Bono compensatorio de alimentación a obreros	11.328.000	0	0	0	0	11.328.000
401	04	19	00	Bono compensatorio de transporte a obreros	474.750	0	0	0	0	474.750
401	04	20	00	Complemento a obreros por días feriados	721.655	0	0	0	0	721.655
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.204.819	0	0	0	0	1.204.819
401	04	26	00	Bono compensatorio de alimentación al personal contratado	18.912.000	0	0	0	0	18.912.000
401	04	27	00	Bono compensatorio de transporte al personal contratado	409.500	0	0	0	0	409.500
401	04	28	00	Complemento al personal contratado por días feriados	759.264	0	0	0	0	759.264
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	48.000	0	0	0	0	48.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	72.000	0	0	0	0	72.000
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	30.000	0	0	0	0	30.000
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	72.000	0	0	0	0	72.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	216.000	0	0	0	0	216.000
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	90.000	0	0	0	0	90.000
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	26.718	0	0	0	0	26.718
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	80.147	0	0	0	0	80.147
401	04	96	00	Otros complementos a empleados	5.184.834	0	0	0	0	5.184.834
401	04	97	00	Otros complementos a obreros	7.042.083	0	0	0	0	7.042.083
401	04	98	00	Otros complementos al personal contratado	14.908.603	0	0	0	0	14.908.603

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	60.385.847	0	0	0	0	60.385.847
401	05	01	00	Aguinaldos a empleados	7.955.959	0	0	0	0	7.955.959
401	05	03	00	Bono vacacional a empleados	9.984.894	0	0	0	0	9.984.894
401	05	04	00	Aguinaldos a obreros	8.121.330	0	0	0	0	8.121.330
401	05	06	00	Bono vacacional a obreros	9.797.553	0	0	0	0	9.797.553
401	05	07	00	Aguinaldos al personal contratado	10.991.114	0	0	0	0	10.991.114
401	05	08	00	Bono vacacional al personal contratado	13.259.653	0	0	0	0	13.259.653
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	32.979	0	0	0	0	32.979
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	39.113	0	0	0	0	39.113
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	90.133	0	0	0	0	90.133
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	113.119	0	0	0	0	113.119
401	06	00	00	Aportes patronales y legales	26.381.254	0	0	0	0	26.381.254
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.564.583	0	0	0	0	4.564.583
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.004.142	0	0	0	0	1.004.142
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.014.352	0	0	0	0	1.014.352
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.014.352	0	0	0	0	1.014.352
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	4.682.528	0	0	0	0	4.682.528
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.228.007	0	0	0	0	1.228.007
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.040.562	0	0	0	0	1.040.562
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.040.562	0	0	0	0	1.040.562
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	6.337.164	0	0	0	0	6.337.164
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.408.259	0	0	0	0	1.408.259
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.408.259	0	0	0	0	1.408.259
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	33.637	0	0	0	0	33.637
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	2.931	0	0	0	0	2.931
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	25.913	0	0	0	0	25.913
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	7.475	0	0	0	0	7.475
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	91.933	0	0	0	0	91.933
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de direccion	8.793	0	0	0	0	8.793

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	17.705	0	0	0	0	17.706
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	20.429	0	0	0	0	20.429
401	06	95	00	Otros aportes legales por personal contratado	1.429.667	0	0	0	0	1.429.667
401	07	00	00	Asistencia socio-económica	249.524.776	0	0	0	0	249.524.776
401	07	01	00	Capacitación y adiestramiento a empleados	162.000	0	0	0	0	162.000
401	07	02	00	Becas a empleados	421.218	0	0	0	0	421.218
401	07	03	00	Ayudas por matrimonio a empleados	51.952	0	0	0	0	51.952
401	07	04	00	Ayudas por nacimiento de hijos a empleados	504.674	0	0	0	0	504.674
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	7.308.000	0	0	0	0	7.308.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	7.032.838	0	0	0	0	7.032.838
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	27.840.000	0	0	0	0	27.840.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	376.000	0	0	0	0	376.000
401	07	10	00	Dotación de uniformes a empleados	23.200.000	0	0	0	0	23.200.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	973.724	0	0	0	0	973.724
401	07	17	00	Capacitación y adiestramiento a obreros	220.679	0	0	0	0	220.679
401	07	18	00	Becas a obreros	1.254.480	0	0	0	0	1.254.480
401	07	19	00	Ayudas por matrimonio de obreros	59.373	0	0	0	0	59.373
401	07	20	00	Ayudas por nacimiento de hijos de obreros	415.614	0	0	0	0	415.614
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	6.608.000	0	0	0	0	6.608.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	7.214.562	0	0	0	0	7.214.562
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	28.320.000	0	0	0	0	28.320.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.040.000	0	0	0	0	1.040.000
401	07	26	00	Dotación de uniformes a obreros	23.600.000	0	0	0	0	23.600.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.424.963	0	0	0	0	1.424.963
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	42.000	0	0	0	0	42.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	38.869	0	0	0	0	38.869
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	120.000	0	0	0	0	120.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	126.000	0	0	0	0	126.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	106.233	0	0	0	0	106.233
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	360.000	0	0	0	0	360.000
401	07	74	00	Capacitación y adiestramiento al personal contratado	190.000	0	0	0	0	190.000
401	07	75	00	Becas al personal contratado	106.472	0	0	0	0	106.472
401	07	76	00	Ayudas por matrimonio al personal contratado	74.217	0	0	0	0	74.217
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	519.518	0	0	0	0	519.518
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	11.032.000	0	0	0	0	11.032.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	9.763.926	0	0	0	0	9.763.926
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	47.280.000	0	0	0	0	47.280.00
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	960.000	0	0	0	0	960.00
401	07	83	00	Dotación de uniformes al personal contratado	39.400.000	0	0	0	0	39.400.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.377.464	0	0	0	0	1.377.464
401	08	00	00	Prestaciones sociales e indemnizaciones	44.958.729	0	0	0	0	44.958.729
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	13.015.607	0	0	0	0	13.015.607
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	13.360.299	0	0	0	0	13.360.299
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	18.081.345	0	0	0	0	18.081.345
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	132.112	0	0	0	0	132.112
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	369.366	0	0	0	0	369.366
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**74.786.735**	**0**	**0**	**0**	**0**	**74.786.735**
402	01	00	00	Productos alimenticios y agropecuarios	30.670.403	0	0	0	0	30.670.403
402	01	01	00	Alimentos y bebidas para personas	30.221.109	0	0	0	0	30.221.109
402	01	02	00	Alimentos para animales	449.294	0	0	0	0	449.294
402	03	00	00	Textiles y vestuarios	950.000	0	0	0	0	950.000
402	03	02	00	Prendas de vestir	450.000	0	0	0	0	450.000
402	03	03	00	Calzados	500.000	0	0	0	0	500.00
402	04	00	00	Productos de cuero y caucho	5.600.000	0	0	0	0	5.600.000
402	04	03	00	Cauchos y tripas para vehículos	5.600.000	0	0	0	0	5.600.000
402	05	00	00	Productos de papel, cartón e impresos	9.423.500	0	0	0	0	9.423.500
402	05	01	00	Pulpa de madera, papel y cartón	5.000.000	0	0	0	0	5.000.000
402	05	02	00	Envases y cajas de papel y cartón	900.000	0	0	0	0	900.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	2.700.000	0	0	0	0	2.700.000
402	05	04	00	Libros, revistas y periódicos	370.000	0	0	0	0	370.000
402	05	06	00	Productos de papel y cartón para computación	350.000	0	0	0	0	350.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	103.500	0	0	0	0	103.500
402	06	00	00	Productos químicos y derivados	3.036.924	0	0	0	0	3.036.924
402	06	01	00	Sustancias químicas y de uso industrial	130.000	0	0	0	0	130.000
402	06	02	00	Abonos, plaguicidas y otros	70.000	0	0	0	0	70.000
402	06	03	00	Tintas, pinturas y colorantes	700.000	0	0	0	0	700.000
402	06	04	00	Productos farmacéuticos y medicamentos	356.424	0	0	0	0	356.424
402	06	05	00	Productos de tocador	226.500	0	0	0	0	226.500
402	06	06	00	Combustibles y lubricantes	654.000	0	0	0	0	654.000
402	06	08	00	Productos plásticos	900.000	0	0	0	0	900.000
402	08	00	00	Productos metálicos	7.250.000	0	0	0	0	7.250.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	750.000	0	0	0	0	750.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	6.500.000	0	0	0	0	6.500.000
402	10	00	00	Productos varios y útiles diversos	16.195.958	0	0	0	0	16.195.958
402	10	02	00	Materiales y útiles de limpieza y aseo	2.500.000	0	0	0	0	2.500.000
402	10	03	00	Utensilios de cocina y comedor	400.000	0	0	0	0	400.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.000.000	0	0	0	0	4.000.000
402	10	08	00	Materiales para equipos de computación	5.820.000	0	0	0	0	5.820.000
402	10	11	00	Materiales eléctricos	950.000	0	0	0	0	950.000
402	10	12	00	Materiales para instalaciones sanitarias	800.000	0	0	0	0	800.000
402	10	99	00	Otros productos y útiles diversos	1.725.958	0	0	0	0	1.725.958
402	99	00	00	Otros materiales y suministros	1.659.950	0	0	0	0	1.659.950
402	99	01	00	Otros materiales y suministros	1.659.950	0	0	0	0	1.659.950
403	**00**	**00**	**00**	**Servicios no personales**	**267.287.717**	0	0	0	0	**267.287.717**
403	01	00	00	Alquileres de inmuebles	9.900.000	0	0	0	0	9.900.000
403	01	01	00	Alquileres de edificios y locales	9.900.000	0	0	0	0	9.900.000
403	03	00	00	Derechos sobre bienes intangibles	30.000	0	0	0	0	30.000
403	03	03	00	Paquetes y programas de computación	30.000	0	0	0	0	30.000
403	04	00	00	Servicios básicos	16.350.000	0	0	0	0	16.350.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	01	00	Electricidad	1.550.000	0	0	0	0	1.550.000
403	04	03	00	Agua	4.350.000	0	0	0	0	4.350.000
403	04	04	00	Teléfonos	9.500.000	0	0	0	0	9.500.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	5.500.000	0	0	0	0	5.500.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	4.000.000	0	0	0	0	4.000.000
403	04	05	00	Servicio de comunicaciones	550.000	0	0	0	0	550.000
403	04	06	00	Servicio de aseo urbano y domiciliario	400.000	0	0	0	0	400.000
403	06	00	00	Servicios de transporte y almacenaje	762.339	0	0	0	0	762.339
403	06	01	00	Fletes y embalajes	29.026	0	0	0	0	29.026
403	06	04	00	Peaje	7.313	0	0	0	0	7.313
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	726.000	0	0	0	0	726.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.812.376	0	0	0	0	8.812.376
403	07	02	00	Imprenta y reproducción	4.431.620	0	0	0	0	4.431.620
403	07	03	00	Relaciones sociales	4.380.756	0	0	0	0	4.380.756
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.400.000	0	0	0	0	3.400.000
403	08	01	00	Primas y gastos de seguros	3.400.000	0	0	0	0	3.400.000
403	09	00	00	Viáticos y pasajes	40.809.647	0	0	0	0	40.809.647
403	09	01	00	Viáticos y pasajes dentro del país	34.809.647	0	0	0	0	34.809.647
403	09	02	00	Viáticos y pasajes fuera del país	6.000.000	0	0	0	0	6.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	81.244.723	0	0	0	0	81.244.723
403	10	04	00	Servicios de ingeniería y arquitectónicos	71.993.075	0	0	0	0	71.993.075
403	10	07	00	Servicios de capacitación y adiestramiento	1.631.648	0	0	0	0	1.631.648
403	10	09	00	Servicios de lavandería y tintorería	20.000	0	0	0	0	20.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.600.000	0	0	0	0	1.600.000
403	10	99	00	Otros servicios profesionales y técnicos	6.000.000	0	0	0	0	6.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	29.046.000	0	0	0	0	29.046.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.746.000	0	0	0	0	10.746.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.300.000	0	0	0	0	10.300.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	8.000.000	0	0	0	0	8.000.000
403	12	00	00	Conservación y reparaciones menores de obras	4.980.000	0	0	0	0	4.980.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.980.000	0	0	0	0	4.980.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
					CREDITOS PRESUPUESTARIOS (Bolívares)					
403	15	00	00	Servicios fiscales	106.432	0	0	0	0	106.432
403	15	02	00	Tasas y otros derechos obligatorios	106.432	0	0	0	0	106.432
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.723.000	0	0	0	0	2.723.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.723.000	0	0	0	0	2.723.000
403	18	00	00	Impuestos indirectos	65.918.360	0	0	0	0	65.918.360
403	18	01	00	Impuesto al valor agregado	65.918.360	0	0	0	0	65.918.360
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.671.440	0	0	0	0	2.671.440
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.671.440	0	0	0	0	2.671.440
403	99	00	00	Otros servicios no personales	533.400	0	0	0	0	533.400
403	99	01	00	Otros servicios no personales	533.400	0	0	0	0	533.400
404	**00**	**00**	**00**	**Activos reales**	**28.500.000**	0	0	0	0	**28.500.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	28.500.000	0	0	0	0	28.500.000
404	09	02	00	Equipos de computación	16.500.000	0	0	0	0	16.500.000
404	09	03	00	Mobiliario y equipos de alojamiento	12.000.000	0	0	0	0	12.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**237.844.819**	0	0	0	0	**237.844.819**
407	01	00	00	Transferencias y donaciones corrientes internas	233.137.952	0	0	0	0	233.137.952
407	01	01	00	Transferencias corrientes internas al sector privado	75.029.499	0	0	0	0	75.029.499
407	01	01	01	Pensiones del personal empleado, obrero y militar	4.834.406	0	0	0	0	4.834.406
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	13.698.512	0	0	0	0	13.698.512
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	851.287	0	0	0	0	851.287
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.113.603	0	0	0	0	1.113.603
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	5.760.000	0	0	0	0	5.760.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	6.852.195	0	0	0	0	6.852.195
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	2.438.631	0	0	0	0	2.438.631
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	3.241.503	0	0	0	0	3.241.503
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	17.520.000	0	0	0	0	17.520.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	18.719.362	0	0	0	0	18.719.362
407	01	02	00	Donaciones corrientes internas al sector privado	5.000.000	0	0	0	0	5.000.000
407	01	02	01	Donaciones corrientes a personas	5.000.000	0	0	0	0	5.000.000
407	01	03	00	Transferencias corrientes internas al sector público	153.108.453	0	0	0	0	153.108.453

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	153.108.453	0	0	0	0	153.108.453
407	02	00	00	Transferencias y donaciones corrientes al exterior	2.203.320	0	0	0	0	2.203.320
407	02	01	00	Transferencias corrientes al exterior	2.203.320	0	0	0	0	2.203.320
407	02	01	04	Transferencias corrientes a organismos internacionales	2.203.320	0	0	0	0	2.203.320
407	03	00	00	Transferencias y donaciones de capital internas	2.503.547	0	0	0	0	2.503.547
407	03	03	00	Transferencias de capital internas al sector público	2.503.547	0	0	0	0	2.503.547
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	2.503.547	0	0	0	0	2.503.547
408	**00**	**00**	**00**	**Otros gastos**	**200.000**	**0**	**0**	**0**	**0**	**200.000**
408	05	00	00	Obligaciones en el ejercicio vigente	200.000	0	0	0	0	200.000
408	05	03	00	Indemnizaciones diversas	200.000	0	0	0	0	200.000
				Totales	**1.247.712.882**	**0**	**0**	**0**	**0**	**1.247.712.882**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PROYECTO: 128331 440102000 FORTALECIMIENTO DE DESTINOS TURÍSTICOS NACIONALES CON ÉNFASIS EN LOS ESTADOS FALCÓN, LARA Y ZULIA

OBJETIVO DEL PROYECTO: IMPULSAR LA GESTIÓN PARA LA CONSOLIDACIÓN DE LOS DESTINOS TURÍSTICOS, ACTUALES Y POTENCIALES, ASÍ COMO FORTALECER LOS ATRACTIVOS NATURALES Y CULTURALES CON LA FINALIDAD DE VIABILIZAR SU APROVECHAMIENTO BAJO EL MANEJO DE CRITERIOS DE SUSTENTABILIDAD, PRESERVACIÓN, USO Y DISFRUTE POR PARTE DE LOS TURISTAS Y DE LAS COMUNIDADES LOCALES.

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE TURISMO NACIONAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.675.000**	0	0	0	0	**1.675.000**
402	01	00	00	Productos alimenticios y agropecuarios	1.238.168	0	0	0	0	1.238.168
402	01	01	00	Alimentos y bebidas para personas	1.238.168	0	0	0	0	1.238.168
402	05	00	00	Productos de papel, cartón e impresos	14.000	0	0	0	0	14.000
402	05	04	00	Libros, revistas y periódicos	14.000	0	0	0	0	14.000
402	06	00	00	Productos químicos y derivados	16.924	0	0	0	0	16.924
402	06	04	00	Productos farmacéuticos y medicamentos	6.424	0	0	0	0	6.424
402	06	05	00	Productos de tocador	6.500	0	0	0	0	6.500
402	06	06	00	Combustibles y lubricantes	4.000	0	0	0	0	4.000
402	10	00	00	Productos varios y útiles diversos	345.958	0	0	0	0	345.958
402	10	08	00	Materiales para equipos de computación	320.000	0	0	0	0	320.000
402	10	99	00	Otros productos y útiles diversos	25.958	0	0	0	0	25.958
402	99	00	00	Otros materiales y suministros	59.950	0	0	0	0	59.950
402	99	01	00	Otros materiales y suministros	59.950	0	0	0	0	59.950
403	**00**	**00**	**00**	**Servicios no personales**	**3.394.593**	0	0	0	0	**3.394.593**
403	06	00	00	Servicios de transporte y almacenaje	36.339	0	0	0	0	36.339
403	06	01	00	Fletes y embalajes	29.026	0	0	0	0	29.026
403	06	04	00	Peaje	7.313	0	0	0	0	7.313
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.512.376	0	0	0	0	1.512.376
403	07	02	00	Imprenta y reproducción	631.620	0	0	0	0	631.620
403	07	03	00	Relaciones sociales	880.756	0	0	0	0	880.756
403	09	00	00	Viáticos y pasajes	1.186.427	0	0	0	0	1.186.427
403	09	01	00	Viáticos y pasajes dentro del país	1.186.427	0	0	0	0	1.186.427
403	15	00	00	Servicios fiscales	17.700	0	0	0	0	17.700
403	15	02	00	Tasas y otros derechos obligatorios	17.700	0	0	0	0	17.700
403	18	00	00	Impuestos indirectos	608.351	0	0	0	0	608.351
403	18	01	00	Impuesto al valor agregado	608.351	0	0	0	0	608.351
403	99	00	00	Otros servicios no personales	33.400	0	0	0	0	33.400
403	99	01	00	Otros servicios no personales	33.400	0	0	0	0	33.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PROYECTO: 128331 440102000 FORTALECIMIENTO DE DESTINOS TURÍSTICOS NACIONALES CON ÉNFASIS EN LOS ESTADOS FALCÓN, LARA Y ZULIA

OBJETIVO DEL PROYECTO: IMPULSAR LA GESTIÓN PARA LA CONSOLIDACIÓN DE LOS DESTINOS TURÍSTICOS, ACTUALES Y POTENCIALES, ASÍ COMO FORTALECER LOS ATRACTIVOS NATURALES Y CULTURALES CON LA FINALIDAD DE VIABILIZAR SU APROVECHAMIENTO BAJO EL MANEJO DE CRITERIOS DE SUSTENTABILIDAD, PRESERVACIÓN, USO Y DISFRUTE POR PARTE DE LOS TURISTAS Y DE LAS COMUNIDADES LOCALES.

UNIDAD DE MEDIDA: INFORME

META: 13

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE TURISMO NACIONAL

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	**TOTAL**
				Totales	**5.069.593**	**0**	**0**	**0**	**0**	**5.069.593**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PROYECTO: 128331 440102000 FORTALECIMIENTO DE DESTINOS TURÍSTICOS NACIONALES CON ÉNFASIS EN LOS ESTADOS FALCÓN, LARA Y ZULIA

OBJETIVO DEL PROYECTO: IMPULSAR LA GESTIÓN PARA LA CONSOLIDACIÓN DE LOS DESTINOS TURÍSTICOS, ACTUALES Y POTENCIALES, ASÍ COMO FORTALECER LOS ATRACTIVOS NATURALES Y CULTURALES CON LA FINALIDAD DE VIABILIZAR SU APROVECHAMIENTO BAJO EL MANEJO DE CRITERIOS DE SUSTENTABILIDAD, PRESERVACIÓN, USO Y DISFRUTE POR PARTE DE LOS TURISTAS Y DE LAS COMUNIDADES LOCALES.

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE TURISMO NACIONAL **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PROYECTO: 128331 440102000 FORTALECIMIENTO DE DESTINOS TURÍSTICOS NACIONALES CON ÉNFASIS EN LOS ESTADOS FALCÓN, LARA Y ZULIA

OBJETIVO DEL PROYECTO: IMPULSAR LA GESTIÓN PARA LA CONSOLIDACIÓN DE LOS DESTINOS TURÍSTICOS, ACTUALES Y POTENCIALES, ASÍ COMO FORTALECER LOS ATRACTIVOS NATURALES Y CULTURALES CON LA FINALIDAD DE VIABILIZAR SU APROVECHAMIENTO BAJO EL MANEJO DE CRITERIOS DE SUSTENTABILIDAD, PRESERVACIÓN, USO Y DISFRUTE POR PARTE DE LOS TURISTAS Y DE LAS COMUNIDADES LOCALES.

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE TURISMO NACIONAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 440102001 IDENTIFICACIÓN Y DIAGNÓSTICO DE PRODUCTOS TURÍSTICOS

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE TURISMO NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolivares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.275.000**	**0**	**0**	**0**	**0**	**1.275.000**
402	01	00	00	Productos alimenticios y agropecuarios	851.918	0	0	0	0	851.918
402	01	01	00	Alimentos y bebidas para personas	851.918	0	0	0	0	851.918
402	05	00	00	Productos de papel, cartón e impresos	14.000	0	0	0	0	14.000
402	05	04	00	Libros, revistas y periódicos	14.000	0	0	0	0	14.000
402	06	00	00	Productos químicos y derivados	16.924	0	0	0	0	16.924
402	06	04	00	Productos farmacéuticos y medicamentos	6.424	0	0	0	0	6.424
402	06	05	00	Productos de tocador	6.500	0	0	0	0	6.500
402	06	06	00	Combustibles y lubricantes	4.000	0	0	0	0	4.000
402	10	00	00	Productos varios y útiles diversos	345.958	0	0	0	0	345.958
402	10	08	00	Materiales para equipos de computación	320.000	0	0	0	0	320.000
402	10	99	00	Otros productos y útiles diversos	25.958	0	0	0	0	25.958
402	99	00	00	Otros materiales y suministros	46.200	0	0	0	0	46.200
402	99	01	00	Otros materiales y suministros	46.200	0	0	0	0	46.200
403	**00**	**00**	**00**	**Servicios no personales**	**2.000.000**	**0**	**0**	**0**	**0**	**2.000.000**
403	06	00	00	Servicios de transporte y almacenaje	23.339	0	0	0	0	23.339
403	06	01	00	Fletes y embalajes	18.026	0	0	0	0	18.026
403	06	04	00	Peaje	5.313	0	0	0	0	5.313
403	07	00	00	Servicios de información, impresión y relaciones públicas	725.056	0	0	0	0	725.056
403	07	02	00	Imprenta y reproducción	4.000	0	0	0	0	4.000
403	07	03	00	Relaciones sociales	721.056	0	0	0	0	721.056
403	09	00	00	Viáticos y pasajes	832.905	0	0	0	0	832.905
403	09	01	00	Viáticos y pasajes dentro del país	832.905	0	0	0	0	832.905
403	15	00	00	Servicios fiscales	7.700	0	0	0	0	7.700
403	15	02	00	Tasas y otros derechos obligatorios	7.700	0	0	0	0	7.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PROYECTO: 128331 440102000 FORTALECIMIENTO DE DESTINOS TURÍSTICOS NACIONALES CON ÉNFASIS EN LOS ESTADOS FALCÓN, LARA Y ZULIA

OBJETIVO DEL PROYECTO: IMPULSAR LA GESTIÓN PARA LA CONSOLIDACIÓN DE LOS DESTINOS TURÍSTICOS, ACTUALES Y POTENCIALES, ASÍ COMO FORTALECER LOS ATRACTIVOS NATURALES Y CULTURALES CON LA FINALIDAD DE VIABILIZAR SU APROVECHAMIENTO BAJO EL MANEJO DE CRITERIOS DE SUSTENTABILIDAD, PRESERVACIÓN, USO Y DISFRUTE POR PARTE DE LOS TURISTAS Y DE LAS COMUNIDADES LOCALES.

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE TURISMO NACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 440102001 IDENTIFICACIÓN Y DIAGNÓSTICO DE PRODUCTOS TURÍSTICOS

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE TURISMO NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	393.000	0	0	0	0	393.000
403	18	01	00	Impuesto al valor agregado	393.000	0	0	0	0	393.000
403	99	00	00	Otros servicios no personales	18.000	0	0	0	0	18.000
403	99	01	00	Otros servicios no personales	18.000	0	0	0	0	18.000
				Totales	**3.275.000**	**0**	**0**	**0**	**0**	**3.275.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PROYECTO: 128331 440102000 FORTALECIMIENTO DE DESTINOS TURÍSTICOS NACIONALES CON ÉNFASIS EN LOS ESTADOS FALCÓN, LARA Y ZULIA

OBJETIVO DEL PROYECTO: IMPULSAR LA GESTIÓN PARA LA CONSOLIDACIÓN DE LOS DESTINOS TURÍSTICOS, ACTUALES Y POTENCIALES, ASÍ COMO FORTALECER LOS ATRACTIVOS NATURALES Y CULTURALES CON LA FINALIDAD DE VIABILIZAR SU APROVECHAMIENTO BAJO EL MANEJO DE CRITERIOS DE SUSTENTABILIDAD, PRESERVACIÓN, USO Y DISFRUTE POR PARTE DE LOS TURISTAS Y DE LAS COMUNIDADES LOCALES.

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE TURISMO NACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 440102002 GESTIÓN TURÍSTICA DEL PATRIMONIO NATURAL Y CULTURAL

UNIDAD DE MEDIDA: ACCIÓN **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE TURISMO NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**400.000**	**0**	**0**	**0**	**0**	**400.000**
402	01	00	00	Productos alimenticios y agropecuarios	386.250	0	0	0	0	386.250
402	01	01	00	Alimentos y bebidas para personas	386.250	0	0	0	0	386.250
402	99	00	00	Otros materiales y suministros	13.750	0	0	0	0	13.750
402	99	01	00	Otros materiales y suministros	13.750	0	0	0	0	13.750
403	**00**	**00**	**00**	**Servicios no personales**	**697.297**	**0**	**0**	**0**	**0**	**697.297**
403	06	00	00	Servicios de transporte y almacenaje	13.000	0	0	0	0	13.000
403	06	01	00	Fletes y embalajes	11.000	0	0	0	0	11.000
403	06	04	00	Peaje	2.000	0	0	0	0	2.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	173.700	0	0	0	0	173.700
403	07	02	00	Imprenta y reproducción	14.000	0	0	0	0	14.000
403	07	03	00	Relaciones sociales	159.700	0	0	0	0	159.700
403	09	00	00	Viáticos y pasajes	353.522	0	0	0	0	353.522
403	09	01	00	Viáticos y pasajes dentro del país	353.522	0	0	0	0	353.522
403	15	00	00	Servicios fiscales	10.000	0	0	0	0	10.000
403	15	02	00	Tasas y otros derechos obligatorios	10.000	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	131.675	0	0	0	0	131.675
403	18	01	00	Impuesto al valor agregado	131.675	0	0	0	0	131.675
403	99	00	00	Otros servicios no personales	15.400	0	0	0	0	15.400
403	99	01	00	Otros servicios no personales	15.400	0	0	0	0	15.400
				Totales	**1.097.297**	**0**	**0**	**0**	**0**	**1.097.297**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PROYECTO: 128331 440102000 FORTALECIMIENTO DE DESTINOS TURÍSTICOS NACIONALES CON ÉNFASIS EN LOS ESTADOS FALCÓN, LARA Y ZULIA

OBJETIVO DEL PROYECTO: IMPULSAR LA GESTIÓN PARA LA CONSOLIDACIÓN DE LOS DESTINOS TURÍSTICOS, ACTUALES Y POTENCIALES, ASÍ COMO FORTALECER LOS ATRACTIVOS NATURALES Y CULTURALES CON LA FINALIDAD DE VIABILIZAR SU APROVECHAMIENTO BAJO EL MANEJO DE CRITERIOS DE SUSTENTABILIDAD, PRESERVACIÓN, USO Y DISFRUTE POR PARTE DE LOS TURISTAS Y DE LAS COMUNIDADES LOCALES.

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE TURISMO NACIONAL **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 440102003 DIFUSIÓN DEL PATRIMONIO TURÍSTICO

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 7

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE TURISMO NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**697.296**	**0**	**0**	**0**	**0**	697.296
403	07	00	00	Servicios de información, impresión y relaciones públicas	613.620	0	0	0	0	613.620
403	07	02	00	Imprenta y reproducción	613.620	0	0	0	0	613.620
403	18	00	00	Impuestos indirectos	83.676	0	0	0	0	83.676
403	18	01	00	Impuesto al valor agregado	83.676	0	0	0	0	83.676
				Totales	**697.296**	**0**	**0**	**0**	**0**	697.296

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PROYECTO: 128371 440103000 PROGRAMA DE TURISMO SOCIAL, CON ÉNFASIS EN EL EJE 2: FALCÓN, LARA Y ZULIA.

OBJETIVO DEL PROYECTO: CONTRIBUIR CON LA INCLUSIÓN DE LA POBLACIÓN VULNERABLE AL DISFRUTE DEL PATRIMONIO TURÍSTICO NACIONAL, A TRAVÉS DE LAS DIFERENTES ACTIVIDADES Y COORDINACIONES PARA EJECUTAR EL PROGRAMA DE TURISMO SOCIAL

UNIDAD DE MEDIDA: PERSONA

META: 20.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE TURISMO NACIONAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.135.735**	**0**	**0**	**0**	**0**	**1.135.735**
402	01	00	00	Productos alimenticios y agropecuarios	1.032.235	0	0	0	0	1.032.235
402	01	01	00	Alimentos y bebidas para personas	582.941	0	0	0	0	582.941
402	01	02	00	Alimentos para animales	449.294	0	0	0	0	449.294
402	05	00	00	Productos de papel, cartón e impresos	103.500	0	0	0	0	103.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	103.500	0	0	0	0	103.500
403	**00**	**00**	**00**	**Servicios no personales**	**2.698.487**	**0**	**0**	**0**	**0**	**2.698.487**
403	09	00	00	Viáticos y pasajes	1.763.997	0	0	0	0	1.763.997
403	09	01	00	Viáticos y pasajes dentro del país	1.763.997	0	0	0	0	1.763.997
403	15	00	00	Servicios fiscales	55.383	0	0	0	0	55.383
403	15	02	00	Tasas y otros derechos obligatorios	55.383	0	0	0	0	55.383
403	16	00	00	Servicios de diversión, esparcimiento y culturales	419.000	0	0	0	0	419.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	419.000	0	0	0	0	419.000
403	18	00	00	Impuestos indirectos	460.107	0	0	0	0	460.107
403	18	01	00	Impuesto al valor agregado	460.107	0	0	0	0	460.107
				Totales	**3.834.222**	**0**	**0**	**0**	**0**	**3.834.222**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 128371 440103000 PROGRAMA DE TURISMO SOCIAL, CON ÉNFASIS EN EL EJE 2: FALCÓN, LARA Y ZULIA.

OBJETIVO DEL PROYECTO: CONTRIBUIR CON LA INCLUSIÓN DE LA POBLACIÓN VULNERABLE AL DISFRUTE DEL PATRIMONIO TURÍSTICO NACIONAL, A TRAVÉS DE LAS DIFERENTES ACTIVIDADES Y COORDINACIONES PARA EJECUTAR EL PROGRAMA DE TURISMO SOCIAL

UNIDAD DE MEDIDA: PERSONA **META:** 20.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE TURISMO NACIONAL **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PROYECTO: 128371 440103000 PROGRAMA DE TURISMO SOCIAL, CON ÉNFASIS EN EL EJE 2: FALCÓN, LARA Y ZULIA.

OBJETIVO DEL PROYECTO: CONTRIBUIR CON LA INCLUSIÓN DE LA POBLACIÓN VULNERABLE AL DISFRUTE DEL PATRIMONIO TURÍSTICO NACIONAL, A TRAVÉS DE LAS DIFERENTES ACTIVIDADES Y COORDINACIONES PARA EJECUTAR EL PROGRAMA DE TURISMO SOCIAL

UNIDAD DE MEDIDA: PERSONA **META:** 20.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE TURISMO NACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 440103001 PROMOVER EL TURISMO SOCIAL

UNIDAD DE MEDIDA: EVALUACIÓN **META:** 145

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE TURISMO NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**449.294**	**0**	**0**	**0**	**0**	**449.294**
402	01	00	00	Productos alimenticios y agropecuarios	449.294	0	0	0	0	449.294
402	01	02	00	Alimentos para animales	449.294	0	0	0	0	449.294
403	**00**	**00**	**00**	**Servicios no personales**	**1.065.019**	**0**	**0**	**0**	**0**	**1.065.019**
403	09	00	00	Viáticos y pasajes	855.918	0	0	0	0	855.918
403	09	01	00	Viáticos y pasajes dentro del país	855.918	0	0	0	0	855.918
403	15	00	00	Servicios fiscales	27.383	0	0	0	0	27.383
403	15	02	00	Tasas y otros derechos obligatorios	27.383	0	0	0	0	27.383
403	18	00	00	Impuestos indirectos	181.718	0	0	0	0	27.383
403	18	01	00	Impuesto al valor agregado	181.718	0	0	0	0	181.718
				Totales	**1.514.313**	**0**	**0**	**0**	**0**	**1.514.313**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 128371 440103000 PROGRAMA DE TURISMO SOCIAL, CON ÉNFASIS EN EL EJE 2: FALCÓN, LARA Y ZULIA.

OBJETIVO DEL PROYECTO: CONTRIBUIR CON LA INCLUSIÓN DE LA POBLACIÓN VULNERABLE AL DISFRUTE DEL PATRIMONIO TURÍSTICO NACIONAL, A TRAVÉS DE LAS DIFERENTES ACTIVIDADES Y COORDINACIONES PARA EJECUTAR EL PROGRAMA DE TURISMO SOCIAL

UNIDAD DE MEDIDA: PERSONA **META:** 20.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE TURISMO NACIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 440103002 INCORPORAR A PERSONAS EN ACTIVIDADES DE TURISMO SOCIAL

UNIDAD DE MEDIDA: PERSONA **META:** 20.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE TURISMO NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**686.441**	**0**	**0**	**0**	**0**	**686.441**
402	01	00	00	Productos alimenticios y agropecuarios	582.941	0	0	0	0	582.941
402	01	01	00	Alimentos y bebidas para personas	582.941	0	0	0	0	582.941
402	05	00	00	Productos de papel, cartón e impresos	103.500	0	0	0	0	103.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	103.500	0	0	0	0	103.500
403	**00**	**00**	**00**	**Servicios no personales**	**1.633.468**	**0**	**0**	**0**	**0**	**1.633.468**
403	09	00	00	Viáticos y pasajes	908.079	0	0	0	0	908.079
403	09	01	00	Viáticos y pasajes dentro del país	908.079	0	0	0	0	908.079
403	15	00	00	Servicios fiscales	28.000	0	0	0	0	28.000
403	15	02	00	Tasas y otros derechos obligatorios	28.000	0	0	0	0	28.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	419.000	0	0	0	0	419.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	419.000	0	0	0	0	419.000
403	18	00	00	Impuestos indirectos	278.389	0	0	0	0	278.389
403	18	01	00	Impuesto al valor agregado	278.389	0	0	0	0	278.389
				Totales	**2.319.909**	**0**	**0**	**0**	**0**	**2.319.909**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 128487 440104000 DESARROLLO DE ZONAS DE INTERÉS TURÍSTICO

OBJETIVO DEL PROYECTO: CREAR INSTRUMENTOS DE ORDENACIÓN Y GESTIÓN TERRITORIAL PARA LAS ZONAS DECLARADAS DE INTERÉS TURÍSTICO QUE PERMITAN EL EJERCICIO DE LA ADMINISTRACIÓN DE ESTAS ZONAS, A LOS FINES DE SU FORTALECIMIENTO, CONSOLIDACIÓN Y PROMOCIÓN COMO DESTINOS TURÍSTICOS.

UNIDAD DE MEDIDA: PLAN **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PROYECTOS Y OBRAS TURÍSTICAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.400.000**	**0**	**0**	**0**	**0**	**1.400.000**
402	01	00	00	Productos alimenticios y agropecuarios	1.400.000	0	0	0	0	1.400.000
402	01	01	00	Alimentos y bebidas para personas	1.400.000	0	0	0	0	1.400.000
403	**00**	**00**	**00**	**Servicios no personales**	**93.498.066**	**0**	**0**	**0**	**0**	**93.498.066**
403	09	00	00	Viáticos y pasajes	10.159.223	0	0	0	0	10.159.223
403	09	01	00	Viáticos y pasajes dentro del país	10.159.223	0	0	0	0	10.159.223
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	71.993.075	0	0	0	0	71.993.075
403	10	04	00	Servicios de ingeniería y arquitectónicos	71.993.075	0	0	0	0	71.993.075
403	18	00	00	Impuestos indirectos	11.345.768	0	0	0	0	11.345.768
403	18	01	00	Impuesto al valor agregado	11.345.768	0	0	0	0	11.345.768
				Totales	**94.898.066**	**0**	**0**	**0**	**0**	**94.898.066**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 128487 440104000 DESARROLLO DE ZONAS DE INTERÉS TURÍSTICO

OBJETIVO DEL PROYECTO: CREAR INSTRUMENTOS DE ORDENACIÓN Y GESTIÓN TERRITORIAL PARA LAS ZONAS DECLARADAS DE INTERÉS TURÍSTICO QUE PERMITAN EL EJERCICIO DE LA ADMINISTRACIÓN DE ESTAS ZONAS, A LOS FINES DE SU FORTALECIMIENTO, CONSOLIDACIÓN Y PROMOCIÓN COMO DESTINOS TURÍSTICOS.

UNIDAD DE MEDIDA: PLAN **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PROYECTOS Y OBRAS TURÍSTICAS **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 128487 440104000 DESARROLLO DE ZONAS DE INTERÉS TURÍSTICO

OBJETIVO DEL PROYECTO: CREAR INSTRUMENTOS DE ORDENACIÓN Y GESTIÓN TERRITORIAL PARA LAS ZONAS DECLARADAS DE INTERÉS TURÍSTICO QUE PERMITAN EL EJERCICIO DE LA ADMINISTRACIÓN DE ESTAS ZONAS, A LOS FINES DE SU FORTALECIMIENTO, CONSOLIDACIÓN Y PROMOCIÓN COMO DESTINOS TURÍSTICOS.

UNIDAD DE MEDIDA: PLAN **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PROYECTOS Y OBRAS TURÍSTICAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 440104001 PLANES MAESTROS DE DESARROLLO URBANO TURÍSTICO PARA ZONAS DE INTERÉS TURÍSTICO

UNIDAD DE MEDIDA: PLAN **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PROYECTOS Y OBRAS TURÍSTICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	1.000.000	0	0	0	0	1.000.000
402	01	01	00	Alimentos y bebidas para personas	1.000.000	0	0	0	0	1.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**73.898.066**	**0**	**0**	**0**	**0**	**73.898.066**
403	09	00	00	Viáticos y pasajes	5.747.223	0	0	0	0	5.747.223
403	09	01	00	Viáticos y pasajes dentro del país	5.747.223	0	0	0	0	5.747.223
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	59.193.075	0	0	0	0	59.193.075
403	10	04	00	Servicios de ingeniería y arquitectónicos	59.193.075	0	0	0	0	59.193.075
403	18	00	00	Impuestos indirectos	8.957.768	0	0	0	0	8.957.768
403	18	01	00	Impuesto al valor agregado	8.957.768	0	0	0	0	8.957.768
				Totales	**74.898.066**	**0**	**0**	**0**	**0**	**74.898.066**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO **PROYECTO:** 128487 440104000 DESARROLLO DE ZONAS DE INTERÉS TURÍSTICO

OBJETIVO DEL PROYECTO: CREAR INSTRUMENTOS DE ORDENACIÓN Y GESTIÓN TERRITORIAL PARA LAS ZONAS DECLARADAS DE INTERÉS TURÍSTICO QUE PERMITAN EL EJERCICIO DE LA ADMINISTRACIÓN DE ESTAS ZONAS, A LOS FINES DE SU FORTALECIMIENTO, CONSOLIDACIÓN Y PROMOCIÓN COMO DESTINOS TURÍSTICOS.

UNIDAD DE MEDIDA: PLAN **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PROYECTOS Y OBRAS TURÍSTICAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 440104002 PLANES DE ORDENAMIENTO TERRITORIAL DE LAS ZONAS DE INTERÉS TURÍSTICO.

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PROYECTOS Y OBRAS TURÍSTICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**400.000**	**0**	**0**	**0**	**0**	**400.000**
402	01	00	00	Productos alimenticios y agropecuarios	400.000	0	0	0	0	400.000
402	01	01	00	Alimentos y bebidas para personas	400.000	0	0	0	0	400.000
403	**00**	**00**	**00**	**Servicios no personales**	**19.600.000**	**0**	**0**	**0**	**0**	**19.600.000**
403	09	00	00	Viáticos y pasajes	4.412.000	0	0	0	0	4.412.000
403	09	01	00	Viáticos y pasajes dentro del país	4.412.000	0	0	0	0	4.412.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	12.800.000	0	0	0	0	12.800.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	12.800.000	0	0	0	0	12.800.000
403	18	00	00	Impuestos indirectos	2.388.000	0	0	0	0	2.388.000
403	18	01	00	Impuesto al valor agregado	2.388.000	0	0	0	0	2.388.000
				Totales	**20.000.000**	**0**	**0**	**0**	**0**	**20.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PROYECTO: 449999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 45.749.347

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**45.749.347**	**0**	**0**	**0**	**0**	**45.749.347**
407	01	00	00	Transferencias y donaciones corrientes internas	45.749.347	0	0	0	0	45.749.347
407	01	03	00	Transferencias corrientes internas al sector público	45.749.347	0	0	0	0	45.749.347
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	45.749.347	0	0	0	0	45.749.347
				Totales	**45.749.347**	**0**	**0**	**0**	**0**	**45.749.347**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PROYECTO: 449999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 45.749.347

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**45.749.347**	**0**	**0**	**0**	**0**	**45.749.347**
407	01	00	00	Transferencias y donaciones corrientes internas	45.749.347	0	0	0	0	45.749.347
407	01	03	00	Transferencias corrientes internas al sector público	45.749.347	0	0	0	0	45.749.347
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	45.749.347	0	0	0	0	45.749.347
				- A0535 Fundación Mundo de los Niños (FUMDANIÑOS)	12.072.506	0	0	0	0	12.072.506
				- A0545 Fundación la Flor de Venezuela (FUNDAFLOR)	4.074.493	0	0	0	0	4.074.493
				- A0943 Colegio Universitario "Hotel Escuela de los Andes Venezolanos"	29.602.348	0	0	0	0	29.602.348
				Totales	**45.749.347**	**0**	**0**	**0**	**0**	**45.749.347**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PROYECTO: 449999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 45.749.347

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 449999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN LA FLOR DE VENEZUELA (FUNDAFLOR)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.074.493

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.074.493**	**0**	**0**	**0**	**0**	**4.074.493**
407	01	00	00	Transferencias y donaciones corrientes internas	4.074.493	0	0	0	0	4.074.493
407	01	03	00	Transferencias corrientes internas al sector público	4.074.493	0	0	0	0	4.074.493
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.074.493	0	0	0	0	4.074.493
				Totales	**4.074.493**	**0**	**0**	**0**	**0**	**4.074.493**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PROYECTO: 449999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 45.749.347

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 449999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE COLEGIO UNIVERSITARIO "HOTEL ESCUELA DE LOS ANDES VENEZOLANOS"

UNIDAD DE MEDIDA: BOLÍVAR **META:** 29.602.348

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**29.602.348**	**0**	**0**	**0**	**0**	**29.602.348**
407	01	00	00	Transferencias y donaciones corrientes internas	29.602.348	0	0	0	0	29.602.348
407	01	03	00	Transferencias corrientes internas al sector público	29.602.348	0	0	0	0	29.602.348
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	29.602.348	0	0	0	0	29.602.348
				Totales	**29.602.348**	**0**	**0**	**0**	**0**	**29.602.348**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PROYECTO: 449999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 45.749.347

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 449999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MUNDO DE LOS NIÑOS (FUMDANIÑOS)

UNIDAD DE MEDIDA: BOLÍVAR

META: 12.072.506

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**12.072.506**	**0**	**0**	**0**	**0**	**12.072.506**
407	01	00	00	Transferencias y donaciones corrientes internas	12.072.506	0	0	0	0	12.072.506
407	01	03	00	Transferencias corrientes internas al sector público	12.072.506	0	0	0	0	12.072.506
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	12.072.506	0	0	0	0	12.072.506
				Totales	**12.072.506**	**0**	**0**	**0**	**0**	**12.072.506**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**639.093.611**	0	0	0	0	639.093.611
401	01	00	00	Sueldos, salarios y otras retribuciones	74.743.710	0	0	0	0	74.743.710
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	21.159.018	0	0	0	0	21.159.018
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	16.993.131	0	0	0	0	16.993.131
401	01	18	00	Remuneraciones al personal contratado	36.235.321	0	0	0	0	36.235.321
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	30.835.321	0	0	0	0	30.835.321
401	01	18	02	Remuneraciones por honorarios profesionales	5.400.000	0	0	0	0	5.400.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	89.060	0	0	0	0	89.060
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	267.180	0	0	0	0	267.180
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	12.071.366	0	0	0	0	12.071.366
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	6.655.741	0	0	0	0	6.655.741
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	5.415.625	0	0	0	0	5.415.625
401	03	00	00	Primas	96.312.351	0	0	0	0	96.312.351
401	03	02	00	Primas de transporte a empleados	5.220.000	0	0	0	0	5.220.000
401	03	04	00	Primas por hijos a empleados	729.000	0	0	0	0	729.000
401	03	08	00	Primas de profesionalización a empleados	3.894.287	0	0	0	0	3.894.287
401	03	09	00	Primas por antigüedad a empleados	8.571.915	0	0	0	0	8.571.915
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.252.345	0	0	0	0	4.252.345
401	03	17	00	Primas de transporte a obreros	5.310.000	0	0	0	0	5.310.000
401	03	19	00	Primas por hijos de obreros	2.511.000	0	0	0	0	2.511.000
401	03	21	00	Primas por antigüedad a obreros	19.427.400	0	0	0	0	19.427.400
401	03	22	00	Primas de profesionalización a obreros	441.797	0	0	0	0	441.797
401	03	37	00	Primas de transporte al personal contratado	8.865.000	0	0	0	0	8.865.000
401	03	39	00	Primas por hijos al personal contratado	2.119.500	0	0	0	0	2.119.500
401	03	40	00	Primas de profesionalización al personal contratado	3.407.347	0	0	0	0	3.407.347
401	03	41	00	Primas por antigüedad al personal contratado	18.404.235	0	0	0	0	18.404.235
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	151.682	0	0	0	0	151.682
401	03	47	00	Primas al personal de alto nivel y de dirección	248.248	0	0	0	0	248.248
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	35.452	0	0	0	0	35.452
401	03	95	00	Otras primas al personal de alto nivel y de dirección	196.356	0	0	0	0	196.356
401	03	96	00	Otras primas al personal contratado	5.604.884	0	0	0	0	5.604.884

DISTRIBUCION GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	97	00	Otras primas a empleados	4.372.933	0	0	0	0	4.372.933
401	03	98	00	Otras primas a obreros	2.548.970	0	0	0	0	2.548.970
401	04	00	00	Complementos de sueldos y salarios	74.715.578	0	0	0	0	74.715.578
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	44.321	0	0	0	0	44.321
401	04	02	00	Complemento a empleados por trabajo nocturno	63.406	0	0	0	0	63.406
401	04	03	00	Complemento a empleados por gastos de alimentación	284.597	0	0	0	0	284.597
401	04	08	00	Bono compensatorio de alimentación a empleados	11.142.000	0	0	0	0	11.142.000
401	04	09	00	Bono compensatorio de transporte a empleados	171.000	0	0	0	0	171.000
401	04	10	00	Complemento a empleados por días feriados	22.160	0	0	0	0	22.160
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	822.913	0	0	0	0	822.913
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	584.808	0	0	0	0	584.808
401	04	18	00	Bono compensatorio de alimentación a obreros	11.328.000	0	0	0	0	11.328.000
401	04	19	00	Bono compensatorio de transporte a obreros	474.750	0	0	0	0	474.750
401	04	20	00	Complemento a obreros por días feriados	721.655	0	0	0	0	721.655
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.204.819	0	0	0	0	1.204.819
401	04	26	00	Bono compensatorio de alimentación al personal contratado	18.912.000	0	0	0	0	18.912.000
401	04	27	00	Bono compensatorio de transporte al personal contratado	409.500	0	0	0	0	409.500
401	04	28	00	Complemento al personal contratado por días feriados	759.264	0	0	0	0	759.264
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	48.000	0	0	0	0	48.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	72.000	0	0	0	0	72.000
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	30.000	0	0	0	0	30.000
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	72.000	0	0	0	0	72.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	216.000	0	0	0	0	216.000
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	90.000	0	0	0	0	90.000
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	26.718	0	0	0	0	26.718
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	80.147	0	0	0	0	80.147
401	04	96	00	Otros complementos a empleados	5.184.834	0	0	0	0	5.184.834
401	04	97	00	Otros complementos a obreros	7.042.083	0	0	0	0	7.042.083
401	04	98	00	Otros complementos al personal contratado	14.908.603	0	0	0	0	14.908.603
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	60.385.847	0	0	0	0	60.385.847
401	05	01	00	Aguinaldos a empleados	7.955.959	0	0	0	0	7.955.959

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	03	00	Bono vacacional a empleados	9.984.894	0	0	0	0	9.984.894
401	05	04	00	Aguinaldos a obreros	8.121.330	0	0	0	0	8.121.330
401	05	06	00	Bono vacacional a obreros	9.797.553	0	0	0	0	9.797.553
401	05	07	00	Aguinaldos al personal contratado	10.991.114	0	0	0	0	10.991.114
401	05	08	00	Bono vacacional al personal contratado	13.259.653	0	0	0	0	13.259.653
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	32.979	0	0	0	0	32.979
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	39.113	0	0	0	0	39.113
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	90.133	0	0	0	0	90.133
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	113.119	0	0	0	0	113.119
401	06	00	00	Aportes patronales y legales	26.381.254	0	0	0	0	26.381.254
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.564.583	0	0	0	0	4.564.583
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.004.142	0	0	0	0	1.004.142
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.014.352	0	0	0	0	1.014.352
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.014.352	0	0	0	0	1.014.352
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	4.682.528	0	0	0	0	4.682.528
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.228.007	0	0	0	0	1.228.007
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.040.562	0	0	0	0	1.040.562
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.040.562	0	0	0	0	1.040.562
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	6.337.164	0	0	0	0	6.337.164
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.408.259	0	0	0	0	1.408.259
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.408.259	0	0	0	0	1.408.259
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	33.637	0	0	0	0	33.637
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	2.931	0	0	0	0	2.931
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	25.913	0	0	0	0	25.913
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	7.475	0	0	0	0	7.475
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	91.933	0	0	0	0	91.933
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	8.793	0	0	0	0	8.793
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	17.706	0	0	0	0	17.706
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	20.429	0	0	0	0	20.429

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	95	00	Otros aportes legales por personal contratado	1.429.667	0	0	0	0	1.429.667
401	07	00	00	Asistencia socio-económica	249.524.776	0	0	0	0	249.524.776
401	07	01	00	Capacitación y adiestramiento a empleados	162.000	0	0	0	0	162.000
401	07	02	00	Becas a empleados	421.218	0	0	0	0	421.218
401	07	03	00	Ayudas por matrimonio a empleados	51.952	0	0	0	0	51.952
401	07	04	00	Ayudas por nacimiento de hijos a empleados	504.674	0	0	0	0	504.674
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	7.308.000	0	0	0	0	7.308.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	7.032.838	0	0	0	0	7.032.838
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	27.840.000	0	0	0	0	27.840.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	376.000	0	0	0	0	376.000
401	07	10	00	Dotación de uniformes a empleados	23.200.000	0	0	0	0	23.200.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	973.724	0	0	0	0	973.724
401	07	17	00	Capacitación y adiestramiento a obreros	220.679	0	0	0	0	220.679
401	07	18	00	Becas a obreros	1.254.480	0	0	0	0	1.254.480
401	07	19	00	Ayudas por matrimonio de obreros	59.373	0	0	0	0	59.373
401	07	20	00	Ayudas por nacimiento de hijos de obreros	415.614	0	0	0	0	415.614
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	6.608.000	0	0	0	0	6.608.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	7.214.562	0	0	0	0	7.214.562
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	28.320.000	0	0	0	0	28.320.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.040.000	0	0	0	0	1.040.000
401	07	26	00	Dotación de uniformes a obreros	23.600.000	0	0	0	0	23.600.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.424.963	0	0	0	0	1.424.963
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	42.000	0	0	0	0	42.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	38.869	0	0	0	0	38.869
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	120.000	0	0	0	0	120.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	126.000	0	0	0	0	126.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	106.233	0	0	0	0	106.233
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	360.000	0	0	0	0	360.000
401	07	74	00	Capacitación y adiestramiento al personal contratado	190.000	0	0	0	0	190.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	75	00	Becas al personal contratado	106.472	0	0	0	0	106.472
401	07	76	00	Ayudas por matrimonio al personal contratado	74.217	0	0	0	0	74.217
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	519.518	0	0	0	0	519.518
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	11.032.000	0	0	0	0	11.032.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	9.763.926	0	0	0	0	9.763.926
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	47.280.000	0	0	0	0	47.280.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	960.000	0	0	0	0	960.000
401	07	83	00	Dotación de uniformes al personal contratado	39.400.000	0	0	0	0	39.400.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.377.464	0	0	0	0	1.377.464
401	08	00	00	Prestaciones sociales e indemnizaciones	44.958.729	0	0	0	0	44.958.729
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	13.015.607	0	0	0	0	13.015.607
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	13.360.299	0	0	0	0	13.360.299
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	18.081.345	0	0	0	0	18.081.345
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	132.112	0	0	0	0	132.112
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	369.366	0	0	0	0	369.366
403	**00**	**00**	**00**	**Servicios no personales**	**36.387.604**	**0**	**0**	**0**	**0**	**36.387.604**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.631.648	0	0	0	0	1.631.648
403	10	07	00	Servicios de capacitación y adiestramiento	1.631.648	0	0	0	0	1.631.648
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.304.000	0	0	0	0	2.304.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.304.000	0	0	0	0	2.304.000
403	18	00	00	Impuestos indirectos	29.780.516	0	0	0	0	29.780.516
403	18	01	00	Impuesto al valor agregado	29.780.516	0	0	0	0	29.780.516
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.671.440	0	0	0	0	2.671.440
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.671.440	0	0	0	0	2.671.440
				Totales	**675.481.215**	**0**	**0**	**0**	**0**	675.481.215

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 440001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**639.093.611**	**0**	**0**	**0**	**0**	639.093.611
401	01	00	00	Sueldos, salarios y otras retribuciones	74.743.710	0	0	0	0	74.743.710
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	21.159.018	0	0	0	0	21.159.018
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	16.993.131	0	0	0	0	16.993.131
401	01	18	00	Remuneraciones al personal contratado	36.235.321	0	0	0	0	36.235.321
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	30.835.321	0	0	0	0	30.835.321
401	01	18	02	Remuneraciones por honorarios profesionales	5.400.000	0	0	0	0	5.400.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	89.060	0	0	0	0	89.060
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	267.180	0	0	0	0	267.180
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	12.071.366	0	0	0	0	12.071.366
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	6.655.741	0	0	0	0	6.655.741
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	5.415.625	0	0	0	0	5.415.625
401	03	00	00	Primas	96.312.351	0	0	0	0	96.312.351
401	03	02	00	Primas de transporte a empleados	5.220.000	0	0	0	0	5.220.000
401	03	04	00	Primas por hijos a empleados	729.000	0	0	0	0	729.000
401	03	08	00	Primas de profesionalización a empleados	3.894.287	0	0	0	0	3.894.287
401	03	09	00	Primas por antigüedad a empleados	8.571.915	0	0	0	0	8.571.915
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.252.345	0	0	0	0	4.252.345
401	03	17	00	Primas de transporte a obreros	5.310.000	0	0	0	0	5.310.000
401	03	19	00	Primas por hijos de obreros	2.511.000	0	0	0	0	2.511.000
401	03	21	00	Primas por antigüedad a obreros	19.427.400	0	0	0	0	19.427.400
401	03	22	00	Primas de profesionalización a obreros	441.797	0	0	0	0	441.797
401	03	37	00	Primas de transporte al personal contratado	8.865.000	0	0	0	0	8.865.000
401	03	39	00	Primas por hijos al personal contratado	2.119.500	0	0	0	0	2.119.500
401	03	40	00	Primas de profesionalización al personal contratado	3.407.347	0	0	0	0	3.407.347
401	03	41	00	Primas por antigüedad al personal contratado	18.404.235	0	0	0	0	18.404.235
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	151.682	0	0	0	0	151.682

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 440001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	47	00	Primas al personal de alto nivel y de dirección	248.248	0	0	0	0	248.248
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	35.452	0	0	0	0	35.452
401	03	95	00	Otras primas al personal de alto nivel y de dirección	196.356	0	0	0	0	196.356
401	03	96	00	Otras primas al personal contratado	5.604.884	0	0	0	0	5.604.884
401	03	97	00	Otras primas a empleados	4.372.933	0	0	0	0	4.372.933
401	03	98	00	Otras primas a obreros	2.548.970	0	0	0	0	2.548.970
401	04	00	00	Complementos de sueldos y salarios	74.715.578	0	0	0	0	74.715.578
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	44.321	0	0	0	0	44.321
401	04	02	00	Complemento a empleados por trabajo nocturno	63.406	0	0	0	0	63.406
401	04	03	00	Complemento a empleados por gastos de alimentación	284.597	0	0	0	0	284.597
401	04	08	00	Bono compensatorio de alimentación a empleados	11.142.000	0	0	0	0	11.142.000
401	04	09	00	Bono compensatorio de transporte a empleados	171.000	0	0	0	0	171.000
401	04	10	00	Complemento a empleados por días feriados	22.160	0	0	0	0	22.160
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	822.913	0	0	0	0	822.913
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	584.808	0	0	0	0	584.808
401	04	18	00	Bono compensatorio de alimentación a obreros	11.328.000	0	0	0	0	11.328.000
401	04	19	00	Bono compensatorio de transporte a obreros	474.750	0	0	0	0	474.750
401	04	20	00	Complemento a obreros por días feriados	721.655	0	0	0	0	721.655
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.204.819	0	0	0	0	1.204.819
401	04	26	00	Bono compensatorio de alimentación al personal contratado	18.912.000	0	0	0	0	18.912.000
401	04	27	00	Bono compensatorio de transporte al personal contratado	409.500	0	0	0	0	409.500
401	04	28	00	Complemento al personal contratado por días feriados	759.264	0	0	0	0	759.264
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	48.000	0	0	0	0	48.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	72.000	0	0	0	0	72.000
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	30.000	0	0	0	0	30.000
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	72.000	0	0	0	0	72.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 440001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	216.000	0	0	0	0	216.000
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	90.000	0	0	0	0	90.000
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	26.718	0	0	0	0	26.718
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	80.147	0	0	0	0	80.147
401	04	96	00	Otros complementos a empleados	5.184.834	0	0	0	0	5.184.834
401	04	97	00	Otros complementos a obreros	7.042.083	0	0	0	0	7.042.083
401	04	98	00	Otros complementos al personal contratado	14.908.603	0	0	0	0	14.908.603
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	60.385.847	0	0	0	0	60.385.847
401	05	01	00	Aguinaldos a empleados	7.955.959	0	0	0	0	7.955.959
401	05	03	00	Bono vacacional a empleados	9.984.894	0	0	0	0	9.984.894
401	05	04	00	Aguinaldos a obreros	8.121.330	0	0	0	0	8.121.330
401	05	06	00	Bono vacacional a obreros	9.797.553	0	0	0	0	9.797.553
401	05	07	00	Aguinaldos al personal contratado	10.991.114	0	0	0	0	10.991.114
401	05	08	00	Bono vacacional al personal contratado	13.259.653	0	0	0	0	13.259.653
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	32.979	0	0	0	0	32.979
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	39.113	0	0	0	0	39.113
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	90.133	0	0	0	0	90.133
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	113.119	0	0	0	0	113.119
401	06	00	00	Aportes patronales y legales	26.381.254	0	0	0	0	26.381.254
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.564.583	0	0	0	0	4.564.583
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.004.142	0	0	0	0	1.004.142
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.014.352	0	0	0	0	1.014.352
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.014.352	0	0	0	0	1.014.352
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	4.682.528	0	0	0	0	4.682.528
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.228.007	0	0	0	0	1.228.007
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.040.562	0	0	0	0	1.040.562
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.040.562	0	0	0	0	1.040.562

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 440001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	6.337.164	0	0	0	0	6.337.164
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.408.259	0	0	0	0	1.408.259
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.408.259	0	0	0	0	1.408.259
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	33.637	0	0	0	0	33.637
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	2.931	0	0	0	0	2.931
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	25.913	0	0	0	0	25.913
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	7.475	0	0	0	0	7.475
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	91.933	0	0	0	0	91.933
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	8.793	0	0	0	0	8.793
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	17.706	0	0	0	0	17.706
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	20.429	0	0	0	0	20.429
401	06	95	00	Otros aportes legales por personal contratado	1.429.667	0	0	0	0	1.429.667
401	07	00	00	Asistencia socio-económica	249.524.776	0	0	0	0	249.524.776
401	07	01	00	Capacitación y adiestramiento a empleados	162.000	0	0	0	0	162.000
401	07	02	00	Becas a empleados	421.218	0	0	0	0	421.218
401	07	03	00	Ayudas por matrimonio a empleados	51.952	0	0	0	0	51.952
401	07	04	00	Ayudas por nacimiento de hijos a empleados	504.674	0	0	0	0	504.674
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	7.308.000	0	0	0	0	7.308.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	7.032.838	0	0	0	0	7.032.838
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	27.840.000	0	0	0	0	27.840.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	376.000	0	0	0	0	376.000
401	07	10	00	Dotación de uniformes a empleados	23.200.000	0	0	0	0	23.200.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	973.724	0	0	0	0	973.724
401	07	17	00	Capacitación y adiestramiento a obreros	220.679	0	0	0	0	220.679
401	07	18	00	Becas a obreros	1.254.480	0	0	0	0	1.254.480

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 440001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	19	00	Ayudas por matrimonio de obreros	59.373	0	0	0	0	59.373
401	07	20	00	Ayudas por nacimiento de hijos de obreros	415.614	0	0	0	0	415.614
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	6.608.000	0	0	0	0	6.608.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	7.214.562	0	0	0	0	7.214.562
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	28.320.000	0	0	0	0	28.320.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.040.000	0	0	0	0	1.040.000
401	07	26	00	Dotación de uniformes a obreros	23.600.000	0	0	0	0	23.600.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.424.963	0	0	0	0	1.424.963
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	42.000	0	0	0	0	42.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	38.869	0	0	0	0	38.869
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	120.000	0	0	0	0	120.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	126.000	0	0	0	0	126.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	106.233	0	0	0	0	106.233
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	360.000	0	0	0	0	360.000
401	07	74	00	Capacitación y adiestramiento al personal contratado	190.000	0	0	0	0	190.000
401	07	75	00	Becas al personal contratado	106.472	0	0	0	0	106.472
401	07	76	00	Ayudas por matrimonio al personal contratado	74.217	0	0	0	0	74.217
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	519.518	0	0	0	0	519.518
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	11.032.000	0	0	0	0	11.032.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	9.763.926	0	0	0	0	9.763.926
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	47.280.000	0	0	0	0	47.280.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	960.000	0	0	0	0	960.000
401	07	83	00	Dotación de uniformes al personal contratado	39.400.000	0	0	0	0	39.400.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.377.464	0	0	0	0	1.377.464
401	08	00	00	Prestaciones sociales e indemnizaciones	44.958.729	0	0	0	0	44.958.729

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 440001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	13.015.607	0	0	0	0	13.015.607
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	13.360.299	0	0	0	0	13.360.299
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	18.081.345	0	0	0	0	18.081.345
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	132.112	0	0	0	0	132.112
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	369.366	0	0	0	0	369.366
403	**00**	**00**	**00**	**Servicios no personales**	**36.387.604**	**0**	**0**	**0**	**0**	**36.387.604**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.631.648	0	0	0	0	1.631.648
403	10	07	00	Servicios de capacitación y adiestramiento	1.631.648	0	0	0	0	1.631.648
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.304.000	0	0	0	0	2.304.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.304.000	0	0	0	0	2.304.000
403	18	00	00	Impuestos indirectos	29.780.516	0	0	0	0	29.780.516
403	18	01	00	Impuesto al valor agregado	29.780.516	0	0	0	0	29.780.516
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.671.440	0	0	0	0	2.671.440
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.671.440	0	0	0	0	2.671.440
				Totales	**675.481.215**	**0**	**0**	**0**	**0**	**675.481.215**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**70.576.000**	0	0	0	0	70.576.000
402	01	00	00	Productos alimenticios y agropecuarios	27.000.000	0	0	0	0	27.000.000
402	01	01	00	Alimentos y bebidas para personas	27.000.000	0	0	0	0	27.000.000
402	03	00	00	Textiles y vestuarios	950.000	0	0	0	0	950.000
402	03	02	00	Prendas de vestir	450.000	0	0	0	0	450.000
402	03	03	00	Calzados	500.000	0	0	0	0	500.000
402	04	00	00	Productos de cuero y caucho	5.600.000	0	0	0	0	5.600.000
402	04	03	00	Cauchos y tripas para vehículos	5.600.000	0	0	0	0	5.600.000
402	05	00	00	Productos de papel, cartón e impresos	9.306.000	0	0	0	0	9.306.000
402	05	01	00	Pulpa de madera, papel y cartón	5.000.000	0	0	0	0	5.000.000
402	05	02	00	Envases y cajas de papel y cartón	900.000	0	0	0	0	900.000
402	05	03	00	Productos de papel y cartón para oficina	2.700.000	0	0	0	0	2.700.000
402	05	04	00	Libros, revistas y periódicos	356.000	0	0	0	0	356.000
402	05	06	00	Productos de papel y cartón para computación	350.000	0	0	0	0	350.000
402	06	00	00	Productos químicos y derivados	3.020.000	0	0	0	0	3.020.000
402	06	01	00	Sustancias químicas y de uso industrial	130.000	0	0	0	0	130.000
402	06	02	00	Abonos, plaguicidas y otros	70.000	0	0	0	0	70.000
402	06	03	00	Tintas, pinturas y colorantes	700.000	0	0	0	0	700.000
402	06	04	00	Productos farmacéuticos y medicamentos	350.000	0	0	0	0	350.000
402	06	05	00	Productos de tocador	220.000	0	0	0	0	220.000
402	06	06	00	Combustibles y lubricantes	650.000	0	0	0	0	650.000
402	06	08	00	Productos plásticos	900.000	0	0	0	0	900.00
402	08	00	00	Productos metálicos	7.250.000	0	0	0	0	7.250.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	750.000	0	0	0	0	750.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	6.500.000	0	0	0	0	6.500.000
402	10	00	00	Productos varios y útiles diversos	15.850.000	0	0	0	0	15.850.000
402	10	02	00	Materiales y útiles de limpieza y aseo	2.500.000	0	0	0	0	2.500.000
402	10	03	00	Utensilios de cocina y comedor	400.000	0	0	0	0	400.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.000.000	0	0	0	0	4.000.000
402	10	08	00	Materiales para equipos de computación	5.500.000	0	0	0	0	5.500.000
402	10	11	00	Materiales eléctricos	950.000	0	0	0	0	950.000
402	10	12	00	Materiales para instalaciones sanitarias	800.000	0	0	0	0	800.000
402	10	99	00	Otros productos y útiles diversos	1.700.000	0	0	0	0	1.700.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	99	00	00	Otros materiales y suministros	1.600.000	0	0	0	0	1.600.000
402	99	01	00	Otros materiales y suministros	1.600.000	0	0	0	0	1.600.000
403	**00**	**00**	**00**	**Servicios no personales**	**131.308.967**	**0**	**0**	0	**0**	**131.308.967**
403	01	00	00	Alquileres de inmuebles	9.900.000	0	0	0	0	9.900.000
403	01	01	00	Alquileres de edificios y locales	9.900.000	0	0	0	0	9.900.000
403	03	00	00	Derechos sobre bienes intangibles	30.000	0	0	0	0	30.000
403	03	03	00	Paquetes y programas de computación	30.000	0	0	0	0	30.000
403	04	00	00	Servicios básicos	16.350.000	0	0	0	0	16.350.000
403	04	01	00	Electricidad	1.550.000	0	0	0	0	1.550.000
403	04	03	00	Agua	4.350.000	0	0	0	0	4.350.000
403	04	04	00	Teléfonos	9.500.000	0	0	0	0	9.500.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	5.500.000	0	0	0	0	5.500.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	4.000.000	0	0	0	0	4.000.000
403	04	05	00	Servicio de comunicaciones	550.000	0	0	0	0	550.000
403	04	06	00	Servicio de aseo urbano y domiciliario	400.000	0	0	0	0	400.000
403	06	00	00	Servicios de transporte y almacenaje	726.000	0	0	0	0	726.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	726.000	0	0	0	0	726.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	7.300.000	0	0	0	0	7.300.000
403	07	02	00	Imprenta y reproducción	3.800.000	0	0	0	0	3.800.000
403	07	03	00	Relaciones sociales	3.500.000	0	0	0	0	3.500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.400.000	0	0	0	0	3.400.000
403	08	01	00	Primas y gastos de seguros	3.400.000	0	0	0	0	3.400.000
403	09	00	00	Viáticos y pasajes	27.700.000	0	0	0	0	27.700.000
403	09	01	00	Viáticos y pasajes dentro del país	21.700.000	0	0	0	0	21.700.000
403	09	02	00	Viáticos y pasajes fuera del país	6.000.000	0	0	0	0	6.000.00
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	7.620.000	0	0	0	0	7.620.00
403	10	09	00	Servicios de lavandería y tintorería	20.000	0	0	0	0	20.00
403	10	11	00	Servicios para la elaboración y suministro de comida	1.600.000	0	0	0	0	1.600.00
403	10	99	00	Otros servicios profesionales y técnicos	6.000.000	0	0	0	0	6.000.00
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	29.046.000	0	0	0	0	29.046.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.746.000	0	0	0	0	10.746.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.300.000	0	0	0	0	10.300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	8.000.000	0	0	0	0	8.000.000
403	12	00	00	Conservación y reparaciones menores de obras	4.980.000	0	0	0	0	4.980.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.980.000	0	0	0	0	4.980.000
403	15	00	00	Servicios fiscales	33.349	0	0	0	0	33.349
403	15	02	00	Tasas y otros derechos obligatorios	33.349	0	0	0	0	33.349
403	18	00	00	Impuestos indirectos	23.723.618	0	0	0	0	23.723.618
403	18	01	00	Impuesto al valor agregado	23.723.618	0	0	0	0	23.723.618
403	99	00	00	Otros servicios no personales	500.000	0	0	0	0	500.000
403	99	01	00	Otros servicios no personales	500.000	0	0	0	0	500.000
404	**00**	**00**	**00**	**Activos reales**	**28.500.000**	**0**	**0**	**0**	**0**	**28.500.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	28.500.000	0	0	0	0	28.500.000
404	09	02	00	Equipos de computación	16.500.000	0	0	0	0	16.500.000
404	09	03	00	Mobiliario y equipos de alojamiento	12.000.000	0	0	0	0	12.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**117.065.973**	**0**	**0**	**0**	**0**	**117.065.973**
407	01	00	00	Transferencias y donaciones corrientes internas	112.359.106	0	0	0	0	112.359.106
407	01	02	00	Donaciones corrientes internas al sector privado	5.000.000	0	0	0	0	5.000.000
407	01	02	01	Donaciones corrientes a personas	5.000.000	0	0	0	0	5.000.000
407	01	03	00	Transferencias corrientes internas al sector público	107.359.106	0	0	0	0	107.359.106
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	107.359.106	0	0	0	0	107.359.106
407	02	00	00	Transferencias y donaciones corrientes al exterior	2.203.320	0	0	0	0	2.203.320
407	02	01	00	Transferencias corrientes al exterior	2.203.320	0	0	0	0	2.203.320
407	02	01	04	Transferencias corrientes a organismos internacionales	2.203.320	0	0	0	0	2.203.320
407	03	00	00	Transferencias y donaciones de capital internas	2.503.547	0	0	0	0	2.503.547
407	03	03	00	Transferencias de capital internas al sector público	2.503.547	0	0	0	0	2.503.547
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	2.503.547	0	0	0	0	2.503.547
408	**00**	**00**	**00**	**Otros gastos**	**200.000**	**0**	**0**	**0**	**0**	**200.000**
408	05	00	00	Obligaciones en el ejercicio vigente	200.000	0	0	0	0	200.000
408	05	03	00	Indemnizaciones diversas	200.000	0	0	0	0	200.000
				Totales	**347.650.940**	0	0	0	0	347.650.940

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**112.065.973**	**0**	**0**	**0**	**0**	**112.065.973**
407	01	00	00	Transferencias y donaciones corrientes internas	107.359.106	0	0	0	0	107.359.106
407	01	03	00	Transferencias corrientes internas al sector público	107.359.106	0	0	0	0	107.359.106
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	107.359.106	0	0	0	0	107.359.106
				- A0535 Fundación Mundo de los Niños (FUMDANIÑOS)	29.106.994	0	0	0	0	29.106.994
				- A0536 Fundación Bosque Macuto	48.682.953	0	0	0	0	48.682.953
				- A0545 Fundación la Flor de Venezuela (FUNDAFLOR)	10.271.507	0	0	0	0	10.271.507
				- A0653 Corporación para la Zona Libre para el Fomento de la Inversión Turística de la Península de Paraguaná, (CORPOTULIPA)	8.900.000	0	0	0	0	8.900.000
				- A0943 Colegio Universitario "Hotel Escuela de los Andes Venezolanos"	10.397.652	0	0	0	0	10.397.652
407	02	00	00	Transferencias y donaciones corrientes al exterior	2.203.320	0	0	0	0	2.203.320
407	02	01	00	Transferencias corrientes al exterior	2.203.320	0	0	0	0	2.203.320
407	02	01	04	Transferencias corrientes a organismos internacionales	2.203.320	0	0	0	0	2.203.320
				- I0235 Organización Mundial del Turismo (OMT)	628.320	0	0	0	0	628.320
				- I0236 Organización Turística del Caribe (OTC)	1.575.000	0	0	0	0	1.575.000
407	03	00	00	Transferencias y donaciones de capital internas	2.503.547	0	0	0	0	2.503.547
407	03	03	00	Transferencias de capital internas al sector público	2.503.547	0	0	0	0	2.503.547
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	2.503.547	0	0	0	0	2.503.547
				- A0535 Fundación Mundo de los Niños (FUMDANIÑOS)	1.232.500	0	0	0	0	1.232.500
				- A0536 Fundación Bosque Macuto	917.047	0	0	0	0	917.047
				- A0545 Fundación la Flor de Venezuela (FUNDAFLOR)	354.000	0	0	0	0	354.000
				Totales	**112.065.973**	**0**	**0**	**0**	**0**	**112.065.973**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 440002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**70.576.000**	**0**	0	0	0	70.576.000
402	01	00	00	Productos alimenticios y agropecuarios	27.000.000	0	0	0	0	27.000.000
402	01	01	00	Alimentos y bebidas para personas	27.000.000	0	0	0	0	27.000.000
402	03	00	00	Textiles y vestuarios	950.000	0	0	0	0	950.000
402	03	02	00	Prendas de vestir	450.000	0	0	0	0	450.000
402	03	03	00	Calzados	500.000	0	0	0	0	500.000
402	04	00	00	Productos de cuero y caucho	5.600.000	0	0	0	0	5.600.000
402	04	03	00	Cauchos y tripas para vehículos	5.600.000	0	0	0	0	5.600.000
402	05	00	00	Productos de papel, cartón e impresos	9.306.000	0	0	0	0	9.306.000
402	05	01	00	Pulpa de madera, papel y cartón	5.000.000	0	0	0	0	5.000.000
402	05	02	00	Envases y cajas de papel y cartón	900.000	0	0	0	0	900.000
402	05	03	00	Productos de papel y cartón para oficina	2.700.000	0	0	0	0	2.700.000
402	05	04	00	Libros, revistas y periódicos	356.000	0	0	0	0	356.000
402	05	06	00	Productos de papel y cartón para computación	350.000	0	0	0	0	350.000
402	06	00	00	Productos químicos y derivados	3.020.000	0	0	0	0	3.020.000
402	06	01	00	Sustancias químicas y de uso industrial	130.000	0	0	0	0	130.000
402	06	02	00	Abonos, plaguicidas y otros	70.000	0	0	0	0	70.000
402	06	03	00	Tintas, pinturas y colorantes	700.000	0	0	0	0	700.000
402	06	04	00	Productos farmacéuticos y medicamentos	350.000	0	0	0	0	350.000
402	06	05	00	Productos de tocador	220.000	0	0	0	0	220.000
402	06	06	00	Combustibles y lubricantes	650.000	0	0	0	0	650.000
402	06	08	00	Productos plásticos	900.000	0	0	0	0	900.000
402	08	00	00	Productos metálicos	7.250.000	0	0	0	0	7.250.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	750.000	0	0	0	0	750.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	6.500.000	0	0	0	0	6.500.000
402	10	00	00	Productos varios y útiles diversos	15.850.000	0	0	0	0	15.850.000
402	10	02	00	Materiales y útiles de limpieza y aseo	2.500.000	0	0	0	0	2.500.000
402	10	03	00	Utensilios de cocina y comedor	400.000	0	0	0	0	400.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 440002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.000.000	0	0	0	0	4.000.000
402	10	08	00	Materiales para equipos de computación	5.500.000	0	0	0	0	5.500.000
402	10	11	00	Materiales eléctricos	950.000	0	0	0	0	950.000
402	10	12	00	Materiales para instalaciones sanitarias	800.000	0	0	0	0	800.000
402	10	99	00	Otros productos y útiles diversos	1.700.000	0	0	0	0	1.700.000
402	99	00	00	Otros materiales y suministros	1.600.000	0	0	0	0	1.600.000
402	99	01	00	Otros materiales y suministros	1.600.00	0	0	0	0	1.600.000
403	**00**	**00**	**00**	**Servicios no personales**	**131.308.967**	**0**	**0**	**0**	**0**	**131.308.967**
403	01	00	00	Alquileres de inmuebles	9.900.000	0	0	0	0	9.900.000
403	01	01	00	Alquileres de edificios y locales	9.900.000	0	0	0	0	9.900.000
403	03	00	00	Derechos sobre bienes intangibles	30.000	0	0	0	0	30.000
403	03	03	00	Paquetes y programas de computación	30.000	0	0	0	0	30.000
403	04	00	00	Servicios básicos	16.350.000	0	0	0	0	16.350.000
403	04	01	00	Electricidad	1.550.000	0	0	0	0	1.550.000
403	04	03	00	Agua	4.350.000	0	0	0	0	4.350.000
403	04	04	00	Teléfonos	9.500.000	0	0	0	0	9.500.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	5.500.000	0	0	0	0	5.500.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	4.000.000	0	0	0	0	4.000.000
403	04	05	00	Servicio de comunicaciones	550.000	0	0	0	0	550.000
403	04	06	00	Servicio de aseo urbano y domiciliario	400.000	0	0	0	0	400.000
403	06	00	00	Servicios de transporte y almacenaje	726.000	0	0	0	0	726.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	726.000	0	0	0	0	726.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	7.300.000	0	0	0	0	7.300.000
403	07	02	00	Imprenta y reproducción	3.800.000	0	0	0	0	3.800.000
403	07	03	00	Relaciones sociales	3.500.000	0	0	0	0	3.500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.400.000	0	0	0	0	3.400.000
403	08	01	00	Primas y gastos de seguros	3.400.000	0	0	0	0	3.400.000
403	09	00	00	Viáticos y pasajes	27.700.000	0	0	0	0	27.700.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 440002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	21.700.000	0	0	0	0	21.700.000
403	09	02	00	Viáticos y pasajes fuera del país	6.000.000	0	0	0	0	6.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	7.620.000	0	0	0	0	7.620.000
403	10	09	00	Servicios de lavandería y tintorería	20.000	0	0	0	0	20.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.600.000	0	0	0	0	1.600.000
403	10	99	00	Otros servicios profesionales y técnicos	6.000.000	0	0	0	0	6.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	29.046.000	0	0	0	0	29.046.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.746.000	0	0	0	0	10.746.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.300.000	0	0	0	0	10.300.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	8.000.000	0	0	0	0	8.000.000
403	12	00	00	Conservación y reparaciones menores de obras	4.980.000	0	0	0	0	4.980.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.980.000	0	0	0	0	4.980.000
403	15	00	00	Servicios fiscales	33.349	0	0	0	0	33.349
403	15	02	00	Tasas y otros derechos obligatorios	33.349	0	0	0	0	33.349
403	18	00	00	Impuestos indirectos	23.723.618	0	0	0	0	23.723.618
403	18	01	00	Impuesto al valor agregado	23.723.618	0	0	0	0	23.723.618
403	99	00	00	Otros servicios no personales	500.000	0	0	0	0	500.000
403	99	01	00	Otros servicios no personales	500.000	0	0	0	0	500.000
404	**00**	**00**	**00**	**Activos reales**	**28.500.000**	**0**	**0**	**0**	**0**	**28.500.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	28.500.000	0	0	0	0	28.500.000
404	09	02	00	Equipos de computación	16.500.000	0	0	0	0	16.500.000
404	09	03	00	Mobiliario y equipos de alojamiento	12.000.000	0	0	0	0	12.000.000
408	**00**	**00**	**00**	**Otros gastos**	**200.000**	**0**	**0**	**0**	**0**	**200.000**
408	05	00	00	Obligaciones en el ejercicio vigente	200.000	0	0	0	0	200.000
408	05	03	00	Indemnizaciones diversas	200.000	0	0	0	0	200.000
				Totales	**230.584.967**	**0**	**0**	**0**	**0**	230.584.967

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 440002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.203.320**	**0**	**0**	**0**	**0**	**7.203.320**
407	01	00	00	Transferencias y donaciones corrientes internas	5.000.000	0	0	0	0	5.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	5.000.000	0	0	0	0	5.000.000
407	01	02	01	Donaciones corrientes a personas	5.000.000	0	0	0	0	5.000.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	2.203.320	0	0	0	0	2.203.320
407	02	01	00	Transferencias corrientes al exterior	2.203.320	0	0	0	0	2.203.320
407	02	01	04	Transferencias corrientes a organismos internacionales	2.203.320	0	0	0	0	2.203.320
				Totales	**7.203.320**	**0**	**0**	**0**	**0**	**7.203.320**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 440002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**109.862.653**	**0**	**0**	**0**	**0**	**109.862.653**
407	01	00	00	Transferencias y donaciones corrientes internas	107.359.106	0	0	0	0	107.359.106
407	01	03	00	Transferencias corrientes internas al sector público	107.359.106	0	0	0	0	107.359.106
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	107.359.106	0	0	0	0	107.359.106
407	03	00	00	Transferencias y donaciones de capital internas	2.503.547	0	0	0	0	2.503.547
407	03	03	00	Transferencias de capital internas al sector público	2.503.547	0	0	0	0	2.503.547
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	2.503.547	0	0	0	0	2.503.547
				Totales	**109.862.653**	**0**	**0**	**0**	**0**	**109.862.653**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**75.029.499**	**0**	**0**	**0**	**0**	**75.029.499**
407	01	00	00	Transferencias y donaciones corrientes internas	75.029.499	0	0	0	0	75.029.499
407	01	01	00	Transferencias corrientes internas al sector privado	75.029.499	0	0	0	0	75.029.499
407	01	01	01	Pensiones del personal empleado, obrero y militar	4.834.406	0	0	0	0	4.834.406
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	13.698.512	0	0	0	0	13.698.512
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	851.287	0	0	0	0	851.287
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.113.603	0	0	0	0	1.113.603
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	5.760.000	0	0	0	0	5.760.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	6.852.195	0	0	0	0	6.852.195
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	2.438.631	0	0	0	0	2.438.631
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	3.241.503	0	0	0	0	3.241.503
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	17.520.000	0	0	0	0	17.520.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	18.719.362	0	0	0	0	18.719.362
				Totales	**75.029.499**	**0**	**0**	**0**	**0**	**75.029.499**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

ACCIÓN CENTRALIZADA: 440003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 440003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**75.029.499**	**0**	**0**	**0**	**0**	**75.029.499**
407	01	00	00	Transferencias y donaciones corrientes internas	75.029.499	0	0	0	0	75.029.499
407	01	01	00	Transferencias corrientes internas al sector privado	75.029.499	0	0	0	0	75.029.499
407	01	01	01	Pensiones del personal empleado, obrero y militar	4.834.406	0	0	0	0	4.834.406
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	13.698.512	0	0	0	0	13.698.512
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	851.287	0	0	0	0	851.287
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.113.603	0	0	0	0	1.113.603
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	5.760.000	0	0	0	0	5.760.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	6.852.195	0	0	0	0	6.852.195
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	2.438.631	0	0	0	0	2.438.631
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	3.241.503	0	0	0	0	3.241.503
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	17.520.000	0	0	0	0	17.520.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	18.719.362	0	0	0	0	18.719.362
				Totales	**75.029.499**	**0**	**0**	**0**	**0**	**75.029.499**

45

Ministerio del Poder Popular de Petróleo y Minería

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**2.141.289.686**	0	0	0	0	**2.141.289.686**
401	01	00	00	Sueldos, salarios y otras retribuciones	174.326.061	0	0	0	0	174.326.061
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	126.303.600	0	0	0	0	126.303.600
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	398.886	0	0	0	0	398.886
401	01	03	00	Suplencias a empleados	3.416.512	0	0	0	0	3.416.512
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	38.902.337	0	0	0	0	38.902.337
401	01	13	00	Suplencias a obreros	4.743.726	0	0	0	0	4.743.726
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	96.000	0	0	0	0	96.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	465.000	0	0	0	0	465.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	163.599.243	0	0	0	0	163.599.243
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	82.227.035	0	0	0	0	82.227.035
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	266.941	0	0	0	0	266.941
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	81.105.267	0	0	0	0	81.105.267
401	03	00	00	Primas	134.827.030	0	0	0	0	134.827.030
401	03	08	00	Primas de profesionalización a empleados	63.193.296	0	0	0	0	63.193.296
401	03	09	00	Primas por antigüedad a empleados	50.291.280	0	0	0	0	50.291.280
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.702.700	0	0	0	0	2.702.700
401	03	21	00	Primas por antigüedad a obreros	16.671.330	0	0	0	0	16.671.330
401	03	22	00	Primas de profesionalización a obreros	1.167.328	0	0	0	0	1.167.328
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	72.624	0	0	0	0	72.624
401	03	47	00	Primas al personal de alto nivel y de dirección	365.772	0	0	0	0	365.772
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	70.200	0	0	0	0	70.200
401	03	95	00	Otras primas al personal de alto nivel y de dirección	292.500	0	0	0	0	292.500
401	04	00	00	Complementos de sueldos y salarios	719.956.256	0	0	0	0	719.956.256
401	04	06	00	Complemento a empleados por comisión de servicios	636.347	0	0	0	0	636.347
401	04	08	00	Bono compensatorio de alimentación a empleados	93.197.122	0	0	0	0	93.197.122
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	23.717.433	0	0	0	0	23.717.433
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	284.833	0	0	0	0	284.833
401	04	17	00	Complemento a obreros por gastos de transporte	105.329	0	0	0	0	105.329
401	04	18	00	Bono compensatorio de alimentación a obreros	23.437.050	0	0	0	0	23.437.050

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	29.007	0	0	0	0	29.007
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	145.035	0	0	0	0	145.035
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	216.300	0	0	0	0	216.300
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.031.250	0	0	0	0	1.031.250
401	04	96	00	Otros complementos a empleados	398.095.540	0	0	0	0	398.095.540
401	04	97	00	Otros complementos a obreros	179.061.010	0	0	0	0	179.061.010
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	126.930.958	0	0	0	0	126.930.958
401	05	01	00	Aguinaldos a empleados	630.804	0	0	0	0	630.804
401	05	02	00	Utilidades legales y convencionales a empleados	687.107	0	0	0	0	687.107
401	05	03	00	Bono vacacional a empleados	92.747.386	0	0	0	0	92.747.386
401	05	06	00	Bono vacacional a obreros	32.865.661	0	0	0	0	32.865.661
401	06	00	00	Aportes patronales y legales	104.648.883	0	0	0	0	104.648.883
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	42.646.379	0	0	0	0	42.646.379
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	17.750.591	0	0	0	0	17.750.591
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	8.033.006	0	0	0	0	8.033.006
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	9.450.589	0	0	0	0	9.450.589
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	15.107.246	0	0	0	0	15.107.246
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	5.035.749	0	0	0	0	5.035.749
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.853.591	0	0	0	0	2.853.591
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.357.166	0	0	0	0	3.357.166
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	38.807	0	0	0	0	38.807
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	16.198	0	0	0	0	16.198
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	8.624	0	0	0	0	8.624
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	7.331	0	0	0	0	7.331
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	187.914	0	0	0	0	187.914
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	78.434	0	0	0	0	78.434
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	41.760	0	0	0	0	41.760
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	35.498	0	0	0	0	35.498
401	07	00	00	Asistencia socio-económica	502.069.272	0	0	0	0	502.069.272

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	01	00	Capacitación y adiestramiento a empleados	2.495.188	0	0	0	0	2.495.188
401	07	02	00	Becas a empleados	38.581.920	0	0	0	0	38.581.920
401	07	03	00	Ayudas por matrimonio a empleados	468.000	0	0	0	0	468.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	702.000	0	0	0	0	702.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	187.652.546	0	0	0	0	187.652.546
401	07	10	00	Dotación de uniformes a empleados	74.443.200	0	0	0	0	74.443.200
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	7.082.270	0	0	0	0	7.082.270
401	07	17	00	Capacitación y adiestramiento a obreros	389.024	0	0	0	0	389.024
401	07	18	00	Becas a obreros	21.986.640	0	0	0	0	21.986.640
401	07	19	00	Ayudas por matrimonio de obreros	312.000	0	0	0	0	312.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	585.000	0	0	0	0	585.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	65.897.084	0	0	0	0	65.897.084
401	07	26	00	Dotación de uniformes a obreros	56.839.100	0	0	0	0	56.839.100
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	5.446.993	0	0	0	0	5.446.993
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	827.906	0	0	0	0	827.906
401	07	96	00	Otras subvenciones a empleados	14.999.400	0	0	0	0	14.999.400
401	07	97	00	Otras subvenciones a obreros	23.361.001	0	0	0	0	23.361.001
401	08	00	00	Prestaciones sociales e indemnizaciones	214.931.983	0	0	0	0	214.931.983
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	130.169.132	0	0	0	0	130.169.132
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	83.775.318	0	0	0	0	83.775.318
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	987.533	0	0	0	0	987.533
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**230.753.214**	**0**	**0**	**0**	**0**	**230.753.214**
402	01	00	00	Productos alimenticios y agropecuarios	1.912.355	0	0	0	0	1.912.355
402	01	01	00	Alimentos y bebidas para personas	1.912.355	0	0	0	0	1.912.355
402	03	00	00	Textiles y vestuarios	6.252.851	0	0	0	0	6.252.851
402	03	01	00	Textiles	40.080	0	0	0	0	40.080
402	03	02	00	Prendas de vestir	5.843.171	0	0	0	0	5.843.171
402	03	03	00	Calzados	369.600	0	0	0	0	369.600
402	04	00	00	Productos de cuero y caucho	6.242.575	0	0	0	0	6.242.575
402	04	03	00	Cauchos y tripas para vehículos	6.242.575	0	0	0	0	6.242.575
402	05	00	00	Productos de papel, cartón e impresos	29.242.090	0	0	0	0	29.242.090

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	303.000	0	0	0	0	303.000
402	05	02	00	Envases y cajas de papel y cartón	101.233	0	0	0	0	101.233
402	05	03	00	Productos de papel y cartón para oficina	27.413.298	0	0	0	0	27.413.298
402	05	04	00	Libros, revistas y periódicos	716.078	0	0	0	0	716.078
402	05	06	00	Productos de papel y cartón para computación	209.181	0	0	0	0	209.181
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	480.000	0	0	0	0	480.000
402	05	99	00	Otros productos de pulpa, papel y cartón	19.300	0	0	0	0	19.300
402	06	00	00	Productos químicos y derivados	14.474.567	0	0	0	0	14.474.567
402	06	02	00	Abonos, plaguicidas y otros	64.734	0	0	0	0	64.734
402	06	03	00	Tintas, pinturas y colorantes	5.280.531	0	0	0	0	5.280.531
402	06	04	00	Productos farmacéuticos y medicamentos	5.513.092	0	0	0	0	5.513.092
402	06	05	00	Productos de tocador	67.503	0	0	0	0	67.503
402	06	06	00	Combustibles y lubricantes	1.134.032	0	0	0	0	1.134.032
402	06	08	00	Productos plásticos	2.414.675	0	0	0	0	2.414.675
402	07	00	00	Productos minerales no metálicos	61.060	0	0	0	0	61.060
402	07	04	00	Cemento, cal y yeso	61.060	0	0	0	0	61.060
402	08	00	00	Productos metálicos	14.712.301	0	0	0	0	14.712.301
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	9.181.533	0	0	0	0	9.181.533
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.530.768	0	0	0	0	5.530.768
402	09	00	00	Productos de madera	7.579	0	0	0	0	7.579
402	09	99	00	Otros productos de madera	7.579	0	0	0	0	7.579
402	10	00	00	Productos varios y útiles diversos	72.451.360	0	0	0	0	72.451.360
402	10	01	00	Artículos de deporte, recreación y juguetes	1.663.438	0	0	0	0	1.663.438
402	10	02	00	Materiales y útiles de limpieza y aseo	4.297.815	0	0	0	0	4.297.815
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.467.129	0	0	0	0	2.467.129
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.379.745	0	0	0	0	12.379.745
402	10	06	00	Condecoraciones, ofrendas y similares	375.000	0	0	0	0	375.000
402	10	07	00	Productos de seguridad en el trabajo	12.457.235	0	0	0	0	12.457.235
402	10	08	00	Materiales para equipos de computación	34.164.268	0	0	0	0	34.164.268
402	10	11	00	Materiales eléctricos	4.646.730	0	0	0	0	4.646.730
402	99	00	00	Otros materiales y suministros	85.396.476	0	0	0	0	85.396.476

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	99	01	00	Otros materiales y suministros	85.396.476	0	0	0	0	85.396.476
403	**00**	**00**	**00**	**Servicios no personales**	**270.890.345**	0	**0**	**0**	**0**	**270.890.345**
403	01	00	00	Alquileres de inmuebles	11.670.988	0	0	0	0	11.670.988
403	01	01	00	Alquileres de edificios y locales	11.670.988	0	0	0	0	11.670.988
403	04	00	00	Servicios básicos	11.507.680	0	0	0	0	11.507.680
403	04	01	00	Electricidad	832.000	0	0	0	0	832.000
403	04	03	00	Agua	360.000	0	0	0	0	360.000
403	04	04	00	Teléfonos	4.563.200	0	0	0	0	4.563.200
403	04	04	01	Servicios de telefonía prestados por organismos públicos	4.563.200	0	0	0	0	4.563 200
403	04	05	00	Servicio de comunicaciones	1.250.000	0	0	0	0	1.250.000
403	04	07	00	Servicio de condominio	4.502.480	0	0	0	0	4.502.48
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	7.500	0	0	0	0	7.500
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	7.500	0	0	0	0	7.500
403	06	00	00	Servicios de transporte y almacenaje	506.150	0	0	0	0	506.150
403	06	01	00	Fletes y embalajes	23.500	0	0	0	0	23.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	482.650	0	0	0	0	482.650
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.362.867	0	0	0	0	6.362.867
403	07	01	00	Publicidad y propaganda	650.001	0	0	0	0	650.001
403	07	02	00	Imprenta y reproducción	3.991.006	0	0	0	0	3.991.006
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	200.000
403	07	04	00	Avisos	1.521.860	0	0	0	0	1.521.860
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	20.762.088	0	0	0	0	20.762.088
403	08	01	00	Primas y gastos de seguros	20.760.000	0	0	0	0	20.760.00
403	08	02	00	Comisiones y gastos bancarios	2.088	0	0	0	0	2.088
403	09	00	00	Viáticos y pasajes	76.534.928	0	0	0	0	76.534.928
403	09	01	00	Viáticos y pasajes dentro del país	61.862.500	0	0	0	0	61.862.500
403	09	02	00	Viáticos y pasajes fuera del país	14.672.428	0	0	0	0	14.672.428
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	20.392.431	0	0	0	0	20.392.431
403	10	03	00	Servicios de procesamiento de datos	25.430	0	0	0	0	25.430
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	3.504.000	0	0	0	0	3.504.000
403	10	07	00	Servicios de capacitación y adiestramiento	16.050.001	0	0	0	0	16.050.001

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	11	00	Servicios para la elaboración y suministro de comida	720.000	0	0	0	0	720.000
403	10	99	00	Otros servicios profesionales y técnicos	93.000	0	0	0	0	93.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	24.392.852	0	0	0	0	24.392.852
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	6.143.208	0	0	0	0	6.143.208
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	645.360	0	0	0	0	645.360
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	500.000	0	0	0	0	500.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	150.000	0	0	0	0	150.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	16.954.284	0	0	0	0	16.954.284
403	12	00	00	Conservación y reparaciones menores de obras	926.905	0	0	0	0	926.905
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	926.905	0	0	0	0	926.905
403	16	00	00	Servicios de diversión, esparcimiento y culturales	270.000	0	0	0	0	270.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	270.000	0	0	0	0	270.000
403	18	00	00	Impuestos indirectos	66.282.345	0	0	0	0	66.282.345
403	18	01	00	Impuesto al valor agregado	66.282.345	0	0	0	0	66.282.345
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	9.995.371	0	0	0	0	9.995.371
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	9.995.371	0	0	0	0	9.995.371
403	99	00	00	Otros servicios no personales	21.278.240	0	0	0	0	21.278.240
403	99	01	00	Otros servicios no personales	21.278.240	0	0	0	0	21.278.240
404	**00**	**00**	**00**	**Activos reales**	**119.533.980**	**0**	**0**	**0**	**0**	**119.533.980**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	18.915.761	0	0	0	0	18.915.761
404	01	01	00	Repuestos mayores	5.186.085	0	0	0	0	5.186.085
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	2.231.495	0	0	0	0	2.231.495
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	2.954.590	0	0	0	0	2.954.590
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	13.729.676	0	0	0	0	13.729.676
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	1.416.045	0	0	0	0	1.416.045
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	12.313.631	0	0	0	0	12.313.631
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.944.750	0	0	0	0	4.944.750
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	730.500	0	0	0	0	730.500
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	4.189.250	0	0	0	0	4.189.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	03	05	00	Maquinaria y equipos industriales y de taller	25.000	0	0	0	0	25.000
404	04	00	00	Equipos de transporte, tracción y elevación	3.077.000	0	0	0	0	3.077.000
404	04	01	00	Vehículos automotores terrestres	3.000.000	0	0	0	0	3.000.000
404	04	05	00	Vehículos de tracción no motorizados	77.000	0	0	0	0	77.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	7.497.191	0	0	0	0	7.497.191
404	05	01	00	Equipos de telecomunicaciones	5.311.733	0	0	0	0	5.311.733
404	05	02	00	Equipos de señalamiento	2.185.458	0	0	0	0	2.185.458
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.635.250	0	0	0	0	1.635.250
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.635.250	0	0	0	0	1.635.250
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	4.805.756	0	0	0	0	4.805.756
404	07	01	00	Equipos científicos y de laboratorio	4.023.381	0	0	0	0	4.023.381
404	07	02	00	Equipos de enseñanza, deporte y recreación	782.375	0	0	0	0	782.375
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	58.033.587	0	0	0	0	58.033.587
404	09	01	00	Mobiliario y equipos de oficina	8.007.606	0	0	0	0	8.007.606
404	09	02	00	Equipos de computación	34.714.321	0	0	0	0	34.714.321
404	09	03	00	Mobiliario y equipos de alojamiento	15.251.660	0	0	0	0	15.251.660
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	60.000	0	0	0	0	60.000
404	12	00	00	Activos intangibles	506.870	0	0	0	0	506.870
404	12	04	00	Paquetes y programas de computación	506.870	0	0	0	0	506.870
404	99	00	00	Otros activos reales	20.117.815	0	0	0	0	20.117.815
404	99	01	00	Otros activos reales	20.117.815	0	0	0	0	20.117.815
407	**00**	**00**	**00**	**Transferencias y donaciones**	**974.263.400**	**0**	**0**	**0**	**0**	**974.263.400**
407	01	00	00	Transferencias y donaciones corrientes internas	974.263.400	0	0	0	0	974.263.400
407	01	01	00	Transferencias corrientes internas al sector privado	430.458.085	0	0	0	0	430.458.085
407	01	01	01	Pensiones del personal empleado, obrero y militar	22.606.596	0	0	0	0	22.606.596
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	64.404.402	0	0	0	0	64.404.402
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	9.930.888	0	0	0	0	9.930.888
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	86.259.909	0	0	0	0	86.259.909
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	27.705.268	0	0	0	0	27.705.268
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	219.551.022	0	0	0	0	219.551.022
407	01	03	00	Transferencias corrientes internas al sector público	543.805.315	0	0	0	0	543.805.315

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	543.805.315	0	0	0	0	543.805.315
411	**00**	**00**	**00**	**Disminución de pasivos**	**408.449**	**0**	**0**	**0**	**0**	**408.449**
411	11	00	00	Obligaciones de ejercicios anteriores	408.449	0	0	0	0	408.449
411	11	04	00	Compromisos pendientes de ejercicios anteriores	408.449	0	0	0	0	408.449
				Totales	**3.737.139.074**	**0**	**0**	**0**	**0**	**3.737.139.074**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128629 450314000 OPTIMIZACIÓN DE LOS PROCESOS MEDULARES DE CÁLCULO, LIQUIDACIÓN, NOTIFICACIÓN, Y RECAUDACIÓN DE RENTAS CORRESPONDIENTES AL RAMO DE MINAS A NIVEL NACIONAL QUE PERMITA GARANTIZAR SU CONTROL Y LA EFICIENCIA EN EL COBRO DE LAS MISMAS

OBJETIVO DEL PROYECTO: LOGRAR EL PLAN DE MEJORAS DE LOS PROCESOS MEDULARES DE CÁLCULO, LIQUIDACIÓN, NOTIFICACIÓN Y RECAUDACIÓN DE RENTAS MINERAS CON LA FINALIDAD DE INTENSIFICAR LOS NIVELES DE DESEMPEÑO DE LAS MISMAS Y EN PRO DE FORTALECER EL RÉGIMEN DE RECAUDACIÓN, CREANDO UNA METODOLOGÍA, QUE PERMITA MEJORAR LOS PROCESOS DE RENTAS MINERAS A NIVEL NACIONAL, EN EL MARCO DE LO ESTABLECIDO EN LA NORMATIVA QUE RIGE LA MATERIA Y EN APOYO A LA TOMA DE DECISIONES

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.193.137**	**0**	**0**	**0**	**0**	**4.193.137**
401	01	00	00	Sueldos, salarios y otras retribuciones	933.138	0	0	0	0	933.138
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	925.716	0	0	0	0	925.716
401	01	03	00	Suplencias a empleados	7.422	0	0	0	0	7.422
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	448.272	0	0	0	0	448.272
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	448.272	0	0	0	0	448.272
401	03	00	00	Primas	860.196	0	0	0	0	860.196
401	03	08	00	Primas de profesionalización a empleados	447.186	0	0	0	0	447.186
401	03	09	00	Primas por antigüedad a empleados	360.360	0	0	0	0	360.360
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.650	0	0	0	0	52.650
401	04	00	00	Complementos de sueldos y salarios	1.245.909	0	0	0	0	1.245.909
401	04	06	00	Complemento a empleados por comisión de servicios	4.629	0	0	0	0	4.629
401	04	96	00	Otros complementos a empleados	1.241.280	0	0	0	0	1.241.280
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	687.107	0	0	0	0	687.107
401	05	02	00	Utilidades legales y convencionales a empleados	687.107	0	0	0	0	687.107
401	07	00	00	Asistencia socio-económica	18.515	0	0	0	0	18.515
401	07	01	00	Capacitación y adiestramiento a empleados	18.515	0	0	0	0	18.515
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.418.773**	**0**	**0**	**0**	**0**	**1.418.773**
402	01	00	00	Productos alimenticios y agropecuarios	3.454	0	0	0	0	3.454
402	01	01	00	Alimentos y bebidas para personas	3.454	0	0	0	0	3.454
402	05	00	00	Productos de papel, cartón e impresos	785.392	0	0	0	0	785.392
402	05	03	00	Productos de papel y cartón para oficina	773.504	0	0	0	0	773.504
402	05	04	00	Libros, revistas y periódicos	7.434	0	0	0	0	7.434
402	05	99	00	Otros productos de pulpa, papel y cartón	4.454	0	0	0	0	4.454
402	06	00	00	Productos químicos y derivados	66.801	0	0	0	0	66.801
402	06	08	00	Productos plásticos	66.801	0	0	0	0	66.801
402	08	00	00	Productos metálicos	135.380	0	0	0	0	135.380

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETROLEO Y MINERIA

PROYECTO: 128629 450314000 OPTIMIZACIÓN DE LOS PROCESOS MEDULARES DE CÁLCULO, LIQUIDACIÓN, NOTIFICACIÓN, Y RECAUDACIÓN DE RENTAS CORRESPONDIENTES AL RAMO DE MINAS A NIVEL NACIONAL QUE PERMITA GARANTIZAR SU CONTROL Y LA EFICIENCIA EN EL COBRO DE LAS MISMAS

OBJETIVO DEL PROYECTO: LOGRAR EL PLAN DE MEJORAS DE LOS PROCESOS MEDULARES DE CÁLCULO, LIQUIDACIÓN, NOTIFICACIÓN Y RECAUDACIÓN DE RENTAS MINERAS CON LA FINALIDAD DE INTENSIFICAR LOS NIVELES DE DESEMPEÑO DE LAS MISMAS Y EN PRO DE FORTALECER EL RÉGIMEN DE RECAUDACIÓN, CREANDO UNA METODOLOGÍA, QUE PERMITA MEJORAR LOS PROCESOS DE RENTAS MINERAS A NIVEL NACIONAL, EN EL MARCO DE LO ESTABLECIDO EN LA NORMATIVA QUE RIGE LA MATERIA Y EN APOYO A LA TOMA DE DECISIONES

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	135.380	0	0	0	0	135.380
402	10	00	00	Productos varios y útiles diversos	427.746	0	0	0	0	427.746
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	202.556	0	0	0	0	202.556
402	10	07	00	Productos de seguridad en el trabajo	21.127	0	0	0	0	21.127
402	10	08	00	Materiales para equipos de computación	204.063	0	0	0	0	204.063
403	**00**	**00**	**00**	**Servicios no personales**	**556.419**	**0**	**0**	**0**	**0**	**556.419**
403	09	00	00	Viáticos y pasajes	153.580	0	0	0	0	153.580
403	09	01	00	Viáticos y pasajes dentro del país	153.580	0	0	0	0	153.580
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	50.000	0	0	0	0	50.000
403	10	07	00	Servicios de capacitación y adiestramiento	50.000	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	241.739	0	0	0	0	241.739
403	18	01	00	Impuesto al valor agregado	241.739	0	0	0	0	241.739
403	99	00	00	Otros servicios no personales	111.100	0	0	0	0	111.100
403	99	01	00	Otros servicios no personales	111.100	0	0	0	0	111.100
404	**00**	**00**	**00**	**Activos reales**	**248.807**	**0**	**0**	**0**	**0**	**248.807**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	106.875	0	0	0	0	106.875
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	106.875	0	0	0	0	106.875
404	05	00	00	Equipos de comunicaciones y de señalamiento	17.617	0	0	0	0	17.617
404	05	02	00	Equipos de señalamiento	17.617	0	0	0	0	17.617
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	124.315	0	0	0	0	124.315
404	09	01	00	Mobiliario y equipos de oficina	49.730	0	0	0	0	49.730
404	09	02	00	Equipos de computación	74.585	0	0	0	0	74.585
				Totales	**6.417.136**	0	0	0	0	6.417.136

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128629 450314000 OPTIMIZACIÓN DE LOS PROCESOS MEDULARES DE CÁLCULO, LIQUIDACIÓN, NOTIFICACIÓN, Y RECAUDACIÓN DE RENTAS CORRESPONDIENTES AL RAMO DE MINAS A NIVEL NACIONAL QUE PERMITA GARANTIZAR SU CONTROL Y LA EFICIENCIA EN EL COBRO DE LAS MISMAS

OBJETIVO DEL PROYECTO: LOGRAR EL PLAN DE MEJORAS DE LOS PROCESOS MEDULARES DE CALCULO, LIQUIDACIÓN, NOTIFICACIÓN Y RECAUDACIÓN DE RENTAS MINERAS CON LA FINALIDAD DE INTENSIFICAR LOS NIVELES DE DESEMPEÑO DE LAS MISMAS Y EN PRO DE FORTALECER EL RÉGIMEN DE RECAUDACIÓN, CREANDO UNA METODOLOGÍA, QUE PERMITA MEJORAR LOS PROCESOS DE RENTAS MINERAS A NIVEL NACIONAL, EN EL MARCO DE LO ESTABLECIDO EN LA NORMATIVA QUE RIGE LA MATERIA Y EN APOYO A LA TOMA DE DECISIONES

UNIDAD DE MEDIDA: INFORME

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128629 450314000 OPTIMIZACIÓN DE LOS PROCESOS MEDULARES DE CÁLCULO, LIQUIDACIÓN, NOTIFICACIÓN, Y RECAUDACIÓN DE RENTAS CORRESPONDIENTES AL RAMO DE MINAS A NIVEL NACIONAL QUE PERMITA GARANTIZAR SU CONTROL Y LA EFICIENCIA EN EL COBRO DE LAS MISMAS

OBJETIVO DEL PROYECTO: LOGRAR EL PLAN DE MEJORAS DE LOS PROCESOS MEDULARES DE CÁLCULO, LIQUIDACIÓN, NOTIFICACIÓN Y RECAUDACIÓN DE RENTAS MINERAS CON LA FINALIDAD DE INTENSIFICAR LOS NIVELES DE DESEMPEÑO DE LAS MISMAS Y EN PRO DE FORTALECER EL RÉGIMEN DE RECAUDACIÓN, CREANDO UNA METODOLOGÍA, QUE PERMITA MEJORAR LOS PROCESOS DE RENTAS MINERAS A NIVEL NACIONAL, EN EL MARCO DE LO ESTABLECIDO EN LA NORMATIVA QUE RIGE LA MATERIA Y EN APOYO A LA TOMA DE DECISIONES

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450314001 ADECUACIÓN DE LOS PROCESOS MEDULARES DE SEGUIMIENTO Y CONTROL DE LAS ACTIVIDADES DE CÁLCULO, LIQUIDACIÓN, NOTIFICACIÓN Y RECAUDACIÓN DE LAS RENTAS, CORRESPONDIENTES AL RAMO DE MINAS A NIVEL NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.193.137**	**0**	**0**	**0**	**0**	**4.193.137**
401	01	00	00	Sueldos, salarios y otras retribuciones	933.138	0	0	0	0	933.138
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	925.716	0	0	0	0	925.716
401	01	03	00	Suplencias a empleados	7.422	0	0	0	0	7.422
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	448.272	0	0	0	0	448.272
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	448.272	0	0	0	0	448.272
401	03	00	00	Primas	860.196	0	0	0	0	860.196
401	03	08	00	Primas de profesionalización a empleados	447.186	0	0	0	0	447.186
401	03	09	00	Primas por antigüedad a empleados	360.360	0	0	0	0	360.360
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.650	0	0	0	0	52.650
401	04	00	00	Complementos de sueldos y salarios	1.245.909	0	0	0	0	1.245.909
401	04	06	00	Complemento a empleados por comisión de servicios	4.629	0	0	0	0	4.629
401	04	96	00	Otros complementos a empleados	1.241.280	0	0	0	0	1.241.280
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	687.107	0	0	0	0	687.107
401	05	02	00	Utilidades legales y convencionales a empleados	687.107	0	0	0	0	687.107
401	07	00	00	Asistencia socio-económica	18.515	0	0	0	0	18.515
401	07	01	00	Capacitación y adiestramiento a empleados	18.515	0	0	0	0	18.515
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**830.171**	**0**	**0**	**0**	**0**	**830.171**
402	01	00	00	Productos alimenticios y agropecuarios	3.454	0	0	0	0	3.454
402	01	01	00	Alimentos y bebidas para personas	3.454	0	0	0	0	3.454
402	05	00	00	Productos de papel, cartón e impresos	303.381	0	0	0	0	303.381
402	05	03	00	Productos de papel y cartón para oficina	291.493	0	0	0	0	291.493
402	05	04	00	Libros, revistas y periódicos	7.434	0	0	0	0	7.434

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128629 450314000 OPTIMIZACIÓN DE LOS PROCESOS MEDULARES DE CÁLCULO, LIQUIDACIÓN, NOTIFICACIÓN, Y RECAUDACIÓN DE RENTAS CORRESPONDIENTES AL RAMO DE MINAS A NIVEL NACIONAL QUE PERMITA GARANTIZAR SU CONTROL Y LA EFICIENCIA EN EL COBRO DE LAS MISMAS

OBJETIVO DEL PROYECTO: LOGRAR EL PLAN DE MEJORAS DE LOS PROCESOS MEDULARES DE CÁLCULO, LIQUIDACIÓN, NOTIFICACIÓN Y RECAUDACIÓN DE RENTAS MINERAS CON LA FINALIDAD DE INTENSIFICAR LOS NIVELES DE DESEMPEÑO DE LAS MISMAS Y EN PRO DE FORTALECER EL RÉGIMEN DE RECAUDACIÓN, CREANDO UNA METODOLOGÍA, QUE PERMITA MEJORAR LOS PROCESOS DE RENTAS MINERAS A NIVEL NACIONAL, EN EL MARCO DE LO ESTABLECIDO EN LA NORMATIVA QUE RIGE LA MATERIA Y EN APOYO A LA TOMA DE DECISIONES

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450314001 ADECUACIÓN DE LOS PROCESOS MEDULARES DE SEGUIMIENTO Y CONTROL DE LAS ACTIVIDADES DE CÁLCULO, LIQUIDACIÓN, NOTIFICACIÓN Y RECAUDACIÓN DE LAS RENTAS, CORRESPONDIENTES AL RAMO DE MINAS A NIVEL NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	99	00	Otros productos de pulpa, papel y cartón	4.454	0	0	0	0	4.454
402	06	00	00	Productos químicos y derivados	35.173	0	0	0	0	35.173
402	06	08	00	Productos plásticos	35.173	0	0	0	0	35.173
402	08	00	00	Productos metálicos	135.380	0	0	0	0	135.380
402	08	09	00	Repuestos y accesorios para equipos de transporte	135.380	0	0	0	0	135.380
402	10	00	00	Productos varios y útiles diversos	352.783	0	0	0	0	352.783
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	135.750	0	0	0	0	135.750
402	10	07	00	Productos de seguridad en el trabajo	12.970	0	0	0	0	12.970
402	10	08	00	Materiales para equipos de computación	204.063	0	0	0	0	204.063
403	**00**	**00**	**00**	**Servicios no personales**	**382.175**	**0**	**0**	**0**	**0**	**382.175**
403	09	00	00	Viáticos y pasajes	65.516	0	0	0	0	65.516
403	09	01	00	Viáticos y pasajes dentro del país	65.516	0	0	0	0	65.516
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	50.000	0	0	0	0	50.000
403	10	07	00	Servicios de capacitación y adiestramiento	50.000	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	155.559	0	0	0	0	155.559
403	18	01	00	Impuesto al valor agregado	155.559	0	0	0	0	155.559
403	99	00	00	Otros servicios no personales	111.100	0	0	0	0	111.100
403	99	01	00	Otros servicios no personales	111.100	0	0	0	0	111.100
404	**00**	**00**	**00**	**Activos reales**	**207.313**	**0**	**0**	**0**	**0**	**207.313**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	106.875	0	0	0	0	106.875
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	106.875	0	0	0	0	106.875
404	05	00	00	Equipos de comunicaciones y de señalamiento	17.617	0	0	0	0	17.617
404	05	02	00	Equipos de señalamiento	17.617	0	0	0	0	17.617

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128629 450314000 OPTIMIZACIÓN DE LOS PROCESOS MEDULARES DE CÁLCULO, LIQUIDACIÓN, NOTIFICACIÓN, Y RECAUDACIÓN DE RENTAS CORRESPONDIENTES AL RAMO DE MINAS A NIVEL NACIONAL QUE PERMITA GARANTIZAR SU CONTROL Y LA EFICIENCIA EN EL COBRO DE LAS MISMAS

OBJETIVO DEL PROYECTO: LOGRAR EL PLAN DE MEJORAS DE LOS PROCESOS MEDULARES DE CÁLCULO, LIQUIDACIÓN, NOTIFICACIÓN Y RECAUDACIÓN DE RENTAS MINERAS CON LA FINALIDAD DE INTENSIFICAR LOS NIVELES DE DESEMPEÑO DE LAS MISMAS Y EN PRO DE FORTALECER EL RÉGIMEN DE RECAUDACIÓN, CREANDO UNA METODOLOGÍA, QUE PERMITA MEJORAR LOS PROCESOS DE RENTAS MINERAS A NIVEL NACIONAL, EN EL MARCO DE LO ESTABLECIDO EN LA NORMATIVA QUE RIGE LA MATERIA Y EN APOYO A LA TOMA DE DECISIONES

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450314001 ADECUACIÓN DE LOS PROCESOS MEDULARES DE SEGUIMIENTO Y CONTROL DE LAS ACTIVIDADES DE CÁLCULO, LIQUIDACION, NOTIFICACIÓN Y RECAUDACIÓN DE LAS RENTAS, CORRESPONDIENTES AL RAMO DE MINAS A NIVEL NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	82.821	0	0	0	0	82.821
404	09	01	00	Mobiliario y equipos de oficina	13.861	0	0	0	0	13.861
404	09	02	00	Equipos de computación	68.960	0	0	0	0	68.960
				Totales	**5.612.796**	**0**	**0**	**0**	**0**	**5.612.796**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128629 450314000 OPTIMIZACIÓN DE LOS PROCESOS MEDULARES DE CÁLCULO, LIQUIDACIÓN, NOTIFICACIÓN, Y RECAUDACIÓN DE RENTAS CORRESPONDIENTES AL RAMO DE MINAS A NIVEL NACIONAL QUE PERMITA GARANTIZAR SU CONTROL Y LA EFICIENCIA EN EL COBRO DE LAS MISMAS

OBJETIVO DEL PROYECTO: LOGRAR EL PLAN DE MEJORAS DE LOS PROCESOS MEDULARES DE CALCULO, LIQUIDACIÓN, NOTIFICACIÓN Y RECAUDACIÓN DE RENTAS MINERAS CON LA FINALIDAD DE INTENSIFICAR LOS NIVELES DE DESEMPEÑO DE LAS MISMAS Y EN PRO DE FORTALECER EL RÉGIMEN DE RECAUDACIÓN, CREANDO UNA METODOLOGÍA, QUE PERMITA MEJORAR LOS PROCESOS DE RENTAS MINERAS A NIVEL NACIONAL, EN EL MARCO DE LO ESTABLECIDO EN LA NORMATIVA QUE RIGE LA MATERIA Y EN APOYO A LA TOMA DE DECISIONES

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450314002 EVALUACIÓN Y DISEÑO DE UNA METODOLOGÍA PARA EL SEGUIMIENTO DEL CONTROL DE GESTIÓN DE LOS PROCESOS DE CÁLCULO, LIQUIDACIÓN, NOTIFICACIÓN Y RECAUDACIÓN DE LAS RENTAS, CORRESPONDIENTES AL RAMO DE MINAS A NIVEL NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**588.602**	**0**	**0**	**0**	**0**	**588.602**
402	05	00	00	Productos de papel, cartón e impresos	482.011	0	0	0	0	482.011
402	05	03	00	Productos de papel y cartón para oficina	482.011	0	0	0	0	482.011
402	06	00	00	Productos químicos y derivados	31.628	0	0	0	0	31.628
402	06	08	00	Productos plásticos	31.628	0	0	0	0	31.628
402	10	00	00	Productos varios y útiles diversos	74.963	0	0	0	0	74.963
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	66.806	0	0	0	0	66.806
402	10	07	00	Productos de seguridad en el trabajo	8.157	0	0	0	0	8.157
403	**00**	**00**	**00**	**Servicios no personales**	**174.244**	**0**	**0**	**0**	**0**	**174.244**
403	09	00	00	Viáticos y pasajes	88.064	0	0	0	0	88.064
403	09	01	00	Viáticos y pasajes dentro del país	88.064	0	0	0	0	88.064
403	18	00	00	Impuestos indirectos	86.180	0	0	0	0	86.180
403	18	01	00	Impuesto al valor agregado	86.180	0	0	0	0	86.180
404	**00**	**00**	**00**	**Activos reales**	**41.494**	**0**	**0**	**0**	**0**	**41.494**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	41.494	0	0	0	0	41.494
404	09	01	00	Mobiliario y equipos de oficina	35.869	0	0	0	0	35.869
404	09	02	00	Equipos de computación	5.625	0	0	0	0	5.625
				Totales	**804.340**	**0**	**0**	**0**	**0**	**804.340**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128635 450315000 DISEÑO Y DIAGNÓSTICO DE UN SISTEMA DE INFORMACIÓN PARA EL CÁLCULO, LIQUIDACIÓN, NOTIFICACIÓN Y RECAUDACIÓN DE LAS RENTAS, CORRESPONDIENTES AL RAMO DE MINAS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: LEVANTAR LA INFORMACIÓN RELACIONADA A LAS ACTIVIDADES REALIZADAS POR LA DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS, RELACIONADAS A LAS RENTAS GENERADAS POR LA ACTIVIDAD MINERA A NIVEL NACIONAL, CON LA FINALIDAD DE DETERMINAR LOS PROCESOS MEDULARES Y DISEÑAR UN SISTEMA DE INFORMACIÓN. ESTABLECER LOS PROCESOS MEDULARES GENERADOS POR EL COBRO DE LAS RENTAS DERIVADAS DE LA ACTIVIDAD MINERA A NIVEL NACIONAL, REALIZADOS POR LA DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS. PRESENTAR UN SISTEMA DE INFORMACIÓN PARA OPTIMIZAR LOS PROCESOS MEDULARES LLEVADOS POR LA DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS, QUE PERMITA MEJORAR LA GESTIÓN DE LA DIRECCIÓN Y MEJORAR LOS NIVELES DE RECAUDACIÓN DEL RAMO MINAS

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.049.684**	**0**	0	0	0	1.049.684
401	01	00	00	Sueldos, salarios y otras retribuciones	261.168	0	0	0	0	261.168
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	261.168	0	0	0	0	261.168
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	141.205	0	0	0	0	141.205
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	141.205	0	0	0	0	141.205
401	03	00	00	Primas	204.534	0	0	0	0	204.534
401	03	08	00	Primas de profesionalización a empleados	121.464	0	0	0	0	121.464
401	03	09	00	Primas por antiguedad a empleados	83.070	0	0	0	0	83.070
401	04	00	00	Complementos de sueldos y salarios	264.556	0	0	0	0	264.556
401	04	06	00	Complemento a empleados por comisión de servicios	1.306	0	0	0	0	1.306
401	04	96	00	Otros complementos a empleados	263.250	0	0	0	0	263.250
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	172.997	0	0	0	0	172.997
401	05	03	00	Bono vacacional a empleados	172.997	0	0	0	0	172.997
401	07	00	00	Asistencia socio-económica	5.224	0	0	0	0	5.224
401	07	01	00	Capacitación y adiestramiento a empleados	5.224	0	0	0	0	5.224
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.019.178**	**0**	0	0	0	**1.019.178**
402	01	00	00	Productos alimenticios y agropecuarios	5.223	0	0	0	0	5.223
402	01	01	00	Alimentos y bebidas para personas	5.223	0	0	0	0	5.223
402	03	00	00	Textiles y vestuarios	26.400	0	0	0	0	26.400
402	03	03	00	Calzados	26.400	0	0	0	0	26.400
402	05	00	00	Productos de papel, cartón e impresos	657.848	0	0	0	0	657.848
402	05	03	00	Productos de papel y cartón para oficina	657.848	0	0	0	0	657.848
402	06	00	00	Productos químicos y derivados	97.680	0	0	0	0	97.680
402	06	08	00	Productos plásticos	97.680	0	0	0	0	97.680
402	08	00	00	Productos metálicos	8.614	0	0	0	0	8.614
402	08	09	00	Repuestos y accesorios para equipos de transporte	8.614	0	0	0	0	8.614
402	10	00	00	Productos varios y útiles diversos	223.413	0	0	0	0	223.413

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128635 450315000 DISEÑO Y DIAGNOSTICO DE UN SISTEMA DE INFORMACIÓN PARA EL CÁLCULO, LIQUIDACIÓN, NOTIFICACIÓN Y RECAUDACIÓN DE LAS RENTAS, CORRESPONDIENTES AL RAMO DE MINAS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: LEVANTAR LA INFORMACIÓN RELACIONADA A LAS ACTIVIDADES REALIZADAS POR LA DIRECCION GENERAL DE INGRESOS FISCALES MINEROS, RELACIONADAS A LAS RENTAS GENERADAS POR LA ACTIVIDAD MINERA A NIVEL NACIONAL CON LA FINALIDAD DE DETERMINAR LOS PROCESOS MEDULARES Y DISEÑAR UN SISTEMA DE INFORMACIÓN. ESTABLECER LOS PROCESOS MEDULARES GENERADOS POR EL COBRO DE LAS RENTAS DERIVADAS DE LA ACTIVIDAD MINERA A NIVEL NACIONAL, REALIZADOS POR LA DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS. PRESENTAR UN SISTEMA DE INFORMACIÓN PARA OPTIMIZAR LOS PROCESOS MEDULARES LLEVADOS POR LA DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS, QUE PERMITA MEJORAR LA GESTIÓN DE LA DIRECCIÓN Y MEJORAR LOS NIVELES DE RECAUDACIÓN DEL RAMO MINAS

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	196.054	0	0	0	0	196.054
402	10	07	00	Productos de seguridad en el trabajo	27.359	0	0	0	0	27.359
403	**00**	**00**	**00**	**Servicios no personales**	**1.142.827**	**0**	**0**	**0**	**0**	**1.142.827**
403	09	00	00	Viáticos y pasajes	803.470	0	0	0	0	803.470
403	09	01	00	Viáticos y pasajes dentro del país	803.470	0	0	0	0	803.470
403	18	00	00	Impuestos indirectos	239.257	0	0	0	0	239.257
403	18	01	00	Impuesto al valor agregado	239.257	0	0	0	0	239.257
403	99	00	00	Otros servicios no personales	100.100	0	0	0	0	100.100
403	99	01	00	Otros servicios no personales	100.100	0	0	0	0	100.100
404	**00**	**00**	**00**	**Activos reales**	**60.976**	**0**	**0**	**0**	**0**	**60.976**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	60.976	0	0	0	0	60.976
404	09	01	00	Mobiliario y equipos de oficina	45.976	0	0	0	0	45.976
404	09	02	00	Equipos de computación	15.000	0	0	0	0	15.000
				Totales	**3.272.665**	**0**	**0**	**0**	**0**	**3.272.665**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128635 450315000 DISEÑO Y DIAGNÓSTICO DE UN SISTEMA DE INFORMACIÓN PARA EL CÁLCULO, LIQUIDACIÓN, NOTIFICACIÓN Y RECAUDACIÓN DE LAS RENTAS, CORRESPONDIENTES AL RAMO DE MINAS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: LEVANTAR LA INFORMACIÓN RELACIONADA A LAS ACTIVIDADES REALIZADAS POR LA DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS, RELACIONADAS A LAS RENTAS GENERADAS POR LA ACTIVIDAD MINERA A NIVEL NACIONAL, CON LA FINALIDAD DE DETERMINAR LOS PROCESOS MEDULARES Y DISEÑAR UN SISTEMA DE INFORMACIÓN. ESTABLECER LOS PROCESOS MEDULARES GENERADOS POR EL COBRO DE LAS RENTAS DERIVADAS DE LA ACTIVIDAD MINERA A NIVEL NACIONAL, REALIZADOS POR LA DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS. PRESENTAR UN SISTEMA DE INFORMACIÓN PARA OPTIMIZAR LOS PROCESOS MEDULARES LLEVADOS POR LA DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS, QUE PERMITA MEJORAR LA GESTIÓN DE LA DIRECCIÓN Y MEJORAR LOS NIVELES DE RECAUDACIÓN DEL RAMO MINAS

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128635 450315000 DISEÑO Y DIAGNÓSTICO DE UN SISTEMA DE INFORMACIÓN PARA EL CÁLCULO, LIQUIDACIÓN, NOTIFICACIÓN Y RECAUDACIÓN DE LAS RENTAS, CORRESPONDIENTES AL RAMO DE MINAS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: LEVANTAR LA INFORMACIÓN RELACIONADA A LAS ACTIVIDADES REALIZADAS POR LA DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS, RELACIONADAS A LAS RENTAS GENERADAS POR LA ACTIVIDAD MINERA A NIVEL NACIONAL, CON LA FINALIDAD DE DETERMINAR LOS PROCESOS MEDULARES Y DISEÑAR UN SISTEMA DE INFORMACIÓN. ESTABLECER LOS PROCESOS MEDULARES GENERADOS POR EL COBRO DE LAS RENTAS DERIVADAS DE LA ACTIVIDAD MINERA A NIVEL NACIONAL, REALIZADOS POR LA DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS. PRESENTAR UN SISTEMA DE INFORMACIÓN PARA OPTIMIZAR LOS PROCESOS MEDULARES LLEVADOS POR LA DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS, QUE PERMITA MEJORAR LA GESTIÓN DE LA DIRECCIÓN Y MEJORAR LOS NIVELES DE RECAUDACIÓN DEL RAMO MINAS

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450315001 RECOLECCIÓN DE INFORMACIÓN RELACIONADA AL CÁLCULO, LIQUIDACIÓN, NOTIFICACIÓN Y RECAUDACIÓN DE LAS RENTAS MINERAS

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.049.684**	**0**	**0**	**0**	**0**	**1.049.684**
401	01	00	00	Sueldos, salarios y otras retribuciones	261.168	0	0	0	0	261.168
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	261.168	0	0	0	0	261.168
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	141.205	0	0	0	0	141.205
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	141.205	0	0	0	0	141.205
401	03	00	00	Primas	204.534	0	0	0	0	204.534
401	03	08	00	Primas de profesionalización a empleados	121.464	0	0	0	0	121.464
401	03	09	00	Primas por antigüedad a empleados	83.070	0	0	0	0	83.070
401	04	00	00	Complementos de sueldos y salarios	264.556	0	0	0	0	264.556
401	04	06	00	Complemento a empleados por comisión de servicios	1.306	0	0	0	0	1.306
401	04	96	00	Otros complementos a empleados	263.250	0	0	0	0	263.250
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	172.997	0	0	0	0	172.997
401	05	03	00	Bono vacacional a empleados	172.997	0	0	0	0	172.997
401	07	00	00	Asistencia socio-económica	5.224	0	0	0	0	5.224
401	07	01	00	Capacitación y adiestramiento a empleados	5.224	0	0	0	0	5.224
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**384.031**	**0**	**0**	**0**	**0**	**384.031**
402	05	00	00	Productos de papel, cartón e impresos	273.754	0	0	0	0	273.754
402	05	03	00	Productos de papel y cartón para oficina	273.754	0	0	0	0	273.754
402	06	00	00	Productos químicos y derivados	27.200	0	0	0	0	27.200
402	06	08	00	Productos plásticos	27.200	0	0	0	0	27.200
402	08	00	00	Productos metálicos	4.307	0	0	0	0	4.307
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.307	0	0	0	0	4.307

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128635 450315000 DISEÑO Y DIAGNÓSTICO DE UN SISTEMA DE INFORMACIÓN PARA EL CÁLCULO, LIQUIDACIÓN, NOTIFICACIÓN Y RECAUDACIÓN DE LAS RENTAS, CORRESPONDIENTES AL RAMO DE MINAS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: LEVANTAR LA INFORMACIÓN RELACIONADA A LAS ACTIVIDADES REALIZADAS POR LA DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS, RELACIONADAS A LAS RENTAS GENERADAS POR LA ACTIVIDAD MINERA A NIVEL NACIONAL, CON LA FINALIDAD DE DETERMINAR LOS PROCESOS MEDULARES Y DISEÑAR UN SISTEMA DE INFORMACIÓN. ESTABLECER LOS PROCESOS MEDULARES GENERADOS POR EL COBRO DE LAS RENTAS DERIVADAS DE LA ACTIVIDAD MINERA A NIVEL NACIONAL, REALIZADOS POR LA DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS. PRESENTAR UN SISTEMA DE INFORMACIÓN PARA OPTIMIZAR LOS PROCESOS MEDULARES LLEVADOS POR LA DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS, QUE PERMITA MEJORAR LA GESTIÓN DE LA DIRECCIÓN Y MEJORAR LOS NIVELES DE RECAUDACIÓN DEL RAMO MINAS

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450315001 RECOLECCIÓN DE INFORMACIÓN RELACIONADA AL CÁLCULO, LIQUIDACIÓN, NOTIFICACIÓN Y RECAUDACIÓN DE LAS RENTAS MINERAS

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	00	00	Productos varios y útiles diversos	78.770	0	0	0	0	78.770
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	69.169	0	0	0	0	69.169
402	10	07	00	Productos de seguridad en el trabajo	9.601	0	0	0	0	9.601
403	**00**	**00**	**00**	**Servicios no personales**	**442.365**	**0**	**0**	**0**	**0**	**442.365**
403	09	00	00	Viáticos y pasajes	280.480	0	0	0	0	280.480
403	09	01	00	Viáticos y pasajes dentro del país	280.480	0	0	0	0	280.480
403	18	00	00	Impuestos indirectos	90.385	0	0	0	0	90.385
403	18	01	00	Impuesto al valor agregado	90.385	0	0	0	0	90.385
403	99	00	00	Otros servicios no personales	71.500	0	0	0	0	71.500
403	99	01	00	Otros servicios no personales	71.500	0	0	0	0	71.500
404	**00**	**00**	**00**	**Activos reales**	**7.119**	**0**	**0**	**0**	**0**	**7.119**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.119	0	0	0	0	7.119
404	09	01	00	Mobiliario y equipos de oficina	3.369	0	0	0	0	3.369
404	09	02	00	Equipos de computación	3.750	0	0	0	0	3.750
				Totales	**1.883.199**	**0**	**0**	**0**	**0**	**1.883.199**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128635 450315000 DISEÑO Y DIAGNÓSTICO DE UN SISTEMA DE INFORMACIÓN PARA EL CÁLCULO, LIQUIDACIÓN, NOTIFICACIÓN Y RECAUDACIÓN DE LAS RENTAS, CORRESPONDIENTES AL RAMO DE MINAS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: LEVANTAR LA INFORMACIÓN RELACIONADA A LAS ACTIVIDADES REALIZADAS POR LA DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS, RELACIONADAS A LAS RENTAS GENERADAS POR LA ACTIVIDAD MINERA A NIVEL NACIONAL, CON LA FINALIDAD DE DETERMINAR LOS PROCESOS MEDULARES Y DISEÑAR UN SISTEMA DE INFORMACIÓN. ESTABLECER LOS PROCESOS MEDULARES GENERADOS POR EL COBRO DE LAS RENTAS DERIVADAS DE LA ACTIVIDAD MINERA A NIVEL NACIONAL, REALIZADOS POR LA DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS. PRESENTAR UN SISTEMA DE INFORMACIÓN PARA OPTIMIZAR LOS PROCESOS MEDULARES LLEVADOS POR LA DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS, QUE PERMITA MEJORAR LA GESTIÓN DE LA DIRECCIÓN Y MEJORAR LOS NIVELES DE RECAUDACIÓN DEL RAMO MINAS

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450315002 DETERMINACIÓN DE LOS PROCESOS RELACIONADOS AL CÁLCULO, LIQUIDACIÓN, NOTIFICACIÓN Y RECAUDACIÓN DE LAS RENTAS MINERAS

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**258.589**	**0**	**0**	**0**	**0**	**258.589**
402	01	00	00	Productos alimenticios y agropecuarios	5.223	0	0	0	0	5.223
402	01	01	00	Alimentos y bebidas para personas	5.223	0	0	0	0	5.223
402	05	00	00	Productos de papel, cartón e impresos	146.896	0	0	0	0	146.896
402	05	03	00	Productos de papel y cartón para oficina	146.896	0	0	0	0	146.896
402	06	00	00	Productos químicos y derivados	27.200	0	0	0	0	27.200
402	06	08	00	Productos plásticos	27.200	0	0	0	0	27.200
402	08	00	00	Productos metálicos	4.307	0	0	0	0	4.307
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.307	0	0	0	0	4.307
402	10	00	00	Productos varios y útiles diversos	74.963	0	0	0	0	74.963
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	66.806	0	0	0	0	66.806
402	10	07	00	Productos de seguridad en el trabajo	8.157	0	0	0	0	8.157
403	**00**	**00**	**00**	**Servicios no personales**	**342.235**	**0**	**0**	**0**	**0**	**342.235**
403	09	00	00	Viáticos y pasajes	277.098	0	0	0	0	277.098
403	09	01	00	Viáticos y pasajes dentro del país	277.098	0	0	0	0	277.098
403	18	00	00	Impuestos indirectos	65.137	0	0	0	0	65.137
403	18	01	00	Impuesto al valor agregado	65.137	0	0	0	0	65.137
404	**00**	**00**	**00**	**Activos reales**	**7.119**	**0**	**0**	**0**	**0**	**7.119**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.119	0	0	0	0	7.119
404	09	01	00	Mobiliario y equipos de oficina	3.369	0	0	0	0	3.369
404	09	02	00	Equipos de computación	3.750	0	0	0	0	3.750
				Totales	**607.943**	**0**	**0**	**0**	0	**607.943**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128635 450315000 DISEÑO Y DIAGNÓSTICO DE UN SISTEMA DE INFORMACIÓN PARA EL CÁLCULO, LIQUIDACIÓN, NOTIFICACIÓN Y RECAUDACIÓN DE LAS RENTAS, CORRESPONDIENTES AL RAMO DE MINAS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: LEVANTAR LA INFORMACIÓN RELACIONADA A LAS ACTIVIDADES REALIZADAS POR LA DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS, RELACIONADAS A LAS RENTAS GENERADAS POR LA ACTIVIDAD MINERA A NIVEL NACIONAL, CON LA FINALIDAD DE DETERMINAR LOS PROCESOS MEDULARES Y DISEÑAR UN SISTEMA DE INFORMACIÓN. ESTABLECER LOS PROCESOS MEDULARES GENERADOS POR EL COBRO DE LAS RENTAS DERIVADAS DE LA ACTIVIDAD MINERA A NIVEL NACIONAL, REALIZADOS POR LA DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS. PRESENTAR UN SISTEMA DE INFORMACIÓN PARA OPTIMIZAR LOS PROCESOS MEDULARES LLEVADOS POR LA DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS, QUE PERMITA MEJORAR LA GESTIÓN DE LA DIRECCIÓN Y MEJORAR LOS NIVELES DE RECAUDACIÓN DEL RAMO MINAS

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450315003 DISEÑO DE UN SISTEMA DE INFORMACIÓN PARA EL CÁLCULO, LIQUIDACIÓN, NOTIFICACIÓN Y RECAUDACIÓN DE LAS RENTAS, CORRESPONDIENTES AL RAMO DE MINAS A NIVEL NACIONAL

UNIDAD DE MEDIDA: DISEÑO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INGRESOS FISCALES MINEROS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**376.558**	**0**	**0**	**0**	**0**	**376.558**
402	03	00	00	Textiles y vestuarios	26.400	0	0	0	0	26.400
402	03	03	00	Calzados	26.400	0	0	0	0	26.400
402	05	00	00	Productos de papel, cartón e impresos	237.198	0	0	0	0	237.198
402	05	03	00	Productos de papel y cartón para oficina	237.198	0	0	0	0	237.198
402	06	00	00	Productos químicos y derivados	43.280	0	0	0	0	43.280
402	06	08	00	Productos plásticos	43.280	0	0	0	0	43.280
402	10	00	00	Productos varios y útiles diversos	69.680	0	0	0	0	69.680
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	60.079	0	0	0	0	60.079
402	10	07	00	Productos de seguridad en el trabajo	9.601	0	0	0	0	9.601
403	**00**	**00**	**00**	**Servicios no personales**	**358.227**	**0**	**0**	**0**	**0**	**358.227**
403	09	00	00	Viáticos y pasajes	245.892	0	0	0	0	245.892
403	09	01	00	Viáticos y pasajes dentro del país	245.892	0	0	0	0	245.892
403	18	00	00	Impuestos indirectos	83.735	0	0	0	0	83.735
403	18	01	00	Impuesto al valor agregado	83.735	0	0	0	0	83.735
403	99	00	00	Otros servicios no personales	28.600	0	0	0	0	28.600
403	99	01	00	Otros servicios no personales	28.600	0	0	0	0	28.600
404	**00**	**00**	**00**	**Activos reales**	**46.738**	**0**	**0**	**0**	**0**	**46.738**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	46.738	0	0	0	0	46.738
404	09	01	00	Mobiliario y equipos de oficina	39.238	0	0	0	0	39.238
404	09	02	00	Equipos de computación	7.500	0	0	0	0	7.500
				Totales	**781.523**	**0**	**0**	**0**	**0**	**781.523**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128639 450316000 DISEÑO DE LA PLANIFICACIÓN DEL SECTOR MINERO NACIONAL, PARA LA CREACIÓN Y MEJORA DE CAPACIDADES, CON FINES DE REACTIVACIÓN PRODUCTIVA EN LOS MINERALES CON USOS ESTRATÉGICOS

OBJETIVO DEL PROYECTO: IMPLEMENTAR UNA GESTIÓN INTEGRAL DEL SISTEMA PRODUCTIVO MINERO A PARTIR DE LA PLANIFICACIÓN ESTRATÉGICA SECTORIAL Y EL SEGUIMIENTO OPERATIVO; CONTRIBUYENDO AL DESARROLLO INDUSTRIAL ENDÓGENO, LA GENERACIÓN DE DIVISAS Y LA INCLUSIÓN DE LAS COMUNIDADES MINERAS

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESARROLLO Y ECONOMÍA MINERA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**6.192.764**	0	0	0	0	**6.192.764**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.389.604	0	0	0	0	1.389.604
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.374.480	0	0	0	0	1.374.480
401	01	03	00	Suplencias a empleados	15.124	0	0	0	0	15.124
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	920.129	0	0	0	0	920.129
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	920.129	0	0	0	0	920.129
401	03	00	00	Primas	1.262.268	0	0	0	0	1.262.268
401	03	08	00	Primas de profesionalización a empleados	678.438	0	0	0	0	678.438
401	03	09	00	Primas por antigüedad a empleados	531.180	0	0	0	0	531.180
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.650	0	0	0	0	52.650
401	04	00	00	Complementos de sueldos y salarios	1.579.593	0	0	0	0	1.579.593
401	04	06	00	Complemento a empleados por comisión de servicios	6.873	0	0	0	0	6.873
401	04	96	00	Otros complementos a empleados	1.572.720	0	0	0	0	1.572.720
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.013.680	0	0	0	0	1.013.680
401	05	03	00	Bono vacacional a empleados	1.013.680	0	0	0	0	1.013.680
401	07	00	00	Asistencia socio-económica	27.490	0	0	0	0	27.490
401	07	01	00	Capacitación y adiestramiento a empleados	27.490	0	0	0	0	27.490
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.409.871**	0	0	0	0	**2.409.871**
402	05	00	00	Productos de papel, cartón e impresos	604.570	0	0	0	0	604.570
402	05	01	00	Pulpa de madera, papel y cartón	2.755	0	0	0	0	2.755
402	05	03	00	Productos de papel y cartón para oficina	588.612	0	0	0	0	588.612
402	05	04	00	Libros, revistas y periódicos	13.203	0	0	0	0	13.203
402	06	00	00	Productos químicos y derivados	147.866	0	0	0	0	147.866
402	06	03	00	Tintas, pinturas y colorantes	119.566	0	0	0	0	119.566
402	06	08	00	Productos plásticos	28.300	0	0	0	0	28.300
402	10	00	00	Productos varios y útiles diversos	1.657.435	0	0	0	0	1.657.435
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	275.109	0	0	0	0	275.109
402	10	08	00	Materiales para equipos de computación	1.382.326	0	0	0	0	1.382.326
403	**00**	**00**	**00**	**Servicios no personales**	**1.298.459**	0	0	0	0	**1.298.459**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128639 450316000 DISEÑO DE LA PLANIFICACIÓN DEL SECTOR MINERO NACIONAL, PARA LA CREACIÓN Y MEJORA DE CAPACIDADES, CON FINES DE REACTIVACIÓN PRODUCTIVA EN LOS MINERALES CON USOS ESTRATÉGICOS

OBJETIVO DEL PROYECTO: IMPLEMENTAR UNA GESTIÓN INTEGRAL DEL SISTEMA PRODUCTIVO MINERO A PARTIR DE LA PLANIFICACIÓN ESTRATÉGICA SECTORIAL Y EL SEGUIMIENTO OPERATIVO; CONTRIBUYENDO AL DESARROLLO INDUSTRIAL ENDÓGENO, LA GENERACIÓN DE DIVISAS Y LA INCLUSIÓN DE LAS COMUNIDADES MINERAS

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESARROLLO Y ECONOMÍA MINERA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	00	00	Viáticos y pasajes	285.156	0	0	0	0	285.156
403	09	01	00	Viáticos y pasajes dentro del país	285.156	0	0	0	0	285.156
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	50.000	0	0	0	0	50.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	405.603	0	0	0	0	405.603
403	18	01	00	Impuesto al valor agregado	405.603	0	0	0	0	405.603
403	99	00	00	Otros servicios no personales	557.700	0	0	0	0	557.700
403	99	01	00	Otros servicios no personales	557.700	0	0	0	0	557.700
404	**00**	**00**	**00**	**Activos reales**	**26.938**	**0**	**0**	**0**	0	**26.938**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	26.938	0	0	0	0	26.938
404	09	02	00	Equipos de computación	26.938	0	0	0	0	26.938
				Totales	**9.928.032**	**0**	**0**	**0**	**0**	**9.928.032**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128639 450316000 DISEÑO DE LA PLANIFICACIÓN DEL SECTOR MINERO NACIONAL, PARA LA CREACIÓN Y MEJORA DE CAPACIDADES, CON FINES DE REACTIVACIÓN PRODUCTIVA EN LOS MINERALES CON USOS ESTRATÉGICOS

OBJETIVO DEL PROYECTO: IMPLEMENTAR UNA GESTIÓN INTEGRAL DEL SISTEMA PRODUCTIVO MINERO A PARTIR DE LA PLANIFICACIÓN ESTRATÉGICA SECTORIAL Y EL SEGUIMIENTO OPERATIVO; CONTRIBUYENDO AL DESARROLLO INDUSTRIAL ENDÓGENO, LA GENERACIÓN DE DIVISAS Y LA INCLUSIÓN DE LAS COMUNIDADES MINERAS

UNIDAD DE MEDIDA: PLAN

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESARROLLO Y ECONOMÍA MINERA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128639 450316000 DISEÑO DE LA PLANIFICACIÓN DEL SECTOR MINERO NACIONAL, PARA LA CREACIÓN Y MEJORA DE CAPACIDADES, CON FINES DE REACTIVACIÓN PRODUCTIVA EN LOS MINERALES CON USOS ESTRATÉGICOS

OBJETIVO DEL PROYECTO: IMPLEMENTAR UNA GESTIÓN INTEGRAL DEL SISTEMA PRODUCTIVO MINERO A PARTIR DE LA PLANIFICACIÓN ESTRATÉGICA SECTORIAL Y EL SEGUIMIENTO OPERATIVO; CONTRIBUYENDO AL DESARROLLO INDUSTRIAL ENDÓGENO, LA GENERACIÓN DE DIVISAS Y LA INCLUSIÓN DE LAS COMUNIDADES MINERAS

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESARROLLO Y ECONOMÍA MINERA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450316001 ANÁLISIS DE MERCADO PARA EL REORDENAMIENTO DE LAS ACTIVIDADES MINERAS, EN FUNCIÓN DE LAS POTENCIALIDADES MINERAS Y LOS USOS ESTRATÉGICOS DE LOS MINERALES BAJO ADMINISTRACIÓN CENTRALIZADA

UNIDAD DE MEDIDA: ESTUDIO **META:** 11

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESARROLLO Y ECONOMÍA MINERA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	6.192.764	0	0	0	0	6.192.764
401	01	00	00	Sueldos, salarios y otras retribuciones	1.389.604	0	0	0	0	1.389.604
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.374.480	0	0	0	0	1.374.480
401	01	03	00	Suplencias a empleados	15.124	0	0	0	0	15.124
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	920.129	0	0	0	0	920.129
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	920.129	0	0	0	0	920.129
401	03	00	00	Primas	1.262.268	0	0	0	0	1.262.268
401	03	08	00	Primas de profesionalización a empleados	678.438	0	0	0	0	678.438
401	03	09	00	Primas por antiguedad a empleados	531.180	0	0	0	0	531.180
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.650	0	0	0	0	52.650
401	04	00	00	Complementos de sueldos y salarios	1.579.593	0	0	0	0	1.579.593
401	04	06	00	Complemento a empleados por comisión de servicios	6.873	0	0	0	0	6.873
401	04	96	00	Otros complementos a empleados	1.572.720	0	0	0	0	1.572.720
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.013.680	0	0	0	0	1.013.680
401	05	03	00	Bono vacacional a empleados	1.013.680	0	0	0	0	1.013.680
401	07	00	00	Asistencia socio-económica	27.490	0	0	0	0	27.490
401	07	01	00	Capacitación y adiestramiento a empleados	27.490	0	0	0	0	27.490
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**950.011**	0	0	0	0	**950.011**
402	05	00	00	Productos de papel, cartón e impresos	261.951	0	0	0	0	261.951
402	05	03	00	Productos de papel y cartón para oficina	248.748	0	0	0	0	248.748
402	05	04	00	Libros, revistas y periódicos	13.203	0	0	0	0	13.203
402	06	00	00	Productos químicos y derivados	11.515	0	0	0	0	11.515
402	06	08	00	Productos plásticos	11.515	0	0	0	0	11.515
402	10	00	00	Productos varios y útiles diversos	676.545	0	0	0	0	676.545

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128639 450316000 DISEÑO DE LA PLANIFICACIÓN DEL SECTOR MINERO NACIONAL, PARA LA CREACIÓN Y MEJORA DE CAPACIDADES, CON FINES DE REACTIVACIÓN PRODUCTIVA EN LOS MINERALES CON USOS ESTRATÉGICOS

OBJETIVO DEL PROYECTO: IMPLEMENTAR UNA GESTIÓN INTEGRAL DEL SISTEMA PRODUCTIVO MINERO A PARTIR DE LA PLANIFICACIÓN ESTRATÉGICA SECTORIAL Y EL SEGUIMIENTO OPERATIVO; CONTRIBUYENDO AL DESARROLLO INDUSTRIAL ENDÓGENO, LA GENERACIÓN DE DIVISAS Y LA INCLUSIÓN DE LAS COMUNIDADES MINERAS

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESARROLLO Y ECONOMÍA MINERA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450316001 ANALISIS DE MERCADO PARA EL REORDENAMIENTO DE LAS ACTIVIDADES MINERAS, EN FUNCIÓN DE LAS POTENCIALIDADES MINERAS Y LOS USOS ESTRATÉGICOS DE LOS MINERALES BAJO ADMINISTRACIÓN CENTRALIZADA

UNIDAD DE MEDIDA: ESTUDIO **META:** 11

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESARROLLO Y ECONOMÍA MINERA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	112.845	0	0	0	0	112.845
402	10	08	00	Materiales para equipos de computación	563.700	0	0	0	0	563.700
403	**00**	**00**	**00**	**Servicios no personales**	**679.605**	**0**	**0**	**0**	**0**	**679.605**
403	09	00	00	Viáticos y pasajes	84.822	0	0	0	0	84.822
403	09	01	00	Viáticos y pasajes dentro del país	84.822	0	0	0	0	84.822
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	50.000	0	0	0	0	50.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	182.883	0	0	0	0	182.883
403	18	01	00	Impuesto al valor agregado	182.883	0	0	0	0	182.883
403	99	00	00	Otros servicios no personales	361.900	0	0	0	0	361.900
403	99	01	00	Otros servicios no personales	361.900	0	0	0	0	361.900
404	**00**	**00**	**00**	**Activos reales**	**26.938**	**0**	**0**	**0**	**0**	**26.938**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	26.938	0	0	0	0	26.938
404	09	02	00	Equipos de computación	26.938	0	0	0	0	26.938
				Totales	**7.849.318**	**0**	**0**	**0**	**0**	**7.849.318**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128639 450316000 DISEÑO DE LA PLANIFICACIÓN DEL SECTOR MINERO NACIONAL, PARA LA CREACIÓN Y MEJORA DE CAPACIDADES, CON FINES DE REACTIVACIÓN PRODUCTIVA EN LOS MINERALES CON USOS ESTRATÉGICOS

OBJETIVO DEL PROYECTO: IMPLEMENTAR UNA GESTIÓN INTEGRAL DEL SISTEMA PRODUCTIVO MINERO A PARTIR DE LA PLANIFICACIÓN ESTRATÉGICA SECTORIAL Y EL SEGUIMIENTO OPERATIVO; CONTRIBUYENDO AL DESARROLLO INDUSTRIAL ENDÓGENO, LA GENERACIÓN DE DIVISAS Y LA INCLUSIÓN DE LAS COMUNIDADES MINERAS

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESARROLLO Y ECONOMÍA MINERA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450316002 ESTABLECIMIENTO DE MECANISMOS PARA FORTALECER EL SEGUIMIENTO Y CONTROL A LA GESTIÓN OPERATIVA E INSTITUCIONAL DEL SECTOR MINERO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESARROLLO Y ECONOMÍA MINERA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**898.216**	0	0	0	0	**898.216**
402	05	00	00	Productos de papel, cartón e impresos	238.102	0	0	0	0	238.102
402	05	01	00	Pulpa de madera, papel y cartón	2.755	0	0	0	0	2.755
402	05	03	00	Productos de papel y cartón para oficina	235.347	0	0	0	0	235.347
402	06	00	00	Productos químicos y derivados	131.081	0	0	0	0	131.081
402	06	03	00	Tintas, pinturas y colorantes	119.566	0	0	0	0	119.566
402	06	08	00	Productos plásticos	11.515	0	0	0	0	11.515
402	10	00	00	Productos varios y útiles diversos	529.033	0	0	0	0	529.033
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	109.395	0	0	0	0	109.395
402	10	08	00	Materiales para equipos de computación	419.638	0	0	0	0	419.638
403	**00**	**00**	**00**	**Servicios no personales**	**353.384**	0	0	0	0	**353.384**
403	09	00	00	Viáticos y pasajes	109.284	0	0	0	0	109.284
403	09	01	00	Viáticos y pasajes dentro del pais	109.284	0	0	0	0	109.284
403	18	00	00	Impuestos indirectos	134.100	0	0	0	0	134.100
403	18	01	00	Impuesto al valor agregado	134.100	0	0	0	0	134.100
403	99	00	00	Otros servicios no personales	110.000	0	0	0	0	110.000
403	99	01	00	Otros servicios no personales	110.000	0	0	0	0	110.000
				Totales	**1.251.600**	**0**	**0**	**0**	**0**	**1.251.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128639 450316000 DISEÑO DE LA PLANIFICACIÓN DEL SECTOR MINERO NACIONAL, PARA LA CREACIÓN Y MEJORA DE CAPACIDADES, CON FINES DE REACTIVACIÓN PRODUCTIVA EN LOS MINERALES CON USOS ESTRATÉGICOS

OBJETIVO DEL PROYECTO: IMPLEMENTAR UNA GESTIÓN INTEGRAL DEL SISTEMA PRODUCTIVO MINERO A PARTIR DE LA PLANIFICACIÓN ESTRATÉGICA SECTORIAL Y EL SEGUIMIENTO OPERATIVO; CONTRIBUYENDO AL DESARROLLO INDUSTRIAL ENDÓGENO, LA GENERACIÓN DE DIVISAS Y LA INCLUSIÓN DE LAS COMUNIDADES MINERAS

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESARROLLO Y ECONOMÍA MINERA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450316003 DIRECCIONAMIENTO DEL DESARROLLO DEL SECTOR MINERO NACIONAL, MEDIANTE LA FORMULACIÓN DE POLÍTICAS PÚBLICAS

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESARROLLO Y ECONOMÍA MINERA

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**561.644**	**0**	**0**	**0**	0	**561.644**
402	05	00	00	Productos de papel, cartón e impresos	104.517	0	0	0	0	104.517
402	05	03	00	Productos de papel y cartón para oficina	104.517	0	0	0	0	104.517
402	06	00	00	Productos químicos y derivados	5.270	0	0	0	0	5.270
402	06	08	00	Productos plásticos	5.270	0	0	0	0	5.270
402	10	00	00	Productos varios y útiles diversos	451.857	0	0	0	0	451.857
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	52.869	0	0	0	0	52.869
402	10	08	00	Materiales para equipos de computación	398.988	0	0	0	0	398.988
403	**00**	**00**	**00**	**Servicios no personales**	**265.470**	**0**	**0**	**0**	**0**	**265.470**
403	09	00	00	Viáticos y pasajes	91.050	0	0	0	0	91.050
403	09	01	00	Viáticos y pasajes dentro del país	91.050	0	0	0	0	91.050
403	18	00	00	Impuestos indirectos	88.620	0	0	0	0	88.620
403	18	01	00	Impuesto al valor agregado	88.620	0	0	0	0	88.620
403	99	00	00	Otros servicios no personales	85.800	0	0	0	0	85.800
403	99	01	00	Otros servicios no personales	85.800	0	0	0	0	85.800
				Totales	**827.114**	**0**	**0**	**0**	**0**	**827.114**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128760 450317000 ACTUALIZACIÓN Y SOPORTE DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA, BAJO LA IMPLEMENTACIÓN DE TECNOLOGÍAS DE LA INFORMACIÓN Y COMUNICACIONES LIBRES

OBJETIVO DEL PROYECTO: ACTUALIZAR LA PLATAFORMA TECNOLÓGICA PARA IMPULSAR ACCIONES Y ESTRATEGIAS, QUE FORTALEZCAN LA CREACIÓN DEL CONOCIMIENTO TECNOLÓGICO QUE ASEGUREN EL DESARROLLO SUSTENTABLE DE LAS ACTIVIDADES HIDROCARBURÍFERAS, MINERAS Y CONEXAS

UNIDAD DE MEDIDA: SERVICIO **META:** 5.385

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**14.467.603**	**0**	**0**	**0**	**0**	**14.467.603**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.235.800	0	0	0	0	3.235.800
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.206.112	0	0	0	0	3.206.112
401	01	03	00	Suplencias a empleados	29.688	0	0	0	0	29.688
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.141.303	0	0	0	0	2.141.303
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.141.303	0	0	0	0	2.141.303
401	03	00	00	Primas	2.859.03	0	0	0	0	2.859.036
401	03	08	00	Primas de profesionalización a empleados	1.586.076	0	0	0	0	1.586.076
401	03	09	00	Primas por antigüedad a empleados	1.220.310	0	0	0	0	1.220.310
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.65	0	0	0	0	52.650
401	04	00	00	Complementos de sueldos y salarios	3.784.061	0	0	0	0	3.784.061
401	04	06	00	Complemento a empleados por comisión de servicios	16.031	0	0	0	0	16.031
401	04	96	00	Otros complementos a empleados	3.768.030	0	0	0	0	3.768.030
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.383.280	0	0	0	0	2.383.280
401	05	03	00	Bono vacacional a empleados	2.383.28	0	0	0	0	2.383.280
401	07	00	00	Asistencia socio-económica	64.123	0	0	0	0	64.123
401	07	01	00	Capacitación y adiestramiento a empleados	64.123	0	0	0	0	64.123
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**27.074.993**	**0**	**0**	**0**	**0**	**27.074.993**
402	05	00	00	Productos de papel, cartón e impresos	131.636	0	0	0	0	131.636
402	05	03	00	Productos de papel y cartón para oficina	131.636	0	0	0	0	131.636
402	06	00	00	Productos químicos y derivados	66.907	0	0	0	0	66.907
402	06	08	00	Productos plásticos	66.907	0	0	0	0	66.907
402	08	00	00	Productos metálicos	7.708.500	0	0	0	0	7.708.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	7.708.500	0	0	0	0	7.708.500
402	10	00	00	Productos varios y útiles diversos	9.605.860	0	0	0	0	9.605.860
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	193.567	0	0	0	0	193.567
402	10	08	00	Materiales para equipos de computación	4.868.063	0	0	0	0	4.868.063
402	10	11	00	Materiales eléctricos	4.544.230	0	0	0	0	4.544.230
402	99	00	00	Otros materiales y suministros	9.562.090	0	0	0	0	9.562.090

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128760 450317000 ACTUALIZACIÓN Y SOPORTE DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA, BAJO LA IMPLEMENTACIÓN DE TECNOLOGÍAS DE LA INFORMACIÓN Y COMUNICACIONES LIBRES

OBJETIVO DEL PROYECTO: ACTUALIZAR LA PLATAFORMA TECNOLÓGICA PARA IMPULSAR ACCIONES Y ESTRATEGIAS, QUE FORTALEZCAN LA CREACIÓN DEL CONOCIMIENTO TECNOLÓGICO QUE ASEGUREN EL DESARROLLO SUSTENTABLE DE LAS ACTIVIDADES HIDROCARBURÍFERAS, MINERAS Y CONEXAS

UNIDAD DE MEDIDA: SERVICIO **META:** 5.385

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	99	01	00	Otros materiales y suministros	9.562.090	0	0	0	0	9.562.090
403	**00**	**00**	**00**	**Servicios no personales**	**9.772.630**	**0**	**0**	**0**	**0**	**9.772.630**
403	09	00	00	Viáticos y pasajes	242.331	0	0	0	0	242.331
403	09	01	00	Viáticos y pasajes dentro del país	242.331	0	0	0	0	242.331
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	200.000	0	0	0	0	200.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	100.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	9.250.299	0	0	0	0	9.250.299
403	18	01	00	Impuesto al valor agregado	9.250.299	0	0	0	0	9.250.299
403	99	00	00	Otros servicios no personales	80.000	0	0	0	0	80.000
403	99	01	00	Otros servicios no personales	80.000	0	0	0	0	80.000
404	**00**	**00**	**00**	**Activos reales**	**49.371.685**	**0**	**0**	**0**	**0**	**49.371.685**
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.035.000	0	0	0	0	5.035.000
404	05	01	00	Equipos de telecomunicaciones	5.035.000	0	0	0	0	5.035.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	600.000	0	0	0	0	600.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	600.000	0	0	0	0	600.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	23.175.000	0	0	0	0	23.175.000
404	09	02	00	Equipos de computación	23.175.000	0	0	0	0	23.175.000
404	12	00	00	Activos intangibles	506.870	0	0	0	0	506.870
404	12	04	00	Paquetes y programas de computación	506.870	0	0	0	0	506.870
404	99	00	00	Otros activos reales	20.054.815	0	0	0	0	20.054.815
404	99	01	00	Otros activos reales	20.054.815	0	0	0	0	20.054.815
				Totales	**100.686.911**	0	0	0	0	100.686.911

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128760 450317000 ACTUALIZACIÓN Y SOPORTE DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA, BAJO LA IMPLEMENTACIÓN DE TECNOLOGÍAS DE LA INFORMACIÓN Y COMUNICACIONES LIBRES

OBJETIVO DEL PROYECTO: ACTUALIZAR LA PLATAFORMA TECNOLÓGICA PARA IMPULSAR ACCIONES Y ESTRATEGIAS, QUE FORTALEZCAN LA CREACIÓN DEL CONOCIMIENTO TECNOLÓGICO QUE ASEGUREN EL DESARROLLO SUSTENTABLE DE LAS ACTIVIDADES HIDROCARBURÍFERAS, MINERAS Y CONEXAS

UNIDAD DE MEDIDA: SERVICIO

META: 5.385

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y LA COMUNICACIÓN

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128760 450317000 ACTUALIZACION Y SOPORTE DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA, BAJO LA IMPLEMENTACIÓN DE TECNOLOGÍAS DE LA INFORMACIÓN Y COMUNICACIONES LIBRES

OBJETIVO DEL PROYECTO: ACTUALIZAR LA PLATAFORMA TECNOLÓGICA PARA IMPULSAR ACCIONES Y ESTRATEGIAS, QUE FORTALEZCAN LA CREACIÓN DEL CONOCIMIENTO TECNOLÓGICO QUE ASEGUREN EL DESARROLLO SUSTENTABLE DE LAS ACTIVIDADES HIDROCARBURÍFERAS, MINERAS Y CONEXAS

UNIDAD DE MEDIDA: SERVICIO **META:** 5.385

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450317001 ACTUALIZACIÓN Y OPTIMIZACIÓN DE LA INFRAESTRUCTURA TECNOLÓGICA ACTUAL

UNIDAD DE MEDIDA: SOLUCIÓN **META:** 5

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y LA COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**14.467.603**	**0**	**0**	0	**0**	**14.467.603**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.235.800	0	0	0	0	3.235.800
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.206.112	0	0	0	0	3.206.112
401	01	03	00	Suplencias a empleados	29.688	0	0	0	0	29.688
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.141.303	0	0	0	0	2.141.303
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.141.303	0	0	0	0	2.141.303
401	03	00	00	Primas	2.859.036	0	0	0	0	2.859.036
401	03	08	00	Primas de profesionalización a empleados	1.586.076	0	0	0	0	1.586.076
401	03	09	00	Primas por antigüedad a empleados	1.220.310	0	0	0	0	1.220.310
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.650	0	0	0	0	52.650
401	04	00	00	Complementos de sueldos y salarios	3.784.061	0	0	0	0	3.784.061
401	04	06	00	Complemento a empleados por comisión de servicios	16.031	0	0	0	0	16.031
401	04	96	00	Otros complementos a empleados	3.768.030	0	0	0	0	3.768.030
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.383.280	0	0	0	0	2.383.280
401	05	03	00	Bono vacacional a empleados	2.383.280	0	0	0	0	2.383.280
401	07	00	00	Asistencia socio-económica	64.123	0	0	0	0	64.123
401	07	01	00	Capacitación y adiestramiento a empleados	64.123	0	0	0	0	64.123
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**27.074.993**	**0**	**0**	**0**	**0**	**27.074.993**
402	05	00	00	Productos de papel, cartón e impresos	131.636	0	0	0	0	131.636
402	05	03	00	Productos de papel y cartón para oficina	131.636	0	0	0	0	131.636
402	06	00	00	Productos químicos y derivados	66.907	0	0	0	0	66.907
402	06	08	00	Productos plásticos	66.907	0	0	0	0	66.907
402	08	00	00	Productos metálicos	7.708.500	0	0	0	0	7.708.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	7.708.500	0	0	0	0	7.708.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128760 450317000 ACTUALIZACIÓN Y SOPORTE DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA, BAJO LA IMPLEMENTACIÓN DE TECNOLOGÍAS DE LA INFORMACIÓN Y COMUNICACIONES LIBRES

OBJETIVO DEL PROYECTO: ACTUALIZAR LA PLATAFORMA TECNOLÓGICA PARA IMPULSAR ACCIONES Y ESTRATEGIAS, QUE FORTALEZCAN LA CREACIÓN DEL CONOCIMIENTO TECNOLÓGICO QUE ASEGUREN EL DESARROLLO SUSTENTABLE DE LAS ACTIVIDADES HIDROCARBURÍFERAS, MINERAS Y CONEXAS

UNIDAD DE MEDIDA: SERVICIO **META:** 5.385

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450317001 ACTUALIZACIÓN Y OPTIMIZACIÓN DE LA INFRAESTRUCTURA TECNOLÓGICA ACTUAL

UNIDAD DE MEDIDA: SOLUCIÓN **META:** 5

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y LA COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	00	00	Productos varios y útiles diversos	9.605.860	0	0	0	0	9.605.860
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	193.567	0	0	0	0	193.567
402	10	08	00	Materiales para equipos de computación	4.868.063	0	0	0	0	4.868.063
402	10	11	00	Materiales eléctricos	4.544.230	0	0	0	0	4.544.230
402	99	00	00	Otros materiales y suministros	9.562.090	0	0	0	0	9.562.090
402	99	01	00	Otros materiales y suministros	9.562.090	0	0	0	0	9.562.090
403	**00**	**00**	**00**	**Servicios no personales**	**3.263.017**	**0**	0	0	0	**3.263.017**
403	18	00	00	Impuestos indirectos	3.263.017	0	0	0	0	3.263.017
403	18	01	00	Impuesto al valor agregado	3.263.017	0	0	0	0	3.263.017
				Totales	**44.805.613**	0	**0**	0	0	**44.805.613**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128760 450317000 ACTUALIZACION Y SOPORTE DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA, BAJO LA IMPLEMENTACIÓN DE TECNOLOGÍAS DE LA INFORMACIÓN Y COMUNICACIONES LIBRES

OBJETIVO DEL PROYECTO: ACTUALIZAR LA PLATAFORMA TECNOLÓGICA PARA IMPULSAR ACCIONES Y ESTRATEGIAS, QUE FORTALEZCAN LA CREACIÓN DEL CONOCIMIENTO TECNOLÓGICO QUE ASEGUREN EL DESARROLLO SUSTENTABLE DE LAS ACTIVIDADES HIDROCARBURÍFERAS, MINERAS Y CONEXAS

UNIDAD DE MEDIDA: SERVICIO **META:** 5.385

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450317002 SOPORTE TÉCNICO CONTINUO Y ADECUACIONES BAJO EL USO DE TECNOLOGÍAS LIBRES EN LA PLATAFORMA TECNOLÓGICA IMPLEMENTADA

UNIDAD DE MEDIDA: SERVICIO **META:** 5.380

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y LA COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**6.509.613**	**0**	**0**	**0**	**0**	**6.509.613**
403	09	00	00	Viáticos y pasajes	242.331	0	0	0	0	242.331
403	09	01	00	Viáticos y pasajes dentro del país	242.331	0	0	0	0	242.331
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	200.000	0	0	0	0	200.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	100.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	5.987.282	0	0	0	0	5.987.282
403	18	01	00	Impuesto al valor agregado	5.987.282	0	0	0	0	5.987.282
403	99	00	00	Otros servicios no personales	80.000	0	0	0	0	80.000
403	99	01	00	Otros servicios no personales	80.000	0	0	0	0	80.000
404	**00**	**00**	**00**	**Activos reales**	**49.371.685**	**0**	**0**	**0**	**0**	**49.371.685**
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.035.000	0	0	0	0	5.035.000
404	05	01	00	Equipos de telecomunicaciones	5.035.000	0	0	0	0	5.035.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	600.000	0	0	0	0	600.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	600.000	0	0	0	0	600.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	23.175.000	0	0	0	0	23.175.000
404	09	02	00	Equipos de computación	23.175.000	0	0	0	0	23.175.000
404	12	00	00	Activos intangibles	506.870	0	0	0	0	506.870
404	12	04	00	Paquetes y programas de computación	506.870	0	0	0	0	506.870
404	99	00	00	Otros activos reales	20.054.815	0	0	0	0	20.054.815
404	99	01	00	Otros activos reales	20.054.815	0	0	0	0	20.054.815
				Totales	**55.881.298**	**0**	**0**	**0**	**0**	**55.881.298**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETROLEO Y MINERÍA **PROYECTO:** 128849 450318000 IMPLEMENTAR INSTRUMENTOS DE EVALUACIÓN ECONÓMICA SOBRE LAS ACTIVIDADES DE LA CADENA FÍSICA DE LOS HIDROCARBUROS GASEOSOS Y SUS DERIVADOS

OBJETIVO DEL PROYECTO: INCREMENTAR EL CONTROL Y SUPERVISIÓN DEL ESTADO SOBRE EL GRADO DE EFICIENCIA DE LAS ACTIVIDADES, QUE COMPONEN LA CADENA FÍSICA DE LOS HIDROCARBUROS GASEOSOS Y SUS DERIVADOS, MEDIANTE LA APLICACIÓN DE INSTRUMENTOS DE EVALUACIÓN ECONÓMICA

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE GAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.361.954**	**0**	**0**	**0**	**0**	**3.361.954**
401	01	00	00	Sueldos, salarios y otras retribuciones	741.840	0	0	0	0	741.840
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	741.840	0	0	0	0	741.840
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	296.175	0	0	0	0	296.175
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	296.175	0	0	0	0	296.175
401	03	00	00	Primas	701.208	0	0	0	0	701.208
401	03	08	00	Primas de profesionalización a empleados	351.378	0	0	0	0	351.378
401	03	09	00	Primas por antiguedad a empleados	297.180	0	0	0	0	297.180
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.650	0	0	0	0	52.650
401	04	00	00	Complementos de sueldos y salarios	1.056.620	0	0	0	0	1.056.620
401	04	06	00	Complemento a empleados por comisión de servicios	3.710	0	0	0	0	3.710
401	04	96	00	Otros complementos a empleados	1.052.910	0	0	0	0	1.052.910
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	551.274	0	0	0	0	551.274
401	05	03	00	Bono vacacional a empleados	551.274	0	0	0	0	551.274
401	07	00	00	Asistencia socio-económica	14.837	0	0	0	0	14.837
401	07	01	00	Capacitación y adiestramiento a empleados	14.837	0	0	0	0	14.837
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.001.676**	**0**	**0**	**0**	**0**	**1.001.676**
402	05	00	00	Productos de papel, cartón e impresos	517.516	0	0	0	0	517.516
402	05	03	00	Productos de papel y cartón para oficina	517.516	0	0	0	0	517.516
402	10	00	00	Productos varios y útiles diversos	189.614	0	0	0	0	189.614
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	120.864	0	0	0	0	120.864
402	10	08	00	Materiales para equipos de computación	68.750	0	0	0	0	68.750
402	99	00	00	Otros materiales y suministros	294.546	0	0	0	0	294.546
402	99	01	00	Otros materiales y suministros	294.546	0	0	0	0	294.546
403	**00**	**00**	**00**	**Servicios no personales**	**2.462.205**	**0**	**0**	**0**	**0**	**2.462.205**
403	06	00	00	Servicios de transporte y almacenaje	26.500	0	0	0	0	26.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	26.500	0	0	0	0	26.500
403	09	00	00	Viáticos y pasajes	1.485.319	0	0	0	0	1.485.319
403	09	01	00	Viáticos y pasajes dentro del país	760.455	0	0	0	0	760.455
403	09	02	00	Viáticos y pasajes fuera del país	724.864	0	0	0	0	724.864

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128849 450318000 IMPLEMENTAR INSTRUMENTOS DE EVALUACIÓN ECONÓMICA SOBRE LAS ACTIVIDADES DE LA CADENA FISICA DE LOS HIDROCARBUROS GASEOSOS Y SUS DERIVADOS

OBJETIVO DEL PROYECTO: INCREMENTAR EL CONTROL Y SUPERVISIÓN DEL ESTADO SOBRE EL GRADO DE EFICIENCIA DE LAS ACTIVIDADES, QUE COMPONEN LA CADENA FÍSICA DE LOS HIDROCARBUROS GASEOSOS Y SUS DERIVADOS, MEDIANTE LA APLICACIÓN DE INSTRUMENTOS DE EVALUACIÓN ECONÓMICA

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE GAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	105.248	0	0	0	0	105.248
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	105.248	0	0	0	0	105.248
403	18	00	00	Impuestos indirectos	550.593	0	0	0	0	550.593
403	18	01	00	Impuesto al valor agregado	550.593	0	0	0	0	550.593
403	99	00	00	Otros servicios no personales	294.545	0	0	0	0	294.545
403	99	01	00	Otros servicios no personales	294.545	0	0	0	0	294.545
404	**00**	**00**	**00**	**Activos reales**	**1.650.803**	0	**0**	**0**	**0**	**1.650.803**
404	05	00	00	Equipos de comunicaciones y de señalamiento	462.786	0	0	0	0	462.786
404	05	02	00	Equipos de señalamiento	462.786	0	0	0	0	462.786
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.188.017	0	0	0	0	1.188.017
404	09	01	00	Mobiliario y equipos de oficina	484.617	0	0	0	0	484.617
404	09	02	00	Equipos de computación	703.400	0	0	0	0	703.400
				Totales	**8.476.638**	**0**	**0**	**0**	**0**	**8.476.638**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128849 450318000 IMPLEMENTAR INSTRUMENTOS DE EVALUACIÓN ECONÓMICA SOBRE LAS ACTIVIDADES DE LA CADENA FÍSICA DE LOS HIDROCARBUROS GASEOSOS Y SUS DERIVADOS

OBJETIVO DEL PROYECTO: INCREMENTAR EL CONTROL Y SUPERVISIÓN DEL ESTADO SOBRE EL GRADO DE EFICIENCIA DE LAS ACTIVIDADES, QUE COMPONEN LA CADENA FÍSICA DE LOS HIDROCARBUROS GASEOSOS Y SUS DERIVADOS, MEDIANTE LA APLICACIÓN DE INSTRUMENTOS DE EVALUACIÓN ECONÓMICA

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE GAS **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128849 450318000 IMPLEMENTAR INSTRUMENTOS DE EVALUACIÓN ECONÓMICA SOBRE LAS ACTIVIDADES DE LA CADENA FÍSICA DE LOS HIDROCARBUROS GASEOSOS Y SUS DERIVADOS

OBJETIVO DEL PROYECTO: INCREMENTAR EL CONTROL Y SUPERVISIÓN DEL ESTADO SOBRE EL GRADO DE EFICIENCIA DE LAS ACTIVIDADES, QUE COMPONEN LA CADENA FÍSICA DE LOS HIDROCARBUROS GASEOSOS Y SUS DERIVADOS, MEDIANTE LA APLICACIÓN DE INSTRUMENTOS DE EVALUACIÓN ECONÓMICA

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE GAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450318001 ANALIZAR LAS VARIABLES ECONÓMICAS QUE SE GENERAN EN LAS ACTIVIDADES DE LA CADENA FÍSICA DE LOS HIDROCARBUROS GASEOSOS Y DERIVADOS

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA ECONOMÍA DEL GAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.361.954**	0	0	0	0	**3.361.954**
401	01	00	00	Sueldos, salarios y otras retribuciones	741.840	0	0	0	0	741.840
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	741.840	0	0	0	0	741.840
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	296.175	0	0	0	0	296.175
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	296.175	0	0	0	0	296.175
401	03	00	00	Primas	701.208	0	0	0	0	701.208
401	03	08	00	Primas de profesionalización a empleados	351.378	0	0	0	0	351.378
401	03	09	00	Primas por antigüedad a empleados	297.180	0	0	0	0	297.180
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.650	0	0	0	0	52.650
401	04	00	00	Complementos de sueldos y salarios	1.056.620	0	0	0	0	1.056.620
401	04	06	00	Complemento a empleados por comisión de servicios	3.710	0	0	0	0	3.710
401	04	96	00	Otros complementos a empleados	1.052.910	0	0	0	0	1.052.910
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	551.274	0	0	0	0	551.274
401	05	03	00	Bono vacacional a empleados	551.274	0	0	0	0	551.274
401	07	00	00	Asistencia socio-económica	14.837	0	0	0	0	14.837
401	07	01	00	Capacitación y adiestramiento a empleados	14.837	0	0	0	0	14.837
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**212.041**	0	0	0	0	**212.041**
402	05	00	00	Productos de papel, cartón e impresos	135.885	0	0	0	0	135.885
402	05	03	00	Productos de papel y cartón para oficina	135.885	0	0	0	0	135.885
402	10	00	00	Productos varios y útiles diversos	76.156	0	0	0	0	76.156
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	76.156	0	0	0	0	76.156
403	**00**	**00**	**00**	**Servicios no personales**	**1.247.601**	0	0	0	0	**1.247.601**
403	06	00	00	Servicios de transporte y almacenaje	13.250	0	0	0	0	13.250
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	13.250	0	0	0	0	13.250
403	09	00	00	Viáticos y pasajes	880.574	0	0	0	0	880.574

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128849 450318000 IMPLEMENTAR INSTRUMENTOS DE EVALUACIÓN ECONÓMICA SOBRE LAS ACTIVIDADES DE LA CADENA FÍSICA DE LOS HIDROCARBUROS GASEOSOS Y SUS DERIVADOS

OBJETIVO DEL PROYECTO: INCREMENTAR EL CONTROL Y SUPERVISIÓN DEL ESTADO SOBRE EL GRADO DE EFICIENCIA DE LAS ACTIVIDADES, QUE COMPONEN LA CADENA FÍSICA DE LOS HIDROCARBUROS GASEOSOS Y SUS DERIVADOS, MEDIANTE LA APLICACIÓN DE INSTRUMENTOS DE EVALUACIÓN ECONÓMICA

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE GAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450318001 ANALIZAR LAS VARIABLES ECONÓMICAS QUE SE GENERAN EN LAS ACTIVIDADES DE LA CADENA FÍSICA DE LOS HIDROCARBUROS GASEOSOS Y DERIVADOS

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA ECONOMÍA DEL GAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	155.710	0	0	0	0	155.710
403	09	02	00	Viáticos y pasajes fuera del país	724.864	0	0	0	0	724.864
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	90.000	0	0	0	0	90.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	90.000	0	0	0	0	90.000
403	18	00	00	Impuestos indirectos	263.777	0	0	0	0	263.777
403	18	01	00	Impuesto al valor agregado	263.777	0	0	0	0	263.777
404	**00**	**00**	**00**	**Activos reales**	**978.100**	**0**	**0**	**0**	**0**	**978.100**
404	05	00	00	Equipos de comunicaciones y de señalamiento	392.321	0	0	0	0	392.321
404	05	02	00	Equipos de señalamiento	392.321	0	0	0	0	392.321
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	585.779	0	0	0	0	585.779
404	09	01	00	Mobiliario y equipos de oficina	37.679	0	0	0	0	37.679
404	09	02	00	Equipos de computación	548.100	0	0	0	0	548.100
				Totales	**5.799.696**	**0**	**0**	**0**	**0**	**5.799.696**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128849 450318000 IMPLEMENTAR INSTRUMENTOS DE EVALUACIÓN ECONÓMICA SOBRE LAS ACTIVIDADES DE LA CADENA FÍSICA DE LOS HIDROCARBUROS GASEOSOS Y SUS DERIVADOS

OBJETIVO DEL PROYECTO: INCREMENTAR EL CONTROL Y SUPERVISIÓN DEL ESTADO SOBRE EL GRADO DE EFICIENCIA DE LAS ACTIVIDADES, QUE COMPONEN LA CADENA FÍSICA DE LOS HIDROCARBUROS GASEOSOS Y SUS DERIVADOS, MEDIANTE LA APLICACIÓN DE INSTRUMENTOS DE EVALUACIÓN ECONÓMICA

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE GAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450318002 IMPLEMENTAR INSTRUMENTOS DE EVALUACION SOBRE EL GRADO DE EFICIENCIA ECONÓMICA DE LAS ACTIVIDADES DE LAS CADENA FÍSICA DE LOS HIDROCARBUROS GASEOSOS Y DERIVADOS

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA ECONOMÍA DEL GAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**789.635**	**0**	**0**	**0**	**0**	**789.635**
402	05	00	00	Productos de papel, cartón e impresos	381.631	0	0	0	0	381.631
402	05	03	00	Productos de papel y cartón para oficina	381.631	0	0	0	0	381.631
402	10	00	00	Productos varios y útiles diversos	113.458	0	0	0	0	113.458
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	44.708	0	0	0	0	44.708
402	10	08	00	Materiales para equipos de computación	68.750	0	0	0	0	68.750
402	99	00	00	Otros materiales y suministros	294.546	0	0	0	0	294.546
402	99	01	00	Otros materiales y suministros	294.546	0	0	0	0	294.546
403	**00**	**00**	**00**	**Servicios no personales**	**1.214.604**	**0**	**0**	**0**	**0**	**1.214.604**
403	06	00	00	Servicios de transporte y almacenaje	13.250	0	0	0	0	13.250
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	13.250	0	0	0	0	13.250
403	09	00	00	Viáticos y pasajes	604.745	0	0	0	0	604.745
403	09	01	00	Viáticos y pasajes dentro del país	604.745	0	0	0	0	604.745
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	15.248	0	0	0	0	15.248
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	15.248	0	0	0	0	15.248
403	18	00	00	Impuestos indirectos	286.816	0	0	0	0	286.816
403	18	01	00	Impuesto al valor agregado	286.816	0	0	0	0	286.816
403	99	00	00	Otros servicios no personales	294.545	0	0	0	0	294.545
403	99	01	00	Otros servicios no personales	294.545	0	0	0	0	294.545
404	**00**	**00**	**00**	**Activos reales**	**672.703**	**0**	**0**	**0**	**0**	**672.703**
404	05	00	00	Equipos de comunicaciones y de señalamiento	70.465	0	0	0	0	70.465
404	05	02	00	Equipos de señalamiento	70.465	0	0	0	0	70.465
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	602.238	0	0	0	0	602.238
404	09	01	00	Mobiliario y equipos de oficina	446.938	0	0	0	0	446.938
404	09	02	00	Equipos de computación	155.300	0	0	0	0	155.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128849 450318000 IMPLEMENTAR INSTRUMENTOS DE EVALUACIÓN ECONÓMICA SOBRE LAS ACTIVIDADES DE LA CADENA FÍSICA DE LOS HIDROCARBUROS GASEOSOS Y SUS DERIVADOS

OBJETIVO DEL PROYECTO: INCREMENTAR EL CONTROL Y SUPERVISIÓN DEL ESTADO SOBRE EL GRADO DE EFICIENCIA DE LAS ACTIVIDADES, QUE COMPONEN LA CADENA FÍSICA DE LOS HIDROCARBUROS GASEOSOS Y SUS DERIVADOS, MEDIANTE LA APLICACIÓN DE INSTRUMENTOS DE EVALUACIÓN ECONÓMICA

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE GAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450318002 IMPLEMENTAR INSTRUMENTOS DE EVALUACIÓN SOBRE EL GRADO DE EFICIENCIA ECONÓMICA DE LAS ACTIVIDADES DE LAS CADENA FÍSICA DE LOS HIDROCARBUROS GASEOSOS Y DERIVADOS

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LA ECONOMÍA DEL GAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	**2.676.942**	**0**	**0**	**0**	**0**	**2.676.942**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128792 450319000 DESARROLLO DE UN MODELO DE SEGUIMIENTO DE LA INFORMACIÓN DOCUMENTADA DEL VICEMINISTERIO DE GAS, PARA LA CONTINUA ACTUALIZACIÓN EN LA BASE DE DATOS

OBJETIVO DEL PROYECTO: EVALUAR EL GRADO DE ADECUACIÓN DE UN SISTEMA MODELO PARA EL MANEJO DE LA INFORMACIÓN CENTRALIZADA DEL DESPACHO DEL VICEMINISTERIO DE GAS, DONDE SE PUEDA LOGRAR EL MAYOR VALOR Y UTILIDAD DE DICHOS RECURSOS, MATERIALIZAR EL CONSISTENTE CONTROL DE LA DOCUMENTACIÓN OFICIAL, REFERENCIAL Y TÉCNICA DEL DESPACHO, CON EL FIN DE PROMOVER LA GENERACIÓN DE MAYOR NIVEL DE SEGUIMIENTO Y AUTOMATIZACIÓN DE LA INFORMACIÓN

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE GAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**1.099.634**	0	0	0	0	**1.099.634**
401	01	00	00	Sueldos, salarios y otras retribuciones	219.792	0	0	0	0	219.792
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	219.792	0	0	0	0	219.792
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	81.142	0	0	0	0	81.142
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	81.142	0	0	0	0	81.142
401	03	00	00	Primas	185.178	0	0	0	0	185.178
401	03	08	00	Primas de profesionalización a empleados	107.958	0	0	0	0	107.958
401	03	09	00	Primas por antigüedad a empleados	77.220	0	0	0	0	77.220
401	04	00	00	Complementos de sueldos y salarios	423.979	0	0	0	0	423.979
401	04	06	00	Complemento a empleados por comisión de servicios	1.099	0	0	0	0	1.099
401	04	96	00	Otros complementos a empleados	422.880	0	0	0	0	422.880
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	185.147	0	0	0	0	185.147
401	05	03	00	Bono vacacional a empleados	185.147	0	0	0	0	185.147
401	07	00	00	Asistencia socio-económica	4.396	0	0	0	0	4.396
401	07	01	00	Capacitación y adiestramiento a empleados	4.396	0	0	0	0	4.396
402	00	00	00	**Materiales, suministros y mercancías**	**311.903**	0	0	0	0	**311.903**
402	01	00	00	Productos alimenticios y agropecuarios	5.750	0	0	0	0	5.750
402	01	01	00	Alimentos y bebidas para personas	5.750	0	0	0	0	5.750
402	05	00	00	Productos de papel, cartón e impresos	127.311	0	0	0	0	127.311
402	05	03	00	Productos de papel y cartón para oficina	127.311	0	0	0	0	127.311
402	10	00	00	Productos varios y útiles diversos	82.385	0	0	0	0	82.385
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	54.885	0	0	0	0	54.885
402	10	08	00	Materiales para equipos de computación	27.500	0	0	0	0	27.500
402	99	00	00	Otros materiales y suministros	96.457	0	0	0	0	96.457
402	99	01	00	Otros materiales y suministros	96.457	0	0	0	0	96.457
403	00	00	00	**Servicios no personales**	**1.202.380**	0	0	0	0	**1.202.380**
403	06	00	00	Servicios de transporte y almacenaje	7.000	0	0	0	0	7.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	7.000	0	0	0	0	7.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.510	0	0	0	0	5.510

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128792 450319000 DESARROLLO DE UN MODELO DE SEGUIMIENTO DE LA INFORMACIÓN DOCUMENTADA DEL VICEMINISTERIO DE GAS, PARA LA CONTINUA ACTUALIZACIÓN EN LA BASE DE DATOS

OBJETIVO DEL PROYECTO: EVALUAR EL GRADO DE ADECUACIÓN DE UN SISTEMA MODELO PARA EL MANEJO DE LA INFORMACIÓN CENTRALIZADA DEL DESPACHO DEL VICEMINISTERIO DE GAS, DONDE SE PUEDA LOGRAR EL MAYOR VALOR Y UTILIDAD DE DICHOS RECURSOS, MATERIALIZAR EL CONSISTENTE CONTROL DE LA DOCUMENTACIÓN OFICIAL, REFERENCIAL Y TÉCNICA DEL DESPACHO, CON EL FIN DE PROMOVER LA GENERACIÓN DE MAYOR NIVEL DE SEGUIMIENTO Y AUTOMATIZACIÓN DE LA INFORMACIÓN

UNIDAD DE MEDIDA: INFORME

META: 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE GAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	02	00	Imprenta y reproducción	5.510	0	0	0	0	5.510
403	09	00	00	Viáticos y pasajes	893.195	0	0	0	0	893.195
403	09	01	00	Viáticos y pasajes dentro del país	627.095	0	0	0	0	627.095
403	09	02	00	Viáticos y pasajes fuera del país	266.100	0	0	0	0	266.100
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	7.000	0	0	0	0	7.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	7.000	0	0	0	0	7.000
403	18	00	00	Impuestos indirectos	180.245	0	0	0	0	180.245
403	18	01	00	Impuesto al valor agregado	180.245	0	0	0	0	180.245
403	99	00	00	Otros servicios no personales	109.430	0	0	0	0	109.430
403	99	01	00	Otros servicios no personales	109.430	0	0	0	0	109.430
404	**00**	**00**	**00**	**Activos reales**	**161.945**	**0**	**0**	**0**	**0**	**161.945**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	161.945	0	0	0	0	161.945
404	09	01	00	Mobiliario y equipos de oficina	68.765	0	0	0	0	68.765
404	09	02	00	Equipos de computación	93.180	0	0	0	0	93.180
				Totales	**2.775.862**	**0**	**0**	**0**	**0**	**2.775.862**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128792 450319000 DESARROLLO DE UN MODELO DE SEGUIMIENTO DE LA INFORMACIÓN DOCUMENTADA DEL VICEMINISTERIO DE GAS, PARA LA CONTINUA ACTUALIZACIÓN EN LA BASE DE DATOS

OBJETIVO DEL PROYECTO: EVALUAR EL GRADO DE ADECUACIÓN DE UN SISTEMA MODELO PARA EL MANEJO DE LA INFORMACIÓN CENTRALIZADA DEL DESPACHO DEL VICEMINISTERIO DE GAS, DONDE SE PUEDA LOGRAR EL MAYOR VALOR Y UTILIDAD DE DICHOS RECURSOS, MATERIALIZAR EL CONSISTENTE CONTROL DE LA DOCUMENTACIÓN OFICIAL, REFERENCIAL Y TÉCNICA DEL DESPACHO, CON EL FIN DE PROMOVER LA GENERACIÓN DE MAYOR NIVEL DE SEGUIMIENTO Y AUTOMATIZACIÓN DE LA INFORMACIÓN

UNIDAD DE MEDIDA: INFORME

META: 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE GAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128792 450319000 DESARROLLO DE UN MODELO DE SEGUIMIENTO DE LA INFORMACIÓN DOCUMENTADA DEL VICEMINISTERIO DE GAS, PARA LA CONTINUA ACTUALIZACIÓN EN LA BASE DE DATOS

OBJETIVO DEL PROYECTO: EVALUAR EL GRADO DE ADECUACIÓN DE UN SISTEMA MODELO PARA EL MANEJO DE LA INFORMACIÓN CENTRALIZADA DEL DESPACHO DEL VICEMINISTERIO DE GAS, DONDE SE PUEDA LOGRAR EL MAYOR VALOR Y UTILIDAD DE DICHOS RECURSOS, MATERIALIZAR EL CONSISTENTE CONTROL DE LA DOCUMENTACIÓN OFICIAL, REFERENCIAL Y TÉCNICA DEL DESPACHO, CON EL FIN DE PROMOVER LA GENERACIÓN DE MAYOR NIVEL DE SEGUIMIENTO Y AUTOMATIZACIÓN DE LA INFORMACIÓN

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE GAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450319001 REALIZAR UN FONDO DOCUMENTAL DE LA INFORMACIÓN EXISTENTE EN EL VICEMINISTERIO DE GAS

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE GAS O DE LA VICEMISTRA DE GAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.099.634**	**0**	**0**	**0**	**0**	**1.099.634**
401	01	00	00	Sueldos, salarios y otras retribuciones	219.792	0	0	0	0	219.792
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	219.792	0	0	0	0	219.792
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	81.142	0	0	0	0	81.142
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	81.142	0	0	0	0	81.142
401	03	00	00	Primas	185.178	0	0	0	0	185.178
401	03	08	00	Primas de profesionalización a empleados	107.958	0	0	0	0	107.958
401	03	09	00	Primas por antigüedad a empleados	77.220	0	0	0	0	77.220
401	04	00	00	Complementos de sueldos y salarios	423.979	0	0	0	0	423.979
401	04	06	00	Complemento a empleados por comisión de servicios	1.099	0	0	0	0	1.099
401	04	96	00	Otros complementos a empleados	422.880	0	0	0	0	422.880
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	185.147	0	0	0	0	185.147
401	05	03	00	Bono vacacional a empleados	185.147	0	0	0	0	185.147
401	07	00	00	Asistencia socio-económica	4.396	0	0	0	0	4.396
401	07	01	00	Capacitación y adiestramiento a empleados	4.396	0	0	0	0	4.396
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**215.446**	**0**	**0**	**0**	**0**	**215.446**
402	01	00	00	Productos alimenticios y agropecuarios	5.750	0	0	0	0	5.750
402	01	01	00	Alimentos y bebidas para personas	5.750	0	0	0	0	5.750
402	05	00	00	Productos de papel, cartón e impresos	127.311	0	0	0	0	127.311
402	05	03	00	Productos de papel y cartón para oficina	127.311	0	0	0	0	127.311
402	10	00	00	Productos varios y útiles diversos	82.385	0	0	0	0	82.385
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	54.885	0	0	0	0	54.885
402	10	08	00	Materiales para equipos de computación	27.500	0	0	0	0	27.500
403	**00**	**00**	**00**	**Servicios no personales**	**510.892**	**0**	**0**	**0**	**0**	**510.892**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128792 450319000 DESARROLLO DE UN MODELO DE SEGUIMIENTO DE LA INFORMACIÓN DOCUMENTADA DEL VICEMINISTERIO DE GAS, PARA LA CONTINUA ACTUALIZACIÓN EN LA BASE DE DATOS

OBJETIVO DEL PROYECTO: EVALUAR EL GRADO DE ADECUACIÓN DE UN SISTEMA MODELO PARA EL MANEJO DE LA INFORMACIÓN CENTRALIZADA DEL DESPACHO DEL VICEMINISTERIO DE GAS, DONDE SE PUEDA LOGRAR EL MAYOR VALOR Y UTILIDAD DE DICHOS RECURSOS, MATERIALIZAR EL CONSISTENTE CONTROL DE LA DOCUMENTACIÓN OFICIAL, REFERENCIAL Y TÉCNICA DEL DESPACHO, CON EL FIN DE PROMOVER LA GENERACIÓN DE MAYOR NIVEL DE SEGUIMIENTO Y AUTOMATIZACIÓN DE LA INFORMACIÓN

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE GAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450319001 REALIZAR UN FONDO DOCUMENTAL DE LA INFORMACIÓN EXISTENTE EN EL VICEMINISTERIO DE GAS

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE GAS O DE LA VICEMISTRA DE GAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	3.500	0	0	0	0	3.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.500	0	0	0	0	3.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.610	0	0	0	0	2.610
403	07	02	00	Imprenta y reproducción	2.610	0	0	0	0	2.610
403	09	00	00	Viáticos y pasajes	408.960	0	0	0	0	408.960
403	09	01	00	Viáticos y pasajes dentro del país	142.860	0	0	0	0	142.860
403	09	02	00	Viáticos y pasajes fuera del país	266.100	0	0	0	0	266.100
403	18	00	00	Impuestos indirectos	95.822	0	0	0	0	95.822
403	18	01	00	Impuesto al valor agregado	95.822	0	0	0	0	95.822
404	**00**	**00**	**00**	**Activos reales**	**161.945**	**0**	**0**	**0**	**0**	**161.945**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	161.945	0	0	0	0	161.945
404	09	01	00	Mobiliario y equipos de oficina	68.765	0	0	0	0	68.765
404	09	02	00	Equipos de computación	93.180	0	0	0	0	93.180
				Totales	**1.987.917**	**0**	**0**	**0**	**0**	**1.987.917**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128792 450319000 DESARROLLO DE UN MODELO DE SEGUIMIENTO DE LA INFORMACIÓN DOCUMENTADA DEL VICEMINISTERIO DE GAS, PARA LA CONTINUA ACTUALIZACIÓN EN LA BASE DE DATOS

OBJETIVO DEL PROYECTO: EVALUAR EL GRADO DE ADECUACIÓN DE UN SISTEMA MODELO PARA EL MANEJO DE LA INFORMACIÓN CENTRALIZADA DEL DESPACHO DEL VICEMINISTERIO DE GAS, DONDE SE PUEDA LOGRAR EL MAYOR VALOR Y UTILIDAD DE DICHOS RECURSOS, MATERIALIZAR EL CONSISTENTE CONTROL DE LA DOCUMENTACIÓN OFICIAL, REFERENCIAL Y TÉCNICA DEL DESPACHO, CON EL FIN DE PROMOVER LA GENERACIÓN DE MAYOR NIVEL DE SEGUIMIENTO Y AUTOMATIZACIÓN DE LA INFORMACIÓN

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE GAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450319002 DISEÑO DE UN MODELO DE SEGUIMIENTO DE LA INFORMACIÓN DOCUMENTADA PARA MAYOR CONTROL

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE GAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**96.457**	**0**	**0**	**0**	**0**	**96.457**
402	99	00	00	Otros materiales y suministros	96.457	0	0	0	0	96.457
402	99	01	00	Otros materiales y suministros	96.457	0	0	0	0	96.457
403	**00**	**00**	**00**	**Servicios no personales**	**691.488**	**0**	**0**	**0**	**0**	**691.488**
403	06	00	00	Servicios de transporte y almacenaje	3.500	0	0	0	0	3.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.500	0	0	0	0	3.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.900	0	0	0	0	2.900
403	07	02	00	Imprenta y reproducción	2.900	0	0	0	0	2.900
403	09	00	00	Viáticos y pasajes	484.235	0	0	0	0	484.235
403	09	01	00	Viáticos y pasajes dentro del país	484.235	0	0	0	0	484.235
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	7.000	0	0	0	0	7.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	7.000	0	0	0	0	7.000
403	18	00	00	Impuestos indirectos	84.423	0	0	0	0	84.423
403	18	01	00	Impuesto al valor agregado	84.423	0	0	0	0	84.423
403	99	00	00	Otros servicios no personales	109.430	0	0	0	0	109.430
403	99	01	00	Otros servicios no personales	109.430	0	0	0	0	109.430
				Totales	**787.945**	**0**	**0**	**0**	**0**	**787.945**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128742 450320000 DISEÑO Y DESARROLLO DEL MODELO ORTOFOTOGRAFÍA CON MAPAS DIGITALES PARA DISTRIBUIR, CONTROLAR Y DAR SEGUIMIENTO A LOS PLANES DE DESARROLLO DE LAS LICENCIAS Y DE LAS OPERADORAS

OBJETIVO DEL PROYECTO: IMPLEMENTAR PARA EL AÑO 2016, MODELO DE ORTOFOTOGRAFÍA CON EL FIN DE DISTRIBUIR, CONTROLAR Y DAR SEGUIMIENTO A LOS PLANES DE DESARROLLO DE LAS LICENCIAS Y DE LAS OPERADORAS, PARA PROMOVER LA GENERACIÓN DE MAYOR NIVEL POSIBLE DE BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN E IMPULSAR LA CONSOLIDACIÓN DEL PAÍS COMO POTENCIA ENERGÉTICA REGIONAL Y MUNDIAL

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE GAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.089.929**	**0**	**0**	**0**	**0**	**1.089.929**
401	01	00	00	Sueldos, salarios y otras retribuciones	230.292	0	0	0	0	230.292
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	137.292	0	0	0	0	137.292
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	93.000	0	0	0	0	93.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	51.442	0	0	0	0	51.442
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	51.442	0	0	0	0	51.442
401	03	00	00	Primas	247.686	0	0	0	0	247.686
401	03	08	00	Primas de profesionalización a empleados	66.648	0	0	0	0	66.648
401	03	09	00	Primas por antigüedad a empleados	51.480	0	0	0	0	51.480
401	03	47	00	Primas al personal de alto nivel y de dirección	71.058	0	0	0	0	71.058
401	03	95	00	Otras primas al personal de alto nivel y de dirección	58.500	0	0	0	0	58.500
401	04	00	00	Complementos de sueldos y salarios	446.922	0	0	0	0	446.922
401	04	06	00	Complemento a empleados por comisión de servicios	1.152	0	0	0	0	1.152
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	206.250	0	0	0	0	206.250
401	04	96	00	Otros complementos a empleados	239.520	0	0	0	0	239.520
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	110.841	0	0	0	0	110.841
401	05	03	00	Bono vacacional a empleados	110.841	0	0	0	0	110.841
401	07	00	00	Asistencia socio-económica	2.746	0	0	0	0	2.746
401	07	01	00	Capacitación y adiestramiento a empleados	2.746	0	0	0	0	2.746
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**909.555**	**0**	**0**	**0**	**0**	**909.555**
402	03	00	00	Textiles y vestuarios	60.00	0	0	0	0	60.000
402	03	02	00	Prendas de vestir	60.000	0	0	0	0	60.000
402	05	00	00	Productos de papel, cartón e impresos	370.788	0	0	0	0	370.788
402	05	03	00	Productos de papel y cartón para oficina	267.414	0	0	0	0	267.414
402	05	06	00	Productos de papel y cartón para computación	103.374	0	0	0	0	103.374
402	10	00	00	Productos varios y útiles diversos	343.967	0	0	0	0	343.967
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	162.851	0	0	0	0	162.851
402	10	08	00	Materiales para equipos de computación	181.116	0	0	0	0	181.116
402	99	00	00	Otros materiales y suministros	134.800	0	0	0	0	134.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128742 450320000 DISEÑO Y DESARROLLO DEL MODELO ORTOFOTOGRAFÍA CON MAPAS DIGITALES PARA DISTRIBUIR, CONTROLAR Y DAR SEGUIMIENTO A LOS PLANES DE DESARROLLO DE LAS LICENCIAS Y DE LAS OPERADORAS

OBJETIVO DEL PROYECTO: IMPLEMENTAR PARA EL AÑO 2016, MODELO DE ORTOFOTOGRAFÍA CON EL FIN DE DISTRIBUIR, CONTROLAR Y DAR SEGUIMIENTO A LOS PLANES DE DESARROLLO DE LAS LICENCIAS Y DE LAS OPERADORAS, PARA PROMOVER LA GENERACIÓN DE MAYOR NIVEL POSIBLE DE BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN E IMPULSAR LA CONSOLIDACIÓN DEL PAÍS COMO POTENCIA ENERGÉTICA REGIONAL Y MUNDIAL

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE GAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	99	01	00	Otros materiales y suministros	134.800	0	0	0	0	134.800
403	**00**	**00**	**00**	**Servicios no personales**	**1.541.725**	**0**	**0**	**0**	**0**	**1.541.725**
403	06	00	00	Servicios de transporte y almacenaje	28.800	0	0	0	0	28.800
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	28.800	0	0	0	0	28.800
403	09	00	00	Viáticos y pasajes	1.013.318	0	0	0	0	1.013.318
403	09	01	00	Viáticos y pasajes dentro del país	646.565	0	0	0	0	646.565
403	09	02	00	Viáticos y pasajes fuera del país	366.753	0	0	0	0	366.753
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	31.750	0	0	0	0	31.750
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	31.750	0	0	0	0	31.750
403	18	00	00	Impuestos indirectos	299.249	0	0	0	0	299.249
403	18	01	00	Impuesto al valor agregado	299.249	0	0	0	0	299.249
403	99	00	00	Otros servicios no personales	168.608	0	0	0	0	168.608
403	99	01	00	Otros servicios no personales	168.608	0	0	0	0	168.608
404	**00**	**00**	**00**	**Activos reales**	**336.176**	**0**	**0**	**0**	**0**	**336.176**
404	05	00	00	Equipos de comunicaciones y de señalamiento	35.233	0	0	0	0	35.233
404	05	02	00	Equipos de señalamiento	35.233	0	0	0	0	35.233
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	120.313	0	0	0	0	120.313
404	07	01	00	Equipos científicos y de laboratorio	120.313	0	0	0	0	120.313
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	180.630	0	0	0	0	180.630
404	09	02	00	Equipos de computación	180.630	0	0	0	0	180.630
				Totales	**3.877.385**	0	0	0	**0**	3.877.385

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128742 450320000 DISEÑO Y DESARROLLO DEL MODELO ORTOFOTOGRAFÍA CON MAPAS DIGITALES PARA DISTRIBUIR, CONTROLAR Y DAR SEGUIMIENTO A LOS PLANES DE DESARROLLO DE LAS LICENCIAS Y DE LAS OPERADORAS

OBJETIVO DEL PROYECTO: IMPLEMENTAR PARA EL AÑO 2016, MODELO DE ORTOFOTOGRAFÍA CON EL FIN DE DISTRIBUIR, CONTROLAR Y DAR SEGUIMIENTO A LOS PLANES DE DESARROLLO DE LAS LICENCIAS Y DE LAS OPERADORAS, PARA PROMOVER LA GENERACIÓN DE MAYOR NIVEL POSIBLE DE BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN E IMPULSAR LA CONSOLIDACIÓN DEL PAÍS COMO POTENCIA ENERGÉTICA REGIONAL Y MUNDIAL

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE GAS **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128742 450320000 DISEÑO Y DESARROLLO DEL MODELO ORTOFOTOGRAFÍA CON MAPAS DIGITALES PARA DISTRIBUIR, CONTROLAR Y DAR SEGUIMIENTO A LOS PLANES DE DESARROLLO DE LAS LICENCIAS Y DE LAS OPERADORAS

OBJETIVO DEL PROYECTO: IMPLEMENTAR PARA EL AÑO 2016, MODELO DE ORTOFOTOGRAFÍA CON EL FIN DE DISTRIBUIR, CONTROLAR Y DAR SEGUIMIENTO A LOS PLANES DE DESARROLLO DE LAS LICENCIAS Y DE LAS OPERADORAS, PARA PROMOVER LA GENERACIÓN DE MAYOR NIVEL POSIBLE DE BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN E IMPULSAR LA CONSOLIDACIÓN DEL PAÍS COMO POTENCIA ENERGÉTICA REGIONAL Y MUNDIAL

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE GAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450320001 CAPTURA Y REVISIÓN DE LAS PRESENTACIONES DE FOTOGRAFÍAS DE LOS CAMPOS DE GAS EXISTENTES

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO O DE LA VICEMINISTRA DE GAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.089.929**	**0**	**0**	**0**	**0**	**1.089.929**
401	01	00	00	Sueldos, salarios y otras retribuciones	230.292	0	0	0	0	230.292
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	137.292	0	0	0	0	137.292
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	93.000	0	0	0	0	93.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	51.442	0	0	0	0	51.442
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	51.442	0	0	0	0	51.442
401	03	00	00	Primas	247.686	0	0	0	0	247.686
401	03	08	00	Primas de profesionalización a empleados	66.648	0	0	0	0	66.648
401	03	09	00	Primas por antigüedad a empleados	51.480	0	0	0	0	51.480
401	03	47	00	Primas al personal de alto nivel y de dirección	71.058	0	0	0	0	71.058
401	03	95	00	Otras primas al personal de alto nivel y de dirección	58.500	0	0	0	0	58.500
401	04	00	00	Complementos de sueldos y salarios	446.922	0	0	0	0	446.922
401	04	06	00	Complemento a empleados por comisión de servicios	1.152	0	0	0	0	1.152
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	206.250	0	0	0	0	206.250
401	04	96	00	Otros complementos a empleados	239.520	0	0	0	0	239.520
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	110.841	0	0	0	0	110.841
401	05	03	00	Bono vacacional a empleados	110.841	0	0	0	0	110.841
401	07	00	00	Asistencia socio-económica	2.746	0	0	0	0	2.746
401	07	01	00	Capacitación y adiestramiento a empleados	2.746	0	0	0	0	2.746
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**728.439**	**0**	**0**	**0**	**0**	**728.439**
402	03	00	00	Textiles y vestuarios	60.000	0	0	0	0	60.000
402	03	02	00	Prendas de vestir	60.000	0	0	0	0	60.000
402	05	00	00	Productos de papel, cartón e impresos	370.788	0	0	0	0	370.788
402	05	03	00	Productos de papel y cartón para oficina	267.414	0	0	0	0	267.414

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128742 450320000 DISEÑO Y DESARROLLO DEL MODELO ORTOFOTOGRAFÍA CON MAPAS DIGITALES PARA DISTRIBUIR CONTROLAR Y DAR SEGUIMIENTO A LOS PLANES DE DESARROLLO DE LAS LICENCIAS Y DE LAS OPERADORAS

OBJETIVO DEL PROYECTO: IMPLEMENTAR PARA EL AÑO 2016, MODELO DE ORTOFOTOGRAFÍA CON EL FIN DE DISTRIBUIR, CONTROLAR Y DAR SEGUIMIENTO A LOS PLANES DE DESARROLLO DE LAS LICENCIAS Y DE LAS OPERADORAS, PARA PROMOVER LA GENERACIÓN DE MAYOR NIVEL POSIBLE DE BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN E IMPULSAR LA CONSOLIDACIÓN DEL PAÍS COMO POTENCIA ENERGÉTICA REGIONAL Y MUNDIAL

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE GAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450320001 CAPTURA Y REVISIÓN DE LAS PRESENTACIONES DE FOTOGRAFÍAS DE LOS CAMPOS DE GAS EXISTENTES

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO O DE LA VICEMINISTRA DE GAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	06	00	Productos de papel y cartón para computación	103.374	0	0	0	0	103.374
402	10	00	00	Productos varios y útiles diversos	162.851	0	0	0	0	162.851
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	162.851	0	0	0	0	162.851
402	99	00	00	Otros materiales y suministros	134.800	0	0	0	0	134.800
402	99	01	00	Otros materiales y suministros	134.800	0	0	0	0	134.800
403	**00**	**00**	**00**	**Servicios no personales**	**974.920**	**0**	**0**	**0**	**0**	**974.920**
403	06	00	00	Servicios de transporte y almacenaje	25.300	0	0	0	0	25.300
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	25.300	0	0	0	0	25.300
403	09	00	00	Viáticos y pasajes	610.113	0	0	0	0	610.113
403	09	01	00	Viáticos y pasajes dentro del país	243.360	0	0	0	0	243.360
403	09	02	00	Viáticos y pasajes fuera del país	366.753	0	0	0	0	366.753
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	21.750	0	0	0	0	21.750
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	21.750	0	0	0	0	21.750
403	18	00	00	Impuestos indirectos	183.095	0	0	0	0	183.095
403	18	01	00	Impuesto al valor agregado	183.095	0	0	0	0	183.095
403	99	00	00	Otros servicios no personales	134.662	0	0	0	0	134.662
403	99	01	00	Otros servicios no personales	134.662	0	0	0	0	134.662
				Totales	**2.793.288**	**0**	**0**	**0**	**0**	**2.793.288**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128742 450320000 DISEÑO Y DESARROLLO DEL MODELO ORTOFOTOGRAFÍA CON MAPAS DIGITALES PARA DISTRIBUIR, CONTROLAR Y DAR SEGUIMIENTO A LOS PLANES DE DESARROLLO DE LAS LICENCIAS Y DE LAS OPERADORAS

OBJETIVO DEL PROYECTO: IMPLEMENTAR PARA EL AÑO 2016, MODELO DE ORTOFOTOGRAFÍA CON EL FIN DE DISTRIBUIR, CONTROLAR Y DAR SEGUIMIENTO A LOS PLANES DE DESARROLLO DE LAS LICENCIAS Y DE LAS OPERADORAS, PARA PROMOVER LA GENERACIÓN DE MAYOR NIVEL POSIBLE DE BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN E IMPULSAR LA CONSOLIDACIÓN DEL PAÍS COMO POTENCIA ENERGÉTICA REGIONAL Y MUNDIAL

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE GAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450320002 DISEÑO DEL MODELO ORTOFOTOGRAFÍA QUE SERÁ UTILIZADO PARA LA DISTRIBUCIÓN, CONTROL Y SEGUIMIENTO DE LAS LICENCIAS Y OPERADORAS

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE GAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**181.116**	**0**	**0**	**0**	**0**	**181.116**
402	10	00	00	Productos varios y útiles diversos	181.116	0	0	0	0	181.116
402	10	08	00	Materiales para equipos de computación	181.116	0	0	0	0	181.116
403	**00**	**00**	**00**	**Servicios no personales**	**566.805**	**0**	**0**	**0**	**0**	**566.805**
403	06	00	00	Servicios de transporte y almacenaje	3.500	0	0	0	0	3.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.500	0	0	0	0	3.500
403	09	00	00	Viáticos y pasajes	403.205	0	0	0	0	403.205
403	09	01	00	Viáticos y pasajes dentro del país	403.205	0	0	0	0	403.205
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.000	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	116.154	0	0	0	0	116.154
403	18	01	00	Impuesto al valor agregado	116.154	0	0	0	0	116.154
403	99	00	00	Otros servicios no personales	33.946	0	0	0	0	33.946
403	99	01	00	Otros servicios no personales	33.946	0	0	0	0	33.946
404	**00**	**00**	**00**	**Activos reales**	**336.176**	**0**	**0**	**0**	**0**	**336.176**
404	05	00	00	Equipos de comunicaciones y de señalamiento	35.233	0	0	0	0	35.233
404	05	02	00	Equipos de señalamiento	35.233	0	0	0	0	35.233
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	120.313	0	0	0	0	120.313
404	07	01	00	Equipos científicos y de laboratorio	120.313	0	0	0	0	120.313
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	180.630	0	0	0	0	180.630
404	09	02	00	Equipos de computación	180.630	0	0	0	0	180.630
				Totales	**1.084.097**	**0**	**0**	**0**	0	**1.084.097**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128674 450321000 DISEÑAR UN PLAN TECNOLÓGICO PARA INCREMENTAR EL FACTOR DE RECOBRO EN LA FAJA PETROLÍFERA DEL ORINOCO HUGO CHÁVEZ FRÍAS

OBJETIVO DEL PROYECTO: DEFINIR UN PLAN TECNOLÓGICO QUE PERMITA IDENTIFICAR LAS ÁREAS DE APLICACIÓN DE LAS TECNOLOGÍAS DISPONIBLES PARA INCREMENTAR EL FACTOR DE RECOBRO EN LA FAJA PETROLÍFERA DEL ORINOCO, PROFUNDIZANDO LA SOBERANÍA TECNOLÓGICA DEL SECTOR DE HIDROCARBUROS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PRODUCCIÓN Y CONSERVACIÓN DE PETRÓLEO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**2.249.918**	0	0	0	0	**2.249.918**
401	01	00	00	Sueldos, salarios y otras retribuciones	503.640	0	0	0	0	503.640
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	503.640	0	0	0	0	503.640
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	319.281	0	0	0	0	319.281
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	319.281	0	0	0	0	319.281
401	03	00	00	Primas	443.118	0	0	0	0	443.118
401	03	08	00	Primas de profesionalización a empleados	243.048	0	0	0	0	243.048
401	03	09	00	Primas por antigüedad a empleados	153.270	0	0	0	0	153.270
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	46.800	0	0	0	0	46.800
401	04	00	00	Complementos de sueldos y salarios	608.699	0	0	0	0	608.699
401	04	06	00	Complemento a empleados por comisión de servicios	2.519	0	0	0	0	2.519
401	04	96	00	Otros complementos a empleados	606.180	0	0	0	0	606.180
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	365.107	0	0	0	0	365.107
401	05	03	00	Bono vacacional a empleados	365.107	0	0	0	0	365.107
401	07	00	00	Asistencia socio-económica	10.073	0	0	0	0	10.073
401	07	01	00	Capacitación y adiestramiento a empleados	10.073	0	0	0	0	10.073
402	00	00	00	**Materiales, suministros y mercancías**	**346.832**	0	0	0	0	**346.832**
402	01	00	00	Productos alimenticios y agropecuarios	3.480	0	0	0	0	3.480
402	01	01	00	Alimentos y bebidas para personas	3.480	0	0	0	0	3.480
402	05	00	00	Productos de papel, cartón e impresos	203.576	0	0	0	0	203.576
402	05	03	00	Productos de papel y cartón para oficina	203.576	0	0	0	0	203.576
402	06	00	00	Productos químicos y derivados	1.182	0	0	0	0	1.182
402	06	08	00	Productos plásticos	1.182	0	0	0	0	1.182
402	10	00	00	Productos varios y útiles diversos	4.632	0	0	0	0	4.632
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.632	0	0	0	0	4.632
402	99	00	00	Otros materiales y suministros	133.962	0	0	0	0	133.962
402	99	01	00	Otros materiales y suministros	133.962	0	0	0	0	133.962
403	00	00	00	**Servicios no personales**	**1.258.502**	0	0	0	0	**1.258.502**
403	06	00	00	Servicios de transporte y almacenaje	3.600	0	0	0	0	3.600
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.600	0	0	0	0	3.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128674 450321000 DISEÑAR UN PLAN TECNOLÓGICO PARA INCREMENTAR EL FACTOR DE RECOBRO EN LA FAJA PETROLÍFERA DEL ORINOCO HUGO CHÁVEZ FRÍAS

OBJETIVO DEL PROYECTO: DEFINIR UN PLAN TECNOLÓGICO QUE PERMITA IDENTIFICAR LAS ÁREAS DE APLICACIÓN DE LAS TECNOLOGÍAS DISPONIBLES PARA INCREMENTAR EL FACTOR DE RECOBRO EN LA FAJA PETROLÍFERA DEL ORINOCO, PROFUNDIZANDO LA SOBERANÍA TECNOLÓGICA DEL SECTOR DE HIDROCARBUROS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PRODUCCIÓN Y CONSERVACIÓN DE PETRÓLEO **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	00	00	Viáticos y pasajes	546.996	0	0	0	0	546.995
403	09	01	00	Viáticos y pasajes dentro del pais	419.060	0	0	0	0	419.060
403	09	02	00	Viáticos y pasajes fuera del país	127.936	0	0	0	0	127.936
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	400.000	0	0	0	0	400.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	400.000	0	0	0	0	400.000
403	18	00	00	Impuestos indirectos	173.944	0	0	0	0	173.944
403	18	01	00	Impuesto al valor agregado	173.944	0	0	0	0	173.944
403	99	00	00	Otros servicios no personales	133.962	0	0	0	0	133.962
403	99	01	00	Otros servicios no personales	133.962	0	0	0	0	133.962
				Totales	**3.855.252**	**0**	**0**	**0**	**0**	**3.855.252**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128674 450321000 DISEÑAR UN PLAN TECNOLÓGICO PARA INCREMENTAR EL FACTOR DE RECOBRO EN LA FAJA PETROLIFERA DEL ORINOCO HUGO CHÁVEZ FRÍAS

OBJETIVO DEL PROYECTO: DEFINIR UN PLAN TECNOLÓGICO QUE PERMITA IDENTIFICAR LAS ÁREAS DE APLICACIÓN DE LAS TECNOLOGÍAS DISPONIBLES PARA INCREMENTAR EL FACTOR DE RECOBRO EN LA FAJA PETROLÍFERA DEL ORINOCO, PROFUNDIZANDO LA SOBERANÍA TECNOLÓGICA DEL SECTOR DE HIDROCARBUROS

UNIDAD DE MEDIDA: DOCUMENTO

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PRODUCCIÓN Y CONSERVACIÓN DE PETRÓLEO

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128674 450321000 DISEÑAR UN PLAN TECNOLÓGICO PARA INCREMENTAR EL FACTOR DE RECOBRO EN LA FAJA PETROLÍFERA DEL ORINOCO HUGO CHÁVEZ FRÍAS

OBJETIVO DEL PROYECTO: DEFINIR UN PLAN TECNOLÓGICO QUE PERMITA IDENTIFICAR LAS ÁREAS DE APLICACIÓN DE LAS TECNOLOGÍAS DISPONIBLES PARA INCREMENTAR EL FACTOR DE RECOBRO EN LA FAJA PETROLÍFERA DEL ORINOCO, PROFUNDIZANDO LA SOBERANÍA TECNOLÓGICA DEL SECTOR DE HIDROCARBUROS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PRODUCCIÓN Y CONSERVACIÓN DE PETRÓLEO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450321001 INVESTIGAR A TRAVÉS DE DOCUMENTOS, INFORMACIÓN RELACIONADA A LAS TECNOLOGÍAS Y APLICACIONES DISPONIBLES PARA EL AUMENTO DEL FACTOR DE RECOBRO (DESCRIPCIÓN, APLICACIONES, COSTOS ESTIMADOS, TECNOLOGÍAS PROBADAS EN OTROS PAÍSES, TIEMPOS DE EJECUCIÓN, PROBLEMAS PRESENTADOS)

UNIDAD DE MEDIDA: CUADRO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PRODUCCIÓN Y CONSERVACIÓN DE PETRÓLEO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.249.918**	**0**	**0**	**0**	**0**	**2.249.918**
401	01	00	00	Sueldos, salarios y otras retribuciones	503.640	0	0	0	0	503.640
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	503.640	0	0	0	0	503.640
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	319.281	0	0	0	0	319.281
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	319.281	0	0	0	0	319.281
401	03	00	00	Primas	443.118	0	0	0	0	443.118
401	03	08	00	Primas de profesionalización a empleados	243.048	0	0	0	0	243.048
401	03	09	00	Primas por antigüedad a empleados	153.270	0	0	0	0	153.270
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	46.800	0	0	0	0	46.800
401	04	00	00	Complementos de sueldos y salarios	608.699	0	0	0	0	608.699
401	04	06	00	Complemento a empleados por comisión de servicios	2.519	0	0	0	0	2.519
401	04	96	00	Otros complementos a empleados	606.180	0	0	0	0	606.180
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	365.107	0	0	0	0	365.107
401	05	03	00	Bono vacacional a empleados	365.107	0	0	0	0	365.107
401	07	00	00	Asistencia socio-económica	10.073	0	0	0	0	10.073
401	07	01	00	Capacitación y adiestramiento a empleados	10.073	0	0	0	0	10.073
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**346.832**	**0**	**0**	**0**	**0**	**346.832**
402	01	00	00	Productos alimenticios y agropecuarios	3.480	0	0	0	0	3.480
402	01	01	00	Alimentos y bebidas para personas	3.480	0	0	0	0	3.480
402	05	00	00	Productos de papel, cartón e impresos	203.576	0	0	0	0	203.576
402	05	03	00	Productos de papel y cartón para oficina	203.576	0	0	0	0	203.576
402	06	00	00	Productos químicos y derivados	1.182	0	0	0	0	1.182
402	06	08	00	Productos plásticos	1.182	0	0	0	0	1.182
402	10	00	00	Productos varios y útiles diversos	4.632	0	0	0	0	4.632

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128674 450321000 DISEÑAR UN PLAN TECNOLÓGICO PARA INCREMENTAR EL FACTOR DE RECOBRO EN LA FAJA PETROLÍFERA DEL ORINOCO HUGO CHÁVEZ FRÍAS

OBJETIVO DEL PROYECTO: DEFINIR UN PLAN TECNOLÓGICO QUE PERMITA IDENTIFICAR LAS ÁREAS DE APLICACIÓN DE LAS TECNOLOGÍAS DISPONIBLES PARA INCREMENTAR EL FACTOR DE RECOBRO EN LA FAJA PETROLÍFERA DEL ORINOCO, PROFUNDIZANDO LA SOBERANÍA TECNOLÓGICA DEL SECTOR DE HIDROCARBUROS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PRODUCCIÓN Y CONSERVACIÓN DE PETRÓLEO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450321001 INVESTIGAR A TRAVÉS DE DOCUMENTOS, INFORMACIÓN RELACIONADA A LAS TECNOLOGÍAS Y APLICACIONES DISPONIBLES PARA EL AUMENTO DEL FACTOR DE RECOBRO (DESCRIPCIÓN, APLICACIONES, COSTOS ESTIMADOS, TECNOLOGÍAS PROBADAS EN OTROS PAÍSES, TIEMPOS DE EJECUCIÓN, PROBLEMAS PRESENTADOS)

UNIDAD DE MEDIDA: CUADRO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PRODUCCIÓN Y CONSERVACIÓN DE PETRÓLEO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.632	0	0	0	0	4.632
402	99	00	00	Otros materiales y suministros	133.962	0	0	0	0	133.962
402	99	01	00	Otros materiales y suministros	133.962	0	0	0	0	133.962
403	**00**	**00**	**00**	**Servicios no personales**	**1.036.158**	**0**	**0**	**0**	**0**	**1.036.158**
403	06	00	00	Servicios de transporte y almacenaje	3.600	0	0	0	0	3.600
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.600	0	0	0	0	3.600
403	09	00	00	Viáticos y pasajes	348.476	0	0	0	0	348.476
403	09	01	00	Viáticos y pasajes dentro del país	220.540	0	0	0	0	220.540
403	09	02	00	Viáticos y pasajes fuera del país	127.936	0	0	0	0	127.936
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	400.000	0	0	0	0	400.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	400.000	0	0	0	0	400.000
403	18	00	00	Impuestos indirectos	150.120	0	0	0	0	150.120
403	18	01	00	Impuesto al valor agregado	150.120	0	0	0	0	150.120
403	99	00	00	Otros servicios no personales	133.962	0	0	0	0	133.962
403	99	01	00	Otros servicios no personales	133.962	0	0	0	0	133.962
				Totales	**3.632.908**	**0**	**0**	**0**	**0**	**3.632.908**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128674 450321000 DISEÑAR UN PLAN TECNOLÓGICO PARA INCREMENTAR EL FACTOR DE RECOBRO EN LA FAJA PETROLÍFERA DEL ORINOCO HUGO CHÁVEZ FRÍAS

OBJETIVO DEL PROYECTO: DEFINIR UN PLAN TECNOLÓGICO QUE PERMITA IDENTIFICAR LAS ÁREAS DE APLICACIÓN DE LAS TECNOLOGÍAS DISPONIBLES PARA INCREMENTAR EL FACTOR DE RECOBRO EN LA FAJA PETROLÍFERA DEL ORINOCO, PROFUNDIZANDO LA SOBERANÍA TECNOLÓGICA DEL SECTOR DE HIDROCARBUROS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PRODUCCIÓN Y CONSERVACIÓN DE PETRÓLEO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450321002 COMPILAR INFORMACIÓN TÉCNICA DE YACIMIENTOS, ESTUDIOS INTEGRADOS Y CARACTERIZACIÓN DE FLUIDOS DE LOS YACIMIENTOS DE LA FAJA PETROLÍFERA DEL ORINOCO

UNIDAD DE MEDIDA: CUADRO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PRODUCCIÓN Y CONSERVACIÓN DE PETRÓLEO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**133.818**	**0**	**0**	**0**	0	**133.818**
403	09	00	00	Viáticos y pasajes	119.480	0	0	0	0	119.480
403	09	01	00	Viáticos y pasajes dentro del país	119.480	0	0	0	0	119.480
403	18	00	00	Impuestos indirectos	14.338	0	0	0	0	14.338
403	18	01	00	Impuesto al valor agregado	14.338	0	0	0	0	14.338
				Totales	**133.818**	**0**	**0**	**0**	**0**	**133.818**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128674 450321000 DISEÑAR UN PLAN TECNOLÓGICO PARA INCREMENTAR EL FACTOR DE RECOBRO EN LA FAJA PETROLÍFERA DEL ORINOCO HUGO CHÁVEZ FRÍAS

OBJETIVO DEL PROYECTO: DEFINIR UN PLAN TECNOLÓGICO QUE PERMITA IDENTIFICAR LAS ÁREAS DE APLICACIÓN DE LAS TECNOLOGÍAS DISPONIBLES PARA INCREMENTAR EL FACTOR DE RECOBRO EN LA FAJA PETROLÍFERA DEL ORINOCO, PROFUNDIZANDO LA SOBERANÍA TECNOLÓGICA DEL SECTOR DE HIDROCARBUROS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PRODUCCIÓN Y CONSERVACIÓN DE PETRÓLEO

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 450321003 IDENTIFICAR LA TECNOLOGÍA A APLICAR, DE ACUERDO AL TIPO DE FLUIDO DE LOS YACIMIENTOS DE LA FAJA PETROLÍFERA DEL ORINOCO

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PRODUCCIÓN Y CONSERVACIÓN DE PETRÓLEO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**43.904**	**0**	**0**	**0**	**0**	**43.904**
403	09	00	00	Viáticos y pasajes	39.200	0	0	0	0	39.200
403	09	01	00	Viáticos y pasajes dentro del país	39.200	0	0	0	0	39.200
403	18	00	00	Impuestos indirectos	4.704	0	0	0	0	4.704
403	18	01	00	Impuesto al valor agregado	4.704	0	0	0	0	4.704
				Totales	**43.904**	**0**	**0**	**0**	**0**	**43.904**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128674 450321000 DISEÑAR UN PLAN TECNOLÓGICO PARA INCREMENTAR EL FACTOR DE RECOBRO EN LA FAJA PETROLÍFERA DEL ORINOCO HUGO CHÁVEZ FRÍAS

OBJETIVO DEL PROYECTO: DEFINIR UN PLAN TECNOLÓGICO QUE PERMITA IDENTIFICAR LAS ÁREAS DE APLICACIÓN DE LAS TECNOLOGÍAS DISPONIBLES PARA INCREMENTAR EL FACTOR DE RECOBRO EN LA FAJA PETROLÍFERA DEL ORINOCO, PROFUNDIZANDO LA SOBERANÍA TECNOLÓGICA DEL SECTOR DE HIDROCARBUROS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PRODUCCIÓN Y CONSERVACIÓN DE PETRÓLEO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450321004 JERARQUIZAR EL TIPO DE TECNOLOGÍA A APLICAR EN LAS ÁREAS DE LA FAJA PETROLÍFERA DEL ORINOCO, DE ACUERDO A CRITERIOS TÉCNICOS , ECONÓMICOS Y DE LOGÍSTICA

UNIDAD DE MEDIDA: CUADRO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PRODUCCIÓN Y CONSERVACIÓN DE PETRÓLEO

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**22.311**	**0**	**0**	**0**	**0**	**22.311**
403	09	00	00	Viáticos y pasajes	19.920	0	0	0	0	19.920
403	09	01	00	Viáticos y pasajes dentro del país	19.920	0	0	0	0	19.920
403	18	00	00	Impuestos indirectos	2.391	0	0	0	0	2.391
403	18	01	00	Impuesto al valor agregado	2.391	0	0	0	0	2.391
				Totales	**22.311**	**0**	**0**	**0**	**0**	**22.311**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128674 450321000 DISEÑAR UN PLAN TECNOLÓGICO PARA INCREMENTAR EL FACTOR DE RECOBRO EN LA FAJA PETROLÍFERA DEL ORINOCO HUGO CHÁVEZ FRÍAS

OBJETIVO DEL PROYECTO: DEFINIR UN PLAN TECNOLÓGICO QUE PERMITA IDENTIFICAR LAS ÁREAS DE APLICACIÓN DE LAS TECNOLOGÍAS DISPONIBLES PARA INCREMENTAR EL FACTOR DE RECOBRO EN LA FAJA PETROLÍFERA DEL ORINOCO, PROFUNDIZANDO LA SOBERANÍA TECNOLÓGICA DEL SECTOR DE HIDROCARBUROS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PRODUCCIÓN Y CONSERVACIÓN DE PETRÓLEO

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 450321005 ESTABLECER LAS ESTRATEGIAS Y LAS LÍNEAS DE ACCIÓN TECNOLÓGICAS A CORTO, MEDIANO Y LARGO PLAZO, Y DISEÑAR LINEAMIENTOS A LAS EMPRESAS OPERADORAS, DIRIGIDOS A LOGRAR UN AUMENTO DEL FACTOR DE RECOBRO EN LOS YACIMIENTOS UBICADOS EN LA FAJA PETROLÍFERA DEL ORINOCO

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PRODUCCIÓN Y CONSERVACIÓN DE PETRÓLEO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**22.311**	**0**	**0**	**0**	**0**	**22.311**
403	09	00	00	Viáticos y pasajes	19.920	0	0	0	0	19.920
403	09	01	00	Viáticos y pasajes dentro del país	19.920	0	0	0	0	19.920
403	18	00	00	Impuestos indirectos	2.391	0	0	0	0	2.391
403	18	01	00	Impuesto al valor agregado	2.391	0	0	0	0	2.391
				Totales	**22.311**	**0**	**0**	**0**	**0**	**22.311**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128533 450322000 AUTOMATIZACIÓN Y MANTENIMIENTO DE LOS PROCESOS DE DETERMINACIÓN, CÁLCULO, LIQUIDACIÓN Y NOTIFICACIÓN DE LOS INGRESOS PETROLEROS

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS HERRAMIENTAS TECNOLÓGICAS UTILIZADAS EN LOS PROCESOS DE DETERMINACIÓN, CÁLCULO, LIQUIDACIÓN Y NOTIFICACIÓN DE LOS INGRESOS PETROLEROS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGALÍAS E IMPUESTOS DE HIDROCARBUROS

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	Gastos de personal	**4.387.025**	**0**	**0**	**0**	**0**	**4.387.025**
401	01	00	00	Sueldos, salarios y otras retribuciones	969.744	0	0	0	0	969.744
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	954.900	0	0	0	0	954.900
401	01	03	00	Suplencias a empleados	14.844	0	0	0	0	14.844
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	714.438	0	0	0	0	714.438
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	714.438	0	0	0	0	714.438
401	03	00	00	Primas	898.374	0	0	0	0	898.374
401	03	08	00	Primas de profesionalización a empleados	481.854	0	0	0	0	481.854
401	03	09	00	Primas por antigüedad a empleados	363.870	0	0	0	0	363.870
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.650	0	0	0	0	52.650
401	04	00	00	Complementos de sueldos y salarios	1.071.215	0	0	0	0	1.071.215
401	04	06	00	Complemento a empleados por comisión de servicios	4.775	0	0	0	0	4.775
401	04	96	00	Otros complementos a empleados	1.066.440	0	0	0	0	1.066.440
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	714.156	0	0	0	0	714.156
401	05	03	00	Bono vacacional a empleados	714.156	0	0	0	0	714.156
401	07	00	00	Asistencia socio-económica	19.098	0	0	0	0	19.098
401	07	01	00	Capacitación y adiestramiento a empleados	19.098	0	0	0	0	19.098
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**882.026**	**0**	**0**	**0**	**0**	**882.026**
402	01	00	00	Productos alimenticios y agropecuarios	26.349	0	0	0	0	26.349
402	01	01	00	Alimentos y bebidas para personas	26.349	0	0	0	0	26.349
402	05	00	00	Productos de papel, cartón e impresos	473.497	0	0	0	0	473.497
402	05	03	00	Productos de papel y cartón para oficina	473.497	0	0	0	0	473.497
402	06	00	00	Productos químicos y derivados	1.157	0	0	0	0	1.157
402	06	08	00	Productos plásticos	1.157	0	0	0	0	1.157
402	10	00	00	Productos varios y útiles diversos	122.412	0	0	0	0	122.412
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	59.162	0	0	0	0	59.162
402	10	08	00	Materiales para equipos de computación	63.250	0	0	0	0	63.250
402	99	00	00	Otros materiales y suministros	258.611	0	0	0	0	258.611
402	99	01	00	Otros materiales y suministros	258.611	0	0	0	0	258.611
403	**00**	**00**	**00**	**Servicios no personales**	**2.085.992**	**0**	**0**	**0**	**0**	**2.085.992**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128533 450322000 AUTOMATIZACIÓN Y MANTENIMIENTO DE LOS PROCESOS DE DETERMINACIÓN, CÁLCULO, LIQUIDACIÓN Y NOTIFICACIÓN DE LOS INGRESOS PETROLEROS

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS HERRAMIENTAS TECNOLÓGICAS UTILIZADAS EN LOS PROCESOS DE DETERMINACIÓN, CÁLCULO, LIQUIDACIÓN Y NOTIFICACIÓN DE LOS INGRESOS PETROLEROS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGALÍAS E IMPUESTOS DE HIDROCARBUROS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.000	0	0	0	0	15.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	15.000
403	09	00	00	Viáticos y pasajes	1.381.125	0	0	0	0	1.381.125
403	09	01	00	Viáticos y pasajes dentro del país	401.525	0	0	0	0	401.525
403	09	02	00	Viáticos y pasajes fuera del país	979.600	0	0	0	0	979.600
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	80.000	0	0	0	0	80.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	80.000	0	0	0	0	80.000
403	18	00	00	Impuestos indirectos	331.256	0	0	0	0	331.256
403	18	01	00	Impuesto al valor agregado	331.256	0	0	0	0	331.256
403	99	00	00	Otros servicios no personales	278.611	0	0	0	0	278.611
403	99	01	00	Otros servicios no personales	278.611	0	0	0	0	278.611
404	**00**	**00**	**00**	**Activos reales**	**87.450**	**0**	**0**	**0**	**0**	**87.450**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	87.450	0	0	0	0	87.450
404	09	02	00	Equipos de computación	87.450	0	0	0	0	87.450
				Totales	**7.442.493**	**0**	**0**	**0**	**0**	**7.442.493**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128533 450322000 AUTOMATIZACIÓN Y MANTENIMIENTO DE LOS PROCESOS DE DETERMINACIÓN, CÁLCULO, LIQUIDACIÓN Y NOTIFICACIÓN DE LOS INGRESOS PETROLEROS

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS HERRAMIENTAS TECNOLÓGICAS UTILIZADAS EN LOS PROCESOS DE DETERMINACIÓN, CÁLCULO, LIQUIDACIÓN Y NOTIFICACIÓN DE LOS INGRESOS PETROLEROS

UNIDAD DE MEDIDA: SISTEMA

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGALÍAS E IMPUESTOS DE HIDROCARBUROS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128533 450322000 AUTOMATIZACIÓN Y MANTENIMIENTO DE LOS PROCESOS DE DETERMINACIÓN, CÁLCULO, LIQUIDACIÓN Y NOTIFICACIÓN DE LOS INGRESOS PETROLEROS

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS HERRAMIENTAS TECNOLÓGICAS UTILIZADAS EN LOS PROCESOS DE DETERMINACIÓN, CÁLCULO, LIQUIDACIÓN Y NOTIFICACIÓN DE LOS INGRESOS PETROLEROS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGALÍAS E IMPUESTOS DE HIDROCARBUROS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450322001 ADECUAR LOS PROCESOS DE ENTRADA DE DATOS, CORRESPONDIENTE A VOLÚMENES DE PRODUCCIÓN, CALIDAD, PRECIOS Y FACTURAS, ASOCIADOS A LOS HIDROCARBUROS QUE PERMITAN, A TRAVÉS DE MÓDULOS AUTOMATIZADOS CALCULAR LOS MONTOS DE LOS TRIBUTOS PETROLEROS ESTABLECIDOS EN LA LEY

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGALÍAS E IMPUESTOS DE HIDROCARBUROS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.387.025**	**0**	**0**	**0**	**0**	**4.387.025**
401	01	00	00	Sueldos, salarios y otras retribuciones	969.744	0	0	0	0	969.744
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	954.900	0	0	0	0	954.900
401	01	03	00	Suplencias a empleados	14.844	0	0	0	0	14.844
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	714.438	0	0	0	0	714.438
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	714.438	0	0	0	0	714.438
401	03	00	00	Primas	898.374	0	0	0	0	898.374
401	03	08	00	Primas de profesionalización a empleados	481.854	0	0	0	0	481.854
401	03	09	00	Primas por antigüedad a empleados	363.870	0	0	0	0	363.870
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.650	0	0	0	0	52.650
401	04	00	00	Complementos de sueldos y salarios	1.071.215	0	0	0	0	1.071.215
401	04	06	00	Complemento a empleados por comisión de servicios	4.775	0	0	0	0	4.775
401	04	96	00	Otros complementos a empleados	1.066.440	0	0	0	0	1.066.440
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	714.156	0	0	0	0	714.156
401	05	03	00	Bono vacacional a empleados	714.156	0	0	0	0	714.156
401	07	00	00	Asistencia socio-económica	19.098	0	0	0	0	19.098
401	07	01	00	Capacitación y adiestramiento a empleados	19.098	0	0	0	0	19.098
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**432.565**	**0**	**0**	**0**	**0**	**432.565**
402	01	00	00	Productos alimenticios y agropecuarios	26.349	0	0	0	0	26.349
402	01	01	00	Alimentos y bebidas para personas	26.349	0	0	0	0	26.349
402	05	00	00	Productos de papel, cartón e impresos	282.647	0	0	0	0	282.647
402	05	03	00	Productos de papel y cartón para oficina	282.647	0	0	0	0	282.647
402	06	00	00	Productos químicos y derivados	1.157	0	0	0	0	1.157
402	06	08	00	Productos plásticos	1.157	0	0	0	0	1.157

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128533 450322000 AUTOMATIZACIÓN Y MANTENIMIENTO DE LOS PROCESOS DE DETERMINACIÓN, CÁLCULO, LIQUIDACIÓN Y NOTIFICACIÓN DE LOS INGRESOS PETROLEROS

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS HERRAMIENTAS TECNOLÓGICAS UTILIZADAS EN LOS PROCESOS DE DETERMINACIÓN, CÁLCULO, LIQUIDACIÓN Y NOTIFICACIÓN DE LOS INGRESOS PETROLEROS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGALÍAS E IMPUESTOS DE HIDROCARBUROS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450322001 ADECUAR LOS PROCESOS DE ENTRADA DE DATOS, CORRESPONDIENTE A VOLÚMENES DE PRODUCCIÓN, CALIDAD, PRECIOS Y FACTURAS, ASOCIADOS A LOS HIDROCARBUROS QUE PERMITAN, A TRAVÉS DE MÓDULOS AUTOMATIZADOS CALCULAR LOS MONTOS DE LOS TRIBUTOS PETROLEROS ESTABLECIDOS EN LA LEY

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGALÍAS E IMPUESTOS DE HIDROCARBUROS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	00	00	Productos varios y útiles diversos	122.412	0	0	0	0	122.412
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	59.162	0	0	0	0	59.162
402	10	08	00	Materiales para equipos de computación	63.250	0	0	0	0	63.250
403	**00**	**00**	**00**	**Servicios no personales**	**1.452.528**	**0**	**0**	**0**	**0**	**1.452.528**
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.000	0	0	0	0	15.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	15.000
403	09	00	00	Viáticos y pasajes	1.122.300	0	0	0	0	1.122.300
403	09	01	00	Viáticos y pasajes dentro del país	142.700	0	0	0	0	142.700
403	09	02	00	Viáticos y pasajes fuera del país	979.600	0	0	0	0	979.600
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	80.000	0	0	0	0	80.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	80.000	0	0	0	0	80.000
403	18	00	00	Impuestos indirectos	215.228	0	0	0	0	215.228
403	18	01	00	Impuesto al valor agregado	215.228	0	0	0	0	215.228
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	20.000
404	**00**	**00**	**00**	**Activos reales**	**87.450**	**0**	**0**	**0**	**0**	**87.450**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	87.450	0	0	0	0	87.450
404	09	02	00	Equipos de computación	87.450	0	0	0	0	87.450
				Totales	**6.359.568**	0	0	0	0	6.359.568

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128533 450322000 AUTOMATIZACIÓN Y MANTENIMIENTO DE LOS PROCESOS DE DETERMINACIÓN, CÁLCULO, LIQUIDACIÓN Y NOTIFICACIÓN DE LOS INGRESOS PETROLEROS

OBJETIVO DEL PROYECTO: OPTIMIZAR LAS HERRAMIENTAS TECNOLÓGICAS UTILIZADAS EN LOS PROCESOS DE DETERMINACIÓN, CÁLCULO, LIQUIDACIÓN Y NOTIFICACIÓN DE LOS INGRESOS PETROLEROS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGALÍAS E IMPUESTOS DE HIDROCARBUROS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450322002 IMPLANTAR UN SISTEMA DE CERTIFICADO ELECTRÓNICO, QUE PERMITA EL PROCESAMIENTO DIGITAL DE FIRMA DE PLANILLAS DE LIQUIDACIÓN DEL SECTOR HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGALÍAS E IMPUESTOS DE HIDROCARBUROS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**449.461**	**0**	**0**	**0**	**0**	**449.461**
402	05	00	00	Productos de papel, cartón e impresos	190.850	0	0	0	0	190.850
402	05	03	00	Productos de papel y cartón para oficina	190.850	0	0	0	0	190.850
402	99	00	00	Otros materiales y suministros	258.611	0	0	0	0	258.611
402	99	01	00	Otros materiales y suministros	258.611	0	0	0	0	258.611
403	**00**	**00**	**00**	**Servicios no personales**	**633.464**	**0**	**0**	**0**	**0**	**633.464**
403	09	00	00	Viáticos y pasajes	258.825	0	0	0	0	258.825
403	09	01	00	Viáticos y pasajes dentro del país	258.825	0	0	0	0	258.825
403	18	00	00	Impuestos indirectos	116.028	0	0	0	0	116.028
403	18	01	00	Impuesto al valor agregado	116.028	0	0	0	0	116.028
403	99	00	00	Otros servicios no personales	258.611	0	0	0	0	258.611
403	99	01	00	Otros servicios no personales	258.611	0	0	0	0	258.611
				Totales	**1.082.925**	**0**	**0**	**0**	**0**	**1.082.925**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128682 450323000 DISEÑAR UN PLAN ESPECÍFICO DE ESTUDIOS Y ACCIONES, QUE PERMITA LA CONSOLIDACIÓN DE LA BASE DE RECURSOS Y LA GENERACIÓN DE NUEVAS OPORTUNIDADES DE NEGOCIOS PARA PETRÓLEO Y GAS, EN LA REGIÓN COSTA AFUERA, ÁREA FACHADA ATLÁNTICA, ÁMBITO TERRITORIAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: DISEÑAR UN PLAN ESPECÍFICO DE ESTUDIOS Y ACCIONES, QUE PERMITA LA CONSOLIDACIÓN DE LA BASE DE RECURSOS Y LA GENERACIÓN DE NUEVAS OPORTUNIDADES DE NEGOCIOS PARA PETRÓLEO Y GAS EN LA REGIÓN COSTA AFUERA, ÁREA FACHADA ATLÁNTICA, ÁMBITO TERRITORIAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, A FIN DE GARANTIZAR LA EJECUCIÓN DE LAS ACTIVIDADES DE EXPLORACIÓN DE HIDROCARBUROS Y DEFINIR EXPECTATIVAS DE RESERVAS EN NUEVAS ÁREAS EN FUNCIÓN DE FIJAR PRESENCIA Y EJERCER SOBERANÍA SOBRE NUESTRO MAR TERRITORIAL

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE EXPLORACIÓN, RESERVA Y TIERRA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**8.557.940**	0	0	0	0	**8.557.940**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.961.012	0	0	0	0	1.961.012
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.930.764	0	0	0	0	1.930.764
401	01	03	00	Suplencias a empleados	30.248	0	0	0	0	30.248
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.257.738	0	0	0	0	1.257.738
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.257.738	0	0	0	0	1.257.738
401	03	00	00	Primas	1.756.164	0	0	0	0	1.756.164
401	03	08	00	Primas de profesionalización a empleados	950.034	0	0	0	0	950.034
401	03	09	00	Primas por antigüedad a empleados	759.330	0	0	0	0	759.330
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	46.800	0	0	0	0	46.800
401	04	00	00	Complementos de sueldos y salarios	2.142.354	0	0	0	0	2.142.354
401	04	06	00	Complemento a empleados por comisión de servicios	9.654	0	0	0	0	9.654
401	04	96	00	Otros complementos a empleados	2.132.700	0	0	0	0	2.132.700
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.402.056	0	0	0	0	1.402.056
401	05	03	00	Bono vacacional a empleados	1.402.056	0	0	0	0	1.402.056
401	07	00	00	Asistencia socio-económica	38.616	0	0	0	0	38.616
401	07	01	00	Capacitación y adiestramiento a empleados	38.616	0	0	0	0	38.616
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**553.649**	0	0	0	0	**553.649**
402	01	00	00	Productos alimenticios y agropecuarios	5.220	0	0	0	0	5.220
402	01	01	00	Alimentos y bebidas para personas	5.220	0	0	0	0	5.220
402	05	00	00	Productos de papel, cartón e impresos	141.429	0	0	0	0	141.429
402	05	03	00	Productos de papel y cartón para oficina	141.429	0	0	0	0	141.429
402	10	00	00	Productos varios y útiles diversos	10.604	0	0	0	0	10.604
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.604	0	0	0	0	10.604
402	99	00	00	Otros materiales y suministros	396.396	0	0	0	0	396.396
402	99	01	00	Otros materiales y suministros	396.396	0	0	0	0	396.396
403	**00**	**00**	**00**	**Servicios no personales**	**1.315.667**	0	0	0	0	**1.315.667**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128682 450323000 DISEÑAR UN PLAN ESPECÍFICO DE ESTUDIOS Y ACCIONES, QUE PERMITA LA CONSOLIDACIÓN DE LA BASE DE RECURSOS Y LA GENERACIÓN DE NUEVAS OPORTUNIDADES DE NEGOCIOS PARA PETRÓLEO Y GAS, EN LA REGIÓN COSTA AFUERA, ÁREA FACHADA ATLÁNTICA, ÁMBITO TERRITORIAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: DISEÑAR UN PLAN ESPECÍFICO DE ESTUDIOS Y ACCIONES, QUE PERMITA LA CONSOLIDACIÓN DE LA BASE DE RECURSOS Y LA GENERACIÓN DE NUEVAS OPORTUNIDADES DE NEGOCIOS PARA PETRÓLEO Y GAS EN LA REGIÓN COSTA AFUERA, ÁREA FACHADA ATLÁNTICA, ÁMBITO TERRITORIAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, A FIN DE GARANTIZAR LA EJECUCIÓN DE LAS ACTIVIDADES DE EXPLORACIÓN DE HIDROCARBUROS Y DEFINIR EXPECTATIVAS DE RESERVAS EN NUEVAS ÁREAS EN FUNCIÓN DE FIJAR PRESENCIA Y EJERCER SOBERANÍA SOBRE NUESTRO MAR TERRITORIAL

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE EXPLORACIÓN, RESERVA Y TIERRA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	00	00	Viáticos y pasajes	323.166	0	0	0	0	323.166
403	09	01	00	Viáticos y pasajes dentro del país	271.490	0	0	0	0	271.490
403	09	02	00	Viáticos y pasajes fuera del país	51.676	0	0	0	0	51.676
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	283.000	0	0	0	0	283.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	283.000	0	0	0	0	283.000
403	18	00	00	Impuestos indirectos	313.106	0	0	0	0	313.106
403	18	01	00	Impuesto al valor agregado	313.106	0	0	0	0	313.106
403	99	00	00	Otros servicios no personales	396.395	0	0	0	0	396.395
403	99	01	00	Otros servicios no personales	396.395	0	0	0	0	396.395
404	**00**	**00**	**00**	**Activos reales**	**980.500**	**0**	**0**	**0**	**0**	**980.500**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	250.000	0	0	0	0	250.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	250.000	0	0	0	0	250.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	250.000	0	0	0	0	250.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	730.500	0	0	0	0	730.500
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	730.500	0	0	0	0	730.500
				Totales	**11.407.756**	**0**	**0**	**0**	**0**	**11.407.756**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128682 450323000 DISEÑAR UN PLAN ESPECÍFICO DE ESTUDIOS Y ACCIONES, QUE PERMITA LA CONSOLIDACIÓN DE LA BASE DE RECURSOS Y LA GENERACIÓN DE NUEVAS OPORTUNIDADES DE NEGOCIOS PARA PETRÓLEO Y GAS, EN LA REGIÓN COSTA AFUERA, ÁREA FACHADA ATLÁNTICA, ÁMBITO TERRITORIAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: DISEÑAR UN PLAN ESPECÍFICO DE ESTUDIOS Y ACCIONES, QUE PERMITA LA CONSOLIDACIÓN DE LA BASE DE RECURSOS Y LA GENERACIÓN DE NUEVAS OPORTUNIDADES DE NEGOCIOS PARA PETRÓLEO Y GAS EN LA REGIÓN COSTA AFUERA, ÁREA FACHADA ATLÁNTICA, ÁMBITO TERRITORIAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, A FIN DE GARANTIZAR LA EJECUCIÓN DE LAS ACTIVIDADES DE EXPLORACIÓN DE HIDROCARBUROS Y DEFINIR EXPECTATIVAS DE RESERVAS EN NUEVAS ÁREAS EN FUNCIÓN DE FIJAR PRESENCIA Y EJERCER SOBERANÍA SOBRE NUESTRO MAR TERRITORIAL

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE EXPLORACIÓN, RESERVA Y TIERRA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128682 450323000 DISEÑAR UN PLAN ESPECÍFICO DE ESTUDIOS Y ACCIONES, QUE PERMITA LA CONSOLIDACIÓN DE LA BASE DE RECURSOS Y LA GENERACIÓN DE NUEVAS OPORTUNIDADES DE NEGOCIOS PARA PETRÓLEO Y GAS, EN LA REGIÓN COSTA AFUERA, ÁREA FACHADA ATLÁNTICA, ÁMBITO TERRITORIAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: DISEÑAR UN PLAN ESPECÍFICO DE ESTUDIOS Y ACCIONES, QUE PERMITA LA CONSOLIDACIÓN DE LA BASE DE RECURSOS Y LA GENERACIÓN DE NUEVAS OPORTUNIDADES DE NEGOCIOS PARA PETRÓLEO Y GAS EN LA REGIÓN COSTA AFUERA, ÁREA FACHADA ATLÁNTICA, ÁMBITO TERRITORIAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, A FIN DE GARANTIZAR LA EJECUCIÓN DE LAS ACTIVIDADES DE EXPLORACIÓN DE HIDROCARBUROS Y DEFINIR EXPECTATIVAS DE RESERVAS EN NUEVAS ÁREAS EN FUNCIÓN DE FIJAR PRESENCIA Y EJERCER SOBERANÍA SOBRE NUESTRO MAR TERRITORIAL

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE EXPLORACIÓN, RESERVA Y TIERRA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 450323001 ACELERAR LA ADQUISICIÓN SÍSMICA 2D DE LA REGIÓN FACHADA ATLÁNTICA, Y CONSOLIDAR LA INFORMACIÓN GEOCIENTÍFICA NECESARIA PARA IDENTIFICAR PROSPECTOS Y DEFINIR SU PERFORACIÓN EN CORTO PLAZO

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN DE EXPLORACIÓN, RESERVA Y TIERRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**8.557.940**	**0**	**0**	**0**	**0**	**8.557.940**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.961.012	0	0	0	0	1.961.012
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.930.764	0	0	0	0	1.930.764
401	01	03	00	Suplencias a empleados	30.248	0	0	0	0	30.248
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.257.738	0	0	0	0	1.257.738
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.257.738	0	0	0	0	1.257.738
401	03	00	00	Primas	1.756.164	0	0	0	0	1.756.164
401	03	08	00	Primas de profesionalización a empleados	950.034	0	0	0	0	950.034
401	03	09	00	Primas por antigüedad a empleados	759.330	0	0	0	0	759.330
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	46.800	0	0	0	0	46.800
401	04	00	00	Complementos de sueldos y salarios	2.142.354	0	0	0	0	2.142.354
401	04	06	00	Complemento a empleados por comisión de servicios	9.654	0	0	0	0	9.654
401	04	96	00	Otros complementos a empleados	2.132.700	0	0	0	0	2.132.700
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.402.056	0	0	0	0	1.402.056
401	05	03	00	Bono vacacional a empleados	1.402.056	0	0	0	0	1.402.056
401	07	00	00	Asistencia socio-económica	38.616	0	0	0	0	38.616
401	07	01	00	Capacitación y adiestramiento a empleados	38.616	0	0	0	0	38.616
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**553.649**	**0**	**0**	**0**	**0**	**553.649**
402	01	00	00	Productos alimenticios y agropecuarios	5.220	0	0	0	0	5.220
402	01	01	00	Alimentos y bebidas para personas	5.220	0	0	0	0	5.220
402	05	00	00	Productos de papel, cartón e impresos	141.429	0	0	0	0	141.429
402	05	03	00	Productos de papel y cartón para oficina	141.429	0	0	0	0	141.429

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128682 450323000 DISEÑAR UN PLAN ESPECÍFICO DE ESTUDIOS Y ACCIONES, QUE PERMITA LA CONSOLIDACIÓN DE LA BASE DE RECURSOS Y LA GENERACIÓN DE NUEVAS OPORTUNIDADES DE NEGOCIOS PARA PETRÓLEO Y GAS, EN LA REGIÓN COSTA AFUERA, ÁREA FACHADA ATLÁNTICA, ÁMBITO TERRITORIAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: DISEÑAR UN PLAN ESPECÍFICO DE ESTUDIOS Y ACCIONES, QUE PERMITA LA CONSOLIDACIÓN DE LA BASE DE RECURSOS Y LA GENERACIÓN DE NUEVAS OPORTUNIDADES DE NEGOCIOS PARA PETRÓLEO Y GAS EN LA REGIÓN COSTA AFUERA, ÁREA FACHADA ATLÁNTICA, ÁMBITO TERRITORIAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, A FIN DE GARANTIZAR LA EJECUCIÓN DE LAS ACTIVIDADES DE EXPLORACIÓN DE HIDROCARBUROS Y DEFINIR EXPECTATIVAS DE RESERVAS EN NUEVAS ÁREAS EN FUNCIÓN DE FIJAR PRESENCIA Y EJERCER SOBERANÍA SOBRE NUESTRO MAR TERRITORIAL

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE EXPLORACIÓN, RESERVA Y TIERRA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450323001 ACELERAR LA ADQUISICIÓN SÍSMICA 2D DE LA REGIÓN FACHADA ATLÁNTICA, Y CONSOLIDAR LA INFORMACIÓN GEOCIENTÍFICA NECESARIA PARA IDENTIFICAR PROSPECTOS Y DEFINIR SU PERFORACIÓN EN CORTO PLAZO

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN DE EXPLORACIÓN, RESERVA Y TIERRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	00	00	Productos varios y útiles diversos	10.604	0	0	0	0	10.604
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.604	0	0	0	0	10.604
402	99	00	00	Otros materiales y suministros	396.396	0	0	0	0	396.396
402	99	01	00	Otros materiales y suministros	396.396	0	0	0	0	396.396
403	**00**	**00**	**00**	**Servicios no personales**	**1.088.979**	**0**	**0**	**0**	**0**	**1.088.979**
403	09	00	00	Viáticos y pasajes	120.766	0	0	0	0	120.766
403	09	01	00	Viáticos y pasajes dentro del país	69.090	0	0	0	0	69.090
403	09	02	00	Viáticos y pasajes fuera del país	51.676	0	0	0	0	51.676
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	283.000	0	0	0	0	283.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	283.000	0	0	0	0	283.000
403	18	00	00	Impuestos indirectos	288.818	0	0	0	0	288.818
403	18	01	00	Impuesto al valor agregado	288.818	0	0	0	0	288.818
403	99	00	00	Otros servicios no personales	396.395	0	0	0	0	396.395
403	99	01	00	Otros servicios no personales	396.395	0	0	0	0	396.395
404	**00**	**00**	**00**	**Activos reales**	**980.500**	**0**	**0**	**0**	**0**	**980.500**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	250.000	0	0	0	0	250.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	250.000	0	0	0	0	250.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	250.000	0	0	0	0	250.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	730.500	0	0	0	0	730.500
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	730.500	0	0	0	0	730.500
				Totales	**11.181.068**	**0**	**0**	**0**	**0**	**11.181.068**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128682 450323000 DISEÑAR UN PLAN ESPECÍFICO DE ESTUDIOS Y ACCIONES, QUE PERMITA LA CONSOLIDACIÓN DE LA BASE DE RECURSOS Y LA GENERACIÓN DE NUEVAS OPORTUNIDADES DE NEGOCIOS PARA PETRÓLEO Y GAS, EN LA REGIÓN COSTA AFUERA, ÁREA FACHADA ATLÁNTICA, ÁMBITO TERRITORIAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: DISEÑAR UN PLAN ESPECÍFICO DE ESTUDIOS Y ACCIONES, QUE PERMITA LA CONSOLIDACIÓN DE LA BASE DE RECURSOS Y LA GENERACIÓN DE NUEVAS OPORTUNIDADES DE NEGOCIOS PARA PETRÓLEO Y GAS EN LA REGIÓN COSTA AFUERA, ÁREA FACHADA ATLÁNTICA, ÁMBITO TERRITORIAL DE LA REPUBLICA BOLIVARIANA DE VENEZUELA, A FIN DE GARANTIZAR LA EJECUCIÓN DE LAS ACTIVIDADES DE EXPLORACIÓN DE HIDROCARBUROS Y DEFINIR EXPECTATIVAS DE RESERVAS EN NUEVAS ÁREAS EN FUNCIÓN DE FIJAR PRESENCIA Y EJERCER SOBERANÍA SOBRE NUESTRO MAR TERRITORIAL

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE EXPLORACIÓN, RESERVA Y TIERRA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 450323002 EVALUAR LAS PROPUESTAS DE SÍSMICA 2D Y DE PERFORACIONES DE LOCALIZACIONES EXPLORATORIAS, A FIN DE FORTALECER LA BASE DE DATOS GEOFÍSICOS Y GEOLÓGICOS

UNIDAD DE MEDIDA: CUADRO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN DE EXPLORACIÓN , RESERVA Y TIERRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**226.688**	**0**	**0**	**0**	**0**	**226.688**
403	09	00	00	Viáticos y pasajes	202.400	0	0	0	0	202.400
403	09	01	00	Viáticos y pasajes dentro del país	202.400	0	0	0	0	202.400
403	18	00	00	Impuestos indirectos	24.288	0	0	0	0	24.288
403	18	01	00	Impuesto al valor agregado	24.288	0	0	0	0	24.288
				Totales	**226.688**	**0**	**0**	**0**	**0**	**226.688**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128531 450324000 SISTEMA AUTOMATIZADO DE INFORMACIÓN ESTADÍSTICA DEL SECTOR HIDROCARBUROS

OBJETIVO DEL PROYECTO: AUTOMATIZAR LOS PROCESOS DE CAPTURA, ANÁLISIS Y PUBLICACIÓN DE LA INFORMACIÓN ESTADÍSTICA, A TRAVÉS DE LA IMPLEMENTACIÓN DE HERRAMIENTAS TECNOLÓGICAS MODERNAS QUE PERMITAN LA SIMPLIFICACIÓN Y OPTIMIZACIÓN DE LOS PROCEDIMIENTOS ADMINISTRATIVOS, CON EL FIN DE DOTAR AL VICEMINISTERIO DE HIDROCARBUROS, DE INFORMACIÓN ESTADÍSTICA DEL SECTOR QUE CONTRIBUYA EFICIENTEMENTE A LA GENERACIÓN DE CONOCIMIENTO SOBRE LA REALIDAD DE LA ACTIVIDAD DE LOS HIDROCARBUROS, SUS TENDENCIAS Y FORTALECER EL DESARROLLO, ADECUACIÓN Y ADOPCIÓN DE NORMAS Y ESTÁNDARES QUE CONTRIBUYAN EFICAZMENTE AL PROCESO DE ARMONIZACIÓN ESTADÍSTICA COMO ÓRGANO QUE FORMA PARTE DEL SISTEMA ESTADÍSTICO NACIONAL, QUE A SU VEZ FACILITE LA COMPARABILIDAD INTERNACIONAL, PARA CONTRIBUIR A LA FORMULACIÓN, SEGUIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS DEL SECTOR HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE HIDROCARBUROS PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**6.708.412**	**0**	**0**	**0**	0	**6.708.412**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.473.898	0	0	0	0	1.473.898
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.466.196	0	0	0	0	1.466.196
401	01	03	00	Suplencias a empleados	7.702	0	0	0	0	7.702
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.115.417	0	0	0	0	1.115.417
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.115.417	0	0	0	0	1.115.417
401	03	00	00	Primas	1.428.798	0	0	0	0	1.428.798
401	03	08	00	Primas de profesionalización a empleados	739.668	0	0	0	0	739.668
401	03	09	00	Primas por antigüedad a empleados	636.480	0	0	0	0	636.480
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.650	0	0	0	0	52.650
401	04	00	00	Complementos de sueldos y salarios	1.562.831	0	0	0	0	1.562.831
401	04	06	00	Complemento a empleados por comisión de servicios	7.331	0	0	0	0	7.331
401	04	96	00	Otros complementos a empleados	1.555.500	0	0	0	0	1.555.500
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.098.144	0	0	0	0	1.098.144
401	05	03	00	Bono vacacional a empleados	1.098.144	0	0	0	0	1.098.144
401	07	00	00	Asistencia socio-económica	29.324	0	0	0	0	29.324
401	07	01	00	Capacitación y adiestramiento a empleados	29.324	0	0	0	0	29.324
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.688.323**	**0**	**0**	**0**	0	**1.688.323**
402	01	00	00	Productos alimenticios y agropecuarios	51.071	0	0	0	0	51.071
402	01	01	00	Alimentos y bebidas para personas	51.071	0	0	0	0	51.071
402	05	00	00	Productos de papel, cartón e impresos	471.869	0	0	0	0	471.869
402	05	03	00	Productos de papel y cartón para oficina	463.469	0	0	0	0	463.469
402	05	04	00	Libros, revistas y periódicos	8.400	0	0	0	0	8.400
402	06	00	00	Productos químicos y derivados	8.082	0	0	0	0	8.082
402	06	08	00	Productos plásticos	8.082	0	0	0	0	8.082
402	10	00	00	Productos varios y útiles diversos	737.828	0	0	0	0	737.828
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	75.883	0	0	0	0	75.883

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128531 450324000 SISTEMA AUTOMATIZADO DE INFORMACIÓN ESTADÍSTICA DEL SECTOR HIDROCARBUROS

OBJETIVO DEL PROYECTO: AUTOMATIZAR LOS PROCESOS DE CAPTURA, ANÁLISIS Y PUBLICACIÓN DE LA INFORMACIÓN ESTADÍSTICA, A TRAVÉS DE LA IMPLEMENTACIÓN DE HERRAMIENTAS TECNOLÓGICAS MODERNAS QUE PERMITAN LA SIMPLIFICACIÓN Y OPTIMIZACIÓN DE LOS PROCEDIMIENTOS ADMINISTRATIVOS, CON EL FIN DE DOTAR AL VICEMINISTERIO DE HIDROCARBUROS, DE INFORMACIÓN ESTADÍSTICA DEL SECTOR QUE CONTRIBUYA EFICIENTEMENTE A LA GENERACIÓN DE CONOCIMIENTO SOBRE LA REALIDAD DE LA ACTIVIDAD DE LOS HIDROCARBUROS, SUS TENDENCIAS Y FORTALECER EL DESARROLLO, ADECUACIÓN Y ADOPCIÓN DE NORMAS Y ESTÁNDARES QUE CONTRIBUYAN EFICAZMENTE AL PROCESO DE ARMONIZACIÓN ESTADÍSTICA COMO ÓRGANO QUE FORMA PARTE DEL SISTEMA ESTADÍSTICO NACIONAL, QUE A SU VEZ FACILITE LA COMPARABILIDAD INTERNACIONAL, PARA CONTRIBUIR A LA FORMULACIÓN, SEGUIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS DEL SECTOR HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE HIDROCARBUROS **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	08	00	Materiales para equipos de computación	661.945	0	0	0	0	661.945
402	99	00	00	Otros materiales y suministros	419.473	0	0	0	0	419.473
402	99	01	00	Otros materiales y suministros	419.473	0	0	0	0	419.473
403	**00**	**00**	**00**	**Servicios no personales**	**3.599.515**	**0**	**0**	**0**	**0**	**3.599.515**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.632.000	0	0	0	0	1.632.000
403	07	02	00	Imprenta y reproducción	1.632.000	0	0	0	0	1.632.000
403	09	00	00	Viáticos y pasajes	967.560	0	0	0	0	967.560
403	09	01	00	Viáticos y pasajes dentro del país	186.524	0	0	0	0	186.524
403	09	02	00	Viáticos y pasajes fuera del país	781.036	0	0	0	0	781.036
403	18	00	00	Impuestos indirectos	580.483	0	0	0	0	580.483
403	18	01	00	Impuesto al valor agregado	580.483	0	0	0	0	580.483
403	99	00	00	Otros servicios no personales	419.472	0	0	0	0	419.472
403	99	01	00	Otros servicios no personales	419.472	0	0	0	0	419.472
404	**00**	**00**	**00**	**Activos reales**	**75.625**	**0**	**0**	**0**	**0**	**75.625**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	75.625	0	0	0	0	75.625
404	09	01	00	Mobiliario y equipos de oficina	75.625	0	0	0	0	75.625
				Totales	**12.071.875**	**0**	**0**	**0**	**0**	**12.071.875**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128531 450324000 SISTEMA AUTOMATIZADO DE INFORMACIÓN ESTADÍSTICA DEL SECTOR HIDROCARBUROS

OBJETIVO DEL PROYECTO: AUTOMATIZAR LOS PROCESOS DE CAPTURA, ANÁLISIS Y PUBLICACIÓN DE LA INFORMACIÓN ESTADÍSTICA, A TRAVÉS DE LA IMPLEMENTACIÓN DE HERRAMIENTAS TECNOLÓGICAS MODERNAS QUE PERMITAN LA SIMPLIFICACIÓN Y OPTIMIZACIÓN DE LOS PROCEDIMIENTOS ADMINISTRATIVOS, CON EL FIN DE DOTAR AL VICEMINISTERIO DE HIDROCARBUROS, DE INFORMACIÓN ESTADÍSTICA DEL SECTOR QUE CONTRIBUYA EFICIENTEMENTE A LA GENERACIÓN DE CONOCIMIENTO SOBRE LA REALIDAD DE LA ACTIVIDAD DE LOS HIDROCARBUROS, SUS TENDENCIAS Y FORTALECER EL DESARROLLO, ADECUACIÓN Y ADOPCIÓN DE NORMAS Y ESTÁNDARES QUE CONTRIBUYAN EFICAZMENTE AL PROCESO DE ARMONIZACIÓN ESTADÍSTICA COMO ÓRGANO QUE FORMA PARTE DEL SISTEMA ESTADÍSTICO NACIONAL, QUE A SU VEZ FACILITE LA COMPARABILIDAD INTERNACIONAL, PARA CONTRIBUIR A LA FORMULACIÓN, SEGUIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS DEL SECTOR HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE HIDROCARBUROS **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128531 450324000 SISTEMA AUTOMATIZADO DE INFORMACIÓN ESTADÍSTICA DEL SECTOR HIDROCARBUROS

OBJETIVO DEL PROYECTO: AUTOMATIZAR LOS PROCESOS DE CAPTURA, ANÁLISIS Y PUBLICACIÓN DE LA INFORMACIÓN ESTADÍSTICA, A TRAVÉS DE LA IMPLEMENTACIÓN DE HERRAMIENTAS TECNOLÓGICAS MODERNAS QUE PERMITAN LA SIMPLIFICACIÓN Y OPTIMIZACIÓN DE LOS PROCEDIMIENTOS ADMINISTRATIVOS, CON EL FIN DE DOTAR AL VICEMINISTERIO DE HIDROCARBUROS, DE INFORMACIÓN ESTADÍSTICA DEL SECTOR QUE CONTRIBUYA EFICIENTEMENTE A LA GENERACIÓN DE CONOCIMIENTO SOBRE LA REALIDAD DE LA ACTIVIDAD DE LOS HIDROCARBUROS, SUS TENDENCIAS Y FORTALECER EL DESARROLLO, ADECUACIÓN Y ADOPCIÓN DE NORMAS Y ESTÁNDARES QUE CONTRIBUYAN EFICAZMENTE AL PROCESO DE ARMONIZACIÓN ESTADÍSTICA COMO ÓRGANO QUE FORMA PARTE DEL SISTEMA ESTADÍSTICO NACIONAL, QUE A SU VEZ FACILITE LA COMPARABILIDAD INTERNACIONAL, PARA CONTRIBUIR A LA FORMULACIÓN, SEGUIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS DEL SECTOR HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE HIDROCARBUROS **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 450324001 EVALUACIÓN Y SELECCIÓN DE ALTERNATIVAS PARA LA CONSTRUCCIÓN DEL SISTEMA

UNIDAD DE MEDIDA: INFORME **META:** 6

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE HIDROCARBUROS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**6.708.412**	**0**	**0**	**0**	**0**	**6.708.412**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.473.898	0	0	0	0	1.473.898
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.466.196	0	0	0	0	1.466.196
401	01	03	00	Suplencias a empleados	7.702	0	0	0	0	7.702
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.115.417	0	0	0	0	1.115.417
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.115.417	0	0	0	0	1.115.417
401	03	00	00	Primas	1.428.798	0	0	0	0	1.428.798
401	03	08	00	Primas de profesionalización a empleados	739.668	0	0	0	0	739.668
401	03	09	00	Primas por antigüedad a empleados	636.480	0	0	0	0	636.480
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.650	0	0	0	0	52.650
401	04	00	00	Complementos de sueldos y salarios	1.562.831	0	0	0	0	1.562.831
401	04	06	00	Complemento a empleados por comisión de servicios	7.331	0	0	0	0	7.331
401	04	96	00	Otros complementos a empleados	1.555.500	0	0	0	0	1.555.500
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.098.144	0	0	0	0	1.098.144
401	05	03	00	Bono vacacional a empleados	1.098.144	0	0	0	0	1.098.144
401	07	00	00	Asistencia socio-económica	29.324	0	0	0	0	29.324
401	07	01	00	Capacitación y adiestramiento a empleados	29.324	0	0	0	0	29.324
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.682.723**	**0**	**0**	**0**	**0**	**1.682.723**
402	01	00	00	Productos alimenticios y agropecuarios	51.071	0	0	0	0	51.071
402	01	01	00	Alimentos y bebidas para personas	51.071	0	0	0	0	51.071
402	05	00	00	Productos de papel, cartón e impresos	466.269	0	0	0	0	466.269
402	05	03	00	Productos de papel y cartón para oficina	463.469	0	0	0	0	463.469

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128531 450324000 SISTEMA AUTOMATIZADO DE INFORMACIÓN ESTADÍSTICA DEL SECTOR HIDROCARBUROS

OBJETIVO DEL PROYECTO: AUTOMATIZAR LOS PROCESOS DE CAPTURA, ANÁLISIS Y PUBLICACIÓN DE LA INFORMACIÓN ESTADÍSTICA, A TRAVÉS DE LA IMPLEMENTACIÓN DE HERRAMIENTAS TECNOLÓGICAS MODERNAS QUE PERMITAN LA SIMPLIFICACIÓN Y OPTIMIZACIÓN DE LOS PROCEDIMIENTOS ADMINISTRATIVOS, CON EL FIN DE DOTAR AL VICEMINISTERIO DE HIDROCARBUROS, DE INFORMACIÓN ESTADÍSTICA DEL SECTOR QUE CONTRIBUYA EFICIENTEMENTE A LA GENERACIÓN DE CONOCIMIENTO SOBRE LA REALIDAD DE LA ACTIVIDAD DE LOS HIDROCARBUROS, SUS TENDENCIAS Y FORTALECER EL DESARROLLO, ADECUACIÓN Y ADOPCIÓN DE NORMAS Y ESTÁNDARES QUE CONTRIBUYAN EFICAZMENTE AL PROCESO DE ARMONIZACIÓN ESTADÍSTICA COMO ÓRGANO QUE FORMA PARTE DEL SISTEMA ESTADÍSTICO NACIONAL, QUE A SU VEZ FACILITE LA COMPARABILIDAD INTERNACIONAL, PARA CONTRIBUIR A LA FORMULACIÓN, SEGUIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS DEL SECTOR HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE HIDROCARBUROS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450324001 EVALUACIÓN Y SELECCIÓN DE ALTERNATIVAS PARA LA CONSTRUCCIÓN DEL SISTEMA

UNIDAD DE MEDIDA: INFORME **META:** 6

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE HIDROCARBUROS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	04	00	Libros, revistas y periódicos	2.800	0	0	0	0	2.800
402	06	00	00	Productos químicos y derivados	8.082	0	0	0	0	8.082
402	06	08	00	Productos plásticos	8.082	0	0	0	0	8.082
402	10	00	00	Productos varios y útiles diversos	737.828	0	0	0	0	737.82
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	75.883	0	0	0	0	75.883
402	10	08	00	Materiales para equipos de computación	661.945	0	0	0	0	661.945
402	99	00	00	Otros materiales y suministros	419.473	0	0	0	0	419.473
402	99	01	00	Otros materiales y suministros	419.473	0	0	0	0	419.473
403	**00**	**00**	**00**	**Servicios no personales**	**1.806.843**	**0**	**0**	**0**	**0**	**1.806.843**
403	07	00	00	Servicios de información, impresión y relaciones públicas	32.000	0	0	0	0	32.000
403	07	02	00	Imprenta y reproducción	32.00	0	0	0	0	32.000
403	09	00	00	Viáticos y pasajes	967.560	0	0	0	0	967.560
403	09	01	00	Viáticos y pasajes dentro del país	186.524	0	0	0	0	186.524
403	09	02	00	Viáticos y pasajes fuera del país	781.036	0	0	0	0	781.036
403	18	00	00	Impuestos indirectos	387.811	0	0	0	0	387.811
403	18	01	00	Impuesto al valor agregado	387.811	0	0	0	0	387.811
403	99	00	00	Otros servicios no personales	419.472	0	0	0	0	419.472
403	99	01	00	Otros servicios no personales	419.472	0	0	0	0	419.472
404	**00**	**00**	**00**	**Activos reales**	**75.625**	**0**	**0**	**0**	**0**	**75.625**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	75.625	0	0	0	0	75.625
404	09	01	00	Mobiliario y equipos de oficina	75.625	0	0	0	0	75.625
				Totales	**10.273.603**	**0**	**0**	0	0	10.273.603

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128531 450324000 SISTEMA AUTOMATIZADO DE INFORMACIÓN ESTADÍSTICA DEL SECTOR HIDROCARBUROS

OBJETIVO DEL PROYECTO: AUTOMATIZAR LOS PROCESOS DE CAPTURA, ANÁLISIS Y PUBLICACIÓN DE LA INFORMACIÓN ESTADÍSTICA, A TRAVÉS DE LA IMPLEMENTACIÓN DE HERRAMIENTAS TECNOLÓGICAS MODERNAS QUE PERMITAN LA SIMPLIFICACIÓN Y OPTIMIZACIÓN DE LOS PROCEDIMIENTOS ADMINISTRATIVOS, CON EL FIN DE DOTAR AL VICEMINISTERIO DE HIDROCARBUROS, DE INFORMACIÓN ESTADÍSTICA DEL SECTOR QUE CONTRIBUYA EFICIENTEMENTE A LA GENERACIÓN DE CONOCIMIENTO SOBRE LA REALIDAD DE LA ACTIVIDAD DE LOS HIDROCARBUROS, SUS TENDENCIAS Y FORTALECER EL DESARROLLO, ADECUACIÓN Y ADOPCIÓN DE NORMAS Y ESTÁNDARES QUE CONTRIBUYAN EFICAZMENTE AL PROCESO DE ARMONIZACIÓN ESTADÍSTICA COMO ÓRGANO QUE FORMA PARTE DEL SISTEMA ESTADÍSTICO NACIONAL, QUE A SU VEZ FACILITE LA COMPARABILIDAD INTERNACIONAL, PARA CONTRIBUIR A LA FORMULACIÓN, SEGUIMIENTO Y EVALUACIÓN DE LAS POLÍTICAS PÚBLICAS DEL SECTOR HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE HIDROCARBUROS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450324002 CONCEPTUALIZACIÓN DEL SISTEMA AUTOMATIZADO DE ESTADÍSTICAS DEL VICEMINISTERIO DE HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME **META:** 6

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE HIDROCARBUROS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.600**	**0**	**0**	**0**	**0**	**5.600**
402	05	00	00	Productos de papel, cartón e impresos	5.600	0	0	0	0	5.600
402	05	04	00	Libros, revistas y periódicos	5.600	0	0	0	0	5.600
403	**00**	**00**	**00**	**Servicios no personales**	**1.792.672**	**0**	**0**	**0**	**0**	**1.792.672**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.600.000	0	0	0	0	1.600.000
403	07	02	00	Imprenta y reproducción	1.600.000	0	0	0	0	1.600.000
403	18	00	00	Impuestos indirectos	192.672	0	0	0	0	192.672
403	18	01	00	Impuesto al valor agregado	192.672	0	0	0	0	192.672
				Totales	**1.798.272**	**0**	**0**	**0**	**0**	**1.798.272**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128702 450325000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BOLÍVAR

OBJETIVO DEL PROYECTO: INCREMENTAR LA CONFIABILIDAD Y DISPONIBILIDAD DE LA INFRAESTRUCTURA DE RECOLECCIÓN TRATAMIENTO, ALMACENAMIENTO, EMBARQUE, MEDICIÓN Y REFINACIÓN DE HIDROCARBUROS DE PETRÓLEOS DE VENEZUELA Y SUS EMPRESAS MIXTAS

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.262

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CIUDAD BOLÍVAR **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**9.605.847**	**0**	**0**	0	0	**9.605.847**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.202.744	0	0	0	0	2.202.744
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.113.680	0	0	0	0	2.113.680
401	01	03	00	Suplencias a empleados	89.064	0	0	0	0	89.064
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.493.069	0	0	0	0	1.493.069
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.493.069	0	0	0	0	1.493.069
401	03	00	00	Primas	1.870.824	0	0	0	0	1.870.824
401	03	08	00	Primas de profesionalización a empleados	1.062.354	0	0	0	0	1.062.354
401	03	09	00	Primas por antigüedad a empleados	755.820	0	0	0	0	755.820
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.650	0	0	0	0	52.650
401	04	00	00	Complementos de sueldos y salarios	2.430.759	0	0	0	0	2.430.759
401	04	06	00	Complemento a empleados por comisión de servicios	10.569	0	0	0	0	10.569
401	04	96	00	Otros complementos a empleados	2.420.190	0	0	0	0	2.420.190
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.566.177	0	0	0	0	1.566.177
401	05	03	00	Bono vacacional a empleados	1.566.177	0	0	0	0	1.566.177
401	07	00	00	Asistencia socio-económica	42.274	0	0	0	0	42.274
401	07	01	00	Capacitación y adiestramiento a empleados	42.274	0	0	0	0	42.274
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.949.899**	**0**	**0**	0	**0**	**2.949.899**
402	01	00	00	Productos alimenticios y agropecuarios	17.400	0	0	0	0	17.400
402	01	01	00	Alimentos y bebidas para personas	17.400	0	0	0	0	17.400
402	04	00	00	Productos de cuero y caucho	388.394	0	0	0	0	388.394
402	04	03	00	Cauchos y tripas para vehículos	388.394	0	0	0	0	388.394
402	05	00	00	Productos de papel, cartón e impresos	723.766	0	0	0	0	723.766
402	05	03	00	Productos de papel y cartón para oficina	712.506	0	0	0	0	712.506
402	05	04	00	Libros, revistas y periódicos	11.260	0	0	0	0	11.260
402	08	00	00	Productos metálicos	132.323	0	0	0	0	132.323
402	08	09	00	Repuestos y accesorios para equipos de transporte	132.323	0	0	0	0	132.323
402	10	00	00	Productos varios y útiles diversos	893.365	0	0	0	0	893.365

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128702 450325000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BOLÍVAR

OBJETIVO DEL PROYECTO: INCREMENTAR LA CONFIABILIDAD Y DISPONIBILIDAD DE LA INFRAESTRUCTURA DE RECOLECCIÓN TRATAMIENTO, ALMACENAMIENTO, EMBARQUE, MEDICIÓN Y REFINACIÓN DE HIDROCARBUROS DE PETRÓLEOS DE VENEZUELA Y SUS EMPRESAS MIXTAS

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.262

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CIUDAD BOLÍVAR **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	211.552	0	0	0	0	211.552
402	10	07	00	Productos de seguridad en el trabajo	122.063	0	0	0	0	122.063
402	10	08	00	Materiales para equipos de computación	559.750	0	0	0	0	559.750
402	99	00	00	Otros materiales y suministros	794.651	0	0	0	0	794.651
402	99	01	00	Otros materiales y suministros	794.651	0	0	0	0	794.651
403	**00**	**00**	**00**	**Servicios no personales**	**5.800.093**	**0**	**0**	**0**	**0**	**5.800.093**
403	06	00	00	Servicios de transporte y almacenaje	9.500	0	0	0	0	9.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	9.500	0	0	0	0	9.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.000	0	0	0	0	15.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	15.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.000	0	0	0	0	1.000
403	08	02	00	Comisiones y gastos bancarios	1.000	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	3.023.050	0	0	0	0	3.023.050
403	09	01	00	Viáticos y pasajes dentro del país	3.023.050	0	0	0	0	3.023.050
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	486.989	0	0	0	0	486.989
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	346.989	0	0	0	0	346.989
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	140.000	0	0	0	0	140.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	30.000	0	0	0	0	30.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	30.000	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	1.429.903	0	0	0	0	1.429.903
403	18	01	00	Impuesto al valor agregado	1.429.903	0	0	0	0	1.429.903
403	99	00	00	Otros servicios no personales	804.651	0	0	0	0	804.651
403	99	01	00	Otros servicios no personales	804.651	0	0	0	0	804.651
404	**00**	**00**	**00**	**Activos reales**	**4.513.195**	**0**	**0**	**0**	**0**	**4.513.195**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	96.045	0	0	0	0	96.045
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	96.045	0	0	0	0	96.045
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	96.045	0	0	0	0	96.045

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128702 450325000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BOLÍVAR

OBJETIVO DEL PROYECTO: INCREMENTAR LA CONFIABILIDAD Y DISPONIBILIDAD DE LA INFRAESTRUCTURA DE RECOLECCIÓN TRATAMIENTO, ALMACENAMIENTO, EMBARQUE, MEDICIÓN Y REFINACIÓN DE HIDROCARBUROS DE PETRÓLEOS DE VENEZUELA Y SUS EMPRESAS MIXTAS

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.262

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CIUDAD BOLÍVAR **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	951.250	0	0	0	0	951.250
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	951.250	0	0	0	0	951.250
404	04	00	00	Equipos de transporte, tracción y elevación	3.000.000	0	0	0	0	3.000.000
404	04	01	00	Vehículos automotores terrestres	3.000.000	0	0	0	0	3.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	465.900	0	0	0	0	465.900
404	09	02	00	Equipos de computación	465.900	0	0	0	0	465.900
				Totales	**22.869.034**	**0**	**0**	**0**	**0**	**22.869.034**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128702 450325000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURIFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BOLÍVAR

OBJETIVO DEL PROYECTO: INCREMENTAR LA CONFIABILIDAD Y DISPONIBILIDAD DE LA INFRAESTRUCTURA DE RECOLECCIÓN TRATAMIENTO, ALMACENAMIENTO, EMBARQUE, MEDICIÓN Y REFINACIÓN DE HIDROCARBUROS DE PETRÓLEOS DE VENEZUELA Y SUS EMPRESAS MIXTAS

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.262

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CIUDAD BOLÍVAR **PRESUPUESTO:** **2016**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128702 450325000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BOLÍVAR

OBJETIVO DEL PROYECTO: INCREMENTAR LA CONFIABILIDAD Y DISPONIBILIDAD DE LA INFRAESTRUCTURA DE RECOLECCIÓN TRATAMIENTO, ALMACENAMIENTO, EMBARQUE, MEDICIÓN Y REFINACIÓN DE HIDROCARBUROS DE PETRÓLEOS DE VENEZUELA Y SUS EMPRESAS MIXTAS

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.262

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CIUDAD BOLÍVAR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450325001 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS HIDROCARBURÍFEROS

UNIDAD DE MEDIDA: ACTA **META:** 4.165.370

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CIUDAD BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**9.605.847**	0	0	0	0	9.605.847
401	01	00	00	Sueldos, salarios y otras retribuciones	2.202.744	0	0	0	0	2.202.744
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.113.680	0	0	0	0	2.113.680
401	01	03	00	Suplencias a empleados	89.064	0	0	0	0	89.064
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.493.069	0	0	0	0	1.493.069
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.493.069	0	0	0	0	1.493.069
401	03	00	00	Primas	1.870.824	0	0	0	0	1.870.824
401	03	08	00	Primas de profesionalización a empleados	1.062.354	0	0	0	0	1.062.354
401	03	09	00	Primas por antigüedad a empleados	755.820	0	0	0	0	755.820
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.650	0	0	0	0	52.650
401	04	00	00	Complementos de sueldos y salarios	2.430.759	0	0	0	0	2.430.759
401	04	06	00	Complemento a empleados por comisión de servicios	10.569	0	0	0	0	10.569
401	04	96	00	Otros complementos a empleados	2.420.190	0	0	0	0	2.420.190
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.566.177	0	0	0	0	1.566.177
401	05	03	00	Bono vacacional a empleados	1.566.177	0	0	0	0	1.566.177
401	07	00	00	Asistencia socio-económica	42.274	0	0	0	0	42.274
401	07	01	00	Capacitación y adiestramiento a empleados	42.274	0	0	0	0	42.274
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.949.899**	0	0	0	0	**2.949.899**
402	01	00	00	Productos alimenticios y agropecuarios	17.400	0	0	0	0	17.400
402	01	01	00	Alimentos y bebidas para personas	17.400	0	0	0	0	17.400
402	04	00	00	Productos de cuero y caucho	388.394	0	0	0	0	388.394
402	04	03	00	Cauchos y tripas para vehículos	388.394	0	0	0	0	388.394
402	05	00	00	Productos de papel, cartón e impresos	723.766	0	0	0	0	723.766

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128702 450325000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BOLÍVAR

OBJETIVO DEL PROYECTO: INCREMENTAR LA CONFIABILIDAD Y DISPONIBILIDAD DE LA INFRAESTRUCTURA DE RECOLECCIÓN TRATAMIENTO, ALMACENAMIENTO, EMBARQUE, MEDICIÓN Y REFINACIÓN DE HIDROCARBUROS DE PETRÓLEOS DE VENEZUELA Y SUS EMPRESAS MIXTAS

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.262

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CIUDAD BOLÍVAR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450325001 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS HIDROCARBURÍFEROS

UNIDAD DE MEDIDA: ACTA **META:** 4.165.370

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CIUDAD BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	712.506	0	0	0	0	712.506
402	05	04	00	Libros, revistas y periódicos	11.260	0	0	0	0	11.260
402	08	00	00	Productos metálicos	132.323	0	0	0	0	132.323
402	08	09	00	Repuestos y accesorios para equipos de transporte	132.323	0	0	0	0	132.323
402	10	00	00	Productos varios y útiles diversos	893.365	0	0	0	0	893.365
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	211.552	0	0	0	0	211.552
402	10	07	00	Productos de seguridad en el trabajo	122.063	0	0	0	0	122.063
402	10	08	00	Materiales para equipos de computación	559.750	0	0	0	0	559.750
402	99	00	00	Otros materiales y suministros	794.651	0	0	0	0	794.651
402	99	01	00	Otros materiales y suministros	794.651	0	0	0	0	794.651
403	**00**	**00**	**00**	**Servicios no personales**	**5.800.093**	**0**	**0**	**0**	**0**	**5.800.093**
403	06	00	00	Servicios de transporte y almacenaje	9.500	0	0	0	0	9.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	9.500	0	0	0	0	9.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.000	0	0	0	0	15.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	15.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.000	0	0	0	0	1.000
403	08	02	00	Comisiones y gastos bancarios	1.000	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	3.023.050	0	0	0	0	3.023.050
403	09	01	00	Viáticos y pasajes dentro del país	3.023.050	0	0	0	0	3.023.050
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	486.989	0	0	0	0	486.989
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	346.989	0	0	0	0	346.989
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	140.000	0	0	0	0	140.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	30.000	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128702 450325000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BOLÍVAR

OBJETIVO DEL PROYECTO: INCREMENTAR LA CONFIABILIDAD Y DISPONIBILIDAD DE LA INFRAESTRUCTURA DE RECOLECCIÓN TRATAMIENTO, ALMACENAMIENTO, EMBARQUE, MEDICIÓN Y REFINACIÓN DE HIDROCARBUROS DE PETRÓLEOS DE VENEZUELA Y SUS EMPRESAS MIXTAS

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.262

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CIUDAD BOLÍVAR **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 450325001 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS HIDROCARBURÍFEROS

UNIDAD DE MEDIDA: ACTA **META:** 4.165.370

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CIUDAD BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	16	01	00	Servicios de diversión, esparcimiento y culturales	30.000	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	1.429.903	0	0	0	0	1.429.903
403	18	01	00	Impuesto al valor agregado	1.429.903	0	0	0	0	1.429.903
403	99	00	00	Otros servicios no personales	804.651	0	0	0	0	804.651
403	99	01	00	Otros servicios no personales	804.651	0	0	0	0	804.651
404	**00**	**00**	**00**	**Activos reales**	**4.513.195**	**0**	**0**	**0**	**0**	**4.513.195**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	96.045	0	0	0	0	96.045
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	96.045	0	0	0	0	96.045
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	96.045	0	0	0	0	96.045
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	951.250	0	0	0	0	951.250
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	951.250	0	0	0	0	951.250
404	04	00	00	Equipos de transporte, tracción y elevación	3.000.000	0	0	0	0	3.000.000
404	04	01	00	Vehículos automotores terrestres	3.000.000	0	0	0	0	3.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	465.900	0	0	0	0	465.900
404	09	02	00	Equipos de computación	465.900	0	0	0	0	465.900
				Totales	**22.869.034**	**0**	**0**	**0**	**0**	**22.869.034**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128532 450326000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS Y LAS INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL MARACAIBO

OBJETIVO DEL PROYECTO: MEJORAR EL CONTROL FISCAL PARA CERTIFICAR LA PRODUCCIÓN DE LOS VOLÚMENES DE HIDROCARBURÍFEROS, MINEROS Y DERIVADOS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN LA JURISDICCIÓN DE LA DIRECCIÓN REGIONAL MARACAIBO EN EL EJERCICIO FISCAL 2016

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 12.375

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MARACAIBO **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**58.910.356**	**0**	**0**	**0**	**0**	**58.910.356**
401	01	00	00	Sueldos, salarios y otras retribuciones	13.438.920	0	0	0	0	13.438.920
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	12.860.004	0	0	0	0	12.860.004
401	01	03	00	Suplencias a empleados	578.916	0	0	0	0	578.916
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	9.433.514	0	0	0	0	9.433.514
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	9.433.514	0	0	0	0	9.433.514
401	03	00	00	Primas	12.063.414	0	0	0	0	12.063.414
401	03	08	00	Primas de profesionalización a empleados	6.564.414	0	0	0	0	6.564.414
401	03	09	00	Primas por antigüedad a empleados	5.446.350	0	0	0	0	5.446.350
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.650	0	0	0	0	52.650
401	04	00	00	Complementos de sueldos y salarios	13.877.621	0	0	0	0	13.877.621
401	04	06	00	Complemento a empleados por comisión de servicios	64.301	0	0	0	0	64.301
401	04	96	00	Otros complementos a empleados	13.813.320	0	0	0	0	13.813.320
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	9.587.186	0	0	0	0	9.587.186
401	05	03	00	Bono vacacional a empleados	9.587.186	0	0	0	0	9.587.186
401	07	00	00	Asistencia socio-económica	509.701	0	0	0	0	509.701
401	07	01	00	Capacitación y adiestramiento a empleados	257.201	0	0	0	0	257.201
401	07	26	00	Dotación de uniformes a obreros	252.500	0	0	0	0	252.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**14.044.012**	**0**	**0**	**0**	**0**	**14.044.012**
402	01	00	00	Productos alimenticios y agropecuarios	9.449	0	0	0	0	9.449
402	01	01	00	Alimentos y bebidas para personas	9.449	0	0	0	0	9.449
402	03	00	00	Textiles y vestuarios	1.435.200	0	0	0	0	1.435.200
402	03	02	00	Prendas de vestir	1.435.200	0	0	0	0	1.435.200
402	04	00	00	Productos de cuero y caucho	764.644	0	0	0	0	764.644
402	04	03	00	Cauchos y tripas para vehículos	764.644	0	0	0	0	764.644
402	05	00	00	Productos de papel, cartón e impresos	2.027.492	0	0	0	0	2.027.492
402	05	01	00	Pulpa de madera, papel y cartón	11.139	0	0	0	0	11.139
402	05	02	00	Envases y cajas de papel y cartón	9.625	0	0	0	0	9.625

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128532 450326000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS Y LAS INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL MARACAIBO

OBJETIVO DEL PROYECTO: MEJORAR EL CONTROL FISCAL PARA CERTIFICAR LA PRODUCCIÓN DE LOS VOLÚMENES DE HIDROCARBURÍFEROS, MINEROS Y DERIVADOS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN LA JURISDICCIÓN DE LA DIRECCIÓN REGIONAL MARACAIBO EN EL EJERCICIO FISCAL 2016

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 12.375

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MARACAIBO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	2.006.728	0	0	0	0	2.006.728
402	06	00	00	Productos químicos y derivados	70.898	0	0	0	0	70.898
402	06	06	00	Combustibles y lubricantes	31.641	0	0	0	0	31.641
402	06	08	00	Productos plásticos	39.257	0	0	0	0	39.257
402	08	00	00	Productos metálicos	1.472.972	0	0	0	0	1.472.972
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	8.400	0	0	0	0	8.400
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.464.572	0	0	0	0	1.464.572
402	10	00	00	Productos varios y útiles diversos	5.185.346	0	0	0	0	5.185.346
402	10	02	00	Materiales y útiles de limpieza y aseo	99.893	0	0	0	0	99.893
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	242.085	0	0	0	0	242.085
402	10	07	00	Productos de seguridad en el trabajo	3.237.118	0	0	0	0	3.237.118
402	10	08	00	Materiales para equipos de computación	1.606.250	0	0	0	0	1.606.250
402	99	00	00	Otros materiales y suministros	3.078.011	0	0	0	0	3.078.011
402	99	01	00	Otros materiales y suministros	3.078.011	0	0	0	0	3.078.011
403	**00**	**00**	**00**	**Servicios no personales**	**11.266.906**	**0**	**0**	**0**	**0**	**11.266.906**
403	06	00	00	Servicios de transporte y almacenaje	51.500	0	0	0	0	51.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	51.500	0	0	0	0	51.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	24.000	0	0	0	0	24.000
403	07	02	00	Imprenta y reproducción	24.000	0	0	0	0	24.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	200	0	0	0	0	200
403	08	02	00	Comisiones y gastos bancarios	200	0	0	0	0	200
403	09	00	00	Viáticos y pasajes	2.691.750	0	0	0	0	2.691.750
403	09	01	00	Viáticos y pasajes dentro del país	2.691.750	0	0	0	0	2.691.750
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.822.400	0	0	0	0	1.822.400
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	989.196	0	0	0	0	989.196
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	833.204	0	0	0	0	833.204
403	12	00	00	Conservación y reparaciones menores de obras	365.000	0	0	0	0	365.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	365.000	0	0	0	0	365.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128532 450326000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS Y LAS INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL MARACAIBO

OBJETIVO DEL PROYECTO: MEJORAR EL CONTROL FISCAL PARA CERTIFICAR LA PRODUCCIÓN DE LOS VOLÚMENES DE HIDROCARBURÍFEROS, MINEROS Y DERIVADOS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN LA JURISDICCIÓN DE LA DIRECCIÓN REGIONAL MARACAIBO EN EL EJERCICIO FISCAL 2016

UNIDAD DE MEDIDA: ACTUACIÓN

META: 12.375

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MARACAIBO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	3.234.046	0	0	0	0	3.234.046
403	18	01	00	Impuesto al valor agregado	3.234.046	0	0	0	0	3.234.046
403	99	00	00	Otros servicios no personales	3.078.010	0	0	0	0	3.078.010
403	99	01	00	Otros servicios no personales	3.078.010	0	0	0	0	3.078.010
404	**00**	**00**	**00**	**Activos reales**	**4.359.938**	**0**	**0**	**0**	**0**	**4.359.938**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	1.220.000	0	0	0	0	1.220.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	1.220.000	0	0	0	0	1.220.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.220.000	0	0	0	0	1.220.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	475.625	0	0	0	0	475.625
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	475.625	0	0	0	0	475.625
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	601.563	0	0	0	0	601.563
404	07	01	00	Equipos científicos y de laboratorio	601.563	0	0	0	0	601.563
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.062.750	0	0	0	0	2.062.750
404	09	01	00	Mobiliario y equipos de oficina	1.540.600	0	0	0	0	1.540.600
404	09	02	00	Equipos de computación	522.150	0	0	0	0	522.150
				Totales	**88.581.212**	**0**	**0**	**0**	**0**	**88.581.212**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128532 450326000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS Y LAS INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL MARACAIBO

OBJETIVO DEL PROYECTO: MEJORAR EL CONTROL FISCAL PARA CERTIFICAR LA PRODUCCIÓN DE LOS VOLÚMENES DE HIDROCARBURÍFEROS, MINEROS Y DERIVADOS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN LA JURISDICCIÓN DE LA DIRECCIÓN REGIONAL MARACAIBO EN EL EJERCICIO FISCAL 2016

UNIDAD DE MEDIDA: ACTUACIÓN

META: 12.375

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MARACAIBO

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128532 450326000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS Y LAS INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL MARACAIBO

OBJETIVO DEL PROYECTO: MEJORAR EL CONTROL FISCAL PARA CERTIFICAR LA PRODUCCIÓN DE LOS VOLÚMENES DE HIDROCARBURÍFEROS, MINEROS Y DERIVADOS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN LA JURISDICCIÓN DE LA DIRECCIÓN REGIONAL MARACAIBO EN EL EJERCICIO FISCAL 2016

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 12.375

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MARACAIBO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450326001 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS HIDROCARBURÍFEROS

UNIDAD DE MEDIDA: ACTA **META:** 2.314

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MARACAIBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**58.657.856**	**0**	**0**	**0**	**0**	**58.657.856**
401	01	00	00	Sueldos, salarios y otras retribuciones	13.438.920	0	0	0	0	13.438.920
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	12.860.004	0	0	0	0	12.860.004
401	01	03	00	Suplencias a empleados	578.916	0	0	0	0	578.916
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	9.433.514	0	0	0	0	9.433.514
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	9.433.514	0	0	0	0	9.433.514
401	03	00	00	Primas	12.063.414	0	0	0	0	12.063.414
401	03	08	00	Primas de profesionalización a empleados	6.564.414	0	0	0	0	6.564.414
401	03	09	00	Primas por antigüedad a empleados	5.446.350	0	0	0	0	5.446.350
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.650	0	0	0	0	52.650
401	04	00	00	Complementos de sueldos y salarios	13.877.621	0	0	0	0	13.877.621
401	04	06	00	Complemento a empleados por comisión de servicios	64.301	0	0	0	0	64.301
401	04	96	00	Otros complementos a empleados	13.813.320	0	0	0	0	13.813.320
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	9.587.186	0	0	0	0	9.587.186
401	05	03	00	Bono vacacional a empleados	9.587.186	0	0	0	0	9.587.186
401	07	00	00	Asistencia socio-económica	257.201	0	0	0	0	257.201
401	07	01	00	Capacitación y adiestramiento a empleados	257.201	0	0	0	0	257.201
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.198.780**	**0**	**0**	**0**	**0**	**4.198.780**
402	03	00	00	Textiles y vestuarios	720.000	0	0	0	0	720.000
402	03	02	00	Prendas de vestir	720.000	0	0	0	0	720.000
402	04	00	00	Productos de cuero y caucho	528.394	0	0	0	0	528.394
402	04	03	00	Cauchos y tripas para vehículos	528.394	0	0	0	0	528.394
402	05	00	00	Productos de papel, cartón e impresos	650.276	0	0	0	0	650.276

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128532 450326000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS Y LAS INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL MARACAIBO

OBJETIVO DEL PROYECTO: MEJORAR EL CONTROL FISCAL PARA CERTIFICAR LA PRODUCCIÓN DE LOS VOLÚMENES DE HIDROCARBURÍFEROS, MINEROS Y DERIVADOS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN LA JURISDICCIÓN DE LA DIRECCIÓN REGIONAL MARACAIBO EN EL EJERCICIO FISCAL 2016

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 12.375

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MARACAIBO **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 450326001 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS HIDROCARBURÍFEROS

UNIDAD DE MEDIDA: ACTA **META:** 2.314

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MARACAIBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	650.276	0	0	0	0	650.276
402	08	00	00	Productos metálicos	344.250	0	0	0	0	344.250
402	08	09	00	Repuestos y accesorios para equipos de transporte	344.250	0	0	0	0	344.250
402	10	00	00	Productos varios y útiles diversos	1.955.860	0	0	0	0	1.955.860
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	45.360	0	0	0	0	45.360
402	10	07	00	Productos de seguridad en el trabajo	1.149.750	0	0	0	0	1.149.750
402	10	08	00	Materiales para equipos de computación	760.750	0	0	0	0	760.750
403	**00**	**00**	**00**	**Servicios no personales**	**1.909.901**	**0**	**0**	**0**	**0**	**1.909.901**
403	06	00	00	Servicios de transporte y almacenaje	11.500	0	0	0	0	11.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	11.500	0	0	0	0	11.500
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	200	0	0	0	0	200
403	08	02	00	Comisiones y gastos bancarios	200	0	0	0	0	200
403	09	00	00	Viáticos y pasajes	200.000	0	0	0	0	200.000
403	09	01	00	Viáticos y pasajes dentro del país	200.000	0	0	0	0	200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	537.500	0	0	0	0	537.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	276.000	0	0	0	0	276.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	261.500	0	0	0	0	261.500
403	12	00	00	Conservación y reparaciones menores de obras	230.000	0	0	0	0	230.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	230.000	0	0	0	0	230.000
403	18	00	00	Impuestos indirectos	930.701	0	0	0	0	930.701
403	18	01	00	Impuesto al valor agregado	930.701	0	0	0	0	930.701
404	**00**	**00**	**00**	**Activos reales**	**2.064.313**	**0**	**0**	**0**	**0**	**2.064.313**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	601.563	0	0	0	0	601.563

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128532 450326000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS Y LAS INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACION-DIRECCIÓN REGIONAL MARACAIBO

OBJETIVO DEL PROYECTO: MEJORAR EL CONTROL FISCAL PARA CERTIFICAR LA PRODUCCIÓN DE LOS VOLÚMENES DE HIDROCARBURÍFEROS, MINEROS Y DERIVADOS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN LA JURISDICCIÓN DE LA DIRECCIÓN REGIONAL MARACAIBO EN EL EJERCICIO FISCAL 2016

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 12.375

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MARACAIBO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450326001 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS HIDROCARBURÍFEROS

UNIDAD DE MEDIDA: ACTA **META:** 2.314

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MARACAIBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	01	00	Equipos científicos y de laboratorio	601.563	0	0	0	0	601.563
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.462.750	0	0	0	0	1.462.750
404	09	01	00	Mobiliario y equipos de oficina	940.600	0	0	0	0	940.600
404	09	02	00	Equipos de computación	522.150	0	0	0	0	522.150
				Totales	**66.830.850**	**0**	**0**	**0**	**0**	**66.830.850**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128532 450326000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS Y LAS INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL MARACAIBO

OBJETIVO DEL PROYECTO: MEJORAR EL CONTROL FISCAL PARA CERTIFICAR LA PRODUCCIÓN DE LOS VOLÚMENES DE HIDROCARBURÍFEROS, MINEROS Y DERIVADOS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN LA JURISDICCIÓN DE LA DIRECCIÓN REGIONAL MARACAIBO EN EL EJERCICIO FISCAL 2016

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 12.375

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MARACAIBO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450326002 CONTROLAR Y CERTIFICAR LOS VOLÚMENES DE HIDROCARBUROS Y SUS DERIVADOS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN SU JURISDICCIÓN O SUPERFICIE TERRITORIAL DE COMPETENCIA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 9.269

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MARACAIBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.000.582**	**0**	**0**	**0**	**0**	**4.000.582**
402	03	00	00	Textiles y vestuarios	240.000	0	0	0	0	240.000
402	03	02	00	Prendas de vestir	240.000	0	0	0	0	240.000
402	04	00	00	Productos de cuero y caucho	67.500	0	0	0	0	67.500
402	04	03	00	Cauchos y tripas para vehículos	67.500	0	0	0	0	67.500
402	05	00	00	Productos de papel, cartón e impresos	368.462	0	0	0	0	368.462
402	05	03	00	Productos de papel y cartón para oficina	368.462	0	0	0	0	368.462
402	08	00	00	Productos metálicos	246.609	0	0	0	0	246.609
402	08	09	00	Repuestos y accesorios para equipos de transporte	246.609	0	0	0	0	246.609
402	99	00	00	Otros materiales y suministros	3.078.011	0	0	0	0	3.078.011
402	99	01	00	Otros materiales y suministros	3.078.011	0	0	0	0	3.078.011
403	**00**	**00**	**00**	**Servicios no personales**	**6.203.997**	**0**	**0**	**0**	**0**	**6.203.997**
403	06	00	00	Servicios de transporte y almacenaje	20.000	0	0	0	0	20.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	20.000	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	1.523.750	0	0	0	0	1.523.750
403	09	01	00	Viáticos y pasajes dentro del país	1.523.750	0	0	0	0	1.523.750
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	341.500	0	0	0	0	341.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	208.500	0	0	0	0	208.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	133.000	0	0	0	0	133.000
403	18	00	00	Impuestos indirectos	1.240.737	0	0	0	0	1.240.737
403	18	01	00	Impuesto al valor agregado	1.240.737	0	0	0	0	1.240.737
403	99	00	00	Otros servicios no personales	3.078.010	0	0	0	0	3.078.010
403	99	01	00	Otros servicios no personales	3.078.010	0	0	0	0	3.078.010

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128532 450326000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS Y LAS INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCION REGIONAL MARACAIBO

OBJETIVO DEL PROYECTO: MEJORAR EL CONTROL FISCAL PARA CERTIFICAR LA PRODUCCIÓN DE LOS VOLÚMENES DE HIDROCARBURÍFEROS, MINEROS Y DERIVADOS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN LA JURISDICCIÓN DE LA DIRECCIÓN REGIONAL MARACAIBO EN EL EJERCICIO FISCAL 2016

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 12.375

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MARACAIBO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450326002 CONTROLAR Y CERTIFICAR LOS VOLÚMENES DE HIDROCARBUROS Y SUS DERIVADOS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN SU JURISDICCIÓN O SUPERFICIE TERRITORIAL DE COMPETENCIA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 9.269

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MARACAIBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**1.375.625**	**0**	**0**	**0**	**0**	**1.375.625**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	300.000	0	0	0	0	300.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	300.000	0	0	0	0	300.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	300.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	475.625	0	0	0	0	475.625
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	475.625	0	0	0	0	475.625
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	600.000	0	0	0	0	600.000
404	09	01	00	Mobiliario y equipos de oficina	600.000	0	0	0	0	600.000
				Totales	**11.580.204**	**0**	**0**	**0**	**0**	**11.580.204**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128532 450326000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS Y LAS INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL MARACAIBO

OBJETIVO DEL PROYECTO: MEJORAR EL CONTROL FISCAL PARA CERTIFICAR LA PRODUCCIÓN DE LOS VOLÚMENES DE HIDROCARBURÍFEROS, MINEROS Y DERIVADOS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN LA JURISDICCIÓN DE LA DIRECCIÓN REGIONAL MARACAIBO EN EL EJERCICIO FISCAL 2016

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 12.375

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MARACAIBO **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 450326003 ELABORAR EL BALANCE VOLUMÉTRICO DE LA PRODUCCIÓN, USO Y DISPERSIÓN, TOMANDO COMO BASE LOS VOLÚMENES CUANTIFICADOS, A TRAVÉS DEL SISTEMA DE TRANSFERENCIA Y CUSTODIA DE HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MARACAIBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.643.096**	**0**	**0**	**0**	**0**	**1.643.096**
402	01	00	00	Productos alimenticios y agropecuarios	9.449	0	0	0	0	9.449
402	01	01	00	Alimentos y bebidas para personas	9.449	0	0	0	0	9.449
402	05	00	00	Productos de papel, cartón e impresos	491.700	0	0	0	0	491.700
402	05	01	00	Pulpa de madera, papel y cartón	10.130	0	0	0	0	10.130
402	05	02	00	Envases y cajas de papel y cartón	9.625	0	0	0	0	9.625
402	05	03	00	Productos de papel y cartón para oficina	471.945	0	0	0	0	471.945
402	10	00	00	Productos varios y útiles diversos	1.141.947	0	0	0	0	1.141.947
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	110.090	0	0	0	0	110.090
402	10	07	00	Productos de seguridad en el trabajo	728.857	0	0	0	0	728.857
402	10	08	00	Materiales para equipos de computación	303.000	0	0	0	0	303.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.332.740**	**0**	**0**	**0**	**0**	**1.332.740**
403	09	00	00	Viáticos y pasajes	375.500	0	0	0	0	375.500
403	09	01	00	Viáticos y pasajes dentro del país	375.500	0	0	0	0	375.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	638.400	0	0	0	0	638.400
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	314.196	0	0	0	0	314.196
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	324.204	0	0	0	0	324.204
403	18	00	00	Impuestos indirectos	318.840	0	0	0	0	318.840
403	18	01	00	Impuesto al valor agregado	318.840	0	0	0	0	318.840
				Totales	**2.975.836**	**0**	**0**	**0**	**0**	**2.975.836**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128532 450326000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS Y LAS INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCION, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL MARACAIBO

OBJETIVO DEL PROYECTO: MEJORAR EL CONTROL FISCAL PARA CERTIFICAR LA PRODUCCIÓN DE LOS VOLÚMENES DE HIDROCARBURÍFEROS, MINEROS Y DERIVADOS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN LA JURISDICCIÓN DE LA DIRECCIÓN REGIONAL MARACAIBO EN EL EJERCICIO FISCAL 2016

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 12.375

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MARACAIBO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450326004 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS MINEROS

UNIDAD DE MEDIDA: ACTA **META:** 739

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MARACAIBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**252.500**	**0**	**0**	**0**	**0**	**252.500**
401	07	00	00	Asistencia socio-económica	252.500	0	0	0	0	252.500
401	07	26	00	Dotación de uniformes a obreros	252.500	0	0	0	0	252.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.145.210**	**0**	**0**	**0**	**0**	**1.145.210**
402	03	00	00	Textiles y vestuarios	92.400	0	0	0	0	92.400
402	03	02	00	Prendas de vestir	92.400	0	0	0	0	92.400
402	04	00	00	Productos de cuero y caucho	67.500	0	0	0	0	67.500
402	04	03	00	Cauchos y tripas para vehículos	67.500	0	0	0	0	67.500
402	05	00	00	Productos de papel, cartón e impresos	251.595	0	0	0	0	251.595
402	05	01	00	Pulpa de madera, papel y cartón	1.009	0	0	0	0	1.009
402	05	03	00	Productos de papel y cartón para oficina	250.586	0	0	0	0	250.586
402	06	00	00	Productos químicos y derivados	34.648	0	0	0	0	34.648
402	06	06	00	Combustibles y lubricantes	31.641	0	0	0	0	31.641
402	06	08	00	Productos plásticos	3.007	0	0	0	0	3.007
402	08	00	00	Productos metálicos	43.750	0	0	0	0	43.750
402	08	09	00	Repuestos y accesorios para equipos de transporte	43.750	0	0	0	0	43.750
402	10	00	00	Productos varios y útiles diversos	655.317	0	0	0	0	655.317
402	10	02	00	Materiales y útiles de limpieza y aseo	99.893	0	0	0	0	99.893
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	41.764	0	0	0	0	41.764
402	10	07	00	Productos de seguridad en el trabajo	352.410	0	0	0	0	352.410
402	10	08	00	Materiales para equipos de computación	161.250	0	0	0	0	161.250
403	**00**	**00**	**00**	**Servicios no personales**	**906.690**	**0**	**0**	**0**	**0**	**906.690**
403	06	00	00	Servicios de transporte y almacenaje	4.000	0	0	0	0	4.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128532 450326000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS Y LAS INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL MARACAIBO

OBJETIVO DEL PROYECTO: MEJORAR EL CONTROL FISCAL PARA CERTIFICAR LA PRODUCCIÓN DE LOS VOLÚMENES DE HIDROCARBURÍFEROS, MINEROS Y DERIVADOS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN LA JURISDICCIÓN DE LA DIRECCIÓN REGIONAL MARACAIBO EN EL EJERCICIO FISCAL 2016

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 12.375

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MARACAIBO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450326004 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS MINEROS

UNIDAD DE MEDIDA: ACTA **META:** 739

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MARACAIBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	4.000	0	0	0	0	4.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	24.000	0	0	0	0	24.000
403	07	02	00	Imprenta y reproducción	24.000	0	0	0	0	24.000
403	09	00	00	Viáticos y pasajes	326.700	0	0	0	0	326.700
403	09	01	00	Viáticos y pasajes dentro del país	326.700	0	0	0	0	326.700
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	150.000	0	0	0	0	150.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	75.000	0	0	0	0	75.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	75.000	0	0	0	0	75.000
403	12	00	00	Conservación y reparaciones menores de obras	135.000	0	0	0	0	135.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	135.000	0	0	0	0	135.000
403	18	00	00	Impuestos indirectos	266.990	0	0	0	0	266.990
403	18	01	00	Impuesto al valor agregado	266.990	0	0	0	0	266.990
404	**00**	**00**	**00**	**Activos reales**	**440.000**	**0**	**0**	**0**	**0**	**440.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	440.000	0	0	0	0	440.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	440.000	0	0	0	0	440.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	440.000	0	0	0	0	440.000
				Totales	**2.744.400**	**0**	**0**	**0**	**0**	**2.744.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128532 450326000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALIAS Y LAS INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL MARACAIBO

OBJETIVO DEL PROYECTO: MEJORAR EL CONTROL FISCAL PARA CERTIFICAR LA PRODUCCIÓN DE LOS VOLÚMENES DE HIDROCARBURÍFEROS, MINEROS Y DERIVADOS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN LA JURISDICCIÓN DE LA DIRECCIÓN REGIONAL MARACAIBO EN EL EJERCICIO FISCAL 2016

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 12.375

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MARACAIBO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450326005 CONTROLAR Y CERTIFICAR LOS VOLÚMENES DE MINERALES Y SUS DERIVADOS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN SU JURISDICCIÓN O SUPERFICIE TERRITORIAL DE COMPETENCIA

UNIDAD DE MEDIDA: ACTA **META:** 41

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MARACAIBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.056.344**	**0**	**0**	**0**	**0**	**3.056.344**
402	03	00	00	Textiles y vestuarios	382.800	0	0	0	0	382.800
402	03	02	00	Prendas de vestir	382.800	0	0	0	0	382.800
402	04	00	00	Productos de cuero y caucho	101.250	0	0	0	0	101.250
402	04	03	00	Cauchos y tripas para vehículos	101.250	0	0	0	0	101.250
402	05	00	00	Productos de papel, cartón e impresos	265.459	0	0	0	0	265.459
402	05	03	00	Productos de papel y cartón para oficina	265.459	0	0	0	0	265.459
402	06	00	00	Productos químicos y derivados	36.250	0	0	0	0	36.250
402	06	08	00	Productos plásticos	36.250	0	0	0	0	36.250
402	08	00	00	Productos metálicos	838.363	0	0	0	0	838.363
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	8.400	0	0	0	0	8.400
402	08	09	00	Repuestos y accesorios para equipos de transporte	829.963	0	0	0	0	829.963
402	10	00	00	Productos varios y útiles diversos	1.432.222	0	0	0	0	1.432.222
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	44.871	0	0	0	0	44.871
402	10	07	00	Productos de seguridad en el trabajo	1.006.101	0	0	0	0	1.006.101
402	10	08	00	Materiales para equipos de computación	381.250	0	0	0	0	381.250
403	**00**	**00**	**00**	**Servicios no personales**	**913.578**	**0**	**0**	**0**	**0**	**913.578**
403	06	00	00	Servicios de transporte y almacenaje	16.000	0	0	0	0	16.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	16.000	0	0	0	0	16.000
403	09	00	00	Viáticos y pasajes	265.800	0	0	0	0	265.800
403	09	01	00	Viáticos y pasajes dentro del país	265.800	0	0	0	0	265.800
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	155.000	0	0	0	0	155.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	115.500	0	0	0	0	115.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128532 450326000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS Y LAS INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL MARACAIBO

OBJETIVO DEL PROYECTO: MEJORAR EL CONTROL FISCAL PARA CERTIFICAR LA PRODUCCIÓN DE LOS VOLÚMENES DE HIDROCARBURÍFEROS, MINEROS Y DERIVADOS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN LA JURISDICCIÓN DE LA DIRECCIÓN REGIONAL MARACAIBO EN EL EJERCICIO FISCAL 2016

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 12.375

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MARACAIBO **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 450326005 CONTROLAR Y CERTIFICAR LOS VOLÚMENES DE MINERALES Y SUS DERIVADOS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN SU JURISDICCIÓN O SUPERFICIE TERRITORIAL DE COMPETENCIA

UNIDAD DE MEDIDA: ACTA **META:** 41

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MARACAIBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	39.500	0	0	0	0	39.500
403	18	00	00	Impuestos indirectos	476.778	0	0	0	0	476.778
403	18	01	00	Impuesto al valor agregado	476.778	0	0	0	0	476.778
404	**00**	**00**	**00**	**Activos reales**	**480.000**	**0**	**0**	0	0	**480.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	480.000	0	0	0	0	480.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	480.000	0	0	0	0	480.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	480.000	0	0	0	0	480.000
				Totales	**4.449.922**	**0**	**0**	0	0	**4.449.922**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128528 450327000 ELABORAR LA PROSPECTIVA ENERGÉTICA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA HASTA EL 2032

OBJETIVO DEL PROYECTO: ELABORAR LA PROSPECTIVA ENERGÉTICA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA HASTA EL 2032

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamient	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	Gastos de personal	**4.039.260**	0	0	0	0	**4.039.260**
401	01	00	00	Sueldos, salarios y otras retribuciones	877.018	0	0	0	0	877.018
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	869.316	0	0	0	0	869.316
401	01	03	00	Suplencias a empleados	7.702	0	0	0	0	7.702
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	544.272	0	0	0	0	544.272
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	544.272	0	0	0	0	544.272
401	03	00	00	Primas	761.502	0	0	0	0	761.502
401	03	08	00	Primas de profesionalización a empleados	428.052	0	0	0	0	428.052
401	03	09	00	Primas por antiguedad a empleados	280.800	0	0	0	0	280.800
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.650	0	0	0	0	52.650
401	04	00	00	Complementos de sueldos y salarios	1.177.317	0	0	0	0	1.177.317
401	04	06	00	Complemento a empleados por comisión de servicios	4.347	0	0	0	0	4.347
401	04	96	00	Otros complementos a empleados	1.172.970	0	0	0	0	1.172.970
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	661.764	0	0	0	0	661.764
401	05	03	00	Bono vacacional a empleados	661.764	0	0	0	0	661.764
401	07	00	00	Asistencia socio-económica	17.387	0	0	0	0	17.387
401	07	01	00	Capacitación y adiestramiento a empleados	17.387	0	0	0	0	17.387
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.542.569**	0	0	0	0	**2.542.569**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	88.352	0	0	0	0	88.352
402	05	03	00	Productos de papel y cartón para oficina	71.036	0	0	0	0	71.036
402	05	04	00	Libros, revistas y periódicos	17.316	0	0	0	0	17.316
402	06	00	00	Productos químicos y derivados	109.454	0	0	0	0	109.454
402	06	03	00	Tintas, pinturas y colorantes	82.875	0	0	0	0	82.875
402	06	08	00	Productos plásticos	26.579	0	0	0	0	26.579
402	10	00	00	Productos varios y útiles diversos	2.324.763	0	0	0	0	2.324.763
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	26.368	0	0	0	0	26.368
402	10	08	00	Materiales para equipos de computación	2.298.395	0	0	0	0	2.298.395
403	**00**	**00**	**00**	**Servicios no personales**	**797.289**	0	0	0	0	**797.289**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128528 450327000 ELABORAR LA PROSPECTIVA ENERGÉTICA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA HASTA EL 2032

OBJETIVO DEL PROYECTO: ELABORAR LA PROSPECTIVA ENERGÉTICA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA HASTA EL 2032

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	7.500	0	0	0	0	7.500
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	7.500	0	0	0	0	7.500
403	06	00	00	Servicios de transporte y almacenaje	1.250	0	0	0	0	1.250
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.250	0	0	0	0	1.250
403	09	00	00	Viáticos y pasajes	245.444	0	0	0	0	245.444
403	09	01	00	Viáticos y pasajes dentro del país	245.444	0	0	0	0	245.444
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	170.200	0	0	0	0	170.200
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	170.200	0	0	0	0	170.200
403	18	00	00	Impuestos indirectos	352.895	0	0	0	0	352.895
403	18	01	00	Impuesto al valor agregado	352.895	0	0	0	0	352.895
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	20.000
404	**00**	**00**	**00**	**Activos reales**	**540.000**	**0**	**0**	**0**	**0**	**540.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	300.000	0	0	0	0	300.000
404	01	01	00	Repuestos mayores	300.000	0	0	0	0	300.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	300.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	240.000	0	0	0	0	240.000
404	09	01	00	Mobiliario y equipos de oficina	240.000	0	0	0	0	240.000
				Totales	**7.919.118**	0	0	0	0	7.919.118

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128528 450327000 ELABORAR LA PROSPECTIVA ENERGETICA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA HASTA EL 2032

OBJETIVO DEL PROYECTO: ELABORAR LA PROSPECTIVA ENERGÉTICA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA HASTA EL 2032

UNIDAD DE MEDIDA: DOCUMENTO

META: 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128528 450327000 ELABORAR LA PROSPECTIVA ENERGÉTICA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA HASTA EL 2032

OBJETIVO DEL PROYECTO: ELABORAR LA PROSPECTIVA ENERGÉTICA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA HASTA EL 2032

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450327001 DETERMINACIÓN DEL CASO BASE DEL SISTEMA ENERGÉTICO VENEZOLANO PARA EL DISEÑO DE ESCENARIOS ENERGÉTICOS

UNIDAD DE MEDIDA: DISEÑO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.039.260**	**0**	**0**	0	**0**	**4.039.260**
401	01	00	00	Sueldos, salarios y otras retribuciones	877.018	0	0	0	0	877.018
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	869.316	0	0	0	0	869.316
401	01	03	00	Suplencias a empleados	7.702	0	0	0	0	7.702
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	544.272	0	0	0	0	544.272
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	544.272	0	0	0	0	544.272
401	03	00	00	Primas	761.502	0	0	0	0	761.502
401	03	08	00	Primas de profesionalización a empleados	428.052	0	0	0	0	428.052
401	03	09	00	Primas por antigüedad a empleados	280.800	0	0	0	0	280.800
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.650	0	0	0	0	52.650
401	04	00	00	Complementos de sueldos y salarios	1.177.317	0	0	0	0	1.177.317
401	04	06	00	Complemento a empleados por comisión de servicios	4.347	0	0	0	0	4.347
401	04	96	00	Otros complementos a empleados	1.172.970	0	0	0	0	1.172.970
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	661.764	0	0	0	0	661.764
401	05	03	00	Bono vacacional a empleados	661.764	0	0	0	0	661.764
401	07	00	00	Asistencia socio-económica	17.387	0	0	0	0	17.387
401	07	01	00	Capacitación y adiestramiento a empleados	17.387	0	0	0	0	17.387
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.542.569**	**0**	**0**	**0**	**0**	**2.542.569**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	88.352	0	0	0	0	88.352
402	05	03	00	Productos de papel y cartón para oficina	71.036	0	0	0	0	71.036
402	05	04	00	Libros, revistas y periódicos	17.316	0	0	0	0	17.316
402	06	00	00	Productos químicos y derivados	109.454	0	0	0	0	109.454
402	06	03	00	Tintas, pinturas y colorantes	82.875	0	0	0	0	82.875

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128528 450327000 ELABORAR LA PROSPECTIVA ENERGÉTICA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA HASTA EL 2032

OBJETIVO DEL PROYECTO: ELABORAR LA PROSPECTIVA ENERGÉTICA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA HASTA EL 2032

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450327001 DETERMINACIÓN DEL CASO BASE DEL SISTEMA ENERGÉTICO VENEZOLANO PARA EL DISEÑO DE ESCENARIOS ENERGÉTICOS

UNIDAD DE MEDIDA: DISEÑO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	08	00	Productos plásticos	26.579	0	0	0	0	26.579
402	10	00	00	Productos varios y útiles diversos	2.324.763	0	0	0	0	2.324.763
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	26.368	0	0	0	0	26.368
402	10	08	00	Materiales para equipos de computación	2.298.395	0	0	0	0	2.298.395
403	**00**	**00**	**00**	**Servicios no personales**	**234.767**	**0**	**0**	**0**	**0**	**234.767**
403	18	00	00	Impuestos indirectos	234.767	0	0	0	0	234.767
403	18	01	00	Impuesto al valor agregado	234.767	0	0	0	0	234.767
				Totales	**6.816.596**	**0**	**0**	**0**	**0**	**6.816.596**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128528 450327000 ELABORAR LA PROSPECTIVA ENERGÉTICA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA HASTA EL 2032

OBJETIVO DEL PROYECTO: ELABORAR LA PROSPECTIVA ENERGÉTICA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA HASTA EL 2032

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450327002 REPRESENTAR LA IMAGEN OBJETIVO DEL SISTEMA ENERGÉTICO VENEZOLANO

UNIDAD DE MEDIDA: DISEÑO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**497.722**	**0**	**0**	**0**	**0**	**497.722**
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	7.500	0	0	0	0	7.500
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	7.500	0	0	0	0	7.500
403	06	00	00	Servicios de transporte y almacenaje	1.250	0	0	0	0	1.250
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.250	0	0	0	0	1.250
403	09	00	00	Viáticos y pasajes	245.444	0	0	0	0	245.444
403	09	01	00	Viáticos y pasajes dentro del país	245.444	0	0	0	0	245.444
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	170.200	0	0	0	0	170.200
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	170.200	0	0	0	0	170.200
403	18	00	00	Impuestos indirectos	53.328	0	0	0	0	53.328
403	18	01	00	Impuesto al valor agregado	53.328	0	0	0	0	53.328
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	20.000
				Totales	**497.722**	**0**	**0**	**0**	**0**	**497.722**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128528 450327000 ELABORAR LA PROSPECTIVA ENERGÉTICA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA HASTA EL 2032

OBJETIVO DEL PROYECTO: ELABORAR LA PROSPECTIVA ENERGÉTICA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA HASTA EL 2032

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450327003 EXPLORAR EL CAMPO DE LO POSIBLE, REALIZANDO UN ANÁLISIS DE VARIABLES Y PLANTEAMIENTO DE HIPÓTESIS PARA LA CONSTRUCCIÓN DE LOS ESCENARIOS ENERGÉTICOS

UNIDAD DE MEDIDA: DISEÑO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**64.800**	**0**	**0**	**0**	**0**	**64.800**
403	18	00	00	Impuestos indirectos	64.800	0	0	0	0	64.800
403	18	01	00	Impuesto al valor agregado	64.800	0	0	0	0	64.800
404	**00**	**00**	**00**	**Activos reales**	**540.000**	**0**	**0**	**0**	**0**	**540.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	300.000	0	0	0	0	300.000
404	01	01	00	Repuestos mayores	300.000	0	0	0	0	300.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	300.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	240.000	0	0	0	0	240.000
404	09	01	00	Mobiliario y equipos de oficina	240.000	0	0	0	0	240.000
				Totales	**604.800**	**0**	**0**	**0**	**0**	**604.800**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128826 450328000 OPTIMIZAR LOS MECANISMOS DE CONTROL IMPLEMENTADOS PARA EL SEGUIMIENTO DE LAS ACTIVIDADES INHERENTES AL TRANSPORTE, DISTRIBUCIÓN, ALMACENAMIENTO Y EXPENDIO DE PRODUCTOS DERIVADOS DE HIDROCARBUROS, ASÍ COMO LO RELATIVO A LA ACTIVIDAD MINERA, SUSCEPTIBLE AL PAGO DE IMPUESTO EN LA ZONA CENTRAL

OBJETIVO DEL PROYECTO: GARANTIZAR TANTO LA OPERACIÓN COMO EL USO RACIONAL DE COMBUSTIBLE Y DERIVADOS DE HIDROCARBUROS, ABARCANDO GEOGRÁFICAMENTE LOS ESTADOS VARGAS, ARAGUA, MIRANDA Y DISTRITO CAPITAL, EN PERFECTA ALINEACIÓN CON LAS POLÍTICAS PÚBLICAS EMANADAS DEL EJECUTIVO NACIONAL, VINCULADAS DIRECTAMENTE CON LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019. LA DIRECCIÓN REGIONAL ZONA CENTRAL, ESTABLECE LA EJECUCIÓN DE ACTIVIDADES EN FUNCIÓN DE REALIZAR LAS INSPECCIONES EN TODOS LOS ESTABLECIMIENTOS Y COMERCIALIZADORAS DE LOS DERIVADOS DE HIDROCARBUROS Y PRODUCTOS MINEROS EN DICHA REGIÓN

UNIDAD DE MEDIDA: ACTA **META:** 996

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL ZONA CENTRAL **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**14.758.257**	**0**	**0**	0	0	14.758.257
401	01	00	00	Sueldos, salarios y otras retribuciones	3.252.711	0	0	0	0	3.252.711
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.192.546	0	0	0	0	3.192.546
401	01	03	00	Suplencias a empleados	60.165	0	0	0	0	60.165
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.067.095	0	0	0	0	2.067.095
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.067.095	0	0	0	0	2.067.095
401	03	00	00	Primas	2.958.984	0	0	0	0	2.958.984
401	03	08	00	Primas de profesionalización a empleados	1.598.274	0	0	0	0	1.598.274
401	03	09	00	Primas por antigüedad a empleados	1.261.260	0	0	0	0	1.261.260
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	99.450	0	0	0	0	99.450
401	04	00	00	Complementos de sueldos y salarios	3.993.213	0	0	0	0	3.993.213
401	04	06	00	Complemento a empleados por comisión de servicios	15.963	0	0	0	0	15.963
401	04	96	00	Otros complementos a empleados	3.977.250	0	0	0	0	3.977.250
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.422.403	0	0	0	0	2.422.403
401	05	03	00	Bono vacacional a empleados	2.422.403	0	0	0	0	2.422.403
401	07	00	00	Asistencia socio-económica	63.851	0	0	0	0	63.851
401	07	01	00	Capacitación y adiestramiento a empleados	63.851	0	0	0	0	63.851
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.564.837**	**0**	**0**	**0**	0	**4.564.837**
402	04	00	00	Productos de cuero y caucho	1.418.420	0	0	0	0	1.418.420
402	04	03	00	Cauchos y tripas para vehículos	1.418.420	0	0	0	0	1.418.420
402	05	00	00	Productos de papel, cartón e impresos	576.584	0	0	0	0	576.584
402	05	03	00	Productos de papel y cartón para oficina	576.584	0	0	0	0	576.584
402	06	00	00	Productos químicos y derivados	363.869	0	0	0	0	363.869
402	06	06	00	Combustibles y lubricantes	363.869	0	0	0	0	363.869
402	08	00	00	Productos metálicos	762.849	0	0	0	0	762.849
402	08	09	00	Repuestos y accesorios para equipos de transporte	762.849	0	0	0	0	762.849
402	10	00	00	Productos varios y útiles diversos	587.121	0	0	0	0	587.121

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128826 450328000 OPTIMIZAR LOS MECANISMOS DE CONTROL IMPLEMENTADOS PARA EL SEGUIMIENTO DE LAS ACTIVIDADES INHERENTES AL TRANSPORTE, DISTRIBUCIÓN, ALMACENAMIENTO Y EXPENDIO DE PRODUCTOS DERIVADOS DE HIDROCARBUROS, ASÍ COMO LO RELATIVO A LA ACTIVIDAD MINERA, SUSCEPTIBLE AL PAGO DE IMPUESTO EN LA ZONA CENTRAL

OBJETIVO DEL PROYECTO: GARANTIZAR TANTO LA OPERACIÓN COMO EL USO RACIONAL DE COMBUSTIBLE Y DERIVADOS DE HIDROCARBUROS, ABARCANDO GEOGRÁFICAMENTE LOS ESTADOS VARGAS, ARAGUA, MIRANDA Y DISTRITO CAPITAL, EN PERFECTA ALINEACIÓN CON LAS POLÍTICAS PÚBLICAS EMANADAS DEL EJECUTIVO NACIONAL, VINCULADAS DIRECTAMENTE CON LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLIVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019. LA DIRECCIÓN REGIONAL ZONA CENTRAL, ESTABLECE LA EJECUCIÓN DE ACTIVIDADES EN FUNCIÓN DE REALIZAR LAS INSPECCIONES EN TODOS LOS ESTABLECIMIENTOS Y COMERCIALIZADORAS DE LOS DERIVADOS DE HIDROCARBUROS Y PRODUCTOS MINEROS EN DICHA REGIÓN

UNIDAD DE MEDIDA: ACTA **META:** 996

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL ZONA CENTRAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	23.041	0	0	0	0	23.041
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	220.554	0	0	0	0	220.554
402	10	07	00	Productos de seguridad en el trabajo	343.526	0	0	0	0	343.526
402	99	00	00	Otros materiales y suministros	855.994	0	0	0	0	855.994
402	99	01	00	Otros materiales y suministros	855.994	0	0	0	0	855.994
403	**00**	**00**	**00**	**Servicios no personales**	**3.450.306**	**0**	**0**	**0**	**0**	**3.450.306**
403	06	00	00	Servicios de transporte y almacenaje	22.200	0	0	0	0	22.200
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	22.200	0	0	0	0	22.200
403	09	00	00	Viáticos y pasajes	1.055.600	0	0	0	0	1.055.600
403	09	01	00	Viáticos y pasajes dentro del país	1.055.600	0	0	0	0	1.055.600
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	430.000	0	0	0	0	430.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	110.000	0	0	0	0	110.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	320.000	0	0	0	0	320.000
403	18	00	00	Impuestos indirectos	1.070.673	0	0	0	0	1.070.673
403	18	01	00	Impuesto al valor agregado	1.070.673	0	0	0	0	1.070.673
403	99	00	00	Otros servicios no personales	871.833	0	0	0	0	871.833
403	99	01	00	Otros servicios no personales	871.833	0	0	0	0	871.833
404	**00**	**00**	**00**	**Activos reales**	**1.860.993**	**0**	**0**	**0**	**0**	**1.860.993**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	437.500	0	0	0	0	437.500
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	437.500	0	0	0	0	437.500
404	05	00	00	Equipos de comunicaciones y de señalamiento	94.908	0	0	0	0	94.908
404	05	02	00	Equipos de señalamiento	94.908	0	0	0	0	94.908
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	721.875	0	0	0	0	721.875
404	07	01	00	Equipos científicos y de laboratorio	721.875	0	0	0	0	721.875
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	606.710	0	0	0	0	606.710
404	09	01	00	Mobiliario y equipos de oficina	364.100	0	0	0	0	364.100
404	09	02	00	Equipos de computación	242.610	0	0	0	0	242.610

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128826 450328000 OPTIMIZAR LOS MECANISMOS DE CONTROL IMPLEMENTADOS PARA EL SEGUIMIENTO DE LAS ACTIVIDADES INHERENTES AL TRANSPORTE, DISTRIBUCIÓN, ALMACENAMIENTO Y EXPENDIO DE PRODUCTOS DERIVADOS DE HIDROCARBUROS, ASÍ COMO LO RELATIVO A LA ACTIVIDAD MINERA, SUSCEPTIBLE AL PAGO DE IMPUESTO EN LA ZONA CENTRAL

OBJETIVO DEL PROYECTO: GARANTIZAR TANTO LA OPERACIÓN COMO EL USO RACIONAL DE COMBUSTIBLE Y DERIVADOS DE HIDROCARBUROS, ABARCANDO GEOGRÁFICAMENTE LOS ESTADOS VARGAS, ARAGUA, MIRANDA Y DISTRITO CAPITAL, EN PERFECTA ALINEACIÓN CON LAS POLÍTICAS PÚBLICAS EMANADAS DEL EJECUTIVO NACIONAL, VINCULADAS DIRECTAMENTE CON LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019. LA DIRECCIÓN REGIONAL ZONA CENTRAL, ESTABLECE LA EJECUCIÓN DE ACTIVIDADES EN FUNCIÓN DE REALIZAR LAS INSPECCIONES EN TODOS LOS ESTABLECIMIENTOS Y COMERCIALIZADORAS DE LOS DERIVADOS DE HIDROCARBUROS Y PRODUCTOS MINEROS EN DICHA REGIÓN

UNIDAD DE MEDIDA: ACTA **META:** 996

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL ZONA CENTRAL **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	**24.634.393**	**0**	**0**	**0**	**0**	**24.634.393**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128826 450328000 OPTIMIZAR LOS MECANISMOS DE CONTROL IMPLEMENTADOS PARA EL SEGUIMIENTO DE LAS ACTIVIDADES INHERENTES AL TRANSPORTE, DISTRIBUCIÓN, ALMACENAMIENTO Y EXPENDIO DE PRODUCTOS DERIVADOS DE HIDROCARBUROS, ASÍ COMO LO RELATIVO A LA ACTIVIDAD MINERA, SUSCEPTIBLE AL PAGO DE IMPUESTO EN LA ZONA CENTRAL

OBJETIVO DEL PROYECTO: GARANTIZAR TANTO LA OPERACIÓN COMO EL USO RACIONAL DE COMBUSTIBLE Y DERIVADOS DE HIDROCARBUROS, ABARCANDO GEOGRÁFICAMENTE LOS ESTADOS VARGAS, ARAGUA, MIRANDA Y DISTRITO CAPITAL, EN PERFECTA ALINEACIÓN CON LAS POLÍTICAS PÚBLICAS EMANADAS DEL EJECUTIVO NACIONAL, VINCULADAS DIRECTAMENTE CON LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019. LA DIRECCIÓN REGIONAL ZONA CENTRAL, ESTABLECE LA EJECUCIÓN DE ACTIVIDADES EN FUNCIÓN DE REALIZAR LAS INSPECCIONES EN TODOS LOS ESTABLECIMIENTOS Y COMERCIALIZADORAS DE LOS DERIVADOS DE HIDROCARBUROS Y PRODUCTOS MINEROS EN DICHA REGIÓN

UNIDAD DE MEDIDA: ACTA **META:** 996

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL ZONA CENTRAL **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128826 450328000 OPTIMIZAR LOS MECANISMOS DE CONTROL IMPLEMENTADOS PARA EL SEGUIMIENTO DE LAS ACTIVIDADES INHERENTES AL TRANSPORTE, DISTRIBUCIÓN, ALMACENAMIENTO Y EXPENDIO DE PRODUCTOS DERIVADOS DE HIDROCARBUROS, ASÍ COMO LO RELATIVO A LA ACTIVIDAD MINERA, SUSCEPTIBLE AL PAGO DE IMPUESTO EN LA ZONA CENTRAL

OBJETIVO DEL PROYECTO: GARANTIZAR TANTO LA OPERACIÓN COMO EL USO RACIONAL DE COMBUSTIBLE Y DERIVADOS DE HIDROCARBUROS, ABARCANDO GEOGRÁFICAMENTE LOS ESTADOS VARGAS, ARAGUA, MIRANDA Y DISTRITO CAPITAL, EN PERFECTA ALINEACIÓN CON LAS POLÍTICAS PÚBLICAS EMANADAS DEL EJECUTIVO NACIONAL, VINCULADAS DIRECTAMENTE CON LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019. LA DIRECCIÓN REGIONAL ZONA CENTRAL, ESTABLECE LA EJECUCIÓN DE ACTIVIDADES EN FUNCIÓN DE REALIZAR LAS INSPECCIONES EN TODOS LOS ESTABLECIMIENTOS Y COMERCIALIZADORAS DE LOS DERIVADOS DE HIDROCARBUROS Y PRODUCTOS MINEROS EN DICHA REGIÓN

UNIDAD DE MEDIDA: ACTA **META:** 996

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL ZONA CENTRAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450328001 EVALUAR EL SEGUIMIENTO Y CONTROL A LAS ACTIVIDADES PRIMARIAS Y CONEXAS EN MATERIA DE MINERÍA PARA LA REGIÓN CENTRAL

UNIDAD DE MEDIDA: ACTA **META:** 336

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL ZONA CENTRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**14.758.257**	**0**	**0**	**0**	**0**	**14.758.257**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.252.711	0	0	0	0	3.252.711
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.192.546	0	0	0	0	3.192.546
401	01	03	00	Suplencias a empleados	60.165	0	0	0	0	60.165
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.067.095	0	0	0	0	2.067.095
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.067.095	0	0	0	0	2.067.095
401	03	00	00	Primas	2.958.984	0	0	0	0	2.958.984
401	03	08	00	Primas de profesionalización a empleados	1.598.274	0	0	0	0	1.598.274
401	03	09	00	Primas por antigüedad a empleados	1.261.260	0	0	0	0	1.261.260
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	99.450	0	0	0	0	99.450
401	04	00	00	Complementos de sueldos y salarios	3.993.213	0	0	0	0	3.993.213
401	04	06	00	Complemento a empleados por comisión de servicios	15.963	0	0	0	0	15.963
401	04	96	00	Otros complementos a empleados	3.977.250	0	0	0	0	3.977.250
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.422.403	0	0	0	0	2.422.403
401	05	03	00	Bono vacacional a empleados	2.422.403	0	0	0	0	2.422.403
401	07	00	00	Asistencia socio-económica	63.851	0	0	0	0	63.851
401	07	01	00	Capacitación y adiestramiento a empleados	63.851	0	0	0	0	63.851
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.308.815**	**0**	**0**	**0**	**0**	**2.308.815**
402	04	00	00	Productos de cuero y caucho	417.660	0	0	0	0	417.660
402	04	03	00	Cauchos y tripas para vehículos	417.660	0	0	0	0	417.660
402	05	00	00	Productos de papel, cartón e impresos	324.928	0	0	0	0	324.928
402	05	03	00	Productos de papel y cartón para oficina	324.928	0	0	0	0	324.928

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128826 450328000 OPTIMIZAR LOS MECANISMOS DE CONTROL IMPLEMENTADOS PARA EL SEGUIMIENTO DE LAS ACTIVIDADES INHERENTES AL TRANSPORTE, DISTRIBUCIÓN, ALMACENAMIENTO Y EXPENDIO DE PRODUCTOS DERIVADOS DE HIDROCARBUROS, ASÍ COMO LO RELATIVO A LA ACTIVIDAD MINERA, SUSCEPTIBLE AL PAGO DE IMPUESTO EN LA ZONA CENTRAL

OBJETIVO DEL PROYECTO: GARANTIZAR TANTO LA OPERACIÓN COMO EL USO RACIONAL DE COMBUSTIBLE Y DERIVADOS DE HIDROCARBUROS, ABARCANDO GEOGRÁFICAMENTE LOS ESTADOS VARGAS, ARAGUA, MIRANDA Y DISTRITO CAPITAL, EN PERFECTA ALINEACIÓN CON LAS POLÍTICAS PÚBLICAS EMANADAS DEL EJECUTIVO NACIONAL, VINCULADAS DIRECTAMENTE CON LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019. LA DIRECCIÓN REGIONAL ZONA CENTRAL ESTABLECE LA EJECUCIÓN DE ACTIVIDADES EN FUNCIÓN DE REALIZAR LAS INSPECCIONES EN TODOS LOS ESTABLECIMIENTOS Y COMERCIALIZADORAS DE LOS DERIVADOS DE HIDROCARBUROS Y PRODUCTOS MINEROS EN DICHA REGIÓN

UNIDAD DE MEDIDA: ACTA **META:** 996

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL ZONA CENTRAL **PRESUPUESTO: 2016**

ACCIÓN ESPECÍFICA: 450328001 EVALUAR EL SEGUIMIENTO Y CONTROL A LAS ACTIVIDADES PRIMARIAS Y CONEXAS EN MATERIA DE MINERÍA PARA LA REGIÓN CENTRAL

UNIDAD DE MEDIDA: ACTA **META:** 336

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL ZONA CENTRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	00	00	Productos químicos y derivados	177.188	0	0	0	0	177.188
402	06	06	00	Combustibles y lubricantes	177.188	0	0	0	0	177.188
402	08	00	00	Productos metálicos	304.202	0	0	0	0	304.202
402	08	09	00	Repuestos y accesorios para equipos de transporte	304.202	0	0	0	0	304.202
402	10	00	00	Productos varios y útiles diversos	228.843	0	0	0	0	228.843
402	10	02	00	Materiales y útiles de limpieza y aseo	23.041	0	0	0	0	23.041
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	72.976	0	0	0	0	72.976
402	10	07	00	Productos de seguridad en el trabajo	132.826	0	0	0	0	132.826
402	99	00	00	Otros materiales y suministros	855.994	0	0	0	0	855.994
402	99	01	00	Otros materiales y suministros	855.994	0	0	0	0	855.994
403	**00**	**00**	**00**	**Servicios no personales**	**2.267.394**	**0**	**0**	**0**	**0**	**2.267.394**
403	06	00	00	Servicios de transporte y almacenaje	9.000	0	0	0	0	9.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	9.000	0	0	0	0	9.000
403	09	00	00	Viáticos y pasajes	558.350	0	0	0	0	558.350
403	09	01	00	Viáticos y pasajes dentro del país	558.350	0	0	0	0	558.350
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	290.000	0	0	0	0	290.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	110.000	0	0	0	0	110.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	180.000	0	0	0	0	180.000
403	18	00	00	Impuestos indirectos	554.051	0	0	0	0	554.051
403	18	01	00	Impuesto al valor agregado	554.051	0	0	0	0	554.051
403	99	00	00	Otros servicios no personales	855.993	0	0	0	0	855.993
403	99	01	00	Otros servicios no personales	855.993	0	0	0	0	855.993

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128826 450328000 OPTIMIZAR LOS MECANISMOS DE CONTROL IMPLEMENTADOS PARA EL SEGUIMIENTO DE LAS ACTIVIDADES INHERENTES AL TRANSPORTE, DISTRIBUCIÓN, ALMACENAMIENTO Y EXPENDIO DE PRODUCTOS DERIVADOS DE HIDROCARBUROS, ASÍ COMO LO RELATIVO A LA ACTIVIDAD MINERA, SUSCEPTIBLE AL PAGO DE IMPUESTO EN LA ZONA CENTRAL

OBJETIVO DEL PROYECTO: GARANTIZAR TANTO LA OPERACIÓN COMO EL USO RACIONAL DE COMBUSTIBLE Y DERIVADOS DE HIDROCARBUROS, ABARCANDO GEOGRÁFICAMENTE LOS ESTADOS VARGAS, ARAGUA, MIRANDA Y DISTRITO CAPITAL, EN PERFECTA ALINEACIÓN CON LAS POLÍTICAS PÚBLICAS EMANADAS DEL EJECUTIVO NACIONAL, VINCULADAS DIRECTAMENTE CON LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019. LA DIRECCIÓN REGIONAL ZONA CENTRAL, ESTABLECE LA EJECUCIÓN DE ACTIVIDADES EN FUNCIÓN DE REALIZAR LAS INSPECCIONES EN TODOS LOS ESTABLECIMIENTOS Y COMERCIALIZADORAS DE LOS DERIVADOS DE HIDROCARBUROS Y PRODUCTOS MINEROS EN DICHA REGIÓN

UNIDAD DE MEDIDA: ACTA **META:** 996

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL ZONA CENTRAL **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 450328001 EVALUAR EL SEGUIMIENTO Y CONTROL A LAS ACTIVIDADES PRIMARIAS Y CONEXAS EN MATERIA DE MINERÍA PARA LA REGIÓN CENTRAL

UNIDAD DE MEDIDA: ACTA **META:** 336

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL ZONA CENTRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**478.125**	**0**	**0**	**0**	**0**	**478.125**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	240.625	0	0	0	0	240.625
404	07	01	00	Equipos científicos y de laboratorio	240.625	0	0	0	0	240.625
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	237.500	0	0	0	0	237.500
404	09	01	00	Mobiliario y equipos de oficina	237.500	0	0	0	0	237.500
				Totales	**19.812.591**	**0**	**0**	**0**	**0**	**19.812.591**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128826 450328000 OPTIMIZAR LOS MECANISMOS DE CONTROL IMPLEMENTADOS PARA EL SEGUIMIENTO DE LAS ACTIVIDADES INHERENTES AL TRANSPORTE, DISTRIBUCIÓN, ALMACENAMIENTO Y EXPENDIO DE PRODUCTOS DERIVADOS DE HIDROCARBUROS, ASÍ COMO LO RELATIVO A LA ACTIVIDAD MINERA, SUSCEPTIBLE AL PAGO DE IMPUESTO EN LA ZONA CENTRAL

OBJETIVO DEL PROYECTO: GARANTIZAR TANTO LA OPERACIÓN COMO EL USO RACIONAL DE COMBUSTIBLE Y DERIVADOS DE HIDROCARBUROS, ABARCANDO GEOGRÁFICAMENTE LOS ESTADOS VARGAS, ARAGUA, MIRANDA Y DISTRITO CAPITAL, EN PERFECTA ALINEACIÓN CON LAS POLÍTICAS PÚBLICAS EMANADAS DEL EJECUTIVO NACIONAL, VINCULADAS DIRECTAMENTE CON LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019. LA DIRECCIÓN REGIONAL ZONA CENTRAL, ESTABLECE LA EJECUCIÓN DE ACTIVIDADES EN FUNCIÓN DE REALIZAR LAS INSPECCIONES EN TODOS LOS ESTABLECIMIENTOS Y COMERCIALIZADORAS DE LOS DERIVADOS DE HIDROCARBUROS Y PRODUCTOS MINEROS EN DICHA REGIÓN

UNIDAD DE MEDIDA: ACTA **META:** 996

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL ZONA CENTRAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450328002 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA, Y LAS ACTIVIDADES DE COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE, PARA LA TRANSFORMACIÓN DE LOS RECURSOS HIDROCARBURIFEROS

UNIDAD DE MEDIDA: ACTA **META:** 660

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL ZONA CENTRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.256.022**	**0**	**0**	**0**	**0**	**2.256.022**
402	04	00	00	Productos de cuero y caucho	1.000.760	0	0	0	0	1.000.760
402	04	03	00	Cauchos y tripas para vehículos	1.000.760	0	0	0	0	1.000.760
402	05	00	00	Productos de papel, cartón e impresos	251.656	0	0	0	0	251.656
402	05	03	00	Productos de papel y cartón para oficina	251.656	0	0	0	0	251.656
402	06	00	00	Productos químicos y derivados	186.681	0	0	0	0	186.681
402	06	06	00	Combustibles y lubricantes	186.681	0	0	0	0	186.681
402	08	00	00	Productos metálicos	458.647	0	0	0	0	458.647
402	08	09	00	Repuestos y accesorios para equipos de transporte	458.647	0	0	0	0	458.647
402	10	00	00	Productos varios y útiles diversos	358.278	0	0	0	0	358.278
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	147.578	0	0	0	0	147.578
402	10	07	00	Productos de seguridad en el trabajo	210.700	0	0	0	0	210.700
403	**00**	**00**	**00**	**Servicios no personales**	**1.182.912**	**0**	**0**	**0**	**0**	**1.182.912**
403	06	00	00	Servicios de transporte y almacenaje	13.200	0	0	0	0	13.200
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	13.200	0	0	0	0	13.200
403	09	00	00	Viáticos y pasajes	497.250	0	0	0	0	497.250
403	09	01	00	Viáticos y pasajes dentro del país	497.250	0	0	0	0	497.250
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	140.000	0	0	0	0	140.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	140.000	0	0	0	0	140.000
403	18	00	00	Impuestos indirectos	516.622	0	0	0	0	516.622
403	18	01	00	Impuesto al valor agregado	516.622	0	0	0	0	516.622
403	99	00	00	Otros servicios no personales	15.840	0	0	0	0	15.840

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128826 450328000 OPTIMIZAR LOS MECANISMOS DE CONTROL IMPLEMENTADOS PARA EL SEGUIMIENTO DE LAS ACTIVIDADES INHERENTES AL TRANSPORTE, DISTRIBUCIÓN, ALMACENAMIENTO Y EXPENDIO DE PRODUCTOS DERIVADOS DE HIDROCARBUROS, ASÍ COMO LO RELATIVO A LA ACTIVIDAD MINERA, SUSCEPTIBLE AL PAGO DE IMPUESTO EN LA ZONA CENTRAL

OBJETIVO DEL PROYECTO: GARANTIZAR TANTO LA OPERACIÓN COMO EL USO RACIONAL DE COMBUSTIBLE Y DERIVADOS DE HIDROCARBUROS, ABARCANDO GEOGRÁFICAMENTE LOS ESTADOS VARGAS, ARAGUA, MIRANDA Y DISTRITO CAPITAL, EN PERFECTA ALINEACIÓN CON LAS POLÍTICAS PÚBLICAS EMANADAS DEL EJECUTIVO NACIONAL, VINCULADAS DIRECTAMENTE CON LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019. LA DIRECCIÓN REGIONAL ZONA CENTRAL, ESTABLECE LA EJECUCIÓN DE ACTIVIDADES EN FUNCIÓN DE REALIZAR LAS INSPECCIONES EN TODOS LOS ESTABLECIMIENTOS Y COMERCIALIZADORAS DE LOS DERIVADOS DE HIDROCARBUROS Y PRODUCTOS MINEROS EN DICHA REGIÓN

UNIDAD DE MEDIDA: ACTA **META:** 996

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL ZONA CENTRAL **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 450328002 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA, Y LAS ACTIVIDADES DE COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE, PARA LA TRANSFORMACIÓN DE LOS RECURSOS HIDROCARBURIFEROS

UNIDAD DE MEDIDA: ACTA **META:** 660

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL ZONA CENTRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	01	00	Otros servicios no personales	15.840	0	0	0	0	15.840
404	**00**	**00**	**00**	**Activos reales**	**1.382.868**	**0**	**0**	**0**	**0**	**1.382.868**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	437.500	0	0	0	0	437.500
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	437.500	0	0	0	0	437.500
404	05	00	00	Equipos de comunicaciones y de señalamiento	94.908	0	0	0	0	94.908
404	05	02	00	Equipos de señalamiento	94.908	0	0	0	0	94.908
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	481.250	0	0	0	0	481.250
404	07	01	00	Equipos científicos y de laboratorio	481.250	0	0	0	0	481.250
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	369.210	0	0	0	0	369.210
404	09	01	00	Mobiliario y equipos de oficina	126.600	0	0	0	0	126.600
404	09	02	00	Equipos de computación	242.610	0	0	0	0	242.610
				Totales	**4.821.802**	**0**	**0**	**0**	**0**	**4.821.802**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128719 450329000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL MATURÍN

OBJETIVO DEL PROYECTO: GARANTIZAR UN CONTROL MÁS EFICAZ Y EFICIENTE EN LAS ACTIVIDADES DE EXPLOTACIÓN, PROCESOS, COMERCIALIZACIÓN, DISTRIBUCIÓN Y TRANSPORTE DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS Y DE SU INFRAESTRUCTURA ASOCIADA; ASÍ COMO EJERCER ACCIÓN FISCALIZADORA DE ESTOS RECURSOS, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2.279

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MATURÍN **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**30.119.449**	**0**	**0**	0	**0**	**30.119.449**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.902.510	0	0	0	0	6.902.510
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	6.627.336	0	0	0	0	6.627.336
401	01	03	00	Suplencias a empleados	275.174	0	0	0	0	275.174
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.945.711	0	0	0	0	4.945.711
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.945.711	0	0	0	0	4.945.711
401	03	00	00	Primas	5.956.692	0	0	0	0	5.956.692
401	03	08	00	Primas de profesionalización a empleados	3.361.632	0	0	0	0	3.361.632
401	03	09	00	Primas por antigüedad a empleados	2.542.410	0	0	0	0	2.542.410
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.650	0	0	0	0	52.650
401	04	00	00	Complementos de sueldos y salarios	7.258.247	0	0	0	0	7.258.247
401	04	06	00	Complemento a empleados por comisión de servicios	33.137	0	0	0	0	33.137
401	04	96	00	Otros complementos a empleados	7.225.110	0	0	0	0	7.225.110
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.923.742	0	0	0	0	4.923.742
401	05	03	00	Bono vacacional a empleados	4.923.742	0	0	0	0	4.923.742
401	07	00	00	Asistencia socio-económica	132.547	0	0	0	0	132.547
401	07	01	00	Capacitación y adiestramiento a empleados	132.547	0	0	0	0	132.547
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.479.047**	**0**	**0**	**0**	**0**	**6.479.047**
402	01	00	00	Productos alimenticios y agropecuarios	3.390	0	0	0	0	3.390
402	01	01	00	Alimentos y bebidas para personas	3.390	0	0	0	0	3.390
402	03	00	00	Textiles y vestuarios	472.118	0	0	0	0	472.118
402	03	01	00	Textiles	2.222	0	0	0	0	2.222
402	03	02	00	Prendas de vestir	390.696	0	0	0	0	390.696
402	03	03	00	Calzados	79.200	0	0	0	0	79.200
402	04	00	00	Productos de cuero y caucho	33.750	0	0	0	0	33.750
402	04	03	00	Cauchos y tripas para vehículos	33.750	0	0	0	0	33.750
402	05	00	00	Productos de papel, cartón e impresos	1.426.933	0	0	0	0	1.426.933

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128719 450329000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL MATURÍN

OBJETIVO DEL PROYECTO: GARANTIZAR UN CONTROL MÁS EFICAZ Y EFICIENTE EN LAS ACTIVIDADES DE EXPLOTACIÓN, PROCESOS, COMERCIALIZACIÓN, DISTRIBUCIÓN Y TRANSPORTE DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS Y DE SU INFRAESTRUCTURA ASOCIADA; ASÍ COMO EJERCER ACCIÓN FISCALIZADORA DE ESTOS RECURSOS, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2.279

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MATURÍN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	02	00	Envases y cajas de papel y cartón	19.250	0	0	0	0	19.250
402	05	03	00	Productos de papel y cartón para oficina	1.407.683	0	0	0	0	1.407.683
402	06	00	00	Productos químicos y derivados	190.431	0	0	0	0	190.431
402	06	03	00	Tintas, pinturas y colorantes	175.313	0	0	0	0	175.313
402	06	05	00	Productos de tocador	5.625	0	0	0	0	5.625
402	06	06	00	Combustibles y lubricantes	9.493	0	0	0	0	9.493
402	08	00	00	Productos metálicos	123.034	0	0	0	0	123.034
402	08	09	00	Repuestos y accesorios para equipos de transporte	123.034	0	0	0	0	123.034
402	10	00	00	Productos varios y útiles diversos	2.617.573	0	0	0	0	2.617.573
402	10	02	00	Materiales y útiles de limpieza y aseo	20.207	0	0	0	0	20.207
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	191.897	0	0	0	0	191.897
402	10	07	00	Productos de seguridad en el trabajo	2.161.219	0	0	0	0	2.161.219
402	10	08	00	Materiales para equipos de computación	244.250	0	0	0	0	244.250
402	99	00	00	Otros materiales y suministros	1.611.818	0	0	0	0	1.611.818
402	99	01	00	Otros materiales y suministros	1.611.818	0	0	0	0	1.611.818
403	**00**	**00**	**00**	**Servicios no personales**	**6.812.153**	**0**	**0**	**0**	**0**	**6.812.153**
403	06	00	00	Servicios de transporte y almacenaje	36.950	0	0	0	0	36.950
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	36.950	0	0	0	0	36.950
403	09	00	00	Viáticos y pasajes	1.877.480	0	0	0	0	1.877.480
403	09	01	00	Viáticos y pasajes dentro del país	1.877.480	0	0	0	0	1.877.480
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.515.000	0	0	0	0	1.515.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.100.000	0	0	0	0	1.100.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	415.000	0	0	0	0	415.000
403	18	00	00	Impuestos indirectos	1.770.905	0	0	0	0	1.770.905
403	18	01	00	Impuesto al valor agregado	1.770.905	0	0	0	0	1.770.905
403	99	00	00	Otros servicios no personales	1.611.818	0	0	0	0	1.611.818
403	99	01	00	Otros servicios no personales	1.611.818	0	0	0	0	1.611.818

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128719 450329000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL MATURÍN

OBJETIVO DEL PROYECTO: GARANTIZAR UN CONTROL MÁS EFICAZ Y EFICIENTE EN LAS ACTIVIDADES DE EXPLOTACIÓN, PROCESOS, COMERCIALIZACIÓN, DISTRIBUCIÓN Y TRANSPORTE DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS Y DE SU INFRAESTRUCTURA ASOCIADA; ASÍ COMO EJERCER ACCIÓN FISCALIZADORA DE ESTOS RECURSOS, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2.279

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MATURÍN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**2.975.419**	**0**	**0**	**0**	**0**	**2.975.419**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	600.000	0	0	0	0	600.000
404	01	01	00	Repuestos mayores	600.000	0	0	0	0	600.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	600.000	0	0	0	0	600.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	100.000	0	0	0	0	100.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	100.000	0	0	0	0	100.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	477.192	0	0	0	0	477.192
404	05	01	00	Equipos de telecomunicaciones	166.391	0	0	0	0	166.391
404	05	02	00	Equipos de señalamiento	310.801	0	0	0	0	310.801
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	481.251	0	0	0	0	481.251
404	07	01	00	Equipos científicos y de laboratorio	481.251	0	0	0	0	481.251
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.316.976	0	0	0	0	1.316.976
404	09	01	00	Mobiliario y equipos de oficina	156.738	0	0	0	0	156.738
404	09	02	00	Equipos de computación	1.160.238	0	0	0	0	1.160.238
				Totales	**46.386.068**	**0**	**0**	**0**	**0**	**46.386.068**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128719 450329000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL MATURÍN

OBJETIVO DEL PROYECTO: GARANTIZAR UN CONTROL MÁS EFICAZ Y EFICIENTE EN LAS ACTIVIDADES DE EXPLOTACIÓN, PROCESOS, COMERCIALIZACIÓN, DISTRIBUCIÓN Y TRANSPORTE DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS Y DE SU INFRAESTRUCTURA ASOCIADA; ASÍ COMO EJERCER ACCIÓN FISCALIZADORA DE ESTOS RECURSOS, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2.279

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MATURÍN **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128719 450329000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALIAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL MATURÍN

OBJETIVO DEL PROYECTO: GARANTIZAR UN CONTROL MÁS EFICAZ Y EFICIENTE EN LAS ACTIVIDADES DE EXPLOTACIÓN, PROCESOS, COMERCIALIZACIÓN, DISTRIBUCIÓN Y TRANSPORTE DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS Y DE SU INFRAESTRUCTURA ASOCIADA: ASI COMO EJERCER ACCIÓN FISCALIZADORA DE ESTOS RECURSOS, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2.279

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MATURÍN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450329001 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS HIDROCARBURÍFEROS

UNIDAD DE MEDIDA: ACTA **META:** 705

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MATURÍN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**30.119.449**	**0**	**0**	0	**0**	**30.119.449**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.902.510	0	0	0	0	6.902.510
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	6.627.336	0	0	0	0	6.627.336
401	01	03	00	Suplencias a empleados	275.174	0	0	0	0	275.174
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.945.711	0	0	0	0	4.945.711
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.945.711	0	0	0	0	4.945.711
401	03	00	00	Primas	5.956.692	0	0	0	0	5.956.692
401	03	08	00	Primas de profesionalización a empleados	3.361.632	0	0	0	0	3.361.632
401	03	09	00	Primas por antigüedad a empleados	2.542.410	0	0	0	0	2.542.410
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.650	0	0	0	0	52.650
401	04	00	00	Complementos de sueldos y salarios	7.258.247	0	0	0	0	7.258.247
401	04	06	00	Complemento a empleados por comisión de servicios	33.137	0	0	0	0	33.137
401	04	96	00	Otros complementos a empleados	7.225.110	0	0	0	0	7.225.110
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.923.742	0	0	0	0	4.923.742
401	05	03	00	Bono vacacional a empleados	4.923.742	0	0	0	0	4.923.742
401	07	00	00	Asistencia socio-económica	132.547	0	0	0	0	132.547
401	07	01	00	Capacitación y adiestramiento a empleados	132.547	0	0	0	0	132.547
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.079.457**	**0**	**0**	**0**	**0**	**4.079.457**
402	01	00	00	Productos alimenticios y agropecuarios	3.390	0	0	0	0	3.390
402	01	01	00	Alimentos y bebidas para personas	3.390	0	0	0	0	3.390
402	03	00	00	Textiles y vestuarios	214.500	0	0	0	0	214.500
402	03	02	00	Prendas de vestir	214.500	0	0	0	0	214.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128719 450329000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL MATURÍN

OBJETIVO DEL PROYECTO: GARANTIZAR UN CONTROL MÁS EFICAZ Y EFICIENTE EN LAS ACTIVIDADES DE EXPLOTACIÓN, PROCESOS, COMERCIALIZACIÓN, DISTRIBUCIÓN Y TRANSPORTE DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS Y DE SU INFRAESTRUCTURA ASOCIADA; ASÍ COMO EJERCER ACCIÓN FISCALIZADORA DE ESTOS RECURSOS, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2.279

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MATURÍN **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 450329001 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS HIDROCARBURÍFEROS

UNIDAD DE MEDIDA: ACTA **META:** 705

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MATURÍN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	752.050	0	0	0	0	752.050
402	05	03	00	Productos de papel y cartón para oficina	752.050	0	0	0	0	752.050
402	08	00	00	Productos metálicos	8.547	0	0	0	0	8.547
402	08	09	00	Repuestos y accesorios para equipos de transporte	8.547	0	0	0	0	8.547
402	10	00	00	Productos varios y útiles diversos	1.489.152	0	0	0	0	1.489.152
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	66.589	0	0	0	0	66.589
402	10	07	00	Productos de seguridad en el trabajo	1.328.313	0	0	0	0	1.328.313
402	10	08	00	Materiales para equipos de computación	94.250	0	0	0	0	94.250
402	99	00	00	Otros materiales y suministros	1.611.818	0	0	0	0	1.611.818
402	99	01	00	Otros materiales y suministros	1.611.818	0	0	0	0	1.611.818
403	**00**	**00**	**00**	**Servicios no personales**	**4.606.501**	**0**	**0**	**0**	**0**	**4.606.501**
403	06	00	00	Servicios de transporte y almacenaje	22.000	0	0	0	0	22.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	22.000	0	0	0	0	22.000
403	09	00	00	Viáticos y pasajes	1.026.250	0	0	0	0	1.026.250
403	09	01	00	Viáticos y pasajes dentro del país	1.026.250	0	0	0	0	1.026.250
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	880.000	0	0	0	0	880.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	780.000	0	0	0	0	780.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	1.066.433	0	0	0	0	1.066.433
403	18	01	00	Impuesto al valor agregado	1.066.433	0	0	0	0	1.066.433
403	99	00	00	Otros servicios no personales	1.611.818	0	0	0	0	1.611.818
403	99	01	00	Otros servicios no personales	1.611.818	0	0	0	0	1.611.818

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128719 450329000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL MATURÍN

OBJETIVO DEL PROYECTO: GARANTIZAR UN CONTROL MÁS EFICAZ Y EFICIENTE EN LAS ACTIVIDADES DE EXPLOTACIÓN, PROCESOS, COMERCIALIZACIÓN, DISTRIBUCIÓN Y TRANSPORTE DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS Y DE SU INFRAESTRUCTURA ASOCIADA; ASI COMO EJERCER ACCIÓN FISCALIZADORA DE ESTOS RECURSOS, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2.279

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MATURÍN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450329001 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS HIDROCARBURÍFEROS

UNIDAD DE MEDIDA: ACTA **META:** 705

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MATURÍN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**1.005.601**	**0**	**0**	**0**	**0**	**1.005.601**
404	05	00	00	Equipos de comunicaciones y de señalamiento	99.138	0	0	0	0	99.138
404	05	02	00	Equipos de señalamiento	99.138	0	0	0	0	99.138
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	240.625	0	0	0	0	240.625
404	07	01	00	Equipos científicos y de laboratorio	240.625	0	0	0	0	240.625
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	665.838	0	0	0	0	665.838
404	09	01	00	Mobiliario y equipos de oficina	156.738	0	0	0	0	156.738
404	09	02	00	Equipos de computación	509.100	0	0	0	0	509.100
				Totales	**39.811.008**	**0**	**0**	**0**	**0**	**39.811.008**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128719 450329000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL MATURÍN

OBJETIVO DEL PROYECTO: GARANTIZAR UN CONTROL MÁS EFICAZ Y EFICIENTE EN LAS ACTIVIDADES DE EXPLOTACIÓN, PROCESOS, COMERCIALIZACIÓN, DISTRIBUCIÓN Y TRANSPORTE DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS Y DE SU INFRAESTRUCTURA ASOCIADA; ASÍ COMO EJERCER ACCIÓN FISCALIZADORA DE ESTOS RECURSOS, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2.279

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MATURÍN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450329002 CONTROLAR Y CERTIFICAR LOS VOLÚMENES DE HIDROCARBUROS Y SUS DERIVADOS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN SU JURISDICCIÓN O SUPERFICIE TERRITORIAL DE COMPETENCIA

UNIDAD DE MEDIDA: ACTA **META:** 1.467

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MATURÍN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**595.956**	**0**	**0**	**0**	**0**	**595.956**
402	05	00	00	Productos de papel, cartón e impresos	249.282	0	0	0	0	249.282
402	05	03	00	Productos de papel y cartón para oficina	249.282	0	0	0	0	249.282
402	10	00	00	Productos varios y útiles diversos	346.674	0	0	0	0	346.674
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	29.484	0	0	0	0	29.484
402	10	07	00	Productos de seguridad en el trabajo	317.190	0	0	0	0	317.190
403	**00**	**00**	**00**	**Servicios no personales**	**792.380**	**0**	**0**	**0**	**0**	**792.380**
403	06	00	00	Servicios de transporte y almacenaje	7.200	0	0	0	0	7.200
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	7.200	0	0	0	0	7.200
403	09	00	00	Viáticos y pasajes	182.050	0	0	0	0	182.050
403	09	01	00	Viáticos y pasajes dentro del país	182.050	0	0	0	0	182.050
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	340.000	0	0	0	0	340.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	200.000	0	0	0	0	200.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	140.000	0	0	0	0	140.000
403	18	00	00	Impuestos indirectos	263.130	0	0	0	0	263.130
403	18	01	00	Impuesto al valor agregado	263.130	0	0	0	0	263.130
404	**00**	**00**	**00**	**Activos reales**	**1.067.539**	**0**	**0**	**0**	**0**	**1.067.539**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	600.000	0	0	0	0	600.000
404	01	01	00	Repuestos mayores	600.000	0	0	0	0	600.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	600.000	0	0	0	0	600.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	254.046	0	0	0	0	254.046
404	05	01	00	Equipos de telecomunicaciones	60.000	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128719 450329000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL MATURÍN

OBJETIVO DEL PROYECTO: GARANTIZAR UN CONTROL MÁS EFICAZ Y EFICIENTE EN LAS ACTIVIDADES DE EXPLOTACIÓN, PROCESOS, COMERCIALIZACIÓN, DISTRIBUCIÓN Y TRANSPORTE DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS Y DE SU INFRAESTRUCTURA ASOCIADA; ASÍ COMO EJERCER ACCIÓN FISCALIZADORA DE ESTOS RECURSOS, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2.279

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MATURÍN **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 450329002 CONTROLAR Y CERTIFICAR LOS VOLÚMENES DE HIDROCARBUROS Y SUS DERIVADOS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN SU JURISDICCIÓN O SUPERFICIE TERRITORIAL DE COMPETENCIA

UNIDAD DE MEDIDA: ACTA **META:** 1.467

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MATURÍN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	05	02	00	Equipos de señalamiento	194.046	0	0	0	0	194.046
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	120.313	0	0	0	0	120.313
404	07	01	00	Equipos científicos y de laboratorio	120.313	0	0	0	0	120.313
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	93.180	0	0	0	0	93.180
404	09	02	00	Equipos de computación	93.180	0	0	0	0	93.180
				Totales	**2.455.875**	**0**	**0**	**0**	**0**	**2.455.875**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128719 450329000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL MATURÍN

OBJETIVO DEL PROYECTO: GARANTIZAR UN CONTROL MÁS EFICAZ Y EFICIENTE EN LAS ACTIVIDADES DE EXPLOTACIÓN, PROCESOS, COMERCIALIZACIÓN, DISTRIBUCIÓN Y TRANSPORTE DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS Y DE SU INFRAESTRUCTURA ASOCIADA; ASÍ COMO EJERCER ACCIÓN FISCALIZADORA DE ESTOS RECURSOS, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2.279

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MATURÍN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450329003 ELABORAR EL BALANCE VOLUMÉTRICO DE LA PRODUCCIÓN, USO Y DISPERSIÓN, TOMANDO COMO BASE LOS VOLÚMENES CUANTIFICADOS, A TRAVÉS DEL SISTEMA DE TRANSFERENCIA Y CUSTODIA DE HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MATURÍN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	738.323	0	0	0	0	**738.323**
402	03	00	00	Textiles y vestuarios	85.800	0	0	0	0	85.800
402	03	02	00	Prendas de vestir	85.800	0	0	0	0	85.800
402	05	00	00	Productos de papel, cartón e impresos	237.926	0	0	0	0	237.926
402	05	03	00	Productos de papel y cartón para oficina	237.926	0	0	0	0	237.926
402	06	00	00	Productos químicos y derivados	50.625	0	0	0	0	50.625
402	06	03	00	Tintas, pinturas y colorantes	50.625	0	0	0	0	50.625
402	10	00	00	Productos varios y útiles diversos	363.972	0	0	0	0	363.972
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	14.734	0	0	0	0	14.734
402	10	07	00	Productos de seguridad en el trabajo	199.238	0	0	0	0	199.238
402	10	08	00	Materiales para equipos de computación	150.000	0	0	0	0	150.000
403	**00**	**00**	**00**	**Servicios no personales**	**857.182**	0	0	0	0	**857.182**
403	06	00	00	Servicios de transporte y almacenaje	7.750	0	0	0	0	7.750
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	7.750	0	0	0	0	7.750
403	09	00	00	Viáticos y pasajes	341.580	0	0	0	0	341.580
403	09	01	00	Viáticos y pasajes dentro del país	341.580	0	0	0	0	341.580
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	295.000	0	0	0	0	295.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	120.000	0	0	0	0	120.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	175.000	0	0	0	0	175.000
403	18	00	00	Impuestos indirectos	212.852	0	0	0	0	212.852
403	18	01	00	Impuesto al valor agregado	212.852	0	0	0	0	212.852
404	**00**	**00**	**00**	**Activos reales**	**391.110**	0	0	0	0	**391.110**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128719 450329000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALIAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL MATURÍN

OBJETIVO DEL PROYECTO: GARANTIZAR UN CONTROL MÁS EFICAZ Y EFICIENTE EN LAS ACTIVIDADES DE EXPLOTACIÓN, PROCESOS, COMERCIALIZACIÓN, DISTRIBUCIÓN Y TRANSPORTE DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS Y DE SU INFRAESTRUCTURA ASOCIADA: ASI COMO EJERCER ACCIÓN FISCALIZADORA DE ESTOS RECURSOS, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2.279

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MATURÍN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450329003 ELABORAR EL BALANCE VOLUMÉTRICO DE LA PRODUCCIÓN, USO Y DISPERSIÓN, TOMANDO COMO BASE LOS VOLÚMENES CUANTIFICADOS, A TRAVÉS DEL SISTEMA DE TRANSFERENCIA Y CUSTODIA DE HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MATURÍN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	17.617	0	0	0	0	17.617
404	05	02	00	Equipos de señalamiento	17.617	0	0	0	0	17.617
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	120.313	0	0	0	0	120.313
404	07	01	00	Equipos científicos y de laboratorio	120.313	0	0	0	0	120.313
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	253.180	0	0	0	0	253.180
404	09	02	00	Equipos de computación	253.180	0	0	0	0	253.180
				Totales	**1.986.615**	**0**	**0**	**0**	**0**	**1.986.615**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128719 450329000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL MATURÍN

OBJETIVO DEL PROYECTO: GARANTIZAR UN CONTROL MÁS EFICAZ Y EFICIENTE EN LAS ACTIVIDADES DE EXPLOTACIÓN, PROCESOS, COMERCIALIZACIÓN, DISTRIBUCIÓN Y TRANSPORTE DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS Y DE SU INFRAESTRUCTURA ASOCIADA; ASÍ COMO EJERCER ACCIÓN FISCALIZADORA DE ESTOS RECURSOS, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2.279

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MATURÍN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450329004 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS MINEROS

UNIDAD DE MEDIDA: ACTA **META:** 83

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MATURÍN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros** y mercancías	**1.065.311**	**0**	0	0	0	**1.065.311**
402	03	00	00	Textiles y vestuarios	171.818	0	0	0	0	171.818
402	03	01	00	Textiles	2.222	0	0	0	0	2.222
402	03	02	00	Prendas de vestir	90.396	0	0	0	0	90.396
402	03	03	00	Calzados	79.200	0	0	0	0	79.200
402	04	00	00	Productos de cuero y caucho	33.750	0	0	0	0	33.750
402	04	03	00	Cauchos y tripas para vehiculos	33.750	0	0	0	0	33.750
402	05	00	00	Productos de papel, cartón e impresos	187.675	0	0	0	0	187.675
402	05	02	00	Envases y cajas de papel y cartón	19.250	0	0	0	0	19.250
402	05	03	00	Productos de papel y cartón para oficina	168.425	0	0	0	0	168.425
402	06	00	00	Productos químicos y derivados	139.806	0	0	0	0	139.806
402	06	03	00	Tintas, pinturas y colorantes	124.688	0	0	0	0	124.688
402	06	05	00	Productos de tocador	5.625	0	0	0	0	5.625
402	06	06	00	Combustibles y lubricantes	9.493	0	0	0	0	9.493
402	08	00	00	Productos metálicos	114.487	0	0	0	0	114.487
402	08	09	00	Repuestos y accesorios para equipos de transporte	114.487	0	0	0	0	114.487
402	10	00	00	Productos varios y útiles diversos	417.775	0	0	0	0	417.775
402	10	02	00	Materiales y útiles de limpieza y aseo	20.207	0	0	0	0	20.207
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	81.090	0	0	0	0	81.090
402	10	07	00	Productos de seguridad en el trabajo	316.478	0	0	0	0	316.478
403	**00**	**00**	**00**	**Servicios no personales**	**556.090**	**0**	**0**	**0**	**0**	**556.090**
403	09	00	00	Viáticos y pasajes	327.600	0	0	0	0	327.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128719 450329000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALIAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL MATURÍN

OBJETIVO DEL PROYECTO: GARANTIZAR UN CONTROL MÁS EFICAZ Y EFICIENTE EN LAS ACTIVIDADES DE EXPLOTACIÓN, PROCESOS, COMERCIALIZACIÓN, DISTRIBUCIÓN Y TRANSPORTE DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS Y DE SU INFRAESTRUCTURA ASOCIADA; ASÍ COMO EJERCER ACCIÓN FISCALIZADORA DE ESTOS RECURSOS, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2.279

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MATURÍN **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 450329004 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCION, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS MINEROS

UNIDAD DE MEDIDA: ACTA **META:** 83

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL MATURÍN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	327.600	0	0	0	0	327.600
403	18	00	00	Impuestos indirectos	228.490	0	0	0	0	228.490
403	18	01	00	Impuesto al valor agregado	228.490	0	0	0	0	228.490
404	**00**	**00**	**00**	**Activos reales**	**511.169**	**0**	**0**	**0**	**0**	**511.169**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	100.000	0	0	0	0	100.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	100.000	0	0	0	0	100.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	106.391	0	0	0	0	106.391
404	05	01	00	Equipos de telecomunicaciones	106.391	0	0	0	0	106.391
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	304.778	0	0	0	0	304.778
404	09	02	00	Equipos de computación	304.778	0	0	0	0	304.778
				Totales	**2.132.570**	**0**	**0**	**0**	**0**	**2.132.570**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128809 450330000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL CUMANÁ

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE CRUDO, GAS Y MINERALES EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS; ASÍ COMO DE LOS RECURSOS MINERALES DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGÉTICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS PETROLEROS, GASÍFEROS Y MINEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS HIDROCARBUROS Y SUS DERIVADOS Y DE LOS RECURSOS MINERALES CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.200

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**12.400.053**	**0**	**0**	**0**	**0**	**12.400.053**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.784.850	0	0	0	0	2.784.850
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.747.460	0	0	0	0	2.747.460
401	01	03	00	Suplencias a empleados	37.390	0	0	0	0	37.390
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.731.094	0	0	0	0	1.731.094
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.731.094	0	0	0	0	1.731.094
401	03	00	00	Primas	2.351.388	0	0	0	0	2.351.388
401	03	08	00	Primas de profesionalización a empleados	1.348.698	0	0	0	0	1.348.698
401	03	09	00	Primas por antigüedad a empleados	903.240	0	0	0	0	903.240
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	99.450	0	0	0	0	99.450
401	04	00	00	Complementos de sueldos y salarios	3.442.588	0	0	0	0	3.442.588
401	04	06	00	Complemento a empleados por comisión de servicios	13.738	0	0	0	0	13.738
401	04	96	00	Otros complementos a empleados	3.428.850	0	0	0	0	3.428.850
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.035.183	0	0	0	0	2.035.183
401	05	03	00	Bono vacacional a empleados	2.035.183	0	0	0	0	2.035.183
401	07	00	00	Asistencia socio-económica	54.950	0	0	0	0	54.950
401	07	01	00	Capacitación y adiestramiento a empleados	54.950	0	0	0	0	54.950
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.312.098**	**0**	**0**	**0**	**0**	**4.312.098**
402	01	00	00	Productos alimenticios y agropecuarios	142.275	0	0	0	0	142.275
402	01	01	00	Alimentos y bebidas para personas	142.275	0	0	0	0	142.275
402	03	00	00	Textiles y vestuarios	407.585	0	0	0	0	407.585
402	03	01	00	Textiles	5.260	0	0	0	0	5.260
402	03	02	00	Prendas de vestir	402.325	0	0	0	0	402.325
402	04	00	00	Productos de cuero y caucho	208.750	0	0	0	0	208.750
402	04	03	00	Cauchos y tripas para vehículos	208.750	0	0	0	0	208.750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128809 450330000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL CUMANÁ

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE CRUDO, GAS Y MINERALES EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS; ASÍ COMO DE LOS RECURSOS MINERALES DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGÉTICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS PETROLEROS, GASÍFEROS Y MINEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS HIDROCARBUROS Y SUS DERIVADOS Y DE LOS RECURSOS MINERALES CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.200

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	764.518	0	0	0	0	764.518
402	05	01	00	Pulpa de madera, papel y cartón	506	0	0	0	0	506
402	05	02	00	Envases y cajas de papel y cartón	4.982	0	0	0	0	4.982
402	05	03	00	Productos de papel y cartón para oficina	754.420	0	0	0	0	754.420
402	05	04	00	Libros, revistas y periódicos	1.640	0	0	0	0	1.640
402	05	99	00	Otros productos de pulpa, papel y cartón	2.970	0	0	0	0	2.970
402	06	00	00	Productos químicos y derivados	35.481	0	0	0	0	35.481
402	06	02	00	Abonos, plaguicidas y otros	4.796	0	0	0	0	4.796
402	06	03	00	Tintas, pinturas y colorantes	7.813	0	0	0	0	7.813
402	06	04	00	Productos farmacéuticos y medicamentos	20.058	0	0	0	0	20.058
402	06	05	00	Productos de tocador	2.814	0	0	0	0	2.814
402	07	00	00	Productos minerales no metálicos	8.191	0	0	0	0	8.191
402	07	04	00	Cemento, cal y yeso	8.191	0	0	0	0	8.191
402	08	00	00	Productos metálicos	789.709	0	0	0	0	789.709
402	08	09	00	Repuestos y accesorios para equipos de transporte	789.709	0	0	0	0	789.709
402	10	00	00	Productos varios y útiles diversos	1.169.501	0	0	0	0	1.169.501
402	10	01	00	Artículos de deporte, recreación y juguetes	2.250	0	0	0	0	2.250
402	10	02	00	Materiales y útiles de limpieza y aseo	19.837	0	0	0	0	19.837
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	8.614	0	0	0	0	8.614
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	266.679	0	0	0	0	266.679
402	10	07	00	Productos de seguridad en el trabajo	604.621	0	0	0	0	604.621
402	10	08	00	Materiales para equipos de computación	265.000	0	0	0	0	265.000
402	10	11	00	Materiales eléctricos	2.500	0	0	0	0	2.500
402	99	00	00	Otros materiales y suministros	786.088	0	0	0	0	786.088
402	99	01	00	Otros materiales y suministros	786.088	0	0	0	0	786.088

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128809 450330000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL CUMANÁ

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE CRUDO, GAS Y MINERALES EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS; ASÍ COMO DE LOS RECURSOS MINERALES DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGÉTICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS PETROLEROS, GASÍFEROS Y MINEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS HIDROCARBUROS Y SUS DERIVADOS Y DE LOS RECURSOS MINERALES CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.200

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**4.487.560**	**0**	**0**	**0**	**0**	**4.487.560**
403	06	00	00	Servicios de transporte y almacenaje	16.944	0	0	0	0	16.944
403	06	01	00	Fletes y embalajes	1.500	0	0	0	0	1.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	15.444	0	0	0	0	15.444
403	07	00	00	Servicios de información, impresión y relaciones públicas	20.360	0	0	0	0	20.360
403	07	02	00	Imprenta y reproducción	13.500	0	0	0	0	13.500
403	07	04	00	Avisos	6.860	0	0	0	0	6.860
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	588	0	0	0	0	588
403	08	02	00	Comisiones y gastos bancarios	588	0	0	0	0	588
403	09	00	00	Viáticos y pasajes	1.173.075	0	0	0	0	1.173.075
403	09	01	00	Viáticos y pasajes dentro del país	909.825	0	0	0	0	909.825
403	09	02	00	Viáticos y pasajes fuera del país	263.250	0	0	0	0	263.250
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	93.000	0	0	0	0	93.000
403	10	99	00	Otros servicios profesionales y técnicos	93.000	0	0	0	0	93.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	780.376	0	0	0	0	780.376
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	388.560	0	0	0	0	388.560
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	391.816	0	0	0	0	391.816
403	12	00	00	Conservación y reparaciones menores de obras	561.905	0	0	0	0	561.905
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	561.905	0	0	0	0	561.905
403	18	00	00	Impuestos indirectos	1.067.675	0	0	0	0	1.067.675
403	18	01	00	Impuesto al valor agregado	1.067.675	0	0	0	0	1.067.675
403	99	00	00	Otros servicios no personales	773.637	0	0	0	0	773.637
403	99	01	00	Otros servicios no personales	773.637	0	0	0	0	773.637
404	**00**	**00**	**00**	**Activos reales**	**1.064.588**	**0**	**0**	**0**	**0**	**1.064.588**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	63.750	0	0	0	0	63.750

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128809 450330000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL CUMANÁ

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE CRUDO GAS Y MINERALES EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS; ASÍ COMO DE LOS RECURSOS MINERALES DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGETICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS PETROLEROS, GASIFEROS Y MINEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS HIDROCARBUROS Y SUS DERIVADOS Y DE LOS RECURSOS MINERALES CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: ACTIVIDAD

META: 1.200

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	63.750	0	0	0	0	63.750
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.000.838	0	0	0	0	1.000.838
404	09	01	00	Mobiliario y equipos de oficina	235.938	0	0	0	0	235.938
404	09	02	00	Equipos de computación	764.900	0	0	0	0	764.900
				Totales	**22.264.299**	**0**	**0**	0	**0**	**22.264.299**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128809 450330000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL CUMANÁ

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE CRUDO, GAS Y MINERALES EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS; ASÍ COMO DE LOS RECURSOS MINERALES DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGÉTICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS PETROLEROS, GASÍFEROS Y MINEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS HIDROCARBUROS Y SUS DERIVADOS Y DE LOS RECURSOS MINERALES CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.200

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128809 450330000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL CUMANÁ

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE CRUDO, GAS Y MINERALES EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS; ASÍ COMO DE LOS RECURSOS MINERALES DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGÉTICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS PETROLEROS, GASÍFEROS Y MINEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS HIDROCARBUROS Y SUS DERIVADOS Y DE LOS RECURSOS MINERALES CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.200

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450330001 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACION, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS HIDROCARBURÍFEROS

UNIDAD DE MEDIDA: ACTA **META:** 760

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**12.400.053**	**0**	**0**	**0**	**0**	**12.400.053**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.784.850	0	0	0	0	2.784.850
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.747.460	0	0	0	0	2.747.460
401	01	03	00	Suplencias a empleados	37.390	0	0	0	0	37.390
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.731.094	0	0	0	0	1.731.094
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.731.094	0	0	0	0	1.731.094
401	03	00	00	Primas	2.351.388	0	0	0	0	2.351.388
401	03	08	00	Primas de profesionalización a empleados	1.348.698	0	0	0	0	1.348.698
401	03	09	00	Primas por antigüedad a empleados	903.240	0	0	0	0	903.240
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	99.450	0	0	0	0	99.450
401	04	00	00	Complementos de sueldos y salarios	3.442.588	0	0	0	0	3.442.588
401	04	06	00	Complemento a empleados por comisión de servicios	13.738	0	0	0	0	13.738
401	04	96	00	Otros complementos a empleados	3.428.850	0	0	0	0	3.428.850
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.035.183	0	0	0	0	2.035.183
401	05	03	00	Bono vacacional a empleados	2.035.183	0	0	0	0	2.035.183
401	07	00	00	Asistencia socio-económica	54.950	0	0	0	0	54.950
401	07	01	00	Capacitación y adiestramiento a empleados	54.950	0	0	0	0	54.950
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.653.413**	**0**	**0**	**0**	**0**	**1.653.413**
402	01	00	00	Productos alimenticios y agropecuarios	5.220	0	0	0	0	5.220
402	01	01	00	Alimentos y bebidas para personas	5.220	0	0	0	0	5.220

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128809 450330000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL CUMANÁ

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE CRUDO, GAS Y MINERALES EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS; ASÍ COMO DE LOS RECURSOS MINERALES DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGÉTICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS PETROLEROS, GASÍFEROS Y MINEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS HIDROCARBUROS Y SUS DERIVADOS Y DE LOS RECURSOS MINERALES CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.200

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450330001 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS HIDROCARBURÍFEROS

UNIDAD DE MEDIDA: ACTA **META:** 760

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	00	00	Textiles y vestuarios	79.200	0	0	0	0	79.200
402	03	02	00	Prendas de vestir	79.200	0	0	0	0	79.200
402	04	00	00	Productos de cuero y caucho	33.750	0	0	0	0	33.750
402	04	03	00	Cauchos y tripas para vehículos	33.750	0	0	0	0	33.750
402	05	00	00	Productos de papel, cartón e impresos	288.281	0	0	0	0	288.281
402	05	01	00	Pulpa de madera, papel y cartón	337	0	0	0	0	337
402	05	02	00	Envases y cajas de papel y cartón	4.813	0	0	0	0	4.813
402	05	03	00	Productos de papel y cartón para oficina	281.646	0	0	0	0	281.646
402	05	99	00	Otros productos de pulpa, papel y cartón	1.485	0	0	0	0	1.485
402	06	00	00	Productos químicos y derivados	2.379	0	0	0	0	2.379
402	06	04	00	Productos farmacéuticos y medicamentos	972	0	0	0	0	972
402	06	05	00	Productos de tocador	1.407	0	0	0	0	1.407
402	07	00	00	Productos minerales no metálicos	4.572	0	0	0	0	4.572
402	07	04	00	Cemento, cal y yeso	4.572	0	0	0	0	4.572
402	08	00	00	Productos metálicos	136.085	0	0	0	0	136.085
402	08	09	00	Repuestos y accesorios para equipos de transporte	136.085	0	0	0	0	136.085
402	10	00	00	Productos varios y útiles diversos	330.288	0	0	0	0	330.288
402	10	01	00	Artículos de deporte, recreación y juguetes	2.250	0	0	0	0	2.250
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	25.638	0	0	0	0	25.638
402	10	07	00	Productos de seguridad en el trabajo	169.900	0	0	0	0	169.900
402	10	08	00	Materiales para equipos de computación	132.500	0	0	0	0	132.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128809 450330000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALIAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL CUMANÁ

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE CRUDO, GAS Y MINERALES EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS; ASÍ COMO DE LOS RECURSOS MINERALES DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGÉTICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS PETROLEROS, GASÍFEROS Y MINEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS HIDROCARBUROS Y SUS DERIVADOS Y DE LOS RECURSOS MINERALES CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.200

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450330001 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS HIDROCARBURÍFEROS

UNIDAD DE MEDIDA: ACTA **META:** 760

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	99	00	00	Otros materiales y suministros	773.638	0	0	0	0	773.638
402	99	01	00	Otros materiales y suministros	773.638	0	0	0	0	773.638
403	**00**	**00**	**00**	**Servicios no personales**	**1.925.479**	**0**	**0**	**0**	**0**	**1.925.479**
403	06	00	00	Servicios de transporte y almacenaje	7.440	0	0	0	0	7.440
403	06	01	00	Fletes y embalajes	1.500	0	0	0	0	1.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	5.940	0	0	0	0	5.940
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.805	0	0	0	0	6.805
403	07	02	00	Imprenta y reproducción	3.375	0	0	0	0	3.375
403	07	04	00	Avisos	3.430	0	0	0	0	3.430
403	09	00	00	Viáticos y pasajes	263.250	0	0	0	0	263.250
403	09	02	00	Viáticos y pasajes fuera del país	263.250	0	0	0	0	263.250
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	93.000	0	0	0	0	93.000
403	10	99	00	Otros servicios profesionales y técnicos	93.000	0	0	0	0	93.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	353.200	0	0	0	0	353.200
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	296.400	0	0	0	0	296.400
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	56.800	0	0	0	0	56.800
403	18	00	00	Impuestos indirectos	428.147	0	0	0	0	428.147
403	18	01	00	Impuesto al valor agregado	428.147	0	0	0	0	428.147
403	99	00	00	Otros servicios no personales	773.637	0	0	0	0	773.637
403	99	01	00	Otros servicios no personales	773.637	0	0	0	0	773.637

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128809 450330000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL CUMANÁ

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE CRUDO, GAS Y MINERALES EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS; ASÍ COMO DE LOS RECURSOS MINERALES DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGÉTICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS PETROLEROS, GASÍFEROS Y MINEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS HIDROCARBUROS Y SUS DERIVADOS Y DE LOS RECURSOS MINERALES CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.200

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450330001 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS HIDROCARBURÍFEROS

UNIDAD DE MEDIDA: ACTA **META:** 760

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**316.445**	**0**	**0**	**0**	**0**	**316.445**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	31.875	0	0	0	0	31.875
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	31.875	0	0	0	0	31.875
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	284.570	0	0	0	0	284.570
404	09	01	00	Mobiliario y equipos de oficina	78.750	0	0	0	0	78.750
404	09	02	00	Equipos de computación	205.820	0	0	0	0	205.820
				Totales	**16.295.390**	**0**	**0**	**0**	**0**	**16.295.390**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128809 450330000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL CUMANÁ

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE CRUDO, GAS Y MINERALES EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS; ASÍ COMO DE LOS RECURSOS MINERALES DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGÉTICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS PETROLEROS, GASÍFEROS Y MINEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS HIDROCARBUROS Y SUS DERIVADOS Y DE LOS RECURSOS MINERALES CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.200

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 450330002 CONTROLAR Y CERTIFICAR LOS VOLÚMENES DE HIDROCARBUROS Y SUS DERIVADOS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN SU JURISDICCION O SUPERFICIE TERRITORIAL DE COMPETENCIA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 192

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.447.645**	**0**	**0**	**0**	**0**	**1.447.645**
402	01	00	00	Productos alimenticios y agropecuarios	54.105	0	0	0	0	54.105
402	01	01	00	Alimentos y bebidas para personas	54.105	0	0	0	0	54.105
402	03	00	00	Textiles y vestuarios	178.750	0	0	0	0	178.750
402	03	02	00	Prendas de vestir	178.750	0	0	0	0	178.750
402	05	00	00	Productos de papel, cartón e impresos	318.322	0	0	0	0	318.322
402	05	01	00	Pulpa de madera, papel y cartón	169	0	0	0	0	169
402	05	03	00	Productos de papel y cartón para oficina	318.153	0	0	0	0	318.153
402	06	00	00	Productos químicos y derivados	15.736	0	0	0	0	15.736
402	06	02	00	Abonos, plaguicidas y otros	2.398	0	0	0	0	2.398
402	06	03	00	Tintas, pinturas y colorantes	7.813	0	0	0	0	7.813
402	06	04	00	Productos farmacéuticos y medicamentos	5.525	0	0	0	0	5.525
402	08	00	00	Productos metálicos	545.961	0	0	0	0	545.961
402	08	09	00	Repuestos y accesorios para equipos de transporte	545.961	0	0	0	0	545.961
402	10	00	00	Productos varios y útiles diversos	328.546	0	0	0	0	328.546
402	10	02	00	Materiales y útiles de limpieza y aseo	1.954	0	0	0	0	1.954
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	90.508	0	0	0	0	90.508
402	10	07	00	Productos de seguridad en el trabajo	103.584	0	0	0	0	103.584
402	10	08	00	Materiales para equipos de computación	132.500	0	0	0	0	132.500
402	99	00	00	Otros materiales y suministros	6.225	0	0	0	0	6.225
402	99	01	00	Otros materiales y suministros	6.225	0	0	0	0	6.225

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128809 450330000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL CUMANÁ

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE CRUDO, GAS Y MINERALES EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS; ASÍ COMO DE LOS RECURSOS MINERALES DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGÉTICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS PETROLEROS, GASÍFEROS Y MINEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS HIDROCARBUROS Y SUS DERIVADOS Y DE LOS RECURSOS MINERALES CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.200

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450330002 CONTROLAR Y CERTIFICAR LOS VOLÚMENES DE HIDROCARBUROS Y SUS DERIVADOS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN SU JURISDICCIÓN O SUPERFICIE TERRITORIAL DE COMPETENCIA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 192

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ

FA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**888.631**	**0**	**0**	**0**	**0**	**888.631**
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.375	0	0	0	0	3.375
403	07	02	00	Imprenta y reproducción	3.375	0	0	0	0	3.375
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	84	0	0	0	0	84
403	08	02	00	Comisiones y gastos bancarios	84	0	0	0	0	84
403	09	00	00	Viáticos y pasajes	265.425	0	0	0	0	265.425
403	09	01	00	Viáticos y pasajes dentro del país	265.425	0	0	0	0	265.425
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	346.136	0	0	0	0	346.136
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	67.920	0	0	0	0	67.920
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	278.216	0	0	0	0	278.216
403	18	00	00	Impuestos indirectos	273.611	0	0	0	0	273.611
403	18	01	00	Impuesto al valor agregado	273.611	0	0	0	0	273.611
404	**00**	**00**	**00**	**Activos reales**	**217.420**	**0**	**0**	**0**	**0**	**217.420**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	217.420	0	0	0	0	217.420
404	09	02	00	Equipos de computación	217.420	0	0	0	0	217.420
				Totales	**2.553.696**	**0**	**0**	**0**	**0**	**2.553.696**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128809 450330000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL CUMANÁ

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE CRUDO, GAS Y MINERALES EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS; ASÍ COMO DE LOS RECURSOS MINERALES DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGÉTICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS PETROLEROS, GASÍFEROS Y MINEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS HIDROCARBUROS Y SUS DERIVADOS Y DE LOS RECURSOS MINERALES CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.200

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 450330003 ELABORAR EL BALANCE VOLUMÉTRICO DE LA PRODUCCIÓN, USO Y DISPERSIÓN, TOMANDO COMO BASE LOS VOLÚMENES CUANTIFICADOS, A TRAVÉS DEL SISTEMA DE TRANSFERENCIA Y CUSTODIA DE HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME **META:** 48

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**850.391**	**0**	**0**	**0**	**0**	**850.391**
402	01	00	00	Productos alimenticios y agropecuarios	70.980	0	0	0	0	70.980
402	01	01	00	Alimentos y bebidas para personas	70.980	0	0	0	0	70.980
402	03	00	00	Textiles y vestuarios	60.260	0	0	0	0	60.260
402	03	01	00	Textiles	5.260	0	0	0	0	5.260
402	03	02	00	Prendas de vestir	55.000	0	0	0	0	55.000
402	04	00	00	Productos de cuero y caucho	175.000	0	0	0	0	175.000
402	04	03	00	Cauchos y tripas para vehículos	175.000	0	0	0	0	175.000
402	05	00	00	Productos de papel, cartón e impresos	95.319	0	0	0	0	95.319
402	05	03	00	Productos de papel y cartón para oficina	93.679	0	0	0	0	93.679
402	05	04	00	Libros, revistas y periódicos	1.640	0	0	0	0	1.640
402	06	00	00	Productos químicos y derivados	11.055	0	0	0	0	11.055
402	06	02	00	Abonos, plaguicidas y otros	2.398	0	0	0	0	2.398
402	06	04	00	Productos farmacéuticos y medicamentos	8.657	0	0	0	0	8.657
402	07	00	00	Productos minerales no metálicos	2.072	0	0	0	0	2.072
402	07	04	00	Cemento, cal y yeso	2.072	0	0	0	0	2.072
402	08	00	00	Productos metálicos	107.663	0	0	0	0	107.663
402	08	09	00	Repuestos y accesorios para equipos de transporte	107.663	0	0	0	0	107.663
402	10	00	00	Productos varios y útiles diversos	321.817	0	0	0	0	321.817
402	10	02	00	Materiales y útiles de limpieza y aseo	7.847	0	0	0	0	7.847
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.307	0	0	0	0	4.307

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128809 450330000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL CUMANÁ

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE CRUDO, GAS Y MINERALES EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS; ASÍ COMO DE LOS RECURSOS MINERALES DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGÉTICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS PETROLEROS, GASÍFEROS Y MINEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS HIDROCARBUROS Y SUS DERIVADOS Y DE LOS RECURSOS MINERALES CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.200

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450330003 ELABORAR EL BALANCE VOLUMÉTRICO DE LA PRODUCCIÓN, USO Y DISPERSIÓN, TOMANDO COMO BASE LOS VOLÚMENES CUANTIFICADOS, A TRAVÉS DEL SISTEMA DE TRANSFERENCIA Y CUSTODIA DE HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME **META:** 48

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	115.520	0	0	0	0	115.520
402	10	07	00	Productos de seguridad en el trabajo	191.643	0	0	0	0	191.643
402	10	11	00	Materiales eléctricos	2.500	0	0	0	0	2.500
402	99	00	00	Otros materiales y suministros	6.225	0	0	0	0	6.225
402	99	01	00	Otros materiales y suministros	6.225	0	0	0	0	6.225
403	**00**	**00**	**00**	**Servicios no personales**	**979.249**	**0**	**0**	**0**	**0**	**979.249**
403	06	00	00	Servicios de transporte y almacenaje	5.940	0	0	0	0	5.940
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	5.940	0	0	0	0	5.940
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.375	0	0	0	0	3.375
403	07	02	00	Imprenta y reproducción	3.375	0	0	0	0	3.375
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	420	0	0	0	0	420
403	08	02	00	Comisiones y gastos bancarios	420	0	0	0	0	420
403	09	00	00	Viáticos y pasajes	346.850	0	0	0	0	346.850
403	09	01	00	Viáticos y pasajes dentro del país	346.850	0	0	0	0	346.850
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	56.800	0	0	0	0	56.800
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	56.800	0	0	0	0	56.800
403	12	00	00	Conservación y reparaciones menores de obras	349.864	0	0	0	0	349.864
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	349.864	0	0	0	0	349.864
403	18	00	00	Impuestos indirectos	216.000	0	0	0	0	216.000
403	18	01	00	Impuesto al valor agregado	216.000	0	0	0	0	216.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128809 450330000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL CUMANÁ

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE CRUDO, GAS Y MINERALES EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS; ASÍ COMO DE LOS RECURSOS MINERALES DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGÉTICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS PETROLEROS, GASÍFEROS Y MINEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS HIDROCARBUROS Y SUS DERIVADOS Y DE LOS RECURSOS MINERALES CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.200

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450330003 ELABORAR EL BALANCE VOLUMÉTRICO DE LA PRODUCCIÓN, USO Y DISPERSIÓN, TOMANDO COMO BASE LOS VOLÚMENES CUANTIFICADOS, A TRAVÉS DEL SISTEMA DE TRANSFERENCIA Y CUSTODIA DE HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME **META:** 48

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**186.360**	**0**	**0**	**0**	**0**	**186.360**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	186.360	0	0	0	0	186.360
404	09	02	00	Equipos de computación	186.360	0	0	0	0	186.360
				Totales	**2.016.000**	**0**	**0**	**0**	**0**	**2.016.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128809 450330000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL CUMANÁ

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE CRUDO, GAS Y MINERALES EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS; ASÍ COMO DE LOS RECURSOS MINERALES DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGÉTICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS PETROLEROS, GASÍFEROS Y MINEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS HIDROCARBUROS Y SUS DERIVADOS Y DE LOS RECURSOS MINERALES CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.200

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450330004 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS MINEROS

UNIDAD DE MEDIDA: ACTA **META:** 140

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**294.386**	**0**	**0**	**0**	**0**	**294.386**
402	01	00	00	Productos alimenticios y agropecuarios	3.480	0	0	0	0	3.480
402	01	01	00	Alimentos y bebidas para personas	3.480	0	0	0	0	3.480
402	03	00	00	Textiles y vestuarios	89.375	0	0	0	0	89.375
402	03	02	00	Prendas de vestir	89.375	0	0	0	0	89.375
402	05	00	00	Productos de papel, cartón e impresos	39.440	0	0	0	0	39.440
402	05	02	00	Envases y cajas de papel y cartón	169	0	0	0	0	169
402	05	03	00	Productos de papel y cartón para oficina	37.786	0	0	0	0	37.786
402	05	99	00	Otros productos de pulpa, papel y cartón	1.485	0	0	0	0	1.485
402	06	00	00	Productos químicos y derivados	1.595	0	0	0	0	1.595
402	06	04	00	Productos farmacéuticos y medicamentos	188	0	0	0	0	188
402	06	05	00	Productos de tocador	1.407	0	0	0	0	1.407
402	07	00	00	Productos minerales no metálicos	525	0	0	0	0	525
402	07	04	00	Cemento, cal y yeso	525	0	0	0	0	525
402	10	00	00	Productos varios y útiles diversos	159.971	0	0	0	0	159.971
402	10	02	00	Materiales y útiles de limpieza y aseo	2.189	0	0	0	0	2.189
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	18.288	0	0	0	0	18.288
402	10	07	00	Productos de seguridad en el trabajo	139.494	0	0	0	0	139.494
403	**00**	**00**	**00**	**Servicios no personales**	**231.509**	**0**	**0**	**0**	**0**	**231.509**
403	06	00	00	Servicios de transporte y almacenaje	1.782	0	0	0	0	1.782
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.782	0	0	0	0	1.782

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128809 450330000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL CUMANÁ

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE CRUDO, GAS Y MINERALES EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS; ASÍ COMO DE LOS RECURSOS MINERALES DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGÉTICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS PETROLEROS, GASÍFEROS Y MINEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS HIDROCARBUROS Y SUS DERIVADOS Y DE LOS RECURSOS MINERALES CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.200

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450330004 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS MINEROS

UNIDAD DE MEDIDA: ACTA **META:** 140

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	00	00	Viáticos y pasajes	118.900	0	0	0	0	118.900
403	09	01	00	Viáticos y pasajes dentro del país	118.900	0	0	0	0	118.900
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	24.240	0	0	0	0	24.240
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	24.240	0	0	0	0	24.240
403	18	00	00	Impuestos indirectos	86.587	0	0	0	0	86.587
403	18	01	00	Impuesto al valor agregado	86.587	0	0	0	0	86.587
404	**00**	**00**	**00**	**Activos reales**	**282.243**	**0**	**0**	**0**	**0**	**282.243**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	31.875	0	0	0	0	31.875
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	31.875	0	0	0	0	31.875
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	250.368	0	0	0	0	250.368
404	09	01	00	Mobiliario y equipos de oficina	157.188	0	0	0	0	157.188
404	09	02	00	Equipos de computación	93.180	0	0	0	0	93.180
				Totales	**808.138**	**0**	**0**	**0**	**0**	**808.138**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128809 450330000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL CUMANÁ

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE CRUDO, GAS Y MINERALES EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS; ASÍ COMO DE LOS RECURSOS MINERALES DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGÉTICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS PETROLEROS, GASÍFEROS Y MINEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS HIDROCARBUROS Y SUS DERIVADOS Y DE LOS RECURSOS MINERALES CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.200

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450330005 CONTROLAR Y CERTIFICAR LOS VOLÚMENES DE MINERALES, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN SU JURISDICCIÓN O SUPERFICIE TERRITORIAL DE COMPETENCIA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 60

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**66.263**	**0**	**0**	**0**	**0**	**66.263**
402	01	00	00	Productos alimenticios y agropecuarios	8.490	0	0	0	0	8.490
402	01	01	00	Alimentos y bebidas para personas	8.490	0	0	0	0	8.490
402	05	00	00	Productos de papel, cartón e impresos	23.156	0	0	0	0	23.156
402	05	03	00	Productos de papel y cartón para oficina	23.156	0	0	0	0	23.156
402	06	00	00	Productos químicos y derivados	4.716	0	0	0	0	4.716
402	06	04	00	Productos farmacéuticos y medicamentos	4.716	0	0	0	0	4.716
402	07	00	00	Productos minerales no metálicos	1.022	0	0	0	0	1.022
402	07	04	00	Cemento, cal y yeso	1.022	0	0	0	0	1.022
402	10	00	00	Productos varios y útiles diversos	28.879	0	0	0	0	28.879
402	10	02	00	Materiales y útiles de limpieza y aseo	7.847	0	0	0	0	7.847
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.307	0	0	0	0	4.307
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	16.725	0	0	0	0	16.725
403	**00**	**00**	**00**	**Servicios no personales**	**462.692**	**0**	**0**	**0**	**0**	**462.692**
403	06	00	00	Servicios de transporte y almacenaje	1.782	0	0	0	0	1.782
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.782	0	0	0	0	1.782
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.805	0	0	0	0	6.805
403	07	02	00	Imprenta y reproducción	3.375	0	0	0	0	3.375
403	07	04	00	Avisos	3.430	0	0	0	0	3.430
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	84	0	0	0	0	84
403	08	02	00	Comisiones y gastos bancarios	84	0	0	0	0	84

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128809 450330000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL CUMANÁ

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE CRUDO, GAS Y MINERALES EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS; ASÍ COMO DE LOS RECURSOS MINERALES DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGETICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS PETROLEROS, GASÍFEROS Y MINEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS HIDROCARBUROS Y SUS DERIVADOS Y DE LOS RECURSOS MINERALES CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.200

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450330005 CONTROLAR Y CERTIFICAR LOS VOLÚMENES DE MINERALES, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN SU JURISDICCIÓN O SUPERFICIE TERRITORIAL DE COMPETENCIA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 60

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CUMANÁ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	00	00	Viáticos y pasajes	178.650	0	0	0	0	178.650
403	09	01	00	Viáticos y pasajes dentro del país	178.650	0	0	0	0	178.650
403	12	00	00	Conservación y reparaciones menores de obras	212.041	0	0	0	0	212.041
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	212.041	0	0	0	0	212.041
403	18	00	00	Impuestos indirectos	63.330	0	0	0	0	63.330
403	18	01	00	Impuesto al valor agregado	63.330	0	0	0	0	63.330
404	**00**	**00**	**00**	**Activos reales**	**62.120**	**0**	**0**	**0**	**0**	**62.120**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	62.120	0	0	0	0	62.120
404	09	02	00	Equipos de computación	62.120	0	0	0	0	62.120
				Totales	**591.075**	**0**	**0**	**0**	**0**	**591.075**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128641 450331000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BARINAS

OBJETIVO DEL PROYECTO: SUPERVISAR, FISCALIZAR Y CONTROLAR LAS ACTIVIDADES BÁSICAS, CONEXAS Y ESTRATÉGICAS DE LA INDUSTRIA PETROLERA, GASÍFERA Y MINERA; PARA GARANTIZAR EL CUMPLIMIENTO DE LAS LEYES Y NORMATIVAS DE ESTAS ÁREAS, EJERCIENDO LA SOBERANÍA NACIONAL, ASÍ COMO LA CONSERVACIÓN Y APROVECHAMIENTO DE ESTOS RECURSOS, PARA LO CUAL SE EJECUTARÁ EL PLAN DE FISCALIZACIÓN E INSPECCIÓN, SEGUIMIENTO Y CONTROL DE ESTAS ACTIVIDADES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2.915

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARINAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**26.891.498**	0	0	0	0	**26.891.498**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.053.206	0	0	0	0	6.053.206
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	5.926.752	0	0	0	0	5.926.752
401	01	03	00	Suplencias a empleados	126.454	0	0	0	0	126.454
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.325 401	0	0	0	0	4.325.401
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.325.401	0	0	0	0	4.325.401
401	03	00	00	Primas	5.343.024	0	0	0	0	5.343.024
401	03	08	00	Primas de profesionalización a empleados	2.988.984	0	0	0	0	2.988.984
401	03	09	00	Primas por antigüedad a empleados	2.301.390	0	0	0	0	2.301.390
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.650	0	0	0	0	52.650
401	04	00	00	Complementos de sueldos y salarios	6.633.414	0	0	0	0	6.633.414
401	04	06	00	Complemento a empleados por comisión de servicios	29.634	0	0	0	0	29.634
401	04	96	00	Otros complementos a empleados	6.603.780	0	0	0	0	6.603.780
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.417.917	0	0	0	0	4.417.917
401	05	03	00	Bono vacacional a empleados	4.417.917	0	0	0	0	4.417.917
401	07	00	00	Asistencia socio-económica	118.53	0	0	0	0	118.536
401	07	01	00	Capacitación y adiestramiento a empleados	118.536	0	0	0	0	118.536
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.475.116**	0	0	0	0	**9.475.116**
402	01	00	00	Productos alimenticios y agropecuarios	1.890	0	0	0	0	1.890
402	01	01	00	Alimentos y bebidas para personas	1.890	0	0	0	0	1.890
402	03	00	00	Textiles y vestuarios	1.200.000	0	0	0	0	1.200.000
402	03	02	00	Prendas de vestir	1.200.000	0	0	0	0	1.200.000
402	05	00	00	Productos de papel, cartón e impresos	2.710.205	0	0	0	0	2.710.205
402	05	01	00	Pulpa de madera, papel y cartón	115.739	0	0	0	0	115.739
402	05	03	00	Productos de papel y cartón para oficina	2.591.497	0	0	0	0	2.591.497
402	05	99	00	Otros productos de pulpa, papel y cartón	2.969	0	0	0	0	2.969
402	06	00	00	Productos químicos y derivados	133.470	0	0	0	0	133.470

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128641 450331000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BARINAS

OBJETIVO DEL PROYECTO: SUPERVISAR, FISCALIZAR Y CONTROLAR LAS ACTIVIDADES BÁSICAS, CONEXAS Y ESTRATÉGICAS DE LA INDUSTRIA PETROLERA, GASÍFERA Y MINERA; PARA GARANTIZAR EL CUMPLIMIENTO DE LAS LEYES Y NORMATIVAS DE ESTAS ÁREAS, EJERCIENDO LA SOBERANÍA NACIONAL, ASÍ COMO LA CONSERVACIÓN Y APROVECHAMIENTO DE ESTOS RECURSOS, PARA LO CUAL SE EJECUTARÁ EL PLAN DE FISCALIZACIÓN E INSPECCIÓN, SEGUIMIENTO Y CONTROL DE ESTAS ACTIVIDADES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2.915

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARINAS **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	98.313	0	0	0	0	98.313
402	06	05	00	Productos de tocador	35.157	0	0	0	0	35.157
402	08	00	00	Productos metálicos	386.744	0	0	0	0	386.744
402	08	09	00	Repuestos y accesorios para equipos de transporte	386.744	0	0	0	0	386.744
402	10	00	00	Productos varios y útiles diversos	3.276.879	0	0	0	0	3.276.879
402	10	02	00	Materiales y útiles de limpieza y aseo	95.880	0	0	0	0	95.880
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	519.478	0	0	0	0	519.478
402	10	07	00	Productos de seguridad en el trabajo	1.504.082	0	0	0	0	1.504.082
402	10	08	00	Materiales para equipos de computación	1.157.439	0	0	0	0	1.157.439
402	99	00	00	Otros materiales y suministros	1.765.928	0	0	0	0	1.765.928
402	99	01	00	Otros materiales y suministros	1.765.928	0	0	0	0	1.765.928
403	**00**	**00**	**00**	**Servicios no personales**	**9.797.205**	**0**	**0**	**0**	**0**	**9.797.205**
403	06	00	00	Servicios de transporte y almacenaje	30.900	0	0	0	0	30.900
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	30.900	0	0	0	0	30.900
403	09	00	00	Viáticos y pasajes	1.730.100	0	0	0	0	1.730.100
403	09	01	00	Viáticos y pasajes dentro del país	1.730.100	0	0	0	0	1.730.100
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.607.000	0	0	0	0	3.607.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.373.000	0	0	0	0	1.373.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	310.000	0	0	0	0	310.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.924.000	0	0	0	0	1.924.000
403	18	00	00	Impuestos indirectos	2.588.277	0	0	0	0	2.588.277
403	18	01	00	Impuesto al valor agregado	2.588.277	0	0	0	0	2.588.277
403	99	00	00	Otros servicios no personales	1.840.928	0	0	0	0	1.840.928
403	99	01	00	Otros servicios no personales	1.840.928	0	0	0	0	1.840.928
404	**00**	**00**	**00**	**Activos reales**	**4.657.335**	**0**	**0**	**0**	**0**	**4.657.335**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	2.615.000	0	0	0	0	2.615.000
404	01	01	00	Repuestos mayores	1.100.000	0	0	0	0	1.100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128641 450331000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BARINAS

OBJETIVO DEL PROYECTO: SUPERVISAR, FISCALIZAR Y CONTROLAR LAS ACTIVIDADES BÁSICAS, CONEXAS Y ESTRATÉGICAS DE LA INDUSTRIA PETROLERA, GASÍFERA Y MINERA; PARA GARANTIZAR EL CUMPLIMIENTO DE LAS LEYES Y NORMATIVAS DE ESTAS ÁREAS, EJERCIENDO LA SOBERANÍA NACIONAL, ASÍ COMO LA CONSERVACIÓN Y APROVECHAMIENTO DE ESTOS RECURSOS, PARA LO CUAL SE EJECUTARÁ EL PLAN DE FISCALIZACIÓN E INSPECCIÓN, SEGUIMIENTO Y CONTROL DE ESTAS ACTIVIDADES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2.915

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARINAS **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.100.000	0	0	0	0	1.100.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	1.515.000	0	0	0	0	1.515.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	1.140.000	0	0	0	0	1.140.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	375.000	0	0	0	0	375.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	50.500	0	0	0	0	50.500
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	25.500	0	0	0	0	25.500
404	03	05	00	Maquinaria y equipos industriales y de taller	25.000	0	0	0	0	25.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	19.867	0	0	0	0	19.867
404	05	01	00	Equipos de telecomunicaciones	19.867	0	0	0	0	19.867
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	338.250	0	0	0	0	338.250
404	07	01	00	Equipos científicos y de laboratorio	309.000	0	0	0	0	309.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	29.250	0	0	0	0	29.250
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.633.718	0	0	0	0	1.633.718
404	09	01	00	Mobiliario y equipos de oficina	1.455.718	0	0	0	0	1.455.718
404	09	02	00	Equipos de computación	43.000	0	0	0	0	43.000
404	09	03	00	Mobiliario y equipos de alojamiento	75.000	0	0	0	0	75.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	60.000	0	0	0	0	60.000
				Totales	**50.821.154**	**0**	**0**	**0**	**0**	**50.821.154**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128641 450331000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BARINAS

OBJETIVO DEL PROYECTO: SUPERVISAR, FISCALIZAR Y CONTROLAR LAS ACTIVIDADES BÁSICAS, CONEXAS Y ESTRATÉGICAS DE LA INDUSTRIA PETROLERA, GASÍFERA Y MINERA; PARA GARANTIZAR EL CUMPLIMIENTO DE LAS LEYES Y NORMATIVAS DE ESTAS ÁREAS EJERCIENDO LA SOBERANÍA NACIONAL, ASÍ COMO LA CONSERVACIÓN Y APROVECHAMIENTO DE ESTOS RECURSOS, PARA LO CUAL SE EJECUTARÁ EL PLAN DE FISCALIZACIÓN E INSPECCIÓN, SEGUIMIENTO Y CONTROL DE ESTAS ACTIVIDADES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2.915

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARINAS **PRESUPUESTO:** 2016

RELACION DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128641 450331000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BARINAS

OBJETIVO DEL PROYECTO: SUPERVISAR, FISCALIZAR Y CONTROLAR LAS ACTIVIDADES BÁSICAS, CONEXAS Y ESTRATÉGICAS DE LA INDUSTRIA PETROLERA, GASÍFERA Y MINERA; PARA GARANTIZAR EL CUMPLIMIENTO DE LAS LEYES Y NORMATIVAS DE ESTAS ÁREAS, EJERCIENDO LA SOBERANÍA NACIONAL, ASÍ COMO LA CONSERVACIÓN Y APROVECHAMIENTO DE ESTOS RECURSOS, PARA LO CUAL SE EJECUTARÁ EL PLAN DE FISCALIZACIÓN E INSPECCIÓN, SEGUIMIENTO Y CONTROL DE ESTAS ACTIVIDADES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2.915

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARINAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450331001 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS HIDROCARBURÍFEROS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1.366

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**26.891.498**	0	0	0	0	**26.891.498**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.053.206	0	0	0	0	6.053.206
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	5.926.752	0	0	0	0	5.926.752
401	01	03	00	Suplencias a empleados	126.454	0	0	0	0	126.454
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.325.401	0	0	0	0	4.325.401
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.325.401	0	0	0	0	4.325.401
401	03	00	00	Primas	5.343.024	0	0	0	0	5.343.024
401	03	08	00	Primas de profesionalización a empleados	2.988.984	0	0	0	0	2.988.984
401	03	09	00	Primas por antigüedad a empleados	2.301.390	0	0	0	0	2.301.390
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.650	0	0	0	0	52.650
401	04	00	00	Complementos de sueldos y salarios	6.633.414	0	0	0	0	6.633.414
401	04	06	00	Complemento a empleados por comisión de servicios	29.634	0	0	0	0	29.634
401	04	96	00	Otros complementos a empleados	6.603.780	0	0	0	0	6.603.780
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.417.917	0	0	0	0	4.417.917
401	05	03	00	Bono vacacional a empleados	4.417.917	0	0	0	0	4.417.917
401	07	00	00	Asistencia socio-económica	118.536	0	0	0	0	118.536
401	07	01	00	Capacitación y adiestramiento a empleados	118.536	0	0	0	0	118.536
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.905.328**	**0**	**0**	**0**	**0**	**1.905.328**
402	05	00	00	Productos de papel, cartón e impresos	110.333	0	0	0	0	110.333
402	05	03	00	Productos de papel y cartón para oficina	110.333	0	0	0	0	110.333
402	10	00	00	Productos varios y útiles diversos	29.067	0	0	0	0	29.067
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	29.067	0	0	0	0	29.067
402	99	00	00	Otros materiales y suministros	1.765.928	0	0	0	0	1.765.928

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128641 450331000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BARINAS

OBJETIVO DEL PROYECTO: SUPERVISAR, FISCALIZAR Y CONTROLAR LAS ACTIVIDADES BÁSICAS, CONEXAS Y ESTRATÉGICAS DE LA INDUSTRIA PETROLERA, GASÍFERA Y MINERA; PARA GARANTIZAR EL CUMPLIMIENTO DE LAS LEYES Y NORMATIVAS DE ESTAS ÁREAS, EJERCIENDO LA SOBERANÍA NACIONAL, ASÍ COMO LA CONSERVACIÓN Y APROVECHAMIENTO DE ESTOS RECURSOS, PARA LO CUAL SE EJECUTARÁ EL PLAN DE FISCALIZACIÓN E INSPECCIÓN, SEGUIMIENTO Y CONTROL DE ESTAS ACTIVIDADES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2.915

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARINAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 450331001 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS HIDROCARBURÍFEROS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1.366

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	99	01	00	Otros materiales y suministros	1.765.928	0	0	0	0	1.765.928
403	**00**	**00**	**00**	**Servicios no personales**	**2.461.927**	**0**	**0**	**0**	**0**	**2.461.927**
403	09	00	00	Viáticos y pasajes	183.300	0	0	0	0	183.300
403	09	01	00	Viáticos y pasajes dentro del país	183.300	0	0	0	0	183.300
403	18	00	00	Impuestos indirectos	512.699	0	0	0	0	512.699
403	18	01	00	Impuesto al valor agregado	512.699	0	0	0	0	512.699
403	99	00	00	Otros servicios no personales	1.765.928	0	0	0	0	1.765.928
403	99	01	00	Otros servicios no personales	1.765.928	0	0	0	0	1.765.928
404	**00**	**00**	**00**	**Activos reales**	**190.357**	**0**	**0**	**0**	**0**	**190.357**
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.738	0	0	0	0	6.738
404	05	01	00	Equipos de telecomunicaciones	6.738	0	0	0	0	6.738
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	62.250	0	0	0	0	62.250
404	07	01	00	Equipos científicos y de laboratorio	51.000	0	0	0	0	51.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	11.250	0	0	0	0	11.250
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	121.369	0	0	0	0	121.369
404	09	01	00	Mobiliario y equipos de oficina	78.369	0	0	0	0	78.369
404	09	02	00	Equipos de computación	43.000	0	0	0	0	43.000
				Totales	**31.449.110**	**0**	**0**	**0**	**0**	**31.449.110**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128641 450331000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BARINAS

OBJETIVO DEL PROYECTO: SUPERVISAR, FISCALIZAR Y CONTROLAR LAS ACTIVIDADES BÁSICAS, CONEXAS Y ESTRATÉGICAS DE LA INDUSTRIA PETROLERA, GASÍFERA Y MINERA; PARA GARANTIZAR EL CUMPLIMIENTO DE LAS LEYES Y NORMATIVAS DE ESTAS ÁREAS, EJERCIENDO LA SOBERANÍA NACIONAL, ASÍ COMO LA CONSERVACIÓN Y APROVECHAMIENTO DE ESTOS RECURSOS, PARA LO CUAL SE EJECUTARÁ EL PLAN DE FISCALIZACIÓN E INSPECCIÓN, SEGUIMIENTO Y CONTROL DE ESTAS ACTIVIDADES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2.915

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARINAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450331002 CONTROLAR Y CERTIFICAR LOS VOLÚMENES DE HIDROCARBUROS Y SUS DERIVADOS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN SU JURISDICCIÓN O SUPERFICIE TERRITORIAL DE COMPETENCIA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 972

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.599.084**	0	0	0	0	**4.599.084**
402	03	00	00	Textiles y vestuarios	1.200.000	0	0	0	0	1.200.000
402	03	02	00	Prendas de vestir	1.200.000	0	0	0	0	1.200.000
402	05	00	00	Productos de papel, cartón e impresos	1.017.522	0	0	0	0	1.017.522
402	05	03	00	Productos de papel y cartón para oficina	1.017.522	0	0	0	0	1.017.522
402	06	00	00	Productos químicos y derivados	103.750	0	0	0	0	103.750
402	06	03	00	Tintas, pinturas y colorantes	75.625	0	0	0	0	75.625
402	06	05	00	Productos de tocador	28.125	0	0	0	0	28.125
402	08	00	00	Productos metálicos	386.744	0	0	0	0	386.744
402	08	09	00	Repuestos y accesorios para equipos de transporte	386.744	0	0	0	0	386.744
402	10	00	00	Productos varios y útiles diversos	1.891.068	0	0	0	0	1.891.068
402	10	02	00	Materiales y útiles de limpieza y aseo	56.150	0	0	0	0	56.150
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	174.324	0	0	0	0	174.324
402	10	07	00	Productos de seguridad en el trabajo	1.497.344	0	0	0	0	1.497.344
402	10	08	00	Materiales para equipos de computación	163.250	0	0	0	0	163.250
403	**00**	**00**	**00**	**Servicios no personales**	**3.444.963**	0	0	0	0	**3.444.963**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.253.000	0	0	0	0	2.253.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	738.000	0	0	0	0	738.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.505.000	0	0	0	0	1.505.000
403	18	00	00	Impuestos indirectos	1.191.963	0	0	0	0	1.191.963
403	18	01	00	Impuesto al valor agregado	1.191.963	0	0	0	0	1.191.963

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128641 450331000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCION REGIONAL BARINAS

OBJETIVO DEL PROYECTO: SUPERVISAR, FISCALIZAR Y CONTROLAR LAS ACTIVIDADES BÁSICAS, CONEXAS Y ESTRATÉGICAS DE LA INDUSTRIA PETROLERA, GASÍFERA Y MINERA; PARA GARANTIZAR EL CUMPLIMIENTO DE LAS LEYES Y NORMATIVAS DE ESTAS ÁREAS, EJERCIENDO LA SOBERANÍA NACIONAL, ASÍ COMO LA CONSERVACIÓN Y APROVECHAMIENTO DE ESTOS RECURSOS, PARA LO CUAL SE EJECUTARÁ EL PLAN DE FISCALIZACIÓN E INSPECCIÓN, SEGUIMIENTO Y CONTROL DE ESTAS ACTIVIDADES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2.915

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARINAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450331002 CONTROLAR Y CERTIFICAR LOS VOLÚMENES DE HIDROCARBUROS Y SUS DERIVADOS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN SU JURISDICCIÓN O SUPERFICIE TERRITORIAL DE COMPETENCIA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 972

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**3.080.934**	**0**	**0**	**0**	**0**	**3.080.934**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	2.615.000	0	0	0	0	2.615.000
404	01	01	00	Repuestos mayores	1.100.000	0	0	0	0	1.100.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.100.000	0	0	0	0	1.100.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	1.515.000	0	0	0	0	1.515.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	1.140.000	0	0	0	0	1.140.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	375.000	0	0	0	0	375.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	25.000	0	0	0	0	25.000
404	03	05	00	Maquinaria y equipos industriales y de taller	25.000	0	0	0	0	25.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.738	0	0	0	0	6.738
404	05	01	00	Equipos de telecomunicaciones	6.738	0	0	0	0	6.738
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	258.000	0	0	0	0	258.000
404	07	01	00	Equipos científicos y de laboratorio	258.000	0	0	0	0	258.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	176.196	0	0	0	0	176.196
404	09	01	00	Mobiliario y equipos de oficina	41.196	0	0	0	0	41.196
404	09	03	00	Mobiliario y equipos de alojamiento	75.000	0	0	0	0	75.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	60.000	0	0	0	0	60.000
				Totales	**11.124.981**	**0**	**0**	**0**	**0**	**11.124.981**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128641 450331000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BARINAS

OBJETIVO DEL PROYECTO: SUPERVISAR, FISCALIZAR Y CONTROLAR LAS ACTIVIDADES BÁSICAS, CONEXAS Y ESTRATÉGICAS DE LA INDUSTRIA PETROLERA, GASÍFERA Y MINERA; PARA GARANTIZAR EL CUMPLIMIENTO DE LAS LEYES Y NORMATIVAS DE ESTAS ÁREAS, EJERCIENDO LA SOBERANÍA NACIONAL, ASÍ COMO LA CONSERVACIÓN Y APROVECHAMIENTO DE ESTOS RECURSOS, PARA LO CUAL SE EJECUTARÁ EL PLAN DE FISCALIZACIÓN E INSPECCIÓN, SEGUIMIENTO Y CONTROL DE ESTAS ACTIVIDADES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2.915

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARINAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450331003 ELABORAR EL BALANCE VOLUMÉTRICO DE LA PRODUCCIÓN, USO Y DISPOSICIÓN TOMANDO COMO BASE LOS VOLÚMENES CUANTIFICADOS, A TRAVÉS DEL SISTEMA DE TRANSFERENCIA Y CUSTODIA DE HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME **META:** 48

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**391.438**	0	0	0	0	**391.438**
402	05	00	00	Productos de papel, cartón e impresos	246.062	0	0	0	0	246.062
402	05	03	00	Productos de papel y cartón para oficina	243.093	0	0	0	0	243.093
402	05	99	00	Otros productos de pulpa, papel y cartón	2.969	0	0	0	0	2.969
402	10	00	00	Productos varios y útiles diversos	145.376	0	0	0	0	145.376
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	19.126	0	0	0	0	19.126
402	10	08	00	Materiales para equipos de computación	126.250	0	0	0	0	126.250
403	**00**	**00**	**00**	**Servicios no personales**	**1.412.899**	0	0	0	0	**1.412.899**
403	06	00	00	Servicios de transporte y almacenaje	6.600	0	0	0	0	6.600
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	6.600	0	0	0	0	6.600
403	09	00	00	Viáticos y pasajes	673.200	0	0	0	0	673.200
403	09	01	00	Viáticos y pasajes dentro del país	673.200	0	0	0	0	673.200
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	485.000	0	0	0	0	485.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	360.000	0	0	0	0	360.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	125.000	0	0	0	0	125.000
403	18	00	00	Impuestos indirectos	248.099	0	0	0	0	248.099
403	18	01	00	Impuesto al valor agregado	248.099	0	0	0	0	248.099
404	**00**	**00**	**00**	**Activos reales**	**511.250**	0	0	0	0	**511.250**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	511.250	0	0	0	0	511.250
404	09	01	00	Mobiliario y equipos de oficina	511.250	0	0	0	0	511.250
				Totales	**2.315.587**	0	0	0	0	**2.315.587**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128641 450331000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BARINAS

OBJETIVO DEL PROYECTO: SUPERVISAR, FISCALIZAR Y CONTROLAR LAS ACTIVIDADES BÁSICAS, CONEXAS Y ESTRATÉGICAS DE LA INDUSTRIA PETROLERA, GASÍFERA Y MINERA; PARA GARANTIZAR EL CUMPLIMIENTO DE LAS LEYES Y NORMATIVAS DE ESTAS ÁREAS, EJERCIENDO LA SOBERANÍA NACIONAL, ASÍ COMO LA CONSERVACIÓN Y APROVECHAMIENTO DE ESTOS RECURSOS, PARA LO CUAL SE EJECUTARÁ EL PLAN DE FISCALIZACIÓN E INSPECCIÓN, SEGUIMIENTO Y CONTROL DE ESTAS ACTIVIDADES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2.915

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARINAS **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 450331004 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS MINEROS

UNIDAD DE MEDIDA: DESTACAMENTO **META:** 450

RESPONSABLE/EJECUTOR: DIRECCION REGIONAL BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.246.944**	**0**	**0**	**0**	**0**	**2.246.944**
402	05	00	00	Productos de papel, cartón e impresos	1.083.022	0	0	0	0	1.083.022
402	05	01	00	Pulpa de madera, papel y cartón	115.739	0	0	0	0	115.739
402	05	03	00	Productos de papel y cartón para oficina	967.283	0	0	0	0	967.283
402	06	00	00	Productos químicos y derivados	29.720	0	0	0	0	29.720
402	06	03	00	Tintas, pinturas y colorantes	22.688	0	0	0	0	22.688
402	06	05	00	Productos de tocador	7.032	0	0	0	0	7.032
402	10	00	00	Productos varios y útiles diversos	1.134.202	0	0	0	0	1.134.202
402	10	02	00	Materiales y útiles de limpieza y aseo	39.730	0	0	0	0	39.730
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	259.170	0	0	0	0	259.170
402	10	07	00	Productos de seguridad en el trabajo	6.738	0	0	0	0	6.738
402	10	08	00	Materiales para equipos de computación	828.564	0	0	0	0	828.564
403	**00**	**00**	**00**	**Servicios no personales**	**439.439**	**0**	**0**	**0**	**0**	**439.439**
403	06	00	00	Servicios de transporte y almacenaje	21.000	0	0	0	0	21.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	21.000	0	0	0	0	21.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	49.000	0	0	0	0	49.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	49.000	0	0	0	0	49.000
403	18	00	00	Impuestos indirectos	369.439	0	0	0	0	369.439
403	18	01	00	Impuesto al valor agregado	369.439	0	0	0	0	369.439
404	**00**	**00**	**00**	**Activos reales**	**761.709**	**0**	**0**	**0**	**0**	**761.709**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	25.500	0	0	0	0	25.500
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	25.500	0	0	0	0	25.500
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.391	0	0	0	0	6.391

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128641 450331000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BARINAS

OBJETIVO DEL PROYECTO: SUPERVISAR, FISCALIZAR Y CONTROLAR LAS ACTIVIDADES BÁSICAS, CONEXAS Y ESTRATÉGICAS DE LA INDUSTRIA PETROLERA, GASÍFERA Y MINERA; PARA GARANTIZAR EL CUMPLIMIENTO DE LAS LEYES Y NORMATIVAS DE ESTAS ÁREAS, EJERCIENDO LA SOBERANÍA NACIONAL, ASÍ COMO LA CONSERVACIÓN Y APROVECHAMIENTO DE ESTOS RECURSOS, PARA LO CUAL SE EJECUTARÁ EL PLAN DE FISCALIZACIÓN E INSPECCIÓN, SEGUIMIENTO Y CONTROL DE ESTAS ACTIVIDADES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2.915

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARINAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450331004 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS MINEROS

UNIDAD DE MEDIDA: DESTACAMENTO **META:** 450

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	05	01	00	Equipos de telecomunicaciones	6.391	0	0	0	0	6.391
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	18.000	0	0	0	0	18.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	18.000	0	0	0	0	18.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	711.818	0	0	0	0	711.818
404	09	01	00	Mobiliario y equipos de oficina	711.818	0	0	0	0	711.818
				Totales	**3.448.092**	**0**	**0**	**0**	**0**	**3.448.092**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128641 450331000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BARINAS

OBJETIVO DEL PROYECTO: SUPERVISAR, FISCALIZAR Y CONTROLAR LAS ACTIVIDADES BÁSICAS, CONEXAS Y ESTRATÉGICAS DE LA INDUSTRIA PETROLERA, GASÍFERA Y MINERA; PARA GARANTIZAR EL CUMPLIMIENTO DE LAS LEYES Y NORMATIVAS DE ESTAS ÁREAS, EJERCIENDO LA SOBERANÍA NACIONAL, ASÍ COMO LA CONSERVACIÓN Y APROVECHAMIENTO DE ESTOS RECURSOS, PARA LO CUAL SE EJECUTARÁ EL PLAN DE FISCALIZACIÓN E INSPECCIÓN, SEGUIMIENTO Y CONTROL DE ESTAS ACTIVIDADES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2.915

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARINAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450331005 CONTROLAR Y CERTIFICAR LAS CANTIDADES EN PESO DE LOS MINERALES, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN SU JURISDICCIÓN O SUPERFICIE TERRITORIAL DE COMPETENCIA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 79

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**332.322**	**0**	**0**	**0**	**0**	**332.322**
402	01	00	00	Productos alimenticios y agropecuarios	1.890	0	0	0	0	1.890
402	01	01	00	Alimentos y bebidas para personas	1.890	0	0	0	0	1.890
402	05	00	00	Productos de papel, cartón e impresos	253.266	0	0	0	0	253.266
402	05	03	00	Productos de papel y cartón para oficina	253.266	0	0	0	0	253.266
402	10	00	00	Productos varios y útiles diversos	77.166	0	0	0	0	77.166
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	37.791	0	0	0	0	37.791
402	10	08	00	Materiales para equipos de computación	39.375	0	0	0	0	39.375
403	**00**	**00**	**00**	**Servicios no personales**	**2.037.977**	**0**	**0**	**0**	**0**	**2.037.977**
403	06	00	00	Servicios de transporte y almacenaje	3.300	0	0	0	0	3.300
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.300	0	0	0	0	3.300
403	09	00	00	Viáticos y pasajes	873.600	0	0	0	0	873.600
403	09	01	00	Viáticos y pasajes dentro del país	873.600	0	0	0	0	873.600
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	820.000	0	0	0	0	820.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	275.000	0	0	0	0	275.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	300.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	245.000	0	0	0	0	245.000
403	18	00	00	Impuestos indirectos	266.077	0	0	0	0	266.077
403	18	01	00	Impuesto al valor agregado	266.077	0	0	0	0	266.077
403	99	00	00	Otros servicios no personales	75.000	0	0	0	0	75.000
403	99	01	00	Otros servicios no personales	75.000	0	0	0	0	75.000
404	**00**	**00**	**00**	**Activos reales**	**113.085**	**0**	**0**	**0**	**0**	**113.085**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128641 450331000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BARINAS

OBJETIVO DEL PROYECTO: SUPERVISAR, FISCALIZAR Y CONTROLAR LAS ACTIVIDADES BÁSICAS, CONEXAS Y ESTRATÉGICAS DE LA INDUSTRIA PETROLERA, GASÍFERA Y MINERA; PARA GARANTIZAR EL CUMPLIMIENTO DE LAS LEYES Y NORMATIVAS DE ESTAS ÁREAS, EJERCIENDO LA SOBERANÍA NACIONAL, ASÍ COMO LA CONSERVACIÓN Y APROVECHAMIENTO DE ESTOS RECURSOS, PARA LO CUAL SE EJECUTARÁ EL PLAN DE FISCALIZACIÓN E INSPECCIÓN, SEGUIMIENTO Y CONTROL DE ESTAS ACTIVIDADES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2.915

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARINAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450331005 CONTROLAR Y CERTIFICAR LAS CANTIDADES EN PESO DE LOS MINERALES, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN SU JURISDICCIÓN O SUPERFICIE TERRITORIAL DE COMPETENCIA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 79

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	113.085	0	0	0	0	113.085
404	09	01	00	Mobiliario y equipos de oficina	113.085	0	0	0	0	113.085
				Totales	**2.483.384**	**0**	**0**	**0**	**0**	**2.483.384**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128762 450332000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS, MINEROS, SIMILARES Y CONEXAS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, ASÍ COMO LO REFERENTE A LA EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES PRIMARIAS, DE REFINACIÓN Y COMERCIALIZACIÓN, PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN, QUE PERMITAN CONSOLIDAR LA SOBERANÍA DEL ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES, ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

OBJETIVO DEL PROYECTO: EJERCER LAS ACCIONES DE FISCALIZACIÓN, CONTROL, SEGUIMIENTO, INSPECCIÓN Y EVALUACION DE INFRAESTRUCTURAS ASOCIADAS, CON LAS ACTIVIDADES PRIMARIAS EN LOS SECTORES HIDROCARBUROS LÍQUIDOS Y GASEOSOS, PETROQUÍMICO, CARBOQUÍMICO, MINERO, SIMILARES Y CONEXAS DENTRO DE LA JURISDICCIÓN ADMINISTRATIVA DE LA DIRECCIÓN REGIONAL FALCÓN, PERMITIENDO CON ELLO EL FORTALECIMIENTO DEL DESARROLLO NACIONAL Y LA CONSOLIDACIÓN DE UNA SOBERANÍA DE ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LOS LINEAMIENTOS CONTEMPLADOS EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.718

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCON **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**29.658.877**	**0**	**0**	**0**	**0**	**29.658.877**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.404.195	0	0	0	0	6.404.195
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	6.233.208	0	0	0	0	6.233.208
401	01	03	00	Suplencias a empleados	170.987	0	0	0	0	170.987
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.649.985	0	0	0	0	4.649.985
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.649.985	0	0	0	0	4.649.985
401	03	00	00	Primas	5.477.646	0	0	0	0	5.477.646
401	03	08	00	Primas de profesionalización a empleados	3.134.136	0	0	0	0	3.134.136
401	03	09	00	Primas por antigüedad a empleados	2.290.860	0	0	0	0	2.290.860
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.650	0	0	0	0	52.650
401	04	00	00	Complementos de sueldos y salarios	6.665.367	0	0	0	0	6.665.367
401	04	06	00	Complemento a empleados por comisión de servicios	31.167	0	0	0	0	31.167
401	04	96	00	Otros complementos a empleados	6.634.200	0	0	0	0	6.634.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.569.519	0	0	0	0	4.569.519
401	05	03	00	Bono vacacional a empleados	4.569.519	0	0	0	0	4.569.519
401	07	00	00	Asistencia socio-económica	1.892.165	0	0	0	0	1.892.165
401	07	01	00	Capacitación y adiestramiento a empleados	124.665	0	0	0	0	124.665
401	07	26	00	Dotación de uniformes a obreros	1.767.500	0	0	0	0	1.767.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.594.352**	**0**	**0**	**0**	**0**	**7.594.352**
402	03	00	00	Textiles y vestuarios	660.813	0	0	0	0	660.813
402	03	01	00	Textiles	813	0	0	0	0	813
402	03	02	00	Prendas de vestir	660.000	0	0	0	0	660.000
402	05	00	00	Productos de papel, cartón e impresos	1.125.345	0	0	0	0	1.125.345

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128762 450332000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS, MINEROS, SIMILARES Y CONEXAS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, ASÍ COMO LO REFERENTE A LA EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES PRIMARIAS, DE REFINACIÓN Y COMERCIALIZACIÓN, PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN, QUE PERMITAN CONSOLIDAR LA SOBERANÍA DEL ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES, ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

OBJETIVO DEL PROYECTO: EJERCER LAS ACCIONES DE FISCALIZACIÓN, CONTROL, SEGUIMIENTO, INSPECCIÓN Y EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS, CON LAS ACTIVIDADES PRIMARIAS EN LOS SECTORES HIDROCARBUROS LÍQUIDOS Y GASEOSOS, PETROQUÍMICO, CARBOQUÍMICO, MINERO, SIMILARES Y CONEXAS DENTRO DE LA JURISDICCIÓN ADMINISTRATIVA DE LA DIRECCIÓN REGIONAL FALCÓN, PERMITIENDO CON ELLO EL FORTALECIMIENTO DEL DESARROLLO NACIONAL Y LA CONSOLIDACIÓN DE UNA SOBERANÍA DE ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LOS LINEAMIENTOS CONTEMPLADOS EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.718

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	337	0	0	0	0	337
402	05	03	00	Productos de papel y cartón para oficina	1.125.008	0	0	0	0	1.125.008
402	06	00	00	Productos químicos y derivados	32.537	0	0	0	0	32.537
402	06	03	00	Tintas, pinturas y colorantes	17.875	0	0	0	0	17.875
402	06	06	00	Combustibles y lubricantes	8.755	0	0	0	0	8.755
402	06	08	00	Productos plásticos	5.907	0	0	0	0	5.907
402	08	00	00	Productos metálicos	459.309	0	0	0	0	459.309
402	08	09	00	Repuestos y accesorios para equipos de transporte	459.309	0	0	0	0	459.309
402	10	00	00	Productos varios y útiles diversos	2.169.666	0	0	0	0	2.169.666
402	10	02	00	Materiales y útiles de limpieza y aseo	6.800	0	0	0	0	6.800
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	326.169	0	0	0	0	326.169
402	10	07	00	Productos de seguridad en el trabajo	1.079.915	0	0	0	0	1.079.915
402	10	08	00	Materiales para equipos de computación	756.782	0	0	0	0	756.782
402	99	00	00	Otros materiales y suministros	3.146.682	0	0	0	0	3.146.682
402	99	01	00	Otros materiales y suministros	3.146.682	0	0	0	0	3.146.682
403	**00**	**00**	**00**	**Servicios no personales**	**3.941.859**	**0**	**0**	**0**	**0**	**3.941.859**
403	06	00	00	Servicios de transporte y almacenaje	31.106	0	0	0	0	31.106
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	31.106	0	0	0	0	31.106
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	300	0	0	0	0	300
403	08	02	00	Comisiones y gastos bancarios	300	0	0	0	0	300
403	09	00	00	Viáticos y pasajes	827.608	0	0	0	0	827.608
403	09	01	00	Viáticos y pasajes dentro del país	827.608	0	0	0	0	827.608
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.464.360	0	0	0	0	1.464.360

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128762 450332000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS, MINEROS, SIMILARES Y CONEXAS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, ASÍ COMO LO REFERENTE A LA EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES PRIMARIAS, DE REFINACIÓN Y COMERCIALIZACIÓN, PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN, QUE PERMITAN CONSOLIDAR LA SOBERANÍA DEL ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES, ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

OBJETIVO DEL PROYECTO: EJERCER LAS ACCIONES DE FISCALIZACIÓN, CONTROL, SEGUIMIENTO, INSPECCIÓN Y EVALUACION DE INFRAESTRUCTURAS ASOCIADAS, CON LAS ACTIVIDADES PRIMARIAS EN LOS SECTORES HIDROCARBUROS LÍQUIDOS Y GASEOSOS, PETROQUÍMICO, CARBOQUÍMICO, MINERO, SIMILARES Y CONEXAS DENTRO DE LA JURISDICCIÓN ADMINISTRATIVA DE LA DIRECCIÓN REGIONAL FALCÓN, PERMITIENDO CON ELLO EL FORTALECIMIENTO DEL DESARROLLO NACIONAL Y LA CONSOLIDACIÓN DE UNA SOBERANÍA DE ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LOS LINEAMIENTOS CONTEMPLADOS EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.718

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCON **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	530.000	0	0	0	0	530.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	235.360	0	0	0	0	235.360
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	699.000	0	0	0	0	699.000
403	18	00	00	Impuestos indirectos	1.618.485	0	0	0	0	1.618.485
403	18	01	00	Impuesto al valor agregado	1.618.485	0	0	0	0	1.618.485
404	**00**	**00**	**00**	**Activos reales**	**3.323.928**	**0**	**0**	**0**	**0**	**3.323.928**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	510.000	0	0	0	0	510.000
404	01	01	00	Repuestos mayores	330.000	0	0	0	0	330.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	330.000	0	0	0	0	330.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	180.000	0	0	0	0	180.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	180.000	0	0	0	0	180.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	625.625	0	0	0	0	625.625
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	625.625	0	0	0	0	625.625
404	05	00	00	Equipos de comunicaciones y de señalamiento	147.759	0	0	0	0	147.759
404	05	02	00	Equipos de señalamiento	147.759	0	0	0	0	147.759
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	706.564	0	0	0	0	706.564
404	07	01	00	Equipos científicos y de laboratorio	706.564	0	0	0	0	706.564
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.333.980	0	0	0	0	1.333.980
404	09	01	00	Mobiliario y equipos de oficina	468.475	0	0	0	0	468.475
404	09	02	00	Equipos de computación	858.080	0	0	0	0	858.080
404	09	03	00	Mobiliario y equipos de alojamiento	7.425	0	0	0	0	7.425
				Totales	**44.519.016**	**0**	**0**	**0**	**0**	**44.519.016**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128762 450332000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS, MINEROS, SIMILARES Y CONEXAS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, ASÍ COMO LO REFERENTE A LA EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES PRIMARIAS, DE REFINACIÓN Y COMERCIALIZACIÓN, PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN, QUE PERMITAN CONSOLIDAR LA SOBERANÍA DEL ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES, ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

OBJETIVO DEL PROYECTO: EJERCER LAS ACCIONES DE FISCALIZACIÓN, CONTROL, SEGUIMIENTO, INSPECCIÓN Y EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS, CON LAS ACTIVIDADES PRIMARIAS EN LOS SECTORES HIDROCARBUROS LÍQUIDOS Y GASEOSOS, PETROQUÍMICO, CARBOQUÍMICO, MINERO, SIMILARES Y CONEXAS DENTRO DE LA JURISDICCIÓN ADMINISTRATIVA DE LA DIRECCIÓN REGIONAL FALCÓN, PERMITIENDO CON ELLO EL FORTALECIMIENTO DEL DESARROLLO NACIONAL Y LA CONSOLIDACIÓN DE UNA SOBERANÍA DE ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LOS LINEAMIENTOS CONTEMPLADOS EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.718

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCÓN **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128762 450332000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS, MINEROS, SIMILARES Y CONEXAS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, ASÍ COMO LO REFERENTE A LA EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES PRIMARIAS, DE REFINACIÓN Y COMERCIALIZACIÓN, PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN, QUE PERMITAN CONSOLIDAR LA SOBERANÍA DEL ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES, ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLIVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

OBJETIVO DEL PROYECTO: EJERCER LAS ACCIONES DE FISCALIZACIÓN, CONTROL, SEGUIMIENTO, INSPECCIÓN Y EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS, CON LAS ACTIVIDADES PRIMARIAS EN LOS SECTORES HIDROCARBUROS LÍQUIDOS Y GASEOSOS, PETROQUÍMICO, CARBOQUIMICO, MINERO, SIMILARES Y CONEXAS DENTRO DE LA JURISDICCIÓN ADMINISTRATIVA DE LA DIRECCIÓN REGIONAL FALCÓN, PERMITIENDO CON ELLO EL FORTALECIMIENTO DEL DESARROLLO NACIONAL Y LA CONSOLIDACIÓN DE UNA SOBERANÍA DE ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LOS LINEAMIENTOS CONTEMPLADOS EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.718

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450332001 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES ASOCIADAS A LA PRODUCCIÓN, RECOLECCIÓN, TRATAMIENTO, REFINACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS HIDROCARBURÍFEROS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1.965

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**29.658.877**	**0**	**0**	**0**	**0**	**29.658.877**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.404.195	0	0	0	0	6.404.195
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	6.233.208	0	0	0	0	6.233.208
401	01	03	00	Suplencias a empleados	170.987	0	0	0	0	170.987
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.649.985	0	0	0	0	4.649.985
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.649.985	0	0	0	0	4.649.985
401	03	00	00	Primas	5.477.646	0	0	0	0	5.477.646
401	03	08	00	Primas de profesionalización a empleados	3.134.136	0	0	0	0	3.134.136
401	03	09	00	Primas por antigüedad a empleados	2.290.860	0	0	0	0	2.290.860
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.650	0	0	0	0	52.650
401	04	00	00	Complementos de sueldos y salarios	6.665.367	0	0	0	0	6.665.367
401	04	06	00	Complemento a empleados por comisión de servicios	31.167	0	0	0	0	31.167
401	04	96	00	Otros complementos a empleados	6.634.200	0	0	0	0	6.634.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.569.519	0	0	0	0	4.569.519
401	05	03	00	Bono vacacional a empleados	4.569.519	0	0	0	0	4.569.519
401	07	00	00	Asistencia socio-económica	1.892.165	0	0	0	0	1.892.165
401	07	01	00	Capacitación y adiestramiento a empleados	124.665	0	0	0	0	124.665
401	07	26	00	Dotación de uniformes a obreros	1.767.500	0	0	0	0	1.767.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128762 450332000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS, MINEROS, SIMILARES Y CONEXAS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, ASÍ COMO LO REFERENTE A LA EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES PRIMARIAS, DE REFINACIÓN Y COMERCIALIZACIÓN, PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN, QUE PERMITAN CONSOLIDAR LA SOBERANÍA DEL ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES, ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

OBJETIVO DEL PROYECTO: EJERCER LAS ACCIONES DE FISCALIZACIÓN, CONTROL, SEGUIMIENTO, INSPECCIÓN Y EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS, CON LAS ACTIVIDADES PRIMARIAS EN LOS SECTORES HIDROCARBUROS LÍQUIDOS Y GASEOSOS, PETROQUÍMICO, CARBOQUÍMICO, MINERO, SIMILARES Y CONEXAS DENTRO DE LA JURISDICCIÓN ADMINISTRATIVA DE LA DIRECCIÓN REGIONAL FALCÓN, PERMITIENDO CON ELLO EL FORTALECIMIENTO DEL DESARROLLO NACIONAL Y LA CONSOLIDACIÓN DE UNA SOBERANÍA DE ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LOS LINEAMIENTOS CONTEMPLADOS EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.718

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450332001 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES ASOCIADAS A LA PRODUCCIÓN, RECOLECCIÓN, TRATAMIENTO, REFINACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS HIDROCARBURÍFEROS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1.965

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.774.194**	**0**	**0**	**0**	**0**	**4.774.194**
402	03	00	00	Textiles y vestuarios	390.000	0	0	0	0	390.000
402	03	02	00	Prendas de vestir	390.000	0	0	0	0	390.000
402	05	00	00	Productos de papel, cartón e impresos	505.444	0	0	0	0	505.444
402	05	03	00	Productos de papel y cartón para oficina	505.444	0	0	0	0	505.444
402	08	00	00	Productos metálicos	13.250	0	0	0	0	13.250
402	08	09	00	Repuestos y accesorios para equipos de transporte	13.250	0	0	0	0	13.250
402	10	00	00	Productos varios y útiles diversos	771.615	0	0	0	0	771.615
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	44.063	0	0	0	0	44.063
402	10	07	00	Productos de seguridad en el trabajo	643.214	0	0	0	0	643.214
402	10	08	00	Materiales para equipos de computación	84.338	0	0	0	0	84.338
402	99	00	00	Otros materiales y suministros	3.093.885	0	0	0	0	3.093.885
402	99	01	00	Otros materiales y suministros	3.093.885	0	0	0	0	3.093.885
403	**00**	**00**	**00**	**Servicios no personales**	**1.477.625**	**0**	**0**	**0**	**0**	**1.477.625**
403	06	00	00	Servicios de transporte y almacenaje	9.210	0	0	0	0	9.210
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	9.210	0	0	0	0	9.210
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	300	0	0	0	0	300
403	08	02	00	Comisiones y gastos bancarios	300	0	0	0	0	300

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128762 450332000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS, MINEROS, SIMILARES Y CONEXAS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, ASÍ COMO LO REFERENTE A LA EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES PRIMARIAS, DE REFINACIÓN Y COMERCIALIZACIÓN, PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN, QUE PERMITAN CONSOLIDAR LA SOBERANÍA DEL ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES, ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

OBJETIVO DEL PROYECTO: EJERCER LAS ACCIONES DE FISCALIZACIÓN, CONTROL, SEGUIMIENTO, INSPECCIÓN Y EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS, CON LAS ACTIVIDADES PRIMARIAS EN LOS SECTORES HIDROCARBUROS LÍQUIDOS Y GASEOSOS, PETROQUÍMICO, CARBOQUÍMICO, MINERO, SIMILARES Y CONEXAS DENTRO DE LA JURISDICCIÓN ADMINISTRATIVA DE LA DIRECCIÓN REGIONAL FALCÓN, PERMITIENDO CON ELLO EL FORTALECIMIENTO DEL DESARROLLO NACIONAL Y LA CONSOLIDACIÓN DE UNA SOBERANÍA DE ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LOS LINEAMIENTOS CONTEMPLADOS EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.718

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCÓN **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 450332001 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES ASOCIADAS A LA PRODUCCIÓN, RECOLECCIÓN, TRATAMIENTO, REFINACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS HIDROCARBURÍFEROS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1.965

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	00	00	Viáticos y pasajes	187.200	0	0	0	0	187.200
403	09	01	00	Viáticos y pasajes dentro del país	187.200	0	0	0	0	187.200
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	500.000	0	0	0	0	500.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	330.000	0	0	0	0	330.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	170.000	0	0	0	0	170.000
403	18	00	00	Impuestos indirectos	780.915	0	0	0	0	780.915
403	18	01	00	Impuesto al valor agregado	780.915	0	0	0	0	780.915
404	**00**	**00**	**00**	**Activos reales**	**791.021**	**0**	**0**	**0**	**0**	**791.021**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	180.000	0	0	0	0	180.000
404	01	01	00	Repuestos mayores	180.000	0	0	0	0	180.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	180.000	0	0	0	0	180.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	35.233	0	0	0	0	35.233
404	05	02	00	Equipos de señalamiento	35.233	0	0	0	0	35.233
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	170.313	0	0	0	0	170.313
404	07	01	00	Equipos científicos y de laboratorio	170.313	0	0	0	0	170.313
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	405.475	0	0	0	0	405.475
404	09	02	00	Equipos de computación	398.050	0	0	0	0	398.050
404	09	03	00	Mobiliario y equipos de alojamiento	7.425	0	0	0	0	7.425

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETROLEO Y MINERÍA

PROYECTO: 128762 450332000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS, MINEROS, SIMILARES Y CONEXAS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, ASÍ COMO LO REFERENTE A LA EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES PRIMARIAS, DE REFINACIÓN Y COMERCIALIZACIÓN, PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN, QUE PERMITAN CONSOLIDAR LA SOBERANÍA DEL ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES, ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

OBJETIVO DEL PROYECTO: EJERCER LAS ACCIONES DE FISCALIZACIÓN, CONTROL, SEGUIMIENTO, INSPECCIÓN Y EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS, CON LAS ACTIVIDADES PRIMARIAS EN LOS SECTORES HIDROCARBUROS LÍQUIDOS Y GASEOSOS, PETROQUÍMICO, CARBOQUÍMICO, MINERO, SIMILARES Y CONEXAS DENTRO DE LA JURISDICCIÓN ADMINISTRATIVA DE LA DIRECCIÓN REGIONAL FALCÓN, PERMITIENDO CON ELLO EL FORTALECIMIENTO DEL DESARROLLO NACIONAL Y LA CONSOLIDACIÓN DE UNA SOBERANÍA DE ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LOS LINEAMIENTOS CONTEMPLADOS EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.718

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450332001 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES ASOCIADAS A LA PRODUCCIÓN, RECOLECCIÓN, TRATAMIENTO, REFINACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS HIDROCARBURÍFEROS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1.965

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	**36.701.717**	0	0	0	0	**36.701.717**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128762 450332000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS, MINEROS, SIMILARES Y CONEXAS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, ASÍ COMO LO REFERENTE A LA EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES PRIMARIAS, DE REFINACIÓN Y COMERCIALIZACIÓN, PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN, QUE PERMITAN CONSOLIDAR LA SOBERANÍA DEL ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES, ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLIVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

OBJETIVO DEL PROYECTO: EJERCER LAS ACCIONES DE FISCALIZACIÓN, CONTROL, SEGUIMIENTO, INSPECCIÓN Y EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS, CON LAS ACTIVIDADES PRIMARIAS EN LOS SECTORES HIDROCARBUROS LÍQUIDOS Y GASEOSOS, PETROQUÍMICO, CARBOQUÍMICO, MINERO, SIMILARES Y CONEXAS DENTRO DE LA JURISDICCIÓN ADMINISTRATIVA DE LA DIRECCIÓN REGIONAL FALCÓN, PERMITIENDO CON ELLO EL FORTALECIMIENTO DEL DESARROLLO NACIONAL Y LA CONSOLIDACIÓN DE UNA SOBERANÍA DE ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LOS LINEAMIENTOS CONTEMPLADOS EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.718

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450332002 CONTROLAR Y CERTIFICAR LOS VOLÚMENES DE HIDROCARBUROS Y SUS DERIVADOS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN LA JURISDICCIÓN ADMINISTRATIVA DE LA DIRECCIÓN REGIONAL FALCÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1.212

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.456.124**	**0**	**0**	**0**	**0**	**1.456.124**
402	03	00	00	Textiles y vestuarios	210.000	0	0	0	0	210.000
402	03	02	00	Prendas de vestir	210.000	0	0	0	0	210.000
402	05	00	00	Productos de papel, cartón e impresos	208.033	0	0	0	0	208.033
402	05	03	00	Productos de papel y cartón para oficina	208.033	0	0	0	0	208.033
402	06	00	00	Productos químicos y derivados	23.782	0	0	0	0	23.782
402	06	03	00	Tintas, pinturas y colorantes	17.875	0	0	0	0	17.875
402	06	08	00	Productos plásticos	5.907	0	0	0	0	5.907
402	08	00	00	Productos metálicos	188.071	0	0	0	0	188.071
402	08	09	00	Repuestos y accesorios para equipos de transporte	188.071	0	0	0	0	188.071
402	10	00	00	Productos varios y útiles diversos	826.238	0	0	0	0	826.238
402	10	02	00	Materiales y útiles de limpieza y aseo	3.135	0	0	0	0	3.135
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	174.584	0	0	0	0	174.584
402	10	07	00	Productos de seguridad en el trabajo	248.326	0	0	0	0	248.326
402	10	08	00	Materiales para equipos de computación	400.193	0	0	0	0	400.193
403	**00**	**00**	**00**	**Servicios no personales**	**469.016**	**0**	**0**	**0**	**0**	**469.016**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	160.000	0	0	0	0	160.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	100.000	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128762 450332000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS, MINEROS, SIMILARES Y CONEXAS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, ASÍ COMO LO REFERENTE A LA EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES PRIMARIAS, DE REFINACIÓN Y COMERCIALIZACIÓN, PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN, QUE PERMITAN CONSOLIDAR LA SOBERANÍA DEL ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES, ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

OBJETIVO DEL PROYECTO: EJERCER LAS ACCIONES DE FISCALIZACIÓN, CONTROL, SEGUIMIENTO, INSPECCIÓN Y EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS, CON LAS ACTIVIDADES PRIMARIAS EN LOS SECTORES HIDROCARBUROS LÍQUIDOS Y GASEOSOS, PETROQUÍMICO, CARBOQUÍMICO, MINERO, SIMILARES Y CONEXAS DENTRO DE LA JURISDICCIÓN ADMINISTRATIVA DE LA DIRECCIÓN REGIONAL FALCÓN, PERMITIENDO CON ELLO EL FORTALECIMIENTO DEL DESARROLLO NACIONAL Y LA CONSOLIDACIÓN DE UNA SOBERANÍA DE ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LOS LINEAMIENTOS CONTEMPLADOS EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.718

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450332002 CONTROLAR Y CERTIFICAR LOS VOLÚMENES DE HIDROCARBUROS Y SUS DERIVADOS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN LA JURISDICCIÓN ADMINISTRATIVA DE LA DIRECCIÓN REGIONAL FALCÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1.212

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	60.000	0	0	0	0	60.000
403	18	00	00	Impuestos indirectos	309.016	0	0	0	0	309.016
403	18	01	00	Impuesto al valor agregado	309.016	0	0	0	0	309.016
404	**00**	**00**	**00**	**Activos reales**	**959.002**	**0**	**0**	**0**	**0**	**959.002**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	150.000	0	0	0	0	150.000
404	01	01	00	Repuestos mayores	150.000	0	0	0	0	150.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	150.000	0	0	0	0	150.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	475.625	0	0	0	0	475.625
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	475.625	0	0	0	0	475.625
404	05	00	00	Equipos de comunicaciones y de señalamiento	77.292	0	0	0	0	77.292
404	05	02	00	Equipos de señalamiento	77.292	0	0	0	0	77.292
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	256.085	0	0	0	0	256.085
404	09	01	00	Mobiliario y equipos de oficina	13.475	0	0	0	0	13.475
404	09	02	00	Equipos de computación	242.610	0	0	0	0	242.610
				Totales	**2.884.142**	**0**	**0**	**0**	**0**	**2.884.142**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128762 450332000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS, MINEROS, SIMILARES Y CONEXAS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, ASÍ COMO LO REFERENTE A LA EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES PRIMARIAS, DE REFINACIÓN Y COMERCIALIZACIÓN, PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN, QUE PERMITAN CONSOLIDAR LA SOBERANÍA DEL ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES, ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

OBJETIVO DEL PROYECTO: EJERCER LAS ACCIONES DE FISCALIZACIÓN, CONTROL, SEGUIMIENTO, INSPECCIÓN Y EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS, CON LAS ACTIVIDADES PRIMARIAS EN LOS SECTORES HIDROCARBUROS LÍQUIDOS Y GASEOSOS, PETROQUÍMICO, CARBOQUÍMICO, MINERO, SIMILARES Y CONEXAS DENTRO DE LA JURISDICCIÓN ADMINISTRATIVA DE LA DIRECCIÓN REGIONAL FALCÓN, PERMITIENDO CON ELLO EL FORTALECIMIENTO DEL DESARROLLO NACIONAL Y LA CONSOLIDACIÓN DE UNA SOBERANÍA DE ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LOS LINEAMIENTOS CONTEMPLADOS EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.718

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCON **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450332003 ELABORAR EL BALANCE VOLUMÉTRICO DE LA PRODUCCIÓN, USO Y DISPERSIÓN, TOMANDO COMO BASE LOS VOLÚMENES CUANTIFICADOS, A TRAVÉS DEL SISTEMA DE TRANSFERENCIA Y CUSTODIA DE HIDROCARBUROS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 228

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCON

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**605.214**	**0**	**0**	0	**0**	**605.214**
402	03	00	00	Textiles y vestuarios	60.000	0	0	0	0	60.000
402	03	02	00	Prendas de vestir	60.000	0	0	0	0	60.000
402	05	00	00	Productos de papel, cartón e impresos	226.441	0	0	0	0	226.441
402	05	01	00	Pulpa de madera, papel y cartón	337	0	0	0	0	337
402	05	03	00	Productos de papel y cartón para oficina	226.104	0	0	0	0	226.104
402	08	00	00	Productos metálicos	114.427	0	0	0	0	114.427
402	08	09	00	Repuestos y accesorios para equipos de transporte	114.427	0	0	0	0	114.427
402	10	00	00	Productos varios y útiles diversos	157.774	0	0	0	0	157.774
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	33.899	0	0	0	0	33.899
402	10	07	00	Productos de seguridad en el trabajo	81.375	0	0	0	0	81.375
402	10	08	00	Materiales para equipos de computación	42.500	0	0	0	0	42.500
402	99	00	00	Otros materiales y suministros	46.572	0	0	0	0	46.572
402	99	01	00	Otros materiales y suministros	46.572	0	0	0	0	46.572
403	**00**	**00**	**00**	**Servicios no personales**	**698.589**	**0**	**0**	**0**	**0**	**698.589**
403	09	00	00	Viáticos y pasajes	312.400	0	0	0	0	312.400
403	09	01	00	Viáticos y pasajes dentro del país	312.400	0	0	0	0	312.400
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	210.000	0	0	0	0	210.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128762 450332000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS, MINEROS, SIMILARES Y CONEXAS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, ASÍ COMO LO REFERENTE A LA EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES PRIMARIAS, DE REFINACIÓN Y COMERCIALIZACIÓN, PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN, QUE PERMITAN CONSOLIDAR LA SOBERANÍA DEL ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES, ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

OBJETIVO DEL PROYECTO: EJERCER LAS ACCIONES DE FISCALIZACIÓN, CONTROL, SEGUIMIENTO, INSPECCIÓN Y EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS, CON LAS ACTIVIDADES PRIMARIAS EN LOS SECTORES HIDROCARBUROS LÍQUIDOS Y GASEOSOS, PETROQUÍMICO, CARBOQUÍMICO, MINERO, SIMILARES Y CONEXAS DENTRO DE LA JURISDICCIÓN ADMINISTRATIVA DE LA DIRECCIÓN REGIONAL FALCÓN, PERMITIENDO CON ELLO EL FORTALECIMIENTO DEL DESARROLLO NACIONAL Y LA CONSOLIDACIÓN DE UNA SOBERANÍA DE ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LOS LINEAMIENTOS CONTEMPLADOS EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.718

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450332003 ELABORAR EL BALANCE VOLUMÉTRICO DE LA PRODUCCIÓN, USO Y DISPERSIÓN, TOMANDO COMO BASE LOS VOLÚMENES CUANTIFICADOS, A TRAVÉS DEL SISTEMA DE TRANSFERENCIA Y CUSTODIA DE HIDROCARBUROS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 228

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	210.000	0	0	0	0	210.000
403	18	00	00	Impuestos indirectos	176.189	0	0	0	0	176.189
403	18	01	00	Impuesto al valor agregado	176.189	0	0	0	0	176.189
404	**00**	**00**	**00**	**Activos reales**	**340.625**	**0**	**0**	**0**	**0**	**340.625**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	100.000	0	0	0	0	100.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	100.000	0	0	0	0	100.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	100.000	0	0	0	0	100.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	240.625	0	0	0	0	240.625
404	07	01	00	Equipos científicos y de laboratorio	240.625	0	0	0	0	240.625
				Totales	**1.644.428**	**0**	**0**	**0**	**0**	**1.644.428**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128762 450332000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS, MINEROS, SIMILARES Y CONEXAS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, ASÍ COMO LO REFERENTE A LA EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES PRIMARIAS, DE REFINACIÓN Y COMERCIALIZACIÓN, PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN, QUE PERMITAN CONSOLIDAR LA SOBERANÍA DEL ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES, ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

OBJETIVO DEL PROYECTO: EJERCER LAS ACCIONES DE FISCALIZACIÓN, CONTROL, SEGUIMIENTO, INSPECCIÓN Y EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS, CON LAS ACTIVIDADES PRIMARIAS EN LOS SECTORES HIDROCARBUROS LÍQUIDOS Y GASEOSOS, PETROQUÍMICO, CARBOQUÍMICO, MINERO, SIMILARES Y CONEXAS DENTRO DE LA JURISDICCIÓN ADMINISTRATIVA DE LA DIRECCIÓN REGIONAL FALCÓN, PERMITIENDO CON ELLO EL FORTALECIMIENTO DEL DESARROLLO NACIONAL Y LA CONSOLIDACIÓN DE UNA SOBERANÍA DE ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LOS LINEAMIENTOS CONTEMPLADOS EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.718

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCON **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450332004 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS MINEROS, DENTRO DE LA JURISDICCIÓN ADMINISTRATIVA DE LA DIRECCIÓN REGIONAL FALCÓN

UNIDAD DE MEDIDA: ACTA **META:** 285

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**520.761**	**0**	**0**	**0**	**0**	**520.761**
402	05	00	00	Productos de papel, cartón e impresos	114.701	0	0	0	0	114.701
402	05	03	00	Productos de papel y cartón para oficina	114.701	0	0	0	0	114.701
402	06	00	00	Productos químicos y derivados	1.213	0	0	0	0	1.213
402	06	06	00	Combustibles y lubricantes	1.213	0	0	0	0	1.213
402	08	00	00	Productos metálicos	67.636	0	0	0	0	67.636
402	08	09	00	Repuestos y accesorios para equipos de transporte	67.636	0	0	0	0	67.636
402	10	00	00	Productos varios y útiles diversos	337.211	0	0	0	0	337.211
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	37.023	0	0	0	0	37.023
402	10	07	00	Productos de seguridad en el trabajo	81.375	0	0	0	0	81.375
402	10	08	00	Materiales para equipos de computación	218.813	0	0	0	0	218.813
403	**00**	**00**	**00**	**Servicios no personales**	**459.389**	**0**	**0**	**0**	**0**	**459.389**
403	06	00	00	Servicios de transporte y almacenaje	12.236	0	0	0	0	12.236
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	12.236	0	0	0	0	12.236
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	278.040	0	0	0	0	278.040
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	139.040	0	0	0	0	139.040
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	139.000	0	0	0	0	139.000
403	18	00	00	Impuestos indirectos	169.113	0	0	0	0	169.113

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128762 450332000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS, MINEROS, SIMILARES Y CONEXAS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, ASÍ COMO LO REFERENTE A LA EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES PRIMARIAS, DE REFINACIÓN Y COMERCIALIZACIÓN, PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN, QUE PERMITAN CONSOLIDAR LA SOBERANÍA DEL ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES, ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

OBJETIVO DEL PROYECTO: EJERCER LAS ACCIONES DE FISCALIZACIÓN, CONTROL, SEGUIMIENTO, INSPECCIÓN Y EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS, CON LAS ACTIVIDADES PRIMARIAS EN LOS SECTORES HIDROCARBUROS LÍQUIDOS Y GASEOSOS, PETROQUÍMICO, CARBOQUÍMICO, MINERO, SIMILARES Y CONEXAS DENTRO DE LA JURISDICCIÓN ADMINISTRATIVA DE LA DIRECCIÓN REGIONAL FALCÓN, PERMITIENDO CON ELLO EL FORTALECIMIENTO DEL DESARROLLO NACIONAL Y LA CONSOLIDACIÓN DE UNA SOBERANÍA DE ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LOS LINEAMIENTOS CONTEMPLADOS EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.718

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450332004 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS MINEROS, DENTRO DE LA JURISDICCIÓN ADMINISTRATIVA DE LA DIRECCIÓN REGIONAL FALCÓN

UNIDAD DE MEDIDA: ACTA **META:** 285

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	169.113	0	0	0	0	169.113
404	**00**	**00**	**00**	**Activos reales**	**598.230**	**0**	**0**	**0**	**0**	**598.230**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	80.000	0	0	0	0	80.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	80.000	0	0	0	0	80.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	80.000	0	0	0	0	80.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	150.000	0	0	0	0	150.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	150.000	0	0	0	0	150.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	17.617	0	0	0	0	17.617
404	05	02	00	Equipos de señalamiento	17.617	0	0	0	0	17.617
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	120.313	0	0	0	0	120.313
404	07	01	00	Equipos científicos y de laboratorio	120.313	0	0	0	0	120.313
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	230.300	0	0	0	0	230.300
404	09	01	00	Mobiliario y equipos de oficina	75.000	0	0	0	0	75.000
404	09	02	00	Equipos de computación	155.300	0	0	0	0	155.300
				Totales	**1.578.380**	**0**	**0**	**0**	**0**	**1.578.380**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128762 450332000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS, MINEROS, SIMILARES Y CONEXAS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, ASÍ COMO LO REFERENTE A LA EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES PRIMARIAS, DE REFINACIÓN Y COMERCIALIZACIÓN, PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN, QUE PERMITAN CONSOLIDAR LA SOBERANÍA DEL ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES, ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

OBJETIVO DEL PROYECTO: EJERCER LAS ACCIONES DE FISCALIZACIÓN, CONTROL, SEGUIMIENTO, INSPECCIÓN Y EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS, CON LAS ACTIVIDADES PRIMARIAS EN LOS SECTORES HIDROCARBUROS LÍQUIDOS Y GASEOSOS, PETROQUÍMICO, CARBOQUÍMICO, MINERO, SIMILARES Y CONEXAS DENTRO DE LA JURISDICCIÓN ADMINISTRATIVA DE LA DIRECCIÓN REGIONAL FALCÓN, PERMITIENDO CON ELLO EL FORTALECIMIENTO DEL DESARROLLO NACIONAL Y LA CONSOLIDACIÓN DE UNA SOBERANÍA DE ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LOS LINEAMIENTOS CONTEMPLADOS EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMON BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.718

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCON **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450332005 CONTROLAR Y CERTIFICAR LOS VOLÚMENES DE MINERALES SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS A LA NACIÓN, QUE SE ENCUENTREN DENTRO DE LA JURISDICCIÓN ADMINISTRATIVA DE LA DIRECCIÓN REGIONAL FALCÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 28

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**238.059**	**0**	**0**	**0**	**0**	**238.059**
402	03	00	00	Textiles y vestuarios	813	0	0	0	0	813
402	03	01	00	Textiles	813	0	0	0	0	813
402	05	00	00	Productos de papel, cartón e impresos	70.726	0	0	0	0	70.726
402	05	03	00	Productos de papel y cartón para oficina	70.726	0	0	0	0	70.726
402	06	00	00	Productos químicos y derivados	7.542	0	0	0	0	7.542
402	06	06	00	Combustibles y lubricantes	7.542	0	0	0	0	7.542
402	08	00	00	Productos metálicos	75.925	0	0	0	0	75.925
402	08	09	00	Repuestos y accesorios para equipos de transporte	75.925	0	0	0	0	75.925
402	10	00	00	Productos varios y útiles diversos	76.828	0	0	0	0	76.828
402	10	02	00	Materiales y útiles de limpieza y aseo	3.665	0	0	0	0	3.665
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	36.600	0	0	0	0	36.600
402	10	07	00	Productos de seguridad en el trabajo	25.625	0	0	0	0	25.625
402	10	08	00	Materiales para equipos de computación	10.938	0	0	0	0	10.938
402	99	00	00	Otros materiales y suministros	6.225	0	0	0	0	6.225
402	99	01	00	Otros materiales y suministros	6.225	0	0	0	0	6.225
403	**00**	**00**	**00**	**Servicios no personales**	**837.240**	**0**	**0**	**0**	**0**	**837.240**
403	06	00	00	Servicios de transporte y almacenaje	9.660	0	0	0	0	9.660

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128762 450332000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS, MINEROS, SIMILARES Y CONEXAS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, ASÍ COMO LO REFERENTE A LA EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES PRIMARIAS, DE REFINACIÓN Y COMERCIALIZACIÓN, PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN, QUE PERMITAN CONSOLIDAR LA SOBERANÍA DEL ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES, ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

OBJETIVO DEL PROYECTO: EJERCER LAS ACCIONES DE FISCALIZACIÓN, CONTROL, SEGUIMIENTO, INSPECCIÓN Y EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS, CON LAS ACTIVIDADES PRIMARIAS EN LOS SECTORES HIDROCARBUROS LÍQUIDOS Y GASEOSOS, PETROQUÍMICO, CARBOQUÍMICO, MINERO, SIMILARES Y CONEXAS DENTRO DE LA JURISDICCIÓN ADMINISTRATIVA DE LA DIRECCIÓN REGIONAL FALCÓN, PERMITIENDO CON ELLO EL FORTALECIMIENTO DEL DESARROLLO NACIONAL Y LA CONSOLIDACIÓN DE UNA SOBERANÍA DE ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LOS LINEAMIENTOS CONTEMPLADOS EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.718

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450332005 CONTROLAR Y CERTIFICAR LOS VOLÚMENES DE MINERALES SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS A LA NACIÓN, QUE SE ENCUENTREN DENTRO DE LA JURISDICCIÓN ADMINISTRATIVA DE LA DIRECCIÓN REGIONAL FALCÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 28

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	9.660	0	0	0	0	9.660
403	09	00	00	Viáticos y pasajes	328.008	0	0	0	0	328.008
403	09	01	00	Viáticos y pasajes dentro del país	328.008	0	0	0	0	328.008
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	316.320	0	0	0	0	316.320
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	100.000	0	0	0	0	100.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	96.320	0	0	0	0	96.320
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	120.000	0	0	0	0	120.000
403	18	00	00	Impuestos indirectos	183.252	0	0	0	0	183.252
403	18	01	00	Impuesto al valor agregado	183.252	0	0	0	0	183.252
404	**00**	**00**	**00**	**Activos reales**	**635.050**	**0**	**0**	**0**	**0**	**635.050**
404	05	00	00	Equipos de comunicaciones y de señalamiento	17.617	0	0	0	0	17.617
404	05	02	00	Equipos de señalamiento	17.617	0	0	0	0	17.617
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	175.313	0	0	0	0	175.313
404	07	01	00	Equipos científicos y de laboratorio	175.313	0	0	0	0	175.313
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	442.120	0	0	0	0	442.120
404	09	01	00	Mobiliario y equipos de oficina	380.000	0	0	0	0	380.000
404	09	02	00	Equipos de computación	62.120	0	0	0	0	62.120

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128762 450332000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS, MINEROS, SIMILARES Y CONEXAS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, ASÍ COMO LO REFERENTE A LA EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS A LAS ACTIVIDADES PRIMARIAS, DE REFINACIÓN Y COMERCIALIZACIÓN, PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN, QUE PERMITAN CONSOLIDAR LA SOBERANÍA DEL ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES, ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

OBJETIVO DEL PROYECTO: EJERCER LAS ACCIONES DE FISCALIZACIÓN, CONTROL, SEGUIMIENTO, INSPECCIÓN Y EVALUACIÓN DE INFRAESTRUCTURAS ASOCIADAS, CON LAS ACTIVIDADES PRIMARIAS EN LOS SECTORES HIDROCARBUROS LÍQUIDOS Y GASEOSOS, PETROQUÍMICO, CARBOQUÍMICO, MINERO, SIMILARES Y CONEXAS DENTRO DE LA JURISDICCIÓN ADMINISTRATIVA DE LA DIRECCIÓN REGIONAL FALCÓN, PERMITIENDO CON ELLO EL FORTALECIMIENTO DEL DESARROLLO NACIONAL Y LA CONSOLIDACIÓN DE UNA SOBERANÍA DE ESTADO SOBRE LA PROPIEDAD DE LOS RECURSOS NATURALES ATENDIENDO SU USO RACIONAL Y LA PRESERVACIÓN DEL AMBIENTE, DE ACUERDO A LOS LINEAMIENTOS CONTEMPLADOS EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.718

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450332005 CONTROLAR Y CERTIFICAR LOS VOLÚMENES DE MINERALES SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS A LA NACIÓN, QUE SE ENCUENTREN DENTRO DE LA JURISDICCIÓN ADMINISTRATIVA DE LA DIRECCIÓN REGIONAL FALCÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 28

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	**1.710.349**	**0**	**0**	**0**	**0**	**1.710.349**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128865 450333000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BARCELONA.

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE MINERALES, CRUDO Y GAS EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE RECURSOS MINERALES E HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGÉTICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS MINEROS, PETROLEROS Y GASÍFEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS MINERALES, HIDROCARBUROS Y SUS DERIVADOS CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.241

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARCELONA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**28.202.398**	**0**	**0**	**0**	**0**	**28.202.398**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.752.689	0	0	0	0	5.752.689
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	5.559.156	0	0	0	0	5.559.156
401	01	03	00	Suplencias a empleados	193.533	0	0	0	0	193.533
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.056.879	0	0	0	0	4.056.879
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.056.879	0	0	0	0	4.056.879
401	03	00	00	Primas	4.973.130	0	0	0	0	4.973.130
401	03	08	00	Primas de profesionalización a empleados	2.815.650	0	0	0	0	2.815.650
401	03	09	00	Primas por antigüedad a empleados	2.104.830	0	0	0	0	2.104.830
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.650	0	0	0	0	52.650
401	04	00	00	Complementos de sueldos y salarios	6.364.036	0	0	0	0	6.364.036
401	04	06	00	Complemento a empleados por comisión de servicios	27.796	0	0	0	0	27.796
401	04	96	00	Otros complementos a empleados	6.336.240	0	0	0	0	6.336.240
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.166.980	0	0	0	0	4.166.980
401	05	03	00	Bono vacacional a empleados	4.166.980	0	0	0	0	4.166.980
401	07	00	00	Asistencia socio-económica	2.888.684	0	0	0	0	2.888.684
401	07	01	00	Capacitación y adiestramiento a empleados	111.184	0	0	0	0	111.184
401	07	26	00	Dotación de uniformes a obreros	2.777.500	0	0	0	0	2.777.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.448.475**	**0**	**0**	**0**	**0**	**7.448.475**
402	01	00	00	Productos alimenticios y agropecuarios	788	0	0	0	0	788
402	01	01	00	Alimentos y bebidas para personas	788	0	0	0	0	788
402	03	00	00	Textiles y vestuarios	803.013	0	0	0	0	803.013
402	03	01	00	Textiles	813	0	0	0	0	813
402	03	02	00	Prendas de vestir	802.200	0	0	0	0	802.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128865 450333000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACION, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BARCELONA.

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE MINERALES, CRUDO Y GAS EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE RECURSOS MINERALES E HIDROCARBUROS LIQUIDOS, GASEOSOS Y SUS DERIVADOS DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGÉTICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS MINEROS, PETROLEROS Y GASÍFEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCION Y TRANSPORTE DE RECURSOS MINERALES, HIDROCARBUROS Y SUS DERIVADOS CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.241

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARCELONA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	04	00	00	Productos de cuero y caucho	851.820	0	0	0	0	851.820
402	04	03	00	Cauchos y tripas para vehículos	851.820	0	0	0	0	851.820
402	05	00	00	Productos de papel, cartón e impresos	1.014.759	0	0	0	0	1.014.759
402	05	01	00	Pulpa de madera, papel y cartón	1.669	0	0	0	0	1.669
402	05	03	00	Productos de papel y cartón para oficina	917.555	0	0	0	0	917.555
402	05	06	00	Productos de papel y cartón para computación	94.050	0	0	0	0	94.050
402	05	99	00	Otros productos de pulpa, papel y cartón	1.485	0	0	0	0	1.485
402	06	00	00	Productos químicos y derivados	386.253	0	0	0	0	386.253
402	06	03	00	Tintas, pinturas y colorantes	228.525	0	0	0	0	228.525
402	06	05	00	Productos de tocador	7.032	0	0	0	0	7.032
402	06	06	00	Combustibles y lubricantes	150.696	0	0	0	0	150.696
402	08	00	00	Productos metálicos	803.964	0	0	0	0	803.964
402	08	09	00	Repuestos y accesorios para equipos de transporte	803.964	0	0	0	0	803.964
402	10	00	00	Productos varios y útiles diversos	2.047.960	0	0	0	0	2.047.960
402	10	02	00	Materiales y útiles de limpieza y aseo	17.180	0	0	0	0	17.180
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	369.385	0	0	0	0	369.385
402	10	07	00	Productos de seguridad en el trabajo	969.122	0	0	0	0	969.122
402	10	08	00	Materiales para equipos de computación	692.273	0	0	0	0	692.273
402	99	00	00	Otros materiales y suministros	1.539.918	0	0	0	0	1.539.918
402	99	01	00	Otros materiales y suministros	1.539.918	0	0	0	0	1.539.918
403	**00**	**00**	**00**	**Servicios no personales**	**5.504.003**	**0**	**0**	**0**	**0**	**5.504.003**
403	06	00	00	Servicios de transporte y almacenaje	46.500	0	0	0	0	46.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	46.500	0	0	0	0	46.500
403	09	00	00	Viáticos y pasajes	1.172.957	0	0	0	0	1.172.957
403	09	01	00	Viáticos y pasajes dentro del país	802.557	0	0	0	0	802.557

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128865 450333000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BARCELONA.

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE MINERALES, CRUDO Y GAS EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE RECURSOS MINERALES E HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGÉTICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS MINEROS, PETROLEROS Y GASÍFEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS MINERALES, HIDROCARBUROS Y SUS DERIVADOS CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.241

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARCELONA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	370.400	0	0	0	0	370.400
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	915.000	0	0	0	0	915.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	315.000	0	0	0	0	315.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	600.000	0	0	0	0	600.000
403	18	00	00	Impuestos indirectos	1.749.632	0	0	0	0	1.749.632
403	18	01	00	Impuesto al valor agregado	1.749.632	0	0	0	0	1.749.632
403	99	00	00	Otros servicios no personales	1.619.914	0	0	0	0	1.619.914
403	99	01	00	Otros servicios no personales	1.619.914	0	0	0	0	1.619.914
404	**00**	**00**	**00**	**Activos reales**	**3.161.923**	**0**	**0**	**0**	**0**	**3.161.923**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	1.580.000	0	0	0	0	1.580.000
404	01	01	00	Repuestos mayores	280.000	0	0	0	0	280.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	280.000	0	0	0	0	280.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	1.300.000	0	0	0	0	1.300.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.300.000	0	0	0	0	1.300.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	182.990	0	0	0	0	182.990
404	05	02	00	Equipos de señalamiento	182.990	0	0	0	0	182.990
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	120.313	0	0	0	0	120.313
404	07	01	00	Equipos científicos y de laboratorio	120.313	0	0	0	0	120.313
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.278.620	0	0	0	0	1.278.620
404	09	01	00	Mobiliario y equipos de oficina	146.250	0	0	0	0	146.250
404	09	02	00	Equipos de computación	1.132.370	0	0	0	0	1.132.370
				Totales	**44.316.799**	**0**	**0**	**0**	**0**	**44.316.799**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128865 450333000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BARCELONA.

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE MINERALES, CRUDO Y GAS EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE RECURSOS MINERALES E HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGÉTICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS MINEROS, PETROLEROS Y GASÍFEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS MINERALES, HIDROCARBUROS Y SUS DERIVADOS CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.241

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARCELONA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128865 450333000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BARCELONA.

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE MINERALES, CRUDO Y GAS EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE RECURSOS MINERALES E HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGÉTICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS MINEROS, PETROLEROS Y GASÍFEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS MINERALES, HIDROCARBUROS Y SUS DERIVADOS CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.241

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARCELONA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 450333001 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS HIDROCARBURÍFEROS

UNIDAD DE MEDIDA: ACTA **META:** 316

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARCELONA

FA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**26.813.648**	**0**	**0**	**0**	**0**	**26.813.648**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.752.689	0	0	0	0	5.752.689
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	5.559.156	0	0	0	0	5.559.156
401	01	03	00	Suplencias a empleados	193.533	0	0	0	0	193.533
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.056.879	0	0	0	0	4.056.879
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.056.879	0	0	0	0	4.056.879
401	03	00	00	Primas	4.973.130	0	0	0	0	4.973.130
401	03	08	00	Primas de profesionalización a empleados	2.815.650	0	0	0	0	2.815.650
401	03	09	00	Primas por antigüedad a empleados	2.104.830	0	0	0	0	2.104.830
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.650	0	0	0	0	52.650
401	04	00	00	Complementos de sueldos y salarios	6.364.036	0	0	0	0	6.364.036
401	04	06	00	Complemento a empleados por comisión de servicios	27.796	0	0	0	0	27.796
401	04	96	00	Otros complementos a empleados	6.336.240	0	0	0	0	6.336.240
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.166.980	0	0	0	0	4.166.980
401	05	03	00	Bono vacacional a empleados	4.166.980	0	0	0	0	4.166.980
401	07	00	00	Asistencia socio-económica	1.499.934	0	0	0	0	1.499.934
401	07	01	00	Capacitación y adiestramiento a empleados	111.184	0	0	0	0	111.184
401	07	26	00	Dotación de uniformes a obreros	1.388.750	0	0	0	0	1.388.750
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.224.099**	**0**	**0**	**0**	**0**	**3.224.099**
402	03	00	00	Textiles y vestuarios	344.013	0	0	0	0	344.013

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128865 450333000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BARCELONA.

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE MINERALES, CRUDO Y GAS EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE RECURSOS MINERALES E HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGÉTICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS MINEROS, PETROLEROS Y GASÍFEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS MINERALES, HIDROCARBUROS Y SUS DERIVADOS CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLIVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.241

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARCELONA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450333001 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS HIDROCARBURÍFEROS

UNIDAD DE MEDIDA: ACTA **META:** 316

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARCELONA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	01	00	Textiles	813	0	0	0	0	813
402	03	02	00	Prendas de vestir	343.200	0	0	0	0	343.200
402	04	00	00	Productos de cuero y caucho	67.500	0	0	0	0	67.500
402	04	03	00	Cauchos y tripas para vehículos	67.500	0	0	0	0	67.500
402	05	00	00	Productos de papel, cartón e impresos	325.483	0	0	0	0	325.483
402	05	01	00	Pulpa de madera, papel y cartón	1.500	0	0	0	0	1.500
402	05	03	00	Productos de papel y cartón para oficina	229.933	0	0	0	0	229.933
402	05	06	00	Productos de papel y cartón para computación	94.050	0	0	0	0	94.050
402	06	00	00	Productos químicos y derivados	97.739	0	0	0	0	97.739
402	06	03	00	Tintas, pinturas y colorantes	97.375	0	0	0	0	97.375
402	06	06	00	Combustibles y lubricantes	364	0	0	0	0	364
402	08	00	00	Productos metálicos	312.488	0	0	0	0	312.488
402	08	09	00	Repuestos y accesorios para equipos de transporte	312.488	0	0	0	0	312.488
402	10	00	00	Productos varios y útiles diversos	536.958	0	0	0	0	536.958
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	32.679	0	0	0	0	32.679
402	10	07	00	Productos de seguridad en el trabajo	127.838	0	0	0	0	127.838
402	10	08	00	Materiales para equipos de computación	376.441	0	0	0	0	376.441
402	99	00	00	Otros materiales y suministros	1.539.918	0	0	0	0	1.539.918
402	99	01	00	Otros materiales y suministros	1.539.918	0	0	0	0	1.539.918
403	**00**	**00**	**00**	**Servicios no personales**	**3.033.755**	**0**	**0**	**0**	**0**	**3.033.755**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128865 450333000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BARCELONA.

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE MINERALES, CRUDO Y GAS EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE RECURSOS MINERALES E HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGÉTICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS MINEROS, PETROLEROS Y GASÍFEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS MINERALES, HIDROCARBUROS Y SUS DERIVADOS CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.241

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARCELONA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450333001 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS HIDROCARBURÍFEROS

UNIDAD DE MEDIDA: ACTA **META:** 316

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARCELONA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	30.000	0	0	0	0	30.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	30.000	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	199.636	0	0	0	0	199.636
403	09	01	00	Viáticos y pasajes dentro del país	199.636	0	0	0	0	199.636
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	355.000	0	0	0	0	355.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	175.000	0	0	0	0	175.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	180.000	0	0	0	0	180.000
403	18	00	00	Impuestos indirectos	859.205	0	0	0	0	859.205
403	18	01	00	Impuesto al valor agregado	859.205	0	0	0	0	859.205
403	99	00	00	Otros servicios no personales	1.589.914	0	0	0	0	1.589.914
403	99	01	00	Otros servicios no personales	1.589.914	0	0	0	0	1.589.914
404	**00**	**00**	**00**	**Activos reales**	**1.545.900**	**0**	**0**	**0**	**0**	**1.545.900**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	1.080.000	0	0	0	0	1.080.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	1.080.000	0	0	0	0	1.080.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.080.000	0	0	0	0	1.080.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	465.900	0	0	0	0	465.900
404	09	02	00	Equipos de computación	465.900	0	0	0	0	465.900
				Totales	**34.617.402**	**0**	**0**	**0**	**0**	**34.617.402**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128865 450333000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BARCELONA.

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE MINERALES, CRUDO Y GAS EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE RECURSOS MINERALES E HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGETICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS MINEROS, PETROLEROS Y GASÍFEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS MINERALES, HIDROCARBUROS Y SUS DERIVADOS CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.241

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARCELONA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450333002 CONTROLAR Y CERTIFICAR LOS VOLÚMENES DE HIDROCARBUROS Y SUS DERIVADOS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN SU JURISDICCIÓN O SUPERFICIE TERRITORIAL DE COMPETENCIA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 162

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARCELONA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.388.750**	**0**	**0**	**0**	**0**	**1.388.750**
401	07	00	00	Asistencia socio-económica	1.388.750	0	0	0	0	1.388.750
401	07	26	00	Dotación de uniformes a obreros	1.388.750	0	0	0	0	1.388.750
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.627.798**	**0**	**0**	**0**	**0**	**2.627.798**
402	03	00	00	Textiles y vestuarios	343.200	0	0	0	0	343.200
402	03	02	00	Prendas de vestir	343.200	0	0	0	0	343.200
402	04	00	00	Productos de cuero y caucho	283.940	0	0	0	0	283.940
402	04	03	00	Cauchos y tripas para vehículos	283.940	0	0	0	0	283.940
402	05	00	00	Productos de papel, cartón e impresos	394.872	0	0	0	0	394.872
402	05	03	00	Productos de papel y cartón para oficina	394.872	0	0	0	0	394.872
402	06	00	00	Productos químicos y derivados	49.416	0	0	0	0	49.416
402	06	03	00	Tintas, pinturas y colorantes	48.688	0	0	0	0	48.688
402	06	06	00	Combustibles y lubricantes	728	0	0	0	0	728
402	08	00	00	Productos metálicos	329.099	0	0	0	0	329.099
402	08	09	00	Repuestos y accesorios para equipos de transporte	329.099	0	0	0	0	329.099
402	10	00	00	Productos varios y útiles diversos	1.227.271	0	0	0	0	1.227.271
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	251.564	0	0	0	0	251.564
402	10	07	00	Productos de seguridad en el trabajo	674.625	0	0	0	0	674.625
402	10	08	00	Materiales para equipos de computación	301.082	0	0	0	0	301.082
403	**00**	**00**	**00**	**Servicios no personales**	**1.447.950**	**0**	**0**	**0**	**0**	**1.447.950**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128865 450333000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BARCELONA.

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE MINERALES, CRUDO Y GAS EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE RECURSOS MINERALES E HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGÉTICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS MINEROS, PETROLEROS Y GASÍFEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS MINERALES, HIDROCARBUROS Y SUS DERIVADOS CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.241

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARCELONA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450333002 CONTROLAR Y CERTIFICAR LOS VOLÚMENES DE HIDROCARBUROS Y SUS DERIVADOS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN SU JURISDICCIÓN O SUPERFICIE TERRITORIAL DE COMPETENCIA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 162

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARCELONA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	12.500	0	0	0	0	12.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	12.500	0	0	0	0	12.500
403	09	00	00	Viáticos y pasajes	605.289	0	0	0	0	605.289
403	09	01	00	Viáticos y pasajes dentro del país	234.889	0	0	0	0	234.889
403	09	02	00	Viáticos y pasajes fuera del país	370.400	0	0	0	0	370.400
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	270.000	0	0	0	0	270.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	270.000	0	0	0	0	270.000
403	18	00	00	Impuestos indirectos	560.161	0	0	0	0	560.161
403	18	01	00	Impuesto al valor agregado	560.161	0	0	0	0	560.161
404	**00**	**00**	**00**	**Activos reales**	**1.152.420**	**0**	**0**	**0**	**0**	**1.152.420**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	280.000	0	0	0	0	280.000
404	01	01	00	Repuestos mayores	280.000	0	0	0	0	280.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	280.000	0	0	0	0	280.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	147.757	0	0	0	0	147.757
404	05	02	00	Equipos de señalamiento	147.757	0	0	0	0	147.757
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	120.313	0	0	0	0	120.313
404	07	01	00	Equipos científicos y de laboratorio	120.313	0	0	0	0	120.313
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	604.350	0	0	0	0	604.350
404	09	01	00	Mobiliario y equipos de oficina	56.250	0	0	0	0	56.250

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128865 450333000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BARCELONA.

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE MINERALES, CRUDO Y GAS EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE RECURSOS MINERALES E HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGÉTICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS MINEROS, PETROLEROS Y GASÍFEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCION, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS MINERALES, HIDROCARBUROS Y SUS DERIVADOS CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.241

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARCELONA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450333002 CONTROLAR Y CERTIFICAR LOS VOLÚMENES DE HIDROCARBUROS Y SUS DERIVADOS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN SU JURISDICCIÓN O SUPERFICIE TERRITORIAL DE COMPETENCIA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 162

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARCELONA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	02	00	Equipos de computación	548.100	0	0	0	0	548.100
				Totales	**6.616.918**	0	0	0	0	**6.616.918**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128865 450333000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BARCELONA.

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE MINERALES, CRUDO Y GAS EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE RECURSOS MINERALES E HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGÉTICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS MINEROS, PETROLEROS Y GASÍFEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS MINERALES, HIDROCARBUROS Y SUS DERIVADOS CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.241

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARCELONA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450333003 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS MINEROS

UNIDAD DE MEDIDA: ACTA **META:** 22

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARCELONA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.596.578**	**0**	**0**	**0**	**0**	**1.596.578**
402	01	00	00	Productos alimenticios y agropecuarios	788	0	0	0	0	788
402	01	01	00	Alimentos y bebidas para personas	788	0	0	0	0	788
402	03	00	00	Textiles y vestuarios	115.800	0	0	0	0	115.800
402	03	02	00	Prendas de vestir	115.800	0	0	0	0	115.800
402	04	00	00	Productos de cuero y caucho	500.380	0	0	0	0	500.380
402	04	03	00	Cauchos y tripas para vehículos	500.380	0	0	0	0	500.380
402	05	00	00	Productos de papel, cartón e impresos	294.404	0	0	0	0	294.404
402	05	01	00	Pulpa de madera, papel y cartón	169	0	0	0	0	169
402	05	03	00	Productos de papel y cartón para oficina	292.750	0	0	0	0	292.750
402	05	99	00	Otros productos de pulpa, papel y cartón	1.485	0	0	0	0	1.485
402	06	00	00	Productos químicos y derivados	239.098	0	0	0	0	239.098
402	06	03	00	Tintas, pinturas y colorantes	82.462	0	0	0	0	82.462
402	06	05	00	Productos de tocador	7.032	0	0	0	0	7.032
402	06	06	00	Combustibles y lubricantes	149.604	0	0	0	0	149.604
402	08	00	00	Productos metálicos	162.377	0	0	0	0	162.377
402	08	09	00	Repuestos y accesorios para equipos de transporte	162.377	0	0	0	0	162.377
402	10	00	00	Productos varios y útiles diversos	283.731	0	0	0	0	283.731
402	10	02	00	Materiales y útiles de limpieza y aseo	17.180	0	0	0	0	17.180
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	85.142	0	0	0	0	85.142

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128865 450333000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BARCELONA.

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE MINERALES, CRUDO Y GAS EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE RECURSOS MINERALES E HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGÉTICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS MINEROS, PETROLEROS Y GASÍFEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS MINERALES, HIDROCARBUROS Y SUS DERIVADOS CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.241

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARCELONA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 450333003 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS MINEROS

UNIDAD DE MEDIDA: ACTA **META:** 22

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARCELONA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	166.659	0	0	0	0	166.659
402	10	08	00	Materiales para equipos de computación	14.750	0	0	0	0	14.750
403	**00**	**00**	**00**	**Servicios no personales**	**1.022.298**	**0**	**0**	**0**	**0**	**1.022.298**
403	06	00	00	Servicios de transporte y almacenaje	4.000	0	0	0	0	4.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	4.000	0	0	0	0	4.000
403	09	00	00	Viáticos y pasajes	368.032	0	0	0	0	368.032
403	09	01	00	Viáticos y pasajes dentro del país	368.032	0	0	0	0	368.032
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	290.000	0	0	0	0	290.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	140.000	0	0	0	0	140.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	150.000	0	0	0	0	150.000
403	18	00	00	Impuestos indirectos	330.266	0	0	0	0	330.266
403	18	01	00	Impuesto al valor agregado	330.266	0	0	0	0	330.266
403	99	00	00	Otros servicios no personales	30.000	0	0	0	0	30.000
403	99	01	00	Otros servicios no personales	30.000	0	0	0	0	30.000
404	**00**	**00**	**00**	**Activos reales**	**463.603**	**0**	**0**	**0**	**0**	**463.603**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	220.000	0	0	0	0	220.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	220.000	0	0	0	0	220.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	220.000	0	0	0	0	220.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	35.233	0	0	0	0	35.233

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128865 450333000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL BARCELONA.

OBJETIVO DEL PROYECTO: POTENCIAR E INCREMENTAR LA CAPACIDAD DE PRODUCCIÓN DE MINERALES, CRUDO Y GAS EN ARAS DE EJERCER LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL, A SU VEZ EJERCER ACCIÓN FISCALIZADORA DE RECURSOS MINERALES E HIDROCARBUROS LÍQUIDOS, GASEOSOS Y SUS DERIVADOS DE ACUERDO AL PLAN VENEZUELA POTENCIA ENERGÉTICA MUNDIAL, A SU VEZ INSPECCIONAR LAS CONDICIONES OPERACIONALES ACTUALES DE LAS INSTALACIONES DE SUPERFICIE DE LOS CAMPOS MINEROS, PETROLEROS Y GASÍFEROS, EN CUANTO AL CUMPLIMIENTO DE LAS NORMAS TÉCNICAS QUE RIGEN SU FUNCIONAMIENTO Y OPERATIVIDAD, REQUERIDAS PARA EL EJERCICIO DE LAS ACTIVIDADES DE PRODUCCIÓN, TRATAMIENTO, RECOLECCIÓN Y TRANSPORTE DE RECURSOS MINERALES, HIDROCARBUROS Y SUS DERIVADOS CON EL FIN DE OPTIMIZAR LAS INFRAESTRUCTURAS ASOCIADAS PARA UN GRADUAL AUMENTO DE LA PRODUCCIÓN ENMARCADO EN LAS LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.241

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARCELONA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450333003 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS MINEROS

UNIDAD DE MEDIDA: ACTA **META:** 22

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL BARCELONA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	05	02	00	Equipos de señalamiento	35.233	0	0	0	0	35.233
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	208.370	0	0	0	0	208.370
404	09	01	00	Mobiliario y equipos de oficina	90.000	0	0	0	0	90.000
404	09	02	00	Equipos de computación	118.370	0	0	0	0	118.370
				Totales	**3.082.479**	**0**	**0**	**0**	**0**	**3.082.479**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128844 450334000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL FAJA DEL ORINOCO

OBJETIVO DEL PROYECTO: INSPECCIONAR FISCALIZAR Y CONTROLAR TODOS LOS PROCESOS RELATIVOS A LOS HIDROCARBUROS Y MINERÍA, A TRAVÉS DE LA DIRECCIÓN REGIONAL FAJA DEL ORINOCO, PROMOVIENDO EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS, FORTALECIENDO LA DIVULGACIÓN DE LAS POLÍTICAS PÚBLICAS Y RESPETANDO EL MEDIO AMBIENTE

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.642

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FAJA DEL ORINOCO **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**40.808.078**	**0**	**0**	**0**	**0**	**40.808.078**
401	01	00	00	Sueldos, salarios y otras retribuciones	10.050.069	0	0	0	0	10.050.069
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	9.646.914	0	0	0	0	9.646.914
401	01	03	00	Suplencias a empleados	403.155	0	0	0	0	403.155
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.402.788	0	0	0	0	4.402.788
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.402.788	0	0	0	0	4.402.788
401	03	00	00	Primas	9.066.882	0	0	0	0	9.066.882
401	03	08	00	Primas de profesionalización a empleados	4.631.412	0	0	0	0	4.631.412
401	03	09	00	Primas por antigüedad a empleados	4.382.820	0	0	0	0	4.382.820
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.650	0	0	0	0	52.650
401	04	00	00	Complementos de sueldos y salarios	10.428.715	0	0	0	0	10.428.715
401	04	06	00	Complemento a empleados por comisión de servicios	48.235	0	0	0	0	48.235
401	04	96	00	Otros complementos a empleados	10.380.480	0	0	0	0	10.380.480
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	6.666.685	0	0	0	0	6.666.685
401	05	03	00	Bono vacacional a empleados	6.666.685	0	0	0	0	6.666.685
401	07	00	00	Asistencia socio-económica	192.939	0	0	0	0	192.939
401	07	01	00	Capacitación y adiestramiento a empleados	192.939	0	0	0	0	192.939
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.281.402**	**0**	**0**	**0**	**0**	**6.281.402**
402	01	00	00	Productos alimenticios y agropecuarios	49.566	0	0	0	0	49.566
402	01	01	00	Alimentos y bebidas para personas	49.566	0	0	0	0	49.566
402	03	00	00	Textiles y vestuarios	186.000	0	0	0	0	186.000
402	03	02	00	Prendas de vestir	186.000	0	0	0	0	186.000
402	04	00	00	Productos de cuero y caucho	525.000	0	0	0	0	525.000
402	04	03	00	Cauchos y tripas para vehículos	525.000	0	0	0	0	525.000
402	05	00	00	Productos de papel, cartón e impresos	1.118.681	0	0	0	0	1.118.681
402	05	03	00	Productos de papel y cartón para oficina	1.106.924	0	0	0	0	1.106.924
402	05	06	00	Productos de papel y cartón para computación	11.757	0	0	0	0	11.757

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128844 450334000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL FAJA DEL ORINOCO

OBJETIVO DEL PROYECTO: INSPECCIONAR, FISCALIZAR Y CONTROLAR TODOS LOS PROCESOS RELATIVOS A LOS HIDROCARBUROS Y MINERÍA, A TRAVÉS DE LA DIRECCIÓN REGIONAL FAJA DEL ORINOCO, PROMOVIENDO EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS, FORTALECIENDO LA DIVULGACIÓN DE LAS POLÍTICAS PÚBLICAS Y RESPETANDO EL MEDIO AMBIENTE

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.642

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FAJA DEL ORINOCO **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	00	00	Productos químicos y derivados	**177.188**	0	0	0	0	177.188
402	06	06	00	Combustibles y lubricantes	177.188	0	0	0	0	177.188
402	08	00	00	Productos metálicos	148.463	0	0	0	0	148.463
402	08	09	00	Repuestos y accesorios para equipos de transporte	148.463	0	0	0	0	148.463
402	10	00	00	Productos varios y útiles diversos	1.991.664	0	0	0	0	1.991.664
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	379.251	0	0	0	0	379.251
402	10	07	00	Productos de seguridad en el trabajo	984.943	0	0	0	0	984.943
402	10	08	00	Materiales para equipos de computación	627.470	0	0	0	0	627.470
402	99	00	00	Otros materiales y suministros	2.084.840	0	0	0	0	2.084.840
402	99	01	00	Otros materiales y suministros	2.084.840	0	0	0	0	2.084.840
403	**00**	**00**	**00**	**Servicios no personales**	**9.092.140**	**0**	0	0	**0**	**9.092.140**
403	06	00	00	Servicios de transporte y almacenaje	21.000	0	0	0	0	21.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	21.000	0	0	0	0	21.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	45.596	0	0	0	0	45.596
403	07	02	00	Imprenta y reproducción	45.596	0	0	0	0	45.596
403	09	00	00	Viáticos y pasajes	4.268.530	0	0	0	0	4.268.530
403	09	01	00	Viáticos y pasajes dentro del país	4.268.530	0	0	0	0	4.268.530
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	562.503	0	0	0	0	562.503
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	25.000	0	0	0	0	25.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	537.503	0	0	0	0	537.503
403	18	00	00	Impuestos indirectos	2.097.171	0	0	0	0	2.097.171
403	18	01	00	Impuesto al valor agregado	2.097.171	0	0	0	0	2.097.171
403	99	00	00	Otros servicios no personales	2.097.340	0	0	0	0	2.097.340
403	99	01	00	Otros servicios no personales	2.097.340	0	0	0	0	2.097.340
404	**00**	**00**	**00**	**Activos reales**	**3.817.408**	**0**	0	0	0	**3.817.408**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	63.750	0	0	0	0	63.750
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	63.750	0	0	0	0	63.750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128844 450334000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL FAJA DEL ORINOCO

OBJETIVO DEL PROYECTO: INSPECCIONAR, FISCALIZAR Y CONTROLAR TODOS LOS PROCESOS RELATIVOS A LOS HIDROCARBUROS Y MINERÍA, A TRAVÉS DE LA DIRECCIÓN REGIONAL FAJA DEL ORINOCO, PROMOVIENDO EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS, FORTALECIENDO LA DIVULGACIÓN DE LAS POLÍTICAS PÚBLICAS Y RESPETANDO EL MEDIO AMBIENTE

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.642

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FAJA DEL ORINOCO

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	04	00	00	Equipos de transporte, tracción y elevación	77.000	0	0	0	0	77.000
404	04	05	00	Vehículos de tracción no motorizados	77.000	0	0	0	0	77.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	267.109	0	0	0	0	267.109
404	05	02	00	Equipos de señalamiento	267.109	0	0	0	0	267.109
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	360.939	0	0	0	0	360.939
404	07	01	00	Equipos científicos y de laboratorio	360.939	0	0	0	0	360.939
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.048.610	0	0	0	0	3.048.610
404	09	01	00	Mobiliario y equipos de oficina	933.490	0	0	0	0	933.490
404	09	02	00	Equipos de computación	2.115.120	0	0	0	0	2.115.120
				Totales	**59.999.028**	**0**	**0**	**0**	**0**	**59.999.028**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128844 450334000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL FAJA DEL ORINOCO

OBJETIVO DEL PROYECTO: INSPECCIONAR, FISCALIZAR Y CONTROLAR TODOS LOS PROCESOS RELATIVOS A LOS HIDROCARBUROS Y MINERÍA, A TRAVÉS DE LA DIRECCIÓN REGIONAL FAJA DEL ORINOCO, PROMOVIENDO EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS, FORTALECIENDO LA DIVULGACIÓN DE LAS POLÍTICAS PÚBLICAS Y RESPETANDO EL MEDIO AMBIENTE

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.642

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FAJA DEL ORINOCO **PRESUPUESTO:** **2016**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128844 450334000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL FAJA DEL ORINOCO

OBJETIVO DEL PROYECTO: INSPECCIONAR, FISCALIZAR Y CONTROLAR TODOS LOS PROCESOS RELATIVOS A LOS HIDROCARBUROS Y MINERÍA, A TRAVÉS DE LA DIRECCIÓN REGIONAL FAJA DEL ORINOCO, PROMOVIENDO EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS, FORTALECIENDO LA DIVULGACIÓN DE LAS POLÍTICAS PÚBLICAS Y RESPETANDO EL MEDIO AMBIENTE

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.642

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FAJA DEL ORINOCO **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 450334001 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS HIDROCARBURÍFEROS

UNIDAD DE MEDIDA: ACTA **META:** 2.768

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FAJA DEL ORINOCO

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**40.808.078**	**0**	**0**	**0**	**0**	**40.808.078**
401	01	00	00	Sueldos, salarios y otras retribuciones	10.050.069	0	0	0	0	10.050.069
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	9.646.914	0	0	0	0	9.646.914
401	01	03	00	Suplencias a empleados	403.155	0	0	0	0	403.155
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.402.788	0	0	0	0	4.402.788
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.402.788	0	0	0	0	4.402.788
401	03	00	00	Primas	9.066.882	0	0	0	0	9.066.882
401	03	08	00	Primas de profesionalización a empleados	4.631.412	0	0	0	0	4.631.412
401	03	09	00	Primas por antiguedad a empleados	4.382.820	0	0	0	0	4.382.820
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	52.650	0	0	0	0	52.650
401	04	00	00	Complementos de sueldos y salarios	10.428.715	0	0	0	0	10.428.715
401	04	06	00	Complemento a empleados por comisión de servicios	48.235	0	0	0	0	48.235
401	04	96	00	Otros complementos a empleados	10.380.480	0	0	0	0	10.380.480
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	6.666.685	0	0	0	0	6.666.685
401	05	03	00	Bono vacacional a empleados	6.666.685	0	0	0	0	6.666.685
401	07	00	00	Asistencia socio-económica	192.939	0	0	0	0	192.939
401	07	01	00	Capacitación y adiestramiento a empleados	192.939	0	0	0	0	192.939
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.408.880**	**0**	**0**	**0**	**0**	**3.408.880**
402	01	00	00	Productos alimenticios y agropecuarios	21.626	0	0	0	0	21.626
402	01	01	00	Alimentos y bebidas para personas	21.626	0	0	0	0	21.626
402	03	00	00	Textiles y vestuarios	90.000	0	0	0	0	90.000
402	03	02	00	Prendas de vestir	90.000	0	0	0	0	90.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128844 450334000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL FAJA DEL ORINOCO

OBJETIVO DEL PROYECTO: INSPECCIONAR, FISCALIZAR Y CONTROLAR TODOS LOS PROCESOS RELATIVOS A LOS HIDROCARBUROS Y MINERÍA, A TRAVÉS DE LA DIRECCIÓN REGIONAL FAJA DEL ORINOCO, PROMOVIENDO EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS, FORTALECIENDO LA DIVULGACIÓN DE LAS POLÍTICAS PÚBLICAS Y RESPETANDO EL MEDIO AMBIENTE

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.642

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FAJA DEL ORINOCO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450334001 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS HIDROCARBURÍFEROS

UNIDAD DE MEDIDA: ACTA **META:** 2.768

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FAJA DEL ORINOCO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	04	00	00	Productos de cuero y caucho	350.000	0	0	0	0	350.000
402	04	03	00	Cauchos y tripas para vehículos	350.000	0	0	0	0	350.000
402	05	00	00	Productos de papel, cartón e impresos	194.213	0	0	0	0	194.213
402	05	03	00	Productos de papel y cartón para oficina	194.213	0	0	0	0	194.213
402	08	00	00	Productos metálicos	33.275	0	0	0	0	33.275
402	08	09	00	Repuestos y accesorios para equipos de transporte	33.275	0	0	0	0	33.275
402	10	00	00	Productos varios y útiles diversos	634.926	0	0	0	0	634.926
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	131.736	0	0	0	0	131.736
402	10	07	00	Productos de seguridad en el trabajo	287.658	0	0	0	0	287.658
402	10	08	00	Materiales para equipos de computación	215.532	0	0	0	0	215.532
402	99	00	00	Otros materiales y suministros	2.084.840	0	0	0	0	2.084.840
402	99	01	00	Otros materiales y suministros	2.084.840	0	0	0	0	2.084.840
403	**00**	**00**	**00**	**Servicios no personales**	**4.187.697**	**0**	**0**	**0**	**0**	**4.187.697**
403	06	00	00	Servicios de transporte y almacenaje	9.800	0	0	0	0	9.800
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	9.800	0	0	0	0	9.800
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.660	0	0	0	0	15.660
403	07	02	00	Imprenta y reproducción	15.660	0	0	0	0	15.660
403	09	00	00	Viáticos y pasajes	743.615	0	0	0	0	743.615
403	09	01	00	Viáticos y pasajes dentro del país	743.615	0	0	0	0	743.615
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	367.503	0	0	0	0	367.503
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	367.503	0	0	0	0	367.503
403	18	00	00	Impuestos indirectos	966.279	0	0	0	0	966.279

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128844 450334000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL FAJA DEL ORINOCO

OBJETIVO DEL PROYECTO: INSPECCIONAR, FISCALIZAR Y CONTROLAR TODOS LOS PROCESOS RELATIVOS A LOS HIDROCARBUROS Y MINERÍA, A TRAVÉS DE LA DIRECCIÓN REGIONAL FAJA DEL ORINOCO, PROMOVIENDO EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS, FORTALECIENDO LA DIVULGACIÓN DE LAS POLÍTICAS PÚBLICAS Y RESPETANDO EL MEDIO AMBIENTE

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.642

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FAJA DEL ORINOCO

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 450334001 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS HIDROCARBURÍFEROS

UNIDAD DE MEDIDA: ACTA **META:** 2.768

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FAJA DEL ORINOCO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	966.279	0	0	0	0	966.279
403	99	00	00	Otros servicios no personales	2.084.840	0	0	0	0	2.084.840
403	99	01	00	Otros servicios no personales	2.084.840	0	0	0	0	2.084.840
404	**00**	**00**	**00**	**Activos reales**	**1.039.382**	**0**	**0**	**0**	**0**	**1.039.382**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	31.875	0	0	0	0	31.875
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	31.875	0	0	0	0	31.875
404	04	00	00	Equipos de transporte, tracción y elevación	38.500	0	0	0	0	38.500
404	04	05	00	Vehículos de tracción no motorizados	38.500	0	0	0	0	38.500
404	05	00	00	Equipos de comunicaciones y de señalamiento	94.908	0	0	0	0	94.908
404	05	02	00	Equipos de señalamiento	94.908	0	0	0	0	94.908
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	120.313	0	0	0	0	120.313
404	07	01	00	Equipos científicos y de laboratorio	120.313	0	0	0	0	120.313
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	753.786	0	0	0	0	753.786
404	09	01	00	Mobiliario y equipos de oficina	149.436	0	0	0	0	149.436
404	09	02	00	Equipos de computación	604.350	0	0	0	0	604.350
				Totales	**49.444.037**	**0**	**0**	**0**	**0**	**49.444.037**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128844 450334000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL FAJA DEL ORINOCO

OBJETIVO DEL PROYECTO: INSPECCIONAR, FISCALIZAR Y CONTROLAR TODOS LOS PROCESOS RELATIVOS A LOS HIDROCARBUROS Y MINERÍA, A TRAVÉS DE LA DIRECCIÓN REGIONAL FAJA DEL ORINOCO, PROMOVIENDO EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS, FORTALECIENDO LA DIVULGACIÓN DE LAS POLÍTICAS PÚBLICAS Y RESPETANDO EL MEDIO AMBIENTE

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.642

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FAJA DEL ORINOCO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450334002 CONTROLAR Y CERTIFICAR LOS VOLÚMENES DE HIDROCARBUROS Y SUS DERIVADOS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN SU JURISDICCIÓN O SUPERFICIE TERRITORIAL DE COMPETENCIA

UNIDAD DE MEDIDA: ACTA **META:** 750

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FAJA DEL ORINOCO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**869.330**	**0**	**0**	**0**	**0**	**869.330**
402	01	00	00	Productos alimenticios y agropecuarios	8.598	0	0	0	0	8.598
402	01	01	00	Alimentos y bebidas para personas	8.598	0	0	0	0	8.598
402	04	00	00	Productos de cuero y caucho	175.000	0	0	0	0	175.000
402	04	03	00	Cauchos y tripas para vehículos	175.000	0	0	0	0	175.000
402	05	00	00	Productos de papel, cartón e impresos	149.176	0	0	0	0	149.176
402	05	03	00	Productos de papel y cartón para oficina	149.176	0	0	0	0	149.176
402	06	00	00	Productos químicos y derivados	177.188	0	0	0	0	177.188
402	06	06	00	Combustibles y lubricantes	177.188	0	0	0	0	177.188
402	08	00	00	Productos metálicos	97.188	0	0	0	0	97.188
402	08	09	00	Repuestos y accesorios para equipos de transporte	97.188	0	0	0	0	97.188
402	10	00	00	Productos varios y útiles diversos	262.180	0	0	0	0	262.180
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.586	0	0	0	0	100.586
402	10	08	00	Materiales para equipos de computación	161.594	0	0	0	0	161.594
403	**00**	**00**	**00**	**Servicios no personales**	**772.961**	**0**	**0**	**0**	**0**	**772.961**
403	06	00	00	Servicios de transporte y almacenaje	3.500	0	0	0	0	3.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.500	0	0	0	0	3.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	7.851	0	0	0	0	7.851
403	07	02	00	Imprenta y reproducción	7.851	0	0	0	0	7.851
403	09	00	00	Viáticos y pasajes	461.610	0	0	0	0	461.610
403	09	01	00	Viáticos y pasajes dentro del país	461.610	0	0	0	0	461.610
403	18	00	00	Impuestos indirectos	300.000	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128844 450334000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL FAJA DEL ORINOCO

OBJETIVO DEL PROYECTO: INSPECCIONAR, FISCALIZAR Y CONTROLAR TODOS LOS PROCESOS RELATIVOS A LOS HIDROCARBUROS Y MINERÍA, A TRAVÉS DE LA DIRECCIÓN REGIONAL FAJA DEL ORINOCO, PROMOVIENDO EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS, FORTALECIENDO LA DIVULGACIÓN DE LAS POLÍTICAS PÚBLICAS Y RESPETANDO EL MEDIO AMBIENTE

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.642

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FAJA DEL ORINOCO

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 450334002 CONTROLAR Y CERTIFICAR LOS VOLÚMENES DE HIDROCARBUROS Y SUS DERIVADOS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS EN SU JURISDICCIÓN O SUPERFICIE TERRITORIAL DE COMPETENCIA

UNIDAD DE MEDIDA: ACTA **META:** 750

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FAJA DEL ORINOCO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	300.000	0	0	0	0	300.000
404	**00**	**00**	**00**	**Activos reales**	**1.157.709**	**0**	**0**	**0**	**0**	**1.157.709**
404	04	00	00	Equipos de transporte, tracción y elevación	19.250	0	0	0	0	19.250
404	04	05	00	Vehículos de tracción no motorizados	19.250	0	0	0	0	19.250
404	05	00	00	Equipos de comunicaciones y de señalamiento	17.617	0	0	0	0	17.617
404	05	02	00	Equipos de señalamiento	17.617	0	0	0	0	17.617
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	120.313	0	0	0	0	120.313
404	07	01	00	Equipos científicos y de laboratorio	120.313	0	0	0	0	120.313
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.000.529	0	0	0	0	1.000.529
404	09	01	00	Mobiliario y equipos de oficina	304.329	0	0	0	0	304.329
404	09	02	00	Equipos de computación	696.200	0	0	0	0	696.200
				Totales	**2.800.000**	**0**	**0**	**0**	**0**	**2.800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128844 450334000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL FAJA DEL ORINOCO

OBJETIVO DEL PROYECTO: INSPECCIONAR, FISCALIZAR Y CONTROLAR TODOS LOS PROCESOS RELATIVOS A LOS HIDROCARBUROS Y MINERÍA, A TRAVÉS DE LA DIRECCIÓN REGIONAL FAJA DEL ORINOCO, PROMOVIENDO EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS, FORTALECIENDO LA DIVULGACIÓN DE LAS POLÍTICAS PÚBLICAS Y RESPETANDO EL MEDIO AMBIENTE

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.642

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FAJA DEL ORINOCO PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 450334003 ELABORAR EL BALANCE VOLUMÉTRICO DE LA PRODUCCIÓN, USO Y DISPERSIÓN, TOMANDO COMO BASE LOS VOLÚMENES CUANTIFICADOS, A TRAVÉS DEL SISTEMA DE TRANSFERENCIA Y CUSTODIA DE HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FAJA DEL ORINOCO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.023.861**	**0**	**0**	**0**	**0**	**1.023.861**
402	01	00	00	Productos alimenticios y agropecuarios	8.897	0	0	0	0	8.897
402	01	01	00	Alimentos y bebidas para personas	8.897	0	0	0	0	8.897
402	03	00	00	Textiles y vestuarios	6.000	0	0	0	0	6.000
402	03	02	00	Prendas de vestir	6.000	0	0	0	0	6.000
402	05	00	00	Productos de papel, cartón e impresos	596.032	0	0	0	0	596.032
402	05	03	00	Productos de papel y cartón para oficina	584.275	0	0	0	0	584.275
402	05	06	00	Productos de papel y cartón para computación	11.757	0	0	0	0	11.757
402	10	00	00	Productos varios y útiles diversos	412.932	0	0	0	0	412.932
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	41.274	0	0	0	0	41.274
402	10	07	00	Productos de seguridad en el trabajo	335.408	0	0	0	0	335.408
402	10	08	00	Materiales para equipos de computación	36.250	0	0	0	0	36.250
403	**00**	**00**	**00**	**Servicios no personales**	**664.065**	**0**	**0**	**0**	**0**	**664.065**
403	06	00	00	Servicios de transporte y almacenaje	3.500	0	0	0	0	3.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.500	0	0	0	0	3.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.425	0	0	0	0	6.425
403	07	02	00	Imprenta y reproducción	6.425	0	0	0	0	6.425
403	09	00	00	Viáticos y pasajes	354.140	0	0	0	0	354.140
403	09	01	00	Viáticos y pasajes dentro del país	354.140	0	0	0	0	354.140
403	18	00	00	Impuestos indirectos	300.000	0	0	0	0	300.000
403	18	01	00	Impuesto al valor agregado	300.000	0	0	0	0	300.000
404	**00**	**00**	**00**	**Activos reales**	**1.112.074**	**0**	**0**	**0**	**0**	**1.112.074**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128844 450334000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL FAJA DEL ORINOCO

OBJETIVO DEL PROYECTO: INSPECCIONAR, FISCALIZAR Y CONTROLAR TODOS LOS PROCESOS RELATIVOS A LOS HIDROCARBUROS Y MINERÍA, A TRAVÉS DE LA DIRECCIÓN REGIONAL FAJA DEL ORINOCO, PROMOVIENDO EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS, FORTALECIENDO LA DIVULGACIÓN DE LAS POLÍTICAS PÚBLICAS Y RESPETANDO EL MEDIO AMBIENTE

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.642

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FAJA DEL ORINOCO **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 450334003 ELABORAR EL BALANCE VOLUMÉTRICO DE LA PRODUCCIÓN, USO Y DISPERSIÓN, TOMANDO COMO BASE LOS VOLÚMENES CUANTIFICADOS, A TRAVÉS DEL SISTEMA DE TRANSFERENCIA Y CUSTODIA DE HIDROCARBUROS

UNIDAD DE MEDIDA: INFORME **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FAJA DEL ORINOCO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	77.292	0	0	0	0	77.292
404	05	02	00	Equipos de señalamiento	77.292	0	0	0	0	77.292
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	120.313	0	0	0	0	120.313
404	07	01	00	Equipos científicos y de laboratorio	120.313	0	0	0	0	120.313
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	914.469	0	0	0	0	914.469
404	09	01	00	Mobiliario y equipos de oficina	249.329	0	0	0	0	249.329
404	09	02	00	Equipos de computacion	665.140	0	0	0	0	665.140
				Totales	**2.800.000**	**0**	**0**	**0**	**0**	**2.800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128844 450334000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL FAJA DEL ORINOCO

OBJETIVO DEL PROYECTO: INSPECCIONAR, FISCALIZAR Y CONTROLAR TODOS LOS PROCESOS RELATIVOS A LOS HIDROCARBUROS Y MINERÍA, A TRAVÉS DE LA DIRECCIÓN REGIONAL FAJA DEL ORINOCO, PROMOVIENDO EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS, FORTALECIENDO LA DIVULGACIÓN DE LAS POLÍTICAS PÚBLICAS Y RESPETANDO EL MEDIO AMBIENTE

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.642

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FAJA DEL ORINOCO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450334004 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLORACIÓN, EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS MINEROS

UNIDAD DE MEDIDA: ACTA **META:** 124

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FAJA DEL ORINOCO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**979.331**	**0**	**0**	**0**	**0**	**979.331**
402	01	00	00	Productos alimenticios y agropecuarios	10.445	0	0	0	0	10.445
402	01	01	00	Alimentos y bebidas para personas	10.445	0	0	0	0	10.445
402	03	00	00	Textiles y vestuarios	90.000	0	0	0	0	90.000
402	03	02	00	Prendas de vestir	90.000	0	0	0	0	90.000
402	05	00	00	Productos de papel, cartón e impresos	179.260	0	0	0	0	179.260
402	05	03	00	Productos de papel y cartón para oficina	179.260	0	0	0	0	179.260
402	08	00	00	Productos metálicos	18.000	0	0	0	0	18.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	18.000	0	0	0	0	18.000
402	10	00	00	Productos varios y útiles diversos	681.626	0	0	0	0	681.626
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	105.655	0	0	0	0	105.655
402	10	07	00	Productos de seguridad en el trabajo	361.877	0	0	0	0	361.877
402	10	08	00	Materiales para equipos de computación	214.094	0	0	0	0	214.094
403	**00**	**00**	**00**	**Servicios no personales**	**3.467.417**	**0**	**0**	**0**	**0**	**3.467.417**
403	06	00	00	Servicios de transporte y almacenaje	4.200	0	0	0	0	4.200
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	4.200	0	0	0	0	4.200
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.660	0	0	0	0	15.660
403	07	02	00	Imprenta y reproducción	15.660	0	0	0	0	15.660
403	09	00	00	Viáticos y pasajes	2.709.165	0	0	0	0	2.709.165
403	09	01	00	Viáticos y pasajes dentro del país	2.709.165	0	0	0	0	2.709.165
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	195.000	0	0	0	0	195.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	25.000	0	0	0	0	25.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128844 450334000 OPTIMIZAR EL CONTROL DE LA PRODUCCIÓN DE LOS VOLÚMENES DE LOS RECURSOS HIDROCARBURÍFEROS Y MINEROS, SUJETOS A PAGOS DE IMPUESTOS Y REGALÍAS, Y LA INFRAESTRUCTURA ASOCIADA A LAS ACTIVIDADES DE EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS DE LA NACIÓN-DIRECCIÓN REGIONAL FAJA DEL ORINOCO

OBJETIVO DEL PROYECTO: INSPECCIONAR, FISCALIZAR Y CONTROLAR TODOS LOS PROCESOS RELATIVOS A LOS HIDROCARBUROS Y MINERÍA, A TRAVÉS DE LA DIRECCIÓN REGIONAL FAJA DEL ORINOCO, PROMOVIENDO EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS, FORTALECIENDO LA DIVULGACIÓN DE LAS POLÍTICAS PÚBLICAS Y RESPETANDO EL MEDIO AMBIENTE

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3.642

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FAJA DEL ORINOCO **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 450334004 EVALUAR LA INTEGRIDAD DE LA INFRAESTRUCTURA Y LAS ACTIVIDADES DE EXPLORACIÓN, EXPLOTACIÓN, COMERCIALIZACIÓN, DISTRIBUCIÓN, ALMACENAMIENTO Y TRANSPORTE PARA LA TRANSFORMACIÓN DE LOS RECURSOS MINEROS

UNIDAD DE MEDIDA: ACTA **META:** 124

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL FAJA DEL ORINOCO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	170.000	0	0	0	0	170.000
403	18	00	00	Impuestos indirectos	530.892	0	0	0	0	530.892
403	18	01	00	Impuesto al valor agregado	530.892	0	0	0	0	530.892
403	99	00	00	Otros servicios no personales	12.500	0	0	0	0	12.500
403	99	01	00	Otros servicios no personales	12.500	0	0	0	0	12.500
404	**00**	**00**	**00**	**Activos reales**	**508.243**	**0**	**0**	**0**	**0**	**508.243**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	31.875	0	0	0	0	31.875
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	31.875	0	0	0	0	31.875
404	04	00	00	Equipos de transporte, tracción y elevación	19.250	0	0	0	0	19.250
404	04	05	00	Vehículos de tracción no motorizados	19.250	0	0	0	0	19.250
404	05	00	00	Equipos de comunicaciones y de señalamiento	77.292	0	0	0	0	77.292
404	05	02	00	Equipos de señalamiento	77.292	0	0	0	0	77.292
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	379.826	0	0	0	0	379.826
404	09	01	00	Mobiliario y equipos de oficina	230.396	0	0	0	0	230.396
404	09	02	00	Equipos de computación	149.430	0	0	0	0	149.430
				Totales	**4.954.991**	**0**	**0**	**0**	**0**	**4.954.991**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128679 450335000 CONTROL Y MANEJO DE DATOS CON LA AUTOMATIZACIÓN DE LA INFORMACIÓN DE LOS PROCESOS DE LA DIRECCIÓN GENERAL DE MERCADO INTERNO (DGMI)

OBJETIVO DEL PROYECTO: CREAR UNA SALA SITUACIONAL QUE GENERE Y SISTEMATICE LOS INDICADORES DE GESTIÓN DE LA DIRECCIÓN GENERAL DE MERCADO INTERNO, QUE APOYE EN LA TOMA DE DECISIONES PARA ASEGURAR EL CUMPLIMIENTO DE LAS POLÍTICAS, NORMAS Y RESOLUCIONES QUE REGULAN EL MERCADO INTERNO, A FIN DE IMPLEMENTAR CORRECTIVOS QUE PERMITAN GARANTIZAR LOS REQUERIMIENTOS DE LOS CLIENTES FINALES

UNIDAD DE MEDIDA: SALA **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MERCADO INTERNO **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**10.407.234**	**0**	**0**	**0**	**0**	**10.407.234**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.367.690	0	0	0	0	2.367.690
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.315.736	0	0	0	0	2.315.736
401	01	03	00	Suplencias a empleados	51.954	0	0	0	0	51.954
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.247.323	0	0	0	0	1.247.323
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.247.323	0	0	0	0	1.247.323
401	03	00	00	Primas	2.108.610	0	0	0	0	2.108.610
401	03	08	00	Primas de profesionalización a empleados	1.128.150	0	0	0	0	1.128.150
401	03	09	00	Primas por antigüedad a empleados	881.010	0	0	0	0	881.010
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	99.450	0	0	0	0	99.450
401	04	00	00	Complementos de sueldos y salarios	2.935.049	0	0	0	0	2.935.049
401	04	06	00	Complemento a empleados por comisión de servicios	11.579	0	0	0	0	11.579
401	04	96	00	Otros complementos a empleados	2.923.470	0	0	0	0	2.923.470
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.702.247	0	0	0	0	1.702.247
401	05	03	00	Bono vacacional a empleados	1.702.247	0	0	0	0	1.702.247
401	07	00	00	Asistencia socio-económica	46.315	0	0	0	0	46.315
401	07	01	00	Capacitación y adiestramiento a empleados	46.315	0	0	0	0	46.315
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**986.689**	**0**	**0**	**0**	**0**	**986.689**
402	01	00	00	Productos alimenticios y agropecuarios	133.000	0	0	0	0	133.000
402	01	01	00	Alimentos y bebidas para personas	133.000	0	0	0	0	133.000
402	05	00	00	Productos de papel, cartón e impresos	294.810	0	0	0	0	294.810
402	05	03	00	Productos de papel y cartón para oficina	294.810	0	0	0	0	294.810
402	10	00	00	Productos varios y útiles diversos	558.879	0	0	0	0	558.879
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	356.379	0	0	0	0	356.379
402	10	08	00	Materiales para equipos de computación	202.500	0	0	0	0	202.500
403	**00**	**00**	**00**	**Servicios no personales**	**2.728.703**	**0**	**0**	**0**	**0**	**2.728.703**
403	07	00	00	Servicios de información, impresión y relaciones públicas	20.000	0	0	0	0	20.000
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	2.203.325	0	0	0	0	2.203.325

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128679 450335000 CONTROL Y MANEJO DE DATOS CON LA AUTOMATIZACIÓN DE LA INFORMACIÓN DE LOS PROCESOS DE LA DIRECCIÓN GENERAL DE MERCADO INTERNO (DGMI)

OBJETIVO DEL PROYECTO: CREAR UNA SALA SITUACIONAL QUE GENERE Y SISTEMATICE LOS INDICADORES DE GESTIÓN DE LA DIRECCIÓN GENERAL DE MERCADO INTERNO, QUE APOYE EN LA TOMA DE DECISIONES PARA ASEGURAR EL CUMPLIMIENTO DE LAS POLÍTICAS, NORMAS Y RESOLUCIONES QUE REGULAN EL MERCADO INTERNO, A FIN DE IMPLEMENTAR CORRECTIVOS QUE PERMITAN GARANTIZAR LOS REQUERIMIENTOS DE LOS CLIENTES FINALES

UNIDAD DE MEDIDA: SALA **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MERCADO INTERNO **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	1.567.725	0	0	0	0	1.567.725
403	09	02	00	Viáticos y pasajes fuera del país	635.600	0	0	0	0	635.600
403	18	00	00	Impuestos indirectos	505.378	0	0	0	0	505.378
403	18	01	00	Impuesto al valor agregado	505.378	0	0	0	0	505.378
404	**00**	**00**	**00**	**Activos reales**	**916.884**	**0**	**0**	**0**	**0**	**916.884**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	262.864	0	0	0	0	262.864
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	262.864	0	0	0	0	262.864
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	262.864	0	0	0	0	262.864
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	601.563	0	0	0	0	601.563
404	07	01	00	Equipos científicos y de laboratorio	601.563	0	0	0	0	601.563
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	52.457	0	0	0	0	52.457
404	09	01	00	Mobiliario y equipos de oficina	52.457	0	0	0	0	52.457
				Totales	**15.039.510**	**0**	**0**	**0**	**0**	**15.039.510**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128679 450335000 CONTROL Y MANEJO DE DATOS CON LA AUTOMATIZACIÓN DE LA INFORMACIÓN DE LOS PROCESOS DE LA DIRECCIÓN GENERAL DE MERCADO INTERNO (DGMI)

OBJETIVO DEL PROYECTO: CREAR UNA SALA SITUACIONAL QUE GENERE Y SISTEMATICE LOS INDICADORES DE GESTIÓN DE LA DIRECCIÓN GENERAL DE MERCADO INTERNO, QUE APOYE EN LA TOMA DE DECISIONES PARA ASEGURAR EL CUMPLIMIENTO DE LAS POLÍTICAS, NORMAS Y RESOLUCIONES QUE REGULAN EL MERCADO INTERNO, A FIN DE IMPLEMENTAR CORRECTIVOS QUE PERMITAN GARANTIZAR LOS REQUERIMIENTOS DE LOS CLIENTES FINALES

UNIDAD DE MEDIDA: SALA **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MERCADO INTERNO **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128679 450335000 CONTROL Y MANEJO DE DATOS CON LA AUTOMATIZACIÓN DE LA INFORMACIÓN DE LOS PROCESOS DE LA DIRECCIÓN GENERAL DE MERCADO INTERNO (DGMI)

OBJETIVO DEL PROYECTO: CREAR UNA SALA SITUACIONAL QUE GENERE Y SISTEMATICE LOS INDICADORES DE GESTIÓN DE LA DIRECCIÓN GENERAL DE MERCADO INTERNO, QUE APOYE EN LA TOMA DE DECISIONES PARA ASEGURAR EL CUMPLIMIENTO DE LAS POLÍTICAS, NORMAS Y RESOLUCIONES QUE REGULAN EL MERCADO INTERNO, A FIN DE IMPLEMENTAR CORRECTIVOS QUE PERMITAN GARANTIZAR LOS REQUERIMIENTOS DE LOS CLIENTES FINALES

UNIDAD DE MEDIDA: SALA **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MERCADO INTERNO **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 450335001 DESARROLLAR INDICADORES DE GESTIÓN POR MEDIO DE INFORMES DE ANÁLISIS DE DIAGNÓSTICOS DE LAS ESTACIONES DE SERVICIO, PLANTAS DE DISTRIBUCIÓN Y DISTRIBUIDORAS ASOCIADAS, TRANSPORTE DE COMBUSTIBLE Y DEMÁS ESTABLECIMIENTOS DE EXPENDIO DE DERIVADOS DE HIDROCARBUROS

UNIDAD DE MEDIDA: PUNTO DE CUENTA **META:** 90

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE MERCADO INTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**10.407.234**	**0**	**0**	**0**	**0**	**10.407.234**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.367.690	0	0	0	0	2.367.690
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.315.736	0	0	0	0	2.315.736
401	01	03	00	Suplencias a empleados	51.954	0	0	0	0	51.954
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.247.323	0	0	0	0	1.247.323
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.247.323	0	0	0	0	1.247.323
401	03	00	00	Primas	2.108.610	0	0	0	0	2.108.610
401	03	08	00	Primas de profesionalización a empleados	1.128.150	0	0	0	0	1.128.150
401	03	09	00	Primas por antigüedad a empleados	881.010	0	0	0	0	881.010
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	99.450	0	0	0	0	99.450
401	04	00	00	Complementos de sueldos y salarios	2.935.049	0	0	0	0	2.935.049
401	04	06	00	Complemento a empleados por comisión de servicios	11.579	0	0	0	0	11.579
401	04	96	00	Otros complementos a empleados	2.923.470	0	0	0	0	2.923.470
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.702.247	0	0	0	0	1.702.247
401	05	03	00	Bono vacacional a empleados	1.702.247	0	0	0	0	1.702.247
401	07	00	00	Asistencia socio-económica	46.315	0	0	0	0	46.315
401	07	01	00	Capacitación y adiestramiento a empleados	46.315	0	0	0	0	46.315
403	**00**	**00**	**00**	**Servicios no personales**	**10.150**	**0**	**0**	**0**	**0**	**10.150**
403	18	00	00	Impuestos indirectos	10.150	0	0	0	0	10.150
403	18	01	00	Impuesto al valor agregado	10.150	0	0	0	0	10.150
				Totales	**10.417.384**	**0**	**0**	**0**	**0**	**10.417.384**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128679 450335000 CONTROL Y MANEJO DE DATOS CON LA AUTOMATIZACIÓN DE LA INFORMACIÓN DE LOS PROCESOS DE LA DIRECCIÓN GENERAL DE MERCADO INTERNO (DGMI)

OBJETIVO DEL PROYECTO: CREAR UNA SALA SITUACIONAL QUE GENERE Y SISTEMATICE LOS INDICADORES DE GESTIÓN DE LA DIRECCIÓN GENERAL DE MERCADO INTERNO, QUE APOYE EN LA TOMA DE DECISIONES PARA ASEGURAR EL CUMPLIMIENTO DE LAS POLÍTICAS, NORMAS Y RESOLUCIONES QUE REGULAN EL MERCADO INTERNO, A FIN DE IMPLEMENTAR CORRECTIVOS QUE PERMITAN GARANTIZAR LOS REQUERIMIENTOS DE LOS CLIENTES FINALES

UNIDAD DE MEDIDA: SALA **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MERCADO INTERNO **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 450335002 REALIZAR ESTUDIO DE IMPLEMENTACIÓN DE SISTEMAS DE ACTIVIDADES DE LA DIRECCIÓN GENERAL DE MERCADO INTERNO, PARA MONITOREAR PARÁMETROS DE CONTROL

UNIDAD DE MEDIDA: PUNTO DE CUENTA **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MERCADO INTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**460.978**	**0**	**0**	**0**	**0**	**460.978**
402	01	00	00	Productos alimenticios y agropecuarios	133.000	0	0	0	0	133.000
402	01	01	00	Alimentos y bebidas para personas	133.000	0	0	0	0	133.000
402	05	00	00	Productos de papel, cartón e impresos	294.810	0	0	0	0	294.810
402	05	03	00	Productos de papel y cartón para oficina	294.810	0	0	0	0	294.810
402	10	00	00	Productos varios y útiles diversos	33.168	0	0	0	0	33.168
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	33.168	0	0	0	0	33.168
403	**00**	**00**	**00**	**Servicios no personales**	**774.498**	**0**	**0**	**0**	**0**	**774.498**
403	07	00	00	Servicios de información, impresión y relaciones públicas	20.000	0	0	0	0	20.000
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	622.125	0	0	0	0	622.125
403	09	01	00	Viáticos y pasajes dentro del país	622.125	0	0	0	0	622.125
403	18	00	00	Impuestos indirectos	132.373	0	0	0	0	132.373
403	18	01	00	Impuesto al valor agregado	132.373	0	0	0	0	132.373
				Totales	**1.235.476**	**0**	**0**	**0**	**0**	**1.235.476**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128679 450335000 CONTROL Y MANEJO DE DATOS CON LA AUTOMATIZACIÓN DE LA INFORMACIÓN DE LOS PROCESOS DE LA DIRECCIÓN GENERAL DE MERCADO INTERNO (DGMI)

OBJETIVO DEL PROYECTO: CREAR UNA SALA SITUACIONAL QUE GENERE Y SISTEMATICE LOS INDICADORES DE GESTION DE LA DIRECCIÓN GENERAL DE MERCADO INTERNO, QUE APOYE EN LA TOMA DE DECISIONES PARA ASEGURAR EL CUMPLIMIENTO DE LAS POLÍTICAS, NORMAS Y RESOLUCIONES QUE REGULAN EL MERCADO INTERNO, A FIN DE IMPLEMENTAR CORRECTIVOS QUE PERMITAN GARANTIZAR LOS REQUERIMIENTOS DE LOS CLIENTES FINALES

UNIDAD DE MEDIDA: SALA **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MERCADO INTERNO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450335003 CREAR SALA SITUACIONAL DE LA DIRECCIÓN GENERAL DE MERCADO INTERNO, PARA REALIZAR ANÁLISIS DE LOS PARÁMETROS DE CONTROL E IMPLEMENTAR SU MONITOREO EN ELLA, PARA QUE ÉSTA GENERE ESTADÍSTICAS BASADAS EN LOS INDICADORES DE GESTIÓN DE LAS ACTIVIDADES DE LA DIRECCIÓN GENERAL DE MERCADO INTERNO, QUE PERMITAN MEDIR, CONTROLAR Y REALIZAR SEGUIMIENTO EFECTIVO DE LA GESTIÓN

UNIDAD DE MEDIDA: SALA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MERCADO INTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**525.711**	**0**	**0**	**0**	**0**	**525.711**
402	10	00	00	Productos varios y útiles diversos	525.711	0	0	0	0	525.711
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	323.211	0	0	0	0	323.211
402	10	08	00	Materiales para equipos de computación	202.500	0	0	0	0	202.500
403	**00**	**00**	**00**	**Servicios no personales**	**1.944.055**	**0**	**0**	**0**	**0**	**1.944.055**
403	09	00	00	Viáticos y pasajes	1.581.200	0	0	0	0	1.581.200
403	09	01	00	Viáticos y pasajes dentro del país	945.600	0	0	0	0	945.600
403	09	02	00	Viáticos y pasajes fuera del país	635.600	0	0	0	0	635.600
403	18	00	00	Impuestos indirectos	362.855	0	0	0	0	362.855
403	18	01	00	Impuesto al valor agregado	362.855	0	0	0	0	362.855
404	**00**	**00**	**00**	**Activos reales**	**916.884**	**0**	**0**	**0**	**0**	**916.884**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	262.864	0	0	0	0	262.864
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	262.864	0	0	0	0	262.864
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	262.864	0	0	0	0	262.864
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	601.563	0	0	0	0	601.563
404	07	01	00	Equipos científicos y de laboratorio	601.563	0	0	0	0	601.563
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	52.457	0	0	0	0	52.457
404	09	01	00	Mobiliario y equipos de oficina	52.457	0	0	0	0	52.457
				Totales	**3.386.650**	**0**	**0**	**0**	**0**	**3.386.650**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128791 450336000 INCORPORAR UN MÓDULO AL SISTEMA SOBERANÍA PETROLERA, PARA AUTOMATIZAR EL REGISTRO DE CONTROL DE CALIDAD DE LOS LUBRICANTES QUE SE PRODUCEN EN EL PAÍS

OBJETIVO DEL PROYECTO: AUTOMATIZAR EL REGISTRO DE CONTROL DE CALIDAD DE LOS LUBRICANTES QUE SE PRODUCEN EN EL PAÍS

UNIDAD DE MEDIDA: MÓDULO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REFINACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**470.049**	0	0	0	0	**470.049**
401	01	00	00	Sueldos, salarios y otras retribuciones	104.760	0	0	0	0	104.760
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	104.760	0	0	0	0	104.760
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	94.024	0	0	0	0	94.024
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	94.024	0	0	0	0	94.024
401	03	00	00	Primas	85.836	0	0	0	0	85.836
401	03	08	00	Primas de profesionalización a empleados	53.076	0	0	0	0	53.076
401	03	09	00	Primas por antigüedad a empleados	32.760	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	105.824	0	0	0	0	105.824
401	04	06	00	Complemento a empleados por comisión de servicios	524	0	0	0	0	524
401	04	96	00	Otros complementos a empleados	105.300	0	0	0	0	105.300
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	77.509	0	0	0	0	77.509
401	05	03	00	Bono vacacional a empleados	77.509	0	0	0	0	77.509
401	07	00	00	Asistencia socio-económica	2.096	0	0	0	0	2.096
401	07	01	00	Capacitación y adiestramiento a empleados	2.096	0	0	0	0	2.096
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**345.750**	0	0	0	0	**345.750**
402	05	00	00	Productos de papel, cartón e impresos	1.750	0	0	0	0	1.750
402	05	03	00	Productos de papel y cartón para oficina	1.750	0	0	0	0	1.750
402	10	00	00	Productos varios y útiles diversos	344.000	0	0	0	0	344.000
402	10	08	00	Materiales para equipos de computación	344.000	0	0	0	0	344.000
403	**00**	**00**	**00**	**Servicios no personales**	**82.298**	0	0	0	0	**82.298**
403	18	00	00	Impuestos indirectos	82.298	0	0	0	0	82.298
403	18	01	00	Impuesto al valor agregado	82.298	0	0	0	0	82.298
404	**00**	**00**	**00**	**Activos reales**	**336.033**	0	0	0	0	**336.033**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	336.033	0	0	0	0	336.033
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	336.033	0	0	0	0	336.033
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	336.033	0	0	0	0	336.033
				Totales	**1.234.130**	**0**	**0**	**0**	**0**	**1.234.130**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128791 450336000 INCORPORAR UN MÓDULO AL SISTEMA SOBERANÍA PETROLERA, PARA AUTOMATIZAR EL REGISTRO DE CONTROL DE CALIDAD DE LOS LUBRICANTES QUE SE PRODUCEN EN EL PAÍS

OBJETIVO DEL PROYECTO: AUTOMATIZAR EL REGISTRO DE CONTROL DE CALIDAD DE LOS LUBRICANTES QUE SE PRODUCEN EN EL PAÍS

UNIDAD DE MEDIDA: MÓDULO

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REFINACIÓN

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128791 450336000 INCORPORAR UN MÓDULO AL SISTEMA SOBERANÍA PETROLERA, PARA AUTOMATIZAR EL REGISTRO DE CONTROL DE CALIDAD DE LOS LUBRICANTES QUE SE PRODUCEN EN EL PAÍS

OBJETIVO DEL PROYECTO: AUTOMATIZAR EL REGISTRO DE CONTROL DE CALIDAD DE LOS LUBRICANTES QUE SE PRODUCEN EN EL PAÍS

UNIDAD DE MEDIDA: MÓDULO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REFINACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450336001 ELABORACIÓN DE LA BASE DE DATOS Y LA INTERFAZ GRÁFICA PARA LA INTERPRETACIÓN DEL INFORME DE INSPECCIÓN DE LAS EMPRESAS INDUSTRIALIZADORAS Y EMISIÓN DE RESULTADOS

UNIDAD DE MEDIDA: MÓDULO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENARAL DE REFINACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**470.049**	0	0	0	0	470.049
401	01	00	00	Sueldos, salarios y otras retribuciones	104.760	0	0	0	0	104.760
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	104.760	0	0	0	0	104.760
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	94.024	0	0	0	0	94.024
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	94.024	0	0	0	0	94.024
401	03	00	00	Primas	85.836	0	0	0	0	85.836
401	03	08	00	Primas de profesionalización a empleados	53.076	0	0	0	0	53.076
401	03	09	00	Primas por antigüedad a empleados	32.760	0	0	0	0	32.760
401	04	00	00	Complementos de sueldos y salarios	105.824	0	0	0	0	105.824
401	04	06	00	Complemento a empleados por comisión de servicios	524	0	0	0	0	524
401	04	96	00	Otros complementos a empleados	105.300	0	0	0	0	105.300
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	77.509	0	0	0	0	77.509
401	05	03	00	Bono vacacional a empleados	77.509	0	0	0	0	77.509
401	07	00	00	Asistencia socio-económica	2.096	0	0	0	0	2.096
401	07	01	00	Capacitación y adiestramiento a empleados	2.096	0	0	0	0	2.096
403	**00**	**00**	**00**	**Servicios no personales**	**484**	0	0	0	0	**484**
403	18	00	00	Impuestos indirectos	484	0	0	0	0	484
403	18	01	00	Impuesto al valor agregado	484	0	0	0	0	484
				Totales	**470.533**	0	0	0	0	**470.533**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128791 450336000 INCORPORAR UN MÓDULO AL SISTEMA SOBERANÍA PETROLERA, PARA AUTOMATIZAR EL REGISTRO DE CONTROL DE CALIDAD DE LOS LUBRICANTES QUE SE PRODUCEN EN EL PAÍS

OBJETIVO DEL PROYECTO: AUTOMATIZAR EL REGISTRO DE CONTROL DE CALIDAD DE LOS LUBRICANTES QUE SE PRODUCEN EN EL PAÍS

UNIDAD DE MEDIDA: MÓDULO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REFINACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450336002 ESTABLECER INTERCONEXIÓN CON EL SISTEMA DE SEGUIMIENTO DE LOS LUBRICANTES TERMINADOS Y ELABORAR EL MÓDULO DE CAPTACIÓN DE DATOS Y DE LA EMISION DEL REPORTE

UNIDAD DE MEDIDA: REPORTE **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REFINACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**345.750**	**0**	**0**	**0**	**0**	**345.750**
402	05	00	00	Productos de papel, cartón e impresos	1.750	0	0	0	0	1.750
402	05	03	00	Productos de papel y cartón para oficina	1.750	0	0	0	0	1.750
402	10	00	00	Productos varios y útiles diversos	344.000	0	0	0	0	344.000
402	10	08	00	Materiales para equipos de computación	344.000	0	0	0	0	344.000
403	**00**	**00**	**00**	**Servicios no personales**	**81.814**	**0**	**0**	**0**	**0**	**81.814**
403	18	00	00	Impuestos indirectos	81.814	0	0	0	0	81.814
403	18	01	00	Impuesto al valor agregado	81.814	0	0	0	0	81.814
404	**00**	**00**	**00**	**Activos reales**	**336.033**	**0**	**0**	**0**	**0**	**336.033**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	336.033	0	0	0	0	336.033
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	336.033	0	0	0	0	336.033
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	336.033	0	0	0	0	336.033
				Totales	**763.597**	**0**	**0**	**0**	**0**	**763.597**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128721 450337000 DESARROLLAR UN SISTEMA DE MEDICIÓN FISCAL DE LOS VOLÚMENES DE LOS MINERALES ORO, HIERRO Y DIAMANTE

OBJETIVO DEL PROYECTO: FORTALECER EL RÉGIMEN DE RECAUDACIÓN Y FISCALIZACIÓN DE LA ACTIVIDAD MINERA

UNIDAD DE MEDIDA: ACONDICIONAMIENTO

META: 1.283

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CIUDAD BOLÍVAR

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**13.569.691**	**0**	**0**	**0**	**0**	**13.569.691**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.085.048	0	0	0	0	3.085.048
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.025.392	0	0	0	0	3.025.392
401	01	03	00	Suplencias a empleados	59.656	0	0	0	0	59.656
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.842.172	0	0	0	0	1.842.172
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.842.172	0	0	0	0	1.842.172
401	03	00	00	Primas	2.653.740	0	0	0	0	2.653.740
401	03	08	00	Primas de profesionalización a empleados	1.494.270	0	0	0	0	1.494.270
401	03	09	00	Primas por antigüedad a empleados	1.159.470	0	0	0	0	1.159.470
401	04	00	00	Complementos de sueldos y salarios	3.687.427	0	0	0	0	3.687.427
401	04	06	00	Complemento a empleados por comisión de servicios	15.127	0	0	0	0	15.127
401	04	96	00	Otros complementos a empleados	3.672.300	0	0	0	0	3.672.300
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.240.796	0	0	0	0	2.240.796
401	05	03	00	Bono vacacional a empleados	2.240.796	0	0	0	0	2.240.796
401	07	00	00	Asistencia socio-económica	60.508	0	0	0	0	60.508
401	07	01	00	Capacitación y adiestramiento a empleados	60.508	0	0	0	0	60.508
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.537.698**	**0**	**0**	**0**	**0**	**4.537.698**
402	01	00	00	Productos alimenticios y agropecuarios	279	0	0	0	0	279
402	01	01	00	Alimentos y bebidas para personas	279	0	0	0	0	279
402	04	00	00	Productos de cuero y caucho	359.644	0	0	0	0	359.644
402	04	03	00	Cauchos y tripas para vehículos	359.644	0	0	0	0	359.644
402	05	00	00	Productos de papel, cartón e impresos	663.711	0	0	0	0	663.711
402	05	03	00	Productos de papel y cartón para oficina	565.421	0	0	0	0	565.421
402	05	04	00	Libros, revistas y periódicos	98.290	0	0	0	0	98.290
402	06	00	00	Productos químicos y derivados	438.875	0	0	0	0	438.875
402	06	03	00	Tintas, pinturas y colorantes	84.500	0	0	0	0	84.500
402	06	06	00	Combustibles y lubricantes	354.375	0	0	0	0	354.375
402	08	00	00	Productos metálicos	76.948	0	0	0	0	76.948
402	08	09	00	Repuestos y accesorios para equipos de transporte	76.948	0	0	0	0	76.948
402	10	00	00	Productos varios y útiles diversos	667.584	0	0	0	0	667.584

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128721 450337000 DESARROLLAR UN SISTEMA DE MEDICIÓN FISCAL DE LOS VOLÚMENES DE LOS MINERALES ORO, HIERRO Y DIAMANTE

OBJETIVO DEL PROYECTO: FORTALECER EL RÉGIMEN DE RECAUDACIÓN Y FISCALIZACIÓN DE LA ACTIVIDAD MINERA

UNIDAD DE MEDIDA: ACONDICIONAMIENTO

META: 1.283

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CIUDAD BOLÍVAR

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	209.927	0	0	0	0	209.927
402	10	07	00	Productos de seguridad en el trabajo	162.750	0	0	0	0	162.750
402	10	08	00	Materiales para equipos de computación	294.907	0	0	0	0	294.907
402	99	00	00	Otros materiales y suministros	2.330.657	0	0	0	0	2.330.657
402	99	01	00	Otros materiales y suministros	2.330.657	0	0	0	0	2.330.657
403	**00**	**00**	**00**	**Servicios no personales**	**14.948.240**	**0**	**0**	**0**	**0**	**14.948.240**
403	06	00	00	Servicios de transporte y almacenaje	9.500	0	0	0	0	9.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	9.500	0	0	0	0	9.500
403	09	00	00	Viáticos y pasajes	12.571.874	0	0	0	0	12.571.874
403	09	01	00	Viáticos y pasajes dentro del país	12.571.874	0	0	0	0	12.571.874
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	215.463	0	0	0	0	215.463
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	215.463	0	0	0	0	215.463
403	18	00	00	Impuestos indirectos	2.151.403	0	0	0	0	2.151.403
403	18	01	00	Impuesto al valor agregado	2.151.403	0	0	0	0	2.151.403
404	**00**	**00**	**00**	**Activos reales**	**481.035**	**0**	**0**	**0**	**0**	**481.035**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	201.495	0	0	0	0	201.495
404	01	01	00	Repuestos mayores	201.495	0	0	0	0	201.495
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	201.495	0	0	0	0	201.495
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	279.540	0	0	0	0	279.540
404	09	02	00	Equipos de computación	279.540	0	0	0	0	279.540
				Totales	**33.536.664**	**0**	**0**	**0**	**0**	**33.536.664**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128721 450337000 DESARROLLAR UN SISTEMA DE MEDICIÓN FISCAL DE LOS VOLÚMENES DE LOS MINERALES ORO, HIERRO Y DIAMANTE

OBJETIVO DEL PROYECTO: FORTALECER EL RÉGIMEN DE RECAUDACIÓN Y FISCALIZACIÓN DE LA ACTIVIDAD MINERA

UNIDAD DE MEDIDA: ACONDICIONAMIENTO **META:** 1.283

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CIUDAD BOLÍVAR **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128721 450337000 DESARROLLAR UN SISTEMA DE MEDICIÓN FISCAL DE LOS VOLÚMENES DE LOS MINERALES ORO, HIERRO Y DIAMANTE

OBJETIVO DEL PROYECTO: FORTALECER EL RÉGIMEN DE RECAUDACIÓN Y FISCALIZACIÓN DE LA ACTIVIDAD MINERA

UNIDAD DE MEDIDA: ACONDICIONAMIENTO **META:** 1.283

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CIUDAD BOLÍVAR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450337001 IMPLEMENTAR EL SISTEMA DE MEDICIÓN FISCAL

UNIDAD DE MEDIDA: SISTEMA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CIUDAD BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**13.569.691**	**0**	**0**	**0**	**0**	**13.569.691**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.085.048	0	0	0	0	3.085.048
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.025.392	0	0	0	0	3.025.392
401	01	03	00	Suplencias a empleados	59.656	0	0	0	0	59.656
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.842.172	0	0	0	0	1.842.172
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.842.172	0	0	0	0	1.842.172
401	03	00	00	Primas	2.653.740	0	0	0	0	2.653.740
401	03	08	00	Primas de profesionalización a empleados	1.494.270	0	0	0	0	1.494.270
401	03	09	00	Primas por antigüedad a empleados	1.159.470	0	0	0	0	1.159.470
401	04	00	00	Complementos de sueldos y salarios	3.687.427	0	0	0	0	3.687.427
401	04	06	00	Complemento a empleados por comisión de servicios	15.127	0	0	0	0	15.127
401	04	96	00	Otros complementos a empleados	3.672.300	0	0	0	0	3.672.300
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.240.796	0	0	0	0	2.240.796
401	05	03	00	Bono vacacional a empleados	2.240.796	0	0	0	0	2.240.796
401	07	00	00	Asistencia socio-económica	60.508	0	0	0	0	60.508
401	07	01	00	Capacitación y adiestramiento a empleados	60.508	0	0	0	0	60.508
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.537.698**	**0**	**0**	**0**	**0**	**4.537.698**
402	01	00	00	Productos alimenticios y agropecuarios	279	0	0	0	0	279
402	01	01	00	Alimentos y bebidas para personas	279	0	0	0	0	279
402	04	00	00	Productos de cuero y caucho	359.644	0	0	0	0	359.644
402	04	03	00	Cauchos y tripas para vehículos	359.644	0	0	0	0	359.644
402	05	00	00	Productos de papel, cartón e impresos	663.711	0	0	0	0	663.711
402	05	03	00	Productos de papel y cartón para oficina	565.421	0	0	0	0	565.421
402	05	04	00	Libros, revistas y periódicos	98.290	0	0	0	0	98.290
402	06	00	00	Productos químicos y derivados	438.875	0	0	0	0	438.875

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 128721 450337000 DESARROLLAR UN SISTEMA DE MEDICIÓN FISCAL DE LOS VOLÚMENES DE LOS MINERALES ORO, HIERRO Y DIAMANTE

OBJETIVO DEL PROYECTO: FORTALECER EL RÉGIMEN DE RECAUDACIÓN Y FISCALIZACIÓN DE LA ACTIVIDAD MINERA

UNIDAD DE MEDIDA: ACONDICIONAMIENTO **META:** 1.283

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CIUDAD BOLÍVAR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450337001 IMPLEMENTAR EL SISTEMA DE MEDICIÓN FISCAL

UNIDAD DE MEDIDA: SISTEMA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CIUDAD BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	84.500	0	0	0	0	84.500
402	06	06	00	Combustibles y lubricantes	354.375	0	0	0	0	354.375
402	08	00	00	Productos metálicos	76.948	0	0	0	0	76.948
402	08	09	00	Repuestos y accesorios para equipos de transporte	76.948	0	0	0	0	76.948
402	10	00	00	Productos varios y útiles diversos	667.584	0	0	0	0	667.584
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	209.927	0	0	0	0	209.927
402	10	07	00	Productos de seguridad en el trabajo	162.750	0	0	0	0	162.750
402	10	08	00	Materiales para equipos de computación	294.907	0	0	0	0	294.907
402	99	00	00	Otros materiales y suministros	2.330.657	0	0	0	0	2.330.657
402	99	01	00	Otros materiales y suministros	2.330.657	0	0	0	0	2.330.657
403	**00**	**00**	**00**	**Servicios no personales**	**14.948.240**	**0**	**0**	**0**	**0**	**14.948.240**
403	06	00	00	Servicios de transporte y almacenaje	9.500	0	0	0	0	9.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	9.500	0	0	0	0	9.500
403	09	00	00	Viáticos y pasajes	12.571.874	0	0	0	0	12.571.874
403	09	01	00	Viáticos y pasajes dentro del país	12.571.874	0	0	0	0	12.571.874
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	215.463	0	0	0	0	215.463
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	215.463	0	0	0	0	215.463
403	18	00	00	Impuestos indirectos	2.151.403	0	0	0	0	2.151.403
403	18	01	00	Impuesto al valor agregado	2.151.403	0	0	0	0	2.151.403
404	**00**	**00**	**00**	**Activos reales**	**481.035**	**0**	**0**	**0**	**0**	**481.035**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	201.495	0	0	0	0	201.495
404	01	01	00	Repuestos mayores	201.495	0	0	0	0	201.495
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	201.495	0	0	0	0	201.495
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	279.540	0	0	0	0	279.540
404	09	02	00	Equipos de computación	279.540	0	0	0	0	279.540

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 128721 450337000 DESARROLLAR UN SISTEMA DE MEDICIÓN FISCAL DE LOS VOLÚMENES DE LOS MINERALES ORO, HIERRO Y DIAMANTE

OBJETIVO DEL PROYECTO: FORTALECER EL RÉGIMEN DE RECAUDACIÓN Y FISCALIZACIÓN DE LA ACTIVIDAD MINERA

UNIDAD DE MEDIDA: ACONDICIONAMIENTO **META:** 1.283

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CIUDAD BOLÍVAR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 450337001 IMPLEMENTAR EL SISTEMA DE MEDICIÓN FISCAL

UNIDAD DE MEDIDA: SISTEMA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN REGIONAL CIUDAD BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	**33.536.664**	**0**	**0**	**0**	**0**	**33.536.664**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 459999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 228.019.786

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CREDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	**Otras Fuentes**	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**228.019.786**	**0**	**0**	**0**	**0**	**228.019.786**
407	01	00	00	Transferencias y donaciones corrientes internas	228.019.786	0	0	0	0	228.019.786
407	01	03	00	Transferencias corrientes internas al sector público	228.019.786	0	0	0	0	228.019.786
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	228.019.786	0	0	0	0	228.019.786
				Totales	**228.019.786**	**0**	**0**	**0**	**0**	**228.019.786**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 459999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 228.019.786

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**228.019.786**	**0**	**0**	**0**	**0**	**228.019.786**
407	01	00	00	Transferencias y donaciones corrientes internas	228.019.786	0	0	0	0	228.019.786
407	01	03	00	Transferencias corrientes internas al sector público	228.019.786	0	0	0	0	228.019.786
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	228.019.786	0	0	0	0	228.019.786
				- A0199 Instituto Nacional de Geología y Minería (INGEOMIN)	10.659.071	0	0	0	0	10.659.071
				- A0356 Fundación Guardería Infantil del Ministerio de Energía y Minas "La Alquitrana"	197.992.154	0	0	0	0	197.992.154
				- A0361 Fundación Oro Negro	8.188.476	0	0	0	0	8.188.476
				- A0956 Servicio Autónomo de Metrología de Hidrocarburos	11.180.085	0	0	0	0	11.180.085
				Totales	**228.019.786**	**0**	**0**	**0**	**0**	**228.019.786**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 459999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 228.019.786

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 459999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN GUARDERÍA INFANTIL DEL MINISTERIO DE ENERGÍA Y MINAS "LA ALQUITRANA"

UNIDAD DE MEDIDA: BOLÍVAR **META:** 197.992.154

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**197.992.154**	**0**	**0**	**0**	**0**	**197.992.154**
407	01	00	00	Transferencias y donaciones corrientes internas	197.992.154	0	0	0	0	197.992.154
407	01	03	00	Transferencias corrientes internas al sector público	197.992.154	0	0	0	0	197.992.154
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	197.992.154	0	0	0	0	197.992.154
				Totales	**197.992.154**	**0**	**0**	**0**	**0**	**197.992.154**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 459999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 228.019.786

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 459999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN ORO NEGRO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 8.188.476

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**8.188.476**	**0**	**0**	**0**	**0**	**8.188.476**
407	01	00	00	Transferencias y donaciones corrientes internas	8.188.476	0	0	0	0	8.188.476
407	01	03	00	Transferencias corrientes internas al sector público	8.188.476	0	0	0	0	8.188.476
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	8.188.476	0	0	0	0	8.188.476
				Totales	**8.188.476**	**0**	**0**	**0**	**0**	**8.188.476**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **PROYECTO:** 459999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 228.019.786

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 459999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE GEOLOGÍA Y MINERÍA (INGEOMIN)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.659.071

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**10.659.071**	**0**	**0**	**0**	**0**	**10.659.071**
407	01	00	00	Transferencias y donaciones corrientes internas	10.659.071	0	0	0	0	10.659.071
407	01	03	00	Transferencias corrientes internas al sector público	10.659.071	0	0	0	0	10.659.071
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	10.659.071	0	0	0	0	10.659.071
				Totales	**10.659.071**	**0**	**0**	**0**	**0**	**10.659.071**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PROYECTO: 459999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 228.019.786

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 459999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO AUTÓNOMO DE METROLOGÍA DE HIDROCARBUROS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 11.180.085

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**11.180.085**	**0**	**0**	**0**	**0**	**11.180.085**
407	01	00	00	Transferencias y donaciones corrientes internas	11.180.085	0	0	0	0	11.180.085
407	01	03	00	Transferencias corrientes internas al sector público	11.180.085	0	0	0	0	11.180.085
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	11.180.085	0	0	0	0	11.180.085
				Totales	**11.180.085**	**0**	**0**	**0**	**0**	**11.180.085**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

ACCIÓN CENTRALIZADA: 450001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**1.808.090.639**	0	0	0	0	**1.808.090.639**
401	01	00	00	Sueldos, salarios y otras retribuciones	99.129.723	0	0	0	0	99.129.723
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	53.359.440	0	0	0	0	53.359.440
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	398.886	0	0	0	0	398.886
401	01	03	00	Suplencias a empleados	1.257.334	0	0	0	0	1.257.334
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	38.902.337	0	0	0	0	38.902.337
401	01	13	00	Suplencias a obreros	4.743.726	0	0	0	0	4.743.726
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	96.000	0	0	0	0	96.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	372.000	0	0	0	0	372.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	115.279.374	0	0	0	0	115.279.374
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	33.907.166	0	0	0	0	33.907.166
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	266.941	0	0	0	0	266.941
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	81.105.267	0	0	0	0	81.105.267
401	03	00	00	Primas	68.308.798	0	0	0	0	68.308.798
401	03	08	00	Primas de profesionalización a empleados	26.810.442	0	0	0	0	26.810.442
401	03	09	00	Primas por antigüedad a empleados	21.414.510	0	0	0	0	21.414.510
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.573.650	0	0	0	0	1.573.650
401	03	21	00	Primas por antigüedad a obreros	16.671.330	0	0	0	0	16.671.330
401	03	22	00	Primas de profesionalización a obreros	1.167.328	0	0	0	0	1.167.328
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	72.624	0	0	0	0	72.624
401	03	47	00	Primas al personal de alto nivel y de dirección	294.714	0	0	0	0	294.714
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	70.200	0	0	0	0	70.200
401	03	95	00	Otras primas al personal de alto nivel y de dirección	234.000	0	0	0	0	234.000
401	04	00	00	Complementos de sueldos y salarios	636.769.940	0	0	0	0	636.769.940
401	04	06	00	Complemento a empleados por comisión de servicios	271.151	0	0	0	0	271.151
401	04	08	00	Bono compensatorio de alimentación a empleados	93.197.122	0	0	0	0	93.197.122
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	23.717.433	0	0	0	0	23.717.433
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	284.833	0	0	0	0	284.833
401	04	17	00	Complemento a obreros por gastos de transporte	105.329	0	0	0	0	105.329
401	04	18	00	Bono compensatorio de alimentación a obreros	23.437.050	0	0	0	0	23.437.050
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	29.007	0	0	0	0	29.007

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

ACCIÓN CENTRALIZADA: 450001000 DIRECCION Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	145.035	0	0	0	0	145.035
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	216.300	0	0	0	0	216.300
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	825.000	0	0	0	0	825.000
401	04	96	00	Otros complementos a empleados	315.480.670	0	0	0	0	315.480.670
401	04	97	00	Otros complementos a obreros	179.061.010	0	0	0	0	179.061.010
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	73.209.061	0	0	0	0	73.209.061
401	05	01	00	Aguinaldos a empleados	630.804	0	0	0	0	630.804
401	05	03	00	Bono vacacional a empleados	39.712.596	0	0	0	0	39.712.596
401	05	06	00	Bono vacacional a obreros	32.865.661	0	0	0	0	32.865.661
401	06	00	00	Aportes patronales y legales	104.648.883	0	0	0	0	104.648.883
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	42.646.379	0	0	0	0	42.646.379
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	17.750.591	0	0	0	0	17.750.591
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	8.033.006	0	0	0	0	8.033.006
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	9.450.589	0	0	0	0	9.450.589
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	15.107.246	0	0	0	0	15.107.246
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	5.035.749	0	0	0	0	5.035.749
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.853.591	0	0	0	0	2.853.591
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.357.166	0	0	0	0	3.357.166
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	38.807	0	0	0	0	38.807
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	16.198	0	0	0	0	16.198
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	8.624	0	0	0	0	8.624
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	7.331	0	0	0	0	7.331
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	187.914	0	0	0	0	187.914
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	78.434	0	0	0	0	78.434
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	41.760	0	0	0	0	41.760
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	35.498	0	0	0	0	35.498
401	07	00	00	Asistencia socio-económica	495.812.877	0	0	0	0	495.812.877
401	07	01	00	Capacitación y adiestramiento a empleados	1.036.293	0	0	0	0	1.036.293
401	07	02	00	Becas a empleados	38.581.920	0	0	0	0	38.581.920
401	07	03	00	Ayudas por matrimonio a empleados	468.000	0	0	0	0	468.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

ACCIÓN CENTRALIZADA: 450001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	702.000	0	0	0	0	702.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	187.652.546	0	0	0	0	187.652.546
401	07	10	00	Dotación de uniformes a empleados	74.443.200	0	0	0	0	74.443.200
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	7.082.270	0	0	0	0	7.082.270
401	07	17	00	Capacitación y adiestramiento a obreros	389.024	0	0	0	0	389.024
401	07	18	00	Becas a obreros	21.986.640	0	0	0	0	21.986.640
401	07	19	00	Ayudas por matrimonio de obreros	312.000	0	0	0	0	312.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	585.000	0	0	0	0	585.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	65.897.084	0	0	0	0	65.897.084
401	07	26	00	Dotación de uniformes a obreros	52.041.600	0	0	0	0	52.041.600
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	5.446.993	0	0	0	0	5.446.993
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	827.906	0	0	0	0	827.906
401	07	96	00	Otras subvenciones a empleados	14.999.400	0	0	0	0	14.999.400
401	07	97	00	Otras subvenciones a obreros	23.361.001	0	0	0	0	23.361.001
401	08	00	00	Prestaciones sociales e indemnizaciones	214.931.983	0	0	0	0	214.931.983
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	130.169.132	0	0	0	0	130.169.132
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	83.775.318	0	0	0	0	83.775.318
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	987.533	0	0	0	0	987.533
403	**00**	**00**	**00**	**Servicios no personales**	**28.298.486**	**0**	**0**	**0**	**0**	**28.298.486**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	16.000.001	0	0	0	0	16.000.001
403	10	07	00	Servicios de capacitación y adiestramiento	16.000.001	0	0	0	0	16.000.001
403	18	00	00	Impuestos indirectos	2.303.114	0	0	0	0	2.303.114
403	18	01	00	Impuesto al valor agregado	2.303.114	0	0	0	0	2.303.114
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	9.995.371	0	0	0	0	9.995.371
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	9.995.371	0	0	0	0	9.995.371
				Totales	**1.836.389.125**	**0**	**0**	**0**	**0**	**1.836.389.125**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

ACCIÓN CENTRALIZADA: 450001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

ACCIÓN CENTRALIZADA: 450001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 450001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.808.090.639**	**0**	**0**	**0**	**0**	**1.808.090.639**
401	01	00	00	Sueldos, salarios y otras retribuciones	99.129.723	0	0	0	0	99.129.723
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	53.359.440	0	0	0	0	53.359.440
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	398.886	0	0	0	0	398.886
401	01	03	00	Suplencias a empleados	1.257.334	0	0	0	0	1.257.334
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	38.902.337	0	0	0	0	38.902.337
401	01	13	00	Suplencias a obreros	4.743.726	0	0	0	0	4.743.726
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	96.000	0	0	0	0	96.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	372.000	0	0	0	0	372.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	115.279.374	0	0	0	0	115.279.374
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	33.907.166	0	0	0	0	33.907.166
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	266.941	0	0	0	0	266.941
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	81.105.267	0	0	0	0	81.105.267
401	03	00	00	Primas	68.308.798	0	0	0	0	68.308.798
401	03	08	00	Primas de profesionalización a empleados	26.810.442	0	0	0	0	26.810.442
401	03	09	00	Primas por antigüedad a empleados	21.414.510	0	0	0	0	21.414.510
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.573.650	0	0	0	0	1.573.650
401	03	21	00	Primas por antigüedad a obreros	16.671.330	0	0	0	0	16.671.330
401	03	22	00	Primas de profesionalización a obreros	1.167.328	0	0	0	0	1.167.328
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	72.624	0	0	0	0	72.624
401	03	47	00	Primas al personal de alto nivel y de dirección	294.714	0	0	0	0	294.714
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	70.200	0	0	0	0	70.200
401	03	95	00	Otras primas al personal de alto nivel y de dirección	234.000	0	0	0	0	234.000
401	04	00	00	Complementos de sueldos y salarios	636.769.940	0	0	0	0	636.769.940
401	04	06	00	Complemento a empleados por comisión de servicios	271.151	0	0	0	0	271.151
401	04	08	00	Bono compensatorio de alimentación a empleados	93.197.122	0	0	0	0	93.197.122

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

ACCIÓN CENTRALIZADA: 450001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 450001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	23.717.433	0	0	0	0	23.717.433
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	284.833	0	0	0	0	284.833
401	04	17	00	Complemento a obreros por gastos de transporte	105.329	0	0	0	0	105.329
401	04	18	00	Bono compensatorio de alimentación a obreros	23.437.050	0	0	0	0	23.437.050
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	29.007	0	0	0	0	29.007
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	145.035	0	0	0	0	145.035
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	216.300	0	0	0	0	216.300
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	825.000	0	0	0	0	825.000
401	04	96	00	Otros complementos a empleados	315.480.670	0	0	0	0	315.480.670
401	04	97	00	Otros complementos a obreros	179.061.010	0	0	0	0	179.061.010
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	73.209.061	0	0	0	0	73.209.061
401	05	01	00	Aguinaldos a empleados	630.804	0	0	0	0	630.804
401	05	03	00	Bono vacacional a empleados	39.712.596	0	0	0	0	39.712.596
401	05	06	00	Bono vacacional a obreros	32.865.661	0	0	0	0	32.865.661
401	06	00	00	Aportes patronales y legales	104.648.883	0	0	0	0	104.648.883
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	42.646.379	0	0	0	0	42.646.379
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	17.750.591	0	0	0	0	17.750.591
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	8.033.006	0	0	0	0	8.033.006
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	9.450.589	0	0	0	0	9.450.589
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	15.107.246	0	0	0	0	15.107.246
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	5.035.749	0	0	0	0	5.035.749
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.853.591	0	0	0	0	2.853.591
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.357.166	0	0	0	0	3.357.166
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	38.807	0	0	0	0	38.807
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	16.198	0	0	0	0	16.198
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	8.624	0	0	0	0	8.624

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

ACCIÓN CENTRALIZADA: 450001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 450001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	7.331	0	0	0	0	7.331
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	187.914	0	0	0	0	187.914
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	78.434	0	0	0	0	78.434
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	41.760	0	0	0	0	41.760
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	35.498	0	0	0	0	35.498
401	07	00	00	Asistencia socio-económica	495.812.877	0	0	0	0	495.812.877
401	07	01	00	Capacitación y adiestramiento a empleados	1.036.293	0	0	0	0	1.036.293
401	07	02	00	Becas a empleados	38.581.920	0	0	0	0	38.581.920
401	07	03	00	Ayudas por matrimonio a empleados	468.000	0	0	0	0	468.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	702.000	0	0	0	0	702.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	187.652.546	0	0	0	0	187.652.546
401	07	10	00	Dotación de uniformes a empleados	74.443.200	0	0	0	0	74.443.200
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	7.082.270	0	0	0	0	7.082.270
401	07	17	00	Capacitación y adiestramiento a obreros	389.024	0	0	0	0	389.024
401	07	18	00	Becas a obreros	21.986.640	0	0	0	0	21.986.640
401	07	19	00	Ayudas por matrimonio de obreros	312.000	0	0	0	0	312.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	585.000	0	0	0	0	585.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	65.897.084	0	0	0	0	65.897.084
401	07	26	00	Dotación de uniformes a obreros	52.041.600	0	0	0	0	52.041.600
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	5.446.993	0	0	0	0	5.446.993
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	827.906	0	0	0	0	827.906
401	07	96	00	Otras subvenciones a empleados	14.999.400	0	0	0	0	14.999.400
401	07	97	00	Otras subvenciones a obreros	23.361.001	0	0	0	0	23.361.001
401	08	00	00	Prestaciones sociales e indemnizaciones	214.931.983	0	0	0	0	214.931.983
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	130.169.132	0	0	0	0	130.169.132
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	83.775.318	0	0	0	0	83.775.318

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

ACCIÓN CENTRALIZADA: 450001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 450001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	987.533	0	0	0	0	987.533
403	**00**	**00**	**00**	**Servicios no personales**	**28.298.486**	**0**	**0**	**0**	**0**	**28.298.486**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	16.000.001	0	0	0	0	16.000.001
403	10	07	00	Servicios de capacitación y adiestramiento	16.000.001	0	0	0	0	16.000.001
403	18	00	00	Impuestos indirectos	2.303.114	0	0	0	0	2.303.114
403	18	01	00	Impuesto al valor agregado	2.303.114	0	0	0	0	2.303.114
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	9.995.371	0	0	0	0	9.995.371
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	9.995.371	0	0	0	0	9.995.371
				Totales	**1.836.389.125**	**0**	**0**	**0**	**0**	**1.836.389.125**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

ACCIÓN CENTRALIZADA: 450002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**121.574.491**	0	0	0	0	**121.574.491**
402	01	00	00	Productos alimenticios y agropecuarios	1.433.771	0	0	0	0	1.433.771
402	01	01	00	Alimentos y bebidas para personas	1.433.771	0	0	0	0	1.433.771
402	03	00	00	Textiles y vestuarios	1.001.722	0	0	0	0	1.001.722
402	03	01	00	Textiles	30.972	0	0	0	0	30.972
402	03	02	00	Prendas de vestir	706.750	0	0	0	0	706.750
402	03	03	00	Calzados	264.000	0	0	0	0	264.000
402	04	00	00	Productos de cuero y caucho	1.692.153	0	0	0	0	1.692.153
402	04	03	00	Cauchos y tripas para vehículos	1.692.153	0	0	0	0	1.692.153
402	05	00	00	Productos de papel, cartón e impresos	12.219.752	0	0	0	0	12.219.752
402	05	01	00	Pulpa de madera, papel y cartón	170.855	0	0	0	0	170.855
402	05	02	00	Envases y cajas de papel y cartón	67.376	0	0	0	0	67.376
402	05	03	00	Productos de papel y cartón para oficina	10.935.564	0	0	0	0	10.935.564
402	05	04	00	Libros, revistas y periódicos	558.535	0	0	0	0	558.535
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	480.000	0	0	0	0	480.000
402	05	99	00	Otros productos de pulpa, papel y cartón	7.422	0	0	0	0	7.422
402	06	00	00	Productos químicos y derivados	12.146.436	0	0	0	0	12.146.436
402	06	02	00	Abonos, plaguicidas y otros	59.938	0	0	0	0	59.938
402	06	03	00	Tintas, pinturas y colorantes	4.465.751	0	0	0	0	4.465.751
402	06	04	00	Productos farmacéuticos y medicamentos	5.493.034	0	0	0	0	5.493.034
402	06	05	00	Productos de tocador	16.875	0	0	0	0	16.875
402	06	06	00	Combustibles y lubricantes	38.015	0	0	0	0	38.015
402	06	08	00	Productos plásticos	2.072.823	0	0	0	0	2.072.823
402	07	00	00	Productos minerales no metálicos	52.869	0	0	0	0	52.869
402	07	04	00	Cemento, cal y yeso	52.869	0	0	0	0	52.869
402	08	00	00	Productos metálicos	1.703.492	0	0	0	0	1.703.492
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.464.633	0	0	0	0	1.464.633
402	08	09	00	Repuestos y accesorios para equipos de transporte	238.859	0	0	0	0	238.859
402	09	00	00	Productos de madera	7.579	0	0	0	0	7.579
402	09	99	00	Otros productos de madera	7.579	0	0	0	0	7.579
402	10	00	00	Productos varios y útiles diversos	35.211.163	0	0	0	0	35.211.163
402	10	01	00	Artículos de deporte, recreación y juguetes	1.661.188	0	0	0	0	1.661.188
402	10	02	00	Materiales y útiles de limpieza y aseo	4.014.977	0	0	0	0	4.014.977

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

ACCIÓN CENTRALIZADA: 450002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.458.515	0	0	0	0	2.458.515
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.703.854	0	0	0	0	7.703.854
402	10	06	00	Condecoraciones, ofrendas y similares	375.000	0	0	0	0	375.000
402	10	07	00	Productos de seguridad en el trabajo	1.239.390	0	0	0	0	1.239.390
402	10	08	00	Materiales para equipos de computación	17.658.239	0	0	0	0	17.658.239
402	10	11	00	Materiales eléctricos	100.000	0	0	0	0	100.000
402	99	00	00	Otros materiales y suministros	56.105.554	0	0	0	0	56.105.554
402	99	01	00	Otros materiales y suministros	56.105.554	0	0	0	0	56.105.554
403	**00**	**00**	**00**	**Servicios no personales**	**137.646.783**	**0**	**0**	**0**	**0**	**137.646.783**
403	01	00	00	Alquileres de inmuebles	11.670.988	0	0	0	0	11.670.988
403	01	01	00	Alquileres de edificios y locales	11.670.988	0	0	0	0	11.670.988
403	04	00	00	Servicios básicos	11.507.680	0	0	0	0	11.507.680
403	04	01	00	Electricidad	832.000	0	0	0	0	832.000
403	04	03	00	Agua	360.000	0	0	0	0	360.000
403	04	04	00	Teléfonos	4.563.200	0	0	0	0	4.563.200
403	04	04	01	Servicios de telefonía prestados por organismos públicos	4.563.200	0	0	0	0	4.563.200
403	04	05	00	Servicio de comunicaciones	1.250.000	0	0	0	0	1.250.000
403	04	07	00	Servicio de condominio	4.502.480	0	0	0	0	4.502.480
403	06	00	00	Servicios de transporte y almacenaje	162.900	0	0	0	0	162.900
403	06	01	00	Fletes y embalajes	22.000	0	0	0	0	22.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	140.900	0	0	0	0	140.900
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.585.401	0	0	0	0	4.585.401
403	07	01	00	Publicidad y propaganda	650.001	0	0	0	0	650.001
403	07	02	00	Imprenta y reproducción	2.220.400	0	0	0	0	2.220.400
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	200.000
403	07	04	00	Avisos	1.515.000	0	0	0	0	1.515.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	20.760.000	0	0	0	0	20.760.000
403	08	01	00	Primas y gastos de seguros	20.760.000	0	0	0	0	20.760.000
403	09	00	00	Viáticos y pasajes	35.598.919	0	0	0	0	35.598.919
403	09	01	00	Viáticos y pasajes dentro del país	25.493.706	0	0	0	0	25.493.706
403	09	02	00	Viáticos y pasajes fuera del país	10.105.213	0	0	0	0	10.105.213
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	4.249.430	0	0	0	0	4.249.430
403	10	03	00	Servicios de procesamiento de datos	25.430	0	0	0	0	25.430

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETROLEO Y MINERÍA **ACCIÓN CENTRALIZADA:** 450002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	3.504.000	0	0	0	0	3.504.000
403	10	11	00	Servicios para la elaboración y suministro de comida	720.000	0	0	0	0	720.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	11.266.563	0	0	0	0	11.266.563
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	750.000	0	0	0	0	750.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	500.000	0	0	0	0	500.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	150.000	0	0	0	0	150.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	9.866.563	0	0	0	0	9.866.563
403	16	00	00	Servicios de diversión, esparcimiento y culturales	240.000	0	0	0	0	240.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	240.000	0	0	0	0	240.000
403	18	00	00	Impuestos indirectos	31.694.716	0	0	0	0	31.694.716
403	18	01	00	Impuesto al valor agregado	31.694.716	0	0	0	0	31.694.716
403	99	00	00	Otros servicios no personales	5.910.186	0	0	0	0	5.910.186
403	99	01	00	Otros servicios no personales	5.910.186	0	0	0	0	5.910.186
404	**00**	**00**	**00**	**Activos reales**	**34.524.396**	**0**	**0**	**0**	**0**	**34.524.396**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	10.944.324	0	0	0	0	10.944.324
404	01	01	00	Repuestos mayores	2.374.590	0	0	0	0	2.374.590
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	2.374.590	0	0	0	0	2.374.590
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	8.569.734	0	0	0	0	8.569.734
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	8.569.734	0	0	0	0	8.569.734
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.339.375	0	0	0	0	1.339.375
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.339.375	0	0	0	0	1.339.375
404	05	00	00	Equipos de comunicaciones y de señalamiento	756.730	0	0	0	0	756.730
404	05	01	00	Equipos de telecomunicaciones	90.475	0	0	0	0	90.475
404	05	02	00	Equipos de señalamiento	666.255	0	0	0	0	666.255
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.635.250	0	0	0	0	1.635.250
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.635.250	0	0	0	0	1.635.250
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	153.125	0	0	0	0	153.125
404	07	02	00	Equipos de enseñanza, deporte y recreación	153.125	0	0	0	0	153.125
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	19.632.592	0	0	0	0	19.632.592
404	09	01	00	Mobiliario y equipos de oficina	1.689.127	0	0	0	0	1.689.127
404	09	02	00	Equipos de computación	2.774.230	0	0	0	0	2.774.230
404	09	03	00	Mobiliario y equipos de alojamiento	15.169.235	0	0	0	0	15.169.235

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

ACCIÓN CENTRALIZADA: 450002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	99	00	00	Otros activos reales	63.000	0	0	0	0	63.000
404	99	01	00	Otros activos reales	63.000	0	0	0	0	63.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**315.785.529**	**0**	**0**	**0**	**0**	**315.785.529**
407	01	00	00	Transferencias y donaciones corrientes internas	315.785.529	0	0	0	0	315.785.529
407	01	03	00	Transferencias corrientes internas al sector público	315.785.529	0	0	0	0	315.785.529
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	315.785.529	0	0	0	0	315.785.529
411	**00**	**00**	**00**	**Disminución de pasivos**	**408.449**	**0**	**0**	**0**	**0**	**408.449**
411	11	00	00	Obligaciones de ejercicios anteriores	408.449	0	0	0	0	408.449
411	11	04	00	Compromisos pendientes de ejercicios anteriores	408.449	0	0	0	0	408.449
				Totales	**609.939.648**	**0**	**0**	**0**	**0**	**609.939.648**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

ACCIÓN CENTRALIZADA: 450002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**315.785.529**	**0**	**0**	**0**	0	**315.785.529**
407	01	00	00	Transferencias y donaciones corrientes internas	315.785.529	0	0	0	0	315.785.529
407	01	03	00	Transferencias corrientes internas al sector público	315.785.529	0	0	0	0	315.785.529
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	315.785.529	0	0	0	0	315.785.529
				- A0199 Instituto Nacional de Geología y Minería (INGEOMIN)	88.464.775	0	0	0	0	88.464.775
				- A0356 Fundación Guardería Infantil del Ministerio de Energía y Minas "La Alquitrana"	18.691.856	0	0	0	0	18.691.856
				- A0361 Fundación Oro Negro	50.657.245	0	0	0	0	50.657.245
				- A0428 Fundación Misión Piar	29.236.478	0	0	0	0	29.236.478
				- A0900 Ente Nacional del Gas (ENAGAS)	63.661.625	0	0	0	0	63.661.625
				- A0956 Servicio Autónomo de Metrología de Hidrocarburos	65.073.550	0	0	0	0	65.073.550
				Totales	**315.785.529**	**0**	**0**	**0**	0	**315.785.529**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

ACCIÓN CENTRALIZADA: 450002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 450002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**121.574.491**	**0**	**0**	**0**	**0**	**121.574.491**
402	01	00	00	Productos alimenticios y agropecuarios	1.433.771	0	0	0	0	1.433.771
402	01	01	00	Alimentos y bebidas para personas	1.433.771	0	0	0	0	1.433.771
402	03	00	00	Textiles y vestuarios	1.001.722	0	0	0	0	1.001.722
402	03	01	00	Textiles	30.972	0	0	0	0	30.972
402	03	02	00	Prendas de vestir	706.750	0	0	0	0	706.750
402	03	03	00	Calzados	264.000	0	0	0	0	264.000
402	04	00	00	Productos de cuero y caucho	1.692.153	0	0	0	0	1.692.153
402	04	03	00	Cauchos y tripas para vehículos	1.692.153	0	0	0	0	1.692.153
402	05	00	00	Productos de papel, cartón e impresos	12.219.752	0	0	0	0	12.219.752
402	05	01	00	Pulpa de madera, papel y cartón	170.855	0	0	0	0	170.855
402	05	02	00	Envases y cajas de papel y cartón	67.376	0	0	0	0	67.376
402	05	03	00	Productos de papel y cartón para oficina	10.935.564	0	0	0	0	10.935.564
402	05	04	00	Libros, revistas y periódicos	558.535	0	0	0	0	558.535
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	480.000	0	0	0	0	480.000
402	05	99	00	Otros productos de pulpa, papel y cartón	7.422	0	0	0	0	7.422
402	06	00	00	Productos químicos y derivados	12.146.436	0	0	0	0	12.146.436
402	06	02	00	Abonos, plaguicidas y otros	59.938	0	0	0	0	59.938
402	06	03	00	Tintas, pinturas y colorantes	4.465.751	0	0	0	0	4.465.751
402	06	04	00	Productos farmacéuticos y medicamentos	5.493.034	0	0	0	0	5.493.034
402	06	05	00	Productos de tocador	16.875	0	0	0	0	16.875
402	06	06	00	Combustibles y lubricantes	38.015	0	0	0	0	38.015
402	06	08	00	Productos plásticos	2.072.823	0	0	0	0	2.072.823
402	07	00	00	Productos minerales no metálicos	52.869	0	0	0	0	52.869
402	07	04	00	Cemento, cal y yeso	52.869	0	0	0	0	52.869
402	08	00	00	Productos metálicos	1.703.492	0	0	0	0	1.703.492
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.464.633	0	0	0	0	1.464.633
402	08	09	00	Repuestos y accesorios para equipos de transporte	238.859	0	0	0	0	238.859

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

ACCIÓN CENTRALIZADA: 450002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 450002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	09	00	00	Productos de madera	7.579	0	0	0	0	7.579
402	09	99	00	Otros productos de madera	7.579	0	0	0	0	7.579
402	10	00	00	Productos varios y útiles diversos	35.211.163	0	0	0	0	35.211.163
402	10	01	00	Artículos de deporte, recreación y juguetes	1.661.188	0	0	0	0	1.661.188
402	10	02	00	Materiales y útiles de limpieza y aseo	4.014.977	0	0	0	0	4.014.977
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.458.515	0	0	0	0	2.458.515
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.703.854	0	0	0	0	7.703.854
402	10	06	00	Condecoraciones, ofrendas y similares	375.000	0	0	0	0	375.000
402	10	07	00	Productos de seguridad en el trabajo	1.239.390	0	0	0	0	1.239.390
402	10	08	00	Materiales para equipos de computación	17.658.239	0	0	0	0	17.658.239
402	10	11	00	Materiales eléctricos	100.000	0	0	0	0	100.000
402	99	00	00	Otros materiales y suministros	56.105.554	0	0	0	0	56.105.554
402	99	01	00	Otros materiales y suministros	56.105.554	0	0	0	0	56.105.554
403	**00**	**00**	**00**	**Servicios no personales**	**137.646.783**	**0**	**0**	**0**	**0**	**137.646.783**
403	01	00	00	Alquileres de inmuebles	11.670.988	0	0	0	0	11.670.988
403	01	01	00	Alquileres de edificios y locales	11.670.988	0	0	0	0	11.670.988
403	04	00	00	Servicios básicos	11.507.680	0	0	0	0	11.507.680
403	04	01	00	Electricidad	832.000	0	0	0	0	832.000
403	04	03	00	Agua	360.000	0	0	0	0	360.000
403	04	04	00	Teléfonos	4.563.200	0	0	0	0	4.563.200
403	04	04	01	Servicios de telefonía prestados por organismos públicos	4.563.200	0	0	0	0	4.563.200
403	04	05	00	Servicio de comunicaciones	1.250.000	0	0	0	0	1.250.000
403	04	07	00	Servicio de condominio	4.502.480	0	0	0	0	4.502.480
403	06	00	00	Servicios de transporte y almacenaje	162.900	0	0	0	0	162.900
403	06	01	00	Fletes y embalajes	22.000	0	0	0	0	22.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	140.900	0	0	0	0	140.900
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.585.401	0	0	0	0	4.585.401
403	07	01	00	Publicidad y propaganda	650.001	0	0	0	0	650.001

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **ACCIÓN CENTRALIZADA:** 450002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 450002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	02	00	Imprenta y reproducción	2.220.400	0	0	0	0	2.220.400
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	200.000
403	07	04	00	Avisos	1.515.000	0	0	0	0	1.515.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	20.760.000	0	0	0	0	20.760.000
403	08	01	00	Primas y gastos de seguros	20.760.000	0	0	0	0	20.760.000
403	09	00	00	Viáticos y pasajes	35.598.919	0	0	0	0	35.598.919
403	09	01	00	Viáticos y pasajes dentro del país	25.493.706	0	0	0	0	25.493.706
403	09	02	00	Viáticos y pasajes fuera del país	10.105.213	0	0	0	0	10.105.213
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	4.249.430	0	0	0	0	4.249.430
403	10	03	00	Servicios de procesamiento de datos	25.430	0	0	0	0	25.430
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	3.504.000	0	0	0	0	3.504.000
403	10	11	00	Servicios para la elaboración y suministro de comida	720.000	0	0	0	0	720.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	11.266.563	0	0	0	0	11.266.563
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	750.000	0	0	0	0	750.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	500.000	0	0	0	0	500.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	150.000	0	0	0	0	150.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	9.866.563	0	0	0	0	9.866.563
403	16	00	00	Servicios de diversión, esparcimiento y culturales	240.000	0	0	0	0	240.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	240.000	0	0	0	0	240.000
403	18	00	00	Impuestos indirectos	31.694.716	0	0	0	0	31.694.716
403	18	01	00	Impuesto al valor agregado	31.694.716	0	0	0	0	31.694.716
403	99	00	00	Otros servicios no personales	5.910.186	0	0	0	0	5.910.186
403	99	01	00	Otros servicios no personales	5.910.186	0	0	0	0	5.910.186
404	**00**	**00**	**00**	**Activos reales**	**34.524.396**	**0**	**0**	**0**	**0**	**34.524.396**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	10.944.324	0	0	0	0	10.944.324
404	01	01	00	Repuestos mayores	2.374.590	0	0	0	0	2.374.590
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	2.374.590	0	0	0	0	2.374.590

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA **ACCIÓN CENTRALIZADA:** 450002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 450002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	8.569.734	0	0	0	0	8.569.734
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	8.569.734	0	0	0	0	8.569.734
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.339.375	0	0	0	0	1.339.375
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.339.375	0	0	0	0	1.339.375
404	05	00	00	Equipos de comunicaciones y de señalamiento	756.730	0	0	0	0	756.730
404	05	01	00	Equipos de telecomunicaciones	90.475	0	0	0	0	90.475
404	05	02	00	Equipos de señalamiento	666.255	0	0	0	0	666.255
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.635.250	0	0	0	0	1.635.250
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.635.250	0	0	0	0	1.635.250
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	153.125	0	0	0	0	153.125
404	07	02	00	Equipos de enseñanza, deporte y recreación	153.125	0	0	0	0	153.125
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	19.632.592	0	0	0	0	19.632.592
404	09	01	00	Mobiliario y equipos de oficina	1.689.127	0	0	0	0	1.689.127
404	09	02	00	Equipos de computación	2.774.230	0	0	0	0	2.774.230
404	09	03	00	Mobiliario y equipos de alojamiento	15.169.235	0	0	0	0	15.169.235
404	99	00	00	Otros activos reales	63.000	0	0	0	0	63.000
404	99	01	00	Otros activos reales	63.000	0	0	0	0	63.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**408.449**	**0**	**0**	**0**	**0**	**408.449**
411	11	00	00	Obligaciones de ejercicios anteriores	408.449	0	0	0	0	408.449
411	11	04	00	Compromisos pendientes de ejercicios anteriores	408.449	0	0	0	0	408.449
				Totales	**294.154.119**	**0**	**0**	**0**	**0**	**294.154.119**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

ACCIÓN CENTRALIZADA: 450002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 450002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**315.785.529**	**0**	**0**	**0**	**0**	**315.785.529**
407	01	00	00	Transferencias y donaciones corrientes internas	315.785.529	0	0	0	0	315.785.529
407	01	03	00	Transferencias corrientes internas al sector público	315.785.529	0	0	0	0	315.785.529
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	315.785.529	0	0	0	0	315.785.529
				Totales	**315.785.529**	**0**	**0**	**0**	**0**	**315.785.529**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

ACCIÓN CENTRALIZADA: 450003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**430.458.085**	**0**	**0**	**0**	**0**	**430.458.085**
407	01	00	00	Transferencias y donaciones corrientes internas	430.458.085	0	0	0	0	430.458.085
407	01	01	00	Transferencias corrientes internas al sector privado	430.458.085	0	0	0	0	430.458.085
407	01	01	01	Pensiones del personal empleado, obrero y militar	22.606.596	0	0	0	0	22.606.596
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	64.404.402	0	0	0	0	64.404.402
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	9.930.888	0	0	0	0	9.930.888
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	86.259.909	0	0	0	0	86.259.909
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	27.705.268	0	0	0	0	27.705.268
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	219.551.022	0	0	0	0	219.551.022
				Totales	**430.458.085**	**0**	**0**	**0**	**0**	**430.458.085**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

ACCIÓN CENTRALIZADA: 450003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

ACCIÓN CENTRALIZADA: 450003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 450003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**430.458.085**	**0**	**0**	**0**	**0**	**430.458.085**
407	01	00	00	Transferencias y donaciones corrientes internas	430.458.085	0	0	0	0	430.458.085
407	01	01	00	Transferencias corrientes internas al sector privado	430.458.085	0	0	0	0	430.458.085
407	01	01	01	Pensiones del personal empleado, obrero y militar	22.606.596	0	0	0	0	22.606.596
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	64.404.402	0	0	0	0	64.404.402
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	9.930.888	0	0	0	0	9.930.888
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	86.259.909	0	0	0	0	86.259.909
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	27.705.268	0	0	0	0	27.705.268
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	219.551.022	0	0	0	0	219.551.022
				Totales	**430.458.085**	**0**	**0**	**0**	**0**	**430.458.085**

Exhibit C to the Annual Report on Form 18-K of the Bolivarian Republic of Venezuela

2016 Annual Budget Vol. 3 of 8

46
Ministerio del Poder Popular para la Cultura

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**728.371.823**	**0**	**0**	**0**	**0**	**728.371.823**
401	01	00	00	Sueldos, salarios y otras retribuciones	115.768.384	0	0	0	0	115.768.384
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	8.997.654	0	0	0	0	8.997.654
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	14.944.639	0	0	0	0	14.944.639
401	01	18	00	Remuneraciones al personal contratado	78.381.314	0	0	0	0	78.381.314
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	64.302.654	0	0	0	0	64.302.654
401	01	18	02	Remuneraciones por honorarios profesionales	14.078.660	0	0	0	0	14.078.660
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.441.661	0	0	0	0	1.441.661
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	66.795	0	0	0	0	66.795
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	10.004.418	0	0	0	0	10.004.418
401	01	99	00	Otras retribuciones	1.931.903	0	0	0	0	1.931.903
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	17.141.860	0	0	0	0	17.141.860
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.764.276	0	0	0	0	5.764.276
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	11.377.584	0	0	0	0	11.377.584
401	03	00	00	Primas	51.951.405	0	0	0	0	51.951.405
401	03	02	00	Primas de transporte a empleados	1.422.720	0	0	0	0	1.422.720
401	03	04	00	Primas por hijos a empleados	35.100	0	0	0	0	35.100
401	03	08	00	Primas de profesionalización a empleados	1.042.804	0	0	0	0	1.042.804
401	03	09	00	Primas por antigüedad a empleados	897.202	0	0	0	0	897.202
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.694.508	0	0	0	0	3.694.508
401	03	17	00	Primas de transporte a obreros	2.954.880	0	0	0	0	2.954.880
401	03	19	00	Primas por hijos de obreros	1.117.800	0	0	0	0	1.117.800
401	03	21	00	Primas por antigüedad a obreros	1.930.500	0	0	0	0	1.930.500
401	03	22	00	Primas de profesionalización a obreros	92.157	0	0	0	0	92.157
401	03	37	00	Primas de transporte al personal contratado	11.816.948	0	0	0	0	11.816.948
401	03	39	00	Primas por hijos al personal contratado	1.472.400	0	0	0	0	1.472.400
401	03	40	00	Primas de profesionalización al personal contratado	6.092.708	0	0	0	0	6.092.708
401	03	41	00	Primas por antigüedad al personal contratado	7.100.800	0	0	0	0	7.100.800
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	88.775	0	0	0	0	88.775
401	03	47	00	Primas al personal de alto nivel y de dirección	9.017.703	0	0	0	0	9.017.703

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	86.580	0	0	0	0	86.580
401	03	95	00	Otras primas al personal de alto nivel y de dirección	3.087.820	0	0	0	0	3.087.820
401	04	00	00	Complementos de sueldos y salarios	56.192.224	0	0	0	0	56.192.224
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	330.572	0	0	0	0	330.572
401	04	06	00	Complemento a empleados por comisión de servicios	526.649	0	0	0	0	526.649
401	04	08	00	Bono compensatorio de alimentación a empleados	3.574.125	0	0	0	0	3.574.125
401	04	09	00	Bono compensatorio de transporte a empleados	287.280	0	0	0	0	287.280
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.520.923	0	0	0	0	1.520.923
401	04	18	00	Bono compensatorio de alimentación a obreros	6.723.750	0	0	0	0	6.723.750
401	04	19	00	Bono compensatorio de transporte a obreros	63.840	0	0	0	0	63.840
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	4.030.159	0	0	0	0	4.030.159
401	04	26	00	Bono compensatorio de alimentación al personal contratado	28.826.326	0	0	0	0	28.826.326
401	04	27	00	Bono compensatorio de transporte al personal contratado	1.292.000	0	0	0	0	1.292.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	30.375	0	0	0	0	30.375
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	10.640	0	0	0	0	10.640
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	4.552.500	0	0	0	0	4.552.500
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	2.250	0	0	0	0	2.250
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	345.250	0	0	0	0	345.250
401	04	96	00	Otros complementos a empleados	974.549	0	0	0	0	974.549
401	04	97	00	Otros complementos a obreros	660.286	0	0	0	0	660.286
401	04	98	00	Otros complementos al personal contratado	2.440.750	0	0	0	0	2.440.750
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	69.261.975	0	0	0	0	69.261.975
401	05	01	00	Aguinaldos a empleados	4.050.382	0	0	0	0	4.050.382
401	05	03	00	Bono vacacional a empleados	2.254.780	0	0	0	0	2.254.780
401	05	04	00	Aguinaldos a obreros	8.505.981	0	0	0	0	8.505.981
401	05	06	00	Bono vacacional a obreros	3.219.635	0	0	0	0	3.219.635
401	05	07	00	Aguinaldos al personal contratado	30.543.292	0	0	0	0	30.543.292
401	05	08	00	Bono vacacional al personal contratado	9.751.290	0	0	0	0	9.751.290
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	35.074	0	0	0	0	35.074
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	77.942	0	0	0	0	77.942

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	8.148.166	0	0	0	0	8.148.166
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	2.675.433	0	0	0	0	2.675.433
401	06	00	00	Aportes patronales y legales	25.672.103	0	0	0	0	25.672.103
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.883.073	0	0	0	0	1.883.073
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	657.912	0	0	0	0	657.912
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	418.461	0	0	0	0	418.461
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	473.510	0	0	0	0	473.510
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.708.209	0	0	0	0	2.708.209
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	971.969	0	0	0	0	971.969
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	601.824	0	0	0	0	601.824
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	657.453	0	0	0	0	657.453
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	8.256.541	0	0	0	0	8.256.541
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.824.857	0	0	0	0	1.824.857
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.967.941	0	0	0	0	1.967.941
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	19.668	0	0	0	0	19.668
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	7.102	0	0	0	0	7.102
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	4.735	0	0	0	0	4.735
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.858.925	0	0	0	0	2.858.925
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	1.031.147	0	0	0	0	1.031.147
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	636.719	0	0	0	0	636.719
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	687.686	0	0	0	0	687.686
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	4.371	0	0	0	0	4.371
401	07	00	00	Asistencia socio-económica	341.868.393	0	0	0	0	341.868.393
401	07	03	00	Ayudas por matrimonio a empleados	14.375	0	0	0	0	14.375
401	07	04	00	Ayudas por nacimiento de hijos a empleados	24.000	0	0	0	0	24.000
401	07	05	00	Ayudas por defunción a empleados	39.000	0	0	0	0	39.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	42.270.814	0	0	0	0	42.270.814
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.995.069	0	0	0	0	2.995.069

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	95.029.018	0	0	0	0	95.029.018
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	56.650	0	0	0	0	56.650
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	837.164	0	0	0	0	837.164
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	39.813	0	0	0	0	39.813
401	07	19	00	Ayudas por matrimonio de obreros	33.750	0	0	0	0	33.750
401	07	20	00	Ayudas por nacimiento de hijos de obreros	47.250	0	0	0	0	47.250
401	07	21	00	Ayudas por defunción a obreros	46.500	0	0	0	0	46.500
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	11.953.252	0	0	0	0	11.953.252
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	4.779.895	0	0	0	0	4.779.895
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	42.355.791	0	0	0	0	42.355.791
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	610.500	0	0	0	0	610.500
401	07	26	00	Dotación de uniformes a obreros	4.578.210	0	0	0	0	4.578.210
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	733.261	0	0	0	0	733.261
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	418.250	0	0	0	0	418.250
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	1.875	0	0	0	0	1.875
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	2.250	0	0	0	0	2.250
401	07	55	00	Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular	2.250	0	0	0	0	2.250
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	1.361.230	0	0	0	0	1.361.230
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	35.512	0	0	0	0	35.512
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	1.543.854	0	0	0	0	1.543.854
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	33.125	0	0	0	0	33.125
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	54.000	0	0	0	0	54.000
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	58.500	0	0	0	0	58.500
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	7.341.209	0	0	0	0	7.341.209
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	3.845.205	0	0	0	0	3.845.205
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	28.237.194	0	0	0	0	28.237.194
401	07	76	00	Ayudas por matrimonio al personal contratado	216.250	0	0	0	0	216.250
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	269.250	0	0	0	0	269.250

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	78	00	Ayudas por defunción al personal contratado	273.000	0	0	0	0	273.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	15.358.335	0	0	0	0	15.358.335
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	13.122.308	0	0	0	0	13.122.308
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	56.347.066	0	0	0	0	56.347.066
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	564.483	0	0	0	0	564.483
401	07	83	00	Dotación de uniformes al personal contratado	40.000	0	0	0	0	40.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	4.348.452	0	0	0	0	4.348.452
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	419.271	0	0	0	0	419.271
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	2.963	0	0	0	0	2.963
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	270.588	0	0	0	0	270.588
401	07	96	00	Otras subvenciones a empleados	25.200	0	0	0	0	25.200
401	07	97	00	Otras subvenciones a obreros	194.400	0	0	0	0	194.400
401	07	99	00	Otras subvenciones al personal contratado	1.038.061	0	0	0	0	1.038.061
401	08	00	00	Prestaciones sociales e indemnizaciones	50.071.663	0	0	0	0	50.071.663
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.420.200	0	0	0	0	5.420.200
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	9.531.989	0	0	0	0	9.531.989
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	27.617.641	0	0	0	0	27.617.641
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	89.634	0	0	0	0	89.634
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	7.412.199	0	0	0	0	7.412.199
401	94	00	00	Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular	1.828	0	0	0	0	1.828
401	94	01	00	Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular	1.828	0	0	0	0	1.828
401	95	00	00	Otros gastos del personal de alto nivel y de dirección	179.088	0	0	0	0	179.088
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	179.088	0	0	0	0	179.088
401	96	00	00	Otros gastos del personal empleado	125.875	0	0	0	0	125.875
401	96	01	00	Otros gastos del personal empleado	125.875	0	0	0	0	125.875
401	97	00	00	Otros gastos del personal obrero	137.025	0	0	0	0	137.025
401	97	01	00	Otros gastos del personal obrero	137.025	0	0	0	0	137.025
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**126.487.211**	**0**	**0**	**0**	**0**	**126.487.211**
402	01	00	00	Productos alimenticios y agropecuarios	33.391.016	0	0	0	0	33.391.016

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	01	01	00	Alimentos y bebidas para personas	31.741.016	0	0	0	0	31.741.016
402	01	99	00	Otros productos alimenticios y agropecuarios	1.650.000	0	0	0	0	1.650.000
402	02	00	00	Productos de minas, canteras y yacimientos	1.105.000	0	0	0	0	1.105.000
402	02	05	00	Piedra, arcilla, arena y tierra	485.000	0	0	0	0	485.000
402	02	99	00	Otros productos de minas, canteras y yacimientos	620.000	0	0	0	0	620.000
402	03	00	00	Textiles y vestuarios	4.664.500	0	0	0	0	4.664.500
402	03	01	00	Textiles	1.268.500	0	0	0	0	1.268.500
402	03	02	00	Prendas de vestir	2.656.000	0	0	0	0	2.656.000
402	03	03	00	Calzados	165.000	0	0	0	0	165.000
402	03	99	00	Otros productos textiles y vestuarios	575.000	0	0	0	0	575.000
402	04	00	00	Productos de cuero y caucho	3.457.000	0	0	0	0	3.457.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	150.000	0	0	0	0	150.000
402	04	03	00	Cauchos y tripas para vehículos	2.357.000	0	0	0	0	2.357.000
402	04	99	00	Otros productos de cuero y caucho	950.000	0	0	0	0	950.000
402	05	00	00	Productos de papel, cartón e impresos	17.755.605	0	0	0	0	17.755.605
402	05	01	00	Pulpa de madera, papel y cartón	1.965.997	0	0	0	0	1.965.997
402	05	02	00	Envases y cajas de papel y cartón	1.554.008	0	0	0	0	1.554.008
402	05	03	00	Productos de papel y cartón para oficina	8.392.015	0	0	0	0	8.392.015
402	05	04	00	Libros, revistas y periódicos	188.800	0	0	0	0	188.800
402	05	05	00	Material de enseñanza	1.300.000	0	0	0	0	1.300.000
402	05	06	00	Productos de papel y cartón para computación	1.264.100	0	0	0	0	1.264.100
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.910.040	0	0	0	0	1.910.040
402	05	99	00	Otros productos de pulpa, papel y cartón	1.180.645	0	0	0	0	1.180.645
402	06	00	00	Productos químicos y derivados	21.919.788	0	0	0	0	21.919.788
402	06	01	00	Sustancias químicas y de uso industrial	36.000	0	0	0	0	36.000
402	06	02	00	Abonos, plaguicidas y otros	7.500	0	0	0	0	7.500
402	06	03	00	Tintas, pinturas y colorantes	5.972.531	0	0	0	0	5.972.531
402	06	04	00	Productos farmacéuticos y medicamentos	13.422.503	0	0	0	0	13.422.503
402	06	05	00	Productos de tocador	46.500	0	0	0	0	46.500
402	06	06	00	Combustibles y lubricantes	1.064.048	0	0	0	0	1.064.048
402	06	08	00	Productos plásticos	1.273.985	0	0	0	0	1.273.985

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	99	00	Otros productos de la industria química y conexos	96.721	0	0	0	0	96.721
402	07	00	00	Productos minerales no metálicos	420.000	0	0	0	0	420.000
402	07	02	00	Vidrios y productos de vidrio	225.000	0	0	0	0	225.000
402	07	03	00	Productos de arcilla para construcción	15.000	0	0	0	0	15.000
402	07	04	00	Cemento, cal y yeso	30.000	0	0	0	0	30.000
402	07	99	00	Otros productos minerales no metálicos	150.000	0	0	0	0	150.000
402	08	00	00	Productos metálicos	7.174.586	0	0	0	0	7.174.586
402	08	01	00	Productos primarios de hierro y acero	384.124	0	0	0	0	384.124
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.053.792	0	0	0	0	1.053.792
402	08	04	00	Productos metálicos estructurales	225.000	0	0	0	0	225.000
402	08	07	00	Material de señalamiento	32.000	0	0	0	0	32.000
402	08	08	00	Material de educación	500.000	0	0	0	0	500.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.514.280	0	0	0	0	4.514.280
402	08	10	00	Repuestos y accesorios para otros equipos	165.390	0	0	0	0	165.390
402	08	99	00	Otros productos metálicos	300.000	0	0	0	0	300.000
402	09	00	00	Productos de madera	420.000	0	0	0	0	420.000
402	09	01	00	Productos primarios de madera	75.000	0	0	0	0	75.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	195.000	0	0	0	0	195.000
402	09	99	00	Otros productos de madera	150.000	0	0	0	0	150.000
402	10	00	00	Productos varios y útiles diversos	32.046.176	0	0	0	0	32.046.176
402	10	01	00	Artículos de deporte, recreación y juguetes	150.000	0	0	0	0	150.000
402	10	02	00	Materiales y útiles de limpieza y aseo	3.012.214	0	0	0	0	3.012.214
402	10	03	00	Utensilios de cocina y comedor	1.025.600	0	0	0	0	1.025.600
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	927.878	0	0	0	0	927.878
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	9.403.295	0	0	0	0	9.403.295
402	10	06	00	Condecoraciones, ofrendas y similares	1.615.599	0	0	0	0	1.615.599
402	10	07	00	Productos de seguridad en el trabajo	1.302.500	0	0	0	0	1.302.500
402	10	08	00	Materiales para equipos de computación	8.589.475	0	0	0	0	8.589.475
402	10	11	00	Materiales eléctricos	3.609.686	0	0	0	0	3.609.686
402	10	12	00	Materiales para instalaciones sanitarias	525.000	0	0	0	0	525.000
402	10	13	00	Materiales fotográficos	200.000	0	0	0	0	200.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	99	00	Otros productos y útiles diversos	1.684.929	0	0	0	0	1.684.929
402	99	00	00	Otros materiales y suministros	4.133.540	0	0	0	0	4.133.540
402	99	01	00	Otros materiales y suministros	4.133.540	0	0	0	0	4.133.540
403	**00**	**00**	**00**	**Servicios no personales**	**394.888.013**	**0**	**0**	**0**	**0**	**394.888.013**
403	01	00	00	Alquileres de inmuebles	13.434.800	0	0	0	0	13.434.800
403	01	01	00	Alquileres de edificios y locales	6.934.800	0	0	0	0	6.934.800
403	01	02	00	Alquileres de instalaciones culturales y recreativas	6.500.000	0	0	0	0	6.500.000
403	02	00	00	Alquileres de maquinaria y equipos	15.002.000	0	0	0	0	15.002.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	15.002.000	0	0	0	0	15.002.000
403	03	00	00	Derechos sobre bienes intangibles	48.000	0	0	0	0	48.000
403	03	03	00	Paquetes y programas de computación	48.000	0	0	0	0	48.000
403	04	00	00	Servicios básicos	21.969.818	0	0	0	0	21.969.818
403	04	01	00	Electricidad	4.645.000	0	0	0	0	4.645.000
403	04	03	00	Agua	1.180.000	0	0	0	0	1.180.000
403	04	04	00	Teléfonos	11.625.568	0	0	0	0	11.625.568
403	04	04	01	Servicios de telefonía prestados por organismos públicos	7.975.568	0	0	0	0	7.975.568
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	3.650.000	0	0	0	0	3.650.000
403	04	05	00	Servicio de comunicaciones	1.931.250	0	0	0	0	1.931.250
403	04	06	00	Servicio de aseo urbano y domiciliario	2.288.000	0	0	0	0	2.288.000
403	04	07	00	Servicio de condominio	300.000	0	0	0	0	300.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	161.082	0	0	0	0	161.082
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	161.082	0	0	0	0	161.082
403	06	00	00	Servicios de transporte y almacenaje	6.612.036	0	0	0	0	6.612.036
403	06	01	00	Fletes y embalajes	6.576.183	0	0	0	0	6.576.183
403	06	02	00	Almacenaje	17.000	0	0	0	0	17.000
403	06	03	00	Estacionamiento	1.824	0	0	0	0	1.824
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	17.029	0	0	0	0	17.029
403	07	00	00	Servicios de información, impresión y relaciones públicas	65.231.413	0	0	0	0	65.231.413
403	07	01	00	Publicidad y propaganda	3.891.500	0	0	0	0	3.891.500
403	07	02	00	Imprenta y reproducción	17.362.730	0	0	0	0	17.362.730
403	07	03	00	Relaciones sociales	43.777.183	0	0	0	0	43.777.183

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	04	00	Avisos	200.000	0	0	0	0	200.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	22.256.343	0	0	0	0	22.256.343
403	08	01	00	Primas y gastos de seguros	9.970.471	0	0	0	0	9.970.471
403	08	02	00	Comisiones y gastos bancarios	11.172.304	0	0	0	0	11.172.304
403	08	03	00	Comisiones y gastos de adquisición de seguros	1.113.568	0	0	0	0	1.113.568
403	09	00	00	Viáticos y pasajes	45.850.496	0	0	0	0	45.850.496
403	09	01	00	Viáticos y pasajes dentro del país	33.386.093	0	0	0	0	33.386.093
403	09	02	00	Viáticos y pasajes fuera del país	12.464.403	0	0	0	0	12.464.403
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	37.816.133	0	0	0	0	37.816.133
403	10	03	00	Servicios de procesamiento de datos	450.000	0	0	0	0	450.000
403	10	07	00	Servicios de capacitación y adiestramiento	721.000	0	0	0	0	721.000
403	10	10	00	Servicios de vigilancia	12.750.000	0	0	0	0	12.750.000
403	10	99	00	Otros servicios profesionales y técnicos	23.895.133	0	0	0	0	23.895.133
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	24.646.498	0	0	0	0	24.646.498
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	700.000	0	0	0	0	700.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	12.634.417	0	0	0	0	12.634.417
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	79.000	0	0	0	0	79.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	1.672.024	0	0	0	0	1.672.024
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	848.400	0	0	0	0	848.400
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.624.257	0	0	0	0	3.624.257
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	5.088.400	0	0	0	0	5.088.400
403	12	00	00	Conservación y reparaciones menores de obras	53.942.478	0	0	0	0	53.942.478
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	49.273.011	0	0	0	0	49.273.011
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	4.669.467	0	0	0	0	4.669.467
403	16	00	00	Servicios de diversión, esparcimiento y culturales	5.852.263	0	0	0	0	5.852.263
403	16	01	00	Servicios de diversión, esparcimiento y culturales	5.852.263	0	0	0	0	5.852.263
403	18	00	00	Impuestos indirectos	69.462.095	0	0	0	0	69.462.095
403	18	01	00	Impuesto al valor agregado	68.262.095	0	0	0	0	68.262.095
403	18	99	00	Otros impuestos indirectos	1.200.000	0	0	0	0	1.200.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.378.390	0	0	0	0	1.378.390

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.378.390	0	0	0	0	1.378.390
403	99	00	00	Otros servicios no personales	11.224.168	0	0	0	0	11.224.168
403	99	01	00	Otros servicios no personales	11.224.168	0	0	0	0	11.224.168
404	**00**	**00**	**00**	**Activos reales**	**38.609.331**	**0**	**0**	**0**	**0**	**38.609.331**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	438.785	0	0	0	0	438.785
404	01	01	00	Repuestos mayores	124.000	0	0	0	0	124.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	60.000	0	0	0	0	60.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	24.000	0	0	0	0	24.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	40.000	0	0	0	0	40.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	314.785	0	0	0	0	314.785
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	120.000	0	0	0	0	120.000
404	01	02	05	Reparaciones, mejoras y adiciones mayores de equipos científicos, religiosos, de enseñanza y recreación	104.000	0	0	0	0	104.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	90.785	0	0	0	0	90.785
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.603.190	0	0	0	0	1.603.190
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	24.000	0	0	0	0	24.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.579.190	0	0	0	0	1.579.190
404	04	00	00	Equipos de transporte, tracción y elevación	3.020.000	0	0	0	0	3.020.000
404	04	01	00	Vehículos automotores terrestres	3.000.000	0	0	0	0	3.000.000
404	04	05	00	Vehículos de tracción no motorizados	20.000	0	0	0	0	20.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.632.992	0	0	0	0	2.632.992
404	05	01	00	Equipos de telecomunicaciones	2.632.992	0	0	0	0	2.632.992
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	537.734	0	0	0	0	537.734
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	458.236	0	0	0	0	458.236
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	79.498	0	0	0	0	79.498
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	8.831.192	0	0	0	0	8.831.192
404	07	01	00	Equipos científicos y de laboratorio	1.171.418	0	0	0	0	1.171.418
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.759.774	0	0	0	0	1.759.774
404	07	06	00	Instrumentos musicales y equipos de audio	5.900.000	0	0	0	0	5.900.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	21.545.438	0	0	0	0	21.545.438
404	09	01	00	Mobiliario y equipos de oficina	8.556.115	0	0	0	0	8.556.115

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	02	00	Equipos de computación	11.421.323	0	0	0	0	11.421.323
404	09	03	00	Mobiliario y equipos de alojamiento	1.108.000	0	0	0	0	1.108.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	460.000	0	0	0	0	460.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.277.229.211**	**0**	**0**	**0**	**0**	**3.277.229.211**
407	01	00	00	Transferencias y donaciones corrientes internas	3.238.812.181	0	0	0	0	3.238.812.181
407	01	01	00	Transferencias corrientes internas al sector privado	237.583.095	0	0	0	0	237.583.095
407	01	01	01	Pensiones del personal empleado, obrero y militar	10.063.798	0	0	0	0	10.063.798
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	42.748.877	0	0	0	0	42.748.877
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	3.354.599	0	0	0	0	3.354.599
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.509.570	0	0	0	0	1.509.570
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	20.990.000	0	0	0	0	20.990.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	7.866.075	0	0	0	0	7.866.075
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	14.249.626	0	0	0	0	14.249.626
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	6.412.332	0	0	0	0	6.412.332
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	96.974.805	0	0	0	0	96.974.805
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	33.413.413	0	0	0	0	33.413.413
407	01	02	00	Donaciones corrientes internas al sector privado	218.041.023	0	0	0	0	218.041.023
407	01	02	01	Donaciones corrientes a personas	218.041.023	0	0	0	0	218.041.023
407	01	03	00	Transferencias corrientes internas al sector público	2.783.188.063	0	0	0	0	2.783.188.063
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.759.267.536	0	0	0	0	2.759.267.536
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	23.920.527	0	0	0	0	23.920.527
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	38.417.030	0	0	0	0	38.417.030
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	38.417.030	0	0	0	0	38.417.030
407	12	01	01	Transferencias Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	500.030	0	0	0	0	500.030
407	12	01	02	Donaciones Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	37.917.000	0	0	0	0	37.917.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**44.440.957**	**0**	**0**	**0**	**0**	**44.440.957**
411	11	00	00	Obligaciones de ejercicios anteriores	44.440.957	0	0	0	0	44.440.957
411	11	04	00	Compromisos pendientes de ejercicios anteriores	44.440.957	0	0	0	0	44.440.957
				Totales	**4.610.026.546**	**0**	**0**	**0**	**0**	**4.610.026.546**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 128048 460102000 SALUD Y SEGURIDAD LABORAL PARA LOS TRABAJADORES Y TRABAJADORAS, JUBILADOS Y PENSIONADOS DEL MINISTERIO DEL PODER POPULAR PARA LA CULTURA Y SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA SALUD Y SEGURIDAD LABORAL DEL PERSONAL OBRERO, CONTRATADO, EMPLEADO, ALTO NIVEL, JUBILADO, PENSIONADO DE LOS TRABAJADORES Y TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA CULTURA Y SUS ENTES ADSCRITOS JUNTO A SU CARGA FAMILIAR, MEDIANTE UN SERVICIO AUTOADMINISTRADO DE SALUD QUE MANTENGA Y MEJORE EL DESARROLLO FÍSICO, COGNITIVO, MORAL PARA UN AMBIENTE SEGURO Y SALUDABLE DE TRABAJO, EN CONDICIONES LABORALES DE SEGURIDAD SOCIAL GRATIFICANTES.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 25.586

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN HUMANA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**311.954.334**	**0**	**0**	**0**	**0**	**311.954.334**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.784.778	0	0	0	0	2.784.778
401	01	18	00	Remuneraciones al personal contratado	2.561.675	0	0	0	0	2.561.675
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.961.675	0	0	0	0	1.961.675
401	01	18	02	Remuneraciones por honorarios profesionales	600.000	0	0	0	0	600.000
401	01	99	00	Otras retribuciones	223.103	0	0	0	0	223.103
401	03	00	00	Primas	865.374	0	0	0	0	865.374
401	03	37	00	Primas de transporte al personal contratado	392.160	0	0	0	0	392.160
401	03	39	00	Primas por hijos al personal contratado	28.800	0	0	0	0	28.800
401	03	40	00	Primas de profesionalización al personal contratado	281.214	0	0	0	0	281.214
401	03	41	00	Primas por antigüedad al personal contratado	163.200	0	0	0	0	163.200
401	04	00	00	Complementos de sueldos y salarios	1.000.554	0	0	0	0	1.000.554
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	277.604	0	0	0	0	277.604
401	04	26	00	Bono compensatorio de alimentación al personal contratado	593.950	0	0	0	0	593.950
401	04	98	00	Otros complementos al personal contratado	129.000	0	0	0	0	129.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.694.610	0	0	0	0	2.694.610
401	05	07	00	Aguinaldos al personal contratado	2.072.777	0	0	0	0	2.072.777
401	05	08	00	Bono vacacional al personal contratado	621.833	0	0	0	0	621.833
401	06	00	00	Aportes patronales y legales	340.095	0	0	0	0	340.095
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	232.470	0	0	0	0	232.470
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	51.660	0	0	0	0	51.660
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	55.965	0	0	0	0	55.965
401	07	00	00	Asistencia socio-económica	302.739.537	0	0	0	0	302.739.537
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	42.270.814	0	0	0	0	42.270.814
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	95.029.018	0	0	0	0	95.029.018
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	11.953.252	0	0	0	0	11.953.252
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	42.355.791	0	0	0	0	42.355.791

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128048 460102000 SALUD Y SEGURIDAD LABORAL PARA LOS TRABAJADORES Y TRABAJADORAS, JUBILADOS Y PENSIONADOS DEL MINISTERIO DEL PODER POPULAR PARA LA CULTURA Y SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA SALUD Y SEGURIDAD LABORAL DEL PERSONAL OBRERO, CONTRATADO, EMPLEADO, ALTO NIVEL, JUBILADO, PENSIONADO DE LOS TRABAJADORES Y TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA CULTURA Y SUS ENTES ADSCRITOS JUNTO A SU CARGA FAMILIAR, MEDIANTE UN SERVICIO AUTOADMINISTRADO DE SALUD QUE MANTENGA Y MEJORE EL DESARROLLO FÍSICO, COGNITIVO, MORAL PARA UN AMBIENTE SEGURO Y SALUDABLE DE TRABAJO, EN CONDICIONES LABORALES DE SEGURIDAD SOCIAL GRATIFICANTES.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 25.586

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN HUMANA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	1.361.230	0	0	0	0	1.361.230
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	1.543.854	0	0	0	0	1.543.854
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	7.341.209	0	0	0	0	7.341.209
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	28.237.194	0	0	0	0	28.237.194
401	07	76	00	Ayudas por matrimonio al personal contratado	15.000	0	0	0	0	15.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	21.000	0	0	0	0	21.000
401	07	78	00	Ayudas por defunción al personal contratado	21.000	0	0	0	0	21.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	15.358.335	0	0	0	0	15.358.335
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	419.737	0	0	0	0	419.737
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	56.347.066	0	0	0	0	56.347.066
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	30.800	0	0	0	0	30.800
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	249.368	0	0	0	0	249.368
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	24.500	0	0	0	0	24.500
401	07	99	00	Otras subvenciones al personal contratado	160.369	0	0	0	0	160.369
401	08	00	00	Prestaciones sociales e indemnizaciones	1.529.386	0	0	0	0	1.529.386
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.529.386	0	0	0	0	1.529.386
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**14.206.763**	**0**	**0**	**0**	**0**	**14.206.763**
402	01	00	00	Productos alimenticios y agropecuarios	138.120	0	0	0	0	138.120
402	01	01	00	Alimentos y bebidas para personas	138.120	0	0	0	0	138.120
402	05	00	00	Productos de papel, cartón e impresos	267.760	0	0	0	0	267.760
402	05	01	00	Pulpa de madera, papel y cartón	49.943	0	0	0	0	49.943
402	05	03	00	Productos de papel y cartón para oficina	39.772	0	0	0	0	39.772
402	05	99	00	Otros productos de pulpa, papel y cartón	178.045	0	0	0	0	178.045
402	06	00	00	Productos químicos y derivados	13.397.967	0	0	0	0	13.397.967
402	06	03	00	Tintas, pinturas y colorantes	71.153	0	0	0	0	71.153
402	06	04	00	Productos farmacéuticos y medicamentos	13.319.182	0	0	0	0	13.319.182

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 128048 460102000 SALUD Y SEGURIDAD LABORAL PARA LOS TRABAJADORES Y TRABAJADORAS, JUBILADOS Y PENSIONADOS DEL MINISTERIO DEL PODER POPULAR PARA LA CULTURA Y SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA SALUD Y SEGURIDAD LABORAL DEL PERSONAL OBRERO, CONTRATADO, EMPLEADO, ALTO NIVEL, JUBILADO, PENSIONADO DE LOS TRABAJADORES Y TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA CULTURA Y SUS ENTES ADSCRITOS JUNTO A SU CARGA FAMILIAR, MEDIANTE UN SERVICIO AUTOADMINISTRADO DE SALUD QUE MANTENGA Y MEJORE EL DESARROLLO FÍSICO, COGNITIVO, MORAL PARA UN AMBIENTE SEGURO Y SALUDABLE DE TRABAJO, EN CONDICIONES LABORALES DE SEGURIDAD SOCIAL GRATIFICANTES.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 25.586

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN HUMANA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	08	00	Productos plásticos	7.632	0	0	0	0	7.632
402	10	00	00	Productos varios y útiles diversos	402.916	0	0	0	0	402.916
402	10	02	00	Materiales y útiles de limpieza y aseo	12.914	0	0	0	0	12.914
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	355.678	0	0	0	0	355.678
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	34.324	0	0	0	0	34.324
403	**00**	**00**	**00**	**Servicios no personales**	**17.059.658**	**0**	**0**	**0**	**0**	**17.059.658**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	11.019.354	0	0	0	0	11.019.354
403	08	02	00	Comisiones y gastos bancarios	11.019.354	0	0	0	0	11.019.354
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.156.958	0	0	0	0	1.156.958
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	772.024	0	0	0	0	772.024
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	384.934	0	0	0	0	384.934
403	18	00	00	Impuestos indirectos	4.883.346	0	0	0	0	4.883.346
403	18	01	00	Impuesto al valor agregado	4.883.346	0	0	0	0	4.883.346
404	**00**	**00**	**00**	**Activos reales**	**832.867**	**0**	**0**	**0**	**0**	**832.867**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	537.734	0	0	0	0	537.734
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	458.236	0	0	0	0	458.236
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	79.498	0	0	0	0	79.498
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	295.133	0	0	0	0	295.133
404	09	02	00	Equipos de computación	295.133	0	0	0	0	295.133
				Totales	**344.053.622**	**0**	**0**	**0**	**0**	**344.053.622**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

46 - 15

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 128048 460102000 SALUD Y SEGURIDAD LABORAL PARA LOS TRABAJADORES Y TRABAJADORAS, JUBILADOS Y PENSIONADOS DEL MINISTERIO DEL PODER POPULAR PARA LA CULTURA Y SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA SALUD Y SEGURIDAD LABORAL DEL PERSONAL OBRERO, CONTRATADO, EMPLEADO, ALTO NIVEL, JUBILADO, PENSIONADO DE LOS TRABAJADORES Y TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA CULTURA Y SUS ENTES ADSCRITOS JUNTO A SU CARGA FAMILIAR, MEDIANTE UN SERVICIO AUTOADMINISTRADO DE SALUD QUE MANTENGA Y MEJORE EL DESARROLLO FÍSICO, COGNITIVO, MORAL PARA UN AMBIENTE SEGURO Y SALUDABLE DE TRABAJO, EN CONDICIONES LABORALES DE SEGURIDAD SOCIAL GRATIFICANTES.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 25.586

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN HUMANA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 128048 460102000 SALUD Y SEGURIDAD LABORAL PARA LOS TRABAJADORES Y TRABAJADORAS, JUBILADOS Y PENSIONADOS DEL MINISTERIO DEL PODER POPULAR PARA LA CULTURA Y SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA SALUD Y SEGURIDAD LABORAL DEL PERSONAL OBRERO, CONTRATADO, EMPLEADO, ALTO NIVEL, JUBILADO, PENSIONADO DE LOS TRABAJADORES Y TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA CULTURA Y SUS ENTES ADSCRITOS JUNTO A SU CARGA FAMILIAR, MEDIANTE UN SERVICIO AUTOADMINISTRADO DE SALUD QUE MANTENGA Y MEJORE EL DESARROLLO FÍSICO, COGNITIVO, MORAL PARA UN AMBIENTE SEGURO Y SALUDABLE DE TRABAJO, EN CONDICIONES LABORALES DE SEGURIDAD SOCIAL GRATIFICANTES.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 25.586

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN HUMANA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460102001 PREVENCIÓN EN SALUD Y SEGURIDAD LABORAL

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 3

RESPONSABLE/EJECUTOR: 0008 OFICINA DE GESTION HUMANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**10.156.571**	**0**	**0**	**0**	**0**	**10.156.571**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.784.778	0	0	0	0	2.784.778
401	01	18	00	Remuneraciones al personal contratado	2.561.675	0	0	0	0	2.561.675
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.961.675	0	0	0	0	1.961.675
401	01	18	02	Remuneraciones por honorarios profesionales	600.000	0	0	0	0	600.000
401	01	99	00	Otras retribuciones	223.103	0	0	0	0	223.103
401	03	00	00	Primas	865.374	0	0	0	0	865.374
401	03	37	00	Primas de transporte al personal contratado	392.160	0	0	0	0	392.160
401	03	39	00	Primas por hijos al personal contratado	28.800	0	0	0	0	28.800
401	03	40	00	Primas de profesionalización al personal contratado	281.214	0	0	0	0	281.214
401	03	41	00	Primas por antigüedad al personal contratado	163.200	0	0	0	0	163.200
401	04	00	00	Complementos de sueldos y salarios	1.000.554	0	0	0	0	1.000.554
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	277.604	0	0	0	0	277.604
401	04	26	00	Bono compensatorio de alimentación al personal contratado	593.950	0	0	0	0	593.950
401	04	98	00	Otros complementos al personal contratado	129.000	0	0	0	0	129.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.694.610	0	0	0	0	2.694.610
401	05	07	00	Aguinaldos al personal contratado	2.072.777	0	0	0	0	2.072.777
401	05	08	00	Bono vacacional al personal contratado	621.833	0	0	0	0	621.833
401	06	00	00	Aportes patronales y legales	340.095	0	0	0	0	340.095
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	232.470	0	0	0	0	232.470
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	51.660	0	0	0	0	51.660
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	55.965	0	0	0	0	55.965
401	07	00	00	Asistencia socio-económica	941.774	0	0	0	0	941.774

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 128048 460102000 SALUD Y SEGURIDAD LABORAL PARA LOS TRABAJADORES Y TRABAJADORAS, JUBILADOS Y PENSIONADOS DEL MINISTERIO DEL PODER POPULAR PARA LA CULTURA Y SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA SALUD Y SEGURIDAD LABORAL DEL PERSONAL OBRERO, CONTRATADO, EMPLEADO, ALTO NIVEL, JUBILADO, PENSIONADO DE LOS TRABAJADORES Y TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA CULTURA Y SUS ENTES ADSCRITOS JUNTO A SU CARGA FAMILIAR, MEDIANTE UN SERVICIO AUTOADMINISTRADO DE SALUD QUE MANTENGA Y MEJORE EL DESARROLLO FÍSICO, COGNITIVO, MORAL PARA UN AMBIENTE SEGURO Y SALUDABLE DE TRABAJO, EN CONDICIONES LABORALES DE SEGURIDAD SOCIAL GRATIFICANTES.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 25.586

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN HUMANA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460102001 PREVENCIÓN EN SALUD Y SEGURIDAD LABORAL

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 3

RESPONSABLE/EJECUTOR: 0008 OFICINA DE GESTION HUMANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	76	00	Ayudas por matrimonio al personal contratado	15.000	0	0	0	0	15.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	21.000	0	0	0	0	21.000
401	07	78	00	Ayudas por defunción al personal contratado	21.000	0	0	0	0	21.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	419.737	0	0	0	0	419.737
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	30.800	0	0	0	0	30.800
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	249.368	0	0	0	0	249.368
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	24.500	0	0	0	0	24.500
401	07	99	00	Otras subvenciones al personal contratado	160.369	0	0	0	0	160.369
401	08	00	00	Prestaciones sociales e indemnizaciones	1.529.386	0	0	0	0	1.529.386
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.529.386	0	0	0	0	1.529.386
403	**00**	**00**	**00**	**Servicios no personales**	**276.800**	**0**	**0**	**0**	**0**	**276.800**
403	18	00	00	Impuestos indirectos	276.800	0	0	0	0	276.800
403	18	01	00	Impuesto al valor agregado	276.800	0	0	0	0	276.800
				Totales	**10.433.371**	0	0	0	0	**10.433.371**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 128048 460102000 SALUD Y SEGURIDAD LABORAL PARA LOS TRABAJADORES Y TRABAJADORAS, JUBILADOS Y PENSIONADOS DEL MINISTERIO DEL PODER POPULAR PARA LA CULTURA Y SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA SALUD Y SEGURIDAD LABORAL DEL PERSONAL OBRERO, CONTRATADO, EMPLEADO, ALTO NIVEL, JUBILADO, PENSIONADO DE LOS TRABAJADORES Y TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA CULTURA Y SUS ENTES ADSCRITOS JUNTO A SU CARGA FAMILIAR, MEDIANTE UN SERVICIO AUTOADMINISTRADO DE SALUD QUE MANTENGA Y MEJORE EL DESARROLLO FÍSICO, COGNITIVO, MORAL PARA UN AMBIENTE SEGURO Y SALUDABLE DE TRABAJO, EN CONDICIONES LABORALES DE SEGURIDAD SOCIAL GRATIFICANTES.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 25.586

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN HUMANA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460102002 ATENCIÓN PRIMARIA EN SALUD

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 3

RESPONSABLE/EJECUTOR: 00008 OFICINA DE GESTION HUMANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.933.220**	**0**	**0**	**0**	**0**	**13.933.220**
402	01	00	00	Productos alimenticios y agropecuarios	8.120	0	0	0	0	8.120
402	01	01	00	Alimentos y bebidas para personas	8.120	0	0	0	0	8.120
402	05	00	00	Productos de papel, cartón e impresos	194.916	0	0	0	0	194.916
402	05	01	00	Pulpa de madera, papel y cartón	8.534	0	0	0	0	8.534
402	05	03	00	Productos de papel y cartón para oficina	8.337	0	0	0	0	8.337
402	05	99	00	Otros productos de pulpa, papel y cartón	178.045	0	0	0	0	178.045
402	06	00	00	Productos químicos y derivados	13.344.735	0	0	0	0	13.344.735
402	06	03	00	Tintas, pinturas y colorantes	25.553	0	0	0	0	25.553
402	06	04	00	Productos farmacéuticos y medicamentos	13.311.550	0	0	0	0	13.311.550
402	06	08	00	Productos plásticos	7.632	0	0	0	0	7.632
402	10	00	00	Productos varios y útiles diversos	385.449	0	0	0	0	385.449
402	10	02	00	Materiales y útiles de limpieza y aseo	12.914	0	0	0	0	12.914
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	355.678	0	0	0	0	355.678
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	16.857	0	0	0	0	16.857
403	**00**	**00**	**00**	**Servicios no personales**	**2.584.493**	**0**	**0**	**0**	**0**	**2.584.493**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.036.958	0	0	0	0	1.036.958
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	772.024	0	0	0	0	772.024
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	264.934	0	0	0	0	264.934
403	18	00	00	Impuestos indirectos	1.547.535	0	0	0	0	1.547.535
403	18	01	00	Impuesto al valor agregado	1.547.535	0	0	0	0	1.547.535
404	**00**	**00**	**00**	**Activos reales**	**832.867**	**0**	**0**	**0**	**0**	**832.867**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	537.734	0	0	0	0	537.734

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 128048 460102000 SALUD Y SEGURIDAD LABORAL PARA LOS TRABAJADORES Y TRABAJADORAS, JUBILADOS Y PENSIONADOS DEL MINISTERIO DEL PODER POPULAR PARA LA CULTURA Y SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA SALUD Y SEGURIDAD LABORAL DEL PERSONAL OBRERO, CONTRATADO, EMPLEADO, ALTO NIVEL, JUBILADO, PENSIONADO DE LOS TRABAJADORES Y TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA CULTURA Y SUS ENTES ADSCRITOS JUNTO A SU CARGA FAMILIAR, MEDIANTE UN SERVICIO AUTOADMINISTRADO DE SALUD QUE MANTENGA Y MEJORE EL DESARROLLO FÍSICO, COGNITIVO, MORAL PARA UN AMBIENTE SEGURO Y SALUDABLE DE TRABAJO, EN CONDICIONES LABORALES DE SEGURIDAD SOCIAL GRATIFICANTES.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 25.586

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN HUMANA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460102002 ATENCIÓN PRIMARIA EN SALUD

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 3

RESPONSABLE/EJECUTOR: 00008 OFICINA DE GESTION HUMANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	458.236	0	0	0	0	458.236
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	79.498	0	0	0	0	79.498
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	295.133	0	0	0	0	295.133
404	09	02	00	Equipos de computación	295.133	0	0	0	0	295.133
				Totales	**17.350.580**	**0**	**0**	**0**	**0**	**17.350.580**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 128048 460102000 SALUD Y SEGURIDAD LABORAL PARA LOS TRABAJADORES Y TRABAJADORAS, JUBILADOS Y PENSIONADOS DEL MINISTERIO DEL PODER POPULAR PARA LA CULTURA Y SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA SALUD Y SEGURIDAD LABORAL DEL PERSONAL OBRERO, CONTRATADO, EMPLEADO, ALTO NIVEL, JUBILADO, PENSIONADO DE LOS TRABAJADORES Y TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA CULTURA Y SUS ENTES ADSCRITOS JUNTO A SU CARGA FAMILIAR, MEDIANTE UN SERVICIO AUTOADMINISTRADO DE SALUD QUE MANTENGA Y MEJORE EL DESARROLLO FÍSICO, COGNITIVO, MORAL PARA UN AMBIENTE SEGURO Y SALUDABLE DE TRABAJO, EN CONDICIONES LABORALES DE SEGURIDAD SOCIAL GRATIFICANTES.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 25.586

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN HUMANA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460102003 ATENCIÓN PRIVADA EN SALUD

UNIDAD DE MEDIDA: ATENCIÓN **META:** 31.417

RESPONSABLE/EJECUTOR: 00008 OFICINA DE GESTION HUMANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**301.797.763**	**0**	**0**	**0**	**0**	**301.797.763**
401	07	00	00	Asistencia socio-económica	301.797.763	0	0	0	0	301.797.763
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	42.270.814	0	0	0	0	42.270.814
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	95.029.018	0	0	0	0	95.029.018
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	11.953.252	0	0	0	0	11.953.252
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	42.355.791	0	0	0	0	42.355.791
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	1.361.230	0	0	0	0	1.361.230
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	1.543.854	0	0	0	0	1.543.854
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	7.341.209	0	0	0	0	7.341.209
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	28.237.194	0	0	0	0	28.237.194
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	15.358.335	0	0	0	0	15.358.335
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	56.347.066	0	0	0	0	56.347.066
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**273.543**	**0**	**0**	**0**	**0**	**273.543**
402	01	00	00	Productos alimenticios y agropecuarios	130.000	0	0	0	0	130.000
402	01	01	00	Alimentos y bebidas para personas	130.000	0	0	0	0	130.000
402	05	00	00	Productos de papel, cartón e impresos	72.844	0	0	0	0	72.844
402	05	01	00	Pulpa de madera, papel y cartón	41.409	0	0	0	0	41.409
402	05	03	00	Productos de papel y cartón para oficina	31.435	0	0	0	0	31.435
402	06	00	00	Productos químicos y derivados	53.232	0	0	0	0	53.232
402	06	03	00	Tintas, pinturas y colorantes	45.600	0	0	0	0	45.600
402	06	04	00	Productos farmacéuticos y medicamentos	7.632	0	0	0	0	7.632

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 128048 460102000 SALUD Y SEGURIDAD LABORAL PARA LOS TRABAJADORES Y TRABAJADORAS, JUBILADOS Y PENSIONADOS DEL MINISTERIO DEL PODER POPULAR PARA LA CULTURA Y SUS ENTES ADSCRITOS

OBJETIVO DEL PROYECTO: GARANTIZAR LA SALUD Y SEGURIDAD LABORAL DEL PERSONAL OBRERO, CONTRATADO, EMPLEADO, ALTO NIVEL, JUBILADO, PENSIONADO DE LOS TRABAJADORES Y TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA CULTURA Y SUS ENTES ADSCRITOS JUNTO A SU CARGA FAMILIAR, MEDIANTE UN SERVICIO AUTOADMINISTRADO DE SALUD QUE MANTENGA Y MEJORE EL DESARROLLO FÍSICO, COGNITIVO, MORAL PARA UN AMBIENTE SEGURO Y SALUDABLE DE TRABAJO, EN CONDICIONES LABORALES DE SEGURIDAD SOCIAL GRATIFICANTES.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 25.586

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN HUMANA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460102003 ATENCIÓN PRIVADA EN SALUD

UNIDAD DE MEDIDA: ATENCIÓN **META:** 31.417

RESPONSABLE/EJECUTOR: 00008 OFICINA DE GESTION HUMANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	00	00	Productos varios y útiles diversos	17.467	0	0	0	0	17.467
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	17.467	0	0	0	0	17.467
403	**00**	**00**	**00**	**Servicios no personales**	**14.198.365**	**0**	**0**	**0**	**0**	**14.198.365**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	11.019.354	0	0	0	0	11.019.354
403	08	02	00	Comisiones y gastos bancarios	11.019.354	0	0	0	0	11.019.354
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	120.000	0	0	0	0	120.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	120.000	0	0	0	0	120.000
403	18	00	00	Impuestos indirectos	3.059.011	0	0	0	0	3.059.011
403	18	01	00	Impuesto al valor agregado	3.059.011	0	0	0	0	3.059.011
				Totales	**316.269.671**	**0**	**0**	**0**	**0**	**316.269.671**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128050 460103000 DEMOCRATIZACIÓN DEL PATRIMONIO DOCUMENTAL DIRIGIDA AL PUEBLO CREADOR

OBJETIVO DEL PROYECTO: PROMOVER, IMPULSAR Y FACILITAR EL ACCESO A LOS CONTENIDOS DE PATRIMONIO DOCUMENTAL HISTÓRICO Y ARCHIVÍSTICO DE LA NACIÓN, INCORPORANDO RECURSOS TECNOLÓGICOS A LOS PROCESOS DESARROLLADOS POR LA INSTITUCIÓN PARA CONTRIBUIR AL AFIANZAMIENTO DE NUESTRA IDENTIDAD COMO PUEBLO.

UNIDAD DE MEDIDA: DIGITALIZACIÓN **META:** 4.500

RESPONSABLE/EJECUTOR: ARCHIVO GENERAL DE LA NACIÓN **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**28.127.763**	**0**	**0**	**0**	**0**	**28.127.763**
401	01	00	00	Sueldos, salarios y otras retribuciones	10.447.100	0	0	0	0	10.447.100
401	01	18	00	Remuneraciones al personal contratado	9.111.198	0	0	0	0	9.111.198
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	7.394.298	0	0	0	0	7.394.298
401	01	18	02	Remuneraciones por honorarios profesionales	1.716.900	0	0	0	0	1.716.900
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.335.902	0	0	0	0	1.335.902
401	03	00	00	Primas	1.596.628	0	0	0	0	1.596.628
401	03	40	00	Primas de profesionalización al personal contratado	700.228	0	0	0	0	700.228
401	03	41	00	Primas por antigüedad al personal contratado	896.400	0	0	0	0	896.400
401	04	00	00	Complementos de sueldos y salarios	4.398.626	0	0	0	0	4.398.626
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.683.876	0	0	0	0	2.683.876
401	04	27	00	Bono compensatorio de transporte al personal contratado	1.292.000	0	0	0	0	1.292.000
401	04	98	00	Otros complementos al personal contratado	422.750	0	0	0	0	422.750
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.195.344	0	0	0	0	5.195.344
401	05	07	00	Aguinaldos al personal contratado	3.859.768	0	0	0	0	3.859.768
401	05	08	00	Bono vacacional al personal contratado	1.335.576	0	0	0	0	1.335.576
401	06	00	00	Aportes patronales y legales	1.344.566	0	0	0	0	1.344.566
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	936.188	0	0	0	0	936.188
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	200.336	0	0	0	0	200.336
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	208.042	0	0	0	0	208.042
401	07	00	00	Asistencia socio-económica	2.033.012	0	0	0	0	2.033.012
401	07	76	00	Ayudas por matrimonio al personal contratado	5.000	0	0	0	0	5.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	9.000	0	0	0	0	9.000
401	07	78	00	Ayudas por defunción al personal contratado	12.000	0	0	0	0	12.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	1.001.682	0	0	0	0	1.001.682
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	158.400	0	0	0	0	158.400
401	07	83	00	Dotación de uniformes al personal contratado	40.000	0	0	0	0	40.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	607.930	0	0	0	0	607.930
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	98.000	0	0	0	0	98.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128050 460103000 DEMOCRATIZACIÓN DEL PATRIMONIO DOCUMENTAL DIRIGIDA AL PUEBLO CREADOR

OBJETIVO DEL PROYECTO: PROMOVER, IMPULSAR Y FACILITAR EL ACCESO A LOS CONTENIDOS DE PATRIMONIO DOCUMENTAL HISTÓRICO Y ARCHIVÍSTICO DE LA NACIÓN, INCORPORANDO RECURSOS TECNOLÓGICOS A LOS PROCESOS DESARROLLADOS POR LA INSTITUCIÓN PARA CONTRIBUIR AL AFIANZAMIENTO DE NUESTRA IDENTIDAD COMO PUEBLO.

UNIDAD DE MEDIDA: DIGITALIZACIÓN **META:** 4.500

RESPONSABLE/EJECUTOR: ARCHIVO GENERAL DE LA NACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	99	00	Otras subvenciones al personal contratado	101.000	0	0	0	0	101.000
401	08	00	00	Prestaciones sociales e indemnizaciones	3.112.487	0	0	0	0	3.112.487
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.112.487	0	0	0	0	3.112.487
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.782.661**	**0**	**0**	**0**	**0**	**5.782.661**
402	01	00	00	Productos alimenticios y agropecuarios	194.036	0	0	0	0	194.036
402	01	01	00	Alimentos y bebidas para personas	194.036	0	0	0	0	194.036
402	03	00	00	Textiles y vestuarios	313.500	0	0	0	0	313.500
402	03	01	00	Textiles	313.500	0	0	0	0	313.500
402	05	00	00	Productos de papel, cartón e impresos	2.208.330	0	0	0	0	2.208.330
402	05	01	00	Pulpa de madera, papel y cartón	678.550	0	0	0	0	678.550
402	05	02	00	Envases y cajas de papel y cartón	435.000	0	0	0	0	435.000
402	05	03	00	Productos de papel y cartón para oficina	130.340	0	0	0	0	130.340
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	964.440	0	0	0	0	964.440
402	06	00	00	Productos químicos y derivados	82.500	0	0	0	0	82.500
402	06	01	00	Sustancias químicas y de uso industrial	36.000	0	0	0	0	36.000
402	06	05	00	Productos de tocador	46.500	0	0	0	0	46.500
402	08	00	00	Productos metálicos	20.000	0	0	0	0	20.000
402	08	07	00	Material de señalamiento	20.000	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	2.964.295	0	0	0	0	2.964.295
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	497.200	0	0	0	0	497.200
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	381.750	0	0	0	0	381.750
402	10	07	00	Productos de seguridad en el trabajo	927.500	0	0	0	0	927.500
402	10	08	00	Materiales para equipos de computación	887.800	0	0	0	0	887.800
402	10	99	00	Otros productos y útiles diversos	270.045	0	0	0	0	270.045
403	**00**	**00**	**00**	**Servicios no personales**	**10.591.447**	**0**	**0**	**0**	**0**	**10.591.447**
403	06	00	00	Servicios de transporte y almacenaje	32.000	0	0	0	0	32.000
403	06	01	00	Fletes y embalajes	32.000	0	0	0	0	32.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.884.000	0	0	0	0	3.884.000
403	07	02	00	Imprenta y reproducción	3.834.000	0	0	0	0	3.834.000
403	07	03	00	Relaciones sociales	50.000	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128050 460103000 DEMOCRATIZACIÓN DEL PATRIMONIO DOCUMENTAL DIRIGIDA AL PUEBLO CREADOR

OBJETIVO DEL PROYECTO: PROMOVER, IMPULSAR Y FACILITAR EL ACCESO A LOS CONTENIDOS DE PATRIMONIO DOCUMENTAL HISTÓRICO Y ARCHIVÍSTICO DE LA NACIÓN, INCORPORANDO RECURSOS TECNOLÓGICOS A LOS PROCESOS DESARROLLADOS POR LA INSTITUCIÓN PARA CONTRIBUIR AL AFIANZAMIENTO DE NUESTRA IDENTIDAD COMO PUEBLO.

UNIDAD DE MEDIDA: DIGITALIZACIÓN **META:** 4.500

RESPONSABLE/EJECUTOR: ARCHIVO GENERAL DE LA NACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	00	00	Viáticos y pasajes	1.262.436	0	0	0	0	1.262.436
403	09	01	00	Viáticos y pasajes dentro del país	1.045.398	0	0	0	0	1.045.398
403	09	02	00	Viáticos y pasajes fuera del país	217.038	0	0	0	0	217.038
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	926.000	0	0	0	0	926.000
403	10	07	00	Servicios de capacitación y adiestramiento	100.000	0	0	0	0	100.000
403	10	99	00	Otros servicios profesionales y técnicos	826.000	0	0	0	0	826.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.811.876	0	0	0	0	1.811.876
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.811.876	0	0	0	0	1.811.876
403	16	00	00	Servicios de diversión, esparcimiento y culturales	501.600	0	0	0	0	501.600
403	16	01	00	Servicios de diversión, esparcimiento y culturales	501.600	0	0	0	0	501.600
403	18	00	00	Impuestos indirectos	2.119.835	0	0	0	0	2.119.835
403	18	01	00	Impuesto al valor agregado	2.119.835	0	0	0	0	2.119.835
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	53.700	0	0	0	0	53.700
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	53.700	0	0	0	0	53.700
404	**00**	**00**	**00**	**Activos reales**	**2.184.000**	**0**	**0**	**0**	**0**	**2.184.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	103.190	0	0	0	0	103.190
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	24.000	0	0	0	0	24.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	79.190	0	0	0	0	79.190
404	04	00	00	Equipos de transporte, tracción y elevación	20.000	0	0	0	0	20.000
404	04	05	00	Vehículos de tracción no motorizados	20.000	0	0	0	0	20.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	250.000	0	0	0	0	250.000
404	05	01	00	Equipos de telecomunicaciones	250.000	0	0	0	0	250.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.171.418	0	0	0	0	1.171.418
404	07	01	00	Equipos científicos y de laboratorio	1.171.418	0	0	0	0	1.171.418
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	639.392	0	0	0	0	639.392
404	09	01	00	Mobiliario y equipos de oficina	340.000	0	0	0	0	340.000
404	09	02	00	Equipos de computación	99.392	0	0	0	0	99.392
404	09	03	00	Mobiliario y equipos de alojamiento	100.000	0	0	0	0	100.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	100.000
				Totales	**46.685.871**	**0**	**0**	**0**	**0**	**46.685.871**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS **46 - 25**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128050 460103000 DEMOCRATIZACIÓN DEL PATRIMONIO DOCUMENTAL DIRIGIDA AL PUEBLO CREADOR

OBJETIVO DEL PROYECTO: PROMOVER, IMPULSAR Y FACILITAR EL ACCESO A LOS CONTENIDOS DE PATRIMONIO DOCUMENTAL HISTÓRICO Y ARCHIVÍSTICO DE LA NACIÓN, INCORPORANDO RECURSOS TECNOLÓGICOS A LOS PROCESOS DESARROLLADOS POR LA INSTITUCIÓN PARA CONTRIBUIR AL AFIANZAMIENTO DE NUESTRA IDENTIDAD COMO PUEBLO.

UNIDAD DE MEDIDA: DIGITALIZACIÓN **META:** 4.500

RESPONSABLE/EJECUTOR: ARCHIVO GENERAL DE LA NACIÓN **PRESUPUESTO:** **2016**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128050 460103000 DEMOCRATIZACIÓN DEL PATRIMONIO DOCUMENTAL DIRIGIDA AL PUEBLO CREADOR

OBJETIVO DEL PROYECTO: PROMOVER, IMPULSAR Y FACILITAR EL ACCESO A LOS CONTENIDOS DE PATRIMONIO DOCUMENTAL HISTÓRICO Y ARCHIVÍSTICO DE LA NACIÓN, INCORPORANDO RECURSOS TECNOLÓGICOS A LOS PROCESOS DESARROLLADOS POR LA INSTITUCIÓN PARA CONTRIBUIR AL AFIANZAMIENTO DE NUESTRA IDENTIDAD COMO PUEBLO.

UNIDAD DE MEDIDA: DIGITALIZACIÓN **META:** 4.500

RESPONSABLE/EJECUTOR: ARCHIVO GENERAL DE LA NACIÓN **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 460103001 PRESERVACIÓN Y CONSERVACIÓN DEL PATRIMONIO DOCUMENTAL HISTÓRICO CON EL USO DE LAS TECNOLOGÍAS DE LA INFORMACIÓN Y DE LA COMUNICACIÓN

UNIDAD DE MEDIDA: DIGITALIZACIÓN **META:** 4.500

RESPONSABLE/EJECUTOR: 00057 ARCHIVO GENERAL DE LA NACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**28.127.763**	**0**	**0**	**0**	**0**	**28.127.763**
401	01	00	00	Sueldos, salarios y otras retribuciones	10.447.100	0	0	0	0	10.447.100
401	01	18	00	Remuneraciones al personal contratado	9.111.198	0	0	0	0	9.111.198
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	7.394.298	0	0	0	0	7.394.298
401	01	18	02	Remuneraciones por honorarios profesionales	1.716.900	0	0	0	0	1.716.900
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.335.902	0	0	0	0	1.335.902
401	03	00	00	Primas	1.596.628	0	0	0	0	1.596.628
401	03	40	00	Primas de profesionalización al personal contratado	700.228	0	0	0	0	700.228
401	03	41	00	Primas por antigüedad al personal contratado	896.400	0	0	0	0	896.400
401	04	00	00	Complementos de sueldos y salarios	4.398.626	0	0	0	0	4.398.626
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.683.876	0	0	0	0	2.683.876
401	04	27	00	Bono compensatorio de transporte al personal contratado	1.292.000	0	0	0	0	1.292.000
401	04	98	00	Otros complementos al personal contratado	422.750	0	0	0	0	422.750
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.195.344	0	0	0	0	5.195.344
401	05	07	00	Aguinaldos al personal contratado	3.859.768	0	0	0	0	3.859.768
401	05	08	00	Bono vacacional al personal contratado	1.335.576	0	0	0	0	1.335.576
401	06	00	00	Aportes patronales y legales	1.344.566	0	0	0	0	1.344.566
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	936.188	0	0	0	0	936.188
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	200.336	0	0	0	0	200.336
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	208.042	0	0	0	0	208.042
401	07	00	00	Asistencia socio-económica	2.033.012	0	0	0	0	2.033.012
401	07	76	00	Ayudas por matrimonio al personal contratado	5.000	0	0	0	0	5.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	9.000	0	0	0	0	9.000
401	07	78	00	Ayudas por defunción al personal contratado	12.000	0	0	0	0	12.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	1.001.682	0	0	0	0	1.001.682

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128050 460103000 DEMOCRATIZACIÓN DEL PATRIMONIO DOCUMENTAL DIRIGIDA AL PUEBLO CREADOR

OBJETIVO DEL PROYECTO: PROMOVER, IMPULSAR Y FACILITAR EL ACCESO A LOS CONTENIDOS DE PATRIMONIO DOCUMENTAL HISTÓRICO Y ARCHIVÍSTICO DE LA NACIÓN, INCORPORANDO RECURSOS TECNOLÓGICOS A LOS PROCESOS DESARROLLADOS POR LA INSTITUCIÓN PARA CONTRIBUIR AL AFIANZAMIENTO DE NUESTRA IDENTIDAD COMO PUEBLO.

UNIDAD DE MEDIDA: DIGITALIZACIÓN **META:** 4.500

RESPONSABLE/EJECUTOR: ARCHIVO GENERAL DE LA NACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460103001 PRESERVACIÓN Y CONSERVACIÓN DEL PATRIMONIO DOCUMENTAL HISTÓRICO CON EL USO DE LAS TECNOLOGÍAS DE LA INFORMACIÓN Y DE LA COMUNICACIÓN

UNIDAD DE MEDIDA: DIGITALIZACIÓN **META:** 4.500

RESPONSABLE/EJECUTOR: 00057 ARCHIVO GENERAL DE LA NACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	158.400	0	0	0	0	158.400
401	07	83	00	Dotación de uniformes al personal contratado	40.000	0	0	0	0	40.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	607.930	0	0	0	0	607.930
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	98.000	0	0	0	0	98.000
401	07	99	00	Otras subvenciones al personal contratado	101.000	0	0	0	0	101.000
401	08	00	00	Prestaciones sociales e indemnizaciones	3.112.487	0	0	0	0	3.112.487
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.112.487	0	0	0	0	3.112.487
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.231.305**	**0**	**0**	**0**	**0**	**3.231.305**
402	03	00	00	Textiles y vestuarios	313.500	0	0	0	0	313.500
402	03	01	00	Textiles	313.500	0	0	0	0	313.500
402	05	00	00	Productos de papel, cartón e impresos	1.415.460	0	0	0	0	1.415.460
402	05	01	00	Pulpa de madera, papel y cartón	421.800	0	0	0	0	421.800
402	05	02	00	Envases y cajas de papel y cartón	435.000	0	0	0	0	435.000
402	05	03	00	Productos de papel y cartón para oficina	54.000	0	0	0	0	54.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	504.660	0	0	0	0	504.660
402	06	00	00	Productos químicos y derivados	82.500	0	0	0	0	82.500
402	06	01	00	Sustancias químicas y de uso industrial	36.000	0	0	0	0	36.000
402	06	05	00	Productos de tocador	46.500	0	0	0	0	46.500
402	10	00	00	Productos varios y útiles diversos	1.419.845	0	0	0	0	1.419.845
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	307.200	0	0	0	0	307.200
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	238.600	0	0	0	0	238.600
402	10	07	00	Productos de seguridad en el trabajo	660.000	0	0	0	0	660.000
402	10	08	00	Materiales para equipos de computación	118.800	0	0	0	0	118.800
402	10	99	00	Otros productos y útiles diversos	95.245	0	0	0	0	95.245
403	**00**	**00**	**00**	**Servicios no personales**	**3.815.062**	**0**	**0**	**0**	**0**	**3.815.062**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128050 460103000 DEMOCRATIZACIÓN DEL PATRIMONIO DOCUMENTAL DIRIGIDA AL PUEBLO CREADOR

OBJETIVO DEL PROYECTO: PROMOVER, IMPULSAR Y FACILITAR EL ACCESO A LOS CONTENIDOS DE PATRIMONIO DOCUMENTAL HISTÓRICO Y ARCHIVÍSTICO DE LA NACIÓN, INCORPORANDO RECURSOS TECNOLÓGICOS A LOS PROCESOS DESARROLLADOS POR LA INSTITUCIÓN PARA CONTRIBUIR AL AFIANZAMIENTO DE NUESTRA IDENTIDAD COMO PUEBLO.

UNIDAD DE MEDIDA: DIGITALIZACIÓN **META:** 4.500

RESPONSABLE/EJECUTOR: ARCHIVO GENERAL DE LA NACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460103001 PRESERVACIÓN Y CONSERVACIÓN DEL PATRIMONIO DOCUMENTAL HISTÓRICO CON EL USO DE LAS TECNOLOGÍAS DE LA INFORMACIÓN Y DE LA COMUNICACIÓN

UNIDAD DE MEDIDA: DIGITALIZACIÓN **META:** 4.500

RESPONSABLE/EJECUTOR: 00057 ARCHIVO GENERAL DE LA NACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	32.000	0	0	0	0	32.000
403	06	01	00	Fletes y embalajes	32.000	0	0	0	0	32.000
403	09	00	00	Viáticos y pasajes	476.038	0	0	0	0	476.038
403	09	01	00	Viáticos y pasajes dentro del país	259.000	0	0	0	0	259.000
403	09	02	00	Viáticos y pasajes fuera del país	217.038	0	0	0	0	217.038
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	260.000	0	0	0	0	260.000
403	10	07	00	Servicios de capacitación y adiestramiento	100.000	0	0	0	0	100.000
403	10	99	00	Otros servicios profesionales y técnicos	160.000	0	0	0	0	160.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.425.000	0	0	0	0	1.425.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.425.000	0	0	0	0	1.425.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	501.600	0	0	0	0	501.600
403	16	01	00	Servicios de diversión, esparcimiento y culturales	501.600	0	0	0	0	501.600
403	18	00	00	Impuestos indirectos	1.066.724	0	0	0	0	1.066.724
403	18	01	00	Impuesto al valor agregado	1.066.724	0	0	0	0	1.066.724
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	53.700	0	0	0	0	53.700
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	53.700	0	0	0	0	53.700
404	**00**	**00**	**00**	**Activos reales**	**1.350.000**	**0**	**0**	**0**	**0**	**1.350.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	79.190	0	0	0	0	79.190
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	79.190	0	0	0	0	79.190
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.171.418	0	0	0	0	1.171.418
404	07	01	00	Equipos científicos y de laboratorio	1.171.418	0	0	0	0	1.171.418
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	99.392	0	0	0	0	99.392
404	09	02	00	Equipos de computación	99.392	0	0	0	0	99.392
				Totales	**36.524.130**	**0**	**0**	**0**	**0**	**36.524.130**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128050 460103000 DEMOCRATIZACIÓN DEL PATRIMONIO DOCUMENTAL DIRIGIDA AL PUEBLO CREADOR

OBJETIVO DEL PROYECTO: PROMOVER, IMPULSAR Y FACILITAR EL ACCESO A LOS CONTENIDOS DE PATRIMONIO DOCUMENTAL HISTÓRICO Y ARCHIVÍSTICO DE LA NACIÓN, INCORPORANDO RECURSOS TECNOLÓGICOS A LOS PROCESOS DESARROLLADOS POR LA INSTITUCIÓN PARA CONTRIBUIR AL AFIANZAMIENTO DE NUESTRA IDENTIDAD COMO PUEBLO.

UNIDAD DE MEDIDA: DIGITALIZACIÓN **META:** 4.500

RESPONSABLE/EJECUTOR: ARCHIVO GENERAL DE LA NACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460103002 DIFUSIÓN DEL PATRIMONIO DOCUMENTAL DE CARÁCTER HISTÓRICO Y ARCHIVÍSTICO

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 3

RESPONSABLE/EJECUTOR: 00057 ARCHIVO GENERAL DE LA NACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**967.156**	**0**	**0**	**0**	**0**	**967.156**
402	01	00	00	Productos alimenticios y agropecuarios	119.036	0	0	0	0	119.036
402	01	01	00	Alimentos y bebidas para personas	119.036	0	0	0	0	119.036
402	05	00	00	Productos de papel, cartón e impresos	295.870	0	0	0	0	295.870
402	05	01	00	Pulpa de madera, papel y cartón	7.200	0	0	0	0	7.200
402	05	03	00	Productos de papel y cartón para oficina	30.580	0	0	0	0	30.580
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	258.090	0	0	0	0	258.090
402	08	00	00	Productos metálicos	20.000	0	0	0	0	20.000
402	08	07	00	Material de señalamiento	20.000	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	532.250	0	0	0	0	532.250
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	100.000	0	0	0	0	100.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	91.350	0	0	0	0	91.350
402	10	07	00	Productos de seguridad en el trabajo	22.500	0	0	0	0	22.500
402	10	08	00	Materiales para equipos de computación	300.200	0	0	0	0	300.200
402	10	99	00	Otros productos y útiles diversos	18.200	0	0	0	0	18.200
403	00	00	00	**Servicios no personales**	**4.667.906**	**0**	**0**	**0**	**0**	**4.667.906**
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.600.000	0	0	0	0	3.600.000
403	07	02	00	Imprenta y reproducción	3.600.000	0	0	0	0	3.600.000
403	09	00	00	Viáticos y pasajes	207.525	0	0	0	0	207.525
403	09	01	00	Viáticos y pasajes dentro del país	207.525	0	0	0	0	207.525
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	266.000	0	0	0	0	266.000
403	10	99	00	Otros servicios profesionales y técnicos	266.000	0	0	0	0	266.000
403	18	00	00	Impuestos indirectos	594.381	0	0	0	0	594.381
403	18	01	00	Impuesto al valor agregado	594.381	0	0	0	0	594.381
				Totales	**5.635.062**	**0**	**0**	**0**	**0**	**5.635.062**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128050 460103000 DEMOCRATIZACIÓN DEL PATRIMONIO DOCUMENTAL DIRIGIDA AL PUEBLO CREADOR

OBJETIVO DEL PROYECTO: PROMOVER, IMPULSAR Y FACILITAR EL ACCESO A LOS CONTENIDOS DE PATRIMONIO DOCUMENTAL HISTÓRICO Y ARCHIVÍSTICO DE LA NACIÓN, INCORPORANDO RECURSOS TECNOLÓGICOS A LOS PROCESOS DESARROLLADOS POR LA INSTITUCIÓN PARA CONTRIBUIR AL AFIANZAMIENTO DE NUESTRA IDENTIDAD COMO PUEBLO.

UNIDAD DE MEDIDA: DIGITALIZACIÓN **META:** 4.500

RESPONSABLE/EJECUTOR: ARCHIVO GENERAL DE LA NACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460103003 OPTIMIZACIÓN DEL SERVICIO DE ACCESO A LOS FONDOS DOCUMENTALES Y BIBLIOGRÁFICOS DEL ARCHIVO GENERAL DE LA NACIÓN

UNIDAD DE MEDIDA: USUARIO **META:** 1.200

RESPONSABLE/EJECUTOR: 00057 ARCHIVO GENERAL DE LA NACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.083.600**	**0**	**0**	**0**	**0**	**1.083.600**
402	05	00	00	Productos de papel, cartón e impresos	275.000	0	0	0	0	275.000
402	05	01	00	Pulpa de madera, papel y cartón	231.710	0	0	0	0	231.710
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	43.290	0	0	0	0	43.290
402	10	00	00	Productos varios y útiles diversos	788.600	0	0	0	0	788.600
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	90.000	0	0	0	0	90.000
402	10	07	00	Productos de seguridad en el trabajo	245.000	0	0	0	0	245.000
402	10	08	00	Materiales para equipos de computación	297.000	0	0	0	0	297.000
402	10	99	00	Otros productos y útiles diversos	156.600	0	0	0	0	156.600
403	**00**	**00**	**00**	**Servicios no personales**	**476.214**	**0**	**0**	**0**	**0**	**476.214**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	221.876	0	0	0	0	221.876
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	221.876	0	0	0	0	221.876
403	18	00	00	Impuestos indirectos	254.338	0	0	0	0	254.338
403	18	01	00	Impuesto al valor agregado	254.338	0	0	0	0	254.338
404	**00**	**00**	**00**	**Activos reales**	**834.000**	**0**	**0**	**0**	**0**	**834.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	24.000	0	0	0	0	24.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	24.000	0	0	0	0	24.000
404	04	00	00	Equipos de transporte, tracción y elevación	20.000	0	0	0	0	20.000
404	04	05	00	Vehículos de tracción no motorizados	20.000	0	0	0	0	20.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	250.000	0	0	0	0	250.000
404	05	01	00	Equipos de telecomunicaciones	250.000	0	0	0	0	250.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	540.000	0	0	0	0	540.000
404	09	01	00	Mobiliario y equipos de oficina	340.000	0	0	0	0	340.000
404	09	03	00	Mobiliario y equipos de alojamiento	100.000	0	0	0	0	100.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 128050 460103000 DEMOCRATIZACIÓN DEL PATRIMONIO DOCUMENTAL DIRIGIDA AL PUEBLO CREADOR

OBJETIVO DEL PROYECTO: PROMOVER, IMPULSAR Y FACILITAR EL ACCESO A LOS CONTENIDOS DE PATRIMONIO DOCUMENTAL HISTÓRICO Y ARCHIVÍSTICO DE LA NACIÓN, INCORPORANDO RECURSOS TECNOLÓGICOS A LOS PROCESOS DESARROLLADOS POR LA INSTITUCIÓN PARA CONTRIBUIR AL AFIANZAMIENTO DE NUESTRA IDENTIDAD COMO PUEBLO.

UNIDAD DE MEDIDA: DIGITALIZACIÓN **META:** 4.500

RESPONSABLE/EJECUTOR: ARCHIVO GENERAL DE LA NACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460103003 OPTIMIZACIÓN DEL SERVICIO DE ACCESO A LOS FONDOS DOCUMENTALES Y BIBLIOGRÁFICOS DEL ARCHIVO GENERAL DE LA NACIÓN

UNIDAD DE MEDIDA: USUARIO **META:** 1.200

RESPONSABLE/EJECUTOR: 00057 ARCHIVO GENERAL DE LA NACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	2.373.814	0	0	0	0	2.373.814

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128050 460103000 DEMOCRATIZACIÓN DEL PATRIMONIO DOCUMENTAL DIRIGIDA AL PUEBLO CREADOR

OBJETIVO DEL PROYECTO: PROMOVER, IMPULSAR Y FACILITAR EL ACCESO A LOS CONTENIDOS DE PATRIMONIO DOCUMENTAL HISTÓRICO Y ARCHIVÍSTICO DE LA NACIÓN, INCORPORANDO RECURSOS TECNOLÓGICOS A LOS PROCESOS DESARROLLADOS POR LA INSTITUCIÓN PARA CONTRIBUIR AL AFIANZAMIENTO DE NUESTRA IDENTIDAD COMO PUEBLO.

UNIDAD DE MEDIDA: DIGITALIZACIÓN **META:** 4.500

RESPONSABLE/EJECUTOR: ARCHIVO GENERAL DE LA NACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460103004 ELABORACIÓN DEL PLAN NACIONAL DE DESARROLLO ARCHIVÍSTICO

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: 00057 ARCHIVO GENERAL DE LA NACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**520.600**	**0**	**0**	**0**	**0**	**520.600**
402	01	00	00	Productos alimenticios y agropecuarios	75.000	0	0	0	0	75.000
402	01	01	00	Alimentos y bebidas para personas	75.000	0	0	0	0	75.000
402	05	00	00	Productos de papel, cartón e impresos	222.000	0	0	0	0	222.000
402	05	01	00	Pulpa de madera, papel y cartón	17.840	0	0	0	0	17.840
402	05	03	00	Productos de papel y cartón para oficina	45.760	0	0	0	0	45.760
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	158.400	0	0	0	0	158.400
402	10	00	00	Productos varios y útiles diversos	223.600	0	0	0	0	223.600
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	51.800	0	0	0	0	51.800
402	10	08	00	Materiales para equipos de computación	171.800	0	0	0	0	171.800
403	**00**	**00**	**00**	**Servicios no personales**	**1.632.265**	**0**	**0**	**0**	**0**	**1.632.265**
403	07	00	00	Servicios de información, impresión y relaciones públicas	284.000	0	0	0	0	284.000
403	07	02	00	Imprenta y reproducción	234.000	0	0	0	0	234.000
403	07	03	00	Relaciones sociales	50.000	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	578.873	0	0	0	0	578.873
403	09	01	00	Viáticos y pasajes dentro del país	578.873	0	0	0	0	578.873
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	400.000	0	0	0	0	400.000
403	10	99	00	Otros servicios profesionales y técnicos	400.000	0	0	0	0	400.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	165.000	0	0	0	0	165.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	165.000	0	0	0	0	165.000
403	18	00	00	Impuestos indirectos	204.392	0	0	0	0	204.392
403	18	01	00	Impuesto al valor agregado	204.392	0	0	0	0	204.392
				Totales	**2.152.865**	**0**	**0**	**0**	**0**	**2.152.865**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128076 460104000 FORMACIÓN CULTURAL POR Y PARA EL PUEBLO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE EDUCACIÓN PARA LAS ARTES, CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (TEATRO, CIRCO, ARTES CULINARIAS, ARTES PLÁSTICAS, PINTURA, ORFEBRERÍA, MÚSICA, FOTOGRAFÍA, DANZA, DISEÑO DE VESTUARIOS, ENTRE OTRAS). ASÍ COMO FORTALECIMIENTO DE LA INFRAESTRUCTURA EDUCATIVA EN ARTES Y RECONOCIMIENTO A MAESTROS Y MAESTRAS POR SUS SABERES ANCESTRALES EN MATERIA DE FORMACIÓN PARA LAS ARTES Y EXPRESIONES CULTURALES.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 4.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**73.441.832**	**0**	**0**	**0**	**0**	**73.441.832**
401	01	00	00	Sueldos, salarios y otras retribuciones	20.708.731	0	0	0	0	20.708.731
401	01	18	00	Remuneraciones al personal contratado	20.169.031	0	0	0	0	20.169.031
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	18.549.031	0	0	0	0	18.549.031
401	01	18	02	Remuneraciones por honorarios profesionales	1.620.000	0	0	0	0	1.620.000
401	01	99	00	Otras retribuciones	539.700	0	0	0	0	539.700
401	03	00	00	Primas	10.475.592	0	0	0	0	10.475.592
401	03	37	00	Primas de transporte al personal contratado	4.096.400	0	0	0	0	4.096.400
401	03	39	00	Primas por hijos al personal contratado	669.900	0	0	0	0	669.900
401	03	40	00	Primas de profesionalización al personal contratado	1.773.192	0	0	0	0	1.773.192
401	03	41	00	Primas por antigüedad al personal contratado	3.936.100	0	0	0	0	3.936.100
401	04	00	00	Complementos de sueldos y salarios	11.188.139	0	0	0	0	11.188.139
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.418.764	0	0	0	0	1.418.764
401	04	26	00	Bono compensatorio de alimentación al personal contratado	9.095.625	0	0	0	0	9.095.625
401	04	98	00	Otros complementos al personal contratado	673.750	0	0	0	0	673.750
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	11.790.349	0	0	0	0	11.790.349
401	05	07	00	Aguinaldos al personal contratado	9.069.499	0	0	0	0	9.069.499
401	05	08	00	Bono vacacional al personal contratado	2.720.850	0	0	0	0	2.720.850
401	06	00	00	Aportes patronales y legales	3.472.223	0	0	0	0	3.472.223
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.373.419	0	0	0	0	2.373.419
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	527.426	0	0	0	0	527.426
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	571.378	0	0	0	0	571.378
401	07	00	00	Asistencia socio-económica	5.420.944	0	0	0	0	5.420.944
401	07	76	00	Ayudas por matrimonio al personal contratado	82.500	0	0	0	0	82.500
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	78.000	0	0	0	0	78.000
401	07	78	00	Ayudas por defunción al personal contratado	96.000	0	0	0	0	96.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	4.285.338	0	0	0	0	4.285.338
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	139.883	0	0	0	0	139.883

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128076 460104000 FORMACIÓN CULTURAL POR Y PARA EL PUEBLO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE EDUCACIÓN PARA LAS ARTES, CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (TEATRO, CIRCO, ARTES CULINARIAS, ARTES PLÁSTICAS, PINTURA, ORFEBRERÍA, MÚSICA, FOTOGRAFÍA, DANZA, DISEÑO DE VESTUARIOS, ENTRE OTRAS). ASÍ COMO FORTALECIMIENTO DE LA INFRAESTRUCTURA EDUCATIVA EN ARTES Y RECONOCIMIENTO A MAESTROS Y MAESTRAS POR SUS SABERES ANCESTRALES EN MATERIA DE FORMACIÓN PARA LAS ARTES Y EXPRESIONES CULTURALES.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 4.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	498.736	0	0	0	0	498.736
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	111.271	0	0	0	0	111.271
401	07	99	00	Otras subvenciones al personal contratado	129.216	0	0	0	0	129.216
401	08	00	00	Prestaciones sociales e indemnizaciones	10.385.854	0	0	0	0	10.385.854
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	10.385.854	0	0	0	0	10.385.854
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.670.000**	**0**	**0**	**0**	**0**	**4.670.000**
402	01	00	00	Productos alimenticios y agropecuarios	1.180.000	0	0	0	0	1.180.000
402	01	01	00	Alimentos y bebidas para personas	1.180.000	0	0	0	0	1.180.000
402	02	00	00	Productos de minas, canteras y yacimientos	110.000	0	0	0	0	110.000
402	02	05	00	Piedra, arcilla, arena y tierra	110.000	0	0	0	0	110.000
402	03	00	00	Textiles y vestuarios	30.000	0	0	0	0	30.000
402	03	01	00	Textiles	10.000	0	0	0	0	10.000
402	03	02	00	Prendas de vestir	20.000	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	430.000	0	0	0	0	430.000
402	05	03	00	Productos de papel y cartón para oficina	380.000	0	0	0	0	380.000
402	05	99	00	Otros productos de pulpa, papel y cartón	50.000	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	330.000	0	0	0	0	330.000
402	06	03	00	Tintas, pinturas y colorantes	330.000	0	0	0	0	330.000
402	08	00	00	Productos metálicos	150.000	0	0	0	0	150.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	150.000	0	0	0	0	150.000
402	10	00	00	Productos varios y útiles diversos	1.770.000	0	0	0	0	1.770.000
402	10	02	00	Materiales y útiles de limpieza y aseo	250.000	0	0	0	0	250.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	730.000	0	0	0	0	730.000
402	10	06	00	Condecoraciones, ofrendas y similares	50.000	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	20.000	0	0	0	0	20.000
402	10	11	00	Materiales eléctricos	720.000	0	0	0	0	720.000
402	99	00	00	Otros materiales y suministros	670.000	0	0	0	0	670.000
402	99	01	00	Otros materiales y suministros	670.000	0	0	0	0	670.000
403	**00**	**00**	**00**	**Servicios no personales**	**24.129.212**	**0**	**0**	**0**	**0**	**24.129.212**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128076 460104000 FORMACIÓN CULTURAL POR Y PARA EL PUEBLO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE EDUCACIÓN PARA LAS ARTES, CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (TEATRO, CIRCO, ARTES CULINARIAS, ARTES PLÁSTICAS, PINTURA, ORFEBRERÍA, MÚSICA, FOTOGRAFÍA, DANZA, DISEÑO DE VESTUARIOS, ENTRE OTRAS). ASÍ COMO FORTALECIMIENTO DE LA INFRAESTRUCTURA EDUCATIVA EN ARTES Y RECONOCIMIENTO A MAESTROS Y MAESTRAS POR SUS SABERES ANCESTRALES EN MATERIA DE FORMACIÓN PARA LAS ARTES Y EXPRESIONES CULTURALES.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 4.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	01	00	00	Alquileres de inmuebles	5.955.200	0	0	0	0	5.955.200
403	01	01	00	Alquileres de edificios y locales	5.955.200	0	0	0	0	5.955.200
403	04	00	00	Servicios básicos	80.000	0	0	0	0	80.000
403	04	01	00	Electricidad	50.000	0	0	0	0	50.000
403	04	04	00	Teléfonos	30.000	0	0	0	0	30.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	30.000	0	0	0	0	30.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	450.000	0	0	0	0	450.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	50.000
403	07	03	00	Relaciones sociales	400.000	0	0	0	0	400.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.761.899	0	0	0	0	5.761.899
403	08	01	00	Primas y gastos de seguros	5.550.471	0	0	0	0	5.550.471
403	08	03	00	Comisiones y gastos de adquisición de seguros	211.428	0	0	0	0	211.428
403	09	00	00	Viáticos y pasajes	790.000	0	0	0	0	790.000
403	09	01	00	Viáticos y pasajes dentro del país	790.000	0	0	0	0	790.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.150.000	0	0	0	0	2.150.000
403	10	99	00	Otros servicios profesionales y técnicos	2.150.000	0	0	0	0	2.150.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	800.000	0	0	0	0	800.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	800.000	0	0	0	0	800.000
403	12	00	00	Conservación y reparaciones menores de obras	2.000.000	0	0	0	0	2.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.000.000	0	0	0	0	2.000.000
403	18	00	00	Impuestos indirectos	5.731.873	0	0	0	0	5.731.873
403	18	01	00	Impuesto al valor agregado	5.731.873	0	0	0	0	5.731.873
403	99	00	00	Otros servicios no personales	410.240	0	0	0	0	410.240
403	99	01	00	Otros servicios no personales	410.240	0	0	0	0	410.240
404	**00**	**00**	**00**	**Activos reales**	**16.960.000**	**0**	**0**	**0**	**0**	**16.960.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.500.000	0	0	0	0	1.500.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.500.000	0	0	0	0	1.500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	5.600.000	0	0	0	0	5.600.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	600.000	0	0	0	0	600.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128076 460104000 FORMACIÓN CULTURAL POR Y PARA EL PUEBLO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE EDUCACIÓN PARA LAS ARTES, CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (TEATRO, CIRCO, ARTES CULINARIAS, ARTES PLÁSTICAS, PINTURA, ORFEBRERÍA, MÚSICA, FOTOGRAFÍA, DANZA, DISEÑO DE VESTUARIOS, ENTRE OTRAS). ASÍ COMO FORTALECIMIENTO DE LA INFRAESTRUCTURA EDUCATIVA EN ARTES Y RECONOCIMIENTO A MAESTROS Y MAESTRAS POR SUS SABERES ANCESTRALES EN MATERIA DE FORMACIÓN PARA LAS ARTES Y EXPRESIONES CULTURALES.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 4.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	06	00	Instrumentos musicales y equipos de audio	5.000.000	0	0	0	0	5.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	9.860.000	0	0	0	0	9.860.000
404	09	01	00	Mobiliario y equipos de oficina	5.500.000	0	0	0	0	5.500.000
404	09	02	00	Equipos de computación	3.000.000	0	0	0	0	3.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.000.000	0	0	0	0	1.000.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	360.000	0	0	0	0	360.000
				Totales	**119.201.044**	**0**	**0**	**0**	**0**	**119.201.044**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 128076 460104000 FORMACIÓN CULTURAL POR Y PARA EL PUEBLO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE EDUCACIÓN PARA LAS ARTES, CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (TEATRO, CIRCO, ARTES CULINARIAS, ARTES PLÁSTICAS, PINTURA, ORFEBRERÍA, MÚSICA, FOTOGRAFÍA, DANZA, DISEÑO DE VESTUARIOS, ENTRE OTRAS). ASÍ COMO FORTALECIMIENTO DE LA INFRAESTRUCTURA EDUCATIVA EN ARTES Y RECONOCIMIENTO A MAESTROS Y MAESTRAS POR SUS SABERES ANCESTRALES EN MATERIA DE FORMACIÓN PARA LAS ARTES Y EXPRESIONES CULTURALES.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 4.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128076 460104000 FORMACIÓN CULTURAL POR Y PARA EL PUEBLO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE EDUCACIÓN PARA LAS ARTES, CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (TEATRO, CIRCO, ARTES CULINARIAS, ARTES PLÁSTICAS, PINTURA, ORFEBRERÍA, MÚSICA, FOTOGRAFÍA, DANZA, DISEÑO DE VESTUARIOS, ENTRE OTRAS). ASÍ COMO FORTALECIMIENTO DE LA INFRAESTRUCTURA EDUCATIVA EN ARTES Y RECONOCIMIENTO A MAESTROS Y MAESTRAS POR SUS SABERES ANCESTRALES EN MATERIA DE FORMACIÓN PARA LAS ARTES Y EXPRESIONES CULTURALES.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 4.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 460104001 APOYO AL SISTEMA DE EDUCACIÓN PARA LAS ARTES, MEDIANTE LA SUPERVISIÓN, CONTROL, SEGUIMIENTO, REVISIÓN, HOMOLOGACIÓN DE LAS MALLAS CURRICULARES, PROGRAMAS ANALÍTICOS DE LA MODALIDAD, Y EL SEGURO ESTUDIANTIL

UNIDAD DE MEDIDA: PENSUM **META:** 17

RESPONSABLE/EJECUTOR: 00060 DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**880.000**	**0**	**0**	**0**	**0**	**880.000**
402	01	00	00	Productos alimenticios y agropecuarios	380.000	0	0	0	0	380.000
402	01	01	00	Alimentos y bebidas para personas	380.000	0	0	0	0	380.000
402	10	00	00	Productos varios y útiles diversos	300.000	0	0	0	0	300.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	300.000	0	0	0	0	300.000
402	99	00	00	Otros materiales y suministros	200.000	0	0	0	0	200.000
402	99	01	00	Otros materiales y suministros	200.000	0	0	0	0	200.000
403	**00**	**00**	**00**	**Servicios no personales**	**6.667.612**	**0**	**0**	**0**	**0**	**6.667.612**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.761.899	0	0	0	0	5.761.899
403	08	01	00	Primas y gastos de seguros	5.550.471	0	0	0	0	5.550.471
403	08	03	00	Comisiones y gastos de adquisición de seguros	211.428	0	0	0	0	211.428
403	18	00	00	Impuestos indirectos	905.713	0	0	0	0	905.713
403	18	01	00	Impuesto al valor agregado	905.713	0	0	0	0	905.713
				Totales	**7.547.612**	**0**	**0**	**0**	**0**	**7.547.612**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128076 460104000 FORMACIÓN CULTURAL POR Y PARA EL PUEBLO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE EDUCACIÓN PARA LAS ARTES, CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (TEATRO, CIRCO, ARTES CULINARIAS, ARTES PLÁSTICAS, PINTURA, ORFEBRERÍA, MÚSICA, FOTOGRAFÍA, DANZA, DISEÑO DE VESTUARIOS, ENTRE OTRAS). ASÍ COMO FORTALECIMIENTO DE LA INFRAESTRUCTURA EDUCATIVA EN ARTES Y RECONOCIMIENTO A MAESTROS Y MAESTRAS POR SUS SABERES ANCESTRALES EN MATERIA DE FORMACIÓN PARA LAS ARTES Y EXPRESIONES CULTURALES.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 4.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460104002 FORMACIÓN EN EDUCACIÓN INICIAL, PRIMARIA, BACHILLERES EN ARTES, MENCIÓN MÚSICA/O TEATRO Y TÉCNICOS MEDIOS EN ARTES, TÉCNICOS MEDIOS MENCIÓN MUSICA/ O TEATRO MENCIONES ACTUACIÓN, GESTIÓN CULTURAL Y DISEÑO, ASÍ COMO EJECUTANTES INSTRUMENTALES Y/O CANTANTES LÍRICOS, BAILARINES CLÁSICOS, CONTEMPORÁNEOS

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 900

RESPONSABLE/EJECUTOR: 00060 DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**71.821.832**	0	0	0	0	**71.821.832**
401	01	00	00	Sueldos, salarios y otras retribuciones	19.088.731	0	0	0	0	19.088.731
401	01	18	00	Remuneraciones al personal contratado	18.549.031	0	0	0	0	18.549.031
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	18.549.031	0	0	0	0	18.549.031
401	01	99	00	Otras retribuciones	539.700	0	0	0	0	539.700
401	03	00	00	Primas	10.475.592	0	0	0	0	10.475.592
401	03	37	00	Primas de transporte al personal contratado	4.096.400	0	0	0	0	4.096.400
401	03	39	00	Primas por hijos al personal contratado	669.900	0	0	0	0	669.900
401	03	40	00	Primas de profesionalización al personal contratado	1.773.192	0	0	0	0	1.773.192
401	03	41	00	Primas por antigüedad al personal contratado	3.936.100	0	0	0	0	3.936.100
401	04	00	00	Complementos de sueldos y salarios	11.188.139	0	0	0	0	11.188.139
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.418.764	0	0	0	0	1.418.764
401	04	26	00	Bono compensatorio de alimentación al personal contratado	9.095.625	0	0	0	0	9.095.625
401	04	98	00	Otros complementos al personal contratado	673.750	0	0	0	0	673.750
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	11.790.349	0	0	0	0	11.790.349
401	05	07	00	Aguinaldos al personal contratado	9.069.499	0	0	0	0	9.069.499
401	05	08	00	Bono vacacional al personal contratado	2.720.850	0	0	0	0	2.720.850
401	06	00	00	Aportes patronales y legales	3.472.223	0	0	0	0	3.472.223
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.373.419	0	0	0	0	2.373.419
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	527.426	0	0	0	0	527.426
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	571.378	0	0	0	0	571.378
401	07	00	00	Asistencia socio-económica	5.420.944	0	0	0	0	5.420.944
401	07	76	00	Ayudas por matrimonio al personal contratado	82.500	0	0	0	0	82.500

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128076 460104000 FORMACIÓN CULTURAL POR Y PARA EL PUEBLO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE EDUCACIÓN PARA LAS ARTES, CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (TEATRO, CIRCO, ARTES CULINARIAS, ARTES PLÁSTICAS, PINTURA, ORFEBRERÍA, MÚSICA, FOTOGRAFÍA, DANZA, DISEÑO DE VESTUARIOS, ENTRE OTRAS). ASÍ COMO FORTALECIMIENTO DE LA INFRAESTRUCTURA EDUCATIVA EN ARTES Y RECONOCIMIENTO A MAESTROS Y MAESTRAS POR SUS SABERES ANCESTRALES EN MATERIA DE FORMACIÓN PARA LAS ARTES Y EXPRESIONES CULTURALES.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 4.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460104002 FORMACIÓN EN EDUCACIÓN INICIAL, PRIMARIA, BACHILLERES EN ARTES, MENCIÓN MÚSICA/O TEATRO Y TÉCNICOS MEDIOS EN ARTES, TÉCNICOS MEDIOS MENCIÓN MUSICA/ O TEATRO MENCIONES ACTUACIÓN, GESTIÓN CULTURAL Y DISEÑO, ASÍ COMO EJECUTANTES INSTRUMENTALES Y/O CANTANTES LÍRICOS, BAILARINES CLÁSICOS, CONTEMPORÁNEOS

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 900

RESPONSABLE/EJECUTOR: 00060 DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	78.000	0	0	0	0	78.000
401	07	78	00	Ayudas por defunción al personal contratado	96.000	0	0	0	0	96.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	4.285.338	0	0	0	0	4.285.338
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	139.883	0	0	0	0	139.883
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	498.736	0	0	0	0	498.736
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	111.271	0	0	0	0	111.271
401	07	99	00	Otras subvenciones al personal contratado	129.216	0	0	0	0	129.216
401	08	00	00	Prestaciones sociales e indemnizaciones	10.385.854	0	0	0	0	10.385.854
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	10.385.854	0	0	0	0	10.385.854
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.700.000**	**0**	**0**	**0**	**0**	**1.700.000**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	200.000	0	0	0	0	200.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	200.000
402	10	00	00	Productos varios y útiles diversos	1.000.000	0	0	0	0	1.000.000
402	10	02	00	Materiales y útiles de limpieza y aseo	200.000	0	0	0	0	200.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	200.000	0	0	0	0	200.000
402	10	11	00	Materiales eléctricos	600.000	0	0	0	0	600.000
402	99	00	00	Otros materiales y suministros	300.000	0	0	0	0	300.000
402	99	01	00	Otros materiales y suministros	300.000	0	0	0	0	300.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.461.600**	**0**	**0**	**0**	**0**	**4.461.600**
403	01	00	00	Alquileres de inmuebles	2.100.000	0	0	0	0	2.100.000
403	01	01	00	Alquileres de edificios y locales	2.100.000	0	0	0	0	2.100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128076 460104000 FORMACIÓN CULTURAL POR Y PARA EL PUEBLO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE EDUCACIÓN PARA LAS ARTES, CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (TEATRO, CIRCO, ARTES CULINARIAS, ARTES PLÁSTICAS, PINTURA, ORFEBRERÍA, MÚSICA, FOTOGRAFÍA, DANZA, DISEÑO DE VESTUARIOS, ENTRE OTRAS). ASÍ COMO FORTALECIMIENTO DE LA INFRAESTRUCTURA EDUCATIVA EN ARTES Y RECONOCIMIENTO A MAESTROS Y MAESTRAS POR SUS SABERES ANCESTRALES EN MATERIA DE FORMACIÓN PARA LAS ARTES Y EXPRESIONES CULTURALES.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 4.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460104002 FORMACIÓN EN EDUCACIÓN INICIAL, PRIMARIA, BACHILLERES EN ARTES, MENCIÓN MÚSICA/O TEATRO Y TÉCNICOS MEDIOS EN ARTES, TÉCNICOS MEDIOS MENCIÓN MUSICA/ O TEATRO MENCIONES ACTUACIÓN, GESTIÓN CULTURAL Y DISEÑO, ASÍ COMO EJECUTANTES INSTRUMENTALES Y/O CANTANTES LÍRICOS, BAILARINES CLÁSICOS, CONTEMPORÁNEOS

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 900

RESPONSABLE/EJECUTOR: 00060 DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	00	00	Viáticos y pasajes	240.000	0	0	0	0	240.000
403	09	01	00	Viáticos y pasajes dentro del país	240.000	0	0	0	0	240.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.000.000	0	0	0	0	1.000.000
403	10	99	00	Otros servicios profesionales y técnicos	1.000.000	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	1.100.160	0	0	0	0	1.100.160
403	18	01	00	Impuesto al valor agregado	1.100.160	0	0	0	0	1.100.160
403	99	00	00	Otros servicios no personales	21.440	0	0	0	0	21.440
403	99	01	00	Otros servicios no personales	21.440	0	0	0	0	21.440
404	**00**	**00**	**00**	**Activos reales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.000.000	0	0	0	0	1.000.000
404	09	01	00	Mobiliario y equipos de oficina	500.000	0	0	0	0	500.000
404	09	03	00	Mobiliario y equipos de alojamiento	500.000	0	0	0	0	500.000
				Totales	**78.983.432**	**0**	**0**	**0**	**0**	**78.983.432**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128076 460104000 FORMACIÓN CULTURAL POR Y PARA EL PUEBLO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE EDUCACIÓN PARA LAS ARTES, CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (TEATRO, CIRCO, ARTES CULINARIAS, ARTES PLÁSTICAS, PINTURA, ORFEBRERÍA, MÚSICA, FOTOGRAFÍA, DANZA, DISEÑO DE VESTUARIOS, ENTRE OTRAS). ASÍ COMO FORTALECIMIENTO DE LA INFRAESTRUCTURA EDUCATIVA EN ARTES Y RECONOCIMIENTO A MAESTROS Y MAESTRAS POR SUS SABERES ANCESTRALES EN MATERIA DE FORMACIÓN PARA LAS ARTES Y EXPRESIONES CULTURALES.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 4.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 460104003 CAPACITAR EN EL TRABAJO CULTURAL A LAS COMUNIDADES EN LOS CENTROS DE FORMACIÓN CULTURAL PARA EL FORTALECIMIENTO DE LAS CULTURAS POPULARES, ASÍ COMO FORMAR A LOS FORMADORES.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 3.600

RESPONSABLE/EJECUTOR: 00060 DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.290.000**	**0**	**0**	**0**	**0**	**1.290.000**
402	01	00	00	Productos alimenticios y agropecuarios	300.000	0	0	0	0	300.000
402	01	01	00	Alimentos y bebidas para personas	300.000	0	0	0	0	300.000
402	02	00	00	Productos de minas, canteras y yacimientos	100.000	0	0	0	0	100.000
402	02	05	00	Piedra, arcilla, arena y tierra	100.000	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	100.000	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	100.000	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	300.000	0	0	0	0	300.000
402	06	03	00	Tintas, pinturas y colorantes	300.000	0	0	0	0	300.000
402	08	00	00	Productos metálicos	100.000	0	0	0	0	100.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	100.000	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	290.000	0	0	0	0	290.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	200.000	0	0	0	0	200.000
402	10	11	00	Materiales eléctricos	90.000	0	0	0	0	90.000
402	99	00	00	Otros materiales y suministros	100.000	0	0	0	0	100.000
402	99	01	00	Otros materiales y suministros	100.000	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.000.000**	**0**	**0**	**0**	**0**	**2.000.000**
403	01	00	00	Alquileres de inmuebles	1.605.200	0	0	0	0	1.605.200
403	01	01	00	Alquileres de edificios y locales	1.605.200	0	0	0	0	1.605.200
403	18	00	00	Impuestos indirectos	394.800	0	0	0	0	394.800
403	18	01	00	Impuesto al valor agregado	394.800	0	0	0	0	394.800
				Totales	**3.290.000**	**0**	**0**	**0**	**0**	**3.290.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128076 460104000 FORMACIÓN CULTURAL POR Y PARA EL PUEBLO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE EDUCACIÓN PARA LAS ARTES, CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (TEATRO, CIRCO, ARTES CULINARIAS, ARTES PLÁSTICAS, PINTURA, ORFEBRERÍA, MÚSICA, FOTOGRAFÍA, DANZA, DISEÑO DE VESTUARIOS, ENTRE OTRAS). ASÍ COMO FORTALECIMIENTO DE LA INFRAESTRUCTURA EDUCATIVA EN ARTES Y RECONOCIMIENTO A MAESTROS Y MAESTRAS POR SUS SABERES ANCESTRALES EN MATERIA DE FORMACIÓN PARA LAS ARTES Y EXPRESIONES CULTURALES.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 4.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460104004 REALIZAR EL 1ER CONGRESO NACIONAL "DIDÁCTICA DE LA FORMACIÓN PARA LAS CULTURAS Y LAS ARTES EN VENEZUELA" PARA EL RECONOCIMIENTO DE MAESTROS Y MAESTRAS HONORARIOS

UNIDAD DE MEDIDA: EVENTO **META:** 1

RESPONSABLE/EJECUTOR: 00060 DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**400.000**	**0**	**0**	**0**	**0**	**400.000**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	100.000	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	50.000	0	0	0	0	50.000
402	05	99	00	Otros productos de pulpa, papel y cartón	50.000	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	50.000	0	0	0	0	50.000
402	10	06	00	Condecoraciones, ofrendas y similares	50.000	0	0	0	0	50.000
402	99	00	00	Otros materiales y suministros	50.000	0	0	0	0	50.000
402	99	01	00	Otros materiales y suministros	50.000	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**800.000**	**0**	**0**	**0**	**0**	**800.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	200.000	0	0	0	0	200.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	50.000
403	07	03	00	Relaciones sociales	150.000	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	250.000	0	0	0	0	250.000
403	09	01	00	Viáticos y pasajes dentro del país	250.000	0	0	0	0	250.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	150.000	0	0	0	0	150.000
403	10	99	00	Otros servicios profesionales y técnicos	150.000	0	0	0	0	150.000
403	18	00	00	Impuestos indirectos	144.000	0	0	0	0	144.000
403	18	01	00	Impuesto al valor agregado	144.000	0	0	0	0	144.000
403	99	00	00	Otros servicios no personales	56.000	0	0	0	0	56.000
403	99	01	00	Otros servicios no personales	56.000	0	0	0	0	56.000
				Totales	**1.200.000**	**0**	**0**	**0**	**0**	**1.200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128076 460104000 FORMACIÓN CULTURAL POR Y PARA EL PUEBLO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE EDUCACIÓN PARA LAS ARTES, CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (TEATRO, CIRCO, ARTES CULINARIAS, ARTES PLÁSTICAS, PINTURA, ORFEBRERÍA, MÚSICA, FOTOGRAFÍA, DANZA, DISEÑO DE VESTUARIOS, ENTRE OTRAS). ASÍ COMO FORTALECIMIENTO DE LA INFRAESTRUCTURA EDUCATIVA EN ARTES Y RECONOCIMIENTO A MAESTROS Y MAESTRAS POR SUS SABERES ANCESTRALES EN MATERIA DE FORMACIÓN PARA LAS ARTES Y EXPRESIONES CULTURALES.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 4.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460104005 GARANTIZAR LA DOTACIÓN MANTENIMIENTO REGULAR Y PERMANENTE DE LOS ESPACIOS E INSTRUMENTOS DESTINADOS A LA FORMACIÓN E INVESTIGACIÓN EN ARTES Y CULTURA DEPENDIENTES DEL MPPC

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 17

RESPONSABLE/EJECUTOR: 00060 DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.620.000**	**0**	**0**	**0**	**0**	**1.620.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.620.000	0	0	0	0	1.620.000
401	01	18	00	Remuneraciones al personal contratado	1.620.000	0	0	0	0	1.620.000
401	01	18	02	Remuneraciones por honorarios profesionales	1.620.000	0	0	0	0	1.620.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**400.000**	**0**	**0**	**0**	**0**	**400.000**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	100.000
402	02	00	00	Productos de minas, canteras y yacimientos	10.000	0	0	0	0	10.000
402	02	05	00	Piedra, arcilla, arena y tierra	10.000	0	0	0	0	10.000
402	03	00	00	Textiles y vestuarios	30.000	0	0	0	0	30.000
402	03	01	00	Textiles	10.000	0	0	0	0	10.000
402	03	02	00	Prendas de vestir	20.000	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	30.000	0	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	30.000	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	30.000	0	0	0	0	30.000
402	06	03	00	Tintas, pinturas y colorantes	30.000	0	0	0	0	30.000
402	08	00	00	Productos metálicos	50.000	0	0	0	0	50.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	50.000	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	130.000	0	0	0	0	130.000
402	10	02	00	Materiales y útiles de limpieza y aseo	50.000	0	0	0	0	50.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	30.000	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	20.000	0	0	0	0	20.000
402	10	11	00	Materiales eléctricos	30.000	0	0	0	0	30.000
402	99	00	00	Otros materiales y suministros	20.000	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128076 460104000 FORMACIÓN CULTURAL POR Y PARA EL PUEBLO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE EDUCACIÓN PARA LAS ARTES, CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (TEATRO, CIRCO, ARTES CULINARIAS, ARTES PLÁSTICAS, PINTURA, ORFEBRERÍA, MÚSICA, FOTOGRAFÍA, DANZA, DISEÑO DE VESTUARIOS, ENTRE OTRAS). ASÍ COMO FORTALECIMIENTO DE LA INFRAESTRUCTURA EDUCATIVA EN ARTES Y RECONOCIMIENTO A MAESTROS Y MAESTRAS POR SUS SABERES ANCESTRALES EN MATERIA DE FORMACIÓN PARA LAS ARTES Y EXPRESIONES CULTURALES.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 4.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460104005 GARANTIZAR LA DOTACIÓN MANTENIMIENTO REGULAR Y PERMANENTE DE LOS ESPACIOS E INSTRUMENTOS DESTINADOS A LA FORMACIÓN E INVESTIGACIÓN EN ARTES Y CULTURA DEPENDIENTES DEL MPPC

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 17

RESPONSABLE/EJECUTOR: 00060 DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	99	01	00	Otros materiales y suministros	20.000	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**10.200.000**	**0**	**0**	**0**	**0**	**10.200.000**
403	01	00	00	Alquileres de inmuebles	2.250.000	0	0	0	0	2.250.000
403	01	01	00	Alquileres de edificios y locales	2.250.000	0	0	0	0	2.250.000
403	04	00	00	Servicios básicos	80.000	0	0	0	0	80.000
403	04	01	00	Electricidad	50.000	0	0	0	0	50.000
403	04	04	00	Teléfonos	30.000	0	0	0	0	30.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	30.000	0	0	0	0	30.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	250.000	0	0	0	0	250.000
403	07	03	00	Relaciones sociales	250.000	0	0	0	0	250.000
403	09	00	00	Viáticos y pasajes	300.000	0	0	0	0	300.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	300.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.000.000	0	0	0	0	1.000.000
403	10	99	00	Otros servicios profesionales y técnicos	1.000.000	0	0	0	0	1.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	800.000	0	0	0	0	800.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	800.000	0	0	0	0	800.000
403	12	00	00	Conservación y reparaciones menores de obras	2.000.000	0	0	0	0	2.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.000.000	0	0	0	0	2.000.000
403	18	00	00	Impuestos indirectos	3.187.200	0	0	0	0	3.187.200
403	18	01	00	Impuesto al valor agregado	3.187.200	0	0	0	0	3.187.200
403	99	00	00	Otros servicios no personales	332.800	0	0	0	0	332.800
403	99	01	00	Otros servicios no personales	332.800	0	0	0	0	332.800
404	**00**	**00**	**00**	**Activos reales**	**15.960.000**	**0**	**0**	**0**	**0**	**15.960.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.500.000	0	0	0	0	1.500.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128076 460104000 FORMACIÓN CULTURAL POR Y PARA EL PUEBLO

OBJETIVO DEL PROYECTO: FORMAR A LA POBLACIÓN ESTUDIANTIL EN LA MODALIDAD DE EDUCACIÓN PARA LAS ARTES, CAPACITAR A LAS COMUNIDADES EN EL TRABAJO CULTURAL COMUNITARIO (TEATRO, CIRCO, ARTES CULINARIAS, ARTES PLÁSTICAS, PINTURA, ORFEBRERÍA, MÚSICA, FOTOGRAFÍA, DANZA, DISEÑO DE VESTUARIOS, ENTRE OTRAS). ASÍ COMO FORTALECIMIENTO DE LA INFRAESTRUCTURA EDUCATIVA EN ARTES Y RECONOCIMIENTO A MAESTROS Y MAESTRAS POR SUS SABERES ANCESTRALES EN MATERIA DE FORMACIÓN PARA LAS ARTES Y EXPRESIONES CULTURALES.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 4.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 460104005 GARANTIZAR LA DOTACIÓN MANTENIMIENTO REGULAR Y PERMANENTE DE LOS ESPACIOS E INSTRUMENTOS DESTINADOS A LA FORMACIÓN E INVESTIGACIÓN EN ARTES Y CULTURA DEPENDIENTES DEL MPPC

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 17

RESPONSABLE/EJECUTOR: 00060 DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.500.000	0	0	0	0	1.500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	5.600.000	0	0	0	0	5.600.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	600.000	0	0	0	0	600.000
404	07	06	00	Instrumentos musicales y equipos de audio	5.000.000	0	0	0	0	5.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	8.860.000	0	0	0	0	8.860.000
404	09	01	00	Mobiliario y equipos de oficina	5.000.000	0	0	0	0	5.000.000
404	09	02	00	Equipos de computación	3.000.000	0	0	0	0	3.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	500.000	0	0	0	0	500.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	360.000	0	0	0	0	360.000
				Totales	**28.180.000**	**0**	**0**	**0**	**0**	**28.180.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 128131 460105000 DESCONCENTRACIÓN DE LAS POLÍTICAS CULTURALES EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: PROMOVER E IMPULSAR LA IDENTIDAD NACIONAL, Y GENERAR VALORES SOBRE LA VENEZOLANIDAD, EL AMOR Y LA PAZ, CON EVENTOS CULTURALES EN TODO EL PAÍS, MASIFICADO LA PERTENENCIA DE LAS RAÍCES DE NUESTROS ANCESTROS, PARA CONTRIBUIR AL VIVIR BIEN EN COMUNIDAD. PROMOVER Y GARANTIZAR CONTENIDOS DE FORMACIÓN EN ATENCIÓN ESPECIAL A LA POBLACIÓN DE NIÑAS, NIÑOS, JÓVENES Y ADULTOS Y PODER POPULAR, GENERANDO UNA CONCIENCIA HUMANISTA, DEL SENTIDO PERTENENCIA POR LA CULTURA VENEZOLANA RESCATANDO LOS VALORES CULTURALES EN TODAS LAS REGIONES DEL PAÍS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 5.376

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN TERRITORIAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**92.597.205**	0	0	0	0	**92.597.205**
401	01	00	00	Sueldos, salarios y otras retribuciones	22.980.379	0	0	0	0	22.980.379
401	01	18	00	Remuneraciones al personal contratado	15.780.617	0	0	0	0	15.780.617
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	14.580.617	0	0	0	0	14.580.617
401	01	18	02	Remuneraciones por honorarios profesionales	1.200.000	0	0	0	0	1.200.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	6.902.162	0	0	0	0	6.902.162
401	01	99	00	Otras retribuciones	297.600	0	0	0	0	297.600
401	03	00	00	Primas	16.245.364	0	0	0	0	16.245.364
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.692.143	0	0	0	0	1.692.143
401	03	37	00	Primas de transporte al personal contratado	2.964.468	0	0	0	0	2.964.468
401	03	39	00	Primas por hijos al personal contratado	487.800	0	0	0	0	487.800
401	03	40	00	Primas de profesionalización al personal contratado	1.692.809	0	0	0	0	1.692.809
401	03	41	00	Primas por antigüedad al personal contratado	1.115.400	0	0	0	0	1.115.400
401	03	47	00	Primas al personal de alto nivel y de dirección	6.175.944	0	0	0	0	6.175.944
401	03	95	00	Otras primas al personal de alto nivel y de dirección	2.116.800	0	0	0	0	2.116.800
401	04	00	00	Complementos de sueldos y salarios	11.608.277	0	0	0	0	11.608.277
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	986.277	0	0	0	0	986.277
401	04	26	00	Bono compensatorio de alimentación al personal contratado	6.763.250	0	0	0	0	6.763.250
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	3.138.750	0	0	0	0	3.138.750
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	232.500	0	0	0	0	232.500
401	04	98	00	Otros complementos al personal contratado	487.500	0	0	0	0	487.500
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	17.978.491	0	0	0	0	17.978.491
401	05	07	00	Aguinaldos al personal contratado	7.647.812	0	0	0	0	7.647.812
401	05	08	00	Bono vacacional al personal contratado	2.294.344	0	0	0	0	2.294.344
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	6.181.796	0	0	0	0	6.181.796
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.854.539	0	0	0	0	1.854.539
401	06	00	00	Aportes patronales y legales	5.048.964	0	0	0	0	5.048.964
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.725.463	0	0	0	0	1.725.463

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128131 460105000 DESCONCENTRACIÓN DE LAS POLÍTICAS CULTURALES EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: PROMOVER E IMPULSAR LA IDENTIDAD NACIONAL, Y GENERAR VALORES SOBRE LA VENEZOLANIDAD, EL AMOR Y LA PAZ, CON EVENTOS CULTURALES EN TODO EL PAÍS, MASIFICADO LA PERTENENCIA DE LAS RAÍCES DE NUESTROS ANCESTROS, PARA CONTRIBUIR AL VIVIR BIEN EN COMUNIDAD. PROMOVER Y GARANTIZAR CONTENIDOS DE FORMACIÓN EN ATENCIÓN ESPECIAL A LA POBLACIÓN DE NIÑAS, NIÑOS, JÓVENES Y ADULTOS Y PODER POPULAR, GENERANDO UNA CONCIENCIA HUMANISTA, DEL SENTIDO PERTENENCIA POR LA CULTURA VENEZOLANA RESCATANDO LOS VALORES CULTURALES EN TODAS LAS REGIONES DEL PAÍS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 5.376

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN TERRITORIAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	381.214	0	0	0	0	381.214
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	412.982	0	0	0	0	412.982
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.386.624	0	0	0	0	1.386.624
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	500.725	0	0	0	0	500.725
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	308.139	0	0	0	0	308.139
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	333.817	0	0	0	0	333.817
401	07	00	00	Asistencia socio-económica	8.011.107	0	0	0	0	8.011.107
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	15.000	0	0	0	0	15.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	30.000	0	0	0	0	30.000
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	33.000	0	0	0	0	33.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	2.503.627	0	0	0	0	2.503.627
401	07	76	00	Ayudas por matrimonio al personal contratado	55.000	0	0	0	0	55.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	87.000	0	0	0	0	87.000
401	07	78	00	Ayudas por defunción al personal contratado	66.000	0	0	0	0	66.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	3.097.364	0	0	0	0	3.097.364
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	73.700	0	0	0	0	73.700
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.478.397	0	0	0	0	1.478.397
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	62.125	0	0	0	0	62.125
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	215.275	0	0	0	0	215.275
401	07	99	00	Otras subvenciones al personal contratado	294.619	0	0	0	0	294.619
401	08	00	00	Prestaciones sociales e indemnizaciones	10.591.404	0	0	0	0	10.591.404
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	5.853.751	0	0	0	0	5.853.751
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	4.737.653	0	0	0	0	4.737.653
401	95	00	00	Otros gastos del personal de alto nivel y de dirección	133.219	0	0	0	0	133.219
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	133.219	0	0	0	0	133.219
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**22.098.400**	**0**	**0**	**0**	**0**	**22.098.400**
402	01	00	00	Productos alimenticios y agropecuarios	10.818.400	0	0	0	0	10.818.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128131 460105000 DESCONCENTRACIÓN DE LAS POLÍTICAS CULTURALES EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: PROMOVER E IMPULSAR LA IDENTIDAD NACIONAL, Y GENERAR VALORES SOBRE LA VENEZOLANIDAD, EL AMOR Y LA PAZ, CON EVENTOS CULTURALES EN TODO EL PAÍS, MASIFICADO LA PERTENENCIA DE LAS RAÍCES DE NUESTROS ANCESTROS, PARA CONTRIBUIR AL VIVIR BIEN EN COMUNIDAD. PROMOVER Y GARANTIZAR CONTENIDOS DE FORMACIÓN EN ATENCIÓN ESPECIAL A LA POBLACIÓN DE NIÑAS, NIÑOS, JÓVENES Y ADULTOS Y PODER POPULAR, GENERANDO UNA CONCIENCIA HUMANISTA, DEL SENTIDO PERTENENCIA POR LA CULTURA VENEZOLANA RESCATANDO LOS VALORES CULTURALES EN TODAS LAS REGIONES DEL PAÍS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 5.376

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN TERRITORIAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	01	01	00	Alimentos y bebidas para personas	10.818.400	0	0	0	0	10.818.400
402	03	00	00	Textiles y vestuarios	1.600.000	0	0	0	0	1.600.000
402	03	01	00	Textiles	800.000	0	0	0	0	800.000
402	03	02	00	Prendas de vestir	800.000	0	0	0	0	800.000
402	04	00	00	Productos de cuero y caucho	1.000.000	0	0	0	0	1.000.000
402	04	03	00	Cauchos y tripas para vehículos	1.000.000	0	0	0	0	1.000.000
402	05	00	00	Productos de papel, cartón e impresos	1.200.000	0	0	0	0	1.200.000
402	05	03	00	Productos de papel y cartón para oficina	1.200.000	0	0	0	0	1.200.000
402	06	00	00	Productos químicos y derivados	2.640.000	0	0	0	0	2.640.000
402	06	03	00	Tintas, pinturas y colorantes	2.440.000	0	0	0	0	2.440.000
402	06	08	00	Productos plásticos	200.000	0	0	0	0	200.000
402	08	00	00	Productos metálicos	1.000.000	0	0	0	0	1.000.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.000.000	0	0	0	0	1.000.000
402	10	00	00	Productos varios y útiles diversos	2.600.000	0	0	0	0	2.600.000
402	10	02	00	Materiales y útiles de limpieza y aseo	700.000	0	0	0	0	700.000
402	10	03	00	Utensilios de cocina y comedor	700.000	0	0	0	0	700.000
402	10	06	00	Condecoraciones, ofrendas y similares	600.000	0	0	0	0	600.000
402	10	99	00	Otros productos y útiles diversos	600.000	0	0	0	0	600.000
402	99	00	00	Otros materiales y suministros	1.240.000	0	0	0	0	1.240.000
402	99	01	00	Otros materiales y suministros	1.240.000	0	0	0	0	1.240.000
403	**00**	**00**	**00**	**Servicios no personales**	**39.459.600**	**0**	**0**	**0**	**0**	**39.459.600**
403	01	00	00	Alquileres de inmuebles	979.600	0	0	0	0	979.600
403	01	01	00	Alquileres de edificios y locales	979.600	0	0	0	0	979.600
403	02	00	00	Alquileres de maquinaria y equipos	8.736.400	0	0	0	0	8.736.400
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	8.736.400	0	0	0	0	8.736.400
403	04	00	00	Servicios básicos	200.000	0	0	0	0	200.000
403	04	05	00	Servicio de comunicaciones	200.000	0	0	0	0	200.000
403	06	00	00	Servicios de transporte y almacenaje	200.000	0	0	0	0	200.000
403	06	01	00	Fletes y embalajes	200.000	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128131 460105000 DESCONCENTRACIÓN DE LAS POLÍTICAS CULTURALES EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: PROMOVER E IMPULSAR LA IDENTIDAD NACIONAL, Y GENERAR VALORES SOBRE LA VENEZOLANIDAD, EL AMOR Y LA PAZ, CON EVENTOS CULTURALES EN TODO EL PAÍS, MASIFICADO LA PERTENENCIA DE LAS RAÍCES DE NUESTROS ANCESTROS, PARA CONTRIBUIR AL VIVIR BIEN EN COMUNIDAD. PROMOVER Y GARANTIZAR CONTENIDOS DE FORMACIÓN EN ATENCIÓN ESPECIAL A LA POBLACIÓN DE NIÑAS, NIÑOS, JÓVENES Y ADULTOS Y PODER POPULAR, GENERANDO UNA CONCIENCIA HUMANISTA, DEL SENTIDO PERTENENCIA POR LA CULTURA VENEZOLANA RESCATANDO LOS VALORES CULTURALES EN TODAS LAS REGIONES DEL PAÍS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 5.376

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN TERRITORIAL **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.180.000	0	0	0	0	10.180.000
403	07	01	00	Publicidad y propaganda	300.000	0	0	0	0	300.000
403	07	02	00	Imprenta y reproducción	1.300.000	0	0	0	0	1.300.000
403	07	03	00	Relaciones sociales	8.580.000	0	0	0	0	8.580.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	500.000	0	0	0	0	500.000
403	08	01	00	Primas y gastos de seguros	500.000	0	0	0	0	500.000
403	09	00	00	Viáticos y pasajes	2.300.000	0	0	0	0	2.300.000
403	09	01	00	Viáticos y pasajes dentro del país	2.300.000	0	0	0	0	2.300.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	7.450.000	0	0	0	0	7.450.000
403	10	99	00	Otros servicios profesionales y técnicos	7.450.000	0	0	0	0	7.450.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.000.000	0	0	0	0	1.000.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	700.000	0	0	0	0	700.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	300.000	0	0	0	0	300.000
403	12	00	00	Conservación y reparaciones menores de obras	298.400	0	0	0	0	298.400
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	298.400	0	0	0	0	298.400
403	18	00	00	Impuestos indirectos	7.615.200	0	0	0	0	7.615.200
403	18	01	00	Impuesto al valor agregado	7.615.200	0	0	0	0	7.615.200
404	**00**	**00**	**00**	**Activos reales**	**3.200.000**	**0**	**0**	**0**	**0**	**3.200.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	500.000
404	05	01	00	Equipos de telecomunicaciones	500.000	0	0	0	0	500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.700.000	0	0	0	0	2.700.000
404	09	01	00	Mobiliario y equipos de oficina	900.000	0	0	0	0	900.000
404	09	02	00	Equipos de computación	1.800.000	0	0	0	0	1.800.000
				Totales	**157.355.205**	**0**	**0**	**0**	**0**	**157.355.205**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 128131 460105000 DESCONCENTRACIÓN DE LAS POLÍTICAS CULTURALES EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: PROMOVER E IMPULSAR LA IDENTIDAD NACIONAL, Y GENERAR VALORES SOBRE LA VENEZOLANIDAD, EL AMOR Y LA PAZ, CON EVENTOS CULTURALES EN TODO EL PAÍS, MASIFICADO LA PERTENENCIA DE LAS RAÍCES DE NUESTROS ANCESTROS, PARA CONTRIBUIR AL VIVIR BIEN EN COMUNIDAD. PROMOVER Y GARANTIZAR CONTENIDOS DE FORMACIÓN EN ATENCIÓN ESPECIAL A LA POBLACIÓN DE NIÑAS, NIÑOS, JÓVENES Y ADULTOS Y PODER POPULAR, GENERANDO UNA CONCIENCIA HUMANISTA, DEL SENTIDO PERTENENCIA POR LA CULTURA VENEZOLANA RESCATANDO LOS VALORES CULTURALES EN TODAS LAS REGIONES DEL PAÍS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 5.376

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN TERRITORIAL **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 128131 460105000 DESCONCENTRACIÓN DE LAS POLÍTICAS CULTURALES EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: PROMOVER E IMPULSAR LA IDENTIDAD NACIONAL, Y GENERAR VALORES SOBRE LA VENEZOLANIDAD, EL AMOR Y LA PAZ, CON EVENTOS CULTURALES EN TODO EL PAÍS, MASIFICADO LA PERTENENCIA DE LAS RAÍCES DE NUESTROS ANCESTROS, PARA CONTRIBUIR AL VIVIR BIEN EN COMUNIDAD. PROMOVER Y GARANTIZAR CONTENIDOS DE FORMACIÓN EN ATENCIÓN ESPECIAL A LA POBLACIÓN DE NIÑAS, NIÑOS, JÓVENES Y ADULTOS Y PODER POPULAR, GENERANDO UNA CONCIENCIA HUMANISTA, DEL SENTIDO PERTENENCIA POR LA CULTURA VENEZOLANA RESCATANDO LOS VALORES CULTURALES EN TODAS LAS REGIONES DEL PAÍS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 5.376

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN TERRITORIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460105001 PROPICIAR ESPACIOS DE ESPARCIMIENTO E IMPULSAR A LOS GABINETES ESTADALES EN RELACIÓN A LAS ACTIVIDADES PROGRAMADAS PARA EL PODER POPULAR

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 3.200

RESPONSABLE/EJECUTOR: 00017 OFICINA DE COORDINACIÓN TERRITORIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**92.597.205**	0	0	0	0	**92.597.205**
401	01	00	00	Sueldos, salarios y otras retribuciones	22.980.379	0	0	0	0	22.980.379
401	01	18	00	Remuneraciones al personal contratado	15.780.617	0	0	0	0	15.780.617
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	14.580.617	0	0	0	0	14.580.617
401	01	18	02	Remuneraciones por honorarios profesionales	1.200.000	0	0	0	0	1.200.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	6.902.162	0	0	0	0	6.902.162
401	01	99	00	Otras retribuciones	297.600	0	0	0	0	297.600
401	03	00	00	Primas	16.245.364	0	0	0	0	16.245.364
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.692.143	0	0	0	0	1.692.143
401	03	37	00	Primas de transporte al personal contratado	2.964.468	0	0	0	0	2.964.468
401	03	39	00	Primas por hijos al personal contratado	487.800	0	0	0	0	487.800
401	03	40	00	Primas de profesionalización al personal contratado	1.692.809	0	0	0	0	1.692.809
401	03	41	00	Primas por antigüedad al personal contratado	1.115.400	0	0	0	0	1.115.400
401	03	47	00	Primas al personal de alto nivel y de dirección	6.175.944	0	0	0	0	6.175.944
401	03	95	00	Otras primas al personal de alto nivel y de dirección	2.116.800	0	0	0	0	2.116.800
401	04	00	00	Complementos de sueldos y salarios	11.608.277	0	0	0	0	11.608.277
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	986.277	0	0	0	0	986.277
401	04	26	00	Bono compensatorio de alimentación al personal contratado	6.763.250	0	0	0	0	6.763.250
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	3.138.750	0	0	0	0	3.138.750
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	232.500	0	0	0	0	232.500
401	04	98	00	Otros complementos al personal contratado	487.500	0	0	0	0	487.500
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	17.978.491	0	0	0	0	17.978.491
401	05	07	00	Aguinaldos al personal contratado	7.647.812	0	0	0	0	7.647.812
401	05	08	00	Bono vacacional al personal contratado	2.294.344	0	0	0	0	2.294.344

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128131 460105000 DESCONCENTRACIÓN DE LAS POLÍTICAS CULTURALES EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: PROMOVER E IMPULSAR LA IDENTIDAD NACIONAL, Y GENERAR VALORES SOBRE LA VENEZOLANIDAD, EL AMOR Y LA PAZ, CON EVENTOS CULTURALES EN TODO EL PAÍS, MASIFICADO LA PERTENENCIA DE LAS RAÍCES DE NUESTROS ANCESTROS, PARA CONTRIBUIR AL VIVIR BIEN EN COMUNIDAD. PROMOVER Y GARANTIZAR CONTENIDOS DE FORMACIÓN EN ATENCIÓN ESPECIAL A LA POBLACIÓN DE NIÑAS, NIÑOS, JÓVENES Y ADULTOS Y PODER POPULAR, GENERANDO UNA CONCIENCIA HUMANISTA, DEL SENTIDO PERTENENCIA POR LA CULTURA VENEZOLANA RESCATANDO LOS VALORES CULTURALES EN TODAS LAS REGIONES DEL PAÍS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 5.376

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN TERRITORIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460105001 PROPICIAR ESPACIOS DE ESPARCIMIENTO E IMPULSAR A LOS GABINETES ESTADALES EN RELACIÓN A LAS ACTIVIDADES PROGRAMADAS PARA EL PODER POPULAR

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 3.200

RESPONSABLE/EJECUTOR: 00017 OFICINA DE COORDINACIÓN TERRITORIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	6.181.796	0	0	0	0	6.181.796
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.854.539	0	0	0	0	1.854.539
401	06	00	00	Aportes patronales y legales	5.048.964	0	0	0	0	5.048.964
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.725.463	0	0	0	0	1.725.463
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	381.214	0	0	0	0	381.214
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	412.982	0	0	0	0	412.982
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.386.624	0	0	0	0	1.386.624
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	500.725	0	0	0	0	500.725
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	308.139	0	0	0	0	308.139
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	333.817	0	0	0	0	333.817
401	07	00	00	Asistencia socio-económica	8.011.107	0	0	0	0	8.011.107
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	15.000	0	0	0	0	15.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	30.000	0	0	0	0	30.000
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	33.000	0	0	0	0	33.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	2.503.627	0	0	0	0	2.503.627
401	07	76	00	Ayudas por matrimonio al personal contratado	55.000	0	0	0	0	55.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	87.000	0	0	0	0	87.000
401	07	78	00	Ayudas por defunción al personal contratado	66.000	0	0	0	0	66.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	3.097.364	0	0	0	0	3.097.364
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	73.700	0	0	0	0	73.700
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.478.397	0	0	0	0	1.478.397
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	62.125	0	0	0	0	62.125

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128131 460105000 DESCONCENTRACIÓN DE LAS POLÍTICAS CULTURALES EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: PROMOVER E IMPULSAR LA IDENTIDAD NACIONAL, Y GENERAR VALORES SOBRE LA VENEZOLANIDAD, EL AMOR Y LA PAZ, CON EVENTOS CULTURALES EN TODO EL PAÍS, MASIFICADO LA PERTENENCIA DE LAS RAÍCES DE NUESTROS ANCESTROS, PARA CONTRIBUIR AL VIVIR BIEN EN COMUNIDAD. PROMOVER Y GARANTIZAR CONTENIDOS DE FORMACIÓN EN ATENCIÓN ESPECIAL A LA POBLACIÓN DE NIÑAS, NIÑOS, JÓVENES Y ADULTOS Y PODER POPULAR, GENERANDO UNA CONCIENCIA HUMANISTA, DEL SENTIDO PERTENENCIA POR LA CULTURA VENEZOLANA RESCATANDO LOS VALORES CULTURALES EN TODAS LAS REGIONES DEL PAÍS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 5.376

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN TERRITORIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460105001 PROPICIAR ESPACIOS DE ESPARCIMIENTO E IMPULSAR A LOS GABINETES ESTADALES EN RELACIÓN A LAS ACTIVIDADES PROGRAMADAS PARA EL PODER POPULAR

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 3.200

RESPONSABLE/EJECUTOR: 00017 OFICINA DE COORDINACIÓN TERRITORIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	215.275	0	0	0	0	215.275
401	07	99	00	Otras subvenciones al personal contratado	294.619	0	0	0	0	294.619
401	08	00	00	Prestaciones sociales e indemnizaciones	10.591.404	0	0	0	0	10.591.404
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	5.853.751	0	0	0	0	5.853.751
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	4.737.653	0	0	0	0	4.737.653
401	95	00	00	Otros gastos del personal de alto nivel y de dirección	133.219	0	0	0	0	133.219
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	133.219	0	0	0	0	133.219
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.098.400**	**0**	**0**	**0**	**0**	**13.098.400**
402	01	00	00	Productos alimenticios y agropecuarios	4.498.400	0	0	0	0	4.498.400
402	01	01	00	Alimentos y bebidas para personas	4.498.400	0	0	0	0	4.498.400
402	03	00	00	Textiles y vestuarios	1.000.000	0	0	0	0	1.000.000
402	03	01	00	Textiles	500.000	0	0	0	0	500.000
402	03	02	00	Prendas de vestir	500.000	0	0	0	0	500.000
402	04	00	00	Productos de cuero y caucho	1.000.000	0	0	0	0	1.000.000
402	04	03	00	Cauchos y tripas para vehículos	1.000.000	0	0	0	0	1.000.000
402	05	00	00	Productos de papel, cartón e impresos	1.200.000	0	0	0	0	1.200.000
402	05	03	00	Productos de papel y cartón para oficina	1.200.000	0	0	0	0	1.200.000
402	06	00	00	Productos químicos y derivados	1.700.000	0	0	0	0	1.700.000
402	06	03	00	Tintas, pinturas y colorantes	1.500.000	0	0	0	0	1.500.000
402	06	08	00	Productos plásticos	200.000	0	0	0	0	200.000
402	08	00	00	Productos metálicos	1.000.000	0	0	0	0	1.000.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.000.000	0	0	0	0	1.000.000
402	10	00	00	Productos varios y útiles diversos	2.300.000	0	0	0	0	2.300.000
402	10	02	00	Materiales y útiles de limpieza y aseo	700.000	0	0	0	0	700.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128131 460105000 DESCONCENTRACIÓN DE LAS POLÍTICAS CULTURALES EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: PROMOVER E IMPULSAR LA IDENTIDAD NACIONAL, Y GENERAR VALORES SOBRE LA VENEZOLANIDAD, EL AMOR Y LA PAZ, CON EVENTOS CULTURALES EN TODO EL PAÍS, MASIFICADO LA PERTENENCIA DE LAS RAÍCES DE NUESTROS ANCESTROS, PARA CONTRIBUIR AL VIVIR BIEN EN COMUNIDAD. PROMOVER Y GARANTIZAR CONTENIDOS DE FORMACIÓN EN ATENCIÓN ESPECIAL A LA POBLACIÓN DE NIÑAS, NIÑOS, JÓVENES Y ADULTOS Y PODER POPULAR, GENERANDO UNA CONCIENCIA HUMANISTA, DEL SENTIDO PERTENENCIA POR LA CULTURA VENEZOLANA RESCATANDO LOS VALORES CULTURALES EN TODAS LAS REGIONES DEL PAÍS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 5.376

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN TERRITORIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460105001 PROPICIAR ESPACIOS DE ESPARCIMIENTO E IMPULSAR A LOS GABINETES ESTADALES EN RELACIÓN A LAS ACTIVIDADES PROGRAMADAS PARA EL PODER POPULAR

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 3.200

RESPONSABLE/EJECUTOR: 00017 OFICINA DE COORDINACIÓN TERRITORIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	03	00	Utensilios de cocina y comedor	700.000	0	0	0	0	700.000
402	10	06	00	Condecoraciones, ofrendas y similares	300.000	0	0	0	0	300.000
402	10	99	00	Otros productos y útiles diversos	600.000	0	0	0	0	600.000
402	99	00	00	Otros materiales y suministros	400.000	0	0	0	0	400.000
402	99	01	00	Otros materiales y suministros	400.000	0	0	0	0	400.000
403	**00**	**00**	**00**	**Servicios no personales**	**21.679.600**	**0**	**0**	**0**	**0**	**21.679.600**
403	01	00	00	Alquileres de inmuebles	979.600	0	0	0	0	979.600
403	01	01	00	Alquileres de edificios y locales	979.600	0	0	0	0	979.600
403	02	00	00	Alquileres de maquinaria y equipos	3.500.000	0	0	0	0	3.500.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.500.000	0	0	0	0	3.500.000
403	04	00	00	Servicios básicos	200.000	0	0	0	0	200.000
403	04	05	00	Servicio de comunicaciones	200.000	0	0	0	0	200.000
403	06	00	00	Servicios de transporte y almacenaje	100.000	0	0	0	0	100.000
403	06	01	00	Fletes y embalajes	100.000	0	0	0	0	100.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.000.000	0	0	0	0	5.000.000
403	07	01	00	Publicidad y propaganda	300.000	0	0	0	0	300.000
403	07	02	00	Imprenta y reproducción	200.000	0	0	0	0	200.000
403	07	03	00	Relaciones sociales	4.500.000	0	0	0	0	4.500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	500.000	0	0	0	0	500.000
403	08	01	00	Primas y gastos de seguros	500.000	0	0	0	0	500.000
403	09	00	00	Viáticos y pasajes	1.500.000	0	0	0	0	1.500.000
403	09	01	00	Viáticos y pasajes dentro del país	1.500.000	0	0	0	0	1.500.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	4.500.000	0	0	0	0	4.500.000
403	10	99	00	Otros servicios profesionales y técnicos	4.500.000	0	0	0	0	4.500.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128131 460105000 DESCONCENTRACIÓN DE LAS POLÍTICAS CULTURALES EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: PROMOVER E IMPULSAR LA IDENTIDAD NACIONAL, Y GENERAR VALORES SOBRE LA VENEZOLANIDAD, EL AMOR Y LA PAZ, CON EVENTOS CULTURALES EN TODO EL PAÍS, MASIFICADO LA PERTENENCIA DE LAS RAÍCES DE NUESTROS ANCESTROS, PARA CONTRIBUIR AL VIVIR BIEN EN COMUNIDAD. PROMOVER Y GARANTIZAR CONTENIDOS DE FORMACIÓN EN ATENCIÓN ESPECIAL A LA POBLACIÓN DE NIÑAS, NIÑOS, JÓVENES Y ADULTOS Y PODER POPULAR, GENERANDO UNA CONCIENCIA HUMANISTA, DEL SENTIDO PERTENENCIA POR LA CULTURA VENEZOLANA RESCATANDO LOS VALORES CULTURALES EN TODAS LAS REGIONES DEL PAÍS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 5.376

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN TERRITORIAL **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 460105001 PROPICIAR ESPACIOS DE ESPARCIMIENTO E IMPULSAR A LOS GABINETES ESTADALES EN RELACIÓN A LAS ACTIVIDADES PROGRAMADAS PARA EL PODER POPULAR

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 3.200

RESPONSABLE/EJECUTOR: 00017 OFICINA DE COORDINACIÓN TERRITORIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	700.000	0	0	0	0	700.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	700.000	0	0	0	0	700.000
403	12	00	00	Conservación y reparaciones menores de obras	298.400	0	0	0	0	298.400
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	298.400	0	0	0	0	298.400
403	18	00	00	Impuestos indirectos	4.401.600	0	0	0	0	4.401.600
403	18	01	00	Impuesto al valor agregado	4.401.600	0	0	0	0	4.401.600
404	**00**	**00**	**00**	**Activos reales**	**3.200.000**	**0**	**0**	**0**	**0**	**3.200.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	500.000
404	05	01	00	Equipos de telecomunicaciones	500.000	0	0	0	0	500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.700.000	0	0	0	0	2.700.000
404	09	01	00	Mobiliario y equipos de oficina	900.000	0	0	0	0	900.000
404	09	02	00	Equipos de computación	1.800.000	0	0	0	0	1.800.000
				Totales	**130.575.205**	**0**	**0**	**0**	**0**	**130.575.205**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 128131 460105000 DESCONCENTRACIÓN DE LAS POLÍTICAS CULTURALES EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: PROMOVER E IMPULSAR LA IDENTIDAD NACIONAL, Y GENERAR VALORES SOBRE LA VENEZOLANIDAD, EL AMOR Y LA PAZ, CON EVENTOS CULTURALES EN TODO EL PAÍS, MASIFICADO LA PERTENENCIA DE LAS RAÍCES DE NUESTROS ANCESTROS, PARA CONTRIBUIR AL VIVIR BIEN EN COMUNIDAD. PROMOVER Y GARANTIZAR CONTENIDOS DE FORMACIÓN EN ATENCIÓN ESPECIAL A LA POBLACIÓN DE NIÑAS, NIÑOS, JÓVENES Y ADULTOS Y PODER POPULAR, GENERANDO UNA CONCIENCIA HUMANISTA, DEL SENTIDO PERTENENCIA POR LA CULTURA VENEZOLANA RESCATANDO LOS VALORES CULTURALES EN TODAS LAS REGIONES DEL PAÍS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 5.376

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN TERRITORIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460105002 RESCATAR LAS MANIFESTACIONES CULTURALES A TRAVÉS DEL TRABAJO ARTICULADO CON LOS GABINETES ESTADALES A NIVEL NACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.600

RESPONSABLE/EJECUTOR: 00017 OFICINA DE COORDINACIÓN TERRITORIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**5.800.000**	**0**	**0**	**0**	**0**	**5.800.000**
402	01	00	00	Productos alimenticios y agropecuarios	4.020.000	0	0	0	0	4.020.000
402	01	01	00	Alimentos y bebidas para personas	4.020.000	0	0	0	0	4.020.000
402	06	00	00	Productos químicos y derivados	940.000	0	0	0	0	940.000
402	06	03	00	Tintas, pinturas y colorantes	940.000	0	0	0	0	940.000
402	99	00	00	Otros materiales y suministros	840.000	0	0	0	0	840.000
402	99	01	00	Otros materiales y suministros	840.000	0	0	0	0	840.000
403	00	00	00	**Servicios no personales**	**10.200.000**	**0**	**0**	**0**	**0**	**10.200.000**
403	02	00	00	Alquileres de maquinaria y equipos	2.500.000	0	0	0	0	2.500.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.500.000	0	0	0	0	2.500.000
403	06	00	00	Servicios de transporte y almacenaje	100.000	0	0	0	0	100.000
403	06	01	00	Fletes y embalajes	100.000	0	0	0	0	100.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.180.000	0	0	0	0	3.180.000
403	07	02	00	Imprenta y reproducción	600.000	0	0	0	0	600.000
403	07	03	00	Relaciones sociales	2.580.000	0	0	0	0	2.580.000
403	09	00	00	Viáticos y pasajes	800.000	0	0	0	0	800.000
403	09	01	00	Viáticos y pasajes dentro del país	800.000	0	0	0	0	800.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.400.000	0	0	0	0	1.400.000
403	10	99	00	Otros servicios profesionales y técnicos	1.400.000	0	0	0	0	1.400.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	300.000	0	0	0	0	300.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	300.000	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	1.920.000	0	0	0	0	1.920.000
403	18	01	00	Impuesto al valor agregado	1.920.000	0	0	0	0	1.920.000
				Totales	**16.000.000**	**0**	**0**	**0**	**0**	**16.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128131 460105000 DESCONCENTRACIÓN DE LAS POLÍTICAS CULTURALES EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: PROMOVER E IMPULSAR LA IDENTIDAD NACIONAL, Y GENERAR VALORES SOBRE LA VENEZOLANIDAD, EL AMOR Y LA PAZ, CON EVENTOS CULTURALES EN TODO EL PAÍS, MASIFICADO LA PERTENENCIA DE LAS RAÍCES DE NUESTROS ANCESTROS, PARA CONTRIBUIR AL VIVIR BIEN EN COMUNIDAD. PROMOVER Y GARANTIZAR CONTENIDOS DE FORMACIÓN EN ATENCIÓN ESPECIAL A LA POBLACIÓN DE NIÑAS, NIÑOS, JÓVENES Y ADULTOS Y PODER POPULAR, GENERANDO UNA CONCIENCIA HUMANISTA, DEL SENTIDO PERTENENCIA POR LA CULTURA VENEZOLANA RESCATANDO LOS VALORES CULTURALES EN TODAS LAS REGIONES DEL PAÍS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 5.376

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN TERRITORIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460105003 COORDINAR LA EJECUCIÓN Y PARTICIPACIÓN DEL MINISTERIO GOBERNACIONES Y ALCALDÍAS EN LAS ACTIVIDADES CULTURALES EN EL ÁMBITO ESTADAL

UNIDAD DE MEDIDA: REUNIÓN **META:** 576

RESPONSABLE/EJECUTOR: 00017 OFICINA DE COORDINACIÓN TERRITORIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**3.200.000**	0	0	0	0	**3.200.000**
402	01	00	00	Productos alimenticios y agropecuarios	2.300.000	0	0	0	0	2.300.000
402	01	01	00	Alimentos y bebidas para personas	2.300.000	0	0	0	0	2.300.000
402	03	00	00	Textiles y vestuarios	600.000	0	0	0	0	600.000
402	03	01	00	Textiles	300.000	0	0	0	0	300.000
402	03	02	00	Prendas de vestir	300.000	0	0	0	0	300.000
402	10	00	00	Productos varios y útiles diversos	300.000	0	0	0	0	300.000
402	10	06	00	Condecoraciones, ofrendas y similares	300.000	0	0	0	0	300.000
403	00	00	00	**Servicios no personales**	**7.580.000**	0	0	0	0	**7.580.000**
403	02	00	00	Alquileres de maquinaria y equipos	2.736.400	0	0	0	0	2.736.400
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.736.400	0	0	0	0	2.736.400
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.000.000	0	0	0	0	2.000.000
403	07	02	00	Imprenta y reproducción	500.000	0	0	0	0	500.000
403	07	03	00	Relaciones sociales	1.500.000	0	0	0	0	1.500.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.550.000	0	0	0	0	1.550.000
403	10	99	00	Otros servicios profesionales y técnicos	1.550.000	0	0	0	0	1.550.000
403	18	00	00	Impuestos indirectos	1.293.600	0	0	0	0	1.293.600
403	18	01	00	Impuesto al valor agregado	1.293.600	0	0	0	0	1.293.600
				Totales	**10.780.000**	0	0	0	0	**10.780.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128219 460106000 EL ARTE Y LA CULTURA EN DEBATE PERMANENTE: INVESTIGACIÓN PARA LA ACCIÓN TRANSFORMADORA

OBJETIVO DEL PROYECTO: IMPULSAR LA PRODUCCIÓN DE INVESTIGACIONES SOBRE LA CULTURA Y LAS ARTES CON APOYO FINANCIERO DIRIGIDOS A PROMOVER NUEVAS TEORÍAS, METODOLOGÍAS Y PRÁCTICAS EMANCIPADORAS Y TRANSFORMADORAS.

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.036.800**	**0**	**0**	**0**	**0**	**1.036.800**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.036.800	0	0	0	0	1.036.800
401	01	18	00	Remuneraciones al personal contratado	1.036.800	0	0	0	0	1.036.800
401	01	18	02	Remuneraciones por honorarios profesionales	1.036.800	0	0	0	0	1.036.800
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**22.360.000**	**0**	**0**	**0**	**0**	**22.360.000**
402	01	00	00	Productos alimenticios y agropecuarios	2.000.000	0	0	0	0	2.000.000
402	01	01	00	Alimentos y bebidas para personas	2.000.000	0	0	0	0	2.000.000
402	03	00	00	Textiles y vestuarios	500.000	0	0	0	0	500.000
402	03	02	00	Prendas de vestir	500.000	0	0	0	0	500.000
402	05	00	00	Productos de papel, cartón e impresos	7.300.000	0	0	0	0	7.300.000
402	05	01	00	Pulpa de madera, papel y cartón	800.000	0	0	0	0	800.000
402	05	02	00	Envases y cajas de papel y cartón	800.000	0	0	0	0	800.000
402	05	03	00	Productos de papel y cartón para oficina	3.200.000	0	0	0	0	3.200.000
402	05	05	00	Material de enseñanza	1.100.000	0	0	0	0	1.100.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	600.000	0	0	0	0	600.000
402	05	99	00	Otros productos de pulpa, papel y cartón	800.000	0	0	0	0	800.000
402	06	00	00	Productos químicos y derivados	1.600.000	0	0	0	0	1.600.000
402	06	03	00	Tintas, pinturas y colorantes	1.100.000	0	0	0	0	1.100.000
402	06	08	00	Productos plásticos	500.000	0	0	0	0	500.000
402	08	00	00	Productos metálicos	700.000	0	0	0	0	700.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	200.000	0	0	0	0	200.000
402	08	08	00	Material de educación	500.000	0	0	0	0	500.000
402	10	00	00	Productos varios y útiles diversos	9.360.000	0	0	0	0	9.360.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.300.000	0	0	0	0	1.300.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.500.000	0	0	0	0	5.500.000
402	10	06	00	Condecoraciones, ofrendas y similares	700.000	0	0	0	0	700.000
402	10	08	00	Materiales para equipos de computación	1.160.000	0	0	0	0	1.160.000
402	10	11	00	Materiales eléctricos	500.000	0	0	0	0	500.000
402	10	99	00	Otros productos y útiles diversos	200.000	0	0	0	0	200.000
402	99	00	00	Otros materiales y suministros	900.000	0	0	0	0	900.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128219 460106000 EL ARTE Y LA CULTURA EN DEBATE PERMANENTE: INVESTIGACIÓN PARA LA ACCIÓN TRANSFORMADORA

OBJETIVO DEL PROYECTO: IMPULSAR LA PRODUCCIÓN DE INVESTIGACIONES SOBRE LA CULTURA Y LAS ARTES CON APOYO FINANCIERO DIRIGIDOS A PROMOVER NUEVAS TEORÍAS, METODOLOGÍAS Y PRÁCTICAS EMANCIPADORAS Y TRANSFORMADORAS.

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	99	01	00	Otros materiales y suministros	900.000	0	0	0	0	900.000
403	**00**	**00**	**00**	**Servicios no personales**	**75.800.000**	**0**	**0**	**0**	**0**	**75.800.000**
403	01	00	00	Alquileres de inmuebles	6.500.000	0	0	0	0	6.500.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	6.500.000	0	0	0	0	6.500.000
403	02	00	00	Alquileres de maquinaria y equipos	5.965.600	0	0	0	0	5.965.600
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	5.965.600	0	0	0	0	5.965.600
403	04	00	00	Servicios básicos	1.000.000	0	0	0	0	1.000.000
403	04	01	00	Electricidad	500.000	0	0	0	0	500.000
403	04	04	00	Teléfonos	500.000	0	0	0	0	500.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	500.000	0	0	0	0	500.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	11.500.000	0	0	0	0	11.500.000
403	07	02	00	Imprenta y reproducción	2.500.000	0	0	0	0	2.500.000
403	07	03	00	Relaciones sociales	9.000.000	0	0	0	0	9.000.000
403	09	00	00	Viáticos y pasajes	9.000.000	0	0	0	0	9.000.000
403	09	01	00	Viáticos y pasajes dentro del país	9.000.000	0	0	0	0	9.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	6.500.000	0	0	0	0	6.500.000
403	10	99	00	Otros servicios profesionales y técnicos	6.500.000	0	0	0	0	6.500.000
403	12	00	00	Conservación y reparaciones menores de obras	16.912.000	0	0	0	0	16.912.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	16.912.000	0	0	0	0	16.912.000
403	18	00	00	Impuestos indirectos	12.422.400	0	0	0	0	12.422.400
403	18	01	00	Impuesto al valor agregado	12.422.400	0	0	0	0	12.422.400
403	99	00	00	Otros servicios no personales	6.000.000	0	0	0	0	6.000.000
403	99	01	00	Otros servicios no personales	6.000.000	0	0	0	0	6.000.000
404	**00**	**00**	**00**	**Activos reales**	**5.360.000**	**0**	**0**	**0**	**0**	**5.360.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	500.000
404	05	01	00	Equipos de telecomunicaciones	500.000	0	0	0	0	500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.360.000	0	0	0	0	1.360.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	500.000	0	0	0	0	500.000
404	07	06	00	Instrumentos musicales y equipos de audio	860.000	0	0	0	0	860.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.500.000	0	0	0	0	3.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 128219 460106000 EL ARTE Y LA CULTURA EN DEBATE PERMANENTE: INVESTIGACIÓN PARA LA ACCIÓN TRANSFORMADORA

OBJETIVO DEL PROYECTO: IMPULSAR LA PRODUCCIÓN DE INVESTIGACIONES SOBRE LA CULTURA Y LAS ARTES CON APOYO FINANCIERO DIRIGIDOS A PROMOVER NUEVAS TEORÍAS, METODOLOGÍAS Y PRÁCTICAS EMANCIPADORAS Y TRANSFORMADORAS.

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	1.000.000	0	0	0	0	1.000.000
404	09	02	00	Equipos de computación	2.500.000	0	0	0	0	2.500.000
				Totales	**104.556.800**	**0**	**0**	**0**	**0**	**104.556.800**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 128219 460106000 EL ARTE Y LA CULTURA EN DEBATE PERMANENTE: INVESTIGACIÓN PARA LA ACCIÓN TRANSFORMADORA

OBJETIVO DEL PROYECTO: IMPULSAR LA PRODUCCIÓN DE INVESTIGACIONES SOBRE LA CULTURA Y LAS ARTES CON APOYO FINANCIERO DIRIGIDOS A PROMOVER NUEVAS TEORÍAS, METODOLOGÍAS Y PRÁCTICAS EMANCIPADORAS Y TRANSFORMADORAS.

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128219 460106000 EL ARTE Y LA CULTURA EN DEBATE PERMANENTE: INVESTIGACIÓN PARA LA ACCIÓN TRANSFORMADORA

OBJETIVO DEL PROYECTO: IMPULSAR LA PRODUCCIÓN DE INVESTIGACIONES SOBRE LA CULTURA Y LAS ARTES CON APOYO FINANCIERO DIRIGIDOS A PROMOVER NUEVAS TEORÍAS, METODOLOGÍAS Y PRÁCTICAS EMANCIPADORAS Y TRANSFORMADORAS.

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460106001 DESARROLLO DE LÍNEAS DE INVESTIGACIÓN CONCERNIENTE A LAS CULTURAS Y LAS ARTES, PRIORIZANDO LA DIDÁCTICA DE LA FORMACIÓN PARA LAS ARTES EN VENEZUELA, LOS NUEVOS VALORES SOCIALISTAS Y LA INTERCONEXIÓN ENTRE LAS ARTES , LA VIDA SOCIAL Y POLÍTICA DEL PAÍS, A SU VEZ CONSOLIDAR GRUPOS DE INVESTIGACIÓN.

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 12

RESPONSABLE/EJECUTOR: 00060 DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**518.400**	**0**	**0**	**0**	**0**	**518.400**
401	01	00	00	Sueldos, salarios y otras retribuciones	518.400	0	0	0	0	518.400
401	01	18	00	Remuneraciones al personal contratado	518.400	0	0	0	0	518.400
401	01	18	02	Remuneraciones por honorarios profesionales	518.400	0	0	0	0	518.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.460.000**	**0**	**0**	**0**	**0**	**2.460.000**
402	01	00	00	Productos alimenticios y agropecuarios	500.000	0	0	0	0	500.000
402	01	01	00	Alimentos y bebidas para personas	500.000	0	0	0	0	500.000
402	05	00	00	Productos de papel, cartón e impresos	900.000	0	0	0	0	900.000
402	05	01	00	Pulpa de madera, papel y cartón	100.000	0	0	0	0	100.000
402	05	02	00	Envases y cajas de papel y cartón	100.000	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	300.000	0	0	0	0	300.000
402	05	05	00	Material de enseñanza	300.000	0	0	0	0	300.000
402	05	99	00	Otros productos de pulpa, papel y cartón	100.000	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	300.000	0	0	0	0	300.000
402	06	03	00	Tintas, pinturas y colorantes	300.000	0	0	0	0	300.000
402	10	00	00	Productos varios y útiles diversos	560.000	0	0	0	0	560.000
402	10	02	00	Materiales y útiles de limpieza y aseo	100.000	0	0	0	0	100.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	200.000	0	0	0	0	200.000
402	10	06	00	Condecoraciones, ofrendas y similares	100.000	0	0	0	0	100.000
402	10	08	00	Materiales para equipos de computación	160.000	0	0	0	0	160.000
402	99	00	00	Otros materiales y suministros	200.000	0	0	0	0	200.000
402	99	01	00	Otros materiales y suministros	200.000	0	0	0	0	200.000
403	**00**	**00**	**00**	**Servicios no personales**	**10.800.000**	**0**	**0**	**0**	**0**	**10.800.000**
403	01	00	00	Alquileres de inmuebles	2.500.000	0	0	0	0	2.500.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	2.500.000	0	0	0	0	2.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 128219 460106000 EL ARTE Y LA CULTURA EN DEBATE PERMANENTE: INVESTIGACIÓN PARA LA ACCIÓN TRANSFORMADORA

OBJETIVO DEL PROYECTO: IMPULSAR LA PRODUCCIÓN DE INVESTIGACIONES SOBRE LA CULTURA Y LAS ARTES CON APOYO FINANCIERO DIRIGIDOS A PROMOVER NUEVAS TEORÍAS, METODOLOGÍAS Y PRÁCTICAS EMANCIPADORAS Y TRANSFORMADORAS.

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460106001 DESARROLLO DE LÍNEAS DE INVESTIGACIÓN CONCERNIENTE A LAS CULTURAS Y LAS ARTES, PRIORIZANDO LA DIDÁCTICA DE LA FORMACIÓN PARA LAS ARTES EN VENEZUELA, LOS NUEVOS VALORES SOCIALISTAS Y LA INTERCONEXIÓN ENTRE LAS ARTES , LA VIDA SOCIAL Y POLÍTICA DEL PAÍS, A SU VEZ CONSOLIDAR GRUPOS DE INVESTIGACIÓN.

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 12

RESPONSABLE/EJECUTOR: 00060 DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	02	00	00	Alquileres de maquinaria y equipos	1.485.600	0	0	0	0	1.485.600
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.485.600	0	0	0	0	1.485.600
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.500.000	0	0	0	0	2.500.000
403	07	02	00	Imprenta y reproducción	500.000	0	0	0	0	500.000
403	07	03	00	Relaciones sociales	2.000.000	0	0	0	0	2.000.000
403	09	00	00	Viáticos y pasajes	2.000.000	0	0	0	0	2.000.000
403	09	01	00	Viáticos y pasajes dentro del país	2.000.000	0	0	0	0	2.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	500.000	0	0	0	0	500.000
403	10	99	00	Otros servicios profesionales y técnicos	500.000	0	0	0	0	500.000
403	18	00	00	Impuestos indirectos	1.814.400	0	0	0	0	1.814.400
403	18	01	00	Impuesto al valor agregado	1.814.400	0	0	0	0	1.814.400
404	**00**	**00**	**00**	**Activos reales**	**1.860.000**	**0**	**0**	**0**	**0**	**1.860.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	500.000
404	05	01	00	Equipos de telecomunicaciones	500.000	0	0	0	0	500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.360.000	0	0	0	0	1.360.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	500.000	0	0	0	0	500.000
404	07	06	00	Instrumentos musicales y equipos de audio	860.000	0	0	0	0	860.000
				Totales	**15.638.400**	**0**	**0**	**0**	**0**	**15.638.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128219 460106000 EL ARTE Y LA CULTURA EN DEBATE PERMANENTE: INVESTIGACIÓN PARA LA ACCIÓN TRANSFORMADORA

OBJETIVO DEL PROYECTO: IMPULSAR LA PRODUCCIÓN DE INVESTIGACIONES SOBRE LA CULTURA Y LAS ARTES CON APOYO FINANCIERO DIRIGIDOS A PROMOVER NUEVAS TEORÍAS, METODOLOGÍAS Y PRÁCTICAS EMANCIPADORAS Y TRANSFORMADORAS.

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460106002 CONFORMACIÓN DE LOS CENTROS DE INVESTIGACIÓN DE CULTURA POPULAR A FIN DE GARANTIZAR LA PROTECCIÓN DEL PATRIMONIO CULTURAL POPULAR, LA MEMORIA HISTÓRICA Y REVISIÓN DE CONTENIDOS DE FORMACIÓN PARA LAS CULTURAS Y LAS ARTES

UNIDAD DE MEDIDA: CENTRO **META:** 5

RESPONSABLE/EJECUTOR: 00060 DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**518.400**	**0**	**0**	**0**	**0**	**518.400**
401	01	00	00	Sueldos, salarios y otras retribuciones	518.400	0	0	0	0	518.400
401	01	18	00	Remuneraciones al personal contratado	518.400	0	0	0	0	518.400
401	01	18	02	Remuneraciones por honorarios profesionales	518.400	0	0	0	0	518.400
402	00	00	00	**Materiales, suministros y mercancías**	**3.500.000**	**0**	**0**	**0**	**0**	**3.500.000**
402	01	00	00	Productos alimenticios y agropecuarios	500.000	0	0	0	0	500.000
402	01	01	00	Alimentos y bebidas para personas	500.000	0	0	0	0	500.000
402	05	00	00	Productos de papel, cartón e impresos	1.500.000	0	0	0	0	1.500.000
402	05	01	00	Pulpa de madera, papel y cartón	200.000	0	0	0	0	200.000
402	05	02	00	Envases y cajas de papel y cartón	200.000	0	0	0	0	200.000
402	05	03	00	Productos de papel y cartón para oficina	500.000	0	0	0	0	500.000
402	05	05	00	Material de enseñanza	300.000	0	0	0	0	300.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	100.000	0	0	0	0	100.000
402	05	99	00	Otros productos de pulpa, papel y cartón	200.000	0	0	0	0	200.000
402	06	00	00	Productos químicos y derivados	500.000	0	0	0	0	500.000
402	06	03	00	Tintas, pinturas y colorantes	300.000	0	0	0	0	300.000
402	06	08	00	Productos plásticos	200.000	0	0	0	0	200.000
402	08	00	00	Productos metálicos	200.000	0	0	0	0	200.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	200.000	0	0	0	0	200.000
402	10	00	00	Productos varios y útiles diversos	600.000	0	0	0	0	600.000
402	10	02	00	Materiales y útiles de limpieza y aseo	200.000	0	0	0	0	200.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	300.000	0	0	0	0	300.000
402	10	06	00	Condecoraciones, ofrendas y similares	100.000	0	0	0	0	100.000
402	99	00	00	Otros materiales y suministros	200.000	0	0	0	0	200.000
402	99	01	00	Otros materiales y suministros	200.000	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 128219 460106000 EL ARTE Y LA CULTURA EN DEBATE PERMANENTE: INVESTIGACIÓN PARA LA ACCIÓN TRANSFORMADORA

OBJETIVO DEL PROYECTO: IMPULSAR LA PRODUCCIÓN DE INVESTIGACIONES SOBRE LA CULTURA Y LAS ARTES CON APOYO FINANCIERO DIRIGIDOS A PROMOVER NUEVAS TEORÍAS, METODOLOGÍAS Y PRÁCTICAS EMANCIPADORAS Y TRANSFORMADORAS.

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460106002 CONFORMACIÓN DE LOS CENTROS DE INVESTIGACIÓN DE CULTURA POPULAR A FIN DE GARANTIZAR LA PROTECCIÓN DEL PATRIMONIO CULTURAL POPULAR, LA MEMORIA HISTÓRICA Y REVISIÓN DE CONTENIDOS DE FORMACIÓN PARA LAS CULTURAS Y LAS ARTES

UNIDAD DE MEDIDA: CENTRO **META:** 5

RESPONSABLE/EJECUTOR: 00060 DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**15.000.000**	**0**	**0**	**0**	**0**	**15.000.000**
403	01	00	00	Alquileres de inmuebles	4.000.000	0	0	0	0	4.000.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	4.000.000	0	0	0	0	4.000.000
403	02	00	00	Alquileres de maquinaria y equipos	1.480.000	0	0	0	0	1.480.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.480.000	0	0	0	0	1.480.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.000.000	0	0	0	0	3.000.000
403	07	02	00	Imprenta y reproducción	1.000.000	0	0	0	0	1.000.000
403	07	03	00	Relaciones sociales	2.000.000	0	0	0	0	2.000.000
403	09	00	00	Viáticos y pasajes	2.000.000	0	0	0	0	2.000.000
403	09	01	00	Viáticos y pasajes dentro del país	2.000.000	0	0	0	0	2.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.000.000	0	0	0	0	1.000.000
403	10	99	00	Otros servicios profesionales y técnicos	1.000.000	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	2.520.000	0	0	0	0	2.520.000
403	18	01	00	Impuesto al valor agregado	2.520.000	0	0	0	0	2.520.000
403	99	00	00	Otros servicios no personales	1.000.000	0	0	0	0	1.000.000
403	99	01	00	Otros servicios no personales	1.000.000	0	0	0	0	1.000.000
404	**00**	**00**	**00**	**Activos reales**	**2.500.000**	**0**	**0**	**0**	**0**	**2.500.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.500.000	0	0	0	0	2.500.000
404	09	02	00	Equipos de computación	2.500.000	0	0	0	0	2.500.000
				Totales	**21.518.400**	**0**	**0**	**0**	**0**	**21.518.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128219 460106000 EL ARTE Y LA CULTURA EN DEBATE PERMANENTE: INVESTIGACIÓN PARA LA ACCIÓN TRANSFORMADORA

OBJETIVO DEL PROYECTO: IMPULSAR LA PRODUCCIÓN DE INVESTIGACIONES SOBRE LA CULTURA Y LAS ARTES CON APOYO FINANCIERO DIRIGIDOS A PROMOVER NUEVAS TEORÍAS, METODOLOGÍAS Y PRÁCTICAS EMANCIPADORAS Y TRANSFORMADORAS.

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460106003 GENERACIÓN DE ESPACIOS PARA LA REFLEXIÓN LIBRE, CRÍTICA Y OPORTUNA DE CONOCIMIENTOS, SABERES Y PRÁCTICAS, A NIVEL NACIONAL E INTERNACIONAL, MEDIANTE EL INTERCAMBIO DE IDEAS DE SUJETOS VINCULADOS CON EL QUEHACER CULTURAL, ASÍ COMO: FOROS, SEMINARIOS, CONFERENCIAS.

UNIDAD DE MEDIDA: EVENTO **META:** 12

RESPONSABLE/EJECUTOR: 00060 DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**16.400.000**	0	0	0	0	**16.400.000**
402	01	00	00	Productos alimenticios y agropecuarios	1.000.000	0	0	0	0	1.000.000
402	01	01	00	Alimentos y bebidas para personas	1.000.000	0	0	0	0	1.000.000
402	03	00	00	Textiles y vestuarios	500.000	0	0	0	0	500.000
402	03	02	00	Prendas de vestir	500.000	0	0	0	0	500.000
402	05	00	00	Productos de papel, cartón e impresos	4.900.000	0	0	0	0	4.900.000
402	05	01	00	Pulpa de madera, papel y cartón	500.000	0	0	0	0	500.000
402	05	02	00	Envases y cajas de papel y cartón	500.000	0	0	0	0	500.000
402	05	03	00	Productos de papel y cartón para oficina	2.400.000	0	0	0	0	2.400.000
402	05	05	00	Material de enseñanza	500.000	0	0	0	0	500.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	500.000	0	0	0	0	500.000
402	05	99	00	Otros productos de pulpa, papel y cartón	500.000	0	0	0	0	500.000
402	06	00	00	Productos químicos y derivados	800.000	0	0	0	0	800.000
402	06	03	00	Tintas, pinturas y colorantes	500.000	0	0	0	0	500.000
402	06	08	00	Productos plásticos	300.000	0	0	0	0	300.000
402	08	00	00	Productos metálicos	500.000	0	0	0	0	500.000
402	08	08	00	Material de educación	500.000	0	0	0	0	500.000
402	10	00	00	Productos varios y útiles diversos	8.200.000	0	0	0	0	8.200.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.000.000	0	0	0	0	1.000.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.000.000	0	0	0	0	5.000.000
402	10	06	00	Condecoraciones, ofrendas y similares	500.000	0	0	0	0	500.000
402	10	08	00	Materiales para equipos de computación	1.000.000	0	0	0	0	1.000.000
402	10	11	00	Materiales eléctricos	500.000	0	0	0	0	500.000
402	10	99	00	Otros productos y útiles diversos	200.000	0	0	0	0	200.000
402	99	00	00	Otros materiales y suministros	500.000	0	0	0	0	500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128219 460106000 EL ARTE Y LA CULTURA EN DEBATE PERMANENTE: INVESTIGACIÓN PARA LA ACCIÓN TRANSFORMADORA

OBJETIVO DEL PROYECTO: IMPULSAR LA PRODUCCIÓN DE INVESTIGACIONES SOBRE LA CULTURA Y LAS ARTES CON APOYO FINANCIERO DIRIGIDOS A PROMOVER NUEVAS TEORÍAS, METODOLOGÍAS Y PRÁCTICAS EMANCIPADORAS Y TRANSFORMADORAS.

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460106003 GENERACIÓN DE ESPACIOS PARA LA REFLEXIÓN LIBRE, CRÍTICA Y OPORTUNA DE CONOCIMIENTOS, SABERES Y PRÁCTICAS, A NIVEL NACIONAL E INTERNACIONAL, MEDIANTE EL INTERCAMBIO DE IDEAS DE SUJETOS VINCULADOS CON EL QUEHACER CULTURAL, ASÍ COMO: FOROS, SEMINARIOS, CONFERENCIAS.

UNIDAD DE MEDIDA: EVENTO **META:** 12

RESPONSABLE/EJECUTOR: 00060 DIRECCIÓN GENERAL DE FORMACIÓN E INVESTIGACIÓN PARA LAS CULTURAS Y LAS ARTES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	99	01	00	Otros materiales y suministros	500.000	0	0	0	0	500.000
403	**00**	**00**	**00**	**Servicios no personales**	**50.000.000**	**0**	**0**	**0**	**0**	**50.000.000**
403	02	00	00	Alquileres de maquinaria y equipos	3.000.000	0	0	0	0	3.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.000.000	0	0	0	0	3.000.000
403	04	00	00	Servicios básicos	1.000.000	0	0	0	0	1.000.000
403	04	01	00	Electricidad	500.000	0	0	0	0	500.000
403	04	04	00	Teléfonos	500.000	0	0	0	0	500.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	500.000	0	0	0	0	500.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.000.000	0	0	0	0	6.000.000
403	07	02	00	Imprenta y reproducción	1.000.000	0	0	0	0	1.000.000
403	07	03	00	Relaciones sociales	5.000.000	0	0	0	0	5.000.000
403	09	00	00	Viáticos y pasajes	5.000.000	0	0	0	0	5.000.000
403	09	01	00	Viáticos y pasajes dentro del país	5.000.000	0	0	0	0	5.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	5.000.000	0	0	0	0	5.000.000
403	10	99	00	Otros servicios profesionales y técnicos	5.000.000	0	0	0	0	5.000.000
403	12	00	00	Conservación y reparaciones menores de obras	16.912.000	0	0	0	0	16.912.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	16.912.000	0	0	0	0	16.912.000
403	18	00	00	Impuestos indirectos	8.088.000	0	0	0	0	8.088.000
403	18	01	00	Impuesto al valor agregado	8.088.000	0	0	0	0	8.088.000
403	99	00	00	Otros servicios no personales	5.000.000	0	0	0	0	5.000.000
403	99	01	00	Otros servicios no personales	5.000.000	0	0	0	0	5.000.000
404	**00**	**00**	**00**	**Activos reales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.000.000	0	0	0	0	1.000.000
404	09	01	00	Mobiliario y equipos de oficina	1.000.000	0	0	0	0	1.000.000
				Totales	**67.400.000**	**0**	**0**	**0**	**0**	**67.400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128129 460107000 ARTE Y CULTURA: LA PRESENCIA INTERNACIONAL DE NUESTRO PUEBLO CREADOR

OBJETIVO DEL PROYECTO: COORDINAR ESTRATEGIAS Y ACCIONES CON LOS ORGANISMOS NACIONALES E INTERNACIONALES, UTILIZANDO COMO PLATAFORMA EL MARCO JURÍDICO NACIONAL, LOS ACUERDOS Y CONVENIOS ESTABLECIDOS ENTRE VENEZUELA Y OTRAS NACIONES PARA FOMENTAR EL INTERCAMBIO, ESTÍMULO Y APOYO A GRUPOS, PERSONAS Y COMUNIDADES DEL SECTOR ARTÍSTICO Y CULTURAL, CON EL FIN DE QUE AUMENTE Y SE CONSOLIDE LA PRESENCIA DE LA CULTURA NACIONAL EN EL EXTERIOR.

UNIDAD DE MEDIDA: EVENTO **META:** 70

RESPONSABLE/EJECUTOR: OFICINA DE INTEGRACIÓN Y ASUNTOS INTERNACIONALES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.433.173**	**0**	**0**	**0**	**0**	**5.433.173**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.120.374	0	0	0	0	1.120.374
401	01	18	00	Remuneraciones al personal contratado	806.564	0	0	0	0	806.564
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	456.564	0	0	0	0	456.564
401	01	18	02	Remuneraciones por honorarios profesionales	350.000	0	0	0	0	350.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	311.710	0	0	0	0	311.710
401	01	99	00	Otras retribuciones	2.100	0	0	0	0	2.100
401	03	00	00	Primas	714.449	0	0	0	0	714.449
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	98.707	0	0	0	0	98.707
401	03	37	00	Primas de transporte al personal contratado	95.760	0	0	0	0	95.760
401	03	39	00	Primas por hijos al personal contratado	10.500	0	0	0	0	10.500
401	03	40	00	Primas de profesionalización al personal contratado	86.485	0	0	0	0	86.485
401	03	41	00	Primas por antigüedad al personal contratado	42.900	0	0	0	0	42.900
401	03	47	00	Primas al personal de alto nivel y de dirección	290.357	0	0	0	0	290.357
401	03	95	00	Otras primas al personal de alto nivel y de dirección	89.740	0	0	0	0	89.740
401	04	00	00	Complementos de sueldos y salarios	400.625	0	0	0	0	400.625
401	04	26	00	Bono compensatorio de alimentación al personal contratado	212.625	0	0	0	0	212.625
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	141.750	0	0	0	0	141.750
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	20.500	0	0	0	0	20.500
401	04	98	00	Otros complementos al personal contratado	25.750	0	0	0	0	25.750
401	06	00	00	Aportes patronales y legales	2.379.474	0	0	0	0	2.379.474
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	651.697	0	0	0	0	651.697
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	144.820	0	0	0	0	144.820
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	156.890	0	0	0	0	156.890
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	781.803	0	0	0	0	781.803
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	282.318	0	0	0	0	282.318
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	173.734	0	0	0	0	173.734
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	188.212	0	0	0	0	188.212

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128129 460107000 ARTE Y CULTURA: LA PRESENCIA INTERNACIONAL DE NUESTRO PUEBLO CREADOR

OBJETIVO DEL PROYECTO: COORDINAR ESTRATEGIAS Y ACCIONES CON LOS ORGANISMOS NACIONALES E INTERNACIONALES, UTILIZANDO COMO PLATAFORMA EL MARCO JURÍDICO NACIONAL, LOS ACUERDOS Y CONVENIOS ESTABLECIDOS ENTRE VENEZUELA Y OTRAS NACIONES PARA FOMENTAR EL INTERCAMBIO, ESTÍMULO Y APOYO A GRUPOS, PERSONAS Y COMUNIDADES DEL SECTOR ARTÍSTICO Y CULTURAL, CON EL FIN DE QUE AUMENTE Y SE CONSOLIDE LA PRESENCIA DE LA CULTURA NACIONAL EN EL EXTERIOR.

UNIDAD DE MEDIDA: EVENTO **META:** 70

RESPONSABLE/EJECUTOR: OFICINA DE INTEGRACIÓN Y ASUNTOS INTERNACIONALES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	00	00	Asistencia socio-económica	410.085	0	0	0	0	410.085
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	5.000	0	0	0	0	5.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	6.000	0	0	0	0	6.000
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	3.000	0	0	0	0	3.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	117.632	0	0	0	0	117.632
401	07	76	00	Ayudas por matrimonio al personal contratado	2.500	0	0	0	0	2.500
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	9.000	0	0	0	0	9.000
401	07	78	00	Ayudas por defunción al personal contratado	6.000	0	0	0	0	6.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	98.056	0	0	0	0	98.056
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	6.600	0	0	0	0	6.600
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	124.684	0	0	0	0	124.684
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	5.250	0	0	0	0	5.250
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	11.850	0	0	0	0	11.850
401	07	99	00	Otras subvenciones al personal contratado	14.513	0	0	0	0	14.513
401	08	00	00	Prestaciones sociales e indemnizaciones	402.522	0	0	0	0	402.522
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	184.226	0	0	0	0	184.226
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	218.296	0	0	0	0	218.296
401	95	00	00	Otros gastos del personal de alto nivel y de dirección	5.644	0	0	0	0	5.644
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	5.644	0	0	0	0	5.644
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.540.595**	**0**	**0**	**0**	**0**	**2.540.595**
402	01	00	00	Productos alimenticios y agropecuarios	1.153.095	0	0	0	0	1.153.095
402	01	01	00	Alimentos y bebidas para personas	1.153.095	0	0	0	0	1.153.095
402	03	00	00	Textiles y vestuarios	572.000	0	0	0	0	572.000
402	03	01	00	Textiles	36.000	0	0	0	0	36.000
402	03	02	00	Prendas de vestir	536.000	0	0	0	0	536.000
402	05	00	00	Productos de papel, cartón e impresos	97.600	0	0	0	0	97.600
402	05	01	00	Pulpa de madera, papel y cartón	40.800	0	0	0	0	40.800
402	05	02	00	Envases y cajas de papel y cartón	30.800	0	0	0	0	30.800
402	05	03	00	Productos de papel y cartón para oficina	26.000	0	0	0	0	26.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128129 460107000 ARTE Y CULTURA: LA PRESENCIA INTERNACIONAL DE NUESTRO PUEBLO CREADOR

OBJETIVO DEL PROYECTO: COORDINAR ESTRATEGIAS Y ACCIONES CON LOS ORGANISMOS NACIONALES E INTERNACIONALES, UTILIZANDO COMO PLATAFORMA EL MARCO JURÍDICO NACIONAL, LOS ACUERDOS Y CONVENIOS ESTABLECIDOS ENTRE VENEZUELA Y OTRAS NACIONES PARA FOMENTAR EL INTERCAMBIO, ESTÍMULO Y APOYO A GRUPOS, PERSONAS Y COMUNIDADES DEL SECTOR ARTÍSTICO Y CULTURAL, CON EL FIN DE QUE AUMENTE Y SE CONSOLIDE LA PRESENCIA DE LA CULTURA NACIONAL EN EL EXTERIOR.

UNIDAD DE MEDIDA: EVENTO **META:** 70

RESPONSABLE/EJECUTOR: OFICINA DE INTEGRACIÓN Y ASUNTOS INTERNACIONALES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	00	00	Productos químicos y derivados	218.721	0	0	0	0	218.721
402	06	03	00	Tintas, pinturas y colorantes	121.600	0	0	0	0	121.600
402	06	04	00	Productos farmacéuticos y medicamentos	41.321	0	0	0	0	41.321
402	06	06	00	Combustibles y lubricantes	600	0	0	0	0	600
402	06	08	00	Productos plásticos	55.200	0	0	0	0	55.200
402	10	00	00	Productos varios y útiles diversos	120.639	0	0	0	0	120.639
402	10	03	00	Utensilios de cocina y comedor	5.600	0	0	0	0	5.600
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	19.600	0	0	0	0	19.600
402	10	06	00	Condecoraciones, ofrendas y similares	50.439	0	0	0	0	50.439
402	10	08	00	Materiales para equipos de computación	45.000	0	0	0	0	45.000
402	99	00	00	Otros materiales y suministros	378.540	0	0	0	0	378.540
402	99	01	00	Otros materiales y suministros	378.540	0	0	0	0	378.540
403	**00**	**00**	**00**	**Servicios no personales**	**24.675.930**	**0**	**0**	**0**	**0**	**24.675.930**
403	03	00	00	Derechos sobre bienes intangibles	48.000	0	0	0	0	48.000
403	03	03	00	Paquetes y programas de computación	48.000	0	0	0	0	48.000
403	06	00	00	Servicios de transporte y almacenaje	175.200	0	0	0	0	175.200
403	06	01	00	Fletes y embalajes	174.000	0	0	0	0	174.000
403	06	03	00	Estacionamiento	1.200	0	0	0	0	1.200
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.875.201	0	0	0	0	6.875.201
403	07	02	00	Imprenta y reproducción	2.100.218	0	0	0	0	2.100.218
403	07	03	00	Relaciones sociales	4.774.983	0	0	0	0	4.774.983
403	09	00	00	Viáticos y pasajes	13.120.437	0	0	0	0	13.120.437
403	09	01	00	Viáticos y pasajes dentro del país	1.998.841	0	0	0	0	1.998.841
403	09	02	00	Viáticos y pasajes fuera del país	11.121.596	0	0	0	0	11.121.596
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	852.632	0	0	0	0	852.632
403	10	99	00	Otros servicios profesionales y técnicos	852.632	0	0	0	0	852.632
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	12.000	0	0	0	0	12.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	12.000	0	0	0	0	12.000
403	18	00	00	Impuestos indirectos	3.568.460	0	0	0	0	3.568.460

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128129 460107000 ARTE Y CULTURA: LA PRESENCIA INTERNACIONAL DE NUESTRO PUEBLO CREADOR

OBJETIVO DEL PROYECTO: COORDINAR ESTRATEGIAS Y ACCIONES CON LOS ORGANISMOS NACIONALES E INTERNACIONALES, UTILIZANDO COMO PLATAFORMA EL MARCO JURÍDICO NACIONAL, LOS ACUERDOS Y CONVENIOS ESTABLECIDOS ENTRE VENEZUELA Y OTRAS NACIONES PARA FOMENTAR EL INTERCAMBIO, ESTÍMULO Y APOYO A GRUPOS, PERSONAS Y COMUNIDADES DEL SECTOR ARTÍSTICO Y CULTURAL, CON EL FIN DE QUE AUMENTE Y SE CONSOLIDE LA PRESENCIA DE LA CULTURA NACIONAL EN EL EXTERIOR.

UNIDAD DE MEDIDA: EVENTO **META:** 70

RESPONSABLE/EJECUTOR: OFICINA DE INTEGRACIÓN Y ASUNTOS INTERNACIONALES **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	3.568.460	0	0	0	0	3.568.460
403	99	00	00	Otros servicios no personales	24.000	0	0	0	0	24.000
403	99	01	00	Otros servicios no personales	24.000	0	0	0	0	24.000
404	**00**	**00**	**00**	**Activos reales**	**150.000**	**0**	**0**	**0**	**0**	**150.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	150.000	0	0	0	0	150.000
404	09	01	00	Mobiliario y equipos de oficina	45.000	0	0	0	0	45.000
404	09	02	00	Equipos de computación	105.000	0	0	0	0	105.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.091.000**	**0**	**0**	**0**	**0**	**2.091.000**
407	01	00	00	Transferencias y donaciones corrientes internas	2.091.000	0	0	0	0	2.091.000
407	01	02	00	Donaciones corrientes internas al sector privado	2.091.000	0	0	0	0	2.091.000
407	01	02	01	Donaciones corrientes a personas	2.091.000	0	0	0	0	2.091.000
				Totales	**34.890.698**	**0**	**0**	**0**	**0**	**34.890.698**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 128129 460107000 ARTE Y CULTURA: LA PRESENCIA INTERNACIONAL DE NUESTRO PUEBLO CREADOR

OBJETIVO DEL PROYECTO: COORDINAR ESTRATEGIAS Y ACCIONES CON LOS ORGANISMOS NACIONALES E INTERNACIONALES, UTILIZANDO COMO PLATAFORMA EL MARCO JURÍDICO NACIONAL, LOS ACUERDOS Y CONVENIOS ESTABLECIDOS ENTRE VENEZUELA Y OTRAS NACIONES PARA FOMENTAR EL INTERCAMBIO, ESTÍMULO Y APOYO A GRUPOS, PERSONAS Y COMUNIDADES DEL SECTOR ARTÍSTICO Y CULTURAL, CON EL FIN DE QUE AUMENTE Y SE CONSOLIDE LA PRESENCIA DE LA CULTURA NACIONAL EN EL EXTERIOR.

UNIDAD DE MEDIDA: EVENTO

META: 70

RESPONSABLE/EJECUTOR: OFICINA DE INTEGRACIÓN Y ASUNTOS INTERNACIONALES

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128129 460107000 ARTE Y CULTURA: LA PRESENCIA INTERNACIONAL DE NUESTRO PUEBLO CREADOR

OBJETIVO DEL PROYECTO: COORDINAR ESTRATEGIAS Y ACCIONES CON LOS ORGANISMOS NACIONALES E INTERNACIONALES, UTILIZANDO COMO PLATAFORMA EL MARCO JURÍDICO NACIONAL, LOS ACUERDOS Y CONVENIOS ESTABLECIDOS ENTRE VENEZUELA Y OTRAS NACIONES PARA FOMENTAR EL INTERCAMBIO, ESTÍMULO Y APOYO A GRUPOS, PERSONAS Y COMUNIDADES DEL SECTOR ARTÍSTICO Y CULTURAL, CON EL FIN DE QUE AUMENTE Y SE CONSOLIDE LA PRESENCIA DE LA CULTURA NACIONAL EN EL EXTERIOR.

UNIDAD DE MEDIDA: EVENTO **META:** 70

RESPONSABLE/EJECUTOR: OFICINA DE INTEGRACIÓN Y ASUNTOS INTERNACIONALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460107001 LA CULTURA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN EL EXTERIOR. ACCIONES PARA LA PROMOCIÓN

UNIDAD DE MEDIDA: EVENTO **META:** 35

RESPONSABLE/EJECUTOR: 00009 OFICINA DE INTEGRACIÓN Y ASUNTOS INTERNACIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**5.433.173**	**0**	**0**	**0**	**0**	**5.433.173**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.120.374	0	0	0	0	1.120.374
401	01	18	00	Remuneraciones al personal contratado	806.564	0	0	0	0	806.564
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	456.564	0	0	0	0	456.564
401	01	18	02	Remuneraciones por honorarios profesionales	350.000	0	0	0	0	350.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	311.710	0	0	0	0	311.710
401	01	99	00	Otras retribuciones	2.100	0	0	0	0	2.100
401	03	00	00	Primas	714.449	0	0	0	0	714.449
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	98.707	0	0	0	0	98.707
401	03	37	00	Primas de transporte al personal contratado	95.760	0	0	0	0	95.760
401	03	39	00	Primas por hijos al personal contratado	10.500	0	0	0	0	10.500
401	03	40	00	Primas de profesionalización al personal contratado	86.485	0	0	0	0	86.485
401	03	41	00	Primas por antigüedad al personal contratado	42.900	0	0	0	0	42.900
401	03	47	00	Primas al personal de alto nivel y de dirección	290.357	0	0	0	0	290.357
401	03	95	00	Otras primas al personal de alto nivel y de dirección	89.740	0	0	0	0	89.740
401	04	00	00	Complementos de sueldos y salarios	400.625	0	0	0	0	400.625
401	04	26	00	Bono compensatorio de alimentación al personal contratado	212.625	0	0	0	0	212.625
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	141.750	0	0	0	0	141.750
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	20.500	0	0	0	0	20.500
401	04	98	00	Otros complementos al personal contratado	25.750	0	0	0	0	25.750
401	06	00	00	Aportes patronales y legales	2.379.474	0	0	0	0	2.379.474
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	651.697	0	0	0	0	651.697
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	144.820	0	0	0	0	144.820
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	156.890	0	0	0	0	156.890

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128129 460107000 ARTE Y CULTURA: LA PRESENCIA INTERNACIONAL DE NUESTRO PUEBLO CREADOR

OBJETIVO DEL PROYECTO: COORDINAR ESTRATEGIAS Y ACCIONES CON LOS ORGANISMOS NACIONALES E INTERNACIONALES, UTILIZANDO COMO PLATAFORMA EL MARCO JURÍDICO NACIONAL, LOS ACUERDOS Y CONVENIOS ESTABLECIDOS ENTRE VENEZUELA Y OTRAS NACIONES PARA FOMENTAR EL INTERCAMBIO, ESTÍMULO Y APOYO A GRUPOS, PERSONAS Y COMUNIDADES DEL SECTOR ARTÍSTICO Y CULTURAL, CON EL FIN DE QUE AUMENTE Y SE CONSOLIDE LA PRESENCIA DE LA CULTURA NACIONAL EN EL EXTERIOR.

UNIDAD DE MEDIDA: EVENTO **META:** 70

RESPONSABLE/EJECUTOR: OFICINA DE INTEGRACIÓN Y ASUNTOS INTERNACIONALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460107001 LA CULTURA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN EL EXTERIOR. ACCIONES PARA LA PROMOCIÓN

UNIDAD DE MEDIDA: EVENTO **META:** 35

RESPONSABLE/EJECUTOR: 00009 OFICINA DE INTEGRACIÓN Y ASUNTOS INTERNACIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	781.803	0	0	0	0	781.803
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	282.318	0	0	0	0	282.318
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	173.734	0	0	0	0	173.734
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	188.212	0	0	0	0	188.212
401	07	00	00	Asistencia socio-económica	410.085	0	0	0	0	410.085
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	5.000	0	0	0	0	5.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	6.000	0	0	0	0	6.000
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	3.000	0	0	0	0	3.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	117.632	0	0	0	0	117.632
401	07	76	00	Ayudas por matrimonio al personal contratado	2.500	0	0	0	0	2.500
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	9.000	0	0	0	0	9.000
401	07	78	00	Ayudas por defunción al personal contratado	6.000	0	0	0	0	6.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	98.056	0	0	0	0	98.056
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	6.600	0	0	0	0	6.600
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	124.684	0	0	0	0	124.684
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	5.250	0	0	0	0	5.250
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	11.850	0	0	0	0	11.850
401	07	99	00	Otras subvenciones al personal contratado	14.513	0	0	0	0	14.513
401	08	00	00	Prestaciones sociales e indemnizaciones	402.522	0	0	0	0	402.522
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	184.226	0	0	0	0	184.226
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	218.296	0	0	0	0	218.296
401	95	00	00	Otros gastos del personal de alto nivel y de dirección	5.644	0	0	0	0	5.644
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	5.644	0	0	0	0	5.644

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128129 460107000 ARTE Y CULTURA: LA PRESENCIA INTERNACIONAL DE NUESTRO PUEBLO CREADOR

OBJETIVO DEL PROYECTO: COORDINAR ESTRATEGIAS Y ACCIONES CON LOS ORGANISMOS NACIONALES E INTERNACIONALES, UTILIZANDO COMO PLATAFORMA EL MARCO JURÍDICO NACIONAL, LOS ACUERDOS Y CONVENIOS ESTABLECIDOS ENTRE VENEZUELA Y OTRAS NACIONES PARA FOMENTAR EL INTERCAMBIO, ESTÍMULO Y APOYO A GRUPOS, PERSONAS Y COMUNIDADES DEL SECTOR ARTÍSTICO Y CULTURAL, CON EL FIN DE QUE AUMENTE Y SE CONSOLIDE LA PRESENCIA DE LA CULTURA NACIONAL EN EL EXTERIOR.

UNIDAD DE MEDIDA: EVENTO **META:** 70

RESPONSABLE/EJECUTOR: OFICINA DE INTEGRACIÓN Y ASUNTOS INTERNACIONALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460107001 LA CULTURA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN EL EXTERIOR. ACCIONES PARA LA PROMOCIÓN

UNIDAD DE MEDIDA: EVENTO **META:** 35

RESPONSABLE/EJECUTOR: 00009 OFICINA DE INTEGRACIÓN Y ASUNTOS INTERNACIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.462.500**	**0**	**0**	**0**	**0**	**1.462.500**
402	01	00	00	Productos alimenticios y agropecuarios	175.000	0	0	0	0	175.000
402	01	01	00	Alimentos y bebidas para personas	175.000	0	0	0	0	175.000
402	03	00	00	Textiles y vestuarios	572.000	0	0	0	0	572.000
402	03	01	00	Textiles	36.000	0	0	0	0	36.000
402	03	02	00	Prendas de vestir	536.000	0	0	0	0	536.000
402	05	00	00	Productos de papel, cartón e impresos	97.600	0	0	0	0	97.600
402	05	01	00	Pulpa de madera, papel y cartón	40.800	0	0	0	0	40.800
402	05	02	00	Envases y cajas de papel y cartón	30.800	0	0	0	0	30.800
402	05	03	00	Productos de papel y cartón para oficina	26.000	0	0	0	0	26.000
402	06	00	00	Productos químicos y derivados	187.160	0	0	0	0	187.160
402	06	03	00	Tintas, pinturas y colorantes	110.800	0	0	0	0	110.800
402	06	04	00	Productos farmacéuticos y medicamentos	35.660	0	0	0	0	35.660
402	06	06	00	Combustibles y lubricantes	600	0	0	0	0	600
402	06	08	00	Productos plásticos	40.100	0	0	0	0	40.100
402	10	00	00	Productos varios y útiles diversos	87.200	0	0	0	0	87.200
402	10	03	00	Utensilios de cocina y comedor	5.600	0	0	0	0	5.600
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	19.600	0	0	0	0	19.600
402	10	06	00	Condecoraciones, ofrendas y similares	32.000	0	0	0	0	32.000
402	10	08	00	Materiales para equipos de computación	30.000	0	0	0	0	30.000
402	99	00	00	Otros materiales y suministros	343.540	0	0	0	0	343.540
402	99	01	00	Otros materiales y suministros	343.540	0	0	0	0	343.540
403	**00**	**00**	**00**	**Servicios no personales**	**8.909.681**	**0**	**0**	**0**	**0**	**8.909.681**
403	06	00	00	Servicios de transporte y almacenaje	100.600	0	0	0	0	100.600
403	06	01	00	Fletes y embalajes	100.000	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128129 460107000 ARTE Y CULTURA: LA PRESENCIA INTERNACIONAL DE NUESTRO PUEBLO CREADOR

OBJETIVO DEL PROYECTO: COORDINAR ESTRATEGIAS Y ACCIONES CON LOS ORGANISMOS NACIONALES E INTERNACIONALES, UTILIZANDO COMO PLATAFORMA EL MARCO JURÍDICO NACIONAL, LOS ACUERDOS Y CONVENIOS ESTABLECIDOS ENTRE VENEZUELA Y OTRAS NACIONES PARA FOMENTAR EL INTERCAMBIO, ESTÍMULO Y APOYO A GRUPOS, PERSONAS Y COMUNIDADES DEL SECTOR ARTÍSTICO Y CULTURAL, CON EL FIN DE QUE AUMENTE Y SE CONSOLIDE LA PRESENCIA DE LA CULTURA NACIONAL EN EL EXTERIOR.

UNIDAD DE MEDIDA: EVENTO **META:** 70

RESPONSABLE/EJECUTOR: OFICINA DE INTEGRACIÓN Y ASUNTOS INTERNACIONALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460107001 LA CULTURA DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN EL EXTERIOR. ACCIONES PARA LA PROMOCIÓN

UNIDAD DE MEDIDA: EVENTO **META:** 35

RESPONSABLE/EJECUTOR: 00009 OFICINA DE INTEGRACIÓN Y ASUNTOS INTERNACIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	03	00	Estacionamiento	600	0	0	0	0	600
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.652.000	0	0	0	0	1.652.000
403	07	02	00	Imprenta y reproducción	500.000	0	0	0	0	500.000
403	07	03	00	Relaciones sociales	1.152.000	0	0	0	0	1.152.000
403	09	00	00	Viáticos y pasajes	5.415.081	0	0	0	0	5.415.081
403	09	01	00	Viáticos y pasajes dentro del país	900.000	0	0	0	0	900.000
403	09	02	00	Viáticos y pasajes fuera del país	4.515.081	0	0	0	0	4.515.081
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	90.000	0	0	0	0	90.000
403	10	99	00	Otros servicios profesionales y técnicos	90.000	0	0	0	0	90.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	12.000	0	0	0	0	12.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	12.000	0	0	0	0	12.000
403	18	00	00	Impuestos indirectos	1.616.000	0	0	0	0	1.616.000
403	18	01	00	Impuesto al valor agregado	1.616.000	0	0	0	0	1.616.000
403	99	00	00	Otros servicios no personales	24.000	0	0	0	0	24.000
403	99	01	00	Otros servicios no personales	24.000	0	0	0	0	24.000
404	**00**	**00**	**00**	**Activos reales**	**45.000**	**0**	**0**	**0**	**0**	**45.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	45.000	0	0	0	0	45.000
404	09	01	00	Mobiliario y equipos de oficina	45.000	0	0	0	0	45.000
				Totales	**15.850.354**	**0**	**0**	**0**	**0**	**15.850.354**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128129 460107000 ARTE Y CULTURA: LA PRESENCIA INTERNACIONAL DE NUESTRO PUEBLO CREADOR

OBJETIVO DEL PROYECTO: COORDINAR ESTRATEGIAS Y ACCIONES CON LOS ORGANISMOS NACIONALES E INTERNACIONALES, UTILIZANDO COMO PLATAFORMA EL MARCO JURÍDICO NACIONAL, LOS ACUERDOS Y CONVENIOS ESTABLECIDOS ENTRE VENEZUELA Y OTRAS NACIONES PARA FOMENTAR EL INTERCAMBIO, ESTÍMULO Y APOYO A GRUPOS, PERSONAS Y COMUNIDADES DEL SECTOR ARTÍSTICO Y CULTURAL, CON EL FIN DE QUE AUMENTE Y SE CONSOLIDE LA PRESENCIA DE LA CULTURA NACIONAL EN EL EXTERIOR.

UNIDAD DE MEDIDA: EVENTO **META:** 70

RESPONSABLE/EJECUTOR: OFICINA DE INTEGRACIÓN Y ASUNTOS INTERNACIONALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460107002 INTERCAMBIO Y COOPERACIÓN INTERNACIONAL. SUSCRIPCIÓN, EJECUCIÓN Y SEGUIMIENTO DE ACUERDOS, CONVENIOS Y PROGRAMAS CULTURALES.

UNIDAD DE MEDIDA: EVENTO **META:** 15

RESPONSABLE/EJECUTOR: 00009 OFICINA DE INTEGRACIÓN Y ASUNTOS INTERNACIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**525.000**	**0**	**0**	**0**	**0**	**525.000**
402	01	00	00	Productos alimenticios y agropecuarios	525.000	0	0	0	0	525.000
402	01	01	00	Alimentos y bebidas para personas	525.000	0	0	0	0	525.000
403	**00**	**00**	**00**	**Servicios no personales**	**8.037.445**	**0**	**0**	**0**	**0**	**8.037.445**
403	06	00	00	Servicios de transporte y almacenaje	74.000	0	0	0	0	74.000
403	06	01	00	Fletes y embalajes	74.000	0	0	0	0	74.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.613.844	0	0	0	0	2.613.844
403	07	02	00	Imprenta y reproducción	831.831	0	0	0	0	831.831
403	07	03	00	Relaciones sociales	1.782.013	0	0	0	0	1.782.013
403	09	00	00	Viáticos y pasajes	3.798.841	0	0	0	0	3.798.841
403	09	01	00	Viáticos y pasajes dentro del país	498.841	0	0	0	0	498.841
403	09	02	00	Viáticos y pasajes fuera del país	3.300.000	0	0	0	0	3.300.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	610.000	0	0	0	0	610.000
403	10	99	00	Otros servicios profesionales y técnicos	610.000	0	0	0	0	610.000
403	18	00	00	Impuestos indirectos	940.760	0	0	0	0	940.760
403	18	01	00	Impuesto al valor agregado	940.760	0	0	0	0	940.760
407	**00**	**00**	**00**	**Transferencias y donaciones**	**150.000**	**0**	**0**	**0**	**0**	**150.000**
407	01	00	00	Transferencias y donaciones corrientes internas	150.000	0	0	0	0	150.000
407	01	02	00	Donaciones corrientes internas al sector privado	150.000	0	0	0	0	150.000
407	01	02	01	Donaciones corrientes a personas	150.000	0	0	0	0	150.000
				Totales	**8.712.445**	**0**	**0**	**0**	**0**	**8.712.445**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128129 460107000 ARTE Y CULTURA: LA PRESENCIA INTERNACIONAL DE NUESTRO PUEBLO CREADOR

OBJETIVO DEL PROYECTO: COORDINAR ESTRATEGIAS Y ACCIONES CON LOS ORGANISMOS NACIONALES E INTERNACIONALES, UTILIZANDO COMO PLATAFORMA EL MARCO JURÍDICO NACIONAL, LOS ACUERDOS Y CONVENIOS ESTABLECIDOS ENTRE VENEZUELA Y OTRAS NACIONES PARA FOMENTAR EL INTERCAMBIO, ESTÍMULO Y APOYO A GRUPOS, PERSONAS Y COMUNIDADES DEL SECTOR ARTÍSTICO Y CULTURAL, CON EL FIN DE QUE AUMENTE Y SE CONSOLIDE LA PRESENCIA DE LA CULTURA NACIONAL EN EL EXTERIOR.

UNIDAD DE MEDIDA: EVENTO **META:** 70

RESPONSABLE/EJECUTOR: OFICINA DE INTEGRACIÓN Y ASUNTOS INTERNACIONALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460107003 RED DE INTELECTUALES Y ARTISTAS EN DEFENSA DE LA HUMANIDAD, POR EL BIEN COMÚN Y BIENESTAR DE LOS CIUDADANOS.

UNIDAD DE MEDIDA: EVENTO **META:** 5

RESPONSABLE/EJECUTOR: 00009 OFICINA DE INTEGRACIÓN Y ASUNTOS INTERNACIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**202.500**	0	0	0	0	**202.500**
402	01	00	00	Productos alimenticios y agropecuarios	102.500	0	0	0	0	102.500
402	01	01	00	Alimentos y bebidas para personas	102.500	0	0	0	0	102.500
402	06	00	00	Productos químicos y derivados	31.561	0	0	0	0	31.561
402	06	03	00	Tintas, pinturas y colorantes	10.800	0	0	0	0	10.800
402	06	04	00	Productos farmacéuticos y medicamentos	5.661	0	0	0	0	5.661
402	06	08	00	Productos plásticos	15.100	0	0	0	0	15.100
402	10	00	00	Productos varios y útiles diversos	33.439	0	0	0	0	33.439
402	10	06	00	Condecoraciones, ofrendas y similares	18.439	0	0	0	0	18.439
402	10	08	00	Materiales para equipos de computación	15.000	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	35.000	0	0	0	0	35.000
402	99	01	00	Otros materiales y suministros	35.000	0	0	0	0	35.000
403	00	00	00	**Servicios no personales**	**4.046.182**	0	0	0	0	**4.046.182**
403	03	00	00	Derechos sobre bienes intangibles	48.000	0	0	0	0	48.000
403	03	03	00	Paquetes y programas de computación	48.000	0	0	0	0	48.000
403	06	00	00	Servicios de transporte y almacenaje	600	0	0	0	0	600
403	06	03	00	Estacionamiento	600	0	0	0	0	600
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.294.950	0	0	0	0	1.294.950
403	07	02	00	Imprenta y reproducción	294.950	0	0	0	0	294.950
403	07	03	00	Relaciones sociales	1.000.000	0	0	0	0	1.000.000
403	09	00	00	Viáticos y pasajes	1.900.000	0	0	0	0	1.900.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	300.000
403	09	02	00	Viáticos y pasajes fuera del país	1.600.000	0	0	0	0	1.600.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	152.632	0	0	0	0	152.632
403	10	99	00	Otros servicios profesionales y técnicos	152.632	0	0	0	0	152.632

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 128129 460107000 ARTE Y CULTURA: LA PRESENCIA INTERNACIONAL DE NUESTRO PUEBLO CREADOR

OBJETIVO DEL PROYECTO: COORDINAR ESTRATEGIAS Y ACCIONES CON LOS ORGANISMOS NACIONALES E INTERNACIONALES, UTILIZANDO COMO PLATAFORMA EL MARCO JURÍDICO NACIONAL, LOS ACUERDOS Y CONVENIOS ESTABLECIDOS ENTRE VENEZUELA Y OTRAS NACIONES PARA FOMENTAR EL INTERCAMBIO, ESTÍMULO Y APOYO A GRUPOS, PERSONAS Y COMUNIDADES DEL SECTOR ARTÍSTICO Y CULTURAL, CON EL FIN DE QUE AUMENTE Y SE CONSOLIDE LA PRESENCIA DE LA CULTURA NACIONAL EN EL EXTERIOR.

UNIDAD DE MEDIDA: EVENTO **META:** 70

RESPONSABLE/EJECUTOR: OFICINA DE INTEGRACIÓN Y ASUNTOS INTERNACIONALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460107003 RED DE INTELECTUALES Y ARTISTAS EN DEFENSA DE LA HUMANIDAD, POR EL BIEN COMÚN Y BIENESTAR DE LOS CIUDADANOS.

UNIDAD DE MEDIDA: EVENTO **META:** 5

RESPONSABLE/EJECUTOR: 00009 OFICINA DE INTEGRACIÓN Y ASUNTOS INTERNACIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	650.000	0	0	0	0	650.000
403	18	01	00	Impuesto al valor agregado	650.000	0	0	0	0	650.000
404	**00**	**00**	**00**	**Activos reales**	**105.000**	**0**	**0**	**0**	**0**	**105.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	105.000	0	0	0	0	105.000
404	09	02	00	Equipos de computación	105.000	0	0	0	0	105.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.941.000**	**0**	**0**	**0**	**0**	**1.941.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.941.000	0	0	0	0	1.941.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.941.000	0	0	0	0	1.941.000
407	01	02	01	Donaciones corrientes a personas	1.941.000	0	0	0	0	1.941.000
				Totales	**6.294.682**	**0**	**0**	**0**	**0**	**6.294.682**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 128129 460107000 ARTE Y CULTURA: LA PRESENCIA INTERNACIONAL DE NUESTRO PUEBLO CREADOR

OBJETIVO DEL PROYECTO: COORDINAR ESTRATEGIAS Y ACCIONES CON LOS ORGANISMOS NACIONALES E INTERNACIONALES, UTILIZANDO COMO PLATAFORMA EL MARCO JURÍDICO NACIONAL, LOS ACUERDOS Y CONVENIOS ESTABLECIDOS ENTRE VENEZUELA Y OTRAS NACIONES PARA FOMENTAR EL INTERCAMBIO, ESTÍMULO Y APOYO A GRUPOS, PERSONAS Y COMUNIDADES DEL SECTOR ARTÍSTICO Y CULTURAL, CON EL FIN DE QUE AUMENTE Y SE CONSOLIDE LA PRESENCIA DE LA CULTURA NACIONAL EN EL EXTERIOR.

UNIDAD DE MEDIDA: EVENTO **META:** 70

RESPONSABLE/EJECUTOR: OFICINA DE INTEGRACIÓN Y ASUNTOS INTERNACIONALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460107004 PROMOCIÓN DE LA CULTURA DE PUEBLOS HERMANOS EN VENEZUELA. LA PRESENCIA INTERNACIONAL EN EL PAÍS.

UNIDAD DE MEDIDA: EVENTO **META:** 15

RESPONSABLE/EJECUTOR: 00009 OFICINA DE INTEGRACIÓN Y ASUNTOS INTERNACIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**350.595**	**0**	**0**	**0**	**0**	**350.595**
402	01	00	00	Productos alimenticios y agropecuarios	350.595	0	0	0	0	350.595
402	01	01	00	Alimentos y bebidas para personas	350.595	0	0	0	0	350.595
403	00	00	00	**Servicios no personales**	**3.682.622**	**0**	**0**	**0**	**0**	**3.682.622**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.314.407	0	0	0	0	1.314.407
403	07	02	00	Imprenta y reproducción	473.437	0	0	0	0	473.437
403	07	03	00	Relaciones sociales	840.970	0	0	0	0	840.970
403	09	00	00	Viáticos y pasajes	2.006.515	0	0	0	0	2.006.515
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	300.000
403	09	02	00	Viáticos y pasajes fuera del país	1.706.515	0	0	0	0	1.706.515
403	18	00	00	Impuestos indirectos	361.700	0	0	0	0	361.700
403	18	01	00	Impuesto al valor agregado	361.700	0	0	0	0	361.700
				Totales	**4.033.217**	**0**	**0**	**0**	**0**	**4.033.217**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128215 460108000 IMPULSAR LA CONSTITUCIÓN DE REDES DE PRODUCCIÓN CULTURAL

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UN SISTEMA PRODUCTIVO CULTURAL SÓLIDO, BASADO EN LA ORGANIZACIÓN DE UNIDADES PRODUCTIVAS COMUNITARIAS, ESTADALES, PRIVADAS O MIXTAS, COMO SUJETOS DE LA CULTURA, QUE GARANTICEN Y SATISFAGAN LA DEMANDA DEL SECTOR, DINAMIZANDO LA ECONOMÍA CULTURAL.

UNIDAD DE MEDIDA: RED **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO DE CULTURA PARA EL FOMENTO DE LA ECONOMÍA CULTURAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**720.000**	**0**	**0**	**0**	**0**	**720.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	720.000	0	0	0	0	720.000
401	01	18	00	Remuneraciones al personal contratado	720.000	0	0	0	0	720.000
401	01	18	02	Remuneraciones por honorarios profesionales	720.000	0	0	0	0	720.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**123.027**	**0**	**0**	**0**	**0**	**123.027**
402	01	00	00	Productos alimenticios y agropecuarios	11.520	0	0	0	0	11.520
402	01	01	00	Alimentos y bebidas para personas	11.520	0	0	0	0	11.520
402	05	00	00	Productos de papel, cartón e impresos	10.697	0	0	0	0	10.697
402	05	03	00	Productos de papel y cartón para oficina	5.897	0	0	0	0	5.897
402	05	04	00	Libros, revistas y periódicos	4.800	0	0	0	0	4.800
402	06	00	00	Productos químicos y derivados	13.910	0	0	0	0	13.910
402	06	03	00	Tintas, pinturas y colorantes	13.910	0	0	0	0	13.910
402	10	00	00	Productos varios y útiles diversos	11.900	0	0	0	0	11.900
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	11.900	0	0	0	0	11.900
402	99	00	00	Otros materiales y suministros	75.000	0	0	0	0	75.000
402	99	01	00	Otros materiales y suministros	75.000	0	0	0	0	75.000
403	**00**	**00**	**00**	**Servicios no personales**	**706.514**	**0**	**0**	**0**	**0**	**706.514**
403	07	00	00	Servicios de información, impresión y relaciones públicas	13.500	0	0	0	0	13.500
403	07	01	00	Publicidad y propaganda	1.500	0	0	0	0	1.500
403	07	02	00	Imprenta y reproducción	12.000	0	0	0	0	12.000
403	09	00	00	Viáticos y pasajes	370.270	0	0	0	0	370.270
403	09	01	00	Viáticos y pasajes dentro del país	370.270	0	0	0	0	370.270
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	6.000	0	0	0	0	6.000
403	10	07	00	Servicios de capacitación y adiestramiento	6.000	0	0	0	0	6.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	118.800	0	0	0	0	118.800
403	16	01	00	Servicios de diversión, esparcimiento y culturales	118.800	0	0	0	0	118.800
403	18	00	00	Impuestos indirectos	193.944	0	0	0	0	193.944
403	18	01	00	Impuesto al valor agregado	193.944	0	0	0	0	193.944
403	99	00	00	Otros servicios no personales	4.000	0	0	0	0	4.000
403	99	01	00	Otros servicios no personales	4.000	0	0	0	0	4.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128215 460108000 IMPULSAR LA CONSTITUCIÓN DE REDES DE PRODUCCIÓN CULTURAL

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UN SISTEMA PRODUCTIVO CULTURAL SÓLIDO, BASADO EN LA ORGANIZACIÓN DE UNIDADES PRODUCTIVAS COMUNITARIAS, ESTADALES, PRIVADAS O MIXTAS, COMO SUJETOS DE LA CULTURA, QUE GARANTICEN Y SATISFAGAN LA DEMANDA DEL SECTOR, DINAMIZANDO LA ECONOMÍA CULTURAL.

UNIDAD DE MEDIDA: RED **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO DE CULTURA PARA EL FOMENTO DE LA ECONOMÍA CULTURAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**48.000**	**0**	**0**	**0**	**0**	**48.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	48.000	0	0	0	0	48.000
404	09	01	00	Mobiliario y equipos de oficina	15.000	0	0	0	0	15.000
404	09	02	00	Equipos de computación	25.000	0	0	0	0	25.000
404	09	03	00	Mobiliario y equipos de alojamiento	8.000	0	0	0	0	8.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**750.030**	**0**	**0**	**0**	**0**	**750.030**
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	750.030	0	0	0	0	750.030
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	750.030	0	0	0	0	750.030
407	12	01	01	Transferencias Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	500.030	0	0	0	0	500.030
407	12	01	02	Donaciones Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	250.000	0	0	0	0	250.000
				Totales	**2.347.571**	**0**	**0**	**0**	**0**	**2.347.571**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 46 - 84

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128215 460108000 IMPULSAR LA CONSTITUCIÓN DE REDES DE PRODUCCIÓN CULTURAL

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UN SISTEMA PRODUCTIVO CULTURAL SÓLIDO, BASADO EN LA ORGANIZACIÓN DE UNIDADES PRODUCTIVAS COMUNITARIAS, ESTADALES, PRIVADAS O MIXTAS, COMO SUJETOS DE LA CULTURA, QUE GARANTICEN Y SATISFAGAN LA DEMANDA DEL SECTOR, DINAMIZANDO LA ECONOMÍA CULTURAL.

UNIDAD DE MEDIDA: RED **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO DE CULTURA PARA EL FOMENTO DE LA ECONOMÍA CULTURAL **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128215 460108000 IMPULSAR LA CONSTITUCIÓN DE REDES DE PRODUCCIÓN CULTURAL

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UN SISTEMA PRODUCTIVO CULTURAL SÓLIDO, BASADO EN LA ORGANIZACIÓN DE UNIDADES PRODUCTIVAS COMUNITARIAS, ESTADALES, PRIVADAS O MIXTAS, COMO SUJETOS DE LA CULTURA, QUE GARANTICEN Y SATISFAGAN LA DEMANDA DEL SECTOR, DINAMIZANDO LA ECONOMÍA CULTURAL.

UNIDAD DE MEDIDA: RED **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO DE CULTURA PARA EL FOMENTO DE LA ECONOMÍA CULTURAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460108001 ARTICULAR CON EL PODER POPULAR, COMUNIDADES DE CULTORES, REDES PRODUCTIVAS, EMPRESAS DEL ESTADO E INSTITUCIONES REGIONALES Y LOCALES PARA LA IDENTIFICACIÓN, ORGANIZACIÓN Y CONSTITUCIÓN DE REDES CON POTENCIAL SOCIOPRODUCTIVO CULTURAL EN LOS 24 ESTADOS DEL PAÍS.

UNIDAD DE MEDIDA: RED **META:** 24

RESPONSABLE/EJECUTOR: 00032 DESPACHO DE VICEMINISTRO DE CULTURA PARA EL FOMENTO DE LA ECONOMÍA CULTURAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**432.000**	**0**	**0**	**0**	**0**	**432.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	432.000	0	0	0	0	432.000
401	01	18	00	Remuneraciones al personal contratado	432.000	0	0	0	0	432.000
401	01	18	02	Remuneraciones por honorarios profesionales	432.000	0	0	0	0	432.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**61.514**	**0**	**0**	**0**	**0**	**61.514**
402	01	00	00	Productos alimenticios y agropecuarios	5.760	0	0	0	0	5.760
402	01	01	00	Alimentos y bebidas para personas	5.760	0	0	0	0	5.760
402	05	00	00	Productos de papel, cartón e impresos	5.349	0	0	0	0	5.349
402	05	03	00	Productos de papel y cartón para oficina	2.949	0	0	0	0	2.949
402	05	04	00	Libros, revistas y periódicos	2.400	0	0	0	0	2.400
402	06	00	00	Productos químicos y derivados	6.955	0	0	0	0	6.955
402	06	03	00	Tintas, pinturas y colorantes	6.955	0	0	0	0	6.955
402	10	00	00	Productos varios y útiles diversos	5.950	0	0	0	0	5.950
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.950	0	0	0	0	5.950
402	99	00	00	Otros materiales y suministros	37.500	0	0	0	0	37.500
402	99	01	00	Otros materiales y suministros	37.500	0	0	0	0	37.500
403	**00**	**00**	**00**	**Servicios no personales**	**228.272**	**0**	**0**	**0**	**0**	**228.272**
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.750	0	0	0	0	6.750
403	07	01	00	Publicidad y propaganda	750	0	0	0	0	750
403	07	02	00	Imprenta y reproducción	6.000	0	0	0	0	6.000
403	09	00	00	Viáticos y pasajes	750	0	0	0	0	750
403	09	01	00	Viáticos y pasajes dentro del país	750	0	0	0	0	750
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.000	0	0	0	0	3.000
403	10	07	00	Servicios de capacitación y adiestramiento	3.000	0	0	0	0	3.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	118.800	0	0	0	0	118.800

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128215 460108000 IMPULSAR LA CONSTITUCIÓN DE REDES DE PRODUCCIÓN CULTURAL

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UN SISTEMA PRODUCTIVO CULTURAL SÓLIDO, BASADO EN LA ORGANIZACIÓN DE UNIDADES PRODUCTIVAS COMUNITARIAS, ESTADALES, PRIVADAS O MIXTAS, COMO SUJETOS DE LA CULTURA, QUE GARANTICEN Y SATISFAGAN LA DEMANDA DEL SECTOR, DINAMIZANDO LA ECONOMÍA CULTURAL.

UNIDAD DE MEDIDA: RED **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO DE CULTURA PARA EL FOMENTO DE LA ECONOMÍA CULTURAL **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 460108001 ARTICULAR CON EL PODER POPULAR, COMUNIDADES DE CULTORES, REDES PRODUCTIVAS, EMPRESAS DEL ESTADO E INSTITUCIONES REGIONALES Y LOCALES PARA LA IDENTIFICACIÓN, ORGANIZACIÓN Y CONSTITUCIÓN DE REDES CON POTENCIAL SOCIOPRODUCTIVO CULTURAL EN LOS 24 ESTADOS DEL PAÍS.

UNIDAD DE MEDIDA: RED **META:** 24

RESPONSABLE/EJECUTOR: 00032 DESPACHO DE VICEMINISTRO DE CULTURA PARA EL FOMENTO DE LA ECONOMÍA CULTURAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	16	01	00	Servicios de diversión, esparcimiento y culturales	118.800	0	0	0	0	118.800
403	18	00	00	Impuestos indirectos	96.972	0	0	0	0	96.972
403	18	01	00	Impuesto al valor agregado	96.972	0	0	0	0	96.972
403	99	00	00	Otros servicios no personales	2.000	0	0	0	0	2.000
403	99	01	00	Otros servicios no personales	2.000	0	0	0	0	2.000
404	**00**	**00**	**00**	**Activos reales**	**24.000**	**0**	**0**	**0**	**0**	**24.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	24.000	0	0	0	0	24.000
404	09	01	00	Mobiliario y equipos de oficina	7.500	0	0	0	0	7.500
404	09	02	00	Equipos de computación	12.500	0	0	0	0	12.500
404	09	03	00	Mobiliario y equipos de alojamiento	4.000	0	0	0	0	4.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	250.000	0	0	0	0	250.000
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	250.000	0	0	0	0	250.000
407	12	01	02	Donaciones Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	250.000	0	0	0	0	250.000
				Totales	**995.786**	**0**	**0**	**0**	**0**	**995.786**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 128215 460108000 IMPULSAR LA CONSTITUCIÓN DE REDES DE PRODUCCIÓN CULTURAL

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UN SISTEMA PRODUCTIVO CULTURAL SÓLIDO, BASADO EN LA ORGANIZACIÓN DE UNIDADES PRODUCTIVAS COMUNITARIAS, ESTADALES, PRIVADAS O MIXTAS, COMO SUJETOS DE LA CULTURA, QUE GARANTICEN Y SATISFAGAN LA DEMANDA DEL SECTOR, DINAMIZANDO LA ECONOMÍA CULTURAL.

UNIDAD DE MEDIDA: RED **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO DE CULTURA PARA EL FOMENTO DE LA ECONOMÍA CULTURAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460108002 ESTABLECER MEDIANTE LA COOPERACIÓN TÉCNICA INSTITUCIONAL EL FINANCIAMIENTO DE REDES DE PRODUCCIÓN CULTURAL

UNIDAD DE MEDIDA: CONVENIO **META:** 12

RESPONSABLE/EJECUTOR: 00032 DESPACHO DE VICEMINISTRO DE CULTURA PARA EL FOMENTO DE LA ECONOMÍA CULTURAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**288.000**	**0**	**0**	**0**	**0**	**288.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	288.000	0	0	0	0	288.000
401	01	18	00	Remuneraciones al personal contratado	288.000	0	0	0	0	288.000
401	01	18	02	Remuneraciones por honorarios profesionales	288.000	0	0	0	0	288.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**61.513**	**0**	**0**	**0**	**0**	**61.513**
402	01	00	00	Productos alimenticios y agropecuarios	5.760	0	0	0	0	5.760
402	01	01	00	Alimentos y bebidas para personas	5.760	0	0	0	0	5.760
402	05	00	00	Productos de papel, cartón e impresos	5.348	0	0	0	0	5.348
402	05	03	00	Productos de papel y cartón para oficina	2.948	0	0	0	0	2.948
402	05	04	00	Libros, revistas y periódicos	2.400	0	0	0	0	2.400
402	06	00	00	Productos químicos y derivados	6.955	0	0	0	0	6.955
402	06	03	00	Tintas, pinturas y colorantes	6.955	0	0	0	0	6.955
402	10	00	00	Productos varios y útiles diversos	5.950	0	0	0	0	5.950
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.950	0	0	0	0	5.950
402	99	00	00	Otros materiales y suministros	37.500	0	0	0	0	37.500
402	99	01	00	Otros materiales y suministros	37.500	0	0	0	0	37.500
403	**00**	**00**	**00**	**Servicios no personales**	**478.242**	**0**	**0**	**0**	**0**	**478.242**
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.750	0	0	0	0	6.750
403	07	01	00	Publicidad y propaganda	750	0	0	0	0	750
403	07	02	00	Imprenta y reproducción	6.000	0	0	0	0	6.000
403	09	00	00	Viáticos y pasajes	369.520	0	0	0	0	369.520
403	09	01	00	Viáticos y pasajes dentro del país	369.520	0	0	0	0	369.520
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.000	0	0	0	0	3.000
403	10	07	00	Servicios de capacitación y adiestramiento	3.000	0	0	0	0	3.000
403	18	00	00	Impuestos indirectos	96.972	0	0	0	0	96.972

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128215 460108000 IMPULSAR LA CONSTITUCIÓN DE REDES DE PRODUCCIÓN CULTURAL

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UN SISTEMA PRODUCTIVO CULTURAL SÓLIDO, BASADO EN LA ORGANIZACIÓN DE UNIDADES PRODUCTIVAS COMUNITARIAS, ESTADALES, PRIVADAS O MIXTAS, COMO SUJETOS DE LA CULTURA, QUE GARANTICEN Y SATISFAGAN LA DEMANDA DEL SECTOR, DINAMIZANDO LA ECONOMÍA CULTURAL.

UNIDAD DE MEDIDA: RED **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DE VICEMINISTRO DE CULTURA PARA EL FOMENTO DE LA ECONOMÍA CULTURAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460108002 ESTABLECER MEDIANTE LA COOPERACIÓN TÉCNICA INSTITUCIONAL EL FINANCIAMIENTO DE REDES DE PRODUCCIÓN CULTURAL

UNIDAD DE MEDIDA: CONVENIO **META:** 12

RESPONSABLE/EJECUTOR: 00032 DESPACHO DE VICEMINISTRO DE CULTURA PARA EL FOMENTO DE LA ECONOMÍA CULTURAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	96.972	0	0	0	0	96.972
403	99	00	00	Otros servicios no personales	2.000	0	0	0	0	2.000
403	99	01	00	Otros servicios no personales	2.000	0	0	0	0	2.000
404	**00**	**00**	**00**	**Activos reales**	**24.000**	**0**	**0**	**0**	**0**	**24.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	24.000	0	0	0	0	24.000
404	09	01	00	Mobiliario y equipos de oficina	7.500	0	0	0	0	7.500
404	09	02	00	Equipos de computación	12.500	0	0	0	0	12.500
404	09	03	00	Mobiliario y equipos de alojamiento	4.000	0	0	0	0	4.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**500.030**	**0**	**0**	**0**	**0**	**500.030**
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	500.030	0	0	0	0	500.030
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	500.030	0	0	0	0	500.030
407	12	01	01	Transferencias Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	500.030	0	0	0	0	500.030
				Totales	**1.351.785**	**0**	**0**	**0**	**0**	**1.351.785**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 128066 460109000 REVOLUCIÓN EN CIFRAS: AMPLIACIÓN DEL SISTEMA DE INFORMACIÓN CULTURAL VENEZOLANO

OBJETIVO DEL PROYECTO: AMPLIAR EL SISTEMA DE INFORMACIÓN CULTURAL VENEZOLANO, A FIN DE GENERAR A CORTO, MEDIANO Y LARGO PLAZO POLÍTICAS CULTURALES ACORDES A LAS NECESIDADES NACIONALES Y CUMPLIR CON LOS ACUERDOS DEL SICSUR.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.152.000**	**0**	**0**	**0**	**0**	**1.152.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.152.000	0	0	0	0	1.152.000
401	01	18	00	Remuneraciones al personal contratado	1.152.000	0	0	0	0	1.152.000
401	01	18	02	Remuneraciones por honorarios profesionales	1.152.000	0	0	0	0	1.152.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.354.267**	**0**	**0**	**0**	**0**	**1.354.267**
402	01	00	00	Productos alimenticios y agropecuarios	1.354.267	0	0	0	0	1.354.267
402	01	01	00	Alimentos y bebidas para personas	1.354.267	0	0	0	0	1.354.267
403	**00**	**00**	**00**	**Servicios no personales**	**2.952.159**	**0**	**0**	**0**	**0**	**2.952.159**
403	07	00	00	Servicios de información, impresión y relaciones públicas	94.600	0	0	0	0	94.600
403	07	02	00	Imprenta y reproducción	94.600	0	0	0	0	94.600
403	09	00	00	Viáticos y pasajes	2.315.400	0	0	0	0	2.315.400
403	09	01	00	Viáticos y pasajes dentro del país	2.315.400	0	0	0	0	2.315.400
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	450.000	0	0	0	0	450.000
403	10	03	00	Servicios de procesamiento de datos	450.000	0	0	0	0	450.000
403	18	00	00	Impuestos indirectos	92.159	0	0	0	0	92.159
403	18	01	00	Impuesto al valor agregado	92.159	0	0	0	0	92.159
404	**00**	**00**	**00**	**Activos reales**	**463.881**	**0**	**0**	**0**	**0**	**463.881**
404	05	00	00	Equipos de comunicaciones y de señalamiento	187.992	0	0	0	0	187.992
404	05	01	00	Equipos de telecomunicaciones	187.992	0	0	0	0	187.992
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	159.774	0	0	0	0	159.774
404	07	02	00	Equipos de enseñanza, deporte y recreación	159.774	0	0	0	0	159.774
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	116.115	0	0	0	0	116.115
404	09	01	00	Mobiliario y equipos de oficina	116.115	0	0	0	0	116.115
				Totales	**5.922.307**	**0**	**0**	**0**	**0**	**5.922.307**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 128066 460109000 REVOLUCIÓN EN CIFRAS: AMPLIACIÓN DEL SISTEMA DE INFORMACIÓN CULTURAL VENEZOLANO

OBJETIVO DEL PROYECTO: AMPLIAR EL SISTEMA DE INFORMACIÓN CULTURAL VENEZOLANO, A FIN DE GENERAR A CORTO, MEDIANO Y LARGO PLAZO POLÍTICAS CULTURALES ACORDES A LAS NECESIDADES NACIONALES Y CUMPLIR CON LOS ACUERDOS DEL SICSUR.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 128066 460109000 REVOLUCIÓN EN CIFRAS: AMPLIACIÓN DEL SISTEMA DE INFORMACIÓN CULTURAL VENEZOLANO

OBJETIVO DEL PROYECTO: AMPLIAR EL SISTEMA DE INFORMACIÓN CULTURAL VENEZOLANO, A FIN DE GENERAR A CORTO, MEDIANO Y LARGO PLAZO POLÍTICAS CULTURALES ACORDES A LAS NECESIDADES NACIONALES Y CUMPLIR CON LOS ACUERDOS DEL SICSUR.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460109001 DISEÑO DE PROCESOS METODOLÓGICOS E INSTRUMENTOS DE RECOLECCIÓN DE INFORMACIÓN PARA LA ELABORACIÓN DE INFORMES SOBRE LOS RESULTADOS DE LOS CENSOS ESTADALES DE SABERES Y DE TODAS LAS PRÁCTICAS CULTURALES DEL SECTOR PÚBLICO, PRIVADO, ASÍ COMO DE LOS PUEBLOS HISTÓRICAMENTE INVISIBILIZADOS.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 6

RESPONSABLE/EJECUTOR: 00011 OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**72.000**	**0**	**0**	**0**	**0**	**72.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	72.000	0	0	0	0	72.000
401	01	18	00	Remuneraciones al personal contratado	72.000	0	0	0	0	72.000
401	01	18	02	Remuneraciones por honorarios profesionales	72.000	0	0	0	0	72.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.760**	**0**	**0**	**0**	**0**	**5.760**
403	18	00	00	Impuestos indirectos	5.760	0	0	0	0	5.760
403	18	01	00	Impuesto al valor agregado	5.760	0	0	0	0	5.760
				Totales	**77.760**	**0**	**0**	**0**	**0**	**77.760**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 128066 460109000 REVOLUCIÓN EN CIFRAS: AMPLIACIÓN DEL SISTEMA DE INFORMACIÓN CULTURAL VENEZOLANO

OBJETIVO DEL PROYECTO: AMPLIAR EL SISTEMA DE INFORMACIÓN CULTURAL VENEZOLANO, A FIN DE GENERAR A CORTO, MEDIANO Y LARGO PLAZO POLÍTICAS CULTURALES ACORDES A LAS NECESIDADES NACIONALES Y CUMPLIR CON LOS ACUERDOS DEL SICSUR.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460109002 OPERACIONALIZACIÓN DE CAMPO A NIVEL NACIONAL PARA RECOLECTAR INFORMACIÓN DE LAS PRÁCTICAS CULTURALES A TRAVÉS, DE TALLERES, ENTREVISTAS, GRUPOS FOCALES EN LOS 24 ESTADOS, ASÍ COMO EN EL SEGUIMIENTO DE MEDIOS NACIONALES E INTERNACIONALES

UNIDAD DE MEDIDA: INFORME/EVENTO **META:** 5

RESPONSABLE/EJECUTOR: 00011 OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**972.000**	**0**	**0**	**0**	**0**	**972.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	972.000	0	0	0	0	972.000
401	01	18	00	Remuneraciones al personal contratado	972.000	0	0	0	0	972.000
401	01	18	02	Remuneraciones por honorarios profesionales	972.000	0	0	0	0	972.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.354.267**	**0**	**0**	**0**	**0**	**1.354.267**
402	01	00	00	Productos alimenticios y agropecuarios	1.354.267	0	0	0	0	1.354.267
402	01	01	00	Alimentos y bebidas para personas	1.354.267	0	0	0	0	1.354.267
403	**00**	**00**	**00**	**Servicios no personales**	**2.937.760**	**0**	**0**	**0**	**0**	**2.937.760**
403	07	00	00	Servicios de información, impresión y relaciones públicas	94.600	0	0	0	0	94.600
403	07	02	00	Imprenta y reproducción	94.600	0	0	0	0	94.600
403	09	00	00	Viáticos y pasajes	2.315.400	0	0	0	0	2.315.400
403	09	01	00	Viáticos y pasajes dentro del país	2.315.400	0	0	0	0	2.315.400
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	450.000	0	0	0	0	450.000
403	10	03	00	Servicios de procesamiento de datos	450.000	0	0	0	0	450.000
403	18	00	00	Impuestos indirectos	77.760	0	0	0	0	77.760
403	18	01	00	Impuesto al valor agregado	77.760	0	0	0	0	77.760
404	**00**	**00**	**00**	**Activos reales**	**463.881**	**0**	**0**	**0**	**0**	**463.881**
404	05	00	00	Equipos de comunicaciones y de señalamiento	187.992	0	0	0	0	187.992
404	05	01	00	Equipos de telecomunicaciones	187.992	0	0	0	0	187.992
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	159.774	0	0	0	0	159.774
404	07	02	00	Equipos de enseñanza, deporte y recreación	159.774	0	0	0	0	159.774
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	116.115	0	0	0	0	116.115
404	09	01	00	Mobiliario y equipos de oficina	116.115	0	0	0	0	116.115
				Totales	**5.727.908**	**0**	**0**	**0**	**0**	**5.727.908**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 128066 460109000 REVOLUCIÓN EN CIFRAS: AMPLIACIÓN DEL SISTEMA DE INFORMACIÓN CULTURAL VENEZOLANO

OBJETIVO DEL PROYECTO: AMPLIAR EL SISTEMA DE INFORMACIÓN CULTURAL VENEZOLANO, A FIN DE GENERAR A CORTO, MEDIANO Y LARGO PLAZO POLÍTICAS CULTURALES ACORDES A LAS NECESIDADES NACIONALES Y CUMPLIR CON LOS ACUERDOS DEL SICSUR.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460109003 PROCESAMIENTO, SISTEMATIZACIÓN, ANÁLISIS Y PRESENTACIÓN EN UN PORTAL WEB DE LA INFORMACIÓN RECOLECTADA A NIVEL NACIONAL DE LAS PRÁCTICAS CULTURALES DANDO CUMPLIMENTO A LOS ACUERDOS SICSUR 2009

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: 00011 OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**108.000**	**0**	**0**	**0**	**0**	**108.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	108.000	0	0	0	0	108.000
401	01	18	00	Remuneraciones al personal contratado	108.000	0	0	0	0	108.000
401	01	18	02	Remuneraciones por honorarios profesionales	108.000	0	0	0	0	108.000
403	**00**	**00**	**00**	**Servicios no personales**	**8.639**	**0**	**0**	**0**	**0**	**8.639**
403	18	00	00	Impuestos indirectos	8.639	0	0	0	0	8.639
403	18	01	00	Impuesto al valor agregado	8.639	0	0	0	0	8.639
				Totales	**116.639**	**0**	**0**	**0**	**0**	**116.639**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128073 460110000 VENEZUELA CULTURA EN MOVIMIENTO

OBJETIVO DEL PROYECTO: IMPULSAR LA ORGANIZACIÓN POPULAR A TRAVÉS DEL RECONOCIMIENTO Y FORTALECIMIENTO DE ESPACIOS DE ENCUENTRO DE DIVERSAS EXPRESIONES ARTÍSTICAS Y CULTURALES, TALES COMO SALAS DE TEATROS, AUDITORIOS Y ESPACIOS NO CONVENCIONALES, PUNTOS DE CULTURA, CON LA ARTICULACIÓN DE AGRUPACIONES, MOVIMIENTOS, GESTORES DE SALAS Y COLECTIVOS, QUE GARANTICEN LA PRESERVACIÓN DE LAS TRADICIONES CULTURALES, LA VISIBILIZACIÓN DE LAS CULTURAS EMERGENTES Y EL DESARROLLO DE SALDOS ORGANIZATIVOS, FORMATIVOS Y SOCIO PRODUCTIVOS, A PARTIR DEL HECHO CULTURAL.

UNIDAD DE MEDIDA: ESPACIO **META:** 200

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL PARA LA PARTICIPACIÓN EN LA CREACIÓN Y PROMOCIÓN DE LAS CULTURAS Y ARTES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.632.960**	**0**	**0**	**0**	**0**	**1.632.960**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.632.960	0	0	0	0	1.632.960
401	01	18	00	Remuneraciones al personal contratado	1.632.960	0	0	0	0	1.632.960
401	01	18	02	Remuneraciones por honorarios profesionales	1.632.960	0	0	0	0	1.632.960
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**407.819**	**0**	**0**	**0**	**0**	**407.819**
402	01	00	00	Productos alimenticios y agropecuarios	32.060	0	0	0	0	32.060
402	01	01	00	Alimentos y bebidas para personas	32.060	0	0	0	0	32.060
402	05	00	00	Productos de papel, cartón e impresos	217.000	0	0	0	0	217.000
402	05	03	00	Productos de papel y cartón para oficina	217.000	0	0	0	0	217.000
402	08	00	00	Productos metálicos	20.000	0	0	0	0	20.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	20.000	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	138.759	0	0	0	0	138.759
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	115.000	0	0	0	0	115.000
402	10	08	00	Materiales para equipos de computación	23.759	0	0	0	0	23.759
403	**00**	**00**	**00**	**Servicios no personales**	**7.336.912**	**0**	**0**	**0**	**0**	**7.336.912**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.908.912	0	0	0	0	2.908.912
403	07	02	00	Imprenta y reproducción	1.858.912	0	0	0	0	1.858.912
403	07	03	00	Relaciones sociales	1.050.000	0	0	0	0	1.050.000
403	09	00	00	Viáticos y pasajes	1.238.000	0	0	0	0	1.238.000
403	09	01	00	Viáticos y pasajes dentro del país	1.238.000	0	0	0	0	1.238.000
403	18	00	00	Impuestos indirectos	90.000	0	0	0	0	90.000
403	18	01	00	Impuesto al valor agregado	90.000	0	0	0	0	90.000
403	99	00	00	Otros servicios no personales	3.100.000	0	0	0	0	3.100.000
403	99	01	00	Otros servicios no personales	3.100.000	0	0	0	0	3.100.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**73.117.023**	**0**	**0**	**0**	**0**	**73.117.023**
407	01	00	00	Transferencias y donaciones corrientes internas	73.117.023	0	0	0	0	73.117.023
407	01	02	00	Donaciones corrientes internas al sector privado	73.117.023	0	0	0	0	73.117.023
407	01	02	01	Donaciones corrientes a personas	73.117.023	0	0	0	0	73.117.023
				Totales	**82.494.714**	**0**	**0**	**0**	**0**	**82.494.714**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 128073 460110000 VENEZUELA CULTURA EN MOVIMIENTO

OBJETIVO DEL PROYECTO: IMPULSAR LA ORGANIZACIÓN POPULAR A TRAVÉS DEL RECONOCIMIENTO Y FORTALECIMIENTO DE ESPACIOS DE ENCUENTRO DE DIVERSAS EXPRESIONES ARTÍSTICAS Y CULTURALES, TALES COMO SALAS DE TEATROS, AUDITORIOS Y ESPACIOS NO CONVENCIONALES, PUNTOS DE CULTURA, CON LA ARTICULACIÓN DE AGRUPACIONES, MOVIMIENTOS, GESTORES DE SALAS Y COLECTIVOS, QUE GARANTICEN LA PRESERVACIÓN DE LAS TRADICIONES CULTURALES, LA VISIBILIZACIÓN DE LAS CULTURAS EMERGENTES Y EL DESARROLLO DE SALDOS ORGANIZATIVOS, FORMATIVOS Y SOCIO PRODUCTIVOS, A PARTIR DEL HECHO CULTURAL.

UNIDAD DE MEDIDA: ESPACIO

META: 200

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL PARA LA PARTICIPACIÓN EN LA CREACIÓN Y PROMOCIÓN DE LAS CULTURAS Y ARTES

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128073 460110000 VENEZUELA CULTURA EN MOVIMIENTO

OBJETIVO DEL PROYECTO: IMPULSAR LA ORGANIZACIÓN POPULAR A TRAVÉS DEL RECONOCIMIENTO Y FORTALECIMIENTO DE ESPACIOS DE ENCUENTRO DE DIVERSAS EXPRESIONES ARTÍSTICAS Y CULTURALES, TALES COMO SALAS DE TEATROS, AUDITORIOS Y ESPACIOS NO CONVENCIONALES, PUNTOS DE CULTURA, CON LA ARTICULACIÓN DE AGRUPACIONES, MOVIMIENTOS, GESTORES DE SALAS Y COLECTIVOS, QUE GARANTICEN LA PRESERVACIÓN DE LAS TRADICIONES CULTURALES, LA VISIBILIZACIÓN DE LAS CULTURAS EMERGENTES Y EL DESARROLLO DE SALDOS ORGANIZATIVOS, FORMATIVOS Y SOCIO PRODUCTIVOS, A PARTIR DEL HECHO CULTURAL.

UNIDAD DE MEDIDA: ESPACIO **META:** 200

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL PARA LA PARTICIPACIÓN EN LA CREACIÓN Y PROMOCIÓN DE LAS CULTURAS Y ARTES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460110002 EJECUTAR PROGRAMACIÓN ARTÍSTICA Y PROYECTOS CULTURALES PERMANENTES EN LAS COMUNIDADES POR MEDIO DE: FONDOS CONCURSABLES Y RED DE SALAS

UNIDAD DE MEDIDA: PRESENTACIÓN **META:** 400

RESPONSABLE/EJECUTOR: 00061 DIRECCIÓN GENERAL PARA LA PARTICIPACIÓN EN LA CREACIÓN Y PROMOCIÓN DE LAS CULTURAS Y ARTES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**952.960**	**0**	**0**	**0**	**0**	**952.960**
401	01	00	00	Sueldos, salarios y otras retribuciones	952.960	0	0	0	0	952.960
401	01	18	00	Remuneraciones al personal contratado	952.960	0	0	0	0	952.960
401	01	18	02	Remuneraciones por honorarios profesionales	952.960	0	0	0	0	952.960
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**208.759**	**0**	**0**	**0**	**0**	**208.759**
402	01	00	00	Productos alimenticios y agropecuarios	17.000	0	0	0	0	17.000
402	01	01	00	Alimentos y bebidas para personas	17.000	0	0	0	0	17.000
402	05	00	00	Productos de papel, cartón e impresos	110.000	0	0	0	0	110.000
402	05	03	00	Productos de papel y cartón para oficina	110.000	0	0	0	0	110.000
402	10	00	00	Productos varios y útiles diversos	81.759	0	0	0	0	81.759
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	58.000	0	0	0	0	58.000
402	10	08	00	Materiales para equipos de computación	23.759	0	0	0	0	23.759
403	**00**	**00**	**00**	**Servicios no personales**	**6.340.000**	**0**	**0**	**0**	**0**	**6.340.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.300.000	0	0	0	0	2.300.000
403	07	02	00	Imprenta y reproducción	1.500.000	0	0	0	0	1.500.000
403	07	03	00	Relaciones sociales	800.000	0	0	0	0	800.000
403	09	00	00	Viáticos y pasajes	900.000	0	0	0	0	900.000
403	09	01	00	Viáticos y pasajes dentro del país	900.000	0	0	0	0	900.000
403	18	00	00	Impuestos indirectos	40.000	0	0	0	0	40.000
403	18	01	00	Impuesto al valor agregado	40.000	0	0	0	0	40.000
403	99	00	00	Otros servicios no personales	3.100.000	0	0	0	0	3.100.000
403	99	01	00	Otros servicios no personales	3.100.000	0	0	0	0	3.100.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**45.397.270**	**0**	**0**	**0**	**0**	**45.397.270**
407	01	00	00	Transferencias y donaciones corrientes internas	45.397.270	0	0	0	0	45.397.270

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128073 460110000 VENEZUELA CULTURA EN MOVIMIENTO

OBJETIVO DEL PROYECTO: IMPULSAR LA ORGANIZACIÓN POPULAR A TRAVÉS DEL RECONOCIMIENTO Y FORTALECIMIENTO DE ESPACIOS DE ENCUENTRO DE DIVERSAS EXPRESIONES ARTÍSTICAS Y CULTURALES, TALES COMO SALAS DE TEATROS, AUDITORIOS Y ESPACIOS NO CONVENCIONALES, PUNTOS DE CULTURA, CON LA ARTICULACIÓN DE AGRUPACIONES, MOVIMIENTOS, GESTORES DE SALAS Y COLECTIVOS, QUE GARANTICEN LA PRESERVACIÓN DE LAS TRADICIONES CULTURALES, LA VISIBILIZACIÓN DE LAS CULTURAS EMERGENTES Y EL DESARROLLO DE SALDOS ORGANIZATIVOS, FORMATIVOS Y SOCIO PRODUCTIVOS, A PARTIR DEL HECHO CULTURAL.

UNIDAD DE MEDIDA: ESPACIO **META:** 200

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL PARA LA PARTICIPACIÓN EN LA CREACIÓN Y PROMOCIÓN DE LAS CULTURAS Y ARTES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460110002 EJECUTAR PROGRAMACIÓN ARTÍSTICA Y PROYECTOS CULTURALES PERMANENTES EN LAS COMUNIDADES POR MEDIO DE: FONDOS CONCURSABLES Y RED DE SALAS

UNIDAD DE MEDIDA: PRESENTACIÓN **META:** 400

RESPONSABLE/EJECUTOR: 00061 DIRECCIÓN GENERAL PARA LA PARTICIPACIÓN EN LA CREACIÓN Y PROMOCIÓN DE LAS CULTURAS Y ARTES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	02	00	Donaciones corrientes internas al sector privado	45.397.270	0	0	0	0	45.397.270
407	01	02	01	Donaciones corrientes a personas	45.397.270	0	0	0	0	45.397.270
				Totales	**52.898.989**	**0**	**0**	**0**	**0**	**52.898.989**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128073 460110000 VENEZUELA CULTURA EN MOVIMIENTO

OBJETIVO DEL PROYECTO: IMPULSAR LA ORGANIZACIÓN POPULAR A TRAVÉS DEL RECONOCIMIENTO Y FORTALECIMIENTO DE ESPACIOS DE ENCUENTRO DE DIVERSAS EXPRESIONES ARTÍSTICAS Y CULTURALES, TALES COMO SALAS DE TEATROS, AUDITORIOS Y ESPACIOS NO CONVENCIONALES, PUNTOS DE CULTURA, CON LA ARTICULACIÓN DE AGRUPACIONES, MOVIMIENTOS, GESTORES DE SALAS Y COLECTIVOS, QUE GARANTICEN LA PRESERVACIÓN DE LAS TRADICIONES CULTURALES, LA VISIBILIZACIÓN DE LAS CULTURAS EMERGENTES Y EL DESARROLLO DE SALDOS ORGANIZATIVOS, FORMATIVOS Y SOCIO PRODUCTIVOS, A PARTIR DEL HECHO CULTURAL.

UNIDAD DE MEDIDA: ESPACIO **META:** 200

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL PARA LA PARTICIPACIÓN EN LA CREACIÓN Y PROMOCIÓN DE LAS CULTURAS Y ARTES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460110003 DESARROLLAR CIRCUITOS DE VISIBILIZACIÓN A NIVEL NACIONAL EN ESPACIOS CONVENCIONALES Y NO CONVENCIONALES A TRAVÉS DE LA RED DE FESTIVALES

UNIDAD DE MEDIDA: FESTIVAL **META:** 100

RESPONSABLE/EJECUTOR: 00061 DIRECCIÓN GENERAL PARA LA PARTICIPACIÓN EN LA CREACIÓN Y PROMOCIÓN DE LAS CULTURAS Y ARTES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**320.000**	**0**	**0**	**0**	**0**	**320.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	320.000	0	0	0	0	320.000
401	01	18	00	Remuneraciones al personal contratado	320.000	0	0	0	0	320.000
401	01	18	02	Remuneraciones por honorarios profesionales	320.000	0	0	0	0	320.000
403	**00**	**00**	**00**	**Servicios no personales**	**618.000**	**0**	**0**	**0**	**0**	**618.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	460.000	0	0	0	0	460.000
403	07	02	00	Imprenta y reproducción	340.000	0	0	0	0	340.000
403	07	03	00	Relaciones sociales	120.000	0	0	0	0	120.000
403	09	00	00	Viáticos y pasajes	148.000	0	0	0	0	148.000
403	09	01	00	Viáticos y pasajes dentro del país	148.000	0	0	0	0	148.000
403	18	00	00	Impuestos indirectos	10.000	0	0	0	0	10.000
403	18	01	00	Impuesto al valor agregado	10.000	0	0	0	0	10.000
				Totales	**938.000**	**0**	**0**	**0**	**0**	**938.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128073 460110000 VENEZUELA CULTURA EN MOVIMIENTO

OBJETIVO DEL PROYECTO: IMPULSAR LA ORGANIZACIÓN POPULAR A TRAVÉS DEL RECONOCIMIENTO Y FORTALECIMIENTO DE ESPACIOS DE ENCUENTRO DE DIVERSAS EXPRESIONES ARTÍSTICAS Y CULTURALES, TALES COMO SALAS DE TEATROS, AUDITORIOS Y ESPACIOS NO CONVENCIONALES, PUNTOS DE CULTURA, CON LA ARTICULACIÓN DE AGRUPACIONES, MOVIMIENTOS, GESTORES DE SALAS Y COLECTIVOS, QUE GARANTICEN LA PRESERVACIÓN DE LAS TRADICIONES CULTURALES, LA VISIBILIZACIÓN DE LAS CULTURAS EMERGENTES Y EL DESARROLLO DE SALDOS ORGANIZATIVOS, FORMATIVOS Y SOCIO PRODUCTIVOS, A PARTIR DEL HECHO CULTURAL.

UNIDAD DE MEDIDA: ESPACIO **META:** 200

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL PARA LA PARTICIPACIÓN EN LA CREACIÓN Y PROMOCIÓN DE LAS CULTURAS Y ARTES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460110004 GENERAR PUNTOS DE CULTURA A NIVEL NACIONAL PARA FORTALECER PROYECTOS CULTURALES DE TRAYECTORIA Y EMERGENTES

UNIDAD DE MEDIDA: ESPACIO **META:** 200

RESPONSABLE/EJECUTOR: 00061 DIRECCIÓN GENERAL PARA LA PARTICIPACIÓN EN LA CREACIÓN Y PROMOCIÓN DE LAS CULTURAS Y ARTES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**360.000**	0	0	0	0	**360.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	360.000	0	0	0	0	360.000
401	01	18	00	Remuneraciones al personal contratado	360.000	0	0	0	0	360.000
401	01	18	02	Remuneraciones por honorarios profesionales	360.000	0	0	0	0	360.000
402	00	00	00	**Materiales, suministros y mercancías**	**199.060**	0	0	0	0	**199.060**
402	01	00	00	Productos alimenticios y agropecuarios	15.060	0	0	0	0	15.060
402	01	01	00	Alimentos y bebidas para personas	15.060	0	0	0	0	15.060
402	05	00	00	Productos de papel, cartón e impresos	107.000	0	0	0	0	107.000
402	05	03	00	Productos de papel y cartón para oficina	107.000	0	0	0	0	107.000
402	08	00	00	Productos metálicos	20.000	0	0	0	0	20.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	20.000	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	57.000	0	0	0	0	57.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	57.000	0	0	0	0	57.000
403	00	00	00	**Servicios no personales**	**378.912**	0	0	0	0	**378.912**
403	07	00	00	Servicios de información, impresión y relaciones públicas	148.912	0	0	0	0	148.912
403	07	02	00	Imprenta y reproducción	18.912	0	0	0	0	18.912
403	07	03	00	Relaciones sociales	130.000	0	0	0	0	130.000
403	09	00	00	Viáticos y pasajes	190.000	0	0	0	0	190.000
403	09	01	00	Viáticos y pasajes dentro del país	190.000	0	0	0	0	190.000
403	18	00	00	Impuestos indirectos	40.000	0	0	0	0	40.000
403	18	01	00	Impuesto al valor agregado	40.000	0	0	0	0	40.000
407	00	00	00	**Transferencias y donaciones**	**27.719.753**	0	0	0	0	**27.719.753**
407	01	00	00	Transferencias y donaciones corrientes internas	27.719.753	0	0	0	0	27.719.753
407	01	02	00	Donaciones corrientes internas al sector privado	27.719.753	0	0	0	0	27.719.753

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 128073 460110000 VENEZUELA CULTURA EN MOVIMIENTO

OBJETIVO DEL PROYECTO: IMPULSAR LA ORGANIZACIÓN POPULAR A TRAVÉS DEL RECONOCIMIENTO Y FORTALECIMIENTO DE ESPACIOS DE ENCUENTRO DE DIVERSAS EXPRESIONES ARTÍSTICAS Y CULTURALES, TALES COMO SALAS DE TEATROS, AUDITORIOS Y ESPACIOS NO CONVENCIONALES, PUNTOS DE CULTURA, CON LA ARTICULACIÓN DE AGRUPACIONES, MOVIMIENTOS, GESTORES DE SALAS Y COLECTIVOS, QUE GARANTICEN LA PRESERVACIÓN DE LAS TRADICIONES CULTURALES, LA VISIBILIZACIÓN DE LAS CULTURAS EMERGENTES Y EL DESARROLLO DE SALDOS ORGANIZATIVOS, FORMATIVOS Y SOCIO PRODUCTIVOS, A PARTIR DEL HECHO CULTURAL.

UNIDAD DE MEDIDA: ESPACIO **META:** 200

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL PARA LA PARTICIPACIÓN EN LA CREACIÓN Y PROMOCIÓN DE LAS CULTURAS Y ARTES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 460110004 GENERAR PUNTOS DE CULTURA A NIVEL NACIONAL PARA FORTALECER PROYECTOS CULTURALES DE TRAYECTORIA Y EMERGENTES

UNIDAD DE MEDIDA: ESPACIO **META:** 200

RESPONSABLE/EJECUTOR: 00061 DIRECCIÓN GENERAL PARA LA PARTICIPACIÓN EN LA CREACIÓN Y PROMOCIÓN DE LAS CULTURAS Y ARTES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	02	01	Donaciones corrientes a personas	27.719.753	0	0	0	0	27.719.753
				Totales	**28.657.725**	**0**	**0**	**0**	**0**	**28.657.725**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.864.604.445**	**0**	**0**	**0**	**0**	**1.864.604.445**
407	01	00	00	Transferencias y donaciones corrientes internas	1.864.604.445	0	0	0	0	1.864.604.445
407	01	03	00	Transferencias corrientes internas al sector público	1.864.604.445	0	0	0	0	1.864.604.445
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.851.648.765	0	0	0	0	1.851.648.765
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	12.955.680	0	0	0	0	12.955.680
				Totales	**1.864.604.445**	**0**	**0**	**0**	**0**	**1.864.604.445**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**1.864.604.445**	0	0	0	0	**1.864.604.445**
407	01	00	00	Transferencias y donaciones corrientes internas	1.864.604.445	0	0	0	0	1.864.604.445
407	01	03	00	Transferencias corrientes internas al sector público	1.864.604.445	0	0	0	0	1.864.604.445
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.851.648.765	0	0	0	0	1.851.648.765
				- A0002 Instituto Autónomo Biblioteca Nacional y de Servicios de Bibliotecas	383.848.110	0	0	0	0	383.848.110
				- A0150 Instituto del Patrimonio Cultural	88.739.479	0	0	0	0	88.739.479
				- A0158 Compañía Nacional de Teatro	58.251.887	0	0	0	0	58.251.887
				- A0161 Fundación Compañía Nacional de Música	49.732.964	0	0	0	0	49.732.964
				- A0301 Fundación Biblioteca Ayacucho	15.878.506	0	0	0	0	15.878.506
				- A0342 Fundación Casa Nacional de las Letras Andrés Bello	19.896.899	0	0	0	0	19.896.899
				- A0371 Fundación Vicente Emilio Sojo	5.342.204	0	0	0	0	5.342.204
				- A0372 Fundación Teatro Teresa Carreño	158.367.943	0	0	0	0	158.367.943
				- A0373 Fundación Centro de Estudios Latinoamericanos Rómulo Gallegos	33.726.417	0	0	0	0	33.726.417
				- A0374 Fundación Librerías del Sur	45.904.203	0	0	0	0	45.904.203
				- A0375 Fundación Casa del Artista	60.660.515	0	0	0	0	60.660.515
				- A0378 Centro de la Diversidad Cultural	42.631.783	0	0	0	0	42.631.783
				- A0390 Fundación Cinemateca Nacional	67.523.086	0	0	0	0	67.523.086
				- A0417 Fundación Centro Nacional de la Fotografía (CENAF)	11.748.334	0	0	0	0	11.748.334
				- A0424 Fundación Museos Nacionales	197.581.196	0	0	0	0	197.581.196
				- A0449 Fundación Distribuidora Venezolana de la Cultura	21.053.736	0	0	0	0	21.053.736
				- A0450 Fundación Compañía Nacional de Danza	41.415.678	0	0	0	0	41.415.678
				- A0452 Fundación Misión Cultura	105.519.036	0	0	0	0	105.519.036
				- A0453 Fundación Editorial El Perro y La Rana	77.388.866	0	0	0	0	77.388.866
				- A0459 Fundación Red de Arte	53.103.141	0	0	0	0	53.103.141
				- A0462 Fundación Imprenta de la Cultura	57.251.668	0	0	0	0	57.251.668
				- A0469 Fundación Centro Nacional del Disco (CENDIS)	30.921.670	0	0	0	0	30.921.670
				- A0486 Fundación Centro Nacional de la Historia	43.383.104	0	0	0	0	43.383.104

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				- A0821 Centro Nacional Autónomo de Cinematografía (CNAC)	15.343.938	0	0	0	0	15.343.938
				- A0829 Centro Nacional del Libro (CNL)	37.303.154	0	0	0	0	37.303.154
				- A0948 Instituto de las Artes Escénicas y Musicales	59.722.261	0	0	0	0	59.722.261
				- A0949 Instituto de las Artes de la Imagen y el Espacio	69.408.987	0	0	0	0	69.408.987
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	12.955.680	0	0	0	0	12.955.680
				- A0838 Monteavila Editores Latinoamericana, C.A.	12.955.680	0	0	0	0	12.955.680
				Totales	**1.864.604.445**	**0**	**0**	**0**	**0**	**1.864.604.445**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 469999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO AUTÓNOMO BIBLIOTECA NACIONAL Y DE SERVICIOS DE BIBLIOTECAS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 383.848.110

RESPONSABLE/EJECUTOR: 00004 OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**383.848.110**	**0**	**0**	**0**	**0**	**383.848.110**
407	01	00	00	Transferencias y donaciones corrientes internas	383.848.110	0	0	0	0	383.848.110
407	01	03	00	Transferencias corrientes internas al sector público	383.848.110	0	0	0	0	383.848.110
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	383.848.110	0	0	0	0	383.848.110
				Totales	**383.848.110**	**0**	**0**	**0**	**0**	**383.848.110**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 469999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO DEL PATRIMONIO CULTURAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 88.739.479

RESPONSABLE/EJECUTOR: 00004 OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**88.739.479**	**0**	**0**	**0**	**0**	**88.739.479**
407	01	00	00	Transferencias y donaciones corrientes internas	88.739.479	0	0	0	0	88.739.479
407	01	03	00	Transferencias corrientes internas al sector público	88.739.479	0	0	0	0	88.739.479
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	88.739.479	0	0	0	0	88.739.479
				Totales	**88.739.479**	**0**	**0**	**0**	**0**	**88.739.479**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 469999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE COMPAÑÍA NACIONAL DE TEATRO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 58.251.887

RESPONSABLE/EJECUTOR: 00004 OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**58.251.887**	**0**	**0**	**0**	**0**	**58.251.887**
407	01	00	00	Transferencias y donaciones corrientes internas	58.251.887	0	0	0	0	58.251.887
407	01	03	00	Transferencias corrientes internas al sector público	58.251.887	0	0	0	0	58.251.887
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	58.251.887	0	0	0	0	58.251.887
				Totales	**58.251.887**	**0**	**0**	**0**	**0**	**58.251.887**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 469999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN COMPAÑÍA NACIONAL DE MÚSICA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 49.732.964

RESPONSABLE/EJECUTOR: 00004 OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**49.732.964**	**0**	**0**	**0**	**0**	**49.732.964**
407	01	00	00	Transferencias y donaciones corrientes internas	49.732.964	0	0	0	0	49.732.964
407	01	03	00	Transferencias corrientes internas al sector público	49.732.964	0	0	0	0	49.732.964
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	49.732.964	0	0	0	0	49.732.964
				Totales	**49.732.964**	**0**	**0**	**0**	**0**	**49.732.964**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 469999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN BIBLIOTECA AYACUCHO

UNIDAD DE MEDIDA: BOLÍVAR

META: 15.878.506

RESPONSABLE/EJECUTOR: 00004 OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.878.506**	**0**	**0**	**0**	**0**	**15.878.506**
407	01	00	00	Transferencias y donaciones corrientes internas	15.878.506	0	0	0	0	15.878.506
407	01	03	00	Transferencias corrientes internas al sector público	15.878.506	0	0	0	0	15.878.506
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	15.878.506	0	0	0	0	15.878.506
				Totales	**15.878.506**	**0**	**0**	**0**	**0**	**15.878.506**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 469999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CASA NACIONAL DE LAS LETRAS ANDRÉS BELLO

UNIDAD DE MEDIDA: BOLÍVAR

META: 19.896.899

RESPONSABLE/EJECUTOR: 00004 OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**19.896.899**	**0**	**0**	**0**	**0**	**19.896.899**
407	01	00	00	Transferencias y donaciones corrientes internas	19.896.899	0	0	0	0	19.896.899
407	01	03	00	Transferencias corrientes internas al sector público	19.896.899	0	0	0	0	19.896.899
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	19.896.899	0	0	0	0	19.896.899
				Totales	**19.896.899**	**0**	**0**	**0**	**0**	**19.896.899**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 469999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN VICENTE EMILIO SOJO

UNIDAD DE MEDIDA: BOLÍVAR

META: 5.342.204

RESPONSABLE/EJECUTOR: 00004 OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.342.204**	**0**	**0**	**0**	**0**	**5.342.204**
407	01	00	00	Transferencias y donaciones corrientes internas	5.342.204	0	0	0	0	5.342.204
407	01	03	00	Transferencias corrientes internas al sector público	5.342.204	0	0	0	0	5.342.204
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.342.204	0	0	0	0	5.342.204
				Totales	**5.342.204**	**0**	**0**	**0**	**0**	**5.342.204**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 469999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN TEATRO TERESA CARREÑO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 158.367.943

RESPONSABLE/EJECUTOR: 00004 OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**158.367.943**	**0**	**0**	**0**	**0**	**158.367.943**
407	01	00	00	Transferencias y donaciones corrientes internas	158.367.943	0	0	0	0	158.367.943
407	01	03	00	Transferencias corrientes internas al sector público	158.367.943	0	0	0	0	158.367.943
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	158.367.943	0	0	0	0	158.367.943
				Totales	**158.367.943**	**0**	**0**	**0**	**0**	**158.367.943**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 469999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CENTRO DE ESTUDIOS LATINOAMERICANOS RÓMULO GALLEGOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 33.726.417

RESPONSABLE/EJECUTOR: 00004 OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**33.726.417**	**0**	**0**	**0**	**0**	**33.726.417**
407	01	00	00	Transferencias y donaciones corrientes internas	33.726.417	0	0	0	0	33.726.417
407	01	03	00	Transferencias corrientes internas al sector público	33.726.417	0	0	0	0	33.726.417
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	33.726.417	0	0	0	0	33.726.417
				Totales	**33.726.417**	**0**	**0**	**0**	**0**	**33.726.417**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 469999010 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN LIBRERÍAS DEL SUR

UNIDAD DE MEDIDA: BOLÍVAR **META:** 45.904.203

RESPONSABLE/EJECUTOR: 00004 OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**45.904.203**	**0**	**0**	**0**	**0**	**45.904.203**
407	01	00	00	Transferencias y donaciones corrientes internas	45.904.203	0	0	0	0	45.904.203
407	01	03	00	Transferencias corrientes internas al sector público	45.904.203	0	0	0	0	45.904.203
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	45.904.203	0	0	0	0	45.904.203
				Totales	**45.904.203**	**0**	**0**	**0**	**0**	**45.904.203**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 469999011 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CASA DEL ARTISTA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 60.660.515

RESPONSABLE/EJECUTOR: 00004 OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**60.660.515**	**0**	**0**	**0**	**0**	**60.660.515**
407	01	00	00	Transferencias y donaciones corrientes internas	60.660.515	0	0	0	0	60.660.515
407	01	03	00	Transferencias corrientes internas al sector público	60.660.515	0	0	0	0	60.660.515
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	60.660.515	0	0	0	0	60.660.515
				Totales	**60.660.515**	**0**	**0**	**0**	**0**	**60.660.515**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 469999012 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CENTRO DE LA DIVERSIDAD CULTURAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 42.631.783

RESPONSABLE/EJECUTOR: 00004 OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**42.631.783**	**0**	**0**	**0**	**0**	**42.631.783**
407	01	00	00	Transferencias y donaciones corrientes internas	42.631.783	0	0	0	0	42.631.783
407	01	03	00	Transferencias corrientes internas al sector público	42.631.783	0	0	0	0	42.631.783
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	42.631.783	0	0	0	0	42.631.783
				Totales	**42.631.783**	**0**	**0**	**0**	**0**	**42.631.783**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 469999013 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CINEMATECA NACIONAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 67.523.086

RESPONSABLE/EJECUTOR: 00004 OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**67.523.086**	**0**	**0**	**0**	**0**	**67.523.086**
407	01	00	00	Transferencias y donaciones corrientes internas	67.523.086	0	0	0	0	67.523.086
407	01	03	00	Transferencias corrientes internas al sector público	67.523.086	0	0	0	0	67.523.086
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	67.523.086	0	0	0	0	67.523.086
				Totales	**67.523.086**	**0**	**0**	**0**	**0**	**67.523.086**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 469999014 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CENTRO NACIONAL DE LA FOTOGRAFÍA (CENAF)

UNIDAD DE MEDIDA: BOLÍVAR

META: 11.748.334

RESPONSABLE/EJECUTOR: 00004 OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**11.748.334**	**0**	**0**	**0**	**0**	**11.748.334**
407	01	00	00	Transferencias y donaciones corrientes internas	11.748.334	0	0	0	0	11.748.334
407	01	03	00	Transferencias corrientes internas al sector público	11.748.334	0	0	0	0	11.748.334
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	11.748.334	0	0	0	0	11.748.334
				Totales	**11.748.334**	**0**	**0**	**0**	**0**	**11.748.334**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 469999015 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MUSEOS NACIONALES

UNIDAD DE MEDIDA: BOLÍVAR **META:** 197.581.196

RESPONSABLE/EJECUTOR: 00004 OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**197.581.196**	**0**	**0**	**0**	**0**	**197.581.196**
407	01	00	00	Transferencias y donaciones corrientes internas	197.581.196	0	0	0	0	197.581.196
407	01	03	00	Transferencias corrientes internas al sector público	197.581.196	0	0	0	0	197.581.196
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	197.581.196	0	0	0	0	197.581.196
				Totales	**197.581.196**	**0**	**0**	**0**	**0**	**197.581.196**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 469999016 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN DISTRIBUIDORA VENEZOLANA DE LA CULTURA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 21.053.736

RESPONSABLE/EJECUTOR: 00004 OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**21.053.736**	**0**	**0**	**0**	**0**	**21.053.736**
407	01	00	00	Transferencias y donaciones corrientes internas	21.053.736	0	0	0	0	21.053.736
407	01	03	00	Transferencias corrientes internas al sector público	21.053.736	0	0	0	0	21.053.736
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	21.053.736	0	0	0	0	21.053.736
				Totales	**21.053.736**	**0**	**0**	**0**	**0**	**21.053.736**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 469999017 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN COMPAÑÍA NACIONAL DE DANZA

UNIDAD DE MEDIDA: BOLÍVAR

META: 41.415.678

RESPONSABLE/EJECUTOR: 00004 OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**41.415.678**	**0**	**0**	**0**	**0**	**41.415.678**
407	01	00	00	Transferencias y donaciones corrientes internas	41.415.678	0	0	0	0	41.415.678
407	01	03	00	Transferencias corrientes internas al sector público	41.415.678	0	0	0	0	41.415.678
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	41.415.678	0	0	0	0	41.415.678
				Totales	**41.415.678**	**0**	**0**	**0**	**0**	**41.415.678**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 469999018 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MISIÓN CULTURA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 105.519.036

RESPONSABLE/EJECUTOR: 00004 OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**105.519.036**	**0**	**0**	**0**	**0**	**105.519.036**
407	01	00	00	Transferencias y donaciones corrientes internas	105.519.036	0	0	0	0	105.519.036
407	01	03	00	Transferencias corrientes internas al sector público	105.519.036	0	0	0	0	105.519.036
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	105.519.036	0	0	0	0	105.519.036
				Totales	**105.519.036**	**0**	**0**	**0**	**0**	**105.519.036**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 469999019 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN EDITORIAL EL PERRO Y LA RANA

UNIDAD DE MEDIDA: BOLÍVAR

META: 77.388.866

RESPONSABLE/EJECUTOR: 00004 OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**77.388.866**	**0**	**0**	**0**	**0**	**77.388.866**
407	01	00	00	Transferencias y donaciones corrientes internas	77.388.866	0	0	0	0	77.388.866
407	01	03	00	Transferencias corrientes internas al sector público	77.388.866	0	0	0	0	77.388.866
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	77.388.866	0	0	0	0	77.388.866
				Totales	**77.388.866**	**0**	**0**	**0**	**0**	**77.388.866**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 46 - 123

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 469999020 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN RED DE ARTE

UNIDAD DE MEDIDA: BOLÍVAR **META:** 53.103.141

RESPONSABLE/EJECUTOR: 00004 OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**53.103.141**	**0**	**0**	**0**	**0**	**53.103.141**
407	01	00	00	Transferencias y donaciones corrientes internas	53.103.141	0	0	0	0	53.103.141
407	01	03	00	Transferencias corrientes internas al sector público	53.103.141	0	0	0	0	53.103.141
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	53.103.141	0	0	0	0	53.103.141
				Totales	**53.103.141**	**0**	**0**	**0**	**0**	**53.103.141**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 469999021 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN IMPRENTA DE LA CULTURA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 57.251.668

RESPONSABLE/EJECUTOR: 00004 OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**57.251.668**	**0**	**0**	**0**	**0**	**57.251.668**
407	01	00	00	Transferencias y donaciones corrientes internas	57.251.668	0	0	0	0	57.251.668
407	01	03	00	Transferencias corrientes internas al sector público	57.251.668	0	0	0	0	57.251.668
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	57.251.668	0	0	0	0	57.251.668
				Totales	**57.251.668**	**0**	**0**	**0**	**0**	**57.251.668**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 469999022 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CENTRO NACIONAL DEL DISCO (CENDIS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 30.921.670

RESPONSABLE/EJECUTOR: 00004 OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**30.921.670**	**0**	**0**	**0**	**0**	**30.921.670**
407	01	00	00	Transferencias y donaciones corrientes internas	30.921.670	0	0	0	0	30.921.670
407	01	03	00	Transferencias corrientes internas al sector público	30.921.670	0	0	0	0	30.921.670
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	30.921.670	0	0	0	0	30.921.670
				Totales	**30.921.670**	**0**	**0**	**0**	**0**	**30.921.670**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 469999023 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CENTRO NACIONAL DE LA HISTORIA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 43.383.104

RESPONSABLE/EJECUTOR: 00004 OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**43.383.104**	**0**	**0**	**0**	**0**	**43.383.104**
407	01	00	00	Transferencias y donaciones corrientes internas	43.383.104	0	0	0	0	43.383.104
407	01	03	00	Transferencias corrientes internas al sector público	43.383.104	0	0	0	0	43.383.104
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	43.383.104	0	0	0	0	43.383.104
				Totales	**43.383.104**	**0**	**0**	**0**	**0**	**43.383.104**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 469999024 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CENTRO NACIONAL AUTÓNOMO DE CINEMATOGRAFÍA (CNAC)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 15.343.938

RESPONSABLE/EJECUTOR: 00004 OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.343.938**	**0**	**0**	**0**	**0**	**15.343.938**
407	01	00	00	Transferencias y donaciones corrientes internas	15.343.938	0	0	0	0	15.343.938
407	01	03	00	Transferencias corrientes internas al sector público	15.343.938	0	0	0	0	15.343.938
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	15.343.938	0	0	0	0	15.343.938
				Totales	**15.343.938**	**0**	**0**	**0**	**0**	**15.343.938**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 469999025 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CENTRO NACIONAL DEL LIBRO (CNL)

UNIDAD DE MEDIDA: BOLÍVAR

META: 37.303.154

RESPONSABLE/EJECUTOR: 00004 OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**37.303.154**	**0**	**0**	**0**	**0**	**37.303.154**
407	01	00	00	Transferencias y donaciones corrientes internas	37.303.154	0	0	0	0	37.303.154
407	01	03	00	Transferencias corrientes internas al sector público	37.303.154	0	0	0	0	37.303.154
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	37.303.154	0	0	0	0	37.303.154
				Totales	**37.303.154**	**0**	**0**	**0**	**0**	**37.303.154**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 469999026 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE MONTEAVILA EDITORES LATINOAMERICANA, C.A.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.955.680

RESPONSABLE/EJECUTOR: 00004 OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**12.955.680**	**0**	**0**	**0**	**0**	**12.955.680**
407	01	00	00	Transferencias y donaciones corrientes internas	12.955.680	0	0	0	0	12.955.680
407	01	03	00	Transferencias corrientes internas al sector público	12.955.680	0	0	0	0	12.955.680
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	12.955.680	0	0	0	0	12.955.680
				Totales	**12.955.680**	**0**	**0**	**0**	**0**	**12.955.680**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **PROYECTO:** 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 469999027 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO DE LAS ARTES ESCÉNICAS Y MUSICALES

UNIDAD DE MEDIDA: BOLÍVAR **META:** 59.722.261

RESPONSABLE/EJECUTOR: 00004 OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**59.722.261**	**0**	**0**	**0**	**0**	**59.722.261**
407	01	00	00	Transferencias y donaciones corrientes internas	59.722.261	0	0	0	0	59.722.261
407	01	03	00	Transferencias corrientes internas al sector público	59.722.261	0	0	0	0	59.722.261
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	59.722.261	0	0	0	0	59.722.261
				Totales	**59.722.261**	**0**	**0**	**0**	**0**	**59.722.261**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PROYECTO: 469999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.864.604.445

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE INSTITUTOS AUTÓNOMOS, FUNDACIONES Y ASOCIACIONES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 469999028 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO DE LAS ARTES DE LA IMAGEN Y EL ESPACIO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 69.408.987

RESPONSABLE/EJECUTOR: 00004 OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**69.408.987**	**0**	**0**	**0**	**0**	**69.408.987**
407	01	00	00	Transferencias y donaciones corrientes internas	69.408.987	0	0	0	0	69.408.987
407	01	03	00	Transferencias corrientes internas al sector público	69.408.987	0	0	0	0	69.408.987
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	69.408.987	0	0	0	0	69.408.987
				Totales	**69.408.987**	**0**	**0**	**0**	**0**	**69.408.987**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**212.275.756**	0	0	0	0	**212.275.756**
401	01	00	00	Sueldos, salarios y otras retribuciones	53.185.262	0	0	0	0	53.185.262
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	8.997.654	0	0	0	0	8.997.654
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	14.944.639	0	0	0	0	14.944.639
401	01	18	00	Remuneraciones al personal contratado	25.410.469	0	0	0	0	25.410.469
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	21.360.469	0	0	0	0	21.360.469
401	01	18	02	Remuneraciones por honorarios profesionales	4.050.000	0	0	0	0	4.050.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	105.759	0	0	0	0	105.759
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	66.795	0	0	0	0	66.795
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	2.790.546	0	0	0	0	2.790.546
401	01	99	00	Otras retribuciones	869.400	0	0	0	0	869.400
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	17.141.860	0	0	0	0	17.141.860
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.764.276	0	0	0	0	5.764.276
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	11.377.584	0	0	0	0	11.377.584
401	03	00	00	Primas	22.053.998	0	0	0	0	22.053.998
401	03	02	00	Primas de transporte a empleados	1.422.720	0	0	0	0	1.422.720
401	03	04	00	Primas por hijos a empleados	35.100	0	0	0	0	35.100
401	03	08	00	Primas de profesionalización a empleados	1.042.804	0	0	0	0	1.042.804
401	03	09	00	Primas por antigüedad a empleados	897.202	0	0	0	0	897.202
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.903.658	0	0	0	0	1.903.658
401	03	17	00	Primas de transporte a obreros	2.954.880	0	0	0	0	2.954.880
401	03	19	00	Primas por hijos de obreros	1.117.800	0	0	0	0	1.117.800
401	03	21	00	Primas por antigüedad a obreros	1.930.500	0	0	0	0	1.930.500
401	03	22	00	Primas de profesionalización a obreros	92.157	0	0	0	0	92.157
401	03	37	00	Primas de transporte al personal contratado	4.268.160	0	0	0	0	4.268.160
401	03	39	00	Primas por hijos al personal contratado	275.400	0	0	0	0	275.400
401	03	40	00	Primas de profesionalización al personal contratado	1.558.780	0	0	0	0	1.558.780
401	03	41	00	Primas por antigüedad al personal contratado	946.800	0	0	0	0	946.800
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	88.775	0	0	0	0	88.775
401	03	47	00	Primas al personal de alto nivel y de dirección	2.551.402	0	0	0	0	2.551.402
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	86.580	0	0	0	0	86.580

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	95	00	Otras primas al personal de alto nivel y de dirección	881.280	0	0	0	0	881.280
401	04	00	00	Complementos de sueldos y salarios	27.596.003	0	0	0	0	27.596.003
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	330.572	0	0	0	0	330.572
401	04	06	00	Complemento a empleados por comisión de servicios	526.649	0	0	0	0	526.649
401	04	08	00	Bono compensatorio de alimentación a empleados	3.574.125	0	0	0	0	3.574.125
401	04	09	00	Bono compensatorio de transporte a empleados	287.280	0	0	0	0	287.280
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.520.923	0	0	0	0	1.520.923
401	04	18	00	Bono compensatorio de alimentación a obreros	6.723.750	0	0	0	0	6.723.750
401	04	19	00	Bono compensatorio de transporte a obreros	63.840	0	0	0	0	63.840
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.347.514	0	0	0	0	1.347.514
401	04	26	00	Bono compensatorio de alimentación al personal contratado	9.477.000	0	0	0	0	9.477.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	30.375	0	0	0	0	30.375
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	10.640	0	0	0	0	10.640
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.272.000	0	0	0	0	1.272.000
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	2.250	0	0	0	0	2.250
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	92.250	0	0	0	0	92.250
401	04	96	00	Otros complementos a empleados	974.549	0	0	0	0	974.549
401	04	97	00	Otros complementos a obreros	660.286	0	0	0	0	660.286
401	04	98	00	Otros complementos al personal contratado	702.000	0	0	0	0	702.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	31.603.181	0	0	0	0	31.603.181
401	05	01	00	Aguinaldos a empleados	4.050.382	0	0	0	0	4.050.382
401	05	03	00	Bono vacacional a empleados	2.254.780	0	0	0	0	2.254.780
401	05	04	00	Aguinaldos a obreros	8.505.981	0	0	0	0	8.505.981
401	05	06	00	Bono vacacional a obreros	3.219.635	0	0	0	0	3.219.635
401	05	07	00	Aguinaldos al personal contratado	7.893.436	0	0	0	0	7.893.436
401	05	08	00	Bono vacacional al personal contratado	2.778.687	0	0	0	0	2.778.687
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	35.074	0	0	0	0	35.074
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	77.942	0	0	0	0	77.942
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.966.370	0	0	0	0	1.966.370
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	820.894	0	0	0	0	820.894
401	06	00	00	Aportes patronales y legales	13.086.781	0	0	0	0	13.086.781

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.883.073	0	0	0	0	1.883.073
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	657.912	0	0	0	0	657.912
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	418.461	0	0	0	0	418.461
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	473.510	0	0	0	0	473.510
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.708.209	0	0	0	0	2.708.209
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	971.969	0	0	0	0	971.969
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	601.824	0	0	0	0	601.824
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	657.453	0	0	0	0	657.453
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.337.304	0	0	0	0	2.337.304
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	519.401	0	0	0	0	519.401
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	562.684	0	0	0	0	562.684
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	19.668	0	0	0	0	19.668
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	7.102	0	0	0	0	7.102
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	4.735	0	0	0	0	4.735
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	690.498	0	0	0	0	690.498
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	248.104	0	0	0	0	248.104
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	154.846	0	0	0	0	154.846
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	165.657	0	0	0	0	165.657
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	4.371	0	0	0	0	4.371
401	07	00	00	Asistencia socio-económica	23.253.708	0	0	0	0	23.253.708
401	07	03	00	Ayudas por matrimonio a empleados	14.375	0	0	0	0	14.375
401	07	04	00	Ayudas por nacimiento de hijos a empleados	24.000	0	0	0	0	24.000
401	07	05	00	Ayudas por defunción a empleados	39.000	0	0	0	0	39.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.995.069	0	0	0	0	2.995.069
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	56.650	0	0	0	0	56.650
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	837.164	0	0	0	0	837.164
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	39.813	0	0	0	0	39.813
401	07	19	00	Ayudas por matrimonio de obreros	33.750	0	0	0	0	33.750
401	07	20	00	Ayudas por nacimiento de hijos de obreros	47.250	0	0	0	0	47.250

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	21	00	Ayudas por defunción a obreros	46.500	0	0	0	0	46.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	4.779.895	0	0	0	0	4.779.895
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	610.500	0	0	0	0	610.500
401	07	26	00	Dotación de uniformes a obreros	4.578.210	0	0	0	0	4.578.210
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	733.261	0	0	0	0	733.261
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	418.250	0	0	0	0	418.250
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	1.875	0	0	0	0	1.875
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	2.250	0	0	0	0	2.250
401	07	55	00	Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular	2.250	0	0	0	0	2.250
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	35.512	0	0	0	0	35.512
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	13.125	0	0	0	0	13.125
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	18.000	0	0	0	0	18.000
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	22.500	0	0	0	0	22.500
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.223.946	0	0	0	0	1.223.946
401	07	76	00	Ayudas por matrimonio al personal contratado	56.250	0	0	0	0	56.250
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	65.250	0	0	0	0	65.250
401	07	78	00	Ayudas por defunción al personal contratado	72.000	0	0	0	0	72.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	4.220.131	0	0	0	0	4.220.131
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	155.100	0	0	0	0	155.100
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.389.337	0	0	0	0	1.389.337
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	118.125	0	0	0	0	118.125
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	2.963	0	0	0	0	2.963
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	43.463	0	0	0	0	43.463
401	07	96	00	Otras subvenciones a empleados	25.200	0	0	0	0	25.200
401	07	97	00	Otras subvenciones a obreros	194.400	0	0	0	0	194.400
401	07	99	00	Otras subvenciones al personal contratado	338.344	0	0	0	0	338.344
401	08	00	00	Prestaciones sociales e indemnizaciones	24.050.010	0	0	0	0	24.050.010
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.420.200	0	0	0	0	5.420.200
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	9.531.989	0	0	0	0	9.531.989
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	6.551.937	0	0	0	0	6.551.937
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	89.634	0	0	0	0	89.634

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.456.250	0	0	0	0	2.456.250
401	94	00	00	Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular	1.828	0	0	0	0	1.828
401	94	01	00	Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular	1.828	0	0	0	0	1.828
401	95	00	00	Otros gastos del personal de alto nivel y de dirección	40.225	0	0	0	0	40.225
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	40.225	0	0	0	0	40.225
401	96	00	00	Otros gastos del personal empleado	125.875	0	0	0	0	125.875
401	96	01	00	Otros gastos del personal empleado	125.875	0	0	0	0	125.875
401	97	00	00	Otros gastos del personal obrero	137.025	0	0	0	0	137.025
401	97	01	00	Otros gastos del personal obrero	137.025	0	0	0	0	137.025
403	**00**	**00**	**00**	**Servicios no personales**	**11.149.397**	**0**	**0**	**0**	**0**	**11.149.397**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	615.000	0	0	0	0	615.000
403	10	07	00	Servicios de capacitación y adiestramiento	615.000	0	0	0	0	615.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	5.231.863	0	0	0	0	5.231.863
403	16	01	00	Servicios de diversión, esparcimiento y culturales	5.231.863	0	0	0	0	5.231.863
403	18	00	00	Impuestos indirectos	3.977.844	0	0	0	0	3.977.844
403	18	01	00	Impuesto al valor agregado	3.977.844	0	0	0	0	3.977.844
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.324.690	0	0	0	0	1.324.690
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.324.690	0	0	0	0	1.324.690
				Totales	**223.425.153**	**0**	**0**	**0**	**0**	**223.425.153**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

46 - 137

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 460001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**212.275.756**	0	0	0	0	**212.275.756**
401	01	00	00	Sueldos, salarios y otras retribuciones	53.185.262	0	0	0	0	53.185.262
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	8.997.654	0	0	0	0	8.997.654
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	14.944.639	0	0	0	0	14.944.639
401	01	18	00	Remuneraciones al personal contratado	25.410.469	0	0	0	0	25.410.469
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	21.360.469	0	0	0	0	21.360.469
401	01	18	02	Remuneraciones por honorarios profesionales	4.050.000	0	0	0	0	4.050.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	105.759	0	0	0	0	105.759
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	66.795	0	0	0	0	66.795
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	2.790.546	0	0	0	0	2.790.546
401	01	99	00	Otras retribuciones	869.400	0	0	0	0	869.400
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	17.141.860	0	0	0	0	17.141.860
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.764.276	0	0	0	0	5.764.276
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	11.377.584	0	0	0	0	11.377.584
401	03	00	00	Primas	22.053.998	0	0	0	0	22.053.998
401	03	02	00	Primas de transporte a empleados	1.422.720	0	0	0	0	1.422.720
401	03	04	00	Primas por hijos a empleados	35.100	0	0	0	0	35.100
401	03	08	00	Primas de profesionalización a empleados	1.042.804	0	0	0	0	1.042.804
401	03	09	00	Primas por antigüedad a empleados	897.202	0	0	0	0	897.202
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.903.658	0	0	0	0	1.903.658
401	03	17	00	Primas de transporte a obreros	2.954.880	0	0	0	0	2.954.880
401	03	19	00	Primas por hijos de obreros	1.117.800	0	0	0	0	1.117.800
401	03	21	00	Primas por antigüedad a obreros	1.930.500	0	0	0	0	1.930.500
401	03	22	00	Primas de profesionalización a obreros	92.157	0	0	0	0	92.157
401	03	37	00	Primas de transporte al personal contratado	4.268.160	0	0	0	0	4.268.160
401	03	39	00	Primas por hijos al personal contratado	275.400	0	0	0	0	275.400
401	03	40	00	Primas de profesionalización al personal contratado	1.558.780	0	0	0	0	1.558.780

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 460001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	41	00	Primas por antigüedad al personal contratado	946.800	0	0	0	0	946.800
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	88.775	0	0	0	0	88.775
401	03	47	00	Primas al personal de alto nivel y de dirección	2.551.402	0	0	0	0	2.551.402
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	86.580	0	0	0	0	86.580
401	03	95	00	Otras primas al personal de alto nivel y de dirección	881.280	0	0	0	0	881.280
401	04	00	00	Complementos de sueldos y salarios	27.596.003	0	0	0	0	27.596.003
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	330.572	0	0	0	0	330.572
401	04	06	00	Complemento a empleados por comisión de servicios	526.649	0	0	0	0	526.649
401	04	08	00	Bono compensatorio de alimentación a empleados	3.574.125	0	0	0	0	3.574.125
401	04	09	00	Bono compensatorio de transporte a empleados	287.280	0	0	0	0	287.280
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.520.923	0	0	0	0	1.520.923
401	04	18	00	Bono compensatorio de alimentación a obreros	6.723.750	0	0	0	0	6.723.750
401	04	19	00	Bono compensatorio de transporte a obreros	63.840	0	0	0	0	63.840
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.347.514	0	0	0	0	1.347.514
401	04	26	00	Bono compensatorio de alimentación al personal contratado	9.477.000	0	0	0	0	9.477.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	30.375	0	0	0	0	30.375
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	10.640	0	0	0	0	10.640
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.272.000	0	0	0	0	1.272.000
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	2.250	0	0	0	0	2.250
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	92.250	0	0	0	0	92.250
401	04	96	00	Otros complementos a empleados	974.549	0	0	0	0	974.549
401	04	97	00	Otros complementos a obreros	660.286	0	0	0	0	660.286
401	04	98	00	Otros complementos al personal contratado	702.000	0	0	0	0	702.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	31.603.181	0	0	0	0	31.603.181
401	05	01	00	Aguinaldos a empleados	4.050.382	0	0	0	0	4.050.382
401	05	03	00	Bono vacacional a empleados	2.254.780	0	0	0	0	2.254.780

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 460001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	04	00	Aguinaldos a obreros	8.505.981	0	0	0	0	8.505.981
401	05	06	00	Bono vacacional a obreros	3.219.635	0	0	0	0	3.219.635
401	05	07	00	Aguinaldos al personal contratado	7.893.436	0	0	0	0	7.893.436
401	05	08	00	Bono vacacional al personal contratado	2.778.687	0	0	0	0	2.778.687
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	35.074	0	0	0	0	35.074
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	77.942	0	0	0	0	77.942
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.966.370	0	0	0	0	1.966.370
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	820.894	0	0	0	0	820.894
401	06	00	00	Aportes patronales y legales	13.086.781	0	0	0	0	13.086.781
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.883.073	0	0	0	0	1.883.073
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	657.912	0	0	0	0	657.912
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	418.461	0	0	0	0	418.461
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	473.510	0	0	0	0	473.510
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.708.209	0	0	0	0	2.708.209
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	971.969	0	0	0	0	971.969
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	601.824	0	0	0	0	601.824
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	657.453	0	0	0	0	657.453
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.337.304	0	0	0	0	2.337.304
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	519.401	0	0	0	0	519.401
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	562.684	0	0	0	0	562.684
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	19.668	0	0	0	0	19.668
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	7.102	0	0	0	0	7.102
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	4.735	0	0	0	0	4.735
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	690.498	0	0	0	0	690.498
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	248.104	0	0	0	0	248.104

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 460001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	154.846	0	0	0	0	154.846
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	165.657	0	0	0	0	165.657
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	4.371	0	0	0	0	4.371
401	07	00	00	Asistencia socio-económica	23.253.708	0	0	0	0	23.253.708
401	07	03	00	Ayudas por matrimonio a empleados	14.375	0	0	0	0	14.375
401	07	04	00	Ayudas por nacimiento de hijos a empleados	24.000	0	0	0	0	24.000
401	07	05	00	Ayudas por defunción a empleados	39.000	0	0	0	0	39.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.995.069	0	0	0	0	2.995.069
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	56.650	0	0	0	0	56.650
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	837.164	0	0	0	0	837.164
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	39.813	0	0	0	0	39.813
401	07	19	00	Ayudas por matrimonio de obreros	33.750	0	0	0	0	33.750
401	07	20	00	Ayudas por nacimiento de hijos de obreros	47.250	0	0	0	0	47.250
401	07	21	00	Ayudas por defunción a obreros	46.500	0	0	0	0	46.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	4.779.895	0	0	0	0	4.779.895
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	610.500	0	0	0	0	610.500
401	07	26	00	Dotación de uniformes a obreros	4.578.210	0	0	0	0	4.578.210
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	733.261	0	0	0	0	733.261
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	418.250	0	0	0	0	418.250
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	1.875	0	0	0	0	1.875
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	2.250	0	0	0	0	2.250
401	07	55	00	Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular	2.250	0	0	0	0	2.250
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	35.512	0	0	0	0	35.512
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	13.125	0	0	0	0	13.125
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	18.000	0	0	0	0	18.000
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	22.500	0	0	0	0	22.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 460001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.223.946	0	0	0	0	1.223.946
401	07	76	00	Ayudas por matrimonio al personal contratado	56.250	0	0	0	0	56.250
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	65.250	0	0	0	0	65.250
401	07	78	00	Ayudas por defunción al personal contratado	72.000	0	0	0	0	72.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	4.220.131	0	0	0	0	4.220.131
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	155.100	0	0	0	0	155.100
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.389.337	0	0	0	0	1.389.337
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	118.125	0	0	0	0	118.125
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	2.963	0	0	0	0	2.963
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	43.463	0	0	0	0	43.463
401	07	96	00	Otras subvenciones a empleados	25.200	0	0	0	0	25.200
401	07	97	00	Otras subvenciones a obreros	194.400	0	0	0	0	194.400
401	07	99	00	Otras subvenciones al personal contratado	338.344	0	0	0	0	338.344
401	08	00	00	Prestaciones sociales e indemnizaciones	24.050.010	0	0	0	0	24.050.010
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.420.200	0	0	0	0	5.420.200
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	9.531.989	0	0	0	0	9.531.989
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	6.551.937	0	0	0	0	6.551.937
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	89.634	0	0	0	0	89.634
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.456.250	0	0	0	0	2.456.250
401	94	00	00	Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular	1.828	0	0	0	0	1.828
401	94	01	00	Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular	1.828	0	0	0	0	1.828
401	95	00	00	Otros gastos del personal de alto nivel y de dirección	40.225	0	0	0	0	40.225
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	40.225	0	0	0	0	40.225
401	96	00	00	Otros gastos del personal empleado	125.875	0	0	0	0	125.875
401	96	01	00	Otros gastos del personal empleado	125.875	0	0	0	0	125.875
401	97	00	00	Otros gastos del personal obrero	137.025	0	0	0	0	137.025

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 460001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	97	01	00	Otros gastos del personal obrero	137.025	0	0	0	0	137.025
403	**00**	**00**	**00**	**Servicios no personales**	**11.149.397**	**0**	**0**	**0**	**0**	**11.149.397**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	615.000	0	0	0	0	615.000
403	10	07	00	Servicios de capacitación y adiestramiento	615.000	0	0	0	0	615.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	5.231.863	0	0	0	0	5.231.863
403	16	01	00	Servicios de diversión, esparcimiento y culturales	5.231.863	0	0	0	0	5.231.863
403	18	00	00	Impuestos indirectos	3.977.844	0	0	0	0	3.977.844
403	18	01	00	Impuesto al valor agregado	3.977.844	0	0	0	0	3.977.844
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.324.690	0	0	0	0	1.324.690
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.324.690	0	0	0	0	1.324.690
				Totales	**223.425.153**	**0**	**0**	**0**	**0**	**223.425.153**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**52.943.679**	**0**	**0**	**0**	**0**	**52.943.679**
402	01	00	00	Productos alimenticios y agropecuarios	16.509.518	0	0	0	0	16.509.518
402	01	01	00	Alimentos y bebidas para personas	14.859.518	0	0	0	0	14.859.518
402	01	99	00	Otros productos alimenticios y agropecuarios	1.650.000	0	0	0	0	1.650.000
402	02	00	00	Productos de minas, canteras y yacimientos	995.000	0	0	0	0	995.000
402	02	05	00	Piedra, arcilla, arena y tierra	375.000	0	0	0	0	375.000
402	02	99	00	Otros productos de minas, canteras y yacimientos	620.000	0	0	0	0	620.000
402	03	00	00	Textiles y vestuarios	1.649.000	0	0	0	0	1.649.000
402	03	01	00	Textiles	109.000	0	0	0	0	109.000
402	03	02	00	Prendas de vestir	800.000	0	0	0	0	800.000
402	03	03	00	Calzados	165.000	0	0	0	0	165.000
402	03	99	00	Otros productos textiles y vestuarios	575.000	0	0	0	0	575.000
402	04	00	00	Productos de cuero y caucho	2.457.000	0	0	0	0	2.457.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	150.000	0	0	0	0	150.000
402	04	03	00	Cauchos y tripas para vehículos	1.357.000	0	0	0	0	1.357.000
402	04	99	00	Otros productos de cuero y caucho	950.000	0	0	0	0	950.000
402	05	00	00	Productos de papel, cartón e impresos	6.024.218	0	0	0	0	6.024.218
402	05	01	00	Pulpa de madera, papel y cartón	396.704	0	0	0	0	396.704
402	05	02	00	Envases y cajas de papel y cartón	288.208	0	0	0	0	288.208
402	05	03	00	Productos de papel y cartón para oficina	3.193.006	0	0	0	0	3.193.006
402	05	04	00	Libros, revistas y periódicos	184.000	0	0	0	0	184.000
402	05	05	00	Material de enseñanza	200.000	0	0	0	0	200.000
402	05	06	00	Productos de papel y cartón para computación	1.264.100	0	0	0	0	1.264.100
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	345.600	0	0	0	0	345.600
402	05	99	00	Otros productos de pulpa, papel y cartón	152.600	0	0	0	0	152.600
402	06	00	00	Productos químicos y derivados	3.636.690	0	0	0	0	3.636.690
402	06	02	00	Abonos, plaguicidas y otros	7.500	0	0	0	0	7.500
402	06	03	00	Tintas, pinturas y colorantes	1.895.868	0	0	0	0	1.895.868
402	06	04	00	Productos farmacéuticos y medicamentos	62.000	0	0	0	0	62.000
402	06	06	00	Combustibles y lubricantes	1.063.448	0	0	0	0	1.063.448
402	06	08	00	Productos plásticos	511.153	0	0	0	0	511.153
402	06	99	00	Otros productos de la industria química y conexos	96.721	0	0	0	0	96.721
402	07	00	00	Productos minerales no metálicos	420.000	0	0	0	0	420.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	02	00	Vidrios y productos de vidrio	225.000	0	0	0	0	225.000
402	07	03	00	Productos de arcilla para construcción	15.000	0	0	0	0	15.000
402	07	04	00	Cemento, cal y yeso	30.000	0	0	0	0	30.000
402	07	99	00	Otros productos minerales no metálicos	150.000	0	0	0	0	150.000
402	08	00	00	Productos metálicos	5.284.586	0	0	0	0	5.284.586
402	08	01	00	Productos primarios de hierro y acero	384.124	0	0	0	0	384.124
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	683.792	0	0	0	0	683.792
402	08	04	00	Productos metálicos estructurales	225.000	0	0	0	0	225.000
402	08	07	00	Material de señalamiento	12.000	0	0	0	0	12.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.514.280	0	0	0	0	3.514.280
402	08	10	00	Repuestos y accesorios para otros equipos	165.390	0	0	0	0	165.390
402	08	99	00	Otros productos metálicos	300.000	0	0	0	0	300.000
402	09	00	00	Productos de madera	420.000	0	0	0	0	420.000
402	09	01	00	Productos primarios de madera	75.000	0	0	0	0	75.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	195.000	0	0	0	0	195.000
402	09	99	00	Otros productos de madera	150.000	0	0	0	0	150.000
402	10	00	00	Productos varios y útiles diversos	14.677.667	0	0	0	0	14.677.667
402	10	01	00	Artículos de deporte, recreación y juguetes	150.000	0	0	0	0	150.000
402	10	02	00	Materiales y útiles de limpieza y aseo	749.300	0	0	0	0	749.300
402	10	03	00	Utensilios de cocina y comedor	320.000	0	0	0	0	320.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	75.000	0	0	0	0	75.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.610.721	0	0	0	0	2.610.721
402	10	06	00	Condecoraciones, ofrendas y similares	215.160	0	0	0	0	215.160
402	10	07	00	Productos de seguridad en el trabajo	375.000	0	0	0	0	375.000
402	10	08	00	Materiales para equipos de computación	6.452.916	0	0	0	0	6.452.916
402	10	11	00	Materiales eléctricos	2.389.686	0	0	0	0	2.389.686
402	10	12	00	Materiales para instalaciones sanitarias	525.000	0	0	0	0	525.000
402	10	13	00	Materiales fotográficos	200.000	0	0	0	0	200.000
402	10	99	00	Otros productos y útiles diversos	614.884	0	0	0	0	614.884
402	99	00	00	Otros materiales y suministros	870.000	0	0	0	0	870.000
402	99	01	00	Otros materiales y suministros	870.000	0	0	0	0	870.000
403	**00**	**00**	**00**	**Servicios no personales**	**181.027.184**	**0**	**0**	**0**	**0**	**181.027.184**
403	02	00	00	Alquileres de maquinaria y equipos	300.000	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **ACCIÓN CENTRALIZADA:** 460002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	300.000	0	0	0	0	300.000
403	04	00	00	Servicios básicos	20.689.818	0	0	0	0	20.689.818
403	04	01	00	Electricidad	4.095.000	0	0	0	0	4.095.000
403	04	03	00	Agua	1.180.000	0	0	0	0	1.180.000
403	04	04	00	Teléfonos	11.095.568	0	0	0	0	11.095.568
403	04	04	01	Servicios de telefonía prestados por organismos públicos	7.445.568	0	0	0	0	7.445.568
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	3.650.000	0	0	0	0	3.650.000
403	04	05	00	Servicio de comunicaciones	1.731.250	0	0	0	0	1.731.250
403	04	06	00	Servicio de aseo urbano y domiciliario	2.288.000	0	0	0	0	2.288.000
403	04	07	00	Servicio de condominio	300.000	0	0	0	0	300.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	161.082	0	0	0	0	161.082
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	161.082	0	0	0	0	161.082
403	06	00	00	Servicios de transporte y almacenaje	6.204.836	0	0	0	0	6.204.836
403	06	01	00	Fletes y embalajes	6.170.183	0	0	0	0	6.170.183
403	06	02	00	Almacenaje	17.000	0	0	0	0	17.000
403	06	03	00	Estacionamiento	624	0	0	0	0	624
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	17.029	0	0	0	0	17.029
403	07	00	00	Servicios de información, impresión y relaciones públicas	29.325.200	0	0	0	0	29.325.200
403	07	01	00	Publicidad y propaganda	3.590.000	0	0	0	0	3.590.000
403	07	02	00	Imprenta y reproducción	5.613.000	0	0	0	0	5.613.000
403	07	03	00	Relaciones sociales	19.922.200	0	0	0	0	19.922.200
403	07	04	00	Avisos	200.000	0	0	0	0	200.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	4.975.090	0	0	0	0	4.975.090
403	08	01	00	Primas y gastos de seguros	3.920.000	0	0	0	0	3.920.000
403	08	02	00	Comisiones y gastos bancarios	152.950	0	0	0	0	152.950
403	08	03	00	Comisiones y gastos de adquisición de seguros	902.140	0	0	0	0	902.140
403	09	00	00	Viáticos y pasajes	15.453.953	0	0	0	0	15.453.953
403	09	01	00	Viáticos y pasajes dentro del país	14.328.184	0	0	0	0	14.328.184
403	09	02	00	Viáticos y pasajes fuera del país	1.125.769	0	0	0	0	1.125.769
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	18.866.501	0	0	0	0	18.866.501
403	10	10	00	Servicios de vigilancia	12.750.000	0	0	0	0	12.750.000
403	10	99	00	Otros servicios profesionales y técnicos	6.116.501	0	0	0	0	6.116.501
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	19.865.664	0	0	0	0	19.865.664

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **ACCIÓN CENTRALIZADA:** 460002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	12.322.417	0	0	0	0	12.322.417
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	79.000	0	0	0	0	79.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	900.000	0	0	0	0	900.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	48.400	0	0	0	0	48.400
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.427.447	0	0	0	0	1.427.447
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	5.088.400	0	0	0	0	5.088.400
403	12	00	00	Conservación y reparaciones menores de obras	34.732.078	0	0	0	0	34.732.078
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	30.062.611	0	0	0	0	30.062.611
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	4.669.467	0	0	0	0	4.669.467
403	18	00	00	Impuestos indirectos	28.767.034	0	0	0	0	28.767.034
403	18	01	00	Impuesto al valor agregado	27.567.034	0	0	0	0	27.567.034
403	18	99	00	Otros impuestos indirectos	1.200.000	0	0	0	0	1.200.000
403	99	00	00	Otros servicios no personales	1.685.928	0	0	0	0	1.685.928
403	99	01	00	Otros servicios no personales	1.685.928	0	0	0	0	1.685.928
404	**00**	**00**	**00**	**Activos reales**	**9.410.583**	**0**	**0**	**0**	**0**	**9.410.583**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	438.785	0	0	0	0	438.785
404	01	01	00	Repuestos mayores	124.000	0	0	0	0	124.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	60.000	0	0	0	0	60.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	24.000	0	0	0	0	24.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	40.000	0	0	0	0	40.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	314.785	0	0	0	0	314.785
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	120.000	0	0	0	0	120.000
404	01	02	05	Reparaciones, mejoras y adiciones mayores de equipos científicos, religiosos, de enseñanza y recreación	104.000	0	0	0	0	104.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	90.785	0	0	0	0	90.785
404	04	00	00	Equipos de transporte, tracción y elevación	3.000.000	0	0	0	0	3.000.000
404	04	01	00	Vehículos automotores terrestres	3.000.000	0	0	0	0	3.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.195.000	0	0	0	0	1.195.000
404	05	01	00	Equipos de telecomunicaciones	1.195.000	0	0	0	0	1.195.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	540.000	0	0	0	0	540.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	500.000	0	0	0	0	500.000
404	07	06	00	Instrumentos musicales y equipos de audio	40.000	0	0	0	0	40.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **ACCIÓN CENTRALIZADA:** 460002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.236.798	0	0	0	0	4.236.798
404	09	01	00	Mobiliario y equipos de oficina	640.000	0	0	0	0	640.000
404	09	02	00	Equipos de computación	3.596.798	0	0	0	0	3.596.798
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.099.083.618**	**0**	**0**	**0**	**0**	**1.099.083.618**
407	01	00	00	Transferencias y donaciones corrientes internas	1.061.416.618	0	0	0	0	1.061.416.618
407	01	02	00	Donaciones corrientes internas al sector privado	142.833.000	0	0	0	0	142.833.000
407	01	02	01	Donaciones corrientes a personas	142.833.000	0	0	0	0	142.833.000
407	01	03	00	Transferencias corrientes internas al sector público	918.583.618	0	0	0	0	918.583.618
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	907.618.771	0	0	0	0	907.618.771
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	10.964.847	0	0	0	0	10.964.847
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	37.667.000	0	0	0	0	37.667.000
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	37.667.000	0	0	0	0	37.667.000
407	12	01	02	Donaciones Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	37.667.000	0	0	0	0	37.667.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**44.440.957**	**0**	**0**	**0**	**0**	**44.440.957**
411	11	00	00	Obligaciones de ejercicios anteriores	44.440.957	0	0	0	0	44.440.957
411	11	04	00	Compromisos pendientes de ejercicios anteriores	44.440.957	0	0	0	0	44.440.957
				Totales	**1.386.906.021**	**0**	**0**	**0**	**0**	**1.386.906.021**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **ACCIÓN CENTRALIZADA:** 460002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**918.583.618**	**0**	**0**	**0**	**0**	**918.583.618**
407	01	00	00	Transferencias y donaciones corrientes internas	918.583.618	0	0	0	0	918.583.618
407	01	03	00	Transferencias corrientes internas al sector público	918.583.618	0	0	0	0	918.583.618
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	907.618.771	0	0	0	0	907.618.771
				- A0002 Instituto Autónomo Biblioteca Nacional y de Servicios de Bibliotecas	196.010.272	0	0	0	0	196.010.272
				- A0150 Instituto del Patrimonio Cultural	35.071.036	0	0	0	0	35.071.036
				- A0158 Compañía Nacional de Teatro	16.062.973	0	0	0	0	16.062.973
				- A0161 Fundación Compañía Nacional de Música	19.655.135	0	0	0	0	19.655.135
				- A0301 Fundación Biblioteca Ayacucho	7.876.504	0	0	0	0	7.876.504
				- A0342 Fundación Casa Nacional de las Letras Andrés Bello	6.812.956	0	0	0	0	6.812.956
				- A0371 Fundación Vicente Emilio Sojo	2.111.311	0	0	0	0	2.111.311
				- A0372 Fundación Teatro Teresa Carreño	74.390.987	0	0	0	0	74.390.987
				- A0373 Fundación Centro de Estudios Latinoamericanos Rómulo Gallegos	25.329.133	0	0	0	0	25.329.133
				- A0374 Fundación Librerías del Sur	18.142.396	0	0	0	0	18.142.396
				- A0375 Fundación Casa del Artista	29.034.270	0	0	0	0	29.034.270
				- A0378 Centro de la Diversidad Cultural	13.809.411	0	0	0	0	13.809.411
				- A0390 Fundación Cinemateca Nacional	29.009.122	0	0	0	0	29.009.122
				- A0417 Fundación Centro Nacional de la Fotografía (CENAF)	7.496.100	0	0	0	0	7.496.100
				- A0424 Fundación Museos Nacionales	118.358.854	0	0	0	0	118.358.854
				- A0449 Fundación Distribuidora Venezolana de la Cultura	19.023.031	0	0	0	0	19.023.031
				- A0450 Fundación Compañía Nacional de Danza	21.386.685	0	0	0	0	21.386.685
				- A0452 Fundación Misión Cultura	43.769.542	0	0	0	0	43.769.542
				- A0453 Fundación Editorial El Perro y La Rana	33.229.943	0	0	0	0	33.229.943
				- A0459 Fundación Red de Arte	22.758.489	0	0	0	0	22.758.489
				- A0462 Fundación Imprenta de la Cultura	36.077.740	0	0	0	0	36.077.740
				- A0469 Fundación Centro Nacional del Disco (CENDIS)	30.025.738	0	0	0	0	30.025.738
				- A0486 Fundación Centro Nacional de la Historia	10.439.766	0	0	0	0	10.439.766
				- A0821 Centro Nacional Autónomo de Cinematografía (CNAC)	7.433.117	0	0	0	0	7.433.117
				- A0829 Centro Nacional del Libro (CNL)	14.742.709	0	0	0	0	14.742.709
				- A0948 Instituto de las Artes Escénicas y Musicales	39.814.841	0	0	0	0	39.814.841

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **ACCIÓN CENTRALIZADA:** 460002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				- A0949 Instituto de las Artes de la Imagen y el Espacio	29.746.710	0	0	0	0	29.746.710
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	10.964.847	0	0	0	0	10.964.847
				- A0838 Monteavila Editores Latinoamericana, C.A.	10.964.847	0	0	0	0	10.964.847
				Totales	**918.583.618**	**0**	**0**	**0**	**0**	**918.583.618**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **ACCIÓN CENTRALIZADA:** 460002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 460002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**52.943.679**	**0**	**0**	**0**	**0**	**52.943.679**
402	01	00	00	Productos alimenticios y agropecuarios	16.509.518	0	0	0	0	16.509.518
402	01	01	00	Alimentos y bebidas para personas	14.859.518	0	0	0	0	14.859.518
402	01	99	00	Otros productos alimenticios y agropecuarios	1.650.000	0	0	0	0	1.650.000
402	02	00	00	Productos de minas, canteras y yacimientos	995.000	0	0	0	0	995.000
402	02	05	00	Piedra, arcilla, arena y tierra	375.000	0	0	0	0	375.000
402	02	99	00	Otros productos de minas, canteras y yacimientos	620.000	0	0	0	0	620.000
402	03	00	00	Textiles y vestuarios	1.649.000	0	0	0	0	1.649.000
402	03	01	00	Textiles	109.000	0	0	0	0	109.000
402	03	02	00	Prendas de vestir	800.000	0	0	0	0	800.000
402	03	03	00	Calzados	165.000	0	0	0	0	165.000
402	03	99	00	Otros productos textiles y vestuarios	575.000	0	0	0	0	575.000
402	04	00	00	Productos de cuero y caucho	2.457.000	0	0	0	0	2.457.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	150.000	0	0	0	0	150.000
402	04	03	00	Cauchos y tripas para vehículos	1.357.000	0	0	0	0	1.357.000
402	04	99	00	Otros productos de cuero y caucho	950.000	0	0	0	0	950.000
402	05	00	00	Productos de papel, cartón e impresos	6.024.218	0	0	0	0	6.024.218
402	05	01	00	Pulpa de madera, papel y cartón	396.704	0	0	0	0	396.704
402	05	02	00	Envases y cajas de papel y cartón	288.208	0	0	0	0	288.208
402	05	03	00	Productos de papel y cartón para oficina	3.193.006	0	0	0	0	3.193.006
402	05	04	00	Libros, revistas y periódicos	184.000	0	0	0	0	184.000
402	05	05	00	Material de enseñanza	200.000	0	0	0	0	200.000
402	05	06	00	Productos de papel y cartón para computación	1.264.100	0	0	0	0	1.264.100
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	345.600	0	0	0	0	345.600
402	05	99	00	Otros productos de pulpa, papel y cartón	152.600	0	0	0	0	152.600
402	06	00	00	Productos químicos y derivados	3.636.690	0	0	0	0	3.636.690
402	06	02	00	Abonos, plaguicidas y otros	7.500	0	0	0	0	7.500
402	06	03	00	Tintas, pinturas y colorantes	1.895.868	0	0	0	0	1.895.868

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 460002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	62.000	0	0	0	0	62.000
402	06	06	00	Combustibles y lubricantes	1.063.448	0	0	0	0	1.063.448
402	06	08	00	Productos plásticos	511.153	0	0	0	0	511.153
402	06	99	00	Otros productos de la industria química y conexos	96.721	0	0	0	0	96.721
402	07	00	00	Productos minerales no metálicos	420.000	0	0	0	0	420.000
402	07	02	00	Vidrios y productos de vidrio	225.000	0	0	0	0	225.000
402	07	03	00	Productos de arcilla para construcción	15.000	0	0	0	0	15.000
402	07	04	00	Cemento, cal y yeso	30.000	0	0	0	0	30.000
402	07	99	00	Otros productos minerales no metálicos	150.000	0	0	0	0	150.000
402	08	00	00	Productos metálicos	5.284.586	0	0	0	0	5.284.586
402	08	01	00	Productos primarios de hierro y acero	384.124	0	0	0	0	384.124
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	683.792	0	0	0	0	683.792
402	08	04	00	Productos metálicos estructurales	225.000	0	0	0	0	225.000
402	08	07	00	Material de señalamiento	12.000	0	0	0	0	12.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.514.280	0	0	0	0	3.514.280
402	08	10	00	Repuestos y accesorios para otros equipos	165.390	0	0	0	0	165.390
402	08	99	00	Otros productos metálicos	300.000	0	0	0	0	300.000
402	09	00	00	Productos de madera	420.000	0	0	0	0	420.000
402	09	01	00	Productos primarios de madera	75.000	0	0	0	0	75.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	195.000	0	0	0	0	195.000
402	09	99	00	Otros productos de madera	150.000	0	0	0	0	150.000
402	10	00	00	Productos varios y útiles diversos	14.677.667	0	0	0	0	14.677.667
402	10	01	00	Artículos de deporte, recreación y juguetes	150.000	0	0	0	0	150.000
402	10	02	00	Materiales y útiles de limpieza y aseo	749.300	0	0	0	0	749.300
402	10	03	00	Utensilios de cocina y comedor	320.000	0	0	0	0	320.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	75.000	0	0	0	0	75.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.610.721	0	0	0	0	2.610.721
402	10	06	00	Condecoraciones, ofrendas y similares	215.160	0	0	0	0	215.160

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **ACCIÓN CENTRALIZADA:** 460002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 460002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	375.000	0	0	0	0	375.000
402	10	08	00	Materiales para equipos de computación	6.452.916	0	0	0	0	6.452.916
402	10	11	00	Materiales eléctricos	2.389.686	0	0	0	0	2.389.686
402	10	12	00	Materiales para instalaciones sanitarias	525.000	0	0	0	0	525.000
402	10	13	00	Materiales fotográficos	200.000	0	0	0	0	200.000
402	10	99	00	Otros productos y útiles diversos	614.884	0	0	0	0	614.884
402	99	00	00	Otros materiales y suministros	870.000	0	0	0	0	870.000
402	99	01	00	Otros materiales y suministros	870.000	0	0	0	0	870.000
403	**00**	**00**	**00**	**Servicios no personales**	**181.027.184**	**0**	**0**	**0**	**0**	**181.027.184**
403	02	00	00	Alquileres de maquinaria y equipos	300.000	0	0	0	0	300.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	300.000	0	0	0	0	300.000
403	04	00	00	Servicios básicos	20.689.818	0	0	0	0	20.689.818
403	04	01	00	Electricidad	4.095.000	0	0	0	0	4.095.000
403	04	03	00	Agua	1.180.000	0	0	0	0	1.180.000
403	04	04	00	Teléfonos	11.095.568	0	0	0	0	11.095.568
403	04	04	01	Servicios de telefonía prestados por organismos públicos	7.445.568	0	0	0	0	7.445.568
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	3.650.000	0	0	0	0	3.650.000
403	04	05	00	Servicio de comunicaciones	1.731.250	0	0	0	0	1.731.250
403	04	06	00	Servicio de aseo urbano y domiciliario	2.288.000	0	0	0	0	2.288.000
403	04	07	00	Servicio de condominio	300.000	0	0	0	0	300.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	161.082	0	0	0	0	161.082
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	161.082	0	0	0	0	161.082
403	06	00	00	Servicios de transporte y almacenaje	6.204.836	0	0	0	0	6.204.836
403	06	01	00	Fletes y embalajes	6.170.183	0	0	0	0	6.170.183
403	06	02	00	Almacenaje	17.000	0	0	0	0	17.000
403	06	03	00	Estacionamiento	624	0	0	0	0	624
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	17.029	0	0	0	0	17.029
403	07	00	00	Servicios de información, impresión y relaciones públicas	29.325.200	0	0	0	0	29.325.200

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **ACCIÓN CENTRALIZADA:** 460002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 460002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	01	00	Publicidad y propaganda	3.590.000	0	0	0	0	3.590.000
403	07	02	00	Imprenta y reproducción	5.613.000	0	0	0	0	5.613.000
403	07	03	00	Relaciones sociales	19.922.200	0	0	0	0	19.922.200
403	07	04	00	Avisos	200.000	0	0	0	0	200.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	4.975.090	0	0	0	0	4.975.090
403	08	01	00	Primas y gastos de seguros	3.920.000	0	0	0	0	3.920.000
403	08	02	00	Comisiones y gastos bancarios	152.950	0	0	0	0	152.950
403	08	03	00	Comisiones y gastos de adquisición de seguros	902.140	0	0	0	0	902.140
403	09	00	00	Viáticos y pasajes	15.453.953	0	0	0	0	15.453.953
403	09	01	00	Viáticos y pasajes dentro del país	14.328.184	0	0	0	0	14.328.184
403	09	02	00	Viáticos y pasajes fuera del país	1.125.769	0	0	0	0	1.125.769
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	18.866.501	0	0	0	0	18.866.501
403	10	10	00	Servicios de vigilancia	12.750.000	0	0	0	0	12.750.000
403	10	99	00	Otros servicios profesionales y técnicos	6.116.501	0	0	0	0	6.116.501
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	19.865.664	0	0	0	0	19.865.664
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	12.322.417	0	0	0	0	12.322.417
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	79.000	0	0	0	0	79.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	900.000	0	0	0	0	900.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	48.400	0	0	0	0	48.400
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.427.447	0	0	0	0	1.427.447
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	5.088.400	0	0	0	0	5.088.400
403	12	00	00	Conservación y reparaciones menores de obras	34.732.078	0	0	0	0	34.732.078
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	30.062.611	0	0	0	0	30.062.611
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	4.669.467	0	0	0	0	4.669.467
403	18	00	00	Impuestos indirectos	28.767.034	0	0	0	0	28.767.034
403	18	01	00	Impuesto al valor agregado	27.567.034	0	0	0	0	27.567.034
403	18	99	00	Otros impuestos indirectos	1.200.000	0	0	0	0	1.200.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **ACCIÓN CENTRALIZADA:** 460002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 460002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	00	00	Otros servicios no personales	1.685.928	0	0	0	0	1.685.928
403	99	01	00	Otros servicios no personales	1.685.928	0	0	0	0	1.685.928
404	**00**	**00**	**00**	**Activos reales**	**9.410.583**	**0**	**0**	**0**	**0**	**9.410.583**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	438.785	0	0	0	0	438.785
404	01	01	00	Repuestos mayores	124.000	0	0	0	0	124.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	60.000	0	0	0	0	60.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	24.000	0	0	0	0	24.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	40.000	0	0	0	0	40.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	314.785	0	0	0	0	314.785
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	120.000	0	0	0	0	120.000
404	01	02	05	Reparaciones, mejoras y adiciones mayores de equipos científicos, religiosos, de enseñanza y recreación	104.000	0	0	0	0	104.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	90.785	0	0	0	0	90.785
404	04	00	00	Equipos de transporte, tracción y elevación	3.000.000	0	0	0	0	3.000.000
404	04	01	00	Vehículos automotores terrestres	3.000.000	0	0	0	0	3.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.195.000	0	0	0	0	1.195.000
404	05	01	00	Equipos de telecomunicaciones	1.195.000	0	0	0	0	1.195.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	540.000	0	0	0	0	540.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	500.000	0	0	0	0	500.000
404	07	06	00	Instrumentos musicales y equipos de audio	40.000	0	0	0	0	40.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.236.798	0	0	0	0	4.236.798
404	09	01	00	Mobiliario y equipos de oficina	640.000	0	0	0	0	640.000
404	09	02	00	Equipos de computación	3.596.798	0	0	0	0	3.596.798
407	**00**	**00**	**00**	**Transferencias y donaciones**	**37.667.000**	**0**	**0**	**0**	**0**	**37.667.000**
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	37.667.000	0	0	0	0	37.667.000
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	37.667.000	0	0	0	0	37.667.000
407	12	01	02	Donaciones Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	37.667.000	0	0	0	0	37.667.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**44.440.957**	**0**	**0**	**0**	**0**	**44.440.957**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 460002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
411	11	00	00	Obligaciones de ejercicios anteriores	44.440.957	0	0	0	0	44.440.957
411	11	04	00	Compromisos pendientes de ejercicios anteriores	44.440.957	0	0	0	0	44.440.957
				Totales	**325.489.403**	**0**	**0**	**0**	**0**	**325.489.403**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 460002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**142.833.000**	**0**	**0**	**0**	**0**	**142.833.000**
407	01	00	00	Transferencias y donaciones corrientes internas	142.833.000	0	0	0	0	142.833.000
407	01	02	00	Donaciones corrientes internas al sector privado	142.833.000	0	0	0	0	142.833.000
407	01	02	01	Donaciones corrientes a personas	142.833.000	0	0	0	0	142.833.000
				Totales	**142.833.000**	**0**	**0**	**0**	**0**	**142.833.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **ACCIÓN CENTRALIZADA:** 460002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 460002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**918.583.618**	**0**	**0**	**0**	**0**	**918.583.618**
407	01	00	00	Transferencias y donaciones corrientes internas	918.583.618	0	0	0	0	918.583.618
407	01	03	00	Transferencias corrientes internas al sector público	918.583.618	0	0	0	0	918.583.618
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	907.618.771	0	0	0	0	907.618.771
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	10.964.847	0	0	0	0	10.964.847
				Totales	**918.583.618**	**0**	**0**	**0**	**0**	**918.583.618**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**237.583.095**	**0**	**0**	**0**	**0**	**237.583.095**
407	01	00	00	Transferencias y donaciones corrientes internas	237.583.095	0	0	0	0	237.583.095
407	01	01	00	Transferencias corrientes internas al sector privado	237.583.095	0	0	0	0	237.583.095
407	01	01	01	Pensiones del personal empleado, obrero y militar	10.063.798	0	0	0	0	10.063.798
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	42.748.877	0	0	0	0	42.748.877
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	3.354.599	0	0	0	0	3.354.599
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.509.570	0	0	0	0	1.509.570
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	20.990.000	0	0	0	0	20.990.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	7.866.075	0	0	0	0	7.866.075
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	14.249.626	0	0	0	0	14.249.626
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	6.412.332	0	0	0	0	6.412.332
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	96.974.805	0	0	0	0	96.974.805
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	33.413.413	0	0	0	0	33.413.413
				Totales	**237.583.095**	**0**	**0**	**0**	**0**	**237.583.095**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 46 - 160

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA **ACCIÓN CENTRALIZADA:** 460003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

ACCIÓN CENTRALIZADA: 460003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 460003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**237.583.095**	**0**	**0**	**0**	**0**	**237.583.095**
407	01	00	00	Transferencias y donaciones corrientes internas	237.583.095	0	0	0	0	237.583.095
407	01	01	00	Transferencias corrientes internas al sector privado	237.583.095	0	0	0	0	237.583.095
407	01	01	01	Pensiones del personal empleado, obrero y militar	10.063.798	0	0	0	0	10.063.798
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	42.748.877	0	0	0	0	42.748.877
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	3.354.599	0	0	0	0	3.354.599
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.509.570	0	0	0	0	1.509.570
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	20.990.000	0	0	0	0	20.990.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	7.866.075	0	0	0	0	7.866.075
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	14.249.626	0	0	0	0	14.249.626
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	6.412.332	0	0	0	0	6.412.332
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	96.974.805	0	0	0	0	96.974.805
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	33.413.413	0	0	0	0	33.413.413
				Totales	**237.583.095**	**0**	**0**	**0**	**0**	**237.583.095**

52

Ministerio del Poder Popular para los Pueblos Indígenas

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**395.860.888**	0	0	0	0	**395.860.888**
401	01	00	00	Sueldos, salarios y otras retribuciones	92.955.000	0	0	0	0	92.955.000
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	37.620.000	0	0	0	0	37.620.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	12.480.000	0	0	0	0	12.480.000
401	01	18	00	Remuneraciones al personal contratado	41.580.000	0	0	0	0	41.580.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	41.580.000	0	0	0	0	41.580.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	330.000	0	0	0	0	330.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	945.000	0	0	0	0	945.000
401	03	00	00	Primas	28.477.351	0	0	0	0	28.477.351
401	03	02	00	Primas de transporte a empleados	2.160.000	0	0	0	0	2.160.000
401	03	08	00	Primas de profesionalización a empleados	3.317.400	0	0	0	0	3.317.400
401	03	09	00	Primas por antigüedad a empleados	3.317.400	0	0	0	0	3.317.400
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.317.400	0	0	0	0	3.317.400
401	03	17	00	Primas de transporte a obreros	2.340.000	0	0	0	0	2.340.000
401	03	21	00	Primas por antigüedad a obreros	2.340.000	0	0	0	0	2.340.000
401	03	22	00	Primas de profesionalización a obreros	42.751	0	0	0	0	42.751
401	03	37	00	Primas de transporte al personal contratado	5.940.000	0	0	0	0	5.940.000
401	03	40	00	Primas de profesionalización al personal contratado	4.989.600	0	0	0	0	4.989.600
401	03	41	00	Primas por antigüedad al personal contratado	712.800	0	0	0	0	712.800
401	04	00	00	Complementos de sueldos y salarios	65.399.105	0	0	0	0	65.399.105
401	04	06	00	Complemento a empleados por comisión de servicios	1.584.000	0	0	0	0	1.584.000
401	04	08	00	Bono compensatorio de alimentación a empleados	12.672.000	0	0	0	0	12.672.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	185.550	0	0	0	0	185.550
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	160.315	0	0	0	0	160.315
401	04	17	00	Complemento a obreros por gastos de transporte	356.256	0	0	0	0	356.256
401	04	18	00	Bono compensatorio de alimentación a obreros	12.480.000	0	0	0	0	12.480.000
401	04	20	00	Complemento a obreros por días feriados	1.721.904	0	0	0	0	1.721.904
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	406.136	0	0	0	0	406.136
401	04	26	00	Bono compensatorio de alimentación al personal contratado	31.680.000	0	0	0	0	31.680.000
401	04	28	00	Complemento al personal contratado por días feriados	3.768.944	0	0	0	0	3.768.944
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	96.000	0	0	0	0	96.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	288.000	0	0	0	0	288.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	50.247.699	0	0	0	0	50.247.699
401	05	01	00	Aguinaldos a empleados	16.332.800	0	0	0	0	16.332.800
401	05	03	00	Bono vacacional a empleados	3.344.000	0	0	0	0	3.344.000
401	05	04	00	Aguinaldos a obreros	5.000.615	0	0	0	0	5.000.615
401	05	06	00	Bono vacacional a obreros	2.000.246	0	0	0	0	2.000.246
401	05	07	00	Aguinaldos al personal contratado	16.405.075	0	0	0	0	16.405.075
401	05	08	00	Bono vacacional al personal contratado	6.562.030	0	0	0	0	6.562.030
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	97.120	0	0	0	0	97.120
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	32.373	0	0	0	0	32.373
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	371.200	0	0	0	0	371.200
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	102.240	0	0	0	0	102.240
401	06	00	00	Aportes patronales y legales	16.079.938	0	0	0	0	16.079.938
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.265.756	0	0	0	0	4.265.756
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	958.365	0	0	0	0	958.365
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	407.133	0	0	0	0	407.133
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	407.133	0	0	0	0	407.133
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.248.246	0	0	0	0	1.248.246
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	416.082	0	0	0	0	416.082
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	277.388	0	0	0	0	277.388
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	277.388	0	0	0	0	277.388
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.255.416	0	0	0	0	4.255.416
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	945.648	0	0	0	0	945.648
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	32.778	0	0	0	0	32.778
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	10.926	0	0	0	0	10.926
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	7.284	0	0	0	0	7.284
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	112.752	0	0	0	0	112.752
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	37.584	0	0	0	0	37.584
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	25.056	0	0	0	0	25.056

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	25.056	0	0	0	0	25.056
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	5.827	0	0	0	0	5.827
401	06	95	00	Otros aportes legales por personal contratado	2.364.120	0	0	0	0	2.364.120
401	07	00	00	Asistencia socio-económica	62.029.999	0	0	0	0	62.029.999
401	07	01	00	Capacitación y adiestramiento a empleados	1.320.000	0	0	0	0	1.320.000
401	07	03	00	Ayudas por matrimonio a empleados	264.000	0	0	0	0	264.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	264.000	0	0	0	0	264.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	7.648.898	0	0	0	0	7.648.898
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	6.600.000	0	0	0	0	6.600.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	528.000	0	0	0	0	528.000
401	07	10	00	Dotación de uniformes a empleados	679.000	0	0	0	0	679.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	427.507	0	0	0	0	427.507
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	264.000	0	0	0	0	264.000
401	07	17	00	Capacitación y adiestramiento a obreros	310.000	0	0	0	0	310.000
401	07	19	00	Ayudas por matrimonio de obreros	26.000	0	0	0	0	26.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	46.000	0	0	0	0	46.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.541.500	0	0	0	0	2.541.500
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	5.691.961	0	0	0	0	5.691.961
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.135.000	0	0	0	0	1.135.000
401	07	26	00	Dotación de uniformes a obreros	910.000	0	0	0	0	910.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	534.384	0	0	0	0	534.384
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	908.000	0	0	0	0	908.000
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	2.000	0	0	0	0	2.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	59.740	0	0	0	0	59.740
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	50.000	0	0	0	0	50.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	30.000	0	0	0	0	30.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	30.000	0	0	0	0	30.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	30.000	0	0	0	0	30.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	173.839	0	0	0	0	173.839

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	150.000	0	0	0	0	150.000
401	07	74	00	Capacitación y adiestramiento al personal contratado	530.000	0	0	0	0	530.000
401	07	76	00	Ayudas por matrimonio al personal contratado	18.000	0	0	0	0	18.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	18.000	0	0	0	0	18.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	6.630.161	0	0	0	0	6.630.161
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	15.691.961	0	0	0	0	15.691.961
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.650.000	0	0	0	0	1.650.000
401	07	83	00	Dotación de uniformes al personal contratado	2.310.000	0	0	0	0	2.310.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	2.850.048	0	0	0	0	2.850.048
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	1.708.000	0	0	0	0	1.708.000
401	08	00	00	Prestaciones sociales e indemnizaciones	80.671.796	0	0	0	0	80.671.796
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	47.103.333	0	0	0	0	47.103.333
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	8.167.672	0	0	0	0	8.167.672
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	24.794.955	0	0	0	0	24.794.955
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	151.116	0	0	0	0	151.116
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	454.720	0	0	0	0	454.720
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**45.149.954**	**0**	**0**	**0**	**0**	**45.149.954**
402	01	00	00	Productos alimenticios y agropecuarios	5.925.000	0	0	0	0	5.925.000
402	01	01	00	Alimentos y bebidas para personas	3.350.000	0	0	0	0	3.350.000
402	01	02	00	Alimentos para animales	1.050.000	0	0	0	0	1.050.000
402	01	03	00	Productos agrícolas y pecuarios	1.525.000	0	0	0	0	1.525.000
402	03	00	00	Textiles y vestuarios	475.000	0	0	0	0	475.000
402	03	01	00	Textiles	25.000	0	0	0	0	25.000
402	03	02	00	Prendas de vestir	275.000	0	0	0	0	275.000
402	03	03	00	Calzados	175.000	0	0	0	0	175.000
402	04	00	00	Productos de cuero y caucho	3.000.000	0	0	0	0	3.000.000
402	04	03	00	Cauchos y tripas para vehículos	3.000.000	0	0	0	0	3.000.000
402	05	00	00	Productos de papel, cartón e impresos	5.978.855	0	0	0	0	5.978.855
402	05	01	00	Pulpa de madera, papel y cartón	556.000	0	0	0	0	556.000
402	05	02	00	Envases y cajas de papel y cartón	130.000	0	0	0	0	130.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	4.992.855	0	0	0	0	4.992.855
402	05	04	00	Libros, revistas y periódicos	50.000	0	0	0	0	50.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	100.000	0	0	0	0	100.000
402	05	99	00	Otros productos de pulpa, papel y cartón	150.000	0	0	0	0	150.000
402	06	00	00	Productos químicos y derivados	2.245.000	0	0	0	0	2.245.000
402	06	02	00	Abonos, plaguicidas y otros	50.000	0	0	0	0	50.000
402	06	03	00	Tintas, pinturas y colorantes	150.000	0	0	0	0	150.000
402	06	04	00	Productos farmacéuticos y medicamentos	20.000	0	0	0	0	20.000
402	06	05	00	Productos de tocador	75.000	0	0	0	0	75.000
402	06	06	00	Combustibles y lubricantes	750.000	0	0	0	0	750.000
402	06	08	00	Productos plásticos	1.050.000	0	0	0	0	1.050.000
402	06	09	00	Mezclas explosivas	150.000	0	0	0	0	150.000
402	07	00	00	Productos minerales no metálicos	65.000	0	0	0	0	65.000
402	07	04	00	Cemento, cal y yeso	65.000	0	0	0	0	65.000
402	08	00	00	Productos metálicos	5.494.424	0	0	0	0	5.494.424
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.644.424	0	0	0	0	2.644.424
402	08	05	00	Materiales de orden público, seguridad y defensa	200.000	0	0	0	0	200.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.350.000	0	0	0	0	2.350.000
402	08	99	00	Otros productos metálicos	300.000	0	0	0	0	300.000
402	09	00	00	Productos de madera	184.000	0	0	0	0	184.000
402	09	01	00	Productos primarios de madera	100.000	0	0	0	0	100.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	84.000	0	0	0	0	84.000
402	10	00	00	Productos varios y útiles diversos	21.732.675	0	0	0	0	21.732.675
402	10	02	00	Materiales y útiles de limpieza y aseo	800.000	0	0	0	0	800.000
402	10	03	00	Utensilios de cocina y comedor	155.000	0	0	0	0	155.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.994.160	0	0	0	0	3.994.160
402	10	06	00	Condecoraciones, ofrendas y similares	50.000	0	0	0	0	50.000
402	10	07	00	Productos de seguridad en el trabajo	320.000	0	0	0	0	320.000
402	10	08	00	Materiales para equipos de computación	14.752.878	0	0	0	0	14.752.878
402	10	11	00	Materiales eléctricos	1.560.637	0	0	0	0	1.560.637
402	10	12	00	Materiales para instalaciones sanitarias	50.000	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	99	00	Otros productos y útiles diversos	50.000	0	0	0	0	50.000
402	99	00	00	Otros materiales y suministros	50.000	0	0	0	0	50.000
402	99	01	00	Otros materiales y suministros	50.000	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**71.998.289**	**0**	**0**	**0**	**0**	**71.998.289**
403	01	00	00	Alquileres de inmuebles	1.500.000	0	0	0	0	1.500.000
403	01	01	00	Alquileres de edificios y locales	1.500.000	0	0	0	0	1.500.000
403	02	00	00	Alquileres de maquinaria y equipos	2.236.071	0	0	0	0	2.236.071
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.236.071	0	0	0	0	2.236.071
403	04	00	00	Servicios básicos	3.956.000	0	0	0	0	3.956.000
403	04	01	00	Electricidad	960.000	0	0	0	0	960.000
403	04	02	00	Gas	162.000	0	0	0	0	162.000
403	04	03	00	Agua	660.000	0	0	0	0	660.000
403	04	04	00	Teléfonos	2.174.000	0	0	0	0	2.174.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	1.850.000	0	0	0	0	1.850.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	324.000	0	0	0	0	324.000
403	06	00	00	Servicios de transporte y almacenaje	150.000	0	0	0	0	150.000
403	06	01	00	Fletes y embalajes	75.000	0	0	0	0	75.000
403	06	03	00	Estacionamiento	50.000	0	0	0	0	50.000
403	06	04	00	Peaje	25.000	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.130.000	0	0	0	0	5.130.000
403	07	01	00	Publicidad y propaganda	790.000	0	0	0	0	790.000
403	07	02	00	Imprenta y reproducción	3.340.000	0	0	0	0	3.340.000
403	07	03	00	Relaciones sociales	850.000	0	0	0	0	850.000
403	07	04	00	Avisos	150.000	0	0	0	0	150.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	18.935.775	0	0	0	0	18.935.775
403	08	01	00	Primas y gastos de seguros	18.840.775	0	0	0	0	18.840.775
403	08	02	00	Comisiones y gastos bancarios	20.000	0	0	0	0	20.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	75.000	0	0	0	0	75.000
403	09	00	00	Viáticos y pasajes	9.094.404	0	0	0	0	9.094.404
403	09	01	00	Viáticos y pasajes dentro del país	6.894.404	0	0	0	0	6.894.404
403	09	02	00	Viáticos y pasajes fuera del país	2.200.000	0	0	0	0	2.200.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.629.122	0	0	0	0	1.629.122
403	10	99	00	Otros servicios profesionales y técnicos	1.629.122	0	0	0	0	1.629.122
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	9.535.000	0	0	0	0	9.535.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	735.000	0	0	0	0	735.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	7.300.000	0	0	0	0	7.300.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.500.000	0	0	0	0	1.500.000
403	12	00	00	Conservación y reparaciones menores de obras	2.500.000	0	0	0	0	2.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.500.000	0	0	0	0	2.500.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.000.000	0	0	0	0	3.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.000.000	0	0	0	0	3.000.000
403	18	00	00	Impuestos indirectos	12.901.517	0	0	0	0	12.901.517
403	18	01	00	Impuesto al valor agregado	12.901.517	0	0	0	0	12.901.517
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.430.400	0	0	0	0	1.430.400
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.430.400	0	0	0	0	1.430.400
404	**00**	**00**	**00**	**Activos reales**	**15.710.318**	**0**	**0**	**0**	**0**	**15.710.318**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	2.000.000	0	0	0	0	2.000.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	2.000.000	0	0	0	0	2.000.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	2.000.000	0	0	0	0	2.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.410.000	0	0	0	0	1.410.000
404	05	01	00	Equipos de telecomunicaciones	1.410.000	0	0	0	0	1.410.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	12.300.318	0	0	0	0	12.300.318
404	09	01	00	Mobiliario y equipos de oficina	6.320.000	0	0	0	0	6.320.000
404	09	02	00	Equipos de computación	5.196.389	0	0	0	0	5.196.389
404	09	03	00	Mobiliario y equipos de alojamiento	783.929	0	0	0	0	783.929
407	**00**	**00**	**00**	**Transferencias y donaciones**	**60.642.478**	**0**	**0**	**0**	**0**	**60.642.478**
407	01	00	00	Transferencias y donaciones corrientes internas	52.142.478	0	0	0	0	52.142.478
407	01	01	00	Transferencias corrientes internas al sector privado	350.000	0	0	0	0	350.000
407	01	01	56	Otras asignaciones	350.000	0	0	0	0	350.000
407	01	02	00	Donaciones corrientes internas al sector privado	51.051.976	0	0	0	0	51.051.976
407	01	02	01	Donaciones corrientes a personas	51.051.976	0	0	0	0	51.051.976

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	740.502	0	0	0	0	740.502
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	444.816	0	0	0	0	444.816
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	111.204	0	0	0	0	111.204
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	44.482	0	0	0	0	44.482
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	140.000	0	0	0	0	140.000
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	8.500.000	0	0	0	0	8.500.000
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	8.500.000	0	0	0	0	8.500.000
407	12	01	01	Transferencias Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	8.500.000	0	0	0	0	8.500.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**4.844.748**	**0**	**0**	**0**	**0**	**4.844.748**
411	11	00	00	Obligaciones de ejercicios anteriores	4.844.748	0	0	0	0	4.844.748
411	11	04	00	Compromisos pendientes de ejercicios anteriores	4.844.748	0	0	0	0	4.844.748
				Totales	**594.206.675**	**0**	**0**	**0**	**0**	**594.206.675**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 127640 520038000 ATENCIÓN A LA POBLACIÓN INDÍGENA ASENTADA EN EL TERRITORIO NACIONAL.

OBJETIVO DEL PROYECTO: ATENCIÓN A LAS COMUNIDADES INDÍGENAS DE ACUERDO A SUS NECESIDADES.

UNIDAD DE MEDIDA: PERSONA

META: 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.916.305**	**0**	**0**	**0**	**0**	**5.916.305**
402	01	00	00	Productos alimenticios y agropecuarios	1.000.000	0	0	0	0	1.000.000
402	01	01	00	Alimentos y bebidas para personas	1.000.000	0	0	0	0	1.000.000
402	04	00	00	Productos de cuero y caucho	1.000.000	0	0	0	0	1.000.000
402	04	03	00	Cauchos y tripas para vehículos	1.000.000	0	0	0	0	1.000.000
402	05	00	00	Productos de papel, cartón e impresos	834.075	0	0	0	0	834.075
402	05	03	00	Productos de papel y cartón para oficina	834.075	0	0	0	0	834.075
402	06	00	00	Productos químicos y derivados	500.000	0	0	0	0	500.000
402	06	06	00	Combustibles y lubricantes	500.000	0	0	0	0	500.000
402	08	00	00	Productos metálicos	1.500.000	0	0	0	0	1.500.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.500.000	0	0	0	0	1.500.000
402	10	00	00	Productos varios y útiles diversos	1.082.230	0	0	0	0	1.082.230
402	10	08	00	Materiales para equipos de computación	1.082.230	0	0	0	0	1.082.230
403	**00**	**00**	**00**	**Servicios no personales**	**7.297.957**	**0**	**0**	**0**	**0**	**7.297.957**
403	02	00	00	Alquileres de maquinaria y equipos	1.000.000	0	0	0	0	1.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	1.000.000
403	09	00	00	Viáticos y pasajes	1.500.000	0	0	0	0	1.500.000
403	09	01	00	Viáticos y pasajes dentro del país	1.500.000	0	0	0	0	1.500.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.650.000	0	0	0	0	3.650.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.000.000	0	0	0	0	3.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	650.000	0	0	0	0	650.000
403	18	00	00	Impuestos indirectos	1.147.957	0	0	0	0	1.147.957
403	18	01	00	Impuesto al valor agregado	1.147.957	0	0	0	0	1.147.957
407	**00**	**00**	**00**	**Transferencias y donaciones**	**41.247.067**	**0**	**0**	**0**	**0**	**41.247.067**
407	01	00	00	Transferencias y donaciones corrientes internas	41.247.067	0	0	0	0	41.247.067
407	01	02	00	Donaciones corrientes internas al sector privado	41.247.067	0	0	0	0	41.247.067
407	01	02	01	Donaciones corrientes a personas	41.247.067	0	0	0	0	41.247.067
				Totales	**54.461.329**	**0**	**0**	**0**	**0**	**54.461.329**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 52 - 10

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 127640 520038000 ATENCIÓN A LA POBLACIÓN INDÍGENA ASENTADA EN EL TERRITORIO NACIONAL.

OBJETIVO DEL PROYECTO: ATENCIÓN A LAS COMUNIDADES INDÍGENAS DE ACUERDO A SUS NECESIDADES.

UNIDAD DE MEDIDA: PERSONA

META: 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 127640 520038000 ATENCIÓN A LA POBLACIÓN INDÍGENA ASENTADA EN EL TERRITORIO NACIONAL.

OBJETIVO DEL PROYECTO: ATENCIÓN A LAS COMUNIDADES INDÍGENAS DE ACUERDO A SUS NECESIDADES.

UNIDAD DE MEDIDA: PERSONA **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 520038001 GARANTIZAR Y AMPLIAR LA ATENCIÓN DE LAS GRANDES MISIONES SOCIALES EN LAS COMUNIDADES INDÍGENAS.

UNIDAD DE MEDIDA: REUNIÓN **META:** 47

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA PARA EL VIVIR BIEN DE LOS PUEBLOS INDÍGENAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.416.305**	**0**	**0**	**0**	**0**	**2.416.305**
402	01	00	00	Productos alimenticios y agropecuarios	1.000.000	0	0	0	0	1.000.000
402	01	01	00	Alimentos y bebidas para personas	1.000.000	0	0	0	0	1.000.000
402	05	00	00	Productos de papel, cartón e impresos	334.075	0	0	0	0	334.075
402	05	03	00	Productos de papel y cartón para oficina	334.075	0	0	0	0	334.075
402	10	00	00	Productos varios y útiles diversos	1.082.230	0	0	0	0	1.082.230
402	10	08	00	Materiales para equipos de computación	1.082.230	0	0	0	0	1.082.230
403	**00**	**00**	**00**	**Servicios no personales**	**169.957**	**0**	**0**	**0**	**0**	**169.957**
403	18	00	00	Impuestos indirectos	169.957	0	0	0	0	169.957
403	18	01	00	Impuesto al valor agregado	169.957	0	0	0	0	169.957
				Totales	**2.586.262**	**0**	**0**	**0**	**0**	**2.586.262**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 127640 520038000 ATENCIÓN A LA POBLACIÓN INDÍGENA ASENTADA EN EL TERRITORIO NACIONAL.

OBJETIVO DEL PROYECTO: ATENCIÓN A LAS COMUNIDADES INDÍGENAS DE ACUERDO A SUS NECESIDADES.

UNIDAD DE MEDIDA: PERSONA **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 520038002 BRINDAR ATENCIÓN DIRECTA A LA POBLACIÓN INDIGENA DE ACUERDO A REQUERIMIENTOS PARTICULARES

UNIDAD DE MEDIDA: PERSONA **META:** 100

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA PARA EL VIVIR BIEN DE LOS PUEBLOS INDÍGENAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.000.000**	**0**	**0**	**0**	**0**	**2.000.000**
402	04	00	00	Productos de cuero y caucho	1.000.000	0	0	0	0	1.000.000
402	04	03	00	Cauchos y tripas para vehículos	1.000.000	0	0	0	0	1.000.000
402	05	00	00	Productos de papel, cartón e impresos	500.000	0	0	0	0	500.000
402	05	03	00	Productos de papel y cartón para oficina	500.000	0	0	0	0	500.000
402	06	00	00	Productos químicos y derivados	500.000	0	0	0	0	500.000
402	06	06	00	Combustibles y lubricantes	500.000	0	0	0	0	500.000
403	**00**	**00**	**00**	**Servicios no personales**	**240.000**	**0**	**0**	**0**	**0**	**240.000**
403	18	00	00	Impuestos indirectos	240.000	0	0	0	0	240.000
403	18	01	00	Impuesto al valor agregado	240.000	0	0	0	0	240.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**8.343.000**	**0**	**0**	**0**	**0**	**8.343.000**
407	01	00	00	Transferencias y donaciones corrientes internas	8.343.000	0	0	0	0	8.343.000
407	01	02	00	Donaciones corrientes internas al sector privado	8.343.000	0	0	0	0	8.343.000
407	01	02	01	Donaciones corrientes a personas	8.343.000	0	0	0	0	8.343.000
				Totales	**10.583.000**	**0**	**0**	**0**	**0**	**10.583.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 127640 520038000 ATENCIÓN A LA POBLACIÓN INDÍGENA ASENTADA EN EL TERRITORIO NACIONAL.

OBJETIVO DEL PROYECTO: ATENCIÓN A LAS COMUNIDADES INDÍGENAS DE ACUERDO A SUS NECESIDADES.

UNIDAD DE MEDIDA: PERSONA **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 520038003 ENTREGA DE INSUMOS BÁSICOS A LOS HERMANOS INDÍGENAS DE ACUERDO A SUS NECESIDADES.

UNIDAD DE MEDIDA: COMUNIDAD **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA PARA EL VIVIR BIEN DE LOS PUEBLOS INDÍGENAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.500.000**	**0**	**0**	**0**	**0**	**1.500.000**
402	08	00	00	Productos metálicos	1.500.000	0	0	0	0	1.500.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.500.000	0	0	0	0	1.500.000
403	**00**	**00**	**00**	**Servicios no personales**	**6.888.000**	**0**	**0**	**0**	**0**	**6.888.000**
403	02	00	00	Alquileres de maquinaria y equipos	1.000.000	0	0	0	0	1.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	1.000.000
403	09	00	00	Viáticos y pasajes	1.500.000	0	0	0	0	1.500.000
403	09	01	00	Viáticos y pasajes dentro del país	1.500.000	0	0	0	0	1.500.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.650.000	0	0	0	0	3.650.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.000.000	0	0	0	0	3.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	650.000	0	0	0	0	650.000
403	18	00	00	Impuestos indirectos	738.000	0	0	0	0	738.000
403	18	01	00	Impuesto al valor agregado	738.000	0	0	0	0	738.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**32.904.067**	**0**	**0**	**0**	**0**	**32.904.067**
407	01	00	00	Transferencias y donaciones corrientes internas	32.904.067	0	0	0	0	32.904.067
407	01	02	00	Donaciones corrientes internas al sector privado	32.904.067	0	0	0	0	32.904.067
407	01	02	01	Donaciones corrientes a personas	32.904.067	0	0	0	0	32.904.067
				Totales	**41.292.067**	**0**	**0**	**0**	**0**	**41.292.067**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 127588 520039000 CREACIÓN, FORMACIÓN Y FINANCIAMIENTO DE UNIDADES SOCIO-PRODUCTIVAS INDÍGENAS

OBJETIVO DEL PROYECTO: CREAR, FORTALECER Y OTORGAR FINANCIAMIENTO A LAS UNIDADES DE PRODUCCIÓN SOCIAL Y PROYECTOS SOCIOPRODUCTIVOS PARA EL DESARROLLO DE LAS COMUNIDADES INDÍGENAS Y LOGRAR LA PARTICIPACIÓN PROTAGÓNICA DEL PODER POPULAR Y GARANTIZAR LA ORGANIZACIÓN DE CONSEJOS COMUNALES INDÍGENAS.

UNIDAD DE MEDIDA: FINANCIAMIENTO **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.329.357**	**0**	**0**	**0**	**0**	**8.329.357**
402	01	00	00	Productos alimenticios y agropecuarios	3.500.000	0	0	0	0	3.500.000
402	01	01	00	Alimentos y bebidas para personas	1.000.000	0	0	0	0	1.000.000
402	01	02	00	Alimentos para animales	1.000.000	0	0	0	0	1.000.000
402	01	03	00	Productos agrícolas y pecuarios	1.500.000	0	0	0	0	1.500.000
402	05	00	00	Productos de papel, cartón e impresos	850.000	0	0	0	0	850.000
402	05	03	00	Productos de papel y cartón para oficina	850.000	0	0	0	0	850.000
402	08	00	00	Productos metálicos	1.000.000	0	0	0	0	1.000.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.000.000	0	0	0	0	1.000.000
402	10	00	00	Productos varios y útiles diversos	2.979.357	0	0	0	0	2.979.357
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.000.000	0	0	0	0	1.000.000
402	10	08	00	Materiales para equipos de computación	1.268.720	0	0	0	0	1.268.720
402	10	11	00	Materiales eléctricos	710.637	0	0	0	0	710.637
403	**00**	**00**	**00**	**Servicios no personales**	**2.225.522**	**0**	**0**	**0**	**0**	**2.225.522**
403	09	00	00	Viáticos y pasajes	1.144.404	0	0	0	0	1.144.404
403	09	01	00	Viáticos y pasajes dentro del país	1.144.404	0	0	0	0	1.144.404
403	18	00	00	Impuestos indirectos	1.081.118	0	0	0	0	1.081.118
403	18	01	00	Impuesto al valor agregado	1.081.118	0	0	0	0	1.081.118
404	**00**	**00**	**00**	**Activos reales**	**1.679.957**	**0**	**0**	**0**	**0**	**1.679.957**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.679.957	0	0	0	0	1.679.957
404	09	02	00	Equipos de computación	1.679.957	0	0	0	0	1.679.957
407	**00**	**00**	**00**	**Transferencias y donaciones**	**13.755.320**	**0**	**0**	**0**	**0**	**13.755.320**
407	01	00	00	Transferencias y donaciones corrientes internas	5.255.320	0	0	0	0	5.255.320
407	01	02	00	Donaciones corrientes internas al sector privado	5.255.320	0	0	0	0	5.255.320
407	01	02	01	Donaciones corrientes a personas	5.255.320	0	0	0	0	5.255.320
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	8.500.000	0	0	0	0	8.500.000
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	8.500.000	0	0	0	0	8.500.000
407	12	01	01	Transferencias Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	8.500.000	0	0	0	0	8.500.000
				Totales	**25.990.156**	**0**	**0**	**0**	**0**	**25.990.156**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 127588 520039000 CREACIÓN, FORMACIÓN Y FINANCIAMIENTO DE UNIDADES SOCIO-PRODUCTIVAS INDÍGENAS

OBJETIVO DEL PROYECTO: CREAR, FORTALECER Y OTORGAR FINANCIAMIENTO A LAS UNIDADES DE PRODUCCIÓN SOCIAL Y PROYECTOS SOCIOPRODUCTIVOS PARA EL DESARROLLO DE LAS COMUNIDADES INDÍGENAS Y LOGRAR LA PARTICIPACIÓN PROTAGÓNICA DEL PODER POPULAR Y GARANTIZAR LA ORGANIZACIÓN DE CONSEJOS COMUNALES INDÍGENAS.

UNIDAD DE MEDIDA: FINANCIAMIENTO **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 127588 520039000 CREACIÓN, FORMACIÓN Y FINANCIAMIENTO DE UNIDADES SOCIO-PRODUCTIVAS INDÍGENAS

OBJETIVO DEL PROYECTO: CREAR, FORTALECER Y OTORGAR FINANCIAMIENTO A LAS UNIDADES DE PRODUCCIÓN SOCIAL Y PROYECTOS SOCIOPRODUCTIVOS PARA EL DESARROLLO DE LAS COMUNIDADES INDÍGENAS Y LOGRAR LA PARTICIPACIÓN PROTAGÓNICA DEL PODER POPULAR Y GARANTIZAR LA ORGANIZACIÓN DE CONSEJOS COMUNALES INDÍGENAS.

UNIDAD DE MEDIDA: FINANCIAMIENTO **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 520039001 CAPACITAR PERSONAL PARA LAS UNIDADES SOCIO-PRODUCTIVOS EN LAS COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: PERSONA **META:** 100

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA PARA EL HABITAT, TIERRAS Y DESARROLLO COMUNAL CON IDENTIDAD DE LOS PUEBLOS INDIGENAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**3.118.720**	0	0	0	0	**3.118.720**
402	05	00	00	Productos de papel, cartón e impresos	850.000	0	0	0	0	850.000
402	05	03	00	Productos de papel y cartón para oficina	850.000	0	0	0	0	850.000
402	10	00	00	Productos varios y útiles diversos	2.268.720	0	0	0	0	2.268.720
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.000.000	0	0	0	0	1.000.000
402	10	08	00	Materiales para equipos de computación	1.268.720	0	0	0	0	1.268.720
403	00	00	00	**Servicios no personales**	**1.120.245**	0	0	0	0	**1.120.245**
403	09	00	00	Viáticos y pasajes	544.404	0	0	0	0	544.404
403	09	01	00	Viáticos y pasajes dentro del país	544.404	0	0	0	0	544.404
403	18	00	00	Impuestos indirectos	575.841	0	0	0	0	575.841
403	18	01	00	Impuesto al valor agregado	575.841	0	0	0	0	575.841
404	00	00	00	**Activos reales**	**1.679.957**	0	0	0	0	**1.679.957**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.679.957	0	0	0	0	1.679.957
404	09	02	00	Equipos de computación	1.679.957	0	0	0	0	1.679.957
				Totales	**5.918.922**	0	0	0	0	**5.918.922**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 127588 520039000 CREACIÓN, FORMACIÓN Y FINANCIAMIENTO DE UNIDADES SOCIO-PRODUCTIVAS INDÍGENAS

OBJETIVO DEL PROYECTO: CREAR, FORTALECER Y OTORGAR FINANCIAMIENTO A LAS UNIDADES DE PRODUCCIÓN SOCIAL Y PROYECTOS SOCIOPRODUCTIVOS PARA EL DESARROLLO DE LAS COMUNIDADES INDÍGENAS Y LOGRAR LA PARTICIPACIÓN PROTAGÓNICA DEL PODER POPULAR Y GARANTIZAR LA ORGANIZACIÓN DE CONSEJOS COMUNALES INDÍGENAS.

UNIDAD DE MEDIDA: FINANCIAMIENTO **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 520039002 FINANCIAMIENTO A LAS UNIDADES SOCIO-PRODUCTIVAS EN LAS COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: FINANCIAMIENTO **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA PARA EL HABITAT, TIERRAS Y DESARROLLO COMUNAL CON IDENTIDAD DE LOS PUEBLOS INDIGENAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.500.000**	**0**	**0**	**0**	**0**	**4.500.000**
402	01	00	00	Productos alimenticios y agropecuarios	3.500.000	0	0	0	0	3.500.000
402	01	01	00	Alimentos y bebidas para personas	1.000.000	0	0	0	0	1.000.000
402	01	02	00	Alimentos para animales	1.000.000	0	0	0	0	1.000.000
402	01	03	00	Productos agrícolas y pecuarios	1.500.000	0	0	0	0	1.500.000
402	08	00	00	Productos metálicos	1.000.000	0	0	0	0	1.000.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.000.000	0	0	0	0	1.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**420.000**	**0**	**0**	**0**	**0**	**420.000**
403	18	00	00	Impuestos indirectos	420.000	0	0	0	0	420.000
403	18	01	00	Impuesto al valor agregado	420.000	0	0	0	0	420.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.255.320**	**0**	**0**	**0**	**0**	**4.255.320**
407	01	00	00	Transferencias y donaciones corrientes internas	4.255.320	0	0	0	0	4.255.320
407	01	02	00	Donaciones corrientes internas al sector privado	4.255.320	0	0	0	0	4.255.320
407	01	02	01	Donaciones corrientes a personas	4.255.320	0	0	0	0	4.255.320
				Totales	**9.175.320**	**0**	**0**	**0**	**0**	**9.175.320**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 127588 520039000 CREACIÓN, FORMACIÓN Y FINANCIAMIENTO DE UNIDADES SOCIO-PRODUCTIVAS INDÍGENAS

OBJETIVO DEL PROYECTO: CREAR, FORTALECER Y OTORGAR FINANCIAMIENTO A LAS UNIDADES DE PRODUCCIÓN SOCIAL Y PROYECTOS SOCIOPRODUCTIVOS PARA EL DESARROLLO DE LAS COMUNIDADES INDÍGENAS Y LOGRAR LA PARTICIPACIÓN PROTAGÓNICA DEL PODER POPULAR Y GARANTIZAR LA ORGANIZACIÓN DE CONSEJOS COMUNALES INDÍGENAS.

UNIDAD DE MEDIDA: FINANCIAMIENTO **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 520039003 FINANCIAR CON RECURSOS TÉCNICOS, ECONOMICOS Y DOTACIÓN DE INSUMOS A LOS SOCIO-PRODUCTIVOS EN LAS COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: FINANCIAMIENTO **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA PARA EL HABITAT, TIERRAS Y DESARROLLO COMUNAL CON IDENTIDAD DE LOS PUEBLOS INDIGENAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**710.637**	**0**	**0**	**0**	**0**	**710.637**
402	10	00	00	Productos varios y útiles diversos	710.637	0	0	0	0	710.637
402	10	11	00	Materiales eléctricos	710.637	0	0	0	0	710.637
403	**00**	**00**	**00**	**Servicios no personales**	**685.277**	**0**	**0**	**0**	**0**	**685.277**
403	09	00	00	Viáticos y pasajes	600.000	0	0	0	0	600.000
403	09	01	00	Viáticos y pasajes dentro del país	600.000	0	0	0	0	600.000
403	18	00	00	Impuestos indirectos	85.277	0	0	0	0	85.277
403	18	01	00	Impuesto al valor agregado	85.277	0	0	0	0	85.277
407	**00**	**00**	**00**	**Transferencias y donaciones**	**9.500.000**	**0**	**0**	**0**	**0**	**9.500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.000.000	0	0	0	0	1.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.000.000	0	0	0	0	1.000.000
407	01	02	01	Donaciones corrientes a personas	1.000.000	0	0	0	0	1.000.000
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	8.500.000	0	0	0	0	8.500.000
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	8.500.000	0	0	0	0	8.500.000
407	12	01	01	Transferencias Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	8.500.000	0	0	0	0	8.500.000
				Totales	**10.895.914**	**0**	**0**	**0**	**0**	**10.895.914**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 127617 520040000 CONFORMACIÓN Y APROBACIÓN DE EXPEDIENTES DE TÍTULOS DE TIERRAS DEMARCADOS EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO: ACELERAR LA DEMARCACIÓN DE LOS TERRITORIOS INDÍGENAS, A TRAVÉS DE LA ENTREGA DE TÍTULOS DE PROPIEDAD DE TIERRAS A SUS COMUNIDADES

UNIDAD DE MEDIDA: DOCUMENTO

META: 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.195.154**	**0**	**0**	**0**	**0**	**5.195.154**
402	05	00	00	Productos de papel, cartón e impresos	715.580	0	0	0	0	715.580
402	05	03	00	Productos de papel y cartón para oficina	715.580	0	0	0	0	715.580
402	06	00	00	Productos químicos y derivados	100.000	0	0	0	0	100.000
402	06	08	00	Productos plásticos	100.000	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	4.379.574	0	0	0	0	4.379.574
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	775.000	0	0	0	0	775.000
402	10	08	00	Materiales para equipos de computación	3.604.574	0	0	0	0	3.604.574
403	**00**	**00**	**00**	**Servicios no personales**	**6.761.462**	**0**	**0**	**0**	**0**	**6.761.462**
403	07	00	00	Servicios de información, impresión y relaciones públicas	730.000	0	0	0	0	730.000
403	07	01	00	Publicidad y propaganda	540.000	0	0	0	0	540.000
403	07	02	00	Imprenta y reproducción	190.000	0	0	0	0	190.000
403	09	00	00	Viáticos y pasajes	2.250.000	0	0	0	0	2.250.000
403	09	01	00	Viáticos y pasajes dentro del país	2.250.000	0	0	0	0	2.250.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.300.000	0	0	0	0	2.300.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.300.000	0	0	0	0	2.300.000
403	18	00	00	Impuestos indirectos	1.481.462	0	0	0	0	1.481.462
403	18	01	00	Impuesto al valor agregado	1.481.462	0	0	0	0	1.481.462
404	**00**	**00**	**00**	**Activos reales**	**4.120.361**	**0**	**0**	**0**	**0**	**4.120.361**
404	05	00	00	Equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	300.000
404	05	01	00	Equipos de telecomunicaciones	300.000	0	0	0	0	300.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.820.361	0	0	0	0	3.820.361
404	09	01	00	Mobiliario y equipos de oficina	820.000	0	0	0	0	820.000
404	09	02	00	Equipos de computación	2.216.432	0	0	0	0	2.216.432
404	09	03	00	Mobiliario y equipos de alojamiento	783.929	0	0	0	0	783.929
				Totales	**16.076.977**	**0**	**0**	**0**	**0**	**16.076.977**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 127617 520040000 CONFORMACIÓN Y APROBACIÓN DE EXPEDIENTES DE TÍTULOS DE TIERRAS DEMARCADOS EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO: ACELERAR LA DEMARCACIÓN DE LOS TERRITORIOS INDÍGENAS, A TRAVÉS DE LA ENTREGA DE TÍTULOS DE PROPIEDAD DE TIERRAS A SUS COMUNIDADES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 127617 520040000 CONFORMACIÓN Y APROBACIÓN DE EXPEDIENTES DE TÍTULOS DE TIERRAS DEMARCADOS EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO: ACELERAR LA DEMARCACIÓN DE LOS TERRITORIOS INDÍGENAS, A TRAVÉS DE LA ENTREGA DE TÍTULOS DE PROPIEDAD DE TIERRAS A SUS COMUNIDADES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 520040001 APERTURA Y SUSTANTACIÓN DEL PROCESO DEMARCADOS.

UNIDAD DE MEDIDA: BOLETA **META:** 210

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.590.580**	**0**	**0**	**0**	**0**	**1.590.580**
402	05	00	00	Productos de papel, cartón e impresos	715.580	0	0	0	0	715.580
402	05	03	00	Productos de papel y cartón para oficina	715.580	0	0	0	0	715.580
402	06	00	00	Productos químicos y derivados	100.000	0	0	0	0	100.000
402	06	08	00	Productos plásticos	100.000	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	775.000	0	0	0	0	775.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	775.000	0	0	0	0	775.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.175.741**	**0**	**0**	**0**	**0**	**2.175.741**
403	07	00	00	Servicios de información, impresión y relaciones públicas	540.000	0	0	0	0	540.000
403	07	01	00	Publicidad y propaganda	540.000	0	0	0	0	540.000
403	09	00	00	Viáticos y pasajes	1.250.000	0	0	0	0	1.250.000
403	09	01	00	Viáticos y pasajes dentro del país	1.250.000	0	0	0	0	1.250.000
403	18	00	00	Impuestos indirectos	385.741	0	0	0	0	385.741
403	18	01	00	Impuesto al valor agregado	385.741	0	0	0	0	385.741
404	**00**	**00**	**00**	**Activos reales**	**1.083.929**	**0**	**0**	**0**	**0**	**1.083.929**
404	05	00	00	Equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	300.000
404	05	01	00	Equipos de telecomunicaciones	300.000	0	0	0	0	300.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	783.929	0	0	0	0	783.929
404	09	03	00	Mobiliario y equipos de alojamiento	783.929	0	0	0	0	783.929
				Totales	**4.850.250**	**0**	**0**	**0**	**0**	**4.850.250**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 127617 520040000 CONFORMACIÓN Y APROBACIÓN DE EXPEDIENTES DE TÍTULOS DE TIERRAS DEMARCADOS EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO: ACELERAR LA DEMARCACIÓN DE LOS TERRITORIOS INDÍGENAS, A TRAVÉS DE LA ENTREGA DE TÍTULOS DE PROPIEDAD DE TIERRAS A SUS COMUNIDADES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 520040002 LEVANTAMIENTO DE INFORME SOCIO-ANTROPOLÓGICO Y JURÍDICO.

UNIDAD DE MEDIDA: INFORME **META:** 20

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.501.832**	**0**	**0**	**0**	**0**	**2.501.832**
402	10	00	00	Productos varios y útiles diversos	2.501.832	0	0	0	0	2.501.832
402	10	08	00	Materiales para equipos de computación	2.501.832	0	0	0	0	2.501.832
403	**00**	**00**	**00**	**Servicios no personales**	**2.376.220**	**0**	**0**	**0**	**0**	**2.376.220**
403	09	00	00	Viáticos y pasajes	500.000	0	0	0	0	500.000
403	09	01	00	Viáticos y pasajes dentro del país	500.000	0	0	0	0	500.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.300.000	0	0	0	0	1.300.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.300.000	0	0	0	0	1.300.000
403	18	00	00	Impuestos indirectos	576.220	0	0	0	0	576.220
403	18	01	00	Impuesto al valor agregado	576.220	0	0	0	0	576.220
404	**00**	**00**	**00**	**Activos reales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.000.000	0	0	0	0	1.000.000
404	09	02	00	Equipos de computación	1.000.000	0	0	0	0	1.000.000
				Totales	**5.878.052**	**0**	**0**	**0**	**0**	**5.878.052**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 127617 520040000 CONFORMACIÓN Y APROBACIÓN DE EXPEDIENTES DE TÍTULOS DE TIERRAS DEMARCADOS EN LOS PUEBLOS Y COMUNIDADES INDÍGENAS

OBJETIVO DEL PROYECTO: ACELERAR LA DEMARCACIÓN DE LOS TERRITORIOS INDÍGENAS, A TRAVÉS DE LA ENTREGA DE TÍTULOS DE PROPIEDAD DE TIERRAS A SUS COMUNIDADES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 520040003 ENTREGA DE TÍTULOS DEMARCADOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 10

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.102.742**	**0**	**0**	**0**	**0**	**1.102.742**
402	10	00	00	Productos varios y útiles diversos	1.102.742	0	0	0	0	1.102.742
402	10	08	00	Materiales para equipos de computación	1.102.742	0	0	0	0	1.102.742
403	**00**	**00**	**00**	**Servicios no personales**	**2.209.501**	**0**	**0**	**0**	**0**	**2.209.501**
403	07	00	00	Servicios de información, impresión y relaciones públicas	190.000	0	0	0	0	190.000
403	07	02	00	Imprenta y reproducción	190.000	0	0	0	0	190.000
403	09	00	00	Viáticos y pasajes	500.000	0	0	0	0	500.000
403	09	01	00	Viáticos y pasajes dentro del país	500.000	0	0	0	0	500.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.000.000	0	0	0	0	1.000.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	519.501	0	0	0	0	519.501
403	18	01	00	Impuesto al valor agregado	519.501	0	0	0	0	519.501
404	**00**	**00**	**00**	**Activos reales**	**2.036.432**	**0**	**0**	**0**	**0**	**2.036.432**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.036.432	0	0	0	0	2.036.432
404	09	01	00	Mobiliario y equipos de oficina	820.000	0	0	0	0	820.000
404	09	02	00	Equipos de computación	1.216.432	0	0	0	0	1.216.432
				Totales	**5.348.675**	**0**	**0**	**0**	**0**	**5.348.675**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 127625 520041000 REGISTRO Y SISTEMATIZACIÓN DE SABERES ANCESTRALES PARA EL RESCATE DE LA LENGUA INDÍGENA

OBJETIVO DEL PROYECTO: FORTALECER Y REIMPULSAR LA EDUCACIÓN PROPIA Y LA EDUCACIÓN INTERCULTURAL BILINGÜE PARA LA FORMACIÓN DESDE UNA PERSPECTIVA INTERCULTURAL EN LAS COMUNIDADES INDÍGENA

UNIDAD DE MEDIDA: PUEBLO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.504.138**	**0**	**0**	**0**	**0**	**6.504.138**
402	01	00	00	Productos alimenticios y agropecuarios	500.000	0	0	0	0	500.000
402	01	01	00	Alimentos y bebidas para personas	500.000	0	0	0	0	500.000
402	04	00	00	Productos de cuero y caucho	1.000.000	0	0	0	0	1.000.000
402	04	03	00	Cauchos y tripas para vehículos	1.000.000	0	0	0	0	1.000.000
402	05	00	00	Productos de papel, cartón e impresos	1.593.200	0	0	0	0	1.593.200
402	05	03	00	Productos de papel y cartón para oficina	1.593.200	0	0	0	0	1.593.200
402	06	00	00	Productos químicos y derivados	600.000	0	0	0	0	600.000
402	06	08	00	Productos plásticos	600.000	0	0	0	0	600.000
402	08	00	00	Productos metálicos	794.424	0	0	0	0	794.424
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	794.424	0	0	0	0	794.424
402	10	00	00	Productos varios y útiles diversos	2.016.514	0	0	0	0	2.016.514
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.219.160	0	0	0	0	1.219.160
402	10	08	00	Materiales para equipos de computación	797.354	0	0	0	0	797.354
403	**00**	**00**	**00**	**Servicios no personales**	**10.002.711**	**0**	**0**	**0**	**0**	**10.002.711**
403	02	00	00	Alquileres de maquinaria y equipos	386.071	0	0	0	0	386.071
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	386.071	0	0	0	0	386.071
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.900.000	0	0	0	0	1.900.000
403	07	02	00	Imprenta y reproducción	1.900.000	0	0	0	0	1.900.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.000.000	0	0	0	0	2.000.000
403	08	01	00	Primas y gastos de seguros	2.000.000	0	0	0	0	2.000.000
403	09	00	00	Viáticos y pasajes	2.350.000	0	0	0	0	2.350.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	1.000.000
403	09	02	00	Viáticos y pasajes fuera del país	1.350.000	0	0	0	0	1.350.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	779.122	0	0	0	0	779.122
403	10	99	00	Otros servicios profesionales y técnicos	779.122	0	0	0	0	779.122
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.000.000	0	0	0	0	1.000.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	1.587.518	0	0	0	0	1.587.518
403	18	01	00	Impuesto al valor agregado	1.587.518	0	0	0	0	1.587.518

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 127625 520041000 REGISTRO Y SISTEMATIZACIÓN DE SABERES ANCESTRALES PARA EL RESCATE DE LA LENGUA INDÍGENA

OBJETIVO DEL PROYECTO: FORTALECER Y REIMPULSAR LA EDUCACIÓN PROPIA Y LA EDUCACIÓN INTERCULTURAL BILINGÜE PARA LA FORMACIÓN DESDE UNA PERSPECTIVA INTERCULTURAL EN LAS COMUNIDADES INDÍGENA

UNIDAD DE MEDIDA: PUEBLO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**1.160.000**	**0**	**0**	**0**	**0**	**1.160.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	360.000	0	0	0	0	360.000
404	05	01	00	Equipos de telecomunicaciones	360.000	0	0	0	0	360.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	800.000	0	0	0	0	800.000
404	09	02	00	Equipos de computación	800.000	0	0	0	0	800.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.549.589**	**0**	**0**	**0**	**0**	**4.549.589**
407	01	00	00	Transferencias y donaciones corrientes internas	4.549.589	0	0	0	0	4.549.589
407	01	02	00	Donaciones corrientes internas al sector privado	4.549.589	0	0	0	0	4.549.589
407	01	02	01	Donaciones corrientes a personas	4.549.589	0	0	0	0	4.549.589
				Totales	**22.216.438**	**0**	**0**	**0**	**0**	**22.216.438**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 52 - 26

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 127625 520041000 REGISTRO Y SISTEMATIZACIÓN DE SABERES ANCESTRALES PARA EL RESCATE DE LA LENGUA INDÍGENA

OBJETIVO DEL PROYECTO: FORTALECER Y REIMPULSAR LA EDUCACIÓN PROPIA Y LA EDUCACIÓN INTERCULTURAL BILINGÜE PARA LA FORMACIÓN DESDE UNA PERSPECTIVA INTERCULTURAL EN LAS COMUNIDADES INDÍGENA

UNIDAD DE MEDIDA: PUEBLO

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 127625 520041000 REGISTRO Y SISTEMATIZACIÓN DE SABERES ANCESTRALES PARA EL RESCATE DE LA LENGUA INDÍGENA

OBJETIVO DEL PROYECTO: FORTALECER Y REIMPULSAR LA EDUCACIÓN PROPIA Y LA EDUCACIÓN INTERCULTURAL BILINGÜE PARA LA FORMACIÓN DESDE UNA PERSPECTIVA INTERCULTURAL EN LAS COMUNIDADES INDÍGENA

UNIDAD DE MEDIDA: PUEBLO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 520041001 EJECUTAR PLANES PARA EL REGISTRO, SISTEMATIZACIÓN, PRESERVACIÓN Y FORTALECIMIENTO DE LOS IDIOMAS INDÍGENAS Y SABERES ANCESTRALES A LOS PUEBLOS

UNIDAD DE MEDIDA: PUEBLO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTRO O DE LA VICEMINISTRA PARA LA FORMACION Y EDUCACION INTERCULTURAL BILINGUE Y EL SABER ANCESTRAL DE LOS PUEBLOS INDIGENAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.856.754**	**0**	**0**	**0**	**0**	**1.856.754**
402	05	00	00	Productos de papel, cartón e impresos	1.059.400	0	0	0	0	1.059.400
402	05	03	00	Productos de papel y cartón para oficina	1.059.400	0	0	0	0	1.059.400
402	10	00	00	Productos varios y útiles diversos	797.354	0	0	0	0	797.354
402	10	08	00	Materiales para equipos de computación	797.354	0	0	0	0	797.354
403	**00**	**00**	**00**	**Servicios no personales**	**2.602.010**	**0**	**0**	**0**	**0**	**2.602.010**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.000.000	0	0	0	0	2.000.000
403	08	01	00	Primas y gastos de seguros	2.000.000	0	0	0	0	2.000.000
403	18	00	00	Impuestos indirectos	602.010	0	0	0	0	602.010
403	18	01	00	Impuesto al valor agregado	602.010	0	0	0	0	602.010
404	**00**	**00**	**00**	**Activos reales**	**1.160.000**	**0**	**0**	**0**	**0**	**1.160.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	360.000	0	0	0	0	360.000
404	05	01	00	Equipos de telecomunicaciones	360.000	0	0	0	0	360.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	800.000	0	0	0	0	800.000
404	09	02	00	Equipos de computación	800.000	0	0	0	0	800.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.350.564**	**0**	**0**	**0**	**0**	**1.350.564**
407	01	00	00	Transferencias y donaciones corrientes internas	1.350.564	0	0	0	0	1.350.564
407	01	02	00	Donaciones corrientes internas al sector privado	1.350.564	0	0	0	0	1.350.564
407	01	02	01	Donaciones corrientes a personas	1.350.564	0	0	0	0	1.350.564
				Totales	**6.969.328**	**0**	**0**	**0**	**0**	**6.969.328**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 127625 520041000 REGISTRO Y SISTEMATIZACIÓN DE SABERES ANCESTRALES PARA EL RESCATE DE LA LENGUA INDÍGENA

OBJETIVO DEL PROYECTO: FORTALECER Y REIMPULSAR LA EDUCACIÓN PROPIA Y LA EDUCACIÓN INTERCULTURAL BILINGÜE PARA LA FORMACIÓN DESDE UNA PERSPECTIVA INTERCULTURAL EN LAS COMUNIDADES INDÍGENA

UNIDAD DE MEDIDA: PUEBLO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 520041002 APLICAR PLANES DE FORMACIÓN, ESPACIOS Y REDES PARA LA PRÁCTICA Y FORTALECIMIENTO DE LOS SABERES ANCESTRALES, LA EDUCACIÓN PROPIA Y LA EDUCACIÓN INTERCULTURAL BILIBGÜE EN LAS COMUNIDADES INDÍGENAS

UNIDAD DE MEDIDA: TALLER **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTRO O DE LA VICEMINISTRA PARA LA FORMACION Y EDUCACION INTERCULTURAL BILINGUE Y EL SABER ANCESTRAL DE LOS PUEBLOS INDIGENAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**3.547.384**	**0**	**0**	**0**	**0**	**3.547.384**
402	04	00	00	Productos de cuero y caucho	1.000.000	0	0	0	0	1.000.000
402	04	03	00	Cauchos y tripas para vehículos	1.000.000	0	0	0	0	1.000.000
402	05	00	00	Productos de papel, cartón e impresos	533.800	0	0	0	0	533.800
402	05	03	00	Productos de papel y cartón para oficina	533.800	0	0	0	0	533.800
402	08	00	00	Productos metálicos	794.424	0	0	0	0	794.424
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	794.424	0	0	0	0	794.424
402	10	00	00	Productos varios y útiles diversos	1.219.160	0	0	0	0	1.219.160
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.219.160	0	0	0	0	1.219.160
403	00	00	00	**Servicios no personales**	**1.545.686**	**0**	**0**	**0**	**0**	**1.545.686**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.000.000	0	0	0	0	1.000.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	545.686	0	0	0	0	545.686
403	18	01	00	Impuesto al valor agregado	545.686	0	0	0	0	545.686
407	00	00	00	**Transferencias y donaciones**	**1.199.022**	**0**	**0**	**0**	**0**	**1.199.022**
407	01	00	00	Transferencias y donaciones corrientes internas	1.199.022	0	0	0	0	1.199.022
407	01	02	00	Donaciones corrientes internas al sector privado	1.199.022	0	0	0	0	1.199.022
407	01	02	01	Donaciones corrientes a personas	1.199.022	0	0	0	0	1.199.022
				Totales	**6.292.092**	**0**	**0**	**0**	**0**	**6.292.092**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PROYECTO: 127625 520041000 REGISTRO Y SISTEMATIZACIÓN DE SABERES ANCESTRALES PARA EL RESCATE DE LA LENGUA INDÍGENA

OBJETIVO DEL PROYECTO: FORTALECER Y REIMPULSAR LA EDUCACIÓN PROPIA Y LA EDUCACIÓN INTERCULTURAL BILINGÜE PARA LA FORMACIÓN DESDE UNA PERSPECTIVA INTERCULTURAL EN LAS COMUNIDADES INDÍGENA

UNIDAD DE MEDIDA: PUEBLO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 520041003 FORTALECER ESPACIOS PARA LAS PRÁCTICAS EDUCATIVAS, ANCESTRALES Y CULTURALES

UNIDAD DE MEDIDA: CENTRO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTRO O DE LA VICEMINISTRA PARA LA FORMACION Y EDUCACION INTERCULTURAL BILINGUE Y EL SABER ANCESTRAL DE LOS PUEBLOS INDIGENAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.100.000**	**0**	**0**	**0**	**0**	**1.100.000**
402	01	00	00	Productos alimenticios y agropecuarios	500.000	0	0	0	0	500.000
402	01	01	00	Alimentos y bebidas para personas	500.000	0	0	0	0	500.000
402	06	00	00	Productos químicos y derivados	600.000	0	0	0	0	600.000
402	06	08	00	Productos plásticos	600.000	0	0	0	0	600.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.855.015**	**0**	**0**	**0**	**0**	**5.855.015**
403	02	00	00	Alquileres de maquinaria y equipos	386.071	0	0	0	0	386.071
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	386.071	0	0	0	0	386.071
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.900.000	0	0	0	0	1.900.000
403	07	02	00	Imprenta y reproducción	1.900.000	0	0	0	0	1.900.000
403	09	00	00	Viáticos y pasajes	2.350.000	0	0	0	0	2.350.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	1.000.000
403	09	02	00	Viáticos y pasajes fuera del país	1.350.000	0	0	0	0	1.350.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	779.122	0	0	0	0	779.122
403	10	99	00	Otros servicios profesionales y técnicos	779.122	0	0	0	0	779.122
403	18	00	00	Impuestos indirectos	439.822	0	0	0	0	439.822
403	18	01	00	Impuesto al valor agregado	439.822	0	0	0	0	439.822
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.000.003**	**0**	**0**	**0**	**0**	**2.000.003**
407	01	00	00	Transferencias y donaciones corrientes internas	2.000.003	0	0	0	0	2.000.003
407	01	02	00	Donaciones corrientes internas al sector privado	2.000.003	0	0	0	0	2.000.003
407	01	02	01	Donaciones corrientes a personas	2.000.003	0	0	0	0	2.000.003
				Totales	**8.955.018**	**0**	**0**	**0**	**0**	**8.955.018**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS **ACCIÓN CENTRALIZADA:** 520001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**395.860.888**	0	0	0	0	**395.860.888**
401	01	00	00	Sueldos, salarios y otras retribuciones	92.955.000	0	0	0	0	92.955.000
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	37.620.000	0	0	0	0	37.620.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	12.480.000	0	0	0	0	12.480.000
401	01	18	00	Remuneraciones al personal contratado	41.580.000	0	0	0	0	41.580.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	41.580.000	0	0	0	0	41.580.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	330.000	0	0	0	0	330.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	945.000	0	0	0	0	945.000
401	03	00	00	Primas	28.477.351	0	0	0	0	28.477.351
401	03	02	00	Primas de transporte a empleados	2.160.000	0	0	0	0	2.160.000
401	03	08	00	Primas de profesionalización a empleados	3.317.400	0	0	0	0	3.317.400
401	03	09	00	Primas por antigüedad a empleados	3.317.400	0	0	0	0	3.317.400
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.317.400	0	0	0	0	3.317.400
401	03	17	00	Primas de transporte a obreros	2.340.000	0	0	0	0	2.340.000
401	03	21	00	Primas por antigüedad a obreros	2.340.000	0	0	0	0	2.340.000
401	03	22	00	Primas de profesionalización a obreros	42.751	0	0	0	0	42.751
401	03	37	00	Primas de transporte al personal contratado	5.940.000	0	0	0	0	5.940.000
401	03	40	00	Primas de profesionalización al personal contratado	4.989.600	0	0	0	0	4.989.600
401	03	41	00	Primas por antigüedad al personal contratado	712.800	0	0	0	0	712.800
401	04	00	00	Complementos de sueldos y salarios	65.399.105	0	0	0	0	65.399.105
401	04	06	00	Complemento a empleados por comisión de servicios	1.584.000	0	0	0	0	1.584.000
401	04	08	00	Bono compensatorio de alimentación a empleados	12.672.000	0	0	0	0	12.672.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	185.550	0	0	0	0	185.550
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	160.315	0	0	0	0	160.315
401	04	17	00	Complemento a obreros por gastos de transporte	356.256	0	0	0	0	356.256
401	04	18	00	Bono compensatorio de alimentación a obreros	12.480.000	0	0	0	0	12.480.000
401	04	20	00	Complemento a obreros por días feriados	1.721.904	0	0	0	0	1.721.904
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	406.136	0	0	0	0	406.136
401	04	26	00	Bono compensatorio de alimentación al personal contratado	31.680.000	0	0	0	0	31.680.000
401	04	28	00	Complemento al personal contratado por días feriados	3.768.944	0	0	0	0	3.768.944
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	96.000	0	0	0	0	96.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	288.000	0	0	0	0	288.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

ACCIÓN CENTRALIZADA: 520001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	50.247.699	0	0	0	0	50.247.699
401	05	01	00	Aguinaldos a empleados	16.332.800	0	0	0	0	16.332.800
401	05	03	00	Bono vacacional a empleados	3.344.000	0	0	0	0	3.344.000
401	05	04	00	Aguinaldos a obreros	5.000.615	0	0	0	0	5.000.615
401	05	06	00	Bono vacacional a obreros	2.000.246	0	0	0	0	2.000.246
401	05	07	00	Aguinaldos al personal contratado	16.405.075	0	0	0	0	16.405.075
401	05	08	00	Bono vacacional al personal contratado	6.562.030	0	0	0	0	6.562.030
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	97.120	0	0	0	0	97.120
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	32.373	0	0	0	0	32.373
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	371.200	0	0	0	0	371.200
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	102.240	0	0	0	0	102.240
401	06	00	00	Aportes patronales y legales	16.079.938	0	0	0	0	16.079.938
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.265.756	0	0	0	0	4.265.756
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	958.365	0	0	0	0	958.365
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	407.133	0	0	0	0	407.133
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	407.133	0	0	0	0	407.133
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.248.246	0	0	0	0	1.248.246
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	416.082	0	0	0	0	416.082
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	277.388	0	0	0	0	277.388
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	277.388	0	0	0	0	277.388
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.255.416	0	0	0	0	4.255.416
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	945.648	0	0	0	0	945.648
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	32.778	0	0	0	0	32.778
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	10.926	0	0	0	0	10.926
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	7.284	0	0	0	0	7.284
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	112.752	0	0	0	0	112.752
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	37.584	0	0	0	0	37.584
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	25.056	0	0	0	0	25.056
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	25.056	0	0	0	0	25.056

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS **ACCIÓN CENTRALIZADA:** 520001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	5.827	0	0	0	0	5.827
401	06	95	00	Otros aportes legales por personal contratado	2.364.120	0	0	0	0	2.364.120
401	07	00	00	Asistencia socio-económica	62.029.999	0	0	0	0	62.029.999
401	07	01	00	Capacitación y adiestramiento a empleados	1.320.000	0	0	0	0	1.320.000
401	07	03	00	Ayudas por matrimonio a empleados	264.000	0	0	0	0	264.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	264.000	0	0	0	0	264.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	7.648.898	0	0	0	0	7.648.898
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	6.600.000	0	0	0	0	6.600.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	528.000	0	0	0	0	528.000
401	07	10	00	Dotación de uniformes a empleados	679.000	0	0	0	0	679.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	427.507	0	0	0	0	427.507
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	264.000	0	0	0	0	264.000
401	07	17	00	Capacitación y adiestramiento a obreros	310.000	0	0	0	0	310.000
401	07	19	00	Ayudas por matrimonio de obreros	26.000	0	0	0	0	26.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	46.000	0	0	0	0	46.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.541.500	0	0	0	0	2.541.500
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	5.691.961	0	0	0	0	5.691.961
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.135.000	0	0	0	0	1.135.000
401	07	26	00	Dotación de uniformes a obreros	910.000	0	0	0	0	910.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	534.384	0	0	0	0	534.384
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	908.000	0	0	0	0	908.000
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	2.000	0	0	0	0	2.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	59.740	0	0	0	0	59.740
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	50.000	0	0	0	0	50.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	30.000	0	0	0	0	30.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	30.000	0	0	0	0	30.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	30.000	0	0	0	0	30.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	173.839	0	0	0	0	173.839
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	150.000	0	0	0	0	150.000
401	07	74	00	Capacitación y adiestramiento al personal contratado	530.000	0	0	0	0	530.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS **ACCIÓN CENTRALIZADA:** 520001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	76	00	Ayudas por matrimonio al personal contratado	18.000	0	0	0	0	18.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	18.000	0	0	0	0	18.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	6.630.161	0	0	0	0	6.630.161
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	15.691.961	0	0	0	0	15.691.961
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.650.000	0	0	0	0	1.650.000
401	07	83	00	Dotación de uniformes al personal contratado	2.310.000	0	0	0	0	2.310.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	2.850.048	0	0	0	0	2.850.048
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	1.708.000	0	0	0	0	1.708.000
401	08	00	00	Prestaciones sociales e indemnizaciones	80.671.796	0	0	0	0	80.671.796
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	47.103.333	0	0	0	0	47.103.333
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	8.167.672	0	0	0	0	8.167.672
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	24.794.955	0	0	0	0	24.794.955
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	151.116	0	0	0	0	151.116
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	454.720	0	0	0	0	454.720
403	**00**	**00**	**00**	**Servicios no personales**	**1.602.049**	**0**	**0**	**0**	**0**	**1.602.049**
403	18	00	00	Impuestos indirectos	171.649	0	0	0	0	171.649
403	18	01	00	Impuesto al valor agregado	171.649	0	0	0	0	171.649
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.430.400	0	0	0	0	1.430.400
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.430.400	0	0	0	0	1.430.400
				Totales	**397.462.937**	**0**	**0**	**0**	**0**	**397.462.937**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

52 - 34

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

ACCIÓN CENTRALIZADA: 520001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS **ACCIÓN CENTRALIZADA:** 520001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 520001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**395.860.888**	0	0	0	0	**395.860.888**
401	01	00	00	Sueldos, salarios y otras retribuciones	92.955.000	0	0	0	0	92.955.000
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	37.620.000	0	0	0	0	37.620.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	12.480.000	0	0	0	0	12.480.000
401	01	18	00	Remuneraciones al personal contratado	41.580.000	0	0	0	0	41.580.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	41.580.000	0	0	0	0	41.580.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	330.000	0	0	0	0	330.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	945.000	0	0	0	0	945.000
401	03	00	00	Primas	28.477.351	0	0	0	0	28.477.351
401	03	02	00	Primas de transporte a empleados	2.160.000	0	0	0	0	2.160.000
401	03	08	00	Primas de profesionalización a empleados	3.317.400	0	0	0	0	3.317.400
401	03	09	00	Primas por antigüedad a empleados	3.317.400	0	0	0	0	3.317.400
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.317.400	0	0	0	0	3.317.400
401	03	17	00	Primas de transporte a obreros	2.340.000	0	0	0	0	2.340.000
401	03	21	00	Primas por antigüedad a obreros	2.340.000	0	0	0	0	2.340.000
401	03	22	00	Primas de profesionalización a obreros	42.751	0	0	0	0	42.751
401	03	37	00	Primas de transporte al personal contratado	5.940.000	0	0	0	0	5.940.000
401	03	40	00	Primas de profesionalización al personal contratado	4.989.600	0	0	0	0	4.989.600
401	03	41	00	Primas por antigüedad al personal contratado	712.800	0	0	0	0	712.800
401	04	00	00	Complementos de sueldos y salarios	65.399.105	0	0	0	0	65.399.105
401	04	06	00	Complemento a empleados por comisión de servicios	1.584.000	0	0	0	0	1.584.000
401	04	08	00	Bono compensatorio de alimentación a empleados	12.672.000	0	0	0	0	12.672.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	185.550	0	0	0	0	185.550
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	160.315	0	0	0	0	160.315
401	04	17	00	Complemento a obreros por gastos de transporte	356.256	0	0	0	0	356.256
401	04	18	00	Bono compensatorio de alimentación a obreros	12.480.000	0	0	0	0	12.480.000
401	04	20	00	Complemento a obreros por días feriados	1.721.904	0	0	0	0	1.721.904

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

ACCIÓN CENTRALIZADA: 520001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 520001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	406.136	0	0	0	0	406.136
401	04	26	00	Bono compensatorio de alimentación al personal contratado	31.680.000	0	0	0	0	31.680.000
401	04	28	00	Complemento al personal contratado por días feriados	3.768.944	0	0	0	0	3.768.944
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	96.000	0	0	0	0	96.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	288.000	0	0	0	0	288.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	50.247.699	0	0	0	0	50.247.699
401	05	01	00	Aguinaldos a empleados	16.332.800	0	0	0	0	16.332.800
401	05	03	00	Bono vacacional a empleados	3.344.000	0	0	0	0	3.344.000
401	05	04	00	Aguinaldos a obreros	5.000.615	0	0	0	0	5.000.615
401	05	06	00	Bono vacacional a obreros	2.000.246	0	0	0	0	2.000.246
401	05	07	00	Aguinaldos al personal contratado	16.405.075	0	0	0	0	16.405.075
401	05	08	00	Bono vacacional al personal contratado	6.562.030	0	0	0	0	6.562.030
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	97.120	0	0	0	0	97.120
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	32.373	0	0	0	0	32.373
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	371.200	0	0	0	0	371.200
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	102.240	0	0	0	0	102.240
401	06	00	00	Aportes patronales y legales	16.079.938	0	0	0	0	16.079.938
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.265.756	0	0	0	0	4.265.756
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	958.365	0	0	0	0	958.365
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	407.133	0	0	0	0	407.133
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	407.133	0	0	0	0	407.133
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.248.246	0	0	0	0	1.248.246
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	416.082	0	0	0	0	416.082
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	277.388	0	0	0	0	277.388
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	277.388	0	0	0	0	277.388
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.255.416	0	0	0	0	4.255.416

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

ACCIÓN CENTRALIZADA: 520001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 520001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	945.648	0	0	0	0	945.648
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	32.778	0	0	0	0	32.778
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	10.926	0	0	0	0	10.926
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	7.284	0	0	0	0	7.284
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	112.752	0	0	0	0	112.752
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	37.584	0	0	0	0	37.584
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	25.056	0	0	0	0	25.056
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	25.056	0	0	0	0	25.056
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	5.827	0	0	0	0	5.827
401	06	95	00	Otros aportes legales por personal contratado	2.364.120	0	0	0	0	2.364.120
401	07	00	00	Asistencia socio-económica	62.029.999	0	0	0	0	62.029.999
401	07	01	00	Capacitación y adiestramiento a empleados	1.320.000	0	0	0	0	1.320.000
401	07	03	00	Ayudas por matrimonio a empleados	264.000	0	0	0	0	264.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	264.000	0	0	0	0	264.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	7.648.898	0	0	0	0	7.648.898
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	6.600.000	0	0	0	0	6.600.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	528.000	0	0	0	0	528.000
401	07	10	00	Dotación de uniformes a empleados	679.000	0	0	0	0	679.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	427.507	0	0	0	0	427.507
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	264.000	0	0	0	0	264.000
401	07	17	00	Capacitación y adiestramiento a obreros	310.000	0	0	0	0	310.000
401	07	19	00	Ayudas por matrimonio de obreros	26.000	0	0	0	0	26.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	46.000	0	0	0	0	46.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.541.500	0	0	0	0	2.541.500
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	5.691.961	0	0	0	0	5.691.961

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

ACCIÓN CENTRALIZADA: 520001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 520001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.135.000	0	0	0	0	1.135.000
401	07	26	00	Dotación de uniformes a obreros	910.000	0	0	0	0	910.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	534.384	0	0	0	0	534.384
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	908.000	0	0	0	0	908.000
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	2.000	0	0	0	0	2.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	59.740	0	0	0	0	59.740
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	50.000	0	0	0	0	50.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	30.000	0	0	0	0	30.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	30.000	0	0	0	0	30.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	30.000	0	0	0	0	30.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	173.839	0	0	0	0	173.839
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	150.000	0	0	0	0	150.000
401	07	74	00	Capacitación y adiestramiento al personal contratado	530.000	0	0	0	0	530.000
401	07	76	00	Ayudas por matrimonio al personal contratado	18.000	0	0	0	0	18.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	18.000	0	0	0	0	18.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	6.630.161	0	0	0	0	6.630.161
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	15.691.961	0	0	0	0	15.691.961
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.650.000	0	0	0	0	1.650.000
401	07	83	00	Dotación de uniformes al personal contratado	2.310.000	0	0	0	0	2.310.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	2.850.048	0	0	0	0	2.850.048
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	1.708.000	0	0	0	0	1.708.000
401	08	00	00	Prestaciones sociales e indemnizaciones	80.671.796	0	0	0	0	80.671.796
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	47.103.333	0	0	0	0	47.103.333
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	8.167.672	0	0	0	0	8.167.672
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	24.794.955	0	0	0	0	24.794.955

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

ACCIÓN CENTRALIZADA: 520001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 520001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	151.116	0	0	0	0	151.116
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	454.720	0	0	0	0	454.720
403	**00**	**00**	**00**	**Servicios no personales**	**1.602.049**	**0**	**0**	**0**	**0**	**1.602.049**
403	18	00	00	Impuestos indirectos	171.649	0	0	0	0	171.649
403	18	01	00	Impuesto al valor agregado	171.649	0	0	0	0	171.649
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.430.400	0	0	0	0	1.430.400
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.430.400	0	0	0	0	1.430.400
				Totales	**397.462.937**	**0**	**0**	**0**	**0**	**397.462.937**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS **ACCIÓN CENTRALIZADA:** 520002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.205.000**	**0**	**0**	**0**	**0**	**19.205.000**
402	01	00	00	Productos alimenticios y agropecuarios	925.000	0	0	0	0	925.000
402	01	01	00	Alimentos y bebidas para personas	850.000	0	0	0	0	850.000
402	01	02	00	Alimentos para animales	50.000	0	0	0	0	50.000
402	01	03	00	Productos agrícolas y pecuarios	25.000	0	0	0	0	25.000
402	03	00	00	Textiles y vestuarios	475.000	0	0	0	0	475.000
402	03	01	00	Textiles	25.000	0	0	0	0	25.000
402	03	02	00	Prendas de vestir	275.000	0	0	0	0	275.000
402	03	03	00	Calzados	175.000	0	0	0	0	175.000
402	04	00	00	Productos de cuero y caucho	1.000.000	0	0	0	0	1.000.000
402	04	03	00	Cauchos y tripas para vehículos	1.000.000	0	0	0	0	1.000.000
402	05	00	00	Productos de papel, cartón e impresos	1.986.000	0	0	0	0	1.986.000
402	05	01	00	Pulpa de madera, papel y cartón	556.000	0	0	0	0	556.000
402	05	02	00	Envases y cajas de papel y cartón	130.000	0	0	0	0	130.000
402	05	03	00	Productos de papel y cartón para oficina	1.000.000	0	0	0	0	1.000.000
402	05	04	00	Libros, revistas y periódicos	50.000	0	0	0	0	50.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	100.000	0	0	0	0	100.000
402	05	99	00	Otros productos de pulpa, papel y cartón	150.000	0	0	0	0	150.000
402	06	00	00	Productos químicos y derivados	1.045.000	0	0	0	0	1.045.000
402	06	02	00	Abonos, plaguicidas y otros	50.000	0	0	0	0	50.000
402	06	03	00	Tintas, pinturas y colorantes	150.000	0	0	0	0	150.000
402	06	04	00	Productos farmacéuticos y medicamentos	20.000	0	0	0	0	20.000
402	06	05	00	Productos de tocador	75.000	0	0	0	0	75.000
402	06	06	00	Combustibles y lubricantes	250.000	0	0	0	0	250.000
402	06	08	00	Productos plásticos	350.000	0	0	0	0	350.000
402	06	09	00	Mezclas explosivas	150.000	0	0	0	0	150.000
402	07	00	00	Productos minerales no metálicos	65.000	0	0	0	0	65.000
402	07	04	00	Cemento, cal y yeso	65.000	0	0	0	0	65.000
402	08	00	00	Productos metálicos	2.200.000	0	0	0	0	2.200.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	850.000	0	0	0	0	850.000
402	08	05	00	Materiales de orden público, seguridad y defensa	200.000	0	0	0	0	200.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	850.000	0	0	0	0	850.000
402	08	99	00	Otros productos metálicos	300.000	0	0	0	0	300.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS **ACCIÓN CENTRALIZADA:** 520002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	09	00	00	Productos de madera	184.000	0	0	0	0	184.000
402	09	01	00	Productos primarios de madera	100.000	0	0	0	0	100.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	84.000	0	0	0	0	84.000
402	10	00	00	Productos varios y útiles diversos	11.275.000	0	0	0	0	11.275.000
402	10	02	00	Materiales y útiles de limpieza y aseo	800.000	0	0	0	0	800.000
402	10	03	00	Utensilios de cocina y comedor	155.000	0	0	0	0	155.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.000.000	0	0	0	0	1.000.000
402	10	06	00	Condecoraciones, ofrendas y similares	50.000	0	0	0	0	50.000
402	10	07	00	Productos de seguridad en el trabajo	320.000	0	0	0	0	320.000
402	10	08	00	Materiales para equipos de computación	8.000.000	0	0	0	0	8.000.000
402	10	11	00	Materiales eléctricos	850.000	0	0	0	0	850.000
402	10	12	00	Materiales para instalaciones sanitarias	50.000	0	0	0	0	50.000
402	10	99	00	Otros productos y útiles diversos	50.000	0	0	0	0	50.000
402	99	00	00	Otros materiales y suministros	50.000	0	0	0	0	50.000
402	99	01	00	Otros materiales y suministros	50.000	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**44.108.588**	**0**	**0**	**0**	**0**	**44.108.588**
403	01	00	00	Alquileres de inmuebles	1.500.000	0	0	0	0	1.500.000
403	01	01	00	Alquileres de edificios y locales	1.500.000	0	0	0	0	1.500.000
403	02	00	00	Alquileres de maquinaria y equipos	850.000	0	0	0	0	850.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	850.000	0	0	0	0	850.000
403	04	00	00	Servicios básicos	3.956.000	0	0	0	0	3.956.000
403	04	01	00	Electricidad	960.000	0	0	0	0	960.000
403	04	02	00	Gas	162.000	0	0	0	0	162.000
403	04	03	00	Agua	660.000	0	0	0	0	660.000
403	04	04	00	Teléfonos	2.174.000	0	0	0	0	2.174.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	1.850.000	0	0	0	0	1.850.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	324.000	0	0	0	0	324.000
403	06	00	00	Servicios de transporte y almacenaje	150.000	0	0	0	0	150.000
403	06	01	00	Fletes y embalajes	75.000	0	0	0	0	75.000
403	06	03	00	Estacionamiento	50.000	0	0	0	0	50.000
403	06	04	00	Peaje	25.000	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.500.000	0	0	0	0	2.500.000
403	07	01	00	Publicidad y propaganda	250.000	0	0	0	0	250.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS **ACCIÓN CENTRALIZADA:** 520002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	02	00	Imprenta y reproducción	1.250.000	0	0	0	0	1.250.000
403	07	03	00	Relaciones sociales	850.000	0	0	0	0	850.000
403	07	04	00	Avisos	150.000	0	0	0	0	150.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	16.935.775	0	0	0	0	16.935.775
403	08	01	00	Primas y gastos de seguros	16.840.775	0	0	0	0	16.840.775
403	08	02	00	Comisiones y gastos bancarios	20.000	0	0	0	0	20.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	75.000	0	0	0	0	75.000
403	09	00	00	Viáticos y pasajes	1.850.000	0	0	0	0	1.850.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	1.000.000
403	09	02	00	Viáticos y pasajes fuera del país	850.000	0	0	0	0	850.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	850.000	0	0	0	0	850.000
403	10	99	00	Otros servicios profesionales y técnicos	850.000	0	0	0	0	850.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.585.000	0	0	0	0	2.585.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	735.000	0	0	0	0	735.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	1.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	850.000	0	0	0	0	850.000
403	12	00	00	Conservación y reparaciones menores de obras	2.500.000	0	0	0	0	2.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.500.000	0	0	0	0	2.500.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.000.000	0	0	0	0	3.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.000.000	0	0	0	0	3.000.000
403	18	00	00	Impuestos indirectos	7.431.813	0	0	0	0	7.431.813
403	18	01	00	Impuesto al valor agregado	7.431.813	0	0	0	0	7.431.813
404	**00**	**00**	**00**	**Activos reales**	**8.750.000**	**0**	**0**	**0**	**0**	**8.750.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	2.000.000	0	0	0	0	2.000.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	2.000.000	0	0	0	0	2.000.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	2.000.000	0	0	0	0	2.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	750.000	0	0	0	0	750.000
404	05	01	00	Equipos de telecomunicaciones	750.000	0	0	0	0	750.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.000.000	0	0	0	0	6.000.000
404	09	01	00	Mobiliario y equipos de oficina	5.500.000	0	0	0	0	5.500.000
404	09	02	00	Equipos de computación	500.000	0	0	0	0	500.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**350.000**	**0**	**0**	**0**	**0**	**350.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS **ACCIÓN CENTRALIZADA:** 520002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	00	00	Transferencias y donaciones corrientes internas	350.000	0	0	0	0	350.000
407	01	01	00	Transferencias corrientes internas al sector privado	350.000	0	0	0	0	350.000
407	01	01	56	Otras asignaciones	350.000	0	0	0	0	350.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**4.844.748**	**0**	**0**	**0**	**0**	**4.844.748**
411	11	00	00	Obligaciones de ejercicios anteriores	4.844.748	0	0	0	0	4.844.748
411	11	04	00	Compromisos pendientes de ejercicios anteriores	4.844.748	0	0	0	0	4.844.748
				Totales	**77.258.336**	**0**	**0**	**0**	**0**	**77.258.336**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 52 - 44

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS **ACCIÓN CENTRALIZADA:** 520002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS **ACCIÓN CENTRALIZADA:** 520002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 520002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	19.205.000	0	0	0	0	19.205.000
402	01	00	00	Productos alimenticios y agropecuarios	925.000	0	0	0	0	925.000
402	01	01	00	Alimentos y bebidas para personas	850.000	0	0	0	0	850.000
402	01	02	00	Alimentos para animales	50.000	0	0	0	0	50.000
402	01	03	00	Productos agrícolas y pecuarios	25.000	0	0	0	0	25.000
402	03	00	00	Textiles y vestuarios	475.000	0	0	0	0	475.000
402	03	01	00	Textiles	25.000	0	0	0	0	25.000
402	03	02	00	Prendas de vestir	275.000	0	0	0	0	275.000
402	03	03	00	Calzados	175.000	0	0	0	0	175.000
402	04	00	00	Productos de cuero y caucho	1.000.000	0	0	0	0	1.000.000
402	04	03	00	Cauchos y tripas para vehículos	1.000.000	0	0	0	0	1.000.000
402	05	00	00	Productos de papel, cartón e impresos	1.986.000	0	0	0	0	1.986.000
402	05	01	00	Pulpa de madera, papel y cartón	556.000	0	0	0	0	556.000
402	05	02	00	Envases y cajas de papel y cartón	130.000	0	0	0	0	130.000
402	05	03	00	Productos de papel y cartón para oficina	1.000.000	0	0	0	0	1.000.000
402	05	04	00	Libros, revistas y periódicos	50.000	0	0	0	0	50.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	100.000	0	0	0	0	100.000
402	05	99	00	Otros productos de pulpa, papel y cartón	150.000	0	0	0	0	150.000
402	06	00	00	Productos químicos y derivados	1.045.000	0	0	0	0	1.045.000
402	06	02	00	Abonos, plaguicidas y otros	50.000	0	0	0	0	50.000
402	06	03	00	Tintas, pinturas y colorantes	150.000	0	0	0	0	150.000
402	06	04	00	Productos farmacéuticos y medicamentos	20.000	0	0	0	0	20.000
402	06	05	00	Productos de tocador	75.000	0	0	0	0	75.000
402	06	06	00	Combustibles y lubricantes	250.000	0	0	0	0	250.000
402	06	08	00	Productos plásticos	350.000	0	0	0	0	350.000
402	06	09	00	Mezclas explosivas	150.000	0	0	0	0	150.000
402	07	00	00	Productos minerales no metálicos	65.000	0	0	0	0	65.000
402	07	04	00	Cemento, cal y yeso	65.000	0	0	0	0	65.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS **ACCIÓN CENTRALIZADA:** 520002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 520002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	00	00	Productos metálicos	2.200.000	0	0	0	0	2.200.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	850.000	0	0	0	0	850.000
402	08	05	00	Materiales de orden público, seguridad y defensa	200.000	0	0	0	0	200.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	850.000	0	0	0	0	850.000
402	08	99	00	Otros productos metálicos	300.000	0	0	0	0	300.000
402	09	00	00	Productos de madera	184.000	0	0	0	0	184.000
402	09	01	00	Productos primarios de madera	100.000	0	0	0	0	100.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	84.000	0	0	0	0	84.000
402	10	00	00	Productos varios y útiles diversos	11.275.000	0	0	0	0	11.275.000
402	10	02	00	Materiales y útiles de limpieza y aseo	800.000	0	0	0	0	800.000
402	10	03	00	Utensilios de cocina y comedor	155.000	0	0	0	0	155.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.000.000	0	0	0	0	1.000.000
402	10	06	00	Condecoraciones, ofrendas y similares	50.000	0	0	0	0	50.000
402	10	07	00	Productos de seguridad en el trabajo	320.000	0	0	0	0	320.000
402	10	08	00	Materiales para equipos de computación	8.000.000	0	0	0	0	8.000.000
402	10	11	00	Materiales eléctricos	850.000	0	0	0	0	850.000
402	10	12	00	Materiales para instalaciones sanitarias	50.000	0	0	0	0	50.000
402	10	99	00	Otros productos y útiles diversos	50.000	0	0	0	0	50.000
402	99	00	00	Otros materiales y suministros	50.000	0	0	0	0	50.000
402	99	01	00	Otros materiales y suministros	50.000	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**44.108.588**	**0**	**0**	**0**	**0**	**44.108.588**
403	01	00	00	Alquileres de inmuebles	1.500.000	0	0	0	0	1.500.000
403	01	01	00	Alquileres de edificios y locales	1.500.000	0	0	0	0	1.500.000
403	02	00	00	Alquileres de maquinaria y equipos	850.000	0	0	0	0	850.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	850.000	0	0	0	0	850.000
403	04	00	00	Servicios básicos	3.956.000	0	0	0	0	3.956.000
403	04	01	00	Electricidad	960.000	0	0	0	0	960.000
403	04	02	00	Gas	162.000	0	0	0	0	162.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS **ACCIÓN CENTRALIZADA:** 520002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 520002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	03	00	Agua	660.000	0	0	0	0	660.000
403	04	04	00	Teléfonos	2.174.000	0	0	0	0	2.174.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	1.850.000	0	0	0	0	1.850.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	324.000	0	0	0	0	324.000
403	06	00	00	Servicios de transporte y almacenaje	150.000	0	0	0	0	150.000
403	06	01	00	Fletes y embalajes	75.000	0	0	0	0	75.000
403	06	03	00	Estacionamiento	50.000	0	0	0	0	50.000
403	06	04	00	Peaje	25.000	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.500.000	0	0	0	0	2.500.000
403	07	01	00	Publicidad y propaganda	250.000	0	0	0	0	250.000
403	07	02	00	Imprenta y reproducción	1.250.000	0	0	0	0	1.250.000
403	07	03	00	Relaciones sociales	850.000	0	0	0	0	850.000
403	07	04	00	Avisos	150.000	0	0	0	0	150.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	16.935.775	0	0	0	0	16.935.775
403	08	01	00	Primas y gastos de seguros	16.840.775	0	0	0	0	16.840.775
403	08	02	00	Comisiones y gastos bancarios	20.000	0	0	0	0	20.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	75.000	0	0	0	0	75.000
403	09	00	00	Viáticos y pasajes	1.850.000	0	0	0	0	1.850.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	1.000.000
403	09	02	00	Viáticos y pasajes fuera del país	850.000	0	0	0	0	850.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	850.000	0	0	0	0	850.000
403	10	99	00	Otros servicios profesionales y técnicos	850.000	0	0	0	0	850.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.585.000	0	0	0	0	2.585.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	735.000	0	0	0	0	735.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	1.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	850.000	0	0	0	0	850.000
403	12	00	00	Conservación y reparaciones menores de obras	2.500.000	0	0	0	0	2.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.500.000	0	0	0	0	2.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS **ACCIÓN CENTRALIZADA:** 520002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 520002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.000.000	0	0	0	0	3.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.000.000	0	0	0	0	3.000.000
403	18	00	00	Impuestos indirectos	7.431.813	0	0	0	0	7.431.813
403	18	01	00	Impuesto al valor agregado	7.431.813	0	0	0	0	7.431.813
404	**00**	**00**	**00**	**Activos reales**	**8.750.000**	**0**	**0**	**0**	**0**	**8.750.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	2.000.000	0	0	0	0	2.000.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	2.000.000	0	0	0	0	2.000.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	2.000.000	0	0	0	0	2.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	750.000	0	0	0	0	750.000
404	05	01	00	Equipos de telecomunicaciones	750.000	0	0	0	0	750.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.000.000	0	0	0	0	6.000.000
404	09	01	00	Mobiliario y equipos de oficina	5.500.000	0	0	0	0	5.500.000
404	09	02	00	Equipos de computación	500.000	0	0	0	0	500.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**350.000**	**0**	**0**	**0**	**0**	**350.000**
407	01	00	00	Transferencias y donaciones corrientes internas	350.000	0	0	0	0	350.000
407	01	01	00	Transferencias corrientes internas al sector privado	350.000	0	0	0	0	350.000
407	01	01	56	Otras asignaciones	350.000	0	0	0	0	350.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**4.844.748**	**0**	**0**	**0**	**0**	**4.844.748**
411	11	00	00	Obligaciones de ejercicios anteriores	4.844.748	0	0	0	0	4.844.748
411	11	04	00	Compromisos pendientes de ejercicios anteriores	4.844.748	0	0	0	0	4.844.748
				Totales	**77.258.336**	**0**	**0**	**0**	**0**	**77.258.336**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS **ACCIÓN CENTRALIZADA:** 520003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**740.502**	**0**	**0**	**0**	**0**	**740.502**
407	01	00	00	Transferencias y donaciones corrientes internas	740.502	0	0	0	0	740.502
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	740.502	0	0	0	0	740.502
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	444.816	0	0	0	0	444.816
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	111.204	0	0	0	0	111.204
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	44.482	0	0	0	0	44.482
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	140.000	0	0	0	0	140.000
				Totales	**740.502**	**0**	**0**	**0**	**0**	**740.502**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

52 - 50

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS   ACCIÓN CENTRALIZADA: 520003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS **ACCIÓN CENTRALIZADA:** 520003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 520003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**740.502**	**0**	**0**	**0**	**0**	**740.502**
407	01	00	00	Transferencias y donaciones corrientes internas	740.502	0	0	0	0	740.502
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	740.502	0	0	0	0	740.502
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	444.816	0	0	0	0	444.816
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	111.204	0	0	0	0	111.204
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	44.482	0	0	0	0	44.482
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	140.000	0	0	0	0	140.000
				Totales	**740.502**	**0**	**0**	**0**	**0**	**740.502**

53
Ministerio del Poder Popular para el Comercio

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	991.248.787	0	0	0	0	991.248.787
401	01	00	00	Sueldos, salarios y otras retribuciones	139.579.816	0	0	0	0	139.579.816
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	30.139.667	0	0	0	0	30.139.667
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	30.030.226	0	0	0	0	30.030.226
401	01	18	00	Remuneraciones al personal contratado	55.994.189	0	0	0	0	55.994.189
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	52.334.189	0	0	0	0	52.334.189
401	01	18	02	Remuneraciones por honorarios profesionales	3.660.000	0	0	0	0	3.660.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	813.969	0	0	0	0	813.969
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	163.888	0	0	0	0	163.888
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	2.080.599	0	0	0	0	2.080.599
401	01	99	00	Otras retribuciones	20.357.278	0	0	0	0	20.357.278
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	23.479.933	0	0	0	0	23.479.933
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	10.140.696	0	0	0	0	10.140.696
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	13.339.237	0	0	0	0	13.339.237
401	03	00	00	Primas	112.039.610	0	0	0	0	112.039.610
401	03	02	00	Primas de transporte a empleados	7.277.640	0	0	0	0	7.277.640
401	03	04	00	Primas por hijos a empleados	2.478.480	0	0	0	0	2.478.480
401	03	08	00	Primas de profesionalización a empleados	10.488.665	0	0	0	0	10.488.665
401	03	09	00	Primas por antigüedad a empleados	12.326.176	0	0	0	0	12.326.176
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	13.111.189	0	0	0	0	13.111.189
401	03	17	00	Primas de transporte a obreros	8.898.450	0	0	0	0	8.898.450
401	03	19	00	Primas por hijos de obreros	4.611.400	0	0	0	0	4.611.400
401	03	21	00	Primas por antigüedad a obreros	11.024.715	0	0	0	0	11.024.715
401	03	22	00	Primas de profesionalización a obreros	632.762	0	0	0	0	632.762
401	03	37	00	Primas de transporte al personal contratado	12.652.318	0	0	0	0	12.652.318
401	03	39	00	Primas por hijos al personal contratado	4.060.800	0	0	0	0	4.060.800
401	03	40	00	Primas de profesionalización al personal contratado	9.097.077	0	0	0	0	9.097.077
401	03	41	00	Primas por antigüedad al personal contratado	5.916.926	0	0	0	0	5.916.926
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	343.520	0	0	0	0	343.520
401	03	47	00	Primas al personal de alto nivel y de dirección	2.825.560	0	0	0	0	2.825.560

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	95	00	Otras primas al personal de alto nivel y de dirección	300.000	0	0	0	0	300.000
401	03	96	00	Otras primas al personal contratado	5.672.332	0	0	0	0	5.672.332
401	03	97	00	Otras primas a empleados	321.600	0	0	0	0	321.600
401	04	00	00	Complementos de sueldos y salarios	129.679.396	0	0	0	0	129.679.396
401	04	05	00	Complemento a empleados por gastos de representación	3.800	0	0	0	0	3.800
401	04	06	00	Complemento a empleados por comisión de servicios	936.000	0	0	0	0	936.000
401	04	08	00	Bono compensatorio de alimentación a empleados	20.635.047	0	0	0	0	20.635.047
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	5.503.476	0	0	0	0	5.503.476
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	6.428.227	0	0	0	0	6.428.227
401	04	17	00	Complemento a obreros por gastos de transporte	1.000	0	0	0	0	1.000
401	04	18	00	Bono compensatorio de alimentación a obreros	23.620.803	0	0	0	0	23.620.803
401	04	20	00	Complemento a obreros por días feriados	424.000	0	0	0	0	424.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	4.892.078	0	0	0	0	4.892.078
401	04	26	00	Bono compensatorio de alimentación al personal contratado	31.049.218	0	0	0	0	31.049.218
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	250.625	0	0	0	0	250.625
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.562.512	0	0	0	0	1.562.512
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	338.712	0	0	0	0	338.712
401	04	96	00	Otros complementos a empleados	11.713.479	0	0	0	0	11.713.479
401	04	97	00	Otros complementos a obreros	11.215.419	0	0	0	0	11.215.419
401	04	98	00	Otros complementos al personal contratado	11.105.000	0	0	0	0	11.105.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	130.759.370	0	0	0	0	130.759.370
401	05	01	00	Aguinaldos a empleados	26.575.635	0	0	0	0	26.575.635
401	05	03	00	Bono vacacional a empleados	20.292.660	0	0	0	0	20.292.660
401	05	04	00	Aguinaldos a obreros	21.135.243	0	0	0	0	21.135.243
401	05	06	00	Bono vacacional a obreros	17.570.502	0	0	0	0	17.570.502
401	05	07	00	Aguinaldos al personal contratado	25.473.188	0	0	0	0	25.473.188
401	05	08	00	Bono vacacional al personal contratado	16.236.011	0	0	0	0	16.236.011
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	131.728	0	0	0	0	131.728
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	84.163	0	0	0	0	84.163
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.118.113	0	0	0	0	2.118.113

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.142.127	0	0	0	0	1.142.127
401	06	00	00	Aportes patronales y legales	50.681.131	0	0	0	0	50.681.131
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	8.907.768	0	0	0	0	8.907.768
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.880.787	0	0	0	0	2.880.787
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.717.453	0	0	0	0	1.717.453
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.563.857	0	0	0	0	2.563.857
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	9.687.879	0	0	0	0	9.687.879
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	3.107.200	0	0	0	0	3.107.200
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.831.171	0	0	0	0	1.831.171
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.131.467	0	0	0	0	2.131.467
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	8.356.325	0	0	0	0	8.356.325
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.255.316	0	0	0	0	2.255.316
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.372.188	0	0	0	0	1.372.188
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	63.981	0	0	0	0	63.981
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	1.112	0	0	0	0	1.112
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	13.914	0	0	0	0	13.914
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	11.924	0	0	0	0	11.924
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	769.375	0	0	0	0	769.375
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	277.091	0	0	0	0	277.091
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	179.993	0	0	0	0	179.993
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	154.475	0	0	0	0	154.475
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	19.760	0	0	0	0	19.760
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	2.253.785	0	0	0	0	2.253.785
401	06	95	00	Otros aportes legales por personal contratado	2.124.310	0	0	0	0	2.124.310
401	07	00	00	Asistencia socio-económica	288.961.221	0	0	0	0	288.961.221
401	07	01	00	Capacitación y adiestramiento a empleados	1.191.500	0	0	0	0	1.191.500
401	07	02	00	Becas a empleados	1.173.200	0	0	0	0	1.173.200
401	07	03	00	Ayudas por matrimonio a empleados	103.945	0	0	0	0	103.945

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	115.000	0	0	0	0	115.000
401	07	05	00	Ayudas por defunción a empleados	253.000	0	0	0	0	253.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	150.000	0	0	0	0	150.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	8.350.291	0	0	0	0	8.350.291
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	66.370.134	0	0	0	0	66.370.134
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	770.400	0	0	0	0	770.400
401	07	10	00	Dotación de uniformes a empleados	14.250.000	0	0	0	0	14.250.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	712.498	0	0	0	0	712.498
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	679.300	0	0	0	0	679.300
401	07	17	00	Capacitación y adiestramiento a obreros	104.000	0	0	0	0	104.000
401	07	18	00	Becas a obreros	962.160	0	0	0	0	962.160
401	07	19	00	Ayudas por matrimonio de obreros	56.000	0	0	0	0	56.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	108.000	0	0	0	0	108.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	6.837.331	0	0	0	0	6.837.331
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	66.059.360	0	0	0	0	66.059.360
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	786.000	0	0	0	0	786.000
401	07	26	00	Dotación de uniformes a obreros	17.590.000	0	0	0	0	17.590.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	909.648	0	0	0	0	909.648
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	976.050	0	0	0	0	976.050
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	69.570	0	0	0	0	69.570
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	15.000	0	0	0	0	15.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	5.500	0	0	0	0	5.500
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	6.000	0	0	0	0	6.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	836.671	0	0	0	0	836.671
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	1.960.774	0	0	0	0	1.960.774
401	07	74	00	Capacitación y adiestramiento al personal contratado	100.000	0	0	0	0	100.000
401	07	75	00	Becas al personal contratado	593.040	0	0	0	0	593.040
401	07	76	00	Ayudas por matrimonio al personal contratado	16.000	0	0	0	0	16.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	30.000	0	0	0	0	30.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	9.525.071	0	0	0	0	9.525.071

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	69.000.543	0	0	0	0	69.000.543
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.160.200	0	0	0	0	1.160.200
401	07	83	00	Dotación de uniformes al personal contratado	13.900.000	0	0	0	0	13.900.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.223.438	0	0	0	0	1.223.438
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	401.100	0	0	0	0	401.100
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	260.000	0	0	0	0	260.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	402.497	0	0	0	0	402.497
401	07	97	00	Otras subvenciones a obreros	780.000	0	0	0	0	780.000
401	07	99	00	Otras subvenciones al personal contratado	168.000	0	0	0	0	168.000
401	08	00	00	Prestaciones sociales e indemnizaciones	116.018.310	0	0	0	0	116.018.310
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	43.946.679	0	0	0	0	43.946.679
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	33.128.326	0	0	0	0	33.128.326
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	36.672.353	0	0	0	0	36.672.353
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	137.717	0	0	0	0	137.717
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.133.235	0	0	0	0	2.133.235
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	50.000	0	0	0	0	50.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	50.000	0	0	0	0	50.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**71.370.765**	**0**	**0**	**0**	**0**	**71.370.765**
402	01	00	00	Productos alimenticios y agropecuarios	9.951.000	0	0	0	0	9.951.000
402	01	01	00	Alimentos y bebidas para personas	9.911.000	0	0	0	0	9.911.000
402	01	99	00	Otros productos alimenticios y agropecuarios	40.000	0	0	0	0	40.000
402	02	00	00	Productos de minas, canteras y yacimientos	600.000	0	0	0	0	600.000
402	02	05	00	Piedra, arcilla, arena y tierra	600.000	0	0	0	0	600.000
402	03	00	00	Textiles y vestuarios	3.360.000	0	0	0	0	3.360.000
402	03	01	00	Textiles	400.000	0	0	0	0	400.000
402	03	02	00	Prendas de vestir	2.960.000	0	0	0	0	2.960.000
402	04	00	00	Productos de cuero y caucho	1.874.000	0	0	0	0	1.874.000
402	04	03	00	Cauchos y tripas para vehículos	1.864.000	0	0	0	0	1.864.000
402	04	99	00	Otros productos de cuero y caucho	10.000	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	9.552.973	0	0	0	0	9.552.973

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	1.215.000	0	0	0	0	1.215.000
402	05	02	00	Envases y cajas de papel y cartón	460.000	0	0	0	0	460.000
402	05	03	00	Productos de papel y cartón para oficina	4.380.973	0	0	0	0	4.380.973
402	05	04	00	Libros, revistas y periódicos	348.000	0	0	0	0	348.000
402	05	06	00	Productos de papel y cartón para computación	1.604.000	0	0	0	0	1.604.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.525.000	0	0	0	0	1.525.000
402	05	99	00	Otros productos de pulpa, papel y cartón	20.000	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	19.744.095	0	0	0	0	19.744.095
402	06	03	00	Tintas, pinturas y colorantes	17.524.295	0	0	0	0	17.524.295
402	06	04	00	Productos farmacéuticos y medicamentos	132.000	0	0	0	0	132.000
402	06	05	00	Productos de tocador	225.000	0	0	0	0	225.000
402	06	06	00	Combustibles y lubricantes	607.800	0	0	0	0	607.800
402	06	08	00	Productos plásticos	1.240.000	0	0	0	0	1.240.000
402	06	99	00	Otros productos de la industria química y conexos	15.000	0	0	0	0	15.000
402	07	00	00	Productos minerales no metálicos	89.000	0	0	0	0	89.000
402	07	01	00	Productos de barro, loza y porcelana	54.000	0	0	0	0	54.000
402	07	02	00	Vidrios y productos de vidrio	20.000	0	0	0	0	20.000
402	07	04	00	Cemento, cal y yeso	10.000	0	0	0	0	10.000
402	07	99	00	Otros productos minerales no metálicos	5.000	0	0	0	0	5.000
402	08	00	00	Productos metálicos	6.555.000	0	0	0	0	6.555.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	370.000	0	0	0	0	370.000
402	08	04	00	Productos metálicos estructurales	20.000	0	0	0	0	20.000
402	08	07	00	Material de señalamiento	15.000	0	0	0	0	15.000
402	08	08	00	Material de educación	10.000	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.270.000	0	0	0	0	4.270.000
402	08	10	00	Repuestos y accesorios para otros equipos	1.300.000	0	0	0	0	1.300.000
402	08	99	00	Otros productos metálicos	570.000	0	0	0	0	570.000
402	09	00	00	Productos de madera	14.000	0	0	0	0	14.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	9.000	0	0	0	0	9.000
402	09	99	00	Otros productos de madera	5.000	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	18.559.697	0	0	0	0	18.559.697

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	3.210.000	0	0	0	0	3.210.000
402	10	03	00	Utensilios de cocina y comedor	83.897	0	0	0	0	83.897
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.000	0	0	0	0	2.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.410.400	0	0	0	0	3.410.400
402	10	06	00	Condecoraciones, ofrendas y similares	605.000	0	0	0	0	605.000
402	10	07	00	Productos de seguridad en el trabajo	1.030.000	0	0	0	0	1.030.000
402	10	08	00	Materiales para equipos de computación	5.665.400	0	0	0	0	5.665.400
402	10	11	00	Materiales eléctricos	2.545.000	0	0	0	0	2.545.000
402	10	12	00	Materiales para instalaciones sanitarias	1.850.000	0	0	0	0	1.850.000
402	10	13	00	Materiales fotográficos	15.000	0	0	0	0	15.000
402	10	99	00	Otros productos y útiles diversos	143.000	0	0	0	0	143.000
402	99	00	00	Otros materiales y suministros	1.071.000	0	0	0	0	1.071.000
402	99	01	00	Otros materiales y suministros	1.071.000	0	0	0	0	1.071.000
403	**00**	**00**	**00**	**Servicios no personales**	**207.806.109**	**0**	**0**	**0**	**0**	**207.806.109**
403	01	00	00	Alquileres de inmuebles	9.562.000	0	0	0	0	9.562.000
403	01	01	00	Alquileres de edificios y locales	8.862.000	0	0	0	0	8.862.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	700.000	0	0	0	0	700.000
403	02	00	00	Alquileres de maquinaria y equipos	3.925.000	0	0	0	0	3.925.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	625.000	0	0	0	0	625.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	2.800.000	0	0	0	0	2.800.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	500.000
403	04	00	00	Servicios básicos	20.673.741	0	0	0	0	20.673.741
403	04	01	00	Electricidad	874.000	0	0	0	0	874.000
403	04	03	00	Agua	300.000	0	0	0	0	300.000
403	04	04	00	Teléfonos	8.430.000	0	0	0	0	8.430.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	5.430.000	0	0	0	0	5.430.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	3.000.000	0	0	0	0	3.000.000
403	04	05	00	Servicio de comunicaciones	2.906.741	0	0	0	0	2.906.741
403	04	06	00	Servicio de aseo urbano y domiciliario	103.000	0	0	0	0	103.000
403	04	07	00	Servicio de condominio	8.060.000	0	0	0	0	8.060.000
403	06	00	00	Servicios de transporte y almacenaje	2.580.000	0	0	0	0	2.580.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	01	00	Fletes y embalajes	260.000	0	0	0	0	260.000
403	06	03	00	Estacionamiento	2.160.000	0	0	0	0	2.160.000
403	06	04	00	Peaje	5.000	0	0	0	0	5.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	155.000	0	0	0	0	155.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	12.178.032	0	0	0	0	12.178.032
403	07	01	00	Publicidad y propaganda	3.768.892	0	0	0	0	3.768.892
403	07	02	00	Imprenta y reproducción	3.485.700	0	0	0	0	3.485.700
403	07	03	00	Relaciones sociales	2.693.440	0	0	0	0	2.693.440
403	07	04	00	Avisos	2.230.000	0	0	0	0	2.230.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	10.015.000	0	0	0	0	10.015.000
403	08	01	00	Primas y gastos de seguros	9.960.000	0	0	0	0	9.960.000
403	08	02	00	Comisiones y gastos bancarios	55.000	0	0	0	0	55.000
403	09	00	00	Viáticos y pasajes	25.442.407	0	0	0	0	25.442.407
403	09	01	00	Viáticos y pasajes dentro del país	17.437.407	0	0	0	0	17.437.407
403	09	02	00	Viáticos y pasajes fuera del país	7.950.000	0	0	0	0	7.950.000
403	09	03	00	Asignación por kilómetros recorridos	55.000	0	0	0	0	55.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	11.000.000	0	0	0	0	11.000.000
403	10	02	00	Servicios de contabilidad y auditoría	150.000	0	0	0	0	150.000
403	10	03	00	Servicios de procesamiento de datos	850.000	0	0	0	0	850.000
403	10	07	00	Servicios de capacitación y adiestramiento	7.180.000	0	0	0	0	7.180.000
403	10	99	00	Otros servicios profesionales y técnicos	2.820.000	0	0	0	0	2.820.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	15.150.513	0	0	0	0	15.150.513
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	11.280.000	0	0	0	0	11.280.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	770.000	0	0	0	0	770.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.662.513	0	0	0	0	2.662.513
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	438.000	0	0	0	0	438.000
403	12	00	00	Conservación y reparaciones menores de obras	8.580.000	0	0	0	0	8.580.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	8.580.000	0	0	0	0	8.580.000
403	13	00	00	Servicios de construcciones temporales	450.000	0	0	0	0	450.000
403	13	01	00	Servicios de construcciones temporales	450.000	0	0	0	0	450.000
403	15	00	00	Servicios fiscales	621.000	0	0	0	0	621.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	15	02	00	Tasas y otros derechos obligatorios	501.000	0	0	0	0	501.000
403	15	99	00	Otros servicios fiscales	120.000	0	0	0	0	120.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	43.950.000	0	0	0	0	43.950.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	43.950.000	0	0	0	0	43.950.000
403	18	00	00	Impuestos indirectos	41.954.538	0	0	0	0	41.954.538
403	18	01	00	Impuesto al valor agregado	41.951.538	0	0	0	0	41.951.538
403	18	99	00	Otros impuestos indirectos	3.000	0	0	0	0	3.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	870.027	0	0	0	0	870.027
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	870.027	0	0	0	0	870.027
403	99	00	00	Otros servicios no personales	853.851	0	0	0	0	853.851
403	99	01	00	Otros servicios no personales	853.851	0	0	0	0	853.851
404	**00**	**00**	**00**	**Activos reales**	**62.619.148**	**0**	**0**	**0**	**0**	**62.619.148**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	5.835.000	0	0	0	0	5.835.000
404	01	01	00	Repuestos mayores	1.905.000	0	0	0	0	1.905.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	15.000	0	0	0	0	15.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.820.000	0	0	0	0	1.820.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	70.000	0	0	0	0	70.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	3.930.000	0	0	0	0	3.930.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	3.900.000	0	0	0	0	3.900.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	30.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	150.000	0	0	0	0	150.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	150.000	0	0	0	0	150.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	587.534	0	0	0	0	587.534
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	80.000	0	0	0	0	80.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	507.534	0	0	0	0	507.534
404	04	00	00	Equipos de transporte, tracción y elevación	12.378.383	0	0	0	0	12.378.383
404	04	01	00	Vehículos automotores terrestres	12.353.383	0	0	0	0	12.353.383
404	04	06	00	Equipos auxiliares de transporte	25.000	0	0	0	0	25.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	375.000	0	0	0	0	375.000
404	05	01	00	Equipos de telecomunicaciones	375.000	0	0	0	0	375.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	197.000	0	0	0	0	197.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	112.000	0	0	0	0	112.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	85.000	0	0	0	0	85.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	41.096.231	0	0	0	0	41.096.231
404	09	01	00	Mobiliario y equipos de oficina	9.492.191	0	0	0	0	9.492.191
404	09	02	00	Equipos de computación	25.179.981	0	0	0	0	25.179.981
404	09	03	00	Mobiliario y equipos de alojamiento	6.424.059	0	0	0	0	6.424.059
404	99	00	00	Otros activos reales	2.000.000	0	0	0	0	2.000.000
404	99	01	00	Otros activos reales	2.000.000	0	0	0	0	2.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**368.822.393**	**0**	**0**	**0**	**0**	**368.822.393**
407	01	00	00	Transferencias y donaciones corrientes internas	368.822.393	0	0	0	0	368.822.393
407	01	01	00	Transferencias corrientes internas al sector privado	368.822.393	0	0	0	0	368.822.393
407	01	01	01	Pensiones del personal empleado, obrero y militar	42.896.120	0	0	0	0	42.896.120
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	88.888.564	0	0	0	0	88.888.564
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	14.052.225	0	0	0	0	14.052.225
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	3.200.007	0	0	0	0	3.200.007
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	27.170.000	0	0	0	0	27.170.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	33.841.555	0	0	0	0	33.841.555
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	27.826.387	0	0	0	0	27.826.387
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	7.185.535	0	0	0	0	7.185.535
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	53.105.000	0	0	0	0	53.105.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	64.757.000	0	0	0	0	64.757.000
407	01	01	73	Subsidios a instituciones benéficas privadas	5.000.000	0	0	0	0	5.000.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	900.000	0	0	0	0	900.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**8.975.000**	**0**	**0**	**0**	**0**	**8.975.000**
411	11	00	00	Obligaciones de ejercicios anteriores	8.975.000	0	0	0	0	8.975.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	8.975.000	0	0	0	0	8.975.000
				Totales	**1.710.842.202**	**0**	**0**	**0**	**0**	**1.710.842.202**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129572 530062000 DIRECCIONAMIENTO ESTRATÉGICO DE LA INVERSIÓN EXTRANJERA DIRECTA HACIA EL MODELO DE PRODUCCIÓN SOCIALISTA (PARTE III)

OBJETIVO DEL PROYECTO: DIRECCIONAR ESTRATÉGICAMENTE LA INVERSIÓN EXTRANJERA DIRECTA HACIA EL MODELO DE PRODUCCIÓN SOCIALISTA.

UNIDAD DE MEDIDA: EMPRESA **META:** 12

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**47.294.767**	**0**	**0**	**0**	**0**	**47.294.767**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.749.465	0	0	0	0	8.749.465
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.312.000	0	0	0	0	3.312.000
401	01	18	00	Remuneraciones al personal contratado	3.744.000	0	0	0	0	3.744.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	3.744.000	0	0	0	0	3.744.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	13.969	0	0	0	0	13.969
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	636.000	0	0	0	0	636.000
401	01	99	00	Otras retribuciones	1.043.496	0	0	0	0	1.043.496
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	600.000	0	0	0	0	600.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	600.000	0	0	0	0	600.000
401	03	00	00	Primas	7.894.800	0	0	0	0	7.894.800
401	03	02	00	Primas de transporte a empleados	996.000	0	0	0	0	996.000
401	03	04	00	Primas por hijos a empleados	332.400	0	0	0	0	332.400
401	03	08	00	Primas de profesionalización a empleados	1.356.000	0	0	0	0	1.356.000
401	03	09	00	Primas por antigüedad a empleados	1.080.000	0	0	0	0	1.080.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	912.000	0	0	0	0	912.000
401	03	37	00	Primas de transporte al personal contratado	806.400	0	0	0	0	806.400
401	03	39	00	Primas por hijos al personal contratado	408.000	0	0	0	0	408.000
401	03	40	00	Primas de profesionalización al personal contratado	768.000	0	0	0	0	768.000
401	03	41	00	Primas por antigüedad al personal contratado	504.000	0	0	0	0	504.000
401	03	47	00	Primas al personal de alto nivel y de dirección	732.000	0	0	0	0	732.000
401	04	00	00	Complementos de sueldos y salarios	4.438.323	0	0	0	0	4.438.323
401	04	05	00	Complemento a empleados por gastos de representación	1.200	0	0	0	0	1.200
401	04	06	00	Complemento a empleados por comisión de servicios	156.000	0	0	0	0	156.000
401	04	08	00	Bono compensatorio de alimentación a empleados	1.809.843	0	0	0	0	1.809.843
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.029.218	0	0	0	0	2.029.218
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	329.062	0	0	0	0	329.062
401	04	96	00	Otros complementos a empleados	38.000	0	0	0	0	38.000
401	04	98	00	Otros complementos al personal contratado	75.000	0	0	0	0	75.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	7.900.000	0	0	0	0	7.900.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129572 530062000 DIRECCIONAMIENTO ESTRATÉGICO DE LA INVERSIÓN EXTRANJERA DIRECTA HACIA EL MODELO DE PRODUCCIÓN SOCIALISTA (PARTE III)

OBJETIVO DEL PROYECTO: DIRECCIONAR ESTRATÉGICAMENTE LA INVERSIÓN EXTRANJERA DIRECTA HACIA EL MODELO DE PRODUCCIÓN SOCIALISTA.

UNIDAD DE MEDIDA: EMPRESA **META:** 12

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	01	00	Aguinaldos a empleados	2.400.000	0	0	0	0	2.400.000
401	05	03	00	Bono vacacional a empleados	1.600.000	0	0	0	0	1.600.000
401	05	07	00	Aguinaldos al personal contratado	1.800.000	0	0	0	0	1.800.000
401	05	08	00	Bono vacacional al personal contratado	1.200.000	0	0	0	0	1.200.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	540.000	0	0	0	0	540.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	360.000	0	0	0	0	360.000
401	06	00	00	Aportes patronales y legales	2.844.000	0	0	0	0	2.844.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	720.000	0	0	0	0	720.000
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	240.000	0	0	0	0	240.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	156.000	0	0	0	0	156.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	180.000	0	0	0	0	180.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	678.000	0	0	0	0	678.000
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	156.000	0	0	0	0	156.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	216.000	0	0	0	0	216.000
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	66.000	0	0	0	0	66.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	48.000	0	0	0	0	48.000
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	42.000	0	0	0	0	42.000
401	06	95	00	Otros aportes legales por personal contratado	342.000	0	0	0	0	342.000
401	07	00	00	Asistencia socio-económica	8.916.179	0	0	0	0	8.916.179
401	07	01	00	Capacitación y adiestramiento a empleados	70.000	0	0	0	0	70.000
401	07	02	00	Becas a empleados	276.000	0	0	0	0	276.000
401	07	03	00	Ayudas por matrimonio a empleados	3.000	0	0	0	0	3.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	3.000	0	0	0	0	3.000
401	07	05	00	Ayudas por defunción a empleados	3.000	0	0	0	0	3.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	744.000	0	0	0	0	744.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	3.128.169	0	0	0	0	3.128.169
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	130.000	0	0	0	0	130.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	100.000	0	0	0	0	100.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129572 530062000 DIRECCIONAMIENTO ESTRATÉGICO DE LA INVERSIÓN EXTRANJERA DIRECTA HACIA EL MODELO DE PRODUCCIÓN SOCIALISTA (PARTE III)

OBJETIVO DEL PROYECTO: DIRECCIONAR ESTRATÉGICAMENTE LA INVERSIÓN EXTRANJERA DIRECTA HACIA EL MODELO DE PRODUCCIÓN SOCIALISTA.

UNIDAD DE MEDIDA: EMPRESA **META:** 12

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	92.800	0	0	0	0	92.800
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	216.000	0	0	0	0	216.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	630.774	0	0	0	0	630.774
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	480.000	0	0	0	0	480.000
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	3.039.436	0	0	0	0	3.039.436
401	08	00	00	Prestaciones sociales e indemnizaciones	5.952.000	0	0	0	0	5.952.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.700.000	0	0	0	0	2.700.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.352.000	0	0	0	0	2.352.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	900.000	0	0	0	0	900.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.120.273**	**0**	**0**	**0**	**0**	**6.120.273**
402	01	00	00	Productos alimenticios y agropecuarios	260.000	0	0	0	0	260.000
402	01	01	00	Alimentos y bebidas para personas	260.000	0	0	0	0	260.000
402	03	00	00	Textiles y vestuarios	200.000	0	0	0	0	200.000
402	03	02	00	Prendas de vestir	200.000	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	1.863.273	0	0	0	0	1.863.273
402	05	01	00	Pulpa de madera, papel y cartón	470.000	0	0	0	0	470.000
402	05	03	00	Productos de papel y cartón para oficina	540.273	0	0	0	0	540.273
402	05	04	00	Libros, revistas y periódicos	18.000	0	0	0	0	18.000
402	05	06	00	Productos de papel y cartón para computación	145.000	0	0	0	0	145.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	690.000	0	0	0	0	690.000
402	06	00	00	Productos químicos y derivados	1.315.000	0	0	0	0	1.315.000
402	06	03	00	Tintas, pinturas y colorantes	1.165.000	0	0	0	0	1.165.000
402	06	08	00	Productos plásticos	150.000	0	0	0	0	150.000
402	08	00	00	Productos metálicos	250.000	0	0	0	0	250.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	50.000	0	0	0	0	50.000
402	08	10	00	Repuestos y accesorios para otros equipos	200.000	0	0	0	0	200.000
402	10	00	00	Productos varios y útiles diversos	2.232.000	0	0	0	0	2.232.000
402	10	02	00	Materiales y útiles de limpieza y aseo	280.000	0	0	0	0	280.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	142.000	0	0	0	0	142.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129572 530062000 DIRECCIONAMIENTO ESTRATÉGICO DE LA INVERSIÓN EXTRANJERA DIRECTA HACIA EL MODELO DE PRODUCCIÓN SOCIALISTA (PARTE III)

OBJETIVO DEL PROYECTO: DIRECCIONAR ESTRATÉGICAMENTE LA INVERSIÓN EXTRANJERA DIRECTA HACIA EL MODELO DE PRODUCCIÓN SOCIALISTA.

UNIDAD DE MEDIDA: EMPRESA

META: 12

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX)

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	08	00	Materiales para equipos de computación	1.580.000	0	0	0	0	1.580.000
402	10	11	00	Materiales eléctricos	135.000	0	0	0	0	135.000
402	10	99	00	Otros productos y útiles diversos	95.000	0	0	0	0	95.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.775.000**	**0**	**0**	**0**	**0**	**3.775.000**
403	01	00	00	Alquileres de inmuebles	362.000	0	0	0	0	362.000
403	01	01	00	Alquileres de edificios y locales	362.000	0	0	0	0	362.000
403	04	00	00	Servicios básicos	522.000	0	0	0	0	522.000
403	04	01	00	Electricidad	24.000	0	0	0	0	24.000
403	04	04	00	Teléfonos	160.000	0	0	0	0	160.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	160.000	0	0	0	0	160.000
403	04	05	00	Servicio de comunicaciones	320.000	0	0	0	0	320.000
403	04	06	00	Servicio de aseo urbano y domiciliario	18.000	0	0	0	0	18.000
403	06	00	00	Servicios de transporte y almacenaje	155.000	0	0	0	0	155.000
403	06	03	00	Estacionamiento	15.000	0	0	0	0	15.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	140.000	0	0	0	0	140.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	15.000	0	0	0	0	15.000
403	08	01	00	Primas y gastos de seguros	10.000	0	0	0	0	10.000
403	08	02	00	Comisiones y gastos bancarios	5.000	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	200.000	0	0	0	0	200.000
403	09	01	00	Viáticos y pasajes dentro del país	125.000	0	0	0	0	125.000
403	09	02	00	Viáticos y pasajes fuera del país	75.000	0	0	0	0	75.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	150.000	0	0	0	0	150.000
403	10	07	00	Servicios de capacitación y adiestramiento	150.000	0	0	0	0	150.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	418.000	0	0	0	0	418.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	120.000	0	0	0	0	120.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	130.000	0	0	0	0	130.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	168.000	0	0	0	0	168.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	600.000	0	0	0	0	600.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	600.000	0	0	0	0	600.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129572 530062000 DIRECCIONAMIENTO ESTRATÉGICO DE LA INVERSIÓN EXTRANJERA DIRECTA HACIA EL MODELO DE PRODUCCIÓN SOCIALISTA (PARTE III)

OBJETIVO DEL PROYECTO: DIRECCIONAR ESTRATÉGICAMENTE LA INVERSIÓN EXTRANJERA DIRECTA HACIA EL MODELO DE PRODUCCIÓN SOCIALISTA.

UNIDAD DE MEDIDA: EMPRESA **META:** 12

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	1.163.000	0	0	0	0	1.163.000
403	18	01	00	Impuesto al valor agregado	1.163.000	0	0	0	0	1.163.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	130.000	0	0	0	0	130.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	130.000	0	0	0	0	130.000
403	99	00	00	Otros servicios no personales	60.000	0	0	0	0	60.000
403	99	01	00	Otros servicios no personales	60.000	0	0	0	0	60.000
404	**00**	**00**	**00**	**Activos reales**	**800.000**	**0**	**0**	**0**	**0**	**800.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	800.000	0	0	0	0	800.000
404	09	01	00	Mobiliario y equipos de oficina	400.000	0	0	0	0	400.000
404	09	02	00	Equipos de computación	400.000	0	0	0	0	400.000
				Totales	**57.990.040**	**0**	**0**	**0**	**0**	**57.990.040**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

53 - 16

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129572 530062000 DIRECCIONAMIENTO ESTRATÉGICO DE LA INVERSIÓN EXTRANJERA DIRECTA HACIA EL MODELO DE PRODUCCIÓN SOCIALISTA (PARTE III)

OBJETIVO DEL PROYECTO: DIRECCIONAR ESTRATÉGICAMENTE LA INVERSIÓN EXTRANJERA DIRECTA HACIA EL MODELO DE PRODUCCIÓN SOCIALISTA.

UNIDAD DE MEDIDA: EMPRESA

META: 12

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX)

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129572 530062000 DIRECCIONAMIENTO ESTRATÉGICO DE LA INVERSIÓN EXTRANJERA DIRECTA HACIA EL MODELO DE PRODUCCIÓN SOCIALISTA (PARTE III)

OBJETIVO DEL PROYECTO: DIRECCIONAR ESTRATÉGICAMENTE LA INVERSIÓN EXTRANJERA DIRECTA HACIA EL MODELO DE PRODUCCIÓN SOCIALISTA.

UNIDAD DE MEDIDA: EMPRESA **META:** 12

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530062001 ATENCIÓN AL INVERSIONISTA Y RECEPCIÓN DE SOLICITUDES

UNIDAD DE MEDIDA: SOLICITUD **META:** 1.350

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**208.000**	**0**	**0**	**0**	**0**	**208.000**
402	01	00	00	Productos alimenticios y agropecuarios	30.000	0	0	0	0	30.000
402	01	01	00	Alimentos y bebidas para personas	30.000	0	0	0	0	30.000
402	05	00	00	Productos de papel, cartón e impresos	85.000	0	0	0	0	85.000
402	05	01	00	Pulpa de madera, papel y cartón	30.000	0	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	30.000	0	0	0	0	30.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	25.000	0	0	0	0	25.000
402	06	00	00	Productos químicos y derivados	30.000	0	0	0	0	30.000
402	06	03	00	Tintas, pinturas y colorantes	30.000	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	63.000	0	0	0	0	63.000
402	10	02	00	Materiales y útiles de limpieza y aseo	15.000	0	0	0	0	15.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.000	0	0	0	0	3.000
402	10	08	00	Materiales para equipos de computación	35.000	0	0	0	0	35.000
402	10	11	00	Materiales eléctricos	5.000	0	0	0	0	5.000
402	10	99	00	Otros productos y útiles diversos	5.000	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**88.000**	**0**	**0**	**0**	**0**	**88.000**
403	09	00	00	Viáticos y pasajes	55.000	0	0	0	0	55.000
403	09	01	00	Viáticos y pasajes dentro del país	55.000	0	0	0	0	55.000
403	18	00	00	Impuestos indirectos	33.000	0	0	0	0	33.000
403	18	01	00	Impuesto al valor agregado	33.000	0	0	0	0	33.000
				Totales	**296.000**	**0**	**0**	**0**	**0**	**296.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129572 530062000 DIRECCIONAMIENTO ESTRATÉGICO DE LA INVERSIÓN EXTRANJERA DIRECTA HACIA EL MODELO DE PRODUCCIÓN SOCIALISTA (PARTE III)

OBJETIVO DEL PROYECTO: DIRECCIONAR ESTRATÉGICAMENTE LA INVERSIÓN EXTRANJERA DIRECTA HACIA EL MODELO DE PRODUCCIÓN SOCIALISTA.

UNIDAD DE MEDIDA: EMPRESA **META:** 12

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530062002 REORIENTACIÓN DE LA INVERSIÓN NACIONAL Y EXTRANJERA

UNIDAD DE MEDIDA: ACTO **META:** 2.450

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**47.294.767**	0	0	0	0	**47.294.767**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.749.465	0	0	0	0	8.749.465
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.312.000	0	0	0	0	3.312.000
401	01	18	00	Remuneraciones al personal contratado	3.744.000	0	0	0	0	3.744.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	3.744.000	0	0	0	0	3.744.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	13.969	0	0	0	0	13.969
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	636.000	0	0	0	0	636.000
401	01	99	00	Otras retribuciones	1.043.496	0	0	0	0	1.043.496
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	600.000	0	0	0	0	600.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	600.000	0	0	0	0	600.000
401	03	00	00	Primas	7.894.800	0	0	0	0	7.894.800
401	03	02	00	Primas de transporte a empleados	996.000	0	0	0	0	996.000
401	03	04	00	Primas por hijos a empleados	332.400	0	0	0	0	332.400
401	03	08	00	Primas de profesionalización a empleados	1.356.000	0	0	0	0	1.356.000
401	03	09	00	Primas por antigüedad a empleados	1.080.000	0	0	0	0	1.080.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	912.000	0	0	0	0	912.000
401	03	37	00	Primas de transporte al personal contratado	806.400	0	0	0	0	806.400
401	03	39	00	Primas por hijos al personal contratado	408.000	0	0	0	0	408.000
401	03	40	00	Primas de profesionalización al personal contratado	768.000	0	0	0	0	768.000
401	03	41	00	Primas por antigüedad al personal contratado	504.000	0	0	0	0	504.000
401	03	47	00	Primas al personal de alto nivel y de dirección	732.000	0	0	0	0	732.000
401	04	00	00	Complementos de sueldos y salarios	4.438.323	0	0	0	0	4.438.323
401	04	05	00	Complemento a empleados por gastos de representación	1.200	0	0	0	0	1.200
401	04	06	00	Complemento a empleados por comisión de servicios	156.000	0	0	0	0	156.000
401	04	08	00	Bono compensatorio de alimentación a empleados	1.809.843	0	0	0	0	1.809.843

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129572 530062000 DIRECCIONAMIENTO ESTRATÉGICO DE LA INVERSIÓN EXTRANJERA DIRECTA HACIA EL MODELO DE PRODUCCIÓN SOCIALISTA (PARTE III)

OBJETIVO DEL PROYECTO: DIRECCIONAR ESTRATÉGICAMENTE LA INVERSIÓN EXTRANJERA DIRECTA HACIA EL MODELO DE PRODUCCIÓN SOCIALISTA.

UNIDAD DE MEDIDA: EMPRESA **META:** 12

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530062002 REORIENTACIÓN DE LA INVERSIÓN NACIONAL Y EXTRANJERA

UNIDAD DE MEDIDA: ACTO **META:** 2.450

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.029.218	0	0	0	0	2.029.218
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	329.062	0	0	0	0	329.062
401	04	96	00	Otros complementos a empleados	38.000	0	0	0	0	38.000
401	04	98	00	Otros complementos al personal contratado	75.000	0	0	0	0	75.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	7.900.000	0	0	0	0	7.900.000
401	05	01	00	Aguinaldos a empleados	2.400.000	0	0	0	0	2.400.000
401	05	03	00	Bono vacacional a empleados	1.600.000	0	0	0	0	1.600.000
401	05	07	00	Aguinaldos al personal contratado	1.800.000	0	0	0	0	1.800.000
401	05	08	00	Bono vacacional al personal contratado	1.200.000	0	0	0	0	1.200.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	540.000	0	0	0	0	540.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	360.000	0	0	0	0	360.000
401	06	00	00	Aportes patronales y legales	2.844.000	0	0	0	0	2.844.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	720.000	0	0	0	0	720.000
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	240.000	0	0	0	0	240.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	156.000	0	0	0	0	156.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	180.000	0	0	0	0	180.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	678.000	0	0	0	0	678.000
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	156.000	0	0	0	0	156.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	216.000	0	0	0	0	216.000
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	66.000	0	0	0	0	66.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	48.000	0	0	0	0	48.000
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	42.000	0	0	0	0	42.000
401	06	95	00	Otros aportes legales por personal contratado	342.000	0	0	0	0	342.000
401	07	00	00	Asistencia socio-económica	8.916.179	0	0	0	0	8.916.179

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129572 530062000 DIRECCIONAMIENTO ESTRATÉGICO DE LA INVERSIÓN EXTRANJERA DIRECTA HACIA EL MODELO DE PRODUCCIÓN SOCIALISTA (PARTE III)

OBJETIVO DEL PROYECTO: DIRECCIONAR ESTRATÉGICAMENTE LA INVERSIÓN EXTRANJERA DIRECTA HACIA EL MODELO DE PRODUCCIÓN SOCIALISTA.

UNIDAD DE MEDIDA: EMPRESA **META:** 12

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530062002 REORIENTACIÓN DE LA INVERSIÓN NACIONAL Y EXTRANJERA

UNIDAD DE MEDIDA: ACTO **META:** 2.450

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	01	00	Capacitación y adiestramiento a empleados	70.000	0	0	0	0	70.000
401	07	02	00	Becas a empleados	276.000	0	0	0	0	276.000
401	07	03	00	Ayudas por matrimonio a empleados	3.000	0	0	0	0	3.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	3.000	0	0	0	0	3.000
401	07	05	00	Ayudas por defunción a empleados	3.000	0	0	0	0	3.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	744.000	0	0	0	0	744.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	3.128.169	0	0	0	0	3.128.169
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	130.000	0	0	0	0	130.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	100.000	0	0	0	0	100.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	92.800	0	0	0	0	92.800
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	216.000	0	0	0	0	216.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	630.774	0	0	0	0	630.774
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	480.000	0	0	0	0	480.000
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	3.039.436	0	0	0	0	3.039.436
401	08	00	00	Prestaciones sociales e indemnizaciones	5.952.000	0	0	0	0	5.952.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.700.000	0	0	0	0	2.700.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.352.000	0	0	0	0	2.352.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	900.000	0	0	0	0	900.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.683.273**	**0**	**0**	**0**	**0**	**5.683.273**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	200.000
402	03	00	00	Textiles y vestuarios	200.000	0	0	0	0	200.000
402	03	02	00	Prendas de vestir	200.000	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	1.693.273	0	0	0	0	1.693.273

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129572 530062000 DIRECCIONAMIENTO ESTRATÉGICO DE LA INVERSIÓN EXTRANJERA DIRECTA HACIA EL MODELO DE PRODUCCIÓN SOCIALISTA (PARTE III)

OBJETIVO DEL PROYECTO: DIRECCIONAR ESTRATÉGICAMENTE LA INVERSIÓN EXTRANJERA DIRECTA HACIA EL MODELO DE PRODUCCIÓN SOCIALISTA.

UNIDAD DE MEDIDA: EMPRESA **META:** 12

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530062002 REORIENTACIÓN DE LA INVERSIÓN NACIONAL Y EXTRANJERA

UNIDAD DE MEDIDA: ACTO **META:** 2.450

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	400.000	0	0	0	0	400.000
402	05	03	00	Productos de papel y cartón para oficina	480.273	0	0	0	0	480.273
402	05	04	00	Libros, revistas y periódicos	18.000	0	0	0	0	18.000
402	05	06	00	Productos de papel y cartón para computación	145.000	0	0	0	0	145.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	650.000	0	0	0	0	650.000
402	06	00	00	Productos químicos y derivados	1.250.000	0	0	0	0	1.250.000
402	06	03	00	Tintas, pinturas y colorantes	1.100.000	0	0	0	0	1.100.000
402	06	08	00	Productos plásticos	150.000	0	0	0	0	150.000
402	08	00	00	Productos metálicos	250.000	0	0	0	0	250.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	50.000	0	0	0	0	50.000
402	08	10	00	Repuestos y accesorios para otros equipos	200.000	0	0	0	0	200.000
402	10	00	00	Productos varios y útiles diversos	2.090.000	0	0	0	0	2.090.000
402	10	02	00	Materiales y útiles de limpieza y aseo	250.000	0	0	0	0	250.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	135.000	0	0	0	0	135.000
402	10	08	00	Materiales para equipos de computación	1.500.000	0	0	0	0	1.500.000
402	10	11	00	Materiales eléctricos	120.000	0	0	0	0	120.000
402	10	99	00	Otros productos y útiles diversos	85.000	0	0	0	0	85.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.617.000**	**0**	**0**	**0**	**0**	**3.617.000**
403	01	00	00	Alquileres de inmuebles	362.000	0	0	0	0	362.000
403	01	01	00	Alquileres de edificios y locales	362.000	0	0	0	0	362.000
403	04	00	00	Servicios básicos	522.000	0	0	0	0	522.000
403	04	01	00	Electricidad	24.000	0	0	0	0	24.000
403	04	04	00	Teléfonos	160.000	0	0	0	0	160.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	160.000	0	0	0	0	160.000
403	04	05	00	Servicio de comunicaciones	320.000	0	0	0	0	320.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129572 530062000 DIRECCIONAMIENTO ESTRATÉGICO DE LA INVERSIÓN EXTRANJERA DIRECTA HACIA EL MODELO DE PRODUCCIÓN SOCIALISTA (PARTE III)

OBJETIVO DEL PROYECTO: DIRECCIONAR ESTRATÉGICAMENTE LA INVERSIÓN EXTRANJERA DIRECTA HACIA EL MODELO DE PRODUCCIÓN SOCIALISTA.

UNIDAD DE MEDIDA: EMPRESA **META:** 12

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530062002 REORIENTACIÓN DE LA INVERSIÓN NACIONAL Y EXTRANJERA

UNIDAD DE MEDIDA: ACTO **META:** 2.450

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	06	00	Servicio de aseo urbano y domiciliario	18.000	0	0	0	0	18.000
403	06	00	00	Servicios de transporte y almacenaje	155.000	0	0	0	0	155.000
403	06	03	00	Estacionamiento	15.000	0	0	0	0	15.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	140.000	0	0	0	0	140.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	15.000	0	0	0	0	15.000
403	08	01	00	Primas y gastos de seguros	10.000	0	0	0	0	10.000
403	08	02	00	Comisiones y gastos bancarios	5.000	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	105.000	0	0	0	0	105.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	30.000
403	09	02	00	Viáticos y pasajes fuera del país	75.000	0	0	0	0	75.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	150.000	0	0	0	0	150.000
403	10	07	00	Servicios de capacitación y adiestramiento	150.000	0	0	0	0	150.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	418.000	0	0	0	0	418.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	120.000	0	0	0	0	120.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	130.000	0	0	0	0	130.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	168.000	0	0	0	0	168.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	600.000	0	0	0	0	600.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	600.000	0	0	0	0	600.000
403	18	00	00	Impuestos indirectos	1.100.000	0	0	0	0	1.100.000
403	18	01	00	Impuesto al valor agregado	1.100.000	0	0	0	0	1.100.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	130.000	0	0	0	0	130.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	130.000	0	0	0	0	130.000
403	99	00	00	Otros servicios no personales	60.000	0	0	0	0	60.000
403	99	01	00	Otros servicios no personales	60.000	0	0	0	0	60.000
404	**00**	**00**	**00**	**Activos reales**	**800.000**	**0**	**0**	**0**	**0**	**800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129572 530062000 DIRECCIONAMIENTO ESTRATÉGICO DE LA INVERSIÓN EXTRANJERA DIRECTA HACIA EL MODELO DE PRODUCCIÓN SOCIALISTA (PARTE III)

OBJETIVO DEL PROYECTO: DIRECCIONAR ESTRATÉGICAMENTE LA INVERSIÓN EXTRANJERA DIRECTA HACIA EL MODELO DE PRODUCCIÓN SOCIALISTA.

UNIDAD DE MEDIDA: EMPRESA **META:** 12

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530062002 REORIENTACIÓN DE LA INVERSIÓN NACIONAL Y EXTRANJERA

UNIDAD DE MEDIDA: ACTO **META:** 2.450

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	800.000	0	0	0	0	800.000
404	09	01	00	Mobiliario y equipos de oficina	400.000	0	0	0	0	400.000
404	09	02	00	Equipos de computación	400.000	0	0	0	0	400.000
				Totales	**57.395.040**	**0**	**0**	**0**	**0**	**57.395.040**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129572 530062000 DIRECCIONAMIENTO ESTRATÉGICO DE LA INVERSIÓN EXTRANJERA DIRECTA HACIA EL MODELO DE PRODUCCIÓN SOCIALISTA (PARTE III)

OBJETIVO DEL PROYECTO: DIRECCIONAR ESTRATÉGICAMENTE LA INVERSIÓN EXTRANJERA DIRECTA HACIA EL MODELO DE PRODUCCIÓN SOCIALISTA.

UNIDAD DE MEDIDA: EMPRESA **META:** 12

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530062003 SUPERVISIÓN DE LOS CONTRATOS DE TRANSFERENCIA TECNOLÓGICA.

UNIDAD DE MEDIDA: FISCALIZACIÓN **META:** 30

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**229.000**	**0**	**0**	**0**	**0**	**229.000**
402	01	00	00	Productos alimenticios y agropecuarios	30.000	0	0	0	0	30.000
402	01	01	00	Alimentos y bebidas para personas	30.000	0	0	0	0	30.000
402	05	00	00	Productos de papel, cartón e impresos	85.000	0	0	0	0	85.000
402	05	01	00	Pulpa de madera, papel y cartón	40.000	0	0	0	0	40.000
402	05	03	00	Productos de papel y cartón para oficina	30.000	0	0	0	0	30.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	15.000	0	0	0	0	15.000
402	06	00	00	Productos químicos y derivados	35.000	0	0	0	0	35.000
402	06	03	00	Tintas, pinturas y colorantes	35.000	0	0	0	0	35.000
402	10	00	00	Productos varios y útiles diversos	79.000	0	0	0	0	79.000
402	10	02	00	Materiales y útiles de limpieza y aseo	15.000	0	0	0	0	15.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.000	0	0	0	0	4.000
402	10	08	00	Materiales para equipos de computación	45.000	0	0	0	0	45.000
402	10	11	00	Materiales eléctricos	10.000	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	5.000	0	0	0	0	5.000
403	00	00	00	**Servicios no personales**	**70.000**	**0**	**0**	**0**	**0**	**70.000**
403	09	00	00	Viáticos y pasajes	40.000	0	0	0	0	40.000
403	09	01	00	Viáticos y pasajes dentro del país	40.000	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	30.000	0	0	0	0	30.000
403	18	01	00	Impuesto al valor agregado	30.000	0	0	0	0	30.000
				Totales	**299.000**	**0**	**0**	**0**	**0**	**299.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129578 530063000 FORTALECIMIENTO DE LA DEFENSA COMERCIAL PARA PROTECCIÓN DE LA PRODUCCIÓN Y EXPORTACIONES

OBJETIVO DEL PROYECTO: FORTALECER LA DEFENSA COMERCIAL PARA PROTEGER Y PROMOVER A LA PRODUCCIÓN NACIONAL Y CONTRIBUIR AL DESARROLLO DE LAS CAPACIDADES PRODUCTIVAS DEL PAÍS REQUERIDAS PARA EL AUMENTO DEL BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 20

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**32.532.510**	**0**	**0**	**0**	**0**	**32.532.510**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.435.993	0	0	0	0	5.435.993
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.495.644	0	0	0	0	1.495.644
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	497.321	0	0	0	0	497.321
401	01	18	00	Remuneraciones al personal contratado	1.619.587	0	0	0	0	1.619.587
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.459.587	0	0	0	0	1.459.587
401	01	18	02	Remuneraciones por honorarios profesionales	160.000	0	0	0	0	160.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	801.841	0	0	0	0	801.841
401	01	99	00	Otras retribuciones	1.021.600	0	0	0	0	1.021.600
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	357.970	0	0	0	0	357.970
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	218.390	0	0	0	0	218.390
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	139.580	0	0	0	0	139.580
401	03	00	00	Primas	5.244.044	0	0	0	0	5.244.044
401	03	02	00	Primas de transporte a empleados	327.600	0	0	0	0	327.600
401	03	04	00	Primas por hijos a empleados	48.000	0	0	0	0	48.000
401	03	08	00	Primas de profesionalización a empleados	532.934	0	0	0	0	532.934
401	03	09	00	Primas por antigüedad a empleados	268.200	0	0	0	0	268.200
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.224.000	0	0	0	0	1.224.000
401	03	17	00	Primas de transporte a obreros	57.600	0	0	0	0	57.600
401	03	19	00	Primas por hijos de obreros	38.400	0	0	0	0	38.400
401	03	21	00	Primas por antigüedad a obreros	84.600	0	0	0	0	84.600
401	03	37	00	Primas de transporte al personal contratado	299.700	0	0	0	0	299.700
401	03	39	00	Primas por hijos al personal contratado	62.400	0	0	0	0	62.400
401	03	40	00	Primas de profesionalización al personal contratado	387.048	0	0	0	0	387.048
401	03	41	00	Primas por antigüedad al personal contratado	177.600	0	0	0	0	177.600
401	03	47	00	Primas al personal de alto nivel y de dirección	970.362	0	0	0	0	970.362
401	03	95	00	Otras primas al personal de alto nivel y de dirección	300.000	0	0	0	0	300.000
401	03	96	00	Otras primas al personal contratado	144.000	0	0	0	0	144.000
401	03	97	00	Otras primas a empleados	321.600	0	0	0	0	321.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129578 530063000 FORTALECIMIENTO DE LA DEFENSA COMERCIAL PARA PROTECCIÓN DE LA PRODUCCIÓN Y EXPORTACIONES

OBJETIVO DEL PROYECTO: FORTALECER LA DEFENSA COMERCIAL PARA PROTEGER Y PROMOVER A LA PRODUCCIÓN NACIONAL Y CONTRIBUIR AL DESARROLLO DE LAS CAPACIDADES PRODUCTIVAS DEL PAÍS REQUERIDAS PARA EL AUMENTO DEL BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACCIÓN

META: 20

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS)

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	00	00	Complementos de sueldos y salarios	3.331.291	0	0	0	0	3.331.291
401	04	08	00	Bono compensatorio de alimentación a empleados	789.750	0	0	0	0	789.750
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	60.800	0	0	0	0	60.800
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	68.800	0	0	0	0	68.800
401	04	17	00	Complemento a obreros por gastos de transporte	1.000	0	0	0	0	1.000
401	04	18	00	Bono compensatorio de alimentación a obreros	243.000	0	0	0	0	243.000
401	04	20	00	Complemento a obreros por días feriados	34.000	0	0	0	0	34.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	729.000	0	0	0	0	729.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	546.750	0	0	0	0	546.750
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	338.712	0	0	0	0	338.712
401	04	96	00	Otros complementos a empleados	315.479	0	0	0	0	315.479
401	04	97	00	Otros complementos a obreros	24.000	0	0	0	0	24.000
401	04	98	00	Otros complementos al personal contratado	180.000	0	0	0	0	180.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.226.550	0	0	0	0	5.226.550
401	05	01	00	Aguinaldos a empleados	1.376.788	0	0	0	0	1.376.788
401	05	03	00	Bono vacacional a empleados	667.969	0	0	0	0	667.969
401	05	04	00	Aguinaldos a obreros	317.527	0	0	0	0	317.527
401	05	06	00	Bono vacacional a obreros	87.141	0	0	0	0	87.141
401	05	07	00	Aguinaldos al personal contratado	949.855	0	0	0	0	949.855
401	05	08	00	Bono vacacional al personal contratado	434.220	0	0	0	0	434.220
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.042.495	0	0	0	0	1.042.495
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	350.555	0	0	0	0	350.555
401	06	00	00	Aportes patronales y legales	1.838.303	0	0	0	0	1.838.303
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	389.075	0	0	0	0	389.075
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	129.691	0	0	0	0	129.691
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	72.491	0	0	0	0	72.491
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	86.461	0	0	0	0	86.461
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	87.003	0	0	0	0	87.003
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	29.001	0	0	0	0	29.001

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129578 530063000 FORTALECIMIENTO DE LA DEFENSA COMERCIAL PARA PROTECCIÓN DE LA PRODUCCIÓN Y EXPORTACIONES

OBJETIVO DEL PROYECTO: FORTALECER LA DEFENSA COMERCIAL PARA PROTEGER Y PROMOVER A LA PRODUCCIÓN NACIONAL Y CONTRIBUIR AL DESARROLLO DE LAS CAPACIDADES PRODUCTIVAS DEL PAÍS REQUERIDAS PARA EL AUMENTO DEL BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 20

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	16.434	0	0	0	0	16.434
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	19.334	0	0	0	0	19.334
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	252.930	0	0	0	0	252.930
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	56.507	0	0	0	0	56.507
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	47.776	0	0	0	0	47.776
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	325.198	0	0	0	0	325.198
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	108.400	0	0	0	0	108.400
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	72.266	0	0	0	0	72.266
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	61.426	0	0	0	0	61.426
401	06	95	00	Otros aportes legales por personal contratado	84.310	0	0	0	0	84.310
401	07	00	00	Asistencia socio-económica	8.243.920	0	0	0	0	8.243.920
401	07	01	00	Capacitación y adiestramiento a empleados	690.000	0	0	0	0	690.000
401	07	02	00	Becas a empleados	19.200	0	0	0	0	19.200
401	07	04	00	Ayudas por nacimiento de hijos a empleados	10.000	0	0	0	0	10.000
401	07	05	00	Ayudas por defunción a empleados	250.000	0	0	0	0	250.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	150.000	0	0	0	0	150.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	432.305	0	0	0	0	432.305
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.760.000	0	0	0	0	1.760.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	30.000	0	0	0	0	30.000
401	07	10	00	Dotación de uniformes a empleados	450.000	0	0	0	0	450.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	142.498	0	0	0	0	142.498
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	30.000	0	0	0	0	30.000
401	07	18	00	Becas a obreros	19.200	0	0	0	0	19.200
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	96.670	0	0	0	0	96.670
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	480.000	0	0	0	0	480.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	21.000	0	0	0	0	21.000
401	07	26	00	Dotación de uniformes a obreros	240.000	0	0	0	0	240.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129578 530063000 FORTALECIMIENTO DE LA DEFENSA COMERCIAL PARA PROTECCIÓN DE LA PRODUCCIÓN Y EXPORTACIONES

OBJETIVO DEL PROYECTO: FORTALECER LA DEFENSA COMERCIAL PARA PROTEGER Y PROMOVER A LA PRODUCCIÓN NACIONAL Y CONTRIBUIR AL DESARROLLO DE LAS CAPACIDADES PRODUCTIVAS DEL PAÍS REQUERIDAS PARA EL AUMENTO DEL BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 20

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	71.248	0	0	0	0	71.248
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	15.000	0	0	0	0	15.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	4.000	0	0	0	0	4.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	4.000	0	0	0	0	4.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	361.034	0	0	0	0	361.034
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	1.080.000	0	0	0	0	1.080.000
401	07	75	00	Becas al personal contratado	28.800	0	0	0	0	28.800
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	2.000	0	0	0	0	2.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	281.030	0	0	0	0	281.030
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	1.340.000	0	0	0	0	1.340.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	40.000	0	0	0	0	40.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	53.438	0	0	0	0	53.438
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	142.497	0	0	0	0	142.497
401	08	00	00	Prestaciones sociales e indemnizaciones	2.854.439	0	0	0	0	2.854.439
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.138.525	0	0	0	0	1.138.525
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	249.809	0	0	0	0	249.809
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	771.108	0	0	0	0	771.108
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	694.997	0	0	0	0	694.997
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.359.000**	**0**	**0**	**0**	**0**	**3.359.000**
402	01	00	00	Productos alimenticios y agropecuarios	250.000	0	0	0	0	250.000
402	01	01	00	Alimentos y bebidas para personas	250.000	0	0	0	0	250.000
402	03	00	00	Textiles y vestuarios	250.000	0	0	0	0	250.000
402	03	02	00	Prendas de vestir	250.000	0	0	0	0	250.000
402	04	00	00	Productos de cuero y caucho	300.000	0	0	0	0	300.000
402	04	03	00	Cauchos y tripas para vehículos	300.000	0	0	0	0	300.000
402	05	00	00	Productos de papel, cartón e impresos	664.000	0	0	0	0	664.000
402	05	01	00	Pulpa de madera, papel y cartón	120.000	0	0	0	0	120.000
402	05	03	00	Productos de papel y cartón para oficina	180.000	0	0	0	0	180.000
402	05	04	00	Libros, revistas y periódicos	15.000	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129578 530063000 FORTALECIMIENTO DE LA DEFENSA COMERCIAL PARA PROTECCIÓN DE LA PRODUCCIÓN Y EXPORTACIONES

OBJETIVO DEL PROYECTO: FORTALECER LA DEFENSA COMERCIAL PARA PROTEGER Y PROMOVER A LA PRODUCCIÓN NACIONAL Y CONTRIBUIR AL DESARROLLO DE LAS CAPACIDADES PRODUCTIVAS DEL PAÍS REQUERIDAS PARA EL AUMENTO DEL BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 20

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	06	00	Productos de papel y cartón para computación	9.000	0	0	0	0	9.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	320.000	0	0	0	0	320.000
402	05	99	00	Otros productos de pulpa, papel y cartón	20.000	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	190.000	0	0	0	0	190.000
402	06	03	00	Tintas, pinturas y colorantes	70.000	0	0	0	0	70.000
402	06	04	00	Productos farmacéuticos y medicamentos	10.000	0	0	0	0	10.000
402	06	05	00	Productos de tocador	15.000	0	0	0	0	15.000
402	06	06	00	Combustibles y lubricantes	50.000	0	0	0	0	50.000
402	06	08	00	Productos plásticos	30.000	0	0	0	0	30.000
402	06	99	00	Otros productos de la industria química y conexos	15.000	0	0	0	0	15.000
402	07	00	00	Productos minerales no metálicos	15.000	0	0	0	0	15.000
402	07	04	00	Cemento, cal y yeso	10.000	0	0	0	0	10.000
402	07	99	00	Otros productos minerales no metálicos	5.000	0	0	0	0	5.000
402	08	00	00	Productos metálicos	420.000	0	0	0	0	420.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	80.000	0	0	0	0	80.000
402	08	04	00	Productos metálicos estructurales	20.000	0	0	0	0	20.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	250.000	0	0	0	0	250.000
402	08	10	00	Repuestos y accesorios para otros equipos	50.000	0	0	0	0	50.000
402	08	99	00	Otros productos metálicos	20.000	0	0	0	0	20.000
402	09	00	00	Productos de madera	10.000	0	0	0	0	10.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	5.000	0	0	0	0	5.000
402	09	99	00	Otros productos de madera	5.000	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	1.255.000	0	0	0	0	1.255.000
402	10	02	00	Materiales y útiles de limpieza y aseo	80.000	0	0	0	0	80.000
402	10	03	00	Utensilios de cocina y comedor	45.000	0	0	0	0	45.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	90.000	0	0	0	0	90.000
402	10	06	00	Condecoraciones, ofrendas y similares	30.000	0	0	0	0	30.000
402	10	07	00	Productos de seguridad en el trabajo	30.000	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	800.000	0	0	0	0	800.000
402	10	11	00	Materiales eléctricos	110.000	0	0	0	0	110.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129578 530063000 FORTALECIMIENTO DE LA DEFENSA COMERCIAL PARA PROTECCIÓN DE LA PRODUCCIÓN Y EXPORTACIONES

OBJETIVO DEL PROYECTO: FORTALECER LA DEFENSA COMERCIAL PARA PROTEGER Y PROMOVER A LA PRODUCCIÓN NACIONAL Y CONTRIBUIR AL DESARROLLO DE LAS CAPACIDADES PRODUCTIVAS DEL PAÍS REQUERIDAS PARA EL AUMENTO DEL BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 20

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	50.000	0	0	0	0	50.000
402	10	99	00	Otros productos y útiles diversos	20.000	0	0	0	0	20.000
402	99	00	00	Otros materiales y suministros	5.000	0	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	5.000	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**7.303.975**	**0**	**0**	**0**	**0**	**7.303.975**
403	01	00	00	Alquileres de inmuebles	500.000	0	0	0	0	500.000
403	01	01	00	Alquileres de edificios y locales	500.000	0	0	0	0	500.000
403	04	00	00	Servicios básicos	225.000	0	0	0	0	225.000
403	04	01	00	Electricidad	50.000	0	0	0	0	50.000
403	04	04	00	Teléfonos	50.000	0	0	0	0	50.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	50.000	0	0	0	0	50.000
403	04	05	00	Servicio de comunicaciones	40.000	0	0	0	0	40.000
403	04	06	00	Servicio de aseo urbano y domiciliario	25.000	0	0	0	0	25.000
403	04	07	00	Servicio de condominio	60.000	0	0	0	0	60.000
403	06	00	00	Servicios de transporte y almacenaje	90.000	0	0	0	0	90.000
403	06	03	00	Estacionamiento	75.000	0	0	0	0	75.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	15.000	0	0	0	0	15.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	210.000	0	0	0	0	210.000
403	07	02	00	Imprenta y reproducción	120.000	0	0	0	0	120.000
403	07	03	00	Relaciones sociales	30.000	0	0	0	0	30.000
403	07	04	00	Avisos	60.000	0	0	0	0	60.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	615.000	0	0	0	0	615.000
403	08	01	00	Primas y gastos de seguros	600.000	0	0	0	0	600.000
403	08	02	00	Comisiones y gastos bancarios	15.000	0	0	0	0	15.000
403	09	00	00	Viáticos y pasajes	3.505.000	0	0	0	0	3.505.000
403	09	01	00	Viáticos y pasajes dentro del país	1.500.000	0	0	0	0	1.500.000
403	09	02	00	Viáticos y pasajes fuera del país	2.000.000	0	0	0	0	2.000.000
403	09	03	00	Asignación por kilómetros recorridos	5.000	0	0	0	0	5.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	210.000	0	0	0	0	210.000
403	10	07	00	Servicios de capacitación y adiestramiento	100.000	0	0	0	0	100.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129578 530063000 FORTALECIMIENTO DE LA DEFENSA COMERCIAL PARA PROTECCIÓN DE LA PRODUCCIÓN Y EXPORTACIONES

OBJETIVO DEL PROYECTO: FORTALECER LA DEFENSA COMERCIAL PARA PROTEGER Y PROMOVER A LA PRODUCCIÓN NACIONAL Y CONTRIBUIR AL DESARROLLO DE LAS CAPACIDADES PRODUCTIVAS DEL PAÍS REQUERIDAS PARA EL AUMENTO DEL BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 20

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	110.000	0	0	0	0	110.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	580.000	0	0	0	0	580.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	350.000	0	0	0	0	350.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	50.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	130.000	0	0	0	0	130.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	50.000	0	0	0	0	50.000
403	12	00	00	Conservación y reparaciones menores de obras	30.000	0	0	0	0	30.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	30.000	0	0	0	0	30.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	200.000	0	0	0	0	200.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	200.000	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	1.078.975	0	0	0	0	1.078.975
403	18	01	00	Impuesto al valor agregado	1.075.975	0	0	0	0	1.075.975
403	18	99	00	Otros impuestos indirectos	3.000	0	0	0	0	3.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	60.000	0	0	0	0	60.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	60.000	0	0	0	0	60.000
404	**00**	**00**	**00**	**Activos reales**	**902.534**	**0**	**0**	**0**	**0**	**902.534**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	185.000	0	0	0	0	185.000
404	01	01	00	Repuestos mayores	155.000	0	0	0	0	155.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	15.000	0	0	0	0	15.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	70.000	0	0	0	0	70.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	70.000	0	0	0	0	70.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	30.000	0	0	0	0	30.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	30.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	257.534	0	0	0	0	257.534
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	257.534	0	0	0	0	257.534
404	05	00	00	Equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	50.000
404	05	01	00	Equipos de telecomunicaciones	50.000	0	0	0	0	50.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.000	0	0	0	0	10.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	10.000	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129578 530063000 FORTALECIMIENTO DE LA DEFENSA COMERCIAL PARA PROTECCIÓN DE LA PRODUCCIÓN Y EXPORTACIONES

OBJETIVO DEL PROYECTO: FORTALECER LA DEFENSA COMERCIAL PARA PROTEGER Y PROMOVER A LA PRODUCCIÓN NACIONAL Y CONTRIBUIR AL DESARROLLO DE LAS CAPACIDADES PRODUCTIVAS DEL PAÍS REQUERIDAS PARA EL AUMENTO DEL BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 20

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	400.000	0	0	0	0	400.000
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	100.000
404	09	02	00	Equipos de computación	300.000	0	0	0	0	300.000
				Totales	**44.098.019**	**0**	**0**	**0**	**0**	**44.098.019**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 53 - 33

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129578 530063000 FORTALECIMIENTO DE LA DEFENSA COMERCIAL PARA PROTECCIÓN DE LA PRODUCCIÓN Y EXPORTACIONES

OBJETIVO DEL PROYECTO: FORTALECER LA DEFENSA COMERCIAL PARA PROTEGER Y PROMOVER A LA PRODUCCIÓN NACIONAL Y CONTRIBUIR AL DESARROLLO DE LAS CAPACIDADES PRODUCTIVAS DEL PAÍS REQUERIDAS PARA EL AUMENTO DEL BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 20

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129578 530063000 FORTALECIMIENTO DE LA DEFENSA COMERCIAL PARA PROTECCIÓN DE LA PRODUCCIÓN Y EXPORTACIONES

OBJETIVO DEL PROYECTO: FORTALECER LA DEFENSA COMERCIAL PARA PROTEGER Y PROMOVER A LA PRODUCCIÓN NACIONAL Y CONTRIBUIR AL DESARROLLO DE LAS CAPACIDADES PRODUCTIVAS DEL PAÍS REQUERIDAS PARA EL AUMENTO DEL BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 20

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530063001 MEJORAMIENTO DE LOS SERVICIOS PARA LA ASISTENCIA A LOS PRODUCTORES Y EXPORTADORES EN MATERIA DE DEFENSA COMERCIAL.

UNIDAD DE MEDIDA: PROCESO **META:** 4

RESPONSABLE/EJECUTOR: COMSIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**410.000**	**0**	**0**	**0**	**0**	**410.000**
402	01	00	00	Productos alimenticios y agropecuarios	60.000	0	0	0	0	60.000
402	01	01	00	Alimentos y bebidas para personas	60.000	0	0	0	0	60.000
402	06	00	00	Productos químicos y derivados	70.000	0	0	0	0	70.000
402	06	03	00	Tintas, pinturas y colorantes	70.000	0	0	0	0	70.000
402	07	00	00	Productos minerales no metálicos	15.000	0	0	0	0	15.000
402	07	04	00	Cemento, cal y yeso	10.000	0	0	0	0	10.000
402	07	99	00	Otros productos minerales no metálicos	5.000	0	0	0	0	5.000
402	08	00	00	Productos metálicos	100.000	0	0	0	0	100.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	60.000	0	0	0	0	60.000
402	08	04	00	Productos metálicos estructurales	20.000	0	0	0	0	20.000
402	08	99	00	Otros productos metálicos	20.000	0	0	0	0	20.000
402	09	00	00	Productos de madera	10.000	0	0	0	0	10.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	5.000	0	0	0	0	5.000
402	09	99	00	Otros productos de madera	5.000	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	150.000	0	0	0	0	150.000
402	10	11	00	Materiales eléctricos	80.000	0	0	0	0	80.000
402	10	12	00	Materiales para instalaciones sanitarias	50.000	0	0	0	0	50.000
402	10	99	00	Otros productos y útiles diversos	20.000	0	0	0	0	20.000
402	99	00	00	Otros materiales y suministros	5.000	0	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	5.000	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.578.195**	**0**	**0**	**0**	**0**	**1.578.195**
403	01	00	00	Alquileres de inmuebles	500.000	0	0	0	0	500.000
403	01	01	00	Alquileres de edificios y locales	500.000	0	0	0	0	500.000
403	04	00	00	Servicios básicos	45.000	0	0	0	0	45.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129578 530063000 FORTALECIMIENTO DE LA DEFENSA COMERCIAL PARA PROTECCIÓN DE LA PRODUCCIÓN Y EXPORTACIONES

OBJETIVO DEL PROYECTO: FORTALECER LA DEFENSA COMERCIAL PARA PROTEGER Y PROMOVER A LA PRODUCCIÓN NACIONAL Y CONTRIBUIR AL DESARROLLO DE LAS CAPACIDADES PRODUCTIVAS DEL PAÍS REQUERIDAS PARA EL AUMENTO DEL BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 20

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530063001 MEJORAMIENTO DE LOS SERVICIOS PARA LA ASISTENCIA A LOS PRODUCTORES Y EXPORTADORES EN MATERIA DE DEFENSA COMERCIAL.

UNIDAD DE MEDIDA: PROCESO **META:** 4

RESPONSABLE/EJECUTOR: COMSIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	01	00	Electricidad	10.000	0	0	0	0	10.000
403	04	04	00	Teléfonos	10.000	0	0	0	0	10.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	10.000	0	0	0	0	10.000
403	04	05	00	Servicio de comunicaciones	8.000	0	0	0	0	8.000
403	04	06	00	Servicio de aseo urbano y domiciliario	5.000	0	0	0	0	5.000
403	04	07	00	Servicio de condominio	12.000	0	0	0	0	12.000
403	06	00	00	Servicios de transporte y almacenaje	15.000	0	0	0	0	15.000
403	06	03	00	Estacionamiento	15.000	0	0	0	0	15.000
403	09	00	00	Viáticos y pasajes	701.000	0	0	0	0	701.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	300.000
403	09	02	00	Viáticos y pasajes fuera del país	400.000	0	0	0	0	400.000
403	09	03	00	Asignación por kilómetros recorridos	1.000	0	0	0	0	1.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	71.000	0	0	0	0	71.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	36.000	0	0	0	0	36.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	25.000	0	0	0	0	25.000
403	12	00	00	Conservación y reparaciones menores de obras	30.000	0	0	0	0	30.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	30.000	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	216.195	0	0	0	0	216.195
403	18	01	00	Impuesto al valor agregado	215.195	0	0	0	0	215.195
403	18	99	00	Otros impuestos indirectos	1.000	0	0	0	0	1.000
404	**00**	**00**	**00**	**Activos reales**	**562.534**	0	0	0	0	**562.534**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	155.000	0	0	0	0	155.000
404	01	01	00	Repuestos mayores	155.000	0	0	0	0	155.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	15.000	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129578 530063000 FORTALECIMIENTO DE LA DEFENSA COMERCIAL PARA PROTECCIÓN DE LA PRODUCCIÓN Y EXPORTACIONES

OBJETIVO DEL PROYECTO: FORTALECER LA DEFENSA COMERCIAL PARA PROTEGER Y PROMOVER A LA PRODUCCIÓN NACIONAL Y CONTRIBUIR AL DESARROLLO DE LAS CAPACIDADES PRODUCTIVAS DEL PAÍS REQUERIDAS PARA EL AUMENTO DEL BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 20

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530063001 MEJORAMIENTO DE LOS SERVICIOS PARA LA ASISTENCIA A LOS PRODUCTORES Y EXPORTADORES EN MATERIA DE DEFENSA COMERCIAL.

UNIDAD DE MEDIDA: PROCESO **META:** 4

RESPONSABLE/EJECUTOR: COMSIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	70.000	0	0	0	0	70.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	70.000	0	0	0	0	70.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	257.534	0	0	0	0	257.534
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	257.534	0	0	0	0	257.534
404	05	00	00	Equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	50.000
404	05	01	00	Equipos de telecomunicaciones	50.000	0	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	100.000
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	100.000
				Totales	**2.550.729**	**0**	**0**	**0**	**0**	**2.550.729**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129578 530063000 FORTALECIMIENTO DE LA DEFENSA COMERCIAL PARA PROTECCIÓN DE LA PRODUCCIÓN Y EXPORTACIONES

OBJETIVO DEL PROYECTO: FORTALECER LA DEFENSA COMERCIAL PARA PROTEGER Y PROMOVER A LA PRODUCCIÓN NACIONAL Y CONTRIBUIR AL DESARROLLO DE LAS CAPACIDADES PRODUCTIVAS DEL PAÍS REQUERIDAS PARA EL AUMENTO DEL BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 20

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530063002 ESTANDARIZAR LA GESTIÓN ADMINISTRATIVA DE LA INSTITUCIÓN CONFORME A LOS LINEAMIENTOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: PROCESO **META:** 3

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**860.000**	**0**	**0**	**0**	**0**	**860.000**
402	01	00	00	Productos alimenticios y agropecuarios	60.000	0	0	0	0	60.000
402	01	01	00	Alimentos y bebidas para personas	60.000	0	0	0	0	60.000
402	10	00	00	Productos varios y útiles diversos	800.000	0	0	0	0	800.000
402	10	08	00	Materiales para equipos de computación	800.000	0	0	0	0	800.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.118.195**	**0**	**0**	**0**	**0**	**1.118.195**
403	04	00	00	Servicios básicos	45.000	0	0	0	0	45.000
403	04	01	00	Electricidad	10.000	0	0	0	0	10.000
403	04	04	00	Teléfonos	10.000	0	0	0	0	10.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	10.000	0	0	0	0	10.000
403	04	05	00	Servicio de comunicaciones	8.000	0	0	0	0	8.000
403	04	06	00	Servicio de aseo urbano y domiciliario	5.000	0	0	0	0	5.000
403	04	07	00	Servicio de condominio	12.000	0	0	0	0	12.000
403	06	00	00	Servicios de transporte y almacenaje	15.000	0	0	0	0	15.000
403	06	03	00	Estacionamiento	15.000	0	0	0	0	15.000
403	09	00	00	Viáticos y pasajes	701.000	0	0	0	0	701.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	300.000
403	09	02	00	Viáticos y pasajes fuera del país	400.000	0	0	0	0	400.000
403	09	03	00	Asignación por kilómetros recorridos	1.000	0	0	0	0	1.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	80.000	0	0	0	0	80.000
403	10	99	00	Otros servicios profesionales y técnicos	80.000	0	0	0	0	80.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	61.000	0	0	0	0	61.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	26.000	0	0	0	0	26.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	25.000	0	0	0	0	25.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129578 530063000 FORTALECIMIENTO DE LA DEFENSA COMERCIAL PARA PROTECCIÓN DE LA PRODUCCIÓN Y EXPORTACIONES

OBJETIVO DEL PROYECTO: FORTALECER LA DEFENSA COMERCIAL PARA PROTEGER Y PROMOVER A LA PRODUCCIÓN NACIONAL Y CONTRIBUIR AL DESARROLLO DE LAS CAPACIDADES PRODUCTIVAS DEL PAÍS REQUERIDAS PARA EL AUMENTO DEL BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 20

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530063002 ESTANDARIZAR LA GESTIÓN ADMINISTRATIVA DE LA INSTITUCIÓN CONFORME A LOS LINEAMIENTOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: PROCESO **META:** 3

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	216.195	0	0	0	0	216.195
403	18	01	00	Impuesto al valor agregado	215.195	0	0	0	0	215.195
403	18	99	00	Otros impuestos indirectos	1.000	0	0	0	0	1.000
404	**00**	**00**	**00**	**Activos reales**	**300.000**	**0**	**0**	**0**	**0**	**300.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	300.000
404	09	02	00	Equipos de computación	300.000	0	0	0	0	300.000
				Totales	**2.278.195**	**0**	**0**	**0**	**0**	**2.278.195**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129578 530063000 FORTALECIMIENTO DE LA DEFENSA COMERCIAL PARA PROTECCIÓN DE LA PRODUCCIÓN Y EXPORTACIONES

OBJETIVO DEL PROYECTO: FORTALECER LA DEFENSA COMERCIAL PARA PROTEGER Y PROMOVER A LA PRODUCCIÓN NACIONAL Y CONTRIBUIR AL DESARROLLO DE LAS CAPACIDADES PRODUCTIVAS DEL PAÍS REQUERIDAS PARA EL AUMENTO DEL BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 20

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530063003 IMPULSAR LAS GESTIONES PARA LA APLICACIÓN Y SEGUIMIENTO DE LOS MECANISMOS DE DEFENSA COMERCIAL, PARA LA PROTECCIÓN DE LA PRODUCCIÓN NACIONAL Y LA DEFENSA DE LAS EXPORTACIONES.

UNIDAD DE MEDIDA: PROCESO **META:** 4

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**32.532.510**	0	0	0	0	**32.532.510**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.435.993	0	0	0	0	5.435.993
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.495.644	0	0	0	0	1.495.644
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	497.321	0	0	0	0	497.321
401	01	18	00	Remuneraciones al personal contratado	1.619.587	0	0	0	0	1.619.587
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.459.587	0	0	0	0	1.459.587
401	01	18	02	Remuneraciones por honorarios profesionales	160.000	0	0	0	0	160.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	801.841	0	0	0	0	801.841
401	01	99	00	Otras retribuciones	1.021.600	0	0	0	0	1.021.600
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	357.970	0	0	0	0	357.970
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	218.390	0	0	0	0	218.390
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	139.580	0	0	0	0	139.580
401	03	00	00	Primas	5.244.044	0	0	0	0	5.244.044
401	03	02	00	Primas de transporte a empleados	327.600	0	0	0	0	327.600
401	03	04	00	Primas por hijos a empleados	48.000	0	0	0	0	48.000
401	03	08	00	Primas de profesionalización a empleados	532.934	0	0	0	0	532.934
401	03	09	00	Primas por antigüedad a empleados	268.200	0	0	0	0	268.200
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.224.000	0	0	0	0	1.224.000
401	03	17	00	Primas de transporte a obreros	57.600	0	0	0	0	57.600
401	03	19	00	Primas por hijos de obreros	38.400	0	0	0	0	38.400
401	03	21	00	Primas por antigüedad a obreros	84.600	0	0	0	0	84.600
401	03	37	00	Primas de transporte al personal contratado	299.700	0	0	0	0	299.700
401	03	39	00	Primas por hijos al personal contratado	62.400	0	0	0	0	62.400
401	03	40	00	Primas de profesionalización al personal contratado	387.048	0	0	0	0	387.048
401	03	41	00	Primas por antigüedad al personal contratado	177.600	0	0	0	0	177.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129578 530063000 FORTALECIMIENTO DE LA DEFENSA COMERCIAL PARA PROTECCIÓN DE LA PRODUCCIÓN Y EXPORTACIONES

OBJETIVO DEL PROYECTO: FORTALECER LA DEFENSA COMERCIAL PARA PROTEGER Y PROMOVER A LA PRODUCCIÓN NACIONAL Y CONTRIBUIR AL DESARROLLO DE LAS CAPACIDADES PRODUCTIVAS DEL PAÍS REQUERIDAS PARA EL AUMENTO DEL BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 20

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530063003 IMPULSAR LAS GESTIONES PARA LA APLICACIÓN Y SEGUIMIENTO DE LOS MECANISMOS DE DEFENSA COMERCIAL, PARA LA PROTECCIÓN DE LA PRODUCCIÓN NACIONAL Y LA DEFENSA DE LAS EXPORTACIONES.

UNIDAD DE MEDIDA: PROCESO **META:** 4

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	47	00	Primas al personal de alto nivel y de dirección	970.362	0	0	0	0	970.362
401	03	95	00	Otras primas al personal de alto nivel y de dirección	300.000	0	0	0	0	300.000
401	03	96	00	Otras primas al personal contratado	144.000	0	0	0	0	144.000
401	03	97	00	Otras primas a empleados	321.600	0	0	0	0	321.600
401	04	00	00	Complementos de sueldos y salarios	3.331.291	0	0	0	0	3.331.291
401	04	08	00	Bono compensatorio de alimentación a empleados	789.750	0	0	0	0	789.750
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	60.800	0	0	0	0	60.800
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	68.800	0	0	0	0	68.800
401	04	17	00	Complemento a obreros por gastos de transporte	1.000	0	0	0	0	1.000
401	04	18	00	Bono compensatorio de alimentación a obreros	243.000	0	0	0	0	243.000
401	04	20	00	Complemento a obreros por días feriados	34.000	0	0	0	0	34.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	729.000	0	0	0	0	729.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	546.750	0	0	0	0	546.750
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	338.712	0	0	0	0	338.712
401	04	96	00	Otros complementos a empleados	315.479	0	0	0	0	315.479
401	04	97	00	Otros complementos a obreros	24.000	0	0	0	0	24.000
401	04	98	00	Otros complementos al personal contratado	180.000	0	0	0	0	180.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.226.550	0	0	0	0	5.226.550
401	05	01	00	Aguinaldos a empleados	1.376.788	0	0	0	0	1.376.788
401	05	03	00	Bono vacacional a empleados	667.969	0	0	0	0	667.969
401	05	04	00	Aguinaldos a obreros	317.527	0	0	0	0	317.527
401	05	06	00	Bono vacacional a obreros	87.141	0	0	0	0	87.141
401	05	07	00	Aguinaldos al personal contratado	949.855	0	0	0	0	949.855
401	05	08	00	Bono vacacional al personal contratado	434.220	0	0	0	0	434.220
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.042.495	0	0	0	0	1.042.495

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129578 530063000 FORTALECIMIENTO DE LA DEFENSA COMERCIAL PARA PROTECCIÓN DE LA PRODUCCIÓN Y EXPORTACIONES

OBJETIVO DEL PROYECTO: FORTALECER LA DEFENSA COMERCIAL PARA PROTEGER Y PROMOVER A LA PRODUCCIÓN NACIONAL Y CONTRIBUIR AL DESARROLLO DE LAS CAPACIDADES PRODUCTIVAS DEL PAÍS REQUERIDAS PARA EL AUMENTO DEL BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 20

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530063003 IMPULSAR LAS GESTIONES PARA LA APLICACIÓN Y SEGUIMIENTO DE LOS MECANISMOS DE DEFENSA COMERCIAL, PARA LA PROTECCIÓN DE LA PRODUCCIÓN NACIONAL Y LA DEFENSA DE LAS EXPORTACIONES.

UNIDAD DE MEDIDA: PROCESO **META:** 4

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	350.555	0	0	0	0	350.555
401	06	00	00	Aportes patronales y legales	1.838.303	0	0	0	0	1.838.303
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	389.075	0	0	0	0	389.075
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	129.691	0	0	0	0	129.691
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	72.491	0	0	0	0	72.491
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	86.461	0	0	0	0	86.461
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	87.003	0	0	0	0	87.003
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	29.001	0	0	0	0	29.001
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	16.434	0	0	0	0	16.434
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	19.334	0	0	0	0	19.334
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	252.930	0	0	0	0	252.930
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	56.507	0	0	0	0	56.507
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	47.776	0	0	0	0	47.776
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	325.198	0	0	0	0	325.198
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	108.400	0	0	0	0	108.400
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	72.266	0	0	0	0	72.266
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	61.426	0	0	0	0	61.426
401	06	95	00	Otros aportes legales por personal contratado	84.310	0	0	0	0	84.310
401	07	00	00	Asistencia socio-económica	8.243.920	0	0	0	0	8.243.920
401	07	01	00	Capacitación y adiestramiento a empleados	690.000	0	0	0	0	690.000
401	07	02	00	Becas a empleados	19.200	0	0	0	0	19.200
401	07	04	00	Ayudas por nacimiento de hijos a empleados	10.000	0	0	0	0	10.000
401	07	05	00	Ayudas por defunción a empleados	250.000	0	0	0	0	250.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129578 530063000 FORTALECIMIENTO DE LA DEFENSA COMERCIAL PARA PROTECCIÓN DE LA PRODUCCIÓN Y EXPORTACIONES

OBJETIVO DEL PROYECTO: FORTALECER LA DEFENSA COMERCIAL PARA PROTEGER Y PROMOVER A LA PRODUCCIÓN NACIONAL Y CONTRIBUIR AL DESARROLLO DE LAS CAPACIDADES PRODUCTIVAS DEL PAÍS REQUERIDAS PARA EL AUMENTO DEL BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 20

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530063003 IMPULSAR LAS GESTIONES PARA LA APLICACIÓN Y SEGUIMIENTO DE LOS MECANISMOS DE DEFENSA COMERCIAL, PARA LA PROTECCIÓN DE LA PRODUCCIÓN NACIONAL Y LA DEFENSA DE LAS EXPORTACIONES.

UNIDAD DE MEDIDA: PROCESO **META:** 4

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	150.000	0	0	0	0	150.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	432.305	0	0	0	0	432.305
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.760.000	0	0	0	0	1.760.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	30.000	0	0	0	0	30.000
401	07	10	00	Dotación de uniformes a empleados	450.000	0	0	0	0	450.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	142.498	0	0	0	0	142.498
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	30.000	0	0	0	0	30.000
401	07	18	00	Becas a obreros	19.200	0	0	0	0	19.200
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	96.670	0	0	0	0	96.670
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	480.000	0	0	0	0	480.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	21.000	0	0	0	0	21.000
401	07	26	00	Dotación de uniformes a obreros	240.000	0	0	0	0	240.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	71.248	0	0	0	0	71.248
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	15.000	0	0	0	0	15.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	4.000	0	0	0	0	4.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	4.000	0	0	0	0	4.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	361.034	0	0	0	0	361.034
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	1.080.000	0	0	0	0	1.080.000
401	07	75	00	Becas al personal contratado	28.800	0	0	0	0	28.800
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	2.000	0	0	0	0	2.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	281.030	0	0	0	0	281.030
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	1.340.000	0	0	0	0	1.340.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	40.000	0	0	0	0	40.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129578 530063000 FORTALECIMIENTO DE LA DEFENSA COMERCIAL PARA PROTECCIÓN DE LA PRODUCCIÓN Y EXPORTACIONES

OBJETIVO DEL PROYECTO: FORTALECER LA DEFENSA COMERCIAL PARA PROTEGER Y PROMOVER A LA PRODUCCIÓN NACIONAL Y CONTRIBUIR AL DESARROLLO DE LAS CAPACIDADES PRODUCTIVAS DEL PAÍS REQUERIDAS PARA EL AUMENTO DEL BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 20

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530063003 IMPULSAR LAS GESTIONES PARA LA APLICACIÓN Y SEGUIMIENTO DE LOS MECANISMOS DE DEFENSA COMERCIAL, PARA LA PROTECCIÓN DE LA PRODUCCIÓN NACIONAL Y LA DEFENSA DE LAS EXPORTACIONES.

UNIDAD DE MEDIDA: PROCESO **META:** 4

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	53.438	0	0	0	0	53.438
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	142.497	0	0	0	0	142.497
401	08	00	00	Prestaciones sociales e indemnizaciones	2.854.439	0	0	0	0	2.854.439
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.138.525	0	0	0	0	1.138.525
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	249.809	0	0	0	0	249.809
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	771.108	0	0	0	0	771.108
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	694.997	0	0	0	0	694.997
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**949.000**	**0**	**0**	**0**	**0**	**949.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	50.000
402	03	00	00	Textiles y vestuarios	250.000	0	0	0	0	250.000
402	03	02	00	Prendas de vestir	250.000	0	0	0	0	250.000
402	04	00	00	Productos de cuero y caucho	100.000	0	0	0	0	100.000
402	04	03	00	Cauchos y tripas para vehículos	100.000	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	244.000	0	0	0	0	244.000
402	05	01	00	Pulpa de madera, papel y cartón	40.000	0	0	0	0	40.000
402	05	03	00	Productos de papel y cartón para oficina	80.000	0	0	0	0	80.000
402	05	04	00	Libros, revistas y periódicos	5.000	0	0	0	0	5.000
402	05	06	00	Productos de papel y cartón para computación	3.000	0	0	0	0	3.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	106.000	0	0	0	0	106.000
402	05	99	00	Otros productos de pulpa, papel y cartón	10.000	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	45.000	0	0	0	0	45.000
402	06	04	00	Productos farmacéuticos y medicamentos	5.000	0	0	0	0	5.000
402	06	05	00	Productos de tocador	5.000	0	0	0	0	5.000
402	06	06	00	Combustibles y lubricantes	20.000	0	0	0	0	20.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129578 530063000 FORTALECIMIENTO DE LA DEFENSA COMERCIAL PARA PROTECCIÓN DE LA PRODUCCIÓN Y EXPORTACIONES

OBJETIVO DEL PROYECTO: FORTALECER LA DEFENSA COMERCIAL PARA PROTEGER Y PROMOVER A LA PRODUCCIÓN NACIONAL Y CONTRIBUIR AL DESARROLLO DE LAS CAPACIDADES PRODUCTIVAS DEL PAÍS REQUERIDAS PARA EL AUMENTO DEL BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 20

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530063003 IMPULSAR LAS GESTIONES PARA LA APLICACIÓN Y SEGUIMIENTO DE LOS MECANISMOS DE DEFENSA COMERCIAL, PARA LA PROTECCIÓN DE LA PRODUCCIÓN NACIONAL Y LA DEFENSA DE LAS EXPORTACIONES.

UNIDAD DE MEDIDA: PROCESO **META:** 4

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	08	00	Productos plásticos	10.000	0	0	0	0	10.000
402	06	99	00	Otros productos de la industria química y conexos	5.000	0	0	0	0	5.000
402	08	00	00	Productos metálicos	135.000	0	0	0	0	135.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.000	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	100.000	0	0	0	0	100.000
402	08	10	00	Repuestos y accesorios para otros equipos	25.000	0	0	0	0	25.000
402	10	00	00	Productos varios y útiles diversos	125.000	0	0	0	0	125.000
402	10	02	00	Materiales y útiles de limpieza y aseo	30.000	0	0	0	0	30.000
402	10	03	00	Utensilios de cocina y comedor	15.000	0	0	0	0	15.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	40.000	0	0	0	0	40.000
402	10	06	00	Condecoraciones, ofrendas y similares	20.000	0	0	0	0	20.000
402	10	07	00	Productos de seguridad en el trabajo	10.000	0	0	0	0	10.000
402	10	11	00	Materiales eléctricos	10.000	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.679.195**	**0**	**0**	**0**	**0**	**1.679.195**
403	04	00	00	Servicios básicos	45.000	0	0	0	0	45.000
403	04	01	00	Electricidad	10.000	0	0	0	0	10.000
403	04	04	00	Teléfonos	10.000	0	0	0	0	10.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	10.000	0	0	0	0	10.000
403	04	05	00	Servicio de comunicaciones	8.000	0	0	0	0	8.000
403	04	06	00	Servicio de aseo urbano y domiciliario	5.000	0	0	0	0	5.000
403	04	07	00	Servicio de condominio	12.000	0	0	0	0	12.000
403	06	00	00	Servicios de transporte y almacenaje	20.000	0	0	0	0	20.000
403	06	03	00	Estacionamiento	15.000	0	0	0	0	15.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	5.000	0	0	0	0	5.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	70.000	0	0	0	0	70.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129578 530063000 FORTALECIMIENTO DE LA DEFENSA COMERCIAL PARA PROTECCIÓN DE LA PRODUCCIÓN Y EXPORTACIONES

OBJETIVO DEL PROYECTO: FORTALECER LA DEFENSA COMERCIAL PARA PROTEGER Y PROMOVER A LA PRODUCCIÓN NACIONAL Y CONTRIBUIR AL DESARROLLO DE LAS CAPACIDADES PRODUCTIVAS DEL PAÍS REQUERIDAS PARA EL AUMENTO DEL BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 20

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530063003 IMPULSAR LAS GESTIONES PARA LA APLICACIÓN Y SEGUIMIENTO DE LOS MECANISMOS DE DEFENSA COMERCIAL, PARA LA PROTECCIÓN DE LA PRODUCCIÓN NACIONAL Y LA DEFENSA DE LAS EXPORTACIONES.

UNIDAD DE MEDIDA: PROCESO **META:** 4

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	02	00	Imprenta y reproducción	40.000	0	0	0	0	40.000
403	07	03	00	Relaciones sociales	10.000	0	0	0	0	10.000
403	07	04	00	Avisos	20.000	0	0	0	0	20.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	205.000	0	0	0	0	205.000
403	08	01	00	Primas y gastos de seguros	200.000	0	0	0	0	200.000
403	08	02	00	Comisiones y gastos bancarios	5.000	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	701.000	0	0	0	0	701.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	300.000
403	09	02	00	Viáticos y pasajes fuera del país	400.000	0	0	0	0	400.000
403	09	03	00	Asignación por kilómetros recorridos	1.000	0	0	0	0	1.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	50.000	0	0	0	0	50.000
403	10	07	00	Servicios de capacitación y adiestramiento	40.000	0	0	0	0	40.000
403	10	99	00	Otros servicios profesionales y técnicos	10.000	0	0	0	0	10.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	152.000	0	0	0	0	152.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	116.000	0	0	0	0	116.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	26.000	0	0	0	0	26.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	200.000	0	0	0	0	200.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	200.000	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	216.195	0	0	0	0	216.195
403	18	01	00	Impuesto al valor agregado	215.195	0	0	0	0	215.195
403	18	99	00	Otros impuestos indirectos	1.000	0	0	0	0	1.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	20.000	0	0	0	0	20.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	20.000	0	0	0	0	20.000
404	**00**	**00**	**00**	**Activos reales**	**15.000**	0	0	0	0	**15.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129578 530063000 FORTALECIMIENTO DE LA DEFENSA COMERCIAL PARA PROTECCIÓN DE LA PRODUCCIÓN Y EXPORTACIONES

OBJETIVO DEL PROYECTO: FORTALECER LA DEFENSA COMERCIAL PARA PROTEGER Y PROMOVER A LA PRODUCCIÓN NACIONAL Y CONTRIBUIR AL DESARROLLO DE LAS CAPACIDADES PRODUCTIVAS DEL PAÍS REQUERIDAS PARA EL AUMENTO DEL BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 20

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530063003 IMPULSAR LAS GESTIONES PARA LA APLICACIÓN Y SEGUIMIENTO DE LOS MECANISMOS DE DEFENSA COMERCIAL, PARA LA PROTECCIÓN DE LA PRODUCCIÓN NACIONAL Y LA DEFENSA DE LAS EXPORTACIONES.

UNIDAD DE MEDIDA: PROCESO **META:** 4

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	10.000	0	0	0	0	10.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	10.000	0	0	0	0	10.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	10.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	5.000	0	0	0	0	5.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	5.000	0	0	0	0	5.000
				Totales	**35.175.705**	**0**	**0**	**0**	**0**	**35.175.705**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129578 530063000 FORTALECIMIENTO DE LA DEFENSA COMERCIAL PARA PROTECCIÓN DE LA PRODUCCIÓN Y EXPORTACIONES

OBJETIVO DEL PROYECTO: FORTALECER LA DEFENSA COMERCIAL PARA PROTEGER Y PROMOVER A LA PRODUCCIÓN NACIONAL Y CONTRIBUIR AL DESARROLLO DE LAS CAPACIDADES PRODUCTIVAS DEL PAÍS REQUERIDAS PARA EL AUMENTO DEL BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 20

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530063004 GESTIONAR Y ATENDER LO RELATIVO A LA PROMOCIÓN Y TRATAMIENTO TÉCNICO DE LA DEFENSA COMERCIAL EN EL ÁMBITO NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: PROCESO **META:** 5

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**645.000**	**0**	**0**	**0**	**0**	**645.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	100.000	0	0	0	0	100.000
402	04	03	00	Cauchos y tripas para vehículos	100.000	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	215.000	0	0	0	0	215.000
402	05	01	00	Pulpa de madera, papel y cartón	40.000	0	0	0	0	40.000
402	05	03	00	Productos de papel y cartón para oficina	50.000	0	0	0	0	50.000
402	05	04	00	Libros, revistas y periódicos	5.000	0	0	0	0	5.000
402	05	06	00	Productos de papel y cartón para computación	3.000	0	0	0	0	3.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	107.000	0	0	0	0	107.000
402	05	99	00	Otros productos de pulpa, papel y cartón	10.000	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	50.000	0	0	0	0	50.000
402	06	04	00	Productos farmacéuticos y medicamentos	5.000	0	0	0	0	5.000
402	06	05	00	Productos de tocador	10.000	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	20.000	0	0	0	0	20.000
402	06	08	00	Productos plásticos	10.000	0	0	0	0	10.000
402	06	99	00	Otros productos de la industria química y conexos	5.000	0	0	0	0	5.000
402	08	00	00	Productos metálicos	135.000	0	0	0	0	135.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.000	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	100.000	0	0	0	0	100.000
402	08	10	00	Repuestos y accesorios para otros equipos	25.000	0	0	0	0	25.000
402	10	00	00	Productos varios y útiles diversos	95.000	0	0	0	0	95.000
402	10	02	00	Materiales y útiles de limpieza y aseo	25.000	0	0	0	0	25.000
402	10	03	00	Utensilios de cocina y comedor	15.000	0	0	0	0	15.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129578 530063000 FORTALECIMIENTO DE LA DEFENSA COMERCIAL PARA PROTECCIÓN DE LA PRODUCCIÓN Y EXPORTACIONES

OBJETIVO DEL PROYECTO: FORTALECER LA DEFENSA COMERCIAL PARA PROTEGER Y PROMOVER A LA PRODUCCIÓN NACIONAL Y CONTRIBUIR AL DESARROLLO DE LAS CAPACIDADES PRODUCTIVAS DEL PAÍS REQUERIDAS PARA EL AUMENTO DEL BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 20

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530063004 GESTIONAR Y ATENDER LO RELATIVO A LA PROMOCIÓN Y TRATAMIENTO TÉCNICO DE LA DEFENSA COMERCIAL EN EL ÁMBITO NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: PROCESO **META:** 5

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	25.000	0	0	0	0	25.000
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	10.000
402	10	07	00	Productos de seguridad en el trabajo	10.000	0	0	0	0	10.000
402	10	11	00	Materiales eléctricos	10.000	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.464.195**	**0**	**0**	**0**	**0**	**1.464.195**
403	04	00	00	Servicios básicos	45.000	0	0	0	0	45.000
403	04	01	00	Electricidad	10.000	0	0	0	0	10.000
403	04	04	00	Teléfonos	10.000	0	0	0	0	10.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	10.000	0	0	0	0	10.000
403	04	05	00	Servicio de comunicaciones	8.000	0	0	0	0	8.000
403	04	06	00	Servicio de aseo urbano y domiciliario	5.000	0	0	0	0	5.000
403	04	07	00	Servicio de condominio	12.000	0	0	0	0	12.000
403	06	00	00	Servicios de transporte y almacenaje	20.000	0	0	0	0	20.000
403	06	03	00	Estacionamiento	15.000	0	0	0	0	15.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	5.000	0	0	0	0	5.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	70.000	0	0	0	0	70.000
403	07	02	00	Imprenta y reproducción	40.000	0	0	0	0	40.000
403	07	03	00	Relaciones sociales	10.000	0	0	0	0	10.000
403	07	04	00	Avisos	20.000	0	0	0	0	20.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	205.000	0	0	0	0	205.000
403	08	01	00	Primas y gastos de seguros	200.000	0	0	0	0	200.000
403	08	02	00	Comisiones y gastos bancarios	5.000	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	701.000	0	0	0	0	701.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	300.000
403	09	02	00	Viáticos y pasajes fuera del país	400.000	0	0	0	0	400.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129578 530063000 FORTALECIMIENTO DE LA DEFENSA COMERCIAL PARA PROTECCIÓN DE LA PRODUCCIÓN Y EXPORTACIONES

OBJETIVO DEL PROYECTO: FORTALECER LA DEFENSA COMERCIAL PARA PROTEGER Y PROMOVER A LA PRODUCCIÓN NACIONAL Y CONTRIBUIR AL DESARROLLO DE LAS CAPACIDADES PRODUCTIVAS DEL PAÍS REQUERIDAS PARA EL AUMENTO DEL BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 20

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530063004 GESTIONAR Y ATENDER LO RELATIVO A LA PROMOCIÓN Y TRATAMIENTO TÉCNICO DE LA DEFENSA COMERCIAL EN EL ÁMBITO NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: PROCESO **META:** 5

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	03	00	Asignación por kilómetros recorridos	1.000	0	0	0	0	1.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	40.000	0	0	0	0	40.000
403	10	07	00	Servicios de capacitación y adiestramiento	30.000	0	0	0	0	30.000
403	10	99	00	Otros servicios profesionales y técnicos	10.000	0	0	0	0	10.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	148.000	0	0	0	0	148.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	117.000	0	0	0	0	117.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	21.000	0	0	0	0	21.000
403	18	00	00	Impuestos indirectos	215.195	0	0	0	0	215.195
403	18	01	00	Impuesto al valor agregado	215.195	0	0	0	0	215.195
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	20.000	0	0	0	0	20.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	20.000	0	0	0	0	20.000
404	**00**	**00**	**00**	**Activos reales**	**15.000**	**0**	**0**	**0**	**0**	**15.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	10.000	0	0	0	0	10.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	10.000	0	0	0	0	10.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	10.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	5.000	0	0	0	0	5.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	5.000	0	0	0	0	5.000
				Totales	**2.124.195**	0	0	0	0	**2.124.195**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129578 530063000 FORTALECIMIENTO DE LA DEFENSA COMERCIAL PARA PROTECCIÓN DE LA PRODUCCIÓN Y EXPORTACIONES

OBJETIVO DEL PROYECTO: FORTALECER LA DEFENSA COMERCIAL PARA PROTEGER Y PROMOVER A LA PRODUCCIÓN NACIONAL Y CONTRIBUIR AL DESARROLLO DE LAS CAPACIDADES PRODUCTIVAS DEL PAÍS REQUERIDAS PARA EL AUMENTO DEL BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 20

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530063005 DESARROLLAR ESTUDIOS Y EVALUACIONES SOBRE VARIABLES DE COMERCIO INTERNACIONAL, PRODUCCIÓN Y CONSUMO; PARA APOYAR LA EJECUCIÓN DE LA POLÍTICA COMERCIAL

UNIDAD DE MEDIDA: PROCESO **META:** 4

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**495.000**	**0**	**0**	**0**	**0**	**495.000**
402	01	00	00	Productos alimenticios y agropecuarios	30.000	0	0	0	0	30.000
402	01	01	00	Alimentos y bebidas para personas	30.000	0	0	0	0	30.000
402	04	00	00	Productos de cuero y caucho	100.000	0	0	0	0	100.000
402	04	03	00	Cauchos y tripas para vehículos	100.000	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	205.000	0	0	0	0	205.000
402	05	01	00	Pulpa de madera, papel y cartón	40.000	0	0	0	0	40.000
402	05	03	00	Productos de papel y cartón para oficina	50.000	0	0	0	0	50.000
402	05	04	00	Libros, revistas y periódicos	5.000	0	0	0	0	5.000
402	05	06	00	Productos de papel y cartón para computación	3.000	0	0	0	0	3.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	107.000	0	0	0	0	107.000
402	06	00	00	Productos químicos y derivados	25.000	0	0	0	0	25.000
402	06	06	00	Combustibles y lubricantes	10.000	0	0	0	0	10.000
402	06	08	00	Productos plásticos	10.000	0	0	0	0	10.000
402	06	99	00	Otros productos de la industria química y conexos	5.000	0	0	0	0	5.000
402	08	00	00	Productos metálicos	50.000	0	0	0	0	50.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	50.000	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	85.000	0	0	0	0	85.000
402	10	02	00	Materiales y útiles de limpieza y aseo	25.000	0	0	0	0	25.000
402	10	03	00	Utensilios de cocina y comedor	15.000	0	0	0	0	15.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	25.000	0	0	0	0	25.000
402	10	07	00	Productos de seguridad en el trabajo	10.000	0	0	0	0	10.000
402	10	11	00	Materiales eléctricos	10.000	0	0	0	0	10.000
403	00	00	00	**Servicios no personales**	**1.464.195**	**0**	**0**	**0**	**0**	**1.464.195**
403	04	00	00	Servicios básicos	45.000	0	0	0	0	45.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129578 530063000 FORTALECIMIENTO DE LA DEFENSA COMERCIAL PARA PROTECCIÓN DE LA PRODUCCIÓN Y EXPORTACIONES

OBJETIVO DEL PROYECTO: FORTALECER LA DEFENSA COMERCIAL PARA PROTEGER Y PROMOVER A LA PRODUCCIÓN NACIONAL Y CONTRIBUIR AL DESARROLLO DE LAS CAPACIDADES PRODUCTIVAS DEL PAÍS REQUERIDAS PARA EL AUMENTO DEL BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 20

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530063005 DESARROLLAR ESTUDIOS Y EVALUACIONES SOBRE VARIABLES DE COMERCIO INTERNACIONAL, PRODUCCIÓN Y CONSUMO; PARA APOYAR LA EJECUCIÓN DE LA POLÍTICA COMERCIAL

UNIDAD DE MEDIDA: PROCESO **META:** 4

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	01	00	Electricidad	10.000	0	0	0	0	10.000
403	04	04	00	Teléfonos	10.000	0	0	0	0	10.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	10.000	0	0	0	0	10.000
403	04	05	00	Servicio de comunicaciones	8.000	0	0	0	0	8.000
403	04	06	00	Servicio de aseo urbano y domiciliario	5.000	0	0	0	0	5.000
403	04	07	00	Servicio de condominio	12.000	0	0	0	0	12.000
403	06	00	00	Servicios de transporte y almacenaje	20.000	0	0	0	0	20.000
403	06	03	00	Estacionamiento	15.000	0	0	0	0	15.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	5.000	0	0	0	0	5.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	70.000	0	0	0	0	70.000
403	07	02	00	Imprenta y reproducción	40.000	0	0	0	0	40.000
403	07	03	00	Relaciones sociales	10.000	0	0	0	0	10.000
403	07	04	00	Avisos	20.000	0	0	0	0	20.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	205.000	0	0	0	0	205.000
403	08	01	00	Primas y gastos de seguros	200.000	0	0	0	0	200.000
403	08	02	00	Comisiones y gastos bancarios	5.000	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	701.000	0	0	0	0	701.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	300.000
403	09	02	00	Viáticos y pasajes fuera del país	400.000	0	0	0	0	400.000
403	09	03	00	Asignación por kilómetros recorridos	1.000	0	0	0	0	1.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	40.000	0	0	0	0	40.000
403	10	07	00	Servicios de capacitación y adiestramiento	30.000	0	0	0	0	30.000
403	10	99	00	Otros servicios profesionales y técnicos	10.000	0	0	0	0	10.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	148.000	0	0	0	0	148.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	117.000	0	0	0	0	117.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129578 530063000 FORTALECIMIENTO DE LA DEFENSA COMERCIAL PARA PROTECCIÓN DE LA PRODUCCIÓN Y EXPORTACIONES

OBJETIVO DEL PROYECTO: FORTALECER LA DEFENSA COMERCIAL PARA PROTEGER Y PROMOVER A LA PRODUCCIÓN NACIONAL Y CONTRIBUIR AL DESARROLLO DE LAS CAPACIDADES PRODUCTIVAS DEL PAÍS REQUERIDAS PARA EL AUMENTO DEL BIENESTAR ECONÓMICO Y SOCIAL DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 20

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530063005 DESARROLLAR ESTUDIOS Y EVALUACIONES SOBRE VARIABLES DE COMERCIO INTERNACIONAL, PRODUCCIÓN Y CONSUMO; PARA APOYAR LA EJECUCIÓN DE LA POLÍTICA COMERCIAL

UNIDAD DE MEDIDA: PROCESO **META:** 4

RESPONSABLE/EJECUTOR: COMISIÓN ANTIDUMPING Y SOBRE SUBSIDIOS (CASS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	21.000	0	0	0	0	21.000
403	18	00	00	Impuestos indirectos	215.195	0	0	0	0	215.195
403	18	01	00	Impuesto al valor agregado	215.195	0	0	0	0	215.195
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	20.000	0	0	0	0	20.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	20.000	0	0	0	0	20.000
404	**00**	**00**	**00**	**Activos reales**	**10.000**	**0**	**0**	**0**	**0**	**10.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	10.000	0	0	0	0	10.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	10.000	0	0	0	0	10.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	10.000
				Totales	**1.969.195**	**0**	**0**	**0**	**0**	**1.969.195**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129589 530064000 CONTRIBUIR A LA CREACIÓN DE CONDICIONES QUE PERMITAN LA GOBERNABILIDAD DE LA ACTIVIDAD ECONÓMICA, MEDIANTE LA APLICACIÓN DE LOS PRINCIPIOS DE SOLIDARIDAD Y COMPLEMENTARIEDAD ECONÓMICA.

OBJETIVO DEL PROYECTO: EVITAR, DETECTAR Y COMBATIR LA CONFORMACIÓN DE MONOPOLIOS, OLIGOPOLIOS, CONCENTRACIONES ECONÓMICAS Y DEMÁS PRÁCTICAS ILÍCITAS DEL COMERCIO, A FIN DE CONTRIBUIR CON LA DEMOCRACIA ECONÓMICA Y EL BIENESTAR SOCIAL MEDIANTE LA SANCIÓN Y REGULACIÓN DE LOS AGENTES ECONÓMICOS QUE INCURRAN EN TALES PRÁCTICAS.

UNIDAD DE MEDIDA: PROCESO **META:** 131

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**71.929.784**	0	0	0	0	**71.929.784**
401	01	00	00	Sueldos, salarios y otras retribuciones	14.123.064	0	0	0	0	14.123.064
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.833.064	0	0	0	0	4.833.064
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.570.000	0	0	0	0	2.570.000
401	01	18	00	Remuneraciones al personal contratado	6.100.000	0	0	0	0	6.100.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	5.600.000	0	0	0	0	5.600.000
401	01	18	02	Remuneraciones por honorarios profesionales	500.000	0	0	0	0	500.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	150.000	0	0	0	0	150.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	170.000	0	0	0	0	170.000
401	01	99	00	Otras retribuciones	300.000	0	0	0	0	300.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.510.000	0	0	0	0	1.510.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	360.000	0	0	0	0	360.000
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.150.000	0	0	0	0	1.150.000
401	03	00	00	Primas	7.573.000	0	0	0	0	7.573.000
401	03	02	00	Primas de transporte a empleados	604.800	0	0	0	0	604.800
401	03	04	00	Primas por hijos a empleados	151.200	0	0	0	0	151.200
401	03	08	00	Primas de profesionalización a empleados	792.000	0	0	0	0	792.000
401	03	09	00	Primas por antigüedad a empleados	768.000	0	0	0	0	768.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.176.000	0	0	0	0	1.176.000
401	03	17	00	Primas de transporte a obreros	528.000	0	0	0	0	528.000
401	03	19	00	Primas por hijos de obreros	180.000	0	0	0	0	180.000
401	03	21	00	Primas por antigüedad a obreros	624.000	0	0	0	0	624.000
401	03	22	00	Primas de profesionalización a obreros	75.000	0	0	0	0	75.000
401	03	37	00	Primas de transporte al personal contratado	920.000	0	0	0	0	920.000
401	03	39	00	Primas por hijos al personal contratado	156.000	0	0	0	0	156.000
401	03	40	00	Primas de profesionalización al personal contratado	920.000	0	0	0	0	920.000
401	03	41	00	Primas por antigüedad al personal contratado	516.000	0	0	0	0	516.000
401	03	47	00	Primas al personal de alto nivel y de dirección	162.000	0	0	0	0	162.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129589 530064000 CONTRIBUIR A LA CREACIÓN DE CONDICIONES QUE PERMITAN LA GOBERNABILIDAD DE LA ACTIVIDAD ECONÓMICA, MEDIANTE LA APLICACIÓN DE LOS PRINCIPIOS DE SOLIDARIDAD Y COMPLEMENTARIEDAD ECONÓMICA.

OBJETIVO DEL PROYECTO: EVITAR, DETECTAR Y COMBATIR LA CONFORMACIÓN DE MONOPOLIOS, OLIGOPOLIOS, CONCENTRACIONES ECONÓMICAS Y DEMÁS PRÁCTICAS ILÍCITAS DEL COMERCIO, A FIN DE CONTRIBUIR CON LA DEMOCRACIA ECONÓMICA Y EL BIENESTAR SOCIAL MEDIANTE LA SANCIÓN Y REGULACIÓN DE LOS AGENTES ECONÓMICOS QUE INCURRAN EN TALES PRÁCTICAS.

UNIDAD DE MEDIDA: PROCESO **META:** 131

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	00	00	Complementos de sueldos y salarios	5.199.400	0	0	0	0	5.199.400
401	04	08	00	Bono compensatorio de alimentación a empleados	1.530.900	0	0	0	0	1.530.900
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	550.000	0	0	0	0	550.000
401	04	18	00	Bono compensatorio de alimentación a obreros	1.360.800	0	0	0	0	1.360.800
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.701.000	0	0	0	0	1.701.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	56.700	0	0	0	0	56.700
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	14.540.000	0	0	0	0	14.540.000
401	05	01	00	Aguinaldos a empleados	3.200.000	0	0	0	0	3.200.000
401	05	03	00	Bono vacacional a empleados	1.800.000	0	0	0	0	1.800.000
401	05	04	00	Aguinaldos a obreros	2.250.000	0	0	0	0	2.250.000
401	05	06	00	Bono vacacional a obreros	1.380.000	0	0	0	0	1.380.000
401	05	07	00	Aguinaldos al personal contratado	3.800.000	0	0	0	0	3.800.000
401	05	08	00	Bono vacacional al personal contratado	1.800.000	0	0	0	0	1.800.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	190.000	0	0	0	0	190.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	120.000	0	0	0	0	120.000
401	06	00	00	Aportes patronales y legales	4.300.100	0	0	0	0	4.300.100
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	720.000	0	0	0	0	720.000
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	440.000	0	0	0	0	440.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	168.000	0	0	0	0	168.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	440.000	0	0	0	0	440.000
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	600.000	0	0	0	0	600.000
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	180.000	0	0	0	0	180.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	144.000	0	0	0	0	144.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	180.000	0	0	0	0	180.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	868.000	0	0	0	0	868.000
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	250.000	0	0	0	0	250.000
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	180.000	0	0	0	0	180.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	48.000	0	0	0	0	48.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129589 530064000 CONTRIBUIR A LA CREACIÓN DE CONDICIONES QUE PERMITAN LA GOBERNABILIDAD DE LA ACTIVIDAD ECONÓMICA, MEDIANTE LA APLICACIÓN DE LOS PRINCIPIOS DE SOLIDARIDAD Y COMPLEMENTARIEDAD ECONÓMICA.

OBJETIVO DEL PROYECTO: EVITAR, DETECTAR Y COMBATIR LA CONFORMACIÓN DE MONOPOLIOS, OLIGOPOLIOS, CONCENTRACIONES ECONÓMICAS Y DEMÁS PRÁCTICAS ILÍCITAS DEL COMERCIO, A FIN DE CONTRIBUIR CON LA DEMOCRACIA ECONÓMICA Y EL BIENESTAR SOCIAL MEDIANTE LA SANCIÓN Y REGULACIÓN DE LOS AGENTES ECONÓMICOS QUE INCURRAN EN TALES PRÁCTICAS.

UNIDAD DE MEDIDA: PROCESO **META:** 131

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	44.000	0	0	0	0	44.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	20.600	0	0	0	0	20.600
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	17.500	0	0	0	0	17.500
401	07	00	00	Asistencia socio-económica	16.502.800	0	0	0	0	16.502.800
401	07	01	00	Capacitación y adiestramiento a empleados	100.000	0	0	0	0	100.000
401	07	02	00	Becas a empleados	248.400	0	0	0	0	248.400
401	07	03	00	Ayudas por matrimonio a empleados	1.500	0	0	0	0	1.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.000	0	0	0	0	2.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	740.000	0	0	0	0	740.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	3.250.000	0	0	0	0	3.250.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	115.000	0	0	0	0	115.000
401	07	10	00	Dotación de uniformes a empleados	550.000	0	0	0	0	550.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	120.000	0	0	0	0	120.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	112.500	0	0	0	0	112.500
401	07	18	00	Becas a obreros	216.000	0	0	0	0	216.000
401	07	19	00	Ayudas por matrimonio de obreros	6.000	0	0	0	0	6.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	8.000	0	0	0	0	8.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	580.000	0	0	0	0	580.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	3.250.000	0	0	0	0	3.250.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	65.000	0	0	0	0	65.000
401	07	26	00	Dotación de uniformes a obreros	850.000	0	0	0	0	850.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	158.400	0	0	0	0	158.400
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	51.000	0	0	0	0	51.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	15.000	0	0	0	0	15.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	1.500	0	0	0	0	1.500
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.000	0	0	0	0	2.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	64.000	0	0	0	0	64.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129589 530064000 CONTRIBUIR A LA CREACIÓN DE CONDICIONES QUE PERMITAN LA GOBERNABILIDAD DE LA ACTIVIDAD ECONÓMICA, MEDIANTE LA APLICACIÓN DE LOS PRINCIPIOS DE SOLIDARIDAD Y COMPLEMENTARIEDAD ECONÓMICA.

OBJETIVO DEL PROYECTO: EVITAR, DETECTAR Y COMBATIR LA CONFORMACIÓN DE MONOPOLIOS, OLIGOPOLIOS, CONCENTRACIONES ECONÓMICAS Y DEMÁS PRÁCTICAS ILÍCITAS DEL COMERCIO, A FIN DE CONTRIBUIR CON LA DEMOCRACIA ECONÓMICA Y EL BIENESTAR SOCIAL MEDIANTE LA SANCIÓN Y REGULACIÓN DE LOS AGENTES ECONÓMICOS QUE INCURRAN EN TALES PRÁCTICAS.

UNIDAD DE MEDIDA: PROCESO **META:** 131

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	250.000	0	0	0	0	250.000
401	07	74	00	Capacitación y adiestramiento al personal contratado	100.000	0	0	0	0	100.000
401	07	75	00	Becas al personal contratado	324.000	0	0	0	0	324.000
401	07	76	00	Ayudas por matrimonio al personal contratado	10.000	0	0	0	0	10.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	12.000	0	0	0	0	12.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	800.000	0	0	0	0	800.000
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	3.550.000	0	0	0	0	3.550.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	170.000	0	0	0	0	170.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	500.000	0	0	0	0	500.000
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	112.500	0	0	0	0	112.500
401	07	99	00	Otras subvenciones al personal contratado	168.000	0	0	0	0	168.000
401	08	00	00	Prestaciones sociales e indemnizaciones	8.131.420	0	0	0	0	8.131.420
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.806.420	0	0	0	0	2.806.420
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.200.000	0	0	0	0	2.200.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.975.000	0	0	0	0	2.975.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	150.000	0	0	0	0	150.000
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	50.000	0	0	0	0	50.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	50.000	0	0	0	0	50.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.582.000**	**0**	**0**	**0**	**0**	**4.582.000**
402	01	00	00	Productos alimenticios y agropecuarios	350.000	0	0	0	0	350.000
402	01	01	00	Alimentos y bebidas para personas	350.000	0	0	0	0	350.000
402	04	00	00	Productos de cuero y caucho	600.000	0	0	0	0	600.000
402	04	03	00	Cauchos y tripas para vehículos	600.000	0	0	0	0	600.000
402	05	00	00	Productos de papel, cartón e impresos	530.000	0	0	0	0	530.000
402	05	01	00	Pulpa de madera, papel y cartón	100.000	0	0	0	0	100.000
402	05	02	00	Envases y cajas de papel y cartón	85.000	0	0	0	0	85.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	200.000
402	05	04	00	Libros, revistas y periódicos	45.000	0	0	0	0	45.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129589 530064000 CONTRIBUIR A LA CREACIÓN DE CONDICIONES QUE PERMITAN LA GOBERNABILIDAD DE LA ACTIVIDAD ECONÓMICA, MEDIANTE LA APLICACIÓN DE LOS PRINCIPIOS DE SOLIDARIDAD Y COMPLEMENTARIEDAD ECONÓMICA.

OBJETIVO DEL PROYECTO: EVITAR, DETECTAR Y COMBATIR LA CONFORMACIÓN DE MONOPOLIOS, OLIGOPOLIOS, CONCENTRACIONES ECONÓMICAS Y DEMÁS PRÁCTICAS ILÍCITAS DEL COMERCIO, A FIN DE CONTRIBUIR CON LA DEMOCRACIA ECONÓMICA Y EL BIENESTAR SOCIAL MEDIANTE LA SANCIÓN Y REGULACIÓN DE LOS AGENTES ECONÓMICOS QUE INCURRAN EN TALES PRÁCTICAS.

UNIDAD DE MEDIDA: PROCESO **META:** 131

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	06	00	Productos de papel y cartón para computación	50.000	0	0	0	0	50.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	50.000	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	1.322.000	0	0	0	0	1.322.000
402	06	03	00	Tintas, pinturas y colorantes	1.000.000	0	0	0	0	1.000.000
402	06	04	00	Productos farmacéuticos y medicamentos	12.000	0	0	0	0	12.000
402	06	05	00	Productos de tocador	10.000	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	200.000	0	0	0	0	200.000
402	06	08	00	Productos plásticos	100.000	0	0	0	0	100.000
402	08	00	00	Productos metálicos	680.000	0	0	0	0	680.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	180.000	0	0	0	0	180.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	300.000	0	0	0	0	300.000
402	08	10	00	Repuestos y accesorios para otros equipos	200.000	0	0	0	0	200.000
402	10	00	00	Productos varios y útiles diversos	995.000	0	0	0	0	995.000
402	10	02	00	Materiales y útiles de limpieza y aseo	150.000	0	0	0	0	150.000
402	10	03	00	Utensilios de cocina y comedor	30.000	0	0	0	0	30.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	150.000	0	0	0	0	150.000
402	10	06	00	Condecoraciones, ofrendas y similares	75.000	0	0	0	0	75.000
402	10	08	00	Materiales para equipos de computación	300.000	0	0	0	0	300.000
402	10	11	00	Materiales eléctricos	290.000	0	0	0	0	290.000
402	99	00	00	Otros materiales y suministros	105.000	0	0	0	0	105.000
402	99	01	00	Otros materiales y suministros	105.000	0	0	0	0	105.000
403	**00**	**00**	**00**	**Servicios no personales**	**7.149.254**	**0**	**0**	**0**	**0**	**7.149.254**
403	02	00	00	Alquileres de maquinaria y equipos	25.000	0	0	0	0	25.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	25.000	0	0	0	0	25.000
403	04	00	00	Servicios básicos	266.741	0	0	0	0	266.741
403	04	04	00	Teléfonos	220.000	0	0	0	0	220.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	220.000	0	0	0	0	220.000
403	04	05	00	Servicio de comunicaciones	46.741	0	0	0	0	46.741
403	06	00	00	Servicios de transporte y almacenaje	80.000	0	0	0	0	80.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129589 530064000 CONTRIBUIR A LA CREACIÓN DE CONDICIONES QUE PERMITAN LA GOBERNABILIDAD DE LA ACTIVIDAD ECONÓMICA, MEDIANTE LA APLICACIÓN DE LOS PRINCIPIOS DE SOLIDARIDAD Y COMPLEMENTARIEDAD ECONÓMICA.

OBJETIVO DEL PROYECTO: EVITAR, DETECTAR Y COMBATIR LA CONFORMACIÓN DE MONOPOLIOS, OLIGOPOLIOS, CONCENTRACIONES ECONÓMICAS Y DEMÁS PRÁCTICAS ILÍCITAS DEL COMERCIO, A FIN DE CONTRIBUIR CON LA DEMOCRACIA ECONÓMICA Y EL BIENESTAR SOCIAL MEDIANTE LA SANCIÓN Y REGULACIÓN DE LOS AGENTES ECONÓMICOS QUE INCURRAN EN TALES PRÁCTICAS.

UNIDAD DE MEDIDA: PROCESO **META:** 131

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	01	00	Fletes y embalajes	5.000	0	0	0	0	5.000
403	06	03	00	Estacionamiento	70.000	0	0	0	0	70.000
403	06	04	00	Peaje	5.000	0	0	0	0	5.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	625.000	0	0	0	0	625.000
403	07	01	00	Publicidad y propaganda	200.000	0	0	0	0	200.000
403	07	02	00	Imprenta y reproducción	200.000	0	0	0	0	200.000
403	07	03	00	Relaciones sociales	75.000	0	0	0	0	75.000
403	07	04	00	Avisos	150.000	0	0	0	0	150.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	385.000	0	0	0	0	385.000
403	08	01	00	Primas y gastos de seguros	350.000	0	0	0	0	350.000
403	08	02	00	Comisiones y gastos bancarios	35.000	0	0	0	0	35.000
403	09	00	00	Viáticos y pasajes	825.000	0	0	0	0	825.000
403	09	01	00	Viáticos y pasajes dentro del país	450.000	0	0	0	0	450.000
403	09	02	00	Viáticos y pasajes fuera del país	375.000	0	0	0	0	375.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	230.000	0	0	0	0	230.000
403	10	07	00	Servicios de capacitación y adiestramiento	180.000	0	0	0	0	180.000
403	10	99	00	Otros servicios profesionales y técnicos	50.000	0	0	0	0	50.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.032.513	0	0	0	0	2.032.513
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.310.000	0	0	0	0	1.310.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	522.513	0	0	0	0	522.513
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	200.000	0	0	0	0	200.000
403	12	00	00	Conservación y reparaciones menores de obras	50.000	0	0	0	0	50.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	50.000	0	0	0	0	50.000
403	15	00	00	Servicios fiscales	15.000	0	0	0	0	15.000
403	15	02	00	Tasas y otros derechos obligatorios	15.000	0	0	0	0	15.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	350.000	0	0	0	0	350.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	350.000	0	0	0	0	350.000
403	18	00	00	Impuestos indirectos	1.950.000	0	0	0	0	1.950.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129589 530064000 CONTRIBUIR A LA CREACIÓN DE CONDICIONES QUE PERMITAN LA GOBERNABILIDAD DE LA ACTIVIDAD ECONÓMICA, MEDIANTE LA APLICACIÓN DE LOS PRINCIPIOS DE SOLIDARIDAD Y COMPLEMENTARIEDAD ECONÓMICA.

OBJETIVO DEL PROYECTO: EVITAR, DETECTAR Y COMBATIR LA CONFORMACIÓN DE MONOPOLIOS, OLIGOPOLIOS, CONCENTRACIONES ECONÓMICAS Y DEMÁS PRÁCTICAS ILÍCITAS DEL COMERCIO, A FIN DE CONTRIBUIR CON LA DEMOCRACIA ECONÓMICA Y EL BIENESTAR SOCIAL MEDIANTE LA SANCIÓN Y REGULACIÓN DE LOS AGENTES ECONÓMICOS QUE INCURRAN EN TALES PRÁCTICAS.

UNIDAD DE MEDIDA: PROCESO **META:** 131

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	1.950.000	0	0	0	0	1.950.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	135.000	0	0	0	0	135.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	135.000	0	0	0	0	135.000
403	99	00	00	Otros servicios no personales	180.000	0	0	0	0	180.000
403	99	01	00	Otros servicios no personales	180.000	0	0	0	0	180.000
404	**00**	**00**	**00**	**Activos reales**	**4.535.000**	**0**	**0**	**0**	**0**	**4.535.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	900.000	0	0	0	0	900.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	900.000	0	0	0	0	900.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	900.000	0	0	0	0	900.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	150.000	0	0	0	0	150.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	150.000	0	0	0	0	150.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	250.000	0	0	0	0	250.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	250.000	0	0	0	0	250.000
404	04	00	00	Equipos de transporte, tracción y elevación	600.000	0	0	0	0	600.000
404	04	01	00	Vehículos automotores terrestres	600.000	0	0	0	0	600.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	300.000
404	05	01	00	Equipos de telecomunicaciones	300.000	0	0	0	0	300.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	185.000	0	0	0	0	185.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	100.000	0	0	0	0	100.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	85.000	0	0	0	0	85.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.150.000	0	0	0	0	2.150.000
404	09	01	00	Mobiliario y equipos de oficina	1.000.000	0	0	0	0	1.000.000
404	09	02	00	Equipos de computación	950.000	0	0	0	0	950.000
404	09	03	00	Mobiliario y equipos de alojamiento	200.000	0	0	0	0	200.000
				Totales	**88.196.038**	**0**	**0**	**0**	**0**	**88.196.038**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

53 - 60

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129589 530064000 CONTRIBUIR A LA CREACIÓN DE CONDICIONES QUE PERMITAN LA GOBERNABILIDAD DE LA ACTIVIDAD ECONÓMICA, MEDIANTE LA APLICACIÓN DE LOS PRINCIPIOS DE SOLIDARIDAD Y COMPLEMENTARIEDAD ECONÓMICA.

OBJETIVO DEL PROYECTO: EVITAR, DETECTAR Y COMBATIR LA CONFORMACIÓN DE MONOPOLIOS, OLIGOPOLIOS, CONCENTRACIONES ECONÓMICAS Y DEMÁS PRÁCTICAS ILÍCITAS DEL COMERCIO, A FIN DE CONTRIBUIR CON LA DEMOCRACIA ECONÓMICA Y EL BIENESTAR SOCIAL MEDIANTE LA SANCIÓN Y REGULACIÓN DE LOS AGENTES ECONÓMICOS QUE INCURRAN EN TALES PRÁCTICAS.

UNIDAD DE MEDIDA: PROCESO **META:** 131

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129589 530064000 CONTRIBUIR A LA CREACIÓN DE CONDICIONES QUE PERMITAN LA GOBERNABILIDAD DE LA ACTIVIDAD ECONÓMICA, MEDIANTE LA APLICACIÓN DE LOS PRINCIPIOS DE SOLIDARIDAD Y COMPLEMENTARIEDAD ECONÓMICA.

OBJETIVO DEL PROYECTO: EVITAR, DETECTAR Y COMBATIR LA CONFORMACIÓN DE MONOPOLIOS, OLIGOPOLIOS, CONCENTRACIONES ECONÓMICAS Y DEMÁS PRÁCTICAS ILÍCITAS DEL COMERCIO, A FIN DE CONTRIBUIR CON LA DEMOCRACIA ECONÓMICA Y EL BIENESTAR SOCIAL MEDIANTE LA SANCIÓN Y REGULACIÓN DE LOS AGENTES ECONÓMICOS QUE INCURRAN EN TALES PRÁCTICAS.

UNIDAD DE MEDIDA: PROCESO **META:** 131

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530064001 REALIZAR INVESTIGACIONES DE OFICIO, POR DENUNCIA O POR RESULTADO DEL MONITOREO DE SITUACIONES QUE AFECTAN EL MERCADO A OBJETO DE DICTAR MEDIDAS PREVENTIVAS, PROPONER POLÍTICAS PÚBLICAS, ÓRDENES Y PROCEDIMIENTOS SANCIONATORIOS

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 10

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**71.929.784**	**0**	**0**	**0**	**0**	**71.929.784**
401	01	00	00	Sueldos, salarios y otras retribuciones	14.123.064	0	0	0	0	14.123.064
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.833.064	0	0	0	0	4.833.064
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.570.000	0	0	0	0	2.570.000
401	01	18	00	Remuneraciones al personal contratado	6.100.000	0	0	0	0	6.100.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	5.600.000	0	0	0	0	5.600.000
401	01	18	02	Remuneraciones por honorarios profesionales	500.000	0	0	0	0	500.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	150.000	0	0	0	0	150.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	170.000	0	0	0	0	170.000
401	01	99	00	Otras retribuciones	300.000	0	0	0	0	300.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.510.000	0	0	0	0	1.510.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	360.000	0	0	0	0	360.000
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.150.000	0	0	0	0	1.150.000
401	03	00	00	Primas	7.573.000	0	0	0	0	7.573.000
401	03	02	00	Primas de transporte a empleados	604.800	0	0	0	0	604.800
401	03	04	00	Primas por hijos a empleados	151.200	0	0	0	0	151.200
401	03	08	00	Primas de profesionalización a empleados	792.000	0	0	0	0	792.000
401	03	09	00	Primas por antigüedad a empleados	768.000	0	0	0	0	768.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.176.000	0	0	0	0	1.176.000
401	03	17	00	Primas de transporte a obreros	528.000	0	0	0	0	528.000
401	03	19	00	Primas por hijos de obreros	180.000	0	0	0	0	180.000
401	03	21	00	Primas por antigüedad a obreros	624.000	0	0	0	0	624.000
401	03	22	00	Primas de profesionalización a obreros	75.000	0	0	0	0	75.000
401	03	37	00	Primas de transporte al personal contratado	920.000	0	0	0	0	920.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129589 530064000 CONTRIBUIR A LA CREACIÓN DE CONDICIONES QUE PERMITAN LA GOBERNABILIDAD DE LA ACTIVIDAD ECONÓMICA, MEDIANTE LA APLICACIÓN DE LOS PRINCIPIOS DE SOLIDARIDAD Y COMPLEMENTARIEDAD ECONÓMICA.

OBJETIVO DEL PROYECTO: EVITAR, DETECTAR Y COMBATIR LA CONFORMACIÓN DE MONOPOLIOS, OLIGOPOLIOS, CONCENTRACIONES ECONÓMICAS Y DEMÁS PRÁCTICAS ILÍCITAS DEL COMERCIO, A FIN DE CONTRIBUIR CON LA DEMOCRACIA ECONÓMICA Y EL BIENESTAR SOCIAL MEDIANTE LA SANCIÓN Y REGULACIÓN DE LOS AGENTES ECONÓMICOS QUE INCURRAN EN TALES PRÁCTICAS.

UNIDAD DE MEDIDA: PROCESO **META:** 131

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530064001 REALIZAR INVESTIGACIONES DE OFICIO, POR DENUNCIA O POR RESULTADO DEL MONITOREO DE SITUACIONES QUE AFECTAN EL MERCADO A OBJETO DE DICTAR MEDIDAS PREVENTIVAS, PROPONER POLÍTICAS PÚBLICAS, ÓRDENES Y PROCEDIMIENTOS SANCIONATORIOS

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 10

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	39	00	Primas por hijos al personal contratado	156.000	0	0	0	0	156.000
401	03	40	00	Primas de profesionalización al personal contratado	920.000	0	0	0	0	920.000
401	03	41	00	Primas por antigüedad al personal contratado	516.000	0	0	0	0	516.000
401	03	47	00	Primas al personal de alto nivel y de dirección	162.000	0	0	0	0	162.000
401	04	00	00	Complementos de sueldos y salarios	5.199.400	0	0	0	0	5.199.400
401	04	08	00	Bono compensatorio de alimentación a empleados	1.530.900	0	0	0	0	1.530.900
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	550.000	0	0	0	0	550.000
401	04	18	00	Bono compensatorio de alimentación a obreros	1.360.800	0	0	0	0	1.360.800
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.701.000	0	0	0	0	1.701.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	56.700	0	0	0	0	56.700
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	14.540.000	0	0	0	0	14.540.000
401	05	01	00	Aguinaldos a empleados	3.200.000	0	0	0	0	3.200.000
401	05	03	00	Bono vacacional a empleados	1.800.000	0	0	0	0	1.800.000
401	05	04	00	Aguinaldos a obreros	2.250.000	0	0	0	0	2.250.000
401	05	06	00	Bono vacacional a obreros	1.380.000	0	0	0	0	1.380.000
401	05	07	00	Aguinaldos al personal contratado	3.800.000	0	0	0	0	3.800.000
401	05	08	00	Bono vacacional al personal contratado	1.800.000	0	0	0	0	1.800.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	190.000	0	0	0	0	190.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	120.000	0	0	0	0	120.000
401	06	00	00	Aportes patronales y legales	4.300.100	0	0	0	0	4.300.100
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	720.000	0	0	0	0	720.000
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	440.000	0	0	0	0	440.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	168.000	0	0	0	0	168.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	440.000	0	0	0	0	440.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129589 530064000 CONTRIBUIR A LA CREACIÓN DE CONDICIONES QUE PERMITAN LA GOBERNABILIDAD DE LA ACTIVIDAD ECONÓMICA, MEDIANTE LA APLICACIÓN DE LOS PRINCIPIOS DE SOLIDARIDAD Y COMPLEMENTARIEDAD ECONÓMICA.

OBJETIVO DEL PROYECTO: EVITAR, DETECTAR Y COMBATIR LA CONFORMACIÓN DE MONOPOLIOS, OLIGOPOLIOS, CONCENTRACIONES ECONÓMICAS Y DEMÁS PRÁCTICAS ILÍCITAS DEL COMERCIO, A FIN DE CONTRIBUIR CON LA DEMOCRACIA ECONÓMICA Y EL BIENESTAR SOCIAL MEDIANTE LA SANCIÓN Y REGULACIÓN DE LOS AGENTES ECONÓMICOS QUE INCURRAN EN TALES PRÁCTICAS.

UNIDAD DE MEDIDA: PROCESO **META:** 131

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530064001 REALIZAR INVESTIGACIONES DE OFICIO, POR DENUNCIA O POR RESULTADO DEL MONITOREO DE SITUACIONES QUE AFECTAN EL MERCADO A OBJETO DE DICTAR MEDIDAS PREVENTIVAS, PROPONER POLÍTICAS PÚBLICAS, ÓRDENES Y PROCEDIMIENTOS SANCIONATORIOS

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 10

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	600.000	0	0	0	0	600.000
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	180.000	0	0	0	0	180.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	144.000	0	0	0	0	144.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	180.000	0	0	0	0	180.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	868.000	0	0	0	0	868.000
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	250.000	0	0	0	0	250.000
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	180.000	0	0	0	0	180.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	48.000	0	0	0	0	48.000
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	44.000	0	0	0	0	44.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	20.600	0	0	0	0	20.600
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	17.500	0	0	0	0	17.500
401	07	00	00	Asistencia socio-económica	16.502.800	0	0	0	0	16.502.800
401	07	01	00	Capacitación y adiestramiento a empleados	100.000	0	0	0	0	100.000
401	07	02	00	Becas a empleados	248.400	0	0	0	0	248.400
401	07	03	00	Ayudas por matrimonio a empleados	1.500	0	0	0	0	1.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.000	0	0	0	0	2.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	740.000	0	0	0	0	740.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	3.250.000	0	0	0	0	3.250.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	115.000	0	0	0	0	115.000
401	07	10	00	Dotación de uniformes a empleados	550.000	0	0	0	0	550.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	120.000	0	0	0	0	120.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	112.500	0	0	0	0	112.500

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129589 530064000 CONTRIBUIR A LA CREACIÓN DE CONDICIONES QUE PERMITAN LA GOBERNABILIDAD DE LA ACTIVIDAD ECONÓMICA, MEDIANTE LA APLICACIÓN DE LOS PRINCIPIOS DE SOLIDARIDAD Y COMPLEMENTARIEDAD ECONÓMICA.

OBJETIVO DEL PROYECTO: EVITAR, DETECTAR Y COMBATIR LA CONFORMACIÓN DE MONOPOLIOS, OLIGOPOLIOS, CONCENTRACIONES ECONÓMICAS Y DEMÁS PRÁCTICAS ILÍCITAS DEL COMERCIO, A FIN DE CONTRIBUIR CON LA DEMOCRACIA ECONÓMICA Y EL BIENESTAR SOCIAL MEDIANTE LA SANCIÓN Y REGULACIÓN DE LOS AGENTES ECONÓMICOS QUE INCURRAN EN TALES PRÁCTICAS.

UNIDAD DE MEDIDA: PROCESO **META:** 131

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530064001 REALIZAR INVESTIGACIONES DE OFICIO, POR DENUNCIA O POR RESULTADO DEL MONITOREO DE SITUACIONES QUE AFECTAN EL MERCADO A OBJETO DE DICTAR MEDIDAS PREVENTIVAS, PROPONER POLÍTICAS PÚBLICAS, ÓRDENES Y PROCEDIMIENTOS SANCIONATORIOS

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 10

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	18	00	Becas a obreros	216.000	0	0	0	0	216.000
401	07	19	00	Ayudas por matrimonio de obreros	6.000	0	0	0	0	6.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	8.000	0	0	0	0	8.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	580.000	0	0	0	0	580.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	3.250.000	0	0	0	0	3.250.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	65.000	0	0	0	0	65.000
401	07	26	00	Dotación de uniformes a obreros	850.000	0	0	0	0	850.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	158.400	0	0	0	0	158.400
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	51.000	0	0	0	0	51.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	15.000	0	0	0	0	15.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	1.500	0	0	0	0	1.500
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.000	0	0	0	0	2.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	64.000	0	0	0	0	64.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	250.000	0	0	0	0	250.000
401	07	74	00	Capacitación y adiestramiento al personal contratado	100.000	0	0	0	0	100.000
401	07	75	00	Becas al personal contratado	324.000	0	0	0	0	324.000
401	07	76	00	Ayudas por matrimonio al personal contratado	10.000	0	0	0	0	10.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	12.000	0	0	0	0	12.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	800.000	0	0	0	0	800.000
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	3.550.000	0	0	0	0	3.550.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	170.000	0	0	0	0	170.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	500.000	0	0	0	0	500.000
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	112.500	0	0	0	0	112.500

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129589 530064000 CONTRIBUIR A LA CREACIÓN DE CONDICIONES QUE PERMITAN LA GOBERNABILIDAD DE LA ACTIVIDAD ECONÓMICA, MEDIANTE LA APLICACIÓN DE LOS PRINCIPIOS DE SOLIDARIDAD Y COMPLEMENTARIEDAD ECONÓMICA.

OBJETIVO DEL PROYECTO: EVITAR, DETECTAR Y COMBATIR LA CONFORMACIÓN DE MONOPOLIOS, OLIGOPOLIOS, CONCENTRACIONES ECONÓMICAS Y DEMÁS PRÁCTICAS ILÍCITAS DEL COMERCIO, A FIN DE CONTRIBUIR CON LA DEMOCRACIA ECONÓMICA Y EL BIENESTAR SOCIAL MEDIANTE LA SANCIÓN Y REGULACIÓN DE LOS AGENTES ECONÓMICOS QUE INCURRAN EN TALES PRÁCTICAS.

UNIDAD DE MEDIDA: PROCESO **META:** 131

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530064001 REALIZAR INVESTIGACIONES DE OFICIO, POR DENUNCIA O POR RESULTADO DEL MONITOREO DE SITUACIONES QUE AFECTAN EL MERCADO A OBJETO DE DICTAR MEDIDAS PREVENTIVAS, PROPONER POLÍTICAS PÚBLICAS, ÓRDENES Y PROCEDIMIENTOS SANCIONATORIOS

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 10

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	99	00	Otras subvenciones al personal contratado	168.000	0	0	0	0	168.000
401	08	00	00	Prestaciones sociales e indemnizaciones	8.131.420	0	0	0	0	8.131.420
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.806.420	0	0	0	0	2.806.420
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.200.000	0	0	0	0	2.200.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.975.000	0	0	0	0	2.975.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	150.000	0	0	0	0	150.000
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	50.000	0	0	0	0	50.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	50.000	0	0	0	0	50.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.307.000**	**0**	**0**	**0**	**0**	**2.307.000**
402	01	00	00	Productos alimenticios y agropecuarios	70.000	0	0	0	0	70.000
402	01	01	00	Alimentos y bebidas para personas	70.000	0	0	0	0	70.000
402	04	00	00	Productos de cuero y caucho	600.000	0	0	0	0	600.000
402	04	03	00	Cauchos y tripas para vehículos	600.000	0	0	0	0	600.000
402	05	00	00	Productos de papel, cartón e impresos	220.000	0	0	0	0	220.000
402	05	01	00	Pulpa de madera, papel y cartón	20.000	0	0	0	0	20.000
402	05	02	00	Envases y cajas de papel y cartón	85.000	0	0	0	0	85.000
402	05	03	00	Productos de papel y cartón para oficina	50.000	0	0	0	0	50.000
402	05	04	00	Libros, revistas y periódicos	45.000	0	0	0	0	45.000
402	05	06	00	Productos de papel y cartón para computación	10.000	0	0	0	0	10.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.000	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	447.000	0	0	0	0	447.000
402	06	03	00	Tintas, pinturas y colorantes	300.000	0	0	0	0	300.000
402	06	04	00	Productos farmacéuticos y medicamentos	12.000	0	0	0	0	12.000
402	06	05	00	Productos de tocador	10.000	0	0	0	0	10.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129589 530064000 CONTRIBUIR A LA CREACIÓN DE CONDICIONES QUE PERMITAN LA GOBERNABILIDAD DE LA ACTIVIDAD ECONÓMICA, MEDIANTE LA APLICACIÓN DE LOS PRINCIPIOS DE SOLIDARIDAD Y COMPLEMENTARIEDAD ECONÓMICA.

OBJETIVO DEL PROYECTO: EVITAR, DETECTAR Y COMBATIR LA CONFORMACIÓN DE MONOPOLIOS, OLIGOPOLIOS, CONCENTRACIONES ECONÓMICAS Y DEMÁS PRÁCTICAS ILÍCITAS DEL COMERCIO, A FIN DE CONTRIBUIR CON LA DEMOCRACIA ECONÓMICA Y EL BIENESTAR SOCIAL MEDIANTE LA SANCIÓN Y REGULACIÓN DE LOS AGENTES ECONÓMICOS QUE INCURRAN EN TALES PRÁCTICAS.

UNIDAD DE MEDIDA: PROCESO **META:** 131

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530064001 REALIZAR INVESTIGACIONES DE OFICIO, POR DENUNCIA O POR RESULTADO DEL MONITOREO DE SITUACIONES QUE AFECTAN EL MERCADO A OBJETO DE DICTAR MEDIDAS PREVENTIVAS, PROPONER POLÍTICAS PÚBLICAS, ÓRDENES Y PROCEDIMIENTOS SANCIONATORIOS

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 10

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	06	00	Combustibles y lubricantes	100.000	0	0	0	0	100.000
402	06	08	00	Productos plásticos	25.000	0	0	0	0	25.000
402	08	00	00	Productos metálicos	540.000	0	0	0	0	540.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	40.000	0	0	0	0	40.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	300.000	0	0	0	0	300.000
402	08	10	00	Repuestos y accesorios para otros equipos	200.000	0	0	0	0	200.000
402	10	00	00	Productos varios y útiles diversos	410.000	0	0	0	0	410.000
402	10	02	00	Materiales y útiles de limpieza y aseo	150.000	0	0	0	0	150.000
402	10	03	00	Utensilios de cocina y comedor	30.000	0	0	0	0	30.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	150.000	0	0	0	0	150.000
402	10	06	00	Condecoraciones, ofrendas y similares	20.000	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	30.000	0	0	0	0	30.000
402	10	11	00	Materiales eléctricos	30.000	0	0	0	0	30.000
402	99	00	00	Otros materiales y suministros	20.000	0	0	0	0	20.000
402	99	01	00	Otros materiales y suministros	20.000	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.602.741**	**0**	**0**	**0**	**0**	**4.602.741**
403	02	00	00	Alquileres de maquinaria y equipos	25.000	0	0	0	0	25.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	25.000	0	0	0	0	25.000
403	04	00	00	Servicios básicos	266.741	0	0	0	0	266.741
403	04	04	00	Teléfonos	220.000	0	0	0	0	220.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	220.000	0	0	0	0	220.000
403	04	05	00	Servicio de comunicaciones	46.741	0	0	0	0	46.741
403	06	00	00	Servicios de transporte y almacenaje	76.000	0	0	0	0	76.000
403	06	01	00	Fletes y embalajes	1.000	0	0	0	0	1.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129589 530064000 CONTRIBUIR A LA CREACIÓN DE CONDICIONES QUE PERMITAN LA GOBERNABILIDAD DE LA ACTIVIDAD ECONÓMICA, MEDIANTE LA APLICACIÓN DE LOS PRINCIPIOS DE SOLIDARIDAD Y COMPLEMENTARIEDAD ECONÓMICA.

OBJETIVO DEL PROYECTO: EVITAR, DETECTAR Y COMBATIR LA CONFORMACIÓN DE MONOPOLIOS, OLIGOPOLIOS, CONCENTRACIONES ECONÓMICAS Y DEMÁS PRÁCTICAS ILÍCITAS DEL COMERCIO, A FIN DE CONTRIBUIR CON LA DEMOCRACIA ECONÓMICA Y EL BIENESTAR SOCIAL MEDIANTE LA SANCIÓN Y REGULACIÓN DE LOS AGENTES ECONÓMICOS QUE INCURRAN EN TALES PRÁCTICAS.

UNIDAD DE MEDIDA: PROCESO **META:** 131

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530064001 REALIZAR INVESTIGACIONES DE OFICIO, POR DENUNCIA O POR RESULTADO DEL MONITOREO DE SITUACIONES QUE AFECTAN EL MERCADO A OBJETO DE DICTAR MEDIDAS PREVENTIVAS, PROPONER POLÍTICAS PÚBLICAS, ÓRDENES Y PROCEDIMIENTOS SANCIONATORIOS

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 10

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	03	00	Estacionamiento	70.000	0	0	0	0	70.000
403	06	04	00	Peaje	5.000	0	0	0	0	5.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	145.000	0	0	0	0	145.000
403	07	01	00	Publicidad y propaganda	50.000	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	50.000
403	07	03	00	Relaciones sociales	15.000	0	0	0	0	15.000
403	07	04	00	Avisos	30.000	0	0	0	0	30.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	385.000	0	0	0	0	385.000
403	08	01	00	Primas y gastos de seguros	350.000	0	0	0	0	350.000
403	08	02	00	Comisiones y gastos bancarios	35.000	0	0	0	0	35.000
403	09	00	00	Viáticos y pasajes	165.000	0	0	0	0	165.000
403	09	01	00	Viáticos y pasajes dentro del país	95.000	0	0	0	0	95.000
403	09	02	00	Viáticos y pasajes fuera del país	70.000	0	0	0	0	70.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	50.000	0	0	0	0	50.000
403	10	07	00	Servicios de capacitación y adiestramiento	40.000	0	0	0	0	40.000
403	10	99	00	Otros servicios profesionales y técnicos	10.000	0	0	0	0	10.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	810.000	0	0	0	0	810.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	500.000	0	0	0	0	500.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	110.000	0	0	0	0	110.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	200.000	0	0	0	0	200.000
403	12	00	00	Conservación y reparaciones menores de obras	50.000	0	0	0	0	50.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	50.000	0	0	0	0	50.000
403	15	00	00	Servicios fiscales	15.000	0	0	0	0	15.000
403	15	02	00	Tasas y otros derechos obligatorios	15.000	0	0	0	0	15.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129589 530064000 CONTRIBUIR A LA CREACIÓN DE CONDICIONES QUE PERMITAN LA GOBERNABILIDAD DE LA ACTIVIDAD ECONÓMICA, MEDIANTE LA APLICACIÓN DE LOS PRINCIPIOS DE SOLIDARIDAD Y COMPLEMENTARIEDAD ECONÓMICA.

OBJETIVO DEL PROYECTO: EVITAR, DETECTAR Y COMBATIR LA CONFORMACIÓN DE MONOPOLIOS, OLIGOPOLIOS, CONCENTRACIONES ECONÓMICAS Y DEMÁS PRÁCTICAS ILÍCITAS DEL COMERCIO, A FIN DE CONTRIBUIR CON LA DEMOCRACIA ECONÓMICA Y EL BIENESTAR SOCIAL MEDIANTE LA SANCIÓN Y REGULACIÓN DE LOS AGENTES ECONÓMICOS QUE INCURRAN EN TALES PRÁCTICAS.

UNIDAD DE MEDIDA: PROCESO **META:** 131

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530064001 REALIZAR INVESTIGACIONES DE OFICIO, POR DENUNCIA O POR RESULTADO DEL MONITOREO DE SITUACIONES QUE AFECTAN EL MERCADO A OBJETO DE DICTAR MEDIDAS PREVENTIVAS, PROPONER POLÍTICAS PÚBLICAS, ÓRDENES Y PROCEDIMIENTOS SANCIONATORIOS

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 10

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	350.000	0	0	0	0	350.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	350.000	0	0	0	0	350.000
403	18	00	00	Impuestos indirectos	1.950.000	0	0	0	0	1.950.000
403	18	01	00	Impuesto al valor agregado	1.950.000	0	0	0	0	1.950.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	135.000	0	0	0	0	135.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	135.000	0	0	0	0	135.000
403	99	00	00	Otros servicios no personales	180.000	0	0	0	0	180.000
403	99	01	00	Otros servicios no personales	180.000	0	0	0	0	180.000
404	**00**	**00**	**00**	**Activos reales**	**1.940.000**	**0**	**0**	**0**	**0**	**1.940.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	900.000	0	0	0	0	900.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	900.000	0	0	0	0	900.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	900.000	0	0	0	0	900.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	150.000	0	0	0	0	150.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	150.000	0	0	0	0	150.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	250.000	0	0	0	0	250.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	250.000	0	0	0	0	250.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	60.000	0	0	0	0	60.000
404	05	01	00	Equipos de telecomunicaciones	60.000	0	0	0	0	60.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	40.000	0	0	0	0	40.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	20.000	0	0	0	0	20.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	20.000	0	0	0	0	20.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	540.000	0	0	0	0	540.000
404	09	01	00	Mobiliario y equipos de oficina	250.000	0	0	0	0	250.000
404	09	02	00	Equipos de computación	250.000	0	0	0	0	250.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129589 530064000 CONTRIBUIR A LA CREACIÓN DE CONDICIONES QUE PERMITAN LA GOBERNABILIDAD DE LA ACTIVIDAD ECONÓMICA, MEDIANTE LA APLICACIÓN DE LOS PRINCIPIOS DE SOLIDARIDAD Y COMPLEMENTARIEDAD ECONÓMICA.

OBJETIVO DEL PROYECTO: EVITAR, DETECTAR Y COMBATIR LA CONFORMACIÓN DE MONOPOLIOS, OLIGOPOLIOS, CONCENTRACIONES ECONÓMICAS Y DEMÁS PRÁCTICAS ILÍCITAS DEL COMERCIO, A FIN DE CONTRIBUIR CON LA DEMOCRACIA ECONÓMICA Y EL BIENESTAR SOCIAL MEDIANTE LA SANCIÓN Y REGULACIÓN DE LOS AGENTES ECONÓMICOS QUE INCURRAN EN TALES PRÁCTICAS.

UNIDAD DE MEDIDA: PROCESO **META:** 131

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530064001 REALIZAR INVESTIGACIONES DE OFICIO, POR DENUNCIA O POR RESULTADO DEL MONITOREO DE SITUACIONES QUE AFECTAN EL MERCADO A OBJETO DE DICTAR MEDIDAS PREVENTIVAS, PROPONER POLÍTICAS PÚBLICAS, ÓRDENES Y PROCEDIMIENTOS SANCIONATORIOS

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 10

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	40.000	0	0	0	0	40.000
				Totales	**80.779.525**	0	0	0	0	**80.779.525**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129589 530064000 CONTRIBUIR A LA CREACIÓN DE CONDICIONES QUE PERMITAN LA GOBERNABILIDAD DE LA ACTIVIDAD ECONÓMICA, MEDIANTE LA APLICACIÓN DE LOS PRINCIPIOS DE SOLIDARIDAD Y COMPLEMENTARIEDAD ECONÓMICA.

OBJETIVO DEL PROYECTO: EVITAR, DETECTAR Y COMBATIR LA CONFORMACIÓN DE MONOPOLIOS, OLIGOPOLIOS, CONCENTRACIONES ECONÓMICAS Y DEMÁS PRÁCTICAS ILÍCITAS DEL COMERCIO, A FIN DE CONTRIBUIR CON LA DEMOCRACIA ECONÓMICA Y EL BIENESTAR SOCIAL MEDIANTE LA SANCIÓN Y REGULACIÓN DE LOS AGENTES ECONÓMICOS QUE INCURRAN EN TALES PRÁCTICAS.

UNIDAD DE MEDIDA: PROCESO **META:** 131

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530064002 REALIZAR OPINIONES, DICTÁMENES, RESOLUCIONES, A FIN DE REGULAR LOS PROCESOS CONCENTRACIONISTAS, MONOPOLIOS, OLIGOPOLIOS Y PRÁCTICAS ILÍCITAS DE COMERCIO.

UNIDAD DE MEDIDA: DECISIÓN **META:** 15

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**445.000**	**0**	**0**	**0**	**0**	**445.000**
402	01	00	00	Productos alimenticios y agropecuarios	70.000	0	0	0	0	70.000
402	01	01	00	Alimentos y bebidas para personas	70.000	0	0	0	0	70.000
402	05	00	00	Productos de papel, cartón e impresos	50.000	0	0	0	0	50.000
402	05	01	00	Pulpa de madera, papel y cartón	10.000	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	20.000
402	05	06	00	Productos de papel y cartón para computación	10.000	0	0	0	0	10.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.000	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	115.000	0	0	0	0	115.000
402	06	03	00	Tintas, pinturas y colorantes	100.000	0	0	0	0	100.000
402	06	08	00	Productos plásticos	15.000	0	0	0	0	15.000
402	08	00	00	Productos metálicos	20.000	0	0	0	0	20.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	20.000	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	180.000	0	0	0	0	180.000
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	85.000	0	0	0	0	85.000
402	10	11	00	Materiales eléctricos	85.000	0	0	0	0	85.000
402	99	00	00	Otros materiales y suministros	10.000	0	0	0	0	10.000
402	99	01	00	Otros materiales y suministros	10.000	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**681.000**	**0**	**0**	**0**	**0**	**681.000**
403	06	00	00	Servicios de transporte y almacenaje	1.000	0	0	0	0	1.000
403	06	01	00	Fletes y embalajes	1.000	0	0	0	0	1.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	110.000	0	0	0	0	110.000
403	07	01	00	Publicidad y propaganda	40.000	0	0	0	0	40.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129589 530064000 CONTRIBUIR A LA CREACIÓN DE CONDICIONES QUE PERMITAN LA GOBERNABILIDAD DE LA ACTIVIDAD ECONÓMICA, MEDIANTE LA APLICACIÓN DE LOS PRINCIPIOS DE SOLIDARIDAD Y COMPLEMENTARIEDAD ECONÓMICA.

OBJETIVO DEL PROYECTO: EVITAR, DETECTAR Y COMBATIR LA CONFORMACIÓN DE MONOPOLIOS, OLIGOPOLIOS, CONCENTRACIONES ECONÓMICAS Y DEMÁS PRÁCTICAS ILÍCITAS DEL COMERCIO, A FIN DE CONTRIBUIR CON LA DEMOCRACIA ECONÓMICA Y EL BIENESTAR SOCIAL MEDIANTE LA SANCIÓN Y REGULACIÓN DE LOS AGENTES ECONÓMICOS QUE INCURRAN EN TALES PRÁCTICAS.

UNIDAD DE MEDIDA: PROCESO **META:** 131

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530064002 REALIZAR OPINIONES, DICTÁMENES, RESOLUCIONES, A FIN DE REGULAR LOS PROCESOS CONCENTRACIONISTAS, MONOPOLIOS, OLIGOPOLIOS Y PRÁCTICAS ILÍCITAS DE COMERCIO.

UNIDAD DE MEDIDA: DECISIÓN **META:** 15

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	02	00	Imprenta y reproducción	40.000	0	0	0	0	40.000
403	07	03	00	Relaciones sociales	20.000	0	0	0	0	20.000
403	07	04	00	Avisos	10.000	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	130.000	0	0	0	0	130.000
403	09	01	00	Viáticos y pasajes dentro del país	75.000	0	0	0	0	75.000
403	09	02	00	Viáticos y pasajes fuera del país	55.000	0	0	0	0	55.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	40.000	0	0	0	0	40.000
403	10	07	00	Servicios de capacitación y adiestramiento	30.000	0	0	0	0	30.000
403	10	99	00	Otros servicios profesionales y técnicos	10.000	0	0	0	0	10.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	400.000	0	0	0	0	400.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	300.000	0	0	0	0	300.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	100.000
404	**00**	**00**	**00**	**Activos reales**	**430.000**	**0**	**0**	**0**	**0**	**430.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	60.000	0	0	0	0	60.000
404	05	01	00	Equipos de telecomunicaciones	60.000	0	0	0	0	60.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	30.000	0	0	0	0	30.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	20.000	0	0	0	0	20.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	10.000	0	0	0	0	10.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	340.000	0	0	0	0	340.000
404	09	01	00	Mobiliario y equipos de oficina	150.000	0	0	0	0	150.000
404	09	02	00	Equipos de computación	150.000	0	0	0	0	150.000
404	09	03	00	Mobiliario y equipos de alojamiento	40.000	0	0	0	0	40.000
				Totales	**1.556.000**	**0**	**0**	**0**	**0**	**1.556.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129589 530064000 CONTRIBUIR A LA CREACIÓN DE CONDICIONES QUE PERMITAN LA GOBERNABILIDAD DE LA ACTIVIDAD ECONÓMICA, MEDIANTE LA APLICACIÓN DE LOS PRINCIPIOS DE SOLIDARIDAD Y COMPLEMENTARIEDAD ECONÓMICA.

OBJETIVO DEL PROYECTO: EVITAR, DETECTAR Y COMBATIR LA CONFORMACIÓN DE MONOPOLIOS, OLIGOPOLIOS, CONCENTRACIONES ECONÓMICAS Y DEMÁS PRÁCTICAS ILÍCITAS DEL COMERCIO, A FIN DE CONTRIBUIR CON LA DEMOCRACIA ECONÓMICA Y EL BIENESTAR SOCIAL MEDIANTE LA SANCIÓN Y REGULACIÓN DE LOS AGENTES ECONÓMICOS QUE INCURRAN EN TALES PRÁCTICAS.

UNIDAD DE MEDIDA: PROCESO **META:** 131

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530064003 REALIZAR MONITOREO, SEGUIMIENTO Y DEFENSAS JUDICIALES A FIN DE GARANTIZAR EL CUMPLIMIENTO DE LAS DECISIONES ADMINISTRATIVAS.

UNIDAD DE MEDIDA: CASO **META:** 42

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**800.000**	**0**	**0**	**0**	**0**	**800.000**
402	01	00	00	Productos alimenticios y agropecuarios	60.000	0	0	0	0	60.000
402	01	01	00	Alimentos y bebidas para personas	60.000	0	0	0	0	60.000
402	05	00	00	Productos de papel, cartón e impresos	100.000	0	0	0	0	100.000
402	05	01	00	Pulpa de madera, papel y cartón	20.000	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	60.000	0	0	0	0	60.000
402	05	06	00	Productos de papel y cartón para computación	10.000	0	0	0	0	10.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.000	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	415.000	0	0	0	0	415.000
402	06	03	00	Tintas, pinturas y colorantes	400.000	0	0	0	0	400.000
402	06	08	00	Productos plásticos	15.000	0	0	0	0	15.000
402	08	00	00	Productos metálicos	50.000	0	0	0	0	50.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	50.000	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	160.000	0	0	0	0	160.000
402	10	06	00	Condecoraciones, ofrendas y similares	5.000	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	100.000	0	0	0	0	100.000
402	10	11	00	Materiales eléctricos	55.000	0	0	0	0	55.000
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.086.000**	**0**	**0**	**0**	**0**	**1.086.000**
403	06	00	00	Servicios de transporte y almacenaje	1.000	0	0	0	0	1.000
403	06	01	00	Fletes y embalajes	1.000	0	0	0	0	1.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	195.000	0	0	0	0	195.000
403	07	01	00	Publicidad y propaganda	50.000	0	0	0	0	50.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129589 530064000 CONTRIBUIR A LA CREACIÓN DE CONDICIONES QUE PERMITAN LA GOBERNABILIDAD DE LA ACTIVIDAD ECONÓMICA, MEDIANTE LA APLICACIÓN DE LOS PRINCIPIOS DE SOLIDARIDAD Y COMPLEMENTARIEDAD ECONÓMICA.

OBJETIVO DEL PROYECTO: EVITAR, DETECTAR Y COMBATIR LA CONFORMACIÓN DE MONOPOLIOS, OLIGOPOLIOS, CONCENTRACIONES ECONÓMICAS Y DEMÁS PRÁCTICAS ILÍCITAS DEL COMERCIO, A FIN DE CONTRIBUIR CON LA DEMOCRACIA ECONÓMICA Y EL BIENESTAR SOCIAL MEDIANTE LA SANCIÓN Y REGULACIÓN DE LOS AGENTES ECONÓMICOS QUE INCURRAN EN TALES PRÁCTICAS.

UNIDAD DE MEDIDA: PROCESO **META:** 131

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530064003 REALIZAR MONITOREO, SEGUIMIENTO Y DEFENSAS JUDICIALES A FIN DE GARANTIZAR EL CUMPLIMIENTO DE LAS DECISIONES ADMINISTRATIVAS.

UNIDAD DE MEDIDA: CASO **META:** 42

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	50.000
403	07	03	00	Relaciones sociales	25.000	0	0	0	0	25.000
403	07	04	00	Avisos	70.000	0	0	0	0	70.000
403	09	00	00	Viáticos y pasajes	230.000	0	0	0	0	230.000
403	09	01	00	Viáticos y pasajes dentro del país	140.000	0	0	0	0	140.000
403	09	02	00	Viáticos y pasajes fuera del país	90.000	0	0	0	0	90.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	50.000	0	0	0	0	50.000
403	10	07	00	Servicios de capacitación y adiestramiento	40.000	0	0	0	0	40.000
403	10	99	00	Otros servicios profesionales y técnicos	10.000	0	0	0	0	10.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	610.000	0	0	0	0	610.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	510.000	0	0	0	0	510.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	100.000
404	**00**	**00**	**00**	**Activos reales**	**1.440.000**	**0**	**0**	**0**	**0**	**1.440.000**
404	04	00	00	Equipos de transporte, tracción y elevación	600.000	0	0	0	0	600.000
404	04	01	00	Vehículos automotores terrestres	600.000	0	0	0	0	600.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	60.000	0	0	0	0	60.000
404	05	01	00	Equipos de telecomunicaciones	60.000	0	0	0	0	60.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	40.000	0	0	0	0	40.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	20.000	0	0	0	0	20.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	20.000	0	0	0	0	20.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	740.000	0	0	0	0	740.000
404	09	01	00	Mobiliario y equipos de oficina	350.000	0	0	0	0	350.000
404	09	02	00	Equipos de computación	350.000	0	0	0	0	350.000
404	09	03	00	Mobiliario y equipos de alojamiento	40.000	0	0	0	0	40.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129589 530064000 CONTRIBUIR A LA CREACIÓN DE CONDICIONES QUE PERMITAN LA GOBERNABILIDAD DE LA ACTIVIDAD ECONÓMICA, MEDIANTE LA APLICACIÓN DE LOS PRINCIPIOS DE SOLIDARIDAD Y COMPLEMENTARIEDAD ECONÓMICA.

OBJETIVO DEL PROYECTO: EVITAR, DETECTAR Y COMBATIR LA CONFORMACIÓN DE MONOPOLIOS, OLIGOPOLIOS, CONCENTRACIONES ECONÓMICAS Y DEMÁS PRÁCTICAS ILÍCITAS DEL COMERCIO, A FIN DE CONTRIBUIR CON LA DEMOCRACIA ECONÓMICA Y EL BIENESTAR SOCIAL MEDIANTE LA SANCIÓN Y REGULACIÓN DE LOS AGENTES ECONÓMICOS QUE INCURRAN EN TALES PRÁCTICAS.

UNIDAD DE MEDIDA: PROCESO **META:** 131

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530064003 REALIZAR MONITOREO, SEGUIMIENTO Y DEFENSAS JUDICIALES A FIN DE GARANTIZAR EL CUMPLIMIENTO DE LAS DECISIONES ADMINISTRATIVAS.

UNIDAD DE MEDIDA: CASO **META:** 42

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	3.326.000	0	0	0	0	3.326.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129589 530064000 CONTRIBUIR A LA CREACIÓN DE CONDICIONES QUE PERMITAN LA GOBERNABILIDAD DE LA ACTIVIDAD ECONÓMICA, MEDIANTE LA APLICACIÓN DE LOS PRINCIPIOS DE SOLIDARIDAD Y COMPLEMENTARIEDAD ECONÓMICA.

OBJETIVO DEL PROYECTO: EVITAR, DETECTAR Y COMBATIR LA CONFORMACIÓN DE MONOPOLIOS, OLIGOPOLIOS, CONCENTRACIONES ECONÓMICAS Y DEMÁS PRÁCTICAS ILÍCITAS DEL COMERCIO, A FIN DE CONTRIBUIR CON LA DEMOCRACIA ECONÓMICA Y EL BIENESTAR SOCIAL MEDIANTE LA SANCIÓN Y REGULACIÓN DE LOS AGENTES ECONÓMICOS QUE INCURRAN EN TALES PRÁCTICAS.

UNIDAD DE MEDIDA: PROCESO **META:** 131

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530064004 DIFUSIÓN Y PROMOCIÓN DE LA LEY ANTIMONOPOLIO ASÍ COMO DESARROLLO DE PROGRAMAS DE CAPACITACIÓN PROFESIONAL SOBRE LA MISMA.

UNIDAD DE MEDIDA: EVENTO **META:** 15

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**695.000**	**0**	**0**	**0**	**0**	**695.000**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	110.000	0	0	0	0	110.000
402	05	01	00	Pulpa de madera, papel y cartón	40.000	0	0	0	0	40.000
402	05	03	00	Productos de papel y cartón para oficina	50.000	0	0	0	0	50.000
402	05	06	00	Productos de papel y cartón para computación	10.000	0	0	0	0	10.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.000	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	230.000	0	0	0	0	230.000
402	06	03	00	Tintas, pinturas y colorantes	100.000	0	0	0	0	100.000
402	06	06	00	Combustibles y lubricantes	100.000	0	0	0	0	100.000
402	06	08	00	Productos plásticos	30.000	0	0	0	0	30.000
402	08	00	00	Productos metálicos	40.000	0	0	0	0	40.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	40.000	0	0	0	0	40.000
402	10	00	00	Productos varios y útiles diversos	165.000	0	0	0	0	165.000
402	10	06	00	Condecoraciones, ofrendas y similares	25.000	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	50.000	0	0	0	0	50.000
402	10	11	00	Materiales eléctricos	90.000	0	0	0	0	90.000
402	99	00	00	Otros materiales y suministros	50.000	0	0	0	0	50.000
402	99	01	00	Otros materiales y suministros	50.000	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**411.000**	**0**	**0**	**0**	**0**	**411.000**
403	06	00	00	Servicios de transporte y almacenaje	1.000	0	0	0	0	1.000
403	06	01	00	Fletes y embalajes	1.000	0	0	0	0	1.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	95.000	0	0	0	0	95.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129589 530064000 CONTRIBUIR A LA CREACIÓN DE CONDICIONES QUE PERMITAN LA GOBERNABILIDAD DE LA ACTIVIDAD ECONÓMICA, MEDIANTE LA APLICACIÓN DE LOS PRINCIPIOS DE SOLIDARIDAD Y COMPLEMENTARIEDAD ECONÓMICA.

OBJETIVO DEL PROYECTO: EVITAR, DETECTAR Y COMBATIR LA CONFORMACIÓN DE MONOPOLIOS, OLIGOPOLIOS, CONCENTRACIONES ECONÓMICAS Y DEMÁS PRÁCTICAS ILÍCITAS DEL COMERCIO, A FIN DE CONTRIBUIR CON LA DEMOCRACIA ECONÓMICA Y EL BIENESTAR SOCIAL MEDIANTE LA SANCIÓN Y REGULACIÓN DE LOS AGENTES ECONÓMICOS QUE INCURRAN EN TALES PRÁCTICAS.

UNIDAD DE MEDIDA: PROCESO **META:** 131

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530064004 DIFUSIÓN Y PROMOCIÓN DE LA LEY ANTIMONOPOLIO ASÍ COMO DESARROLLO DE PROGRAMAS DE CAPACITACIÓN PROFESIONAL SOBRE LA MISMA.

UNIDAD DE MEDIDA: EVENTO **META:** 15

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	01	00	Publicidad y propaganda	40.000	0	0	0	0	40.000
403	07	02	00	Imprenta y reproducción	35.000	0	0	0	0	35.000
403	07	03	00	Relaciones sociales	10.000	0	0	0	0	10.000
403	07	04	00	Avisos	10.000	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	155.000	0	0	0	0	155.000
403	09	01	00	Viáticos y pasajes dentro del país	65.000	0	0	0	0	65.000
403	09	02	00	Viáticos y pasajes fuera del país	90.000	0	0	0	0	90.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	60.000	0	0	0	0	60.000
403	10	07	00	Servicios de capacitación y adiestramiento	50.000	0	0	0	0	50.000
403	10	99	00	Otros servicios profesionales y técnicos	10.000	0	0	0	0	10.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	100.000	0	0	0	0	100.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	100.000
404	**00**	**00**	**00**	**Activos reales**	**340.000**	**0**	**0**	**0**	**0**	**340.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	60.000	0	0	0	0	60.000
404	05	01	00	Equipos de telecomunicaciones	60.000	0	0	0	0	60.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	40.000	0	0	0	0	40.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	20.000	0	0	0	0	20.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	20.000	0	0	0	0	20.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	240.000	0	0	0	0	240.000
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	100.000
404	09	02	00	Equipos de computación	100.000	0	0	0	0	100.000
404	09	03	00	Mobiliario y equipos de alojamiento	40.000	0	0	0	0	40.000
				Totales	**1.446.000**	**0**	**0**	**0**	**0**	**1.446.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129589 530064000 CONTRIBUIR A LA CREACIÓN DE CONDICIONES QUE PERMITAN LA GOBERNABILIDAD DE LA ACTIVIDAD ECONÓMICA, MEDIANTE LA APLICACIÓN DE LOS PRINCIPIOS DE SOLIDARIDAD Y COMPLEMENTARIEDAD ECONÓMICA.

OBJETIVO DEL PROYECTO: EVITAR, DETECTAR Y COMBATIR LA CONFORMACIÓN DE MONOPOLIOS, OLIGOPOLIOS, CONCENTRACIONES ECONÓMICAS Y DEMÁS PRÁCTICAS ILÍCITAS DEL COMERCIO, A FIN DE CONTRIBUIR CON LA DEMOCRACIA ECONÓMICA Y EL BIENESTAR SOCIAL MEDIANTE LA SANCIÓN Y REGULACIÓN DE LOS AGENTES ECONÓMICOS QUE INCURRAN EN TALES PRÁCTICAS.

UNIDAD DE MEDIDA: PROCESO **META:** 131

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530064005 DESARROLLAR ACCIONES, CONVENIOS Y ACUERDOS CON LAS AGENCIAS DE COMPETENCIAS DE LOS PAÍSES MIEMBROS DE LOS TRATADOS Y ACUERDOS CON LA REPÚBLICA BOLIVARIANA DE VENEZUELA (MERCOSUR, ALBA, CELAC) Y OTROS PAÍSES ALIADOS.

UNIDAD DE MEDIDA: CONVENIO **META:** 5

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**335.000**	**0**	**0**	**0**	**0**	**335.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	50.000	0	0	0	0	50.000
402	05	01	00	Pulpa de madera, papel y cartón	10.000	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	20.000
402	05	06	00	Productos de papel y cartón para computación	10.000	0	0	0	0	10.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.000	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	115.000	0	0	0	0	115.000
402	06	03	00	Tintas, pinturas y colorantes	100.000	0	0	0	0	100.000
402	06	08	00	Productos plásticos	15.000	0	0	0	0	15.000
402	08	00	00	Productos metálicos	30.000	0	0	0	0	30.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	30.000	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	80.000	0	0	0	0	80.000
402	10	06	00	Condecoraciones, ofrendas y similares	15.000	0	0	0	0	15.000
402	10	08	00	Materiales para equipos de computación	35.000	0	0	0	0	35.000
402	10	11	00	Materiales eléctricos	30.000	0	0	0	0	30.000
402	99	00	00	Otros materiales y suministros	10.000	0	0	0	0	10.000
402	99	01	00	Otros materiales y suministros	10.000	0	0	0	0	10.000
403	00	00	00	**Servicios no personales**	**368.513**	**0**	**0**	**0**	**0**	**368.513**
403	06	00	00	Servicios de transporte y almacenaje	1.000	0	0	0	0	1.000
403	06	01	00	Fletes y embalajes	1.000	0	0	0	0	1.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	80.000	0	0	0	0	80.000
403	07	01	00	Publicidad y propaganda	20.000	0	0	0	0	20.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129589 530064000 CONTRIBUIR A LA CREACIÓN DE CONDICIONES QUE PERMITAN LA GOBERNABILIDAD DE LA ACTIVIDAD ECONÓMICA, MEDIANTE LA APLICACIÓN DE LOS PRINCIPIOS DE SOLIDARIDAD Y COMPLEMENTARIEDAD ECONÓMICA.

OBJETIVO DEL PROYECTO: EVITAR, DETECTAR Y COMBATIR LA CONFORMACIÓN DE MONOPOLIOS, OLIGOPOLIOS, CONCENTRACIONES ECONÓMICAS Y DEMÁS PRÁCTICAS ILÍCITAS DEL COMERCIO, A FIN DE CONTRIBUIR CON LA DEMOCRACIA ECONÓMICA Y EL BIENESTAR SOCIAL MEDIANTE LA SANCIÓN Y REGULACIÓN DE LOS AGENTES ECONÓMICOS QUE INCURRAN EN TALES PRÁCTICAS.

UNIDAD DE MEDIDA: PROCESO **META:** 131

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530064005 DESARROLLAR ACCIONES, CONVENIOS Y ACUERDOS CON LAS AGENCIAS DE COMPETENCIAS DE LOS PAÍSES MIEMBROS DE LOS TRATADOS Y ACUERDOS CON LA REPÚBLICA BOLIVARIANA DE VENEZUELA (MERCOSUR, ALBA, CELAC) Y OTROS PAÍSES ALIADOS.

UNIDAD DE MEDIDA: CONVENIO **META:** 5

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA ANTIMONOPOLIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	02	00	Imprenta y reproducción	25.000	0	0	0	0	25.000
403	07	03	00	Relaciones sociales	5.000	0	0	0	0	5.000
403	07	04	00	Avisos	30.000	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	145.000	0	0	0	0	145.000
403	09	01	00	Viáticos y pasajes dentro del país	75.000	0	0	0	0	75.000
403	09	02	00	Viáticos y pasajes fuera del país	70.000	0	0	0	0	70.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	30.000	0	0	0	0	30.000
403	10	07	00	Servicios de capacitación y adiestramiento	20.000	0	0	0	0	20.000
403	10	99	00	Otros servicios profesionales y técnicos	10.000	0	0	0	0	10.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	112.513	0	0	0	0	112.513
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	112.513	0	0	0	0	112.513
404	**00**	**00**	**00**	**Activos reales**	**385.000**	**0**	**0**	**0**	**0**	**385.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	60.000	0	0	0	0	60.000
404	05	01	00	Equipos de telecomunicaciones	60.000	0	0	0	0	60.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	35.000	0	0	0	0	35.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	20.000	0	0	0	0	20.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	15.000	0	0	0	0	15.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	290.000	0	0	0	0	290.000
404	09	01	00	Mobiliario y equipos de oficina	150.000	0	0	0	0	150.000
404	09	02	00	Equipos de computación	100.000	0	0	0	0	100.000
404	09	03	00	Mobiliario y equipos de alojamiento	40.000	0	0	0	0	40.000
				Totales	**1.088.513**	**0**	**0**	**0**	**0**	**1.088.513**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129599 530065000 FORTALECER LA INFRAESTRUCTURA TECNOLÓGICA PARA GARANTIZAR EL MEJOR DESENVOLVIMIENTO DE LOS SISTEMAS DEL MINISTERIO

OBJETIVO DEL PROYECTO: REESTRUCTURAR LA PLATAFORMA TECNOLÓGICA (CENTRO DE DATOS, INFRAESTRUCTURA DE RED) PARA PROPORCIONAR MAYOR SEGURIDAD A LOS SISTEMAS DE INFORMACIÓN QUE APALANCAN LOS PROCESOS Y COMPETENCIAS DEL MINISTERIO, (SISTEMA INTEGRAL DE INFORMACIÓN DE COMERCIO - SIIC, SISTEMA LICENCIA ESPECIAL DE EXPORTACIÓN - LEE, OFERTA Y DEMANDA - OD, CALIFICACIÓN DE ORIGEN -CALORI, MI CASA BIEN EQUIPADA - MCBE, OFERTA EXPORTABLE OE).

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.756.736**	**0**	**0**	**0**	**0**	**1.756.736**
403	18	00	00	Impuestos indirectos	1.756.736	0	0	0	0	1.756.736
403	18	01	00	Impuesto al valor agregado	1.756.736	0	0	0	0	1.756.736
404	**00**	**00**	**00**	**Activos reales**	**12.882.731**	**0**	**0**	**0**	**0**	**12.882.731**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	12.882.731	0	0	0	0	12.882.731
404	09	02	00	Equipos de computación	12.882.731	0	0	0	0	12.882.731
				Totales	**14.639.467**	**0**	**0**	**0**	**0**	**14.639.467**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129599 530065000 FORTALECER LA INFRAESTRUCTURA TECNOLÓGICA PARA GARANTIZAR EL MEJOR DESENVOLVIMIENTO DE LOS SISTEMAS DEL MINISTERIO

OBJETIVO DEL PROYECTO: REESTRUCTURAR LA PLATAFORMA TECNOLÓGICA (CENTRO DE DATOS, INFRAESTRUCTURA DE RED) PARA PROPORCIONAR MAYOR SEGURIDAD A LOS SISTEMAS DE INFORMACIÓN QUE APALANCAN LOS PROCESOS Y COMPETENCIAS DEL MINISTERIO, (SISTEMA INTEGRAL DE INFORMACIÓN DE COMERCIO - SIIC, SISTEMA LICENCIA ESPECIAL DE EXPORTACIÓN - LEE, OFERTA Y DEMANDA - OD, CALIFICACIÓN DE ORIGEN -CALORI, MI CASA BIEN EQUIPADA - MCBE, OFERTA EXPORTABLE OE).

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129599 530065000 FORTALECER LA INFRAESTRUCTURA TECNOLÓGICA PARA GARANTIZAR EL MEJOR DESENVOLVIMIENTO DE LOS SISTEMAS DEL MINISTERIO

OBJETIVO DEL PROYECTO: REESTRUCTURAR LA PLATAFORMA TECNOLÓGICA (CENTRO DE DATOS, INFRAESTRUCTURA DE RED) PARA PROPORCIONAR MAYOR SEGURIDAD A LOS SISTEMAS DE INFORMACIÓN QUE APALANCAN LOS PROCESOS Y COMPETENCIAS DEL MINISTERIO, (SISTEMA INTEGRAL DE INFORMACIÓN DE COMERCIO - SIIC, SISTEMA LICENCIA ESPECIAL DE EXPORTACIÓN - LEE, OFERTA Y DEMANDA - OD, CALIFICACIÓN DE ORIGEN -CALORI, MI CASA BIEN EQUIPADA - MCBE, OFERTA EXPORTABLE OE).

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530065001 DOTACIÓN DE RECURSOS TECNOLÓGICOS PARA EL CENTRO DE DATOS Y LA INFRAESTRUCTURA DE RED

UNIDAD DE MEDIDA: EQUIPO **META:** 65

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y LA COMUNCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.336.736**	**0**	**0**	**0**	**0**	**1.336.736**
403	18	00	00	Impuestos indirectos	1.336.736	0	0	0	0	1.336.736
403	18	01	00	Impuesto al valor agregado	1.336.736	0	0	0	0	1.336.736
404	**00**	**00**	**00**	**Activos reales**	**9.802.731**	**0**	**0**	**0**	**0**	**9.802.731**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	9.802.731	0	0	0	0	9.802.731
404	09	02	00	Equipos de computación	9.802.731	0	0	0	0	9.802.731
				Totales	**11.139.467**	**0**	**0**	**0**	**0**	**11.139.467**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129599 530065000 FORTALECER LA INFRAESTRUCTURA TECNOLÓGICA PARA GARANTIZAR EL MEJOR DESENVOLVIMIENTO DE LOS SISTEMAS DEL MINISTERIO

OBJETIVO DEL PROYECTO: REESTRUCTURAR LA PLATAFORMA TECNOLÓGICA (CENTRO DE DATOS, INFRAESTRUCTURA DE RED) PARA PROPORCIONAR MAYOR SEGURIDAD A LOS SISTEMAS DE INFORMACIÓN QUE APALANCAN LOS PROCESOS Y COMPETENCIAS DEL MINISTERIO, (SISTEMA INTEGRAL DE INFORMACIÓN DE COMERCIO - SIIC, SISTEMA LICENCIA ESPECIAL DE EXPORTACIÓN - LEE, OFERTA Y DEMANDA - OD, CALIFICACIÓN DE ORIGEN -CALORI, MI CASA BIEN EQUIPADA - MCBE, OFERTA EXPORTABLE OE).

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 530065002 DOTACIÓN DE PARTES Y PIEZAS PARA LA INFRAESTRUCTURA DEL ÁREA TECNOLÓGICA DEL MINISTERIO

UNIDAD DE MEDIDA: EQUIPO **META:** 45

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**420.000**	**0**	**0**	**0**	**0**	**420.000**
403	18	00	00	Impuestos indirectos	420.000	0	0	0	0	420.000
403	18	01	00	Impuesto al valor agregado	420.000	0	0	0	0	420.000
404	**00**	**00**	**00**	**Activos reales**	**3.080.000**	**0**	**0**	**0**	**0**	**3.080.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.080.000	0	0	0	0	3.080.000
404	09	02	00	Equipos de computación	3.080.000	0	0	0	0	3.080.000
				Totales	**3.500.000**	**0**	**0**	**0**	**0**	**3.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129609 530066000 ADECUACIÓN Y MEJORA DE LOS ESPACIOS FÍSICOS DE LAS OFICINAS DE ATENCIÓN AL CIUDADANO DEL MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DE LOS SISTEMAS DE CALIDAD DEL MINISTERIO DEL PODER POPULAR PARA EL COMERCIO EN EL MARCO DEL NUEVO ESQUEMA DE REVOLUCIÓN COMERCIAL EN ATENCIÓN AL PÚBLICO.

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN AL CIUDADANO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**380.700**	**0**	**0**	**0**	**0**	**380.700**
402	01	00	00	Productos alimenticios y agropecuarios	60.000	0	0	0	0	60.000
402	01	01	00	Alimentos y bebidas para personas	60.000	0	0	0	0	60.000
402	04	00	00	Productos de cuero y caucho	120.000	0	0	0	0	120.000
402	04	03	00	Cauchos y tripas para vehículos	120.000	0	0	0	0	120.000
402	05	00	00	Productos de papel, cartón e impresos	120.700	0	0	0	0	120.700
402	05	03	00	Productos de papel y cartón para oficina	60.700	0	0	0	0	60.700
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	60.000	0	0	0	0	60.000
402	06	00	00	Productos químicos y derivados	40.000	0	0	0	0	40.000
402	06	06	00	Combustibles y lubricantes	40.000	0	0	0	0	40.000
402	07	00	00	Productos minerales no metálicos	40.000	0	0	0	0	40.000
402	07	01	00	Productos de barro, loza y porcelana	40.000	0	0	0	0	40.000
403	**00**	**00**	**00**	**Servicios no personales**	**193.400**	**0**	**0**	**0**	**0**	**193.400**
403	07	00	00	Servicios de información, impresión y relaciones públicas	90.192	0	0	0	0	90.192
403	07	01	00	Publicidad y propaganda	90.192	0	0	0	0	90.192
403	09	00	00	Viáticos y pasajes	80.000	0	0	0	0	80.000
403	09	01	00	Viáticos y pasajes dentro del país	80.000	0	0	0	0	80.000
403	18	00	00	Impuestos indirectos	23.208	0	0	0	0	23.208
403	18	01	00	Impuesto al valor agregado	23.208	0	0	0	0	23.208
404	**00**	**00**	**00**	**Activos reales**	**287.500**	**0**	**0**	**0**	**0**	**287.500**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	287.500	0	0	0	0	287.500
404	09	01	00	Mobiliario y equipos de oficina	143.750	0	0	0	0	143.750
404	09	02	00	Equipos de computación	143.750	0	0	0	0	143.750
				Totales	**861.600**	**0**	**0**	**0**	**0**	**861.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 53 - 84

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129609 530066000 ADECUACIÓN Y MEJORA DE LOS ESPACIOS FÍSICOS DE LAS OFICINAS DE ATENCIÓN AL CIUDADANO DEL MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DE LOS SISTEMAS DE CALIDAD DEL MINISTERIO DEL PODER POPULAR PARA EL COMERCIO EN EL MARCO DEL NUEVO ESQUEMA DE REVOLUCIÓN COMERCIAL EN ATENCIÓN AL PÚBLICO.

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN AL CIUDADANO **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129609 530066000 ADECUACIÓN Y MEJORA DE LOS ESPACIOS FÍSICOS DE LAS OFICINAS DE ATENCIÓN AL CIUDADANO DEL MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DE LOS SISTEMAS DE CALIDAD DEL MINISTERIO DEL PODER POPULAR PARA EL COMERCIO EN EL MARCO DEL NUEVO ESQUEMA DE REVOLUCIÓN COMERCIAL EN ATENCIÓN AL PÚBLICO.

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN AL CIUDADANO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530066001 ADECUACIÓN Y MEJORA DE LOS ESPACIOS FÍSICOS DE LAS OFICINAS DE ATENCIÓN AL CIUDADANO DEL MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN AL CIUDADANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**190.350**	**0**	**0**	**0**	**0**	**190.350**
402	01	00	00	Productos alimenticios y agropecuarios	30.000	0	0	0	0	30.000
402	01	01	00	Alimentos y bebidas para personas	30.000	0	0	0	0	30.000
402	04	00	00	Productos de cuero y caucho	60.000	0	0	0	0	60.000
402	04	03	00	Cauchos y tripas para vehículos	60.000	0	0	0	0	60.000
402	05	00	00	Productos de papel, cartón e impresos	60.350	0	0	0	0	60.350
402	05	03	00	Productos de papel y cartón para oficina	30.350	0	0	0	0	30.350
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	30.000	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	20.000	0	0	0	0	20.000
402	06	06	00	Combustibles y lubricantes	20.000	0	0	0	0	20.000
402	07	00	00	Productos minerales no metálicos	20.000	0	0	0	0	20.000
402	07	01	00	Productos de barro, loza y porcelana	20.000	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**96.700**	**0**	**0**	**0**	**0**	**96.700**
403	07	00	00	Servicios de información, impresión y relaciones públicas	45.096	0	0	0	0	45.096
403	07	01	00	Publicidad y propaganda	45.096	0	0	0	0	45.096
403	09	00	00	Viáticos y pasajes	40.000	0	0	0	0	40.000
403	09	01	00	Viáticos y pasajes dentro del país	40.000	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	11.604	0	0	0	0	11.604
403	18	01	00	Impuesto al valor agregado	11.604	0	0	0	0	11.604
404	**00**	**00**	**00**	**Activos reales**	**200.000**	**0**	**0**	**0**	**0**	**200.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	200.000
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	100.000
404	09	02	00	Equipos de computación	100.000	0	0	0	0	100.000
				Totales	**487.050**	**0**	**0**	**0**	**0**	**487.050**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129609 530066000 ADECUACIÓN Y MEJORA DE LOS ESPACIOS FÍSICOS DE LAS OFICINAS DE ATENCIÓN AL CIUDADANO DEL MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DE LOS SISTEMAS DE CALIDAD DEL MINISTERIO DEL PODER POPULAR PARA EL COMERCIO EN EL MARCO DEL NUEVO ESQUEMA DE REVOLUCIÓN COMERCIAL EN ATENCIÓN AL PÚBLICO.

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN AL CIUDADANO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530066002 BRINDAR ATENCIÓN AL CIUDADANO

UNIDAD DE MEDIDA: SOLICITUD **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN AL CIUDADANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**190.350**	0	0	0	0	**190.350**
402	01	00	00	Productos alimenticios y agropecuarios	30.000	0	0	0	0	30.000
402	01	01	00	Alimentos y bebidas para personas	30.000	0	0	0	0	30.000
402	04	00	00	Productos de cuero y caucho	60.000	0	0	0	0	60.000
402	04	03	00	Cauchos y tripas para vehículos	60.000	0	0	0	0	60.000
402	05	00	00	Productos de papel, cartón e impresos	60.350	0	0	0	0	60.350
402	05	03	00	Productos de papel y cartón para oficina	30.350	0	0	0	0	30.350
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	30.000	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	20.000	0	0	0	0	20.000
402	06	06	00	Combustibles y lubricantes	20.000	0	0	0	0	20.000
402	07	00	00	Productos minerales no metálicos	20.000	0	0	0	0	20.000
402	07	01	00	Productos de barro, loza y porcelana	20.000	0	0	0	0	20.000
403	00	00	00	**Servicios no personales**	**96.700**	0	0	0	0	**96.700**
403	07	00	00	Servicios de información, impresión y relaciones públicas	45.096	0	0	0	0	45.096
403	07	01	00	Publicidad y propaganda	45.096	0	0	0	0	45.096
403	09	00	00	Viáticos y pasajes	40.000	0	0	0	0	40.000
403	09	01	00	Viáticos y pasajes dentro del país	40.000	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	11.604	0	0	0	0	11.604
403	18	01	00	Impuesto al valor agregado	11.604	0	0	0	0	11.604
404	00	00	00	**Activos reales**	**87.500**	0	0	0	0	**87.500**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	87.500	0	0	0	0	87.500
404	09	01	00	Mobiliario y equipos de oficina	43.750	0	0	0	0	43.750
404	09	02	00	Equipos de computación	43.750	0	0	0	0	43.750
				Totales	**374.550**	0	0	0	0	**374.550**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129615 530067000 CONCIENTIZACIÓN CIUDADANA EN MATERIA DE CONSUMO E INTERCAMBIO COMERCIAL.

OBJETIVO DEL PROYECTO: DESARROLLAR UN PROGRAMA DE INFORMACIÓN Y EDUCACIÓN, CON EL FIN DE CREAR UNA ACTITUD CRÍTICA ANTE EL CONSUMO Y EL INTERCAMBIO COMERCIAL EN LA POBLACIÓN VENEZOLANA, QUE CONTRIBUYA A LA DISCIPLINA DEL MERCADO NACIONAL Y CORRIJA SUS FALLAS ACTUALES.

UNIDAD DE MEDIDA: PERSONA **META:** 121.479

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**180.000**	**0**	**0**	**0**	**0**	**180.000**
402	01	00	00	Productos alimenticios y agropecuarios	120.000	0	0	0	0	120.000
402	01	01	00	Alimentos y bebidas para personas	120.000	0	0	0	0	120.000
402	05	00	00	Productos de papel, cartón e impresos	15.000	0	0	0	0	15.000
402	05	03	00	Productos de papel y cartón para oficina	15.000	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	35.000	0	0	0	0	35.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	35.000	0	0	0	0	35.000
402	99	00	00	Otros materiales y suministros	10.000	0	0	0	0	10.000
402	99	01	00	Otros materiales y suministros	10.000	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.523.965**	**0**	**0**	**0**	**0**	**3.523.965**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.197.240	0	0	0	0	1.197.240
403	07	01	00	Publicidad y propaganda	630.000	0	0	0	0	630.000
403	07	02	00	Imprenta y reproducción	300.000	0	0	0	0	300.000
403	07	03	00	Relaciones sociales	197.240	0	0	0	0	197.240
403	07	04	00	Avisos	70.000	0	0	0	0	70.000
403	09	00	00	Viáticos y pasajes	1.542.800	0	0	0	0	1.542.800
403	09	01	00	Viáticos y pasajes dentro del país	1.522.800	0	0	0	0	1.522.800
403	09	03	00	Asignación por kilómetros recorridos	20.000	0	0	0	0	20.000
403	15	00	00	Servicios fiscales	60.000	0	0	0	0	60.000
403	15	02	00	Tasas y otros derechos obligatorios	25.000	0	0	0	0	25.000
403	15	99	00	Otros servicios fiscales	35.000	0	0	0	0	35.000
403	18	00	00	Impuestos indirectos	653.925	0	0	0	0	653.925
403	18	01	00	Impuesto al valor agregado	653.925	0	0	0	0	653.925
403	99	00	00	Otros servicios no personales	70.000	0	0	0	0	70.000
403	99	01	00	Otros servicios no personales	70.000	0	0	0	0	70.000
404	**00**	**00**	**00**	**Activos reales**	**561.000**	**0**	**0**	**0**	**0**	**561.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	561.000	0	0	0	0	561.000
404	09	01	00	Mobiliario y equipos de oficina	150.441	0	0	0	0	150.441
404	09	02	00	Equipos de computación	250.000	0	0	0	0	250.000
404	09	03	00	Mobiliario y equipos de alojamiento	160.559	0	0	0	0	160.559

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

53 - 88

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129615 530067000 CONCIENTIZACIÓN CIUDADANA EN MATERIA DE CONSUMO E INTERCAMBIO COMERCIAL.

OBJETIVO DEL PROYECTO: DESARROLLAR UN PROGRAMA DE INFORMACIÓN Y EDUCACIÓN, CON EL FIN DE CREAR UNA ACTITUD CRÍTICA ANTE EL CONSUMO Y EL INTERCAMBIO COMERCIAL EN LA POBLACIÓN VENEZOLANA, QUE CONTRIBUYA A LA DISCIPLINA DEL MERCADO NACIONAL Y CORRIJA SUS FALLAS ACTUALES.

UNIDAD DE MEDIDA: PERSONA

META: 121.479

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	**4.264.965**	**0**	**0**	**0**	**0**	**4.264.965**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129615 530067000 CONCIENTIZACIÓN CIUDADANA EN MATERIA DE CONSUMO E INTERCAMBIO COMERCIAL.

OBJETIVO DEL PROYECTO: DESARROLLAR UN PROGRAMA DE INFORMACIÓN Y EDUCACIÓN, CON EL FIN DE CREAR UNA ACTITUD CRÍTICA ANTE EL CONSUMO Y EL INTERCAMBIO COMERCIAL EN LA POBLACIÓN VENEZOLANA, QUE CONTRIBUYA A LA DISCIPLINA DEL MERCADO NACIONAL Y CORRIJA SUS FALLAS ACTUALES.

UNIDAD DE MEDIDA: PERSONA

META: 121.479

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129615 530067000 CONCIENTIZACIÓN CIUDADANA EN MATERIA DE CONSUMO E INTERCAMBIO COMERCIAL.

OBJETIVO DEL PROYECTO: DESARROLLAR UN PROGRAMA DE INFORMACIÓN Y EDUCACIÓN, CON EL FIN DE CREAR UNA ACTITUD CRÍTICA ANTE EL CONSUMO Y EL INTERCAMBIO COMERCIAL EN LA POBLACIÓN VENEZOLANA, QUE CONTRIBUYA A LA DISCIPLINA DEL MERCADO NACIONAL Y CORRIJA SUS FALLAS ACTUALES.

UNIDAD DE MEDIDA: PERSONA **META:** 121.479

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530067001 CAMPAÑA DE DIVULGACIÓN MASIVA DE INFORMACIÓN DE ASPECTOS COMERCIALES DE LA VIDA CIUDADANA A FIN DE INCENTIVAR EL CONSUMO RESPONSABLE EN LA POBLACIÓN GENERAL.

UNIDAD DE MEDIDA: PERSONA **META:** 102.827

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**40.000**	**0**	**0**	**0**	**0**	**40.000**
402	05	00	00	Productos de papel, cartón e impresos	15.000	0	0	0	0	15.000
402	05	03	00	Productos de papel y cartón para oficina	15.000	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	15.000	0	0	0	0	15.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.000	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	10.000	0	0	0	0	10.000
402	99	01	00	Otros materiales y suministros	10.000	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.116.000**	**0**	**0**	**0**	**0**	**2.116.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	754.360	0	0	0	0	754.360
403	07	01	00	Publicidad y propaganda	400.000	0	0	0	0	400.000
403	07	02	00	Imprenta y reproducción	200.000	0	0	0	0	200.000
403	07	03	00	Relaciones sociales	124.360	0	0	0	0	124.360
403	07	04	00	Avisos	30.000	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	900.000	0	0	0	0	900.000
403	09	01	00	Viáticos y pasajes dentro del país	900.000	0	0	0	0	900.000
403	15	00	00	Servicios fiscales	50.000	0	0	0	0	50.000
403	15	02	00	Tasas y otros derechos obligatorios	20.000	0	0	0	0	20.000
403	15	99	00	Otros servicios fiscales	30.000	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	361.640	0	0	0	0	361.640
403	18	01	00	Impuesto al valor agregado	361.640	0	0	0	0	361.640
403	99	00	00	Otros servicios no personales	50.000	0	0	0	0	50.000
403	99	01	00	Otros servicios no personales	50.000	0	0	0	0	50.000
404	**00**	**00**	**00**	**Activos reales**	**441.000**	**0**	**0**	**0**	**0**	**441.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	441.000	0	0	0	0	441.000
404	09	01	00	Mobiliario y equipos de oficina	100.441	0	0	0	0	100.441

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129615 530067000 CONCIENTIZACIÓN CIUDADANA EN MATERIA DE CONSUMO E INTERCAMBIO COMERCIAL.

OBJETIVO DEL PROYECTO: DESARROLLAR UN PROGRAMA DE INFORMACIÓN Y EDUCACIÓN, CON EL FIN DE CREAR UNA ACTITUD CRÍTICA ANTE EL CONSUMO Y EL INTERCAMBIO COMERCIAL EN LA POBLACIÓN VENEZOLANA, QUE CONTRIBUYA A LA DISCIPLINA DEL MERCADO NACIONAL Y CORRIJA SUS FALLAS ACTUALES.

UNIDAD DE MEDIDA: PERSONA **META:** 121.479

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530067001 CAMPAÑA DE DIVULGACIÓN MASIVA DE INFORMACIÓN DE ASPECTOS COMERCIALES DE LA VIDA CIUDADANA A FIN DE INCENTIVAR EL CONSUMO RESPONSABLE EN LA POBLACIÓN GENERAL.

UNIDAD DE MEDIDA: PERSONA **META:** 102.827

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	02	00	Equipos de computación	200.000	0	0	0	0	200.000
404	09	03	00	Mobiliario y equipos de alojamiento	140.559	0	0	0	0	140.559
				Totales	**2.597.000**	**0**	**0**	**0**	**0**	**2.597.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129615 530067000 CONCIENTIZACIÓN CIUDADANA EN MATERIA DE CONSUMO E INTERCAMBIO COMERCIAL.

OBJETIVO DEL PROYECTO: DESARROLLAR UN PROGRAMA DE INFORMACIÓN Y EDUCACIÓN, CON EL FIN DE CREAR UNA ACTITUD CRÍTICA ANTE EL CONSUMO Y EL INTERCAMBIO COMERCIAL EN LA POBLACIÓN VENEZOLANA, QUE CONTRIBUYA A LA DISCIPLINA DEL MERCADO NACIONAL Y CORRIJA SUS FALLAS ACTUALES.

UNIDAD DE MEDIDA: PERSONA **META:** 121.479

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530067002 FORMACIÓN EN MATERIA COMERCIAL PARA INCENTIVAR A LA SUPERACIÓN DE LA DENOMINADA CULTURA DEL DESPILFARRO E IMPLEMENTAR LA CULTURA DE LA AUSTERIDAD DE FORMA INDIVIDUAL Y COLECTIVA, TANTO EN NIÑOS Y JÓVENES.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 18.652

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**40.000**	**0**	**0**	**0**	**0**	**40.000**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	20.000	0	0	0	0	20.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.000	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.116.000**	**0**	**0**	**0**	**0**	**1.116.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	412.880	0	0	0	0	412.880
403	07	01	00	Publicidad y propaganda	200.000	0	0	0	0	200.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	72.880	0	0	0	0	72.880
403	07	04	00	Avisos	40.000	0	0	0	0	40.000
403	09	00	00	Viáticos y pasajes	520.000	0	0	0	0	520.000
403	09	01	00	Viáticos y pasajes dentro del país	500.000	0	0	0	0	500.000
403	09	03	00	Asignación por kilómetros recorridos	20.000	0	0	0	0	20.000
403	15	00	00	Servicios fiscales	10.000	0	0	0	0	10.000
403	15	02	00	Tasas y otros derechos obligatorios	5.000	0	0	0	0	5.000
403	15	99	00	Otros servicios fiscales	5.000	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	153.120	0	0	0	0	153.120
403	18	01	00	Impuesto al valor agregado	153.120	0	0	0	0	153.120
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	20.000
404	**00**	**00**	**00**	**Activos reales**	**120.000**	**0**	**0**	**0**	**0**	**120.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	120.000	0	0	0	0	120.000
404	09	01	00	Mobiliario y equipos de oficina	50.000	0	0	0	0	50.000
404	09	02	00	Equipos de computación	50.000	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129615 530067000 CONCIENTIZACIÓN CIUDADANA EN MATERIA DE CONSUMO E INTERCAMBIO COMERCIAL.

OBJETIVO DEL PROYECTO: DESARROLLAR UN PROGRAMA DE INFORMACIÓN Y EDUCACIÓN, CON EL FIN DE CREAR UNA ACTITUD CRÍTICA ANTE EL CONSUMO Y EL INTERCAMBIO COMERCIAL EN LA POBLACIÓN VENEZOLANA, QUE CONTRIBUYA A LA DISCIPLINA DEL MERCADO NACIONAL Y CORRIJA SUS FALLAS ACTUALES.

UNIDAD DE MEDIDA: PERSONA **META:** 121.479

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530067002 FORMACIÓN EN MATERIA COMERCIAL PARA INCENTIVAR A LA SUPERACIÓN DE LA DENOMINADA CULTURA DEL DESPILFARRO E IMPLEMENTAR LA CULTURA DE LA AUSTERIDAD DE FORMA INDIVIDUAL Y COLECTIVA, TANTO EN NIÑOS Y JÓVENES.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 18.652

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	20.000	0	0	0	0	20.000
				Totales	**1.276.000**	**0**	**0**	**0**	**0**	**1.276.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129615 530067000 CONCIENTIZACIÓN CIUDADANA EN MATERIA DE CONSUMO E INTERCAMBIO COMERCIAL.

OBJETIVO DEL PROYECTO: DESARROLLAR UN PROGRAMA DE INFORMACIÓN Y EDUCACIÓN, CON EL FIN DE CREAR UNA ACTITUD CRÍTICA ANTE EL CONSUMO Y EL INTERCAMBIO COMERCIAL EN LA POBLACIÓN VENEZOLANA, QUE CONTRIBUYA A LA DISCIPLINA DEL MERCADO NACIONAL Y CORRIJA SUS FALLAS ACTUALES.

UNIDAD DE MEDIDA: PERSONA **META:** 121.479

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530067003 FORMACIÓN DEL PODER POPULAR ORGANIZADO EN MATERIA COMERCIAL.

UNIDAD DE MEDIDA: TALLER **META:** 15

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**100.000**	**0**	**0**	**0**	**0**	**100.000**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**291.965**	**0**	**0**	**0**	**0**	**291.965**
403	07	00	00	Servicios de información, impresión y relaciones públicas	30.000	0	0	0	0	30.000
403	07	01	00	Publicidad y propaganda	30.000	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	122.800	0	0	0	0	122.800
403	09	01	00	Viáticos y pasajes dentro del país	122.800	0	0	0	0	122.800
403	18	00	00	Impuestos indirectos	139.165	0	0	0	0	139.165
403	18	01	00	Impuesto al valor agregado	139.165	0	0	0	0	139.165
				Totales	**391.965**	**0**	**0**	**0**	**0**	**391.965**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129619 530068000 FOMENTAR LA MODERNIZACIÓN Y TRANSFORMACIÓN DE LOS MERCADOS MUNICIPALES COMO ESPACIOS DE INTERCAMBIO COMERCIAL

OBJETIVO DEL PROYECTO: FOMENTAR LA MODERNIZACIÓN Y TRANSFORMACIÓN DE LOS MERCADOS MUNICIPALES COMO ESPACIOS DE INTERCAMBIO JUSTO Y DE DESARROLLO ECONÓMICO DE LAS COMUNIDADES ORGANIZADAS, A OBJETO DE GARANTIZAR EL ACCESO A LOS PRODUCTOS BÁSICOS A LA POBLACIÓN VENEZOLANA.

UNIDAD DE MEDIDA: ESPACIO **META:** 14

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	780.600	0	0	0	0	780.600
402	01	00	00	Productos alimenticios y agropecuarios	150.000	0	0	0	0	150.000
402	01	01	00	Alimentos y bebidas para personas	110.000	0	0	0	0	110.000
402	01	99	00	Otros productos alimenticios y agropecuarios	40.000	0	0	0	0	40.000
402	03	00	00	Textiles y vestuarios	10.000	0	0	0	0	10.000
402	03	02	00	Prendas de vestir	10.000	0	0	0	0	10.000
402	04	00	00	Productos de cuero y caucho	54.000	0	0	0	0	54.000
402	04	03	00	Cauchos y tripas para vehículos	44.000	0	0	0	0	44.000
402	04	99	00	Otros productos de cuero y caucho	10.000	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	210.000	0	0	0	0	210.000
402	05	01	00	Pulpa de madera, papel y cartón	20.000	0	0	0	0	20.000
402	05	02	00	Envases y cajas de papel y cartón	10.000	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	85.000	0	0	0	0	85.000
402	05	04	00	Libros, revistas y periódicos	20.000	0	0	0	0	20.000
402	05	06	00	Productos de papel y cartón para computación	35.000	0	0	0	0	35.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	40.000	0	0	0	0	40.000
402	06	00	00	Productos químicos y derivados	107.800	0	0	0	0	107.800
402	06	03	00	Tintas, pinturas y colorantes	55.000	0	0	0	0	55.000
402	06	06	00	Combustibles y lubricantes	32.800	0	0	0	0	32.800
402	06	08	00	Productos plásticos	20.000	0	0	0	0	20.000
402	07	00	00	Productos minerales no metálicos	34.000	0	0	0	0	34.000
402	07	01	00	Productos de barro, loza y porcelana	14.000	0	0	0	0	14.000
402	07	02	00	Vidrios y productos de vidrio	20.000	0	0	0	0	20.000
402	08	00	00	Productos metálicos	40.000	0	0	0	0	40.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.000	0	0	0	0	10.000
402	08	08	00	Material de educación	10.000	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	20.000	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	138.800	0	0	0	0	138.800
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	88.400	0	0	0	0	88.400
402	10	08	00	Materiales para equipos de computación	15.400	0	0	0	0	15.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129619 530068000 FOMENTAR LA MODERNIZACIÓN Y TRANSFORMACIÓN DE LOS MERCADOS MUNICIPALES COMO ESPACIOS DE INTERCAMBIO COMERCIAL

OBJETIVO DEL PROYECTO: FOMENTAR LA MODERNIZACIÓN Y TRANSFORMACIÓN DE LOS MERCADOS MUNICIPALES COMO ESPACIOS DE INTERCAMBIO JUSTO Y DE DESARROLLO ECONÓMICO DE LAS COMUNIDADES ORGANIZADAS, A OBJETO DE GARANTIZAR EL ACCESO A LOS PRODUCTOS BÁSICOS A LA POBLACIÓN VENEZOLANA.

UNIDAD DE MEDIDA: ESPACIO **META:** 14

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	11	00	Materiales eléctricos	10.000	0	0	0	0	10.000
402	10	13	00	Materiales fotográficos	15.000	0	0	0	0	15.000
402	10	99	00	Otros productos y útiles diversos	10.000	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	36.000	0	0	0	0	36.000
402	99	01	00	Otros materiales y suministros	36.000	0	0	0	0	36.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.011.251**	**0**	**0**	**0**	**0**	**1.011.251**
403	07	00	00	Servicios de información, impresión y relaciones públicas	414.400	0	0	0	0	414.400
403	07	01	00	Publicidad y propaganda	183.700	0	0	0	0	183.700
403	07	02	00	Imprenta y reproducción	120.700	0	0	0	0	120.700
403	07	03	00	Relaciones sociales	70.000	0	0	0	0	70.000
403	07	04	00	Avisos	40.000	0	0	0	0	40.000
403	09	00	00	Viáticos y pasajes	210.000	0	0	0	0	210.000
403	09	01	00	Viáticos y pasajes dentro del país	200.000	0	0	0	0	200.000
403	09	03	00	Asignación por kilómetros recorridos	10.000	0	0	0	0	10.000
403	15	00	00	Servicios fiscales	35.000	0	0	0	0	35.000
403	15	02	00	Tasas y otros derechos obligatorios	15.000	0	0	0	0	15.000
403	15	99	00	Otros servicios fiscales	20.000	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	318.000	0	0	0	0	318.000
403	18	01	00	Impuesto al valor agregado	318.000	0	0	0	0	318.000
403	99	00	00	Otros servicios no personales	33.851	0	0	0	0	33.851
403	99	01	00	Otros servicios no personales	33.851	0	0	0	0	33.851
404	**00**	**00**	**00**	**Activos reales**	**792.000**	**0**	**0**	**0**	**0**	**792.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	792.000	0	0	0	0	792.000
404	09	01	00	Mobiliario y equipos de oficina	220.000	0	0	0	0	220.000
404	09	02	00	Equipos de computación	193.500	0	0	0	0	193.500
404	09	03	00	Mobiliario y equipos de alojamiento	378.500	0	0	0	0	378.500
				Totales	**2.583.851**	**0**	**0**	**0**	**0**	**2.583.851**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129619 530068000 FOMENTAR LA MODERNIZACIÓN Y TRANSFORMACIÓN DE LOS MERCADOS MUNICIPALES COMO ESPACIOS DE INTERCAMBIO COMERCIAL

OBJETIVO DEL PROYECTO: FOMENTAR LA MODERNIZACIÓN Y TRANSFORMACIÓN DE LOS MERCADOS MUNICIPALES COMO ESPACIOS DE INTERCAMBIO JUSTO Y DE DESARROLLO ECONÓMICO DE LAS COMUNIDADES ORGANIZADAS, A OBJETO DE GARANTIZAR EL ACCESO A LOS PRODUCTOS BÁSICOS A LA POBLACIÓN VENEZOLANA.

UNIDAD DE MEDIDA: ESPACIO

META: 14

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129619 530068000 FOMENTAR LA MODERNIZACIÓN Y TRANSFORMACIÓN DE LOS MERCADOS MUNICIPALES COMO ESPACIOS DE INTERCAMBIO COMERCIAL

OBJETIVO DEL PROYECTO: FOMENTAR LA MODERNIZACIÓN Y TRANSFORMACIÓN DE LOS MERCADOS MUNICIPALES COMO ESPACIOS DE INTERCAMBIO JUSTO Y DE DESARROLLO ECONÓMICO DE LAS COMUNIDADES ORGANIZADAS, A OBJETO DE GARANTIZAR EL ACCESO A LOS PRODUCTOS BÁSICOS A LA POBLACIÓN VENEZOLANA.

UNIDAD DE MEDIDA: ESPACIO **META:** 14

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530068001 REALIZACIÓN DE DIAGNÓSTICOS DE LOS MERCADOS MUNICIPALES A NIVEL NACIONAL, A FIN DE DETERMINAR LA SITUACIÓN DE COMERCIALIZACIÓN DE LOS MISMOS.

UNIDAD DE MEDIDA: ESTUDIO **META:** 8

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**112.000**	**0**	**0**	**0**	**0**	**112.000**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	20.000
402	04	00	00	Productos de cuero y caucho	10.000	0	0	0	0	10.000
402	04	03	00	Cauchos y tripas para vehículos	10.000	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	30.000	0	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	20.000
402	05	06	00	Productos de papel y cartón para computación	10.000	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	30.000	0	0	0	0	30.000
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	20.000
402	06	06	00	Combustibles y lubricantes	10.000	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	10.000	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	12.000	0	0	0	0	12.000
402	99	01	00	Otros materiales y suministros	12.000	0	0	0	0	12.000
403	**00**	**00**	**00**	**Servicios no personales**	**200.000**	**0**	**0**	**0**	**0**	**200.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	120.000	0	0	0	0	120.000
403	07	01	00	Publicidad y propaganda	50.000	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	40.000	0	0	0	0	40.000
403	07	03	00	Relaciones sociales	20.000	0	0	0	0	20.000
403	07	04	00	Avisos	10.000	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	60.000	0	0	0	0	60.000
403	18	01	00	Impuesto al valor agregado	60.000	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129619 530068000 FOMENTAR LA MODERNIZACIÓN Y TRANSFORMACIÓN DE LOS MERCADOS MUNICIPALES COMO ESPACIOS DE INTERCAMBIO COMERCIAL

OBJETIVO DEL PROYECTO: FOMENTAR LA MODERNIZACIÓN Y TRANSFORMACIÓN DE LOS MERCADOS MUNICIPALES COMO ESPACIOS DE INTERCAMBIO JUSTO Y DE DESARROLLO ECONÓMICO DE LAS COMUNIDADES ORGANIZADAS, A OBJETO DE GARANTIZAR EL ACCESO A LOS PRODUCTOS BÁSICOS A LA POBLACIÓN VENEZOLANA.

UNIDAD DE MEDIDA: ESPACIO **META:** 14

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530068001 REALIZACIÓN DE DIAGNÓSTICOS DE LOS MERCADOS MUNICIPALES A NIVEL NACIONAL, A FIN DE DETERMINAR LA SITUACIÓN DE COMERCIALIZACIÓN DE LOS MISMOS.

UNIDAD DE MEDIDA: ESTUDIO **META:** 8

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**188.000**	**0**	**0**	**0**	**0**	**188.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	188.000	0	0	0	0	188.000
404	09	01	00	Mobiliario y equipos de oficina	50.000	0	0	0	0	50.000
404	09	02	00	Equipos de computación	38.000	0	0	0	0	38.000
404	09	03	00	Mobiliario y equipos de alojamiento	100.000	0	0	0	0	100.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	**500.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129619 530068000 FOMENTAR LA MODERNIZACIÓN Y TRANSFORMACIÓN DE LOS MERCADOS MUNICIPALES COMO ESPACIOS DE INTERCAMBIO COMERCIAL

OBJETIVO DEL PROYECTO: FOMENTAR LA MODERNIZACIÓN Y TRANSFORMACIÓN DE LOS MERCADOS MUNICIPALES COMO ESPACIOS DE INTERCAMBIO JUSTO Y DE DESARROLLO ECONÓMICO DE LAS COMUNIDADES ORGANIZADAS, A OBJETO DE GARANTIZAR EL ACCESO A LOS PRODUCTOS BÁSICOS A LA POBLACIÓN VENEZOLANA.

UNIDAD DE MEDIDA: ESPACIO **META:** 14

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530068002 ARTICULACIÓN CON LAS ALCALDÍAS Y DEMÁS ENTES INVOLUCRADOS PARA LA FORMULACIÓN DE POLÍTICAS, ORIENTADAS AL DESARROLLO DE LOS MERCADOS MUNICIPALES

UNIDAD DE MEDIDA: PROCESO **META:** 6

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**30.800**	**0**	**0**	**0**	**0**	**30.800**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	10.000
402	04	00	00	Productos de cuero y caucho	4.000	0	0	0	0	4.000
402	04	03	00	Cauchos y tripas para vehículos	4.000	0	0	0	0	4.000
402	05	00	00	Productos de papel, cartón e impresos	5.000	0	0	0	0	5.000
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	7.800	0	0	0	0	7.800
402	06	03	00	Tintas, pinturas y colorantes	5.000	0	0	0	0	5.000
402	06	06	00	Combustibles y lubricantes	2.800	0	0	0	0	2.800
402	07	00	00	Productos minerales no metálicos	4.000	0	0	0	0	4.000
402	07	01	00	Productos de barro, loza y porcelana	4.000	0	0	0	0	4.000
403	**00**	**00**	**00**	**Servicios no personales**	**35.700**	**0**	**0**	**0**	**0**	**35.700**
403	07	00	00	Servicios de información, impresión y relaciones públicas	13.700	0	0	0	0	13.700
403	07	01	00	Publicidad y propaganda	13.700	0	0	0	0	13.700
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	12.000	0	0	0	0	12.000
403	18	01	00	Impuesto al valor agregado	12.000	0	0	0	0	12.000
404	**00**	**00**	**00**	**Activos reales**	**33.500**	**0**	**0**	**0**	**0**	**33.500**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	33.500	0	0	0	0	33.500
404	09	01	00	Mobiliario y equipos de oficina	10.000	0	0	0	0	10.000
404	09	02	00	Equipos de computación	10.000	0	0	0	0	10.000
404	09	03	00	Mobiliario y equipos de alojamiento	13.500	0	0	0	0	13.500
				Totales	**100.000**	**0**	**0**	**0**	**0**	**100.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129619 530068000 FOMENTAR LA MODERNIZACIÓN Y TRANSFORMACIÓN DE LOS MERCADOS MUNICIPALES COMO ESPACIOS DE INTERCAMBIO COMERCIAL

OBJETIVO DEL PROYECTO: FOMENTAR LA MODERNIZACIÓN Y TRANSFORMACIÓN DE LOS MERCADOS MUNICIPALES COMO ESPACIOS DE INTERCAMBIO JUSTO Y DE DESARROLLO ECONÓMICO DE LAS COMUNIDADES ORGANIZADAS, A OBJETO DE GARANTIZAR EL ACCESO A LOS PRODUCTOS BÁSICOS A LA POBLACIÓN VENEZOLANA.

UNIDAD DE MEDIDA: ESPACIO **META:** 14

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530068003 ADECUACIÓN DEL MARCO LEGAL

UNIDAD DE MEDIDA: RESOLUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**30.800**	**0**	**0**	**0**	**0**	**30.800**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	5.000	0	0	0	0	5.000
402	05	06	00	Productos de papel y cartón para computación	5.000	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	15.800	0	0	0	0	15.800
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.400	0	0	0	0	5.400
402	10	08	00	Materiales para equipos de computación	5.400	0	0	0	0	5.400
402	10	13	00	Materiales fotográficos	5.000	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**35.700**	**0**	**0**	**0**	**0**	**35.700**
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.700	0	0	0	0	8.700
403	07	02	00	Imprenta y reproducción	8.700	0	0	0	0	8.700
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	10.000
403	15	00	00	Servicios fiscales	5.000	0	0	0	0	5.000
403	15	02	00	Tasas y otros derechos obligatorios	5.000	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	12.000	0	0	0	0	12.000
403	18	01	00	Impuesto al valor agregado	12.000	0	0	0	0	12.000
404	**00**	**00**	**00**	**Activos reales**	**33.500**	**0**	**0**	**0**	**0**	**33.500**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	33.500	0	0	0	0	33.500
404	09	01	00	Mobiliario y equipos de oficina	10.000	0	0	0	0	10.000
404	09	02	00	Equipos de computación	13.500	0	0	0	0	13.500
404	09	03	00	Mobiliario y equipos de alojamiento	10.000	0	0	0	0	10.000
				Totales	**100.000**	**0**	**0**	**0**	**0**	**100.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129619 530068000 FOMENTAR LA MODERNIZACIÓN Y TRANSFORMACIÓN DE LOS MERCADOS MUNICIPALES COMO ESPACIOS DE INTERCAMBIO COMERCIAL

OBJETIVO DEL PROYECTO: FOMENTAR LA MODERNIZACIÓN Y TRANSFORMACIÓN DE LOS MERCADOS MUNICIPALES COMO ESPACIOS DE INTERCAMBIO JUSTO Y DE DESARROLLO ECONÓMICO DE LAS COMUNIDADES ORGANIZADAS, A OBJETO DE GARANTIZAR EL ACCESO A LOS PRODUCTOS BÁSICOS A LA POBLACIÓN VENEZOLANA.

UNIDAD DE MEDIDA: ESPACIO **META:** 14

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530068004 PROMOCIÓN DE ALIANZAS ESTRATÉGICAS ENTRE PRODUCTORES Y COMERCIALIZADORES DE ORGANIZACIONES SOCIO-PRODUCTIVAS.

UNIDAD DE MEDIDA: CONVENIO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**182.000**	**0**	**0**	**0**	**0**	**182.000**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	20.000
402	03	00	00	Textiles y vestuarios	10.000	0	0	0	0	10.000
402	03	02	00	Prendas de vestir	10.000	0	0	0	0	10.000
402	04	00	00	Productos de cuero y caucho	10.000	0	0	0	0	10.000
402	04	03	00	Cauchos y tripas para vehículos	10.000	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	60.000	0	0	0	0	60.000
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	20.000
402	05	04	00	Libros, revistas y periódicos	10.000	0	0	0	0	10.000
402	05	06	00	Productos de papel y cartón para computación	10.000	0	0	0	0	10.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.000	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	40.000	0	0	0	0	40.000
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	10.000	0	0	0	0	10.000
402	06	08	00	Productos plásticos	20.000	0	0	0	0	20.000
402	08	00	00	Productos metálicos	10.000	0	0	0	0	10.000
402	08	08	00	Material de educación	10.000	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	20.000	0	0	0	0	20.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	10.000
402	10	11	00	Materiales eléctricos	10.000	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	12.000	0	0	0	0	12.000
402	99	01	00	Otros materiales y suministros	12.000	0	0	0	0	12.000
403	**00**	**00**	**00**	**Servicios no personales**	**336.000**	**0**	**0**	**0**	**0**	**336.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	142.000	0	0	0	0	142.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129619 530068000 FOMENTAR LA MODERNIZACIÓN Y TRANSFORMACIÓN DE LOS MERCADOS MUNICIPALES COMO ESPACIOS DE INTERCAMBIO COMERCIAL

OBJETIVO DEL PROYECTO: FOMENTAR LA MODERNIZACIÓN Y TRANSFORMACIÓN DE LOS MERCADOS MUNICIPALES COMO ESPACIOS DE INTERCAMBIO JUSTO Y DE DESARROLLO ECONÓMICO DE LAS COMUNIDADES ORGANIZADAS, A OBJETO DE GARANTIZAR EL ACCESO A LOS PRODUCTOS BÁSICOS A LA POBLACIÓN VENEZOLANA.

UNIDAD DE MEDIDA: ESPACIO **META:** 14

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530068004 PROMOCIÓN DE ALIANZAS ESTRATÉGICAS ENTRE PRODUCTORES Y COMERCIALIZADORES DE ORGANIZACIONES SOCIO-PRODUCTIVAS.

UNIDAD DE MEDIDA: CONVENIO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	01	00	Publicidad y propaganda	60.000	0	0	0	0	60.000
403	07	02	00	Imprenta y reproducción	32.000	0	0	0	0	32.000
403	07	03	00	Relaciones sociales	30.000	0	0	0	0	30.000
403	07	04	00	Avisos	20.000	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	70.000	0	0	0	0	70.000
403	09	01	00	Viáticos y pasajes dentro del país	60.000	0	0	0	0	60.000
403	09	03	00	Asignación por kilómetros recorridos	10.000	0	0	0	0	10.000
403	15	00	00	Servicios fiscales	20.000	0	0	0	0	20.000
403	15	02	00	Tasas y otros derechos obligatorios	10.000	0	0	0	0	10.000
403	15	99	00	Otros servicios fiscales	10.000	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	84.000	0	0	0	0	84.000
403	18	01	00	Impuesto al valor agregado	84.000	0	0	0	0	84.000
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	20.000
404	**00**	**00**	**00**	**Activos reales**	**182.000**	**0**	**0**	**0**	**0**	**182.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	182.000	0	0	0	0	182.000
404	09	01	00	Mobiliario y equipos de oficina	50.000	0	0	0	0	50.000
404	09	02	00	Equipos de computación	32.000	0	0	0	0	32.000
404	09	03	00	Mobiliario y equipos de alojamiento	100.000	0	0	0	0	100.000
				Totales	**700.000**	**0**	**0**	**0**	**0**	**700.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129619 530068000 FOMENTAR LA MODERNIZACIÓN Y TRANSFORMACIÓN DE LOS MERCADOS MUNICIPALES COMO ESPACIOS DE INTERCAMBIO COMERCIAL

OBJETIVO DEL PROYECTO: FOMENTAR LA MODERNIZACIÓN Y TRANSFORMACIÓN DE LOS MERCADOS MUNICIPALES COMO ESPACIOS DE INTERCAMBIO JUSTO Y DE DESARROLLO ECONÓMICO DE LAS COMUNIDADES ORGANIZADAS, A OBJETO DE GARANTIZAR EL ACCESO A LOS PRODUCTOS BÁSICOS A LA POBLACIÓN VENEZOLANA.

UNIDAD DE MEDIDA: ESPACIO **META:** 14

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530068005 PROMOCIÓN Y FOMENTO PARA EL DESARROLLO DE SISTEMAS DE INFORMACIÓN PARA REDES DE COMERCIO JUSTO Y SUMINISTRO SOCIALISTA, QUE GARANTICEN EL INTERCAMBIO DE BIENES Y SERVICIOS GENERADOS POR LAS ORGANIZACIONES SOCIO-PRODUCTIVAS.

UNIDAD DE MEDIDA: ESPACIO **META:** 14

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	425.000	0	0	0	0	425.000
402	01	00	00	Productos alimenticios y agropecuarios	90.000	0	0	0	0	90.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	50.000
402	01	99	00	Otros productos alimenticios y agropecuarios	40.000	0	0	0	0	40.000
402	04	00	00	Productos de cuero y caucho	30.000	0	0	0	0	30.000
402	04	03	00	Cauchos y tripas para vehículos	20.000	0	0	0	0	20.000
402	04	99	00	Otros productos de cuero y caucho	10.000	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	110.000	0	0	0	0	110.000
402	05	01	00	Pulpa de madera, papel y cartón	20.000	0	0	0	0	20.000
402	05	02	00	Envases y cajas de papel y cartón	10.000	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	40.000	0	0	0	0	40.000
402	05	04	00	Libros, revistas y periódicos	10.000	0	0	0	0	10.000
402	05	06	00	Productos de papel y cartón para computación	10.000	0	0	0	0	10.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.000	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	30.000	0	0	0	0	30.000
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	20.000
402	06	06	00	Combustibles y lubricantes	10.000	0	0	0	0	10.000
402	07	00	00	Productos minerales no metálicos	30.000	0	0	0	0	30.000
402	07	01	00	Productos de barro, loza y porcelana	10.000	0	0	0	0	10.000
402	07	02	00	Vidrios y productos de vidrio	20.000	0	0	0	0	20.000
402	08	00	00	Productos metálicos	30.000	0	0	0	0	30.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.000	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	20.000	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	93.000	0	0	0	0	93.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	63.000	0	0	0	0	63.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129619 530068000 FOMENTAR LA MODERNIZACIÓN Y TRANSFORMACIÓN DE LOS MERCADOS MUNICIPALES COMO ESPACIOS DE INTERCAMBIO COMERCIAL

OBJETIVO DEL PROYECTO: FOMENTAR LA MODERNIZACIÓN Y TRANSFORMACIÓN DE LOS MERCADOS MUNICIPALES COMO ESPACIOS DE INTERCAMBIO JUSTO Y DE DESARROLLO ECONÓMICO DE LAS COMUNIDADES ORGANIZADAS, A OBJETO DE GARANTIZAR EL ACCESO A LOS PRODUCTOS BÁSICOS A LA POBLACIÓN VENEZOLANA.

UNIDAD DE MEDIDA: ESPACIO **META:** 14

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530068005 PROMOCIÓN Y FOMENTO PARA EL DESARROLLO DE SISTEMAS DE INFORMACIÓN PARA REDES DE COMERCIO JUSTO Y SUMINISTRO SOCIALISTA, QUE GARANTICEN EL INTERCAMBIO DE BIENES Y SERVICIOS GENERADOS POR LAS ORGANIZACIONES SOCIO-PRODUCTIVAS.

UNIDAD DE MEDIDA: ESPACIO **META:** 14

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	10.000
402	10	13	00	Materiales fotográficos	10.000	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	10.000	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	12.000	0	0	0	0	12.000
402	99	01	00	Otros materiales y suministros	12.000	0	0	0	0	12.000
403	**00**	**00**	**00**	**Servicios no personales**	**403.851**	**0**	**0**	**0**	**0**	**403.851**
403	07	00	00	Servicios de información, impresión y relaciones públicas	130.000	0	0	0	0	130.000
403	07	01	00	Publicidad y propaganda	60.000	0	0	0	0	60.000
403	07	02	00	Imprenta y reproducción	40.000	0	0	0	0	40.000
403	07	03	00	Relaciones sociales	20.000	0	0	0	0	20.000
403	07	04	00	Avisos	10.000	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	100.000
403	15	00	00	Servicios fiscales	10.000	0	0	0	0	10.000
403	15	99	00	Otros servicios fiscales	10.000	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	150.000	0	0	0	0	150.000
403	18	01	00	Impuesto al valor agregado	150.000	0	0	0	0	150.000
403	99	00	00	Otros servicios no personales	13.851	0	0	0	0	13.851
403	99	01	00	Otros servicios no personales	13.851	0	0	0	0	13.851
404	**00**	**00**	**00**	**Activos reales**	**355.000**	**0**	**0**	**0**	**0**	**355.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	355.000	0	0	0	0	355.000
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	100.000
404	09	02	00	Equipos de computación	100.000	0	0	0	0	100.000
404	09	03	00	Mobiliario y equipos de alojamiento	155.000	0	0	0	0	155.000
				Totales	**1.183.851**	**0**	**0**	**0**	**0**	**1.183.851**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129621 530069000 FORTALECIMIENTO DEL SISTEMA DE INFORMACIÓN DEL MERCADO VENEZOLANO

OBJETIVO DEL PROYECTO: EVALUAR INDICADORES DE PRECIOS Y ABASTECIMIENTO, QUE PERMITA LA CORRECCIÓN DE LAS FALLAS EXISTENTES EN EL MERCADO PARA CREAR LAS CONDICIONES QUE GARANTICEN EL ACCESO DE LOS BIENES A LA POBLACIÓN VENEZOLANA.

UNIDAD DE MEDIDA: INFORME **META:** 48

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**59.000**	**0**	**0**	**0**	**0**	**59.000**
402	01	00	00	Productos alimenticios y agropecuarios	24.000	0	0	0	0	24.000
402	01	01	00	Alimentos y bebidas para personas	24.000	0	0	0	0	24.000
402	05	00	00	Productos de papel, cartón e impresos	25.000	0	0	0	0	25.000
402	05	03	00	Productos de papel y cartón para oficina	25.000	0	0	0	0	25.000
402	10	00	00	Productos varios y útiles diversos	10.000	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.024.280**	**0**	**0**	**0**	**0**	**1.024.280**
403	07	00	00	Servicios de información, impresión y relaciones públicas	494.200	0	0	0	0	494.200
403	07	01	00	Publicidad y propaganda	240.000	0	0	0	0	240.000
403	07	02	00	Imprenta y reproducción	160.000	0	0	0	0	160.000
403	07	03	00	Relaciones sociales	84.200	0	0	0	0	84.200
403	07	04	00	Avisos	10.000	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	165.000	0	0	0	0	165.000
403	09	01	00	Viáticos y pasajes dentro del país	145.000	0	0	0	0	145.000
403	09	03	00	Asignación por kilómetros recorridos	20.000	0	0	0	0	20.000
403	15	00	00	Servicios fiscales	85.000	0	0	0	0	85.000
403	15	02	00	Tasas y otros derechos obligatorios	20.000	0	0	0	0	20.000
403	15	99	00	Otros servicios fiscales	65.000	0	0	0	0	65.000
403	18	00	00	Impuestos indirectos	180.080	0	0	0	0	180.080
403	18	01	00	Impuesto al valor agregado	180.080	0	0	0	0	180.080
403	99	00	00	Otros servicios no personales	100.000	0	0	0	0	100.000
403	99	01	00	Otros servicios no personales	100.000	0	0	0	0	100.000
404	**00**	**00**	**00**	**Activos reales**	**500.000**	**0**	**0**	**0**	**0**	**500.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	500.000
404	09	01	00	Mobiliario y equipos de oficina	180.000	0	0	0	0	180.000
404	09	02	00	Equipos de computación	200.000	0	0	0	0	200.000
404	09	03	00	Mobiliario y equipos de alojamiento	120.000	0	0	0	0	120.000
				Totales	**1.583.280**	**0**	**0**	**0**	**0**	**1.583.280**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129621 530069000 FORTALECIMIENTO DEL SISTEMA DE INFORMACIÓN DEL MERCADO VENEZOLANO

OBJETIVO DEL PROYECTO: EVALUAR INDICADORES DE PRECIOS Y ABASTECIMIENTO, QUE PERMITA LA CORRECCIÓN DE LAS FALLAS EXISTENTES EN EL MERCADO PARA CREAR LAS CONDICIONES QUE GARANTICEN EL ACCESO DE LOS BIENES A LA POBLACIÓN VENEZOLANA.

UNIDAD DE MEDIDA: INFORME **META:** 48

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129621 530069000 FORTALECIMIENTO DEL SISTEMA DE INFORMACIÓN DEL MERCADO VENEZOLANO

OBJETIVO DEL PROYECTO: EVALUAR INDICADORES DE PRECIOS Y ABASTECIMIENTO, QUE PERMITA LA CORRECCIÓN DE LAS FALLAS EXISTENTES EN EL MERCADO PARA CREAR LAS CONDICIONES QUE GARANTICEN EL ACCESO DE LOS BIENES A LA POBLACIÓN VENEZOLANA.

UNIDAD DE MEDIDA: INFORME **META:** 48

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530069001 REDISEÑO METODOLÓGICO DEL SISTEMA

UNIDAD DE MEDIDA: MÓDULO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**20.000**	**0**	**0**	**0**	**0**	**20.000**
402	05	00	00	Productos de papel, cartón e impresos	10.000	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	10.000	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	10.000	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	10.000
403	00	00	00	**Servicios no personales**	**520.000**	**0**	**0**	**0**	**0**	**520.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	294.200	0	0	0	0	294.200
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	84.200	0	0	0	0	84.200
403	07	04	00	Avisos	10.000	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	60.000	0	0	0	0	60.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	50.000
403	09	03	00	Asignación por kilómetros recorridos	10.000	0	0	0	0	10.000
403	15	00	00	Servicios fiscales	15.000	0	0	0	0	15.000
403	15	02	00	Tasas y otros derechos obligatorios	10.000	0	0	0	0	10.000
403	15	99	00	Otros servicios fiscales	5.000	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	100.800	0	0	0	0	100.800
403	18	01	00	Impuesto al valor agregado	100.800	0	0	0	0	100.800
403	99	00	00	Otros servicios no personales	50.000	0	0	0	0	50.000
403	99	01	00	Otros servicios no personales	50.000	0	0	0	0	50.000
404	00	00	00	**Activos reales**	**300.000**	**0**	**0**	**0**	**0**	**300.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	300.000
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	100.000
404	09	02	00	Equipos de computación	100.000	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129621 530069000 FORTALECIMIENTO DEL SISTEMA DE INFORMACIÓN DEL MERCADO VENEZOLANO

OBJETIVO DEL PROYECTO: EVALUAR INDICADORES DE PRECIOS Y ABASTECIMIENTO, QUE PERMITA LA CORRECCIÓN DE LAS FALLAS EXISTENTES EN EL MERCADO PARA CREAR LAS CONDICIONES QUE GARANTICEN EL ACCESO DE LOS BIENES A LA POBLACIÓN VENEZOLANA.

UNIDAD DE MEDIDA: INFORME **META:** 48

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530069001 REDISEÑO METODOLÓGICO DEL SISTEMA

UNIDAD DE MEDIDA: MÓDULO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	100.000	0	0	0	0	100.000
				Totales	**840.000**	**0**	**0**	**0**	**0**	**840.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 53 - 110

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129621 530069000 FORTALECIMIENTO DEL SISTEMA DE INFORMACIÓN DEL MERCADO VENEZOLANO

OBJETIVO DEL PROYECTO: EVALUAR INDICADORES DE PRECIOS Y ABASTECIMIENTO, QUE PERMITA LA CORRECCIÓN DE LAS FALLAS EXISTENTES EN EL MERCADO PARA CREAR LAS CONDICIONES QUE GARANTICEN EL ACCESO DE LOS BIENES A LA POBLACIÓN VENEZOLANA.

UNIDAD DE MEDIDA: INFORME **META:** 48

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530069002 CAPACITACIÓN AL PERSONAL QUE REALIZA TRABAJO DE CAMPO Y TRANSCRIPCIÓN DE DATOS

UNIDAD DE MEDIDA: TALLER **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.000**	**0**	**0**	**0**	**0**	**15.000**
402	05	00	00	Productos de papel, cartón e impresos	15.000	0	0	0	0	15.000
402	05	03	00	Productos de papel y cartón para oficina	15.000	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**100.000**	**0**	**0**	**0**	**0**	**100.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	40.000	0	0	0	0	40.000
403	07	01	00	Publicidad y propaganda	40.000	0	0	0	0	40.000
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	30.000	0	0	0	0	30.000
403	18	01	00	Impuesto al valor agregado	30.000	0	0	0	0	30.000
404	**00**	**00**	**00**	**Activos reales**	**135.000**	**0**	**0**	**0**	**0**	**135.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	135.000	0	0	0	0	135.000
404	09	01	00	Mobiliario y equipos de oficina	50.000	0	0	0	0	50.000
404	09	02	00	Equipos de computación	65.000	0	0	0	0	65.000
404	09	03	00	Mobiliario y equipos de alojamiento	20.000	0	0	0	0	20.000
				Totales	**250.000**	**0**	**0**	**0**	**0**	**250.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129621 530069000 FORTALECIMIENTO DEL SISTEMA DE INFORMACIÓN DEL MERCADO VENEZOLANO

OBJETIVO DEL PROYECTO: EVALUAR INDICADORES DE PRECIOS Y ABASTECIMIENTO, QUE PERMITA LA CORRECCIÓN DE LAS FALLAS EXISTENTES EN EL MERCADO PARA CREAR LAS CONDICIONES QUE GARANTICEN EL ACCESO DE LOS BIENES A LA POBLACIÓN VENEZOLANA.

UNIDAD DE MEDIDA: INFORME **META:** 48

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530069003 EVALUACIÓN DEL COMPORTAMIENTO DE PRECIOS Y ESCASEZ E INDICADORES DE LOS SECTORES ALIMENTOS, ASEO PERSONAL E HIGIENE DEL HOGAR.

UNIDAD DE MEDIDA: REPORTE **META:** 48

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO INTERIOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**24.000**	**0**	**0**	**0**	**0**	**24.000**
402	01	00	00	Productos alimenticios y agropecuarios	24.000	0	0	0	0	24.000
402	01	01	00	Alimentos y bebidas para personas	24.000	0	0	0	0	24.000
403	00	00	00	**Servicios no personales**	**404.280**	**0**	**0**	**0**	**0**	**404.280**
403	07	00	00	Servicios de información, impresión y relaciones públicas	160.000	0	0	0	0	160.000
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	60.000	0	0	0	0	60.000
403	09	00	00	Viáticos y pasajes	75.000	0	0	0	0	75.000
403	09	01	00	Viáticos y pasajes dentro del país	65.000	0	0	0	0	65.000
403	09	03	00	Asignación por kilómetros recorridos	10.000	0	0	0	0	10.000
403	15	00	00	Servicios fiscales	70.000	0	0	0	0	70.000
403	15	02	00	Tasas y otros derechos obligatorios	10.000	0	0	0	0	10.000
403	15	99	00	Otros servicios fiscales	60.000	0	0	0	0	60.000
403	18	00	00	Impuestos indirectos	49.280	0	0	0	0	49.280
403	18	01	00	Impuesto al valor agregado	49.280	0	0	0	0	49.280
403	99	00	00	Otros servicios no personales	50.000	0	0	0	0	50.000
403	99	01	00	Otros servicios no personales	50.000	0	0	0	0	50.000
404	00	00	00	**Activos reales**	**65.000**	**0**	**0**	**0**	**0**	**65.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	65.000	0	0	0	0	65.000
404	09	01	00	Mobiliario y equipos de oficina	30.000	0	0	0	0	30.000
404	09	02	00	Equipos de computación	35.000	0	0	0	0	35.000
				Totales	**493.280**	**0**	**0**	**0**	**0**	**493.280**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129573 530070000 IMPULSAR LA POLÍTICA COMERCIAL EN LAS REGIONES

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS SERVICIOS DE ACOMPAÑAMIENTO, ASESORÍA, ANÁLISIS Y MONITOREO A LAS UNIDADES DE PRODUCCIÓN Y COMERCIO, PÚBLICAS Y PRIVADAS, COMUNAS Y OTROS USUARIOS EN ZONAS ECONÓMICAS Y COMERCIALES ESTRATÉGICAS.

UNIDAD DE MEDIDA: USUARIO **META:** 6.600 **FEMENINO:** 3.300 **MASCULINO:** 3.300

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESPLIEGUE TERRITORIAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.280.000**	**0**	**0**	**0**	**0**	**9.280.000**
402	01	00	00	Productos alimenticios y agropecuarios	825.000	0	0	0	0	825.000
402	01	01	00	Alimentos y bebidas para personas	825.000	0	0	0	0	825.000
402	04	00	00	Productos de cuero y caucho	200.000	0	0	0	0	200.000
402	04	03	00	Cauchos y tripas para vehículos	200.000	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	1.975.000	0	0	0	0	1.975.000
402	05	01	00	Pulpa de madera, papel y cartón	365.000	0	0	0	0	365.000
402	05	02	00	Envases y cajas de papel y cartón	315.000	0	0	0	0	315.000
402	05	03	00	Productos de papel y cartón para oficina	465.000	0	0	0	0	465.000
402	05	06	00	Productos de papel y cartón para computación	465.000	0	0	0	0	465.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	365.000	0	0	0	0	365.000
402	06	00	00	Productos químicos y derivados	580.000	0	0	0	0	580.000
402	06	03	00	Tintas, pinturas y colorantes	480.000	0	0	0	0	480.000
402	06	04	00	Productos farmacéuticos y medicamentos	100.000	0	0	0	0	100.000
402	08	00	00	Productos metálicos	3.300.000	0	0	0	0	3.300.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.900.000	0	0	0	0	1.900.000
402	08	10	00	Repuestos y accesorios para otros equipos	850.000	0	0	0	0	850.000
402	08	99	00	Otros productos metálicos	550.000	0	0	0	0	550.000
402	10	00	00	Productos varios y útiles diversos	2.400.000	0	0	0	0	2.400.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.000.000	0	0	0	0	1.000.000
402	10	08	00	Materiales para equipos de computación	1.400.000	0	0	0	0	1.400.000
403	**00**	**00**	**00**	**Servicios no personales**	**19.023.780**	**0**	**0**	**0**	**0**	**19.023.780**
403	06	00	00	Servicios de transporte y almacenaje	215.000	0	0	0	0	215.000
403	06	01	00	Fletes y embalajes	215.000	0	0	0	0	215.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.475.000	0	0	0	0	3.475.000
403	07	01	00	Publicidad y propaganda	1.125.000	0	0	0	0	1.125.000
403	07	02	00	Imprenta y reproducción	1.000.000	0	0	0	0	1.000.000
403	07	03	00	Relaciones sociales	950.000	0	0	0	0	950.000
403	07	04	00	Avisos	400.000	0	0	0	0	400.000
403	09	00	00	Viáticos y pasajes	6.381.167	0	0	0	0	6.381.167

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129573 530070000 IMPULSAR LA POLÍTICA COMERCIAL EN LAS REGIONES

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS SERVICIOS DE ACOMPAÑAMIENTO, ASESORÍA, ANÁLISIS Y MONITOREO A LAS UNIDADES DE PRODUCCIÓN Y COMERCIO, PÚBLICAS Y PRIVADAS, COMUNAS Y OTROS USUARIOS EN ZONAS ECONÓMICAS Y COMERCIALES ESTRATÉGICAS.

UNIDAD DE MEDIDA: USUARIO **META:** 6.600 **FEMENINO:** 3.300 **MASCULINO:** 3.300

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESPLIEGUE TERRITORIAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	6.381.167	0	0	0	0	6.381.167
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.400.000	0	0	0	0	2.400.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.400.000	0	0	0	0	1.400.000
403	10	99	00	Otros servicios profesionales y técnicos	1.000.000	0	0	0	0	1.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.820.000	0	0	0	0	2.820.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.120.000	0	0	0	0	1.120.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	600.000	0	0	0	0	600.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.080.000	0	0	0	0	1.080.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	20.000	0	0	0	0	20.000
403	15	00	00	Servicios fiscales	76.000	0	0	0	0	76.000
403	15	02	00	Tasas y otros derechos obligatorios	76.000	0	0	0	0	76.000
403	18	00	00	Impuestos indirectos	3.656.613	0	0	0	0	3.656.613
403	18	01	00	Impuesto al valor agregado	3.656.613	0	0	0	0	3.656.613
404	**00**	**00**	**00**	**Activos reales**	**2.168.000**	**0**	**0**	**0**	**0**	**2.168.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	750.000	0	0	0	0	750.000
404	01	01	00	Repuestos mayores	750.000	0	0	0	0	750.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	750.000	0	0	0	0	750.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.418.000	0	0	0	0	1.418.000
404	09	01	00	Mobiliario y equipos de oficina	418.000	0	0	0	0	418.000
404	09	02	00	Equipos de computación	1.000.000	0	0	0	0	1.000.000
				Totales	**30.471.780**	**0**	**0**	**0**	**0**	**30.471.780**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129573 530070000 IMPULSAR LA POLÍTICA COMERCIAL EN LAS REGIONES

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS SERVICIOS DE ACOMPAÑAMIENTO, ASESORÍA, ANÁLISIS Y MONITOREO A LAS UNIDADES DE PRODUCCIÓN Y COMERCIO, PÚBLICAS Y PRIVADAS, COMUNAS Y OTROS USUARIOS EN ZONAS ECONÓMICAS Y COMERCIALES ESTRATÉGICAS.

UNIDAD DE MEDIDA: USUARIO **META:** 6.600 **FEMENINO:** 3.300 **MASCULINO:** 3.300

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESPLIEGUE TERRITORIAL **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129573 530070000 IMPULSAR LA POLÍTICA COMERCIAL EN LAS REGIONES

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS SERVICIOS DE ACOMPAÑAMIENTO, ASESORÍA, ANÁLISIS Y MONITOREO A LAS UNIDADES DE PRODUCCIÓN Y COMERCIO, PÚBLICAS Y PRIVADAS, COMUNAS Y OTROS USUARIOS EN ZONAS ECONÓMICAS Y COMERCIALES ESTRATÉGICAS.

UNIDAD DE MEDIDA: USUARIO **META:** 6.600 **FEMENINO:** 3.300 **MASCULINO:** 3.300

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESPLIEGUE TERRITORIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530070001 PROVEER SERVICIO, ACOMPAÑAMIENTO TÉCNICO Y ASESORÍAS A LAS INICIATIVAS PRODUCTIVAS EXPORTADORAS Y/O CON POTENCIAL EXPORTADOR NO TRADICIONAL

UNIDAD DE MEDIDA: USUARIO **META:** 1.200

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESPLIEGUE TERRITORIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.245.000**	**0**	**0**	**0**	**0**	**1.245.000**
402	01	00	00	Productos alimenticios y agropecuarios	120.000	0	0	0	0	120.000
402	01	01	00	Alimentos y bebidas para personas	120.000	0	0	0	0	120.000
402	04	00	00	Productos de cuero y caucho	30.000	0	0	0	0	30.000
402	04	03	00	Cauchos y tripas para vehículos	30.000	0	0	0	0	30.000
402	05	00	00	Productos de papel, cartón e impresos	180.000	0	0	0	0	180.000
402	05	01	00	Pulpa de madera, papel y cartón	30.000	0	0	0	0	30.000
402	05	02	00	Envases y cajas de papel y cartón	45.000	0	0	0	0	45.000
402	05	03	00	Productos de papel y cartón para oficina	30.000	0	0	0	0	30.000
402	05	06	00	Productos de papel y cartón para computación	30.000	0	0	0	0	30.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	45.000	0	0	0	0	45.000
402	06	00	00	Productos químicos y derivados	15.000	0	0	0	0	15.000
402	06	03	00	Tintas, pinturas y colorantes	15.000	0	0	0	0	15.000
402	08	00	00	Productos metálicos	600.000	0	0	0	0	600.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	300.000	0	0	0	0	300.000
402	08	10	00	Repuestos y accesorios para otros equipos	200.000	0	0	0	0	200.000
402	08	99	00	Otros productos metálicos	100.000	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	300.000	0	0	0	0	300.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.000	0	0	0	0	100.000
402	10	08	00	Materiales para equipos de computación	200.000	0	0	0	0	200.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.426.780**	**0**	**0**	**0**	**0**	**5.426.780**
403	06	00	00	Servicios de transporte y almacenaje	65.000	0	0	0	0	65.000
403	06	01	00	Fletes y embalajes	65.000	0	0	0	0	65.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	550.000	0	0	0	0	550.000
403	07	01	00	Publicidad y propaganda	150.000	0	0	0	0	150.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129573 530070000 IMPULSAR LA POLÍTICA COMERCIAL EN LAS REGIONES

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS SERVICIOS DE ACOMPAÑAMIENTO, ASESORÍA, ANÁLISIS Y MONITOREO A LAS UNIDADES DE PRODUCCIÓN Y COMERCIO, PÚBLICAS Y PRIVADAS, COMUNAS Y OTROS USUARIOS EN ZONAS ECONÓMICAS Y COMERCIALES ESTRATÉGICAS.

UNIDAD DE MEDIDA: USUARIO **META:** 6.600 **FEMENINO:** 3.300 **MASCULINO:** 3.300

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESPLIEGUE TERRITORIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530070001 PROVEER SERVICIO, ACOMPAÑAMIENTO TÉCNICO Y ASESORÍAS A LAS INICIATIVAS PRODUCTIVAS EXPORTADORAS Y/O CON POTENCIAL EXPORTADOR NO TRADICIONAL

UNIDAD DE MEDIDA: USUARIO **META:** 1.200

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESPLIEGUE TERRITORIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	02	00	Imprenta y reproducción	200.000	0	0	0	0	200.000
403	07	03	00	Relaciones sociales	150.000	0	0	0	0	150.000
403	07	04	00	Avisos	50.000	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	3.581.167	0	0	0	0	3.581.167
403	09	01	00	Viáticos y pasajes dentro del país	3.581.167	0	0	0	0	3.581.167
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	320.000	0	0	0	0	320.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	120.000	0	0	0	0	120.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	100.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	80.000	0	0	0	0	80.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	20.000	0	0	0	0	20.000
403	15	00	00	Servicios fiscales	50.000	0	0	0	0	50.000
403	15	02	00	Tasas y otros derechos obligatorios	50.000	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	860.613	0	0	0	0	860.613
403	18	01	00	Impuesto al valor agregado	860.613	0	0	0	0	860.613
404	**00**	**00**	**00**	**Activos reales**	**500.000**	**0**	**0**	**0**	**0**	**500.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	500.000	0	0	0	0	500.000
404	01	01	00	Repuestos mayores	500.000	0	0	0	0	500.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	500.000	0	0	0	0	500.000
				Totales	**7.171.780**	**0**	**0**	**0**	**0**	**7.171.780**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129573 530070000 IMPULSAR LA POLÍTICA COMERCIAL EN LAS REGIONES

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS SERVICIOS DE ACOMPAÑAMIENTO, ASESORÍA, ANÁLISIS Y MONITOREO A LAS UNIDADES DE PRODUCCIÓN Y COMERCIO, PÚBLICAS Y PRIVADAS, COMUNAS Y OTROS USUARIOS EN ZONAS ECONÓMICAS Y COMERCIALES ESTRATÉGICAS.

UNIDAD DE MEDIDA: USUARIO **META:** 6.600 **FEMENINO:** 3.300 **MASCULINO:** 3.300

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESPLIEGUE TERRITORIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530070002 IMPLANTACIÓN DE UN MODELO DE GESTIÓN COMUNAL PARA IMPULSAR EL COMERCIO DE TODO EL PUEBLO

UNIDAD DE MEDIDA: USUARIO **META:** 300

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESPLIEGUE TERRITORIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.630.000**	**0**	**0**	**0**	**0**	**2.630.000**
402	01	00	00	Productos alimenticios y agropecuarios	285.000	0	0	0	0	285.000
402	01	01	00	Alimentos y bebidas para personas	285.000	0	0	0	0	285.000
402	04	00	00	Productos de cuero y caucho	120.000	0	0	0	0	120.000
402	04	03	00	Cauchos y tripas para vehículos	120.000	0	0	0	0	120.000
402	05	00	00	Productos de papel, cartón e impresos	430.000	0	0	0	0	430.000
402	05	01	00	Pulpa de madera, papel y cartón	90.000	0	0	0	0	90.000
402	05	02	00	Envases y cajas de papel y cartón	80.000	0	0	0	0	80.000
402	05	03	00	Productos de papel y cartón para oficina	90.000	0	0	0	0	90.000
402	05	06	00	Productos de papel y cartón para computación	90.000	0	0	0	0	90.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	80.000	0	0	0	0	80.000
402	06	00	00	Productos químicos y derivados	45.000	0	0	0	0	45.000
402	06	03	00	Tintas, pinturas y colorantes	45.000	0	0	0	0	45.000
402	08	00	00	Productos metálicos	1.050.000	0	0	0	0	1.050.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	600.000	0	0	0	0	600.000
402	08	10	00	Repuestos y accesorios para otros equipos	250.000	0	0	0	0	250.000
402	08	99	00	Otros productos metálicos	200.000	0	0	0	0	200.000
402	10	00	00	Productos varios y útiles diversos	700.000	0	0	0	0	700.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	300.000	0	0	0	0	300.000
402	10	08	00	Materiales para equipos de computación	400.000	0	0	0	0	400.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.570.000**	**0**	**0**	**0**	**0**	**3.570.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.300.000	0	0	0	0	1.300.000
403	07	01	00	Publicidad y propaganda	300.000	0	0	0	0	300.000
403	07	02	00	Imprenta y reproducción	400.000	0	0	0	0	400.000
403	07	03	00	Relaciones sociales	450.000	0	0	0	0	450.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129573 530070000 IMPULSAR LA POLÍTICA COMERCIAL EN LAS REGIONES

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS SERVICIOS DE ACOMPAÑAMIENTO, ASESORÍA, ANÁLISIS Y MONITOREO A LAS UNIDADES DE PRODUCCIÓN Y COMERCIO, PÚBLICAS Y PRIVADAS, COMUNAS Y OTROS USUARIOS EN ZONAS ECONÓMICAS Y COMERCIALES ESTRATÉGICAS.

UNIDAD DE MEDIDA: USUARIO **META:** 6.600 **FEMENINO:** 3.300 **MASCULINO:** 3.300

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESPLIEGUE TERRITORIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530070002 IMPLANTACIÓN DE UN MODELO DE GESTIÓN COMUNAL PARA IMPULSAR EL COMERCIO DE TODO EL PUEBLO

UNIDAD DE MEDIDA: USUARIO **META:** 300

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESPLIEGUE TERRITORIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	04	00	Avisos	150.000	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	1.500.000	0	0	0	0	1.500.000
403	09	01	00	Viáticos y pasajes dentro del país	1.500.000	0	0	0	0	1.500.000
403	15	00	00	Servicios fiscales	26.000	0	0	0	0	26.000
403	15	02	00	Tasas y otros derechos obligatorios	26.000	0	0	0	0	26.000
403	18	00	00	Impuestos indirectos	744.000	0	0	0	0	744.000
403	18	01	00	Impuesto al valor agregado	744.000	0	0	0	0	744.000
				Totales	6.200.000	0	0	0	0	6.200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129573 530070000 IMPULSAR LA POLÍTICA COMERCIAL EN LAS REGIONES

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS SERVICIOS DE ACOMPAÑAMIENTO, ASESORÍA, ANÁLISIS Y MONITOREO A LAS UNIDADES DE PRODUCCIÓN Y COMERCIO, PÚBLICAS Y PRIVADAS, COMUNAS Y OTROS USUARIOS EN ZONAS ECONÓMICAS Y COMERCIALES ESTRATÉGICAS.

UNIDAD DE MEDIDA: USUARIO **META:** 6.600 **FEMENINO:** 3.300 **MASCULINO:** 3.300

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESPLIEGUE TERRITORIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530070003 APOYO EN LA ORGANIZACIÓN Y PROMOCIÓN DE EVENTOS

UNIDAD DE MEDIDA: USUARIO **META:** 158

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESPLIEGUE TERRITORIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**455.000**	**0**	**0**	**0**	**0**	**455.000**
402	01	00	00	Productos alimenticios y agropecuarios	170.000	0	0	0	0	170.000
402	01	01	00	Alimentos y bebidas para personas	170.000	0	0	0	0	170.000
402	04	00	00	Productos de cuero y caucho	50.000	0	0	0	0	50.000
402	04	03	00	Cauchos y tripas para vehículos	50.000	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	215.000	0	0	0	0	215.000
402	05	01	00	Pulpa de madera, papel y cartón	45.000	0	0	0	0	45.000
402	05	02	00	Envases y cajas de papel y cartón	40.000	0	0	0	0	40.000
402	05	03	00	Productos de papel y cartón para oficina	45.000	0	0	0	0	45.000
402	05	06	00	Productos de papel y cartón para computación	45.000	0	0	0	0	45.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	40.000	0	0	0	0	40.000
402	06	00	00	Productos químicos y derivados	20.000	0	0	0	0	20.000
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**545.000**	**0**	**0**	**0**	**0**	**545.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	125.000	0	0	0	0	125.000
403	07	01	00	Publicidad y propaganda	75.000	0	0	0	0	75.000
403	07	03	00	Relaciones sociales	50.000	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	300.000	0	0	0	0	300.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	120.000	0	0	0	0	120.000
403	18	01	00	Impuesto al valor agregado	120.000	0	0	0	0	120.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129573 530070000 IMPULSAR LA POLÍTICA COMERCIAL EN LAS REGIONES

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS SERVICIOS DE ACOMPAÑAMIENTO, ASESORÍA, ANÁLISIS Y MONITOREO A LAS UNIDADES DE PRODUCCIÓN Y COMERCIO, PÚBLICAS Y PRIVADAS, COMUNAS Y OTROS USUARIOS EN ZONAS ECONÓMICAS Y COMERCIALES ESTRATÉGICAS.

UNIDAD DE MEDIDA: USUARIO **META:** 6.600 **FEMENINO:** 3.300 **MASCULINO:** 3.300

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESPLIEGUE TERRITORIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530070004 PROVEER SERVICIOS DE CALIDAD OPTIMIZANDO EL DESEMPEÑO DE LAS OFICINAS REGIONALES

UNIDAD DE MEDIDA: USUARIO **META:** 4.942

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESPLIEGUE TERRITORIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.950.000**	**0**	**0**	**0**	**0**	**4.950.000**
402	01	00	00	Productos alimenticios y agropecuarios	250.000	0	0	0	0	250.000
402	01	01	00	Alimentos y bebidas para personas	250.000	0	0	0	0	250.000
402	05	00	00	Productos de papel, cartón e impresos	1.150.000	0	0	0	0	1.150.000
402	05	01	00	Pulpa de madera, papel y cartón	200.000	0	0	0	0	200.000
402	05	02	00	Envases y cajas de papel y cartón	150.000	0	0	0	0	150.000
402	05	03	00	Productos de papel y cartón para oficina	300.000	0	0	0	0	300.000
402	05	06	00	Productos de papel y cartón para computación	300.000	0	0	0	0	300.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	200.000	0	0	0	0	200.000
402	06	00	00	Productos químicos y derivados	500.000	0	0	0	0	500.000
402	06	03	00	Tintas, pinturas y colorantes	400.000	0	0	0	0	400.000
402	06	04	00	Productos farmacéuticos y medicamentos	100.000	0	0	0	0	100.000
402	08	00	00	Productos metálicos	1.650.000	0	0	0	0	1.650.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.000.000	0	0	0	0	1.000.000
402	08	10	00	Repuestos y accesorios para otros equipos	400.000	0	0	0	0	400.000
402	08	99	00	Otros productos metálicos	250.000	0	0	0	0	250.000
402	10	00	00	Productos varios y útiles diversos	1.400.000	0	0	0	0	1.400.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	600.000	0	0	0	0	600.000
402	10	08	00	Materiales para equipos de computación	800.000	0	0	0	0	800.000
403	**00**	**00**	**00**	**Servicios no personales**	**9.482.000**	**0**	**0**	**0**	**0**	**9.482.000**
403	06	00	00	Servicios de transporte y almacenaje	150.000	0	0	0	0	150.000
403	06	01	00	Fletes y embalajes	150.000	0	0	0	0	150.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.500.000	0	0	0	0	1.500.000
403	07	01	00	Publicidad y propaganda	600.000	0	0	0	0	600.000
403	07	02	00	Imprenta y reproducción	400.000	0	0	0	0	400.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129573 530070000 IMPULSAR LA POLÍTICA COMERCIAL EN LAS REGIONES

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS SERVICIOS DE ACOMPAÑAMIENTO, ASESORÍA, ANÁLISIS Y MONITOREO A LAS UNIDADES DE PRODUCCIÓN Y COMERCIO, PÚBLICAS Y PRIVADAS, COMUNAS Y OTROS USUARIOS EN ZONAS ECONÓMICAS Y COMERCIALES ESTRATÉGICAS.

UNIDAD DE MEDIDA: USUARIO **META:** 6.600 **FEMENINO:** 3.300 **MASCULINO:** 3.300

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESPLIEGUE TERRITORIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530070004 PROVEER SERVICIOS DE CALIDAD OPTIMIZANDO EL DESEMPEÑO DE LAS OFICINAS REGIONALES

UNIDAD DE MEDIDA: USUARIO **META:** 4.942

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DESPLIEGUE TERRITORIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	03	00	Relaciones sociales	300.000	0	0	0	0	300.000
403	07	04	00	Avisos	200.000	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	1.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.400.000	0	0	0	0	2.400.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.400.000	0	0	0	0	1.400.000
403	10	99	00	Otros servicios profesionales y técnicos	1.000.000	0	0	0	0	1.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.500.000	0	0	0	0	2.500.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	1.000.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	500.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.000.000	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	1.932.000	0	0	0	0	1.932.000
403	18	01	00	Impuesto al valor agregado	1.932.000	0	0	0	0	1.932.000
404	**00**	**00**	**00**	**Activos reales**	**1.668.000**	**0**	**0**	**0**	**0**	**1.668.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	250.000	0	0	0	0	250.000
404	01	01	00	Repuestos mayores	250.000	0	0	0	0	250.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	250.000	0	0	0	0	250.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.418.000	0	0	0	0	1.418.000
404	09	01	00	Mobiliario y equipos de oficina	418.000	0	0	0	0	418.000
404	09	02	00	Equipos de computación	1.000.000	0	0	0	0	1.000.000
				Totales	**16.100.000**	**0**	**0**	**0**	**0**	**16.100.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129598 530071000 PLAN NACIONAL DE EXPORTACIONES.

OBJETIVO DEL PROYECTO: REALIZAR CAMPAÑA INTERNACIONAL DE PROMOCIÓN DE LA OFERTA EXPORTABLE VENEZOLANA Y DE LA MARCA PAÍS PARA FORTALECER LA COMERCIALIZACIÓN DE NUESTROS PRODUCTOS Y SERVICIOS EN MERCADOS FORÁNEOS ESTRATÉGICOS.

UNIDAD DE MEDIDA: EVENTO **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO EXTERIOR **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.141.000**	**0**	**0**	**0**	**0**	**3.141.000**
402	01	00	00	Productos alimenticios y agropecuarios	712.000	0	0	0	0	712.000
402	01	01	00	Alimentos y bebidas para personas	712.000	0	0	0	0	712.000
402	05	00	00	Productos de papel, cartón e impresos	1.290.000	0	0	0	0	1.290.000
402	05	01	00	Pulpa de madera, papel y cartón	80.000	0	0	0	0	80.000
402	05	02	00	Envases y cajas de papel y cartón	10.000	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	800.000	0	0	0	0	800.000
402	05	06	00	Productos de papel y cartón para computación	400.000	0	0	0	0	400.000
402	06	00	00	Productos químicos y derivados	1.139.000	0	0	0	0	1.139.000
402	06	03	00	Tintas, pinturas y colorantes	1.124.000	0	0	0	0	1.124.000
402	06	04	00	Productos farmacéuticos y medicamentos	10.000	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	5.000	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.947.000**	**0**	**0**	**0**	**0**	**5.947.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.500.000	0	0	0	0	1.500.000
403	07	01	00	Publicidad y propaganda	500.000	0	0	0	0	500.000
403	07	02	00	Imprenta y reproducción	500.000	0	0	0	0	500.000
403	07	03	00	Relaciones sociales	500.000	0	0	0	0	500.000
403	09	00	00	Viáticos y pasajes	2.150.440	0	0	0	0	2.150.440
403	09	01	00	Viáticos y pasajes dentro del país	650.440	0	0	0	0	650.440
403	09	02	00	Viáticos y pasajes fuera del país	1.500.000	0	0	0	0	1.500.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	450.000	0	0	0	0	450.000
403	10	02	00	Servicios de contabilidad y auditoría	150.000	0	0	0	0	150.000
403	10	03	00	Servicios de procesamiento de datos	150.000	0	0	0	0	150.000
403	10	07	00	Servicios de capacitación y adiestramiento	150.000	0	0	0	0	150.000
403	13	00	00	Servicios de construcciones temporales	450.000	0	0	0	0	450.000
403	13	01	00	Servicios de construcciones temporales	450.000	0	0	0	0	450.000
403	18	00	00	Impuestos indirectos	1.396.560	0	0	0	0	1.396.560
403	18	01	00	Impuesto al valor agregado	1.396.560	0	0	0	0	1.396.560
404	**00**	**00**	**00**	**Activos reales**	**2.550.000**	**0**	**0**	**0**	**0**	**2.550.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.550.000	0	0	0	0	2.550.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129598 530071000 PLAN NACIONAL DE EXPORTACIONES.

OBJETIVO DEL PROYECTO: REALIZAR CAMPAÑA INTERNACIONAL DE PROMOCIÓN DE LA OFERTA EXPORTABLE VENEZOLANA Y DE LA MARCA PAÍS PARA FORTALECER LA COMERCIALIZACIÓN DE NUESTROS PRODUCTOS Y SERVICIOS EN MERCADOS FORÁNEOS ESTRATÉGICOS.

UNIDAD DE MEDIDA: EVENTO **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO EXTERIOR **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	1.140.000	0	0	0	0	1.140.000
404	09	02	00	Equipos de computación	1.410.000	0	0	0	0	1.410.000
				Totales	**11.638.000**	**0**	**0**	**0**	**0**	**11.638.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129598 530071000 PLAN NACIONAL DE EXPORTACIONES.

OBJETIVO DEL PROYECTO: REALIZAR CAMPAÑA INTERNACIONAL DE PROMOCIÓN DE LA OFERTA EXPORTABLE VENEZOLANA Y DE LA MARCA PAÍS PARA FORTALECER LA COMERCIALIZACIÓN DE NUESTROS PRODUCTOS Y SERVICIOS EN MERCADOS FORÁNEOS ESTRATÉGICOS.

UNIDAD DE MEDIDA: EVENTO **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO EXTERIOR **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129598 530071000 PLAN NACIONAL DE EXPORTACIONES.

OBJETIVO DEL PROYECTO: REALIZAR CAMPAÑA INTERNACIONAL DE PROMOCIÓN DE LA OFERTA EXPORTABLE VENEZOLANA Y DE LA MARCA PAÍS PARA FORTALECER LA COMERCIALIZACIÓN DE NUESTROS PRODUCTOS Y SERVICIOS EN MERCADOS FORÁNEOS ESTRATÉGICOS.

UNIDAD DE MEDIDA: EVENTO **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO EXTERIOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530071001 DEFINIR LOS PARÁMETROS NECESARIOS PARA LA CREACIÓN DE LA MARCA PAÍS.

UNIDAD DE MEDIDA: REUNIÓN **META:** 15

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE COMERCIO EXTERIOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**162.000**	**0**	**0**	**0**	**0**	**162.000**
402	01	00	00	Productos alimenticios y agropecuarios	162.000	0	0	0	0	162.000
402	01	01	00	Alimentos y bebidas para personas	162.000	0	0	0	0	162.000
403	**00**	**00**	**00**	**Servicios no personales**	**102.000**	**0**	**0**	**0**	**0**	**102.000**
403	09	00	00	Viáticos y pasajes	102.000	0	0	0	0	102.000
403	09	01	00	Viáticos y pasajes dentro del país	102.000	0	0	0	0	102.000
404	**00**	**00**	**00**	**Activos reales**	**1.410.000**	**0**	**0**	**0**	**0**	**1.410.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.410.000	0	0	0	0	1.410.000
404	09	02	00	Equipos de computación	1.410.000	0	0	0	0	1.410.000
				Totales	**1.674.000**	**0**	**0**	**0**	**0**	**1.674.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129598 530071000 PLAN NACIONAL DE EXPORTACIONES.

OBJETIVO DEL PROYECTO: REALIZAR CAMPAÑA INTERNACIONAL DE PROMOCIÓN DE LA OFERTA EXPORTABLE VENEZOLANA Y DE LA MARCA PAÍS PARA FORTALECER LA COMERCIALIZACIÓN DE NUESTROS PRODUCTOS Y SERVICIOS EN MERCADOS FORÁNEOS ESTRATÉGICOS.

UNIDAD DE MEDIDA: EVENTO **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO EXTERIOR **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 530071004 ORGANIZACIÓN Y PARTICIPACIÓN EN EVENTOS DIRIGIDOS A LA PROMOCIÓN E INSERCIÓN DE NUESTRA OFERTA EXPORTABLE EN EL MUNDO.

UNIDAD DE MEDIDA: EVENTO **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRO DE COMERCIO EXTERIOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**780.000**	**0**	**0**	**0**	**0**	**780.000**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	250.000	0	0	0	0	250.000
402	05	03	00	Productos de papel y cartón para oficina	150.000	0	0	0	0	150.000
402	05	06	00	Productos de papel y cartón para computación	100.000	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	330.000	0	0	0	0	330.000
402	06	03	00	Tintas, pinturas y colorantes	330.000	0	0	0	0	330.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.620.000**	**0**	**0**	**0**	**0**	**1.620.000**
403	09	00	00	Viáticos y pasajes	882.000	0	0	0	0	882.000
403	09	01	00	Viáticos y pasajes dentro del país	182.000	0	0	0	0	182.000
403	09	02	00	Viáticos y pasajes fuera del país	700.000	0	0	0	0	700.000
403	13	00	00	Servicios de construcciones temporales	450.000	0	0	0	0	450.000
403	13	01	00	Servicios de construcciones temporales	450.000	0	0	0	0	450.000
403	18	00	00	Impuestos indirectos	288.000	0	0	0	0	288.000
403	18	01	00	Impuesto al valor agregado	288.000	0	0	0	0	288.000
				Totales	**2.400.000**	**0**	**0**	**0**	**0**	**2.400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129598 530071000 PLAN NACIONAL DE EXPORTACIONES.

OBJETIVO DEL PROYECTO: REALIZAR CAMPAÑA INTERNACIONAL DE PROMOCIÓN DE LA OFERTA EXPORTABLE VENEZOLANA Y DE LA MARCA PAÍS PARA FORTALECER LA COMERCIALIZACIÓN DE NUESTROS PRODUCTOS Y SERVICIOS EN MERCADOS FORÁNEOS ESTRATÉGICOS.

UNIDAD DE MEDIDA: EVENTO **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO EXTERIOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530071005 ELABORAR EL CATÁLOGO DIGITAL DE LA OFERTA EXPORTABLE.

UNIDAD DE MEDIDA: CATÁLOGO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO EXTERIOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**405.000**	**0**	**0**	**0**	**0**	**405.000**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	100.000	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	50.000	0	0	0	0	50.000
402	05	06	00	Productos de papel y cartón para computación	50.000	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	205.000	0	0	0	0	205.000
402	06	03	00	Tintas, pinturas y colorantes	205.000	0	0	0	0	205.000
403	**00**	**00**	**00**	**Servicios no personales**	**175.000**	**0**	**0**	**0**	**0**	**175.000**
403	09	00	00	Viáticos y pasajes	175.000	0	0	0	0	175.000
403	09	01	00	Viáticos y pasajes dentro del país	175.000	0	0	0	0	175.000
404	**00**	**00**	**00**	**Activos reales**	**1.140.000**	**0**	**0**	**0**	**0**	**1.140.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.140.000	0	0	0	0	1.140.000
404	09	01	00	Mobiliario y equipos de oficina	1.140.000	0	0	0	0	1.140.000
				Totales	**1.720.000**	**0**	**0**	**0**	**0**	**1.720.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129598 530071000 PLAN NACIONAL DE EXPORTACIONES.

OBJETIVO DEL PROYECTO: REALIZAR CAMPAÑA INTERNACIONAL DE PROMOCIÓN DE LA OFERTA EXPORTABLE VENEZOLANA Y DE LA MARCA PAÍS PARA FORTALECER LA COMERCIALIZACIÓN DE NUESTROS PRODUCTOS Y SERVICIOS EN MERCADOS FORÁNEOS ESTRATÉGICOS.

UNIDAD DE MEDIDA: EVENTO **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO EXTERIOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530071006 PARTICIPAR EN EVENTOS PARA LA ORGANIZACIÓN, PLANIFICACIÓN Y PROMOCIÓN DE LA OFERTA EXPORTABLE

UNIDAD DE MEDIDA: EVENTO **META:** 8

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO EXTERIOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	1.336.000	0	0	0	0	1.336.000
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	660.000	0	0	0	0	660.000
402	05	01	00	Pulpa de madera, papel y cartón	50.000	0	0	0	0	50.000
402	05	02	00	Envases y cajas de papel y cartón	10.000	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	400.000	0	0	0	0	400.000
402	05	06	00	Productos de papel y cartón para computación	200.000	0	0	0	0	200.000
402	06	00	00	Productos químicos y derivados	476.000	0	0	0	0	476.000
402	06	03	00	Tintas, pinturas y colorantes	461.000	0	0	0	0	461.000
402	06	04	00	Productos farmacéuticos y medicamentos	10.000	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	5.000	0	0	0	0	5.000
403	00	00	00	**Servicios no personales**	2.880.000	0	0	0	0	2.880.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.500.000	0	0	0	0	1.500.000
403	07	01	00	Publicidad y propaganda	500.000	0	0	0	0	500.000
403	07	02	00	Imprenta y reproducción	500.000	0	0	0	0	500.000
403	07	03	00	Relaciones sociales	500.000	0	0	0	0	500.000
403	09	00	00	Viáticos y pasajes	16.800	0	0	0	0	16.800
403	09	01	00	Viáticos y pasajes dentro del país	16.800	0	0	0	0	16.800
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	450.000	0	0	0	0	450.000
403	10	02	00	Servicios de contabilidad y auditoría	150.000	0	0	0	0	150.000
403	10	03	00	Servicios de procesamiento de datos	150.000	0	0	0	0	150.000
403	10	07	00	Servicios de capacitación y adiestramiento	150.000	0	0	0	0	150.000
403	18	00	00	Impuestos indirectos	913.200	0	0	0	0	913.200
403	18	01	00	Impuesto al valor agregado	913.200	0	0	0	0	913.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129598 530071000 PLAN NACIONAL DE EXPORTACIONES.

OBJETIVO DEL PROYECTO: REALIZAR CAMPAÑA INTERNACIONAL DE PROMOCIÓN DE LA OFERTA EXPORTABLE VENEZOLANA Y DE LA MARCA PAÍS PARA FORTALECER LA COMERCIALIZACIÓN DE NUESTROS PRODUCTOS Y SERVICIOS EN MERCADOS FORÁNEOS ESTRATÉGICOS.

UNIDAD DE MEDIDA: EVENTO **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO EXTERIOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530071006 PARTICIPAR EN EVENTOS PARA LA ORGANIZACIÓN, PLANIFICACIÓN Y PROMOCIÓN DE LA OFERTA EXPORTABLE

UNIDAD DE MEDIDA: EVENTO **META:** 8

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO EXTERIOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	4.216.000	0	0	0	0	4.216.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129598 530071000 PLAN NACIONAL DE EXPORTACIONES.

OBJETIVO DEL PROYECTO: REALIZAR CAMPAÑA INTERNACIONAL DE PROMOCIÓN DE LA OFERTA EXPORTABLE VENEZOLANA Y DE LA MARCA PAÍS PARA FORTALECER LA COMERCIALIZACIÓN DE NUESTROS PRODUCTOS Y SERVICIOS EN MERCADOS FORÁNEOS ESTRATÉGICOS.

UNIDAD DE MEDIDA: EVENTO **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO EXTERIOR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530071007 ORGANIZACIÓN DEL CONGLOMERADO DE EXPORTACIÓN DEL CACAO

UNIDAD DE MEDIDA: EMPRESA DE PROPIEDAD SOCIAL **META:** 200

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMERCIO EXTERIOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	458.000	0	0	0	0	458.000
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	280.000	0	0	0	0	280.000
402	05	01	00	Pulpa de madera, papel y cartón	30.000	0	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	200.000
402	05	06	00	Productos de papel y cartón para computación	50.000	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	128.000	0	0	0	0	128.000
402	06	03	00	Tintas, pinturas y colorantes	128.000	0	0	0	0	128.000
403	00	00	00	**Servicios no personales**	1.170.000	0	0	0	0	1.170.000
403	09	00	00	Viáticos y pasajes	974.640	0	0	0	0	974.640
403	09	01	00	Viáticos y pasajes dentro del país	174.640	0	0	0	0	174.640
403	09	02	00	Viáticos y pasajes fuera del país	800.000	0	0	0	0	800.000
403	18	00	00	Impuestos indirectos	195.360	0	0	0	0	195.360
403	18	01	00	Impuesto al valor agregado	195.360	0	0	0	0	195.360
				Totales	1.628.000	0	0	0	0	1.628.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129613 530072000 CREACIÓN Y DESARROLLO DEL BANCO DE MATERIAS PRIMAS E INSUMOS.

OBJETIVO DEL PROYECTO: IMPULSAR UN SISTEMA DE GESTIÓN COMERCIAL QUE CONTRIBUYA A LA COMERCIALIZACIÓN DE MATERIA PRIMA, PARA LA INDUSTRIA Y MANUFACTURA, A TRAVÉS DE LA DISTRIBUCIÓN A FIN DE AUMENTAR LA EFICIENCIA DEL SISTEMA DE COMERCIALIZACIÓN DE LA NACIÓN

UNIDAD DE MEDIDA: EMPRESA **META:** 500

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE GESTIÓN COMERCIAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**4.570.000**	0	0	0	0	**4.570.000**
402	01	00	00	Productos alimenticios y agropecuarios	1.200.000	0	0	0	0	1.200.000
402	01	01	00	Alimentos y bebidas para personas	1.200.000	0	0	0	0	1.200.000
402	05	00	00	Productos de papel, cartón e impresos	880.000	0	0	0	0	880.000
402	05	03	00	Productos de papel y cartón para oficina	880.000	0	0	0	0	880.000
402	06	00	00	Productos químicos y derivados	710.000	0	0	0	0	710.000
402	06	03	00	Tintas, pinturas y colorantes	240.000	0	0	0	0	240.000
402	06	06	00	Combustibles y lubricantes	230.000	0	0	0	0	230.000
402	06	08	00	Productos plásticos	240.000	0	0	0	0	240.000
402	10	00	00	Productos varios y útiles diversos	1.165.000	0	0	0	0	1.165.000
402	10	02	00	Materiales y útiles de limpieza y aseo	200.000	0	0	0	0	200.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	395.000	0	0	0	0	395.000
402	10	08	00	Materiales para equipos de computación	570.000	0	0	0	0	570.000
402	99	00	00	Otros materiales y suministros	615.000	0	0	0	0	615.000
402	99	01	00	Otros materiales y suministros	615.000	0	0	0	0	615.000
403	00	00	00	**Servicios no personales**	**2.175.000**	0	0	0	0	**2.175.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	372.000	0	0	0	0	372.000
403	07	02	00	Imprenta y reproducción	285.000	0	0	0	0	285.000
403	07	03	00	Relaciones sociales	87.000	0	0	0	0	87.000
403	09	00	00	Viáticos y pasajes	383.000	0	0	0	0	383.000
403	09	01	00	Viáticos y pasajes dentro del país	383.000	0	0	0	0	383.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	160.000	0	0	0	0	160.000
403	10	99	00	Otros servicios profesionales y técnicos	160.000	0	0	0	0	160.000
403	18	00	00	Impuestos indirectos	1.100.000	0	0	0	0	1.100.000
403	18	01	00	Impuesto al valor agregado	1.100.000	0	0	0	0	1.100.000
403	99	00	00	Otros servicios no personales	160.000	0	0	0	0	160.000
403	99	01	00	Otros servicios no personales	160.000	0	0	0	0	160.000
404	00	00	00	**Activos reales**	**1.535.000**	0	0	0	0	**1.535.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.535.000	0	0	0	0	1.535.000
404	09	01	00	Mobiliario y equipos de oficina	720.000	0	0	0	0	720.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129613 530072000 CREACIÓN Y DESARROLLO DEL BANCO DE MATERIAS PRIMAS E INSUMOS.

OBJETIVO DEL PROYECTO: IMPULSAR UN SISTEMA DE GESTIÓN COMERCIAL QUE CONTRIBUYA A LA COMERCIALIZACIÓN DE MATERIA PRIMA, PARA LA INDUSTRIA Y MANUFACTURA, A TRAVÉS DE LA DISTRIBUCIÓN A FIN DE AUMENTAR LA EFICIENCIA DEL SISTEMA DE COMERCIALIZACIÓN DE LA NACIÓN

UNIDAD DE MEDIDA: EMPRESA **META:** 500

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE GESTIÓN COMERCIAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	02	00	Equipos de computación	450.000	0	0	0	0	450.000
404	09	03	00	Mobiliario y equipos de alojamiento	365.000	0	0	0	0	365.000
				Totales	**8.280.000**	**0**	**0**	**0**	**0**	**8.280.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129613 530072000 CREACIÓN Y DESARROLLO DEL BANCO DE MATERIAS PRIMAS E INSUMOS.

OBJETIVO DEL PROYECTO: IMPULSAR UN SISTEMA DE GESTIÓN COMERCIAL QUE CONTRIBUYA A LA COMERCIALIZACIÓN DE MATERIA PRIMA, PARA LA INDUSTRIA Y MANUFACTURA, A TRAVÉS DE LA DISTRIBUCIÓN A FIN DE AUMENTAR LA EFICIENCIA DEL SISTEMA DE COMERCIALIZACIÓN DE LA NACIÓN

UNIDAD DE MEDIDA: EMPRESA **META:** 500

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE GESTIÓN COMERCIAL **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129613 530072000 CREACIÓN Y DESARROLLO DEL BANCO DE MATERIAS PRIMAS E INSUMOS.

OBJETIVO DEL PROYECTO: IMPULSAR UN SISTEMA DE GESTIÓN COMERCIAL QUE CONTRIBUYA A LA COMERCIALIZACIÓN DE MATERIA PRIMA, PARA LA INDUSTRIA Y MANUFACTURA, A TRAVÉS DE LA DISTRIBUCIÓN A FIN DE AUMENTAR LA EFICIENCIA DEL SISTEMA DE COMERCIALIZACIÓN DE LA NACIÓN

UNIDAD DE MEDIDA: EMPRESA **META:** 500

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE GESTIÓN COMERCIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530072001 ARTICULAR EL USO DE MATERIA PRIMA CON LOS ABASTECIMIENTOS OBLIGATORIOS DE LA POLÍTICA DE PRECIOS JUSTOS. COMERCIO DE MATERIAS PRIMAS - IGUAL - ABASTECIMIENTO DEL PUEBLO

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE GESTIÓN COMERCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.500.000**	**0**	**0**	**0**	**0**	**2.500.000**
402	01	00	00	Productos alimenticios y agropecuarios	500.000	0	0	0	0	500.000
402	01	01	00	Alimentos y bebidas para personas	500.000	0	0	0	0	500.000
402	05	00	00	Productos de papel, cartón e impresos	480.000	0	0	0	0	480.000
402	05	03	00	Productos de papel y cartón para oficina	480.000	0	0	0	0	480.000
402	06	00	00	Productos químicos y derivados	340.000	0	0	0	0	340.000
402	06	03	00	Tintas, pinturas y colorantes	120.000	0	0	0	0	120.000
402	06	06	00	Combustibles y lubricantes	100.000	0	0	0	0	100.000
402	06	08	00	Productos plásticos	120.000	0	0	0	0	120.000
402	10	00	00	Productos varios y útiles diversos	865.000	0	0	0	0	865.000
402	10	02	00	Materiales y útiles de limpieza y aseo	120.000	0	0	0	0	120.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	295.000	0	0	0	0	295.000
402	10	08	00	Materiales para equipos de computación	450.000	0	0	0	0	450.000
402	99	00	00	Otros materiales y suministros	315.000	0	0	0	0	315.000
402	99	01	00	Otros materiales y suministros	315.000	0	0	0	0	315.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.140.000**	**0**	**0**	**0**	**0**	**1.140.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	262.000	0	0	0	0	262.000
403	07	02	00	Imprenta y reproducción	205.000	0	0	0	0	205.000
403	07	03	00	Relaciones sociales	57.000	0	0	0	0	57.000
403	09	00	00	Viáticos y pasajes	248.000	0	0	0	0	248.000
403	09	01	00	Viáticos y pasajes dentro del país	248.000	0	0	0	0	248.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	80.000	0	0	0	0	80.000
403	10	99	00	Otros servicios profesionales y técnicos	80.000	0	0	0	0	80.000
403	18	00	00	Impuestos indirectos	500.000	0	0	0	0	500.000
403	18	01	00	Impuesto al valor agregado	500.000	0	0	0	0	500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129613 530072000 CREACIÓN Y DESARROLLO DEL BANCO DE MATERIAS PRIMAS E INSUMOS.

OBJETIVO DEL PROYECTO: IMPULSAR UN SISTEMA DE GESTIÓN COMERCIAL QUE CONTRIBUYA A LA COMERCIALIZACIÓN DE MATERIA PRIMA, PARA LA INDUSTRIA Y MANUFACTURA, A TRAVÉS DE LA DISTRIBUCIÓN A FIN DE AUMENTAR LA EFICIENCIA DEL SISTEMA DE COMERCIALIZACIÓN DE LA NACIÓN

UNIDAD DE MEDIDA: EMPRESA **META:** 500

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE GESTIÓN COMERCIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530072001 ARTICULAR EL USO DE MATERIA PRIMA CON LOS ABASTECIMIENTOS OBLIGATORIOS DE LA POLÍTICA DE PRECIOS JUSTOS. COMERCIO DE MATERIAS PRIMAS - IGUAL - ABASTECIMIENTO DEL PUEBLO

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE GESTIÓN COMERCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	00	00	Otros servicios no personales	50.000	0	0	0	0	50.000
403	99	01	00	Otros servicios no personales	50.000	0	0	0	0	50.000
404	**00**	**00**	**00**	**Activos reales**	**500.000**	**0**	**0**	**0**	**0**	**500.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	500.000
404	09	01	00	Mobiliario y equipos de oficina	200.000	0	0	0	0	200.000
404	09	02	00	Equipos de computación	180.000	0	0	0	0	180.000
404	09	03	00	Mobiliario y equipos de alojamiento	120.000	0	0	0	0	120.000
				Totales	**4.140.000**	**0**	**0**	**0**	**0**	**4.140.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129613 530072000 CREACIÓN Y DESARROLLO DEL BANCO DE MATERIAS PRIMAS E INSUMOS.

OBJETIVO DEL PROYECTO: IMPULSAR UN SISTEMA DE GESTIÓN COMERCIAL QUE CONTRIBUYA A LA COMERCIALIZACIÓN DE MATERIA PRIMA, PARA LA INDUSTRIA Y MANUFACTURA, A TRAVÉS DE LA DISTRIBUCIÓN A FIN DE AUMENTAR LA EFICIENCIA DEL SISTEMA DE COMERCIALIZACIÓN DE LA NACIÓN

UNIDAD DE MEDIDA: EMPRESA **META:** 500

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE GESTIÓN COMERCIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530072002 GARANTIZAR EL ACCESO A LAS EMPRESAS DE PROPIEDAD SOCIAL (EPS), COOPERATIVAS Y PEQUEÑAS Y MEDIANAS INDUSTRIAS (PYMIS), A LAS MATERIAS PRIMAS A FIN DE UTILIZAR LA CAPACIDAD INSTALADA DE LAS MISMAS PARA ASEGURAR EL ABASTECIMIENTO DEL PUEBLO Y EL PRECIO JUSTO.

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE GESTIÓN COMERCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.035.000**	**0**	**0**	**0**	**0**	**1.035.000**
402	01	00	00	Productos alimenticios y agropecuarios	350.000	0	0	0	0	350.000
402	01	01	00	Alimentos y bebidas para personas	350.000	0	0	0	0	350.000
402	05	00	00	Productos de papel, cartón e impresos	200.000	0	0	0	0	200.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	200.000
402	06	00	00	Productos químicos y derivados	185.000	0	0	0	0	185.000
402	06	03	00	Tintas, pinturas y colorantes	60.000	0	0	0	0	60.000
402	06	06	00	Combustibles y lubricantes	65.000	0	0	0	0	65.000
402	06	08	00	Productos plásticos	60.000	0	0	0	0	60.000
402	10	00	00	Productos varios y útiles diversos	150.000	0	0	0	0	150.000
402	10	02	00	Materiales y útiles de limpieza y aseo	40.000	0	0	0	0	40.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	50.000	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	60.000	0	0	0	0	60.000
402	99	00	00	Otros materiales y suministros	150.000	0	0	0	0	150.000
402	99	01	00	Otros materiales y suministros	150.000	0	0	0	0	150.000
403	**00**	**00**	**00**	**Servicios no personales**	**517.500**	**0**	**0**	**0**	**0**	**517.500**
403	07	00	00	Servicios de información, impresión y relaciones públicas	55.000	0	0	0	0	55.000
403	07	02	00	Imprenta y reproducción	40.000	0	0	0	0	40.000
403	07	03	00	Relaciones sociales	15.000	0	0	0	0	15.000
403	09	00	00	Viáticos y pasajes	67.500	0	0	0	0	67.500
403	09	01	00	Viáticos y pasajes dentro del país	67.500	0	0	0	0	67.500
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	40.000	0	0	0	0	40.000
403	10	99	00	Otros servicios profesionales y técnicos	40.000	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	300.000	0	0	0	0	300.000
403	18	01	00	Impuesto al valor agregado	300.000	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129613 530072000 CREACIÓN Y DESARROLLO DEL BANCO DE MATERIAS PRIMAS E INSUMOS.

OBJETIVO DEL PROYECTO: IMPULSAR UN SISTEMA DE GESTIÓN COMERCIAL QUE CONTRIBUYA A LA COMERCIALIZACIÓN DE MATERIA PRIMA, PARA LA INDUSTRIA Y MANUFACTURA, A TRAVÉS DE LA DISTRIBUCIÓN A FIN DE AUMENTAR LA EFICIENCIA DEL SISTEMA DE COMERCIALIZACIÓN DE LA NACIÓN

UNIDAD DE MEDIDA: EMPRESA **META:** 500

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE GESTIÓN COMERCIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530072002 GARANTIZAR EL ACCESO A LAS EMPRESAS DE PROPIEDAD SOCIAL (EPS), COOPERATIVAS Y PEQUEÑAS Y MEDIANAS INDUSTRIAS (PYMIS), A LAS MATERIAS PRIMAS A FIN DE UTILIZAR LA CAPACIDAD INSTALADA DE LAS MISMAS PARA ASEGURAR EL ABASTECIMIENTO DEL PUEBLO Y EL PRECIO JUSTO.

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE GESTIÓN COMERCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	00	00	Otros servicios no personales	55.000	0	0	0	0	55.000
403	99	01	00	Otros servicios no personales	55.000	0	0	0	0	55.000
404	**00**	**00**	**00**	**Activos reales**	**517.500**	**0**	**0**	**0**	**0**	**517.500**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	517.500	0	0	0	0	517.500
404	09	01	00	Mobiliario y equipos de oficina	260.000	0	0	0	0	260.000
404	09	02	00	Equipos de computación	135.000	0	0	0	0	135.000
404	09	03	00	Mobiliario y equipos de alojamiento	122.500	0	0	0	0	122.500
				Totales	**2.070.000**	**0**	**0**	**0**	**0**	**2.070.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **PROYECTO:** 129613 530072000 CREACIÓN Y DESARROLLO DEL BANCO DE MATERIAS PRIMAS E INSUMOS.

OBJETIVO DEL PROYECTO: IMPULSAR UN SISTEMA DE GESTIÓN COMERCIAL QUE CONTRIBUYA A LA COMERCIALIZACIÓN DE MATERIA PRIMA, PARA LA INDUSTRIA Y MANUFACTURA, A TRAVÉS DE LA DISTRIBUCIÓN A FIN DE AUMENTAR LA EFICIENCIA DEL SISTEMA DE COMERCIALIZACIÓN DE LA NACIÓN

UNIDAD DE MEDIDA: EMPRESA **META:** 500

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE GESTIÓN COMERCIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530072003 SERVIR DE ORDENADOR DE LA OFERTA Y DEMANDA DE MATERIA PRIMA ENTRE EL FABRICANTE Y LAS EMPRESAS DE PROPIEDAD SOCIAL (EPS), COOPERATIVAS Y PEQUEÑAS Y MEDIANAS INDUSTRIAS (PYMIS).

UNIDAD DE MEDIDA: SERVICIO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE GESTIÓN COMERCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.035.000**	**0**	**0**	**0**	**0**	**1.035.000**
402	01	00	00	Productos alimenticios y agropecuarios	350.000	0	0	0	0	350.000
402	01	01	00	Alimentos y bebidas para personas	350.000	0	0	0	0	350.000
402	05	00	00	Productos de papel, cartón e impresos	200.000	0	0	0	0	200.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	200.000
402	06	00	00	Productos químicos y derivados	185.000	0	0	0	0	185.000
402	06	03	00	Tintas, pinturas y colorantes	60.000	0	0	0	0	60.000
402	06	06	00	Combustibles y lubricantes	65.000	0	0	0	0	65.000
402	06	08	00	Productos plásticos	60.000	0	0	0	0	60.000
402	10	00	00	Productos varios y útiles diversos	150.000	0	0	0	0	150.000
402	10	02	00	Materiales y útiles de limpieza y aseo	40.000	0	0	0	0	40.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	50.000	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	60.000	0	0	0	0	60.000
402	99	00	00	Otros materiales y suministros	150.000	0	0	0	0	150.000
402	99	01	00	Otros materiales y suministros	150.000	0	0	0	0	150.000
403	**00**	**00**	**00**	**Servicios no personales**	**517.500**	**0**	**0**	**0**	**0**	**517.500**
403	07	00	00	Servicios de información, impresión y relaciones públicas	55.000	0	0	0	0	55.000
403	07	02	00	Imprenta y reproducción	40.000	0	0	0	0	40.000
403	07	03	00	Relaciones sociales	15.000	0	0	0	0	15.000
403	09	00	00	Viáticos y pasajes	67.500	0	0	0	0	67.500
403	09	01	00	Viáticos y pasajes dentro del país	67.500	0	0	0	0	67.500
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	40.000	0	0	0	0	40.000
403	10	99	00	Otros servicios profesionales y técnicos	40.000	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	300.000	0	0	0	0	300.000
403	18	01	00	Impuesto al valor agregado	300.000	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PROYECTO: 129613 530072000 CREACIÓN Y DESARROLLO DEL BANCO DE MATERIAS PRIMAS E INSUMOS.

OBJETIVO DEL PROYECTO: IMPULSAR UN SISTEMA DE GESTIÓN COMERCIAL QUE CONTRIBUYA A LA COMERCIALIZACIÓN DE MATERIA PRIMA, PARA LA INDUSTRIA Y MANUFACTURA, A TRAVÉS DE LA DISTRIBUCIÓN A FIN DE AUMENTAR LA EFICIENCIA DEL SISTEMA DE COMERCIALIZACIÓN DE LA NACIÓN

UNIDAD DE MEDIDA: EMPRESA **META:** 500

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE GESTIÓN COMERCIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 530072003 SERVIR DE ORDENADOR DE LA OFERTA Y DEMANDA DE MATERIA PRIMA ENTRE EL FABRICANTE Y LAS EMPRESAS DE PROPIEDAD SOCIAL (EPS), COOPERATIVAS Y PEQUEÑAS Y MEDIANAS INDUSTRIAS (PYMIS).

UNIDAD DE MEDIDA: SERVICIO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE GESTIÓN COMERCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	00	00	Otros servicios no personales	55.000	0	0	0	0	55.000
403	99	01	00	Otros servicios no personales	55.000	0	0	0	0	55.000
404	**00**	**00**	**00**	**Activos reales**	**517.500**	**0**	**0**	**0**	**0**	**517.500**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	517.500	0	0	0	0	517.500
404	09	01	00	Mobiliario y equipos de oficina	260.000	0	0	0	0	260.000
404	09	02	00	Equipos de computación	135.000	0	0	0	0	135.000
404	09	03	00	Mobiliario y equipos de alojamiento	122.500	0	0	0	0	122.500
				Totales	**2.070.000**	**0**	**0**	**0**	**0**	**2.070.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

ACCIÓN CENTRALIZADA: 530001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**839.491.726**	**0**	**0**	**0**	**0**	**839.491.726**
401	01	00	00	Sueldos, salarios y otras retribuciones	111.271.294	0	0	0	0	111.271.294
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	20.498.959	0	0	0	0	20.498.959
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	26.962.905	0	0	0	0	26.962.905
401	01	18	00	Remuneraciones al personal contratado	44.530.602	0	0	0	0	44.530.602
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	41.530.602	0	0	0	0	41.530.602
401	01	18	02	Remuneraciones por honorarios profesionales	3.000.000	0	0	0	0	3.000.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	650.000	0	0	0	0	650.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	163.888	0	0	0	0	163.888
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	472.758	0	0	0	0	472.758
401	01	99	00	Otras retribuciones	17.992.182	0	0	0	0	17.992.182
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	21.011.963	0	0	0	0	21.011.963
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	8.962.306	0	0	0	0	8.962.306
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	12.049.657	0	0	0	0	12.049.657
401	03	00	00	Primas	91.327.766	0	0	0	0	91.327.766
401	03	02	00	Primas de transporte a empleados	5.349.240	0	0	0	0	5.349.240
401	03	04	00	Primas por hijos a empleados	1.946.880	0	0	0	0	1.946.880
401	03	08	00	Primas de profesionalización a empleados	7.807.731	0	0	0	0	7.807.731
401	03	09	00	Primas por antigüedad a empleados	10.209.976	0	0	0	0	10.209.976
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	9.799.189	0	0	0	0	9.799.189
401	03	17	00	Primas de transporte a obreros	8.312.850	0	0	0	0	8.312.850
401	03	19	00	Primas por hijos de obreros	4.393.000	0	0	0	0	4.393.000
401	03	21	00	Primas por antigüedad a obreros	10.316.115	0	0	0	0	10.316.115
401	03	22	00	Primas de profesionalización a obreros	557.762	0	0	0	0	557.762
401	03	37	00	Primas de transporte al personal contratado	10.626.218	0	0	0	0	10.626.218
401	03	39	00	Primas por hijos al personal contratado	3.434.400	0	0	0	0	3.434.400
401	03	40	00	Primas de profesionalización al personal contratado	7.022.029	0	0	0	0	7.022.029
401	03	41	00	Primas por antigüedad al personal contratado	4.719.326	0	0	0	0	4.719.326
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	343.520	0	0	0	0	343.520
401	03	47	00	Primas al personal de alto nivel y de dirección	961.198	0	0	0	0	961.198
401	03	96	00	Otras primas al personal contratado	5.528.332	0	0	0	0	5.528.332

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

ACCIÓN CENTRALIZADA: 530001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	00	00	Complementos de sueldos y salarios	116.710.382	0	0	0	0	116.710.382
401	04	05	00	Complemento a empleados por gastos de representación	2.600	0	0	0	0	2.600
401	04	06	00	Complemento a empleados por comisión de servicios	780.000	0	0	0	0	780.000
401	04	08	00	Bono compensatorio de alimentación a empleados	16.504.554	0	0	0	0	16.504.554
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	4.892.676	0	0	0	0	4.892.676
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	6.359.427	0	0	0	0	6.359.427
401	04	18	00	Bono compensatorio de alimentación a obreros	22.017.003	0	0	0	0	22.017.003
401	04	20	00	Complemento a obreros por días feriados	390.000	0	0	0	0	390.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	4.892.078	0	0	0	0	4.892.078
401	04	26	00	Bono compensatorio de alimentación al personal contratado	26.590.000	0	0	0	0	26.590.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	250.625	0	0	0	0	250.625
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	630.000	0	0	0	0	630.000
401	04	96	00	Otros complementos a empleados	11.360.000	0	0	0	0	11.360.000
401	04	97	00	Otros complementos a obreros	11.191.419	0	0	0	0	11.191.419
401	04	98	00	Otros complementos al personal contratado	10.850.000	0	0	0	0	10.850.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	103.092.820	0	0	0	0	103.092.820
401	05	01	00	Aguinaldos a empleados	19.598.847	0	0	0	0	19.598.847
401	05	03	00	Bono vacacional a empleados	16.224.691	0	0	0	0	16.224.691
401	05	04	00	Aguinaldos a obreros	18.567.716	0	0	0	0	18.567.716
401	05	06	00	Bono vacacional a obreros	16.103.361	0	0	0	0	16.103.361
401	05	07	00	Aguinaldos al personal contratado	18.923.333	0	0	0	0	18.923.333
401	05	08	00	Bono vacacional al personal contratado	12.801.791	0	0	0	0	12.801.791
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	131.728	0	0	0	0	131.728
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	84.163	0	0	0	0	84.163
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	345.618	0	0	0	0	345.618
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	311.572	0	0	0	0	311.572
401	06	00	00	Aportes patronales y legales	41.698.728	0	0	0	0	41.698.728
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	7.078.693	0	0	0	0	7.078.693
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.071.096	0	0	0	0	2.071.096
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.320.962	0	0	0	0	1.320.962
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.857.396	0	0	0	0	1.857.396

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

ACCIÓN CENTRALIZADA: 530001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	9.000.876	0	0	0	0	9.000.876
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	2.898.199	0	0	0	0	2.898.199
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.670.737	0	0	0	0	1.670.737
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.932.133	0	0	0	0	1.932.133
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	6.557.395	0	0	0	0	6.557.395
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.792.809	0	0	0	0	1.792.809
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.144.412	0	0	0	0	1.144.412
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	63.981	0	0	0	0	63.981
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	1.112	0	0	0	0	1.112
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	13.914	0	0	0	0	13.914
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	11.924	0	0	0	0	11.924
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	180.177	0	0	0	0	180.177
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	58.691	0	0	0	0	58.691
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	39.127	0	0	0	0	39.127
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	33.549	0	0	0	0	33.549
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	19.760	0	0	0	0	19.760
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	2.253.785	0	0	0	0	2.253.785
401	06	95	00	Otros aportes legales por personal contratado	1.698.000	0	0	0	0	1.698.000
401	07	00	00	Asistencia socio-económica	255.298.322	0	0	0	0	255.298.322
401	07	01	00	Capacitación y adiestramiento a empleados	331.500	0	0	0	0	331.500
401	07	02	00	Becas a empleados	629.600	0	0	0	0	629.600
401	07	03	00	Ayudas por matrimonio a empleados	99.445	0	0	0	0	99.445
401	07	04	00	Ayudas por nacimiento de hijos a empleados	100.000	0	0	0	0	100.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	6.433.986	0	0	0	0	6.433.986
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	58.231.965	0	0	0	0	58.231.965
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	495.400	0	0	0	0	495.400
401	07	10	00	Dotación de uniformes a empleados	13.250.000	0	0	0	0	13.250.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	350.000	0	0	0	0	350.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	444.000	0	0	0	0	444.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

ACCIÓN CENTRALIZADA: 530001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	17	00	Capacitación y adiestramiento a obreros	104.000	0	0	0	0	104.000
401	07	18	00	Becas a obreros	726.960	0	0	0	0	726.960
401	07	19	00	Ayudas por matrimonio de obreros	50.000	0	0	0	0	50.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	100.000	0	0	0	0	100.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	6.160.661	0	0	0	0	6.160.661
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	62.329.360	0	0	0	0	62.329.360
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	700.000	0	0	0	0	700.000
401	07	26	00	Dotación de uniformes a obreros	16.500.000	0	0	0	0	16.500.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	680.000	0	0	0	0	680.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	910.050	0	0	0	0	910.050
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	69.570	0	0	0	0	69.570
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	195.637	0	0	0	0	195.637
401	07	75	00	Becas al personal contratado	240.240	0	0	0	0	240.240
401	07	76	00	Ayudas por matrimonio al personal contratado	6.000	0	0	0	0	6.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	16.000	0	0	0	0	16.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	7.964.041	0	0	0	0	7.964.041
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	61.071.107	0	0	0	0	61.071.107
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	950.200	0	0	0	0	950.200
401	07	83	00	Dotación de uniformes al personal contratado	13.900.000	0	0	0	0	13.900.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	670.000	0	0	0	0	670.000
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	288.600	0	0	0	0	288.600
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	260.000	0	0	0	0	260.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	260.000	0	0	0	0	260.000
401	07	97	00	Otras subvenciones a obreros	780.000	0	0	0	0	780.000
401	08	00	00	Prestaciones sociales e indemnizaciones	99.080.451	0	0	0	0	99.080.451
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	37.301.734	0	0	0	0	37.301.734
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	30.678.517	0	0	0	0	30.678.517
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	30.574.245	0	0	0	0	30.574.245
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	137.717	0	0	0	0	137.717
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	388.238	0	0	0	0	388.238
403	**00**	**00**	**00**	**Servicios no personales**	**55.309.027**	**0**	**0**	**0**	**0**	**55.309.027**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

ACCIÓN CENTRALIZADA: 530001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	5.200.000	0	0	0	0	5.200.000
403	10	07	00	Servicios de capacitación y adiestramiento	5.200.000	0	0	0	0	5.200.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	42.800.000	0	0	0	0	42.800.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	42.800.000	0	0	0	0	42.800.000
403	18	00	00	Impuestos indirectos	6.764.000	0	0	0	0	6.764.000
403	18	01	00	Impuesto al valor agregado	6.764.000	0	0	0	0	6.764.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	545.027	0	0	0	0	545.027
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	545.027	0	0	0	0	545.027
				Totales	**894.800.753**	**0**	**0**	**0**	**0**	**894.800.753**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

ACCIÓN CENTRALIZADA: 530001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

ACCIÓN CENTRALIZADA: 530001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 530001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	839.491.726	0	0	0	0	839.491.726
401	01	00	00	Sueldos, salarios y otras retribuciones	111.271.294	0	0	0	0	111.271.294
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	20.498.959	0	0	0	0	20.498.959
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	26.962.905	0	0	0	0	26.962.905
401	01	18	00	Remuneraciones al personal contratado	44.530.602	0	0	0	0	44.530.602
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	41.530.602	0	0	0	0	41.530.602
401	01	18	02	Remuneraciones por honorarios profesionales	3.000.000	0	0	0	0	3.000.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	650.000	0	0	0	0	650.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	163.888	0	0	0	0	163.888
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	472.758	0	0	0	0	472.758
401	01	99	00	Otras retribuciones	17.992.182	0	0	0	0	17.992.182
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	21.011.963	0	0	0	0	21.011.963
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	8.962.306	0	0	0	0	8.962.306
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	12.049.657	0	0	0	0	12.049.657
401	03	00	00	Primas	91.327.766	0	0	0	0	91.327.766
401	03	02	00	Primas de transporte a empleados	5.349.240	0	0	0	0	5.349.240
401	03	04	00	Primas por hijos a empleados	1.946.880	0	0	0	0	1.946.880
401	03	08	00	Primas de profesionalización a empleados	7.807.731	0	0	0	0	7.807.731
401	03	09	00	Primas por antigüedad a empleados	10.209.976	0	0	0	0	10.209.976
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	9.799.189	0	0	0	0	9.799.189
401	03	17	00	Primas de transporte a obreros	8.312.850	0	0	0	0	8.312.850
401	03	19	00	Primas por hijos de obreros	4.393.000	0	0	0	0	4.393.000
401	03	21	00	Primas por antigüedad a obreros	10.316.115	0	0	0	0	10.316.115
401	03	22	00	Primas de profesionalización a obreros	557.762	0	0	0	0	557.762
401	03	37	00	Primas de transporte al personal contratado	10.626.218	0	0	0	0	10.626.218
401	03	39	00	Primas por hijos al personal contratado	3.434.400	0	0	0	0	3.434.400
401	03	40	00	Primas de profesionalización al personal contratado	7.022.029	0	0	0	0	7.022.029

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

ACCIÓN CENTRALIZADA: 530001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 530001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	41	00	Primas por antigüedad al personal contratado	4.719.326	0	0	0	0	4.719.326
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	343.520	0	0	0	0	343.520
401	03	47	00	Primas al personal de alto nivel y de dirección	961.198	0	0	0	0	961.198
401	03	96	00	Otras primas al personal contratado	5.528.332	0	0	0	0	5.528.332
401	04	00	00	Complementos de sueldos y salarios	116.710.382	0	0	0	0	116.710.382
401	04	05	00	Complemento a empleados por gastos de representación	2.600	0	0	0	0	2.600
401	04	06	00	Complemento a empleados por comisión de servicios	780.000	0	0	0	0	780.000
401	04	08	00	Bono compensatorio de alimentación a empleados	16.504.554	0	0	0	0	16.504.554
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	4.892.676	0	0	0	0	4.892.676
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	6.359.427	0	0	0	0	6.359.427
401	04	18	00	Bono compensatorio de alimentación a obreros	22.017.003	0	0	0	0	22.017.003
401	04	20	00	Complemento a obreros por días feriados	390.000	0	0	0	0	390.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	4.892.078	0	0	0	0	4.892.078
401	04	26	00	Bono compensatorio de alimentación al personal contratado	26.590.000	0	0	0	0	26.590.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	250.625	0	0	0	0	250.625
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	630.000	0	0	0	0	630.000
401	04	96	00	Otros complementos a empleados	11.360.000	0	0	0	0	11.360.000
401	04	97	00	Otros complementos a obreros	11.191.419	0	0	0	0	11.191.419
401	04	98	00	Otros complementos al personal contratado	10.850.000	0	0	0	0	10.850.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	103.092.820	0	0	0	0	103.092.820
401	05	01	00	Aguinaldos a empleados	19.598.847	0	0	0	0	19.598.847
401	05	03	00	Bono vacacional a empleados	16.224.691	0	0	0	0	16.224.691
401	05	04	00	Aguinaldos a obreros	18.567.716	0	0	0	0	18.567.716
401	05	06	00	Bono vacacional a obreros	16.103.361	0	0	0	0	16.103.361
401	05	07	00	Aguinaldos al personal contratado	18.923.333	0	0	0	0	18.923.333
401	05	08	00	Bono vacacional al personal contratado	12.801.791	0	0	0	0	12.801.791
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	131.728	0	0	0	0	131.728

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

ACCIÓN CENTRALIZADA: 530001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 530001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	84.163	0	0	0	0	84.163
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	345.618	0	0	0	0	345.618
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	311.572	0	0	0	0	311.572
401	06	00	00	Aportes patronales y legales	41.698.728	0	0	0	0	41.698.728
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	7.078.693	0	0	0	0	7.078.693
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.071.096	0	0	0	0	2.071.096
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.320.962	0	0	0	0	1.320.962
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.857.396	0	0	0	0	1.857.396
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	9.000.876	0	0	0	0	9.000.876
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	2.898.199	0	0	0	0	2.898.199
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.670.737	0	0	0	0	1.670.737
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.932.133	0	0	0	0	1.932.133
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	6.557.395	0	0	0	0	6.557.395
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.792.809	0	0	0	0	1.792.809
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.144.412	0	0	0	0	1.144.412
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	63.981	0	0	0	0	63.981
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	1.112	0	0	0	0	1.112
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	13.914	0	0	0	0	13.914
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	11.924	0	0	0	0	11.924
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	180.177	0	0	0	0	180.177
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	58.691	0	0	0	0	58.691
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	39.127	0	0	0	0	39.127
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	33.549	0	0	0	0	33.549
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	19.760	0	0	0	0	19.760
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	2.253.785	0	0	0	0	2.253.785

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

ACCIÓN CENTRALIZADA: 530001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 530001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	95	00	Otros aportes legales por personal contratado	1.698.000	0	0	0	0	1.698.000
401	07	00	00	Asistencia socio-económica	255.298.322	0	0	0	0	255.298.322
401	07	01	00	Capacitación y adiestramiento a empleados	331.500	0	0	0	0	331.500
401	07	02	00	Becas a empleados	629.600	0	0	0	0	629.600
401	07	03	00	Ayudas por matrimonio a empleados	99.445	0	0	0	0	99.445
401	07	04	00	Ayudas por nacimiento de hijos a empleados	100.000	0	0	0	0	100.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	6.433.986	0	0	0	0	6.433.986
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	58.231.965	0	0	0	0	58.231.965
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	495.400	0	0	0	0	495.400
401	07	10	00	Dotación de uniformes a empleados	13.250.000	0	0	0	0	13.250.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	350.000	0	0	0	0	350.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	444.000	0	0	0	0	444.000
401	07	17	00	Capacitación y adiestramiento a obreros	104.000	0	0	0	0	104.000
401	07	18	00	Becas a obreros	726.960	0	0	0	0	726.960
401	07	19	00	Ayudas por matrimonio de obreros	50.000	0	0	0	0	50.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	100.000	0	0	0	0	100.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	6.160.661	0	0	0	0	6.160.661
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	62.329.360	0	0	0	0	62.329.360
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	700.000	0	0	0	0	700.000
401	07	26	00	Dotación de uniformes a obreros	16.500.000	0	0	0	0	16.500.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	680.000	0	0	0	0	680.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	910.050	0	0	0	0	910.050
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	69.570	0	0	0	0	69.570
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	195.637	0	0	0	0	195.637
401	07	75	00	Becas al personal contratado	240.240	0	0	0	0	240.240
401	07	76	00	Ayudas por matrimonio al personal contratado	6.000	0	0	0	0	6.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	16.000	0	0	0	0	16.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

ACCIÓN CENTRALIZADA: 530001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 530001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	7.964.041	0	0	0	0	7.964.041
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	61.071.107	0	0	0	0	61.071.107
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	950.200	0	0	0	0	950.200
401	07	83	00	Dotación de uniformes al personal contratado	13.900.000	0	0	0	0	13.900.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	670.000	0	0	0	0	670.000
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	288.600	0	0	0	0	288.600
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	260.000	0	0	0	0	260.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	260.000	0	0	0	0	260.000
401	07	97	00	Otras subvenciones a obreros	780.000	0	0	0	0	780.000
401	08	00	00	Prestaciones sociales e indemnizaciones	99.080.451	0	0	0	0	99.080.451
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	37.301.734	0	0	0	0	37.301.734
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	30.678.517	0	0	0	0	30.678.517
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	30.574.245	0	0	0	0	30.574.245
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	137.717	0	0	0	0	137.717
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	388.238	0	0	0	0	388.238
403	**00**	**00**	**00**	**Servicios no personales**	**55.309.027**	**0**	**0**	**0**	**0**	**55.309.027**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	5.200.000	0	0	0	0	5.200.000
403	10	07	00	Servicios de capacitación y adiestramiento	5.200.000	0	0	0	0	5.200.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	42.800.000	0	0	0	0	42.800.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	42.800.000	0	0	0	0	42.800.000
403	18	00	00	Impuestos indirectos	6.764.000	0	0	0	0	6.764.000
403	18	01	00	Impuesto al valor agregado	6.764.000	0	0	0	0	6.764.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	545.027	0	0	0	0	545.027
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	545.027	0	0	0	0	545.027
				Totales	**894.800.753**	**0**	**0**	**0**	**0**	**894.800.753**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **ACCIÓN CENTRALIZADA:** 530002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**38.918.192**	0	0	0	0	**38.918.192**
402	01	00	00	Productos alimenticios y agropecuarios	6.000.000	0	0	0	0	6.000.000
402	01	01	00	Alimentos y bebidas para personas	6.000.000	0	0	0	0	6.000.000
402	02	00	00	Productos de minas, canteras y yacimientos	600.000	0	0	0	0	600.000
402	02	05	00	Piedra, arcilla, arena y tierra	600.000	0	0	0	0	600.000
402	03	00	00	Textiles y vestuarios	2.900.000	0	0	0	0	2.900.000
402	03	01	00	Textiles	400.000	0	0	0	0	400.000
402	03	02	00	Prendas de vestir	2.500.000	0	0	0	0	2.500.000
402	04	00	00	Productos de cuero y caucho	600.000	0	0	0	0	600.000
402	04	03	00	Cauchos y tripas para vehículos	600.000	0	0	0	0	600.000
402	05	00	00	Productos de papel, cartón e impresos	1.980.000	0	0	0	0	1.980.000
402	05	01	00	Pulpa de madera, papel y cartón	60.000	0	0	0	0	60.000
402	05	02	00	Envases y cajas de papel y cartón	40.000	0	0	0	0	40.000
402	05	03	00	Productos de papel y cartón para oficina	1.130.000	0	0	0	0	1.130.000
402	05	04	00	Libros, revistas y periódicos	250.000	0	0	0	0	250.000
402	05	06	00	Productos de papel y cartón para computación	500.000	0	0	0	0	500.000
402	06	00	00	Productos químicos y derivados	14.340.295	0	0	0	0	14.340.295
402	06	03	00	Tintas, pinturas y colorantes	13.390.295	0	0	0	0	13.390.295
402	06	05	00	Productos de tocador	200.000	0	0	0	0	200.000
402	06	06	00	Combustibles y lubricantes	50.000	0	0	0	0	50.000
402	06	08	00	Productos plásticos	700.000	0	0	0	0	700.000
402	08	00	00	Productos metálicos	1.865.000	0	0	0	0	1.865.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	50.000	0	0	0	0	50.000
402	08	07	00	Material de señalamiento	15.000	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.800.000	0	0	0	0	1.800.000
402	09	00	00	Productos de madera	4.000	0	0	0	0	4.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	4.000	0	0	0	0	4.000
402	10	00	00	Productos varios y útiles diversos	10.328.897	0	0	0	0	10.328.897
402	10	02	00	Materiales y útiles de limpieza y aseo	2.500.000	0	0	0	0	2.500.000
402	10	03	00	Utensilios de cocina y comedor	8.897	0	0	0	0	8.897
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.000	0	0	0	0	2.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.500.000	0	0	0	0	1.500.000
402	10	06	00	Condecoraciones, ofrendas y similares	500.000	0	0	0	0	500.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **ACCIÓN CENTRALIZADA:** 530002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	1.000.000	0	0	0	0	1.000.000
402	10	08	00	Materiales para equipos de computación	1.000.000	0	0	0	0	1.000.000
402	10	11	00	Materiales eléctricos	2.000.000	0	0	0	0	2.000.000
402	10	12	00	Materiales para instalaciones sanitarias	1.800.000	0	0	0	0	1.800.000
402	10	99	00	Otros productos y útiles diversos	18.000	0	0	0	0	18.000
402	99	00	00	Otros materiales y suministros	300.000	0	0	0	0	300.000
402	99	01	00	Otros materiales y suministros	300.000	0	0	0	0	300.000
403	**00**	**00**	**00**	**Servicios no personales**	**99.613.441**	**0**	**0**	**0**	**0**	**99.613.441**
403	01	00	00	Alquileres de inmuebles	8.700.000	0	0	0	0	8.700.000
403	01	01	00	Alquileres de edificios y locales	8.000.000	0	0	0	0	8.000.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	700.000	0	0	0	0	700.000
403	02	00	00	Alquileres de maquinaria y equipos	3.900.000	0	0	0	0	3.900.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	600.000	0	0	0	0	600.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	2.800.000	0	0	0	0	2.800.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	500.000
403	04	00	00	Servicios básicos	19.660.000	0	0	0	0	19.660.000
403	04	01	00	Electricidad	800.000	0	0	0	0	800.000
403	04	03	00	Agua	300.000	0	0	0	0	300.000
403	04	04	00	Teléfonos	8.000.000	0	0	0	0	8.000.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	5.000.000	0	0	0	0	5.000.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	3.000.000	0	0	0	0	3.000.000
403	04	05	00	Servicio de comunicaciones	2.500.000	0	0	0	0	2.500.000
403	04	06	00	Servicio de aseo urbano y domiciliario	60.000	0	0	0	0	60.000
403	04	07	00	Servicio de condominio	8.000.000	0	0	0	0	8.000.000
403	06	00	00	Servicios de transporte y almacenaje	2.040.000	0	0	0	0	2.040.000
403	06	01	00	Fletes y embalajes	40.000	0	0	0	0	40.000
403	06	03	00	Estacionamiento	2.000.000	0	0	0	0	2.000.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.800.000	0	0	0	0	3.800.000
403	07	01	00	Publicidad y propaganda	800.000	0	0	0	0	800.000
403	07	02	00	Imprenta y reproducción	800.000	0	0	0	0	800.000
403	07	03	00	Relaciones sociales	700.000	0	0	0	0	700.000
403	07	04	00	Avisos	1.500.000	0	0	0	0	1.500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	9.000.000	0	0	0	0	9.000.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **ACCIÓN CENTRALIZADA:** 530002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	08	01	00	Primas y gastos de seguros	9.000.000	0	0	0	0	9.000.000
403	09	00	00	Viáticos y pasajes	10.000.000	0	0	0	0	10.000.000
403	09	01	00	Viáticos y pasajes dentro del país	6.000.000	0	0	0	0	6.000.000
403	09	02	00	Viáticos y pasajes fuera del país	4.000.000	0	0	0	0	4.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.200.000	0	0	0	0	2.200.000
403	10	03	00	Servicios de procesamiento de datos	700.000	0	0	0	0	700.000
403	10	99	00	Otros servicios profesionales y técnicos	1.500.000	0	0	0	0	1.500.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	9.300.000	0	0	0	0	9.300.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	8.500.000	0	0	0	0	8.500.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	800.000	0	0	0	0	800.000
403	12	00	00	Conservación y reparaciones menores de obras	8.500.000	0	0	0	0	8.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	8.500.000	0	0	0	0	8.500.000
403	15	00	00	Servicios fiscales	350.000	0	0	0	0	350.000
403	15	02	00	Tasas y otros derechos obligatorios	350.000	0	0	0	0	350.000
403	18	00	00	Impuestos indirectos	21.913.441	0	0	0	0	21.913.441
403	18	01	00	Impuesto al valor agregado	21.913.441	0	0	0	0	21.913.441
403	99	00	00	Otros servicios no personales	250.000	0	0	0	0	250.000
403	99	01	00	Otros servicios no personales	250.000	0	0	0	0	250.000
404	**00**	**00**	**00**	**Activos reales**	**35.105.383**	**0**	**0**	**0**	**0**	**35.105.383**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	4.000.000	0	0	0	0	4.000.000
404	01	01	00	Repuestos mayores	1.000.000	0	0	0	0	1.000.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	1.000.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	3.000.000	0	0	0	0	3.000.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	3.000.000	0	0	0	0	3.000.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	80.000	0	0	0	0	80.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	80.000	0	0	0	0	80.000
404	04	00	00	Equipos de transporte, tracción y elevación	11.778.383	0	0	0	0	11.778.383
404	04	01	00	Vehículos automotores terrestres	11.753.383	0	0	0	0	11.753.383
404	04	06	00	Equipos auxiliares de transporte	25.000	0	0	0	0	25.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	25.000	0	0	0	0	25.000
404	05	01	00	Equipos de telecomunicaciones	25.000	0	0	0	0	25.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.000	0	0	0	0	2.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

ACCIÓN CENTRALIZADA: 530002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.000	0	0	0	0	2.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	17.220.000	0	0	0	0	17.220.000
404	09	01	00	Mobiliario y equipos de oficina	5.020.000	0	0	0	0	5.020.000
404	09	02	00	Equipos de computación	7.000.000	0	0	0	0	7.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	5.200.000	0	0	0	0	5.200.000
404	99	00	00	Otros activos reales	2.000.000	0	0	0	0	2.000.000
404	99	01	00	Otros activos reales	2.000.000	0	0	0	0	2.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.900.000**	**0**	**0**	**0**	**0**	**5.900.000**
407	01	00	00	Transferencias y donaciones corrientes internas	5.900.000	0	0	0	0	5.900.000
407	01	01	00	Transferencias corrientes internas al sector privado	5.900.000	0	0	0	0	5.900.000
407	01	01	73	Subsidios a instituciones benéficas privadas	5.000.000	0	0	0	0	5.000.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	900.000	0	0	0	0	900.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**8.975.000**	**0**	**0**	**0**	**0**	**8.975.000**
411	11	00	00	Obligaciones de ejercicios anteriores	8.975.000	0	0	0	0	8.975.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	8.975.000	0	0	0	0	8.975.000
				Totales	**188.512.016**	**0**	**0**	**0**	**0**	**188.512.016**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **ACCIÓN CENTRALIZADA:** 530002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.900.000**	**0**	**0**	**0**	**0**	**5.900.000**
407	01	00	00	Transferencias y donaciones corrientes internas	5.900.000	0	0	0	0	5.900.000
407	01	01	00	Transferencias corrientes internas al sector privado	5.900.000	0	0	0	0	5.900.000
407	01	01	73	Subsidios a instituciones benéficas privadas	5.000.000	0	0	0	0	5.000.000
				- S2309 Asociación Civil Alba Socialista (ALBA)	5.000.000	0	0	0	0	5.000.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	900.000	0	0	0	0	900.000
				- S0690 Fundación Tecnológica de Seguridad Integral (FUNSEIN)	800.000	0	0	0	0	800.000
				- S1751 Asociación de Jubilados y Pensionados de Corpoindustria (ASOJUBI)	50.000	0	0	0	0	50.000
				- S1752 Asociación de Jubilados y Pensionados del Ministerio de Producción y el Comercio	50.000	0	0	0	0	50.000
				Totales	**5.900.000**	**0**	**0**	**0**	**0**	**5.900.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **ACCIÓN CENTRALIZADA:** 530002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 530002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**38.918.192**	0	0	0	0	**38.918.192**
402	01	00	00	Productos alimenticios y agropecuarios	6.000.000	0	0	0	0	6.000.000
402	01	01	00	Alimentos y bebidas para personas	6.000.000	0	0	0	0	6.000.000
402	02	00	00	Productos de minas, canteras y yacimientos	600.000	0	0	0	0	600.000
402	02	05	00	Piedra, arcilla, arena y tierra	600.000	0	0	0	0	600.000
402	03	00	00	Textiles y vestuarios	2.900.000	0	0	0	0	2.900.000
402	03	01	00	Textiles	400.000	0	0	0	0	400.000
402	03	02	00	Prendas de vestir	2.500.000	0	0	0	0	2.500.000
402	04	00	00	Productos de cuero y caucho	600.000	0	0	0	0	600.000
402	04	03	00	Cauchos y tripas para vehículos	600.000	0	0	0	0	600.000
402	05	00	00	Productos de papel, cartón e impresos	1.980.000	0	0	0	0	1.980.000
402	05	01	00	Pulpa de madera, papel y cartón	60.000	0	0	0	0	60.000
402	05	02	00	Envases y cajas de papel y cartón	40.000	0	0	0	0	40.000
402	05	03	00	Productos de papel y cartón para oficina	1.130.000	0	0	0	0	1.130.000
402	05	04	00	Libros, revistas y periódicos	250.000	0	0	0	0	250.000
402	05	06	00	Productos de papel y cartón para computación	500.000	0	0	0	0	500.000
402	06	00	00	Productos químicos y derivados	14.340.295	0	0	0	0	14.340.295
402	06	03	00	Tintas, pinturas y colorantes	13.390.295	0	0	0	0	13.390.295
402	06	05	00	Productos de tocador	200.000	0	0	0	0	200.000
402	06	06	00	Combustibles y lubricantes	50.000	0	0	0	0	50.000
402	06	08	00	Productos plásticos	700.000	0	0	0	0	700.000
402	08	00	00	Productos metálicos	1.865.000	0	0	0	0	1.865.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	50.000	0	0	0	0	50.000
402	08	07	00	Material de señalamiento	15.000	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.800.000	0	0	0	0	1.800.000
402	09	00	00	Productos de madera	4.000	0	0	0	0	4.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	4.000	0	0	0	0	4.000
402	10	00	00	Productos varios y útiles diversos	10.328.897	0	0	0	0	10.328.897

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO ACCIÓN CENTRALIZADA: 530002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 530002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	2.500.000	0	0	0	0	2.500.000
402	10	03	00	Utensilios de cocina y comedor	8.897	0	0	0	0	8.897
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.000	0	0	0	0	2.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.500.000	0	0	0	0	1.500.000
402	10	06	00	Condecoraciones, ofrendas y similares	500.000	0	0	0	0	500.000
402	10	07	00	Productos de seguridad en el trabajo	1.000.000	0	0	0	0	1.000.000
402	10	08	00	Materiales para equipos de computación	1.000.000	0	0	0	0	1.000.000
402	10	11	00	Materiales eléctricos	2.000.000	0	0	0	0	2.000.000
402	10	12	00	Materiales para instalaciones sanitarias	1.800.000	0	0	0	0	1.800.000
402	10	99	00	Otros productos y útiles diversos	18.000	0	0	0	0	18.000
402	99	00	00	Otros materiales y suministros	300.000	0	0	0	0	300.000
402	99	01	00	Otros materiales y suministros	300.000	0	0	0	0	300.000
403	**00**	**00**	**00**	**Servicios no personales**	**99.613.441**	**0**	**0**	**0**	**0**	**99.613.441**
403	01	00	00	Alquileres de inmuebles	8.700.000	0	0	0	0	8.700.000
403	01	01	00	Alquileres de edificios y locales	8.000.000	0	0	0	0	8.000.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	700.000	0	0	0	0	700.000
403	02	00	00	Alquileres de maquinaria y equipos	3.900.000	0	0	0	0	3.900.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	600.000	0	0	0	0	600.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	2.800.000	0	0	0	0	2.800.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	500.000
403	04	00	00	Servicios básicos	19.660.000	0	0	0	0	19.660.000
403	04	01	00	Electricidad	800.000	0	0	0	0	800.000
403	04	03	00	Agua	300.000	0	0	0	0	300.000
403	04	04	00	Teléfonos	8.000.000	0	0	0	0	8.000.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	5.000.000	0	0	0	0	5.000.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	3.000.000	0	0	0	0	3.000.000
403	04	05	00	Servicio de comunicaciones	2.500.000	0	0	0	0	2.500.000
403	04	06	00	Servicio de aseo urbano y domiciliario	60.000	0	0	0	0	60.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **ACCIÓN CENTRALIZADA:** 530002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 530002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	07	00	Servicio de condominio	8.000.000	0	0	0	0	8.000.000
403	06	00	00	Servicios de transporte y almacenaje	2.040.000	0	0	0	0	2.040.000
403	06	01	00	Fletes y embalajes	40.000	0	0	0	0	40.000
403	06	03	00	Estacionamiento	2.000.000	0	0	0	0	2.000.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.800.000	0	0	0	0	3.800.000
403	07	01	00	Publicidad y propaganda	800.000	0	0	0	0	800.000
403	07	02	00	Imprenta y reproducción	800.000	0	0	0	0	800.000
403	07	03	00	Relaciones sociales	700.000	0	0	0	0	700.000
403	07	04	00	Avisos	1.500.000	0	0	0	0	1.500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	9.000.000	0	0	0	0	9.000.000
403	08	01	00	Primas y gastos de seguros	9.000.000	0	0	0	0	9.000.000
403	09	00	00	Viáticos y pasajes	10.000.000	0	0	0	0	10.000.000
403	09	01	00	Viáticos y pasajes dentro del país	6.000.000	0	0	0	0	6.000.000
403	09	02	00	Viáticos y pasajes fuera del país	4.000.000	0	0	0	0	4.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.200.000	0	0	0	0	2.200.000
403	10	03	00	Servicios de procesamiento de datos	700.000	0	0	0	0	700.000
403	10	99	00	Otros servicios profesionales y técnicos	1.500.000	0	0	0	0	1.500.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	9.300.000	0	0	0	0	9.300.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	8.500.000	0	0	0	0	8.500.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	800.000	0	0	0	0	800.000
403	12	00	00	Conservación y reparaciones menores de obras	8.500.000	0	0	0	0	8.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	8.500.000	0	0	0	0	8.500.000
403	15	00	00	Servicios fiscales	350.000	0	0	0	0	350.000
403	15	02	00	Tasas y otros derechos obligatorios	350.000	0	0	0	0	350.000
403	18	00	00	Impuestos indirectos	21.913.441	0	0	0	0	21.913.441
403	18	01	00	Impuesto al valor agregado	21.913.441	0	0	0	0	21.913.441
403	99	00	00	Otros servicios no personales	250.000	0	0	0	0	250.000
403	99	01	00	Otros servicios no personales	250.000	0	0	0	0	250.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

ACCIÓN CENTRALIZADA: 530002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 530002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**35.105.383**	**0**	**0**	**0**	**0**	**35.105.383**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	4.000.000	0	0	0	0	4.000.000
404	01	01	00	Repuestos mayores	1.000.000	0	0	0	0	1.000.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	1.000.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	3.000.000	0	0	0	0	3.000.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	3.000.000	0	0	0	0	3.000.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	80.000	0	0	0	0	80.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	80.000	0	0	0	0	80.000
404	04	00	00	Equipos de transporte, tracción y elevación	11.778.383	0	0	0	0	11.778.383
404	04	01	00	Vehículos automotores terrestres	11.753.383	0	0	0	0	11.753.383
404	04	06	00	Equipos auxiliares de transporte	25.000	0	0	0	0	25.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	25.000	0	0	0	0	25.000
404	05	01	00	Equipos de telecomunicaciones	25.000	0	0	0	0	25.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.000	0	0	0	0	2.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.000	0	0	0	0	2.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	17.220.000	0	0	0	0	17.220.000
404	09	01	00	Mobiliario y equipos de oficina	5.020.000	0	0	0	0	5.020.000
404	09	02	00	Equipos de computación	7.000.000	0	0	0	0	7.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	5.200.000	0	0	0	0	5.200.000
404	99	00	00	Otros activos reales	2.000.000	0	0	0	0	2.000.000
404	99	01	00	Otros activos reales	2.000.000	0	0	0	0	2.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**8.975.000**	**0**	**0**	**0**	**0**	**8.975.000**
411	11	00	00	Obligaciones de ejercicios anteriores	8.975.000	0	0	0	0	8.975.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	8.975.000	0	0	0	0	8.975.000
				Totales	**182.612.016**	**0**	**0**	**0**	**0**	**182.612.016**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

ACCIÓN CENTRALIZADA: 530002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 530002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.900.000**	**0**	**0**	**0**	**0**	**5.900.000**
407	01	00	00	Transferencias y donaciones corrientes internas	5.900.000	0	0	0	0	5.900.000
407	01	01	00	Transferencias corrientes internas al sector privado	5.900.000	0	0	0	0	5.900.000
407	01	01	73	Subsidios a instituciones benéficas privadas	5.000.000	0	0	0	0	5.000.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	900.000	0	0	0	0	900.000
				Totales	**5.900.000**	**0**	**0**	**0**	**0**	**5.900.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

ACCIÓN CENTRALIZADA: 530003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**362.922.393**	**0**	**0**	**0**	**0**	**362.922.393**
407	01	00	00	Transferencias y donaciones corrientes internas	362.922.393	0	0	0	0	362.922.393
407	01	01	00	Transferencias corrientes internas al sector privado	362.922.393	0	0	0	0	362.922.393
407	01	01	01	Pensiones del personal empleado, obrero y militar	42.896.120	0	0	0	0	42.896.120
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	88.888.564	0	0	0	0	88.888.564
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	14.052.225	0	0	0	0	14.052.225
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	3.200.007	0	0	0	0	3.200.007
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	27.170.000	0	0	0	0	27.170.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	33.841.555	0	0	0	0	33.841.555
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	27.826.387	0	0	0	0	27.826.387
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	7.185.535	0	0	0	0	7.185.535
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	53.105.000	0	0	0	0	53.105.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	64.757.000	0	0	0	0	64.757.000
				Totales	**362.922.393**	**0**	**0**	**0**	**0**	**362.922.393**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 53 - 162

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO **ACCIÓN CENTRALIZADA:** 530003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

ACCIÓN CENTRALIZADA: 530003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 530003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**362.922.393**	**0**	**0**	**0**	**0**	**362.922.393**
407	01	00	00	Transferencias y donaciones corrientes internas	362.922.393	0	0	0	0	362.922.393
407	01	01	00	Transferencias corrientes internas al sector privado	362.922.393	0	0	0	0	362.922.393
407	01	01	01	Pensiones del personal empleado, obrero y militar	42.896.120	0	0	0	0	42.896.120
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	88.888.564	0	0	0	0	88.888.564
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	14.052.225	0	0	0	0	14.052.225
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	3.200.007	0	0	0	0	3.200.007
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	27.170.000	0	0	0	0	27.170.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	33.841.555	0	0	0	0	33.841.555
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	27.826.387	0	0	0	0	27.826.387
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	7.185.535	0	0	0	0	7.185.535
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	53.105.000	0	0	0	0	53.105.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	64.757.000	0	0	0	0	64.757.000
				Totales	**362.922.393**	**0**	**0**	**0**	**0**	**362.922.393**

54
Ministerio del Poder Popular para la Salud

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**36.248.671.227**	0	0	0	0	**36.248.671.227**
401	01	00	00	Sueldos, salarios y otras retribuciones	9.298.991.128	0	0	0	0	9.298.991.128
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.375.966.328	0	0	0	0	4.375.966.328
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	13.836.443	0	0	0	0	13.836.443
401	01	03	00	Suplencias a empleados	20.080.023	0	0	0	0	20.080.023
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.662.149.709	0	0	0	0	1.662.149.709
401	01	12	00	Salarios a obreros en puestos no permanentes	191.885.692	0	0	0	0	191.885.692
401	01	13	00	Suplencias a obreros	20.061.561	0	0	0	0	20.061.561
401	01	18	00	Remuneraciones al personal contratado	3.013.146.335	0	0	0	0	3.013.146.335
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	3.011.346.335	0	0	0	0	3.011.346.335
401	01	18	02	Remuneraciones por honorarios profesionales	1.800.000	0	0	0	0	1.800.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	953.379	0	0	0	0	953.379
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	155.838	0	0	0	0	155.838
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	755.820	0	0	0	0	755.820
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.330.198.418	0	0	0	0	1.330.198.418
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	887.721.031	0	0	0	0	887.721.031
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	5.350	0	0	0	0	5.350
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	442.350.601	0	0	0	0	442.350.601
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	45.854	0	0	0	0	45.854
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	75.582	0	0	0	0	75.582
401	03	00	00	Primas	5.617.222.720	0	0	0	0	5.617.222.720
401	03	01	00	Primas por mérito a empleados	1.232.141	0	0	0	0	1.232.141
401	03	02	00	Primas de transporte a empleados	99.551.312	0	0	0	0	99.551.312
401	03	03	00	Primas por hogar a empleados	2.388	0	0	0	0	2.388
401	03	04	00	Primas por hijos a empleados	40.848.259	0	0	0	0	40.848.259
401	03	08	00	Primas de profesionalización a empleados	1.151.139.975	0	0	0	0	1.151.139.975
401	03	09	00	Primas por antigüedad a empleados	737.760.275	0	0	0	0	737.760.275
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	49.817.455	0	0	0	0	49.817.455
401	03	16	00	Primas por mérito a obreros	2.316.975	0	0	0	0	2.316.975
401	03	17	00	Primas de transporte a obreros	56.748.666	0	0	0	0	56.748.666

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	18	00	Primas por hogar a obreros	11.484	0	0	0	0	11.484
401	03	19	00	Primas por hijos de obreros	30.021.317	0	0	0	0	30.021.317
401	03	21	00	Primas por antigüedad a obreros	182.002.385	0	0	0	0	182.002.385
401	03	22	00	Primas de profesionalización a obreros	35.173.068	0	0	0	0	35.173.068
401	03	37	00	Primas de transporte al personal contratado	44.579.724	0	0	0	0	44.579.724
401	03	39	00	Primas por hijos al personal contratado	8.374.830	0	0	0	0	8.374.830
401	03	40	00	Primas de profesionalización al personal contratado	1.055.492.003	0	0	0	0	1.055.492.003
401	03	41	00	Primas por antigüedad al personal contratado	299.798.278	0	0	0	0	299.798.278
401	03	47	00	Primas al personal de alto nivel y de dirección	9.992.866	0	0	0	0	9.992.866
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.470.790	0	0	0	0	1.470.790
401	03	96	00	Otras primas al personal contratado	753.021.560	0	0	0	0	753.021.560
401	03	97	00	Otras primas a empleados	879.920.419	0	0	0	0	879.920.419
401	03	98	00	Otras primas a obreros	177.946.550	0	0	0	0	177.946.550
401	04	00	00	Complementos de sueldos y salarios	10.297.899.322	0	0	0	0	10.297.899.322
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	3.988.158	0	0	0	0	3.988.158
401	04	02	00	Complemento a empleados por trabajo nocturno	1.426.385.363	0	0	0	0	1.426.385.363
401	04	03	00	Complemento a empleados por gastos de alimentación	27.317.961	0	0	0	0	27.317.961
401	04	06	00	Complemento a empleados por comisión de servicios	406.706	0	0	0	0	406.706
401	04	07	00	Bonificación a empleados	1.814.200	0	0	0	0	1.814.200
401	04	08	00	Bono compensatorio de alimentación a empleados	1.944.119.220	0	0	0	0	1.944.119.220
401	04	10	00	Complemento a empleados por días feriados	496.562.716	0	0	0	0	496.562.716
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	4.949.973	0	0	0	0	4.949.973
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	330.983.690	0	0	0	0	330.983.690
401	04	16	00	Complemento a obreros por gastos de alimentación	446.270	0	0	0	0	446.270
401	04	18	00	Bono compensatorio de alimentación a obreros	1.252.120.216	0	0	0	0	1.252.120.216
401	04	20	00	Complemento a obreros por días feriados	190.766.860	0	0	0	0	190.766.860
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	2.265.088	0	0	0	0	2.265.088
401	04	25	00	Complemento al personal contratado por gastos de alimentación	8.999.220	0	0	0	0	8.999.220
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.544.534.227	0	0	0	0	2.544.534.227
401	04	27	00	Bono compensatorio de transporte al personal contratado	3.600	0	0	0	0	3.600
401	04	28	00	Complemento al personal contratado por días feriados	493.561.499	0	0	0	0	493.561.499

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	96	00	Otros complementos a empleados	126.438.845	0	0	0	0	126.438.845
401	04	97	00	Otros complementos a obreros	44.902.016	0	0	0	0	44.902.016
401	04	98	00	Otros complementos al personal contratado	1.397.333.494	0	0	0	0	1.397.333.494
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.988.114.502	0	0	0	0	2.988.114.502
401	05	01	00	Aguinaldos a empleados	26.620.357	0	0	0	0	26.620.357
401	05	03	00	Bono vacacional a empleados	1.429.319.401	0	0	0	0	1.429.319.401
401	05	04	00	Aguinaldos a obreros	23.679.021	0	0	0	0	23.679.021
401	05	06	00	Bono vacacional a obreros	504.816.063	0	0	0	0	504.816.063
401	05	07	00	Aguinaldos al personal contratado	14.503.383	0	0	0	0	14.503.383
401	05	08	00	Bono vacacional al personal contratado	965.725.320	0	0	0	0	965.725.320
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.414.707	0	0	0	0	1.414.707
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	22.036.250	0	0	0	0	22.036.250
401	06	00	00	Aportes patronales y legales	1.959.595.351	0	0	0	0	1.959.595.351
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	526.713.086	0	0	0	0	526.713.086
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	188.446.018	0	0	0	0	188.446.018
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	117.526.930	0	0	0	0	117.526.930
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	117.098.384	0	0	0	0	117.098.384
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	155.681.628	0	0	0	0	155.681.628
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	39.822.794	0	0	0	0	39.822.794
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	33.308.065	0	0	0	0	33.308.065
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	38.189.260	0	0	0	0	38.189.260
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	494.977.489	0	0	0	0	494.977.489
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	118.798.554	0	0	0	0	118.798.554
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	117.310.408	0	0	0	0	117.310.408
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.475.545	0	0	0	0	2.475.545
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	743.069	0	0	0	0	743.069
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	574.948	0	0	0	0	574.948
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	534.760	0	0	0	0	534.760
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	234.041	0	0	0	0	234.041

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	95	00	Otros aportes legales por personal contratado	7.160.372	0	0	0	0	7.160.372
401	07	00	00	Asistencia socio-económica	463.307.229	0	0	0	0	463.307.229
401	07	01	00	Capacitación y adiestramiento a empleados	2.341.808	0	0	0	0	2.341.808
401	07	02	00	Becas a empleados	4.617.890	0	0	0	0	4.617.890
401	07	03	00	Ayudas por matrimonio a empleados	804.109	0	0	0	0	804.109
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.901.850	0	0	0	0	1.901.850
401	07	05	00	Ayudas por defunción a empleados	1.876.258	0	0	0	0	1.876.258
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	53.879.731	0	0	0	0	53.879.731
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	33.507.573	0	0	0	0	33.507.573
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	3.172	0	0	0	0	3.172
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.461.586	0	0	0	0	3.461.586
401	07	10	00	Dotación de uniformes a empleados	55.096.220	0	0	0	0	55.096.220
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	41.954.480	0	0	0	0	41.954.480
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.935.730	0	0	0	0	3.935.730
401	07	17	00	Capacitación y adiestramiento a obreros	840.800	0	0	0	0	840.800
401	07	18	00	Becas a obreros	4.124.387	0	0	0	0	4.124.387
401	07	19	00	Ayudas por matrimonio de obreros	850.041	0	0	0	0	850.041
401	07	20	00	Ayudas por nacimiento de hijos de obreros	737.082	0	0	0	0	737.082
401	07	21	00	Ayudas por defunción a obreros	1.042.903	0	0	0	0	1.042.903
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	37.666.118	0	0	0	0	37.666.118
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	17.515.741	0	0	0	0	17.515.741
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.971.492	0	0	0	0	2.971.492
401	07	26	00	Dotación de uniformes a obreros	46.429.357	0	0	0	0	46.429.357
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	32.108.807	0	0	0	0	32.108.807
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	4.168.070	0	0	0	0	4.168.070
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	3.000	0	0	0	0	3.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	5.000	0	0	0	0	5.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	203.544	0	0	0	0	203.544
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	41.208	0	0	0	0	41.208
401	07	74	00	Capacitación y adiestramiento al personal contratado	3.049.800	0	0	0	0	3.049.800

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	75	00	Becas al personal contratado	3.097.810	0	0	0	0	3.097.810
401	07	76	00	Ayudas por matrimonio al personal contratado	299.663	0	0	0	0	299.663
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	504.383	0	0	0	0	504.383
401	07	78	00	Ayudas por defunción al personal contratado	729.778	0	0	0	0	729.778
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	31.725.734	0	0	0	0	31.725.734
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	11.053.145	0	0	0	0	11.053.145
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	59.364	0	0	0	0	59.364
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	2.070.796	0	0	0	0	2.070.796
401	07	83	00	Dotación de uniformes al personal contratado	15.842.086	0	0	0	0	15.842.086
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	9.544.138	0	0	0	0	9.544.138
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	1.570.115	0	0	0	0	1.570.115
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	120.000	0	0	0	0	120.000
401	07	96	00	Otras subvenciones a empleados	13.491.987	0	0	0	0	13.491.987
401	07	97	00	Otras subvenciones a obreros	10.610.195	0	0	0	0	10.610.195
401	07	99	00	Otras subvenciones al personal contratado	7.450.278	0	0	0	0	7.450.278
401	08	00	00	Prestaciones sociales e indemnizaciones	4.293.297.452	0	0	0	0	4.293.297.452
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.008.297.189	0	0	0	0	2.008.297.189
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.203.587.299	0	0	0	0	1.203.587.299
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.078.824.540	0	0	0	0	1.078.824.540
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.588.424	0	0	0	0	2.588.424
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	45.105	0	0	0	0	45.105
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	45.105	0	0	0	0	45.105
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.344.689.004**	**0**	**0**	**0**	**0**	**4.344.689.004**
402	01	00	00	Productos alimenticios y agropecuarios	263.382.103	0	0	0	0	263.382.103
402	01	01	00	Alimentos y bebidas para personas	263.090.103	0	0	0	0	263.090.103
402	01	02	00	Alimentos para animales	292.000	0	0	0	0	292.000
402	02	00	00	Productos de minas, canteras y yacimientos	160.581	0	0	0	0	160.581
402	02	04	00	Mineral no ferroso	200	0	0	0	0	200
402	02	05	00	Piedra, arcilla, arena y tierra	160.381	0	0	0	0	160.381
402	03	00	00	Textiles y vestuarios	13.198.455	0	0	0	0	13.198.455

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	01	00	Textiles	5.108.074	0	0	0	0	5.108.074
402	03	02	00	Prendas de vestir	7.201.003	0	0	0	0	7.201.003
402	03	03	00	Calzados	878.878	0	0	0	0	878.878
402	03	99	00	Otros productos textiles y vestuarios	10.500	0	0	0	0	10.500
402	04	00	00	Productos de cuero y caucho	18.434.757	0	0	0	0	18.434.757
402	04	01	00	Cueros y pieles	200.000	0	0	0	0	200.000
402	04	03	00	Cauchos y tripas para vehículos	18.224.757	0	0	0	0	18.224.757
402	04	99	00	Otros productos de cuero y caucho	10.000	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	63.564.072	0	0	0	0	63.564.072
402	05	01	00	Pulpa de madera, papel y cartón	7.653.410	0	0	0	0	7.653.410
402	05	02	00	Envases y cajas de papel y cartón	3.819.602	0	0	0	0	3.819.602
402	05	03	00	Productos de papel y cartón para oficina	34.925.362	0	0	0	0	34.925.362
402	05	04	00	Libros, revistas y periódicos	345.105	0	0	0	0	345.105
402	05	05	00	Material de enseñanza	88.825	0	0	0	0	88.825
402	05	06	00	Productos de papel y cartón para computación	7.196.170	0	0	0	0	7.196.170
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	9.105.082	0	0	0	0	9.105.082
402	05	99	00	Otros productos de pulpa, papel y cartón	430.516	0	0	0	0	430.516
402	06	00	00	Productos químicos y derivados	2.815.334.078	0	0	0	0	2.815.334.078
402	06	01	00	Sustancias químicas y de uso industrial	7.042.469	0	0	0	0	7.042.469
402	06	02	00	Abonos, plaguicidas y otros	5.939.458	0	0	0	0	5.939.458
402	06	03	00	Tintas, pinturas y colorantes	36.986.166	0	0	0	0	36.986.166
402	06	04	00	Productos farmacéuticos y medicamentos	1.745.132.579	0	0	0	0	1.745.132.579
402	06	05	00	Productos de tocador	3.508.820	0	0	0	0	3.508.820
402	06	06	00	Combustibles y lubricantes	6.028.700	0	0	0	0	6.028.700
402	06	08	00	Productos plásticos	16.360.764	0	0	0	0	16.360.764
402	06	99	00	Otros productos de la industria química y conexos	994.335.122	0	0	0	0	994.335.122
402	07	00	00	Productos minerales no metálicos	10.167.613	0	0	0	0	10.167.613
402	07	01	00	Productos de barro, loza y porcelana	2.133.759	0	0	0	0	2.133.759
402	07	02	00	Vidrios y productos de vidrio	4.117.857	0	0	0	0	4.117.857
402	07	03	00	Productos de arcilla para construcción	1.656.043	0	0	0	0	1.656.043
402	07	04	00	Cemento, cal y yeso	2.154.954	0	0	0	0	2.154.954

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	99	00	Otros productos minerales no metálicos	105.000	0	0	0	0	105.000
402	08	00	00	Productos metálicos	38.570.800	0	0	0	0	38.570.800
402	08	01	00	Productos primarios de hierro y acero	1.609.870	0	0	0	0	1.609.870
402	08	02	00	Productos de metales no ferrosos	1.603.126	0	0	0	0	1.603.126
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	16.019.849	0	0	0	0	16.019.849
402	08	04	00	Productos metálicos estructurales	487.931	0	0	0	0	487.931
402	08	07	00	Material de señalamiento	390.200	0	0	0	0	390.200
402	08	08	00	Material de educación	16.000	0	0	0	0	16.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	16.051.939	0	0	0	0	16.051.939
402	08	10	00	Repuestos y accesorios para otros equipos	1.684.961	0	0	0	0	1.684.961
402	08	99	00	Otros productos metálicos	706.924	0	0	0	0	706.924
402	09	00	00	Productos de madera	1.480.416	0	0	0	0	1.480.416
402	09	01	00	Productos primarios de madera	1.299.834	0	0	0	0	1.299.834
402	09	02	00	Muebles y accesorios de madera para edificaciones	173.582	0	0	0	0	173.582
402	09	99	00	Otros productos de madera	7.000	0	0	0	0	7.000
402	10	00	00	Productos varios y útiles diversos	1.112.344.106	0	0	0	0	1.112.344.106
402	10	01	00	Artículos de deporte, recreación y juguetes	440.290	0	0	0	0	440.290
402	10	02	00	Materiales y útiles de limpieza y aseo	45.911.912	0	0	0	0	45.911.912
402	10	03	00	Utensilios de cocina y comedor	1.069.440	0	0	0	0	1.069.440
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	975.436.015	0	0	0	0	975.436.015
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.546.425	0	0	0	0	20.546.425
402	10	06	00	Condecoraciones, ofrendas y similares	1.320.885	0	0	0	0	1.320.885
402	10	07	00	Productos de seguridad en el trabajo	13.116.679	0	0	0	0	13.116.679
402	10	08	00	Materiales para equipos de computación	27.501.023	0	0	0	0	27.501.023
402	10	11	00	Materiales eléctricos	11.195.466	0	0	0	0	11.195.466
402	10	12	00	Materiales para instalaciones sanitarias	7.435.703	0	0	0	0	7.435.703
402	10	13	00	Materiales fotográficos	6.570.324	0	0	0	0	6.570.324
402	10	99	00	Otros productos y útiles diversos	1.799.944	0	0	0	0	1.799.944
402	99	00	00	Otros materiales y suministros	8.052.023	0	0	0	0	8.052.023
402	99	01	00	Otros materiales y suministros	8.052.023	0	0	0	0	8.052.023
403	**00**	**00**	**00**	**Servicios no personales**	**2.825.545.586**	**0**	**0**	**0**	**0**	**2.825.545.586**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	01	00	00	Alquileres de inmuebles	2.168.000	0	0	0	0	2.168.000
403	01	01	00	Alquileres de edificios y locales	2.150.000	0	0	0	0	2.150.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	18.000	0	0	0	0	18.000
403	02	00	00	Alquileres de maquinaria y equipos	163.554.544	0	0	0	0	163.554.544
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	163.254.094	0	0	0	0	163.254.094
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	300.450	0	0	0	0	300.450
403	03	00	00	Derechos sobre bienes intangibles	80.000	0	0	0	0	80.000
403	03	03	00	Paquetes y programas de computación	80.000	0	0	0	0	80.000
403	04	00	00	Servicios básicos	78.264.523	0	0	0	0	78.264.523
403	04	01	00	Electricidad	45.605.526	0	0	0	0	45.605.526
403	04	02	00	Gas	300.073	0	0	0	0	300.073
403	04	03	00	Agua	18.591.443	0	0	0	0	18.591.443
403	04	04	00	Teléfonos	12.080.603	0	0	0	0	12.080.603
403	04	04	01	Servicios de telefonía prestados por organismos públicos	10.680.852	0	0	0	0	10.680.852
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.399.751	0	0	0	0	1.399.751
403	04	05	00	Servicio de comunicaciones	1.036.951	0	0	0	0	1.036.951
403	04	06	00	Servicio de aseo urbano y domiciliario	649.927	0	0	0	0	649.927
403	06	00	00	Servicios de transporte y almacenaje	21.712.818	0	0	0	0	21.712.818
403	06	01	00	Fletes y embalajes	1.356.656	0	0	0	0	1.356.656
403	06	02	00	Almacenaje	20.044.896	0	0	0	0	20.044.896
403	06	03	00	Estacionamiento	43.482	0	0	0	0	43.482
403	06	04	00	Peaje	240	0	0	0	0	240
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	267.544	0	0	0	0	267.544
403	07	00	00	Servicios de información, impresión y relaciones públicas	48.358.382	0	0	0	0	48.358.382
403	07	01	00	Publicidad y propaganda	6.117.583	0	0	0	0	6.117.583
403	07	02	00	Imprenta y reproducción	22.160.132	0	0	0	0	22.160.132
403	07	03	00	Relaciones sociales	16.827.620	0	0	0	0	16.827.620
403	07	04	00	Avisos	3.253.047	0	0	0	0	3.253.047
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	80.345.734	0	0	0	0	80.345.734
403	08	01	00	Primas y gastos de seguros	80.006.200	0	0	0	0	80.006.200
403	08	02	00	Comisiones y gastos bancarios	338.534	0	0	0	0	338.534

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	08	03	00	Comisiones y gastos de adquisición de seguros	1.000	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	76.151.145	0	0	0	0	76.151.145
403	09	01	00	Viáticos y pasajes dentro del país	68.889.615	0	0	0	0	68.889.615
403	09	02	00	Viáticos y pasajes fuera del país	7.250.045	0	0	0	0	7.250.045
403	09	03	00	Asignación por kilómetros recorridos	11.485	0	0	0	0	11.485
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	71.629.227	0	0	0	0	71.629.227
403	10	02	00	Servicios de contabilidad y auditoría	207.210	0	0	0	0	207.210
403	10	03	00	Servicios de procesamiento de datos	9.095.334	0	0	0	0	9.095.334
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	6.408.132	0	0	0	0	6.408.132
403	10	07	00	Servicios de capacitación y adiestramiento	5.467.835	0	0	0	0	5.467.835
403	10	09	00	Servicios de lavandería y tintorería	652.300	0	0	0	0	652.300
403	10	10	00	Servicios de vigilancia	1.275.000	0	0	0	0	1.275.000
403	10	11	00	Servicios para la elaboración y suministro de comida	46.643.029	0	0	0	0	46.643.029
403	10	99	00	Otros servicios profesionales y técnicos	1.880.387	0	0	0	0	1.880.387
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	966.770.897	0	0	0	0	966.770.897
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	175.918	0	0	0	0	175.918
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	387.630.596	0	0	0	0	387.630.596
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	661.298	0	0	0	0	661.298
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	546.228.891	0	0	0	0	546.228.891
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	50.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	30.324.809	0	0	0	0	30.324.809
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.699.385	0	0	0	0	1.699.385
403	12	00	00	Conservación y reparaciones menores de obras	56.361.721	0	0	0	0	56.361.721
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	56.361.721	0	0	0	0	56.361.721
403	15	00	00	Servicios fiscales	120.204.500	0	0	0	0	120.204.500
403	15	01	00	Derechos de importación y servicios aduaneros	120.204.500	0	0	0	0	120.204.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	58.675.580	0	0	0	0	58.675.580
403	16	01	00	Servicios de diversión, esparcimiento y culturales	58.675.580	0	0	0	0	58.675.580
403	18	00	00	Impuestos indirectos	510.862.852	0	0	0	0	510.862.852
403	18	01	00	Impuesto al valor agregado	510.862.852	0	0	0	0	510.862.852

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	91.679.040	0	0	0	0	91.679.040
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	91.679.040	0	0	0	0	91.679.040
403	99	00	00	Otros servicios no personales	478.726.623	0	0	0	0	478.726.623
403	99	01	00	Otros servicios no personales	478.726.623	0	0	0	0	478.726.623
404	**00**	**00**	**00**	**Activos reales**	**312.553.049**	**0**	**0**	**0**	**0**	**312.553.049**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	29.003.106	0	0	0	0	29.003.106
404	01	01	00	Repuestos mayores	5.635.693	0	0	0	0	5.635.693
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	117.468	0	0	0	0	117.468
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	2.791.174	0	0	0	0	2.791.174
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	35.000	0	0	0	0	35.000
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	1.006.301	0	0	0	0	1.006.301
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	145.700	0	0	0	0	145.700
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	1.487.750	0	0	0	0	1.487.750
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	52.300	0	0	0	0	52.300
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	23.367.413	0	0	0	0	23.367.413
404	01	02	01	Reparaciones, mejoras y adiciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	372.000	0	0	0	0	372.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	11.961.688	0	0	0	0	11.961.688
404	01	02	03	Reparaciones, mejoras y adiciones mayores de equipos de comunicaciones y de señalamiento	33.000	0	0	0	0	33.000
404	01	02	04	Reparaciones, mejoras y adiciones mayores de equipos médico-quirúrgicos, dentales y de veterinaria	6.808.153	0	0	0	0	6.808.153
404	01	02	05	Reparaciones, mejoras y adiciones mayores de equipos científicos, religiosos, de enseñanza y recreación	62.500	0	0	0	0	62.500
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	2.603.522	0	0	0	0	2.603.522
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	1.526.550	0	0	0	0	1.526.550
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	12.790.616	0	0	0	0	12.790.616
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	10.000	0	0	0	0	10.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	36.913	0	0	0	0	36.913
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	3.705.017	0	0	0	0	3.705.017
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	6.559.705	0	0	0	0	6.559.705
404	03	05	00	Maquinaria y equipos industriales y de taller	36.348	0	0	0	0	36.348
404	03	06	00	Maquinaria y equipos de energía	1.238.233	0	0	0	0	1.238.233

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	03	08	00	Equipos de almacén	8.400	0	0	0	0	8.400
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	1.196.000	0	0	0	0	1.196.000
404	04	00	00	Equipos de transporte, tracción y elevación	13.371.595	0	0	0	0	13.371.595
404	04	01	00	Vehículos automotores terrestres	10.693.000	0	0	0	0	10.693.000
404	04	03	00	Equipos marítimos de transporte	1.477.205	0	0	0	0	1.477.205
404	04	05	00	Vehículos de tracción no motorizados	1.081.390	0	0	0	0	1.081.390
404	04	06	00	Equipos auxiliares de transporte	120.000	0	0	0	0	120.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	11.121.577	0	0	0	0	11.121.577
404	05	01	00	Equipos de telecomunicaciones	9.370.318	0	0	0	0	9.370.318
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	1.751.259	0	0	0	0	1.751.259
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	143.595.190	0	0	0	0	143.595.190
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	143.397.832	0	0	0	0	143.397.832
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	197.358	0	0	0	0	197.358
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	4.316.547	0	0	0	0	4.316.547
404	07	01	00	Equipos científicos y de laboratorio	3.247.847	0	0	0	0	3.247.847
404	07	02	00	Equipos de enseñanza, deporte y recreación	990.650	0	0	0	0	990.650
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	68.050	0	0	0	0	68.050
404	07	06	00	Instrumentos musicales y equipos de audio	10.000	0	0	0	0	10.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	85.810.418	0	0	0	0	85.810.418
404	09	01	00	Mobiliario y equipos de oficina	34.322.641	0	0	0	0	34.322.641
404	09	02	00	Equipos de computación	30.105.139	0	0	0	0	30.105.139
404	09	03	00	Mobiliario y equipos de alojamiento	20.700.742	0	0	0	0	20.700.742
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	681.896	0	0	0	0	681.896
404	11	00	00	Inmuebles, maquinaria y equipos usados	50.000	0	0	0	0	50.000
404	11	05	00	Adquisición de maquinaria y equipos usados	50.000	0	0	0	0	50.000
404	11	05	05	Equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	50.000
404	12	00	00	Activos intangibles	12.414.000	0	0	0	0	12.414.000
404	12	04	00	Paquetes y programas de computación	11.913.000	0	0	0	0	11.913.000
404	12	05	00	Estudios y proyectos	501.000	0	0	0	0	501.000
404	99	00	00	Otros activos reales	80.000	0	0	0	0	80.000
404	99	01	00	Otros activos reales	80.000	0	0	0	0	80.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**42.250.001.046**	**0**	**0**	**0**	**0**	**42.250.001.046**
407	01	00	00	Transferencias y donaciones corrientes internas	42.250.001.046	0	0	0	0	42.250.001.046
407	01	01	00	Transferencias corrientes internas al sector privado	5.046.707.046	0	0	0	0	5.046.707.046
407	01	01	01	Pensiones del personal empleado, obrero y militar	445.932.014	0	0	0	0	445.932.014
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	4.020.771.874	0	0	0	0	4.020.771.874
407	01	01	04	Becas universitarias en el país	19.238.400	0	0	0	0	19.238.400
407	01	01	05	Becas de perfeccionamiento profesional en el país	71.343.780	0	0	0	0	71.343.780
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	100	0	0	0	0	100
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	11.517.953	0	0	0	0	11.517.953
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	102.357.481	0	0	0	0	102.357.481
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	100	0	0	0	0	100
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	164.349.029	0	0	0	0	164.349.029
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	192.724.037	0	0	0	0	192.724.037
407	01	01	56	Otras asignaciones	3.225.600	0	0	0	0	3.225.600
407	01	01	70	Subsidios educacionales al sector privado	200.000	0	0	0	0	200.000
407	01	01	73	Subsidios a instituciones benéficas privadas	14.826.678	0	0	0	0	14.826.678
407	01	01	75	Subsidios a organismos laborales y gremiales	20.000	0	0	0	0	20.000
407	01	01	78	Subsidios científicos al sector privado	200.000	0	0	0	0	200.000
407	01	02	00	Donaciones corrientes internas al sector privado	14.125.686	0	0	0	0	14.125.686
407	01	02	01	Donaciones corrientes a personas	14.125.686	0	0	0	0	14.125.686
407	01	03	00	Transferencias corrientes internas al sector público	37.189.168.314	0	0	0	0	37.189.168.314
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	17.494.082.815	0	0	0	0	17.494.082.815
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	785.384.063	0	0	0	0	785.384.063
407	01	03	10	Transferencias corrientes al Poder Estadal	18.898.707.334	0	0	0	0	18.898.707.334
407	01	03	11	Transferencias corrientes al Poder Municipal	10.994.102	0	0	0	0	10.994.102
411	**00**	**00**	**00**	**Disminución de pasivos**	**728.963.084**	**0**	**0**	**0**	**0**	**728.963.084**
411	11	00	00	Obligaciones de ejercicios anteriores	728.963.084	0	0	0	0	728.963.084
411	11	04	00	Compromisos pendientes de ejercicios anteriores	353.278.925	0	0	0	0	353.278.925
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	375.684.159	0	0	0	0	375.684.159
				Totales	**86.710.422.996**	**0**	**0**	**0**	**0**	**86.710.422.996**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 122897 540195000 FORTALECIMIENTO DE LA SEGURIDAD RADIOLÓGICA EN SALUD.

OBJETIVO DEL PROYECTO: FORTALECER EL SERVICIO DE DOSIMETRÍA PERSONAL Y CLÍNICA EN PRÁCTICAS DE TOMOGRAFÍA, MAMOGRAFÍA, INTERVENCIONISMO, RADIOTERAPIA Y MEDICINA NUCLEAR EN LOS CENTROS DE SALUD PÚBLICOS DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS) EN LOS 24 ESTADOS DEL PAÍS.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**819.159**	**0**	**0**	**0**	**0**	**819.159**
401	01	00	00	Sueldos, salarios y otras retribuciones	505.554	0	0	0	0	505.554
401	01	18	00	Remuneraciones al personal contratado	505.554	0	0	0	0	505.554
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	505.554	0	0	0	0	505.554
401	03	00	00	Primas	20.400	0	0	0	0	20.400
401	03	96	00	Otras primas al personal contratado	20.400	0	0	0	0	20.400
401	04	00	00	Complementos de sueldos y salarios	29.532	0	0	0	0	29.532
401	04	25	00	Complemento al personal contratado por gastos de alimentación	29.532	0	0	0	0	29.532
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	159.670	0	0	0	0	159.670
401	05	07	00	Aguinaldos al personal contratado	122.877	0	0	0	0	122.877
401	05	08	00	Bono vacacional al personal contratado	36.793	0	0	0	0	36.793
401	06	00	00	Aportes patronales y legales	71.668	0	0	0	0	71.668
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	27.528	0	0	0	0	27.528
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	38.924	0	0	0	0	38.924
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	5.216	0	0	0	0	5.216
401	08	00	00	Prestaciones sociales e indemnizaciones	32.335	0	0	0	0	32.335
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	32.335	0	0	0	0	32.335
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**813.733**	**0**	**0**	**0**	**0**	**813.733**
402	01	00	00	Productos alimenticios y agropecuarios	139.840	0	0	0	0	139.840
402	01	01	00	Alimentos y bebidas para personas	139.840	0	0	0	0	139.840
402	05	00	00	Productos de papel, cartón e impresos	80.979	0	0	0	0	80.979
402	05	03	00	Productos de papel y cartón para oficina	57.979	0	0	0	0	57.979
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	23.000	0	0	0	0	23.000
402	06	00	00	Productos químicos y derivados	83.012	0	0	0	0	83.012
402	06	04	00	Productos farmacéuticos y medicamentos	1.350	0	0	0	0	1.350
402	06	06	00	Combustibles y lubricantes	51.000	0	0	0	0	51.000
402	06	08	00	Productos plásticos	21.102	0	0	0	0	21.102
402	06	99	00	Otros productos de la industria química y conexos	9.560	0	0	0	0	9.560
402	08	00	00	Productos metálicos	12.656	0	0	0	0	12.656

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 122897 540195000 FORTALECIMIENTO DE LA SEGURIDAD RADIOLÓGICA EN SALUD.

OBJETIVO DEL PROYECTO: FORTALECER EL SERVICIO DE DOSIMETRÍA PERSONAL Y CLÍNICA EN PRÁCTICAS DE TOMOGRAFÍA, MAMOGRAFÍA, INTERVENCIONISMO, RADIOTERAPIA Y MEDICINA NUCLEAR EN LOS CENTROS DE SALUD PÚBLICOS DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS) EN LOS 24 ESTADOS DEL PAÍS.

UNIDAD DE MEDIDA: SERVICIO

META: 2.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	12.656	0	0	0	0	12.656
402	10	00	00	Productos varios y útiles diversos	497.246	0	0	0	0	497.246
402	10	02	00	Materiales y útiles de limpieza y aseo	39.073	0	0	0	0	39.073
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	12.078	0	0	0	0	12.078
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	31.850	0	0	0	0	31.850
402	10	07	00	Productos de seguridad en el trabajo	197.551	0	0	0	0	197.551
402	10	08	00	Materiales para equipos de computación	187.794	0	0	0	0	187.794
402	10	11	00	Materiales eléctricos	4.000	0	0	0	0	4.000
402	10	99	00	Otros productos y útiles diversos	24.900	0	0	0	0	24.900
403	**00**	**00**	**00**	**Servicios no personales**	**1.516.978**	**0**	**0**	**0**	**0**	**1.516.978**
403	06	00	00	Servicios de transporte y almacenaje	200.000	0	0	0	0	200.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	200.000	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	956.284	0	0	0	0	956.284
403	09	01	00	Viáticos y pasajes dentro del país	956.284	0	0	0	0	956.284
403	18	00	00	Impuestos indirectos	360.694	0	0	0	0	360.694
403	18	01	00	Impuesto al valor agregado	360.694	0	0	0	0	360.694
404	**00**	**00**	**00**	**Activos reales**	**2.137.746**	**0**	**0**	**0**	**0**	**2.137.746**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	145.700	0	0	0	0	145.700
404	01	01	00	Repuestos mayores	145.700	0	0	0	0	145.700
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	145.700	0	0	0	0	145.700
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	160.000	0	0	0	0	160.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	160.000	0	0	0	0	160.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.416.212	0	0	0	0	1.416.212
404	07	01	00	Equipos científicos y de laboratorio	1.405.542	0	0	0	0	1.405.542
404	07	02	00	Equipos de enseñanza, deporte y recreación	10.670	0	0	0	0	10.670
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	415.834	0	0	0	0	415.834
404	09	01	00	Mobiliario y equipos de oficina	174.594	0	0	0	0	174.594
404	09	02	00	Equipos de computación	241.240	0	0	0	0	241.240
				Totales	**5.287.616**	**0**	**0**	**0**	**0**	**5.287.616**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 122897 540195000 FORTALECIMIENTO DE LA SEGURIDAD RADIOLÓGICA EN SALUD.

OBJETIVO DEL PROYECTO: FORTALECER EL SERVICIO DE DOSIMETRÍA PERSONAL Y CLÍNICA EN PRÁCTICAS DE TOMOGRAFÍA, MAMOGRAFÍA, INTERVENCIONISMO, RADIOTERAPIA Y MEDICINA NUCLEAR EN LOS CENTROS DE SALUD PÚBLICOS DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS) EN LOS 24 ESTADOS DEL PAÍS.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 122897 540195000 FORTALECIMIENTO DE LA SEGURIDAD RADIOLÓGICA EN SALUD.

OBJETIVO DEL PROYECTO: FORTALECER EL SERVICIO DE DOSIMETRÍA PERSONAL Y CLÍNICA EN PRÁCTICAS DE TOMOGRAFÍA, MAMOGRAFÍA, INTERVENCIONISMO, RADIOTERAPIA Y MEDICINA NUCLEAR EN LOS CENTROS DE SALUD PÚBLICOS DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS) EN LOS 24 ESTADOS DEL PAÍS.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 540195001 AUMENTO DEL SERVICIO DE DOSIMETRÍA PERSONAL EN PRÁCTICAS DE CATEGORÍA I Y II DE CENTROS DE SALUD PÚBLICOS.

UNIDAD DE MEDIDA: SERVICIO **META:** 500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**136.929**	**0**	**0**	**0**	**0**	**136.929**
401	01	00	00	Sueldos, salarios y otras retribuciones	67.848	0	0	0	0	67.848
401	01	18	00	Remuneraciones al personal contratado	67.848	0	0	0	0	67.848
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	67.848	0	0	0	0	67.848
401	03	00	00	Primas	10.200	0	0	0	0	10.200
401	03	96	00	Otras primas al personal contratado	10.200	0	0	0	0	10.200
401	04	00	00	Complementos de sueldos y salarios	14.766	0	0	0	0	14.766
401	04	25	00	Complemento al personal contratado por gastos de alimentación	14.766	0	0	0	0	14.766
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	21.050	0	0	0	0	21.050
401	05	07	00	Aguinaldos al personal contratado	19.542	0	0	0	0	19.542
401	05	08	00	Bono vacacional al personal contratado	1.508	0	0	0	0	1.508
401	06	00	00	Aportes patronales y legales	8.615	0	0	0	0	8.615
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	6.106	0	0	0	0	6.106
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.356	0	0	0	0	1.356
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.153	0	0	0	0	1.153
401	08	00	00	Prestaciones sociales e indemnizaciones	14.450	0	0	0	0	14.450
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	14.450	0	0	0	0	14.450
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**262.841**	**0**	**0**	**0**	**0**	**262.841**
402	01	00	00	Productos alimenticios y agropecuarios	34.920	0	0	0	0	34.920
402	01	01	00	Alimentos y bebidas para personas	34.920	0	0	0	0	34.920
402	05	00	00	Productos de papel, cartón e impresos	33.744	0	0	0	0	33.744
402	05	03	00	Productos de papel y cartón para oficina	23.744	0	0	0	0	23.744
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.000	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	36.758	0	0	0	0	36.758
402	06	04	00	Productos farmacéuticos y medicamentos	660	0	0	0	0	660

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 122897 540195000 FORTALECIMIENTO DE LA SEGURIDAD RADIOLÓGICA EN SALUD.

OBJETIVO DEL PROYECTO: FORTALECER EL SERVICIO DE DOSIMETRÍA PERSONAL Y CLÍNICA EN PRÁCTICAS DE TOMOGRAFÍA, MAMOGRAFÍA, INTERVENCIONISMO, RADIOTERAPIA Y MEDICINA NUCLEAR EN LOS CENTROS DE SALUD PÚBLICOS DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS) EN LOS 24 ESTADOS DEL PAÍS.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540195001 AUMENTO DEL SERVICIO DE DOSIMETRÍA PERSONAL EN PRÁCTICAS DE CATEGORÍA I Y II DE CENTROS DE SALUD PÚBLICOS.

UNIDAD DE MEDIDA: SERVICIO **META:** 500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	06	00	Combustibles y lubricantes	25.500	0	0	0	0	25.500
402	06	08	00	Productos plásticos	8.990	0	0	0	0	8.990
402	06	99	00	Otros productos de la industria química y conexos	1.608	0	0	0	0	1.608
402	08	00	00	Productos metálicos	2.548	0	0	0	0	2.548
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.548	0	0	0	0	2.548
402	10	00	00	Productos varios y útiles diversos	154.871	0	0	0	0	154.871
402	10	02	00	Materiales y útiles de limpieza y aseo	9.108	0	0	0	0	9.108
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	5.358	0	0	0	0	5.358
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.945	0	0	0	0	7.945
402	10	07	00	Productos de seguridad en el trabajo	55.695	0	0	0	0	55.695
402	10	08	00	Materiales para equipos de computación	72.765	0	0	0	0	72.765
402	10	11	00	Materiales eléctricos	1.000	0	0	0	0	1.000
402	10	99	00	Otros productos y útiles diversos	3.000	0	0	0	0	3.000
403	**00**	**00**	**00**	**Servicios no personales**	**736.386**	**0**	**0**	**0**	**0**	**736.386**
403	06	00	00	Servicios de transporte y almacenaje	50.000	0	0	0	0	50.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	50.000	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	464.136	0	0	0	0	464.136
403	09	01	00	Viáticos y pasajes dentro del país	464.136	0	0	0	0	464.136
403	18	00	00	Impuestos indirectos	222.250	0	0	0	0	222.250
403	18	01	00	Impuesto al valor agregado	222.250	0	0	0	0	222.250
404	**00**	**00**	**00**	**Activos reales**	**1.684.939**	**0**	**0**	**0**	**0**	**1.684.939**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	145.700	0	0	0	0	145.700
404	01	01	00	Repuestos mayores	145.700	0	0	0	0	145.700
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	145.700	0	0	0	0	145.700
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.405.542	0	0	0	0	1.405.542

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 122897 540195000 FORTALECIMIENTO DE LA SEGURIDAD RADIOLÓGICA EN SALUD.

OBJETIVO DEL PROYECTO: FORTALECER EL SERVICIO DE DOSIMETRÍA PERSONAL Y CLÍNICA EN PRÁCTICAS DE TOMOGRAFÍA, MAMOGRAFÍA, INTERVENCIONISMO, RADIOTERAPIA Y MEDICINA NUCLEAR EN LOS CENTROS DE SALUD PÚBLICOS DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS) EN LOS 24 ESTADOS DEL PAÍS.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540195001 AUMENTO DEL SERVICIO DE DOSIMETRÍA PERSONAL EN PRÁCTICAS DE CATEGORÍA I Y II DE CENTROS DE SALUD PÚBLICOS.

UNIDAD DE MEDIDA: SERVICIO **META:** 500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	01	00	Equipos científicos y de laboratorio	1.405.542	0	0	0	0	1.405.542
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	133.697	0	0	0	0	133.697
404	09	01	00	Mobiliario y equipos de oficina	53.697	0	0	0	0	53.697
404	09	02	00	Equipos de computación	80.000	0	0	0	0	80.000
				Totales	**2.821.095**	**0**	**0**	**0**	**0**	**2.821.095**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 122897 540195000 FORTALECIMIENTO DE LA SEGURIDAD RADIOLÓGICA EN SALUD.

OBJETIVO DEL PROYECTO: FORTALECER EL SERVICIO DE DOSIMETRÍA PERSONAL Y CLÍNICA EN PRÁCTICAS DE TOMOGRAFÍA, MAMOGRAFÍA, INTERVENCIONISMO, RADIOTERAPIA Y MEDICINA NUCLEAR EN LOS CENTROS DE SALUD PÚBLICOS DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS) EN LOS 24 ESTADOS DEL PAÍS.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540195002 ESTABLECIMIENTO DE LAS NORMAS DE SEGURIDAD RADIOLÓGICA PARA PACIENTES EN LOS SERVICIOS DE SALUD

UNIDAD DE MEDIDA: CENTRO DE SALUD **META:** 25

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**135.670**	**0**	**0**	**0**	**0**	**135.670**
401	01	00	00	Sueldos, salarios y otras retribuciones	67.848	0	0	0	0	67.848
401	01	18	00	Remuneraciones al personal contratado	67.848	0	0	0	0	67.848
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	67.848	0	0	0	0	67.848
401	03	00	00	Primas	10.200	0	0	0	0	10.200
401	03	96	00	Otras primas al personal contratado	10.200	0	0	0	0	10.200
401	04	00	00	Complementos de sueldos y salarios	14.766	0	0	0	0	14.766
401	04	25	00	Complemento al personal contratado por gastos de alimentación	14.766	0	0	0	0	14.766
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	19.791	0	0	0	0	19.791
401	05	07	00	Aguinaldos al personal contratado	18.283	0	0	0	0	18.283
401	05	08	00	Bono vacacional al personal contratado	1.508	0	0	0	0	1.508
401	06	00	00	Aportes patronales y legales	8.615	0	0	0	0	8.615
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	6.106	0	0	0	0	6.106
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.356	0	0	0	0	1.356
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.153	0	0	0	0	1.153
401	08	00	00	Prestaciones sociales e indemnizaciones	14.450	0	0	0	0	14.450
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	14.450	0	0	0	0	14.450
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**263.231**	**0**	**0**	**0**	**0**	**263.231**
402	01	00	00	Productos alimenticios y agropecuarios	34.920	0	0	0	0	34.920
402	01	01	00	Alimentos y bebidas para personas	34.920	0	0	0	0	34.920
402	05	00	00	Productos de papel, cartón e impresos	32.878	0	0	0	0	32.878
402	05	03	00	Productos de papel y cartón para oficina	22.878	0	0	0	0	22.878
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.000	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	36.530	0	0	0	0	36.530
402	06	04	00	Productos farmacéuticos y medicamentos	690	0	0	0	0	690

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 122897 540195000 FORTALECIMIENTO DE LA SEGURIDAD RADIOLÓGICA EN SALUD.

OBJETIVO DEL PROYECTO: FORTALECER EL SERVICIO DE DOSIMETRÍA PERSONAL Y CLÍNICA EN PRÁCTICAS DE TOMOGRAFÍA, MAMOGRAFÍA, INTERVENCIONISMO, RADIOTERAPIA Y MEDICINA NUCLEAR EN LOS CENTROS DE SALUD PÚBLICOS DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS) EN LOS 24 ESTADOS DEL PAÍS.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540195002 ESTABLECIMIENTO DE LAS NORMAS DE SEGURIDAD RADIOLÓGICA PARA PACIENTES EN LOS SERVICIOS DE SALUD

UNIDAD DE MEDIDA: CENTRO DE SALUD **META:** 25

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	06	00	Combustibles y lubricantes	25.500	0	0	0	0	25.500
402	06	08	00	Productos plásticos	8.732	0	0	0	0	8.732
402	06	99	00	Otros productos de la industria química y conexos	1.608	0	0	0	0	1.608
402	08	00	00	Productos metálicos	2.848	0	0	0	0	2.848
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.848	0	0	0	0	2.848
402	10	00	00	Productos varios y útiles diversos	156.055	0	0	0	0	156.055
402	10	02	00	Materiales y útiles de limpieza y aseo	9.259	0	0	0	0	9.259
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.680	0	0	0	0	4.680
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.980	0	0	0	0	7.980
402	10	07	00	Productos de seguridad en el trabajo	55.616	0	0	0	0	55.616
402	10	08	00	Materiales para equipos de computación	74.520	0	0	0	0	74.520
402	10	11	00	Materiales eléctricos	1.000	0	0	0	0	1.000
402	10	99	00	Otros productos y útiles diversos	3.000	0	0	0	0	3.000
403	**00**	**00**	**00**	**Servicios no personales**	**296.497**	**0**	**0**	**0**	**0**	**296.497**
403	06	00	00	Servicios de transporte y almacenaje	50.000	0	0	0	0	50.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	50.000	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	192.225	0	0	0	0	192.225
403	09	01	00	Viáticos y pasajes dentro del país	192.225	0	0	0	0	192.225
403	18	00	00	Impuestos indirectos	54.272	0	0	0	0	54.272
403	18	01	00	Impuesto al valor agregado	54.272	0	0	0	0	54.272
404	**00**	**00**	**00**	**Activos reales**	**139.032**	**0**	**0**	**0**	**0**	**139.032**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	5.335	0	0	0	0	5.335
404	07	02	00	Equipos de enseñanza, deporte y recreación	5.335	0	0	0	0	5.335
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	133.697	0	0	0	0	133.697
404	09	01	00	Mobiliario y equipos de oficina	53.697	0	0	0	0	53.697

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 122897 540195000 FORTALECIMIENTO DE LA SEGURIDAD RADIOLÓGICA EN SALUD.

OBJETIVO DEL PROYECTO: FORTALECER EL SERVICIO DE DOSIMETRÍA PERSONAL Y CLÍNICA EN PRÁCTICAS DE TOMOGRAFÍA, MAMOGRAFÍA, INTERVENCIONISMO, RADIOTERAPIA Y MEDICINA NUCLEAR EN LOS CENTROS DE SALUD PÚBLICOS DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS) EN LOS 24 ESTADOS DEL PAÍS.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540195002 ESTABLECIMIENTO DE LAS NORMAS DE SEGURIDAD RADIOLÓGICA PARA PACIENTES EN LOS SERVICIOS DE SALUD

UNIDAD DE MEDIDA: CENTRO DE SALUD **META:** 25

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	02	00	Equipos de computación	80.000	0	0	0	0	80.000
				Totales	**834.430**	**0**	**0**	**0**	**0**	**834.430**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 122897 540195000 FORTALECIMIENTO DE LA SEGURIDAD RADIOLÓGICA EN SALUD.

OBJETIVO DEL PROYECTO: FORTALECER EL SERVICIO DE DOSIMETRÍA PERSONAL Y CLÍNICA EN PRÁCTICAS DE TOMOGRAFÍA, MAMOGRAFÍA, INTERVENCIONISMO, RADIOTERAPIA Y MEDICINA NUCLEAR EN LOS CENTROS DE SALUD PÚBLICOS DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS) EN LOS 24 ESTADOS DEL PAÍS.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540195003 ESTABLECIMIENTO DE MECANISMOS PARA EL DIAGNÓSTICO Y EVALUACIÓN EN MATERIA DE PROTECCIÓN RADIOLÓGICA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 24.197

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**546.560**	**0**	**0**	**0**	**0**	**546.560**
401	01	00	00	Sueldos, salarios y otras retribuciones	369.858	0	0	0	0	369.858
401	01	18	00	Remuneraciones al personal contratado	369.858	0	0	0	0	369.858
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	369.858	0	0	0	0	369.858
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	118.829	0	0	0	0	118.829
401	05	07	00	Aguinaldos al personal contratado	85.052	0	0	0	0	85.052
401	05	08	00	Bono vacacional al personal contratado	33.777	0	0	0	0	33.777
401	06	00	00	Aportes patronales y legales	54.438	0	0	0	0	54.438
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	15.316	0	0	0	0	15.316
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	36.212	0	0	0	0	36.212
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	2.910	0	0	0	0	2.910
401	08	00	00	Prestaciones sociales e indemnizaciones	3.435	0	0	0	0	3.435
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.435	0	0	0	0	3.435
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**287.661**	**0**	**0**	**0**	**0**	**287.661**
402	01	00	00	Productos alimenticios y agropecuarios	70.000	0	0	0	0	70.000
402	01	01	00	Alimentos y bebidas para personas	70.000	0	0	0	0	70.000
402	05	00	00	Productos de papel, cartón e impresos	14.357	0	0	0	0	14.357
402	05	03	00	Productos de papel y cartón para oficina	11.357	0	0	0	0	11.357
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.000	0	0	0	0	3.000
402	06	00	00	Productos químicos y derivados	9.724	0	0	0	0	9.724
402	06	08	00	Productos plásticos	3.380	0	0	0	0	3.380
402	06	99	00	Otros productos de la industria química y conexos	6.344	0	0	0	0	6.344
402	08	00	00	Productos metálicos	7.260	0	0	0	0	7.260
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	7.260	0	0	0	0	7.260
402	10	00	00	Productos varios y útiles diversos	186.320	0	0	0	0	186.320

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 122897 540195000 FORTALECIMIENTO DE LA SEGURIDAD RADIOLÓGICA EN SALUD.

OBJETIVO DEL PROYECTO: FORTALECER EL SERVICIO DE DOSIMETRÍA PERSONAL Y CLÍNICA EN PRÁCTICAS DE TOMOGRAFÍA, MAMOGRAFÍA, INTERVENCIONISMO, RADIOTERAPIA Y MEDICINA NUCLEAR EN LOS CENTROS DE SALUD PÚBLICOS DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS) EN LOS 24 ESTADOS DEL PAÍS.

UNIDAD DE MEDIDA: SERVICIO **META:** 2.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540195003 ESTABLECIMIENTO DE MECANISMOS PARA EL DIAGNÓSTICO Y EVALUACIÓN EN MATERIA DE PROTECCIÓN RADIOLÓGICA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 24.197

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	20.706	0	0	0	0	20.706
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.040	0	0	0	0	2.040
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.925	0	0	0	0	15.925
402	10	07	00	Productos de seguridad en el trabajo	86.240	0	0	0	0	86.240
402	10	08	00	Materiales para equipos de computación	40.509	0	0	0	0	40.509
402	10	11	00	Materiales eléctricos	2.000	0	0	0	0	2.000
402	10	99	00	Otros productos y útiles diversos	18.900	0	0	0	0	18.900
403	**00**	**00**	**00**	**Servicios no personales**	**484.095**	**0**	**0**	**0**	**0**	**484.095**
403	06	00	00	Servicios de transporte y almacenaje	100.000	0	0	0	0	100.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	100.000	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	299.923	0	0	0	0	299.923
403	09	01	00	Viáticos y pasajes dentro del país	299.923	0	0	0	0	299.923
403	18	00	00	Impuestos indirectos	84.172	0	0	0	0	84.172
403	18	01	00	Impuesto al valor agregado	84.172	0	0	0	0	84.172
404	**00**	**00**	**00**	**Activos reales**	**313.775**	**0**	**0**	**0**	**0**	**313.775**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	160.000	0	0	0	0	160.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	160.000	0	0	0	0	160.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	5.335	0	0	0	0	5.335
404	07	02	00	Equipos de enseñanza, deporte y recreación	5.335	0	0	0	0	5.335
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	148.440	0	0	0	0	148.440
404	09	01	00	Mobiliario y equipos de oficina	67.200	0	0	0	0	67.200
404	09	02	00	Equipos de computación	81.240	0	0	0	0	81.240
				Totales	**1.632.091**	**0**	**0**	**0**	**0**	**1.632.091**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127940 540230000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA INTEGRAL EN LOS ESTABLECIMIENTOS DE SALUD QUE COMPONEN LA RED ASISTENCIAL DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.110.174

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.299.232.313**	**0**	**0**	**0**	**0**	**3.299.232.313**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.127.907.689	0	0	0	0	1.127.907.689
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	603.285.714	0	0	0	0	603.285.714
401	01	03	00	Suplencias a empleados	3.208.856	0	0	0	0	3.208.856
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	317.952.871	0	0	0	0	317.952.871
401	01	12	00	Salarios a obreros en puestos no permanentes	52.022.129	0	0	0	0	52.022.129
401	01	13	00	Suplencias a obreros	1.634.412	0	0	0	0	1.634.412
401	01	18	00	Remuneraciones al personal contratado	149.803.707	0	0	0	0	149.803.707
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	149.803.707	0	0	0	0	149.803.707
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	84.578.703	0	0	0	0	84.578.703
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	52.783.416	0	0	0	0	52.783.416
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	31.795.287	0	0	0	0	31.795.287
401	03	00	00	Primas	799.011.165	0	0	0	0	799.011.165
401	03	01	00	Primas por mérito a empleados	678.500	0	0	0	0	678.500
401	03	02	00	Primas de transporte a empleados	17.518.500	0	0	0	0	17.518.500
401	03	04	00	Primas por hijos a empleados	900.000	0	0	0	0	900.000
401	03	08	00	Primas de profesionalización a empleados	214.859.163	0	0	0	0	214.859.163
401	03	09	00	Primas por antigüedad a empleados	71.283.710	0	0	0	0	71.283.710
401	03	16	00	Primas por mérito a obreros	305.400	0	0	0	0	305.400
401	03	17	00	Primas de transporte a obreros	11.964.000	0	0	0	0	11.964.000
401	03	19	00	Primas por hijos de obreros	5.982.000	0	0	0	0	5.982.000
401	03	21	00	Primas por antigüedad a obreros	36.712.623	0	0	0	0	36.712.623
401	03	22	00	Primas de profesionalización a obreros	1.984.003	0	0	0	0	1.984.003
401	03	37	00	Primas de transporte al personal contratado	4.813.500	0	0	0	0	4.813.500
401	03	39	00	Primas por hijos al personal contratado	348.750	0	0	0	0	348.750
401	03	40	00	Primas de profesionalización al personal contratado	155.934.358	0	0	0	0	155.934.358
401	03	41	00	Primas por antigüedad al personal contratado	19.284.638	0	0	0	0	19.284.638
401	03	96	00	Otras primas al personal contratado	28.036.500	0	0	0	0	28.036.500
401	03	97	00	Otras primas a empleados	194.507.520	0	0	0	0	194.507.520

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127940 540230000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA INTEGRAL EN LOS ESTABLECIMIENTOS DE SALUD QUE COMPONEN LA RED ASISTENCIAL DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.110.174

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	98	00	Otras primas a obreros	33.898.000	0	0	0	0	33.898.000
401	04	00	00	Complementos de sueldos y salarios	687.750.400	0	0	0	0	687.750.400
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	2.603	0	0	0	0	2.603
401	04	02	00	Complemento a empleados por trabajo nocturno	301.329.080	0	0	0	0	301.329.080
401	04	03	00	Complemento a empleados por gastos de alimentación	21.113.366	0	0	0	0	21.113.366
401	04	10	00	Complemento a empleados por días feriados	34.861.971	0	0	0	0	34.861.971
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	59.796	0	0	0	0	59.796
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	68.836.168	0	0	0	0	68.836.168
401	04	16	00	Complemento a obreros por gastos de alimentación	71.784	0	0	0	0	71.784
401	04	20	00	Complemento a obreros por días feriados	39.163.660	0	0	0	0	39.163.660
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	197.286	0	0	0	0	197.286
401	04	25	00	Complemento al personal contratado por gastos de alimentación	8.285.991	0	0	0	0	8.285.991
401	04	28	00	Complemento al personal contratado por días feriados	28.763.422	0	0	0	0	28.763.422
401	04	97	00	Otros complementos a obreros	30.000	0	0	0	0	30.000
401	04	98	00	Otros complementos al personal contratado	185.035.273	0	0	0	0	185.035.273
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	355.036.610	0	0	0	0	355.036.610
401	05	03	00	Bono vacacional a empleados	177.220.927	0	0	0	0	177.220.927
401	05	06	00	Bono vacacional a obreros	116.392.347	0	0	0	0	116.392.347
401	05	08	00	Bono vacacional al personal contratado	61.423.336	0	0	0	0	61.423.336
401	06	00	00	Aportes patronales y legales	146.334.169	0	0	0	0	146.334.169
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	48.116.504	0	0	0	0	48.116.504
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	16.038.835	0	0	0	0	16.038.835
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	10.692.556	0	0	0	0	10.692.556
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	10.692.556	0	0	0	0	10.692.556
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	27.534.467	0	0	0	0	27.534.467
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	8.260.340	0	0	0	0	8.260.340
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	5.506.893	0	0	0	0	5.506.893
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	5.506.893	0	0	0	0	5.506.893
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	9.682.009	0	0	0	0	9.682.009

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127940 540230000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA INTEGRAL EN LOS ESTABLECIMIENTOS DE SALUD QUE COMPONEN LA RED ASISTENCIAL DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.110.174

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.151.558	0	0	0	0	2.151.558
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	2.151.558	0	0	0	0	2.151.558
401	07	00	00	Asistencia socio-económica	98.613.577	0	0	0	0	98.613.577
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.327.693	0	0	0	0	4.327.693
401	07	10	00	Dotación de uniformes a empleados	25.284.000	0	0	0	0	25.284.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	10.686.917	0	0	0	0	10.686.917
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	5.868.680	0	0	0	0	5.868.680
401	07	26	00	Dotación de uniformes a obreros	23.928.000	0	0	0	0	23.928.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	17.811.528	0	0	0	0	17.811.528
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	1.325.759	0	0	0	0	1.325.759
401	07	83	00	Dotación de uniformes al personal contratado	9.381.000	0	0	0	0	9.381.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**300.571.094**	**0**	**0**	**0**	**0**	**300.571.094**
402	01	00	00	Productos alimenticios y agropecuarios	4.566.094	0	0	0	0	4.566.094
402	01	01	00	Alimentos y bebidas para personas	4.566.094	0	0	0	0	4.566.094
402	03	00	00	Textiles y vestuarios	1.500.000	0	0	0	0	1.500.000
402	03	01	00	Textiles	1.000.000	0	0	0	0	1.000.000
402	03	02	00	Prendas de vestir	350.000	0	0	0	0	350.000
402	03	03	00	Calzados	150.000	0	0	0	0	150.000
402	04	00	00	Productos de cuero y caucho	1.520.000	0	0	0	0	1.520.000
402	04	03	00	Cauchos y tripas para vehículos	1.520.000	0	0	0	0	1.520.000
402	05	00	00	Productos de papel, cartón e impresos	9.597.000	0	0	0	0	9.597.000
402	05	01	00	Pulpa de madera, papel y cartón	1.392.000	0	0	0	0	1.392.000
402	05	03	00	Productos de papel y cartón para oficina	5.000.000	0	0	0	0	5.000.000
402	05	06	00	Productos de papel y cartón para computación	2.860.000	0	0	0	0	2.860.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	345.000	0	0	0	0	345.000
402	06	00	00	Productos químicos y derivados	112.525.774	0	0	0	0	112.525.774
402	06	02	00	Abonos, plaguicidas y otros	55.000	0	0	0	0	55.000
402	06	03	00	Tintas, pinturas y colorantes	1.932.000	0	0	0	0	1.932.000
402	06	04	00	Productos farmacéuticos y medicamentos	97.423.654	0	0	0	0	97.423.654

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127940 540230000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA INTEGRAL EN LOS ESTABLECIMIENTOS DE SALUD QUE COMPONEN LA RED ASISTENCIAL DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.110.174

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	05	00	Productos de tocador	150.000	0	0	0	0	150.000
402	06	06	00	Combustibles y lubricantes	650.000	0	0	0	0	650.000
402	06	08	00	Productos plásticos	2.315.120	0	0	0	0	2.315.120
402	06	99	00	Otros productos de la industria química y conexos	10.000.000	0	0	0	0	10.000.000
402	07	00	00	Productos minerales no metálicos	164.000	0	0	0	0	164.000
402	07	01	00	Productos de barro, loza y porcelana	10.000	0	0	0	0	10.000
402	07	02	00	Vidrios y productos de vidrio	154.000	0	0	0	0	154.000
402	08	00	00	Productos metálicos	2.803.000	0	0	0	0	2.803.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.488.000	0	0	0	0	1.488.000
402	08	08	00	Material de educación	10.000	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.305.000	0	0	0	0	1.305.000
402	10	00	00	Productos varios y útiles diversos	165.095.226	0	0	0	0	165.095.226
402	10	02	00	Materiales y útiles de limpieza y aseo	4.500.000	0	0	0	0	4.500.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	146.490.226	0	0	0	0	146.490.226
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.105.000	0	0	0	0	2.105.000
402	10	07	00	Productos de seguridad en el trabajo	1.500.000	0	0	0	0	1.500.000
402	10	08	00	Materiales para equipos de computación	8.000.000	0	0	0	0	8.000.000
402	10	11	00	Materiales eléctricos	800.000	0	0	0	0	800.000
402	10	12	00	Materiales para instalaciones sanitarias	200.000	0	0	0	0	200.000
402	10	13	00	Materiales fotográficos	1.000.000	0	0	0	0	1.000.000
402	10	99	00	Otros productos y útiles diversos	500.000	0	0	0	0	500.000
402	99	00	00	Otros materiales y suministros	2.800.000	0	0	0	0	2.800.000
402	99	01	00	Otros materiales y suministros	2.800.000	0	0	0	0	2.800.000
403	**00**	**00**	**00**	**Servicios no personales**	**55.769.993**	**0**	**0**	**0**	**0**	**55.769.993**
403	04	00	00	Servicios básicos	23.000	0	0	0	0	23.000
403	04	01	00	Electricidad	5.000	0	0	0	0	5.000
403	04	02	00	Gas	5.000	0	0	0	0	5.000
403	04	03	00	Agua	5.000	0	0	0	0	5.000
403	04	05	00	Servicio de comunicaciones	5.000	0	0	0	0	5.000
403	04	06	00	Servicio de aseo urbano y domiciliario	3.000	0	0	0	0	3.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127940 540230000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA INTEGRAL EN LOS ESTABLECIMIENTOS DE SALUD QUE COMPONEN LA RED ASISTENCIAL DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.110.174

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	11.000	0	0	0	0	11.000
403	06	01	00	Fletes y embalajes	10.000	0	0	0	0	10.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.000	0	0	0	0	1.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.480.000	0	0	0	0	3.480.000
403	07	02	00	Imprenta y reproducción	2.600.000	0	0	0	0	2.600.000
403	07	03	00	Relaciones sociales	880.000	0	0	0	0	880.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.000	0	0	0	0	3.000
403	08	01	00	Primas y gastos de seguros	200	0	0	0	0	200
403	08	02	00	Comisiones y gastos bancarios	1.800	0	0	0	0	1.800
403	08	03	00	Comisiones y gastos de adquisición de seguros	1.000	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	411.000	0	0	0	0	411.000
403	09	01	00	Viáticos y pasajes dentro del país	411.000	0	0	0	0	411.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.486.889	0	0	0	0	3.486.889
403	10	07	00	Servicios de capacitación y adiestramiento	2.000.000	0	0	0	0	2.000.000
403	10	09	00	Servicios de lavandería y tintorería	500.000	0	0	0	0	500.000
403	10	11	00	Servicios para la elaboración y suministro de comida	986.889	0	0	0	0	986.889
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	12.250.000	0	0	0	0	12.250.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	100.000	0	0	0	0	100.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.000.000	0	0	0	0	3.000.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	50.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	5.500.000	0	0	0	0	5.500.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	50.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.350.000	0	0	0	0	3.350.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	200.000	0	0	0	0	200.000
403	12	00	00	Conservación y reparaciones menores de obras	6.000.000	0	0	0	0	6.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	6.000.000	0	0	0	0	6.000.000
403	18	00	00	Impuestos indirectos	29.105.104	0	0	0	0	29.105.104
403	18	01	00	Impuesto al valor agregado	29.105.104	0	0	0	0	29.105.104
403	99	00	00	Otros servicios no personales	1.000.000	0	0	0	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127940 540230000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA INTEGRAL EN LOS ESTABLECIMIENTOS DE SALUD QUE COMPONEN LA RED ASISTENCIAL DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.110.174

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	01	00	Otros servicios no personales	1.000.000	0	0	0	0	1.000.000
404	**00**	**00**	**00**	**Activos reales**	**12.646.856**	**0**	**0**	**0**	**0**	**12.646.856**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	400.000	0	0	0	0	400.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	400.000	0	0	0	0	400.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	900.000	0	0	0	0	900.000
404	05	01	00	Equipos de telecomunicaciones	900.000	0	0	0	0	900.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	800.000	0	0	0	0	800.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	800.000	0	0	0	0	800.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.064.000	0	0	0	0	1.064.000
404	07	01	00	Equipos científicos y de laboratorio	800.000	0	0	0	0	800.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	264.000	0	0	0	0	264.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	9.482.856	0	0	0	0	9.482.856
404	09	01	00	Mobiliario y equipos de oficina	1.800.000	0	0	0	0	1.800.000
404	09	02	00	Equipos de computación	1.082.856	0	0	0	0	1.082.856
404	09	03	00	Mobiliario y equipos de alojamiento	6.600.000	0	0	0	0	6.600.000
				Totales	**3.668.220.256**	**0**	**0**	**0**	**0**	**3.668.220.256**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 54 - 30

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127940 540230000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA INTEGRAL EN LOS ESTABLECIMIENTOS DE SALUD QUE COMPONEN LA RED ASISTENCIAL DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.110.174

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** **2016**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127940 540230000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA INTEGRAL EN LOS ESTABLECIMIENTOS DE SALUD QUE COMPONEN LA RED ASISTENCIAL DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.110.174

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540230001 ATENCIÓN INTEGRAL A LA POBLACIÓN (PRIMARIA, DIAGNÓSTICO Y TRATAMIENTO) QUE ASISTE A LA RED DE ATENCIÓN COMUNAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 486.006

RESPONSABLE/EJECUTOR: DIRECCIÓN SALUD DEL DISTRITO CAPITAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.299.232.313**	**0**	**0**	**0**	**0**	**3.299.232.313**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.127.907.689	0	0	0	0	1.127.907.689
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	603.285.714	0	0	0	0	603.285.714
401	01	03	00	Suplencias a empleados	3.208.856	0	0	0	0	3.208.856
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	317.952.871	0	0	0	0	317.952.871
401	01	12	00	Salarios a obreros en puestos no permanentes	52.022.129	0	0	0	0	52.022.129
401	01	13	00	Suplencias a obreros	1.634.412	0	0	0	0	1.634.412
401	01	18	00	Remuneraciones al personal contratado	149.803.707	0	0	0	0	149.803.707
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	149.803.707	0	0	0	0	149.803.707
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	84.578.703	0	0	0	0	84.578.703
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	52.783.416	0	0	0	0	52.783.416
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	31.795.287	0	0	0	0	31.795.287
401	03	00	00	Primas	799.011.165	0	0	0	0	799.011.165
401	03	01	00	Primas por mérito a empleados	678.500	0	0	0	0	678.500
401	03	02	00	Primas de transporte a empleados	17.518.500	0	0	0	0	17.518.500
401	03	04	00	Primas por hijos a empleados	900.000	0	0	0	0	900.000
401	03	08	00	Primas de profesionalización a empleados	214.859.163	0	0	0	0	214.859.163
401	03	09	00	Primas por antigüedad a empleados	71.283.710	0	0	0	0	71.283.710
401	03	16	00	Primas por mérito a obreros	305.400	0	0	0	0	305.400
401	03	17	00	Primas de transporte a obreros	11.964.000	0	0	0	0	11.964.000
401	03	19	00	Primas por hijos de obreros	5.982.000	0	0	0	0	5.982.000
401	03	21	00	Primas por antigüedad a obreros	36.712.623	0	0	0	0	36.712.623
401	03	22	00	Primas de profesionalización a obreros	1.984.003	0	0	0	0	1.984.003
401	03	37	00	Primas de transporte al personal contratado	4.813.500	0	0	0	0	4.813.500
401	03	39	00	Primas por hijos al personal contratado	348.750	0	0	0	0	348.750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127940 540230000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA INTEGRAL EN LOS ESTABLECIMIENTOS DE SALUD QUE COMPONEN LA RED ASISTENCIAL DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.110.174

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540230001 ATENCIÓN INTEGRAL A LA POBLACIÓN (PRIMARIA, DIAGNÓSTICO Y TRATAMIENTO) QUE ASISTE A LA RED DE ATENCIÓN COMUNAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 486.006

RESPONSABLE/EJECUTOR: DIRECCIÓN SALUD DEL DISTRITO CAPITAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	40	00	Primas de profesionalización al personal contratado	155.934.358	0	0	0	0	155.934.358
401	03	41	00	Primas por antigüedad al personal contratado	19.284.638	0	0	0	0	19.284.638
401	03	96	00	Otras primas al personal contratado	28.036.500	0	0	0	0	28.036.500
401	03	97	00	Otras primas a empleados	194.507.520	0	0	0	0	194.507.520
401	03	98	00	Otras primas a obreros	33.898.000	0	0	0	0	33.898.000
401	04	00	00	Complementos de sueldos y salarios	687.750.400	0	0	0	0	687.750.400
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	2.603	0	0	0	0	2.603
401	04	02	00	Complemento a empleados por trabajo nocturno	301.329.080	0	0	0	0	301.329.080
401	04	03	00	Complemento a empleados por gastos de alimentación	21.113.366	0	0	0	0	21.113.366
401	04	10	00	Complemento a empleados por días feriados	34.861.971	0	0	0	0	34.861.971
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	59.796	0	0	0	0	59.796
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	68.836.168	0	0	0	0	68.836.168
401	04	16	00	Complemento a obreros por gastos de alimentación	71.784	0	0	0	0	71.784
401	04	20	00	Complemento a obreros por días feriados	39.163.660	0	0	0	0	39.163.660
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	197.286	0	0	0	0	197.286
401	04	25	00	Complemento al personal contratado por gastos de alimentación	8.285.991	0	0	0	0	8.285.991
401	04	28	00	Complemento al personal contratado por días feriados	28.763.422	0	0	0	0	28.763.422
401	04	97	00	Otros complementos a obreros	30.000	0	0	0	0	30.000
401	04	98	00	Otros complementos al personal contratado	185.035.273	0	0	0	0	185.035.273
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	355.036.610	0	0	0	0	355.036.610
401	05	03	00	Bono vacacional a empleados	177.220.927	0	0	0	0	177.220.927
401	05	06	00	Bono vacacional a obreros	116.392.347	0	0	0	0	116.392.347
401	05	08	00	Bono vacacional al personal contratado	61.423.336	0	0	0	0	61.423.336
401	06	00	00	Aportes patronales y legales	146.334.169	0	0	0	0	146.334.169
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	48.116.504	0	0	0	0	48.116.504

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127940 540230000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA INTEGRAL EN LOS ESTABLECIMIENTOS DE SALUD QUE COMPONEN LA RED ASISTENCIAL DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.110.174

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540230001 ATENCIÓN INTEGRAL A LA POBLACIÓN (PRIMARIA, DIAGNÓSTICO Y TRATAMIENTO) QUE ASISTE A LA RED DE ATENCIÓN COMUNAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 486.006

RESPONSABLE/EJECUTOR: DIRECCIÓN SALUD DEL DISTRITO CAPITAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	16.038.835	0	0	0	0	16.038.835
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	10.692.556	0	0	0	0	10.692.556
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	10.692.556	0	0	0	0	10.692.556
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	27.534.467	0	0	0	0	27.534.467
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	8.260.340	0	0	0	0	8.260.340
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	5.506.893	0	0	0	0	5.506.893
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	5.506.893	0	0	0	0	5.506.893
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	9.682.009	0	0	0	0	9.682.009
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.151.558	0	0	0	0	2.151.558
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	2.151.558	0	0	0	0	2.151.558
401	07	00	00	Asistencia socio-económica	98.613.577	0	0	0	0	98.613.577
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.327.693	0	0	0	0	4.327.693
401	07	10	00	Dotación de uniformes a empleados	25.284.000	0	0	0	0	25.284.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	10.686.917	0	0	0	0	10.686.917
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	5.868.680	0	0	0	0	5.868.680
401	07	26	00	Dotación de uniformes a obreros	23.928.000	0	0	0	0	23.928.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	17.811.528	0	0	0	0	17.811.528
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	1.325.759	0	0	0	0	1.325.759
401	07	83	00	Dotación de uniformes al personal contratado	9.381.000	0	0	0	0	9.381.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.950.000**	**0**	**0**	**0**	**0**	**3.950.000**
402	06	00	00	Productos químicos y derivados	3.950.000	0	0	0	0	3.950.000
402	06	04	00	Productos farmacéuticos y medicamentos	3.550.000	0	0	0	0	3.550.000
402	06	08	00	Productos plásticos	400.000	0	0	0	0	400.000
403	**00**	**00**	**00**	**Servicios no personales**	**58.000**	**0**	**0**	**0**	**0**	**58.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127940 540230000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA INTEGRAL EN LOS ESTABLECIMIENTOS DE SALUD QUE COMPONEN LA RED ASISTENCIAL DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.110.174

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540230001 ATENCIÓN INTEGRAL A LA POBLACIÓN (PRIMARIA, DIAGNÓSTICO Y TRATAMIENTO) QUE ASISTE A LA RED DE ATENCIÓN COMUNAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 486.006

RESPONSABLE/EJECUTOR: DIRECCIÓN SALUD DEL DISTRITO CAPITAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	58.000	0	0	0	0	58.000
403	18	01	00	Impuesto al valor agregado	58.000	0	0	0	0	58.000
				Totales	**3.303.240.313**	**0**	**0**	**0**	**0**	**3.303.240.313**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127940 540230000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA INTEGRAL EN LOS ESTABLECIMIENTOS DE SALUD QUE COMPONEN LA RED ASISTENCIAL DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.110.174

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540230002 ATENCIÓN EN SALUD INTEGRAL PARA EL DIAGNÓSTICO Y TRATAMIENTO A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA ESPECIALIZADA.

UNIDAD DE MEDIDA: CONSULTA **META:** 116.027

RESPONSABLE/EJECUTOR: DIRECCIÓN SALUD DEL DISTRITO CAPITAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.872.000**	**0**	**0**	**0**	**0**	**4.872.000**
402	03	00	00	Textiles y vestuarios	300.000	0	0	0	0	300.000
402	03	01	00	Textiles	300.000	0	0	0	0	300.000
402	05	00	00	Productos de papel, cartón e impresos	2.572.000	0	0	0	0	2.572.000
402	05	01	00	Pulpa de madera, papel y cartón	92.000	0	0	0	0	92.000
402	05	06	00	Productos de papel y cartón para computación	2.260.000	0	0	0	0	2.260.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	220.000	0	0	0	0	220.000
402	06	00	00	Productos químicos y derivados	2.000.000	0	0	0	0	2.000.000
402	06	04	00	Productos farmacéuticos y medicamentos	2.000.000	0	0	0	0	2.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**344.640**	**0**	**0**	**0**	**0**	**344.640**
403	18	00	00	Impuestos indirectos	344.640	0	0	0	0	344.640
403	18	01	00	Impuesto al valor agregado	344.640	0	0	0	0	344.640
				Totales	**5.216.640**	**0**	**0**	**0**	**0**	**5.216.640**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127940 540230000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA INTEGRAL EN LOS ESTABLECIMIENTOS DE SALUD QUE COMPONEN LA RED ASISTENCIAL DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.110.174

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540230003 ATENCIÓN EN SALUD ESPECIALIZADA PARA EL DIAGNÓSTICO, TRATAMIENTO Y REHABILITACIÓN A LA POBLACIÓN QUE ASISTE A RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 508.141

RESPONSABLE/EJECUTOR: DIRECCIÓN SALUD DEL DISTRITO CAPITAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**261.642.880**	**0**	**0**	**0**	**0**	**261.642.880**
402	01	00	00	Productos alimenticios y agropecuarios	1.400.000	0	0	0	0	1.400.000
402	01	01	00	Alimentos y bebidas para personas	1.400.000	0	0	0	0	1.400.000
402	03	00	00	Textiles y vestuarios	1.200.000	0	0	0	0	1.200.000
402	03	01	00	Textiles	700.000	0	0	0	0	700.000
402	03	02	00	Prendas de vestir	350.000	0	0	0	0	350.000
402	03	03	00	Calzados	150.000	0	0	0	0	150.000
402	05	00	00	Productos de papel, cartón e impresos	3.525.000	0	0	0	0	3.525.000
402	05	01	00	Pulpa de madera, papel y cartón	800.000	0	0	0	0	800.000
402	05	03	00	Productos de papel y cartón para oficina	2.000.000	0	0	0	0	2.000.000
402	05	06	00	Productos de papel y cartón para computación	600.000	0	0	0	0	600.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	125.000	0	0	0	0	125.000
402	06	00	00	Productos químicos y derivados	99.560.654	0	0	0	0	99.560.654
402	06	02	00	Abonos, plaguicidas y otros	55.000	0	0	0	0	55.000
402	06	03	00	Tintas, pinturas y colorantes	1.932.000	0	0	0	0	1.932.000
402	06	04	00	Productos farmacéuticos y medicamentos	87.323.654	0	0	0	0	87.323.654
402	06	05	00	Productos de tocador	150.000	0	0	0	0	150.000
402	06	08	00	Productos plásticos	100.000	0	0	0	0	100.000
402	06	99	00	Otros productos de la industria química y conexos	10.000.000	0	0	0	0	10.000.000
402	07	00	00	Productos minerales no metálicos	164.000	0	0	0	0	164.000
402	07	01	00	Productos de barro, loza y porcelana	10.000	0	0	0	0	10.000
402	07	02	00	Vidrios y productos de vidrio	154.000	0	0	0	0	154.000
402	08	00	00	Productos metálicos	498.000	0	0	0	0	498.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	488.000	0	0	0	0	488.000
402	08	08	00	Material de educación	10.000	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127940 540230000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA INTEGRAL EN LOS ESTABLECIMIENTOS DE SALUD QUE COMPONEN LA RED ASISTENCIAL DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.110.174

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540230003 ATENCIÓN EN SALUD ESPECIALIZADA PARA EL DIAGNÓSTICO, TRATAMIENTO Y REHABILITACIÓN A LA POBLACIÓN QUE ASISTE A RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 508.141

RESPONSABLE/EJECUTOR: DIRECCIÓN SALUD DEL DISTRITO CAPITAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	00	00	Productos varios y útiles diversos	154.495.226	0	0	0	0	154.495.226
402	10	02	00	Materiales y útiles de limpieza y aseo	2.500.000	0	0	0	0	2.500.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	146.490.226	0	0	0	0	146.490.226
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	505.000	0	0	0	0	505.000
402	10	07	00	Productos de seguridad en el trabajo	1.500.000	0	0	0	0	1.500.000
402	10	08	00	Materiales para equipos de computación	1.000.000	0	0	0	0	1.000.000
402	10	11	00	Materiales eléctricos	800.000	0	0	0	0	800.000
402	10	12	00	Materiales para instalaciones sanitarias	200.000	0	0	0	0	200.000
402	10	13	00	Materiales fotográficos	1.000.000	0	0	0	0	1.000.000
402	10	99	00	Otros productos y útiles diversos	500.000	0	0	0	0	500.000
402	99	00	00	Otros materiales y suministros	800.000	0	0	0	0	800.000
402	99	01	00	Otros materiales y suministros	800.000	0	0	0	0	800.000
403	**00**	**00**	**00**	**Servicios no personales**	**32.200.287**	**0**	**0**	**0**	**0**	**32.200.287**
403	04	00	00	Servicios básicos	23.000	0	0	0	0	23.000
403	04	01	00	Electricidad	5.000	0	0	0	0	5.000
403	04	02	00	Gas	5.000	0	0	0	0	5.000
403	04	03	00	Agua	5.000	0	0	0	0	5.000
403	04	05	00	Servicio de comunicaciones	5.000	0	0	0	0	5.000
403	04	06	00	Servicio de aseo urbano y domiciliario	3.000	0	0	0	0	3.000
403	06	00	00	Servicios de transporte y almacenaje	11.000	0	0	0	0	11.000
403	06	01	00	Fletes y embalajes	10.000	0	0	0	0	10.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.000	0	0	0	0	1.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.480.000	0	0	0	0	1.480.000
403	07	02	00	Imprenta y reproducción	600.000	0	0	0	0	600.000
403	07	03	00	Relaciones sociales	880.000	0	0	0	0	880.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127940 540230000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA INTEGRAL EN LOS ESTABLECIMIENTOS DE SALUD QUE COMPONEN LA RED ASISTENCIAL DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.110.174

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540230003 ATENCIÓN EN SALUD ESPECIALIZADA PARA EL DIAGNÓSTICO, TRATAMIENTO Y REHABILITACIÓN A LA POBLACIÓN QUE ASISTE A RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 508.141

RESPONSABLE/EJECUTOR: DIRECCIÓN SALUD DEL DISTRITO CAPITAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.000	0	0	0	0	3.000
403	08	01	00	Primas y gastos de seguros	200	0	0	0	0	200
403	08	02	00	Comisiones y gastos bancarios	1.800	0	0	0	0	1.800
403	08	03	00	Comisiones y gastos de adquisición de seguros	1.000	0	0	0	0	1.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.486.889	0	0	0	0	1.486.889
403	10	09	00	Servicios de lavandería y tintorería	500.000	0	0	0	0	500.000
403	10	11	00	Servicios para la elaboración y suministro de comida	986.889	0	0	0	0	986.889
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.250.000	0	0	0	0	3.250.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	100.000	0	0	0	0	100.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	50.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	1.500.000	0	0	0	0	1.500.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	50.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.350.000	0	0	0	0	1.350.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	200.000	0	0	0	0	200.000
403	12	00	00	Conservación y reparaciones menores de obras	3.000.000	0	0	0	0	3.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.000.000	0	0	0	0	3.000.000
403	18	00	00	Impuestos indirectos	22.946.398	0	0	0	0	22.946.398
403	18	01	00	Impuesto al valor agregado	22.946.398	0	0	0	0	22.946.398
404	**00**	**00**	**00**	**Activos reales**	**7.646.856**	**0**	**0**	**0**	**0**	**7.646.856**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	400.000	0	0	0	0	400.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	400.000	0	0	0	0	400.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	900.000	0	0	0	0	900.000
404	05	01	00	Equipos de telecomunicaciones	900.000	0	0	0	0	900.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	800.000	0	0	0	0	800.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127940 540230000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA INTEGRAL EN LOS ESTABLECIMIENTOS DE SALUD QUE COMPONEN LA RED ASISTENCIAL DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.110.174

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540230003 ATENCIÓN EN SALUD ESPECIALIZADA PARA EL DIAGNÓSTICO, TRATAMIENTO Y REHABILITACIÓN A LA POBLACIÓN QUE ASISTE A RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 508.141

RESPONSABLE/EJECUTOR: DIRECCIÓN SALUD DEL DISTRITO CAPITAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	800.000	0	0	0	0	800.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.064.000	0	0	0	0	1.064.000
404	07	01	00	Equipos científicos y de laboratorio	800.000	0	0	0	0	800.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	264.000	0	0	0	0	264.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.482.856	0	0	0	0	4.482.856
404	09	01	00	Mobiliario y equipos de oficina	1.800.000	0	0	0	0	1.800.000
404	09	02	00	Equipos de computación	1.082.856	0	0	0	0	1.082.856
404	09	03	00	Mobiliario y equipos de alojamiento	1.600.000	0	0	0	0	1.600.000
				Totales	**301.490.023**	**0**	**0**	**0**	**0**	**301.490.023**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127940 540230000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA INTEGRAL EN LOS ESTABLECIMIENTOS DE SALUD QUE COMPONEN LA RED ASISTENCIAL DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.110.174

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540230004 FORTALECIMIENTO DE LAS MEDIDAS DE SANEAMIENTO AMBIENTAL, PROGRAMAS DE SALUD Y VIGILANCIA EPIDEMIOLÓGICA PARA PROTEGER CONTRA ENFERMEDADES ENDÉMICAS A LA POBLACIÓN ASISTIDA POR LA RED COLECTIVA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 3.194.388

RESPONSABLE/EJECUTOR: DIRECCIÓN SALUD DEL DISTRITO CAPITAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.315.120**	**0**	**0**	**0**	**0**	**5.315.120**
402	06	00	00	Productos químicos y derivados	5.315.120	0	0	0	0	5.315.120
402	06	04	00	Productos farmacéuticos y medicamentos	4.550.000	0	0	0	0	4.550.000
402	06	08	00	Productos plásticos	765.120	0	0	0	0	765.120
403	**00**	**00**	**00**	**Servicios no personales**	**91.815**	**0**	**0**	**0**	**0**	**91.815**
403	18	00	00	Impuestos indirectos	91.815	0	0	0	0	91.815
403	18	01	00	Impuesto al valor agregado	91.815	0	0	0	0	91.815
				Totales	**5.406.935**	**0**	**0**	**0**	**0**	**5.406.935**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127940 540230000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA INTEGRAL EN LOS ESTABLECIMIENTOS DE SALUD QUE COMPONEN LA RED ASISTENCIAL DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.110.174

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540230005 CONSOLIDACIÓN DE LAS CAPACIDADES DE FUNCIONAMIENTO DEL SISTEMA INTEGRAL DE ATENCIÓN MÉDICA DE URGENCIA DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: USUARIO **META:** 10.120

RESPONSABLE/EJECUTOR: DIRECCIÓN SALUD DEL DISTRITO CAPITAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**24.791.094**	**0**	**0**	**0**	**0**	**24.791.094**
402	01	00	00	Productos alimenticios y agropecuarios	3.166.094	0	0	0	0	3.166.094
402	01	01	00	Alimentos y bebidas para personas	3.166.094	0	0	0	0	3.166.094
402	04	00	00	Productos de cuero y caucho	1.520.000	0	0	0	0	1.520.000
402	04	03	00	Cauchos y tripas para vehículos	1.520.000	0	0	0	0	1.520.000
402	05	00	00	Productos de papel, cartón e impresos	3.500.000	0	0	0	0	3.500.000
402	05	01	00	Pulpa de madera, papel y cartón	500.000	0	0	0	0	500.000
402	05	03	00	Productos de papel y cartón para oficina	3.000.000	0	0	0	0	3.000.000
402	06	00	00	Productos químicos y derivados	1.700.000	0	0	0	0	1.700.000
402	06	06	00	Combustibles y lubricantes	650.000	0	0	0	0	650.000
402	06	08	00	Productos plásticos	1.050.000	0	0	0	0	1.050.000
402	08	00	00	Productos metálicos	2.305.000	0	0	0	0	2.305.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.000.000	0	0	0	0	1.000.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.305.000	0	0	0	0	1.305.000
402	10	00	00	Productos varios y útiles diversos	10.600.000	0	0	0	0	10.600.000
402	10	02	00	Materiales y útiles de limpieza y aseo	2.000.000	0	0	0	0	2.000.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.600.000	0	0	0	0	1.600.000
402	10	08	00	Materiales para equipos de computación	7.000.000	0	0	0	0	7.000.000
402	99	00	00	Otros materiales y suministros	2.000.000	0	0	0	0	2.000.000
402	99	01	00	Otros materiales y suministros	2.000.000	0	0	0	0	2.000.000
403	00	00	00	**Servicios no personales**	**23.075.251**	**0**	**0**	**0**	**0**	**23.075.251**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.000.000	0	0	0	0	2.000.000
403	07	02	00	Imprenta y reproducción	2.000.000	0	0	0	0	2.000.000
403	09	00	00	Viáticos y pasajes	411.000	0	0	0	0	411.000
403	09	01	00	Viáticos y pasajes dentro del país	411.000	0	0	0	0	411.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127940 540230000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA INTEGRAL EN LOS ESTABLECIMIENTOS DE SALUD QUE COMPONEN LA RED ASISTENCIAL DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.110.174

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SALUD DEL DISTRITO CAPITAL **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 540230005 CONSOLIDACIÓN DE LAS CAPACIDADES DE FUNCIONAMIENTO DEL SISTEMA INTEGRAL DE ATENCIÓN MÉDICA DE URGENCIA DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: USUARIO **META:** 10.120

RESPONSABLE/EJECUTOR: DIRECCIÓN SALUD DEL DISTRITO CAPITAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.000.000	0	0	0	0	2.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.000.000	0	0	0	0	2.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	9.000.000	0	0	0	0	9.000.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.000.000	0	0	0	0	3.000.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	4.000.000	0	0	0	0	4.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.000.000	0	0	0	0	2.000.000
403	12	00	00	Conservación y reparaciones menores de obras	3.000.000	0	0	0	0	3.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.000.000	0	0	0	0	3.000.000
403	18	00	00	Impuestos indirectos	5.664.251	0	0	0	0	5.664.251
403	18	01	00	Impuesto al valor agregado	5.664.251	0	0	0	0	5.664.251
403	99	00	00	Otros servicios no personales	1.000.000	0	0	0	0	1.000.000
403	99	01	00	Otros servicios no personales	1.000.000	0	0	0	0	1.000.000
404	**00**	**00**	**00**	**Activos reales**	**5.000.000**	**0**	**0**	**0**	**0**	**5.000.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.000.000	0	0	0	0	5.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	5.000.000	0	0	0	0	5.000.000
				Totales	**52.866.345**	**0**	**0**	**0**	**0**	**52.866.345**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127904 540231000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO GUÁRICO.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: CONSULTA **META:** 1.994.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**1.064.171.638**	**0**	**0**	**0**	**0**	**1.064.171.638**
401	01	00	00	Sueldos, salarios y otras retribuciones	467.376.889	0	0	0	0	467.376.889
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	215.178.260	0	0	0	0	215.178.260
401	01	03	00	Suplencias a empleados	2.253.823	0	0	0	0	2.253.823
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	133.443.838	0	0	0	0	133.443.838
401	01	12	00	Salarios a obreros en puestos no permanentes	6.761.471	0	0	0	0	6.761.471
401	01	13	00	Suplencias a obreros	2.253.823	0	0	0	0	2.253.823
401	01	18	00	Remuneraciones al personal contratado	107.485.674	0	0	0	0	107.485.674
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	107.485.674	0	0	0	0	107.485.674
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	35.744.875	0	0	0	0	35.744.875
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	17.922.454	0	0	0	0	17.922.454
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	17.822.421	0	0	0	0	17.822.421
401	03	00	00	Primas	272.160.900	0	0	0	0	272.160.900
401	03	02	00	Primas de transporte a empleados	6.548.399	0	0	0	0	6.548.399
401	03	04	00	Primas por hijos a empleados	3.023.999	0	0	0	0	3.023.999
401	03	08	00	Primas de profesionalización a empleados	73.150.234	0	0	0	0	73.150.234
401	03	09	00	Primas por antigüedad a empleados	15.266.791	0	0	0	0	15.266.791
401	03	17	00	Primas de transporte a obreros	6.053.398	0	0	0	0	6.053.398
401	03	19	00	Primas por hijos de obreros	6.053.398	0	0	0	0	6.053.398
401	03	21	00	Primas por antigüedad a obreros	13.719.599	0	0	0	0	13.719.599
401	03	22	00	Primas de profesionalización a obreros	3.735.791	0	0	0	0	3.735.791
401	03	37	00	Primas de transporte al personal contratado	3.880.798	0	0	0	0	3.880.798
401	03	39	00	Primas por hijos al personal contratado	1.761.600	0	0	0	0	1.761.600
401	03	40	00	Primas de profesionalización al personal contratado	50.205.958	0	0	0	0	50.205.958
401	03	41	00	Primas por antigüedad al personal contratado	2.931.767	0	0	0	0	2.931.767
401	03	96	00	Otras primas al personal contratado	21.991.199	0	0	0	0	21.991.199
401	03	97	00	Otras primas a empleados	46.686.670	0	0	0	0	46.686.670
401	03	98	00	Otras primas a obreros	17.151.299	0	0	0	0	17.151.299
401	04	00	00	Complementos de sueldos y salarios	197.630.293	0	0	0	0	197.630.293

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127904 540231000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO GUÁRICO.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: CONSULTA **META:** 1.994.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	868.218	0	0	0	0	868.218
401	04	02	00	Complemento a empleados por trabajo nocturno	63.858.130	0	0	0	0	63.858.130
401	04	10	00	Complemento a empleados por días feriados	31.770.514	0	0	0	0	31.770.514
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	539.711	0	0	0	0	539.711
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	11.742.445	0	0	0	0	11.742.445
401	04	16	00	Complemento a obreros por gastos de alimentación	57.143	0	0	0	0	57.143
401	04	20	00	Complemento a obreros por días feriados	16.524.949	0	0	0	0	16.524.949
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	777.653	0	0	0	0	777.653
401	04	28	00	Complemento al personal contratado por días feriados	3.923.749	0	0	0	0	3.923.749
401	04	97	00	Otros complementos a obreros	499.999	0	0	0	0	499.999
401	04	98	00	Otros complementos al personal contratado	67.067.782	0	0	0	0	67.067.782
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	66.318.093	0	0	0	0	66.318.093
401	05	01	00	Aguinaldos a empleados	1.069.559	0	0	0	0	1.069.559
401	05	03	00	Bono vacacional a empleados	16.484.818	0	0	0	0	16.484.818
401	05	04	00	Aguinaldos a obreros	5.499.328	0	0	0	0	5.499.328
401	05	06	00	Bono vacacional a obreros	22.875.572	0	0	0	0	22.875.572
401	05	07	00	Aguinaldos al personal contratado	1.341.169	0	0	0	0	1.341.169
401	05	08	00	Bono vacacional al personal contratado	19.047.647	0	0	0	0	19.047.647
401	06	00	00	Aportes patronales y legales	4.133.023	0	0	0	0	4.133.023
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	200.600	0	0	0	0	200.600
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	904.698	0	0	0	0	904.698
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	454.498	0	0	0	0	454.498
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	389.238	0	0	0	0	389.238
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	455.141	0	0	0	0	455.141
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	339.947	0	0	0	0	339.947
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	545.585	0	0	0	0	545.585
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	206.173	0	0	0	0	206.173
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	261.600	0	0	0	0	261.600
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	310.840	0	0	0	0	310.840

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127904 540231000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO GUÁRICO.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: CONSULTA **META:** 1.994.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	64.703	0	0	0	0	64.703
401	07	00	00	Asistencia socio-económica	20.307.566	0	0	0	0	20.307.566
401	07	02	00	Becas a empleados	757.299	0	0	0	0	757.299
401	07	03	00	Ayudas por matrimonio a empleados	57.999	0	0	0	0	57.999
401	07	04	00	Ayudas por nacimiento de hijos a empleados	70.999	0	0	0	0	70.999
401	07	05	00	Ayudas por defunción a empleados	41.998	0	0	0	0	41.998
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.749.998	0	0	0	0	2.749.998
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	499.999	0	0	0	0	499.999
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	926.869	0	0	0	0	926.869
401	07	10	00	Dotación de uniformes a empleados	913.999	0	0	0	0	913.999
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	60.998	0	0	0	0	60.998
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	305.053	0	0	0	0	305.053
401	07	18	00	Becas a obreros	660.998	0	0	0	0	660.998
401	07	19	00	Ayudas por matrimonio de obreros	36.999	0	0	0	0	36.999
401	07	20	00	Ayudas por nacimiento de hijos de obreros	41.998	0	0	0	0	41.998
401	07	21	00	Ayudas por defunción a obreros	61.998	0	0	0	0	61.998
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.739.998	0	0	0	0	2.739.998
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	59.999	0	0	0	0	59.999
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	598.599	0	0	0	0	598.599
401	07	26	00	Dotación de uniformes a obreros	1.088.998	0	0	0	0	1.088.998
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	14.999	0	0	0	0	14.999
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.845.111	0	0	0	0	1.845.111
401	07	75	00	Becas al personal contratado	1.177.198	0	0	0	0	1.177.198
401	07	76	00	Ayudas por matrimonio al personal contratado	32.999	0	0	0	0	32.999
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	34.998	0	0	0	0	34.998
401	07	78	00	Ayudas por defunción al personal contratado	41.998	0	0	0	0	41.998
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	2.614.998	0	0	0	0	2.614.998
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	249.999	0	0	0	0	249.999
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	380.198	0	0	0	0	380.198

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127904 540231000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO GUÁRICO.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: CONSULTA **META:** 1.994.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	83	00	Dotación de uniformes al personal contratado	467.998	0	0	0	0	467.998
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	33.777	0	0	0	0	33.777
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	268.499	0	0	0	0	268.499
401	07	96	00	Otras subvenciones a empleados	539.999	0	0	0	0	539.999
401	07	97	00	Otras subvenciones a obreros	539.999	0	0	0	0	539.999
401	07	99	00	Otras subvenciones al personal contratado	389.998	0	0	0	0	389.998
401	08	00	00	Prestaciones sociales e indemnizaciones	499.999	0	0	0	0	499.999
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	499.999	0	0	0	0	499.999
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**94.885.100**	**0**	**0**	**0**	**0**	**94.885.100**
402	01	00	00	Productos alimenticios y agropecuarios	20.702.912	0	0	0	0	20.702.912
402	01	01	00	Alimentos y bebidas para personas	20.702.912	0	0	0	0	20.702.912
402	03	00	00	Textiles y vestuarios	660.000	0	0	0	0	660.000
402	03	01	00	Textiles	119.500	0	0	0	0	119.500
402	03	02	00	Prendas de vestir	540.500	0	0	0	0	540.500
402	04	00	00	Productos de cuero y caucho	948.750	0	0	0	0	948.750
402	04	03	00	Cauchos y tripas para vehículos	948.750	0	0	0	0	948.750
402	05	00	00	Productos de papel, cartón e impresos	6.914.487	0	0	0	0	6.914.487
402	05	01	00	Pulpa de madera, papel y cartón	26.750	0	0	0	0	26.750
402	05	03	00	Productos de papel y cartón para oficina	2.235.837	0	0	0	0	2.235.837
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.651.900	0	0	0	0	4.651.900
402	06	00	00	Productos químicos y derivados	24.619.182	0	0	0	0	24.619.182
402	06	01	00	Sustancias químicas y de uso industrial	30.000	0	0	0	0	30.000
402	06	02	00	Abonos, plaguicidas y otros	135.000	0	0	0	0	135.000
402	06	03	00	Tintas, pinturas y colorantes	162.790	0	0	0	0	162.790
402	06	04	00	Productos farmacéuticos y medicamentos	18.828.685	0	0	0	0	18.828.685
402	06	06	00	Combustibles y lubricantes	177.287	0	0	0	0	177.287
402	06	08	00	Productos plásticos	109.090	0	0	0	0	109.090
402	06	99	00	Otros productos de la industria química y conexos	5.176.330	0	0	0	0	5.176.330
402	07	00	00	Productos minerales no metálicos	30.000	0	0	0	0	30.000
402	07	02	00	Vidrios y productos de vidrio	30.000	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127904 540231000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO GUÁRICO.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: CONSULTA **META:** 1.994.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	00	00	Productos metálicos	624.255	0	0	0	0	624.255
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	63.160	0	0	0	0	63.160
402	08	09	00	Repuestos y accesorios para equipos de transporte	432.720	0	0	0	0	432.720
402	08	10	00	Repuestos y accesorios para otros equipos	128.375	0	0	0	0	128.375
402	09	00	00	Productos de madera	24.000	0	0	0	0	24.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	24.000	0	0	0	0	24.000
402	10	00	00	Productos varios y útiles diversos	40.347.014	0	0	0	0	40.347.014
402	10	02	00	Materiales y útiles de limpieza y aseo	10.839.886	0	0	0	0	10.839.886
402	10	03	00	Utensilios de cocina y comedor	30.000	0	0	0	0	30.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	27.567.910	0	0	0	0	27.567.910
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	462.073	0	0	0	0	462.073
402	10	07	00	Productos de seguridad en el trabajo	383.750	0	0	0	0	383.750
402	10	08	00	Materiales para equipos de computación	210.020	0	0	0	0	210.020
402	10	11	00	Materiales eléctricos	87.375	0	0	0	0	87.375
402	10	12	00	Materiales para instalaciones sanitarias	30.000	0	0	0	0	30.000
402	10	13	00	Materiales fotográficos	700.000	0	0	0	0	700.000
402	10	99	00	Otros productos y útiles diversos	36.000	0	0	0	0	36.000
402	99	00	00	Otros materiales y suministros	14.500	0	0	0	0	14.500
402	99	01	00	Otros materiales y suministros	14.500	0	0	0	0	14.500
403	**00**	**00**	**00**	**Servicios no personales**	**11.492.710**	**0**	**0**	**0**	**0**	**11.492.710**
403	07	00	00	Servicios de información, impresión y relaciones públicas	139.800	0	0	0	0	139.800
403	07	02	00	Imprenta y reproducción	112.800	0	0	0	0	112.800
403	07	03	00	Relaciones sociales	27.000	0	0	0	0	27.000
403	09	00	00	Viáticos y pasajes	375.000	0	0	0	0	375.000
403	09	01	00	Viáticos y pasajes dentro del país	375.000	0	0	0	0	375.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	37.500	0	0	0	0	37.500
403	10	07	00	Servicios de capacitación y adiestramiento	37.500	0	0	0	0	37.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.704.140	0	0	0	0	1.704.140
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	44.000	0	0	0	0	44.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y	959.000	0	0	0	0	959.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127904 540231000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO GUÁRICO.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: CONSULTA **META:** 1.994.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				elevación						
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	568.000	0	0	0	0	568.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	113.140	0	0	0	0	113.140
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	20.000	0	0	0	0	20.000
403	12	00	00	Conservación y reparaciones menores de obras	78.144	0	0	0	0	78.144
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	78.144	0	0	0	0	78.144
403	18	00	00	Impuestos indirectos	9.158.126	0	0	0	0	9.158.126
403	18	01	00	Impuesto al valor agregado	9.158.126	0	0	0	0	9.158.126
				Totales	**1.170.549.448**	**0**	**0**	**0**	**0**	**1.170.549.448**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127904 540231000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO GUÁRICO.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: CONSULTA **META:** 1.994.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127904 540231000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO GUÁRICO.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: CONSULTA **META:** 1.994.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540231001 ATENCIÓN INTEGRAL EN SALUD A LA POBLACIÓN QUE ASISTE A LA RED DE ATENCIÓN COMUNAL EN SALUD Y RED AMBULATORIA ESPECIALIZADA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.068.493

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**118.760.508**	**0**	**0**	**0**	**0**	**118.760.508**
401	01	00	00	Sueldos, salarios y otras retribuciones	58.366.570	0	0	0	0	58.366.570
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	26.659.592	0	0	0	0	26.659.592
401	01	03	00	Suplencias a empleados	307.287	0	0	0	0	307.287
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	18.193.778	0	0	0	0	18.193.778
401	01	12	00	Salarios a obreros en puestos no permanentes	921.861	0	0	0	0	921.861
401	01	13	00	Suplencias a obreros	307.287	0	0	0	0	307.287
401	01	18	00	Remuneraciones al personal contratado	11.976.765	0	0	0	0	11.976.765
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	11.976.765	0	0	0	0	11.976.765
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.873.468	0	0	0	0	4.873.468
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.443.553	0	0	0	0	2.443.553
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	2.429.915	0	0	0	0	2.429.915
401	03	00	00	Primas	26.667.716	0	0	0	0	26.667.716
401	03	02	00	Primas de transporte a empleados	892.811	0	0	0	0	892.811
401	03	04	00	Primas por hijos a empleados	412.293	0	0	0	0	412.293
401	03	08	00	Primas de profesionalización a empleados	4.617.592	0	0	0	0	4.617.592
401	03	09	00	Primas por antigüedad a empleados	2.081.479	0	0	0	0	2.081.479
401	03	17	00	Primas de transporte a obreros	825.322	0	0	0	0	825.322
401	03	19	00	Primas por hijos de obreros	825.322	0	0	0	0	825.322
401	03	21	00	Primas por antigüedad a obreros	1.870.534	0	0	0	0	1.870.534
401	03	22	00	Primas de profesionalización a obreros	509.339	0	0	0	0	509.339
401	03	37	00	Primas de transporte al personal contratado	529.109	0	0	0	0	529.109
401	03	39	00	Primas por hijos al personal contratado	1.058.219	0	0	0	0	1.058.219
401	03	40	00	Primas de profesionalización al personal contratado	1.489.362	0	0	0	0	1.489.362
401	03	41	00	Primas por antigüedad al personal contratado	399.718	0	0	0	0	399.718

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127904 540231000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO GUÁRICO.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: CONSULTA **META:** 1.994.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540231001 ATENCIÓN INTEGRAL EN SALUD A LA POBLACIÓN QUE ASISTE A LA RED DE ATENCIÓN COMUNAL EN SALUD Y RED AMBULATORIA ESPECIALIZADA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.068.493

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	96	00	Otras primas al personal contratado	2.998.287	0	0	0	0	2.998.287
401	03	97	00	Otras primas a empleados	5.819.915	0	0	0	0	5.819.915
401	03	98	00	Otras primas a obreros	2.338.414	0	0	0	0	2.338.414
401	04	00	00	Complementos de sueldos y salarios	16.410.529	0	0	0	0	16.410.529
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	200.177	0	0	0	0	200.177
401	04	02	00	Complemento a empleados por trabajo nocturno	3.350.704	0	0	0	0	3.350.704
401	04	10	00	Complemento a empleados por días feriados	4.331.602	0	0	0	0	4.331.602
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	73.584	0	0	0	0	73.584
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	2.050.670	0	0	0	0	2.050.670
401	04	16	00	Complemento a obreros por gastos de alimentación	7.791	0	0	0	0	7.791
401	04	20	00	Complemento a obreros por días feriados	2.253.017	0	0	0	0	2.253.017
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	106.025	0	0	0	0	106.025
401	04	28	00	Complemento al personal contratado por días feriados	180.480	0	0	0	0	180.480
401	04	97	00	Otros complementos a obreros	68.170	0	0	0	0	68.170
401	04	98	00	Otros complementos al personal contratado	3.788.309	0	0	0	0	3.788.309
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	9.041.829	0	0	0	0	9.041.829
401	05	01	00	Aguinaldos a empleados	145.824	0	0	0	0	145.824
401	05	03	00	Bono vacacional a empleados	2.247.545	0	0	0	0	2.247.545
401	05	04	00	Aguinaldos a obreros	749.780	0	0	0	0	749.780
401	05	06	00	Bono vacacional a obreros	3.118.863	0	0	0	0	3.118.863
401	05	07	00	Aguinaldos al personal contratado	182.855	0	0	0	0	182.855
401	05	08	00	Bono vacacional al personal contratado	2.596.962	0	0	0	0	2.596.962
401	06	00	00	Aportes patronales y legales	563.495	0	0	0	0	563.495
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	27.350	0	0	0	0	27.350
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	123.347	0	0	0	0	123.347

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127904 540231000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO GUÁRICO.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: CONSULTA **META:** 1.994.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540231001 ATENCIÓN INTEGRAL EN SALUD A LA POBLACIÓN QUE ASISTE A LA RED DE ATENCIÓN COMUNAL EN SALUD Y RED AMBULATORIA ESPECIALIZADA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.068.493

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	61.966	0	0	0	0	61.966
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	53.069	0	0	0	0	53.069
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	62.054	0	0	0	0	62.054
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	46.348	0	0	0	0	46.348
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	74.385	0	0	0	0	74.385
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	28.109	0	0	0	0	28.109
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	35.666	0	0	0	0	35.666
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	42.380	0	0	0	0	42.380
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	8.821	0	0	0	0	8.821
401	07	00	00	Asistencia socio-económica	2.768.731	0	0	0	0	2.768.731
401	07	02	00	Becas a empleados	103.250	0	0	0	0	103.250
401	07	03	00	Ayudas por matrimonio a empleados	7.907	0	0	0	0	7.907
401	07	04	00	Ayudas por nacimiento de hijos a empleados	9.680	0	0	0	0	9.680
401	07	05	00	Ayudas por defunción a empleados	5.726	0	0	0	0	5.726
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	374.935	0	0	0	0	374.935
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	68.170	0	0	0	0	68.170
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	126.369	0	0	0	0	126.369
401	07	10	00	Dotación de uniformes a empleados	124.615	0	0	0	0	124.615
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	8.316	0	0	0	0	8.316
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	41.591	0	0	0	0	41.591
401	07	18	00	Becas a obreros	90.120	0	0	0	0	90.120
401	07	19	00	Ayudas por matrimonio de obreros	5.044	0	0	0	0	5.044
401	07	20	00	Ayudas por nacimiento de hijos de obreros	5.726	0	0	0	0	5.726
401	07	21	00	Ayudas por defunción a obreros	8.453	0	0	0	0	8.453

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127904 540231000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO GUÁRICO.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: CONSULTA **META:** 1.994.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540231001 ATENCIÓN INTEGRAL EN SALUD A LA POBLACIÓN QUE ASISTE A LA RED DE ATENCIÓN COMUNAL EN SALUD Y RED AMBULATORIA ESPECIALIZADA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.068.493

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	373.572	0	0	0	0	373.572
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	8.180	0	0	0	0	8.180
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	81.613	0	0	0	0	81.613
401	07	26	00	Dotación de uniformes a obreros	148.474	0	0	0	0	148.474
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	2.045	0	0	0	0	2.045
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	251.563	0	0	0	0	251.563
401	07	75	00	Becas al personal contratado	160.499	0	0	0	0	160.499
401	07	76	00	Ayudas por matrimonio al personal contratado	4.499	0	0	0	0	4.499
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	4.771	0	0	0	0	4.771
401	07	78	00	Ayudas por defunción al personal contratado	5.726	0	0	0	0	5.726
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	356.529	0	0	0	0	356.529
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	34.085	0	0	0	0	34.085
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	51.836	0	0	0	0	51.836
401	07	83	00	Dotación de uniformes al personal contratado	63.807	0	0	0	0	63.807
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	4.605	0	0	0	0	4.605
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	36.607	0	0	0	0	36.607
401	07	96	00	Otras subvenciones a empleados	73.623	0	0	0	0	73.623
401	07	97	00	Otras subvenciones a obreros	73.623	0	0	0	0	73.623
401	07	99	00	Otras subvenciones al personal contratado	53.172	0	0	0	0	53.172
401	08	00	00	Prestaciones sociales e indemnizaciones	68.170	0	0	0	0	68.170
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	68.170	0	0	0	0	68.170
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**12.925.500**	**0**	**0**	**0**	**0**	**12.925.500**
402	01	00	00	Productos alimenticios y agropecuarios	46.912	0	0	0	0	46.912
402	01	01	00	Alimentos y bebidas para personas	46.912	0	0	0	0	46.912

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127904 540231000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO GUÁRICO.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: CONSULTA **META:** 1.994.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540231001 ATENCIÓN INTEGRAL EN SALUD A LA POBLACIÓN QUE ASISTE A LA RED DE ATENCIÓN COMUNAL EN SALUD Y RED AMBULATORIA ESPECIALIZADA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.068.493

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	04	00	00	Productos de cuero y caucho	68.750	0	0	0	0	68.750
402	04	03	00	Cauchos y tripas para vehículos	68.750	0	0	0	0	68.750
402	05	00	00	Productos de papel, cartón e impresos	190.737	0	0	0	0	190.737
402	05	03	00	Productos de papel y cartón para oficina	30.087	0	0	0	0	30.087
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	160.650	0	0	0	0	160.650
402	06	00	00	Productos químicos y derivados	6.417.701	0	0	0	0	6.417.701
402	06	03	00	Tintas, pinturas y colorantes	40.750	0	0	0	0	40.750
402	06	04	00	Productos farmacéuticos y medicamentos	3.093.959	0	0	0	0	3.093.959
402	06	06	00	Combustibles y lubricantes	26.287	0	0	0	0	26.287
402	06	08	00	Productos plásticos	40.375	0	0	0	0	40.375
402	06	99	00	Otros productos de la industria química y conexos	3.216.330	0	0	0	0	3.216.330
402	08	00	00	Productos metálicos	40.850	0	0	0	0	40.850
402	08	09	00	Repuestos y accesorios para equipos de transporte	40.850	0	0	0	0	40.850
402	10	00	00	Productos varios y útiles diversos	6.160.550	0	0	0	0	6.160.550
402	10	02	00	Materiales y útiles de limpieza y aseo	160.200	0	0	0	0	160.200
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	5.947.700	0	0	0	0	5.947.700
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.650	0	0	0	0	20.650
402	10	08	00	Materiales para equipos de computación	32.000	0	0	0	0	32.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.493.584**	**0**	**0**	**0**	**0**	**1.493.584**
403	07	00	00	Servicios de información, impresión y relaciones públicas	30.000	0	0	0	0	30.000
403	07	02	00	Imprenta y reproducción	30.000	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	45.000	0	0	0	0	45.000
403	09	01	00	Viáticos y pasajes dentro del país	45.000	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	210.000	0	0	0	0	210.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	42.000	0	0	0	0	42.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127904 540231000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO GUÁRICO.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: CONSULTA **META:** 1.994.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540231001 ATENCIÓN INTEGRAL EN SALUD A LA POBLACIÓN QUE ASISTE A LA RED DE ATENCIÓN COMUNAL EN SALUD Y RED AMBULATORIA ESPECIALIZADA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.068.493

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	168.000	0	0	0	0	168.000
403	18	00	00	Impuestos indirectos	1.208.584	0	0	0	0	1.208.584
403	18	01	00	Impuesto al valor agregado	1.208.584	0	0	0	0	1.208.584
				Totales	133.179.592	0	0	0	0	133.179.592

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127904 540231000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO GUÁRICO.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: CONSULTA **META:** 1.994.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540231002 ATENCIÓN INTEGRAL EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS QUE COMPONEN LA RED DE HOSPITALES DEL ESTADO.

UNIDAD DE MEDIDA: CONSULTA **META:** 926.453

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**934.180.449**	**0**	**0**	**0**	**0**	**934.180.449**
401	01	00	00	Sueldos, salarios y otras retribuciones	403.437.933	0	0	0	0	403.437.933
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	185.251.365	0	0	0	0	185.251.365
401	01	03	00	Suplencias a empleados	1.908.876	0	0	0	0	1.908.876
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	113.020.297	0	0	0	0	113.020.297
401	01	12	00	Salarios a obreros en puestos no permanentes	5.839.610	0	0	0	0	5.839.610
401	01	13	00	Suplencias a obreros	1.908.876	0	0	0	0	1.908.876
401	01	18	00	Remuneraciones al personal contratado	95.508.909	0	0	0	0	95.508.909
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	95.508.909	0	0	0	0	95.508.909
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	30.274.133	0	0	0	0	30.274.133
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	15.179.428	0	0	0	0	15.179.428
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	15.094.705	0	0	0	0	15.094.705
401	03	00	00	Primas	243.018.405	0	0	0	0	243.018.405
401	03	02	00	Primas de transporte a empleados	5.546.169	0	0	0	0	5.546.169
401	03	04	00	Primas por hijos a empleados	2.561.177	0	0	0	0	2.561.177
401	03	08	00	Primas de profesionalización a empleados	67.966.727	0	0	0	0	67.966.727
401	03	09	00	Primas por antigüedad a empleados	12.930.214	0	0	0	0	12.930.214
401	03	17	00	Primas de transporte a obreros	5.126.928	0	0	0	0	5.126.928
401	03	19	00	Primas por hijos de obreros	5.126.928	0	0	0	0	5.126.928
401	03	21	00	Primas por antigüedad a obreros	11.619.819	0	0	0	0	11.619.819
401	03	22	00	Primas de profesionalización a obreros	3.164.030	0	0	0	0	3.164.030
401	03	37	00	Primas de transporte al personal contratado	3.351.689	0	0	0	0	3.351.689
401	03	39	00	Primas por hijos al personal contratado	703.381	0	0	0	0	703.381
401	03	40	00	Primas de profesionalización al personal contratado	48.716.596	0	0	0	0	48.716.596
401	03	41	00	Primas por antigüedad al personal contratado	2.532.049	0	0	0	0	2.532.049

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127904 540231000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO GUÁRICO.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: CONSULTA **META:** 1.994.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540231002 ATENCIÓN INTEGRAL EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS QUE COMPONEN LA RED DE HOSPITALES DEL ESTADO.

UNIDAD DE MEDIDA: CONSULTA **META:** 926.453

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	96	00	Otras primas al personal contratado	18.992.912	0	0	0	0	18.992.912
401	03	97	00	Otras primas a empleados	40.153.488	0	0	0	0	40.153.488
401	03	98	00	Otras primas a obreros	14.526.298	0	0	0	0	14.526.298
401	04	00	00	Complementos de sueldos y salarios	179.707.947	0	0	0	0	179.707.947
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	643.508	0	0	0	0	643.508
401	04	02	00	Complemento a empleados por trabajo nocturno	60.096.776	0	0	0	0	60.096.776
401	04	10	00	Complemento a empleados por días feriados	26.908.047	0	0	0	0	26.908.047
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	457.109	0	0	0	0	457.109
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	9.440.453	0	0	0	0	9.440.453
401	04	16	00	Complemento a obreros por gastos de alimentación	48.398	0	0	0	0	48.398
401	04	20	00	Complemento a obreros por días feriados	13.995.811	0	0	0	0	13.995.811
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	671.628	0	0	0	0	671.628
401	04	28	00	Complemento al personal contratado por días feriados	3.743.269	0	0	0	0	3.743.269
401	04	97	00	Otros complementos a obreros	423.475	0	0	0	0	423.475
401	04	98	00	Otros complementos al personal contratado	63.279.473	0	0	0	0	63.279.473
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	56.508.816	0	0	0	0	56.508.816
401	05	01	00	Aguinaldos a empleados	905.864	0	0	0	0	905.864
401	05	03	00	Bono vacacional a empleados	13.961.822	0	0	0	0	13.961.822
401	05	04	00	Aguinaldos a obreros	4.657.658	0	0	0	0	4.657.658
401	05	06	00	Bono vacacional a obreros	19.374.473	0	0	0	0	19.374.473
401	05	07	00	Aguinaldos al personal contratado	1.158.314	0	0	0	0	1.158.314
401	05	08	00	Bono vacacional al personal contratado	16.450.685	0	0	0	0	16.450.685
401	06	00	00	Aportes patronales y legales	3.506.747	0	0	0	0	3.506.747
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	169.899	0	0	0	0	169.899
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	766.235	0	0	0	0	766.235

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127904 540231000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO GUÁRICO.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: CONSULTA **META:** 1.994.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540231002 ATENCIÓN INTEGRAL EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS QUE COMPONEN LA RED DE HOSPITALES DEL ESTADO.

UNIDAD DE MEDIDA: CONSULTA **META:** 926.453

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	384.938	0	0	0	0	384.938
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	329.666	0	0	0	0	329.666
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	385.482	0	0	0	0	385.482
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	287.919	0	0	0	0	287.919
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	462.084	0	0	0	0	462.084
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	174.619	0	0	0	0	174.619
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	221.563	0	0	0	0	221.563
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	268.460	0	0	0	0	268.460
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	55.882	0	0	0	0	55.882
401	07	00	00	Asistencia socio-económica	17.294.639	0	0	0	0	17.294.639
401	07	02	00	Becas a empleados	641.395	0	0	0	0	641.395
401	07	03	00	Ayudas por matrimonio a empleados	49.123	0	0	0	0	49.123
401	07	04	00	Ayudas por nacimiento de hijos a empleados	60.133	0	0	0	0	60.133
401	07	05	00	Ayudas por defunción a empleados	35.571	0	0	0	0	35.571
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.329.113	0	0	0	0	2.329.113
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	423.475	0	0	0	0	423.475
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	785.013	0	0	0	0	785.013
401	07	10	00	Dotación de uniformes a empleados	774.112	0	0	0	0	774.112
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	51.663	0	0	0	0	51.663
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	258.365	0	0	0	0	258.365
401	07	18	00	Becas a obreros	559.834	0	0	0	0	559.834
401	07	19	00	Ayudas por matrimonio de obreros	31.337	0	0	0	0	31.337
401	07	20	00	Ayudas por nacimiento de hijos de obreros	35.571	0	0	0	0	35.571
401	07	21	00	Ayudas por defunción a obreros	52.510	0	0	0	0	52.510

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127904 540231000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO GUÁRICO.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: CONSULTA **META:** 1.994.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540231002 ATENCIÓN INTEGRAL EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS QUE COMPONEN LA RED DE HOSPITALES DEL ESTADO.

UNIDAD DE MEDIDA: CONSULTA **META:** 926.453

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.320.643	0	0	0	0	2.320.643
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	50.817	0	0	0	0	50.817
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	506.984	0	0	0	0	506.984
401	07	26	00	Dotación de uniformes a obreros	922.328	0	0	0	0	922.328
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	12.704	0	0	0	0	12.704
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.562.718	0	0	0	0	1.562.718
401	07	75	00	Becas al personal contratado	1.016.699	0	0	0	0	1.016.699
401	07	76	00	Ayudas por matrimonio al personal contratado	28.500	0	0	0	0	28.500
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	30.227	0	0	0	0	30.227
401	07	78	00	Ayudas por defunción al personal contratado	36.272	0	0	0	0	36.272
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	2.258.469	0	0	0	0	2.258.469
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	215.914	0	0	0	0	215.914
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	328.362	0	0	0	0	328.362
401	07	83	00	Dotación de uniformes al personal contratado	404.191	0	0	0	0	404.191
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	29.172	0	0	0	0	29.172
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	231.892	0	0	0	0	231.892
401	07	96	00	Otras subvenciones a empleados	457.353	0	0	0	0	457.353
401	07	97	00	Otras subvenciones a obreros	457.353	0	0	0	0	457.353
401	07	99	00	Otras subvenciones al personal contratado	336.826	0	0	0	0	336.826
401	08	00	00	Prestaciones sociales e indemnizaciones	431.829	0	0	0	0	431.829
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	431.829	0	0	0	0	431.829
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**77.050.182**	**0**	**0**	**0**	**0**	**77.050.182**
402	01	00	00	Productos alimenticios y agropecuarios	20.500.000	0	0	0	0	20.500.000
402	01	01	00	Alimentos y bebidas para personas	20.500.000	0	0	0	0	20.500.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127904 540231000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO GUÁRICO.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: CONSULTA **META:** 1.994.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540231002 ATENCIÓN INTEGRAL EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS QUE COMPONEN LA RED DE HOSPITALES DEL ESTADO.

UNIDAD DE MEDIDA: CONSULTA **META:** 926.453

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	00	00	Textiles y vestuarios	40.000	0	0	0	0	40.000
402	03	01	00	Textiles	40.000	0	0	0	0	40.000
402	04	00	00	Productos de cuero y caucho	60.000	0	0	0	0	60.000
402	04	03	00	Cauchos y tripas para vehículos	60.000	0	0	0	0	60.000
402	05	00	00	Productos de papel, cartón e impresos	6.192.300	0	0	0	0	6.192.300
402	05	01	00	Pulpa de madera, papel y cartón	20.000	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	2.012.300	0	0	0	0	2.012.300
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.160.000	0	0	0	0	4.160.000
402	06	00	00	Productos químicos y derivados	17.759.686	0	0	0	0	17.759.686
402	06	03	00	Tintas, pinturas y colorantes	40.000	0	0	0	0	40.000
402	06	04	00	Productos farmacéuticos y medicamentos	15.699.686	0	0	0	0	15.699.686
402	06	06	00	Combustibles y lubricantes	80.000	0	0	0	0	80.000
402	06	08	00	Productos plásticos	40.000	0	0	0	0	40.000
402	06	99	00	Otros productos de la industria química y conexos	1.900.000	0	0	0	0	1.900.000
402	07	00	00	Productos minerales no metálicos	30.000	0	0	0	0	30.000
402	07	02	00	Vidrios y productos de vidrio	30.000	0	0	0	0	30.000
402	08	00	00	Productos metálicos	110.000	0	0	0	0	110.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	30.000	0	0	0	0	30.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	60.000	0	0	0	0	60.000
402	08	10	00	Repuestos y accesorios para otros equipos	20.000	0	0	0	0	20.000
402	09	00	00	Productos de madera	24.000	0	0	0	0	24.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	24.000	0	0	0	0	24.000
402	10	00	00	Productos varios y útiles diversos	32.322.196	0	0	0	0	32.322.196
402	10	02	00	Materiales y útiles de limpieza y aseo	10.649.686	0	0	0	0	10.649.686
402	10	03	00	Utensilios de cocina y comedor	30.000	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127904 540231000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO GUÁRICO.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: CONSULTA **META:** 1.994.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540231002 ATENCIÓN INTEGRAL EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS QUE COMPONEN LA RED DE HOSPITALES DEL ESTADO.

UNIDAD DE MEDIDA: CONSULTA **META:** 926.453

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	20.750.510	0	0	0	0	20.750.510
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	30.000	0	0	0	0	30.000
402	10	07	00	Productos de seguridad en el trabajo	40.000	0	0	0	0	40.000
402	10	08	00	Materiales para equipos de computación	50.000	0	0	0	0	50.000
402	10	11	00	Materiales eléctricos	30.000	0	0	0	0	30.000
402	10	12	00	Materiales para instalaciones sanitarias	30.000	0	0	0	0	30.000
402	10	13	00	Materiales fotográficos	700.000	0	0	0	0	700.000
402	10	99	00	Otros productos y útiles diversos	12.000	0	0	0	0	12.000
402	99	00	00	Otros materiales y suministros	12.000	0	0	0	0	12.000
402	99	01	00	Otros materiales y suministros	12.000	0	0	0	0	12.000
403	**00**	**00**	**00**	**Servicios no personales**	**8.099.267**	**0**	**0**	**0**	**0**	**8.099.267**
403	07	00	00	Servicios de información, impresión y relaciones públicas	20.000	0	0	0	0	20.000
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	45.000	0	0	0	0	45.000
403	09	01	00	Viáticos y pasajes dentro del país	45.000	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	780.000	0	0	0	0	780.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	300.000	0	0	0	0	300.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	400.000	0	0	0	0	400.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	60.000	0	0	0	0	60.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	20.000	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	7.254.267	0	0	0	0	7.254.267
403	18	01	00	Impuesto al valor agregado	7.254.267	0	0	0	0	7.254.267
				Totales	**1.019.329.898**	**0**	**0**	**0**	**0**	**1.019.329.898**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127904 540231000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO GUÁRICO.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: CONSULTA **META:** 1.994.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540231003 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDÉMICAS Y METAXÉNICAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 32.666

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**11.230.681**	**0**	**0**	**0**	**0**	**11.230.681**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.572.386	0	0	0	0	5.572.386
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.267.303	0	0	0	0	3.267.303
401	01	03	00	Suplencias a empleados	37.660	0	0	0	0	37.660
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.229.763	0	0	0	0	2.229.763
401	01	13	00	Suplencias a obreros	37.660	0	0	0	0	37.660
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	597.274	0	0	0	0	597.274
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	299.473	0	0	0	0	299.473
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	297.801	0	0	0	0	297.801
401	03	00	00	Primas	2.474.779	0	0	0	0	2.474.779
401	03	02	00	Primas de transporte a empleados	109.419	0	0	0	0	109.419
401	03	04	00	Primas por hijos a empleados	50.529	0	0	0	0	50.529
401	03	08	00	Primas de profesionalización a empleados	565.915	0	0	0	0	565.915
401	03	09	00	Primas por antigüedad a empleados	255.098	0	0	0	0	255.098
401	03	17	00	Primas de transporte a obreros	101.148	0	0	0	0	101.148
401	03	19	00	Primas por hijos de obreros	101.148	0	0	0	0	101.148
401	03	21	00	Primas por antigüedad a obreros	229.246	0	0	0	0	229.246
401	03	22	00	Primas de profesionalización a obreros	62.422	0	0	0	0	62.422
401	03	97	00	Otras primas a empleados	713.267	0	0	0	0	713.267
401	03	98	00	Otras primas a obreros	286.587	0	0	0	0	286.587
401	04	00	00	Complementos de sueldos y salarios	1.511.817	0	0	0	0	1.511.817
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	24.533	0	0	0	0	24.533
401	04	02	00	Complemento a empleados por trabajo nocturno	410.650	0	0	0	0	410.650
401	04	10	00	Complemento a empleados por días feriados	530.865	0	0	0	0	530.865
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	9.018	0	0	0	0	9.018

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127904 540231000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO GUÁRICO.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: CONSULTA **META:** 1.994.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540231003 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDÉMICAS Y METAXÉNICAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 32.666

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	251.322	0	0	0	0	251.322
401	04	16	00	Complemento a obreros por gastos de alimentación	954	0	0	0	0	954
401	04	20	00	Complemento a obreros por días feriados	276.121	0	0	0	0	276.121
401	04	97	00	Otros complementos a obreros	8.354	0	0	0	0	8.354
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	767.448	0	0	0	0	767.448
401	05	01	00	Aguinaldos a empleados	17.871	0	0	0	0	17.871
401	05	03	00	Bono vacacional a empleados	275.451	0	0	0	0	275.451
401	05	04	00	Aguinaldos a obreros	91.890	0	0	0	0	91.890
401	05	06	00	Bono vacacional a obreros	382.236	0	0	0	0	382.236
401	06	00	00	Aportes patronales y legales	62.781	0	0	0	0	62.781
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.351	0	0	0	0	3.351
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	15.116	0	0	0	0	15.116
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.594	0	0	0	0	7.594
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	6.503	0	0	0	0	6.503
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	7.605	0	0	0	0	7.605
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	5.680	0	0	0	0	5.680
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	9.116	0	0	0	0	9.116
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.445	0	0	0	0	3.445
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.371	0	0	0	0	4.371
401	07	00	00	Asistencia socio-económica	244.196	0	0	0	0	244.196
401	07	02	00	Becas a empleados	12.654	0	0	0	0	12.654
401	07	03	00	Ayudas por matrimonio a empleados	969	0	0	0	0	969
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.186	0	0	0	0	1.186
401	07	05	00	Ayudas por defunción a empleados	701	0	0	0	0	701
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a	45.950	0	0	0	0	45.950

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127904 540231000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO GUÁRICO.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: CONSULTA **META:** 1.994.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540231003 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDÉMICAS Y METAXÉNICAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 32.666

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				empleados						
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	8.354	0	0	0	0	8.354
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	15.487	0	0	0	0	15.487
401	07	10	00	Dotación de uniformes a empleados	15.272	0	0	0	0	15.272
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.019	0	0	0	0	1.019
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	5.097	0	0	0	0	5.097
401	07	18	00	Becas a obreros	11.044	0	0	0	0	11.044
401	07	19	00	Ayudas por matrimonio de obreros	618	0	0	0	0	618
401	07	20	00	Ayudas por nacimiento de hijos de obreros	701	0	0	0	0	701
401	07	21	00	Ayudas por defunción a obreros	1.035	0	0	0	0	1.035
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	45.783	0	0	0	0	45.783
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.002	0	0	0	0	1.002
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	10.002	0	0	0	0	10.002
401	07	26	00	Dotación de uniformes a obreros	18.196	0	0	0	0	18.196
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	250	0	0	0	0	250
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	30.830	0	0	0	0	30.830
401	07	96	00	Otras subvenciones a empleados	9.023	0	0	0	0	9.023
401	07	97	00	Otras subvenciones a obreros	9.023	0	0	0	0	9.023
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.620.230**	**0**	**0**	**0**	**0**	**2.620.230**
402	01	00	00	Productos alimenticios y agropecuarios	52.000	0	0	0	0	52.000
402	01	01	00	Alimentos y bebidas para personas	52.000	0	0	0	0	52.000
402	03	00	00	Textiles y vestuarios	620.000	0	0	0	0	620.000
402	03	01	00	Textiles	79.500	0	0	0	0	79.500
402	03	02	00	Prendas de vestir	540.500	0	0	0	0	540.500
402	04	00	00	Productos de cuero y caucho	648.000	0	0	0	0	648.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127904 540231000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO GUÁRICO.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: CONSULTA **META:** 1.994.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540231003 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDÉMICAS Y METAXÉNICAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 32.666

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	04	03	00	Cauchos y tripas para vehículos	648.000	0	0	0	0	648.000
402	05	00	00	Productos de papel, cartón e impresos	216.825	0	0	0	0	216.825
402	05	01	00	Pulpa de madera, papel y cartón	6.750	0	0	0	0	6.750
402	05	03	00	Productos de papel y cartón para oficina	45.075	0	0	0	0	45.075
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	165.000	0	0	0	0	165.000
402	06	00	00	Productos químicos y derivados	263.655	0	0	0	0	263.655
402	06	01	00	Sustancias químicas y de uso industrial	30.000	0	0	0	0	30.000
402	06	02	00	Abonos, plaguicidas y otros	135.000	0	0	0	0	135.000
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	20.000
402	06	04	00	Productos farmacéuticos y medicamentos	5.040	0	0	0	0	5.040
402	06	06	00	Combustibles y lubricantes	30.000	0	0	0	0	30.000
402	06	08	00	Productos plásticos	3.615	0	0	0	0	3.615
402	06	99	00	Otros productos de la industria química y conexos	40.000	0	0	0	0	40.000
402	08	00	00	Productos metálicos	305.405	0	0	0	0	305.405
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	13.160	0	0	0	0	13.160
402	08	09	00	Repuestos y accesorios para equipos de transporte	191.870	0	0	0	0	191.870
402	08	10	00	Repuestos y accesorios para otros equipos	100.375	0	0	0	0	100.375
402	10	00	00	Productos varios y útiles diversos	514.345	0	0	0	0	514.345
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	56.700	0	0	0	0	56.700
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	84.270	0	0	0	0	84.270
402	10	07	00	Productos de seguridad en el trabajo	300.000	0	0	0	0	300.000
402	10	08	00	Materiales para equipos de computación	40.000	0	0	0	0	40.000
402	10	11	00	Materiales eléctricos	33.375	0	0	0	0	33.375
403	**00**	**00**	**00**	**Servicios no personales**	**678.142**	**0**	**0**	**0**	**0**	**678.142**
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127904 540231000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO GUÁRICO.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: CONSULTA **META:** 1.994.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540231003 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDÉMICAS Y METAXÉNICAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 32.666

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	100.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	236.000	0	0	0	0	236.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	44.000	0	0	0	0	44.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	192.000	0	0	0	0	192.000
403	18	00	00	Impuestos indirectos	342.142	0	0	0	0	342.142
403	18	01	00	Impuesto al valor agregado	342.142	0	0	0	0	342.142
				Totales	**14.529.053**	**0**	**0**	**0**	**0**	**14.529.053**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127904 540231000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO GUÁRICO.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: CONSULTA **META:** 1.994.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540231004 CAPACITACIÓN AL PERSONAL DE SALUD QUE LABORA EN LA DIRECCIÓN REGIONAL DE SALUD DEL ESTADO GUÁRICO.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 1.040

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	247.963	0	0	0	0	247.963
402	01	00	00	Productos alimenticios y agropecuarios	52.000	0	0	0	0	52.000
402	01	01	00	Alimentos y bebidas para personas	52.000	0	0	0	0	52.000
402	05	00	00	Productos de papel, cartón e impresos	108.375	0	0	0	0	108.375
402	05	03	00	Productos de papel y cartón para oficina	2.125	0	0	0	0	2.125
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	106.250	0	0	0	0	106.250
402	06	00	00	Productos químicos y derivados	20.800	0	0	0	0	20.800
402	06	03	00	Tintas, pinturas y colorantes	20.800	0	0	0	0	20.800
402	10	00	00	Productos varios y útiles diversos	66.788	0	0	0	0	66.788
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	31.888	0	0	0	0	31.888
402	10	08	00	Materiales para equipos de computación	34.900	0	0	0	0	34.900
403	00	00	00	**Servicios no personales**	138.196	0	0	0	0	138.196
403	07	00	00	Servicios de información, impresión y relaciones públicas	37.000	0	0	0	0	37.000
403	07	02	00	Imprenta y reproducción	10.000	0	0	0	0	10.000
403	07	03	00	Relaciones sociales	27.000	0	0	0	0	27.000
403	09	00	00	Viáticos y pasajes	25.000	0	0	0	0	25.000
403	09	01	00	Viáticos y pasajes dentro del país	25.000	0	0	0	0	25.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	37.500	0	0	0	0	37.500
403	10	07	00	Servicios de capacitación y adiestramiento	37.500	0	0	0	0	37.500
403	18	00	00	Impuestos indirectos	38.696	0	0	0	0	38.696
403	18	01	00	Impuesto al valor agregado	38.696	0	0	0	0	38.696
				Totales	**386.159**	**0**	**0**	**0**	**0**	**386.159**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127904 540231000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO GUÁRICO.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: CONSULTA **META:** 1.994.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540231005 VACUNACIÓN A LA POBLACIÓN PARA EL CONTROL DE ENFERMEDADES INMUNO-PREVENIBLES.

UNIDAD DE MEDIDA: DOSIS **META:** 182.742

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.041.225**	**0**	**0**	**0**	**0**	**2.041.225**
402	01	00	00	Productos alimenticios y agropecuarios	52.000	0	0	0	0	52.000
402	01	01	00	Alimentos y bebidas para personas	52.000	0	0	0	0	52.000
402	04	00	00	Productos de cuero y caucho	172.000	0	0	0	0	172.000
402	04	03	00	Cauchos y tripas para vehículos	172.000	0	0	0	0	172.000
402	05	00	00	Productos de papel, cartón e impresos	206.250	0	0	0	0	206.250
402	05	03	00	Productos de papel y cartón para oficina	146.250	0	0	0	0	146.250
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	60.000	0	0	0	0	60.000
402	06	00	00	Productos químicos y derivados	157.340	0	0	0	0	157.340
402	06	03	00	Tintas, pinturas y colorantes	41.240	0	0	0	0	41.240
402	06	04	00	Productos farmacéuticos y medicamentos	30.000	0	0	0	0	30.000
402	06	06	00	Combustibles y lubricantes	41.000	0	0	0	0	41.000
402	06	08	00	Productos plásticos	25.100	0	0	0	0	25.100
402	06	99	00	Otros productos de la industria química y conexos	20.000	0	0	0	0	20.000
402	08	00	00	Productos metálicos	168.000	0	0	0	0	168.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	20.000	0	0	0	0	20.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	140.000	0	0	0	0	140.000
402	08	10	00	Repuestos y accesorios para otros equipos	8.000	0	0	0	0	8.000
402	10	00	00	Productos varios y útiles diversos	1.283.135	0	0	0	0	1.283.135
402	10	02	00	Materiales y útiles de limpieza y aseo	30.000	0	0	0	0	30.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	813.000	0	0	0	0	813.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	295.265	0	0	0	0	295.265
402	10	07	00	Productos de seguridad en el trabajo	43.750	0	0	0	0	43.750
402	10	08	00	Materiales para equipos de computación	53.120	0	0	0	0	53.120
402	10	11	00	Materiales eléctricos	24.000	0	0	0	0	24.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127904 540231000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO GUÁRICO.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS QUE COMPONEN LA RED ASISTENCIAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: CONSULTA **META:** 1.994.946

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540231005 VACUNACIÓN A LA POBLACIÓN PARA EL CONTROL DE ENFERMEDADES INMUNO-PREVENIBLES.

UNIDAD DE MEDIDA: DOSIS **META:** 182.742

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	99	00	Otros productos y útiles diversos	24.000	0	0	0	0	24.000
402	99	00	00	Otros materiales y suministros	2.500	0	0	0	0	2.500
402	99	01	00	Otros materiales y suministros	2.500	0	0	0	0	2.500
403	**00**	**00**	**00**	**Servicios no personales**	**1.083.521**	**0**	**0**	**0**	**0**	**1.083.521**
403	07	00	00	Servicios de información, impresión y relaciones públicas	52.800	0	0	0	0	52.800
403	07	02	00	Imprenta y reproducción	52.800	0	0	0	0	52.800
403	09	00	00	Viáticos y pasajes	160.000	0	0	0	0	160.000
403	09	01	00	Viáticos y pasajes dentro del país	160.000	0	0	0	0	160.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	478.140	0	0	0	0	478.140
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	425.000	0	0	0	0	425.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	53.140	0	0	0	0	53.140
403	12	00	00	Conservación y reparaciones menores de obras	78.144	0	0	0	0	78.144
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	78.144	0	0	0	0	78.144
403	18	00	00	Impuestos indirectos	314.437	0	0	0	0	314.437
403	18	01	00	Impuesto al valor agregado	314.437	0	0	0	0	314.437
				Totales	**3.124.746**	**0**	**0**	**0**	**0**	**3.124.746**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**1.415.704.490**	0	0	0	0	**1.415.704.490**
401	01	00	00	Sueldos, salarios y otras retribuciones	617.024.852	0	0	0	0	617.024.852
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	319.273.967	0	0	0	0	319.273.967
401	01	03	00	Suplencias a empleados	2.790.996	0	0	0	0	2.790.996
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	214.217.820	0	0	0	0	214.217.820
401	01	12	00	Salarios a obreros en puestos no permanentes	16.941.864	0	0	0	0	16.941.864
401	01	13	00	Suplencias a obreros	3.001.824	0	0	0	0	3.001.824
401	01	18	00	Remuneraciones al personal contratado	60.798.381	0	0	0	0	60.798.381
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	60.798.381	0	0	0	0	60.798.381
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	60.237.144	0	0	0	0	60.237.144
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	36.625.692	0	0	0	0	36.625.692
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	23.611.452	0	0	0	0	23.611.452
401	03	00	00	Primas	316.869.552	0	0	0	0	316.869.552
401	03	02	00	Primas de transporte a empleados	6.162.546	0	0	0	0	6.162.546
401	03	03	00	Primas por hogar a empleados	1.704	0	0	0	0	1.704
401	03	04	00	Primas por hijos a empleados	2.453.844	0	0	0	0	2.453.844
401	03	08	00	Primas de profesionalización a empleados	94.191.960	0	0	0	0	94.191.960
401	03	09	00	Primas por antigüedad a empleados	43.315.776	0	0	0	0	43.315.776
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	6.544.788	0	0	0	0	6.544.788
401	03	17	00	Primas de transporte a obreros	4.855.140	0	0	0	0	4.855.140
401	03	18	00	Primas por hogar a obreros	10.284	0	0	0	0	10.284
401	03	19	00	Primas por hijos de obreros	2.308.950	0	0	0	0	2.308.950
401	03	21	00	Primas por antigüedad a obreros	19.905.852	0	0	0	0	19.905.852
401	03	22	00	Primas de profesionalización a obreros	2.279.814	0	0	0	0	2.279.814
401	03	37	00	Primas de transporte al personal contratado	426.600	0	0	0	0	426.600
401	03	39	00	Primas por hijos al personal contratado	85.050	0	0	0	0	85.050
401	03	40	00	Primas de profesionalización al personal contratado	39.480.708	0	0	0	0	39.480.708
401	03	41	00	Primas por antigüedad al personal contratado	796.740	0	0	0	0	796.740
401	03	47	00	Primas al personal de alto nivel y de dirección	4.813.632	0	0	0	0	4.813.632

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	96	00	Otras primas al personal contratado	10.143.096	0	0	0	0	10.143.096
401	03	97	00	Otras primas a empleados	58.250.580	0	0	0	0	58.250.580
401	03	98	00	Otras primas a obreros	20.842.488	0	0	0	0	20.842.488
401	04	00	00	Complementos de sueldos y salarios	191.252.082	0	0	0	0	191.252.082
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	83.064	0	0	0	0	83.064
401	04	02	00	Complemento a empleados por trabajo nocturno	72.286.914	0	0	0	0	72.286.914
401	04	10	00	Complemento a empleados por días feriados	9.622.800	0	0	0	0	9.622.800
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	237.132	0	0	0	0	237.132
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	37.628.316	0	0	0	0	37.628.316
401	04	20	00	Complemento a obreros por días feriados	9.743.160	0	0	0	0	9.743.160
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	51.264	0	0	0	0	51.264
401	04	28	00	Complemento al personal contratado por días feriados	4.968.936	0	0	0	0	4.968.936
401	04	96	00	Otros complementos a empleados	7.471.344	0	0	0	0	7.471.344
401	04	97	00	Otros complementos a obreros	9.449.328	0	0	0	0	9.449.328
401	04	98	00	Otros complementos al personal contratado	39.709.824	0	0	0	0	39.709.824
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	114.491.544	0	0	0	0	114.491.544
401	05	01	00	Aguinaldos a empleados	7.020	0	0	0	0	7.020
401	05	03	00	Bono vacacional a empleados	67.576.632	0	0	0	0	67.576.632
401	05	04	00	Aguinaldos a obreros	7.020	0	0	0	0	7.020
401	05	06	00	Bono vacacional a obreros	42.051.012	0	0	0	0	42.051.012
401	05	07	00	Aguinaldos al personal contratado	7.020	0	0	0	0	7.020
401	05	08	00	Bono vacacional al personal contratado	2.966.280	0	0	0	0	2.966.280
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	7.020	0	0	0	0	7.020
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.869.540	0	0	0	0	1.869.540
401	06	00	00	Aportes patronales y legales	84.551.448	0	0	0	0	84.551.448
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	23.490.864	0	0	0	0	23.490.864
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	22.396.140	0	0	0	0	22.396.140
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.035.420	0	0	0	0	4.035.420
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	5.489.172	0	0	0	0	5.489.172

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	14.866.332	0	0	0	0	14.866.332
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	578.268	0	0	0	0	578.268
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.549.160	0	0	0	0	2.549.160
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	5.976.384	0	0	0	0	5.976.384
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.622.540	0	0	0	0	2.622.540
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.282.008	0	0	0	0	1.282.008
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	443.820	0	0	0	0	443.820
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	178.920	0	0	0	0	178.920
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	48.456	0	0	0	0	48.456
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	48.468	0	0	0	0	48.468
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	48.384	0	0	0	0	48.384
401	06	95	00	Otros aportes legales por personal contratado	497.112	0	0	0	0	497.112
401	07	00	00	Asistencia socio-económica	31.243.734	0	0	0	0	31.243.734
401	07	01	00	Capacitación y adiestramiento a empleados	314.868	0	0	0	0	314.868
401	07	02	00	Becas a empleados	756.000	0	0	0	0	756.000
401	07	03	00	Ayudas por matrimonio a empleados	53.760	0	0	0	0	53.760
401	07	04	00	Ayudas por nacimiento de hijos a empleados	40.320	0	0	0	0	40.320
401	07	05	00	Ayudas por defunción a empleados	12.600	0	0	0	0	12.600
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.509.788	0	0	0	0	2.509.788
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	384.834	0	0	0	0	384.834
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	54.168	0	0	0	0	54.168
401	07	10	00	Dotación de uniformes a empleados	10.393.584	0	0	0	0	10.393.584
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.061.920	0	0	0	0	3.061.920
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	30.708	0	0	0	0	30.708
401	07	17	00	Capacitación y adiestramiento a obreros	15.960	0	0	0	0	15.960
401	07	18	00	Becas a obreros	5.040	0	0	0	0	5.040
401	07	19	00	Ayudas por matrimonio de obreros	4.200	0	0	0	0	4.200
401	07	20	00	Ayudas por nacimiento de hijos de obreros	4.200	0	0	0	0	4.200

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	21	00	Ayudas por defunción a obreros	12.600	0	0	0	0	12.600
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	572.208	0	0	0	0	572.208
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	208.440	0	0	0	0	208.440
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	29.148	0	0	0	0	29.148
401	07	26	00	Dotación de uniformes a obreros	7.634.196	0	0	0	0	7.634.196
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	638.496	0	0	0	0	638.496
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	26.340	0	0	0	0	26.340
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	44.352	0	0	0	0	44.352
401	07	74	00	Capacitación y adiestramiento al personal contratado	9.432	0	0	0	0	9.432
401	07	75	00	Becas al personal contratado	2.952	0	0	0	0	2.952
401	07	76	00	Ayudas por matrimonio al personal contratado	2.064	0	0	0	0	2.064
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	2.460	0	0	0	0	2.460
401	07	78	00	Ayudas por defunción al personal contratado	7.380	0	0	0	0	7.380
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	1.475.028	0	0	0	0	1.475.028
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	10.560	0	0	0	0	10.560
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	8.364	0	0	0	0	8.364
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	9.744	0	0	0	0	9.744
401	07	83	00	Dotación de uniformes al personal contratado	1.257.888	0	0	0	0	1.257.888
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	272.016	0	0	0	0	272.016
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	69.456	0	0	0	0	69.456
401	07	96	00	Otras subvenciones a empleados	969.192	0	0	0	0	969.192
401	07	97	00	Otras subvenciones a obreros	309.840	0	0	0	0	309.840
401	07	99	00	Otras subvenciones al personal contratado	29.628	0	0	0	0	29.628
401	08	00	00	Prestaciones sociales e indemnizaciones	18.000	0	0	0	0	18.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	18.000	0	0	0	0	18.000
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	16.134	0	0	0	0	16.134
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	16.134	0	0	0	0	16.134
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**147.557.039**	**0**	**0**	**0**	**0**	**147.557.039**
402	01	00	00	Productos alimenticios y agropecuarios	33.314.598	0	0	0	0	33.314.598

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA

META: 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	01	01	00	Alimentos y bebidas para personas	33.314.598	0	0	0	0	33.314.598
402	03	00	00	Textiles y vestuarios	234.024	0	0	0	0	234.024
402	03	01	00	Textiles	116.124	0	0	0	0	116.124
402	03	02	00	Prendas de vestir	117.900	0	0	0	0	117.900
402	05	00	00	Productos de papel, cartón e impresos	54.192	0	0	0	0	54.192
402	05	03	00	Productos de papel y cartón para oficina	29.664	0	0	0	0	29.664
402	05	05	00	Material de enseñanza	24.528	0	0	0	0	24.528
402	06	00	00	Productos químicos y derivados	60.132.468	0	0	0	0	60.132.468
402	06	03	00	Tintas, pinturas y colorantes	92.124	0	0	0	0	92.124
402	06	04	00	Productos farmacéuticos y medicamentos	44.653.508	0	0	0	0	44.653.508
402	06	06	00	Combustibles y lubricantes	43.800	0	0	0	0	43.800
402	06	08	00	Productos plásticos	195.012	0	0	0	0	195.012
402	06	99	00	Otros productos de la industria química y conexos	15.148.024	0	0	0	0	15.148.024
402	08	00	00	Productos metálicos	154.889	0	0	0	0	154.889
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	58.116	0	0	0	0	58.116
402	08	10	00	Repuestos y accesorios para otros equipos	96.773	0	0	0	0	96.773
402	10	00	00	Productos varios y útiles diversos	53.666.868	0	0	0	0	53.666.868
402	10	02	00	Materiales y útiles de limpieza y aseo	276.738	0	0	0	0	276.738
402	10	03	00	Utensilios de cocina y comedor	481.920	0	0	0	0	481.920
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	52.174.164	0	0	0	0	52.174.164
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.784	0	0	0	0	20.784
402	10	06	00	Condecoraciones, ofrendas y similares	9.972	0	0	0	0	9.972
402	10	08	00	Materiales para equipos de computación	186.018	0	0	0	0	186.018
402	10	11	00	Materiales eléctricos	144.708	0	0	0	0	144.708
402	10	12	00	Materiales para instalaciones sanitarias	372.564	0	0	0	0	372.564
403	**00**	**00**	**00**	**Servicios no personales**	**17.933.547**	**0**	**0**	**0**	**0**	**17.933.547**
403	06	00	00	Servicios de transporte y almacenaje	12.300	0	0	0	0	12.300
403	06	01	00	Fletes y embalajes	12.300	0	0	0	0	12.300
403	07	00	00	Servicios de información, impresión y relaciones públicas	57.348	0	0	0	0	57.348
403	07	02	00	Imprenta y reproducción	30.468	0	0	0	0	30.468

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	04	00	Avisos	26.880	0	0	0	0	26.880
403	09	00	00	Viáticos y pasajes	27.948	0	0	0	0	27.948
403	09	01	00	Viáticos y pasajes dentro del país	27.948	0	0	0	0	27.948
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	179.580	0	0	0	0	179.580
403	10	07	00	Servicios de capacitación y adiestramiento	179.580	0	0	0	0	179.580
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.190.004	0	0	0	0	1.190.004
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	286.398	0	0	0	0	286.398
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	360.126	0	0	0	0	360.126
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	293.916	0	0	0	0	293.916
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	249.564	0	0	0	0	249.564
403	12	00	00	Conservación y reparaciones menores de obras	183.720	0	0	0	0	183.720
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	183.720	0	0	0	0	183.720
403	18	00	00	Impuestos indirectos	16.149.015	0	0	0	0	16.149.015
403	18	01	00	Impuesto al valor agregado	16.149.015	0	0	0	0	16.149.015
403	99	00	00	Otros servicios no personales	133.632	0	0	0	0	133.632
403	99	01	00	Otros servicios no personales	133.632	0	0	0	0	133.632
404	**00**	**00**	**00**	**Activos reales**	**16.361.818**	**0**	**0**	**0**	**0**	**16.361.818**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	12.141.652	0	0	0	0	12.141.652
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	12.141.652	0	0	0	0	12.141.652
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	10.411.816	0	0	0	0	10.411.816
404	01	02	04	Reparaciones, mejoras y adiciones mayores de equipos médico-quirúrgicos, dentales y de veterinaria	623.412	0	0	0	0	623.412
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	865.920	0	0	0	0	865.920
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	240.504	0	0	0	0	240.504
404	05	00	00	Equipos de comunicaciones y de señalamiento	243.288	0	0	0	0	243.288
404	05	01	00	Equipos de telecomunicaciones	243.288	0	0	0	0	243.288
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.762.332	0	0	0	0	1.762.332
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.762.332	0	0	0	0	1.762.332
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.214.546	0	0	0	0	2.214.546
404	09	01	00	Mobiliario y equipos de oficina	734.868	0	0	0	0	734.868

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA

META: 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	02	00	Equipos de computación	899.382	0	0	0	0	899.382
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	580.296	0	0	0	0	580.296
				Totales	**1.597.556.894**	**0**	**0**	**0**	**0**	**1.597.556.894**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

54 - 77

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA

META: 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540232001 ATENCIÓN EN SALUD PREVENTIVA Y CURATIVA A LA POBLACIÓN QUE ASISTE A LA RED DE ATENCIÓN COMUNAL EN SALUD.

UNIDAD DE MEDIDA: CONSULTA **META:** 703.840

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**250.563.690**	0	0	0	0	**250.563.690**
401	01	00	00	Sueldos, salarios y otras retribuciones	117.130.050	0	0	0	0	117.130.050
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	60.517.614	0	0	0	0	60.517.614
401	01	03	00	Suplencias a empleados	558.192	0	0	0	0	558.192
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	43.083.564	0	0	0	0	43.083.564
401	01	12	00	Salarios a obreros en puestos no permanentes	3.388.368	0	0	0	0	3.388.368
401	01	13	00	Suplencias a obreros	600.360	0	0	0	0	600.360
401	01	18	00	Remuneraciones al personal contratado	8.981.952	0	0	0	0	8.981.952
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	8.981.952	0	0	0	0	8.981.952
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	12.047.424	0	0	0	0	12.047.424
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	7.325.136	0	0	0	0	7.325.136
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	4.722.288	0	0	0	0	4.722.288
401	03	00	00	Primas	49.394.112	0	0	0	0	49.394.112
401	03	02	00	Primas de transporte a empleados	1.232.532	0	0	0	0	1.232.532
401	03	03	00	Primas por hogar a empleados	324	0	0	0	0	324
401	03	04	00	Primas por hijos a empleados	490.776	0	0	0	0	490.776
401	03	08	00	Primas de profesionalización a empleados	12.329.352	0	0	0	0	12.329.352
401	03	09	00	Primas por antigüedad a empleados	8.663.160	0	0	0	0	8.663.160
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.308.960	0	0	0	0	1.308.960
401	03	17	00	Primas de transporte a obreros	971.028	0	0	0	0	971.028
401	03	18	00	Primas por hogar a obreros	2.244	0	0	0	0	2.244
401	03	19	00	Primas por hijos de obreros	461.790	0	0	0	0	461.790
401	03	21	00	Primas por antigüedad a obreros	3.981.168	0	0	0	0	3.981.168
401	03	22	00	Primas de profesionalización a obreros	459.162	0	0	0	0	459.162
401	03	37	00	Primas de transporte al personal contratado	85.320	0	0	0	0	85.320

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540232001 ATENCIÓN EN SALUD PREVENTIVA Y CURATIVA A LA POBLACIÓN QUE ASISTE A LA RED DE ATENCIÓN COMUNAL EN SALUD.

UNIDAD DE MEDIDA: CONSULTA **META:** 703.840

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	39	00	Primas por hijos al personal contratado	17.010	0	0	0	0	17.010
401	03	40	00	Primas de profesionalización al personal contratado	1.384.698	0	0	0	0	1.384.698
401	03	41	00	Primas por antigüedad al personal contratado	159.348	0	0	0	0	159.348
401	03	96	00	Otras primas al personal contratado	2.028.624	0	0	0	0	2.028.624
401	03	97	00	Otras primas a empleados	11.650.116	0	0	0	0	11.650.116
401	03	98	00	Otras primas a obreros	4.168.500	0	0	0	0	4.168.500
401	04	00	00	Complementos de sueldos y salarios	25.266.432	0	0	0	0	25.266.432
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	16.608	0	0	0	0	16.608
401	04	02	00	Complemento a empleados por trabajo nocturno	7.956.540	0	0	0	0	7.956.540
401	04	10	00	Complemento a empleados por días feriados	1.924.560	0	0	0	0	1.924.560
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	47.424	0	0	0	0	47.424
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	7.535.664	0	0	0	0	7.535.664
401	04	20	00	Complemento a obreros por días feriados	1.948.632	0	0	0	0	1.948.632
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	7.812	0	0	0	0	7.812
401	04	28	00	Complemento al personal contratado por días feriados	993.792	0	0	0	0	993.792
401	04	96	00	Otros complementos a empleados	1.495.428	0	0	0	0	1.495.428
401	04	97	00	Otros complementos a obreros	1.889.868	0	0	0	0	1.889.868
401	04	98	00	Otros complementos al personal contratado	1.450.104	0	0	0	0	1.450.104
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	22.898.304	0	0	0	0	22.898.304
401	05	01	00	Aguinaldos a empleados	1.404	0	0	0	0	1.404
401	05	03	00	Bono vacacional a empleados	13.515.324	0	0	0	0	13.515.324
401	05	04	00	Aguinaldos a obreros	1.404	0	0	0	0	1.404
401	05	06	00	Bono vacacional a obreros	8.410.200	0	0	0	0	8.410.200
401	05	07	00	Aguinaldos al personal contratado	1.404	0	0	0	0	1.404
401	05	08	00	Bono vacacional al personal contratado	593.256	0	0	0	0	593.256

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540232001 ATENCIÓN EN SALUD PREVENTIVA Y CURATIVA A LA POBLACIÓN QUE ASISTE A LA RED DE ATENCIÓN COMUNAL EN SALUD.

UNIDAD DE MEDIDA: CONSULTA **META:** 703.840

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.404	0	0	0	0	1.404
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	373.908	0	0	0	0	373.908
401	06	00	00	Aportes patronales y legales	17.237.952	0	0	0	0	17.237.952
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.698.168	0	0	0	0	4.698.168
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	4.479.228	0	0	0	0	4.479.228
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	807.084	0	0	0	0	807.084
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.097.832	0	0	0	0	1.097.832
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.973.264	0	0	0	0	2.973.264
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	115.656	0	0	0	0	115.656
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	509.832	0	0	0	0	509.832
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.195.272	0	0	0	0	1.195.272
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	524.508	0	0	0	0	524.508
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	256.404	0	0	0	0	256.404
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	88.764	0	0	0	0	88.764
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	35.784	0	0	0	0	35.784
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	9.696	0	0	0	0	9.696
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	9.696	0	0	0	0	9.696
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	16.452	0	0	0	0	16.452
401	06	95	00	Otros aportes legales por personal contratado	420.312	0	0	0	0	420.312
401	07	00	00	Asistencia socio-económica	6.588.900	0	0	0	0	6.588.900
401	07	01	00	Capacitación y adiestramiento a empleados	62.976	0	0	0	0	62.976
401	07	02	00	Becas a empleados	151.200	0	0	0	0	151.200
401	07	03	00	Ayudas por matrimonio a empleados	10.752	0	0	0	0	10.752
401	07	04	00	Ayudas por nacimiento de hijos a empleados	8.064	0	0	0	0	8.064

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540232001 ATENCIÓN EN SALUD PREVENTIVA Y CURATIVA A LA POBLACIÓN QUE ASISTE A LA RED DE ATENCIÓN COMUNAL EN SALUD.

UNIDAD DE MEDIDA: CONSULTA **META:** 703.840

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	05	00	Ayudas por defunción a empleados	2.520	0	0	0	0	2.520
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	501.960	0	0	0	0	501.960
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	76.968	0	0	0	0	76.968
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	22.044	0	0	0	0	22.044
401	07	10	00	Dotación de uniformes a empleados	2.278.716	0	0	0	0	2.278.716
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	612.384	0	0	0	0	612.384
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	9.900	0	0	0	0	9.900
401	07	17	00	Capacitación y adiestramiento a obreros	3.192	0	0	0	0	3.192
401	07	18	00	Becas a obreros	1.008	0	0	0	0	1.008
401	07	19	00	Ayudas por matrimonio de obreros	840	0	0	0	0	840
401	07	20	00	Ayudas por nacimiento de hijos de obreros	840	0	0	0	0	840
401	07	21	00	Ayudas por defunción a obreros	2.520	0	0	0	0	2.520
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	114.444	0	0	0	0	114.444
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	41.688	0	0	0	0	41.688
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	6.780	0	0	0	0	6.780
401	07	26	00	Dotación de uniformes a obreros	1.726.836	0	0	0	0	1.726.836
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	127.704	0	0	0	0	127.704
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	11.880	0	0	0	0	11.880
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	11.292	0	0	0	0	11.292
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	295.008	0	0	0	0	295.008
401	07	83	00	Dotación de uniformes al personal contratado	251.580	0	0	0	0	251.580
401	07	96	00	Otras subvenciones a empleados	193.836	0	0	0	0	193.836
401	07	97	00	Otras subvenciones a obreros	61.968	0	0	0	0	61.968
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	516	0	0	0	0	516

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540232001 ATENCIÓN EN SALUD PREVENTIVA Y CURATIVA A LA POBLACIÓN QUE ASISTE A LA RED DE ATENCIÓN COMUNAL EN SALUD.

UNIDAD DE MEDIDA: CONSULTA **META:** 703.840

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	516	0	0	0	0	516
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.510.856**	**0**	**0**	**0**	**0**	**8.510.856**
402	06	00	00	Productos químicos y derivados	3.814.368	0	0	0	0	3.814.368
402	06	04	00	Productos farmacéuticos y medicamentos	3.814.368	0	0	0	0	3.814.368
402	10	00	00	Productos varios y útiles diversos	4.696.488	0	0	0	0	4.696.488
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.696.488	0	0	0	0	4.696.488
403	**00**	**00**	**00**	**Servicios no personales**	**507.204**	**0**	**0**	**0**	**0**	**507.204**
403	18	00	00	Impuestos indirectos	507.204	0	0	0	0	507.204
403	18	01	00	Impuesto al valor agregado	507.204	0	0	0	0	507.204
				Totales	**259.581.750**	**0**	**0**	**0**	**0**	**259.581.750**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540232002 ATENCIÓN EN SALUD PREVENTIVA Y CURATIVA MEDIANTE EL DIAGNÓSTICO Y REHABILITACIÓN A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA ESPECIALIZADA.

UNIDAD DE MEDIDA: CONSULTA **META:** 555.713

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	268.461.090	0	0	0	0	268.461.090
401	01	00	00	Sueldos, salarios y otras retribuciones	124.567.206	0	0	0	0	124.567.206
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	64.339.578	0	0	0	0	64.339.578
401	01	03	00	Suplencias a empleados	598.068	0	0	0	0	598.068
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	45.839.532	0	0	0	0	45.839.532
401	01	12	00	Salarios a obreros en puestos no permanentes	3.630.396	0	0	0	0	3.630.396
401	01	13	00	Suplencias a obreros	643.248	0	0	0	0	643.248
401	01	18	00	Remuneraciones al personal contratado	9.516.384	0	0	0	0	9.516.384
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	9.516.384	0	0	0	0	9.516.384
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	12.907.956	0	0	0	0	12.907.956
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	7.848.360	0	0	0	0	7.848.360
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	5.059.596	0	0	0	0	5.059.596
401	03	00	00	Primas	54.191.520	0	0	0	0	54.191.520
401	03	02	00	Primas de transporte a empleados	1.320.570	0	0	0	0	1.320.570
401	03	03	00	Primas por hogar a empleados	348	0	0	0	0	348
401	03	04	00	Primas por hijos a empleados	525.816	0	0	0	0	525.816
401	03	08	00	Primas de profesionalización a empleados	13.201.446	0	0	0	0	13.201.446
401	03	09	00	Primas por antigüedad a empleados	9.281.952	0	0	0	0	9.281.952
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.402.452	0	0	0	0	1.402.452
401	03	17	00	Primas de transporte a obreros	1.040.388	0	0	0	0	1.040.388
401	03	18	00	Primas por hogar a obreros	528	0	0	0	0	528
401	03	19	00	Primas por hijos de obreros	494.772	0	0	0	0	494.772
401	03	21	00	Primas por antigüedad a obreros	4.265.544	0	0	0	0	4.265.544
401	03	22	00	Primas de profesionalización a obreros	487.680	0	0	0	0	487.680
401	03	37	00	Primas de transporte al personal contratado	91.416	0	0	0	0	91.416

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540232002 ATENCIÓN EN SALUD PREVENTIVA Y CURATIVA MEDIANTE EL DIAGNÓSTICO Y REHABILITACIÓN A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA ESPECIALIZADA.

UNIDAD DE MEDIDA: CONSULTA **META:** 555.713

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	39	00	Primas por hijos al personal contratado	18.228	0	0	0	0	18.228
401	03	40	00	Primas de profesionalización al personal contratado	1.478.256	0	0	0	0	1.478.256
401	03	41	00	Primas por antigüedad al personal contratado	170.736	0	0	0	0	170.736
401	03	47	00	Primas al personal de alto nivel y de dirección	1.289.364	0	0	0	0	1.289.364
401	03	96	00	Otras primas al personal contratado	2.173.512	0	0	0	0	2.173.512
401	03	97	00	Otras primas a empleados	12.482.268	0	0	0	0	12.482.268
401	03	98	00	Otras primas a obreros	4.466.244	0	0	0	0	4.466.244
401	04	00	00	Complementos de sueldos y salarios	27.083.388	0	0	0	0	27.083.388
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	17.796	0	0	0	0	17.796
401	04	02	00	Complemento a empleados por trabajo nocturno	8.524.860	0	0	0	0	8.524.860
401	04	10	00	Complemento a empleados por días feriados	2.062.032	0	0	0	0	2.062.032
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	50.820	0	0	0	0	50.820
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	8.073.924	0	0	0	0	8.073.924
401	04	20	00	Complemento a obreros por días feriados	2.087.820	0	0	0	0	2.087.820
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	20.580	0	0	0	0	20.580
401	04	28	00	Complemento al personal contratado por días feriados	1.064.772	0	0	0	0	1.064.772
401	04	96	00	Otros complementos a empleados	1.602.240	0	0	0	0	1.602.240
401	04	97	00	Otros complementos a obreros	2.024.856	0	0	0	0	2.024.856
401	04	98	00	Otros complementos al personal contratado	1.553.688	0	0	0	0	1.553.688
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	24.533.892	0	0	0	0	24.533.892
401	05	01	00	Aguinaldos a empleados	1.500	0	0	0	0	1.500
401	05	03	00	Bono vacacional a empleados	14.480.712	0	0	0	0	14.480.712
401	05	04	00	Aguinaldos a obreros	1.500	0	0	0	0	1.500
401	05	06	00	Bono vacacional a obreros	9.010.932	0	0	0	0	9.010.932
401	05	07	00	Aguinaldos al personal contratado	1.500	0	0	0	0	1.500

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540232002 ATENCIÓN EN SALUD PREVENTIVA Y CURATIVA MEDIANTE EL DIAGNÓSTICO Y REHABILITACIÓN A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA ESPECIALIZADA.

UNIDAD DE MEDIDA: CONSULTA **META:** 555.713

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	08	00	Bono vacacional al personal contratado	635.628	0	0	0	0	635.628
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.500	0	0	0	0	1.500
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	400.620	0	0	0	0	400.620
401	06	00	00	Aportes patronales y legales	18.074.652	0	0	0	0	18.074.652
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.033.760	0	0	0	0	5.033.760
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	4.799.172	0	0	0	0	4.799.172
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	864.732	0	0	0	0	864.732
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.176.252	0	0	0	0	1.176.252
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	3.185.640	0	0	0	0	3.185.640
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	123.912	0	0	0	0	123.912
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	546.252	0	0	0	0	546.252
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.280.652	0	0	0	0	1.280.652
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	561.972	0	0	0	0	561.972
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	274.716	0	0	0	0	274.716
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	95.100	0	0	0	0	95.100
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	38.340	0	0	0	0	38.340
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	10.380	0	0	0	0	10.380
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	10.392	0	0	0	0	10.392
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	15.000	0	0	0	0	15.000
401	06	95	00	Otros aportes legales por personal contratado	58.380	0	0	0	0	58.380
401	07	00	00	Asistencia socio-económica	7.101.468	0	0	0	0	7.101.468
401	07	01	00	Capacitación y adiestramiento a empleados	67.476	0	0	0	0	67.476
401	07	02	00	Becas a empleados	162.000	0	0	0	0	162.000
401	07	03	00	Ayudas por matrimonio a empleados	11.520	0	0	0	0	11.520

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540232002 ATENCIÓN EN SALUD PREVENTIVA Y CURATIVA MEDIANTE EL DIAGNÓSTICO Y REHABILITACIÓN A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA ESPECIALIZADA.

UNIDAD DE MEDIDA: CONSULTA **META:** 555.713

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	8.640	0	0	0	0	8.640
401	07	05	00	Ayudas por defunción a empleados	2.700	0	0	0	0	2.700
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	537.816	0	0	0	0	537.816
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	82.464	0	0	0	0	82.464
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	14.628	0	0	0	0	14.628
401	07	10	00	Dotación de uniformes a empleados	2.477.196	0	0	0	0	2.477.196
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	656.124	0	0	0	0	656.124
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	4.200	0	0	0	0	4.200
401	07	17	00	Capacitación y adiestramiento a obreros	3.420	0	0	0	0	3.420
401	07	18	00	Becas a obreros	1.080	0	0	0	0	1.080
401	07	19	00	Ayudas por matrimonio de obreros	900	0	0	0	0	900
401	07	20	00	Ayudas por nacimiento de hijos de obreros	900	0	0	0	0	900
401	07	21	00	Ayudas por defunción a obreros	2.700	0	0	0	0	2.700
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	122.616	0	0	0	0	122.616
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	44.664	0	0	0	0	44.664
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	12.000	0	0	0	0	12.000
401	07	26	00	Dotación de uniformes a obreros	1.885.896	0	0	0	0	1.885.896
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	136.824	0	0	0	0	136.824
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	6.000	0	0	0	0	6.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	316.080	0	0	0	0	316.080
401	07	83	00	Dotación de uniformes al personal contratado	269.544	0	0	0	0	269.544
401	07	96	00	Otras subvenciones a empleados	207.684	0	0	0	0	207.684
401	07	97	00	Otras subvenciones a obreros	66.396	0	0	0	0	66.396
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	1.008	0	0	0	0	1.008

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 540232002 ATENCIÓN EN SALUD PREVENTIVA Y CURATIVA MEDIANTE EL DIAGNÓSTICO Y REHABILITACIÓN A LA POBLACIÓN QUE ASISTE A LA RED AMBULATORIA ESPECIALIZADA.

UNIDAD DE MEDIDA: CONSULTA **META:** 555.713

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	1.008	0	0	0	0	1.008
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.237.904**	**0**	**0**	**0**	**0**	**8.237.904**
402	06	00	00	Productos químicos y derivados	4.120.620	0	0	0	0	4.120.620
402	06	04	00	Productos farmacéuticos y medicamentos	2.883.840	0	0	0	0	2.883.840
402	06	99	00	Otros productos de la industria química y conexos	1.236.780	0	0	0	0	1.236.780
402	10	00	00	Productos varios y útiles diversos	4.117.284	0	0	0	0	4.117.284
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.117.284	0	0	0	0	4.117.284
403	**00**	**00**	**00**	**Servicios no personales**	**706.188**	**0**	**0**	**0**	**0**	**706.188**
403	18	00	00	Impuestos indirectos	706.188	0	0	0	0	706.188
403	18	01	00	Impuesto al valor agregado	706.188	0	0	0	0	706.188
404	**00**	**00**	**00**	**Activos reales**	**950.244**	**0**	**0**	**0**	**0**	**950.244**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	950.244	0	0	0	0	950.244
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	950.244	0	0	0	0	950.244
				Totales	**278.355.426**	**0**	**0**	**0**	**0**	**278.355.426**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540232003 ATENCIÓN EN SALUD INTEGRAL Y ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS QUE COMPONEN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.908.842

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	878.782.304	0	0	0	0	878.782.304
401	01	00	00	Sueldos, salarios y otras retribuciones	367.089.776	0	0	0	0	367.089.776
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	190.194.143	0	0	0	0	190.194.143
401	01	03	00	Suplencias a empleados	1.594.860	0	0	0	0	1.594.860
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	122.238.756	0	0	0	0	122.238.756
401	01	12	00	Salarios a obreros en puestos no permanentes	9.681.072	0	0	0	0	9.681.072
401	01	13	00	Suplencias a obreros	1.715.328	0	0	0	0	1.715.328
401	01	18	00	Remuneraciones al personal contratado	41.665.617	0	0	0	0	41.665.617
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	41.665.617	0	0	0	0	41.665.617
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	34.421.232	0	0	0	0	34.421.232
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	20.928.972	0	0	0	0	20.928.972
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	13.492.260	0	0	0	0	13.492.260
401	03	00	00	Primas	209.664.924	0	0	0	0	209.664.924
401	03	02	00	Primas de transporte a empleados	3.521.520	0	0	0	0	3.521.520
401	03	03	00	Primas por hogar a empleados	912	0	0	0	0	912
401	03	04	00	Primas por hijos a empleados	1.402.200	0	0	0	0	1.402.200
401	03	08	00	Primas de profesionalización a empleados	67.781.070	0	0	0	0	67.781.070
401	03	09	00	Primas por antigüedad a empleados	24.751.872	0	0	0	0	24.751.872
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.739.884	0	0	0	0	3.739.884
401	03	17	00	Primas de transporte a obreros	2.774.364	0	0	0	0	2.774.364
401	03	18	00	Primas por hogar a obreros	1.200	0	0	0	0	1.200
401	03	19	00	Primas por hijos de obreros	1.319.400	0	0	0	0	1.319.400
401	03	21	00	Primas por antigüedad a obreros	11.374.776	0	0	0	0	11.374.776
401	03	22	00	Primas de profesionalización a obreros	1.300.464	0	0	0	0	1.300.464
401	03	37	00	Primas de transporte al personal contratado	243.768	0	0	0	0	243.768

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540232003 ATENCIÓN EN SALUD INTEGRAL Y ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS QUE COMPONEN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.908.842

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	39	00	Primas por hijos al personal contratado	48.600	0	0	0	0	48.600
401	03	40	00	Primas de profesionalización al personal contratado	36.519.210	0	0	0	0	36.519.210
401	03	41	00	Primas por antigüedad al personal contratado	455.280	0	0	0	0	455.280
401	03	47	00	Primas al personal de alto nivel y de dirección	3.438.300	0	0	0	0	3.438.300
401	03	96	00	Otras primas al personal contratado	5.796.060	0	0	0	0	5.796.060
401	03	97	00	Otras primas a empleados	33.286.044	0	0	0	0	33.286.044
401	03	98	00	Otras primas a obreros	11.910.000	0	0	0	0	11.910.000
401	04	00	00	Complementos de sueldos y salarios	137.126.274	0	0	0	0	137.126.274
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	47.460	0	0	0	0	47.460
401	04	02	00	Complemento a empleados por trabajo nocturno	55.260.186	0	0	0	0	55.260.186
401	04	10	00	Complemento a empleados por días feriados	5.498.736	0	0	0	0	5.498.736
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	135.504	0	0	0	0	135.504
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	21.480.468	0	0	0	0	21.480.468
401	04	20	00	Complemento a obreros por días feriados	5.567.520	0	0	0	0	5.567.520
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	22.308	0	0	0	0	22.308
401	04	28	00	Complemento al personal contratado por días feriados	2.839.392	0	0	0	0	2.839.392
401	04	96	00	Otros complementos a empleados	4.272.636	0	0	0	0	4.272.636
401	04	97	00	Otros complementos a obreros	5.399.616	0	0	0	0	5.399.616
401	04	98	00	Otros complementos al personal contratado	36.602.448	0	0	0	0	36.602.448
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	65.423.736	0	0	0	0	65.423.736
401	05	01	00	Aguinaldos a empleados	4.008	0	0	0	0	4.008
401	05	03	00	Bono vacacional a empleados	38.615.220	0	0	0	0	38.615.220
401	05	04	00	Aguinaldos a obreros	4.008	0	0	0	0	4.008
401	05	06	00	Bono vacacional a obreros	24.029.148	0	0	0	0	24.029.148
401	05	07	00	Aguinaldos al personal contratado	4.008	0	0	0	0	4.008

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540232003 ATENCIÓN EN SALUD INTEGRAL Y ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS QUE COMPONEN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.908.842

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	08	00	Bono vacacional al personal contratado	1.695.024	0	0	0	0	1.695.024
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	4.008	0	0	0	0	4.008
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.068.312	0	0	0	0	1.068.312
401	06	00	00	Aportes patronales y legales	48.035.724	0	0	0	0	48.035.724
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	13.423.356	0	0	0	0	13.423.356
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	12.797.796	0	0	0	0	12.797.796
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.305.956	0	0	0	0	2.305.956
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	3.136.668	0	0	0	0	3.136.668
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	8.495.052	0	0	0	0	8.495.052
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	330.444	0	0	0	0	330.444
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.456.656	0	0	0	0	1.456.656
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.415.080	0	0	0	0	3.415.080
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.498.596	0	0	0	0	1.498.596
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	732.576	0	0	0	0	732.576
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	253.608	0	0	0	0	253.608
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	102.240	0	0	0	0	102.240
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	27.684	0	0	0	0	27.684
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	27.684	0	0	0	0	27.684
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	15.564	0	0	0	0	15.564
401	06	95	00	Otros aportes legales por personal contratado	16.764	0	0	0	0	16.764
401	07	00	00	Asistencia socio-económica	16.990.638	0	0	0	0	16.990.638
401	07	01	00	Capacitación y adiestramiento a empleados	179.916	0	0	0	0	179.916
401	07	02	00	Becas a empleados	432.000	0	0	0	0	432.000
401	07	03	00	Ayudas por matrimonio a empleados	30.720	0	0	0	0	30.720

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540232003 ATENCIÓN EN SALUD INTEGRAL Y ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS QUE COMPONEN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.908.842

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	23.040	0	0	0	0	23.040
401	07	05	00	Ayudas por defunción a empleados	7.200	0	0	0	0	7.200
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.434.168	0	0	0	0	1.434.168
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	219.906	0	0	0	0	219.906
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	16.152	0	0	0	0	16.152
401	07	10	00	Dotación de uniformes a empleados	5.439.192	0	0	0	0	5.439.192
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.749.672	0	0	0	0	1.749.672
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	15.000	0	0	0	0	15.000
401	07	17	00	Capacitación y adiestramiento a obreros	9.120	0	0	0	0	9.120
401	07	18	00	Becas a obreros	2.880	0	0	0	0	2.880
401	07	19	00	Ayudas por matrimonio de obreros	2.400	0	0	0	0	2.400
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.400	0	0	0	0	2.400
401	07	21	00	Ayudas por defunción a obreros	7.200	0	0	0	0	7.200
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	326.976	0	0	0	0	326.976
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	119.112	0	0	0	0	119.112
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	8.856	0	0	0	0	8.856
401	07	26	00	Dotación de uniformes a obreros	3.862.404	0	0	0	0	3.862.404
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	364.848	0	0	0	0	364.848
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	7.536	0	0	0	0	7.536
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	32.256	0	0	0	0	32.256
401	07	74	00	Capacitación y adiestramiento al personal contratado	9.204	0	0	0	0	9.204
401	07	75	00	Becas al personal contratado	2.880	0	0	0	0	2.880
401	07	76	00	Ayudas por matrimonio al personal contratado	2.004	0	0	0	0	2.004
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	2.400	0	0	0	0	2.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540232003 ATENCIÓN EN SALUD INTEGRAL Y ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS QUE COMPONEN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.908.842

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	78	00	Ayudas por defunción al personal contratado	7.200	0	0	0	0	7.200
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	842.868	0	0	0	0	842.868
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	9.060	0	0	0	0	9.060
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	7.296	0	0	0	0	7.296
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	7.296	0	0	0	0	7.296
401	07	83	00	Dotación de uniformes al personal contratado	718.800	0	0	0	0	718.800
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	265.380	0	0	0	0	265.380
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	68.424	0	0	0	0	68.424
401	07	96	00	Otras subvenciones a empleados	553.824	0	0	0	0	553.824
401	07	97	00	Otras subvenciones a obreros	177.048	0	0	0	0	177.048
401	07	99	00	Otras subvenciones al personal contratado	24.000	0	0	0	0	24.000
401	08	00	00	Prestaciones sociales e indemnizaciones	18.000	0	0	0	0	18.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	18.000	0	0	0	0	18.000
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	12.000	0	0	0	0	12.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	12.000	0	0	0	0	12.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**130.027.811**	**0**	**0**	**0**	**0**	**130.027.811**
402	01	00	00	Productos alimenticios y agropecuarios	33.264.726	0	0	0	0	33.264.726
402	01	01	00	Alimentos y bebidas para personas	33.264.726	0	0	0	0	33.264.726
402	03	00	00	Textiles y vestuarios	205.560	0	0	0	0	205.560
402	03	01	00	Textiles	101.892	0	0	0	0	101.892
402	03	02	00	Prendas de vestir	103.668	0	0	0	0	103.668
402	06	00	00	Productos químicos y derivados	51.686.976	0	0	0	0	51.686.976
402	06	04	00	Productos farmacéuticos y medicamentos	37.955.300	0	0	0	0	37.955.300
402	06	08	00	Productos plásticos	195.012	0	0	0	0	195.012

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540232003 ATENCIÓN EN SALUD INTEGRAL Y ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS QUE COMPONEN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.908.842

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	99	00	Otros productos de la industria química y conexos	13.536.664	0	0	0	0	13.536.664
402	08	00	00	Productos metálicos	124.121	0	0	0	0	124.121
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	51.444	0	0	0	0	51.444
402	08	10	00	Repuestos y accesorios para otros equipos	72.677	0	0	0	0	72.677
402	10	00	00	Productos varios y útiles diversos	44.746.428	0	0	0	0	44.746.428
402	10	02	00	Materiales y útiles de limpieza y aseo	250.050	0	0	0	0	250.050
402	10	03	00	Utensilios de cocina y comedor	481.920	0	0	0	0	481.920
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	43.360.392	0	0	0	0	43.360.392
402	10	08	00	Materiales para equipos de computación	136.794	0	0	0	0	136.794
402	10	11	00	Materiales eléctricos	144.708	0	0	0	0	144.708
402	10	12	00	Materiales para instalaciones sanitarias	372.564	0	0	0	0	372.564
403	**00**	**00**	**00**	**Servicios no personales**	**16.150.744**	**0**	**0**	**0**	**0**	**16.150.744**
403	06	00	00	Servicios de transporte y almacenaje	12.300	0	0	0	0	12.300
403	06	01	00	Fletes y embalajes	12.300	0	0	0	0	12.300
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.036.728	0	0	0	0	1.036.728
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	209.760	0	0	0	0	209.760
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	360.126	0	0	0	0	360.126
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	261.072	0	0	0	0	261.072
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	205.770	0	0	0	0	205.770
403	12	00	00	Conservación y reparaciones menores de obras	183.720	0	0	0	0	183.720
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	183.720	0	0	0	0	183.720
403	18	00	00	Impuestos indirectos	14.784.364	0	0	0	0	14.784.364
403	18	01	00	Impuesto al valor agregado	14.784.364	0	0	0	0	14.784.364
403	99	00	00	Otros servicios no personales	133.632	0	0	0	0	133.632
403	99	01	00	Otros servicios no personales	133.632	0	0	0	0	133.632

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540232003 ATENCIÓN EN SALUD INTEGRAL Y ESPECIALIZADA A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS QUE COMPONEN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.908.842

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**15.186.712**	**0**	**0**	**0**	**0**	**15.186.712**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	12.040.042	0	0	0	0	12.040.042
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	12.040.042	0	0	0	0	12.040.042
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	10.339.552	0	0	0	0	10.339.552
404	01	02	04	Reparaciones, mejoras y adiciones mayores de equipos médico-quirúrgicos, dentales y de veterinaria	623.412	0	0	0	0	623.412
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	865.920	0	0	0	0	865.920
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	211.158	0	0	0	0	211.158
404	05	00	00	Equipos de comunicaciones y de señalamiento	243.288	0	0	0	0	243.288
404	05	01	00	Equipos de telecomunicaciones	243.288	0	0	0	0	243.288
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	812.088	0	0	0	0	812.088
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	812.088	0	0	0	0	812.088
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.091.294	0	0	0	0	2.091.294
404	09	01	00	Mobiliario y equipos de oficina	710.352	0	0	0	0	710.352
404	09	02	00	Equipos de computación	827.502	0	0	0	0	827.502
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	553.440	0	0	0	0	553.440
				Totales	**1.040.147.571**	**0**	**0**	**0**	**0**	**1.040.147.571**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540232004 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO AL TALENTO HUMANO.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 600

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**166.368**	**0**	**0**	**0**	**0**	**166.368**
402	01	00	00	Productos alimenticios y agropecuarios	34.452	0	0	0	0	34.452
402	01	01	00	Alimentos y bebidas para personas	34.452	0	0	0	0	34.452
402	05	00	00	Productos de papel, cartón e impresos	54.192	0	0	0	0	54.192
402	05	03	00	Productos de papel y cartón para oficina	29.664	0	0	0	0	29.664
402	05	05	00	Material de enseñanza	24.528	0	0	0	0	24.528
402	06	00	00	Productos químicos y derivados	24.240	0	0	0	0	24.240
402	06	03	00	Tintas, pinturas y colorantes	24.240	0	0	0	0	24.240
402	10	00	00	Productos varios y útiles diversos	53.484	0	0	0	0	53.484
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.784	0	0	0	0	20.784
402	10	06	00	Condecoraciones, ofrendas y similares	9.972	0	0	0	0	9.972
402	10	08	00	Materiales para equipos de computación	22.728	0	0	0	0	22.728
403	**00**	**00**	**00**	**Servicios no personales**	**313.296**	**0**	**0**	**0**	**0**	**313.296**
403	07	00	00	Servicios de información, impresión y relaciones públicas	57.348	0	0	0	0	57.348
403	07	02	00	Imprenta y reproducción	30.468	0	0	0	0	30.468
403	07	04	00	Avisos	26.880	0	0	0	0	26.880
403	09	00	00	Viáticos y pasajes	27.948	0	0	0	0	27.948
403	09	01	00	Viáticos y pasajes dentro del país	27.948	0	0	0	0	27.948
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	179.580	0	0	0	0	179.580
403	10	07	00	Servicios de capacitación y adiestramiento	179.580	0	0	0	0	179.580
403	18	00	00	Impuestos indirectos	48.420	0	0	0	0	48.420
403	18	01	00	Impuesto al valor agregado	48.420	0	0	0	0	48.420
404	**00**	**00**	**00**	**Activos reales**	**63.696**	**0**	**0**	**0**	**0**	**63.696**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	63.696	0	0	0	0	63.696
404	09	02	00	Equipos de computación	36.840	0	0	0	0	36.840

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540232004 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO AL TALENTO HUMANO.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 600

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	26.856	0	0	0	0	26.856
				Totales	**543.360**	**0**	**0**	**0**	**0**	**543.360**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540232005 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDEMOEPIDÉMICAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 384.440

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**17.897.406**	**0**	**0**	**0**	**0**	**17.897.406**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.237.820	0	0	0	0	8.237.820
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.222.632	0	0	0	0	4.222.632
401	01	03	00	Suplencias a empleados	39.876	0	0	0	0	39.876
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	3.055.968	0	0	0	0	3.055.968
401	01	12	00	Salarios a obreros en puestos no permanentes	242.028	0	0	0	0	242.028
401	01	13	00	Suplencias a obreros	42.888	0	0	0	0	42.888
401	01	18	00	Remuneraciones al personal contratado	634.428	0	0	0	0	634.428
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	634.428	0	0	0	0	634.428
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	860.532	0	0	0	0	860.532
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	523.224	0	0	0	0	523.224
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	337.308	0	0	0	0	337.308
401	03	00	00	Primas	3.618.996	0	0	0	0	3.618.996
401	03	02	00	Primas de transporte a empleados	87.924	0	0	0	0	87.924
401	03	03	00	Primas por hogar a empleados	120	0	0	0	0	120
401	03	04	00	Primas por hijos a empleados	35.052	0	0	0	0	35.052
401	03	08	00	Primas de profesionalización a empleados	880.092	0	0	0	0	880.092
401	03	09	00	Primas por antigüedad a empleados	618.792	0	0	0	0	618.792
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	93.492	0	0	0	0	93.492
401	03	17	00	Primas de transporte a obreros	69.360	0	0	0	0	69.360
401	03	18	00	Primas por hogar a obreros	6.312	0	0	0	0	6.312
401	03	19	00	Primas por hijos de obreros	32.988	0	0	0	0	32.988
401	03	21	00	Primas por antigüedad a obreros	284.364	0	0	0	0	284.364
401	03	22	00	Primas de profesionalización a obreros	32.508	0	0	0	0	32.508
401	03	37	00	Primas de transporte al personal contratado	6.096	0	0	0	0	6.096

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540232005 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDEMOEPIDÉMICAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 384.440

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	39	00	Primas por hijos al personal contratado	1.212	0	0	0	0	1.212
401	03	40	00	Primas de profesionalización al personal contratado	98.544	0	0	0	0	98.544
401	03	41	00	Primas por antigüedad al personal contratado	11.376	0	0	0	0	11.376
401	03	47	00	Primas al personal de alto nivel y de dirección	85.968	0	0	0	0	85.968
401	03	96	00	Otras primas al personal contratado	144.900	0	0	0	0	144.900
401	03	97	00	Otras primas a empleados	832.152	0	0	0	0	832.152
401	03	98	00	Otras primas a obreros	297.744	0	0	0	0	297.744
401	04	00	00	Complementos de sueldos y salarios	1.775.988	0	0	0	0	1.775.988
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	1.200	0	0	0	0	1.200
401	04	02	00	Complemento a empleados por trabajo nocturno	545.328	0	0	0	0	545.328
401	04	10	00	Complemento a empleados por días feriados	137.472	0	0	0	0	137.472
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	3.384	0	0	0	0	3.384
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	538.260	0	0	0	0	538.260
401	04	20	00	Complemento a obreros por días feriados	139.188	0	0	0	0	139.188
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	564	0	0	0	0	564
401	04	28	00	Complemento al personal contratado por días feriados	70.980	0	0	0	0	70.980
401	04	96	00	Otros complementos a empleados	101.040	0	0	0	0	101.040
401	04	97	00	Otros complementos a obreros	134.988	0	0	0	0	134.988
401	04	98	00	Otros complementos al personal contratado	103.584	0	0	0	0	103.584
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.635.612	0	0	0	0	1.635.612
401	05	01	00	Aguinaldos a empleados	108	0	0	0	0	108
401	05	03	00	Bono vacacional a empleados	965.376	0	0	0	0	965.376
401	05	04	00	Aguinaldos a obreros	108	0	0	0	0	108
401	05	06	00	Bono vacacional a obreros	600.732	0	0	0	0	600.732
401	05	07	00	Aguinaldos al personal contratado	108	0	0	0	0	108

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540232005 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDEMOEPIDÉMICAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 384.440

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	08	00	Bono vacacional al personal contratado	42.372	0	0	0	0	42.372
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	108	0	0	0	0	108
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	26.700	0	0	0	0	26.700
401	06	00	00	Aportes patronales y legales	1.203.120	0	0	0	0	1.203.120
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	335.580	0	0	0	0	335.580
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	319.944	0	0	0	0	319.944
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	57.648	0	0	0	0	57.648
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	78.420	0	0	0	0	78.420
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	212.376	0	0	0	0	212.376
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	8.256	0	0	0	0	8.256
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	36.420	0	0	0	0	36.420
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	85.380	0	0	0	0	85.380
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	37.464	0	0	0	0	37.464
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	18.312	0	0	0	0	18.312
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	6.348	0	0	0	0	6.348
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.556	0	0	0	0	2.556
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	696	0	0	0	0	696
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	696	0	0	0	0	696
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	1.368	0	0	0	0	1.368
401	06	95	00	Otros aportes legales por personal contratado	1.656	0	0	0	0	1.656
401	07	00	00	Asistencia socio-económica	562.728	0	0	0	0	562.728
401	07	01	00	Capacitación y adiestramiento a empleados	4.500	0	0	0	0	4.500
401	07	02	00	Becas a empleados	10.800	0	0	0	0	10.800
401	07	03	00	Ayudas por matrimonio a empleados	768	0	0	0	0	768

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540232005 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDEMOEPIDÉMICAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 384.440

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	576	0	0	0	0	576
401	07	05	00	Ayudas por defunción a empleados	180	0	0	0	0	180
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	35.844	0	0	0	0	35.844
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	5.496	0	0	0	0	5.496
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.344	0	0	0	0	1.344
401	07	10	00	Dotación de uniformes a empleados	198.480	0	0	0	0	198.480
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	43.740	0	0	0	0	43.740
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.608	0	0	0	0	1.608
401	07	17	00	Capacitación y adiestramiento a obreros	228	0	0	0	0	228
401	07	18	00	Becas a obreros	72	0	0	0	0	72
401	07	19	00	Ayudas por matrimonio de obreros	60	0	0	0	0	60
401	07	20	00	Ayudas por nacimiento de hijos de obreros	60	0	0	0	0	60
401	07	21	00	Ayudas por defunción a obreros	180	0	0	0	0	180
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	8.172	0	0	0	0	8.172
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.976	0	0	0	0	2.976
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.512	0	0	0	0	1.512
401	07	26	00	Dotación de uniformes a obreros	159.060	0	0	0	0	159.060
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	9.120	0	0	0	0	9.120
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	924	0	0	0	0	924
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	804	0	0	0	0	804
401	07	74	00	Capacitación y adiestramiento al personal contratado	228	0	0	0	0	228
401	07	75	00	Becas al personal contratado	72	0	0	0	0	72
401	07	76	00	Ayudas por matrimonio al personal contratado	60	0	0	0	0	60
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	60	0	0	0	0	60

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540232005 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDEMOEPIDÉMICAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 384.440

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	78	00	Ayudas por defunción al personal contratado	180	0	0	0	0	180
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	21.072	0	0	0	0	21.072
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	1.500	0	0	0	0	1.500
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	1.068	0	0	0	0	1.068
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	2.448	0	0	0	0	2.448
401	07	83	00	Dotación de uniformes al personal contratado	17.964	0	0	0	0	17.964
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	6.636	0	0	0	0	6.636
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	1.032	0	0	0	0	1.032
401	07	96	00	Otras subvenciones a empleados	13.848	0	0	0	0	13.848
401	07	97	00	Otras subvenciones a obreros	4.428	0	0	0	0	4.428
401	07	99	00	Otras subvenciones al personal contratado	5.628	0	0	0	0	5.628
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	2.610	0	0	0	0	2.610
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	2.610	0	0	0	0	2.610
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**614.100**	**0**	**0**	**0**	**0**	**614.100**
402	01	00	00	Productos alimenticios y agropecuarios	15.420	0	0	0	0	15.420
402	01	01	00	Alimentos y bebidas para personas	15.420	0	0	0	0	15.420
402	03	00	00	Textiles y vestuarios	28.464	0	0	0	0	28.464
402	03	01	00	Textiles	14.232	0	0	0	0	14.232
402	03	02	00	Prendas de vestir	14.232	0	0	0	0	14.232
402	06	00	00	Productos químicos y derivados	486.264	0	0	0	0	486.264
402	06	03	00	Tintas, pinturas y colorantes	67.884	0	0	0	0	67.884
402	06	06	00	Combustibles y lubricantes	43.800	0	0	0	0	43.800
402	06	99	00	Otros productos de la industria química y conexos	374.580	0	0	0	0	374.580
402	08	00	00	Productos metálicos	30.768	0	0	0	0	30.768

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127985 540232000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE MIRANDA.

OBJETIVO DEL PROYECTO: ATENDER A LA POBLACIÓN DESASISTIDA, MEDIANTE EL AUMENTO DE LA COBERTURA, A TRAVÉS DE LA ATENCIÓN MÉDICA EN LOS DIFERENTES NIVELES DE ATENCIÓN DE SALUD EN EL ESTADO BOLIVARIANO DE MIRANDA.

UNIDAD DE MEDIDA: CONSULTA **META:** 3.168.395

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540232005 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDEMOEPIDÉMICAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 384.440

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	6.672	0	0	0	0	6.672
402	08	10	00	Repuestos y accesorios para otros equipos	24.096	0	0	0	0	24.096
402	10	00	00	Productos varios y útiles diversos	53.184	0	0	0	0	53.184
402	10	02	00	Materiales y útiles de limpieza y aseo	26.688	0	0	0	0	26.688
402	10	08	00	Materiales para equipos de computación	26.496	0	0	0	0	26.496
403	**00**	**00**	**00**	**Servicios no personales**	**256.115**	**0**	**0**	**0**	**0**	**256.115**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	153.276	0	0	0	0	153.276
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	76.638	0	0	0	0	76.638
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	32.844	0	0	0	0	32.844
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	43.794	0	0	0	0	43.794
403	18	00	00	Impuestos indirectos	102.839	0	0	0	0	102.839
403	18	01	00	Impuesto al valor agregado	102.839	0	0	0	0	102.839
404	**00**	**00**	**00**	**Activos reales**	**161.166**	**0**	**0**	**0**	**0**	**161.166**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	101.610	0	0	0	0	101.610
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	101.610	0	0	0	0	101.610
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	72.264	0	0	0	0	72.264
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	29.346	0	0	0	0	29.346
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	59.556	0	0	0	0	59.556
404	09	01	00	Mobiliario y equipos de oficina	24.516	0	0	0	0	24.516
404	09	02	00	Equipos de computación	35.040	0	0	0	0	35.040
				Totales	**18.928.787**	**0**	**0**	**0**	**0**	**18.928.787**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127934 540233000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO PORTUGUESA.

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NCIONAL DE SALUD, PRIORIZANDO EL NIVEL DE ATENCIÓN PRIMARIA PARA LA PROMOCIÓN DE ESTILOS Y CONDICIONES DE VIDA SALUDABLES EN TODA LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.448.279

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**869.007.113**	**0**	**0**	**0**	**0**	**869.007.113**
401	01	00	00	Sueldos, salarios y otras retribuciones	362.185.271	0	0	0	0	362.185.271
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	236.974.173	0	0	0	0	236.974.173
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	125.211.098	0	0	0	0	125.211.098
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	108.048.850	0	0	0	0	108.048.850
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	64.669.728	0	0	0	0	64.669.728
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	43.379.122	0	0	0	0	43.379.122
401	03	00	00	Primas	146.724.514	0	0	0	0	146.724.514
401	03	02	00	Primas de transporte a empleados	4.102.408	0	0	0	0	4.102.408
401	03	04	00	Primas por hijos a empleados	2.067.875	0	0	0	0	2.067.875
401	03	08	00	Primas de profesionalización a empleados	45.932.555	0	0	0	0	45.932.555
401	03	09	00	Primas por antigüedad a empleados	14.213.713	0	0	0	0	14.213.713
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	235.212	0	0	0	0	235.212
401	03	17	00	Primas de transporte a obreros	3.116.952	0	0	0	0	3.116.952
401	03	19	00	Primas por hijos de obreros	1.743.443	0	0	0	0	1.743.443
401	03	21	00	Primas por antigüedad a obreros	7.681.492	0	0	0	0	7.681.492
401	03	22	00	Primas de profesionalización a obreros	1.475.365	0	0	0	0	1.475.365
401	03	40	00	Primas de profesionalización al personal contratado	21.919.419	0	0	0	0	21.919.419
401	03	97	00	Otras primas a empleados	34.242.708	0	0	0	0	34.242.708
401	03	98	00	Otras primas a obreros	9.993.372	0	0	0	0	9.993.372
401	04	00	00	Complementos de sueldos y salarios	124.917.453	0	0	0	0	124.917.453
401	04	02	00	Complemento a empleados por trabajo nocturno	42.585.098	0	0	0	0	42.585.098
401	04	03	00	Complemento a empleados por gastos de alimentación	35.148	0	0	0	0	35.148
401	04	07	00	Bonificación a empleados	1.814.200	0	0	0	0	1.814.200
401	04	08	00	Bono compensatorio de alimentación a empleados	4.847.854	0	0	0	0	4.847.854
401	04	10	00	Complemento a empleados por días feriados	11.032.308	0	0	0	0	11.032.308
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.154.300	0	0	0	0	1.154.300
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	14.427.354	0	0	0	0	14.427.354
401	04	16	00	Complemento a obreros por gastos de alimentación	48.001	0	0	0	0	48.001

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127934 540233000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO PORTUGUESA.

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NCIONAL DE SALUD, PRIORIZANDO EL NIVEL DE ATENCIÓN PRIMARIA PARA LA PROMOCIÓN DE ESTILOS Y CONDICIONES DE VIDA SALUDABLES EN TODA LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.448.279

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	4.162.920	0	0	0	0	4.162.920
401	04	20	00	Complemento a obreros por días feriados	3.466.750	0	0	0	0	3.466.750
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	23.168	0	0	0	0	23.168
401	04	96	00	Otros complementos a empleados	11.415.854	0	0	0	0	11.415.854
401	04	97	00	Otros complementos a obreros	7.985.079	0	0	0	0	7.985.079
401	04	98	00	Otros complementos al personal contratado	21.919.419	0	0	0	0	21.919.419
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	65.566.309	0	0	0	0	65.566.309
401	05	03	00	Bono vacacional a empleados	38.604.565	0	0	0	0	38.604.565
401	05	06	00	Bono vacacional a obreros	26.961.744	0	0	0	0	26.961.744
401	06	00	00	Aportes patronales y legales	48.320.614	0	0	0	0	48.320.614
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	20.117.462	0	0	0	0	20.117.462
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	4.831.906	0	0	0	0	4.831.906
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	3.601.100	0	0	0	0	3.601.100
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	3.695.625	0	0	0	0	3.695.625
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	9.171.970	0	0	0	0	9.171.970
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	2.071.100	0	0	0	0	2.071.100
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.713.486	0	0	0	0	1.713.486
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.117.965	0	0	0	0	3.117.965
401	07	00	00	Asistencia socio-económica	13.244.102	0	0	0	0	13.244.102
401	07	02	00	Becas a empleados	247.673	0	0	0	0	247.673
401	07	03	00	Ayudas por matrimonio a empleados	22.612	0	0	0	0	22.612
401	07	04	00	Ayudas por nacimiento de hijos a empleados	8.580	0	0	0	0	8.580
401	07	05	00	Ayudas por defunción a empleados	53.676	0	0	0	0	53.676
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	4.352.764	0	0	0	0	4.352.764
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	139.035	0	0	0	0	139.035
401	07	10	00	Dotación de uniformes a empleados	2.415.607	0	0	0	0	2.415.607
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	96.312	0	0	0	0	96.312
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	78.363	0	0	0	0	78.363
401	07	18	00	Becas a obreros	274.206	0	0	0	0	274.206

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127934 540233000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO PORTUGUESA.

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NCIONAL DE SALUD, PRIORIZANDO EL NIVEL DE ATENCIÓN PRIMARIA PARA LA PROMOCIÓN DE ESTILOS Y CONDICIONES DE VIDA SALUDABLES EN TODA LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.448.279

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	19	00	Ayudas por matrimonio de obreros	38.412	0	0	0	0	38.412
401	07	20	00	Ayudas por nacimiento de hijos de obreros	47.144	0	0	0	0	47.144
401	07	21	00	Ayudas por defunción a obreros	91.588	0	0	0	0	91.588
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.134.940	0	0	0	0	2.134.940
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	123.175	0	0	0	0	123.175
401	07	26	00	Dotación de uniformes a obreros	2.386.660	0	0	0	0	2.386.660
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	52.424	0	0	0	0	52.424
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	39.467	0	0	0	0	39.467
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	58.040	0	0	0	0	58.040
401	07	96	00	Otras subvenciones a empleados	408.704	0	0	0	0	408.704
401	07	97	00	Otras subvenciones a obreros	174.720	0	0	0	0	174.720
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**101.946.445**	**0**	**0**	**0**	**0**	**101.946.445**
402	01	00	00	Productos alimenticios y agropecuarios	920.000	0	0	0	0	920.000
402	01	01	00	Alimentos y bebidas para personas	920.000	0	0	0	0	920.000
402	03	00	00	Textiles y vestuarios	500.000	0	0	0	0	500.000
402	03	01	00	Textiles	260.000	0	0	0	0	260.000
402	03	02	00	Prendas de vestir	240.000	0	0	0	0	240.000
402	04	00	00	Productos de cuero y caucho	1.000.000	0	0	0	0	1.000.000
402	04	03	00	Cauchos y tripas para vehículos	1.000.000	0	0	0	0	1.000.000
402	05	00	00	Productos de papel, cartón e impresos	3.184.000	0	0	0	0	3.184.000
402	05	01	00	Pulpa de madera, papel y cartón	2.060.000	0	0	0	0	2.060.000
402	05	02	00	Envases y cajas de papel y cartón	300.000	0	0	0	0	300.000
402	05	03	00	Productos de papel y cartón para oficina	820.000	0	0	0	0	820.000
402	05	06	00	Productos de papel y cartón para computación	4.000	0	0	0	0	4.000
402	06	00	00	Productos químicos y derivados	45.648.039	0	0	0	0	45.648.039
402	06	02	00	Abonos, plaguicidas y otros	20.000	0	0	0	0	20.000
402	06	03	00	Tintas, pinturas y colorantes	380.000	0	0	0	0	380.000
402	06	04	00	Productos farmacéuticos y medicamentos	40.612.039	0	0	0	0	40.612.039
402	06	06	00	Combustibles y lubricantes	708.000	0	0	0	0	708.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127934 540233000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO PORTUGUESA.

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NCIONAL DE SALUD, PRIORIZANDO EL NIVEL DE ATENCIÓN PRIMARIA PARA LA PROMOCIÓN DE ESTILOS Y CONDICIONES DE VIDA SALUDABLES EN TODA LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.448.279

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	08	00	Productos plásticos	748.000	0	0	0	0	748.000
402	06	99	00	Otros productos de la industria química y conexos	3.180.000	0	0	0	0	3.180.000
402	07	00	00	Productos minerales no metálicos	900.000	0	0	0	0	900.000
402	07	02	00	Vidrios y productos de vidrio	900.000	0	0	0	0	900.000
402	08	00	00	Productos metálicos	2.308.000	0	0	0	0	2.308.000
402	08	01	00	Productos primarios de hierro y acero	4.000	0	0	0	0	4.000
402	08	02	00	Productos de metales no ferrosos	4.000	0	0	0	0	4.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	440.000	0	0	0	0	440.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.640.000	0	0	0	0	1.640.000
402	08	10	00	Repuestos y accesorios para otros equipos	220.000	0	0	0	0	220.000
402	10	00	00	Productos varios y útiles diversos	47.486.406	0	0	0	0	47.486.406
402	10	02	00	Materiales y útiles de limpieza y aseo	1.280.000	0	0	0	0	1.280.000
402	10	03	00	Utensilios de cocina y comedor	100.000	0	0	0	0	100.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	38.766.406	0	0	0	0	38.766.406
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.280.000	0	0	0	0	1.280.000
402	10	07	00	Productos de seguridad en el trabajo	840.000	0	0	0	0	840.000
402	10	08	00	Materiales para equipos de computación	920.000	0	0	0	0	920.000
402	10	11	00	Materiales eléctricos	500.000	0	0	0	0	500.000
402	10	12	00	Materiales para instalaciones sanitarias	400.000	0	0	0	0	400.000
402	10	13	00	Materiales fotográficos	3.400.000	0	0	0	0	3.400.000
403	**00**	**00**	**00**	**Servicios no personales**	**30.969.312**	**0**	**0**	**0**	**0**	**30.969.312**
403	02	00	00	Alquileres de maquinaria y equipos	1.000.000	0	0	0	0	1.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	1.000.000
403	04	00	00	Servicios básicos	2.000	0	0	0	0	2.000
403	04	02	00	Gas	2.000	0	0	0	0	2.000
403	06	00	00	Servicios de transporte y almacenaje	662.000	0	0	0	0	662.000
403	06	01	00	Fletes y embalajes	662.000	0	0	0	0	662.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.999.000	0	0	0	0	3.999.000
403	07	02	00	Imprenta y reproducción	3.999.000	0	0	0	0	3.999.000
403	09	00	00	Viáticos y pasajes	940.000	0	0	0	0	940.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127934 540233000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO PORTUGUESA.

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NCIONAL DE SALUD, PRIORIZANDO EL NIVEL DE ATENCIÓN PRIMARIA PARA LA PROMOCIÓN DE ESTILOS Y CONDICIONES DE VIDA SALUDABLES EN TODA LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.448.279

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	940.000	0	0	0	0	940.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	100.000	0	0	0	0	100.000
403	10	11	00	Servicios para la elaboración y suministro de comida	100.000	0	0	0	0	100.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	8.640.000	0	0	0	0	8.640.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.140.000	0	0	0	0	5.140.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	3.320.000	0	0	0	0	3.320.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	180.000	0	0	0	0	180.000
403	12	00	00	Conservación y reparaciones menores de obras	140.000	0	0	0	0	140.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	140.000	0	0	0	0	140.000
403	18	00	00	Impuestos indirectos	14.586.312	0	0	0	0	14.586.312
403	18	01	00	Impuesto al valor agregado	14.586.312	0	0	0	0	14.586.312
403	99	00	00	Otros servicios no personales	900.000	0	0	0	0	900.000
403	99	01	00	Otros servicios no personales	900.000	0	0	0	0	900.000
404	**00**	**00**	**00**	**Activos reales**	**6.440.000**	**0**	**0**	**0**	**0**	**6.440.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	1.520.000	0	0	0	0	1.520.000
404	01	01	00	Repuestos mayores	1.420.000	0	0	0	0	1.420.000
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	820.000	0	0	0	0	820.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	600.000	0	0	0	0	600.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	100.000	0	0	0	0	100.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	100.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	200.000	0	0	0	0	200.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	200.000	0	0	0	0	200.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.400.000	0	0	0	0	2.400.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.400.000	0	0	0	0	2.400.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.320.000	0	0	0	0	2.320.000
404	09	01	00	Mobiliario y equipos de oficina	660.000	0	0	0	0	660.000
404	09	02	00	Equipos de computación	680.000	0	0	0	0	680.000
404	09	03	00	Mobiliario y equipos de alojamiento	980.000	0	0	0	0	980.000
				Totales	**1.008.362.870**	**0**	**0**	**0**	**0**	**1.008.362.870**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 54 - 108

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127934 540233000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO PORTUGUESA.

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NCIONAL DE SALUD, PRIORIZANDO EL NIVEL DE ATENCIÓN PRIMARIA PARA LA PROMOCIÓN DE ESTILOS Y CONDICIONES DE VIDA SALUDABLES EN TODA LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.448.279

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127934 540233000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO PORTUGUESA.

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NCIONAL DE SALUD, PRIORIZANDO EL NIVEL DE ATENCIÓN PRIMARIA PARA LA PROMOCIÓN DE ESTILOS Y CONDICIONES DE VIDA SALUDABLES EN TODA LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.448.279

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540233001 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ACUDE A LA RED DE HOSPITALES DEL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 838.617

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**780.520.508**	**0**	**0**	**0**	**0**	**780.520.508**
401	01	00	00	Sueldos, salarios y otras retribuciones	330.787.349	0	0	0	0	330.787.349
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	218.699.285	0	0	0	0	218.699.285
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	112.088.064	0	0	0	0	112.088.064
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	104.432.598	0	0	0	0	104.432.598
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	62.881.616	0	0	0	0	62.881.616
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	41.550.982	0	0	0	0	41.550.982
401	03	00	00	Primas	128.555.863	0	0	0	0	128.555.863
401	03	02	00	Primas de transporte a empleados	3.427.940	0	0	0	0	3.427.940
401	03	04	00	Primas por hijos a empleados	1.725.287	0	0	0	0	1.725.287
401	03	08	00	Primas de profesionalización a empleados	42.770.971	0	0	0	0	42.770.971
401	03	09	00	Primas por antigüedad a empleados	11.897.560	0	0	0	0	11.897.560
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	164.704	0	0	0	0	164.704
401	03	17	00	Primas de transporte a obreros	2.561.252	0	0	0	0	2.561.252
401	03	19	00	Primas por hijos de obreros	1.307.343	0	0	0	0	1.307.343
401	03	21	00	Primas por antigüedad a obreros	6.215.783	0	0	0	0	6.215.783
401	03	22	00	Primas de profesionalización a obreros	1.170.864	0	0	0	0	1.170.864
401	03	40	00	Primas de profesionalización al personal contratado	21.919.419	0	0	0	0	21.919.419
401	03	97	00	Otras primas a empleados	27.312.660	0	0	0	0	27.312.660
401	03	98	00	Otras primas a obreros	8.082.080	0	0	0	0	8.082.080
401	04	00	00	Complementos de sueldos y salarios	116.220.753	0	0	0	0	116.220.753
401	04	02	00	Complemento a empleados por trabajo nocturno	41.031.698	0	0	0	0	41.031.698
401	04	03	00	Complemento a empleados por gastos de alimentación	328	0	0	0	0	328
401	04	08	00	Bono compensatorio de alimentación a empleados	4.847.854	0	0	0	0	4.847.854
401	04	10	00	Complemento a empleados por días feriados	10.368.852	0	0	0	0	10.368.852

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127934 540233000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO PORTUGUESA.

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NCIONAL DE SALUD, PRIORIZANDO EL NIVEL DE ATENCIÓN PRIMARIA PARA LA PROMOCIÓN DE ESTILOS Y CONDICIONES DE VIDA SALUDABLES EN TODA LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.448.279

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540233001 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ACUDE A LA RED DE HOSPITALES DEL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 838.617

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.115.060	0	0	0	0	1.115.060
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	10.754.320	0	0	0	0	10.754.320
401	04	16	00	Complemento a obreros por gastos de alimentación	44.704	0	0	0	0	44.704
401	04	18	00	Bono compensatorio de alimentación a obreros	4.162.920	0	0	0	0	4.162.920
401	04	20	00	Complemento a obreros por días feriados	3.207.500	0	0	0	0	3.207.500
401	04	96	00	Otros complementos a empleados	11.116.832	0	0	0	0	11.116.832
401	04	97	00	Otros complementos a obreros	7.651.266	0	0	0	0	7.651.266
401	04	98	00	Otros complementos al personal contratado	21.919.419	0	0	0	0	21.919.419
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	54.200.869	0	0	0	0	54.200.869
401	05	03	00	Bono vacacional a empleados	32.138.145	0	0	0	0	32.138.145
401	05	06	00	Bono vacacional a obreros	22.062.724	0	0	0	0	22.062.724
401	06	00	00	Aportes patronales y legales	35.418.961	0	0	0	0	35.418.961
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	13.311.880	0	0	0	0	13.311.880
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.229.444	0	0	0	0	3.229.444
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.628.892	0	0	0	0	2.628.892
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.663.516	0	0	0	0	2.663.516
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	7.641.414	0	0	0	0	7.641.414
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.752.492	0	0	0	0	1.752.492
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.390.526	0	0	0	0	1.390.526
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.800.797	0	0	0	0	2.800.797
401	07	00	00	Asistencia socio-económica	10.904.115	0	0	0	0	10.904.115
401	07	02	00	Becas a empleados	192.335	0	0	0	0	192.335
401	07	03	00	Ayudas por matrimonio a empleados	17.964	0	0	0	0	17.964
401	07	05	00	Ayudas por defunción a empleados	39.296	0	0	0	0	39.296
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	3.820.008	0	0	0	0	3.820.008

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127934 540233000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO PORTUGUESA.

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NCIONAL DE SALUD, PRIORIZANDO EL NIVEL DE ATENCIÓN PRIMARIA PARA LA PROMOCIÓN DE ESTILOS Y CONDICIONES DE VIDA SALUDABLES EN TODA LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.448.279

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540233001 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ACUDE A LA RED DE HOSPITALES DEL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 838.617

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	115.251	0	0	0	0	115.251
401	07	10	00	Dotación de uniformes a empleados	1.919.765	0	0	0	0	1.919.765
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	74.084	0	0	0	0	74.084
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	67.683	0	0	0	0	67.683
401	07	18	00	Becas a obreros	139.221	0	0	0	0	139.221
401	07	19	00	Ayudas por matrimonio de obreros	27.112	0	0	0	0	27.112
401	07	20	00	Ayudas por nacimiento de hijos de obreros	33.644	0	0	0	0	33.644
401	07	21	00	Ayudas por defunción a obreros	66.964	0	0	0	0	66.964
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.857.940	0	0	0	0	1.857.940
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	97.944	0	0	0	0	97.944
401	07	26	00	Dotación de uniformes a obreros	1.919.765	0	0	0	0	1.919.765
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	32.924	0	0	0	0	32.924
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	31.359	0	0	0	0	31.359
401	07	96	00	Otras subvenciones a empleados	349.104	0	0	0	0	349.104
401	07	97	00	Otras subvenciones a obreros	101.752	0	0	0	0	101.752
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**89.264.913**	**0**	**0**	**0**	**0**	**89.264.913**
402	01	00	00	Productos alimenticios y agropecuarios	840.000	0	0	0	0	840.000
402	01	01	00	Alimentos y bebidas para personas	840.000	0	0	0	0	840.000
402	03	00	00	Textiles y vestuarios	120.000	0	0	0	0	120.000
402	03	01	00	Textiles	120.000	0	0	0	0	120.000
402	04	00	00	Productos de cuero y caucho	400.000	0	0	0	0	400.000
402	04	03	00	Cauchos y tripas para vehículos	400.000	0	0	0	0	400.000
402	05	00	00	Productos de papel, cartón e impresos	1.440.000	0	0	0	0	1.440.000
402	05	01	00	Pulpa de madera, papel y cartón	1.120.000	0	0	0	0	1.120.000
402	05	03	00	Productos de papel y cartón para oficina	320.000	0	0	0	0	320.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127934 540233000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO PORTUGUESA.

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NCIONAL DE SALUD, PRIORIZANDO EL NIVEL DE ATENCIÓN PRIMARIA PARA LA PROMOCIÓN DE ESTILOS Y CONDICIONES DE VIDA SALUDABLES EN TODA LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.448.279

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 540233001 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ACUDE A LA RED DE HOSPITALES DEL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 838.617

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	00	00	Productos químicos y derivados	42.010.507	0	0	0	0	42.010.507
402	06	03	00	Tintas, pinturas y colorantes	140.000	0	0	0	0	140.000
402	06	04	00	Productos farmacéuticos y medicamentos	38.070.507	0	0	0	0	38.070.507
402	06	06	00	Combustibles y lubricantes	340.000	0	0	0	0	340.000
402	06	08	00	Productos plásticos	460.000	0	0	0	0	460.000
402	06	99	00	Otros productos de la industria química y conexos	3.000.000	0	0	0	0	3.000.000
402	07	00	00	Productos minerales no metálicos	680.000	0	0	0	0	680.000
402	07	02	00	Vidrios y productos de vidrio	680.000	0	0	0	0	680.000
402	08	00	00	Productos metálicos	908.000	0	0	0	0	908.000
402	08	01	00	Productos primarios de hierro y acero	4.000	0	0	0	0	4.000
402	08	02	00	Productos de metales no ferrosos	4.000	0	0	0	0	4.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	260.000	0	0	0	0	260.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	480.000	0	0	0	0	480.000
402	08	10	00	Repuestos y accesorios para otros equipos	160.000	0	0	0	0	160.000
402	10	00	00	Productos varios y útiles diversos	42.866.406	0	0	0	0	42.866.406
402	10	02	00	Materiales y útiles de limpieza y aseo	640.000	0	0	0	0	640.000
402	10	03	00	Utensilios de cocina y comedor	100.000	0	0	0	0	100.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	37.066.406	0	0	0	0	37.066.406
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	640.000	0	0	0	0	640.000
402	10	07	00	Productos de seguridad en el trabajo	160.000	0	0	0	0	160.000
402	10	08	00	Materiales para equipos de computación	380.000	0	0	0	0	380.000
402	10	11	00	Materiales eléctricos	340.000	0	0	0	0	340.000
402	10	12	00	Materiales para instalaciones sanitarias	340.000	0	0	0	0	340.000
402	10	13	00	Materiales fotográficos	3.200.000	0	0	0	0	3.200.000
403	**00**	**00**	**00**	**Servicios no personales**	**21.466.752**	**0**	**0**	**0**	**0**	**21.466.752**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127934 540233000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO PORTUGUESA.

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NCIONAL DE SALUD, PRIORIZANDO EL NIVEL DE ATENCIÓN PRIMARIA PARA LA PROMOCIÓN DE ESTILOS Y CONDICIONES DE VIDA SALUDABLES EN TODA LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.448.279

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540233001 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ACUDE A LA RED DE HOSPITALES DEL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 838.617

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	660.000	0	0	0	0	660.000
403	06	01	00	Fletes y embalajes	660.000	0	0	0	0	660.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.600.000	0	0	0	0	2.600.000
403	07	02	00	Imprenta y reproducción	2.600.000	0	0	0	0	2.600.000
403	09	00	00	Viáticos y pasajes	300.000	0	0	0	0	300.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	300.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.420.000	0	0	0	0	4.420.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.300.000	0	0	0	0	1.300.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	3.000.000	0	0	0	0	3.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	120.000	0	0	0	0	120.000
403	12	00	00	Conservación y reparaciones menores de obras	140.000	0	0	0	0	140.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	140.000	0	0	0	0	140.000
403	18	00	00	Impuestos indirectos	12.466.752	0	0	0	0	12.466.752
403	18	01	00	Impuesto al valor agregado	12.466.752	0	0	0	0	12.466.752
403	99	00	00	Otros servicios no personales	880.000	0	0	0	0	880.000
403	99	01	00	Otros servicios no personales	880.000	0	0	0	0	880.000
404	**00**	**00**	**00**	**Activos reales**	**5.360.000**	**0**	**0**	**0**	**0**	**5.360.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	1.520.000	0	0	0	0	1.520.000
404	01	01	00	Repuestos mayores	1.420.000	0	0	0	0	1.420.000
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	820.000	0	0	0	0	820.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	600.000	0	0	0	0	600.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	100.000	0	0	0	0	100.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	100.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.000.000	0	0	0	0	2.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127934 540233000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO PORTUGUESA.

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NCIONAL DE SALUD, PRIORIZANDO EL NIVEL DE ATENCIÓN PRIMARIA PARA LA PROMOCIÓN DE ESTILOS Y CONDICIONES DE VIDA SALUDABLES EN TODA LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.448.279

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540233001 ATENCIÓN EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ACUDE A LA RED DE HOSPITALES DEL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 838.617

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.000.000	0	0	0	0	2.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.840.000	0	0	0	0	1.840.000
404	09	01	00	Mobiliario y equipos de oficina	600.000	0	0	0	0	600.000
404	09	02	00	Equipos de computación	320.000	0	0	0	0	320.000
404	09	03	00	Mobiliario y equipos de alojamiento	920.000	0	0	0	0	920.000
				Totales	896.612.173	0	0	0	0	896.612.173

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127934 540233000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO PORTUGUESA.

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NCIONAL DE SALUD, PRIORIZANDO EL NIVEL DE ATENCIÓN PRIMARIA PARA LA PROMOCIÓN DE ESTILOS Y CONDICIONES DE VIDA SALUDABLES EN TODA LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.448.279

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540233002 ATENCIÓN EN SALUD INTEGRAL A TRAVÉS DE LA RED DE ATENCIÓN COMUNAL DE SALUD DEL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.609.662

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**78.379.804**	**0**	**0**	**0**	**0**	**78.379.804**
401	01	00	00	Sueldos, salarios y otras retribuciones	27.689.723	0	0	0	0	27.689.723
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	17.220.869	0	0	0	0	17.220.869
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	10.468.854	0	0	0	0	10.468.854
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.312.726	0	0	0	0	2.312.726
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.389.296	0	0	0	0	1.389.296
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	923.430	0	0	0	0	923.430
401	03	00	00	Primas	16.453.868	0	0	0	0	16.453.868
401	03	02	00	Primas de transporte a empleados	616.316	0	0	0	0	616.316
401	03	04	00	Primas por hijos a empleados	323.796	0	0	0	0	323.796
401	03	08	00	Primas de profesionalización a empleados	2.933.608	0	0	0	0	2.933.608
401	03	09	00	Primas por antigüedad a empleados	2.074.376	0	0	0	0	2.074.376
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	68.284	0	0	0	0	68.284
401	03	17	00	Primas de transporte a obreros	399.676	0	0	0	0	399.676
401	03	19	00	Primas por hijos de obreros	346.388	0	0	0	0	346.388
401	03	21	00	Primas por antigüedad a obreros	1.063.128	0	0	0	0	1.063.128
401	03	22	00	Primas de profesionalización a obreros	188.376	0	0	0	0	188.376
401	03	97	00	Otras primas a empleados	6.930.048	0	0	0	0	6.930.048
401	03	98	00	Otras primas a obreros	1.509.872	0	0	0	0	1.509.872
401	04	00	00	Complementos de sueldos y salarios	7.801.190	0	0	0	0	7.801.190
401	04	02	00	Complemento a empleados por trabajo nocturno	1.553.400	0	0	0	0	1.553.400
401	04	03	00	Complemento a empleados por gastos de alimentación	34.820	0	0	0	0	34.820
401	04	07	00	Bonificación a empleados	1.814.200	0	0	0	0	1.814.200
401	04	10	00	Complemento a empleados por días feriados	663.456	0	0	0	0	663.456
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	2.996.112	0	0	0	0	2.996.112

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127934 540233000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO PORTUGUESA.

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NCIONAL DE SALUD, PRIORIZANDO EL NIVEL DE ATENCIÓN PRIMARIA PARA LA PROMOCIÓN DE ESTILOS Y CONDICIONES DE VIDA SALUDABLES EN TODA LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.448.279

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540233002 ATENCIÓN EN SALUD INTEGRAL A TRAVÉS DE LA RED DE ATENCIÓN COMUNAL DE SALUD DEL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.609.662

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	16	00	Complemento a obreros por gastos de alimentación	2.144	0	0	0	0	2.144
401	04	20	00	Complemento a obreros por días feriados	219.636	0	0	0	0	219.636
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	23.168	0	0	0	0	23.168
401	04	96	00	Otros complementos a empleados	299.022	0	0	0	0	299.022
401	04	97	00	Otros complementos a obreros	195.232	0	0	0	0	195.232
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	9.614.804	0	0	0	0	9.614.804
401	05	03	00	Bono vacacional a empleados	5.893.753	0	0	0	0	5.893.753
401	05	06	00	Bono vacacional a obreros	3.721.051	0	0	0	0	3.721.051
401	06	00	00	Aportes patronales y legales	12.639.068	0	0	0	0	12.639.068
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	6.688.736	0	0	0	0	6.688.736
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.514.852	0	0	0	0	1.514.852
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	957.604	0	0	0	0	957.604
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.002.908	0	0	0	0	1.002.908
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.522.580	0	0	0	0	1.522.580
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	315.728	0	0	0	0	315.728
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	321.412	0	0	0	0	321.412
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	315.248	0	0	0	0	315.248
401	07	00	00	Asistencia socio-económica	1.868.425	0	0	0	0	1.868.425
401	07	02	00	Becas a empleados	49.428	0	0	0	0	49.428
401	07	03	00	Ayudas por matrimonio a empleados	3.860	0	0	0	0	3.860
401	07	04	00	Ayudas por nacimiento de hijos a empleados	7.400	0	0	0	0	7.400
401	07	05	00	Ayudas por defunción a empleados	9.652	0	0	0	0	9.652
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	434.524	0	0	0	0	434.524
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	19.726	0	0	0	0	19.726

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127934 540233000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO PORTUGUESA.

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NCIONAL DE SALUD, PRIORIZANDO EL NIVEL DE ATENCIÓN PRIMARIA PARA LA PROMOCIÓN DE ESTILOS Y CONDICIONES DE VIDA SALUDABLES EN TODA LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.448.279

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540233002 ATENCIÓN EN SALUD INTEGRAL A TRAVÉS DE LA RED DE ATENCIÓN COMUNAL DE SALUD DEL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.609.662

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	10	00	Dotación de uniformes a empleados	466.292	0	0	0	0	466.292
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	18.920	0	0	0	0	18.920
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	8.592	0	0	0	0	8.592
401	07	18	00	Becas a obreros	23.877	0	0	0	0	23.877
401	07	19	00	Ayudas por matrimonio de obreros	9.332	0	0	0	0	9.332
401	07	20	00	Ayudas por nacimiento de hijos de obreros	10.940	0	0	0	0	10.940
401	07	21	00	Ayudas por defunción a obreros	19.308	0	0	0	0	19.308
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	172.260	0	0	0	0	172.260
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	20.563	0	0	0	0	20.563
401	07	26	00	Dotación de uniformes a obreros	397.748	0	0	0	0	397.748
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	9.652	0	0	0	0	9.652
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	5.567	0	0	0	0	5.567
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	58.040	0	0	0	0	58.040
401	07	96	00	Otras subvenciones a empleados	55.900	0	0	0	0	55.900
401	07	97	00	Otras subvenciones a obreros	66.844	0	0	0	0	66.844
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.224.000**	**0**	**0**	**0**	**0**	**7.224.000**
402	03	00	00	Textiles y vestuarios	40.000	0	0	0	0	40.000
402	03	01	00	Textiles	40.000	0	0	0	0	40.000
402	04	00	00	Productos de cuero y caucho	200.000	0	0	0	0	200.000
402	04	03	00	Cauchos y tripas para vehículos	200.000	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	484.000	0	0	0	0	484.000
402	05	01	00	Pulpa de madera, papel y cartón	340.000	0	0	0	0	340.000
402	05	03	00	Productos de papel y cartón para oficina	140.000	0	0	0	0	140.000
402	05	06	00	Productos de papel y cartón para computación	4.000	0	0	0	0	4.000
402	06	00	00	Productos químicos y derivados	2.700.000	0	0	0	0	2.700.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127934 540233000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO PORTUGUESA.

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NCIONAL DE SALUD, PRIORIZANDO EL NIVEL DE ATENCIÓN PRIMARIA PARA LA PROMOCIÓN DE ESTILOS Y CONDICIONES DE VIDA SALUDABLES EN TODA LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.448.279

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540233002 ATENCIÓN EN SALUD INTEGRAL A TRAVÉS DE LA RED DE ATENCIÓN COMUNAL DE SALUD DEL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.609.662

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	180.000	0	0	0	0	180.000
402	06	04	00	Productos farmacéuticos y medicamentos	2.080.000	0	0	0	0	2.080.000
402	06	06	00	Combustibles y lubricantes	100.000	0	0	0	0	100.000
402	06	08	00	Productos plásticos	160.000	0	0	0	0	160.000
402	06	99	00	Otros productos de la industria química y conexos	180.000	0	0	0	0	180.000
402	07	00	00	Productos minerales no metálicos	180.000	0	0	0	0	180.000
402	07	02	00	Vidrios y productos de vidrio	180.000	0	0	0	0	180.000
402	08	00	00	Productos metálicos	560.000	0	0	0	0	560.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	100.000	0	0	0	0	100.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	440.000	0	0	0	0	440.000
402	08	10	00	Repuestos y accesorios para otros equipos	20.000	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	3.060.000	0	0	0	0	3.060.000
402	10	02	00	Materiales y útiles de limpieza y aseo	560.000	0	0	0	0	560.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.520.000	0	0	0	0	1.520.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	460.000	0	0	0	0	460.000
402	10	08	00	Materiales para equipos de computación	100.000	0	0	0	0	100.000
402	10	11	00	Materiales eléctricos	160.000	0	0	0	0	160.000
402	10	12	00	Materiales para instalaciones sanitarias	60.000	0	0	0	0	60.000
402	10	13	00	Materiales fotográficos	200.000	0	0	0	0	200.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.339.360**	**0**	**0**	**0**	**0**	**2.339.360**
403	04	00	00	Servicios básicos	2.000	0	0	0	0	2.000
403	04	02	00	Gas	2.000	0	0	0	0	2.000
403	06	00	00	Servicios de transporte y almacenaje	2.000	0	0	0	0	2.000
403	06	01	00	Fletes y embalajes	2.000	0	0	0	0	2.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	300.000	0	0	0	0	300.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127934 540233000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO PORTUGUESA.

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NCIONAL DE SALUD, PRIORIZANDO EL NIVEL DE ATENCIÓN PRIMARIA PARA LA PROMOCIÓN DE ESTILOS Y CONDICIONES DE VIDA SALUDABLES EN TODA LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.448.279

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540233002 ATENCIÓN EN SALUD INTEGRAL A TRAVÉS DE LA RED DE ATENCIÓN COMUNAL DE SALUD DEL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.609.662

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	02	00	Imprenta y reproducción	300.000	0	0	0	0	300.000
403	09	00	00	Viáticos y pasajes	60.000	0	0	0	0	60.000
403	09	01	00	Viáticos y pasajes dentro del país	60.000	0	0	0	0	60.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.100.000	0	0	0	0	1.100.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	720.000	0	0	0	0	720.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	320.000	0	0	0	0	320.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	60.000	0	0	0	0	60.000
403	18	00	00	Impuestos indirectos	855.360	0	0	0	0	855.360
403	18	01	00	Impuesto al valor agregado	855.360	0	0	0	0	855.360
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	20.000
404	**00**	**00**	**00**	**Activos reales**	**560.000**	0	0	0	0	**560.000**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	400.000	0	0	0	0	400.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	400.000	0	0	0	0	400.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	160.000	0	0	0	0	160.000
404	09	01	00	Mobiliario y equipos de oficina	60.000	0	0	0	0	60.000
404	09	02	00	Equipos de computación	40.000	0	0	0	0	40.000
404	09	03	00	Mobiliario y equipos de alojamiento	60.000	0	0	0	0	60.000
				Totales	**88.503.164**	0	0	0	0	**88.503.164**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127934 540233000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO PORTUGUESA.

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NCIONAL DE SALUD, PRIORIZANDO EL NIVEL DE ATENCIÓN PRIMARIA PARA LA PROMOCIÓN DE ESTILOS Y CONDICIONES DE VIDA SALUDABLES EN TODA LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.448.279

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540233003 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDÉMICAS EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 502.364

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**10.106.801**	0	0	0	0	**10.106.801**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.708.199	0	0	0	0	3.708.199
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.054.019	0	0	0	0	1.054.019
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.654.180	0	0	0	0	2.654.180
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.303.526	0	0	0	0	1.303.526
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	398.816	0	0	0	0	398.816
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	904.710	0	0	0	0	904.710
401	03	00	00	Primas	1.714.783	0	0	0	0	1.714.783
401	03	02	00	Primas de transporte a empleados	58.152	0	0	0	0	58.152
401	03	04	00	Primas por hijos a empleados	18.792	0	0	0	0	18.792
401	03	08	00	Primas de profesionalización a empleados	227.976	0	0	0	0	227.976
401	03	09	00	Primas por antigüedad a empleados	241.777	0	0	0	0	241.777
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.224	0	0	0	0	2.224
401	03	17	00	Primas de transporte a obreros	156.024	0	0	0	0	156.024
401	03	19	00	Primas por hijos de obreros	89.712	0	0	0	0	89.712
401	03	21	00	Primas por antigüedad a obreros	402.581	0	0	0	0	402.581
401	03	22	00	Primas de profesionalización a obreros	116.125	0	0	0	0	116.125
401	03	98	00	Otras primas a obreros	401.420	0	0	0	0	401.420
401	04	00	00	Complementos de sueldos y salarios	895.510	0	0	0	0	895.510
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	39.240	0	0	0	0	39.240
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	676.922	0	0	0	0	676.922
401	04	16	00	Complemento a obreros por gastos de alimentación	1.153	0	0	0	0	1.153
401	04	20	00	Complemento a obreros por días feriados	39.614	0	0	0	0	39.614
401	04	97	00	Otros complementos a obreros	138.581	0	0	0	0	138.581
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.750.636	0	0	0	0	1.750.636

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127934 540233000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO PORTUGUESA.

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NCIONAL DE SALUD, PRIORIZANDO EL NIVEL DE ATENCIÓN PRIMARIA PARA LA PROMOCIÓN DE ESTILOS Y CONDICIONES DE VIDA SALUDABLES EN TODA LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.448.279

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540233003 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDÉMICAS EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 502.364

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	03	00	Bono vacacional a empleados	572.667	0	0	0	0	572.667
401	05	06	00	Bono vacacional a obreros	1.177.969	0	0	0	0	1.177.969
401	06	00	00	Aportes patronales y legales	262.585	0	0	0	0	262.585
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	116.846	0	0	0	0	116.846
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	87.610	0	0	0	0	87.610
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	14.604	0	0	0	0	14.604
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	29.201	0	0	0	0	29.201
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	7.976	0	0	0	0	7.976
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	2.880	0	0	0	0	2.880
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.548	0	0	0	0	1.548
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.920	0	0	0	0	1.920
401	07	00	00	Asistencia socio-económica	471.562	0	0	0	0	471.562
401	07	02	00	Becas a empleados	5.910	0	0	0	0	5.910
401	07	03	00	Ayudas por matrimonio a empleados	788	0	0	0	0	788
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.180	0	0	0	0	1.180
401	07	05	00	Ayudas por defunción a empleados	4.728	0	0	0	0	4.728
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	98.232	0	0	0	0	98.232
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	4.058	0	0	0	0	4.058
401	07	10	00	Dotación de uniformes a empleados	29.550	0	0	0	0	29.550
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.308	0	0	0	0	3.308
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.088	0	0	0	0	2.088
401	07	18	00	Becas a obreros	111.108	0	0	0	0	111.108
401	07	19	00	Ayudas por matrimonio de obreros	1.968	0	0	0	0	1.968
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.560	0	0	0	0	2.560

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127934 540233000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO PORTUGUESA.

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NCIONAL DE SALUD, PRIORIZANDO EL NIVEL DE ATENCIÓN PRIMARIA PARA LA PROMOCIÓN DE ESTILOS Y CONDICIONES DE VIDA SALUDABLES EN TODA LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.448.279

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540233003 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDÉMICAS EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 502.364

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	21	00	Ayudas por defunción a obreros	5.316	0	0	0	0	5.316
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	104.740	0	0	0	0	104.740
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	4.668	0	0	0	0	4.668
401	07	26	00	Dotación de uniformes a obreros	69.147	0	0	0	0	69.147
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	9.848	0	0	0	0	9.848
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	2.541	0	0	0	0	2.541
401	07	96	00	Otras subvenciones a empleados	3.700	0	0	0	0	3.700
401	07	97	00	Otras subvenciones a obreros	6.124	0	0	0	0	6.124
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.968.000**	**0**	**0**	**0**	**0**	**2.968.000**
402	01	00	00	Productos alimenticios y agropecuarios	80.000	0	0	0	0	80.000
402	01	01	00	Alimentos y bebidas para personas	80.000	0	0	0	0	80.000
402	03	00	00	Textiles y vestuarios	340.000	0	0	0	0	340.000
402	03	01	00	Textiles	100.000	0	0	0	0	100.000
402	03	02	00	Prendas de vestir	240.000	0	0	0	0	240.000
402	04	00	00	Productos de cuero y caucho	200.000	0	0	0	0	200.000
402	04	03	00	Cauchos y tripas para vehículos	200.000	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	620.000	0	0	0	0	620.000
402	05	01	00	Pulpa de madera, papel y cartón	140.000	0	0	0	0	140.000
402	05	02	00	Envases y cajas de papel y cartón	300.000	0	0	0	0	300.000
402	05	03	00	Productos de papel y cartón para oficina	180.000	0	0	0	0	180.000
402	06	00	00	Productos químicos y derivados	328.000	0	0	0	0	328.000
402	06	02	00	Abonos, plaguicidas y otros	20.000	0	0	0	0	20.000
402	06	03	00	Tintas, pinturas y colorantes	60.000	0	0	0	0	60.000
402	06	06	00	Combustibles y lubricantes	208.000	0	0	0	0	208.000
402	06	08	00	Productos plásticos	40.000	0	0	0	0	40.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127934 540233000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO PORTUGUESA.

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NCIONAL DE SALUD, PRIORIZANDO EL NIVEL DE ATENCIÓN PRIMARIA PARA LA PROMOCIÓN DE ESTILOS Y CONDICIONES DE VIDA SALUDABLES EN TODA LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.448.279

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540233003 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDÉMICAS EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 502.364

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	00	00	Productos minerales no metálicos	40.000	0	0	0	0	40.000
402	07	02	00	Vidrios y productos de vidrio	40.000	0	0	0	0	40.000
402	08	00	00	Productos metálicos	540.000	0	0	0	0	540.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	80.000	0	0	0	0	80.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	420.000	0	0	0	0	420.000
402	08	10	00	Repuestos y accesorios para otros equipos	40.000	0	0	0	0	40.000
402	10	00	00	Productos varios y útiles diversos	820.000	0	0	0	0	820.000
402	10	02	00	Materiales y útiles de limpieza y aseo	80.000	0	0	0	0	80.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	180.000	0	0	0	0	180.000
402	10	07	00	Productos de seguridad en el trabajo	380.000	0	0	0	0	380.000
402	10	08	00	Materiales para equipos de computación	180.000	0	0	0	0	180.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.068.960**	**0**	**0**	**0**	**0**	**3.068.960**
403	02	00	00	Alquileres de maquinaria y equipos	1.000.000	0	0	0	0	1.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	1.000.000
403	09	00	00	Viáticos y pasajes	440.000	0	0	0	0	440.000
403	09	01	00	Viáticos y pasajes dentro del país	440.000	0	0	0	0	440.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.040.000	0	0	0	0	1.040.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.040.000	0	0	0	0	1.040.000
403	18	00	00	Impuestos indirectos	588.960	0	0	0	0	588.960
403	18	01	00	Impuesto al valor agregado	588.960	0	0	0	0	588.960
404	**00**	**00**	**00**	**Activos reales**	**200.000**	**0**	**0**	**0**	**0**	**200.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	200.000	0	0	0	0	200.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	200.000	0	0	0	0	200.000
				Totales	**16.343.761**	**0**	**0**	**0**	**0**	**16.343.761**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127934 540233000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO PORTUGUESA.

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NCIONAL DE SALUD, PRIORIZANDO EL NIVEL DE ATENCIÓN PRIMARIA PARA LA PROMOCIÓN DE ESTILOS Y CONDICIONES DE VIDA SALUDABLES EN TODA LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.448.279

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540233004 VACUNACIÓN A LA POBLACIÓN PARA EL CONTROL DE ENFERMEDADES INMUNO-PREVENIBLES EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: DOSIS **META:** 896.879

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.489.532**	**0**	**0**	**0**	**0**	**2.489.532**
402	04	00	00	Productos de cuero y caucho	200.000	0	0	0	0	200.000
402	04	03	00	Cauchos y tripas para vehículos	200.000	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	640.000	0	0	0	0	640.000
402	05	01	00	Pulpa de madera, papel y cartón	460.000	0	0	0	0	460.000
402	05	03	00	Productos de papel y cartón para oficina	180.000	0	0	0	0	180.000
402	06	00	00	Productos químicos y derivados	609.532	0	0	0	0	609.532
402	06	04	00	Productos farmacéuticos y medicamentos	461.532	0	0	0	0	461.532
402	06	06	00	Combustibles y lubricantes	60.000	0	0	0	0	60.000
402	06	08	00	Productos plásticos	88.000	0	0	0	0	88.000
402	08	00	00	Productos metálicos	300.000	0	0	0	0	300.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	300.000	0	0	0	0	300.000
402	10	00	00	Productos varios y útiles diversos	740.000	0	0	0	0	740.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	180.000	0	0	0	0	180.000
402	10	07	00	Productos de seguridad en el trabajo	300.000	0	0	0	0	300.000
402	10	08	00	Materiales para equipos de computación	260.000	0	0	0	0	260.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.094.240**	**0**	**0**	**0**	**0**	**4.094.240**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.099.000	0	0	0	0	1.099.000
403	07	02	00	Imprenta y reproducción	1.099.000	0	0	0	0	1.099.000
403	09	00	00	Viáticos y pasajes	140.000	0	0	0	0	140.000
403	09	01	00	Viáticos y pasajes dentro del país	140.000	0	0	0	0	140.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	100.000	0	0	0	0	100.000
403	10	11	00	Servicios para la elaboración y suministro de comida	100.000	0	0	0	0	100.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.080.000	0	0	0	0	2.080.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.080.000	0	0	0	0	2.080.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127934 540233000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO PORTUGUESA.

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NCIONAL DE SALUD, PRIORIZANDO EL NIVEL DE ATENCIÓN PRIMARIA PARA LA PROMOCIÓN DE ESTILOS Y CONDICIONES DE VIDA SALUDABLES EN TODA LA POBLACIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.448.279

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540233004 VACUNACIÓN A LA POBLACIÓN PARA EL CONTROL DE ENFERMEDADES INMUNO-PREVENIBLES EN EL ESTADO PORTUGUESA.

UNIDAD DE MEDIDA: DOSIS **META:** 896.879

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	675.240	0	0	0	0	675.240
403	18	01	00	Impuesto al valor agregado	675.240	0	0	0	0	675.240
404	**00**	**00**	**00**	**Activos reales**	**320.000**	**0**	**0**	**0**	**0**	**320.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	320.000	0	0	0	0	320.000
404	09	02	00	Equipos de computación	320.000	0	0	0	0	320.000
				Totales	**6.903.772**	**0**	**0**	**0**	**0**	**6.903.772**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**325.565.540**	**0**	**0**	**0**	**0**	**325.565.540**
401	01	00	00	Sueldos, salarios y otras retribuciones	122.008.978	0	0	0	0	122.008.978
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	41.721.724	0	0	0	0	41.721.724
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	12.051.930	0	0	0	0	12.051.930
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	53.672.880	0	0	0	0	53.672.880
401	01	18	00	Remuneraciones al personal contratado	14.562.444	0	0	0	0	14.562.444
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	14.562.444	0	0	0	0	14.562.444
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	25.485.601	0	0	0	0	25.485.601
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	15.100.085	0	0	0	0	15.100.085
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	10.385.516	0	0	0	0	10.385.516
401	03	00	00	Primas	59.709.448	0	0	0	0	59.709.448
401	03	01	00	Primas por mérito a empleados	4.248	0	0	0	0	4.248
401	03	02	00	Primas de transporte a empleados	1.060.500	0	0	0	0	1.060.500
401	03	04	00	Primas por hijos a empleados	13.111.013	0	0	0	0	13.111.013
401	03	08	00	Primas de profesionalización a empleados	19.959.531	0	0	0	0	19.959.531
401	03	09	00	Primas por antigüedad a empleados	3.692.325	0	0	0	0	3.692.325
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	613.650	0	0	0	0	613.650
401	03	16	00	Primas por mérito a obreros	172.981	0	0	0	0	172.981
401	03	17	00	Primas de transporte a obreros	1.665.000	0	0	0	0	1.665.000
401	03	19	00	Primas por hijos de obreros	655.500	0	0	0	0	655.500
401	03	21	00	Primas por antigüedad a obreros	3.823.819	0	0	0	0	3.823.819
401	03	22	00	Primas de profesionalización a obreros	587.186	0	0	0	0	587.186
401	03	37	00	Primas de transporte al personal contratado	66.000	0	0	0	0	66.000
401	03	39	00	Primas por hijos al personal contratado	42.000	0	0	0	0	42.000
401	03	40	00	Primas de profesionalización al personal contratado	1.390.471	0	0	0	0	1.390.471
401	03	41	00	Primas por antigüedad al personal contratado	424.049	0	0	0	0	424.049
401	03	96	00	Otras primas al personal contratado	1.652.929	0	0	0	0	1.652.929
401	03	97	00	Otras primas a empleados	7.145.246	0	0	0	0	7.145.246
401	03	98	00	Otras primas a obreros	3.643.000	0	0	0	0	3.643.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	00	00	Complementos de sueldos y salarios	59.846.029	0	0	0	0	59.846.029
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	305.256	0	0	0	0	305.256
401	04	02	00	Complemento a empleados por trabajo nocturno	22.938.346	0	0	0	0	22.938.346
401	04	10	00	Complemento a empleados por días feriados	5.145.001	0	0	0	0	5.145.001
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	791.179	0	0	0	0	791.179
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	8.145.145	0	0	0	0	8.145.145
401	04	16	00	Complemento a obreros por gastos de alimentación	16.688	0	0	0	0	16.688
401	04	20	00	Complemento a obreros por días feriados	1.397.325	0	0	0	0	1.397.325
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	26.190	0	0	0	0	26.190
401	04	28	00	Complemento al personal contratado por días feriados	1.884.098	0	0	0	0	1.884.098
401	04	96	00	Otros complementos a empleados	793.607	0	0	0	0	793.607
401	04	97	00	Otros complementos a obreros	3.349.008	0	0	0	0	3.349.008
401	04	98	00	Otros complementos al personal contratado	15.054.186	0	0	0	0	15.054.186
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	37.335.568	0	0	0	0	37.335.568
401	05	01	00	Aguinaldos a empleados	4.833.125	0	0	0	0	4.833.125
401	05	03	00	Bono vacacional a empleados	14.511.549	0	0	0	0	14.511.549
401	05	04	00	Aguinaldos a obreros	2.930.804	0	0	0	0	2.930.804
401	05	06	00	Bono vacacional a obreros	11.894.092	0	0	0	0	11.894.092
401	05	07	00	Aguinaldos al personal contratado	905.673	0	0	0	0	905.673
401	05	08	00	Bono vacacional al personal contratado	2.260.325	0	0	0	0	2.260.325
401	06	00	00	Aportes patronales y legales	11.248.111	0	0	0	0	11.248.111
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.534.475	0	0	0	0	3.534.475
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.087.393	0	0	0	0	1.087.393
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	643.240	0	0	0	0	643.240
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	724.928	0	0	0	0	724.928
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.596.040	0	0	0	0	2.596.040
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	589.946	0	0	0	0	589.946
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	441.327	0	0	0	0	441.327
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	519.209	0	0	0	0	519.209

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	636.133	0	0	0	0	636.133
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	137.374	0	0	0	0	137.374
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	131.987	0	0	0	0	131.987
401	06	95	00	Otros aportes legales por personal contratado	206.059	0	0	0	0	206.059
401	07	00	00	Asistencia socio-económica	7.785.348	0	0	0	0	7.785.348
401	07	01	00	Capacitación y adiestramiento a empleados	120.000	0	0	0	0	120.000
401	07	02	00	Becas a empleados	102.600	0	0	0	0	102.600
401	07	03	00	Ayudas por matrimonio a empleados	97.000	0	0	0	0	97.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	112.000	0	0	0	0	112.000
401	07	05	00	Ayudas por defunción a empleados	135.000	0	0	0	0	135.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	750.000	0	0	0	0	750.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.144.601	0	0	0	0	1.144.601
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	264.600	0	0	0	0	264.600
401	07	10	00	Dotación de uniformes a empleados	597.000	0	0	0	0	597.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	533.235	0	0	0	0	533.235
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	201.900	0	0	0	0	201.900
401	07	18	00	Becas a obreros	98.400	0	0	0	0	98.400
401	07	19	00	Ayudas por matrimonio de obreros	45.000	0	0	0	0	45.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	33.000	0	0	0	0	33.000
401	07	21	00	Ayudas por defunción a obreros	48.000	0	0	0	0	48.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	681.500	0	0	0	0	681.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	427.272	0	0	0	0	427.272
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	189.800	0	0	0	0	189.800
401	07	26	00	Dotación de uniformes a obreros	234.000	0	0	0	0	234.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	178.379	0	0	0	0	178.379
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	332.100	0	0	0	0	332.100
401	07	74	00	Capacitación y adiestramiento al personal contratado	25.000	0	0	0	0	25.000
401	07	75	00	Becas al personal contratado	4.500	0	0	0	0	4.500
401	07	76	00	Ayudas por matrimonio al personal contratado	4.000	0	0	0	0	4.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	1.000	0	0	0	0	1.000
401	07	78	00	Ayudas por defunción al personal contratado	6.000	0	0	0	0	6.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	10.000	0	0	0	0	10.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	17.663	0	0	0	0	17.663
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	4.800	0	0	0	0	4.800
401	07	83	00	Dotación de uniformes al personal contratado	15.000	0	0	0	0	15.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	59.296	0	0	0	0	59.296
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	5.850	0	0	0	0	5.850
401	07	96	00	Otras subvenciones a empleados	1.015.534	0	0	0	0	1.015.534
401	07	97	00	Otras subvenciones a obreros	251.318	0	0	0	0	251.318
401	07	99	00	Otras subvenciones al personal contratado	40.000	0	0	0	0	40.000
401	08	00	00	Prestaciones sociales e indemnizaciones	2.146.457	0	0	0	0	2.146.457
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.146.457	0	0	0	0	2.146.457
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**54.889.662**	**0**	**0**	**0**	**0**	**54.889.662**
402	01	00	00	Productos alimenticios y agropecuarios	9.598.219	0	0	0	0	9.598.219
402	01	01	00	Alimentos y bebidas para personas	9.598.219	0	0	0	0	9.598.219
402	02	00	00	Productos de minas, canteras y yacimientos	55.000	0	0	0	0	55.000
402	02	05	00	Piedra, arcilla, arena y tierra	55.000	0	0	0	0	55.000
402	03	00	00	Textiles y vestuarios	1.328.057	0	0	0	0	1.328.057
402	03	01	00	Textiles	133.820	0	0	0	0	133.820
402	03	02	00	Prendas de vestir	701.725	0	0	0	0	701.725
402	03	03	00	Calzados	492.512	0	0	0	0	492.512
402	04	00	00	Productos de cuero y caucho	174.739	0	0	0	0	174.739
402	04	03	00	Cauchos y tripas para vehículos	174.739	0	0	0	0	174.739
402	05	00	00	Productos de papel, cartón e impresos	4.356.180	0	0	0	0	4.356.180
402	05	01	00	Pulpa de madera, papel y cartón	235.731	0	0	0	0	235.731
402	05	02	00	Envases y cajas de papel y cartón	90.644	0	0	0	0	90.644
402	05	03	00	Productos de papel y cartón para oficina	3.469.711	0	0	0	0	3.469.711
402	05	06	00	Productos de papel y cartón para computación	214.280	0	0	0	0	214.280

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	136.290	0	0	0	0	136.290
402	05	99	00	Otros productos de pulpa, papel y cartón	209.524	0	0	0	0	209.524
402	06	00	00	Productos químicos y derivados	22.194.162	0	0	0	0	22.194.162
402	06	02	00	Abonos, plaguicidas y otros	168.254	0	0	0	0	168.254
402	06	03	00	Tintas, pinturas y colorantes	387.584	0	0	0	0	387.584
402	06	04	00	Productos farmacéuticos y medicamentos	17.705.872	0	0	0	0	17.705.872
402	06	05	00	Productos de tocador	108.450	0	0	0	0	108.450
402	06	06	00	Combustibles y lubricantes	116.354	0	0	0	0	116.354
402	06	08	00	Productos plásticos	286.040	0	0	0	0	286.040
402	06	99	00	Otros productos de la industria química y conexos	3.421.608	0	0	0	0	3.421.608
402	07	00	00	Productos minerales no metálicos	88.667	0	0	0	0	88.667
402	07	02	00	Vidrios y productos de vidrio	28.600	0	0	0	0	28.600
402	07	03	00	Productos de arcilla para construcción	10.018	0	0	0	0	10.018
402	07	04	00	Cemento, cal y yeso	50.049	0	0	0	0	50.049
402	08	00	00	Productos metálicos	993.885	0	0	0	0	993.885
402	08	01	00	Productos primarios de hierro y acero	16.020	0	0	0	0	16.020
402	08	02	00	Productos de metales no ferrosos	54.926	0	0	0	0	54.926
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	243.324	0	0	0	0	243.324
402	08	04	00	Productos metálicos estructurales	78.896	0	0	0	0	78.896
402	08	09	00	Repuestos y accesorios para equipos de transporte	343.134	0	0	0	0	343.134
402	08	10	00	Repuestos y accesorios para otros equipos	181.960	0	0	0	0	181.960
402	08	99	00	Otros productos metálicos	75.625	0	0	0	0	75.625
402	09	00	00	Productos de madera	52.448	0	0	0	0	52.448
402	09	01	00	Productos primarios de madera	52.448	0	0	0	0	52.448
402	10	00	00	Productos varios y útiles diversos	16.048.305	0	0	0	0	16.048.305
402	10	01	00	Artículos de deporte, recreación y juguetes	63.570	0	0	0	0	63.570
402	10	02	00	Materiales y útiles de limpieza y aseo	3.770.506	0	0	0	0	3.770.506
402	10	03	00	Utensilios de cocina y comedor	78.530	0	0	0	0	78.530
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	9.922.659	0	0	0	0	9.922.659
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	169.260	0	0	0	0	169.260

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	1.173.280	0	0	0	0	1.173.280
402	10	08	00	Materiales para equipos de computación	469.794	0	0	0	0	469.794
402	10	11	00	Materiales eléctricos	188.108	0	0	0	0	188.108
402	10	12	00	Materiales para instalaciones sanitarias	109.702	0	0	0	0	109.702
402	10	99	00	Otros productos y útiles diversos	102.896	0	0	0	0	102.896
403	**00**	**00**	**00**	**Servicios no personales**	**7.112.526**	**0**	**0**	**0**	**0**	**7.112.526**
403	02	00	00	Alquileres de maquinaria y equipos	130.950	0	0	0	0	130.950
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	130.950	0	0	0	0	130.950
403	04	00	00	Servicios básicos	53.251	0	0	0	0	53.251
403	04	01	00	Electricidad	18.920	0	0	0	0	18.920
403	04	02	00	Gas	14.885	0	0	0	0	14.885
403	04	04	00	Teléfonos	19.446	0	0	0	0	19.446
403	04	04	01	Servicios de telefonía prestados por organismos públicos	19.446	0	0	0	0	19.446
403	06	00	00	Servicios de transporte y almacenaje	73.321	0	0	0	0	73.321
403	06	01	00	Fletes y embalajes	73.321	0	0	0	0	73.321
403	07	00	00	Servicios de información, impresión y relaciones públicas	55.462	0	0	0	0	55.462
403	07	02	00	Imprenta y reproducción	55.462	0	0	0	0	55.462
403	09	00	00	Viáticos y pasajes	54.992	0	0	0	0	54.992
403	09	01	00	Viáticos y pasajes dentro del país	54.992	0	0	0	0	54.992
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.094.744	0	0	0	0	1.094.744
403	10	11	00	Servicios para la elaboración y suministro de comida	1.094.744	0	0	0	0	1.094.744
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	572.627	0	0	0	0	572.627
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	8.118	0	0	0	0	8.118
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	233.226	0	0	0	0	233.226
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	87.942	0	0	0	0	87.942
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	78.178	0	0	0	0	78.178
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	165.163	0	0	0	0	165.163
403	12	00	00	Conservación y reparaciones menores de obras	733.426	0	0	0	0	733.426
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	733.426	0	0	0	0	733.426

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	3.934.949	0	0	0	0	3.934.949
403	18	01	00	Impuesto al valor agregado	3.934.949	0	0	0	0	3.934.949
403	99	00	00	Otros servicios no personales	408.804	0	0	0	0	408.804
403	99	01	00	Otros servicios no personales	408.804	0	0	0	0	408.804
404	**00**	**00**	**00**	**Activos reales**	**3.653.868**	**0**	**0**	**0**	**0**	**3.653.868**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	177.000	0	0	0	0	177.000
404	01	01	00	Repuestos mayores	111.000	0	0	0	0	111.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	111.000	0	0	0	0	111.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	66.000	0	0	0	0	66.000
404	01	02	04	Reparaciones, mejoras y adiciones mayores de equipos médico-quirúrgicos, dentales y de veterinaria	66.000	0	0	0	0	66.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	9.900	0	0	0	0	9.900
404	03	05	00	Maquinaria y equipos industriales y de taller	9.900	0	0	0	0	9.900
404	04	00	00	Equipos de transporte, tracción y elevación	80.032	0	0	0	0	80.032
404	04	05	00	Vehículos de tracción no motorizados	80.032	0	0	0	0	80.032
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.259.588	0	0	0	0	2.259.588
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.259.588	0	0	0	0	2.259.588
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	59.560	0	0	0	0	59.560
404	07	02	00	Equipos de enseñanza, deporte y recreación	59.560	0	0	0	0	59.560
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.067.788	0	0	0	0	1.067.788
404	09	01	00	Mobiliario y equipos de oficina	307.828	0	0	0	0	307.828
404	09	02	00	Equipos de computación	204.556	0	0	0	0	204.556
404	09	03	00	Mobiliario y equipos de alojamiento	555.404	0	0	0	0	555.404
				Totales	**391.221.596**	**0**	**0**	**0**	**0**	**391.221.596**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS **54 - 133**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** **2016**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540234001 ATENCIÓN MÉDICA INTEGRAL EN SALUD A LA POBLACIÓN A TRAVÉS DE LA RED DE ATENCIÓN COMUNAL DE SALUD Y LA RED AMBULATORIA ESPECIALIZADA.

UNIDAD DE MEDIDA: CONSULTA **META:** 374.733

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**87.503.408**	**0**	**0**	**0**	**0**	**87.503.408**
401	01	00	00	Sueldos, salarios y otras retribuciones	35.234.773	0	0	0	0	35.234.773
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	14.508.614	0	0	0	0	14.508.614
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	3.546.936	0	0	0	0	3.546.936
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	13.592.484	0	0	0	0	13.592.484
401	01	18	00	Remuneraciones al personal contratado	3.586.739	0	0	0	0	3.586.739
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	3.586.739	0	0	0	0	3.586.739
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	8.558.738	0	0	0	0	8.558.738
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.928.542	0	0	0	0	5.928.542
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	2.630.196	0	0	0	0	2.630.196
401	03	00	00	Primas	12.240.006	0	0	0	0	12.240.006
401	03	01	00	Primas por mérito a empleados	1.800	0	0	0	0	1.800
401	03	02	00	Primas de transporte a empleados	423.000	0	0	0	0	423.000
401	03	04	00	Primas por hijos a empleados	285.750	0	0	0	0	285.750
401	03	08	00	Primas de profesionalización a empleados	3.114.568	0	0	0	0	3.114.568
401	03	09	00	Primas por antigüedad a empleados	1.202.120	0	0	0	0	1.202.120
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	316.097	0	0	0	0	316.097
401	03	16	00	Primas por mérito a obreros	18.767	0	0	0	0	18.767
401	03	17	00	Primas de transporte a obreros	424.500	0	0	0	0	424.500
401	03	19	00	Primas por hijos de obreros	188.250	0	0	0	0	188.250
401	03	21	00	Primas por antigüedad a obreros	944.180	0	0	0	0	944.180
401	03	22	00	Primas de profesionalización a obreros	169.469	0	0	0	0	169.469
401	03	37	00	Primas de transporte al personal contratado	19.500	0	0	0	0	19.500
401	03	39	00	Primas por hijos al personal contratado	14.250	0	0	0	0	14.250
401	03	40	00	Primas de profesionalización al personal contratado	546.261	0	0	0	0	546.261

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540234001 ATENCIÓN MÉDICA INTEGRAL EN SALUD A LA POBLACIÓN A TRAVÉS DE LA RED DE ATENCIÓN COMUNAL DE SALUD Y LA RED AMBULATORIA ESPECIALIZADA.

UNIDAD DE MEDIDA: CONSULTA **META:** 374.733

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	41	00	Primas por antigüedad al personal contratado	174.849	0	0	0	0	174.849
401	03	96	00	Otras primas al personal contratado	753.953	0	0	0	0	753.953
401	03	97	00	Otras primas a empleados	2.707.092	0	0	0	0	2.707.092
401	03	98	00	Otras primas a obreros	935.600	0	0	0	0	935.600
401	04	00	00	Complementos de sueldos y salarios	11.724.455	0	0	0	0	11.724.455
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	70.364	0	0	0	0	70.364
401	04	02	00	Complemento a empleados por trabajo nocturno	4.768.902	0	0	0	0	4.768.902
401	04	10	00	Complemento a empleados por días feriados	2.184.676	0	0	0	0	2.184.676
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	176.572	0	0	0	0	176.572
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.906.213	0	0	0	0	1.906.213
401	04	16	00	Complemento a obreros por gastos de alimentación	4.358	0	0	0	0	4.358
401	04	20	00	Complemento a obreros por días feriados	339.755	0	0	0	0	339.755
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	11.021	0	0	0	0	11.021
401	04	28	00	Complemento al personal contratado por días feriados	361.167	0	0	0	0	361.167
401	04	96	00	Otros complementos a empleados	309.720	0	0	0	0	309.720
401	04	97	00	Otros complementos a obreros	789.795	0	0	0	0	789.795
401	04	98	00	Otros complementos al personal contratado	801.912	0	0	0	0	801.912
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	12.462.894	0	0	0	0	12.462.894
401	05	01	00	Aguinaldos a empleados	1.861.223	0	0	0	0	1.861.223
401	05	03	00	Bono vacacional a empleados	5.773.751	0	0	0	0	5.773.751
401	05	04	00	Aguinaldos a obreros	724.337	0	0	0	0	724.337
401	05	06	00	Bono vacacional a obreros	2.986.788	0	0	0	0	2.986.788
401	05	07	00	Aguinaldos al personal contratado	325.451	0	0	0	0	325.451
401	05	08	00	Bono vacacional al personal contratado	791.344	0	0	0	0	791.344
401	06	00	00	Aportes patronales y legales	3.754.763	0	0	0	0	3.754.763

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540234001 ATENCIÓN MÉDICA INTEGRAL EN SALUD A LA POBLACIÓN A TRAVÉS DE LA RED DE ATENCIÓN COMUNAL DE SALUD Y LA RED AMBULATORIA ESPECIALIZADA.

UNIDAD DE MEDIDA: CONSULTA **META:** 374.733

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.364.508	0	0	0	0	1.364.508
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	417.825	0	0	0	0	417.825
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	245.241	0	0	0	0	245.241
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	278.550	0	0	0	0	278.550
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	652.628	0	0	0	0	652.628
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	155.423	0	0	0	0	155.423
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	110.947	0	0	0	0	110.947
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	130.526	0	0	0	0	130.526
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	227.655	0	0	0	0	227.655
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	49.435	0	0	0	0	49.435
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	47.874	0	0	0	0	47.874
401	06	95	00	Otros aportes legales por personal contratado	74.151	0	0	0	0	74.151
401	07	00	00	Asistencia socio-económica	2.755.368	0	0	0	0	2.755.368
401	07	01	00	Capacitación y adiestramiento a empleados	40.000	0	0	0	0	40.000
401	07	02	00	Becas a empleados	40.200	0	0	0	0	40.200
401	07	03	00	Ayudas por matrimonio a empleados	46.000	0	0	0	0	46.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	40.000	0	0	0	0	40.000
401	07	05	00	Ayudas por defunción a empleados	48.000	0	0	0	0	48.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	290.000	0	0	0	0	290.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	471.376	0	0	0	0	471.376
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	44.500	0	0	0	0	44.500
401	07	10	00	Dotación de uniformes a empleados	282.000	0	0	0	0	282.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	232.361	0	0	0	0	232.361
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	36.000	0	0	0	0	36.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540234001 ATENCIÓN MÉDICA INTEGRAL EN SALUD A LA POBLACIÓN A TRAVÉS DE LA RED DE ATENCIÓN COMUNAL DE SALUD Y LA RED AMBULATORIA ESPECIALIZADA.

UNIDAD DE MEDIDA: CONSULTA **META:** 374.733

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	18	00	Becas a obreros	25.800	0	0	0	0	25.800
401	07	19	00	Ayudas por matrimonio de obreros	5.000	0	0	0	0	5.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	5.000	0	0	0	0	5.000
401	07	21	00	Ayudas por defunción a obreros	36.000	0	0	0	0	36.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	171.500	0	0	0	0	171.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	141.607	0	0	0	0	141.607
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	22.200	0	0	0	0	22.200
401	07	26	00	Dotación de uniformes a obreros	78.000	0	0	0	0	78.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	46.379	0	0	0	0	46.379
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	99.600	0	0	0	0	99.600
401	07	74	00	Capacitación y adiestramiento al personal contratado	10.000	0	0	0	0	10.000
401	07	75	00	Becas al personal contratado	1.000	0	0	0	0	1.000
401	07	76	00	Ayudas por matrimonio al personal contratado	2.000	0	0	0	0	2.000
401	07	78	00	Ayudas por defunción al personal contratado	3.000	0	0	0	0	3.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	5.000	0	0	0	0	5.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	5.755	0	0	0	0	5.755
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.700	0	0	0	0	1.700
401	07	83	00	Dotación de uniformes al personal contratado	6.000	0	0	0	0	6.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	26.470	0	0	0	0	26.470
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	1.800	0	0	0	0	1.800
401	07	96	00	Otras subvenciones a empleados	420.000	0	0	0	0	420.000
401	07	97	00	Otras subvenciones a obreros	51.120	0	0	0	0	51.120
401	07	99	00	Otras subvenciones al personal contratado	20.000	0	0	0	0	20.000
401	08	00	00	Prestaciones sociales e indemnizaciones	772.411	0	0	0	0	772.411

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540234001 ATENCIÓN MÉDICA INTEGRAL EN SALUD A LA POBLACIÓN A TRAVÉS DE LA RED DE ATENCIÓN COMUNAL DE SALUD Y LA RED AMBULATORIA ESPECIALIZADA.

UNIDAD DE MEDIDA: CONSULTA **META:** 374.733

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	772.411	0	0	0	0	772.411
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.177.408**	**0**	**0**	**0**	**0**	**15.177.408**
402	01	00	00	Productos alimenticios y agropecuarios	2.542.103	0	0	0	0	2.542.103
402	01	01	00	Alimentos y bebidas para personas	2.542.103	0	0	0	0	2.542.103
402	03	00	00	Textiles y vestuarios	68.274	0	0	0	0	68.274
402	03	01	00	Textiles	15.762	0	0	0	0	15.762
402	03	02	00	Prendas de vestir	36.320	0	0	0	0	36.320
402	03	03	00	Calzados	16.192	0	0	0	0	16.192
402	04	00	00	Productos de cuero y caucho	31.000	0	0	0	0	31.000
402	04	03	00	Cauchos y tripas para vehículos	31.000	0	0	0	0	31.000
402	05	00	00	Productos de papel, cartón e impresos	1.513.150	0	0	0	0	1.513.150
402	05	01	00	Pulpa de madera, papel y cartón	48.686	0	0	0	0	48.686
402	05	02	00	Envases y cajas de papel y cartón	47.344	0	0	0	0	47.344
402	05	03	00	Productos de papel y cartón para oficina	1.183.656	0	0	0	0	1.183.656
402	05	06	00	Productos de papel y cartón para computación	50.600	0	0	0	0	50.600
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	50.600	0	0	0	0	50.600
402	05	99	00	Otros productos de pulpa, papel y cartón	132.264	0	0	0	0	132.264
402	06	00	00	Productos químicos y derivados	5.000.092	0	0	0	0	5.000.092
402	06	02	00	Abonos, plaguicidas y otros	23.910	0	0	0	0	23.910
402	06	03	00	Tintas, pinturas y colorantes	98.560	0	0	0	0	98.560
402	06	04	00	Productos farmacéuticos y medicamentos	3.662.504	0	0	0	0	3.662.504
402	06	05	00	Productos de tocador	27.790	0	0	0	0	27.790
402	06	06	00	Combustibles y lubricantes	25.800	0	0	0	0	25.800
402	06	08	00	Productos plásticos	94.780	0	0	0	0	94.780
402	06	99	00	Otros productos de la industria química y conexos	1.066.748	0	0	0	0	1.066.748

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540234001 ATENCIÓN MÉDICA INTEGRAL EN SALUD A LA POBLACIÓN A TRAVÉS DE LA RED DE ATENCIÓN COMUNAL DE SALUD Y LA RED AMBULATORIA ESPECIALIZADA.

UNIDAD DE MEDIDA: CONSULTA **META:** 374.733

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	00	00	Productos minerales no metálicos	43.032	0	0	0	0	43.032
402	07	02	00	Vidrios y productos de vidrio	13.200	0	0	0	0	13.200
402	07	03	00	Productos de arcilla para construcción	5.148	0	0	0	0	5.148
402	07	04	00	Cemento, cal y yeso	24.684	0	0	0	0	24.684
402	08	00	00	Productos metálicos	338.755	0	0	0	0	338.755
402	08	02	00	Productos de metales no ferrosos	38.016	0	0	0	0	38.016
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	59.048	0	0	0	0	59.048
402	08	04	00	Productos metálicos estructurales	67.056	0	0	0	0	67.056
402	08	09	00	Repuestos y accesorios para equipos de transporte	138.676	0	0	0	0	138.676
402	08	10	00	Repuestos y accesorios para otros equipos	8.844	0	0	0	0	8.844
402	08	99	00	Otros productos metálicos	27.115	0	0	0	0	27.115
402	09	00	00	Productos de madera	48.488	0	0	0	0	48.488
402	09	01	00	Productos primarios de madera	48.488	0	0	0	0	48.488
402	10	00	00	Productos varios y útiles diversos	5.592.514	0	0	0	0	5.592.514
402	10	02	00	Materiales y útiles de limpieza y aseo	1.308.520	0	0	0	0	1.308.520
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.773.840	0	0	0	0	3.773.840
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	79.040	0	0	0	0	79.040
402	10	07	00	Productos de seguridad en el trabajo	42.546	0	0	0	0	42.546
402	10	08	00	Materiales para equipos de computación	207.024	0	0	0	0	207.024
402	10	11	00	Materiales eléctricos	102.459	0	0	0	0	102.459
402	10	12	00	Materiales para instalaciones sanitarias	18.915	0	0	0	0	18.915
402	10	99	00	Otros productos y útiles diversos	60.170	0	0	0	0	60.170
403	**00**	**00**	**00**	**Servicios no personales**	**2.044.842**	**0**	**0**	**0**	**0**	**2.044.842**
403	04	00	00	Servicios básicos	30.351	0	0	0	0	30.351
403	04	01	00	Electricidad	11.000	0	0	0	0	11.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540234001 ATENCIÓN MÉDICA INTEGRAL EN SALUD A LA POBLACIÓN A TRAVÉS DE LA RED DE ATENCIÓN COMUNAL DE SALUD Y LA RED AMBULATORIA ESPECIALIZADA.

UNIDAD DE MEDIDA: CONSULTA **META:** 374.733

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	02	00	Gas	6.085	0	0	0	0	6.085
403	04	04	00	Teléfonos	13.266	0	0	0	0	13.266
403	04	04	01	Servicios de telefonía prestados por organismos públicos	13.266	0	0	0	0	13.266
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.240	0	0	0	0	42.240
403	07	02	00	Imprenta y reproducción	42.240	0	0	0	0	42.240
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	292.800	0	0	0	0	292.800
403	10	11	00	Servicios para la elaboración y suministro de comida	292.800	0	0	0	0	292.800
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	161.112	0	0	0	0	161.112
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	55.000	0	0	0	0	55.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	25.350	0	0	0	0	25.350
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	50.762	0	0	0	0	50.762
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	30.000	0	0	0	0	30.000
403	12	00	00	Conservación y reparaciones menores de obras	265.376	0	0	0	0	265.376
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	265.376	0	0	0	0	265.376
403	18	00	00	Impuestos indirectos	1.252.963	0	0	0	0	1.252.963
403	18	01	00	Impuesto al valor agregado	1.252.963	0	0	0	0	1.252.963
404	**00**	**00**	**00**	**Activos reales**	**1.294.253**	**0**	**0**	**0**	**0**	**1.294.253**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.005.591	0	0	0	0	1.005.591
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.005.591	0	0	0	0	1.005.591
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	22.880	0	0	0	0	22.880
404	07	02	00	Equipos de enseñanza, deporte y recreación	22.880	0	0	0	0	22.880
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	265.782	0	0	0	0	265.782
404	09	01	00	Mobiliario y equipos de oficina	63.254	0	0	0	0	63.254
404	09	02	00	Equipos de computación	98.428	0	0	0	0	98.428
404	09	03	00	Mobiliario y equipos de alojamiento	104.100	0	0	0	0	104.100

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540234001 ATENCIÓN MÉDICA INTEGRAL EN SALUD A LA POBLACIÓN A TRAVÉS DE LA RED DE ATENCIÓN COMUNAL DE SALUD Y LA RED AMBULATORIA ESPECIALIZADA.

UNIDAD DE MEDIDA: CONSULTA **META:** 374.733

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	**106.019.911**	**0**	**0**	**0**	**0**	**106.019.911**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540234002 ATENCIÓN EN SALUD A LA POBLACIÓN EN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 174.837

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**232.218.960**	**0**	**0**	**0**	**0**	**232.218.960**
401	01	00	00	Sueldos, salarios y otras retribuciones	84.233.666	0	0	0	0	84.233.666
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	26.446.651	0	0	0	0	26.446.651
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	8.504.994	0	0	0	0	8.504.994
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	38.306.316	0	0	0	0	38.306.316
401	01	18	00	Remuneraciones al personal contratado	10.975.705	0	0	0	0	10.975.705
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	10.975.705	0	0	0	0	10.975.705
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	16.286.327	0	0	0	0	16.286.327
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	8.874.293	0	0	0	0	8.874.293
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	7.412.034	0	0	0	0	7.412.034
401	03	00	00	Primas	46.761.726	0	0	0	0	46.761.726
401	03	01	00	Primas por mérito a empleados	2.376	0	0	0	0	2.376
401	03	02	00	Primas de transporte a empleados	615.000	0	0	0	0	615.000
401	03	04	00	Primas por hijos a empleados	12.811.763	0	0	0	0	12.811.763
401	03	08	00	Primas de profesionalización a empleados	16.701.898	0	0	0	0	16.701.898
401	03	09	00	Primas por antigüedad a empleados	2.415.068	0	0	0	0	2.415.068
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	236.353	0	0	0	0	236.353
401	03	16	00	Primas por mérito a obreros	145.032	0	0	0	0	145.032
401	03	17	00	Primas de transporte a obreros	1.185.000	0	0	0	0	1.185.000
401	03	19	00	Primas por hijos de obreros	453.750	0	0	0	0	453.750
401	03	21	00	Primas por antigüedad a obreros	2.777.021	0	0	0	0	2.777.021
401	03	22	00	Primas de profesionalización a obreros	396.293	0	0	0	0	396.293
401	03	37	00	Primas de transporte al personal contratado	46.500	0	0	0	0	46.500
401	03	39	00	Primas por hijos al personal contratado	27.750	0	0	0	0	27.750
401	03	40	00	Primas de profesionalización al personal contratado	844.210	0	0	0	0	844.210

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540234002 ATENCIÓN EN SALUD A LA POBLACIÓN EN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 174.837

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	41	00	Primas por antigüedad al personal contratado	249.200	0	0	0	0	249.200
401	03	96	00	Otras primas al personal contratado	898.976	0	0	0	0	898.976
401	03	97	00	Otras primas a empleados	4.371.136	0	0	0	0	4.371.136
401	03	98	00	Otras primas a obreros	2.584.400	0	0	0	0	2.584.400
401	04	00	00	Complementos de sueldos y salarios	47.534.286	0	0	0	0	47.534.286
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	216.114	0	0	0	0	216.114
401	04	02	00	Complemento a empleados por trabajo nocturno	18.142.283	0	0	0	0	18.142.283
401	04	10	00	Complemento a empleados por días feriados	2.951.073	0	0	0	0	2.951.073
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	546.705	0	0	0	0	546.705
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	5.931.089	0	0	0	0	5.931.089
401	04	16	00	Complemento a obreros por gastos de alimentación	12.330	0	0	0	0	12.330
401	04	20	00	Complemento a obreros por días feriados	1.010.994	0	0	0	0	1.010.994
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	15.169	0	0	0	0	15.169
401	04	28	00	Complemento al personal contratado por días feriados	1.522.931	0	0	0	0	1.522.931
401	04	96	00	Otros complementos a empleados	477.487	0	0	0	0	477.487
401	04	97	00	Otros complementos a obreros	2.455.837	0	0	0	0	2.455.837
401	04	98	00	Otros complementos al personal contratado	14.252.274	0	0	0	0	14.252.274
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	24.043.868	0	0	0	0	24.043.868
401	05	01	00	Aguinaldos a empleados	2.899.667	0	0	0	0	2.899.667
401	05	03	00	Bono vacacional a empleados	8.491.732	0	0	0	0	8.491.732
401	05	04	00	Aguinaldos a obreros	2.090.613	0	0	0	0	2.090.613
401	05	06	00	Bono vacacional a obreros	8.512.653	0	0	0	0	8.512.653
401	05	07	00	Aguinaldos al personal contratado	580.222	0	0	0	0	580.222
401	05	08	00	Bono vacacional al personal contratado	1.468.981	0	0	0	0	1.468.981
401	06	00	00	Aportes patronales y legales	7.262.243	0	0	0	0	7.262.243

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540234002 ATENCIÓN EN SALUD A LA POBLACIÓN EN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 174.837

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.116.280	0	0	0	0	2.116.280
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	653.462	0	0	0	0	653.462
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	388.872	0	0	0	0	388.872
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	435.641	0	0	0	0	435.641
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.857.306	0	0	0	0	1.857.306
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	411.041	0	0	0	0	411.041
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	315.742	0	0	0	0	315.742
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	371.461	0	0	0	0	371.461
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	408.478	0	0	0	0	408.478
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	87.939	0	0	0	0	87.939
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	84.113	0	0	0	0	84.113
401	06	95	00	Otros aportes legales por personal contratado	131.908	0	0	0	0	131.908
401	07	00	00	Asistencia socio-económica	4.722.798	0	0	0	0	4.722.798
401	07	01	00	Capacitación y adiestramiento a empleados	80.000	0	0	0	0	80.000
401	07	02	00	Becas a empleados	60.000	0	0	0	0	60.000
401	07	03	00	Ayudas por matrimonio a empleados	50.000	0	0	0	0	50.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	70.000	0	0	0	0	70.000
401	07	05	00	Ayudas por defunción a empleados	87.000	0	0	0	0	87.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	420.000	0	0	0	0	420.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	651.935	0	0	0	0	651.935
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	216.000	0	0	0	0	216.000
401	07	10	00	Dotación de uniformes a empleados	300.000	0	0	0	0	300.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	287.745	0	0	0	0	287.745
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	164.400	0	0	0	0	164.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540234002 ATENCIÓN EN SALUD A LA POBLACIÓN EN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 174.837

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	18	00	Becas a obreros	69.000	0	0	0	0	69.000
401	07	19	00	Ayudas por matrimonio de obreros	40.000	0	0	0	0	40.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	28.000	0	0	0	0	28.000
401	07	21	00	Ayudas por defunción a obreros	12.000	0	0	0	0	12.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	500.000	0	0	0	0	500.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	276.483	0	0	0	0	276.483
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	155.700	0	0	0	0	155.700
401	07	26	00	Dotación de uniformes a obreros	147.000	0	0	0	0	147.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	121.297	0	0	0	0	121.297
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	226.800	0	0	0	0	226.800
401	07	74	00	Capacitación y adiestramiento al personal contratado	15.000	0	0	0	0	15.000
401	07	75	00	Becas al personal contratado	3.500	0	0	0	0	3.500
401	07	76	00	Ayudas por matrimonio al personal contratado	2.000	0	0	0	0	2.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	1.000	0	0	0	0	1.000
401	07	78	00	Ayudas por defunción al personal contratado	3.000	0	0	0	0	3.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	5.000	0	0	0	0	5.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	11.908	0	0	0	0	11.908
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	3.100	0	0	0	0	3.100
401	07	83	00	Dotación de uniformes al personal contratado	9.000	0	0	0	0	9.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	32.826	0	0	0	0	32.826
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	4.050	0	0	0	0	4.050
401	07	96	00	Otras subvenciones a empleados	475.534	0	0	0	0	475.534
401	07	97	00	Otras subvenciones a obreros	173.520	0	0	0	0	173.520
401	07	99	00	Otras subvenciones al personal contratado	20.000	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540234002 ATENCIÓN EN SALUD A LA POBLACIÓN EN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 174.837

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	00	00	Prestaciones sociales e indemnizaciones	1.374.046	0	0	0	0	1.374.046
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.374.046	0	0	0	0	1.374.046
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**31.769.391**	**0**	**0**	**0**	**0**	**31.769.391**
402	01	00	00	Productos alimenticios y agropecuarios	6.283.644	0	0	0	0	6.283.644
402	01	01	00	Alimentos y bebidas para personas	6.283.644	0	0	0	0	6.283.644
402	02	00	00	Productos de minas, canteras y yacimientos	55.000	0	0	0	0	55.000
402	02	05	00	Piedra, arcilla, arena y tierra	55.000	0	0	0	0	55.000
402	03	00	00	Textiles y vestuarios	211.615	0	0	0	0	211.615
402	03	01	00	Textiles	100.300	0	0	0	0	100.300
402	03	02	00	Prendas de vestir	65.515	0	0	0	0	65.515
402	03	03	00	Calzados	45.800	0	0	0	0	45.800
402	04	00	00	Productos de cuero y caucho	110.659	0	0	0	0	110.659
402	04	03	00	Cauchos y tripas para vehículos	110.659	0	0	0	0	110.659
402	05	00	00	Productos de papel, cartón e impresos	1.747.550	0	0	0	0	1.747.550
402	05	01	00	Pulpa de madera, papel y cartón	100.910	0	0	0	0	100.910
402	05	02	00	Envases y cajas de papel y cartón	43.300	0	0	0	0	43.300
402	05	03	00	Productos de papel y cartón para oficina	1.276.710	0	0	0	0	1.276.710
402	05	06	00	Productos de papel y cartón para computación	163.680	0	0	0	0	163.680
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	85.690	0	0	0	0	85.690
402	05	99	00	Otros productos de pulpa, papel y cartón	77.260	0	0	0	0	77.260
402	06	00	00	Productos químicos y derivados	15.030.688	0	0	0	0	15.030.688
402	06	02	00	Abonos, plaguicidas y otros	140.300	0	0	0	0	140.300
402	06	03	00	Tintas, pinturas y colorantes	213.720	0	0	0	0	213.720
402	06	04	00	Productos farmacéuticos y medicamentos	13.013.298	0	0	0	0	13.013.298
402	06	05	00	Productos de tocador	80.660	0	0	0	0	80.660

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540234002 ATENCIÓN EN SALUD A LA POBLACIÓN EN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 174.837

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	06	00	Combustibles y lubricantes	77.920	0	0	0	0	77.920
402	06	08	00	Productos plásticos	149.930	0	0	0	0	149.930
402	06	99	00	Otros productos de la industria química y conexos	1.354.860	0	0	0	0	1.354.860
402	07	00	00	Productos minerales no metálicos	45.635	0	0	0	0	45.635
402	07	02	00	Vidrios y productos de vidrio	15.400	0	0	0	0	15.400
402	07	03	00	Productos de arcilla para construcción	4.870	0	0	0	0	4.870
402	07	04	00	Cemento, cal y yeso	25.365	0	0	0	0	25.365
402	08	00	00	Productos metálicos	364.974	0	0	0	0	364.974
402	08	01	00	Productos primarios de hierro y acero	16.020	0	0	0	0	16.020
402	08	02	00	Productos de metales no ferrosos	16.910	0	0	0	0	16.910
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	95.500	0	0	0	0	95.500
402	08	04	00	Productos metálicos estructurales	11.840	0	0	0	0	11.840
402	08	09	00	Repuestos y accesorios para equipos de transporte	84.430	0	0	0	0	84.430
402	08	10	00	Repuestos y accesorios para otros equipos	91.764	0	0	0	0	91.764
402	08	99	00	Otros productos metálicos	48.510	0	0	0	0	48.510
402	09	00	00	Productos de madera	3.960	0	0	0	0	3.960
402	09	01	00	Productos primarios de madera	3.960	0	0	0	0	3.960
402	10	00	00	Productos varios y útiles diversos	7.915.666	0	0	0	0	7.915.666
402	10	01	00	Artículos de deporte, recreación y juguetes	32.060	0	0	0	0	32.060
402	10	02	00	Materiales y útiles de limpieza y aseo	1.462.000	0	0	0	0	1.462.000
402	10	03	00	Utensilios de cocina y comedor	78.530	0	0	0	0	78.530
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	5.896.990	0	0	0	0	5.896.990
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	82.300	0	0	0	0	82.300
402	10	07	00	Productos de seguridad en el trabajo	61.574	0	0	0	0	61.574
402	10	08	00	Materiales para equipos de computación	179.980	0	0	0	0	179.980

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540234002 ATENCIÓN EN SALUD A LA POBLACIÓN EN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 174.837

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	11	00	Materiales eléctricos	39.754	0	0	0	0	39.754
402	10	12	00	Materiales para instalaciones sanitarias	39.752	0	0	0	0	39.752
402	10	99	00	Otros productos y útiles diversos	42.726	0	0	0	0	42.726
403	**00**	**00**	**00**	**Servicios no personales**	**4.188.920**	**0**	**0**	**0**	**0**	**4.188.920**
403	02	00	00	Alquileres de maquinaria y equipos	130.950	0	0	0	0	130.950
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	130.950	0	0	0	0	130.950
403	04	00	00	Servicios básicos	22.900	0	0	0	0	22.900
403	04	01	00	Electricidad	7.920	0	0	0	0	7.920
403	04	02	00	Gas	8.800	0	0	0	0	8.800
403	04	04	00	Teléfonos	6.180	0	0	0	0	6.180
403	04	04	01	Servicios de telefonía prestados por organismos públicos	6.180	0	0	0	0	6.180
403	06	00	00	Servicios de transporte y almacenaje	73.321	0	0	0	0	73.321
403	06	01	00	Fletes y embalajes	73.321	0	0	0	0	73.321
403	07	00	00	Servicios de información, impresión y relaciones públicas	13.222	0	0	0	0	13.222
403	07	02	00	Imprenta y reproducción	13.222	0	0	0	0	13.222
403	09	00	00	Viáticos y pasajes	54.992	0	0	0	0	54.992
403	09	01	00	Viáticos y pasajes dentro del país	54.992	0	0	0	0	54.992
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	778.800	0	0	0	0	778.800
403	10	11	00	Servicios para la elaboración y suministro de comida	778.800	0	0	0	0	778.800
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	294.242	0	0	0	0	294.242
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	8.118	0	0	0	0	8.118
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	98.856	0	0	0	0	98.856
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	62.592	0	0	0	0	62.592
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	27.416	0	0	0	0	27.416

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540234002 ATENCIÓN EN SALUD A LA POBLACIÓN EN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 174.837

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	97.260	0	0	0	0	97.260
403	12	00	00	Conservación y reparaciones menores de obras	468.050	0	0	0	0	468.050
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	468.050	0	0	0	0	468.050
403	18	00	00	Impuestos indirectos	1.943.639	0	0	0	0	1.943.639
403	18	01	00	Impuesto al valor agregado	1.943.639	0	0	0	0	1.943.639
403	99	00	00	Otros servicios no personales	408.804	0	0	0	0	408.804
403	99	01	00	Otros servicios no personales	408.804	0	0	0	0	408.804
404	**00**	**00**	**00**	**Activos reales**	**1.956.041**	**0**	**0**	**0**	**0**	**1.956.041**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	111.000	0	0	0	0	111.000
404	01	01	00	Repuestos mayores	45.000	0	0	0	0	45.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	45.000	0	0	0	0	45.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	66.000	0	0	0	0	66.000
404	01	02	04	Reparaciones, mejoras y adiciones mayores de equipos médico-quirúrgicos, dentales y de veterinaria	66.000	0	0	0	0	66.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	9.900	0	0	0	0	9.900
404	03	05	00	Maquinaria y equipos industriales y de taller	9.900	0	0	0	0	9.900
404	04	00	00	Equipos de transporte, tracción y elevación	80.032	0	0	0	0	80.032
404	04	05	00	Vehículos de tracción no motorizados	80.032	0	0	0	0	80.032
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.253.997	0	0	0	0	1.253.997
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.253.997	0	0	0	0	1.253.997
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	36.680	0	0	0	0	36.680
404	07	02	00	Equipos de enseñanza, deporte y recreación	36.680	0	0	0	0	36.680
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	464.432	0	0	0	0	464.432
404	09	01	00	Mobiliario y equipos de oficina	244.574	0	0	0	0	244.574
404	09	02	00	Equipos de computación	106.128	0	0	0	0	106.128
404	09	03	00	Mobiliario y equipos de alojamiento	113.730	0	0	0	0	113.730

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540234002 ATENCIÓN EN SALUD A LA POBLACIÓN EN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 174.837

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	**270.133.312**	**0**	**0**	**0**	**0**	**270.133.312**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540234003 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDERMO -EPIDÉRMICAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.201.716

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.843.172**	**0**	**0**	**0**	**0**	**5.843.172**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.540.539	0	0	0	0	2.540.539
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	766.459	0	0	0	0	766.459
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.774.080	0	0	0	0	1.774.080
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	640.536	0	0	0	0	640.536
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	297.250	0	0	0	0	297.250
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	343.286	0	0	0	0	343.286
401	03	00	00	Primas	707.716	0	0	0	0	707.716
401	03	01	00	Primas por mérito a empleados	72	0	0	0	0	72
401	03	02	00	Primas de transporte a empleados	22.500	0	0	0	0	22.500
401	03	04	00	Primas por hijos a empleados	13.500	0	0	0	0	13.500
401	03	08	00	Primas de profesionalización a empleados	143.065	0	0	0	0	143.065
401	03	09	00	Primas por antigüedad a empleados	75.137	0	0	0	0	75.137
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	61.200	0	0	0	0	61.200
401	03	16	00	Primas por mérito a obreros	9.182	0	0	0	0	9.182
401	03	17	00	Primas de transporte a obreros	55.500	0	0	0	0	55.500
401	03	19	00	Primas por hijos de obreros	13.500	0	0	0	0	13.500
401	03	21	00	Primas por antigüedad a obreros	102.618	0	0	0	0	102.618
401	03	22	00	Primas de profesionalización a obreros	21.424	0	0	0	0	21.424
401	03	97	00	Otras primas a empleados	67.018	0	0	0	0	67.018
401	03	98	00	Otras primas a obreros	123.000	0	0	0	0	123.000
401	04	00	00	Complementos de sueldos y salarios	587.288	0	0	0	0	587.288
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	18.778	0	0	0	0	18.778
401	04	02	00	Complemento a empleados por trabajo nocturno	27.161	0	0	0	0	27.161
401	04	10	00	Complemento a empleados por días feriados	9.252	0	0	0	0	9.252

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540234003 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDERMO -EPIDÉRMICAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.201.716

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	67.902	0	0	0	0	67.902
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	307.843	0	0	0	0	307.843
401	04	20	00	Complemento a obreros por días feriados	46.576	0	0	0	0	46.576
401	04	96	00	Otros complementos a empleados	6.400	0	0	0	0	6.400
401	04	97	00	Otros complementos a obreros	103.376	0	0	0	0	103.376
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	828.806	0	0	0	0	828.806
401	05	01	00	Aguinaldos a empleados	72.235	0	0	0	0	72.235
401	05	03	00	Bono vacacional a empleados	246.066	0	0	0	0	246.066
401	05	04	00	Aguinaldos a obreros	115.854	0	0	0	0	115.854
401	05	06	00	Bono vacacional a obreros	394.651	0	0	0	0	394.651
401	06	00	00	Aportes patronales y legales	231.105	0	0	0	0	231.105
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	53.687	0	0	0	0	53.687
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	16.106	0	0	0	0	16.106
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	9.127	0	0	0	0	9.127
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	10.737	0	0	0	0	10.737
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	86.106	0	0	0	0	86.106
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	23.482	0	0	0	0	23.482
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	14.638	0	0	0	0	14.638
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	17.222	0	0	0	0	17.222
401	07	00	00	Asistencia socio-económica	307.182	0	0	0	0	307.182
401	07	02	00	Becas a empleados	2.400	0	0	0	0	2.400
401	07	03	00	Ayudas por matrimonio a empleados	1.000	0	0	0	0	1.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.000	0	0	0	0	2.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	40.000	0	0	0	0	40.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	21.290	0	0	0	0	21.290

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540234003 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDERMO -EPIDÉRMICAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.201.716

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	4.100	0	0	0	0	4.100
401	07	10	00	Dotación de uniformes a empleados	15.000	0	0	0	0	15.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	13.129	0	0	0	0	13.129
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.500	0	0	0	0	1.500
401	07	18	00	Becas a obreros	3.600	0	0	0	0	3.600
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	10.000	0	0	0	0	10.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	9.182	0	0	0	0	9.182
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	11.900	0	0	0	0	11.900
401	07	26	00	Dotación de uniformes a obreros	9.000	0	0	0	0	9.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	10.703	0	0	0	0	10.703
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	5.700	0	0	0	0	5.700
401	07	96	00	Otras subvenciones a empleados	120.000	0	0	0	0	120.000
401	07	97	00	Otras subvenciones a obreros	26.678	0	0	0	0	26.678
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.942.863**	**0**	**0**	**0**	**0**	**7.942.863**
402	01	00	00	Productos alimenticios y agropecuarios	772.472	0	0	0	0	772.472
402	01	01	00	Alimentos y bebidas para personas	772.472	0	0	0	0	772.472
402	03	00	00	Textiles y vestuarios	1.048.168	0	0	0	0	1.048.168
402	03	01	00	Textiles	17.758	0	0	0	0	17.758
402	03	02	00	Prendas de vestir	599.890	0	0	0	0	599.890
402	03	03	00	Calzados	430.520	0	0	0	0	430.520
402	04	00	00	Productos de cuero y caucho	33.080	0	0	0	0	33.080
402	04	03	00	Cauchos y tripas para vehículos	33.080	0	0	0	0	33.080
402	05	00	00	Productos de papel, cartón e impresos	1.095.480	0	0	0	0	1.095.480
402	05	01	00	Pulpa de madera, papel y cartón	86.135	0	0	0	0	86.135
402	05	03	00	Productos de papel y cartón para oficina	1.009.345	0	0	0	0	1.009.345

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540234003 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDERMO -EPIDÉRMICAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.201.716

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	00	00	Productos químicos y derivados	2.163.382	0	0	0	0	2.163.382
402	06	02	00	Abonos, plaguicidas y otros	4.044	0	0	0	0	4.044
402	06	03	00	Tintas, pinturas y colorantes	75.304	0	0	0	0	75.304
402	06	04	00	Productos farmacéuticos y medicamentos	1.030.070	0	0	0	0	1.030.070
402	06	06	00	Combustibles y lubricantes	12.634	0	0	0	0	12.634
402	06	08	00	Productos plásticos	41.330	0	0	0	0	41.330
402	06	99	00	Otros productos de la industria química y conexos	1.000.000	0	0	0	0	1.000.000
402	08	00	00	Productos metálicos	290.156	0	0	0	0	290.156
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	88.776	0	0	0	0	88.776
402	08	09	00	Repuestos y accesorios para equipos de transporte	120.028	0	0	0	0	120.028
402	08	10	00	Repuestos y accesorios para otros equipos	81.352	0	0	0	0	81.352
402	10	00	00	Productos varios y útiles diversos	2.540.125	0	0	0	0	2.540.125
402	10	01	00	Artículos de deporte, recreación y juguetes	31.510	0	0	0	0	31.510
402	10	02	00	Materiales y útiles de limpieza y aseo	999.986	0	0	0	0	999.986
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	251.829	0	0	0	0	251.829
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.920	0	0	0	0	7.920
402	10	07	00	Productos de seguridad en el trabajo	1.069.160	0	0	0	0	1.069.160
402	10	08	00	Materiales para equipos de computación	82.790	0	0	0	0	82.790
402	10	11	00	Materiales eléctricos	45.895	0	0	0	0	45.895
402	10	12	00	Materiales para instalaciones sanitarias	51.035	0	0	0	0	51.035
403	**00**	**00**	**00**	**Servicios no personales**	**878.764**	**0**	**0**	**0**	**0**	**878.764**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	23.144	0	0	0	0	23.144
403	10	11	00	Servicios para la elaboración y suministro de comida	23.144	0	0	0	0	23.144
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	117.273	0	0	0	0	117.273
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	79.370	0	0	0	0	79.370

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127989 540234000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO VARGAS.

OBJETIVO DEL PROYECTO: ATENDER DE FORMA INTEGRAL Y OPORTUNA A LA POBLACIÓN DE TODOS LOS GRUPOS ETARIOS, INCREMENTANDO LA COBERTURA DE ATENCIÓN.

UNIDAD DE MEDIDA: CONSULTA **META:** 549.570

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540234003 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN CONTRA ENFERMEDADES ENDERMO -EPIDÉRMICAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1.201.716

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	37.903	0	0	0	0	37.903
403	18	00	00	Impuestos indirectos	738.347	0	0	0	0	738.347
403	18	01	00	Impuesto al valor agregado	738.347	0	0	0	0	738.347
404	**00**	**00**	**00**	**Activos reales**	**403.574**	**0**	**0**	**0**	**0**	**403.574**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	66.000	0	0	0	0	66.000
404	01	01	00	Repuestos mayores	66.000	0	0	0	0	66.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	66.000	0	0	0	0	66.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	337.574	0	0	0	0	337.574
404	09	03	00	Mobiliario y equipos de alojamiento	337.574	0	0	0	0	337.574
				Totales	**15.068.373**	**0**	**0**	**0**	**0**	**15.068.373**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127901 540235000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BARINAS.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN EN LOS DIVERSOS NIVELES DE ATENCIÓN EN LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN ESTADAL DE SALUD BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.020.557

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**721.637.734**	**0**	**0**	**0**	**0**	**721.637.734**
401	01	00	00	Sueldos, salarios y otras retribuciones	302.180.965	0	0	0	0	302.180.965
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	183.856.968	0	0	0	0	183.856.968
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	86.591.248	0	0	0	0	86.591.248
401	01	12	00	Salarios a obreros en puestos no permanentes	7.003.080	0	0	0	0	7.003.080
401	01	18	00	Remuneraciones al personal contratado	24.729.669	0	0	0	0	24.729.669
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	24.729.669	0	0	0	0	24.729.669
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	86.244.612	0	0	0	0	86.244.612
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	50.439.684	0	0	0	0	50.439.684
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	35.804.928	0	0	0	0	35.804.928
401	03	00	00	Primas	166.753.574	0	0	0	0	166.753.574
401	03	02	00	Primas de transporte a empleados	2.952.000	0	0	0	0	2.952.000
401	03	04	00	Primas por hijos a empleados	1.475.160	0	0	0	0	1.475.160
401	03	08	00	Primas de profesionalización a empleados	46.919.156	0	0	0	0	46.919.156
401	03	09	00	Primas por antigüedad a empleados	32.038.351	0	0	0	0	32.038.351
401	03	17	00	Primas de transporte a obreros	2.175.600	0	0	0	0	2.175.600
401	03	19	00	Primas por hijos de obreros	1.087.800	0	0	0	0	1.087.800
401	03	21	00	Primas por antigüedad a obreros	8.453.835	0	0	0	0	8.453.835
401	03	22	00	Primas de profesionalización a obreros	4.760.690	0	0	0	0	4.760.690
401	03	37	00	Primas de transporte al personal contratado	399.600	0	0	0	0	399.600
401	03	39	00	Primas por hijos al personal contratado	177.480	0	0	0	0	177.480
401	03	40	00	Primas de profesionalización al personal contratado	24.869.003	0	0	0	0	24.869.003
401	03	41	00	Primas por antigüedad al personal contratado	1.356.316	0	0	0	0	1.356.316
401	03	96	00	Otras primas al personal contratado	3.471.312	0	0	0	0	3.471.312
401	03	97	00	Otras primas a empleados	29.298.524	0	0	0	0	29.298.524
401	03	98	00	Otras primas a obreros	7.318.747	0	0	0	0	7.318.747
401	04	00	00	Complementos de sueldos y salarios	102.005.952	0	0	0	0	102.005.952
401	04	02	00	Complemento a empleados por trabajo nocturno	42.405.916	0	0	0	0	42.405.916
401	04	10	00	Complemento a empleados por días feriados	10.504.170	0	0	0	0	10.504.170

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127901 540235000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BARINAS.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN EN LOS DIVERSOS NIVELES DE ATENCIÓN EN LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN ESTADAL DE SALUD BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.020.557

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	11.075.645	0	0	0	0	11.075.645
401	04	20	00	Complemento a obreros por días feriados	4.690.361	0	0	0	0	4.690.361
401	04	28	00	Complemento al personal contratado por días feriados	3.878.522	0	0	0	0	3.878.522
401	04	98	00	Otros complementos al personal contratado	29.451.338	0	0	0	0	29.451.338
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	38.522.060	0	0	0	0	38.522.060
401	05	03	00	Bono vacacional a empleados	24.317.282	0	0	0	0	24.317.282
401	05	06	00	Bono vacacional a obreros	10.252.525	0	0	0	0	10.252.525
401	05	08	00	Bono vacacional al personal contratado	3.952.253	0	0	0	0	3.952.253
401	06	00	00	Aportes patronales y legales	9.495.324	0	0	0	0	9.495.324
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.388.957	0	0	0	0	2.388.957
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.426.080	0	0	0	0	1.426.080
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	943.647	0	0	0	0	943.647
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.133.472	0	0	0	0	1.133.472
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.194.735	0	0	0	0	1.194.735
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	948.381	0	0	0	0	948.381
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	531.141	0	0	0	0	531.141
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	572.961	0	0	0	0	572.961
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	190.555	0	0	0	0	190.555
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	80.527	0	0	0	0	80.527
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	84.868	0	0	0	0	84.868
401	07	00	00	Asistencia socio-económica	16.435.247	0	0	0	0	16.435.247
401	07	01	00	Capacitación y adiestramiento a empleados	48.000	0	0	0	0	48.000
401	07	03	00	Ayudas por matrimonio a empleados	4.000	0	0	0	0	4.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	4.000	0	0	0	0	4.000
401	07	05	00	Ayudas por defunción a empleados	12.000	0	0	0	0	12.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	4.937.500	0	0	0	0	4.937.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	967.410	0	0	0	0	967.410
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	208.790	0	0	0	0	208.790
401	07	17	00	Capacitación y adiestramiento a obreros	46.000	0	0	0	0	46.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127901 540235000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BARINAS.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN EN LOS DIVERSOS NIVELES DE ATENCIÓN EN LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN ESTADAL DE SALUD BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.020.557

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	19	00	Ayudas por matrimonio de obreros	4.000	0	0	0	0	4.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	4.000	0	0	0	0	4.000
401	07	21	00	Ayudas por defunción a obreros	12.000	0	0	0	0	12.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	6.005.000	0	0	0	0	6.005.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	227.998	0	0	0	0	227.998
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	255.745	0	0	0	0	255.745
401	07	75	00	Becas al personal contratado	20.000	0	0	0	0	20.000
401	07	76	00	Ayudas por matrimonio al personal contratado	4.000	0	0	0	0	4.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	7.000	0	0	0	0	7.000
401	07	78	00	Ayudas por defunción al personal contratado	12.000	0	0	0	0	12.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	1.352.500	0	0	0	0	1.352.500
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	19.440	0	0	0	0	19.440
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	109.164	0	0	0	0	109.164
401	07	96	00	Otras subvenciones a empleados	964.270	0	0	0	0	964.270
401	07	97	00	Otras subvenciones a obreros	1.164.180	0	0	0	0	1.164.180
401	07	99	00	Otras subvenciones al personal contratado	46.250	0	0	0	0	46.250
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**57.057.314**	**0**	**0**	**0**	**0**	**57.057.314**
402	01	00	00	Productos alimenticios y agropecuarios	3.740.000	0	0	0	0	3.740.000
402	01	01	00	Alimentos y bebidas para personas	3.740.000	0	0	0	0	3.740.000
402	03	00	00	Textiles y vestuarios	72.000	0	0	0	0	72.000
402	03	01	00	Textiles	72.000	0	0	0	0	72.000
402	04	00	00	Productos de cuero y caucho	3.168.000	0	0	0	0	3.168.000
402	04	03	00	Cauchos y tripas para vehículos	3.168.000	0	0	0	0	3.168.000
402	05	00	00	Productos de papel, cartón e impresos	1.885.240	0	0	0	0	1.885.240
402	05	03	00	Productos de papel y cartón para oficina	531.240	0	0	0	0	531.240
402	05	06	00	Productos de papel y cartón para computación	1.174.400	0	0	0	0	1.174.400
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	179.600	0	0	0	0	179.600
402	06	00	00	Productos químicos y derivados	9.734.400	0	0	0	0	9.734.400
402	06	02	00	Abonos, plaguicidas y otros	400.000	0	0	0	0	400.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127901 540235000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BARINAS.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN EN LOS DIVERSOS NIVELES DE ATENCIÓN EN LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN ESTADAL DE SALUD BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.020.557

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	66.000	0	0	0	0	66.000
402	06	04	00	Productos farmacéuticos y medicamentos	7.391.600	0	0	0	0	7.391.600
402	06	05	00	Productos de tocador	8.000	0	0	0	0	8.000
402	06	06	00	Combustibles y lubricantes	96.800	0	0	0	0	96.800
402	06	08	00	Productos plásticos	36.000	0	0	0	0	36.000
402	06	99	00	Otros productos de la industria química y conexos	1.736.000	0	0	0	0	1.736.000
402	07	00	00	Productos minerales no metálicos	27.754	0	0	0	0	27.754
402	07	02	00	Vidrios y productos de vidrio	27.754	0	0	0	0	27.754
402	08	00	00	Productos metálicos	811.200	0	0	0	0	811.200
402	08	09	00	Repuestos y accesorios para equipos de transporte	751.200	0	0	0	0	751.200
402	08	10	00	Repuestos y accesorios para otros equipos	60.000	0	0	0	0	60.000
402	10	00	00	Productos varios y útiles diversos	37.618.720	0	0	0	0	37.618.720
402	10	02	00	Materiales y útiles de limpieza y aseo	4.884.800	0	0	0	0	4.884.800
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	31.000.000	0	0	0	0	31.000.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	124.000	0	0	0	0	124.000
402	10	06	00	Condecoraciones, ofrendas y similares	1.920	0	0	0	0	1.920
402	10	07	00	Productos de seguridad en el trabajo	716.000	0	0	0	0	716.000
402	10	08	00	Materiales para equipos de computación	104.000	0	0	0	0	104.000
402	10	11	00	Materiales eléctricos	140.000	0	0	0	0	140.000
402	10	12	00	Materiales para instalaciones sanitarias	96.000	0	0	0	0	96.000
402	10	13	00	Materiales fotográficos	552.000	0	0	0	0	552.000
403	**00**	**00**	**00**	**Servicios no personales**	**20.706.492**	**0**	**0**	**0**	**0**	**20.706.492**
403	04	00	00	Servicios básicos	407.200	0	0	0	0	407.200
403	04	01	00	Electricidad	372.000	0	0	0	0	372.000
403	04	02	00	Gas	3.200	0	0	0	0	3.200
403	04	03	00	Agua	16.000	0	0	0	0	16.000
403	04	06	00	Servicio de aseo urbano y domiciliario	16.000	0	0	0	0	16.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	841.200	0	0	0	0	841.200
403	07	01	00	Publicidad y propaganda	28.000	0	0	0	0	28.000
403	07	02	00	Imprenta y reproducción	634.400	0	0	0	0	634.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127901 540235000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BARINAS.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN EN LOS DIVERSOS NIVELES DE ATENCIÓN EN LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN ESTADAL DE SALUD BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.020.557

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	03	00	Relaciones sociales	114.400	0	0	0	0	114.400
403	07	04	00	Avisos	64.400	0	0	0	0	64.400
403	09	00	00	Viáticos y pasajes	350.208	0	0	0	0	350.208
403	09	01	00	Viáticos y pasajes dentro del país	350.208	0	0	0	0	350.208
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.659.840	0	0	0	0	6.659.840
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.189.840	0	0	0	0	3.189.840
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	3.470.000	0	0	0	0	3.470.000
403	12	00	00	Conservación y reparaciones menores de obras	1.207.000	0	0	0	0	1.207.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.207.000	0	0	0	0	1.207.000
403	18	00	00	Impuestos indirectos	11.241.044	0	0	0	0	11.241.044
403	18	01	00	Impuesto al valor agregado	11.241.044	0	0	0	0	11.241.044
404	**00**	**00**	**00**	**Activos reales**	**22.108.528**	**0**	**0**	**0**	**0**	**22.108.528**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	12.108.000	0	0	0	0	12.108.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	12.108.000	0	0	0	0	12.108.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.000.528	0	0	0	0	10.000.528
404	09	02	00	Equipos de computación	10.000.528	0	0	0	0	10.000.528
				Totales	**821.510.068**	**0**	**0**	**0**	**0**	**821.510.068**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127901 540235000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BARINAS.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN EN LOS DIVERSOS NIVELES DE ATENCIÓN EN LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN ESTADAL DE SALUD BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.020.557

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127901 540235000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BARINAS.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN EN LOS DIVERSOS NIVELES DE ATENCIÓN EN LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN ESTADAL DE SALUD BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.020.557

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540235001 ATENCIÓN INTEGRAL EN LA RED DE ATENCIÓN COMUNAL EN SALUD EN EL ESTADO BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.010.278

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**222.092.629**	**0**	**0**	**0**	**0**	**222.092.629**
401	01	00	00	Sueldos, salarios y otras retribuciones	100.000.832	0	0	0	0	100.000.832
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	85.572.852	0	0	0	0	85.572.852
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	9.456.740	0	0	0	0	9.456.740
401	01	12	00	Salarios a obreros en puestos no permanentes	524.040	0	0	0	0	524.040
401	01	18	00	Remuneraciones al personal contratado	4.447.200	0	0	0	0	4.447.200
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	4.447.200	0	0	0	0	4.447.200
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	33.353.932	0	0	0	0	33.353.932
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	29.443.630	0	0	0	0	29.443.630
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	3.910.302	0	0	0	0	3.910.302
401	03	00	00	Primas	45.713.107	0	0	0	0	45.713.107
401	03	02	00	Primas de transporte a empleados	1.723.200	0	0	0	0	1.723.200
401	03	04	00	Primas por hijos a empleados	861.600	0	0	0	0	861.600
401	03	08	00	Primas de profesionalización a empleados	14.968.605	0	0	0	0	14.968.605
401	03	09	00	Primas por antigüedad a empleados	12.566.530	0	0	0	0	12.566.530
401	03	17	00	Primas de transporte a obreros	237.600	0	0	0	0	237.600
401	03	19	00	Primas por hijos de obreros	118.800	0	0	0	0	118.800
401	03	21	00	Primas por antigüedad a obreros	986.502	0	0	0	0	986.502
401	03	22	00	Primas de profesionalización a obreros	1.043.100	0	0	0	0	1.043.100
401	03	37	00	Primas de transporte al personal contratado	115.200	0	0	0	0	115.200
401	03	39	00	Primas por hijos al personal contratado	47.400	0	0	0	0	47.400
401	03	40	00	Primas de profesionalización al personal contratado	802.833	0	0	0	0	802.833
401	03	41	00	Primas por antigüedad al personal contratado	406.162	0	0	0	0	406.162
401	03	96	00	Otras primas al personal contratado	475.484	0	0	0	0	475.484
401	03	97	00	Otras primas a empleados	10.560.801	0	0	0	0	10.560.801

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127901 540235000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BARINAS.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN EN LOS DIVERSOS NIVELES DE ATENCIÓN EN LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN ESTADAL DE SALUD BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.020.557

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540235001 ATENCIÓN INTEGRAL EN LA RED DE ATENCIÓN COMUNAL EN SALUD EN EL ESTADO BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.010.278

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	98	00	Otras primas a obreros	799.290	0	0	0	0	799.290
401	04	00	00	Complementos de sueldos y salarios	22.059.160	0	0	0	0	22.059.160
401	04	02	00	Complemento a empleados por trabajo nocturno	12.322.941	0	0	0	0	12.322.941
401	04	10	00	Complemento a empleados por días feriados	5.747.000	0	0	0	0	5.747.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.210.447	0	0	0	0	1.210.447
401	04	20	00	Complemento a obreros por días feriados	512.240	0	0	0	0	512.240
401	04	28	00	Complemento al personal contratado por días feriados	269.276	0	0	0	0	269.276
401	04	98	00	Otros complementos al personal contratado	1.997.256	0	0	0	0	1.997.256
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	13.873.153	0	0	0	0	13.873.153
401	05	03	00	Bono vacacional a empleados	11.686.446	0	0	0	0	11.686.446
401	05	06	00	Bono vacacional a obreros	1.235.787	0	0	0	0	1.235.787
401	05	08	00	Bono vacacional al personal contratado	950.920	0	0	0	0	950.920
401	06	00	00	Aportes patronales y legales	3.574.104	0	0	0	0	3.574.104
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.322.139	0	0	0	0	1.322.139
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	758.580	0	0	0	0	758.580
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	508.383	0	0	0	0	508.383
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	637.545	0	0	0	0	637.545
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	117.108	0	0	0	0	117.108
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	88.089	0	0	0	0	88.089
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	50.745	0	0	0	0	50.745
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	46.362	0	0	0	0	46.362
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	23.976	0	0	0	0	23.976
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	10.788	0	0	0	0	10.788
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	10.389	0	0	0	0	10.389

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127901 540235000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BARINAS.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN EN LOS DIVERSOS NIVELES DE ATENCIÓN EN LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN ESTADAL DE SALUD BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.020.557

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540235001 ATENCIÓN INTEGRAL EN LA RED DE ATENCIÓN COMUNAL EN SALUD EN EL ESTADO BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.010.278

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	00	00	Asistencia socio-económica	3.518.341	0	0	0	0	3.518.341
401	07	01	00	Capacitación y adiestramiento a empleados	20.000	0	0	0	0	20.000
401	07	03	00	Ayudas por matrimonio a empleados	1.000	0	0	0	0	1.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.000	0	0	0	0	1.000
401	07	05	00	Ayudas por defunción a empleados	3.000	0	0	0	0	3.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.185.000	0	0	0	0	2.185.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	10.805	0	0	0	0	10.805
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	11.936	0	0	0	0	11.936
401	07	17	00	Capacitación y adiestramiento a obreros	4.000	0	0	0	0	4.000
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	1.000
401	07	21	00	Ayudas por defunción a obreros	3.000	0	0	0	0	3.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	990.000	0	0	0	0	990.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	5.100	0	0	0	0	5.100
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	5.000	0	0	0	0	5.000
401	07	76	00	Ayudas por matrimonio al personal contratado	1.000	0	0	0	0	1.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	2.000	0	0	0	0	2.000
401	07	78	00	Ayudas por defunción al personal contratado	3.000	0	0	0	0	3.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	250.000	0	0	0	0	250.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	5.000	0	0	0	0	5.000
401	07	96	00	Otras subvenciones a empleados	6.250	0	0	0	0	6.250
401	07	97	00	Otras subvenciones a obreros	3.000	0	0	0	0	3.000
401	07	99	00	Otras subvenciones al personal contratado	6.250	0	0	0	0	6.250
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.519.754**	**0**	**0**	**0**	**0**	**3.519.754**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127901 540235000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BARINAS.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN EN LOS DIVERSOS NIVELES DE ATENCIÓN EN LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN ESTADAL DE SALUD BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.020.557

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540235001 ATENCIÓN INTEGRAL EN LA RED DE ATENCIÓN COMUNAL EN SALUD EN EL ESTADO BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.010.278

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	04	00	00	Productos de cuero y caucho	40.000	0	0	0	0	40.000
402	04	03	00	Cauchos y tripas para vehículos	40.000	0	0	0	0	40.000
402	05	00	00	Productos de papel, cartón e impresos	74.000	0	0	0	0	74.000
402	05	03	00	Productos de papel y cartón para oficina	4.000	0	0	0	0	4.000
402	05	06	00	Productos de papel y cartón para computación	20.000	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	50.000	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	1.926.000	0	0	0	0	1.926.000
402	06	04	00	Productos farmacéuticos y medicamentos	1.320.000	0	0	0	0	1.320.000
402	06	06	00	Combustibles y lubricantes	6.000	0	0	0	0	6.000
402	06	99	00	Otros productos de la industria química y conexos	600.000	0	0	0	0	600.000
402	07	00	00	Productos minerales no metálicos	11.754	0	0	0	0	11.754
402	07	02	00	Vidrios y productos de vidrio	11.754	0	0	0	0	11.754
402	08	00	00	Productos metálicos	208.000	0	0	0	0	208.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	200.000	0	0	0	0	200.000
402	08	10	00	Repuestos y accesorios para otros equipos	8.000	0	0	0	0	8.000
402	10	00	00	Productos varios y útiles diversos	1.260.000	0	0	0	0	1.260.000
402	10	02	00	Materiales y útiles de limpieza y aseo	200.000	0	0	0	0	200.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.000.000	0	0	0	0	1.000.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	8.000
402	10	07	00	Productos de seguridad en el trabajo	8.000	0	0	0	0	8.000
402	10	11	00	Materiales eléctricos	40.000	0	0	0	0	40.000
402	10	12	00	Materiales para instalaciones sanitarias	4.000	0	0	0	0	4.000
403	**00**	**00**	**00**	**Servicios no personales**	**8.415.287**	**0**	**0**	**0**	**0**	**8.415.287**
403	07	00	00	Servicios de información, impresión y relaciones públicas	321.200	0	0	0	0	321.200
403	07	01	00	Publicidad y propaganda	20.000	0	0	0	0	20.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127901 540235000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BARINAS.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN EN LOS DIVERSOS NIVELES DE ATENCIÓN EN LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN ESTADAL DE SALUD BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.020.557

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540235001 ATENCIÓN INTEGRAL EN LA RED DE ATENCIÓN COMUNAL EN SALUD EN EL ESTADO BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.010.278

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	02	00	Imprenta y reproducción	200.400	0	0	0	0	200.400
403	07	03	00	Relaciones sociales	50.400	0	0	0	0	50.400
403	07	04	00	Avisos	50.400	0	0	0	0	50.400
403	09	00	00	Viáticos y pasajes	100.208	0	0	0	0	100.208
403	09	01	00	Viáticos y pasajes dentro del país	100.208	0	0	0	0	100.208
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.660.000	0	0	0	0	5.660.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.570.000	0	0	0	0	2.570.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	3.090.000	0	0	0	0	3.090.000
403	12	00	00	Conservación y reparaciones menores de obras	1.207.000	0	0	0	0	1.207.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.207.000	0	0	0	0	1.207.000
403	18	00	00	Impuestos indirectos	1.126.879	0	0	0	0	1.126.879
403	18	01	00	Impuesto al valor agregado	1.126.879	0	0	0	0	1.126.879
				Totales	**234.027.670**	**0**	**0**	**0**	**0**	**234.027.670**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127901 540235000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BARINAS.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN EN LOS DIVERSOS NIVELES DE ATENCIÓN EN LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN ESTADAL DE SALUD BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.020.557

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540235002 ATENCIÓN MÉDICA INTEGRAL EN LA RED AMBULATORIA ESPECIALIZADA DEL ESTADO BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 202.055

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**24.008.778**	0	0	0	0	**24.008.778**
401	01	00	00	Sueldos, salarios y otras retribuciones	11.465.514	0	0	0	0	11.465.514
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	7.878.306	0	0	0	0	7.878.306
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.531.328	0	0	0	0	2.531.328
401	01	12	00	Salarios a obreros en puestos no permanentes	524.040	0	0	0	0	524.040
401	01	18	00	Remuneraciones al personal contratado	531.840	0	0	0	0	531.840
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	531.840	0	0	0	0	531.840
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.302.160	0	0	0	0	3.302.160
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.255.472	0	0	0	0	2.255.472
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.046.688	0	0	0	0	1.046.688
401	03	00	00	Primas	4.762.903	0	0	0	0	4.762.903
401	03	02	00	Primas de transporte a empleados	132.000	0	0	0	0	132.000
401	03	04	00	Primas por hijos a empleados	66.000	0	0	0	0	66.000
401	03	08	00	Primas de profesionalización a empleados	1.036.381	0	0	0	0	1.036.381
401	03	09	00	Primas por antigüedad a empleados	1.031.286	0	0	0	0	1.031.286
401	03	17	00	Primas de transporte a obreros	63.600	0	0	0	0	63.600
401	03	19	00	Primas por hijos de obreros	31.800	0	0	0	0	31.800
401	03	21	00	Primas por antigüedad a obreros	253.321	0	0	0	0	253.321
401	03	22	00	Primas de profesionalización a obreros	144.780	0	0	0	0	144.780
401	03	37	00	Primas de transporte al personal contratado	26.400	0	0	0	0	26.400
401	03	39	00	Primas por hijos al personal contratado	11.880	0	0	0	0	11.880
401	03	40	00	Primas de profesionalización al personal contratado	67.446	0	0	0	0	67.446
401	03	41	00	Primas por antigüedad al personal contratado	80.945	0	0	0	0	80.945
401	03	96	00	Otras primas al personal contratado	89.278	0	0	0	0	89.278
401	03	97	00	Otras primas a empleados	1.513.836	0	0	0	0	1.513.836

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127901 540235000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BARINAS.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN EN LOS DIVERSOS NIVELES DE ATENCIÓN EN LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN ESTADAL DE SALUD BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.020.557

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540235002 ATENCIÓN MÉDICA INTEGRAL EN LA RED AMBULATORIA ESPECIALIZADA DEL ESTADO BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 202.055

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	98	00	Otras primas a obreros	213.950	0	0	0	0	213.950
401	04	00	00	Complementos de sueldos y salarios	2.128.692	0	0	0	0	2.128.692
401	04	02	00	Complemento a empleados por trabajo nocturno	613.097	0	0	0	0	613.097
401	04	10	00	Complemento a empleados por días feriados	549.172	0	0	0	0	549.172
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	323.757	0	0	0	0	323.757
401	04	20	00	Complemento a obreros por días feriados	137.116	0	0	0	0	137.116
401	04	28	00	Complemento al personal contratado por días feriados	57.193	0	0	0	0	57.193
401	04	98	00	Otros complementos al personal contratado	448.357	0	0	0	0	448.357
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.285.032	0	0	0	0	1.285.032
401	05	03	00	Bono vacacional a empleados	1.016.863	0	0	0	0	1.016.863
401	05	06	00	Bono vacacional a obreros	50.251	0	0	0	0	50.251
401	05	08	00	Bono vacacional al personal contratado	217.918	0	0	0	0	217.918
401	06	00	00	Aportes patronales y legales	344.198	0	0	0	0	344.198
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	79.179	0	0	0	0	79.179
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	48.558	0	0	0	0	48.558
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	31.194	0	0	0	0	31.194
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	40.857	0	0	0	0	40.857
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	39.603	0	0	0	0	39.603
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	28.701	0	0	0	0	28.701
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	17.163	0	0	0	0	17.163
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	16.710	0	0	0	0	16.710
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	21.117	0	0	0	0	21.117
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	10.558	0	0	0	0	10.558
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	10.558	0	0	0	0	10.558

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127901 540235000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BARINAS.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN EN LOS DIVERSOS NIVELES DE ATENCIÓN EN LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN ESTADAL DE SALUD BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.020.557

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540235002 ATENCIÓN MÉDICA INTEGRAL EN LA RED AMBULATORIA ESPECIALIZADA DEL ESTADO BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 202.055

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	00	00	Asistencia socio-económica	720.279	0	0	0	0	720.279
401	07	01	00	Capacitación y adiestramiento a empleados	2.000	0	0	0	0	2.000
401	07	03	00	Ayudas por matrimonio a empleados	1.000	0	0	0	0	1.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.000	0	0	0	0	1.000
401	07	05	00	Ayudas por defunción a empleados	3.000	0	0	0	0	3.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	250.000	0	0	0	0	250.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	30.555	0	0	0	0	30.555
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	5.319	0	0	0	0	5.319
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	1.000
401	07	21	00	Ayudas por defunción a obreros	3.000	0	0	0	0	3.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	205.000	0	0	0	0	205.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	5.166	0	0	0	0	5.166
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	7.319	0	0	0	0	7.319
401	07	76	00	Ayudas por matrimonio al personal contratado	1.000	0	0	0	0	1.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	1.000	0	0	0	0	1.000
401	07	78	00	Ayudas por defunción al personal contratado	3.000	0	0	0	0	3.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	112.500	0	0	0	0	112.500
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	72.420	0	0	0	0	72.420
401	07	96	00	Otras subvenciones a empleados	5.000	0	0	0	0	5.000
401	07	97	00	Otras subvenciones a obreros	5.000	0	0	0	0	5.000
401	07	99	00	Otras subvenciones al personal contratado	5.000	0	0	0	0	5.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.321.520**	**0**	**0**	**0**	**0**	**2.321.520**
402	05	00	00	Productos de papel, cartón e impresos	88.000	0	0	0	0	88.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127901 540235000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BARINAS.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN EN LOS DIVERSOS NIVELES DE ATENCIÓN EN LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN ESTADAL DE SALUD BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.020.557

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540235002 ATENCIÓN MÉDICA INTEGRAL EN LA RED AMBULATORIA ESPECIALIZADA DEL ESTADO BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 202.055

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	28.000	0	0	0	0	28.000
402	05	06	00	Productos de papel y cartón para computación	18.400	0	0	0	0	18.400
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	41.600	0	0	0	0	41.600
402	06	00	00	Productos químicos y derivados	967.600	0	0	0	0	967.600
402	06	03	00	Tintas, pinturas y colorantes	6.000	0	0	0	0	6.000
402	06	04	00	Productos farmacéuticos y medicamentos	820.000	0	0	0	0	820.000
402	06	06	00	Combustibles y lubricantes	5.600	0	0	0	0	5.600
402	06	99	00	Otros productos de la industria química y conexos	136.000	0	0	0	0	136.000
402	08	00	00	Productos metálicos	31.200	0	0	0	0	31.200
402	08	09	00	Repuestos y accesorios para equipos de transporte	31.200	0	0	0	0	31.200
402	10	00	00	Productos varios y útiles diversos	1.234.720	0	0	0	0	1.234.720
402	10	02	00	Materiales y útiles de limpieza y aseo	92.800	0	0	0	0	92.800
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.000.000	0	0	0	0	1.000.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	40.000	0	0	0	0	40.000
402	10	06	00	Condecoraciones, ofrendas y similares	1.920	0	0	0	0	1.920
402	10	07	00	Productos de seguridad en el trabajo	8.000	0	0	0	0	8.000
402	10	08	00	Materiales para equipos de computación	16.000	0	0	0	0	16.000
402	10	11	00	Materiales eléctricos	16.000	0	0	0	0	16.000
402	10	12	00	Materiales para instalaciones sanitarias	8.000	0	0	0	0	8.000
402	10	13	00	Materiales fotográficos	52.000	0	0	0	0	52.000
403	**00**	**00**	**00**	**Servicios no personales**	**352.664**	**0**	**0**	**0**	**0**	**352.664**
403	07	00	00	Servicios de información, impresión y relaciones públicas	58.000	0	0	0	0	58.000
403	07	02	00	Imprenta y reproducción	18.000	0	0	0	0	18.000
403	07	03	00	Relaciones sociales	40.000	0	0	0	0	40.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	96.000	0	0	0	0	96.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127901 540235000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BARINAS.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN EN LOS DIVERSOS NIVELES DE ATENCIÓN EN LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN ESTADAL DE SALUD BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.020.557

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540235002 ATENCIÓN MÉDICA INTEGRAL EN LA RED AMBULATORIA ESPECIALIZADA DEL ESTADO BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 202.055

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	16.000	0	0	0	0	16.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	80.000	0	0	0	0	80.000
403	18	00	00	Impuestos indirectos	198.664	0	0	0	0	198.664
403	18	01	00	Impuesto al valor agregado	198.664	0	0	0	0	198.664
				Totales	**26.682.962**	0	0	0	0	**26.682.962**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127901 540235000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BARINAS.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN EN LOS DIVERSOS NIVELES DE ATENCIÓN EN LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN ESTADAL DE SALUD BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.020.557

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 540235003 ATENCIÓN MÉDICA EN LA RED HOSPITALARIA EN EL ESTADO BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 808.224

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**433.868.826**	**0**	**0**	**0**	**0**	**433.868.826**
401	01	00	00	Sueldos, salarios y otras retribuciones	172.346.723	0	0	0	0	172.346.723
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	85.738.046	0	0	0	0	85.738.046
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	62.567.328	0	0	0	0	62.567.328
401	01	12	00	Salarios a obreros en puestos no permanentes	4.764.000	0	0	0	0	4.764.000
401	01	18	00	Remuneraciones al personal contratado	19.277.349	0	0	0	0	19.277.349
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	19.277.349	0	0	0	0	19.277.349
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	42.622.892	0	0	0	0	42.622.892
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	16.751.702	0	0	0	0	16.751.702
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	25.871.190	0	0	0	0	25.871.190
401	03	00	00	Primas	110.561.721	0	0	0	0	110.561.721
401	03	02	00	Primas de transporte a empleados	980.400	0	0	0	0	980.400
401	03	04	00	Primas por hijos a empleados	489.360	0	0	0	0	489.360
401	03	08	00	Primas de profesionalización a empleados	30.514.062	0	0	0	0	30.514.062
401	03	09	00	Primas por antigüedad a empleados	17.735.929	0	0	0	0	17.735.929
401	03	17	00	Primas de transporte a obreros	1.572.000	0	0	0	0	1.572.000
401	03	19	00	Primas por hijos de obreros	786.000	0	0	0	0	786.000
401	03	21	00	Primas por antigüedad a obreros	6.147.200	0	0	0	0	6.147.200
401	03	22	00	Primas de profesionalización a obreros	2.721.204	0	0	0	0	2.721.204
401	03	37	00	Primas de transporte al personal contratado	216.000	0	0	0	0	216.000
401	03	39	00	Primas por hijos al personal contratado	98.400	0	0	0	0	98.400
401	03	40	00	Primas de profesionalización al personal contratado	23.843.746	0	0	0	0	23.843.746
401	03	41	00	Primas por antigüedad al personal contratado	739.580	0	0	0	0	739.580
401	03	96	00	Otras primas al personal contratado	2.772.360	0	0	0	0	2.772.360
401	03	97	00	Otras primas a empleados	16.657.250	0	0	0	0	16.657.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127901 540235000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BARINAS.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN EN LOS DIVERSOS NIVELES DE ATENCIÓN EN LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN ESTADAL DE SALUD BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.020.557

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540235003 ATENCIÓN MÉDICA EN LA RED HOSPITALARIA EN EL ESTADO BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 808.224

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	98	00	Otras primas a obreros	5.288.230	0	0	0	0	5.288.230
401	04	00	00	Complementos de sueldos y salarios	74.535.001	0	0	0	0	74.535.001
401	04	02	00	Complemento a empleados por trabajo nocturno	29.191.782	0	0	0	0	29.191.782
401	04	10	00	Complemento a empleados por días feriados	4.182.362	0	0	0	0	4.182.362
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	8.002.373	0	0	0	0	8.002.373
401	04	20	00	Complemento a obreros por días feriados	3.389.064	0	0	0	0	3.389.064
401	04	28	00	Complemento al personal contratado por días feriados	3.461.905	0	0	0	0	3.461.905
401	04	98	00	Otros complementos al personal contratado	26.307.515	0	0	0	0	26.307.515
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	19.558.287	0	0	0	0	19.558.287
401	05	03	00	Bono vacacional a empleados	10.743.057	0	0	0	0	10.743.057
401	05	06	00	Bono vacacional a obreros	6.378.503	0	0	0	0	6.378.503
401	05	08	00	Bono vacacional al personal contratado	2.436.727	0	0	0	0	2.436.727
401	06	00	00	Aportes patronales y legales	5.018.730	0	0	0	0	5.018.730
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	944.886	0	0	0	0	944.886
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	591.153	0	0	0	0	591.153
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	385.542	0	0	0	0	385.542
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	431.325	0	0	0	0	431.325
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	886.431	0	0	0	0	886.431
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	711.564	0	0	0	0	711.564
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	397.545	0	0	0	0	397.545
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	428.289	0	0	0	0	428.289
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	132.177	0	0	0	0	132.177
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	52.539	0	0	0	0	52.539
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	57.279	0	0	0	0	57.279

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127901 540235000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BARINAS.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN EN LOS DIVERSOS NIVELES DE ATENCIÓN EN LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN ESTADAL DE SALUD BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.020.557

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540235003 ATENCIÓN MÉDICA EN LA RED HOSPITALARIA EN EL ESTADO BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 808.224

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	00	00	Asistencia socio-económica	9.225.472	0	0	0	0	9.225.472
401	07	01	00	Capacitación y adiestramiento a empleados	24.000	0	0	0	0	24.000
401	07	03	00	Ayudas por matrimonio a empleados	1.000	0	0	0	0	1.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.000	0	0	0	0	1.000
401	07	05	00	Ayudas por defunción a empleados	3.000	0	0	0	0	3.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.032.500	0	0	0	0	2.032.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	794.425	0	0	0	0	794.425
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	173.517	0	0	0	0	173.517
401	07	17	00	Capacitación y adiestramiento a obreros	36.000	0	0	0	0	36.000
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	1.000
401	07	21	00	Ayudas por defunción a obreros	3.000	0	0	0	0	3.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	3.550.000	0	0	0	0	3.550.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	141.232	0	0	0	0	141.232
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	243.426	0	0	0	0	243.426
401	07	76	00	Ayudas por matrimonio al personal contratado	1.000	0	0	0	0	1.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	2.000	0	0	0	0	2.000
401	07	78	00	Ayudas por defunción al personal contratado	3.000	0	0	0	0	3.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	495.000	0	0	0	0	495.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	11.220	0	0	0	0	11.220
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	15.872	0	0	0	0	15.872
401	07	96	00	Otras subvenciones a empleados	828.640	0	0	0	0	828.640
401	07	97	00	Otras subvenciones a obreros	828.640	0	0	0	0	828.640
401	07	99	00	Otras subvenciones al personal contratado	35.000	0	0	0	0	35.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127901 540235000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BARINAS.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN EN LOS DIVERSOS NIVELES DE ATENCIÓN EN LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN ESTADAL DE SALUD BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.020.557

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540235003 ATENCIÓN MÉDICA EN LA RED HOSPITALARIA EN EL ESTADO BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 808.224

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**48.508.040**	0	0	0	0	**48.508.040**
402	01	00	00	Productos alimenticios y agropecuarios	3.740.000	0	0	0	0	3.740.000
402	01	01	00	Alimentos y bebidas para personas	3.740.000	0	0	0	0	3.740.000
402	03	00	00	Textiles y vestuarios	72.000	0	0	0	0	72.000
402	03	01	00	Textiles	72.000	0	0	0	0	72.000
402	04	00	00	Productos de cuero y caucho	2.128.000	0	0	0	0	2.128.000
402	04	03	00	Cauchos y tripas para vehículos	2.128.000	0	0	0	0	2.128.000
402	05	00	00	Productos de papel, cartón e impresos	1.595.240	0	0	0	0	1.595.240
402	05	03	00	Productos de papel y cartón para oficina	451.240	0	0	0	0	451.240
402	05	06	00	Productos de papel y cartón para computación	1.096.000	0	0	0	0	1.096.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	48.000	0	0	0	0	48.000
402	06	00	00	Productos químicos y derivados	6.376.800	0	0	0	0	6.376.800
402	06	03	00	Tintas, pinturas y colorantes	60.000	0	0	0	0	60.000
402	06	04	00	Productos farmacéuticos y medicamentos	5.251.600	0	0	0	0	5.251.600
402	06	05	00	Productos de tocador	8.000	0	0	0	0	8.000
402	06	06	00	Combustibles y lubricantes	25.200	0	0	0	0	25.200
402	06	08	00	Productos plásticos	32.000	0	0	0	0	32.000
402	06	99	00	Otros productos de la industria química y conexos	1.000.000	0	0	0	0	1.000.000
402	07	00	00	Productos minerales no metálicos	16.000	0	0	0	0	16.000
402	07	02	00	Vidrios y productos de vidrio	16.000	0	0	0	0	16.000
402	08	00	00	Productos metálicos	160.000	0	0	0	0	160.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	120.000	0	0	0	0	120.000
402	08	10	00	Repuestos y accesorios para otros equipos	40.000	0	0	0	0	40.000
402	10	00	00	Productos varios y útiles diversos	34.420.000	0	0	0	0	34.420.000
402	10	02	00	Materiales y útiles de limpieza y aseo	4.576.000	0	0	0	0	4.576.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127901 540235000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BARINAS.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN EN LOS DIVERSOS NIVELES DE ATENCIÓN EN LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN ESTADAL DE SALUD BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.020.557

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540235003 ATENCIÓN MÉDICA EN LA RED HOSPITALARIA EN EL ESTADO BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 808.224

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	29.000.000	0	0	0	0	29.000.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	60.000	0	0	0	0	60.000
402	10	07	00	Productos de seguridad en el trabajo	100.000	0	0	0	0	100.000
402	10	08	00	Materiales para equipos de computación	40.000	0	0	0	0	40.000
402	10	11	00	Materiales eléctricos	72.000	0	0	0	0	72.000
402	10	12	00	Materiales para instalaciones sanitarias	72.000	0	0	0	0	72.000
402	10	13	00	Materiales fotográficos	500.000	0	0	0	0	500.000
403	**00**	**00**	**00**	**Servicios no personales**	**10.849.281**	**0**	**0**	**0**	**0**	**10.849.281**
403	04	00	00	Servicios básicos	363.200	0	0	0	0	363.200
403	04	01	00	Electricidad	360.000	0	0	0	0	360.000
403	04	02	00	Gas	3.200	0	0	0	0	3.200
403	07	00	00	Servicios de información, impresión y relaciones públicas	406.000	0	0	0	0	406.000
403	07	02	00	Imprenta y reproducción	400.000	0	0	0	0	400.000
403	07	04	00	Avisos	6.000	0	0	0	0	6.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	50.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	500.000	0	0	0	0	500.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	200.000	0	0	0	0	200.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	300.000	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	9.530.081	0	0	0	0	9.530.081
403	18	01	00	Impuesto al valor agregado	9.530.081	0	0	0	0	9.530.081
404	**00**	**00**	**00**	**Activos reales**	**22.108.528**	**0**	**0**	**0**	**0**	**22.108.528**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	12.108.000	0	0	0	0	12.108.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	12.108.000	0	0	0	0	12.108.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.000.528	0	0	0	0	10.000.528

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127901 540235000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BARINAS.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN EN LOS DIVERSOS NIVELES DE ATENCIÓN EN LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN ESTADAL DE SALUD BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.020.557

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540235003 ATENCIÓN MÉDICA EN LA RED HOSPITALARIA EN EL ESTADO BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 808.224

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	02	00	Equipos de computación	10.000.528	0	0	0	0	10.000.528
				Totales	**515.334.675**	**0**	**0**	**0**	**0**	**515.334.675**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127901 540235000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BARINAS.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN EN LOS DIVERSOS NIVELES DE ATENCIÓN EN LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN ESTADAL DE SALUD BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.020.557

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540235004 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO BARINAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 403.616

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**41.667.501**	**0**	**0**	**0**	**0**	**41.667.501**
401	01	00	00	Sueldos, salarios y otras retribuciones	18.367.896	0	0	0	0	18.367.896
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.667.764	0	0	0	0	4.667.764
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	12.035.852	0	0	0	0	12.035.852
401	01	12	00	Salarios a obreros en puestos no permanentes	1.191.000	0	0	0	0	1.191.000
401	01	18	00	Remuneraciones al personal contratado	473.280	0	0	0	0	473.280
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	473.280	0	0	0	0	473.280
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	6.965.628	0	0	0	0	6.965.628
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.988.880	0	0	0	0	1.988.880
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	4.976.748	0	0	0	0	4.976.748
401	03	00	00	Primas	5.715.843	0	0	0	0	5.715.843
401	03	02	00	Primas de transporte a empleados	116.400	0	0	0	0	116.400
401	03	04	00	Primas por hijos a empleados	58.200	0	0	0	0	58.200
401	03	08	00	Primas de profesionalización a empleados	400.108	0	0	0	0	400.108
401	03	09	00	Primas por antigüedad a empleados	704.606	0	0	0	0	704.606
401	03	17	00	Primas de transporte a obreros	302.400	0	0	0	0	302.400
401	03	19	00	Primas por hijos de obreros	151.200	0	0	0	0	151.200
401	03	21	00	Primas por antigüedad a obreros	1.066.812	0	0	0	0	1.066.812
401	03	22	00	Primas de profesionalización a obreros	851.606	0	0	0	0	851.606
401	03	37	00	Primas de transporte al personal contratado	42.000	0	0	0	0	42.000
401	03	39	00	Primas por hijos al personal contratado	19.800	0	0	0	0	19.800
401	03	40	00	Primas de profesionalización al personal contratado	154.978	0	0	0	0	154.978
401	03	41	00	Primas por antigüedad al personal contratado	129.629	0	0	0	0	129.629
401	03	96	00	Otras primas al personal contratado	134.190	0	0	0	0	134.190
401	03	97	00	Otras primas a empleados	566.637	0	0	0	0	566.637

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127901 540235000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BARINAS.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN EN LOS DIVERSOS NIVELES DE ATENCIÓN EN LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN ESTADAL DE SALUD BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.020.557

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540235004 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO BARINAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 403.616

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	98	00	Otras primas a obreros	1.017.277	0	0	0	0	1.017.277
401	04	00	00	Complementos de sueldos y salarios	3.283.099	0	0	0	0	3.283.099
401	04	02	00	Complemento a empleados por trabajo nocturno	278.096	0	0	0	0	278.096
401	04	10	00	Complemento a empleados por días feriados	25.636	0	0	0	0	25.636
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.539.068	0	0	0	0	1.539.068
401	04	20	00	Complemento a obreros por días feriados	651.941	0	0	0	0	651.941
401	04	28	00	Complemento al personal contratado por días feriados	90.148	0	0	0	0	90.148
401	04	98	00	Otros complementos al personal contratado	698.210	0	0	0	0	698.210
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.805.588	0	0	0	0	3.805.588
401	05	03	00	Bono vacacional a empleados	870.916	0	0	0	0	870.916
401	05	06	00	Bono vacacional a obreros	2.587.984	0	0	0	0	2.587.984
401	05	08	00	Bono vacacional al personal contratado	346.688	0	0	0	0	346.688
401	06	00	00	Aportes patronales y legales	558.292	0	0	0	0	558.292
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	42.753	0	0	0	0	42.753
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	27.789	0	0	0	0	27.789
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	18.528	0	0	0	0	18.528
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	23.745	0	0	0	0	23.745
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	151.593	0	0	0	0	151.593
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	120.027	0	0	0	0	120.027
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	65.688	0	0	0	0	65.688
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	81.600	0	0	0	0	81.600
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	13.285	0	0	0	0	13.285
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	6.642	0	0	0	0	6.642
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	6.642	0	0	0	0	6.642

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127901 540235000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BARINAS.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN EN LOS DIVERSOS NIVELES DE ATENCIÓN EN LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN ESTADAL DE SALUD BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.020.557

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540235004 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO BARINAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 403.616

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	00	00	Asistencia socio-económica	2.971.155	0	0	0	0	2.971.155
401	07	01	00	Capacitación y adiestramiento a empleados	2.000	0	0	0	0	2.000
401	07	03	00	Ayudas por matrimonio a empleados	1.000	0	0	0	0	1.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.000	0	0	0	0	1.000
401	07	05	00	Ayudas por defunción a empleados	3.000	0	0	0	0	3.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	470.000	0	0	0	0	470.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	131.625	0	0	0	0	131.625
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	18.018	0	0	0	0	18.018
401	07	17	00	Capacitación y adiestramiento a obreros	6.000	0	0	0	0	6.000
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	1.000
401	07	21	00	Ayudas por defunción a obreros	3.000	0	0	0	0	3.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.260.000	0	0	0	0	1.260.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	76.500	0	0	0	0	76.500
401	07	75	00	Becas al personal contratado	20.000	0	0	0	0	20.000
401	07	76	00	Ayudas por matrimonio al personal contratado	1.000	0	0	0	0	1.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	2.000	0	0	0	0	2.000
401	07	78	00	Ayudas por defunción al personal contratado	3.000	0	0	0	0	3.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	495.000	0	0	0	0	495.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	8.220	0	0	0	0	8.220
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	15.872	0	0	0	0	15.872
401	07	96	00	Otras subvenciones a empleados	124.380	0	0	0	0	124.380
401	07	97	00	Otras subvenciones a obreros	327.540	0	0	0	0	327.540
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.708.000**	**0**	**0**	**0**	**0**	**2.708.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127901 540235000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BARINAS.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN EN LOS DIVERSOS NIVELES DE ATENCIÓN EN LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN ESTADAL DE SALUD BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.020.557

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540235004 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO BARINAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 403.616

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	04	00	00	Productos de cuero y caucho	1.000.000	0	0	0	0	1.000.000
402	04	03	00	Cauchos y tripas para vehículos	1.000.000	0	0	0	0	1.000.000
402	05	00	00	Productos de papel, cartón e impresos	128.000	0	0	0	0	128.000
402	05	03	00	Productos de papel y cartón para oficina	48.000	0	0	0	0	48.000
402	05	06	00	Productos de papel y cartón para computación	40.000	0	0	0	0	40.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	40.000	0	0	0	0	40.000
402	06	00	00	Productos químicos y derivados	464.000	0	0	0	0	464.000
402	06	02	00	Abonos, plaguicidas y otros	400.000	0	0	0	0	400.000
402	06	06	00	Combustibles y lubricantes	60.000	0	0	0	0	60.000
402	06	08	00	Productos plásticos	4.000	0	0	0	0	4.000
402	08	00	00	Productos metálicos	412.000	0	0	0	0	412.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	400.000	0	0	0	0	400.000
402	08	10	00	Repuestos y accesorios para otros equipos	12.000	0	0	0	0	12.000
402	10	00	00	Productos varios y útiles diversos	704.000	0	0	0	0	704.000
402	10	02	00	Materiales y útiles de limpieza y aseo	16.000	0	0	0	0	16.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	16.000	0	0	0	0	16.000
402	10	07	00	Productos de seguridad en el trabajo	600.000	0	0	0	0	600.000
402	10	08	00	Materiales para equipos de computación	48.000	0	0	0	0	48.000
402	10	11	00	Materiales eléctricos	12.000	0	0	0	0	12.000
402	10	12	00	Materiales para instalaciones sanitarias	12.000	0	0	0	0	12.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.089.260**	**0**	**0**	**0**	**0**	**1.089.260**
403	04	00	00	Servicios básicos	44.000	0	0	0	0	44.000
403	04	01	00	Electricidad	12.000	0	0	0	0	12.000
403	04	03	00	Agua	16.000	0	0	0	0	16.000
403	04	06	00	Servicio de aseo urbano y domiciliario	16.000	0	0	0	0	16.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127901 540235000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BARINAS.

OBJETIVO DEL PROYECTO: AUMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN EN LOS DIVERSOS NIVELES DE ATENCIÓN EN LOS ESTABLECIMIENTOS ADSCRITOS A LA DIRECCIÓN ESTADAL DE SALUD BARINAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 2.020.557

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540235004 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL EN EL ESTADO BARINAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 403.616

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	56.000	0	0	0	0	56.000
403	07	01	00	Publicidad y propaganda	8.000	0	0	0	0	8.000
403	07	02	00	Imprenta y reproducción	16.000	0	0	0	0	16.000
403	07	03	00	Relaciones sociales	24.000	0	0	0	0	24.000
403	07	04	00	Avisos	8.000	0	0	0	0	8.000
403	09	00	00	Viáticos y pasajes	200.000	0	0	0	0	200.000
403	09	01	00	Viáticos y pasajes dentro del país	200.000	0	0	0	0	200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	403.840	0	0	0	0	403.840
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	403.840	0	0	0	0	403.840
403	18	00	00	Impuestos indirectos	385.420	0	0	0	0	385.420
403	18	01	00	Impuesto al valor agregado	385.420	0	0	0	0	385.420
				Totales	**45.464.761**	**0**	**0**	**0**	**0**	**45.464.761**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127907 540236000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE COJEDES

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE LA ATENCION MÉDICA INTEGRAL DE LA RED AMBULATORIA Y HOSPITALARIA Y DESARROLLAR ACTIVIDADES DE PROMOCIÓN DE LA SALUD Y PREVENCIÓN DE ENFERMEDADES, ASÍ COMO ACTIVIDADES DE SANEAMIENTO AMBIENTAL CONTRA ENFERMEDADES ENDÉMICAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.019.510

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**440.793.137**	**0**	**0**	**0**	**0**	**440.793.137**
401	01	00	00	Sueldos, salarios y otras retribuciones	204.189.852	0	0	0	0	204.189.852
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	97.689.549	0	0	0	0	97.689.549
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	82.247	0	0	0	0	82.247
401	01	03	00	Suplencias a empleados	1.212.384	0	0	0	0	1.212.384
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	78.596.175	0	0	0	0	78.596.175
401	01	12	00	Salarios a obreros en puestos no permanentes	355.000	0	0	0	0	355.000
401	01	13	00	Suplencias a obreros	2.871.492	0	0	0	0	2.871.492
401	01	18	00	Remuneraciones al personal contratado	23.383.005	0	0	0	0	23.383.005
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	23.383.005	0	0	0	0	23.383.005
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	57.128.553	0	0	0	0	57.128.553
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	25.403.230	0	0	0	0	25.403.230
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	5.350	0	0	0	0	5.350
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	31.719.973	0	0	0	0	31.719.973
401	03	00	00	Primas	82.954.193	0	0	0	0	82.954.193
401	03	02	00	Primas de transporte a empleados	4.221.000	0	0	0	0	4.221.000
401	03	04	00	Primas por hijos a empleados	2.110.500	0	0	0	0	2.110.500
401	03	08	00	Primas de profesionalización a empleados	18.763.467	0	0	0	0	18.763.467
401	03	09	00	Primas por antigüedad a empleados	7.326.381	0	0	0	0	7.326.381
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	500.055	0	0	0	0	500.055
401	03	17	00	Primas de transporte a obreros	4.008.600	0	0	0	0	4.008.600
401	03	19	00	Primas por hijos de obreros	1.800.900	0	0	0	0	1.800.900
401	03	21	00	Primas por antigüedad a obreros	3.594.454	0	0	0	0	3.594.454
401	03	22	00	Primas de profesionalización a obreros	2.260.732	0	0	0	0	2.260.732
401	03	37	00	Primas de transporte al personal contratado	551.000	0	0	0	0	551.000
401	03	39	00	Primas por hijos al personal contratado	271.000	0	0	0	0	271.000
401	03	40	00	Primas de profesionalización al personal contratado	14.700.690	0	0	0	0	14.700.690
401	03	41	00	Primas por antigüedad al personal contratado	1.597.664	0	0	0	0	1.597.664
401	03	96	00	Otras primas al personal contratado	1.474.500	0	0	0	0	1.474.500

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127907 540236000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE COJEDES

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE LA ATENCION MÉDICA INTEGRAL DE LA RED AMBULATORIA Y HOSPITALARIA Y DESARROLLAR ACTIVIDADES DE PROMOCIÓN DE LA SALUD Y PREVENCIÓN DE ENFERMEDADES, ASÍ COMO ACTIVIDADES DE SANEAMIENTO AMBIENTAL CONTRA ENFERMEDADES ENDÉMICAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.019.510

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	97	00	Otras primas a empleados	11.938.000	0	0	0	0	11.938.000
401	03	98	00	Otras primas a obreros	7.835.250	0	0	0	0	7.835.250
401	04	00	00	Complementos de sueldos y salarios	81.782.102	0	0	0	0	81.782.102
401	04	02	00	Complemento a empleados por trabajo nocturno	25.248.496	0	0	0	0	25.248.496
401	04	10	00	Complemento a empleados por días feriados	11.066.716	0	0	0	0	11.066.716
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	12.107.986	0	0	0	0	12.107.986
401	04	20	00	Complemento a obreros por días feriados	11.676.177	0	0	0	0	11.676.177
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	268.800	0	0	0	0	268.800
401	04	28	00	Complemento al personal contratado por días feriados	1.081.382	0	0	0	0	1.081.382
401	04	96	00	Otros complementos a empleados	1.322.000	0	0	0	0	1.322.000
401	04	97	00	Otros complementos a obreros	702.800	0	0	0	0	702.800
401	04	98	00	Otros complementos al personal contratado	18.307.745	0	0	0	0	18.307.745
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	8.229.722	0	0	0	0	8.229.722
401	05	01	00	Aguinaldos a empleados	11.567	0	0	0	0	11.567
401	05	03	00	Bono vacacional a empleados	4.818.294	0	0	0	0	4.818.294
401	05	04	00	Aguinaldos a obreros	14.111	0	0	0	0	14.111
401	05	06	00	Bono vacacional a obreros	2.488.539	0	0	0	0	2.488.539
401	05	07	00	Aguinaldos al personal contratado	9.130	0	0	0	0	9.130
401	05	08	00	Bono vacacional al personal contratado	739.347	0	0	0	0	739.347
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	26.846	0	0	0	0	26.846
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	121.888	0	0	0	0	121.888
401	06	00	00	Aportes patronales y legales	411.723	0	0	0	0	411.723
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	107.799	0	0	0	0	107.799
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	35.933	0	0	0	0	35.933
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	23.955	0	0	0	0	23.955
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	23.955	0	0	0	0	23.955
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	107.843	0	0	0	0	107.843
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	32.352	0	0	0	0	32.352
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	21.569	0	0	0	0	21.569

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127907 540236000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE COJEDES

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE LA ATENCION MÉDICA INTEGRAL DE LA RED AMBULATORIA Y HOSPITALARIA Y DESARROLLAR ACTIVIDADES DE PROMOCIÓN DE LA SALUD Y PREVENCIÓN DE ENFERMEDADES, ASÍ COMO ACTIVIDADES DE SANEAMIENTO AMBIENTAL CONTRA ENFERMEDADES ENDÉMICAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.019.510

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	21.569	0	0	0	0	21.569
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	22.163	0	0	0	0	22.163
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	4.925	0	0	0	0	4.925
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	4.925	0	0	0	0	4.925
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.663	0	0	0	0	2.663
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	592	0	0	0	0	592
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	888	0	0	0	0	888
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	592	0	0	0	0	592
401	07	00	00	Asistencia socio-económica	6.096.992	0	0	0	0	6.096.992
401	07	02	00	Becas a empleados	8.400	0	0	0	0	8.400
401	07	03	00	Ayudas por matrimonio a empleados	4.000	0	0	0	0	4.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	5.000	0	0	0	0	5.000
401	07	05	00	Ayudas por defunción a empleados	12.000	0	0	0	0	12.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.935.000	0	0	0	0	1.935.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	38.416	0	0	0	0	38.416
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	19.750	0	0	0	0	19.750
401	07	10	00	Dotación de uniformes a empleados	9.000	0	0	0	0	9.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	209.200	0	0	0	0	209.200
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.500	0	0	0	0	1.500
401	07	18	00	Becas a obreros	8.800	0	0	0	0	8.800
401	07	19	00	Ayudas por matrimonio de obreros	14.000	0	0	0	0	14.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	89.000	0	0	0	0	89.000
401	07	21	00	Ayudas por defunción a obreros	21.000	0	0	0	0	21.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.840.000	0	0	0	0	1.840.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	99.100	0	0	0	0	99.100
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	11.000	0	0	0	0	11.000
401	07	26	00	Dotación de uniformes a obreros	9.000	0	0	0	0	9.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	114.000	0	0	0	0	114.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127907 540236000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE COJEDES

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE LA ATENCION MÉDICA INTEGRAL DE LA RED AMBULATORIA Y HOSPITALARIA Y DESARROLLAR ACTIVIDADES DE PROMOCIÓN DE LA SALUD Y PREVENCIÓN DE ENFERMEDADES, ASÍ COMO ACTIVIDADES DE SANEAMIENTO AMBIENTAL CONTRA ENFERMEDADES ENDÉMICAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.019.510

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.350	0	0	0	0	1.350
401	07	75	00	Becas al personal contratado	8.800	0	0	0	0	8.800
401	07	76	00	Ayudas por matrimonio al personal contratado	4.000	0	0	0	0	4.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	5.000	0	0	0	0	5.000
401	07	78	00	Ayudas por defunción al personal contratado	9.000	0	0	0	0	9.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	835.000	0	0	0	0	835.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	23.276	0	0	0	0	23.276
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	76.500	0	0	0	0	76.500
401	07	83	00	Dotación de uniformes al personal contratado	9.000	0	0	0	0	9.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	186.900	0	0	0	0	186.900
401	07	96	00	Otras subvenciones a empleados	200.000	0	0	0	0	200.000
401	07	97	00	Otras subvenciones a obreros	200.000	0	0	0	0	200.000
401	07	99	00	Otras subvenciones al personal contratado	90.000	0	0	0	0	90.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**75.283.569**	**0**	**0**	**0**	**0**	**75.283.569**
402	01	00	00	Productos alimenticios y agropecuarios	10.556.019	0	0	0	0	10.556.019
402	01	01	00	Alimentos y bebidas para personas	10.556.019	0	0	0	0	10.556.019
402	02	00	00	Productos de minas, canteras y yacimientos	50.000	0	0	0	0	50.000
402	02	05	00	Piedra, arcilla, arena y tierra	50.000	0	0	0	0	50.000
402	03	00	00	Textiles y vestuarios	20.614	0	0	0	0	20.614
402	03	01	00	Textiles	11.367	0	0	0	0	11.367
402	03	02	00	Prendas de vestir	9.247	0	0	0	0	9.247
402	04	00	00	Productos de cuero y caucho	100.000	0	0	0	0	100.000
402	04	03	00	Cauchos y tripas para vehículos	100.000	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	3.275.898	0	0	0	0	3.275.898
402	05	03	00	Productos de papel y cartón para oficina	3.273.640	0	0	0	0	3.273.640
402	05	06	00	Productos de papel y cartón para computación	2.258	0	0	0	0	2.258
402	06	00	00	Productos químicos y derivados	31.152.212	0	0	0	0	31.152.212
402	06	03	00	Tintas, pinturas y colorantes	740.714	0	0	0	0	740.714
402	06	04	00	Productos farmacéuticos y medicamentos	25.549.865	0	0	0	0	25.549.865

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127907 540236000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE COJEDES

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE LA ATENCION MÉDICA INTEGRAL DE LA RED AMBULATORIA Y HOSPITALARIA Y DESARROLLAR ACTIVIDADES DE PROMOCIÓN DE LA SALUD Y PREVENCIÓN DE ENFERMEDADES, ASÍ COMO ACTIVIDADES DE SANEAMIENTO AMBIENTAL CONTRA ENFERMEDADES ENDÉMICAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.019.510

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	06	00	Combustibles y lubricantes	66.756	0	0	0	0	66.756
402	06	08	00	Productos plásticos	3.880.000	0	0	0	0	3.880.000
402	06	99	00	Otros productos de la industria química y conexos	914.877	0	0	0	0	914.877
402	08	00	00	Productos metálicos	978.315	0	0	0	0	978.315
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	23.315	0	0	0	0	23.315
402	08	09	00	Repuestos y accesorios para equipos de transporte	955.000	0	0	0	0	955.000
402	10	00	00	Productos varios y útiles diversos	29.150.511	0	0	0	0	29.150.511
402	10	02	00	Materiales y útiles de limpieza y aseo	5.100.230	0	0	0	0	5.100.230
402	10	03	00	Utensilios de cocina y comedor	40.868	0	0	0	0	40.868
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	21.938.847	0	0	0	0	21.938.847
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	40.325	0	0	0	0	40.325
402	10	07	00	Productos de seguridad en el trabajo	348.299	0	0	0	0	348.299
402	10	08	00	Materiales para equipos de computación	1.180.446	0	0	0	0	1.180.446
402	10	11	00	Materiales eléctricos	464.456	0	0	0	0	464.456
402	10	12	00	Materiales para instalaciones sanitarias	37.040	0	0	0	0	37.040
403	**00**	**00**	**00**	**Servicios no personales**	**14.768.967**	**0**	**0**	**0**	**0**	**14.768.967**
403	07	00	00	Servicios de información, impresión y relaciones públicas	45.867	0	0	0	0	45.867
403	07	02	00	Imprenta y reproducción	45.867	0	0	0	0	45.867
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	7.156.429	0	0	0	0	7.156.429
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.082.169	0	0	0	0	4.082.169
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	1.830.866	0	0	0	0	1.830.866
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.059.566	0	0	0	0	1.059.566
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	183.828	0	0	0	0	183.828
403	12	00	00	Conservación y reparaciones menores de obras	132.689	0	0	0	0	132.689
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	132.689	0	0	0	0	132.689
403	18	00	00	Impuestos indirectos	7.433.982	0	0	0	0	7.433.982
403	18	01	00	Impuesto al valor agregado	7.433.982	0	0	0	0	7.433.982
404	**00**	**00**	**00**	**Activos reales**	**347.109**	**0**	**0**	**0**	**0**	**347.109**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	347.109	0	0	0	0	347.109

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127907 540236000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE COJEDES

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE LA ATENCION MÉDICA INTEGRAL DE LA RED AMBULATORIA Y HOSPITALARIA Y DESARROLLAR ACTIVIDADES DE PROMOCIÓN DE LA SALUD Y PREVENCIÓN DE ENFERMEDADES, ASÍ COMO ACTIVIDADES DE SANEAMIENTO AMBIENTAL CONTRA ENFERMEDADES ENDÉMICAS.

UNIDAD DE MEDIDA: CONSULTA

META: 1.019.510

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	165.060	0	0	0	0	165.060
404	09	02	00	Equipos de computación	182.049	0	0	0	0	182.049
				Totales	**531.192.782**	**0**	**0**	**0**	**0**	**531.192.782**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 54 - 189

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127907 540236000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE COJEDES

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE LA ATENCION MÉDICA INTEGRAL DE LA RED AMBULATORIA Y HOSPITALARIA Y DESARROLLAR ACTIVIDADES DE PROMOCIÓN DE LA SALUD Y PREVENCIÓN DE ENFERMEDADES, ASÍ COMO ACTIVIDADES DE SANEAMIENTO AMBIENTAL CONTRA ENFERMEDADES ENDÉMICAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.019.510

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127907 540236000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE COJEDES

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE LA ATENCION MÉDICA INTEGRAL DE LA RED AMBULATORIA Y HOSPITALARIA Y DESARROLLAR ACTIVIDADES DE PROMOCIÓN DE LA SALUD Y PREVENCIÓN DE ENFERMEDADES, ASÍ COMO ACTIVIDADES DE SANEAMIENTO AMBIENTAL CONTRA ENFERMEDADES ENDÉMICAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.019.510

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540236001 ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS QUE SE PRESTAN EN LA RED DE ATENCIÓN COMUNAL DE SALUD DEL ESTADO BOLIVARIANO DE COJEDES.

UNIDAD DE MEDIDA: CONSULTA **META:** 677.054

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**52.481.482**	**0**	**0**	**0**	**0**	**52.481.482**
401	01	00	00	Sueldos, salarios y otras retribuciones	31.568.517	0	0	0	0	31.568.517
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	14.703.868	0	0	0	0	14.703.868
401	01	03	00	Suplencias a empleados	326.312	0	0	0	0	326.312
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	10.513.875	0	0	0	0	10.513.875
401	01	13	00	Suplencias a obreros	1.785.420	0	0	0	0	1.785.420
401	01	18	00	Remuneraciones al personal contratado	4.239.042	0	0	0	0	4.239.042
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	4.239.042	0	0	0	0	4.239.042
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	10.224.331	0	0	0	0	10.224.331
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.312.270	0	0	0	0	5.312.270
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	4.912.061	0	0	0	0	4.912.061
401	03	00	00	Primas	6.340.448	0	0	0	0	6.340.448
401	03	02	00	Primas de transporte a empleados	1.029.600	0	0	0	0	1.029.600
401	03	04	00	Primas por hijos a empleados	514.800	0	0	0	0	514.800
401	03	08	00	Primas de profesionalización a empleados	969.494	0	0	0	0	969.494
401	03	09	00	Primas por antigüedad a empleados	1.160.509	0	0	0	0	1.160.509
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	352.980	0	0	0	0	352.980
401	03	17	00	Primas de transporte a obreros	954.000	0	0	0	0	954.000
401	03	19	00	Primas por hijos de obreros	273.600	0	0	0	0	273.600
401	03	21	00	Primas por antigüedad a obreros	231.427	0	0	0	0	231.427
401	03	22	00	Primas de profesionalización a obreros	96.212	0	0	0	0	96.212
401	03	37	00	Primas de transporte al personal contratado	36.200	0	0	0	0	36.200
401	03	39	00	Primas por hijos al personal contratado	13.600	0	0	0	0	13.600
401	03	40	00	Primas de profesionalización al personal contratado	25.800	0	0	0	0	25.800
401	03	41	00	Primas por antigüedad al personal contratado	81.476	0	0	0	0	81.476

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127907 540236000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE COJEDES

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE LA ATENCION MÉDICA INTEGRAL DE LA RED AMBULATORIA Y HOSPITALARIA Y DESARROLLAR ACTIVIDADES DE PROMOCIÓN DE LA SALUD Y PREVENCIÓN DE ENFERMEDADES, ASÍ COMO ACTIVIDADES DE SANEAMIENTO AMBIENTAL CONTRA ENFERMEDADES ENDÉMICAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.019.510

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540236001 ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS QUE SE PRESTAN EN LA RED DE ATENCIÓN COMUNAL DE SALUD DEL ESTADO BOLIVARIANO DE COJEDES.

UNIDAD DE MEDIDA: CONSULTA **META:** 677.054

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	96	00	Otras primas al personal contratado	187.500	0	0	0	0	187.500
401	03	97	00	Otras primas a empleados	214.500	0	0	0	0	214.500
401	03	98	00	Otras primas a obreros	198.750	0	0	0	0	198.750
401	04	00	00	Complementos de sueldos y salarios	3.192.738	0	0	0	0	3.192.738
401	04	02	00	Complemento a empleados por trabajo nocturno	260.867	0	0	0	0	260.867
401	04	10	00	Complemento a empleados por días feriados	321.367	0	0	0	0	321.367
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	173.113	0	0	0	0	173.113
401	04	20	00	Complemento a obreros por días feriados	451.623	0	0	0	0	451.623
401	04	28	00	Complemento al personal contratado por días feriados	81.898	0	0	0	0	81.898
401	04	96	00	Otros complementos a empleados	50.000	0	0	0	0	50.000
401	04	97	00	Otros complementos a obreros	50.000	0	0	0	0	50.000
401	04	98	00	Otros complementos al personal contratado	1.803.870	0	0	0	0	1.803.870
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	342.878	0	0	0	0	342.878
401	05	01	00	Aguinaldos a empleados	5.641	0	0	0	0	5.641
401	05	03	00	Bono vacacional a empleados	75.850	0	0	0	0	75.850
401	05	04	00	Aguinaldos a obreros	10.250	0	0	0	0	10.250
401	05	06	00	Bono vacacional a obreros	53.260	0	0	0	0	53.260
401	05	07	00	Aguinaldos al personal contratado	3.215	0	0	0	0	3.215
401	05	08	00	Bono vacacional al personal contratado	62.547	0	0	0	0	62.547
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	20.115	0	0	0	0	20.115
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	112.000	0	0	0	0	112.000
401	06	00	00	Aportes patronales y legales	104.409	0	0	0	0	104.409
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	25.660	0	0	0	0	25.660
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	8.553	0	0	0	0	8.553
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	5.702	0	0	0	0	5.702

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127907 540236000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE COJEDES

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE LA ATENCION MÉDICA INTEGRAL DE LA RED AMBULATORIA Y HOSPITALARIA Y DESARROLLAR ACTIVIDADES DE PROMOCIÓN DE LA SALUD Y PREVENCIÓN DE ENFERMEDADES, ASÍ COMO ACTIVIDADES DE SANEAMIENTO AMBIENTAL CONTRA ENFERMEDADES ENDÉMICAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.019.510

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540236001 ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS QUE SE PRESTAN EN LA RED DE ATENCIÓN COMUNAL DE SALUD DEL ESTADO BOLIVARIANO DE COJEDES.

UNIDAD DE MEDIDA: CONSULTA **META:** 677.054

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	5.702	0	0	0	0	5.702
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	25.025	0	0	0	0	25.025
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	7.507	0	0	0	0	7.507
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	5.005	0	0	0	0	5.005
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	5.005	0	0	0	0	5.005
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	8.935	0	0	0	0	8.935
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.986	0	0	0	0	1.986
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.986	0	0	0	0	1.986
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.880	0	0	0	0	1.880
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	418	0	0	0	0	418
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	627	0	0	0	0	627
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	418	0	0	0	0	418
401	07	00	00	Asistencia socio-económica	708.161	0	0	0	0	708.161
401	07	02	00	Becas a empleados	6.000	0	0	0	0	6.000
401	07	03	00	Ayudas por matrimonio a empleados	1.000	0	0	0	0	1.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.000	0	0	0	0	1.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	120.000	0	0	0	0	120.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	19.627	0	0	0	0	19.627
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	7.250	0	0	0	0	7.250
401	07	10	00	Dotación de uniformes a empleados	3.000	0	0	0	0	3.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	11.200	0	0	0	0	11.200
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	500	0	0	0	0	500
401	07	18	00	Becas a obreros	600	0	0	0	0	600

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127907 540236000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE COJEDES

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE LA ATENCION MÉDICA INTEGRAL DE LA RED AMBULATORIA Y HOSPITALARIA Y DESARROLLAR ACTIVIDADES DE PROMOCIÓN DE LA SALUD Y PREVENCIÓN DE ENFERMEDADES, ASÍ COMO ACTIVIDADES DE SANEAMIENTO AMBIENTAL CONTRA ENFERMEDADES ENDÉMICAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.019.510

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540236001 ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS QUE SE PRESTAN EN LA RED DE ATENCIÓN COMUNAL DE SALUD DEL ESTADO BOLIVARIANO DE COJEDES.

UNIDAD DE MEDIDA: CONSULTA **META:** 677.054

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	1.000
401	07	21	00	Ayudas por defunción a obreros	3.000	0	0	0	0	3.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	185.000	0	0	0	0	185.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	6.018	0	0	0	0	6.018
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	500	0	0	0	0	500
401	07	26	00	Dotación de uniformes a obreros	3.000	0	0	0	0	3.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	18.000	0	0	0	0	18.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	500	0	0	0	0	500
401	07	75	00	Becas al personal contratado	400	0	0	0	0	400
401	07	76	00	Ayudas por matrimonio al personal contratado	1.000	0	0	0	0	1.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	1.000	0	0	0	0	1.000
401	07	78	00	Ayudas por defunción al personal contratado	3.000	0	0	0	0	3.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	150.000	0	0	0	0	150.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	7.066	0	0	0	0	7.066
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	16.000	0	0	0	0	16.000
401	07	83	00	Dotación de uniformes al personal contratado	3.000	0	0	0	0	3.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	18.500	0	0	0	0	18.500
401	07	96	00	Otras subvenciones a empleados	50.000	0	0	0	0	50.000
401	07	97	00	Otras subvenciones a obreros	50.000	0	0	0	0	50.000
401	07	99	00	Otras subvenciones al personal contratado	20.000	0	0	0	0	20.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.202.517**	**0**	**0**	**0**	**0**	**7.202.517**
402	05	00	00	Productos de papel, cartón e impresos	53.640	0	0	0	0	53.640
402	05	03	00	Productos de papel y cartón para oficina	53.640	0	0	0	0	53.640

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127907 540236000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE COJEDES

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE LA ATENCION MÉDICA INTEGRAL DE LA RED AMBULATORIA Y HOSPITALARIA Y DESARROLLAR ACTIVIDADES DE PROMOCIÓN DE LA SALUD Y PREVENCIÓN DE ENFERMEDADES, ASÍ COMO ACTIVIDADES DE SANEAMIENTO AMBIENTAL CONTRA ENFERMEDADES ENDÉMICAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.019.510

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540236001 ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS QUE SE PRESTAN EN LA RED DE ATENCIÓN COMUNAL DE SALUD DEL ESTADO BOLIVARIANO DE COJEDES.

UNIDAD DE MEDIDA: CONSULTA **META:** 677.054

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	00	00	Productos químicos y derivados	3.368.899	0	0	0	0	3.368.899
402	06	03	00	Tintas, pinturas y colorantes	231.165	0	0	0	0	231.165
402	06	04	00	Productos farmacéuticos y medicamentos	3.003.410	0	0	0	0	3.003.410
402	06	99	00	Otros productos de la industria química y conexos	134.324	0	0	0	0	134.324
402	10	00	00	Productos varios y útiles diversos	3.779.978	0	0	0	0	3.779.978
402	10	02	00	Materiales y útiles de limpieza y aseo	231.030	0	0	0	0	231.030
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.970.445	0	0	0	0	2.970.445
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	11.596	0	0	0	0	11.596
402	10	08	00	Materiales para equipos de computación	450.000	0	0	0	0	450.000
402	10	11	00	Materiales eléctricos	94.956	0	0	0	0	94.956
402	10	12	00	Materiales para instalaciones sanitarias	21.951	0	0	0	0	21.951
403	**00**	**00**	**00**	**Servicios no personales**	**397.584**	**0**	**0**	**0**	**0**	**397.584**
403	18	00	00	Impuestos indirectos	397.584	0	0	0	0	397.584
403	18	01	00	Impuesto al valor agregado	397.584	0	0	0	0	397.584
				Totales	**60.081.583**	**0**	**0**	**0**	**0**	**60.081.583**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127907 540236000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE COJEDES

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE LA ATENCION MÉDICA INTEGRAL DE LA RED AMBULATORIA Y HOSPITALARIA Y DESARROLLAR ACTIVIDADES DE PROMOCIÓN DE LA SALUD Y PREVENCIÓN DE ENFERMEDADES, ASÍ COMO ACTIVIDADES DE SANEAMIENTO AMBIENTAL CONTRA ENFERMEDADES ENDÉMICAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.019.510

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540236002 ATENCIÓN MÉDICA INTEGRAL A LA COLECTIVIDAD QUE ASISTE A LA RED HOSPITALARIA DEL ESTADO BOLIVARIANO DE COJEDES.

UNIDAD DE MEDIDA: CONSULTA **META:** 342.456

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**374.758.498**	**0**	**0**	**0**	**0**	**374.758.498**
401	01	00	00	Sueldos, salarios y otras retribuciones	166.277.164	0	0	0	0	166.277.164
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	80.180.074	0	0	0	0	80.180.074
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	82.247	0	0	0	0	82.247
401	01	03	00	Suplencias a empleados	580.000	0	0	0	0	580.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	65.820.825	0	0	0	0	65.820.825
401	01	12	00	Salarios a obreros en puestos no permanentes	355.000	0	0	0	0	355.000
401	01	13	00	Suplencias a obreros	780.000	0	0	0	0	780.000
401	01	18	00	Remuneraciones al personal contratado	18.479.018	0	0	0	0	18.479.018
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	18.479.018	0	0	0	0	18.479.018
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	44.770.351	0	0	0	0	44.770.351
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	19.013.646	0	0	0	0	19.013.646
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	5.350	0	0	0	0	5.350
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	25.751.355	0	0	0	0	25.751.355
401	03	00	00	Primas	74.621.969	0	0	0	0	74.621.969
401	03	02	00	Primas de transporte a empleados	3.087.000	0	0	0	0	3.087.000
401	03	04	00	Primas por hijos a empleados	1.543.500	0	0	0	0	1.543.500
401	03	08	00	Primas de profesionalización a empleados	17.309.226	0	0	0	0	17.309.226
401	03	09	00	Primas por antigüedad a empleados	6.072.157	0	0	0	0	6.072.157
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	147.075	0	0	0	0	147.075
401	03	17	00	Primas de transporte a obreros	2.952.000	0	0	0	0	2.952.000
401	03	19	00	Primas por hijos de obreros	1.476.000	0	0	0	0	1.476.000
401	03	21	00	Primas por antigüedad a obreros	3.115.713	0	0	0	0	3.115.713
401	03	22	00	Primas de profesionalización a obreros	2.044.823	0	0	0	0	2.044.823
401	03	37	00	Primas de transporte al personal contratado	486.000	0	0	0	0	486.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127907 540236000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE COJEDES

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE LA ATENCION MÉDICA INTEGRAL DE LA RED AMBULATORIA Y HOSPITALARIA Y DESARROLLAR ACTIVIDADES DE PROMOCIÓN DE LA SALUD Y PREVENCIÓN DE ENFERMEDADES, ASÍ COMO ACTIVIDADES DE SANEAMIENTO AMBIENTAL CONTRA ENFERMEDADES ENDÉMICAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.019.510

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540236002 ATENCIÓN MÉDICA INTEGRAL A LA COLECTIVIDAD QUE ASISTE A LA RED HOSPITALARIA DEL ESTADO BOLIVARIANO DE COJEDES.

UNIDAD DE MEDIDA: CONSULTA **META:** 342.456

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	39	00	Primas por hijos al personal contratado	243.000	0	0	0	0	243.000
401	03	40	00	Primas de profesionalización al personal contratado	14.656.609	0	0	0	0	14.656.609
401	03	41	00	Primas por antigüedad al personal contratado	1.431.366	0	0	0	0	1.431.366
401	03	96	00	Otras primas al personal contratado	1.215.000	0	0	0	0	1.215.000
401	03	97	00	Otras primas a empleados	11.462.500	0	0	0	0	11.462.500
401	03	98	00	Otras primas a obreros	7.380.000	0	0	0	0	7.380.000
401	04	00	00	Complementos de sueldos y salarios	76.855.354	0	0	0	0	76.855.354
401	04	02	00	Complemento a empleados por trabajo nocturno	24.734.361	0	0	0	0	24.734.361
401	04	10	00	Complemento a empleados por días feriados	10.489.859	0	0	0	0	10.489.859
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	11.831.391	0	0	0	0	11.831.391
401	04	20	00	Complemento a obreros por días feriados	10.739.724	0	0	0	0	10.739.724
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	240.000	0	0	0	0	240.000
401	04	28	00	Complemento al personal contratado por días feriados	823.104	0	0	0	0	823.104
401	04	96	00	Otros complementos a empleados	1.200.000	0	0	0	0	1.200.000
401	04	97	00	Otros complementos a obreros	576.000	0	0	0	0	576.000
401	04	98	00	Otros complementos al personal contratado	16.220.915	0	0	0	0	16.220.915
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	7.443.371	0	0	0	0	7.443.371
401	05	01	00	Aguinaldos a empleados	3.796	0	0	0	0	3.796
401	05	03	00	Bono vacacional a empleados	4.550.247	0	0	0	0	4.550.247
401	05	04	00	Aguinaldos a obreros	2.700	0	0	0	0	2.700
401	05	06	00	Bono vacacional a obreros	2.316.954	0	0	0	0	2.316.954
401	05	07	00	Aguinaldos al personal contratado	1.255	0	0	0	0	1.255
401	05	08	00	Bono vacacional al personal contratado	551.800	0	0	0	0	551.800
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	6.731	0	0	0	0	6.731
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	9.888	0	0	0	0	9.888

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127907 540236000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE COJEDES

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE LA ATENCION MÉDICA INTEGRAL DE LA RED AMBULATORIA Y HOSPITALARIA Y DESARROLLAR ACTIVIDADES DE PROMOCIÓN DE LA SALUD Y PREVENCIÓN DE ENFERMEDADES, ASÍ COMO ACTIVIDADES DE SANEAMIENTO AMBIENTAL CONTRA ENFERMEDADES ENDÉMICAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.019.510

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540236002 ATENCIÓN MÉDICA INTEGRAL A LA COLECTIVIDAD QUE ASISTE A LA RED HOSPITALARIA DEL ESTADO BOLIVARIANO DE COJEDES.

UNIDAD DE MEDIDA: CONSULTA **META:** 342.456

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	00	00	Aportes patronales y legales	286.887	0	0	0	0	286.887
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	76.935	0	0	0	0	76.935
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	25.645	0	0	0	0	25.645
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	17.097	0	0	0	0	17.097
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	17.097	0	0	0	0	17.097
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	77.435	0	0	0	0	77.435
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	23.230	0	0	0	0	23.230
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	15.487	0	0	0	0	15.487
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	15.487	0	0	0	0	15.487
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	11.826	0	0	0	0	11.826
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.628	0	0	0	0	2.628
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	2.628	0	0	0	0	2.628
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	783	0	0	0	0	783
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	174	0	0	0	0	174
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	261	0	0	0	0	261
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	174	0	0	0	0	174
401	07	00	00	Asistencia socio-económica	4.503.402	0	0	0	0	4.503.402
401	07	02	00	Becas a empleados	2.000	0	0	0	0	2.000
401	07	03	00	Ayudas por matrimonio a empleados	2.000	0	0	0	0	2.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	3.000	0	0	0	0	3.000
401	07	05	00	Ayudas por defunción a empleados	12.000	0	0	0	0	12.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.525.000	0	0	0	0	1.525.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	8.913	0	0	0	0	8.913

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127907 540236000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE COJEDES

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE LA ATENCION MÉDICA INTEGRAL DE LA RED AMBULATORIA Y HOSPITALARIA Y DESARROLLAR ACTIVIDADES DE PROMOCIÓN DE LA SALUD Y PREVENCIÓN DE ENFERMEDADES, ASÍ COMO ACTIVIDADES DE SANEAMIENTO AMBIENTAL CONTRA ENFERMEDADES ENDÉMICAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.019.510

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540236002 ATENCIÓN MÉDICA INTEGRAL A LA COLECTIVIDAD QUE ASISTE A LA RED HOSPITALARIA DEL ESTADO BOLIVARIANO DE COJEDES.

UNIDAD DE MEDIDA: CONSULTA **META:** 342.456

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	12.000	0	0	0	0	12.000
401	07	10	00	Dotación de uniformes a empleados	3.000	0	0	0	0	3.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	192.000	0	0	0	0	192.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	500	0	0	0	0	500
401	07	18	00	Becas a obreros	7.600	0	0	0	0	7.600
401	07	19	00	Ayudas por matrimonio de obreros	12.000	0	0	0	0	12.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	85.000	0	0	0	0	85.000
401	07	21	00	Ayudas por defunción a obreros	15.000	0	0	0	0	15.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.370.000	0	0	0	0	1.370.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	85.412	0	0	0	0	85.412
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	7.500	0	0	0	0	7.500
401	07	26	00	Dotación de uniformes a obreros	3.000	0	0	0	0	3.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	70.000	0	0	0	0	70.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	300	0	0	0	0	300
401	07	75	00	Becas al personal contratado	4.000	0	0	0	0	4.000
401	07	76	00	Ayudas por matrimonio al personal contratado	2.000	0	0	0	0	2.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	3.000	0	0	0	0	3.000
401	07	78	00	Ayudas por defunción al personal contratado	3.000	0	0	0	0	3.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	605.000	0	0	0	0	605.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	7.677	0	0	0	0	7.677
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	57.500	0	0	0	0	57.500
401	07	83	00	Dotación de uniformes al personal contratado	3.000	0	0	0	0	3.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	152.000	0	0	0	0	152.000
401	07	96	00	Otras subvenciones a empleados	100.000	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127907 540236000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE COJEDES

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE LA ATENCION MÉDICA INTEGRAL DE LA RED AMBULATORIA Y HOSPITALARIA Y DESARROLLAR ACTIVIDADES DE PROMOCIÓN DE LA SALUD Y PREVENCIÓN DE ENFERMEDADES, ASÍ COMO ACTIVIDADES DE SANEAMIENTO AMBIENTAL CONTRA ENFERMEDADES ENDÉMICAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.019.510

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540236002 ATENCIÓN MÉDICA INTEGRAL A LA COLECTIVIDAD QUE ASISTE A LA RED HOSPITALARIA DEL ESTADO BOLIVARIANO DE COJEDES.

UNIDAD DE MEDIDA: CONSULTA **META:** 342.456

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	97	00	Otras subvenciones a obreros	100.000	0	0	0	0	100.000
401	07	99	00	Otras subvenciones al personal contratado	50.000	0	0	0	0	50.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**67.588.718**	**0**	**0**	**0**	**0**	**67.588.718**
402	01	00	00	Productos alimenticios y agropecuarios	10.556.019	0	0	0	0	10.556.019
402	01	01	00	Alimentos y bebidas para personas	10.556.019	0	0	0	0	10.556.019
402	02	00	00	Productos de minas, canteras y yacimientos	50.000	0	0	0	0	50.000
402	02	05	00	Piedra, arcilla, arena y tierra	50.000	0	0	0	0	50.000
402	03	00	00	Textiles y vestuarios	20.614	0	0	0	0	20.614
402	03	01	00	Textiles	11.367	0	0	0	0	11.367
402	03	02	00	Prendas de vestir	9.247	0	0	0	0	9.247
402	04	00	00	Productos de cuero y caucho	100.000	0	0	0	0	100.000
402	04	03	00	Cauchos y tripas para vehículos	100.000	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	3.222.258	0	0	0	0	3.222.258
402	05	03	00	Productos de papel y cartón para oficina	3.220.000	0	0	0	0	3.220.000
402	05	06	00	Productos de papel y cartón para computación	2.258	0	0	0	0	2.258
402	06	00	00	Productos químicos y derivados	27.688.724	0	0	0	0	27.688.724
402	06	03	00	Tintas, pinturas y colorantes	414.960	0	0	0	0	414.960
402	06	04	00	Productos farmacéuticos y medicamentos	22.546.455	0	0	0	0	22.546.455
402	06	06	00	Combustibles y lubricantes	66.756	0	0	0	0	66.756
402	06	08	00	Productos plásticos	3.880.000	0	0	0	0	3.880.000
402	06	99	00	Otros productos de la industria química y conexos	780.553	0	0	0	0	780.553
402	08	00	00	Productos metálicos	978.315	0	0	0	0	978.315
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	23.315	0	0	0	0	23.315
402	08	09	00	Repuestos y accesorios para equipos de transporte	955.000	0	0	0	0	955.000
402	10	00	00	Productos varios y útiles diversos	24.972.788	0	0	0	0	24.972.788

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127907 540236000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE COJEDES

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE LA ATENCION MÉDICA INTEGRAL DE LA RED AMBULATORIA Y HOSPITALARIA Y DESARROLLAR ACTIVIDADES DE PROMOCIÓN DE LA SALUD Y PREVENCIÓN DE ENFERMEDADES, ASÍ COMO ACTIVIDADES DE SANEAMIENTO AMBIENTAL CONTRA ENFERMEDADES ENDÉMICAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.019.510

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540236002 ATENCIÓN MÉDICA INTEGRAL A LA COLECTIVIDAD QUE ASISTE A LA RED HOSPITALARIA DEL ESTADO BOLIVARIANO DE COJEDES.

UNIDAD DE MEDIDA: CONSULTA **META:** 342.456

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	4.869.200	0	0	0	0	4.869.200
402	10	03	00	Utensilios de cocina y comedor	40.868	0	0	0	0	40.868
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	18.968.402	0	0	0	0	18.968.402
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	28.729	0	0	0	0	28.729
402	10	08	00	Materiales para equipos de computación	681.000	0	0	0	0	681.000
402	10	11	00	Materiales eléctricos	369.500	0	0	0	0	369.500
402	10	12	00	Materiales para instalaciones sanitarias	15.089	0	0	0	0	15.089
403	**00**	**00**	**00**	**Servicios no personales**	**14.253.754**	**0**	**0**	**0**	**0**	**14.253.754**
403	07	00	00	Servicios de información, impresión y relaciones públicas	45.867	0	0	0	0	45.867
403	07	02	00	Imprenta y reproducción	45.867	0	0	0	0	45.867
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	7.156.429	0	0	0	0	7.156.429
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.082.169	0	0	0	0	4.082.169
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	1.830.866	0	0	0	0	1.830.866
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.059.566	0	0	0	0	1.059.566
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	183.828	0	0	0	0	183.828
403	12	00	00	Conservación y reparaciones menores de obras	132.689	0	0	0	0	132.689
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	132.689	0	0	0	0	132.689
403	18	00	00	Impuestos indirectos	6.918.769	0	0	0	0	6.918.769
403	18	01	00	Impuesto al valor agregado	6.918.769	0	0	0	0	6.918.769
				Totales	**456.600.970**	**0**	**0**	**0**	**0**	**456.600.970**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127907 540236000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE COJEDES

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE LA ATENCION MÉDICA INTEGRAL DE LA RED AMBULATORIA Y HOSPITALARIA Y DESARROLLAR ACTIVIDADES DE PROMOCIÓN DE LA SALUD Y PREVENCIÓN DE ENFERMEDADES, ASÍ COMO ACTIVIDADES DE SANEAMIENTO AMBIENTAL CONTRA ENFERMEDADES ENDÉMICAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.019.510

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540236003 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE COJEDES DE CONDICIONES INSALUBRES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 208.267

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**13.553.157**	**0**	**0**	**0**	**0**	**13.553.157**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.344.171	0	0	0	0	6.344.171
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.805.607	0	0	0	0	2.805.607
401	01	03	00	Suplencias a empleados	306.072	0	0	0	0	306.072
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.261.475	0	0	0	0	2.261.475
401	01	13	00	Suplencias a obreros	306.072	0	0	0	0	306.072
401	01	18	00	Remuneraciones al personal contratado	664.945	0	0	0	0	664.945
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	664.945	0	0	0	0	664.945
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.133.871	0	0	0	0	2.133.871
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.077.314	0	0	0	0	1.077.314
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.056.557	0	0	0	0	1.056.557
401	03	00	00	Primas	1.991.776	0	0	0	0	1.991.776
401	03	02	00	Primas de transporte a empleados	104.400	0	0	0	0	104.400
401	03	04	00	Primas por hijos a empleados	52.200	0	0	0	0	52.200
401	03	08	00	Primas de profesionalización a empleados	484.747	0	0	0	0	484.747
401	03	09	00	Primas por antigüedad a empleados	93.715	0	0	0	0	93.715
401	03	17	00	Primas de transporte a obreros	102.600	0	0	0	0	102.600
401	03	19	00	Primas por hijos de obreros	51.300	0	0	0	0	51.300
401	03	21	00	Primas por antigüedad a obreros	247.314	0	0	0	0	247.314
401	03	22	00	Primas de profesionalización a obreros	119.697	0	0	0	0	119.697
401	03	37	00	Primas de transporte al personal contratado	28.800	0	0	0	0	28.800
401	03	39	00	Primas por hijos al personal contratado	14.400	0	0	0	0	14.400
401	03	40	00	Primas de profesionalización al personal contratado	18.281	0	0	0	0	18.281
401	03	41	00	Primas por antigüedad al personal contratado	84.822	0	0	0	0	84.822
401	03	96	00	Otras primas al personal contratado	72.000	0	0	0	0	72.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127907 540236000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE COJEDES

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE LA ATENCION MÉDICA INTEGRAL DE LA RED AMBULATORIA Y HOSPITALARIA Y DESARROLLAR ACTIVIDADES DE PROMOCIÓN DE LA SALUD Y PREVENCIÓN DE ENFERMEDADES, ASÍ COMO ACTIVIDADES DE SANEAMIENTO AMBIENTAL CONTRA ENFERMEDADES ENDÉMICAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.019.510

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540236003 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE COJEDES DE CONDICIONES INSALUBRES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 208.267

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	97	00	Otras primas a empleados	261.000	0	0	0	0	261.000
401	03	98	00	Otras primas a obreros	256.500	0	0	0	0	256.500
401	04	00	00	Complementos de sueldos y salarios	1.734.010	0	0	0	0	1.734.010
401	04	02	00	Complemento a empleados por trabajo nocturno	253.268	0	0	0	0	253.268
401	04	10	00	Complemento a empleados por días feriados	255.490	0	0	0	0	255.490
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	103.482	0	0	0	0	103.482
401	04	20	00	Complemento a obreros por días feriados	484.830	0	0	0	0	484.830
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	28.800	0	0	0	0	28.800
401	04	28	00	Complemento al personal contratado por días feriados	176.380	0	0	0	0	176.380
401	04	96	00	Otros complementos a empleados	72.000	0	0	0	0	72.000
401	04	97	00	Otros complementos a obreros	76.800	0	0	0	0	76.800
401	04	98	00	Otros complementos al personal contratado	282.960	0	0	0	0	282.960
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	443.473	0	0	0	0	443.473
401	05	01	00	Aguinaldos a empleados	2.130	0	0	0	0	2.130
401	05	03	00	Bono vacacional a empleados	192.197	0	0	0	0	192.197
401	05	04	00	Aguinaldos a obreros	1.161	0	0	0	0	1.161
401	05	06	00	Bono vacacional a obreros	118.325	0	0	0	0	118.325
401	05	07	00	Aguinaldos al personal contratado	4.660	0	0	0	0	4.660
401	05	08	00	Bono vacacional al personal contratado	125.000	0	0	0	0	125.000
401	06	00	00	Aportes patronales y legales	20.427	0	0	0	0	20.427
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.204	0	0	0	0	5.204
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.735	0	0	0	0	1.735
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.156	0	0	0	0	1.156
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.156	0	0	0	0	1.156
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	5.383	0	0	0	0	5.383

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127907 540236000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE COJEDES

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE LA ATENCION MÉDICA INTEGRAL DE LA RED AMBULATORIA Y HOSPITALARIA Y DESARROLLAR ACTIVIDADES DE PROMOCIÓN DE LA SALUD Y PREVENCIÓN DE ENFERMEDADES, ASÍ COMO ACTIVIDADES DE SANEAMIENTO AMBIENTAL CONTRA ENFERMEDADES ENDÉMICAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.019.510

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540236003 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE COJEDES DE CONDICIONES INSALUBRES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 208.267

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.615	0	0	0	0	1.615
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.077	0	0	0	0	1.077
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.077	0	0	0	0	1.077
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.402	0	0	0	0	1.402
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	311	0	0	0	0	311
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	311	0	0	0	0	311
401	07	00	00	Asistencia socio-económica	885.429	0	0	0	0	885.429
401	07	02	00	Becas a empleados	400	0	0	0	0	400
401	07	03	00	Ayudas por matrimonio a empleados	1.000	0	0	0	0	1.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.000	0	0	0	0	1.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	290.000	0	0	0	0	290.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	9.876	0	0	0	0	9.876
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	500	0	0	0	0	500
401	07	10	00	Dotación de uniformes a empleados	3.000	0	0	0	0	3.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	6.000	0	0	0	0	6.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	500	0	0	0	0	500
401	07	18	00	Becas a obreros	600	0	0	0	0	600
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	3.000	0	0	0	0	3.000
401	07	21	00	Ayudas por defunción a obreros	3.000	0	0	0	0	3.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	285.000	0	0	0	0	285.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	7.670	0	0	0	0	7.670
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	3.000	0	0	0	0	3.000
401	07	26	00	Dotación de uniformes a obreros	3.000	0	0	0	0	3.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127907 540236000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE COJEDES

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE LA ATENCION MÉDICA INTEGRAL DE LA RED AMBULATORIA Y HOSPITALARIA Y DESARROLLAR ACTIVIDADES DE PROMOCIÓN DE LA SALUD Y PREVENCIÓN DE ENFERMEDADES, ASÍ COMO ACTIVIDADES DE SANEAMIENTO AMBIENTAL CONTRA ENFERMEDADES ENDÉMICAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.019.510

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540236003 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE COJEDES DE CONDICIONES INSALUBRES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 208.267

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	26.000	0	0	0	0	26.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	550	0	0	0	0	550
401	07	75	00	Becas al personal contratado	4.400	0	0	0	0	4.400
401	07	76	00	Ayudas por matrimonio al personal contratado	1.000	0	0	0	0	1.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	1.000	0	0	0	0	1.000
401	07	78	00	Ayudas por defunción al personal contratado	3.000	0	0	0	0	3.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	80.000	0	0	0	0	80.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	8.533	0	0	0	0	8.533
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	3.000	0	0	0	0	3.000
401	07	83	00	Dotación de uniformes al personal contratado	3.000	0	0	0	0	3.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	16.400	0	0	0	0	16.400
401	07	96	00	Otras subvenciones a empleados	50.000	0	0	0	0	50.000
401	07	97	00	Otras subvenciones a obreros	50.000	0	0	0	0	50.000
401	07	99	00	Otras subvenciones al personal contratado	20.000	0	0	0	0	20.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**492.334**	**0**	**0**	**0**	**0**	**492.334**
402	06	00	00	Productos químicos y derivados	94.589	0	0	0	0	94.589
402	06	03	00	Tintas, pinturas y colorantes	94.589	0	0	0	0	94.589
402	10	00	00	Productos varios y útiles diversos	397.745	0	0	0	0	397.745
402	10	07	00	Productos de seguridad en el trabajo	348.299	0	0	0	0	348.299
402	10	08	00	Materiales para equipos de computación	49.446	0	0	0	0	49.446
403	**00**	**00**	**00**	**Servicios no personales**	**117.629**	**0**	**0**	**0**	**0**	**117.629**
403	18	00	00	Impuestos indirectos	117.629	0	0	0	0	117.629
403	18	01	00	Impuesto al valor agregado	117.629	0	0	0	0	117.629
404	**00**	**00**	**00**	**Activos reales**	**347.109**	**0**	**0**	**0**	**0**	**347.109**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	347.109	0	0	0	0	347.109

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127907 540236000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE COJEDES

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE LA ATENCION MÉDICA INTEGRAL DE LA RED AMBULATORIA Y HOSPITALARIA Y DESARROLLAR ACTIVIDADES DE PROMOCIÓN DE LA SALUD Y PREVENCIÓN DE ENFERMEDADES, ASÍ COMO ACTIVIDADES DE SANEAMIENTO AMBIENTAL CONTRA ENFERMEDADES ENDÉMICAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 1.019.510

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540236003 APLICACIÓN DE MEDIDAS DE SANEAMIENTO AMBIENTAL PARA PROTEGER A LA POBLACIÓN DEL ESTADO BOLIVARIANO DE COJEDES DE CONDICIONES INSALUBRES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 208.267

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	165.060	0	0	0	0	165.060
404	09	02	00	Equipos de computación	182.049	0	0	0	0	182.049
				Totales	**14.510.229**	**0**	**0**	**0**	**0**	**14.510.229**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127910 540237000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: ATENDER EN CONSULTAS DE ATENCIÓN INTEGRAL EN SALUD A UNA POBLACIÓN DE 192.874 HABITANTES Y REALIZAR ACTIVIDADES DE SANEAMIENTO AMBIENTAL EN ZONAS AFECTADAS POR MALARIA Y DENGUE, E INSPECCIONES SOCIO-AMBIENTALES.

UNIDAD DE MEDIDA: CONSULTA **META:** 360.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**190.869.002**	**0**	**0**	**0**	**0**	**190.869.002**
401	01	00	00	Sueldos, salarios y otras retribuciones	65.096.366	0	0	0	0	65.096.366
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	35.161.744	0	0	0	0	35.161.744
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	29.934.622	0	0	0	0	29.934.622
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	23.392.908	0	0	0	0	23.392.908
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	10.866.803	0	0	0	0	10.866.803
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	12.526.105	0	0	0	0	12.526.105
401	03	00	00	Primas	29.686.574	0	0	0	0	29.686.574
401	03	01	00	Primas por mérito a empleados	9.443	0	0	0	0	9.443
401	03	02	00	Primas de transporte a empleados	651.600	0	0	0	0	651.600
401	03	04	00	Primas por hijos a empleados	328.280	0	0	0	0	328.280
401	03	08	00	Primas de profesionalización a empleados	9.239.557	0	0	0	0	9.239.557
401	03	09	00	Primas por antigüedad a empleados	3.468.968	0	0	0	0	3.468.968
401	03	17	00	Primas de transporte a obreros	879.600	0	0	0	0	879.600
401	03	19	00	Primas por hijos de obreros	810.900	0	0	0	0	810.900
401	03	21	00	Primas por antigüedad a obreros	1.755.163	0	0	0	0	1.755.163
401	03	22	00	Primas de profesionalización a obreros	379.162	0	0	0	0	379.162
401	03	40	00	Primas de profesionalización al personal contratado	4.906.297	0	0	0	0	4.906.297
401	03	97	00	Otras primas a empleados	5.227.937	0	0	0	0	5.227.937
401	03	98	00	Otras primas a obreros	2.029.667	0	0	0	0	2.029.667
401	04	00	00	Complementos de sueldos y salarios	22.891.193	0	0	0	0	22.891.193
401	04	02	00	Complemento a empleados por trabajo nocturno	7.880.502	0	0	0	0	7.880.502
401	04	10	00	Complemento a empleados por días feriados	927.501	0	0	0	0	927.501
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	2.165.359	0	0	0	0	2.165.359
401	04	20	00	Complemento a obreros por días feriados	1.425.413	0	0	0	0	1.425.413
401	04	96	00	Otros complementos a empleados	2.130.786	0	0	0	0	2.130.786
401	04	97	00	Otros complementos a obreros	3.455.335	0	0	0	0	3.455.335
401	04	98	00	Otros complementos al personal contratado	4.906.297	0	0	0	0	4.906.297
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	33.463.976	0	0	0	0	33.463.976

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127910 540237000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: ATENDER EN CONSULTAS DE ATENCIÓN INTEGRAL EN SALUD A UNA POBLACIÓN DE 192.874 HABITANTES Y REALIZAR ACTIVIDADES DE SANEAMIENTO AMBIENTAL EN ZONAS AFECTADAS POR MALARIA Y DENGUE, E INSPECCIONES SOCIO-AMBIENTALES.

UNIDAD DE MEDIDA: CONSULTA **META:** 360.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	01	00	Aguinaldos a empleados	10.736.939	0	0	0	0	10.736.939
401	05	03	00	Bono vacacional a empleados	6.370.478	0	0	0	0	6.370.478
401	05	04	00	Aguinaldos a obreros	10.320.637	0	0	0	0	10.320.637
401	05	06	00	Bono vacacional a obreros	6.035.922	0	0	0	0	6.035.922
401	06	00	00	Aportes patronales y legales	7.471.367	0	0	0	0	7.471.367
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.552.902	0	0	0	0	1.552.902
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.121.235	0	0	0	0	1.121.235
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	805.799	0	0	0	0	805.799
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	835.816	0	0	0	0	835.816
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.543.075	0	0	0	0	1.543.075
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	863.861	0	0	0	0	863.861
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	748.679	0	0	0	0	748.679
401	07	00	00	Asistencia socio-económica	8.866.618	0	0	0	0	8.866.618
401	07	02	00	Becas a empleados	301.500	0	0	0	0	301.500
401	07	03	00	Ayudas por matrimonio a empleados	9.000	0	0	0	0	9.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	9.000	0	0	0	0	9.000
401	07	05	00	Ayudas por defunción a empleados	12.000	0	0	0	0	12.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.368.977	0	0	0	0	1.368.977
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	73.226	0	0	0	0	73.226
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	77.550	0	0	0	0	77.550
401	07	10	00	Dotación de uniformes a empleados	1.539.000	0	0	0	0	1.539.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	89.400	0	0	0	0	89.400
401	07	18	00	Becas a obreros	618.000	0	0	0	0	618.000
401	07	19	00	Ayudas por matrimonio de obreros	21.000	0	0	0	0	21.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	157.000	0	0	0	0	157.000
401	07	21	00	Ayudas por defunción a obreros	24.000	0	0	0	0	24.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.854.000	0	0	0	0	1.854.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	39.965	0	0	0	0	39.965
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	189.000	0	0	0	0	189.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127910 540237000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: ATENDER EN CONSULTAS DE ATENCIÓN INTEGRAL EN SALUD A UNA POBLACIÓN DE 192.874 HABITANTES Y REALIZAR ACTIVIDADES DE SANEAMIENTO AMBIENTAL EN ZONAS AFECTADAS POR MALARIA Y DENGUE, E INSPECCIONES SOCIO-AMBIENTALES.

UNIDAD DE MEDIDA: CONSULTA **META:** 360.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	26	00	Dotación de uniformes a obreros	1.896.000	0	0	0	0	1.896.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	138.000	0	0	0	0	138.000
401	07	96	00	Otras subvenciones a empleados	220.000	0	0	0	0	220.000
401	07	97	00	Otras subvenciones a obreros	230.000	0	0	0	0	230.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**39.605.212**	**0**	**0**	**0**	**0**	**39.605.212**
402	01	00	00	Productos alimenticios y agropecuarios	2.508.000	0	0	0	0	2.508.000
402	01	01	00	Alimentos y bebidas para personas	2.508.000	0	0	0	0	2.508.000
402	03	00	00	Textiles y vestuarios	63.000	0	0	0	0	63.000
402	03	01	00	Textiles	46.000	0	0	0	0	46.000
402	03	02	00	Prendas de vestir	17.000	0	0	0	0	17.000
402	04	00	00	Productos de cuero y caucho	174.000	0	0	0	0	174.000
402	04	03	00	Cauchos y tripas para vehículos	174.000	0	0	0	0	174.000
402	05	00	00	Productos de papel, cartón e impresos	1.527.000	0	0	0	0	1.527.000
402	05	01	00	Pulpa de madera, papel y cartón	22.000	0	0	0	0	22.000
402	05	02	00	Envases y cajas de papel y cartón	6.000	0	0	0	0	6.000
402	05	03	00	Productos de papel y cartón para oficina	1.418.000	0	0	0	0	1.418.000
402	05	06	00	Productos de papel y cartón para computación	36.000	0	0	0	0	36.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	22.000	0	0	0	0	22.000
402	05	99	00	Otros productos de pulpa, papel y cartón	23.000	0	0	0	0	23.000
402	06	00	00	Productos químicos y derivados	15.906.068	0	0	0	0	15.906.068
402	06	02	00	Abonos, plaguicidas y otros	23.000	0	0	0	0	23.000
402	06	03	00	Tintas, pinturas y colorantes	38.000	0	0	0	0	38.000
402	06	04	00	Productos farmacéuticos y medicamentos	11.629.068	0	0	0	0	11.629.068
402	06	05	00	Productos de tocador	19.000	0	0	0	0	19.000
402	06	06	00	Combustibles y lubricantes	400.000	0	0	0	0	400.000
402	06	08	00	Productos plásticos	434.000	0	0	0	0	434.000
402	06	99	00	Otros productos de la industria química y conexos	3.363.000	0	0	0	0	3.363.000
402	08	00	00	Productos metálicos	169.000	0	0	0	0	169.000
402	08	01	00	Productos primarios de hierro y acero	16.000	0	0	0	0	16.000
402	08	02	00	Productos de metales no ferrosos	7.000	0	0	0	0	7.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127910 540237000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: ATENDER EN CONSULTAS DE ATENCIÓN INTEGRAL EN SALUD A UNA POBLACIÓN DE 192.874 HABITANTES Y REALIZAR ACTIVIDADES DE SANEAMIENTO AMBIENTAL EN ZONAS AFECTADAS POR MALARIA Y DENGUE, E INSPECCIONES SOCIO-AMBIENTALES.

UNIDAD DE MEDIDA: CONSULTA **META:** 360.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	33.000	0	0	0	0	33.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	67.000	0	0	0	0	67.000
402	08	10	00	Repuestos y accesorios para otros equipos	29.000	0	0	0	0	29.000
402	08	99	00	Otros productos metálicos	17.000	0	0	0	0	17.000
402	09	00	00	Productos de madera	9.000	0	0	0	0	9.000
402	09	01	00	Productos primarios de madera	9.000	0	0	0	0	9.000
402	10	00	00	Productos varios y útiles diversos	19.210.144	0	0	0	0	19.210.144
402	10	02	00	Materiales y útiles de limpieza y aseo	1.144.600	0	0	0	0	1.144.600
402	10	03	00	Utensilios de cocina y comedor	23.000	0	0	0	0	23.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	17.218.544	0	0	0	0	17.218.544
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	143.000	0	0	0	0	143.000
402	10	06	00	Condecoraciones, ofrendas y similares	28.000	0	0	0	0	28.000
402	10	07	00	Productos de seguridad en el trabajo	56.000	0	0	0	0	56.000
402	10	08	00	Materiales para equipos de computación	414.000	0	0	0	0	414.000
402	10	11	00	Materiales eléctricos	78.000	0	0	0	0	78.000
402	10	12	00	Materiales para instalaciones sanitarias	41.000	0	0	0	0	41.000
402	10	99	00	Otros productos y útiles diversos	64.000	0	0	0	0	64.000
402	99	00	00	Otros materiales y suministros	39.000	0	0	0	0	39.000
402	99	01	00	Otros materiales y suministros	39.000	0	0	0	0	39.000
403	**00**	**00**	**00**	**Servicios no personales**	**6.578.674**	**0**	**0**	**0**	**0**	**6.578.674**
403	09	00	00	Viáticos y pasajes	1.149.197	0	0	0	0	1.149.197
403	09	01	00	Viáticos y pasajes dentro del país	1.149.197	0	0	0	0	1.149.197
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	595.000	0	0	0	0	595.000
403	10	10	00	Servicios de vigilancia	595.000	0	0	0	0	595.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	482.000	0	0	0	0	482.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	452.000	0	0	0	0	452.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	16.000	0	0	0	0	16.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	14.000	0	0	0	0	14.000
403	18	00	00	Impuestos indirectos	4.211.477	0	0	0	0	4.211.477

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127910 540237000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: ATENDER EN CONSULTAS DE ATENCIÓN INTEGRAL EN SALUD A UNA POBLACIÓN DE 192.874 HABITANTES Y REALIZAR ACTIVIDADES DE SANEAMIENTO AMBIENTAL EN ZONAS AFECTADAS POR MALARIA Y DENGUE, E INSPECCIONES SOCIO-AMBIENTALES.

UNIDAD DE MEDIDA: CONSULTA **META:** 360.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	4.211.477	0	0	0	0	4.211.477
403	99	00	00	Otros servicios no personales	141.000	0	0	0	0	141.000
403	99	01	00	Otros servicios no personales	141.000	0	0	0	0	141.000
404	**00**	**00**	**00**	**Activos reales**	**500.000**	**0**	**0**	**0**	**0**	**500.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	80.000	0	0	0	0	80.000
404	01	01	00	Repuestos mayores	80.000	0	0	0	0	80.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	30.000	0	0	0	0	30.000
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	50.000	0	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	420.000	0	0	0	0	420.000
404	09	01	00	Mobiliario y equipos de oficina	102.000	0	0	0	0	102.000
404	09	02	00	Equipos de computación	166.000	0	0	0	0	166.000
404	09	03	00	Mobiliario y equipos de alojamiento	152.000	0	0	0	0	152.000
				Totales	**237.552.888**	**0**	**0**	**0**	**0**	**237.552.888**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 54 - 211

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127910 540237000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: ATENDER EN CONSULTAS DE ATENCIÓN INTEGRAL EN SALUD A UNA POBLACIÓN DE 192.874 HABITANTES Y REALIZAR ACTIVIDADES DE SANEAMIENTO AMBIENTAL EN ZONAS AFECTADAS POR MALARIA Y DENGUE, E INSPECCIONES SOCIO-AMBIENTALES.

UNIDAD DE MEDIDA: CONSULTA **META:** 360.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127910 540237000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: ATENDER EN CONSULTAS DE ATENCIÓN INTEGRAL EN SALUD A UNA POBLACIÓN DE 192.874 HABITANTES Y REALIZAR ACTIVIDADES DE SANEAMIENTO AMBIENTAL EN ZONAS AFECTADAS POR MALARIA Y DENGUE, E INSPECCIONES SOCIO-AMBIENTALES.

UNIDAD DE MEDIDA: CONSULTA **META:** 360.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540237001 ATENCIÓN INTEGRAL EN SALUD A LA POBLACIÓN QUE ASISTE A LA RED COMUNAL DE ATENCIÓN EN SALUD.

UNIDAD DE MEDIDA: CONSULTA **META:** 240.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**10.576.696**	0	0	0	0	**10.576.696**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.784.847	0	0	0	0	3.784.847
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.228.040	0	0	0	0	2.228.040
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.556.807	0	0	0	0	1.556.807
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.476.378	0	0	0	0	1.476.378
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	778.428	0	0	0	0	778.428
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	697.950	0	0	0	0	697.950
401	03	00	00	Primas	1.724.286	0	0	0	0	1.724.286
401	03	02	00	Primas de transporte a empleados	61.200	0	0	0	0	61.200
401	03	04	00	Primas por hijos a empleados	34.200	0	0	0	0	34.200
401	03	08	00	Primas de profesionalización a empleados	402.303	0	0	0	0	402.303
401	03	09	00	Primas por antigüedad a empleados	295.071	0	0	0	0	295.071
401	03	17	00	Primas de transporte a obreros	59.400	0	0	0	0	59.400
401	03	19	00	Primas por hijos de obreros	67.500	0	0	0	0	67.500
401	03	21	00	Primas por antigüedad a obreros	109.966	0	0	0	0	109.966
401	03	22	00	Primas de profesionalización a obreros	54.841	0	0	0	0	54.841
401	03	97	00	Otras primas a empleados	509.305	0	0	0	0	509.305
401	03	98	00	Otras primas a obreros	130.500	0	0	0	0	130.500
401	04	00	00	Complementos de sueldos y salarios	937.324	0	0	0	0	937.324
401	04	02	00	Complemento a empleados por trabajo nocturno	253.106	0	0	0	0	253.106
401	04	10	00	Complemento a empleados por días feriados	31.342	0	0	0	0	31.342
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	192.000	0	0	0	0	192.000
401	04	20	00	Complemento a obreros por días feriados	87.566	0	0	0	0	87.566
401	04	96	00	Otros complementos a empleados	214.230	0	0	0	0	214.230
401	04	97	00	Otros complementos a obreros	159.080	0	0	0	0	159.080

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127910 540237000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: ATENDER EN CONSULTAS DE ATENCIÓN INTEGRAL EN SALUD A UNA POBLACIÓN DE 192.874 HABITANTES Y REALIZAR ACTIVIDADES DE SANEAMIENTO AMBIENTAL EN ZONAS AFECTADAS POR MALARIA Y DENGUE, E INSPECCIONES SOCIO-AMBIENTALES.

UNIDAD DE MEDIDA: CONSULTA **META:** 360.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540237001 ATENCIÓN INTEGRAL EN SALUD A LA POBLACIÓN QUE ASISTE A LA RED COMUNAL DE ATENCIÓN EN SALUD.

UNIDAD DE MEDIDA: CONSULTA **META:** 240.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.595.311	0	0	0	0	1.595.311
401	05	01	00	Aguinaldos a empleados	281.397	0	0	0	0	281.397
401	05	03	00	Bono vacacional a empleados	656.039	0	0	0	0	656.039
401	05	04	00	Aguinaldos a obreros	239.792	0	0	0	0	239.792
401	05	06	00	Bono vacacional a obreros	418.083	0	0	0	0	418.083
401	06	00	00	Aportes patronales y legales	513.934	0	0	0	0	513.934
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	145.706	0	0	0	0	145.706
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	66.841	0	0	0	0	66.841
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	72.853	0	0	0	0	72.853
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	72.854	0	0	0	0	72.854
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	62.272	0	0	0	0	62.272
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	62.272	0	0	0	0	62.272
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	31.136	0	0	0	0	31.136
401	07	00	00	Asistencia socio-económica	544.616	0	0	0	0	544.616
401	07	02	00	Becas a empleados	24.000	0	0	0	0	24.000
401	07	03	00	Ayudas por matrimonio a empleados	1.000	0	0	0	0	1.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.000	0	0	0	0	2.000
401	07	05	00	Ayudas por defunción a empleados	3.000	0	0	0	0	3.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	150.000	0	0	0	0	150.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	28.426	0	0	0	0	28.426
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	16.800	0	0	0	0	16.800
401	07	10	00	Dotación de uniformes a empleados	111.000	0	0	0	0	111.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	8.400	0	0	0	0	8.400
401	07	18	00	Becas a obreros	18.000	0	0	0	0	18.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127910 540237000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: ATENDER EN CONSULTAS DE ATENCIÓN INTEGRAL EN SALUD A UNA POBLACIÓN DE 192.874 HABITANTES Y REALIZAR ACTIVIDADES DE SANEAMIENTO AMBIENTAL EN ZONAS AFECTADAS POR MALARIA Y DENGUE, E INSPECCIONES SOCIO-AMBIENTALES.

UNIDAD DE MEDIDA: CONSULTA **META:** 360.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540237001 ATENCIÓN INTEGRAL EN SALUD A LA POBLACIÓN QUE ASISTE A LA RED COMUNAL DE ATENCIÓN EN SALUD.

UNIDAD DE MEDIDA: CONSULTA **META:** 240.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.000	0	0	0	0	2.000
401	07	21	00	Ayudas por defunción a obreros	3.000	0	0	0	0	3.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	54.000	0	0	0	0	54.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	990	0	0	0	0	990
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	9.000	0	0	0	0	9.000
401	07	26	00	Dotación de uniformes a obreros	99.000	0	0	0	0	99.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	3.000	0	0	0	0	3.000
401	07	96	00	Otras subvenciones a empleados	5.000	0	0	0	0	5.000
401	07	97	00	Otras subvenciones a obreros	5.000	0	0	0	0	5.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.198.747**	**0**	**0**	**0**	**0**	**7.198.747**
402	01	00	00	Productos alimenticios y agropecuarios	138.000	0	0	0	0	138.000
402	01	01	00	Alimentos y bebidas para personas	138.000	0	0	0	0	138.000
402	03	00	00	Textiles y vestuarios	12.000	0	0	0	0	12.000
402	03	01	00	Textiles	12.000	0	0	0	0	12.000
402	04	00	00	Productos de cuero y caucho	48.000	0	0	0	0	48.000
402	04	03	00	Cauchos y tripas para vehículos	48.000	0	0	0	0	48.000
402	05	00	00	Productos de papel, cartón e impresos	369.000	0	0	0	0	369.000
402	05	01	00	Pulpa de madera, papel y cartón	6.000	0	0	0	0	6.000
402	05	03	00	Productos de papel y cartón para oficina	348.000	0	0	0	0	348.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.000	0	0	0	0	7.000
402	05	99	00	Otros productos de pulpa, papel y cartón	8.000	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	2.200.447	0	0	0	0	2.200.447
402	06	02	00	Abonos, plaguicidas y otros	6.000	0	0	0	0	6.000
402	06	03	00	Tintas, pinturas y colorantes	14.000	0	0	0	0	14.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127910 540237000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: ATENDER EN CONSULTAS DE ATENCIÓN INTEGRAL EN SALUD A UNA POBLACIÓN DE 192.874 HABITANTES Y REALIZAR ACTIVIDADES DE SANEAMIENTO AMBIENTAL EN ZONAS AFECTADAS POR MALARIA Y DENGUE, E INSPECCIONES SOCIO-AMBIENTALES.

UNIDAD DE MEDIDA: CONSULTA **META:** 360.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540237001 ATENCIÓN INTEGRAL EN SALUD A LA POBLACIÓN QUE ASISTE A LA RED COMUNAL DE ATENCIÓN EN SALUD.

UNIDAD DE MEDIDA: CONSULTA **META:** 240.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	929.447	0	0	0	0	929.447
402	06	05	00	Productos de tocador	6.000	0	0	0	0	6.000
402	06	06	00	Combustibles y lubricantes	140.000	0	0	0	0	140.000
402	06	08	00	Productos plásticos	142.000	0	0	0	0	142.000
402	06	99	00	Otros productos de la industria química y conexos	963.000	0	0	0	0	963.000
402	08	00	00	Productos metálicos	39.000	0	0	0	0	39.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	12.000	0	0	0	0	12.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	18.000	0	0	0	0	18.000
402	08	10	00	Repuestos y accesorios para otros equipos	9.000	0	0	0	0	9.000
402	10	00	00	Productos varios y útiles diversos	4.392.300	0	0	0	0	4.392.300
402	10	02	00	Materiales y útiles de limpieza y aseo	266.000	0	0	0	0	266.000
402	10	03	00	Utensilios de cocina y comedor	8.000	0	0	0	0	8.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.868.300	0	0	0	0	3.868.300
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	48.000	0	0	0	0	48.000
402	10	06	00	Condecoraciones, ofrendas y similares	12.000	0	0	0	0	12.000
402	10	08	00	Materiales para equipos de computación	130.000	0	0	0	0	130.000
402	10	11	00	Materiales eléctricos	32.000	0	0	0	0	32.000
402	10	12	00	Materiales para instalaciones sanitarias	12.000	0	0	0	0	12.000
402	10	99	00	Otros productos y útiles diversos	16.000	0	0	0	0	16.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.180.937**	**0**	**0**	**0**	**0**	**1.180.937**
403	09	00	00	Viáticos y pasajes	346.297	0	0	0	0	346.297
403	09	01	00	Viáticos y pasajes dentro del país	346.297	0	0	0	0	346.297
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	36.000	0	0	0	0	36.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	36.000	0	0	0	0	36.000
403	18	00	00	Impuestos indirectos	766.640	0	0	0	0	766.640

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127910 540237000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: ATENDER EN CONSULTAS DE ATENCIÓN INTEGRAL EN SALUD A UNA POBLACIÓN DE 192.874 HABITANTES Y REALIZAR ACTIVIDADES DE SANEAMIENTO AMBIENTAL EN ZONAS AFECTADAS POR MALARIA Y DENGUE, E INSPECCIONES SOCIO-AMBIENTALES.

UNIDAD DE MEDIDA: CONSULTA **META:** 360.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540237001 ATENCIÓN INTEGRAL EN SALUD A LA POBLACIÓN QUE ASISTE A LA RED COMUNAL DE ATENCIÓN EN SALUD.

UNIDAD DE MEDIDA: CONSULTA **META:** 240.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	766.640	0	0	0	0	766.640
403	99	00	00	Otros servicios no personales	32.000	0	0	0	0	32.000
403	99	01	00	Otros servicios no personales	32.000	0	0	0	0	32.000
404	**00**	**00**	**00**	**Activos reales**	**98.000**	**0**	**0**	**0**	**0**	**98.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	98.000	0	0	0	0	98.000
404	09	01	00	Mobiliario y equipos de oficina	42.000	0	0	0	0	42.000
404	09	02	00	Equipos de computación	56.000	0	0	0	0	56.000
				Totales	**19.054.380**	**0**	**0**	**0**	**0**	**19.054.380**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127910 540237000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: ATENDER EN CONSULTAS DE ATENCIÓN INTEGRAL EN SALUD A UNA POBLACIÓN DE 192.874 HABITANTES Y REALIZAR ACTIVIDADES DE SANEAMIENTO AMBIENTAL EN ZONAS AFECTADAS POR MALARIA Y DENGUE, E INSPECCIONES SOCIO-AMBIENTALES.

UNIDAD DE MEDIDA: CONSULTA **META:** 360.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540237002 ATENCIÓN INTEGRAL EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ACUDE A LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 120.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**152.789.488**	0	0	0	0	**152.789.488**
401	01	00	00	Sueldos, salarios y otras retribuciones	51.266.089	0	0	0	0	51.266.089
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	31.292.857	0	0	0	0	31.292.857
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	19.973.232	0	0	0	0	19.973.232
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	19.322.212	0	0	0	0	19.322.212
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	9.320.149	0	0	0	0	9.320.149
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	10.002.063	0	0	0	0	10.002.063
401	03	00	00	Primas	24.910.647	0	0	0	0	24.910.647
401	03	02	00	Primas de transporte a empleados	532.800	0	0	0	0	532.800
401	03	04	00	Primas por hijos a empleados	272.480	0	0	0	0	272.480
401	03	08	00	Primas de profesionalización a empleados	8.580.599	0	0	0	0	8.580.599
401	03	09	00	Primas por antigüedad a empleados	2.897.573	0	0	0	0	2.897.573
401	03	17	00	Primas de transporte a obreros	508.800	0	0	0	0	508.800
401	03	19	00	Primas por hijos de obreros	504.000	0	0	0	0	504.000
401	03	21	00	Primas por antigüedad a obreros	876.483	0	0	0	0	876.483
401	03	22	00	Primas de profesionalización a obreros	147.879	0	0	0	0	147.879
401	03	40	00	Primas de profesionalización al personal contratado	4.906.297	0	0	0	0	4.906.297
401	03	97	00	Otras primas a empleados	4.488.936	0	0	0	0	4.488.936
401	03	98	00	Otras primas a obreros	1.194.800	0	0	0	0	1.194.800
401	04	00	00	Complementos de sueldos y salarios	20.551.269	0	0	0	0	20.551.269
401	04	02	00	Complemento a empleados por trabajo nocturno	7.627.396	0	0	0	0	7.627.396
401	04	10	00	Complemento a empleados por días feriados	896.159	0	0	0	0	896.159
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.753.600	0	0	0	0	1.753.600
401	04	20	00	Complemento a obreros por días feriados	968.607	0	0	0	0	968.607
401	04	96	00	Otros complementos a empleados	1.916.556	0	0	0	0	1.916.556

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127910 540237000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: ATENDER EN CONSULTAS DE ATENCIÓN INTEGRAL EN SALUD A UNA POBLACIÓN DE 192.874 HABITANTES Y REALIZAR ACTIVIDADES DE SANEAMIENTO AMBIENTAL EN ZONAS AFECTADAS POR MALARIA Y DENGUE, E INSPECCIONES SOCIO-AMBIENTALES.

UNIDAD DE MEDIDA: CONSULTA **META:** 360.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540237002 ATENCIÓN INTEGRAL EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ACUDE A LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 120.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	97	00	Otros complementos a obreros	2.482.654	0	0	0	0	2.482.654
401	04	98	00	Otros complementos al personal contratado	4.906.297	0	0	0	0	4.906.297
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	25.418.147	0	0	0	0	25.418.147
401	05	01	00	Aguinaldos a empleados	9.857.832	0	0	0	0	9.857.832
401	05	03	00	Bono vacacional a empleados	5.204.926	0	0	0	0	5.204.926
401	05	04	00	Aguinaldos a obreros	7.000.060	0	0	0	0	7.000.060
401	05	06	00	Bono vacacional a obreros	3.355.329	0	0	0	0	3.355.329
401	06	00	00	Aportes patronales y legales	5.398.887	0	0	0	0	5.398.887
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.287.129	0	0	0	0	1.287.129
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	964.343	0	0	0	0	964.343
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	642.895	0	0	0	0	642.895
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	642.895	0	0	0	0	642.895
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	930.813	0	0	0	0	930.813
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	465.406	0	0	0	0	465.406
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	465.406	0	0	0	0	465.406
401	07	00	00	Asistencia socio-económica	5.922.237	0	0	0	0	5.922.237
401	07	02	00	Becas a empleados	262.500	0	0	0	0	262.500
401	07	03	00	Ayudas por matrimonio a empleados	5.000	0	0	0	0	5.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	5.000	0	0	0	0	5.000
401	07	05	00	Ayudas por defunción a empleados	6.000	0	0	0	0	6.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	738.977	0	0	0	0	738.977
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	18.940	0	0	0	0	18.940
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	60.000	0	0	0	0	60.000
401	07	10	00	Dotación de uniformes a empleados	1.332.000	0	0	0	0	1.332.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127910 540237000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: ATENDER EN CONSULTAS DE ATENCIÓN INTEGRAL EN SALUD A UNA POBLACIÓN DE 192.874 HABITANTES Y REALIZAR ACTIVIDADES DE SANEAMIENTO AMBIENTAL EN ZONAS AFECTADAS POR MALARIA Y DENGUE, E INSPECCIONES SOCIO-AMBIENTALES.

UNIDAD DE MEDIDA: CONSULTA **META:** 360.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540237002 ATENCIÓN INTEGRAL EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ACUDE A LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 120.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	75.000	0	0	0	0	75.000
401	07	18	00	Becas a obreros	375.000	0	0	0	0	375.000
401	07	19	00	Ayudas por matrimonio de obreros	15.000	0	0	0	0	15.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	150.000	0	0	0	0	150.000
401	07	21	00	Ayudas por defunción a obreros	15.000	0	0	0	0	15.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	960.000	0	0	0	0	960.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	36.820	0	0	0	0	36.820
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	105.000	0	0	0	0	105.000
401	07	26	00	Dotación de uniformes a obreros	1.272.000	0	0	0	0	1.272.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	90.000	0	0	0	0	90.000
401	07	96	00	Otras subvenciones a empleados	200.000	0	0	0	0	200.000
401	07	97	00	Otras subvenciones a obreros	200.000	0	0	0	0	200.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**26.393.477**	**0**	**0**	**0**	**0**	**26.393.477**
402	01	00	00	Productos alimenticios y agropecuarios	2.210.000	0	0	0	0	2.210.000
402	01	01	00	Alimentos y bebidas para personas	2.210.000	0	0	0	0	2.210.000
402	03	00	00	Textiles y vestuarios	31.000	0	0	0	0	31.000
402	03	01	00	Textiles	22.000	0	0	0	0	22.000
402	03	02	00	Prendas de vestir	9.000	0	0	0	0	9.000
402	04	00	00	Productos de cuero y caucho	80.000	0	0	0	0	80.000
402	04	03	00	Cauchos y tripas para vehículos	80.000	0	0	0	0	80.000
402	05	00	00	Productos de papel, cartón e impresos	748.000	0	0	0	0	748.000
402	05	01	00	Pulpa de madera, papel y cartón	10.000	0	0	0	0	10.000
402	05	02	00	Envases y cajas de papel y cartón	6.000	0	0	0	0	6.000
402	05	03	00	Productos de papel y cartón para oficina	690.000	0	0	0	0	690.000
402	05	06	00	Productos de papel y cartón para computación	24.000	0	0	0	0	24.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127910 540237000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: ATENDER EN CONSULTAS DE ATENCIÓN INTEGRAL EN SALUD A UNA POBLACIÓN DE 192.874 HABITANTES Y REALIZAR ACTIVIDADES DE SANEAMIENTO AMBIENTAL EN ZONAS AFECTADAS POR MALARIA Y DENGUE, E INSPECCIONES SOCIO-AMBIENTALES.

UNIDAD DE MEDIDA: CONSULTA **META:** 360.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540237002 ATENCIÓN INTEGRAL EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ACUDE A LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 120.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	9.000	0	0	0	0	9.000
402	05	99	00	Otros productos de pulpa, papel y cartón	9.000	0	0	0	0	9.000
402	06	00	00	Productos químicos y derivados	11.255.715	0	0	0	0	11.255.715
402	06	02	00	Abonos, plaguicidas y otros	8.000	0	0	0	0	8.000
402	06	03	00	Tintas, pinturas y colorantes	12.000	0	0	0	0	12.000
402	06	04	00	Productos farmacéuticos y medicamentos	9.369.715	0	0	0	0	9.369.715
402	06	05	00	Productos de tocador	6.000	0	0	0	0	6.000
402	06	06	00	Combustibles y lubricantes	170.000	0	0	0	0	170.000
402	06	08	00	Productos plásticos	180.000	0	0	0	0	180.000
402	06	99	00	Otros productos de la industria química y conexos	1.510.000	0	0	0	0	1.510.000
402	08	00	00	Productos metálicos	73.000	0	0	0	0	73.000
402	08	01	00	Productos primarios de hierro y acero	9.000	0	0	0	0	9.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	12.000	0	0	0	0	12.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	29.000	0	0	0	0	29.000
402	08	10	00	Repuestos y accesorios para otros equipos	12.000	0	0	0	0	12.000
402	08	99	00	Otros productos metálicos	11.000	0	0	0	0	11.000
402	09	00	00	Productos de madera	9.000	0	0	0	0	9.000
402	09	01	00	Productos primarios de madera	9.000	0	0	0	0	9.000
402	10	00	00	Productos varios y útiles diversos	11.965.762	0	0	0	0	11.965.762
402	10	02	00	Materiales y útiles de limpieza y aseo	568.000	0	0	0	0	568.000
402	10	03	00	Utensilios de cocina y comedor	8.000	0	0	0	0	8.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	11.017.762	0	0	0	0	11.017.762
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	49.000	0	0	0	0	49.000
402	10	06	00	Condecoraciones, ofrendas y similares	16.000	0	0	0	0	16.000
402	10	07	00	Productos de seguridad en el trabajo	38.000	0	0	0	0	38.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127910 540237000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: ATENDER EN CONSULTAS DE ATENCIÓN INTEGRAL EN SALUD A UNA POBLACIÓN DE 192.874 HABITANTES Y REALIZAR ACTIVIDADES DE SANEAMIENTO AMBIENTAL EN ZONAS AFECTADAS POR MALARIA Y DENGUE, E INSPECCIONES SOCIO-AMBIENTALES.

UNIDAD DE MEDIDA: CONSULTA **META:** 360.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 540237002 ATENCIÓN INTEGRAL EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ACUDE A LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 120.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	08	00	Materiales para equipos de computación	190.000	0	0	0	0	190.000
402	10	11	00	Materiales eléctricos	32.000	0	0	0	0	32.000
402	10	12	00	Materiales para instalaciones sanitarias	18.000	0	0	0	0	18.000
402	10	99	00	Otros productos y útiles diversos	29.000	0	0	0	0	29.000
402	99	00	00	Otros materiales y suministros	21.000	0	0	0	0	21.000
402	99	01	00	Otros materiales y suministros	21.000	0	0	0	0	21.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.457.989**	**0**	**0**	**0**	**0**	**4.457.989**
403	09	00	00	Viáticos y pasajes	490.000	0	0	0	0	490.000
403	09	01	00	Viáticos y pasajes dentro del país	490.000	0	0	0	0	490.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	595.000	0	0	0	0	595.000
403	10	10	00	Servicios de vigilancia	595.000	0	0	0	0	595.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	420.000	0	0	0	0	420.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	390.000	0	0	0	0	390.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	16.000	0	0	0	0	16.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	14.000	0	0	0	0	14.000
403	18	00	00	Impuestos indirectos	2.882.989	0	0	0	0	2.882.989
403	18	01	00	Impuesto al valor agregado	2.882.989	0	0	0	0	2.882.989
403	99	00	00	Otros servicios no personales	70.000	0	0	0	0	70.000
403	99	01	00	Otros servicios no personales	70.000	0	0	0	0	70.000
404	**00**	**00**	**00**	**Activos reales**	**290.000**	**0**	**0**	**0**	**0**	**290.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	80.000	0	0	0	0	80.000
404	01	01	00	Repuestos mayores	80.000	0	0	0	0	80.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	30.000	0	0	0	0	30.000
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	50.000	0	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	210.000	0	0	0	0	210.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127910 540237000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: ATENDER EN CONSULTAS DE ATENCIÓN INTEGRAL EN SALUD A UNA POBLACIÓN DE 192.874 HABITANTES Y REALIZAR ACTIVIDADES DE SANEAMIENTO AMBIENTAL EN ZONAS AFECTADAS POR MALARIA Y DENGUE, E INSPECCIONES SOCIO-AMBIENTALES.

UNIDAD DE MEDIDA: CONSULTA **META:** 360.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540237002 ATENCIÓN INTEGRAL EN SALUD ESPECIALIZADA A LA POBLACIÓN QUE ACUDE A LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 120.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	60.000	0	0	0	0	60.000
404	09	02	00	Equipos de computación	110.000	0	0	0	0	110.000
404	09	03	00	Mobiliario y equipos de alojamiento	40.000	0	0	0	0	40.000
				Totales	**183.930.954**	**0**	**0**	**0**	**0**	**183.930.954**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127910 540237000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: ATENDER EN CONSULTAS DE ATENCIÓN INTEGRAL EN SALUD A UNA POBLACIÓN DE 192.874 HABITANTES Y REALIZAR ACTIVIDADES DE SANEAMIENTO AMBIENTAL EN ZONAS AFECTADAS POR MALARIA Y DENGUE, E INSPECCIONES SOCIO-AMBIENTALES.

UNIDAD DE MEDIDA: CONSULTA **META:** 360.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540237003 REALIZACIÓN DE ACTIVIDADES DE SANEAMIENTO AMBIENTAL EN ÁREAS AFECTADAS POR MALARIA Y DENGUE.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 480.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**27.502.818**	0	0	0	0	**27.502.818**
401	01	00	00	Sueldos, salarios y otras retribuciones	10.045.430	0	0	0	0	10.045.430
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.640.847	0	0	0	0	1.640.847
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	8.404.583	0	0	0	0	8.404.583
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.594.318	0	0	0	0	2.594.318
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	768.226	0	0	0	0	768.226
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.826.092	0	0	0	0	1.826.092
401	03	00	00	Primas	3.051.641	0	0	0	0	3.051.641
401	03	01	00	Primas por mérito a empleados	9.443	0	0	0	0	9.443
401	03	02	00	Primas de transporte a empleados	57.600	0	0	0	0	57.600
401	03	04	00	Primas por hijos a empleados	21.600	0	0	0	0	21.600
401	03	08	00	Primas de profesionalización a empleados	256.655	0	0	0	0	256.655
401	03	09	00	Primas por antigüedad a empleados	276.324	0	0	0	0	276.324
401	03	17	00	Primas de transporte a obreros	311.400	0	0	0	0	311.400
401	03	19	00	Primas por hijos de obreros	239.400	0	0	0	0	239.400
401	03	21	00	Primas por antigüedad a obreros	768.714	0	0	0	0	768.714
401	03	22	00	Primas de profesionalización a obreros	176.442	0	0	0	0	176.442
401	03	97	00	Otras primas a empleados	229.696	0	0	0	0	229.696
401	03	98	00	Otras primas a obreros	704.367	0	0	0	0	704.367
401	04	00	00	Complementos de sueldos y salarios	1.402.600	0	0	0	0	1.402.600
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	219.759	0	0	0	0	219.759
401	04	20	00	Complemento a obreros por días feriados	369.240	0	0	0	0	369.240
401	04	97	00	Otros complementos a obreros	813.601	0	0	0	0	813.601
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	6.450.518	0	0	0	0	6.450.518
401	05	01	00	Aguinaldos a empleados	597.710	0	0	0	0	597.710

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127910 540237000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: ATENDER EN CONSULTAS DE ATENCIÓN INTEGRAL EN SALUD A UNA POBLACIÓN DE 192.874 HABITANTES Y REALIZAR ACTIVIDADES DE SANEAMIENTO AMBIENTAL EN ZONAS AFECTADAS POR MALARIA Y DENGUE, E INSPECCIONES SOCIO-AMBIENTALES.

UNIDAD DE MEDIDA: CONSULTA **META:** 360.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540237003 REALIZACIÓN DE ACTIVIDADES DE SANEAMIENTO AMBIENTAL EN ÁREAS AFECTADAS POR MALARIA Y DENGUE.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 480.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	03	00	Bono vacacional a empleados	509.513	0	0	0	0	509.513
401	05	04	00	Aguinaldos a obreros	3.080.785	0	0	0	0	3.080.785
401	05	06	00	Bono vacacional a obreros	2.262.510	0	0	0	0	2.262.510
401	06	00	00	Aportes patronales y legales	1.558.546	0	0	0	0	1.558.546
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	120.067	0	0	0	0	120.067
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	90.051	0	0	0	0	90.051
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	90.051	0	0	0	0	90.051
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	120.067	0	0	0	0	120.067
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	549.990	0	0	0	0	549.990
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	336.183	0	0	0	0	336.183
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	252.137	0	0	0	0	252.137
401	07	00	00	Asistencia socio-económica	2.399.765	0	0	0	0	2.399.765
401	07	02	00	Becas a empleados	15.000	0	0	0	0	15.000
401	07	03	00	Ayudas por matrimonio a empleados	3.000	0	0	0	0	3.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.000	0	0	0	0	2.000
401	07	05	00	Ayudas por defunción a empleados	3.000	0	0	0	0	3.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	480.000	0	0	0	0	480.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	25.860	0	0	0	0	25.860
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	750	0	0	0	0	750
401	07	10	00	Dotación de uniformes a empleados	96.000	0	0	0	0	96.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	6.000	0	0	0	0	6.000
401	07	18	00	Becas a obreros	225.000	0	0	0	0	225.000
401	07	19	00	Ayudas por matrimonio de obreros	5.000	0	0	0	0	5.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	5.000	0	0	0	0	5.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127910 540237000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: ATENDER EN CONSULTAS DE ATENCIÓN INTEGRAL EN SALUD A UNA POBLACIÓN DE 192.874 HABITANTES Y REALIZAR ACTIVIDADES DE SANEAMIENTO AMBIENTAL EN ZONAS AFECTADAS POR MALARIA Y DENGUE, E INSPECCIONES SOCIO-AMBIENTALES.

UNIDAD DE MEDIDA: CONSULTA **META:** 360.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540237003 REALIZACIÓN DE ACTIVIDADES DE SANEAMIENTO AMBIENTAL EN ÁREAS AFECTADAS POR MALARIA Y DENGUE.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 480.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	21	00	Ayudas por defunción a obreros	6.000	0	0	0	0	6.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	840.000	0	0	0	0	840.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.155	0	0	0	0	2.155
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	75.000	0	0	0	0	75.000
401	07	26	00	Dotación de uniformes a obreros	525.000	0	0	0	0	525.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	45.000	0	0	0	0	45.000
401	07	96	00	Otras subvenciones a empleados	15.000	0	0	0	0	15.000
401	07	97	00	Otras subvenciones a obreros	25.000	0	0	0	0	25.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.012.988**	**0**	**0**	**0**	**0**	**6.012.988**
402	01	00	00	Productos alimenticios y agropecuarios	160.000	0	0	0	0	160.000
402	01	01	00	Alimentos y bebidas para personas	160.000	0	0	0	0	160.000
402	03	00	00	Textiles y vestuarios	20.000	0	0	0	0	20.000
402	03	01	00	Textiles	12.000	0	0	0	0	12.000
402	03	02	00	Prendas de vestir	8.000	0	0	0	0	8.000
402	04	00	00	Productos de cuero y caucho	46.000	0	0	0	0	46.000
402	04	03	00	Cauchos y tripas para vehículos	46.000	0	0	0	0	46.000
402	05	00	00	Productos de papel, cartón e impresos	410.000	0	0	0	0	410.000
402	05	01	00	Pulpa de madera, papel y cartón	6.000	0	0	0	0	6.000
402	05	03	00	Productos de papel y cartón para oficina	380.000	0	0	0	0	380.000
402	05	06	00	Productos de papel y cartón para computación	12.000	0	0	0	0	12.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.000	0	0	0	0	6.000
402	05	99	00	Otros productos de pulpa, papel y cartón	6.000	0	0	0	0	6.000
402	06	00	00	Productos químicos y derivados	2.449.906	0	0	0	0	2.449.906
402	06	02	00	Abonos, plaguicidas y otros	9.000	0	0	0	0	9.000
402	06	03	00	Tintas, pinturas y colorantes	12.000	0	0	0	0	12.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127910 540237000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: ATENDER EN CONSULTAS DE ATENCIÓN INTEGRAL EN SALUD A UNA POBLACIÓN DE 192.874 HABITANTES Y REALIZAR ACTIVIDADES DE SANEAMIENTO AMBIENTAL EN ZONAS AFECTADAS POR MALARIA Y DENGUE, E INSPECCIONES SOCIO-AMBIENTALES.

UNIDAD DE MEDIDA: CONSULTA **META:** 360.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540237003 REALIZACIÓN DE ACTIVIDADES DE SANEAMIENTO AMBIENTAL EN ÁREAS AFECTADAS POR MALARIA Y DENGUE.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 480.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	1.329.906	0	0	0	0	1.329.906
402	06	05	00	Productos de tocador	7.000	0	0	0	0	7.000
402	06	06	00	Combustibles y lubricantes	90.000	0	0	0	0	90.000
402	06	08	00	Productos plásticos	112.000	0	0	0	0	112.000
402	06	99	00	Otros productos de la industria química y conexos	890.000	0	0	0	0	890.000
402	08	00	00	Productos metálicos	57.000	0	0	0	0	57.000
402	08	01	00	Productos primarios de hierro y acero	7.000	0	0	0	0	7.000
402	08	02	00	Productos de metales no ferrosos	7.000	0	0	0	0	7.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	9.000	0	0	0	0	9.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	20.000	0	0	0	0	20.000
402	08	10	00	Repuestos y accesorios para otros equipos	8.000	0	0	0	0	8.000
402	08	99	00	Otros productos metálicos	6.000	0	0	0	0	6.000
402	10	00	00	Productos varios y útiles diversos	2.852.082	0	0	0	0	2.852.082
402	10	02	00	Materiales y útiles de limpieza y aseo	310.600	0	0	0	0	310.600
402	10	03	00	Utensilios de cocina y comedor	7.000	0	0	0	0	7.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.332.482	0	0	0	0	2.332.482
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	46.000	0	0	0	0	46.000
402	10	07	00	Productos de seguridad en el trabajo	18.000	0	0	0	0	18.000
402	10	08	00	Materiales para equipos de computación	94.000	0	0	0	0	94.000
402	10	11	00	Materiales eléctricos	14.000	0	0	0	0	14.000
402	10	12	00	Materiales para instalaciones sanitarias	11.000	0	0	0	0	11.000
402	10	99	00	Otros productos y útiles diversos	19.000	0	0	0	0	19.000
402	99	00	00	Otros materiales y suministros	18.000	0	0	0	0	18.000
402	99	01	00	Otros materiales y suministros	18.000	0	0	0	0	18.000
403	**00**	**00**	**00**	**Servicios no personales**	**939.748**	**0**	**0**	**0**	**0**	**939.748**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127910 540237000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO DELTA AMACURO.

OBJETIVO DEL PROYECTO: ATENDER EN CONSULTAS DE ATENCIÓN INTEGRAL EN SALUD A UNA POBLACIÓN DE 192.874 HABITANTES Y REALIZAR ACTIVIDADES DE SANEAMIENTO AMBIENTAL EN ZONAS AFECTADAS POR MALARIA Y DENGUE, E INSPECCIONES SOCIO-AMBIENTALES.

UNIDAD DE MEDIDA: CONSULTA **META:** 360.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540237003 REALIZACIÓN DE ACTIVIDADES DE SANEAMIENTO AMBIENTAL EN ÁREAS AFECTADAS POR MALARIA Y DENGUE.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 480.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	00	00	Viáticos y pasajes	312.900	0	0	0	0	312.900
403	09	01	00	Viáticos y pasajes dentro del país	312.900	0	0	0	0	312.900
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	26.000	0	0	0	0	26.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	26.000	0	0	0	0	26.000
403	18	00	00	Impuestos indirectos	561.848	0	0	0	0	561.848
403	18	01	00	Impuesto al valor agregado	561.848	0	0	0	0	561.848
403	99	00	00	Otros servicios no personales	39.000	0	0	0	0	39.000
403	99	01	00	Otros servicios no personales	39.000	0	0	0	0	39.000
404	**00**	**00**	**00**	**Activos reales**	**112.000**	**0**	**0**	**0**	**0**	**112.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	112.000	0	0	0	0	112.000
404	09	03	00	Mobiliario y equipos de alojamiento	112.000	0	0	0	0	112.000
				Totales	**34.567.554**	**0**	**0**	**0**	**0**	**34.567.554**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127918 540238000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO AMAZONAS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS DE LA RED ASISTENCIAL PARA BENEFICIAR A LA POBLACIÓN DEL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA

META: 433.491

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**148.890.868**	**0**	**0**	**0**	**0**	**148.890.868**
401	01	00	00	Sueldos, salarios y otras retribuciones	49.853.333	0	0	0	0	49.853.333
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	18.888.553	0	0	0	0	18.888.553
401	01	03	00	Suplencias a empleados	1.983.890	0	0	0	0	1.983.890
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	18.273.630	0	0	0	0	18.273.630
401	01	12	00	Salarios a obreros en puestos no permanentes	3.400.960	0	0	0	0	3.400.960
401	01	13	00	Suplencias a obreros	2.315.275	0	0	0	0	2.315.275
401	01	18	00	Remuneraciones al personal contratado	4.991.025	0	0	0	0	4.991.025
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	4.991.025	0	0	0	0	4.991.025
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	9.799.300	0	0	0	0	9.799.300
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.132.895	0	0	0	0	5.132.895
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	4.666.405	0	0	0	0	4.666.405
401	03	00	00	Primas	52.069.283	0	0	0	0	52.069.283
401	03	02	00	Primas de transporte a empleados	475.400	0	0	0	0	475.400
401	03	04	00	Primas por hijos a empleados	271.500	0	0	0	0	271.500
401	03	08	00	Primas de profesionalización a empleados	8.236.815	0	0	0	0	8.236.815
401	03	09	00	Primas por antigüedad a empleados	2.675.565	0	0	0	0	2.675.565
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	367.270	0	0	0	0	367.270
401	03	17	00	Primas de transporte a obreros	665.600	0	0	0	0	665.600
401	03	19	00	Primas por hijos de obreros	426.750	0	0	0	0	426.750
401	03	21	00	Primas por antigüedad a obreros	2.552.671	0	0	0	0	2.552.671
401	03	22	00	Primas de profesionalización a obreros	903.287	0	0	0	0	903.287
401	03	37	00	Primas de transporte al personal contratado	187.800	0	0	0	0	187.800
401	03	39	00	Primas por hijos al personal contratado	91.850	0	0	0	0	91.850
401	03	40	00	Primas de profesionalización al personal contratado	5.116.335	0	0	0	0	5.116.335
401	03	41	00	Primas por antigüedad al personal contratado	490.391	0	0	0	0	490.391
401	03	96	00	Otras primas al personal contratado	3.149.995	0	0	0	0	3.149.995
401	03	97	00	Otras primas a empleados	17.062.559	0	0	0	0	17.062.559
401	03	98	00	Otras primas a obreros	9.395.495	0	0	0	0	9.395.495

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127918 540238000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO AMAZONAS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS DE LA RED ASISTENCIAL PARA BENEFICIAR A LA POBLACIÓN DEL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 433.491

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	00	00	Complementos de sueldos y salarios	22.562.277	0	0	0	0	22.562.277
401	04	02	00	Complemento a empleados por trabajo nocturno	8.149.353	0	0	0	0	8.149.353
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	3.586.833	0	0	0	0	3.586.833
401	04	16	00	Complemento a obreros por gastos de alimentación	1.872	0	0	0	0	1.872
401	04	96	00	Otros complementos a empleados	3.525.530	0	0	0	0	3.525.530
401	04	97	00	Otros complementos a obreros	2.011.760	0	0	0	0	2.011.760
401	04	98	00	Otros complementos al personal contratado	5.286.929	0	0	0	0	5.286.929
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	11.971.752	0	0	0	0	11.971.752
401	05	01	00	Aguinaldos a empleados	100.000	0	0	0	0	100.000
401	05	03	00	Bono vacacional a empleados	5.333.752	0	0	0	0	5.333.752
401	05	04	00	Aguinaldos a obreros	100.000	0	0	0	0	100.000
401	05	06	00	Bono vacacional a obreros	4.198.000	0	0	0	0	4.198.000
401	05	07	00	Aguinaldos al personal contratado	50.000	0	0	0	0	50.000
401	05	08	00	Bono vacacional al personal contratado	2.190.000	0	0	0	0	2.190.000
401	06	00	00	Aportes patronales y legales	2.466.323	0	0	0	0	2.466.323
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	659.946	0	0	0	0	659.946
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	219.984	0	0	0	0	219.984
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	146.657	0	0	0	0	146.657
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	146.657	0	0	0	0	146.657
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	790.419	0	0	0	0	790.419
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	165.053	0	0	0	0	165.053
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	165.053	0	0	0	0	165.053
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	120.844	0	0	0	0	120.844
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	25.855	0	0	0	0	25.855
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	25.855	0	0	0	0	25.855
401	07	00	00	Asistencia socio-económica	148.600	0	0	0	0	148.600
401	07	02	00	Becas a empleados	2.400	0	0	0	0	2.400
401	07	03	00	Ayudas por matrimonio a empleados	1.000	0	0	0	0	1.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.000	0	0	0	0	1.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127918 540238000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO AMAZONAS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS DE LA RED ASISTENCIAL PARA BENEFICIAR A LA POBLACIÓN DEL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 433.491

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	05	00	Ayudas por defunción a empleados	3.000	0	0	0	0	3.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	5.000	0	0	0	0	5.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.000	0	0	0	0	2.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.500	0	0	0	0	1.500
401	07	10	00	Dotación de uniformes a empleados	27.000	0	0	0	0	27.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.000	0	0	0	0	1.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.800	0	0	0	0	1.800
401	07	18	00	Becas a obreros	2.400	0	0	0	0	2.400
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	1.000
401	07	21	00	Ayudas por defunción a obreros	3.000	0	0	0	0	3.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	5.000	0	0	0	0	5.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.000	0	0	0	0	2.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.500	0	0	0	0	1.500
401	07	26	00	Dotación de uniformes a obreros	27.000	0	0	0	0	27.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.800	0	0	0	0	1.800
401	07	75	00	Becas al personal contratado	1.200	0	0	0	0	1.200
401	07	76	00	Ayudas por matrimonio al personal contratado	1.000	0	0	0	0	1.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	1.000	0	0	0	0	1.000
401	07	78	00	Ayudas por defunción al personal contratado	3.000	0	0	0	0	3.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	5.000	0	0	0	0	5.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	5.000	0	0	0	0	5.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.200	0	0	0	0	1.200
401	07	83	00	Dotación de uniformes al personal contratado	9.000	0	0	0	0	9.000
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	1.800	0	0	0	0	1.800
401	07	96	00	Otras subvenciones a empleados	10.000	0	0	0	0	10.000
401	07	97	00	Otras subvenciones a obreros	10.000	0	0	0	0	10.000
401	07	99	00	Otras subvenciones al personal contratado	10.000	0	0	0	0	10.000
401	08	00	00	Prestaciones sociales e indemnizaciones	20.000	0	0	0	0	20.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127918 540238000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO AMAZONAS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS DE LA RED ASISTENCIAL PARA BENEFICIAR A LA POBLACIÓN DEL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 433.491

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	20.000	0	0	0	0	20.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**33.163.997**	**0**	**0**	**0**	**0**	**33.163.997**
402	01	00	00	Productos alimenticios y agropecuarios	1.748.694	0	0	0	0	1.748.694
402	01	01	00	Alimentos y bebidas para personas	1.748.694	0	0	0	0	1.748.694
402	02	00	00	Productos de minas, canteras y yacimientos	11.742	0	0	0	0	11.742
402	02	05	00	Piedra, arcilla, arena y tierra	11.742	0	0	0	0	11.742
402	03	00	00	Textiles y vestuarios	181.386	0	0	0	0	181.386
402	03	01	00	Textiles	39.648	0	0	0	0	39.648
402	03	02	00	Prendas de vestir	86.922	0	0	0	0	86.922
402	03	03	00	Calzados	54.816	0	0	0	0	54.816
402	04	00	00	Productos de cuero y caucho	216.618	0	0	0	0	216.618
402	04	03	00	Cauchos y tripas para vehículos	216.618	0	0	0	0	216.618
402	05	00	00	Productos de papel, cartón e impresos	900.690	0	0	0	0	900.690
402	05	01	00	Pulpa de madera, papel y cartón	62.718	0	0	0	0	62.718
402	05	02	00	Envases y cajas de papel y cartón	39.150	0	0	0	0	39.150
402	05	03	00	Productos de papel y cartón para oficina	678.768	0	0	0	0	678.768
402	05	06	00	Productos de papel y cartón para computación	108.312	0	0	0	0	108.312
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	11.742	0	0	0	0	11.742
402	06	00	00	Productos químicos y derivados	15.235.808	0	0	0	0	15.235.808
402	06	02	00	Abonos, plaguicidas y otros	38.924	0	0	0	0	38.924
402	06	03	00	Tintas, pinturas y colorantes	249.012	0	0	0	0	249.012
402	06	04	00	Productos farmacéuticos y medicamentos	13.359.240	0	0	0	0	13.359.240
402	06	06	00	Combustibles y lubricantes	419.778	0	0	0	0	419.778
402	06	08	00	Productos plásticos	236.730	0	0	0	0	236.730
402	06	99	00	Otros productos de la industria química y conexos	932.124	0	0	0	0	932.124
402	07	00	00	Productos minerales no metálicos	132.088	0	0	0	0	132.088
402	07	01	00	Productos de barro, loza y porcelana	32.259	0	0	0	0	32.259
402	07	02	00	Vidrios y productos de vidrio	29.635	0	0	0	0	29.635
402	07	04	00	Cemento, cal y yeso	70.194	0	0	0	0	70.194
402	08	00	00	Productos metálicos	803.112	0	0	0	0	803.112

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127918 540238000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO AMAZONAS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS DE LA RED ASISTENCIAL PARA BENEFICIAR A LA POBLACIÓN DEL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA

META: 433.491

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	01	00	Productos primarios de hierro y acero	38.700	0	0	0	0	38.700
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	167.136	0	0	0	0	167.136
402	08	04	00	Productos metálicos estructurales	94.248	0	0	0	0	94.248
402	08	09	00	Repuestos y accesorios para equipos de transporte	488.934	0	0	0	0	488.934
402	08	10	00	Repuestos y accesorios para otros equipos	14.094	0	0	0	0	14.094
402	10	00	00	Productos varios y útiles diversos	13.933.859	0	0	0	0	13.933.859
402	10	02	00	Materiales y útiles de limpieza y aseo	814.818	0	0	0	0	814.818
402	10	03	00	Utensilios de cocina y comedor	18.351	0	0	0	0	18.351
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	11.536.570	0	0	0	0	11.536.570
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	265.200	0	0	0	0	265.200
402	10	06	00	Condecoraciones, ofrendas y similares	16.824	0	0	0	0	16.824
402	10	07	00	Productos de seguridad en el trabajo	205.932	0	0	0	0	205.932
402	10	08	00	Materiales para equipos de computación	699.750	0	0	0	0	699.750
402	10	11	00	Materiales eléctricos	137.440	0	0	0	0	137.440
402	10	12	00	Materiales para instalaciones sanitarias	85.290	0	0	0	0	85.290
402	10	13	00	Materiales fotográficos	60.306	0	0	0	0	60.306
402	10	99	00	Otros productos y útiles diversos	93.378	0	0	0	0	93.378
403	**00**	**00**	**00**	**Servicios no personales**	**6.545.173**	**0**	**0**	**0**	**0**	**6.545.173**
403	02	00	00	Alquileres de maquinaria y equipos	113.842	0	0	0	0	113.842
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	113.842	0	0	0	0	113.842
403	04	00	00	Servicios básicos	11.436	0	0	0	0	11.436
403	04	02	00	Gas	11.436	0	0	0	0	11.436
403	06	00	00	Servicios de transporte y almacenaje	58.848	0	0	0	0	58.848
403	06	01	00	Fletes y embalajes	58.848	0	0	0	0	58.848
403	07	00	00	Servicios de información, impresión y relaciones públicas	334.354	0	0	0	0	334.354
403	07	01	00	Publicidad y propaganda	67.818	0	0	0	0	67.818
403	07	02	00	Imprenta y reproducción	46.424	0	0	0	0	46.424
403	07	03	00	Relaciones sociales	220.112	0	0	0	0	220.112
403	09	00	00	Viáticos y pasajes	972.129	0	0	0	0	972.129
403	09	01	00	Viáticos y pasajes dentro del país	972.129	0	0	0	0	972.129

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127918 540238000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO AMAZONAS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS DE LA RED ASISTENCIAL PARA BENEFICIAR A LA POBLACIÓN DEL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 433.491

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	632.820	0	0	0	0	632.820
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	450.426	0	0	0	0	450.426
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	182.394	0	0	0	0	182.394
403	12	00	00	Conservación y reparaciones menores de obras	139.104	0	0	0	0	139.104
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	139.104	0	0	0	0	139.104
403	16	00	00	Servicios de diversión, esparcimiento y culturales	66.558	0	0	0	0	66.558
403	16	01	00	Servicios de diversión, esparcimiento y culturales	66.558	0	0	0	0	66.558
403	18	00	00	Impuestos indirectos	4.204.422	0	0	0	0	4.204.422
403	18	01	00	Impuesto al valor agregado	4.204.422	0	0	0	0	4.204.422
403	99	00	00	Otros servicios no personales	11.660	0	0	0	0	11.660
403	99	01	00	Otros servicios no personales	11.660	0	0	0	0	11.660
404	**00**	**00**	**00**	**Activos reales**	**2.578.945**	0	0	0	0	**2.578.945**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	774.388	0	0	0	0	774.388
404	01	01	00	Repuestos mayores	542.112	0	0	0	0	542.112
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	117.468	0	0	0	0	117.468
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	424.644	0	0	0	0	424.644
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	232.276	0	0	0	0	232.276
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	219.276	0	0	0	0	219.276
404	01	02	03	Reparaciones, mejoras y adiciones mayores de equipos de comunicaciones y de señalamiento	13.000	0	0	0	0	13.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	180.133	0	0	0	0	180.133
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	92.400	0	0	0	0	92.400
404	03	06	00	Maquinaria y equipos de energía	87.733	0	0	0	0	87.733
404	04	00	00	Equipos de transporte, tracción y elevación	219.652	0	0	0	0	219.652
404	04	03	00	Equipos marítimos de transporte	199.294	0	0	0	0	199.294
404	04	05	00	Vehículos de tracción no motorizados	20.358	0	0	0	0	20.358
404	05	00	00	Equipos de comunicaciones y de señalamiento	25.056	0	0	0	0	25.056
404	05	01	00	Equipos de telecomunicaciones	25.056	0	0	0	0	25.056
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	299.586	0	0	0	0	299.586
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	299.586	0	0	0	0	299.586

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127918 540238000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO AMAZONAS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS DE LA RED ASISTENCIAL PARA BENEFICIAR A LA POBLACIÓN DEL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 433.491

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	48.942	0	0	0	0	48.942
404	07	01	00	Equipos científicos y de laboratorio	48.942	0	0	0	0	48.942
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.031.188	0	0	0	0	1.031.188
404	09	01	00	Mobiliario y equipos de oficina	337.158	0	0	0	0	337.158
404	09	02	00	Equipos de computación	349.156	0	0	0	0	349.156
404	09	03	00	Mobiliario y equipos de alojamiento	344.874	0	0	0	0	344.874
				Totales	**191.178.983**	**0**	**0**	**0**	**0**	**191.178.983**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 54 - 235

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127918 540238000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO AMAZONAS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS DE LA RED ASISTENCIAL PARA BENEFICIAR A LA POBLACIÓN DEL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 433.491

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS **PRESUPUESTO:** **2016**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127918 540238000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO AMAZONAS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS DE LA RED ASISTENCIAL PARA BENEFICIAR A LA POBLACIÓN DEL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 433.491

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540238001 ATENCIÓN INTEGRAL A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS DE LA RED DE ATENCIÓN COMUNAL EN SALUD EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 173.396

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**6.799.826**	**0**	**0**	**0**	**0**	**6.799.826**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.294.600	0	0	0	0	2.294.600
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.845.750	0	0	0	0	1.845.750
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	326.550	0	0	0	0	326.550
401	01	13	00	Suplencias a obreros	74.250	0	0	0	0	74.250
401	01	18	00	Remuneraciones al personal contratado	48.050	0	0	0	0	48.050
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	48.050	0	0	0	0	48.050
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	774.250	0	0	0	0	774.250
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	679.700	0	0	0	0	679.700
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	94.550	0	0	0	0	94.550
401	03	00	00	Primas	2.440.940	0	0	0	0	2.440.940
401	03	02	00	Primas de transporte a empleados	60.000	0	0	0	0	60.000
401	03	04	00	Primas por hijos a empleados	90.500	0	0	0	0	90.500
401	03	08	00	Primas de profesionalización a empleados	399.700	0	0	0	0	399.700
401	03	09	00	Primas por antigüedad a empleados	411.095	0	0	0	0	411.095
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	170.200	0	0	0	0	170.200
401	03	17	00	Primas de transporte a obreros	10.500	0	0	0	0	10.500
401	03	19	00	Primas por hijos de obreros	9.750	0	0	0	0	9.750
401	03	21	00	Primas por antigüedad a obreros	48.270	0	0	0	0	48.270
401	03	22	00	Primas de profesionalización a obreros	17.565	0	0	0	0	17.565
401	03	37	00	Primas de transporte al personal contratado	1.500	0	0	0	0	1.500
401	03	39	00	Primas por hijos al personal contratado	750	0	0	0	0	750
401	03	40	00	Primas de profesionalización al personal contratado	12.765	0	0	0	0	12.765
401	03	41	00	Primas por antigüedad al personal contratado	9.010	0	0	0	0	9.010
401	03	96	00	Otras primas al personal contratado	20.500	0	0	0	0	20.500

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127918 540238000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO AMAZONAS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS DE LA RED ASISTENCIAL PARA BENEFICIAR A LA POBLACIÓN DEL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 433.491

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540238001 ATENCIÓN INTEGRAL A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS DE LA RED DE ATENCIÓN COMUNAL EN SALUD EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 173.396

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	97	00	Otras primas a empleados	1.003.055	0	0	0	0	1.003.055
401	03	98	00	Otras primas a obreros	175.780	0	0	0	0	175.780
401	04	00	00	Complementos de sueldos y salarios	36	0	0	0	0	36
401	04	16	00	Complemento a obreros por gastos de alimentación	36	0	0	0	0	36
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.290.000	0	0	0	0	1.290.000
401	05	03	00	Bono vacacional a empleados	1.040.000	0	0	0	0	1.040.000
401	05	06	00	Bono vacacional a obreros	250.000	0	0	0	0	250.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.619.731**	**0**	**0**	**0**	**0**	**7.619.731**
402	01	00	00	Productos alimenticios y agropecuarios	631.554	0	0	0	0	631.554
402	01	01	00	Alimentos y bebidas para personas	631.554	0	0	0	0	631.554
402	03	00	00	Textiles y vestuarios	62.646	0	0	0	0	62.646
402	03	01	00	Textiles	7.830	0	0	0	0	7.830
402	03	03	00	Calzados	54.816	0	0	0	0	54.816
402	04	00	00	Productos de cuero y caucho	60.000	0	0	0	0	60.000
402	04	03	00	Cauchos y tripas para vehículos	60.000	0	0	0	0	60.000
402	05	00	00	Productos de papel, cartón e impresos	382.290	0	0	0	0	382.290
402	05	01	00	Pulpa de madera, papel y cartón	15.660	0	0	0	0	15.660
402	05	02	00	Envases y cajas de papel y cartón	15.660	0	0	0	0	15.660
402	05	03	00	Productos de papel y cartón para oficina	315.768	0	0	0	0	315.768
402	05	06	00	Productos de papel y cartón para computación	35.202	0	0	0	0	35.202
402	06	00	00	Productos químicos y derivados	3.280.376	0	0	0	0	3.280.376
402	06	03	00	Tintas, pinturas y colorantes	117.462	0	0	0	0	117.462
402	06	04	00	Productos farmacéuticos y medicamentos	2.284.040	0	0	0	0	2.284.040
402	06	06	00	Combustibles y lubricantes	234.930	0	0	0	0	234.930
402	06	08	00	Productos plásticos	17.466	0	0	0	0	17.466

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127918 540238000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO AMAZONAS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS DE LA RED ASISTENCIAL PARA BENEFICIAR A LA POBLACIÓN DEL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 433.491

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540238001 ATENCIÓN INTEGRAL A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS DE LA RED DE ATENCIÓN COMUNAL EN SALUD EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 173.396

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	99	00	Otros productos de la industria química y conexos	626.478	0	0	0	0	626.478
402	07	00	00	Productos minerales no metálicos	72.490	0	0	0	0	72.490
402	07	01	00	Productos de barro, loza y porcelana	17.499	0	0	0	0	17.499
402	07	02	00	Vidrios y productos de vidrio	15.835	0	0	0	0	15.835
402	07	04	00	Cemento, cal y yeso	39.156	0	0	0	0	39.156
402	08	00	00	Productos metálicos	340.998	0	0	0	0	340.998
402	08	01	00	Productos primarios de hierro y acero	19.500	0	0	0	0	19.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	46.002	0	0	0	0	46.002
402	08	04	00	Productos metálicos estructurales	22.500	0	0	0	0	22.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	252.996	0	0	0	0	252.996
402	10	00	00	Productos varios y útiles diversos	2.789.377	0	0	0	0	2.789.377
402	10	02	00	Materiales y útiles de limpieza y aseo	284.928	0	0	0	0	284.928
402	10	03	00	Utensilios de cocina y comedor	9.501	0	0	0	0	9.501
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.955.746	0	0	0	0	1.955.746
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	101.802	0	0	0	0	101.802
402	10	07	00	Productos de seguridad en el trabajo	36.000	0	0	0	0	36.000
402	10	08	00	Materiales para equipos de computación	285.000	0	0	0	0	285.000
402	10	11	00	Materiales eléctricos	61.998	0	0	0	0	61.998
402	10	12	00	Materiales para instalaciones sanitarias	27.402	0	0	0	0	27.402
402	10	99	00	Otros productos y útiles diversos	27.000	0	0	0	0	27.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.656.250**	**0**	**0**	**0**	**0**	**1.656.250**
403	02	00	00	Alquileres de maquinaria y equipos	32.500	0	0	0	0	32.500
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	32.500	0	0	0	0	32.500
403	04	00	00	Servicios básicos	3.924	0	0	0	0	3.924
403	04	02	00	Gas	3.924	0	0	0	0	3.924

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127918 540238000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO AMAZONAS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS DE LA RED ASISTENCIAL PARA BENEFICIAR A LA POBLACIÓN DEL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 433.491

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 540238001 ATENCIÓN INTEGRAL A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS DE LA RED DE ATENCIÓN COMUNAL EN SALUD EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 173.396

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	23.496	0	0	0	0	23.496
403	06	01	00	Fletes y embalajes	23.496	0	0	0	0	23.496
403	07	00	00	Servicios de información, impresión y relaciones públicas	136.168	0	0	0	0	136.168
403	07	01	00	Publicidad y propaganda	28.668	0	0	0	0	28.668
403	07	02	00	Imprenta y reproducción	26.000	0	0	0	0	26.000
403	07	03	00	Relaciones sociales	81.500	0	0	0	0	81.500
403	09	00	00	Viáticos y pasajes	360.932	0	0	0	0	360.932
403	09	01	00	Viáticos y pasajes dentro del país	360.932	0	0	0	0	360.932
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	245.298	0	0	0	0	245.298
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	183.300	0	0	0	0	183.300
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	61.998	0	0	0	0	61.998
403	12	00	00	Conservación y reparaciones menores de obras	60.000	0	0	0	0	60.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	60.000	0	0	0	0	60.000
403	18	00	00	Impuestos indirectos	793.932	0	0	0	0	793.932
403	18	01	00	Impuesto al valor agregado	793.932	0	0	0	0	793.932
404	**00**	**00**	**00**	**Activos reales**	**1.154.123**	**0**	**0**	**0**	**0**	**1.154.123**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	247.936	0	0	0	0	247.936
404	01	01	00	Repuestos mayores	117.468	0	0	0	0	117.468
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	117.468	0	0	0	0	117.468
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	130.468	0	0	0	0	130.468
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	117.468	0	0	0	0	117.468
404	01	02	03	Reparaciones, mejoras y adiciones mayores de equipos de comunicaciones y de señalamiento	13.000	0	0	0	0	13.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	69.999	0	0	0	0	69.999
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	39.000	0	0	0	0	39.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127918 540238000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO AMAZONAS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS DE LA RED ASISTENCIAL PARA BENEFICIAR A LA POBLACIÓN DEL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA

META: 433.491

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 540238001 ATENCIÓN INTEGRAL A LA POBLACIÓN QUE ASISTE A LOS ESTABLECIMIENTOS DE LA RED DE ATENCIÓN COMUNAL EN SALUD EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA

META: 173.396

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	03	06	00	Maquinaria y equipos de energía	30.999	0	0	0	0	30.999
404	04	00	00	Equipos de transporte, tracción y elevación	73.084	0	0	0	0	73.084
404	04	03	00	Equipos marítimos de transporte	61.336	0	0	0	0	61.336
404	04	05	00	Vehículos de tracción no motorizados	11.748	0	0	0	0	11.748
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	175.998	0	0	0	0	175.998
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	175.998	0	0	0	0	175.998
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	587.106	0	0	0	0	587.106
404	09	01	00	Mobiliario y equipos de oficina	195.702	0	0	0	0	195.702
404	09	02	00	Equipos de computación	195.702	0	0	0	0	195.702
404	09	03	00	Mobiliario y equipos de alojamiento	195.702	0	0	0	0	195.702
				Totales	**17.229.930**	**0**	**0**	**0**	**0**	**17.229.930**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127918 540238000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO AMAZONAS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS DE LA RED ASISTENCIAL PARA BENEFICIAR A LA POBLACIÓN DEL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 433.491

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540238002 ATENCIÓN A LA POBLACIÓN QUE AMERITE SERVICIOS MÉDICOS ESPECIALIZADOS PARA LA RESOLUCIÓN DE SU PATOLOGÍA EN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 260.095

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	108.493.590	0	0	0	0	108.493.590
401	01	00	00	Sueldos, salarios y otras retribuciones	32.693.218	0	0	0	0	32.693.218
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	15.067.818	0	0	0	0	15.067.818
401	01	03	00	Suplencias a empleados	1.836.390	0	0	0	0	1.836.390
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	9.237.270	0	0	0	0	9.237.270
401	01	12	00	Salarios a obreros en puestos no permanentes	367.770	0	0	0	0	367.770
401	01	13	00	Suplencias a obreros	1.741.025	0	0	0	0	1.741.025
401	01	18	00	Remuneraciones al personal contratado	4.442.945	0	0	0	0	4.442.945
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	4.442.945	0	0	0	0	4.442.945
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	6.977.620	0	0	0	0	6.977.620
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.981.110	0	0	0	0	3.981.110
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	2.996.510	0	0	0	0	2.996.510
401	03	00	00	Primas	39.841.348	0	0	0	0	39.841.348
401	03	02	00	Primas de transporte a empleados	347.400	0	0	0	0	347.400
401	03	04	00	Primas por hijos a empleados	126.000	0	0	0	0	126.000
401	03	08	00	Primas de profesionalización a empleados	7.530.590	0	0	0	0	7.530.590
401	03	09	00	Primas por antigüedad a empleados	1.922.580	0	0	0	0	1.922.580
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	192.000	0	0	0	0	192.000
401	03	17	00	Primas de transporte a obreros	327.600	0	0	0	0	327.600
401	03	19	00	Primas por hijos de obreros	252.000	0	0	0	0	252.000
401	03	21	00	Primas por antigüedad a obreros	1.323.696	0	0	0	0	1.323.696
401	03	22	00	Primas de profesionalización a obreros	855.582	0	0	0	0	855.582
401	03	37	00	Primas de transporte al personal contratado	73.800	0	0	0	0	73.800
401	03	39	00	Primas por hijos al personal contratado	21.600	0	0	0	0	21.600
401	03	40	00	Primas de profesionalización al personal contratado	5.046.050	0	0	0	0	5.046.050

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127918 540238000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO AMAZONAS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS DE LA RED ASISTENCIAL PARA BENEFICIAR A LA POBLACIÓN DEL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 433.491

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540238002 ATENCIÓN A LA POBLACIÓN QUE AMERITE SERVICIOS MÉDICOS ESPECIALIZADOS PARA LA RESOLUCIÓN DE SU PATOLOGÍA EN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 260.095

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	41	00	Primas por antigüedad al personal contratado	181.356	0	0	0	0	181.356
401	03	96	00	Otras primas al personal contratado	1.565.460	0	0	0	0	1.565.460
401	03	97	00	Otras primas a empleados	15.039.804	0	0	0	0	15.039.804
401	03	98	00	Otras primas a obreros	5.035.830	0	0	0	0	5.035.830
401	04	00	00	Complementos de sueldos y salarios	20.703.046	0	0	0	0	20.703.046
401	04	02	00	Complemento a empleados por trabajo nocturno	8.052.398	0	0	0	0	8.052.398
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	2.825.658	0	0	0	0	2.825.658
401	04	16	00	Complemento a obreros por gastos de alimentación	756	0	0	0	0	756
401	04	96	00	Otros complementos a empleados	3.387.480	0	0	0	0	3.387.480
401	04	97	00	Otros complementos a obreros	1.322.760	0	0	0	0	1.322.760
401	04	98	00	Otros complementos al personal contratado	5.113.994	0	0	0	0	5.113.994
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	6.246.752	0	0	0	0	6.246.752
401	05	01	00	Aguinaldos a empleados	100.000	0	0	0	0	100.000
401	05	03	00	Bono vacacional a empleados	3.558.752	0	0	0	0	3.558.752
401	05	04	00	Aguinaldos a obreros	100.000	0	0	0	0	100.000
401	05	06	00	Bono vacacional a obreros	1.608.000	0	0	0	0	1.608.000
401	05	07	00	Aguinaldos al personal contratado	50.000	0	0	0	0	50.000
401	05	08	00	Bono vacacional al personal contratado	830.000	0	0	0	0	830.000
401	06	00	00	Aportes patronales y legales	1.863.006	0	0	0	0	1.863.006
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	588.846	0	0	0	0	588.846
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	196.284	0	0	0	0	196.284
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	130.857	0	0	0	0	130.857
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	130.857	0	0	0	0	130.857
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	476.865	0	0	0	0	476.865
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	95.373	0	0	0	0	95.373

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127918 540238000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO AMAZONAS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS DE LA RED ASISTENCIAL PARA BENEFICIAR A LA POBLACIÓN DEL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 433.491

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540238002 ATENCIÓN A LA POBLACIÓN QUE AMERITE SERVICIOS MÉDICOS ESPECIALIZADOS PARA LA RESOLUCIÓN DE SU PATOLOGÍA EN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 260.095

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	95.373	0	0	0	0	95.373
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	102.843	0	0	0	0	102.843
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	22.854	0	0	0	0	22.854
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	22.854	0	0	0	0	22.854
401	07	00	00	Asistencia socio-económica	148.600	0	0	0	0	148.600
401	07	02	00	Becas a empleados	2.400	0	0	0	0	2.400
401	07	03	00	Ayudas por matrimonio a empleados	1.000	0	0	0	0	1.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.000	0	0	0	0	1.000
401	07	05	00	Ayudas por defunción a empleados	3.000	0	0	0	0	3.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	5.000	0	0	0	0	5.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.000	0	0	0	0	2.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.500	0	0	0	0	1.500
401	07	10	00	Dotación de uniformes a empleados	27.000	0	0	0	0	27.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.000	0	0	0	0	1.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.800	0	0	0	0	1.800
401	07	18	00	Becas a obreros	2.400	0	0	0	0	2.400
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	1.000
401	07	21	00	Ayudas por defunción a obreros	3.000	0	0	0	0	3.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	5.000	0	0	0	0	5.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.000	0	0	0	0	2.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.500	0	0	0	0	1.500
401	07	26	00	Dotación de uniformes a obreros	27.000	0	0	0	0	27.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.800	0	0	0	0	1.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 54 - 244

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127918 540238000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO AMAZONAS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS DE LA RED ASISTENCIAL PARA BENEFICIAR A LA POBLACIÓN DEL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 433.491

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540238002 ATENCIÓN A LA POBLACIÓN QUE AMERITE SERVICIOS MÉDICOS ESPECIALIZADOS PARA LA RESOLUCIÓN DE SU PATOLOGÍA EN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 260.095

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	75	00	Becas al personal contratado	1.200	0	0	0	0	1.200
401	07	76	00	Ayudas por matrimonio al personal contratado	1.000	0	0	0	0	1.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	1.000	0	0	0	0	1.000
401	07	78	00	Ayudas por defunción al personal contratado	3.000	0	0	0	0	3.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	5.000	0	0	0	0	5.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	5.000	0	0	0	0	5.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.200	0	0	0	0	1.200
401	07	83	00	Dotación de uniformes al personal contratado	9.000	0	0	0	0	9.000
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	1.800	0	0	0	0	1.800
401	07	96	00	Otras subvenciones a empleados	10.000	0	0	0	0	10.000
401	07	97	00	Otras subvenciones a obreros	10.000	0	0	0	0	10.000
401	07	99	00	Otras subvenciones al personal contratado	10.000	0	0	0	0	10.000
401	08	00	00	Prestaciones sociales e indemnizaciones	20.000	0	0	0	0	20.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	20.000	0	0	0	0	20.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**23.062.974**	**0**	**0**	**0**	**0**	**23.062.974**
402	01	00	00	Productos alimenticios y agropecuarios	999.672	0	0	0	0	999.672
402	01	01	00	Alimentos y bebidas para personas	999.672	0	0	0	0	999.672
402	02	00	00	Productos de minas, canteras y yacimientos	11.742	0	0	0	0	11.742
402	02	05	00	Piedra, arcilla, arena y tierra	11.742	0	0	0	0	11.742
402	03	00	00	Textiles y vestuarios	50.772	0	0	0	0	50.772
402	03	01	00	Textiles	20.232	0	0	0	0	20.232
402	03	02	00	Prendas de vestir	30.540	0	0	0	0	30.540
402	04	00	00	Productos de cuero y caucho	31.320	0	0	0	0	31.320
402	04	03	00	Cauchos y tripas para vehículos	31.320	0	0	0	0	31.320
402	05	00	00	Productos de papel, cartón e impresos	341.844	0	0	0	0	341.844

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127918 540238000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO AMAZONAS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS DE LA RED ASISTENCIAL PARA BENEFICIAR A LA POBLACIÓN DEL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 433.491

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540238002 ATENCIÓN A LA POBLACIÓN QUE AMERITE SERVICIOS MÉDICOS ESPECIALIZADOS PARA LA RESOLUCIÓN DE SU PATOLOGÍA EN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 260.095

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	26.622	0	0	0	0	26.622
402	05	03	00	Productos de papel y cartón para oficina	253.368	0	0	0	0	253.368
402	05	06	00	Productos de papel y cartón para computación	50.112	0	0	0	0	50.112
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	11.742	0	0	0	0	11.742
402	06	00	00	Productos químicos y derivados	11.311.516	0	0	0	0	11.311.516
402	06	02	00	Abonos, plaguicidas y otros	19.560	0	0	0	0	19.560
402	06	03	00	Tintas, pinturas y colorantes	78.300	0	0	0	0	78.300
402	06	04	00	Productos farmacéuticos y medicamentos	10.738.870	0	0	0	0	10.738.870
402	06	06	00	Combustibles y lubricantes	43.848	0	0	0	0	43.848
402	06	08	00	Productos plásticos	125.292	0	0	0	0	125.292
402	06	99	00	Otros productos de la industria química y conexos	305.646	0	0	0	0	305.646
402	07	00	00	Productos minerales no metálicos	40.020	0	0	0	0	40.020
402	07	01	00	Productos de barro, loza y porcelana	14.760	0	0	0	0	14.760
402	07	02	00	Vidrios y productos de vidrio	13.800	0	0	0	0	13.800
402	07	04	00	Cemento, cal y yeso	11.460	0	0	0	0	11.460
402	08	00	00	Productos metálicos	221.160	0	0	0	0	221.160
402	08	01	00	Productos primarios de hierro y acero	19.200	0	0	0	0	19.200
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	78.300	0	0	0	0	78.300
402	08	04	00	Productos metálicos estructurales	28.680	0	0	0	0	28.680
402	08	09	00	Repuestos y accesorios para equipos de transporte	94.980	0	0	0	0	94.980
402	10	00	00	Productos varios y útiles diversos	10.054.928	0	0	0	0	10.054.928
402	10	02	00	Materiales y útiles de limpieza y aseo	424.170	0	0	0	0	424.170
402	10	03	00	Utensilios de cocina y comedor	8.850	0	0	0	0	8.850
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	9.001.954	0	0	0	0	9.001.954
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	121.740	0	0	0	0	121.740

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127918 540238000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO AMAZONAS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS DE LA RED ASISTENCIAL PARA BENEFICIAR A LA POBLACIÓN DEL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 433.491

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540238002 ATENCIÓN A LA POBLACIÓN QUE AMERITE SERVICIOS MÉDICOS ESPECIALIZADOS PARA LA RESOLUCIÓN DE SU PATOLOGÍA EN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 260.095

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	7.500	0	0	0	0	7.500
402	10	07	00	Productos de seguridad en el trabajo	60.300	0	0	0	0	60.300
402	10	08	00	Materiales para equipos de computación	242.472	0	0	0	0	242.472
402	10	11	00	Materiales eléctricos	40.204	0	0	0	0	40.204
402	10	12	00	Materiales para instalaciones sanitarias	36.552	0	0	0	0	36.552
402	10	13	00	Materiales fotográficos	60.306	0	0	0	0	60.306
402	10	99	00	Otros productos y útiles diversos	50.880	0	0	0	0	50.880
403	**00**	**00**	**00**	**Servicios no personales**	**3.567.429**	**0**	**0**	**0**	**0**	**3.567.429**
403	02	00	00	Alquileres de maquinaria y equipos	50.340	0	0	0	0	50.340
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	50.340	0	0	0	0	50.340
403	04	00	00	Servicios básicos	7.512	0	0	0	0	7.512
403	04	02	00	Gas	7.512	0	0	0	0	7.512
403	06	00	00	Servicios de transporte y almacenaje	26.352	0	0	0	0	26.352
403	06	01	00	Fletes y embalajes	26.352	0	0	0	0	26.352
403	07	00	00	Servicios de información, impresión y relaciones públicas	108.138	0	0	0	0	108.138
403	07	01	00	Publicidad y propaganda	27.408	0	0	0	0	27.408
403	07	02	00	Imprenta y reproducción	20.424	0	0	0	0	20.424
403	07	03	00	Relaciones sociales	60.306	0	0	0	0	60.306
403	09	00	00	Viáticos y pasajes	144.367	0	0	0	0	144.367
403	09	01	00	Viáticos y pasajes dentro del país	144.367	0	0	0	0	144.367
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	178.050	0	0	0	0	178.050
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	120.300	0	0	0	0	120.300
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	57.750	0	0	0	0	57.750
403	16	00	00	Servicios de diversión, esparcimiento y culturales	31.320	0	0	0	0	31.320
403	16	01	00	Servicios de diversión, esparcimiento y culturales	31.320	0	0	0	0	31.320

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127918 540238000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO AMAZONAS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS DE LA RED ASISTENCIAL PARA BENEFICIAR A LA POBLACIÓN DEL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 433.491

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 540238002 ATENCIÓN A LA POBLACIÓN QUE AMERITE SERVICIOS MÉDICOS ESPECIALIZADOS PARA LA RESOLUCIÓN DE SU PATOLOGÍA EN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: CONSULTA **META:** 260.095

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	3.021.350	0	0	0	0	3.021.350
403	18	01	00	Impuesto al valor agregado	3.021.350	0	0	0	0	3.021.350
404	**00**	**00**	**00**	**Activos reales**	**680.436**	**0**	**0**	**0**	**0**	**680.436**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	185.796	0	0	0	0	185.796
404	01	01	00	Repuestos mayores	154.476	0	0	0	0	154.476
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	154.476	0	0	0	0	154.476
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	31.320	0	0	0	0	31.320
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	31.320	0	0	0	0	31.320
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	53.400	0	0	0	0	53.400
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	53.400	0	0	0	0	53.400
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	123.588	0	0	0	0	123.588
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	123.588	0	0	0	0	123.588
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	317.652	0	0	0	0	317.652
404	09	01	00	Mobiliario y equipos de oficina	102.306	0	0	0	0	102.306
404	09	02	00	Equipos de computación	111.714	0	0	0	0	111.714
404	09	03	00	Mobiliario y equipos de alojamiento	103.632	0	0	0	0	103.632
				Totales	**135.804.429**	**0**	**0**	**0**	**0**	**135.804.429**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127918 540238000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO AMAZONAS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS DE LA RED ASISTENCIAL PARA BENEFICIAR A LA POBLACIÓN DEL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 433.491

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540238003 CONTROL DE REPUNTES ENFERMEDADES METAXÉNICAS, EMERGENTES Y REEMERGENTES, EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 456.375

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**33.597.452**	**0**	**0**	**0**	**0**	**33.597.452**
401	01	00	00	Sueldos, salarios y otras retribuciones	14.865.515	0	0	0	0	14.865.515
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.974.985	0	0	0	0	1.974.985
401	01	03	00	Suplencias a empleados	147.500	0	0	0	0	147.500
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	8.709.810	0	0	0	0	8.709.810
401	01	12	00	Salarios a obreros en puestos no permanentes	3.033.190	0	0	0	0	3.033.190
401	01	13	00	Suplencias a obreros	500.000	0	0	0	0	500.000
401	01	18	00	Remuneraciones al personal contratado	500.030	0	0	0	0	500.030
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	500.030	0	0	0	0	500.030
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.047.430	0	0	0	0	2.047.430
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	472.085	0	0	0	0	472.085
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.575.345	0	0	0	0	1.575.345
401	03	00	00	Primas	9.786.995	0	0	0	0	9.786.995
401	03	02	00	Primas de transporte a empleados	68.000	0	0	0	0	68.000
401	03	04	00	Primas por hijos a empleados	55.000	0	0	0	0	55.000
401	03	08	00	Primas de profesionalización a empleados	306.525	0	0	0	0	306.525
401	03	09	00	Primas por antigüedad a empleados	341.890	0	0	0	0	341.890
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	5.070	0	0	0	0	5.070
401	03	17	00	Primas de transporte a obreros	327.500	0	0	0	0	327.500
401	03	19	00	Primas por hijos de obreros	165.000	0	0	0	0	165.000
401	03	21	00	Primas por antigüedad a obreros	1.180.705	0	0	0	0	1.180.705
401	03	22	00	Primas de profesionalización a obreros	30.140	0	0	0	0	30.140
401	03	37	00	Primas de transporte al personal contratado	112.500	0	0	0	0	112.500
401	03	39	00	Primas por hijos al personal contratado	69.500	0	0	0	0	69.500
401	03	40	00	Primas de profesionalización al personal contratado	57.520	0	0	0	0	57.520

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127918 540238000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO AMAZONAS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS DE LA RED ASISTENCIAL PARA BENEFICIAR A LA POBLACIÓN DEL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 433.491

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540238003 CONTROL DE REPUNTES ENFERMEDADES METAXÉNICAS, EMERGENTES Y REEMERGENTES, EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 456.375

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	41	00	Primas por antigüedad al personal contratado	300.025	0	0	0	0	300.025
401	03	96	00	Otras primas al personal contratado	1.564.035	0	0	0	0	1.564.035
401	03	97	00	Otras primas a empleados	1.019.700	0	0	0	0	1.019.700
401	03	98	00	Otras primas a obreros	4.183.885	0	0	0	0	4.183.885
401	04	00	00	Complementos de sueldos y salarios	1.859.195	0	0	0	0	1.859.195
401	04	02	00	Complemento a empleados por trabajo nocturno	96.955	0	0	0	0	96.955
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	761.175	0	0	0	0	761.175
401	04	16	00	Complemento a obreros por gastos de alimentación	1.080	0	0	0	0	1.080
401	04	96	00	Otros complementos a empleados	138.050	0	0	0	0	138.050
401	04	97	00	Otros complementos a obreros	689.000	0	0	0	0	689.000
401	04	98	00	Otros complementos al personal contratado	172.935	0	0	0	0	172.935
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.435.000	0	0	0	0	4.435.000
401	05	03	00	Bono vacacional a empleados	735.000	0	0	0	0	735.000
401	05	06	00	Bono vacacional a obreros	2.340.000	0	0	0	0	2.340.000
401	05	08	00	Bono vacacional al personal contratado	1.360.000	0	0	0	0	1.360.000
401	06	00	00	Aportes patronales y legales	603.317	0	0	0	0	603.317
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	71.100	0	0	0	0	71.100
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	23.700	0	0	0	0	23.700
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	15.800	0	0	0	0	15.800
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	15.800	0	0	0	0	15.800
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	313.554	0	0	0	0	313.554
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	69.680	0	0	0	0	69.680
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	69.680	0	0	0	0	69.680
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	18.001	0	0	0	0	18.001
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal	3.001	0	0	0	0	3.001

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127918 540238000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO AMAZONAS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS DE LA RED ASISTENCIAL PARA BENEFICIAR A LA POBLACIÓN DEL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 433.491

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540238003 CONTROL DE REPUNTES ENFERMEDADES METAXÉNICAS, EMERGENTES Y REEMERGENTES, EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 456.375

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				contratado						
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	3.001	0	0	0	0	3.001
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.481.292**	**0**	**0**	**0**	**0**	**2.481.292**
402	01	00	00	Productos alimenticios y agropecuarios	117.468	0	0	0	0	117.468
402	01	01	00	Alimentos y bebidas para personas	117.468	0	0	0	0	117.468
402	03	00	00	Textiles y vestuarios	67.968	0	0	0	0	67.968
402	03	01	00	Textiles	11.586	0	0	0	0	11.586
402	03	02	00	Prendas de vestir	56.382	0	0	0	0	56.382
402	04	00	00	Productos de cuero y caucho	125.298	0	0	0	0	125.298
402	04	03	00	Cauchos y tripas para vehículos	125.298	0	0	0	0	125.298
402	05	00	00	Productos de papel, cartón e impresos	176.556	0	0	0	0	176.556
402	05	01	00	Pulpa de madera, papel y cartón	20.436	0	0	0	0	20.436
402	05	02	00	Envases y cajas de papel y cartón	23.490	0	0	0	0	23.490
402	05	03	00	Productos de papel y cartón para oficina	109.632	0	0	0	0	109.632
402	05	06	00	Productos de papel y cartón para computación	22.998	0	0	0	0	22.998
402	06	00	00	Productos químicos y derivados	643.916	0	0	0	0	643.916
402	06	02	00	Abonos, plaguicidas y otros	19.364	0	0	0	0	19.364
402	06	03	00	Tintas, pinturas y colorantes	53.250	0	0	0	0	53.250
402	06	04	00	Productos farmacéuticos y medicamentos	336.330	0	0	0	0	336.330
402	06	06	00	Combustibles y lubricantes	141.000	0	0	0	0	141.000
402	06	08	00	Productos plásticos	93.972	0	0	0	0	93.972
402	07	00	00	Productos minerales no metálicos	19.578	0	0	0	0	19.578
402	07	04	00	Cemento, cal y yeso	19.578	0	0	0	0	19.578
402	08	00	00	Productos metálicos	240.954	0	0	0	0	240.954
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	42.834	0	0	0	0	42.834

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127918 540238000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO AMAZONAS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS DE LA RED ASISTENCIAL PARA BENEFICIAR A LA POBLACIÓN DEL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 433.491

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540238003 CONTROL DE REPUNTES ENFERMEDADES METAXÉNICAS, EMERGENTES Y REEMERGENTES, EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 456.375

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	04	00	Productos metálicos estructurales	43.068	0	0	0	0	43.068
402	08	09	00	Repuestos y accesorios para equipos de transporte	140.958	0	0	0	0	140.958
402	08	10	00	Repuestos y accesorios para otros equipos	14.094	0	0	0	0	14.094
402	10	00	00	Productos varios y útiles diversos	1.089.554	0	0	0	0	1.089.554
402	10	02	00	Materiales y útiles de limpieza y aseo	105.720	0	0	0	0	105.720
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	578.870	0	0	0	0	578.870
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	41.658	0	0	0	0	41.658
402	10	06	00	Condecoraciones, ofrendas y similares	9.324	0	0	0	0	9.324
402	10	07	00	Productos de seguridad en el trabajo	109.632	0	0	0	0	109.632
402	10	08	00	Materiales para equipos de computación	172.278	0	0	0	0	172.278
402	10	11	00	Materiales eléctricos	35.238	0	0	0	0	35.238
402	10	12	00	Materiales para instalaciones sanitarias	21.336	0	0	0	0	21.336
402	10	99	00	Otros productos y útiles diversos	15.498	0	0	0	0	15.498
403	**00**	**00**	**00**	**Servicios no personales**	**1.321.494**	**0**	**0**	**0**	**0**	**1.321.494**
403	02	00	00	Alquileres de maquinaria y equipos	31.002	0	0	0	0	31.002
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	31.002	0	0	0	0	31.002
403	06	00	00	Servicios de transporte y almacenaje	9.000	0	0	0	0	9.000
403	06	01	00	Fletes y embalajes	9.000	0	0	0	0	9.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	90.048	0	0	0	0	90.048
403	07	01	00	Publicidad y propaganda	11.742	0	0	0	0	11.742
403	07	03	00	Relaciones sociales	78.306	0	0	0	0	78.306
403	09	00	00	Viáticos y pasajes	466.830	0	0	0	0	466.830
403	09	01	00	Viáticos y pasajes dentro del país	466.830	0	0	0	0	466.830
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	209.472	0	0	0	0	209.472
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	146.826	0	0	0	0	146.826

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127918 540238000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO AMAZONAS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS DE LA RED ASISTENCIAL PARA BENEFICIAR A LA POBLACIÓN DEL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 433.491

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 540238003 CONTROL DE REPUNTES ENFERMEDADES METAXÉNICAS, EMERGENTES Y REEMERGENTES, EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 456.375

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	62.646	0	0	0	0	62.646
403	12	00	00	Conservación y reparaciones menores de obras	79.104	0	0	0	0	79.104
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	79.104	0	0	0	0	79.104
403	16	00	00	Servicios de diversión, esparcimiento y culturales	35.238	0	0	0	0	35.238
403	16	01	00	Servicios de diversión, esparcimiento y culturales	35.238	0	0	0	0	35.238
403	18	00	00	Impuestos indirectos	389.140	0	0	0	0	389.140
403	18	01	00	Impuesto al valor agregado	389.140	0	0	0	0	389.140
403	99	00	00	Otros servicios no personales	11.660	0	0	0	0	11.660
403	99	01	00	Otros servicios no personales	11.660	0	0	0	0	11.660
404	**00**	**00**	**00**	**Activos reales**	**744.386**	**0**	**0**	**0**	**0**	**744.386**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	340.656	0	0	0	0	340.656
404	01	01	00	Repuestos mayores	270.168	0	0	0	0	270.168
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	270.168	0	0	0	0	270.168
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	70.488	0	0	0	0	70.488
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	70.488	0	0	0	0	70.488
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	56.734	0	0	0	0	56.734
404	03	06	00	Maquinaria y equipos de energía	56.734	0	0	0	0	56.734
404	04	00	00	Equipos de transporte, tracción y elevación	146.568	0	0	0	0	146.568
404	04	03	00	Equipos marítimos de transporte	137.958	0	0	0	0	137.958
404	04	05	00	Vehículos de tracción no motorizados	8.610	0	0	0	0	8.610
404	05	00	00	Equipos de comunicaciones y de señalamiento	25.056	0	0	0	0	25.056
404	05	01	00	Equipos de telecomunicaciones	25.056	0	0	0	0	25.056
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	48.942	0	0	0	0	48.942
404	07	01	00	Equipos científicos y de laboratorio	48.942	0	0	0	0	48.942
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	126.430	0	0	0	0	126.430

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127918 540238000 ATENCIÓN MÉDICA INTEGRAL A LA POBLACIÓN DEL ESTADO AMAZONAS.

OBJETIVO DEL PROYECTO: INCREMENTAR LA COBERTURA DE ATENCIÓN MÉDICA INTEGRAL EN LOS SERVICIOS DE LA RED ASISTENCIAL PARA BENEFICIAR A LA POBLACIÓN DEL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: CONSULTA **META:** 433.491

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540238003 CONTROL DE REPUNTES ENFERMEDADES METAXÉNICAS, EMERGENTES Y REEMERGENTES, EN EL ESTADO AMAZONAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 456.375

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DE SALUD AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	39.150	0	0	0	0	39.150
404	09	02	00	Equipos de computación	41.740	0	0	0	0	41.740
404	09	03	00	Mobiliario y equipos de alojamiento	45.540	0	0	0	0	45.540
				Totales	**38.144.624**	**0**	**0**	**0**	**0**	**38.144.624**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127994 540239000 FORTALECIMIENTO DEL SISTEMA INTEGRAL DE SUMINISTRO DE INSUMOS PARA LA SALUD.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA INTEGRAL DE SUMINISTRO DE INSUMOS PARA LA SALUD, MEDIANTE ACCIONES QUE PERMITAN GARANTIZAR UN ACCESO OPORTUNO Y EFICIENTE DE ESTOS INSUMOS POR PARTE DE LA POBLACIÓN NACIONAL.

UNIDAD DE MEDIDA: PLAN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURA, ALMACENAMIENTO Y DISTRIBUCIÓN DE INSUMOS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.680.000**	**0**	**0**	**0**	**0**	**1.680.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.680.000	0	0	0	0	1.680.000
401	01	18	00	Remuneraciones al personal contratado	1.680.000	0	0	0	0	1.680.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.680.000	0	0	0	0	1.680.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**36.968.409**	**0**	**0**	**0**	**0**	**36.968.409**
402	01	00	00	Productos alimenticios y agropecuarios	120.000	0	0	0	0	120.000
402	01	01	00	Alimentos y bebidas para personas	120.000	0	0	0	0	120.000
402	05	00	00	Productos de papel, cartón e impresos	1.406.960	0	0	0	0	1.406.960
402	05	03	00	Productos de papel y cartón para oficina	600.000	0	0	0	0	600.000
402	05	06	00	Productos de papel y cartón para computación	600.000	0	0	0	0	600.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	161.960	0	0	0	0	161.960
402	05	99	00	Otros productos de pulpa, papel y cartón	45.000	0	0	0	0	45.000
402	06	00	00	Productos químicos y derivados	32.441.449	0	0	0	0	32.441.449
402	06	04	00	Productos farmacéuticos y medicamentos	32.441.449	0	0	0	0	32.441.449
402	10	00	00	Productos varios y útiles diversos	3.000.000	0	0	0	0	3.000.000
402	10	08	00	Materiales para equipos de computación	3.000.000	0	0	0	0	3.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.144.209**	**0**	**0**	**0**	**0**	**5.144.209**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.482.040	0	0	0	0	1.482.040
403	10	99	00	Otros servicios profesionales y técnicos	1.482.040	0	0	0	0	1.482.040
403	18	00	00	Impuestos indirectos	3.662.169	0	0	0	0	3.662.169
403	18	01	00	Impuesto al valor agregado	3.662.169	0	0	0	0	3.662.169
404	**00**	**00**	**00**	**Activos reales**	**2.311.000**	**0**	**0**	**0**	**0**	**2.311.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.570.000	0	0	0	0	1.570.000
404	09	01	00	Mobiliario y equipos de oficina	980.000	0	0	0	0	980.000
404	09	02	00	Equipos de computación	490.000	0	0	0	0	490.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	100.000
404	12	00	00	Activos intangibles	741.000	0	0	0	0	741.000
404	12	04	00	Paquetes y programas de computación	240.000	0	0	0	0	240.000
404	12	05	00	Estudios y proyectos	501.000	0	0	0	0	501.000
				Totales	**46.103.618**	**0**	**0**	**0**	**0**	**46.103.618**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127994 540239000 FORTALECIMIENTO DEL SISTEMA INTEGRAL DE SUMINISTRO DE INSUMOS PARA LA SALUD.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA INTEGRAL DE SUMINISTRO DE INSUMOS PARA LA SALUD, MEDIANTE ACCIONES QUE PERMITAN GARANTIZAR UN ACCESO OPORTUNO Y EFICIENTE DE ESTOS INSUMOS POR PARTE DE LA POBLACIÓN NACIONAL.

UNIDAD DE MEDIDA: PLAN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURA, ALMACENAMIENTO Y DISTRIBUCIÓN DE INSUMOS **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127994 540239000 FORTALECIMIENTO DEL SISTEMA INTEGRAL DE SUMINISTRO DE INSUMOS PARA LA SALUD.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA INTEGRAL DE SUMINISTRO DE INSUMOS PARA LA SALUD, MEDIANTE ACCIONES QUE PERMITAN GARANTIZAR UN ACCESO OPORTUNO Y EFICIENTE DE ESTOS INSUMOS POR PARTE DE LA POBLACIÓN NACIONAL.

UNIDAD DE MEDIDA: PLAN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURA, ALMACENAMIENTO Y DISTRIBUCIÓN DE INSUMOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540239001 DETECCIÓN DE NECESIDADES DE MEDICAMENTOS E INSUMOS MÉDICOS EN EL PAÍS

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURA, ALMACENAMIENTO Y DISTRIBUCIÓN DE INSUMOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**592.584**	**0**	**0**	**0**	**0**	**592.584**
402	01	00	00	Productos alimenticios y agropecuarios	120.000	0	0	0	0	120.000
402	01	01	00	Alimentos y bebidas para personas	120.000	0	0	0	0	120.000
402	05	00	00	Productos de papel, cartón e impresos	472.584	0	0	0	0	472.584
402	05	03	00	Productos de papel y cartón para oficina	230.000	0	0	0	0	230.000
402	05	06	00	Productos de papel y cartón para computación	230.000	0	0	0	0	230.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.584	0	0	0	0	3.584
402	05	99	00	Otros productos de pulpa, papel y cartón	9.000	0	0	0	0	9.000
				Totales	**592.584**	**0**	**0**	**0**	**0**	**592.584**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127994 540239000 FORTALECIMIENTO DEL SISTEMA INTEGRAL DE SUMINISTRO DE INSUMOS PARA LA SALUD.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA INTEGRAL DE SUMINISTRO DE INSUMOS PARA LA SALUD, MEDIANTE ACCIONES QUE PERMITAN GARANTIZAR UN ACCESO OPORTUNO Y EFICIENTE DE ESTOS INSUMOS POR PARTE DE LA POBLACIÓN NACIONAL.

UNIDAD DE MEDIDA: PLAN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURA, ALMACENAMIENTO Y DISTRIBUCIÓN DE INSUMOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540239002 DISEÑO DEL PLAN DE SUMINISTRO

UNIDAD DE MEDIDA: PLAN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURA, ALMACENAMIENTO Y DISTRIBUCIÓN DE INSUMOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**32.959.525**	**0**	**0**	**0**	**0**	**32.959.525**
402	05	00	00	Productos de papel, cartón e impresos	518.076	0	0	0	0	518.076
402	05	03	00	Productos de papel y cartón para oficina	220.000	0	0	0	0	220.000
402	05	06	00	Productos de papel y cartón para computación	220.000	0	0	0	0	220.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	60.076	0	0	0	0	60.076
402	05	99	00	Otros productos de pulpa, papel y cartón	18.000	0	0	0	0	18.000
402	06	00	00	Productos químicos y derivados	32.441.449	0	0	0	0	32.441.449
402	06	04	00	Productos farmacéuticos y medicamentos	32.441.449	0	0	0	0	32.441.449
403	**00**	**00**	**00**	**Servicios no personales**	**3.662.169**	**0**	**0**	**0**	**0**	**3.662.169**
403	18	00	00	Impuestos indirectos	3.662.169	0	0	0	0	3.662.169
403	18	01	00	Impuesto al valor agregado	3.662.169	0	0	0	0	3.662.169
				Totales	**36.621.694**	**0**	**0**	**0**	**0**	**36.621.694**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127994 540239000 FORTALECIMIENTO DEL SISTEMA INTEGRAL DE SUMINISTRO DE INSUMOS PARA LA SALUD.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA INTEGRAL DE SUMINISTRO DE INSUMOS PARA LA SALUD, MEDIANTE ACCIONES QUE PERMITAN GARANTIZAR UN ACCESO OPORTUNO Y EFICIENTE DE ESTOS INSUMOS POR PARTE DE LA POBLACIÓN NACIONAL.

UNIDAD DE MEDIDA: PLAN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURA, ALMACENAMIENTO Y DISTRIBUCIÓN DE INSUMOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540239003 DISEÑO E IMPLEMENTACIÓN DE UN PROGRAMA DE DISTRIBUCIÓN DE INSUMOS PARA LA SALUD

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURA, ALMACENAMIENTO Y DISTRIBUCIÓN DE INSUMOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.370.336**	**0**	**0**	**0**	**0**	**2.370.336**
402	05	00	00	Productos de papel, cartón e impresos	370.336	0	0	0	0	370.336
402	05	03	00	Productos de papel y cartón para oficina	150.000	0	0	0	0	150.000
402	05	06	00	Productos de papel y cartón para computación	150.000	0	0	0	0	150.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	61.336	0	0	0	0	61.336
402	05	99	00	Otros productos de pulpa, papel y cartón	9.000	0	0	0	0	9.000
402	10	00	00	Productos varios y útiles diversos	2.000.000	0	0	0	0	2.000.000
402	10	08	00	Materiales para equipos de computación	2.000.000	0	0	0	0	2.000.000
				Totales	**2.370.336**	**0**	**0**	**0**	**0**	**2.370.336**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127994 540239000 FORTALECIMIENTO DEL SISTEMA INTEGRAL DE SUMINISTRO DE INSUMOS PARA LA SALUD.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA INTEGRAL DE SUMINISTRO DE INSUMOS PARA LA SALUD, MEDIANTE ACCIONES QUE PERMITAN GARANTIZAR UN ACCESO OPORTUNO Y EFICIENTE DE ESTOS INSUMOS POR PARTE DE LA POBLACIÓN NACIONAL.

UNIDAD DE MEDIDA: PLAN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURA, ALMACENAMIENTO Y DISTRIBUCIÓN DE INSUMOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540239004 CONFORMACIÓN DE LA SALA SITUACIONAL DE MONITOREO Y EVALUACIÓN DE SUMINISTRO DE INSUMOS PARA LA SALUD.

UNIDAD DE MEDIDA: SALA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURA, ALMACENAMIENTO Y DISTRIBUCIÓN DE INSUMOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.680.000**	**0**	**0**	**0**	**0**	**1.680.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.680.000	0	0	0	0	1.680.000
401	01	18	00	Remuneraciones al personal contratado	1.680.000	0	0	0	0	1.680.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.680.000	0	0	0	0	1.680.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.045.964**	**0**	**0**	**0**	**0**	**1.045.964**
402	05	00	00	Productos de papel, cartón e impresos	45.964	0	0	0	0	45.964
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	36.964	0	0	0	0	36.964
402	05	99	00	Otros productos de pulpa, papel y cartón	9.000	0	0	0	0	9.000
402	10	00	00	Productos varios y útiles diversos	1.000.000	0	0	0	0	1.000.000
402	10	08	00	Materiales para equipos de computación	1.000.000	0	0	0	0	1.000.000
404	**00**	**00**	**00**	**Activos reales**	**2.311.000**	**0**	**0**	**0**	**0**	**2.311.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.570.000	0	0	0	0	1.570.000
404	09	01	00	Mobiliario y equipos de oficina	980.000	0	0	0	0	980.000
404	09	02	00	Equipos de computación	490.000	0	0	0	0	490.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	100.000
404	12	00	00	Activos intangibles	741.000	0	0	0	0	741.000
404	12	04	00	Paquetes y programas de computación	240.000	0	0	0	0	240.000
404	12	05	00	Estudios y proyectos	501.000	0	0	0	0	501.000
				Totales	**5.036.964**	**0**	**0**	**0**	**0**	**5.036.964**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127994 540239000 FORTALECIMIENTO DEL SISTEMA INTEGRAL DE SUMINISTRO DE INSUMOS PARA LA SALUD.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA INTEGRAL DE SUMINISTRO DE INSUMOS PARA LA SALUD, MEDIANTE ACCIONES QUE PERMITAN GARANTIZAR UN ACCESO OPORTUNO Y EFICIENTE DE ESTOS INSUMOS POR PARTE DE LA POBLACIÓN NACIONAL.

UNIDAD DE MEDIDA: PLAN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURA, ALMACENAMIENTO Y DISTRIBUCIÓN DE INSUMOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540239005 DESARROLLO DE UNA CAMPAÑA DE CONCIENTIZACIÓN PARA EL USO RACIONAL Y EFICIENTE DE LOS MEDICAMENTOS.

UNIDAD DE MEDIDA: CAMPAÑA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURA, ALMACENAMIENTO Y DISTRIBUCIÓN DE INSUMOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.482.040**	**0**	**0**	**0**	**0**	**1.482.040**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.482.040	0	0	0	0	1.482.040
403	10	99	00	Otros servicios profesionales y técnicos	1.482.040	0	0	0	0	1.482.040
				Totales	**1.482.040**	**0**	**0**	**0**	**0**	**1.482.040**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127914 540240000 ARTICULACIÓN DE LA RED INTEGRADA DE SALUD PARA EL SISTEMA PÚBLICO NACIONAL DE SALUD

OBJETIVO DEL PROYECTO: ARTICULAR LA RED INTEGRADA DE SALUD COMO FORMA DE ORGANIZACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD, EN LOS ÁMBITOS SELECCIONADOS EN CADA UNA DE LAS ENTIDADES FEDERALES.

UNIDAD DE MEDIDA: RED **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ARTICULACIÓN DE PROGRAMAS, SERVICIOS Y REDES DE SALUD **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**925.470**	**0**	**0**	**0**	**0**	**925.470**
402	01	00	00	Productos alimenticios y agropecuarios	925.470	0	0	0	0	925.470
402	01	01	00	Alimentos y bebidas para personas	925.470	0	0	0	0	925.470
403	**00**	**00**	**00**	**Servicios no personales**	**963.526**	**0**	**0**	**0**	**0**	**963.526**
403	09	00	00	Viáticos y pasajes	570.850	0	0	0	0	570.850
403	09	01	00	Viáticos y pasajes dentro del país	570.850	0	0	0	0	570.850
403	18	00	00	Impuestos indirectos	392.676	0	0	0	0	392.676
403	18	01	00	Impuesto al valor agregado	392.676	0	0	0	0	392.676
				Totales	**1.888.996**	**0**	**0**	**0**	**0**	**1.888.996**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 54 - 262

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127914 540240000 ARTICULACIÓN DE LA RED INTEGRADA DE SALUD PARA EL SISTEMA PÚBLICO NACIONAL DE SALUD

OBJETIVO DEL PROYECTO: ARTICULAR LA RED INTEGRADA DE SALUD COMO FORMA DE ORGANIZACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD, EN LOS ÁMBITOS SELECCIONADOS EN CADA UNA DE LAS ENTIDADES FEDERALES.

UNIDAD DE MEDIDA: RED **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ARTICULACIÓN DE PROGRAMAS, SERVICIOS Y REDES DE SALUD **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127914 540240000 ARTICULACIÓN DE LA RED INTEGRADA DE SALUD PARA EL SISTEMA PÚBLICO NACIONAL DE SALUD

OBJETIVO DEL PROYECTO: ARTICULAR LA RED INTEGRADA DE SALUD COMO FORMA DE ORGANIZACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD, EN LOS ÁMBITOS SELECCIONADOS EN CADA UNA DE LAS ENTIDADES FEDERALES.

UNIDAD DE MEDIDA: RED **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ARTICULACIÓN DE PROGRAMAS, SERVICIOS Y REDES DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540240001 DEFINICIÓN, ESTRUCTURACIÓN E INSTALACIÓN DE LA RED INTEGRADA DE SALUD EN LAS ENTIDADES FEDERALES

UNIDAD DE MEDIDA: RED **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ARTICULACIÓN DE PROGRAMAS, SERVICIOS Y REDES DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**963.526**	**0**	**0**	**0**	**0**	**963.526**
403	09	00	00	Viáticos y pasajes	570.850	0	0	0	0	570.850
403	09	01	00	Viáticos y pasajes dentro del país	570.850	0	0	0	0	570.850
403	18	00	00	Impuestos indirectos	392.676	0	0	0	0	392.676
403	18	01	00	Impuesto al valor agregado	392.676	0	0	0	0	392.676
				Totales	**963.526**	**0**	**0**	**0**	**0**	**963.526**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127914 540240000 ARTICULACIÓN DE LA RED INTEGRADA DE SALUD PARA EL SISTEMA PÚBLICO NACIONAL DE SALUD

OBJETIVO DEL PROYECTO: ARTICULAR LA RED INTEGRADA DE SALUD COMO FORMA DE ORGANIZACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD, EN LOS ÁMBITOS SELECCIONADOS EN CADA UNA DE LAS ENTIDADES FEDERALES.

UNIDAD DE MEDIDA: RED **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ARTICULACIÓN DE PROGRAMAS, SERVICIOS Y REDES DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540240002 ESTABLECIMIENTO DEL SISTEMA DE REFERENCIA Y CONTRARREFERENCIA MÉDICA Y COMUNAL EN LOS ÁMBITOS SELECCIONADOS

UNIDAD DE MEDIDA: PLAN **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ARTICULACIÓN DE PROGRAMAS, SERVICIOS Y REDES DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**925.470**	**0**	**0**	**0**	**0**	**925.470**
402	01	00	00	Productos alimenticios y agropecuarios	925.470	0	0	0	0	925.470
402	01	01	00	Alimentos y bebidas para personas	925.470	0	0	0	0	925.470
				Totales	**925.470**	**0**	**0**	**0**	**0**	**925.470**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127920 540241000 PARTICIPACIÓN PROTAGÓNICA DEL PODER POPULAR EN LA SALUD.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PARTICIPACIÓN PROTAGÓNICA A TRAVÉS DE LA ARTICULACIÓN DE LAS COORDINACIONES ESTADALES PARA LA PARTICIPACIÓN EN SALUD Y DE LAS INSTANCIAS DEL PODER POPULAR, IMPULSANDO LA PARTICIPACIÓN DEL SISTEMA DE AGREGACIÓN COMUNAL EN EL SISTEMA PÚBLICO NACIONAL DE SALUD, PARA GARANTIZAR EL DERECHO A LA SALUD Y LA PROMOCIÓN DEL VIVIR BIEN SOCIAL.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROMOCIÓN Y PARTICIPACIÓN POPULAR EN SALUD **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**133.392**	**0**	**0**	**0**	**0**	**133.392**
401	01	00	00	Sueldos, salarios y otras retribuciones	90.638	0	0	0	0	90.638
401	01	18	00	Remuneraciones al personal contratado	90.638	0	0	0	0	90.638
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	90.638	0	0	0	0	90.638
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	26.054	0	0	0	0	26.054
401	05	07	00	Aguinaldos al personal contratado	15.032	0	0	0	0	15.032
401	05	08	00	Bono vacacional al personal contratado	11.022	0	0	0	0	11.022
401	08	00	00	Prestaciones sociales e indemnizaciones	16.700	0	0	0	0	16.700
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	16.700	0	0	0	0	16.700
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**252.139**	**0**	**0**	**0**	**0**	**252.139**
402	01	00	00	Productos alimenticios y agropecuarios	128.139	0	0	0	0	128.139
402	01	01	00	Alimentos y bebidas para personas	128.139	0	0	0	0	128.139
402	03	00	00	Textiles y vestuarios	75.000	0	0	0	0	75.000
402	03	02	00	Prendas de vestir	75.000	0	0	0	0	75.000
402	04	00	00	Productos de cuero y caucho	30.000	0	0	0	0	30.000
402	04	03	00	Cauchos y tripas para vehículos	30.000	0	0	0	0	30.000
402	05	00	00	Productos de papel, cartón e impresos	19.000	0	0	0	0	19.000
402	05	03	00	Productos de papel y cartón para oficina	19.000	0	0	0	0	19.000
403	**00**	**00**	**00**	**Servicios no personales**	**252.139**	**0**	**0**	**0**	**0**	**252.139**
403	01	00	00	Alquileres de inmuebles	30.000	0	0	0	0	30.000
403	01	01	00	Alquileres de edificios y locales	30.000	0	0	0	0	30.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	59.000	0	0	0	0	59.000
403	07	02	00	Imprenta y reproducción	34.000	0	0	0	0	34.000
403	07	03	00	Relaciones sociales	25.000	0	0	0	0	25.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	63.139	0	0	0	0	63.139
403	18	01	00	Impuesto al valor agregado	63.139	0	0	0	0	63.139
				Totales	**637.670**	**0**	**0**	**0**	**0**	**637.670**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

54 - 266

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127920 540241000 PARTICIPACIÓN PROTAGÓNICA DEL PODER POPULAR EN LA SALUD.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PARTICIPACIÓN PROTAGÓNICA A TRAVÉS DE LA ARTICULACIÓN DE LAS COORDINACIONES ESTADALES PARA LA PARTICIPACIÓN EN SALUD Y DE LAS INSTANCIAS DEL PODER POPULAR, IMPULSANDO LA PARTICIPACIÓN DEL SISTEMA DE AGREGACIÓN COMUNAL EN EL SISTEMA PÚBLICO NACIONAL DE SALUD, PARA GARANTIZAR EL DERECHO A LA SALUD Y LA PROMOCIÓN DEL VIVIR BIEN SOCIAL.

UNIDAD DE MEDIDA: COORDINACIÓN

META: 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROMOCIÓN Y PARTICIPACIÓN POPULAR EN SALUD

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127920 540241000 PARTICIPACIÓN PROTAGÓNICA DEL PODER POPULAR EN LA SALUD.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PARTICIPACIÓN PROTAGÓNICA A TRAVÉS DE LA ARTICULACIÓN DE LAS COORDINACIONES ESTADALES PARA LA PARTICIPACIÓN EN SALUD Y DE LAS INSTANCIAS DEL PODER POPULAR, IMPULSANDO LA PARTICIPACIÓN DEL SISTEMA DE AGREGACIÓN COMUNAL EN EL SISTEMA PÚBLICO NACIONAL DE SALUD, PARA GARANTIZAR EL DERECHO A LA SALUD Y LA PROMOCIÓN DEL VIVIR BIEN SOCIAL.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROMOCIÓN Y PARTICIPACIÓN POPULAR EN SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540241001 DESARROLLO DE PROCESOS DE ACOMPAÑAMIENTO DE LAS COORDINACIONES ESTADALES DE PARTICIPACIÓN COMUNAL.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROMOCIÓN Y PARTICIPACIÓN POPULAR EN SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**203.139**	**0**	**0**	**0**	**0**	**203.139**
402	01	00	00	Productos alimenticios y agropecuarios	98.139	0	0	0	0	98.139
402	01	01	00	Alimentos y bebidas para personas	98.139	0	0	0	0	98.139
402	03	00	00	Textiles y vestuarios	75.000	0	0	0	0	75.000
402	03	02	00	Prendas de vestir	75.000	0	0	0	0	75.000
402	04	00	00	Productos de cuero y caucho	30.000	0	0	0	0	30.000
402	04	03	00	Cauchos y tripas para vehículos	30.000	0	0	0	0	30.000
403	00	00	00	**Servicios no personales**	**203.139**	**0**	**0**	**0**	**0**	**203.139**
403	01	00	00	Alquileres de inmuebles	30.000	0	0	0	0	30.000
403	01	01	00	Alquileres de edificios y locales	30.000	0	0	0	0	30.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	50.000	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	25.000	0	0	0	0	25.000
403	07	03	00	Relaciones sociales	25.000	0	0	0	0	25.000
403	09	00	00	Viáticos y pasajes	80.000	0	0	0	0	80.000
403	09	01	00	Viáticos y pasajes dentro del país	80.000	0	0	0	0	80.000
403	18	00	00	Impuestos indirectos	43.139	0	0	0	0	43.139
403	18	01	00	Impuesto al valor agregado	43.139	0	0	0	0	43.139
				Totales	**406.278**	**0**	**0**	**0**	**0**	**406.278**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127920 540241000 PARTICIPACIÓN PROTAGÓNICA DEL PODER POPULAR EN LA SALUD.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA PARTICIPACIÓN PROTAGÓNICA A TRAVÉS DE LA ARTICULACIÓN DE LAS COORDINACIONES ESTADALES PARA LA PARTICIPACIÓN EN SALUD Y DE LAS INSTANCIAS DEL PODER POPULAR, IMPULSANDO LA PARTICIPACIÓN DEL SISTEMA DE AGREGACIÓN COMUNAL EN EL SISTEMA PÚBLICO NACIONAL DE SALUD, PARA GARANTIZAR EL DERECHO A LA SALUD Y LA PROMOCIÓN DEL VIVIR BIEN SOCIAL.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROMOCIÓN Y PARTICIPACIÓN POPULAR EN SALUD **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 540241002 REALIZACIÓN DE CAMPAÑAS DE DIFUSIÓN Y DIVULGACIÓN DE CONOCIMIENTOS PARA LA PARTICIPACIÓN COMUNAL DE LOS COMITÉS DE SALUD Y OTRAS ORGANIZACIONES SOCIALES.

UNIDAD DE MEDIDA: CAMPAÑA **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROMOCIÓN Y PARTICIPACIÓN POPULAR EN SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**133.392**	**0**	**0**	**0**	**0**	**133.392**
401	01	00	00	Sueldos, salarios y otras retribuciones	90.638	0	0	0	0	90.638
401	01	18	00	Remuneraciones al personal contratado	90.638	0	0	0	0	90.638
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	90.638	0	0	0	0	90.638
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	26.054	0	0	0	0	26.054
401	05	07	00	Aguinaldos al personal contratado	15.032	0	0	0	0	15.032
401	05	08	00	Bono vacacional al personal contratado	11.022	0	0	0	0	11.022
401	08	00	00	Prestaciones sociales e indemnizaciones	16.700	0	0	0	0	16.700
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	16.700	0	0	0	0	16.700
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**49.000**	**0**	**0**	**0**	**0**	**49.000**
402	01	00	00	Productos alimenticios y agropecuarios	30.000	0	0	0	0	30.000
402	01	01	00	Alimentos y bebidas para personas	30.000	0	0	0	0	30.000
402	05	00	00	Productos de papel, cartón e impresos	19.000	0	0	0	0	19.000
402	05	03	00	Productos de papel y cartón para oficina	19.000	0	0	0	0	19.000
403	**00**	**00**	**00**	**Servicios no personales**	**49.000**	**0**	**0**	**0**	**0**	**49.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	9.000	0	0	0	0	9.000
403	07	02	00	Imprenta y reproducción	9.000	0	0	0	0	9.000
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	20.000	0	0	0	0	20.000
403	18	01	00	Impuesto al valor agregado	20.000	0	0	0	0	20.000
				Totales	**231.392**	**0**	**0**	**0**	**0**	**231.392**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127900 540242000 ATENCIÓN Y PROMOCIÓN EN SALUD INTERCULTURAL PARA EL VIVIR BIEN DE LOS PUEBLOS INDÍGENAS, AFRODESCENDIENTES Y CON OTRAS ESPECIFIDADES CULTURALES.

OBJETIVO DEL PROYECTO: AMPLIAR LA ATENCIÓN Y PROMOCIÓN DE LA SALUD A TRAVÉS DE LA EXPANSIÓN DE LOS SERVICIOS CON PERTINENCIA INTERCULTURAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD A FIN DE CERRAR BRECHAS E INEQUIDADES SOCIALES EXISTENTES EN LA POBLACIÓN INDÍGENA Y AFRODESCENDIENTES.

UNIDAD DE MEDIDA: SERVICIO

META: 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INDÍGENA, INTERCULTURAL Y TERAPIAS COMPLEMENTARIAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.068.295**	**0**	**0**	**0**	**0**	**1.068.295**
401	01	00	00	Sueldos, salarios y otras retribuciones	510.120	0	0	0	0	510.120
401	01	18	00	Remuneraciones al personal contratado	510.120	0	0	0	0	510.120
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	510.120	0	0	0	0	510.120
401	04	00	00	Complementos de sueldos y salarios	228.600	0	0	0	0	228.600
401	04	26	00	Bono compensatorio de alimentación al personal contratado	228.600	0	0	0	0	228.600
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	154.095	0	0	0	0	154.095
401	05	07	00	Aguinaldos al personal contratado	132.840	0	0	0	0	132.840
401	05	08	00	Bono vacacional al personal contratado	21.255	0	0	0	0	21.255
401	07	00	00	Asistencia socio-económica	64.780	0	0	0	0	64.780
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	64.780	0	0	0	0	64.780
401	08	00	00	Prestaciones sociales e indemnizaciones	110.700	0	0	0	0	110.700
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	110.700	0	0	0	0	110.700
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.963.221**	**0**	**0**	**0**	**0**	**1.963.221**
402	01	00	00	Productos alimenticios y agropecuarios	82.040	0	0	0	0	82.040
402	01	01	00	Alimentos y bebidas para personas	82.040	0	0	0	0	82.040
402	03	00	00	Textiles y vestuarios	94.000	0	0	0	0	94.000
402	03	01	00	Textiles	34.400	0	0	0	0	34.400
402	03	02	00	Prendas de vestir	59.600	0	0	0	0	59.600
402	04	00	00	Productos de cuero y caucho	168.000	0	0	0	0	168.000
402	04	03	00	Cauchos y tripas para vehículos	168.000	0	0	0	0	168.000
402	05	00	00	Productos de papel, cartón e impresos	642.211	0	0	0	0	642.211
402	05	01	00	Pulpa de madera, papel y cartón	27.471	0	0	0	0	27.471
402	05	03	00	Productos de papel y cartón para oficina	173.040	0	0	0	0	173.040
402	05	04	00	Libros, revistas y periódicos	113.500	0	0	0	0	113.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	328.200	0	0	0	0	328.200
402	06	00	00	Productos químicos y derivados	185.680	0	0	0	0	185.680
402	06	03	00	Tintas, pinturas y colorantes	39.600	0	0	0	0	39.600
402	06	04	00	Productos farmacéuticos y medicamentos	10.600	0	0	0	0	10.600
402	06	06	00	Combustibles y lubricantes	99.000	0	0	0	0	99.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127900 540242000 ATENCIÓN Y PROMOCIÓN EN SALUD INTERCULTURAL PARA EL VIVIR BIEN DE LOS PUEBLOS INDÍGENAS, AFRODESCENDIENTES Y CON OTRAS ESPECIFIDADES CULTURALES.

OBJETIVO DEL PROYECTO: AMPLIAR LA ATENCIÓN Y PROMOCIÓN DE LA SALUD A TRAVÉS DE LA EXPANSIÓN DE LOS SERVICIOS CON PERTINENCIA INTERCULTURAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD A FIN DE CERRAR BRECHAS E INEQUIDADES SOCIALES EXISTENTES EN LA POBLACIÓN INDÍGENA Y AFRODESCENDIENTES.

UNIDAD DE MEDIDA: SERVICIO **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INDÍGENA, INTERCULTURAL Y TERAPIAS COMPLEMENTARIAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	08	00	Productos plásticos	36.480	0	0	0	0	36.480
402	08	00	00	Productos metálicos	226.600	0	0	0	0	226.600
402	08	09	00	Repuestos y accesorios para equipos de transporte	226.600	0	0	0	0	226.600
402	10	00	00	Productos varios y útiles diversos	564.690	0	0	0	0	564.690
402	10	02	00	Materiales y útiles de limpieza y aseo	12.720	0	0	0	0	12.720
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	150.870	0	0	0	0	150.870
402	10	08	00	Materiales para equipos de computación	387.200	0	0	0	0	387.200
402	10	11	00	Materiales eléctricos	13.900	0	0	0	0	13.900
403	**00**	**00**	**00**	**Servicios no personales**	**1.797.681**	**0**	**0**	**0**	**0**	**1.797.681**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.400	0	0	0	0	2.400
403	07	02	00	Imprenta y reproducción	2.400	0	0	0	0	2.400
403	09	00	00	Viáticos y pasajes	788.480	0	0	0	0	788.480
403	09	01	00	Viáticos y pasajes dentro del país	788.480	0	0	0	0	788.480
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	312.000	0	0	0	0	312.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	312.000	0	0	0	0	312.000
403	18	00	00	Impuestos indirectos	694.801	0	0	0	0	694.801
403	18	01	00	Impuesto al valor agregado	694.801	0	0	0	0	694.801
404	**00**	**00**	**00**	**Activos reales**	**2.087.320**	**0**	**0**	**0**	**0**	**2.087.320**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	12.000	0	0	0	0	12.000
404	01	01	00	Repuestos mayores	12.000	0	0	0	0	12.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	12.000	0	0	0	0	12.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	95.000	0	0	0	0	95.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	95.000	0	0	0	0	95.000
404	04	00	00	Equipos de transporte, tracción y elevación	1.047.911	0	0	0	0	1.047.911
404	04	03	00	Equipos marítimos de transporte	1.047.911	0	0	0	0	1.047.911
404	05	00	00	Equipos de comunicaciones y de señalamiento	220.000	0	0	0	0	220.000
404	05	01	00	Equipos de telecomunicaciones	220.000	0	0	0	0	220.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	402.377	0	0	0	0	402.377
404	07	01	00	Equipos científicos y de laboratorio	233.021	0	0	0	0	233.021
404	07	02	00	Equipos de enseñanza, deporte y recreación	169.356	0	0	0	0	169.356

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127900 540242000 ATENCIÓN Y PROMOCIÓN EN SALUD INTERCULTURAL PARA EL VIVIR BIEN DE LOS PUEBLOS INDÍGENAS, AFRODESCENDIENTES Y CON OTRAS ESPECIFIDADES CULTURALES.

OBJETIVO DEL PROYECTO: AMPLIAR LA ATENCIÓN Y PROMOCIÓN DE LA SALUD A TRAVÉS DE LA EXPANSIÓN DE LOS SERVICIOS CON PERTINENCIA INTERCULTURAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD A FIN DE CERRAR BRECHAS E INEQUIDADES SOCIALES EXISTENTES EN LA POBLACIÓN INDÍGENA Y AFRODESCENDIENTES.

UNIDAD DE MEDIDA: SERVICIO **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INDÍGENA, INTERCULTURAL Y TERAPIAS COMPLEMENTARIAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	310.032	0	0	0	0	310.032
404	09	01	00	Mobiliario y equipos de oficina	98.532	0	0	0	0	98.532
404	09	02	00	Equipos de computación	121.500	0	0	0	0	121.500
404	09	03	00	Mobiliario y equipos de alojamiento	90.000	0	0	0	0	90.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.238.400**	**0**	**0**	**0**	**0**	**1.238.400**
407	01	00	00	Transferencias y donaciones corrientes internas	1.238.400	0	0	0	0	1.238.400
407	01	01	00	Transferencias corrientes internas al sector privado	1.238.400	0	0	0	0	1.238.400
407	01	01	04	Becas universitarias en el país	1.238.400	0	0	0	0	1.238.400
				Totales	**8.154.917**	**0**	**0**	**0**	**0**	**8.154.917**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127900 540242000 ATENCIÓN Y PROMOCIÓN EN SALUD INTERCULTURAL PARA EL VIVIR BIEN DE LOS PUEBLOS INDÍGENAS, AFRODESCENDIENTES Y CON OTRAS ESPECIFIDADES CULTURALES.

OBJETIVO DEL PROYECTO: AMPLIAR LA ATENCIÓN Y PROMOCIÓN DE LA SALUD A TRAVÉS DE LA EXPANSIÓN DE LOS SERVICIOS CON PERTINENCIA INTERCULTURAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD A FIN DE CERRAR BRECHAS E INEQUIDADES SOCIALES EXISTENTES EN LA POBLACIÓN INDÍGENA Y AFRODESCENDIENTES.

UNIDAD DE MEDIDA: SERVICIO **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INDÍGENA, INTERCULTURAL Y TERAPIAS COMPLEMENTARIAS **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127900 540242000 ATENCIÓN Y PROMOCIÓN EN SALUD INTERCULTURAL PARA EL VIVIR BIEN DE LOS PUEBLOS INDÍGENAS, AFRODESCENDIENTES Y CON OTRAS ESPECIFIDADES CULTURALES.

OBJETIVO DEL PROYECTO: AMPLIAR LA ATENCIÓN Y PROMOCIÓN DE LA SALUD A TRAVÉS DE LA EXPANSIÓN DE LOS SERVICIOS CON PERTINENCIA INTERCULTURAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD A FIN DE CERRAR BRECHAS E INEQUIDADES SOCIALES EXISTENTES EN LA POBLACIÓN INDÍGENA Y AFRODESCENDIENTES.

UNIDAD DE MEDIDA: SERVICIO **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INDÍGENA, INTERCULTURAL Y TERAPIAS COMPLEMENTARIAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540242001 MANTENIMIENTO DE LOS SERVICIOS DE ATENCIÓN Y ORIENTACIÓN AL PACIENTE INDÍGENA EN HOSPITALES Y CENTRO DE DIAGNÓSTICO INTEGRAL (CDI)

UNIDAD DE MEDIDA: SERVICIO **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INDÍGENA, INTERCULTURAL Y TERAPIAS COMPLEMENTARIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.068.295**	**0**	**0**	**0**	**0**	**1.068.295**
401	01	00	00	Sueldos, salarios y otras retribuciones	510.120	0	0	0	0	510.120
401	01	18	00	Remuneraciones al personal contratado	510.120	0	0	0	0	510.120
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	510.120	0	0	0	0	510.120
401	04	00	00	Complementos de sueldos y salarios	228.600	0	0	0	0	228.600
401	04	26	00	Bono compensatorio de alimentación al personal contratado	228.600	0	0	0	0	228.600
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	154.095	0	0	0	0	154.095
401	05	07	00	Aguinaldos al personal contratado	132.840	0	0	0	0	132.840
401	05	08	00	Bono vacacional al personal contratado	21.255	0	0	0	0	21.255
401	07	00	00	Asistencia socio-económica	64.780	0	0	0	0	64.780
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	64.780	0	0	0	0	64.780
401	08	00	00	Prestaciones sociales e indemnizaciones	110.700	0	0	0	0	110.700
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	110.700	0	0	0	0	110.700
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.520.570**	**0**	**0**	**0**	**0**	**1.520.570**
402	01	00	00	Productos alimenticios y agropecuarios	75.960	0	0	0	0	75.960
402	01	01	00	Alimentos y bebidas para personas	75.960	0	0	0	0	75.960
402	03	00	00	Textiles y vestuarios	68.800	0	0	0	0	68.800
402	03	01	00	Textiles	33.200	0	0	0	0	33.200
402	03	02	00	Prendas de vestir	35.600	0	0	0	0	35.600
402	04	00	00	Productos de cuero y caucho	132.000	0	0	0	0	132.000
402	04	03	00	Cauchos y tripas para vehículos	132.000	0	0	0	0	132.000
402	05	00	00	Productos de papel, cartón e impresos	586.470	0	0	0	0	586.470
402	05	01	00	Pulpa de madera, papel y cartón	21.180	0	0	0	0	21.180
402	05	03	00	Productos de papel y cartón para oficina	140.730	0	0	0	0	140.730
402	05	04	00	Libros, revistas y periódicos	112.000	0	0	0	0	112.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127900 540242000 ATENCIÓN Y PROMOCIÓN EN SALUD INTERCULTURAL PARA EL VIVIR BIEN DE LOS PUEBLOS INDÍGENAS, AFRODESCENDIENTES Y CON OTRAS ESPECIFIDADES CULTURALES.

OBJETIVO DEL PROYECTO: AMPLIAR LA ATENCIÓN Y PROMOCIÓN DE LA SALUD A TRAVÉS DE LA EXPANSIÓN DE LOS SERVICIOS CON PERTINENCIA INTERCULTURAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD A FIN DE CERRAR BRECHAS E INEQUIDADES SOCIALES EXISTENTES EN LA POBLACIÓN INDÍGENA Y AFRODESCENDIENTES.

UNIDAD DE MEDIDA: SERVICIO **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INDÍGENA, INTERCULTURAL Y TERAPIAS COMPLEMENTARIAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540242001 MANTENIMIENTO DE LOS SERVICIOS DE ATENCIÓN Y ORIENTACIÓN AL PACIENTE INDÍGENA EN HOSPITALES Y CENTRO DE DIAGNÓSTICO INTEGRAL (CDI)

UNIDAD DE MEDIDA: SERVICIO **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INDÍGENA, INTERCULTURAL Y TERAPIAS COMPLEMENTARIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	312.560	0	0	0	0	312.560
402	06	00	00	Productos químicos y derivados	144.750	0	0	0	0	144.750
402	06	03	00	Tintas, pinturas y colorantes	33.600	0	0	0	0	33.600
402	06	06	00	Combustibles y lubricantes	77.880	0	0	0	0	77.880
402	06	08	00	Productos plásticos	33.270	0	0	0	0	33.270
402	08	00	00	Productos metálicos	158.000	0	0	0	0	158.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	158.000	0	0	0	0	158.000
402	10	00	00	Productos varios y útiles diversos	354.590	0	0	0	0	354.590
402	10	02	00	Materiales y útiles de limpieza y aseo	6.240	0	0	0	0	6.240
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	136.050	0	0	0	0	136.050
402	10	08	00	Materiales para equipos de computación	204.400	0	0	0	0	204.400
402	10	11	00	Materiales eléctricos	7.900	0	0	0	0	7.900
403	**00**	**00**	**00**	**Servicios no personales**	**1.376.448**	**0**	**0**	**0**	**0**	**1.376.448**
403	09	00	00	Viáticos y pasajes	583.920	0	0	0	0	583.920
403	09	01	00	Viáticos y pasajes dentro del país	583.920	0	0	0	0	583.920
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	272.000	0	0	0	0	272.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	272.000	0	0	0	0	272.000
403	18	00	00	Impuestos indirectos	520.528	0	0	0	0	520.528
403	18	01	00	Impuesto al valor agregado	520.528	0	0	0	0	520.528
404	**00**	**00**	**00**	**Activos reales**	**1.693.900**	**0**	**0**	**0**	**0**	**1.693.900**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	6.000	0	0	0	0	6.000
404	01	01	00	Repuestos mayores	6.000	0	0	0	0	6.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	6.000	0	0	0	0	6.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	35.000	0	0	0	0	35.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	35.000	0	0	0	0	35.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127900 540242000 ATENCIÓN Y PROMOCIÓN EN SALUD INTERCULTURAL PARA EL VIVIR BIEN DE LOS PUEBLOS INDÍGENAS, AFRODESCENDIENTES Y CON OTRAS ESPECIFIDADES CULTURALES.

OBJETIVO DEL PROYECTO: AMPLIAR LA ATENCIÓN Y PROMOCIÓN DE LA SALUD A TRAVÉS DE LA EXPANSIÓN DE LOS SERVICIOS CON PERTINENCIA INTERCULTURAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD A FIN DE CERRAR BRECHAS E INEQUIDADES SOCIALES EXISTENTES EN LA POBLACIÓN INDÍGENA Y AFRODESCENDIENTES.

UNIDAD DE MEDIDA: SERVICIO **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INDÍGENA, INTERCULTURAL Y TERAPIAS COMPLEMENTARIAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540242001 MANTENIMIENTO DE LOS SERVICIOS DE ATENCIÓN Y ORIENTACIÓN AL PACIENTE INDÍGENA EN HOSPITALES Y CENTRO DE DIAGNÓSTICO INTEGRAL (CDI)

UNIDAD DE MEDIDA: SERVICIO **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INDÍGENA, INTERCULTURAL Y TERAPIAS COMPLEMENTARIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	04	00	00	Equipos de transporte, tracción y elevación	1.047.911	0	0	0	0	1.047.911
404	04	03	00	Equipos marítimos de transporte	1.047.911	0	0	0	0	1.047.911
404	05	00	00	Equipos de comunicaciones y de señalamiento	220.000	0	0	0	0	220.000
404	05	01	00	Equipos de telecomunicaciones	220.000	0	0	0	0	220.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	199.957	0	0	0	0	199.957
404	07	01	00	Equipos científicos y de laboratorio	100.000	0	0	0	0	100.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	99.957	0	0	0	0	99.957
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	185.032	0	0	0	0	185.032
404	09	01	00	Mobiliario y equipos de oficina	68.532	0	0	0	0	68.532
404	09	02	00	Equipos de computación	86.500	0	0	0	0	86.500
404	09	03	00	Mobiliario y equipos de alojamiento	30.000	0	0	0	0	30.000
				Totales	**5.659.213**	**0**	**0**	**0**	**0**	**5.659.213**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127900 540242000 ATENCIÓN Y PROMOCIÓN EN SALUD INTERCULTURAL PARA EL VIVIR BIEN DE LOS PUEBLOS INDÍGENAS, AFRODESCENDIENTES Y CON OTRAS ESPECIFIDADES CULTURALES.

OBJETIVO DEL PROYECTO: AMPLIAR LA ATENCIÓN Y PROMOCIÓN DE LA SALUD A TRAVÉS DE LA EXPANSIÓN DE LOS SERVICIOS CON PERTINENCIA INTERCULTURAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD A FIN DE CERRAR BRECHAS E INEQUIDADES SOCIALES EXISTENTES EN LA POBLACIÓN INDÍGENA Y AFRODESCENDIENTES.

UNIDAD DE MEDIDA: SERVICIO **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INDÍGENA, INTERCULTURAL Y TERAPIAS COMPLEMENTARIAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540242002 FORMACIÓN E INVESTIGACIÓN EN SALUD INTERCULTURAL, MEDICINA TRADICIONAL Y TERAPIAS COMPLEMENTARIAS.

UNIDAD DE MEDIDA: PERSONA **META:** 200

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INDÍGENA, INTERCULTURAL Y TERAPIAS COMPLEMENTARIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	442.651	0	0	0	0	442.651
402	01	00	00	Productos alimenticios y agropecuarios	6.080	0	0	0	0	6.080
402	01	01	00	Alimentos y bebidas para personas	6.080	0	0	0	0	6.080
402	03	00	00	Textiles y vestuarios	25.200	0	0	0	0	25.200
402	03	01	00	Textiles	1.200	0	0	0	0	1.200
402	03	02	00	Prendas de vestir	24.000	0	0	0	0	24.000
402	04	00	00	Productos de cuero y caucho	36.000	0	0	0	0	36.000
402	04	03	00	Cauchos y tripas para vehículos	36.000	0	0	0	0	36.000
402	05	00	00	Productos de papel, cartón e impresos	55.741	0	0	0	0	55.741
402	05	01	00	Pulpa de madera, papel y cartón	6.291	0	0	0	0	6.291
402	05	03	00	Productos de papel y cartón para oficina	32.310	0	0	0	0	32.310
402	05	04	00	Libros, revistas y periódicos	1.500	0	0	0	0	1.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	15.640	0	0	0	0	15.640
402	06	00	00	Productos químicos y derivados	40.930	0	0	0	0	40.930
402	06	03	00	Tintas, pinturas y colorantes	6.000	0	0	0	0	6.000
402	06	04	00	Productos farmacéuticos y medicamentos	10.600	0	0	0	0	10.600
402	06	06	00	Combustibles y lubricantes	21.120	0	0	0	0	21.120
402	06	08	00	Productos plásticos	3.210	0	0	0	0	3.210
402	08	00	00	Productos metálicos	68.600	0	0	0	0	68.600
402	08	09	00	Repuestos y accesorios para equipos de transporte	68.600	0	0	0	0	68.600
402	10	00	00	Productos varios y útiles diversos	210.100	0	0	0	0	210.100
402	10	02	00	Materiales y útiles de limpieza y aseo	6.480	0	0	0	0	6.480
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	14.820	0	0	0	0	14.820
402	10	08	00	Materiales para equipos de computación	182.800	0	0	0	0	182.800
402	10	11	00	Materiales eléctricos	6.000	0	0	0	0	6.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127900 540242000 ATENCIÓN Y PROMOCIÓN EN SALUD INTERCULTURAL PARA EL VIVIR BIEN DE LOS PUEBLOS INDÍGENAS, AFRODESCENDIENTES Y CON OTRAS ESPECIFIDADES CULTURALES.

OBJETIVO DEL PROYECTO: AMPLIAR LA ATENCIÓN Y PROMOCIÓN DE LA SALUD A TRAVÉS DE LA EXPANSIÓN DE LOS SERVICIOS CON PERTINENCIA INTERCULTURAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD A FIN DE CERRAR BRECHAS E INEQUIDADES SOCIALES EXISTENTES EN LA POBLACIÓN INDÍGENA Y AFRODESCENDIENTES.

UNIDAD DE MEDIDA: SERVICIO **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INDÍGENA, INTERCULTURAL Y TERAPIAS COMPLEMENTARIAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540242002 FORMACIÓN E INVESTIGACIÓN EN SALUD INTERCULTURAL, MEDICINA TRADICIONAL Y TERAPIAS COMPLEMENTARIAS.

UNIDAD DE MEDIDA: PERSONA **META:** 200

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INDÍGENA, INTERCULTURAL Y TERAPIAS COMPLEMENTARIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**421.233**	**0**	**0**	**0**	**0**	**421.233**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.400	0	0	0	0	2.400
403	07	02	00	Imprenta y reproducción	2.400	0	0	0	0	2.400
403	09	00	00	Viáticos y pasajes	204.560	0	0	0	0	204.560
403	09	01	00	Viáticos y pasajes dentro del país	204.560	0	0	0	0	204.560
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	40.000	0	0	0	0	40.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	40.000	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	174.273	0	0	0	0	174.273
403	18	01	00	Impuesto al valor agregado	174.273	0	0	0	0	174.273
404	**00**	**00**	**00**	**Activos reales**	**393.420**	**0**	**0**	**0**	**0**	**393.420**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	6.000	0	0	0	0	6.000
404	01	01	00	Repuestos mayores	6.000	0	0	0	0	6.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	6.000	0	0	0	0	6.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	60.000	0	0	0	0	60.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	60.000	0	0	0	0	60.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	202.420	0	0	0	0	202.420
404	07	01	00	Equipos científicos y de laboratorio	133.021	0	0	0	0	133.021
404	07	02	00	Equipos de enseñanza, deporte y recreación	69.399	0	0	0	0	69.399
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	125.000	0	0	0	0	125.000
404	09	01	00	Mobiliario y equipos de oficina	30.000	0	0	0	0	30.000
404	09	02	00	Equipos de computación	35.000	0	0	0	0	35.000
404	09	03	00	Mobiliario y equipos de alojamiento	60.000	0	0	0	0	60.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.238.400**	**0**	**0**	**0**	**0**	**1.238.400**
407	01	00	00	Transferencias y donaciones corrientes internas	1.238.400	0	0	0	0	1.238.400
407	01	01	00	Transferencias corrientes internas al sector privado	1.238.400	0	0	0	0	1.238.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127900 540242000 ATENCIÓN Y PROMOCIÓN EN SALUD INTERCULTURAL PARA EL VIVIR BIEN DE LOS PUEBLOS INDÍGENAS, AFRODESCENDIENTES Y CON OTRAS ESPECIFIDADES CULTURALES.

OBJETIVO DEL PROYECTO: AMPLIAR LA ATENCIÓN Y PROMOCIÓN DE LA SALUD A TRAVÉS DE LA EXPANSIÓN DE LOS SERVICIOS CON PERTINENCIA INTERCULTURAL DEL SISTEMA PÚBLICO NACIONAL DE SALUD A FIN DE CERRAR BRECHAS E INEQUIDADES SOCIALES EXISTENTES EN LA POBLACIÓN INDÍGENA Y AFRODESCENDIENTES.

UNIDAD DE MEDIDA: SERVICIO **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INDÍGENA, INTERCULTURAL Y TERAPIAS COMPLEMENTARIAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540242002 FORMACIÓN E INVESTIGACIÓN EN SALUD INTERCULTURAL, MEDICINA TRADICIONAL Y TERAPIAS COMPLEMENTARIAS.

UNIDAD DE MEDIDA: PERSONA **META:** 200

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INDÍGENA, INTERCULTURAL Y TERAPIAS COMPLEMENTARIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	01	04	Becas universitarias en el país	1.238.400	0	0	0	0	1.238.400
				Totales	**2.495.704**	**0**	**0**	**0**	**0**	**2.495.704**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127895 540243000 ATENCIÓN EN SALUD INTEGRAL PARA PERSONAS CON DISCAPACIDAD

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE ATENCIÓN INTEGRAL, A TRAVÉS DEL FORTALECIMIENTO DE PROGRAMAS, SERVICIOS, REDES DE APOYO COMUNITARIO PARA LOGRAR UN NIVEL ÓPTIMO DE SALUD Y BUEN VIVIR PARA TODAS LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PROGRAMA **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INTEGRAL PARA PERSONAS CON DISCAPACIDAD **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**400.000**	**0**	**0**	**0**	**0**	**400.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	186.336	0	0	0	0	186.336
401	01	18	00	Remuneraciones al personal contratado	186.336	0	0	0	0	186.336
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	186.336	0	0	0	0	186.336
401	03	00	00	Primas	83.185	0	0	0	0	83.185
401	03	40	00	Primas de profesionalización al personal contratado	25.048	0	0	0	0	25.048
401	03	41	00	Primas por antigüedad al personal contratado	5.937	0	0	0	0	5.937
401	03	96	00	Otras primas al personal contratado	52.200	0	0	0	0	52.200
401	04	00	00	Complementos de sueldos y salarios	34.265	0	0	0	0	34.265
401	04	26	00	Bono compensatorio de alimentación al personal contratado	34.265	0	0	0	0	34.265
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	41.569	0	0	0	0	41.569
401	05	07	00	Aguinaldos al personal contratado	24.877	0	0	0	0	24.877
401	05	08	00	Bono vacacional al personal contratado	16.692	0	0	0	0	16.692
401	06	00	00	Aportes patronales y legales	12.567	0	0	0	0	12.567
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	8.906	0	0	0	0	8.906
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.979	0	0	0	0	1.979
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.682	0	0	0	0	1.682
401	07	00	00	Asistencia socio-económica	13.000	0	0	0	0	13.000
401	07	76	00	Ayudas por matrimonio al personal contratado	1.000	0	0	0	0	1.000
401	07	78	00	Ayudas por defunción al personal contratado	12.000	0	0	0	0	12.000
401	08	00	00	Prestaciones sociales e indemnizaciones	29.078	0	0	0	0	29.078
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	29.078	0	0	0	0	29.078
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**12.637.905**	**0**	**0**	**0**	**0**	**12.637.905**
402	01	00	00	Productos alimenticios y agropecuarios	1.000.000	0	0	0	0	1.000.000
402	01	01	00	Alimentos y bebidas para personas	1.000.000	0	0	0	0	1.000.000
402	03	00	00	Textiles y vestuarios	185.000	0	0	0	0	185.000
402	03	01	00	Textiles	185.000	0	0	0	0	185.000
402	04	00	00	Productos de cuero y caucho	200.000	0	0	0	0	200.000
402	04	01	00	Cueros y pieles	200.000	0	0	0	0	200.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127895 540243000 ATENCIÓN EN SALUD INTEGRAL PARA PERSONAS CON DISCAPACIDAD

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE ATENCIÓN INTEGRAL, A TRAVÉS DEL FORTALECIMIENTO DE PROGRAMAS, SERVICIOS, REDES DE APOYO COMUNITARIO PARA LOGRAR UN NIVEL ÓPTIMO DE SALUD Y BUEN VIVIR PARA TODAS LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PROGRAMA **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INTEGRAL PARA PERSONAS CON DISCAPACIDAD **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	00	00	Productos químicos y derivados	4.050.000	0	0	0	0	4.050.000
402	06	01	00	Sustancias químicas y de uso industrial	100.000	0	0	0	0	100.000
402	06	03	00	Tintas, pinturas y colorantes	150.000	0	0	0	0	150.000
402	06	04	00	Productos farmacéuticos y medicamentos	2.500.000	0	0	0	0	2.500.000
402	06	08	00	Productos plásticos	1.300.000	0	0	0	0	1.300.000
402	07	00	00	Productos minerales no metálicos	25.000	0	0	0	0	25.000
402	07	04	00	Cemento, cal y yeso	25.000	0	0	0	0	25.000
402	08	00	00	Productos metálicos	250.000	0	0	0	0	250.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	250.000	0	0	0	0	250.000
402	10	00	00	Productos varios y útiles diversos	6.927.905	0	0	0	0	6.927.905
402	10	02	00	Materiales y útiles de limpieza y aseo	150.000	0	0	0	0	150.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	6.582.462	0	0	0	0	6.582.462
402	10	08	00	Materiales para equipos de computación	195.443	0	0	0	0	195.443
403	**00**	**00**	**00**	**Servicios no personales**	**7.054.982**	**0**	**0**	**0**	**0**	**7.054.982**
403	07	00	00	Servicios de información, impresión y relaciones públicas	250.000	0	0	0	0	250.000
403	07	03	00	Relaciones sociales	250.000	0	0	0	0	250.000
403	09	00	00	Viáticos y pasajes	650.000	0	0	0	0	650.000
403	09	01	00	Viáticos y pasajes dentro del país	650.000	0	0	0	0	650.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.520.000	0	0	0	0	4.520.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	420.000	0	0	0	0	420.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	3.800.000	0	0	0	0	3.800.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	300.000
403	12	00	00	Conservación y reparaciones menores de obras	350.000	0	0	0	0	350.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	350.000	0	0	0	0	350.000
403	18	00	00	Impuestos indirectos	1.284.982	0	0	0	0	1.284.982
403	18	01	00	Impuesto al valor agregado	1.284.982	0	0	0	0	1.284.982
404	**00**	**00**	**00**	**Activos reales**	**2.000.000**	**0**	**0**	**0**	**0**	**2.000.000**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.000.000	0	0	0	0	2.000.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.000.000	0	0	0	0	2.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127895 540243000 ATENCIÓN EN SALUD INTEGRAL PARA PERSONAS CON DISCAPACIDAD

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE ATENCIÓN INTEGRAL, A TRAVÉS DEL FORTALECIMIENTO DE PROGRAMAS, SERVICIOS, REDES DE APOYO COMUNITARIO PARA LOGRAR UN NIVEL ÓPTIMO DE SALUD Y BUEN VIVIR PARA TODAS LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PROGRAMA

META: 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INTEGRAL PARA PERSONAS CON DISCAPACIDAD

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	22.092.887	0	0	0	0	22.092.887

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 54 - 282

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127895 540243000 ATENCIÓN EN SALUD INTEGRAL PARA PERSONAS CON DISCAPACIDAD

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE ATENCIÓN INTEGRAL, A TRAVÉS DEL FORTALECIMIENTO DE PROGRAMAS, SERVICIOS, REDES DE APOYO COMUNITARIO PARA LOGRAR UN NIVEL ÓPTIMO DE SALUD Y BUEN VIVIR PARA TODAS LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PROGRAMA **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INTEGRAL PARA PERSONAS CON DISCAPACIDAD **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127895 540243000 ATENCIÓN EN SALUD INTEGRAL PARA PERSONAS CON DISCAPACIDAD

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE ATENCIÓN INTEGRAL, A TRAVÉS DEL FORTALECIMIENTO DE PROGRAMAS, SERVICIOS, REDES DE APOYO COMUNITARIO PARA LOGRAR UN NIVEL ÓPTIMO DE SALUD Y BUEN VIVIR PARA TODAS LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PROGRAMA **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INTEGRAL PARA PERSONAS CON DISCAPACIDAD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540243001 FORTALECIMIENTO DE LOS PROGRAMAS DE RESTITUCIÓN, REHABILITACIÓN Y EQUIPARACIÓN DE PERSONAS CON DISCAPACIDAD INCLUIDO SU TRANSITO POR LOS SERVICIOS DE REHABILITACIÓN

UNIDAD DE MEDIDA: PROGRAMA **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INTEGRAL PARA PERSONAS CON DISCAPACIDAD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**400.000**	0	0	0	0	**400.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	186.336	0	0	0	0	186.336
401	01	18	00	Remuneraciones al personal contratado	186.336	0	0	0	0	186.336
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	186.336	0	0	0	0	186.336
401	03	00	00	Primas	83.185	0	0	0	0	83.185
401	03	40	00	Primas de profesionalización al personal contratado	25.048	0	0	0	0	25.048
401	03	41	00	Primas por antigüedad al personal contratado	5.937	0	0	0	0	5.937
401	03	96	00	Otras primas al personal contratado	52.200	0	0	0	0	52.200
401	04	00	00	Complementos de sueldos y salarios	34.265	0	0	0	0	34.265
401	04	26	00	Bono compensatorio de alimentación al personal contratado	34.265	0	0	0	0	34.265
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	41.569	0	0	0	0	41.569
401	05	07	00	Aguinaldos al personal contratado	24.877	0	0	0	0	24.877
401	05	08	00	Bono vacacional al personal contratado	16.692	0	0	0	0	16.692
401	06	00	00	Aportes patronales y legales	12.567	0	0	0	0	12.567
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	8.906	0	0	0	0	8.906
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.979	0	0	0	0	1.979
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.682	0	0	0	0	1.682
401	07	00	00	Asistencia socio-económica	13.000	0	0	0	0	13.000
401	07	76	00	Ayudas por matrimonio al personal contratado	1.000	0	0	0	0	1.000
401	07	78	00	Ayudas por defunción al personal contratado	12.000	0	0	0	0	12.000
401	08	00	00	Prestaciones sociales e indemnizaciones	29.078	0	0	0	0	29.078
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	29.078	0	0	0	0	29.078
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**12.587.905**	0	0	0	0	**12.587.905**
402	01	00	00	Productos alimenticios y agropecuarios	1.000.000	0	0	0	0	1.000.000
402	01	01	00	Alimentos y bebidas para personas	1.000.000	0	0	0	0	1.000.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127895 540243000 ATENCIÓN EN SALUD INTEGRAL PARA PERSONAS CON DISCAPACIDAD

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE ATENCIÓN INTEGRAL, A TRAVÉS DEL FORTALECIMIENTO DE PROGRAMAS, SERVICIOS, REDES DE APOYO COMUNITARIO PARA LOGRAR UN NIVEL ÓPTIMO DE SALUD Y BUEN VIVIR PARA TODAS LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PROGRAMA **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INTEGRAL PARA PERSONAS CON DISCAPACIDAD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540243001 FORTALECIMIENTO DE LOS PROGRAMAS DE RESTITUCIÓN, REHABILITACIÓN Y EQUIPARACIÓN DE PERSONAS CON DISCAPACIDAD INCLUIDO SU TRANSITO POR LOS SERVICIOS DE REHABILITACIÓN

UNIDAD DE MEDIDA: PROGRAMA **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INTEGRAL PARA PERSONAS CON DISCAPACIDAD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	00	00	Textiles y vestuarios	185.000	0	0	0	0	185.000
402	03	01	00	Textiles	185.000	0	0	0	0	185.000
402	04	00	00	Productos de cuero y caucho	200.000	0	0	0	0	200.000
402	04	01	00	Cueros y pieles	200.000	0	0	0	0	200.000
402	06	00	00	Productos químicos y derivados	4.000.000	0	0	0	0	4.000.000
402	06	01	00	Sustancias químicas y de uso industrial	100.000	0	0	0	0	100.000
402	06	03	00	Tintas, pinturas y colorantes	100.000	0	0	0	0	100.000
402	06	04	00	Productos farmacéuticos y medicamentos	2.500.000	0	0	0	0	2.500.000
402	06	08	00	Productos plásticos	1.300.000	0	0	0	0	1.300.000
402	07	00	00	Productos minerales no metálicos	25.000	0	0	0	0	25.000
402	07	04	00	Cemento, cal y yeso	25.000	0	0	0	0	25.000
402	08	00	00	Productos metálicos	250.000	0	0	0	0	250.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	250.000	0	0	0	0	250.000
402	10	00	00	Productos varios y útiles diversos	6.927.905	0	0	0	0	6.927.905
402	10	02	00	Materiales y útiles de limpieza y aseo	150.000	0	0	0	0	150.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	6.582.462	0	0	0	0	6.582.462
402	10	08	00	Materiales para equipos de computación	195.443	0	0	0	0	195.443
403	**00**	**00**	**00**	**Servicios no personales**	**5.233.982**	**0**	**0**	**0**	**0**	**5.233.982**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.800.000	0	0	0	0	3.800.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	3.800.000	0	0	0	0	3.800.000
403	12	00	00	Conservación y reparaciones menores de obras	350.000	0	0	0	0	350.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	350.000	0	0	0	0	350.000
403	18	00	00	Impuestos indirectos	1.083.982	0	0	0	0	1.083.982
403	18	01	00	Impuesto al valor agregado	1.083.982	0	0	0	0	1.083.982
404	**00**	**00**	**00**	**Activos reales**	**2.000.000**	**0**	**0**	**0**	**0**	**2.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127895 540243000 ATENCIÓN EN SALUD INTEGRAL PARA PERSONAS CON DISCAPACIDAD

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE ATENCIÓN INTEGRAL, A TRAVÉS DEL FORTALECIMIENTO DE PROGRAMAS, SERVICIOS, REDES DE APOYO COMUNITARIO PARA LOGRAR UN NIVEL ÓPTIMO DE SALUD Y BUEN VIVIR PARA TODAS LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PROGRAMA **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INTEGRAL PARA PERSONAS CON DISCAPACIDAD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540243001 FORTALECIMIENTO DE LOS PROGRAMAS DE RESTITUCIÓN, REHABILITACIÓN Y EQUIPARACIÓN DE PERSONAS CON DISCAPACIDAD INCLUIDO SU TRANSITO POR LOS SERVICIOS DE REHABILITACIÓN

UNIDAD DE MEDIDA: PROGRAMA **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INTEGRAL PARA PERSONAS CON DISCAPACIDAD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.000.000	0	0	0	0	2.000.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.000.000	0	0	0	0	2.000.000
				Totales	**20.221.887**	**0**	**0**	**0**	**0**	**20.221.887**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127895 540243000 ATENCIÓN EN SALUD INTEGRAL PARA PERSONAS CON DISCAPACIDAD

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE ATENCIÓN INTEGRAL, A TRAVÉS DEL FORTALECIMIENTO DE PROGRAMAS, SERVICIOS, REDES DE APOYO COMUNITARIO PARA LOGRAR UN NIVEL ÓPTIMO DE SALUD Y BUEN VIVIR PARA TODAS LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PROGRAMA **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INTEGRAL PARA PERSONAS CON DISCAPACIDAD **PRESUPUESTO: 2016**

ACCIÓN ESPECÍFICA: 540243002 PROMOCIÓN DEL FUNCIONAMIENTO HUMANO Y PREVENCIÓN DE LAS DEFICIENCIAS O DISCAPACIDADES ESPECÍFICAS.

UNIDAD DE MEDIDA: PERSONA **META:** 1.240

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INTEGRAL PARA PERSONAS CON DISCAPACIDAD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**50.000**	**0**	**0**	**0**	**0**	**50.000**
402	06	00	00	Productos químicos y derivados	50.000	0	0	0	0	50.000
402	06	03	00	Tintas, pinturas y colorantes	50.000	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.176.000**	**0**	**0**	**0**	**0**	**1.176.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	250.000	0	0	0	0	250.000
403	07	03	00	Relaciones sociales	250.000	0	0	0	0	250.000
403	09	00	00	Viáticos y pasajes	500.000	0	0	0	0	500.000
403	09	01	00	Viáticos y pasajes dentro del país	500.000	0	0	0	0	500.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	300.000	0	0	0	0	300.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	126.000	0	0	0	0	126.000
403	18	01	00	Impuesto al valor agregado	126.000	0	0	0	0	126.000
				Totales	**1.226.000**	**0**	**0**	**0**	**0**	**1.226.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127895 540243000 ATENCIÓN EN SALUD INTEGRAL PARA PERSONAS CON DISCAPACIDAD

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE ATENCIÓN INTEGRAL, A TRAVÉS DEL FORTALECIMIENTO DE PROGRAMAS, SERVICIOS, REDES DE APOYO COMUNITARIO PARA LOGRAR UN NIVEL ÓPTIMO DE SALUD Y BUEN VIVIR PARA TODAS LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PROGRAMA **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INTEGRAL PARA PERSONAS CON DISCAPACIDAD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540243003 COORDINACIÓN INTER E INTRASECTORIAL PARA LA ATENCIÓN INTEGRAL DE PERSONAS CON DISCAPACIDAD

UNIDAD DE MEDIDA: ENCUENTRO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD INTEGRAL PARA PERSONAS CON DISCAPACIDAD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**645.000**	**0**	**0**	**0**	**0**	**645.000**
403	09	00	00	Viáticos y pasajes	150.000	0	0	0	0	150.000
403	09	01	00	Viáticos y pasajes dentro del país	150.000	0	0	0	0	150.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	420.000	0	0	0	0	420.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	420.000	0	0	0	0	420.000
403	18	00	00	Impuestos indirectos	75.000	0	0	0	0	75.000
403	18	01	00	Impuesto al valor agregado	75.000	0	0	0	0	75.000
				Totales	**645.000**	**0**	**0**	**0**	**0**	**645.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127995 540244000 FORTALECIMIENTO DE LA RED HOSPITALARIA MEDIANTE LA IMPLEMENTACIÓN DE UN SISTEMA DE GESTIÓN CLÍNICA.

OBJETIVO DEL PROYECTO: IMPLEMENTAR UN SISTEMA DE CONTROL Y SEGUIMIENTO DE LA GESTIÓN CLÍNICA HOSPITALARIA, A TRAVÉS DE LA AUTOMATIZACIÓN DE LAS ÁREAS QUIRÚRGICAS, OBSTÉTRICAS, NEONATALES, UNIDADES DE CUIDADOS INTENSIVOS Y LA APLICACIÓN DE PROTOCOLOS DE MAYOR COMPLEJIDAD Y COSTOS PERTENECIENTES A LOS HOSPITALES ADSCRITOS AL MPPS, A FIN DE GARANTIZAR ATENCIÓN OPORTUNA Y DE CALIDAD A LOS PACIENTES QUE REQUIEREN LOS SERVICIOS.

UNIDAD DE MEDIDA: HOSPITAL **META:** 36

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE HOSPITALES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**450.200.000**	**0**	**0**	**0**	**0**	**450.200.000**
402	05	00	00	Productos de papel, cartón e impresos	200.000	0	0	0	0	200.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	200.000	0	0	0	0	200.000
402	10	00	00	Productos varios y útiles diversos	450.000.000	0	0	0	0	450.000.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	450.000.000	0	0	0	0	450.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.114.053.341**	**0**	**0**	**0**	**0**	**1.114.053.341**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	869.769.143	0	0	0	0	869.769.143
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	350.000.000	0	0	0	0	350.000.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	519.769.143	0	0	0	0	519.769.143
403	18	00	00	Impuestos indirectos	244.284.198	0	0	0	0	244.284.198
403	18	01	00	Impuesto al valor agregado	244.284.198	0	0	0	0	244.284.198
404	**00**	**00**	**00**	**Activos reales**	**117.600.000**	**0**	**0**	**0**	**0**	**117.600.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.200.000	0	0	0	0	3.200.000
404	05	01	00	Equipos de telecomunicaciones	3.200.000	0	0	0	0	3.200.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	104.400.000	0	0	0	0	104.400.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	104.400.000	0	0	0	0	104.400.000
404	12	00	00	Activos intangibles	10.000.000	0	0	0	0	10.000.000
404	12	04	00	Paquetes y programas de computación	10.000.000	0	0	0	0	10.000.000
				Totales	**1.681.853.341**	**0**	**0**	**0**	**0**	**1.681.853.341**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127995 540244000 FORTALECIMIENTO DE LA RED HOSPITALARIA MEDIANTE LA IMPLEMENTACIÓN DE UN SISTEMA DE GESTIÓN CLÍNICA.

OBJETIVO DEL PROYECTO: IMPLEMENTAR UN SISTEMA DE CONTROL Y SEGUIMIENTO DE LA GESTIÓN CLÍNICA HOSPITALARIA, A TRAVÉS DE LA AUTOMATIZACIÓN DE LAS ÁREAS QUIRÚRGICAS, OBSTÉTRICAS, NEONATALES, UNIDADES DE CUIDADOS INTENSIVOS Y LA APLICACIÓN DE PROTOCOLOS DE MAYOR COMPLEJIDAD Y COSTOS PERTENECIENTES A LOS HOSPITALES ADSCRITOS AL MPPS, A FIN DE GARANTIZAR ATENCIÓN OPORTUNA Y DE CALIDAD A LOS PACIENTES QUE REQUIEREN LOS SERVICIOS.

UNIDAD DE MEDIDA: HOSPITAL **META:** 36

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE HOSPITALES **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127995 540244000 FORTALECIMIENTO DE LA RED HOSPITALARIA MEDIANTE LA IMPLEMENTACIÓN DE UN SISTEMA DE GESTIÓN CLÍNICA.

OBJETIVO DEL PROYECTO: IMPLEMENTAR UN SISTEMA DE CONTROL Y SEGUIMIENTO DE LA GESTIÓN CLÍNICA HOSPITALARIA, A TRAVÉS DE LA AUTOMATIZACIÓN DE LAS ÁREAS QUIRÚRGICAS, OBSTÉTRICAS, NEONATALES, UNIDADES DE CUIDADOS INTENSIVOS Y LA APLICACIÓN DE PROTOCOLOS DE MAYOR COMPLEJIDAD Y COSTOS PERTENECIENTES A LOS HOSPITALES ADSCRITOS AL MPPS, A FIN DE GARANTIZAR ATENCIÓN OPORTUNA Y DE CALIDAD A LOS PACIENTES QUE REQUIEREN LOS SERVICIOS.

UNIDAD DE MEDIDA: HOSPITAL **META:** 36

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE HOSPITALES **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 540244001 ADQUISICIÓN Y DOTACIÓN DE MEDICAMENTOS, MATERIAL MÉDICO QUIRÚRGICO Y EQUIPOS MÉDICOS Y NO MÉDICOS PARA LOS HOSPITALES PRIORIZADOS

UNIDAD DE MEDIDA: HOSPITAL **META:** 36

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE HOSPITALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**450.000.000**	**0**	**0**	**0**	**0**	**450.000.000**
402	10	00	00	Productos varios y útiles diversos	450.000.000	0	0	0	0	450.000.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	450.000.000	0	0	0	0	450.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**75.600.000**	**0**	**0**	**0**	**0**	**75.600.000**
403	18	00	00	Impuestos indirectos	75.600.000	0	0	0	0	75.600.000
403	18	01	00	Impuesto al valor agregado	75.600.000	0	0	0	0	75.600.000
404	**00**	**00**	**00**	**Activos reales**	**104.400.000**	**0**	**0**	**0**	**0**	**104.400.000**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	104.400.000	0	0	0	0	104.400.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	104.400.000	0	0	0	0	104.400.000
				Totales	**630.000.000**	**0**	**0**	**0**	**0**	**630.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127995 540244000 FORTALECIMIENTO DE LA RED HOSPITALARIA MEDIANTE LA IMPLEMENTACIÓN DE UN SISTEMA DE GESTIÓN CLÍNICA.

OBJETIVO DEL PROYECTO: IMPLEMENTAR UN SISTEMA DE CONTROL Y SEGUIMIENTO DE LA GESTIÓN CLÍNICA HOSPITALARIA, A TRAVÉS DE LA AUTOMATIZACIÓN DE LAS ÁREAS QUIRÚRGICAS, OBSTÉTRICAS, NEONATALES, UNIDADES DE CUIDADOS INTENSIVOS Y LA APLICACIÓN DE PROTOCOLOS DE MAYOR COMPLEJIDAD Y COSTOS PERTENECIENTES A LOS HOSPITALES ADSCRITOS AL MPPS, A FIN DE GARANTIZAR ATENCIÓN OPORTUNA Y DE CALIDAD A LOS PACIENTES QUE REQUIEREN LOS SERVICIOS.

UNIDAD DE MEDIDA: HOSPITAL **META:** 36

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE HOSPITALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540244002 MANTENIMIENTO PREVENTIVO Y CORRECTIVO DE LOS EQUIPOS MÉDICOS Y NO MÉDICOS DE LOS HOSPITALES PRIORIZADOS ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA SALUD (MPPS)

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 1.975

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE HOSPITALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.038.453.341**	**0**	**0**	**0**	**0**	**1.038.453.341**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	869.769.143	0	0	0	0	869.769.143
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	350.000.000	0	0	0	0	350.000.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	519.769.143	0	0	0	0	519.769.143
403	18	00	00	Impuestos indirectos	168.684.198	0	0	0	0	168.684.198
403	18	01	00	Impuesto al valor agregado	168.684.198	0	0	0	0	168.684.198
				Totales	**1.038.453.341**	**0**	**0**	**0**	**0**	**1.038.453.341**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127995 540244000 FORTALECIMIENTO DE LA RED HOSPITALARIA MEDIANTE LA IMPLEMENTACIÓN DE UN SISTEMA DE GESTIÓN CLÍNICA.

OBJETIVO DEL PROYECTO: IMPLEMENTAR UN SISTEMA DE CONTROL Y SEGUIMIENTO DE LA GESTIÓN CLÍNICA HOSPITALARIA, A TRAVÉS DE LA AUTOMATIZACIÓN DE LAS ÁREAS QUIRÚRGICAS, OBSTÉTRICAS, NEONATALES, UNIDADES DE CUIDADOS INTENSIVOS Y LA APLICACIÓN DE PROTOCOLOS DE MAYOR COMPLEJIDAD Y COSTOS PERTENECIENTES A LOS HOSPITALES ADSCRITOS AL MPPS, A FIN DE GARANTIZAR ATENCIÓN OPORTUNA Y DE CALIDAD A LOS PACIENTES QUE REQUIEREN LOS SERVICIOS.

UNIDAD DE MEDIDA: HOSPITAL **META:** 36

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE HOSPITALES **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 540244003 DESARROLLO DEL SISTEMA DE CONTROL Y SEGUIMIENTO DE LA GESTIÓN CLÍNICA HOSPITALARIA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE HOSPITALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**13.200.000**	**0**	**0**	**0**	**0**	**13.200.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.200.000	0	0	0	0	3.200.000
404	05	01	00	Equipos de telecomunicaciones	3.200.000	0	0	0	0	3.200.000
404	12	00	00	Activos intangibles	10.000.000	0	0	0	0	10.000.000
404	12	04	00	Paquetes y programas de computación	10.000.000	0	0	0	0	10.000.000
				Totales	**13.200.000**	**0**	**0**	**0**	**0**	**13.200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127995 540244000 FORTALECIMIENTO DE LA RED HOSPITALARIA MEDIANTE LA IMPLEMENTACIÓN DE UN SISTEMA DE GESTIÓN CLÍNICA.

OBJETIVO DEL PROYECTO: IMPLEMENTAR UN SISTEMA DE CONTROL Y SEGUIMIENTO DE LA GESTIÓN CLÍNICA HOSPITALARIA, A TRAVÉS DE LA AUTOMATIZACIÓN DE LAS ÁREAS QUIRÚRGICAS, OBSTÉTRICAS, NEONATALES, UNIDADES DE CUIDADOS INTENSIVOS Y LA APLICACIÓN DE PROTOCOLOS DE MAYOR COMPLEJIDAD Y COSTOS PERTENECIENTES A LOS HOSPITALES ADSCRITOS AL MPPS, A FIN DE GARANTIZAR ATENCIÓN OPORTUNA Y DE CALIDAD A LOS PACIENTES QUE REQUIEREN LOS SERVICIOS.

UNIDAD DE MEDIDA: HOSPITAL **META:** 36

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE HOSPITALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540244004 CAPACITACIÓN DEL PERSONAL MÉDICO, EN PROTOCOLOS, MANUALES, NORMAS Y PROCEDIMIENTOS UTILIZADOS EN LA RED HOSPITALARIA.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 1.656

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE HOSPITALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**200.000**	**0**	**0**	**0**	**0**	**200.000**
402	05	00	00	Productos de papel, cartón e impresos	200.000	0	0	0	0	200.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	200.000	0	0	0	0	200.000
				Totales	**200.000**	**0**	**0**	**0**	**0**	**200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127908 540245000 FORTALECIMIENTO DE LA GESTIÓN SANITARIO AMBIENTAL EN EL MANEJO ADECUADO DE LOS DESECHOS PELIGROSOS, GENERADOS EN LOS ESTABLECIMIENTOS DE SALUD

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN SANITARIO AMBIENTAL DE LOS DESECHOS PELIGROSOS GENERADOS EN LOS ESTABLECIMIENTOS DE SALUD HACIENDO CUMPLIR LAS NORMATIVAS SANITARIAS PARA ALCANZAR UNA GESTIÓN DE LOS DESECHOS PELIGROSOS, EFICIENTE, SUFICIENTE Y OPORTUNA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.466

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.326.409**	**0**	**0**	**0**	**0**	**2.326.409**
401	01	00	00	Sueldos, salarios y otras retribuciones	645.686	0	0	0	0	645.686
401	01	18	00	Remuneraciones al personal contratado	645.686	0	0	0	0	645.686
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	645.686	0	0	0	0	645.686
401	03	00	00	Primas	346.074	0	0	0	0	346.074
401	03	37	00	Primas de transporte al personal contratado	39.600	0	0	0	0	39.600
401	03	39	00	Primas por hijos al personal contratado	39.600	0	0	0	0	39.600
401	03	40	00	Primas de profesionalización al personal contratado	115.933	0	0	0	0	115.933
401	03	41	00	Primas por antigüedad al personal contratado	38.741	0	0	0	0	38.741
401	03	96	00	Otras primas al personal contratado	112.200	0	0	0	0	112.200
401	04	00	00	Complementos de sueldos y salarios	251.460	0	0	0	0	251.460
401	04	98	00	Otros complementos al personal contratado	251.460	0	0	0	0	251.460
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	535.025	0	0	0	0	535.025
401	05	07	00	Aguinaldos al personal contratado	353.202	0	0	0	0	353.202
401	05	08	00	Bono vacacional al personal contratado	181.823	0	0	0	0	181.823
401	06	00	00	Aportes patronales y legales	120.924	0	0	0	0	120.924
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	85.694	0	0	0	0	85.694
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	19.043	0	0	0	0	19.043
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	16.187	0	0	0	0	16.187
401	07	00	00	Asistencia socio-económica	195.800	0	0	0	0	195.800
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	80.000	0	0	0	0	80.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	2.400	0	0	0	0	2.400
401	07	83	00	Dotación de uniformes al personal contratado	24.000	0	0	0	0	24.000
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	3.300	0	0	0	0	3.300
401	07	99	00	Otras subvenciones al personal contratado	86.100	0	0	0	0	86.100
401	08	00	00	Prestaciones sociales e indemnizaciones	231.440	0	0	0	0	231.440
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	231.440	0	0	0	0	231.440
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.104.729**	**0**	**0**	**0**	**0**	**7.104.729**
402	03	00	00	Textiles y vestuarios	87.376	0	0	0	0	87.376

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127908 540245000 FORTALECIMIENTO DE LA GESTIÓN SANITARIO AMBIENTAL EN EL MANEJO ADECUADO DE LOS DESECHOS PELIGROSOS, GENERADOS EN LOS ESTABLECIMIENTOS DE SALUD

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN SANITARIO AMBIENTAL DE LOS DESECHOS PELIGROSOS GENERADOS EN LOS ESTABLECIMIENTOS DE SALUD HACIENDO CUMPLIR LAS NORMATIVAS SANITARIAS PARA ALCANZAR UNA GESTIÓN DE LOS DESECHOS PELIGROSOS, EFICIENTE, SUFICIENTE Y OPORTUNA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.466

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	01	00	Textiles	30.000	0	0	0	0	30.000
402	03	02	00	Prendas de vestir	57.376	0	0	0	0	57.376
402	04	00	00	Productos de cuero y caucho	131.920	0	0	0	0	131.920
402	04	03	00	Cauchos y tripas para vehículos	131.920	0	0	0	0	131.920
402	05	00	00	Productos de papel, cartón e impresos	323.085	0	0	0	0	323.085
402	05	01	00	Pulpa de madera, papel y cartón	8.835	0	0	0	0	8.835
402	05	02	00	Envases y cajas de papel y cartón	121.200	0	0	0	0	121.200
402	05	03	00	Productos de papel y cartón para oficina	190.710	0	0	0	0	190.710
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.340	0	0	0	0	2.340
402	06	00	00	Productos químicos y derivados	4.155.079	0	0	0	0	4.155.079
402	06	01	00	Sustancias químicas y de uso industrial	1.141.053	0	0	0	0	1.141.053
402	06	03	00	Tintas, pinturas y colorantes	323.058	0	0	0	0	323.058
402	06	06	00	Combustibles y lubricantes	112.172	0	0	0	0	112.172
402	06	08	00	Productos plásticos	2.578.796	0	0	0	0	2.578.796
402	08	00	00	Productos metálicos	418.246	0	0	0	0	418.246
402	08	07	00	Material de señalamiento	389.000	0	0	0	0	389.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	29.246	0	0	0	0	29.246
402	10	00	00	Productos varios y útiles diversos	1.989.023	0	0	0	0	1.989.023
402	10	02	00	Materiales y útiles de limpieza y aseo	12.645	0	0	0	0	12.645
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	24.226	0	0	0	0	24.226
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	642.096	0	0	0	0	642.096
402	10	07	00	Productos de seguridad en el trabajo	1.282.056	0	0	0	0	1.282.056
402	10	08	00	Materiales para equipos de computación	28.000	0	0	0	0	28.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.720.236**	**0**	**0**	**0**	**0**	**2.720.236**
403	07	00	00	Servicios de información, impresión y relaciones públicas	81.020	0	0	0	0	81.020
403	07	02	00	Imprenta y reproducción	81.020	0	0	0	0	81.020
403	09	00	00	Viáticos y pasajes	693.174	0	0	0	0	693.174
403	09	01	00	Viáticos y pasajes dentro del país	693.174	0	0	0	0	693.174
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	200.000	0	0	0	0	200.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	200.000	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127908 540245000 FORTALECIMIENTO DE LA GESTIÓN SANITARIO AMBIENTAL EN EL MANEJO ADECUADO DE LOS DESECHOS PELIGROSOS, GENERADOS EN LOS ESTABLECIMIENTOS DE SALUD

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN SANITARIO AMBIENTAL DE LOS DESECHOS PELIGROSOS GENERADOS EN LOS ESTABLECIMIENTOS DE SALUD HACIENDO CUMPLIR LAS NORMATIVAS SANITARIAS PARA ALCANZAR UNA GESTIÓN DE LOS DESECHOS PELIGROSOS, EFICIENTE, SUFICIENTE Y OPORTUNA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.466

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	1.746.042	0	0	0	0	1.746.042
403	18	01	00	Impuesto al valor agregado	1.746.042	0	0	0	0	1.746.042
404	**00**	**00**	**00**	**Activos reales**	**7.164.602**	**0**	**0**	**0**	**0**	**7.164.602**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	54.814	0	0	0	0	54.814
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	54.814	0	0	0	0	54.814
404	04	00	00	Equipos de transporte, tracción y elevación	5.244.000	0	0	0	0	5.244.000
404	04	01	00	Vehículos automotores terrestres	4.500.000	0	0	0	0	4.500.000
404	04	05	00	Vehículos de tracción no motorizados	744.000	0	0	0	0	744.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	90.308	0	0	0	0	90.308
404	05	01	00	Equipos de telecomunicaciones	90.308	0	0	0	0	90.308
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	526.630	0	0	0	0	526.630
404	07	01	00	Equipos científicos y de laboratorio	526.630	0	0	0	0	526.630
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.198.850	0	0	0	0	1.198.850
404	09	01	00	Mobiliario y equipos de oficina	245.892	0	0	0	0	245.892
404	09	02	00	Equipos de computación	828.122	0	0	0	0	828.122
404	09	03	00	Mobiliario y equipos de alojamiento	124.836	0	0	0	0	124.836
404	11	00	00	Inmuebles, maquinaria y equipos usados	50.000	0	0	0	0	50.000
404	11	05	00	Adquisición de maquinaria y equipos usados	50.000	0	0	0	0	50.000
404	11	05	05	Equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	50.000
				Totales	**19.315.976**	**0**	**0**	**0**	**0**	**19.315.976**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127908 540245000 FORTALECIMIENTO DE LA GESTIÓN SANITARIO AMBIENTAL EN EL MANEJO ADECUADO DE LOS DESECHOS PELIGROSOS, GENERADOS EN LOS ESTABLECIMIENTOS DE SALUD

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN SANITARIO AMBIENTAL DE LOS DESECHOS PELIGROSOS GENERADOS EN LOS ESTABLECIMIENTOS DE SALUD HACIENDO CUMPLIR LAS NORMATIVAS SANITARIAS PARA ALCANZAR UNA GESTIÓN DE LOS DESECHOS PELIGROSOS, EFICIENTE, SUFICIENTE Y OPORTUNA.

UNIDAD DE MEDIDA: ACTUACIÓN

META: 1.466

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127908 540245000 FORTALECIMIENTO DE LA GESTIÓN SANITARIO AMBIENTAL EN EL MANEJO ADECUADO DE LOS DESECHOS PELIGROSOS, GENERADOS EN LOS ESTABLECIMIENTOS DE SALUD

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN SANITARIO AMBIENTAL DE LOS DESECHOS PELIGROSOS GENERADOS EN LOS ESTABLECIMIENTOS DE SALUD HACIENDO CUMPLIR LAS NORMATIVAS SANITARIAS PARA ALCANZAR UNA GESTIÓN DE LOS DESECHOS PELIGROSOS, EFICIENTE, SUFICIENTE Y OPORTUNA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.466

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540245001 DISEÑO E IMPLANTACIÓN DE LA GESTIÓN SANITARIA AMBIENTAL SOBRE LOS DESECHOS PELIGROSOS EN ESTABLECIMIENTOS DE SALUD.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 339

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**575.865**	**0**	**0**	**0**	**0**	**575.865**
401	01	00	00	Sueldos, salarios y otras retribuciones	169.221	0	0	0	0	169.221
401	01	18	00	Remuneraciones al personal contratado	169.221	0	0	0	0	169.221
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	169.221	0	0	0	0	169.221
401	03	00	00	Primas	90.328	0	0	0	0	90.328
401	03	37	00	Primas de transporte al personal contratado	10.800	0	0	0	0	10.800
401	03	39	00	Primas por hijos al personal contratado	10.800	0	0	0	0	10.800
401	03	40	00	Primas de profesionalización al personal contratado	27.975	0	0	0	0	27.975
401	03	41	00	Primas por antigüedad al personal contratado	10.153	0	0	0	0	10.153
401	03	96	00	Otras primas al personal contratado	30.600	0	0	0	0	30.600
401	04	00	00	Complementos de sueldos y salarios	68.580	0	0	0	0	68.580
401	04	98	00	Otros complementos al personal contratado	68.580	0	0	0	0	68.580
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	102.251	0	0	0	0	102.251
401	05	07	00	Aguinaldos al personal contratado	54.667	0	0	0	0	54.667
401	05	08	00	Bono vacacional al personal contratado	47.584	0	0	0	0	47.584
401	06	00	00	Aportes patronales y legales	31.591	0	0	0	0	31.591
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	22.387	0	0	0	0	22.387
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	4.975	0	0	0	0	4.975
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	4.229	0	0	0	0	4.229
401	07	00	00	Asistencia socio-económica	53.400	0	0	0	0	53.400
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	900	0	0	0	0	900
401	07	99	00	Otras subvenciones al personal contratado	52.500	0	0	0	0	52.500
401	08	00	00	Prestaciones sociales e indemnizaciones	60.494	0	0	0	0	60.494
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	60.494	0	0	0	0	60.494
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.265.809**	**0**	**0**	**0**	**0**	**5.265.809**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127908 540245000 FORTALECIMIENTO DE LA GESTIÓN SANITARIO AMBIENTAL EN EL MANEJO ADECUADO DE LOS DESECHOS PELIGROSOS, GENERADOS EN LOS ESTABLECIMIENTOS DE SALUD

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN SANITARIO AMBIENTAL DE LOS DESECHOS PELIGROSOS GENERADOS EN LOS ESTABLECIMIENTOS DE SALUD HACIENDO CUMPLIR LAS NORMATIVAS SANITARIAS PARA ALCANZAR UNA GESTIÓN DE LOS DESECHOS PELIGROSOS, EFICIENTE, SUFICIENTE Y OPORTUNA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.466

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540245001 DISEÑO E IMPLANTACIÓN DE LA GESTIÓN SANITARIA AMBIENTAL SOBRE LOS DESECHOS PELIGROSOS EN ESTABLECIMIENTOS DE SALUD.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 339

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	00	00	Textiles y vestuarios	75.128	0	0	0	0	75.128
402	03	01	00	Textiles	30.000	0	0	0	0	30.000
402	03	02	00	Prendas de vestir	45.128	0	0	0	0	45.128
402	04	00	00	Productos de cuero y caucho	74.880	0	0	0	0	74.880
402	04	03	00	Cauchos y tripas para vehículos	74.880	0	0	0	0	74.880
402	05	00	00	Productos de papel, cartón e impresos	150.830	0	0	0	0	150.830
402	05	01	00	Pulpa de madera, papel y cartón	4.680	0	0	0	0	4.680
402	05	02	00	Envases y cajas de papel y cartón	121.200	0	0	0	0	121.200
402	05	03	00	Productos de papel y cartón para oficina	24.950	0	0	0	0	24.950
402	06	00	00	Productos químicos y derivados	2.692.740	0	0	0	0	2.692.740
402	06	03	00	Tintas, pinturas y colorantes	113.944	0	0	0	0	113.944
402	06	08	00	Productos plásticos	2.578.796	0	0	0	0	2.578.796
402	08	00	00	Productos metálicos	403.770	0	0	0	0	403.770
402	08	07	00	Material de señalamiento	389.000	0	0	0	0	389.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	14.770	0	0	0	0	14.770
402	10	00	00	Productos varios y útiles diversos	1.868.461	0	0	0	0	1.868.461
402	10	02	00	Materiales y útiles de limpieza y aseo	7.132	0	0	0	0	7.132
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	12.113	0	0	0	0	12.113
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	599.792	0	0	0	0	599.792
402	10	07	00	Productos de seguridad en el trabajo	1.233.824	0	0	0	0	1.233.824
402	10	08	00	Materiales para equipos de computación	15.600	0	0	0	0	15.600
403	**00**	**00**	**00**	**Servicios no personales**	**1.780.237**	**0**	**0**	**0**	**0**	**1.780.237**
403	07	00	00	Servicios de información, impresión y relaciones públicas	81.020	0	0	0	0	81.020
403	07	02	00	Imprenta y reproducción	81.020	0	0	0	0	81.020
403	09	00	00	Viáticos y pasajes	363.725	0	0	0	0	363.725

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127908 540245000 FORTALECIMIENTO DE LA GESTIÓN SANITARIO AMBIENTAL EN EL MANEJO ADECUADO DE LOS DESECHOS PELIGROSOS, GENERADOS EN LOS ESTABLECIMIENTOS DE SALUD

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN SANITARIO AMBIENTAL DE LOS DESECHOS PELIGROSOS GENERADOS EN LOS ESTABLECIMIENTOS DE SALUD HACIENDO CUMPLIR LAS NORMATIVAS SANITARIAS PARA ALCANZAR UNA GESTIÓN DE LOS DESECHOS PELIGROSOS, EFICIENTE, SUFICIENTE Y OPORTUNA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.466

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540245001 DISEÑO E IMPLANTACIÓN DE LA GESTIÓN SANITARIA AMBIENTAL SOBRE LOS DESECHOS PELIGROSOS EN ESTABLECIMIENTOS DE SALUD.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 339

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	363.725	0	0	0	0	363.725
403	18	00	00	Impuestos indirectos	1.335.492	0	0	0	0	1.335.492
403	18	01	00	Impuesto al valor agregado	1.335.492	0	0	0	0	1.335.492
404	**00**	**00**	**00**	**Activos reales**	**5.782.268**	**0**	**0**	**0**	**0**	**5.782.268**
404	04	00	00	Equipos de transporte, tracción y elevación	5.244.000	0	0	0	0	5.244.000
404	04	01	00	Vehículos automotores terrestres	4.500.000	0	0	0	0	4.500.000
404	04	05	00	Vehículos de tracción no motorizados	744.000	0	0	0	0	744.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	11.228	0	0	0	0	11.228
404	05	01	00	Equipos de telecomunicaciones	11.228	0	0	0	0	11.228
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	527.040	0	0	0	0	527.040
404	09	02	00	Equipos de computación	527.040	0	0	0	0	527.040
				Totales	**13.404.179**	**0**	**0**	**0**	**0**	**13.404.179**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127908 540245000 FORTALECIMIENTO DE LA GESTIÓN SANITARIO AMBIENTAL EN EL MANEJO ADECUADO DE LOS DESECHOS PELIGROSOS, GENERADOS EN LOS ESTABLECIMIENTOS DE SALUD

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN SANITARIO AMBIENTAL DE LOS DESECHOS PELIGROSOS GENERADOS EN LOS ESTABLECIMIENTOS DE SALUD HACIENDO CUMPLIR LAS NORMATIVAS SANITARIAS PARA ALCANZAR UNA GESTIÓN DE LOS DESECHOS PELIGROSOS, EFICIENTE, SUFICIENTE Y OPORTUNA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.466

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540245002 DESARROLLO DEL CONTROL DE FACTORES DE RIESGOS AMBIENTALES EN EL AGUA, AIRE Y SUELO PARA FOMENTAR Y MEJORAR LAS CONDICIONES DE VIDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.127

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**1.750.544**	0	0	0	0	**1.750.544**
401	01	00	00	Sueldos, salarios y otras retribuciones	476.465	0	0	0	0	476.465
401	01	18	00	Remuneraciones al personal contratado	476.465	0	0	0	0	476.465
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	476.465	0	0	0	0	476.465
401	03	00	00	Primas	255.746	0	0	0	0	255.746
401	03	37	00	Primas de transporte al personal contratado	28.800	0	0	0	0	28.800
401	03	39	00	Primas por hijos al personal contratado	28.800	0	0	0	0	28.800
401	03	40	00	Primas de profesionalización al personal contratado	87.958	0	0	0	0	87.958
401	03	41	00	Primas por antigüedad al personal contratado	28.588	0	0	0	0	28.588
401	03	96	00	Otras primas al personal contratado	81.600	0	0	0	0	81.600
401	04	00	00	Complementos de sueldos y salarios	182.880	0	0	0	0	182.880
401	04	98	00	Otros complementos al personal contratado	182.880	0	0	0	0	182.880
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	432.774	0	0	0	0	432.774
401	05	07	00	Aguinaldos al personal contratado	298.535	0	0	0	0	298.535
401	05	08	00	Bono vacacional al personal contratado	134.239	0	0	0	0	134.239
401	06	00	00	Aportes patronales y legales	89.333	0	0	0	0	89.333
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	63.307	0	0	0	0	63.307
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	14.068	0	0	0	0	14.068
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	11.958	0	0	0	0	11.958
401	07	00	00	Asistencia socio-económica	142.400	0	0	0	0	142.400
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	80.000	0	0	0	0	80.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	2.400	0	0	0	0	2.400
401	07	83	00	Dotación de uniformes al personal contratado	24.000	0	0	0	0	24.000
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	2.400	0	0	0	0	2.400

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127908 540245000 FORTALECIMIENTO DE LA GESTIÓN SANITARIO AMBIENTAL EN EL MANEJO ADECUADO DE LOS DESECHOS PELIGROSOS, GENERADOS EN LOS ESTABLECIMIENTOS DE SALUD

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN SANITARIO AMBIENTAL DE LOS DESECHOS PELIGROSOS GENERADOS EN LOS ESTABLECIMIENTOS DE SALUD HACIENDO CUMPLIR LAS NORMATIVAS SANITARIAS PARA ALCANZAR UNA GESTIÓN DE LOS DESECHOS PELIGROSOS, EFICIENTE, SUFICIENTE Y OPORTUNA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.466

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540245002 DESARROLLO DEL CONTROL DE FACTORES DE RIESGOS AMBIENTALES EN EL AGUA, AIRE Y SUELO PARA FOMENTAR Y MEJORAR LAS CONDICIONES DE VIDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.127

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	99	00	Otras subvenciones al personal contratado	33.600	0	0	0	0	33.600
401	08	00	00	Prestaciones sociales e indemnizaciones	170.946	0	0	0	0	170.946
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	170.946	0	0	0	0	170.946
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.838.920**	**0**	**0**	**0**	**0**	**1.838.920**
402	03	00	00	Textiles y vestuarios	12.248	0	0	0	0	12.248
402	03	02	00	Prendas de vestir	12.248	0	0	0	0	12.248
402	04	00	00	Productos de cuero y caucho	57.040	0	0	0	0	57.040
402	04	03	00	Cauchos y tripas para vehículos	57.040	0	0	0	0	57.040
402	05	00	00	Productos de papel, cartón e impresos	172.255	0	0	0	0	172.255
402	05	01	00	Pulpa de madera, papel y cartón	4.155	0	0	0	0	4.155
402	05	03	00	Productos de papel y cartón para oficina	165.760	0	0	0	0	165.760
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.340	0	0	0	0	2.340
402	06	00	00	Productos químicos y derivados	1.462.339	0	0	0	0	1.462.339
402	06	01	00	Sustancias químicas y de uso industrial	1.141.053	0	0	0	0	1.141.053
402	06	03	00	Tintas, pinturas y colorantes	209.114	0	0	0	0	209.114
402	06	06	00	Combustibles y lubricantes	112.172	0	0	0	0	112.172
402	08	00	00	Productos metálicos	14.476	0	0	0	0	14.476
402	08	09	00	Repuestos y accesorios para equipos de transporte	14.476	0	0	0	0	14.476
402	10	00	00	Productos varios y útiles diversos	120.562	0	0	0	0	120.562
402	10	02	00	Materiales y útiles de limpieza y aseo	5.513	0	0	0	0	5.513
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	12.113	0	0	0	0	12.113
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	42.304	0	0	0	0	42.304
402	10	07	00	Productos de seguridad en el trabajo	48.232	0	0	0	0	48.232
402	10	08	00	Materiales para equipos de computación	12.400	0	0	0	0	12.400
403	**00**	**00**	**00**	**Servicios no personales**	**939.999**	**0**	**0**	**0**	**0**	**939.999**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127908 540245000 FORTALECIMIENTO DE LA GESTIÓN SANITARIO AMBIENTAL EN EL MANEJO ADECUADO DE LOS DESECHOS PELIGROSOS, GENERADOS EN LOS ESTABLECIMIENTOS DE SALUD

OBJETIVO DEL PROYECTO: FORTALECER LA GESTIÓN SANITARIO AMBIENTAL DE LOS DESECHOS PELIGROSOS GENERADOS EN LOS ESTABLECIMIENTOS DE SALUD HACIENDO CUMPLIR LAS NORMATIVAS SANITARIAS PARA ALCANZAR UNA GESTIÓN DE LOS DESECHOS PELIGROSOS, EFICIENTE, SUFICIENTE Y OPORTUNA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.466

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540245002 DESARROLLO DEL CONTROL DE FACTORES DE RIESGOS AMBIENTALES EN EL AGUA, AIRE Y SUELO PARA FOMENTAR Y MEJORAR LAS CONDICIONES DE VIDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.127

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	00	00	Viáticos y pasajes	329.449	0	0	0	0	329.449
403	09	01	00	Viáticos y pasajes dentro del país	329.449	0	0	0	0	329.449
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	200.000	0	0	0	0	200.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	200.000	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	410.550	0	0	0	0	410.550
403	18	01	00	Impuesto al valor agregado	410.550	0	0	0	0	410.550
404	**00**	**00**	**00**	**Activos reales**	**1.382.334**	**0**	**0**	**0**	**0**	**1.382.334**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	54.814	0	0	0	0	54.814
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	54.814	0	0	0	0	54.814
404	05	00	00	Equipos de comunicaciones y de señalamiento	79.080	0	0	0	0	79.080
404	05	01	00	Equipos de telecomunicaciones	79.080	0	0	0	0	79.080
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	526.630	0	0	0	0	526.630
404	07	01	00	Equipos científicos y de laboratorio	526.630	0	0	0	0	526.630
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	671.810	0	0	0	0	671.810
404	09	01	00	Mobiliario y equipos de oficina	245.892	0	0	0	0	245.892
404	09	02	00	Equipos de computación	301.082	0	0	0	0	301.082
404	09	03	00	Mobiliario y equipos de alojamiento	124.836	0	0	0	0	124.836
404	11	00	00	Inmuebles, maquinaria y equipos usados	50.000	0	0	0	0	50.000
404	11	05	00	Adquisición de maquinaria y equipos usados	50.000	0	0	0	0	50.000
404	11	05	05	Equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	50.000
				Totales	**5.911.797**	**0**	**0**	**0**	**0**	**5.911.797**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127925 540246000 CONSOLIDACIÓN DE LA GESTIÓN EN SALUD AMBIENTAL, DESDE EL ÁMBITO NACIONAL PARA EL MEJORAMIENTO DE LAS CONDICIONES SANITARIO AMBIENTALES.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA GESTIÓN EN SALUD AMBIENTAL A TRAVÉS DE FUMIGACIONES, ROCIAMIENTO Y TRATAMIENTOS OPORTUNOS, PARA LA VIGILANCIA Y CONTROL DE VECTORES Y DE LAS ENFERMEDADES METAXÉNICAS Y PARASITARIAS (MALARIA, CHAGAS, CHIKUNGUNYA, PARASITOSIS, ESQUISTOSOMOSIS, ENTRE OTRAS).

UNIDAD DE MEDIDA: ACTUACIÓN

META: 1.326.622

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**6.149.971**	**0**	**0**	**0**	**0**	**6.149.971**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.827.849	0	0	0	0	1.827.849
401	01	18	00	Remuneraciones al personal contratado	1.827.849	0	0	0	0	1.827.849
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.827.849	0	0	0	0	1.827.849
401	03	00	00	Primas	971.472	0	0	0	0	971.472
401	03	37	00	Primas de transporte al personal contratado	64.800	0	0	0	0	64.800
401	03	39	00	Primas por hijos al personal contratado	89.400	0	0	0	0	89.400
401	03	40	00	Primas de profesionalización al personal contratado	263.735	0	0	0	0	263.735
401	03	41	00	Primas por antigüedad al personal contratado	83.137	0	0	0	0	83.137
401	03	96	00	Otras primas al personal contratado	470.400	0	0	0	0	470.400
401	04	00	00	Complementos de sueldos y salarios	975.024	0	0	0	0	975.024
401	04	26	00	Bono compensatorio de alimentación al personal contratado	975.024	0	0	0	0	975.024
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.252.098	0	0	0	0	1.252.098
401	05	07	00	Aguinaldos al personal contratado	810.289	0	0	0	0	810.289
401	05	08	00	Bono vacacional al personal contratado	441.809	0	0	0	0	441.809
401	06	00	00	Aportes patronales y legales	344.544	0	0	0	0	344.544
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	244.165	0	0	0	0	244.165
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	54.259	0	0	0	0	54.259
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	46.120	0	0	0	0	46.120
401	07	00	00	Asistencia socio-económica	132.000	0	0	0	0	132.000
401	07	75	00	Becas al personal contratado	12.000	0	0	0	0	12.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	60.000	0	0	0	0	60.000
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	36.000	0	0	0	0	36.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	3.000	0	0	0	0	3.000
401	07	83	00	Dotación de uniformes al personal contratado	18.000	0	0	0	0	18.000
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	3.000	0	0	0	0	3.000
401	08	00	00	Prestaciones sociales e indemnizaciones	646.984	0	0	0	0	646.984
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	646.984	0	0	0	0	646.984
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.807.119**	**0**	**0**	**0**	**0**	**13.807.119**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127925 540246000 CONSOLIDACIÓN DE LA GESTIÓN EN SALUD AMBIENTAL, DESDE EL ÁMBITO NACIONAL PARA EL MEJORAMIENTO DE LAS CONDICIONES SANITARIO AMBIENTALES.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA GESTIÓN EN SALUD AMBIENTAL A TRAVÉS DE FUMIGACIONES, ROCIAMIENTO Y TRATAMIENTOS OPORTUNOS, PARA LA VIGILANCIA Y CONTROL DE VECTORES Y DE LAS ENFERMEDADES METAXÉNICAS Y PARASITARIAS (MALARIA, CHAGAS, CHIKUNGUNYA, PARASITOSIS, ESQUISTOSOMOSIS, ENTRE OTRAS).

UNIDAD DE MEDIDA: ACTUACIÓN

META: 1.326.622

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	439.500	0	0	0	0	439.500
402	01	01	00	Alimentos y bebidas para personas	147.500	0	0	0	0	147.500
402	01	02	00	Alimentos para animales	292.000	0	0	0	0	292.000
402	03	00	00	Textiles y vestuarios	524.280	0	0	0	0	524.280
402	03	01	00	Textiles	506.400	0	0	0	0	506.400
402	03	02	00	Prendas de vestir	17.880	0	0	0	0	17.880
402	04	00	00	Productos de cuero y caucho	99.000	0	0	0	0	99.000
402	04	03	00	Cauchos y tripas para vehículos	99.000	0	0	0	0	99.000
402	05	00	00	Productos de papel, cartón e impresos	317.404	0	0	0	0	317.404
402	05	01	00	Pulpa de madera, papel y cartón	41.800	0	0	0	0	41.800
402	05	03	00	Productos de papel y cartón para oficina	272.080	0	0	0	0	272.080
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.524	0	0	0	0	3.524
402	06	00	00	Productos químicos y derivados	9.636.612	0	0	0	0	9.636.612
402	06	01	00	Sustancias químicas y de uso industrial	971.416	0	0	0	0	971.416
402	06	02	00	Abonos, plaguicidas y otros	5.020.712	0	0	0	0	5.020.712
402	06	03	00	Tintas, pinturas y colorantes	14.408	0	0	0	0	14.408
402	06	04	00	Productos farmacéuticos y medicamentos	3.002.888	0	0	0	0	3.002.888
402	06	06	00	Combustibles y lubricantes	518.900	0	0	0	0	518.900
402	06	08	00	Productos plásticos	103.200	0	0	0	0	103.200
402	06	99	00	Otros productos de la industria química y conexos	5.088	0	0	0	0	5.088
402	07	00	00	Productos minerales no metálicos	1.200	0	0	0	0	1.200
402	07	02	00	Vidrios y productos de vidrio	1.200	0	0	0	0	1.200
402	08	00	00	Productos metálicos	426.700	0	0	0	0	426.700
402	08	09	00	Repuestos y accesorios para equipos de transporte	426.700	0	0	0	0	426.700
402	09	00	00	Productos de madera	3.551	0	0	0	0	3.551
402	09	01	00	Productos primarios de madera	3.551	0	0	0	0	3.551
402	10	00	00	Productos varios y útiles diversos	2.358.872	0	0	0	0	2.358.872
402	10	02	00	Materiales y útiles de limpieza y aseo	98.780	0	0	0	0	98.780
402	10	03	00	Utensilios de cocina y comedor	2.604	0	0	0	0	2.604
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	996.320	0	0	0	0	996.320

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127925 540246000 CONSOLIDACIÓN DE LA GESTIÓN EN SALUD AMBIENTAL, DESDE EL ÁMBITO NACIONAL PARA EL MEJORAMIENTO DE LAS CONDICIONES SANITARIO AMBIENTALES.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA GESTIÓN EN SALUD AMBIENTAL A TRAVÉS DE FUMIGACIONES, ROCIAMIENTO Y TRATAMIENTOS OPORTUNOS, PARA LA VIGILANCIA Y CONTROL DE VECTORES Y DE LAS ENFERMEDADES METAXÉNICAS Y PARASITARIAS (MALARIA, CHAGAS, CHIKUNGUNYA, PARASITOSIS, ESQUISTOSOMOSIS, ENTRE OTRAS).

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.326.622

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	476.368	0	0	0	0	476.368
402	10	08	00	Materiales para equipos de computación	523.800	0	0	0	0	523.800
402	10	11	00	Materiales eléctricos	255.000	0	0	0	0	255.000
402	10	99	00	Otros productos y útiles diversos	6.000	0	0	0	0	6.000
403	**00**	**00**	**00**	**Servicios no personales**	**6.745.997**	**0**	**0**	**0**	**0**	**6.745.997**
403	09	00	00	Viáticos y pasajes	3.726.785	0	0	0	0	3.726.785
403	09	01	00	Viáticos y pasajes dentro del país	3.726.785	0	0	0	0	3.726.785
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	200.000	0	0	0	0	200.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	100.000	0	0	0	0	100.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	2.819.212	0	0	0	0	2.819.212
403	18	01	00	Impuesto al valor agregado	2.819.212	0	0	0	0	2.819.212
404	**00**	**00**	**00**	**Activos reales**	**11.989.198**	**0**	**0**	**0**	**0**	**11.989.198**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	430.000	0	0	0	0	430.000
404	01	01	00	Repuestos mayores	430.000	0	0	0	0	430.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	430.000	0	0	0	0	430.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	5.134.865	0	0	0	0	5.134.865
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	3.505.017	0	0	0	0	3.505.017
404	03	05	00	Maquinaria y equipos industriales y de taller	26.448	0	0	0	0	26.448
404	03	06	00	Maquinaria y equipos de energía	399.000	0	0	0	0	399.000
404	03	08	00	Equipos de almacén	8.400	0	0	0	0	8.400
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	1.196.000	0	0	0	0	1.196.000
404	04	00	00	Equipos de transporte, tracción y elevación	5.289.000	0	0	0	0	5.289.000
404	04	01	00	Vehículos automotores terrestres	5.289.000	0	0	0	0	5.289.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	20.000
404	05	01	00	Equipos de telecomunicaciones	20.000	0	0	0	0	20.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	68.376	0	0	0	0	68.376
404	07	01	00	Equipos científicos y de laboratorio	8.712	0	0	0	0	8.712
404	07	02	00	Equipos de enseñanza, deporte y recreación	59.664	0	0	0	0	59.664

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127925 540246000 CONSOLIDACIÓN DE LA GESTIÓN EN SALUD AMBIENTAL, DESDE EL ÁMBITO NACIONAL PARA EL MEJORAMIENTO DE LAS CONDICIONES SANITARIO AMBIENTALES.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA GESTIÓN EN SALUD AMBIENTAL A TRAVÉS DE FUMIGACIONES, ROCIAMIENTO Y TRATAMIENTOS OPORTUNOS, PARA LA VIGILANCIA Y CONTROL DE VECTORES Y DE LAS ENFERMEDADES METAXÉNICAS Y PARASITARIAS (MALARIA, CHAGAS, CHIKUNGUNYA, PARASITOSIS, ESQUISTOSOMOSIS, ENTRE OTRAS).

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.326.622

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.046.957	0	0	0	0	1.046.957
404	09	01	00	Mobiliario y equipos de oficina	120.576	0	0	0	0	120.576
404	09	02	00	Equipos de computación	535.733	0	0	0	0	535.733
404	09	03	00	Mobiliario y equipos de alojamiento	390.648	0	0	0	0	390.648
				Totales	**38.692.285**	**0**	**0**	**0**	**0**	**38.692.285**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127925 540246000 CONSOLIDACIÓN DE LA GESTIÓN EN SALUD AMBIENTAL, DESDE EL ÁMBITO NACIONAL PARA EL MEJORAMIENTO DE LAS CONDICIONES SANITARIO AMBIENTALES.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA GESTIÓN EN SALUD AMBIENTAL A TRAVÉS DE FUMIGACIONES, ROCIAMIENTO Y TRATAMIENTOS OPORTUNOS, PARA LA VIGILANCIA Y CONTROL DE VECTORES Y DE LAS ENFERMEDADES METAXÉNICAS Y PARASITARIAS (MALARIA, CHAGAS, CHIKUNGUNYA, PARASITOSIS, ESQUISTOSOMOSIS, ENTRE OTRAS).

UNIDAD DE MEDIDA: ACTUACIÓN

META: 1.326.622

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127925 540246000 CONSOLIDACIÓN DE LA GESTIÓN EN SALUD AMBIENTAL, DESDE EL ÁMBITO NACIONAL PARA EL MEJORAMIENTO DE LAS CONDICIONES SANITARIO AMBIENTALES.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA GESTIÓN EN SALUD AMBIENTAL A TRAVÉS DE FUMIGACIONES, ROCIAMIENTO Y TRATAMIENTOS OPORTUNOS, PARA LA VIGILANCIA Y CONTROL DE VECTORES Y DE LAS ENFERMEDADES METAXÉNICAS Y PARASITARIAS (MALARIA, CHAGAS, CHIKUNGUNYA, PARASITOSIS, ESQUISTOSOMOSIS, ENTRE OTRAS).

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.326.622

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540246001 VIGILANCIA Y CONTROL DE VECTORES, RESERVORIOS Y FAUNA NOCIVA EN LA BÚSQUEDA DE UN ENTORNO SALUDABLE

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.193

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**3.923.651**	**0**	**0**	**0**	**0**	**3.923.651**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.196.795	0	0	0	0	1.196.795
401	01	18	00	Remuneraciones al personal contratado	1.196.795	0	0	0	0	1.196.795
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.196.795	0	0	0	0	1.196.795
401	03	00	00	Primas	562.774	0	0	0	0	562.774
401	03	37	00	Primas de transporte al personal contratado	50.400	0	0	0	0	50.400
401	03	39	00	Primas por hijos al personal contratado	59.400	0	0	0	0	59.400
401	03	40	00	Primas de profesionalización al personal contratado	141.513	0	0	0	0	141.513
401	03	41	00	Primas por antigüedad al personal contratado	64.261	0	0	0	0	64.261
401	03	96	00	Otras primas al personal contratado	247.200	0	0	0	0	247.200
401	04	00	00	Complementos de sueldos y salarios	649.008	0	0	0	0	649.008
401	04	26	00	Bono compensatorio de alimentación al personal contratado	649.008	0	0	0	0	649.008
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	810.347	0	0	0	0	810.347
401	05	07	00	Aguinaldos al personal contratado	513.825	0	0	0	0	513.825
401	05	08	00	Bono vacacional al personal contratado	296.522	0	0	0	0	296.522
401	06	00	00	Aportes patronales y legales	216.050	0	0	0	0	216.050
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	153.106	0	0	0	0	153.106
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	34.024	0	0	0	0	34.024
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	28.920	0	0	0	0	28.920
401	07	00	00	Asistencia socio-económica	80.800	0	0	0	0	80.800
401	07	75	00	Becas al personal contratado	7.200	0	0	0	0	7.200
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	40.000	0	0	0	0	40.000
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	18.000	0	0	0	0	18.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.800	0	0	0	0	1.800

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127925 540246000 CONSOLIDACIÓN DE LA GESTIÓN EN SALUD AMBIENTAL, DESDE EL ÁMBITO NACIONAL PARA EL MEJORAMIENTO DE LAS CONDICIONES SANITARIO AMBIENTALES.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA GESTIÓN EN SALUD AMBIENTAL A TRAVÉS DE FUMIGACIONES, ROCIAMIENTO Y TRATAMIENTOS OPORTUNOS, PARA LA VIGILANCIA Y CONTROL DE VECTORES Y DE LAS ENFERMEDADES METAXÉNICAS Y PARASITARIAS (MALARIA, CHAGAS, CHIKUNGUNYA, PARASITOSIS, ESQUISTOSOMOSIS, ENTRE OTRAS).

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.326.622

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540246001 VIGILANCIA Y CONTROL DE VECTORES, RESERVORIOS Y FAUNA NOCIVA EN LA BÚSQUEDA DE UN ENTORNO SALUDABLE

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.193

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	83	00	Dotación de uniformes al personal contratado	12.000	0	0	0	0	12.000
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	1.800	0	0	0	0	1.800
401	08	00	00	Prestaciones sociales e indemnizaciones	407.877	0	0	0	0	407.877
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	407.877	0	0	0	0	407.877
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.711.236**	**0**	**0**	**0**	**0**	**9.711.236**
402	01	00	00	Productos alimenticios y agropecuarios	439.500	0	0	0	0	439.500
402	01	01	00	Alimentos y bebidas para personas	147.500	0	0	0	0	147.500
402	01	02	00	Alimentos para animales	292.000	0	0	0	0	292.000
402	03	00	00	Textiles y vestuarios	524.280	0	0	0	0	524.280
402	03	01	00	Textiles	506.400	0	0	0	0	506.400
402	03	02	00	Prendas de vestir	17.880	0	0	0	0	17.880
402	04	00	00	Productos de cuero y caucho	99.000	0	0	0	0	99.000
402	04	03	00	Cauchos y tripas para vehículos	99.000	0	0	0	0	99.000
402	05	00	00	Productos de papel, cartón e impresos	245.680	0	0	0	0	245.680
402	05	01	00	Pulpa de madera, papel y cartón	16.000	0	0	0	0	16.000
402	05	03	00	Productos de papel y cartón para oficina	229.680	0	0	0	0	229.680
402	06	00	00	Productos químicos y derivados	6.547.181	0	0	0	0	6.547.181
402	06	01	00	Sustancias químicas y de uso industrial	13.216	0	0	0	0	13.216
402	06	02	00	Abonos, plaguicidas y otros	5.020.712	0	0	0	0	5.020.712
402	06	03	00	Tintas, pinturas y colorantes	7.388	0	0	0	0	7.388
402	06	04	00	Productos farmacéuticos y medicamentos	878.677	0	0	0	0	878.677
402	06	06	00	Combustibles y lubricantes	518.900	0	0	0	0	518.900
402	06	08	00	Productos plásticos	103.200	0	0	0	0	103.200
402	06	99	00	Otros productos de la industria química y conexos	5.088	0	0	0	0	5.088
402	07	00	00	Productos minerales no metálicos	1.200	0	0	0	0	1.200

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127925 540246000 CONSOLIDACIÓN DE LA GESTIÓN EN SALUD AMBIENTAL, DESDE EL ÁMBITO NACIONAL PARA EL MEJORAMIENTO DE LAS CONDICIONES SANITARIO AMBIENTALES.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA GESTIÓN EN SALUD AMBIENTAL A TRAVÉS DE FUMIGACIONES, ROCIAMIENTO Y TRATAMIENTOS OPORTUNOS, PARA LA VIGILANCIA Y CONTROL DE VECTORES Y DE LAS ENFERMEDADES METAXÉNICAS Y PARASITARIAS (MALARIA, CHAGAS, CHIKUNGUNYA, PARASITOSIS, ESQUISTOSOMOSIS, ENTRE OTRAS).

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.326.622

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540246001 VIGILANCIA Y CONTROL DE VECTORES, RESERVORIOS Y FAUNA NOCIVA EN LA BÚSQUEDA DE UN ENTORNO SALUDABLE

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.193

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	02	00	Vidrios y productos de vidrio	1.200	0	0	0	0	1.200
402	08	00	00	Productos metálicos	426.700	0	0	0	0	426.700
402	08	09	00	Repuestos y accesorios para equipos de transporte	426.700	0	0	0	0	426.700
402	09	00	00	Productos de madera	3.551	0	0	0	0	3.551
402	09	01	00	Productos primarios de madera	3.551	0	0	0	0	3.551
402	10	00	00	Productos varios y útiles diversos	1.424.144	0	0	0	0	1.424.144
402	10	02	00	Materiales y útiles de limpieza y aseo	98.780	0	0	0	0	98.780
402	10	03	00	Utensilios de cocina y comedor	2.604	0	0	0	0	2.604
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	138.320	0	0	0	0	138.320
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	450.000	0	0	0	0	450.000
402	10	08	00	Materiales para equipos de computación	473.440	0	0	0	0	473.440
402	10	11	00	Materiales eléctricos	255.000	0	0	0	0	255.000
402	10	99	00	Otros productos y útiles diversos	6.000	0	0	0	0	6.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.986.851**	**0**	**0**	**0**	**0**	**4.986.851**
403	09	00	00	Viáticos y pasajes	2.317.124	0	0	0	0	2.317.124
403	09	01	00	Viáticos y pasajes dentro del país	2.317.124	0	0	0	0	2.317.124
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	200.000	0	0	0	0	200.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	100.000	0	0	0	0	100.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	2.469.727	0	0	0	0	2.469.727
403	18	01	00	Impuesto al valor agregado	2.469.727	0	0	0	0	2.469.727
404	**00**	**00**	**00**	**Activos reales**	**11.548.497**	**0**	**0**	**0**	**0**	**11.548.497**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	430.000	0	0	0	0	430.000
404	01	01	00	Repuestos mayores	430.000	0	0	0	0	430.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	430.000	0	0	0	0	430.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127925 540246000 CONSOLIDACIÓN DE LA GESTIÓN EN SALUD AMBIENTAL, DESDE EL ÁMBITO NACIONAL PARA EL MEJORAMIENTO DE LAS CONDICIONES SANITARIO AMBIENTALES.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA GESTIÓN EN SALUD AMBIENTAL A TRAVÉS DE FUMIGACIONES, ROCIAMIENTO Y TRATAMIENTOS OPORTUNOS, PARA LA VIGILANCIA Y CONTROL DE VECTORES Y DE LAS ENFERMEDADES METAXÉNICAS Y PARASITARIAS (MALARIA, CHAGAS, CHIKUNGUNYA, PARASITOSIS, ESQUISTOSOMOSIS, ENTRE OTRAS).

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.326.622

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540246001 VIGILANCIA Y CONTROL DE VECTORES, RESERVORIOS Y FAUNA NOCIVA EN LA BÚSQUEDA DE UN ENTORNO SALUDABLE

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.193

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	5.134.865	0	0	0	0	5.134.865
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	3.505.017	0	0	0	0	3.505.017
404	03	05	00	Maquinaria y equipos industriales y de taller	26.448	0	0	0	0	26.448
404	03	06	00	Maquinaria y equipos de energía	399.000	0	0	0	0	399.000
404	03	08	00	Equipos de almacén	8.400	0	0	0	0	8.400
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	1.196.000	0	0	0	0	1.196.000
404	04	00	00	Equipos de transporte, tracción y elevación	5.289.000	0	0	0	0	5.289.000
404	04	01	00	Vehículos automotores terrestres	5.289.000	0	0	0	0	5.289.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	20.000
404	05	01	00	Equipos de telecomunicaciones	20.000	0	0	0	0	20.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	68.376	0	0	0	0	68.376
404	07	01	00	Equipos científicos y de laboratorio	8.712	0	0	0	0	8.712
404	07	02	00	Equipos de enseñanza, deporte y recreación	59.664	0	0	0	0	59.664
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	606.256	0	0	0	0	606.256
404	09	01	00	Mobiliario y equipos de oficina	100.576	0	0	0	0	100.576
404	09	02	00	Equipos de computación	320.000	0	0	0	0	320.000
404	09	03	00	Mobiliario y equipos de alojamiento	185.680	0	0	0	0	185.680
				Totales	**30.170.235**	**0**	**0**	**0**	**0**	**30.170.235**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127925 540246000 CONSOLIDACIÓN DE LA GESTIÓN EN SALUD AMBIENTAL, DESDE EL ÁMBITO NACIONAL PARA EL MEJORAMIENTO DE LAS CONDICIONES SANITARIO AMBIENTALES.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA GESTIÓN EN SALUD AMBIENTAL A TRAVÉS DE FUMIGACIONES, ROCIAMIENTO Y TRATAMIENTOS OPORTUNOS, PARA LA VIGILANCIA Y CONTROL DE VECTORES Y DE LAS ENFERMEDADES METAXÉNICAS Y PARASITARIAS (MALARIA, CHAGAS, CHIKUNGUNYA, PARASITOSIS, ESQUISTOSOMOSIS, ENTRE OTRAS).

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.326.622

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540246002 VIGILANCIA, ATENCIÓN Y CONTROL DE LAS ENFERMEDADES METAXÉNICAS Y PARASITARIAS.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.325.429

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**2.226.320**	0	0	0	0	**2.226.320**
401	01	00	00	Sueldos, salarios y otras retribuciones	631.054	0	0	0	0	631.054
401	01	18	00	Remuneraciones al personal contratado	631.054	0	0	0	0	631.054
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	631.054	0	0	0	0	631.054
401	03	00	00	Primas	408.698	0	0	0	0	408.698
401	03	37	00	Primas de transporte al personal contratado	14.400	0	0	0	0	14.400
401	03	39	00	Primas por hijos al personal contratado	30.000	0	0	0	0	30.000
401	03	40	00	Primas de profesionalización al personal contratado	122.222	0	0	0	0	122.222
401	03	41	00	Primas por antigüedad al personal contratado	18.876	0	0	0	0	18.876
401	03	96	00	Otras primas al personal contratado	223.200	0	0	0	0	223.200
401	04	00	00	Complementos de sueldos y salarios	326.016	0	0	0	0	326.016
401	04	26	00	Bono compensatorio de alimentación al personal contratado	326.016	0	0	0	0	326.016
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	441.751	0	0	0	0	441.751
401	05	07	00	Aguinaldos al personal contratado	296.464	0	0	0	0	296.464
401	05	08	00	Bono vacacional al personal contratado	145.287	0	0	0	0	145.287
401	06	00	00	Aportes patronales y legales	128.494	0	0	0	0	128.494
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	91.059	0	0	0	0	91.059
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	20.235	0	0	0	0	20.235
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	17.200	0	0	0	0	17.200
401	07	00	00	Asistencia socio-económica	51.200	0	0	0	0	51.200
401	07	75	00	Becas al personal contratado	4.800	0	0	0	0	4.800
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	20.000	0	0	0	0	20.000
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	18.000	0	0	0	0	18.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.200	0	0	0	0	1.200

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127925 540246000 CONSOLIDACIÓN DE LA GESTIÓN EN SALUD AMBIENTAL, DESDE EL ÁMBITO NACIONAL PARA EL MEJORAMIENTO DE LAS CONDICIONES SANITARIO AMBIENTALES.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA GESTIÓN EN SALUD AMBIENTAL A TRAVÉS DE FUMIGACIONES, ROCIAMIENTO Y TRATAMIENTOS OPORTUNOS, PARA LA VIGILANCIA Y CONTROL DE VECTORES Y DE LAS ENFERMEDADES METAXÉNICAS Y PARASITARIAS (MALARIA, CHAGAS, CHIKUNGUNYA, PARASITOSIS, ESQUISTOSOMOSIS, ENTRE OTRAS).

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.326.622

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540246002 VIGILANCIA, ATENCIÓN Y CONTROL DE LAS ENFERMEDADES METAXÉNICAS Y PARASITARIAS.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.325.429

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	83	00	Dotación de uniformes al personal contratado	6.000	0	0	0	0	6.000
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	1.200	0	0	0	0	1.200
401	08	00	00	Prestaciones sociales e indemnizaciones	239.107	0	0	0	0	239.107
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	239.107	0	0	0	0	239.107
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.095.883**	**0**	**0**	**0**	**0**	**4.095.883**
402	05	00	00	Productos de papel, cartón e impresos	71.724	0	0	0	0	71.724
402	05	01	00	Pulpa de madera, papel y cartón	25.800	0	0	0	0	25.800
402	05	03	00	Productos de papel y cartón para oficina	42.400	0	0	0	0	42.400
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.524	0	0	0	0	3.524
402	06	00	00	Productos químicos y derivados	3.089.431	0	0	0	0	3.089.431
402	06	01	00	Sustancias químicas y de uso industrial	958.200	0	0	0	0	958.200
402	06	03	00	Tintas, pinturas y colorantes	7.020	0	0	0	0	7.020
402	06	04	00	Productos farmacéuticos y medicamentos	2.124.211	0	0	0	0	2.124.211
402	10	00	00	Productos varios y útiles diversos	934.728	0	0	0	0	934.728
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	858.000	0	0	0	0	858.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	26.368	0	0	0	0	26.368
402	10	08	00	Materiales para equipos de computación	50.360	0	0	0	0	50.360
403	**00**	**00**	**00**	**Servicios no personales**	**1.759.146**	**0**	**0**	**0**	**0**	**1.759.146**
403	09	00	00	Viáticos y pasajes	1.409.661	0	0	0	0	1.409.661
403	09	01	00	Viáticos y pasajes dentro del país	1.409.661	0	0	0	0	1.409.661
403	18	00	00	Impuestos indirectos	349.485	0	0	0	0	349.485
403	18	01	00	Impuesto al valor agregado	349.485	0	0	0	0	349.485
404	**00**	**00**	**00**	**Activos reales**	**440.701**	**0**	**0**	**0**	**0**	**440.701**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	440.701	0	0	0	0	440.701
404	09	01	00	Mobiliario y equipos de oficina	20.000	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127925 540246000 CONSOLIDACIÓN DE LA GESTIÓN EN SALUD AMBIENTAL, DESDE EL ÁMBITO NACIONAL PARA EL MEJORAMIENTO DE LAS CONDICIONES SANITARIO AMBIENTALES.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA GESTIÓN EN SALUD AMBIENTAL A TRAVÉS DE FUMIGACIONES, ROCIAMIENTO Y TRATAMIENTOS OPORTUNOS, PARA LA VIGILANCIA Y CONTROL DE VECTORES Y DE LAS ENFERMEDADES METAXÉNICAS Y PARASITARIAS (MALARIA, CHAGAS, CHIKUNGUNYA, PARASITOSIS, ESQUISTOSOMOSIS, ENTRE OTRAS).

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.326.622

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540246002 VIGILANCIA, ATENCIÓN Y CONTROL DE LAS ENFERMEDADES METAXÉNICAS Y PARASITARIAS.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.325.429

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	02	00	Equipos de computación	215.733	0	0	0	0	215.733
404	09	03	00	Mobiliario y equipos de alojamiento	204.968	0	0	0	0	204.968
				Totales	**8.522.050**	**0**	**0**	**0**	**0**	**8.522.050**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127922 540247000 CONSOLIDACIÓN DE UN SISTEMA DE INFORMACIÓN Y ESTADÍSTICAS EN SALUD COLECTIVA PARA EL MINISTERIO DEL PODER POPULAR PARA LA SALUD.

OBJETIVO DEL PROYECTO: PROVEER DE INFORMACIÓN EN SALUD OPORTUNA Y CONFIABLE SOBRE LAS CONDICIONES DE VIDA DE LA POBLACIÓN VENEZOLANA, A EFECTOS DE REALIZAR SEGUIMIENTO, MONITOREO, EVALUACIÓN Y DISEÑO DE LAS POLÍTICAS PÚBLICAS DE SALUD.

UNIDAD DE MEDIDA: DEPENDENCIA **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.712.446**	**0**	**0**	**0**	**0**	**1.712.446**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.712.446	0	0	0	0	1.712.446
401	01	18	00	Remuneraciones al personal contratado	1.712.446	0	0	0	0	1.712.446
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.712.446	0	0	0	0	1.712.446
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.793.360**	**0**	**0**	**0**	**0**	**1.793.360**
402	01	00	00	Productos alimenticios y agropecuarios	134.280	0	0	0	0	134.280
402	01	01	00	Alimentos y bebidas para personas	134.280	0	0	0	0	134.280
402	03	00	00	Textiles y vestuarios	16.800	0	0	0	0	16.800
402	03	01	00	Textiles	16.800	0	0	0	0	16.800
402	05	00	00	Productos de papel, cartón e impresos	335.874	0	0	0	0	335.874
402	05	03	00	Productos de papel y cartón para oficina	335.874	0	0	0	0	335.874
402	06	00	00	Productos químicos y derivados	75.000	0	0	0	0	75.000
402	06	08	00	Productos plásticos	75.000	0	0	0	0	75.000
402	10	00	00	Productos varios y útiles diversos	1.231.406	0	0	0	0	1.231.406
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	659.214	0	0	0	0	659.214
402	10	08	00	Materiales para equipos de computación	572.192	0	0	0	0	572.192
403	**00**	**00**	**00**	**Servicios no personales**	**6.544.661**	**0**	**0**	**0**	**0**	**6.544.661**
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.962.563	0	0	0	0	3.962.563
403	07	02	00	Imprenta y reproducción	3.861.150	0	0	0	0	3.861.150
403	07	03	00	Relaciones sociales	101.413	0	0	0	0	101.413
403	09	00	00	Viáticos y pasajes	1.420.256	0	0	0	0	1.420.256
403	09	01	00	Viáticos y pasajes dentro del país	1.420.256	0	0	0	0	1.420.256
403	18	00	00	Impuestos indirectos	1.161.842	0	0	0	0	1.161.842
403	18	01	00	Impuesto al valor agregado	1.161.842	0	0	0	0	1.161.842
404	**00**	**00**	**00**	**Activos reales**	**1.344.000**	**0**	**0**	**0**	**0**	**1.344.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.344.000	0	0	0	0	1.344.000
404	09	02	00	Equipos de computación	1.344.000	0	0	0	0	1.344.000
				Totales	**11.394.467**	**0**	**0**	**0**	**0**	**11.394.467**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 54 - 317

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127922 540247000 CONSOLIDACIÓN DE UN SISTEMA DE INFORMACIÓN Y ESTADÍSTICAS EN SALUD COLECTIVA PARA EL MINISTERIO DEL PODER POPULAR PARA LA SALUD.

OBJETIVO DEL PROYECTO: PROVEER DE INFORMACIÓN EN SALUD OPORTUNA Y CONFIABLE SOBRE LAS CONDICIONES DE VIDA DE LA POBLACIÓN VENEZOLANA, A EFECTOS DE REALIZAR SEGUIMIENTO, MONITOREO, EVALUACIÓN Y DISEÑO DE LAS POLÍTICAS PÚBLICAS DE SALUD.

UNIDAD DE MEDIDA: DEPENDENCIA **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127922 540247000 CONSOLIDACIÓN DE UN SISTEMA DE INFORMACIÓN Y ESTADÍSTICAS EN SALUD COLECTIVA PARA EL MINISTERIO DEL PODER POPULAR PARA LA SALUD.

OBJETIVO DEL PROYECTO: PROVEER DE INFORMACIÓN EN SALUD OPORTUNA Y CONFIABLE SOBRE LAS CONDICIONES DE VIDA DE LA POBLACIÓN VENEZOLANA, A EFECTOS DE REALIZAR SEGUIMIENTO, MONITOREO, EVALUACIÓN Y DISEÑO DE LAS POLÍTICAS PÚBLICAS DE SALUD.

UNIDAD DE MEDIDA: DEPENDENCIA **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540247001 CONSOLIDACIÓN DEL SISTEMA DE INFORMACIÓN EPIDEMIOLÓGICA Y ESTADÍSTICAS, DE MANERA OPORTUNA Y CON CALIDAD QUE FACILITEN LA TOMA DE DECISIONES Y LA ELABORACIÓN DE POLÍTICAS PÚBLICAS DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPND).

UNIDAD DE MEDIDA: ANUARIO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**772.566**	**0**	**0**	**0**	**0**	**772.566**
402	03	00	00	Textiles y vestuarios	16.800	0	0	0	0	16.800
402	03	01	00	Textiles	16.800	0	0	0	0	16.800
402	05	00	00	Productos de papel, cartón e impresos	67.786	0	0	0	0	67.786
402	05	03	00	Productos de papel y cartón para oficina	67.786	0	0	0	0	67.786
402	10	00	00	Productos varios y útiles diversos	687.980	0	0	0	0	687.980
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	635.580	0	0	0	0	635.580
402	10	08	00	Materiales para equipos de computación	52.400	0	0	0	0	52.400
403	**00**	**00**	**00**	**Servicios no personales**	**5.684.912**	**0**	**0**	**0**	**0**	**5.684.912**
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.861.150	0	0	0	0	3.861.150
403	07	02	00	Imprenta y reproducción	3.861.150	0	0	0	0	3.861.150
403	09	00	00	Viáticos y pasajes	1.048.865	0	0	0	0	1.048.865
403	09	01	00	Viáticos y pasajes dentro del país	1.048.865	0	0	0	0	1.048.865
403	18	00	00	Impuestos indirectos	774.897	0	0	0	0	774.897
403	18	01	00	Impuesto al valor agregado	774.897	0	0	0	0	774.897
				Totales	**6.457.478**	**0**	**0**	**0**	**0**	**6.457.478**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127922 540247000 CONSOLIDACIÓN DE UN SISTEMA DE INFORMACIÓN Y ESTADÍSTICAS EN SALUD COLECTIVA PARA EL MINISTERIO DEL PODER POPULAR PARA LA SALUD.

OBJETIVO DEL PROYECTO: PROVEER DE INFORMACIÓN EN SALUD OPORTUNA Y CONFIABLE SOBRE LAS CONDICIONES DE VIDA DE LA POBLACIÓN VENEZOLANA, A EFECTOS DE REALIZAR SEGUIMIENTO, MONITOREO, EVALUACIÓN Y DISEÑO DE LAS POLÍTICAS PÚBLICAS DE SALUD.

UNIDAD DE MEDIDA: DEPENDENCIA **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540247002 FORTALECIMIENTO DE LOS PROCESOS EN EL MANEJO Y CARGA DE INFORMACIÓN DE LAS 24 UNIDADES ESTADALES DE EPIDEMIOLOGÍA, QUE FACILITEN LA RECOLECCIÓN, EL PROCESAMIENTO Y EL ANÁLISIS DE DATOS PARA LA PRODUCCIÓN DE INFORMACIÓN EN SALUD.

UNIDAD DE MEDIDA: DEPENDENCIA **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.712.446**	**0**	**0**	**0**	**0**	**1.712.446**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.712.446	0	0	0	0	1.712.446
401	01	18	00	Remuneraciones al personal contratado	1.712.446	0	0	0	0	1.712.446
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.712.446	0	0	0	0	1.712.446
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.020.794**	**0**	**0**	**0**	**0**	**1.020.794**
402	01	00	00	Productos alimenticios y agropecuarios	134.280	0	0	0	0	134.280
402	01	01	00	Alimentos y bebidas para personas	134.280	0	0	0	0	134.280
402	05	00	00	Productos de papel, cartón e impresos	268.088	0	0	0	0	268.088
402	05	03	00	Productos de papel y cartón para oficina	268.088	0	0	0	0	268.088
402	06	00	00	Productos químicos y derivados	75.000	0	0	0	0	75.000
402	06	08	00	Productos plásticos	75.000	0	0	0	0	75.000
402	10	00	00	Productos varios y útiles diversos	543.426	0	0	0	0	543.426
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	23.634	0	0	0	0	23.634
402	10	08	00	Materiales para equipos de computación	519.792	0	0	0	0	519.792
403	**00**	**00**	**00**	**Servicios no personales**	**859.749**	**0**	**0**	**0**	**0**	**859.749**
403	07	00	00	Servicios de información, impresión y relaciones públicas	101.413	0	0	0	0	101.413
403	07	03	00	Relaciones sociales	101.413	0	0	0	0	101.413
403	09	00	00	Viáticos y pasajes	371.391	0	0	0	0	371.391
403	09	01	00	Viáticos y pasajes dentro del país	371.391	0	0	0	0	371.391
403	18	00	00	Impuestos indirectos	386.945	0	0	0	0	386.945
403	18	01	00	Impuesto al valor agregado	386.945	0	0	0	0	386.945
404	**00**	**00**	**00**	**Activos reales**	**1.344.000**	**0**	**0**	**0**	**0**	**1.344.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.344.000	0	0	0	0	1.344.000
404	09	02	00	Equipos de computación	1.344.000	0	0	0	0	1.344.000
				Totales	**4.936.989**	**0**	**0**	**0**	**0**	**4.936.989**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127929 540248000 IMPLEMENTACIÓN Y SEGUIMIENTO DEL ESQUEMA AMPLIADO DE INMUNIZACIONES EN EL PAÍS

OBJETIVO DEL PROYECTO: REDUCIR LA INCIDENCIA DE LA MORBI-MORTALIDAD POR LAS ENFERMEDADESPREVENIBLES POR VACUNACIÓN, COMO LA TOS FERINA, TÉTANOS, MENINGITIS YNEUMONÍAS BACTERIANAS POR HAEMOPHILUS INFLUENZA DE TIPO B,HEPATITIS B, TUBERCULOSIS, DIARREAS PRODUCIDAS POR ROTAVIRUS, INFLUENZAESTACIONAL, NEUMONÍAS Y MENINGITIS POR NEUMOCOCO, PAROTIDITIS YMANTENER LA ELIMINACIÓN DE POLIOMIELITIS, DIFTERIA, SARAMPIÓN, RUBÉOLAY SRC.

UNIDAD DE MEDIDA: DOSIS **META:** 18.774.309

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**37.297.783**	0	0	0	0	**37.297.783**
401	01	00	00	Sueldos, salarios y otras retribuciones	19.225.236	0	0	0	0	19.225.236
401	01	18	00	Remuneraciones al personal contratado	19.225.236	0	0	0	0	19.225.236
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	19.225.236	0	0	0	0	19.225.236
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	11.722.475	0	0	0	0	11.722.475
401	05	07	00	Aguinaldos al personal contratado	7.306.330	0	0	0	0	7.306.330
401	05	08	00	Bono vacacional al personal contratado	4.416.145	0	0	0	0	4.416.145
401	07	00	00	Asistencia socio-económica	6.350.072	0	0	0	0	6.350.072
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	3.716.857	0	0	0	0	3.716.857
401	07	99	00	Otras subvenciones al personal contratado	2.633.215	0	0	0	0	2.633.215
402	00	00	00	**Materiales, suministros y mercancías**	**445.233.803**	0	0	0	0	**445.233.803**
402	01	00	00	Productos alimenticios y agropecuarios	124.242	0	0	0	0	124.242
402	01	01	00	Alimentos y bebidas para personas	124.242	0	0	0	0	124.242
402	03	00	00	Textiles y vestuarios	95.000	0	0	0	0	95.000
402	03	01	00	Textiles	21.000	0	0	0	0	21.000
402	03	02	00	Prendas de vestir	74.000	0	0	0	0	74.000
402	05	00	00	Productos de papel, cartón e impresos	148.000	0	0	0	0	148.000
402	05	01	00	Pulpa de madera, papel y cartón	72.000	0	0	0	0	72.000
402	05	03	00	Productos de papel y cartón para oficina	70.000	0	0	0	0	70.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.000	0	0	0	0	6.000
402	06	00	00	Productos químicos y derivados	444.063.561	0	0	0	0	444.063.561
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	20.000
402	06	04	00	Productos farmacéuticos y medicamentos	443.962.111	0	0	0	0	443.962.111
402	06	08	00	Productos plásticos	81.450	0	0	0	0	81.450
402	08	00	00	Productos metálicos	25.000	0	0	0	0	25.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	25.000	0	0	0	0	25.000
402	10	00	00	Productos varios y útiles diversos	778.000	0	0	0	0	778.000
402	10	02	00	Materiales y útiles de limpieza y aseo	38.000	0	0	0	0	38.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	300.000	0	0	0	0	300.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127929 540248000 IMPLEMENTACIÓN Y SEGUIMIENTO DEL ESQUEMA AMPLIADO DE INMUNIZACIONES EN EL PAÍS

OBJETIVO DEL PROYECTO: REDUCIR LA INCIDENCIA DE LA MORBI-MORTALIDAD POR LAS ENFERMEDADESPREVENIBLES POR VACUNACIÓN, COMO LA TOS FERINA, TÉTANOS, MENINGITIS YNEUMONÍAS BACTERIANAS POR HAEMOPHILUS INFLUENZA DE TIPO B,HEPATITIS B, TUBERCULOSIS, DIARREAS PRODUCIDAS POR ROTAVIRUS, INFLUENZAESTACIONAL, NEUMONÍAS Y MENINGITIS POR NEUMOCOCO, PAROTIDITIS YMANTENER LA ELIMINACIÓN DE POLIOMIELITIS, DIFTERIA, SARAMPIÓN, RUBÉOLAY SRC.

UNIDAD DE MEDIDA: DOSIS **META:** 18.774.309

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	45.000	0	0	0	0	45.000
402	10	07	00	Productos de seguridad en el trabajo	70.000	0	0	0	0	70.000
402	10	08	00	Materiales para equipos de computación	240.000	0	0	0	0	240.000
402	10	11	00	Materiales eléctricos	50.000	0	0	0	0	50.000
402	10	12	00	Materiales para instalaciones sanitarias	20.000	0	0	0	0	20.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.043.591**	**0**	**0**	**0**	**0**	**2.043.591**
403	02	00	00	Alquileres de maquinaria y equipos	30.000	0	0	0	0	30.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	30.000	0	0	0	0	30.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	590.000	0	0	0	0	590.000
403	07	02	00	Imprenta y reproducción	500.000	0	0	0	0	500.000
403	07	03	00	Relaciones sociales	90.000	0	0	0	0	90.000
403	09	00	00	Viáticos y pasajes	354.000	0	0	0	0	354.000
403	09	01	00	Viáticos y pasajes dentro del país	354.000	0	0	0	0	354.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	25.000	0	0	0	0	25.000
403	10	07	00	Servicios de capacitación y adiestramiento	25.000	0	0	0	0	25.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	130.000	0	0	0	0	130.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	130.000	0	0	0	0	130.000
403	15	00	00	Servicios fiscales	200.000	0	0	0	0	200.000
403	15	01	00	Derechos de importación y servicios aduaneros	200.000	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	480.158	0	0	0	0	480.158
403	18	01	00	Impuesto al valor agregado	480.158	0	0	0	0	480.158
403	99	00	00	Otros servicios no personales	234.433	0	0	0	0	234.433
403	99	01	00	Otros servicios no personales	234.433	0	0	0	0	234.433
404	**00**	**00**	**00**	**Activos reales**	**1.290.430**	**0**	**0**	**0**	**0**	**1.290.430**
404	04	00	00	Equipos de transporte, tracción y elevación	100.000	0	0	0	0	100.000
404	04	05	00	Vehículos de tracción no motorizados	100.000	0	0	0	0	100.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	100.000
404	05	01	00	Equipos de telecomunicaciones	100.000	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127929 540248000 IMPLEMENTACIÓN Y SEGUIMIENTO DEL ESQUEMA AMPLIADO DE INMUNIZACIONES EN EL PAÍS

OBJETIVO DEL PROYECTO: REDUCIR LA INCIDENCIA DE LA MORBI-MORTALIDAD POR LAS ENFERMEDADESPREVENIBLES POR VACUNACIÓN, COMO LA TOS FERINA, TÉTANOS, MENINGITIS YNEUMONÍAS BACTERIANAS POR HAEMOPHILUS INFLUENZA DE TIPO B,HEPATITIS B, TUBERCULOSIS, DIARREAS PRODUCIDAS POR ROTAVIRUS, INFLUENZAESTACIONAL, NEUMONÍAS Y MENINGITIS POR NEUMOCOCO, PAROTIDITIS YMANTENER LA ELIMINACIÓN DE POLIOMIELITIS, DIFTERIA, SARAMPIÓN, RUBÉOLAY SRC.

UNIDAD DE MEDIDA: DOSIS **META:** 18.774.309

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	200.000	0	0	0	0	200.000
404	07	01	00	Equipos científicos y de laboratorio	50.000	0	0	0	0	50.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	150.000	0	0	0	0	150.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	890.430	0	0	0	0	890.430
404	09	01	00	Mobiliario y equipos de oficina	260.000	0	0	0	0	260.000
404	09	02	00	Equipos de computación	330.430	0	0	0	0	330.430
404	09	03	00	Mobiliario y equipos de alojamiento	300.000	0	0	0	0	300.000
				Totales	**485.865.607**	**0**	**0**	**0**	**0**	**485.865.607**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127929 540248000 IMPLEMENTACIÓN Y SEGUIMIENTO DEL ESQUEMA AMPLIADO DE INMUNIZACIONES EN EL PAÍS

OBJETIVO DEL PROYECTO: REDUCIR LA INCIDENCIA DE LA MORBI-MORTALIDAD POR LAS ENFERMEDADESPREVENIBLES POR VACUNACIÓN, COMO LA TOS FERINA, TÉTANOS, MENINGITIS YNEUMONÍAS BACTERIANAS POR HAEMOPHILUS INFLUENZA DE TIPO B,HEPATITIS B, TUBERCULOSIS, DIARREAS PRODUCIDAS POR ROTAVIRUS, INFLUENZAESTACIONAL, NEUMONÍAS Y MENINGITIS POR NEUMOCOCO, PAROTIDITIS YMANTENER LA ELIMINACIÓN DE POLIOMIELITIS, DIFTERIA, SARAMPIÓN, RUBÉOLAY SRC.

UNIDAD DE MEDIDA: DOSIS **META:** 18.774.309

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127929 540248000 IMPLEMENTACIÓN Y SEGUIMIENTO DEL ESQUEMA AMPLIADO DE INMUNIZACIONES EN EL PAÍS

OBJETIVO DEL PROYECTO: REDUCIR LA INCIDENCIA DE LA MORBI-MORTALIDAD POR LAS ENFERMEDADESPREVENIBLES POR VACUNACIÓN, COMO LA TOS FERINA, TÉTANOS, MENINGITIS YNEUMONÍAS BACTERIANAS POR HAEMOPHILUS INFLUENZA DE TIPO B,HEPATITIS B, TUBERCULOSIS, DIARREAS PRODUCIDAS POR ROTAVIRUS, INFLUENZAESTACIONAL, NEUMONÍAS Y MENINGITIS POR NEUMOCOCO, PAROTIDITIS YMANTENER LA ELIMINACIÓN DE POLIOMIELITIS, DIFTERIA, SARAMPIÓN, RUBÉOLAY SRC.

UNIDAD DE MEDIDA: DOSIS **META:** 18.774.309

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540248001 APLICACIÓN DE VACUNAS DE ACUERDO AL ESQUEMA AMPLIADO DE INMUNIZACIONES.

UNIDAD DE MEDIDA: DOSIS **META:** 18.774.309

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**37.297.783**	**0**	**0**	**0**	**0**	**37.297.783**
401	01	00	00	Sueldos, salarios y otras retribuciones	19.225.236	0	0	0	0	19.225.236
401	01	18	00	Remuneraciones al personal contratado	19.225.236	0	0	0	0	19.225.236
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	19.225.236	0	0	0	0	19.225.236
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	11.722.475	0	0	0	0	11.722.475
401	05	07	00	Aguinaldos al personal contratado	7.306.330	0	0	0	0	7.306.330
401	05	08	00	Bono vacacional al personal contratado	4.416.145	0	0	0	0	4.416.145
401	07	00	00	Asistencia socio-económica	6.350.072	0	0	0	0	6.350.072
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	3.716.857	0	0	0	0	3.716.857
401	07	99	00	Otras subvenciones al personal contratado	2.633.215	0	0	0	0	2.633.215
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**445.233.803**	**0**	**0**	**0**	**0**	**445.233.803**
402	01	00	00	Productos alimenticios y agropecuarios	124.242	0	0	0	0	124.242
402	01	01	00	Alimentos y bebidas para personas	124.242	0	0	0	0	124.242
402	03	00	00	Textiles y vestuarios	95.000	0	0	0	0	95.000
402	03	01	00	Textiles	21.000	0	0	0	0	21.000
402	03	02	00	Prendas de vestir	74.000	0	0	0	0	74.000
402	05	00	00	Productos de papel, cartón e impresos	148.000	0	0	0	0	148.000
402	05	01	00	Pulpa de madera, papel y cartón	72.000	0	0	0	0	72.000
402	05	03	00	Productos de papel y cartón para oficina	70.000	0	0	0	0	70.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.000	0	0	0	0	6.000
402	06	00	00	Productos químicos y derivados	444.063.561	0	0	0	0	444.063.561
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	20.000
402	06	04	00	Productos farmacéuticos y medicamentos	443.962.111	0	0	0	0	443.962.111
402	06	08	00	Productos plásticos	81.450	0	0	0	0	81.450

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127929 540248000 IMPLEMENTACIÓN Y SEGUIMIENTO DEL ESQUEMA AMPLIADO DE INMUNIZACIONES EN EL PAÍS

OBJETIVO DEL PROYECTO: REDUCIR LA INCIDENCIA DE LA MORBI-MORTALIDAD POR LAS ENFERMEDADESPREVENIBLES POR VACUNACIÓN, COMO LA TOS FERINA, TÉTANOS, MENINGITIS YNEUMONÍAS BACTERIANAS POR HAEMOPHILUS INFLUENZA DE TIPO B,HEPATITIS B, TUBERCULOSIS, DIARREAS PRODUCIDAS POR ROTAVIRUS, INFLUENZAESTACIONAL, NEUMONÍAS Y MENINGITIS POR NEUMOCOCO, PAROTIDITIS YMANTENER LA ELIMINACIÓN DE POLIOMIELITIS, DIFTERIA, SARAMPIÓN, RUBÉOLAY SRC.

UNIDAD DE MEDIDA: DOSIS **META:** 18.774.309

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540248001 APLICACIÓN DE VACUNAS DE ACUERDO AL ESQUEMA AMPLIADO DE INMUNIZACIONES.

UNIDAD DE MEDIDA: DOSIS **META:** 18.774.309

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	00	00	Productos metálicos	25.000	0	0	0	0	25.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	25.000	0	0	0	0	25.000
402	10	00	00	Productos varios y útiles diversos	778.000	0	0	0	0	778.000
402	10	02	00	Materiales y útiles de limpieza y aseo	38.000	0	0	0	0	38.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	300.000	0	0	0	0	300.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	45.000	0	0	0	0	45.000
402	10	07	00	Productos de seguridad en el trabajo	70.000	0	0	0	0	70.000
402	10	08	00	Materiales para equipos de computación	240.000	0	0	0	0	240.000
402	10	11	00	Materiales eléctricos	50.000	0	0	0	0	50.000
402	10	12	00	Materiales para instalaciones sanitarias	20.000	0	0	0	0	20.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.792.711**	**0**	**0**	**0**	**0**	**1.792.711**
403	02	00	00	Alquileres de maquinaria y equipos	30.000	0	0	0	0	30.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	30.000	0	0	0	0	30.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	590.000	0	0	0	0	590.000
403	07	02	00	Imprenta y reproducción	500.000	0	0	0	0	500.000
403	07	03	00	Relaciones sociales	90.000	0	0	0	0	90.000
403	09	00	00	Viáticos y pasajes	130.000	0	0	0	0	130.000
403	09	01	00	Viáticos y pasajes dentro del país	130.000	0	0	0	0	130.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	25.000	0	0	0	0	25.000
403	10	07	00	Servicios de capacitación y adiestramiento	25.000	0	0	0	0	25.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	130.000	0	0	0	0	130.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	130.000	0	0	0	0	130.000
403	15	00	00	Servicios fiscales	200.000	0	0	0	0	200.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127929 540248000 IMPLEMENTACIÓN Y SEGUIMIENTO DEL ESQUEMA AMPLIADO DE INMUNIZACIONES EN EL PAÍS

OBJETIVO DEL PROYECTO: REDUCIR LA INCIDENCIA DE LA MORBI-MORTALIDAD POR LAS ENFERMEDADESPREVENIBLES POR VACUNACIÓN, COMO LA TOS FERINA, TÉTANOS, MENINGITIS YNEUMONÍAS BACTERIANAS POR HAEMOPHILUS INFLUENZA DE TIPO B,HEPATITIS B, TUBERCULOSIS, DIARREAS PRODUCIDAS POR ROTAVIRUS, INFLUENZAESTACIONAL, NEUMONÍAS Y MENINGITIS POR NEUMOCOCO, PAROTIDITIS YMANTENER LA ELIMINACIÓN DE POLIOMIELITIS, DIFTERIA, SARAMPIÓN, RUBÉOLAY SRC.

UNIDAD DE MEDIDA: DOSIS **META:** 18.774.309

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540248001 APLICACIÓN DE VACUNAS DE ACUERDO AL ESQUEMA AMPLIADO DE INMUNIZACIONES.

UNIDAD DE MEDIDA: DOSIS **META:** 18.774.309

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	15	01	00	Derechos de importación y servicios aduaneros	200.000	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	453.278	0	0	0	0	453.278
403	18	01	00	Impuesto al valor agregado	453.278	0	0	0	0	453.278
403	99	00	00	Otros servicios no personales	234.433	0	0	0	0	234.433
403	99	01	00	Otros servicios no personales	234.433	0	0	0	0	234.433
404	**00**	**00**	**00**	**Activos reales**	**1.290.430**	**0**	**0**	**0**	**0**	**1.290.430**
404	04	00	00	Equipos de transporte, tracción y elevación	100.000	0	0	0	0	100.000
404	04	05	00	Vehículos de tracción no motorizados	100.000	0	0	0	0	100.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	100.000
404	05	01	00	Equipos de telecomunicaciones	100.000	0	0	0	0	100.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	200.000	0	0	0	0	200.000
404	07	01	00	Equipos científicos y de laboratorio	50.000	0	0	0	0	50.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	150.000	0	0	0	0	150.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	890.430	0	0	0	0	890.430
404	09	01	00	Mobiliario y equipos de oficina	260.000	0	0	0	0	260.000
404	09	02	00	Equipos de computación	330.430	0	0	0	0	330.430
404	09	03	00	Mobiliario y equipos de alojamiento	300.000	0	0	0	0	300.000
				Totales	**485.614.727**	**0**	**0**	**0**	**0**	**485.614.727**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127929 540248000 IMPLEMENTACIÓN Y SEGUIMIENTO DEL ESQUEMA AMPLIADO DE INMUNIZACIONES EN EL PAÍS

OBJETIVO DEL PROYECTO: REDUCIR LA INCIDENCIA DE LA MORBI-MORTALIDAD POR LAS ENFERMEDADESPREVENIBLES POR VACUNACIÓN, COMO LA TOS FERINA, TÉTANOS, MENINGITIS YNEUMONÍAS BACTERIANAS POR HAEMOPHILUS INFLUENZA DE TIPO B,HEPATITIS B, TUBERCULOSIS, DIARREAS PRODUCIDAS POR ROTAVIRUS, INFLUENZAESTACIONAL, NEUMONÍAS Y MENINGITIS POR NEUMOCOCO, PAROTIDITIS YMANTENER LA ELIMINACIÓN DE POLIOMIELITIS, DIFTERIA, SARAMPIÓN, RUBÉOLAY SRC.

UNIDAD DE MEDIDA: DOSIS **META:** 18.774.309

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540248002 MONITOREO DEL SISTEMA DE VIGILANCIA DE VACUNACIÓN SEGURA, ENFERMEDADES INMUNOPREVENIBLES Y EVENTOS DE SALUD PÚBLICA (OFÍDICOS, ESCORPIÓNICOS Y ARÁCNICOS) A NIVEL NACIONAL.

UNIDAD DE MEDIDA: INFORME **META:** 52

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**250.880**	**0**	**0**	**0**	**0**	**250.880**
403	09	00	00	Viáticos y pasajes	224.000	0	0	0	0	224.000
403	09	01	00	Viáticos y pasajes dentro del país	224.000	0	0	0	0	224.000
403	18	00	00	Impuestos indirectos	26.880	0	0	0	0	26.880
403	18	01	00	Impuesto al valor agregado	26.880	0	0	0	0	26.880
				Totales	**250.880**	**0**	**0**	**0**	**0**	**250.880**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127926 540249000 IMPLEMENTACIÓN DE LOS ANÁLISIS DE LA SITUACIÓN DE SALUD Y LA VIGILANCIA EPIDEMIOLÓGICA EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

OBJETIVO DEL PROYECTO: IMPULSAR EL USO SISTEMÁTICO DE LOS ANÁLISIS DE SITUACIÓN DE SALUD, COMO HERRAMIENTA TÉCNICA, EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA NACIONAL DE SALUD.

UNIDAD DE MEDIDA: BOLETÍN

META: 446

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.357.652**	**0**	**0**	**0**	**0**	**3.357.652**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.809.192	0	0	0	0	1.809.192
401	01	12	00	Salarios a obreros en puestos no permanentes	22.320	0	0	0	0	22.320
401	01	18	00	Remuneraciones al personal contratado	1.786.872	0	0	0	0	1.786.872
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.786.872	0	0	0	0	1.786.872
401	03	00	00	Primas	20.114	0	0	0	0	20.114
401	03	08	00	Primas de profesionalización a empleados	20.114	0	0	0	0	20.114
401	04	00	00	Complementos de sueldos y salarios	662.943	0	0	0	0	662.943
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	12.783	0	0	0	0	12.783
401	04	26	00	Bono compensatorio de alimentación al personal contratado	504.000	0	0	0	0	504.000
401	04	27	00	Bono compensatorio de transporte al personal contratado	3.600	0	0	0	0	3.600
401	04	98	00	Otros complementos al personal contratado	142.560	0	0	0	0	142.560
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	208.919	0	0	0	0	208.919
401	05	07	00	Aguinaldos al personal contratado	136.104	0	0	0	0	136.104
401	05	08	00	Bono vacacional al personal contratado	72.815	0	0	0	0	72.815
401	07	00	00	Asistencia socio-económica	242.767	0	0	0	0	242.767
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	10.000	0	0	0	0	10.000
401	07	10	00	Dotación de uniformes a empleados	3.000	0	0	0	0	3.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	54.026	0	0	0	0	54.026
401	07	99	00	Otras subvenciones al personal contratado	175.741	0	0	0	0	175.741
401	08	00	00	Prestaciones sociales e indemnizaciones	413.717	0	0	0	0	413.717
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	413.717	0	0	0	0	413.717
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.729.078**	**0**	**0**	**0**	**0**	**1.729.078**
402	01	00	00	Productos alimenticios y agropecuarios	41.620	0	0	0	0	41.620
402	01	01	00	Alimentos y bebidas para personas	41.620	0	0	0	0	41.620
402	03	00	00	Textiles y vestuarios	169.882	0	0	0	0	169.882
402	03	01	00	Textiles	4.292	0	0	0	0	4.292
402	03	02	00	Prendas de vestir	165.590	0	0	0	0	165.590
402	05	00	00	Productos de papel, cartón e impresos	471.788	0	0	0	0	471.788

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127926 540249000 IMPLEMENTACIÓN DE LOS ANÁLISIS DE LA SITUACIÓN DE SALUD Y LA VIGILANCIA EPIDEMIOLÓGICA EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

OBJETIVO DEL PROYECTO: IMPULSAR EL USO SISTEMÁTICO DE LOS ANÁLISIS DE SITUACIÓN DE SALUD, COMO HERRAMIENTA TÉCNICA, EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA NACIONAL DE SALUD.

UNIDAD DE MEDIDA: BOLETÍN **META:** 446

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	55.607	0	0	0	0	55.607
402	05	03	00	Productos de papel y cartón para oficina	393.243	0	0	0	0	393.243
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	22.938	0	0	0	0	22.938
402	06	00	00	Productos químicos y derivados	374.235	0	0	0	0	374.235
402	06	04	00	Productos farmacéuticos y medicamentos	326.504	0	0	0	0	326.504
402	06	05	00	Productos de tocador	1.586	0	0	0	0	1.586
402	06	08	00	Productos plásticos	46.145	0	0	0	0	46.145
402	10	00	00	Productos varios y útiles diversos	671.553	0	0	0	0	671.553
402	10	02	00	Materiales y útiles de limpieza y aseo	39.962	0	0	0	0	39.962
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	95.500	0	0	0	0	95.500
402	10	07	00	Productos de seguridad en el trabajo	158.072	0	0	0	0	158.072
402	10	08	00	Materiales para equipos de computación	344.200	0	0	0	0	344.200
402	10	11	00	Materiales eléctricos	33.819	0	0	0	0	33.819
403	**00**	**00**	**00**	**Servicios no personales**	**1.616.803**	**0**	**0**	**0**	**0**	**1.616.803**
403	06	00	00	Servicios de transporte y almacenaje	3.360	0	0	0	0	3.360
403	06	01	00	Fletes y embalajes	3.360	0	0	0	0	3.360
403	07	00	00	Servicios de información, impresión y relaciones públicas	181.717	0	0	0	0	181.717
403	07	02	00	Imprenta y reproducción	46.424	0	0	0	0	46.424
403	07	03	00	Relaciones sociales	135.293	0	0	0	0	135.293
403	09	00	00	Viáticos y pasajes	681.677	0	0	0	0	681.677
403	09	01	00	Viáticos y pasajes dentro del país	681.677	0	0	0	0	681.677
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	135.536	0	0	0	0	135.536
403	10	07	00	Servicios de capacitación y adiestramiento	135.536	0	0	0	0	135.536
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	136.843	0	0	0	0	136.843
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	26.648	0	0	0	0	26.648
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	110.195	0	0	0	0	110.195
403	18	00	00	Impuestos indirectos	420.906	0	0	0	0	420.906
403	18	01	00	Impuesto al valor agregado	420.906	0	0	0	0	420.906
403	99	00	00	Otros servicios no personales	56.764	0	0	0	0	56.764

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127926 540249000 IMPLEMENTACIÓN DE LOS ANÁLISIS DE LA SITUACIÓN DE SALUD Y LA VIGILANCIA EPIDEMIOLÓGICA EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

OBJETIVO DEL PROYECTO: IMPULSAR EL USO SISTEMÁTICO DE LOS ANÁLISIS DE SITUACIÓN DE SALUD, COMO HERRAMIENTA TÉCNICA, EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA NACIONAL DE SALUD.

UNIDAD DE MEDIDA: BOLETÍN

META: 446

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	01	00	Otros servicios no personales	56.764	0	0	0	0	56.764
404	**00**	**00**	**00**	**Activos reales**	**776.574**	**0**	**0**	**0**	**0**	**776.574**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	36.400	0	0	0	0	36.400
404	07	02	00	Equipos de enseñanza, deporte y recreación	36.400	0	0	0	0	36.400
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	740.174	0	0	0	0	740.174
404	09	01	00	Mobiliario y equipos de oficina	201.665	0	0	0	0	201.665
404	09	02	00	Equipos de computación	270.259	0	0	0	0	270.259
404	09	03	00	Mobiliario y equipos de alojamiento	268.250	0	0	0	0	268.250
				Totales	**7.480.107**	**0**	**0**	**0**	**0**	**7.480.107**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127926 540249000 IMPLEMENTACIÓN DE LOS ANÁLISIS DE LA SITUACIÓN DE SALUD Y LA VIGILANCIA EPIDEMIOLÓGICA EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

OBJETIVO DEL PROYECTO: IMPULSAR EL USO SISTEMÁTICO DE LOS ANÁLISIS DE SITUACIÓN DE SALUD, COMO HERRAMIENTA TÉCNICA, EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA NACIONAL DE SALUD.

UNIDAD DE MEDIDA: BOLETÍN

META: 446

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127926 540249000 IMPLEMENTACIÓN DE LOS ANÁLISIS DE LA SITUACIÓN DE SALUD Y LA VIGILANCIA EPIDEMIOLÓGICA EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

OBJETIVO DEL PROYECTO: IMPULSAR EL USO SISTEMÁTICO DE LOS ANÁLISIS DE SITUACIÓN DE SALUD, COMO HERRAMIENTA TÉCNICA, EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA NACIONAL DE SALUD.

UNIDAD DE MEDIDA: BOLETÍN **META:** 446

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540249001 GENERACIÓN DE INFORMACIÓN SOBRE VIGILANCIA EPIDEMIOLÓGICA PARA LAS INTERVENCIONES SANITARIAS OPORTUNAS ANTE LA OCURRENCIA DE MUERTES MATERNAS, ENFERMEDADES TRANSMISIBLES Y NO TRANSMISIBLES, FACTORES DE RIESGO Y CAUSAS EXTERNAS ASOCIADAS A LA ASISTENCIA SANITARIA.

UNIDAD DE MEDIDA: BOLETÍN **META:** 52

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.769.543**	**0**	**0**	**0**	**0**	**1.769.543**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.018.800	0	0	0	0	1.018.800
401	01	18	00	Remuneraciones al personal contratado	1.018.800	0	0	0	0	1.018.800
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.018.800	0	0	0	0	1.018.800
401	04	00	00	Complementos de sueldos y salarios	364.320	0	0	0	0	364.320
401	04	26	00	Bono compensatorio de alimentación al personal contratado	364.320	0	0	0	0	364.320
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	22.818	0	0	0	0	22.818
401	05	08	00	Bono vacacional al personal contratado	22.818	0	0	0	0	22.818
401	07	00	00	Asistencia socio-económica	129.388	0	0	0	0	129.388
401	07	99	00	Otras subvenciones al personal contratado	129.388	0	0	0	0	129.388
401	08	00	00	Prestaciones sociales e indemnizaciones	234.217	0	0	0	0	234.217
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	234.217	0	0	0	0	234.217
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**823.475**	**0**	**0**	**0**	**0**	**823.475**
402	01	00	00	Productos alimenticios y agropecuarios	22.447	0	0	0	0	22.447
402	01	01	00	Alimentos y bebidas para personas	22.447	0	0	0	0	22.447
402	03	00	00	Textiles y vestuarios	3.239	0	0	0	0	3.239
402	03	01	00	Textiles	3.239	0	0	0	0	3.239
402	05	00	00	Productos de papel, cartón e impresos	265.901	0	0	0	0	265.901
402	05	01	00	Pulpa de madera, papel y cartón	33.197	0	0	0	0	33.197
402	05	03	00	Productos de papel y cartón para oficina	232.704	0	0	0	0	232.704
402	06	00	00	Productos químicos y derivados	352.988	0	0	0	0	352.988
402	06	04	00	Productos farmacéuticos y medicamentos	324.000	0	0	0	0	324.000
402	06	05	00	Productos de tocador	1.586	0	0	0	0	1.586
402	06	08	00	Productos plásticos	27.402	0	0	0	0	27.402
402	10	00	00	Productos varios y útiles diversos	178.900	0	0	0	0	178.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127926 540249000 IMPLEMENTACIÓN DE LOS ANÁLISIS DE LA SITUACIÓN DE SALUD Y LA VIGILANCIA EPIDEMIOLÓGICA EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

OBJETIVO DEL PROYECTO: IMPULSAR EL USO SISTEMÁTICO DE LOS ANÁLISIS DE SITUACIÓN DE SALUD, COMO HERRAMIENTA TÉCNICA, EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA NACIONAL DE SALUD.

UNIDAD DE MEDIDA: BOLETÍN **META:** 446

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540249001 GENERACIÓN DE INFORMACIÓN SOBRE VIGILANCIA EPIDEMIOLÓGICA PARA LAS INTERVENCIONES SANITARIAS OPORTUNAS ANTE LA OCURRENCIA DE MUERTES MATERNAS, ENFERMEDADES TRANSMISIBLES Y NO TRANSMISIBLES, FACTORES DE RIESGO Y CAUSAS EXTERNAS ASOCIADAS A LA ASISTENCIA SANITARIA.

UNIDAD DE MEDIDA: BOLETÍN **META:** 52

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	19.315	0	0	0	0	19.315
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	57.045	0	0	0	0	57.045
402	10	08	00	Materiales para equipos de computación	72.497	0	0	0	0	72.497
402	10	11	00	Materiales eléctricos	30.043	0	0	0	0	30.043
403	**00**	**00**	**00**	**Servicios no personales**	**575.771**	**0**	**0**	**0**	**0**	**575.771**
403	06	00	00	Servicios de transporte y almacenaje	3.360	0	0	0	0	3.360
403	06	01	00	Fletes y embalajes	3.360	0	0	0	0	3.360
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.425	0	0	0	0	42.425
403	07	02	00	Imprenta y reproducción	3.696	0	0	0	0	3.696
403	07	03	00	Relaciones sociales	38.729	0	0	0	0	38.729
403	09	00	00	Viáticos y pasajes	239.276	0	0	0	0	239.276
403	09	01	00	Viáticos y pasajes dentro del país	239.276	0	0	0	0	239.276
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	45.136	0	0	0	0	45.136
403	10	07	00	Servicios de capacitación y adiestramiento	45.136	0	0	0	0	45.136
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	34.944	0	0	0	0	34.944
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	34.944	0	0	0	0	34.944
403	18	00	00	Impuestos indirectos	154.643	0	0	0	0	154.643
403	18	01	00	Impuesto al valor agregado	154.643	0	0	0	0	154.643
403	99	00	00	Otros servicios no personales	55.987	0	0	0	0	55.987
403	99	01	00	Otros servicios no personales	55.987	0	0	0	0	55.987
404	**00**	**00**	**00**	**Activos reales**	**191.302**	**0**	**0**	**0**	**0**	**191.302**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	191.302	0	0	0	0	191.302
404	09	01	00	Mobiliario y equipos de oficina	46.810	0	0	0	0	46.810
404	09	02	00	Equipos de computación	113.916	0	0	0	0	113.916

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127926 540249000 IMPLEMENTACIÓN DE LOS ANÁLISIS DE LA SITUACIÓN DE SALUD Y LA VIGILANCIA EPIDEMIOLÓGICA EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

OBJETIVO DEL PROYECTO: IMPULSAR EL USO SISTEMÁTICO DE LOS ANÁLISIS DE SITUACIÓN DE SALUD, COMO HERRAMIENTA TÉCNICA, EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA NACIONAL DE SALUD.

UNIDAD DE MEDIDA: BOLETÍN **META:** 446

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540249001 GENERACIÓN DE INFORMACIÓN SOBRE VIGILANCIA EPIDEMIOLÓGICA PARA LAS INTERVENCIONES SANITARIAS OPORTUNAS ANTE LA OCURRENCIA DE MUERTES MATERNAS, ENFERMEDADES TRANSMISIBLES Y NO TRANSMISIBLES, FACTORES DE RIESGO Y CAUSAS EXTERNAS ASOCIADAS A LA ASISTENCIA SANITARIA.

UNIDAD DE MEDIDA: BOLETÍN **META:** 52

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	30.576	0	0	0	0	30.576
				Totales	**3.360.091**	**0**	**0**	**0**	**0**	**3.360.091**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127926 540249000 IMPLEMENTACIÓN DE LOS ANÁLISIS DE LA SITUACIÓN DE SALUD Y LA VIGILANCIA EPIDEMIOLÓGICA EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

OBJETIVO DEL PROYECTO: IMPULSAR EL USO SISTEMÁTICO DE LOS ANÁLISIS DE SITUACIÓN DE SALUD, COMO HERRAMIENTA TÉCNICA, EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA NACIONAL DE SALUD.

UNIDAD DE MEDIDA: BOLETÍN **META:** 446

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540249002 GENERACIÓN Y PROCESAMIENTO DE INFORMACIÓN SOBRE EPIDEMIOLOGÍA COMUNITARIA COMO PROMOTORES DE SALUD.

UNIDAD DE MEDIDA: INFORME **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**504.943**	**0**	**0**	**0**	**0**	**504.943**
401	01	00	00	Sueldos, salarios y otras retribuciones	299.700	0	0	0	0	299.700
401	01	12	00	Salarios a obreros en puestos no permanentes	22.320	0	0	0	0	22.320
401	01	18	00	Remuneraciones al personal contratado	277.380	0	0	0	0	277.380
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	277.380	0	0	0	0	277.380
401	04	00	00	Complementos de sueldos y salarios	91.080	0	0	0	0	91.080
401	04	26	00	Bono compensatorio de alimentación al personal contratado	91.080	0	0	0	0	91.080
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	8.056	0	0	0	0	8.056
401	05	08	00	Bono vacacional al personal contratado	8.056	0	0	0	0	8.056
401	07	00	00	Asistencia socio-económica	38.062	0	0	0	0	38.062
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	38.062	0	0	0	0	38.062
401	08	00	00	Prestaciones sociales e indemnizaciones	68.045	0	0	0	0	68.045
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	68.045	0	0	0	0	68.045
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**116.129**	**0**	**0**	**0**	**0**	**116.129**
402	01	00	00	Productos alimenticios y agropecuarios	15.000	0	0	0	0	15.000
402	01	01	00	Alimentos y bebidas para personas	15.000	0	0	0	0	15.000
402	05	00	00	Productos de papel, cartón e impresos	30.250	0	0	0	0	30.250
402	05	01	00	Pulpa de madera, papel y cartón	5.250	0	0	0	0	5.250
402	05	03	00	Productos de papel y cartón para oficina	15.000	0	0	0	0	15.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.000	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	10.000	0	0	0	0	10.000
402	06	08	00	Productos plásticos	10.000	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	60.879	0	0	0	0	60.879
402	10	02	00	Materiales y útiles de limpieza y aseo	10.000	0	0	0	0	10.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127926 540249000 IMPLEMENTACIÓN DE LOS ANÁLISIS DE LA SITUACIÓN DE SALUD Y LA VIGILANCIA EPIDEMIOLÓGICA EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

OBJETIVO DEL PROYECTO: IMPULSAR EL USO SISTEMÁTICO DE LOS ANÁLISIS DE SITUACIÓN DE SALUD, COMO HERRAMIENTA TÉCNICA, EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA NACIONAL DE SALUD.

UNIDAD DE MEDIDA: BOLETÍN **META:** 446

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540249002 GENERACIÓN Y PROCESAMIENTO DE INFORMACIÓN SOBRE EPIDEMIOLOGÍA COMUNITARIA COMO PROMOTORES DE SALUD.

UNIDAD DE MEDIDA: INFORME **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	8.000
402	10	08	00	Materiales para equipos de computación	40.000	0	0	0	0	40.000
402	10	11	00	Materiales eléctricos	2.879	0	0	0	0	2.879
403	**00**	**00**	**00**	**Servicios no personales**	**248.010**	**0**	**0**	**0**	**0**	**248.010**
403	07	00	00	Servicios de información, impresión y relaciones públicas	32.357	0	0	0	0	32.357
403	07	03	00	Relaciones sociales	32.357	0	0	0	0	32.357
403	09	00	00	Viáticos y pasajes	64.000	0	0	0	0	64.000
403	09	01	00	Viáticos y pasajes dentro del país	64.000	0	0	0	0	64.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	28.000	0	0	0	0	28.000
403	10	07	00	Servicios de capacitación y adiestramiento	28.000	0	0	0	0	28.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	45.479	0	0	0	0	45.479
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	15.000	0	0	0	0	15.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	30.479	0	0	0	0	30.479
403	18	00	00	Impuestos indirectos	78.174	0	0	0	0	78.174
403	18	01	00	Impuesto al valor agregado	78.174	0	0	0	0	78.174
404	**00**	**00**	**00**	**Activos reales**	**140.610**	**0**	**0**	**0**	**0**	**140.610**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	140.610	0	0	0	0	140.610
404	09	03	00	Mobiliario y equipos de alojamiento	140.610	0	0	0	0	140.610
				Totales	**1.009.692**	**0**	**0**	**0**	**0**	**1.009.692**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127926 540249000 IMPLEMENTACIÓN DE LOS ANÁLISIS DE LA SITUACIÓN DE SALUD Y LA VIGILANCIA EPIDEMIOLÓGICA EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

OBJETIVO DEL PROYECTO: IMPULSAR EL USO SISTEMÁTICO DE LOS ANÁLISIS DE SITUACIÓN DE SALUD, COMO HERRAMIENTA TÉCNICA, EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA NACIONAL DE SALUD.

UNIDAD DE MEDIDA: BOLETÍN **META:** 446

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540249003 DESARROLLO DE ESTRATEGIAS PARA EL USO ADECUADO Y PERMANENTE DE LA METODOLOGÍA DEL ANÁLISIS DE SITUACIÓN DE SALUD EN LOS ÁMBITOS NACIONALES, ESTADALES Y MUNICIPALES.

UNIDAD DE MEDIDA: BOLETÍN **META:** 394

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**334.734**	0	0	0	0	**334.734**
401	01	00	00	Sueldos, salarios y otras retribuciones	125.706	0	0	0	0	125.706
401	01	18	00	Remuneraciones al personal contratado	125.706	0	0	0	0	125.706
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	125.706	0	0	0	0	125.706
401	03	00	00	Primas	20.114	0	0	0	0	20.114
401	03	08	00	Primas de profesionalización a empleados	20.114	0	0	0	0	20.114
401	04	00	00	Complementos de sueldos y salarios	55.478	0	0	0	0	55.478
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	3.278	0	0	0	0	3.278
401	04	26	00	Bono compensatorio de alimentación al personal contratado	48.600	0	0	0	0	48.600
401	04	27	00	Bono compensatorio de transporte al personal contratado	3.600	0	0	0	0	3.600
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	71.590	0	0	0	0	71.590
401	05	07	00	Aguinaldos al personal contratado	44.857	0	0	0	0	44.857
401	05	08	00	Bono vacacional al personal contratado	26.733	0	0	0	0	26.733
401	07	00	00	Asistencia socio-económica	28.964	0	0	0	0	28.964
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	10.000	0	0	0	0	10.000
401	07	10	00	Dotación de uniformes a empleados	3.000	0	0	0	0	3.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	15.964	0	0	0	0	15.964
401	08	00	00	Prestaciones sociales e indemnizaciones	32.882	0	0	0	0	32.882
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	32.882	0	0	0	0	32.882
402	00	00	00	**Materiales, suministros y mercancías**	**267.620**	0	0	0	0	**267.620**
402	01	00	00	Productos alimenticios y agropecuarios	4.173	0	0	0	0	4.173
402	01	01	00	Alimentos y bebidas para personas	4.173	0	0	0	0	4.173
402	03	00	00	Textiles y vestuarios	1.053	0	0	0	0	1.053
402	03	01	00	Textiles	1.053	0	0	0	0	1.053

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127926 540249000 IMPLEMENTACIÓN DE LOS ANÁLISIS DE LA SITUACIÓN DE SALUD Y LA VIGILANCIA EPIDEMIOLÓGICA EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

OBJETIVO DEL PROYECTO: IMPULSAR EL USO SISTEMÁTICO DE LOS ANÁLISIS DE SITUACIÓN DE SALUD, COMO HERRAMIENTA TÉCNICA, EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA NACIONAL DE SALUD.

UNIDAD DE MEDIDA: BOLETÍN **META:** 446

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540249003 DESARROLLO DE ESTRATEGIAS PARA EL USO ADECUADO Y PERMANENTE DE LA METODOLOGÍA DEL ANÁLISIS DE SITUACIÓN DE SALUD EN LOS ÁMBITOS NACIONALES, ESTADALES Y MUNICIPALES.

UNIDAD DE MEDIDA: BOLETÍN **META:** 394

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	91.965	0	0	0	0	91.965
402	05	01	00	Pulpa de madera, papel y cartón	10.140	0	0	0	0	10.140
402	05	03	00	Productos de papel y cartón para oficina	68.887	0	0	0	0	68.887
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	12.938	0	0	0	0	12.938
402	06	00	00	Productos químicos y derivados	7.280	0	0	0	0	7.280
402	06	08	00	Productos plásticos	7.280	0	0	0	0	7.280
402	10	00	00	Productos varios y útiles diversos	163.149	0	0	0	0	163.149
402	10	02	00	Materiales y útiles de limpieza y aseo	10.647	0	0	0	0	10.647
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	14.195	0	0	0	0	14.195
402	10	08	00	Materiales para equipos de computación	137.410	0	0	0	0	137.410
402	10	11	00	Materiales eléctricos	897	0	0	0	0	897
403	**00**	**00**	**00**	**Servicios no personales**	**167.129**	**0**	**0**	**0**	**0**	**167.129**
403	09	00	00	Viáticos y pasajes	46.670	0	0	0	0	46.670
403	09	01	00	Viáticos y pasajes dentro del país	46.670	0	0	0	0	46.670
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	26.000	0	0	0	0	26.000
403	10	07	00	Servicios de capacitación y adiestramiento	26.000	0	0	0	0	26.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	27.300	0	0	0	0	27.300
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	27.300	0	0	0	0	27.300
403	18	00	00	Impuestos indirectos	66.382	0	0	0	0	66.382
403	18	01	00	Impuesto al valor agregado	66.382	0	0	0	0	66.382
403	99	00	00	Otros servicios no personales	777	0	0	0	0	777
403	99	01	00	Otros servicios no personales	777	0	0	0	0	777
404	**00**	**00**	**00**	**Activos reales**	**81.697**	**0**	**0**	**0**	**0**	**81.697**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	81.697	0	0	0	0	81.697

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127926 540249000 IMPLEMENTACIÓN DE LOS ANÁLISIS DE LA SITUACIÓN DE SALUD Y LA VIGILANCIA EPIDEMIOLÓGICA EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

OBJETIVO DEL PROYECTO: IMPULSAR EL USO SISTEMÁTICO DE LOS ANÁLISIS DE SITUACIÓN DE SALUD, COMO HERRAMIENTA TÉCNICA, EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA NACIONAL DE SALUD.

UNIDAD DE MEDIDA: BOLETÍN **META:** 446

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540249003 DESARROLLO DE ESTRATEGIAS PARA EL USO ADECUADO Y PERMANENTE DE LA METODOLOGÍA DEL ANÁLISIS DE SITUACIÓN DE SALUD EN LOS ÁMBITOS NACIONALES, ESTADALES Y MUNICIPALES.

UNIDAD DE MEDIDA: BOLETÍN **META:** 394

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	02	00	Equipos de computación	81.697	0	0	0	0	81.697
				Totales	**851.180**	**0**	**0**	**0**	**0**	**851.180**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127926 540249000 IMPLEMENTACIÓN DE LOS ANÁLISIS DE LA SITUACIÓN DE SALUD Y LA VIGILANCIA EPIDEMIOLÓGICA EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

OBJETIVO DEL PROYECTO: IMPULSAR EL USO SISTEMÁTICO DE LOS ANÁLISIS DE SITUACIÓN DE SALUD, COMO HERRAMIENTA TÉCNICA, EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA NACIONAL DE SALUD.

UNIDAD DE MEDIDA: BOLETÍN **META:** 446

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540249004 DESARROLLO DE SISTEMA DE ALERTA SANITARIA Y MONITOREO DE EVENTOS DE SALUD PÚBLICA DE INTERÉS NACIONAL E INTERNACIONAL PARA LA PREVENCIÓN Y CONTROL DE ENFERMEDADES INFECCIOSAS EN LOS PUNTOS DE ENTRADAS AL PAÍS.

UNIDAD DE MEDIDA: INFORME **META:** 184

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**748.432**	**0**	**0**	**0**	**0**	**748.432**
401	01	00	00	Sueldos, salarios y otras retribuciones	364.986	0	0	0	0	364.986
401	01	18	00	Remuneraciones al personal contratado	364.986	0	0	0	0	364.986
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	364.986	0	0	0	0	364.986
401	04	00	00	Complementos de sueldos y salarios	152.065	0	0	0	0	152.065
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	9.505	0	0	0	0	9.505
401	04	98	00	Otros complementos al personal contratado	142.560	0	0	0	0	142.560
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	106.455	0	0	0	0	106.455
401	05	07	00	Aguinaldos al personal contratado	91.247	0	0	0	0	91.247
401	05	08	00	Bono vacacional al personal contratado	15.208	0	0	0	0	15.208
401	07	00	00	Asistencia socio-económica	46.353	0	0	0	0	46.353
401	07	99	00	Otras subvenciones al personal contratado	46.353	0	0	0	0	46.353
401	08	00	00	Prestaciones sociales e indemnizaciones	78.573	0	0	0	0	78.573
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	78.573	0	0	0	0	78.573
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**521.854**	**0**	**0**	**0**	**0**	**521.854**
402	03	00	00	Textiles y vestuarios	165.590	0	0	0	0	165.590
402	03	02	00	Prendas de vestir	165.590	0	0	0	0	165.590
402	05	00	00	Productos de papel, cartón e impresos	83.672	0	0	0	0	83.672
402	05	01	00	Pulpa de madera, papel y cartón	7.020	0	0	0	0	7.020
402	05	03	00	Productos de papel y cartón para oficina	76.652	0	0	0	0	76.652
402	06	00	00	Productos químicos y derivados	3.967	0	0	0	0	3.967
402	06	04	00	Productos farmacéuticos y medicamentos	2.504	0	0	0	0	2.504
402	06	08	00	Productos plásticos	1.463	0	0	0	0	1.463
402	10	00	00	Productos varios y útiles diversos	268.625	0	0	0	0	268.625

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127926 540249000 IMPLEMENTACIÓN DE LOS ANÁLISIS DE LA SITUACIÓN DE SALUD Y LA VIGILANCIA EPIDEMIOLÓGICA EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

OBJETIVO DEL PROYECTO: IMPULSAR EL USO SISTEMÁTICO DE LOS ANÁLISIS DE SITUACIÓN DE SALUD, COMO HERRAMIENTA TÉCNICA, EN LA TOMA DE DECISIONES Y LA PLANIFICACIÓN EN EL SISTEMA NACIONAL DE SALUD.

UNIDAD DE MEDIDA: BOLETÍN **META:** 446

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540249004 DESARROLLO DE SISTEMA DE ALERTA SANITARIA Y MONITOREO DE EVENTOS DE SALUD PÚBLICA DE INTERÉS NACIONAL E INTERNACIONAL PARA LA PREVENCIÓN Y CONTROL DE ENFERMEDADES INFECCIOSAS EN LOS PUNTOS DE ENTRADAS AL PAÍS.

UNIDAD DE MEDIDA: INFORME **META:** 184

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EPIDEMIOLOGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	16.260	0	0	0	0	16.260
402	10	07	00	Productos de seguridad en el trabajo	158.072	0	0	0	0	158.072
402	10	08	00	Materiales para equipos de computación	94.293	0	0	0	0	94.293
403	**00**	**00**	**00**	**Servicios no personales**	**625.893**	**0**	**0**	**0**	**0**	**625.893**
403	07	00	00	Servicios de información, impresión y relaciones públicas	106.935	0	0	0	0	106.935
403	07	02	00	Imprenta y reproducción	42.728	0	0	0	0	42.728
403	07	03	00	Relaciones sociales	64.207	0	0	0	0	64.207
403	09	00	00	Viáticos y pasajes	331.731	0	0	0	0	331.731
403	09	01	00	Viáticos y pasajes dentro del país	331.731	0	0	0	0	331.731
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	36.400	0	0	0	0	36.400
403	10	07	00	Servicios de capacitación y adiestramiento	36.400	0	0	0	0	36.400
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	29.120	0	0	0	0	29.120
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	11.648	0	0	0	0	11.648
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	17.472	0	0	0	0	17.472
403	18	00	00	Impuestos indirectos	121.707	0	0	0	0	121.707
403	18	01	00	Impuesto al valor agregado	121.707	0	0	0	0	121.707
404	**00**	**00**	**00**	**Activos reales**	**362.965**	**0**	**0**	**0**	**0**	**362.965**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	36.400	0	0	0	0	36.400
404	07	02	00	Equipos de enseñanza, deporte y recreación	36.400	0	0	0	0	36.400
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	326.565	0	0	0	0	326.565
404	09	01	00	Mobiliario y equipos de oficina	154.855	0	0	0	0	154.855
404	09	02	00	Equipos de computación	74.646	0	0	0	0	74.646
404	09	03	00	Mobiliario y equipos de alojamiento	97.064	0	0	0	0	97.064
				Totales	**2.259.144**	**0**	**0**	**0**	**0**	**2.259.144**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127963 540250000 ADQUISICIÓN Y DISTRIBUCIÓN DE INSUMOS MÉDICOS, NO MÉDICOS Y EQUIPOS BÁSICOS PARA LA RED DE ATENCIÓN COMUNAL Y AMBULATORIA ESPECIALIZADA, PROMOVIENDO LA CALIDAD DE ATENCIÓN DE LAS ÁREAS DE SALUD INTEGRAL COMUNITARIA A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: MEJORAR LA CALIDAD DE ATENCIÓN DE LOS ESTABLECIMIENTOS PERTENECIENTES A LA RED DE ATENCIÓN COMUNAL Y AMBULATORIA ESPECIACILIZADA QUE CONFORMAN LAS ASIC, A TRAVÉS DE LA GESTIÓN DE SUMINISTRO DE INSUMOS ESENCIALES A FIN DE DOTAR LOS CENTROS EN CORRESPONDENCIA CON LAS NECESIDADES REALES Y/O DEMANDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ENTIDAD **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASEGURAMIENTO Y CONTROL DE GESTIÓN DE LA RED DE ATENCIÓN DE SALUD COMUNAL Y AMBULATORIA ESPECIALIZADA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**68.590.805**	**0**	**0**	**0**	**0**	**68.590.805**
402	01	00	00	Productos alimenticios y agropecuarios	166.913	0	0	0	0	166.913
402	01	01	00	Alimentos y bebidas para personas	166.913	0	0	0	0	166.913
402	03	00	00	Textiles y vestuarios	1.180.000	0	0	0	0	1.180.000
402	03	01	00	Textiles	1.180.000	0	0	0	0	1.180.000
402	05	00	00	Productos de papel, cartón e impresos	3.692.720	0	0	0	0	3.692.720
402	05	01	00	Pulpa de madera, papel y cartón	1.219.910	0	0	0	0	1.219.910
402	05	02	00	Envases y cajas de papel y cartón	2.290.794	0	0	0	0	2.290.794
402	05	03	00	Productos de papel y cartón para oficina	66.000	0	0	0	0	66.000
402	05	05	00	Material de enseñanza	60.000	0	0	0	0	60.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	56.016	0	0	0	0	56.016
402	06	00	00	Productos químicos y derivados	22.669.778	0	0	0	0	22.669.778
402	06	03	00	Tintas, pinturas y colorantes	108.500	0	0	0	0	108.500
402	06	04	00	Productos farmacéuticos y medicamentos	18.898.732	0	0	0	0	18.898.732
402	06	05	00	Productos de tocador	2.987.546	0	0	0	0	2.987.546
402	06	99	00	Otros productos de la industria química y conexos	675.000	0	0	0	0	675.000
402	10	00	00	Productos varios y útiles diversos	36.413.394	0	0	0	0	36.413.394
402	10	02	00	Materiales y útiles de limpieza y aseo	5.756.176	0	0	0	0	5.756.176
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	26.528.706	0	0	0	0	26.528.706
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.508.947	0	0	0	0	3.508.947
402	10	07	00	Productos de seguridad en el trabajo	616.545	0	0	0	0	616.545
402	10	08	00	Materiales para equipos de computación	3.020	0	0	0	0	3.020
402	99	00	00	Otros materiales y suministros	4.468.000	0	0	0	0	4.468.000
402	99	01	00	Otros materiales y suministros	4.468.000	0	0	0	0	4.468.000
403	**00**	**00**	**00**	**Servicios no personales**	**16.998.746**	**0**	**0**	**0**	**0**	**16.998.746**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.909.647	0	0	0	0	1.909.647
403	07	02	00	Imprenta y reproducción	303.221	0	0	0	0	303.221
403	07	03	00	Relaciones sociales	1.606.426	0	0	0	0	1.606.426

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127963 540250000 ADQUISICIÓN Y DISTRIBUCIÓN DE INSUMOS MÉDICOS, NO MÉDICOS Y EQUIPOS BÁSICOS PARA LA RED DE ATENCIÓN COMUNAL Y AMBULATORIA ESPECIALIZADA, PROMOVIENDO LA CALIDAD DE ATENCIÓN DE LAS ÁREAS DE SALUD INTEGRAL COMUNITARIA A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: MEJORAR LA CALIDAD DE ATENCIÓN DE LOS ESTABLECIMIENTOS PERTENECIENTES A LA RED DE ATENCIÓN COMUNAL Y AMBULATORIA ESPECIACILIZADA QUE CONFORMAN LAS ASIC, A TRAVÉS DE LA GESTIÓN DE SUMINISTRO DE INSUMOS ESENCIALES A FIN DE DOTAR LOS CENTROS EN CORRESPONDENCIA CON LAS NECESIDADES REALES Y/O DEMANDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ENTIDAD **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASEGURAMIENTO Y CONTROL DE GESTIÓN DE LA RED DE ATENCIÓN DE SALUD COMUNAL Y AMBULATORIA ESPECIALIZADA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	00	00	Viáticos y pasajes	3.082.630	0	0	0	0	3.082.630
403	09	01	00	Viáticos y pasajes dentro del país	3.082.630	0	0	0	0	3.082.630
403	18	00	00	Impuestos indirectos	11.986.469	0	0	0	0	11.986.469
403	18	01	00	Impuesto al valor agregado	11.986.469	0	0	0	0	11.986.469
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	20.000
404	**00**	**00**	**00**	**Activos reales**	**24.130.365**	**0**	**0**	**0**	**0**	**24.130.365**
404	05	00	00	Equipos de comunicaciones y de señalamiento	85.000	0	0	0	0	85.000
404	05	01	00	Equipos de telecomunicaciones	85.000	0	0	0	0	85.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	14.054.635	0	0	0	0	14.054.635
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	14.054.635	0	0	0	0	14.054.635
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	9.990.730	0	0	0	0	9.990.730
404	09	01	00	Mobiliario y equipos de oficina	6.550.000	0	0	0	0	6.550.000
404	09	02	00	Equipos de computación	2.460.000	0	0	0	0	2.460.000
404	09	03	00	Mobiliario y equipos de alojamiento	980.730	0	0	0	0	980.730
				Totales	**109.719.916**	**0**	**0**	**0**	**0**	**109.719.916**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127963 540250000 ADQUISICIÓN Y DISTRIBUCIÓN DE INSUMOS MÉDICOS, NO MÉDICOS Y EQUIPOS BÁSICOS PARA LA RED DE ATENCIÓN COMUNAL Y AMBULATORIA ESPECIALIZADA, PROMOVIENDO LA CALIDAD DE ATENCIÓN DE LAS ÁREAS DE SALUD INTEGRAL COMUNITARIA A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: MEJORAR LA CALIDAD DE ATENCIÓN DE LOS ESTABLECIMIENTOS PERTENECIENTES A LA RED DE ATENCIÓN COMUNAL Y AMBULATORIA ESPECIACILIZADA QUE CONFORMAN LAS ASIC, A TRAVÉS DE LA GESTIÓN DE SUMINISTRO DE INSUMOS ESENCIALES A FIN DE DOTAR LOS CENTROS EN CORRESPONDENCIA CON LAS NECESIDADES REALES Y/O DEMANDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ENTIDAD

META: 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASEGURAMIENTO Y CONTROL DE GESTIÓN DE LA RED DE ATENCIÓN DE SALUD COMUNAL Y AMBULATORIA ESPECIALIZADA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127963 540250000 ADQUISICIÓN Y DISTRIBUCIÓN DE INSUMOS MÉDICOS, NO MÉDICOS Y EQUIPOS BÁSICOS PARA LA RED DE ATENCIÓN COMUNAL Y AMBULATORIA ESPECIALIZADA, PROMOVIENDO LA CALIDAD DE ATENCIÓN DE LAS ÁREAS DE SALUD INTEGRAL COMUNITARIA A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: MEJORAR LA CALIDAD DE ATENCIÓN DE LOS ESTABLECIMIENTOS PERTENECIENTES A LA RED DE ATENCIÓN COMUNAL Y AMBULATORIA ESPECIACILIZADA QUE CONFORMAN LAS ASIC, A TRAVÉS DE LA GESTIÓN DE SUMINISTRO DE INSUMOS ESENCIALES A FIN DE DOTAR LOS CENTROS EN CORRESPONDENCIA CON LAS NECESIDADES REALES Y/O DEMANDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ENTIDAD **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASEGURAMIENTO Y CONTROL DE GESTIÓN DE LA RED DE ATENCIÓN DE SALUD COMUNAL Y AMBULATORIA ESPECIALIZADA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540250001 ADQUISICIÓN Y DISTRIBUCIÓN DE INSUMOS MÉDICOS, NO MÉDICOS Y DE LABORATORIO PARA SER DISTRIBUÍDOS A LA RED DE ATENCIÓN COMUNAL Y ESPECIALIZADA

UNIDAD DE MEDIDA: ENTIDAD **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASEGURAMIENTO Y CONTROL DE GESTIÓN DE LA RED DE ATENCIÓN DE SALUD COMUNAL Y AMBULATORIA ESPECIALIZADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**68.086.451**	**0**	**0**	**0**	**0**	**68.086.451**
402	01	00	00	Productos alimenticios y agropecuarios	47.968	0	0	0	0	47.968
402	01	01	00	Alimentos y bebidas para personas	47.968	0	0	0	0	47.968
402	03	00	00	Textiles y vestuarios	1.180.000	0	0	0	0	1.180.000
402	03	01	00	Textiles	1.180.000	0	0	0	0	1.180.000
402	05	00	00	Productos de papel, cartón e impresos	3.470.794	0	0	0	0	3.470.794
402	05	01	00	Pulpa de madera, papel y cartón	1.180.000	0	0	0	0	1.180.000
402	05	02	00	Envases y cajas de papel y cartón	2.290.794	0	0	0	0	2.290.794
402	06	00	00	Productos químicos y derivados	22.561.278	0	0	0	0	22.561.278
402	06	04	00	Productos farmacéuticos y medicamentos	18.898.732	0	0	0	0	18.898.732
402	06	05	00	Productos de tocador	2.987.546	0	0	0	0	2.987.546
402	06	99	00	Otros productos de la industria química y conexos	675.000	0	0	0	0	675.000
402	10	00	00	Productos varios y útiles diversos	36.358.411	0	0	0	0	36.358.411
402	10	02	00	Materiales y útiles de limpieza y aseo	5.756.176	0	0	0	0	5.756.176
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	26.528.706	0	0	0	0	26.528.706
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.456.984	0	0	0	0	3.456.984
402	10	07	00	Productos de seguridad en el trabajo	616.545	0	0	0	0	616.545
402	99	00	00	Otros materiales y suministros	4.468.000	0	0	0	0	4.468.000
402	99	01	00	Otros materiales y suministros	4.468.000	0	0	0	0	4.468.000
403	**00**	**00**	**00**	**Servicios no personales**	**12.794.386**	**0**	**0**	**0**	**0**	**12.794.386**
403	09	00	00	Viáticos y pasajes	1.318.162	0	0	0	0	1.318.162
403	09	01	00	Viáticos y pasajes dentro del país	1.318.162	0	0	0	0	1.318.162
403	18	00	00	Impuestos indirectos	11.476.224	0	0	0	0	11.476.224

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127963 540250000 ADQUISICIÓN Y DISTRIBUCIÓN DE INSUMOS MÉDICOS, NO MÉDICOS Y EQUIPOS BÁSICOS PARA LA RED DE ATENCIÓN COMUNAL Y AMBULATORIA ESPECIALIZADA, PROMOVIENDO LA CALIDAD DE ATENCIÓN DE LAS ÁREAS DE SALUD INTEGRAL COMUNITARIA A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: MEJORAR LA CALIDAD DE ATENCIÓN DE LOS ESTABLECIMIENTOS PERTENECIENTES A LA RED DE ATENCIÓN COMUNAL Y AMBULATORIA ESPECIACILIZADA QUE CONFORMAN LAS ASIC, A TRAVÉS DE LA GESTIÓN DE SUMINISTRO DE INSUMOS ESENCIALES A FIN DE DOTAR LOS CENTROS EN CORRESPONDENCIA CON LAS NECESIDADES REALES Y/O DEMANDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ENTIDAD **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASEGURAMIENTO Y CONTROL DE GESTIÓN DE LA RED DE ATENCIÓN DE SALUD COMUNAL Y AMBULATORIA ESPECIALIZADA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540250001 ADQUISICIÓN Y DISTRIBUCIÓN DE INSUMOS MÉDICOS, NO MÉDICOS Y DE LABORATORIO PARA SER DISTRIBUÍDOS A LA RED DE ATENCIÓN COMUNAL Y ESPECIALIZADA

UNIDAD DE MEDIDA: ENTIDAD **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASEGURAMIENTO Y CONTROL DE GESTIÓN DE LA RED DE ATENCIÓN DE SALUD COMUNAL Y AMBULATORIA ESPECIALIZADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	11.476.224	0	0	0	0	11.476.224
404	**00**	**00**	**00**	**Activos reales**	**24.130.365**	**0**	**0**	**0**	**0**	**24.130.365**
404	05	00	00	Equipos de comunicaciones y de señalamiento	85.000	0	0	0	0	85.000
404	05	01	00	Equipos de telecomunicaciones	85.000	0	0	0	0	85.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	14.054.635	0	0	0	0	14.054.635
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	14.054.635	0	0	0	0	14.054.635
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	9.990.730	0	0	0	0	9.990.730
404	09	01	00	Mobiliario y equipos de oficina	6.550.000	0	0	0	0	6.550.000
404	09	02	00	Equipos de computación	2.460.000	0	0	0	0	2.460.000
404	09	03	00	Mobiliario y equipos de alojamiento	980.730	0	0	0	0	980.730
				Totales	**105.011.202**	**0**	**0**	**0**	**0**	**105.011.202**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127963 540250000 ADQUISICIÓN Y DISTRIBUCIÓN DE INSUMOS MÉDICOS, NO MÉDICOS Y EQUIPOS BÁSICOS PARA LA RED DE ATENCIÓN COMUNAL Y AMBULATORIA ESPECIALIZADA, PROMOVIENDO LA CALIDAD DE ATENCIÓN DE LAS ÁREAS DE SALUD INTEGRAL COMUNITARIA A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: MEJORAR LA CALIDAD DE ATENCIÓN DE LOS ESTABLECIMIENTOS PERTENECIENTES A LA RED DE ATENCIÓN COMUNAL Y AMBULATORIA ESPECIACILIZADA QUE CONFORMAN LAS ASIC, A TRAVÉS DE LA GESTIÓN DE SUMINISTRO DE INSUMOS ESENCIALES A FIN DE DOTAR LOS CENTROS EN CORRESPONDENCIA CON LAS NECESIDADES REALES Y/O DEMANDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ENTIDAD **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASEGURAMIENTO Y CONTROL DE GESTIÓN DE LA RED DE ATENCIÓN DE SALUD COMUNAL Y AMBULATORIA ESPECIALIZADA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540250002 SUPERVISIÓN Y CONTROL DE LA GESTIÓN Y DE SUMINISTROS EN LA RED DE ATENCIÓN COMUNAL Y AMBULATORIA ESPECIALIZDA, FORTALECIENDO LAS AREAS DE SALUD INTEGRAL COMUNITARIAS A NIVEL NACIONAL

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 48

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASEGURAMIENTO Y CONTROL DE GESTIÓN DE LA RED DE ATENCIÓN DE SALUD COMUNAL Y AMBULATORIA ESPECIALIZADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**504.354**	**0**	**0**	**0**	**0**	**504.354**
402	01	00	00	Productos alimenticios y agropecuarios	118.945	0	0	0	0	118.945
402	01	01	00	Alimentos y bebidas para personas	118.945	0	0	0	0	118.945
402	05	00	00	Productos de papel, cartón e impresos	221.926	0	0	0	0	221.926
402	05	01	00	Pulpa de madera, papel y cartón	39.910	0	0	0	0	39.910
402	05	03	00	Productos de papel y cartón para oficina	66.000	0	0	0	0	66.000
402	05	05	00	Material de enseñanza	60.000	0	0	0	0	60.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	56.016	0	0	0	0	56.016
402	06	00	00	Productos químicos y derivados	108.500	0	0	0	0	108.500
402	06	03	00	Tintas, pinturas y colorantes	108.500	0	0	0	0	108.500
402	10	00	00	Productos varios y útiles diversos	54.983	0	0	0	0	54.983
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	51.963	0	0	0	0	51.963
402	10	08	00	Materiales para equipos de computación	3.020	0	0	0	0	3.020
403	**00**	**00**	**00**	**Servicios no personales**	**4.204.360**	**0**	**0**	**0**	**0**	**4.204.360**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.909.647	0	0	0	0	1.909.647
403	07	02	00	Imprenta y reproducción	303.221	0	0	0	0	303.221
403	07	03	00	Relaciones sociales	1.606.426	0	0	0	0	1.606.426
403	09	00	00	Viáticos y pasajes	1.764.468	0	0	0	0	1.764.468
403	09	01	00	Viáticos y pasajes dentro del país	1.764.468	0	0	0	0	1.764.468
403	18	00	00	Impuestos indirectos	510.245	0	0	0	0	510.245
403	18	01	00	Impuesto al valor agregado	510.245	0	0	0	0	510.245
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127963 540250000 ADQUISICIÓN Y DISTRIBUCIÓN DE INSUMOS MÉDICOS, NO MÉDICOS Y EQUIPOS BÁSICOS PARA LA RED DE ATENCIÓN COMUNAL Y AMBULATORIA ESPECIALIZADA, PROMOVIENDO LA CALIDAD DE ATENCIÓN DE LAS ÁREAS DE SALUD INTEGRAL COMUNITARIA A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: MEJORAR LA CALIDAD DE ATENCIÓN DE LOS ESTABLECIMIENTOS PERTENECIENTES A LA RED DE ATENCIÓN COMUNAL Y AMBULATORIA ESPECIACILIZADA QUE CONFORMAN LAS ASIC, A TRAVÉS DE LA GESTIÓN DE SUMINISTRO DE INSUMOS ESENCIALES A FIN DE DOTAR LOS CENTROS EN CORRESPONDENCIA CON LAS NECESIDADES REALES Y/O DEMANDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ENTIDAD **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASEGURAMIENTO Y CONTROL DE GESTIÓN DE LA RED DE ATENCIÓN DE SALUD COMUNAL Y AMBULATORIA ESPECIALIZADA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540250002 SUPERVISIÓN Y CONTROL DE LA GESTIÓN Y DE SUMINISTROS EN LA RED DE ATENCIÓN COMUNAL Y AMBULATORIA ESPECIALIZDA, FORTALECIENDO LAS AREAS DE SALUD INTEGRAL COMUNITARIAS A NIVEL NACIONAL

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 48

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASEGURAMIENTO Y CONTROL DE GESTIÓN DE LA RED DE ATENCIÓN DE SALUD COMUNAL Y AMBULATORIA ESPECIALIZADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	**4.708.714**	**0**	**0**	**0**	**0**	**4.708.714**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127902 540251000 MANTENIMIENTO PREVENTIVO Y CORRECTIVO PARA LA ADECUACIÓN DE LOS ESTABLECIMIENTOS DE LA RED DE ATENCIÓN COMUNAL Y AMBULATORIA ESPECIALIZADA, CON LA PARTICIPACIÓN ACTIVA DEL PODER POPULAR.

OBJETIVO DEL PROYECTO: REALIZAR MANTENIMIENTO PREVENTIVO Y CORRECTIVO PARA LA ADECUACIÓN DE LAS CONDICIONES DE LA PLANTA FÍSICA Y EQUIPOS ELECTROMECÁNICOS DE LOS ESTABLECIMIENTOS DE LA RED DE ATENCIÓN COMUNAL Y CENTROS DE ATENCIÓN ESPECIALIZADOS, CON LA PARTICIPACIÓN ACTIVA DEL PODER POPULAR.

UNIDAD DE MEDIDA: CENTRO DE SALUD **META:** 72

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASEGURAMIENTO Y CONTROL DE GESTIÓN DE LA RED DE ATENCIÓN DE SALUD COMUNAL Y AMBULATORIA ESPECIALIZADA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**34.889.441**	**0**	**0**	**0**	**0**	**34.889.441**
402	05	00	00	Productos de papel, cartón e impresos	62.532	0	0	0	0	62.532
402	05	03	00	Productos de papel y cartón para oficina	59.789	0	0	0	0	59.789
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.743	0	0	0	0	2.743
402	06	00	00	Productos químicos y derivados	1.045.392	0	0	0	0	1.045.392
402	06	03	00	Tintas, pinturas y colorantes	955.392	0	0	0	0	955.392
402	06	99	00	Otros productos de la industria química y conexos	90.000	0	0	0	0	90.000
402	07	00	00	Productos minerales no metálicos	7.487.250	0	0	0	0	7.487.250
402	07	01	00	Productos de barro, loza y porcelana	2.074.500	0	0	0	0	2.074.500
402	07	02	00	Vidrios y productos de vidrio	2.072.200	0	0	0	0	2.072.200
402	07	03	00	Productos de arcilla para construcción	1.521.100	0	0	0	0	1.521.100
402	07	04	00	Cemento, cal y yeso	1.714.450	0	0	0	0	1.714.450
402	07	99	00	Otros productos minerales no metálicos	105.000	0	0	0	0	105.000
402	08	00	00	Productos metálicos	13.748.396	0	0	0	0	13.748.396
402	08	01	00	Productos primarios de hierro y acero	1.504.000	0	0	0	0	1.504.000
402	08	02	00	Productos de metales no ferrosos	1.503.000	0	0	0	0	1.503.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.236.396	0	0	0	0	10.236.396
402	08	99	00	Otros productos metálicos	505.000	0	0	0	0	505.000
402	09	00	00	Productos de madera	1.217.095	0	0	0	0	1.217.095
402	09	01	00	Productos primarios de madera	1.217.095	0	0	0	0	1.217.095
402	10	00	00	Productos varios y útiles diversos	10.818.776	0	0	0	0	10.818.776
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	79.484	0	0	0	0	79.484
402	10	07	00	Productos de seguridad en el trabajo	1.972.250	0	0	0	0	1.972.250
402	10	11	00	Materiales eléctricos	4.050.000	0	0	0	0	4.050.000
402	10	12	00	Materiales para instalaciones sanitarias	4.210.000	0	0	0	0	4.210.000
402	10	99	00	Otros productos y útiles diversos	507.042	0	0	0	0	507.042
402	99	00	00	Otros materiales y suministros	510.000	0	0	0	0	510.000
402	99	01	00	Otros materiales y suministros	510.000	0	0	0	0	510.000
403	**00**	**00**	**00**	**Servicios no personales**	**41.059.059**	**0**	**0**	**0**	**0**	**41.059.059**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127902 540251000 MANTENIMIENTO PREVENTIVO Y CORRECTIVO PARA LA ADECUACIÓN DE LOS ESTABLECIMIENTOS DE LA RED DE ATENCIÓN COMUNAL Y AMBULATORIA ESPECIALIZADA, CON LA PARTICIPACIÓN ACTIVA DEL PODER POPULAR.

OBJETIVO DEL PROYECTO: REALIZAR MANTENIMIENTO PREVENTIVO Y CORRECTIVO PARA LA ADECUACIÓN DE LAS CONDICIONES DE LA PLANTA FÍSICA Y EQUIPOS ELECTROMECÁNICOS DE LOS ESTABLECIMIENTOS DE LA RED DE ATENCIÓN COMUNAL Y CENTROS DE ATENCIÓN ESPECIALIZADOS, CON LA PARTICIPACIÓN ACTIVA DEL PODER POPULAR.

UNIDAD DE MEDIDA: CENTRO DE SALUD **META:** 72

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASEGURAMIENTO Y CONTROL DE GESTIÓN DE LA RED DE ATENCIÓN DE SALUD COMUNAL Y AMBULATORIA ESPECIALIZADA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	00	00	Servicios básicos	758.964	0	0	0	0	758.964
403	04	05	00	Servicio de comunicaciones	758.964	0	0	0	0	758.964
403	06	00	00	Servicios de transporte y almacenaje	271.208	0	0	0	0	271.208
403	06	01	00	Fletes y embalajes	271.208	0	0	0	0	271.208
403	07	00	00	Servicios de información, impresión y relaciones públicas	278.060	0	0	0	0	278.060
403	07	02	00	Imprenta y reproducción	53.038	0	0	0	0	53.038
403	07	03	00	Relaciones sociales	225.022	0	0	0	0	225.022
403	09	00	00	Viáticos y pasajes	926.107	0	0	0	0	926.107
403	09	01	00	Viáticos y pasajes dentro del país	926.107	0	0	0	0	926.107
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	611.217	0	0	0	0	611.217
403	10	03	00	Servicios de procesamiento de datos	590.088	0	0	0	0	590.088
403	10	99	00	Otros servicios profesionales y técnicos	21.129	0	0	0	0	21.129
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	14.413.470	0	0	0	0	14.413.470
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	14.413.470	0	0	0	0	14.413.470
403	12	00	00	Conservación y reparaciones menores de obras	14.484.952	0	0	0	0	14.484.952
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	14.484.952	0	0	0	0	14.484.952
403	18	00	00	Impuestos indirectos	9.315.081	0	0	0	0	9.315.081
403	18	01	00	Impuesto al valor agregado	9.315.081	0	0	0	0	9.315.081
404	**00**	**00**	**00**	**Activos reales**	**3.777.179**	**0**	**0**	**0**	**0**	**3.777.179**
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.777.179	0	0	0	0	3.777.179
404	05	01	00	Equipos de telecomunicaciones	2.025.920	0	0	0	0	2.025.920
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	1.751.259	0	0	0	0	1.751.259
				Totales	**79.725.679**	**0**	**0**	**0**	**0**	**79.725.679**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127902 540251000 MANTENIMIENTO PREVENTIVO Y CORRECTIVO PARA LA ADECUACIÓN DE LOS ESTABLECIMIENTOS DE LA RED DE ATENCIÓN COMUNAL Y AMBULATORIA ESPECIALIZADA, CON LA PARTICIPACIÓN ACTIVA DEL PODER POPULAR.

OBJETIVO DEL PROYECTO: REALIZAR MANTENIMIENTO PREVENTIVO Y CORRECTIVO PARA LA ADECUACIÓN DE LAS CONDICIONES DE LA PLANTA FÍSICA Y EQUIPOS ELECTROMECÁNICOS DE LOS ESTABLECIMIENTOS DE LA RED DE ATENCIÓN COMUNAL Y CENTROS DE ATENCIÓN ESPECIALIZADOS, CON LA PARTICIPACIÓN ACTIVA DEL PODER POPULAR.

UNIDAD DE MEDIDA: CENTRO DE SALUD **META:** 72

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASEGURAMIENTO Y CONTROL DE GESTIÓN DE LA RED DE ATENCIÓN DE SALUD COMUNAL Y AMBULATORIA ESPECIALIZADA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127902 540251000 MANTENIMIENTO PREVENTIVO Y CORRECTIVO PARA LA ADECUACIÓN DE LOS ESTABLECIMIENTOS DE LA RED DE ATENCIÓN COMUNAL Y AMBULATORIA ESPECIALIZADA, CON LA PARTICIPACIÓN ACTIVA DEL PODER POPULAR.

OBJETIVO DEL PROYECTO: REALIZAR MANTENIMIENTO PREVENTIVO Y CORRECTIVO PARA LA ADECUACIÓN DE LAS CONDICIONES DE LA PLANTA FÍSICA Y EQUIPOS ELECTROMECÁNICOS DE LOS ESTABLECIMIENTOS DE LA RED DE ATENCIÓN COMUNAL Y CENTROS DE ATENCIÓN ESPECIALIZADOS, CON LA PARTICIPACIÓN ACTIVA DEL PODER POPULAR.

UNIDAD DE MEDIDA: CENTRO DE SALUD **META:** 72

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASEGURAMIENTO Y CONTROL DE GESTIÓN DE LA RED DE ATENCIÓN DE SALUD COMUNAL Y AMBULATORIA ESPECIALIZADA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540251001 MANTENIMIENTO Y ADECUACIÓN DE LA PLANTA FÍSICA, DESDE LAS REDES DE SALUD DE LA RED DE ATENCIÓN COMUNAL Y AMBULATORIA ESPECIALIZADA A NIVEL NACIONAL.

UNIDAD DE MEDIDA: CENTRO DE SALUD **META:** 72

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASEGURAMIENTO Y CONTROL DE GESTIÓN DE LA RED DE ATENCIÓN DE SALUD COMUNAL Y AMBULATORIA ESPECIALIZADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**34.699.001**	**0**	**0**	**0**	**0**	**34.699.001**
402	06	00	00	Productos químicos y derivados	999.010	0	0	0	0	999.010
402	06	03	00	Tintas, pinturas y colorantes	909.010	0	0	0	0	909.010
402	06	99	00	Otros productos de la industria química y conexos	90.000	0	0	0	0	90.000
402	07	00	00	Productos minerales no metálicos	7.487.250	0	0	0	0	7.487.250
402	07	01	00	Productos de barro, loza y porcelana	2.074.500	0	0	0	0	2.074.500
402	07	02	00	Vidrios y productos de vidrio	2.072.200	0	0	0	0	2.072.200
402	07	03	00	Productos de arcilla para construcción	1.521.100	0	0	0	0	1.521.100
402	07	04	00	Cemento, cal y yeso	1.714.450	0	0	0	0	1.714.450
402	07	99	00	Otros productos minerales no metálicos	105.000	0	0	0	0	105.000
402	08	00	00	Productos metálicos	13.748.396	0	0	0	0	13.748.396
402	08	01	00	Productos primarios de hierro y acero	1.504.000	0	0	0	0	1.504.000
402	08	02	00	Productos de metales no ferrosos	1.503.000	0	0	0	0	1.503.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.236.396	0	0	0	0	10.236.396
402	08	99	00	Otros productos metálicos	505.000	0	0	0	0	505.000
402	09	00	00	Productos de madera	1.217.095	0	0	0	0	1.217.095
402	09	01	00	Productos primarios de madera	1.217.095	0	0	0	0	1.217.095
402	10	00	00	Productos varios y útiles diversos	10.737.250	0	0	0	0	10.737.250
402	10	07	00	Productos de seguridad en el trabajo	1.972.250	0	0	0	0	1.972.250
402	10	11	00	Materiales eléctricos	4.050.000	0	0	0	0	4.050.000
402	10	12	00	Materiales para instalaciones sanitarias	4.210.000	0	0	0	0	4.210.000
402	10	99	00	Otros productos y útiles diversos	505.000	0	0	0	0	505.000
402	99	00	00	Otros materiales y suministros	510.000	0	0	0	0	510.000
402	99	01	00	Otros materiales y suministros	510.000	0	0	0	0	510.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127902 540251000 MANTENIMIENTO PREVENTIVO Y CORRECTIVO PARA LA ADECUACIÓN DE LOS ESTABLECIMIENTOS DE LA RED DE ATENCIÓN COMUNAL Y AMBULATORIA ESPECIALIZADA, CON LA PARTICIPACIÓN ACTIVA DEL PODER POPULAR.

OBJETIVO DEL PROYECTO: REALIZAR MANTENIMIENTO PREVENTIVO Y CORRECTIVO PARA LA ADECUACIÓN DE LAS CONDICIONES DE LA PLANTA FÍSICA Y EQUIPOS ELECTROMECÁNICOS DE LOS ESTABLECIMIENTOS DE LA RED DE ATENCIÓN COMUNAL Y CENTROS DE ATENCIÓN ESPECIALIZADOS, CON LA PARTICIPACIÓN ACTIVA DEL PODER POPULAR.

UNIDAD DE MEDIDA: CENTRO DE SALUD **META:** 72

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASEGURAMIENTO Y CONTROL DE GESTIÓN DE LA RED DE ATENCIÓN DE SALUD COMUNAL Y AMBULATORIA ESPECIALIZADA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540251001 MANTENIMIENTO Y ADECUACIÓN DE LA PLANTA FÍSICA, DESDE LAS REDES DE SALUD DE LA RED DE ATENCIÓN COMUNAL Y AMBULATORIA ESPECIALIZADA A NIVEL NACIONAL.

UNIDAD DE MEDIDA: CENTRO DE SALUD **META:** 72

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASEGURAMIENTO Y CONTROL DE GESTIÓN DE LA RED DE ATENCIÓN DE SALUD COMUNAL Y AMBULATORIA ESPECIALIZADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**21.499.396**	**0**	**0**	**0**	**0**	**21.499.396**
403	09	00	00	Viáticos y pasajes	330.750	0	0	0	0	330.750
403	09	01	00	Viáticos y pasajes dentro del país	330.750	0	0	0	0	330.750
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	14.413.470	0	0	0	0	14.413.470
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	14.413.470	0	0	0	0	14.413.470
403	18	00	00	Impuestos indirectos	6.755.176	0	0	0	0	6.755.176
403	18	01	00	Impuesto al valor agregado	6.755.176	0	0	0	0	6.755.176
				Totales	**56.198.397**	**0**	**0**	**0**	**0**	**56.198.397**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127902 540251000 MANTENIMIENTO PREVENTIVO Y CORRECTIVO PARA LA ADECUACIÓN DE LOS ESTABLECIMIENTOS DE LA RED DE ATENCIÓN COMUNAL Y AMBULATORIA ESPECIALIZADA, CON LA PARTICIPACIÓN ACTIVA DEL PODER POPULAR.

OBJETIVO DEL PROYECTO: REALIZAR MANTENIMIENTO PREVENTIVO Y CORRECTIVO PARA LA ADECUACIÓN DE LAS CONDICIONES DE LA PLANTA FÍSICA Y EQUIPOS ELECTROMECÁNICOS DE LOS ESTABLECIMIENTOS DE LA RED DE ATENCIÓN COMUNAL Y CENTROS DE ATENCIÓN ESPECIALIZADOS, CON LA PARTICIPACIÓN ACTIVA DEL PODER POPULAR.

UNIDAD DE MEDIDA: CENTRO DE SALUD **META:** 72

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASEGURAMIENTO Y CONTROL DE GESTIÓN DE LA RED DE ATENCIÓN DE SALUD COMUNAL Y AMBULATORIA ESPECIALIZADA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540251002 MANTENIMIENTO PREVENTIVO Y CORRECTIVO DE LOS EQUIPOS ELECTROMECÁNICOS EN LOS ESTABLECIMIENTOS DE SALUD DE LA RED DE ATENCIÓN COMUNAL Y AMBULATORIA ESPECIALIZADA A NIVEL NACIONAL.

UNIDAD DE MEDIDA: EQUIPO **META:** 64

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASEGURAMIENTO Y CONTROL DE GESTIÓN DE LA RED DE ATENCIÓN DE SALUD COMUNAL Y AMBULATORIA ESPECIALIZADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**16.511.233**	**0**	**0**	**0**	**0**	**16.511.233**
403	09	00	00	Viáticos y pasajes	308.302	0	0	0	0	308.302
403	09	01	00	Viáticos y pasajes dentro del país	308.302	0	0	0	0	308.302
403	12	00	00	Conservación y reparaciones menores de obras	14.484.952	0	0	0	0	14.484.952
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	14.484.952	0	0	0	0	14.484.952
403	18	00	00	Impuestos indirectos	1.717.979	0	0	0	0	1.717.979
403	18	01	00	Impuesto al valor agregado	1.717.979	0	0	0	0	1.717.979
				Totales	**16.511.233**	**0**	**0**	**0**	**0**	**16.511.233**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127902 540251000 MANTENIMIENTO PREVENTIVO Y CORRECTIVO PARA LA ADECUACIÓN DE LOS ESTABLECIMIENTOS DE LA RED DE ATENCIÓN COMUNAL Y AMBULATORIA ESPECIALIZADA, CON LA PARTICIPACIÓN ACTIVA DEL PODER POPULAR.

OBJETIVO DEL PROYECTO: REALIZAR MANTENIMIENTO PREVENTIVO Y CORRECTIVO PARA LA ADECUACIÓN DE LAS CONDICIONES DE LA PLANTA FÍSICA Y EQUIPOS ELECTROMECÁNICOS DE LOS ESTABLECIMIENTOS DE LA RED DE ATENCIÓN COMUNAL Y CENTROS DE ATENCIÓN ESPECIALIZADOS, CON LA PARTICIPACIÓN ACTIVA DEL PODER POPULAR.

UNIDAD DE MEDIDA: CENTRO DE SALUD **META:** 72

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASEGURAMIENTO Y CONTROL DE GESTIÓN DE LA RED DE ATENCIÓN DE SALUD COMUNAL Y AMBULATORIA ESPECIALIZADA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540251003 REACTIVACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LAS ENTIDADES PRIORIZADAS PARA EL FUNCIONAMIENTO ÓPTIMO DE TELESALUD

UNIDAD DE MEDIDA: ENTIDAD **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASEGURAMIENTO Y CONTROL DE GESTIÓN DE LA RED DE ATENCIÓN DE SALUD COMUNAL Y AMBULATORIA ESPECIALIZADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**190.440**	**0**	**0**	**0**	**0**	**190.440**
402	05	00	00	Productos de papel, cartón e impresos	62.532	0	0	0	0	62.532
402	05	03	00	Productos de papel y cartón para oficina	59.789	0	0	0	0	59.789
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.743	0	0	0	0	2.743
402	06	00	00	Productos químicos y derivados	46.382	0	0	0	0	46.382
402	06	03	00	Tintas, pinturas y colorantes	46.382	0	0	0	0	46.382
402	10	00	00	Productos varios y útiles diversos	81.526	0	0	0	0	81.526
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	79.484	0	0	0	0	79.484
402	10	99	00	Otros productos y útiles diversos	2.042	0	0	0	0	2.042
403	**00**	**00**	**00**	**Servicios no personales**	**3.048.430**	**0**	**0**	**0**	**0**	**3.048.430**
403	04	00	00	Servicios básicos	758.964	0	0	0	0	758.964
403	04	05	00	Servicio de comunicaciones	758.964	0	0	0	0	758.964
403	06	00	00	Servicios de transporte y almacenaje	271.208	0	0	0	0	271.208
403	06	01	00	Fletes y embalajes	271.208	0	0	0	0	271.208
403	07	00	00	Servicios de información, impresión y relaciones públicas	278.060	0	0	0	0	278.060
403	07	02	00	Imprenta y reproducción	53.038	0	0	0	0	53.038
403	07	03	00	Relaciones sociales	225.022	0	0	0	0	225.022
403	09	00	00	Viáticos y pasajes	287.055	0	0	0	0	287.055
403	09	01	00	Viáticos y pasajes dentro del país	287.055	0	0	0	0	287.055
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	611.217	0	0	0	0	611.217
403	10	03	00	Servicios de procesamiento de datos	590.088	0	0	0	0	590.088
403	10	99	00	Otros servicios profesionales y técnicos	21.129	0	0	0	0	21.129
403	18	00	00	Impuestos indirectos	841.926	0	0	0	0	841.926
403	18	01	00	Impuesto al valor agregado	841.926	0	0	0	0	841.926

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127902 540251000 MANTENIMIENTO PREVENTIVO Y CORRECTIVO PARA LA ADECUACIÓN DE LOS ESTABLECIMIENTOS DE LA RED DE ATENCIÓN COMUNAL Y AMBULATORIA ESPECIALIZADA, CON LA PARTICIPACIÓN ACTIVA DEL PODER POPULAR.

OBJETIVO DEL PROYECTO: REALIZAR MANTENIMIENTO PREVENTIVO Y CORRECTIVO PARA LA ADECUACIÓN DE LAS CONDICIONES DE LA PLANTA FÍSICA Y EQUIPOS ELECTROMECÁNICOS DE LOS ESTABLECIMIENTOS DE LA RED DE ATENCIÓN COMUNAL Y CENTROS DE ATENCIÓN ESPECIALIZADOS, CON LA PARTICIPACIÓN ACTIVA DEL PODER POPULAR.

UNIDAD DE MEDIDA: CENTRO DE SALUD **META:** 72

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASEGURAMIENTO Y CONTROL DE GESTIÓN DE LA RED DE ATENCIÓN DE SALUD COMUNAL Y AMBULATORIA ESPECIALIZADA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540251003 REACTIVACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LAS ENTIDADES PRIORIZADAS PARA EL FUNCIONAMIENTO ÓPTIMO DE TELESALUD

UNIDAD DE MEDIDA: ENTIDAD **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASEGURAMIENTO Y CONTROL DE GESTIÓN DE LA RED DE ATENCIÓN DE SALUD COMUNAL Y AMBULATORIA ESPECIALIZADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**3.777.179**	0	0	0	0	**3.777.179**
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.777.179	0	0	0	0	3.777.179
404	05	01	00	Equipos de telecomunicaciones	2.025.920	0	0	0	0	2.025.920
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	1.751.259	0	0	0	0	1.751.259
				Totales	**7.016.049**	0	0	0	0	**7.016.049**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127993 540252000 FORTALECIMIENTO DE LA RED DE BANCOS DE LECHE HUMANA Y LACTARIOS INSTITUCIONALES

OBJETIVO DEL PROYECTO: FORTALECER LA RED DE BANCOS DE LECHE HUMANA Y LACTARIOS INSTITUCIONALES, A TRAVÉS DE LA CONSERJERÍA EN LACTANCIA MATERNA, EXTRACCIÓN, PROCESAMIENTO Y DISTRIBUCIÓN DE LECHE HUMANA PARA DISMINUIR LA MORBI-MORTALIDAD NEONATAL

UNIDAD DE MEDIDA: SERVICIO **META:** 19

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.517.902**	**0**	**0**	**0**	**0**	**7.517.902**
402	01	00	00	Productos alimenticios y agropecuarios	368.588	0	0	0	0	368.588
402	01	01	00	Alimentos y bebidas para personas	368.588	0	0	0	0	368.588
402	06	00	00	Productos químicos y derivados	3.575.600	0	0	0	0	3.575.600
402	06	99	00	Otros productos de la industria química y conexos	3.575.600	0	0	0	0	3.575.600
402	10	00	00	Productos varios y útiles diversos	3.573.714	0	0	0	0	3.573.714
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.553.714	0	0	0	0	3.553.714
402	10	99	00	Otros productos y útiles diversos	20.000	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**977.295**	**0**	**0**	**0**	**0**	**977.295**
403	07	00	00	Servicios de información, impresión y relaciones públicas	210.000	0	0	0	0	210.000
403	07	02	00	Imprenta y reproducción	150.000	0	0	0	0	150.000
403	07	03	00	Relaciones sociales	60.000	0	0	0	0	60.000
403	09	00	00	Viáticos y pasajes	108.798	0	0	0	0	108.798
403	09	01	00	Viáticos y pasajes dentro del país	108.798	0	0	0	0	108.798
403	18	00	00	Impuestos indirectos	658.497	0	0	0	0	658.497
403	18	01	00	Impuesto al valor agregado	658.497	0	0	0	0	658.497
404	**00**	**00**	**00**	**Activos reales**	**1.104.802**	**0**	**0**	**0**	**0**	**1.104.802**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	1.104.802	0	0	0	0	1.104.802
404	01	01	00	Repuestos mayores	50.300	0	0	0	0	50.300
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	50.300	0	0	0	0	50.300
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	1.054.502	0	0	0	0	1.054.502
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	1.054.502	0	0	0	0	1.054.502
				Totales	**9.599.999**	**0**	**0**	**0**	**0**	**9.599.999**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127993 540252000 FORTALECIMIENTO DE LA RED DE BANCOS DE LECHE HUMANA Y LACTARIOS INSTITUCIONALES

OBJETIVO DEL PROYECTO: FORTALECER LA RED DE BANCOS DE LECHE HUMANA Y LACTARIOS INSTITUCIONALES, A TRAVÉS DE LA CONSERJERÍA EN LACTANCIA MATERNA, EXTRACCIÓN, PROCESAMIENTO Y DISTRIBUCIÓN DE LECHE HUMANA PARA DISMINUIR LA MORBI-MORTALIDAD NEONATAL

UNIDAD DE MEDIDA: SERVICIO **META:** 19

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127993 540252000 FORTALECIMIENTO DE LA RED DE BANCOS DE LECHE HUMANA Y LACTARIOS INSTITUCIONALES

OBJETIVO DEL PROYECTO: FORTALECER LA RED DE BANCOS DE LECHE HUMANA Y LACTARIOS INSTITUCIONALES, A TRAVÉS DE LA CONSERJERÍA EN LACTANCIA MATERNA, EXTRACCIÓN, PROCESAMIENTO Y DISTRIBUCIÓN DE LECHE HUMANA PARA DISMINUIR LA MORBI-MORTALIDAD NEONATAL

UNIDAD DE MEDIDA: SERVICIO **META:** 19

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540252001 DOTACIÓN, ADECUACIÓN, MANTENIMIENTO PREVENTIVO Y CORRECTIVO DE LOS BANCOS DE LECHE HUMANA Y LACTARIOS INSTITUCIONALES EXISTENTES EN EL PAÍS.

UNIDAD DE MEDIDA: SERVICIO **META:** 19

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.129.314**	**0**	**0**	**0**	**0**	**7.129.314**
402	06	00	00	Productos químicos y derivados	3.575.600	0	0	0	0	3.575.600
402	06	99	00	Otros productos de la industria química y conexos	3.575.600	0	0	0	0	3.575.600
402	10	00	00	Productos varios y útiles diversos	3.553.714	0	0	0	0	3.553.714
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.553.714	0	0	0	0	3.553.714
403	**00**	**00**	**00**	**Servicios no personales**	**357.951**	**0**	**0**	**0**	**0**	**357.951**
403	09	00	00	Viáticos y pasajes	108.798	0	0	0	0	108.798
403	09	01	00	Viáticos y pasajes dentro del país	108.798	0	0	0	0	108.798
403	18	00	00	Impuestos indirectos	249.153	0	0	0	0	249.153
403	18	01	00	Impuesto al valor agregado	249.153	0	0	0	0	249.153
404	**00**	**00**	**00**	**Activos reales**	**1.104.802**	**0**	**0**	**0**	**0**	**1.104.802**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	1.104.802	0	0	0	0	1.104.802
404	01	01	00	Repuestos mayores	50.300	0	0	0	0	50.300
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	50.300	0	0	0	0	50.300
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	1.054.502	0	0	0	0	1.054.502
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	1.054.502	0	0	0	0	1.054.502
				Totales	**8.592.067**	**0**	**0**	**0**	**0**	**8.592.067**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127993 540252000 FORTALECIMIENTO DE LA RED DE BANCOS DE LECHE HUMANA Y LACTARIOS INSTITUCIONALES

OBJETIVO DEL PROYECTO: FORTALECER LA RED DE BANCOS DE LECHE HUMANA Y LACTARIOS INSTITUCIONALES, A TRAVÉS DE LA CONSERJERÍA EN LACTANCIA MATERNA, EXTRACCIÓN, PROCESAMIENTO Y DISTRIBUCIÓN DE LECHE HUMANA PARA DISMINUIR LA MORBI-MORTALIDAD NEONATAL

UNIDAD DE MEDIDA: SERVICIO **META:** 19

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540252002 FORTALECER LA DONACIÓN DE LECHE HUMANA A NIVEL NACIONAL

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**388.588**	**0**	**0**	**0**	**0**	**388.588**
402	01	00	00	Productos alimenticios y agropecuarios	368.588	0	0	0	0	368.588
402	01	01	00	Alimentos y bebidas para personas	368.588	0	0	0	0	368.588
402	10	00	00	Productos varios y útiles diversos	20.000	0	0	0	0	20.000
402	10	99	00	Otros productos y útiles diversos	20.000	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**619.344**	**0**	**0**	**0**	**0**	**619.344**
403	07	00	00	Servicios de información, impresión y relaciones públicas	210.000	0	0	0	0	210.000
403	07	02	00	Imprenta y reproducción	150.000	0	0	0	0	150.000
403	07	03	00	Relaciones sociales	60.000	0	0	0	0	60.000
403	18	00	00	Impuestos indirectos	409.344	0	0	0	0	409.344
403	18	01	00	Impuesto al valor agregado	409.344	0	0	0	0	409.344
				Totales	**1.007.932**	**0**	**0**	**0**	**0**	**1.007.932**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127916 540253000 PROMOCIÓN DE LA SALUD INTEGRAL Y ESTILOS DE VIDA SALUDABLE DURANTE EL CICLO DE VIDA

OBJETIVO DEL PROYECTO: PROMOVER UNA VIDA SALUDABLE, A TRAVÉS DE PROGRAMAS DIRIGIDOS A LAS ETAPAS DEL CICLO DE VIDA, CON ENFOQUE DE RIESGO, DE GÉNERO, DE ATENCIÓN INTEGRAL, INTERDISCIPLINARIA, CON CRITERIO DE IGUALDAD, DE ACUERDO A DETERMINANTES SOCIALES, CULTURALES Y GEOGRÁFICOS DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 48

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**31.070.988**	**0**	**0**	**0**	**0**	**31.070.988**
402	01	00	00	Productos alimenticios y agropecuarios	320.000	0	0	0	0	320.000
402	01	01	00	Alimentos y bebidas para personas	320.000	0	0	0	0	320.000
402	06	00	00	Productos químicos y derivados	28.720.988	0	0	0	0	28.720.988
402	06	04	00	Productos farmacéuticos y medicamentos	28.255.988	0	0	0	0	28.255.988
402	06	99	00	Otros productos de la industria química y conexos	465.000	0	0	0	0	465.000
402	10	00	00	Productos varios y útiles diversos	2.000.000	0	0	0	0	2.000.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.000.000	0	0	0	0	2.000.000
402	99	00	00	Otros materiales y suministros	30.000	0	0	0	0	30.000
402	99	01	00	Otros materiales y suministros	30.000	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.183.263**	**0**	**0**	**0**	**0**	**4.183.263**
403	06	00	00	Servicios de transporte y almacenaje	10.000	0	0	0	0	10.000
403	06	01	00	Fletes y embalajes	10.000	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.060.045	0	0	0	0	2.060.045
403	07	01	00	Publicidad y propaganda	600.000	0	0	0	0	600.000
403	07	02	00	Imprenta y reproducción	1.000.000	0	0	0	0	1.000.000
403	07	03	00	Relaciones sociales	460.045	0	0	0	0	460.045
403	09	00	00	Viáticos y pasajes	899.000	0	0	0	0	899.000
403	09	01	00	Viáticos y pasajes dentro del país	899.000	0	0	0	0	899.000
403	18	00	00	Impuestos indirectos	1.214.218	0	0	0	0	1.214.218
403	18	01	00	Impuesto al valor agregado	1.214.218	0	0	0	0	1.214.218
404	**00**	**00**	**00**	**Activos reales**	**197.358**	**0**	**0**	**0**	**0**	**197.358**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	197.358	0	0	0	0	197.358
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	197.358	0	0	0	0	197.358
				Totales	**35.451.609**	**0**	**0**	**0**	**0**	**35.451.609**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127916 540253000 PROMOCIÓN DE LA SALUD INTEGRAL Y ESTILOS DE VIDA SALUDABLE DURANTE EL CICLO DE VIDA

OBJETIVO DEL PROYECTO: PROMOVER UNA VIDA SALUDABLE, A TRAVÉS DE PROGRAMAS DIRIGIDOS A LAS ETAPAS DEL CICLO DE VIDA, CON ENFOQUE DE RIESGO, DE GÉNERO, DE ATENCIÓN INTEGRAL, INTERDISCIPLINARIA, CON CRITERIO DE IGUALDAD, DE ACUERDO A DETERMINANTES SOCIALES, CULTURALES Y GEOGRÁFICOS DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 48

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127916 540253000 PROMOCIÓN DE LA SALUD INTEGRAL Y ESTILOS DE VIDA SALUDABLE DURANTE EL CICLO DE VIDA

OBJETIVO DEL PROYECTO: PROMOVER UNA VIDA SALUDABLE, A TRAVÉS DE PROGRAMAS DIRIGIDOS A LAS ETAPAS DEL CICLO DE VIDA, CON ENFOQUE DE RIESGO, DE GÉNERO, DE ATENCIÓN INTEGRAL, INTERDISCIPLINARIA, CON CRITERIO DE IGUALDAD, DE ACUERDO A DETERMINANTES SOCIALES, CULTURALES Y GEOGRÁFICOS DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 48

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540253001 PROMOCIÓN DE ESTILOS DE VIDA SALUDABLE POR CICLO DE VIDA, CON ÉNFASIS EN HÁBITOS DE ALIMENTACIÓN SALUDABLE Y UNA VIDA ACTIVA.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 48

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	320.000	0	0	0	0	320.000
402	01	00	00	Productos alimenticios y agropecuarios	320.000	0	0	0	0	320.000
402	01	01	00	Alimentos y bebidas para personas	320.000	0	0	0	0	320.000
403	00	00	00	**Servicios no personales**	3.377.263	0	0	0	0	3.377.263
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.060.045	0	0	0	0	2.060.045
403	07	01	00	Publicidad y propaganda	600.000	0	0	0	0	600.000
403	07	02	00	Imprenta y reproducción	1.000.000	0	0	0	0	1.000.000
403	07	03	00	Relaciones sociales	460.045	0	0	0	0	460.045
403	09	00	00	Viáticos y pasajes	899.000	0	0	0	0	899.000
403	09	01	00	Viáticos y pasajes dentro del país	899.000	0	0	0	0	899.000
403	18	00	00	Impuestos indirectos	418.218	0	0	0	0	418.218
403	18	01	00	Impuesto al valor agregado	418.218	0	0	0	0	418.218
				Totales	3.697.263	0	0	0	0	3.697.263

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127916 540253000 PROMOCIÓN DE LA SALUD INTEGRAL Y ESTILOS DE VIDA SALUDABLE DURANTE EL CICLO DE VIDA

OBJETIVO DEL PROYECTO: PROMOVER UNA VIDA SALUDABLE, A TRAVÉS DE PROGRAMAS DIRIGIDOS A LAS ETAPAS DEL CICLO DE VIDA, CON ENFOQUE DE RIESGO, DE GÉNERO, DE ATENCIÓN INTEGRAL, INTERDISCIPLINARIA, CON CRITERIO DE IGUALDAD, DE ACUERDO A DETERMINANTES SOCIALES, CULTURALES Y GEOGRÁFICOS DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 48

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540253002 DOTACIÓN DE EQUIPOS, MEDICAMENTOS E INSUMOS MÉDICOS A LAS COORDINACIONES ESTATALES DE SALUD, PARA LA ATENCIÓN INTEGRAL DE LA POBLACIÓN POR CICLO DE VIDA.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**30.750.988**	**0**	**0**	**0**	**0**	**30.750.988**
402	06	00	00	Productos químicos y derivados	28.720.988	0	0	0	0	28.720.988
402	06	04	00	Productos farmacéuticos y medicamentos	28.255.988	0	0	0	0	28.255.988
402	06	99	00	Otros productos de la industria química y conexos	465.000	0	0	0	0	465.000
402	10	00	00	Productos varios y útiles diversos	2.000.000	0	0	0	0	2.000.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.000.000	0	0	0	0	2.000.000
402	99	00	00	Otros materiales y suministros	30.000	0	0	0	0	30.000
402	99	01	00	Otros materiales y suministros	30.000	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**806.000**	**0**	**0**	**0**	**0**	**806.000**
403	06	00	00	Servicios de transporte y almacenaje	10.000	0	0	0	0	10.000
403	06	01	00	Fletes y embalajes	10.000	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	796.000	0	0	0	0	796.000
403	18	01	00	Impuesto al valor agregado	796.000	0	0	0	0	796.000
404	**00**	**00**	**00**	**Activos reales**	**197.358**	**0**	**0**	**0**	**0**	**197.358**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	197.358	0	0	0	0	197.358
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	197.358	0	0	0	0	197.358
				Totales	**31.754.346**	**0**	**0**	**0**	**0**	**31.754.346**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127898 540254000 PROMOCIÓN DE CONDICIONES Y ESTILOS DE VIDA SALUDABLE PARA LA PREVENCIÓN Y ATENCIÓN DEL CÁNCER EN LA POBLACIÓN VENEZOLANA.

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL ONCOLÓGICA MEDIANTE LA FORMULACIÓN DE ESTRATEGIAS CON ESPECIAL ÉNFASIS EN LA PROMOCIÓN DE LA CALIDAD, CONDICIONES Y ESTILOS DE VIDA SALUDABLE, LA PREVENCIÓN Y EL DIAGNOSTICO PRECOZ, A FIN DE CONTRIBUIR A LA SUPREMA FELICIDAD SOCIAL DE NUESTRA POBLACIÓN, CON PARTICIPACIÓN PROTAGÓNICA Y CORRESPONSABILIDAD DE LA FAMILIA Y LA COMUNIDAD.

UNIDAD DE MEDIDA: ENTIDAD **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**500.000**	**0**	**0**	**0**	**0**	**500.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	500.000	0	0	0	0	500.000
401	01	18	00	Remuneraciones al personal contratado	500.000	0	0	0	0	500.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	500.000	0	0	0	0	500.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**22.000.550**	**0**	**0**	**0**	**0**	**22.000.550**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	17.900.550	0	0	0	0	17.900.550
402	06	01	00	Sustancias químicas y de uso industrial	4.800.000	0	0	0	0	4.800.000
402	06	04	00	Productos farmacéuticos y medicamentos	13.100.000	0	0	0	0	13.100.000
402	06	99	00	Otros productos de la industria química y conexos	550	0	0	0	0	550
402	10	00	00	Productos varios y útiles diversos	4.000.000	0	0	0	0	4.000.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.000.000	0	0	0	0	4.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**6.299.450**	**0**	**0**	**0**	**0**	**6.299.450**
403	07	00	00	Servicios de información, impresión y relaciones públicas	300.000	0	0	0	0	300.000
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	100.000	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	990.000	0	0	0	0	990.000
403	09	01	00	Viáticos y pasajes dentro del país	940.000	0	0	0	0	940.000
403	09	02	00	Viáticos y pasajes fuera del país	50.000	0	0	0	0	50.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.984.000	0	0	0	0	2.984.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	2.984.000	0	0	0	0	2.984.000
403	18	00	00	Impuestos indirectos	2.025.450	0	0	0	0	2.025.450
403	18	01	00	Impuesto al valor agregado	2.025.450	0	0	0	0	2.025.450
404	**00**	**00**	**00**	**Activos reales**	**3.500.000**	**0**	**0**	**0**	**0**	**3.500.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	3.500.000	0	0	0	0	3.500.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	3.500.000	0	0	0	0	3.500.000
404	01	02	04	Reparaciones, mejoras y adiciones mayores de equipos médico-quirúrgicos, dentales y de veterinaria	3.500.000	0	0	0	0	3.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127898 540254000 PROMOCIÓN DE CONDICIONES Y ESTILOS DE VIDA SALUDABLE PARA LA PREVENCIÓN Y ATENCIÓN DEL CÁNCER EN LA POBLACIÓN VENEZOLANA.

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL ONCOLÓGICA MEDIANTE LA FORMULACIÓN DE ESTRATEGIAS CON ESPECIAL ÉNFASIS EN LA PROMOCIÓN DE LA CALIDAD, CONDICIONES Y ESTILOS DE VIDA SALUDABLE, LA PREVENCIÓN Y EL DIAGNOSTICO PRECOZ, A FIN DE CONTRIBUIR A LA SUPREMA FELICIDAD SOCIAL DE NUESTRA POBLACIÓN, CON PARTICIPACIÓN PROTAGÓNICA Y CORRESPONSABILIDAD DE LA FAMILIA Y LA COMUNIDAD.

UNIDAD DE MEDIDA: ENTIDAD

META: 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	**32.300.000**	**0**	**0**	**0**	**0**	**32.300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 54 - 367

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127898 540254000 PROMOCIÓN DE CONDICIONES Y ESTILOS DE VIDA SALUDABLE PARA LA PREVENCIÓN Y ATENCIÓN DEL CÁNCER EN LA POBLACIÓN VENEZOLANA.

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL ONCOLÓGICA MEDIANTE LA FORMULACIÓN DE ESTRATEGIAS CON ESPECIAL ÉNFASIS EN LA PROMOCIÓN DE LA CALIDAD, CONDICIONES Y ESTILOS DE VIDA SALUDABLE, LA PREVENCIÓN Y EL DIAGNOSTICO PRECOZ, A FIN DE CONTRIBUIR A LA SUPREMA FELICIDAD SOCIAL DE NUESTRA POBLACIÓN, CON PARTICIPACIÓN PROTAGÓNICA Y CORRESPONSABILIDAD DE LA FAMILIA Y LA COMUNIDAD.

UNIDAD DE MEDIDA: ENTIDAD **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127898 540254000 PROMOCIÓN DE CONDICIONES Y ESTILOS DE VIDA SALUDABLE PARA LA PREVENCIÓN Y ATENCIÓN DEL CÁNCER EN LA POBLACIÓN VENEZOLANA.

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL ONCOLÓGICA MEDIANTE LA FORMULACIÓN DE ESTRATEGIAS CON ESPECIAL ÉNFASIS EN LA PROMOCIÓN DE LA CALIDAD, CONDICIONES Y ESTILOS DE VIDA SALUDABLE, LA PREVENCIÓN Y EL DIAGNOSTICO PRECOZ, A FIN DE CONTRIBUIR A LA SUPREMA FELICIDAD SOCIAL DE NUESTRA POBLACIÓN, CON PARTICIPACIÓN PROTAGÓNICA Y CORRESPONSABILIDAD DE LA FAMILIA Y LA COMUNIDAD.

UNIDAD DE MEDIDA: ENTIDAD **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540254001 CAPACITACIÓN Y PROMOCIÓN DE CONDICIONES Y ESTILOS DE VIDA SALUDABLE PARA EVITAR FACTORES PREDISPONENTES DEL CÁNCER.

UNIDAD DE MEDIDA: PERSONA **META:** 500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**100.000**	**0**	**0**	**0**	**0**	**100.000**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.400.000**	**0**	**0**	**0**	**0**	**1.400.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	300.000	0	0	0	0	300.000
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	100.000	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	990.000	0	0	0	0	990.000
403	09	01	00	Viáticos y pasajes dentro del país	940.000	0	0	0	0	940.000
403	09	02	00	Viáticos y pasajes fuera del país	50.000	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	110.000	0	0	0	0	110.000
403	18	01	00	Impuesto al valor agregado	110.000	0	0	0	0	110.000
				Totales	**1.500.000**	**0**	**0**	**0**	**0**	**1.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127898 540254000 PROMOCIÓN DE CONDICIONES Y ESTILOS DE VIDA SALUDABLE PARA LA PREVENCIÓN Y ATENCIÓN DEL CÁNCER EN LA POBLACIÓN VENEZOLANA.

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL ONCOLÓGICA MEDIANTE LA FORMULACIÓN DE ESTRATEGIAS CON ESPECIAL ÉNFASIS EN LA PROMOCIÓN DE LA CALIDAD, CONDICIONES Y ESTILOS DE VIDA SALUDABLE, LA PREVENCIÓN Y EL DIAGNOSTICO PRECOZ, A FIN DE CONTRIBUIR A LA SUPREMA FELICIDAD SOCIAL DE NUESTRA POBLACIÓN, CON PARTICIPACIÓN PROTAGÓNICA Y CORRESPONSABILIDAD DE LA FAMILIA Y LA COMUNIDAD.

UNIDAD DE MEDIDA: ENTIDAD **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540254002 DOTACIÓN Y EQUIPAMIENTO DE LOS SERVICIOS DE ATENCIÓN ONCOLÓGICA POR ENTIDAD FEDERAL.

UNIDAD DE MEDIDA: ENTIDAD **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**500.000**	**0**	**0**	**0**	**0**	**500.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	500.000	0	0	0	0	500.000
401	01	18	00	Remuneraciones al personal contratado	500.000	0	0	0	0	500.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	500.000	0	0	0	0	500.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**21.900.550**	**0**	**0**	**0**	**0**	**21.900.550**
402	06	00	00	Productos químicos y derivados	17.900.550	0	0	0	0	17.900.550
402	06	01	00	Sustancias químicas y de uso industrial	4.800.000	0	0	0	0	4.800.000
402	06	04	00	Productos farmacéuticos y medicamentos	13.100.000	0	0	0	0	13.100.000
402	06	99	00	Otros productos de la industria química y conexos	550	0	0	0	0	550
402	10	00	00	Productos varios y útiles diversos	4.000.000	0	0	0	0	4.000.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.000.000	0	0	0	0	4.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.099.450**	**0**	**0**	**0**	**0**	**1.099.450**
403	18	00	00	Impuestos indirectos	1.099.450	0	0	0	0	1.099.450
403	18	01	00	Impuesto al valor agregado	1.099.450	0	0	0	0	1.099.450
				Totales	**23.500.000**	**0**	**0**	**0**	**0**	**23.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127898 540254000 PROMOCIÓN DE CONDICIONES Y ESTILOS DE VIDA SALUDABLE PARA LA PREVENCIÓN Y ATENCIÓN DEL CÁNCER EN LA POBLACIÓN VENEZOLANA.

OBJETIVO DEL PROYECTO: GARANTIZAR LA ATENCIÓN INTEGRAL ONCOLÓGICA MEDIANTE LA FORMULACIÓN DE ESTRATEGIAS CON ESPECIAL ÉNFASIS EN LA PROMOCIÓN DE LA CALIDAD, CONDICIONES Y ESTILOS DE VIDA SALUDABLE, LA PREVENCIÓN Y EL DIAGNOSTICO PRECOZ, A FIN DE CONTRIBUIR A LA SUPREMA FELICIDAD SOCIAL DE NUESTRA POBLACIÓN, CON PARTICIPACIÓN PROTAGÓNICA Y CORRESPONSABILIDAD DE LA FAMILIA Y LA COMUNIDAD.

UNIDAD DE MEDIDA: ENTIDAD **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540254003 MANTENIMIENTO DE EQUIPOS MÉDICOS EN LAS UNIDADES DE ONCOLOGÍA DE LOS ESTABLECIMIENTOS DE SALUD, POR ENTIDAD FEDERAL.

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**3.800.000**	0	0	0	0	**3.800.000**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.984.000	0	0	0	0	2.984.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	2.984.000	0	0	0	0	2.984.000
403	18	00	00	Impuestos indirectos	816.000	0	0	0	0	816.000
403	18	01	00	Impuesto al valor agregado	816.000	0	0	0	0	816.000
404	00	00	00	**Activos reales**	**3.500.000**	0	0	0	0	**3.500.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	3.500.000	0	0	0	0	3.500.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	3.500.000	0	0	0	0	3.500.000
404	01	02	04	Reparaciones, mejoras y adiciones mayores de equipos médico-quirúrgicos, dentales y de veterinaria	3.500.000	0	0	0	0	3.500.000
				Totales	**7.300.000**	0	0	0	0	**7.300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127913 540255000 FORTALECIMIENTO DE LOS SERVICIOS DE: VIH/SIDA, INFECCIONES DE TRANSMISIÓN SEXUAL, ENFERMEDADES RESPIRATORIAS, TUBERCULOSIS, ASMA, ENFERMEDADES PULMONALES OSTRUCTIVA CRÓNICAS (EPOC) HEPATITIS Y BANCOS DE SANGRE.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS DE: VIH/SIDA, INFECCIONES DE TRANSMISIÓN SEXUAL, ENFERMEDADES RESPIRATORIAS, TUBERCULOSIS, ASMA , ENFERMEDADES PULMONALES OSTRUCTIVA CRONICA, BANCOS DE SANGRE, MEDIANTE LA DOTACIÓN DE MEDICAMENTOS, INSUMOS, EQUIPOS MÉDICOS Y EL DISEÑO E IMPLEMENTACIÓN DE NORMAS, REGLAMENTOS Y PROTOCOLOS.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 675.587

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**934.728.532**	**0**	**0**	**0**	**0**	**934.728.532**
402	01	00	00	Productos alimenticios y agropecuarios	700.000	0	0	0	0	700.000
402	01	01	00	Alimentos y bebidas para personas	700.000	0	0	0	0	700.000
402	06	00	00	Productos químicos y derivados	846.528.532	0	0	0	0	846.528.532
402	06	04	00	Productos farmacéuticos y medicamentos	756.528.532	0	0	0	0	756.528.532
402	06	08	00	Productos plásticos	1.000.000	0	0	0	0	1.000.000
402	06	99	00	Otros productos de la industria química y conexos	89.000.000	0	0	0	0	89.000.000
402	10	00	00	Productos varios y útiles diversos	87.500.000	0	0	0	0	87.500.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	87.500.000	0	0	0	0	87.500.000
403	**00**	**00**	**00**	**Servicios no personales**	**24.921.397**	**0**	**0**	**0**	**0**	**24.921.397**
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.030.000	0	0	0	0	3.030.000
403	07	01	00	Publicidad y propaganda	1.400.000	0	0	0	0	1.400.000
403	07	02	00	Imprenta y reproducción	900.000	0	0	0	0	900.000
403	07	03	00	Relaciones sociales	730.000	0	0	0	0	730.000
403	09	00	00	Viáticos y pasajes	282.000	0	0	0	0	282.000
403	09	01	00	Viáticos y pasajes dentro del país	282.000	0	0	0	0	282.000
403	18	00	00	Impuestos indirectos	21.609.397	0	0	0	0	21.609.397
403	18	01	00	Impuesto al valor agregado	21.609.397	0	0	0	0	21.609.397
				Totales	**959.649.929**	**0**	**0**	**0**	**0**	**959.649.929**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127913 540255000 FORTALECIMIENTO DE LOS SERVICIOS DE: VIH/SIDA, INFECCIONES DE TRANSMISIÓN SEXUAL, ENFERMEDADES RESPIRATORIAS, TUBERCULOSIS, ASMA, ENFERMEDADES PULMONALES OSTRUCTIVA CRÓNICAS (EPOC) HEPATITIS Y BANCOS DE SANGRE.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS DE: VIH/SIDA, INFECCIONES DE TRANSMISIÓN SEXUAL, ENFERMEDADES RESPIRATORIAS, TUBERCULOSIS, ASMA , ENFERMEDADES PULMONALES OSTRUCTIVA CRONICA, BANCOS DE SANGRE, MEDIANTE LA DOTACIÓN DE MEDICAMENTOS, INSUMOS, EQUIPOS MÉDICOS Y EL DISEÑO E IMPLEMENTACIÓN DE NORMAS, REGLAMENTOS Y PROTOCOLOS.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 675.587

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127913 540255000 FORTALECIMIENTO DE LOS SERVICIOS DE: VIH/SIDA, INFECCIONES DE TRANSMISIÓN SEXUAL, ENFERMEDADES RESPIRATORIAS, TUBERCULOSIS, ASMA, ENFERMEDADES PULMONALES OSTRUCTIVA CRÓNICAS (EPOC) HEPATITIS Y BANCOS DE SANGRE.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS DE: VIH/SIDA, INFECCIONES DE TRANSMISIÓN SEXUAL, ENFERMEDADES RESPIRATORIAS, TUBERCULOSIS, ASMA , ENFERMEDADES PULMONALES OSTRUCTIVA CRONICA, BANCOS DE SANGRE, MEDIANTE LA DOTACIÓN DE MEDICAMENTOS, INSUMOS, EQUIPOS MÉDICOS Y EL DISEÑO E IMPLEMENTACIÓN DE NORMAS, REGLAMENTOS Y PROTOCOLOS.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 675.587

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540255001 DESARROLLO DE ACTUACIONES DE RECOLECCIÓN, PROCESAMIENTO, PESQUISA DE ENFERMEDADES Y DISTRIBUCIÓN DE MEDICAMENTOS, INSUMOS Y EQUIPOS, PARA ATENDER DE FORMA INTEGRAL A LOS PACIENTES CON ENFERMEDADES INFECCIOSAS TRASMISIBLES.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 675.587

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**934.028.532**	**0**	**0**	**0**	**0**	**934.028.532**
402	06	00	00	Productos químicos y derivados	846.528.532	0	0	0	0	846.528.532
402	06	04	00	Productos farmacéuticos y medicamentos	756.528.532	0	0	0	0	756.528.532
402	06	08	00	Productos plásticos	1.000.000	0	0	0	0	1.000.000
402	06	99	00	Otros productos de la industria química y conexos	89.000.000	0	0	0	0	89.000.000
402	10	00	00	Productos varios y útiles diversos	87.500.000	0	0	0	0	87.500.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	87.500.000	0	0	0	0	87.500.000
403	**00**	**00**	**00**	**Servicios no personales**	**21.352.853**	**0**	**0**	**0**	**0**	**21.352.853**
403	18	00	00	Impuestos indirectos	21.352.853	0	0	0	0	21.352.853
403	18	01	00	Impuesto al valor agregado	21.352.853	0	0	0	0	21.352.853
				Totales	**955.381.385**	**0**	**0**	**0**	**0**	**955.381.385**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127913 540255000 FORTALECIMIENTO DE LOS SERVICIOS DE: VIH/SIDA, INFECCIONES DE TRANSMISIÓN SEXUAL, ENFERMEDADES RESPIRATORIAS, TUBERCULOSIS, ASMA, ENFERMEDADES PULMONALES OSTRUCTIVA CRÓNICAS (EPOC) HEPATITIS Y BANCOS DE SANGRE.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS DE: VIH/SIDA, INFECCIONES DE TRANSMISIÓN SEXUAL, ENFERMEDADES RESPIRATORIAS, TUBERCULOSIS, ASMA , ENFERMEDADES PULMONALES OSTRUCTIVA CRONICA, BANCOS DE SANGRE, MEDIANTE LA DOTACIÓN DE MEDICAMENTOS, INSUMOS, EQUIPOS MÉDICOS Y EL DISEÑO E IMPLEMENTACIÓN DE NORMAS, REGLAMENTOS Y PROTOCOLOS.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 675.587

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540255002 MONITOREO Y EVALUACIÓN, A NIVEL REGIONAL DEL CUMPLIMIENTO DE LAS NORMAS, PROTOCOLOS Y REGLAMENTOS PARA LA ATENCIÓN DE LOS PACIENTES CON ENFERMEDADES TRANSMISIBLES Y LAS DONACIONES VOLUNTARIAS DE SANGRE.

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 36

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**300.000**	**0**	**0**	**0**	**0**	**300.000**
403	09	00	00	Viáticos y pasajes	282.000	0	0	0	0	282.000
403	09	01	00	Viáticos y pasajes dentro del país	282.000	0	0	0	0	282.000
403	18	00	00	Impuestos indirectos	18.000	0	0	0	0	18.000
403	18	01	00	Impuesto al valor agregado	18.000	0	0	0	0	18.000
				Totales	**300.000**	**0**	**0**	**0**	**0**	**300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127913 540255000 FORTALECIMIENTO DE LOS SERVICIOS DE: VIH/SIDA, INFECCIONES DE TRANSMISIÓN SEXUAL, ENFERMEDADES RESPIRATORIAS, TUBERCULOSIS, ASMA, ENFERMEDADES PULMONALES OSTRUCTIVA CRÓNICAS (EPOC) HEPATITIS Y BANCOS DE SANGRE.

OBJETIVO DEL PROYECTO: FORTALECER LOS SERVICIOS DE: VIH/SIDA, INFECCIONES DE TRANSMISIÓN SEXUAL, ENFERMEDADES RESPIRATORIAS, TUBERCULOSIS, ASMA , ENFERMEDADES PULMONALES OSTRUCTIVA CRONICA, BANCOS DE SANGRE, MEDIANTE LA DOTACIÓN DE MEDICAMENTOS, INSUMOS, EQUIPOS MÉDICOS Y EL DISEÑO E IMPLEMENTACIÓN DE NORMAS, REGLAMENTOS Y PROTOCOLOS.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 675.587

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540255003 PROMOCIÓN Y PREVENCIÓN DE ENFERMEDADES CRÓNICAS TRANSMISIBLES.

UNIDAD DE MEDIDA: CAMPAÑA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**700.000**	**0**	**0**	**0**	**0**	**700.000**
402	01	00	00	Productos alimenticios y agropecuarios	700.000	0	0	0	0	700.000
402	01	01	00	Alimentos y bebidas para personas	700.000	0	0	0	0	700.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.268.544**	**0**	**0**	**0**	**0**	**3.268.544**
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.030.000	0	0	0	0	3.030.000
403	07	01	00	Publicidad y propaganda	1.400.000	0	0	0	0	1.400.000
403	07	02	00	Imprenta y reproducción	900.000	0	0	0	0	900.000
403	07	03	00	Relaciones sociales	730.000	0	0	0	0	730.000
403	18	00	00	Impuestos indirectos	238.544	0	0	0	0	238.544
403	18	01	00	Impuesto al valor agregado	238.544	0	0	0	0	238.544
				Totales	**3.968.544**	**0**	**0**	**0**	**0**	**3.968.544**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127983 540256000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL DE LAS ENFERMEDADES CRÓNICAS NO TRANSMISIBLES (ECNT) EN LA POBLACIÓN VENEZOLANA

OBJETIVO DEL PROYECTO: IMPULSAR ACTUACIONES DE PROMOCIÓN DE SALUD Y PREVENCIÓN DE LOS FACTORES DE RIESGOS DE ENFERMEDADES CRÓNICAS NO TRANSMISIBLES (ECNT), A FIN DE REDUCIR LA CARGA DE MORBIMORTALIDAD POR ESTAS ENFERMEDADES Y MEJORAR LA CALIDAD DE VIDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN

META: 114

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.384.288**	**0**	**0**	**0**	**0**	**11.384.288**
402	01	00	00	Productos alimenticios y agropecuarios	500.000	0	0	0	0	500.000
402	01	01	00	Alimentos y bebidas para personas	500.000	0	0	0	0	500.000
402	06	00	00	Productos químicos y derivados	8.884.288	0	0	0	0	8.884.288
402	06	04	00	Productos farmacéuticos y medicamentos	8.884.288	0	0	0	0	8.884.288
402	10	00	00	Productos varios y útiles diversos	2.000.000	0	0	0	0	2.000.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.000.000	0	0	0	0	2.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.626.987**	**0**	**0**	**0**	**0**	**1.626.987**
403	02	00	00	Alquileres de maquinaria y equipos	162.000	0	0	0	0	162.000
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	162.000	0	0	0	0	162.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	840.000	0	0	0	0	840.000
403	07	02	00	Imprenta y reproducción	640.000	0	0	0	0	640.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	240.000	0	0	0	0	240.000
403	09	01	00	Viáticos y pasajes dentro del país	240.000	0	0	0	0	240.000
403	18	00	00	Impuestos indirectos	384.987	0	0	0	0	384.987
403	18	01	00	Impuesto al valor agregado	384.987	0	0	0	0	384.987
				Totales	**13.011.275**	**0**	**0**	**0**	**0**	**13.011.275**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127983 540256000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL DE LAS ENFERMEDADES CRÓNICAS NO TRANSMISIBLES (ECNT) EN LA POBLACIÓN VENEZOLANA

OBJETIVO DEL PROYECTO: IMPULSAR ACTUACIONES DE PROMOCIÓN DE SALUD Y PREVENCIÓN DE LOS FACTORES DE RIESGOS DE ENFERMEDADES CRÓNICAS NO TRANSMISIBLES (ECNT), A FIN DE REDUCIR LA CARGA DE MORBIMORTALIDAD POR ESTAS ENFERMEDADES Y MEJORAR LA CALIDAD DE VIDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 114

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 54 - 378

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127983 540256000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL DE LAS ENFERMEDADES CRÓNICAS NO TRANSMISIBLES (ECNT) EN LA POBLACIÓN VENEZOLANA

OBJETIVO DEL PROYECTO: IMPULSAR ACTUACIONES DE PROMOCIÓN DE SALUD Y PREVENCIÓN DE LOS FACTORES DE RIESGOS DE ENFERMEDADES CRÓNICAS NO TRANSMISIBLES (ECNT), A FIN DE REDUCIR LA CARGA DE MORBIMORTALIDAD POR ESTAS ENFERMEDADES Y MEJORAR LA CALIDAD DE VIDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 114

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540256001 ACTUACIONES DE PROMOCIÓN Y PREVENCIÓN DE LAS ENFERMEDADES CRÓNICAS NO TRANSMISIBLES (ECNT).

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 114

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**940.800**	**0**	**0**	**0**	**0**	**940.800**
403	07	00	00	Servicios de información, impresión y relaciones públicas	840.000	0	0	0	0	840.000
403	07	02	00	Imprenta y reproducción	640.000	0	0	0	0	640.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	100.800	0	0	0	0	100.800
403	18	01	00	Impuesto al valor agregado	100.800	0	0	0	0	100.800
				Totales	**940.800**	**0**	**0**	**0**	**0**	**940.800**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127983 540256000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL DE LAS ENFERMEDADES CRÓNICAS NO TRANSMISIBLES (ECNT) EN LA POBLACIÓN VENEZOLANA

OBJETIVO DEL PROYECTO: IMPULSAR ACTUACIONES DE PROMOCIÓN DE SALUD Y PREVENCIÓN DE LOS FACTORES DE RIESGOS DE ENFERMEDADES CRÓNICAS NO TRANSMISIBLES (ECNT), A FIN DE REDUCIR LA CARGA DE MORBIMORTALIDAD POR ESTAS ENFERMEDADES Y MEJORAR LA CALIDAD DE VIDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 114

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540256002 DOTACIÓN A LAS UNIDADES DE SALUD EN LAS ENTIDADES FEDERALES PARA LA ATENCIÓN DE PACIENTES CON FACTORES DE RIESGO Y ENFERMEDADES CRÓNICAS NO TRANSMISIBLES.

UNIDAD DE MEDIDA: DOTACIÓN **META:** 300

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.884.288**	**0**	**0**	**0**	**0**	**10.884.288**
402	06	00	00	Productos químicos y derivados	8.884.288	0	0	0	0	8.884.288
402	06	04	00	Productos farmacéuticos y medicamentos	8.884.288	0	0	0	0	8.884.288
402	10	00	00	Productos varios y útiles diversos	2.000.000	0	0	0	0	2.000.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.000.000	0	0	0	0	2.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**421.440**	**0**	**0**	**0**	**0**	**421.440**
403	02	00	00	Alquileres de maquinaria y equipos	162.000	0	0	0	0	162.000
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	162.000	0	0	0	0	162.000
403	18	00	00	Impuestos indirectos	259.440	0	0	0	0	259.440
403	18	01	00	Impuesto al valor agregado	259.440	0	0	0	0	259.440
				Totales	**11.305.728**	**0**	**0**	**0**	**0**	**11.305.728**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127983 540256000 FORTALECIMIENTO DE LA ATENCIÓN INTEGRAL DE LAS ENFERMEDADES CRÓNICAS NO TRANSMISIBLES (ECNT) EN LA POBLACIÓN VENEZOLANA

OBJETIVO DEL PROYECTO: IMPULSAR ACTUACIONES DE PROMOCIÓN DE SALUD Y PREVENCIÓN DE LOS FACTORES DE RIESGOS DE ENFERMEDADES CRÓNICAS NO TRANSMISIBLES (ECNT), A FIN DE REDUCIR LA CARGA DE MORBIMORTALIDAD POR ESTAS ENFERMEDADES Y MEJORAR LA CALIDAD DE VIDA DE LA POBLACIÓN.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 114

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540256003 CAPACITACIÓN EN LAS NORMAS Y PROTOCOLOS DE LOS PROGRAMAS DE SALUD DE LAS ENFERMEDADES CRÓNICAS NO TRANSMISIBLES (ECNT).

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**500.000**	**0**	**0**	**0**	**0**	**500.000**
402	01	00	00	Productos alimenticios y agropecuarios	500.000	0	0	0	0	500.000
402	01	01	00	Alimentos y bebidas para personas	500.000	0	0	0	0	500.000
403	**00**	**00**	**00**	**Servicios no personales**	**264.747**	**0**	**0**	**0**	**0**	**264.747**
403	09	00	00	Viáticos y pasajes	240.000	0	0	0	0	240.000
403	09	01	00	Viáticos y pasajes dentro del país	240.000	0	0	0	0	240.000
403	18	00	00	Impuestos indirectos	24.747	0	0	0	0	24.747
403	18	01	00	Impuesto al valor agregado	24.747	0	0	0	0	24.747
				Totales	**764.747**	**0**	**0**	**0**	**0**	**764.747**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127911 540257000 HUMANIZACIÓN DE LA ATENCIÓN EN SALUD MENTAL PARA LA PAZ Y LA VIDA SANA

OBJETIVO DEL PROYECTO: APLICAR EL ENFOQUE DE HUMANIZACIÓN EN LOS SERVICIOS DE SALUD MENTAL, EN PARTICULAR EL TRATO Y LA ATENCIÓN INTEGRAL DIRIGIDA A LAS PERSONAS CON DIAGNÓSTICO DE ENFERMEDADES MENTALES O AFECTADAS POR SITUACIONES DE VIOLENCIA Y ACCIDENTES DE TODO TIPO, MEDIANTE EL DESARROLLO DE ESTRATEGIAS CON ÉNFASIS EN LA PROMOCIÓN DE LA CALIDAD, MODOS Y ESTILOS DE VIDA SALUDABLE Y INTERVENCIONES COMUNITARIAS PARA LA DETECCIÓN TEMPRANA DE SITUACIONES O HECHOS QUE PUEDEN AFECTAR LA SALUD MENTAL, LA PAZ Y LA CONVIVENCIA.

UNIDAD DE MEDIDA: COORDINACIÓN

META: 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.200.000**	**0**	**0**	**0**	**0**	**4.200.000**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	200.000
402	06	00	00	Productos químicos y derivados	4.000.000	0	0	0	0	4.000.000
402	06	04	00	Productos farmacéuticos y medicamentos	4.000.000	0	0	0	0	4.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**468.749.198**	**0**	**0**	**0**	**0**	**468.749.198**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.135.800	0	0	0	0	1.135.800
403	07	02	00	Imprenta y reproducción	1.135.800	0	0	0	0	1.135.800
403	09	00	00	Viáticos y pasajes	174.400	0	0	0	0	174.400
403	09	01	00	Viáticos y pasajes dentro del país	174.400	0	0	0	0	174.400
403	18	00	00	Impuestos indirectos	179.800	0	0	0	0	179.800
403	18	01	00	Impuesto al valor agregado	179.800	0	0	0	0	179.800
403	99	00	00	Otros servicios no personales	467.259.198	0	0	0	0	467.259.198
403	99	01	00	Otros servicios no personales	467.259.198	0	0	0	0	467.259.198
				Totales	**472.949.198**	**0**	**0**	**0**	**0**	**472.949.198**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127911 540257000 HUMANIZACIÓN DE LA ATENCIÓN EN SALUD MENTAL PARA LA PAZ Y LA VIDA SANA

OBJETIVO DEL PROYECTO: APLICAR EL ENFOQUE DE HUMANIZACIÓN EN LOS SERVICIOS DE SALUD MENTAL, EN PARTICULAR EL TRATO Y LA ATENCIÓN INTEGRAL DIRIGIDA A LAS PERSONAS CON DIAGNÓSTICO DE ENFERMEDADES MENTALES O AFECTADAS POR SITUACIONES DE VIOLENCIA Y ACCIDENTES DE TODO TIPO, MEDIANTE EL DESARROLLO DE ESTRATEGIAS CON ÉNFASIS EN LA PROMOCIÓN DE LA CALIDAD, MODOS Y ESTILOS DE VIDA SALUDABLE Y INTERVENCIONES COMUNITARIAS PARA LA DETECCIÓN TEMPRANA DE SITUACIONES O HECHOS QUE PUEDEN AFECTAR LA SALUD MENTAL, LA PAZ Y LA CONVIVENCIA.

UNIDAD DE MEDIDA: COORDINACIÓN

META: 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127911 540257000 HUMANIZACIÓN DE LA ATENCIÓN EN SALUD MENTAL PARA LA PAZ Y LA VIDA SANA

OBJETIVO DEL PROYECTO: APLICAR EL ENFOQUE DE HUMANIZACIÓN EN LOS SERVICIOS DE SALUD MENTAL, EN PARTICULAR EL TRATO Y LA ATENCIÓN INTEGRAL DIRIGIDA A LAS PERSONAS CON DIAGNÓSTICO DE ENFERMEDADES MENTALES O AFECTADAS POR SITUACIONES DE VIOLENCIA Y ACCIDENTES DE TODO TIPO, MEDIANTE EL DESARROLLO DE ESTRATEGIAS CON ÉNFASIS EN LA PROMOCIÓN DE LA CALIDAD, MODOS Y ESTILOS DE VIDA SALUDABLE Y INTERVENCIONES COMUNITARIAS PARA LA DETECCIÓN TEMPRANA DE SITUACIONES O HECHOS QUE PUEDEN AFECTAR LA SALUD MENTAL, LA PAZ Y LA CONVIVENCIA.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540257001 CAPACITACIÓN DEL PERSONAL DE SALUD Y EL PERSONAL TÉCNICO ADMINISTRATIVO EN EL ADECUADO CUMPLIMIENTO DE LAS NORMAS DEL PROGRAMA DE SALUD MENTAL GARANTIZANDO EL BIENESTAR PSICOLÓGICO, LA CONVIVENCIA SANA ASÍ COMO LA SALUD MENTAL PARA LA PAZ DE LA POBLACIÓN VENEZOLANA.

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**200.000**	**0**	**0**	**0**	**0**	**200.000**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	200.000
403	**00**	**00**	**00**	**Servicios no personales**	**490.000**	**0**	**0**	**0**	**0**	**490.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	245.800	0	0	0	0	245.800
403	07	02	00	Imprenta y reproducción	245.800	0	0	0	0	245.800
403	09	00	00	Viáticos y pasajes	174.400	0	0	0	0	174.400
403	09	01	00	Viáticos y pasajes dentro del país	174.400	0	0	0	0	174.400
403	18	00	00	Impuestos indirectos	69.800	0	0	0	0	69.800
403	18	01	00	Impuesto al valor agregado	69.800	0	0	0	0	69.800
				Totales	**690.000**	**0**	**0**	**0**	**0**	**690.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127911 540257000 HUMANIZACIÓN DE LA ATENCIÓN EN SALUD MENTAL PARA LA PAZ Y LA VIDA SANA

OBJETIVO DEL PROYECTO: APLICAR EL ENFOQUE DE HUMANIZACIÓN EN LOS SERVICIOS DE SALUD MENTAL, EN PARTICULAR EL TRATO Y LA ATENCIÓN INTEGRAL DIRIGIDA A LAS PERSONAS CON DIAGNÓSTICO DE ENFERMEDADES MENTALES O AFECTADAS POR SITUACIONES DE VIOLENCIA Y ACCIDENTES DE TODO TIPO, MEDIANTE EL DESARROLLO DE ESTRATEGIAS CON ÉNFASIS EN LA PROMOCIÓN DE LA CALIDAD, MODOS Y ESTILOS DE VIDA SALUDABLE Y INTERVENCIONES COMUNITARIAS PARA LA DETECCIÓN TEMPRANA DE SITUACIONES O HECHOS QUE PUEDEN AFECTAR LA SALUD MENTAL, LA PAZ Y LA CONVIVENCIA.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540257002 ASISTENCIA OPORTUNA A TRAVÉS DE LOS ESTABLECIMIENTOS PSIQUIÁTRICOS DE LARGA ESTANCIA A LOS PACIENTES CON ENFERMEDAD MENTAL CRÓNICA INSTALADA

UNIDAD DE MEDIDA: PERSONA **META:** 19.469

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**467.259.198**	**0**	**0**	**0**	**0**	**467.259.198**
403	99	00	00	Otros servicios no personales	467.259.198	0	0	0	0	467.259.198
403	99	01	00	Otros servicios no personales	467.259.198	0	0	0	0	467.259.198
				Totales	**467.259.198**	**0**	**0**	**0**	**0**	**467.259.198**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 127911 540257000 HUMANIZACIÓN DE LA ATENCIÓN EN SALUD MENTAL PARA LA PAZ Y LA VIDA SANA

OBJETIVO DEL PROYECTO: APLICAR EL ENFOQUE DE HUMANIZACIÓN EN LOS SERVICIOS DE SALUD MENTAL, EN PARTICULAR EL TRATO Y LA ATENCIÓN INTEGRAL DIRIGIDA A LAS PERSONAS CON DIAGNÓSTICO DE ENFERMEDADES MENTALES O AFECTADAS POR SITUACIONES DE VIOLENCIA Y ACCIDENTES DE TODO TIPO, MEDIANTE EL DESARROLLO DE ESTRATEGIAS CON ÉNFASIS EN LA PROMOCIÓN DE LA CALIDAD, MODOS Y ESTILOS DE VIDA SALUDABLE Y INTERVENCIONES COMUNITARIAS PARA LA DETECCIÓN TEMPRANA DE SITUACIONES O HECHOS QUE PUEDEN AFECTAR LA SALUD MENTAL, LA PAZ Y LA CONVIVENCIA.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540257003 DOTACIÓN DE MEDICAMENTOS Y MATERIALES PARA LA DETECCIÓN OPORTUNA Y TEMPRANA DE LOS POSIBLES CASOS DE ENFERMEDADES MENTALES AGUDAS Y/O CRÓNICAS.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.000.000**	**0**	**0**	**0**	**0**	**4.000.000**
402	06	00	00	Productos químicos y derivados	4.000.000	0	0	0	0	4.000.000
402	06	04	00	Productos farmacéuticos y medicamentos	4.000.000	0	0	0	0	4.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	890.000	0	0	0	0	890.000
403	07	02	00	Imprenta y reproducción	890.000	0	0	0	0	890.000
403	18	00	00	Impuestos indirectos	110.000	0	0	0	0	110.000
403	18	01	00	Impuesto al valor agregado	110.000	0	0	0	0	110.000
				Totales	**5.000.000**	**0**	**0**	**0**	**0**	**5.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127951 540258000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

OBJETIVO DEL PROYECTO: PROMOVER LA FORMACIÓN TÉCNICA, TECNOLÓGICA, ÉTICA Y HUMANA EN SALUD, A TRAVÉS DE BECAS VINCULADAS A LAS LÍNEAS DE INVESTIGACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA SALUD (MPPS), ORIENTADAS A LA CALIDAD DE ATENCIÓN Y LA CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 1.465

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INVESTIGACIÓN Y EDUCACIÓN PARA LA SALUD INTEGRAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.830.670**	**0**	**0**	**0**	**0**	**1.830.670**
401	01	00	00	Sueldos, salarios y otras retribuciones	827.412	0	0	0	0	827.412
401	01	18	00	Remuneraciones al personal contratado	827.412	0	0	0	0	827.412
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	827.412	0	0	0	0	827.412
401	04	00	00	Complementos de sueldos y salarios	283.500	0	0	0	0	283.500
401	04	25	00	Complemento al personal contratado por gastos de alimentación	202.500	0	0	0	0	202.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	81.000	0	0	0	0	81.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	396.469	0	0	0	0	396.469
401	05	07	00	Aguinaldos al personal contratado	244.777	0	0	0	0	244.777
401	05	08	00	Bono vacacional al personal contratado	151.692	0	0	0	0	151.692
401	07	00	00	Asistencia socio-económica	113.355	0	0	0	0	113.355
401	07	03	00	Ayudas por matrimonio a empleados	85.292	0	0	0	0	85.292
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	28.063	0	0	0	0	28.063
401	08	00	00	Prestaciones sociales e indemnizaciones	209.934	0	0	0	0	209.934
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	209.934	0	0	0	0	209.934
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**392.007**	**0**	**0**	**0**	**0**	**392.007**
402	05	00	00	Productos de papel, cartón e impresos	58.156	0	0	0	0	58.156
402	05	01	00	Pulpa de madera, papel y cartón	2.800	0	0	0	0	2.800
402	05	03	00	Productos de papel y cartón para oficina	55.356	0	0	0	0	55.356
402	06	00	00	Productos químicos y derivados	295.640	0	0	0	0	295.640
402	06	04	00	Productos farmacéuticos y medicamentos	28.500	0	0	0	0	28.500
402	06	99	00	Otros productos de la industria química y conexos	267.140	0	0	0	0	267.140
402	07	00	00	Productos minerales no metálicos	4.875	0	0	0	0	4.875
402	07	02	00	Vidrios y productos de vidrio	4.875	0	0	0	0	4.875
402	10	00	00	Productos varios y útiles diversos	33.336	0	0	0	0	33.336
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	25.850	0	0	0	0	25.850
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.486	0	0	0	0	7.486
403	**00**	**00**	**00**	**Servicios no personales**	**185.347**	**0**	**0**	**0**	**0**	**185.347**
403	07	00	00	Servicios de información, impresión y relaciones públicas	122.400	0	0	0	0	122.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127951 540258000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

OBJETIVO DEL PROYECTO: PROMOVER LA FORMACIÓN TÉCNICA, TECNOLÓGICA, ÉTICA Y HUMANA EN SALUD, A TRAVÉS DE BECAS VINCULADAS A LAS LÍNEAS DE INVESTIGACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA SALUD (MPPS), ORIENTADAS A LA CALIDAD DE ATENCIÓN Y LA CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 1.465

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INVESTIGACIÓN Y EDUCACIÓN PARA LA SALUD INTEGRAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	03	00	Relaciones sociales	122.400	0	0	0	0	122.400
403	18	00	00	Impuestos indirectos	58.231	0	0	0	0	58.231
403	18	01	00	Impuesto al valor agregado	58.231	0	0	0	0	58.231
403	99	00	00	Otros servicios no personales	4.716	0	0	0	0	4.716
403	99	01	00	Otros servicios no personales	4.716	0	0	0	0	4.716
407	**00**	**00**	**00**	**Transferencias y donaciones**	**89.943.780**	**0**	**0**	**0**	**0**	**89.943.780**
407	01	00	00	Transferencias y donaciones corrientes internas	89.943.780	0	0	0	0	89.943.780
407	01	01	00	Transferencias corrientes internas al sector privado	89.343.780	0	0	0	0	89.343.780
407	01	01	04	Becas universitarias en el país	18.000.000	0	0	0	0	18.000.000
407	01	01	05	Becas de perfeccionamiento profesional en el país	71.343.780	0	0	0	0	71.343.780
407	01	02	00	Donaciones corrientes internas al sector privado	600.000	0	0	0	0	600.000
407	01	02	01	Donaciones corrientes a personas	600.000	0	0	0	0	600.000
				Totales	**92.351.804**	**0**	**0**	**0**	**0**	**92.351.804**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127951 540258000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

OBJETIVO DEL PROYECTO: PROMOVER LA FORMACIÓN TÉCNICA, TECNOLÓGICA, ÉTICA Y HUMANA EN SALUD, A TRAVÉS DE BECAS VINCULADAS A LAS LÍNEAS DE INVESTIGACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA SALUD (MPPS), ORIENTADAS A LA CALIDAD DE ATENCIÓN Y LA CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 1.465

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INVESTIGACIÓN Y EDUCACIÓN PARA LA SALUD INTEGRAL **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127951 540258000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

OBJETIVO DEL PROYECTO: PROMOVER LA FORMACIÓN TÉCNICA, TECNOLÓGICA, ÉTICA Y HUMANA EN SALUD, A TRAVÉS DE BECAS VINCULADAS A LAS LÍNEAS DE INVESTIGACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA SALUD (MPPS), ORIENTADAS A LA CALIDAD DE ATENCIÓN Y LA CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 1.465

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INVESTIGACIÓN Y EDUCACIÓN PARA LA SALUD INTEGRAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540258001 FORMACIÓN DEL PERSONAL DE SALUD A NIVEL TÉCNICO, DE PREGRADO Y POSTGRADO PARA FORTALECER EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 1.465

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INVESTIGACIÓN Y EDUCACIÓN PARA LA SALUD INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**464.238**	**0**	**0**	**0**	**0**	**464.238**
401	01	00	00	Sueldos, salarios y otras retribuciones	204.840	0	0	0	0	204.840
401	01	18	00	Remuneraciones al personal contratado	204.840	0	0	0	0	204.840
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	204.840	0	0	0	0	204.840
401	04	00	00	Complementos de sueldos y salarios	81.000	0	0	0	0	81.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	81.000	0	0	0	0	81.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	98.153	0	0	0	0	98.153
401	05	07	00	Aguinaldos al personal contratado	60.599	0	0	0	0	60.599
401	05	08	00	Bono vacacional al personal contratado	37.554	0	0	0	0	37.554
401	07	00	00	Asistencia socio-económica	28.063	0	0	0	0	28.063
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	28.063	0	0	0	0	28.063
401	08	00	00	Prestaciones sociales e indemnizaciones	52.182	0	0	0	0	52.182
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	52.182	0	0	0	0	52.182
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.986**	**0**	**0**	**0**	**0**	**10.986**
402	05	00	00	Productos de papel, cartón e impresos	6.800	0	0	0	0	6.800
402	05	03	00	Productos de papel y cartón para oficina	6.800	0	0	0	0	6.800
402	10	00	00	Productos varios y útiles diversos	4.186	0	0	0	0	4.186
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.186	0	0	0	0	4.186
403	**00**	**00**	**00**	**Servicios no personales**	**72.502**	**0**	**0**	**0**	**0**	**72.502**
403	07	00	00	Servicios de información, impresión y relaciones públicas	62.400	0	0	0	0	62.400
403	07	03	00	Relaciones sociales	62.400	0	0	0	0	62.400
403	18	00	00	Impuestos indirectos	8.806	0	0	0	0	8.806
403	18	01	00	Impuesto al valor agregado	8.806	0	0	0	0	8.806
403	99	00	00	Otros servicios no personales	1.296	0	0	0	0	1.296

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127951 540258000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

OBJETIVO DEL PROYECTO: PROMOVER LA FORMACIÓN TÉCNICA, TECNOLÓGICA, ÉTICA Y HUMANA EN SALUD, A TRAVÉS DE BECAS VINCULADAS A LAS LÍNEAS DE INVESTIGACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA SALUD (MPPS), ORIENTADAS A LA CALIDAD DE ATENCIÓN Y LA CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 1.465

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INVESTIGACIÓN Y EDUCACIÓN PARA LA SALUD INTEGRAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540258001 FORMACIÓN DEL PERSONAL DE SALUD A NIVEL TÉCNICO, DE PREGRADO Y POSTGRADO PARA FORTALECER EL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 1.465

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INVESTIGACIÓN Y EDUCACIÓN PARA LA SALUD INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	01	00	Otros servicios no personales	1.296	0	0	0	0	1.296
407	**00**	**00**	**00**	**Transferencias y donaciones**	**89.343.780**	**0**	**0**	**0**	**0**	**89.343.780**
407	01	00	00	Transferencias y donaciones corrientes internas	89.343.780	0	0	0	0	89.343.780
407	01	01	00	Transferencias corrientes internas al sector privado	89.343.780	0	0	0	0	89.343.780
407	01	01	04	Becas universitarias en el país	18.000.000	0	0	0	0	18.000.000
407	01	01	05	Becas de perfeccionamiento profesional en el país	71.343.780	0	0	0	0	71.343.780
				Totales	**89.891.506**	**0**	**0**	**0**	**0**	**89.891.506**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127951 540258000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

OBJETIVO DEL PROYECTO: PROMOVER LA FORMACIÓN TÉCNICA, TECNOLÓGICA, ÉTICA Y HUMANA EN SALUD, A TRAVÉS DE BECAS VINCULADAS A LAS LÍNEAS DE INVESTIGACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA SALUD (MPPS), ORIENTADAS A LA CALIDAD DE ATENCIÓN Y LA CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 1.465

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INVESTIGACIÓN Y EDUCACIÓN PARA LA SALUD INTEGRAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540258002 FINANCIAMIENTO DE ESTUDIOS VINCULADOS A LAS LÍNEAS DE INVESTIGACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA SALUD (MPPS) Y BIOÉTICA EN SALUD.

UNIDAD DE MEDIDA: ESTUDIO **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INVESTIGACIÓN Y EDUCACIÓN PARA LA SALUD INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**1.366.432**	**0**	**0**	**0**	**0**	**1.366.432**
401	01	00	00	Sueldos, salarios y otras retribuciones	622.572	0	0	0	0	622.572
401	01	18	00	Remuneraciones al personal contratado	622.572	0	0	0	0	622.572
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	622.572	0	0	0	0	622.572
401	04	00	00	Complementos de sueldos y salarios	202.500	0	0	0	0	202.500
401	04	25	00	Complemento al personal contratado por gastos de alimentación	202.500	0	0	0	0	202.500
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	298.316	0	0	0	0	298.316
401	05	07	00	Aguinaldos al personal contratado	184.178	0	0	0	0	184.178
401	05	08	00	Bono vacacional al personal contratado	114.138	0	0	0	0	114.138
401	07	00	00	Asistencia socio-económica	85.292	0	0	0	0	85.292
401	07	03	00	Ayudas por matrimonio a empleados	85.292	0	0	0	0	85.292
401	08	00	00	Prestaciones sociales e indemnizaciones	157.752	0	0	0	0	157.752
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	157.752	0	0	0	0	157.752
402	00	00	00	**Materiales, suministros y mercancías**	**381.021**	**0**	**0**	**0**	**0**	**381.021**
402	05	00	00	Productos de papel, cartón e impresos	51.356	0	0	0	0	51.356
402	05	01	00	Pulpa de madera, papel y cartón	2.800	0	0	0	0	2.800
402	05	03	00	Productos de papel y cartón para oficina	48.556	0	0	0	0	48.556
402	06	00	00	Productos químicos y derivados	295.640	0	0	0	0	295.640
402	06	04	00	Productos farmacéuticos y medicamentos	28.500	0	0	0	0	28.500
402	06	99	00	Otros productos de la industria química y conexos	267.140	0	0	0	0	267.140
402	07	00	00	Productos minerales no metálicos	4.875	0	0	0	0	4.875
402	07	02	00	Vidrios y productos de vidrio	4.875	0	0	0	0	4.875
402	10	00	00	Productos varios y útiles diversos	29.150	0	0	0	0	29.150
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	25.850	0	0	0	0	25.850
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.300	0	0	0	0	3.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 127951 540258000 FORMACIÓN, INVESTIGACIÓN Y DESARROLLO DEL CONOCIMIENTO TÉCNICO, TECNOLÓGICO Y HUMANO EN SALUD, ORIENTADO A LA CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

OBJETIVO DEL PROYECTO: PROMOVER LA FORMACIÓN TÉCNICA, TECNOLÓGICA, ÉTICA Y HUMANA EN SALUD, A TRAVÉS DE BECAS VINCULADAS A LAS LÍNEAS DE INVESTIGACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA SALUD (MPPS), ORIENTADAS A LA CALIDAD DE ATENCIÓN Y LA CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 1.465

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INVESTIGACIÓN Y EDUCACIÓN PARA LA SALUD INTEGRAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 540258002 FINANCIAMIENTO DE ESTUDIOS VINCULADOS A LAS LÍNEAS DE INVESTIGACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA SALUD (MPPS) Y BIOÉTICA EN SALUD.

UNIDAD DE MEDIDA: ESTUDIO **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INVESTIGACIÓN Y EDUCACIÓN PARA LA SALUD INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**112.845**	**0**	**0**	**0**	**0**	**112.845**
403	07	00	00	Servicios de información, impresión y relaciones públicas	60.000	0	0	0	0	60.000
403	07	03	00	Relaciones sociales	60.000	0	0	0	0	60.000
403	18	00	00	Impuestos indirectos	49.425	0	0	0	0	49.425
403	18	01	00	Impuesto al valor agregado	49.425	0	0	0	0	49.425
403	99	00	00	Otros servicios no personales	3.420	0	0	0	0	3.420
403	99	01	00	Otros servicios no personales	3.420	0	0	0	0	3.420
407	00	00	00	**Transferencias y donaciones**	**600.000**	**0**	**0**	**0**	**0**	**600.000**
407	01	00	00	Transferencias y donaciones corrientes internas	600.000	0	0	0	0	600.000
407	01	02	00	Donaciones corrientes internas al sector privado	600.000	0	0	0	0	600.000
407	01	02	01	Donaciones corrientes a personas	600.000	0	0	0	0	600.000
				Totales	**2.460.298**	**0**	**0**	**0**	**0**	**2.460.298**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIO DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: BOLÍVAR **META:** 14.449.037.945

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**14.449.037.745**	**0**	**0**	**0**	**0**	**14.449.037.745**
407	01	00	00	Transferencias y donaciones corrientes internas	14.449.037.745	0	0	0	0	14.449.037.745
407	01	03	00	Transferencias corrientes internas al sector público	14.449.037.745	0	0	0	0	14.449.037.745
407	01	03	10	Transferencias corrientes al Poder Estadal	14.449.037.745	0	0	0	0	14.449.037.745
				Totales	**14.449.037.745**	**0**	**0**	**0**	**0**	**14.449.037.745**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIO DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: BOLÍVAR **META:** 14.449.037.945

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**14.449.037.745**	**0**	**0**	**0**	**0**	**14.449.037.745**
407	01	00	00	Transferencias y donaciones corrientes internas	14.449.037.745	0	0	0	0	14.449.037.745
407	01	03	00	Transferencias corrientes internas al sector público	14.449.037.745	0	0	0	0	14.449.037.745
407	01	03	10	Transferencias corrientes al Poder Estadal	14.449.037.745	0	0	0	0	14.449.037.745
				- E5200 Estado Anzoátegui	787.148.066	0	0	0	0	787.148.066
				- E5300 Estado Apure	616.782.684	0	0	0	0	616.782.684
				- E5400 Estado Aragua	1.897.672.001	0	0	0	0	1.897.672.001
				- E5600 Estado Bolívar	870.308.839	0	0	0	0	870.308.839
				- E5700 Estado Carabobo	1.373.911.096	0	0	0	0	1.373.911.096
				- E6000 Estado Falcón	705.295.595	0	0	0	0	705.295.595
				- E6200 Estado Lara	959.810.590	0	0	0	0	959.810.590
				- E6300 Estado Mérida	688.769.316	0	0	0	0	688.769.316
				- E6500 Estado Monagas	731.309.316	0	0	0	0	731.309.316
				- E6600 Estado Nueva Esparta	419.811.604	0	0	0	0	419.811.604
				- E6800 Estado Sucre	900.522.579	0	0	0	0	900.522.579
				- E6900 Estado Táchira	1.411.968.413	0	0	0	0	1.411.968.413
				- E7000 Estado Trujillo	877.164.790	0	0	0	0	877.164.790
				- E7100 Estado Yaracuy	476.042.910	0	0	0	0	476.042.910
				- E7200 Estado Zulia	1.732.519.946	0	0	0	0	1.732.519.946
				Totales	**14.449.037.745**	**0**	**0**	**0**	**0**	**14.449.037.745**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIO DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: BOLÍVAR **META:** 14.449.037.945

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549998001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO ANZOÁTEGUI

UNIDAD DE MEDIDA: BOLÍVAR **META:** 787.148.066

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**787.148.066**	**0**	**0**	**0**	**0**	**787.148.066**
407	01	00	00	Transferencias y donaciones corrientes internas	787.148.066	0	0	0	0	787.148.066
407	01	03	00	Transferencias corrientes internas al sector público	787.148.066	0	0	0	0	787.148.066
407	01	03	10	Transferencias corrientes al Poder Estadal	787.148.066	0	0	0	0	787.148.066
				Totales	**787.148.066**	**0**	**0**	**0**	**0**	**787.148.066**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIO DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: BOLÍVAR **META:** 14.449.037.945

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549998002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO APURE

UNIDAD DE MEDIDA: BOLÍVAR **META:** 616.782.684

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**616.782.684**	**0**	**0**	**0**	**0**	**616.782.684**
407	01	00	00	Transferencias y donaciones corrientes internas	616.782.684	0	0	0	0	616.782.684
407	01	03	00	Transferencias corrientes internas al sector público	616.782.684	0	0	0	0	616.782.684
407	01	03	10	Transferencias corrientes al Poder Estadal	616.782.684	0	0	0	0	616.782.684
				Totales	**616.782.684**	**0**	**0**	**0**	**0**	**616.782.684**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIO DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: BOLÍVAR **META:** 14.449.037.945

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549998003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO ARAGUA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.897.672.001

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.897.672.001**	**0**	**0**	**0**	**0**	**1.897.672.001**
407	01	00	00	Transferencias y donaciones corrientes internas	1.897.672.001	0	0	0	0	1.897.672.001
407	01	03	00	Transferencias corrientes internas al sector público	1.897.672.001	0	0	0	0	1.897.672.001
407	01	03	10	Transferencias corrientes al Poder Estadal	1.897.672.001	0	0	0	0	1.897.672.001
				Totales	**1.897.672.001**	**0**	**0**	**0**	**0**	**1.897.672.001**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIO DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: BOLÍVAR **META:** 14.449.037.945

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549998004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: BOLÍVAR **META:** 870.308.839

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**870.308.839**	**0**	**0**	**0**	**0**	**870.308.839**
407	01	00	00	Transferencias y donaciones corrientes internas	870.308.839	0	0	0	0	870.308.839
407	01	03	00	Transferencias corrientes internas al sector público	870.308.839	0	0	0	0	870.308.839
407	01	03	10	Transferencias corrientes al Poder Estadal	870.308.839	0	0	0	0	870.308.839
				Totales	**870.308.839**	**0**	**0**	**0**	**0**	**870.308.839**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIO DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: BOLÍVAR **META:** 14.449.037.945

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549998005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO CARABOBO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.373.911.096

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.373.911.096**	**0**	**0**	**0**	**0**	**1.373.911.096**
407	01	00	00	Transferencias y donaciones corrientes internas	1.373.911.096	0	0	0	0	1.373.911.096
407	01	03	00	Transferencias corrientes internas al sector público	1.373.911.096	0	0	0	0	1.373.911.096
407	01	03	10	Transferencias corrientes al Poder Estadal	1.373.911.096	0	0	0	0	1.373.911.096
				Totales	**1.373.911.096**	**0**	**0**	**0**	**0**	**1.373.911.096**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIO DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: BOLÍVAR **META:** 14.449.037.945

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549998006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO FALCÓN

UNIDAD DE MEDIDA: BOLÍVAR **META:** 705.295.595

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**705.295.595**	**0**	**0**	**0**	**0**	**705.295.595**
407	01	00	00	Transferencias y donaciones corrientes internas	705.295.595	0	0	0	0	705.295.595
407	01	03	00	Transferencias corrientes internas al sector público	705.295.595	0	0	0	0	705.295.595
407	01	03	10	Transferencias corrientes al Poder Estadal	705.295.595	0	0	0	0	705.295.595
				Totales	**705.295.595**	**0**	**0**	**0**	**0**	**705.295.595**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIO DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: BOLÍVAR **META:** 14.449.037.945

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549998007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO LARA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 959.810.590

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**959.810.590**	**0**	**0**	**0**	**0**	**959.810.590**
407	01	00	00	Transferencias y donaciones corrientes internas	959.810.590	0	0	0	0	959.810.590
407	01	03	00	Transferencias corrientes internas al sector público	959.810.590	0	0	0	0	959.810.590
407	01	03	10	Transferencias corrientes al Poder Estadal	959.810.590	0	0	0	0	959.810.590
				Totales	**959.810.590**	**0**	**0**	**0**	**0**	**959.810.590**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIO DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: BOLÍVAR **META:** 14.449.037.945

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549998008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO MÉRIDA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 688.769.316

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**688.769.316**	**0**	**0**	**0**	**0**	**688.769.316**
407	01	00	00	Transferencias y donaciones corrientes internas	688.769.316	0	0	0	0	688.769.316
407	01	03	00	Transferencias corrientes internas al sector público	688.769.316	0	0	0	0	688.769.316
407	01	03	10	Transferencias corrientes al Poder Estadal	688.769.316	0	0	0	0	688.769.316
				Totales	**688.769.316**	**0**	**0**	**0**	**0**	**688.769.316**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIO DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: BOLÍVAR **META:** 14.449.037.945

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549998009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO MONAGAS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 731.309.316

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**731.309.316**	**0**	**0**	**0**	**0**	**731.309.316**
407	01	00	00	Transferencias y donaciones corrientes internas	731.309.316	0	0	0	0	731.309.316
407	01	03	00	Transferencias corrientes internas al sector público	731.309.316	0	0	0	0	731.309.316
407	01	03	10	Transferencias corrientes al Poder Estadal	731.309.316	0	0	0	0	731.309.316
				Totales	**731.309.316**	**0**	**0**	**0**	**0**	**731.309.316**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIO DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: BOLÍVAR **META:** 14.449.037.945

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549998010 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO NUEVA ESPARTA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 419.811.604

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**419.811.604**	**0**	**0**	**0**	**0**	**419.811.604**
407	01	00	00	Transferencias y donaciones corrientes internas	419.811.604	0	0	0	0	419.811.604
407	01	03	00	Transferencias corrientes internas al sector público	419.811.604	0	0	0	0	419.811.604
407	01	03	10	Transferencias corrientes al Poder Estadal	419.811.604	0	0	0	0	419.811.604
				Totales	**419.811.604**	**0**	**0**	**0**	**0**	**419.811.604**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIO DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: BOLÍVAR **META:** 14.449.037.945

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549998011 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO SUCRE

UNIDAD DE MEDIDA: BOLÍVAR **META:** 900.522.579

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**900.522.579**	**0**	**0**	**0**	**0**	**900.522.579**
407	01	00	00	Transferencias y donaciones corrientes internas	900.522.579	0	0	0	0	900.522.579
407	01	03	00	Transferencias corrientes internas al sector público	900.522.579	0	0	0	0	900.522.579
407	01	03	10	Transferencias corrientes al Poder Estadal	900.522.579	0	0	0	0	900.522.579
				Totales	**900.522.579**	**0**	**0**	**0**	**0**	**900.522.579**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIO DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: BOLÍVAR **META:** 14.449.037.945

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549998012 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.411.968.413

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.411.968.413**	**0**	**0**	**0**	**0**	**1.411.968.413**
407	01	00	00	Transferencias y donaciones corrientes internas	1.411.968.413	0	0	0	0	1.411.968.413
407	01	03	00	Transferencias corrientes internas al sector público	1.411.968.413	0	0	0	0	1.411.968.413
407	01	03	10	Transferencias corrientes al Poder Estadal	1.411.968.413	0	0	0	0	1.411.968.413
				Totales	**1.411.968.413**	**0**	**0**	**0**	**0**	**1.411.968.413**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIO DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: BOLÍVAR **META:** 14.449.037.945

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549998013 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 877.164.790

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**877.164.790**	**0**	**0**	**0**	**0**	**877.164.790**
407	01	00	00	Transferencias y donaciones corrientes internas	877.164.790	0	0	0	0	877.164.790
407	01	03	00	Transferencias corrientes internas al sector público	877.164.790	0	0	0	0	877.164.790
407	01	03	10	Transferencias corrientes al Poder Estadal	877.164.790	0	0	0	0	877.164.790
				Totales	**877.164.790**	**0**	**0**	**0**	**0**	**877.164.790**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIO DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: BOLÍVAR **META:** 14.449.037.945

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549998014 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO YARACUY

UNIDAD DE MEDIDA: BOLÍVAR **META:** 476.042.910

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**476.042.910**	**0**	**0**	**0**	**0**	**476.042.910**
407	01	00	00	Transferencias y donaciones corrientes internas	476.042.910	0	0	0	0	476.042.910
407	01	03	00	Transferencias corrientes internas al sector público	476.042.910	0	0	0	0	476.042.910
407	01	03	10	Transferencias corrientes al Poder Estadal	476.042.910	0	0	0	0	476.042.910
				Totales	**476.042.910**	**0**	**0**	**0**	**0**	**476.042.910**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549998000 TRANSFERENCIAS DE COMPETENCIAS A LOS ESTADOS DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIO DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS).

UNIDAD DE MEDIDA: BOLÍVAR **META:** 14.449.037.945

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549998015 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ESTADO ZULIA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.732.519.946

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.732.519.946**	**0**	**0**	**0**	**0**	**1.732.519.946**
407	01	00	00	Transferencias y donaciones corrientes internas	1.732.519.946	0	0	0	0	1.732.519.946
407	01	03	00	Transferencias corrientes internas al sector público	1.732.519.946	0	0	0	0	1.732.519.946
407	01	03	10	Transferencias corrientes al Poder Estadal	1.732.519.946	0	0	0	0	1.732.519.946
				Totales	**1.732.519.946**	**0**	**0**	**0**	**0**	**1.732.519.946**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y LA CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.686.652.266

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**12.686.652.266**	**0**	**0**	**0**	**0**	**12.686.652.266**
407	01	00	00	Transferencias y donaciones corrientes internas	12.686.652.266	0	0	0	0	12.686.652.266
407	01	03	00	Transferencias corrientes internas al sector público	12.686.652.266	0	0	0	0	12.686.652.266
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	12.108.595.068	0	0	0	0	12.108.595.068
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	578.057.198	0	0	0	0	578.057.198
				Totales	**12.686.652.266**	**0**	**0**	**0**	**0**	**12.686.652.266**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y LA CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.686.652.266

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**12.686.652.266**	**0**	**0**	**0**	**0**	**12.686.652.266**
407	01	00	00	Transferencias y donaciones corrientes internas	12.686.652.266	0	0	0	0	12.686.652.266
407	01	03	00	Transferencias corrientes internas al sector público	12.686.652.266	0	0	0	0	12.686.652.266
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	12.108.595.068	0	0	0	0	12.108.595.068
				- A0025 Instituto Autónomo Hospital Universitario de Caracas (HUC)	3.140.788.182	0	0	0	0	3.140.788.182
				- A0061 Instituto Nacional de Higiene "Rafael Rangel" (INHRR)	306.229.135	0	0	0	0	306.229.135
				- A0119 Servicio Autónomo Servicio de Elaboraciones Farmacéuticas (SEFAR)	309.016.672	0	0	0	0	309.016.672
				- A0153 Servicio Autónomo Hospital Universitario de Maracaibo (SAHUM)	1.871.943.276	0	0	0	0	1.871.943.276
				- A0181 Servicio Autónomo Instituto de Biomedicina Dr. Jacinto Convit	35.041.622	0	0	0	0	35.041.622
				- A0445 Fundación Hospital Cardiológico Infantil Latinoamericano "Dr. Gilberto Rodríguez Ochoa"	136.997.647	0	0	0	0	136.997.647
				- A0446 Fundación Misión Barrio Adentro	5.769.776.677	0	0	0	0	5.769.776.677
				- A0457 Fundación de Edificaciones y Equipamiento Hospitalario (FUNDEEH)	200.941.748	0	0	0	0	200.941.748
				- A0557 Fundación Venezolana de Donaciones y Trasplantes de Órganos, Tejidos y Células (FUNDAVENE)	86.643.884	0	0	0	0	86.643.884
				- A0818 Sociedad Civil para el Control de Enfermedades Endémicas y Asistencia al Indígena, Estado Bolívar (CENASAI BOLÍVAR)	11.649.532	0	0	0	0	11.649.532
				- A0907 Servicio Autónomo Instituto de Altos Estudios "Dr. Arnoldo Gabaldón"	217.824.733	0	0	0	0	217.824.733
				- A0957 Servicio Autónomo Centro Amazónico de Investigación y Control de Enfermedades Tropicales - Simón Bolívar (CAICET)	8.145.760	0	0	0	0	8.145.760
				- A0991 Servicio Autónomo de Contraloría Sanitaria (SACS)	13.596.200	0	0	0	0	13.596.200
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	578.057.198	0	0	0	0	578.057.198
				- A0560 Empresa Socialista para la Producción de Medicamentos Biológicos, C.A. (ESPROMED BIO)	381.638.840	0	0	0	0	381.638.840
				- A0572 Productos Farmacéuticos para el Vivir Viviendo, C.A. (PROFARMACOS, C.A.)	196.418.358	0	0	0	0	196.418.358
				Totales	**12.686.652.266**	**0**	**0**	**0**	**0**	**12.686.652.266**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y LA CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.686.652.266

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO AUTÓNOMO HOSPITAL UNIVERSITARIO DE CARACAS (HUC)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.140.788.182

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.140.788.182**	**0**	**0**	**0**	**0**	**3.140.788.182**
407	01	00	00	Transferencias y donaciones corrientes internas	3.140.788.182	0	0	0	0	3.140.788.182
407	01	03	00	Transferencias corrientes internas al sector público	3.140.788.182	0	0	0	0	3.140.788.182
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.140.788.182	0	0	0	0	3.140.788.182
				Totales	**3.140.788.182**	**0**	**0**	**0**	**0**	**3.140.788.182**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y LA CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.686.652.266

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE HIGIENE "RAFAEL RANGEL" (INHRR)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 306.229.135

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**306.229.135**	**0**	**0**	**0**	**0**	**306.229.135**
407	01	00	00	Transferencias y donaciones corrientes internas	306.229.135	0	0	0	0	306.229.135
407	01	03	00	Transferencias corrientes internas al sector público	306.229.135	0	0	0	0	306.229.135
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	306.229.135	0	0	0	0	306.229.135
				Totales	**306.229.135**	**0**	**0**	**0**	**0**	**306.229.135**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y LA CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.686.652.266

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO AUTÓNOMO SERVICIO DE ELABORACIONES FARMACÉUTICAS (SEFAR)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 309.016.672

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**309.016.672**	**0**	**0**	**0**	**0**	**309.016.672**
407	01	00	00	Transferencias y donaciones corrientes internas	309.016.672	0	0	0	0	309.016.672
407	01	03	00	Transferencias corrientes internas al sector público	309.016.672	0	0	0	0	309.016.672
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	309.016.672	0	0	0	0	309.016.672
				Totales	**309.016.672**	**0**	**0**	**0**	**0**	**309.016.672**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y LA CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.686.652.266

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO AUTÓNOMO HOSPITAL UNIVERSITARIO DE MARACAIBO (SAHUM)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.871.943.276

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.871.943.276**	**0**	**0**	**0**	**0**	**1.871.943.276**
407	01	00	00	Transferencias y donaciones corrientes internas	1.871.943.276	0	0	0	0	1.871.943.276
407	01	03	00	Transferencias corrientes internas al sector público	1.871.943.276	0	0	0	0	1.871.943.276
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.871.943.276	0	0	0	0	1.871.943.276
				Totales	**1.871.943.276**	**0**	**0**	**0**	**0**	**1.871.943.276**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y LA CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.686.652.266

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO AUTÓNOMO INSTITUTO DE BIOMEDICINA DR. JACINTO CONVIT

UNIDAD DE MEDIDA: BOLÍVAR **META:** 35.041.622

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**35.041.622**	**0**	**0**	**0**	**0**	**35.041.622**
407	01	00	00	Transferencias y donaciones corrientes internas	35.041.622	0	0	0	0	35.041.622
407	01	03	00	Transferencias corrientes internas al sector público	35.041.622	0	0	0	0	35.041.622
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	35.041.622	0	0	0	0	35.041.622
				Totales	**35.041.622**	**0**	**0**	**0**	**0**	**35.041.622**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y LA CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.686.652.266

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN HOSPITAL CARDIOLÓGICO INFANTIL LATINOAMERICANO "DR. GILBERTO RODRÍGUEZ OCHOA"

UNIDAD DE MEDIDA: BOLÍVAR **META:** 136.997.647

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**136.997.647**	**0**	**0**	**0**	**0**	**136.997.647**
407	01	00	00	Transferencias y donaciones corrientes internas	136.997.647	0	0	0	0	136.997.647
407	01	03	00	Transferencias corrientes internas al sector público	136.997.647	0	0	0	0	136.997.647
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	136.997.647	0	0	0	0	136.997.647
				Totales	**136.997.647**	**0**	**0**	**0**	**0**	**136.997.647**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y LA CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.686.652.266

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MISIÓN BARRIO ADENTRO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 5.769.776.677

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.769.776.677**	**0**	**0**	**0**	**0**	**5.769.776.677**
407	01	00	00	Transferencias y donaciones corrientes internas	5.769.776.677	0	0	0	0	5.769.776.677
407	01	03	00	Transferencias corrientes internas al sector público	5.769.776.677	0	0	0	0	5.769.776.677
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.769.776.677	0	0	0	0	5.769.776.677
				Totales	**5.769.776.677**	**0**	**0**	**0**	**0**	**5.769.776.677**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y LA CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.686.652.266

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN DE EDIFICACIONES Y EQUIPAMIENTO HOSPITALARIO (FUNDEEH)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 200.941.748

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**200.941.748**	**0**	**0**	**0**	**0**	**200.941.748**
407	01	00	00	Transferencias y donaciones corrientes internas	200.941.748	0	0	0	0	200.941.748
407	01	03	00	Transferencias corrientes internas al sector público	200.941.748	0	0	0	0	200.941.748
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	200.941.748	0	0	0	0	200.941.748
				Totales	**200.941.748**	**0**	**0**	**0**	**0**	**200.941.748**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y LA CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.686.652.266

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN VENEZOLANA DE DONACIONES Y TRASPLANTES DE ÓRGANOS, TEJIDOS Y CÉLULAS (FUNDAVENE)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 86.643.884

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**86.643.884**	**0**	**0**	**0**	**0**	**86.643.884**
407	01	00	00	Transferencias y donaciones corrientes internas	86.643.884	0	0	0	0	86.643.884
407	01	03	00	Transferencias corrientes internas al sector público	86.643.884	0	0	0	0	86.643.884
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	86.643.884	0	0	0	0	86.643.884
				Totales	**86.643.884**	**0**	**0**	**0**	**0**	**86.643.884**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y LA CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.686.652.266

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549999010 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE EMPRESA SOCIALISTA PARA LA PRODUCCIÓN DE MEDICAMENTOS BIOLÓGICOS, C.A. (ESPROMED BIO)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 381.638.840

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**381.638.840**	**0**	**0**	**0**	**0**	**381.638.840**
407	01	00	00	Transferencias y donaciones corrientes internas	381.638.840	0	0	0	0	381.638.840
407	01	03	00	Transferencias corrientes internas al sector público	381.638.840	0	0	0	0	381.638.840
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	381.638.840	0	0	0	0	381.638.840
				Totales	**381.638.840**	**0**	**0**	**0**	**0**	**381.638.840**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y LA CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.686.652.266

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549999011 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE PRODUCTOS FARMACÉUTICOS PARA EL VIVIR VIVIENDO, C.A. (PROFARMACOS, C.A.)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 196.418.358

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**196.418.358**	**0**	**0**	**0**	**0**	**196.418.358**
407	01	00	00	Transferencias y donaciones corrientes internas	196.418.358	0	0	0	0	196.418.358
407	01	03	00	Transferencias corrientes internas al sector público	196.418.358	0	0	0	0	196.418.358
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	196.418.358	0	0	0	0	196.418.358
				Totales	**196.418.358**	**0**	**0**	**0**	**0**	**196.418.358**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y LA CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.686.652.266

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549999012 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SOCIEDAD CIVIL PARA EL CONTROL DE ENFERMEDADES ENDÉMICAS Y ASISTENCIA AL INDÍGENA, ESTADO BOLÍVAR (CENASAI BOLÍVAR)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 11.649.532

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**11.649.532**	**0**	**0**	**0**	**0**	**11.649.532**
407	01	00	00	Transferencias y donaciones corrientes internas	11.649.532	0	0	0	0	11.649.532
407	01	03	00	Transferencias corrientes internas al sector público	11.649.532	0	0	0	0	11.649.532
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	11.649.532	0	0	0	0	11.649.532
				Totales	**11.649.532**	**0**	**0**	**0**	**0**	**11.649.532**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **PROYECTO:** 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y LA CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.686.652.266

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549999013 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO AUTÓNOMO INSTITUTO DE ALTOS ESTUDIOS "DR. ARNOLDO GABALDÓN"

UNIDAD DE MEDIDA: BOLÍVAR **META:** 217.824.733

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**217.824.733**	**0**	**0**	**0**	**0**	**217.824.733**
407	01	00	00	Transferencias y donaciones corrientes internas	217.824.733	0	0	0	0	217.824.733
407	01	03	00	Transferencias corrientes internas al sector público	217.824.733	0	0	0	0	217.824.733
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	217.824.733	0	0	0	0	217.824.733
				Totales	**217.824.733**	**0**	**0**	**0**	**0**	**217.824.733**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y LA CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.686.652.266

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549999014 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO AUTÓNOMO CENTRO AMAZÓNICO DE INVESTIGACIÓN Y CONTROL DE ENFERMEDADES TROPICALES - SIMÓN BOLÍVAR (CAICET)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 8.145.760

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**8.145.760**	**0**	**0**	**0**	**0**	**8.145.760**
407	01	00	00	Transferencias y donaciones corrientes internas	8.145.760	0	0	0	0	8.145.760
407	01	03	00	Transferencias corrientes internas al sector público	8.145.760	0	0	0	0	8.145.760
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	8.145.760	0	0	0	0	8.145.760
				Totales	**8.145.760**	**0**	**0**	**0**	**0**	**8.145.760**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PROYECTO: 549999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASEGURAR LA SALUD DE LA POBLACIÓN A TRAVÉS DEL FORTALECIMIENTO CONTINUO Y LA CONSOLIDACIÓN DE TODOS LOS NIVELES DE ATENCIÓN Y SERVICIOS DEL SISTEMA PÚBLICO NACIONAL DE SALUD (SPNS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.686.652.266

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 549999015 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO AUTÓNOMO DE CONTRALORÍA SANITARIA (SACS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 13.596.200

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**13.596.200**	**0**	**0**	**0**	**0**	**13.596.200**
407	01	00	00	Transferencias y donaciones corrientes internas	13.596.200	0	0	0	0	13.596.200
407	01	03	00	Transferencias corrientes internas al sector público	13.596.200	0	0	0	0	13.596.200
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	13.596.200	0	0	0	0	13.596.200
				Totales	**13.596.200**	**0**	**0**	**0**	**0**	**13.596.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**27.715.523.615**	0	0	0	0	**27.715.523.615**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.951.646.464	0	0	0	0	5.951.646.464
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.623.935.676	0	0	0	0	2.623.935.676
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	1.702.266	0	0	0	0	1.702.266
401	01	03	00	Suplencias a empleados	8.630.074	0	0	0	0	8.630.074
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	604.255.527	0	0	0	0	604.255.527
401	01	12	00	Salarios a obreros en puestos no permanentes	105.378.868	0	0	0	0	105.378.868
401	01	13	00	Suplencias a obreros	7.984.735	0	0	0	0	7.984.735
401	01	18	00	Remuneraciones al personal contratado	2.597.894.281	0	0	0	0	2.597.894.281
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	2.596.094.281	0	0	0	0	2.596.094.281
401	01	18	02	Remuneraciones por honorarios profesionales	1.800.000	0	0	0	0	1.800.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	953.379	0	0	0	0	953.379
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	155.838	0	0	0	0	155.838
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	755.820	0	0	0	0	755.820
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	839.537.872	0	0	0	0	839.537.872
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	608.777.044	0	0	0	0	608.777.044
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	230.639.392	0	0	0	0	230.639.392
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	45.854	0	0	0	0	45.854
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	75.582	0	0	0	0	75.582
401	03	00	00	Primas	3.689.842.272	0	0	0	0	3.689.842.272
401	03	01	00	Primas por mérito a empleados	539.950	0	0	0	0	539.950
401	03	02	00	Primas de transporte a empleados	55.858.959	0	0	0	0	55.858.959
401	03	03	00	Primas por hogar a empleados	684	0	0	0	0	684
401	03	04	00	Primas por hijos a empleados	15.106.088	0	0	0	0	15.106.088
401	03	08	00	Primas de profesionalización a empleados	619.867.423	0	0	0	0	619.867.423
401	03	09	00	Primas por antigüedad a empleados	544.478.695	0	0	0	0	544.478.695
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	41.556.480	0	0	0	0	41.556.480
401	03	16	00	Primas por mérito a obreros	1.838.594	0	0	0	0	1.838.594
401	03	17	00	Primas de transporte a obreros	21.364.776	0	0	0	0	21.364.776
401	03	18	00	Primas por hogar a obreros	1.200	0	0	0	0	1.200
401	03	19	00	Primas por hijos de obreros	9.151.676	0	0	0	0	9.151.676

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	21	00	Primas por antigüedad a obreros	83.802.877	0	0	0	0	83.802.877
401	03	22	00	Primas de profesionalización a obreros	16.807.038	0	0	0	0	16.807.038
401	03	37	00	Primas de transporte al personal contratado	34.150.026	0	0	0	0	34.150.026
401	03	39	00	Primas por hijos al personal contratado	5.468.100	0	0	0	0	5.468.100
401	03	40	00	Primas de profesionalización al personal contratado	736.564.048	0	0	0	0	736.564.048
401	03	41	00	Primas por antigüedad al personal contratado	272.788.898	0	0	0	0	272.788.898
401	03	47	00	Primas al personal de alto nivel y de dirección	5.179.234	0	0	0	0	5.179.234
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.470.790	0	0	0	0	1.470.790
401	03	96	00	Otras primas al personal contratado	682.446.829	0	0	0	0	682.446.829
401	03	97	00	Otras primas a empleados	475.560.675	0	0	0	0	475.560.675
401	03	98	00	Otras primas a obreros	65.839.232	0	0	0	0	65.839.232
401	04	00	00	Complementos de sueldos y salarios	8.804.796.217	0	0	0	0	8.804.796.217
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	2.729.017	0	0	0	0	2.729.017
401	04	02	00	Complemento a empleados por trabajo nocturno	839.703.528	0	0	0	0	839.703.528
401	04	03	00	Complemento a empleados por gastos de alimentación	6.169.447	0	0	0	0	6.169.447
401	04	06	00	Complemento a empleados por comisión de servicios	406.706	0	0	0	0	406.706
401	04	08	00	Bono compensatorio de alimentación a empleados	1.939.271.366	0	0	0	0	1.939.271.366
401	04	10	00	Complemento a empleados por días feriados	381.631.735	0	0	0	0	381.631.735
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	2.167.855	0	0	0	0	2.167.855
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	161.268.439	0	0	0	0	161.268.439
401	04	16	00	Complemento a obreros por gastos de alimentación	250.782	0	0	0	0	250.782
401	04	18	00	Bono compensatorio de alimentación a obreros	1.247.957.296	0	0	0	0	1.247.957.296
401	04	20	00	Complemento a obreros por días feriados	102.679.065	0	0	0	0	102.679.065
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	907.944	0	0	0	0	907.944
401	04	25	00	Complemento al personal contratado por gastos de alimentación	481.197	0	0	0	0	481.197
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.542.711.338	0	0	0	0	2.542.711.338
401	04	28	00	Complemento al personal contratado por días feriados	449.061.390	0	0	0	0	449.061.390
401	04	96	00	Otros complementos a empleados	99.779.724	0	0	0	0	99.779.724
401	04	97	00	Otros complementos a obreros	17.418.707	0	0	0	0	17.418.707
401	04	98	00	Otros complementos al personal contratado	1.010.200.681	0	0	0	0	1.010.200.681
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.242.682.494	0	0	0	0	2.242.682.494
401	05	01	00	Aguinaldos a empleados	9.862.147	0	0	0	0	9.862.147

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	03	00	Bono vacacional a empleados	1.074.081.104	0	0	0	0	1.074.081.104
401	05	04	00	Aguinaldos a obreros	4.807.121	0	0	0	0	4.807.121
401	05	06	00	Bono vacacional a obreros	261.666.310	0	0	0	0	261.666.310
401	05	07	00	Aguinaldos al personal contratado	3.044.063	0	0	0	0	3.044.063
401	05	08	00	Bono vacacional al personal contratado	867.796.086	0	0	0	0	867.796.086
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.380.841	0	0	0	0	1.380.841
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	20.044.822	0	0	0	0	20.044.822
401	06	00	00	Aportes patronales y legales	1.644.613.546	0	0	0	0	1.644.613.546
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	426.543.577	0	0	0	0	426.543.577
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	140.383.814	0	0	0	0	140.383.814
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	96.180.058	0	0	0	0	96.180.058
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	93.966.965	0	0	0	0	93.966.965
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	97.421.606	0	0	0	0	97.421.606
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	27.002.460	0	0	0	0	27.002.460
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	20.969.990	0	0	0	0	20.969.990
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	21.354.374	0	0	0	0	21.354.374
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	481.075.352	0	0	0	0	481.075.352
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	114.691.262	0	0	0	0	114.691.262
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	114.333.487	0	0	0	0	114.333.487
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.293.962	0	0	0	0	2.293.962
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	694.021	0	0	0	0	694.021
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	525.592	0	0	0	0	525.592
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	534.760	0	0	0	0	534.760
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	185.065	0	0	0	0	185.065
401	06	95	00	Otros aportes legales por personal contratado	6.457.201	0	0	0	0	6.457.201
401	07	00	00	Asistencia socio-económica	253.453.671	0	0	0	0	253.453.671
401	07	01	00	Capacitación y adiestramiento a empleados	1.858.940	0	0	0	0	1.858.940
401	07	02	00	Becas a empleados	2.442.018	0	0	0	0	2.442.018
401	07	03	00	Ayudas por matrimonio a empleados	469.446	0	0	0	0	469.446
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.650.951	0	0	0	0	1.650.951
401	07	05	00	Ayudas por defunción a empleados	1.593.984	0	0	0	0	1.593.984

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	35.260.704	0	0	0	0	35.260.704
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	26.069.394	0	0	0	0	26.069.394
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	3.172	0	0	0	0	3.172
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.978.114	0	0	0	0	1.978.114
401	07	10	00	Dotación de uniformes a empleados	13.914.030	0	0	0	0	13.914.030
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	27.096.108	0	0	0	0	27.096.108
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.227.006	0	0	0	0	3.227.006
401	07	17	00	Capacitación y adiestramiento a obreros	778.840	0	0	0	0	778.840
401	07	18	00	Becas a obreros	2.456.543	0	0	0	0	2.456.543
401	07	19	00	Ayudas por matrimonio de obreros	685.430	0	0	0	0	685.430
401	07	20	00	Ayudas por nacimiento de hijos de obreros	359.740	0	0	0	0	359.740
401	07	21	00	Ayudas por defunción a obreros	768.717	0	0	0	0	768.717
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	21.833.472	0	0	0	0	21.833.472
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	10.582.287	0	0	0	0	10.582.287
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.829.270	0	0	0	0	1.829.270
401	07	26	00	Dotación de uniformes a obreros	9.225.503	0	0	0	0	9.225.503
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	13.043.236	0	0	0	0	13.043.236
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.783.902	0	0	0	0	1.783.902
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	3.000	0	0	0	0	3.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	5.000	0	0	0	0	5.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	159.192	0	0	0	0	159.192
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	41.208	0	0	0	0	41.208
401	07	74	00	Capacitación y adiestramiento al personal contratado	3.015.368	0	0	0	0	3.015.368
401	07	75	00	Becas al personal contratado	1.871.160	0	0	0	0	1.871.160
401	07	76	00	Ayudas por matrimonio al personal contratado	250.600	0	0	0	0	250.600
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	452.925	0	0	0	0	452.925
401	07	78	00	Ayudas por defunción al personal contratado	638.400	0	0	0	0	638.400
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	21.518.311	0	0	0	0	21.518.311
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	9.401.448	0	0	0	0	9.401.448
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	15.000	0	0	0	0	15.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares	1.592.954	0	0	0	0	1.592.954

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				de sus hijos						
401	07	83	00	Dotación de uniformes al personal contratado	4.660.200	0	0	0	0	4.660.200
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	8.736.116	0	0	0	0	8.736.116
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	1.218.210	0	0	0	0	1.218.210
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	120.000	0	0	0	0	120.000
401	07	96	00	Otras subvenciones a empleados	9.164.288	0	0	0	0	9.164.288
401	07	97	00	Otras subvenciones a obreros	7.730.138	0	0	0	0	7.730.138
401	07	99	00	Otras subvenciones al personal contratado	3.949.346	0	0	0	0	3.949.346
401	08	00	00	Prestaciones sociales e indemnizaciones	4.288.922.108	0	0	0	0	4.288.922.108
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.008.297.189	0	0	0	0	2.008.297.189
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.203.587.299	0	0	0	0	1.203.587.299
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.074.449.196	0	0	0	0	1.074.449.196
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.588.424	0	0	0	0	2.588.424
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	28.971	0	0	0	0	28.971
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	28.971	0	0	0	0	28.971
403	**00**	**00**	**00**	**Servicios no personales**	**105.770.744**	**0**	**0**	**0**	**0**	**105.770.744**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.090.219	0	0	0	0	3.090.219
403	10	07	00	Servicios de capacitación y adiestramiento	3.090.219	0	0	0	0	3.090.219
403	18	00	00	Impuestos indirectos	11.001.485	0	0	0	0	11.001.485
403	18	01	00	Impuesto al valor agregado	11.001.485	0	0	0	0	11.001.485
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	91.679.040	0	0	0	0	91.679.040
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	91.679.040	0	0	0	0	91.679.040
				Totales	**27.821.294.359**	**0**	**0**	**0**	**0**	**27.821.294.359**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 540001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**27.715.523.615**	0	0	0	0	**27.715.523.615**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.951.646.464	0	0	0	0	5.951.646.464
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.623.935.676	0	0	0	0	2.623.935.676
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	1.702.266	0	0	0	0	1.702.266
401	01	03	00	Suplencias a empleados	8.630.074	0	0	0	0	8.630.074
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	604.255.527	0	0	0	0	604.255.527
401	01	12	00	Salarios a obreros en puestos no permanentes	105.378.868	0	0	0	0	105.378.868
401	01	13	00	Suplencias a obreros	7.984.735	0	0	0	0	7.984.735
401	01	18	00	Remuneraciones al personal contratado	2.597.894.281	0	0	0	0	2.597.894.281
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	2.596.094.281	0	0	0	0	2.596.094.281
401	01	18	02	Remuneraciones por honorarios profesionales	1.800.000	0	0	0	0	1.800.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	953.379	0	0	0	0	953.379
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	155.838	0	0	0	0	155.838
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	755.820	0	0	0	0	755.820
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	839.537.872	0	0	0	0	839.537.872
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	608.777.044	0	0	0	0	608.777.044
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	230.639.392	0	0	0	0	230.639.392
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	45.854	0	0	0	0	45.854
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	75.582	0	0	0	0	75.582
401	03	00	00	Primas	3.689.842.272	0	0	0	0	3.689.842.272
401	03	01	00	Primas por mérito a empleados	539.950	0	0	0	0	539.950
401	03	02	00	Primas de transporte a empleados	55.858.959	0	0	0	0	55.858.959
401	03	03	00	Primas por hogar a empleados	684	0	0	0	0	684
401	03	04	00	Primas por hijos a empleados	15.106.088	0	0	0	0	15.106.088
401	03	08	00	Primas de profesionalización a empleados	619.867.423	0	0	0	0	619.867.423
401	03	09	00	Primas por antigüedad a empleados	544.478.695	0	0	0	0	544.478.695
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	41.556.480	0	0	0	0	41.556.480

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 540001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	16	00	Primas por mérito a obreros	1.838.594	0	0	0	0	1.838.594
401	03	17	00	Primas de transporte a obreros	21.364.776	0	0	0	0	21.364.776
401	03	18	00	Primas por hogar a obreros	1.200	0	0	0	0	1.200
401	03	19	00	Primas por hijos de obreros	9.151.676	0	0	0	0	9.151.676
401	03	21	00	Primas por antigüedad a obreros	83.802.877	0	0	0	0	83.802.877
401	03	22	00	Primas de profesionalización a obreros	16.807.038	0	0	0	0	16.807.038
401	03	37	00	Primas de transporte al personal contratado	34.150.026	0	0	0	0	34.150.026
401	03	39	00	Primas por hijos al personal contratado	5.468.100	0	0	0	0	5.468.100
401	03	40	00	Primas de profesionalización al personal contratado	736.564.048	0	0	0	0	736.564.048
401	03	41	00	Primas por antigüedad al personal contratado	272.788.898	0	0	0	0	272.788.898
401	03	47	00	Primas al personal de alto nivel y de dirección	5.179.234	0	0	0	0	5.179.234
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.470.790	0	0	0	0	1.470.790
401	03	96	00	Otras primas al personal contratado	682.446.829	0	0	0	0	682.446.829
401	03	97	00	Otras primas a empleados	475.560.675	0	0	0	0	475.560.675
401	03	98	00	Otras primas a obreros	65.839.232	0	0	0	0	65.839.232
401	04	00	00	Complementos de sueldos y salarios	8.804.796.217	0	0	0	0	8.804.796.217
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	2.729.017	0	0	0	0	2.729.017
401	04	02	00	Complemento a empleados por trabajo nocturno	839.703.528	0	0	0	0	839.703.528
401	04	03	00	Complemento a empleados por gastos de alimentación	6.169.447	0	0	0	0	6.169.447
401	04	06	00	Complemento a empleados por comisión de servicios	406.706	0	0	0	0	406.706
401	04	08	00	Bono compensatorio de alimentación a empleados	1.939.271.366	0	0	0	0	1.939.271.366
401	04	10	00	Complemento a empleados por días feriados	381.631.735	0	0	0	0	381.631.735
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	2.167.855	0	0	0	0	2.167.855
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	161.268.439	0	0	0	0	161.268.439
401	04	16	00	Complemento a obreros por gastos de alimentación	250.782	0	0	0	0	250.782
401	04	18	00	Bono compensatorio de alimentación a obreros	1.247.957.296	0	0	0	0	1.247.957.296
401	04	20	00	Complemento a obreros por días feriados	102.679.065	0	0	0	0	102.679.065
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre	907.944	0	0	0	0	907.944

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 540001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				tiempo						
401	04	25	00	Complemento al personal contratado por gastos de alimentación	481.197	0	0	0	0	481.197
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.542.711.338	0	0	0	0	2.542.711.338
401	04	28	00	Complemento al personal contratado por días feriados	449.061.390	0	0	0	0	449.061.390
401	04	96	00	Otros complementos a empleados	99.779.724	0	0	0	0	99.779.724
401	04	97	00	Otros complementos a obreros	17.418.707	0	0	0	0	17.418.707
401	04	98	00	Otros complementos al personal contratado	1.010.200.681	0	0	0	0	1.010.200.681
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.242.682.494	0	0	0	0	2.242.682.494
401	05	01	00	Aguinaldos a empleados	9.862.147	0	0	0	0	9.862.147
401	05	03	00	Bono vacacional a empleados	1.074.081.104	0	0	0	0	1.074.081.104
401	05	04	00	Aguinaldos a obreros	4.807.121	0	0	0	0	4.807.121
401	05	06	00	Bono vacacional a obreros	261.666.310	0	0	0	0	261.666.310
401	05	07	00	Aguinaldos al personal contratado	3.044.063	0	0	0	0	3.044.063
401	05	08	00	Bono vacacional al personal contratado	867.796.086	0	0	0	0	867.796.086
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.380.841	0	0	0	0	1.380.841
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	20.044.822	0	0	0	0	20.044.822
401	06	00	00	Aportes patronales y legales	1.644.613.546	0	0	0	0	1.644.613.546
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	426.543.577	0	0	0	0	426.543.577
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	140.383.814	0	0	0	0	140.383.814
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	96.180.058	0	0	0	0	96.180.058
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	93.966.965	0	0	0	0	93.966.965
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	97.421.606	0	0	0	0	97.421.606
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	27.002.460	0	0	0	0	27.002.460
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	20.969.990	0	0	0	0	20.969.990
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	21.354.374	0	0	0	0	21.354.374
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	481.075.352	0	0	0	0	481.075.352
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	114.691.262	0	0	0	0	114.691.262

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 540001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	114.333.487	0	0	0	0	114.333.487
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.293.962	0	0	0	0	2.293.962
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	694.021	0	0	0	0	694.021
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	525.592	0	0	0	0	525.592
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	534.760	0	0	0	0	534.760
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	185.065	0	0	0	0	185.065
401	06	95	00	Otros aportes legales por personal contratado	6.457.201	0	0	0	0	6.457.201
401	07	00	00	Asistencia socio-económica	253.453.671	0	0	0	0	253.453.671
401	07	01	00	Capacitación y adiestramiento a empleados	1.858.940	0	0	0	0	1.858.940
401	07	02	00	Becas a empleados	2.442.018	0	0	0	0	2.442.018
401	07	03	00	Ayudas por matrimonio a empleados	469.446	0	0	0	0	469.446
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.650.951	0	0	0	0	1.650.951
401	07	05	00	Ayudas por defunción a empleados	1.593.984	0	0	0	0	1.593.984
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	35.260.704	0	0	0	0	35.260.704
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	26.069.394	0	0	0	0	26.069.394
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	3.172	0	0	0	0	3.172
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.978.114	0	0	0	0	1.978.114
401	07	10	00	Dotación de uniformes a empleados	13.914.030	0	0	0	0	13.914.030
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	27.096.108	0	0	0	0	27.096.108
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.227.006	0	0	0	0	3.227.006
401	07	17	00	Capacitación y adiestramiento a obreros	778.840	0	0	0	0	778.840
401	07	18	00	Becas a obreros	2.456.543	0	0	0	0	2.456.543
401	07	19	00	Ayudas por matrimonio de obreros	685.430	0	0	0	0	685.430
401	07	20	00	Ayudas por nacimiento de hijos de obreros	359.740	0	0	0	0	359.740
401	07	21	00	Ayudas por defunción a obreros	768.717	0	0	0	0	768.717
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	21.833.472	0	0	0	0	21.833.472

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 540001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	10.582.287	0	0	0	0	10.582.287
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.829.270	0	0	0	0	1.829.270
401	07	26	00	Dotación de uniformes a obreros	9.225.503	0	0	0	0	9.225.503
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	13.043.236	0	0	0	0	13.043.236
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.783.902	0	0	0	0	1.783.902
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	3.000	0	0	0	0	3.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	5.000	0	0	0	0	5.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	159.192	0	0	0	0	159.192
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	41.208	0	0	0	0	41.208
401	07	74	00	Capacitación y adiestramiento al personal contratado	3.015.368	0	0	0	0	3.015.368
401	07	75	00	Becas al personal contratado	1.871.160	0	0	0	0	1.871.160
401	07	76	00	Ayudas por matrimonio al personal contratado	250.600	0	0	0	0	250.600
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	452.925	0	0	0	0	452.925
401	07	78	00	Ayudas por defunción al personal contratado	638.400	0	0	0	0	638.400
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	21.518.311	0	0	0	0	21.518.311
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	9.401.448	0	0	0	0	9.401.448
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	15.000	0	0	0	0	15.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.592.954	0	0	0	0	1.592.954
401	07	83	00	Dotación de uniformes al personal contratado	4.660.200	0	0	0	0	4.660.200
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	8.736.116	0	0	0	0	8.736.116
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	1.218.210	0	0	0	0	1.218.210
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	120.000	0	0	0	0	120.000
401	07	96	00	Otras subvenciones a empleados	9.164.288	0	0	0	0	9.164.288
401	07	97	00	Otras subvenciones a obreros	7.730.138	0	0	0	0	7.730.138
401	07	99	00	Otras subvenciones al personal contratado	3.949.346	0	0	0	0	3.949.346
401	08	00	00	Prestaciones sociales e indemnizaciones	4.288.922.108	0	0	0	0	4.288.922.108
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.008.297.189	0	0	0	0	2.008.297.189

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 540001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.203.587.299	0	0	0	0	1.203.587.299
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.074.449.196	0	0	0	0	1.074.449.196
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.588.424	0	0	0	0	2.588.424
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	28.971	0	0	0	0	28.971
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	28.971	0	0	0	0	28.971
403	**00**	**00**	**00**	**Servicios no personales**	**105.770.744**	**0**	**0**	**0**	**0**	**105.770.744**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.090.219	0	0	0	0	3.090.219
403	10	07	00	Servicios de capacitación y adiestramiento	3.090.219	0	0	0	0	3.090.219
403	18	00	00	Impuestos indirectos	11.001.485	0	0	0	0	11.001.485
403	18	01	00	Impuesto al valor agregado	11.001.485	0	0	0	0	11.001.485
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	91.679.040	0	0	0	0	91.679.040
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	91.679.040	0	0	0	0	91.679.040
				Totales	**27.821.294.359**	**0**	**0**	**0**	**0**	**27.821.294.359**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.351.526.093**	0	0	0	0	**1.351.526.093**
402	01	00	00	Productos alimenticios y agropecuarios	170.236.935	0	0	0	0	170.236.935
402	01	01	00	Alimentos y bebidas para personas	170.236.935	0	0	0	0	170.236.935
402	02	00	00	Productos de minas, canteras y yacimientos	43.839	0	0	0	0	43.839
402	02	04	00	Mineral no ferroso	200	0	0	0	0	200
402	02	05	00	Piedra, arcilla, arena y tierra	43.639	0	0	0	0	43.639
402	03	00	00	Textiles y vestuarios	6.212.036	0	0	0	0	6.212.036
402	03	01	00	Textiles	1.331.723	0	0	0	0	1.331.723
402	03	02	00	Prendas de vestir	4.688.263	0	0	0	0	4.688.263
402	03	03	00	Calzados	181.550	0	0	0	0	181.550
402	03	99	00	Otros productos textiles y vestuarios	10.500	0	0	0	0	10.500
402	04	00	00	Productos de cuero y caucho	10.503.730	0	0	0	0	10.503.730
402	04	03	00	Cauchos y tripas para vehículos	10.493.730	0	0	0	0	10.493.730
402	04	99	00	Otros productos de cuero y caucho	10.000	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	24.110.676	0	0	0	0	24.110.676
402	05	01	00	Pulpa de madera, papel y cartón	2.425.788	0	0	0	0	2.425.788
402	05	02	00	Envases y cajas de papel y cartón	971.814	0	0	0	0	971.814
402	05	03	00	Productos de papel y cartón para oficina	15.175.431	0	0	0	0	15.175.431
402	05	04	00	Libros, revistas y periódicos	231.605	0	0	0	0	231.605
402	05	05	00	Material de enseñanza	4.297	0	0	0	0	4.297
402	05	06	00	Productos de papel y cartón para computación	2.196.920	0	0	0	0	2.196.920
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.951.829	0	0	0	0	2.951.829
402	05	99	00	Otros productos de pulpa, papel y cartón	152.992	0	0	0	0	152.992
402	06	00	00	Productos químicos y derivados	1.049.500.569	0	0	0	0	1.049.500.569
402	06	02	00	Abonos, plaguicidas y otros	78.568	0	0	0	0	78.568
402	06	03	00	Tintas, pinturas y colorantes	31.326.984	0	0	0	0	31.326.984
402	06	04	00	Productos farmacéuticos y medicamentos	156.038.106	0	0	0	0	156.038.106
402	06	05	00	Productos de tocador	234.238	0	0	0	0	234.238
402	06	06	00	Combustibles y lubricantes	2.568.853	0	0	0	0	2.568.853
402	06	08	00	Productos plásticos	2.878.599	0	0	0	0	2.878.599
402	06	99	00	Otros productos de la industria química y conexos	856.375.221	0	0	0	0	856.375.221
402	07	00	00	Productos minerales no metálicos	1.306.779	0	0	0	0	1.306.779
402	07	01	00	Productos de barro, loza y porcelana	17.000	0	0	0	0	17.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	02	00	Vidrios y productos de vidrio	869.593	0	0	0	0	869.593
402	07	03	00	Productos de arcilla para construcción	124.925	0	0	0	0	124.925
402	07	04	00	Cemento, cal y yeso	295.261	0	0	0	0	295.261
402	08	00	00	Productos metálicos	13.817.546	0	0	0	0	13.817.546
402	08	01	00	Productos primarios de hierro y acero	31.150	0	0	0	0	31.150
402	08	02	00	Productos de metales no ferrosos	34.200	0	0	0	0	34.200
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.979.746	0	0	0	0	2.979.746
402	08	04	00	Productos metálicos estructurales	314.787	0	0	0	0	314.787
402	08	07	00	Material de señalamiento	1.200	0	0	0	0	1.200
402	08	08	00	Material de educación	6.000	0	0	0	0	6.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	9.386.405	0	0	0	0	9.386.405
402	08	10	00	Repuestos y accesorios para otros equipos	954.759	0	0	0	0	954.759
402	08	99	00	Otros productos metálicos	109.299	0	0	0	0	109.299
402	09	00	00	Productos de madera	174.322	0	0	0	0	174.322
402	09	01	00	Productos primarios de madera	17.740	0	0	0	0	17.740
402	09	02	00	Muebles y accesorios de madera para edificaciones	149.582	0	0	0	0	149.582
402	09	99	00	Otros productos de madera	7.000	0	0	0	0	7.000
402	10	00	00	Productos varios y útiles diversos	75.429.138	0	0	0	0	75.429.138
402	10	01	00	Artículos de deporte, recreación y juguetes	376.720	0	0	0	0	376.720
402	10	02	00	Materiales y útiles de limpieza y aseo	7.152.978	0	0	0	0	7.152.978
402	10	03	00	Utensilios de cocina y comedor	294.167	0	0	0	0	294.167
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	35.297.333	0	0	0	0	35.297.333
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.239.968	0	0	0	0	10.239.968
402	10	06	00	Condecoraciones, ofrendas y similares	1.264.169	0	0	0	0	1.264.169
402	10	07	00	Productos de seguridad en el trabajo	3.596.944	0	0	0	0	3.596.944
402	10	08	00	Materiales para equipos de computación	9.835.346	0	0	0	0	9.835.346
402	10	11	00	Materiales eléctricos	4.248.660	0	0	0	0	4.248.660
402	10	12	00	Materiales para instalaciones sanitarias	1.834.107	0	0	0	0	1.834.107
402	10	13	00	Materiales fotográficos	858.018	0	0	0	0	858.018
402	10	99	00	Otros productos y útiles diversos	430.728	0	0	0	0	430.728
402	99	00	00	Otros materiales y suministros	190.523	0	0	0	0	190.523
402	99	01	00	Otros materiales y suministros	190.523	0	0	0	0	190.523
403	**00**	**00**	**00**	**Servicios no personales**	**832.442.562**	**0**	**0**	**0**	**0**	**832.442.562**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **ACCIÓN CENTRALIZADA:** 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	01	00	00	Alquileres de inmuebles	2.138.000	0	0	0	0	2.138.000
403	01	01	00	Alquileres de edificios y locales	2.120.000	0	0	0	0	2.120.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	18.000	0	0	0	0	18.000
403	02	00	00	Alquileres de maquinaria y equipos	162.117.752	0	0	0	0	162.117.752
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	162.110.252	0	0	0	0	162.110.252
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	7.500	0	0	0	0	7.500
403	03	00	00	Derechos sobre bienes intangibles	80.000	0	0	0	0	80.000
403	03	03	00	Paquetes y programas de computación	80.000	0	0	0	0	80.000
403	04	00	00	Servicios básicos	77.008.672	0	0	0	0	77.008.672
403	04	01	00	Electricidad	45.209.606	0	0	0	0	45.209.606
403	04	02	00	Gas	263.552	0	0	0	0	263.552
403	04	03	00	Agua	18.570.443	0	0	0	0	18.570.443
403	04	04	00	Teléfonos	12.061.157	0	0	0	0	12.061.157
403	04	04	01	Servicios de telefonía prestados por organismos públicos	10.661.406	0	0	0	0	10.661.406
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.399.751	0	0	0	0	1.399.751
403	04	05	00	Servicio de comunicaciones	272.987	0	0	0	0	272.987
403	04	06	00	Servicio de aseo urbano y domiciliario	630.927	0	0	0	0	630.927
403	06	00	00	Servicios de transporte y almacenaje	20.410.781	0	0	0	0	20.410.781
403	06	01	00	Fletes y embalajes	255.619	0	0	0	0	255.619
403	06	02	00	Almacenaje	20.044.896	0	0	0	0	20.044.896
403	06	03	00	Estacionamiento	43.482	0	0	0	0	43.482
403	06	04	00	Peaje	240	0	0	0	0	240
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	66.544	0	0	0	0	66.544
403	07	00	00	Servicios de información, impresión y relaciones públicas	24.392.699	0	0	0	0	24.392.699
403	07	01	00	Publicidad y propaganda	3.921.765	0	0	0	0	3.921.765
403	07	02	00	Imprenta y reproducción	5.828.658	0	0	0	0	5.828.658
403	07	03	00	Relaciones sociales	11.480.509	0	0	0	0	11.480.509
403	07	04	00	Avisos	3.161.767	0	0	0	0	3.161.767
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	80.342.734	0	0	0	0	80.342.734
403	08	01	00	Primas y gastos de seguros	80.006.000	0	0	0	0	80.006.000
403	08	02	00	Comisiones y gastos bancarios	336.734	0	0	0	0	336.734
403	09	00	00	Viáticos y pasajes	55.226.230	0	0	0	0	55.226.230
403	09	01	00	Viáticos y pasajes dentro del país	48.014.700	0	0	0	0	48.014.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **ACCIÓN CENTRALIZADA:** 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	7.200.045	0	0	0	0	7.200.045
403	09	03	00	Asignación por kilómetros recorridos	11.485	0	0	0	0	11.485
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	60.791.502	0	0	0	0	60.791.502
403	10	02	00	Servicios de contabilidad y auditoría	207.210	0	0	0	0	207.210
403	10	03	00	Servicios de procesamiento de datos	8.505.246	0	0	0	0	8.505.246
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	6.408.132	0	0	0	0	6.408.132
403	10	09	00	Servicios de lavandería y tintorería	152.300	0	0	0	0	152.300
403	10	10	00	Servicios de vigilancia	680.000	0	0	0	0	680.000
403	10	11	00	Servicios para la elaboración y suministro de comida	44.461.396	0	0	0	0	44.461.396
403	10	99	00	Otros servicios profesionales y técnicos	377.218	0	0	0	0	377.218
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	34.817.581	0	0	0	0	34.817.581
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	23.800	0	0	0	0	23.800
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	18.978.889	0	0	0	0	18.978.889
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	511.298	0	0	0	0	511.298
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	4.338.814	0	0	0	0	4.338.814
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.097.950	0	0	0	0	10.097.950
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	866.830	0	0	0	0	866.830
403	12	00	00	Conservación y reparaciones menores de obras	32.912.686	0	0	0	0	32.912.686
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	32.912.686	0	0	0	0	32.912.686
403	15	00	00	Servicios fiscales	120.004.500	0	0	0	0	120.004.500
403	15	01	00	Derechos de importación y servicios aduaneros	120.004.500	0	0	0	0	120.004.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	58.609.022	0	0	0	0	58.609.022
403	16	01	00	Servicios de diversión, esparcimiento y culturales	58.609.022	0	0	0	0	58.609.022
403	18	00	00	Impuestos indirectos	95.033.987	0	0	0	0	95.033.987
403	18	01	00	Impuesto al valor agregado	95.033.987	0	0	0	0	95.033.987
403	99	00	00	Otros servicios no personales	8.556.416	0	0	0	0	8.556.416
403	99	01	00	Otros servicios no personales	8.556.416	0	0	0	0	8.556.416
404	**00**	**00**	**00**	**Activos reales**	**66.505.351**	**0**	**0**	**0**	**0**	**66.505.351**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	9.117.564	0	0	0	0	9.117.564
404	01	01	00	Repuestos mayores	2.844.581	0	0	0	0	2.844.581
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.783.530	0	0	0	0	1.783.530
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	35.000	0	0	0	0	35.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD ACCIÓN CENTRALIZADA: 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	136.301	0	0	0	0	136.301
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	887.750	0	0	0	0	887.750
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	2.000	0	0	0	0	2.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	6.272.983	0	0	0	0	6.272.983
404	01	02	01	Reparaciones, mejoras y adiciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	372.000	0	0	0	0	372.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	1.330.596	0	0	0	0	1.330.596
404	01	02	03	Reparaciones, mejoras y adiciones mayores de equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	20.000
404	01	02	04	Reparaciones, mejoras y adiciones mayores de equipos médico-quirúrgicos, dentales y de veterinaria	2.618.741	0	0	0	0	2.618.741
404	01	02	05	Reparaciones, mejoras y adiciones mayores de equipos científicos, religiosos, de enseñanza y recreación	62.500	0	0	0	0	62.500
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.637.602	0	0	0	0	1.637.602
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	231.544	0	0	0	0	231.544
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	6.715.904	0	0	0	0	6.715.904
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	10.000	0	0	0	0	10.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	36.913	0	0	0	0	36.913
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	5.917.491	0	0	0	0	5.917.491
404	03	06	00	Maquinaria y equipos de energía	751.500	0	0	0	0	751.500
404	04	00	00	Equipos de transporte, tracción y elevación	1.391.000	0	0	0	0	1.391.000
404	04	01	00	Vehículos automotores terrestres	904.000	0	0	0	0	904.000
404	04	03	00	Equipos marítimos de transporte	230.000	0	0	0	0	230.000
404	04	05	00	Vehículos de tracción no motorizados	137.000	0	0	0	0	137.000
404	04	06	00	Equipos auxiliares de transporte	120.000	0	0	0	0	120.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.460.746	0	0	0	0	2.460.746
404	05	01	00	Equipos de telecomunicaciones	2.460.746	0	0	0	0	2.460.746
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	3.153.691	0	0	0	0	3.153.691
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	3.153.691	0	0	0	0	3.153.691
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	494.050	0	0	0	0	494.050
404	07	01	00	Equipos científicos y de laboratorio	175.000	0	0	0	0	175.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	241.000	0	0	0	0	241.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	68.050	0	0	0	0	68.050
404	07	06	00	Instrumentos musicales y equipos de audio	10.000	0	0	0	0	10.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	41.419.396	0	0	0	0	41.419.396

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	21.584.468	0	0	0	0	21.584.468
404	09	02	00	Equipos de computación	9.919.328	0	0	0	0	9.919.328
404	09	03	00	Mobiliario y equipos de alojamiento	9.914.000	0	0	0	0	9.914.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.600	0	0	0	0	1.600
404	12	00	00	Activos intangibles	1.673.000	0	0	0	0	1.673.000
404	12	04	00	Paquetes y programas de computación	1.673.000	0	0	0	0	1.673.000
404	99	00	00	Otros activos reales	80.000	0	0	0	0	80.000
404	99	01	00	Otros activos reales	80.000	0	0	0	0	80.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**10.085.476.267**	**0**	**0**	**0**	**0**	**10.085.476.267**
407	01	00	00	Transferencias y donaciones corrientes internas	10.085.476.267	0	0	0	0	10.085.476.267
407	01	01	00	Transferencias corrientes internas al sector privado	18.472.278	0	0	0	0	18.472.278
407	01	01	56	Otras asignaciones	3.225.600	0	0	0	0	3.225.600
407	01	01	70	Subsidios educacionales al sector privado	200.000	0	0	0	0	200.000
407	01	01	73	Subsidios a instituciones benéficas privadas	14.826.678	0	0	0	0	14.826.678
407	01	01	75	Subsidios a organismos laborales y gremiales	20.000	0	0	0	0	20.000
407	01	01	78	Subsidios científicos al sector privado	200.000	0	0	0	0	200.000
407	01	02	00	Donaciones corrientes internas al sector privado	13.525.686	0	0	0	0	13.525.686
407	01	02	01	Donaciones corrientes a personas	13.525.686	0	0	0	0	13.525.686
407	01	03	00	Transferencias corrientes internas al sector público	10.053.478.303	0	0	0	0	10.053.478.303
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.385.487.747	0	0	0	0	5.385.487.747
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	207.326.865	0	0	0	0	207.326.865
407	01	03	10	Transferencias corrientes al Poder Estadal	4.449.669.589	0	0	0	0	4.449.669.589
407	01	03	11	Transferencias corrientes al Poder Municipal	10.994.102	0	0	0	0	10.994.102
411	**00**	**00**	**00**	**Disminución de pasivos**	**728.963.084**	**0**	**0**	**0**	**0**	**728.963.084**
411	11	00	00	Obligaciones de ejercicios anteriores	728.963.084	0	0	0	0	728.963.084
411	11	04	00	Compromisos pendientes de ejercicios anteriores	353.278.925	0	0	0	0	353.278.925
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	375.684.159	0	0	0	0	375.684.159
				Totales	**13.064.913.357**	**0**	**0**	**0**	**0**	**13.064.913.357**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **ACCIÓN CENTRALIZADA:** 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**10.068.724.981**	**0**	**0**	**0**	**0**	**10.068.724.981**
407	01	00	00	Transferencias y donaciones corrientes internas	10.068.724.981	0	0	0	0	10.068.724.981
407	01	01	00	Transferencias corrientes internas al sector privado	15.246.678	0	0	0	0	15.246.678
407	01	01	70	Subsidios educacionales al sector privado	200.000	0	0	0	0	200.000
				- S0374 Escuela de Salud Pública.	100.000	0	0	0	0	100.000
				- S1108 Fundación Sistema Nacional de Documentación e Información Biomédica (FUNDASINADIB).	100.000	0	0	0	0	100.000
407	01	01	73	Subsidios a instituciones benéficas privadas	14.826.678	0	0	0	0	14.826.678
				- S0059 Fundación Hogar San José de la Montaña.	100.000	0	0	0	0	100.000
				- S0138 Asociación Venezolana para una Educación Sexual Alternativa (AVESA)	268.000	0	0	0	0	268.000
				- S0217 Centro de Orientación Familiar (COSFAM).	50.000	0	0	0	0	50.000
				- S0485 Federación Venezolana de Instituciones de Ciegos (FEVIC).	60.000	0	0	0	0	60.000
				- S0506 Fundación Alzheimer de Venezuela.	104.878	0	0	0	0	104.878
				- S0672 Fundación Peter Alexander para Niños Autistas del Zulia (FUPANAZ)	103.800	0	0	0	0	103.800
				- S0735 Hogar Clínica San Rafael	1.000.000	0	0	0	0	1.000.000
				- S0747 Hogares Crea de Venezuela	50.000	0	0	0	0	50.000
				- S0959 Subsidios Eventuales Diversos	2.000.000	0	0	0	0	2.000.000
				- S1209 Fundación Centegrupo	120.000	0	0	0	0	120.000
				- S1552 Fundación Hospital de Especialidades Pediátricas Estado Zulia	10.000.000	0	0	0	0	10.000.000
				- S1553 Banco de Sillas de Ruedas BANDESIR - Estado Zulia	70.000	0	0	0	0	70.000
				- S1819 Fundación de Amigos del Niño con Cáncer - Zulia	700.000	0	0	0	0	700.000
				- S1823 SUMEDLARA - Suministros de Medicamentos - Quimioterapias - Niños y Adultos con Cáncer, Barquisimeto, Estado Lara	100.000	0	0	0	0	100.000
				- S1887 Fundación para el Transplante de Médula Osea S.C.	100.000	0	0	0	0	100.000
407	01	01	75	Subsidios a organismos laborales y gremiales	20.000	0	0	0	0	20.000
				- S0105 Asociación Nacional de Sanitaristas Jubilados y Pensionados del Ministerio de Sanidad y Asistencia Social (ANSAJ)	10.000	0	0	0	0	10.000
				- S1540 Asociación de Enfermeras (os) Jubilados y Pensionados de Venezuela (AENJUVE)	10.000	0	0	0	0	10.000
407	01	01	78	Subsidios científicos al sector privado	200.000	0	0	0	0	200.000
				- S1895 Fundación Huntington de Venezuela (Mal de San Vito)	200.000	0	0	0	0	200.000
407	01	03	00	Transferencias corrientes internas al sector público	10.053.478.303	0	0	0	0	10.053.478.303

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **ACCIÓN CENTRALIZADA:** 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.385.487.747	0	0	0	0	5.385.487.747
				- A0025 Instituto Autónomo Hospital Universitario de Caracas (HUC)	982.870.894	0	0	0	0	982.870.894
				- A0061 Instituto Nacional de Higiene "Rafael Rangel" (INHRR)	123.668.978	0	0	0	0	123.668.978
				- A0093 Universidad Central de Venezuela (UCV)	577.100	0	0	0	0	577.100
				- A0119 Servicio Autónomo Servicio de Elaboraciones Farmacéuticas (SEFAR)	88.886.005	0	0	0	0	88.886.005
				- A0153 Servicio Autónomo Hospital Universitario de Maracaibo (SAHUM)	585.404.842	0	0	0	0	585.404.842
				- A0181 Servicio Autónomo Instituto de Biomedicina Dr. Jacinto Convit	24.799.917	0	0	0	0	24.799.917
				- A0445 Fundación Hospital Cardiológico Infantil Latinoamericano "Dr. Gilberto Rodríguez Ochoa"	64.249.610	0	0	0	0	64.249.610
				- A0446 Fundación Misión Barrio Adentro	3.086.445.231	0	0	0	0	3.086.445.231
				- A0457 Fundación de Edificaciones y Equipamiento Hospitalario (FUNDEEH)	196.165.737	0	0	0	0	196.165.737
				- A0557 Fundación Venezolana de Donaciones y Trasplantes de Órganos, Tejidos y Células (FUNDAVENE)	34.242.828	0	0	0	0	34.242.828
				- A0818 Sociedad Civil para el Control de Enfermedades Endémicas y Asistencia al Indígena, Estado Bolívar (CENASAI BOLÍVAR)	4.604.052	0	0	0	0	4.604.052
				- A0907 Servicio Autónomo Instituto de Altos Estudios "Dr. Arnoldo Gabaldón"	127.322.867	0	0	0	0	127.322.867
				- A0957 Servicio Autónomo Centro Amazónico de Investigación y Control de Enfermedades Tropicales - Simón Bolívar (CAICET)	641.138	0	0	0	0	641.138
				- A0991 Servicio Autónomo de Contraloría Sanitaria (SACS)	65.608.548	0	0	0	0	65.608.548
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	207.326.865	0	0	0	0	207.326.865
				- A0560 Empresa Socialista para la Producción de Medicamentos Biológicos, C.A. (ESPROMED BIO)	150.828.802	0	0	0	0	150.828.802
				- A0572 Productos Farmacéuticos para el Vivir Viviendo, C.A. (PROFARMACOS, C.A.)	56.498.063	0	0	0	0	56.498.063
407	01	03	10	Transferencias corrientes al Poder Estadal	4.449.669.589	0	0	0	0	4.449.669.589
				- E5200 Estado Anzoátegui	311.091.501	0	0	0	0	311.091.501
				- E5300 Estado Apure	243.761.089	0	0	0	0	243.761.089
				- E5400 Estado Aragua	487.742.480	0	0	0	0	487.742.480
				- E5600 Estado Bolívar	368.703.788	0	0	0	0	368.703.788
				- E5700 Estado Carabobo	256.768.706	0	0	0	0	256.768.706
				- E6000 Estado Falcón	194.099.213	0	0	0	0	194.099.213
				- E6200 Estado Lara	263.911.912	0	0	0	0	263.911.912
				- E6300 Estado Mérida	272.210.895	0	0	0	0	272.210.895
				- E6500 Estado Monagas	301.049.811	0	0	0	0	301.049.811

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				- E6600 Estado Nueva Esparta	119.629.055	0	0	0	0	119.629.055
				- E6800 Estado Sucre	281.862.394	0	0	0	0	281.862.394
				- E6900 Estado Táchira	250.527.976	0	0	0	0	250.527.976
				- E7000 Estado Trujillo	432.967.857	0	0	0	0	432.967.857
				- E7100 Estado Yaracuy	160.255.284	0	0	0	0	160.255.284
				- E7200 Estado Zulia	505.087.628	0	0	0	0	505.087.628
407	01	03	11	Transferencias corrientes al Poder Municipal	10.994.102	0	0	0	0	10.994.102
				- E6419 Municipio Sucre	10.994.102	0	0	0	0	10.994.102
				Totales	**10.068.724.981**	**0**	**0**	**0**	**0**	**10.068.724.981**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 540002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.351.526.093**	**0**	**0**	**0**	**0**	**1.351.526.093**
402	01	00	00	Productos alimenticios y agropecuarios	170.236.935	0	0	0	0	170.236.935
402	01	01	00	Alimentos y bebidas para personas	170.236.935	0	0	0	0	170.236.935
402	02	00	00	Productos de minas, canteras y yacimientos	43.839	0	0	0	0	43.839
402	02	04	00	Mineral no ferroso	200	0	0	0	0	200
402	02	05	00	Piedra, arcilla, arena y tierra	43.639	0	0	0	0	43.639
402	03	00	00	Textiles y vestuarios	6.212.036	0	0	0	0	6.212.036
402	03	01	00	Textiles	1.331.723	0	0	0	0	1.331.723
402	03	02	00	Prendas de vestir	4.688.263	0	0	0	0	4.688.263
402	03	03	00	Calzados	181.550	0	0	0	0	181.550
402	03	99	00	Otros productos textiles y vestuarios	10.500	0	0	0	0	10.500
402	04	00	00	Productos de cuero y caucho	10.503.730	0	0	0	0	10.503.730
402	04	03	00	Cauchos y tripas para vehículos	10.493.730	0	0	0	0	10.493.730
402	04	99	00	Otros productos de cuero y caucho	10.000	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	24.110.676	0	0	0	0	24.110.676
402	05	01	00	Pulpa de madera, papel y cartón	2.425.788	0	0	0	0	2.425.788
402	05	02	00	Envases y cajas de papel y cartón	971.814	0	0	0	0	971.814
402	05	03	00	Productos de papel y cartón para oficina	15.175.431	0	0	0	0	15.175.431
402	05	04	00	Libros, revistas y periódicos	231.605	0	0	0	0	231.605
402	05	05	00	Material de enseñanza	4.297	0	0	0	0	4.297
402	05	06	00	Productos de papel y cartón para computación	2.196.920	0	0	0	0	2.196.920
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.951.829	0	0	0	0	2.951.829
402	05	99	00	Otros productos de pulpa, papel y cartón	152.992	0	0	0	0	152.992
402	06	00	00	Productos químicos y derivados	1.049.500.569	0	0	0	0	1.049.500.569
402	06	02	00	Abonos, plaguicidas y otros	78.568	0	0	0	0	78.568
402	06	03	00	Tintas, pinturas y colorantes	31.326.984	0	0	0	0	31.326.984
402	06	04	00	Productos farmacéuticos y medicamentos	156.038.106	0	0	0	0	156.038.106
402	06	05	00	Productos de tocador	234.238	0	0	0	0	234.238

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 540002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	06	00	Combustibles y lubricantes	2.568.853	0	0	0	0	2.568.853
402	06	08	00	Productos plásticos	2.878.599	0	0	0	0	2.878.599
402	06	99	00	Otros productos de la industria química y conexos	856.375.221	0	0	0	0	856.375.221
402	07	00	00	Productos minerales no metálicos	1.306.779	0	0	0	0	1.306.779
402	07	01	00	Productos de barro, loza y porcelana	17.000	0	0	0	0	17.000
402	07	02	00	Vidrios y productos de vidrio	869.593	0	0	0	0	869.593
402	07	03	00	Productos de arcilla para construcción	124.925	0	0	0	0	124.925
402	07	04	00	Cemento, cal y yeso	295.261	0	0	0	0	295.261
402	08	00	00	Productos metálicos	13.817.546	0	0	0	0	13.817.546
402	08	01	00	Productos primarios de hierro y acero	31.150	0	0	0	0	31.150
402	08	02	00	Productos de metales no ferrosos	34.200	0	0	0	0	34.200
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.979.746	0	0	0	0	2.979.746
402	08	04	00	Productos metálicos estructurales	314.787	0	0	0	0	314.787
402	08	07	00	Material de señalamiento	1.200	0	0	0	0	1.200
402	08	08	00	Material de educación	6.000	0	0	0	0	6.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	9.386.405	0	0	0	0	9.386.405
402	08	10	00	Repuestos y accesorios para otros equipos	954.759	0	0	0	0	954.759
402	08	99	00	Otros productos metálicos	109.299	0	0	0	0	109.299
402	09	00	00	Productos de madera	174.322	0	0	0	0	174.322
402	09	01	00	Productos primarios de madera	17.740	0	0	0	0	17.740
402	09	02	00	Muebles y accesorios de madera para edificaciones	149.582	0	0	0	0	149.582
402	09	99	00	Otros productos de madera	7.000	0	0	0	0	7.000
402	10	00	00	Productos varios y útiles diversos	75.429.138	0	0	0	0	75.429.138
402	10	01	00	Artículos de deporte, recreación y juguetes	376.720	0	0	0	0	376.720
402	10	02	00	Materiales y útiles de limpieza y aseo	7.152.978	0	0	0	0	7.152.978
402	10	03	00	Utensilios de cocina y comedor	294.167	0	0	0	0	294.167
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	35.297.333	0	0	0	0	35.297.333
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.239.968	0	0	0	0	10.239.968

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 540002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	1.264.169	0	0	0	0	1.264.169
402	10	07	00	Productos de seguridad en el trabajo	3.596.944	0	0	0	0	3.596.944
402	10	08	00	Materiales para equipos de computación	9.835.346	0	0	0	0	9.835.346
402	10	11	00	Materiales eléctricos	4.248.660	0	0	0	0	4.248.660
402	10	12	00	Materiales para instalaciones sanitarias	1.834.107	0	0	0	0	1.834.107
402	10	13	00	Materiales fotográficos	858.018	0	0	0	0	858.018
402	10	99	00	Otros productos y útiles diversos	430.728	0	0	0	0	430.728
402	99	00	00	Otros materiales y suministros	190.523	0	0	0	0	190.523
402	99	01	00	Otros materiales y suministros	190.523	0	0	0	0	190.523
403	**00**	**00**	**00**	**Servicios no personales**	**832.442.562**	**0**	**0**	**0**	**0**	**832.442.562**
403	01	00	00	Alquileres de inmuebles	2.138.000	0	0	0	0	2.138.000
403	01	01	00	Alquileres de edificios y locales	2.120.000	0	0	0	0	2.120.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	18.000	0	0	0	0	18.000
403	02	00	00	Alquileres de maquinaria y equipos	162.117.752	0	0	0	0	162.117.752
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	162.110.252	0	0	0	0	162.110.252
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	7.500	0	0	0	0	7.500
403	03	00	00	Derechos sobre bienes intangibles	80.000	0	0	0	0	80.000
403	03	03	00	Paquetes y programas de computación	80.000	0	0	0	0	80.000
403	04	00	00	Servicios básicos	77.008.672	0	0	0	0	77.008.672
403	04	01	00	Electricidad	45.209.606	0	0	0	0	45.209.606
403	04	02	00	Gas	263.552	0	0	0	0	263.552
403	04	03	00	Agua	18.570.443	0	0	0	0	18.570.443
403	04	04	00	Teléfonos	12.061.157	0	0	0	0	12.061.157
403	04	04	01	Servicios de telefonía prestados por organismos públicos	10.661.406	0	0	0	0	10.661.406
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.399.751	0	0	0	0	1.399.751
403	04	05	00	Servicio de comunicaciones	272.987	0	0	0	0	272.987
403	04	06	00	Servicio de aseo urbano y domiciliario	630.927	0	0	0	0	630.927
403	06	00	00	Servicios de transporte y almacenaje	20.410.781	0	0	0	0	20.410.781

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **ACCIÓN CENTRALIZADA:** 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 540002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	01	00	Fletes y embalajes	255.619	0	0	0	0	255.619
403	06	02	00	Almacenaje	20.044.896	0	0	0	0	20.044.896
403	06	03	00	Estacionamiento	43.482	0	0	0	0	43.482
403	06	04	00	Peaje	240	0	0	0	0	240
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	66.544	0	0	0	0	66.544
403	07	00	00	Servicios de información, impresión y relaciones públicas	24.392.699	0	0	0	0	24.392.699
403	07	01	00	Publicidad y propaganda	3.921.765	0	0	0	0	3.921.765
403	07	02	00	Imprenta y reproducción	5.828.658	0	0	0	0	5.828.658
403	07	03	00	Relaciones sociales	11.480.509	0	0	0	0	11.480.509
403	07	04	00	Avisos	3.161.767	0	0	0	0	3.161.767
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	80.342.734	0	0	0	0	80.342.734
403	08	01	00	Primas y gastos de seguros	80.006.000	0	0	0	0	80.006.000
403	08	02	00	Comisiones y gastos bancarios	336.734	0	0	0	0	336.734
403	09	00	00	Viáticos y pasajes	55.226.230	0	0	0	0	55.226.230
403	09	01	00	Viáticos y pasajes dentro del país	48.014.700	0	0	0	0	48.014.700
403	09	02	00	Viáticos y pasajes fuera del país	7.200.045	0	0	0	0	7.200.045
403	09	03	00	Asignación por kilómetros recorridos	11.485	0	0	0	0	11.485
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	60.791.502	0	0	0	0	60.791.502
403	10	02	00	Servicios de contabilidad y auditoría	207.210	0	0	0	0	207.210
403	10	03	00	Servicios de procesamiento de datos	8.505.246	0	0	0	0	8.505.246
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	6.408.132	0	0	0	0	6.408.132
403	10	09	00	Servicios de lavandería y tintorería	152.300	0	0	0	0	152.300
403	10	10	00	Servicios de vigilancia	680.000	0	0	0	0	680.000
403	10	11	00	Servicios para la elaboración y suministro de comida	44.461.396	0	0	0	0	44.461.396
403	10	99	00	Otros servicios profesionales y técnicos	377.218	0	0	0	0	377.218
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	34.817.581	0	0	0	0	34.817.581
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	23.800	0	0	0	0	23.800
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	18.978.889	0	0	0	0	18.978.889

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **ACCIÓN CENTRALIZADA:** 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 540002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	511.298	0	0	0	0	511.298
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	4.338.814	0	0	0	0	4.338.814
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.097.950	0	0	0	0	10.097.950
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	866.830	0	0	0	0	866.830
403	12	00	00	Conservación y reparaciones menores de obras	32.912.686	0	0	0	0	32.912.686
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	32.912.686	0	0	0	0	32.912.686
403	15	00	00	Servicios fiscales	120.004.500	0	0	0	0	120.004.500
403	15	01	00	Derechos de importación y servicios aduaneros	120.004.500	0	0	0	0	120.004.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	58.609.022	0	0	0	0	58.609.022
403	16	01	00	Servicios de diversión, esparcimiento y culturales	58.609.022	0	0	0	0	58.609.022
403	18	00	00	Impuestos indirectos	95.033.987	0	0	0	0	95.033.987
403	18	01	00	Impuesto al valor agregado	95.033.987	0	0	0	0	95.033.987
403	99	00	00	Otros servicios no personales	8.556.416	0	0	0	0	8.556.416
403	99	01	00	Otros servicios no personales	8.556.416	0	0	0	0	8.556.416
404	**00**	**00**	**00**	**Activos reales**	**66.505.351**	**0**	**0**	**0**	**0**	**66.505.351**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	9.117.564	0	0	0	0	9.117.564
404	01	01	00	Repuestos mayores	2.844.581	0	0	0	0	2.844.581
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.783.530	0	0	0	0	1.783.530
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	35.000	0	0	0	0	35.000
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	136.301	0	0	0	0	136.301
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	887.750	0	0	0	0	887.750
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	2.000	0	0	0	0	2.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	6.272.983	0	0	0	0	6.272.983
404	01	02	01	Reparaciones, mejoras y adiciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	372.000	0	0	0	0	372.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	1.330.596	0	0	0	0	1.330.596
404	01	02	03	Reparaciones, mejoras y adiciones mayores de equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	20.000
404	01	02	04	Reparaciones, mejoras y adiciones mayores de equipos médico-quirúrgicos,	2.618.741	0	0	0	0	2.618.741

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD **ACCIÓN CENTRALIZADA:** 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 540002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				dentales y de veterinaria						
404	01	02	05	Reparaciones, mejoras y adiciones mayores de equipos científicos, religiosos, de enseñanza y recreación	62.500	0	0	0	0	62.500
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.637.602	0	0	0	0	1.637.602
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	231.544	0	0	0	0	231.544
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	6.715.904	0	0	0	0	6.715.904
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	10.000	0	0	0	0	10.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	36.913	0	0	0	0	36.913
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	5.917.491	0	0	0	0	5.917.491
404	03	06	00	Maquinaria y equipos de energía	751.500	0	0	0	0	751.500
404	04	00	00	Equipos de transporte, tracción y elevación	1.391.000	0	0	0	0	1.391.000
404	04	01	00	Vehículos automotores terrestres	904.000	0	0	0	0	904.000
404	04	03	00	Equipos marítimos de transporte	230.000	0	0	0	0	230.000
404	04	05	00	Vehículos de tracción no motorizados	137.000	0	0	0	0	137.000
404	04	06	00	Equipos auxiliares de transporte	120.000	0	0	0	0	120.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.460.746	0	0	0	0	2.460.746
404	05	01	00	Equipos de telecomunicaciones	2.460.746	0	0	0	0	2.460.746
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	3.153.691	0	0	0	0	3.153.691
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	3.153.691	0	0	0	0	3.153.691
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	494.050	0	0	0	0	494.050
404	07	01	00	Equipos científicos y de laboratorio	175.000	0	0	0	0	175.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	241.000	0	0	0	0	241.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	68.050	0	0	0	0	68.050
404	07	06	00	Instrumentos musicales y equipos de audio	10.000	0	0	0	0	10.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	41.419.396	0	0	0	0	41.419.396
404	09	01	00	Mobiliario y equipos de oficina	21.584.468	0	0	0	0	21.584.468
404	09	02	00	Equipos de computación	9.919.328	0	0	0	0	9.919.328
404	09	03	00	Mobiliario y equipos de alojamiento	9.914.000	0	0	0	0	9.914.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.600	0	0	0	0	1.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 540002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	12	00	00	Activos intangibles	1.673.000	0	0	0	0	1.673.000
404	12	04	00	Paquetes y programas de computación	1.673.000	0	0	0	0	1.673.000
404	99	00	00	Otros activos reales	80.000	0	0	0	0	80.000
404	99	01	00	Otros activos reales	80.000	0	0	0	0	80.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.225.600**	**0**	**0**	**0**	**0**	**3.225.600**
407	01	00	00	Transferencias y donaciones corrientes internas	3.225.600	0	0	0	0	3.225.600
407	01	01	00	Transferencias corrientes internas al sector privado	3.225.600	0	0	0	0	3.225.600
407	01	01	56	Otras asignaciones	3.225.600	0	0	0	0	3.225.600
411	**00**	**00**	**00**	**Disminución de pasivos**	**728.963.084**	**0**	**0**	**0**	**0**	**728.963.084**
411	11	00	00	Obligaciones de ejercicios anteriores	728.963.084	0	0	0	0	728.963.084
411	11	04	00	Compromisos pendientes de ejercicios anteriores	353.278.925	0	0	0	0	353.278.925
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	375.684.159	0	0	0	0	375.684.159
				Totales	**2.982.662.690**	**0**	**0**	**0**	**0**	**2.982.662.690**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 540002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**28.772.364**	**0**	**0**	**0**	**0**	**28.772.364**
407	01	00	00	Transferencias y donaciones corrientes internas	28.772.364	0	0	0	0	28.772.364
407	01	01	00	Transferencias corrientes internas al sector privado	15.246.678	0	0	0	0	15.246.678
407	01	01	70	Subsidios educacionales al sector privado	200.000	0	0	0	0	200.000
407	01	01	73	Subsidios a instituciones benéficas privadas	14.826.678	0	0	0	0	14.826.678
407	01	01	75	Subsidios a organismos laborales y gremiales	20.000	0	0	0	0	20.000
407	01	01	78	Subsidios científicos al sector privado	200.000	0	0	0	0	200.000
407	01	02	00	Donaciones corrientes internas al sector privado	13.525.686	0	0	0	0	13.525.686
407	01	02	01	Donaciones corrientes a personas	13.525.686	0	0	0	0	13.525.686
				Totales	**28.772.364**	**0**	**0**	**0**	**0**	**28.772.364**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 540002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**10.053.478.303**	**0**	**0**	**0**	**0**	**10.053.478.303**
407	01	00	00	Transferencias y donaciones corrientes internas	10.053.478.303	0	0	0	0	10.053.478.303
407	01	03	00	Transferencias corrientes internas al sector público	10.053.478.303	0	0	0	0	10.053.478.303
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.385.487.747	0	0	0	0	5.385.487.747
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	207.326.865	0	0	0	0	207.326.865
407	01	03	10	Transferencias corrientes al Poder Estadal	4.449.669.589	0	0	0	0	4.449.669.589
407	01	03	11	Transferencias corrientes al Poder Municipal	10.994.102	0	0	0	0	10.994.102
				Totales	**10.053.478.303**	**0**	**0**	**0**	**0**	**10.053.478.303**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.937.652.588**	**0**	**0**	**0**	**0**	**4.937.652.588**
407	01	00	00	Transferencias y donaciones corrientes internas	4.937.652.588	0	0	0	0	4.937.652.588
407	01	01	00	Transferencias corrientes internas al sector privado	4.937.652.588	0	0	0	0	4.937.652.588
407	01	01	01	Pensiones del personal empleado, obrero y militar	445.932.014	0	0	0	0	445.932.014
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	4.020.771.874	0	0	0	0	4.020.771.874
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	100	0	0	0	0	100
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	11.517.953	0	0	0	0	11.517.953
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	102.357.481	0	0	0	0	102.357.481
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	100	0	0	0	0	100
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	164.349.029	0	0	0	0	164.349.029
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	192.724.037	0	0	0	0	192.724.037
				Totales	**4.937.652.588**	**0**	**0**	**0**	**0**	**4.937.652.588**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

ACCIÓN CENTRALIZADA: 540003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 540003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.937.652.588**	**0**	**0**	**0**	**0**	**4.937.652.588**
407	01	00	00	Transferencias y donaciones corrientes internas	4.937.652.588	0	0	0	0	4.937.652.588
407	01	01	00	Transferencias corrientes internas al sector privado	4.937.652.588	0	0	0	0	4.937.652.588
407	01	01	01	Pensiones del personal empleado, obrero y militar	445.932.014	0	0	0	0	445.932.014
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	4.020.771.874	0	0	0	0	4.020.771.874
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	100	0	0	0	0	100
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	11.517.953	0	0	0	0	11.517.953
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	102.357.481	0	0	0	0	102.357.481
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	100	0	0	0	0	100
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	164.349.029	0	0	0	0	164.349.029
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	192.724.037	0	0	0	0	192.724.037
				Totales	**4.937.652.588**	**0**	**0**	**0**	**0**	**4.937.652.588**

57
Ministerio del Poder Popular para las Comunas y los Movimientos Sociales

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**1.462.741.894**	0	0	0	0	**1.462.741.894**
401	01	00	00	Sueldos, salarios y otras retribuciones	395.597.160	0	0	0	0	395.597.160
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	83.800.693	0	0	0	0	83.800.693
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	74.253.378	0	0	0	0	74.253.378
401	01	18	00	Remuneraciones al personal contratado	181.373.484	0	0	0	0	181.373.484
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	174.757.663	0	0	0	0	174.757.663
401	01	18	02	Remuneraciones por honorarios profesionales	6.615.821	0	0	0	0	6.615.821
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	53.810.000	0	0	0	0	53.810.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	89.064	0	0	0	0	89.064
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	356.241	0	0	0	0	356.241
401	01	99	00	Otras retribuciones	1.914.300	0	0	0	0	1.914.300
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	11.123.969	0	0	0	0	11.123.969
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.710.148	0	0	0	0	5.710.148
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	4.939.203	0	0	0	0	4.939.203
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.041	0	0	0	0	25.041
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	449.577	0	0	0	0	449.577
401	03	00	00	Primas	69.181.782	0	0	0	0	69.181.782
401	03	03	00	Primas por hogar a empleados	1.914.053	0	0	0	0	1.914.053
401	03	04	00	Primas por hijos a empleados	2.187.489	0	0	0	0	2.187.489
401	03	08	00	Primas de profesionalización a empleados	3.997.179	0	0	0	0	3.997.179
401	03	09	00	Primas por antigüedad a empleados	3.117.172	0	0	0	0	3.117.172
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	9.055.369	0	0	0	0	9.055.369
401	03	18	00	Primas por hogar a obreros	1.899.693	0	0	0	0	1.899.693
401	03	19	00	Primas por hijos de obreros	2.171.078	0	0	0	0	2.171.078
401	03	21	00	Primas por antigüedad a obreros	3.083.148	0	0	0	0	3.083.148
401	03	22	00	Primas de profesionalización a obreros	6.502.430	0	0	0	0	6.502.430
401	03	38	00	Primas por hogar al personal contratado	8.577.597	0	0	0	0	8.577.597
401	03	39	00	Primas por hijos al personal contratado	836.000	0	0	0	0	836.000
401	03	40	00	Primas de profesionalización al personal contratado	8.014.850	0	0	0	0	8.014.850
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	130.407	0	0	0	0	130.407

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	47	00	Primas al personal de alto nivel y de dirección	4.088.183	0	0	0	0	4.088.183
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	9.189	0	0	0	0	9.189
401	03	95	00	Otras primas al personal de alto nivel y de dirección	522.243	0	0	0	0	522.243
401	03	97	00	Otras primas a empleados	6.562.468	0	0	0	0	6.562.468
401	03	98	00	Otras primas a obreros	6.513.234	0	0	0	0	6.513.234
401	04	00	00	Complementos de sueldos y salarios	300.669.599	0	0	0	0	300.669.599
401	04	06	00	Complemento a empleados por comisión de servicios	2.297.160	0	0	0	0	2.297.160
401	04	08	00	Bono compensatorio de alimentación a empleados	58.693.219	0	0	0	0	58.693.219
401	04	18	00	Bono compensatorio de alimentación a obreros	33.941.214	0	0	0	0	33.941.214
401	04	26	00	Bono compensatorio de alimentación al personal contratado	69.757.577	0	0	0	0	69.757.577
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	42.000	0	0	0	0	42.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.236.322	0	0	0	0	1.236.322
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	62.603	0	0	0	0	62.603
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	5.202.616	0	0	0	0	5.202.616
401	04	96	00	Otros complementos a empleados	25.682.219	0	0	0	0	25.682.219
401	04	97	00	Otros complementos a obreros	34.657.166	0	0	0	0	34.657.166
401	04	98	00	Otros complementos al personal contratado	69.097.503	0	0	0	0	69.097.503
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	175.619.570	0	0	0	0	175.619.570
401	05	01	00	Aguinaldos a empleados	25.823.534	0	0	0	0	25.823.534
401	05	03	00	Bono vacacional a empleados	17.348.230	0	0	0	0	17.348.230
401	05	04	00	Aguinaldos a obreros	31.844.534	0	0	0	0	31.844.534
401	05	06	00	Bono vacacional a obreros	19.496.240	0	0	0	0	19.496.240
401	05	07	00	Aguinaldos al personal contratado	54.735.847	0	0	0	0	54.735.847
401	05	08	00	Bono vacacional al personal contratado	21.721.004	0	0	0	0	21.721.004
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	47.930	0	0	0	0	47.930
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	19.172	0	0	0	0	19.172
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	3.182.114	0	0	0	0	3.182.114
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.400.965	0	0	0	0	1.400.965
401	06	00	00	Aportes patronales y legales	45.719.821	0	0	0	0	45.719.821
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	7.490.265	0	0	0	0	7.490.265

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.284.969	0	0	0	0	2.284.969
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.508.053	0	0	0	0	1.508.053
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.733.646	0	0	0	0	1.733.646
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	4.690.873	0	0	0	0	4.690.873
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.881.627	0	0	0	0	1.881.627
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.013.175	0	0	0	0	1.013.175
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.139.418	0	0	0	0	1.139.418
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	13.941.803	0	0	0	0	13.941.803
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	4.025.468	0	0	0	0	4.025.468
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	4.028.026	0	0	0	0	4.028.026
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	15.000	0	0	0	0	15.000
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	5.000	0	0	0	0	5.000
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	3.451	0	0	0	0	3.451
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	2.800	0	0	0	0	2.800
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.083.417	0	0	0	0	1.083.417
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	360.688	0	0	0	0	360.688
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	240.459	0	0	0	0	240.459
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	221.683	0	0	0	0	221.683
401	06	95	00	Otros aportes legales por personal contratado	50.000	0	0	0	0	50.000
401	07	00	00	Asistencia socio-económica	356.274.403	0	0	0	0	356.274.403
401	07	01	00	Capacitación y adiestramiento a empleados	184.656	0	0	0	0	184.656
401	07	02	00	Becas a empleados	2.348.120	0	0	0	0	2.348.120
401	07	03	00	Ayudas por matrimonio a empleados	32.910	0	0	0	0	32.910
401	07	04	00	Ayudas por nacimiento de hijos a empleados	44.907	0	0	0	0	44.907
401	07	05	00	Ayudas por defunción a empleados	84.072	0	0	0	0	84.072
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.813.235	0	0	0	0	2.813.235
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	9.963.984	0	0	0	0	9.963.984
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	56.128.080	0	0	0	0	56.128.080

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.800.928	0	0	0	0	5.800.928
401	07	10	00	Dotación de uniformes a empleados	2.455.244	0	0	0	0	2.455.244
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.195.222	0	0	0	0	3.195.222
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	10.359.825	0	0	0	0	10.359.825
401	07	17	00	Capacitación y adiestramiento a obreros	178.966	0	0	0	0	178.966
401	07	18	00	Becas a obreros	2.262.164	0	0	0	0	2.262.164
401	07	19	00	Ayudas por matrimonio de obreros	32.910	0	0	0	0	32.910
401	07	20	00	Ayudas por nacimiento de hijos de obreros	161.680	0	0	0	0	161.680
401	07	21	00	Ayudas por defunción a obreros	84.072	0	0	0	0	84.072
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.760.370	0	0	0	0	1.760.370
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	11.749.705	0	0	0	0	11.749.705
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	31.315.352	0	0	0	0	31.315.352
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	4.450.576	0	0	0	0	4.450.576
401	07	26	00	Dotación de uniformes a obreros	2.153.790	0	0	0	0	2.153.790
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	4.026.459	0	0	0	0	4.026.459
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	7.914.306	0	0	0	0	7.914.306
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	17.255	0	0	0	0	17.255
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	116.052	0	0	0	0	116.052
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.220.410	0	0	0	0	1.220.410
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	464.808	0	0	0	0	464.808
401	07	74	00	Capacitación y adiestramiento al personal contratado	232.383	0	0	0	0	232.383
401	07	75	00	Becas al personal contratado	3.126.191	0	0	0	0	3.126.191
401	07	76	00	Ayudas por matrimonio al personal contratado	32.910	0	0	0	0	32.910
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	80.322	0	0	0	0	80.322
401	07	78	00	Ayudas por defunción al personal contratado	84.072	0	0	0	0	84.072
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	3.674.670	0	0	0	0	3.674.670
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	18.605.024	0	0	0	0	18.605.024
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	105.371.180	0	0	0	0	105.371.180
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares	9.530.640	0	0	0	0	9.530.640

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				de sus hijos						
401	07	83	00	Dotación de uniformes al personal contratado	4.592.009	0	0	0	0	4.592.009
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	6.184.615	0	0	0	0	6.184.615
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	12.829.171	0	0	0	0	12.829.171
401	07	96	00	Otras subvenciones a empleados	10.122.232	0	0	0	0	10.122.232
401	07	97	00	Otras subvenciones a obreros	10.244.463	0	0	0	0	10.244.463
401	07	99	00	Otras subvenciones al personal contratado	10.244.463	0	0	0	0	10.244.463
401	08	00	00	Prestaciones sociales e indemnizaciones	108.555.590	0	0	0	0	108.555.590
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	24.691.646	0	0	0	0	24.691.646
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	30.284.640	0	0	0	0	30.284.640
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	50.176.197	0	0	0	0	50.176.197
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	53.490	0	0	0	0	53.490
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	3.349.617	0	0	0	0	3.349.617
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**399.350.566**	**0**	**0**	**0**	**0**	**399.350.566**
402	01	00	00	Productos alimenticios y agropecuarios	98.604.683	0	0	0	0	98.604.683
402	01	01	00	Alimentos y bebidas para personas	98.604.683	0	0	0	0	98.604.683
402	03	00	00	Textiles y vestuarios	33.881.460	0	0	0	0	33.881.460
402	03	01	00	Textiles	17.000.000	0	0	0	0	17.000.000
402	03	02	00	Prendas de vestir	12.641.460	0	0	0	0	12.641.460
402	03	03	00	Calzados	2.000.000	0	0	0	0	2.000.000
402	03	99	00	Otros productos textiles y vestuarios	2.240.000	0	0	0	0	2.240.000
402	04	00	00	Productos de cuero y caucho	3.486.400	0	0	0	0	3.486.400
402	04	03	00	Cauchos y tripas para vehículos	2.486.400	0	0	0	0	2.486.400
402	04	99	00	Otros productos de cuero y caucho	1.000.000	0	0	0	0	1.000.000
402	05	00	00	Productos de papel, cartón e impresos	65.693.468	0	0	0	0	65.693.468
402	05	01	00	Pulpa de madera, papel y cartón	5.778.508	0	0	0	0	5.778.508
402	05	02	00	Envases y cajas de papel y cartón	2.546.821	0	0	0	0	2.546.821
402	05	03	00	Productos de papel y cartón para oficina	22.677.693	0	0	0	0	22.677.693
402	05	04	00	Libros, revistas y periódicos	6.687.714	0	0	0	0	6.687.714
402	05	05	00	Material de enseñanza	3.500.000	0	0	0	0	3.500.000
402	05	06	00	Productos de papel y cartón para computación	10.525.000	0	0	0	0	10.525.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.977.732	0	0	0	0	10.977.732
402	05	99	00	Otros productos de pulpa, papel y cartón	3.000.000	0	0	0	0	3.000.000
402	06	00	00	Productos químicos y derivados	40.281.620	0	0	0	0	40.281.620
402	06	01	00	Sustancias químicas y de uso industrial	500.000	0	0	0	0	500.000
402	06	02	00	Abonos, plaguicidas y otros	204.200	0	0	0	0	204.200
402	06	03	00	Tintas, pinturas y colorantes	23.528.400	0	0	0	0	23.528.400
402	06	04	00	Productos farmacéuticos y medicamentos	1.000.000	0	0	0	0	1.000.000
402	06	05	00	Productos de tocador	1.500.000	0	0	0	0	1.500.000
402	06	06	00	Combustibles y lubricantes	3.966.737	0	0	0	0	3.966.737
402	06	08	00	Productos plásticos	6.582.283	0	0	0	0	6.582.283
402	06	99	00	Otros productos de la industria química y conexos	3.000.000	0	0	0	0	3.000.000
402	07	00	00	Productos minerales no metálicos	13.846.447	0	0	0	0	13.846.447
402	07	01	00	Productos de barro, loza y porcelana	2.000.000	0	0	0	0	2.000.000
402	07	02	00	Vidrios y productos de vidrio	4.000.000	0	0	0	0	4.000.000
402	07	03	00	Productos de arcilla para construcción	3.000.000	0	0	0	0	3.000.000
402	07	04	00	Cemento, cal y yeso	3.000.000	0	0	0	0	3.000.000
402	07	99	00	Otros productos minerales no metálicos	1.846.447	0	0	0	0	1.846.447
402	08	00	00	Productos metálicos	42.694.327	0	0	0	0	42.694.327
402	08	01	00	Productos primarios de hierro y acero	1.000.000	0	0	0	0	1.000.000
402	08	02	00	Productos de metales no ferrosos	1.000.000	0	0	0	0	1.000.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.569.327	0	0	0	0	5.569.327
402	08	04	00	Productos metálicos estructurales	2.000.000	0	0	0	0	2.000.000
402	08	05	00	Materiales de orden público, seguridad y defensa	200.000	0	0	0	0	200.000
402	08	07	00	Material de señalamiento	2.000.000	0	0	0	0	2.000.000
402	08	08	00	Material de educación	1.000.000	0	0	0	0	1.000.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	11.415.000	0	0	0	0	11.415.000
402	08	10	00	Repuestos y accesorios para otros equipos	13.510.000	0	0	0	0	13.510.000
402	08	99	00	Otros productos metálicos	5.000.000	0	0	0	0	5.000.000
402	09	00	00	Productos de madera	9.000.000	0	0	0	0	9.000.000
402	09	01	00	Productos primarios de madera	1.000.000	0	0	0	0	1.000.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	5.000.000	0	0	0	0	5.000.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	09	99	00	Otros productos de madera	3.000.000	0	0	0	0	3.000.000
402	10	00	00	Productos varios y útiles diversos	78.388.261	0	0	0	0	78.388.261
402	10	01	00	Artículos de deporte, recreación y juguetes	6.561.669	0	0	0	0	6.561.669
402	10	02	00	Materiales y útiles de limpieza y aseo	6.737.336	0	0	0	0	6.737.336
402	10	03	00	Utensilios de cocina y comedor	3.399.991	0	0	0	0	3.399.991
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	5.032	0	0	0	0	5.032
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.649.995	0	0	0	0	10.649.995
402	10	06	00	Condecoraciones, ofrendas y similares	3.378.944	0	0	0	0	3.378.944
402	10	07	00	Productos de seguridad en el trabajo	2.050.796	0	0	0	0	2.050.796
402	10	08	00	Materiales para equipos de computación	28.993.686	0	0	0	0	28.993.686
402	10	09	00	Especies timbradas y valores	3.024	0	0	0	0	3.024
402	10	11	00	Materiales eléctricos	5.684.032	0	0	0	0	5.684.032
402	10	12	00	Materiales para instalaciones sanitarias	5.123.756	0	0	0	0	5.123.756
402	10	13	00	Materiales fotográficos	500.000	0	0	0	0	500.000
402	10	99	00	Otros productos y útiles diversos	5.300.000	0	0	0	0	5.300.000
402	99	00	00	Otros materiales y suministros	13.473.900	0	0	0	0	13.473.900
402	99	01	00	Otros materiales y suministros	13.473.900	0	0	0	0	13.473.900
403	**00**	**00**	**00**	**Servicios no personales**	**691.700.010**	**0**	**0**	**0**	**0**	**691.700.010**
403	01	00	00	Alquileres de inmuebles	18.717.649	0	0	0	0	18.717.649
403	01	01	00	Alquileres de edificios y locales	10.642.649	0	0	0	0	10.642.649
403	01	02	00	Alquileres de instalaciones culturales y recreativas	8.075.000	0	0	0	0	8.075.000
403	02	00	00	Alquileres de maquinaria y equipos	34.228.600	0	0	0	0	34.228.600
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	24.228.600	0	0	0	0	24.228.600
403	02	99	00	Alquileres de otras maquinaria y equipos	10.000.000	0	0	0	0	10.000.000
403	03	00	00	Derechos sobre bienes intangibles	300.000	0	0	0	0	300.000
403	03	03	00	Paquetes y programas de computación	300.000	0	0	0	0	300.000
403	04	00	00	Servicios básicos	23.671.190	0	0	0	0	23.671.190
403	04	01	00	Electricidad	3.015.750	0	0	0	0	3.015.750
403	04	02	00	Gas	500.000	0	0	0	0	500.000
403	04	03	00	Agua	1.500.000	0	0	0	0	1.500.000
403	04	04	00	Teléfonos	12.336.000	0	0	0	0	12.336.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	04	01	Servicios de telefonía prestados por organismos públicos	8.336.000	0	0	0	0	8.336.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	4.000.000	0	0	0	0	4.000.000
403	04	05	00	Servicio de comunicaciones	1.679.440	0	0	0	0	1.679.440
403	04	06	00	Servicio de aseo urbano y domiciliario	2.000.000	0	0	0	0	2.000.000
403	04	07	00	Servicio de condominio	2.640.000	0	0	0	0	2.640.000
403	06	00	00	Servicios de transporte y almacenaje	2.674.504	0	0	0	0	2.674.504
403	06	01	00	Fletes y embalajes	364.504	0	0	0	0	364.504
403	06	02	00	Almacenaje	300.000	0	0	0	0	300.000
403	06	03	00	Estacionamiento	1.072.000	0	0	0	0	1.072.000
403	06	04	00	Peaje	100.000	0	0	0	0	100.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	838.000	0	0	0	0	838.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	123.273.766	0	0	0	0	123.273.766
403	07	01	00	Publicidad y propaganda	10.273.379	0	0	0	0	10.273.379
403	07	02	00	Imprenta y reproducción	28.515.874	0	0	0	0	28.515.874
403	07	03	00	Relaciones sociales	83.051.177	0	0	0	0	83.051.177
403	07	04	00	Avisos	1.433.336	0	0	0	0	1.433.336
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	42.763.500	0	0	0	0	42.763.500
403	08	01	00	Primas y gastos de seguros	20.253.000	0	0	0	0	20.253.000
403	08	02	00	Comisiones y gastos bancarios	1.010.500	0	0	0	0	1.010.500
403	08	03	00	Comisiones y gastos de adquisición de seguros	21.500.000	0	0	0	0	21.500.000
403	09	00	00	Viáticos y pasajes	121.000.885	0	0	0	0	121.000.885
403	09	01	00	Viáticos y pasajes dentro del país	99.458.302	0	0	0	0	99.458.302
403	09	02	00	Viáticos y pasajes fuera del país	20.740.493	0	0	0	0	20.740.493
403	09	03	00	Asignación por kilómetros recorridos	802.090	0	0	0	0	802.090
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	73.365.408	0	0	0	0	73.365.408
403	10	03	00	Servicios de procesamiento de datos	612.000	0	0	0	0	612.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	3.472.841	0	0	0	0	3.472.841
403	10	07	00	Servicios de capacitación y adiestramiento	1.590.388	0	0	0	0	1.590.388
403	10	09	00	Servicios de lavandería y tintorería	700.000	0	0	0	0	700.000
403	10	10	00	Servicios de vigilancia	2.300.000	0	0	0	0	2.300.000
403	10	11	00	Servicios para la elaboración y suministro de comida	46.170.984	0	0	0	0	46.170.984

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	18.519.195	0	0	0	0	18.519.195
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	28.471.564	0	0	0	0	28.471.564
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	154.500	0	0	0	0	154.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.344.100	0	0	0	0	20.344.100
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	300.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.172.964	0	0	0	0	3.172.964
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	4.500.000	0	0	0	0	4.500.000
403	12	00	00	Conservación y reparaciones menores de obras	3.000.000	0	0	0	0	3.000.000
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	3.000.000	0	0	0	0	3.000.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	84.334.966	0	0	0	0	84.334.966
403	16	01	00	Servicios de diversión, esparcimiento y culturales	84.334.966	0	0	0	0	84.334.966
403	18	00	00	Impuestos indirectos	127.658.686	0	0	0	0	127.658.686
403	18	01	00	Impuesto al valor agregado	122.600.351	0	0	0	0	122.600.351
403	18	99	00	Otros impuestos indirectos	5.058.335	0	0	0	0	5.058.335
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.968.042	0	0	0	0	1.968.042
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.968.042	0	0	0	0	1.968.042
403	99	00	00	Otros servicios no personales	6.271.250	0	0	0	0	6.271.250
403	99	01	00	Otros servicios no personales	6.271.250	0	0	0	0	6.271.250
404	**00**	**00**	**00**	**Activos reales**	**29.055.983**	**0**	**0**	**0**	**0**	**29.055.983**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	80.000	0	0	0	0	80.000
404	01	01	00	Repuestos mayores	80.000	0	0	0	0	80.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	80.000	0	0	0	0	80.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	85.838	0	0	0	0	85.838
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	85.838	0	0	0	0	85.838
404	04	00	00	Equipos de transporte, tracción y elevación	1.552.700	0	0	0	0	1.552.700
404	04	01	00	Vehículos automotores terrestres	1.552.700	0	0	0	0	1.552.700
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.615.440	0	0	0	0	6.615.440
404	05	01	00	Equipos de telecomunicaciones	1.055.440	0	0	0	0	1.055.440
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	5.560.000	0	0	0	0	5.560.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	140.000	0	0	0	0	140.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	06	00	Instrumentos musicales y equipos de audio	140.000	0	0	0	0	140.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	19.025.736	0	0	0	0	19.025.736
404	09	01	00	Mobiliario y equipos de oficina	225.876	0	0	0	0	225.876
404	09	02	00	Equipos de computación	18.672.516	0	0	0	0	18.672.516
404	09	03	00	Mobiliario y equipos de alojamiento	127.344	0	0	0	0	127.344
404	99	00	00	Otros activos reales	1.556.269	0	0	0	0	1.556.269
404	99	01	00	Otros activos reales	1.556.269	0	0	0	0	1.556.269
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.429.246.373**	**0**	**0**	**0**	**0**	**3.429.246.373**
407	01	00	00	Transferencias y donaciones corrientes internas	3.406.883.873	0	0	0	0	3.406.883.873
407	01	01	00	Transferencias corrientes internas al sector privado	607.245.975	0	0	0	0	607.245.975
407	01	01	01	Pensiones del personal empleado, obrero y militar	98.215.071	0	0	0	0	98.215.071
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	278.912.463	0	0	0	0	278.912.463
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	22.099.156	0	0	0	0	22.099.156
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	23.216.006	0	0	0	0	23.216.006
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	9.233.448	0	0	0	0	9.233.448
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	74.707.568	0	0	0	0	74.707.568
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	69.648.019	0	0	0	0	69.648.019
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	31.214.244	0	0	0	0	31.214.244
407	01	02	00	Donaciones corrientes internas al sector privado	6.621.250	0	0	0	0	6.621.250
407	01	02	01	Donaciones corrientes a personas	6.621.250	0	0	0	0	6.621.250
407	01	03	00	Transferencias corrientes internas al sector público	2.793.016.648	0	0	0	0	2.793.016.648
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.367.178.292	0	0	0	0	2.367.178.292
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	140.000.000	0	0	0	0	140.000.000
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	285.838.356	0	0	0	0	285.838.356
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	22.362.500	0	0	0	0	22.362.500
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	22.362.500	0	0	0	0	22.362.500
407	12	01	01	Transferencias Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	2.362.500	0	0	0	0	2.362.500
407	12	01	02	Donaciones Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	20.000.000	0	0	0	0	20.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**10.000.000**	**0**	**0**	**0**	**0**	**10.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	10.000.000	0	0	0	0	10.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
411	11	04	00	Compromisos pendientes de ejercicios anteriores	10.000.000	0	0	0	0	10.000.000
				Totales	**6.022.094.826**	**0**	**0**	**0**	**0**	**6.022.094.826**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128546 570093000 FORTALECER LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES.

OBJETIVO DEL PROYECTO: FORTALECER LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO, A TRAVÉS DE LA CONSOLIDACIÓN DE UNA INFRAESTRUCTURA TECNOLÓGICA A PRUEBA DE FALLOS, CAPAZ DE RESPONDER DE MANERA ÓPTIMA ANTE POSIBLES CONTINGENCIAS; ADEMÁS DE PROVEER DE HERRAMIENTAS TECNOLÓGICAS IDÓNEAS PARA AUMENTAR LA EFICIENCIA EN LA GESTIÓN DE LA INFORMACIÓN.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**946.450**	**0**	**0**	**0**	**0**	**946.450**
402	10	00	00	Productos varios y útiles diversos	500.000	0	0	0	0	500.000
402	10	11	00	Materiales eléctricos	500.000	0	0	0	0	500.000
402	99	00	00	Otros materiales y suministros	446.450	0	0	0	0	446.450
402	99	01	00	Otros materiales y suministros	446.450	0	0	0	0	446.450
403	**00**	**00**	**00**	**Servicios no personales**	**6.575.551**	**0**	**0**	**0**	**0**	**6.575.551**
403	04	00	00	Servicios básicos	90.000	0	0	0	0	90.000
403	04	05	00	Servicio de comunicaciones	90.000	0	0	0	0	90.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.499.964	0	0	0	0	1.499.964
403	10	03	00	Servicios de procesamiento de datos	500.000	0	0	0	0	500.000
403	10	07	00	Servicios de capacitación y adiestramiento	999.964	0	0	0	0	999.964
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.500.000	0	0	0	0	1.500.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.500.000	0	0	0	0	1.500.000
403	18	00	00	Impuestos indirectos	3.485.587	0	0	0	0	3.485.587
403	18	01	00	Impuesto al valor agregado	3.485.587	0	0	0	0	3.485.587
404	**00**	**00**	**00**	**Activos reales**	**25.010.148**	**0**	**0**	**0**	**0**	**25.010.148**
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.560.000	0	0	0	0	6.560.000
404	05	01	00	Equipos de telecomunicaciones	1.000.000	0	0	0	0	1.000.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	5.560.000	0	0	0	0	5.560.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	18.450.148	0	0	0	0	18.450.148
404	09	02	00	Equipos de computación	18.450.148	0	0	0	0	18.450.148
				Totales	**32.532.149**	**0**	**0**	**0**	**0**	**32.532.149**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 57 - 13

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128546 570093000 FORTALECER LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES.

OBJETIVO DEL PROYECTO: FORTALECER LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO, A TRAVÉS DE LA CONSOLIDACIÓN DE UNA INFRAESTRUCTURA TECNOLÓGICA A PRUEBA DE FALLOS, CAPAZ DE RESPONDER DE MANERA ÓPTIMA ANTE POSIBLES CONTINGENCIAS; ADEMÁS DE PROVEER DE HERRAMIENTAS TECNOLÓGICAS IDÓNEAS PARA AUMENTAR LA EFICIENCIA EN LA GESTIÓN DE LA INFORMACIÓN.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128546 570093000 FORTALECER LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES.

OBJETIVO DEL PROYECTO: FORTALECER LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO, A TRAVÉS DE LA CONSOLIDACIÓN DE UNA INFRAESTRUCTURA TECNOLÓGICA A PRUEBA DE FALLOS, CAPAZ DE RESPONDER DE MANERA ÓPTIMA ANTE POSIBLES CONTINGENCIAS; ADEMÁS DE PROVEER DE HERRAMIENTAS TECNOLÓGICAS IDÓNEAS PARA AUMENTAR LA EFICIENCIA EN LA GESTIÓN DE LA INFORMACIÓN.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 570093001 DOTACIÓN DE EQUIPOS TECNOLÓGICOS

UNIDAD DE MEDIDA: ESPACIO **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGIA DE LA INFORMACIÓN Y LA COMUNICACION

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**696.450**	**0**	**0**	**0**	**0**	**696.450**
402	10	00	00	Productos varios y útiles diversos	250.000	0	0	0	0	250.000
402	10	11	00	Materiales eléctricos	250.000	0	0	0	0	250.000
402	99	00	00	Otros materiales y suministros	446.450	0	0	0	0	446.450
402	99	01	00	Otros materiales y suministros	446.450	0	0	0	0	446.450
403	**00**	**00**	**00**	**Servicios no personales**	**5.375.151**	**0**	**0**	**0**	**0**	**5.375.151**
403	04	00	00	Servicios básicos	45.000	0	0	0	0	45.000
403	04	05	00	Servicio de comunicaciones	45.000	0	0	0	0	45.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.249.964	0	0	0	0	1.249.964
403	10	03	00	Servicios de procesamiento de datos	250.000	0	0	0	0	250.000
403	10	07	00	Servicios de capacitación y adiestramiento	999.964	0	0	0	0	999.964
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	750.000	0	0	0	0	750.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	750.000	0	0	0	0	750.000
403	18	00	00	Impuestos indirectos	3.330.187	0	0	0	0	3.330.187
403	18	01	00	Impuesto al valor agregado	3.330.187	0	0	0	0	3.330.187
404	**00**	**00**	**00**	**Activos reales**	**25.010.148**	**0**	**0**	**0**	**0**	**25.010.148**
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.560.000	0	0	0	0	6.560.000
404	05	01	00	Equipos de telecomunicaciones	1.000.000	0	0	0	0	1.000.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	5.560.000	0	0	0	0	5.560.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	18.450.148	0	0	0	0	18.450.148
404	09	02	00	Equipos de computación	18.450.148	0	0	0	0	18.450.148
				Totales	**31.081.749**	**0**	**0**	**0**	**0**	**31.081.749**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128546 570093000 FORTALECER LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES.

OBJETIVO DEL PROYECTO: FORTALECER LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO, A TRAVÉS DE LA CONSOLIDACIÓN DE UNA INFRAESTRUCTURA TECNOLÓGICA A PRUEBA DE FALLOS, CAPAZ DE RESPONDER DE MANERA ÓPTIMA ANTE POSIBLES CONTINGENCIAS; ADEMÁS DE PROVEER DE HERRAMIENTAS TECNOLÓGICAS IDÓNEAS PARA AUMENTAR LA EFICIENCIA EN LA GESTIÓN DE LA INFORMACIÓN.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 570093002 FORTALECIMIENTO Y ACTUALIZACIÓN DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGIA DE LA INFORMACIÓN Y LA COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**250.000**	**0**	**0**	**0**	**0**	**250.000**
402	10	00	00	Productos varios y útiles diversos	250.000	0	0	0	0	250.000
402	10	11	00	Materiales eléctricos	250.000	0	0	0	0	250.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.200.400**	**0**	**0**	**0**	**0**	**1.200.400**
403	04	00	00	Servicios básicos	45.000	0	0	0	0	45.000
403	04	05	00	Servicio de comunicaciones	45.000	0	0	0	0	45.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	250.000	0	0	0	0	250.000
403	10	03	00	Servicios de procesamiento de datos	250.000	0	0	0	0	250.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	750.000	0	0	0	0	750.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	750.000	0	0	0	0	750.000
403	18	00	00	Impuestos indirectos	155.400	0	0	0	0	155.400
403	18	01	00	Impuesto al valor agregado	155.400	0	0	0	0	155.400
				Totales	**1.450.400**	**0**	**0**	**0**	**0**	**1.450.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128755 570094000 CONSOLIDACIÓN DE LAS DIFERENTES FORMAS YEXPRESIONES DE ORGANIZACIÓN DEL PODER POPULAR 2016.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA GESTIÓN DE LAS DIFERENTES FORMAS DE ORGANIZACIÓN Y EXPRESIONES DEL PODER POPULAR PARA MEJORAR LOS NIVELES DE PARTICIPACIÓN Y ORGANIZACIÓN

UNIDAD DE MEDIDA: INSTANCIA DEL PODER POPULAR **META:** 16.189

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA ORGANIZACIÓN Y PARTICIPACIÓN COMUNAL Y SOCIAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**35.998.668**	**0**	**0**	**0**	**0**	**35.998.668**
402	01	00	00	Productos alimenticios y agropecuarios	17.848.668	0	0	0	0	17.848.668
402	01	01	00	Alimentos y bebidas para personas	17.848.668	0	0	0	0	17.848.668
402	03	00	00	Textiles y vestuarios	500.000	0	0	0	0	500.000
402	03	02	00	Prendas de vestir	500.000	0	0	0	0	500.000
402	05	00	00	Productos de papel, cartón e impresos	2.500.000	0	0	0	0	2.500.000
402	05	01	00	Pulpa de madera, papel y cartón	1.000.000	0	0	0	0	1.000.000
402	05	02	00	Envases y cajas de papel y cartón	500.000	0	0	0	0	500.000
402	05	03	00	Productos de papel y cartón para oficina	1.000.000	0	0	0	0	1.000.000
402	06	00	00	Productos químicos y derivados	1.250.000	0	0	0	0	1.250.000
402	06	03	00	Tintas, pinturas y colorantes	1.000.000	0	0	0	0	1.000.000
402	06	08	00	Productos plásticos	250.000	0	0	0	0	250.000
402	08	00	00	Productos metálicos	500.000	0	0	0	0	500.000
402	08	10	00	Repuestos y accesorios para otros equipos	500.000	0	0	0	0	500.000
402	10	00	00	Productos varios y útiles diversos	12.400.000	0	0	0	0	12.400.000
402	10	02	00	Materiales y útiles de limpieza y aseo	900.000	0	0	0	0	900.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.500.000	0	0	0	0	1.500.000
402	10	08	00	Materiales para equipos de computación	10.000.000	0	0	0	0	10.000.000
402	99	00	00	Otros materiales y suministros	1.000.000	0	0	0	0	1.000.000
402	99	01	00	Otros materiales y suministros	1.000.000	0	0	0	0	1.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**37.198.668**	**0**	**0**	**0**	**0**	**37.198.668**
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.000.000	0	0	0	0	15.000.000
403	07	03	00	Relaciones sociales	15.000.000	0	0	0	0	15.000.000
403	09	00	00	Viáticos y pasajes	17.848.668	0	0	0	0	17.848.668
403	09	01	00	Viáticos y pasajes dentro del país	17.848.668	0	0	0	0	17.848.668
403	18	00	00	Impuestos indirectos	3.350.000	0	0	0	0	3.350.000
403	18	01	00	Impuesto al valor agregado	3.350.000	0	0	0	0	3.350.000
403	99	00	00	Otros servicios no personales	1.000.000	0	0	0	0	1.000.000
403	99	01	00	Otros servicios no personales	1.000.000	0	0	0	0	1.000.000
				Totales	**73.197.336**	**0**	**0**	**0**	**0**	**73.197.336**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128755 570094000 CONSOLIDACIÓN DE LAS DIFERENTES FORMAS YEXPRESIONES DE ORGANIZACIÓN DEL PODER POPULAR 2016.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA GESTIÓN DE LAS DIFERENTES FORMAS DE ORGANIZACIÓN Y EXPRESIONES DEL PODER POPULAR PARA MEJORAR LOS NIVELES DE PARTICIPACIÓN Y ORGANIZACIÓN

UNIDAD DE MEDIDA: INSTANCIA DEL PODER POPULAR **META:** 16.189

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA ORGANIZACIÓN Y PARTICIPACIÓN COMUNAL Y SOCIAL **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128755 570094000 CONSOLIDACIÓN DE LAS DIFERENTES FORMAS YEXPRESIONES DE ORGANIZACIÓN DEL PODER POPULAR 2016.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA GESTIÓN DE LAS DIFERENTES FORMAS DE ORGANIZACIÓN Y EXPRESIONES DEL PODER POPULAR PARA MEJORAR LOS NIVELES DE PARTICIPACIÓN Y ORGANIZACIÓN

UNIDAD DE MEDIDA: INSTANCIA DEL PODER POPULAR **META:** 16.189

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA ORGANIZACIÓN Y PARTICIPACIÓN COMUNAL Y SOCIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 570094001 CONSOLIDACIÓN DE LA GESTIÓN DE LAS DIFERENTES FORMAS DE ORGANIZACIÓN Y EXPRESIÓN DEL PODER POPULAR PARA MEJORAR LOS NIVELES DE PARTICIPACIÓN Y ORGANIZACIÓN.

UNIDAD DE MEDIDA: INSTANCIAS **META:** 16.189

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA ORGANIZACIÓN Y PARTICIPACIÓN COMUNAL Y SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.348.668**	**0**	**0**	**0**	**0**	**8.348.668**
402	01	00	00	Productos alimenticios y agropecuarios	7.848.668	0	0	0	0	7.848.668
402	01	01	00	Alimentos y bebidas para personas	7.848.668	0	0	0	0	7.848.668
402	03	00	00	Textiles y vestuarios	500.000	0	0	0	0	500.000
402	03	02	00	Prendas de vestir	500.000	0	0	0	0	500.000
403	**00**	**00**	**00**	**Servicios no personales**	**37.198.668**	**0**	**0**	**0**	**0**	**37.198.668**
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.000.000	0	0	0	0	15.000.000
403	07	03	00	Relaciones sociales	15.000.000	0	0	0	0	15.000.000
403	09	00	00	Viáticos y pasajes	17.848.668	0	0	0	0	17.848.668
403	09	01	00	Viáticos y pasajes dentro del país	17.848.668	0	0	0	0	17.848.668
403	18	00	00	Impuestos indirectos	3.350.000	0	0	0	0	3.350.000
403	18	01	00	Impuesto al valor agregado	3.350.000	0	0	0	0	3.350.000
403	99	00	00	Otros servicios no personales	1.000.000	0	0	0	0	1.000.000
403	99	01	00	Otros servicios no personales	1.000.000	0	0	0	0	1.000.000
				Totales	**45.547.336**	**0**	**0**	**0**	**0**	**45.547.336**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128755 570094000 CONSOLIDACIÓN DE LAS DIFERENTES FORMAS YEXPRESIONES DE ORGANIZACIÓN DEL PODER POPULAR 2016.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA GESTIÓN DE LAS DIFERENTES FORMAS DE ORGANIZACIÓN Y EXPRESIONES DEL PODER POPULAR PARA MEJORAR LOS NIVELES DE PARTICIPACIÓN Y ORGANIZACIÓN

UNIDAD DE MEDIDA: INSTANCIA DEL PODER POPULAR **META:** 16.189

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA ORGANIZACIÓN Y PARTICIPACIÓN COMUNAL Y SOCIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 570094002 PROMOCIÓN DE LOS ESPACIOS DE DISCUSIÓN TÉCNICA Y METODOLÓGICA, QUE PERMITAN AMPLIAR Y FORTALECER LA PARTICIPACIÓN Y ORGANIZACIÓN DEL PODER POPULAR EN LA ELABORACIÓN DE LOS PLANES DE DESARROLLO

UNIDAD DE MEDIDA: PLAN **META:** 7.085

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ORGANIZACIÓN Y PARTICIPACIÓN COMUNAL Y SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**13.950.000**	**0**	**0**	**0**	**0**	**13.950.000**
402	01	00	00	Productos alimenticios y agropecuarios	5.000.000	0	0	0	0	5.000.000
402	01	01	00	Alimentos y bebidas para personas	5.000.000	0	0	0	0	5.000.000
402	05	00	00	Productos de papel, cartón e impresos	1.000.000	0	0	0	0	1.000.000
402	05	01	00	Pulpa de madera, papel y cartón	500.000	0	0	0	0	500.000
402	05	03	00	Productos de papel y cartón para oficina	500.000	0	0	0	0	500.000
402	06	00	00	Productos químicos y derivados	1.000.000	0	0	0	0	1.000.000
402	06	03	00	Tintas, pinturas y colorantes	1.000.000	0	0	0	0	1.000.000
402	08	00	00	Productos metálicos	250.000	0	0	0	0	250.000
402	08	10	00	Repuestos y accesorios para otros equipos	250.000	0	0	0	0	250.000
402	10	00	00	Productos varios y útiles diversos	6.200.000	0	0	0	0	6.200.000
402	10	02	00	Materiales y útiles de limpieza y aseo	450.000	0	0	0	0	450.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	750.000	0	0	0	0	750.000
402	10	08	00	Materiales para equipos de computación	5.000.000	0	0	0	0	5.000.000
402	99	00	00	Otros materiales y suministros	500.000	0	0	0	0	500.000
402	99	01	00	Otros materiales y suministros	500.000	0	0	0	0	500.000
				Totales	**13.950.000**	**0**	**0**	**0**	**0**	**13.950.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128755 570094000 CONSOLIDACIÓN DE LAS DIFERENTES FORMAS YEXPRESIONES DE ORGANIZACIÓN DEL PODER POPULAR 2016.

OBJETIVO DEL PROYECTO: CONSOLIDAR LA GESTIÓN DE LAS DIFERENTES FORMAS DE ORGANIZACIÓN Y EXPRESIONES DEL PODER POPULAR PARA MEJORAR LOS NIVELES DE PARTICIPACIÓN Y ORGANIZACIÓN

UNIDAD DE MEDIDA: INSTANCIA DEL PODER POPULAR **META:** 16.189

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA ORGANIZACIÓN Y PARTICIPACIÓN COMUNAL Y SOCIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 570094003 CONFORMACIÓN DE LAS SALAS DE BATALLA SOCIAL EN LOS ESPACIOS TERRITORIALES CON CUALIDAD SOCIO PRODUCTIVA Y POLÍTICA PARA TRASCENDER A COMUNAS.

UNIDAD DE MEDIDA: SALA **META:** 252

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ORGANIZACIÓN Y PARTICIPACIÓN COMUNAL Y SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.700.000**	**0**	**0**	**0**	**0**	**13.700.000**
402	01	00	00	Productos alimenticios y agropecuarios	5.000.000	0	0	0	0	5.000.000
402	01	01	00	Alimentos y bebidas para personas	5.000.000	0	0	0	0	5.000.000
402	05	00	00	Productos de papel, cartón e impresos	1.500.000	0	0	0	0	1.500.000
402	05	01	00	Pulpa de madera, papel y cartón	500.000	0	0	0	0	500.000
402	05	02	00	Envases y cajas de papel y cartón	500.000	0	0	0	0	500.000
402	05	03	00	Productos de papel y cartón para oficina	500.000	0	0	0	0	500.000
402	06	00	00	Productos químicos y derivados	250.000	0	0	0	0	250.000
402	06	08	00	Productos plásticos	250.000	0	0	0	0	250.000
402	08	00	00	Productos metálicos	250.000	0	0	0	0	250.000
402	08	10	00	Repuestos y accesorios para otros equipos	250.000	0	0	0	0	250.000
402	10	00	00	Productos varios y útiles diversos	6.200.000	0	0	0	0	6.200.000
402	10	02	00	Materiales y útiles de limpieza y aseo	450.000	0	0	0	0	450.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	750.000	0	0	0	0	750.000
402	10	08	00	Materiales para equipos de computación	5.000.000	0	0	0	0	5.000.000
402	99	00	00	Otros materiales y suministros	500.000	0	0	0	0	500.000
402	99	01	00	Otros materiales y suministros	500.000	0	0	0	0	500.000
				Totales	**13.700.000**	**0**	**0**	**0**	**0**	**13.700.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128695 570095000 IMPULSO A LAS ASOCIACIONES COOPERATIVAS PARA EL FORTALECIMIENTO DEL SISTEMA ECONÓMICO COMUNAL

OBJETIVO DEL PROYECTO: IMPULSAR A LAS ASOCIACIONES COOPERATIVAS, MEDIANTE LA IMPLEMENTACIÓN DE ACCIONES DIRIGIDAS A SU ACOMPAÑAMIENTO INTEGRAL Y TRANSFERENCIA DE RECURSOS FINANCIEROS Y NO FINANCIEROS, A FIN DE LOGRAR LA INTEGRACIÓN ACTIVA DE DICHAS ORGANIZACIONES EN EL SISTEMA ECONÓMICO COMUNAL Y EN EL DESARROLLO SOCIO PRODUCTIVO DEL PAÍS

UNIDAD DE MEDIDA: COOPERATIVA **META:** 30.140

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE COOPERATIVAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**6.398.645**	**0**	**0**	**0**	**0**	**6.398.645**
402	01	00	00	Productos alimenticios y agropecuarios	477.332	0	0	0	0	477.332
402	01	01	00	Alimentos y bebidas para personas	477.332	0	0	0	0	477.332
402	03	00	00	Textiles y vestuarios	393.460	0	0	0	0	393.460
402	03	02	00	Prendas de vestir	393.460	0	0	0	0	393.460
402	04	00	00	Productos de cuero y caucho	231.717	0	0	0	0	231.717
402	04	03	00	Cauchos y tripas para vehículos	231.717	0	0	0	0	231.717
402	05	00	00	Productos de papel, cartón e impresos	1.210.432	0	0	0	0	1.210.432
402	05	01	00	Pulpa de madera, papel y cartón	29.450	0	0	0	0	29.450
402	05	02	00	Envases y cajas de papel y cartón	6.417	0	0	0	0	6.417
402	05	03	00	Productos de papel y cartón para oficina	1.114.865	0	0	0	0	1.114.865
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	59.700	0	0	0	0	59.700
402	06	00	00	Productos químicos y derivados	69.200	0	0	0	0	69.200
402	06	03	00	Tintas, pinturas y colorantes	17.400	0	0	0	0	17.400
402	06	06	00	Combustibles y lubricantes	10.017	0	0	0	0	10.017
402	06	08	00	Productos plásticos	41.783	0	0	0	0	41.783
402	08	00	00	Productos metálicos	38.327	0	0	0	0	38.327
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	38.327	0	0	0	0	38.327
402	10	00	00	Productos varios y útiles diversos	3.954.927	0	0	0	0	3.954.927
402	10	01	00	Artículos de deporte, recreación y juguetes	43.069	0	0	0	0	43.069
402	10	02	00	Materiales y útiles de limpieza y aseo	152.069	0	0	0	0	152.069
402	10	03	00	Utensilios de cocina y comedor	63.791	0	0	0	0	63.791
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	974.078	0	0	0	0	974.078
402	10	06	00	Condecoraciones, ofrendas y similares	44.997	0	0	0	0	44.997
402	10	07	00	Productos de seguridad en el trabajo	25.398	0	0	0	0	25.398
402	10	08	00	Materiales para equipos de computación	2.607.025	0	0	0	0	2.607.025
402	10	11	00	Materiales eléctricos	44.500	0	0	0	0	44.500
402	99	00	00	Otros materiales y suministros	23.250	0	0	0	0	23.250
402	99	01	00	Otros materiales y suministros	23.250	0	0	0	0	23.250

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128695 570095000 IMPULSO A LAS ASOCIACIONES COOPERATIVAS PARA EL FORTALECIMIENTO DEL SISTEMA ECONÓMICO COMUNAL

OBJETIVO DEL PROYECTO: IMPULSAR A LAS ASOCIACIONES COOPERATIVAS, MEDIANTE LA IMPLEMENTACIÓN DE ACCIONES DIRIGIDAS A SU ACOMPAÑAMIENTO INTEGRAL Y TRANSFERENCIA DE RECURSOS FINANCIEROS Y NO FINANCIEROS, A FIN DE LOGRAR LA INTEGRACIÓN ACTIVA DE DICHAS ORGANIZACIONES EN EL SISTEMA ECONÓMICO COMUNAL Y EN EL DESARROLLO SOCIO PRODUCTIVO DEL PAÍS

UNIDAD DE MEDIDA: COOPERATIVA **META:** 30.140

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE COOPERATIVAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**5.345.434**	**0**	**0**	**0**	**0**	**5.345.434**
403	01	00	00	Alquileres de inmuebles	183.250	0	0	0	0	183.250
403	01	01	00	Alquileres de edificios y locales	183.250	0	0	0	0	183.250
403	02	00	00	Alquileres de maquinaria y equipos	68.600	0	0	0	0	68.600
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	68.600	0	0	0	0	68.600
403	06	00	00	Servicios de transporte y almacenaje	239.500	0	0	0	0	239.500
403	06	01	00	Fletes y embalajes	39.500	0	0	0	0	39.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	200.000	0	0	0	0	200.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.719.981	0	0	0	0	1.719.981
403	07	01	00	Publicidad y propaganda	183.379	0	0	0	0	183.379
403	07	02	00	Imprenta y reproducción	405.241	0	0	0	0	405.241
403	07	03	00	Relaciones sociales	1.131.361	0	0	0	0	1.131.361
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	114.000	0	0	0	0	114.000
403	08	01	00	Primas y gastos de seguros	114.000	0	0	0	0	114.000
403	09	00	00	Viáticos y pasajes	1.086.114	0	0	0	0	1.086.114
403	09	01	00	Viáticos y pasajes dentro del país	985.631	0	0	0	0	985.631
403	09	02	00	Viáticos y pasajes fuera del país	100.483	0	0	0	0	100.483
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	273.064	0	0	0	0	273.064
403	10	07	00	Servicios de capacitación y adiestramiento	135.564	0	0	0	0	135.564
403	10	99	00	Otros servicios profesionales y técnicos	137.500	0	0	0	0	137.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	365.100	0	0	0	0	365.100
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	86.500	0	0	0	0	86.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	164.100	0	0	0	0	164.100
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	114.500	0	0	0	0	114.500
403	18	00	00	Impuestos indirectos	1.184.575	0	0	0	0	1.184.575
403	18	01	00	Impuesto al valor agregado	1.174.545	0	0	0	0	1.174.545
403	18	99	00	Otros impuestos indirectos	10.030	0	0	0	0	10.030
403	99	00	00	Otros servicios no personales	111.250	0	0	0	0	111.250
403	99	01	00	Otros servicios no personales	111.250	0	0	0	0	111.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128695 570095000 IMPULSO A LAS ASOCIACIONES COOPERATIVAS PARA EL FORTALECIMIENTO DEL SISTEMA ECONÓMICO COMUNAL

OBJETIVO DEL PROYECTO: IMPULSAR A LAS ASOCIACIONES COOPERATIVAS, MEDIANTE LA IMPLEMENTACIÓN DE ACCIONES DIRIGIDAS A SU ACOMPAÑAMIENTO INTEGRAL Y TRANSFERENCIA DE RECURSOS FINANCIEROS Y NO FINANCIEROS, A FIN DE LOGRAR LA INTEGRACIÓN ACTIVA DE DICHAS ORGANIZACIONES EN EL SISTEMA ECONÓMICO COMUNAL Y EN EL DESARROLLO SOCIO PRODUCTIVO DEL PAÍS

UNIDAD DE MEDIDA: COOPERATIVA **META:** 30.140

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE COOPERATIVAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.500.000**	**0**	**0**	**0**	**0**	**4.500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	2.137.500	0	0	0	0	2.137.500
407	01	02	00	Donaciones corrientes internas al sector privado	2.137.500	0	0	0	0	2.137.500
407	01	02	01	Donaciones corrientes a personas	2.137.500	0	0	0	0	2.137.500
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	2.362.500	0	0	0	0	2.362.500
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	2.362.500	0	0	0	0	2.362.500
407	12	01	01	Transferencias Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	2.362.500	0	0	0	0	2.362.500
				Totales	**16.244.079**	**0**	**0**	**0**	**0**	**16.244.079**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

57 - 24

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128695 570095000 IMPULSO A LAS ASOCIACIONES COOPERATIVAS PARA EL FORTALECIMIENTO DEL SISTEMA ECONÓMICO COMUNAL

OBJETIVO DEL PROYECTO: IMPULSAR A LAS ASOCIACIONES COOPERATIVAS, MEDIANTE LA IMPLEMENTACIÓN DE ACCIONES DIRIGIDAS A SU ACOMPAÑAMIENTO INTEGRAL Y TRANSFERENCIA DE RECURSOS FINANCIEROS Y NO FINANCIEROS, A FIN DE LOGRAR LA INTEGRACIÓN ACTIVA DE DICHAS ORGANIZACIONES EN EL SISTEMA ECONÓMICO COMUNAL Y EN EL DESARROLLO SOCIO PRODUCTIVO DEL PAÍS

UNIDAD DE MEDIDA: COOPERATIVA **META:** 30.140

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE COOPERATIVAS **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128695 570095000 IMPULSO A LAS ASOCIACIONES COOPERATIVAS PARA EL FORTALECIMIENTO DEL SISTEMA ECONÓMICO COMUNAL

OBJETIVO DEL PROYECTO: IMPULSAR A LAS ASOCIACIONES COOPERATIVAS, MEDIANTE LA IMPLEMENTACIÓN DE ACCIONES DIRIGIDAS A SU ACOMPAÑAMIENTO INTEGRAL Y TRANSFERENCIA DE RECURSOS FINANCIEROS Y NO FINANCIEROS, A FIN DE LOGRAR LA INTEGRACIÓN ACTIVA DE DICHAS ORGANIZACIONES EN EL SISTEMA ECONÓMICO COMUNAL Y EN EL DESARROLLO SOCIO PRODUCTIVO DEL PAÍS

UNIDAD DE MEDIDA: COOPERATIVA **META:** 30.140

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE COOPERATIVAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 570095001 ACOMPAÑAMIENTO INTEGRAL A LAS ASOCIACIONES COOPERATIVAS

UNIDAD DE MEDIDA: COOPERATIVA **META:** 22.100

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE COOPERATIVAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.555.507**	**0**	**0**	**0**	**0**	**4.555.507**
402	01	00	00	Productos alimenticios y agropecuarios	277.084	0	0	0	0	277.084
402	01	01	00	Alimentos y bebidas para personas	277.084	0	0	0	0	277.084
402	03	00	00	Textiles y vestuarios	264.810	0	0	0	0	264.810
402	03	02	00	Prendas de vestir	264.810	0	0	0	0	264.810
402	04	00	00	Productos de cuero y caucho	231.717	0	0	0	0	231.717
402	04	03	00	Cauchos y tripas para vehículos	231.717	0	0	0	0	231.717
402	05	00	00	Productos de papel, cartón e impresos	835.700	0	0	0	0	835.700
402	05	01	00	Pulpa de madera, papel y cartón	19.000	0	0	0	0	19.000
402	05	03	00	Productos de papel y cartón para oficina	757.000	0	0	0	0	757.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	59.700	0	0	0	0	59.700
402	06	00	00	Productos químicos y derivados	56.413	0	0	0	0	56.413
402	06	03	00	Tintas, pinturas y colorantes	17.400	0	0	0	0	17.400
402	06	06	00	Combustibles y lubricantes	10.017	0	0	0	0	10.017
402	06	08	00	Productos plásticos	28.996	0	0	0	0	28.996
402	08	00	00	Productos metálicos	38.327	0	0	0	0	38.327
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	38.327	0	0	0	0	38.327
402	10	00	00	Productos varios y útiles diversos	2.840.806	0	0	0	0	2.840.806
402	10	01	00	Artículos de deporte, recreación y juguetes	43.069	0	0	0	0	43.069
402	10	02	00	Materiales y útiles de limpieza y aseo	106.733	0	0	0	0	106.733
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	752.166	0	0	0	0	752.166
402	10	06	00	Condecoraciones, ofrendas y similares	23.733	0	0	0	0	23.733
402	10	07	00	Productos de seguridad en el trabajo	14.398	0	0	0	0	14.398
402	10	08	00	Materiales para equipos de computación	1.856.207	0	0	0	0	1.856.207
402	10	11	00	Materiales eléctricos	44.500	0	0	0	0	44.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128695 570095000 IMPULSO A LAS ASOCIACIONES COOPERATIVAS PARA EL FORTALECIMIENTO DEL SISTEMA ECONÓMICO COMUNAL

OBJETIVO DEL PROYECTO: IMPULSAR A LAS ASOCIACIONES COOPERATIVAS, MEDIANTE LA IMPLEMENTACIÓN DE ACCIONES DIRIGIDAS A SU ACOMPAÑAMIENTO INTEGRAL Y TRANSFERENCIA DE RECURSOS FINANCIEROS Y NO FINANCIEROS, A FIN DE LOGRAR LA INTEGRACIÓN ACTIVA DE DICHAS ORGANIZACIONES EN EL SISTEMA ECONÓMICO COMUNAL Y EN EL DESARROLLO SOCIO PRODUCTIVO DEL PAÍS

UNIDAD DE MEDIDA: COOPERATIVA **META:** 30.140

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE COOPERATIVAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 570095001 ACOMPAÑAMIENTO INTEGRAL A LAS ASOCIACIONES COOPERATIVAS

UNIDAD DE MEDIDA: COOPERATIVA **META:** 22.100

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE COOPERATIVAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	99	00	00	Otros materiales y suministros	10.650	0	0	0	0	10.650
402	99	01	00	Otros materiales y suministros	10.650	0	0	0	0	10.650
403	**00**	**00**	**00**	**Servicios no personales**	**3.723.735**	**0**	**0**	**0**	**0**	**3.723.735**
403	01	00	00	Alquileres de inmuebles	183.250	0	0	0	0	183.250
403	01	01	00	Alquileres de edificios y locales	183.250	0	0	0	0	183.250
403	02	00	00	Alquileres de maquinaria y equipos	47.200	0	0	0	0	47.200
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	47.200	0	0	0	0	47.200
403	06	00	00	Servicios de transporte y almacenaje	131.800	0	0	0	0	131.800
403	06	01	00	Fletes y embalajes	31.800	0	0	0	0	31.800
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	100.000	0	0	0	0	100.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.080.080	0	0	0	0	1.080.080
403	07	01	00	Publicidad y propaganda	118.683	0	0	0	0	118.683
403	07	02	00	Imprenta y reproducción	263.367	0	0	0	0	263.367
403	07	03	00	Relaciones sociales	698.030	0	0	0	0	698.030
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	114.000	0	0	0	0	114.000
403	08	01	00	Primas y gastos de seguros	114.000	0	0	0	0	114.000
403	09	00	00	Viáticos y pasajes	653.513	0	0	0	0	653.513
403	09	01	00	Viáticos y pasajes dentro del país	553.030	0	0	0	0	553.030
403	09	02	00	Viáticos y pasajes fuera del país	100.483	0	0	0	0	100.483
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	203.500	0	0	0	0	203.500
403	10	07	00	Servicios de capacitación y adiestramiento	66.000	0	0	0	0	66.000
403	10	99	00	Otros servicios profesionales y técnicos	137.500	0	0	0	0	137.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	365.100	0	0	0	0	365.100
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	86.500	0	0	0	0	86.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128695 570095000 IMPULSO A LAS ASOCIACIONES COOPERATIVAS PARA EL FORTALECIMIENTO DEL SISTEMA ECONÓMICO COMUNAL

OBJETIVO DEL PROYECTO: IMPULSAR A LAS ASOCIACIONES COOPERATIVAS, MEDIANTE LA IMPLEMENTACIÓN DE ACCIONES DIRIGIDAS A SU ACOMPAÑAMIENTO INTEGRAL Y TRANSFERENCIA DE RECURSOS FINANCIEROS Y NO FINANCIEROS, A FIN DE LOGRAR LA INTEGRACIÓN ACTIVA DE DICHAS ORGANIZACIONES EN EL SISTEMA ECONÓMICO COMUNAL Y EN EL DESARROLLO SOCIO PRODUCTIVO DEL PAÍS

UNIDAD DE MEDIDA: COOPERATIVA **META:** 30.140

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE COOPERATIVAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 570095001 ACOMPAÑAMIENTO INTEGRAL A LAS ASOCIACIONES COOPERATIVAS

UNIDAD DE MEDIDA: COOPERATIVA **META:** 22.100

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE COOPERATIVAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	164.100	0	0	0	0	164.100
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	114.500	0	0	0	0	114.500
403	18	00	00	Impuestos indirectos	834.042	0	0	0	0	834.042
403	18	01	00	Impuesto al valor agregado	826.972	0	0	0	0	826.972
403	18	99	00	Otros impuestos indirectos	7.070	0	0	0	0	7.070
403	99	00	00	Otros servicios no personales	111.250	0	0	0	0	111.250
403	99	01	00	Otros servicios no personales	111.250	0	0	0	0	111.250
				Totales	**8.279.242**	**0**	**0**	**0**	**0**	**8.279.242**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128695 570095000 IMPULSO A LAS ASOCIACIONES COOPERATIVAS PARA EL FORTALECIMIENTO DEL SISTEMA ECONÓMICO COMUNAL

OBJETIVO DEL PROYECTO: IMPULSAR A LAS ASOCIACIONES COOPERATIVAS, MEDIANTE LA IMPLEMENTACIÓN DE ACCIONES DIRIGIDAS A SU ACOMPAÑAMIENTO INTEGRAL Y TRANSFERENCIA DE RECURSOS FINANCIEROS Y NO FINANCIEROS, A FIN DE LOGRAR LA INTEGRACIÓN ACTIVA DE DICHAS ORGANIZACIONES EN EL SISTEMA ECONÓMICO COMUNAL Y EN EL DESARROLLO SOCIO PRODUCTIVO DEL PAÍS

UNIDAD DE MEDIDA: COOPERATIVA **META:** 30.140

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE COOPERATIVAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 570095002 VINCULACIÓN DE LAS ASOCIACIONES COOPERATIVAS CON LAS INSTANCIAS DEL PODER POPULAR

UNIDAD DE MEDIDA: COOPERATIVA **META:** 8.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE COOPERATIVAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.843.138**	**0**	**0**	**0**	**0**	**1.843.138**
402	01	00	00	Productos alimenticios y agropecuarios	200.248	0	0	0	0	200.248
402	01	01	00	Alimentos y bebidas para personas	200.248	0	0	0	0	200.248
402	03	00	00	Textiles y vestuarios	128.650	0	0	0	0	128.650
402	03	02	00	Prendas de vestir	128.650	0	0	0	0	128.650
402	05	00	00	Productos de papel, cartón e impresos	374.732	0	0	0	0	374.732
402	05	01	00	Pulpa de madera, papel y cartón	10.450	0	0	0	0	10.450
402	05	02	00	Envases y cajas de papel y cartón	6.417	0	0	0	0	6.417
402	05	03	00	Productos de papel y cartón para oficina	357.865	0	0	0	0	357.865
402	06	00	00	Productos químicos y derivados	12.787	0	0	0	0	12.787
402	06	08	00	Productos plásticos	12.787	0	0	0	0	12.787
402	10	00	00	Productos varios y útiles diversos	1.114.121	0	0	0	0	1.114.121
402	10	02	00	Materiales y útiles de limpieza y aseo	45.336	0	0	0	0	45.336
402	10	03	00	Utensilios de cocina y comedor	63.791	0	0	0	0	63.791
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	221.912	0	0	0	0	221.912
402	10	06	00	Condecoraciones, ofrendas y similares	21.264	0	0	0	0	21.264
402	10	07	00	Productos de seguridad en el trabajo	11.000	0	0	0	0	11.000
402	10	08	00	Materiales para equipos de computación	750.818	0	0	0	0	750.818
402	99	00	00	Otros materiales y suministros	12.600	0	0	0	0	12.600
402	99	01	00	Otros materiales y suministros	12.600	0	0	0	0	12.600
403	**00**	**00**	**00**	**Servicios no personales**	**1.621.699**	**0**	**0**	**0**	**0**	**1.621.699**
403	02	00	00	Alquileres de maquinaria y equipos	21.400	0	0	0	0	21.400
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	21.400	0	0	0	0	21.400
403	06	00	00	Servicios de transporte y almacenaje	107.700	0	0	0	0	107.700
403	06	01	00	Fletes y embalajes	7.700	0	0	0	0	7.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128695 570095000 IMPULSO A LAS ASOCIACIONES COOPERATIVAS PARA EL FORTALECIMIENTO DEL SISTEMA ECONÓMICO COMUNAL

OBJETIVO DEL PROYECTO: IMPULSAR A LAS ASOCIACIONES COOPERATIVAS, MEDIANTE LA IMPLEMENTACIÓN DE ACCIONES DIRIGIDAS A SU ACOMPAÑAMIENTO INTEGRAL Y TRANSFERENCIA DE RECURSOS FINANCIEROS Y NO FINANCIEROS, A FIN DE LOGRAR LA INTEGRACIÓN ACTIVA DE DICHAS ORGANIZACIONES EN EL SISTEMA ECONÓMICO COMUNAL Y EN EL DESARROLLO SOCIO PRODUCTIVO DEL PAÍS

UNIDAD DE MEDIDA: COOPERATIVA **META:** 30.140

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE COOPERATIVAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 570095002 VINCULACIÓN DE LAS ASOCIACIONES COOPERATIVAS CON LAS INSTANCIAS DEL PODER POPULAR

UNIDAD DE MEDIDA: COOPERATIVA **META:** 8.000

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE COOPERATIVAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	100.000	0	0	0	0	100.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	639.901	0	0	0	0	639.901
403	07	01	00	Publicidad y propaganda	64.696	0	0	0	0	64.696
403	07	02	00	Imprenta y reproducción	141.874	0	0	0	0	141.874
403	07	03	00	Relaciones sociales	433.331	0	0	0	0	433.331
403	09	00	00	Viáticos y pasajes	432.601	0	0	0	0	432.601
403	09	01	00	Viáticos y pasajes dentro del país	432.601	0	0	0	0	432.601
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	69.564	0	0	0	0	69.564
403	10	07	00	Servicios de capacitación y adiestramiento	69.564	0	0	0	0	69.564
403	18	00	00	Impuestos indirectos	350.533	0	0	0	0	350.533
403	18	01	00	Impuesto al valor agregado	347.573	0	0	0	0	347.573
403	18	99	00	Otros impuestos indirectos	2.960	0	0	0	0	2.960
				Totales	**3.464.837**	**0**	**0**	**0**	**0**	**3.464.837**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128695 570095000 IMPULSO A LAS ASOCIACIONES COOPERATIVAS PARA EL FORTALECIMIENTO DEL SISTEMA ECONÓMICO COMUNAL

OBJETIVO DEL PROYECTO: IMPULSAR A LAS ASOCIACIONES COOPERATIVAS, MEDIANTE LA IMPLEMENTACIÓN DE ACCIONES DIRIGIDAS A SU ACOMPAÑAMIENTO INTEGRAL Y TRANSFERENCIA DE RECURSOS FINANCIEROS Y NO FINANCIEROS, A FIN DE LOGRAR LA INTEGRACIÓN ACTIVA DE DICHAS ORGANIZACIONES EN EL SISTEMA ECONÓMICO COMUNAL Y EN EL DESARROLLO SOCIO PRODUCTIVO DEL PAÍS

UNIDAD DE MEDIDA: COOPERATIVA **META:** 30.140

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE COOPERATIVAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 570095003 TRANSFERENCIAS DE RECURSOS FINANCIEROS Y NO FINANCIEROS A LAS ORGANIZACIONES SOCIOPRODUCTIVAS

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 40

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE COOPERATIVAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**4.500.000**	**0**	**0**	**0**	**0**	**4.500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	2.137.500	0	0	0	0	2.137.500
407	01	02	00	Donaciones corrientes internas al sector privado	2.137.500	0	0	0	0	2.137.500
407	01	02	01	Donaciones corrientes a personas	2.137.500	0	0	0	0	2.137.500
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	2.362.500	0	0	0	0	2.362.500
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	2.362.500	0	0	0	0	2.362.500
407	12	01	01	Transferencias Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	2.362.500	0	0	0	0	2.362.500
				Totales	**4.500.000**	**0**	**0**	**0**	**0**	**4.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128692 570096000 FORMACIÓN DE VOCEROS(AS) Y SERVIDORES(AS) PÚBLICOS PARA EL FORTALECIMIENTO DE LA ORGANIZACIÓN Y DEL AUTOGOBIERNO COMUNAL

OBJETIVO DEL PROYECTO: FORMAR A VOCEROS Y VOCERAS DE CONSEJOS COMUNALES Y COMUNAS Y SERVIDORES PÚBLICOS QUE ACOMPAÑAN AL PODER POPULAR EN LOS PROGRAMAS DE FORMACIÓN PROMOVIDOS POR EL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES BAJO LAS MODALIDADES DE FORMACIÓN PRESENCIAL Y VIRTUAL, PARA EL FORTALECIMIENTO DE LA GESTIÓN Y EL EJERCICIO DEL AUTOGOBIERNO COMUNAL.

UNIDAD DE MEDIDA: PERSONA **META:** 75.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DEL SISTEMA DE FORMACIÓN COMUNAL Y MOVIMIENTOS SOCIALES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**31.050.159**	**0**	**0**	**0**	**0**	**31.050.159**
402	01	00	00	Productos alimenticios y agropecuarios	5.000.000	0	0	0	0	5.000.000
402	01	01	00	Alimentos y bebidas para personas	5.000.000	0	0	0	0	5.000.000
402	03	00	00	Textiles y vestuarios	5.000.000	0	0	0	0	5.000.000
402	03	01	00	Textiles	2.000.000	0	0	0	0	2.000.000
402	03	02	00	Prendas de vestir	3.000.000	0	0	0	0	3.000.000
402	05	00	00	Productos de papel, cartón e impresos	11.106.748	0	0	0	0	11.106.748
402	05	01	00	Pulpa de madera, papel y cartón	500.000	0	0	0	0	500.000
402	05	03	00	Productos de papel y cartón para oficina	4.606.748	0	0	0	0	4.606.748
402	05	04	00	Libros, revistas y periódicos	2.000.000	0	0	0	0	2.000.000
402	05	05	00	Material de enseñanza	2.500.000	0	0	0	0	2.500.000
402	05	06	00	Productos de papel y cartón para computación	500.000	0	0	0	0	500.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.000.000	0	0	0	0	1.000.000
402	06	00	00	Productos químicos y derivados	4.080.000	0	0	0	0	4.080.000
402	06	03	00	Tintas, pinturas y colorantes	2.500.000	0	0	0	0	2.500.000
402	06	06	00	Combustibles y lubricantes	500.000	0	0	0	0	500.000
402	06	08	00	Productos plásticos	1.080.000	0	0	0	0	1.080.000
402	08	00	00	Productos metálicos	500.000	0	0	0	0	500.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	500.000	0	0	0	0	500.000
402	10	00	00	Productos varios y útiles diversos	5.363.411	0	0	0	0	5.363.411
402	10	01	00	Artículos de deporte, recreación y juguetes	500.000	0	0	0	0	500.000
402	10	02	00	Materiales y útiles de limpieza y aseo	400.000	0	0	0	0	400.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.183.411	0	0	0	0	2.183.411
402	10	08	00	Materiales para equipos de computación	1.980.000	0	0	0	0	1.980.000
402	10	99	00	Otros productos y útiles diversos	300.000	0	0	0	0	300.000
403	00	00	00	**Servicios no personales**	**41.858.189**	**0**	**0**	**0**	**0**	**41.858.189**
403	02	00	00	Alquileres de maquinaria y equipos	4.000.000	0	0	0	0	4.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	4.000.000	0	0	0	0	4.000.000
403	04	00	00	Servicios básicos	1.189.440	0	0	0	0	1.189.440

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128692 570096000 FORMACIÓN DE VOCEROS(AS) Y SERVIDORES(AS) PÚBLICOS PARA EL FORTALECIMIENTO DE LA ORGANIZACIÓN Y DEL AUTOGOBIERNO COMUNAL

OBJETIVO DEL PROYECTO: FORMAR A VOCEROS Y VOCERAS DE CONSEJOS COMUNALES Y COMUNAS Y SERVIDORES PÚBLICOS QUE ACOMPAÑAN AL PODER POPULAR EN LOS PROGRAMAS DE FORMACIÓN PROMOVIDOS POR EL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES BAJO LAS MODALIDADES DE FORMACIÓN PRESENCIAL Y VIRTUAL, PARA EL FORTALECIMIENTO DE LA GESTIÓN Y EL EJERCICIO DEL AUTOGOBIERNO COMUNAL.

UNIDAD DE MEDIDA: PERSONA **META:** 75.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DEL SISTEMA DE FORMACIÓN COMUNAL Y MOVIMIENTOS SOCIALES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	05	00	Servicio de comunicaciones	1.189.440	0	0	0	0	1.189.440
403	07	00	00	Servicios de información, impresión y relaciones públicas	14.224.800	0	0	0	0	14.224.800
403	07	02	00	Imprenta y reproducción	6.400.000	0	0	0	0	6.400.000
403	07	03	00	Relaciones sociales	7.824.800	0	0	0	0	7.824.800
403	09	00	00	Viáticos y pasajes	9.584.000	0	0	0	0	9.584.000
403	09	01	00	Viáticos y pasajes dentro del país	9.584.000	0	0	0	0	9.584.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	4.820.000	0	0	0	0	4.820.000
403	10	11	00	Servicios para la elaboración y suministro de comida	2.900.000	0	0	0	0	2.900.000
403	10	99	00	Otros servicios profesionales y técnicos	1.920.000	0	0	0	0	1.920.000
403	18	00	00	Impuestos indirectos	8.039.949	0	0	0	0	8.039.949
403	18	01	00	Impuesto al valor agregado	8.039.949	0	0	0	0	8.039.949
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.000.000**	**0**	**0**	**0**	**0**	**3.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	3.000.000	0	0	0	0	3.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	3.000.000	0	0	0	0	3.000.000
407	01	02	01	Donaciones corrientes a personas	3.000.000	0	0	0	0	3.000.000
				Totales	**75.908.348**	**0**	**0**	**0**	**0**	**75.908.348**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128692 570096000 FORMACIÓN DE VOCEROS(AS) Y SERVIDORES(AS) PÚBLICOS PARA EL FORTALECIMIENTO DE LA ORGANIZACIÓN Y DEL AUTOGOBIERNO COMUNAL

OBJETIVO DEL PROYECTO: FORMAR A VOCEROS Y VOCERAS DE CONSEJOS COMUNALES Y COMUNAS Y SERVIDORES PÚBLICOS QUE ACOMPAÑAN AL PODER POPULAR EN LOS PROGRAMAS DE FORMACIÓN PROMOVIDOS POR EL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES BAJO LAS MODALIDADES DE FORMACIÓN PRESENCIAL Y VIRTUAL, PARA EL FORTALECIMIENTO DE LA GESTIÓN Y EL EJERCICIO DEL AUTOGOBIERNO COMUNAL.

UNIDAD DE MEDIDA: PERSONA

META: 75.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DEL SISTEMA DE FORMACIÓN COMUNAL Y MOVIMIENTOS SOCIALES

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128692 570096000 FORMACIÓN DE VOCEROS(AS) Y SERVIDORES(AS) PÚBLICOS PARA EL FORTALECIMIENTO DE LA ORGANIZACIÓN Y DEL AUTOGOBIERNO COMUNAL

OBJETIVO DEL PROYECTO: FORMAR A VOCEROS Y VOCERAS DE CONSEJOS COMUNALES Y COMUNAS Y SERVIDORES PÚBLICOS QUE ACOMPAÑAN AL PODER POPULAR EN LOS PROGRAMAS DE FORMACIÓN PROMOVIDOS POR EL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES BAJO LAS MODALIDADES DE FORMACIÓN PRESENCIAL Y VIRTUAL, PARA EL FORTALECIMIENTO DE LA GESTIÓN Y EL EJERCICIO DEL AUTOGOBIERNO COMUNAL.

UNIDAD DE MEDIDA: PERSONA **META:** 75.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DEL SISTEMA DE FORMACIÓN COMUNAL Y MOVIMIENTOS SOCIALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 570096001 DISEÑO DE PROGRAMAS DE FORMACIÓN EN MODALIDAD PRESENCIAL Y EN ENTORNOS VIRTUALES DE APRENDIZAJE

UNIDAD DE MEDIDA: PROGRAMA **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DEL SISTEMA DE FORMACIÓN COMUNAL Y MOVIMIENTOS SOCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.928.000**	**0**	**0**	**0**	**0**	**1.928.000**
402	05	00	00	Productos de papel, cartón e impresos	768.000	0	0	0	0	768.000
402	05	03	00	Productos de papel y cartón para oficina	768.000	0	0	0	0	768.000
402	10	00	00	Productos varios y útiles diversos	1.160.000	0	0	0	0	1.160.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	600.000	0	0	0	0	600.000
402	10	08	00	Materiales para equipos de computación	560.000	0	0	0	0	560.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.584.505**	**0**	**0**	**0**	**0**	**3.584.505**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.200.000	0	0	0	0	1.200.000
403	07	02	00	Imprenta y reproducción	900.000	0	0	0	0	900.000
403	07	03	00	Relaciones sociales	300.000	0	0	0	0	300.000
403	09	00	00	Viáticos y pasajes	800.000	0	0	0	0	800.000
403	09	01	00	Viáticos y pasajes dentro del país	800.000	0	0	0	0	800.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.100.000	0	0	0	0	1.100.000
403	10	11	00	Servicios para la elaboración y suministro de comida	400.000	0	0	0	0	400.000
403	10	99	00	Otros servicios profesionales y técnicos	700.000	0	0	0	0	700.000
403	18	00	00	Impuestos indirectos	484.505	0	0	0	0	484.505
403	18	01	00	Impuesto al valor agregado	484.505	0	0	0	0	484.505
				Totales	**5.512.505**	**0**	**0**	**0**	**0**	**5.512.505**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128692 570096000 FORMACIÓN DE VOCEROS(AS) Y SERVIDORES(AS) PÚBLICOS PARA EL FORTALECIMIENTO DE LA ORGANIZACIÓN Y DEL AUTOGOBIERNO COMUNAL

OBJETIVO DEL PROYECTO: FORMAR A VOCEROS Y VOCERAS DE CONSEJOS COMUNALES Y COMUNAS Y SERVIDORES PÚBLICOS QUE ACOMPAÑAN AL PODER POPULAR EN LOS PROGRAMAS DE FORMACIÓN PROMOVIDOS POR EL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES BAJO LAS MODALIDADES DE FORMACIÓN PRESENCIAL Y VIRTUAL, PARA EL FORTALECIMIENTO DE LA GESTIÓN Y EL EJERCICIO DEL AUTOGOBIERNO COMUNAL.

UNIDAD DE MEDIDA: PERSONA **META:** 75.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DEL SISTEMA DE FORMACIÓN COMUNAL Y MOVIMIENTOS SOCIALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 570096002 FORMACIÓN PARA LAS VOCERÍAS DE LOS CONSEJOS COMUNALES, LAS COMUNAS, LOS MOVIMIENTOS SOCIALES Y SERVIDORES QUE ACOMPAÑAN EL PODER POPULAR EN MODALIDAD PRESENCIAL Y EN ENTORNOS VIRTUALES DE APRENDIZAJE

UNIDAD DE MEDIDA: PERSONA **META:** 75.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DEL SISTEMA DE FORMACIÓN COMUNAL Y MOVIMIENTOS SOCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**22.376.150**	**0**	**0**	**0**	**0**	**22.376.150**
402	01	00	00	Productos alimenticios y agropecuarios	5.000.000	0	0	0	0	5.000.000
402	01	01	00	Alimentos y bebidas para personas	5.000.000	0	0	0	0	5.000.000
402	03	00	00	Textiles y vestuarios	5.000.000	0	0	0	0	5.000.000
402	03	01	00	Textiles	2.000.000	0	0	0	0	2.000.000
402	03	02	00	Prendas de vestir	3.000.000	0	0	0	0	3.000.000
402	05	00	00	Productos de papel, cartón e impresos	6.000.000	0	0	0	0	6.000.000
402	05	01	00	Pulpa de madera, papel y cartón	500.000	0	0	0	0	500.000
402	05	03	00	Productos de papel y cartón para oficina	2.500.000	0	0	0	0	2.500.000
402	05	05	00	Material de enseñanza	1.500.000	0	0	0	0	1.500.000
402	05	06	00	Productos de papel y cartón para computación	500.000	0	0	0	0	500.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.000.000	0	0	0	0	1.000.000
402	06	00	00	Productos químicos y derivados	4.080.000	0	0	0	0	4.080.000
402	06	03	00	Tintas, pinturas y colorantes	2.500.000	0	0	0	0	2.500.000
402	06	06	00	Combustibles y lubricantes	500.000	0	0	0	0	500.000
402	06	08	00	Productos plásticos	1.080.000	0	0	0	0	1.080.000
402	08	00	00	Productos metálicos	500.000	0	0	0	0	500.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	500.000	0	0	0	0	500.000
402	10	00	00	Productos varios y útiles diversos	1.796.150	0	0	0	0	1.796.150
402	10	01	00	Artículos de deporte, recreación y juguetes	500.000	0	0	0	0	500.000
402	10	02	00	Materiales y útiles de limpieza y aseo	400.000	0	0	0	0	400.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	476.150	0	0	0	0	476.150
402	10	08	00	Materiales para equipos de computación	420.000	0	0	0	0	420.000
403	00	00	00	**Servicios no personales**	**36.194.576**	**0**	**0**	**0**	**0**	**36.194.576**
403	02	00	00	Alquileres de maquinaria y equipos	4.000.000	0	0	0	0	4.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128692 570096000 FORMACIÓN DE VOCEROS(AS) Y SERVIDORES(AS) PÚBLICOS PARA EL FORTALECIMIENTO DE LA ORGANIZACIÓN Y DEL AUTOGOBIERNO COMUNAL

OBJETIVO DEL PROYECTO: FORMAR A VOCEROS Y VOCERAS DE CONSEJOS COMUNALES Y COMUNAS Y SERVIDORES PÚBLICOS QUE ACOMPAÑAN AL PODER POPULAR EN LOS PROGRAMAS DE FORMACIÓN PROMOVIDOS POR EL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES BAJO LAS MODALIDADES DE FORMACIÓN PRESENCIAL Y VIRTUAL, PARA EL FORTALECIMIENTO DE LA GESTIÓN Y EL EJERCICIO DEL AUTOGOBIERNO COMUNAL.

UNIDAD DE MEDIDA: PERSONA **META:** 75.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DEL SISTEMA DE FORMACIÓN COMUNAL Y MOVIMIENTOS SOCIALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 570096002 FORMACIÓN PARA LAS VOCERÍAS DE LOS CONSEJOS COMUNALES, LAS COMUNAS, LOS MOVIMIENTOS SOCIALES Y SERVIDORES QUE ACOMPAÑAN EL PODER POPULAR EN MODALIDAD PRESENCIAL Y EN ENTORNOS VIRTUALES DE APRENDIZAJE

UNIDAD DE MEDIDA: PERSONA **META:** 75.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DEL SISTEMA DE FORMACIÓN COMUNAL Y MOVIMIENTOS SOCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	4.000.000	0	0	0	0	4.000.000
403	04	00	00	Servicios básicos	1.189.440	0	0	0	0	1.189.440
403	04	05	00	Servicio de comunicaciones	1.189.440	0	0	0	0	1.189.440
403	07	00	00	Servicios de información, impresión y relaciones públicas	12.524.800	0	0	0	0	12.524.800
403	07	02	00	Imprenta y reproducción	5.000.000	0	0	0	0	5.000.000
403	07	03	00	Relaciones sociales	7.524.800	0	0	0	0	7.524.800
403	09	00	00	Viáticos y pasajes	8.200.000	0	0	0	0	8.200.000
403	09	01	00	Viáticos y pasajes dentro del país	8.200.000	0	0	0	0	8.200.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.300.000	0	0	0	0	3.300.000
403	10	11	00	Servicios para la elaboración y suministro de comida	2.500.000	0	0	0	0	2.500.000
403	10	99	00	Otros servicios profesionales y técnicos	800.000	0	0	0	0	800.000
403	18	00	00	Impuestos indirectos	6.980.336	0	0	0	0	6.980.336
403	18	01	00	Impuesto al valor agregado	6.980.336	0	0	0	0	6.980.336
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.000.000**	**0**	**0**	**0**	**0**	**3.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	3.000.000	0	0	0	0	3.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	3.000.000	0	0	0	0	3.000.000
407	01	02	01	Donaciones corrientes a personas	3.000.000	0	0	0	0	3.000.000
				Totales	**61.570.726**	**0**	**0**	**0**	**0**	**61.570.726**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128692 570096000 FORMACIÓN DE VOCEROS(AS) Y SERVIDORES(AS) PÚBLICOS PARA EL FORTALECIMIENTO DE LA ORGANIZACIÓN Y DEL AUTOGOBIERNO COMUNAL

OBJETIVO DEL PROYECTO: FORMAR A VOCEROS Y VOCERAS DE CONSEJOS COMUNALES Y COMUNAS Y SERVIDORES PÚBLICOS QUE ACOMPAÑAN AL PODER POPULAR EN LOS PROGRAMAS DE FORMACIÓN PROMOVIDOS POR EL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES BAJO LAS MODALIDADES DE FORMACIÓN PRESENCIAL Y VIRTUAL, PARA EL FORTALECIMIENTO DE LA GESTIÓN Y EL EJERCICIO DEL AUTOGOBIERNO COMUNAL.

UNIDAD DE MEDIDA: PERSONA **META:** 75.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DEL SISTEMA DE FORMACIÓN COMUNAL Y MOVIMIENTOS SOCIALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 570096003 PUBLICACIÓN DE MATERIALES QUE CONTRIBUYAN CON LA FORMACIÓN DE LAS COMUNAS, MOVIMIENTOS SOCIALES Y SERVIDORES PÚBLICOS

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 6

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DEL SISTEMA DE FORMACIÓN COMUNAL Y MOVIMIENTOS SOCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**6.746.009**	**0**	**0**	**0**	**0**	**6.746.009**
402	05	00	00	Productos de papel, cartón e impresos	4.338.748	0	0	0	0	4.338.748
402	05	03	00	Productos de papel y cartón para oficina	1.338.748	0	0	0	0	1.338.748
402	05	04	00	Libros, revistas y periódicos	2.000.000	0	0	0	0	2.000.000
402	05	05	00	Material de enseñanza	1.000.000	0	0	0	0	1.000.000
402	10	00	00	Productos varios y útiles diversos	2.407.261	0	0	0	0	2.407.261
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.107.261	0	0	0	0	1.107.261
402	10	08	00	Materiales para equipos de computación	1.000.000	0	0	0	0	1.000.000
402	10	99	00	Otros productos y útiles diversos	300.000	0	0	0	0	300.000
403	00	00	00	**Servicios no personales**	**2.079.108**	**0**	**0**	**0**	**0**	**2.079.108**
403	07	00	00	Servicios de información, impresión y relaciones públicas	500.000	0	0	0	0	500.000
403	07	02	00	Imprenta y reproducción	500.000	0	0	0	0	500.000
403	09	00	00	Viáticos y pasajes	584.000	0	0	0	0	584.000
403	09	01	00	Viáticos y pasajes dentro del país	584.000	0	0	0	0	584.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	420.000	0	0	0	0	420.000
403	10	99	00	Otros servicios profesionales y técnicos	420.000	0	0	0	0	420.000
403	18	00	00	Impuestos indirectos	575.108	0	0	0	0	575.108
403	18	01	00	Impuesto al valor agregado	575.108	0	0	0	0	575.108
				Totales	**8.825.117**	**0**	**0**	**0**	**0**	**8.825.117**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128877 570097000 CONSOLIDAR LAS INSTANCIAS DE AUTOGOBIERNO COMUNAL, EN CUANTO A SU DESARROLLO Y FUNCIONAMIENTO, MEDIANTE LA APLICACIÓN DE HERRAMIENTAS TÉCNICAS Y METODOLÓGICAS.

OBJETIVO DEL PROYECTO: CONSOLIDAR LAS INSTANCIAS DE AUTOGOBIERNO COMUNAL Y SUS SISTEMAS DE AGREGACIÓN, A TRAVÉS DEL APOYO TÉCNICO Y METODOLÓGICO PARA SU ÓPTIMO FUNCIONAMIENTO.

UNIDAD DE MEDIDA: COMUNA(S) **META:** 300

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMUNAS Y MOVIMIENTOS SOCIALES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**29.128.798**	**0**	**0**	**0**	**0**	**29.128.798**
402	01	00	00	Productos alimenticios y agropecuarios	4.656.015	0	0	0	0	4.656.015
402	01	01	00	Alimentos y bebidas para personas	4.656.015	0	0	0	0	4.656.015
402	03	00	00	Textiles y vestuarios	860.000	0	0	0	0	860.000
402	03	02	00	Prendas de vestir	620.000	0	0	0	0	620.000
402	03	99	00	Otros productos textiles y vestuarios	240.000	0	0	0	0	240.000
402	04	00	00	Productos de cuero y caucho	500.000	0	0	0	0	500.000
402	04	03	00	Cauchos y tripas para vehículos	500.000	0	0	0	0	500.000
402	05	00	00	Productos de papel, cartón e impresos	15.179.104	0	0	0	0	15.179.104
402	05	01	00	Pulpa de madera, papel y cartón	2.655.258	0	0	0	0	2.655.258
402	05	02	00	Envases y cajas de papel y cartón	20.020	0	0	0	0	20.020
402	05	03	00	Productos de papel y cartón para oficina	4.873.080	0	0	0	0	4.873.080
402	05	04	00	Libros, revistas y periódicos	3.687.714	0	0	0	0	3.687.714
402	05	06	00	Productos de papel y cartón para computación	25.000	0	0	0	0	25.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.918.032	0	0	0	0	3.918.032
402	06	00	00	Productos químicos y derivados	650.000	0	0	0	0	650.000
402	06	06	00	Combustibles y lubricantes	450.000	0	0	0	0	450.000
402	06	08	00	Productos plásticos	200.000	0	0	0	0	200.000
402	08	00	00	Productos metálicos	3.710.000	0	0	0	0	3.710.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	700.000	0	0	0	0	700.000
402	08	10	00	Repuestos y accesorios para otros equipos	3.010.000	0	0	0	0	3.010.000
402	10	00	00	Productos varios y útiles diversos	3.573.679	0	0	0	0	3.573.679
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	719.672	0	0	0	0	719.672
402	10	08	00	Materiales para equipos de computación	2.854.007	0	0	0	0	2.854.007
403	00	00	00	**Servicios no personales**	**43.015.838**	**0**	**0**	**0**	**0**	**43.015.838**
403	01	00	00	Alquileres de inmuebles	309.399	0	0	0	0	309.399
403	01	01	00	Alquileres de edificios y locales	309.399	0	0	0	0	309.399
403	02	00	00	Alquileres de maquinaria y equipos	160.000	0	0	0	0	160.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	160.000	0	0	0	0	160.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128877 570097000 CONSOLIDAR LAS INSTANCIAS DE AUTOGOBIERNO COMUNAL, EN CUANTO A SU DESARROLLO Y FUNCIONAMIENTO, MEDIANTE LA APLICACIÓN DE HERRAMIENTAS TÉCNICAS Y METODOLÓGICAS.

OBJETIVO DEL PROYECTO: CONSOLIDAR LAS INSTANCIAS DE AUTOGOBIERNO COMUNAL Y SUS SISTEMAS DE AGREGACIÓN, A TRAVÉS DEL APOYO TÉCNICO Y METODOLÓGICO PARA SU ÓPTIMO FUNCIONAMIENTO.

UNIDAD DE MEDIDA: COMUNA(S) **META:** 300

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMUNAS Y MOVIMIENTOS SOCIALES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.513.352	0	0	0	0	15.513.352
403	07	02	00	Imprenta y reproducción	6.560.000	0	0	0	0	6.560.000
403	07	03	00	Relaciones sociales	8.020.016	0	0	0	0	8.020.016
403	07	04	00	Avisos	933.336	0	0	0	0	933.336
403	09	00	00	Viáticos y pasajes	16.782.103	0	0	0	0	16.782.103
403	09	01	00	Viáticos y pasajes dentro del país	10.340.003	0	0	0	0	10.340.003
403	09	02	00	Viáticos y pasajes fuera del país	5.640.010	0	0	0	0	5.640.010
403	09	03	00	Asignación por kilómetros recorridos	802.090	0	0	0	0	802.090
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	4.350.984	0	0	0	0	4.350.984
403	10	11	00	Servicios para la elaboración y suministro de comida	3.270.984	0	0	0	0	3.270.984
403	10	99	00	Otros servicios profesionales y técnicos	1.080.000	0	0	0	0	1.080.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.500.000	0	0	0	0	1.500.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.500.000	0	0	0	0	1.500.000
403	18	00	00	Impuestos indirectos	4.400.000	0	0	0	0	4.400.000
403	18	01	00	Impuesto al valor agregado	4.400.000	0	0	0	0	4.400.000
404	**00**	**00**	**00**	**Activos reales**	**1.052.700**	**0**	**0**	**0**	**0**	**1.052.700**
404	04	00	00	Equipos de transporte, tracción y elevación	1.052.700	0	0	0	0	1.052.700
404	04	01	00	Vehículos automotores terrestres	1.052.700	0	0	0	0	1.052.700
				Totales	**73.197.336**	**0**	**0**	**0**	**0**	**73.197.336**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128877 570097000 CONSOLIDAR LAS INSTANCIAS DE AUTOGOBIERNO COMUNAL, EN CUANTO A SU DESARROLLO Y FUNCIONAMIENTO, MEDIANTE LA APLICACIÓN DE HERRAMIENTAS TÉCNICAS Y METODOLÓGICAS.

OBJETIVO DEL PROYECTO: CONSOLIDAR LAS INSTANCIAS DE AUTOGOBIERNO COMUNAL Y SUS SISTEMAS DE AGREGACIÓN, A TRAVÉS DEL APOYO TÉCNICO Y METODOLÓGICO PARA SU ÓPTIMO FUNCIONAMIENTO.

UNIDAD DE MEDIDA: COMUNA(S) **META:** 300

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMUNAS Y MOVIMIENTOS SOCIALES **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128877 570097000 CONSOLIDAR LAS INSTANCIAS DE AUTOGOBIERNO COMUNAL, EN CUANTO A SU DESARROLLO Y FUNCIONAMIENTO, MEDIANTE LA APLICACIÓN DE HERRAMIENTAS TÉCNICAS Y METODOLÓGICAS.

OBJETIVO DEL PROYECTO: CONSOLIDAR LAS INSTANCIAS DE AUTOGOBIERNO COMUNAL Y SUS SISTEMAS DE AGREGACIÓN, A TRAVÉS DEL APOYO TÉCNICO Y METODOLÓGICO PARA SU ÓPTIMO FUNCIONAMIENTO.

UNIDAD DE MEDIDA: COMUNA(S) **META:** 300

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMUNAS Y MOVIMIENTOS SOCIALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 570097001 CARACTERIZAR Y MONITOREAR EL FUNCIONAMIENTO DE LAS COMUNAS Y SUS INSTANCIAS, PARA LA REDEFINICIÓN DE ACCIONES QUE POTENCIEN EL AUTOGOBIERNO COMUNAL.

UNIDAD DE MEDIDA: COMUNA(S) **META:** 300

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMUNAS Y MOVIMIENTOS SOCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.500.168**	**0**	**0**	**0**	**0**	**6.500.168**
402	01	00	00	Productos alimenticios y agropecuarios	1.759.474	0	0	0	0	1.759.474
402	01	01	00	Alimentos y bebidas para personas	1.759.474	0	0	0	0	1.759.474
402	03	00	00	Textiles y vestuarios	120.000	0	0	0	0	120.000
402	03	02	00	Prendas de vestir	120.000	0	0	0	0	120.000
402	04	00	00	Productos de cuero y caucho	500.000	0	0	0	0	500.000
402	04	03	00	Cauchos y tripas para vehículos	500.000	0	0	0	0	500.000
402	05	00	00	Productos de papel, cartón e impresos	1.729.378	0	0	0	0	1.729.378
402	05	01	00	Pulpa de madera, papel y cartón	144.000	0	0	0	0	144.000
402	05	02	00	Envases y cajas de papel y cartón	20.020	0	0	0	0	20.020
402	05	03	00	Productos de papel y cartón para oficina	600.000	0	0	0	0	600.000
402	05	04	00	Libros, revistas y periódicos	298.958	0	0	0	0	298.958
402	05	06	00	Productos de papel y cartón para computación	25.000	0	0	0	0	25.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	641.400	0	0	0	0	641.400
402	06	00	00	Productos químicos y derivados	650.000	0	0	0	0	650.000
402	06	06	00	Combustibles y lubricantes	450.000	0	0	0	0	450.000
402	06	08	00	Productos plásticos	200.000	0	0	0	0	200.000
402	08	00	00	Productos metálicos	1.300.000	0	0	0	0	1.300.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	700.000	0	0	0	0	700.000
402	08	10	00	Repuestos y accesorios para otros equipos	600.000	0	0	0	0	600.000
402	10	00	00	Productos varios y útiles diversos	441.316	0	0	0	0	441.316
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	41.316	0	0	0	0	41.316
402	10	08	00	Materiales para equipos de computación	400.000	0	0	0	0	400.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.415.092**	**0**	**0**	**0**	**0**	**5.415.092**
403	01	00	00	Alquileres de inmuebles	18.000	0	0	0	0	18.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128877 570097000 CONSOLIDAR LAS INSTANCIAS DE AUTOGOBIERNO COMUNAL, EN CUANTO A SU DESARROLLO Y FUNCIONAMIENTO, MEDIANTE LA APLICACIÓN DE HERRAMIENTAS TÉCNICAS Y METODOLÓGICAS.

OBJETIVO DEL PROYECTO: CONSOLIDAR LAS INSTANCIAS DE AUTOGOBIERNO COMUNAL Y SUS SISTEMAS DE AGREGACIÓN, A TRAVÉS DEL APOYO TÉCNICO Y METODOLÓGICO PARA SU ÓPTIMO FUNCIONAMIENTO.

UNIDAD DE MEDIDA: COMUNA(S) **META:** 300

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMUNAS Y MOVIMIENTOS SOCIALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 570097001 CARACTERIZAR Y MONITOREAR EL FUNCIONAMIENTO DE LAS COMUNAS Y SUS INSTANCIAS, PARA LA REDEFINICIÓN DE ACCIONES QUE POTENCIEN EL AUTOGOBIERNO COMUNAL.

UNIDAD DE MEDIDA: COMUNA(S) **META:** 300

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMUNAS Y MOVIMIENTOS SOCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	01	01	00	Alquileres de edificios y locales	18.000	0	0	0	0	18.000
403	02	00	00	Alquileres de maquinaria y equipos	40.000	0	0	0	0	40.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	40.000	0	0	0	0	40.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.313.336	0	0	0	0	1.313.336
403	07	02	00	Imprenta y reproducción	360.000	0	0	0	0	360.000
403	07	03	00	Relaciones sociales	720.000	0	0	0	0	720.000
403	07	04	00	Avisos	233.336	0	0	0	0	233.336
403	09	00	00	Viáticos y pasajes	2.498.760	0	0	0	0	2.498.760
403	09	01	00	Viáticos y pasajes dentro del país	2.040.000	0	0	0	0	2.040.000
403	09	02	00	Viáticos y pasajes fuera del país	240.000	0	0	0	0	240.000
403	09	03	00	Asignación por kilómetros recorridos	218.760	0	0	0	0	218.760
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	444.996	0	0	0	0	444.996
403	10	11	00	Servicios para la elaboración y suministro de comida	174.996	0	0	0	0	174.996
403	10	99	00	Otros servicios profesionales y técnicos	270.000	0	0	0	0	270.000
403	18	00	00	Impuestos indirectos	1.100.000	0	0	0	0	1.100.000
403	18	01	00	Impuesto al valor agregado	1.100.000	0	0	0	0	1.100.000
404	**00**	**00**	**00**	**Activos reales**	**1.052.700**	**0**	**0**	**0**	**0**	**1.052.700**
404	04	00	00	Equipos de transporte, tracción y elevación	1.052.700	0	0	0	0	1.052.700
404	04	01	00	Vehículos automotores terrestres	1.052.700	0	0	0	0	1.052.700
				Totales	**12.967.960**	**0**	**0**	**0**	**0**	**12.967.960**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128877 570097000 CONSOLIDAR LAS INSTANCIAS DE AUTOGOBIERNO COMUNAL, EN CUANTO A SU DESARROLLO Y FUNCIONAMIENTO, MEDIANTE LA APLICACIÓN DE HERRAMIENTAS TÉCNICAS Y METODOLÓGICAS.

OBJETIVO DEL PROYECTO: CONSOLIDAR LAS INSTANCIAS DE AUTOGOBIERNO COMUNAL Y SUS SISTEMAS DE AGREGACIÓN, A TRAVÉS DEL APOYO TÉCNICO Y METODOLÓGICO PARA SU ÓPTIMO FUNCIONAMIENTO.

UNIDAD DE MEDIDA: COMUNA(S) **META:** 300

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMUNAS Y MOVIMIENTOS SOCIALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 570097002 IMPULSAR EL EJERCICIO COMPARTIDO DE LA GESTIÓN ENTRE LAS INSTANCIAS DE AUTOGOBIERNO Y LOS TRES NIVELES DE GOBIERNO, A FIN DE POTENCIAR LOS TERRITORIOS COMUNALES.

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMUNAS Y MOVIMIENTOS SOCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**5.841.506**	0	0	0	0	**5.841.506**
402	01	00	00	Productos alimenticios y agropecuarios	2.406.538	0	0	0	0	2.406.538
402	01	01	00	Alimentos y bebidas para personas	2.406.538	0	0	0	0	2.406.538
402	03	00	00	Textiles y vestuarios	740.000	0	0	0	0	740.000
402	03	02	00	Prendas de vestir	500.000	0	0	0	0	500.000
402	03	99	00	Otros productos textiles y vestuarios	240.000	0	0	0	0	240.000
402	05	00	00	Productos de papel, cartón e impresos	1.733.652	0	0	0	0	1.733.652
402	05	01	00	Pulpa de madera, papel y cartón	432.252	0	0	0	0	432.252
402	05	03	00	Productos de papel y cartón para oficina	420.000	0	0	0	0	420.000
402	05	04	00	Libros, revistas y periódicos	240.000	0	0	0	0	240.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	641.400	0	0	0	0	641.400
402	08	00	00	Productos metálicos	510.000	0	0	0	0	510.000
402	08	10	00	Repuestos y accesorios para otros equipos	510.000	0	0	0	0	510.000
402	10	00	00	Productos varios y útiles diversos	451.316	0	0	0	0	451.316
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	41.316	0	0	0	0	41.316
402	10	08	00	Materiales para equipos de computación	410.000	0	0	0	0	410.000
403	00	00	00	**Servicios no personales**	**23.166.184**	0	0	0	0	**23.166.184**
403	01	00	00	Alquileres de inmuebles	72.002	0	0	0	0	72.002
403	01	01	00	Alquileres de edificios y locales	72.002	0	0	0	0	72.002
403	02	00	00	Alquileres de maquinaria y equipos	120.000	0	0	0	0	120.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	120.000	0	0	0	0	120.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.425.008	0	0	0	0	6.425.008
403	07	02	00	Imprenta y reproducción	2.700.000	0	0	0	0	2.700.000
403	07	03	00	Relaciones sociales	3.025.008	0	0	0	0	3.025.008
403	07	04	00	Avisos	700.000	0	0	0	0	700.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128877 570097000 CONSOLIDAR LAS INSTANCIAS DE AUTOGOBIERNO COMUNAL, EN CUANTO A SU DESARROLLO Y FUNCIONAMIENTO, MEDIANTE LA APLICACIÓN DE HERRAMIENTAS TÉCNICAS Y METODOLÓGICAS.

OBJETIVO DEL PROYECTO: CONSOLIDAR LAS INSTANCIAS DE AUTOGOBIERNO COMUNAL Y SUS SISTEMAS DE AGREGACIÓN, A TRAVÉS DEL APOYO TÉCNICO Y METODOLÓGICO PARA SU ÓPTIMO FUNCIONAMIENTO.

UNIDAD DE MEDIDA: COMUNA(S) **META:** 300

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMUNAS Y MOVIMIENTOS SOCIALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 570097002 IMPULSAR EL EJERCICIO COMPARTIDO DE LA GESTIÓN ENTRE LAS INSTANCIAS DE AUTOGOBIERNO Y LOS TRES NIVELES DE GOBIERNO, A FIN DE POTENCIAR LOS TERRITORIOS COMUNALES.

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMUNAS Y MOVIMIENTOS SOCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	00	00	Viáticos y pasajes	13.991.678	0	0	0	0	13.991.678
403	09	01	00	Viáticos y pasajes dentro del país	8.300.003	0	0	0	0	8.300.003
403	09	02	00	Viáticos y pasajes fuera del país	5.400.010	0	0	0	0	5.400.010
403	09	03	00	Asignación por kilómetros recorridos	291.665	0	0	0	0	291.665
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	707.496	0	0	0	0	707.496
403	10	11	00	Servicios para la elaboración y suministro de comida	437.496	0	0	0	0	437.496
403	10	99	00	Otros servicios profesionales y técnicos	270.000	0	0	0	0	270.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	750.000	0	0	0	0	750.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	750.000	0	0	0	0	750.000
403	18	00	00	Impuestos indirectos	1.100.000	0	0	0	0	1.100.000
403	18	01	00	Impuesto al valor agregado	1.100.000	0	0	0	0	1.100.000
				Totales	**29.007.690**	**0**	**0**	**0**	**0**	**29.007.690**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128877 570097000 CONSOLIDAR LAS INSTANCIAS DE AUTOGOBIERNO COMUNAL, EN CUANTO A SU DESARROLLO Y FUNCIONAMIENTO, MEDIANTE LA APLICACIÓN DE HERRAMIENTAS TÉCNICAS Y METODOLÓGICAS.

OBJETIVO DEL PROYECTO: CONSOLIDAR LAS INSTANCIAS DE AUTOGOBIERNO COMUNAL Y SUS SISTEMAS DE AGREGACIÓN, A TRAVÉS DEL APOYO TÉCNICO Y METODOLÓGICO PARA SU ÓPTIMO FUNCIONAMIENTO.

UNIDAD DE MEDIDA: COMUNA(S) **META:** 300

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMUNAS Y MOVIMIENTOS SOCIALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 570097003 APLICAR SEGUIMIENTO Y EVALUACIÓN PERMANENTE A LAS METAS ESTABLECIDAS EN LAS MESAS TÉCNICAS ESTADALES, PARA LA MATERIALIZACIÓN DEL PROCESO DE TRANSFERENCIAS AL PODER POPULAR.

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMUNAS Y MOVIMIENTOS SOCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.499.044**	**0**	**0**	**0**	**0**	**6.499.044**
402	01	00	00	Productos alimenticios y agropecuarios	190.000	0	0	0	0	190.000
402	01	01	00	Alimentos y bebidas para personas	190.000	0	0	0	0	190.000
402	05	00	00	Productos de papel, cartón e impresos	3.950.000	0	0	0	0	3.950.000
402	05	01	00	Pulpa de madera, papel y cartón	350.000	0	0	0	0	350.000
402	05	03	00	Productos de papel y cartón para oficina	1.770.000	0	0	0	0	1.770.000
402	05	04	00	Libros, revistas y periódicos	580.000	0	0	0	0	580.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.250.000	0	0	0	0	1.250.000
402	08	00	00	Productos metálicos	700.000	0	0	0	0	700.000
402	08	10	00	Repuestos y accesorios para otros equipos	700.000	0	0	0	0	700.000
402	10	00	00	Productos varios y útiles diversos	1.659.044	0	0	0	0	1.659.044
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	637.040	0	0	0	0	637.040
402	10	08	00	Materiales para equipos de computación	1.022.004	0	0	0	0	1.022.004
403	**00**	**00**	**00**	**Servicios no personales**	**4.903.661**	**0**	**0**	**0**	**0**	**4.903.661**
403	01	00	00	Alquileres de inmuebles	4.500	0	0	0	0	4.500
403	01	01	00	Alquileres de edificios y locales	4.500	0	0	0	0	4.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.050.000	0	0	0	0	2.050.000
403	07	02	00	Imprenta y reproducción	800.000	0	0	0	0	800.000
403	07	03	00	Relaciones sociales	1.250.000	0	0	0	0	1.250.000
403	09	00	00	Viáticos y pasajes	291.665	0	0	0	0	291.665
403	09	03	00	Asignación por kilómetros recorridos	291.665	0	0	0	0	291.665
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	707.496	0	0	0	0	707.496
403	10	11	00	Servicios para la elaboración y suministro de comida	437.496	0	0	0	0	437.496
403	10	99	00	Otros servicios profesionales y técnicos	270.000	0	0	0	0	270.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	750.000	0	0	0	0	750.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128877 570097000 CONSOLIDAR LAS INSTANCIAS DE AUTOGOBIERNO COMUNAL, EN CUANTO A SU DESARROLLO Y FUNCIONAMIENTO, MEDIANTE LA APLICACIÓN DE HERRAMIENTAS TÉCNICAS Y METODOLÓGICAS.

OBJETIVO DEL PROYECTO: CONSOLIDAR LAS INSTANCIAS DE AUTOGOBIERNO COMUNAL Y SUS SISTEMAS DE AGREGACIÓN, A TRAVÉS DEL APOYO TÉCNICO Y METODOLÓGICO PARA SU ÓPTIMO FUNCIONAMIENTO.

UNIDAD DE MEDIDA: COMUNA(S) **META:** 300

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMUNAS Y MOVIMIENTOS SOCIALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 570097003 APLICAR SEGUIMIENTO Y EVALUACIÓN PERMANENTE A LAS METAS ESTABLECIDAS EN LAS MESAS TÉCNICAS ESTADALES, PARA LA MATERIALIZACIÓN DEL PROCESO DE TRANSFERENCIAS AL PODER POPULAR.

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMUNAS Y MOVIMIENTOS SOCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	16	01	00	Servicios de diversión, esparcimiento y culturales	750.000	0	0	0	0	750.000
403	18	00	00	Impuestos indirectos	1.100.000	0	0	0	0	1.100.000
403	18	01	00	Impuesto al valor agregado	1.100.000	0	0	0	0	1.100.000
				Totales	**11.402.705**	**0**	**0**	**0**	**0**	**11.402.705**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 128877 570097000 CONSOLIDAR LAS INSTANCIAS DE AUTOGOBIERNO COMUNAL, EN CUANTO A SU DESARROLLO Y FUNCIONAMIENTO, MEDIANTE LA APLICACIÓN DE HERRAMIENTAS TÉCNICAS Y METODOLÓGICAS.

OBJETIVO DEL PROYECTO: CONSOLIDAR LAS INSTANCIAS DE AUTOGOBIERNO COMUNAL Y SUS SISTEMAS DE AGREGACIÓN, A TRAVÉS DEL APOYO TÉCNICO Y METODOLÓGICO PARA SU ÓPTIMO FUNCIONAMIENTO.

UNIDAD DE MEDIDA: COMUNA(S) **META:** 300

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMUNAS Y MOVIMIENTOS SOCIALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 570097004 CONSTRUIR LA MEMORIA HISTÓRICA DEL NUEVO ESTADO COMUNAL, MEDIANTE LA SISTEMATIZACIÓN DE EXPERIENCIAS EXITOSAS.

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE COMUNAS Y MOVIMIENTOS SOCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**10.288.080**	0	0	0	0	**10.288.080**
402	01	00	00	Productos alimenticios y agropecuarios	300.003	0	0	0	0	300.003
402	01	01	00	Alimentos y bebidas para personas	300.003	0	0	0	0	300.003
402	05	00	00	Productos de papel, cartón e impresos	7.766.074	0	0	0	0	7.766.074
402	05	01	00	Pulpa de madera, papel y cartón	1.729.006	0	0	0	0	1.729.006
402	05	03	00	Productos de papel y cartón para oficina	2.083.080	0	0	0	0	2.083.080
402	05	04	00	Libros, revistas y periódicos	2.568.756	0	0	0	0	2.568.756
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.385.232	0	0	0	0	1.385.232
402	08	00	00	Productos metálicos	1.200.000	0	0	0	0	1.200.000
402	08	10	00	Repuestos y accesorios para otros equipos	1.200.000	0	0	0	0	1.200.000
402	10	00	00	Productos varios y útiles diversos	1.022.003	0	0	0	0	1.022.003
402	10	08	00	Materiales para equipos de computación	1.022.003	0	0	0	0	1.022.003
403	00	00	00	**Servicios no personales**	**9.530.901**	0	0	0	0	**9.530.901**
403	01	00	00	Alquileres de inmuebles	214.897	0	0	0	0	214.897
403	01	01	00	Alquileres de edificios y locales	214.897	0	0	0	0	214.897
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.725.008	0	0	0	0	5.725.008
403	07	02	00	Imprenta y reproducción	2.700.000	0	0	0	0	2.700.000
403	07	03	00	Relaciones sociales	3.025.008	0	0	0	0	3.025.008
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.490.996	0	0	0	0	2.490.996
403	10	11	00	Servicios para la elaboración y suministro de comida	2.220.996	0	0	0	0	2.220.996
403	10	99	00	Otros servicios profesionales y técnicos	270.000	0	0	0	0	270.000
403	18	00	00	Impuestos indirectos	1.100.000	0	0	0	0	1.100.000
403	18	01	00	Impuesto al valor agregado	1.100.000	0	0	0	0	1.100.000
				Totales	**19.818.981**	0	0	0	0	**19.818.981**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 579999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 724.913.379

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**724.913.379**	**0**	**0**	**0**	**0**	**724.913.379**
407	01	00	00	Transferencias y donaciones corrientes internas	724.913.379	0	0	0	0	724.913.379
407	01	03	00	Transferencias corrientes internas al sector público	724.913.379	0	0	0	0	724.913.379
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	537.471.109	0	0	0	0	537.471.109
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	187.442.270	0	0	0	0	187.442.270
				Totales	**724.913.379**	**0**	**0**	**0**	**0**	**724.913.379**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 579999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 724.913.379

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**724.913.379**	**0**	**0**	**0**	**0**	**724.913.379**
407	01	00	00	Transferencias y donaciones corrientes internas	724.913.379	0	0	0	0	724.913.379
407	01	03	00	Transferencias corrientes internas al sector público	724.913.379	0	0	0	0	724.913.379
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	537.471.109	0	0	0	0	537.471.109
				- A0305 Fundación "Centro de Estudios Biológicos sobre Crecimiento y Desarrollo de la Población Venezolana" (FUNDACREDESA)	21.989.998	0	0	0	0	21.989.998
				- A0326 Fundación para el Desarrollo y Promoción del Poder Comunal (FUNDACOMUNAL)	515.481.111	0	0	0	0	515.481.111
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	187.442.270	0	0	0	0	187.442.270
				- A0842 Fondo de Desarrollo Microfinanciero (FONDEMI)	187.442.270	0	0	0	0	187.442.270
				Totales	**724.913.379**	**0**	**0**	**0**	**0**	**724.913.379**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 579999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 724.913.379

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 579999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN "CENTRO DE ESTUDIOS BIOLÓGICOS SOBRE CRECIMIENTO Y DESARROLLO DE LA POBLACIÓN VENEZOLANA" (FUNDACREDESA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 537.471.109

RESPONSABLE/EJECUTOR: GESTION ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**537.471.109**	**0**	**0**	**0**	**0**	**537.471.109**
407	01	00	00	Transferencias y donaciones corrientes internas	537.471.109	0	0	0	0	537.471.109
407	01	03	00	Transferencias corrientes internas al sector público	537.471.109	0	0	0	0	537.471.109
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	537.471.109	0	0	0	0	537.471.109
				Totales	**537.471.109**	**0**	**0**	**0**	**0**	**537.471.109**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PROYECTO: 579999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 724.913.379

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 579999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FONDO DE DESARROLLO MICROFINANCIERO (FONDEMI)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 187.442.270

RESPONSABLE/EJECUTOR: GESTION ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**187.442.270**	**0**	**0**	**0**	**0**	**187.442.270**
407	01	00	00	Transferencias y donaciones corrientes internas	187.442.270	0	0	0	0	187.442.270
407	01	03	00	Transferencias corrientes internas al sector público	187.442.270	0	0	0	0	187.442.270
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	187.442.270	0	0	0	0	187.442.270
				Totales	**187.442.270**	**0**	**0**	**0**	**0**	**187.442.270**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

ACCIÓN CENTRALIZADA: 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**1.462.741.894**	0	0	0	0	**1.462.741.894**
401	01	00	00	Sueldos, salarios y otras retribuciones	395.597.160	0	0	0	0	395.597.160
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	83.800.693	0	0	0	0	83.800.693
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	74.253.378	0	0	0	0	74.253.378
401	01	18	00	Remuneraciones al personal contratado	181.373.484	0	0	0	0	181.373.484
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	174.757.663	0	0	0	0	174.757.663
401	01	18	02	Remuneraciones por honorarios profesionales	6.615.821	0	0	0	0	6.615.821
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	53.810.000	0	0	0	0	53.810.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	89.064	0	0	0	0	89.064
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	356.241	0	0	0	0	356.241
401	01	99	00	Otras retribuciones	1.914.300	0	0	0	0	1.914.300
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	11.123.969	0	0	0	0	11.123.969
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.710.148	0	0	0	0	5.710.148
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	4.939.203	0	0	0	0	4.939.203
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.041	0	0	0	0	25.041
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	449.577	0	0	0	0	449.577
401	03	00	00	Primas	69.181.782	0	0	0	0	69.181.782
401	03	03	00	Primas por hogar a empleados	1.914.053	0	0	0	0	1.914.053
401	03	04	00	Primas por hijos a empleados	2.187.489	0	0	0	0	2.187.489
401	03	08	00	Primas de profesionalización a empleados	3.997.179	0	0	0	0	3.997.179
401	03	09	00	Primas por antigüedad a empleados	3.117.172	0	0	0	0	3.117.172
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	9.055.369	0	0	0	0	9.055.369
401	03	18	00	Primas por hogar a obreros	1.899.693	0	0	0	0	1.899.693
401	03	19	00	Primas por hijos de obreros	2.171.078	0	0	0	0	2.171.078
401	03	21	00	Primas por antigüedad a obreros	3.083.148	0	0	0	0	3.083.148
401	03	22	00	Primas de profesionalización a obreros	6.502.430	0	0	0	0	6.502.430
401	03	38	00	Primas por hogar al personal contratado	8.577.597	0	0	0	0	8.577.597
401	03	39	00	Primas por hijos al personal contratado	836.000	0	0	0	0	836.000
401	03	40	00	Primas de profesionalización al personal contratado	8.014.850	0	0	0	0	8.014.850
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	130.407	0	0	0	0	130.407
401	03	47	00	Primas al personal de alto nivel y de dirección	4.088.183	0	0	0	0	4.088.183

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

ACCIÓN CENTRALIZADA: 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	9.189	0	0	0	0	9.189
401	03	95	00	Otras primas al personal de alto nivel y de dirección	522.243	0	0	0	0	522.243
401	03	97	00	Otras primas a empleados	6.562.468	0	0	0	0	6.562.468
401	03	98	00	Otras primas a obreros	6.513.234	0	0	0	0	6.513.234
401	04	00	00	Complementos de sueldos y salarios	300.669.599	0	0	0	0	300.669.599
401	04	06	00	Complemento a empleados por comisión de servicios	2.297.160	0	0	0	0	2.297.160
401	04	08	00	Bono compensatorio de alimentación a empleados	58.693.219	0	0	0	0	58.693.219
401	04	18	00	Bono compensatorio de alimentación a obreros	33.941.214	0	0	0	0	33.941.214
401	04	26	00	Bono compensatorio de alimentación al personal contratado	69.757.577	0	0	0	0	69.757.577
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	42.000	0	0	0	0	42.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.236.322	0	0	0	0	1.236.322
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	62.603	0	0	0	0	62.603
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	5.202.616	0	0	0	0	5.202.616
401	04	96	00	Otros complementos a empleados	25.682.219	0	0	0	0	25.682.219
401	04	97	00	Otros complementos a obreros	34.657.166	0	0	0	0	34.657.166
401	04	98	00	Otros complementos al personal contratado	69.097.503	0	0	0	0	69.097.503
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	175.619.570	0	0	0	0	175.619.570
401	05	01	00	Aguinaldos a empleados	25.823.534	0	0	0	0	25.823.534
401	05	03	00	Bono vacacional a empleados	17.348.230	0	0	0	0	17.348.230
401	05	04	00	Aguinaldos a obreros	31.844.534	0	0	0	0	31.844.534
401	05	06	00	Bono vacacional a obreros	19.496.240	0	0	0	0	19.496.240
401	05	07	00	Aguinaldos al personal contratado	54.735.847	0	0	0	0	54.735.847
401	05	08	00	Bono vacacional al personal contratado	21.721.004	0	0	0	0	21.721.004
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	47.930	0	0	0	0	47.930
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	19.172	0	0	0	0	19.172
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	3.182.114	0	0	0	0	3.182.114
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.400.965	0	0	0	0	1.400.965
401	06	00	00	Aportes patronales y legales	45.719.821	0	0	0	0	45.719.821
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	7.490.265	0	0	0	0	7.490.265
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.284.969	0	0	0	0	2.284.969
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.508.053	0	0	0	0	1.508.053

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

ACCIÓN CENTRALIZADA: 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.733.646	0	0	0	0	1.733.646
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	4.690.873	0	0	0	0	4.690.873
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.881.627	0	0	0	0	1.881.627
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.013.175	0	0	0	0	1.013.175
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.139.418	0	0	0	0	1.139.418
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	13.941.803	0	0	0	0	13.941.803
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	4.025.468	0	0	0	0	4.025.468
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	4.028.026	0	0	0	0	4.028.026
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	15.000	0	0	0	0	15.000
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	5.000	0	0	0	0	5.000
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	3.451	0	0	0	0	3.451
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	2.800	0	0	0	0	2.800
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.083.417	0	0	0	0	1.083.417
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	360.688	0	0	0	0	360.688
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	240.459	0	0	0	0	240.459
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	221.683	0	0	0	0	221.683
401	06	95	00	Otros aportes legales por personal contratado	50.000	0	0	0	0	50.000
401	07	00	00	Asistencia socio-económica	356.274.403	0	0	0	0	356.274.403
401	07	01	00	Capacitación y adiestramiento a empleados	184.656	0	0	0	0	184.656
401	07	02	00	Becas a empleados	2.348.120	0	0	0	0	2.348.120
401	07	03	00	Ayudas por matrimonio a empleados	32.910	0	0	0	0	32.910
401	07	04	00	Ayudas por nacimiento de hijos a empleados	44.907	0	0	0	0	44.907
401	07	05	00	Ayudas por defunción a empleados	84.072	0	0	0	0	84.072
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.813.235	0	0	0	0	2.813.235
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	9.963.984	0	0	0	0	9.963.984
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	56.128.080	0	0	0	0	56.128.080
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.800.928	0	0	0	0	5.800.928
401	07	10	00	Dotación de uniformes a empleados	2.455.244	0	0	0	0	2.455.244
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.195.222	0	0	0	0	3.195.222

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

ACCIÓN CENTRALIZADA: 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	10.359.825	0	0	0	0	10.359.825
401	07	17	00	Capacitación y adiestramiento a obreros	178.966	0	0	0	0	178.966
401	07	18	00	Becas a obreros	2.262.164	0	0	0	0	2.262.164
401	07	19	00	Ayudas por matrimonio de obreros	32.910	0	0	0	0	32.910
401	07	20	00	Ayudas por nacimiento de hijos de obreros	161.680	0	0	0	0	161.680
401	07	21	00	Ayudas por defunción a obreros	84.072	0	0	0	0	84.072
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.760.370	0	0	0	0	1.760.370
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	11.749.705	0	0	0	0	11.749.705
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	31.315.352	0	0	0	0	31.315.352
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	4.450.576	0	0	0	0	4.450.576
401	07	26	00	Dotación de uniformes a obreros	2.153.790	0	0	0	0	2.153.790
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	4.026.459	0	0	0	0	4.026.459
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	7.914.306	0	0	0	0	7.914.306
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	17.255	0	0	0	0	17.255
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	116.052	0	0	0	0	116.052
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.220.410	0	0	0	0	1.220.410
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	464.808	0	0	0	0	464.808
401	07	74	00	Capacitación y adiestramiento al personal contratado	232.383	0	0	0	0	232.383
401	07	75	00	Becas al personal contratado	3.126.191	0	0	0	0	3.126.191
401	07	76	00	Ayudas por matrimonio al personal contratado	32.910	0	0	0	0	32.910
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	80.322	0	0	0	0	80.322
401	07	78	00	Ayudas por defunción al personal contratado	84.072	0	0	0	0	84.072
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	3.674.670	0	0	0	0	3.674.670
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	18.605.024	0	0	0	0	18.605.024
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	105.371.180	0	0	0	0	105.371.180
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	9.530.640	0	0	0	0	9.530.640
401	07	83	00	Dotación de uniformes al personal contratado	4.592.009	0	0	0	0	4.592.009
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	6.184.615	0	0	0	0	6.184.615
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	12.829.171	0	0	0	0	12.829.171
401	07	96	00	Otras subvenciones a empleados	10.122.232	0	0	0	0	10.122.232

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

ACCIÓN CENTRALIZADA: 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	97	00	Otras subvenciones a obreros	10.244.463	0	0	0	0	10.244.463
401	07	99	00	Otras subvenciones al personal contratado	10.244.463	0	0	0	0	10.244.463
401	08	00	00	Prestaciones sociales e indemnizaciones	108.555.590	0	0	0	0	108.555.590
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	24.691.646	0	0	0	0	24.691.646
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	30.284.640	0	0	0	0	30.284.640
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	50.176.197	0	0	0	0	50.176.197
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	53.490	0	0	0	0	53.490
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	3.349.617	0	0	0	0	3.349.617
403	**00**	**00**	**00**	**Servicios no personales**	**78.408.138**	**0**	**0**	**0**	**0**	**78.408.138**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	454.860	0	0	0	0	454.860
403	10	07	00	Servicios de capacitación y adiestramiento	454.860	0	0	0	0	454.860
403	16	00	00	Servicios de diversión, esparcimiento y culturales	63.834.966	0	0	0	0	63.834.966
403	16	01	00	Servicios de diversión, esparcimiento y culturales	63.834.966	0	0	0	0	63.834.966
403	18	00	00	Impuestos indirectos	12.150.270	0	0	0	0	12.150.270
403	18	01	00	Impuesto al valor agregado	12.150.270	0	0	0	0	12.150.270
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.968.042	0	0	0	0	1.968.042
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.968.042	0	0	0	0	1.968.042
				Totales	**1.541.150.032**	**0**	**0**	**0**	**0**	**1.541.150.032**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

ACCIÓN CENTRALIZADA: 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

ACCIÓN CENTRALIZADA: 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 570001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.462.741.894**	0	0	0	0	**1.462.741.894**
401	01	00	00	Sueldos, salarios y otras retribuciones	395.597.160	0	0	0	0	395.597.160
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	83.800.693	0	0	0	0	83.800.693
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	74.253.378	0	0	0	0	74.253.378
401	01	18	00	Remuneraciones al personal contratado	181.373.484	0	0	0	0	181.373.484
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	174.757.663	0	0	0	0	174.757.663
401	01	18	02	Remuneraciones por honorarios profesionales	6.615.821	0	0	0	0	6.615.821
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	53.810.000	0	0	0	0	53.810.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	89.064	0	0	0	0	89.064
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	356.241	0	0	0	0	356.241
401	01	99	00	Otras retribuciones	1.914.300	0	0	0	0	1.914.300
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	11.123.969	0	0	0	0	11.123.969
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.710.148	0	0	0	0	5.710.148
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	4.939.203	0	0	0	0	4.939.203
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.041	0	0	0	0	25.041
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	449.577	0	0	0	0	449.577
401	03	00	00	Primas	69.181.782	0	0	0	0	69.181.782
401	03	03	00	Primas por hogar a empleados	1.914.053	0	0	0	0	1.914.053
401	03	04	00	Primas por hijos a empleados	2.187.489	0	0	0	0	2.187.489
401	03	08	00	Primas de profesionalización a empleados	3.997.179	0	0	0	0	3.997.179
401	03	09	00	Primas por antigüedad a empleados	3.117.172	0	0	0	0	3.117.172
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	9.055.369	0	0	0	0	9.055.369
401	03	18	00	Primas por hogar a obreros	1.899.693	0	0	0	0	1.899.693
401	03	19	00	Primas por hijos de obreros	2.171.078	0	0	0	0	2.171.078
401	03	21	00	Primas por antigüedad a obreros	3.083.148	0	0	0	0	3.083.148
401	03	22	00	Primas de profesionalización a obreros	6.502.430	0	0	0	0	6.502.430
401	03	38	00	Primas por hogar al personal contratado	8.577.597	0	0	0	0	8.577.597

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

ACCIÓN CENTRALIZADA: 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 570001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	39	00	Primas por hijos al personal contratado	836.000	0	0	0	0	836.000
401	03	40	00	Primas de profesionalización al personal contratado	8.014.850	0	0	0	0	8.014.850
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	130.407	0	0	0	0	130.407
401	03	47	00	Primas al personal de alto nivel y de dirección	4.088.183	0	0	0	0	4.088.183
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	9.189	0	0	0	0	9.189
401	03	95	00	Otras primas al personal de alto nivel y de dirección	522.243	0	0	0	0	522.243
401	03	97	00	Otras primas a empleados	6.562.468	0	0	0	0	6.562.468
401	03	98	00	Otras primas a obreros	6.513.234	0	0	0	0	6.513.234
401	04	00	00	Complementos de sueldos y salarios	300.669.599	0	0	0	0	300.669.599
401	04	06	00	Complemento a empleados por comisión de servicios	2.297.160	0	0	0	0	2.297.160
401	04	08	00	Bono compensatorio de alimentación a empleados	58.693.219	0	0	0	0	58.693.219
401	04	18	00	Bono compensatorio de alimentación a obreros	33.941.214	0	0	0	0	33.941.214
401	04	26	00	Bono compensatorio de alimentación al personal contratado	69.757.577	0	0	0	0	69.757.577
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	42.000	0	0	0	0	42.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.236.322	0	0	0	0	1.236.322
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	62.603	0	0	0	0	62.603
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	5.202.616	0	0	0	0	5.202.616
401	04	96	00	Otros complementos a empleados	25.682.219	0	0	0	0	25.682.219
401	04	97	00	Otros complementos a obreros	34.657.166	0	0	0	0	34.657.166
401	04	98	00	Otros complementos al personal contratado	69.097.503	0	0	0	0	69.097.503
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	175.619.570	0	0	0	0	175.619.570
401	05	01	00	Aguinaldos a empleados	25.823.534	0	0	0	0	25.823.534
401	05	03	00	Bono vacacional a empleados	17.348.230	0	0	0	0	17.348.230
401	05	04	00	Aguinaldos a obreros	31.844.534	0	0	0	0	31.844.534
401	05	06	00	Bono vacacional a obreros	19.496.240	0	0	0	0	19.496.240
401	05	07	00	Aguinaldos al personal contratado	54.735.847	0	0	0	0	54.735.847
401	05	08	00	Bono vacacional al personal contratado	21.721.004	0	0	0	0	21.721.004

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

ACCIÓN CENTRALIZADA: 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 570001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	47.930	0	0	0	0	47.930
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	19.172	0	0	0	0	19.172
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	3.182.114	0	0	0	0	3.182.114
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.400.965	0	0	0	0	1.400.965
401	06	00	00	Aportes patronales y legales	45.719.821	0	0	0	0	45.719.821
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	7.490.265	0	0	0	0	7.490.265
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.284.969	0	0	0	0	2.284.969
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.508.053	0	0	0	0	1.508.053
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.733.646	0	0	0	0	1.733.646
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	4.690.873	0	0	0	0	4.690.873
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.881.627	0	0	0	0	1.881.627
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.013.175	0	0	0	0	1.013.175
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.139.418	0	0	0	0	1.139.418
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	13.941.803	0	0	0	0	13.941.803
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	4.025.468	0	0	0	0	4.025.468
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	4.028.026	0	0	0	0	4.028.026
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	15.000	0	0	0	0	15.000
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	5.000	0	0	0	0	5.000
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	3.451	0	0	0	0	3.451
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	2.800	0	0	0	0	2.800
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.083.417	0	0	0	0	1.083.417
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	360.688	0	0	0	0	360.688
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	240.459	0	0	0	0	240.459
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	221.683	0	0	0	0	221.683
401	06	95	00	Otros aportes legales por personal contratado	50.000	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

ACCIÓN CENTRALIZADA: 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 570001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	00	00	Asistencia socio-económica	356.274.403	0	0	0	0	356.274.403
401	07	01	00	Capacitación y adiestramiento a empleados	184.656	0	0	0	0	184.656
401	07	02	00	Becas a empleados	2.348.120	0	0	0	0	2.348.120
401	07	03	00	Ayudas por matrimonio a empleados	32.910	0	0	0	0	32.910
401	07	04	00	Ayudas por nacimiento de hijos a empleados	44.907	0	0	0	0	44.907
401	07	05	00	Ayudas por defunción a empleados	84.072	0	0	0	0	84.072
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.813.235	0	0	0	0	2.813.235
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	9.963.984	0	0	0	0	9.963.984
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	56.128.080	0	0	0	0	56.128.080
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.800.928	0	0	0	0	5.800.928
401	07	10	00	Dotación de uniformes a empleados	2.455.244	0	0	0	0	2.455.244
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.195.222	0	0	0	0	3.195.222
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	10.359.825	0	0	0	0	10.359.825
401	07	17	00	Capacitación y adiestramiento a obreros	178.966	0	0	0	0	178.966
401	07	18	00	Becas a obreros	2.262.164	0	0	0	0	2.262.164
401	07	19	00	Ayudas por matrimonio de obreros	32.910	0	0	0	0	32.910
401	07	20	00	Ayudas por nacimiento de hijos de obreros	161.680	0	0	0	0	161.680
401	07	21	00	Ayudas por defunción a obreros	84.072	0	0	0	0	84.072
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.760.370	0	0	0	0	1.760.370
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	11.749.705	0	0	0	0	11.749.705
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	31.315.352	0	0	0	0	31.315.352
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	4.450.576	0	0	0	0	4.450.576
401	07	26	00	Dotación de uniformes a obreros	2.153.790	0	0	0	0	2.153.790
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	4.026.459	0	0	0	0	4.026.459
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	7.914.306	0	0	0	0	7.914.306
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	17.255	0	0	0	0	17.255

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

ACCIÓN CENTRALIZADA: 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 570001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	116.052	0	0	0	0	116.052
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.220.410	0	0	0	0	1.220.410
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	464.808	0	0	0	0	464.808
401	07	74	00	Capacitación y adiestramiento al personal contratado	232.383	0	0	0	0	232.383
401	07	75	00	Becas al personal contratado	3.126.191	0	0	0	0	3.126.191
401	07	76	00	Ayudas por matrimonio al personal contratado	32.910	0	0	0	0	32.910
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	80.322	0	0	0	0	80.322
401	07	78	00	Ayudas por defunción al personal contratado	84.072	0	0	0	0	84.072
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	3.674.670	0	0	0	0	3.674.670
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	18.605.024	0	0	0	0	18.605.024
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	105.371.180	0	0	0	0	105.371.180
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	9.530.640	0	0	0	0	9.530.640
401	07	83	00	Dotación de uniformes al personal contratado	4.592.009	0	0	0	0	4.592.009
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	6.184.615	0	0	0	0	6.184.615
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	12.829.171	0	0	0	0	12.829.171
401	07	96	00	Otras subvenciones a empleados	10.122.232	0	0	0	0	10.122.232
401	07	97	00	Otras subvenciones a obreros	10.244.463	0	0	0	0	10.244.463
401	07	99	00	Otras subvenciones al personal contratado	10.244.463	0	0	0	0	10.244.463
401	08	00	00	Prestaciones sociales e indemnizaciones	108.555.590	0	0	0	0	108.555.590
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	24.691.646	0	0	0	0	24.691.646
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	30.284.640	0	0	0	0	30.284.640
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	50.176.197	0	0	0	0	50.176.197
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	53.490	0	0	0	0	53.490
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	3.349.617	0	0	0	0	3.349.617
403	**00**	**00**	**00**	**Servicios no personales**	**78.408.138**	**0**	**0**	**0**	**0**	**78.408.138**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

ACCIÓN CENTRALIZADA: 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 570001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	454.860	0	0	0	0	454.860
403	10	07	00	Servicios de capacitación y adiestramiento	454.860	0	0	0	0	454.860
403	16	00	00	Servicios de diversión, esparcimiento y culturales	63.834.966	0	0	0	0	63.834.966
403	16	01	00	Servicios de diversión, esparcimiento y culturales	63.834.966	0	0	0	0	63.834.966
403	18	00	00	Impuestos indirectos	12.150.270	0	0	0	0	12.150.270
403	18	01	00	Impuesto al valor agregado	12.150.270	0	0	0	0	12.150.270
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.968.042	0	0	0	0	1.968.042
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.968.042	0	0	0	0	1.968.042
				Totales	**1.541.150.032**	**0**	**0**	**0**	**0**	**1.541.150.032**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

ACCIÓN CENTRALIZADA: 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**295.827.846**	0	0	0	0	**295.827.846**
402	01	00	00	Productos alimenticios y agropecuarios	70.622.668	0	0	0	0	70.622.668
402	01	01	00	Alimentos y bebidas para personas	70.622.668	0	0	0	0	70.622.668
402	03	00	00	Textiles y vestuarios	27.128.000	0	0	0	0	27.128.000
402	03	01	00	Textiles	15.000.000	0	0	0	0	15.000.000
402	03	02	00	Prendas de vestir	8.128.000	0	0	0	0	8.128.000
402	03	03	00	Calzados	2.000.000	0	0	0	0	2.000.000
402	03	99	00	Otros productos textiles y vestuarios	2.000.000	0	0	0	0	2.000.000
402	04	00	00	Productos de cuero y caucho	2.754.683	0	0	0	0	2.754.683
402	04	03	00	Cauchos y tripas para vehículos	1.754.683	0	0	0	0	1.754.683
402	04	99	00	Otros productos de cuero y caucho	1.000.000	0	0	0	0	1.000.000
402	05	00	00	Productos de papel, cartón e impresos	35.697.184	0	0	0	0	35.697.184
402	05	01	00	Pulpa de madera, papel y cartón	1.593.800	0	0	0	0	1.593.800
402	05	02	00	Envases y cajas de papel y cartón	2.020.384	0	0	0	0	2.020.384
402	05	03	00	Productos de papel y cartón para oficina	11.083.000	0	0	0	0	11.083.000
402	05	04	00	Libros, revistas y periódicos	1.000.000	0	0	0	0	1.000.000
402	05	05	00	Material de enseñanza	1.000.000	0	0	0	0	1.000.000
402	05	06	00	Productos de papel y cartón para computación	10.000.000	0	0	0	0	10.000.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.000.000	0	0	0	0	6.000.000
402	05	99	00	Otros productos de pulpa, papel y cartón	3.000.000	0	0	0	0	3.000.000
402	06	00	00	Productos químicos y derivados	34.232.420	0	0	0	0	34.232.420
402	06	01	00	Sustancias químicas y de uso industrial	500.000	0	0	0	0	500.000
402	06	02	00	Abonos, plaguicidas y otros	204.200	0	0	0	0	204.200
402	06	03	00	Tintas, pinturas y colorantes	20.011.000	0	0	0	0	20.011.000
402	06	04	00	Productos farmacéuticos y medicamentos	1.000.000	0	0	0	0	1.000.000
402	06	05	00	Productos de tocador	1.500.000	0	0	0	0	1.500.000
402	06	06	00	Combustibles y lubricantes	3.006.720	0	0	0	0	3.006.720
402	06	08	00	Productos plásticos	5.010.500	0	0	0	0	5.010.500
402	06	99	00	Otros productos de la industria química y conexos	3.000.000	0	0	0	0	3.000.000
402	07	00	00	Productos minerales no metálicos	13.846.447	0	0	0	0	13.846.447
402	07	01	00	Productos de barro, loza y porcelana	2.000.000	0	0	0	0	2.000.000
402	07	02	00	Vidrios y productos de vidrio	4.000.000	0	0	0	0	4.000.000
402	07	03	00	Productos de arcilla para construcción	3.000.000	0	0	0	0	3.000.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

ACCIÓN CENTRALIZADA: 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	04	00	Cemento, cal y yeso	3.000.000	0	0	0	0	3.000.000
402	07	99	00	Otros productos minerales no metálicos	1.846.447	0	0	0	0	1.846.447
402	08	00	00	Productos metálicos	37.946.000	0	0	0	0	37.946.000
402	08	01	00	Productos primarios de hierro y acero	1.000.000	0	0	0	0	1.000.000
402	08	02	00	Productos de metales no ferrosos	1.000.000	0	0	0	0	1.000.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.031.000	0	0	0	0	5.031.000
402	08	04	00	Productos metálicos estructurales	2.000.000	0	0	0	0	2.000.000
402	08	05	00	Materiales de orden público, seguridad y defensa	200.000	0	0	0	0	200.000
402	08	07	00	Material de señalamiento	2.000.000	0	0	0	0	2.000.000
402	08	08	00	Material de educación	1.000.000	0	0	0	0	1.000.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.715.000	0	0	0	0	10.715.000
402	08	10	00	Repuestos y accesorios para otros equipos	10.000.000	0	0	0	0	10.000.000
402	08	99	00	Otros productos metálicos	5.000.000	0	0	0	0	5.000.000
402	09	00	00	Productos de madera	9.000.000	0	0	0	0	9.000.000
402	09	01	00	Productos primarios de madera	1.000.000	0	0	0	0	1.000.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	5.000.000	0	0	0	0	5.000.000
402	09	99	00	Otros productos de madera	3.000.000	0	0	0	0	3.000.000
402	10	00	00	Productos varios y útiles diversos	52.596.244	0	0	0	0	52.596.244
402	10	01	00	Artículos de deporte, recreación y juguetes	6.018.600	0	0	0	0	6.018.600
402	10	02	00	Materiales y útiles de limpieza y aseo	5.285.267	0	0	0	0	5.285.267
402	10	03	00	Utensilios de cocina y comedor	3.336.200	0	0	0	0	3.336.200
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	5.032	0	0	0	0	5.032
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.272.834	0	0	0	0	5.272.834
402	10	06	00	Condecoraciones, ofrendas y similares	3.333.947	0	0	0	0	3.333.947
402	10	07	00	Productos de seguridad en el trabajo	2.025.398	0	0	0	0	2.025.398
402	10	08	00	Materiales para equipos de computación	11.552.654	0	0	0	0	11.552.654
402	10	09	00	Especies timbradas y valores	3.024	0	0	0	0	3.024
402	10	11	00	Materiales eléctricos	5.139.532	0	0	0	0	5.139.532
402	10	12	00	Materiales para instalaciones sanitarias	5.123.756	0	0	0	0	5.123.756
402	10	13	00	Materiales fotográficos	500.000	0	0	0	0	500.000
402	10	99	00	Otros productos y útiles diversos	5.000.000	0	0	0	0	5.000.000
402	99	00	00	Otros materiales y suministros	12.004.200	0	0	0	0	12.004.200
402	99	01	00	Otros materiales y suministros	12.004.200	0	0	0	0	12.004.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

ACCIÓN CENTRALIZADA: 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**479.298.192**	**0**	**0**	**0**	**0**	**479.298.192**
403	01	00	00	Alquileres de inmuebles	18.225.000	0	0	0	0	18.225.000
403	01	01	00	Alquileres de edificios y locales	10.150.000	0	0	0	0	10.150.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	8.075.000	0	0	0	0	8.075.000
403	02	00	00	Alquileres de maquinaria y equipos	30.000.000	0	0	0	0	30.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	20.000.000	0	0	0	0	20.000.000
403	02	99	00	Alquileres de otras maquinaria y equipos	10.000.000	0	0	0	0	10.000.000
403	03	00	00	Derechos sobre bienes intangibles	300.000	0	0	0	0	300.000
403	03	03	00	Paquetes y programas de computación	300.000	0	0	0	0	300.000
403	04	00	00	Servicios básicos	22.391.750	0	0	0	0	22.391.750
403	04	01	00	Electricidad	3.015.750	0	0	0	0	3.015.750
403	04	02	00	Gas	500.000	0	0	0	0	500.000
403	04	03	00	Agua	1.500.000	0	0	0	0	1.500.000
403	04	04	00	Teléfonos	12.336.000	0	0	0	0	12.336.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	8.336.000	0	0	0	0	8.336.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	4.000.000	0	0	0	0	4.000.000
403	04	05	00	Servicio de comunicaciones	400.000	0	0	0	0	400.000
403	04	06	00	Servicio de aseo urbano y domiciliario	2.000.000	0	0	0	0	2.000.000
403	04	07	00	Servicio de condominio	2.640.000	0	0	0	0	2.640.000
403	06	00	00	Servicios de transporte y almacenaje	2.435.004	0	0	0	0	2.435.004
403	06	01	00	Fletes y embalajes	325.004	0	0	0	0	325.004
403	06	02	00	Almacenaje	300.000	0	0	0	0	300.000
403	06	03	00	Estacionamiento	1.072.000	0	0	0	0	1.072.000
403	06	04	00	Peaje	100.000	0	0	0	0	100.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	638.000	0	0	0	0	638.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	76.815.633	0	0	0	0	76.815.633
403	07	01	00	Publicidad y propaganda	10.090.000	0	0	0	0	10.090.000
403	07	02	00	Imprenta y reproducción	15.150.633	0	0	0	0	15.150.633
403	07	03	00	Relaciones sociales	51.075.000	0	0	0	0	51.075.000
403	07	04	00	Avisos	500.000	0	0	0	0	500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	42.649.500	0	0	0	0	42.649.500
403	08	01	00	Primas y gastos de seguros	20.139.000	0	0	0	0	20.139.000
403	08	02	00	Comisiones y gastos bancarios	1.010.500	0	0	0	0	1.010.500

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

ACCIÓN CENTRALIZADA: 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	08	03	00	Comisiones y gastos de adquisición de seguros	21.500.000	0	0	0	0	21.500.000
403	09	00	00	Viáticos y pasajes	75.700.000	0	0	0	0	75.700.000
403	09	01	00	Viáticos y pasajes dentro del país	60.700.000	0	0	0	0	60.700.000
403	09	02	00	Viáticos y pasajes fuera del país	15.000.000	0	0	0	0	15.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	61.966.536	0	0	0	0	61.966.536
403	10	03	00	Servicios de procesamiento de datos	112.000	0	0	0	0	112.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	3.472.841	0	0	0	0	3.472.841
403	10	09	00	Servicios de lavandería y tintorería	700.000	0	0	0	0	700.000
403	10	10	00	Servicios de vigilancia	2.300.000	0	0	0	0	2.300.000
403	10	11	00	Servicios para la elaboración y suministro de comida	40.000.000	0	0	0	0	40.000.000
403	10	99	00	Otros servicios profesionales y técnicos	15.381.695	0	0	0	0	15.381.695
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	26.606.464	0	0	0	0	26.606.464
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	68.000	0	0	0	0	68.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.180.000	0	0	0	0	20.180.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	300.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.058.464	0	0	0	0	3.058.464
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	3.000.000	0	0	0	0	3.000.000
403	12	00	00	Conservación y reparaciones menores de obras	3.000.000	0	0	0	0	3.000.000
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	3.000.000	0	0	0	0	3.000.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	19.000.000	0	0	0	0	19.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	19.000.000	0	0	0	0	19.000.000
403	18	00	00	Impuestos indirectos	95.048.305	0	0	0	0	95.048.305
403	18	01	00	Impuesto al valor agregado	90.000.000	0	0	0	0	90.000.000
403	18	99	00	Otros impuestos indirectos	5.048.305	0	0	0	0	5.048.305
403	99	00	00	Otros servicios no personales	5.160.000	0	0	0	0	5.160.000
403	99	01	00	Otros servicios no personales	5.160.000	0	0	0	0	5.160.000
404	**00**	**00**	**00**	**Activos reales**	**2.993.135**	**0**	**0**	**0**	**0**	**2.993.135**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	80.000	0	0	0	0	80.000
404	01	01	00	Repuestos mayores	80.000	0	0	0	0	80.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	80.000	0	0	0	0	80.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	85.838	0	0	0	0	85.838
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	85.838	0	0	0	0	85.838

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

ACCIÓN CENTRALIZADA: 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	04	00	00	Equipos de transporte, tracción y elevación	500.000	0	0	0	0	500.000
404	04	01	00	Vehículos automotores terrestres	500.000	0	0	0	0	500.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	55.440	0	0	0	0	55.440
404	05	01	00	Equipos de telecomunicaciones	55.440	0	0	0	0	55.440
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	140.000	0	0	0	0	140.000
404	07	06	00	Instrumentos musicales y equipos de audio	140.000	0	0	0	0	140.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	575.588	0	0	0	0	575.588
404	09	01	00	Mobiliario y equipos de oficina	225.876	0	0	0	0	225.876
404	09	02	00	Equipos de computación	222.368	0	0	0	0	222.368
404	09	03	00	Mobiliario y equipos de alojamiento	127.344	0	0	0	0	127.344
404	99	00	00	Otros activos reales	1.556.269	0	0	0	0	1.556.269
404	99	01	00	Otros activos reales	1.556.269	0	0	0	0	1.556.269
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.089.587.019**	**0**	**0**	**0**	**0**	**2.089.587.019**
407	01	00	00	Transferencias y donaciones corrientes internas	2.069.587.019	0	0	0	0	2.069.587.019
407	01	02	00	Donaciones corrientes internas al sector privado	1.483.750	0	0	0	0	1.483.750
407	01	02	01	Donaciones corrientes a personas	1.483.750	0	0	0	0	1.483.750
407	01	03	00	Transferencias corrientes internas al sector público	2.068.103.269	0	0	0	0	2.068.103.269
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.829.707.183	0	0	0	0	1.829.707.183
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	140.000.000	0	0	0	0	140.000.000
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	98.396.086	0	0	0	0	98.396.086
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	20.000.000	0	0	0	0	20.000.000
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	20.000.000	0	0	0	0	20.000.000
407	12	01	02	Donaciones Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	20.000.000	0	0	0	0	20.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**10.000.000**	**0**	**0**	**0**	**0**	**10.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	10.000.000	0	0	0	0	10.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	10.000.000	0	0	0	0	10.000.000
				Totales	**2.877.706.192**	**0**	**0**	**0**	**0**	**2.877.706.192**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

ACCIÓN CENTRALIZADA: 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.068.103.269**	**0**	**0**	**0**	**0**	**2.068.103.269**
407	01	00	00	Transferencias y donaciones corrientes internas	2.068.103.269	0	0	0	0	2.068.103.269
407	01	03	00	Transferencias corrientes internas al sector público	2.068.103.269	0	0	0	0	2.068.103.269
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.829.707.183	0	0	0	0	1.829.707.183
				- A0305 Fundación "Centro de Estudios Biológicos sobre Crecimiento y Desarrollo de la Población Venezolana" (FUNDACREDESA)	81.113.599	0	0	0	0	81.113.599
				- A0326 Fundación para el Desarrollo y Promoción del Poder Comunal (FUNDACOMUNAL)	1.478.593.584	0	0	0	0	1.478.593.584
				- A0953 Servicio Fondo Nacional del Poder Popular (SAFONAPP)	270.000.000	0	0	0	0	270.000.000
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	140.000.000	0	0	0	0	140.000.000
				- A0717 Banco del Pueblo Soberano, C.A.	140.000.000	0	0	0	0	140.000.000
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	98.396.086	0	0	0	0	98.396.086
				- A0842 Fondo de Desarrollo Microfinanciero (FONDEMI)	98.396.086	0	0	0	0	98.396.086
				Totales	**2.068.103.269**	**0**	**0**	**0**	**0**	**2.068.103.269**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

ACCIÓN CENTRALIZADA: 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 570002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	295.827.846	0	0	0	0	295.827.846
402	01	00	00	Productos alimenticios y agropecuarios	70.622.668	0	0	0	0	70.622.668
402	01	01	00	Alimentos y bebidas para personas	70.622.668	0	0	0	0	70.622.668
402	03	00	00	Textiles y vestuarios	27.128.000	0	0	0	0	27.128.000
402	03	01	00	Textiles	15.000.000	0	0	0	0	15.000.000
402	03	02	00	Prendas de vestir	8.128.000	0	0	0	0	8.128.000
402	03	03	00	Calzados	2.000.000	0	0	0	0	2.000.000
402	03	99	00	Otros productos textiles y vestuarios	2.000.000	0	0	0	0	2.000.000
402	04	00	00	Productos de cuero y caucho	2.754.683	0	0	0	0	2.754.683
402	04	03	00	Cauchos y tripas para vehículos	1.754.683	0	0	0	0	1.754.683
402	04	99	00	Otros productos de cuero y caucho	1.000.000	0	0	0	0	1.000.000
402	05	00	00	Productos de papel, cartón e impresos	35.697.184	0	0	0	0	35.697.184
402	05	01	00	Pulpa de madera, papel y cartón	1.593.800	0	0	0	0	1.593.800
402	05	02	00	Envases y cajas de papel y cartón	2.020.384	0	0	0	0	2.020.384
402	05	03	00	Productos de papel y cartón para oficina	11.083.000	0	0	0	0	11.083.000
402	05	04	00	Libros, revistas y periódicos	1.000.000	0	0	0	0	1.000.000
402	05	05	00	Material de enseñanza	1.000.000	0	0	0	0	1.000.000
402	05	06	00	Productos de papel y cartón para computación	10.000.000	0	0	0	0	10.000.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.000.000	0	0	0	0	6.000.000
402	05	99	00	Otros productos de pulpa, papel y cartón	3.000.000	0	0	0	0	3.000.000
402	06	00	00	Productos químicos y derivados	34.232.420	0	0	0	0	34.232.420
402	06	01	00	Sustancias químicas y de uso industrial	500.000	0	0	0	0	500.000
402	06	02	00	Abonos, plaguicidas y otros	204.200	0	0	0	0	204.200
402	06	03	00	Tintas, pinturas y colorantes	20.011.000	0	0	0	0	20.011.000
402	06	04	00	Productos farmacéuticos y medicamentos	1.000.000	0	0	0	0	1.000.000
402	06	05	00	Productos de tocador	1.500.000	0	0	0	0	1.500.000
402	06	06	00	Combustibles y lubricantes	3.006.720	0	0	0	0	3.006.720
402	06	08	00	Productos plásticos	5.010.500	0	0	0	0	5.010.500

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

ACCIÓN CENTRALIZADA: 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 570002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	99	00	Otros productos de la industria química y conexos	3.000.000	0	0	0	0	3.000.000
402	07	00	00	Productos minerales no metálicos	13.846.447	0	0	0	0	13.846.447
402	07	01	00	Productos de barro, loza y porcelana	2.000.000	0	0	0	0	2.000.000
402	07	02	00	Vidrios y productos de vidrio	4.000.000	0	0	0	0	4.000.000
402	07	03	00	Productos de arcilla para construcción	3.000.000	0	0	0	0	3.000.000
402	07	04	00	Cemento, cal y yeso	3.000.000	0	0	0	0	3.000.000
402	07	99	00	Otros productos minerales no metálicos	1.846.447	0	0	0	0	1.846.447
402	08	00	00	Productos metálicos	37.946.000	0	0	0	0	37.946.000
402	08	01	00	Productos primarios de hierro y acero	1.000.000	0	0	0	0	1.000.000
402	08	02	00	Productos de metales no ferrosos	1.000.000	0	0	0	0	1.000.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.031.000	0	0	0	0	5.031.000
402	08	04	00	Productos metálicos estructurales	2.000.000	0	0	0	0	2.000.000
402	08	05	00	Materiales de orden público, seguridad y defensa	200.000	0	0	0	0	200.000
402	08	07	00	Material de señalamiento	2.000.000	0	0	0	0	2.000.000
402	08	08	00	Material de educación	1.000.000	0	0	0	0	1.000.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.715.000	0	0	0	0	10.715.000
402	08	10	00	Repuestos y accesorios para otros equipos	10.000.000	0	0	0	0	10.000.000
402	08	99	00	Otros productos metálicos	5.000.000	0	0	0	0	5.000.000
402	09	00	00	Productos de madera	9.000.000	0	0	0	0	9.000.000
402	09	01	00	Productos primarios de madera	1.000.000	0	0	0	0	1.000.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	5.000.000	0	0	0	0	5.000.000
402	09	99	00	Otros productos de madera	3.000.000	0	0	0	0	3.000.000
402	10	00	00	Productos varios y útiles diversos	52.596.244	0	0	0	0	52.596.244
402	10	01	00	Artículos de deporte, recreación y juguetes	6.018.600	0	0	0	0	6.018.600
402	10	02	00	Materiales y útiles de limpieza y aseo	5.285.267	0	0	0	0	5.285.267
402	10	03	00	Utensilios de cocina y comedor	3.336.200	0	0	0	0	3.336.200
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	5.032	0	0	0	0	5.032
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.272.834	0	0	0	0	5.272.834

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

ACCIÓN CENTRALIZADA: 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 570002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	3.333.947	0	0	0	0	3.333.947
402	10	07	00	Productos de seguridad en el trabajo	2.025.398	0	0	0	0	2.025.398
402	10	08	00	Materiales para equipos de computación	11.552.654	0	0	0	0	11.552.654
402	10	09	00	Especies timbradas y valores	3.024	0	0	0	0	3.024
402	10	11	00	Materiales eléctricos	5.139.532	0	0	0	0	5.139.532
402	10	12	00	Materiales para instalaciones sanitarias	5.123.756	0	0	0	0	5.123.756
402	10	13	00	Materiales fotográficos	500.000	0	0	0	0	500.000
402	10	99	00	Otros productos y útiles diversos	5.000.000	0	0	0	0	5.000.000
402	99	00	00	Otros materiales y suministros	12.004.200	0	0	0	0	12.004.200
402	99	01	00	Otros materiales y suministros	12.004.200	0	0	0	0	12.004.200
403	**00**	**00**	**00**	**Servicios no personales**	**479.298.192**	**0**	**0**	**0**	**0**	**479.298.192**
403	01	00	00	Alquileres de inmuebles	18.225.000	0	0	0	0	18.225.000
403	01	01	00	Alquileres de edificios y locales	10.150.000	0	0	0	0	10.150.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	8.075.000	0	0	0	0	8.075.000
403	02	00	00	Alquileres de maquinaria y equipos	30.000.000	0	0	0	0	30.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	20.000.000	0	0	0	0	20.000.000
403	02	99	00	Alquileres de otras maquinaria y equipos	10.000.000	0	0	0	0	10.000.000
403	03	00	00	Derechos sobre bienes intangibles	300.000	0	0	0	0	300.000
403	03	03	00	Paquetes y programas de computación	300.000	0	0	0	0	300.000
403	04	00	00	Servicios básicos	22.391.750	0	0	0	0	22.391.750
403	04	01	00	Electricidad	3.015.750	0	0	0	0	3.015.750
403	04	02	00	Gas	500.000	0	0	0	0	500.000
403	04	03	00	Agua	1.500.000	0	0	0	0	1.500.000
403	04	04	00	Teléfonos	12.336.000	0	0	0	0	12.336.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	8.336.000	0	0	0	0	8.336.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	4.000.000	0	0	0	0	4.000.000
403	04	05	00	Servicio de comunicaciones	400.000	0	0	0	0	400.000
403	04	06	00	Servicio de aseo urbano y domiciliario	2.000.000	0	0	0	0	2.000.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

ACCIÓN CENTRALIZADA: 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 570002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	07	00	Servicio de condominio	2.640.000	0	0	0	0	2.640.000
403	06	00	00	Servicios de transporte y almacenaje	2.435.004	0	0	0	0	2.435.004
403	06	01	00	Fletes y embalajes	325.004	0	0	0	0	325.004
403	06	02	00	Almacenaje	300.000	0	0	0	0	300.000
403	06	03	00	Estacionamiento	1.072.000	0	0	0	0	1.072.000
403	06	04	00	Peaje	100.000	0	0	0	0	100.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	638.000	0	0	0	0	638.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	76.815.633	0	0	0	0	76.815.633
403	07	01	00	Publicidad y propaganda	10.090.000	0	0	0	0	10.090.000
403	07	02	00	Imprenta y reproducción	15.150.633	0	0	0	0	15.150.633
403	07	03	00	Relaciones sociales	51.075.000	0	0	0	0	51.075.000
403	07	04	00	Avisos	500.000	0	0	0	0	500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	42.649.500	0	0	0	0	42.649.500
403	08	01	00	Primas y gastos de seguros	20.139.000	0	0	0	0	20.139.000
403	08	02	00	Comisiones y gastos bancarios	1.010.500	0	0	0	0	1.010.500
403	08	03	00	Comisiones y gastos de adquisición de seguros	21.500.000	0	0	0	0	21.500.000
403	09	00	00	Viáticos y pasajes	75.700.000	0	0	0	0	75.700.000
403	09	01	00	Viáticos y pasajes dentro del país	60.700.000	0	0	0	0	60.700.000
403	09	02	00	Viáticos y pasajes fuera del país	15.000.000	0	0	0	0	15.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	61.966.536	0	0	0	0	61.966.536
403	10	03	00	Servicios de procesamiento de datos	112.000	0	0	0	0	112.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	3.472.841	0	0	0	0	3.472.841
403	10	09	00	Servicios de lavandería y tintorería	700.000	0	0	0	0	700.000
403	10	10	00	Servicios de vigilancia	2.300.000	0	0	0	0	2.300.000
403	10	11	00	Servicios para la elaboración y suministro de comida	40.000.000	0	0	0	0	40.000.000
403	10	99	00	Otros servicios profesionales y técnicos	15.381.695	0	0	0	0	15.381.695
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	26.606.464	0	0	0	0	26.606.464
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	68.000	0	0	0	0	68.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

ACCIÓN CENTRALIZADA: 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 570002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.180.000	0	0	0	0	20.180.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	300.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.058.464	0	0	0	0	3.058.464
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	3.000.000	0	0	0	0	3.000.000
403	12	00	00	Conservación y reparaciones menores de obras	3.000.000	0	0	0	0	3.000.000
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	3.000.000	0	0	0	0	3.000.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	19.000.000	0	0	0	0	19.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	19.000.000	0	0	0	0	19.000.000
403	18	00	00	Impuestos indirectos	95.048.305	0	0	0	0	95.048.305
403	18	01	00	Impuesto al valor agregado	90.000.000	0	0	0	0	90.000.000
403	18	99	00	Otros impuestos indirectos	5.048.305	0	0	0	0	5.048.305
403	99	00	00	Otros servicios no personales	5.160.000	0	0	0	0	5.160.000
403	99	01	00	Otros servicios no personales	5.160.000	0	0	0	0	5.160.000
404	**00**	**00**	**00**	**Activos reales**	**2.993.135**	**0**	**0**	**0**	**0**	**2.993.135**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	80.000	0	0	0	0	80.000
404	01	01	00	Repuestos mayores	80.000	0	0	0	0	80.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	80.000	0	0	0	0	80.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	85.838	0	0	0	0	85.838
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	85.838	0	0	0	0	85.838
404	04	00	00	Equipos de transporte, tracción y elevación	500.000	0	0	0	0	500.000
404	04	01	00	Vehículos automotores terrestres	500.000	0	0	0	0	500.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	55.440	0	0	0	0	55.440
404	05	01	00	Equipos de telecomunicaciones	55.440	0	0	0	0	55.440
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	140.000	0	0	0	0	140.000
404	07	06	00	Instrumentos musicales y equipos de audio	140.000	0	0	0	0	140.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	575.588	0	0	0	0	575.588
404	09	01	00	Mobiliario y equipos de oficina	225.876	0	0	0	0	225.876

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

ACCIÓN CENTRALIZADA: 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 570002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	02	00	Equipos de computación	222.368	0	0	0	0	222.368
404	09	03	00	Mobiliario y equipos de alojamiento	127.344	0	0	0	0	127.344
404	99	00	00	Otros activos reales	1.556.269	0	0	0	0	1.556.269
404	99	01	00	Otros activos reales	1.556.269	0	0	0	0	1.556.269
407	**00**	**00**	**00**	**Transferencias y donaciones**	**20.000.000**	**0**	**0**	**0**	**0**	**20.000.000**
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	20.000.000	0	0	0	0	20.000.000
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	20.000.000	0	0	0	0	20.000.000
407	12	01	02	Donaciones Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	20.000.000	0	0	0	0	20.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**10.000.000**	**0**	**0**	**0**	**0**	**10.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	10.000.000	0	0	0	0	10.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	10.000.000	0	0	0	0	10.000.000
				Totales	**808.119.173**	**0**	**0**	**0**	**0**	**808.119.173**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

ACCIÓN CENTRALIZADA: 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 570002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.483.750**	**0**	**0**	**0**	**0**	**1.483.750**
407	01	00	00	Transferencias y donaciones corrientes internas	1.483.750	0	0	0	0	1.483.750
407	01	02	00	Donaciones corrientes internas al sector privado	1.483.750	0	0	0	0	1.483.750
407	01	02	01	Donaciones corrientes a personas	1.483.750	0	0	0	0	1.483.750
				Totales	**1.483.750**	**0**	**0**	**0**	**0**	**1.483.750**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

ACCIÓN CENTRALIZADA: 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 570002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.068.103.269**	0	0	0	0	**2.068.103.269**
407	01	00	00	Transferencias y donaciones corrientes internas	2.068.103.269	0	0	0	0	2.068.103.269
407	01	03	00	Transferencias corrientes internas al sector público	2.068.103.269	0	0	0	0	2.068.103.269
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.829.707.183	0	0	0	0	1.829.707.183
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	140.000.000	0	0	0	0	140.000.000
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	98.396.086	0	0	0	0	98.396.086
				Totales	**2.068.103.269**	0	0	0	0	**2.068.103.269**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

ACCIÓN CENTRALIZADA: 570003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**607.245.975**	**0**	**0**	**0**	**0**	**607.245.975**
407	01	00	00	Transferencias y donaciones corrientes internas	607.245.975	0	0	0	0	607.245.975
407	01	01	00	Transferencias corrientes internas al sector privado	607.245.975	0	0	0	0	607.245.975
407	01	01	01	Pensiones del personal empleado, obrero y militar	98.215.071	0	0	0	0	98.215.071
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	278.912.463	0	0	0	0	278.912.463
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	22.099.156	0	0	0	0	22.099.156
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	23.216.006	0	0	0	0	23.216.006
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	9.233.448	0	0	0	0	9.233.448
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	74.707.568	0	0	0	0	74.707.568
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	69.648.019	0	0	0	0	69.648.019
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	31.214.244	0	0	0	0	31.214.244
				Totales	**607.245.975**	**0**	**0**	**0**	**0**	**607.245.975**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

ACCIÓN CENTRALIZADA: 570003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

ACCIÓN CENTRALIZADA: 570003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 570003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**607.245.975**	**0**	**0**	**0**	**0**	**607.245.975**
407	01	00	00	Transferencias y donaciones corrientes internas	607.245.975	0	0	0	0	607.245.975
407	01	01	00	Transferencias corrientes internas al sector privado	607.245.975	0	0	0	0	607.245.975
407	01	01	01	Pensiones del personal empleado, obrero y militar	98.215.071	0	0	0	0	98.215.071
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	278.912.463	0	0	0	0	278.912.463
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	22.099.156	0	0	0	0	22.099.156
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	23.216.006	0	0	0	0	23.216.006
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	9.233.448	0	0	0	0	9.233.448
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	74.707.568	0	0	0	0	74.707.568
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	69.648.019	0	0	0	0	69.648.019
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	31.214.244	0	0	0	0	31.214.244
				Totales	**607.245.975**	**0**	**0**	**0**	**0**	**607.245.975**

58

Ministerio del Poder Popular para la Mujer y la Igualdad de Género

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**511.555.188**	0	0	0	0	**511.555.188**
401	01	00	00	Sueldos, salarios y otras retribuciones	94.885.727	0	0	0	0	94.885.727
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	65.070.995	0	0	0	0	65.070.995
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	15.056.624	0	0	0	0	15.056.624
401	01	18	00	Remuneraciones al personal contratado	9.192.504	0	0	0	0	9.192.504
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	9.192.504	0	0	0	0	9.192.504
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.291.532	0	0	0	0	1.291.532
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	115.778	0	0	0	0	115.778
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	347.334	0	0	0	0	347.334
401	01	99	00	Otras retribuciones	3.810.960	0	0	0	0	3.810.960
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	31.667.109	0	0	0	0	31.667.109
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	26.972.409	0	0	0	0	26.972.409
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	4.475.340	0	0	0	0	4.475.340
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	57.360	0	0	0	0	57.360
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	162.000	0	0	0	0	162.000
401	03	00	00	Primas	60.890.315	0	0	0	0	60.890.315
401	03	02	00	Primas de transporte a empleados	16.020.000	0	0	0	0	16.020.000
401	03	08	00	Primas de profesionalización a empleados	7.636.959	0	0	0	0	7.636.959
401	03	09	00	Primas por antigüedad a empleados	12.848.447	0	0	0	0	12.848.447
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	5.613.696	0	0	0	0	5.613.696
401	03	17	00	Primas de transporte a obreros	3.780.000	0	0	0	0	3.780.000
401	03	21	00	Primas por antigüedad a obreros	2.428.890	0	0	0	0	2.428.890
401	03	22	00	Primas de profesionalización a obreros	258.153	0	0	0	0	258.153
401	03	37	00	Primas de transporte al personal contratado	2.190.000	0	0	0	0	2.190.000
401	03	40	00	Primas de profesionalización al personal contratado	863.209	0	0	0	0	863.209
401	03	41	00	Primas por antigüedad al personal contratado	1.605.666	0	0	0	0	1.605.666
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	106.616	0	0	0	0	106.616
401	03	47	00	Primas al personal de alto nivel y de dirección	342.564	0	0	0	0	342.564
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	69.795	0	0	0	0	69.795
401	03	95	00	Otras primas al personal de alto nivel y de dirección	210.648	0	0	0	0	210.648

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	97	00	Otras primas a empleados	6.196.872	0	0	0	0	6.196.872
401	03	98	00	Otras primas a obreros	718.800	0	0	0	0	718.800
401	04	00	00	Complementos de sueldos y salarios	48.637.084	0	0	0	0	48.637.084
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	3.596.419	0	0	0	0	3.596.419
401	04	02	00	Complemento a empleados por trabajo nocturno	150.360	0	0	0	0	150.360
401	04	06	00	Complemento a empleados por comisión de servicios	1.326.436	0	0	0	0	1.326.436
401	04	08	00	Bono compensatorio de alimentación a empleados	28.836.000	0	0	0	0	28.836.000
401	04	10	00	Complemento a empleados por días feriados	1.409.302	0	0	0	0	1.409.302
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	693.371	0	0	0	0	693.371
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	28.701	0	0	0	0	28.701
401	04	18	00	Bono compensatorio de alimentación a obreros	6.804.000	0	0	0	0	6.804.000
401	04	20	00	Complemento a obreros por días feriados	435.557	0	0	0	0	435.557
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	796.565	0	0	0	0	796.565
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.942.000	0	0	0	0	3.942.000
401	04	28	00	Complemento al personal contratado por días feriados	349.679	0	0	0	0	349.679
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	54.000	0	0	0	0	54.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	162.000	0	0	0	0	162.000
401	04	98	00	Otros complementos al personal contratado	52.694	0	0	0	0	52.694
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	81.245.550	0	0	0	0	81.245.550
401	05	01	00	Aguinaldos a empleados	40.690.986	0	0	0	0	40.690.986
401	05	03	00	Bono vacacional a empleados	20.345.696	0	0	0	0	20.345.696
401	05	04	00	Aguinaldos a obreros	7.743.100	0	0	0	0	7.743.100
401	05	06	00	Bono vacacional a obreros	3.871.588	0	0	0	0	3.871.588
401	05	07	00	Aguinaldos al personal contratado	5.239.193	0	0	0	0	5.239.193
401	05	08	00	Bono vacacional al personal contratado	2.619.622	0	0	0	0	2.619.622
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	121.595	0	0	0	0	121.595
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	60.798	0	0	0	0	60.798
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	368.646	0	0	0	0	368.646
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	184.326	0	0	0	0	184.326
401	06	00	00	Aportes patronales y legales	31.139.094	0	0	0	0	31.139.094

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	13.150.608	0	0	0	0	13.150.608
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	4.383.535	0	0	0	0	4.383.535
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.922.356	0	0	0	0	2.922.356
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.922.356	0	0	0	0	2.922.356
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.508.788	0	0	0	0	2.508.788
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	836.262	0	0	0	0	836.262
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	557.507	0	0	0	0	557.507
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	557.507	0	0	0	0	557.507
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.697.514	0	0	0	0	1.697.514
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	377.224	0	0	0	0	377.224
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	377.224	0	0	0	0	377.224
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	39.397	0	0	0	0	39.397
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	13.132	0	0	0	0	13.132
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	8.755	0	0	0	0	8.755
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	8.755	0	0	0	0	8.755
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	119.442	0	0	0	0	119.442
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	39.813	0	0	0	0	39.813
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	26.541	0	0	0	0	26.541
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	26.541	0	0	0	0	26.541
401	06	95	00	Otros aportes legales por personal contratado	565.837	0	0	0	0	565.837
401	07	00	00	Asistencia socio-económica	117.050.945	0	0	0	0	117.050.945
401	07	02	00	Becas a empleados	7.530.000	0	0	0	0	7.530.000
401	07	03	00	Ayudas por matrimonio a empleados	728.000	0	0	0	0	728.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	424.000	0	0	0	0	424.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	3.350.000	0	0	0	0	3.350.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	14.611.786	0	0	0	0	14.611.786
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	33.108.000	0	0	0	0	33.108.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.528.000	0	0	0	0	3.528.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	10	00	Dotación de uniformes a empleados	13.350.000	0	0	0	0	13.350.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.564.000	0	0	0	0	3.564.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.608.000	0	0	0	0	2.608.000
401	07	18	00	Becas a obreros	4.170.000	0	0	0	0	4.170.000
401	07	19	00	Ayudas por matrimonio de obreros	88.000	0	0	0	0	88.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	128.000	0	0	0	0	128.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.250.000	0	0	0	0	1.250.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.787.543	0	0	0	0	2.787.543
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	7.812.000	0	0	0	0	7.812.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	648.000	0	0	0	0	648.000
401	07	26	00	Dotación de uniformes a obreros	3.150.000	0	0	0	0	3.150.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	828.000	0	0	0	0	828.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	536.000	0	0	0	0	536.000
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	8.000	0	0	0	0	8.000
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	8.000	0	0	0	0	8.000
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	50.000	0	0	0	0	50.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	43.775	0	0	0	0	43.775
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	62.000	0	0	0	0	62.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	132.714	0	0	0	0	132.714
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	186.000	0	0	0	0	186.000
401	07	75	00	Becas al personal contratado	1.080.000	0	0	0	0	1.080.000
401	07	76	00	Ayudas por matrimonio al personal contratado	112.000	0	0	0	0	112.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	104.000	0	0	0	0	104.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	500.000	0	0	0	0	500.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	1.886.127	0	0	0	0	1.886.127
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	4.526.000	0	0	0	0	4.526.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	432.000	0	0	0	0	432.000
401	07	83	00	Dotación de uniformes al personal contratado	1.825.000	0	0	0	0	1.825.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	540.000	0	0	0	0	540.000
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	200.000	0	0	0	0	200.000
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	69.000	0	0	0	0	69.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	231.000	0	0	0	0	231.000
401	07	96	00	Otras subvenciones a empleados	576.000	0	0	0	0	576.000
401	07	97	00	Otras subvenciones a obreros	136.000	0	0	0	0	136.000
401	07	99	00	Otras subvenciones al personal contratado	144.000	0	0	0	0	144.000
401	08	00	00	Prestaciones sociales e indemnizaciones	46.039.364	0	0	0	0	46.039.364
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	34.587.617	0	0	0	0	34.587.617
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	6.581.688	0	0	0	0	6.581.688
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	4.453.349	0	0	0	0	4.453.349
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	103.357	0	0	0	0	103.357
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	313.353	0	0	0	0	313.353
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**109.724.263**	**0**	**0**	**0**	**0**	**109.724.263**
402	01	00	00	Productos alimenticios y agropecuarios	24.138.756	0	0	0	0	24.138.756
402	01	01	00	Alimentos y bebidas para personas	24.138.756	0	0	0	0	24.138.756
402	03	00	00	Textiles y vestuarios	11.688.138	0	0	0	0	11.688.138
402	03	02	00	Prendas de vestir	11.688.138	0	0	0	0	11.688.138
402	04	00	00	Productos de cuero y caucho	3.178.264	0	0	0	0	3.178.264
402	04	03	00	Cauchos y tripas para vehículos	3.178.264	0	0	0	0	3.178.264
402	05	00	00	Productos de papel, cartón e impresos	13.054.036	0	0	0	0	13.054.036
402	05	01	00	Pulpa de madera, papel y cartón	4.309.612	0	0	0	0	4.309.612
402	05	03	00	Productos de papel y cartón para oficina	7.620.158	0	0	0	0	7.620.158
402	05	04	00	Libros, revistas y periódicos	539.823	0	0	0	0	539.823
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	584.443	0	0	0	0	584.443
402	06	00	00	Productos químicos y derivados	10.052.540	0	0	0	0	10.052.540
402	06	03	00	Tintas, pinturas y colorantes	2.225.005	0	0	0	0	2.225.005
402	06	04	00	Productos farmacéuticos y medicamentos	425.543	0	0	0	0	425.543
402	06	06	00	Combustibles y lubricantes	1.220.260	0	0	0	0	1.220.260
402	06	08	00	Productos plásticos	6.181.732	0	0	0	0	6.181.732

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	00	00	Productos metálicos	7.864.808	0	0	0	0	7.864.808
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.461.987	0	0	0	0	2.461.987
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.488.004	0	0	0	0	4.488.004
402	08	10	00	Repuestos y accesorios para otros equipos	914.817	0	0	0	0	914.817
402	10	00	00	Productos varios y útiles diversos	37.003.017	0	0	0	0	37.003.017
402	10	02	00	Materiales y útiles de limpieza y aseo	2.453.010	0	0	0	0	2.453.010
402	10	03	00	Utensilios de cocina y comedor	195.773	0	0	0	0	195.773
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.457.200	0	0	0	0	7.457.200
402	10	06	00	Condecoraciones, ofrendas y similares	2.413.932	0	0	0	0	2.413.932
402	10	07	00	Productos de seguridad en el trabajo	2.515.266	0	0	0	0	2.515.266
402	10	08	00	Materiales para equipos de computación	16.042.268	0	0	0	0	16.042.268
402	10	11	00	Materiales eléctricos	2.547.616	0	0	0	0	2.547.616
402	10	12	00	Materiales para instalaciones sanitarias	923.927	0	0	0	0	923.927
402	10	99	00	Otros productos y útiles diversos	2.454.025	0	0	0	0	2.454.025
402	99	00	00	Otros materiales y suministros	2.744.704	0	0	0	0	2.744.704
402	99	01	00	Otros materiales y suministros	2.744.704	0	0	0	0	2.744.704
403	**00**	**00**	**00**	**Servicios no personales**	**295.896.922**	**0**	**0**	**0**	**0**	**295.896.922**
403	01	00	00	Alquileres de inmuebles	17.774.000	0	0	0	0	17.774.000
403	01	01	00	Alquileres de edificios y locales	17.774.000	0	0	0	0	17.774.000
403	02	00	00	Alquileres de maquinaria y equipos	8.055.892	0	0	0	0	8.055.892
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	8.055.892	0	0	0	0	8.055.892
403	04	00	00	Servicios básicos	15.772.406	0	0	0	0	15.772.406
403	04	01	00	Electricidad	27.326	0	0	0	0	27.326
403	04	03	00	Agua	9.879	0	0	0	0	9.879
403	04	04	00	Teléfonos	12.326.299	0	0	0	0	12.326.299
403	04	04	01	Servicios de telefonía prestados por organismos públicos	6.342.676	0	0	0	0	6.342.676
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	5.983.623	0	0	0	0	5.983.623
403	04	05	00	Servicio de comunicaciones	2.405.702	0	0	0	0	2.405.702
403	04	06	00	Servicio de aseo urbano y domiciliario	3.200	0	0	0	0	3.200
403	04	07	00	Servicio de condominio	1.000.000	0	0	0	0	1.000.000
403	06	00	00	Servicios de transporte y almacenaje	1.251.725	0	0	0	0	1.251.725

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	01	00	Fletes y embalajes	956.537	0	0	0	0	956.537
403	06	03	00	Estacionamiento	295.188	0	0	0	0	295.188
403	07	00	00	Servicios de información, impresión y relaciones públicas	77.625.979	0	0	0	0	77.625.979
403	07	01	00	Publicidad y propaganda	8.545.350	0	0	0	0	8.545.350
403	07	02	00	Imprenta y reproducción	34.850.352	0	0	0	0	34.850.352
403	07	03	00	Relaciones sociales	33.712.137	0	0	0	0	33.712.137
403	07	04	00	Avisos	518.140	0	0	0	0	518.140
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	11.214.654	0	0	0	0	11.214.654
403	08	01	00	Primas y gastos de seguros	4.938.963	0	0	0	0	4.938.963
403	08	02	00	Comisiones y gastos bancarios	16.498	0	0	0	0	16.498
403	08	03	00	Comisiones y gastos de adquisición de seguros	6.259.193	0	0	0	0	6.259.193
403	09	00	00	Viáticos y pasajes	45.854.549	0	0	0	0	45.854.549
403	09	01	00	Viáticos y pasajes dentro del país	26.157.475	0	0	0	0	26.157.475
403	09	02	00	Viáticos y pasajes fuera del país	19.697.074	0	0	0	0	19.697.074
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	50.399.536	0	0	0	0	50.399.536
403	10	07	00	Servicios de capacitación y adiestramiento	2.250.000	0	0	0	0	2.250.000
403	10	11	00	Servicios para la elaboración y suministro de comida	32.125.163	0	0	0	0	32.125.163
403	10	99	00	Otros servicios profesionales y técnicos	16.024.373	0	0	0	0	16.024.373
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	8.034.275	0	0	0	0	8.034.275
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.621.303	0	0	0	0	5.621.303
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.412.972	0	0	0	0	2.412.972
403	16	00	00	Servicios de diversión, esparcimiento y culturales	4.000.000	0	0	0	0	4.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	4.000.000	0	0	0	0	4.000.000
403	18	00	00	Impuestos indirectos	47.052.279	0	0	0	0	47.052.279
403	18	01	00	Impuesto al valor agregado	47.052.279	0	0	0	0	47.052.279
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	620.000	0	0	0	0	620.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	620.000	0	0	0	0	620.000
403	99	00	00	Otros servicios no personales	8.241.627	0	0	0	0	8.241.627
403	99	01	00	Otros servicios no personales	8.241.627	0	0	0	0	8.241.627
404	**00**	**00**	**00**	**Activos reales**	**30.423.303**	**0**	**0**	**0**	**0**	**30.423.303**
404	04	00	00	Equipos de transporte, tracción y elevación	10.162.481	0	0	0	0	10.162.481

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	04	01	00	Vehículos automotores terrestres	10.162.481	0	0	0	0	10.162.481
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.293.763	0	0	0	0	3.293.763
404	05	01	00	Equipos de telecomunicaciones	3.293.763	0	0	0	0	3.293.763
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.025.954	0	0	0	0	1.025.954
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.025.954	0	0	0	0	1.025.954
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	14.062.290	0	0	0	0	14.062.290
404	09	01	00	Mobiliario y equipos de oficina	5.025.912	0	0	0	0	5.025.912
404	09	02	00	Equipos de computación	6.951.260	0	0	0	0	6.951.260
404	09	03	00	Mobiliario y equipos de alojamiento	2.085.118	0	0	0	0	2.085.118
404	99	00	00	Otros activos reales	1.878.815	0	0	0	0	1.878.815
404	99	01	00	Otros activos reales	1.878.815	0	0	0	0	1.878.815
405	**00**	**00**	**00**	**Activos financieros**	**7.300.000**	**0**	**0**	**0**	**0**	**7.300.000**
405	01	00	00	Aportes en acciones y participaciones de capital	7.300.000	0	0	0	0	7.300.000
405	01	02	00	Aportes en acciones y participaciones de capital al sector público	7.300.000	0	0	0	0	7.300.000
405	01	02	05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios	7.300.000	0	0	0	0	7.300.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.919.391.585**	**0**	**0**	**0**	**0**	**4.919.391.585**
407	01	00	00	Transferencias y donaciones corrientes internas	4.919.391.585	0	0	0	0	4.919.391.585
407	01	01	00	Transferencias corrientes internas al sector privado	1.066.122	0	0	0	0	1.066.122
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	564.720	0	0	0	0	564.720
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	141.180	0	0	0	0	141.180
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	56.472	0	0	0	0	56.472
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	141.750	0	0	0	0	141.750
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	162.000	0	0	0	0	162.000
407	01	02	00	Donaciones corrientes internas al sector privado	3.907.138	0	0	0	0	3.907.138
407	01	02	01	Donaciones corrientes a personas	3.907.138	0	0	0	0	3.907.138
407	01	03	00	Transferencias corrientes internas al sector público	4.914.418.325	0	0	0	0	4.914.418.325
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.742.620.461	0	0	0	0	4.742.620.461
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	171.797.864	0	0	0	0	171.797.864
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.203.661**	**0**	**0**	**0**	**0**	**2.203.661**
411	11	00	00	Obligaciones de ejercicios anteriores	2.203.661	0	0	0	0	2.203.661
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.500.000	0	0	0	0	1.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	703.661	0	0	0	0	703.661
				Totales	**5.876.494.922**	**0**	**0**	**0**	**0**	**5.876.494.922**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127674 580034000 SEGUIMIENTO Y PROMOCIÓN DE LA PROTECCIÓN INTEGRAL DE LOS DERECHOS HUMANOS DE LAS MUJERES.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE DEFENSA DE LOS DERECHOS DE LAS MUJERES.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 80

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA PROTECCIÓN DE LOS DERECHOS DE LA MUJER **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**55.607.185**	0	0	0	0	**55.607.185**
401	01	00	00	Sueldos, salarios y otras retribuciones	10.807.451	0	0	0	0	10.807.451
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	9.617.328	0	0	0	0	9.617.328
401	01	18	00	Remuneraciones al personal contratado	759.945	0	0	0	0	759.945
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	759.945	0	0	0	0	759.945
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	115.778	0	0	0	0	115.778
401	01	99	00	Otras retribuciones	314.400	0	0	0	0	314.400
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.976.560	0	0	0	0	3.976.560
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.922.560	0	0	0	0	3.922.560
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	54.000	0	0	0	0	54.000
401	03	00	00	Primas	6.651.429	0	0	0	0	6.651.429
401	03	02	00	Primas de transporte a empleados	2.310.000	0	0	0	0	2.310.000
401	03	08	00	Primas de profesionalización a empleados	954.479	0	0	0	0	954.479
401	03	09	00	Primas por antigüedad a empleados	1.774.280	0	0	0	0	1.774.280
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	539.784	0	0	0	0	539.784
401	03	37	00	Primas de transporte al personal contratado	180.000	0	0	0	0	180.000
401	03	40	00	Primas de profesionalización al personal contratado	87.429	0	0	0	0	87.429
401	03	41	00	Primas por antigüedad al personal contratado	134.177	0	0	0	0	134.177
401	03	47	00	Primas al personal de alto nivel y de dirección	114.188	0	0	0	0	114.188
401	03	95	00	Otras primas al personal de alto nivel y de dirección	70.216	0	0	0	0	70.216
401	03	97	00	Otras primas a empleados	486.876	0	0	0	0	486.876
401	04	00	00	Complementos de sueldos y salarios	5.345.580	0	0	0	0	5.345.580
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	224.657	0	0	0	0	224.657
401	04	02	00	Complemento a empleados por trabajo nocturno	16.682	0	0	0	0	16.682
401	04	08	00	Bono compensatorio de alimentación a empleados	4.158.000	0	0	0	0	4.158.000
401	04	10	00	Complemento a empleados por días feriados	129.799	0	0	0	0	129.799
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	281.503	0	0	0	0	281.503
401	04	26	00	Bono compensatorio de alimentación al personal contratado	324.000	0	0	0	0	324.000
401	04	28	00	Complemento al personal contratado por días feriados	138.999	0	0	0	0	138.999

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127674 580034000 SEGUIMIENTO Y PROMOCIÓN DE LA PROTECCIÓN INTEGRAL DE LOS DERECHOS HUMANOS DE LAS MUJERES.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE DEFENSA DE LOS DERECHOS DE LAS MUJERES.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 80

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA PROTECCIÓN DE LOS DERECHOS DE LA MUJER **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	54.000	0	0	0	0	54.000
401	04	98	00	Otros complementos al personal contratado	17.940	0	0	0	0	17.940
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	9.268.688	0	0	0	0	9.268.688
401	05	01	00	Aguinaldos a empleados	5.524.452	0	0	0	0	5.524.452
401	05	03	00	Bono vacacional a empleados	2.762.253	0	0	0	0	2.762.253
401	05	07	00	Aguinaldos al personal contratado	531.771	0	0	0	0	531.771
401	05	08	00	Bono vacacional al personal contratado	265.888	0	0	0	0	265.888
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	122.882	0	0	0	0	122.882
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	61.442	0	0	0	0	61.442
401	06	00	00	Aportes patronales y legales	3.499.810	0	0	0	0	3.499.810
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.756.537	0	0	0	0	1.756.537
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	585.512	0	0	0	0	585.512
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	390.341	0	0	0	0	390.341
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	390.341	0	0	0	0	390.341
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	172.295	0	0	0	0	172.295
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	38.287	0	0	0	0	38.287
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	38.287	0	0	0	0	38.287
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	39.814	0	0	0	0	39.814
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	13.271	0	0	0	0	13.271
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	8.847	0	0	0	0	8.847
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	8.847	0	0	0	0	8.847
401	06	95	00	Otros aportes legales por personal contratado	57.431	0	0	0	0	57.431
401	07	00	00	Asistencia socio-económica	10.805.385	0	0	0	0	10.805.385
401	07	02	00	Becas a empleados	240.000	0	0	0	0	240.000
401	07	03	00	Ayudas por matrimonio a empleados	56.000	0	0	0	0	56.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	48.000	0	0	0	0	48.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.951.708	0	0	0	0	1.951.708
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	4.774.000	0	0	0	0	4.774.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127674 580034000 SEGUIMIENTO Y PROMOCIÓN DE LA PROTECCIÓN INTEGRAL DE LOS DERECHOS HUMANOS DE LAS MUJERES.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE DEFENSA DE LOS DERECHOS DE LAS MUJERES.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 80

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA PROTECCIÓN DE LOS DERECHOS DE LA MUJER **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	88.000	0	0	0	0	88.000
401	07	10	00	Dotación de uniformes a empleados	1.925.000	0	0	0	0	1.925.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	180.000	0	0	0	0	180.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	88.000	0	0	0	0	88.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	44.238	0	0	0	0	44.238
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	62.000	0	0	0	0	62.000
401	07	75	00	Becas al personal contratado	90.000	0	0	0	0	90.000
401	07	76	00	Ayudas por matrimonio al personal contratado	24.000	0	0	0	0	24.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	24.000	0	0	0	0	24.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	191.439	0	0	0	0	191.439
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	372.000	0	0	0	0	372.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	208.000	0	0	0	0	208.000
401	07	83	00	Dotación de uniformes al personal contratado	150.000	0	0	0	0	150.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	108.000	0	0	0	0	108.000
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	24.000	0	0	0	0	24.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	77.000	0	0	0	0	77.000
401	07	96	00	Otras subvenciones a empleados	32.000	0	0	0	0	32.000
401	07	99	00	Otras subvenciones al personal contratado	48.000	0	0	0	0	48.000
401	08	00	00	Prestaciones sociales e indemnizaciones	5.252.282	0	0	0	0	5.252.282
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	4.695.822	0	0	0	0	4.695.822
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	452.009	0	0	0	0	452.009
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	104.451	0	0	0	0	104.451
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**16.714.406**	**0**	**0**	**0**	**0**	**16.714.406**
402	01	00	00	Productos alimenticios y agropecuarios	4.342.844	0	0	0	0	4.342.844
402	01	01	00	Alimentos y bebidas para personas	4.342.844	0	0	0	0	4.342.844
402	03	00	00	Textiles y vestuarios	3.694.080	0	0	0	0	3.694.080
402	03	02	00	Prendas de vestir	3.694.080	0	0	0	0	3.694.080
402	04	00	00	Productos de cuero y caucho	757.244	0	0	0	0	757.244

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127674 580034000 SEGUIMIENTO Y PROMOCIÓN DE LA PROTECCIÓN INTEGRAL DE LOS DERECHOS HUMANOS DE LAS MUJERES.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE DEFENSA DE LOS DERECHOS DE LAS MUJERES.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 80

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA PROTECCIÓN DE LOS DERECHOS DE LA MUJER **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	04	03	00	Cauchos y tripas para vehículos	757.244	0	0	0	0	757.244
402	05	00	00	Productos de papel, cartón e impresos	2.307.067	0	0	0	0	2.307.067
402	05	01	00	Pulpa de madera, papel y cartón	1.022.672	0	0	0	0	1.022.672
402	05	03	00	Productos de papel y cartón para oficina	1.284.395	0	0	0	0	1.284.395
402	06	00	00	Productos químicos y derivados	1.062.335	0	0	0	0	1.062.335
402	06	03	00	Tintas, pinturas y colorantes	338.124	0	0	0	0	338.124
402	06	04	00	Productos farmacéuticos y medicamentos	149.607	0	0	0	0	149.607
402	06	06	00	Combustibles y lubricantes	118.954	0	0	0	0	118.954
402	06	08	00	Productos plásticos	455.650	0	0	0	0	455.650
402	08	00	00	Productos metálicos	849.076	0	0	0	0	849.076
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	315.574	0	0	0	0	315.574
402	08	09	00	Repuestos y accesorios para equipos de transporte	533.502	0	0	0	0	533.502
402	10	00	00	Productos varios y útiles diversos	3.233.760	0	0	0	0	3.233.760
402	10	02	00	Materiales y útiles de limpieza y aseo	435.680	0	0	0	0	435.680
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	385.020	0	0	0	0	385.020
402	10	06	00	Condecoraciones, ofrendas y similares	1.170.000	0	0	0	0	1.170.000
402	10	08	00	Materiales para equipos de computación	523.640	0	0	0	0	523.640
402	10	11	00	Materiales eléctricos	257.420	0	0	0	0	257.420
402	10	99	00	Otros productos y útiles diversos	462.000	0	0	0	0	462.000
402	99	00	00	Otros materiales y suministros	468.000	0	0	0	0	468.000
402	99	01	00	Otros materiales y suministros	468.000	0	0	0	0	468.000
403	**00**	**00**	**00**	**Servicios no personales**	**86.574.121**	**0**	**0**	**0**	**0**	**86.574.121**
403	01	00	00	Alquileres de inmuebles	2.000.000	0	0	0	0	2.000.000
403	01	01	00	Alquileres de edificios y locales	2.000.000	0	0	0	0	2.000.000
403	02	00	00	Alquileres de maquinaria y equipos	1.000.000	0	0	0	0	1.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	1.000.000
403	06	00	00	Servicios de transporte y almacenaje	300.000	0	0	0	0	300.000
403	06	01	00	Fletes y embalajes	300.000	0	0	0	0	300.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	34.900.350	0	0	0	0	34.900.350
403	07	01	00	Publicidad y propaganda	6.740.350	0	0	0	0	6.740.350

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127674 580034000 SEGUIMIENTO Y PROMOCIÓN DE LA PROTECCIÓN INTEGRAL DE LOS DERECHOS HUMANOS DE LAS MUJERES.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE DEFENSA DE LOS DERECHOS DE LAS MUJERES.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 80

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA PROTECCIÓN DE LOS DERECHOS DE LA MUJER **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	02	00	Imprenta y reproducción	14.660.000	0	0	0	0	14.660.000
403	07	03	00	Relaciones sociales	13.500.000	0	0	0	0	13.500.000
403	09	00	00	Viáticos y pasajes	16.355.071	0	0	0	0	16.355.071
403	09	01	00	Viáticos y pasajes dentro del país	6.855.071	0	0	0	0	6.855.071
403	09	02	00	Viáticos y pasajes fuera del país	9.500.000	0	0	0	0	9.500.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	17.550.000	0	0	0	0	17.550.000
403	10	11	00	Servicios para la elaboración y suministro de comida	11.400.000	0	0	0	0	11.400.000
403	10	99	00	Otros servicios profesionales y técnicos	6.150.000	0	0	0	0	6.150.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.944.000	0	0	0	0	1.944.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.344.000	0	0	0	0	1.344.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	600.000	0	0	0	0	600.000
403	18	00	00	Impuestos indirectos	11.224.700	0	0	0	0	11.224.700
403	18	01	00	Impuesto al valor agregado	11.224.700	0	0	0	0	11.224.700
403	99	00	00	Otros servicios no personales	1.300.000	0	0	0	0	1.300.000
403	99	01	00	Otros servicios no personales	1.300.000	0	0	0	0	1.300.000
404	**00**	**00**	**00**	**Activos reales**	**1.475.341**	**0**	**0**	**0**	**0**	**1.475.341**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.475.341	0	0	0	0	1.475.341
404	09	01	00	Mobiliario y equipos de oficina	580.154	0	0	0	0	580.154
404	09	02	00	Equipos de computación	764.993	0	0	0	0	764.993
404	09	03	00	Mobiliario y equipos de alojamiento	130.194	0	0	0	0	130.194
				Totales	**160.371.053**	**0**	**0**	**0**	**0**	**160.371.053**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127674 580034000 SEGUIMIENTO Y PROMOCIÓN DE LA PROTECCIÓN INTEGRAL DE LOS DERECHOS HUMANOS DE LAS MUJERES.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE DEFENSA DE LOS DERECHOS DE LAS MUJERES.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 80

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA PROTECCIÓN DE LOS DERECHOS DE LA MUJER **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127674 580034000 SEGUIMIENTO Y PROMOCIÓN DE LA PROTECCIÓN INTEGRAL DE LOS DERECHOS HUMANOS DE LAS MUJERES.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE DEFENSA DE LOS DERECHOS DE LAS MUJERES.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 80

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA PROTECCIÓN DE LOS DERECHOS DE LA MUJER **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580034001 REALIZACIÓN DE DIAGNÓSTICOS EN SECTORES PRIORIZADOS ACERCA DE LAS SITUACIONES QUE PRIVAN EL EJERCICIO DE LOS DERECHOS HUMANOS DE LAS MUJERES, EN ESPECIAL A AQUELLAS EN CONDICIÓN DE MAYOR VULNERABILIDAD SOCIAL Y POBREZA.

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PROTECCION DE LOS DERECHOS DE LA MUJER

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**55.607.185**	**0**	**0**	**0**	**0**	**55.607.185**
401	01	00	00	Sueldos, salarios y otras retribuciones	10.807.451	0	0	0	0	10.807.451
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	9.617.328	0	0	0	0	9.617.328
401	01	18	00	Remuneraciones al personal contratado	759.945	0	0	0	0	759.945
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	759.945	0	0	0	0	759.945
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	115.778	0	0	0	0	115.778
401	01	99	00	Otras retribuciones	314.400	0	0	0	0	314.400
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.976.560	0	0	0	0	3.976.560
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.922.560	0	0	0	0	3.922.560
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	54.000	0	0	0	0	54.000
401	03	00	00	Primas	6.651.429	0	0	0	0	6.651.429
401	03	02	00	Primas de transporte a empleados	2.310.000	0	0	0	0	2.310.000
401	03	08	00	Primas de profesionalización a empleados	954.479	0	0	0	0	954.479
401	03	09	00	Primas por antigüedad a empleados	1.774.280	0	0	0	0	1.774.280
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	539.784	0	0	0	0	539.784
401	03	37	00	Primas de transporte al personal contratado	180.000	0	0	0	0	180.000
401	03	40	00	Primas de profesionalización al personal contratado	87.429	0	0	0	0	87.429
401	03	41	00	Primas por antigüedad al personal contratado	134.177	0	0	0	0	134.177
401	03	47	00	Primas al personal de alto nivel y de dirección	114.188	0	0	0	0	114.188
401	03	95	00	Otras primas al personal de alto nivel y de dirección	70.216	0	0	0	0	70.216
401	03	97	00	Otras primas a empleados	486.876	0	0	0	0	486.876
401	04	00	00	Complementos de sueldos y salarios	5.345.580	0	0	0	0	5.345.580
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	224.657	0	0	0	0	224.657
401	04	02	00	Complemento a empleados por trabajo nocturno	16.682	0	0	0	0	16.682
401	04	08	00	Bono compensatorio de alimentación a empleados	4.158.000	0	0	0	0	4.158.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127674 580034000 SEGUIMIENTO Y PROMOCIÓN DE LA PROTECCIÓN INTEGRAL DE LOS DERECHOS HUMANOS DE LAS MUJERES.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE DEFENSA DE LOS DERECHOS DE LAS MUJERES.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 80

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA PROTECCIÓN DE LOS DERECHOS DE LA MUJER **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580034001 REALIZACIÓN DE DIAGNÓSTICOS EN SECTORES PRIORIZADOS ACERCA DE LAS SITUACIONES QUE PRIVAN EL EJERCICIO DE LOS DERECHOS HUMANOS DE LAS MUJERES, EN ESPECIAL A AQUELLAS EN CONDICIÓN DE MAYOR VULNERABILIDAD SOCIAL Y POBREZA.

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PROTECCION DE LOS DERECHOS DE LA MUJER

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	10	00	Complemento a empleados por días feriados	129.799	0	0	0	0	129.799
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	281.503	0	0	0	0	281.503
401	04	26	00	Bono compensatorio de alimentación al personal contratado	324.000	0	0	0	0	324.000
401	04	28	00	Complemento al personal contratado por días feriados	138.999	0	0	0	0	138.999
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	54.000	0	0	0	0	54.000
401	04	98	00	Otros complementos al personal contratado	17.940	0	0	0	0	17.940
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	9.268.688	0	0	0	0	9.268.688
401	05	01	00	Aguinaldos a empleados	5.524.452	0	0	0	0	5.524.452
401	05	03	00	Bono vacacional a empleados	2.762.253	0	0	0	0	2.762.253
401	05	07	00	Aguinaldos al personal contratado	531.771	0	0	0	0	531.771
401	05	08	00	Bono vacacional al personal contratado	265.888	0	0	0	0	265.888
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	122.882	0	0	0	0	122.882
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	61.442	0	0	0	0	61.442
401	06	00	00	Aportes patronales y legales	3.499.810	0	0	0	0	3.499.810
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.756.537	0	0	0	0	1.756.537
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	585.512	0	0	0	0	585.512
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	390.341	0	0	0	0	390.341
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	390.341	0	0	0	0	390.341
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	172.295	0	0	0	0	172.295
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	38.287	0	0	0	0	38.287
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	38.287	0	0	0	0	38.287
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	39.814	0	0	0	0	39.814
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	13.271	0	0	0	0	13.271
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	8.847	0	0	0	0	8.847

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127674 580034000 SEGUIMIENTO Y PROMOCIÓN DE LA PROTECCIÓN INTEGRAL DE LOS DERECHOS HUMANOS DE LAS MUJERES.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE DEFENSA DE LOS DERECHOS DE LAS MUJERES.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 80

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA PROTECCIÓN DE LOS DERECHOS DE LA MUJER **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580034001 REALIZACIÓN DE DIAGNÓSTICOS EN SECTORES PRIORIZADOS ACERCA DE LAS SITUACIONES QUE PRIVAN EL EJERCICIO DE LOS DERECHOS HUMANOS DE LAS MUJERES, EN ESPECIAL A AQUELLAS EN CONDICIÓN DE MAYOR VULNERABILIDAD SOCIAL Y POBREZA.

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PROTECCION DE LOS DERECHOS DE LA MUJER

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	8.847	0	0	0	0	8.847
401	06	95	00	Otros aportes legales por personal contratado	57.431	0	0	0	0	57.431
401	07	00	00	Asistencia socio-económica	10.805.385	0	0	0	0	10.805.385
401	07	02	00	Becas a empleados	240.000	0	0	0	0	240.000
401	07	03	00	Ayudas por matrimonio a empleados	56.000	0	0	0	0	56.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	48.000	0	0	0	0	48.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.951.708	0	0	0	0	1.951.708
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	4.774.000	0	0	0	0	4.774.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	88.000	0	0	0	0	88.000
401	07	10	00	Dotación de uniformes a empleados	1.925.000	0	0	0	0	1.925.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	180.000	0	0	0	0	180.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	88.000	0	0	0	0	88.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	44.238	0	0	0	0	44.238
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	62.000	0	0	0	0	62.000
401	07	75	00	Becas al personal contratado	90.000	0	0	0	0	90.000
401	07	76	00	Ayudas por matrimonio al personal contratado	24.000	0	0	0	0	24.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	24.000	0	0	0	0	24.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	191.439	0	0	0	0	191.439
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	372.000	0	0	0	0	372.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	208.000	0	0	0	0	208.000
401	07	83	00	Dotación de uniformes al personal contratado	150.000	0	0	0	0	150.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	108.000	0	0	0	0	108.000
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	24.000	0	0	0	0	24.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127674 580034000 SEGUIMIENTO Y PROMOCIÓN DE LA PROTECCIÓN INTEGRAL DE LOS DERECHOS HUMANOS DE LAS MUJERES.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE DEFENSA DE LOS DERECHOS DE LAS MUJERES.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 80

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA PROTECCIÓN DE LOS DERECHOS DE LA MUJER **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580034001 REALIZACIÓN DE DIAGNÓSTICOS EN SECTORES PRIORIZADOS ACERCA DE LAS SITUACIONES QUE PRIVAN EL EJERCICIO DE LOS DERECHOS HUMANOS DE LAS MUJERES, EN ESPECIAL A AQUELLAS EN CONDICIÓN DE MAYOR VULNERABILIDAD SOCIAL Y POBREZA.

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PROTECCION DE LOS DERECHOS DE LA MUJER

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	77.000	0	0	0	0	77.000
401	07	96	00	Otras subvenciones a empleados	32.000	0	0	0	0	32.000
401	07	99	00	Otras subvenciones al personal contratado	48.000	0	0	0	0	48.000
401	08	00	00	Prestaciones sociales e indemnizaciones	5.252.282	0	0	0	0	5.252.282
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	4.695.822	0	0	0	0	4.695.822
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	452.009	0	0	0	0	452.009
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	104.451	0	0	0	0	104.451
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.188.230**	**0**	**0**	**0**	**0**	**7.188.230**
402	01	00	00	Productos alimenticios y agropecuarios	108.962	0	0	0	0	108.962
402	01	01	00	Alimentos y bebidas para personas	108.962	0	0	0	0	108.962
402	04	00	00	Productos de cuero y caucho	757.244	0	0	0	0	757.244
402	04	03	00	Cauchos y tripas para vehículos	757.244	0	0	0	0	757.244
402	05	00	00	Productos de papel, cartón e impresos	2.307.067	0	0	0	0	2.307.067
402	05	01	00	Pulpa de madera, papel y cartón	1.022.672	0	0	0	0	1.022.672
402	05	03	00	Productos de papel y cartón para oficina	1.284.395	0	0	0	0	1.284.395
402	06	00	00	Productos químicos y derivados	724.211	0	0	0	0	724.211
402	06	04	00	Productos farmacéuticos y medicamentos	149.607	0	0	0	0	149.607
402	06	06	00	Combustibles y lubricantes	118.954	0	0	0	0	118.954
402	06	08	00	Productos plásticos	455.650	0	0	0	0	455.650
402	08	00	00	Productos metálicos	849.076	0	0	0	0	849.076
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	315.574	0	0	0	0	315.574
402	08	09	00	Repuestos y accesorios para equipos de transporte	533.502	0	0	0	0	533.502
402	10	00	00	Productos varios y útiles diversos	1.973.670	0	0	0	0	1.973.670
402	10	02	00	Materiales y útiles de limpieza y aseo	435.680	0	0	0	0	435.680
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	294.930	0	0	0	0	294.930

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127674 580034000 SEGUIMIENTO Y PROMOCIÓN DE LA PROTECCIÓN INTEGRAL DE LOS DERECHOS HUMANOS DE LAS MUJERES.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE DEFENSA DE LOS DERECHOS DE LAS MUJERES.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 80

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA PROTECCIÓN DE LOS DERECHOS DE LA MUJER **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580034001 REALIZACIÓN DE DIAGNÓSTICOS EN SECTORES PRIORIZADOS ACERCA DE LAS SITUACIONES QUE PRIVAN EL EJERCICIO DE LOS DERECHOS HUMANOS DE LAS MUJERES, EN ESPECIAL A AQUELLAS EN CONDICIÓN DE MAYOR VULNERABILIDAD SOCIAL Y POBREZA.

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PROTECCION DE LOS DERECHOS DE LA MUJER

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	08	00	Materiales para equipos de computación	523.640	0	0	0	0	523.640
402	10	11	00	Materiales eléctricos	257.420	0	0	0	0	257.420
402	10	99	00	Otros productos y útiles diversos	462.000	0	0	0	0	462.000
402	99	00	00	Otros materiales y suministros	468.000	0	0	0	0	468.000
402	99	01	00	Otros materiales y suministros	468.000	0	0	0	0	468.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.288.909**	**0**	**0**	**0**	**0**	**5.288.909**
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	1.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	850.000	0	0	0	0	850.000
403	10	11	00	Servicios para la elaboración y suministro de comida	400.000	0	0	0	0	400.000
403	10	99	00	Otros servicios profesionales y técnicos	450.000	0	0	0	0	450.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.944.000	0	0	0	0	1.944.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.344.000	0	0	0	0	1.344.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	600.000	0	0	0	0	600.000
403	18	00	00	Impuestos indirectos	1.494.909	0	0	0	0	1.494.909
403	18	01	00	Impuesto al valor agregado	1.494.909	0	0	0	0	1.494.909
404	**00**	**00**	**00**	**Activos reales**	**1.475.341**	**0**	**0**	**0**	**0**	**1.475.341**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.475.341	0	0	0	0	1.475.341
404	09	01	00	Mobiliario y equipos de oficina	580.154	0	0	0	0	580.154
404	09	02	00	Equipos de computación	764.993	0	0	0	0	764.993
404	09	03	00	Mobiliario y equipos de alojamiento	130.194	0	0	0	0	130.194
				Totales	**69.559.665**	**0**	**0**	**0**	**0**	**69.559.665**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127674 580034000 SEGUIMIENTO Y PROMOCIÓN DE LA PROTECCIÓN INTEGRAL DE LOS DERECHOS HUMANOS DE LAS MUJERES.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE DEFENSA DE LOS DERECHOS DE LAS MUJERES.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 80

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA PROTECCIÓN DE LOS DERECHOS DE LA MUJER **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580034002 DIVULGACIÓN DEL MARCO LEGAL E INSTITUCIONAL QUE PROMUEVE, PROTEGE Y DEFIENDE LOS DERECHOS HUMANOS DE LAS MUJERES.

UNIDAD DE MEDIDA: CAMPAÑA **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PROTECCION DE LOS DERECHOS DE LA MUJER

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**4.723.212**	**0**	**0**	**0**	**0**	**4.723.212**
402	01	00	00	Productos alimenticios y agropecuarios	1.057.212	0	0	0	0	1.057.212
402	01	01	00	Alimentos y bebidas para personas	1.057.212	0	0	0	0	1.057.212
402	03	00	00	Textiles y vestuarios	2.496.000	0	0	0	0	2.496.000
402	03	02	00	Prendas de vestir	2.496.000	0	0	0	0	2.496.000
402	10	00	00	Productos varios y útiles diversos	1.170.000	0	0	0	0	1.170.000
402	10	06	00	Condecoraciones, ofrendas y similares	1.170.000	0	0	0	0	1.170.000
403	00	00	00	**Servicios no personales**	**28.387.978**	**0**	**0**	**0**	**0**	**28.387.978**
403	07	00	00	Servicios de información, impresión y relaciones públicas	16.240.350	0	0	0	0	16.240.350
403	07	01	00	Publicidad y propaganda	6.740.350	0	0	0	0	6.740.350
403	07	02	00	Imprenta y reproducción	6.500.000	0	0	0	0	6.500.000
403	07	03	00	Relaciones sociales	3.000.000	0	0	0	0	3.000.000
403	09	00	00	Viáticos y pasajes	3.300.000	0	0	0	0	3.300.000
403	09	01	00	Viáticos y pasajes dentro del pais	300.000	0	0	0	0	300.000
403	09	02	00	Viáticos y pasajes fuera del pais	3.000.000	0	0	0	0	3.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	4.000.000	0	0	0	0	4.000.000
403	10	11	00	Servicios para la elaboración y suministro de comida	2.000.000	0	0	0	0	2.000.000
403	10	99	00	Otros servicios profesionales y técnicos	2.000.000	0	0	0	0	2.000.000
403	18	00	00	Impuestos indirectos	3.547.628	0	0	0	0	3.547.628
403	18	01	00	Impuesto al valor agregado	3.547.628	0	0	0	0	3.547.628
403	99	00	00	Otros servicios no personales	1.300.000	0	0	0	0	1.300.000
403	99	01	00	Otros servicios no personales	1.300.000	0	0	0	0	1.300.000
				Totales	**33.111.190**	**0**	**0**	**0**	**0**	**33.111.190**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127674 580034000 SEGUIMIENTO Y PROMOCIÓN DE LA PROTECCIÓN INTEGRAL DE LOS DERECHOS HUMANOS DE LAS MUJERES.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE DEFENSA DE LOS DERECHOS DE LAS MUJERES.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 80

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA PROTECCIÓN DE LOS DERECHOS DE LA MUJER **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580034003 SEGUIMIENTO DE LOS LINEAMIENTOS PARA LA PROTECCIÓN Y DEFENSA DE LOS DERECHOS SEXUALES Y DERECHOS REPRODUCTIVOS DE LAS MUJERES; Y A LA ATENCIÓN, PREVENCIÓN Y ERRADICACIÓN DE LA VIOLENCIA CONTRA LAS MUJERES.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 80

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PROTECCION DE LOS DERECHOS DE LA MUJER

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**2.134.347**	0	0	0	0	**2.134.347**
402	01	00	00	Productos alimenticios y agropecuarios	508.053	0	0	0	0	508.053
402	01	01	00	Alimentos y bebidas para personas	508.053	0	0	0	0	508.053
402	03	00	00	Textiles y vestuarios	1.198.080	0	0	0	0	1.198.080
402	03	02	00	Prendas de vestir	1.198.080	0	0	0	0	1.198.080
402	06	00	00	Productos químicos y derivados	338.124	0	0	0	0	338.124
402	06	03	00	Tintas, pinturas y colorantes	338.124	0	0	0	0	338.124
402	10	00	00	Productos varios y útiles diversos	90.090	0	0	0	0	90.090
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	90.090	0	0	0	0	90.090
403	00	00	00	**Servicios no personales**	**19.128.121**	0	0	0	0	**19.128.121**
403	01	00	00	Alquileres de inmuebles	1.500.000	0	0	0	0	1.500.000
403	01	01	00	Alquileres de edificios y locales	1.500.000	0	0	0	0	1.500.000
403	02	00	00	Alquileres de maquinaria y equipos	500.000	0	0	0	0	500.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	500.000	0	0	0	0	500.000
403	06	00	00	Servicios de transporte y almacenaje	150.000	0	0	0	0	150.000
403	06	01	00	Fletes y embalajes	150.000	0	0	0	0	150.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.800.000	0	0	0	0	4.800.000
403	07	02	00	Imprenta y reproducción	1.800.000	0	0	0	0	1.800.000
403	07	03	00	Relaciones sociales	3.000.000	0	0	0	0	3.000.000
403	09	00	00	Viáticos y pasajes	5.900.000	0	0	0	0	5.900.000
403	09	01	00	Viáticos y pasajes dentro del país	2.400.000	0	0	0	0	2.400.000
403	09	02	00	Viáticos y pasajes fuera del país	3.500.000	0	0	0	0	3.500.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	4.000.000	0	0	0	0	4.000.000
403	10	11	00	Servicios para la elaboración y suministro de comida	3.000.000	0	0	0	0	3.000.000
403	10	99	00	Otros servicios profesionales y técnicos	1.000.000	0	0	0	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127674 580034000 SEGUIMIENTO Y PROMOCIÓN DE LA PROTECCIÓN INTEGRAL DE LOS DERECHOS HUMANOS DE LAS MUJERES.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE DEFENSA DE LOS DERECHOS DE LAS MUJERES.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 80

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA PROTECCIÓN DE LOS DERECHOS DE LA MUJER **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580034003 SEGUIMIENTO DE LOS LINEAMIENTOS PARA LA PROTECCIÓN Y DEFENSA DE LOS DERECHOS SEXUALES Y DERECHOS REPRODUCTIVOS DE LAS MUJERES; Y A LA ATENCIÓN, PREVENCIÓN Y ERRADICACIÓN DE LA VIOLENCIA CONTRA LAS MUJERES.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 80

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PROTECCION DE LOS DERECHOS DE LA MUJER

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	2.278.121	0	0	0	0	2.278.121
403	18	01	00	Impuesto al valor agregado	2.278.121	0	0	0	0	2.278.121
				Totales	**21.262.468**	**0**	**0**	**0**	**0**	**21.262.468**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127674 580034000 SEGUIMIENTO Y PROMOCIÓN DE LA PROTECCIÓN INTEGRAL DE LOS DERECHOS HUMANOS DE LAS MUJERES.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE DEFENSA DE LOS DERECHOS DE LAS MUJERES.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 80

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA PROTECCIÓN DE LOS DERECHOS DE LA MUJER **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580034004 SEGUIMIENTO A LA EJECUCIÓN DE LOS LINEAMIENTOS DE POLÍTICAS DE INCLUSIÓN Y CORRESPONSABILIDAD EN EL CUIDADO.

UNIDAD DE MEDIDA: ENCUENTRO **META:** 80

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PROTECCION DE LOS DERECHOS DE LA MUJER

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**2.668.617**	**0**	**0**	**0**	**0**	**2.668.617**
402	01	00	00	Productos alimenticios y agropecuarios	2.668.617	0	0	0	0	2.668.617
402	01	01	00	Alimentos y bebidas para personas	2.668.617	0	0	0	0	2.668.617
403	00	00	00	**Servicios no personales**	**33.769.113**	**0**	**0**	**0**	**0**	**33.769.113**
403	01	00	00	Alquileres de inmuebles	500.000	0	0	0	0	500.000
403	01	01	00	Alquileres de edificios y locales	500.000	0	0	0	0	500.000
403	02	00	00	Alquileres de maquinaria y equipos	500.000	0	0	0	0	500.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	500.000	0	0	0	0	500.000
403	06	00	00	Servicios de transporte y almacenaje	150.000	0	0	0	0	150.000
403	06	01	00	Fletes y embalajes	150.000	0	0	0	0	150.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	13.860.000	0	0	0	0	13.860.000
403	07	02	00	Imprenta y reproducción	6.360.000	0	0	0	0	6.360.000
403	07	03	00	Relaciones sociales	7.500.000	0	0	0	0	7.500.000
403	09	00	00	Viáticos y pasajes	6.155.071	0	0	0	0	6.155.071
403	09	01	00	Viáticos y pasajes dentro del país	3.155.071	0	0	0	0	3.155.071
403	09	02	00	Viáticos y pasajes fuera del país	3.000.000	0	0	0	0	3.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	8.700.000	0	0	0	0	8.700.000
403	10	11	00	Servicios para la elaboración y suministro de comida	6.000.000	0	0	0	0	6.000.000
403	10	99	00	Otros servicios profesionales y técnicos	2.700.000	0	0	0	0	2.700.000
403	18	00	00	Impuestos indirectos	3.904.042	0	0	0	0	3.904.042
403	18	01	00	Impuesto al valor agregado	3.904.042	0	0	0	0	3.904.042
				Totales	**36.437.730**	**0**	**0**	**0**	**0**	**36.437.730**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127719 580035000 TRANSVERSALIZACIÓN DE LA PERSPECTIVA DE GÉNERO EN LAS POLÍTICAS PÚBLICAS DEL ESTADO PARA EL FORTALECIMIENTO DEL PODER POPULAR

OBJETIVO DEL PROYECTO: DEFINIR ESTRATEGIAS ORGANIZATIVAS Y FORMATIVAS PARA LA TRANSVERSALIZACIÓN DEL ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS EN LAS POLÍTICAS, PLANES Y PROYECTOS Y FORTALECIMIENTO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 30.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**169.078.636**	**0**	**0**	**0**	**0**	**169.078.636**
401	01	00	00	Sueldos, salarios y otras retribuciones	33.371.322	0	0	0	0	33.371.322
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	20.263.083	0	0	0	0	20.263.083
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	3.754.765	0	0	0	0	3.754.765
401	01	18	00	Remuneraciones al personal contratado	6.551.136	0	0	0	0	6.551.136
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	6.551.136	0	0	0	0	6.551.136
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	115.778	0	0	0	0	115.778
401	01	99	00	Otras retribuciones	2.686.560	0	0	0	0	2.686.560
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	9.636.360	0	0	0	0	9.636.360
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	8.548.080	0	0	0	0	8.548.080
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.034.280	0	0	0	0	1.034.280
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	54.000	0	0	0	0	54.000
401	03	00	00	Primas	17.235.817	0	0	0	0	17.235.817
401	03	02	00	Primas de transporte a empleados	4.860.000	0	0	0	0	4.860.000
401	03	08	00	Primas de profesionalización a empleados	2.483.800	0	0	0	0	2.483.800
401	03	09	00	Primas por antigüedad a empleados	3.742.501	0	0	0	0	3.742.501
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	539.784	0	0	0	0	539.784
401	03	17	00	Primas de transporte a obreros	960.000	0	0	0	0	960.000
401	03	21	00	Primas por antigüedad a obreros	583.184	0	0	0	0	583.184
401	03	37	00	Primas de transporte al personal contratado	1.560.000	0	0	0	0	1.560.000
401	03	40	00	Primas de profesionalización al personal contratado	611.544	0	0	0	0	611.544
401	03	41	00	Primas por antigüedad al personal contratado	1.140.924	0	0	0	0	1.140.924
401	03	47	00	Primas al personal de alto nivel y de dirección	114.188	0	0	0	0	114.188
401	03	95	00	Otras primas al personal de alto nivel y de dirección	70.216	0	0	0	0	70.216
401	03	97	00	Otras primas a empleados	486.876	0	0	0	0	486.876
401	03	98	00	Otras primas a obreros	82.800	0	0	0	0	82.800
401	04	00	00	Complementos de sueldos y salarios	16.713.950	0	0	0	0	16.713.950
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	1.610.824	0	0	0	0	1.610.824
401	04	02	00	Complemento a empleados por trabajo nocturno	57.056	0	0	0	0	57.056

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127719 580035000 TRANSVERSALIZACIÓN DE LA PERSPECTIVA DE GÉNERO EN LAS POLÍTICAS PÚBLICAS DEL ESTADO PARA EL FORTALECIMIENTO DEL PODER POPULAR

OBJETIVO DEL PROYECTO: DEFINIR ESTRATEGIAS ORGANIZATIVAS Y FORMATIVAS PARA LA TRANSVERSALIZACIÓN DEL ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS EN LAS POLÍTICAS, PLANES Y PROYECTOS Y FORTALECIMIENTO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 30.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	06	00	Complemento a empleados por comisión de servicios	331.609	0	0	0	0	331.609
401	04	08	00	Bono compensatorio de alimentación a empleados	8.748.000	0	0	0	0	8.748.000
401	04	10	00	Complemento a empleados por días feriados	605.166	0	0	0	0	605.166
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	155.050	0	0	0	0	155.050
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	5.078	0	0	0	0	5.078
401	04	18	00	Bono compensatorio de alimentación a obreros	1.728.000	0	0	0	0	1.728.000
401	04	20	00	Complemento a obreros por días feriados	97.681	0	0	0	0	97.681
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	344.085	0	0	0	0	344.085
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.808.000	0	0	0	0	2.808.000
401	04	28	00	Complemento al personal contratado por días feriados	149.635	0	0	0	0	149.635
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	54.000	0	0	0	0	54.000
401	04	98	00	Otros complementos al personal contratado	19.766	0	0	0	0	19.766
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	26.507.919	0	0	0	0	26.507.919
401	05	01	00	Aguinaldos a empleados	12.066.701	0	0	0	0	12.066.701
401	05	03	00	Bono vacacional a empleados	6.033.411	0	0	0	0	6.033.411
401	05	04	00	Aguinaldos a obreros	1.853.548	0	0	0	0	1.853.548
401	05	06	00	Bono vacacional a obreros	926.783	0	0	0	0	926.783
401	05	07	00	Aguinaldos al personal contratado	3.628.756	0	0	0	0	3.628.756
401	05	08	00	Bono vacacional al personal contratado	1.814.396	0	0	0	0	1.814.396
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	122.882	0	0	0	0	122.882
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	61.442	0	0	0	0	61.442
401	06	00	00	Aportes patronales y legales	10.179.102	0	0	0	0	10.179.102
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.909.650	0	0	0	0	3.909.650
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.303.216	0	0	0	0	1.303.216
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	868.811	0	0	0	0	868.811
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	868.811	0	0	0	0	868.811
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	600.555	0	0	0	0	600.555
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	200.185	0	0	0	0	200.185
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	133.456	0	0	0	0	133.456

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127719 580035000 TRANSVERSALIZACIÓN DE LA PERSPECTIVA DE GÉNERO EN LAS POLÍTICAS PÚBLICAS DEL ESTADO PARA EL FORTALECIMIENTO DEL PODER POPULAR

OBJETIVO DEL PROYECTO: DEFINIR ESTRATEGIAS ORGANIZATIVAS Y FORMATIVAS PARA LA TRANSVERSALIZACIÓN DEL ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS EN LAS POLÍTICAS, PLANES Y PROYECTOS Y FORTALECIMIENTO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 30.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	133.456	0	0	0	0	133.456
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.175.728	0	0	0	0	1.175.728
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	261.273	0	0	0	0	261.273
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	261.273	0	0	0	0	261.273
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	39.814	0	0	0	0	39.814
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	13.271	0	0	0	0	13.271
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	8.847	0	0	0	0	8.847
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	8.847	0	0	0	0	8.847
401	06	95	00	Otros aportes legales por personal contratado	391.909	0	0	0	0	391.909
401	07	00	00	Asistencia socio-económica	40.412.942	0	0	0	0	40.412.942
401	07	02	00	Becas a empleados	3.150.000	0	0	0	0	3.150.000
401	07	03	00	Ayudas por matrimonio a empleados	416.000	0	0	0	0	416.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	112.000	0	0	0	0	112.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	850.000	0	0	0	0	850.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.344.055	0	0	0	0	4.344.055
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	10.044.000	0	0	0	0	10.044.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.264.000	0	0	0	0	1.264.000
401	07	10	00	Dotación de uniformes a empleados	4.050.000	0	0	0	0	4.050.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.296.000	0	0	0	0	1.296.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	984.000	0	0	0	0	984.000
401	07	18	00	Becas a obreros	1.560.000	0	0	0	0	1.560.000
401	07	19	00	Ayudas por matrimonio de obreros	16.000	0	0	0	0	16.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	40.000	0	0	0	0	40.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	500.000	0	0	0	0	500.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	667.284	0	0	0	0	667.284
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.984.000	0	0	0	0	1.984.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	56.000	0	0	0	0	56.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127719 580035000 TRANSVERSALIZACIÓN DE LA PERSPECTIVA DE GÉNERO EN LAS POLÍTICAS PÚBLICAS DEL ESTADO PARA EL FORTALECIMIENTO DEL PODER POPULAR

OBJETIVO DEL PROYECTO: DEFINIR ESTRATEGIAS ORGANIZATIVAS Y FORMATIVAS PARA LA TRANSVERSALIZACIÓN DEL ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS EN LAS POLÍTICAS, PLANES Y PROYECTOS Y FORTALECIMIENTO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 30.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	26	00	Dotación de uniformes a obreros	800.000	0	0	0	0	800.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	216.000	0	0	0	0	216.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	192.000	0	0	0	0	192.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	44.238	0	0	0	0	44.238
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	62.000	0	0	0	0	62.000
401	07	75	00	Becas al personal contratado	570.000	0	0	0	0	570.000
401	07	76	00	Ayudas por matrimonio al personal contratado	56.000	0	0	0	0	56.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	48.000	0	0	0	0	48.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	500.000	0	0	0	0	500.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	1.306.365	0	0	0	0	1.306.365
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	3.224.000	0	0	0	0	3.224.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	88.000	0	0	0	0	88.000
401	07	83	00	Dotación de uniformes al personal contratado	1.300.000	0	0	0	0	1.300.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	252.000	0	0	0	0	252.000
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	104.000	0	0	0	0	104.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	77.000	0	0	0	0	77.000
401	07	96	00	Otras subvenciones a empleados	152.000	0	0	0	0	152.000
401	07	97	00	Otras subvenciones a obreros	32.000	0	0	0	0	32.000
401	07	99	00	Otras subvenciones al personal contratado	56.000	0	0	0	0	56.000
401	08	00	00	Prestaciones sociales e indemnizaciones	15.021.224	0	0	0	0	15.021.224
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	10.256.778	0	0	0	0	10.256.778
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.575.528	0	0	0	0	1.575.528
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.084.467	0	0	0	0	3.084.467
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	104.451	0	0	0	0	104.451
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**45.458.487**	**0**	**0**	**0**	**0**	**45.458.487**
402	01	00	00	Productos alimenticios y agropecuarios	14.911.589	0	0	0	0	14.911.589
402	01	01	00	Alimentos y bebidas para personas	14.911.589	0	0	0	0	14.911.589
402	03	00	00	Textiles y vestuarios	6.488.000	0	0	0	0	6.488.000
402	03	02	00	Prendas de vestir	6.488.000	0	0	0	0	6.488.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127719 580035000 TRANSVERSALIZACIÓN DE LA PERSPECTIVA DE GÉNERO EN LAS POLÍTICAS PÚBLICAS DEL ESTADO PARA EL FORTALECIMIENTO DEL PODER POPULAR

OBJETIVO DEL PROYECTO: DEFINIR ESTRATEGIAS ORGANIZATIVAS Y FORMATIVAS PARA LA TRANSVERSALIZACIÓN DEL ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS EN LAS POLÍTICAS, PLANES Y PROYECTOS Y FORTALECIMIENTO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 30.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	04	00	00	Productos de cuero y caucho	1.050.000	0	0	0	0	1.050.000
402	04	03	00	Cauchos y tripas para vehículos	1.050.000	0	0	0	0	1.050.000
402	05	00	00	Productos de papel, cartón e impresos	3.165.667	0	0	0	0	3.165.667
402	05	01	00	Pulpa de madera, papel y cartón	500.000	0	0	0	0	500.000
402	05	03	00	Productos de papel y cartón para oficina	2.087.118	0	0	0	0	2.087.118
402	05	04	00	Libros, revistas y periódicos	328.549	0	0	0	0	328.549
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	250.000	0	0	0	0	250.000
402	06	00	00	Productos químicos y derivados	6.152.059	0	0	0	0	6.152.059
402	06	03	00	Tintas, pinturas y colorantes	969.059	0	0	0	0	969.059
402	06	04	00	Productos farmacéuticos y medicamentos	120.000	0	0	0	0	120.000
402	06	06	00	Combustibles y lubricantes	500.000	0	0	0	0	500.000
402	06	08	00	Productos plásticos	4.563.000	0	0	0	0	4.563.000
402	08	00	00	Productos metálicos	2.065.000	0	0	0	0	2.065.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	510.000	0	0	0	0	510.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.050.000	0	0	0	0	1.050.000
402	08	10	00	Repuestos y accesorios para otros equipos	505.000	0	0	0	0	505.000
402	10	00	00	Productos varios y útiles diversos	10.626.172	0	0	0	0	10.626.172
402	10	02	00	Materiales y útiles de limpieza y aseo	500.000	0	0	0	0	500.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.740.422	0	0	0	0	3.740.422
402	10	06	00	Condecoraciones, ofrendas y similares	200.000	0	0	0	0	200.000
402	10	08	00	Materiales para equipos de computación	4.585.750	0	0	0	0	4.585.750
402	10	11	00	Materiales eléctricos	500.000	0	0	0	0	500.000
402	10	12	00	Materiales para instalaciones sanitarias	200.000	0	0	0	0	200.000
402	10	99	00	Otros productos y útiles diversos	900.000	0	0	0	0	900.000
402	99	00	00	Otros materiales y suministros	1.000.000	0	0	0	0	1.000.000
402	99	01	00	Otros materiales y suministros	1.000.000	0	0	0	0	1.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**107.492.968**	**0**	**0**	**0**	**0**	**107.492.968**
403	01	00	00	Alquileres de inmuebles	2.924.000	0	0	0	0	2.924.000
403	01	01	00	Alquileres de edificios y locales	2.924.000	0	0	0	0	2.924.000
403	02	00	00	Alquileres de maquinaria y equipos	5.050.000	0	0	0	0	5.050.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127719 580035000 TRANSVERSALIZACIÓN DE LA PERSPECTIVA DE GÉNERO EN LAS POLÍTICAS PÚBLICAS DEL ESTADO PARA EL FORTALECIMIENTO DEL PODER POPULAR

OBJETIVO DEL PROYECTO: DEFINIR ESTRATEGIAS ORGANIZATIVAS Y FORMATIVAS PARA LA TRANSVERSALIZACIÓN DEL ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS EN LAS POLÍTICAS, PLANES Y PROYECTOS Y FORTALECIMIENTO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 30.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	5.050.000	0	0	0	0	5.050.000
403	06	00	00	Servicios de transporte y almacenaje	150.000	0	0	0	0	150.000
403	06	01	00	Fletes y embalajes	100.000	0	0	0	0	100.000
403	06	03	00	Estacionamiento	50.000	0	0	0	0	50.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	34.701.367	0	0	0	0	34.701.367
403	07	01	00	Publicidad y propaganda	1.265.000	0	0	0	0	1.265.000
403	07	02	00	Imprenta y reproducción	17.242.003	0	0	0	0	17.242.003
403	07	03	00	Relaciones sociales	16.194.364	0	0	0	0	16.194.364
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.500.000	0	0	0	0	1.500.000
403	08	01	00	Primas y gastos de seguros	1.500.000	0	0	0	0	1.500.000
403	09	00	00	Viáticos y pasajes	16.482.000	0	0	0	0	16.482.000
403	09	01	00	Viáticos y pasajes dentro del país	11.482.000	0	0	0	0	11.482.000
403	09	02	00	Viáticos y pasajes fuera del país	5.000.000	0	0	0	0	5.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	22.485.000	0	0	0	0	22.485.000
403	10	11	00	Servicios para la elaboración y suministro de comida	16.515.000	0	0	0	0	16.515.000
403	10	99	00	Otros servicios profesionales y técnicos	5.970.000	0	0	0	0	5.970.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.600.000	0	0	0	0	2.600.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.600.000	0	0	0	0	1.600.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.000.000	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	17.885.601	0	0	0	0	17.885.601
403	18	01	00	Impuesto al valor agregado	17.885.601	0	0	0	0	17.885.601
403	99	00	00	Otros servicios no personales	3.715.000	0	0	0	0	3.715.000
403	99	01	00	Otros servicios no personales	3.715.000	0	0	0	0	3.715.000
404	**00**	**00**	**00**	**Activos reales**	**10.870.698**	**0**	**0**	**0**	**0**	**10.870.698**
404	04	00	00	Equipos de transporte, tracción y elevación	4.902.340	0	0	0	0	4.902.340
404	04	01	00	Vehículos automotores terrestres	4.902.340	0	0	0	0	4.902.340
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.509.775	0	0	0	0	1.509.775
404	05	01	00	Equipos de telecomunicaciones	1.509.775	0	0	0	0	1.509.775
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	282.607	0	0	0	0	282.607

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127719 580035000 TRANSVERSALIZACIÓN DE LA PERSPECTIVA DE GÉNERO EN LAS POLÍTICAS PÚBLICAS DEL ESTADO PARA EL FORTALECIMIENTO DEL PODER POPULAR

OBJETIVO DEL PROYECTO: DEFINIR ESTRATEGIAS ORGANIZATIVAS Y FORMATIVAS PARA LA TRANSVERSALIZACIÓN DEL ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS EN LAS POLÍTICAS, PLANES Y PROYECTOS Y FORTALECIMIENTO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 30.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	02	00	Equipos de enseñanza, deporte y recreación	282.607	0	0	0	0	282.607
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.497.161	0	0	0	0	3.497.161
404	09	01	00	Mobiliario y equipos de oficina	807.793	0	0	0	0	807.793
404	09	02	00	Equipos de computación	2.338.368	0	0	0	0	2.338.368
404	09	03	00	Mobiliario y equipos de alojamiento	351.000	0	0	0	0	351.000
404	99	00	00	Otros activos reales	678.815	0	0	0	0	678.815
404	99	01	00	Otros activos reales	678.815	0	0	0	0	678.815
				Totales	**332.900.789**	**0**	**0**	**0**	**0**	**332.900.789**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127719 580035000 TRANSVERSALIZACIÓN DE LA PERSPECTIVA DE GÉNERO EN LAS POLÍTICAS PÚBLICAS DEL ESTADO PARA EL FORTALECIMIENTO DEL PODER POPULAR

OBJETIVO DEL PROYECTO: DEFINIR ESTRATEGIAS ORGANIZATIVAS Y FORMATIVAS PARA LA TRANSVERSALIZACIÓN DEL ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS EN LAS POLÍTICAS, PLANES Y PROYECTOS Y FORTALECIMIENTO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 30.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127719 580035000 TRANSVERSALIZACIÓN DE LA PERSPECTIVA DE GÉNERO EN LAS POLÍTICAS PÚBLICAS DEL ESTADO PARA EL FORTALECIMIENTO DEL PODER POPULAR

OBJETIVO DEL PROYECTO: DEFINIR ESTRATEGIAS ORGANIZATIVAS Y FORMATIVAS PARA LA TRANSVERSALIZACIÓN DEL ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS EN LAS POLÍTICAS, PLANES Y PROYECTOS Y FORTALECIMIENTO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 30.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580035001 ELABORACIÓN DE ESTRATEGIAS ORGANIZATIVAS Y FORMATIVAS CON ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS, QUE PERMITAN MODIFICAR LAS INEQUIDADES BASADAS EN GÉNERO.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.226.270**	**0**	**0**	**0**	**0**	**3.226.270**
402	01	00	00	Productos alimenticios y agropecuarios	613.816	0	0	0	0	613.816
402	01	01	00	Alimentos y bebidas para personas	613.816	0	0	0	0	613.816
402	05	00	00	Productos de papel, cartón e impresos	475.839	0	0	0	0	475.839
402	05	03	00	Productos de papel y cartón para oficina	147.290	0	0	0	0	147.290
402	05	04	00	Libros, revistas y periódicos	328.549	0	0	0	0	328.549
402	10	00	00	Productos varios y útiles diversos	1.356.615	0	0	0	0	1.356.615
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.865	0	0	0	0	7.865
402	10	08	00	Materiales para equipos de computación	1.348.750	0	0	0	0	1.348.750
402	99	00	00	Otros materiales y suministros	780.000	0	0	0	0	780.000
402	99	01	00	Otros materiales y suministros	780.000	0	0	0	0	780.000
403	**00**	**00**	**00**	**Servicios no personales**	**28.338.673**	**0**	**0**	**0**	**0**	**28.338.673**
403	02	00	00	Alquileres de maquinaria y equipos	1.650.000	0	0	0	0	1.650.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.650.000	0	0	0	0	1.650.000
403	06	00	00	Servicios de transporte y almacenaje	22.000	0	0	0	0	22.000
403	06	01	00	Fletes y embalajes	22.000	0	0	0	0	22.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	11.165.000	0	0	0	0	11.165.000
403	07	01	00	Publicidad y propaganda	1.265.000	0	0	0	0	1.265.000
403	07	02	00	Imprenta y reproducción	4.400.000	0	0	0	0	4.400.000
403	07	03	00	Relaciones sociales	5.500.000	0	0	0	0	5.500.000
403	09	00	00	Viáticos y pasajes	3.850.000	0	0	0	0	3.850.000
403	09	01	00	Viáticos y pasajes dentro del país	3.850.000	0	0	0	0	3.850.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	5.665.000	0	0	0	0	5.665.000
403	10	11	00	Servicios para la elaboración y suministro de comida	2.915.000	0	0	0	0	2.915.000
403	10	99	00	Otros servicios profesionales y técnicos	2.750.000	0	0	0	0	2.750.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127719 580035000 TRANSVERSALIZACIÓN DE LA PERSPECTIVA DE GÉNERO EN LAS POLÍTICAS PÚBLICAS DEL ESTADO PARA EL FORTALECIMIENTO DEL PODER POPULAR

OBJETIVO DEL PROYECTO: DEFINIR ESTRATEGIAS ORGANIZATIVAS Y FORMATIVAS PARA LA TRANSVERSALIZACIÓN DEL ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS EN LAS POLÍTICAS, PLANES Y PROYECTOS Y FORTALECIMIENTO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 30.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580035001 ELABORACIÓN DE ESTRATEGIAS ORGANIZATIVAS Y FORMATIVAS CON ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS, QUE PERMITAN MODIFICAR LAS INEQUIDADES BASADAS EN GÉNERO.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	4.171.673	0	0	0	0	4.171.673
403	18	01	00	Impuesto al valor agregado	4.171.673	0	0	0	0	4.171.673
403	99	00	00	Otros servicios no personales	1.815.000	0	0	0	0	1.815.000
403	99	01	00	Otros servicios no personales	1.815.000	0	0	0	0	1.815.000
404	**00**	**00**	**00**	**Activos reales**	**7.370.698**	**0**	**0**	**0**	**0**	**7.370.698**
404	04	00	00	Equipos de transporte, tracción y elevación	3.902.340	0	0	0	0	3.902.340
404	04	01	00	Vehículos automotores terrestres	3.902.340	0	0	0	0	3.902.340
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.009.775	0	0	0	0	1.009.775
404	05	01	00	Equipos de telecomunicaciones	1.009.775	0	0	0	0	1.009.775
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	282.607	0	0	0	0	282.607
404	07	02	00	Equipos de enseñanza, deporte y recreación	282.607	0	0	0	0	282.607
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.997.161	0	0	0	0	1.997.161
404	09	01	00	Mobiliario y equipos de oficina	807.793	0	0	0	0	807.793
404	09	02	00	Equipos de computación	838.368	0	0	0	0	838.368
404	09	03	00	Mobiliario y equipos de alojamiento	351.000	0	0	0	0	351.000
404	99	00	00	Otros activos reales	178.815	0	0	0	0	178.815
404	99	01	00	Otros activos reales	178.815	0	0	0	0	178.815
				Totales	**38.935.641**	**0**	**0**	**0**	**0**	**38.935.641**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127719 580035000 TRANSVERSALIZACIÓN DE LA PERSPECTIVA DE GÉNERO EN LAS POLÍTICAS PÚBLICAS DEL ESTADO PARA EL FORTALECIMIENTO DEL PODER POPULAR

OBJETIVO DEL PROYECTO: DEFINIR ESTRATEGIAS ORGANIZATIVAS Y FORMATIVAS PARA LA TRANSVERSALIZACIÓN DEL ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS EN LAS POLÍTICAS, PLANES Y PROYECTOS Y FORTALECIMIENTO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 30.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580035002 FORMACIÓN Y ORGANIZACIÓN DE MUJERES, HOMBRES Y PERSONAS SEXO DIVERSAS CON ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 30.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**169.078.636**	0	0	0	0	**169.078.636**
401	01	00	00	Sueldos, salarios y otras retribuciones	33.371.322	0	0	0	0	33.371.322
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	20.263.083	0	0	0	0	20.263.083
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	3.754.765	0	0	0	0	3.754.765
401	01	18	00	Remuneraciones al personal contratado	6.551.136	0	0	0	0	6.551.136
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	6.551.136	0	0	0	0	6.551.136
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	115.778	0	0	0	0	115.778
401	01	99	00	Otras retribuciones	2.686.560	0	0	0	0	2.686.560
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	9.636.360	0	0	0	0	9.636.360
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	8.548.080	0	0	0	0	8.548.080
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.034.280	0	0	0	0	1.034.280
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	54.000	0	0	0	0	54.000
401	03	00	00	Primas	17.235.817	0	0	0	0	17.235.817
401	03	02	00	Primas de transporte a empleados	4.860.000	0	0	0	0	4.860.000
401	03	08	00	Primas de profesionalización a empleados	2.483.800	0	0	0	0	2.483.800
401	03	09	00	Primas por antigüedad a empleados	3.742.501	0	0	0	0	3.742.501
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	539.784	0	0	0	0	539.784
401	03	17	00	Primas de transporte a obreros	960.000	0	0	0	0	960.000
401	03	21	00	Primas por antigüedad a obreros	583.184	0	0	0	0	583.184
401	03	37	00	Primas de transporte al personal contratado	1.560.000	0	0	0	0	1.560.000
401	03	40	00	Primas de profesionalización al personal contratado	611.544	0	0	0	0	611.544
401	03	41	00	Primas por antigüedad al personal contratado	1.140.924	0	0	0	0	1.140.924
401	03	47	00	Primas al personal de alto nivel y de dirección	114.188	0	0	0	0	114.188
401	03	95	00	Otras primas al personal de alto nivel y de dirección	70.216	0	0	0	0	70.216
401	03	97	00	Otras primas a empleados	486.876	0	0	0	0	486.876

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127719 580035000 TRANSVERSALIZACIÓN DE LA PERSPECTIVA DE GÉNERO EN LAS POLÍTICAS PÚBLICAS DEL ESTADO PARA EL FORTALECIMIENTO DEL PODER POPULAR

OBJETIVO DEL PROYECTO: DEFINIR ESTRATEGIAS ORGANIZATIVAS Y FORMATIVAS PARA LA TRANSVERSALIZACIÓN DEL ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS EN LAS POLÍTICAS, PLANES Y PROYECTOS Y FORTALECIMIENTO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 30.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580035002 FORMACIÓN Y ORGANIZACIÓN DE MUJERES, HOMBRES Y PERSONAS SEXO DIVERSAS CON ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 30.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	98	00	Otras primas a obreros	82.800	0	0	0	0	82.800
401	04	00	00	Complementos de sueldos y salarios	16.713.950	0	0	0	0	16.713.950
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	1.610.824	0	0	0	0	1.610.824
401	04	02	00	Complemento a empleados por trabajo nocturno	57.056	0	0	0	0	57.056
401	04	06	00	Complemento a empleados por comisión de servicios	331.609	0	0	0	0	331.609
401	04	08	00	Bono compensatorio de alimentación a empleados	8.748.000	0	0	0	0	8.748.000
401	04	10	00	Complemento a empleados por días feriados	605.166	0	0	0	0	605.166
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	155.050	0	0	0	0	155.050
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	5.078	0	0	0	0	5.078
401	04	18	00	Bono compensatorio de alimentación a obreros	1.728.000	0	0	0	0	1.728.000
401	04	20	00	Complemento a obreros por días feriados	97.681	0	0	0	0	97.681
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	344.085	0	0	0	0	344.085
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.808.000	0	0	0	0	2.808.000
401	04	28	00	Complemento al personal contratado por días feriados	149.635	0	0	0	0	149.635
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	54.000	0	0	0	0	54.000
401	04	98	00	Otros complementos al personal contratado	19.766	0	0	0	0	19.766
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	26.507.919	0	0	0	0	26.507.919
401	05	01	00	Aguinaldos a empleados	12.066.701	0	0	0	0	12.066.701
401	05	03	00	Bono vacacional a empleados	6.033.411	0	0	0	0	6.033.411
401	05	04	00	Aguinaldos a obreros	1.853.548	0	0	0	0	1.853.548
401	05	06	00	Bono vacacional a obreros	926.783	0	0	0	0	926.783
401	05	07	00	Aguinaldos al personal contratado	3.628.756	0	0	0	0	3.628.756
401	05	08	00	Bono vacacional al personal contratado	1.814.396	0	0	0	0	1.814.396
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	122.882	0	0	0	0	122.882
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	61.442	0	0	0	0	61.442

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127719 580035000 TRANSVERSALIZACIÓN DE LA PERSPECTIVA DE GÉNERO EN LAS POLÍTICAS PÚBLICAS DEL ESTADO PARA EL FORTALECIMIENTO DEL PODER POPULAR

OBJETIVO DEL PROYECTO: DEFINIR ESTRATEGIAS ORGANIZATIVAS Y FORMATIVAS PARA LA TRANSVERSALIZACIÓN DEL ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS EN LAS POLÍTICAS, PLANES Y PROYECTOS Y FORTALECIMIENTO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 30.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580035002 FORMACIÓN Y ORGANIZACIÓN DE MUJERES, HOMBRES Y PERSONAS SEXO DIVERSAS CON ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 30.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	00	00	Aportes patronales y legales	10.179.102	0	0	0	0	10.179.102
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.909.650	0	0	0	0	3.909.650
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.303.216	0	0	0	0	1.303.216
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	868.811	0	0	0	0	868.811
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	868.811	0	0	0	0	868.811
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	600.555	0	0	0	0	600.555
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	200.185	0	0	0	0	200.185
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	133.456	0	0	0	0	133.456
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	133.456	0	0	0	0	133.456
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.175.728	0	0	0	0	1.175.728
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	261.273	0	0	0	0	261.273
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	261.273	0	0	0	0	261.273
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	39.814	0	0	0	0	39.814
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	13.271	0	0	0	0	13.271
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	8.847	0	0	0	0	8.847
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	8.847	0	0	0	0	8.847
401	06	95	00	Otros aportes legales por personal contratado	391.909	0	0	0	0	391.909
401	07	00	00	Asistencia socio-económica	40.412.942	0	0	0	0	40.412.942
401	07	02	00	Becas a empleados	3.150.000	0	0	0	0	3.150.000
401	07	03	00	Ayudas por matrimonio a empleados	416.000	0	0	0	0	416.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	112.000	0	0	0	0	112.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	850.000	0	0	0	0	850.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.344.055	0	0	0	0	4.344.055

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127719 580035000 TRANSVERSALIZACIÓN DE LA PERSPECTIVA DE GÉNERO EN LAS POLÍTICAS PÚBLICAS DEL ESTADO PARA EL FORTALECIMIENTO DEL PODER POPULAR

OBJETIVO DEL PROYECTO: DEFINIR ESTRATEGIAS ORGANIZATIVAS Y FORMATIVAS PARA LA TRANSVERSALIZACIÓN DEL ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS EN LAS POLÍTICAS, PLANES Y PROYECTOS Y FORTALECIMIENTO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 30.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580035002 FORMACIÓN Y ORGANIZACIÓN DE MUJERES, HOMBRES Y PERSONAS SEXO DIVERSAS CON ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 30.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	10.044.000	0	0	0	0	10.044.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.264.000	0	0	0	0	1.264.000
401	07	10	00	Dotación de uniformes a empleados	4.050.000	0	0	0	0	4.050.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.296.000	0	0	0	0	1.296.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	984.000	0	0	0	0	984.000
401	07	18	00	Becas a obreros	1.560.000	0	0	0	0	1.560.000
401	07	19	00	Ayudas por matrimonio de obreros	16.000	0	0	0	0	16.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	40.000	0	0	0	0	40.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	500.000	0	0	0	0	500.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	667.284	0	0	0	0	667.284
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.984.000	0	0	0	0	1.984.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	56.000	0	0	0	0	56.000
401	07	26	00	Dotación de uniformes a obreros	800.000	0	0	0	0	800.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	216.000	0	0	0	0	216.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	192.000	0	0	0	0	192.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	44.238	0	0	0	0	44.238
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	62.000	0	0	0	0	62.000
401	07	75	00	Becas al personal contratado	570.000	0	0	0	0	570.000
401	07	76	00	Ayudas por matrimonio al personal contratado	56.000	0	0	0	0	56.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	48.000	0	0	0	0	48.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	500.000	0	0	0	0	500.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	1.306.365	0	0	0	0	1.306.365
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	3.224.000	0	0	0	0	3.224.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127719 580035000 TRANSVERSALIZACIÓN DE LA PERSPECTIVA DE GÉNERO EN LAS POLÍTICAS PÚBLICAS DEL ESTADO PARA EL FORTALECIMIENTO DEL PODER POPULAR

OBJETIVO DEL PROYECTO: DEFINIR ESTRATEGIAS ORGANIZATIVAS Y FORMATIVAS PARA LA TRANSVERSALIZACIÓN DEL ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS EN LAS POLÍTICAS, PLANES Y PROYECTOS Y FORTALECIMIENTO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 30.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580035002 FORMACIÓN Y ORGANIZACIÓN DE MUJERES, HOMBRES Y PERSONAS SEXO DIVERSAS CON ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 30.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	88.000	0	0	0	0	88.000
401	07	83	00	Dotación de uniformes al personal contratado	1.300.000	0	0	0	0	1.300.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	252.000	0	0	0	0	252.000
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	104.000	0	0	0	0	104.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	77.000	0	0	0	0	77.000
401	07	96	00	Otras subvenciones a empleados	152.000	0	0	0	0	152.000
401	07	97	00	Otras subvenciones a obreros	32.000	0	0	0	0	32.000
401	07	99	00	Otras subvenciones al personal contratado	56.000	0	0	0	0	56.000
401	08	00	00	Prestaciones sociales e indemnizaciones	15.021.224	0	0	0	0	15.021.224
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	10.256.778	0	0	0	0	10.256.778
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.575.528	0	0	0	0	1.575.528
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.084.467	0	0	0	0	3.084.467
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	104.451	0	0	0	0	104.451
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**28.455.542**	**0**	**0**	**0**	**0**	**28.455.542**
402	01	00	00	Productos alimenticios y agropecuarios	9.019.137	0	0	0	0	9.019.137
402	01	01	00	Alimentos y bebidas para personas	9.019.137	0	0	0	0	9.019.137
402	03	00	00	Textiles y vestuarios	6.488.000	0	0	0	0	6.488.000
402	03	02	00	Prendas de vestir	6.488.000	0	0	0	0	6.488.000
402	04	00	00	Productos de cuero y caucho	250.000	0	0	0	0	250.000
402	04	03	00	Cauchos y tripas para vehículos	250.000	0	0	0	0	250.000
402	05	00	00	Productos de papel, cartón e impresos	1.621.328	0	0	0	0	1.621.328
402	05	01	00	Pulpa de madera, papel y cartón	500.000	0	0	0	0	500.000
402	05	03	00	Productos de papel y cartón para oficina	1.121.328	0	0	0	0	1.121.328
402	06	00	00	Productos químicos y derivados	5.553.000	0	0	0	0	5.553.000
402	06	03	00	Tintas, pinturas y colorantes	750.000	0	0	0	0	750.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127719 580035000 TRANSVERSALIZACIÓN DE LA PERSPECTIVA DE GÉNERO EN LAS POLÍTICAS PÚBLICAS DEL ESTADO PARA EL FORTALECIMIENTO DEL PODER POPULAR

OBJETIVO DEL PROYECTO: DEFINIR ESTRATEGIAS ORGANIZATIVAS Y FORMATIVAS PARA LA TRANSVERSALIZACIÓN DEL ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS EN LAS POLÍTICAS, PLANES Y PROYECTOS Y FORTALECIMIENTO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 30.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580035002 FORMACIÓN Y ORGANIZACIÓN DE MUJERES, HOMBRES Y PERSONAS SEXO DIVERSAS CON ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 30.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	120.000	0	0	0	0	120.000
402	06	06	00	Combustibles y lubricantes	120.000	0	0	0	0	120.000
402	06	08	00	Productos plásticos	4.563.000	0	0	0	0	4.563.000
402	08	00	00	Productos metálicos	860.000	0	0	0	0	860.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	155.000	0	0	0	0	155.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	450.000	0	0	0	0	450.000
402	08	10	00	Repuestos y accesorios para otros equipos	255.000	0	0	0	0	255.000
402	10	00	00	Productos varios y útiles diversos	4.664.077	0	0	0	0	4.664.077
402	10	02	00	Materiales y útiles de limpieza y aseo	500.000	0	0	0	0	500.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.064.077	0	0	0	0	3.064.077
402	10	06	00	Condecoraciones, ofrendas y similares	200.000	0	0	0	0	200.000
402	10	99	00	Otros productos y útiles diversos	900.000	0	0	0	0	900.000
403	**00**	**00**	**00**	**Servicios no personales**	**45.737.225**	**0**	**0**	**0**	**0**	**45.737.225**
403	01	00	00	Alquileres de inmuebles	1.050.000	0	0	0	0	1.050.000
403	01	01	00	Alquileres de edificios y locales	1.050.000	0	0	0	0	1.050.000
403	02	00	00	Alquileres de maquinaria y equipos	2.400.000	0	0	0	0	2.400.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.400.000	0	0	0	0	2.400.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	16.790.000	0	0	0	0	16.790.000
403	07	02	00	Imprenta y reproducción	10.100.000	0	0	0	0	10.100.000
403	07	03	00	Relaciones sociales	6.690.000	0	0	0	0	6.690.000
403	09	00	00	Viáticos y pasajes	6.328.000	0	0	0	0	6.328.000
403	09	01	00	Viáticos y pasajes dentro del país	3.328.000	0	0	0	0	3.328.000
403	09	02	00	Viáticos y pasajes fuera del país	3.000.000	0	0	0	0	3.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	10.220.000	0	0	0	0	10.220.000
403	10	11	00	Servicios para la elaboración y suministro de comida	10.000.000	0	0	0	0	10.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127719 580035000 TRANSVERSALIZACIÓN DE LA PERSPECTIVA DE GÉNERO EN LAS POLÍTICAS PÚBLICAS DEL ESTADO PARA EL FORTALECIMIENTO DEL PODER POPULAR

OBJETIVO DEL PROYECTO: DEFINIR ESTRATEGIAS ORGANIZATIVAS Y FORMATIVAS PARA LA TRANSVERSALIZACIÓN DEL ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS EN LAS POLÍTICAS, PLANES Y PROYECTOS Y FORTALECIMIENTO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 30.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580035002 FORMACIÓN Y ORGANIZACIÓN DE MUJERES, HOMBRES Y PERSONAS SEXO DIVERSAS CON ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 30.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	220.000	0	0	0	0	220.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.000.000	0	0	0	0	1.000.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	600.000	0	0	0	0	600.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	400.000	0	0	0	0	400.000
403	18	00	00	Impuestos indirectos	7.949.225	0	0	0	0	7.949.225
403	18	01	00	Impuesto al valor agregado	7.949.225	0	0	0	0	7.949.225
				Totales	**243.271.403**	**0**	**0**	**0**	**0**	**243.271.403**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127719 580035000 TRANSVERSALIZACIÓN DE LA PERSPECTIVA DE GÉNERO EN LAS POLÍTICAS PÚBLICAS DEL ESTADO PARA EL FORTALECIMIENTO DEL PODER POPULAR

OBJETIVO DEL PROYECTO: DEFINIR ESTRATEGIAS ORGANIZATIVAS Y FORMATIVAS PARA LA TRANSVERSALIZACIÓN DEL ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS EN LAS POLÍTICAS, PLANES Y PROYECTOS Y FORTALECIMIENTO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 30.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580035003 ARTICULACIÓN INTERINSTITUCIONAL PARA LA TRANSVERSALIZACIÓN DEL ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS EN LAS POLÍTICAS, PLANES, PROGRAMAS Y PROYECTOS QUE IMPULSE LA PARTICIPACIÓN PROTAGÓNICA Y PARITARIA DE LAS MUJERES Y LAS PERSONAS SEXO DIVERSAS.

UNIDAD DE MEDIDA: MESA **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.776.675**	**0**	**0**	**0**	**0**	**13.776.675**
402	01	00	00	Productos alimenticios y agropecuarios	5.278.636	0	0	0	0	5.278.636
402	01	01	00	Alimentos y bebidas para personas	5.278.636	0	0	0	0	5.278.636
402	04	00	00	Productos de cuero y caucho	800.000	0	0	0	0	800.000
402	04	03	00	Cauchos y tripas para vehículos	800.000	0	0	0	0	800.000
402	05	00	00	Productos de papel, cartón e impresos	1.068.500	0	0	0	0	1.068.500
402	05	03	00	Productos de papel y cartón para oficina	818.500	0	0	0	0	818.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	250.000	0	0	0	0	250.000
402	06	00	00	Productos químicos y derivados	599.059	0	0	0	0	599.059
402	06	03	00	Tintas, pinturas y colorantes	219.059	0	0	0	0	219.059
402	06	06	00	Combustibles y lubricantes	380.000	0	0	0	0	380.000
402	08	00	00	Productos metálicos	1.205.000	0	0	0	0	1.205.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	355.000	0	0	0	0	355.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	600.000	0	0	0	0	600.000
402	08	10	00	Repuestos y accesorios para otros equipos	250.000	0	0	0	0	250.000
402	10	00	00	Productos varios y útiles diversos	4.605.480	0	0	0	0	4.605.480
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	668.480	0	0	0	0	668.480
402	10	08	00	Materiales para equipos de computación	3.237.000	0	0	0	0	3.237.000
402	10	11	00	Materiales eléctricos	500.000	0	0	0	0	500.000
402	10	12	00	Materiales para instalaciones sanitarias	200.000	0	0	0	0	200.000
402	99	00	00	Otros materiales y suministros	220.000	0	0	0	0	220.000
402	99	01	00	Otros materiales y suministros	220.000	0	0	0	0	220.000
403	**00**	**00**	**00**	**Servicios no personales**	**33.417.070**	**0**	**0**	**0**	**0**	**33.417.070**
403	01	00	00	Alquileres de inmuebles	1.874.000	0	0	0	0	1.874.000
403	01	01	00	Alquileres de edificios y locales	1.874.000	0	0	0	0	1.874.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127719 580035000 TRANSVERSALIZACIÓN DE LA PERSPECTIVA DE GÉNERO EN LAS POLÍTICAS PÚBLICAS DEL ESTADO PARA EL FORTALECIMIENTO DEL PODER POPULAR

OBJETIVO DEL PROYECTO: DEFINIR ESTRATEGIAS ORGANIZATIVAS Y FORMATIVAS PARA LA TRANSVERSALIZACIÓN DEL ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS EN LAS POLÍTICAS, PLANES Y PROYECTOS Y FORTALECIMIENTO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 30.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580035003 ARTICULACIÓN INTERINSTITUCIONAL PARA LA TRANSVERSALIZACIÓN DEL ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS EN LAS POLÍTICAS, PLANES, PROGRAMAS Y PROYECTOS QUE IMPULSE LA PARTICIPACIÓN PROTAGÓNICA Y PARITARIA DE LAS MUJERES Y LAS PERSONAS SEXO DIVERSAS.

UNIDAD DE MEDIDA: MESA **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	02	00	00	Alquileres de maquinaria y equipos	1.000.000	0	0	0	0	1.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	1.000.000
403	06	00	00	Servicios de transporte y almacenaje	128.000	0	0	0	0	128.000
403	06	01	00	Fletes y embalajes	78.000	0	0	0	0	78.000
403	06	03	00	Estacionamiento	50.000	0	0	0	0	50.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.746.367	0	0	0	0	6.746.367
403	07	02	00	Imprenta y reproducción	2.742.003	0	0	0	0	2.742.003
403	07	03	00	Relaciones sociales	4.004.364	0	0	0	0	4.004.364
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.500.000	0	0	0	0	1.500.000
403	08	01	00	Primas y gastos de seguros	1.500.000	0	0	0	0	1.500.000
403	09	00	00	Viáticos y pasajes	6.304.000	0	0	0	0	6.304.000
403	09	01	00	Viáticos y pasajes dentro del país	4.304.000	0	0	0	0	4.304.000
403	09	02	00	Viáticos y pasajes fuera del país	2.000.000	0	0	0	0	2.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	6.600.000	0	0	0	0	6.600.000
403	10	11	00	Servicios para la elaboración y suministro de comida	3.600.000	0	0	0	0	3.600.000
403	10	99	00	Otros servicios profesionales y técnicos	3.000.000	0	0	0	0	3.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.600.000	0	0	0	0	1.600.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	1.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	600.000	0	0	0	0	600.000
403	18	00	00	Impuestos indirectos	5.764.703	0	0	0	0	5.764.703
403	18	01	00	Impuesto al valor agregado	5.764.703	0	0	0	0	5.764.703
403	99	00	00	Otros servicios no personales	1.900.000	0	0	0	0	1.900.000
403	99	01	00	Otros servicios no personales	1.900.000	0	0	0	0	1.900.000
404	**00**	**00**	**00**	**Activos reales**	**3.500.000**	**0**	**0**	**0**	**0**	**3.500.000**
404	04	00	00	Equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	1.000.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127719 580035000 TRANSVERSALIZACIÓN DE LA PERSPECTIVA DE GÉNERO EN LAS POLÍTICAS PÚBLICAS DEL ESTADO PARA EL FORTALECIMIENTO DEL PODER POPULAR

OBJETIVO DEL PROYECTO: DEFINIR ESTRATEGIAS ORGANIZATIVAS Y FORMATIVAS PARA LA TRANSVERSALIZACIÓN DEL ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS EN LAS POLÍTICAS, PLANES Y PROYECTOS Y FORTALECIMIENTO DEL PODER POPULAR.

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 30.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580035003 ARTICULACIÓN INTERINSTITUCIONAL PARA LA TRANSVERSALIZACIÓN DEL ENFOQUE DE GÉNERO, FEMINISMO Y DERECHOS HUMANOS EN LAS POLÍTICAS, PLANES, PROGRAMAS Y PROYECTOS QUE IMPULSE LA PARTICIPACIÓN PROTAGÓNICA Y PARITARIA DE LAS MUJERES Y LAS PERSONAS SEXO DIVERSAS.

UNIDAD DE MEDIDA: MESA **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA IGUALDAD DE GÉNERO Y NO DISCRIMINACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	04	01	00	Vehículos automotores terrestres	1.000.000	0	0	0	0	1.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	500.000
404	05	01	00	Equipos de telecomunicaciones	500.000	0	0	0	0	500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.500.000	0	0	0	0	1.500.000
404	09	02	00	Equipos de computación	1.500.000	0	0	0	0	1.500.000
404	99	00	00	Otros activos reales	500.000	0	0	0	0	500.000
404	99	01	00	Otros activos reales	500.000	0	0	0	0	500.000
				Totales	**50.693.745**	**0**	**0**	**0**	**0**	**50.693.745**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127773 580036000 INCLUSIÓN DE LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD AL SISTEMA ECONÓMICO BAJO UN MODELO COMUNAL, HUMANISTA Y SOLIDARIO

OBJETIVO DEL PROYECTO: INCORPORAR A LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD, UBICADAS EN COMUNIDADES PRIORIZADAS, VINCULADAS EN LAS BASES DE MISIONES Y NUEVOS URBANISMOS, AL MODELO SOCIALISTA, MEDIANTE LA EJECUCIÓN DE PROYECTOS PRODUCTIVOS.

UNIDAD DE MEDIDA: PERSONA **META:** 12.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE DESARROLLO PRODUCTIVO DE LA MUJER **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**51.111.891**	**0**	**0**	**0**	**0**	**51.111.891**
401	01	00	00	Sueldos, salarios y otras retribuciones	9.760.686	0	0	0	0	9.760.686
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	9.644.908	0	0	0	0	9.644.908
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	115.778	0	0	0	0	115.778
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.982.089	0	0	0	0	3.982.089
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.928.089	0	0	0	0	3.928.089
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	54.000	0	0	0	0	54.000
401	03	00	00	Primas	6.386.485	0	0	0	0	6.386.485
401	03	02	00	Primas de transporte a empleados	2.280.000	0	0	0	0	2.280.000
401	03	08	00	Primas de profesionalización a empleados	1.105.706	0	0	0	0	1.105.706
401	03	09	00	Primas por antigüedad a empleados	1.789.715	0	0	0	0	1.789.715
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	539.784	0	0	0	0	539.784
401	03	47	00	Primas al personal de alto nivel y de dirección	114.188	0	0	0	0	114.188
401	03	95	00	Otras primas al personal de alto nivel y de dirección	70.216	0	0	0	0	70.216
401	03	97	00	Otras primas a empleados	486.876	0	0	0	0	486.876
401	04	00	00	Complementos de sueldos y salarios	4.528.229	0	0	0	0	4.528.229
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	235.835	0	0	0	0	235.835
401	04	02	00	Complemento a empleados por trabajo nocturno	10.962	0	0	0	0	10.962
401	04	08	00	Bono compensatorio de alimentación a empleados	4.104.000	0	0	0	0	4.104.000
401	04	10	00	Complemento a empleados por días feriados	123.432	0	0	0	0	123.432
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	54.000	0	0	0	0	54.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	8.541.393	0	0	0	0	8.541.393
401	05	01	00	Aguinaldos a empleados	5.571.361	0	0	0	0	5.571.361
401	05	03	00	Bono vacacional a empleados	2.785.708	0	0	0	0	2.785.708
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	122.882	0	0	0	0	122.882
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	61.442	0	0	0	0	61.442
401	06	00	00	Aportes patronales y legales	3.279.915	0	0	0	0	3.279.915
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.805.139	0	0	0	0	1.805.139
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	601.713	0	0	0	0	601.713

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127773 580036000 INCLUSIÓN DE LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD AL SISTEMA ECONÓMICO BAJO UN MODELO COMUNAL, HUMANISTA Y SOLIDARIO

OBJETIVO DEL PROYECTO: INCORPORAR A LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD, UBICADAS EN COMUNIDADES PRIORIZADAS, VINCULADAS EN LAS BASES DE MISIONES Y NUEVOS URBANISMOS, AL MODELO SOCIALISTA, MEDIANTE LA EJECUCIÓN DE PROYECTOS PRODUCTIVOS.

UNIDAD DE MEDIDA: PERSONA **META:** 12.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE DESARROLLO PRODUCTIVO DE LA MUJER **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	401.142	0	0	0	0	401.142
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	401.142	0	0	0	0	401.142
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	39.814	0	0	0	0	39.814
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	13.271	0	0	0	0	13.271
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	8.847	0	0	0	0	8.847
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	8.847	0	0	0	0	8.847
401	07	00	00	Asistencia socio-económica	9.792.948	0	0	0	0	9.792.948
401	07	02	00	Becas a empleados	300.000	0	0	0	0	300.000
401	07	03	00	Ayudas por matrimonio a empleados	56.000	0	0	0	0	56.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	56.000	0	0	0	0	56.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.005.710	0	0	0	0	2.005.710
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	4.712.000	0	0	0	0	4.712.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	184.000	0	0	0	0	184.000
401	07	10	00	Dotación de uniformes a empleados	1.900.000	0	0	0	0	1.900.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	180.000	0	0	0	0	180.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	152.000	0	0	0	0	152.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	44.238	0	0	0	0	44.238
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	62.000	0	0	0	0	62.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	77.000	0	0	0	0	77.000
401	07	96	00	Otras subvenciones a empleados	64.000	0	0	0	0	64.000
401	08	00	00	Prestaciones sociales e indemnizaciones	4.840.146	0	0	0	0	4.840.146
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	4.735.695	0	0	0	0	4.735.695
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	104.451	0	0	0	0	104.451
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.093.376**	**0**	**0**	**0**	**0**	**9.093.376**
402	01	00	00	Productos alimenticios y agropecuarios	2.344.797	0	0	0	0	2.344.797
402	01	01	00	Alimentos y bebidas para personas	2.344.797	0	0	0	0	2.344.797
402	03	00	00	Textiles y vestuarios	566.150	0	0	0	0	566.150
402	03	02	00	Prendas de vestir	566.150	0	0	0	0	566.150

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127773 580036000 INCLUSIÓN DE LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD AL SISTEMA ECONÓMICO BAJO UN MODELO COMUNAL, HUMANISTA Y SOLIDARIO

OBJETIVO DEL PROYECTO: INCORPORAR A LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD, UBICADAS EN COMUNIDADES PRIORIZADAS, VINCULADAS EN LAS BASES DE MISIONES Y NUEVOS URBANISMOS, AL MODELO SOCIALISTA, MEDIANTE LA EJECUCIÓN DE PROYECTOS PRODUCTIVOS.

UNIDAD DE MEDIDA: PERSONA **META:** 12.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE DESARROLLO PRODUCTIVO DE LA MUJER **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	04	00	00	Productos de cuero y caucho	169.000	0	0	0	0	169.000
402	04	03	00	Cauchos y tripas para vehículos	169.000	0	0	0	0	169.000
402	05	00	00	Productos de papel, cartón e impresos	1.275.337	0	0	0	0	1.275.337
402	05	01	00	Pulpa de madera, papel y cartón	116.940	0	0	0	0	116.940
402	05	03	00	Productos de papel y cartón para oficina	1.109.387	0	0	0	0	1.109.387
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	49.010	0	0	0	0	49.010
402	06	00	00	Productos químicos y derivados	347.535	0	0	0	0	347.535
402	06	03	00	Tintas, pinturas y colorantes	129.792	0	0	0	0	129.792
402	06	04	00	Productos farmacéuticos y medicamentos	9.843	0	0	0	0	9.843
402	06	06	00	Combustibles y lubricantes	83.428	0	0	0	0	83.428
402	06	08	00	Productos plásticos	124.472	0	0	0	0	124.472
402	08	00	00	Productos metálicos	905.723	0	0	0	0	905.723
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	86.089	0	0	0	0	86.089
402	08	09	00	Repuestos y accesorios para equipos de transporte	409.817	0	0	0	0	409.817
402	08	10	00	Repuestos y accesorios para otros equipos	409.817	0	0	0	0	409.817
402	10	00	00	Productos varios y útiles diversos	2.933.049	0	0	0	0	2.933.049
402	10	02	00	Materiales y útiles de limpieza y aseo	211.173	0	0	0	0	211.173
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	615.823	0	0	0	0	615.823
402	10	06	00	Condecoraciones, ofrendas y similares	64.642	0	0	0	0	64.642
402	10	08	00	Materiales para equipos de computación	1.472.726	0	0	0	0	1.472.726
402	10	99	00	Otros productos y útiles diversos	568.685	0	0	0	0	568.685
402	99	00	00	Otros materiales y suministros	551.785	0	0	0	0	551.785
402	99	01	00	Otros materiales y suministros	551.785	0	0	0	0	551.785
403	**00**	**00**	**00**	**Servicios no personales**	**21.819.498**	**0**	**0**	**0**	**0**	**21.819.498**
403	01	00	00	Alquileres de inmuebles	650.000	0	0	0	0	650.000
403	01	01	00	Alquileres de edificios y locales	650.000	0	0	0	0	650.000
403	02	00	00	Alquileres de maquinaria y equipos	455.000	0	0	0	0	455.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	455.000	0	0	0	0	455.000
403	06	00	00	Servicios de transporte y almacenaje	133.534	0	0	0	0	133.534
403	06	01	00	Fletes y embalajes	77.562	0	0	0	0	77.562

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127773 580036000 INCLUSIÓN DE LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD AL SISTEMA ECONÓMICO BAJO UN MODELO COMUNAL, HUMANISTA Y SOLIDARIO

OBJETIVO DEL PROYECTO: INCORPORAR A LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD, UBICADAS EN COMUNIDADES PRIORIZADAS, VINCULADAS EN LAS BASES DE MISIONES Y NUEVOS URBANISMOS, AL MODELO SOCIALISTA, MEDIANTE LA EJECUCIÓN DE PROYECTOS PRODUCTIVOS.

UNIDAD DE MEDIDA: PERSONA **META:** 12.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE DESARROLLO PRODUCTIVO DE LA MUJER **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	03	00	Estacionamiento	55.972	0	0	0	0	55.972
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.267.450	0	0	0	0	5.267.450
403	07	02	00	Imprenta y reproducción	2.545.677	0	0	0	0	2.545.677
403	07	03	00	Relaciones sociales	2.721.773	0	0	0	0	2.721.773
403	09	00	00	Viáticos y pasajes	4.711.786	0	0	0	0	4.711.786
403	09	01	00	Viáticos y pasajes dentro del país	3.575.000	0	0	0	0	3.575.000
403	09	02	00	Viáticos y pasajes fuera del país	1.136.786	0	0	0	0	1.136.786
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	5.641.353	0	0	0	0	5.641.353
403	10	11	00	Servicios para la elaboración y suministro de comida	3.134.180	0	0	0	0	3.134.180
403	10	99	00	Otros servicios profesionales y técnicos	2.507.173	0	0	0	0	2.507.173
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	860.675	0	0	0	0	860.675
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	547.703	0	0	0	0	547.703
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	312.972	0	0	0	0	312.972
403	18	00	00	Impuestos indirectos	3.431.984	0	0	0	0	3.431.984
403	18	01	00	Impuesto al valor agregado	3.431.984	0	0	0	0	3.431.984
403	99	00	00	Otros servicios no personales	667.716	0	0	0	0	667.716
403	99	01	00	Otros servicios no personales	667.716	0	0	0	0	667.716
404	**00**	**00**	**00**	**Activos reales**	**1.118.980**	0	0	0	0	**1.118.980**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.118.980	0	0	0	0	1.118.980
404	09	01	00	Mobiliario y equipos de oficina	516.551	0	0	0	0	516.551
404	09	02	00	Equipos de computación	500.000	0	0	0	0	500.000
404	09	03	00	Mobiliario y equipos de alojamiento	102.429	0	0	0	0	102.429
				Totales	**83.143.745**	**0**	**0**	**0**	**0**	**83.143.745**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127773 580036000 INCLUSIÓN DE LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD AL SISTEMA ECONÓMICO BAJO UN MODELO COMUNAL, HUMANISTA Y SOLIDARIO

OBJETIVO DEL PROYECTO: INCORPORAR A LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD, UBICADAS EN COMUNIDADES PRIORIZADAS, VINCULADAS EN LAS BASES DE MISIONES Y NUEVOS URBANISMOS, AL MODELO SOCIALISTA, MEDIANTE LA EJECUCIÓN DE PROYECTOS PRODUCTIVOS.

UNIDAD DE MEDIDA: PERSONA **META:** 12.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE DESARROLLO PRODUCTIVO DE LA MUJER **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127773 580036000 INCLUSIÓN DE LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD AL SISTEMA ECONÓMICO BAJO UN MODELO COMUNAL, HUMANISTA Y SOLIDARIO

OBJETIVO DEL PROYECTO: INCORPORAR A LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD, UBICADAS EN COMUNIDADES PRIORIZADAS, VINCULADAS EN LAS BASES DE MISIONES Y NUEVOS URBANISMOS, AL MODELO SOCIALISTA, MEDIANTE LA EJECUCIÓN DE PROYECTOS PRODUCTIVOS.

UNIDAD DE MEDIDA: PERSONA **META:** 12.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE DESARROLLO PRODUCTIVO DE LA MUJER **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580036001 DESARROLLO DE PLANES, PROGRAMAS Y ESTRATEGIAS PARA LA EJECUCIÓN DE PROYECTOS SOCIOPRODUCTIVOS CON ENFOQUE DE GÉNERO.

UNIDAD DE MEDIDA: POLÍTICA **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO PRODUCTIVO DE LA MUJER

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.820.769**	**0**	**0**	**0**	**0**	**2.820.769**
402	01	00	00	Productos alimenticios y agropecuarios	650.000	0	0	0	0	650.000
402	01	01	00	Alimentos y bebidas para personas	650.000	0	0	0	0	650.000
402	05	00	00	Productos de papel, cartón e impresos	270.347	0	0	0	0	270.347
402	05	01	00	Pulpa de madera, papel y cartón	72.932	0	0	0	0	72.932
402	05	03	00	Productos de papel y cartón para oficina	197.415	0	0	0	0	197.415
402	06	00	00	Productos químicos y derivados	140.198	0	0	0	0	140.198
402	06	03	00	Tintas, pinturas y colorantes	64.896	0	0	0	0	64.896
402	06	08	00	Productos plásticos	75.302	0	0	0	0	75.302
402	08	00	00	Productos metálicos	86.089	0	0	0	0	86.089
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	86.089	0	0	0	0	86.089
402	10	00	00	Productos varios y útiles diversos	1.532.175	0	0	0	0	1.532.175
402	10	02	00	Materiales y útiles de limpieza y aseo	190.386	0	0	0	0	190.386
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	503.971	0	0	0	0	503.971
402	10	08	00	Materiales para equipos de computación	577.558	0	0	0	0	577.558
402	10	99	00	Otros productos y útiles diversos	260.260	0	0	0	0	260.260
402	99	00	00	Otros materiales y suministros	141.960	0	0	0	0	141.960
402	99	01	00	Otros materiales y suministros	141.960	0	0	0	0	141.960
403	**00**	**00**	**00**	**Servicios no personales**	**1.780.713**	**0**	**0**	**0**	**0**	**1.780.713**
403	01	00	00	Alquileres de inmuebles	409.500	0	0	0	0	409.500
403	01	01	00	Alquileres de edificios y locales	409.500	0	0	0	0	409.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	835.617	0	0	0	0	835.617
403	07	03	00	Relaciones sociales	835.617	0	0	0	0	835.617
403	18	00	00	Impuestos indirectos	535.596	0	0	0	0	535.596
403	18	01	00	Impuesto al valor agregado	535.596	0	0	0	0	535.596

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127773 580036000 INCLUSIÓN DE LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD AL SISTEMA ECONÓMICO BAJO UN MODELO COMUNAL, HUMANISTA Y SOLIDARIO

OBJETIVO DEL PROYECTO: INCORPORAR A LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD, UBICADAS EN COMUNIDADES PRIORIZADAS, VINCULADAS EN LAS BASES DE MISIONES Y NUEVOS URBANISMOS, AL MODELO SOCIALISTA, MEDIANTE LA EJECUCIÓN DE PROYECTOS PRODUCTIVOS.

UNIDAD DE MEDIDA: PERSONA **META:** 12.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE DESARROLLO PRODUCTIVO DE LA MUJER **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580036001 DESARROLLO DE PLANES, PROGRAMAS Y ESTRATEGIAS PARA LA EJECUCIÓN DE PROYECTOS SOCIOPRODUCTIVOS CON ENFOQUE DE GÉNERO.

UNIDAD DE MEDIDA: POLÍTICA **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO PRODUCTIVO DE LA MUJER

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**397.415**	**0**	**0**	**0**	**0**	**397.415**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	397.415	0	0	0	0	397.415
404	09	02	00	Equipos de computación	397.415	0	0	0	0	397.415
				Totales	**4.998.897**	**0**	**0**	**0**	**0**	**4.998.897**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127773 580036000 INCLUSIÓN DE LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD AL SISTEMA ECONÓMICO BAJO UN MODELO COMUNAL, HUMANISTA Y SOLIDARIO

OBJETIVO DEL PROYECTO: INCORPORAR A LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD, UBICADAS EN COMUNIDADES PRIORIZADAS, VINCULADAS EN LAS BASES DE MISIONES Y NUEVOS URBANISMOS, AL MODELO SOCIALISTA, MEDIANTE LA EJECUCIÓN DE PROYECTOS PRODUCTIVOS.

UNIDAD DE MEDIDA: PERSONA **META:** 12.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE DESARROLLO PRODUCTIVO DE LA MUJER **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580036002 DISEÑO DE PROYECTOS ESTRUCTURANTES CON PERSPECTIVA DE GÉNERO PARA INCORPORAR A LAS MUJERES A LA FUERZA PRODUCTIVA DEL PAÍS.

UNIDAD DE MEDIDA: POLÍTICA **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO PRODUCTIVO DE LA MUJER

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**51.111.891**	0	0	0	0	**51.111.891**
401	01	00	00	Sueldos, salarios y otras retribuciones	9.760.686	0	0	0	0	9.760.686
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	9.644.908	0	0	0	0	9.644.908
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	115.778	0	0	0	0	115.778
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.982.089	0	0	0	0	3.982.089
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.928.089	0	0	0	0	3.928.089
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	54.000	0	0	0	0	54.000
401	03	00	00	Primas	6.386.485	0	0	0	0	6.386.485
401	03	02	00	Primas de transporte a empleados	2.280.000	0	0	0	0	2.280.000
401	03	08	00	Primas de profesionalización a empleados	1.105.706	0	0	0	0	1.105.706
401	03	09	00	Primas por antigüedad a empleados	1.789.715	0	0	0	0	1.789.715
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	539.784	0	0	0	0	539.784
401	03	47	00	Primas al personal de alto nivel y de dirección	114.188	0	0	0	0	114.188
401	03	95	00	Otras primas al personal de alto nivel y de dirección	70.216	0	0	0	0	70.216
401	03	97	00	Otras primas a empleados	486.876	0	0	0	0	486.876
401	04	00	00	Complementos de sueldos y salarios	4.528.229	0	0	0	0	4.528.229
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	235.835	0	0	0	0	235.835
401	04	02	00	Complemento a empleados por trabajo nocturno	10.962	0	0	0	0	10.962
401	04	08	00	Bono compensatorio de alimentación a empleados	4.104.000	0	0	0	0	4.104.000
401	04	10	00	Complemento a empleados por días feriados	123.432	0	0	0	0	123.432
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	54.000	0	0	0	0	54.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	8.541.393	0	0	0	0	8.541.393
401	05	01	00	Aguinaldos a empleados	5.571.361	0	0	0	0	5.571.361
401	05	03	00	Bono vacacional a empleados	2.785.708	0	0	0	0	2.785.708
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	122.882	0	0	0	0	122.882

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127773 580036000 INCLUSIÓN DE LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD AL SISTEMA ECONÓMICO BAJO UN MODELO COMUNAL, HUMANISTA Y SOLIDARIO

OBJETIVO DEL PROYECTO: INCORPORAR A LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD, UBICADAS EN COMUNIDADES PRIORIZADAS, VINCULADAS EN LAS BASES DE MISIONES Y NUEVOS URBANISMOS, AL MODELO SOCIALISTA, MEDIANTE LA EJECUCIÓN DE PROYECTOS PRODUCTIVOS.

UNIDAD DE MEDIDA: PERSONA **META:** 12.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE DESARROLLO PRODUCTIVO DE LA MUJER **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580036002 DISEÑO DE PROYECTOS ESTRUCTURANTES CON PERSPECTIVA DE GÉNERO PARA INCORPORAR A LAS MUJERES A LA FUERZA PRODUCTIVA DEL PAÍS.

UNIDAD DE MEDIDA: POLÍTICA **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO PRODUCTIVO DE LA MUJER

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	61.442	0	0	0	0	61.442
401	06	00	00	Aportes patronales y legales	3.279.915	0	0	0	0	3.279.915
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.805.139	0	0	0	0	1.805.139
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	601.713	0	0	0	0	601.713
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	401.142	0	0	0	0	401.142
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	401.142	0	0	0	0	401.142
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	39.814	0	0	0	0	39.814
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	13.271	0	0	0	0	13.271
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	8.847	0	0	0	0	8.847
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	8.847	0	0	0	0	8.847
401	07	00	00	Asistencia socio-económica	9.792.948	0	0	0	0	9.792.948
401	07	02	00	Becas a empleados	300.000	0	0	0	0	300.000
401	07	03	00	Ayudas por matrimonio a empleados	56.000	0	0	0	0	56.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	56.000	0	0	0	0	56.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.005.710	0	0	0	0	2.005.710
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	4.712.000	0	0	0	0	4.712.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	184.000	0	0	0	0	184.000
401	07	10	00	Dotación de uniformes a empleados	1.900.000	0	0	0	0	1.900.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	180.000	0	0	0	0	180.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	152.000	0	0	0	0	152.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	44.238	0	0	0	0	44.238
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	62.000	0	0	0	0	62.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	77.000	0	0	0	0	77.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127773 580036000 INCLUSIÓN DE LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD AL SISTEMA ECONÓMICO BAJO UN MODELO COMUNAL, HUMANISTA Y SOLIDARIO

OBJETIVO DEL PROYECTO: INCORPORAR A LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD, UBICADAS EN COMUNIDADES PRIORIZADAS, VINCULADAS EN LAS BASES DE MISIONES Y NUEVOS URBANISMOS, AL MODELO SOCIALISTA, MEDIANTE LA EJECUCIÓN DE PROYECTOS PRODUCTIVOS.

UNIDAD DE MEDIDA: PERSONA **META:** 12.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE DESARROLLO PRODUCTIVO DE LA MUJER **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580036002 DISEÑO DE PROYECTOS ESTRUCTURANTES CON PERSPECTIVA DE GÉNERO PARA INCORPORAR A LAS MUJERES A LA FUERZA PRODUCTIVA DEL PAÍS.

UNIDAD DE MEDIDA: POLÍTICA **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO PRODUCTIVO DE LA MUJER

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	96	00	Otras subvenciones a empleados	64.000	0	0	0	0	64.000
401	08	00	00	Prestaciones sociales e indemnizaciones	4.840.146	0	0	0	0	4.840.146
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	4.735.695	0	0	0	0	4.735.695
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	104.451	0	0	0	0	104.451
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.320.825**	**0**	**0**	**0**	**0**	**2.320.825**
402	01	00	00	Productos alimenticios y agropecuarios	564.932	0	0	0	0	564.932
402	01	01	00	Alimentos y bebidas para personas	564.932	0	0	0	0	564.932
402	03	00	00	Textiles y vestuarios	283.075	0	0	0	0	283.075
402	03	02	00	Prendas de vestir	283.075	0	0	0	0	283.075
402	04	00	00	Productos de cuero y caucho	84.500	0	0	0	0	84.500
402	04	03	00	Cauchos y tripas para vehículos	84.500	0	0	0	0	84.500
402	05	00	00	Productos de papel, cartón e impresos	295.764	0	0	0	0	295.764
402	05	01	00	Pulpa de madera, papel y cartón	22.004	0	0	0	0	22.004
402	05	03	00	Productos de papel y cartón para oficina	273.760	0	0	0	0	273.760
402	06	00	00	Productos químicos y derivados	133.175	0	0	0	0	133.175
402	06	03	00	Tintas, pinturas y colorantes	32.448	0	0	0	0	32.448
402	06	04	00	Productos farmacéuticos y medicamentos	9.843	0	0	0	0	9.843
402	06	06	00	Combustibles y lubricantes	41.714	0	0	0	0	41.714
402	06	08	00	Productos plásticos	49.170	0	0	0	0	49.170
402	08	00	00	Productos metálicos	409.817	0	0	0	0	409.817
402	08	09	00	Repuestos y accesorios para equipos de transporte	409.817	0	0	0	0	409.817
402	10	00	00	Productos varios y útiles diversos	549.562	0	0	0	0	549.562
402	10	02	00	Materiales y útiles de limpieza y aseo	20.787	0	0	0	0	20.787
402	10	06	00	Condecoraciones, ofrendas y similares	64.642	0	0	0	0	64.642
402	10	08	00	Materiales para equipos de computación	328.933	0	0	0	0	328.933

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127773 580036000 INCLUSIÓN DE LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD AL SISTEMA ECONÓMICO BAJO UN MODELO COMUNAL, HUMANISTA Y SOLIDARIO

OBJETIVO DEL PROYECTO: INCORPORAR A LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD, UBICADAS EN COMUNIDADES PRIORIZADAS, VINCULADAS EN LAS BASES DE MISIONES Y NUEVOS URBANISMOS, AL MODELO SOCIALISTA, MEDIANTE LA EJECUCIÓN DE PROYECTOS PRODUCTIVOS.

UNIDAD DE MEDIDA: PERSONA **META:** 12.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE DESARROLLO PRODUCTIVO DE LA MUJER **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580036002 DISEÑO DE PROYECTOS ESTRUCTURANTES CON PERSPECTIVA DE GÉNERO PARA INCORPORAR A LAS MUJERES A LA FUERZA PRODUCTIVA DEL PAÍS.

UNIDAD DE MEDIDA: POLÍTICA **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO PRODUCTIVO DE LA MUJER

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	99	00	Otros productos y útiles diversos	135.200	0	0	0	0	135.200
403	**00**	**00**	**00**	**Servicios no personales**	**3.101.827**	**0**	**0**	**0**	**0**	**3.101.827**
403	01	00	00	Alquileres de inmuebles	240.500	0	0	0	0	240.500
403	01	01	00	Alquileres de edificios y locales	240.500	0	0	0	0	240.500
403	02	00	00	Alquileres de maquinaria y equipos	455.000	0	0	0	0	455.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	455.000	0	0	0	0	455.000
403	06	00	00	Servicios de transporte y almacenaje	79.357	0	0	0	0	79.357
403	06	01	00	Fletes y embalajes	23.385	0	0	0	0	23.385
403	06	03	00	Estacionamiento	55.972	0	0	0	0	55.972
403	07	00	00	Servicios de información, impresión y relaciones públicas	310.158	0	0	0	0	310.158
403	07	02	00	Imprenta y reproducción	310.158	0	0	0	0	310.158
403	09	00	00	Viáticos y pasajes	888.110	0	0	0	0	888.110
403	09	01	00	Viáticos y pasajes dentro del país	888.110	0	0	0	0	888.110
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	547.703	0	0	0	0	547.703
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	547.703	0	0	0	0	547.703
403	18	00	00	Impuestos indirectos	580.999	0	0	0	0	580.999
403	18	01	00	Impuesto al valor agregado	580.999	0	0	0	0	580.999
				Totales	**56.534.543**	**0**	**0**	**0**	**0**	**56.534.543**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127773 580036000 INCLUSIÓN DE LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD AL SISTEMA ECONÓMICO BAJO UN MODELO COMUNAL, HUMANISTA Y SOLIDARIO

OBJETIVO DEL PROYECTO: INCORPORAR A LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD, UBICADAS EN COMUNIDADES PRIORIZADAS, VINCULADAS EN LAS BASES DE MISIONES Y NUEVOS URBANISMOS, AL MODELO SOCIALISTA, MEDIANTE LA EJECUCIÓN DE PROYECTOS PRODUCTIVOS.

UNIDAD DE MEDIDA: PERSONA **META:** 12.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE DESARROLLO PRODUCTIVO DE LA MUJER **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580036003 ELABORACIÓN DE POLÍTICAS DIRIGIDAS A LAS MUJERES CON DISCAPACIDAD Y EN SITUACIÓN DE VULNERABILIDAD PARA SER INCORPORADAS AL SISTEMA ECONÓMICO SOCIALISTA.

UNIDAD DE MEDIDA: POLÍTICA **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO PRODUCTIVO DE LA MUJER

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.087.769**	**0**	**0**	**0**	**0**	**2.087.769**
402	01	00	00	Productos alimenticios y agropecuarios	564.932	0	0	0	0	564.932
402	01	01	00	Alimentos y bebidas para personas	564.932	0	0	0	0	564.932
402	05	00	00	Productos de papel, cartón e impresos	364.452	0	0	0	0	364.452
402	05	03	00	Productos de papel y cartón para oficina	364.452	0	0	0	0	364.452
402	06	00	00	Productos químicos y derivados	32.448	0	0	0	0	32.448
402	06	03	00	Tintas, pinturas y colorantes	32.448	0	0	0	0	32.448
402	10	00	00	Productos varios y útiles diversos	716.112	0	0	0	0	716.112
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	111.852	0	0	0	0	111.852
402	10	08	00	Materiales para equipos de computación	566.235	0	0	0	0	566.235
402	10	99	00	Otros productos y útiles diversos	38.025	0	0	0	0	38.025
402	99	00	00	Otros materiales y suministros	409.825	0	0	0	0	409.825
402	99	01	00	Otros materiales y suministros	409.825	0	0	0	0	409.825
403	**00**	**00**	**00**	**Servicios no personales**	**5.616.511**	**0**	**0**	**0**	**0**	**5.616.511**
403	06	00	00	Servicios de transporte y almacenaje	34.475	0	0	0	0	34.475
403	06	01	00	Fletes y embalajes	34.475	0	0	0	0	34.475
403	07	00	00	Servicios de información, impresión y relaciones públicas	728.000	0	0	0	0	728.000
403	07	03	00	Relaciones sociales	728.000	0	0	0	0	728.000
403	09	00	00	Viáticos y pasajes	1.289.153	0	0	0	0	1.289.153
403	09	01	00	Viáticos y pasajes dentro del país	720.760	0	0	0	0	720.760
403	09	02	00	Viáticos y pasajes fuera del país	568.393	0	0	0	0	568.393
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.739.424	0	0	0	0	2.739.424
403	10	11	00	Servicios para la elaboración y suministro de comida	1.639.870	0	0	0	0	1.639.870
403	10	99	00	Otros servicios profesionales y técnicos	1.099.554	0	0	0	0	1.099.554
403	18	00	00	Impuestos indirectos	825.459	0	0	0	0	825.459

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127773 580036000 INCLUSIÓN DE LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD AL SISTEMA ECONÓMICO BAJO UN MODELO COMUNAL, HUMANISTA Y SOLIDARIO

OBJETIVO DEL PROYECTO: INCORPORAR A LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD, UBICADAS EN COMUNIDADES PRIORIZADAS, VINCULADAS EN LAS BASES DE MISIONES Y NUEVOS URBANISMOS, AL MODELO SOCIALISTA, MEDIANTE LA EJECUCIÓN DE PROYECTOS PRODUCTIVOS.

UNIDAD DE MEDIDA: PERSONA **META:** 12.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE DESARROLLO PRODUCTIVO DE LA MUJER **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580036003 ELABORACIÓN DE POLÍTICAS DIRIGIDAS A LAS MUJERES CON DISCAPACIDAD Y EN SITUACIÓN DE VULNERABILIDAD PARA SER INCORPORADAS AL SISTEMA ECONÓMICO SOCIALISTA.

UNIDAD DE MEDIDA: POLÍTICA **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO PRODUCTIVO DE LA MUJER

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	825.459	0	0	0	0	825.459
				Totales	**7.704.280**	**0**	**0**	**0**	**0**	**7.704.280**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127773 580036000 INCLUSIÓN DE LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD AL SISTEMA ECONÓMICO BAJO UN MODELO COMUNAL, HUMANISTA Y SOLIDARIO

OBJETIVO DEL PROYECTO: INCORPORAR A LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD, UBICADAS EN COMUNIDADES PRIORIZADAS, VINCULADAS EN LAS BASES DE MISIONES Y NUEVOS URBANISMOS, AL MODELO SOCIALISTA, MEDIANTE LA EJECUCIÓN DE PROYECTOS PRODUCTIVOS.

UNIDAD DE MEDIDA: PERSONA **META:** 12.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE DESARROLLO PRODUCTIVO DE LA MUJER **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580036004 ENLACE ESTRATÉGICO CON LAS INSTITUCIONES PÚBLICAS Y PRIVADAS EN MATERIA ECONÓMICA PARA GARANTIZAR LA INCORPORACIÓN DE LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD AL PROCESO PRODUCTIV

UNIDAD DE MEDIDA: CONVENIO **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO PRODUCTIVO DE LA MUJER

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.864.013**	**0**	**0**	**0**	**0**	**1.864.013**
402	01	00	00	Productos alimenticios y agropecuarios	564.933	0	0	0	0	564.933
402	01	01	00	Alimentos y bebidas para personas	564.933	0	0	0	0	564.933
402	03	00	00	Textiles y vestuarios	283.075	0	0	0	0	283.075
402	03	02	00	Prendas de vestir	283.075	0	0	0	0	283.075
402	04	00	00	Productos de cuero y caucho	84.500	0	0	0	0	84.500
402	04	03	00	Cauchos y tripas para vehículos	84.500	0	0	0	0	84.500
402	05	00	00	Productos de papel, cartón e impresos	344.774	0	0	0	0	344.774
402	05	01	00	Pulpa de madera, papel y cartón	22.004	0	0	0	0	22.004
402	05	03	00	Productos de papel y cartón para oficina	273.760	0	0	0	0	273.760
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	49.010	0	0	0	0	49.010
402	06	00	00	Productos químicos y derivados	41.714	0	0	0	0	41.714
402	06	06	00	Combustibles y lubricantes	41.714	0	0	0	0	41.714
402	08	00	00	Productos metálicos	409.817	0	0	0	0	409.817
402	08	10	00	Repuestos y accesorios para otros equipos	409.817	0	0	0	0	409.817
402	10	00	00	Productos varios y útiles diversos	135.200	0	0	0	0	135.200
402	10	99	00	Otros productos y útiles diversos	135.200	0	0	0	0	135.200
403	**00**	**00**	**00**	**Servicios no personales**	**6.923.690**	**0**	**0**	**0**	**0**	**6.923.690**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.305.065	0	0	0	0	1.305.065
403	07	02	00	Imprenta y reproducción	931.466	0	0	0	0	931.466
403	07	03	00	Relaciones sociales	373.599	0	0	0	0	373.599
403	09	00	00	Viáticos y pasajes	1.966.130	0	0	0	0	1.966.130
403	09	01	00	Viáticos y pasajes dentro del país	1.966.130	0	0	0	0	1.966.130
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.965.929	0	0	0	0	1.965.929
403	10	11	00	Servicios para la elaboración y suministro de comida	1.494.310	0	0	0	0	1.494.310

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127773 580036000 INCLUSIÓN DE LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD AL SISTEMA ECONÓMICO BAJO UN MODELO COMUNAL, HUMANISTA Y SOLIDARIO

OBJETIVO DEL PROYECTO: INCORPORAR A LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD, UBICADAS EN COMUNIDADES PRIORIZADAS, VINCULADAS EN LAS BASES DE MISIONES Y NUEVOS URBANISMOS, AL MODELO SOCIALISTA, MEDIANTE LA EJECUCIÓN DE PROYECTOS PRODUCTIVOS.

UNIDAD DE MEDIDA: PERSONA **META:** 12.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE DESARROLLO PRODUCTIVO DE LA MUJER **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580036004 ENLACE ESTRATÉGICO CON LAS INSTITUCIONES PÚBLICAS Y PRIVADAS EN MATERIA ECONÓMICA PARA GARANTIZAR LA INCORPORACIÓN DE LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD AL PROCESO PRODUCTIV

UNIDAD DE MEDIDA: CONVENIO **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO PRODUCTIVO DE LA MUJER

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	471.619	0	0	0	0	471.619
403	18	00	00	Impuestos indirectos	1.018.850	0	0	0	0	1.018.850
403	18	01	00	Impuesto al valor agregado	1.018.850	0	0	0	0	1.018.850
403	99	00	00	Otros servicios no personales	667.716	0	0	0	0	667.716
403	99	01	00	Otros servicios no personales	667.716	0	0	0	0	667.716
404	**00**	**00**	**00**	**Activos reales**	**721.565**	**0**	**0**	**0**	**0**	**721.565**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	721.565	0	0	0	0	721.565
404	09	01	00	Mobiliario y equipos de oficina	516.551	0	0	0	0	516.551
404	09	02	00	Equipos de computación	102.585	0	0	0	0	102.585
404	09	03	00	Mobiliario y equipos de alojamiento	102.429	0	0	0	0	102.429
				Totales	**9.509.268**	**0**	**0**	**0**	**0**	**9.509.268**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 127773 580036000 INCLUSIÓN DE LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD AL SISTEMA ECONÓMICO BAJO UN MODELO COMUNAL, HUMANISTA Y SOLIDARIO

OBJETIVO DEL PROYECTO: INCORPORAR A LAS MUJERES EN SITUACIÓN DE VULNERABILIDAD, UBICADAS EN COMUNIDADES PRIORIZADAS, VINCULADAS EN LAS BASES DE MISIONES Y NUEVOS URBANISMOS, AL MODELO SOCIALISTA, MEDIANTE LA EJECUCIÓN DE PROYECTOS PRODUCTIVOS.

UNIDAD DE MEDIDA: PERSONA **META:** 12.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE DESARROLLO PRODUCTIVO DE LA MUJER **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 580036005 ELABORACIÓN DE BOLETIN INFORMATIVO PARA PRESENTAR LOS RESULTADOS OBTENIDOS DE LAS ESTRATÉGIAS ECONÓMICAS APLICADAS.

UNIDAD DE MEDIDA: BOLETÍN **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO PRODUCTIVO DE LA MUJER

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**4.396.757**	**0**	**0**	**0**	**0**	**4.396.757**
403	06	00	00	Servicios de transporte y almacenaje	19.702	0	0	0	0	19.702
403	06	01	00	Fletes y embalajes	19.702	0	0	0	0	19.702
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.088.610	0	0	0	0	2.088.610
403	07	02	00	Imprenta y reproducción	1.304.053	0	0	0	0	1.304.053
403	07	03	00	Relaciones sociales	784.557	0	0	0	0	784.557
403	09	00	00	Viáticos y pasajes	568.393	0	0	0	0	568.393
403	09	02	00	Viáticos y pasajes fuera del país	568.393	0	0	0	0	568.393
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	936.000	0	0	0	0	936.000
403	10	99	00	Otros servicios profesionales y técnicos	936.000	0	0	0	0	936.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	312.972	0	0	0	0	312.972
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	312.972	0	0	0	0	312.972
403	18	00	00	Impuestos indirectos	471.080	0	0	0	0	471.080
403	18	01	00	Impuesto al valor agregado	471.080	0	0	0	0	471.080
				Totales	**4.396.757**	**0**	**0**	**0**	**0**	**4.396.757**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 589999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 4.141.467.521

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
405	**00**	**00**	**00**	**Activos financieros**	**7.300.000**	**0**	**0**	**0**	**0**	**7.300.000**
405	01	00	00	Aportes en acciones y participaciones de capital	7.300.000	0	0	0	0	7.300.000
405	01	02	00	Aportes en acciones y participaciones de capital al sector público	7.300.000	0	0	0	0	7.300.000
405	01	02	05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios	7.300.000	0	0	0	0	7.300.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.134.167.521**	**0**	**0**	**0**	**0**	**4.134.167.521**
407	01	00	00	Transferencias y donaciones corrientes internas	4.134.167.521	0	0	0	0	4.134.167.521
407	01	03	00	Transferencias corrientes internas al sector público	4.134.167.521	0	0	0	0	4.134.167.521
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.047.456.379	0	0	0	0	4.047.456.379
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	86.711.142	0	0	0	0	86.711.142
				Totales	**4.141.467.521**	**0**	**0**	**0**	**0**	**4.141.467.521**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 589999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 4.141.467.521

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
405	**00**	**00**	**00**	**Activos financieros**	**7.300.000**	**0**	**0**	**0**	**0**	**7.300.000**
405	01	00	00	Aportes en acciones y participaciones de capital	7.300.000	0	0	0	0	7.300.000
405	01	02	00	Aportes en acciones y participaciones de capital al sector público	7.300.000	0	0	0	0	7.300.000
405	01	02	05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios	7.300.000	0	0	0	0	7.300.000
				- A0718 Banco de Desarrollo de la Mujer, C.A. (BANMUJER)	7.300.000	0	0	0	0	7.300.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.134.167.521**	**0**	**0**	**0**	**0**	**4.134.167.521**
407	01	00	00	Transferencias y donaciones corrientes internas	4.134.167.521	0	0	0	0	4.134.167.521
407	01	03	00	Transferencias corrientes internas al sector público	4.134.167.521	0	0	0	0	4.134.167.521
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.047.456.379	0	0	0	0	4.047.456.379
				- A0456 Fundación Misión Madres del Barrio Josefa Joaquina Sánchez	3.464.764.709	0	0	0	0	3.464.764.709
				- A0936 Instituto Nacional de la Mujer (INAMUJER)	582.691.670	0	0	0	0	582.691.670
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	86.711.142	0	0	0	0	86.711.142
				- A0718 Banco de Desarrollo de la Mujer, C.A. (BANMUJER)	86.711.142	0	0	0	0	86.711.142
				Totales	**4.141.467.521**	**0**	**0**	**0**	**0**	**4.141.467.521**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 589999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.141.467.521

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 589999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE BANCO DE DESARROLLO DE LA MUJER, C.A. (BANMUJER)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 94.011.142

RESPONSABLE/EJECUTOR: A0718 BANCO DE DESARROLLO DE LA MUJER

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
405	**00**	**00**	**00**	**Activos financieros**	**7.300.000**	**0**	**0**	**0**	**0**	**7.300.000**
405	01	00	00	Aportes en acciones y participaciones de capital	7.300.000	0	0	0	0	7.300.000
405	01	02	00	Aportes en acciones y participaciones de capital al sector público	7.300.000	0	0	0	0	7.300.000
405	01	02	05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios	7.300.000	0	0	0	0	7.300.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**86.711.142**	**0**	**0**	**0**	**0**	**86.711.142**
407	01	00	00	Transferencias y donaciones corrientes internas	86.711.142	0	0	0	0	86.711.142
407	01	03	00	Transferencias corrientes internas al sector público	86.711.142	0	0	0	0	86.711.142
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	86.711.142	0	0	0	0	86.711.142
				Totales	**94.011.142**	**0**	**0**	**0**	**0**	**94.011.142**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 589999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.141.467.521

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 589999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE LA MUJER (INAMUJER)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 582.691.670

RESPONSABLE/EJECUTOR: A0936 INTITUTO NACIONAL DE LA MUJER (INAMUJER)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**582.691.670**	**0**	**0**	**0**	**0**	**582.691.670**
407	01	00	00	Transferencias y donaciones corrientes internas	582.691.670	0	0	0	0	582.691.670
407	01	03	00	Transferencias corrientes internas al sector público	582.691.670	0	0	0	0	582.691.670
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	582.691.670	0	0	0	0	582.691.670
				Totales	**582.691.670**	**0**	**0**	**0**	**0**	**582.691.670**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 589999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 4.141.467.521

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 589999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MISIÓN MADRES DEL BARRIO JOSEFA JOAQUINA SÁNCHEZ

UNIDAD DE MEDIDA: BOLÍVAR

META: 3.464.764.709

RESPONSABLE/EJECUTOR: A0456 FUNDACIÓN MISIÓN MADRES DEL BARRIO JOSEFA JOAQUINA SÁNCHEZ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.464.764.709**	**0**	**0**	**0**	**0**	**3.464.764.709**
407	01	00	00	Transferencias y donaciones corrientes internas	3.464.764.709	0	0	0	0	3.464.764.709
407	01	03	00	Transferencias corrientes internas al sector público	3.464.764.709	0	0	0	0	3.464.764.709
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.464.764.709	0	0	0	0	3.464.764.709
				Totales	**3.464.764.709**	**0**	**0**	**0**	**0**	**3.464.764.709**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**235.757.476**	**0**	**0**	**0**	**0**	**235.757.476**
401	01	00	00	Sueldos, salarios y otras retribuciones	40.946.268	0	0	0	0	40.946.268
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	25.545.676	0	0	0	0	25.545.676
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	11.301.859	0	0	0	0	11.301.859
401	01	18	00	Remuneraciones al personal contratado	1.881.423	0	0	0	0	1.881.423
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.881.423	0	0	0	0	1.881.423
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.291.532	0	0	0	0	1.291.532
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	115.778	0	0	0	0	115.778
401	01	99	00	Otras retribuciones	810.000	0	0	0	0	810.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	14.072.100	0	0	0	0	14.072.100
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	10.573.680	0	0	0	0	10.573.680
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	3.441.060	0	0	0	0	3.441.060
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	57.360	0	0	0	0	57.360
401	03	00	00	Primas	30.616.584	0	0	0	0	30.616.584
401	03	02	00	Primas de transporte a empleados	6.570.000	0	0	0	0	6.570.000
401	03	08	00	Primas de profesionalización a empleados	3.092.974	0	0	0	0	3.092.974
401	03	09	00	Primas por antigüedad a empleados	5.541.951	0	0	0	0	5.541.951
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.994.344	0	0	0	0	3.994.344
401	03	17	00	Primas de transporte a obreros	2.820.000	0	0	0	0	2.820.000
401	03	21	00	Primas por antigüedad a obreros	1.845.706	0	0	0	0	1.845.706
401	03	22	00	Primas de profesionalización a obreros	258.153	0	0	0	0	258.153
401	03	37	00	Primas de transporte al personal contratado	450.000	0	0	0	0	450.000
401	03	40	00	Primas de profesionalización al personal contratado	164.236	0	0	0	0	164.236
401	03	41	00	Primas por antigüedad al personal contratado	330.565	0	0	0	0	330.565
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	106.616	0	0	0	0	106.616
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	69.795	0	0	0	0	69.795
401	03	97	00	Otras primas a empleados	4.736.244	0	0	0	0	4.736.244
401	03	98	00	Otras primas a obreros	636.000	0	0	0	0	636.000
401	04	00	00	Complementos de sueldos y salarios	22.049.325	0	0	0	0	22.049.325
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	1.525.103	0	0	0	0	1.525.103
401	04	02	00	Complemento a empleados por trabajo nocturno	65.660	0	0	0	0	65.660

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	06	00	Complemento a empleados por comisión de servicios	994.827	0	0	0	0	994.827
401	04	08	00	Bono compensatorio de alimentación a empleados	11.826.000	0	0	0	0	11.826.000
401	04	10	00	Complemento a empleados por días feriados	550.905	0	0	0	0	550.905
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	538.321	0	0	0	0	538.321
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	23.623	0	0	0	0	23.623
401	04	18	00	Bono compensatorio de alimentación a obreros	5.076.000	0	0	0	0	5.076.000
401	04	20	00	Complemento a obreros por días feriados	337.876	0	0	0	0	337.876
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	170.977	0	0	0	0	170.977
401	04	26	00	Bono compensatorio de alimentación al personal contratado	810.000	0	0	0	0	810.000
401	04	28	00	Complemento al personal contratado por días feriados	61.045	0	0	0	0	61.045
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	54.000	0	0	0	0	54.000
401	04	98	00	Otros complementos al personal contratado	14.988	0	0	0	0	14.988
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	36.927.550	0	0	0	0	36.927.550
401	05	01	00	Aguinaldos a empleados	17.528.472	0	0	0	0	17.528.472
401	05	03	00	Bono vacacional a empleados	8.764.324	0	0	0	0	8.764.324
401	05	04	00	Aguinaldos a obreros	5.889.552	0	0	0	0	5.889.552
401	05	06	00	Bono vacacional a obreros	2.944.805	0	0	0	0	2.944.805
401	05	07	00	Aguinaldos al personal contratado	1.078.666	0	0	0	0	1.078.666
401	05	08	00	Bono vacacional al personal contratado	539.338	0	0	0	0	539.338
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	121.595	0	0	0	0	121.595
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	60.798	0	0	0	0	60.798
401	06	00	00	Aportes patronales y legales	14.180.267	0	0	0	0	14.180.267
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.679.282	0	0	0	0	5.679.282
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.893.094	0	0	0	0	1.893.094
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.262.062	0	0	0	0	1.262.062
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.262.062	0	0	0	0	1.262.062
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.908.233	0	0	0	0	1.908.233
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	636.077	0	0	0	0	636.077
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	424.051	0	0	0	0	424.051
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	424.051	0	0	0	0	424.051
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	349.491	0	0	0	0	349.491

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	77.664	0	0	0	0	77.664
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	77.664	0	0	0	0	77.664
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	39.397	0	0	0	0	39.397
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	13.132	0	0	0	0	13.132
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	8.755	0	0	0	0	8.755
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	8.755	0	0	0	0	8.755
401	06	95	00	Otros aportes legales por personal contratado	116.497	0	0	0	0	116.497
401	07	00	00	Asistencia socio-económica	56.039.670	0	0	0	0	56.039.670
401	07	02	00	Becas a empleados	3.840.000	0	0	0	0	3.840.000
401	07	03	00	Ayudas por matrimonio a empleados	200.000	0	0	0	0	200.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	208.000	0	0	0	0	208.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.500.000	0	0	0	0	2.500.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	6.310.313	0	0	0	0	6.310.313
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	13.578.000	0	0	0	0	13.578.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.992.000	0	0	0	0	1.992.000
401	07	10	00	Dotación de uniformes a empleados	5.475.000	0	0	0	0	5.475.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.908.000	0	0	0	0	1.908.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.384.000	0	0	0	0	1.384.000
401	07	18	00	Becas a obreros	2.610.000	0	0	0	0	2.610.000
401	07	19	00	Ayudas por matrimonio de obreros	72.000	0	0	0	0	72.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	88.000	0	0	0	0	88.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	750.000	0	0	0	0	750.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.120.259	0	0	0	0	2.120.259
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	5.828.000	0	0	0	0	5.828.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	592.000	0	0	0	0	592.000
401	07	26	00	Dotación de uniformes a obreros	2.350.000	0	0	0	0	2.350.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	612.000	0	0	0	0	612.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	344.000	0	0	0	0	344.000
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	8.000	0	0	0	0	8.000
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder	8.000	0	0	0	0	8.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				público y de elección popular						
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	50.000	0	0	0	0	50.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	43.775	0	0	0	0	43.775
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	62.000	0	0	0	0	62.000
401	07	75	00	Becas al personal contratado	420.000	0	0	0	0	420.000
401	07	76	00	Ayudas por matrimonio al personal contratado	32.000	0	0	0	0	32.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	32.000	0	0	0	0	32.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	388.323	0	0	0	0	388.323
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	930.000	0	0	0	0	930.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	136.000	0	0	0	0	136.000
401	07	83	00	Dotación de uniformes al personal contratado	375.000	0	0	0	0	375.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	180.000	0	0	0	0	180.000
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	72.000	0	0	0	0	72.000
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	69.000	0	0	0	0	69.000
401	07	96	00	Otras subvenciones a empleados	328.000	0	0	0	0	328.000
401	07	97	00	Otras subvenciones a obreros	104.000	0	0	0	0	104.000
401	07	99	00	Otras subvenciones al personal contratado	40.000	0	0	0	0	40.000
401	08	00	00	Prestaciones sociales e indemnizaciones	20.925.712	0	0	0	0	20.925.712
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	14.899.322	0	0	0	0	14.899.322
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	5.006.160	0	0	0	0	5.006.160
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	916.873	0	0	0	0	916.873
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	103.357	0	0	0	0	103.357
403	**00**	**00**	**00**	**Servicios no personales**	**16.944.696**	**0**	**0**	**0**	**0**	**16.944.696**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	6.259.193	0	0	0	0	6.259.193
403	08	03	00	Comisiones y gastos de adquisición de seguros	6.259.193	0	0	0	0	6.259.193
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.250.000	0	0	0	0	2.250.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.250.000	0	0	0	0	2.250.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	4.000.000	0	0	0	0	4.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	4.000.000	0	0	0	0	4.000.000
403	18	00	00	Impuestos indirectos	1.815.503	0	0	0	0	1.815.503

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	1.815.503	0	0	0	0	1.815.503
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	620.000	0	0	0	0	620.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	620.000	0	0	0	0	620.000
403	99	00	00	Otros servicios no personales	2.000.000	0	0	0	0	2.000.000
403	99	01	00	Otros servicios no personales	2.000.000	0	0	0	0	2.000.000
				Totales	**252.702.172**	**0**	**0**	**0**	**0**	**252.702.172**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

58 - 71

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 580001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**235.757.476**	0	0	0	0	**235.757.476**
401	01	00	00	Sueldos, salarios y otras retribuciones	40.946.268	0	0	0	0	40.946.268
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	25.545.676	0	0	0	0	25.545.676
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	11.301.859	0	0	0	0	11.301.859
401	01	18	00	Remuneraciones al personal contratado	1.881.423	0	0	0	0	1.881.423
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.881.423	0	0	0	0	1.881.423
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.291.532	0	0	0	0	1.291.532
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	115.778	0	0	0	0	115.778
401	01	99	00	Otras retribuciones	810.000	0	0	0	0	810.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	14.072.100	0	0	0	0	14.072.100
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	10.573.680	0	0	0	0	10.573.680
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	3.441.060	0	0	0	0	3.441.060
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	57.360	0	0	0	0	57.360
401	03	00	00	Primas	30.616.584	0	0	0	0	30.616.584
401	03	02	00	Primas de transporte a empleados	6.570.000	0	0	0	0	6.570.000
401	03	08	00	Primas de profesionalización a empleados	3.092.974	0	0	0	0	3.092.974
401	03	09	00	Primas por antigüedad a empleados	5.541.951	0	0	0	0	5.541.951
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.994.344	0	0	0	0	3.994.344
401	03	17	00	Primas de transporte a obreros	2.820.000	0	0	0	0	2.820.000
401	03	21	00	Primas por antigüedad a obreros	1.845.706	0	0	0	0	1.845.706
401	03	22	00	Primas de profesionalización a obreros	258.153	0	0	0	0	258.153
401	03	37	00	Primas de transporte al personal contratado	450.000	0	0	0	0	450.000
401	03	40	00	Primas de profesionalización al personal contratado	164.236	0	0	0	0	164.236
401	03	41	00	Primas por antigüedad al personal contratado	330.565	0	0	0	0	330.565
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	106.616	0	0	0	0	106.616
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	69.795	0	0	0	0	69.795

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 580001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	97	00	Otras primas a empleados	4.736.244	0	0	0	0	4.736.244
401	03	98	00	Otras primas a obreros	636.000	0	0	0	0	636.000
401	04	00	00	Complementos de sueldos y salarios	22.049.325	0	0	0	0	22.049.325
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	1.525.103	0	0	0	0	1.525.103
401	04	02	00	Complemento a empleados por trabajo nocturno	65.660	0	0	0	0	65.660
401	04	06	00	Complemento a empleados por comisión de servicios	994.827	0	0	0	0	994.827
401	04	08	00	Bono compensatorio de alimentación a empleados	11.826.000	0	0	0	0	11.826.000
401	04	10	00	Complemento a empleados por días feriados	550.905	0	0	0	0	550.905
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	538.321	0	0	0	0	538.321
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	23.623	0	0	0	0	23.623
401	04	18	00	Bono compensatorio de alimentación a obreros	5.076.000	0	0	0	0	5.076.000
401	04	20	00	Complemento a obreros por días feriados	337.876	0	0	0	0	337.876
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	170.977	0	0	0	0	170.977
401	04	26	00	Bono compensatorio de alimentación al personal contratado	810.000	0	0	0	0	810.000
401	04	28	00	Complemento al personal contratado por días feriados	61.045	0	0	0	0	61.045
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	54.000	0	0	0	0	54.000
401	04	98	00	Otros complementos al personal contratado	14.988	0	0	0	0	14.988
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	36.927.550	0	0	0	0	36.927.550
401	05	01	00	Aguinaldos a empleados	17.528.472	0	0	0	0	17.528.472
401	05	03	00	Bono vacacional a empleados	8.764.324	0	0	0	0	8.764.324
401	05	04	00	Aguinaldos a obreros	5.889.552	0	0	0	0	5.889.552
401	05	06	00	Bono vacacional a obreros	2.944.805	0	0	0	0	2.944.805
401	05	07	00	Aguinaldos al personal contratado	1.078.666	0	0	0	0	1.078.666
401	05	08	00	Bono vacacional al personal contratado	539.338	0	0	0	0	539.338
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	121.595	0	0	0	0	121.595
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	60.798	0	0	0	0	60.798
401	06	00	00	Aportes patronales y legales	14.180.267	0	0	0	0	14.180.267

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 580001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.679.282	0	0	0	0	5.679.282
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.893.094	0	0	0	0	1.893.094
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.262.062	0	0	0	0	1.262.062
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.262.062	0	0	0	0	1.262.062
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.908.233	0	0	0	0	1.908.233
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	636.077	0	0	0	0	636.077
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	424.051	0	0	0	0	424.051
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	424.051	0	0	0	0	424.051
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	349.491	0	0	0	0	349.491
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	77.664	0	0	0	0	77.664
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	77.664	0	0	0	0	77.664
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	39.397	0	0	0	0	39.397
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	13.132	0	0	0	0	13.132
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	8.755	0	0	0	0	8.755
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	8.755	0	0	0	0	8.755
401	06	95	00	Otros aportes legales por personal contratado	116.497	0	0	0	0	116.497
401	07	00	00	Asistencia socio-económica	56.039.670	0	0	0	0	56.039.670
401	07	02	00	Becas a empleados	3.840.000	0	0	0	0	3.840.000
401	07	03	00	Ayudas por matrimonio a empleados	200.000	0	0	0	0	200.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	208.000	0	0	0	0	208.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.500.000	0	0	0	0	2.500.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	6.310.313	0	0	0	0	6.310.313
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	13.578.000	0	0	0	0	13.578.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.992.000	0	0	0	0	1.992.000
401	07	10	00	Dotación de uniformes a empleados	5.475.000	0	0	0	0	5.475.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 580001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.908.000	0	0	0	0	1.908.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.384.000	0	0	0	0	1.384.000
401	07	18	00	Becas a obreros	2.610.000	0	0	0	0	2.610.000
401	07	19	00	Ayudas por matrimonio de obreros	72.000	0	0	0	0	72.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	88.000	0	0	0	0	88.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	750.000	0	0	0	0	750.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.120.259	0	0	0	0	2.120.259
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	5.828.000	0	0	0	0	5.828.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	592.000	0	0	0	0	592.000
401	07	26	00	Dotación de uniformes a obreros	2.350.000	0	0	0	0	2.350.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	612.000	0	0	0	0	612.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	344.000	0	0	0	0	344.000
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	8.000	0	0	0	0	8.000
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	8.000	0	0	0	0	8.000
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	50.000	0	0	0	0	50.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	43.775	0	0	0	0	43.775
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	62.000	0	0	0	0	62.000
401	07	75	00	Becas al personal contratado	420.000	0	0	0	0	420.000
401	07	76	00	Ayudas por matrimonio al personal contratado	32.000	0	0	0	0	32.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	32.000	0	0	0	0	32.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	388.323	0	0	0	0	388.323
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	930.000	0	0	0	0	930.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	136.000	0	0	0	0	136.000
401	07	83	00	Dotación de uniformes al personal contratado	375.000	0	0	0	0	375.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	180.000	0	0	0	0	180.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 580001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	72.000	0	0	0	0	72.000
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	69.000	0	0	0	0	69.000
401	07	96	00	Otras subvenciones a empleados	328.000	0	0	0	0	328.000
401	07	97	00	Otras subvenciones a obreros	104.000	0	0	0	0	104.000
401	07	99	00	Otras subvenciones al personal contratado	40.000	0	0	0	0	40.000
401	08	00	00	Prestaciones sociales e indemnizaciones	20.925.712	0	0	0	0	20.925.712
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	14.899.322	0	0	0	0	14.899.322
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	5.006.160	0	0	0	0	5.006.160
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	916.873	0	0	0	0	916.873
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	103.357	0	0	0	0	103.357
403	**00**	**00**	**00**	**Servicios no personales**	**16.944.696**	**0**	**0**	**0**	**0**	**16.944.696**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	6.259.193	0	0	0	0	6.259.193
403	08	03	00	Comisiones y gastos de adquisición de seguros	6.259.193	0	0	0	0	6.259.193
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.250.000	0	0	0	0	2.250.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.250.000	0	0	0	0	2.250.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	4.000.000	0	0	0	0	4.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	4.000.000	0	0	0	0	4.000.000
403	18	00	00	Impuestos indirectos	1.815.503	0	0	0	0	1.815.503
403	18	01	00	Impuesto al valor agregado	1.815.503	0	0	0	0	1.815.503
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	620.000	0	0	0	0	620.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	620.000	0	0	0	0	620.000
403	99	00	00	Otros servicios no personales	2.000.000	0	0	0	0	2.000.000
403	99	01	00	Otros servicios no personales	2.000.000	0	0	0	0	2.000.000
				Totales	**252.702.172**	**0**	**0**	**0**	**0**	**252.702.172**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**38.457.994**	0	0	0	0	**38.457.994**
402	01	00	00	Productos alimenticios y agropecuarios	2.539.526	0	0	0	0	2.539.526
402	01	01	00	Alimentos y bebidas para personas	2.539.526	0	0	0	0	2.539.526
402	03	00	00	Textiles y vestuarios	939.908	0	0	0	0	939.908
402	03	02	00	Prendas de vestir	939.908	0	0	0	0	939.908
402	04	00	00	Productos de cuero y caucho	1.202.020	0	0	0	0	1.202.020
402	04	03	00	Cauchos y tripas para vehículos	1.202.020	0	0	0	0	1.202.020
402	05	00	00	Productos de papel, cartón e impresos	6.305.965	0	0	0	0	6.305.965
402	05	01	00	Pulpa de madera, papel y cartón	2.670.000	0	0	0	0	2.670.000
402	05	03	00	Productos de papel y cartón para oficina	3.139.258	0	0	0	0	3.139.258
402	05	04	00	Libros, revistas y periódicos	211.274	0	0	0	0	211.274
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	285.433	0	0	0	0	285.433
402	06	00	00	Productos químicos y derivados	2.490.611	0	0	0	0	2.490.611
402	06	03	00	Tintas, pinturas y colorantes	788.030	0	0	0	0	788.030
402	06	04	00	Productos farmacéuticos y medicamentos	146.093	0	0	0	0	146.093
402	06	06	00	Combustibles y lubricantes	517.878	0	0	0	0	517.878
402	06	08	00	Productos plásticos	1.038.610	0	0	0	0	1.038.610
402	08	00	00	Productos metálicos	4.045.009	0	0	0	0	4.045.009
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.550.324	0	0	0	0	1.550.324
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.494.685	0	0	0	0	2.494.685
402	10	00	00	Productos varios y útiles diversos	20.210.036	0	0	0	0	20.210.036
402	10	02	00	Materiales y útiles de limpieza y aseo	1.306.157	0	0	0	0	1.306.157
402	10	03	00	Utensilios de cocina y comedor	195.773	0	0	0	0	195.773
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.715.935	0	0	0	0	2.715.935
402	10	06	00	Condecoraciones, ofrendas y similares	979.290	0	0	0	0	979.290
402	10	07	00	Productos de seguridad en el trabajo	2.515.266	0	0	0	0	2.515.266
402	10	08	00	Materiales para equipos de computación	9.460.152	0	0	0	0	9.460.152
402	10	11	00	Materiales eléctricos	1.790.196	0	0	0	0	1.790.196
402	10	12	00	Materiales para instalaciones sanitarias	723.927	0	0	0	0	723.927
402	10	99	00	Otros productos y útiles diversos	523.340	0	0	0	0	523.340
402	99	00	00	Otros materiales y suministros	724.919	0	0	0	0	724.919
402	99	01	00	Otros materiales y suministros	724.919	0	0	0	0	724.919
403	00	00	00	**Servicios no personales**	**63.065.639**	0	0	0	0	**63.065.639**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO **ACCIÓN CENTRALIZADA:** 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	01	00	00	Alquileres de inmuebles	12.200.000	0	0	0	0	12.200.000
403	01	01	00	Alquileres de edificios y locales	12.200.000	0	0	0	0	12.200.000
403	02	00	00	Alquileres de maquinaria y equipos	1.550.892	0	0	0	0	1.550.892
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.550.892	0	0	0	0	1.550.892
403	04	00	00	Servicios básicos	15.772.406	0	0	0	0	15.772.406
403	04	01	00	Electricidad	27.326	0	0	0	0	27.326
403	04	03	00	Agua	9.879	0	0	0	0	9.879
403	04	04	00	Teléfonos	12.326.299	0	0	0	0	12.326.299
403	04	04	01	Servicios de telefonía prestados por organismos públicos	6.342.676	0	0	0	0	6.342.676
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	5.983.623	0	0	0	0	5.983.623
403	04	05	00	Servicio de comunicaciones	2.405.702	0	0	0	0	2.405.702
403	04	06	00	Servicio de aseo urbano y domiciliario	3.200	0	0	0	0	3.200
403	04	07	00	Servicio de condominio	1.000.000	0	0	0	0	1.000.000
403	06	00	00	Servicios de transporte y almacenaje	668.191	0	0	0	0	668.191
403	06	01	00	Fletes y embalajes	478.975	0	0	0	0	478.975
403	06	03	00	Estacionamiento	189.216	0	0	0	0	189.216
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.756.812	0	0	0	0	2.756.812
403	07	01	00	Publicidad y propaganda	540.000	0	0	0	0	540.000
403	07	02	00	Imprenta y reproducción	402.672	0	0	0	0	402.672
403	07	03	00	Relaciones sociales	1.296.000	0	0	0	0	1.296.000
403	07	04	00	Avisos	518.140	0	0	0	0	518.140
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.455.461	0	0	0	0	3.455.461
403	08	01	00	Primas y gastos de seguros	3.438.963	0	0	0	0	3.438.963
403	08	02	00	Comisiones y gastos bancarios	16.498	0	0	0	0	16.498
403	09	00	00	Viáticos y pasajes	8.305.692	0	0	0	0	8.305.692
403	09	01	00	Viáticos y pasajes dentro del país	4.245.404	0	0	0	0	4.245.404
403	09	02	00	Viáticos y pasajes fuera del país	4.060.288	0	0	0	0	4.060.288
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.473.183	0	0	0	0	2.473.183
403	10	11	00	Servicios para la elaboración y suministro de comida	1.075.983	0	0	0	0	1.075.983
403	10	99	00	Otros servicios profesionales y técnicos	1.397.200	0	0	0	0	1.397.200
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.629.600	0	0	0	0	2.629.600
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.129.600	0	0	0	0	2.129.600
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos	500.000	0	0	0	0	500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				de oficina y alojamiento						
403	18	00	00	Impuestos indirectos	12.694.491	0	0	0	0	12.694.491
403	18	01	00	Impuesto al valor agregado	12.694.491	0	0	0	0	12.694.491
403	99	00	00	Otros servicios no personales	558.911	0	0	0	0	558.911
403	99	01	00	Otros servicios no personales	558.911	0	0	0	0	558.911
404	**00**	**00**	**00**	**Activos reales**	**16.958.284**	**0**	**0**	**0**	**0**	**16.958.284**
404	04	00	00	Equipos de transporte, tracción y elevación	5.260.141	0	0	0	0	5.260.141
404	04	01	00	Vehículos automotores terrestres	5.260.141	0	0	0	0	5.260.141
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.783.988	0	0	0	0	1.783.988
404	05	01	00	Equipos de telecomunicaciones	1.783.988	0	0	0	0	1.783.988
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	743.347	0	0	0	0	743.347
404	07	02	00	Equipos de enseñanza, deporte y recreación	743.347	0	0	0	0	743.347
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.970.808	0	0	0	0	7.970.808
404	09	01	00	Mobiliario y equipos de oficina	3.121.414	0	0	0	0	3.121.414
404	09	02	00	Equipos de computación	3.347.899	0	0	0	0	3.347.899
404	09	03	00	Mobiliario y equipos de alojamiento	1.501.495	0	0	0	0	1.501.495
404	99	00	00	Otros activos reales	1.200.000	0	0	0	0	1.200.000
404	99	01	00	Otros activos reales	1.200.000	0	0	0	0	1.200.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**784.157.942**	**0**	**0**	**0**	**0**	**784.157.942**
407	01	00	00	Transferencias y donaciones corrientes internas	784.157.942	0	0	0	0	784.157.942
407	01	02	00	Donaciones corrientes internas al sector privado	3.907.138	0	0	0	0	3.907.138
407	01	02	01	Donaciones corrientes a personas	3.907.138	0	0	0	0	3.907.138
407	01	03	00	Transferencias corrientes internas al sector público	780.250.804	0	0	0	0	780.250.804
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	695.164.082	0	0	0	0	695.164.082
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	85.086.722	0	0	0	0	85.086.722
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.203.661**	**0**	**0**	**0**	**0**	**2.203.661**
411	11	00	00	Obligaciones de ejercicios anteriores	2.203.661	0	0	0	0	2.203.661
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.500.000	0	0	0	0	1.500.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	703.661	0	0	0	0	703.661
				Totales	**904.843.520**	**0**	**0**	**0**	**0**	**904.843.520**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**780.250.804**	**0**	**0**	**0**	**0**	**780.250.804**
407	01	00	00	Transferencias y donaciones corrientes internas	780.250.804	0	0	0	0	780.250.804
407	01	03	00	Transferencias corrientes internas al sector público	780.250.804	0	0	0	0	780.250.804
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	695.164.082	0	0	0	0	695.164.082
				- A0456 Fundación Misión Madres del Barrio Josefa Joaquina Sánchez	337.700.462	0	0	0	0	337.700.462
				- A0936 Instituto Nacional de la Mujer (INAMUJER)	357.463.620	0	0	0	0	357.463.620
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	85.086.722	0	0	0	0	85.086.722
				- A0718 Banco de Desarrollo de la Mujer, C.A. (BANMUJER)	85.086.722	0	0	0	0	85.086.722
				Totales	**780.250.804**	**0**	**0**	**0**	**0**	**780.250.804**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 580002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**38.457.994**	**0**	**0**	**0**	**0**	**38.457.994**
402	01	00	00	Productos alimenticios y agropecuarios	2.539.526	0	0	0	0	2.539.526
402	01	01	00	Alimentos y bebidas para personas	2.539.526	0	0	0	0	2.539.526
402	03	00	00	Textiles y vestuarios	939.908	0	0	0	0	939.908
402	03	02	00	Prendas de vestir	939.908	0	0	0	0	939.908
402	04	00	00	Productos de cuero y caucho	1.202.020	0	0	0	0	1.202.020
402	04	03	00	Cauchos y tripas para vehículos	1.202.020	0	0	0	0	1.202.020
402	05	00	00	Productos de papel, cartón e impresos	6.305.965	0	0	0	0	6.305.965
402	05	01	00	Pulpa de madera, papel y cartón	2.670.000	0	0	0	0	2.670.000
402	05	03	00	Productos de papel y cartón para oficina	3.139.258	0	0	0	0	3.139.258
402	05	04	00	Libros, revistas y periódicos	211.274	0	0	0	0	211.274
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	285.433	0	0	0	0	285.433
402	06	00	00	Productos químicos y derivados	2.490.611	0	0	0	0	2.490.611
402	06	03	00	Tintas, pinturas y colorantes	788.030	0	0	0	0	788.030
402	06	04	00	Productos farmacéuticos y medicamentos	146.093	0	0	0	0	146.093
402	06	06	00	Combustibles y lubricantes	517.878	0	0	0	0	517.878
402	06	08	00	Productos plásticos	1.038.610	0	0	0	0	1.038.610
402	08	00	00	Productos metálicos	4.045.009	0	0	0	0	4.045.009
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.550.324	0	0	0	0	1.550.324
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.494.685	0	0	0	0	2.494.685
402	10	00	00	Productos varios y útiles diversos	20.210.036	0	0	0	0	20.210.036
402	10	02	00	Materiales y útiles de limpieza y aseo	1.306.157	0	0	0	0	1.306.157
402	10	03	00	Utensilios de cocina y comedor	195.773	0	0	0	0	195.773
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.715.935	0	0	0	0	2.715.935
402	10	06	00	Condecoraciones, ofrendas y similares	979.290	0	0	0	0	979.290
402	10	07	00	Productos de seguridad en el trabajo	2.515.266	0	0	0	0	2.515.266
402	10	08	00	Materiales para equipos de computación	9.460.152	0	0	0	0	9.460.152
402	10	11	00	Materiales eléctricos	1.790.196	0	0	0	0	1.790.196

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 580002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	723.927	0	0	0	0	723.927
402	10	99	00	Otros productos y útiles diversos	523.340	0	0	0	0	523.340
402	99	00	00	Otros materiales y suministros	724.919	0	0	0	0	724.919
402	99	01	00	Otros materiales y suministros	724.919	0	0	0	0	724.919
403	**00**	**00**	**00**	**Servicios no personales**	**63.065.639**	**0**	**0**	**0**	**0**	**63.065.639**
403	01	00	00	Alquileres de inmuebles	12.200.000	0	0	0	0	12.200.000
403	01	01	00	Alquileres de edificios y locales	12.200.000	0	0	0	0	12.200.000
403	02	00	00	Alquileres de maquinaria y equipos	1.550.892	0	0	0	0	1.550.892
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.550.892	0	0	0	0	1.550.892
403	04	00	00	Servicios básicos	15.772.406	0	0	0	0	15.772.406
403	04	01	00	Electricidad	27.326	0	0	0	0	27.326
403	04	03	00	Agua	9.879	0	0	0	0	9.879
403	04	04	00	Teléfonos	12.326.299	0	0	0	0	12.326.299
403	04	04	01	Servicios de telefonía prestados por organismos públicos	6.342.676	0	0	0	0	6.342.676
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	5.983.623	0	0	0	0	5.983.623
403	04	05	00	Servicio de comunicaciones	2.405.702	0	0	0	0	2.405.702
403	04	06	00	Servicio de aseo urbano y domiciliario	3.200	0	0	0	0	3.200
403	04	07	00	Servicio de condominio	1.000.000	0	0	0	0	1.000.000
403	06	00	00	Servicios de transporte y almacenaje	668.191	0	0	0	0	668.191
403	06	01	00	Fletes y embalajes	478.975	0	0	0	0	478.975
403	06	03	00	Estacionamiento	189.216	0	0	0	0	189.216
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.756.812	0	0	0	0	2.756.812
403	07	01	00	Publicidad y propaganda	540.000	0	0	0	0	540.000
403	07	02	00	Imprenta y reproducción	402.672	0	0	0	0	402.672
403	07	03	00	Relaciones sociales	1.296.000	0	0	0	0	1.296.000
403	07	04	00	Avisos	518.140	0	0	0	0	518.140
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.455.461	0	0	0	0	3.455.461
403	08	01	00	Primas y gastos de seguros	3.438.963	0	0	0	0	3.438.963

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 580002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	08	02	00	Comisiones y gastos bancarios	16.498	0	0	0	0	16.498
403	09	00	00	Viáticos y pasajes	8.305.692	0	0	0	0	8.305.692
403	09	01	00	Viáticos y pasajes dentro del país	4.245.404	0	0	0	0	4.245.404
403	09	02	00	Viáticos y pasajes fuera del país	4.060.288	0	0	0	0	4.060.288
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.473.183	0	0	0	0	2.473.183
403	10	11	00	Servicios para la elaboración y suministro de comida	1.075.983	0	0	0	0	1.075.983
403	10	99	00	Otros servicios profesionales y técnicos	1.397.200	0	0	0	0	1.397.200
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.629.600	0	0	0	0	2.629.600
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.129.600	0	0	0	0	2.129.600
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	500.000
403	18	00	00	Impuestos indirectos	12.694.491	0	0	0	0	12.694.491
403	18	01	00	Impuesto al valor agregado	12.694.491	0	0	0	0	12.694.491
403	99	00	00	Otros servicios no personales	558.911	0	0	0	0	558.911
403	99	01	00	Otros servicios no personales	558.911	0	0	0	0	558.911
404	**00**	**00**	**00**	**Activos reales**	**16.958.284**	**0**	**0**	**0**	**0**	**16.958.284**
404	04	00	00	Equipos de transporte, tracción y elevación	5.260.141	0	0	0	0	5.260.141
404	04	01	00	Vehículos automotores terrestres	5.260.141	0	0	0	0	5.260.141
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.783.988	0	0	0	0	1.783.988
404	05	01	00	Equipos de telecomunicaciones	1.783.988	0	0	0	0	1.783.988
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	743.347	0	0	0	0	743.347
404	07	02	00	Equipos de enseñanza, deporte y recreación	743.347	0	0	0	0	743.347
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.970.808	0	0	0	0	7.970.808
404	09	01	00	Mobiliario y equipos de oficina	3.121.414	0	0	0	0	3.121.414
404	09	02	00	Equipos de computación	3.347.899	0	0	0	0	3.347.899
404	09	03	00	Mobiliario y equipos de alojamiento	1.501.495	0	0	0	0	1.501.495
404	99	00	00	Otros activos reales	1.200.000	0	0	0	0	1.200.000
404	99	01	00	Otros activos reales	1.200.000	0	0	0	0	1.200.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.203.661**	**0**	**0**	**0**	**0**	**2.203.661**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 580002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
411	11	00	00	Obligaciones de ejercicios anteriores	2.203.661	0	0	0	0	2.203.661
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.500.000	0	0	0	0	1.500.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	703.661	0	0	0	0	703.661
				Totales	**120.685.578**	**0**	**0**	**0**	**0**	**120.685.578**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 580002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.907.138**	**0**	**0**	**0**	**0**	**3.907.138**
407	01	00	00	Transferencias y donaciones corrientes internas	3.907.138	0	0	0	0	3.907.138
407	01	02	00	Donaciones corrientes internas al sector privado	3.907.138	0	0	0	0	3.907.138
407	01	02	01	Donaciones corrientes a personas	3.907.138	0	0	0	0	3.907.138
				Totales	**3.907.138**	**0**	**0**	**0**	**0**	**3.907.138**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 580002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**780.250.804**	**0**	**0**	**0**	**0**	**780.250.804**
407	01	00	00	Transferencias y donaciones corrientes internas	780.250.804	0	0	0	0	780.250.804
407	01	03	00	Transferencias corrientes internas al sector público	780.250.804	0	0	0	0	780.250.804
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	695.164.082	0	0	0	0	695.164.082
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	85.086.722	0	0	0	0	85.086.722
				Totales	**780.250.804**	**0**	**0**	**0**	**0**	**780.250.804**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO **ACCIÓN CENTRALIZADA:** 580003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.066.122**	**0**	**0**	**0**	**0**	**1.066.122**
407	01	00	00	Transferencias y donaciones corrientes internas	1.066.122	0	0	0	0	1.066.122
407	01	01	00	Transferencias corrientes internas al sector privado	1.066.122	0	0	0	0	1.066.122
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	564.720	0	0	0	0	564.720
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	141.180	0	0	0	0	141.180
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	56.472	0	0	0	0	56.472
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	141.750	0	0	0	0	141.750
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	162.000	0	0	0	0	162.000
				Totales	**1.066.122**	**0**	**0**	**0**	**0**	**1.066.122**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS **58 - 88**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 580003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.066.122**	**0**	**0**	**0**	**0**	**1.066.122**
407	01	00	00	Transferencias y donaciones corrientes internas	1.066.122	0	0	0	0	1.066.122
407	01	01	00	Transferencias corrientes internas al sector privado	1.066.122	0	0	0	0	1.066.122
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	564.720	0	0	0	0	564.720
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	141.180	0	0	0	0	141.180
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	56.472	0	0	0	0	56.472
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	141.750	0	0	0	0	141.750
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	162.000	0	0	0	0	162.000
				Totales	**1.066.122**	**0**	**0**	**0**	**0**	**1.066.122**

Exhibit C to the Annual Report on Form 18-K of the Bolivarian Republic of Venezuela

2016 Annual Budget Vol. 4 of 8

59

Ministerio del Poder Popular para la Energía Eléctrica

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.475.812.086**	**0**	**0**	**0**	**0**	**2.475.812.086**
401	01	00	00	Sueldos, salarios y otras retribuciones	497.393.752	0	0	0	0	497.393.752
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	126.611.114	0	0	0	0	126.611.114
401	01	03	00	Suplencias a empleados	250.000	0	0	0	0	250.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	27.590.016	0	0	0	0	27.590.016
401	01	13	00	Suplencias a obreros	250.000	0	0	0	0	250.000
401	01	18	00	Remuneraciones al personal contratado	86.111.432	0	0	0	0	86.111.432
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	53.590.764	0	0	0	0	53.590.764
401	01	18	02	Remuneraciones por honorarios profesionales	32.520.668	0	0	0	0	32.520.668
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.163.720	0	0	0	0	1.163.720
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	311.676	0	0	0	0	311.676
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.209.312	0	0	0	0	1.209.312
401	01	99	00	Otras retribuciones	253.896.482	0	0	0	0	253.896.482
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	25.092.042	0	0	0	0	25.092.042
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	16.859.454	0	0	0	0	16.859.454
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	8.232.588	0	0	0	0	8.232.588
401	03	00	00	Primas	41.880.524	0	0	0	0	41.880.524
401	03	02	00	Primas de transporte a empleados	1.100.000	0	0	0	0	1.100.000
401	03	08	00	Primas de profesionalización a empleados	15.193.740	0	0	0	0	15.193.740
401	03	09	00	Primas por antigüedad a empleados	14.802.900	0	0	0	0	14.802.900
401	03	17	00	Primas de transporte a obreros	1.800.000	0	0	0	0	1.800.000
401	03	21	00	Primas por antigüedad a obreros	4.715.400	0	0	0	0	4.715.400
401	03	22	00	Primas de profesionalización a obreros	3.310.884	0	0	0	0	3.310.884
401	03	37	00	Primas de transporte al personal contratado	900.000	0	0	0	0	900.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	57.600	0	0	0	0	57.600
401	04	00	00	Complementos de sueldos y salarios	690.730.889	0	0	0	0	690.730.889
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	420.000	0	0	0	0	420.000
401	04	02	00	Complemento a empleados por trabajo nocturno	420.000	0	0	0	0	420.000
401	04	06	00	Complemento a empleados por comisión de servicios	3.950.000	0	0	0	0	3.950.000
401	04	08	00	Bono compensatorio de alimentación a empleados	46.847.550	0	0	0	0	46.847.550
401	04	10	00	Complemento a empleados por días feriados	420.000	0	0	0	0	420.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.150.000	0	0	0	0	1.150.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.150.000	0	0	0	0	1.150.000
401	04	18	00	Bono compensatorio de alimentación a obreros	16.294.800	0	0	0	0	16.294.800
401	04	20	00	Complemento a obreros por días feriados	1.250.000	0	0	0	0	1.250.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.150.000	0	0	0	0	1.150.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	16.515.000	0	0	0	0	16.515.000
401	04	28	00	Complemento al personal contratado por días feriados	1.150.000	0	0	0	0	1.150.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	55.050	0	0	0	0	55.050
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	200.000	0	0	0	0	200.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	220.200	0	0	0	0	220.200
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	311.676	0	0	0	0	311.676
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.266.912	0	0	0	0	1.266.912
401	04	96	00	Otros complementos a empleados	514.792.111	0	0	0	0	514.792.111
401	04	97	00	Otros complementos a obreros	47.440.414	0	0	0	0	47.440.414
401	04	98	00	Otros complementos al personal contratado	35.727.176	0	0	0	0	35.727.176
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	242.516.438	0	0	0	0	242.516.438
401	05	01	00	Aguinaldos a empleados	109.927.304	0	0	0	0	109.927.304
401	05	03	00	Bono vacacional a empleados	57.492.285	0	0	0	0	57.492.285
401	05	04	00	Aguinaldos a obreros	28.686.567	0	0	0	0	28.686.567
401	05	06	00	Bono vacacional a obreros	13.611.187	0	0	0	0	13.611.187
401	05	07	00	Aguinaldos al personal contratado	21.666.006	0	0	0	0	21.666.006
401	05	08	00	Bono vacacional al personal contratado	10.459.503	0	0	0	0	10.459.503
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	86.577	0	0	0	0	86.577
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	43.289	0	0	0	0	43.289
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	354.560	0	0	0	0	354.560
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	189.160	0	0	0	0	189.160
401	06	00	00	Aportes patronales y legales	99.800.193	0	0	0	0	99.800.193
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	26.600.430	0	0	0	0	26.600.430
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	17.902.120	0	0	0	0	17.902.120
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.758.856	0	0	0	0	7.758.856

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	14.133.435	0	0	0	0	14.133.435
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	7.526.910	0	0	0	0	7.526.910
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	4.647.738	0	0	0	0	4.647.738
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.256.841	0	0	0	0	2.256.841
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.672.281	0	0	0	0	3.672.281
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	6.528.925	0	0	0	0	6.528.925
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.794.494	0	0	0	0	2.794.494
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	2.060.373	0	0	0	0	2.060.373
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	31.062	0	0	0	0	31.062
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	20.008	0	0	0	0	20.008
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	15.071	0	0	0	0	15.071
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	9.135	0	0	0	0	9.135
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	125.616	0	0	0	0	125.616
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	81.700	0	0	0	0	81.700
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	61.564	0	0	0	0	61.564
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	36.828	0	0	0	0	36.828
401	06	95	00	Otros aportes legales por personal contratado	3.536.806	0	0	0	0	3.536.806
401	07	00	00	Asistencia socio-económica	674.798.743	0	0	0	0	674.798.743
401	07	01	00	Capacitación y adiestramiento a empleados	1.272.000	0	0	0	0	1.272.000
401	07	02	00	Becas a empleados	11.145.600	0	0	0	0	11.145.600
401	07	03	00	Ayudas por matrimonio a empleados	405.600	0	0	0	0	405.600
401	07	04	00	Ayudas por nacimiento de hijos a empleados	577.200	0	0	0	0	577.200
401	07	05	00	Ayudas por defunción a empleados	288.600	0	0	0	0	288.600
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.150.000	0	0	0	0	1.150.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	255.789.827	0	0	0	0	255.789.827
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	95.936.500	0	0	0	0	95.936.500
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.995.500	0	0	0	0	5.995.500
401	07	10	00	Dotación de uniformes a empleados	4.340.000	0	0	0	0	4.340.000

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.635.000	0	0	0	0	3.635.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	5.321.250	0	0	0	0	5.321.250
401	07	17	00	Capacitación y adiestramiento a obreros	948.000	0	0	0	0	948.000
401	07	18	00	Becas a obreros	10.141.200	0	0	0	0	10.141.200
401	07	19	00	Ayudas por matrimonio de obreros	163.800	0	0	0	0	163.800
401	07	20	00	Ayudas por nacimiento de hijos de obreros	234.000	0	0	0	0	234.000
401	07	21	00	Ayudas por defunción a obreros	117.000	0	0	0	0	117.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	650.000	0	0	0	0	650.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	66.079.830	0	0	0	0	66.079.830
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	45.147.500	0	0	0	0	45.147.500
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	4.746.000	0	0	0	0	4.746.000
401	07	26	00	Dotación de uniformes a obreros	17.773.000	0	0	0	0	17.773.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.925.000	0	0	0	0	1.925.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	3.943.500	0	0	0	0	3.943.500
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	15.600	0	0	0	0	15.600
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	15.600	0	0	0	0	15.600
401	07	55	00	Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular	15.600	0	0	0	0	15.600
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	650.000	0	0	0	0	650.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	241.408	0	0	0	0	241.408
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	223.108	0	0	0	0	223.108
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	15.600	0	0	0	0	15.600
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	15.600	0	0	0	0	15.600
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	15.600	0	0	0	0	15.600
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	650.000	0	0	0	0	650.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	986.804	0	0	0	0	986.804
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	892.432	0	0	0	0	892.432
401	07	74	00	Capacitación y adiestramiento al personal contratado	948.000	0	0	0	0	948.000
401	07	75	00	Becas al personal contratado	2.430.000	0	0	0	0	2.430.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	76	00	Ayudas por matrimonio al personal contratado	210.600	0	0	0	0	210.600
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	296.400	0	0	0	0	296.400
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	650.000	0	0	0	0	650.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	50.929.302	0	0	0	0	50.929.302
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	59.391.000	0	0	0	0	59.391.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	2.131.500	0	0	0	0	2.131.500
401	07	83	00	Dotación de uniformes al personal contratado	12.582.182	0	0	0	0	12.582.182
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.605.000	0	0	0	0	1.605.000
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	2.161.500	0	0	0	0	2.161.500
401	08	00	00	Prestaciones sociales e indemnizaciones	203.599.505	0	0	0	0	203.599.505
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	140.277.443	0	0	0	0	140.277.443
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	37.259.574	0	0	0	0	37.259.574
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	25.399.756	0	0	0	0	25.399.756
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	130.156	0	0	0	0	130.156
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	532.576	0	0	0	0	532.576
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.005.788.456**	**0**	**0**	**0**	**0**	**1.005.788.456**
402	01	00	00	Productos alimenticios y agropecuarios	128.327.970	0	0	0	0	128.327.970
402	01	01	00	Alimentos y bebidas para personas	128.253.970	0	0	0	0	128.253.970
402	01	03	00	Productos agrícolas y pecuarios	74.000	0	0	0	0	74.000
402	02	00	00	Productos de minas, canteras y yacimientos	544.000	0	0	0	0	544.000
402	02	04	00	Mineral no ferroso	302.500	0	0	0	0	302.500
402	02	05	00	Piedra, arcilla, arena y tierra	241.500	0	0	0	0	241.500
402	03	00	00	Textiles y vestuarios	45.200.710	0	0	0	0	45.200.710
402	03	01	00	Textiles	4.990.430	0	0	0	0	4.990.430
402	03	02	00	Prendas de vestir	37.557.000	0	0	0	0	37.557.000
402	03	03	00	Calzados	2.653.280	0	0	0	0	2.653.280
402	04	00	00	Productos de cuero y caucho	10.609.126	0	0	0	0	10.609.126
402	04	01	00	Cueros y pieles	200.000	0	0	0	0	200.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	80.000	0	0	0	0	80.000
402	04	03	00	Cauchos y tripas para vehículos	10.329.126	0	0	0	0	10.329.126

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	342.498.470	0	0	0	0	342.498.470
402	05	01	00	Pulpa de madera, papel y cartón	45.909.780	0	0	0	0	45.909.780
402	05	02	00	Envases y cajas de papel y cartón	40.574.042	0	0	0	0	40.574.042
402	05	03	00	Productos de papel y cartón para oficina	187.833.216	0	0	0	0	187.833.216
402	05	04	00	Libros, revistas y periódicos	11.233.026	0	0	0	0	11.233.026
402	05	05	00	Material de enseñanza	1.348.306	0	0	0	0	1.348.306
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	55.600.100	0	0	0	0	55.600.100
402	06	00	00	Productos químicos y derivados	47.341.897	0	0	0	0	47.341.897
402	06	01	00	Sustancias químicas y de uso industrial	1.365.000	0	0	0	0	1.365.000
402	06	02	00	Abonos, plaguicidas y otros	498.360	0	0	0	0	498.360
402	06	03	00	Tintas, pinturas y colorantes	12.585.385	0	0	0	0	12.585.385
402	06	04	00	Productos farmacéuticos y medicamentos	6.500.000	0	0	0	0	6.500.000
402	06	05	00	Productos de tocador	204.736	0	0	0	0	204.736
402	06	06	00	Combustibles y lubricantes	2.546.480	0	0	0	0	2.546.480
402	06	08	00	Productos plásticos	23.641.936	0	0	0	0	23.641.936
402	07	00	00	Productos minerales no metálicos	392.000	0	0	0	0	392.000
402	07	01	00	Productos de barro, loza y porcelana	150.000	0	0	0	0	150.000
402	07	02	00	Vidrios y productos de vidrio	60.000	0	0	0	0	60.000
402	07	04	00	Cemento, cal y yeso	182.000	0	0	0	0	182.000
402	08	00	00	Productos metálicos	42.439.227	0	0	0	0	42.439.227
402	08	01	00	Productos primarios de hierro y acero	170.000	0	0	0	0	170.000
402	08	02	00	Productos de metales no ferrosos	1.700.000	0	0	0	0	1.700.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	21.461.142	0	0	0	0	21.461.142
402	08	07	00	Material de señalamiento	54.960	0	0	0	0	54.960
402	08	09	00	Repuestos y accesorios para equipos de transporte	696.125	0	0	0	0	696.125
402	08	10	00	Repuestos y accesorios para otros equipos	18.357.000	0	0	0	0	18.357.000
402	09	00	00	Productos de madera	4.430.448	0	0	0	0	4.430.448
402	09	02	00	Muebles y accesorios de madera para edificaciones	4.430.448	0	0	0	0	4.430.448
402	10	00	00	Productos varios y útiles diversos	383.477.888	0	0	0	0	383.477.888
402	10	01	00	Artículos de deporte, recreación y juguetes	4.467.206	0	0	0	0	4.467.206
402	10	02	00	Materiales y útiles de limpieza y aseo	944.864	0	0	0	0	944.864

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	03	00	Utensilios de cocina y comedor	603.000	0	0	0	0	603.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	8.500.000	0	0	0	0	8.500.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	192.847.926	0	0	0	0	192.847.926
402	10	06	00	Condecoraciones, ofrendas y similares	3.303.200	0	0	0	0	3.303.200
402	10	07	00	Productos de seguridad en el trabajo	35.790.814	0	0	0	0	35.790.814
402	10	08	00	Materiales para equipos de computación	75.382.303	0	0	0	0	75.382.303
402	10	11	00	Materiales eléctricos	38.327.655	0	0	0	0	38.327.655
402	10	12	00	Materiales para instalaciones sanitarias	20.695.970	0	0	0	0	20.695.970
402	10	99	00	Otros productos y útiles diversos	2.614.950	0	0	0	0	2.614.950
402	99	00	00	Otros materiales y suministros	526.720	0	0	0	0	526.720
402	99	01	00	Otros materiales y suministros	526.720	0	0	0	0	526.720
403	**00**	**00**	**00**	**Servicios no personales**	**2.052.582.699**	**0**	**0**	**0**	**0**	**2.052.582.699**
403	01	00	00	Alquileres de inmuebles	36.761.600	0	0	0	0	36.761.600
403	01	01	00	Alquileres de edificios y locales	35.781.600	0	0	0	0	35.781.600
403	01	02	00	Alquileres de instalaciones culturales y recreativas	980.000	0	0	0	0	980.000
403	02	00	00	Alquileres de maquinaria y equipos	44.901.771	0	0	0	0	44.901.771
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	39.014.200	0	0	0	0	39.014.200
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	5.367.571	0	0	0	0	5.367.571
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	520.000	0	0	0	0	520.000
403	03	00	00	Derechos sobre bienes intangibles	42.000	0	0	0	0	42.000
403	03	03	00	Paquetes y programas de computación	42.000	0	0	0	0	42.000
403	04	00	00	Servicios básicos	6.758.000	0	0	0	0	6.758.000
403	04	01	00	Electricidad	408.000	0	0	0	0	408.000
403	04	03	00	Agua	170.000	0	0	0	0	170.000
403	04	04	00	Teléfonos	3.600.000	0	0	0	0	3.600.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	2.400.000	0	0	0	0	2.400.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.200.000	0	0	0	0	1.200.000
403	04	05	00	Servicio de comunicaciones	300.000	0	0	0	0	300.000
403	04	06	00	Servicio de aseo urbano y domiciliario	1.620.000	0	0	0	0	1.620.000
403	04	07	00	Servicio de condominio	660.000	0	0	0	0	660.000
403	06	00	00	Servicios de transporte y almacenaje	9.272.748	0	0	0	0	9.272.748

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	01	00	Fletes y embalajes	6.601.600	0	0	0	0	6.601.600
403	06	02	00	Almacenaje	2.400.000	0	0	0	0	2.400.000
403	06	03	00	Estacionamiento	79.584	0	0	0	0	79.584
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	191.564	0	0	0	0	191.564
403	07	00	00	Servicios de información, impresión y relaciones públicas	412.849.016	0	0	0	0	412.849.016
403	07	01	00	Publicidad y propaganda	125.100.000	0	0	0	0	125.100.000
403	07	02	00	Imprenta y reproducción	154.814.282	0	0	0	0	154.814.282
403	07	03	00	Relaciones sociales	127.933.000	0	0	0	0	127.933.000
403	07	04	00	Avisos	5.001.734	0	0	0	0	5.001.734
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	52.537.769	0	0	0	0	52.537.769
403	08	01	00	Primas y gastos de seguros	52.237.109	0	0	0	0	52.237.109
403	08	02	00	Comisiones y gastos bancarios	300.660	0	0	0	0	300.660
403	09	00	00	Viáticos y pasajes	500.925.010	0	0	0	0	500.925.010
403	09	01	00	Viáticos y pasajes dentro del país	456.478.894	0	0	0	0	456.478.894
403	09	02	00	Viáticos y pasajes fuera del país	44.446.116	0	0	0	0	44.446.116
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	399.884.412	0	0	0	0	399.884.412
403	10	01	00	Servicios jurídicos	3.841.920	0	0	0	0	3.841.920
403	10	03	00	Servicios de procesamiento de datos	144.109.300	0	0	0	0	144.109.300
403	10	04	00	Servicios de ingeniería y arquitectónicos	62.620.000	0	0	0	0	62.620.000
403	10	07	00	Servicios de capacitación y adiestramiento	59.854.000	0	0	0	0	59.854.000
403	10	09	00	Servicios de lavandería y tintorería	692.192	0	0	0	0	692.192
403	10	10	00	Servicios de vigilancia	2.710.000	0	0	0	0	2.710.000
403	10	11	00	Servicios para la elaboración y suministro de comida	29.600.000	0	0	0	0	29.600.000
403	10	99	00	Otros servicios profesionales y técnicos	96.457.000	0	0	0	0	96.457.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	104.744.875	0	0	0	0	104.744.875
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	5.000.000	0	0	0	0	5.000.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	44.715.675	0	0	0	0	44.715.675
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	10.800.000	0	0	0	0	10.800.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	10.000.000	0	0	0	0	10.000.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	500.000	0	0	0	0	500.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	33.729.200	0	0	0	0	33.729.200
403	12	00	00	Conservación y reparaciones menores de obras	31.500.000	0	0	0	0	31.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	31.500.000	0	0	0	0	31.500.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	48.961.095	0	0	0	0	48.961.095
403	16	01	00	Servicios de diversión, esparcimiento y culturales	48.961.095	0	0	0	0	48.961.095
403	18	00	00	Impuestos indirectos	368.236.843	0	0	0	0	368.236.843
403	18	01	00	Impuesto al valor agregado	368.236.843	0	0	0	0	368.236.843
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.947.560	0	0	0	0	2.947.560
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.947.560	0	0	0	0	2.947.560
403	99	00	00	Otros servicios no personales	32.260.000	0	0	0	0	32.260.000
403	99	01	00	Otros servicios no personales	32.260.000	0	0	0	0	32.260.000
404	**00**	**00**	**00**	**Activos reales**	**972.841.510**	**0**	**0**	**0**	**0**	**972.841.510**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	73.881.429	0	0	0	0	73.881.429
404	01	01	00	Repuestos mayores	22.381.429	0	0	0	0	22.381.429
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	15.071.429	0	0	0	0	15.071.429
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	4.000.000	0	0	0	0	4.000.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	810.000	0	0	0	0	810.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	2.500.000	0	0	0	0	2.500.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	51.500.000	0	0	0	0	51.500.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	20.000.000	0	0	0	0	20.000.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	31.500.000	0	0	0	0	31.500.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	412.860.393	0	0	0	0	412.860.393
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	412.860.393	0	0	0	0	412.860.393
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	34.661.000	0	0	0	0	34.661.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	2.022.500	0	0	0	0	2.022.500
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	558.500	0	0	0	0	558.500
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	458.000	0	0	0	0	458.000
404	03	06	00	Maquinaria y equipos de energía	31.450.000	0	0	0	0	31.450.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	172.000	0	0	0	0	172.000
404	04	00	00	Equipos de transporte, tracción y elevación	27.216.000	0	0	0	0	27.216.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	04	01	00	Vehículos automotores terrestres	27.000.000	0	0	0	0	27.000.000
404	04	05	00	Vehículos de tracción no motorizados	36.000	0	0	0	0	36.000
404	04	06	00	Equipos auxiliares de transporte	180.000	0	0	0	0	180.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	114.161.000	0	0	0	0	114.161.000
404	05	01	00	Equipos de telecomunicaciones	114.161.000	0	0	0	0	114.161.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	11.572.800	0	0	0	0	11.572.800
404	07	01	00	Equipos científicos y de laboratorio	697.800	0	0	0	0	697.800
404	07	02	00	Equipos de enseñanza, deporte y recreación	8.150.000	0	0	0	0	8.150.000
404	07	06	00	Instrumentos musicales y equipos de audio	1.725.000	0	0	0	0	1.725.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	1.000.000	0	0	0	0	1.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	278.490.711	0	0	0	0	278.490.711
404	09	01	00	Mobiliario y equipos de oficina	92.711.876	0	0	0	0	92.711.876
404	09	02	00	Equipos de computación	92.249.712	0	0	0	0	92.249.712
404	09	03	00	Mobiliario y equipos de alojamiento	91.029.123	0	0	0	0	91.029.123
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.500.000	0	0	0	0	2.500.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	19.998.177	0	0	0	0	19.998.177
404	11	02	00	Adquisición de edificios e instalaciones	19.998.177	0	0	0	0	19.998.177
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.557.479.194**	**4.420.864.923**	**0**	**0**	**0**	**7.978.344.117**
407	01	00	00	Transferencias y donaciones corrientes internas	3.557.479.194	0	0	0	0	3.557.479.194
407	01	01	00	Transferencias corrientes internas al sector privado	35.210.610	0	0	0	0	35.210.610
407	01	01	01	Pensiones del personal empleado, obrero y militar	2.040.000	0	0	0	0	2.040.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	3.468.000	0	0	0	0	3.468.000
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	990.000	0	0	0	0	990.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	2.508.000	0	0	0	0	2.508.000
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	535.460	0	0	0	0	535.460
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	7.581.000	0	0	0	0	7.581.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	1.734.000	0	0	0	0	1.734.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	3.352.400	0	0	0	0	3.352.400
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	3.212.750	0	0	0	0	3.212.750
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	6.789.000	0	0	0	0	6.789.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	01	73	Subsidios a instituciones benéficas privadas	3.000.000	0	0	0	0	3.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	19.163.379	0	0	0	0	19.163.379
407	01	02	01	Donaciones corrientes a personas	19.163.379	0	0	0	0	19.163.379
407	01	03	00	Transferencias corrientes internas al sector público	3.502.592.555	0	0	0	0	3.502.592.555
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.750.594.383	0	0	0	0	1.750.594.383
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.751.998.172	0	0	0	0	1.751.998.172
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	512.650	0	0	0	0	512.650
407	01	06	01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular	150.000	0	0	0	0	150.000
407	01	06	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	66.000	0	0	0	0	66.000
407	01	06	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	127.600	0	0	0	0	127.600
407	01	06	98	Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	169.050	0	0	0	0	169.050
407	03	00	00	Transferencias y donaciones de capital internas	0	4.420.864.923	0	0	0	4.420.864.923
407	03	03	00	Transferencias de capital internas al sector público	0	4.420.864.923	0	0	0	4.420.864.923
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	4.420.864.923	0	0	0	4.420.864.923
411	**00**	**00**	**00**	**Disminución de pasivos**	**20.000.000**	0	0	0	0	**20.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	20.000.000	0	0	0	0	20.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	20.000.000	0	0	0	0	20.000.000
				Totales	**10.084.503.945**	**4.420.864.923**	0	0	0	**14.505.368.868**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128680 590146000 ARTICULACIÓN SOCIOTERRITORIAL DE LAS ORGANIZACIONES DEL PODER POPULAR EN LAS ACTIVIDADES DEL SISTEMA Y SERVICIO ELÉCTRICO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN DE LAS ORGANIZACIONES DEL PODER POPULAR CON LOS TRABAJADORES Y TRABAJADORAS DEL SERVICIO ELÉCTRICO PARA EL FORTALECIMIENTO DEL MODELO DE GESTIÓN SOCIALISTA

UNIDAD DE MEDIDA: PLAN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN DEL PODER POPULAR **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.199.071**	**0**	**0**	**0**	**0**	**7.199.071**
402	01	00	00	Productos alimenticios y agropecuarios	4.433.225	0	0	0	0	4.433.225
402	01	01	00	Alimentos y bebidas para personas	4.433.225	0	0	0	0	4.433.225
402	03	00	00	Textiles y vestuarios	455.000	0	0	0	0	455.000
402	03	01	00	Textiles	455.000	0	0	0	0	455.000
402	05	00	00	Productos de papel, cartón e impresos	915.551	0	0	0	0	915.551
402	05	02	00	Envases y cajas de papel y cartón	45.186	0	0	0	0	45.186
402	05	03	00	Productos de papel y cartón para oficina	196.913	0	0	0	0	196.913
402	05	04	00	Libros, revistas y periódicos	375.546	0	0	0	0	375.546
402	05	05	00	Material de enseñanza	297.906	0	0	0	0	297.906
402	06	00	00	Productos químicos y derivados	197.945	0	0	0	0	197.945
402	06	03	00	Tintas, pinturas y colorantes	197.945	0	0	0	0	197.945
402	08	00	00	Productos metálicos	15.160	0	0	0	0	15.160
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	15.160	0	0	0	0	15.160
402	10	00	00	Productos varios y útiles diversos	1.182.190	0	0	0	0	1.182.190
402	10	01	00	Artículos de deporte, recreación y juguetes	426.694	0	0	0	0	426.694
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	349.296	0	0	0	0	349.296
402	10	06	00	Condecoraciones, ofrendas y similares	406.200	0	0	0	0	406.200
403	**00**	**00**	**00**	**Servicios no personales**	**9.023.995**	**0**	**0**	**0**	**0**	**9.023.995**
403	01	00	00	Alquileres de inmuebles	168.000	0	0	0	0	168.000
403	01	01	00	Alquileres de edificios y locales	168.000	0	0	0	0	168.000
403	02	00	00	Alquileres de maquinaria y equipos	1.450.000	0	0	0	0	1.450.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.450.000	0	0	0	0	1.450.000
403	06	00	00	Servicios de transporte y almacenaje	14.000	0	0	0	0	14.000
403	06	01	00	Fletes y embalajes	14.000	0	0	0	0	14.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.922.282	0	0	0	0	3.922.282
403	07	02	00	Imprenta y reproducción	1.122.282	0	0	0	0	1.122.282
403	07	03	00	Relaciones sociales	2.800.000	0	0	0	0	2.800.000
403	09	00	00	Viáticos y pasajes	1.101.745	0	0	0	0	1.101.745
403	09	01	00	Viáticos y pasajes dentro del país	1.101.745	0	0	0	0	1.101.745

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128680 590146000 ARTICULACIÓN SOCIOTERRITORIAL DE LAS ORGANIZACIONES DEL PODER POPULAR EN LAS ACTIVIDADES DEL SISTEMA Y SERVICIO ELÉCTRICO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN DE LAS ORGANIZACIONES DEL PODER POPULAR CON LOS TRABAJADORES Y TRABAJADORAS DEL SERVICIO ELÉCTRICO PARA EL FORTALECIMIENTO DEL MODELO DE GESTIÓN SOCIALISTA

UNIDAD DE MEDIDA: PLAN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN DEL PODER POPULAR **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	664.000	0	0	0	0	664.000
403	10	07	00	Servicios de capacitación y adiestramiento	184.000	0	0	0	0	184.000
403	10	99	00	Otros servicios profesionales y técnicos	480.000	0	0	0	0	480.000
403	18	00	00	Impuestos indirectos	1.703.968	0	0	0	0	1.703.968
403	18	01	00	Impuesto al valor agregado	1.703.968	0	0	0	0	1.703.968
				Totales	**16.223.066**	**0**	**0**	**0**	**0**	**16.223.066**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 59 - 14

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128680 590146000 ARTICULACIÓN SOCIOTERRITORIAL DE LAS ORGANIZACIONES DEL PODER POPULAR EN LAS ACTIVIDADES DEL SISTEMA Y SERVICIO ELÉCTRICO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN DE LAS ORGANIZACIONES DEL PODER POPULAR CON LOS TRABAJADORES Y TRABAJADORAS DEL SERVICIO ELÉCTRICO PARA EL FORTALECIMIENTO DEL MODELO DE GESTIÓN SOCIALISTA

UNIDAD DE MEDIDA: PLAN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN DEL PODER POPULAR **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128680 590146000 ARTICULACIÓN SOCIOTERRITORIAL DE LAS ORGANIZACIONES DEL PODER POPULAR EN LAS ACTIVIDADES DEL SISTEMA Y SERVICIO ELÉCTRICO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN DE LAS ORGANIZACIONES DEL PODER POPULAR CON LOS TRABAJADORES Y TRABAJADORAS DEL SERVICIO ELÉCTRICO PARA EL FORTALECIMIENTO DEL MODELO DE GESTIÓN SOCIALISTA

UNIDAD DE MEDIDA: PLAN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN DEL PODER POPULAR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 590146001 IMPULSAR LA GESTIÓN DEL SERVICIO ELÉCTRICO CON LAS ORGANIZACIONES DEL PODER POPULAR Y EL SECTOR ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN DEL PODER POPULAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.614.810**	**0**	**0**	**0**	**0**	**4.614.810**
402	01	00	00	Productos alimenticios y agropecuarios	2.678.911	0	0	0	0	2.678.911
402	01	01	00	Alimentos y bebidas para personas	2.678.911	0	0	0	0	2.678.911
402	05	00	00	Productos de papel, cartón e impresos	828.709	0	0	0	0	828.709
402	05	02	00	Envases y cajas de papel y cartón	45.186	0	0	0	0	45.186
402	05	03	00	Productos de papel y cartón para oficina	196.913	0	0	0	0	196.913
402	05	04	00	Libros, revistas y periódicos	293.205	0	0	0	0	293.205
402	05	05	00	Material de enseñanza	293.405	0	0	0	0	293.405
402	10	00	00	Productos varios y útiles diversos	1.107.190	0	0	0	0	1.107.190
402	10	01	00	Artículos de deporte, recreación y juguetes	366.694	0	0	0	0	366.694
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	334.296	0	0	0	0	334.296
402	10	06	00	Condecoraciones, ofrendas y similares	406.200	0	0	0	0	406.200
403	**00**	**00**	**00**	**Servicios no personales**	**5.624.120**	**0**	**0**	**0**	**0**	**5.624.120**
403	01	00	00	Alquileres de inmuebles	168.000	0	0	0	0	168.000
403	01	01	00	Alquileres de edificios y locales	168.000	0	0	0	0	168.000
403	02	00	00	Alquileres de maquinaria y equipos	1.000.000	0	0	0	0	1.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	1.000.000
403	06	00	00	Servicios de transporte y almacenaje	14.000	0	0	0	0	14.000
403	06	01	00	Fletes y embalajes	14.000	0	0	0	0	14.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.522.282	0	0	0	0	2.522.282
403	07	02	00	Imprenta y reproducción	1.122.282	0	0	0	0	1.122.282
403	07	03	00	Relaciones sociales	1.400.000	0	0	0	0	1.400.000
403	09	00	00	Viáticos y pasajes	519.350	0	0	0	0	519.350
403	09	01	00	Viáticos y pasajes dentro del país	519.350	0	0	0	0	519.350
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	320.000	0	0	0	0	320.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128680 590146000 ARTICULACIÓN SOCIOTERRITORIAL DE LAS ORGANIZACIONES DEL PODER POPULAR EN LAS ACTIVIDADES DEL SISTEMA Y SERVICIO ELÉCTRICO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN DE LAS ORGANIZACIONES DEL PODER POPULAR CON LOS TRABAJADORES Y TRABAJADORAS DEL SERVICIO ELÉCTRICO PARA EL FORTALECIMIENTO DEL MODELO DE GESTIÓN SOCIALISTA

UNIDAD DE MEDIDA: PLAN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN DEL PODER POPULAR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 590146001 IMPULSAR LA GESTIÓN DEL SERVICIO ELÉCTRICO CON LAS ORGANIZACIONES DEL PODER POPULAR Y EL SECTOR ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN DEL PODER POPULAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	320.000	0	0	0	0	320.000
403	18	00	00	Impuestos indirectos	1.080.488	0	0	0	0	1.080.488
403	18	01	00	Impuesto al valor agregado	1.080.488	0	0	0	0	1.080.488
				Totales	**10.238.930**	**0**	**0**	**0**	**0**	**10.238.930**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128680 590146000 ARTICULACIÓN SOCIOTERRITORIAL DE LAS ORGANIZACIONES DEL PODER POPULAR EN LAS ACTIVIDADES DEL SISTEMA Y SERVICIO ELÉCTRICO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN DE LAS ORGANIZACIONES DEL PODER POPULAR CON LOS TRABAJADORES Y TRABAJADORAS DEL SERVICIO ELÉCTRICO PARA EL FORTALECIMIENTO DEL MODELO DE GESTIÓN SOCIALISTA

UNIDAD DE MEDIDA: PLAN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN DEL PODER POPULAR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 590146002 PROMOVER SISTEMAS DE GESTIÓN DEL SERVICIO ELÉCTRICO EN LAS ORGANIZACIONES DEL PODER POPULAR

UNIDAD DE MEDIDA: PLAN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN DEL PODER POPULAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.584.261**	**0**	**0**	**0**	**0**	**2.584.261**
402	01	00	00	Productos alimenticios y agropecuarios	1.754.314	0	0	0	0	1.754.314
402	01	01	00	Alimentos y bebidas para personas	1.754.314	0	0	0	0	1.754.314
402	03	00	00	Textiles y vestuarios	455.000	0	0	0	0	455.000
402	03	01	00	Textiles	455.000	0	0	0	0	455.000
402	05	00	00	Productos de papel, cartón e impresos	86.842	0	0	0	0	86.842
402	05	04	00	Libros, revistas y periódicos	82.341	0	0	0	0	82.341
402	05	05	00	Material de enseñanza	4.501	0	0	0	0	4.501
402	06	00	00	Productos químicos y derivados	197.945	0	0	0	0	197.945
402	06	03	00	Tintas, pinturas y colorantes	197.945	0	0	0	0	197.945
402	08	00	00	Productos metálicos	15.160	0	0	0	0	15.160
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	15.160	0	0	0	0	15.160
402	10	00	00	Productos varios y útiles diversos	75.000	0	0	0	0	75.000
402	10	01	00	Artículos de deporte, recreación y juguetes	60.000	0	0	0	0	60.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.000	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.399.875**	**0**	**0**	**0**	**0**	**3.399.875**
403	02	00	00	Alquileres de maquinaria y equipos	450.000	0	0	0	0	450.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	450.000	0	0	0	0	450.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.400.000	0	0	0	0	1.400.000
403	07	03	00	Relaciones sociales	1.400.000	0	0	0	0	1.400.000
403	09	00	00	Viáticos y pasajes	582.395	0	0	0	0	582.395
403	09	01	00	Viáticos y pasajes dentro del país	582.395	0	0	0	0	582.395
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	344.000	0	0	0	0	344.000
403	10	07	00	Servicios de capacitación y adiestramiento	184.000	0	0	0	0	184.000
403	10	99	00	Otros servicios profesionales y técnicos	160.000	0	0	0	0	160.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128680 590146000 ARTICULACIÓN SOCIOTERRITORIAL DE LAS ORGANIZACIONES DEL PODER POPULAR EN LAS ACTIVIDADES DEL SISTEMA Y SERVICIO ELÉCTRICO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN DE LAS ORGANIZACIONES DEL PODER POPULAR CON LOS TRABAJADORES Y TRABAJADORAS DEL SERVICIO ELÉCTRICO PARA EL FORTALECIMIENTO DEL MODELO DE GESTIÓN SOCIALISTA

UNIDAD DE MEDIDA: PLAN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN DEL PODER POPULAR **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 590146002 PROMOVER SISTEMAS DE GESTIÓN DEL SERVICIO ELÉCTRICO EN LAS ORGANIZACIONES DEL PODER POPULAR

UNIDAD DE MEDIDA: PLAN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN DEL PODER POPULAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	623.480	0	0	0	0	623.480
403	18	01	00	Impuesto al valor agregado	623.480	0	0	0	0	623.480
				Totales	**5.984.136**	**0**	**0**	**0**	**0**	**5.984.136**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128857 590147000 ADECUACIÓN DE LA PLANTA FÍSICA PARA EL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: CONVERTIR LA TORRE SEDE DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA COMO MODELO A SEGUIR EN MATERIA DE EFICIENCIA ENERGÉTICA EN LA ADMINISTRACIÓN PÚBLICA

UNIDAD DE MEDIDA: SERVICIO **META:** 6

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**63.063.686**	**0**	**0**	**0**	**0**	**63.063.686**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	31.000.000	0	0	0	0	31.000.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	31.000.000	0	0	0	0	31.000.000
403	18	00	00	Impuestos indirectos	32.063.686	0	0	0	0	32.063.686
403	18	01	00	Impuesto al valor agregado	32.063.686	0	0	0	0	32.063.686
404	**00**	**00**	**00**	**Activos reales**	**236.197.387**	**0**	**0**	**0**	**0**	**236.197.387**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	210.797.387	0	0	0	0	210.797.387
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	210.797.387	0	0	0	0	210.797.387
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	25.400.000	0	0	0	0	25.400.000
404	03	06	00	Maquinaria y equipos de energía	25.400.000	0	0	0	0	25.400.000
				Totales	**299.261.073**	**0**	**0**	**0**	**0**	**299.261.073**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128857 590147000 ADECUACIÓN DE LA PLANTA FÍSICA PARA EL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: CONVERTIR LA TORRE SEDE DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA COMO MODELO A SEGUIR EN MATERIA DE EFICIENCIA ENERGÉTICA EN LA ADMINISTRACIÓN PÚBLICA

UNIDAD DE MEDIDA: SERVICIO **META:** 6

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128857 590147000 ADECUACIÓN DE LA PLANTA FÍSICA PARA EL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: CONVERTIR LA TORRE SEDE DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA COMO MODELO A SEGUIR EN MATERIA DE EFICIENCIA ENERGÉTICA EN LA ADMINISTRACIÓN PÚBLICA

UNIDAD DE MEDIDA: SERVICIO **META:** 6

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 590147001 MODERNIZACIÓN DEL SISTEMA ELÉCTRICO DE LA TORRE SEDE

UNIDAD DE MEDIDA: OBRA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**38.703.686**	**0**	**0**	**0**	**0**	**38.703.686**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	28.000.000	0	0	0	0	28.000.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	28.000.000	0	0	0	0	28.000.000
403	18	00	00	Impuestos indirectos	10.703.686	0	0	0	0	10.703.686
403	18	01	00	Impuesto al valor agregado	10.703.686	0	0	0	0	10.703.686
404	**00**	**00**	**00**	**Activos reales**	**61.197.387**	**0**	**0**	**0**	**0**	**61.197.387**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	35.797.387	0	0	0	0	35.797.387
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	35.797.387	0	0	0	0	35.797.387
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	25.400.000	0	0	0	0	25.400.000
404	03	06	00	Maquinaria y equipos de energía	25.400.000	0	0	0	0	25.400.000
				Totales	**99.901.073**	**0**	**0**	**0**	**0**	**99.901.073**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128857 590147000 ADECUACIÓN DE LA PLANTA FÍSICA PARA EL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: CONVERTIR LA TORRE SEDE DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA COMO MODELO A SEGUIR EN MATERIA DE EFICIENCIA ENERGÉTICA EN LA ADMINISTRACIÓN PÚBLICA

UNIDAD DE MEDIDA: SERVICIO **META:** 6

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 590147002 MODERNIZACIÓN DE LOS SISTEMAS DE CLIMATIZACIÓN Y BOMBEO DE LA TORRE SEDE

UNIDAD DE MEDIDA: OBRA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**24.360.000**	**0**	**0**	**0**	**0**	**24.360.000**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.000.000	0	0	0	0	3.000.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	3.000.000	0	0	0	0	3.000.000
403	18	00	00	Impuestos indirectos	21.360.000	0	0	0	0	21.360.000
403	18	01	00	Impuesto al valor agregado	21.360.000	0	0	0	0	21.360.000
404	**00**	**00**	**00**	**Activos reales**	**175.000.000**	**0**	**0**	**0**	**0**	**175.000.000**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	175.000.000	0	0	0	0	175.000.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	175.000.000	0	0	0	0	175.000.000
				Totales	**199.360.000**	**0**	**0**	**0**	**0**	**199.360.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128764 590148000 ACTUALIZACIÓN TECNOLÓGICA DE LOS DESPACHOS DE CARGA DEL CENTRO NACIONAL DE DESPACHO A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: ADECUAR LAS INSTALACIONES Y LA PLATAFORMA TECNOLÓGICA DE LOS DESPACHOS DE CARGA DEL CENTRO NACIONAL DE DESPACHO, PARA ASEGURAR EL ÓPTIMO DESEMPEÑO EN LAS OPERACIONES DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ALIANZAS ESTRATÉGICAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**97.470.548**	**0**	**0**	**0**	**0**	**97.470.548**
403	09	00	00	Viáticos y pasajes	2.000.000	0	0	0	0	2.000.000
403	09	01	00	Viáticos y pasajes dentro del país	500.000	0	0	0	0	500.000
403	09	02	00	Viáticos y pasajes fuera del país	1.500.000	0	0	0	0	1.500.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	72.335.300	0	0	0	0	72.335.300
403	10	03	00	Servicios de procesamiento de datos	72.335.300	0	0	0	0	72.335.300
403	18	00	00	Impuestos indirectos	23.135.248	0	0	0	0	23.135.248
403	18	01	00	Impuesto al valor agregado	23.135.248	0	0	0	0	23.135.248
404	**00**	**00**	**00**	**Activos reales**	**120.458.432**	**0**	**0**	**0**	**0**	**120.458.432**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	29.995.148	0	0	0	0	29.995.148
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	29.995.148	0	0	0	0	29.995.148
404	05	00	00	Equipos de comunicaciones y de señalamiento	59.300.000	0	0	0	0	59.300.000
404	05	01	00	Equipos de telecomunicaciones	59.300.000	0	0	0	0	59.300.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	31.163.284	0	0	0	0	31.163.284
404	09	02	00	Equipos de computación	31.163.284	0	0	0	0	31.163.284
				Totales	**217.928.980**	**0**	**0**	**0**	**0**	**217.928.980**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 59 - 24

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128764 590148000 ACTUALIZACIÓN TECNOLÓGICA DE LOS DESPACHOS DE CARGA DEL CENTRO NACIONAL DE DESPACHO A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: ADECUAR LAS INSTALACIONES Y LA PLATAFORMA TECNOLÓGICA DE LOS DESPACHOS DE CARGA DEL CENTRO NACIONAL DE DESPACHO, PARA ASEGURAR EL ÓPTIMO DESEMPEÑO EN LAS OPERACIONES DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ALIANZAS ESTRATÉGICAS **PRESUPUESTO:** **2016**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128764 590148000 ACTUALIZACIÓN TECNOLÓGICA DE LOS DESPACHOS DE CARGA DEL CENTRO NACIONAL DE DESPACHO A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: ADECUAR LAS INSTALACIONES Y LA PLATAFORMA TECNOLÓGICA DE LOS DESPACHOS DE CARGA DEL CENTRO NACIONAL DE DESPACHO, PARA ASEGURAR EL ÓPTIMO DESEMPEÑO EN LAS OPERACIONES DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ALIANZAS ESTRATÉGICAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 590148001 ADECUACIÓN DE LA INFRAESTRUCTURA DE LOS CENTROS DE DESPACHO

UNIDAD DE MEDIDA: DESPACHO **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO (CND)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.599.418**	**0**	**0**	**0**	**0**	**3.599.418**
403	18	00	00	Impuestos indirectos	3.599.418	0	0	0	0	3.599.418
403	18	01	00	Impuesto al valor agregado	3.599.418	0	0	0	0	3.599.418
404	**00**	**00**	**00**	**Activos reales**	**29.995.148**	**0**	**0**	**0**	**0**	**29.995.148**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	29.995.148	0	0	0	0	29.995.148
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	29.995.148	0	0	0	0	29.995.148
				Totales	**33.594.566**	**0**	**0**	**0**	**0**	**33.594.566**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128764 590148000 ACTUALIZACIÓN TECNOLÓGICA DE LOS DESPACHOS DE CARGA DEL CENTRO NACIONAL DE DESPACHO A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: ADECUAR LAS INSTALACIONES Y LA PLATAFORMA TECNOLÓGICA DE LOS DESPACHOS DE CARGA DEL CENTRO NACIONAL DE DESPACHO, PARA ASEGURAR EL ÓPTIMO DESEMPEÑO EN LAS OPERACIONES DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ALIANZAS ESTRATÉGICAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 590148002 DOTACIÓN DE MOBILIARIOS Y EQUIPOS PARA LOS CENTROS DE DESPACHO

UNIDAD DE MEDIDA: DESPACHO **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO (CND)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.926.674**	**0**	**0**	**0**	**0**	**3.926.674**
403	18	00	00	Impuestos indirectos	3.926.674	0	0	0	0	3.926.674
403	18	01	00	Impuesto al valor agregado	3.926.674	0	0	0	0	3.926.674
404	**00**	**00**	**00**	**Activos reales**	**32.722.282**	**0**	**0**	**0**	**0**	**32.722.282**
404	05	00	00	Equipos de comunicaciones y de señalamiento	29.000.000	0	0	0	0	29.000.000
404	05	01	00	Equipos de telecomunicaciones	29.000.000	0	0	0	0	29.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.722.282	0	0	0	0	3.722.282
404	09	02	00	Equipos de computación	3.722.282	0	0	0	0	3.722.282
				Totales	**36.648.956**	**0**	**0**	**0**	**0**	**36.648.956**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128764 590148000 ACTUALIZACIÓN TECNOLÓGICA DE LOS DESPACHOS DE CARGA DEL CENTRO NACIONAL DE DESPACHO A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: ADECUAR LAS INSTALACIONES Y LA PLATAFORMA TECNOLÓGICA DE LOS DESPACHOS DE CARGA DEL CENTRO NACIONAL DE DESPACHO, PARA ASEGURAR EL ÓPTIMO DESEMPEÑO EN LAS OPERACIONES DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ALIANZAS ESTRATÉGICAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 590148003 ACTUALIZACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LOS CENTROS DE DESPACHO

UNIDAD DE MEDIDA: DESPACHO **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO (CND)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**89.944.456**	**0**	**0**	**0**	**0**	**89.944.456**
403	09	00	00	Viáticos y pasajes	2.000.000	0	0	0	0	2.000.000
403	09	01	00	Viáticos y pasajes dentro del país	500.000	0	0	0	0	500.000
403	09	02	00	Viáticos y pasajes fuera del país	1.500.000	0	0	0	0	1.500.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	72.335.300	0	0	0	0	72.335.300
403	10	03	00	Servicios de procesamiento de datos	72.335.300	0	0	0	0	72.335.300
403	18	00	00	Impuestos indirectos	15.609.156	0	0	0	0	15.609.156
403	18	01	00	Impuesto al valor agregado	15.609.156	0	0	0	0	15.609.156
404	**00**	**00**	**00**	**Activos reales**	**57.741.002**	**0**	**0**	**0**	**0**	**57.741.002**
404	05	00	00	Equipos de comunicaciones y de señalamiento	30.300.000	0	0	0	0	30.300.000
404	05	01	00	Equipos de telecomunicaciones	30.300.000	0	0	0	0	30.300.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	27.441.002	0	0	0	0	27.441.002
404	09	02	00	Equipos de computación	27.441.002	0	0	0	0	27.441.002
				Totales	**147.685.458**	**0**	**0**	**0**	**0**	**147.685.458**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128794 590149000 DESARROLLO DE SISTEMAS Y OPTIMIZACIÓN DE LOS ACTIVOS DE INFORMACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLEMENTAR DESARROLLOS TECNOLÓGICOS PARA SISTEMATIZAR PROCESOS OPERATIVOS, MEDULARES Y ESTRATÉGICOS CON EL FIN DE SOCIALIZAR Y CONSOLIDAR EL MANEJO DE LA INFORMACIÓN

UNIDAD DE MEDIDA: SISTEMA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**46.005.114**	**0**	**0**	**0**	**0**	**46.005.114**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	40.350.000	0	0	0	0	40.350.000
403	10	03	00	Servicios de procesamiento de datos	31.800.000	0	0	0	0	31.800.000
403	10	07	00	Servicios de capacitación y adiestramiento	8.550.000	0	0	0	0	8.550.000
403	18	00	00	Impuestos indirectos	5.655.114	0	0	0	0	5.655.114
403	18	01	00	Impuesto al valor agregado	5.655.114	0	0	0	0	5.655.114
404	**00**	**00**	**00**	**Activos reales**	**20.225.952**	**0**	**0**	**0**	**0**	**20.225.952**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	20.225.952	0	0	0	0	20.225.952
404	09	02	00	Equipos de computación	20.225.952	0	0	0	0	20.225.952
				Totales	**66.231.066**	**0**	**0**	**0**	**0**	**66.231.066**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128794 590149000 DESARROLLO DE SISTEMAS Y OPTIMIZACIÓN DE LOS ACTIVOS DE INFORMACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLEMENTAR DESARROLLOS TECNOLÓGICOS PARA SISTEMATIZAR PROCESOS OPERATIVOS, MEDULARES Y ESTRATÉGICOS CON EL FIN DE SOCIALIZAR Y CONSOLIDAR EL MANEJO DE LA INFORMACIÓN

UNIDAD DE MEDIDA: SISTEMA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128794 590149000 DESARROLLO DE SISTEMAS Y OPTIMIZACIÓN DE LOS ACTIVOS DE INFORMACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLEMENTAR DESARROLLOS TECNOLÓGICOS PARA SISTEMATIZAR PROCESOS OPERATIVOS, MEDULARES Y ESTRATÉGICOS CON EL FIN DE SOCIALIZAR Y CONSOLIDAR EL MANEJO DE LA INFORMACIÓN

UNIDAD DE MEDIDA: SISTEMA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 590149001 IMPLEMENTACIÓN DE UN SISTEMA DE GESTIÓN DE CONOCIMIENTO PARA EL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**14.577.114**	**0**	**0**	**0**	**0**	**14.577.114**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	11.250.000	0	0	0	0	11.250.000
403	10	03	00	Servicios de procesamiento de datos	8.400.000	0	0	0	0	8.400.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.850.000	0	0	0	0	2.850.000
403	18	00	00	Impuestos indirectos	3.327.114	0	0	0	0	3.327.114
403	18	01	00	Impuesto al valor agregado	3.327.114	0	0	0	0	3.327.114
404	**00**	**00**	**00**	**Activos reales**	**20.225.952**	**0**	**0**	**0**	**0**	**20.225.952**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	20.225.952	0	0	0	0	20.225.952
404	09	02	00	Equipos de computación	20.225.952	0	0	0	0	20.225.952
				Totales	**34.803.066**	**0**	**0**	**0**	**0**	**34.803.066**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128794 590149000 DESARROLLO DE SISTEMAS Y OPTIMIZACIÓN DE LOS ACTIVOS DE INFORMACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLEMENTAR DESARROLLOS TECNOLÓGICOS PARA SISTEMATIZAR PROCESOS OPERATIVOS, MEDULARES Y ESTRATÉGICOS CON EL FIN DE SOCIALIZAR Y CONSOLIDAR EL MANEJO DE LA INFORMACIÓN

UNIDAD DE MEDIDA: SISTEMA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 590149002 IMPLEMENTACIÓN DE UN SISTEMA DE CONTROL Y MONITOREO DEL PORTAFOLIO DE PROYECTOS DE TECNOLOGÍAS DE INFORMACIÓN Y DE LA COMUNICACIÓN DEL SECTOR ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**12.150.000**	**0**	**0**	**0**	**0**	**12.150.000**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	11.250.000	0	0	0	0	11.250.000
403	10	03	00	Servicios de procesamiento de datos	8.400.000	0	0	0	0	8.400.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.850.000	0	0	0	0	2.850.000
403	18	00	00	Impuestos indirectos	900.000	0	0	0	0	900.000
403	18	01	00	Impuesto al valor agregado	900.000	0	0	0	0	900.000
				Totales	**12.150.000**	**0**	**0**	**0**	**0**	**12.150.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128794 590149000 DESARROLLO DE SISTEMAS Y OPTIMIZACIÓN DE LOS ACTIVOS DE INFORMACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLEMENTAR DESARROLLOS TECNOLÓGICOS PARA SISTEMATIZAR PROCESOS OPERATIVOS, MEDULARES Y ESTRATÉGICOS CON EL FIN DE SOCIALIZAR Y CONSOLIDAR EL MANEJO DE LA INFORMACIÓN

UNIDAD DE MEDIDA: SISTEMA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 590149003 IMPLEMENTAR ADECUACIONES EN SISTEMAS DE INFORMACIÓN PARA SIMPLIFICACIÓN DE TRAMITES Y PROCESO DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**19.278.000**	0	0	0	0	**19.278.000**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	17.850.000	0	0	0	0	17.850.000
403	10	03	00	Servicios de procesamiento de datos	15.000.000	0	0	0	0	15.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.850.000	0	0	0	0	2.850.000
403	18	00	00	Impuestos indirectos	1.428.000	0	0	0	0	1.428.000
403	18	01	00	Impuesto al valor agregado	1.428.000	0	0	0	0	1.428.000
				Totales	**19.278.000**	0	0	0	0	**19.278.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128811 590150000 EXPANSIÓN DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: EXPANDIR LA INFRAESTRUCTURA DE LA PLATAFORMA DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA, A TRAVÉS DE LA IMPLEMENTACIÓN DE SERVICIOS DE CONECTIVIDAD Y PLATAFORMAS DE APOYO MÓVILES A LOS USUARIOS, ADQUISICIÓN, ACTUALIZACIÓN E INSTALACIÓN DE EQUIPOS Y FORMACIÓN DE PERSONAL QUE PERMITA LA SOSTENIBILIDAD DE LA CRECIENTE DEMANDA DE SERVICIOS DE TECNOLOGÍA DE LA INFORMACIÓN Y COMUNICACIÓN DEL ENTE RECTOR DEL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: SERVICIO **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**65.245.436**	**0**	**0**	**0**	**0**	**65.245.436**
402	08	00	00	Productos metálicos	366.160	0	0	0	0	366.160
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	366.160	0	0	0	0	366.160
402	10	00	00	Productos varios y útiles diversos	64.879.276	0	0	0	0	64.879.276
402	10	08	00	Materiales para equipos de computación	64.627.051	0	0	0	0	64.627.051
402	10	11	00	Materiales eléctricos	219.725	0	0	0	0	219.725
402	10	99	00	Otros productos y útiles diversos	32.500	0	0	0	0	32.500
403	**00**	**00**	**00**	**Servicios no personales**	**55.603.549**	**0**	**0**	**0**	**0**	**55.603.549**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	32.944.000	0	0	0	0	32.944.000
403	10	03	00	Servicios de procesamiento de datos	28.304.000	0	0	0	0	28.304.000
403	10	07	00	Servicios de capacitación y adiestramiento	4.640.000	0	0	0	0	4.640.000
403	18	00	00	Impuestos indirectos	22.659.549	0	0	0	0	22.659.549
403	18	01	00	Impuesto al valor agregado	22.659.549	0	0	0	0	22.659.549
404	**00**	**00**	**00**	**Activos reales**	**101.621.476**	**0**	**0**	**0**	**0**	**101.621.476**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.750.000	0	0	0	0	1.750.000
404	03	06	00	Maquinaria y equipos de energía	1.750.000	0	0	0	0	1.750.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	53.061.000	0	0	0	0	53.061.000
404	05	01	00	Equipos de telecomunicaciones	53.061.000	0	0	0	0	53.061.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	5.950.000	0	0	0	0	5.950.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	5.750.000	0	0	0	0	5.750.000
404	07	06	00	Instrumentos musicales y equipos de audio	200.000	0	0	0	0	200.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	40.860.476	0	0	0	0	40.860.476
404	09	02	00	Equipos de computación	40.860.476	0	0	0	0	40.860.476
				Totales	**222.470.461**	**0**	**0**	**0**	**0**	**222.470.461**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128811 590150000 EXPANSIÓN DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: EXPANDIR LA INFRAESTRUCTURA DE LA PLATAFORMA DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA, A TRAVÉS DE LA IMPLEMENTACIÓN DE SERVICIOS DE CONECTIVIDAD Y PLATAFORMAS DE APOYO MÓVILES A LOS USUARIOS, ADQUISICIÓN, ACTUALIZACIÓN E INSTALACIÓN DE EQUIPOS Y FORMACIÓN DE PERSONAL QUE PERMITA LA SOSTENIBILIDAD DE LA CRECIENTE DEMANDA DE SERVICIOS DE TECNOLOGÍA DE LA INFORMACIÓN Y COMUNICACIÓN DEL ENTE RECTOR DEL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: SERVICIO **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** **2016**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128811 590150000 EXPANSIÓN DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: EXPANDIR LA INFRAESTRUCTURA DE LA PLATAFORMA DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA, A TRAVÉS DE LA IMPLEMENTACIÓN DE SERVICIOS DE CONECTIVIDAD Y PLATAFORMAS DE APOYO MÓVILES A LOS USUARIOS, ADQUISICIÓN, ACTUALIZACIÓN E INSTALACIÓN DE EQUIPOS Y FORMACIÓN DE PERSONAL QUE PERMITA LA SOSTENIBILIDAD DE LA CRECIENTE DEMANDA DE SERVICIOS DE TECNOLOGÍA DE LA INFORMACIÓN Y COMUNICACIÓN DEL ENTE RECTOR DEL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: SERVICIO **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 590150001 IMPLEMENTACIÓN DE CENTRO MÓVIL TECNOLÓGICO DE INFORMACIÓN Y CAPACITACIÓN (OFICINA Y AULA VIRTUAL) EN LA SEDE PRINCIPAL DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: INFRAESTRUCTURA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**61.025**	**0**	**0**	**0**	**0**	**61.025**
402	10	00	00	Productos varios y útiles diversos	61.025	0	0	0	0	61.025
402	10	08	00	Materiales para equipos de computación	11.200	0	0	0	0	11.200
402	10	11	00	Materiales eléctricos	17.325	0	0	0	0	17.325
402	10	99	00	Otros productos y útiles diversos	32.500	0	0	0	0	32.500
403	**00**	**00**	**00**	**Servicios no personales**	**8.068.500**	**0**	**0**	**0**	**0**	**8.068.500**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	5.984.000	0	0	0	0	5.984.000
403	10	03	00	Servicios de procesamiento de datos	4.704.000	0	0	0	0	4.704.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.280.000	0	0	0	0	1.280.000
403	18	00	00	Impuestos indirectos	2.084.500	0	0	0	0	2.084.500
403	18	01	00	Impuesto al valor agregado	2.084.500	0	0	0	0	2.084.500
404	**00**	**00**	**00**	**Activos reales**	**13.320.476**	**0**	**0**	**0**	**0**	**13.320.476**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	350.000	0	0	0	0	350.000
404	03	06	00	Maquinaria y equipos de energía	350.000	0	0	0	0	350.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	270.000	0	0	0	0	270.000
404	05	01	00	Equipos de telecomunicaciones	270.000	0	0	0	0	270.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.520.000	0	0	0	0	2.520.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.320.000	0	0	0	0	2.320.000
404	07	06	00	Instrumentos musicales y equipos de audio	200.000	0	0	0	0	200.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.180.476	0	0	0	0	10.180.476
404	09	02	00	Equipos de computación	10.180.476	0	0	0	0	10.180.476
				Totales	**21.450.001**	**0**	**0**	**0**	**0**	**21.450.001**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128811 590150000 EXPANSIÓN DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: EXPANDIR LA INFRAESTRUCTURA DE LA PLATAFORMA DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA, A TRAVÉS DE LA IMPLEMENTACIÓN DE SERVICIOS DE CONECTIVIDAD Y PLATAFORMAS DE APOYO MÓVILES A LOS USUARIOS, ADQUISICIÓN, ACTUALIZACIÓN E INSTALACIÓN DE EQUIPOS Y FORMACIÓN DE PERSONAL QUE PERMITA LA SOSTENIBILIDAD DE LA CRECIENTE DEMANDA DE SERVICIOS DE TECNOLOGÍA DE LA INFORMACIÓN Y COMUNICACIÓN DEL ENTE RECTOR DEL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: SERVICIO **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 590150002 INDEPENDIZACIÓN DE LOS SERVICIOS DE CONECTIVIDAD DE LA RED DE LA CORPORACIÓN ELÉCTRICA NACIONAL PARA EL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: SERVICIO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.440.450**	**0**	**0**	**0**	**0**	**1.440.450**
402	10	00	00	Productos varios y útiles diversos	1.440.450	0	0	0	0	1.440.450
402	10	08	00	Materiales para equipos de computación	1.336.500	0	0	0	0	1.336.500
402	10	11	00	Materiales eléctricos	103.950	0	0	0	0	103.950
403	**00**	**00**	**00**	**Servicios no personales**	**14.643.414**	**0**	**0**	**0**	**0**	**14.643.414**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	7.600.000	0	0	0	0	7.600.000
403	10	03	00	Servicios de procesamiento de datos	5.200.000	0	0	0	0	5.200.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.400.000	0	0	0	0	2.400.000
403	18	00	00	Impuestos indirectos	7.043.414	0	0	0	0	7.043.414
403	18	01	00	Impuesto al valor agregado	7.043.414	0	0	0	0	7.043.414
404	**00**	**00**	**00**	**Activos reales**	**52.188.000**	**0**	**0**	**0**	**0**	**52.188.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	52.188.000	0	0	0	0	52.188.000
404	05	01	00	Equipos de telecomunicaciones	52.188.000	0	0	0	0	52.188.000
				Totales	**68.271.864**	**0**	**0**	**0**	**0**	**68.271.864**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128811 590150000 EXPANSIÓN DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: EXPANDIR LA INFRAESTRUCTURA DE LA PLATAFORMA DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA, A TRAVÉS DE LA IMPLEMENTACIÓN DE SERVICIOS DE CONECTIVIDAD Y PLATAFORMAS DE APOYO MÓVILES A LOS USUARIOS, ADQUISICIÓN, ACTUALIZACIÓN E INSTALACIÓN DE EQUIPOS Y FORMACIÓN DE PERSONAL QUE PERMITA LA SOSTENIBILIDAD DE LA CRECIENTE DEMANDA DE SERVICIOS DE TECNOLOGÍA DE LA INFORMACIÓN Y COMUNICACIÓN DEL ENTE RECTOR DEL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: SERVICIO **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 590150003 MODERNIZACIÓN DE LAS REDES DE COMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA (FASE 2)

UNIDAD DE MEDIDA: SERVICIO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**20.908.800**	**0**	**0**	**0**	**0**	**20.908.800**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	19.360.000	0	0	0	0	19.360.000
403	10	03	00	Servicios de procesamiento de datos	18.400.000	0	0	0	0	18.400.000
403	10	07	00	Servicios de capacitación y adiestramiento	960.000	0	0	0	0	960.000
403	18	00	00	Impuestos indirectos	1.548.800	0	0	0	0	1.548.800
403	18	01	00	Impuesto al valor agregado	1.548.800	0	0	0	0	1.548.800
				Totales	**20.908.800**	**0**	**0**	**0**	**0**	**20.908.800**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128811 590150000 EXPANSIÓN DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: EXPANDIR LA INFRAESTRUCTURA DE LA PLATAFORMA DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA, A TRAVÉS DE LA IMPLEMENTACIÓN DE SERVICIOS DE CONECTIVIDAD Y PLATAFORMAS DE APOYO MÓVILES A LOS USUARIOS, ADQUISICIÓN, ACTUALIZACIÓN E INSTALACIÓN DE EQUIPOS Y FORMACIÓN DE PERSONAL QUE PERMITA LA SOSTENIBILIDAD DE LA CRECIENTE DEMANDA DE SERVICIOS DE TECNOLOGÍA DE LA INFORMACIÓN Y COMUNICACIÓN DEL ENTE RECTOR DEL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: SERVICIO **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 590150004 ADQUISICIÓN DE EQUIPOS Y MATERIALES DE TECNOLOGÍAS DE LA INFORMACIÓN Y DE LA COMUNICACIÓN PARA EL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: LICITACIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**63.743.961**	**0**	**0**	**0**	**0**	**63.743.961**
402	08	00	00	Productos metálicos	366.160	0	0	0	0	366.160
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	366.160	0	0	0	0	366.160
402	10	00	00	Productos varios y útiles diversos	63.377.801	0	0	0	0	63.377.801
402	10	08	00	Materiales para equipos de computación	63.279.351	0	0	0	0	63.279.351
402	10	11	00	Materiales eléctricos	98.450	0	0	0	0	98.450
403	**00**	**00**	**00**	**Servicios no personales**	**11.982.835**	**0**	**0**	**0**	**0**	**11.982.835**
403	18	00	00	Impuestos indirectos	11.982.835	0	0	0	0	11.982.835
403	18	01	00	Impuesto al valor agregado	11.982.835	0	0	0	0	11.982.835
404	**00**	**00**	**00**	**Activos reales**	**36.113.000**	**0**	**0**	**0**	**0**	**36.113.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.400.000	0	0	0	0	1.400.000
404	03	06	00	Maquinaria y equipos de energía	1.400.000	0	0	0	0	1.400.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	603.000	0	0	0	0	603.000
404	05	01	00	Equipos de telecomunicaciones	603.000	0	0	0	0	603.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	3.430.000	0	0	0	0	3.430.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	3.430.000	0	0	0	0	3.430.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	30.680.000	0	0	0	0	30.680.000
404	09	02	00	Equipos de computación	30.680.000	0	0	0	0	30.680.000
				Totales	**111.839.796**	**0**	**0**	**0**	**0**	**111.839.796**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128852 590151000 ADECUACIÓN Y MANTENIMIENTO DE LAS INSTALACIONES Y BIENES PÚBLICOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS Y ACCIONES QUE PERMITAN ADECUAR Y MANTENER LAS INSTALACIONES Y BIENES PÚBLICOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA, ASEGURANDO SU FUNCIONAMIENTO EN CONDICIONES ÓPTIMAS

UNIDAD DE MEDIDA: SERVICIO **META:** 80

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**139.311.862**	**0**	**0**	**0**	**0**	**139.311.862**
402	01	00	00	Productos alimenticios y agropecuarios	74.000	0	0	0	0	74.000
402	01	03	00	Productos agrícolas y pecuarios	74.000	0	0	0	0	74.000
402	02	00	00	Productos de minas, canteras y yacimientos	544.000	0	0	0	0	544.000
402	02	04	00	Mineral no ferroso	302.500	0	0	0	0	302.500
402	02	05	00	Piedra, arcilla, arena y tierra	241.500	0	0	0	0	241.500
402	03	00	00	Textiles y vestuarios	284.430	0	0	0	0	284.430
402	03	01	00	Textiles	284.430	0	0	0	0	284.430
402	04	00	00	Productos de cuero y caucho	10.329.126	0	0	0	0	10.329.126
402	04	03	00	Cauchos y tripas para vehículos	10.329.126	0	0	0	0	10.329.126
402	05	00	00	Productos de papel, cartón e impresos	4.795.200	0	0	0	0	4.795.200
402	05	01	00	Pulpa de madera, papel y cartón	4.795.200	0	0	0	0	4.795.200
402	06	00	00	Productos químicos y derivados	15.554.240	0	0	0	0	15.554.240
402	06	01	00	Sustancias químicas y de uso industrial	1.365.000	0	0	0	0	1.365.000
402	06	02	00	Abonos, plaguicidas y otros	483.960	0	0	0	0	483.960
402	06	03	00	Tintas, pinturas y colorantes	10.730.000	0	0	0	0	10.730.000
402	06	06	00	Combustibles y lubricantes	2.201.500	0	0	0	0	2.201.500
402	06	08	00	Productos plásticos	773.780	0	0	0	0	773.780
402	07	00	00	Productos minerales no metálicos	332.000	0	0	0	0	332.000
402	07	01	00	Productos de barro, loza y porcelana	150.000	0	0	0	0	150.000
402	07	04	00	Cemento, cal y yeso	182.000	0	0	0	0	182.000
402	08	00	00	Productos metálicos	41.914.468	0	0	0	0	41.914.468
402	08	01	00	Productos primarios de hierro y acero	170.000	0	0	0	0	170.000
402	08	02	00	Productos de metales no ferrosos	1.700.000	0	0	0	0	1.700.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	20.991.343	0	0	0	0	20.991.343
402	08	09	00	Repuestos y accesorios para equipos de transporte	696.125	0	0	0	0	696.125
402	08	10	00	Repuestos y accesorios para otros equipos	18.357.000	0	0	0	0	18.357.000
402	09	00	00	Productos de madera	4.430.448	0	0	0	0	4.430.448
402	09	02	00	Muebles y accesorios de madera para edificaciones	4.430.448	0	0	0	0	4.430.448
402	10	00	00	Productos varios y útiles diversos	60.553.950	0	0	0	0	60.553.950

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128852 590151000 ADECUACIÓN Y MANTENIMIENTO DE LAS INSTALACIONES Y BIENES PÚBLICOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS Y ACCIONES QUE PERMITAN ADECUAR Y MANTENER LAS INSTALACIONES Y BIENES PÚBLICOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA, ASEGURANDO SU FUNCIONAMIENTO EN CONDICIONES ÓPTIMAS

UNIDAD DE MEDIDA: SERVICIO **META:** 80

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	03	00	Utensilios de cocina y comedor	435.000	0	0	0	0	435.000
402	10	11	00	Materiales eléctricos	38.018.250	0	0	0	0	38.018.250
402	10	12	00	Materiales para instalaciones sanitarias	20.677.850	0	0	0	0	20.677.850
402	10	99	00	Otros productos y útiles diversos	1.422.850	0	0	0	0	1.422.850
402	99	00	00	Otros materiales y suministros	500.000	0	0	0	0	500.000
402	99	01	00	Otros materiales y suministros	500.000	0	0	0	0	500.000
403	**00**	**00**	**00**	**Servicios no personales**	**240.942.574**	**0**	**0**	**0**	**0**	**240.942.574**
403	02	00	00	Alquileres de maquinaria y equipos	1.000.000	0	0	0	0	1.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	1.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	32.000.000	0	0	0	0	32.000.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	30.500.000	0	0	0	0	30.500.000
403	10	99	00	Otros servicios profesionales y técnicos	1.500.000	0	0	0	0	1.500.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	83.378.875	0	0	0	0	83.378.875
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	5.000.000	0	0	0	0	5.000.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	44.458.875	0	0	0	0	44.458.875
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	500.000	0	0	0	0	500.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	33.420.000	0	0	0	0	33.420.000
403	12	00	00	Conservación y reparaciones menores de obras	31.500.000	0	0	0	0	31.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	31.500.000	0	0	0	0	31.500.000
403	18	00	00	Impuestos indirectos	91.563.699	0	0	0	0	91.563.699
403	18	01	00	Impuesto al valor agregado	91.563.699	0	0	0	0	91.563.699
403	99	00	00	Otros servicios no personales	1.500.000	0	0	0	0	1.500.000
403	99	01	00	Otros servicios no personales	1.500.000	0	0	0	0	1.500.000
404	**00**	**00**	**00**	**Activos reales**	**494.338.263**	**0**	**0**	**0**	**0**	**494.338.263**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	73.881.429	0	0	0	0	73.881.429
404	01	01	00	Repuestos mayores	22.381.429	0	0	0	0	22.381.429
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	15.071.429	0	0	0	0	15.071.429
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	4.000.000	0	0	0	0	4.000.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	810.000	0	0	0	0	810.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128852 590151000 ADECUACIÓN Y MANTENIMIENTO DE LAS INSTALACIONES Y BIENES PÚBLICOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS Y ACCIONES QUE PERMITAN ADECUAR Y MANTENER LAS INSTALACIONES Y BIENES PÚBLICOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA, ASEGURANDO SU FUNCIONAMIENTO EN CONDICIONES ÓPTIMAS

UNIDAD DE MEDIDA: SERVICIO **META:** 80

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	2.500.000	0	0	0	0	2.500.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	51.500.000	0	0	0	0	51.500.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	20.000.000	0	0	0	0	20.000.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	31.500.000	0	0	0	0	31.500.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	172.067.858	0	0	0	0	172.067.858
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	172.067.858	0	0	0	0	172.067.858
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	7.511.000	0	0	0	0	7.511.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	2.022.500	0	0	0	0	2.022.500
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	558.500	0	0	0	0	558.500
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	458.000	0	0	0	0	458.000
404	03	06	00	Maquinaria y equipos de energía	4.300.000	0	0	0	0	4.300.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	172.000	0	0	0	0	172.000
404	04	00	00	Equipos de transporte, tracción y elevación	27.216.000	0	0	0	0	27.216.000
404	04	01	00	Vehículos automotores terrestres	27.000.000	0	0	0	0	27.000.000
404	04	05	00	Vehículos de tracción no motorizados	36.000	0	0	0	0	36.000
404	04	06	00	Equipos auxiliares de transporte	180.000	0	0	0	0	180.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.800.000	0	0	0	0	1.800.000
404	05	01	00	Equipos de telecomunicaciones	1.800.000	0	0	0	0	1.800.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	5.622.800	0	0	0	0	5.622.800
404	07	01	00	Equipos científicos y de laboratorio	697.800	0	0	0	0	697.800
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.400.000	0	0	0	0	2.400.000
404	07	06	00	Instrumentos musicales y equipos de audio	1.525.000	0	0	0	0	1.525.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	1.000.000	0	0	0	0	1.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	186.240.999	0	0	0	0	186.240.999
404	09	01	00	Mobiliario y equipos de oficina	92.711.876	0	0	0	0	92.711.876
404	09	03	00	Mobiliario y equipos de alojamiento	91.029.123	0	0	0	0	91.029.123
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.500.000	0	0	0	0	2.500.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	19.998.177	0	0	0	0	19.998.177
404	11	02	00	Adquisición de edificios e instalaciones	19.998.177	0	0	0	0	19.998.177

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

59 - 42

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128852 590151000 ADECUACIÓN Y MANTENIMIENTO DE LAS INSTALACIONES Y BIENES PÚBLICOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS Y ACCIONES QUE PERMITAN ADECUAR Y MANTENER LAS INSTALACIONES Y BIENES PÚBLICOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA, ASEGURANDO SU FUNCIONAMIENTO EN CONDICIONES ÓPTIMAS

UNIDAD DE MEDIDA: SERVICIO **META:** 80

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	**874.592.699**	**0**	**0**	**0**	**0**	**874.592.699**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 59 - 43

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128852 590151000 ADECUACIÓN Y MANTENIMIENTO DE LAS INSTALACIONES Y BIENES PÚBLICOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS Y ACCIONES QUE PERMITAN ADECUAR Y MANTENER LAS INSTALACIONES Y BIENES PÚBLICOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA, ASEGURANDO SU FUNCIONAMIENTO EN CONDICIONES ÓPTIMAS

UNIDAD DE MEDIDA: SERVICIO **META:** 80

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128852 590151000 ADECUACIÓN Y MANTENIMIENTO DE LAS INSTALACIONES Y BIENES PÚBLICOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS Y ACCIONES QUE PERMITAN ADECUAR Y MANTENER LAS INSTALACIONES Y BIENES PÚBLICOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA, ASEGURANDO SU FUNCIONAMIENTO EN CONDICIONES ÓPTIMAS

UNIDAD DE MEDIDA: SERVICIO **META:** 80

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 590151001 ADECUACIÓN DE LAS INSTALACIONES Y BIENES PÚBLICOS

UNIDAD DE MEDIDA: SERVICIO **META:** 39

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**114.552.162**	0	0	0	0	**114.552.162**
402	01	00	00	Productos alimenticios y agropecuarios	74.000	0	0	0	0	74.000
402	01	03	00	Productos agrícolas y pecuarios	74.000	0	0	0	0	74.000
402	02	00	00	Productos de minas, canteras y yacimientos	544.000	0	0	0	0	544.000
402	02	04	00	Mineral no ferroso	302.500	0	0	0	0	302.500
402	02	05	00	Piedra, arcilla, arena y tierra	241.500	0	0	0	0	241.500
402	03	00	00	Textiles y vestuarios	188.430	0	0	0	0	188.430
402	03	01	00	Textiles	188.430	0	0	0	0	188.430
402	04	00	00	Productos de cuero y caucho	10.329.126	0	0	0	0	10.329.126
402	04	03	00	Cauchos y tripas para vehículos	10.329.126	0	0	0	0	10.329.126
402	05	00	00	Productos de papel, cartón e impresos	4.795.200	0	0	0	0	4.795.200
402	05	01	00	Pulpa de madera, papel y cartón	4.795.200	0	0	0	0	4.795.200
402	06	00	00	Productos químicos y derivados	13.116.240	0	0	0	0	13.116.240
402	06	01	00	Sustancias químicas y de uso industrial	765.000	0	0	0	0	765.000
402	06	02	00	Abonos, plaguicidas y otros	483.960	0	0	0	0	483.960
402	06	03	00	Tintas, pinturas y colorantes	10.730.000	0	0	0	0	10.730.000
402	06	06	00	Combustibles y lubricantes	367.500	0	0	0	0	367.500
402	06	08	00	Productos plásticos	769.780	0	0	0	0	769.780
402	07	00	00	Productos minerales no metálicos	332.000	0	0	0	0	332.000
402	07	01	00	Productos de barro, loza y porcelana	150.000	0	0	0	0	150.000
402	07	04	00	Cemento, cal y yeso	182.000	0	0	0	0	182.000
402	08	00	00	Productos metálicos	20.751.768	0	0	0	0	20.751.768
402	08	01	00	Productos primarios de hierro y acero	170.000	0	0	0	0	170.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	19.885.643	0	0	0	0	19.885.643
402	08	09	00	Repuestos y accesorios para equipos de transporte	696.125	0	0	0	0	696.125

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128852 590151000 ADECUACIÓN Y MANTENIMIENTO DE LAS INSTALACIONES Y BIENES PÚBLICOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS Y ACCIONES QUE PERMITAN ADECUAR Y MANTENER LAS INSTALACIONES Y BIENES PÚBLICOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA, ASEGURANDO SU FUNCIONAMIENTO EN CONDICIONES ÓPTIMAS

UNIDAD DE MEDIDA: SERVICIO **META:** 80

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 590151001 ADECUACIÓN DE LAS INSTALACIONES Y BIENES PÚBLICOS

UNIDAD DE MEDIDA: SERVICIO **META:** 39

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	09	00	00	Productos de madera	4.430.448	0	0	0	0	4.430.448
402	09	02	00	Muebles y accesorios de madera para edificaciones	4.430.448	0	0	0	0	4.430.448
402	10	00	00	Productos varios y útiles diversos	59.490.950	0	0	0	0	59.490.950
402	10	03	00	Utensilios de cocina y comedor	435.000	0	0	0	0	435.000
402	10	11	00	Materiales eléctricos	37.299.250	0	0	0	0	37.299.250
402	10	12	00	Materiales para instalaciones sanitarias	20.677.850	0	0	0	0	20.677.850
402	10	99	00	Otros productos y útiles diversos	1.078.850	0	0	0	0	1.078.850
402	99	00	00	Otros materiales y suministros	500.000	0	0	0	0	500.000
402	99	01	00	Otros materiales y suministros	500.000	0	0	0	0	500.000
403	**00**	**00**	**00**	**Servicios no personales**	**191.686.516**	**0**	**0**	**0**	**0**	**191.686.516**
403	02	00	00	Alquileres de maquinaria y equipos	1.000.000	0	0	0	0	1.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	1.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	29.000.000	0	0	0	0	29.000.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	27.500.000	0	0	0	0	27.500.000
403	10	99	00	Otros servicios profesionales y técnicos	1.500.000	0	0	0	0	1.500.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	50.778.875	0	0	0	0	50.778.875
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	5.000.000	0	0	0	0	5.000.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	40.858.875	0	0	0	0	40.858.875
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	500.000	0	0	0	0	500.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.420.000	0	0	0	0	4.420.000
403	12	00	00	Conservación y reparaciones menores de obras	31.500.000	0	0	0	0	31.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	31.500.000	0	0	0	0	31.500.000
403	18	00	00	Impuestos indirectos	77.907.641	0	0	0	0	77.907.641
403	18	01	00	Impuesto al valor agregado	77.907.641	0	0	0	0	77.907.641

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128852 590151000 ADECUACIÓN Y MANTENIMIENTO DE LAS INSTALACIONES Y BIENES PÚBLICOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS Y ACCIONES QUE PERMITAN ADECUAR Y MANTENER LAS INSTALACIONES Y BIENES PÚBLICOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA, ASEGURANDO SU FUNCIONAMIENTO EN CONDICIONES ÓPTIMAS

UNIDAD DE MEDIDA: SERVICIO **META:** 80

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 590151001 ADECUACIÓN DE LAS INSTALACIONES Y BIENES PÚBLICOS

UNIDAD DE MEDIDA: SERVICIO **META:** 39

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	00	00	Otros servicios no personales	1.500.000	0	0	0	0	1.500.000
403	99	01	00	Otros servicios no personales	1.500.000	0	0	0	0	1.500.000
404	**00**	**00**	**00**	**Activos reales**	**440.897.477**	**0**	**0**	**0**	**0**	**440.897.477**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	31.810.000	0	0	0	0	31.810.000
404	01	01	00	Repuestos mayores	7.310.000	0	0	0	0	7.310.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	4.000.000	0	0	0	0	4.000.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	810.000	0	0	0	0	810.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	2.500.000	0	0	0	0	2.500.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	24.500.000	0	0	0	0	24.500.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	10.000.000	0	0	0	0	10.000.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	14.500.000	0	0	0	0	14.500.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	170.067.858	0	0	0	0	170.067.858
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	170.067.858	0	0	0	0	170.067.858
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	5.529.000	0	0	0	0	5.529.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	212.500	0	0	0	0	212.500
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	558.500	0	0	0	0	558.500
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	458.000	0	0	0	0	458.000
404	03	06	00	Maquinaria y equipos de energía	4.300.000	0	0	0	0	4.300.000
404	04	00	00	Equipos de transporte, tracción y elevación	27.216.000	0	0	0	0	27.216.000
404	04	01	00	Vehículos automotores terrestres	27.000.000	0	0	0	0	27.000.000
404	04	05	00	Vehículos de tracción no motorizados	36.000	0	0	0	0	36.000
404	04	06	00	Equipos auxiliares de transporte	180.000	0	0	0	0	180.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.800.000	0	0	0	0	1.800.000
404	05	01	00	Equipos de telecomunicaciones	1.800.000	0	0	0	0	1.800.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128852 590151000 ADECUACIÓN Y MANTENIMIENTO DE LAS INSTALACIONES Y BIENES PÚBLICOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS Y ACCIONES QUE PERMITAN ADECUAR Y MANTENER LAS INSTALACIONES Y BIENES PÚBLICOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA, ASEGURANDO SU FUNCIONAMIENTO EN CONDICIONES ÓPTIMAS

UNIDAD DE MEDIDA: SERVICIO **META:** 80

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 590151001 ADECUACIÓN DE LAS INSTALACIONES Y BIENES PÚBLICOS

UNIDAD DE MEDIDA: SERVICIO **META:** 39

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	5.418.300	0	0	0	0	5.418.300
404	07	01	00	Equipos científicos y de laboratorio	493.300	0	0	0	0	493.300
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.400.000	0	0	0	0	2.400.000
404	07	06	00	Instrumentos musicales y equipos de audio	1.525.000	0	0	0	0	1.525.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	1.000.000	0	0	0	0	1.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	179.058.142	0	0	0	0	179.058.142
404	09	01	00	Mobiliario y equipos de oficina	92.711.876	0	0	0	0	92.711.876
404	09	03	00	Mobiliario y equipos de alojamiento	83.846.266	0	0	0	0	83.846.266
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.500.000	0	0	0	0	2.500.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	19.998.177	0	0	0	0	19.998.177
404	11	02	00	Adquisición de edificios e instalaciones	19.998.177	0	0	0	0	19.998.177
				Totales	**747.136.155**	**0**	**0**	**0**	**0**	**747.136.155**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128852 590151000 ADECUACIÓN Y MANTENIMIENTO DE LAS INSTALACIONES Y BIENES PÚBLICOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS Y ACCIONES QUE PERMITAN ADECUAR Y MANTENER LAS INSTALACIONES Y BIENES PÚBLICOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA, ASEGURANDO SU FUNCIONAMIENTO EN CONDICIONES ÓPTIMAS

UNIDAD DE MEDIDA: SERVICIO **META:** 80

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 590151002 MANTENIMIENTO DEL SISTEMA DE TRANSPORTE VERTICAL Y ELECTROMECÁNICO

UNIDAD DE MEDIDA: SERVICIO **META:** 28

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**18.403.600**	**0**	**0**	**0**	**0**	**18.403.600**
402	08	00	00	Productos metálicos	18.403.600	0	0	0	0	18.403.600
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	303.600	0	0	0	0	303.600
402	08	10	00	Repuestos y accesorios para otros equipos	18.100.000	0	0	0	0	18.100.000
403	**00**	**00**	**00**	**Servicios no personales**	**9.249.003**	**0**	**0**	**0**	**0**	**9.249.003**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.600.000	0	0	0	0	3.600.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.600.000	0	0	0	0	3.600.000
403	18	00	00	Impuestos indirectos	5.649.003	0	0	0	0	5.649.003
403	18	01	00	Impuesto al valor agregado	5.649.003	0	0	0	0	5.649.003
404	**00**	**00**	**00**	**Activos reales**	**25.071.429**	**0**	**0**	**0**	**0**	**25.071.429**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	25.071.429	0	0	0	0	25.071.429
404	01	01	00	Repuestos mayores	15.071.429	0	0	0	0	15.071.429
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	15.071.429	0	0	0	0	15.071.429
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	10.000.000	0	0	0	0	10.000.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	10.000.000	0	0	0	0	10.000.000
				Totales	**52.724.032**	**0**	**0**	**0**	**0**	**52.724.032**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128852 590151000 ADECUACIÓN Y MANTENIMIENTO DE LAS INSTALACIONES Y BIENES PÚBLICOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS Y ACCIONES QUE PERMITAN ADECUAR Y MANTENER LAS INSTALACIONES Y BIENES PÚBLICOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA, ASEGURANDO SU FUNCIONAMIENTO EN CONDICIONES ÓPTIMAS

UNIDAD DE MEDIDA: SERVICIO **META:** 80

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 590151003 MANTENIMIENTO DEL SISTEMA DE REFRIGERACIÓN INDUSTRIAL

UNIDAD DE MEDIDA: SERVICIO **META:** 13

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.356.100**	**0**	**0**	**0**	**0**	**6.356.100**
402	03	00	00	Textiles y vestuarios	96.000	0	0	0	0	96.000
402	03	01	00	Textiles	96.000	0	0	0	0	96.000
402	06	00	00	Productos químicos y derivados	2.438.000	0	0	0	0	2.438.000
402	06	01	00	Sustancias químicas y de uso industrial	600.000	0	0	0	0	600.000
402	06	06	00	Combustibles y lubricantes	1.834.000	0	0	0	0	1.834.000
402	06	08	00	Productos plásticos	4.000	0	0	0	0	4.000
402	08	00	00	Productos metálicos	2.759.100	0	0	0	0	2.759.100
402	08	02	00	Productos de metales no ferrosos	1.700.000	0	0	0	0	1.700.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	802.100	0	0	0	0	802.100
402	08	10	00	Repuestos y accesorios para otros equipos	257.000	0	0	0	0	257.000
402	10	00	00	Productos varios y útiles diversos	1.063.000	0	0	0	0	1.063.000
402	10	11	00	Materiales eléctricos	719.000	0	0	0	0	719.000
402	10	99	00	Otros productos y útiles diversos	344.000	0	0	0	0	344.000
403	**00**	**00**	**00**	**Servicios no personales**	**40.007.055**	**0**	**0**	**0**	**0**	**40.007.055**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.000.000	0	0	0	0	3.000.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	3.000.000	0	0	0	0	3.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	29.000.000	0	0	0	0	29.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	29.000.000	0	0	0	0	29.000.000
403	18	00	00	Impuestos indirectos	8.007.055	0	0	0	0	8.007.055
403	18	01	00	Impuesto al valor agregado	8.007.055	0	0	0	0	8.007.055
404	**00**	**00**	**00**	**Activos reales**	**28.369.357**	**0**	**0**	**0**	**0**	**28.369.357**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	17.000.000	0	0	0	0	17.000.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	17.000.000	0	0	0	0	17.000.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	17.000.000	0	0	0	0	17.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 128852 590151000 ADECUACIÓN Y MANTENIMIENTO DE LAS INSTALACIONES Y BIENES PÚBLICOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS Y ACCIONES QUE PERMITAN ADECUAR Y MANTENER LAS INSTALACIONES Y BIENES PÚBLICOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA, ASEGURANDO SU FUNCIONAMIENTO EN CONDICIONES ÓPTIMAS

UNIDAD DE MEDIDA: SERVICIO **META:** 80

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 590151003 MANTENIMIENTO DEL SISTEMA DE REFRIGERACIÓN INDUSTRIAL

UNIDAD DE MEDIDA: SERVICIO **META:** 13

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	2.000.000	0	0	0	0	2.000.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	2.000.000	0	0	0	0	2.000.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.982.000	0	0	0	0	1.982.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	1.810.000	0	0	0	0	1.810.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	172.000	0	0	0	0	172.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	204.500	0	0	0	0	204.500
404	07	01	00	Equipos científicos y de laboratorio	204.500	0	0	0	0	204.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.182.857	0	0	0	0	7.182.857
404	09	03	00	Mobiliario y equipos de alojamiento	7.182.857	0	0	0	0	7.182.857
				Totales	**74.732.512**	**0**	**0**	**0**	**0**	**74.732.512**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 599999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.312.588.355

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.891.723.432**	**4.420.864.923**	**0**	**0**	**0**	**7.312.588.355**
407	01	00	00	Transferencias y donaciones corrientes internas	2.891.723.432	0	0	0	0	2.891.723.432
407	01	03	00	Transferencias corrientes internas al sector público	2.891.723.432	0	0	0	0	2.891.723.432
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.239.725.260	0	0	0	0	1.239.725.260
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.651.998.172	0	0	0	0	1.651.998.172
407	03	00	00	Transferencias y donaciones de capital internas	0	4.420.864.923	0	0	0	4.420.864.923
407	03	03	00	Transferencias de capital internas al sector público	0	4.420.864.923	0	0	0	4.420.864.923
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	4.420.864.923	0	0	0	4.420.864.923
				Totales	**2.891.723.432**	**4.420.864.923**	**0**	**0**	**0**	**7.312.588.355**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

59 - 52

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 599999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.312.588.355

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.891.723.432**	**4.420.864.923**	**0**	**0**	**0**	**7.312.588.355**
407	01	00	00	Transferencias y donaciones corrientes internas	2.891.723.432	0	0	0	0	2.891.723.432
407	01	03	00	Transferencias corrientes internas al sector público	2.891.723.432	0	0	0	0	2.891.723.432
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.239.725.260	0	0	0	0	1.239.725.260
				- A0292 Fundación "Instituto para el Desarrollo Energético Luis Zambrano"	178.836.244	0	0	0	0	178.836.244
				- A0364 Fundación para el Desarrollo del Servicio Eléctrico (FUNDELEC)	1.060.889.016	0	0	0	0	1.060.889.016
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.651.998.172	0	0	0	0	1.651.998.172
				- A1291 Corporación Eléctrica Nacional, S.A. (CORPOELEC)	1.651.998.172	0	0	0	0	1.651.998.172
407	03	00	00	Transferencias y donaciones de capital internas	0	4.420.864.923	0	0	0	4.420.864.923
407	03	03	00	Transferencias de capital internas al sector público	0	4.420.864.923	0	0	0	4.420.864.923
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	4.420.864.923	0	0	0	4.420.864.923
				- A1291 Corporación Eléctrica Nacional, S.A. (CORPOELEC)	0	4.420.864.923	0	0	0	4.420.864.923
				Totales	**2.891.723.432**	**4.420.864.923**	**0**	**0**	**0**	**7.312.588.355**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 599999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.312.588.355

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 599999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CORPORACIÓN ELÉCTRICA NACIONAL, S.A. (CORPOELEC)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 6.072.863.095

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.651.998.172**	**4.420.864.923**	**0**	**0**	**0**	**6.072.863.095**
407	01	00	00	Transferencias y donaciones corrientes internas	1.651.998.172	0	0	0	0	1.651.998.172
407	01	03	00	Transferencias corrientes internas al sector público	1.651.998.172	0	0	0	0	1.651.998.172
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.651.998.172	0	0	0	0	1.651.998.172
407	03	00	00	Transferencias y donaciones de capital internas	0	4.420.864.923	0	0	0	4.420.864.923
407	03	03	00	Transferencias de capital internas al sector público	0	4.420.864.923	0	0	0	4.420.864.923
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	4.420.864.923	0	0	0	4.420.864.923
				Totales	**1.651.998.172**	**4.420.864.923**	**0**	**0**	**0**	**6.072.863.095**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 599999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.312.588.355

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 599999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DEL SERVICIO ELÉCTRICO (FUNDELEC)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.060.889.016

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.060.889.016**	**0**	**0**	**0**	**0**	**1.060.889.016**
407	01	00	00	Transferencias y donaciones corrientes internas	1.060.889.016	0	0	0	0	1.060.889.016
407	01	03	00	Transferencias corrientes internas al sector público	1.060.889.016	0	0	0	0	1.060.889.016
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.060.889.016	0	0	0	0	1.060.889.016
				Totales	**1.060.889.016**	**0**	**0**	**0**	**0**	**1.060.889.016**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 599999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.312.588.355

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 599999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN "INSTITUTO PARA EL DESARROLLO ENERGÉTICO LUIS ZAMBRANO"

UNIDAD DE MEDIDA: BOLÍVAR **META:** 178.836.244

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**178.836.244**	**0**	**0**	**0**	**0**	**178.836.244**
407	01	00	00	Transferencias y donaciones corrientes internas	178.836.244	0	0	0	0	178.836.244
407	01	03	00	Transferencias corrientes internas al sector público	178.836.244	0	0	0	0	178.836.244
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	178.836.244	0	0	0	0	178.836.244
				Totales	**178.836.244**	**0**	**0**	**0**	**0**	**178.836.244**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

ACCIÓN CENTRALIZADA: 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**2.475.812.086**	0	0	0	0	**2.475.812.086**
401	01	00	00	Sueldos, salarios y otras retribuciones	497.393.752	0	0	0	0	497.393.752
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	126.611.114	0	0	0	0	126.611.114
401	01	03	00	Suplencias a empleados	250.000	0	0	0	0	250.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	27.590.016	0	0	0	0	27.590.016
401	01	13	00	Suplencias a obreros	250.000	0	0	0	0	250.000
401	01	18	00	Remuneraciones al personal contratado	86.111.432	0	0	0	0	86.111.432
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	53.590.764	0	0	0	0	53.590.764
401	01	18	02	Remuneraciones por honorarios profesionales	32.520.668	0	0	0	0	32.520.668
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.163.720	0	0	0	0	1.163.720
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	311.676	0	0	0	0	311.676
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.209.312	0	0	0	0	1.209.312
401	01	99	00	Otras retribuciones	253.896.482	0	0	0	0	253.896.482
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	25.092.042	0	0	0	0	25.092.042
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	16.859.454	0	0	0	0	16.859.454
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	8.232.588	0	0	0	0	8.232.588
401	03	00	00	Primas	41.880.524	0	0	0	0	41.880.524
401	03	02	00	Primas de transporte a empleados	1.100.000	0	0	0	0	1.100.000
401	03	08	00	Primas de profesionalización a empleados	15.193.740	0	0	0	0	15.193.740
401	03	09	00	Primas por antigüedad a empleados	14.802.900	0	0	0	0	14.802.900
401	03	17	00	Primas de transporte a obreros	1.800.000	0	0	0	0	1.800.000
401	03	21	00	Primas por antigüedad a obreros	4.715.400	0	0	0	0	4.715.400
401	03	22	00	Primas de profesionalización a obreros	3.310.884	0	0	0	0	3.310.884
401	03	37	00	Primas de transporte al personal contratado	900.000	0	0	0	0	900.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	57.600	0	0	0	0	57.600
401	04	00	00	Complementos de sueldos y salarios	690.730.889	0	0	0	0	690.730.889
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	420.000	0	0	0	0	420.000
401	04	02	00	Complemento a empleados por trabajo nocturno	420.000	0	0	0	0	420.000
401	04	06	00	Complemento a empleados por comisión de servicios	3.950.000	0	0	0	0	3.950.000
401	04	08	00	Bono compensatorio de alimentación a empleados	46.847.550	0	0	0	0	46.847.550
401	04	10	00	Complemento a empleados por días feriados	420.000	0	0	0	0	420.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.150.000	0	0	0	0	1.150.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.150.000	0	0	0	0	1.150.000
401	04	18	00	Bono compensatorio de alimentación a obreros	16.294.800	0	0	0	0	16.294.800
401	04	20	00	Complemento a obreros por días feriados	1.250.000	0	0	0	0	1.250.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.150.000	0	0	0	0	1.150.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	16.515.000	0	0	0	0	16.515.000
401	04	28	00	Complemento al personal contratado por días feriados	1.150.000	0	0	0	0	1.150.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	55.050	0	0	0	0	55.050
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	200.000	0	0	0	0	200.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	220.200	0	0	0	0	220.200
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	311.676	0	0	0	0	311.676
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.266.912	0	0	0	0	1.266.912
401	04	96	00	Otros complementos a empleados	514.792.111	0	0	0	0	514.792.111
401	04	97	00	Otros complementos a obreros	47.440.414	0	0	0	0	47.440.414
401	04	98	00	Otros complementos al personal contratado	35.727.176	0	0	0	0	35.727.176
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	242.516.438	0	0	0	0	242.516.438
401	05	01	00	Aguinaldos a empleados	109.927.304	0	0	0	0	109.927.304
401	05	03	00	Bono vacacional a empleados	57.492.285	0	0	0	0	57.492.285
401	05	04	00	Aguinaldos a obreros	28.686.567	0	0	0	0	28.686.567
401	05	06	00	Bono vacacional a obreros	13.611.187	0	0	0	0	13.611.187
401	05	07	00	Aguinaldos al personal contratado	21.666.006	0	0	0	0	21.666.006
401	05	08	00	Bono vacacional al personal contratado	10.459.503	0	0	0	0	10.459.503
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	86.577	0	0	0	0	86.577
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	43.289	0	0	0	0	43.289
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	354.560	0	0	0	0	354.560
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	189.160	0	0	0	0	189.160
401	06	00	00	Aportes patronales y legales	99.800.193	0	0	0	0	99.800.193
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	26.600.430	0	0	0	0	26.600.430
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	17.902.120	0	0	0	0	17.902.120
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.758.856	0	0	0	0	7.758.856
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	14.133.435	0	0	0	0	14.133.435
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	7.526.910	0	0	0	0	7.526.910

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

ACCIÓN CENTRALIZADA: 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	4.647.738	0	0	0	0	4.647.738
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.256.841	0	0	0	0	2.256.841
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.672.281	0	0	0	0	3.672.281
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	6.528.925	0	0	0	0	6.528.925
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.794.494	0	0	0	0	2.794.494
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	2.060.373	0	0	0	0	2.060.373
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	31.062	0	0	0	0	31.062
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	20.008	0	0	0	0	20.008
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	15.071	0	0	0	0	15.071
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	9.135	0	0	0	0	9.135
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	125.616	0	0	0	0	125.616
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	81.700	0	0	0	0	81.700
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	61.564	0	0	0	0	61.564
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	36.828	0	0	0	0	36.828
401	06	95	00	Otros aportes legales por personal contratado	3.536.806	0	0	0	0	3.536.806
401	07	00	00	Asistencia socio-económica	674.798.743	0	0	0	0	674.798.743
401	07	01	00	Capacitación y adiestramiento a empleados	1.272.000	0	0	0	0	1.272.000
401	07	02	00	Becas a empleados	11.145.600	0	0	0	0	11.145.600
401	07	03	00	Ayudas por matrimonio a empleados	405.600	0	0	0	0	405.600
401	07	04	00	Ayudas por nacimiento de hijos a empleados	577.200	0	0	0	0	577.200
401	07	05	00	Ayudas por defunción a empleados	288.600	0	0	0	0	288.600
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.150.000	0	0	0	0	1.150.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	255.789.827	0	0	0	0	255.789.827
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	95.936.500	0	0	0	0	95.936.500
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.995.500	0	0	0	0	5.995.500
401	07	10	00	Dotación de uniformes a empleados	4.340.000	0	0	0	0	4.340.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.635.000	0	0	0	0	3.635.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	5.321.250	0	0	0	0	5.321.250
401	07	17	00	Capacitación y adiestramiento a obreros	948.000	0	0	0	0	948.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA ACCIÓN CENTRALIZADA: 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	18	00	Becas a obreros	10.141.200	0	0	0	0	10.141.200
401	07	19	00	Ayudas por matrimonio de obreros	163.800	0	0	0	0	163.800
401	07	20	00	Ayudas por nacimiento de hijos de obreros	234.000	0	0	0	0	234.000
401	07	21	00	Ayudas por defunción a obreros	117.000	0	0	0	0	117.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	650.000	0	0	0	0	650.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	66.079.830	0	0	0	0	66.079.830
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	45.147.500	0	0	0	0	45.147.500
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	4.746.000	0	0	0	0	4.746.000
401	07	26	00	Dotación de uniformes a obreros	17.773.000	0	0	0	0	17.773.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.925.000	0	0	0	0	1.925.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	3.943.500	0	0	0	0	3.943.500
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	15.600	0	0	0	0	15.600
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	15.600	0	0	0	0	15.600
401	07	55	00	Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular	15.600	0	0	0	0	15.600
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	650.000	0	0	0	0	650.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	241.408	0	0	0	0	241.408
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	223.108	0	0	0	0	223.108
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	15.600	0	0	0	0	15.600
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	15.600	0	0	0	0	15.600
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	15.600	0	0	0	0	15.600
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	650.000	0	0	0	0	650.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	986.804	0	0	0	0	986.804
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	892.432	0	0	0	0	892.432
401	07	74	00	Capacitación y adiestramiento al personal contratado	948.000	0	0	0	0	948.000
401	07	75	00	Becas al personal contratado	2.430.000	0	0	0	0	2.430.000
401	07	76	00	Ayudas por matrimonio al personal contratado	210.600	0	0	0	0	210.600
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	296.400	0	0	0	0	296.400
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	650.000	0	0	0	0	650.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	50.929.302	0	0	0	0	50.929.302

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	59.391.000	0	0	0	0	59.391.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	2.131.500	0	0	0	0	2.131.500
401	07	83	00	Dotación de uniformes al personal contratado	12.582.182	0	0	0	0	12.582.182
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.605.000	0	0	0	0	1.605.000
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	2.161.500	0	0	0	0	2.161.500
401	08	00	00	Prestaciones sociales e indemnizaciones	203.599.505	0	0	0	0	203.599.505
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	140.277.443	0	0	0	0	140.277.443
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	37.259.574	0	0	0	0	37.259.574
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	25.399.756	0	0	0	0	25.399.756
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	130.156	0	0	0	0	130.156
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	532.576	0	0	0	0	532.576
403	**00**	**00**	**00**	**Servicios no personales**	**108.814.716**	**0**	**0**	**0**	**0**	**108.814.716**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	46.480.000	0	0	0	0	46.480.000
403	10	07	00	Servicios de capacitación y adiestramiento	46.480.000	0	0	0	0	46.480.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	45.671.095	0	0	0	0	45.671.095
403	16	01	00	Servicios de diversión, esparcimiento y culturales	45.671.095	0	0	0	0	45.671.095
403	18	00	00	Impuestos indirectos	13.716.061	0	0	0	0	13.716.061
403	18	01	00	Impuesto al valor agregado	13.716.061	0	0	0	0	13.716.061
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.947.560	0	0	0	0	2.947.560
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.947.560	0	0	0	0	2.947.560
				Totales	**2.584.626.802**	**0**	**0**	**0**	**0**	**2.584.626.802**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 59 - 61

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

ACCIÓN CENTRALIZADA: 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 590001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.475.812.086**	**0**	**0**	**0**	**0**	**2.475.812.086**
401	01	00	00	Sueldos, salarios y otras retribuciones	497.393.752	0	0	0	0	497.393.752
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	126.611.114	0	0	0	0	126.611.114
401	01	03	00	Suplencias a empleados	250.000	0	0	0	0	250.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	27.590.016	0	0	0	0	27.590.016
401	01	13	00	Suplencias a obreros	250.000	0	0	0	0	250.000
401	01	18	00	Remuneraciones al personal contratado	86.111.432	0	0	0	0	86.111.432
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	53.590.764	0	0	0	0	53.590.764
401	01	18	02	Remuneraciones por honorarios profesionales	32.520.668	0	0	0	0	32.520.668
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.163.720	0	0	0	0	1.163.720
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	311.676	0	0	0	0	311.676
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.209.312	0	0	0	0	1.209.312
401	01	99	00	Otras retribuciones	253.896.482	0	0	0	0	253.896.482
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	25.092.042	0	0	0	0	25.092.042
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	16.859.454	0	0	0	0	16.859.454
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	8.232.588	0	0	0	0	8.232.588
401	03	00	00	Primas	41.880.524	0	0	0	0	41.880.524
401	03	02	00	Primas de transporte a empleados	1.100.000	0	0	0	0	1.100.000
401	03	08	00	Primas de profesionalización a empleados	15.193.740	0	0	0	0	15.193.740
401	03	09	00	Primas por antigüedad a empleados	14.802.900	0	0	0	0	14.802.900
401	03	17	00	Primas de transporte a obreros	1.800.000	0	0	0	0	1.800.000
401	03	21	00	Primas por antigüedad a obreros	4.715.400	0	0	0	0	4.715.400
401	03	22	00	Primas de profesionalización a obreros	3.310.884	0	0	0	0	3.310.884
401	03	37	00	Primas de transporte al personal contratado	900.000	0	0	0	0	900.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	57.600	0	0	0	0	57.600
401	04	00	00	Complementos de sueldos y salarios	690.730.889	0	0	0	0	690.730.889
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	420.000	0	0	0	0	420.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

ACCIÓN CENTRALIZADA: 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 590001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	02	00	Complemento a empleados por trabajo nocturno	420.000	0	0	0	0	420.000
401	04	06	00	Complemento a empleados por comisión de servicios	3.950.000	0	0	0	0	3.950.000
401	04	08	00	Bono compensatorio de alimentación a empleados	46.847.550	0	0	0	0	46.847.550
401	04	10	00	Complemento a empleados por días feriados	420.000	0	0	0	0	420.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.150.000	0	0	0	0	1.150.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.150.000	0	0	0	0	1.150.000
401	04	18	00	Bono compensatorio de alimentación a obreros	16.294.800	0	0	0	0	16.294.800
401	04	20	00	Complemento a obreros por días feriados	1.250.000	0	0	0	0	1.250.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.150.000	0	0	0	0	1.150.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	16.515.000	0	0	0	0	16.515.000
401	04	28	00	Complemento al personal contratado por días feriados	1.150.000	0	0	0	0	1.150.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	55.050	0	0	0	0	55.050
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	200.000	0	0	0	0	200.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	220.200	0	0	0	0	220.200
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	311.676	0	0	0	0	311.676
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.266.912	0	0	0	0	1.266.912
401	04	96	00	Otros complementos a empleados	514.792.111	0	0	0	0	514.792.111
401	04	97	00	Otros complementos a obreros	47.440.414	0	0	0	0	47.440.414
401	04	98	00	Otros complementos al personal contratado	35.727.176	0	0	0	0	35.727.176
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	242.516.438	0	0	0	0	242.516.438
401	05	01	00	Aguinaldos a empleados	109.927.304	0	0	0	0	109.927.304
401	05	03	00	Bono vacacional a empleados	57.492.285	0	0	0	0	57.492.285
401	05	04	00	Aguinaldos a obreros	28.686.567	0	0	0	0	28.686.567
401	05	06	00	Bono vacacional a obreros	13.611.187	0	0	0	0	13.611.187
401	05	07	00	Aguinaldos al personal contratado	21.666.006	0	0	0	0	21.666.006
401	05	08	00	Bono vacacional al personal contratado	10.459.503	0	0	0	0	10.459.503
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	86.577	0	0	0	0	86.577

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

ACCIÓN CENTRALIZADA: 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 590001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	43.289	0	0	0	0	43.289
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	354.560	0	0	0	0	354.560
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	189.160	0	0	0	0	189.160
401	06	00	00	Aportes patronales y legales	99.800.193	0	0	0	0	99.800.193
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	26.600.430	0	0	0	0	26.600.430
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	17.902.120	0	0	0	0	17.902.120
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.758.856	0	0	0	0	7.758.856
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	14.133.435	0	0	0	0	14.133.435
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	7.526.910	0	0	0	0	7.526.910
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	4.647.738	0	0	0	0	4.647.738
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.256.841	0	0	0	0	2.256.841
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.672.281	0	0	0	0	3.672.281
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	6.528.925	0	0	0	0	6.528.925
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.794.494	0	0	0	0	2.794.494
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	2.060.373	0	0	0	0	2.060.373
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	31.062	0	0	0	0	31.062
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	20.008	0	0	0	0	20.008
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	15.071	0	0	0	0	15.071
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	9.135	0	0	0	0	9.135
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	125.616	0	0	0	0	125.616
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	81.700	0	0	0	0	81.700
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	61.564	0	0	0	0	61.564
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	36.828	0	0	0	0	36.828
401	06	95	00	Otros aportes legales por personal contratado	3.536.806	0	0	0	0	3.536.806
401	07	00	00	Asistencia socio-económica	674.798.743	0	0	0	0	674.798.743

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

ACCIÓN CENTRALIZADA: 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 590001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	01	00	Capacitación y adiestramiento a empleados	1.272.000	0	0	0	0	1.272.000
401	07	02	00	Becas a empleados	11.145.600	0	0	0	0	11.145.600
401	07	03	00	Ayudas por matrimonio a empleados	405.600	0	0	0	0	405.600
401	07	04	00	Ayudas por nacimiento de hijos a empleados	577.200	0	0	0	0	577.200
401	07	05	00	Ayudas por defunción a empleados	288.600	0	0	0	0	288.600
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.150.000	0	0	0	0	1.150.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	255.789.827	0	0	0	0	255.789.827
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	95.936.500	0	0	0	0	95.936.500
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.995.500	0	0	0	0	5.995.500
401	07	10	00	Dotación de uniformes a empleados	4.340.000	0	0	0	0	4.340.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.635.000	0	0	0	0	3.635.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	5.321.250	0	0	0	0	5.321.250
401	07	17	00	Capacitación y adiestramiento a obreros	948.000	0	0	0	0	948.000
401	07	18	00	Becas a obreros	10.141.200	0	0	0	0	10.141.200
401	07	19	00	Ayudas por matrimonio de obreros	163.800	0	0	0	0	163.800
401	07	20	00	Ayudas por nacimiento de hijos de obreros	234.000	0	0	0	0	234.000
401	07	21	00	Ayudas por defunción a obreros	117.000	0	0	0	0	117.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	650.000	0	0	0	0	650.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	66.079.830	0	0	0	0	66.079.830
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	45.147.500	0	0	0	0	45.147.500
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	4.746.000	0	0	0	0	4.746.000
401	07	26	00	Dotación de uniformes a obreros	17.773.000	0	0	0	0	17.773.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.925.000	0	0	0	0	1.925.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	3.943.500	0	0	0	0	3.943.500
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	15.600	0	0	0	0	15.600
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	15.600	0	0	0	0	15.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

ACCIÓN CENTRALIZADA: 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 590001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	55	00	Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular	15.600	0	0	0	0	15.600
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	650.000	0	0	0	0	650.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	241.408	0	0	0	0	241.408
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	223.108	0	0	0	0	223.108
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	15.600	0	0	0	0	15.600
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	15.600	0	0	0	0	15.600
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	15.600	0	0	0	0	15.600
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	650.000	0	0	0	0	650.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	986.804	0	0	0	0	986.804
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	892.432	0	0	0	0	892.432
401	07	74	00	Capacitación y adiestramiento al personal contratado	948.000	0	0	0	0	948.000
401	07	75	00	Becas al personal contratado	2.430.000	0	0	0	0	2.430.000
401	07	76	00	Ayudas por matrimonio al personal contratado	210.600	0	0	0	0	210.600
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	296.400	0	0	0	0	296.400
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	650.000	0	0	0	0	650.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	50.929.302	0	0	0	0	50.929.302
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	59.391.000	0	0	0	0	59.391.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	2.131.500	0	0	0	0	2.131.500
401	07	83	00	Dotación de uniformes al personal contratado	12.582.182	0	0	0	0	12.582.182
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.605.000	0	0	0	0	1.605.000
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	2.161.500	0	0	0	0	2.161.500
401	08	00	00	Prestaciones sociales e indemnizaciones	203.599.505	0	0	0	0	203.599.505
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	140.277.443	0	0	0	0	140.277.443
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	37.259.574	0	0	0	0	37.259.574
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	25.399.756	0	0	0	0	25.399.756

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

ACCIÓN CENTRALIZADA: 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 590001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	130.156	0	0	0	0	130.156
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	532.576	0	0	0	0	532.576
403	**00**	**00**	**00**	**Servicios no personales**	**108.814.716**	**0**	**0**	**0**	**0**	**108.814.716**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	46.480.000	0	0	0	0	46.480.000
403	10	07	00	Servicios de capacitación y adiestramiento	46.480.000	0	0	0	0	46.480.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	45.671.095	0	0	0	0	45.671.095
403	16	01	00	Servicios de diversión, esparcimiento y culturales	45.671.095	0	0	0	0	45.671.095
403	18	00	00	Impuestos indirectos	13.716.061	0	0	0	0	13.716.061
403	18	01	00	Impuesto al valor agregado	13.716.061	0	0	0	0	13.716.061
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.947.560	0	0	0	0	2.947.560
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.947.560	0	0	0	0	2.947.560
				Totales	**2.584.626.802**	**0**	**0**	**0**	**0**	**2.584.626.802**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA   ACCIÓN CENTRALIZADA: 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**794.032.087**	**0**	**0**	**0**	**0**	**794.032.087**
402	01	00	00	Productos alimenticios y agropecuarios	123.820.745	0	0	0	0	123.820.745
402	01	01	00	Alimentos y bebidas para personas	123.820.745	0	0	0	0	123.820.745
402	03	00	00	Textiles y vestuarios	44.461.280	0	0	0	0	44.461.280
402	03	01	00	Textiles	4.251.000	0	0	0	0	4.251.000
402	03	02	00	Prendas de vestir	37.557.000	0	0	0	0	37.557.000
402	03	03	00	Calzados	2.653.280	0	0	0	0	2.653.280
402	04	00	00	Productos de cuero y caucho	280.000	0	0	0	0	280.000
402	04	01	00	Cueros y pieles	200.000	0	0	0	0	200.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	80.000	0	0	0	0	80.000
402	05	00	00	Productos de papel, cartón e impresos	336.787.719	0	0	0	0	336.787.719
402	05	01	00	Pulpa de madera, papel y cartón	41.114.580	0	0	0	0	41.114.580
402	05	02	00	Envases y cajas de papel y cartón	40.528.856	0	0	0	0	40.528.856
402	05	03	00	Productos de papel y cartón para oficina	187.636.303	0	0	0	0	187.636.303
402	05	04	00	Libros, revistas y periódicos	10.857.480	0	0	0	0	10.857.480
402	05	05	00	Material de enseñanza	1.050.400	0	0	0	0	1.050.400
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	55.600.100	0	0	0	0	55.600.100
402	06	00	00	Productos químicos y derivados	31.589.712	0	0	0	0	31.589.712
402	06	02	00	Abonos, plaguicidas y otros	14.400	0	0	0	0	14.400
402	06	03	00	Tintas, pinturas y colorantes	1.657.440	0	0	0	0	1.657.440
402	06	04	00	Productos farmacéuticos y medicamentos	6.500.000	0	0	0	0	6.500.000
402	06	05	00	Productos de tocador	204.736	0	0	0	0	204.736
402	06	06	00	Combustibles y lubricantes	344.980	0	0	0	0	344.980
402	06	08	00	Productos plásticos	22.868.156	0	0	0	0	22.868.156
402	07	00	00	Productos minerales no metálicos	60.000	0	0	0	0	60.000
402	07	02	00	Vidrios y productos de vidrio	60.000	0	0	0	0	60.000
402	08	00	00	Productos metálicos	143.439	0	0	0	0	143.439
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	88.479	0	0	0	0	88.479
402	08	07	00	Material de señalamiento	54.960	0	0	0	0	54.960
402	10	00	00	Productos varios y útiles diversos	256.862.472	0	0	0	0	256.862.472
402	10	01	00	Artículos de deporte, recreación y juguetes	4.040.512	0	0	0	0	4.040.512
402	10	02	00	Materiales y útiles de limpieza y aseo	944.864	0	0	0	0	944.864
402	10	03	00	Utensilios de cocina y comedor	168.000	0	0	0	0	168.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA ACCIÓN CENTRALIZADA: 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	8.500.000	0	0	0	0	8.500.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	192.498.630	0	0	0	0	192.498.630
402	10	06	00	Condecoraciones, ofrendas y similares	2.897.000	0	0	0	0	2.897.000
402	10	07	00	Productos de seguridad en el trabajo	35.790.814	0	0	0	0	35.790.814
402	10	08	00	Materiales para equipos de computación	10.755.252	0	0	0	0	10.755.252
402	10	11	00	Materiales eléctricos	89.680	0	0	0	0	89.680
402	10	12	00	Materiales para instalaciones sanitarias	18.120	0	0	0	0	18.120
402	10	99	00	Otros productos y útiles diversos	1.159.600	0	0	0	0	1.159.600
402	99	00	00	Otros materiales y suministros	26.720	0	0	0	0	26.720
402	99	01	00	Otros materiales y suministros	26.720	0	0	0	0	26.720
403	**00**	**00**	**00**	**Servicios no personales**	**1.431.658.517**	**0**	**0**	**0**	**0**	**1.431.658.517**
403	01	00	00	Alquileres de inmuebles	36.593.600	0	0	0	0	36.593.600
403	01	01	00	Alquileres de edificios y locales	35.613.600	0	0	0	0	35.613.600
403	01	02	00	Alquileres de instalaciones culturales y recreativas	980.000	0	0	0	0	980.000
403	02	00	00	Alquileres de maquinaria y equipos	42.451.771	0	0	0	0	42.451.771
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	36.564.200	0	0	0	0	36.564.200
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	5.367.571	0	0	0	0	5.367.571
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	520.000	0	0	0	0	520.000
403	03	00	00	Derechos sobre bienes intangibles	42.000	0	0	0	0	42.000
403	03	03	00	Paquetes y programas de computación	42.000	0	0	0	0	42.000
403	04	00	00	Servicios básicos	6.758.000	0	0	0	0	6.758.000
403	04	01	00	Electricidad	408.000	0	0	0	0	408.000
403	04	03	00	Agua	170.000	0	0	0	0	170.000
403	04	04	00	Teléfonos	3.600.000	0	0	0	0	3.600.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	2.400.000	0	0	0	0	2.400.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.200.000	0	0	0	0	1.200.000
403	04	05	00	Servicio de comunicaciones	300.000	0	0	0	0	300.000
403	04	06	00	Servicio de aseo urbano y domiciliario	1.620.000	0	0	0	0	1.620.000
403	04	07	00	Servicio de condominio	660.000	0	0	0	0	660.000
403	06	00	00	Servicios de transporte y almacenaje	9.258.748	0	0	0	0	9.258.748
403	06	01	00	Fletes y embalajes	6.587.600	0	0	0	0	6.587.600
403	06	02	00	Almacenaje	2.400.000	0	0	0	0	2.400.000
403	06	03	00	Estacionamiento	79.584	0	0	0	0	79.584

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	191.564	0	0	0	0	191.564
403	07	00	00	Servicios de información, impresión y relaciones públicas	408.926.734	0	0	0	0	408.926.734
403	07	01	00	Publicidad y propaganda	125.100.000	0	0	0	0	125.100.000
403	07	02	00	Imprenta y reproducción	153.692.000	0	0	0	0	153.692.000
403	07	03	00	Relaciones sociales	125.133.000	0	0	0	0	125.133.000
403	07	04	00	Avisos	5.001.734	0	0	0	0	5.001.734
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	52.537.769	0	0	0	0	52.537.769
403	08	01	00	Primas y gastos de seguros	52.237.109	0	0	0	0	52.237.109
403	08	02	00	Comisiones y gastos bancarios	300.660	0	0	0	0	300.660
403	09	00	00	Viáticos y pasajes	497.823.265	0	0	0	0	497.823.265
403	09	01	00	Viáticos y pasajes dentro del país	454.877.149	0	0	0	0	454.877.149
403	09	02	00	Viáticos y pasajes fuera del país	42.946.116	0	0	0	0	42.946.116
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	144.111.112	0	0	0	0	144.111.112
403	10	01	00	Servicios jurídicos	3.841.920	0	0	0	0	3.841.920
403	10	03	00	Servicios de procesamiento de datos	11.670.000	0	0	0	0	11.670.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.120.000	0	0	0	0	1.120.000
403	10	09	00	Servicios de lavandería y tintorería	692.192	0	0	0	0	692.192
403	10	10	00	Servicios de vigilancia	2.710.000	0	0	0	0	2.710.000
403	10	11	00	Servicios para la elaboración y suministro de comida	29.600.000	0	0	0	0	29.600.000
403	10	99	00	Otros servicios profesionales y técnicos	94.477.000	0	0	0	0	94.477.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	21.366.000	0	0	0	0	21.366.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	256.800	0	0	0	0	256.800
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	10.800.000	0	0	0	0	10.800.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	10.000.000	0	0	0	0	10.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	309.200	0	0	0	0	309.200
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.290.000	0	0	0	0	3.290.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.290.000	0	0	0	0	3.290.000
403	18	00	00	Impuestos indirectos	177.739.518	0	0	0	0	177.739.518
403	18	01	00	Impuesto al valor agregado	177.739.518	0	0	0	0	177.739.518
403	99	00	00	Otros servicios no personales	30.760.000	0	0	0	0	30.760.000
403	99	01	00	Otros servicios no personales	30.760.000	0	0	0	0	30.760.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**633.032.502**	**0**	**0**	**0**	**0**	**633.032.502**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	00	00	Transferencias y donaciones corrientes internas	633.032.502	0	0	0	0	633.032.502
407	01	01	00	Transferencias corrientes internas al sector privado	3.000.000	0	0	0	0	3.000.000
407	01	01	73	Subsidios a instituciones benéficas privadas	3.000.000	0	0	0	0	3.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	19.163.379	0	0	0	0	19.163.379
407	01	02	01	Donaciones corrientes a personas	19.163.379	0	0	0	0	19.163.379
407	01	03	00	Transferencias corrientes internas al sector público	610.869.123	0	0	0	0	610.869.123
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	510.869.123	0	0	0	0	510.869.123
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	100.000.000	0	0	0	0	100.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**20.000.000**	**0**	**0**	**0**	**0**	**20.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	20.000.000	0	0	0	0	20.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	20.000.000	0	0	0	0	20.000.000
				Totales	**2.878.723.106**	**0**	**0**	**0**	**0**	**2.878.723.106**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

ACCIÓN CENTRALIZADA: 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**613.869.123**	**0**	**0**	**0**	**0**	**613.869.123**
407	01	00	00	Transferencias y donaciones corrientes internas	613.869.123	0	0	0	0	613.869.123
407	01	01	00	Transferencias corrientes internas al sector privado	3.000.000	0	0	0	0	3.000.000
407	01	01	73	Subsidios a instituciones benéficas privadas	3.000.000	0	0	0	0	3.000.000
				- S2288 Asociación Civil del Ministerio del Poder Popular para la Energía Eléctrica (ASOELEC)	3.000.000	0	0	0	0	3.000.000
407	01	03	00	Transferencias corrientes internas al sector público	610.869.123	0	0	0	0	610.869.123
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	510.869.123	0	0	0	0	510.869.123
				- A0292 Fundación "Instituto para el Desarrollo Energético Luis Zambrano"	115.455.495	0	0	0	0	115.455.495
				- A0364 Fundación para el Desarrollo del Servicio Eléctrico (FUNDELEC)	395.413.628	0	0	0	0	395.413.628
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	100.000.000	0	0	0	0	100.000.000
				- A0522 Corporación Industrial para la Energía Eléctrica, S.A. (Corpoelec Industrial)	100.000.000	0	0	0	0	100.000.000
				Totales	**613.869.123**	**0**	**0**	**0**	**0**	**613.869.123**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA ACCIÓN CENTRALIZADA: 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 590002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**794.032.087**	0	0	0	0	**794.032.087**
402	01	00	00	Productos alimenticios y agropecuarios	123.820.745	0	0	0	0	123.820.745
402	01	01	00	Alimentos y bebidas para personas	123.820.745	0	0	0	0	123.820.745
402	03	00	00	Textiles y vestuarios	44.461.280	0	0	0	0	44.461.280
402	03	01	00	Textiles	4.251.000	0	0	0	0	4.251.000
402	03	02	00	Prendas de vestir	37.557.000	0	0	0	0	37.557.000
402	03	03	00	Calzados	2.653.280	0	0	0	0	2.653.280
402	04	00	00	Productos de cuero y caucho	280.000	0	0	0	0	280.000
402	04	01	00	Cueros y pieles	200.000	0	0	0	0	200.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	80.000	0	0	0	0	80.000
402	05	00	00	Productos de papel, cartón e impresos	336.787.719	0	0	0	0	336.787.719
402	05	01	00	Pulpa de madera, papel y cartón	41.114.580	0	0	0	0	41.114.580
402	05	02	00	Envases y cajas de papel y cartón	40.528.856	0	0	0	0	40.528.856
402	05	03	00	Productos de papel y cartón para oficina	187.636.303	0	0	0	0	187.636.303
402	05	04	00	Libros, revistas y periódicos	10.857.480	0	0	0	0	10.857.480
402	05	05	00	Material de enseñanza	1.050.400	0	0	0	0	1.050.400
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	55.600.100	0	0	0	0	55.600.100
402	06	00	00	Productos químicos y derivados	31.589.712	0	0	0	0	31.589.712
402	06	02	00	Abonos, plaguicidas y otros	14.400	0	0	0	0	14.400
402	06	03	00	Tintas, pinturas y colorantes	1.657.440	0	0	0	0	1.657.440
402	06	04	00	Productos farmacéuticos y medicamentos	6.500.000	0	0	0	0	6.500.000
402	06	05	00	Productos de tocador	204.736	0	0	0	0	204.736
402	06	06	00	Combustibles y lubricantes	344.980	0	0	0	0	344.980
402	06	08	00	Productos plásticos	22.868.156	0	0	0	0	22.868.156
402	07	00	00	Productos minerales no metálicos	60.000	0	0	0	0	60.000
402	07	02	00	Vidrios y productos de vidrio	60.000	0	0	0	0	60.000
402	08	00	00	Productos metálicos	143.439	0	0	0	0	143.439
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	88.479	0	0	0	0	88.479

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 590002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	07	00	Material de señalamiento	54.960	0	0	0	0	54.960
402	10	00	00	Productos varios y útiles diversos	256.862.472	0	0	0	0	256.862.472
402	10	01	00	Artículos de deporte, recreación y juguetes	4.040.512	0	0	0	0	4.040.512
402	10	02	00	Materiales y útiles de limpieza y aseo	944.864	0	0	0	0	944.864
402	10	03	00	Utensilios de cocina y comedor	168.000	0	0	0	0	168.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	8.500.000	0	0	0	0	8.500.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	192.498.630	0	0	0	0	192.498.630
402	10	06	00	Condecoraciones, ofrendas y similares	2.897.000	0	0	0	0	2.897.000
402	10	07	00	Productos de seguridad en el trabajo	35.790.814	0	0	0	0	35.790.814
402	10	08	00	Materiales para equipos de computación	10.755.252	0	0	0	0	10.755.252
402	10	11	00	Materiales eléctricos	89.680	0	0	0	0	89.680
402	10	12	00	Materiales para instalaciones sanitarias	18.120	0	0	0	0	18.120
402	10	99	00	Otros productos y útiles diversos	1.159.600	0	0	0	0	1.159.600
402	99	00	00	Otros materiales y suministros	26.720	0	0	0	0	26.720
402	99	01	00	Otros materiales y suministros	26.720	0	0	0	0	26.720
403	**00**	**00**	**00**	**Servicios no personales**	**1.431.658.517**	**0**	**0**	**0**	**0**	**1.431.658.517**
403	01	00	00	Alquileres de inmuebles	36.593.600	0	0	0	0	36.593.600
403	01	01	00	Alquileres de edificios y locales	35.613.600	0	0	0	0	35.613.600
403	01	02	00	Alquileres de instalaciones culturales y recreativas	980.000	0	0	0	0	980.000
403	02	00	00	Alquileres de maquinaria y equipos	42.451.771	0	0	0	0	42.451.771
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	36.564.200	0	0	0	0	36.564.200
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	5.367.571	0	0	0	0	5.367.571
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	520.000	0	0	0	0	520.000
403	03	00	00	Derechos sobre bienes intangibles	42.000	0	0	0	0	42.000
403	03	03	00	Paquetes y programas de computación	42.000	0	0	0	0	42.000
403	04	00	00	Servicios básicos	6.758.000	0	0	0	0	6.758.000
403	04	01	00	Electricidad	408.000	0	0	0	0	408.000
403	04	03	00	Agua	170.000	0	0	0	0	170.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA ACCIÓN CENTRALIZADA: 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 590002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	04	00	Teléfonos	3.600.000	0	0	0	0	3.600.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	2.400.000	0	0	0	0	2.400.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.200.000	0	0	0	0	1.200.000
403	04	05	00	Servicio de comunicaciones	300.000	0	0	0	0	300.000
403	04	06	00	Servicio de aseo urbano y domiciliario	1.620.000	0	0	0	0	1.620.000
403	04	07	00	Servicio de condominio	660.000	0	0	0	0	660.000
403	06	00	00	Servicios de transporte y almacenaje	9.258.748	0	0	0	0	9.258.748
403	06	01	00	Fletes y embalajes	6.587.600	0	0	0	0	6.587.600
403	06	02	00	Almacenaje	2.400.000	0	0	0	0	2.400.000
403	06	03	00	Estacionamiento	79.584	0	0	0	0	79.584
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	191.564	0	0	0	0	191.564
403	07	00	00	Servicios de información, impresión y relaciones públicas	408.926.734	0	0	0	0	408.926.734
403	07	01	00	Publicidad y propaganda	125.100.000	0	0	0	0	125.100.000
403	07	02	00	Imprenta y reproducción	153.692.000	0	0	0	0	153.692.000
403	07	03	00	Relaciones sociales	125.133.000	0	0	0	0	125.133.000
403	07	04	00	Avisos	5.001.734	0	0	0	0	5.001.734
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	52.537.769	0	0	0	0	52.537.769
403	08	01	00	Primas y gastos de seguros	52.237.109	0	0	0	0	52.237.109
403	08	02	00	Comisiones y gastos bancarios	300.660	0	0	0	0	300.660
403	09	00	00	Viáticos y pasajes	497.823.265	0	0	0	0	497.823.265
403	09	01	00	Viáticos y pasajes dentro del país	454.877.149	0	0	0	0	454.877.149
403	09	02	00	Viáticos y pasajes fuera del país	42.946.116	0	0	0	0	42.946.116
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	144.111.112	0	0	0	0	144.111.112
403	10	01	00	Servicios jurídicos	3.841.920	0	0	0	0	3.841.920
403	10	03	00	Servicios de procesamiento de datos	11.670.000	0	0	0	0	11.670.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.120.000	0	0	0	0	1.120.000
403	10	09	00	Servicios de lavandería y tintorería	692.192	0	0	0	0	692.192
403	10	10	00	Servicios de vigilancia	2.710.000	0	0	0	0	2.710.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 590002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	11	00	Servicios para la elaboración y suministro de comida	29.600.000	0	0	0	0	29.600.000
403	10	99	00	Otros servicios profesionales y técnicos	94.477.000	0	0	0	0	94.477.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	21.366.000	0	0	0	0	21.366.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	256.800	0	0	0	0	256.800
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	10.800.000	0	0	0	0	10.800.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	10.000.000	0	0	0	0	10.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	309.200	0	0	0	0	309.200
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.290.000	0	0	0	0	3.290.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.290.000	0	0	0	0	3.290.000
403	18	00	00	Impuestos indirectos	177.739.518	0	0	0	0	177.739.518
403	18	01	00	Impuesto al valor agregado	177.739.518	0	0	0	0	177.739.518
403	99	00	00	Otros servicios no personales	30.760.000	0	0	0	0	30.760.000
403	99	01	00	Otros servicios no personales	30.760.000	0	0	0	0	30.760.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**20.000.000**	**0**	**0**	**0**	**0**	**20.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	20.000.000	0	0	0	0	20.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	20.000.000	0	0	0	0	20.000.000
				Totales	**2.245.690.604**	**0**	**0**	**0**	**0**	**2.245.690.604**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 590002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**22.163.379**	**0**	**0**	**0**	**0**	**22.163.379**
407	01	00	00	Transferencias y donaciones corrientes internas	22.163.379	0	0	0	0	22.163.379
407	01	01	00	Transferencias corrientes internas al sector privado	3.000.000	0	0	0	0	3.000.000
407	01	01	73	Subsidios a instituciones benéficas privadas	3.000.000	0	0	0	0	3.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	19.163.379	0	0	0	0	19.163.379
407	01	02	01	Donaciones corrientes a personas	19.163.379	0	0	0	0	19.163.379
				Totales	**22.163.379**	**0**	**0**	**0**	**0**	**22.163.379**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 590002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**610.869.123**	**0**	**0**	**0**	**0**	**610.869.123**
407	01	00	00	Transferencias y donaciones corrientes internas	610.869.123	0	0	0	0	610.869.123
407	01	03	00	Transferencias corrientes internas al sector público	610.869.123	0	0	0	0	610.869.123
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	510.869.123	0	0	0	0	510.869.123
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	100.000.000	0	0	0	0	100.000.000
				Totales	**610.869.123**	**0**	**0**	**0**	**0**	**610.869.123**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**32.723.260**	**0**	**0**	**0**	**0**	**32.723.260**
407	01	00	00	Transferencias y donaciones corrientes internas	32.723.260	0	0	0	0	32.723.260
407	01	01	00	Transferencias corrientes internas al sector privado	32.210.610	0	0	0	0	32.210.610
407	01	01	01	Pensiones del personal empleado, obrero y militar	2.040.000	0	0	0	0	2.040.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	3.468.000	0	0	0	0	3.468.000
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	990.000	0	0	0	0	990.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	2.508.000	0	0	0	0	2.508.000
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	535.460	0	0	0	0	535.460
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	7.581.000	0	0	0	0	7.581.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	1.734.000	0	0	0	0	1.734.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	3.352.400	0	0	0	0	3.352.400
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	3.212.750	0	0	0	0	3.212.750
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	6.789.000	0	0	0	0	6.789.000
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	512.650	0	0	0	0	512.650
407	01	06	01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular	150.000	0	0	0	0	150.000
407	01	06	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	66.000	0	0	0	0	66.000
407	01	06	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	127.600	0	0	0	0	127.600
407	01	06	98	Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	169.050	0	0	0	0	169.050
				Totales	**32.723.260**	**0**	**0**	**0**	**0**	**32.723.260**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 59 - 80

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 590003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**32.723.260**	**0**	**0**	**0**	**0**	**32.723.260**
407	01	00	00	Transferencias y donaciones corrientes internas	32.723.260	0	0	0	0	32.723.260
407	01	01	00	Transferencias corrientes internas al sector privado	32.210.610	0	0	0	0	32.210.610
407	01	01	01	Pensiones del personal empleado, obrero y militar	2.040.000	0	0	0	0	2.040.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	3.468.000	0	0	0	0	3.468.000
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	990.000	0	0	0	0	990.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	2.508.000	0	0	0	0	2.508.000
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	535.460	0	0	0	0	535.460
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	7.581.000	0	0	0	0	7.581.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	1.734.000	0	0	0	0	1.734.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	3.352.400	0	0	0	0	3.352.400
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	3.212.750	0	0	0	0	3.212.750
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	6.789.000	0	0	0	0	6.789.000
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	512.650	0	0	0	0	512.650
407	01	06	01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular	150.000	0	0	0	0	150.000
407	01	06	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	66.000	0	0	0	0	66.000
407	01	06	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	127.600	0	0	0	0	127.600
407	01	06	98	Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	169.050	0	0	0	0	169.050
				Totales	**32.723.260**	**0**	**0**	**0**	**0**	**32.723.260**

63
Consejo Federal de Gobierno

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	9.586.215	0	0	0	0	9.586.215
401	01	00	00	Sueldos, salarios y otras retribuciones	3.009.060	0	0	0	0	3.009.060
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.435.379	0	0	0	0	1.435.379
401	01	18	00	Remuneraciones al personal contratado	435.159	0	0	0	0	435.159
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	435.159	0	0	0	0	435.159
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	111.798	0	0	0	0	111.798
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	119.005	0	0	0	0	119.005
401	01	99	00	Otras retribuciones	907.719	0	0	0	0	907.719
401	03	00	00	Primas	972.351	0	0	0	0	972.351
401	03	02	00	Primas de transporte a empleados	120.000	0	0	0	0	120.000
401	03	03	00	Primas por hogar a empleados	120.000	0	0	0	0	120.000
401	03	08	00	Primas de profesionalización a empleados	332.356	0	0	0	0	332.356
401	03	09	00	Primas por antigüedad a empleados	203.340	0	0	0	0	203.340
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	82.438	0	0	0	0	82.438
401	03	37	00	Primas de transporte al personal contratado	36.000	0	0	0	0	36.000
401	03	38	00	Primas por hogar al personal contratado	36.000	0	0	0	0	36.000
401	03	40	00	Primas de profesionalización al personal contratado	42.217	0	0	0	0	42.217
401	04	00	00	Complementos de sueldos y salarios	1.180.893	0	0	0	0	1.180.893
401	04	08	00	Bono compensatorio de alimentación a empleados	759.375	0	0	0	0	759.375
401	04	26	00	Bono compensatorio de alimentación al personal contratado	177.186	0	0	0	0	177.186
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	42.188	0	0	0	0	42.188
401	04	98	00	Otros complementos al personal contratado	202.144	0	0	0	0	202.144
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.477.806	0	0	0	0	1.477.806
401	05	01	00	Aguinaldos a empleados	632.421	0	0	0	0	632.421
401	05	03	00	Bono vacacional a empleados	505.937	0	0	0	0	505.937
401	05	07	00	Aguinaldos al personal contratado	183.987	0	0	0	0	183.987
401	05	08	00	Bono vacacional al personal contratado	73.595	0	0	0	0	73.595
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	45.481	0	0	0	0	45.481
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	36.385	0	0	0	0	36.385
401	06	00	00	Aportes patronales y legales	486.681	0	0	0	0	486.681
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	197.024	0	0	0	0	197.024

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 129314 630023000 IMPULSAR LA CREACIÓN DEL SISTEMA INTEGRADO DE GESTIÓN DE PROYECTOS PARA EL DESARROLLO TERRITORIAL.

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD INSTITUCIONAL A TRAVÉS DE LA IMPLEMENTACIÓN DEL GOBIERNO ELECTRÓNICO COMO POLÍTICA DE ESTADO, QUE POSIBILITE UNA MEJORA SUSTANTIVA DE LA GESTIÓN INTERNA Y UNA INTERACTUACIÓN CON ALGUNOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL PARA LA PROMOCIÓN Y ESTABLECIMIENTO DE PROCESOS DE CONTRALORÍA SOCIAL Y DE PARTICIPACIÓN POPULAR EN LA FORMULACIÓN Y EJECUCIÓN DE PROYECTOS, EN ARAS DE IMPULSAR UNA ADMINISTRACIÓN MUCHA MÁS EFICAZ, EFICIENTE Y TRANSPARENTE.

UNIDAD DE MEDIDA: SISTEMA

META: 1

RESPONSABLE/EJECUTOR: COORDINACIÓN DE ADMINISTRACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**6.422.797**	**0**	**0**	**0**	**0**	**6.422.797**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	6.422.797	0	0	0	0	6.422.797
403	10	99	00	Otros servicios profesionales y técnicos	6.422.797	0	0	0	0	6.422.797
				Totales	**6.422.797**	**0**	**0**	**0**	**0**	**6.422.797**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 63 - 5

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 129314 630023000 IMPULSAR LA CREACIÓN DEL SISTEMA INTEGRADO DE GESTIÓN DE PROYECTOS PARA EL DESARROLLO TERRITORIAL.

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD INSTITUCIONAL A TRAVÉS DE LA IMPLEMENTACIÓN DEL GOBIERNO ELECTRÓNICO COMO POLÍTICA DE ESTADO, QUE POSIBILITE UNA MEJORA SUSTANTIVA DE LA GESTIÓN INTERNA Y UNA INTERACTUACIÓN CON ALGUNOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL PARA LA PROMOCIÓN Y ESTABLECIMIENTO DE PROCESOS DE CONTRALORÍA SOCIAL Y DE PARTICIPACIÓN POPULAR EN LA FORMULACIÓN Y EJECUCIÓN DE PROYECTOS, EN ARAS DE IMPULSAR UNA ADMINISTRACIÓN MUCHA MÁS EFICAZ, EFICIENTE Y TRANSPARENTE.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: COORDINACIÓN DE ADMINISTRACIÓN **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 129314 630023000 IMPULSAR LA CREACIÓN DEL SISTEMA INTEGRADO DE GESTIÓN DE PROYECTOS PARA EL DESARROLLO TERRITORIAL.

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD INSTITUCIONAL A TRAVÉS DE LA IMPLEMENTACIÓN DEL GOBIERNO ELECTRÓNICO COMO POLÍTICA DE ESTADO, QUE POSIBILITE UNA MEJORA SUSTANTIVA DE LA GESTIÓN INTERNA Y UNA INTERACTUACIÓN CON ALGUNOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL PARA LA PROMOCIÓN Y ESTABLECIMIENTO DE PROCESOS DE CONTRALORÍA SOCIAL Y DE PARTICIPACIÓN POPULAR EN LA FORMULACIÓN Y EJECUCIÓN DE PROYECTOS, EN ARAS DE IMPULSAR UNA ADMINISTRACIÓN MUCHA MÁS EFICAZ, EFICIENTE Y TRANSPARENTE.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: COORDINACIÓN DE ADMINISTRACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 630023001 IMPLEMENTAR EL MÓDULO DE REGISTRO Y EVALUACIÓN DE PROYECTOS PARA ORIENTAR LAS ACCIONES DE GESTIÓN TERRITORIAL

UNIDAD DE MEDIDA: MÓDULO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.725.522**	**0**	**0**	**0**	**0**	**3.725.522**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.725.522	0	0	0	0	3.725.522
403	10	99	00	Otros servicios profesionales y técnicos	3.725.522	0	0	0	0	3.725.522
				Totales	**3.725.522**	**0**	**0**	**0**	**0**	**3.725.522**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 129314 630023000 IMPULSAR LA CREACIÓN DEL SISTEMA INTEGRADO DE GESTIÓN DE PROYECTOS PARA EL DESARROLLO TERRITORIAL.

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD INSTITUCIONAL A TRAVÉS DE LA IMPLEMENTACIÓN DEL GOBIERNO ELECTRÓNICO COMO POLÍTICA DE ESTADO, QUE POSIBILITE UNA MEJORA SUSTANTIVA DE LA GESTIÓN INTERNA Y UNA INTERACTUACIÓN CON ALGUNOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL PARA LA PROMOCIÓN Y ESTABLECIMIENTO DE PROCESOS DE CONTRALORÍA SOCIAL Y DE PARTICIPACIÓN POPULAR EN LA FORMULACIÓN Y EJECUCIÓN DE PROYECTOS, EN ARAS DE IMPULSAR UNA ADMINISTRACIÓN MUCHA MÁS EFICAZ, EFICIENTE Y TRANSPARENTE.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: COORDINACIÓN DE ADMINISTRACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 630023002 DESARROLLAR UN PLAN PILOTO PARA EL LEVANTAMIENTO DE PROCESOS, PROYECTOS Y PLANES DE INVERSIÓN FINANCIADOS, COMO MEDIOS PARA GARANTIZAR EL DESARROLLO PRODUCTIVO

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.697.275**	**0**	**0**	**0**	**0**	**2.697.275**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.697.275	0	0	0	0	2.697.275
403	10	99	00	Otros servicios profesionales y técnicos	2.697.275	0	0	0	0	2.697.275
				Totales	**2.697.275**	**0**	**0**	**0**	**0**	**2.697.275**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 639999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 105.720.762.369

RESPONSABLE/EJECUTOR: COORDINACIÓN DE ADMINISTRACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**105.720.762.369**	**0**	**0**	**0**	**0**	**105.720.762.369**
407	01	00	00	Transferencias y donaciones corrientes internas	24.786.812	0	0	0	0	24.786.812
407	01	03	00	Transferencias corrientes internas al sector público	24.786.812	0	0	0	0	24.786.812
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	24.786.812	0	0	0	0	24.786.812
407	03	00	00	Transferencias y donaciones de capital internas	105.695.975.557	0	0	0	0	105.695.975.557
407	03	03	00	Transferencias de capital internas al sector público	105.695.975.557	0	0	0	0	105.695.975.557
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	105.695.975.557	0	0	0	0	105.695.975.557
				Totales	**105.720.762.369**	**0**	**0**	**0**	**0**	**105.720.762.369**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 639999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 105.720.762.369

RESPONSABLE/EJECUTOR: COORDINACIÓN DE ADMINISTRACIÓN

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**105.720.762.369**	**0**	**0**	**0**	**0**	**105.720.762.369**
407	01	00	00	Transferencias y donaciones corrientes internas	24.786.812	0	0	0	0	24.786.812
407	01	03	00	Transferencias corrientes internas al sector público	24.786.812	0	0	0	0	24.786.812
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	24.786.812	0	0	0	0	24.786.812
				- A0553 Autoridad Única del Distrito Motor de Desarrollo Ciudad Caribia	24.786.812	0	0	0	0	24.786.812
407	03	00	00	Transferencias y donaciones de capital internas	105.695.975.557	0	0	0	0	105.695.975.557
407	03	03	00	Transferencias de capital internas al sector público	105.695.975.557	0	0	0	0	105.695.975.557
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	105.695.975.557	0	0	0	0	105.695.975.557
				- A0249 Fondo de Compensación Interterritorial	105.695.975.557	0	0	0	0	105.695.975.557
				Totales	**105.720.762.369**	**0**	**0**	**0**	**0**	**105.720.762.369**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 639999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 105.720.762.369

RESPONSABLE/EJECUTOR: COORDINACIÓN DE ADMINISTRACIÓN

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 639999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FONDO DE COMPENSACIÓN INTERTERRITORIAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 105.695.975.557

RESPONSABLE/EJECUTOR:

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**105.695.975.557**	**0**	**0**	**0**	**0**	**105.695.975.557**
407	03	00	00	Transferencias y donaciones de capital internas	105.695.975.557	0	0	0	0	105.695.975.557
407	03	03	00	Transferencias de capital internas al sector público	105.695.975.557	0	0	0	0	105.695.975.557
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	105.695.975.557	0	0	0	0	105.695.975.557
				Totales	**105.695.975.557**	**0**	**0**	**0**	**0**	**105.695.975.557**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 639999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 105.720.762.369

RESPONSABLE/EJECUTOR: COORDINACIÓN DE ADMINISTRACIÓN

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 639999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE AUTORIDAD ÚNICA DEL DISTRITO MOTOR DE DESARROLLO CIUDAD CARIBIA

UNIDAD DE MEDIDA: BOLÍVAR

META: 24.786.812

RESPONSABLE/EJECUTOR:

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**24.786.812**	**0**	**0**	**0**	**0**	**24.786.812**
407	01	00	00	Transferencias y donaciones corrientes internas	24.786.812	0	0	0	0	24.786.812
407	01	03	00	Transferencias corrientes internas al sector público	24.786.812	0	0	0	0	24.786.812
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	24.786.812	0	0	0	0	24.786.812
				Totales	**24.786.812**	**0**	**0**	**0**	**0**	**24.786.812**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

ACCIÓN CENTRALIZADA: 630001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	9.586.215	0	0	0	0	9.586.215
401	01	00	00	Sueldos, salarios y otras retribuciones	3.009.060	0	0	0	0	3.009.060
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.435.379	0	0	0	0	1.435.379
401	01	18	00	Remuneraciones al personal contratado	435.159	0	0	0	0	435.159
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	435.159	0	0	0	0	435.159
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	111.798	0	0	0	0	111.798
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	119.005	0	0	0	0	119.005
401	01	99	00	Otras retribuciones	907.719	0	0	0	0	907.719
401	03	00	00	Primas	972.351	0	0	0	0	972.351
401	03	02	00	Primas de transporte a empleados	120.000	0	0	0	0	120.000
401	03	03	00	Primas por hogar a empleados	120.000	0	0	0	0	120.000
401	03	08	00	Primas de profesionalización a empleados	332.356	0	0	0	0	332.356
401	03	09	00	Primas por antigüedad a empleados	203.340	0	0	0	0	203.340
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	82.438	0	0	0	0	82.438
401	03	37	00	Primas de transporte al personal contratado	36.000	0	0	0	0	36.000
401	03	38	00	Primas por hogar al personal contratado	36.000	0	0	0	0	36.000
401	03	40	00	Primas de profesionalización al personal contratado	42.217	0	0	0	0	42.217
401	04	00	00	Complementos de sueldos y salarios	1.180.893	0	0	0	0	1.180.893
401	04	08	00	Bono compensatorio de alimentación a empleados	759.375	0	0	0	0	759.375
401	04	26	00	Bono compensatorio de alimentación al personal contratado	177.186	0	0	0	0	177.186
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	42.188	0	0	0	0	42.188
401	04	98	00	Otros complementos al personal contratado	202.144	0	0	0	0	202.144
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.477.806	0	0	0	0	1.477.806
401	05	01	00	Aguinaldos a empleados	632.421	0	0	0	0	632.421
401	05	03	00	Bono vacacional a empleados	505.937	0	0	0	0	505.937
401	05	07	00	Aguinaldos al personal contratado	183.987	0	0	0	0	183.987
401	05	08	00	Bono vacacional al personal contratado	73.595	0	0	0	0	73.595
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	45.481	0	0	0	0	45.481
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	36.385	0	0	0	0	36.385
401	06	00	00	Aportes patronales y legales	486.681	0	0	0	0	486.681
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	197.024	0	0	0	0	197.024
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	56.918	0	0	0	0	56.918

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

ACCIÓN CENTRALIZADA: 630001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	43.783	0	0	0	0	43.783
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	60.712	0	0	0	0	60.712
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	68.783	0	0	0	0	68.783
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	18.399	0	0	0	0	18.399
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	15.285	0	0	0	0	15.285
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	14.169	0	0	0	0	14.169
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	4.093	0	0	0	0	4.093
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	4.366	0	0	0	0	4.366
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	3.149	0	0	0	0	3.149
401	07	00	00	Asistencia socio-económica	1.563.905	0	0	0	0	1.563.905
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	252.425	0	0	0	0	252.425
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	189.726	0	0	0	0	189.726
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	880.000	0	0	0	0	880.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	60.000	0	0	0	0	60.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	39.375	0	0	0	0	39.375
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	13.644	0	0	0	0	13.644
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	40.000	0	0	0	0	40.000
401	07	78	00	Ayudas por defunción al personal contratado	66.235	0	0	0	0	66.235
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	22.500	0	0	0	0	22.500
401	08	00	00	Prestaciones sociales e indemnizaciones	895.519	0	0	0	0	895.519
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	711.474	0	0	0	0	711.474
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	132.879	0	0	0	0	132.879
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	51.166	0	0	0	0	51.166
403	**00**	**00**	**00**	**Servicios no personales**	**327.575**	**0**	**0**	**0**	**0**	**327.575**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	111.575	0	0	0	0	111.575
403	08	03	00	Comisiones y gastos de adquisición de seguros	111.575	0	0	0	0	111.575
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	200.000	0	0	0	0	200.000
403	10	07	00	Servicios de capacitación y adiestramiento	200.000	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	16.000	0	0	0	0	16.000
403	18	01	00	Impuesto al valor agregado	16.000	0	0	0	0	16.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

ACCIÓN CENTRALIZADA: 630001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	**9.913.790**	**0**	**0**	**0**	**0**	**9.913.790**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 63 - 15

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

ACCIÓN CENTRALIZADA: 630001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

ACCIÓN CENTRALIZADA: 630001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 630001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**9.586.215**	0	0	0	0	**9.586.215**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.009.060	0	0	0	0	3.009.060
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.435.379	0	0	0	0	1.435.379
401	01	18	00	Remuneraciones al personal contratado	435.159	0	0	0	0	435.159
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	435.159	0	0	0	0	435.159
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	111.798	0	0	0	0	111.798
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	119.005	0	0	0	0	119.005
401	01	99	00	Otras retribuciones	907.719	0	0	0	0	907.719
401	03	00	00	Primas	972.351	0	0	0	0	972.351
401	03	02	00	Primas de transporte a empleados	120.000	0	0	0	0	120.000
401	03	03	00	Primas por hogar a empleados	120.000	0	0	0	0	120.000
401	03	08	00	Primas de profesionalización a empleados	332.356	0	0	0	0	332.356
401	03	09	00	Primas por antigüedad a empleados	203.340	0	0	0	0	203.340
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	82.438	0	0	0	0	82.438
401	03	37	00	Primas de transporte al personal contratado	36.000	0	0	0	0	36.000
401	03	38	00	Primas por hogar al personal contratado	36.000	0	0	0	0	36.000
401	03	40	00	Primas de profesionalización al personal contratado	42.217	0	0	0	0	42.217
401	04	00	00	Complementos de sueldos y salarios	1.180.893	0	0	0	0	1.180.893
401	04	08	00	Bono compensatorio de alimentación a empleados	759.375	0	0	0	0	759.375
401	04	26	00	Bono compensatorio de alimentación al personal contratado	177.186	0	0	0	0	177.186
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	42.188	0	0	0	0	42.188
401	04	98	00	Otros complementos al personal contratado	202.144	0	0	0	0	202.144
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.477.806	0	0	0	0	1.477.806
401	05	01	00	Aguinaldos a empleados	632.421	0	0	0	0	632.421
401	05	03	00	Bono vacacional a empleados	505.937	0	0	0	0	505.937
401	05	07	00	Aguinaldos al personal contratado	183.987	0	0	0	0	183.987
401	05	08	00	Bono vacacional al personal contratado	73.595	0	0	0	0	73.595
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	45.481	0	0	0	0	45.481

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

ACCIÓN CENTRALIZADA: 630001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 630001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	36.385	0	0	0	0	36.385
401	06	00	00	Aportes patronales y legales	486.681	0	0	0	0	486.681
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	197.024	0	0	0	0	197.024
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	56.918	0	0	0	0	56.918
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	43.783	0	0	0	0	43.783
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	60.712	0	0	0	0	60.712
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	68.783	0	0	0	0	68.783
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	18.399	0	0	0	0	18.399
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	15.285	0	0	0	0	15.285
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	14.169	0	0	0	0	14.169
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	4.093	0	0	0	0	4.093
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	4.366	0	0	0	0	4.366
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	3.149	0	0	0	0	3.149
401	07	00	00	Asistencia socio-económica	1.563.905	0	0	0	0	1.563.905
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	252.425	0	0	0	0	252.425
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	189.726	0	0	0	0	189.726
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	880.000	0	0	0	0	880.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	60.000	0	0	0	0	60.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	39.375	0	0	0	0	39.375
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	13.644	0	0	0	0	13.644
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	40.000	0	0	0	0	40.000
401	07	78	00	Ayudas por defunción al personal contratado	66.235	0	0	0	0	66.235
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	22.500	0	0	0	0	22.500
401	08	00	00	Prestaciones sociales e indemnizaciones	895.519	0	0	0	0	895.519
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	711.474	0	0	0	0	711.474

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

ACCIÓN CENTRALIZADA: 630001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 630001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	132.879	0	0	0	0	132.879
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	51.166	0	0	0	0	51.166
403	**00**	**00**	**00**	**Servicios no personales**	**327.575**	**0**	**0**	**0**	**0**	**327.575**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	111.575	0	0	0	0	111.575
403	08	03	00	Comisiones y gastos de adquisición de seguros	111.575	0	0	0	0	111.575
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	200.000	0	0	0	0	200.000
403	10	07	00	Servicios de capacitación y adiestramiento	200.000	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	16.000	0	0	0	0	16.000
403	18	01	00	Impuesto al valor agregado	16.000	0	0	0	0	16.000
				Totales	**9.913.790**	**0**	**0**	**0**	**0**	**9.913.790**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

ACCIÓN CENTRALIZADA: 630002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.000.000	0	0	0	0	1.000.000
403	08	02	00	Comisiones y gastos bancarios	1.000.000	0	0	0	0	1.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**237.132.451**	**0**	**0**	**0**	**0**	**237.132.451**
407	01	00	00	Transferencias y donaciones corrientes internas	237.132.451	0	0	0	0	237.132.451
407	01	03	00	Transferencias corrientes internas al sector público	237.132.451	0	0	0	0	237.132.451
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	237.132.451	0	0	0	0	237.132.451
				Totales	**238.132.451**	**0**	**0**	**0**	**0**	**238.132.451**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

ACCIÓN CENTRALIZADA: 630002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**237.132.451**	**0**	**0**	**0**	**0**	**237.132.451**
407	01	00	00	Transferencias y donaciones corrientes internas	237.132.451	0	0	0	0	237.132.451
407	01	03	00	Transferencias corrientes internas al sector público	237.132.451	0	0	0	0	237.132.451
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	237.132.451	0	0	0	0	237.132.451
				- A0249 Fondo de Compensación Interterritorial	217.307.210	0	0	0	0	217.307.210
				- A0553 Autoridad Única del Distrito Motor de Desarrollo Ciudad Caribia	19.825.241	0	0	0	0	19.825.241
				Totales	**237.132.451**	**0**	**0**	**0**	**0**	**237.132.451**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

ACCIÓN CENTRALIZADA: 630002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 630002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.000.000	0	0	0	0	1.000.000
403	08	02	00	Comisiones y gastos bancarios	1.000.000	0	0	0	0	1.000.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

ACCIÓN CENTRALIZADA: 630002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 630002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**237.132.451**	**0**	**0**	**0**	**0**	**237.132.451**
407	01	00	00	Transferencias y donaciones corrientes internas	237.132.451	0	0	0	0	237.132.451
407	01	03	00	Transferencias corrientes internas al sector público	237.132.451	0	0	0	0	237.132.451
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	237.132.451	0	0	0	0	237.132.451
				Totales	**237.132.451**	**0**	**0**	**0**	**0**	**237.132.451**

65
Ministerio del Poder Popular para el Servicio Penitenciario

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.716.169.958**	0	0	0	0	**3.716.169.958**
401	01	00	00	Sueldos, salarios y otras retribuciones	522.366.300	0	0	0	0	522.366.300
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	239.508.540	0	0	0	0	239.508.540
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	95.462.903	0	0	0	0	95.462.903
401	01	18	00	Remuneraciones al personal contratado	187.086.457	0	0	0	0	187.086.457
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	179.586.457	0	0	0	0	179.586.457
401	01	18	02	Remuneraciones por honorarios profesionales	7.500.000	0	0	0	0	7.500.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	78.000	0	0	0	0	78.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	230.400	0	0	0	0	230.400
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	343.230.866	0	0	0	0	343.230.866
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	275.788.502	0	0	0	0	275.788.502
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	66.856.191	0	0	0	0	66.856.191
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	586.173	0	0	0	0	586.173
401	03	00	00	Primas	373.223.883	0	0	0	0	373.223.883
401	03	02	00	Primas de transporte a empleados	65.694.838	0	0	0	0	65.694.838
401	03	03	00	Primas por hogar a empleados	42.215.465	0	0	0	0	42.215.465
401	03	04	00	Primas por hijos a empleados	5.618.700	0	0	0	0	5.618.700
401	03	08	00	Primas de profesionalización a empleados	6.396.808	0	0	0	0	6.396.808
401	03	09	00	Primas por antigüedad a empleados	20.274.045	0	0	0	0	20.274.045
401	03	17	00	Primas de transporte a obreros	22.109.844	0	0	0	0	22.109.844
401	03	18	00	Primas por hogar a obreros	12.897.465	0	0	0	0	12.897.465
401	03	19	00	Primas por hijos de obreros	2.673.000	0	0	0	0	2.673.000
401	03	21	00	Primas por antigüedad a obreros	8.945.452	0	0	0	0	8.945.452
401	03	22	00	Primas de profesionalización a obreros	1.668.600	0	0	0	0	1.668.600
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	15.000.000	0	0	0	0	15.000.000
401	03	37	00	Primas de transporte al personal contratado	45.298.888	0	0	0	0	45.298.888
401	03	38	00	Primas por hogar al personal contratado	29.120.812	0	0	0	0	29.120.812
401	03	39	00	Primas por hijos al personal contratado	3.173.850	0	0	0	0	3.173.850
401	03	40	00	Primas de profesionalización al personal contratado	12.160.236	0	0	0	0	12.160.236
401	03	41	00	Primas por antigüedad al personal contratado	11.916.023	0	0	0	0	11.916.023

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	3.900	0	0	0	0	3.900
401	03	95	00	Otras primas al personal de alto nivel y de dirección	18.246	0	0	0	0	18.246
401	03	96	00	Otras primas al personal contratado	3.912.306	0	0	0	0	3.912.306
401	03	97	00	Otras primas a empleados	63.336.150	0	0	0	0	63.336.150
401	03	98	00	Otras primas a obreros	789.255	0	0	0	0	789.255
401	04	00	00	Complementos de sueldos y salarios	769.204.554	0	0	0	0	769.204.554
401	04	08	00	Bono compensatorio de alimentación a empleados	150.601.500	0	0	0	0	150.601.500
401	04	18	00	Bono compensatorio de alimentación a obreros	59.157.000	0	0	0	0	59.157.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	103.887.000	0	0	0	0	103.887.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	31.500	0	0	0	0	31.500
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	94.500	0	0	0	0	94.500
401	04	96	00	Otros complementos a empleados	148.769.667	0	0	0	0	148.769.667
401	04	97	00	Otros complementos a obreros	41.329.170	0	0	0	0	41.329.170
401	04	98	00	Otros complementos al personal contratado	265.334.217	0	0	0	0	265.334.217
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	318.470.399	0	0	0	0	318.470.399
401	05	01	00	Aguinaldos a empleados	100.909.334	0	0	0	0	100.909.334
401	05	03	00	Bono vacacional a empleados	60.545.600	0	0	0	0	60.545.600
401	05	04	00	Aguinaldos a obreros	31.702.638	0	0	0	0	31.702.638
401	05	06	00	Bono vacacional a obreros	19.021.583	0	0	0	0	19.021.583
401	05	07	00	Aguinaldos al personal contratado	66.313.797	0	0	0	0	66.313.797
401	05	08	00	Bono vacacional al personal contratado	39.788.278	0	0	0	0	39.788.278
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	15.167	0	0	0	0	15.167
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	9.100	0	0	0	0	9.100
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	103.064	0	0	0	0	103.064
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	61.838	0	0	0	0	61.838
401	06	00	00	Aportes patronales y legales	118.291.511	0	0	0	0	118.291.511
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	26.345.939	0	0	0	0	26.345.939
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	16.347.312	0	0	0	0	16.347.312
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.790.171	0	0	0	0	4.790.171
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	15.136.400	0	0	0	0	15.136.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	10.500.919	0	0	0	0	10.500.919
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	5.135.827	0	0	0	0	5.135.827
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.909.258	0	0	0	0	1.909.258
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	4.755.396	0	0	0	0	4.755.396
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	19.754.510	0	0	0	0	19.754.510
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	9.947.070	0	0	0	0	9.947.070
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	3.591.729	0	0	0	0	3.591.729
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	8.580	0	0	0	0	8.580
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	2.457	0	0	0	0	2.457
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.275	0	0	0	0	2.275
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	1.560	0	0	0	0	1.560
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	25.344	0	0	0	0	25.344
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	16.696	0	0	0	0	16.696
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	15.460	0	0	0	0	15.460
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	4.608	0	0	0	0	4.608
401	07	00	00	Asistencia socio-económica	1.022.577.444	0	0	0	0	1.022.577.444
401	07	02	00	Becas a empleados	26.316.000	0	0	0	0	26.316.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	167.335.000	0	0	0	0	167.335.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	13.622.760	0	0	0	0	13.622.760
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	215.145.000	0	0	0	0	215.145.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	12.864.000	0	0	0	0	12.864.000
401	07	10	00	Dotación de uniformes a empleados	47.810.000	0	0	0	0	47.810.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.507.190	0	0	0	0	3.507.190
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.486.750	0	0	0	0	2.486.750
401	07	18	00	Becas a obreros	5.332.050	0	0	0	0	5.332.050
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	65.730.000	0	0	0	0	65.730.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	8.559.712	0	0	0	0	8.559.712
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos	84.510.000	0	0	0	0	84.510.000

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				funerarios por obreros						
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	8.052.000	0	0	0	0	8.052.000
401	07	26	00	Dotación de uniformes a obreros	18.780.000	0	0	0	0	18.780.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.469.493	0	0	0	0	1.469.493
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.088.500	0	0	0	0	1.088.500
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	35.000	0	0	0	0	35.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	6.143	0	0	0	0	6.143
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	45.000	0	0	0	0	45.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	105.000	0	0	0	0	105.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	27.827	0	0	0	0	27.827
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	135.000	0	0	0	0	135.000
401	07	75	00	Becas al personal contratado	20.578.500	0	0	0	0	20.578.500
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	115.430.000	0	0	0	0	115.430.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	17.904.725	0	0	0	0	17.904.725
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	148.410.000	0	0	0	0	148.410.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	6.650.000	0	0	0	0	6.650.000
401	07	83	00	Dotación de uniformes al personal contratado	27.483.333	0	0	0	0	27.483.333
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.489.086	0	0	0	0	1.489.086
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	1.658.125	0	0	0	0	1.658.125
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	11.250	0	0	0	0	11.250
401	08	00	00	Prestaciones sociales e indemnizaciones	248.805.001	0	0	0	0	248.805.001
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	126.136.667	0	0	0	0	126.136.667
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	39.628.299	0	0	0	0	39.628.299
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	82.892.247	0	0	0	0	82.892.247
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	18.958	0	0	0	0	18.958
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	128.830	0	0	0	0	128.830
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.558.729.136**	0	0	0	0	**1.558.729.136**
402	01	00	00	Productos alimenticios y agropecuarios	1.262.492.006	0	0	0	0	1.262.492.006

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	01	01	00	Alimentos y bebidas para personas	1.262.299.206	0	0	0	0	1.262.299.206
402	01	02	00	Alimentos para animales	28.800	0	0	0	0	28.800
402	01	03	00	Productos agrícolas y pecuarios	164.000	0	0	0	0	164.000
402	02	00	00	Productos de minas, canteras y yacimientos	410.375	0	0	0	0	410.375
402	02	04	00	Mineral no ferroso	272.625	0	0	0	0	272.625
402	02	05	00	Piedra, arcilla, arena y tierra	137.750	0	0	0	0	137.750
402	03	00	00	Textiles y vestuarios	64.841.687	0	0	0	0	64.841.687
402	03	01	00	Textiles	11.530.130	0	0	0	0	11.530.130
402	03	02	00	Prendas de vestir	39.181.036	0	0	0	0	39.181.036
402	03	03	00	Calzados	14.130.521	0	0	0	0	14.130.521
402	04	00	00	Productos de cuero y caucho	20.943.345	0	0	0	0	20.943.345
402	04	01	00	Cueros y pieles	195.000	0	0	0	0	195.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	120.045	0	0	0	0	120.045
402	04	03	00	Cauchos y tripas para vehículos	20.628.300	0	0	0	0	20.628.300
402	05	00	00	Productos de papel, cartón e impresos	37.161.142	0	0	0	0	37.161.142
402	05	01	00	Pulpa de madera, papel y cartón	4.390.864	0	0	0	0	4.390.864
402	05	02	00	Envases y cajas de papel y cartón	832.000	0	0	0	0	832.000
402	05	03	00	Productos de papel y cartón para oficina	27.187.948	0	0	0	0	27.187.948
402	05	04	00	Libros, revistas y periódicos	325.000	0	0	0	0	325.000
402	05	05	00	Material de enseñanza	1.270.330	0	0	0	0	1.270.330
402	05	06	00	Productos de papel y cartón para computación	200.000	0	0	0	0	200.000
402	05	99	00	Otros productos de pulpa, papel y cartón	2.955.000	0	0	0	0	2.955.000
402	06	00	00	Productos químicos y derivados	52.730.512	0	0	0	0	52.730.512
402	06	01	00	Sustancias químicas y de uso industrial	235.130	0	0	0	0	235.130
402	06	02	00	Abonos, plaguicidas y otros	4.700	0	0	0	0	4.700
402	06	03	00	Tintas, pinturas y colorantes	3.805.530	0	0	0	0	3.805.530
402	06	04	00	Productos farmacéuticos y medicamentos	15.614.200	0	0	0	0	15.614.200
402	06	05	00	Productos de tocador	23.016.836	0	0	0	0	23.016.836
402	06	06	00	Combustibles y lubricantes	8.002.842	0	0	0	0	8.002.842
402	06	08	00	Productos plásticos	2.051.274	0	0	0	0	2.051.274
402	07	00	00	Productos minerales no metálicos	104.462	0	0	0	0	104.462

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	02	00	Vidrios y productos de vidrio	100.000	0	0	0	0	100.000
402	07	04	00	Cemento, cal y yeso	4.462	0	0	0	0	4.462
402	08	00	00	Productos metálicos	37.904.372	0	0	0	0	37.904.372
402	08	02	00	Productos de metales no ferrosos	324.000	0	0	0	0	324.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	13.968.213	0	0	0	0	13.968.213
402	08	04	00	Productos metálicos estructurales	16.400	0	0	0	0	16.400
402	08	05	00	Materiales de orden público, seguridad y defensa	1.850.000	0	0	0	0	1.850.000
402	08	07	00	Material de señalamiento	43.285	0	0	0	0	43.285
402	08	09	00	Repuestos y accesorios para equipos de transporte	21.702.474	0	0	0	0	21.702.474
402	09	00	00	Productos de madera	460.000	0	0	0	0	460.000
402	09	99	00	Otros productos de madera	460.000	0	0	0	0	460.000
402	10	00	00	Productos varios y útiles diversos	77.695.558	0	0	0	0	77.695.558
402	10	01	00	Artículos de deporte, recreación y juguetes	6.412.825	0	0	0	0	6.412.825
402	10	02	00	Materiales y útiles de limpieza y aseo	10.295.601	0	0	0	0	10.295.601
402	10	03	00	Utensilios de cocina y comedor	11.884.821	0	0	0	0	11.884.821
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.758.700	0	0	0	0	1.758.700
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.617.852	0	0	0	0	5.617.852
402	10	06	00	Condecoraciones, ofrendas y similares	42.500	0	0	0	0	42.500
402	10	07	00	Productos de seguridad en el trabajo	98.100	0	0	0	0	98.100
402	10	08	00	Materiales para equipos de computación	37.810.542	0	0	0	0	37.810.542
402	10	10	00	Útiles religiosos	160.000	0	0	0	0	160.000
402	10	11	00	Materiales eléctricos	2.300.617	0	0	0	0	2.300.617
402	10	99	00	Otros productos y útiles diversos	1.314.000	0	0	0	0	1.314.000
402	99	00	00	Otros materiales y suministros	3.985.677	0	0	0	0	3.985.677
402	99	01	00	Otros materiales y suministros	3.985.677	0	0	0	0	3.985.677
403	**00**	**00**	**00**	**Servicios no personales**	**686.868.116**	0	0	0	0	**686.868.116**
403	01	00	00	Alquileres de inmuebles	8.140.000	0	0	0	0	8.140.000
403	01	01	00	Alquileres de edificios y locales	7.900.000	0	0	0	0	7.900.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	240.000	0	0	0	0	240.000
403	02	00	00	Alquileres de maquinaria y equipos	6.356.745	0	0	0	0	6.356.745
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	5.996.745	0	0	0	0	5.996.745

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	360.000	0	0	0	0	360.000
403	04	00	00	Servicios básicos	105.158.191	0	0	0	0	105.158.191
403	04	01	00	Electricidad	11.800.000	0	0	0	0	11.800.000
403	04	02	00	Gas	8.250.000	0	0	0	0	8.250.000
403	04	03	00	Agua	22.078.151	0	0	0	0	22.078.151
403	04	04	00	Teléfonos	58.710.040	0	0	0	0	58.710.040
403	04	04	01	Servicios de telefonía prestados por organismos públicos	43.000.000	0	0	0	0	43.000.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	15.710.040	0	0	0	0	15.710.040
403	04	05	00	Servicio de comunicaciones	3.500.000	0	0	0	0	3.500.000
403	04	06	00	Servicio de aseo urbano y domiciliario	820.000	0	0	0	0	820.000
403	06	00	00	Servicios de transporte y almacenaje	295.500	0	0	0	0	295.500
403	06	01	00	Fletes y embalajes	200.000	0	0	0	0	200.000
403	06	03	00	Estacionamiento	3.000	0	0	0	0	3.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	92.500	0	0	0	0	92.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.629.823	0	0	0	0	5.629.823
403	07	01	00	Publicidad y propaganda	2.390.148	0	0	0	0	2.390.148
403	07	02	00	Imprenta y reproducción	3.239.675	0	0	0	0	3.239.675
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	116.416.171	0	0	0	0	116.416.171
403	08	01	00	Primas y gastos de seguros	33.005.971	0	0	0	0	33.005.971
403	08	03	00	Comisiones y gastos de adquisición de seguros	83.410.200	0	0	0	0	83.410.200
403	09	00	00	Viáticos y pasajes	59.737.186	0	0	0	0	59.737.186
403	09	01	00	Viáticos y pasajes dentro del país	58.816.436	0	0	0	0	58.816.436
403	09	02	00	Viáticos y pasajes fuera del país	920.750	0	0	0	0	920.750
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	33.969.272	0	0	0	0	33.969.272
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	1.962.880	0	0	0	0	1.962.880
403	10	06	00	Servicios de veterinaria	65.000	0	0	0	0	65.000
403	10	07	00	Servicios de capacitación y adiestramiento	25.500.000	0	0	0	0	25.500.000
403	10	11	00	Servicios para la elaboración y suministro de comida	3.832.677	0	0	0	0	3.832.677
403	10	99	00	Otros servicios profesionales y técnicos	2.608.715	0	0	0	0	2.608.715
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	45.563.691	0	0	0	0	45.563.691
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	42.318.174	0	0	0	0	42.318.174

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	1.400.000	0	0	0	0	1.400.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.275.088	0	0	0	0	1.275.088
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	570.429	0	0	0	0	570.429
403	12	00	00	Conservación y reparaciones menores de obras	1.911.324	0	0	0	0	1.911.324
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.911.324	0	0	0	0	1.911.324
403	16	00	00	Servicios de diversión, esparcimiento y culturales	115.171.000	0	0	0	0	115.171.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	115.171.000	0	0	0	0	115.171.000
403	18	00	00	Impuestos indirectos	172.493.740	0	0	0	0	172.493.740
403	18	01	00	Impuesto al valor agregado	172.493.740	0	0	0	0	172.493.740
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	11.679.275	0	0	0	0	11.679.275
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	11.679.275	0	0	0	0	11.679.275
403	99	00	00	Otros servicios no personales	4.346.198	0	0	0	0	4.346.198
403	99	01	00	Otros servicios no personales	4.346.198	0	0	0	0	4.346.198
404	**00**	**00**	**00**	**Activos reales**	**36.524.313**	**0**	**0**	**0**	**0**	**36.524.313**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	600.000	0	0	0	0	600.000
404	01	01	00	Repuestos mayores	600.000	0	0	0	0	600.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	600.000	0	0	0	0	600.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.790.002	0	0	0	0	4.790.002
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.390.002	0	0	0	0	1.390.002
404	03	05	00	Maquinaria y equipos industriales y de taller	1.000.000	0	0	0	0	1.000.000
404	03	06	00	Maquinaria y equipos de energía	2.400.000	0	0	0	0	2.400.000
404	04	00	00	Equipos de transporte, tracción y elevación	10.250.000	0	0	0	0	10.250.000
404	04	01	00	Vehículos automotores terrestres	10.250.000	0	0	0	0	10.250.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.701.000	0	0	0	0	1.701.000
404	05	01	00	Equipos de telecomunicaciones	1.701.000	0	0	0	0	1.701.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.406.500	0	0	0	0	1.406.500
404	07	02	00	Equipos de enseñanza, deporte y recreación	415.000	0	0	0	0	415.000
404	07	06	00	Instrumentos musicales y equipos de audio	991.500	0	0	0	0	991.500
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	420.000	0	0	0	0	420.000
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	420.000	0	0	0	0	420.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	16.946.811	0	0	0	0	16.946.811

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	7.417.440	0	0	0	0	7.417.440
404	09	02	00	Equipos de computación	5.442.000	0	0	0	0	5.442.000
404	09	03	00	Mobiliario y equipos de alojamiento	4.087.371	0	0	0	0	4.087.371
404	11	00	00	Inmuebles, maquinaria y equipos usados	230.000	0	0	0	0	230.000
404	11	05	00	Adquisición de maquinaria y equipos usados	230.000	0	0	0	0	230.000
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	230.000	0	0	0	0	230.000
404	12	00	00	Activos intangibles	180.000	0	0	0	0	180.000
404	12	04	00	Paquetes y programas de computación	180.000	0	0	0	0	180.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**150.000.000**	**0**	**0**	**0**	**0**	**150.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	150.000.000	0	0	0	0	150.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	150.000.000	0	0	0	0	150.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**603.375.787**	**0**	**0**	**0**	**0**	**603.375.787**
407	01	00	00	Transferencias y donaciones corrientes internas	603.375.787	0	0	0	0	603.375.787
407	01	01	00	Transferencias corrientes internas al sector privado	52.886.176	0	0	0	0	52.886.176
407	01	01	01	Pensiones del personal empleado, obrero y militar	10.237.468	0	0	0	0	10.237.468
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	9.061.873	0	0	0	0	9.061.873
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.559.367	0	0	0	0	2.559.367
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	9.405.000	0	0	0	0	9.405.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.852.000	0	0	0	0	5.852.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	2.265.468	0	0	0	0	2.265.468
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	8.325.000	0	0	0	0	8.325.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	5.180.000	0	0	0	0	5.180.000
407	01	02	00	Donaciones corrientes internas al sector privado	50.000.000	0	0	0	0	50.000.000
407	01	02	01	Donaciones corrientes a personas	50.000.000	0	0	0	0	50.000.000
407	01	03	00	Transferencias corrientes internas al sector público	500.489.611	0	0	0	0	500.489.611
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	500.489.611	0	0	0	0	500.489.611
				Totales	**6.751.667.310**	**0**	**0**	**0**	**0**	**6.751.667.310**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128536 650050000 PLAN CAYAPA: COORDINAR LA ACCIÓN CONJUNTA CON LOS OPERADORES DE JUSTICIA PARA LA ATENCIÓN JURÍDICA PERMANENTE DE LOS PRIVADOS (AS) DE LIBERTAD.

OBJETIVO DEL PROYECTO: COMBATIR LA IMPUNIDAD, EL RETARDO PROCESAL DE PENA Y DE OTROS BENEFICIOS, EN COORDINACIÓN CON LOS ÓRGANOS DE ADMINISTRACIÓN DE JUSTICIA.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 167.180

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGISTRO Y CONTROL PENAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	32.757.642	0	0	0	0	32.757.642
402	01	00	00	Productos alimenticios y agropecuarios	723.720	0	0	0	0	723.720
402	01	01	00	Alimentos y bebidas para personas	723.720	0	0	0	0	723.720
402	03	00	00	Textiles y vestuarios	82.500	0	0	0	0	82.500
402	03	02	00	Prendas de vestir	82.500	0	0	0	0	82.500
402	04	00	00	Productos de cuero y caucho	8.770.800	0	0	0	0	8.770.800
402	04	03	00	Cauchos y tripas para vehículos	8.770.800	0	0	0	0	8.770.800
402	05	00	00	Productos de papel, cartón e impresos	1.373.756	0	0	0	0	1.373.756
402	05	01	00	Pulpa de madera, papel y cartón	5.000	0	0	0	0	5.000
402	05	02	00	Envases y cajas de papel y cartón	24.000	0	0	0	0	24.000
402	05	03	00	Productos de papel y cartón para oficina	1.344.756	0	0	0	0	1.344.756
402	06	00	00	Productos químicos y derivados	7.361.552	0	0	0	0	7.361.552
402	06	04	00	Productos farmacéuticos y medicamentos	3.614.200	0	0	0	0	3.614.200
402	06	06	00	Combustibles y lubricantes	3.745.792	0	0	0	0	3.745.792
402	06	08	00	Productos plásticos	1.560	0	0	0	0	1.560
402	08	00	00	Productos metálicos	10.540.000	0	0	0	0	10.540.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.540.000	0	0	0	0	10.540.000
402	10	00	00	Productos varios y útiles diversos	2.955.114	0	0	0	0	2.955.114
402	10	02	00	Materiales y útiles de limpieza y aseo	12.000	0	0	0	0	12.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	317.914	0	0	0	0	317.914
402	10	08	00	Materiales para equipos de computación	2.625.200	0	0	0	0	2.625.200
402	99	00	00	Otros materiales y suministros	950.200	0	0	0	0	950.200
402	99	01	00	Otros materiales y suministros	950.200	0	0	0	0	950.200
403	00	00	00	**Servicios no personales**	47.358.398	0	0	0	0	47.358.398
403	09	00	00	Viáticos y pasajes	12.792.801	0	0	0	0	12.792.801
403	09	01	00	Viáticos y pasajes dentro del país	12.792.801	0	0	0	0	12.792.801
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.398.977	0	0	0	0	2.398.977
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	1.608.980	0	0	0	0	1.608.980
403	10	11	00	Servicios para la elaboración y suministro de comida	789.997	0	0	0	0	789.997
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	24.363.550	0	0	0	0	24.363.550

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128536 650050000 PLAN CAYAPA: COORDINAR LA ACCIÓN CONJUNTA CON LOS OPERADORES DE JUSTICIA PARA LA ATENCIÓN JURÍDICA PERMANENTE DE LOS PRIVADOS (AS) DE LIBERTAD.

OBJETIVO DEL PROYECTO: COMBATIR LA IMPUNIDAD, EL RETARDO PROCESAL DE PENA Y DE OTROS BENEFICIOS, EN COORDINACIÓN CON LOS ÓRGANOS DE ADMINISTRACIÓN DE JUSTICIA.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 167.180

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGISTRO Y CONTROL PENAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	22.513.550	0	0	0	0	22.513.550
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	1.400.000	0	0	0	0	1.400.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	450.000	0	0	0	0	450.000
403	18	00	00	Impuestos indirectos	7.223.070	0	0	0	0	7.223.070
403	18	01	00	Impuesto al valor agregado	7.223.070	0	0	0	0	7.223.070
403	99	00	00	Otros servicios no personales	580.000	0	0	0	0	580.000
403	99	01	00	Otros servicios no personales	580.000	0	0	0	0	580.000
404	**00**	**00**	**00**	**Activos reales**	**113.980**	**0**	**0**	**0**	**0**	**113.980**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	113.980	0	0	0	0	113.980
404	09	03	00	Mobiliario y equipos de alojamiento	113.980	0	0	0	0	113.980
				Totales	**80.230.020**	**0**	**0**	**0**	**0**	**80.230.020**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 65 - 12

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128536 650050000 PLAN CAYAPA: COORDINAR LA ACCIÓN CONJUNTA CON LOS OPERADORES DE JUSTICIA PARA LA ATENCIÓN JURÍDICA PERMANENTE DE LOS PRIVADOS (AS) DE LIBERTAD.

OBJETIVO DEL PROYECTO: COMBATIR LA IMPUNIDAD, EL RETARDO PROCESAL DE PENA Y DE OTROS BENEFICIOS, EN COORDINACIÓN CON LOS ÓRGANOS DE ADMINISTRACIÓN DE JUSTICIA.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 167.180

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGISTRO Y CONTROL PENAL **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128536 650050000 PLAN CAYAPA: COORDINAR LA ACCIÓN CONJUNTA CON LOS OPERADORES DE JUSTICIA PARA LA ATENCIÓN JURÍDICA PERMANENTE DE LOS PRIVADOS (AS) DE LIBERTAD.

OBJETIVO DEL PROYECTO: COMBATIR LA IMPUNIDAD, EL RETARDO PROCESAL DE PENA Y DE OTROS BENEFICIOS, EN COORDINACIÓN CON LOS ÓRGANOS DE ADMINISTRACIÓN DE JUSTICIA.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 167.180

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGISTRO Y CONTROL PENAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 650050001 COMBATIR EL RETARDO PROCESAL MEDIANTE LA COORDINACIÓN CON LOS OPERADORES DE JUSTICIA Y LAS ASESORÍAS JURÍDICAS DIRIGIDAS A LA POBLACIÓN PRIVADA DE LIBERTAD Y ESTABLECER CRITERIOS PARA LA AGRUPACIÓN DE LOS PROCESADOS Y PROCESADAS EN LOS ESTABLECIMIENTOS PENITENCIARIOS A NIVEL NACIONAL

UNIDAD DE MEDIDA: ATENCIÓN **META:** 85.197

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.554.874**	**0**	**0**	**0**	**0**	**2.554.874**
402	01	00	00	Productos alimenticios y agropecuarios	183.600	0	0	0	0	183.600
402	01	01	00	Alimentos y bebidas para personas	183.600	0	0	0	0	183.600
402	04	00	00	Productos de cuero y caucho	320.000	0	0	0	0	320.000
402	04	03	00	Cauchos y tripas para vehículos	320.000	0	0	0	0	320.000
402	05	00	00	Productos de papel, cartón e impresos	670.480	0	0	0	0	670.480
402	05	02	00	Envases y cajas de papel y cartón	24.000	0	0	0	0	24.000
402	05	03	00	Productos de papel y cartón para oficina	646.480	0	0	0	0	646.480
402	06	00	00	Productos químicos y derivados	95.960	0	0	0	0	95.960
402	06	06	00	Combustibles y lubricantes	94.400	0	0	0	0	94.400
402	06	08	00	Productos plásticos	1.560	0	0	0	0	1.560
402	10	00	00	Productos varios y útiles diversos	1.284.834	0	0	0	0	1.284.834
402	10	02	00	Materiales y útiles de limpieza y aseo	12.000	0	0	0	0	12.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	232.834	0	0	0	0	232.834
402	10	08	00	Materiales para equipos de computación	1.040.000	0	0	0	0	1.040.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.444.649**	**0**	**0**	**0**	**0**	**4.444.649**
403	09	00	00	Viáticos y pasajes	3.651.760	0	0	0	0	3.651.760
403	09	01	00	Viáticos y pasajes dentro del país	3.651.760	0	0	0	0	3.651.760
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	444.497	0	0	0	0	444.497
403	10	11	00	Servicios para la elaboración y suministro de comida	444.497	0	0	0	0	444.497
403	18	00	00	Impuestos indirectos	348.392	0	0	0	0	348.392
403	18	01	00	Impuesto al valor agregado	348.392	0	0	0	0	348.392
				Totales	**6.999.523**	**0**	**0**	**0**	**0**	**6.999.523**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128536 650050000 PLAN CAYAPA: COORDINAR LA ACCIÓN CONJUNTA CON LOS OPERADORES DE JUSTICIA PARA LA ATENCIÓN JURÍDICA PERMANENTE DE LOS PRIVADOS (AS) DE LIBERTAD.

OBJETIVO DEL PROYECTO: COMBATIR LA IMPUNIDAD, EL RETARDO PROCESAL DE PENA Y DE OTROS BENEFICIOS, EN COORDINACIÓN CON LOS ÓRGANOS DE ADMINISTRACIÓN DE JUSTICIA.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 167.180

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGISTRO Y CONTROL PENAL **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 650050002 GARANTIZAR LA OBTENCIÓN DE LAS FÓRMULAS ALTERNATIVAS DE CUMPLIMIENTO DE PENA MEDIANTE LA COORDINACIÓN CON LOS OPERADORES DE JUSTICIA Y LAS ASESORÍAS JURÍDICAS E IMPLEMENTAR MECANISMOS PARA LA CLASIFICACIÓN DE LOS PENADOS (AS) EN LOS ESTABLECIMIENTOS PENITENCIARIOS A NIVEL NACIONAL

UNIDAD DE MEDIDA: ATENCIÓN **META:** 57.183

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.014.200**	0	0	0	0	**1.014.200**
402	05	00	00	Productos de papel, cartón e impresos	1.800	0	0	0	0	1.800
402	05	03	00	Productos de papel y cartón para oficina	1.800	0	0	0	0	1.800
402	10	00	00	Productos varios y útiles diversos	1.012.400	0	0	0	0	1.012.400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.200	0	0	0	0	12.200
402	10	08	00	Materiales para equipos de computación	1.000.200	0	0	0	0	1.000.200
403	**00**	**00**	**00**	**Servicios no personales**	**6.629.400**	0	0	0	0	**6.629.400**
403	09	00	00	Viáticos y pasajes	6.507.696	0	0	0	0	6.507.696
403	09	01	00	Viáticos y pasajes dentro del país	6.507.696	0	0	0	0	6.507.696
403	18	00	00	Impuestos indirectos	121.704	0	0	0	0	121.704
403	18	01	00	Impuesto al valor agregado	121.704	0	0	0	0	121.704
				Totales	**7.643.600**	0	0	0	0	**7.643.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128536 650050000 PLAN CAYAPA: COORDINAR LA ACCIÓN CONJUNTA CON LOS OPERADORES DE JUSTICIA PARA LA ATENCIÓN JURÍDICA PERMANENTE DE LOS PRIVADOS (AS) DE LIBERTAD.

OBJETIVO DEL PROYECTO: COMBATIR LA IMPUNIDAD, EL RETARDO PROCESAL DE PENA Y DE OTROS BENEFICIOS, EN COORDINACIÓN CON LOS ÓRGANOS DE ADMINISTRACIÓN DE JUSTICIA.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 167.180

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGISTRO Y CONTROL PENAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 650050003 CUMPLIR CON EL DEBIDO PROCESO PENAL GARANTIZANDO EL TRASLADO DE LAS Y LOS PRIVADOS DE LIBERTAD A LOS TRIBUNALES DE JUSTICIA

UNIDAD DE MEDIDA: TRASLADO **META:** 142.380

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**24.029.112**	**0**	**0**	**0**	**0**	**24.029.112**
402	01	00	00	Productos alimenticios y agropecuarios	436.720	0	0	0	0	436.720
402	01	01	00	Alimentos y bebidas para personas	436.720	0	0	0	0	436.720
402	04	00	00	Productos de cuero y caucho	8.450.800	0	0	0	0	8.450.800
402	04	03	00	Cauchos y tripas para vehículos	8.450.800	0	0	0	0	8.450.800
402	06	00	00	Productos químicos y derivados	3.651.392	0	0	0	0	3.651.392
402	06	06	00	Combustibles y lubricantes	3.651.392	0	0	0	0	3.651.392
402	08	00	00	Productos metálicos	10.540.000	0	0	0	0	10.540.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.540.000	0	0	0	0	10.540.000
402	99	00	00	Otros materiales y suministros	950.200	0	0	0	0	950.200
402	99	01	00	Otros materiales y suministros	950.200	0	0	0	0	950.200
403	**00**	**00**	**00**	**Servicios no personales**	**30.125.430**	**0**	**0**	**0**	**0**	**30.125.430**
403	09	00	00	Viáticos y pasajes	883.920	0	0	0	0	883.920
403	09	01	00	Viáticos y pasajes dentro del país	883.920	0	0	0	0	883.920
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	345.500	0	0	0	0	345.500
403	10	11	00	Servicios para la elaboración y suministro de comida	345.500	0	0	0	0	345.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	22.513.550	0	0	0	0	22.513.550
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	22.513.550	0	0	0	0	22.513.550
403	18	00	00	Impuestos indirectos	5.802.460	0	0	0	0	5.802.460
403	18	01	00	Impuesto al valor agregado	5.802.460	0	0	0	0	5.802.460
403	99	00	00	Otros servicios no personales	580.000	0	0	0	0	580.000
403	99	01	00	Otros servicios no personales	580.000	0	0	0	0	580.000
				Totales	**54.154.542**	**0**	**0**	**0**	**0**	**54.154.542**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128536 650050000 PLAN CAYAPA: COORDINAR LA ACCIÓN CONJUNTA CON LOS OPERADORES DE JUSTICIA PARA LA ATENCIÓN JURÍDICA PERMANENTE DE LOS PRIVADOS (AS) DE LIBERTAD.

OBJETIVO DEL PROYECTO: COMBATIR LA IMPUNIDAD, EL RETARDO PROCESAL DE PENA Y DE OTROS BENEFICIOS, EN COORDINACIÓN CON LOS ÓRGANOS DE ADMINISTRACIÓN DE JUSTICIA.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 167.180

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGISTRO Y CONTROL PENAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 650050004 PROMOVER LA INTEGRACIÓN DEL SISTEMA DE JUSTICIA PENAL EN EL MARCO DE LA AGENDA ÚNICA

UNIDAD DE MEDIDA: REUNIÓN **META:** 24

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**697.748**	**0**	**0**	**0**	**0**	**697.748**
402	01	00	00	Productos alimenticios y agropecuarios	103.400	0	0	0	0	103.400
402	01	01	00	Alimentos y bebidas para personas	103.400	0	0	0	0	103.400
402	03	00	00	Textiles y vestuarios	82.500	0	0	0	0	82.500
402	03	02	00	Prendas de vestir	82.500	0	0	0	0	82.500
402	05	00	00	Productos de papel, cartón e impresos	450.678	0	0	0	0	450.678
402	05	01	00	Pulpa de madera, papel y cartón	5.000	0	0	0	0	5.000
402	05	03	00	Productos de papel y cartón para oficina	445.678	0	0	0	0	445.678
402	10	00	00	Productos varios y útiles diversos	61.170	0	0	0	0	61.170
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	61.170	0	0	0	0	61.170
403	**00**	**00**	**00**	**Servicios no personales**	**644.525**	**0**	**0**	**0**	**0**	**644.525**
403	09	00	00	Viáticos y pasajes	644.525	0	0	0	0	644.525
403	09	01	00	Viáticos y pasajes dentro del país	644.525	0	0	0	0	644.525
404	**00**	**00**	**00**	**Activos reales**	**113.980**	**0**	**0**	**0**	**0**	**113.980**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	113.980	0	0	0	0	113.980
404	09	03	00	Mobiliario y equipos de alojamiento	113.980	0	0	0	0	113.980
				Totales	**1.456.253**	**0**	**0**	**0**	**0**	**1.456.253**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128536 650050000 PLAN CAYAPA: COORDINAR LA ACCIÓN CONJUNTA CON LOS OPERADORES DE JUSTICIA PARA LA ATENCIÓN JURÍDICA PERMANENTE DE LOS PRIVADOS (AS) DE LIBERTAD.

OBJETIVO DEL PROYECTO: COMBATIR LA IMPUNIDAD, EL RETARDO PROCESAL DE PENA Y DE OTROS BENEFICIOS, EN COORDINACIÓN CON LOS ÓRGANOS DE ADMINISTRACIÓN DE JUSTICIA.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 167.180

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGISTRO Y CONTROL PENAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 650050005 BRINDAR ATENCIONES EN MATERIA DE SALUD A LA POBLACIÓN PRIVADA DE LIBERTAD EN EL MARCO DEL PLAN CAYAPA

UNIDAD DE MEDIDA: ATENCIÓN **META:** 49.906

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.631.094**	**0**	**0**	**0**	**0**	**3.631.094**
402	05	00	00	Productos de papel, cartón e impresos	16.894	0	0	0	0	16.894
402	05	03	00	Productos de papel y cartón para oficina	16.894	0	0	0	0	16.894
402	06	00	00	Productos químicos y derivados	3.614.200	0	0	0	0	3.614.200
402	06	04	00	Productos farmacéuticos y medicamentos	3.614.200	0	0	0	0	3.614.200
403	**00**	**00**	**00**	**Servicios no personales**	**4.530.880**	**0**	**0**	**0**	**0**	**4.530.880**
403	09	00	00	Viáticos y pasajes	220.980	0	0	0	0	220.980
403	09	01	00	Viáticos y pasajes dentro del país	220.980	0	0	0	0	220.980
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.608.980	0	0	0	0	1.608.980
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	1.608.980	0	0	0	0	1.608.980
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.850.000	0	0	0	0	1.850.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	1.400.000	0	0	0	0	1.400.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	450.000	0	0	0	0	450.000
403	18	00	00	Impuestos indirectos	850.920	0	0	0	0	850.920
403	18	01	00	Impuesto al valor agregado	850.920	0	0	0	0	850.920
				Totales	**8.161.974**	**0**	**0**	**0**	**0**	**8.161.974**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128536 650050000 PLAN CAYAPA: COORDINAR LA ACCIÓN CONJUNTA CON LOS OPERADORES DE JUSTICIA PARA LA ATENCIÓN JURÍDICA PERMANENTE DE LOS PRIVADOS (AS) DE LIBERTAD.

OBJETIVO DEL PROYECTO: COMBATIR LA IMPUNIDAD, EL RETARDO PROCESAL DE PENA Y DE OTROS BENEFICIOS, EN COORDINACIÓN CON LOS ÓRGANOS DE ADMINISTRACIÓN DE JUSTICIA.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 167.180

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGISTRO Y CONTROL PENAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 650050006 PROMOVER, GARANTIZAR Y DIFUNDIR BUENAS PRÁCTICAS PENITENCIARIAS HACIA LOS PRIVADOS DE LIBERTAD MEDIANTE EL OBSERVATORIO DE DERECHOS HUMANOS

UNIDAD DE MEDIDA: VISITA **META:** 36

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**830.614**	**0**	**0**	**0**	**0**	**830.614**
402	05	00	00	Productos de papel, cartón e impresos	233.904	0	0	0	0	233.904
402	05	03	00	Productos de papel y cartón para oficina	233.904	0	0	0	0	233.904
402	10	00	00	Productos varios y útiles diversos	596.710	0	0	0	0	596.710
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	11.710	0	0	0	0	11.710
402	10	08	00	Materiales para equipos de computación	585.000	0	0	0	0	585.000
403	**00**	**00**	**00**	**Servicios no personales**	**983.514**	**0**	**0**	**0**	**0**	**983.514**
403	09	00	00	Viáticos y pasajes	883.920	0	0	0	0	883.920
403	09	01	00	Viáticos y pasajes dentro del país	883.920	0	0	0	0	883.920
403	18	00	00	Impuestos indirectos	99.594	0	0	0	0	99.594
403	18	01	00	Impuesto al valor agregado	99.594	0	0	0	0	99.594
				Totales	**1.814.128**	**0**	**0**	**0**	**0**	**1.814.128**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128556 650051000 TRANSFORMAR SOCIALMENTE A LOS PRIVADOS (AS) DE LIBERTAD PARA CONVERTIR LOS ESTABLECIMIENTOS PENITENCIARIOS EN ESPACIOS DE MÁXIMA DISCIPLINA SOCIAL MEDIANTE LA APLICACIÓN DEL RÉGIMEN.

OBJETIVO DEL PROYECTO: TRANSFORMAR AL PRIVADO DE LIBERTAD MEDIANTE LA APLICACIÓN DEL RÉGIMEN PENITENCIARIO QUE INVOLUCRA PROCESOS FORMATIVOS Y DE INTEGRACIÓN FAMILIAR Y SOCIAL, IMPULSANDO LA EDUCACIÓN, SALUD, FORMACIÓN PARA EL TRABAJO Y DEPORTE COMO HERRAMIENTAS FUNDAMENTALES EN LA INSERCIÓN PRODUCTIVA EN LA SOCIEDAD DE LAS PERSONAS PRIVADAS DE LIBERTAD.

UNIDAD DE MEDIDA: ESTABLECIMIENTO **META:** 58

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.251.460.790**	**0**	**0**	**0**	**0**	**1.251.460.790**
402	01	00	00	Productos alimenticios y agropecuarios	1.066.932.131	0	0	0	0	1.066.932.131
402	01	01	00	Alimentos y bebidas para personas	1.066.739.331	0	0	0	0	1.066.739.331
402	01	02	00	Alimentos para animales	28.800	0	0	0	0	28.800
402	01	03	00	Productos agrícolas y pecuarios	164.000	0	0	0	0	164.000
402	02	00	00	Productos de minas, canteras y yacimientos	410.375	0	0	0	0	410.375
402	02	04	00	Mineral no ferroso	272.625	0	0	0	0	272.625
402	02	05	00	Piedra, arcilla, arena y tierra	137.750	0	0	0	0	137.750
402	03	00	00	Textiles y vestuarios	55.047.651	0	0	0	0	55.047.651
402	03	01	00	Textiles	10.900.130	0	0	0	0	10.900.130
402	03	02	00	Prendas de vestir	31.937.000	0	0	0	0	31.937.000
402	03	03	00	Calzados	12.210.521	0	0	0	0	12.210.521
402	04	00	00	Productos de cuero y caucho	6.210.045	0	0	0	0	6.210.045
402	04	01	00	Cueros y pieles	195.000	0	0	0	0	195.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	120.045	0	0	0	0	120.045
402	04	03	00	Cauchos y tripas para vehículos	5.895.000	0	0	0	0	5.895.000
402	05	00	00	Productos de papel, cartón e impresos	16.638.822	0	0	0	0	16.638.822
402	05	01	00	Pulpa de madera, papel y cartón	895.000	0	0	0	0	895.000
402	05	02	00	Envases y cajas de papel y cartón	800.000	0	0	0	0	800.000
402	05	03	00	Productos de papel y cartón para oficina	10.898.492	0	0	0	0	10.898.492
402	05	04	00	Libros, revistas y periódicos	125.000	0	0	0	0	125.000
402	05	05	00	Material de enseñanza	1.270.330	0	0	0	0	1.270.330
402	05	06	00	Productos de papel y cartón para computación	200.000	0	0	0	0	200.000
402	05	99	00	Otros productos de pulpa, papel y cartón	2.450.000	0	0	0	0	2.450.000
402	06	00	00	Productos químicos y derivados	40.183.042	0	0	0	0	40.183.042
402	06	02	00	Abonos, plaguicidas y otros	4.700	0	0	0	0	4.700
402	06	03	00	Tintas, pinturas y colorantes	1.989.000	0	0	0	0	1.989.000
402	06	04	00	Productos farmacéuticos y medicamentos	12.000.000	0	0	0	0	12.000.000
402	06	05	00	Productos de tocador	22.759.288	0	0	0	0	22.759.288

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128556 650051000 TRANSFORMAR SOCIALMENTE A LOS PRIVADOS (AS) DE LIBERTAD PARA CONVERTIR LOS ESTABLECIMIENTOS PENITENCIARIOS EN ESPACIOS DE MÁXIMA DISCIPLINA SOCIAL MEDIANTE LA APLICACIÓN DEL RÉGIMEN.

OBJETIVO DEL PROYECTO: TRANSFORMAR AL PRIVADO DE LIBERTAD MEDIANTE LA APLICACIÓN DEL RÉGIMEN PENITENCIARIO QUE INVOLUCRA PROCESOS FORMATIVOS Y DE INTEGRACIÓN FAMILIAR Y SOCIAL, IMPULSANDO LA EDUCACIÓN, SALUD, FORMACIÓN PARA EL TRABAJO Y DEPORTE COMO HERRAMIENTAS FUNDAMENTALES EN LA INSERCIÓN PRODUCTIVA EN LA SOCIEDAD DE LAS PERSONAS PRIVADAS DE LIBERTAD.

UNIDAD DE MEDIDA: ESTABLECIMIENTO **META:** 58

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	06	00	Combustibles y lubricantes	2.543.600	0	0	0	0	2.543.600
402	06	08	00	Productos plásticos	886.454	0	0	0	0	886.454
402	07	00	00	Productos minerales no metálicos	104.462	0	0	0	0	104.462
402	07	02	00	Vidrios y productos de vidrio	100.000	0	0	0	0	100.000
402	07	04	00	Cemento, cal y yeso	4.462	0	0	0	0	4.462
402	08	00	00	Productos metálicos	22.448.312	0	0	0	0	22.448.312
402	08	02	00	Productos de metales no ferrosos	324.000	0	0	0	0	324.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.644.312	0	0	0	0	10.644.312
402	08	05	00	Materiales de orden público, seguridad y defensa	1.850.000	0	0	0	0	1.850.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	9.630.000	0	0	0	0	9.630.000
402	09	00	00	Productos de madera	460.000	0	0	0	0	460.000
402	09	99	00	Otros productos de madera	460.000	0	0	0	0	460.000
402	10	00	00	Productos varios y útiles diversos	42.425.950	0	0	0	0	42.425.950
402	10	01	00	Artículos de deporte, recreación y juguetes	5.814.860	0	0	0	0	5.814.860
402	10	02	00	Materiales y útiles de limpieza y aseo	6.331.400	0	0	0	0	6.331.400
402	10	03	00	Utensilios de cocina y comedor	9.433.960	0	0	0	0	9.433.960
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.758.700	0	0	0	0	1.758.700
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.884.110	0	0	0	0	1.884.110
402	10	08	00	Materiales para equipos de computación	13.935.000	0	0	0	0	13.935.000
402	10	10	00	Útiles religiosos	160.000	0	0	0	0	160.000
402	10	11	00	Materiales eléctricos	1.793.920	0	0	0	0	1.793.920
402	10	99	00	Otros productos y útiles diversos	1.314.000	0	0	0	0	1.314.000
402	99	00	00	Otros materiales y suministros	600.000	0	0	0	0	600.000
402	99	01	00	Otros materiales y suministros	600.000	0	0	0	0	600.000
403	**00**	**00**	**00**	**Servicios no personales**	**196.207.522**	**0**	**0**	**0**	**0**	**196.207.522**
403	01	00	00	Alquileres de inmuebles	1.750.000	0	0	0	0	1.750.000
403	01	01	00	Alquileres de edificios y locales	1.750.000	0	0	0	0	1.750.000
403	02	00	00	Alquileres de maquinaria y equipos	2.500.000	0	0	0	0	2.500.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.500.000	0	0	0	0	2.500.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128556 650051000 TRANSFORMAR SOCIALMENTE A LOS PRIVADOS (AS) DE LIBERTAD PARA CONVERTIR LOS ESTABLECIMIENTOS PENITENCIARIOS EN ESPACIOS DE MÁXIMA DISCIPLINA SOCIAL MEDIANTE LA APLICACIÓN DEL RÉGIMEN.

OBJETIVO DEL PROYECTO: TRANSFORMAR AL PRIVADO DE LIBERTAD MEDIANTE LA APLICACIÓN DEL RÉGIMEN PENITENCIARIO QUE INVOLUCRA PROCESOS FORMATIVOS Y DE INTEGRACIÓN FAMILIAR Y SOCIAL, IMPULSANDO LA EDUCACIÓN, SALUD, FORMACIÓN PARA EL TRABAJO Y DEPORTE COMO HERRAMIENTAS FUNDAMENTALES EN LA INSERCIÓN PRODUCTIVA EN LA SOCIEDAD DE LAS PERSONAS PRIVADAS DE LIBERTAD.

UNIDAD DE MEDIDA: ESTABLECIMIENTO **META:** 58

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	00	00	Servicios básicos	48.180.000	0	0	0	0	48.180.000
403	04	01	00	Electricidad	1.950.000	0	0	0	0	1.950.000
403	04	02	00	Gas	3.150.000	0	0	0	0	3.150.000
403	04	03	00	Agua	9.000.000	0	0	0	0	9.000.000
403	04	04	00	Teléfonos	32.800.000	0	0	0	0	32.800.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	22.400.000	0	0	0	0	22.400.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	10.400.000	0	0	0	0	10.400.000
403	04	05	00	Servicio de comunicaciones	800.000	0	0	0	0	800.000
403	04	06	00	Servicio de aseo urbano y domiciliario	480.000	0	0	0	0	480.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	100.000	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	15.980.433	0	0	0	0	15.980.433
403	09	01	00	Viáticos y pasajes dentro del país	15.980.433	0	0	0	0	15.980.433
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.558.043	0	0	0	0	3.558.043
403	10	06	00	Servicios de veterinaria	65.000	0	0	0	0	65.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.117.357	0	0	0	0	1.117.357
403	10	99	00	Otros servicios profesionales y técnicos	2.375.686	0	0	0	0	2.375.686
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	17.650.000	0	0	0	0	17.650.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	17.650.000	0	0	0	0	17.650.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	36.000	0	0	0	0	36.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	36.000	0	0	0	0	36.000
403	18	00	00	Impuestos indirectos	106.453.046	0	0	0	0	106.453.046
403	18	01	00	Impuesto al valor agregado	106.453.046	0	0	0	0	106.453.046
404	**00**	**00**	**00**	**Activos reales**	**2.127.500**	**0**	**0**	**0**	**0**	**2.127.500**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.299.500	0	0	0	0	1.299.500
404	07	02	00	Equipos de enseñanza, deporte y recreación	320.000	0	0	0	0	320.000
404	07	06	00	Instrumentos musicales y equipos de audio	979.500	0	0	0	0	979.500
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	420.000	0	0	0	0	420.000
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	420.000	0	0	0	0	420.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128556 650051000 TRANSFORMAR SOCIALMENTE A LOS PRIVADOS (AS) DE LIBERTAD PARA CONVERTIR LOS ESTABLECIMIENTOS PENITENCIARIOS EN ESPACIOS DE MÁXIMA DISCIPLINA SOCIAL MEDIANTE LA APLICACIÓN DEL RÉGIMEN.

OBJETIVO DEL PROYECTO: TRANSFORMAR AL PRIVADO DE LIBERTAD MEDIANTE LA APLICACIÓN DEL RÉGIMEN PENITENCIARIO QUE INVOLUCRA PROCESOS FORMATIVOS Y DE INTEGRACIÓN FAMILIAR Y SOCIAL, IMPULSANDO LA EDUCACIÓN, SALUD, FORMACIÓN PARA EL TRABAJO Y DEPORTE COMO HERRAMIENTAS FUNDAMENTALES EN LA INSERCIÓN PRODUCTIVA EN LA SOCIEDAD DE LAS PERSONAS PRIVADAS DE LIBERTAD.

UNIDAD DE MEDIDA: ESTABLECIMIENTO **META:** 58

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	318.000	0	0	0	0	318.000
404	09	01	00	Mobiliario y equipos de oficina	24.000	0	0	0	0	24.000
404	09	02	00	Equipos de computación	294.000	0	0	0	0	294.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	90.000	0	0	0	0	90.000
404	11	05	00	Adquisición de maquinaria y equipos usados	90.000	0	0	0	0	90.000
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	90.000	0	0	0	0	90.000
				Totales	1.449.795.812	0	0	0	0	1.449.795.812

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128556 650051000 TRANSFORMAR SOCIALMENTE A LOS PRIVADOS (AS) DE LIBERTAD PARA CONVERTIR LOS ESTABLECIMIENTOS PENITENCIARIOS EN ESPACIOS DE MÁXIMA DISCIPLINA SOCIAL MEDIANTE LA APLICACIÓN DEL RÉGIMEN.

OBJETIVO DEL PROYECTO: TRANSFORMAR AL PRIVADO DE LIBERTAD MEDIANTE LA APLICACIÓN DEL RÉGIMEN PENITENCIARIO QUE INVOLUCRA PROCESOS FORMATIVOS Y DE INTEGRACIÓN FAMILIAR Y SOCIAL, IMPULSANDO LA EDUCACIÓN, SALUD, FORMACIÓN PARA EL TRABAJO Y DEPORTE COMO HERRAMIENTAS FUNDAMENTALES EN LA INSERCIÓN PRODUCTIVA EN LA SOCIEDAD DE LAS PERSONAS PRIVADAS DE LIBERTAD.

UNIDAD DE MEDIDA: ESTABLECIMIENTO **META:** 58

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128556 650051000 TRANSFORMAR SOCIALMENTE A LOS PRIVADOS (AS) DE LIBERTAD PARA CONVERTIR LOS ESTABLECIMIENTOS PENITENCIARIOS EN ESPACIOS DE MÁXIMA DISCIPLINA SOCIAL MEDIANTE LA APLICACIÓN DEL RÉGIMEN.

OBJETIVO DEL PROYECTO: TRANSFORMAR AL PRIVADO DE LIBERTAD MEDIANTE LA APLICACIÓN DEL RÉGIMEN PENITENCIARIO QUE INVOLUCRA PROCESOS FORMATIVOS Y DE INTEGRACIÓN FAMILIAR Y SOCIAL, IMPULSANDO LA EDUCACIÓN, SALUD, FORMACIÓN PARA EL TRABAJO Y DEPORTE COMO HERRAMIENTAS FUNDAMENTALES EN LA INSERCIÓN PRODUCTIVA EN LA SOCIEDAD DE LAS PERSONAS PRIVADAS DE LIBERTAD.

UNIDAD DE MEDIDA: ESTABLECIMIENTO **META:** 58

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 650051001 GARANTIZAR LA SEGURIDAD COMO PROCESO MEDULAR DEL REGIMEN EN LOS ESTABLECIMIENTOS PENITENCIARIOS Y POTENCIAR LA FORMACION ACADEMICA DE LOS NUEVOS CUSTODIOS PENITENCIARIOS.

UNIDAD DE MEDIDA: PERSONA **META:** 40.000

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.988.506**	**0**	**0**	**0**	**0**	**5.988.506**
402	01	00	00	Productos alimenticios y agropecuarios	28.800	0	0	0	0	28.800
402	01	02	00	Alimentos para animales	28.800	0	0	0	0	28.800
402	03	00	00	Textiles y vestuarios	3.059.706	0	0	0	0	3.059.706
402	03	02	00	Prendas de vestir	500.000	0	0	0	0	500.000
402	03	03	00	Calzados	2.559.706	0	0	0	0	2.559.706
402	05	00	00	Productos de papel, cartón e impresos	800.000	0	0	0	0	800.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	200.000
402	05	05	00	Material de enseñanza	400.000	0	0	0	0	400.000
402	05	06	00	Productos de papel y cartón para computación	200.000	0	0	0	0	200.000
402	07	00	00	Productos minerales no metálicos	100.000	0	0	0	0	100.000
402	07	02	00	Vidrios y productos de vidrio	100.000	0	0	0	0	100.000
402	08	00	00	Productos metálicos	1.850.000	0	0	0	0	1.850.000
402	08	05	00	Materiales de orden público, seguridad y defensa	1.850.000	0	0	0	0	1.850.000
402	10	00	00	Productos varios y útiles diversos	150.000	0	0	0	0	150.000
402	10	08	00	Materiales para equipos de computación	150.000	0	0	0	0	150.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.535.694**	**0**	**0**	**0**	**0**	**3.535.694**
403	09	00	00	Viáticos y pasajes	2.445.408	0	0	0	0	2.445.408
403	09	01	00	Viáticos y pasajes dentro del país	2.445.408	0	0	0	0	2.445.408
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	65.000	0	0	0	0	65.000
403	10	06	00	Servicios de veterinaria	65.000	0	0	0	0	65.000
403	18	00	00	Impuestos indirectos	1.025.286	0	0	0	0	1.025.286
403	18	01	00	Impuesto al valor agregado	1.025.286	0	0	0	0	1.025.286
404	**00**	**00**	**00**	**Activos reales**	**420.000**	**0**	**0**	**0**	**0**	**420.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128556 650051000 TRANSFORMAR SOCIALMENTE A LOS PRIVADOS (AS) DE LIBERTAD PARA CONVERTIR LOS ESTABLECIMIENTOS PENITENCIARIOS EN ESPACIOS DE MÁXIMA DISCIPLINA SOCIAL MEDIANTE LA APLICACIÓN DEL RÉGIMEN.

OBJETIVO DEL PROYECTO: TRANSFORMAR AL PRIVADO DE LIBERTAD MEDIANTE LA APLICACIÓN DEL RÉGIMEN PENITENCIARIO QUE INVOLUCRA PROCESOS FORMATIVOS Y DE INTEGRACIÓN FAMILIAR Y SOCIAL, IMPULSANDO LA EDUCACIÓN, SALUD, FORMACIÓN PARA EL TRABAJO Y DEPORTE COMO HERRAMIENTAS FUNDAMENTALES EN LA INSERCIÓN PRODUCTIVA EN LA SOCIEDAD DE LAS PERSONAS PRIVADAS DE LIBERTAD.

UNIDAD DE MEDIDA: ESTABLECIMIENTO **META:** 58

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 650051001 GARANTIZAR LA SEGURIDAD COMO PROCESO MEDULAR DEL REGIMEN EN LOS ESTABLECIMIENTOS PENITENCIARIOS Y POTENCIAR LA FORMACION ACADEMICA DE LOS NUEVOS CUSTODIOS PENITENCIARIOS.

UNIDAD DE MEDIDA: PERSONA **META:** 40.000

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	420.000	0	0	0	0	420.000
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	420.000	0	0	0	0	420.000
				Totales	**9.944.200**	**0**	**0**	**0**	**0**	**9.944.200**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128556 650051000 TRANSFORMAR SOCIALMENTE A LOS PRIVADOS (AS) DE LIBERTAD PARA CONVERTIR LOS ESTABLECIMIENTOS PENITENCIARIOS EN ESPACIOS DE MÁXIMA DISCIPLINA SOCIAL MEDIANTE LA APLICACIÓN DEL RÉGIMEN.

OBJETIVO DEL PROYECTO: TRANSFORMAR AL PRIVADO DE LIBERTAD MEDIANTE LA APLICACIÓN DEL RÉGIMEN PENITENCIARIO QUE INVOLUCRA PROCESOS FORMATIVOS Y DE INTEGRACIÓN FAMILIAR Y SOCIAL, IMPULSANDO LA EDUCACIÓN, SALUD, FORMACIÓN PARA EL TRABAJO Y DEPORTE COMO HERRAMIENTAS FUNDAMENTALES EN LA INSERCIÓN PRODUCTIVA EN LA SOCIEDAD DE LAS PERSONAS PRIVADAS DE LIBERTAD.

UNIDAD DE MEDIDA: ESTABLECIMIENTO **META:** 58

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 650051002 IMPLEMENTAR UN PLAN DE MEJORA PENITENCIARIA A TRAVÉS DE LA DESCONCENTRACION DE LOS ESTABLECIMIENTOS PENITENCIARIOS CON EL FIN DE REFORZAR LA DEMOCRACIA PARTICIPATIVA Y OPTIMIZAR EL NIVEL DE TOMA DE DECISIONES.

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 384

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**32.250.232**	**0**	**0**	**0**	**0**	**32.250.232**
402	01	00	00	Productos alimenticios y agropecuarios	500.288	0	0	0	0	500.288
402	01	01	00	Alimentos y bebidas para personas	500.288	0	0	0	0	500.288
402	03	00	00	Textiles y vestuarios	2.350.000	0	0	0	0	2.350.000
402	03	02	00	Prendas de vestir	2.350.000	0	0	0	0	2.350.000
402	04	00	00	Productos de cuero y caucho	2.245.000	0	0	0	0	2.245.000
402	04	03	00	Cauchos y tripas para vehículos	2.245.000	0	0	0	0	2.245.000
402	05	00	00	Productos de papel, cartón e impresos	3.393.992	0	0	0	0	3.393.992
402	05	03	00	Productos de papel y cartón para oficina	2.443.992	0	0	0	0	2.443.992
402	05	99	00	Otros productos de pulpa, papel y cartón	950.000	0	0	0	0	950.000
402	06	00	00	Productos químicos y derivados	1.699.500	0	0	0	0	1.699.500
402	06	03	00	Tintas, pinturas y colorantes	1.699.500	0	0	0	0	1.699.500
402	08	00	00	Productos metálicos	6.198.362	0	0	0	0	6.198.362
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	6.198.362	0	0	0	0	6.198.362
402	10	00	00	Productos varios y útiles diversos	15.863.090	0	0	0	0	15.863.090
402	10	01	00	Artículos de deporte, recreación y juguetes	5.292.860	0	0	0	0	5.292.860
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.622.230	0	0	0	0	1.622.230
402	10	08	00	Materiales para equipos de computación	6.060.000	0	0	0	0	6.060.000
402	10	11	00	Materiales eléctricos	1.688.000	0	0	0	0	1.688.000
402	10	99	00	Otros productos y útiles diversos	1.200.000	0	0	0	0	1.200.000
403	**00**	**00**	**00**	**Servicios no personales**	**66.701.639**	**0**	**0**	**0**	**0**	**66.701.639**
403	01	00	00	Alquileres de inmuebles	1.750.000	0	0	0	0	1.750.000
403	01	01	00	Alquileres de edificios y locales	1.750.000	0	0	0	0	1.750.000
403	04	00	00	Servicios básicos	48.180.000	0	0	0	0	48.180.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128556 650051000 TRANSFORMAR SOCIALMENTE A LOS PRIVADOS (AS) DE LIBERTAD PARA CONVERTIR LOS ESTABLECIMIENTOS PENITENCIARIOS EN ESPACIOS DE MÁXIMA DISCIPLINA SOCIAL MEDIANTE LA APLICACIÓN DEL RÉGIMEN.

OBJETIVO DEL PROYECTO: TRANSFORMAR AL PRIVADO DE LIBERTAD MEDIANTE LA APLICACIÓN DEL RÉGIMEN PENITENCIARIO QUE INVOLUCRA PROCESOS FORMATIVOS Y DE INTEGRACIÓN FAMILIAR Y SOCIAL, IMPULSANDO LA EDUCACIÓN, SALUD, FORMACIÓN PARA EL TRABAJO Y DEPORTE COMO HERRAMIENTAS FUNDAMENTALES EN LA INSERCIÓN PRODUCTIVA EN LA SOCIEDAD DE LAS PERSONAS PRIVADAS DE LIBERTAD.

UNIDAD DE MEDIDA: ESTABLECIMIENTO **META:** 58

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 650051002 IMPLEMENTAR UN PLAN DE MEJORA PENITENCIARIA A TRAVÉS DE LA DESCONCENTRACION DE LOS ESTABLECIMIENTOS PENITENCIARIOS CON EL FIN DE REFORZAR LA DEMOCRACIA PARTICIPATIVA Y OPTIMIZAR EL NIVEL DE TOMA DE DECISIONES.

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 384

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	01	00	Electricidad	1.950.000	0	0	0	0	1.950.000
403	04	02	00	Gas	3.150.000	0	0	0	0	3.150.000
403	04	03	00	Agua	9.000.000	0	0	0	0	9.000.000
403	04	04	00	Teléfonos	32.800.000	0	0	0	0	32.800.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	22.400.000	0	0	0	0	22.400.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	10.400.000	0	0	0	0	10.400.000
403	04	05	00	Servicio de comunicaciones	800.000	0	0	0	0	800.000
403	04	06	00	Servicio de aseo urbano y domiciliario	480.000	0	0	0	0	480.000
403	09	00	00	Viáticos y pasajes	6.187.440	0	0	0	0	6.187.440
403	09	01	00	Viáticos y pasajes dentro del país	6.187.440	0	0	0	0	6.187.440
403	18	00	00	Impuestos indirectos	10.584.199	0	0	0	0	10.584.199
403	18	01	00	Impuesto al valor agregado	10.584.199	0	0	0	0	10.584.199
404	**00**	**00**	**00**	**Activos reales**	**1.271.000**	**0**	**0**	**0**	**0**	**1.271.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	863.000	0	0	0	0	863.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	290.000	0	0	0	0	290.000
404	07	06	00	Instrumentos musicales y equipos de audio	573.000	0	0	0	0	573.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	318.000	0	0	0	0	318.000
404	09	01	00	Mobiliario y equipos de oficina	24.000	0	0	0	0	24.000
404	09	02	00	Equipos de computación	294.000	0	0	0	0	294.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	90.000	0	0	0	0	90.000
404	11	05	00	Adquisición de maquinaria y equipos usados	90.000	0	0	0	0	90.000
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	90.000	0	0	0	0	90.000
				Totales	**100.222.871**	**0**	**0**	**0**	**0**	**100.222.871**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128556 650051000 TRANSFORMAR SOCIALMENTE A LOS PRIVADOS (AS) DE LIBERTAD PARA CONVERTIR LOS ESTABLECIMIENTOS PENITENCIARIOS EN ESPACIOS DE MÁXIMA DISCIPLINA SOCIAL MEDIANTE LA APLICACIÓN DEL RÉGIMEN.

OBJETIVO DEL PROYECTO: TRANSFORMAR AL PRIVADO DE LIBERTAD MEDIANTE LA APLICACIÓN DEL RÉGIMEN PENITENCIARIO QUE INVOLUCRA PROCESOS FORMATIVOS Y DE INTEGRACIÓN FAMILIAR Y SOCIAL, IMPULSANDO LA EDUCACIÓN, SALUD, FORMACIÓN PARA EL TRABAJO Y DEPORTE COMO HERRAMIENTAS FUNDAMENTALES EN LA INSERCIÓN PRODUCTIVA EN LA SOCIEDAD DE LAS PERSONAS PRIVADAS DE LIBERTAD.

UNIDAD DE MEDIDA: ESTABLECIMIENTO **META:** 58

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 650051003 GARANTIZAR LOS SUMINISTROS LOGÍSTICOS Y EJECUTAR EL PLAN DE MANTENIMIENTO PREVENTIVO Y CORRECTIVO DE LA FLOTA VEHICULAR QUE POSIBILITEN LOS PROCESOS DE TRANSFORMACIÓN SOCIAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 450.000

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.205.002.339**	**0**	**0**	**0**	**0**	**1.205.002.339**
402	01	00	00	Productos alimenticios y agropecuarios	1.065.527.298	0	0	0	0	1.065.527.298
402	01	01	00	Alimentos y bebidas para personas	1.065.527.298	0	0	0	0	1.065.527.298
402	03	00	00	Textiles y vestuarios	48.042.815	0	0	0	0	48.042.815
402	03	01	00	Textiles	10.000.000	0	0	0	0	10.000.000
402	03	02	00	Prendas de vestir	28.572.000	0	0	0	0	28.572.000
402	03	03	00	Calzados	9.470.815	0	0	0	0	9.470.815
402	04	00	00	Productos de cuero y caucho	3.650.000	0	0	0	0	3.650.000
402	04	03	00	Cauchos y tripas para vehículos	3.650.000	0	0	0	0	3.650.000
402	05	00	00	Productos de papel, cartón e impresos	10.554.200	0	0	0	0	10.554.200
402	05	01	00	Pulpa de madera, papel y cartón	895.000	0	0	0	0	895.000
402	05	02	00	Envases y cajas de papel y cartón	800.000	0	0	0	0	800.000
402	05	03	00	Productos de papel y cartón para oficina	7.359.200	0	0	0	0	7.359.200
402	05	99	00	Otros productos de pulpa, papel y cartón	1.500.000	0	0	0	0	1.500.000
402	06	00	00	Productos químicos y derivados	37.888.016	0	0	0	0	37.888.016
402	06	04	00	Productos farmacéuticos y medicamentos	12.000.000	0	0	0	0	12.000.000
402	06	05	00	Productos de tocador	22.594.416	0	0	0	0	22.594.416
402	06	06	00	Combustibles y lubricantes	2.543.600	0	0	0	0	2.543.600
402	06	08	00	Productos plásticos	750.000	0	0	0	0	750.000
402	08	00	00	Productos metálicos	13.715.950	0	0	0	0	13.715.950
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.085.950	0	0	0	0	4.085.950
402	08	09	00	Repuestos y accesorios para equipos de transporte	9.630.000	0	0	0	0	9.630.000
402	10	00	00	Productos varios y útiles diversos	25.024.060	0	0	0	0	25.024.060
402	10	02	00	Materiales y útiles de limpieza y aseo	6.331.400	0	0	0	0	6.331.400

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128556 650051000 TRANSFORMAR SOCIALMENTE A LOS PRIVADOS (AS) DE LIBERTAD PARA CONVERTIR LOS ESTABLECIMIENTOS PENITENCIARIOS EN ESPACIOS DE MÁXIMA DISCIPLINA SOCIAL MEDIANTE LA APLICACIÓN DEL RÉGIMEN.

OBJETIVO DEL PROYECTO: TRANSFORMAR AL PRIVADO DE LIBERTAD MEDIANTE LA APLICACIÓN DEL RÉGIMEN PENITENCIARIO QUE INVOLUCRA PROCESOS FORMATIVOS Y DE INTEGRACIÓN FAMILIAR Y SOCIAL, IMPULSANDO LA EDUCACIÓN, SALUD, FORMACIÓN PARA EL TRABAJO Y DEPORTE COMO HERRAMIENTAS FUNDAMENTALES EN LA INSERCIÓN PRODUCTIVA EN LA SOCIEDAD DE LAS PERSONAS PRIVADAS DE LIBERTAD.

UNIDAD DE MEDIDA: ESTABLECIMIENTO **META:** 58

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 650051003 GARANTIZAR LOS SUMINISTROS LOGÍSTICOS Y EJECUTAR EL PLAN DE MANTENIMIENTO PREVENTIVO Y CORRECTIVO DE LA FLOTA VEHICULAR QUE POSIBILITEN LOS PROCESOS DE TRANSFORMACIÓN SOCIAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 450.000

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	03	00	Utensilios de cocina y comedor	9.433.960	0	0	0	0	9.433.960
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.758.700	0	0	0	0	1.758.700
402	10	08	00	Materiales para equipos de computación	7.500.000	0	0	0	0	7.500.000
402	99	00	00	Otros materiales y suministros	600.000	0	0	0	0	600.000
402	99	01	00	Otros materiales y suministros	600.000	0	0	0	0	600.000
403	**00**	**00**	**00**	**Servicios no personales**	**116.230.610**	**0**	**0**	**0**	**0**	**116.230.610**
403	09	00	00	Viáticos y pasajes	5.598.160	0	0	0	0	5.598.160
403	09	01	00	Viáticos y pasajes dentro del país	5.598.160	0	0	0	0	5.598.160
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	17.650.000	0	0	0	0	17.650.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	17.650.000	0	0	0	0	17.650.000
403	18	00	00	Impuestos indirectos	92.982.450	0	0	0	0	92.982.450
403	18	01	00	Impuesto al valor agregado	92.982.450	0	0	0	0	92.982.450
				Totales	**1.321.232.949**	**0**	**0**	**0**	**0**	**1.321.232.949**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128556 650051000 TRANSFORMAR SOCIALMENTE A LOS PRIVADOS (AS) DE LIBERTAD PARA CONVERTIR LOS ESTABLECIMIENTOS PENITENCIARIOS EN ESPACIOS DE MÁXIMA DISCIPLINA SOCIAL MEDIANTE LA APLICACIÓN DEL RÉGIMEN.

OBJETIVO DEL PROYECTO: TRANSFORMAR AL PRIVADO DE LIBERTAD MEDIANTE LA APLICACIÓN DEL RÉGIMEN PENITENCIARIO QUE INVOLUCRA PROCESOS FORMATIVOS Y DE INTEGRACIÓN FAMILIAR Y SOCIAL, IMPULSANDO LA EDUCACIÓN, SALUD, FORMACIÓN PARA EL TRABAJO Y DEPORTE COMO HERRAMIENTAS FUNDAMENTALES EN LA INSERCIÓN PRODUCTIVA EN LA SOCIEDAD DE LAS PERSONAS PRIVADAS DE LIBERTAD.

UNIDAD DE MEDIDA: ESTABLECIMIENTO **META:** 58

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 650051004 DISENAR ESTRATEGIAS QUE PERMITAN EL DESARROLLO DEL PLAN DE ATENCION INTEGRAL COMO EJE TRANSVERSAL PARA LA TRANSFORMACION SOCIAL DE LOS (AS) PRIVADOS (AS) DE LIBERTAD

UNIDAD DE MEDIDA: ATENCIÓN **META:** 500.000

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	8.022.968	0	0	0	0	8.022.968
402	01	00	00	Productos alimenticios y agropecuarios	679.000	0	0	0	0	679.000
402	01	01	00	Alimentos y bebidas para personas	515.000	0	0	0	0	515.000
402	01	03	00	Productos agrícolas y pecuarios	164.000	0	0	0	0	164.000
402	02	00	00	Productos de minas, canteras y yacimientos	410.375	0	0	0	0	410.375
402	02	04	00	Mineral no ferroso	272.625	0	0	0	0	272.625
402	02	05	00	Piedra, arcilla, arena y tierra	137.750	0	0	0	0	137.750
402	03	00	00	Textiles y vestuarios	1.595.130	0	0	0	0	1.595.130
402	03	01	00	Textiles	900.130	0	0	0	0	900.130
402	03	02	00	Prendas de vestir	515.000	0	0	0	0	515.000
402	03	03	00	Calzados	180.000	0	0	0	0	180.000
402	04	00	00	Productos de cuero y caucho	315.045	0	0	0	0	315.045
402	04	01	00	Cueros y pieles	195.000	0	0	0	0	195.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	120.045	0	0	0	0	120.045
402	05	00	00	Productos de papel, cartón e impresos	1.890.630	0	0	0	0	1.890.630
402	05	03	00	Productos de papel y cartón para oficina	895.300	0	0	0	0	895.300
402	05	04	00	Libros, revistas y periódicos	125.000	0	0	0	0	125.000
402	05	05	00	Material de enseñanza	870.330	0	0	0	0	870.330
402	06	00	00	Productos químicos y derivados	595.526	0	0	0	0	595.526
402	06	02	00	Abonos, plaguicidas y otros	4.700	0	0	0	0	4.700
402	06	03	00	Tintas, pinturas y colorantes	289.500	0	0	0	0	289.500
402	06	05	00	Productos de tocador	164.872	0	0	0	0	164.872
402	06	08	00	Productos plásticos	136.454	0	0	0	0	136.454
402	07	00	00	Productos minerales no metálicos	4.462	0	0	0	0	4.462

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128556 650051000 TRANSFORMAR SOCIALMENTE A LOS PRIVADOS (AS) DE LIBERTAD PARA CONVERTIR LOS ESTABLECIMIENTOS PENITENCIARIOS EN ESPACIOS DE MÁXIMA DISCIPLINA SOCIAL MEDIANTE LA APLICACIÓN DEL RÉGIMEN.

OBJETIVO DEL PROYECTO: TRANSFORMAR AL PRIVADO DE LIBERTAD MEDIANTE LA APLICACIÓN DEL RÉGIMEN PENITENCIARIO QUE INVOLUCRA PROCESOS FORMATIVOS Y DE INTEGRACIÓN FAMILIAR Y SOCIAL, IMPULSANDO LA EDUCACIÓN, SALUD, FORMACIÓN PARA EL TRABAJO Y DEPORTE COMO HERRAMIENTAS FUNDAMENTALES EN LA INSERCIÓN PRODUCTIVA EN LA SOCIEDAD DE LAS PERSONAS PRIVADAS DE LIBERTAD.

UNIDAD DE MEDIDA: ESTABLECIMIENTO **META:** 58

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 650051004 DISENAR ESTRATEGIAS QUE PERMITAN EL DESARROLLO DEL PLAN DE ATENCION INTEGRAL COMO EJE TRANSVERSAL PARA LA TRANSFORMACION SOCIAL DE LOS (AS) PRIVADOS (AS) DE LIBERTAD

UNIDAD DE MEDIDA: ATENCIÓN **META:** 500.000

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	04	00	Cemento, cal y yeso	4.462	0	0	0	0	4.462
402	08	00	00	Productos metálicos	684.000	0	0	0	0	684.000
402	08	02	00	Productos de metales no ferrosos	324.000	0	0	0	0	324.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	360.000	0	0	0	0	360.000
402	09	00	00	Productos de madera	460.000	0	0	0	0	460.000
402	09	99	00	Otros productos de madera	460.000	0	0	0	0	460.000
402	10	00	00	Productos varios y útiles diversos	1.388.800	0	0	0	0	1.388.800
402	10	01	00	Artículos de deporte, recreación y juguetes	522.000	0	0	0	0	522.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	261.880	0	0	0	0	261.880
402	10	08	00	Materiales para equipos de computación	225.000	0	0	0	0	225.000
402	10	10	00	Útiles religiosos	160.000	0	0	0	0	160.000
402	10	11	00	Materiales eléctricos	105.920	0	0	0	0	105.920
402	10	99	00	Otros productos y útiles diversos	114.000	0	0	0	0	114.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.550.904**	**0**	**0**	**0**	**0**	**5.550.904**
403	07	00	00	Servicios de información, impresión y relaciones públicas	100.000	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	920.750	0	0	0	0	920.750
403	09	01	00	Viáticos y pasajes dentro del país	920.750	0	0	0	0	920.750
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.993.043	0	0	0	0	2.993.043
403	10	11	00	Servicios para la elaboración y suministro de comida	617.357	0	0	0	0	617.357
403	10	99	00	Otros servicios profesionales y técnicos	2.375.686	0	0	0	0	2.375.686
403	16	00	00	Servicios de diversión, esparcimiento y culturales	36.000	0	0	0	0	36.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	36.000	0	0	0	0	36.000
403	18	00	00	Impuestos indirectos	1.501.111	0	0	0	0	1.501.111

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128556 650051000 TRANSFORMAR SOCIALMENTE A LOS PRIVADOS (AS) DE LIBERTAD PARA CONVERTIR LOS ESTABLECIMIENTOS PENITENCIARIOS EN ESPACIOS DE MÁXIMA DISCIPLINA SOCIAL MEDIANTE LA APLICACIÓN DEL RÉGIMEN.

OBJETIVO DEL PROYECTO: TRANSFORMAR AL PRIVADO DE LIBERTAD MEDIANTE LA APLICACIÓN DEL RÉGIMEN PENITENCIARIO QUE INVOLUCRA PROCESOS FORMATIVOS Y DE INTEGRACIÓN FAMILIAR Y SOCIAL, IMPULSANDO LA EDUCACIÓN, SALUD, FORMACIÓN PARA EL TRABAJO Y DEPORTE COMO HERRAMIENTAS FUNDAMENTALES EN LA INSERCIÓN PRODUCTIVA EN LA SOCIEDAD DE LAS PERSONAS PRIVADAS DE LIBERTAD.

UNIDAD DE MEDIDA: ESTABLECIMIENTO **META:** 58

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 650051004 DISENAR ESTRATEGIAS QUE PERMITAN EL DESARROLLO DEL PLAN DE ATENCION INTEGRAL COMO EJE TRANSVERSAL PARA LA TRANSFORMACION SOCIAL DE LOS (AS) PRIVADOS (AS) DE LIBERTAD

UNIDAD DE MEDIDA: ATENCIÓN **META:** 500.000

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	1.501.111	0	0	0	0	1.501.111
404	**00**	**00**	**00**	**Activos reales**	**436.500**	**0**	**0**	**0**	**0**	**436.500**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	436.500	0	0	0	0	436.500
404	07	02	00	Equipos de enseñanza, deporte y recreación	30.000	0	0	0	0	30.000
404	07	06	00	Instrumentos musicales y equipos de audio	406.500	0	0	0	0	406.500
				Totales	**14.010.372**	**0**	**0**	**0**	**0**	**14.010.372**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128556 650051000 TRANSFORMAR SOCIALMENTE A LOS PRIVADOS (AS) DE LIBERTAD PARA CONVERTIR LOS ESTABLECIMIENTOS PENITENCIARIOS EN ESPACIOS DE MÁXIMA DISCIPLINA SOCIAL MEDIANTE LA APLICACIÓN DEL RÉGIMEN.

OBJETIVO DEL PROYECTO: TRANSFORMAR AL PRIVADO DE LIBERTAD MEDIANTE LA APLICACIÓN DEL RÉGIMEN PENITENCIARIO QUE INVOLUCRA PROCESOS FORMATIVOS Y DE INTEGRACIÓN FAMILIAR Y SOCIAL, IMPULSANDO LA EDUCACIÓN, SALUD, FORMACIÓN PARA EL TRABAJO Y DEPORTE COMO HERRAMIENTAS FUNDAMENTALES EN LA INSERCIÓN PRODUCTIVA EN LA SOCIEDAD DE LAS PERSONAS PRIVADAS DE LIBERTAD.

UNIDAD DE MEDIDA: ESTABLECIMIENTO **META:** 58

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 650051005 CONSOLIDACIÓN Y CRECIMIENTO DE LA ORQUESTA SINFÓNICA PENITENCIARIA CON LA PARTICIPACIÓN DE LOS Y LAS PRIVADAS DE LIBERTAD FOMENTANDO LA PRODUCCIÓN DE INSTRUMENTOS MUSICALES

UNIDAD DE MEDIDA: PERSONA **META:** 3.023

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**196.745**	**0**	**0**	**0**	**0**	**196.745**
402	01	00	00	Productos alimenticios y agropecuarios	196.745	0	0	0	0	196.745
402	01	01	00	Alimentos y bebidas para personas	196.745	0	0	0	0	196.745
403	**00**	**00**	**00**	**Servicios no personales**	**4.188.675**	**0**	**0**	**0**	**0**	**4.188.675**
403	02	00	00	Alquileres de maquinaria y equipos	2.500.000	0	0	0	0	2.500.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.500.000	0	0	0	0	2.500.000
403	09	00	00	Viáticos y pasajes	828.675	0	0	0	0	828.675
403	09	01	00	Viáticos y pasajes dentro del país	828.675	0	0	0	0	828.675
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	500.000	0	0	0	0	500.000
403	10	11	00	Servicios para la elaboración y suministro de comida	500.000	0	0	0	0	500.000
403	18	00	00	Impuestos indirectos	360.000	0	0	0	0	360.000
403	18	01	00	Impuesto al valor agregado	360.000	0	0	0	0	360.000
				Totales	**4.385.420**	**0**	**0**	**0**	**0**	**4.385.420**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128783 650052000 GARANTIZAR LOS DERECHOS DE LAS Y LOS ADOLESCENTES EN CONFLICTO CON LA LEY PENAL, CON EL FIN DE LOGRAR SU TRANSFORMACIÓN SOCIAL MEDIANTE EL RÉGIMEN DISCIPLINARIO.

OBJETIVO DEL PROYECTO: TRANSFORMAR A LOS (AS) ADOLESCENTES MEDIANTE LA APLICACIÓN DEL RÉGIMEN DISCIPLINARIO QUE INVOLUCRA PROCESOS FORMATIVOS Y DE INTEGRACIÓN FAMILIAR Y SOCIAL.

UNIDAD DE MEDIDA: PERSONA **META:** 4.688

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**222.936.462**	**0**	**0**	**0**	**0**	**222.936.462**
402	01	00	00	Productos alimenticios y agropecuarios	189.490.475	0	0	0	0	189.490.475
402	01	01	00	Alimentos y bebidas para personas	189.490.475	0	0	0	0	189.490.475
402	03	00	00	Textiles y vestuarios	8.370.000	0	0	0	0	8.370.000
402	03	01	00	Textiles	600.000	0	0	0	0	600.000
402	03	02	00	Prendas de vestir	5.850.000	0	0	0	0	5.850.000
402	03	03	00	Calzados	1.920.000	0	0	0	0	1.920.000
402	04	00	00	Productos de cuero y caucho	3.650.000	0	0	0	0	3.650.000
402	04	03	00	Cauchos y tripas para vehículos	3.650.000	0	0	0	0	3.650.000
402	05	00	00	Productos de papel, cartón e impresos	6.142.264	0	0	0	0	6.142.264
402	05	01	00	Pulpa de madera, papel y cartón	1.852.822	0	0	0	0	1.852.822
402	05	03	00	Productos de papel y cartón para oficina	4.244.442	0	0	0	0	4.244.442
402	05	99	00	Otros productos de pulpa, papel y cartón	45.000	0	0	0	0	45.000
402	06	00	00	Productos químicos y derivados	1.416.762	0	0	0	0	1.416.762
402	06	05	00	Productos de tocador	225.962	0	0	0	0	225.962
402	06	06	00	Combustibles y lubricantes	470.800	0	0	0	0	470.800
402	06	08	00	Productos plásticos	720.000	0	0	0	0	720.000
402	08	00	00	Productos metálicos	2.831.308	0	0	0	0	2.831.308
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.046.308	0	0	0	0	2.046.308
402	08	09	00	Repuestos y accesorios para equipos de transporte	785.000	0	0	0	0	785.000
402	10	00	00	Productos varios y útiles diversos	9.895.653	0	0	0	0	9.895.653
402	10	01	00	Artículos de deporte, recreación y juguetes	236.300	0	0	0	0	236.300
402	10	02	00	Materiales y útiles de limpieza y aseo	2.417.751	0	0	0	0	2.417.751
402	10	03	00	Utensilios de cocina y comedor	2.034.080	0	0	0	0	2.034.080
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	377.002	0	0	0	0	377.002
402	10	06	00	Condecoraciones, ofrendas y similares	12.500	0	0	0	0	12.500
402	10	08	00	Materiales para equipos de computación	4.818.020	0	0	0	0	4.818.020
402	99	00	00	Otros materiales y suministros	1.140.000	0	0	0	0	1.140.000
402	99	01	00	Otros materiales y suministros	1.140.000	0	0	0	0	1.140.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128783 650052000 GARANTIZAR LOS DERECHOS DE LAS Y LOS ADOLESCENTES EN CONFLICTO CON LA LEY PENAL, CON EL FIN DE LOGRAR SU TRANSFORMACIÓN SOCIAL MEDIANTE EL RÉGIMEN DISCIPLINARIO.

OBJETIVO DEL PROYECTO: TRANSFORMAR A LOS (AS) ADOLESCENTES MEDIANTE LA APLICACIÓN DEL RÉGIMEN DISCIPLINARIO QUE INVOLUCRA PROCESOS FORMATIVOS Y DE INTEGRACIÓN FAMILIAR Y SOCIAL.

UNIDAD DE MEDIDA: PERSONA **META:** 4.688

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**40.938.307**	**0**	**0**	**0**	**0**	**40.938.307**
403	01	00	00	Alquileres de inmuebles	630.000	0	0	0	0	630.000
403	01	01	00	Alquileres de edificios y locales	630.000	0	0	0	0	630.000
403	04	00	00	Servicios básicos	5.910.000	0	0	0	0	5.910.000
403	04	01	00	Electricidad	300.000	0	0	0	0	300.000
403	04	02	00	Gas	350.000	0	0	0	0	350.000
403	04	03	00	Agua	1.000.000	0	0	0	0	1.000.000
403	04	04	00	Teléfonos	4.100.000	0	0	0	0	4.100.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	2.800.000	0	0	0	0	2.800.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.300.000	0	0	0	0	1.300.000
403	04	05	00	Servicio de comunicaciones	100.000	0	0	0	0	100.000
403	04	06	00	Servicio de aseo urbano y domiciliario	60.000	0	0	0	0	60.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	20.000	0	0	0	0	20.000
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	10.877.430	0	0	0	0	10.877.430
403	09	01	00	Viáticos y pasajes dentro del país	10.877.430	0	0	0	0	10.877.430
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	353.900	0	0	0	0	353.900
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	353.900	0	0	0	0	353.900
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	167.000	0	0	0	0	167.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	14.000	0	0	0	0	14.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	153.000	0	0	0	0	153.000
403	18	00	00	Impuestos indirectos	22.979.977	0	0	0	0	22.979.977
403	18	01	00	Impuesto al valor agregado	22.979.977	0	0	0	0	22.979.977
404	**00**	**00**	**00**	**Activos reales**	**922.434**	**0**	**0**	**0**	**0**	**922.434**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	922.434	0	0	0	0	922.434
404	09	03	00	Mobiliario y equipos de alojamiento	922.434	0	0	0	0	922.434
				Totales	**264.797.203**	**0**	**0**	**0**	**0**	**264.797.203**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128783 650052000 GARANTIZAR LOS DERECHOS DE LAS Y LOS ADOLESCENTES EN CONFLICTO CON LA LEY PENAL, CON EL FIN DE LOGRAR SU TRANSFORMACIÓN SOCIAL MEDIANTE EL RÉGIMEN DISCIPLINARIO.

OBJETIVO DEL PROYECTO: TRANSFORMAR A LOS (AS) ADOLESCENTES MEDIANTE LA APLICACIÓN DEL RÉGIMEN DISCIPLINARIO QUE INVOLUCRA PROCESOS FORMATIVOS Y DE INTEGRACIÓN FAMILIAR Y SOCIAL.

UNIDAD DE MEDIDA: PERSONA **META:** 4.688

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128783 650052000 GARANTIZAR LOS DERECHOS DE LAS Y LOS ADOLESCENTES EN CONFLICTO CON LA LEY PENAL, CON EL FIN DE LOGRAR SU TRANSFORMACIÓN SOCIAL MEDIANTE EL RÉGIMEN DISCIPLINARIO.

OBJETIVO DEL PROYECTO: TRANSFORMAR A LOS (AS) ADOLESCENTES MEDIANTE LA APLICACIÓN DEL RÉGIMEN DISCIPLINARIO QUE INVOLUCRA PROCESOS FORMATIVOS Y DE INTEGRACIÓN FAMILIAR Y SOCIAL.

UNIDAD DE MEDIDA: PERSONA **META:** 4.688

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 650052001 MANTENER LOS LINEAMIENTOS ESTRATÉGICOS PARA EL FUNCIONAMIENTO OPERATIVO EN LAS ENTIDADES DE ATENCIÓN MEDIANTE LA IMPLEMENTACIÓN DEL RÉGIMEN DISCIPLINARIO.

UNIDAD DE MEDIDA: LINEAMIENTO **META:** 5

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.323.645**	**0**	**0**	**0**	**0**	**2.323.645**
402	05	00	00	Productos de papel, cartón e impresos	908.300	0	0	0	0	908.300
402	05	03	00	Productos de papel y cartón para oficina	908.300	0	0	0	0	908.300
402	06	00	00	Productos químicos y derivados	120.000	0	0	0	0	120.000
402	06	08	00	Productos plásticos	120.000	0	0	0	0	120.000
402	08	00	00	Productos metálicos	176.304	0	0	0	0	176.304
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	176.304	0	0	0	0	176.304
402	10	00	00	Productos varios y útiles diversos	1.119.041	0	0	0	0	1.119.041
402	10	02	00	Materiales y útiles de limpieza y aseo	990.751	0	0	0	0	990.751
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	128.290	0	0	0	0	128.290
403	**00**	**00**	**00**	**Servicios no personales**	**11.199.161**	**0**	**0**	**0**	**0**	**11.199.161**
403	01	00	00	Alquileres de inmuebles	630.000	0	0	0	0	630.000
403	01	01	00	Alquileres de edificios y locales	630.000	0	0	0	0	630.000
403	04	00	00	Servicios básicos	5.910.000	0	0	0	0	5.910.000
403	04	01	00	Electricidad	300.000	0	0	0	0	300.000
403	04	02	00	Gas	350.000	0	0	0	0	350.000
403	04	03	00	Agua	1.000.000	0	0	0	0	1.000.000
403	04	04	00	Teléfonos	4.100.000	0	0	0	0	4.100.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	2.800.000	0	0	0	0	2.800.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.300.000	0	0	0	0	1.300.000
403	04	05	00	Servicio de comunicaciones	100.000	0	0	0	0	100.000
403	04	06	00	Servicio de aseo urbano y domiciliario	60.000	0	0	0	0	60.000
403	09	00	00	Viáticos y pasajes	4.051.300	0	0	0	0	4.051.300
403	09	01	00	Viáticos y pasajes dentro del país	4.051.300	0	0	0	0	4.051.300
403	18	00	00	Impuestos indirectos	607.861	0	0	0	0	607.861

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128783 650052000 GARANTIZAR LOS DERECHOS DE LAS Y LOS ADOLESCENTES EN CONFLICTO CON LA LEY PENAL, CON EL FIN DE LOGRAR SU TRANSFORMACIÓN SOCIAL MEDIANTE EL RÉGIMEN DISCIPLINARIO.

OBJETIVO DEL PROYECTO: TRANSFORMAR A LOS (AS) ADOLESCENTES MEDIANTE LA APLICACIÓN DEL RÉGIMEN DISCIPLINARIO QUE INVOLUCRA PROCESOS FORMATIVOS Y DE INTEGRACIÓN FAMILIAR Y SOCIAL.

UNIDAD DE MEDIDA: PERSONA **META:** 4.688

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 650052001 MANTENER LOS LINEAMIENTOS ESTRATÉGICOS PARA EL FUNCIONAMIENTO OPERATIVO EN LAS ENTIDADES DE ATENCIÓN MEDIANTE LA IMPLEMENTACIÓN DEL RÉGIMEN DISCIPLINARIO.

UNIDAD DE MEDIDA: LINEAMIENTO **META:** 5

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	607.861	0	0	0	0	607.861
404	**00**	**00**	**00**	**Activos reales**	**892.434**	**0**	**0**	**0**	**0**	**892.434**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	892.434	0	0	0	0	892.434
404	09	03	00	Mobiliario y equipos de alojamiento	892.434	0	0	0	0	892.434
				Totales	**14.415.240**	**0**	**0**	**0**	**0**	**14.415.240**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128783 650052000 GARANTIZAR LOS DERECHOS DE LAS Y LOS ADOLESCENTES EN CONFLICTO CON LA LEY PENAL, CON EL FIN DE LOGRAR SU TRANSFORMACIÓN SOCIAL MEDIANTE EL RÉGIMEN DISCIPLINARIO.

OBJETIVO DEL PROYECTO: TRANSFORMAR A LOS (AS) ADOLESCENTES MEDIANTE LA APLICACIÓN DEL RÉGIMEN DISCIPLINARIO QUE INVOLUCRA PROCESOS FORMATIVOS Y DE INTEGRACIÓN FAMILIAR Y SOCIAL.

UNIDAD DE MEDIDA: PERSONA **META:** 4.688

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 650052002 PROMOVER LA PARTICIPACIÓN DE LOS ADOLESCENTES INMERSOS EN EL SISTEMA PENAL Y SUS FAMILIARES MEDIANTE ASESORAMIENTO JURÍDICO SOCIAL.

UNIDAD DE MEDIDA: PERSONA **META:** 4.247

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**278.732**	**0**	**0**	**0**	**0**	**278.732**
402	05	00	00	Productos de papel, cartón e impresos	178.015	0	0	0	0	178.015
402	05	03	00	Productos de papel y cartón para oficina	178.015	0	0	0	0	178.015
402	10	00	00	Productos varios y útiles diversos	100.717	0	0	0	0	100.717
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	34.697	0	0	0	0	34.697
402	10	08	00	Materiales para equipos de computación	66.020	0	0	0	0	66.020
403	**00**	**00**	**00**	**Servicios no personales**	**571.468**	**0**	**0**	**0**	**0**	**571.468**
403	07	00	00	Servicios de información, impresión y relaciones públicas	20.000	0	0	0	0	20.000
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	515.620	0	0	0	0	515.620
403	09	01	00	Viáticos y pasajes dentro del país	515.620	0	0	0	0	515.620
403	18	00	00	Impuestos indirectos	35.848	0	0	0	0	35.848
403	18	01	00	Impuesto al valor agregado	35.848	0	0	0	0	35.848
				Totales	**850.200**	**0**	**0**	**0**	**0**	**850.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128783 650052000 GARANTIZAR LOS DERECHOS DE LAS Y LOS ADOLESCENTES EN CONFLICTO CON LA LEY PENAL, CON EL FIN DE LOGRAR SU TRANSFORMACIÓN SOCIAL MEDIANTE EL RÉGIMEN DISCIPLINARIO.

OBJETIVO DEL PROYECTO: TRANSFORMAR A LOS (AS) ADOLESCENTES MEDIANTE LA APLICACIÓN DEL RÉGIMEN DISCIPLINARIO QUE INVOLUCRA PROCESOS FORMATIVOS Y DE INTEGRACIÓN FAMILIAR Y SOCIAL.

UNIDAD DE MEDIDA: PERSONA **META:** 4.688

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 650052003 DESARROLLAR PLANES DE SALUD EN MATERIA PREVENTIVA Y CURATIVA DIRIGIDO A LAS Y LOS ADOLESCENTES.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 16.992

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**944.644**	**0**	**0**	**0**	**0**	**944.644**
402	05	00	00	Productos de papel, cartón e impresos	944.644	0	0	0	0	944.644
402	05	01	00	Pulpa de madera, papel y cartón	944.644	0	0	0	0	944.644
403	00	00	00	**Servicios no personales**	**948.860**	**0**	**0**	**0**	**0**	**948.860**
403	09	00	00	Viáticos y pasajes	239.084	0	0	0	0	239.084
403	09	01	00	Viáticos y pasajes dentro del país	239.084	0	0	0	0	239.084
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	353.900	0	0	0	0	353.900
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	353.900	0	0	0	0	353.900
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	153.000	0	0	0	0	153.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	153.000	0	0	0	0	153.000
403	18	00	00	Impuestos indirectos	202.876	0	0	0	0	202.876
403	18	01	00	Impuesto al valor agregado	202.876	0	0	0	0	202.876
				Totales	**1.893.504**	**0**	**0**	**0**	**0**	**1.893.504**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128783 650052000 GARANTIZAR LOS DERECHOS DE LAS Y LOS ADOLESCENTES EN CONFLICTO CON LA LEY PENAL, CON EL FIN DE LOGRAR SU TRANSFORMACIÓN SOCIAL MEDIANTE EL RÉGIMEN DISCIPLINARIO.

OBJETIVO DEL PROYECTO: TRANSFORMAR A LOS (AS) ADOLESCENTES MEDIANTE LA APLICACIÓN DEL RÉGIMEN DISCIPLINARIO QUE INVOLUCRA PROCESOS FORMATIVOS Y DE INTEGRACIÓN FAMILIAR Y SOCIAL.

UNIDAD DE MEDIDA: PERSONA **META:** 4.688

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 650052004 DISEÑAR LOS PLANES INDIVIDUALES PARA LOS Y LAS ADOLESCENTES Y JÓVENES ADULTOS QUE SE ENCUENTRAN INMERSOS EN EL SISTEMA PENAL, CON LA PARTICIPACIÓN DE SUS FAMILIARES.

UNIDAD DE MEDIDA: PLAN **META:** 4.247

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**582.788**	**0**	**0**	**0**	**0**	**582.788**
402	05	00	00	Productos de papel, cartón e impresos	57.413	0	0	0	0	57.413
402	05	01	00	Pulpa de madera, papel y cartón	57.413	0	0	0	0	57.413
402	10	00	00	Productos varios y útiles diversos	525.375	0	0	0	0	525.375
402	10	01	00	Artículos de deporte, recreación y juguetes	236.300	0	0	0	0	236.300
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	116.575	0	0	0	0	116.575
402	10	06	00	Condecoraciones, ofrendas y similares	12.500	0	0	0	0	12.500
402	10	08	00	Materiales para equipos de computación	160.000	0	0	0	0	160.000
403	00	00	00	**Servicios no personales**	**355.696**	**0**	**0**	**0**	**0**	**355.696**
403	09	00	00	Viáticos y pasajes	276.225	0	0	0	0	276.225
403	09	01	00	Viáticos y pasajes dentro del país	276.225	0	0	0	0	276.225
403	18	00	00	Impuestos indirectos	79.471	0	0	0	0	79.471
403	18	01	00	Impuesto al valor agregado	79.471	0	0	0	0	79.471
				Totales	**938.484**	**0**	**0**	**0**	**0**	**938.484**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128783 650052000 GARANTIZAR LOS DERECHOS DE LAS Y LOS ADOLESCENTES EN CONFLICTO CON LA LEY PENAL, CON EL FIN DE LOGRAR SU TRANSFORMACIÓN SOCIAL MEDIANTE EL RÉGIMEN DISCIPLINARIO.

OBJETIVO DEL PROYECTO: TRANSFORMAR A LOS (AS) ADOLESCENTES MEDIANTE LA APLICACIÓN DEL RÉGIMEN DISCIPLINARIO QUE INVOLUCRA PROCESOS FORMATIVOS Y DE INTEGRACIÓN FAMILIAR Y SOCIAL.

UNIDAD DE MEDIDA: PERSONA **META:** 4.688

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 650052005 CONSOLIDACION DE LA RED SOCIAL DE APOYO A LA REVOLUCIÓN DE LAS Y LOS ADOLESCENTES QUE POSIBILITE LA INTEGRACIÓN FAMILIAR-SOCIAL-POPULAR.

UNIDAD DE MEDIDA: PERSONA **META:** 4.247

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**478.942**	**0**	**0**	**0**	**0**	**478.942**
402	05	00	00	Productos de papel, cartón e impresos	232.982	0	0	0	0	232.982
402	05	01	00	Pulpa de madera, papel y cartón	765	0	0	0	0	765
402	05	03	00	Productos de papel y cartón para oficina	232.217	0	0	0	0	232.217
402	10	00	00	Productos varios y útiles diversos	245.960	0	0	0	0	245.960
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	84.960	0	0	0	0	84.960
402	10	08	00	Materiales para equipos de computación	161.000	0	0	0	0	161.000
403	**00**	**00**	**00**	**Servicios no personales**	**520.978**	**0**	**0**	**0**	**0**	**520.978**
403	09	00	00	Viáticos y pasajes	464.058	0	0	0	0	464.058
403	09	01	00	Viáticos y pasajes dentro del país	464.058	0	0	0	0	464.058
403	18	00	00	Impuestos indirectos	56.920	0	0	0	0	56.920
403	18	01	00	Impuesto al valor agregado	56.920	0	0	0	0	56.920
				Totales	**999.920**	**0**	**0**	**0**	**0**	**999.920**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128783 650052000 GARANTIZAR LOS DERECHOS DE LAS Y LOS ADOLESCENTES EN CONFLICTO CON LA LEY PENAL, CON EL FIN DE LOGRAR SU TRANSFORMACIÓN SOCIAL MEDIANTE EL RÉGIMEN DISCIPLINARIO.

OBJETIVO DEL PROYECTO: TRANSFORMAR A LOS (AS) ADOLESCENTES MEDIANTE LA APLICACIÓN DEL RÉGIMEN DISCIPLINARIO QUE INVOLUCRA PROCESOS FORMATIVOS Y DE INTEGRACIÓN FAMILIAR Y SOCIAL.

UNIDAD DE MEDIDA: PERSONA **META:** 4.688

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 650052007 IMPLEMENTAR EL PLAN DE ABASTECIMIENTO LOGISTICO A FIN DE GARANTIZAR EL REGIMEN DISCIPLINARIO.

UNIDAD DE MEDIDA: DOTACIÓN **META:** 300.000

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	99	01	00	Otros materiales y suministros	1.140.000	0	0	0	0	1.140.000
403	**00**	**00**	**00**	**Servicios no personales**	**26.950.952**	**0**	**0**	**0**	**0**	**26.950.952**
403	09	00	00	Viáticos y pasajes	4.972.050	0	0	0	0	4.972.050
403	09	01	00	Viáticos y pasajes dentro del país	4.972.050	0	0	0	0	4.972.050
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	14.000	0	0	0	0	14.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	14.000	0	0	0	0	14.000
403	18	00	00	Impuestos indirectos	21.964.902	0	0	0	0	21.964.902
403	18	01	00	Impuesto al valor agregado	21.964.902	0	0	0	0	21.964.902
				Totales	**245.036.103**	**0**	**0**	**0**	**0**	**245.036.103**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128790 650053000 IMPULSAR EL SISTEMA DE ATENCIÓN PENITENCIARIA Y POS PENITENCIARIA EN COORDINACIÓN CON LOS PRINCIPALES ENTES ESTATALES, FAMILIARES Y PODER POPULAR A TRAVÉS DE LOS PLANES LLEGÓ EL PANITA Y LLEGÓ MAÍTA

OBJETIVO DEL PROYECTO: INCORPORAR A LOS PRIVADOS DE LIBERTAD CON FÓRMULAS ALTERNATIVAS DE CUMPLIMIENTO DE LA PENA Y EGRESADOS DEL SISTEMA PENAL AL TRABAJO PRODUCTIVO MEDIANTE LA ARTICULACIÓN CON ORGANIZACIONES SOCIALES, COMUNIDADES, EMPRESAS PRODUCTIVAS PRIVADAS Y PÚBLICAS, CENTROS LABORALES Y ESTUDIANTILES, AVANZAR EN LA PACIFICACIÓN DE LOS ESTABLECIMIENTOS MEDIANTE EL PLAN LLEGO MAÍTA, A FIN DE FORTALECER LA TRANSFORMACIÓN INTEGRAL DEL HOMBRE Y LA MUJER NUEVA.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 38.624

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES PARA LA ASISTENCIA A LOS EGRESADOS Y CON BENEFICIOS DEL SISTEMA PENAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.172.291**	**0**	**0**	**0**	**0**	**6.172.291**
402	01	00	00	Productos alimenticios y agropecuarios	949.350	0	0	0	0	949.350
402	01	01	00	Alimentos y bebidas para personas	949.350	0	0	0	0	949.350
402	03	00	00	Textiles y vestuarios	664.400	0	0	0	0	664.400
402	03	02	00	Prendas de vestir	664.400	0	0	0	0	664.400
402	04	00	00	Productos de cuero y caucho	260.000	0	0	0	0	260.000
402	04	03	00	Cauchos y tripas para vehículos	260.000	0	0	0	0	260.000
402	05	00	00	Productos de papel, cartón e impresos	1.545.077	0	0	0	0	1.545.077
402	05	01	00	Pulpa de madera, papel y cartón	517.642	0	0	0	0	517.642
402	05	03	00	Productos de papel y cartón para oficina	927.435	0	0	0	0	927.435
402	05	04	00	Libros, revistas y periódicos	100.000	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	186.530	0	0	0	0	186.530
402	06	03	00	Tintas, pinturas y colorantes	6.530	0	0	0	0	6.530
402	06	08	00	Productos plásticos	180.000	0	0	0	0	180.000
402	08	00	00	Productos metálicos	307.124	0	0	0	0	307.124
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	307.124	0	0	0	0	307.124
402	10	00	00	Productos varios y útiles diversos	2.259.497	0	0	0	0	2.259.497
402	10	01	00	Artículos de deporte, recreación y juguetes	361.665	0	0	0	0	361.665
402	10	02	00	Materiales y útiles de limpieza y aseo	584.232	0	0	0	0	584.232
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	380.600	0	0	0	0	380.600
402	10	06	00	Condecoraciones, ofrendas y similares	30.000	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	903.000	0	0	0	0	903.000
402	99	00	00	Otros materiales y suministros	313	0	0	0	0	313
402	99	01	00	Otros materiales y suministros	313	0	0	0	0	313
403	**00**	**00**	**00**	**Servicios no personales**	**12.495.320**	**0**	**0**	**0**	**0**	**12.495.320**
403	01	00	00	Alquileres de inmuebles	1.120.000	0	0	0	0	1.120.000
403	01	01	00	Alquileres de edificios y locales	1.120.000	0	0	0	0	1.120.000
403	02	00	00	Alquileres de maquinaria y equipos	2.050.000	0	0	0	0	2.050.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128790 650053000 IMPULSAR EL SISTEMA DE ATENCIÓN PENITENCIARIA Y POS PENITENCIARIA EN COORDINACIÓN CON LOS PRINCIPALES ENTES ESTATALES, FAMILIARES Y PODER POPULAR A TRAVÉS DE LOS PLANES LLEGÓ EL PANITA Y LLEGÓ MAÍTA

OBJETIVO DEL PROYECTO: INCORPORAR A LOS PRIVADOS DE LIBERTAD CON FÓRMULAS ALTERNATIVAS DE CUMPLIMIENTO DE LA PENA Y EGRESADOS DEL SISTEMA PENAL AL TRABAJO PRODUCTIVO MEDIANTE LA ARTICULACIÓN CON ORGANIZACIONES SOCIALES, COMUNIDADES, EMPRESAS PRODUCTIVAS PRIVADAS Y PÚBLICAS, CENTROS LABORALES Y ESTUDIANTILES, AVANZAR EN LA PACIFICACIÓN DE LOS ESTABLECIMIENTOS MEDIANTE EL PLAN LLEGO MAÍTA, A FIN DE FORTALECER LA TRANSFORMACIÓN INTEGRAL DEL HOMBRE Y LA MUJER NUEVA.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 38.624

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES PARA LA ASISTENCIA A LOS EGRESADOS Y CON BENEFICIOS DEL SISTEMA PENAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.050.000	0	0	0	0	2.050.000
403	04	00	00	Servicios básicos	5.010.000	0	0	0	0	5.010.000
403	04	01	00	Electricidad	750.000	0	0	0	0	750.000
403	04	04	00	Teléfonos	4.100.000	0	0	0	0	4.100.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	2.800.000	0	0	0	0	2.800.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.300.000	0	0	0	0	1.300.000
403	04	05	00	Servicio de comunicaciones	100.000	0	0	0	0	100.000
403	04	06	00	Servicio de aseo urbano y domiciliario	60.000	0	0	0	0	60.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	750.000	0	0	0	0	750.000
403	07	01	00	Publicidad y propaganda	750.000	0	0	0	0	750.000
403	09	00	00	Viáticos y pasajes	2.249.682	0	0	0	0	2.249.682
403	09	01	00	Viáticos y pasajes dentro del país	2.249.682	0	0	0	0	2.249.682
403	18	00	00	Impuestos indirectos	1.315.638	0	0	0	0	1.315.638
403	18	01	00	Impuesto al valor agregado	1.315.638	0	0	0	0	1.315.638
404	**00**	**00**	**00**	**Activos reales**	**1.797.712**	**0**	**0**	**0**	**0**	**1.797.712**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	340.000	0	0	0	0	340.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	340.000	0	0	0	0	340.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	107.000	0	0	0	0	107.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	95.000	0	0	0	0	95.000
404	07	06	00	Instrumentos musicales y equipos de audio	12.000	0	0	0	0	12.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.260.712	0	0	0	0	1.260.712
404	09	01	00	Mobiliario y equipos de oficina	60.712	0	0	0	0	60.712
404	09	02	00	Equipos de computación	1.200.000	0	0	0	0	1.200.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	90.000	0	0	0	0	90.000
404	11	05	00	Adquisición de maquinaria y equipos usados	90.000	0	0	0	0	90.000
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	90.000	0	0	0	0	90.000
				Totales	**20.465.323**	**0**	**0**	**0**	**0**	**20.465.323**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 65 - 48

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128790 650053000 IMPULSAR EL SISTEMA DE ATENCIÓN PENITENCIARIA Y POS PENITENCIARIA EN COORDINACIÓN CON LOS PRINCIPALES ENTES ESTATALES, FAMILIARES Y PODER POPULAR A TRAVÉS DE LOS PLANES LLEGÓ EL PANITA Y LLEGÓ MAÍTA

OBJETIVO DEL PROYECTO: INCORPORAR A LOS PRIVADOS DE LIBERTAD CON FÓRMULAS ALTERNATIVAS DE CUMPLIMIENTO DE LA PENA Y EGRESADOS DEL SISTEMA PENAL AL TRABAJO PRODUCTIVO MEDIANTE LA ARTICULACIÓN CON ORGANIZACIONES SOCIALES, COMUNIDADES, EMPRESAS PRODUCTIVAS PRIVADAS Y PÚBLICAS, CENTROS LABORALES Y ESTUDIANTILES, AVANZAR EN LA PACIFICACIÓN DE LOS ESTABLECIMIENTOS MEDIANTE EL PLAN LLEGO MAÍTA, A FIN DE FORTALECER LA TRANSFORMACIÓN INTEGRAL DEL HOMBRE Y LA MUJER NUEVA.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 38.624

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES PARA LA ASISTENCIA A LOS EGRESADOS Y CON BENEFICIOS DEL SISTEMA PENAL **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128790 650053000 IMPULSAR EL SISTEMA DE ATENCIÓN PENITENCIARIA Y POS PENITENCIARIA EN COORDINACIÓN CON LOS PRINCIPALES ENTES ESTATALES, FAMILIARES Y PODER POPULAR A TRAVÉS DE LOS PLANES LLEGÓ EL PANITA Y LLEGÓ MAÍTA

OBJETIVO DEL PROYECTO: INCORPORAR A LOS PRIVADOS DE LIBERTAD CON FÓRMULAS ALTERNATIVAS DE CUMPLIMIENTO DE LA PENA Y EGRESADOS DEL SISTEMA PENAL AL TRABAJO PRODUCTIVO MEDIANTE LA ARTICULACIÓN CON ORGANIZACIONES SOCIALES, COMUNIDADES, EMPRESAS PRODUCTIVAS PRIVADAS Y PÚBLICAS, CENTROS LABORALES Y ESTUDIANTILES, AVANZAR EN LA PACIFICACIÓN DE LOS ESTABLECIMIENTOS MEDIANTE EL PLAN LLEGO MAÍTA, A FIN DE FORTALECER LA TRANSFORMACIÓN INTEGRAL DEL HOMBRE Y LA MUJER NUEVA.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 38.624

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES PARA LA ASISTENCIA A LOS EGRESADOS Y CON BENEFICIOS DEL SISTEMA PENAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 650053001 ELEVAR EL NIVEL CULTURAL DE LOS EGRESADOS (AS), PREPARÁNDOLOS Y DOTÁNDOLOS CON OFICIOS PARA SU INCORPORACIÓN EN LOS DIFERENTES COLECTIVOS Y OBREROS, CENTROS DE ESTUDIOS, EN LAS ORGANIZACIONES SOCIALES Y EN EL BUEN FUNCIONAMIENTO DE LAS COMUNIDADES.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 24.800

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**849.158**	**0**	**0**	**0**	**0**	**849.158**
402	01	00	00	Productos alimenticios y agropecuarios	622.450	0	0	0	0	622.450
402	01	01	00	Alimentos y bebidas para personas	622.450	0	0	0	0	622.450
402	05	00	00	Productos de papel, cartón e impresos	226.395	0	0	0	0	226.395
402	05	01	00	Pulpa de madera, papel y cartón	226.395	0	0	0	0	226.395
402	99	00	00	Otros materiales y suministros	313	0	0	0	0	313
402	99	01	00	Otros materiales y suministros	313	0	0	0	0	313
403	**00**	**00**	**00**	**Servicios no personales**	**8.233.027**	**0**	**0**	**0**	**0**	**8.233.027**
403	01	00	00	Alquileres de inmuebles	1.120.000	0	0	0	0	1.120.000
403	01	01	00	Alquileres de edificios y locales	1.120.000	0	0	0	0	1.120.000
403	04	00	00	Servicios básicos	5.010.000	0	0	0	0	5.010.000
403	04	01	00	Electricidad	750.000	0	0	0	0	750.000
403	04	04	00	Teléfonos	4.100.000	0	0	0	0	4.100.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	2.800.000	0	0	0	0	2.800.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.300.000	0	0	0	0	1.300.000
403	04	05	00	Servicio de comunicaciones	100.000	0	0	0	0	100.000
403	04	06	00	Servicio de aseo urbano y domiciliario	60.000	0	0	0	0	60.000
403	09	00	00	Viáticos y pasajes	1.401.382	0	0	0	0	1.401.382
403	09	01	00	Viáticos y pasajes dentro del país	1.401.382	0	0	0	0	1.401.382
403	18	00	00	Impuestos indirectos	701.645	0	0	0	0	701.645
403	18	01	00	Impuesto al valor agregado	701.645	0	0	0	0	701.645
				Totales	**9.082.185**	**0**	**0**	**0**	**0**	**9.082.185**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128790 650053000 IMPULSAR EL SISTEMA DE ATENCIÓN PENITENCIARIA Y POS PENITENCIARIA EN COORDINACIÓN CON LOS PRINCIPALES ENTES ESTATALES, FAMILIARES Y PODER POPULAR A TRAVÉS DE LOS PLANES LLEGÓ EL PANITA Y LLEGÓ MAÍTA

OBJETIVO DEL PROYECTO: INCORPORAR A LOS PRIVADOS DE LIBERTAD CON FÓRMULAS ALTERNATIVAS DE CUMPLIMIENTO DE LA PENA Y EGRESADOS DEL SISTEMA PENAL AL TRABAJO PRODUCTIVO MEDIANTE LA ARTICULACIÓN CON ORGANIZACIONES SOCIALES, COMUNIDADES, EMPRESAS PRODUCTIVAS PRIVADAS Y PÚBLICAS, CENTROS LABORALES Y ESTUDIANTILES, AVANZAR EN LA PACIFICACIÓN DE LOS ESTABLECIMIENTOS MEDIANTE EL PLAN LLEGO MAÍTA, A FIN DE FORTALECER LA TRANSFORMACIÓN INTEGRAL DEL HOMBRE Y LA MUJER NUEVA.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 38.624

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES PARA LA ASISTENCIA A LOS EGRESADOS Y CON BENEFICIOS DEL SISTEMA PENAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 650053002 CREAR LAS CONDICIONES NECESARIAS PARA LA INCORPORACIÓN DE LOS EGRESADOS Y CON BENEFICIO DEL SISTEMA PENAL EN COMUNIDADES OTORGÁNDOLES LAS HERRAMIENTAS PARA EL TRABAJO SOCIO-PRODUCTIVO.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 24.800

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**3.318.898**	**0**	**0**	**0**	**0**	**3.318.898**
402	05	00	00	Productos de papel, cartón e impresos	908.727	0	0	0	0	908.727
402	05	01	00	Pulpa de madera, papel y cartón	291.247	0	0	0	0	291.247
402	05	03	00	Productos de papel y cartón para oficina	617.480	0	0	0	0	617.480
402	06	00	00	Productos químicos y derivados	180.000	0	0	0	0	180.000
402	06	08	00	Productos plásticos	180.000	0	0	0	0	180.000
402	08	00	00	Productos metálicos	307.124	0	0	0	0	307.124
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	307.124	0	0	0	0	307.124
402	10	00	00	Productos varios y útiles diversos	1.923.047	0	0	0	0	1.923.047
402	10	01	00	Artículos de deporte, recreación y juguetes	171.665	0	0	0	0	171.665
402	10	02	00	Materiales y útiles de limpieza y aseo	489.232	0	0	0	0	489.232
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	329.150	0	0	0	0	329.150
402	10	06	00	Condecoraciones, ofrendas y similares	30.000	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	903.000	0	0	0	0	903.000
403	00	00	00	**Servicios no personales**	**613.993**	**0**	**0**	**0**	**0**	**613.993**
403	18	00	00	Impuestos indirectos	613.993	0	0	0	0	613.993
403	18	01	00	Impuesto al valor agregado	613.993	0	0	0	0	613.993
404	00	00	00	**Activos reales**	**1.797.712**	**0**	**0**	**0**	**0**	**1.797.712**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	340.000	0	0	0	0	340.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	340.000	0	0	0	0	340.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	107.000	0	0	0	0	107.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	95.000	0	0	0	0	95.000
404	07	06	00	Instrumentos musicales y equipos de audio	12.000	0	0	0	0	12.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.260.712	0	0	0	0	1.260.712

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128790 650053000 IMPULSAR EL SISTEMA DE ATENCIÓN PENITENCIARIA Y POS PENITENCIARIA EN COORDINACIÓN CON LOS PRINCIPALES ENTES ESTATALES, FAMILIARES Y PODER POPULAR A TRAVÉS DE LOS PLANES LLEGÓ EL PANITA Y LLEGÓ MAÍTA

OBJETIVO DEL PROYECTO: INCORPORAR A LOS PRIVADOS DE LIBERTAD CON FÓRMULAS ALTERNATIVAS DE CUMPLIMIENTO DE LA PENA Y EGRESADOS DEL SISTEMA PENAL AL TRABAJO PRODUCTIVO MEDIANTE LA ARTICULACIÓN CON ORGANIZACIONES SOCIALES, COMUNIDADES, EMPRESAS PRODUCTIVAS PRIVADAS Y PÚBLICAS, CENTROS LABORALES Y ESTUDIANTILES, AVANZAR EN LA PACIFICACIÓN DE LOS ESTABLECIMIENTOS MEDIANTE EL PLAN LLEGO MAÍTA, A FIN DE FORTALECER LA TRANSFORMACIÓN INTEGRAL DEL HOMBRE Y LA MUJER NUEVA.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 38.624

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES PARA LA ASISTENCIA A LOS EGRESADOS Y CON BENEFICIOS DEL SISTEMA PENAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 650053002 CREAR LAS CONDICIONES NECESARIAS PARA LA INCORPORACIÓN DE LOS EGRESADOS Y CON BENEFICIO DEL SISTEMA PENAL EN COMUNIDADES OTORGÁNDOLES LAS HERRAMIENTAS PARA EL TRABAJO SOCIO-PRODUCTIVO.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 24.800

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	60.712	0	0	0	0	60.712
404	09	02	00	Equipos de computación	1.200.000	0	0	0	0	1.200.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	90.000	0	0	0	0	90.000
404	11	05	00	Adquisición de maquinaria y equipos usados	90.000	0	0	0	0	90.000
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	90.000	0	0	0	0	90.000
				Totales	**5.730.603**	**0**	**0**	**0**	**0**	**5.730.603**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 128790 650053000 IMPULSAR EL SISTEMA DE ATENCIÓN PENITENCIARIA Y POS PENITENCIARIA EN COORDINACIÓN CON LOS PRINCIPALES ENTES ESTATALES, FAMILIARES Y PODER POPULAR A TRAVÉS DE LOS PLANES LLEGÓ EL PANITA Y LLEGÓ MAÍTA

OBJETIVO DEL PROYECTO: INCORPORAR A LOS PRIVADOS DE LIBERTAD CON FÓRMULAS ALTERNATIVAS DE CUMPLIMIENTO DE LA PENA Y EGRESADOS DEL SISTEMA PENAL AL TRABAJO PRODUCTIVO MEDIANTE LA ARTICULACIÓN CON ORGANIZACIONES SOCIALES, COMUNIDADES, EMPRESAS PRODUCTIVAS PRIVADAS Y PÚBLICAS, CENTROS LABORALES Y ESTUDIANTILES, AVANZAR EN LA PACIFICACIÓN DE LOS ESTABLECIMIENTOS MEDIANTE EL PLAN LLEGO MAÍTA, A FIN DE FORTALECER LA TRANSFORMACIÓN INTEGRAL DEL HOMBRE Y LA MUJER NUEVA.

UNIDAD DE MEDIDA: ATENCIÓN **META:** 38.624

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES PARA LA ASISTENCIA A LOS EGRESADOS Y CON BENEFICIOS DEL SISTEMA PENAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 650053003 INCORPORAR LAS MADRES Y/O ABUELAS EN LOS PROGRAMAS SOCIALES, EDUCATIVOS Y PRODUCTIVOS QUE PERMITAN LA PARTICIPACIÓN DENTRO DE LOS ESTABLECIMIENTOS PENITENCIARIOS A NIVEL NACIONAL

UNIDAD DE MEDIDA: FAMILIA **META:** 13.824

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.004.235**	**0**	**0**	**0**	**0**	**2.004.235**
402	01	00	00	Productos alimenticios y agropecuarios	326.900	0	0	0	0	326.900
402	01	01	00	Alimentos y bebidas para personas	326.900	0	0	0	0	326.900
402	03	00	00	Textiles y vestuarios	664.400	0	0	0	0	664.400
402	03	02	00	Prendas de vestir	664.400	0	0	0	0	664.400
402	04	00	00	Productos de cuero y caucho	260.000	0	0	0	0	260.000
402	04	03	00	Cauchos y tripas para vehículos	260.000	0	0	0	0	260.000
402	05	00	00	Productos de papel, cartón e impresos	409.955	0	0	0	0	409.955
402	05	03	00	Productos de papel y cartón para oficina	309.955	0	0	0	0	309.955
402	05	04	00	Libros, revistas y periódicos	100.000	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	6.530	0	0	0	0	6.530
402	06	03	00	Tintas, pinturas y colorantes	6.530	0	0	0	0	6.530
402	10	00	00	Productos varios y útiles diversos	336.450	0	0	0	0	336.450
402	10	01	00	Artículos de deporte, recreación y juguetes	190.000	0	0	0	0	190.000
402	10	02	00	Materiales y útiles de limpieza y aseo	95.000	0	0	0	0	95.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	51.450	0	0	0	0	51.450
403	**00**	**00**	**00**	**Servicios no personales**	**3.648.300**	**0**	**0**	**0**	**0**	**3.648.300**
403	02	00	00	Alquileres de maquinaria y equipos	2.050.000	0	0	0	0	2.050.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.050.000	0	0	0	0	2.050.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	750.000	0	0	0	0	750.000
403	07	01	00	Publicidad y propaganda	750.000	0	0	0	0	750.000
403	09	00	00	Viáticos y pasajes	848.300	0	0	0	0	848.300
403	09	01	00	Viáticos y pasajes dentro del país	848.300	0	0	0	0	848.300
				Totales	**5.652.535**	**0**	**0**	**0**	**0**	**5.652.535**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 659999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS CRÉDITOS PRESUPUESTARIOS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR

META: 392.300.794

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**392.300.794**	**0**	**0**	**0**	**0**	**392.300.794**
407	01	00	00	Transferencias y donaciones corrientes internas	392.300.794	0	0	0	0	392.300.794
407	01	03	00	Transferencias corrientes internas al sector público	392.300.794	0	0	0	0	392.300.794
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	392.300.794	0	0	0	0	392.300.794
				Totales	**392.300.794**	**0**	**0**	**0**	**0**	**392.300.794**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 659999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS CRÉDITOS PRESUPUESTARIOS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR

META: 392.300.794

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**392.300.794**	**0**	**0**	**0**	**0**	**392.300.794**
407	01	00	00	Transferencias y donaciones corrientes internas	392.300.794	0	0	0	0	392.300.794
407	01	03	00	Transferencias corrientes internas al sector público	392.300.794	0	0	0	0	392.300.794
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	392.300.794	0	0	0	0	392.300.794
				- A0003 Instituto Autónomo Caja de Trabajo Penitenciario	92.300.794	0	0	0	0	92.300.794
				- A0118 Fondo Nacional para Edificaciones Penitenciarias (FONEP)	300.000.000	0	0	0	0	300.000.000
				Totales	**392.300.794**	**0**	**0**	**0**	**0**	**392.300.794**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 659999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS CRÉDITOS PRESUPUESTARIOS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR

META: 392.300.794

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 659999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FONDO NACIONAL PARA EDIFICACIONES PENITENCIARIAS (FONEP)

UNIDAD DE MEDIDA: BOLÍVAR

META: 12

RESPONSABLE/EJECUTOR:

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**300.000.000**	**0**	**0**	**0**	**0**	**300.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	300.000.000	0	0	0	0	300.000.000
407	01	03	00	Transferencias corrientes internas al sector público	300.000.000	0	0	0	0	300.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	300.000.000	0	0	0	0	300.000.000
				Totales	**300.000.000**	**0**	**0**	**0**	**0**	**300.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 659999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS CRÉDITOS PRESUPUESTARIOS PARA LA EJECUCIÓN DE LOS PROYECTOS.

UNIDAD DE MEDIDA: BOLÍVAR

META: 392.300.794

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 659999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO AUTÓNOMO CAJA DE TRABAJO PENITENCIARIO

UNIDAD DE MEDIDA: BOLÍVAR

META: 12

RESPONSABLE/EJECUTOR:

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**92.300.794**	**0**	**0**	**0**	**0**	**92.300.794**
407	01	00	00	Transferencias y donaciones corrientes internas	92.300.794	0	0	0	0	92.300.794
407	01	03	00	Transferencias corrientes internas al sector público	92.300.794	0	0	0	0	92.300.794
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	92.300.794	0	0	0	0	92.300.794
				Totales	**92.300.794**	**0**	**0**	**0**	**0**	**92.300.794**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**3.716.169.958**	**0**	**0**	**0**	**0**	**3.716.169.958**
401	01	00	00	Sueldos, salarios y otras retribuciones	522.366.300	0	0	0	0	522.366.300
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	239.508.540	0	0	0	0	239.508.540
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	95.462.903	0	0	0	0	95.462.903
401	01	18	00	Remuneraciones al personal contratado	187.086.457	0	0	0	0	187.086.457
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	179.586.457	0	0	0	0	179.586.457
401	01	18	02	Remuneraciones por honorarios profesionales	7.500.000	0	0	0	0	7.500.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	78.000	0	0	0	0	78.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	230.400	0	0	0	0	230.400
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	343.230.866	0	0	0	0	343.230.866
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	275.788.502	0	0	0	0	275.788.502
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	66.856.191	0	0	0	0	66.856.191
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	586.173	0	0	0	0	586.173
401	03	00	00	Primas	373.223.883	0	0	0	0	373.223.883
401	03	02	00	Primas de transporte a empleados	65.694.838	0	0	0	0	65.694.838
401	03	03	00	Primas por hogar a empleados	42.215.465	0	0	0	0	42.215.465
401	03	04	00	Primas por hijos a empleados	5.618.700	0	0	0	0	5.618.700
401	03	08	00	Primas de profesionalización a empleados	6.396.808	0	0	0	0	6.396.808
401	03	09	00	Primas por antigüedad a empleados	20.274.045	0	0	0	0	20.274.045
401	03	17	00	Primas de transporte a obreros	22.109.844	0	0	0	0	22.109.844
401	03	18	00	Primas por hogar a obreros	12.897.465	0	0	0	0	12.897.465
401	03	19	00	Primas por hijos de obreros	2.673.000	0	0	0	0	2.673.000
401	03	21	00	Primas por antigüedad a obreros	8.945.452	0	0	0	0	8.945.452
401	03	22	00	Primas de profesionalización a obreros	1.668.600	0	0	0	0	1.668.600
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	15.000.000	0	0	0	0	15.000.000
401	03	37	00	Primas de transporte al personal contratado	45.298.888	0	0	0	0	45.298.888
401	03	38	00	Primas por hogar al personal contratado	29.120.812	0	0	0	0	29.120.812
401	03	39	00	Primas por hijos al personal contratado	3.173.850	0	0	0	0	3.173.850
401	03	40	00	Primas de profesionalización al personal contratado	12.160.236	0	0	0	0	12.160.236
401	03	41	00	Primas por antigüedad al personal contratado	11.916.023	0	0	0	0	11.916.023
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	3.900	0	0	0	0	3.900

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO   ACCIÓN CENTRALIZADA: 650001000   DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	95	00	Otras primas al personal de alto nivel y de dirección	18.246	0	0	0	0	18.246
401	03	96	00	Otras primas al personal contratado	3.912.306	0	0	0	0	3.912.306
401	03	97	00	Otras primas a empleados	63.336.150	0	0	0	0	63.336.150
401	03	98	00	Otras primas a obreros	789.255	0	0	0	0	789.255
401	04	00	00	Complementos de sueldos y salarios	769.204.554	0	0	0	0	769.204.554
401	04	08	00	Bono compensatorio de alimentación a empleados	150.601.500	0	0	0	0	150.601.500
401	04	18	00	Bono compensatorio de alimentación a obreros	59.157.000	0	0	0	0	59.157.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	103.887.000	0	0	0	0	103.887.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	31.500	0	0	0	0	31.500
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	94.500	0	0	0	0	94.500
401	04	96	00	Otros complementos a empleados	148.769.667	0	0	0	0	148.769.667
401	04	97	00	Otros complementos a obreros	41.329.170	0	0	0	0	41.329.170
401	04	98	00	Otros complementos al personal contratado	265.334.217	0	0	0	0	265.334.217
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	318.470.399	0	0	0	0	318.470.399
401	05	01	00	Aguinaldos a empleados	100.909.334	0	0	0	0	100.909.334
401	05	03	00	Bono vacacional a empleados	60.545.600	0	0	0	0	60.545.600
401	05	04	00	Aguinaldos a obreros	31.702.638	0	0	0	0	31.702.638
401	05	06	00	Bono vacacional a obreros	19.021.583	0	0	0	0	19.021.583
401	05	07	00	Aguinaldos al personal contratado	66.313.797	0	0	0	0	66.313.797
401	05	08	00	Bono vacacional al personal contratado	39.788.278	0	0	0	0	39.788.278
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	15.167	0	0	0	0	15.167
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	9.100	0	0	0	0	9.100
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	103.064	0	0	0	0	103.064
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	61.838	0	0	0	0	61.838
401	06	00	00	Aportes patronales y legales	118.291.511	0	0	0	0	118.291.511
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	26.345.939	0	0	0	0	26.345.939
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	16.347.312	0	0	0	0	16.347.312
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.790.171	0	0	0	0	4.790.171
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	15.136.400	0	0	0	0	15.136.400
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	10.500.919	0	0	0	0	10.500.919
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	5.135.827	0	0	0	0	5.135.827

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.909.258	0	0	0	0	1.909.258
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	4.755.396	0	0	0	0	4.755.396
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	19.754.510	0	0	0	0	19.754.510
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	9.947.070	0	0	0	0	9.947.070
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	3.591.729	0	0	0	0	3.591.729
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	8.580	0	0	0	0	8.580
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	2.457	0	0	0	0	2.457
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.275	0	0	0	0	2.275
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	1.560	0	0	0	0	1.560
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	25.344	0	0	0	0	25.344
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	16.696	0	0	0	0	16.696
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	15.460	0	0	0	0	15.460
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	4.608	0	0	0	0	4.608
401	07	00	00	Asistencia socio-económica	1.022.577.444	0	0	0	0	1.022.577.444
401	07	02	00	Becas a empleados	26.316.000	0	0	0	0	26.316.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	167.335.000	0	0	0	0	167.335.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	13.622.760	0	0	0	0	13.622.760
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	215.145.000	0	0	0	0	215.145.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	12.864.000	0	0	0	0	12.864.000
401	07	10	00	Dotación de uniformes a empleados	47.810.000	0	0	0	0	47.810.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.507.190	0	0	0	0	3.507.190
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.486.750	0	0	0	0	2.486.750
401	07	18	00	Becas a obreros	5.332.050	0	0	0	0	5.332.050
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	65.730.000	0	0	0	0	65.730.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	8.559.712	0	0	0	0	8.559.712
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	84.510.000	0	0	0	0	84.510.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	8.052.000	0	0	0	0	8.052.000
401	07	26	00	Dotación de uniformes a obreros	18.780.000	0	0	0	0	18.780.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.469.493	0	0	0	0	1.469.493

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.088.500	0	0	0	0	1.088.500
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	35.000	0	0	0	0	35.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	6.143	0	0	0	0	6.143
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	45.000	0	0	0	0	45.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	105.000	0	0	0	0	105.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	27.827	0	0	0	0	27.827
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	135.000	0	0	0	0	135.000
401	07	75	00	Becas al personal contratado	20.578.500	0	0	0	0	20.578.500
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	115.430.000	0	0	0	0	115.430.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	17.904.725	0	0	0	0	17.904.725
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	148.410.000	0	0	0	0	148.410.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	6.650.000	0	0	0	0	6.650.000
401	07	83	00	Dotación de uniformes al personal contratado	27.483.333	0	0	0	0	27.483.333
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.489.086	0	0	0	0	1.489.086
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	1.658.125	0	0	0	0	1.658.125
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	11.250	0	0	0	0	11.250
401	08	00	00	Prestaciones sociales e indemnizaciones	248.805.001	0	0	0	0	248.805.001
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	126.136.667	0	0	0	0	126.136.667
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	39.628.299	0	0	0	0	39.628.299
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	82.892.247	0	0	0	0	82.892.247
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	18.958	0	0	0	0	18.958
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	128.830	0	0	0	0	128.830
403	**00**	**00**	**00**	**Servicios no personales**	**246.615.212**	**0**	**0**	**0**	**0**	**246.615.212**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	83.410.200	0	0	0	0	83.410.200
403	08	03	00	Comisiones y gastos de adquisición de seguros	83.410.200	0	0	0	0	83.410.200
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	25.500.000	0	0	0	0	25.500.000
403	10	07	00	Servicios de capacitación y adiestramiento	25.500.000	0	0	0	0	25.500.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	114.615.000	0	0	0	0	114.615.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	114.615.000	0	0	0	0	114.615.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	11.410.737	0	0	0	0	11.410.737
403	18	01	00	Impuesto al valor agregado	11.410.737	0	0	0	0	11.410.737
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	11.679.275	0	0	0	0	11.679.275
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	11.679.275	0	0	0	0	11.679.275
				Totales	**3.962.785.170**	**0**	**0**	**0**	**0**	**3.962.785.170**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

65 - 62

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

ACCIÓN CENTRALIZADA: 650001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 650001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**3.716.169.958**	0	0	0	0	**3.716.169.958**
401	01	00	00	Sueldos, salarios y otras retribuciones	522.366.300	0	0	0	0	522.366.300
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	239.508.540	0	0	0	0	239.508.540
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	95.462.903	0	0	0	0	95.462.903
401	01	18	00	Remuneraciones al personal contratado	187.086.457	0	0	0	0	187.086.457
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	179.586.457	0	0	0	0	179.586.457
401	01	18	02	Remuneraciones por honorarios profesionales	7.500.000	0	0	0	0	7.500.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	78.000	0	0	0	0	78.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	230.400	0	0	0	0	230.400
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	343.230.866	0	0	0	0	343.230.866
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	275.788.502	0	0	0	0	275.788.502
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	66.856.191	0	0	0	0	66.856.191
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	586.173	0	0	0	0	586.173
401	03	00	00	Primas	373.223.883	0	0	0	0	373.223.883
401	03	02	00	Primas de transporte a empleados	65.694.838	0	0	0	0	65.694.838
401	03	03	00	Primas por hogar a empleados	42.215.465	0	0	0	0	42.215.465
401	03	04	00	Primas por hijos a empleados	5.618.700	0	0	0	0	5.618.700
401	03	08	00	Primas de profesionalización a empleados	6.396.808	0	0	0	0	6.396.808
401	03	09	00	Primas por antigüedad a empleados	20.274.045	0	0	0	0	20.274.045
401	03	17	00	Primas de transporte a obreros	22.109.844	0	0	0	0	22.109.844
401	03	18	00	Primas por hogar a obreros	12.897.465	0	0	0	0	12.897.465
401	03	19	00	Primas por hijos de obreros	2.673.000	0	0	0	0	2.673.000
401	03	21	00	Primas por antigüedad a obreros	8.945.452	0	0	0	0	8.945.452
401	03	22	00	Primas de profesionalización a obreros	1.668.600	0	0	0	0	1.668.600
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	15.000.000	0	0	0	0	15.000.000
401	03	37	00	Primas de transporte al personal contratado	45.298.888	0	0	0	0	45.298.888
401	03	38	00	Primas por hogar al personal contratado	29.120.812	0	0	0	0	29.120.812

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 650001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	39	00	Primas por hijos al personal contratado	3.173.850	0	0	0	0	3.173.850
401	03	40	00	Primas de profesionalización al personal contratado	12.160.236	0	0	0	0	12.160.236
401	03	41	00	Primas por antigüedad al personal contratado	11.916.023	0	0	0	0	11.916.023
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	3.900	0	0	0	0	3.900
401	03	95	00	Otras primas al personal de alto nivel y de dirección	18.246	0	0	0	0	18.246
401	03	96	00	Otras primas al personal contratado	3.912.306	0	0	0	0	3.912.306
401	03	97	00	Otras primas a empleados	63.336.150	0	0	0	0	63.336.150
401	03	98	00	Otras primas a obreros	789.255	0	0	0	0	789.255
401	04	00	00	Complementos de sueldos y salarios	769.204.554	0	0	0	0	769.204.554
401	04	08	00	Bono compensatorio de alimentación a empleados	150.601.500	0	0	0	0	150.601.500
401	04	18	00	Bono compensatorio de alimentación a obreros	59.157.000	0	0	0	0	59.157.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	103.887.000	0	0	0	0	103.887.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	31.500	0	0	0	0	31.500
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	94.500	0	0	0	0	94.500
401	04	96	00	Otros complementos a empleados	148.769.667	0	0	0	0	148.769.667
401	04	97	00	Otros complementos a obreros	41.329.170	0	0	0	0	41.329.170
401	04	98	00	Otros complementos al personal contratado	265.334.217	0	0	0	0	265.334.217
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	318.470.399	0	0	0	0	318.470.399
401	05	01	00	Aguinaldos a empleados	100.909.334	0	0	0	0	100.909.334
401	05	03	00	Bono vacacional a empleados	60.545.600	0	0	0	0	60.545.600
401	05	04	00	Aguinaldos a obreros	31.702.638	0	0	0	0	31.702.638
401	05	06	00	Bono vacacional a obreros	19.021.583	0	0	0	0	19.021.583
401	05	07	00	Aguinaldos al personal contratado	66.313.797	0	0	0	0	66.313.797
401	05	08	00	Bono vacacional al personal contratado	39.788.278	0	0	0	0	39.788.278
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	15.167	0	0	0	0	15.167
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	9.100	0	0	0	0	9.100
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	103.064	0	0	0	0	103.064

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 650001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	61.838	0	0	0	0	61.838
401	06	00	00	Aportes patronales y legales	118.291.511	0	0	0	0	118.291.511
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	26.345.939	0	0	0	0	26.345.939
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	16.347.312	0	0	0	0	16.347.312
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.790.171	0	0	0	0	4.790.171
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	15.136.400	0	0	0	0	15.136.400
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	10.500.919	0	0	0	0	10.500.919
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	5.135.827	0	0	0	0	5.135.827
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.909.258	0	0	0	0	1.909.258
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	4.755.396	0	0	0	0	4.755.396
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	19.754.510	0	0	0	0	19.754.510
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	9.947.070	0	0	0	0	9.947.070
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	3.591.729	0	0	0	0	3.591.729
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	8.580	0	0	0	0	8.580
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	2.457	0	0	0	0	2.457
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.275	0	0	0	0	2.275
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	1.560	0	0	0	0	1.560
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	25.344	0	0	0	0	25.344
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	16.696	0	0	0	0	16.696
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	15.460	0	0	0	0	15.460
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	4.608	0	0	0	0	4.608
401	07	00	00	Asistencia socio-económica	1.022.577.444	0	0	0	0	1.022.577.444
401	07	02	00	Becas a empleados	26.316.000	0	0	0	0	26.316.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	167.335.000	0	0	0	0	167.335.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	13.622.760	0	0	0	0	13.622.760

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 650001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	215.145.000	0	0	0	0	215.145.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	12.864.000	0	0	0	0	12.864.000
401	07	10	00	Dotación de uniformes a empleados	47.810.000	0	0	0	0	47.810.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.507.190	0	0	0	0	3.507.190
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.486.750	0	0	0	0	2.486.750
401	07	18	00	Becas a obreros	5.332.050	0	0	0	0	5.332.050
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	65.730.000	0	0	0	0	65.730.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	8.559.712	0	0	0	0	8.559.712
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	84.510.000	0	0	0	0	84.510.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	8.052.000	0	0	0	0	8.052.000
401	07	26	00	Dotación de uniformes a obreros	18.780.000	0	0	0	0	18.780.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.469.493	0	0	0	0	1.469.493
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.088.500	0	0	0	0	1.088.500
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	35.000	0	0	0	0	35.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	6.143	0	0	0	0	6.143
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	45.000	0	0	0	0	45.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	105.000	0	0	0	0	105.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	27.827	0	0	0	0	27.827
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	135.000	0	0	0	0	135.000
401	07	75	00	Becas al personal contratado	20.578.500	0	0	0	0	20.578.500
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	115.430.000	0	0	0	0	115.430.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	17.904.725	0	0	0	0	17.904.725
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	148.410.000	0	0	0	0	148.410.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	6.650.000	0	0	0	0	6.650.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

ACCIÓN CENTRALIZADA: 650001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 650001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	83	00	Dotación de uniformes al personal contratado	27.483.333	0	0	0	0	27.483.333
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.489.086	0	0	0	0	1.489.086
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	1.658.125	0	0	0	0	1.658.125
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	11.250	0	0	0	0	11.250
401	08	00	00	Prestaciones sociales e indemnizaciones	248.805.001	0	0	0	0	248.805.001
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	126.136.667	0	0	0	0	126.136.667
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	39.628.299	0	0	0	0	39.628.299
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	82.892.247	0	0	0	0	82.892.247
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	18.958	0	0	0	0	18.958
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	128.830	0	0	0	0	128.830
403	**00**	**00**	**00**	**Servicios no personales**	**246.615.212**	**0**	**0**	**0**	**0**	**246.615.212**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	83.410.200	0	0	0	0	83.410.200
403	08	03	00	Comisiones y gastos de adquisición de seguros	83.410.200	0	0	0	0	83.410.200
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	25.500.000	0	0	0	0	25.500.000
403	10	07	00	Servicios de capacitación y adiestramiento	25.500.000	0	0	0	0	25.500.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	114.615.000	0	0	0	0	114.615.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	114.615.000	0	0	0	0	114.615.000
403	18	00	00	Impuestos indirectos	11.410.737	0	0	0	0	11.410.737
403	18	01	00	Impuesto al valor agregado	11.410.737	0	0	0	0	11.410.737
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	11.679.275	0	0	0	0	11.679.275
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	11.679.275	0	0	0	0	11.679.275
				Totales	**3.962.785.170**	**0**	**0**	**0**	**0**	**3.962.785.170**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**45.401.951**	**0**	**0**	**0**	**0**	**45.401.951**
402	01	00	00	Productos alimenticios y agropecuarios	4.396.330	0	0	0	0	4.396.330
402	01	01	00	Alimentos y bebidas para personas	4.396.330	0	0	0	0	4.396.330
402	03	00	00	Textiles y vestuarios	677.136	0	0	0	0	677.136
402	03	01	00	Textiles	30.000	0	0	0	0	30.000
402	03	02	00	Prendas de vestir	647.136	0	0	0	0	647.136
402	04	00	00	Productos de cuero y caucho	2.052.500	0	0	0	0	2.052.500
402	04	03	00	Cauchos y tripas para vehículos	2.052.500	0	0	0	0	2.052.500
402	05	00	00	Productos de papel, cartón e impresos	11.461.223	0	0	0	0	11.461.223
402	05	01	00	Pulpa de madera, papel y cartón	1.120.400	0	0	0	0	1.120.400
402	05	02	00	Envases y cajas de papel y cartón	8.000	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	9.772.823	0	0	0	0	9.772.823
402	05	04	00	Libros, revistas y periódicos	100.000	0	0	0	0	100.000
402	05	99	00	Otros productos de pulpa, papel y cartón	460.000	0	0	0	0	460.000
402	06	00	00	Productos químicos y derivados	3.582.626	0	0	0	0	3.582.626
402	06	01	00	Sustancias químicas y de uso industrial	235.130	0	0	0	0	235.130
402	06	03	00	Tintas, pinturas y colorantes	1.810.000	0	0	0	0	1.810.000
402	06	05	00	Productos de tocador	31.586	0	0	0	0	31.586
402	06	06	00	Combustibles y lubricantes	1.242.650	0	0	0	0	1.242.650
402	06	08	00	Productos plásticos	263.260	0	0	0	0	263.260
402	08	00	00	Productos metálicos	1.777.628	0	0	0	0	1.777.628
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	970.469	0	0	0	0	970.469
402	08	04	00	Productos metálicos estructurales	16.400	0	0	0	0	16.400
402	08	07	00	Material de señalamiento	43.285	0	0	0	0	43.285
402	08	09	00	Repuestos y accesorios para equipos de transporte	747.474	0	0	0	0	747.474
402	10	00	00	Productos varios y útiles diversos	20.159.344	0	0	0	0	20.159.344
402	10	02	00	Materiales y útiles de limpieza y aseo	950.218	0	0	0	0	950.218
402	10	03	00	Utensilios de cocina y comedor	416.781	0	0	0	0	416.781
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.658.226	0	0	0	0	2.658.226
402	10	07	00	Productos de seguridad en el trabajo	98.100	0	0	0	0	98.100
402	10	08	00	Materiales para equipos de computación	15.529.322	0	0	0	0	15.529.322
402	10	11	00	Materiales eléctricos	506.697	0	0	0	0	506.697
402	99	00	00	Otros materiales y suministros	1.295.164	0	0	0	0	1.295.164

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	99	01	00	Otros materiales y suministros	1.295.164	0	0	0	0	1.295.164
403	**00**	**00**	**00**	**Servicios no personales**	**140.870.445**	**0**	**0**	**0**	**0**	**140.870.445**
403	01	00	00	Alquileres de inmuebles	4.640.000	0	0	0	0	4.640.000
403	01	01	00	Alquileres de edificios y locales	4.400.000	0	0	0	0	4.400.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	240.000	0	0	0	0	240.000
403	02	00	00	Alquileres de maquinaria y equipos	1.806.745	0	0	0	0	1.806.745
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.446.745	0	0	0	0	1.446.745
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	360.000	0	0	0	0	360.000
403	04	00	00	Servicios básicos	46.058.191	0	0	0	0	46.058.191
403	04	01	00	Electricidad	8.800.000	0	0	0	0	8.800.000
403	04	02	00	Gas	4.750.000	0	0	0	0	4.750.000
403	04	03	00	Agua	12.078.151	0	0	0	0	12.078.151
403	04	04	00	Teléfonos	17.710.040	0	0	0	0	17.710.040
403	04	04	01	Servicios de telefonía prestados por organismos públicos	15.000.000	0	0	0	0	15.000.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	2.710.040	0	0	0	0	2.710.040
403	04	05	00	Servicio de comunicaciones	2.500.000	0	0	0	0	2.500.000
403	04	06	00	Servicio de aseo urbano y domiciliario	220.000	0	0	0	0	220.000
403	06	00	00	Servicios de transporte y almacenaje	295.500	0	0	0	0	295.500
403	06	01	00	Fletes y embalajes	200.000	0	0	0	0	200.000
403	06	03	00	Estacionamiento	3.000	0	0	0	0	3.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	92.500	0	0	0	0	92.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.759.823	0	0	0	0	4.759.823
403	07	01	00	Publicidad y propaganda	1.640.148	0	0	0	0	1.640.148
403	07	02	00	Imprenta y reproducción	3.119.675	0	0	0	0	3.119.675
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	33.005.971	0	0	0	0	33.005.971
403	08	01	00	Primas y gastos de seguros	33.005.971	0	0	0	0	33.005.971
403	09	00	00	Viáticos y pasajes	17.836.840	0	0	0	0	17.836.840
403	09	01	00	Viáticos y pasajes dentro del país	16.916.090	0	0	0	0	16.916.090
403	09	02	00	Viáticos y pasajes fuera del país	920.750	0	0	0	0	920.750
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.158.352	0	0	0	0	2.158.352
403	10	11	00	Servicios para la elaboración y suministro de comida	1.925.323	0	0	0	0	1.925.323
403	10	99	00	Otros servicios profesionales y técnicos	233.029	0	0	0	0	233.029
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.383.141	0	0	0	0	3.383.141

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO ACCIÓN CENTRALIZADA: 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.140.624	0	0	0	0	2.140.624
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	672.088	0	0	0	0	672.088
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	570.429	0	0	0	0	570.429
403	12	00	00	Conservación y reparaciones menores de obras	1.911.324	0	0	0	0	1.911.324
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.911.324	0	0	0	0	1.911.324
403	16	00	00	Servicios de diversión, esparcimiento y culturales	520.000	0	0	0	0	520.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	520.000	0	0	0	0	520.000
403	18	00	00	Impuestos indirectos	20.728.360	0	0	0	0	20.728.360
403	18	01	00	Impuesto al valor agregado	20.728.360	0	0	0	0	20.728.360
403	99	00	00	Otros servicios no personales	3.766.198	0	0	0	0	3.766.198
403	99	01	00	Otros servicios no personales	3.766.198	0	0	0	0	3.766.198
404	**00**	**00**	**00**	**Activos reales**	**31.562.687**	**0**	**0**	**0**	**0**	**31.562.687**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	600.000	0	0	0	0	600.000
404	01	01	00	Repuestos mayores	600.000	0	0	0	0	600.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	600.000	0	0	0	0	600.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.450.002	0	0	0	0	4.450.002
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.050.002	0	0	0	0	1.050.002
404	03	05	00	Maquinaria y equipos industriales y de taller	1.000.000	0	0	0	0	1.000.000
404	03	06	00	Maquinaria y equipos de energía	2.400.000	0	0	0	0	2.400.000
404	04	00	00	Equipos de transporte, tracción y elevación	10.250.000	0	0	0	0	10.250.000
404	04	01	00	Vehículos automotores terrestres	10.250.000	0	0	0	0	10.250.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.701.000	0	0	0	0	1.701.000
404	05	01	00	Equipos de telecomunicaciones	1.701.000	0	0	0	0	1.701.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	14.331.685	0	0	0	0	14.331.685
404	09	01	00	Mobiliario y equipos de oficina	7.332.728	0	0	0	0	7.332.728
404	09	02	00	Equipos de computación	3.948.000	0	0	0	0	3.948.000
404	09	03	00	Mobiliario y equipos de alojamiento	3.050.957	0	0	0	0	3.050.957
404	11	00	00	Inmuebles, maquinaria y equipos usados	50.000	0	0	0	0	50.000
404	11	05	00	Adquisición de maquinaria y equipos usados	50.000	0	0	0	0	50.000
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	50.000
404	12	00	00	Activos intangibles	180.000	0	0	0	0	180.000
404	12	04	00	Paquetes y programas de computación	180.000	0	0	0	0	180.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**150.000.000**	**0**	**0**	**0**	**0**	**150.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	150.000.000	0	0	0	0	150.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	150.000.000	0	0	0	0	150.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**158.188.817**	**0**	**0**	**0**	**0**	**158.188.817**
407	01	00	00	Transferencias y donaciones corrientes internas	158.188.817	0	0	0	0	158.188.817
407	01	02	00	Donaciones corrientes internas al sector privado	50.000.000	0	0	0	0	50.000.000
407	01	02	01	Donaciones corrientes a personas	50.000.000	0	0	0	0	50.000.000
407	01	03	00	Transferencias corrientes internas al sector público	108.188.817	0	0	0	0	108.188.817
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	108.188.817	0	0	0	0	108.188.817
				Totales	**526.023.900**	**0**	**0**	**0**	**0**	**526.023.900**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**108.188.817**	**0**	**0**	**0**	**0**	**108.188.817**
407	01	00	00	Transferencias y donaciones corrientes internas	108.188.817	0	0	0	0	108.188.817
407	01	03	00	Transferencias corrientes internas al sector público	108.188.817	0	0	0	0	108.188.817
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	108.188.817	0	0	0	0	108.188.817
				- A0003 Instituto Autónomo Caja de Trabajo Penitenciario	39.710.572	0	0	0	0	39.710.572
				- A0118 Fondo Nacional para Edificaciones Penitenciarias (FONEP)	68.478.245	0	0	0	0	68.478.245
				Totales	**108.188.817**	**0**	**0**	**0**	**0**	**108.188.817**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 650002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**45.401.951**	**0**	**0**	**0**	**0**	**45.401.951**
402	01	00	00	Productos alimenticios y agropecuarios	4.396.330	0	0	0	0	4.396.330
402	01	01	00	Alimentos y bebidas para personas	4.396.330	0	0	0	0	4.396.330
402	03	00	00	Textiles y vestuarios	677.136	0	0	0	0	677.136
402	03	01	00	Textiles	30.000	0	0	0	0	30.000
402	03	02	00	Prendas de vestir	647.136	0	0	0	0	647.136
402	04	00	00	Productos de cuero y caucho	2.052.500	0	0	0	0	2.052.500
402	04	03	00	Cauchos y tripas para vehículos	2.052.500	0	0	0	0	2.052.500
402	05	00	00	Productos de papel, cartón e impresos	11.461.223	0	0	0	0	11.461.223
402	05	01	00	Pulpa de madera, papel y cartón	1.120.400	0	0	0	0	1.120.400
402	05	02	00	Envases y cajas de papel y cartón	8.000	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	9.772.823	0	0	0	0	9.772.823
402	05	04	00	Libros, revistas y periódicos	100.000	0	0	0	0	100.000
402	05	99	00	Otros productos de pulpa, papel y cartón	460.000	0	0	0	0	460.000
402	06	00	00	Productos químicos y derivados	3.582.626	0	0	0	0	3.582.626
402	06	01	00	Sustancias químicas y de uso industrial	235.130	0	0	0	0	235.130
402	06	03	00	Tintas, pinturas y colorantes	1.810.000	0	0	0	0	1.810.000
402	06	05	00	Productos de tocador	31.586	0	0	0	0	31.586
402	06	06	00	Combustibles y lubricantes	1.242.650	0	0	0	0	1.242.650
402	06	08	00	Productos plásticos	263.260	0	0	0	0	263.260
402	08	00	00	Productos metálicos	1.777.628	0	0	0	0	1.777.628
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	970.469	0	0	0	0	970.469
402	08	04	00	Productos metálicos estructurales	16.400	0	0	0	0	16.400
402	08	07	00	Material de señalamiento	43.285	0	0	0	0	43.285
402	08	09	00	Repuestos y accesorios para equipos de transporte	747.474	0	0	0	0	747.474
402	10	00	00	Productos varios y útiles diversos	20.159.344	0	0	0	0	20.159.344
402	10	02	00	Materiales y útiles de limpieza y aseo	950.218	0	0	0	0	950.218
402	10	03	00	Utensilios de cocina y comedor	416.781	0	0	0	0	416.781

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 650002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.658.226	0	0	0	0	2.658.226
402	10	07	00	Productos de seguridad en el trabajo	98.100	0	0	0	0	98.100
402	10	08	00	Materiales para equipos de computación	15.529.322	0	0	0	0	15.529.322
402	10	11	00	Materiales eléctricos	506.697	0	0	0	0	506.697
402	99	00	00	Otros materiales y suministros	1.295.164	0	0	0	0	1.295.164
402	99	01	00	Otros materiales y suministros	1.295.164	0	0	0	0	1.295.164
403	**00**	**00**	**00**	**Servicios no personales**	**140.870.445**	**0**	**0**	**0**	**0**	**140.870.445**
403	01	00	00	Alquileres de inmuebles	4.640.000	0	0	0	0	4.640.000
403	01	01	00	Alquileres de edificios y locales	4.400.000	0	0	0	0	4.400.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	240.000	0	0	0	0	240.000
403	02	00	00	Alquileres de maquinaria y equipos	1.806.745	0	0	0	0	1.806.745
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.446.745	0	0	0	0	1.446.745
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	360.000	0	0	0	0	360.000
403	04	00	00	Servicios básicos	46.058.191	0	0	0	0	46.058.191
403	04	01	00	Electricidad	8.800.000	0	0	0	0	8.800.000
403	04	02	00	Gas	4.750.000	0	0	0	0	4.750.000
403	04	03	00	Agua	12.078.151	0	0	0	0	12.078.151
403	04	04	00	Teléfonos	17.710.040	0	0	0	0	17.710.040
403	04	04	01	Servicios de telefonía prestados por organismos públicos	15.000.000	0	0	0	0	15.000.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	2.710.040	0	0	0	0	2.710.040
403	04	05	00	Servicio de comunicaciones	2.500.000	0	0	0	0	2.500.000
403	04	06	00	Servicio de aseo urbano y domiciliario	220.000	0	0	0	0	220.000
403	06	00	00	Servicios de transporte y almacenaje	295.500	0	0	0	0	295.500
403	06	01	00	Fletes y embalajes	200.000	0	0	0	0	200.000
403	06	03	00	Estacionamiento	3.000	0	0	0	0	3.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	92.500	0	0	0	0	92.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.759.823	0	0	0	0	4.759.823
403	07	01	00	Publicidad y propaganda	1.640.148	0	0	0	0	1.640.148

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 650002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	02	00	Imprenta y reproducción	3.119.675	0	0	0	0	3.119.675
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	33.005.971	0	0	0	0	33.005.971
403	08	01	00	Primas y gastos de seguros	33.005.971	0	0	0	0	33.005.971
403	09	00	00	Viáticos y pasajes	17.836.840	0	0	0	0	17.836.840
403	09	01	00	Viáticos y pasajes dentro del país	16.916.090	0	0	0	0	16.916.090
403	09	02	00	Viáticos y pasajes fuera del país	920.750	0	0	0	0	920.750
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.158.352	0	0	0	0	2.158.352
403	10	11	00	Servicios para la elaboración y suministro de comida	1.925.323	0	0	0	0	1.925.323
403	10	99	00	Otros servicios profesionales y técnicos	233.029	0	0	0	0	233.029
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.383.141	0	0	0	0	3.383.141
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.140.624	0	0	0	0	2.140.624
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	672.088	0	0	0	0	672.088
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	570.429	0	0	0	0	570.429
403	12	00	00	Conservación y reparaciones menores de obras	1.911.324	0	0	0	0	1.911.324
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.911.324	0	0	0	0	1.911.324
403	16	00	00	Servicios de diversión, esparcimiento y culturales	520.000	0	0	0	0	520.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	520.000	0	0	0	0	520.000
403	18	00	00	Impuestos indirectos	20.728.360	0	0	0	0	20.728.360
403	18	01	00	Impuesto al valor agregado	20.728.360	0	0	0	0	20.728.360
403	99	00	00	Otros servicios no personales	3.766.198	0	0	0	0	3.766.198
403	99	01	00	Otros servicios no personales	3.766.198	0	0	0	0	3.766.198
404	**00**	**00**	**00**	**Activos reales**	**31.562.687**	**0**	**0**	**0**	**0**	**31.562.687**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	600.000	0	0	0	0	600.000
404	01	01	00	Repuestos mayores	600.000	0	0	0	0	600.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	600.000	0	0	0	0	600.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.450.002	0	0	0	0	4.450.002
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.050.002	0	0	0	0	1.050.002
404	03	05	00	Maquinaria y equipos industriales y de taller	1.000.000	0	0	0	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 650002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	03	06	00	Maquinaria y equipos de energía	2.400.000	0	0	0	0	2.400.000
404	04	00	00	Equipos de transporte, tracción y elevación	10.250.000	0	0	0	0	10.250.000
404	04	01	00	Vehículos automotores terrestres	10.250.000	0	0	0	0	10.250.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.701.000	0	0	0	0	1.701.000
404	05	01	00	Equipos de telecomunicaciones	1.701.000	0	0	0	0	1.701.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	14.331.685	0	0	0	0	14.331.685
404	09	01	00	Mobiliario y equipos de oficina	7.332.728	0	0	0	0	7.332.728
404	09	02	00	Equipos de computación	3.948.000	0	0	0	0	3.948.000
404	09	03	00	Mobiliario y equipos de alojamiento	3.050.957	0	0	0	0	3.050.957
404	11	00	00	Inmuebles, maquinaria y equipos usados	50.000	0	0	0	0	50.000
404	11	05	00	Adquisición de maquinaria y equipos usados	50.000	0	0	0	0	50.000
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	50.000
404	12	00	00	Activos intangibles	180.000	0	0	0	0	180.000
404	12	04	00	Paquetes y programas de computación	180.000	0	0	0	0	180.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**150.000.000**	**0**	**0**	**0**	**0**	**150.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	150.000.000	0	0	0	0	150.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	150.000.000	0	0	0	0	150.000.000
				Totales	**367.835.083**	**0**	**0**	**0**	**0**	**367.835.083**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 650002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**50.000.000**	**0**	**0**	**0**	**0**	**50.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	50.000.000	0	0	0	0	50.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	50.000.000	0	0	0	0	50.000.000
407	01	02	01	Donaciones corrientes a personas	50.000.000	0	0	0	0	50.000.000
				Totales	**50.000.000**	**0**	**0**	**0**	**0**	**50.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 650002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**108.188.817**	**0**	**0**	**0**	**0**	**108.188.817**
407	01	00	00	Transferencias y donaciones corrientes internas	108.188.817	0	0	0	0	108.188.817
407	01	03	00	Transferencias corrientes internas al sector público	108.188.817	0	0	0	0	108.188.817
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	108.188.817	0	0	0	0	108.188.817
				Totales	**108.188.817**	**0**	**0**	**0**	**0**	**108.188.817**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.382.912**	**0**	**0**	**0**	**0**	**2.382.912**
403	18	00	00	Impuestos indirectos	2.382.912	0	0	0	0	2.382.912
403	18	01	00	Impuesto al valor agregado	2.382.912	0	0	0	0	2.382.912
407	**00**	**00**	**00**	**Transferencias y donaciones**	**52.886.176**	**0**	**0**	**0**	**0**	**52.886.176**
407	01	00	00	Transferencias y donaciones corrientes internas	52.886.176	0	0	0	0	52.886.176
407	01	01	00	Transferencias corrientes internas al sector privado	52.886.176	0	0	0	0	52.886.176
407	01	01	01	Pensiones del personal empleado, obrero y militar	10.237.468	0	0	0	0	10.237.468
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	9.061.873	0	0	0	0	9.061.873
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.559.367	0	0	0	0	2.559.367
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	9.405.000	0	0	0	0	9.405.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.852.000	0	0	0	0	5.852.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	2.265.468	0	0	0	0	2.265.468
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	8.325.000	0	0	0	0	8.325.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	5.180.000	0	0	0	0	5.180.000
				Totales	**55.269.088**	**0**	**0**	**0**	**0**	**55.269.088**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 65 - 80

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 650003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.382.912**	**0**	**0**	**0**	**0**	**2.382.912**
403	18	00	00	Impuestos indirectos	2.382.912	0	0	0	0	2.382.912
403	18	01	00	Impuesto al valor agregado	2.382.912	0	0	0	0	2.382.912
407	**00**	**00**	**00**	**Transferencias y donaciones**	**52.886.176**	**0**	**0**	**0**	**0**	**52.886.176**
407	01	00	00	Transferencias y donaciones corrientes internas	52.886.176	0	0	0	0	52.886.176
407	01	01	00	Transferencias corrientes internas al sector privado	52.886.176	0	0	0	0	52.886.176
407	01	01	01	Pensiones del personal empleado, obrero y militar	10.237.468	0	0	0	0	10.237.468
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	9.061.873	0	0	0	0	9.061.873
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.559.367	0	0	0	0	2.559.367
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	9.405.000	0	0	0	0	9.405.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.852.000	0	0	0	0	5.852.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	2.265.468	0	0	0	0	2.265.468
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	8.325.000	0	0	0	0	8.325.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	5.180.000	0	0	0	0	5.180.000
				Totales	**55.269.088**	**0**	**0**	**0**	**0**	**55.269.088**

66
Ministerio del Poder Popular para Transporte Acuático y Aéreo

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**957.035.606**	**0**	**0**	**0**	**0**	**957.035.606**
401	01	00	00	Sueldos, salarios y otras retribuciones	151.583.845	0	0	0	0	151.583.845
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	119.240.732	0	0	0	0	119.240.732
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	12.753.609	0	0	0	0	12.753.609
401	01	18	00	Remuneraciones al personal contratado	19.145.554	0	0	0	0	19.145.554
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	16.445.554	0	0	0	0	16.445.554
401	01	18	02	Remuneraciones por honorarios profesionales	2.700.000	0	0	0	0	2.700.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	96.482	0	0	0	0	96.482
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	347.468	0	0	0	0	347.468
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	16.931.475	0	0	0	0	16.931.475
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	15.030.882	0	0	0	0	15.030.882
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.868.163	0	0	0	0	1.868.163
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	32.430	0	0	0	0	32.430
401	03	00	00	Primas	123.054.662	0	0	0	0	123.054.662
401	03	02	00	Primas de transporte a empleados	9.510.480	0	0	0	0	9.510.480
401	03	03	00	Primas por hogar a empleados	5.434.560	0	0	0	0	5.434.560
401	03	04	00	Primas por hijos a empleados	4.587.840	0	0	0	0	4.587.840
401	03	08	00	Primas de profesionalización a empleados	7.419.142	0	0	0	0	7.419.142
401	03	09	00	Primas por antigüedad a empleados	34.316.144	0	0	0	0	34.316.144
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	14.398.500	0	0	0	0	14.398.500
401	03	17	00	Primas de transporte a obreros	1.360.800	0	0	0	0	1.360.800
401	03	18	00	Primas por hogar a obreros	777.600	0	0	0	0	777.600
401	03	19	00	Primas por hijos de obreros	259.200	0	0	0	0	259.200
401	03	21	00	Primas por antigüedad a obreros	2.579.757	0	0	0	0	2.579.757
401	03	22	00	Primas de profesionalización a obreros	383.627	0	0	0	0	383.627
401	03	37	00	Primas de transporte al personal contratado	1.995.840	0	0	0	0	1.995.840
401	03	38	00	Primas por hogar al personal contratado	1.140.480	0	0	0	0	1.140.480
401	03	39	00	Primas por hijos al personal contratado	69.120	0	0	0	0	69.120
401	03	40	00	Primas de profesionalización al personal contratado	1.652.302	0	0	0	0	1.652.302
401	03	41	00	Primas por antigüedad al personal contratado	1.563.563	0	0	0	0	1.563.563
401	03	95	00	Otras primas al personal de alto nivel y de dirección	3.662.598	0	0	0	0	3.662.598

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	97	00	Otras primas a empleados	29.492.709	0	0	0	0	29.492.709
401	03	98	00	Otras primas a obreros	2.450.400	0	0	0	0	2.450.400
401	04	00	00	Complementos de sueldos y salarios	61.844.286	0	0	0	0	61.844.286
401	04	06	00	Complemento a empleados por comisión de servicios	5.725.830	0	0	0	0	5.725.830
401	04	08	00	Bono compensatorio de alimentación a empleados	36.853.110	0	0	0	0	36.853.110
401	04	18	00	Bono compensatorio de alimentación a obreros	5.268.916	0	0	0	0	5.268.916
401	04	26	00	Bono compensatorio de alimentación al personal contratado	7.733.880	0	0	0	0	7.733.880
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.933.470	0	0	0	0	1.933.470
401	04	96	00	Otros complementos a empleados	1.465.025	0	0	0	0	1.465.025
401	04	97	00	Otros complementos a obreros	968.000	0	0	0	0	968.000
401	04	98	00	Otros complementos al personal contratado	1.896.055	0	0	0	0	1.896.055
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	188.031.396	0	0	0	0	188.031.396
401	05	01	00	Aguinaldos a empleados	122.389.542	0	0	0	0	122.389.542
401	05	03	00	Bono vacacional a empleados	23.978.360	0	0	0	0	23.978.360
401	05	04	00	Aguinaldos a obreros	12.657.175	0	0	0	0	12.657.175
401	05	06	00	Bono vacacional a obreros	2.479.773	0	0	0	0	2.479.773
401	05	07	00	Aguinaldos al personal contratado	15.011.773	0	0	0	0	15.011.773
401	05	08	00	Bono vacacional al personal contratado	2.941.082	0	0	0	0	2.941.082
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	7.169.128	0	0	0	0	7.169.128
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.404.563	0	0	0	0	1.404.563
401	06	00	00	Aportes patronales y legales	53.106.396	0	0	0	0	53.106.396
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	23.738.576	0	0	0	0	23.738.576
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	6.474.157	0	0	0	0	6.474.157
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.316.105	0	0	0	0	4.316.105
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	6.805.158	0	0	0	0	6.805.158
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.454.975	0	0	0	0	2.454.975
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	669.538	0	0	0	0	669.538
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	446.360	0	0	0	0	446.360
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	704.849	0	0	0	0	704.849
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.911.671	0	0	0	0	2.911.671
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal	834.835	0	0	0	0	834.835

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				contratado						
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	529.395	0	0	0	0	529.395
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.390.518	0	0	0	0	1.390.518
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	379.232	0	0	0	0	379.232
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	404.114	0	0	0	0	404.114
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	252.821	0	0	0	0	252.821
401	06	95	00	Otros aportes legales por personal contratado	794.092	0	0	0	0	794.092
401	07	00	00	Asistencia socio-económica	271.850.168	0	0	0	0	271.850.168
401	07	01	00	Capacitación y adiestramiento a empleados	150.000	0	0	0	0	150.000
401	07	02	00	Becas a empleados	2.205.180	0	0	0	0	2.205.180
401	07	03	00	Ayudas por matrimonio a empleados	18.000	0	0	0	0	18.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	18.000	0	0	0	0	18.000
401	07	05	00	Ayudas por defunción a empleados	36.000	0	0	0	0	36.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.000.000	0	0	0	0	2.000.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	21.580.524	0	0	0	0	21.580.524
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	108.465.732	0	0	0	0	108.465.732
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.836.000	0	0	0	0	1.836.000
401	07	10	00	Dotación de uniformes a empleados	15.978.591	0	0	0	0	15.978.591
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.419.910	0	0	0	0	3.419.910
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.025.000	0	0	0	0	2.025.000
401	07	17	00	Capacitación y adiestramiento a obreros	10.000	0	0	0	0	10.000
401	07	18	00	Becas a obreros	321.480	0	0	0	0	321.480
401	07	19	00	Ayudas por matrimonio de obreros	18.000	0	0	0	0	18.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	18.000	0	0	0	0	18.000
401	07	21	00	Ayudas por defunción a obreros	36.000	0	0	0	0	36.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.000.000	0	0	0	0	1.000.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.231.796	0	0	0	0	2.231.796
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	14.860.530	0	0	0	0	14.860.530
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	432.000	0	0	0	0	432.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	26	00	Dotación de uniformes a obreros	10.506.945	0	0	0	0	10.506.945
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.068.722	0	0	0	0	1.068.722
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	382.500	0	0	0	0	382.500
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	10.000	0	0	0	0	10.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	10.800	0	0	0	0	10.800
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	7.200	0	0	0	0	7.200
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	14.400	0	0	0	0	14.400
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.264.107	0	0	0	0	1.264.107
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	4.189.727	0	0	0	0	4.189.727
401	07	74	00	Capacitación y adiestramiento al personal contratado	30.000	0	0	0	0	30.000
401	07	75	00	Becas al personal contratado	179.100	0	0	0	0	179.100
401	07	76	00	Ayudas por matrimonio al personal contratado	10.800	0	0	0	0	10.800
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	10.800	0	0	0	0	10.800
401	07	78	00	Ayudas por defunción al personal contratado	21.600	0	0	0	0	21.600
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	2.646.973	0	0	0	0	2.646.973
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	20.232.436	0	0	0	0	20.232.436
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	198.000	0	0	0	0	198.000
401	07	83	00	Dotación de uniformes al personal contratado	10.783.614	0	0	0	0	10.783.614
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	819.353	0	0	0	0	819.353
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	225.000	0	0	0	0	225.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	3.784.500	0	0	0	0	3.784.500
401	07	96	00	Otras subvenciones a empleados	25.067.519	0	0	0	0	25.067.519
401	07	97	00	Otras subvenciones a obreros	4.530.829	0	0	0	0	4.530.829
401	07	99	00	Otras subvenciones al personal contratado	9.194.500	0	0	0	0	9.194.500
401	08	00	00	Prestaciones sociales e indemnizaciones	85.668.539	0	0	0	0	85.668.539
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	66.883.012	0	0	0	0	66.883.012
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	7.232.544	0	0	0	0	7.232.544
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.543.617	0	0	0	0	7.543.617
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	4.009.366	0	0	0	0	4.009.366
401	96	00	00	Otros gastos del personal empleado	4.964.839	0	0	0	0	4.964.839

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	96	01	00	Otros gastos del personal empleado	4.964.839	0	0	0	0	4.964.839
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**227.067.613**	**0**	**0**	**0**	**0**	**227.067.613**
402	01	00	00	Productos alimenticios y agropecuarios	70.000.000	0	0	0	0	70.000.000
402	01	01	00	Alimentos y bebidas para personas	70.000.000	0	0	0	0	70.000.000
402	03	00	00	Textiles y vestuarios	20.500.000	0	0	0	0	20.500.000
402	03	01	00	Textiles	500.000	0	0	0	0	500.000
402	03	02	00	Prendas de vestir	20.000.000	0	0	0	0	20.000.000
402	04	00	00	Productos de cuero y caucho	6.000.000	0	0	0	0	6.000.000
402	04	03	00	Cauchos y tripas para vehículos	6.000.000	0	0	0	0	6.000.000
402	05	00	00	Productos de papel, cartón e impresos	53.072.166	0	0	0	0	53.072.166
402	05	01	00	Pulpa de madera, papel y cartón	6.000.000	0	0	0	0	6.000.000
402	05	02	00	Envases y cajas de papel y cartón	500.000	0	0	0	0	500.000
402	05	03	00	Productos de papel y cartón para oficina	41.000.000	0	0	0	0	41.000.000
402	05	04	00	Libros, revistas y periódicos	400.000	0	0	0	0	400.000
402	05	06	00	Productos de papel y cartón para computación	500.000	0	0	0	0	500.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.672.166	0	0	0	0	4.672.166
402	06	00	00	Productos químicos y derivados	8.775.024	0	0	0	0	8.775.024
402	06	03	00	Tintas, pinturas y colorantes	5.000.000	0	0	0	0	5.000.000
402	06	04	00	Productos farmacéuticos y medicamentos	975.024	0	0	0	0	975.024
402	06	06	00	Combustibles y lubricantes	300.000	0	0	0	0	300.000
402	06	08	00	Productos plásticos	2.500.000	0	0	0	0	2.500.000
402	08	00	00	Productos metálicos	8.860.000	0	0	0	0	8.860.000
402	08	02	00	Productos de metales no ferrosos	150.000	0	0	0	0	150.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	700.000	0	0	0	0	700.000
402	08	05	00	Materiales de orden público, seguridad y defensa	500.000	0	0	0	0	500.000
402	08	07	00	Material de señalamiento	4.000.000	0	0	0	0	4.000.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.000.000	0	0	0	0	2.000.000
402	08	10	00	Repuestos y accesorios para otros equipos	1.500.000	0	0	0	0	1.500.000
402	08	99	00	Otros productos metálicos	10.000	0	0	0	0	10.000
402	09	00	00	Productos de madera	10.000	0	0	0	0	10.000
402	09	01	00	Productos primarios de madera	10.000	0	0	0	0	10.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	00	00	Productos varios y útiles diversos	44.850.423	0	0	0	0	44.850.423
402	10	01	00	Artículos de deporte, recreación y juguetes	3.000.000	0	0	0	0	3.000.000
402	10	02	00	Materiales y útiles de limpieza y aseo	3.000.000	0	0	0	0	3.000.000
402	10	03	00	Utensilios de cocina y comedor	3.000.000	0	0	0	0	3.000.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.000.000	0	0	0	0	2.000.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.500.000	0	0	0	0	6.500.000
402	10	06	00	Condecoraciones, ofrendas y similares	1.000.000	0	0	0	0	1.000.000
402	10	07	00	Productos de seguridad en el trabajo	400.000	0	0	0	0	400.000
402	10	08	00	Materiales para equipos de computación	12.000.000	0	0	0	0	12.000.000
402	10	09	00	Especies timbradas y valores	50.423	0	0	0	0	50.423
402	10	10	00	Útiles religiosos	150.000	0	0	0	0	150.000
402	10	11	00	Materiales eléctricos	3.000.000	0	0	0	0	3.000.000
402	10	12	00	Materiales para instalaciones sanitarias	500.000	0	0	0	0	500.000
402	10	13	00	Materiales fotográficos	250.000	0	0	0	0	250.000
402	10	99	00	Otros productos y útiles diversos	10.000.000	0	0	0	0	10.000.000
402	99	00	00	Otros materiales y suministros	15.000.000	0	0	0	0	15.000.000
402	99	01	00	Otros materiales y suministros	15.000.000	0	0	0	0	15.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**264.281.543**	**0**	**0**	**0**	**0**	**264.281.543**
403	02	00	00	Alquileres de maquinaria y equipos	32.000.000	0	0	0	0	32.000.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	30.000.000	0	0	0	0	30.000.000
403	02	99	00	Alquileres de otras maquinaria y equipos	2.000.000	0	0	0	0	2.000.000
403	04	00	00	Servicios básicos	7.525.000	0	0	0	0	7.525.000
403	04	01	00	Electricidad	2.000.000	0	0	0	0	2.000.000
403	04	03	00	Agua	2.000.000	0	0	0	0	2.000.000
403	04	04	00	Teléfonos	3.000.000	0	0	0	0	3.000.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	3.000.000	0	0	0	0	3.000.000
403	04	05	00	Servicio de comunicaciones	325.000	0	0	0	0	325.000
403	04	06	00	Servicio de aseo urbano y domiciliario	200.000	0	0	0	0	200.000
403	06	00	00	Servicios de transporte y almacenaje	400.000	0	0	0	0	400.000
403	06	01	00	Fletes y embalajes	200.000	0	0	0	0	200.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	200.000	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	16.200.000	0	0	0	0	16.200.000
403	07	01	00	Publicidad y propaganda	1.500.000	0	0	0	0	1.500.000
403	07	02	00	Imprenta y reproducción	3.200.000	0	0	0	0	3.200.000
403	07	03	00	Relaciones sociales	10.000.000	0	0	0	0	10.000.000
403	07	04	00	Avisos	1.500.000	0	0	0	0	1.500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	4.264.485	0	0	0	0	4.264.485
403	08	01	00	Primas y gastos de seguros	4.064.485	0	0	0	0	4.064.485
403	08	02	00	Comisiones y gastos bancarios	200.000	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	25.000.000	0	0	0	0	25.000.000
403	09	01	00	Viáticos y pasajes dentro del país	15.000.000	0	0	0	0	15.000.000
403	09	02	00	Viáticos y pasajes fuera del país	10.000.000	0	0	0	0	10.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	46.435.000	0	0	0	0	46.435.000
403	10	01	00	Servicios jurídicos	100.000	0	0	0	0	100.000
403	10	03	00	Servicios de procesamiento de datos	50.000	0	0	0	0	50.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	500.000	0	0	0	0	500.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.555.000	0	0	0	0	2.555.000
403	10	09	00	Servicios de lavandería y tintorería	230.000	0	0	0	0	230.000
403	10	11	00	Servicios para la elaboración y suministro de comida	30.000.000	0	0	0	0	30.000.000
403	10	99	00	Otros servicios profesionales y técnicos	13.000.000	0	0	0	0	13.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	13.600.000	0	0	0	0	13.600.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	11.000.000	0	0	0	0	11.000.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	600.000	0	0	0	0	600.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.000.000	0	0	0	0	2.000.000
403	12	00	00	Conservación y reparaciones menores de obras	13.000.000	0	0	0	0	13.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	13.000.000	0	0	0	0	13.000.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	7.431.912	0	0	0	0	7.431.912
403	16	01	00	Servicios de diversión, esparcimiento y culturales	7.431.912	0	0	0	0	7.431.912
403	18	00	00	Impuestos indirectos	79.994.727	0	0	0	0	79.994.727
403	18	01	00	Impuesto al valor agregado	79.994.727	0	0	0	0	79.994.727
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.623.575	0	0	0	0	2.623.575
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.623.575	0	0	0	0	2.623.575

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	00	00	Otros servicios no personales	15.806.844	0	0	0	0	15.806.844
403	99	01	00	Otros servicios no personales	15.806.844	0	0	0	0	15.806.844
404	**00**	**00**	**00**	**Activos reales**	**65.036.874**	**0**	**0**	**0**	**0**	**65.036.874**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	1.035.277	0	0	0	0	1.035.277
404	01	01	00	Repuestos mayores	1.035.277	0	0	0	0	1.035.277
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	1.035.277	0	0	0	0	1.035.277
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	800.000	0	0	0	0	800.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	800.000	0	0	0	0	800.000
404	04	00	00	Equipos de transporte, tracción y elevación	37.457.597	0	0	0	0	37.457.597
404	04	01	00	Vehículos automotores terrestres	30.000.000	0	0	0	0	30.000.000
404	04	05	00	Vehículos de tracción no motorizados	800.000	0	0	0	0	800.000
404	04	99	00	Otros equipos de transporte, tracción y elevación	6.657.597	0	0	0	0	6.657.597
404	05	00	00	Equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	500.000
404	05	01	00	Equipos de telecomunicaciones	500.000	0	0	0	0	500.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	5.500.000	0	0	0	0	5.500.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	5.000.000	0	0	0	0	5.000.000
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	500.000	0	0	0	0	500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	4.500.000	0	0	0	0	4.500.000
404	07	01	00	Equipos científicos y de laboratorio	200.000	0	0	0	0	200.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.000.000	0	0	0	0	2.000.000
404	07	06	00	Instrumentos musicales y equipos de audio	2.000.000	0	0	0	0	2.000.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	300.000	0	0	0	0	300.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	13.744.000	0	0	0	0	13.744.000
404	09	01	00	Mobiliario y equipos de oficina	4.000.000	0	0	0	0	4.000.000
404	09	02	00	Equipos de computación	3.000.000	0	0	0	0	3.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	6.500.000	0	0	0	0	6.500.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	244.000	0	0	0	0	244.000
404	12	00	00	Activos intangibles	1.500.000	0	0	0	0	1.500.000
404	12	04	00	Paquetes y programas de computación	1.500.000	0	0	0	0	1.500.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**286.639.323**	**0**	**0**	**0**	**0**	**286.639.323**
407	01	00	00	Transferencias y donaciones corrientes internas	286.639.323	0	0	0	0	286.639.323

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	01	00	Transferencias corrientes internas al sector privado	271.639.323	0	0	0	0	271.639.323
407	01	01	01	Pensiones del personal empleado, obrero y militar	10.597.981	0	0	0	0	10.597.981
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	115.596.157	0	0	0	0	115.596.157
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.649.495	0	0	0	0	2.649.495
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.796.676	0	0	0	0	1.796.676
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	2.589.603	0	0	0	0	2.589.603
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	7.575.980	0	0	0	0	7.575.980
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	28.899.039	0	0	0	0	28.899.039
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	14.875.413	0	0	0	0	14.875.413
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	35.926.769	0	0	0	0	35.926.769
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	51.132.210	0	0	0	0	51.132.210
407	01	02	00	Donaciones corrientes internas al sector privado	15.000.000	0	0	0	0	15.000.000
407	01	02	01	Donaciones corrientes a personas	15.000.000	0	0	0	0	15.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**5.000.000**	**0**	**0**	**0**	**0**	**5.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	5.000.000	0	0	0	0	5.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	5.000.000	0	0	0	0	5.000.000
				Totales	**1.805.060.959**	**0**	**0**	**0**	**0**	**1.805.060.959**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

66 - 10

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ESTE ÓRGANO NO IMPUTÓ PROYECTOS

PRESUPUESTO: 2016

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**957.035.606**	**0**	**0**	**0**	**0**	**957.035.606**
401	01	00	00	Sueldos, salarios y otras retribuciones	151.583.845	0	0	0	0	151.583.845
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	119.240.732	0	0	0	0	119.240.732
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	12.753.609	0	0	0	0	12.753.609
401	01	18	00	Remuneraciones al personal contratado	19.145.554	0	0	0	0	19.145.554
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	16.445.554	0	0	0	0	16.445.554
401	01	18	02	Remuneraciones por honorarios profesionales	2.700.000	0	0	0	0	2.700.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	96.482	0	0	0	0	96.482
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	347.468	0	0	0	0	347.468
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	16.931.475	0	0	0	0	16.931.475
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	15.030.882	0	0	0	0	15.030.882
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.868.163	0	0	0	0	1.868.163
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	32.430	0	0	0	0	32.430
401	03	00	00	Primas	123.054.662	0	0	0	0	123.054.662
401	03	02	00	Primas de transporte a empleados	9.510.480	0	0	0	0	9.510.480
401	03	03	00	Primas por hogar a empleados	5.434.560	0	0	0	0	5.434.560
401	03	04	00	Primas por hijos a empleados	4.587.840	0	0	0	0	4.587.840
401	03	08	00	Primas de profesionalización a empleados	7.419.142	0	0	0	0	7.419.142
401	03	09	00	Primas por antigüedad a empleados	34.316.144	0	0	0	0	34.316.144
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	14.398.500	0	0	0	0	14.398.500
401	03	17	00	Primas de transporte a obreros	1.360.800	0	0	0	0	1.360.800
401	03	18	00	Primas por hogar a obreros	777.600	0	0	0	0	777.600
401	03	19	00	Primas por hijos de obreros	259.200	0	0	0	0	259.200
401	03	21	00	Primas por antigüedad a obreros	2.579.757	0	0	0	0	2.579.757
401	03	22	00	Primas de profesionalización a obreros	383.627	0	0	0	0	383.627
401	03	37	00	Primas de transporte al personal contratado	1.995.840	0	0	0	0	1.995.840
401	03	38	00	Primas por hogar al personal contratado	1.140.480	0	0	0	0	1.140.480
401	03	39	00	Primas por hijos al personal contratado	69.120	0	0	0	0	69.120
401	03	40	00	Primas de profesionalización al personal contratado	1.652.302	0	0	0	0	1.652.302
401	03	41	00	Primas por antigüedad al personal contratado	1.563.563	0	0	0	0	1.563.563
401	03	95	00	Otras primas al personal de alto nivel y de dirección	3.662.598	0	0	0	0	3.662.598
401	03	97	00	Otras primas a empleados	29.492.709	0	0	0	0	29.492.709

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	98	00	Otras primas a obreros	2.450.400	0	0	0	0	2.450.400
401	04	00	00	Complementos de sueldos y salarios	61.844.286	0	0	0	0	61.844.286
401	04	06	00	Complemento a empleados por comisión de servicios	5.725.830	0	0	0	0	5.725.830
401	04	08	00	Bono compensatorio de alimentación a empleados	36.853.110	0	0	0	0	36.853.110
401	04	18	00	Bono compensatorio de alimentación a obreros	5.268.916	0	0	0	0	5.268.916
401	04	26	00	Bono compensatorio de alimentación al personal contratado	7.733.880	0	0	0	0	7.733.880
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.933.470	0	0	0	0	1.933.470
401	04	96	00	Otros complementos a empleados	1.465.025	0	0	0	0	1.465.025
401	04	97	00	Otros complementos a obreros	968.000	0	0	0	0	968.000
401	04	98	00	Otros complementos al personal contratado	1.896.055	0	0	0	0	1.896.055
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	188.031.396	0	0	0	0	188.031.396
401	05	01	00	Aguinaldos a empleados	122.389.542	0	0	0	0	122.389.542
401	05	03	00	Bono vacacional a empleados	23.978.360	0	0	0	0	23.978.360
401	05	04	00	Aguinaldos a obreros	12.657.175	0	0	0	0	12.657.175
401	05	06	00	Bono vacacional a obreros	2.479.773	0	0	0	0	2.479.773
401	05	07	00	Aguinaldos al personal contratado	15.011.773	0	0	0	0	15.011.773
401	05	08	00	Bono vacacional al personal contratado	2.941.082	0	0	0	0	2.941.082
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	7.169.128	0	0	0	0	7.169.128
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.404.563	0	0	0	0	1.404.563
401	06	00	00	Aportes patronales y legales	53.106.396	0	0	0	0	53.106.396
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	23.738.576	0	0	0	0	23.738.576
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	6.474.157	0	0	0	0	6.474.157
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.316.105	0	0	0	0	4.316.105
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	6.805.158	0	0	0	0	6.805.158
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.454.975	0	0	0	0	2.454.975
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	669.538	0	0	0	0	669.538
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	446.360	0	0	0	0	446.360
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	704.849	0	0	0	0	704.849
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.911.671	0	0	0	0	2.911.671
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	834.835	0	0	0	0	834.835
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	529.395	0	0	0	0	529.395

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.390.518	0	0	0	0	1.390.518
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	379.232	0	0	0	0	379.232
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	404.114	0	0	0	0	404.114
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	252.821	0	0	0	0	252.821
401	06	95	00	Otros aportes legales por personal contratado	794.092	0	0	0	0	794.092
401	07	00	00	Asistencia socio-económica	271.850.168	0	0	0	0	271.850.168
401	07	01	00	Capacitación y adiestramiento a empleados	150.000	0	0	0	0	150.000
401	07	02	00	Becas a empleados	2.205.180	0	0	0	0	2.205.180
401	07	03	00	Ayudas por matrimonio a empleados	18.000	0	0	0	0	18.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	18.000	0	0	0	0	18.000
401	07	05	00	Ayudas por defunción a empleados	36.000	0	0	0	0	36.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.000.000	0	0	0	0	2.000.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	21.580.524	0	0	0	0	21.580.524
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	108.465.732	0	0	0	0	108.465.732
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.836.000	0	0	0	0	1.836.000
401	07	10	00	Dotación de uniformes a empleados	15.978.591	0	0	0	0	15.978.591
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.419.910	0	0	0	0	3.419.910
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.025.000	0	0	0	0	2.025.000
401	07	17	00	Capacitación y adiestramiento a obreros	10.000	0	0	0	0	10.000
401	07	18	00	Becas a obreros	321.480	0	0	0	0	321.480
401	07	19	00	Ayudas por matrimonio de obreros	18.000	0	0	0	0	18.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	18.000	0	0	0	0	18.000
401	07	21	00	Ayudas por defunción a obreros	36.000	0	0	0	0	36.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.000.000	0	0	0	0	1.000.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.231.796	0	0	0	0	2.231.796
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	14.860.530	0	0	0	0	14.860.530
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	432.000	0	0	0	0	432.000
401	07	26	00	Dotación de uniformes a obreros	10.506.945	0	0	0	0	10.506.945
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.068.722	0	0	0	0	1.068.722
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	382.500	0	0	0	0	382.500

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	10.000	0	0	0	0	10.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	10.800	0	0	0	0	10.800
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	7.200	0	0	0	0	7.200
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	14.400	0	0	0	0	14.400
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.264.107	0	0	0	0	1.264.107
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	4.189.727	0	0	0	0	4.189.727
401	07	74	00	Capacitación y adiestramiento al personal contratado	30.000	0	0	0	0	30.000
401	07	75	00	Becas al personal contratado	179.100	0	0	0	0	179.100
401	07	76	00	Ayudas por matrimonio al personal contratado	10.800	0	0	0	0	10.800
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	10.800	0	0	0	0	10.800
401	07	78	00	Ayudas por defunción al personal contratado	21.600	0	0	0	0	21.600
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	2.646.973	0	0	0	0	2.646.973
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	20.232.436	0	0	0	0	20.232.436
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	198.000	0	0	0	0	198.000
401	07	83	00	Dotación de uniformes al personal contratado	10.783.614	0	0	0	0	10.783.614
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	819.353	0	0	0	0	819.353
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	225.000	0	0	0	0	225.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	3.784.500	0	0	0	0	3.784.500
401	07	96	00	Otras subvenciones a empleados	25.067.519	0	0	0	0	25.067.519
401	07	97	00	Otras subvenciones a obreros	4.530.829	0	0	0	0	4.530.829
401	07	99	00	Otras subvenciones al personal contratado	9.194.500	0	0	0	0	9.194.500
401	08	00	00	Prestaciones sociales e indemnizaciones	85.668.539	0	0	0	0	85.668.539
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	66.883.012	0	0	0	0	66.883.012
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	7.232.544	0	0	0	0	7.232.544
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.543.617	0	0	0	0	7.543.617
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	4.009.366	0	0	0	0	4.009.366
401	96	00	00	Otros gastos del personal empleado	4.964.839	0	0	0	0	4.964.839
401	96	01	00	Otros gastos del personal empleado	4.964.839	0	0	0	0	4.964.839
403	**00**	**00**	**00**	**Servicios no personales**	**18.605.214**	**0**	**0**	**0**	**0**	**18.605.214**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.555.000	0	0	0	0	2.555.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.555.000	0	0	0	0	2.555.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	7.431.912	0	0	0	0	7.431.912
403	16	01	00	Servicios de diversión, esparcimiento y culturales	7.431.912	0	0	0	0	7.431.912
403	18	00	00	Impuestos indirectos	5.994.727	0	0	0	0	5.994.727
403	18	01	00	Impuesto al valor agregado	5.994.727	0	0	0	0	5.994.727
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.623.575	0	0	0	0	2.623.575
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.623.575	0	0	0	0	2.623.575
				Totales	**975.640.820**	**0**	**0**	**0**	**0**	**975.640.820**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 66 - 16

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 660001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**957.035.606**	**0**	**0**	**0**	**0**	**957.035.606**
401	01	00	00	Sueldos, salarios y otras retribuciones	151.583.845	0	0	0	0	151.583.845
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	119.240.732	0	0	0	0	119.240.732
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	12.753.609	0	0	0	0	12.753.609
401	01	18	00	Remuneraciones al personal contratado	19.145.554	0	0	0	0	19.145.554
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	16.445.554	0	0	0	0	16.445.554
401	01	18	02	Remuneraciones por honorarios profesionales	2.700.000	0	0	0	0	2.700.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	96.482	0	0	0	0	96.482
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	347.468	0	0	0	0	347.468
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	16.931.475	0	0	0	0	16.931.475
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	15.030.882	0	0	0	0	15.030.882
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.868.163	0	0	0	0	1.868.163
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	32.430	0	0	0	0	32.430
401	03	00	00	Primas	123.054.662	0	0	0	0	123.054.662
401	03	02	00	Primas de transporte a empleados	9.510.480	0	0	0	0	9.510.480
401	03	03	00	Primas por hogar a empleados	5.434.560	0	0	0	0	5.434.560
401	03	04	00	Primas por hijos a empleados	4.587.840	0	0	0	0	4.587.840
401	03	08	00	Primas de profesionalización a empleados	7.419.142	0	0	0	0	7.419.142
401	03	09	00	Primas por antigüedad a empleados	34.316.144	0	0	0	0	34.316.144
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	14.398.500	0	0	0	0	14.398.500
401	03	17	00	Primas de transporte a obreros	1.360.800	0	0	0	0	1.360.800
401	03	18	00	Primas por hogar a obreros	777.600	0	0	0	0	777.600
401	03	19	00	Primas por hijos de obreros	259.200	0	0	0	0	259.200
401	03	21	00	Primas por antigüedad a obreros	2.579.757	0	0	0	0	2.579.757
401	03	22	00	Primas de profesionalización a obreros	383.627	0	0	0	0	383.627
401	03	37	00	Primas de transporte al personal contratado	1.995.840	0	0	0	0	1.995.840
401	03	38	00	Primas por hogar al personal contratado	1.140.480	0	0	0	0	1.140.480

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 660001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	39	00	Primas por hijos al personal contratado	69.120	0	0	0	0	69.120
401	03	40	00	Primas de profesionalización al personal contratado	1.652.302	0	0	0	0	1.652.302
401	03	41	00	Primas por antigüedad al personal contratado	1.563.563	0	0	0	0	1.563.563
401	03	95	00	Otras primas al personal de alto nivel y de dirección	3.662.598	0	0	0	0	3.662.598
401	03	97	00	Otras primas a empleados	29.492.709	0	0	0	0	29.492.709
401	03	98	00	Otras primas a obreros	2.450.400	0	0	0	0	2.450.400
401	04	00	00	Complementos de sueldos y salarios	61.844.286	0	0	0	0	61.844.286
401	04	06	00	Complemento a empleados por comisión de servicios	5.725.830	0	0	0	0	5.725.830
401	04	08	00	Bono compensatorio de alimentación a empleados	36.853.110	0	0	0	0	36.853.110
401	04	18	00	Bono compensatorio de alimentación a obreros	5.268.916	0	0	0	0	5.268.916
401	04	26	00	Bono compensatorio de alimentación al personal contratado	7.733.880	0	0	0	0	7.733.880
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.933.470	0	0	0	0	1.933.470
401	04	96	00	Otros complementos a empleados	1.465.025	0	0	0	0	1.465.025
401	04	97	00	Otros complementos a obreros	968.000	0	0	0	0	968.000
401	04	98	00	Otros complementos al personal contratado	1.896.055	0	0	0	0	1.896.055
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	188.031.396	0	0	0	0	188.031.396
401	05	01	00	Aguinaldos a empleados	122.389.542	0	0	0	0	122.389.542
401	05	03	00	Bono vacacional a empleados	23.978.360	0	0	0	0	23.978.360
401	05	04	00	Aguinaldos a obreros	12.657.175	0	0	0	0	12.657.175
401	05	06	00	Bono vacacional a obreros	2.479.773	0	0	0	0	2.479.773
401	05	07	00	Aguinaldos al personal contratado	15.011.773	0	0	0	0	15.011.773
401	05	08	00	Bono vacacional al personal contratado	2.941.082	0	0	0	0	2.941.082
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	7.169.128	0	0	0	0	7.169.128
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.404.563	0	0	0	0	1.404.563
401	06	00	00	Aportes patronales y legales	53.106.396	0	0	0	0	53.106.396
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	23.738.576	0	0	0	0	23.738.576
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	6.474.157	0	0	0	0	6.474.157

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 660001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.316.105	0	0	0	0	4.316.105
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	6.805.158	0	0	0	0	6.805.158
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.454.975	0	0	0	0	2.454.975
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	669.538	0	0	0	0	669.538
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	446.360	0	0	0	0	446.360
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	704.849	0	0	0	0	704.849
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.911.671	0	0	0	0	2.911.671
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	834.835	0	0	0	0	834.835
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	529.395	0	0	0	0	529.395
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.390.518	0	0	0	0	1.390.518
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	379.232	0	0	0	0	379.232
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	404.114	0	0	0	0	404.114
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	252.821	0	0	0	0	252.821
401	06	95	00	Otros aportes legales por personal contratado	794.092	0	0	0	0	794.092
401	07	00	00	Asistencia socio-económica	271.850.168	0	0	0	0	271.850.168
401	07	01	00	Capacitación y adiestramiento a empleados	150.000	0	0	0	0	150.000
401	07	02	00	Becas a empleados	2.205.180	0	0	0	0	2.205.180
401	07	03	00	Ayudas por matrimonio a empleados	18.000	0	0	0	0	18.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	18.000	0	0	0	0	18.000
401	07	05	00	Ayudas por defunción a empleados	36.000	0	0	0	0	36.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.000.000	0	0	0	0	2.000.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	21.580.524	0	0	0	0	21.580.524
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	108.465.732	0	0	0	0	108.465.732
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.836.000	0	0	0	0	1.836.000
401	07	10	00	Dotación de uniformes a empleados	15.978.591	0	0	0	0	15.978.591

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 660001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.419.910	0	0	0	0	3.419.910
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.025.000	0	0	0	0	2.025.000
401	07	17	00	Capacitación y adiestramiento a obreros	10.000	0	0	0	0	10.000
401	07	18	00	Becas a obreros	321.480	0	0	0	0	321.480
401	07	19	00	Ayudas por matrimonio de obreros	18.000	0	0	0	0	18.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	18.000	0	0	0	0	18.000
401	07	21	00	Ayudas por defunción a obreros	36.000	0	0	0	0	36.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.000.000	0	0	0	0	1.000.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.231.796	0	0	0	0	2.231.796
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	14.860.530	0	0	0	0	14.860.530
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	432.000	0	0	0	0	432.000
401	07	26	00	Dotación de uniformes a obreros	10.506.945	0	0	0	0	10.506.945
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.068.722	0	0	0	0	1.068.722
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	382.500	0	0	0	0	382.500
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	10.000	0	0	0	0	10.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	10.800	0	0	0	0	10.800
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	7.200	0	0	0	0	7.200
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	14.400	0	0	0	0	14.400
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.264.107	0	0	0	0	1.264.107
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	4.189.727	0	0	0	0	4.189.727
401	07	74	00	Capacitación y adiestramiento al personal contratado	30.000	0	0	0	0	30.000
401	07	75	00	Becas al personal contratado	179.100	0	0	0	0	179.100
401	07	76	00	Ayudas por matrimonio al personal contratado	10.800	0	0	0	0	10.800
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	10.800	0	0	0	0	10.800
401	07	78	00	Ayudas por defunción al personal contratado	21.600	0	0	0	0	21.600
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	2.646.973	0	0	0	0	2.646.973
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	20.232.436	0	0	0	0	20.232.436

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 660001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	198.000	0	0	0	0	198.000
401	07	83	00	Dotación de uniformes al personal contratado	10.783.614	0	0	0	0	10.783.614
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	819.353	0	0	0	0	819.353
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	225.000	0	0	0	0	225.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	3.784.500	0	0	0	0	3.784.500
401	07	96	00	Otras subvenciones a empleados	25.067.519	0	0	0	0	25.067.519
401	07	97	00	Otras subvenciones a obreros	4.530.829	0	0	0	0	4.530.829
401	07	99	00	Otras subvenciones al personal contratado	9.194.500	0	0	0	0	9.194.500
401	08	00	00	Prestaciones sociales e indemnizaciones	85.668.539	0	0	0	0	85.668.539
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	66.883.012	0	0	0	0	66.883.012
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	7.232.544	0	0	0	0	7.232.544
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.543.617	0	0	0	0	7.543.617
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	4.009.366	0	0	0	0	4.009.366
401	96	00	00	Otros gastos del personal empleado	4.964.839	0	0	0	0	4.964.839
401	96	01	00	Otros gastos del personal empleado	4.964.839	0	0	0	0	4.964.839
403	**00**	**00**	**00**	**Servicios no personales**	**18.605.214**	**0**	**0**	**0**	**0**	**18.605.214**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.555.000	0	0	0	0	2.555.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.555.000	0	0	0	0	2.555.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	7.431.912	0	0	0	0	7.431.912
403	16	01	00	Servicios de diversión, esparcimiento y culturales	7.431.912	0	0	0	0	7.431.912
403	18	00	00	Impuestos indirectos	5.994.727	0	0	0	0	5.994.727
403	18	01	00	Impuesto al valor agregado	5.994.727	0	0	0	0	5.994.727
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.623.575	0	0	0	0	2.623.575
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.623.575	0	0	0	0	2.623.575
				Totales	**975.640.820**	**0**	**0**	**0**	**0**	**975.640.820**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**227.067.613**	**0**	**0**	**0**	**0**	**227.067.613**
402	01	00	00	Productos alimenticios y agropecuarios	70.000.000	0	0	0	0	70.000.000
402	01	01	00	Alimentos y bebidas para personas	70.000.000	0	0	0	0	70.000.000
402	03	00	00	Textiles y vestuarios	20.500.000	0	0	0	0	20.500.000
402	03	01	00	Textiles	500.000	0	0	0	0	500.000
402	03	02	00	Prendas de vestir	20.000.000	0	0	0	0	20.000.000
402	04	00	00	Productos de cuero y caucho	6.000.000	0	0	0	0	6.000.000
402	04	03	00	Cauchos y tripas para vehículos	6.000.000	0	0	0	0	6.000.000
402	05	00	00	Productos de papel, cartón e impresos	53.072.166	0	0	0	0	53.072.166
402	05	01	00	Pulpa de madera, papel y cartón	6.000.000	0	0	0	0	6.000.000
402	05	02	00	Envases y cajas de papel y cartón	500.000	0	0	0	0	500.000
402	05	03	00	Productos de papel y cartón para oficina	41.000.000	0	0	0	0	41.000.000
402	05	04	00	Libros, revistas y periódicos	400.000	0	0	0	0	400.000
402	05	06	00	Productos de papel y cartón para computación	500.000	0	0	0	0	500.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.672.166	0	0	0	0	4.672.166
402	06	00	00	Productos químicos y derivados	8.775.024	0	0	0	0	8.775.024
402	06	03	00	Tintas, pinturas y colorantes	5.000.000	0	0	0	0	5.000.000
402	06	04	00	Productos farmacéuticos y medicamentos	975.024	0	0	0	0	975.024
402	06	06	00	Combustibles y lubricantes	300.000	0	0	0	0	300.000
402	06	08	00	Productos plásticos	2.500.000	0	0	0	0	2.500.000
402	08	00	00	Productos metálicos	8.860.000	0	0	0	0	8.860.000
402	08	02	00	Productos de metales no ferrosos	150.000	0	0	0	0	150.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	700.000	0	0	0	0	700.000
402	08	05	00	Materiales de orden público, seguridad y defensa	500.000	0	0	0	0	500.000
402	08	07	00	Material de señalamiento	4.000.000	0	0	0	0	4.000.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.000.000	0	0	0	0	2.000.000
402	08	10	00	Repuestos y accesorios para otros equipos	1.500.000	0	0	0	0	1.500.000
402	08	99	00	Otros productos metálicos	10.000	0	0	0	0	10.000
402	09	00	00	Productos de madera	10.000	0	0	0	0	10.000
402	09	01	00	Productos primarios de madera	10.000	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	44.850.423	0	0	0	0	44.850.423
402	10	01	00	Artículos de deporte, recreación y juguetes	3.000.000	0	0	0	0	3.000.000
402	10	02	00	Materiales y útiles de limpieza y aseo	3.000.000	0	0	0	0	3.000.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	03	00	Utensilios de cocina y comedor	3.000.000	0	0	0	0	3.000.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.000.000	0	0	0	0	2.000.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.500.000	0	0	0	0	6.500.000
402	10	06	00	Condecoraciones, ofrendas y similares	1.000.000	0	0	0	0	1.000.000
402	10	07	00	Productos de seguridad en el trabajo	400.000	0	0	0	0	400.000
402	10	08	00	Materiales para equipos de computación	12.000.000	0	0	0	0	12.000.000
402	10	09	00	Especies timbradas y valores	50.423	0	0	0	0	50.423
402	10	10	00	Útiles religiosos	150.000	0	0	0	0	150.000
402	10	11	00	Materiales eléctricos	3.000.000	0	0	0	0	3.000.000
402	10	12	00	Materiales para instalaciones sanitarias	500.000	0	0	0	0	500.000
402	10	13	00	Materiales fotográficos	250.000	0	0	0	0	250.000
402	10	99	00	Otros productos y útiles diversos	10.000.000	0	0	0	0	10.000.000
402	99	00	00	Otros materiales y suministros	15.000.000	0	0	0	0	15.000.000
402	99	01	00	Otros materiales y suministros	15.000.000	0	0	0	0	15.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**245.676.329**	**0**	**0**	**0**	**0**	**245.676.329**
403	02	00	00	Alquileres de maquinaria y equipos	32.000.000	0	0	0	0	32.000.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	30.000.000	0	0	0	0	30.000.000
403	02	99	00	Alquileres de otras maquinaria y equipos	2.000.000	0	0	0	0	2.000.000
403	04	00	00	Servicios básicos	7.525.000	0	0	0	0	7.525.000
403	04	01	00	Electricidad	2.000.000	0	0	0	0	2.000.000
403	04	03	00	Agua	2.000.000	0	0	0	0	2.000.000
403	04	04	00	Teléfonos	3.000.000	0	0	0	0	3.000.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	3.000.000	0	0	0	0	3.000.000
403	04	05	00	Servicio de comunicaciones	325.000	0	0	0	0	325.000
403	04	06	00	Servicio de aseo urbano y domiciliario	200.000	0	0	0	0	200.000
403	06	00	00	Servicios de transporte y almacenaje	400.000	0	0	0	0	400.000
403	06	01	00	Fletes y embalajes	200.000	0	0	0	0	200.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	200.000	0	0	0	0	200.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	16.200.000	0	0	0	0	16.200.000
403	07	01	00	Publicidad y propaganda	1.500.000	0	0	0	0	1.500.000
403	07	02	00	Imprenta y reproducción	3.200.000	0	0	0	0	3.200.000
403	07	03	00	Relaciones sociales	10.000.000	0	0	0	0	10.000.000
403	07	04	00	Avisos	1.500.000	0	0	0	0	1.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	4.264.485	0	0	0	0	4.264.485
403	08	01	00	Primas y gastos de seguros	4.064.485	0	0	0	0	4.064.485
403	08	02	00	Comisiones y gastos bancarios	200.000	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	25.000.000	0	0	0	0	25.000.000
403	09	01	00	Viáticos y pasajes dentro del país	15.000.000	0	0	0	0	15.000.000
403	09	02	00	Viáticos y pasajes fuera del país	10.000.000	0	0	0	0	10.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	43.880.000	0	0	0	0	43.880.000
403	10	01	00	Servicios jurídicos	100.000	0	0	0	0	100.000
403	10	03	00	Servicios de procesamiento de datos	50.000	0	0	0	0	50.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	500.000	0	0	0	0	500.000
403	10	09	00	Servicios de lavandería y tintorería	230.000	0	0	0	0	230.000
403	10	11	00	Servicios para la elaboración y suministro de comida	30.000.000	0	0	0	0	30.000.000
403	10	99	00	Otros servicios profesionales y técnicos	13.000.000	0	0	0	0	13.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	13.600.000	0	0	0	0	13.600.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	11.000.000	0	0	0	0	11.000.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	600.000	0	0	0	0	600.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.000.000	0	0	0	0	2.000.000
403	12	00	00	Conservación y reparaciones menores de obras	13.000.000	0	0	0	0	13.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	13.000.000	0	0	0	0	13.000.000
403	18	00	00	Impuestos indirectos	74.000.000	0	0	0	0	74.000.000
403	18	01	00	Impuesto al valor agregado	74.000.000	0	0	0	0	74.000.000
403	99	00	00	Otros servicios no personales	15.806.844	0	0	0	0	15.806.844
403	99	01	00	Otros servicios no personales	15.806.844	0	0	0	0	15.806.844
404	**00**	**00**	**00**	**Activos reales**	**65.036.874**	**0**	**0**	**0**	**0**	**65.036.874**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	1.035.277	0	0	0	0	1.035.277
404	01	01	00	Repuestos mayores	1.035.277	0	0	0	0	1.035.277
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	1.035.277	0	0	0	0	1.035.277
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	800.000	0	0	0	0	800.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	800.000	0	0	0	0	800.000
404	04	00	00	Equipos de transporte, tracción y elevación	37.457.597	0	0	0	0	37.457.597
404	04	01	00	Vehículos automotores terrestres	30.000.000	0	0	0	0	30.000.000
404	04	05	00	Vehículos de tracción no motorizados	800.000	0	0	0	0	800.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	04	99	00	Otros equipos de transporte, tracción y elevación	6.657.597	0	0	0	0	6.657.597
404	05	00	00	Equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	500.000
404	05	01	00	Equipos de telecomunicaciones	500.000	0	0	0	0	500.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	5.500.000	0	0	0	0	5.500.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	5.000.000	0	0	0	0	5.000.000
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	500.000	0	0	0	0	500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	4.500.000	0	0	0	0	4.500.000
404	07	01	00	Equipos científicos y de laboratorio	200.000	0	0	0	0	200.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.000.000	0	0	0	0	2.000.000
404	07	06	00	Instrumentos musicales y equipos de audio	2.000.000	0	0	0	0	2.000.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	300.000	0	0	0	0	300.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	13.744.000	0	0	0	0	13.744.000
404	09	01	00	Mobiliario y equipos de oficina	4.000.000	0	0	0	0	4.000.000
404	09	02	00	Equipos de computación	3.000.000	0	0	0	0	3.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	6.500.000	0	0	0	0	6.500.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	244.000	0	0	0	0	244.000
404	12	00	00	Activos intangibles	1.500.000	0	0	0	0	1.500.000
404	12	04	00	Paquetes y programas de computación	1.500.000	0	0	0	0	1.500.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.000.000**	**0**	**0**	**0**	**0**	**15.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	15.000.000	0	0	0	0	15.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	15.000.000	0	0	0	0	15.000.000
407	01	02	01	Donaciones corrientes a personas	15.000.000	0	0	0	0	15.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**5.000.000**	**0**	**0**	**0**	**0**	**5.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	5.000.000	0	0	0	0	5.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	5.000.000	0	0	0	0	5.000.000
				Totales	**557.780.816**	**0**	**0**	**0**	**0**	**557.780.816**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 660002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**227.067.613**	**0**	**0**	**0**	**0**	**227.067.613**
402	01	00	00	Productos alimenticios y agropecuarios	70.000.000	0	0	0	0	70.000.000
402	01	01	00	Alimentos y bebidas para personas	70.000.000	0	0	0	0	70.000.000
402	03	00	00	Textiles y vestuarios	20.500.000	0	0	0	0	20.500.000
402	03	01	00	Textiles	500.000	0	0	0	0	500.000
402	03	02	00	Prendas de vestir	20.000.000	0	0	0	0	20.000.000
402	04	00	00	Productos de cuero y caucho	6.000.000	0	0	0	0	6.000.000
402	04	03	00	Cauchos y tripas para vehículos	6.000.000	0	0	0	0	6.000.000
402	05	00	00	Productos de papel, cartón e impresos	53.072.166	0	0	0	0	53.072.166
402	05	01	00	Pulpa de madera, papel y cartón	6.000.000	0	0	0	0	6.000.000
402	05	02	00	Envases y cajas de papel y cartón	500.000	0	0	0	0	500.000
402	05	03	00	Productos de papel y cartón para oficina	41.000.000	0	0	0	0	41.000.000
402	05	04	00	Libros, revistas y periódicos	400.000	0	0	0	0	400.000
402	05	06	00	Productos de papel y cartón para computación	500.000	0	0	0	0	500.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.672.166	0	0	0	0	4.672.166
402	06	00	00	Productos químicos y derivados	8.775.024	0	0	0	0	8.775.024
402	06	03	00	Tintas, pinturas y colorantes	5.000.000	0	0	0	0	5.000.000
402	06	04	00	Productos farmacéuticos y medicamentos	975.024	0	0	0	0	975.024
402	06	06	00	Combustibles y lubricantes	300.000	0	0	0	0	300.000
402	06	08	00	Productos plásticos	2.500.000	0	0	0	0	2.500.000
402	08	00	00	Productos metálicos	8.860.000	0	0	0	0	8.860.000
402	08	02	00	Productos de metales no ferrosos	150.000	0	0	0	0	150.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	700.000	0	0	0	0	700.000
402	08	05	00	Materiales de orden público, seguridad y defensa	500.000	0	0	0	0	500.000
402	08	07	00	Material de señalamiento	4.000.000	0	0	0	0	4.000.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.000.000	0	0	0	0	2.000.000
402	08	10	00	Repuestos y accesorios para otros equipos	1.500.000	0	0	0	0	1.500.000
402	08	99	00	Otros productos metálicos	10.000	0	0	0	0	10.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 660002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	09	00	00	Productos de madera	10.000	0	0	0	0	10.000
402	09	01	00	Productos primarios de madera	10.000	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	44.850.423	0	0	0	0	44.850.423
402	10	01	00	Artículos de deporte, recreación y juguetes	3.000.000	0	0	0	0	3.000.000
402	10	02	00	Materiales y útiles de limpieza y aseo	3.000.000	0	0	0	0	3.000.000
402	10	03	00	Utensilios de cocina y comedor	3.000.000	0	0	0	0	3.000.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.000.000	0	0	0	0	2.000.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.500.000	0	0	0	0	6.500.000
402	10	06	00	Condecoraciones, ofrendas y similares	1.000.000	0	0	0	0	1.000.000
402	10	07	00	Productos de seguridad en el trabajo	400.000	0	0	0	0	400.000
402	10	08	00	Materiales para equipos de computación	12.000.000	0	0	0	0	12.000.000
402	10	09	00	Especies timbradas y valores	50.423	0	0	0	0	50.423
402	10	10	00	Útiles religiosos	150.000	0	0	0	0	150.000
402	10	11	00	Materiales eléctricos	3.000.000	0	0	0	0	3.000.000
402	10	12	00	Materiales para instalaciones sanitarias	500.000	0	0	0	0	500.000
402	10	13	00	Materiales fotográficos	250.000	0	0	0	0	250.000
402	10	99	00	Otros productos y útiles diversos	10.000.000	0	0	0	0	10.000.000
402	99	00	00	Otros materiales y suministros	15.000.000	0	0	0	0	15.000.000
402	99	01	00	Otros materiales y suministros	15.000.000	0	0	0	0	15.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**245.676.329**	**0**	**0**	**0**	**0**	**245.676.329**
403	02	00	00	Alquileres de maquinaria y equipos	32.000.000	0	0	0	0	32.000.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	30.000.000	0	0	0	0	30.000.000
403	02	99	00	Alquileres de otras maquinaria y equipos	2.000.000	0	0	0	0	2.000.000
403	04	00	00	Servicios básicos	7.525.000	0	0	0	0	7.525.000
403	04	01	00	Electricidad	2.000.000	0	0	0	0	2.000.000
403	04	03	00	Agua	2.000.000	0	0	0	0	2.000.000
403	04	04	00	Teléfonos	3.000.000	0	0	0	0	3.000.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	3.000.000	0	0	0	0	3.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 660002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	05	00	Servicio de comunicaciones	325.000	0	0	0	0	325.000
403	04	06	00	Servicio de aseo urbano y domiciliario	200.000	0	0	0	0	200.000
403	06	00	00	Servicios de transporte y almacenaje	400.000	0	0	0	0	400.000
403	06	01	00	Fletes y embalajes	200.000	0	0	0	0	200.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	200.000	0	0	0	0	200.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	16.200.000	0	0	0	0	16.200.000
403	07	01	00	Publicidad y propaganda	1.500.000	0	0	0	0	1.500.000
403	07	02	00	Imprenta y reproducción	3.200.000	0	0	0	0	3.200.000
403	07	03	00	Relaciones sociales	10.000.000	0	0	0	0	10.000.000
403	07	04	00	Avisos	1.500.000	0	0	0	0	1.500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	4.264.485	0	0	0	0	4.264.485
403	08	01	00	Primas y gastos de seguros	4.064.485	0	0	0	0	4.064.485
403	08	02	00	Comisiones y gastos bancarios	200.000	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	25.000.000	0	0	0	0	25.000.000
403	09	01	00	Viáticos y pasajes dentro del país	15.000.000	0	0	0	0	15.000.000
403	09	02	00	Viáticos y pasajes fuera del país	10.000.000	0	0	0	0	10.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	43.880.000	0	0	0	0	43.880.000
403	10	01	00	Servicios jurídicos	100.000	0	0	0	0	100.000
403	10	03	00	Servicios de procesamiento de datos	50.000	0	0	0	0	50.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	500.000	0	0	0	0	500.000
403	10	09	00	Servicios de lavandería y tintorería	230.000	0	0	0	0	230.000
403	10	11	00	Servicios para la elaboración y suministro de comida	30.000.000	0	0	0	0	30.000.000
403	10	99	00	Otros servicios profesionales y técnicos	13.000.000	0	0	0	0	13.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	13.600.000	0	0	0	0	13.600.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	11.000.000	0	0	0	0	11.000.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	600.000	0	0	0	0	600.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.000.000	0	0	0	0	2.000.000
403	12	00	00	Conservación y reparaciones menores de obras	13.000.000	0	0	0	0	13.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 660002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	13.000.000	0	0	0	0	13.000.000
403	18	00	00	Impuestos indirectos	74.000.000	0	0	0	0	74.000.000
403	18	01	00	Impuesto al valor agregado	74.000.000	0	0	0	0	74.000.000
403	99	00	00	Otros servicios no personales	15.806.844	0	0	0	0	15.806.844
403	99	01	00	Otros servicios no personales	15.806.844	0	0	0	0	15.806.844
404	**00**	**00**	**00**	**Activos reales**	**65.036.874**	**0**	**0**	**0**	**0**	**65.036.874**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	1.035.277	0	0	0	0	1.035.277
404	01	01	00	Repuestos mayores	1.035.277	0	0	0	0	1.035.277
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	1.035.277	0	0	0	0	1.035.277
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	800.000	0	0	0	0	800.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	800.000	0	0	0	0	800.000
404	04	00	00	Equipos de transporte, tracción y elevación	37.457.597	0	0	0	0	37.457.597
404	04	01	00	Vehículos automotores terrestres	30.000.000	0	0	0	0	30.000.000
404	04	05	00	Vehículos de tracción no motorizados	800.000	0	0	0	0	800.000
404	04	99	00	Otros equipos de transporte, tracción y elevación	6.657.597	0	0	0	0	6.657.597
404	05	00	00	Equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	500.000
404	05	01	00	Equipos de telecomunicaciones	500.000	0	0	0	0	500.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	5.500.000	0	0	0	0	5.500.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	5.000.000	0	0	0	0	5.000.000
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	500.000	0	0	0	0	500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	4.500.000	0	0	0	0	4.500.000
404	07	01	00	Equipos científicos y de laboratorio	200.000	0	0	0	0	200.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.000.000	0	0	0	0	2.000.000
404	07	06	00	Instrumentos musicales y equipos de audio	2.000.000	0	0	0	0	2.000.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	300.000	0	0	0	0	300.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	13.744.000	0	0	0	0	13.744.000
404	09	01	00	Mobiliario y equipos de oficina	4.000.000	0	0	0	0	4.000.000
404	09	02	00	Equipos de computación	3.000.000	0	0	0	0	3.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 660002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	6.500.000	0	0	0	0	6.500.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	244.000	0	0	0	0	244.000
404	12	00	00	Activos intangibles	1.500.000	0	0	0	0	1.500.000
404	12	04	00	Paquetes y programas de computación	1.500.000	0	0	0	0	1.500.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**5.000.000**	**0**	**0**	**0**	**0**	**5.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	5.000.000	0	0	0	0	5.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	5.000.000	0	0	0	0	5.000.000
				Totales	**542.780.816**	**0**	**0**	**0**	**0**	**542.780.816**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 660002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.000.000**	**0**	**0**	**0**	**0**	**15.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	15.000.000	0	0	0	0	15.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	15.000.000	0	0	0	0	15.000.000
407	01	02	01	Donaciones corrientes a personas	15.000.000	0	0	0	0	15.000.000
				Totales	**15.000.000**	**0**	**0**	**0**	**0**	**15.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**271.639.323**	**0**	**0**	**0**	**0**	**271.639.323**
407	01	00	00	Transferencias y donaciones corrientes internas	271.639.323	0	0	0	0	271.639.323
407	01	01	00	Transferencias corrientes internas al sector privado	271.639.323	0	0	0	0	271.639.323
407	01	01	01	Pensiones del personal empleado, obrero y militar	10.597.981	0	0	0	0	10.597.981
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	115.596.157	0	0	0	0	115.596.157
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.649.495	0	0	0	0	2.649.495
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.796.676	0	0	0	0	1.796.676
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	2.589.603	0	0	0	0	2.589.603
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	7.575.980	0	0	0	0	7.575.980
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	28.899.039	0	0	0	0	28.899.039
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	14.875.413	0	0	0	0	14.875.413
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	35.926.769	0	0	0	0	35.926.769
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	51.132.210	0	0	0	0	51.132.210
				Totales	**271.639.323**	**0**	**0**	**0**	**0**	**271.639.323**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

ACCIÓN CENTRALIZADA: 660003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 660003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**271.639.323**	**0**	**0**	**0**	**0**	**271.639.323**
407	01	00	00	Transferencias y donaciones corrientes internas	271.639.323	0	0	0	0	271.639.323
407	01	01	00	Transferencias corrientes internas al sector privado	271.639.323	0	0	0	0	271.639.323
407	01	01	01	Pensiones del personal empleado, obrero y militar	10.597.981	0	0	0	0	10.597.981
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	115.596.157	0	0	0	0	115.596.157
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.649.495	0	0	0	0	2.649.495
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.796.676	0	0	0	0	1.796.676
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	2.589.603	0	0	0	0	2.589.603
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	7.575.980	0	0	0	0	7.575.980
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	28.899.039	0	0	0	0	28.899.039
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	14.875.413	0	0	0	0	14.875.413
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	35.926.769	0	0	0	0	35.926.769
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	51.132.210	0	0	0	0	51.132.210
				Totales	**271.639.323**	**0**	**0**	**0**	**0**	**271.639.323**

67

Ministerio del Poder Popular para Transporte Terrestre y Obras Públicas

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.292.969.627**	**0**	**0**	**0**	**0**	**2.292.969.627**
401	01	00	00	Sueldos, salarios y otras retribuciones	275.852.676	0	0	0	0	275.852.676
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	89.763.841	0	0	0	0	89.763.841
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	945.649	0	0	0	0	945.649
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	123.609.792	0	0	0	0	123.609.792
401	01	12	00	Salarios a obreros en puestos no permanentes	18.700.658	0	0	0	0	18.700.658
401	01	18	00	Remuneraciones al personal contratado	42.413.787	0	0	0	0	42.413.787
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	36.113.787	0	0	0	0	36.113.787
401	01	18	02	Remuneraciones por honorarios profesionales	6.300.000	0	0	0	0	6.300.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	251.960	0	0	0	0	251.960
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	33.398	0	0	0	0	33.398
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	133.591	0	0	0	0	133.591
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	115.527.790	0	0	0	0	115.527.790
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	54.061.811	0	0	0	0	54.061.811
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	398.431	0	0	0	0	398.431
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	61.010.892	0	0	0	0	61.010.892
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	11.331	0	0	0	0	11.331
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	45.325	0	0	0	0	45.325
401	03	00	00	Primas	236.253.893	0	0	0	0	236.253.893
401	03	02	00	Primas de transporte a empleados	12.057.417	0	0	0	0	12.057.417
401	03	03	00	Primas por hogar a empleados	12.057.417	0	0	0	0	12.057.417
401	03	04	00	Primas por hijos a empleados	11.469.600	0	0	0	0	11.469.600
401	03	08	00	Primas de profesionalización a empleados	9.494.735	0	0	0	0	9.494.735
401	03	09	00	Primas por antigüedad a empleados	26.525.550	0	0	0	0	26.525.550
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	18.471.780	0	0	0	0	18.471.780
401	03	17	00	Primas de transporte a obreros	16.492.329	0	0	0	0	16.492.329
401	03	18	00	Primas por hogar a obreros	16.492.329	0	0	0	0	16.492.329
401	03	19	00	Primas por hijos de obreros	17.204.400	0	0	0	0	17.204.400
401	03	21	00	Primas por antigüedad a obreros	29.474.740	0	0	0	0	29.474.740
401	03	22	00	Primas de profesionalización a obreros	4.109.612	0	0	0	0	4.109.612

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	37	00	Primas de transporte al personal contratado	5.749.137	0	0	0	0	5.749.137
401	03	38	00	Primas por hogar al personal contratado	5.749.137	0	0	0	0	5.749.137
401	03	39	00	Primas por hijos al personal contratado	4.141.800	0	0	0	0	4.141.800
401	03	40	00	Primas de profesionalización al personal contratado	2.206.566	0	0	0	0	2.206.566
401	03	41	00	Primas por antigüedad al personal contratado	6.030.639	0	0	0	0	6.030.639
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	7.965	0	0	0	0	7.965
401	03	95	00	Otras primas al personal de alto nivel y de dirección	31.860	0	0	0	0	31.860
401	03	97	00	Otras primas a empleados	16.544.898	0	0	0	0	16.544.898
401	03	98	00	Otras primas a obreros	21.941.982	0	0	0	0	21.941.982
401	04	00	00	Complementos de sueldos y salarios	528.903.188	0	0	0	0	528.903.188
401	04	06	00	Complemento a empleados por comisión de servicios	7.622.780	0	0	0	0	7.622.780
401	04	08	00	Bono compensatorio de alimentación a empleados	53.291.312	0	0	0	0	53.291.312
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	7.786.881	0	0	0	0	7.786.881
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	2.161.084	0	0	0	0	2.161.084
401	04	16	00	Complemento a obreros por gastos de alimentación	36.000	0	0	0	0	36.000
401	04	18	00	Bono compensatorio de alimentación a obreros	63.907.775	0	0	0	0	63.907.775
401	04	20	00	Complemento a obreros por días feriados	2.197.909	0	0	0	0	2.197.909
401	04	26	00	Bono compensatorio de alimentación al personal contratado	22.277.906	0	0	0	0	22.277.906
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	2.925	0	0	0	0	2.925
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	18.519	0	0	0	0	18.519
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	74.075	0	0	0	0	74.075
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	69.046	0	0	0	0	69.046
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.086.520	0	0	0	0	1.086.520
401	04	96	00	Otros complementos a empleados	155.315.810	0	0	0	0	155.315.810
401	04	97	00	Otros complementos a obreros	162.647.836	0	0	0	0	162.647.836
401	04	98	00	Otros complementos al personal contratado	50.406.810	0	0	0	0	50.406.810
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	61.544.455	0	0	0	0	61.544.455
401	05	03	00	Bono vacacional a empleados	26.648.939	0	0	0	0	26.648.939
401	05	06	00	Bono vacacional a obreros	31.789.269	0	0	0	0	31.789.269
401	05	08	00	Bono vacacional al personal contratado	3.106.247	0	0	0	0	3.106.247

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	00	00	Aportes patronales y legales	83.668.861	0	0	0	0	83.668.861
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	19.187.236	0	0	0	0	19.187.236
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	6.395.745	0	0	0	0	6.395.745
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.263.831	0	0	0	0	4.263.831
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	4.263.831	0	0	0	0	4.263.831
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	21.850.534	0	0	0	0	21.850.534
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	7.283.512	0	0	0	0	7.283.512
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	4.855.675	0	0	0	0	4.855.675
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	4.855.675	0	0	0	0	4.855.675
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	5.963.995	0	0	0	0	5.963.995
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.325.332	0	0	0	0	1.325.332
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.325.332	0	0	0	0	1.325.332
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	12.428	0	0	0	0	12.428
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	4.143	0	0	0	0	4.143
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.761	0	0	0	0	2.761
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	2.761	0	0	0	0	2.761
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	49.540	0	0	0	0	49.540
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	16.513	0	0	0	0	16.513
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	11.009	0	0	0	0	11.009
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	11.009	0	0	0	0	11.009
401	06	95	00	Otros aportes legales por personal contratado	1.987.999	0	0	0	0	1.987.999
401	07	00	00	Asistencia socio-económica	821.599.684	0	0	0	0	821.599.684
401	07	01	00	Capacitación y adiestramiento a empleados	163.430	0	0	0	0	163.430
401	07	02	00	Becas a empleados	4.251.857	0	0	0	0	4.251.857
401	07	03	00	Ayudas por matrimonio a empleados	8.024	0	0	0	0	8.024
401	07	04	00	Ayudas por nacimiento de hijos a empleados	19.824	0	0	0	0	19.824
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	23.984.046	0	0	0	0	23.984.046
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	177.708.793	0	0	0	0	177.708.793

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	4.007.705	0	0	0	0	4.007.705
401	07	17	00	Capacitación y adiestramiento a obreros	74.720	0	0	0	0	74.720
401	07	18	00	Becas a obreros	6.638.130	0	0	0	0	6.638.130
401	07	19	00	Ayudas por matrimonio de obreros	5.900	0	0	0	0	5.900
401	07	20	00	Ayudas por nacimiento de hijos de obreros	12.980	0	0	0	0	12.980
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	27.313.167	0	0	0	0	27.313.167
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	272.577.275	0	0	0	0	272.577.275
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	12.023.114	0	0	0	0	12.023.114
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	164.951	0	0	0	0	164.951
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	475.497	0	0	0	0	475.497
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	94.426.745	0	0	0	0	94.426.745
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	8.242.512	0	0	0	0	8.242.512
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	26.285	0	0	0	0	26.285
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	105.138	0	0	0	0	105.138
401	07	96	00	Otras subvenciones a empleados	67.041.527	0	0	0	0	67.041.527
401	07	97	00	Otras subvenciones a obreros	90.707.810	0	0	0	0	90.707.810
401	07	99	00	Otras subvenciones al personal contratado	31.620.254	0	0	0	0	31.620.254
401	08	00	00	Prestaciones sociales e indemnizaciones	169.576.253	0	0	0	0	169.576.253
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	74.684.603	0	0	0	0	74.684.603
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	70.507.350	0	0	0	0	70.507.350
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	24.019.208	0	0	0	0	24.019.208
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	74.552	0	0	0	0	74.552
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	290.540	0	0	0	0	290.540
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	42.827	0	0	0	0	42.827
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	42.827	0	0	0	0	42.827
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**606.781.189**	**0**	**0**	**0**	**0**	**606.781.189**
402	01	00	00	Productos alimenticios y agropecuarios	57.303.919	0	0	0	0	57.303.919
402	01	01	00	Alimentos y bebidas para personas	57.303.919	0	0	0	0	57.303.919
402	02	00	00	Productos de minas, canteras y yacimientos	3.004.738	0	0	0	0	3.004.738

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	02	02	00	Petróleo crudo y gas natural	4.738	0	0	0	0	4.738
402	02	05	00	Piedra, arcilla, arena y tierra	3.000.000	0	0	0	0	3.000.000
402	03	00	00	Textiles y vestuarios	6.778.557	0	0	0	0	6.778.557
402	03	01	00	Textiles	2.628.557	0	0	0	0	2.628.557
402	03	02	00	Prendas de vestir	4.150.000	0	0	0	0	4.150.000
402	04	00	00	Productos de cuero y caucho	10.993.488	0	0	0	0	10.993.488
402	04	02	00	Productos de cuero y sucedáneos del cuero	2.700.000	0	0	0	0	2.700.000
402	04	03	00	Cauchos y tripas para vehículos	8.293.488	0	0	0	0	8.293.488
402	05	00	00	Productos de papel, cartón e impresos	47.201.051	0	0	0	0	47.201.051
402	05	01	00	Pulpa de madera, papel y cartón	12.246.193	0	0	0	0	12.246.193
402	05	02	00	Envases y cajas de papel y cartón	7.210.000	0	0	0	0	7.210.000
402	05	03	00	Productos de papel y cartón para oficina	15.557.998	0	0	0	0	15.557.998
402	05	04	00	Libros, revistas y periódicos	4.400.243	0	0	0	0	4.400.243
402	05	06	00	Productos de papel y cartón para computación	29.603	0	0	0	0	29.603
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.757.014	0	0	0	0	7.757.014
402	06	00	00	Productos químicos y derivados	37.816.746	0	0	0	0	37.816.746
402	06	01	00	Sustancias químicas y de uso industrial	3.790	0	0	0	0	3.790
402	06	02	00	Abonos, plaguicidas y otros	1.045.962	0	0	0	0	1.045.962
402	06	03	00	Tintas, pinturas y colorantes	15.889.904	0	0	0	0	15.889.904
402	06	04	00	Productos farmacéuticos y medicamentos	4.022.788	0	0	0	0	4.022.788
402	06	05	00	Productos de tocador	6.000.000	0	0	0	0	6.000.000
402	06	06	00	Combustibles y lubricantes	4.349.570	0	0	0	0	4.349.570
402	06	08	00	Productos plásticos	6.504.732	0	0	0	0	6.504.732
402	07	00	00	Productos minerales no metálicos	6.016.220	0	0	0	0	6.016.220
402	07	01	00	Productos de barro, loza y porcelana	2.000.000	0	0	0	0	2.000.000
402	07	02	00	Vidrios y productos de vidrio	2.015.000	0	0	0	0	2.015.000
402	07	04	00	Cemento, cal y yeso	2.001.220	0	0	0	0	2.001.220
402	08	00	00	Productos metálicos	20.828.338	0	0	0	0	20.828.338
402	08	01	00	Productos primarios de hierro y acero	16.875	0	0	0	0	16.875
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.182.528	0	0	0	0	10.182.528
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.552.558	0	0	0	0	5.552.558

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	5.076.377	0	0	0	0	5.076.377
402	10	00	00	Productos varios y útiles diversos	69.992.174	0	0	0	0	69.992.174
402	10	01	00	Artículos de deporte, recreación y juguetes	3.000.000	0	0	0	0	3.000.000
402	10	02	00	Materiales y útiles de limpieza y aseo	6.586.301	0	0	0	0	6.586.301
402	10	03	00	Utensilios de cocina y comedor	7.200.000	0	0	0	0	7.200.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.000.000	0	0	0	0	2.000.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.662.009	0	0	0	0	4.662.009
402	10	06	00	Condecoraciones, ofrendas y similares	2.016.762	0	0	0	0	2.016.762
402	10	07	00	Productos de seguridad en el trabajo	3.032.684	0	0	0	0	3.032.684
402	10	08	00	Materiales para equipos de computación	24.854.303	0	0	0	0	24.854.303
402	10	11	00	Materiales eléctricos	10.294.922	0	0	0	0	10.294.922
402	10	12	00	Materiales para instalaciones sanitarias	3.055.193	0	0	0	0	3.055.193
402	10	99	00	Otros productos y útiles diversos	3.290.000	0	0	0	0	3.290.000
402	99	00	00	Otros materiales y suministros	346.845.958	0	0	0	0	346.845.958
402	99	01	00	Otros materiales y suministros	346.845.958	0	0	0	0	346.845.958
403	**00**	**00**	**00**	**Servicios no personales**	**849.919.054**	**0**	**0**	**0**	**0**	**849.919.054**
403	02	00	00	Alquileres de maquinaria y equipos	15.000.000	0	0	0	0	15.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	5.000.000	0	0	0	0	5.000.000
403	02	99	00	Alquileres de otras maquinaria y equipos	10.000.000	0	0	0	0	10.000.000
403	04	00	00	Servicios básicos	30.505.000	0	0	0	0	30.505.000
403	04	01	00	Electricidad	12.000.000	0	0	0	0	12.000.000
403	04	02	00	Gas	5.000	0	0	0	0	5.000
403	04	03	00	Agua	5.000.000	0	0	0	0	5.000.000
403	04	04	00	Teléfonos	8.500.000	0	0	0	0	8.500.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	6.500.000	0	0	0	0	6.500.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	2.000.000	0	0	0	0	2.000.000
403	04	05	00	Servicio de comunicaciones	3.000.000	0	0	0	0	3.000.000
403	04	06	00	Servicio de aseo urbano y domiciliario	2.000.000	0	0	0	0	2.000.000
403	06	00	00	Servicios de transporte y almacenaje	2.161.039	0	0	0	0	2.161.039
403	06	01	00	Fletes y embalajes	31.674	0	0	0	0	31.674
403	06	02	00	Almacenaje	1.999.970	0	0	0	0	1.999.970

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	129.395	0	0	0	0	129.395
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.476.866	0	0	0	0	8.476.866
403	07	01	00	Publicidad y propaganda	2.030.179	0	0	0	0	2.030.179
403	07	02	00	Imprenta y reproducción	978.687	0	0	0	0	978.687
403	07	03	00	Relaciones sociales	4.798.000	0	0	0	0	4.798.000
403	07	04	00	Avisos	670.000	0	0	0	0	670.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	6.006.111	0	0	0	0	6.006.111
403	08	01	00	Primas y gastos de seguros	4.000.000	0	0	0	0	4.000.000
403	08	02	00	Comisiones y gastos bancarios	2.005.796	0	0	0	0	2.005.796
403	08	03	00	Comisiones y gastos de adquisición de seguros	315	0	0	0	0	315
403	09	00	00	Viáticos y pasajes	25.404.600	0	0	0	0	25.404.600
403	09	01	00	Viáticos y pasajes dentro del país	20.404.600	0	0	0	0	20.404.600
403	09	02	00	Viáticos y pasajes fuera del país	5.000.000	0	0	0	0	5.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	19.727.467	0	0	0	0	19.727.467
403	10	01	00	Servicios jurídicos	2.000.000	0	0	0	0	2.000.000
403	10	02	00	Servicios de contabilidad y auditoría	60.800	0	0	0	0	60.800
403	10	03	00	Servicios de procesamiento de datos	2.000.000	0	0	0	0	2.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	4.666.667	0	0	0	0	4.666.667
403	10	09	00	Servicios de lavandería y tintorería	2.000.000	0	0	0	0	2.000.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.000.000	0	0	0	0	1.000.000
403	10	99	00	Otros servicios profesionales y técnicos	8.000.000	0	0	0	0	8.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	79.161.704	0	0	0	0	79.161.704
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	23.883	0	0	0	0	23.883
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	35.336.556	0	0	0	0	35.336.556
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	3.000.000	0	0	0	0	3.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.790.712	0	0	0	0	10.790.712
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	30.010.553	0	0	0	0	30.010.553
403	12	00	00	Conservación y reparaciones menores de obras	55.000.000	0	0	0	0	55.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	55.000.000	0	0	0	0	55.000.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	100.000.000	0	0	0	0	100.000.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	16	01	00	Servicios de diversión, esparcimiento y culturales	100.000.000	0	0	0	0	100.000.000
403	18	00	00	Impuestos indirectos	81.958.914	0	0	0	0	81.958.914
403	18	01	00	Impuesto al valor agregado	81.930.096	0	0	0	0	81.930.096
403	18	99	00	Otros impuestos indirectos	28.818	0	0	0	0	28.818
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.791.072	0	0	0	0	2.791.072
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.791.072	0	0	0	0	2.791.072
403	99	00	00	Otros servicios no personales	423.726.281	0	0	0	0	423.726.281
403	99	01	00	Otros servicios no personales	423.726.281	0	0	0	0	423.726.281
404	**00**	**00**	**00**	**Activos reales**	**71.985.593**	**0**	**0**	**0**	**0**	**71.985.593**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	36.212.210	0	0	0	0	36.212.210
404	01	01	00	Repuestos mayores	195.463	0	0	0	0	195.463
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	87.651	0	0	0	0	87.651
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	52.169	0	0	0	0	52.169
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	55.643	0	0	0	0	55.643
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	36.016.747	0	0	0	0	36.016.747
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	30.016.747	0	0	0	0	30.016.747
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	6.000.000	0	0	0	0	6.000.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	650.000	0	0	0	0	650.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	150.000	0	0	0	0	150.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	200.000	0	0	0	0	200.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	300.000	0	0	0	0	300.000
404	04	00	00	Equipos de transporte, tracción y elevación	2.000.000	0	0	0	0	2.000.000
404	04	05	00	Vehículos de tracción no motorizados	2.000.000	0	0	0	0	2.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.772.894	0	0	0	0	3.772.894
404	05	01	00	Equipos de telecomunicaciones	3.772.894	0	0	0	0	3.772.894
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	600.000	0	0	0	0	600.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	225.000	0	0	0	0	225.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	375.000	0	0	0	0	375.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	28.168.172	0	0	0	0	28.168.172
404	09	01	00	Mobiliario y equipos de oficina	8.337.282	0	0	0	0	8.337.282

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	02	00	Equipos de computación	11.830.890	0	0	0	0	11.830.890
404	09	03	00	Mobiliario y equipos de alojamiento	8.000.000	0	0	0	0	8.000.000
404	12	00	00	Activos intangibles	469.842	0	0	0	0	469.842
404	12	04	00	Paquetes y programas de computación	469.842	0	0	0	0	469.842
404	99	00	00	Otros activos reales	112.475	0	0	0	0	112.475
404	99	01	00	Otros activos reales	112.475	0	0	0	0	112.475
407	**00**	**00**	**00**	**Transferencias y donaciones**	**13.854.535.589**	**4.325.298.935**	**0**	**0**	**0**	**18.179.834.524**
407	01	00	00	Transferencias y donaciones corrientes internas	13.854.535.589	0	0	0	0	13.854.535.589
407	01	01	00	Transferencias corrientes internas al sector privado	1.323.431.862	0	0	0	0	1.323.431.862
407	01	01	01	Pensiones del personal empleado, obrero y militar	258.215.713	0	0	0	0	258.215.713
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	459.885.010	0	0	0	0	459.885.010
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.950.963	0	0	0	0	1.950.963
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	216.671.054	0	0	0	0	216.671.054
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	5.927.407	0	0	0	0	5.927.407
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	380.781.715	0	0	0	0	380.781.715
407	01	03	00	Transferencias corrientes internas al sector público	12.530.835.810	0	0	0	0	12.530.835.810
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.606.557.078	0	0	0	0	2.606.557.078
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	9.924.278.732	0	0	0	0	9.924.278.732
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	267.917	0	0	0	0	267.917
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	90.174	0	0	0	0	90.174
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	177.743	0	0	0	0	177.743
407	03	00	00	Transferencias y donaciones de capital internas	0	4.325.298.935	0	0	0	4.325.298.935
407	03	03	00	Transferencias de capital internas al sector público	0	4.325.298.935	0	0	0	4.325.298.935
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	4.325.298.935	0	0	0	4.325.298.935
411	**00**	**00**	**00**	**Disminución de pasivos**	**23.370.584**	**0**	**0**	**0**	**0**	**23.370.584**
411	11	00	00	Obligaciones de ejercicios anteriores	23.370.584	0	0	0	0	23.370.584
411	11	04	00	Compromisos pendientes de ejercicios anteriores	6.000.000	0	0	0	0	6.000.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	17.370.584	0	0	0	0	17.370.584
				Totales	**17.699.561.636**	**4.325.298.935**	**0**	**0**	**0**	**22.024.860.571**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

PROYECTO: 679999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 4.325.298.935

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**4.325.298.935**	**0**	**0**	**0**	**4.325.298.935**
407	03	00	00	Transferencias y donaciones de capital internas	0	4.325.298.935	0	0	0	4.325.298.935
407	03	03	00	Transferencias de capital internas al sector público	0	4.325.298.935	0	0	0	4.325.298.935
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	4.325.298.935	0	0	0	4.325.298.935
				Totales	**0**	**4.325.298.935**	**0**	**0**	**0**	**4.325.298.935**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

PROYECTO: 679999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 4.325.298.935

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**4.325.298.935**	**0**	**0**	**0**	**4.325.298.935**
407	03	00	00	Transferencias y donaciones de capital internas	0	4.325.298.935	0	0	0	4.325.298.935
407	03	03	00	Transferencias de capital internas al sector público	0	4.325.298.935	0	0	0	4.325.298.935
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	4.325.298.935	0	0	0	4.325.298.935
				- A0212 C.A. Metro los Teques (METROTEQUES)	0	3.306.923.494	0	0	0	3.306.923.494
				- A0621 C.A. Metro de Caracas (CAMETRO)	0	1.018.375.441	0	0	0	1.018.375.441
				Totales	**0**	**4.325.298.935**	**0**	**0**	**0**	**4.325.298.935**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

PROYECTO: 679999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.325.298.935

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 679999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE C.A. METRO DE CARACAS (CAMETRO)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.018.375.441

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**1.018.375.441**	**0**	**0**	**0**	**1.018.375.441**
407	03	00	00	Transferencias y donaciones de capital internas	0	1.018.375.441	0	0	0	1.018.375.441
407	03	03	00	Transferencias de capital internas al sector público	0	1.018.375.441	0	0	0	1.018.375.441
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	1.018.375.441	0	0	0	1.018.375.441
				Totales	**0**	**1.018.375.441**	**0**	**0**	**0**	**1.018.375.441**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

PROYECTO: 679999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.325.298.935

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 679999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE C.A. METRO LOS TEQUES (METROTEQUES)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.306.923.494

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**3.306.923.494**	**0**	**0**	**0**	**3.306.923.494**
407	03	00	00	Transferencias y donaciones de capital internas	0	3.306.923.494	0	0	0	3.306.923.494
407	03	03	00	Transferencias de capital internas al sector público	0	3.306.923.494	0	0	0	3.306.923.494
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	3.306.923.494	0	0	0	3.306.923.494
				Totales	**0**	**3.306.923.494**	**0**	**0**	**0**	**3.306.923.494**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

ACCIÓN CENTRALIZADA: 670001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.292.969.627**	**0**	**0**	**0**	**0**	**2.292.969.627**
401	01	00	00	Sueldos, salarios y otras retribuciones	275.852.676	0	0	0	0	275.852.676
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	89.763.841	0	0	0	0	89.763.841
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	945.649	0	0	0	0	945.649
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	123.609.792	0	0	0	0	123.609.792
401	01	12	00	Salarios a obreros en puestos no permanentes	18.700.658	0	0	0	0	18.700.658
401	01	18	00	Remuneraciones al personal contratado	42.413.787	0	0	0	0	42.413.787
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	36.113.787	0	0	0	0	36.113.787
401	01	18	02	Remuneraciones por honorarios profesionales	6.300.000	0	0	0	0	6.300.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	251.960	0	0	0	0	251.960
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	33.398	0	0	0	0	33.398
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	133.591	0	0	0	0	133.591
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	115.527.790	0	0	0	0	115.527.790
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	54.061.811	0	0	0	0	54.061.811
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	398.431	0	0	0	0	398.431
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	61.010.892	0	0	0	0	61.010.892
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	11.331	0	0	0	0	11.331
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	45.325	0	0	0	0	45.325
401	03	00	00	Primas	236.253.893	0	0	0	0	236.253.893
401	03	02	00	Primas de transporte a empleados	12.057.417	0	0	0	0	12.057.417
401	03	03	00	Primas por hogar a empleados	12.057.417	0	0	0	0	12.057.417
401	03	04	00	Primas por hijos a empleados	11.469.600	0	0	0	0	11.469.600
401	03	08	00	Primas de profesionalización a empleados	9.494.735	0	0	0	0	9.494.735
401	03	09	00	Primas por antigüedad a empleados	26.525.550	0	0	0	0	26.525.550
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	18.471.780	0	0	0	0	18.471.780
401	03	17	00	Primas de transporte a obreros	16.492.329	0	0	0	0	16.492.329
401	03	18	00	Primas por hogar a obreros	16.492.329	0	0	0	0	16.492.329
401	03	19	00	Primas por hijos de obreros	17.204.400	0	0	0	0	17.204.400
401	03	21	00	Primas por antigüedad a obreros	29.474.740	0	0	0	0	29.474.740
401	03	22	00	Primas de profesionalización a obreros	4.109.612	0	0	0	0	4.109.612
401	03	37	00	Primas de transporte al personal contratado	5.749.137	0	0	0	0	5.749.137

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

ACCIÓN CENTRALIZADA: 670001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	38	00	Primas por hogar al personal contratado	5.749.137	0	0	0	0	5.749.137
401	03	39	00	Primas por hijos al personal contratado	4.141.800	0	0	0	0	4.141.800
401	03	40	00	Primas de profesionalización al personal contratado	2.206.566	0	0	0	0	2.206.566
401	03	41	00	Primas por antigüedad al personal contratado	6.030.639	0	0	0	0	6.030.639
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	7.965	0	0	0	0	7.965
401	03	95	00	Otras primas al personal de alto nivel y de dirección	31.860	0	0	0	0	31.860
401	03	97	00	Otras primas a empleados	16.544.898	0	0	0	0	16.544.898
401	03	98	00	Otras primas a obreros	21.941.982	0	0	0	0	21.941.982
401	04	00	00	Complementos de sueldos y salarios	528.903.188	0	0	0	0	528.903.188
401	04	06	00	Complemento a empleados por comisión de servicios	7.622.780	0	0	0	0	7.622.780
401	04	08	00	Bono compensatorio de alimentación a empleados	53.291.312	0	0	0	0	53.291.312
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	7.786.881	0	0	0	0	7.786.881
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	2.161.084	0	0	0	0	2.161.084
401	04	16	00	Complemento a obreros por gastos de alimentación	36.000	0	0	0	0	36.000
401	04	18	00	Bono compensatorio de alimentación a obreros	63.907.775	0	0	0	0	63.907.775
401	04	20	00	Complemento a obreros por días feriados	2.197.909	0	0	0	0	2.197.909
401	04	26	00	Bono compensatorio de alimentación al personal contratado	22.277.906	0	0	0	0	22.277.906
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	2.925	0	0	0	0	2.925
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	18.519	0	0	0	0	18.519
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	74.075	0	0	0	0	74.075
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	69.046	0	0	0	0	69.046
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.086.520	0	0	0	0	1.086.520
401	04	96	00	Otros complementos a empleados	155.315.810	0	0	0	0	155.315.810
401	04	97	00	Otros complementos a obreros	162.647.836	0	0	0	0	162.647.836
401	04	98	00	Otros complementos al personal contratado	50.406.810	0	0	0	0	50.406.810
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	61.544.455	0	0	0	0	61.544.455
401	05	03	00	Bono vacacional a empleados	26.648.939	0	0	0	0	26.648.939
401	05	06	00	Bono vacacional a obreros	31.789.269	0	0	0	0	31.789.269
401	05	08	00	Bono vacacional al personal contratado	3.106.247	0	0	0	0	3.106.247
401	06	00	00	Aportes patronales y legales	83.668.861	0	0	0	0	83.668.861
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	19.187.236	0	0	0	0	19.187.236

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

ACCIÓN CENTRALIZADA: 670001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	6.395.745	0	0	0	0	6.395.745
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.263.831	0	0	0	0	4.263.831
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	4.263.831	0	0	0	0	4.263.831
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	21.850.534	0	0	0	0	21.850.534
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	7.283.512	0	0	0	0	7.283.512
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	4.855.675	0	0	0	0	4.855.675
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	4.855.675	0	0	0	0	4.855.675
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	5.963.995	0	0	0	0	5.963.995
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.325.332	0	0	0	0	1.325.332
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.325.332	0	0	0	0	1.325.332
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	12.428	0	0	0	0	12.428
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	4.143	0	0	0	0	4.143
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.761	0	0	0	0	2.761
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	2.761	0	0	0	0	2.761
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	49.540	0	0	0	0	49.540
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	16.513	0	0	0	0	16.513
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	11.009	0	0	0	0	11.009
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	11.009	0	0	0	0	11.009
401	06	95	00	Otros aportes legales por personal contratado	1.987.999	0	0	0	0	1.987.999
401	07	00	00	Asistencia socio-económica	821.599.684	0	0	0	0	821.599.684
401	07	01	00	Capacitación y adiestramiento a empleados	163.430	0	0	0	0	163.430
401	07	02	00	Becas a empleados	4.251.857	0	0	0	0	4.251.857
401	07	03	00	Ayudas por matrimonio a empleados	8.024	0	0	0	0	8.024
401	07	04	00	Ayudas por nacimiento de hijos a empleados	19.824	0	0	0	0	19.824
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	23.984.046	0	0	0	0	23.984.046
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	177.708.793	0	0	0	0	177.708.793
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	4.007.705	0	0	0	0	4.007.705
401	07	17	00	Capacitación y adiestramiento a obreros	74.720	0	0	0	0	74.720
401	07	18	00	Becas a obreros	6.638.130	0	0	0	0	6.638.130

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

ACCIÓN CENTRALIZADA: 670001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	19	00	Ayudas por matrimonio de obreros	5.900	0	0	0	0	5.900
401	07	20	00	Ayudas por nacimiento de hijos de obreros	12.980	0	0	0	0	12.980
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	27.313.167	0	0	0	0	27.313.167
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	272.577.275	0	0	0	0	272.577.275
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	12.023.114	0	0	0	0	12.023.114
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	164.951	0	0	0	0	164.951
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	475.497	0	0	0	0	475.497
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	94.426.745	0	0	0	0	94.426.745
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	8.242.512	0	0	0	0	8.242.512
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	26.285	0	0	0	0	26.285
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	105.138	0	0	0	0	105.138
401	07	96	00	Otras subvenciones a empleados	67.041.527	0	0	0	0	67.041.527
401	07	97	00	Otras subvenciones a obreros	90.707.810	0	0	0	0	90.707.810
401	07	99	00	Otras subvenciones al personal contratado	31.620.254	0	0	0	0	31.620.254
401	08	00	00	Prestaciones sociales e indemnizaciones	169.576.253	0	0	0	0	169.576.253
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	74.684.603	0	0	0	0	74.684.603
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	70.507.350	0	0	0	0	70.507.350
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	24.019.208	0	0	0	0	24.019.208
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	74.552	0	0	0	0	74.552
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	290.540	0	0	0	0	290.540
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	42.827	0	0	0	0	42.827
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	42.827	0	0	0	0	42.827
403	**00**	**00**	**00**	**Servicios no personales**	**9.234.489**	**0**	**0**	**0**	**0**	**9.234.489**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	4.666.667	0	0	0	0	4.666.667
403	10	07	00	Servicios de capacitación y adiestramiento	4.666.667	0	0	0	0	4.666.667
403	18	00	00	Impuestos indirectos	1.776.750	0	0	0	0	1.776.750
403	18	01	00	Impuesto al valor agregado	1.776.750	0	0	0	0	1.776.750
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.791.072	0	0	0	0	2.791.072
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.791.072	0	0	0	0	2.791.072
				Totales	**2.302.204.116**	**0**	**0**	**0**	**0**	**2.302.204.116**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

67 - 18

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

ACCIÓN CENTRALIZADA: 670001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

ACCIÓN CENTRALIZADA: 670001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 670001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.292.969.627**	**0**	**0**	**0**	**0**	**2.292.969.627**
401	01	00	00	Sueldos, salarios y otras retribuciones	275.852.676	0	0	0	0	275.852.676
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	89.763.841	0	0	0	0	89.763.841
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	945.649	0	0	0	0	945.649
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	123.609.792	0	0	0	0	123.609.792
401	01	12	00	Salarios a obreros en puestos no permanentes	18.700.658	0	0	0	0	18.700.658
401	01	18	00	Remuneraciones al personal contratado	42.413.787	0	0	0	0	42.413.787
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	36.113.787	0	0	0	0	36.113.787
401	01	18	02	Remuneraciones por honorarios profesionales	6.300.000	0	0	0	0	6.300.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	251.960	0	0	0	0	251.960
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	33.398	0	0	0	0	33.398
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	133.591	0	0	0	0	133.591
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	115.527.790	0	0	0	0	115.527.790
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	54.061.811	0	0	0	0	54.061.811
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	398.431	0	0	0	0	398.431
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	61.010.892	0	0	0	0	61.010.892
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	11.331	0	0	0	0	11.331
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	45.325	0	0	0	0	45.325
401	03	00	00	Primas	236.253.893	0	0	0	0	236.253.893
401	03	02	00	Primas de transporte a empleados	12.057.417	0	0	0	0	12.057.417
401	03	03	00	Primas por hogar a empleados	12.057.417	0	0	0	0	12.057.417
401	03	04	00	Primas por hijos a empleados	11.469.600	0	0	0	0	11.469.600
401	03	08	00	Primas de profesionalización a empleados	9.494.735	0	0	0	0	9.494.735
401	03	09	00	Primas por antigüedad a empleados	26.525.550	0	0	0	0	26.525.550
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	18.471.780	0	0	0	0	18.471.780
401	03	17	00	Primas de transporte a obreros	16.492.329	0	0	0	0	16.492.329

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

ACCIÓN CENTRALIZADA: 670001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 670001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	18	00	Primas por hogar a obreros	16.492.329	0	0	0	0	16.492.329
401	03	19	00	Primas por hijos de obreros	17.204.400	0	0	0	0	17.204.400
401	03	21	00	Primas por antigüedad a obreros	29.474.740	0	0	0	0	29.474.740
401	03	22	00	Primas de profesionalización a obreros	4.109.612	0	0	0	0	4.109.612
401	03	37	00	Primas de transporte al personal contratado	5.749.137	0	0	0	0	5.749.137
401	03	38	00	Primas por hogar al personal contratado	5.749.137	0	0	0	0	5.749.137
401	03	39	00	Primas por hijos al personal contratado	4.141.800	0	0	0	0	4.141.800
401	03	40	00	Primas de profesionalización al personal contratado	2.206.566	0	0	0	0	2.206.566
401	03	41	00	Primas por antigüedad al personal contratado	6.030.639	0	0	0	0	6.030.639
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	7.965	0	0	0	0	7.965
401	03	95	00	Otras primas al personal de alto nivel y de dirección	31.860	0	0	0	0	31.860
401	03	97	00	Otras primas a empleados	16.544.898	0	0	0	0	16.544.898
401	03	98	00	Otras primas a obreros	21.941.982	0	0	0	0	21.941.982
401	04	00	00	Complementos de sueldos y salarios	528.903.188	0	0	0	0	528.903.188
401	04	06	00	Complemento a empleados por comisión de servicios	7.622.780	0	0	0	0	7.622.780
401	04	08	00	Bono compensatorio de alimentación a empleados	53.291.312	0	0	0	0	53.291.312
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	7.786.881	0	0	0	0	7.786.881
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	2.161.084	0	0	0	0	2.161.084
401	04	16	00	Complemento a obreros por gastos de alimentación	36.000	0	0	0	0	36.000
401	04	18	00	Bono compensatorio de alimentación a obreros	63.907.775	0	0	0	0	63.907.775
401	04	20	00	Complemento a obreros por días feriados	2.197.909	0	0	0	0	2.197.909
401	04	26	00	Bono compensatorio de alimentación al personal contratado	22.277.906	0	0	0	0	22.277.906
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	2.925	0	0	0	0	2.925
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	18.519	0	0	0	0	18.519
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	74.075	0	0	0	0	74.075
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	69.046	0	0	0	0	69.046
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.086.520	0	0	0	0	1.086.520

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

ACCIÓN CENTRALIZADA: 670001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 670001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	96	00	Otros complementos a empleados	155.315.810	0	0	0	0	155.315.810
401	04	97	00	Otros complementos a obreros	162.647.836	0	0	0	0	162.647.836
401	04	98	00	Otros complementos al personal contratado	50.406.810	0	0	0	0	50.406.810
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	61.544.455	0	0	0	0	61.544.455
401	05	03	00	Bono vacacional a empleados	26.648.939	0	0	0	0	26.648.939
401	05	06	00	Bono vacacional a obreros	31.789.269	0	0	0	0	31.789.269
401	05	08	00	Bono vacacional al personal contratado	3.106.247	0	0	0	0	3.106.247
401	06	00	00	Aportes patronales y legales	83.668.861	0	0	0	0	83.668.861
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	19.187.236	0	0	0	0	19.187.236
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	6.395.745	0	0	0	0	6.395.745
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.263.831	0	0	0	0	4.263.831
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	4.263.831	0	0	0	0	4.263.831
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	21.850.534	0	0	0	0	21.850.534
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	7.283.512	0	0	0	0	7.283.512
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	4.855.675	0	0	0	0	4.855.675
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	4.855.675	0	0	0	0	4.855.675
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	5.963.995	0	0	0	0	5.963.995
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.325.332	0	0	0	0	1.325.332
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.325.332	0	0	0	0	1.325.332
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	12.428	0	0	0	0	12.428
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	4.143	0	0	0	0	4.143
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.761	0	0	0	0	2.761
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	2.761	0	0	0	0	2.761
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	49.540	0	0	0	0	49.540
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	16.513	0	0	0	0	16.513

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

ACCIÓN CENTRALIZADA: 670001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 670001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	11.009	0	0	0	0	11.009
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	11.009	0	0	0	0	11.009
401	06	95	00	Otros aportes legales por personal contratado	1.987.999	0	0	0	0	1.987.999
401	07	00	00	Asistencia socio-económica	821.599.684	0	0	0	0	821.599.684
401	07	01	00	Capacitación y adiestramiento a empleados	163.430	0	0	0	0	163.430
401	07	02	00	Becas a empleados	4.251.857	0	0	0	0	4.251.857
401	07	03	00	Ayudas por matrimonio a empleados	8.024	0	0	0	0	8.024
401	07	04	00	Ayudas por nacimiento de hijos a empleados	19.824	0	0	0	0	19.824
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	23.984.046	0	0	0	0	23.984.046
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	177.708.793	0	0	0	0	177.708.793
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	4.007.705	0	0	0	0	4.007.705
401	07	17	00	Capacitación y adiestramiento a obreros	74.720	0	0	0	0	74.720
401	07	18	00	Becas a obreros	6.638.130	0	0	0	0	6.638.130
401	07	19	00	Ayudas por matrimonio de obreros	5.900	0	0	0	0	5.900
401	07	20	00	Ayudas por nacimiento de hijos de obreros	12.980	0	0	0	0	12.980
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	27.313.167	0	0	0	0	27.313.167
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	272.577.275	0	0	0	0	272.577.275
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	12.023.114	0	0	0	0	12.023.114
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	164.951	0	0	0	0	164.951
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	475.497	0	0	0	0	475.497
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	94.426.745	0	0	0	0	94.426.745
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	8.242.512	0	0	0	0	8.242.512
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	26.285	0	0	0	0	26.285
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	105.138	0	0	0	0	105.138
401	07	96	00	Otras subvenciones a empleados	67.041.527	0	0	0	0	67.041.527

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

ACCIÓN CENTRALIZADA: 670001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 670001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	97	00	Otras subvenciones a obreros	90.707.810	0	0	0	0	90.707.810
401	07	99	00	Otras subvenciones al personal contratado	31.620.254	0	0	0	0	31.620.254
401	08	00	00	Prestaciones sociales e indemnizaciones	169.576.253	0	0	0	0	169.576.253
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	74.684.603	0	0	0	0	74.684.603
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	70.507.350	0	0	0	0	70.507.350
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	24.019.208	0	0	0	0	24.019.208
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	74.552	0	0	0	0	74.552
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	290.540	0	0	0	0	290.540
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	42.827	0	0	0	0	42.827
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	42.827	0	0	0	0	42.827
403	**00**	**00**	**00**	**Servicios no personales**	**9.234.489**	**0**	**0**	**0**	**0**	**9.234.489**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	4.666.667	0	0	0	0	4.666.667
403	10	07	00	Servicios de capacitación y adiestramiento	4.666.667	0	0	0	0	4.666.667
403	18	00	00	Impuestos indirectos	1.776.750	0	0	0	0	1.776.750
403	18	01	00	Impuesto al valor agregado	1.776.750	0	0	0	0	1.776.750
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.791.072	0	0	0	0	2.791.072
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.791.072	0	0	0	0	2.791.072
				Totales	**2.302.204.116**	**0**	**0**	**0**	**0**	**2.302.204.116**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

ACCIÓN CENTRALIZADA: 670002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	606.781.189	0	0	0	0	606.781.189
402	01	00	00	Productos alimenticios y agropecuarios	57.303.919	0	0	0	0	57.303.919
402	01	01	00	Alimentos y bebidas para personas	57.303.919	0	0	0	0	57.303.919
402	02	00	00	Productos de minas, canteras y yacimientos	3.004.738	0	0	0	0	3.004.738
402	02	02	00	Petróleo crudo y gas natural	4.738	0	0	0	0	4.738
402	02	05	00	Piedra, arcilla, arena y tierra	3.000.000	0	0	0	0	3.000.000
402	03	00	00	Textiles y vestuarios	6.778.557	0	0	0	0	6.778.557
402	03	01	00	Textiles	2.628.557	0	0	0	0	2.628.557
402	03	02	00	Prendas de vestir	4.150.000	0	0	0	0	4.150.000
402	04	00	00	Productos de cuero y caucho	10.993.488	0	0	0	0	10.993.488
402	04	02	00	Productos de cuero y sucedáneos del cuero	2.700.000	0	0	0	0	2.700.000
402	04	03	00	Cauchos y tripas para vehículos	8.293.488	0	0	0	0	8.293.488
402	05	00	00	Productos de papel, cartón e impresos	47.201.051	0	0	0	0	47.201.051
402	05	01	00	Pulpa de madera, papel y cartón	12.246.193	0	0	0	0	12.246.193
402	05	02	00	Envases y cajas de papel y cartón	7.210.000	0	0	0	0	7.210.000
402	05	03	00	Productos de papel y cartón para oficina	15.557.998	0	0	0	0	15.557.998
402	05	04	00	Libros, revistas y periódicos	4.400.243	0	0	0	0	4.400.243
402	05	06	00	Productos de papel y cartón para computación	29.603	0	0	0	0	29.603
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.757.014	0	0	0	0	7.757.014
402	06	00	00	Productos químicos y derivados	37.816.746	0	0	0	0	37.816.746
402	06	01	00	Sustancias químicas y de uso industrial	3.790	0	0	0	0	3.790
402	06	02	00	Abonos, plaguicidas y otros	1.045.962	0	0	0	0	1.045.962
402	06	03	00	Tintas, pinturas y colorantes	15.889.904	0	0	0	0	15.889.904
402	06	04	00	Productos farmacéuticos y medicamentos	4.022.788	0	0	0	0	4.022.788
402	06	05	00	Productos de tocador	6.000.000	0	0	0	0	6.000.000
402	06	06	00	Combustibles y lubricantes	4.349.570	0	0	0	0	4.349.570
402	06	08	00	Productos plásticos	6.504.732	0	0	0	0	6.504.732
402	07	00	00	Productos minerales no metálicos	6.016.220	0	0	0	0	6.016.220
402	07	01	00	Productos de barro, loza y porcelana	2.000.000	0	0	0	0	2.000.000
402	07	02	00	Vidrios y productos de vidrio	2.015.000	0	0	0	0	2.015.000
402	07	04	00	Cemento, cal y yeso	2.001.220	0	0	0	0	2.001.220
402	08	00	00	Productos metálicos	20.828.338	0	0	0	0	20.828.338
402	08	01	00	Productos primarios de hierro y acero	16.875	0	0	0	0	16.875

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

ACCIÓN CENTRALIZADA: 670002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.182.528	0	0	0	0	10.182.528
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.552.558	0	0	0	0	5.552.558
402	08	10	00	Repuestos y accesorios para otros equipos	5.076.377	0	0	0	0	5.076.377
402	10	00	00	Productos varios y útiles diversos	69.992.174	0	0	0	0	69.992.174
402	10	01	00	Artículos de deporte, recreación y juguetes	3.000.000	0	0	0	0	3.000.000
402	10	02	00	Materiales y útiles de limpieza y aseo	6.586.301	0	0	0	0	6.586.301
402	10	03	00	Utensilios de cocina y comedor	7.200.000	0	0	0	0	7.200.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.000.000	0	0	0	0	2.000.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.662.009	0	0	0	0	4.662.009
402	10	06	00	Condecoraciones, ofrendas y similares	2.016.762	0	0	0	0	2.016.762
402	10	07	00	Productos de seguridad en el trabajo	3.032.684	0	0	0	0	3.032.684
402	10	08	00	Materiales para equipos de computación	24.854.303	0	0	0	0	24.854.303
402	10	11	00	Materiales eléctricos	10.294.922	0	0	0	0	10.294.922
402	10	12	00	Materiales para instalaciones sanitarias	3.055.193	0	0	0	0	3.055.193
402	10	99	00	Otros productos y útiles diversos	3.290.000	0	0	0	0	3.290.000
402	99	00	00	Otros materiales y suministros	346.845.958	0	0	0	0	346.845.958
402	99	01	00	Otros materiales y suministros	346.845.958	0	0	0	0	346.845.958
403	**00**	**00**	**00**	**Servicios no personales**	**840.684.565**	**0**	**0**	**0**	**0**	**840.684.565**
403	02	00	00	Alquileres de maquinaria y equipos	15.000.000	0	0	0	0	15.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	5.000.000	0	0	0	0	5.000.000
403	02	99	00	Alquileres de otras maquinaria y equipos	10.000.000	0	0	0	0	10.000.000
403	04	00	00	Servicios básicos	30.505.000	0	0	0	0	30.505.000
403	04	01	00	Electricidad	12.000.000	0	0	0	0	12.000.000
403	04	02	00	Gas	5.000	0	0	0	0	5.000
403	04	03	00	Agua	5.000.000	0	0	0	0	5.000.000
403	04	04	00	Teléfonos	8.500.000	0	0	0	0	8.500.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	6.500.000	0	0	0	0	6.500.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	2.000.000	0	0	0	0	2.000.000
403	04	05	00	Servicio de comunicaciones	3.000.000	0	0	0	0	3.000.000
403	04	06	00	Servicio de aseo urbano y domiciliario	2.000.000	0	0	0	0	2.000.000
403	06	00	00	Servicios de transporte y almacenaje	2.161.039	0	0	0	0	2.161.039
403	06	01	00	Fletes y embalajes	31.674	0	0	0	0	31.674
403	06	02	00	Almacenaje	1.999.970	0	0	0	0	1.999.970

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

ACCIÓN CENTRALIZADA: 670002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	129.395	0	0	0	0	129.395
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.476.866	0	0	0	0	8.476.866
403	07	01	00	Publicidad y propaganda	2.030.179	0	0	0	0	2.030.179
403	07	02	00	Imprenta y reproducción	978.687	0	0	0	0	978.687
403	07	03	00	Relaciones sociales	4.798.000	0	0	0	0	4.798.000
403	07	04	00	Avisos	670.000	0	0	0	0	670.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	6.006.111	0	0	0	0	6.006.111
403	08	01	00	Primas y gastos de seguros	4.000.000	0	0	0	0	4.000.000
403	08	02	00	Comisiones y gastos bancarios	2.005.796	0	0	0	0	2.005.796
403	08	03	00	Comisiones y gastos de adquisición de seguros	315	0	0	0	0	315
403	09	00	00	Viáticos y pasajes	25.404.600	0	0	0	0	25.404.600
403	09	01	00	Viáticos y pasajes dentro del país	20.404.600	0	0	0	0	20.404.600
403	09	02	00	Viáticos y pasajes fuera del país	5.000.000	0	0	0	0	5.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	15.060.800	0	0	0	0	15.060.800
403	10	01	00	Servicios jurídicos	2.000.000	0	0	0	0	2.000.000
403	10	02	00	Servicios de contabilidad y auditoría	60.800	0	0	0	0	60.800
403	10	03	00	Servicios de procesamiento de datos	2.000.000	0	0	0	0	2.000.000
403	10	09	00	Servicios de lavandería y tintorería	2.000.000	0	0	0	0	2.000.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.000.000	0	0	0	0	1.000.000
403	10	99	00	Otros servicios profesionales y técnicos	8.000.000	0	0	0	0	8.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	79.161.704	0	0	0	0	79.161.704
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	23.883	0	0	0	0	23.883
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	35.336.556	0	0	0	0	35.336.556
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	3.000.000	0	0	0	0	3.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.790.712	0	0	0	0	10.790.712
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	30.010.553	0	0	0	0	30.010.553
403	12	00	00	Conservación y reparaciones menores de obras	55.000.000	0	0	0	0	55.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	55.000.000	0	0	0	0	55.000.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	100.000.000	0	0	0	0	100.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	100.000.000	0	0	0	0	100.000.000
403	18	00	00	Impuestos indirectos	80.182.164	0	0	0	0	80.182.164
403	18	01	00	Impuesto al valor agregado	80.153.346	0	0	0	0	80.153.346

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

ACCIÓN CENTRALIZADA: 670002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	99	00	Otros impuestos indirectos	28.818	0	0	0	0	28.818
403	99	00	00	Otros servicios no personales	423.726.281	0	0	0	0	423.726.281
403	99	01	00	Otros servicios no personales	423.726.281	0	0	0	0	423.726.281
404	**00**	**00**	**00**	**Activos reales**	**71.985.593**	**0**	**0**	**0**	**0**	**71.985.593**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	36.212.210	0	0	0	0	36.212.210
404	01	01	00	Repuestos mayores	195.463	0	0	0	0	195.463
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	87.651	0	0	0	0	87.651
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	52.169	0	0	0	0	52.169
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	55.643	0	0	0	0	55.643
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	36.016.747	0	0	0	0	36.016.747
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	30.016.747	0	0	0	0	30.016.747
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	6.000.000	0	0	0	0	6.000.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	650.000	0	0	0	0	650.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	150.000	0	0	0	0	150.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	200.000	0	0	0	0	200.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	300.000	0	0	0	0	300.000
404	04	00	00	Equipos de transporte, tracción y elevación	2.000.000	0	0	0	0	2.000.000
404	04	05	00	Vehículos de tracción no motorizados	2.000.000	0	0	0	0	2.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.772.894	0	0	0	0	3.772.894
404	05	01	00	Equipos de telecomunicaciones	3.772.894	0	0	0	0	3.772.894
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	600.000	0	0	0	0	600.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	225.000	0	0	0	0	225.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	375.000	0	0	0	0	375.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	28.168.172	0	0	0	0	28.168.172
404	09	01	00	Mobiliario y equipos de oficina	8.337.282	0	0	0	0	8.337.282
404	09	02	00	Equipos de computación	11.830.890	0	0	0	0	11.830.890
404	09	03	00	Mobiliario y equipos de alojamiento	8.000.000	0	0	0	0	8.000.000
404	12	00	00	Activos intangibles	469.842	0	0	0	0	469.842
404	12	04	00	Paquetes y programas de computación	469.842	0	0	0	0	469.842
404	99	00	00	Otros activos reales	112.475	0	0	0	0	112.475
404	99	01	00	Otros activos reales	112.475	0	0	0	0	112.475
407	**00**	**00**	**00**	**Transferencias y donaciones**	**12.530.835.810**	**0**	**0**	**0**	**0**	**12.530.835.810**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

ACCIÓN CENTRALIZADA: 670002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	00	00	Transferencias y donaciones corrientes internas	12.530.835.810	0	0	0	0	12.530.835.810
407	01	03	00	Transferencias corrientes internas al sector público	12.530.835.810	0	0	0	0	12.530.835.810
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.606.557.078	0	0	0	0	2.606.557.078
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	9.924.278.732	0	0	0	0	9.924.278.732
411	**00**	**00**	**00**	**Disminución de pasivos**	**23.370.584**	**0**	**0**	**0**	**0**	**23.370.584**
411	11	00	00	Obligaciones de ejercicios anteriores	23.370.584	0	0	0	0	23.370.584
411	11	04	00	Compromisos pendientes de ejercicios anteriores	6.000.000	0	0	0	0	6.000.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	17.370.584	0	0	0	0	17.370.584
				Totales	**14.073.657.741**	**0**	**0**	**0**	**0**	**14.073.657.741**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

ACCIÓN CENTRALIZADA: 670002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**12.530.835.810**	**0**	**0**	**0**	**0**	**12.530.835.810**
407	01	00	00	Transferencias y donaciones corrientes internas	12.530.835.810	0	0	0	0	12.530.835.810
407	01	03	00	Transferencias corrientes internas al sector público	12.530.835.810	0	0	0	0	12.530.835.810
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.606.557.078	0	0	0	0	2.606.557.078
				- A0330 Fundación Fondo Nacional de Transporte Urbano (FONTUR)	808.048.690	0	0	0	0	808.048.690
				- A0367 Fundación Laboratorio Nacional de Vialidad (FUNDALANAVIAL)	112.287.646	0	0	0	0	112.287.646
				- A0659 Instituto de Ferrocarriles del Estado (IFE)	1.686.220.742	0	0	0	0	1.686.220.742
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	9.924.278.732	0	0	0	0	9.924.278.732
				- A0148 Empresa Socialista Metro de Maracaibo, C.A. (METROMARA)	641.975.539	0	0	0	0	641.975.539
				- A0212 C.A. Metro los Teques (METROTEQUES)	384.942.874	0	0	0	0	384.942.874
				- A0621 C.A. Metro de Caracas (CAMETRO)	6.722.210.279	0	0	0	0	6.722.210.279
				- A0651 C.A. Metro de Valencia (VALMETRO)	687.059.275	0	0	0	0	687.059.275
				- A1265 Sistema Integral de Transporte Superficial, S.A.	931.724.756	0	0	0	0	931.724.756
				- A1288 Insumos Ferroviarios, C.A.	60.642.503	0	0	0	0	60.642.503
				- A1518 Sistema de Transporte Masivo de Barquisimeto, C.A. (TRANSBAR, C.A.)	209.168.403	0	0	0	0	209.168.403
				- A1538 Trolebús Mérida, C.A. (TROMERCA)	286.555.103	0	0	0	0	286.555.103
				Totales	**12.530.835.810**	**0**	**0**	**0**	**0**	**12.530.835.810**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

ACCIÓN CENTRALIZADA: 670002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 670002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**606.781.189**	0	0	0	0	**606.781.189**
402	01	00	00	Productos alimenticios y agropecuarios	57.303.919	0	0	0	0	57.303.919
402	01	01	00	Alimentos y bebidas para personas	57.303.919	0	0	0	0	57.303.919
402	02	00	00	Productos de minas, canteras y yacimientos	3.004.738	0	0	0	0	3.004.738
402	02	02	00	Petróleo crudo y gas natural	4.738	0	0	0	0	4.738
402	02	05	00	Piedra, arcilla, arena y tierra	3.000.000	0	0	0	0	3.000.000
402	03	00	00	Textiles y vestuarios	6.778.557	0	0	0	0	6.778.557
402	03	01	00	Textiles	2.628.557	0	0	0	0	2.628.557
402	03	02	00	Prendas de vestir	4.150.000	0	0	0	0	4.150.000
402	04	00	00	Productos de cuero y caucho	10.993.488	0	0	0	0	10.993.488
402	04	02	00	Productos de cuero y sucedáneos del cuero	2.700.000	0	0	0	0	2.700.000
402	04	03	00	Cauchos y tripas para vehículos	8.293.488	0	0	0	0	8.293.488
402	05	00	00	Productos de papel, cartón e impresos	47.201.051	0	0	0	0	47.201.051
402	05	01	00	Pulpa de madera, papel y cartón	12.246.193	0	0	0	0	12.246.193
402	05	02	00	Envases y cajas de papel y cartón	7.210.000	0	0	0	0	7.210.000
402	05	03	00	Productos de papel y cartón para oficina	15.557.998	0	0	0	0	15.557.998
402	05	04	00	Libros, revistas y periódicos	4.400.243	0	0	0	0	4.400.243
402	05	06	00	Productos de papel y cartón para computación	29.603	0	0	0	0	29.603
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.757.014	0	0	0	0	7.757.014
402	06	00	00	Productos químicos y derivados	37.816.746	0	0	0	0	37.816.746
402	06	01	00	Sustancias químicas y de uso industrial	3.790	0	0	0	0	3.790
402	06	02	00	Abonos, plaguicidas y otros	1.045.962	0	0	0	0	1.045.962
402	06	03	00	Tintas, pinturas y colorantes	15.889.904	0	0	0	0	15.889.904
402	06	04	00	Productos farmacéuticos y medicamentos	4.022.788	0	0	0	0	4.022.788
402	06	05	00	Productos de tocador	6.000.000	0	0	0	0	6.000.000
402	06	06	00	Combustibles y lubricantes	4.349.570	0	0	0	0	4.349.570
402	06	08	00	Productos plásticos	6.504.732	0	0	0	0	6.504.732
402	07	00	00	Productos minerales no metálicos	6.016.220	0	0	0	0	6.016.220

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

ACCIÓN CENTRALIZADA: 670002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 670002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	01	00	Productos de barro, loza y porcelana	2.000.000	0	0	0	0	2.000.000
402	07	02	00	Vidrios y productos de vidrio	2.015.000	0	0	0	0	2.015.000
402	07	04	00	Cemento, cal y yeso	2.001.220	0	0	0	0	2.001.220
402	08	00	00	Productos metálicos	20.828.338	0	0	0	0	20.828.338
402	08	01	00	Productos primarios de hierro y acero	16.875	0	0	0	0	16.875
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.182.528	0	0	0	0	10.182.528
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.552.558	0	0	0	0	5.552.558
402	08	10	00	Repuestos y accesorios para otros equipos	5.076.377	0	0	0	0	5.076.377
402	10	00	00	Productos varios y útiles diversos	69.992.174	0	0	0	0	69.992.174
402	10	01	00	Artículos de deporte, recreación y juguetes	3.000.000	0	0	0	0	3.000.000
402	10	02	00	Materiales y útiles de limpieza y aseo	6.586.301	0	0	0	0	6.586.301
402	10	03	00	Utensilios de cocina y comedor	7.200.000	0	0	0	0	7.200.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.000.000	0	0	0	0	2.000.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.662.009	0	0	0	0	4.662.009
402	10	06	00	Condecoraciones, ofrendas y similares	2.016.762	0	0	0	0	2.016.762
402	10	07	00	Productos de seguridad en el trabajo	3.032.684	0	0	0	0	3.032.684
402	10	08	00	Materiales para equipos de computación	24.854.303	0	0	0	0	24.854.303
402	10	11	00	Materiales eléctricos	10.294.922	0	0	0	0	10.294.922
402	10	12	00	Materiales para instalaciones sanitarias	3.055.193	0	0	0	0	3.055.193
402	10	99	00	Otros productos y útiles diversos	3.290.000	0	0	0	0	3.290.000
402	99	00	00	Otros materiales y suministros	346.845.958	0	0	0	0	346.845.958
402	99	01	00	Otros materiales y suministros	346.845.958	0	0	0	0	346.845.958
403	**00**	**00**	**00**	**Servicios no personales**	**840.684.565**	**0**	**0**	**0**	**0**	**840.684.565**
403	02	00	00	Alquileres de maquinaria y equipos	15.000.000	0	0	0	0	15.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	5.000.000	0	0	0	0	5.000.000
403	02	99	00	Alquileres de otras maquinaria y equipos	10.000.000	0	0	0	0	10.000.000
403	04	00	00	Servicios básicos	30.505.000	0	0	0	0	30.505.000
403	04	01	00	Electricidad	12.000.000	0	0	0	0	12.000.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

ACCIÓN CENTRALIZADA: 670002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 670002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	02	00	Gas	5.000	0	0	0	0	5.000
403	04	03	00	Agua	5.000.000	0	0	0	0	5.000.000
403	04	04	00	Teléfonos	8.500.000	0	0	0	0	8.500.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	6.500.000	0	0	0	0	6.500.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	2.000.000	0	0	0	0	2.000.000
403	04	05	00	Servicio de comunicaciones	3.000.000	0	0	0	0	3.000.000
403	04	06	00	Servicio de aseo urbano y domiciliario	2.000.000	0	0	0	0	2.000.000
403	06	00	00	Servicios de transporte y almacenaje	2.161.039	0	0	0	0	2.161.039
403	06	01	00	Fletes y embalajes	31.674	0	0	0	0	31.674
403	06	02	00	Almacenaje	1.999.970	0	0	0	0	1.999.970
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	129.395	0	0	0	0	129.395
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.476.866	0	0	0	0	8.476.866
403	07	01	00	Publicidad y propaganda	2.030.179	0	0	0	0	2.030.179
403	07	02	00	Imprenta y reproducción	978.687	0	0	0	0	978.687
403	07	03	00	Relaciones sociales	4.798.000	0	0	0	0	4.798.000
403	07	04	00	Avisos	670.000	0	0	0	0	670.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	6.006.111	0	0	0	0	6.006.111
403	08	01	00	Primas y gastos de seguros	4.000.000	0	0	0	0	4.000.000
403	08	02	00	Comisiones y gastos bancarios	2.005.796	0	0	0	0	2.005.796
403	08	03	00	Comisiones y gastos de adquisición de seguros	315	0	0	0	0	315
403	09	00	00	Viáticos y pasajes	25.404.600	0	0	0	0	25.404.600
403	09	01	00	Viáticos y pasajes dentro del país	20.404.600	0	0	0	0	20.404.600
403	09	02	00	Viáticos y pasajes fuera del país	5.000.000	0	0	0	0	5.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	15.060.800	0	0	0	0	15.060.800
403	10	01	00	Servicios jurídicos	2.000.000	0	0	0	0	2.000.000
403	10	02	00	Servicios de contabilidad y auditoría	60.800	0	0	0	0	60.800
403	10	03	00	Servicios de procesamiento de datos	2.000.000	0	0	0	0	2.000.000
403	10	09	00	Servicios de lavandería y tintorería	2.000.000	0	0	0	0	2.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

ACCIÓN CENTRALIZADA: 670002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 670002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	11	00	Servicios para la elaboración y suministro de comida	1.000.000	0	0	0	0	1.000.000
403	10	99	00	Otros servicios profesionales y técnicos	8.000.000	0	0	0	0	8.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	79.161.704	0	0	0	0	79.161.704
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	23.883	0	0	0	0	23.883
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	35.336.556	0	0	0	0	35.336.556
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	3.000.000	0	0	0	0	3.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.790.712	0	0	0	0	10.790.712
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	30.010.553	0	0	0	0	30.010.553
403	12	00	00	Conservación y reparaciones menores de obras	55.000.000	0	0	0	0	55.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	55.000.000	0	0	0	0	55.000.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	100.000.000	0	0	0	0	100.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	100.000.000	0	0	0	0	100.000.000
403	18	00	00	Impuestos indirectos	80.182.164	0	0	0	0	80.182.164
403	18	01	00	Impuesto al valor agregado	80.153.346	0	0	0	0	80.153.346
403	18	99	00	Otros impuestos indirectos	28.818	0	0	0	0	28.818
403	99	00	00	Otros servicios no personales	423.726.281	0	0	0	0	423.726.281
403	99	01	00	Otros servicios no personales	423.726.281	0	0	0	0	423.726.281
404	**00**	**00**	**00**	**Activos reales**	**71.985.593**	**0**	**0**	**0**	**0**	**71.985.593**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	36.212.210	0	0	0	0	36.212.210
404	01	01	00	Repuestos mayores	195.463	0	0	0	0	195.463
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	87.651	0	0	0	0	87.651
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	52.169	0	0	0	0	52.169
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	55.643	0	0	0	0	55.643
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	36.016.747	0	0	0	0	36.016.747
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	30.016.747	0	0	0	0	30.016.747
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	6.000.000	0	0	0	0	6.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

ACCIÓN CENTRALIZADA: 670002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 670002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	650.000	0	0	0	0	650.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	150.000	0	0	0	0	150.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	200.000	0	0	0	0	200.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	300.000	0	0	0	0	300.000
404	04	00	00	Equipos de transporte, tracción y elevación	2.000.000	0	0	0	0	2.000.000
404	04	05	00	Vehículos de tracción no motorizados	2.000.000	0	0	0	0	2.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.772.894	0	0	0	0	3.772.894
404	05	01	00	Equipos de telecomunicaciones	3.772.894	0	0	0	0	3.772.894
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	600.000	0	0	0	0	600.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	225.000	0	0	0	0	225.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	375.000	0	0	0	0	375.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	28.168.172	0	0	0	0	28.168.172
404	09	01	00	Mobiliario y equipos de oficina	8.337.282	0	0	0	0	8.337.282
404	09	02	00	Equipos de computación	11.830.890	0	0	0	0	11.830.890
404	09	03	00	Mobiliario y equipos de alojamiento	8.000.000	0	0	0	0	8.000.000
404	12	00	00	Activos intangibles	469.842	0	0	0	0	469.842
404	12	04	00	Paquetes y programas de computación	469.842	0	0	0	0	469.842
404	99	00	00	Otros activos reales	112.475	0	0	0	0	112.475
404	99	01	00	Otros activos reales	112.475	0	0	0	0	112.475
411	**00**	**00**	**00**	**Disminución de pasivos**	**23.370.584**	**0**	**0**	**0**	**0**	**23.370.584**
411	11	00	00	Obligaciones de ejercicios anteriores	23.370.584	0	0	0	0	23.370.584
411	11	04	00	Compromisos pendientes de ejercicios anteriores	6.000.000	0	0	0	0	6.000.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	17.370.584	0	0	0	0	17.370.584
				Totales	**1.542.821.931**	**0**	**0**	**0**	**0**	**1.542.821.931**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

ACCIÓN CENTRALIZADA: 670002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 670002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**12.530.835.810**	**0**	**0**	**0**	**0**	**12.530.835.810**
407	01	00	00	Transferencias y donaciones corrientes internas	12.530.835.810	0	0	0	0	12.530.835.810
407	01	03	00	Transferencias corrientes internas al sector público	12.530.835.810	0	0	0	0	12.530.835.810
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.606.557.078	0	0	0	0	2.606.557.078
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	9.924.278.732	0	0	0	0	9.924.278.732
				Totales	**12.530.835.810**	**0**	**0**	**0**	**0**	**12.530.835.810**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

ACCIÓN CENTRALIZADA: 670003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.323.699.779**	**0**	**0**	**0**	**0**	**1.323.699.779**
407	01	00	00	Transferencias y donaciones corrientes internas	1.323.699.779	0	0	0	0	1.323.699.779
407	01	01	00	Transferencias corrientes internas al sector privado	1.323.431.862	0	0	0	0	1.323.431.862
407	01	01	01	Pensiones del personal empleado, obrero y militar	258.215.713	0	0	0	0	258.215.713
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	459.885.010	0	0	0	0	459.885.010
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.950.963	0	0	0	0	1.950.963
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	216.671.054	0	0	0	0	216.671.054
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	5.927.407	0	0	0	0	5.927.407
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	380.781.715	0	0	0	0	380.781.715
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	267.917	0	0	0	0	267.917
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	90.174	0	0	0	0	90.174
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	177.743	0	0	0	0	177.743
				Totales	**1.323.699.779**	**0**	**0**	**0**	**0**	**1.323.699.779**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

ACCIÓN CENTRALIZADA: 670003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

ACCIÓN CENTRALIZADA: 670003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 670003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.323.699.779**	**0**	**0**	**0**	**0**	**1.323.699.779**
407	01	00	00	Transferencias y donaciones corrientes internas	1.323.699.779	0	0	0	0	1.323.699.779
407	01	01	00	Transferencias corrientes internas al sector privado	1.323.431.862	0	0	0	0	1.323.431.862
407	01	01	01	Pensiones del personal empleado, obrero y militar	258.215.713	0	0	0	0	258.215.713
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	459.885.010	0	0	0	0	459.885.010
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.950.963	0	0	0	0	1.950.963
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	216.671.054	0	0	0	0	216.671.054
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	5.927.407	0	0	0	0	5.927.407
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	380.781.715	0	0	0	0	380.781.715
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	267.917	0	0	0	0	267.917
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	90.174	0	0	0	0	90.174
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	177.743	0	0	0	0	177.743
				Totales	**1.323.699.779**	**0**	**0**	**0**	**0**	**1.323.699.779**

68
Ministerio del Poder Popular para Industrias

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**915.929.116**	**0**	**0**	**0**	**0**	**915.929.116**
401	01	00	00	Sueldos, salarios y otras retribuciones	173.159.952	0	0	0	0	173.159.952
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	54.873.606	0	0	0	0	54.873.606
401	01	03	00	Suplencias a empleados	150.000	0	0	0	0	150.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	18.755.218	0	0	0	0	18.755.218
401	01	18	00	Remuneraciones al personal contratado	98.235.528	0	0	0	0	98.235.528
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	98.235.528	0	0	0	0	98.235.528
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	200.000	0	0	0	0	200.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	192.000	0	0	0	0	192.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	753.600	0	0	0	0	753.600
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	128.910	0	0	0	0	128.910
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	116.366	0	0	0	0	116.366
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	12.544	0	0	0	0	12.544
401	03	00	00	Primas	106.818.499	0	0	0	0	106.818.499
401	03	02	00	Primas de transporte a empleados	10.693.800	0	0	0	0	10.693.800
401	03	03	00	Primas por hogar a empleados	8.555.040	0	0	0	0	8.555.040
401	03	04	00	Primas por hijos a empleados	408.000	0	0	0	0	408.000
401	03	08	00	Primas de profesionalización a empleados	8.635.579	0	0	0	0	8.635.579
401	03	09	00	Primas por antigüedad a empleados	1.767.526	0	0	0	0	1.767.526
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	13.129.783	0	0	0	0	13.129.783
401	03	17	00	Primas de transporte a obreros	3.519.360	0	0	0	0	3.519.360
401	03	18	00	Primas por hogar a obreros	4.399.200	0	0	0	0	4.399.200
401	03	19	00	Primas por hijos de obreros	251.200	0	0	0	0	251.200
401	03	21	00	Primas por antigüedad a obreros	339.326	0	0	0	0	339.326
401	03	22	00	Primas de profesionalización a obreros	78.429	0	0	0	0	78.429
401	03	37	00	Primas de transporte al personal contratado	14.489.280	0	0	0	0	14.489.280
401	03	38	00	Primas por hogar al personal contratado	18.111.600	0	0	0	0	18.111.600
401	03	97	00	Otras primas a empleados	14.143.084	0	0	0	0	14.143.084
401	03	98	00	Otras primas a obreros	8.297.292	0	0	0	0	8.297.292
401	04	00	00	Complementos de sueldos y salarios	295.581.809	0	0	0	0	295.581.809
401	04	08	00	Bono compensatorio de alimentación a empleados	26.367.280	0	0	0	0	26.367.280

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	130.000	0	0	0	0	130.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	250.000	0	0	0	0	250.000
401	04	18	00	Bono compensatorio de alimentación a obreros	16.463.320	0	0	0	0	16.463.320
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	500.000	0	0	0	0	500.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	51.851.860	0	0	0	0	51.851.860
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	6.400.845	0	0	0	0	6.400.845
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	35.062.253	0	0	0	0	35.062.253
401	04	96	00	Otros complementos a empleados	64.074.510	0	0	0	0	64.074.510
401	04	97	00	Otros complementos a obreros	23.626.072	0	0	0	0	23.626.072
401	04	98	00	Otros complementos al personal contratado	70.855.669	0	0	0	0	70.855.669
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	66.026.231	0	0	0	0	66.026.231
401	05	01	00	Aguinaldos a empleados	12.119.436	0	0	0	0	12.119.436
401	05	03	00	Bono vacacional a empleados	8.390.431	0	0	0	0	8.390.431
401	05	04	00	Aguinaldos a obreros	355.714	0	0	0	0	355.714
401	05	06	00	Bono vacacional a obreros	1.590.515	0	0	0	0	1.590.515
401	05	07	00	Aguinaldos al personal contratado	5.000.000	0	0	0	0	5.000.000
401	05	08	00	Bono vacacional al personal contratado	26.561.633	0	0	0	0	26.561.633
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	114.352	0	0	0	0	114.352
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	48.806	0	0	0	0	48.806
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	6.230.500	0	0	0	0	6.230.500
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	5.614.844	0	0	0	0	5.614.844
401	06	00	00	Aportes patronales y legales	29.628.749	0	0	0	0	29.628.749
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.491.391	0	0	0	0	4.491.391
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.239.879	0	0	0	0	1.239.879
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.519.349	0	0	0	0	1.519.349
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	826.586	0	0	0	0	826.586
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	554.081	0	0	0	0	554.081
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	235.035	0	0	0	0	235.035
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	100.742	0	0	0	0	100.742
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	156.690	0	0	0	0	156.690

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	10.446.758	0	0	0	0	10.446.758
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.616.728	0	0	0	0	2.616.728
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.899.411	0	0	0	0	1.899.411
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	44.946	0	0	0	0	44.946
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	12.258	0	0	0	0	12.258
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	8.172	0	0	0	0	8.172
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	3.765.247	0	0	0	0	3.765.247
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	1.026.886	0	0	0	0	1.026.886
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	684.590	0	0	0	0	684.590
401	07	00	00	Asistencia socio-económica	183.522.011	0	0	0	0	183.522.011
401	07	01	00	Capacitación y adiestramiento a empleados	50.000	0	0	0	0	50.000
401	07	02	00	Becas a empleados	1.226.368	0	0	0	0	1.226.368
401	07	03	00	Ayudas por matrimonio a empleados	15.000	0	0	0	0	15.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	15.000	0	0	0	0	15.000
401	07	05	00	Ayudas por defunción a empleados	15.000	0	0	0	0	15.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	5.107.468	0	0	0	0	5.107.468
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	59.709.347	0	0	0	0	59.709.347
401	07	10	00	Dotación de uniformes a empleados	5.094.000	0	0	0	0	5.094.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	4.676.462	0	0	0	0	4.676.462
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.458.700	0	0	0	0	3.458.700
401	07	17	00	Capacitación y adiestramiento a obreros	225.000	0	0	0	0	225.000
401	07	18	00	Becas a obreros	523.248	0	0	0	0	523.248
401	07	19	00	Ayudas por matrimonio de obreros	15.000	0	0	0	0	15.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	15.000	0	0	0	0	15.000
401	07	21	00	Ayudas por defunción a obreros	15.000	0	0	0	0	15.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	940.141	0	0	0	0	940.141
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	24.529.440	0	0	0	0	24.529.440
401	07	26	00	Dotación de uniformes a obreros	1.320.000	0	0	0	0	1.320.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	439.773	0	0	0	0	439.773

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	197.640	0	0	0	0	197.640
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	49.032	0	0	0	0	49.032
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	4.207.367	0	0	0	0	4.207.367
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	4.833.716	0	0	0	0	4.833.716
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	15.700.369	0	0	0	0	15.700.369
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	51.143.940	0	0	0	0	51.143.940
401	08	00	00	Prestaciones sociales e indemnizaciones	55.980.287	0	0	0	0	55.980.287
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	15.558.822	0	0	0	0	15.558.822
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.827.145	0	0	0	0	1.827.145
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	30.513.352	0	0	0	0	30.513.352
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	95.294	0	0	0	0	95.294
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	7.985.674	0	0	0	0	7.985.674
401	96	00	00	Otros gastos del personal empleado	4.500.000	0	0	0	0	4.500.000
401	96	01	00	Otros gastos del personal empleado	4.500.000	0	0	0	0	4.500.000
401	97	00	00	Otros gastos del personal obrero	582.668	0	0	0	0	582.668
401	97	01	00	Otros gastos del personal obrero	582.668	0	0	0	0	582.668
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**344.072.807**	**0**	**0**	**0**	**0**	**344.072.807**
402	01	00	00	Productos alimenticios y agropecuarios	41.819.172	0	0	0	0	41.819.172
402	01	01	00	Alimentos y bebidas para personas	41.819.172	0	0	0	0	41.819.172
402	03	00	00	Textiles y vestuarios	30.703.752	0	0	0	0	30.703.752
402	03	01	00	Textiles	506.562	0	0	0	0	506.562
402	03	02	00	Prendas de vestir	30.197.190	0	0	0	0	30.197.190
402	04	00	00	Productos de cuero y caucho	5.031.400	0	0	0	0	5.031.400
402	04	03	00	Cauchos y tripas para vehículos	5.031.400	0	0	0	0	5.031.400
402	05	00	00	Productos de papel, cartón e impresos	112.594.365	0	0	0	0	112.594.365
402	05	01	00	Pulpa de madera, papel y cartón	52.084.139	0	0	0	0	52.084.139
402	05	02	00	Envases y cajas de papel y cartón	10.307.462	0	0	0	0	10.307.462
402	05	03	00	Productos de papel y cartón para oficina	33.684.628	0	0	0	0	33.684.628
402	05	04	00	Libros, revistas y periódicos	1.518.136	0	0	0	0	1.518.136
402	05	06	00	Productos de papel y cartón para computación	10.000.000	0	0	0	0	10.000.000

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.000.000	0	0	0	0	5.000.000
402	06	00	00	Productos químicos y derivados	11.450.347	0	0	0	0	11.450.347
402	06	03	00	Tintas, pinturas y colorantes	4.995.400	0	0	0	0	4.995.400
402	06	06	00	Combustibles y lubricantes	2.744.080	0	0	0	0	2.744.080
402	06	08	00	Productos plásticos	3.710.867	0	0	0	0	3.710.867
402	07	00	00	Productos minerales no metálicos	12.465.600	0	0	0	0	12.465.600
402	07	04	00	Cemento, cal y yeso	12.465.600	0	0	0	0	12.465.600
402	08	00	00	Productos metálicos	25.009.608	0	0	0	0	25.009.608
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	17.048.488	0	0	0	0	17.048.488
402	08	04	00	Productos metálicos estructurales	490.000	0	0	0	0	490.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.227.600	0	0	0	0	5.227.600
402	08	99	00	Otros productos metálicos	2.243.520	0	0	0	0	2.243.520
402	09	00	00	Productos de madera	350.000	0	0	0	0	350.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	350.000	0	0	0	0	350.000
402	10	00	00	Productos varios y útiles diversos	104.648.563	0	0	0	0	104.648.563
402	10	02	00	Materiales y útiles de limpieza y aseo	9.375.275	0	0	0	0	9.375.275
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.405.919	0	0	0	0	4.405.919
402	10	07	00	Productos de seguridad en el trabajo	2.942.200	0	0	0	0	2.942.200
402	10	08	00	Materiales para equipos de computación	58.244.079	0	0	0	0	58.244.079
402	10	11	00	Materiales eléctricos	25.112.070	0	0	0	0	25.112.070
402	10	12	00	Materiales para instalaciones sanitarias	4.569.020	0	0	0	0	4.569.020
403	**00**	**00**	**00**	**Servicios no personales**	**282.398.206**	**0**	**0**	**0**	**0**	**282.398.206**
403	01	00	00	Alquileres de inmuebles	18.000	0	0	0	0	18.000
403	01	01	00	Alquileres de edificios y locales	18.000	0	0	0	0	18.000
403	02	00	00	Alquileres de maquinaria y equipos	1.000.000	0	0	0	0	1.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	1.000.000
403	04	00	00	Servicios básicos	10.560.000	0	0	0	0	10.560.000
403	04	01	00	Electricidad	2.400.000	0	0	0	0	2.400.000
403	04	03	00	Agua	600.000	0	0	0	0	600.000
403	04	04	00	Teléfonos	3.000.000	0	0	0	0	3.000.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	3.000.000	0	0	0	0	3.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	05	00	Servicio de comunicaciones	3.000.000	0	0	0	0	3.000.000
403	04	06	00	Servicio de aseo urbano y domiciliario	600.000	0	0	0	0	600.000
403	04	07	00	Servicio de condominio	960.000	0	0	0	0	960.000
403	06	00	00	Servicios de transporte y almacenaje	30.000	0	0	0	0	30.000
403	06	01	00	Fletes y embalajes	30.000	0	0	0	0	30.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.445.033	0	0	0	0	5.445.033
403	07	01	00	Publicidad y propaganda	95.033	0	0	0	0	95.033
403	07	02	00	Imprenta y reproducción	5.000.000	0	0	0	0	5.000.000
403	07	04	00	Avisos	350.000	0	0	0	0	350.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	15.060.000	0	0	0	0	15.060.000
403	08	01	00	Primas y gastos de seguros	15.000.000	0	0	0	0	15.000.000
403	08	02	00	Comisiones y gastos bancarios	60.000	0	0	0	0	60.000
403	09	00	00	Viáticos y pasajes	60.483.957	0	0	0	0	60.483.957
403	09	01	00	Viáticos y pasajes dentro del país	55.483.957	0	0	0	0	55.483.957
403	09	02	00	Viáticos y pasajes fuera del país	5.000.000	0	0	0	0	5.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	94.945.785	0	0	0	0	94.945.785
403	10	07	00	Servicios de capacitación y adiestramiento	1.025.000	0	0	0	0	1.025.000
403	10	11	00	Servicios para la elaboración y suministro de comida	15.000.000	0	0	0	0	15.000.000
403	10	99	00	Otros servicios profesionales y técnicos	78.920.785	0	0	0	0	78.920.785
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	22.400.000	0	0	0	0	22.400.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.400.000	0	0	0	0	10.400.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	12.000.000	0	0	0	0	12.000.000
403	12	00	00	Conservación y reparaciones menores de obras	8.000.000	0	0	0	0	8.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	8.000.000	0	0	0	0	8.000.000
403	15	00	00	Servicios fiscales	690.000	0	0	0	0	690.000
403	15	01	00	Derechos de importación y servicios aduaneros	540.000	0	0	0	0	540.000
403	15	02	00	Tasas y otros derechos obligatorios	150.000	0	0	0	0	150.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	21.915.875	0	0	0	0	21.915.875
403	16	01	00	Servicios de diversión, esparcimiento y culturales	21.915.875	0	0	0	0	21.915.875
403	18	00	00	Impuestos indirectos	35.107.908	0	0	0	0	35.107.908
403	18	01	00	Impuesto al valor agregado	35.107.908	0	0	0	0	35.107.908

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.741.648	0	0	0	0	1.741.648
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.741.648	0	0	0	0	1.741.648
403	99	00	00	Otros servicios no personales	5.000.000	0	0	0	0	5.000.000
403	99	01	00	Otros servicios no personales	5.000.000	0	0	0	0	5.000.000
404	**00**	**00**	**00**	**Activos reales**	**121.082.340**	**0**	**0**	**0**	**0**	**121.082.340**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	38.000.000	0	0	0	0	38.000.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	38.000.000	0	0	0	0	38.000.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	20.000.000	0	0	0	0	20.000.000
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	18.000.000	0	0	0	0	18.000.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	24.685.000	0	0	0	0	24.685.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	2.000.000	0	0	0	0	2.000.000
404	03	06	00	Maquinaria y equipos de energía	22.540.000	0	0	0	0	22.540.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	145.000	0	0	0	0	145.000
404	04	00	00	Equipos de transporte, tracción y elevación	5.527.000	0	0	0	0	5.527.000
404	04	01	00	Vehículos automotores terrestres	5.527.000	0	0	0	0	5.527.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	447.400	0	0	0	0	447.400
404	05	01	00	Equipos de telecomunicaciones	447.400	0	0	0	0	447.400
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	3.833.600	0	0	0	0	3.833.600
404	07	02	00	Equipos de enseñanza, deporte y recreación	240.000	0	0	0	0	240.000
404	07	06	00	Instrumentos musicales y equipos de audio	3.593.600	0	0	0	0	3.593.600
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	48.589.340	0	0	0	0	48.589.340
404	09	01	00	Mobiliario y equipos de oficina	23.796.641	0	0	0	0	23.796.641
404	09	02	00	Equipos de computación	23.661.379	0	0	0	0	23.661.379
404	09	03	00	Mobiliario y equipos de alojamiento	972.920	0	0	0	0	972.920
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	158.400	0	0	0	0	158.400
407	**00**	**00**	**00**	**Transferencias y donaciones**	**8.010.527.132**	**4.278.000.000**	**0**	**0**	**0**	**12.288.527.132**
407	01	00	00	Transferencias y donaciones corrientes internas	7.883.693.869	0	0	0	0	7.883.693.869
407	01	01	00	Transferencias corrientes internas al sector privado	4.011.932	0	0	0	0	4.011.932
407	01	01	01	Pensiones del personal empleado, obrero y militar	356.241	0	0	0	0	356.241
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	1.335.902	0	0	0	0	1.335.902
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	239.580	0	0	0	0	239.580

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	256.500	0	0	0	0	256.500
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	241.560	0	0	0	0	241.560
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	398.425	0	0	0	0	398.425
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	21.374	0	0	0	0	21.374
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	256.500	0	0	0	0	256.500
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	905.850	0	0	0	0	905.850
407	01	02	00	Donaciones corrientes internas al sector privado	15.000.000	0	0	0	0	15.000.000
407	01	02	01	Donaciones corrientes a personas	15.000.000	0	0	0	0	15.000.000
407	01	03	00	Transferencias corrientes internas al sector público	7.864.681.937	0	0	0	0	7.864.681.937
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.642.192.131	0	0	0	0	2.642.192.131
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	5.220.619.087	0	0	0	0	5.220.619.087
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	1.870.719	0	0	0	0	1.870.719
407	03	00	00	Transferencias y donaciones de capital internas	126.833.263	4.278.000.000	0	0	0	4.404.833.263
407	03	03	00	Transferencias de capital internas al sector público	126.833.263	4.278.000.000	0	0	0	4.404.833.263
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	54.347.532	0	0	0	0	54.347.532
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	72.485.731	4.278.000.000	0	0	0	4.350.485.731
411	**00**	**00**	**00**	**Disminución de pasivos**	**800.000**	**0**	**0**	**0**	**0**	**800.000**
411	11	00	00	Obligaciones de ejercicios anteriores	800.000	0	0	0	0	800.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	800.000	0	0	0	0	800.000
				Totales	**9.674.809.601**	**4.278.000.000**	**0**	**0**	**0**	**13.952.809.601**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PROYECTO: 127816 680050000 FORTALECIMIENTO DE LOS SISTEMAS DE SEGUIMIENTO Y CAPTURA DE INFORMACIÓN ESTADÍSTICA INDUSTRIAL DEL MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

OBJETIVO DEL PROYECTO: FORTALECER Y AMPLIAR LA CAPACIDAD DE LOS SISTEMAS DE CAPTURA DE INFORMACIÓN ESTADÍSTICA INDUSTRIAL DEL MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS, PARA LA CONSOLIDACIÓN DE LA BASE ESTADÍSTICA DEL SECTOR INDUSTRIAL VENEZOLANO COMO ELEMENTO FUNDAMENTAL PARA LA PLANIFICACIÓN, DISEÑO Y EJECUCIÓN DE POLÍTICAS PÚBLICAS.

UNIDAD DE MEDIDA: ESTABLECIMIENTO **META:** 10.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SISTEMAS DE SEGUIMIENTO DE EVALUACIÓN Y CONTROL DE LA INDUSTRIA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**1.058.890**	**0**	**0**	**0**	**0**	**1.058.890**
402	01	00	00	Productos alimenticios y agropecuarios	6.920	0	0	0	0	6.920
402	01	01	00	Alimentos y bebidas para personas	6.920	0	0	0	0	6.920
402	03	00	00	Textiles y vestuarios	197.190	0	0	0	0	197.190
402	03	02	00	Prendas de vestir	197.190	0	0	0	0	197.190
402	05	00	00	Productos de papel, cartón e impresos	294.574	0	0	0	0	294.574
402	05	01	00	Pulpa de madera, papel y cartón	6.417	0	0	0	0	6.417
402	05	02	00	Envases y cajas de papel y cartón	4.152	0	0	0	0	4.152
402	05	03	00	Productos de papel y cartón para oficina	284.005	0	0	0	0	284.005
402	06	00	00	Productos químicos y derivados	7.797	0	0	0	0	7.797
402	06	08	00	Productos plásticos	7.797	0	0	0	0	7.797
402	10	00	00	Productos varios y útiles diversos	552.409	0	0	0	0	552.409
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	252.070	0	0	0	0	252.070
402	10	08	00	Materiales para equipos de computación	300.339	0	0	0	0	300.339
403	00	00	00	**Servicios no personales**	**1.309.577**	**0**	**0**	**0**	**0**	**1.309.577**
403	09	00	00	Viáticos y pasajes	1.309.577	0	0	0	0	1.309.577
403	09	01	00	Viáticos y pasajes dentro del país	1.309.577	0	0	0	0	1.309.577
404	00	00	00	**Activos reales**	**2.216.246**	**0**	**0**	**0**	**0**	**2.216.246**
404	05	00	00	Equipos de comunicaciones y de señalamiento	447.400	0	0	0	0	447.400
404	05	01	00	Equipos de telecomunicaciones	447.400	0	0	0	0	447.400
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	240.000	0	0	0	0	240.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	240.000	0	0	0	0	240.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.528.846	0	0	0	0	1.528.846
404	09	01	00	Mobiliario y equipos de oficina	32.032	0	0	0	0	32.032
404	09	02	00	Equipos de computación	1.320.494	0	0	0	0	1.320.494
404	09	03	00	Mobiliario y equipos de alojamiento	17.920	0	0	0	0	17.920
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	158.400	0	0	0	0	158.400
				Totales	**4.584.713**	**0**	**0**	**0**	**0**	**4.584.713**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

68 - 10

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PROYECTO: 127816 680050000 FORTALECIMIENTO DE LOS SISTEMAS DE SEGUIMIENTO Y CAPTURA DE INFORMACIÓN ESTADÍSTICA INDUSTRIAL DEL MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

OBJETIVO DEL PROYECTO: FORTALECER Y AMPLIAR LA CAPACIDAD DE LOS SISTEMAS DE CAPTURA DE INFORMACIÓN ESTADÍSTICA INDUSTRIAL DEL MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS, PARA LA CONSOLIDACIÓN DE LA BASE ESTADÍSTICA DEL SECTOR INDUSTRIAL VENEZOLANO COMO ELEMENTO FUNDAMENTAL PARA LA PLANIFICACIÓN, DISEÑO Y EJECUCIÓN DE POLÍTICAS PÚBLICAS.

UNIDAD DE MEDIDA: ESTABLECIMIENTO **META:** 10.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SISTEMAS DE SEGUIMIENTO DE EVALUACIÓN Y CONTROL DE LA INDUSTRIA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PROYECTO: 127816 680050000 FORTALECIMIENTO DE LOS SISTEMAS DE SEGUIMIENTO Y CAPTURA DE INFORMACIÓN ESTADÍSTICA INDUSTRIAL DEL MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

OBJETIVO DEL PROYECTO: FORTALECER Y AMPLIAR LA CAPACIDAD DE LOS SISTEMAS DE CAPTURA DE INFORMACIÓN ESTADÍSTICA INDUSTRIAL DEL MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS, PARA LA CONSOLIDACIÓN DE LA BASE ESTADÍSTICA DEL SECTOR INDUSTRIAL VENEZOLANO COMO ELEMENTO FUNDAMENTAL PARA LA PLANIFICACIÓN, DISEÑO Y EJECUCIÓN DE POLÍTICAS PÚBLICAS.

UNIDAD DE MEDIDA: ESTABLECIMIENTO **META:** 10.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SISTEMAS DE SEGUIMIENTO DE EVALUACIÓN Y CONTROL DE LA INDUSTRIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 680050001 RECOPILAR INFORMACIÓN ESTADÍSTICA Y CARTOGRÁFICA DE LOS ÁMBITOS INDUSTRIALES EN LAS 23 ENTIDADES FEDERALES DEL PAÍS.

UNIDAD DE MEDIDA: ESTABLECIMIENTO **META:** 2.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN E INVERSIÓN ESTRATÉGICA EN INDUSTRIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**317.668**	**0**	**0**	**0**	**0**	**317.668**
402	01	00	00	Productos alimenticios y agropecuarios	2.076	0	0	0	0	2.076
402	01	01	00	Alimentos y bebidas para personas	2.076	0	0	0	0	2.076
402	03	00	00	Textiles y vestuarios	59.157	0	0	0	0	59.157
402	03	02	00	Prendas de vestir	59.157	0	0	0	0	59.157
402	05	00	00	Productos de papel, cartón e impresos	88.373	0	0	0	0	88.373
402	05	01	00	Pulpa de madera, papel y cartón	1.925	0	0	0	0	1.925
402	05	02	00	Envases y cajas de papel y cartón	1.246	0	0	0	0	1.246
402	05	03	00	Productos de papel y cartón para oficina	85.202	0	0	0	0	85.202
402	06	00	00	Productos químicos y derivados	2.339	0	0	0	0	2.339
402	06	08	00	Productos plásticos	2.339	0	0	0	0	2.339
402	10	00	00	Productos varios y útiles diversos	165.723	0	0	0	0	165.723
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	75.621	0	0	0	0	75.621
402	10	08	00	Materiales para equipos de computación	90.102	0	0	0	0	90.102
403	**00**	**00**	**00**	**Servicios no personales**	**392.873**	**0**	**0**	**0**	**0**	**392.873**
403	09	00	00	Viáticos y pasajes	392.873	0	0	0	0	392.873
403	09	01	00	Viáticos y pasajes dentro del país	392.873	0	0	0	0	392.873
404	**00**	**00**	**00**	**Activos reales**	**1.004.300**	**0**	**0**	**0**	**0**	**1.004.300**
404	05	00	00	Equipos de comunicaciones y de señalamiento	335.550	0	0	0	0	335.550
404	05	01	00	Equipos de telecomunicaciones	335.550	0	0	0	0	335.550
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	668.750	0	0	0	0	668.750
404	09	02	00	Equipos de computación	668.750	0	0	0	0	668.750
				Totales	**1.714.841**	**0**	**0**	**0**	**0**	**1.714.841**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PROYECTO: 127816 680050000 FORTALECIMIENTO DE LOS SISTEMAS DE SEGUIMIENTO Y CAPTURA DE INFORMACIÓN ESTADÍSTICA INDUSTRIAL DEL MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

OBJETIVO DEL PROYECTO: FORTALECER Y AMPLIAR LA CAPACIDAD DE LOS SISTEMAS DE CAPTURA DE INFORMACIÓN ESTADÍSTICA INDUSTRIAL DEL MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS, PARA LA CONSOLIDACIÓN DE LA BASE ESTADÍSTICA DEL SECTOR INDUSTRIAL VENEZOLANO COMO ELEMENTO FUNDAMENTAL PARA LA PLANIFICACIÓN, DISEÑO Y EJECUCIÓN DE POLÍTICAS PÚBLICAS.

UNIDAD DE MEDIDA: ESTABLECIMIENTO **META:** 10.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SISTEMAS DE SEGUIMIENTO DE EVALUACIÓN Y CONTROL DE LA INDUSTRIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 680050002 ACTUALIZACIÓN DE INFORMACIÓN DEL SISTEMA DE CONTROL DE ÁMBITOS INDUSTRIALES

UNIDAD DE MEDIDA: ESTABLECIMIENTO **META:** 3.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN E INVERSIÓN ESTRATÉGICA EN INDUSTRIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**105.889**	**0**	**0**	**0**	**0**	**105.889**
402	01	00	00	Productos alimenticios y agropecuarios	692	0	0	0	0	692
402	01	01	00	Alimentos y bebidas para personas	692	0	0	0	0	692
402	03	00	00	Textiles y vestuarios	19.719	0	0	0	0	19.719
402	03	02	00	Prendas de vestir	19.719	0	0	0	0	19.719
402	05	00	00	Productos de papel, cartón e impresos	29.457	0	0	0	0	29.457
402	05	01	00	Pulpa de madera, papel y cartón	642	0	0	0	0	642
402	05	02	00	Envases y cajas de papel y cartón	415	0	0	0	0	415
402	05	03	00	Productos de papel y cartón para oficina	28.400	0	0	0	0	28.400
402	06	00	00	Productos químicos y derivados	780	0	0	0	0	780
402	06	08	00	Productos plásticos	780	0	0	0	0	780
402	10	00	00	Productos varios y útiles diversos	55.241	0	0	0	0	55.241
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	25.207	0	0	0	0	25.207
402	10	08	00	Materiales para equipos de computación	30.034	0	0	0	0	30.034
403	**00**	**00**	**00**	**Servicios no personales**	**130.958**	**0**	**0**	**0**	**0**	**130.958**
403	09	00	00	Viáticos y pasajes	130.958	0	0	0	0	130.958
403	09	01	00	Viáticos y pasajes dentro del país	130.958	0	0	0	0	130.958
404	**00**	**00**	**00**	**Activos reales**	**438.943**	**0**	**0**	**0**	**0**	**438.943**
404	05	00	00	Equipos de comunicaciones y de señalamiento	111.850	0	0	0	0	111.850
404	05	01	00	Equipos de telecomunicaciones	111.850	0	0	0	0	111.850
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	327.093	0	0	0	0	327.093
404	09	01	00	Mobiliario y equipos de oficina	16.016	0	0	0	0	16.016
404	09	02	00	Equipos de computación	222.917	0	0	0	0	222.917
404	09	03	00	Mobiliario y equipos de alojamiento	8.960	0	0	0	0	8.960
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	79.200	0	0	0	0	79.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PROYECTO: 127816 680050000 FORTALECIMIENTO DE LOS SISTEMAS DE SEGUIMIENTO Y CAPTURA DE INFORMACIÓN ESTADÍSTICA INDUSTRIAL DEL MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

OBJETIVO DEL PROYECTO: FORTALECER Y AMPLIAR LA CAPACIDAD DE LOS SISTEMAS DE CAPTURA DE INFORMACIÓN ESTADÍSTICA INDUSTRIAL DEL MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS, PARA LA CONSOLIDACIÓN DE LA BASE ESTADÍSTICA DEL SECTOR INDUSTRIAL VENEZOLANO COMO ELEMENTO FUNDAMENTAL PARA LA PLANIFICACIÓN, DISEÑO Y EJECUCIÓN DE POLÍTICAS PÚBLICAS.

UNIDAD DE MEDIDA: ESTABLECIMIENTO **META:** 10.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SISTEMAS DE SEGUIMIENTO DE EVALUACIÓN Y CONTROL DE LA INDUSTRIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 680050002 ACTUALIZACIÓN DE INFORMACIÓN DEL SISTEMA DE CONTROL DE ÁMBITOS INDUSTRIALES

UNIDAD DE MEDIDA: ESTABLECIMIENTO **META:** 3.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN E INVERSIÓN ESTRATÉGICA EN INDUSTRIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	**675.790**	**0**	**0**	**0**	**0**	**675.790**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PROYECTO: 127816 680050000 FORTALECIMIENTO DE LOS SISTEMAS DE SEGUIMIENTO Y CAPTURA DE INFORMACIÓN ESTADÍSTICA INDUSTRIAL DEL MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

OBJETIVO DEL PROYECTO: FORTALECER Y AMPLIAR LA CAPACIDAD DE LOS SISTEMAS DE CAPTURA DE INFORMACIÓN ESTADÍSTICA INDUSTRIAL DEL MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS, PARA LA CONSOLIDACIÓN DE LA BASE ESTADÍSTICA DEL SECTOR INDUSTRIAL VENEZOLANO COMO ELEMENTO FUNDAMENTAL PARA LA PLANIFICACIÓN, DISEÑO Y EJECUCIÓN DE POLÍTICAS PÚBLICAS.

UNIDAD DE MEDIDA: ESTABLECIMIENTO **META:** 10.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SISTEMAS DE SEGUIMIENTO DE EVALUACIÓN Y CONTROL DE LA INDUSTRIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 680050003 FORTALECER Y ADECUAR EL SISTEMA INTEGRAL DE GESTIÓN PARA LA INDUSTRIA Y EL COMERCIO (SIGESIC) PARA LA RECOPILACIÓN EN LINEA DE LA INFORMACIÓN SOBRE LA ACTIVIDAD INDUSTRIAL EN EL PAÍS.

UNIDAD DE MEDIDA: MÓDULO **META:** 3

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN E INVERSIÓN ESTRATÉGICA EN INDUSTRIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**211.776**	**0**	**0**	**0**	**0**	**211.776**
402	01	00	00	Productos alimenticios y agropecuarios	1.384	0	0	0	0	1.384
402	01	01	00	Alimentos y bebidas para personas	1.384	0	0	0	0	1.384
402	03	00	00	Textiles y vestuarios	39.438	0	0	0	0	39.438
402	03	02	00	Prendas de vestir	39.438	0	0	0	0	39.438
402	05	00	00	Productos de papel, cartón e impresos	58.914	0	0	0	0	58.914
402	05	01	00	Pulpa de madera, papel y cartón	1.283	0	0	0	0	1.283
402	05	02	00	Envases y cajas de papel y cartón	830	0	0	0	0	830
402	05	03	00	Productos de papel y cartón para oficina	56.801	0	0	0	0	56.801
402	06	00	00	Productos químicos y derivados	1.559	0	0	0	0	1.559
402	06	08	00	Productos plásticos	1.559	0	0	0	0	1.559
402	10	00	00	Productos varios y útiles diversos	110.481	0	0	0	0	110.481
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	50.414	0	0	0	0	50.414
402	10	08	00	Materiales para equipos de computación	60.067	0	0	0	0	60.067
403	**00**	**00**	**00**	**Servicios no personales**	**261.915**	**0**	**0**	**0**	**0**	**261.915**
403	09	00	00	Viáticos y pasajes	261.915	0	0	0	0	261.915
403	09	01	00	Viáticos y pasajes dentro del país	261.915	0	0	0	0	261.915
404	**00**	**00**	**00**	**Activos reales**	**236.590**	**0**	**0**	**0**	**0**	**236.590**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	236.590	0	0	0	0	236.590
404	09	02	00	Equipos de computación	236.590	0	0	0	0	236.590
				Totales	**710.281**	**0**	**0**	**0**	**0**	**710.281**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PROYECTO: 127816 680050000 FORTALECIMIENTO DE LOS SISTEMAS DE SEGUIMIENTO Y CAPTURA DE INFORMACIÓN ESTADÍSTICA INDUSTRIAL DEL MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

OBJETIVO DEL PROYECTO: FORTALECER Y AMPLIAR LA CAPACIDAD DE LOS SISTEMAS DE CAPTURA DE INFORMACIÓN ESTADÍSTICA INDUSTRIAL DEL MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS, PARA LA CONSOLIDACIÓN DE LA BASE ESTADÍSTICA DEL SECTOR INDUSTRIAL VENEZOLANO COMO ELEMENTO FUNDAMENTAL PARA LA PLANIFICACIÓN, DISEÑO Y EJECUCIÓN DE POLÍTICAS PÚBLICAS.

UNIDAD DE MEDIDA: ESTABLECIMIENTO **META:** 10.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SISTEMAS DE SEGUIMIENTO DE EVALUACIÓN Y CONTROL DE LA INDUSTRIA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 680050004 INCORPORAR AL SIGESIC LA INFORMACIÓN DE NUEVAS EMPRESAS A NIVEL NACIONAL

UNIDAD DE MEDIDA: ESTABLECIMIENTO **META:** 3.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN E INVERSIÓN ESTRATÉGICA EN INDUSTRIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**105.889**	**0**	**0**	**0**	**0**	**105.889**
402	01	00	00	Productos alimenticios y agropecuarios	692	0	0	0	0	692
402	01	01	00	Alimentos y bebidas para personas	692	0	0	0	0	692
402	03	00	00	Textiles y vestuarios	19.719	0	0	0	0	19.719
402	03	02	00	Prendas de vestir	19.719	0	0	0	0	19.719
402	05	00	00	Productos de papel, cartón e impresos	29.457	0	0	0	0	29.457
402	05	01	00	Pulpa de madera, papel y cartón	642	0	0	0	0	642
402	05	02	00	Envases y cajas de papel y cartón	415	0	0	0	0	415
402	05	03	00	Productos de papel y cartón para oficina	28.400	0	0	0	0	28.400
402	06	00	00	Productos químicos y derivados	780	0	0	0	0	780
402	06	08	00	Productos plásticos	780	0	0	0	0	780
402	10	00	00	Productos varios y útiles diversos	55.241	0	0	0	0	55.241
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	25.207	0	0	0	0	25.207
402	10	08	00	Materiales para equipos de computación	30.034	0	0	0	0	30.034
403	**00**	**00**	**00**	**Servicios no personales**	**130.958**	**0**	**0**	**0**	**0**	**130.958**
403	09	00	00	Viáticos y pasajes	130.958	0	0	0	0	130.958
403	09	01	00	Viáticos y pasajes dentro del país	130.958	0	0	0	0	130.958
404	**00**	**00**	**00**	**Activos reales**	**344.176**	**0**	**0**	**0**	**0**	**344.176**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	240.000	0	0	0	0	240.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	240.000	0	0	0	0	240.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	104.176	0	0	0	0	104.176
404	09	01	00	Mobiliario y equipos de oficina	16.016	0	0	0	0	16.016
404	09	03	00	Mobiliario y equipos de alojamiento	8.960	0	0	0	0	8.960
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	79.200	0	0	0	0	79.200
				Totales	**581.023**	**0**	**0**	**0**	**0**	**581.023**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PROYECTO: 127816 680050000 FORTALECIMIENTO DE LOS SISTEMAS DE SEGUIMIENTO Y CAPTURA DE INFORMACIÓN ESTADÍSTICA INDUSTRIAL DEL MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

OBJETIVO DEL PROYECTO: FORTALECER Y AMPLIAR LA CAPACIDAD DE LOS SISTEMAS DE CAPTURA DE INFORMACIÓN ESTADÍSTICA INDUSTRIAL DEL MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS, PARA LA CONSOLIDACIÓN DE LA BASE ESTADÍSTICA DEL SECTOR INDUSTRIAL VENEZOLANO COMO ELEMENTO FUNDAMENTAL PARA LA PLANIFICACIÓN, DISEÑO Y EJECUCIÓN DE POLÍTICAS PÚBLICAS.

UNIDAD DE MEDIDA: ESTABLECIMIENTO **META:** 10.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SISTEMAS DE SEGUIMIENTO DE EVALUACIÓN Y CONTROL DE LA INDUSTRIA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 680050005 PROMOVER EL REGISTRO DE LAS EMPRESAS EN EL SISTEMA INTEGRAL DE GESTIÓN PARA LA INDUSTRIA Y EL COMERCIO (SIGESIC)

UNIDAD DE MEDIDA: JORNADA **META:** 3.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN E INVERSIÓN ESTRATÉGICA EN INDUSTRIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**317.668**	0	0	0	0	**317.668**
402	01	00	00	Productos alimenticios y agropecuarios	2.076	0	0	0	0	2.076
402	01	01	00	Alimentos y bebidas para personas	2.076	0	0	0	0	2.076
402	03	00	00	Textiles y vestuarios	59.157	0	0	0	0	59.157
402	03	02	00	Prendas de vestir	59.157	0	0	0	0	59.157
402	05	00	00	Productos de papel, cartón e impresos	88.373	0	0	0	0	88.373
402	05	01	00	Pulpa de madera, papel y cartón	1.925	0	0	0	0	1.925
402	05	02	00	Envases y cajas de papel y cartón	1.246	0	0	0	0	1.246
402	05	03	00	Productos de papel y cartón para oficina	85.202	0	0	0	0	85.202
402	06	00	00	Productos químicos y derivados	2.339	0	0	0	0	2.339
402	06	08	00	Productos plásticos	2.339	0	0	0	0	2.339
402	10	00	00	Productos varios y útiles diversos	165.723	0	0	0	0	165.723
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	75.621	0	0	0	0	75.621
402	10	08	00	Materiales para equipos de computación	90.102	0	0	0	0	90.102
403	00	00	00	**Servicios no personales**	**392.873**	0	0	0	0	**392.873**
403	09	00	00	Viáticos y pasajes	392.873	0	0	0	0	392.873
403	09	01	00	Viáticos y pasajes dentro del país	392.873	0	0	0	0	392.873
404	00	00	00	**Activos reales**	**192.237**	0	0	0	0	**192.237**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	192.237	0	0	0	0	192.237
404	09	02	00	Equipos de computación	192.237	0	0	0	0	192.237
				Totales	**902.778**	0	0	0	0	**902.778**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PROYECTO: 127822 680051000 INSTALACIÓN DEL CENTRO DE ANÁLISIS DE DATOS PARA REALIZAR ESTUDIOS PROSPECTIVOS DEL SECTOR INDUSTRIAL

OBJETIVO DEL PROYECTO: CONSOLIDAR EL CENTRO DE PROCESAMIENTO DE INFORMACIÓN INDUSTRIAL, PARA REALIZAR ESTUDIOS DE INVESTIGACIÓN, TENDENCIAS Y ANÁLISIS PROSPECTIVOS DE LOS SECTORES INDUSTRIALES, RELEVANTES A NIVEL NACIONAL, A FIN DE IMPULSAR LA SOBERANÍA INDUSTRIAL Y PRODUCTIVA EN EL MARCO DEL DESARROLLO DE LA ECONOMÍA SOCIALISTA Y FORTALECIMIENTO DEL ENCADENAMIENTO PRODUCTIVO DE LOS SECTORES INDUSTRIALES.

UNIDAD DE MEDIDA: CENTRO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROSPECTIVA Y POLÍTICAS INDUSTRIALES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.711.167**	**0**	**0**	**0**	**0**	**1.711.167**
402	01	00	00	Productos alimenticios y agropecuarios	81.167	0	0	0	0	81.167
402	01	01	00	Alimentos y bebidas para personas	81.167	0	0	0	0	81.167
402	05	00	00	Productos de papel, cartón e impresos	120.000	0	0	0	0	120.000
402	05	01	00	Pulpa de madera, papel y cartón	20.000	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	100.000	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	40.000	0	0	0	0	40.000
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	20.000
402	06	08	00	Productos plásticos	20.000	0	0	0	0	20.000
402	07	00	00	Productos minerales no metálicos	160.000	0	0	0	0	160.000
402	07	04	00	Cemento, cal y yeso	160.000	0	0	0	0	160.000
402	08	00	00	Productos metálicos	160.000	0	0	0	0	160.000
402	08	04	00	Productos metálicos estructurales	160.000	0	0	0	0	160.000
402	10	00	00	Productos varios y útiles diversos	1.150.000	0	0	0	0	1.150.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	375.000	0	0	0	0	375.000
402	10	08	00	Materiales para equipos de computación	575.000	0	0	0	0	575.000
402	10	11	00	Materiales eléctricos	200.000	0	0	0	0	200.000
403	**00**	**00**	**00**	**Servicios no personales**	**746.724**	**0**	**0**	**0**	**0**	**746.724**
403	07	00	00	Servicios de información, impresión y relaciones públicas	95.033	0	0	0	0	95.033
403	07	01	00	Publicidad y propaganda	95.033	0	0	0	0	95.033
403	09	00	00	Viáticos y pasajes	110.000	0	0	0	0	110.000
403	09	01	00	Viáticos y pasajes dentro del país	110.000	0	0	0	0	110.000
403	15	00	00	Servicios fiscales	50.000	0	0	0	0	50.000
403	15	02	00	Tasas y otros derechos obligatorios	50.000	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	491.691	0	0	0	0	491.691
403	18	01	00	Impuesto al valor agregado	491.691	0	0	0	0	491.691
404	**00**	**00**	**00**	**Activos reales**	**1.764.609**	**0**	**0**	**0**	**0**	**1.764.609**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.764.609	0	0	0	0	1.764.609
404	09	01	00	Mobiliario y equipos de oficina	1.764.609	0	0	0	0	1.764.609

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

68 - 18

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PROYECTO: 127822 680051000 INSTALACIÓN DEL CENTRO DE ANÁLISIS DE DATOS PARA REALIZAR ESTUDIOS PROSPECTIVOS DEL SECTOR INDUSTRIAL

OBJETIVO DEL PROYECTO: CONSOLIDAR EL CENTRO DE PROCESAMIENTO DE INFORMACIÓN INDUSTRIAL, PARA REALIZAR ESTUDIOS DE INVESTIGACIÓN, TENDENCIAS Y ANÁLISIS PROSPECTIVOS DE LOS SECTORES INDUSTRIALES, RELEVANTES A NIVEL NACIONAL, A FIN DE IMPULSAR LA SOBERANÍA INDUSTRIAL Y PRODUCTIVA EN EL MARCO DEL DESARROLLO DE LA ECONOMÍA SOCIALISTA Y FORTALECIMIENTO DEL ENCADENAMIENTO PRODUCTIVO DE LOS SECTORES INDUSTRIALES.

UNIDAD DE MEDIDA: CENTRO

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROSPECTIVA Y POLÍTICAS INDUSTRIALES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	**4.222.500**	**0**	**0**	**0**	**0**	**4.222.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 68 - 19

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PROYECTO: 127822 680051000 INSTALACIÓN DEL CENTRO DE ANÁLISIS DE DATOS PARA REALIZAR ESTUDIOS PROSPECTIVOS DEL SECTOR INDUSTRIAL

OBJETIVO DEL PROYECTO: CONSOLIDAR EL CENTRO DE PROCESAMIENTO DE INFORMACIÓN INDUSTRIAL, PARA REALIZAR ESTUDIOS DE INVESTIGACIÓN, TENDENCIAS Y ANÁLISIS PROSPECTIVOS DE LOS SECTORES INDUSTRIALES, RELEVANTES A NIVEL NACIONAL, A FIN DE IMPULSAR LA SOBERANÍA INDUSTRIAL Y PRODUCTIVA EN EL MARCO DEL DESARROLLO DE LA ECONOMÍA SOCIALISTA Y FORTALECIMIENTO DEL ENCADENAMIENTO PRODUCTIVO DE LOS SECTORES INDUSTRIALES.

UNIDAD DE MEDIDA: CENTRO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROSPECTIVA Y POLÍTICAS INDUSTRIALES **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PROYECTO: 127822 680051000 INSTALACIÓN DEL CENTRO DE ANÁLISIS DE DATOS PARA REALIZAR ESTUDIOS PROSPECTIVOS DEL SECTOR INDUSTRIAL

OBJETIVO DEL PROYECTO: CONSOLIDAR EL CENTRO DE PROCESAMIENTO DE INFORMACIÓN INDUSTRIAL, PARA REALIZAR ESTUDIOS DE INVESTIGACIÓN, TENDENCIAS Y ANÁLISIS PROSPECTIVOS DE LOS SECTORES INDUSTRIALES, RELEVANTES A NIVEL NACIONAL, A FIN DE IMPULSAR LA SOBERANÍA INDUSTRIAL Y PRODUCTIVA EN EL MARCO DEL DESARROLLO DE LA ECONOMÍA SOCIALISTA Y FORTALECIMIENTO DEL ENCADENAMIENTO PRODUCTIVO DE LOS SECTORES INDUSTRIALES.

UNIDAD DE MEDIDA: CENTRO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROSPECTIVA Y POLÍTICAS INDUSTRIALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 680051001 PROCESAR LA INFORMACIÓN DE ANÁLISIS Y DATOS ESTADÍSTICOS DE LOS SECTORES INDUSTRIALES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: REPORTE **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE PLANIFICACIÓN E INVERSIÓN ESTRATÉGICA EN INDUSTRIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.080.000**	**0**	**0**	**0**	**0**	**1.080.000**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	50.000	0	0	0	0	50.000
402	05	01	00	Pulpa de madera, papel y cartón	20.000	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	30.000	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	10.000	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	1.000.000	0	0	0	0	1.000.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	300.000	0	0	0	0	300.000
402	10	08	00	Materiales para equipos de computación	500.000	0	0	0	0	500.000
402	10	11	00	Materiales eléctricos	200.000	0	0	0	0	200.000
403	**00**	**00**	**00**	**Servicios no personales**	**131.581**	**0**	**0**	**0**	**0**	**131.581**
403	18	00	00	Impuestos indirectos	131.581	0	0	0	0	131.581
403	18	01	00	Impuesto al valor agregado	131.581	0	0	0	0	131.581
				Totales	**1.211.581**	**0**	**0**	**0**	**0**	**1.211.581**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PROYECTO: 127822 680051000 INSTALACIÓN DEL CENTRO DE ANÁLISIS DE DATOS PARA REALIZAR ESTUDIOS PROSPECTIVOS DEL SECTOR INDUSTRIAL

OBJETIVO DEL PROYECTO: CONSOLIDAR EL CENTRO DE PROCESAMIENTO DE INFORMACIÓN INDUSTRIAL, PARA REALIZAR ESTUDIOS DE INVESTIGACIÓN, TENDENCIAS Y ANÁLISIS PROSPECTIVOS DE LOS SECTORES INDUSTRIALES, RELEVANTES A NIVEL NACIONAL, A FIN DE IMPULSAR LA SOBERANÍA INDUSTRIAL Y PRODUCTIVA EN EL MARCO DEL DESARROLLO DE LA ECONOMÍA SOCIALISTA Y FORTALECIMIENTO DEL ENCADENAMIENTO PRODUCTIVO DE LOS SECTORES INDUSTRIALES.

UNIDAD DE MEDIDA: CENTRO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROSPECTIVA Y POLÍTICAS INDUSTRIALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 680051002 ADECUAR Y EQUIPAR LOS ESPACIOS DE TRABAJO DEL CENTRO.

UNIDAD DE MEDIDA: EQUIPAMIENTO **META:** 6

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE PLANIFICACIÓN E INVERSIÓN ESTRATÉGICA EN INDUSTRIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**240.628**	**0**	**0**	**0**	**0**	**240.628**
403	18	00	00	Impuestos indirectos	240.628	0	0	0	0	240.628
403	18	01	00	Impuesto al valor agregado	240.628	0	0	0	0	240.628
404	**00**	**00**	**00**	**Activos reales**	**1.764.609**	**0**	**0**	**0**	**0**	**1.764.609**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.764.609	0	0	0	0	1.764.609
404	09	01	00	Mobiliario y equipos de oficina	1.764.609	0	0	0	0	1.764.609
				Totales	**2.005.237**	**0**	**0**	**0**	**0**	**2.005.237**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PROYECTO: 127822 680051000 INSTALACIÓN DEL CENTRO DE ANÁLISIS DE DATOS PARA REALIZAR ESTUDIOS PROSPECTIVOS DEL SECTOR INDUSTRIAL

OBJETIVO DEL PROYECTO: CONSOLIDAR EL CENTRO DE PROCESAMIENTO DE INFORMACIÓN INDUSTRIAL, PARA REALIZAR ESTUDIOS DE INVESTIGACIÓN, TENDENCIAS Y ANÁLISIS PROSPECTIVOS DE LOS SECTORES INDUSTRIALES, RELEVANTES A NIVEL NACIONAL, A FIN DE IMPULSAR LA SOBERANÍA INDUSTRIAL Y PRODUCTIVA EN EL MARCO DEL DESARROLLO DE LA ECONOMÍA SOCIALISTA Y FORTALECIMIENTO DEL ENCADENAMIENTO PRODUCTIVO DE LOS SECTORES INDUSTRIALES.

UNIDAD DE MEDIDA: CENTRO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROSPECTIVA Y POLÍTICAS INDUSTRIALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 680051003 ELABORAR LOS ANÁLISIS DE TENDENCIAS Y ESTUDIOS PROSPECTIVOS.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 8

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE PLANIFICACIÓN E INVERSIÓN ESTRATÉGICA EN INDUSTRIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**381.167**	**0**	**0**	**0**	**0**	**381.167**
402	01	00	00	Productos alimenticios y agropecuarios	61.167	0	0	0	0	61.167
402	01	01	00	Alimentos y bebidas para personas	61.167	0	0	0	0	61.167
402	07	00	00	Productos minerales no metálicos	160.000	0	0	0	0	160.000
402	07	04	00	Cemento, cal y yeso	160.000	0	0	0	0	160.000
402	08	00	00	Productos metálicos	160.000	0	0	0	0	160.000
402	08	04	00	Productos metálicos estructurales	160.000	0	0	0	0	160.000
403	**00**	**00**	**00**	**Servicios no personales**	**51.977**	**0**	**0**	**0**	**0**	**51.977**
403	18	00	00	Impuestos indirectos	51.977	0	0	0	0	51.977
403	18	01	00	Impuesto al valor agregado	51.977	0	0	0	0	51.977
				Totales	**433.144**	**0**	**0**	**0**	**0**	**433.144**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PROYECTO: 127822 680051000 INSTALACIÓN DEL CENTRO DE ANÁLISIS DE DATOS PARA REALIZAR ESTUDIOS PROSPECTIVOS DEL SECTOR INDUSTRIAL

OBJETIVO DEL PROYECTO: CONSOLIDAR EL CENTRO DE PROCESAMIENTO DE INFORMACIÓN INDUSTRIAL, PARA REALIZAR ESTUDIOS DE INVESTIGACIÓN, TENDENCIAS Y ANÁLISIS PROSPECTIVOS DE LOS SECTORES INDUSTRIALES, RELEVANTES A NIVEL NACIONAL, A FIN DE IMPULSAR LA SOBERANÍA INDUSTRIAL Y PRODUCTIVA EN EL MARCO DEL DESARROLLO DE LA ECONOMÍA SOCIALISTA Y FORTALECIMIENTO DEL ENCADENAMIENTO PRODUCTIVO DE LOS SECTORES INDUSTRIALES.

UNIDAD DE MEDIDA: CENTRO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROSPECTIVA Y POLÍTICAS INDUSTRIALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 680051004 OPERACIONALIZAR EL CENTRO DE PROCESAMIENTO DE INFORMACIÓN INDUSTRIAL.

UNIDAD DE MEDIDA: CENTRO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN E INVERSIÓN ESTRATÉGICA EN INDUSTRIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	250.000	0	0	0	0	250.000
402	05	00	00	Productos de papel, cartón e impresos	70.000	0	0	0	0	70.000
402	05	03	00	Productos de papel y cartón para oficina	70.000	0	0	0	0	70.000
402	06	00	00	Productos químicos y derivados	30.000	0	0	0	0	30.000
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	10.000
402	06	08	00	Productos plásticos	20.000	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	150.000	0	0	0	0	150.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	75.000	0	0	0	0	75.000
402	10	08	00	Materiales para equipos de computación	75.000	0	0	0	0	75.000
403	00	00	00	**Servicios no personales**	322.538	0	0	0	0	322.538
403	07	00	00	Servicios de información, impresión y relaciones públicas	95.033	0	0	0	0	95.033
403	07	01	00	Publicidad y propaganda	95.033	0	0	0	0	95.033
403	09	00	00	Viáticos y pasajes	110.000	0	0	0	0	110.000
403	09	01	00	Viáticos y pasajes dentro del país	110.000	0	0	0	0	110.000
403	15	00	00	Servicios fiscales	50.000	0	0	0	0	50.000
403	15	02	00	Tasas y otros derechos obligatorios	50.000	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	67.505	0	0	0	0	67.505
403	18	01	00	Impuesto al valor agregado	67.505	0	0	0	0	67.505
				Totales	**572.538**	**0**	**0**	**0**	**0**	**572.538**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PROYECTO: 689999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 8.734.077.165

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.456.077.165**	**4.278.000.000**	**0**	**0**	**0**	**8.734.077.165**
407	01	00	00	Transferencias y donaciones corrientes internas	4.329.243.902	0	0	0	0	4.329.243.902
407	01	03	00	Transferencias corrientes internas al sector público	4.329.243.902	0	0	0	0	4.329.243.902
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	258.321.778	0	0	0	0	258.321.778
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	4.070.922.124	0	0	0	0	4.070.922.124
407	03	00	00	Transferencias y donaciones de capital internas	126.833.263	4.278.000.000	0	0	0	4.404.833.263
407	03	03	00	Transferencias de capital internas al sector público	126.833.263	4.278.000.000	0	0	0	4.404.833.263
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	54.347.532	0	0	0	0	54.347.532
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	72.485.731	4.278.000.000	0	0	0	4.350.485.731
				Totales	**4.456.077.165**	**4.278.000.000**	**0**	**0**	**0**	**8.734.077.165**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PROYECTO: 689999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 8.734.077.165

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.456.077.165**	**4.278.000.000**	**0**	**0**	**0**	**8.734.077.165**
407	01	00	00	Transferencias y donaciones corrientes internas	4.329.243.902	0	0	0	0	4.329.243.902
407	01	03	00	Transferencias corrientes internas al sector público	4.329.243.902	0	0	0	0	4.329.243.902
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	258.321.778	0	0	0	0	258.321.778
				- A0024 Corporación Venezolana de Guayana (CVG)	125.364.347	0	0	0	0	125.364.347
				- A0233 Registro Nacional Único de Operadores de Sustancias Químicas Controladas	97.134.878	0	0	0	0	97.134.878
				- A0846 Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (INAPYMI)	35.822.553	0	0	0	0	35.822.553
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	4.070.922.124	0	0	0	0	4.070.922.124
				- A0237 Corporación Venezolana del Plástico, S.A. (COVEPLAST, S.A.)	93.792.658	0	0	0	0	93.792.658
				- A0241 Empresa de Propiedad Social Carpintería Cacique Tiuna, S.A.	652.212	0	0	0	0	652.212
				- A0277 VENEMINSK TRACTORES, C.A.	73.122.939	0	0	0	0	73.122.939
				- A0628 C.V.G. Ferrominera Orinoco, C.A. (CVG FERROMINERA)	2.776.864.302	0	0	0	0	2.776.864.302
				- A0665 C.V.G. Industria Venezolana de Aluminio, C.A. (CVG VENALUM)	1.055.755.186	0	0	0	0	1.055.755.186
				- A1284 Corporación de Industrias Intermedias de Venezuela, S.A. (CORPIVENSA)	70.734.827	0	0	0	0	70.734.827
407	03	00	00	Transferencias y donaciones de capital internas	126.833.263	4.278.000.000	0	0	0	4.404.833.263
407	03	03	00	Transferencias de capital internas al sector público	126.833.263	4.278.000.000	0	0	0	4.404.833.263
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	54.347.532	0	0	0	0	54.347.532
				- A0233 Registro Nacional Único de Operadores de Sustancias Químicas Controladas	4.677.730	0	0	0	0	4.677.730
				- A0846 Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (INAPYMI)	49.669.802	0	0	0	0	49.669.802
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	72.485.731	4.278.000.000	0	0	0	4.350.485.731
				- A1230 Empresa de Producción Social de Servicios de Laminación del Aluminio, C.A.	13.955.892	0	0	0	0	13.955.892
				- A1231 Empresa de Producción Social de Tubos sin Costura, C.A.	20.834.667	0	0	0	0	20.834.667
				- A1232 Empresa de Producción Social Siderúrgica Nacional, C.A.	15.920.983	4.278.000.000	0	0	0	4.293.920.983
				- A1234 Empresa de Producción Social de Pulpa y Papel, C.A.	21.774.189	0	0	0	0	21.774.189
				Totales	**4.456.077.165**	**4.278.000.000**	**0**	**0**	**0**	**8.734.077.165**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 68 - 26

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS **PROYECTO:** 689999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 8.734.077.165

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2016

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PROYECTO: 689999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 8.734.077.165

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 689999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE DESARROLLO PARA LA PEQUEÑA Y MEDIANA INDUSTRIA (INAPYMI)

UNIDAD DE MEDIDA: BOLÍVAR

META: 85.492.355

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**85.492.355**	**0**	**0**	**0**	**0**	**85.492.355**
407	01	00	00	Transferencias y donaciones corrientes internas	35.822.553	0	0	0	0	35.822.553
407	01	03	00	Transferencias corrientes internas al sector público	35.822.553	0	0	0	0	35.822.553
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	35.822.553	0	0	0	0	35.822.553
407	03	00	00	Transferencias y donaciones de capital internas	49.669.802	0	0	0	0	49.669.802
407	03	03	00	Transferencias de capital internas al sector público	49.669.802	0	0	0	0	49.669.802
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	49.669.802	0	0	0	0	49.669.802
				Totales	**85.492.355**	**0**	**0**	**0**	**0**	**85.492.355**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PROYECTO: 689999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 8.734.077.165

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 689999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE EMPRESA DE PRODUCCIÓN SOCIAL DE SERVICIOS DE LAMINACIÓN DEL ALUMINIO, C.A.

UNIDAD DE MEDIDA: BOLÍVAR

META: 13.955.892

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**13.955.892**	**0**	**0**	**0**	**0**	**13.955.892**
407	03	00	00	Transferencias y donaciones de capital internas	13.955.892	0	0	0	0	13.955.892
407	03	03	00	Transferencias de capital internas al sector público	13.955.892	0	0	0	0	13.955.892
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	13.955.892	0	0	0	0	13.955.892
				Totales	**13.955.892**	**0**	**0**	**0**	**0**	**13.955.892**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS **PROYECTO:** 689999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 8.734.077.165

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 689999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE EMPRESA DE PRODUCCIÓN SOCIAL DE TUBOS SIN COSTURA, C.A.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 20.834.667

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**20.834.667**	**0**	**0**	**0**	**0**	**20.834.667**
407	03	00	00	Transferencias y donaciones de capital internas	20.834.667	0	0	0	0	20.834.667
407	03	03	00	Transferencias de capital internas al sector público	20.834.667	0	0	0	0	20.834.667
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	20.834.667	0	0	0	0	20.834.667
				Totales	**20.834.667**	**0**	**0**	**0**	**0**	**20.834.667**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PROYECTO: 689999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 8.734.077.165

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 689999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE EMPRESA DE PRODUCCIÓN SOCIAL SIDERÚRGICA NACIONAL, C.A.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.293.920.983

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.920.983**	**4.278.000.000**	**0**	**0**	**0**	**4.293.920.983**
407	03	00	00	Transferencias y donaciones de capital internas	15.920.983	4.278.000.000	0	0	0	4.293.920.983
407	03	03	00	Transferencias de capital internas al sector público	15.920.983	4.278.000.000	0	0	0	4.293.920.983
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	15.920.983	4.278.000.000	0	0	0	4.293.920.983
				Totales	**15.920.983**	**4.278.000.000**	**0**	**0**	**0**	**4.293.920.983**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PROYECTO: 689999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 8.734.077.165

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 689999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE EMPRESA DE PRODUCCIÓN SOCIAL DE PULPA Y PAPEL, C.A.

UNIDAD DE MEDIDA: BOLÍVAR

META: 21.774.189

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**21.774.189**	**0**	**0**	**0**	**0**	**21.774.189**
407	03	00	00	Transferencias y donaciones de capital internas	21.774.189	0	0	0	0	21.774.189
407	03	03	00	Transferencias de capital internas al sector público	21.774.189	0	0	0	0	21.774.189
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	21.774.189	0	0	0	0	21.774.189
				Totales	**21.774.189**	**0**	**0**	**0**	**0**	**21.774.189**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PROYECTO: 689999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 8.734.077.165

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 689999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CORPORACIÓN VENEZOLANA DE GUAYANA (CVG)

UNIDAD DE MEDIDA: BOLÍVAR

META: 125.364.347

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**125.364.347**	**0**	**0**	**0**	**0**	**125.364.347**
407	01	00	00	Transferencias y donaciones corrientes internas	125.364.347	0	0	0	0	125.364.347
407	01	03	00	Transferencias corrientes internas al sector público	125.364.347	0	0	0	0	125.364.347
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	125.364.347	0	0	0	0	125.364.347
				Totales	**125.364.347**	**0**	**0**	**0**	**0**	**125.364.347**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PROYECTO: 689999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 8.734.077.165

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 689999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE REGISTRO NACIONAL ÚNICO DE OPERADORES DE SUSTANCIAS QUÍMICAS CONTROLADAS

UNIDAD DE MEDIDA: BOLÍVAR

META: 101.812.608

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**101.812.608**	0	0	0	0	**101.812.608**
407	01	00	00	Transferencias y donaciones corrientes internas	97.134.878	0	0	0	0	97.134.878
407	01	03	00	Transferencias corrientes internas al sector público	97.134.878	0	0	0	0	97.134.878
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	97.134.878	0	0	0	0	97.134.878
407	03	00	00	Transferencias y donaciones de capital internas	4.677.730	0	0	0	0	4.677.730
407	03	03	00	Transferencias de capital internas al sector público	4.677.730	0	0	0	0	4.677.730
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	4.677.730	0	0	0	0	4.677.730
				Totales	**101.812.608**	0	0	0	0	**101.812.608**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS **PROYECTO:** 689999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 8.734.077.165

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 689999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CORPORACIÓN DE INDUSTRIAS INTERMEDIAS DE VENEZUELA, S.A. (CORPIVENSA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 70.734.827

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**70.734.827**	**0**	**0**	**0**	**0**	**70.734.827**
407	01	00	00	Transferencias y donaciones corrientes internas	70.734.827	0	0	0	0	70.734.827
407	01	03	00	Transferencias corrientes internas al sector público	70.734.827	0	0	0	0	70.734.827
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	70.734.827	0	0	0	0	70.734.827
				Totales	**70.734.827**	**0**	**0**	**0**	**0**	**70.734.827**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PROYECTO: 689999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 8.734.077.165

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 689999010 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE VENEMINSK TRACTORES, C.A.

UNIDAD DE MEDIDA: BOLÍVAR

META: 73.122.939

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**73.122.939**	**0**	**0**	**0**	**0**	**73.122.939**
407	01	00	00	Transferencias y donaciones corrientes internas	73.122.939	0	0	0	0	73.122.939
407	01	03	00	Transferencias corrientes internas al sector público	73.122.939	0	0	0	0	73.122.939
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	73.122.939	0	0	0	0	73.122.939
				Totales	**73.122.939**	**0**	**0**	**0**	**0**	**73.122.939**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PROYECTO: 689999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 8.734.077.165

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 689999011 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE C.V.G. FERROMINERA ORINOCO, C.A. (CVG FERROMINERA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.776.864.302

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.776.864.302**	**0**	**0**	**0**	**0**	**2.776.864.302**
407	01	00	00	Transferencias y donaciones corrientes internas	2.776.864.302	0	0	0	0	2.776.864.302
407	01	03	00	Transferencias corrientes internas al sector público	2.776.864.302	0	0	0	0	2.776.864.302
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	2.776.864.302	0	0	0	0	2.776.864.302
				Totales	**2.776.864.302**	**0**	**0**	**0**	**0**	**2.776.864.302**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS **PROYECTO:** 689999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 8.734.077.165

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 689999012 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE C.V.G. INDUSTRIA VENEZOLANA DE ALUMINIO, C.A. (CVG VENALUM)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.055.755.186

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.055.755.186**	**0**	**0**	**0**	**0**	**1.055.755.186**
407	01	00	00	Transferencias y donaciones corrientes internas	1.055.755.186	0	0	0	0	1.055.755.186
407	01	03	00	Transferencias corrientes internas al sector público	1.055.755.186	0	0	0	0	1.055.755.186
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.055.755.186	0	0	0	0	1.055.755.186
				Totales	**1.055.755.186**	**0**	**0**	**0**	**0**	**1.055.755.186**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS **PROYECTO:** 689999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 8.734.077.165

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 689999013 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CORPORACIÓN VENEZOLANA DEL PLÁSTICO, S.A. (COVEPLAST, S.A.)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 93.792.658

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**93.792.658**	**0**	**0**	**0**	**0**	**93.792.658**
407	01	00	00	Transferencias y donaciones corrientes internas	93.792.658	0	0	0	0	93.792.658
407	01	03	00	Transferencias corrientes internas al sector público	93.792.658	0	0	0	0	93.792.658
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	93.792.658	0	0	0	0	93.792.658
				Totales	**93.792.658**	**0**	**0**	**0**	**0**	**93.792.658**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS **PROYECTO:** 689999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 8.734.077.165

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 689999014 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE EMPRESA DE PROPIEDAD SOCIAL CARPINTERÍA CACIQUE TIUNA, S.A.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 652.212

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**652.212**	**0**	**0**	**0**	**0**	**652.212**
407	01	00	00	Transferencias y donaciones corrientes internas	652.212	0	0	0	0	652.212
407	01	03	00	Transferencias corrientes internas al sector público	652.212	0	0	0	0	652.212
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	652.212	0	0	0	0	652.212
				Totales	**652.212**	**0**	**0**	**0**	**0**	**652.212**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

ACCIÓN CENTRALIZADA: 680001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**915.929.116**	0	0	0	0	**915.929.116**
401	01	00	00	Sueldos, salarios y otras retribuciones	173.159.952	0	0	0	0	173.159.952
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	54.873.606	0	0	0	0	54.873.606
401	01	03	00	Suplencias a empleados	150.000	0	0	0	0	150.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	18.755.218	0	0	0	0	18.755.218
401	01	18	00	Remuneraciones al personal contratado	98.235.528	0	0	0	0	98.235.528
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	98.235.528	0	0	0	0	98.235.528
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	200.000	0	0	0	0	200.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	192.000	0	0	0	0	192.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	753.600	0	0	0	0	753.600
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	128.910	0	0	0	0	128.910
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	116.366	0	0	0	0	116.366
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	12.544	0	0	0	0	12.544
401	03	00	00	Primas	106.818.499	0	0	0	0	106.818.499
401	03	02	00	Primas de transporte a empleados	10.693.800	0	0	0	0	10.693.800
401	03	03	00	Primas por hogar a empleados	8.555.040	0	0	0	0	8.555.040
401	03	04	00	Primas por hijos a empleados	408.000	0	0	0	0	408.000
401	03	08	00	Primas de profesionalización a empleados	8.635.579	0	0	0	0	8.635.579
401	03	09	00	Primas por antigüedad a empleados	1.767.526	0	0	0	0	1.767.526
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	13.129.783	0	0	0	0	13.129.783
401	03	17	00	Primas de transporte a obreros	3.519.360	0	0	0	0	3.519.360
401	03	18	00	Primas por hogar a obreros	4.399.200	0	0	0	0	4.399.200
401	03	19	00	Primas por hijos de obreros	251.200	0	0	0	0	251.200
401	03	21	00	Primas por antigüedad a obreros	339.326	0	0	0	0	339.326
401	03	22	00	Primas de profesionalización a obreros	78.429	0	0	0	0	78.429
401	03	37	00	Primas de transporte al personal contratado	14.489.280	0	0	0	0	14.489.280
401	03	38	00	Primas por hogar al personal contratado	18.111.600	0	0	0	0	18.111.600
401	03	97	00	Otras primas a empleados	14.143.084	0	0	0	0	14.143.084
401	03	98	00	Otras primas a obreros	8.297.292	0	0	0	0	8.297.292
401	04	00	00	Complementos de sueldos y salarios	295.581.809	0	0	0	0	295.581.809
401	04	08	00	Bono compensatorio de alimentación a empleados	26.367.280	0	0	0	0	26.367.280
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	130.000	0	0	0	0	130.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

ACCIÓN CENTRALIZADA: 680001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	250.000	0	0	0	0	250.000
401	04	18	00	Bono compensatorio de alimentación a obreros	16.463.320	0	0	0	0	16.463.320
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	500.000	0	0	0	0	500.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	51.851.860	0	0	0	0	51.851.860
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	6.400.845	0	0	0	0	6.400.845
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	35.062.253	0	0	0	0	35.062.253
401	04	96	00	Otros complementos a empleados	64.074.510	0	0	0	0	64.074.510
401	04	97	00	Otros complementos a obreros	23.626.072	0	0	0	0	23.626.072
401	04	98	00	Otros complementos al personal contratado	70.855.669	0	0	0	0	70.855.669
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	66.026.231	0	0	0	0	66.026.231
401	05	01	00	Aguinaldos a empleados	12.119.436	0	0	0	0	12.119.436
401	05	03	00	Bono vacacional a empleados	8.390.431	0	0	0	0	8.390.431
401	05	04	00	Aguinaldos a obreros	355.714	0	0	0	0	355.714
401	05	06	00	Bono vacacional a obreros	1.590.515	0	0	0	0	1.590.515
401	05	07	00	Aguinaldos al personal contratado	5.000.000	0	0	0	0	5.000.000
401	05	08	00	Bono vacacional al personal contratado	26.561.633	0	0	0	0	26.561.633
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	114.352	0	0	0	0	114.352
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	48.806	0	0	0	0	48.806
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	6.230.500	0	0	0	0	6.230.500
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	5.614.844	0	0	0	0	5.614.844
401	06	00	00	Aportes patronales y legales	29.628.749	0	0	0	0	29.628.749
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.491.391	0	0	0	0	4.491.391
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.239.879	0	0	0	0	1.239.879
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.519.349	0	0	0	0	1.519.349
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	826.586	0	0	0	0	826.586
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	554.081	0	0	0	0	554.081
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	235.035	0	0	0	0	235.035
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	100.742	0	0	0	0	100.742
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	156.690	0	0	0	0	156.690
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	10.446.758	0	0	0	0	10.446.758
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.616.728	0	0	0	0	2.616.728

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

ACCIÓN CENTRALIZADA: 680001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.899.411	0	0	0	0	1.899.411
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	44.946	0	0	0	0	44.946
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	12.258	0	0	0	0	12.258
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	8.172	0	0	0	0	8.172
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	3.765.247	0	0	0	0	3.765.247
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	1.026.886	0	0	0	0	1.026.886
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	684.590	0	0	0	0	684.590
401	07	00	00	Asistencia socio-económica	183.522.011	0	0	0	0	183.522.011
401	07	01	00	Capacitación y adiestramiento a empleados	50.000	0	0	0	0	50.000
401	07	02	00	Becas a empleados	1.226.368	0	0	0	0	1.226.368
401	07	03	00	Ayudas por matrimonio a empleados	15.000	0	0	0	0	15.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	15.000	0	0	0	0	15.000
401	07	05	00	Ayudas por defunción a empleados	15.000	0	0	0	0	15.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	5.107.468	0	0	0	0	5.107.468
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	59.709.347	0	0	0	0	59.709.347
401	07	10	00	Dotación de uniformes a empleados	5.094.000	0	0	0	0	5.094.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	4.676.462	0	0	0	0	4.676.462
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.458.700	0	0	0	0	3.458.700
401	07	17	00	Capacitación y adiestramiento a obreros	225.000	0	0	0	0	225.000
401	07	18	00	Becas a obreros	523.248	0	0	0	0	523.248
401	07	19	00	Ayudas por matrimonio de obreros	15.000	0	0	0	0	15.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	15.000	0	0	0	0	15.000
401	07	21	00	Ayudas por defunción a obreros	15.000	0	0	0	0	15.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	940.141	0	0	0	0	940.141
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	24.529.440	0	0	0	0	24.529.440
401	07	26	00	Dotación de uniformes a obreros	1.320.000	0	0	0	0	1.320.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	439.773	0	0	0	0	439.773
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	197.640	0	0	0	0	197.640
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	49.032	0	0	0	0	49.032
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	4.207.367	0	0	0	0	4.207.367

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

ACCIÓN CENTRALIZADA: 680001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	4.833.716	0	0	0	0	4.833.716
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	15.700.369	0	0	0	0	15.700.369
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	51.143.940	0	0	0	0	51.143.940
401	08	00	00	Prestaciones sociales e indemnizaciones	55.980.287	0	0	0	0	55.980.287
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	15.558.822	0	0	0	0	15.558.822
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.827.145	0	0	0	0	1.827.145
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	30.513.352	0	0	0	0	30.513.352
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	95.294	0	0	0	0	95.294
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	7.985.674	0	0	0	0	7.985.674
401	96	00	00	Otros gastos del personal empleado	4.500.000	0	0	0	0	4.500.000
401	96	01	00	Otros gastos del personal empleado	4.500.000	0	0	0	0	4.500.000
401	97	00	00	Otros gastos del personal obrero	582.668	0	0	0	0	582.668
401	97	01	00	Otros gastos del personal obrero	582.668	0	0	0	0	582.668
403	**00**	**00**	**00**	**Servicios no personales**	**27.644.426**	**0**	**0**	**0**	**0**	**27.644.426**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.025.000	0	0	0	0	1.025.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.025.000	0	0	0	0	1.025.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	21.915.875	0	0	0	0	21.915.875
403	16	01	00	Servicios de diversión, esparcimiento y culturales	21.915.875	0	0	0	0	21.915.875
403	18	00	00	Impuestos indirectos	2.961.903	0	0	0	0	2.961.903
403	18	01	00	Impuesto al valor agregado	2.961.903	0	0	0	0	2.961.903
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.741.648	0	0	0	0	1.741.648
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.741.648	0	0	0	0	1.741.648
				Totales	**943.573.542**	**0**	**0**	**0**	**0**	**943.573.542**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

68 - 44

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

ACCIÓN CENTRALIZADA: 680001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

ACCIÓN CENTRALIZADA: 680001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 680001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**915.929.116**	**0**	**0**	**0**	**0**	**915.929.116**
401	01	00	00	Sueldos, salarios y otras retribuciones	173.159.952	0	0	0	0	173.159.952
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	54.873.606	0	0	0	0	54.873.606
401	01	03	00	Suplencias a empleados	150.000	0	0	0	0	150.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	18.755.218	0	0	0	0	18.755.218
401	01	18	00	Remuneraciones al personal contratado	98.235.528	0	0	0	0	98.235.528
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	98.235.528	0	0	0	0	98.235.528
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	200.000	0	0	0	0	200.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	192.000	0	0	0	0	192.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	753.600	0	0	0	0	753.600
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	128.910	0	0	0	0	128.910
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	116.366	0	0	0	0	116.366
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	12.544	0	0	0	0	12.544
401	03	00	00	Primas	106.818.499	0	0	0	0	106.818.499
401	03	02	00	Primas de transporte a empleados	10.693.800	0	0	0	0	10.693.800
401	03	03	00	Primas por hogar a empleados	8.555.040	0	0	0	0	8.555.040
401	03	04	00	Primas por hijos a empleados	408.000	0	0	0	0	408.000
401	03	08	00	Primas de profesionalización a empleados	8.635.579	0	0	0	0	8.635.579
401	03	09	00	Primas por antigüedad a empleados	1.767.526	0	0	0	0	1.767.526
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	13.129.783	0	0	0	0	13.129.783
401	03	17	00	Primas de transporte a obreros	3.519.360	0	0	0	0	3.519.360
401	03	18	00	Primas por hogar a obreros	4.399.200	0	0	0	0	4.399.200
401	03	19	00	Primas por hijos de obreros	251.200	0	0	0	0	251.200
401	03	21	00	Primas por antigüedad a obreros	339.326	0	0	0	0	339.326
401	03	22	00	Primas de profesionalización a obreros	78.429	0	0	0	0	78.429
401	03	37	00	Primas de transporte al personal contratado	14.489.280	0	0	0	0	14.489.280
401	03	38	00	Primas por hogar al personal contratado	18.111.600	0	0	0	0	18.111.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

ACCIÓN CENTRALIZADA: 680001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 680001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	97	00	Otras primas a empleados	14.143.084	0	0	0	0	14.143.084
401	03	98	00	Otras primas a obreros	8.297.292	0	0	0	0	8.297.292
401	04	00	00	Complementos de sueldos y salarios	295.581.809	0	0	0	0	295.581.809
401	04	08	00	Bono compensatorio de alimentación a empleados	26.367.280	0	0	0	0	26.367.280
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	130.000	0	0	0	0	130.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	250.000	0	0	0	0	250.000
401	04	18	00	Bono compensatorio de alimentación a obreros	16.463.320	0	0	0	0	16.463.320
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	500.000	0	0	0	0	500.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	51.851.860	0	0	0	0	51.851.860
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	6.400.845	0	0	0	0	6.400.845
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	35.062.253	0	0	0	0	35.062.253
401	04	96	00	Otros complementos a empleados	64.074.510	0	0	0	0	64.074.510
401	04	97	00	Otros complementos a obreros	23.626.072	0	0	0	0	23.626.072
401	04	98	00	Otros complementos al personal contratado	70.855.669	0	0	0	0	70.855.669
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	66.026.231	0	0	0	0	66.026.231
401	05	01	00	Aguinaldos a empleados	12.119.436	0	0	0	0	12.119.436
401	05	03	00	Bono vacacional a empleados	8.390.431	0	0	0	0	8.390.431
401	05	04	00	Aguinaldos a obreros	355.714	0	0	0	0	355.714
401	05	06	00	Bono vacacional a obreros	1.590.515	0	0	0	0	1.590.515
401	05	07	00	Aguinaldos al personal contratado	5.000.000	0	0	0	0	5.000.000
401	05	08	00	Bono vacacional al personal contratado	26.561.633	0	0	0	0	26.561.633
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	114.352	0	0	0	0	114.352
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	48.806	0	0	0	0	48.806
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	6.230.500	0	0	0	0	6.230.500
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	5.614.844	0	0	0	0	5.614.844
401	06	00	00	Aportes patronales y legales	29.628.749	0	0	0	0	29.628.749
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.491.391	0	0	0	0	4.491.391

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

ACCIÓN CENTRALIZADA: 680001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 680001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.239.879	0	0	0	0	1.239.879
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.519.349	0	0	0	0	1.519.349
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	826.586	0	0	0	0	826.586
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	554.081	0	0	0	0	554.081
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	235.035	0	0	0	0	235.035
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	100.742	0	0	0	0	100.742
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	156.690	0	0	0	0	156.690
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	10.446.758	0	0	0	0	10.446.758
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.616.728	0	0	0	0	2.616.728
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.899.411	0	0	0	0	1.899.411
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	44.946	0	0	0	0	44.946
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	12.258	0	0	0	0	12.258
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	8.172	0	0	0	0	8.172
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	3.765.247	0	0	0	0	3.765.247
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	1.026.886	0	0	0	0	1.026.886
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	684.590	0	0	0	0	684.590
401	07	00	00	Asistencia socio-económica	183.522.011	0	0	0	0	183.522.011
401	07	01	00	Capacitación y adiestramiento a empleados	50.000	0	0	0	0	50.000
401	07	02	00	Becas a empleados	1.226.368	0	0	0	0	1.226.368
401	07	03	00	Ayudas por matrimonio a empleados	15.000	0	0	0	0	15.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	15.000	0	0	0	0	15.000
401	07	05	00	Ayudas por defunción a empleados	15.000	0	0	0	0	15.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	5.107.468	0	0	0	0	5.107.468
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	59.709.347	0	0	0	0	59.709.347
401	07	10	00	Dotación de uniformes a empleados	5.094.000	0	0	0	0	5.094.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

ACCIÓN CENTRALIZADA: 680001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 680001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	4.676.462	0	0	0	0	4.676.462
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.458.700	0	0	0	0	3.458.700
401	07	17	00	Capacitación y adiestramiento a obreros	225.000	0	0	0	0	225.000
401	07	18	00	Becas a obreros	523.248	0	0	0	0	523.248
401	07	19	00	Ayudas por matrimonio de obreros	15.000	0	0	0	0	15.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	15.000	0	0	0	0	15.000
401	07	21	00	Ayudas por defunción a obreros	15.000	0	0	0	0	15.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	940.141	0	0	0	0	940.141
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	24.529.440	0	0	0	0	24.529.440
401	07	26	00	Dotación de uniformes a obreros	1.320.000	0	0	0	0	1.320.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	439.773	0	0	0	0	439.773
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	197.640	0	0	0	0	197.640
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	49.032	0	0	0	0	49.032
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	4.207.367	0	0	0	0	4.207.367
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	4.833.716	0	0	0	0	4.833.716
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	15.700.369	0	0	0	0	15.700.369
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	51.143.940	0	0	0	0	51.143.940
401	08	00	00	Prestaciones sociales e indemnizaciones	55.980.287	0	0	0	0	55.980.287
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	15.558.822	0	0	0	0	15.558.822
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.827.145	0	0	0	0	1.827.145
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	30.513.352	0	0	0	0	30.513.352
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	95.294	0	0	0	0	95.294
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	7.985.674	0	0	0	0	7.985.674
401	96	00	00	Otros gastos del personal empleado	4.500.000	0	0	0	0	4.500.000
401	96	01	00	Otros gastos del personal empleado	4.500.000	0	0	0	0	4.500.000
401	97	00	00	Otros gastos del personal obrero	582.668	0	0	0	0	582.668

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

ACCIÓN CENTRALIZADA: 680001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 680001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	97	01	00	Otros gastos del personal obrero	582.668	0	0	0	0	582.668
403	**00**	**00**	**00**	**Servicios no personales**	**27.644.426**	**0**	**0**	**0**	**0**	**27.644.426**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.025.000	0	0	0	0	1.025.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.025.000	0	0	0	0	1.025.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	21.915.875	0	0	0	0	21.915.875
403	16	01	00	Servicios de diversión, esparcimiento y culturales	21.915.875	0	0	0	0	21.915.875
403	18	00	00	Impuestos indirectos	2.961.903	0	0	0	0	2.961.903
403	18	01	00	Impuesto al valor agregado	2.961.903	0	0	0	0	2.961.903
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.741.648	0	0	0	0	1.741.648
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.741.648	0	0	0	0	1.741.648
				Totales	**943.573.542**	**0**	**0**	**0**	**0**	**943.573.542**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS **ACCIÓN CENTRALIZADA:** 680002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**341.302.750**	**0**	**0**	**0**	**0**	**341.302.750**
402	01	00	00	Productos alimenticios y agropecuarios	41.731.085	0	0	0	0	41.731.085
402	01	01	00	Alimentos y bebidas para personas	41.731.085	0	0	0	0	41.731.085
402	03	00	00	Textiles y vestuarios	30.506.562	0	0	0	0	30.506.562
402	03	01	00	Textiles	506.562	0	0	0	0	506.562
402	03	02	00	Prendas de vestir	30.000.000	0	0	0	0	30.000.000
402	04	00	00	Productos de cuero y caucho	5.031.400	0	0	0	0	5.031.400
402	04	03	00	Cauchos y tripas para vehículos	5.031.400	0	0	0	0	5.031.400
402	05	00	00	Productos de papel, cartón e impresos	112.179.791	0	0	0	0	112.179.791
402	05	01	00	Pulpa de madera, papel y cartón	52.057.722	0	0	0	0	52.057.722
402	05	02	00	Envases y cajas de papel y cartón	10.303.310	0	0	0	0	10.303.310
402	05	03	00	Productos de papel y cartón para oficina	33.300.623	0	0	0	0	33.300.623
402	05	04	00	Libros, revistas y periódicos	1.518.136	0	0	0	0	1.518.136
402	05	06	00	Productos de papel y cartón para computación	10.000.000	0	0	0	0	10.000.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.000.000	0	0	0	0	5.000.000
402	06	00	00	Productos químicos y derivados	11.402.550	0	0	0	0	11.402.550
402	06	03	00	Tintas, pinturas y colorantes	4.975.400	0	0	0	0	4.975.400
402	06	06	00	Combustibles y lubricantes	2.744.080	0	0	0	0	2.744.080
402	06	08	00	Productos plásticos	3.683.070	0	0	0	0	3.683.070
402	07	00	00	Productos minerales no metálicos	12.305.600	0	0	0	0	12.305.600
402	07	04	00	Cemento, cal y yeso	12.305.600	0	0	0	0	12.305.600
402	08	00	00	Productos metálicos	24.849.608	0	0	0	0	24.849.608
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	17.048.488	0	0	0	0	17.048.488
402	08	04	00	Productos metálicos estructurales	330.000	0	0	0	0	330.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.227.600	0	0	0	0	5.227.600
402	08	99	00	Otros productos metálicos	2.243.520	0	0	0	0	2.243.520
402	09	00	00	Productos de madera	350.000	0	0	0	0	350.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	350.000	0	0	0	0	350.000
402	10	00	00	Productos varios y útiles diversos	102.946.154	0	0	0	0	102.946.154
402	10	02	00	Materiales y útiles de limpieza y aseo	9.375.275	0	0	0	0	9.375.275
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.778.849	0	0	0	0	3.778.849
402	10	07	00	Productos de seguridad en el trabajo	2.942.200	0	0	0	0	2.942.200
402	10	08	00	Materiales para equipos de computación	57.368.740	0	0	0	0	57.368.740

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS **ACCIÓN CENTRALIZADA:** 680002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	11	00	Materiales eléctricos	24.912.070	0	0	0	0	24.912.070
402	10	12	00	Materiales para instalaciones sanitarias	4.569.020	0	0	0	0	4.569.020
403	**00**	**00**	**00**	**Servicios no personales**	**252.697.479**	**0**	**0**	**0**	**0**	**252.697.479**
403	01	00	00	Alquileres de inmuebles	18.000	0	0	0	0	18.000
403	01	01	00	Alquileres de edificios y locales	18.000	0	0	0	0	18.000
403	02	00	00	Alquileres de maquinaria y equipos	1.000.000	0	0	0	0	1.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	1.000.000
403	04	00	00	Servicios básicos	10.560.000	0	0	0	0	10.560.000
403	04	01	00	Electricidad	2.400.000	0	0	0	0	2.400.000
403	04	03	00	Agua	600.000	0	0	0	0	600.000
403	04	04	00	Teléfonos	3.000.000	0	0	0	0	3.000.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	3.000.000	0	0	0	0	3.000.000
403	04	05	00	Servicio de comunicaciones	3.000.000	0	0	0	0	3.000.000
403	04	06	00	Servicio de aseo urbano y domiciliario	600.000	0	0	0	0	600.000
403	04	07	00	Servicio de condominio	960.000	0	0	0	0	960.000
403	06	00	00	Servicios de transporte y almacenaje	30.000	0	0	0	0	30.000
403	06	01	00	Fletes y embalajes	30.000	0	0	0	0	30.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.350.000	0	0	0	0	5.350.000
403	07	02	00	Imprenta y reproducción	5.000.000	0	0	0	0	5.000.000
403	07	04	00	Avisos	350.000	0	0	0	0	350.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	15.060.000	0	0	0	0	15.060.000
403	08	01	00	Primas y gastos de seguros	15.000.000	0	0	0	0	15.000.000
403	08	02	00	Comisiones y gastos bancarios	60.000	0	0	0	0	60.000
403	09	00	00	Viáticos y pasajes	59.064.380	0	0	0	0	59.064.380
403	09	01	00	Viáticos y pasajes dentro del país	54.064.380	0	0	0	0	54.064.380
403	09	02	00	Viáticos y pasajes fuera del país	5.000.000	0	0	0	0	5.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	93.920.785	0	0	0	0	93.920.785
403	10	11	00	Servicios para la elaboración y suministro de comida	15.000.000	0	0	0	0	15.000.000
403	10	99	00	Otros servicios profesionales y técnicos	78.920.785	0	0	0	0	78.920.785
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	22.400.000	0	0	0	0	22.400.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.400.000	0	0	0	0	10.400.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	12.000.000	0	0	0	0	12.000.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS ACCIÓN CENTRALIZADA: 680002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	8.000.000	0	0	0	0	8.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	8.000.000	0	0	0	0	8.000.000
403	15	00	00	Servicios fiscales	640.000	0	0	0	0	640.000
403	15	01	00	Derechos de importación y servicios aduaneros	540.000	0	0	0	0	540.000
403	15	02	00	Tasas y otros derechos obligatorios	100.000	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	31.654.314	0	0	0	0	31.654.314
403	18	01	00	Impuesto al valor agregado	31.654.314	0	0	0	0	31.654.314
403	99	00	00	Otros servicios no personales	5.000.000	0	0	0	0	5.000.000
403	99	01	00	Otros servicios no personales	5.000.000	0	0	0	0	5.000.000
404	**00**	**00**	**00**	**Activos reales**	**117.101.485**	**0**	**0**	**0**	**0**	**117.101.485**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	38.000.000	0	0	0	0	38.000.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	38.000.000	0	0	0	0	38.000.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	20.000.000	0	0	0	0	20.000.000
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	18.000.000	0	0	0	0	18.000.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	24.685.000	0	0	0	0	24.685.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	2.000.000	0	0	0	0	2.000.000
404	03	06	00	Maquinaria y equipos de energía	22.540.000	0	0	0	0	22.540.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	145.000	0	0	0	0	145.000
404	04	00	00	Equipos de transporte, tracción y elevación	5.527.000	0	0	0	0	5.527.000
404	04	01	00	Vehículos automotores terrestres	5.527.000	0	0	0	0	5.527.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	3.593.600	0	0	0	0	3.593.600
404	07	06	00	Instrumentos musicales y equipos de audio	3.593.600	0	0	0	0	3.593.600
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	45.295.885	0	0	0	0	45.295.885
404	09	01	00	Mobiliario y equipos de oficina	22.000.000	0	0	0	0	22.000.000
404	09	02	00	Equipos de computación	22.340.885	0	0	0	0	22.340.885
404	09	03	00	Mobiliario y equipos de alojamiento	955.000	0	0	0	0	955.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.550.438.035**	**0**	**0**	**0**	**0**	**3.550.438.035**
407	01	00	00	Transferencias y donaciones corrientes internas	3.550.438.035	0	0	0	0	3.550.438.035
407	01	02	00	Donaciones corrientes internas al sector privado	15.000.000	0	0	0	0	15.000.000
407	01	02	01	Donaciones corrientes a personas	15.000.000	0	0	0	0	15.000.000
407	01	03	00	Transferencias corrientes internas al sector público	3.535.438.035	0	0	0	0	3.535.438.035
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.383.870.353	0	0	0	0	2.383.870.353
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no	1.149.696.963	0	0	0	0	1.149.696.963

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

ACCIÓN CENTRALIZADA: 680002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				petroleros						
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	1.870.719	0	0	0	0	1.870.719
411	**00**	**00**	**00**	**Disminución de pasivos**	**800.000**	**0**	**0**	**0**	**0**	**800.000**
411	11	00	00	Obligaciones de ejercicios anteriores	800.000	0	0	0	0	800.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	800.000	0	0	0	0	800.000
				Totales	**4.262.339.749**	**0**	**0**	**0**	**0**	**4.262.339.749**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS **ACCIÓN CENTRALIZADA:** 680002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**3.535.438.035**	0	0	0	0	**3.535.438.035**
407	01	00	00	Transferencias y donaciones corrientes internas	3.535.438.035	0	0	0	0	3.535.438.035
407	01	03	00	Transferencias corrientes internas al sector público	3.535.438.035	0	0	0	0	3.535.438.035
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.383.870.353	0	0	0	0	2.383.870.353
				- A0024 Corporación Venezolana de Guayana (CVG)	1.566.081.807	0	0	0	0	1.566.081.807
				- A0233 Registro Nacional Único de Operadores de Sustancias Químicas Controladas	17.707.764	0	0	0	0	17.707.764
				- A0846 Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (INAPYMI)	785.840.291	0	0	0	0	785.840.291
				- A0927 Fondo Venezolano de Reconversión Industrial y Tecnológica (FONDOIN)	14.240.491	0	0	0	0	14.240.491
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.149.696.963	0	0	0	0	1.149.696.963
				- A0237 Corporación Venezolana del Plástico, S.A. (COVEPLAST, S.A.)	120.571.530	0	0	0	0	120.571.530
				- A0241 Empresa de Propiedad Social Carpintería Cacique Tiuna, S.A.	11.590.758	0	0	0	0	11.590.758
				- A0289 Empresa de Propiedad Social Maderas del Orinoco, C.A. (Maderas del Orinoco, C.A.)	307.644.895	0	0	0	0	307.644.895
				- A0529 Conglomerado Productivo, S.A.	8.867.356	0	0	0	0	8.867.356
				- A0826 Zona Franca Industrial, Comercial y de Servicios de Paraguana, C.A. (ZONFIPCA)	3.500.000	0	0	0	0	3.500.000
				- A1219 Industria Venezolana Endógena de Válvulas, Sociedad Anónima (INVEVAL, S.A.)	8.853.207	0	0	0	0	8.853.207
				- A1237 Empresa de Producción Social Recuperadora de Materias Primas, C.A.	13.892.334	0	0	0	0	13.892.334
				- A1284 Corporación de Industrias Intermedias de Venezuela, S.A. (CORPIVENSA)	674.776.883	0	0	0	0	674.776.883
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	1.870.719	0	0	0	0	1.870.719
				- A0851 Sociedad de Garantías Recíprocas para la Pequeña y Mediana Empresa de la Región Guayana, S.A (SGR-GUAYANA, S.A.)	1.870.719	0	0	0	0	1.870.719
				Totales	**3.535.438.035**	0	0	0	0	**3.535.438.035**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS **ACCIÓN CENTRALIZADA:** 680002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 680002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**341.302.750**	0	0	0	0	**341.302.750**
402	01	00	00	Productos alimenticios y agropecuarios	41.731.085	0	0	0	0	41.731.085
402	01	01	00	Alimentos y bebidas para personas	41.731.085	0	0	0	0	41.731.085
402	03	00	00	Textiles y vestuarios	30.506.562	0	0	0	0	30.506.562
402	03	01	00	Textiles	506.562	0	0	0	0	506.562
402	03	02	00	Prendas de vestir	30.000.000	0	0	0	0	30.000.000
402	04	00	00	Productos de cuero y caucho	5.031.400	0	0	0	0	5.031.400
402	04	03	00	Cauchos y tripas para vehículos	5.031.400	0	0	0	0	5.031.400
402	05	00	00	Productos de papel, cartón e impresos	112.179.791	0	0	0	0	112.179.791
402	05	01	00	Pulpa de madera, papel y cartón	52.057.722	0	0	0	0	52.057.722
402	05	02	00	Envases y cajas de papel y cartón	10.303.310	0	0	0	0	10.303.310
402	05	03	00	Productos de papel y cartón para oficina	33.300.623	0	0	0	0	33.300.623
402	05	04	00	Libros, revistas y periódicos	1.518.136	0	0	0	0	1.518.136
402	05	06	00	Productos de papel y cartón para computación	10.000.000	0	0	0	0	10.000.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.000.000	0	0	0	0	5.000.000
402	06	00	00	Productos químicos y derivados	11.402.550	0	0	0	0	11.402.550
402	06	03	00	Tintas, pinturas y colorantes	4.975.400	0	0	0	0	4.975.400
402	06	06	00	Combustibles y lubricantes	2.744.080	0	0	0	0	2.744.080
402	06	08	00	Productos plásticos	3.683.070	0	0	0	0	3.683.070
402	07	00	00	Productos minerales no metálicos	12.305.600	0	0	0	0	12.305.600
402	07	04	00	Cemento, cal y yeso	12.305.600	0	0	0	0	12.305.600
402	08	00	00	Productos metálicos	24.849.608	0	0	0	0	24.849.608
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	17.048.488	0	0	0	0	17.048.488
402	08	04	00	Productos metálicos estructurales	330.000	0	0	0	0	330.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.227.600	0	0	0	0	5.227.600
402	08	99	00	Otros productos metálicos	2.243.520	0	0	0	0	2.243.520
402	09	00	00	Productos de madera	350.000	0	0	0	0	350.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	350.000	0	0	0	0	350.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS **ACCIÓN CENTRALIZADA:** 680002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 680002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	00	00	Productos varios y útiles diversos	102.946.154	0	0	0	0	102.946.154
402	10	02	00	Materiales y útiles de limpieza y aseo	9.375.275	0	0	0	0	9.375.275
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.778.849	0	0	0	0	3.778.849
402	10	07	00	Productos de seguridad en el trabajo	2.942.200	0	0	0	0	2.942.200
402	10	08	00	Materiales para equipos de computación	57.368.740	0	0	0	0	57.368.740
402	10	11	00	Materiales eléctricos	24.912.070	0	0	0	0	24.912.070
402	10	12	00	Materiales para instalaciones sanitarias	4.569.020	0	0	0	0	4.569.020
403	**00**	**00**	**00**	**Servicios no personales**	**252.697.479**	**0**	**0**	**0**	**0**	**252.697.479**
403	01	00	00	Alquileres de inmuebles	18.000	0	0	0	0	18.000
403	01	01	00	Alquileres de edificios y locales	18.000	0	0	0	0	18.000
403	02	00	00	Alquileres de maquinaria y equipos	1.000.000	0	0	0	0	1.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	1.000.000
403	04	00	00	Servicios básicos	10.560.000	0	0	0	0	10.560.000
403	04	01	00	Electricidad	2.400.000	0	0	0	0	2.400.000
403	04	03	00	Agua	600.000	0	0	0	0	600.000
403	04	04	00	Teléfonos	3.000.000	0	0	0	0	3.000.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	3.000.000	0	0	0	0	3.000.000
403	04	05	00	Servicio de comunicaciones	3.000.000	0	0	0	0	3.000.000
403	04	06	00	Servicio de aseo urbano y domiciliario	600.000	0	0	0	0	600.000
403	04	07	00	Servicio de condominio	960.000	0	0	0	0	960.000
403	06	00	00	Servicios de transporte y almacenaje	30.000	0	0	0	0	30.000
403	06	01	00	Fletes y embalajes	30.000	0	0	0	0	30.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.350.000	0	0	0	0	5.350.000
403	07	02	00	Imprenta y reproducción	5.000.000	0	0	0	0	5.000.000
403	07	04	00	Avisos	350.000	0	0	0	0	350.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	15.060.000	0	0	0	0	15.060.000
403	08	01	00	Primas y gastos de seguros	15.000.000	0	0	0	0	15.000.000
403	08	02	00	Comisiones y gastos bancarios	60.000	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS **ACCIÓN CENTRALIZADA:** 680002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 680002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	00	00	Viáticos y pasajes	59.064.380	0	0	0	0	59.064.380
403	09	01	00	Viáticos y pasajes dentro del país	54.064.380	0	0	0	0	54.064.380
403	09	02	00	Viáticos y pasajes fuera del país	5.000.000	0	0	0	0	5.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	93.920.785	0	0	0	0	93.920.785
403	10	11	00	Servicios para la elaboración y suministro de comida	15.000.000	0	0	0	0	15.000.000
403	10	99	00	Otros servicios profesionales y técnicos	78.920.785	0	0	0	0	78.920.785
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	22.400.000	0	0	0	0	22.400.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.400.000	0	0	0	0	10.400.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	12.000.000	0	0	0	0	12.000.000
403	12	00	00	Conservación y reparaciones menores de obras	8.000.000	0	0	0	0	8.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	8.000.000	0	0	0	0	8.000.000
403	15	00	00	Servicios fiscales	640.000	0	0	0	0	640.000
403	15	01	00	Derechos de importación y servicios aduaneros	540.000	0	0	0	0	540.000
403	15	02	00	Tasas y otros derechos obligatorios	100.000	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	31.654.314	0	0	0	0	31.654.314
403	18	01	00	Impuesto al valor agregado	31.654.314	0	0	0	0	31.654.314
403	99	00	00	Otros servicios no personales	5.000.000	0	0	0	0	5.000.000
403	99	01	00	Otros servicios no personales	5.000.000	0	0	0	0	5.000.000
404	**00**	**00**	**00**	**Activos reales**	**117.101.485**	**0**	**0**	**0**	**0**	**117.101.485**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	38.000.000	0	0	0	0	38.000.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	38.000.000	0	0	0	0	38.000.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	20.000.000	0	0	0	0	20.000.000
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	18.000.000	0	0	0	0	18.000.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	24.685.000	0	0	0	0	24.685.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	2.000.000	0	0	0	0	2.000.000
404	03	06	00	Maquinaria y equipos de energía	22.540.000	0	0	0	0	22.540.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	145.000	0	0	0	0	145.000
404	04	00	00	Equipos de transporte, tracción y elevación	5.527.000	0	0	0	0	5.527.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

ACCIÓN CENTRALIZADA: 680002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 680002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	04	01	00	Vehículos automotores terrestres	5.527.000	0	0	0	0	5.527.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	3.593.600	0	0	0	0	3.593.600
404	07	06	00	Instrumentos musicales y equipos de audio	3.593.600	0	0	0	0	3.593.600
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	45.295.885	0	0	0	0	45.295.885
404	09	01	00	Mobiliario y equipos de oficina	22.000.000	0	0	0	0	22.000.000
404	09	02	00	Equipos de computación	22.340.885	0	0	0	0	22.340.885
404	09	03	00	Mobiliario y equipos de alojamiento	955.000	0	0	0	0	955.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**800.000**	**0**	**0**	**0**	**0**	**800.000**
411	11	00	00	Obligaciones de ejercicios anteriores	800.000	0	0	0	0	800.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	800.000	0	0	0	0	800.000
				Totales	**711.901.714**	**0**	**0**	**0**	**0**	**711.901.714**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

ACCIÓN CENTRALIZADA: 680002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 680002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.000.000**	**0**	**0**	**0**	**0**	**15.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	15.000.000	0	0	0	0	15.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	15.000.000	0	0	0	0	15.000.000
407	01	02	01	Donaciones corrientes a personas	15.000.000	0	0	0	0	15.000.000
				Totales	**15.000.000**	**0**	**0**	**0**	**0**	**15.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

ACCIÓN CENTRALIZADA: 680002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 680002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.535.438.035**	**0**	**0**	**0**	**0**	**3.535.438.035**
407	01	00	00	Transferencias y donaciones corrientes internas	3.535.438.035	0	0	0	0	3.535.438.035
407	01	03	00	Transferencias corrientes internas al sector público	3.535.438.035	0	0	0	0	3.535.438.035
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.383.870.353	0	0	0	0	2.383.870.353
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.149.696.963	0	0	0	0	1.149.696.963
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	1.870.719	0	0	0	0	1.870.719
				Totales	**3.535.438.035**	**0**	**0**	**0**	**0**	**3.535.438.035**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

ACCIÓN CENTRALIZADA: 680003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**4.011.932**	**0**	**0**	**0**	**0**	**4.011.932**
407	01	00	00	Transferencias y donaciones corrientes internas	4.011.932	0	0	0	0	4.011.932
407	01	01	00	Transferencias corrientes internas al sector privado	4.011.932	0	0	0	0	4.011.932
407	01	01	01	Pensiones del personal empleado, obrero y militar	356.241	0	0	0	0	356.241
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	1.335.902	0	0	0	0	1.335.902
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	239.580	0	0	0	0	239.580
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	256.500	0	0	0	0	256.500
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	241.560	0	0	0	0	241.560
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	398.425	0	0	0	0	398.425
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	21.374	0	0	0	0	21.374
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	256.500	0	0	0	0	256.500
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	905.850	0	0	0	0	905.850
				Totales	**4.011.932**	**0**	**0**	**0**	**0**	**4.011.932**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

ACCIÓN CENTRALIZADA: 680003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS **ACCIÓN CENTRALIZADA:** 680003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 680003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.011.932**	**0**	**0**	**0**	**0**	**4.011.932**
407	01	00	00	Transferencias y donaciones corrientes internas	4.011.932	0	0	0	0	4.011.932
407	01	01	00	Transferencias corrientes internas al sector privado	4.011.932	0	0	0	0	4.011.932
407	01	01	01	Pensiones del personal empleado, obrero y militar	356.241	0	0	0	0	356.241
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	1.335.902	0	0	0	0	1.335.902
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	239.580	0	0	0	0	239.580
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	256.500	0	0	0	0	256.500
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	241.560	0	0	0	0	241.560
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	398.425	0	0	0	0	398.425
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	21.374	0	0	0	0	21.374
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	256.500	0	0	0	0	256.500
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	905.850	0	0	0	0	905.850
				Totales	**4.011.932**	**0**	**0**	**0**	**0**	**4.011.932**

69

Defensa Pública

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSA PÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**1.796.087.062**	**0**	**0**	**0**	**0**	**1.796.087.062**
401	01	00	00	Sueldos, salarios y otras retribuciones	607.904.866	0	0	0	0	607.904.866
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	554.652.355	0	0	0	0	554.652.355
401	01	03	00	Suplencias a empleados	260.105	0	0	0	0	260.105
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	15.236.401	0	0	0	0	15.236.401
401	01	18	00	Remuneraciones al personal contratado	37.303.011	0	0	0	0	37.303.011
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	32.950.011	0	0	0	0	32.950.011
401	01	18	02	Remuneraciones por honorarios profesionales	4.353.000	0	0	0	0	4.353.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	241.752	0	0	0	0	241.752
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	211.242	0	0	0	0	211.242
401	03	00	00	Primas	226.660.881	0	0	0	0	226.660.881
401	03	01	00	Primas por mérito a empleados	35.000.995	0	0	0	0	35.000.995
401	03	02	00	Primas de transporte a empleados	16.033.500	0	0	0	0	16.033.500
401	03	08	00	Primas de profesionalización a empleados	73.965.701	0	0	0	0	73.965.701
401	03	09	00	Primas por antigüedad a empleados	93.835.475	0	0	0	0	93.835.475
401	03	16	00	Primas por mérito a obreros	4.206.715	0	0	0	0	4.206.715
401	03	17	00	Primas de transporte a obreros	1.084.500	0	0	0	0	1.084.500
401	03	21	00	Primas por antigüedad a obreros	2.294.575	0	0	0	0	2.294.575
401	03	22	00	Primas de profesionalización a obreros	47.012	0	0	0	0	47.012
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	110.268	0	0	0	0	110.268
401	03	47	00	Primas al personal de alto nivel y de dirección	82.140	0	0	0	0	82.140
401	04	00	00	Complementos de sueldos y salarios	107.384.576	0	0	0	0	107.384.576
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	439.239	0	0	0	0	439.239
401	04	02	00	Complemento a empleados por trabajo nocturno	72.341	0	0	0	0	72.341
401	04	06	00	Complemento a empleados por comisión de servicios	630.865	0	0	0	0	630.865
401	04	08	00	Bono compensatorio de alimentación a empleados	90.239.063	0	0	0	0	90.239.063
401	04	10	00	Complemento a empleados por días feriados	295.936	0	0	0	0	295.936
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	100.087	0	0	0	0	100.087
401	04	18	00	Bono compensatorio de alimentación a obreros	6.100.313	0	0	0	0	6.100.313
401	04	20	00	Complemento a obreros por días feriados	36.707	0	0	0	0	36.707
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	130.735	0	0	0	0	130.735

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSA PÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	26	00	Bono compensatorio de alimentación al personal contratado	8.732.813	0	0	0	0	8.732.813
401	04	28	00	Complemento al personal contratado por días feriados	112.151	0	0	0	0	112.151
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	240.000	0	0	0	0	240.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	25.313	0	0	0	0	25.313
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	180.000	0	0	0	0	180.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	25.313	0	0	0	0	25.313
401	04	96	00	Otros complementos a empleados	15.000	0	0	0	0	15.000
401	04	97	00	Otros complementos a obreros	8.700	0	0	0	0	8.700
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	144.203.849	0	0	0	0	144.203.849
401	05	03	00	Bono vacacional a empleados	132.455.153	0	0	0	0	132.455.153
401	05	06	00	Bono vacacional a obreros	4.622.409	0	0	0	0	4.622.409
401	05	08	00	Bono vacacional al personal contratado	7.048.060	0	0	0	0	7.048.060
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	78.227	0	0	0	0	78.227
401	06	00	00	Aportes patronales y legales	66.383.559	0	0	0	0	66.383.559
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	38.693.563	0	0	0	0	38.693.563
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	10.845.558	0	0	0	0	10.845.558
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	12.172.051	0	0	0	0	12.172.051
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.389.254	0	0	0	0	1.389.254
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	308.723	0	0	0	0	308.723
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	376.300	0	0	0	0	376.300
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.690.831	0	0	0	0	1.690.831
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	478.464	0	0	0	0	478.464
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	377.775	0	0	0	0	377.775
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	14.505	0	0	0	0	14.505
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	9.387	0	0	0	0	9.387
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	4.693	0	0	0	0	4.693
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	12.675	0	0	0	0	12.675
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	5.868	0	0	0	0	5.868

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSA PÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	3.912	0	0	0	0	3.912
401	07	00	00	Asistencia socio-económica	535.670.763	0	0	0	0	535.670.763
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	51.234.650	0	0	0	0	51.234.650
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	273.305.029	0	0	0	0	273.305.029
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	13.362.000	0	0	0	0	13.362.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.305.676	0	0	0	0	1.305.676
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	19.645.067	0	0	0	0	19.645.067
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	534.480	0	0	0	0	534.480
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	33.845	0	0	0	0	33.845
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	81.515	0	0	0	0	81.515
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	29.574	0	0	0	0	29.574
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	81.515	0	0	0	0	81.515
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	1.981.424	0	0	0	0	1.981.424
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	28.122.606	0	0	0	0	28.122.606
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.336.200	0	0	0	0	1.336.200
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	30.360	0	0	0	0	30.360
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	30.360	0	0	0	0	30.360
401	07	96	00	Otras subvenciones a empleados	124.988.670	0	0	0	0	124.988.670
401	07	97	00	Otras subvenciones a obreros	7.681.310	0	0	0	0	7.681.310
401	07	99	00	Otras subvenciones al personal contratado	11.886.482	0	0	0	0	11.886.482
401	08	00	00	Prestaciones sociales e indemnizaciones	107.278.568	0	0	0	0	107.278.568
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	100.395.066	0	0	0	0	100.395.066
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.920.103	0	0	0	0	2.920.103
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.878.649	0	0	0	0	3.878.649
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	52.151	0	0	0	0	52.151
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	32.599	0	0	0	0	32.599
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	600.000	0	0	0	0	600.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	600.000	0	0	0	0	600.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSA PÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**387.791.847**	**0**	**0**	**0**	**0**	**387.791.847**
402	01	00	00	Productos alimenticios y agropecuarios	36.618.472	0	0	0	0	36.618.472
402	01	01	00	Alimentos y bebidas para personas	36.558.472	0	0	0	0	36.558.472
402	01	03	00	Productos agrícolas y pecuarios	60.000	0	0	0	0	60.000
402	02	00	00	Productos de minas, canteras y yacimientos	5.699.913	0	0	0	0	5.699.913
402	02	02	00	Petróleo crudo y gas natural	12.393	0	0	0	0	12.393
402	02	04	00	Mineral no ferroso	77.520	0	0	0	0	77.520
402	02	05	00	Piedra, arcilla, arena y tierra	5.610.000	0	0	0	0	5.610.000
402	03	00	00	Textiles y vestuarios	6.756.572	0	0	0	0	6.756.572
402	03	01	00	Textiles	680.000	0	0	0	0	680.000
402	03	02	00	Prendas de vestir	6.046.572	0	0	0	0	6.046.572
402	03	03	00	Calzados	30.000	0	0	0	0	30.000
402	04	00	00	Productos de cuero y caucho	2.747.000	0	0	0	0	2.747.000
402	04	03	00	Cauchos y tripas para vehículos	2.747.000	0	0	0	0	2.747.000
402	05	00	00	Productos de papel, cartón e impresos	22.214.762	0	0	0	0	22.214.762
402	05	01	00	Pulpa de madera, papel y cartón	5.888.210	0	0	0	0	5.888.210
402	05	02	00	Envases y cajas de papel y cartón	580.900	0	0	0	0	580.900
402	05	03	00	Productos de papel y cartón para oficina	14.695.152	0	0	0	0	14.695.152
402	05	04	00	Libros, revistas y periódicos	285.250	0	0	0	0	285.250
402	05	05	00	Material de enseñanza	115.000	0	0	0	0	115.000
402	05	06	00	Productos de papel y cartón para computación	40.000	0	0	0	0	40.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	610.250	0	0	0	0	610.250
402	06	00	00	Productos químicos y derivados	45.482.407	0	0	0	0	45.482.407
402	06	01	00	Sustancias químicas y de uso industrial	16.545.372	0	0	0	0	16.545.372
402	06	02	00	Abonos, plaguicidas y otros	12.520	0	0	0	0	12.520
402	06	03	00	Tintas, pinturas y colorantes	20.163.896	0	0	0	0	20.163.896
402	06	04	00	Productos farmacéuticos y medicamentos	899.400	0	0	0	0	899.400
402	06	05	00	Productos de tocador	603.197	0	0	0	0	603.197
402	06	06	00	Combustibles y lubricantes	2.425.432	0	0	0	0	2.425.432
402	06	08	00	Productos plásticos	4.650.442	0	0	0	0	4.650.442
402	06	99	00	Otros productos de la industria química y conexos	182.148	0	0	0	0	182.148

ÓRGANO: DEFENSA PÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	00	00	Productos minerales no metálicos	32.703.792	0	0	0	0	32.703.792
402	07	01	00	Productos de barro, loza y porcelana	1.502.500	0	0	0	0	1.502.500
402	07	02	00	Vidrios y productos de vidrio	530.000	0	0	0	0	530.000
402	07	03	00	Productos de arcilla para construcción	13.240.000	0	0	0	0	13.240.000
402	07	04	00	Cemento, cal y yeso	17.431.292	0	0	0	0	17.431.292
402	08	00	00	Productos metálicos	33.218.110	0	0	0	0	33.218.110
402	08	01	00	Productos primarios de hierro y acero	6.356.650	0	0	0	0	6.356.650
402	08	02	00	Productos de metales no ferrosos	5.031.276	0	0	0	0	5.031.276
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	12.912.224	0	0	0	0	12.912.224
402	08	04	00	Productos metálicos estructurales	2.137.381	0	0	0	0	2.137.381
402	08	07	00	Material de señalamiento	30.000	0	0	0	0	30.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.679.290	0	0	0	0	3.679.290
402	08	10	00	Repuestos y accesorios para otros equipos	1.711.634	0	0	0	0	1.711.634
402	08	99	00	Otros productos metálicos	1.359.655	0	0	0	0	1.359.655
402	09	00	00	Productos de madera	3.460.981	0	0	0	0	3.460.981
402	09	01	00	Productos primarios de madera	3.420.981	0	0	0	0	3.420.981
402	09	02	00	Muebles y accesorios de madera para edificaciones	40.000	0	0	0	0	40.000
402	10	00	00	Productos varios y útiles diversos	196.125.492	0	0	0	0	196.125.492
402	10	01	00	Artículos de deporte, recreación y juguetes	1.180.500	0	0	0	0	1.180.500
402	10	02	00	Materiales y útiles de limpieza y aseo	6.479.434	0	0	0	0	6.479.434
402	10	03	00	Utensilios de cocina y comedor	292.500	0	0	0	0	292.500
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	969.417	0	0	0	0	969.417
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.567.900	0	0	0	0	10.567.900
402	10	06	00	Condecoraciones, ofrendas y similares	120.000	0	0	0	0	120.000
402	10	07	00	Productos de seguridad en el trabajo	495.060	0	0	0	0	495.060
402	10	08	00	Materiales para equipos de computación	156.146.383	0	0	0	0	156.146.383
402	10	11	00	Materiales eléctricos	11.630.382	0	0	0	0	11.630.382
402	10	12	00	Materiales para instalaciones sanitarias	5.982.146	0	0	0	0	5.982.146
402	10	99	00	Otros productos y útiles diversos	2.261.770	0	0	0	0	2.261.770
402	99	00	00	Otros materiales y suministros	2.764.346	0	0	0	0	2.764.346
402	99	01	00	Otros materiales y suministros	2.764.346	0	0	0	0	2.764.346

ÓRGANO: DEFENSA PÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**363.467.108**	**0**	**0**	**0**	**0**	**363.467.108**
403	01	00	00	Alquileres de inmuebles	18.776.524	0	0	0	0	18.776.524
403	01	01	00	Alquileres de edificios y locales	18.776.524	0	0	0	0	18.776.524
403	03	00	00	Derechos sobre bienes intangibles	4.000.000	0	0	0	0	4.000.000
403	03	03	00	Paquetes y programas de computación	4.000.000	0	0	0	0	4.000.000
403	04	00	00	Servicios básicos	48.392.626	0	0	0	0	48.392.626
403	04	01	00	Electricidad	2.522.488	0	0	0	0	2.522.488
403	04	03	00	Agua	1.155.306	0	0	0	0	1.155.306
403	04	04	00	Teléfonos	17.789.174	0	0	0	0	17.789.174
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	17.789.174	0	0	0	0	17.789.174
403	04	05	00	Servicio de comunicaciones	20.425.081	0	0	0	0	20.425.081
403	04	06	00	Servicio de aseo urbano y domiciliario	1.985.995	0	0	0	0	1.985.995
403	04	07	00	Servicio de condominio	4.514.582	0	0	0	0	4.514.582
403	06	00	00	Servicios de transporte y almacenaje	760.500	0	0	0	0	760.500
403	06	01	00	Fletes y embalajes	300.000	0	0	0	0	300.000
403	06	03	00	Estacionamiento	317.500	0	0	0	0	317.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	143.000	0	0	0	0	143.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	41.759.290	0	0	0	0	41.759.290
403	07	01	00	Publicidad y propaganda	850.000	0	0	0	0	850.000
403	07	02	00	Imprenta y reproducción	6.762.720	0	0	0	0	6.762.720
403	07	03	00	Relaciones sociales	34.066.570	0	0	0	0	34.066.570
403	07	04	00	Avisos	80.000	0	0	0	0	80.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	23.129.087	0	0	0	0	23.129.087
403	08	01	00	Primas y gastos de seguros	22.627.087	0	0	0	0	22.627.087
403	08	02	00	Comisiones y gastos bancarios	502.000	0	0	0	0	502.000
403	09	00	00	Viáticos y pasajes	57.333.630	0	0	0	0	57.333.630
403	09	01	00	Viáticos y pasajes dentro del país	51.583.030	0	0	0	0	51.583.030
403	09	02	00	Viáticos y pasajes fuera del país	5.750.600	0	0	0	0	5.750.600
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	16.985.163	0	0	0	0	16.985.163
403	10	09	00	Servicios de lavandería y tintorería	22.500	0	0	0	0	22.500
403	10	99	00	Otros servicios profesionales y técnicos	16.962.663	0	0	0	0	16.962.663

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSA PÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	35.484.567	0	0	0	0	35.484.567
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	24.224.567	0	0	0	0	24.224.567
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	30.000	0	0	0	0	30.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	50.000	0	0	0	0	50.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.880.000	0	0	0	0	10.880.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	300.000	0	0	0	0	300.000
403	12	00	00	Conservación y reparaciones menores de obras	26.335.075	0	0	0	0	26.335.075
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	26.335.075	0	0	0	0	26.335.075
403	15	00	00	Servicios fiscales	71.240	0	0	0	0	71.240
403	15	02	00	Tasas y otros derechos obligatorios	71.240	0	0	0	0	71.240
403	18	00	00	Impuestos indirectos	86.274.896	0	0	0	0	86.274.896
403	18	01	00	Impuesto al valor agregado	86.274.896	0	0	0	0	86.274.896
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	3.110.510	0	0	0	0	3.110.510
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	3.110.510	0	0	0	0	3.110.510
403	99	00	00	Otros servicios no personales	1.054.000	0	0	0	0	1.054.000
403	99	01	00	Otros servicios no personales	1.054.000	0	0	0	0	1.054.000
404	**00**	**00**	**00**	**Activos reales**	**234.375.652**	**0**	**0**	**0**	**0**	**234.375.652**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	26.027.777	0	0	0	0	26.027.777
404	01	01	00	Repuestos mayores	26.027.777	0	0	0	0	26.027.777
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	26.027.777	0	0	0	0	26.027.777
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	51.571.021	0	0	0	0	51.571.021
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	51.571.021	0	0	0	0	51.571.021
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	488.824	0	0	0	0	488.824
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	110.244	0	0	0	0	110.244
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	15.000	0	0	0	0	15.000
404	03	05	00	Maquinaria y equipos industriales y de taller	363.580	0	0	0	0	363.580
404	04	00	00	Equipos de transporte, tracción y elevación	44.702.857	0	0	0	0	44.702.857
404	04	01	00	Vehículos automotores terrestres	44.642.857	0	0	0	0	44.642.857
404	04	05	00	Vehículos de tracción no motorizados	60.000	0	0	0	0	60.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	22.579.894	0	0	0	0	22.579.894

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSA PÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	05	01	00	Equipos de telecomunicaciones	22.579.894	0	0	0	0	22.579.894
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	280.000	0	0	0	0	280.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	280.000	0	0	0	0	280.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.021.959	0	0	0	0	1.021.959
404	07	01	00	Equipos científicos y de laboratorio	911.959	0	0	0	0	911.959
404	07	02	00	Equipos de enseñanza, deporte y recreación	30.000	0	0	0	0	30.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	80.000	0	0	0	0	80.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	602.836	0	0	0	0	602.836
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	602.836	0	0	0	0	602.836
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	87.100.484	0	0	0	0	87.100.484
404	09	01	00	Mobiliario y equipos de oficina	6.092.654	0	0	0	0	6.092.654
404	09	02	00	Equipos de computación	64.130.000	0	0	0	0	64.130.000
404	09	03	00	Mobiliario y equipos de alojamiento	16.827.830	0	0	0	0	16.827.830
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	50.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**202.208.633**	**0**	**0**	**0**	**0**	**202.208.633**
407	01	00	00	Transferencias y donaciones corrientes internas	202.208.633	0	0	0	0	202.208.633
407	01	01	00	Transferencias corrientes internas al sector privado	202.208.633	0	0	0	0	202.208.633
407	01	01	01	Pensiones del personal empleado, obrero y militar	21.864.431	0	0	0	0	21.864.431
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	98.026.725	0	0	0	0	98.026.725
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	3.061.020	0	0	0	0	3.061.020
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	13.286.912	0	0	0	0	13.286.912
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.467.000	0	0	0	0	1.467.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	13.723.741	0	0	0	0	13.723.741
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	45.729.804	0	0	0	0	45.729.804
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	5.049.000	0	0	0	0	5.049.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**663.623**	**0**	**0**	**0**	**0**	**663.623**
411	11	00	00	Obligaciones de ejercicios anteriores	663.623	0	0	0	0	663.623
411	11	04	00	Compromisos pendientes de ejercicios anteriores	663.623	0	0	0	0	663.623
				Totales	**2.984.593.925**	**0**	**0**	**0**	**0**	**2.984.593.925**

ÓRGANO: DEFENSA PÚBLICA **PROYECTO:** 129805 690023000 SERVICIO Y GARANTÍA DEL DERECHO A LA DEFENSA

OBJETIVO DEL PROYECTO: CONSOLIDAR LOS PROCESOS INTERNOS DE LA DEFENSA PÚBLICA QUE VAYAN EN CONSONANCIA A LAS NECESIDADES JURÍDICAS DEL PODER POPULAR, A LOS PRINCIPIOS RECTORES DE CONVIVENCIA COLECTIVA, SOLIDARIDAD, OPORTUNIDAD Y GARANTÍA DEL DERECHO SUPREMO A LA JUSTICIA, ESTABLECIDAS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y LAS "LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019"

UNIDAD DE MEDIDA: NOMBRAMIENTO **META:** 1.283

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE ACTUACIÓN PROCESAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**64.235.261**	**0**	**0**	**0**	**0**	**64.235.261**
402	01	00	00	Productos alimenticios y agropecuarios	1.384.600	0	0	0	0	1.384.600
402	01	01	00	Alimentos y bebidas para personas	1.384.600	0	0	0	0	1.384.600
402	02	00	00	Productos de minas, canteras y yacimientos	4.600.000	0	0	0	0	4.600.000
402	02	05	00	Piedra, arcilla, arena y tierra	4.600.000	0	0	0	0	4.600.000
402	05	00	00	Productos de papel, cartón e impresos	1.480.280	0	0	0	0	1.480.280
402	05	01	00	Pulpa de madera, papel y cartón	488.360	0	0	0	0	488.360
402	05	02	00	Envases y cajas de papel y cartón	18.900	0	0	0	0	18.900
402	05	03	00	Productos de papel y cartón para oficina	586.520	0	0	0	0	586.520
402	05	04	00	Libros, revistas y periódicos	1.250	0	0	0	0	1.250
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	385.250	0	0	0	0	385.250
402	06	00	00	Productos químicos y derivados	166.086	0	0	0	0	166.086
402	06	02	00	Abonos, plaguicidas y otros	2.520	0	0	0	0	2.520
402	06	05	00	Productos de tocador	25.536	0	0	0	0	25.536
402	06	06	00	Combustibles y lubricantes	15.600	0	0	0	0	15.600
402	06	08	00	Productos plásticos	122.430	0	0	0	0	122.430
402	07	00	00	Productos minerales no metálicos	29.416.062	0	0	0	0	29.416.062
402	07	03	00	Productos de arcilla para construcción	13.200.000	0	0	0	0	13.200.000
402	07	04	00	Cemento, cal y yeso	16.216.062	0	0	0	0	16.216.062
402	08	00	00	Productos metálicos	11.567.655	0	0	0	0	11.567.655
402	08	01	00	Productos primarios de hierro y acero	5.460.000	0	0	0	0	5.460.000
402	08	02	00	Productos de metales no ferrosos	2.000.366	0	0	0	0	2.000.366
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.086.844	0	0	0	0	2.086.844
402	08	04	00	Productos metálicos estructurales	2.000.445	0	0	0	0	2.000.445
402	08	07	00	Material de señalamiento	20.000	0	0	0	0	20.000
402	09	00	00	Productos de madera	2.108.001	0	0	0	0	2.108.001
402	09	01	00	Productos primarios de madera	2.108.001	0	0	0	0	2.108.001
402	10	00	00	Productos varios y útiles diversos	13.471.435	0	0	0	0	13.471.435
402	10	02	00	Materiales y útiles de limpieza y aseo	110.463	0	0	0	0	110.463

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSA PÚBLICA

PROYECTO: 129805 690023000 SERVICIO Y GARANTÍA DEL DERECHO A LA DEFENSA

OBJETIVO DEL PROYECTO: CONSOLIDAR LOS PROCESOS INTERNOS DE LA DEFENSA PÚBLICA QUE VAYAN EN CONSONANCIA A LAS NECESIDADES JURÍDICAS DEL PODER POPULAR, A LOS PRINCIPIOS RECTORES DE CONVIVENCIA COLECTIVA, SOLIDARIDAD, OPORTUNIDAD Y GARANTÍA DEL DERECHO SUPREMO A LA JUSTICIA, ESTABLECIDAS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y LAS "LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019"

UNIDAD DE MEDIDA: NOMBRAMIENTO **META:** 1.283

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE ACTUACIÓN PROCESAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	03	00	Utensilios de cocina y comedor	8.000	0	0	0	0	8.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	260.300	0	0	0	0	260.300
402	10	08	00	Materiales para equipos de computación	422.200	0	0	0	0	422.200
402	10	11	00	Materiales eléctricos	7.379.800	0	0	0	0	7.379.800
402	10	12	00	Materiales para instalaciones sanitarias	4.882.672	0	0	0	0	4.882.672
402	10	99	00	Otros productos y útiles diversos	408.000	0	0	0	0	408.000
402	99	00	00	Otros materiales y suministros	41.142	0	0	0	0	41.142
402	99	01	00	Otros materiales y suministros	41.142	0	0	0	0	41.142
403	**00**	**00**	**00**	**Servicios no personales**	**72.724.296**	**0**	**0**	**0**	**0**	**72.724.296**
403	01	00	00	Alquileres de inmuebles	100.000	0	0	0	0	100.000
403	01	01	00	Alquileres de edificios y locales	100.000	0	0	0	0	100.000
403	06	00	00	Servicios de transporte y almacenaje	24.000	0	0	0	0	24.000
403	06	03	00	Estacionamiento	24.000	0	0	0	0	24.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	7.282.020	0	0	0	0	7.282.020
403	07	01	00	Publicidad y propaganda	500.000	0	0	0	0	500.000
403	07	02	00	Imprenta y reproducción	810.220	0	0	0	0	810.220
403	07	03	00	Relaciones sociales	5.971.800	0	0	0	0	5.971.800
403	09	00	00	Viáticos y pasajes	14.417.756	0	0	0	0	14.417.756
403	09	01	00	Viáticos y pasajes dentro del país	14.417.756	0	0	0	0	14.417.756
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	5.661.385	0	0	0	0	5.661.385
403	10	09	00	Servicios de lavandería y tintorería	22.500	0	0	0	0	22.500
403	10	99	00	Otros servicios profesionales y técnicos	5.638.885	0	0	0	0	5.638.885
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.000.000	0	0	0	0	1.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.000.000	0	0	0	0	1.000.000
403	12	00	00	Conservación y reparaciones menores de obras	24.273.138	0	0	0	0	24.273.138
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	24.273.138	0	0	0	0	24.273.138
403	18	00	00	Impuestos indirectos	19.965.997	0	0	0	0	19.965.997
403	18	01	00	Impuesto al valor agregado	19.965.997	0	0	0	0	19.965.997
404	**00**	**00**	**00**	**Activos reales**	**64.431.505**	**0**	**0**	**0**	**0**	**64.431.505**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSA PÚBLICA **PROYECTO:** 129805 690023000 SERVICIO Y GARANTÍA DEL DERECHO A LA DEFENSA

OBJETIVO DEL PROYECTO: CONSOLIDAR LOS PROCESOS INTERNOS DE LA DEFENSA PÚBLICA QUE VAYAN EN CONSONANCIA A LAS NECESIDADES JURÍDICAS DEL PODER POPULAR, A LOS PRINCIPIOS RECTORES DE CONVIVENCIA COLECTIVA, SOLIDARIDAD, OPORTUNIDAD Y GARANTÍA DEL DERECHO SUPREMO A LA JUSTICIA, ESTABLECIDAS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y LAS "LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019"

UNIDAD DE MEDIDA: NOMBRAMIENTO **META:** 1.283

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE ACTUACIÓN PROCESAL **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	51.571.021	0	0	0	0	51.571.021
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	51.571.021	0	0	0	0	51.571.021
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	12.860.484	0	0	0	0	12.860.484
404	09	01	00	Mobiliario y equipos de oficina	6.032.654	0	0	0	0	6.032.654
404	09	03	00	Mobiliario y equipos de alojamiento	6.827.830	0	0	0	0	6.827.830
				Totales	**201.391.062**	**0**	**0**	**0**	**0**	**201.391.062**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 69 - 12

ÓRGANO: DEFENSA PÚBLICA **PROYECTO:** 129805 690023000 SERVICIO Y GARANTÍA DEL DERECHO A LA DEFENSA

OBJETIVO DEL PROYECTO: CONSOLIDAR LOS PROCESOS INTERNOS DE LA DEFENSA PÚBLICA QUE VAYAN EN CONSONANCIA A LAS NECESIDADES JURÍDICAS DEL PODER POPULAR, A LOS PRINCIPIOS RECTORES DE CONVIVENCIA COLECTIVA, SOLIDARIDAD, OPORTUNIDAD Y GARANTÍA DEL DERECHO SUPREMO A LA JUSTICIA, ESTABLECIDAS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y LAS "LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019"

UNIDAD DE MEDIDA: NOMBRAMIENTO **META:** 1.283

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE ACTUACIÓN PROCESAL **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSA PÚBLICA

PROYECTO: 129805 690023000 SERVICIO Y GARANTÍA DEL DERECHO A LA DEFENSA

OBJETIVO DEL PROYECTO: CONSOLIDAR LOS PROCESOS INTERNOS DE LA DEFENSA PÚBLICA QUE VAYAN EN CONSONANCIA A LAS NECESIDADES JURÍDICAS DEL PODER POPULAR, A LOS PRINCIPIOS RECTORES DE CONVIVENCIA COLECTIVA, SOLIDARIDAD, OPORTUNIDAD Y GARANTÍA DEL DERECHO SUPREMO A LA JUSTICIA, ESTABLECIDAS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y LAS "LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019"

UNIDAD DE MEDIDA: NOMBRAMIENTO **META:** 1.283

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE ACTUACIÓN PROCESAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 690023001 JORNADAS COMUNITARIAS AL PODER POPULAR

UNIDAD DE MEDIDA: JORNADA **META:** 2.900

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE COMUNICACIONES Y RELACIONES INTERINSTITUCIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.210.000**	**0**	**0**	**0**	**0**	**2.210.000**
402	01	00	00	Productos alimenticios y agropecuarios	1.250.000	0	0	0	0	1.250.000
402	01	01	00	Alimentos y bebidas para personas	1.250.000	0	0	0	0	1.250.000
402	05	00	00	Productos de papel, cartón e impresos	380.000	0	0	0	0	380.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	380.000	0	0	0	0	380.000
402	10	00	00	Productos varios y útiles diversos	580.000	0	0	0	0	580.000
402	10	11	00	Materiales eléctricos	180.000	0	0	0	0	180.000
402	10	99	00	Otros productos y útiles diversos	400.000	0	0	0	0	400.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.246.437**	**0**	**0**	**0**	**0**	**5.246.437**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.800.220	0	0	0	0	2.800.220
403	07	01	00	Publicidad y propaganda	500.000	0	0	0	0	500.000
403	07	02	00	Imprenta y reproducción	800.220	0	0	0	0	800.220
403	07	03	00	Relaciones sociales	1.500.000	0	0	0	0	1.500.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.700.885	0	0	0	0	1.700.885
403	10	99	00	Otros servicios profesionales y técnicos	1.700.885	0	0	0	0	1.700.885
403	18	00	00	Impuestos indirectos	745.332	0	0	0	0	745.332
403	18	01	00	Impuesto al valor agregado	745.332	0	0	0	0	745.332
				Totales	**7.456.437**	**0**	**0**	**0**	**0**	**7.456.437**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSA PÚBLICA

PROYECTO: 129805 690023000 SERVICIO Y GARANTÍA DEL DERECHO A LA DEFENSA

OBJETIVO DEL PROYECTO: CONSOLIDAR LOS PROCESOS INTERNOS DE LA DEFENSA PÚBLICA QUE VAYAN EN CONSONANCIA A LAS NECESIDADES JURÍDICAS DEL PODER POPULAR, A LOS PRINCIPIOS RECTORES DE CONVIVENCIA COLECTIVA, SOLIDARIDAD, OPORTUNIDAD Y GARANTÍA DEL DERECHO SUPREMO A LA JUSTICIA, ESTABLECIDAS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y LAS "LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019"

UNIDAD DE MEDIDA: NOMBRAMIENTO **META:** 1.283

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE ACTUACIÓN PROCESAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 690023002 AMPLIACIÓN FÍSICO ESPACIAL DE LAS SEDES REGIONALES DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: INFRAESTRUCTURA **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**59.121.815**	**0**	**0**	**0**	**0**	**59.121.815**
402	02	00	00	Productos de minas, canteras y yacimientos	4.600.000	0	0	0	0	4.600.000
402	02	05	00	Piedra, arcilla, arena y tierra	4.600.000	0	0	0	0	4.600.000
402	07	00	00	Productos minerales no metálicos	29.416.062	0	0	0	0	29.416.062
402	07	03	00	Productos de arcilla para construcción	13.200.000	0	0	0	0	13.200.000
402	07	04	00	Cemento, cal y yeso	16.216.062	0	0	0	0	16.216.062
402	08	00	00	Productos metálicos	11.460.880	0	0	0	0	11.460.880
402	08	01	00	Productos primarios de hierro y acero	5.460.000	0	0	0	0	5.460.000
402	08	02	00	Productos de metales no ferrosos	2.000.366	0	0	0	0	2.000.366
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.000.069	0	0	0	0	2.000.069
402	08	04	00	Productos metálicos estructurales	2.000.445	0	0	0	0	2.000.445
402	09	00	00	Productos de madera	2.108.001	0	0	0	0	2.108.001
402	09	01	00	Productos primarios de madera	2.108.001	0	0	0	0	2.108.001
402	10	00	00	Productos varios y útiles diversos	11.536.872	0	0	0	0	11.536.872
402	10	11	00	Materiales eléctricos	7.132.000	0	0	0	0	7.132.000
402	10	12	00	Materiales para instalaciones sanitarias	4.404.872	0	0	0	0	4.404.872
403	**00**	**00**	**00**	**Servicios no personales**	**51.874.849**	**0**	**0**	**0**	**0**	**51.874.849**
403	09	00	00	Viáticos y pasajes	9.862.536	0	0	0	0	9.862.536
403	09	01	00	Viáticos y pasajes dentro del país	9.862.536	0	0	0	0	9.862.536
403	12	00	00	Conservación y reparaciones menores de obras	24.273.138	0	0	0	0	24.273.138
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	24.273.138	0	0	0	0	24.273.138
403	18	00	00	Impuestos indirectos	17.739.175	0	0	0	0	17.739.175
403	18	01	00	Impuesto al valor agregado	17.739.175	0	0	0	0	17.739.175
404	**00**	**00**	**00**	**Activos reales**	**64.431.505**	**0**	**0**	**0**	**0**	**64.431.505**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSA PÚBLICA

PROYECTO: 129805 690023000 SERVICIO Y GARANTÍA DEL DERECHO A LA DEFENSA

OBJETIVO DEL PROYECTO: CONSOLIDAR LOS PROCESOS INTERNOS DE LA DEFENSA PÚBLICA QUE VAYAN EN CONSONANCIA A LAS NECESIDADES JURÍDICAS DEL PODER POPULAR, A LOS PRINCIPIOS RECTORES DE CONVIVENCIA COLECTIVA, SOLIDARIDAD, OPORTUNIDAD Y GARANTÍA DEL DERECHO SUPREMO A LA JUSTICIA, ESTABLECIDAS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y LAS "LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019"

UNIDAD DE MEDIDA: NOMBRAMIENTO **META:** 1.283

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE ACTUACIÓN PROCESAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 690023002 AMPLIACIÓN FÍSICO ESPACIAL DE LAS SEDES REGIONALES DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: INFRAESTRUCTURA **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	51.571.021	0	0	0	0	51.571.021
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	51.571.021	0	0	0	0	51.571.021
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	12.860.484	0	0	0	0	12.860.484
404	09	01	00	Mobiliario y equipos de oficina	6.032.654	0	0	0	0	6.032.654
404	09	03	00	Mobiliario y equipos de alojamiento	6.827.830	0	0	0	0	6.827.830
				Totales	175.428.169	0	0	0	0	175.428.169

ÓRGANO: DEFENSA PÚBLICA **PROYECTO:** 129805 690023000 SERVICIO Y GARANTÍA DEL DERECHO A LA DEFENSA

OBJETIVO DEL PROYECTO: CONSOLIDAR LOS PROCESOS INTERNOS DE LA DEFENSA PÚBLICA QUE VAYAN EN CONSONANCIA A LAS NECESIDADES JURÍDICAS DEL PODER POPULAR, A LOS PRINCIPIOS RECTORES DE CONVIVENCIA COLECTIVA, SOLIDARIDAD, OPORTUNIDAD Y GARANTÍA DEL DERECHO SUPREMO A LA JUSTICIA, ESTABLECIDAS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y LAS "LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019"

UNIDAD DE MEDIDA: NOMBRAMIENTO **META:** 1.283

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE ACTUACIÓN PROCESAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 690023003 ACTIVIDADES DE FORMACIÓN Y CAPACITACIÓN AL PERSONAL DEFENSORÍL, ADMINISTRATIVO Y OBRERO DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: CURSO **META:** 120

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE LA DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**2.903.446**	**0**	**0**	**0**	**0**	**2.903.446**
402	01	00	00	Productos alimenticios y agropecuarios	134.600	0	0	0	0	134.600
402	01	01	00	Alimentos y bebidas para personas	134.600	0	0	0	0	134.600
402	05	00	00	Productos de papel, cartón e impresos	1.100.280	0	0	0	0	1.100.280
402	05	01	00	Pulpa de madera, papel y cartón	488.360	0	0	0	0	488.360
402	05	02	00	Envases y cajas de papel y cartón	18.900	0	0	0	0	18.900
402	05	03	00	Productos de papel y cartón para oficina	586.520	0	0	0	0	586.520
402	05	04	00	Libros, revistas y periódicos	1.250	0	0	0	0	1.250
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.250	0	0	0	0	5.250
402	06	00	00	Productos químicos y derivados	166.086	0	0	0	0	166.086
402	06	02	00	Abonos, plaguicidas y otros	2.520	0	0	0	0	2.520
402	06	05	00	Productos de tocador	25.536	0	0	0	0	25.536
402	06	06	00	Combustibles y lubricantes	15.600	0	0	0	0	15.600
402	06	08	00	Productos plásticos	122.430	0	0	0	0	122.430
402	08	00	00	Productos metálicos	106.775	0	0	0	0	106.775
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	86.775	0	0	0	0	86.775
402	08	07	00	Material de señalamiento	20.000	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	1.354.563	0	0	0	0	1.354.563
402	10	02	00	Materiales y útiles de limpieza y aseo	110.463	0	0	0	0	110.463
402	10	03	00	Utensilios de cocina y comedor	8.000	0	0	0	0	8.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	260.300	0	0	0	0	260.300
402	10	08	00	Materiales para equipos de computación	422.200	0	0	0	0	422.200
402	10	11	00	Materiales eléctricos	67.800	0	0	0	0	67.800
402	10	12	00	Materiales para instalaciones sanitarias	477.800	0	0	0	0	477.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSA PÚBLICA

PROYECTO: 129805 690023000 SERVICIO Y GARANTÍA DEL DERECHO A LA DEFENSA

OBJETIVO DEL PROYECTO: CONSOLIDAR LOS PROCESOS INTERNOS DE LA DEFENSA PÚBLICA QUE VAYAN EN CONSONANCIA A LAS NECESIDADES JURÍDICAS DEL PODER POPULAR, A LOS PRINCIPIOS RECTORES DE CONVIVENCIA COLECTIVA, SOLIDARIDAD, OPORTUNIDAD Y GARANTÍA DEL DERECHO SUPREMO A LA JUSTICIA, ESTABLECIDAS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y LAS "LÍNEAS GENERALES DEL PLAN DE LA PATRIA, PROYECTO NACIONAL SIMÓN BOLÍVAR, SEGUNDO PLAN SOCIALISTA DE DESARROLLO ECONÓMICO Y SOCIAL DE LA NACIÓN 2013-2019"

UNIDAD DE MEDIDA: NOMBRAMIENTO **META:** 1.283

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE ACTUACIÓN PROCESAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 690023003 ACTIVIDADES DE FORMACIÓN Y CAPACITACIÓN AL PERSONAL DEFENSORÍL, ADMINISTRATIVO Y OBRERO DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: CURSO **META:** 120

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE LA DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	99	00	Otros productos y útiles diversos	8.000	0	0	0	0	8.000
402	99	00	00	Otros materiales y suministros	41.142	0	0	0	0	41.142
402	99	01	00	Otros materiales y suministros	41.142	0	0	0	0	41.142
403	**00**	**00**	**00**	**Servicios no personales**	**15.603.010**	**0**	**0**	**0**	**0**	**15.603.010**
403	01	00	00	Alquileres de inmuebles	100.000	0	0	0	0	100.000
403	01	01	00	Alquileres de edificios y locales	100.000	0	0	0	0	100.000
403	06	00	00	Servicios de transporte y almacenaje	24.000	0	0	0	0	24.000
403	06	03	00	Estacionamiento	24.000	0	0	0	0	24.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.481.800	0	0	0	0	4.481.800
403	07	02	00	Imprenta y reproducción	10.000	0	0	0	0	10.000
403	07	03	00	Relaciones sociales	4.471.800	0	0	0	0	4.471.800
403	09	00	00	Viáticos y pasajes	4.555.220	0	0	0	0	4.555.220
403	09	01	00	Viáticos y pasajes dentro del país	4.555.220	0	0	0	0	4.555.220
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.960.500	0	0	0	0	3.960.500
403	10	09	00	Servicios de lavandería y tintorería	22.500	0	0	0	0	22.500
403	10	99	00	Otros servicios profesionales y técnicos	3.938.000	0	0	0	0	3.938.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.000.000	0	0	0	0	1.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.000.000	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	1.481.490	0	0	0	0	1.481.490
403	18	01	00	Impuesto al valor agregado	1.481.490	0	0	0	0	1.481.490
				Totales	**18.506.456**	**0**	**0**	**0**	**0**	**18.506.456**

ÓRGANO: DEFENSA PÚBLICA

ACCIÓN CENTRALIZADA: 690001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**1.796.087.062**	0	0	0	0	**1.796.087.062**
401	01	00	00	Sueldos, salarios y otras retribuciones	607.904.866	0	0	0	0	607.904.866
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	554.652.355	0	0	0	0	554.652.355
401	01	03	00	Suplencias a empleados	260.105	0	0	0	0	260.105
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	15.236.401	0	0	0	0	15.236.401
401	01	18	00	Remuneraciones al personal contratado	37.303.011	0	0	0	0	37.303.011
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	32.950.011	0	0	0	0	32.950.011
401	01	18	02	Remuneraciones por honorarios profesionales	4.353.000	0	0	0	0	4.353.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	241.752	0	0	0	0	241.752
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	211.242	0	0	0	0	211.242
401	03	00	00	Primas	226.660.881	0	0	0	0	226.660.881
401	03	01	00	Primas por mérito a empleados	35.000.995	0	0	0	0	35.000.995
401	03	02	00	Primas de transporte a empleados	16.033.500	0	0	0	0	16.033.500
401	03	08	00	Primas de profesionalización a empleados	73.965.701	0	0	0	0	73.965.701
401	03	09	00	Primas por antigüedad a empleados	93.835.475	0	0	0	0	93.835.475
401	03	16	00	Primas por mérito a obreros	4.206.715	0	0	0	0	4.206.715
401	03	17	00	Primas de transporte a obreros	1.084.500	0	0	0	0	1.084.500
401	03	21	00	Primas por antigüedad a obreros	2.294.575	0	0	0	0	2.294.575
401	03	22	00	Primas de profesionalización a obreros	47.012	0	0	0	0	47.012
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	110.268	0	0	0	0	110.268
401	03	47	00	Primas al personal de alto nivel y de dirección	82.140	0	0	0	0	82.140
401	04	00	00	Complementos de sueldos y salarios	107.384.576	0	0	0	0	107.384.576
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	439.239	0	0	0	0	439.239
401	04	02	00	Complemento a empleados por trabajo nocturno	72.341	0	0	0	0	72.341
401	04	06	00	Complemento a empleados por comisión de servicios	630.865	0	0	0	0	630.865
401	04	08	00	Bono compensatorio de alimentación a empleados	90.239.063	0	0	0	0	90.239.063
401	04	10	00	Complemento a empleados por días feriados	295.936	0	0	0	0	295.936
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	100.087	0	0	0	0	100.087
401	04	18	00	Bono compensatorio de alimentación a obreros	6.100.313	0	0	0	0	6.100.313
401	04	20	00	Complemento a obreros por días feriados	36.707	0	0	0	0	36.707
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	130.735	0	0	0	0	130.735
401	04	26	00	Bono compensatorio de alimentación al personal contratado	8.732.813	0	0	0	0	8.732.813

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSA PÚBLICA

ACCIÓN CENTRALIZADA: 690001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	28	00	Complemento al personal contratado por días feriados	112.151	0	0	0	0	112.151
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	240.000	0	0	0	0	240.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	25.313	0	0	0	0	25.313
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	180.000	0	0	0	0	180.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	25.313	0	0	0	0	25.313
401	04	96	00	Otros complementos a empleados	15.000	0	0	0	0	15.000
401	04	97	00	Otros complementos a obreros	8.700	0	0	0	0	8.700
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	144.203.849	0	0	0	0	144.203.849
401	05	03	00	Bono vacacional a empleados	132.455.153	0	0	0	0	132.455.153
401	05	06	00	Bono vacacional a obreros	4.622.409	0	0	0	0	4.622.409
401	05	08	00	Bono vacacional al personal contratado	7.048.060	0	0	0	0	7.048.060
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	78.227	0	0	0	0	78.227
401	06	00	00	Aportes patronales y legales	66.383.559	0	0	0	0	66.383.559
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	38.693.563	0	0	0	0	38.693.563
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	10.845.558	0	0	0	0	10.845.558
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	12.172.051	0	0	0	0	12.172.051
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.389.254	0	0	0	0	1.389.254
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	308.723	0	0	0	0	308.723
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	376.300	0	0	0	0	376.300
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.690.831	0	0	0	0	1.690.831
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	478.464	0	0	0	0	478.464
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	377.775	0	0	0	0	377.775
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	14.505	0	0	0	0	14.505
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	9.387	0	0	0	0	9.387
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	4.693	0	0	0	0	4.693
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	12.675	0	0	0	0	12.675
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	5.868	0	0	0	0	5.868
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	3.912	0	0	0	0	3.912
401	07	00	00	Asistencia socio-económica	535.670.763	0	0	0	0	535.670.763

ÓRGANO: DEFENSA PÚBLICA

ACCIÓN CENTRALIZADA: 690001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	51.234.650	0	0	0	0	51.234.650
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	273.305.029	0	0	0	0	273.305.029
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	13.362.000	0	0	0	0	13.362.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.305.676	0	0	0	0	1.305.676
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	19.645.067	0	0	0	0	19.645.067
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	534.480	0	0	0	0	534.480
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	33.845	0	0	0	0	33.845
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	81.515	0	0	0	0	81.515
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	29.574	0	0	0	0	29.574
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	81.515	0	0	0	0	81.515
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	1.981.424	0	0	0	0	1.981.424
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	28.122.606	0	0	0	0	28.122.606
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.336.200	0	0	0	0	1.336.200
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	30.360	0	0	0	0	30.360
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	30.360	0	0	0	0	30.360
401	07	96	00	Otras subvenciones a empleados	124.988.670	0	0	0	0	124.988.670
401	07	97	00	Otras subvenciones a obreros	7.681.310	0	0	0	0	7.681.310
401	07	99	00	Otras subvenciones al personal contratado	11.886.482	0	0	0	0	11.886.482
401	08	00	00	Prestaciones sociales e indemnizaciones	107.278.568	0	0	0	0	107.278.568
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	100.395.066	0	0	0	0	100.395.066
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.920.103	0	0	0	0	2.920.103
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.878.649	0	0	0	0	3.878.649
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	52.151	0	0	0	0	52.151
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	32.599	0	0	0	0	32.599
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	600.000	0	0	0	0	600.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	600.000	0	0	0	0	600.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.483.772**	**0**	**0**	**0**	**0**	**3.483.772**
403	18	00	00	Impuestos indirectos	373.262	0	0	0	0	373.262
403	18	01	00	Impuesto al valor agregado	373.262	0	0	0	0	373.262

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSA PÚBLICA

ACCIÓN CENTRALIZADA: 690001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	3.110.510	0	0	0	0	3.110.510
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	3.110.510	0	0	0	0	3.110.510
				Totales	**1.799.570.834**	**0**	**0**	**0**	**0**	**1.799.570.834**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSA PÚBLICA

ACCIÓN CENTRALIZADA: 690001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSA PÚBLICA

ACCIÓN CENTRALIZADA: 690001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 690001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.796.087.062**	**0**	**0**	**0**	**0**	**1.796.087.062**
401	01	00	00	Sueldos, salarios y otras retribuciones	607.904.866	0	0	0	0	607.904.866
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	554.652.355	0	0	0	0	554.652.355
401	01	03	00	Suplencias a empleados	260.105	0	0	0	0	260.105
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	15.236.401	0	0	0	0	15.236.401
401	01	18	00	Remuneraciones al personal contratado	37.303.011	0	0	0	0	37.303.011
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	32.950.011	0	0	0	0	32.950.011
401	01	18	02	Remuneraciones por honorarios profesionales	4.353.000	0	0	0	0	4.353.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	241.752	0	0	0	0	241.752
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	211.242	0	0	0	0	211.242
401	03	00	00	Primas	226.660.881	0	0	0	0	226.660.881
401	03	01	00	Primas por mérito a empleados	35.000.995	0	0	0	0	35.000.995
401	03	02	00	Primas de transporte a empleados	16.033.500	0	0	0	0	16.033.500
401	03	08	00	Primas de profesionalización a empleados	73.965.701	0	0	0	0	73.965.701
401	03	09	00	Primas por antigüedad a empleados	93.835.475	0	0	0	0	93.835.475
401	03	16	00	Primas por mérito a obreros	4.206.715	0	0	0	0	4.206.715
401	03	17	00	Primas de transporte a obreros	1.084.500	0	0	0	0	1.084.500
401	03	21	00	Primas por antigüedad a obreros	2.294.575	0	0	0	0	2.294.575
401	03	22	00	Primas de profesionalización a obreros	47.012	0	0	0	0	47.012
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	110.268	0	0	0	0	110.268
401	03	47	00	Primas al personal de alto nivel y de dirección	82.140	0	0	0	0	82.140
401	04	00	00	Complementos de sueldos y salarios	107.384.576	0	0	0	0	107.384.576
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	439.239	0	0	0	0	439.239
401	04	02	00	Complemento a empleados por trabajo nocturno	72.341	0	0	0	0	72.341
401	04	06	00	Complemento a empleados por comisión de servicios	630.865	0	0	0	0	630.865
401	04	08	00	Bono compensatorio de alimentación a empleados	90.239.063	0	0	0	0	90.239.063
401	04	10	00	Complemento a empleados por días feriados	295.936	0	0	0	0	295.936

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSA PÚBLICA

ACCIÓN CENTRALIZADA: 690001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 690001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	100.087	0	0	0	0	100.087
401	04	18	00	Bono compensatorio de alimentación a obreros	6.100.313	0	0	0	0	6.100.313
401	04	20	00	Complemento a obreros por días feriados	36.707	0	0	0	0	36.707
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	130.735	0	0	0	0	130.735
401	04	26	00	Bono compensatorio de alimentación al personal contratado	8.732.813	0	0	0	0	8.732.813
401	04	28	00	Complemento al personal contratado por días feriados	112.151	0	0	0	0	112.151
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	240.000	0	0	0	0	240.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	25.313	0	0	0	0	25.313
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	180.000	0	0	0	0	180.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	25.313	0	0	0	0	25.313
401	04	96	00	Otros complementos a empleados	15.000	0	0	0	0	15.000
401	04	97	00	Otros complementos a obreros	8.700	0	0	0	0	8.700
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	144.203.849	0	0	0	0	144.203.849
401	05	03	00	Bono vacacional a empleados	132.455.153	0	0	0	0	132.455.153
401	05	06	00	Bono vacacional a obreros	4.622.409	0	0	0	0	4.622.409
401	05	08	00	Bono vacacional al personal contratado	7.048.060	0	0	0	0	7.048.060
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	78.227	0	0	0	0	78.227
401	06	00	00	Aportes patronales y legales	66.383.559	0	0	0	0	66.383.559
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	38.693.563	0	0	0	0	38.693.563
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	10.845.558	0	0	0	0	10.845.558
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	12.172.051	0	0	0	0	12.172.051
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.389.254	0	0	0	0	1.389.254
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	308.723	0	0	0	0	308.723
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	376.300	0	0	0	0	376.300
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.690.831	0	0	0	0	1.690.831
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	478.464	0	0	0	0	478.464

ÓRGANO: DEFENSA PÚBLICA

ACCIÓN CENTRALIZADA: 690001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 690001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	377.775	0	0	0	0	377.775
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	14.505	0	0	0	0	14.505
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	9.387	0	0	0	0	9.387
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	4.693	0	0	0	0	4.693
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	12.675	0	0	0	0	12.675
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	5.868	0	0	0	0	5.868
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	3.912	0	0	0	0	3.912
401	07	00	00	Asistencia socio-económica	535.670.763	0	0	0	0	535.670.763
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	51.234.650	0	0	0	0	51.234.650
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	273.305.029	0	0	0	0	273.305.029
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	13.362.000	0	0	0	0	13.362.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.305.676	0	0	0	0	1.305.676
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	19.645.067	0	0	0	0	19.645.067
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	534.480	0	0	0	0	534.480
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	33.845	0	0	0	0	33.845
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	81.515	0	0	0	0	81.515
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	29.574	0	0	0	0	29.574
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	81.515	0	0	0	0	81.515
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	1.981.424	0	0	0	0	1.981.424
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	28.122.606	0	0	0	0	28.122.606
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.336.200	0	0	0	0	1.336.200
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	30.360	0	0	0	0	30.360
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	30.360	0	0	0	0	30.360
401	07	96	00	Otras subvenciones a empleados	124.988.670	0	0	0	0	124.988.670

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSA PÚBLICA

ACCIÓN CENTRALIZADA: 690001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 690001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	97	00	Otras subvenciones a obreros	7.681.310	0	0	0	0	7.681.310
401	07	99	00	Otras subvenciones al personal contratado	11.886.482	0	0	0	0	11.886.482
401	08	00	00	Prestaciones sociales e indemnizaciones	107.278.568	0	0	0	0	107.278.568
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	100.395.066	0	0	0	0	100.395.066
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.920.103	0	0	0	0	2.920.103
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.878.649	0	0	0	0	3.878.649
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	52.151	0	0	0	0	52.151
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	32.599	0	0	0	0	32.599
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	600.000	0	0	0	0	600.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	600.000	0	0	0	0	600.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.483.772**	**0**	**0**	**0**	**0**	**3.483.772**
403	18	00	00	Impuestos indirectos	373.262	0	0	0	0	373.262
403	18	01	00	Impuesto al valor agregado	373.262	0	0	0	0	373.262
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	3.110.510	0	0	0	0	3.110.510
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	3.110.510	0	0	0	0	3.110.510
				Totales	**1.799.570.834**	**0**	**0**	**0**	**0**	**1.799.570.834**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSA PÚBLICA

ACCIÓN CENTRALIZADA: 690002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**323.556.586**	0	0	0	0	**323.556.586**
402	01	00	00	Productos alimenticios y agropecuarios	35.233.872	0	0	0	0	35.233.872
402	01	01	00	Alimentos y bebidas para personas	35.173.872	0	0	0	0	35.173.872
402	01	03	00	Productos agrícolas y pecuarios	60.000	0	0	0	0	60.000
402	02	00	00	Productos de minas, canteras y yacimientos	1.099.913	0	0	0	0	1.099.913
402	02	02	00	Petróleo crudo y gas natural	12.393	0	0	0	0	12.393
402	02	04	00	Mineral no ferroso	77.520	0	0	0	0	77.520
402	02	05	00	Piedra, arcilla, arena y tierra	1.010.000	0	0	0	0	1.010.000
402	03	00	00	Textiles y vestuarios	6.756.572	0	0	0	0	6.756.572
402	03	01	00	Textiles	680.000	0	0	0	0	680.000
402	03	02	00	Prendas de vestir	6.046.572	0	0	0	0	6.046.572
402	03	03	00	Calzados	30.000	0	0	0	0	30.000
402	04	00	00	Productos de cuero y caucho	2.747.000	0	0	0	0	2.747.000
402	04	03	00	Cauchos y tripas para vehículos	2.747.000	0	0	0	0	2.747.000
402	05	00	00	Productos de papel, cartón e impresos	20.734.482	0	0	0	0	20.734.482
402	05	01	00	Pulpa de madera, papel y cartón	5.399.850	0	0	0	0	5.399.850
402	05	02	00	Envases y cajas de papel y cartón	562.000	0	0	0	0	562.000
402	05	03	00	Productos de papel y cartón para oficina	14.108.632	0	0	0	0	14.108.632
402	05	04	00	Libros, revistas y periódicos	284.000	0	0	0	0	284.000
402	05	05	00	Material de enseñanza	115.000	0	0	0	0	115.000
402	05	06	00	Productos de papel y cartón para computación	40.000	0	0	0	0	40.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	225.000	0	0	0	0	225.000
402	06	00	00	Productos químicos y derivados	45.316.321	0	0	0	0	45.316.321
402	06	01	00	Sustancias químicas y de uso industrial	16.545.372	0	0	0	0	16.545.372
402	06	02	00	Abonos, plaguicidas y otros	10.000	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	20.163.896	0	0	0	0	20.163.896
402	06	04	00	Productos farmacéuticos y medicamentos	899.400	0	0	0	0	899.400
402	06	05	00	Productos de tocador	577.661	0	0	0	0	577.661
402	06	06	00	Combustibles y lubricantes	2.409.832	0	0	0	0	2.409.832
402	06	08	00	Productos plásticos	4.528.012	0	0	0	0	4.528.012
402	06	99	00	Otros productos de la industria química y conexos	182.148	0	0	0	0	182.148
402	07	00	00	Productos minerales no metálicos	3.287.730	0	0	0	0	3.287.730
402	07	01	00	Productos de barro, loza y porcelana	1.502.500	0	0	0	0	1.502.500

ÓRGANO: DEFENSA PÚBLICA

ACCIÓN CENTRALIZADA: 690002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	02	00	Vidrios y productos de vidrio	530.000	0	0	0	0	530.000
402	07	03	00	Productos de arcilla para construcción	40.000	0	0	0	0	40.000
402	07	04	00	Cemento, cal y yeso	1.215.230	0	0	0	0	1.215.230
402	08	00	00	Productos metálicos	21.650.455	0	0	0	0	21.650.455
402	08	01	00	Productos primarios de hierro y acero	896.650	0	0	0	0	896.650
402	08	02	00	Productos de metales no ferrosos	3.030.910	0	0	0	0	3.030.910
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.825.380	0	0	0	0	10.825.380
402	08	04	00	Productos metálicos estructurales	136.936	0	0	0	0	136.936
402	08	07	00	Material de señalamiento	10.000	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.679.290	0	0	0	0	3.679.290
402	08	10	00	Repuestos y accesorios para otros equipos	1.711.634	0	0	0	0	1.711.634
402	08	99	00	Otros productos metálicos	1.359.655	0	0	0	0	1.359.655
402	09	00	00	Productos de madera	1.352.980	0	0	0	0	1.352.980
402	09	01	00	Productos primarios de madera	1.312.980	0	0	0	0	1.312.980
402	09	02	00	Muebles y accesorios de madera para edificaciones	40.000	0	0	0	0	40.000
402	10	00	00	Productos varios y útiles diversos	182.654.057	0	0	0	0	182.654.057
402	10	01	00	Artículos de deporte, recreación y juguetes	1.180.500	0	0	0	0	1.180.500
402	10	02	00	Materiales y útiles de limpieza y aseo	6.368.971	0	0	0	0	6.368.971
402	10	03	00	Utensilios de cocina y comedor	284.500	0	0	0	0	284.500
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	969.417	0	0	0	0	969.417
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.307.600	0	0	0	0	10.307.600
402	10	06	00	Condecoraciones, ofrendas y similares	120.000	0	0	0	0	120.000
402	10	07	00	Productos de seguridad en el trabajo	495.060	0	0	0	0	495.060
402	10	08	00	Materiales para equipos de computación	155.724.183	0	0	0	0	155.724.183
402	10	11	00	Materiales eléctricos	4.250.582	0	0	0	0	4.250.582
402	10	12	00	Materiales para instalaciones sanitarias	1.099.474	0	0	0	0	1.099.474
402	10	99	00	Otros productos y útiles diversos	1.853.770	0	0	0	0	1.853.770
402	99	00	00	Otros materiales y suministros	2.723.204	0	0	0	0	2.723.204
402	99	01	00	Otros materiales y suministros	2.723.204	0	0	0	0	2.723.204
403	**00**	**00**	**00**	**Servicios no personales**	**287.259.040**	**0**	**0**	**0**	**0**	**287.259.040**
403	01	00	00	Alquileres de inmuebles	18.676.524	0	0	0	0	18.676.524
403	01	01	00	Alquileres de edificios y locales	18.676.524	0	0	0	0	18.676.524
403	03	00	00	Derechos sobre bienes intangibles	4.000.000	0	0	0	0	4.000.000

ÓRGANO: DEFENSA PÚBLICA

ACCIÓN CENTRALIZADA: 690002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	03	03	00	Paquetes y programas de computación	4.000.000	0	0	0	0	4.000.000
403	04	00	00	Servicios básicos	48.392.626	0	0	0	0	48.392.626
403	04	01	00	Electricidad	2.522.488	0	0	0	0	2.522.488
403	04	03	00	Agua	1.155.306	0	0	0	0	1.155.306
403	04	04	00	Teléfonos	17.789.174	0	0	0	0	17.789.174
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	17.789.174	0	0	0	0	17.789.174
403	04	05	00	Servicio de comunicaciones	20.425.081	0	0	0	0	20.425.081
403	04	06	00	Servicio de aseo urbano y domiciliario	1.985.995	0	0	0	0	1.985.995
403	04	07	00	Servicio de condominio	4.514.582	0	0	0	0	4.514.582
403	06	00	00	Servicios de transporte y almacenaje	736.500	0	0	0	0	736.500
403	06	01	00	Fletes y embalajes	300.000	0	0	0	0	300.000
403	06	03	00	Estacionamiento	293.500	0	0	0	0	293.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	143.000	0	0	0	0	143.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	34.477.270	0	0	0	0	34.477.270
403	07	01	00	Publicidad y propaganda	350.000	0	0	0	0	350.000
403	07	02	00	Imprenta y reproducción	5.952.500	0	0	0	0	5.952.500
403	07	03	00	Relaciones sociales	28.094.770	0	0	0	0	28.094.770
403	07	04	00	Avisos	80.000	0	0	0	0	80.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	23.129.087	0	0	0	0	23.129.087
403	08	01	00	Primas y gastos de seguros	22.627.087	0	0	0	0	22.627.087
403	08	02	00	Comisiones y gastos bancarios	502.000	0	0	0	0	502.000
403	09	00	00	Viáticos y pasajes	42.915.874	0	0	0	0	42.915.874
403	09	01	00	Viáticos y pasajes dentro del país	37.165.274	0	0	0	0	37.165.274
403	09	02	00	Viáticos y pasajes fuera del país	5.750.600	0	0	0	0	5.750.600
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	11.323.778	0	0	0	0	11.323.778
403	10	99	00	Otros servicios profesionales y técnicos	11.323.778	0	0	0	0	11.323.778
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	34.484.567	0	0	0	0	34.484.567
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	24.224.567	0	0	0	0	24.224.567
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	30.000	0	0	0	0	30.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	50.000	0	0	0	0	50.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	9.880.000	0	0	0	0	9.880.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	300.000	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSA PÚBLICA

ACCIÓN CENTRALIZADA: 690002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	2.061.937	0	0	0	0	2.061.937
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.061.937	0	0	0	0	2.061.937
403	15	00	00	Servicios fiscales	71.240	0	0	0	0	71.240
403	15	02	00	Tasas y otros derechos obligatorios	71.240	0	0	0	0	71.240
403	18	00	00	Impuestos indirectos	65.935.637	0	0	0	0	65.935.637
403	18	01	00	Impuesto al valor agregado	65.935.637	0	0	0	0	65.935.637
403	99	00	00	Otros servicios no personales	1.054.000	0	0	0	0	1.054.000
403	99	01	00	Otros servicios no personales	1.054.000	0	0	0	0	1.054.000
404	**00**	**00**	**00**	**Activos reales**	**169.944.147**	**0**	**0**	**0**	**0**	**169.944.147**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	26.027.777	0	0	0	0	26.027.777
404	01	01	00	Repuestos mayores	26.027.777	0	0	0	0	26.027.777
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	26.027.777	0	0	0	0	26.027.777
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	488.824	0	0	0	0	488.824
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	110.244	0	0	0	0	110.244
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	15.000	0	0	0	0	15.000
404	03	05	00	Maquinaria y equipos industriales y de taller	363.580	0	0	0	0	363.580
404	04	00	00	Equipos de transporte, tracción y elevación	44.702.857	0	0	0	0	44.702.857
404	04	01	00	Vehículos automotores terrestres	44.642.857	0	0	0	0	44.642.857
404	04	05	00	Vehículos de tracción no motorizados	60.000	0	0	0	0	60.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	22.579.894	0	0	0	0	22.579.894
404	05	01	00	Equipos de telecomunicaciones	22.579.894	0	0	0	0	22.579.894
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	280.000	0	0	0	0	280.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	280.000	0	0	0	0	280.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.021.959	0	0	0	0	1.021.959
404	07	01	00	Equipos científicos y de laboratorio	911.959	0	0	0	0	911.959
404	07	02	00	Equipos de enseñanza, deporte y recreación	30.000	0	0	0	0	30.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	80.000	0	0	0	0	80.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	602.836	0	0	0	0	602.836
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	602.836	0	0	0	0	602.836
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	74.240.000	0	0	0	0	74.240.000
404	09	01	00	Mobiliario y equipos de oficina	60.000	0	0	0	0	60.000
404	09	02	00	Equipos de computación	64.130.000	0	0	0	0	64.130.000
404	09	03	00	Mobiliario y equipos de alojamiento	10.000.000	0	0	0	0	10.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSA PÚBLICA

ACCIÓN CENTRALIZADA: 690002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	50.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**663.623**	**0**	**0**	**0**	**0**	**663.623**
411	11	00	00	Obligaciones de ejercicios anteriores	663.623	0	0	0	0	663.623
411	11	04	00	Compromisos pendientes de ejercicios anteriores	663.623	0	0	0	0	663.623
				Totales	**781.423.396**	**0**	**0**	**0**	**0**	**781.423.396**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS **69 - 32**

ÓRGANO: DEFENSA PÚBLICA

ACCIÓN CENTRALIZADA: 690002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: DEFENSA PÚBLICA

ACCIÓN CENTRALIZADA: 690002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 690002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**323.556.586**	**0**	**0**	**0**	**0**	**323.556.586**
402	01	00	00	Productos alimenticios y agropecuarios	35.233.872	0	0	0	0	35.233.872
402	01	01	00	Alimentos y bebidas para personas	35.173.872	0	0	0	0	35.173.872
402	01	03	00	Productos agrícolas y pecuarios	60.000	0	0	0	0	60.000
402	02	00	00	Productos de minas, canteras y yacimientos	1.099.913	0	0	0	0	1.099.913
402	02	02	00	Petróleo crudo y gas natural	12.393	0	0	0	0	12.393
402	02	04	00	Mineral no ferroso	77.520	0	0	0	0	77.520
402	02	05	00	Piedra, arcilla, arena y tierra	1.010.000	0	0	0	0	1.010.000
402	03	00	00	Textiles y vestuarios	6.756.572	0	0	0	0	6.756.572
402	03	01	00	Textiles	680.000	0	0	0	0	680.000
402	03	02	00	Prendas de vestir	6.046.572	0	0	0	0	6.046.572
402	03	03	00	Calzados	30.000	0	0	0	0	30.000
402	04	00	00	Productos de cuero y caucho	2.747.000	0	0	0	0	2.747.000
402	04	03	00	Cauchos y tripas para vehículos	2.747.000	0	0	0	0	2.747.000
402	05	00	00	Productos de papel, cartón e impresos	20.734.482	0	0	0	0	20.734.482
402	05	01	00	Pulpa de madera, papel y cartón	5.399.850	0	0	0	0	5.399.850
402	05	02	00	Envases y cajas de papel y cartón	562.000	0	0	0	0	562.000
402	05	03	00	Productos de papel y cartón para oficina	14.108.632	0	0	0	0	14.108.632
402	05	04	00	Libros, revistas y periódicos	284.000	0	0	0	0	284.000
402	05	05	00	Material de enseñanza	115.000	0	0	0	0	115.000
402	05	06	00	Productos de papel y cartón para computación	40.000	0	0	0	0	40.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	225.000	0	0	0	0	225.000
402	06	00	00	Productos químicos y derivados	45.316.321	0	0	0	0	45.316.321
402	06	01	00	Sustancias químicas y de uso industrial	16.545.372	0	0	0	0	16.545.372
402	06	02	00	Abonos, plaguicidas y otros	10.000	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	20.163.896	0	0	0	0	20.163.896
402	06	04	00	Productos farmacéuticos y medicamentos	899.400	0	0	0	0	899.400
402	06	05	00	Productos de tocador	577.661	0	0	0	0	577.661

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSA PÚBLICA

ACCIÓN CENTRALIZADA: 690002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 690002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	06	00	Combustibles y lubricantes	2.409.832	0	0	0	0	2.409.832
402	06	08	00	Productos plásticos	4.528.012	0	0	0	0	4.528.012
402	06	99	00	Otros productos de la industria química y conexos	182.148	0	0	0	0	182.148
402	07	00	00	Productos minerales no metálicos	3.287.730	0	0	0	0	3.287.730
402	07	01	00	Productos de barro, loza y porcelana	1.502.500	0	0	0	0	1.502.500
402	07	02	00	Vidrios y productos de vidrio	530.000	0	0	0	0	530.000
402	07	03	00	Productos de arcilla para construcción	40.000	0	0	0	0	40.000
402	07	04	00	Cemento, cal y yeso	1.215.230	0	0	0	0	1.215.230
402	08	00	00	Productos metálicos	21.650.455	0	0	0	0	21.650.455
402	08	01	00	Productos primarios de hierro y acero	896.650	0	0	0	0	896.650
402	08	02	00	Productos de metales no ferrosos	3.030.910	0	0	0	0	3.030.910
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.825.380	0	0	0	0	10.825.380
402	08	04	00	Productos metálicos estructurales	136.936	0	0	0	0	136.936
402	08	07	00	Material de señalamiento	10.000	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.679.290	0	0	0	0	3.679.290
402	08	10	00	Repuestos y accesorios para otros equipos	1.711.634	0	0	0	0	1.711.634
402	08	99	00	Otros productos metálicos	1.359.655	0	0	0	0	1.359.655
402	09	00	00	Productos de madera	1.352.980	0	0	0	0	1.352.980
402	09	01	00	Productos primarios de madera	1.312.980	0	0	0	0	1.312.980
402	09	02	00	Muebles y accesorios de madera para edificaciones	40.000	0	0	0	0	40.000
402	10	00	00	Productos varios y útiles diversos	182.654.057	0	0	0	0	182.654.057
402	10	01	00	Artículos de deporte, recreación y juguetes	1.180.500	0	0	0	0	1.180.500
402	10	02	00	Materiales y útiles de limpieza y aseo	6.368.971	0	0	0	0	6.368.971
402	10	03	00	Utensilios de cocina y comedor	284.500	0	0	0	0	284.500
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	969.417	0	0	0	0	969.417
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.307.600	0	0	0	0	10.307.600
402	10	06	00	Condecoraciones, ofrendas y similares	120.000	0	0	0	0	120.000
402	10	07	00	Productos de seguridad en el trabajo	495.060	0	0	0	0	495.060

ÓRGANO: DEFENSA PÚBLICA **ACCIÓN CENTRALIZADA:** 690002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 690002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	08	00	Materiales para equipos de computación	155.724.183	0	0	0	0	155.724.183
402	10	11	00	Materiales eléctricos	4.250.582	0	0	0	0	4.250.582
402	10	12	00	Materiales para instalaciones sanitarias	1.099.474	0	0	0	0	1.099.474
402	10	99	00	Otros productos y útiles diversos	1.853.770	0	0	0	0	1.853.770
402	99	00	00	Otros materiales y suministros	2.723.204	0	0	0	0	2.723.204
402	99	01	00	Otros materiales y suministros	2.723.204	0	0	0	0	2.723.204
403	**00**	**00**	**00**	**Servicios no personales**	**287.259.040**	**0**	**0**	**0**	**0**	**287.259.040**
403	01	00	00	Alquileres de inmuebles	18.676.524	0	0	0	0	18.676.524
403	01	01	00	Alquileres de edificios y locales	18.676.524	0	0	0	0	18.676.524
403	03	00	00	Derechos sobre bienes intangibles	4.000.000	0	0	0	0	4.000.000
403	03	03	00	Paquetes y programas de computación	4.000.000	0	0	0	0	4.000.000
403	04	00	00	Servicios básicos	48.392.626	0	0	0	0	48.392.626
403	04	01	00	Electricidad	2.522.488	0	0	0	0	2.522.488
403	04	03	00	Agua	1.155.306	0	0	0	0	1.155.306
403	04	04	00	Teléfonos	17.789.174	0	0	0	0	17.789.174
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	17.789.174	0	0	0	0	17.789.174
403	04	05	00	Servicio de comunicaciones	20.425.081	0	0	0	0	20.425.081
403	04	06	00	Servicio de aseo urbano y domiciliario	1.985.995	0	0	0	0	1.985.995
403	04	07	00	Servicio de condominio	4.514.582	0	0	0	0	4.514.582
403	06	00	00	Servicios de transporte y almacenaje	736.500	0	0	0	0	736.500
403	06	01	00	Fletes y embalajes	300.000	0	0	0	0	300.000
403	06	03	00	Estacionamiento	293.500	0	0	0	0	293.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	143.000	0	0	0	0	143.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	34.477.270	0	0	0	0	34.477.270
403	07	01	00	Publicidad y propaganda	350.000	0	0	0	0	350.000
403	07	02	00	Imprenta y reproducción	5.952.500	0	0	0	0	5.952.500
403	07	03	00	Relaciones sociales	28.094.770	0	0	0	0	28.094.770
403	07	04	00	Avisos	80.000	0	0	0	0	80.000

ÓRGANO: DEFENSA PÚBLICA

ACCIÓN CENTRALIZADA: 690002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 690002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	23.129.087	0	0	0	0	23.129.087
403	08	01	00	Primas y gastos de seguros	22.627.087	0	0	0	0	22.627.087
403	08	02	00	Comisiones y gastos bancarios	502.000	0	0	0	0	502.000
403	09	00	00	Viáticos y pasajes	42.915.874	0	0	0	0	42.915.874
403	09	01	00	Viáticos y pasajes dentro del país	37.165.274	0	0	0	0	37.165.274
403	09	02	00	Viáticos y pasajes fuera del país	5.750.600	0	0	0	0	5.750.600
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	11.323.778	0	0	0	0	11.323.778
403	10	99	00	Otros servicios profesionales y técnicos	11.323.778	0	0	0	0	11.323.778
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	34.484.567	0	0	0	0	34.484.567
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	24.224.567	0	0	0	0	24.224.567
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	30.000	0	0	0	0	30.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	50.000	0	0	0	0	50.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	9.880.000	0	0	0	0	9.880.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	300.000	0	0	0	0	300.000
403	12	00	00	Conservación y reparaciones menores de obras	2.061.937	0	0	0	0	2.061.937
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.061.937	0	0	0	0	2.061.937
403	15	00	00	Servicios fiscales	71.240	0	0	0	0	71.240
403	15	02	00	Tasas y otros derechos obligatorios	71.240	0	0	0	0	71.240
403	18	00	00	Impuestos indirectos	65.935.637	0	0	0	0	65.935.637
403	18	01	00	Impuesto al valor agregado	65.935.637	0	0	0	0	65.935.637
403	99	00	00	Otros servicios no personales	1.054.000	0	0	0	0	1.054.000
403	99	01	00	Otros servicios no personales	1.054.000	0	0	0	0	1.054.000
404	**00**	**00**	**00**	**Activos reales**	**169.944.147**	**0**	**0**	**0**	**0**	**169.944.147**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	26.027.777	0	0	0	0	26.027.777
404	01	01	00	Repuestos mayores	26.027.777	0	0	0	0	26.027.777
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	26.027.777	0	0	0	0	26.027.777
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	488.824	0	0	0	0	488.824

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSA PÚBLICA

ACCIÓN CENTRALIZADA: 690002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 690002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	110.244	0	0	0	0	110.244
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	15.000	0	0	0	0	15.000
404	03	05	00	Maquinaria y equipos industriales y de taller	363.580	0	0	0	0	363.580
404	04	00	00	Equipos de transporte, tracción y elevación	44.702.857	0	0	0	0	44.702.857
404	04	01	00	Vehículos automotores terrestres	44.642.857	0	0	0	0	44.642.857
404	04	05	00	Vehículos de tracción no motorizados	60.000	0	0	0	0	60.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	22.579.894	0	0	0	0	22.579.894
404	05	01	00	Equipos de telecomunicaciones	22.579.894	0	0	0	0	22.579.894
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	280.000	0	0	0	0	280.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	280.000	0	0	0	0	280.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.021.959	0	0	0	0	1.021.959
404	07	01	00	Equipos científicos y de laboratorio	911.959	0	0	0	0	911.959
404	07	02	00	Equipos de enseñanza, deporte y recreación	30.000	0	0	0	0	30.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	80.000	0	0	0	0	80.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	602.836	0	0	0	0	602.836
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	602.836	0	0	0	0	602.836
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	74.240.000	0	0	0	0	74.240.000
404	09	01	00	Mobiliario y equipos de oficina	60.000	0	0	0	0	60.000
404	09	02	00	Equipos de computación	64.130.000	0	0	0	0	64.130.000
404	09	03	00	Mobiliario y equipos de alojamiento	10.000.000	0	0	0	0	10.000.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	50.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**663.623**	**0**	**0**	**0**	**0**	**663.623**
411	11	00	00	Obligaciones de ejercicios anteriores	663.623	0	0	0	0	663.623
411	11	04	00	Compromisos pendientes de ejercicios anteriores	663.623	0	0	0	0	663.623
				Totales	**781.423.396**	**0**	**0**	**0**	**0**	**781.423.396**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSA PÚBLICA **ACCIÓN CENTRALIZADA:** 690003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**202.208.633**	**0**	**0**	**0**	**0**	**202.208.633**
407	01	00	00	Transferencias y donaciones corrientes internas	202.208.633	0	0	0	0	202.208.633
407	01	01	00	Transferencias corrientes internas al sector privado	202.208.633	0	0	0	0	202.208.633
407	01	01	01	Pensiones del personal empleado, obrero y militar	21.864.431	0	0	0	0	21.864.431
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	98.026.725	0	0	0	0	98.026.725
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	3.061.020	0	0	0	0	3.061.020
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	13.286.912	0	0	0	0	13.286.912
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.467.000	0	0	0	0	1.467.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	13.723.741	0	0	0	0	13.723.741
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	45.729.804	0	0	0	0	45.729.804
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	5.049.000	0	0	0	0	5.049.000
				Totales	**202.208.633**	**0**	**0**	**0**	**0**	**202.208.633**

ÓRGANO: DEFENSA PÚBLICA

ACCIÓN CENTRALIZADA: 690003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: DEFENSA PÚBLICA

ACCIÓN CENTRALIZADA: 690003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 690003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**202.208.633**	**0**	**0**	**0**	**0**	**202.208.633**
407	01	00	00	Transferencias y donaciones corrientes internas	202.208.633	0	0	0	0	202.208.633
407	01	01	00	Transferencias corrientes internas al sector privado	202.208.633	0	0	0	0	202.208.633
407	01	01	01	Pensiones del personal empleado, obrero y militar	21.864.431	0	0	0	0	21.864.431
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	98.026.725	0	0	0	0	98.026.725
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	3.061.020	0	0	0	0	3.061.020
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	13.286.912	0	0	0	0	13.286.912
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.467.000	0	0	0	0	1.467.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	13.723.741	0	0	0	0	13.723.741
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	45.729.804	0	0	0	0	45.729.804
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	5.049.000	0	0	0	0	5.049.000
				Totales	**202.208.633**	**0**	**0**	**0**	**0**	**202.208.633**

70
Ministerio del Poder Popular de Economía y Finanzas

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.353.585.718**	**0**	**0**	**0**	**0**	**2.353.585.718**
401	01	00	00	Sueldos, salarios y otras retribuciones	310.122.325	0	0	0	0	310.122.325
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	104.788.278	0	0	0	0	104.788.278
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	33.000.000	0	0	0	0	33.000.000
401	01	03	00	Suplencias a empleados	2.913.200	0	0	0	0	2.913.200
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	42.923.608	0	0	0	0	42.923.608
401	01	18	00	Remuneraciones al personal contratado	121.950.840	0	0	0	0	121.950.840
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	107.621.840	0	0	0	0	107.621.840
401	01	18	02	Remuneraciones por honorarios profesionales	14.329.000	0	0	0	0	14.329.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	3.381.600	0	0	0	0	3.381.600
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	89.061	0	0	0	0	89.061
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.075.738	0	0	0	0	1.075.738
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	33.772.920	0	0	0	0	33.772.920
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	17.724.929	0	0	0	0	17.724.929
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	16.020.992	0	0	0	0	16.020.992
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	26.999	0	0	0	0	26.999
401	03	00	00	Primas	124.739.834	0	0	0	0	124.739.834
401	03	01	00	Primas por mérito a empleados	153.000	0	0	0	0	153.000
401	03	02	00	Primas de transporte a empleados	11.638.200	0	0	0	0	11.638.200
401	03	08	00	Primas de profesionalización a empleados	13.778.218	0	0	0	0	13.778.218
401	03	09	00	Primas por antigüedad a empleados	21.950.135	0	0	0	0	21.950.135
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	24.323.145	0	0	0	0	24.323.145
401	03	19	00	Primas por hijos de obreros	28.865	0	0	0	0	28.865
401	03	21	00	Primas por antigüedad a obreros	6.261.601	0	0	0	0	6.261.601
401	03	22	00	Primas de profesionalización a obreros	1.387.936	0	0	0	0	1.387.936
401	03	37	00	Primas de transporte al personal contratado	20.278.601	0	0	0	0	20.278.601
401	03	40	00	Primas de profesionalización al personal contratado	469.196	0	0	0	0	469.196
401	03	41	00	Primas por antigüedad al personal contratado	8.309.001	0	0	0	0	8.309.001
401	03	47	00	Primas al personal de alto nivel y de dirección	215.827	0	0	0	0	215.827
401	03	95	00	Otras primas al personal de alto nivel y de dirección	302.355	0	0	0	0	302.355

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	97	00	Otras primas a empleados	15.643.754	0	0	0	0	15.643.754
401	04	00	00	Complementos de sueldos y salarios	292.591.321	0	0	0	0	292.591.321
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	20.927.698	0	0	0	0	20.927.698
401	04	02	00	Complemento a empleados por trabajo nocturno	668.620	0	0	0	0	668.620
401	04	04	00	Complemento a empleados por gastos de transporte	6.796.400	0	0	0	0	6.796.400
401	04	05	00	Complemento a empleados por gastos de representación	600.000	0	0	0	0	600.000
401	04	06	00	Complemento a empleados por comisión de servicios	6.596.344	0	0	0	0	6.596.344
401	04	08	00	Bono compensatorio de alimentación a empleados	39.456.030	0	0	0	0	39.456.030
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	5.050.131	0	0	0	0	5.050.131
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	889.478	0	0	0	0	889.478
401	04	17	00	Complemento a obreros por gastos de transporte	9.658.400	0	0	0	0	9.658.400
401	04	18	00	Bono compensatorio de alimentación a obreros	16.123.600	0	0	0	0	16.123.600
401	04	20	00	Complemento a obreros por días feriados	2.426.540	0	0	0	0	2.426.540
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	2.380.287	0	0	0	0	2.380.287
401	04	26	00	Bono compensatorio de alimentación al personal contratado	36.135.416	0	0	0	0	36.135.416
401	04	28	00	Complemento al personal contratado por días feriados	1.508.241	0	0	0	0	1.508.241
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	351.540	0	0	0	0	351.540
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	14.000	0	0	0	0	14.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	172.000	0	0	0	0	172.000
401	04	96	00	Otros complementos a empleados	43.095.448	0	0	0	0	43.095.448
401	04	97	00	Otros complementos a obreros	16.678.229	0	0	0	0	16.678.229
401	04	98	00	Otros complementos al personal contratado	83.062.919	0	0	0	0	83.062.919
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	198.122.975	0	0	0	0	198.122.975
401	05	01	00	Aguinaldos a empleados	74.324.230	0	0	0	0	74.324.230
401	05	03	00	Bono vacacional a empleados	25.699.148	0	0	0	0	25.699.148
401	05	04	00	Aguinaldos a obreros	19.945.240	0	0	0	0	19.945.240
401	05	06	00	Bono vacacional a obreros	11.706.970	0	0	0	0	11.706.970
401	05	07	00	Aguinaldos al personal contratado	38.481.461	0	0	0	0	38.481.461
401	05	08	00	Bono vacacional al personal contratado	26.396.330	0	0	0	0	26.396.330
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	188.086	0	0	0	0	188.086
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	36.700	0	0	0	0	36.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.039.603	0	0	0	0	1.039.603
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	305.207	0	0	0	0	305.207
401	06	00	00	Aportes patronales y legales	94.010.557	0	0	0	0	94.010.557
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	21.854.076	0	0	0	0	21.854.076
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	7.112.963	0	0	0	0	7.112.963
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.779.304	0	0	0	0	4.779.304
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	7.287.589	0	0	0	0	7.287.589
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	9.578.509	0	0	0	0	9.578.509
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	3.175.882	0	0	0	0	3.175.882
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.139.670	0	0	0	0	2.139.670
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	5.993.573	0	0	0	0	5.993.573
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	14.860.602	0	0	0	0	14.860.602
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	7.491.506	0	0	0	0	7.491.506
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	4.280.944	0	0	0	0	4.280.944
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	397.257	0	0	0	0	397.257
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	9.909	0	0	0	0	9.909
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	18.809	0	0	0	0	18.809
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	179.696	0	0	0	0	179.696
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	66.505	0	0	0	0	66.505
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	87.563	0	0	0	0	87.563
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	24.763	0	0	0	0	24.763
401	06	95	00	Otros aportes legales por personal contratado	4.671.437	0	0	0	0	4.671.437
401	07	00	00	Asistencia socio-económica	937.779.113	0	0	0	0	937.779.113
401	07	01	00	Capacitación y adiestramiento a empleados	2.224.000	0	0	0	0	2.224.000
401	07	02	00	Becas a empleados	17.350.804	0	0	0	0	17.350.804
401	07	03	00	Ayudas por matrimonio a empleados	67.380	0	0	0	0	67.380
401	07	04	00	Ayudas por nacimiento de hijos a empleados	104.274	0	0	0	0	104.274
401	07	05	00	Ayudas por defunción a empleados	200.000	0	0	0	0	200.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.770.000	0	0	0	0	2.770.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	100.217.743	0	0	0	0	100.217.743
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	126.965.678	0	0	0	0	126.965.678
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	6.551.586	0	0	0	0	6.551.586
401	07	10	00	Dotación de uniformes a empleados	21.051.580	0	0	0	0	21.051.580
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	8.188.838	0	0	0	0	8.188.838
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	6.767.240	0	0	0	0	6.767.240
401	07	17	00	Capacitación y adiestramiento a obreros	871.200	0	0	0	0	871.200
401	07	18	00	Becas a obreros	11.094.800	0	0	0	0	11.094.800
401	07	19	00	Ayudas por matrimonio de obreros	16.000	0	0	0	0	16.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	51.000	0	0	0	0	51.000
401	07	21	00	Ayudas por defunción a obreros	200.000	0	0	0	0	200.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.770.000	0	0	0	0	2.770.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	21.155.918	0	0	0	0	21.155.918
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	58.987.000	0	0	0	0	58.987.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	4.283.200	0	0	0	0	4.283.200
401	07	26	00	Dotación de uniformes a obreros	42.761.745	0	0	0	0	42.761.745
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	2.888.676	0	0	0	0	2.888.676
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	3.688.000	0	0	0	0	3.688.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	621.478	0	0	0	0	621.478
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	112.500	0	0	0	0	112.500
401	07	74	00	Capacitación y adiestramiento al personal contratado	2.171.200	0	0	0	0	2.171.200
401	07	75	00	Becas al personal contratado	13.015.799	0	0	0	0	13.015.799
401	07	76	00	Ayudas por matrimonio al personal contratado	45.500	0	0	0	0	45.500
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	159.366	0	0	0	0	159.366
401	07	78	00	Ayudas por defunción al personal contratado	200.000	0	0	0	0	200.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	2.770.000	0	0	0	0	2.770.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	41.335.377	0	0	0	0	41.335.377
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	115.910.885	0	0	0	0	115.910.885
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	6.121.564	0	0	0	0	6.121.564

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	83	00	Dotación de uniformes al personal contratado	36.598.755	0	0	0	0	36.598.755
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	5.439.174	0	0	0	0	5.439.174
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	5.968.590	0	0	0	0	5.968.590
401	07	96	00	Otras subvenciones a empleados	110.000.000	0	0	0	0	110.000.000
401	07	97	00	Otras subvenciones a obreros	110.050.000	0	0	0	0	110.050.000
401	07	99	00	Otras subvenciones al personal contratado	46.032.263	0	0	0	0	46.032.263
401	08	00	00	Prestaciones sociales e indemnizaciones	189.478.605	0	0	0	0	189.478.605
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	63.956.031	0	0	0	0	63.956.031
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	36.607.448	0	0	0	0	36.607.448
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	87.878.593	0	0	0	0	87.878.593
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	156.738	0	0	0	0	156.738
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	879.795	0	0	0	0	879.795
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	500.000	0	0	0	0	500.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	500.000	0	0	0	0	500.000
401	95	00	00	Otros gastos del personal de alto nivel y de dirección	340.222	0	0	0	0	340.222
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	340.222	0	0	0	0	340.222
401	96	00	00	Otros gastos del personal empleado	109.242.174	0	0	0	0	109.242.174
401	96	01	00	Otros gastos del personal empleado	109.242.174	0	0	0	0	109.242.174
401	97	00	00	Otros gastos del personal obrero	62.885.672	0	0	0	0	62.885.672
401	97	01	00	Otros gastos del personal obrero	62.885.672	0	0	0	0	62.885.672
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**695.757.122**	**0**	**0**	**0**	**0**	**695.757.122**
402	01	00	00	Productos alimenticios y agropecuarios	96.413.942	0	0	0	0	96.413.942
402	01	01	00	Alimentos y bebidas para personas	94.765.683	0	0	0	0	94.765.683
402	01	03	00	Productos agrícolas y pecuarios	1.624.459	0	0	0	0	1.624.459
402	01	99	00	Otros productos alimenticios y agropecuarios	23.800	0	0	0	0	23.800
402	02	00	00	Productos de minas, canteras y yacimientos	119.384	0	0	0	0	119.384
402	02	05	00	Piedra, arcilla, arena y tierra	119.384	0	0	0	0	119.384
402	03	00	00	Textiles y vestuarios	79.117.132	0	0	0	0	79.117.132
402	03	01	00	Textiles	13.556.294	0	0	0	0	13.556.294
402	03	02	00	Prendas de vestir	40.708.322	0	0	0	0	40.708.322
402	03	03	00	Calzados	24.852.516	0	0	0	0	24.852.516

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	04	00	00	Productos de cuero y caucho	15.909.867	0	0	0	0	15.909.867
402	04	02	00	Productos de cuero y sucedáneos del cuero	1.352.579	0	0	0	0	1.352.579
402	04	03	00	Cauchos y tripas para vehículos	14.557.288	0	0	0	0	14.557.288
402	05	00	00	Productos de papel, cartón e impresos	134.156.591	0	0	0	0	134.156.591
402	05	01	00	Pulpa de madera, papel y cartón	17.408.237	0	0	0	0	17.408.237
402	05	02	00	Envases y cajas de papel y cartón	9.482.737	0	0	0	0	9.482.737
402	05	03	00	Productos de papel y cartón para oficina	73.011.468	0	0	0	0	73.011.468
402	05	04	00	Libros, revistas y periódicos	7.040.011	0	0	0	0	7.040.011
402	05	05	00	Material de enseñanza	6.012.329	0	0	0	0	6.012.329
402	05	06	00	Productos de papel y cartón para computación	5.911.000	0	0	0	0	5.911.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	15.228.993	0	0	0	0	15.228.993
402	05	99	00	Otros productos de pulpa, papel y cartón	61.816	0	0	0	0	61.816
402	06	00	00	Productos químicos y derivados	55.122.386	0	0	0	0	55.122.386
402	06	01	00	Sustancias químicas y de uso industrial	1.000.000	0	0	0	0	1.000.000
402	06	02	00	Abonos, plaguicidas y otros	167.300	0	0	0	0	167.300
402	06	03	00	Tintas, pinturas y colorantes	25.911.177	0	0	0	0	25.911.177
402	06	04	00	Productos farmacéuticos y medicamentos	5.018.870	0	0	0	0	5.018.870
402	06	05	00	Productos de tocador	3.447.884	0	0	0	0	3.447.884
402	06	06	00	Combustibles y lubricantes	2.846.973	0	0	0	0	2.846.973
402	06	08	00	Productos plásticos	15.894.224	0	0	0	0	15.894.224
402	06	99	00	Otros productos de la industria química y conexos	835.958	0	0	0	0	835.958
402	07	00	00	Productos minerales no metálicos	9.340.030	0	0	0	0	9.340.030
402	07	01	00	Productos de barro, loza y porcelana	4.189.923	0	0	0	0	4.189.923
402	07	02	00	Vidrios y productos de vidrio	327.131	0	0	0	0	327.131
402	07	03	00	Productos de arcilla para construcción	3.765.001	0	0	0	0	3.765.001
402	07	04	00	Cemento, cal y yeso	1.053.975	0	0	0	0	1.053.975
402	07	99	00	Otros productos minerales no metálicos	4.000	0	0	0	0	4.000
402	08	00	00	Productos metálicos	66.482.186	0	0	0	0	66.482.186
402	08	01	00	Productos primarios de hierro y acero	45.000	0	0	0	0	45.000
402	08	02	00	Productos de metales no ferrosos	400.000	0	0	0	0	400.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	32.022.555	0	0	0	0	32.022.555

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	04	00	Productos metálicos estructurales	554.000	0	0	0	0	554.000
402	08	07	00	Material de señalamiento	418.091	0	0	0	0	418.091
402	08	09	00	Repuestos y accesorios para equipos de transporte	28.544.221	0	0	0	0	28.544.221
402	08	10	00	Repuestos y accesorios para otros equipos	4.468.319	0	0	0	0	4.468.319
402	08	99	00	Otros productos metálicos	30.000	0	0	0	0	30.000
402	09	00	00	Productos de madera	9.378.410	0	0	0	0	9.378.410
402	09	01	00	Productos primarios de madera	33.450	0	0	0	0	33.450
402	09	02	00	Muebles y accesorios de madera para edificaciones	9.344.960	0	0	0	0	9.344.960
402	10	00	00	Productos varios y útiles diversos	216.562.468	0	0	0	0	216.562.468
402	10	01	00	Artículos de deporte, recreación y juguetes	16.041.339	0	0	0	0	16.041.339
402	10	02	00	Materiales y útiles de limpieza y aseo	14.067.313	0	0	0	0	14.067.313
402	10	03	00	Utensilios de cocina y comedor	7.352.640	0	0	0	0	7.352.640
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.056.084	0	0	0	0	3.056.084
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	26.486.169	0	0	0	0	26.486.169
402	10	06	00	Condecoraciones, ofrendas y similares	8.577.572	0	0	0	0	8.577.572
402	10	07	00	Productos de seguridad en el trabajo	6.136.781	0	0	0	0	6.136.781
402	10	08	00	Materiales para equipos de computación	64.190.531	0	0	0	0	64.190.531
402	10	09	00	Especies timbradas y valores	3.000	0	0	0	0	3.000
402	10	11	00	Materiales eléctricos	43.687.605	0	0	0	0	43.687.605
402	10	12	00	Materiales para instalaciones sanitarias	12.765.712	0	0	0	0	12.765.712
402	10	13	00	Materiales fotográficos	7.293.689	0	0	0	0	7.293.689
402	10	99	00	Otros productos y útiles diversos	6.904.033	0	0	0	0	6.904.033
402	99	00	00	Otros materiales y suministros	13.154.726	0	0	0	0	13.154.726
402	99	01	00	Otros materiales y suministros	13.154.726	0	0	0	0	13.154.726
403	**00**	**00**	**00**	**Servicios no personales**	**2.328.701.099**	**0**	**0**	**0**	**0**	**2.328.701.099**
403	01	00	00	Alquileres de inmuebles	3.768.326	0	0	0	0	3.768.326
403	01	01	00	Alquileres de edificios y locales	1.928.326	0	0	0	0	1.928.326
403	01	02	00	Alquileres de instalaciones culturales y recreativas	1.840.000	0	0	0	0	1.840.000
403	02	00	00	Alquileres de maquinaria y equipos	54.497.488	0	0	0	0	54.497.488
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	12.543.027	0	0	0	0	12.543.027
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	3.648.672	0	0	0	0	3.648.672

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	27.547.923	0	0	0	0	27.547.923
403	02	99	00	Alquileres de otras maquinaria y equipos	10.757.866	0	0	0	0	10.757.866
403	03	00	00	Derechos sobre bienes intangibles	100.440.000	0	0	0	0	100.440.000
403	03	03	00	Paquetes y programas de computación	88.940.000	0	0	0	0	88.940.000
403	03	04	00	Concesión de bienes y servicios	11.500.000	0	0	0	0	11.500.000
403	04	00	00	Servicios básicos	67.595.707	0	0	0	0	67.595.707
403	04	01	00	Electricidad	4.067.717	0	0	0	0	4.067.717
403	04	03	00	Agua	830.807	0	0	0	0	830.807
403	04	04	00	Teléfonos	10.191.297	0	0	0	0	10.191.297
403	04	04	01	Servicios de telefonía prestados por organismos públicos	5.325.349	0	0	0	0	5.325.349
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	4.865.948	0	0	0	0	4.865.948
403	04	05	00	Servicio de comunicaciones	43.064.898	0	0	0	0	43.064.898
403	04	06	00	Servicio de aseo urbano y domiciliario	2.697.425	0	0	0	0	2.697.425
403	04	07	00	Servicio de condominio	6.743.563	0	0	0	0	6.743.563
403	06	00	00	Servicios de transporte y almacenaje	4.818.858	0	0	0	0	4.818.858
403	06	01	00	Fletes y embalajes	910.611	0	0	0	0	910.611
403	06	02	00	Almacenaje	485.537	0	0	0	0	485.537
403	06	03	00	Estacionamiento	1.080.010	0	0	0	0	1.080.010
403	06	04	00	Peaje	500	0	0	0	0	500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	2.342.200	0	0	0	0	2.342.200
403	07	00	00	Servicios de información, impresión y relaciones públicas	68.431.589	0	0	0	0	68.431.589
403	07	01	00	Publicidad y propaganda	4.624.120	0	0	0	0	4.624.120
403	07	02	00	Imprenta y reproducción	15.027.127	0	0	0	0	15.027.127
403	07	03	00	Relaciones sociales	42.380.425	0	0	0	0	42.380.425
403	07	04	00	Avisos	6.399.917	0	0	0	0	6.399.917
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	11.579.323	0	0	0	0	11.579.323
403	08	01	00	Primas y gastos de seguros	11.361.626	0	0	0	0	11.361.626
403	08	02	00	Comisiones y gastos bancarios	209.697	0	0	0	0	209.697
403	08	03	00	Comisiones y gastos de adquisición de seguros	8.000	0	0	0	0	8.000
403	09	00	00	Viáticos y pasajes	69.760.278	0	0	0	0	69.760.278
403	09	01	00	Viáticos y pasajes dentro del país	20.614.323	0	0	0	0	20.614.323

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	20.177.009	0	0	0	0	20.177.009
403	09	03	00	Asignación por kilómetros recorridos	28.968.946	0	0	0	0	28.968.946
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	231.575.037	0	0	0	0	231.575.037
403	10	03	00	Servicios de procesamiento de datos	161.707.780	0	0	0	0	161.707.780
403	10	04	00	Servicios de ingeniería y arquitectónicos	9.943.117	0	0	0	0	9.943.117
403	10	07	00	Servicios de capacitación y adiestramiento	33.633.395	0	0	0	0	33.633.395
403	10	08	00	Servicios presupuestarios	500.000	0	0	0	0	500.000
403	10	09	00	Servicios de lavandería y tintorería	1.204.024	0	0	0	0	1.204.024
403	10	11	00	Servicios para la elaboración y suministro de comida	16.201.468	0	0	0	0	16.201.468
403	10	99	00	Otros servicios profesionales y técnicos	8.385.253	0	0	0	0	8.385.253
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	113.034.505	0	0	0	0	113.034.505
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	6.286.333	0	0	0	0	6.286.333
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	43.618.975	0	0	0	0	43.618.975
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	21.003.775	0	0	0	0	21.003.775
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	3.530.231	0	0	0	0	3.530.231
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	680.000	0	0	0	0	680.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	30.378.958	0	0	0	0	30.378.958
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	7.536.233	0	0	0	0	7.536.233
403	12	00	00	Conservación y reparaciones menores de obras	1.114.804.784	0	0	0	0	1.114.804.784
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.114.804.784	0	0	0	0	1.114.804.784
403	15	00	00	Servicios fiscales	15.000	0	0	0	0	15.000
403	15	02	00	Tasas y otros derechos obligatorios	15.000	0	0	0	0	15.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	105.244.260	0	0	0	0	105.244.260
403	16	01	00	Servicios de diversión, esparcimiento y culturales	105.244.260	0	0	0	0	105.244.260
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	240.000	0	0	0	0	240.000
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	240.000	0	0	0	0	240.000
403	18	00	00	Impuestos indirectos	341.666.069	0	0	0	0	341.666.069
403	18	01	00	Impuesto al valor agregado	341.666.069	0	0	0	0	341.666.069
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.478.221	0	0	0	0	2.478.221

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.478.221	0	0	0	0	2.478.221
403	99	00	00	Otros servicios no personales	38.751.654	0	0	0	0	38.751.654
403	99	01	00	Otros servicios no personales	38.751.654	0	0	0	0	38.751.654
404	**00**	**00**	**00**	**Activos reales**	**483.701.540**	**0**	**0**	**0**	**0**	**483.701.540**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	65.502.967	0	0	0	0	65.502.967
404	01	01	00	Repuestos mayores	41.783.982	0	0	0	0	41.783.982
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	5.298.987	0	0	0	0	5.298.987
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	17.252.783	0	0	0	0	17.252.783
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	2.231.240	0	0	0	0	2.231.240
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	7.406.507	0	0	0	0	7.406.507
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	9.594.465	0	0	0	0	9.594.465
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	23.718.985	0	0	0	0	23.718.985
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	20.364.060	0	0	0	0	20.364.060
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	3.264.925	0	0	0	0	3.264.925
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	90.000	0	0	0	0	90.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	600.000	0	0	0	0	600.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	600.000	0	0	0	0	600.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	13.162.401	0	0	0	0	13.162.401
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	2.747.553	0	0	0	0	2.747.553
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	3.256.640	0	0	0	0	3.256.640
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	4.423.977	0	0	0	0	4.423.977
404	03	05	00	Maquinaria y equipos industriales y de taller	1.616.797	0	0	0	0	1.616.797
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	1.117.434	0	0	0	0	1.117.434
404	04	00	00	Equipos de transporte, tracción y elevación	45.959.816	0	0	0	0	45.959.816
404	04	01	00	Vehículos automotores terrestres	26.380.733	0	0	0	0	26.380.733
404	04	05	00	Vehículos de tracción no motorizados	16.820.558	0	0	0	0	16.820.558
404	04	99	00	Otros equipos de transporte, tracción y elevación	2.758.525	0	0	0	0	2.758.525
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.264.880	0	0	0	0	5.264.880
404	05	01	00	Equipos de telecomunicaciones	5.104.880	0	0	0	0	5.104.880
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	160.000	0	0	0	0	160.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	11.388.690	0	0	0	0	11.388.690
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	11.388.690	0	0	0	0	11.388.690
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.352.564	0	0	0	0	6.352.564
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.646.904	0	0	0	0	1.646.904
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	1.800.264	0	0	0	0	1.800.264
404	07	06	00	Instrumentos musicales y equipos de audio	2.905.396	0	0	0	0	2.905.396
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	275.492.918	0	0	0	0	275.492.918
404	09	01	00	Mobiliario y equipos de oficina	43.435.843	0	0	0	0	43.435.843
404	09	02	00	Equipos de computación	169.132.442	0	0	0	0	169.132.442
404	09	03	00	Mobiliario y equipos de alojamiento	59.030.347	0	0	0	0	59.030.347
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.894.286	0	0	0	0	3.894.286
404	12	00	00	Activos intangibles	57.617.304	0	0	0	0	57.617.304
404	12	04	00	Paquetes y programas de computación	57.617.304	0	0	0	0	57.617.304
404	99	00	00	Otros activos reales	2.360.000	0	0	0	0	2.360.000
404	99	01	00	Otros activos reales	2.360.000	0	0	0	0	2.360.000
405	**00**	**00**	**00**	**Activos financieros**	**1.443.463.107**	**0**	**0**	**0**	**0**	**1.443.463.107**
405	01	00	00	Aportes en acciones y participaciones de capital	780.463.107	0	0	0	0	780.463.107
405	01	03	00	Aportes en acciones y participaciones de capital al sector externo	780.463.107	0	0	0	0	780.463.107
405	01	03	01	Aportes en acciones y participaciones de capital a organismos internacionales	780.463.107	0	0	0	0	780.463.107
405	03	00	00	Concesión de préstamos a corto plazo	663.000.000	0	0	0	0	663.000.000
405	03	02	00	Concesión de préstamos al sector público a corto plazo	663.000.000	0	0	0	0	663.000.000
405	03	02	05	Concesión de préstamos a entes descentralizados con fines empresariales no petroleros	663.000.000	0	0	0	0	663.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**13.292.804.236**	**10.852.578.948**	**0**	**0**	**0**	**24.145.383.184**
407	01	00	00	Transferencias y donaciones corrientes internas	12.649.270.225	10.852.578.948	0	0	0	23.501.849.173
407	01	01	00	Transferencias corrientes internas al sector privado	3.052.683.752	0	0	0	0	3.052.683.752
407	01	01	01	Pensiones del personal empleado, obrero y militar	361.055.615	0	0	0	0	361.055.615
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	702.402.850	0	0	0	0	702.402.850
407	01	01	04	Becas universitarias en el país	24.800.000	0	0	0	0	24.800.000
407	01	01	05	Becas de perfeccionamiento profesional en el país	200.000	0	0	0	0	200.000
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	71.458.924	0	0	0	0	71.458.924
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	105.658.914	0	0	0	0	105.658.914

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	88.662.298	0	0	0	0	88.662.298
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	322.035.776	0	0	0	0	322.035.776
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	139.017.231	0	0	0	0	139.017.231
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	205.550.390	0	0	0	0	205.550.390
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	455.385.372	0	0	0	0	455.385.372
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	576.456.382	0	0	0	0	576.456.382
407	01	02	00	Donaciones corrientes internas al sector privado	354.721.259	0	0	0	0	354.721.259
407	01	02	01	Donaciones corrientes a personas	354.721.259	0	0	0	0	354.721.259
407	01	03	00	Transferencias corrientes internas al sector público	9.241.865.214	10.852.578.948	0	0	0	20.094.444.162
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.879.872.000	0	0	0	0	6.879.872.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	29.541.742	10.852.578.948	0	0	0	10.882.120.690
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	526.451.472	0	0	0	0	526.451.472
407	01	03	10	Transferencias corrientes al Poder Estadal	1.806.000.000	0	0	0	0	1.806.000.000
407	03	00	00	Transferencias y donaciones de capital internas	27.728.000	0	0	0	0	27.728.000
407	03	03	00	Transferencias de capital internas al sector público	27.728.000	0	0	0	0	27.728.000
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	27.728.000	0	0	0	0	27.728.000
407	06	00	00	Subsidio de Régimen Especial	615.806.011	0	0	0	0	615.806.011
407	06	01	00	Subsidio de Régimen Especial	615.806.011	0	0	0	0	615.806.011
408	**00**	**00**	**00**	**Otros gastos**	**5.000.000**	**0**	**0**	**0**	**0**	**5.000.000**
408	05	00	00	Obligaciones en el ejercicio vigente	5.000.000	0	0	0	0	5.000.000
408	05	02	00	Devoluciones y reintegros diversos	5.000.000	0	0	0	0	5.000.000
409	**00**	**00**	**00**	**Asignaciones no distribuidas**	**0**	**5.906.880.000**	**0**	**0**	**0**	**5.906.880.000**
409	22	00	00	Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales	0	5.906.880.000	0	0	0	5.906.880.000
409	22	01	00	Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales	0	5.906.880.000	0	0	0	5.906.880.000
410	**00**	**00**	**00**	**Servicio de la deuda pública**	**163.316.579.733**	**0**	**87.939.696.780**	**0**	**0**	**251.256.276.513**
410	01	00	00	Servicio de la deuda pública interna a corto plazo	4.314.109.233	0	3.011.401.064	0	0	7.325.510.297
410	01	01	00	Servicio de la deuda pública interna a corto plazo de títulos y valores	4.314.109.233	0	3.011.401.064	0	0	7.325.510.297
410	01	01	07	Descuentos en colocación de letras del tesoro a corto plazo	4.314.109.233	0	3.011.401.064	0	0	7.325.510.297
410	02	00	00	Servicio de la deuda pública interna a largo plazo	141.593.542.399	0	75.357.943.685	0	0	216.951.486.084
410	02	01	00	Servicio de la deuda pública interna a largo plazo de títulos y valores	141.593.542.399	0	75.357.943.685	0	0	216.951.486.084

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
410	02	01	03	Intereses de la deuda pública interna a largo plazo de títulos y valores	141.593.542.399	0	75.357.943.685	0	0	216.951.486.084
410	03	00	00	Servicio de la deuda pública externa a corto plazo	15.576.192	0	7.788.096	0	0	23.364.288
410	03	01	00	Servicio de la deuda pública externa a corto plazo de títulos y valores	15.576.192	0	7.788.096	0	0	23.364.288
410	03	01	04	Comisiones y otros gastos de la deuda pública externa a corto plazo de títulos y valores	15.576.192	0	7.788.096	0	0	23.364.288
410	04	00	00	Servicio de la deuda pública externa a largo plazo	17.393.351.909	0	9.562.563.935	0	0	26.955.915.844
410	04	01	00	Servicio de la deuda pública externa a largo plazo de títulos y valores	15.548.500.587	0	7.586.302.733	0	0	23.134.803.320
410	04	01	02	Intereses de la deuda pública externa a largo plazo de títulos y valores	14.889.867.384	0	7.108.303.659	0	0	21.998.171.043
410	04	01	04	Comisiones y otros gastos de la deuda pública externa a largo plazo de títulos y valores	658.633.203	0	477.999.074	0	0	1.136.632.277
410	04	02	00	Servicio de la deuda pública externa por préstamos a largo plazo	1.844.851.322	0	1.976.261.202	0	0	3.821.112.524
410	04	02	05	Intereses de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	896.057.538	0	967.097.336	0	0	1.863.154.874
410	04	02	06	Intereses de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	507.241.580	0	520.605.256	0	0	1.027.846.836
410	04	02	07	Intereses de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	243.925.129	0	408.300.202	0	0	652.225.331
410	04	02	08	Intereses de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo	5.440.662	0	5.440.662	0	0	10.881.324
410	04	02	13	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	52.031.916	0	15.875.225	0	0	67.907.141
410	04	02	14	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	40.236.596	0	10.739.613	0	0	50.976.209
410	04	02	15	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	50.490.573	0	17.747.244	0	0	68.237.817
410	04	02	16	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo	49.427.328	0	30.455.664	0	0	79.882.992
411	**00**	**00**	**00**	**Disminución de pasivos**	**777.098.180**	**0**	**0**	**0**	**0**	**777.098.180**
411	11	00	00	Obligaciones de ejercicios anteriores	777.098.180	0	0	0	0	777.098.180
411	11	02	00	Devoluciones y reintegros diversos	253.384.136	0	0	0	0	253.384.136
411	11	04	00	Compromisos pendientes de ejercicios anteriores	510.314.044	0	0	0	0	510.314.044
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	13.400.000	0	0	0	0	13.400.000
				Totales	**184.696.690.735**	**16.759.458.948**	**87.939.696.780**	**0**	**0**	**289.395.846.463**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 123332 700020000 ACTUALIZAR Y MANTENER EL APLICATIVO INFORMÁTICO DEL SISTEMA INTEGRADO DE GESTIÓN Y CONTROL DE LAS FINANZAS PÚBLICAS (SIGECOF) FASE 1-VERSIÓN 3.0 Y SU INTEGRACIÓN CON OTROS SISTEMAS DE LA ADMINISTRACIÓN PÚBLICA.

OBJETIVO DEL PROYECTO: ACTUALIZAR Y MANTENER EL APLICATIVO INFORMÁTICO DEL SISTEMA SIGECOF Y SU INTEGRACIÓN CON OTROS SISTEMAS DE LA ADMINISTRACIÓN PÚBLICA, CON LA FINALIDAD DE MEJORAR LA GESTIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO EN UN SISTEMA INTEGRAL, ÚNICO Y UNIFORME.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.925.000**	**0**	**0**	**0**	**0**	**2.925.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	45.000	0	0	0	0	45.000
401	01	18	00	Remuneraciones al personal contratado	45.000	0	0	0	0	45.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	45.000	0	0	0	0	45.000
401	03	00	00	Primas	740.000	0	0	0	0	740.000
401	03	37	00	Primas de transporte al personal contratado	500.000	0	0	0	0	500.000
401	03	41	00	Primas por antigüedad al personal contratado	240.000	0	0	0	0	240.000
401	04	00	00	Complementos de sueldos y salarios	445.000	0	0	0	0	445.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	225.000	0	0	0	0	225.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	220.000	0	0	0	0	220.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	605.000	0	0	0	0	605.000
401	05	07	00	Aguinaldos al personal contratado	300.000	0	0	0	0	300.000
401	05	08	00	Bono vacacional al personal contratado	305.000	0	0	0	0	305.000
401	06	00	00	Aportes patronales y legales	710.000	0	0	0	0	710.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	250.000	0	0	0	0	250.000
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	240.000	0	0	0	0	240.000
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	220.000	0	0	0	0	220.000
401	07	00	00	Asistencia socio-económica	200.000	0	0	0	0	200.000
401	07	99	00	Otras subvenciones al personal contratado	200.000	0	0	0	0	200.000
401	08	00	00	Prestaciones sociales e indemnizaciones	180.000	0	0	0	0	180.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	180.000	0	0	0	0	180.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**789.281**	**0**	**0**	**0**	**0**	**789.281**
402	01	00	00	Productos alimenticios y agropecuarios	221.635	0	0	0	0	221.635
402	01	01	00	Alimentos y bebidas para personas	221.635	0	0	0	0	221.635
402	05	00	00	Productos de papel, cartón e impresos	139.250	0	0	0	0	139.250
402	05	01	00	Pulpa de madera, papel y cartón	10.000	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	129.250	0	0	0	0	129.250
402	06	00	00	Productos químicos y derivados	20.000	0	0	0	0	20.000
402	06	08	00	Productos plásticos	20.000	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PROYECTO: 123332 700020000 ACTUALIZAR Y MANTENER EL APLICATIVO INFORMÁTICO DEL SISTEMA INTEGRADO DE GESTIÓN Y CONTROL DE LAS FINANZAS PÚBLICAS (SIGECOF) FASE 1-VERSIÓN 3.0 Y SU INTEGRACIÓN CON OTROS SISTEMAS DE LA ADMINISTRACIÓN PÚBLICA.

OBJETIVO DEL PROYECTO: ACTUALIZAR Y MANTENER EL APLICATIVO INFORMÁTICO DEL SISTEMA SIGECOF Y SU INTEGRACIÓN CON OTROS SISTEMAS DE LA ADMINISTRACIÓN PÚBLICA, CON LA FINALIDAD DE MEJORAR LA GESTIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO EN UN SISTEMA INTEGRAL, ÚNICO Y UNIFORME.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	00	00	Productos minerales no metálicos	3.600	0	0	0	0	3.600
402	07	02	00	Vidrios y productos de vidrio	3.600	0	0	0	0	3.600
402	08	00	00	Productos metálicos	2.000	0	0	0	0	2.000
402	08	04	00	Productos metálicos estructurales	2.000	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	402.796	0	0	0	0	402.796
402	10	02	00	Materiales y útiles de limpieza y aseo	2.750	0	0	0	0	2.750
402	10	03	00	Utensilios de cocina y comedor	17.000	0	0	0	0	17.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	15.000	0	0	0	0	15.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	353.046	0	0	0	0	353.046
402	10	08	00	Materiales para equipos de computación	15.000	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**7.838.934**	**0**	**0**	**0**	**0**	**7.838.934**
403	07	00	00	Servicios de información, impresión y relaciones públicas	300.000	0	0	0	0	300.000
403	07	02	00	Imprenta y reproducción	300.000	0	0	0	0	300.000
403	09	00	00	Viáticos y pasajes	450.000	0	0	0	0	450.000
403	09	01	00	Viáticos y pasajes dentro del país	450.000	0	0	0	0	450.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	6.000.000	0	0	0	0	6.000.000
403	10	03	00	Servicios de procesamiento de datos	2.500.000	0	0	0	0	2.500.000
403	10	07	00	Servicios de capacitación y adiestramiento	3.500.000	0	0	0	0	3.500.000
403	18	00	00	Impuestos indirectos	1.088.934	0	0	0	0	1.088.934
403	18	01	00	Impuesto al valor agregado	1.088.934	0	0	0	0	1.088.934
				Totales	**11.553.215**	**0**	**0**	**0**	**0**	**11.553.215**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PROYECTO: 123332 700020000 ACTUALIZAR Y MANTENER EL APLICATIVO INFORMÁTICO DEL SISTEMA INTEGRADO DE GESTIÓN Y CONTROL DE LAS FINANZAS PÚBLICAS (SIGECOF) FASE 1-VERSIÓN 3.0 Y SU INTEGRACIÓN CON OTROS SISTEMAS DE LA ADMINISTRACIÓN PÚBLICA.

OBJETIVO DEL PROYECTO: ACTUALIZAR Y MANTENER EL APLICATIVO INFORMÁTICO DEL SISTEMA SIGECOF Y SU INTEGRACIÓN CON OTROS SISTEMAS DE LA ADMINISTRACIÓN PÚBLICA, CON LA FINALIDAD DE MEJORAR LA GESTIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO EN UN SISTEMA INTEGRAL, ÚNICO Y UNIFORME.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PROYECTO: 123332 700020000 ACTUALIZAR Y MANTENER EL APLICATIVO INFORMÁTICO DEL SISTEMA INTEGRADO DE GESTIÓN Y CONTROL DE LAS FINANZAS PÚBLICAS (SIGECOF) FASE 1-VERSIÓN 3.0 Y SU INTEGRACIÓN CON OTROS SISTEMAS DE LA ADMINISTRACIÓN PÚBLICA.

OBJETIVO DEL PROYECTO: ACTUALIZAR Y MANTENER EL APLICATIVO INFORMÁTICO DEL SISTEMA SIGECOF Y SU INTEGRACIÓN CON OTROS SISTEMAS DE LA ADMINISTRACIÓN PÚBLICA, CON LA FINALIDAD DE MEJORAR LA GESTIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO EN UN SISTEMA INTEGRAL, ÚNICO Y UNIFORME.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700020002 ACTUALIZACIÓN, DESARROLLO E IMPLANTACIÓN TECNOLÓGICA DE LAS NUEVAS FUNCIONALIDADES DEL SIGECOF-FASE 1-VERSIO 3.0

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.925.000**	**0**	**0**	**0**	**0**	**2.925.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	45.000	0	0	0	0	45.000
401	01	18	00	Remuneraciones al personal contratado	45.000	0	0	0	0	45.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	45.000	0	0	0	0	45.000
401	03	00	00	Primas	740.000	0	0	0	0	740.000
401	03	37	00	Primas de transporte al personal contratado	500.000	0	0	0	0	500.000
401	03	41	00	Primas por antigüedad al personal contratado	240.000	0	0	0	0	240.000
401	04	00	00	Complementos de sueldos y salarios	445.000	0	0	0	0	445.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	225.000	0	0	0	0	225.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	220.000	0	0	0	0	220.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	605.000	0	0	0	0	605.000
401	05	07	00	Aguinaldos al personal contratado	300.000	0	0	0	0	300.000
401	05	08	00	Bono vacacional al personal contratado	305.000	0	0	0	0	305.000
401	06	00	00	Aportes patronales y legales	710.000	0	0	0	0	710.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	250.000	0	0	0	0	250.000
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	240.000	0	0	0	0	240.000
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	220.000	0	0	0	0	220.000
401	07	00	00	Asistencia socio-económica	200.000	0	0	0	0	200.000
401	07	99	00	Otras subvenciones al personal contratado	200.000	0	0	0	0	200.000
401	08	00	00	Prestaciones sociales e indemnizaciones	180.000	0	0	0	0	180.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	180.000	0	0	0	0	180.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**677.706**	**0**	**0**	**0**	**0**	**677.706**
402	01	00	00	Productos alimenticios y agropecuarios	133.060	0	0	0	0	133.060
402	01	01	00	Alimentos y bebidas para personas	133.060	0	0	0	0	133.060

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 123332 700020000 ACTUALIZAR Y MANTENER EL APLICATIVO INFORMÁTICO DEL SISTEMA INTEGRADO DE GESTIÓN Y CONTROL DE LAS FINANZAS PÚBLICAS (SIGECOF) FASE 1-VERSIÓN 3.0 Y SU INTEGRACIÓN CON OTROS SISTEMAS DE LA ADMINISTRACIÓN PÚBLICA.

OBJETIVO DEL PROYECTO: ACTUALIZAR Y MANTENER EL APLICATIVO INFORMÁTICO DEL SISTEMA SIGECOF Y SU INTEGRACIÓN CON OTROS SISTEMAS DE LA ADMINISTRACIÓN PÚBLICA, CON LA FINALIDAD DE MEJORAR LA GESTIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO EN UN SISTEMA INTEGRAL, ÚNICO Y UNIFORME.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700020002 ACTUALIZACIÓN, DESARROLLO E IMPLANTACIÓN TECNOLÓGICA DE LAS NUEVAS FUNCIONALIDADES DEL SIGECOF-FASE 1-VERSIO 3.0

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	116.250	0	0	0	0	116.250
402	05	01	00	Pulpa de madera, papel y cartón	5.000	0	0	0	0	5.000
402	05	03	00	Productos de papel y cartón para oficina	111.250	0	0	0	0	111.250
402	06	00	00	Productos químicos y derivados	20.000	0	0	0	0	20.000
402	06	08	00	Productos plásticos	20.000	0	0	0	0	20.000
402	07	00	00	Productos minerales no metálicos	3.600	0	0	0	0	3.600
402	07	02	00	Vidrios y productos de vidrio	3.600	0	0	0	0	3.600
402	08	00	00	Productos metálicos	2.000	0	0	0	0	2.000
402	08	04	00	Productos metálicos estructurales	2.000	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	402.796	0	0	0	0	402.796
402	10	02	00	Materiales y útiles de limpieza y aseo	2.750	0	0	0	0	2.750
402	10	03	00	Utensilios de cocina y comedor	17.000	0	0	0	0	17.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	15.000	0	0	0	0	15.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	353.046	0	0	0	0	353.046
402	10	08	00	Materiales para equipos de computación	15.000	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.215.970**	**0**	**0**	**0**	**0**	**3.215.970**
403	07	00	00	Servicios de información, impresión y relaciones públicas	300.000	0	0	0	0	300.000
403	07	02	00	Imprenta y reproducción	300.000	0	0	0	0	300.000
403	09	00	00	Viáticos y pasajes	450.000	0	0	0	0	450.000
403	09	01	00	Viáticos y pasajes dentro del país	450.000	0	0	0	0	450.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.000.000	0	0	0	0	2.000.000
403	10	03	00	Servicios de procesamiento de datos	500.000	0	0	0	0	500.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.500.000	0	0	0	0	1.500.000
403	18	00	00	Impuestos indirectos	465.970	0	0	0	0	465.970
403	18	01	00	Impuesto al valor agregado	465.970	0	0	0	0	465.970

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PROYECTO: 123332 700020000 ACTUALIZAR Y MANTENER EL APLICATIVO INFORMÁTICO DEL SISTEMA INTEGRADO DE GESTIÓN Y CONTROL DE LAS FINANZAS PÚBLICAS (SIGECOF) FASE 1-VERSIÓN 3.0 Y SU INTEGRACIÓN CON OTROS SISTEMAS DE LA ADMINISTRACIÓN PÚBLICA.

OBJETIVO DEL PROYECTO: ACTUALIZAR Y MANTENER EL APLICATIVO INFORMÁTICO DEL SISTEMA SIGECOF Y SU INTEGRACIÓN CON OTROS SISTEMAS DE LA ADMINISTRACIÓN PÚBLICA, CON LA FINALIDAD DE MEJORAR LA GESTIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO EN UN SISTEMA INTEGRAL, ÚNICO Y UNIFORME.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700020002 ACTUALIZACIÓN, DESARROLLO E IMPLANTACIÓN TECNOLÓGICA DE LAS NUEVAS FUNCIONALIDADES DEL SIGECOF-FASE 1-VERSIO 3.0

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	**6.818.676**	**0**	**0**	**0**	**0**	**6.818.676**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 123332 700020000 ACTUALIZAR Y MANTENER EL APLICATIVO INFORMÁTICO DEL SISTEMA INTEGRADO DE GESTIÓN Y CONTROL DE LAS FINANZAS PÚBLICAS (SIGECOF) FASE 1-VERSIÓN 3.0 Y SU INTEGRACIÓN CON OTROS SISTEMAS DE LA ADMINISTRACIÓN PÚBLICA.

OBJETIVO DEL PROYECTO: ACTUALIZAR Y MANTENER EL APLICATIVO INFORMÁTICO DEL SISTEMA SIGECOF Y SU INTEGRACIÓN CON OTROS SISTEMAS DE LA ADMINISTRACIÓN PÚBLICA, CON LA FINALIDAD DE MEJORAR LA GESTIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO EN UN SISTEMA INTEGRAL, ÚNICO Y UNIFORME.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 700020003 ADMINISTRACIÓN Y CONECTIVIDAD DEL SISTEMA

UNIDAD DE MEDIDA: IMPLANTACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**111.575**	**0**	**0**	**0**	**0**	**111.575**
402	01	00	00	Productos alimenticios y agropecuarios	88.575	0	0	0	0	88.575
402	01	01	00	Alimentos y bebidas para personas	88.575	0	0	0	0	88.575
402	05	00	00	Productos de papel, cartón e impresos	23.000	0	0	0	0	23.000
402	05	01	00	Pulpa de madera, papel y cartón	5.000	0	0	0	0	5.000
402	05	03	00	Productos de papel y cartón para oficina	18.000	0	0	0	0	18.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.622.964**	**0**	**0**	**0**	**0**	**4.622.964**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	4.000.000	0	0	0	0	4.000.000
403	10	03	00	Servicios de procesamiento de datos	2.000.000	0	0	0	0	2.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.000.000	0	0	0	0	2.000.000
403	18	00	00	Impuestos indirectos	622.964	0	0	0	0	622.964
403	18	01	00	Impuesto al valor agregado	622.964	0	0	0	0	622.964
				Totales	**4.734.539**	**0**	**0**	**0**	**0**	**4.734.539**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 123331 700024000 ACTUALIZAR EL DESARROLLO SISTEMA DE GESTIÓN ADMINISTRATIVA (SIGA) Y SU INTEGRACIÓN CON OTROS SISTEMAS DE LA ADMINISTRACIÓN PÚBLICA.

OBJETIVO DEL PROYECTO: ACTUALIZAR Y DESARROLLAR LA VERSIÓN 1.0 DEL SISTEMA SIGA, A FIN DE OPTIMIZAR LOS PROCESOS PREVISTOS EN CADA UNO DE SUS MÓDULOS, BAJO UNA VISIÓN SISTÉMICA E INTEGRADO AL SISTEMA SIGECOF, SISTEMA NUEVA ETAPA Y EL SISTEMA DE CONTRATACIONES PÚBLICAS, PARA SU IMPLANTACIÓN EN LOS ORGANISMOS QUE CONFORMAN LA ADMINISTRACIÓN PÚBLICA, PARA LA PRODUCCIÓN Y ADQUISICIÓN DE BIENES, OBRAS Y SERVICIOS QUE PERMITEN EL LOGRO DE SUS FINES BAJO UN MECANISMO EFICIENTE Y TRANSPARENTE

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.200.000**	**0**	**0**	**0**	**0**	**3.200.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	120.000	0	0	0	0	120.000
401	01	18	00	Remuneraciones al personal contratado	120.000	0	0	0	0	120.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	120.000	0	0	0	0	120.000
401	03	00	00	Primas	815.000	0	0	0	0	815.000
401	03	37	00	Primas de transporte al personal contratado	580.000	0	0	0	0	580.000
401	03	41	00	Primas por antigüedad al personal contratado	235.000	0	0	0	0	235.000
401	04	00	00	Complementos de sueldos y salarios	500.000	0	0	0	0	500.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	255.000	0	0	0	0	255.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	245.000	0	0	0	0	245.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	605.000	0	0	0	0	605.000
401	05	07	00	Aguinaldos al personal contratado	300.000	0	0	0	0	300.000
401	05	08	00	Bono vacacional al personal contratado	305.000	0	0	0	0	305.000
401	06	00	00	Aportes patronales y legales	760.000	0	0	0	0	760.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	250.000	0	0	0	0	250.000
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	240.000	0	0	0	0	240.000
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	220.000	0	0	0	0	220.000
401	06	95	00	Otros aportes legales por personal contratado	50.000	0	0	0	0	50.000
401	07	00	00	Asistencia socio-económica	200.000	0	0	0	0	200.000
401	07	99	00	Otras subvenciones al personal contratado	200.000	0	0	0	0	200.000
401	08	00	00	Prestaciones sociales e indemnizaciones	200.000	0	0	0	0	200.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	200.000	0	0	0	0	200.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**180.091**	**0**	**0**	**0**	**0**	**180.091**
402	01	00	00	Productos alimenticios y agropecuarios	13.200	0	0	0	0	13.200
402	01	01	00	Alimentos y bebidas para personas	13.200	0	0	0	0	13.200
402	05	00	00	Productos de papel, cartón e impresos	53.949	0	0	0	0	53.949
402	05	01	00	Pulpa de madera, papel y cartón	2.500	0	0	0	0	2.500
402	05	02	00	Envases y cajas de papel y cartón	15.000	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 123331 700024000 ACTUALIZAR EL DESARROLLO SISTEMA DE GESTIÓN ADMINISTRATIVA (SIGA) Y SU INTEGRACIÓN CON OTROS SISTEMAS DE LA ADMINISTRACIÓN PÚBLICA.

OBJETIVO DEL PROYECTO: ACTUALIZAR Y DESARROLLAR LA VERSIÓN 1.0 DEL SISTEMA SIGA, A FIN DE OPTIMIZAR LOS PROCESOS PREVISTOS EN CADA UNO DE SUS MÓDULOS, BAJO UNA VISIÓN SISTÉMICA E INTEGRADO AL SISTEMA SIGECOF, SISTEMA NUEVA ETAPA Y EL SISTEMA DE CONTRATACIONES PÚBLICAS, PARA SU IMPLANTACIÓN EN LOS ORGANISMOS QUE CONFORMAN LA ADMINISTRACIÓN PÚBLICA, PARA LA PRODUCCIÓN Y ADQUISICIÓN DE BIENES, OBRAS Y SERVICIOS QUE PERMITEN EL LOGRO DE SUS FINES BAJO UN MECANISMO EFICIENTE Y TRANSPARENTE

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	36.449	0	0	0	0	36.449
402	10	00	00	Productos varios y útiles diversos	112.942	0	0	0	0	112.942
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	86.742	0	0	0	0	86.742
402	10	08	00	Materiales para equipos de computación	26.200	0	0	0	0	26.200
403	**00**	**00**	**00**	**Servicios no personales**	**5.390.890**	**0**	**0**	**0**	**0**	**5.390.890**
403	03	00	00	Derechos sobre bienes intangibles	1.010.000	0	0	0	0	1.010.000
403	03	03	00	Paquetes y programas de computación	1.010.000	0	0	0	0	1.010.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	24.000	0	0	0	0	24.000
403	07	02	00	Imprenta y reproducción	24.000	0	0	0	0	24.000
403	09	00	00	Viáticos y pasajes	60.000	0	0	0	0	60.000
403	09	01	00	Viáticos y pasajes dentro del país	60.000	0	0	0	0	60.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.700.000	0	0	0	0	3.700.000
403	10	03	00	Servicios de procesamiento de datos	1.350.000	0	0	0	0	1.350.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.350.000	0	0	0	0	1.350.000
403	10	99	00	Otros servicios profesionales y técnicos	1.000.000	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	596.890	0	0	0	0	596.890
403	18	01	00	Impuesto al valor agregado	596.890	0	0	0	0	596.890
				Totales	**8.770.981**	**0**	**0**	**0**	**0**	**8.770.981**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 70 - 23

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PROYECTO: 123331 700024000 ACTUALIZAR EL DESARROLLO SISTEMA DE GESTIÓN ADMINISTRATIVA (SIGA) Y SU INTEGRACIÓN CON OTROS SISTEMAS DE LA ADMINISTRACIÓN PÚBLICA.

OBJETIVO DEL PROYECTO: ACTUALIZAR Y DESARROLLAR LA VERSIÓN 1.0 DEL SISTEMA SIGA, A FIN DE OPTIMIZAR LOS PROCESOS PREVISTOS EN CADA UNO DE SUS MÓDULOS, BAJO UNA VISIÓN SISTÉMICA E INTEGRADO AL SISTEMA SIGECOF, SISTEMA NUEVA ETAPA Y EL SISTEMA DE CONTRATACIONES PÚBLICAS, PARA SU IMPLANTACIÓN EN LOS ORGANISMOS QUE CONFORMAN LA ADMINISTRACIÓN PÚBLICA, PARA LA PRODUCCIÓN Y ADQUISICIÓN DE BIENES, OBRAS Y SERVICIOS QUE PERMITEN EL LOGRO DE SUS FINES BAJO UN MECANISMO EFICIENTE Y TRANSPARENTE

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PROYECTO: 123331 700024000 ACTUALIZAR EL DESARROLLO SISTEMA DE GESTIÓN ADMINISTRATIVA (SIGA) Y SU INTEGRACIÓN CON OTROS SISTEMAS DE LA ADMINISTRACIÓN PÚBLICA.

OBJETIVO DEL PROYECTO: ACTUALIZAR Y DESARROLLAR LA VERSIÓN 1.0 DEL SISTEMA SIGA, A FIN DE OPTIMIZAR LOS PROCESOS PREVISTOS EN CADA UNO DE SUS MÓDULOS, BAJO UNA VISIÓN SISTÉMICA E INTEGRADO AL SISTEMA SIGECOF, SISTEMA NUEVA ETAPA Y EL SISTEMA DE CONTRATACIONES PÚBLICAS, PARA SU IMPLANTACIÓN EN LOS ORGANISMOS QUE CONFORMAN LA ADMINISTRACIÓN PÚBLICA, PARA LA PRODUCCIÓN Y ADQUISICIÓN DE BIENES, OBRAS Y SERVICIOS QUE PERMITEN EL LOGRO DE SUS FINES BAJO UN MECANISMO EFICIENTE Y TRANSPARENTE

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700024004 IMPLANTACIÓN Y PROMOCIÓN DE LA PLATAFORMA TECNOLÓGICA

UNIDAD DE MEDIDA: IMPLANTACIÓN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**3.200.000**	0	0	0	0	**3.200.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	120.000	0	0	0	0	120.000
401	01	18	00	Remuneraciones al personal contratado	120.000	0	0	0	0	120.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	120.000	0	0	0	0	120.000
401	03	00	00	Primas	815.000	0	0	0	0	815.000
401	03	37	00	Primas de transporte al personal contratado	580.000	0	0	0	0	580.000
401	03	41	00	Primas por antigüedad al personal contratado	235.000	0	0	0	0	235.000
401	04	00	00	Complementos de sueldos y salarios	500.000	0	0	0	0	500.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	255.000	0	0	0	0	255.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	245.000	0	0	0	0	245.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	605.000	0	0	0	0	605.000
401	05	07	00	Aguinaldos al personal contratado	300.000	0	0	0	0	300.000
401	05	08	00	Bono vacacional al personal contratado	305.000	0	0	0	0	305.000
401	06	00	00	Aportes patronales y legales	760.000	0	0	0	0	760.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	250.000	0	0	0	0	250.000
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	240.000	0	0	0	0	240.000
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	220.000	0	0	0	0	220.000
401	06	95	00	Otros aportes legales por personal contratado	50.000	0	0	0	0	50.000
401	07	00	00	Asistencia socio-económica	200.000	0	0	0	0	200.000
401	07	99	00	Otras subvenciones al personal contratado	200.000	0	0	0	0	200.000
401	08	00	00	Prestaciones sociales e indemnizaciones	200.000	0	0	0	0	200.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	200.000	0	0	0	0	200.000
402	00	00	00	**Materiales, suministros y mercancías**	**180.091**	0	0	0	0	**180.091**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PROYECTO: 123331 700024000 ACTUALIZAR EL DESARROLLO SISTEMA DE GESTIÓN ADMINISTRATIVA (SIGA) Y SU INTEGRACIÓN CON OTROS SISTEMAS DE LA ADMINISTRACIÓN PÚBLICA.

OBJETIVO DEL PROYECTO: ACTUALIZAR Y DESARROLLAR LA VERSIÓN 1.0 DEL SISTEMA SIGA, A FIN DE OPTIMIZAR LOS PROCESOS PREVISTOS EN CADA UNO DE SUS MÓDULOS, BAJO UNA VISIÓN SISTÉMICA E INTEGRADO AL SISTEMA SIGECOF, SISTEMA NUEVA ETAPA Y EL SISTEMA DE CONTRATACIONES PÚBLICAS, PARA SU IMPLANTACIÓN EN LOS ORGANISMOS QUE CONFORMAN LA ADMINISTRACIÓN PÚBLICA, PARA LA PRODUCCIÓN Y ADQUISICIÓN DE BIENES, OBRAS Y SERVICIOS QUE PERMITEN EL LOGRO DE SUS FINES BAJO UN MECANISMO EFICIENTE Y TRANSPARENTE

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700024004 IMPLANTACIÓN Y PROMOCIÓN DE LA PLATAFORMA TECNOLÓGICA

UNIDAD DE MEDIDA: IMPLANTACIÓN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	13.200	0	0	0	0	13.200
402	01	01	00	Alimentos y bebidas para personas	13.200	0	0	0	0	13.200
402	05	00	00	Productos de papel, cartón e impresos	53.949	0	0	0	0	53.949
402	05	01	00	Pulpa de madera, papel y cartón	2.500	0	0	0	0	2.500
402	05	02	00	Envases y cajas de papel y cartón	15.000	0	0	0	0	15.000
402	05	03	00	Productos de papel y cartón para oficina	36.449	0	0	0	0	36.449
402	10	00	00	Productos varios y útiles diversos	112.942	0	0	0	0	112.942
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	86.742	0	0	0	0	86.742
402	10	08	00	Materiales para equipos de computación	26.200	0	0	0	0	26.200
403	**00**	**00**	**00**	**Servicios no personales**	**1.302.890**	**0**	**0**	**0**	**0**	**1.302.890**
403	03	00	00	Derechos sobre bienes intangibles	110.000	0	0	0	0	110.000
403	03	03	00	Paquetes y programas de computación	110.000	0	0	0	0	110.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	24.000	0	0	0	0	24.000
403	07	02	00	Imprenta y reproducción	24.000	0	0	0	0	24.000
403	09	00	00	Viáticos y pasajes	60.000	0	0	0	0	60.000
403	09	01	00	Viáticos y pasajes dentro del país	60.000	0	0	0	0	60.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	950.000	0	0	0	0	950.000
403	10	03	00	Servicios de procesamiento de datos	100.000	0	0	0	0	100.000
403	10	07	00	Servicios de capacitación y adiestramiento	100.000	0	0	0	0	100.000
403	10	99	00	Otros servicios profesionales y técnicos	750.000	0	0	0	0	750.000
403	18	00	00	Impuestos indirectos	158.890	0	0	0	0	158.890
403	18	01	00	Impuesto al valor agregado	158.890	0	0	0	0	158.890
				Totales	**4.682.981**	**0**	**0**	**0**	**0**	**4.682.981**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 123331 700024000 ACTUALIZAR EL DESARROLLO SISTEMA DE GESTIÓN ADMINISTRATIVA (SIGA) Y SU INTEGRACIÓN CON OTROS SISTEMAS DE LA ADMINISTRACIÓN PÚBLICA.

OBJETIVO DEL PROYECTO: ACTUALIZAR Y DESARROLLAR LA VERSIÓN 1.0 DEL SISTEMA SIGA, A FIN DE OPTIMIZAR LOS PROCESOS PREVISTOS EN CADA UNO DE SUS MÓDULOS, BAJO UNA VISIÓN SISTÉMICA E INTEGRADO AL SISTEMA SIGECOF, SISTEMA NUEVA ETAPA Y EL SISTEMA DE CONTRATACIONES PÚBLICAS, PARA SU IMPLANTACIÓN EN LOS ORGANISMOS QUE CONFORMAN LA ADMINISTRACIÓN PÚBLICA, PARA LA PRODUCCIÓN Y ADQUISICIÓN DE BIENES, OBRAS Y SERVICIOS QUE PERMITEN EL LOGRO DE SUS FINES BAJO UN MECANISMO EFICIENTE Y TRANSPARENTE

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700024005 DISEÑO Y DESARROLLO DEL MÓDULO DE INTEGRACIÓN CON OTROS SISTEMAS

UNIDAD DE MEDIDA: MÓDULO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**4.088.000**	**0**	**0**	**0**	**0**	**4.088.000**
403	03	00	00	Derechos sobre bienes intangibles	900.000	0	0	0	0	900.000
403	03	03	00	Paquetes y programas de computación	900.000	0	0	0	0	900.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.750.000	0	0	0	0	2.750.000
403	10	03	00	Servicios de procesamiento de datos	1.250.000	0	0	0	0	1.250.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.250.000	0	0	0	0	1.250.000
403	10	99	00	Otros servicios profesionales y técnicos	250.000	0	0	0	0	250.000
403	18	00	00	Impuestos indirectos	438.000	0	0	0	0	438.000
403	18	01	00	Impuesto al valor agregado	438.000	0	0	0	0	438.000
				Totales	**4.088.000**	**0**	**0**	**0**	**0**	**4.088.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128182 700049000 CAPACITACIÓN Y FORTALECIMIENTO DE LOS SERVIDORES PÚBLICOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL EN MATERIA DE ADMINISTRACIÓN FINANCIERA

OBJETIVO DEL PROYECTO: CAPACITAR Y FORTALECER A LOS SERVIDORES PÚBLICOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL Y SUS ENTES ADSCRITOS, EN MATERIA DE ADMINISTRACIÓN FINANCIERA DEL ESTADO, GENERANDO COMO RESULTADO UNA MAYOR EFICIENCIA, TRANSPARENCIA Y CALIDAD EN LAS ACTIVIDADES DESEMPEÑADAS POR LOS SERVIDORES PÚBLICOS, EN LO FUNCIONAL Y TECNOLÓGICO, A FIN DE SER MÁS EFICIENTE, EFECTIVO Y PROACTIVO EN LA ADMINISTRACIÓN FINANCIERA DEL ESTADO, EN PROCURA DE LA ALCANZAR LOS OBJETIVOS Y METAS DE LOS PLANES DEL SECTOR PÚBLICO.

UNIDAD DE MEDIDA: PERSONA **META:** 1.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.600.000**	**0**	**0**	**0**	**0**	**3.600.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	575.000	0	0	0	0	575.000
401	01	18	00	Remuneraciones al personal contratado	575.000	0	0	0	0	575.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	225.000	0	0	0	0	225.000
401	01	18	02	Remuneraciones por honorarios profesionales	350.000	0	0	0	0	350.000
401	03	00	00	Primas	435.000	0	0	0	0	435.000
401	03	37	00	Primas de transporte al personal contratado	200.000	0	0	0	0	200.000
401	03	41	00	Primas por antigüedad al personal contratado	235.000	0	0	0	0	235.000
401	04	00	00	Complementos de sueldos y salarios	445.000	0	0	0	0	445.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	225.000	0	0	0	0	225.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	220.000	0	0	0	0	220.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	655.000	0	0	0	0	655.000
401	05	07	00	Aguinaldos al personal contratado	350.000	0	0	0	0	350.000
401	05	08	00	Bono vacacional al personal contratado	305.000	0	0	0	0	305.000
401	06	00	00	Aportes patronales y legales	950.000	0	0	0	0	950.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	250.000	0	0	0	0	250.000
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	280.000	0	0	0	0	280.000
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	220.000	0	0	0	0	220.000
401	06	95	00	Otros aportes legales por personal contratado	200.000	0	0	0	0	200.000
401	07	00	00	Asistencia socio-económica	250.000	0	0	0	0	250.000
401	07	99	00	Otras subvenciones al personal contratado	250.000	0	0	0	0	250.000
401	08	00	00	Prestaciones sociales e indemnizaciones	290.000	0	0	0	0	290.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	290.000	0	0	0	0	290.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.339.405**	**0**	**0**	**0**	**0**	**2.339.405**
402	01	00	00	Productos alimenticios y agropecuarios	1.402.895	0	0	0	0	1.402.895
402	01	01	00	Alimentos y bebidas para personas	1.402.895	0	0	0	0	1.402.895
402	05	00	00	Productos de papel, cartón e impresos	245.250	0	0	0	0	245.250
402	05	01	00	Pulpa de madera, papel y cartón	53.000	0	0	0	0	53.000

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128182 700049000 CAPACITACIÓN Y FORTALECIMIENTO DE LOS SERVIDORES PÚBLICOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL EN MATERIA DE ADMINISTRACIÓN FINANCIERA

OBJETIVO DEL PROYECTO: CAPACITAR Y FORTALECER A LOS SERVIDORES PÚBLICOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL Y SUS ENTES ADSCRITOS, EN MATERIA DE ADMINISTRACIÓN FINANCIERA DEL ESTADO, GENERANDO COMO RESULTADO UNA MAYOR EFICIENCIA, TRANSPARENCIA Y CALIDAD EN LAS ACTIVIDADES DESEMPEÑADAS POR LOS SERVIDORES PÚBLICOS, EN LO FUNCIONAL Y TECNOLÓGICO, A FIN DE SER MÁS EFICIENTE, EFECTIVO Y PROACTIVO EN LA ADMINISTRACIÓN FINANCIERA DEL ESTADO, EN PROCURA DE LA ALCANZAR LOS OBJETIVOS Y METAS DE LOS PLANES DEL SECTOR PÚBLICO.

UNIDAD DE MEDIDA: PERSONA **META:** 1.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	192.250	0	0	0	0	192.250
402	06	00	00	Productos químicos y derivados	54.800	0	0	0	0	54.800
402	06	08	00	Productos plásticos	54.800	0	0	0	0	54.800
402	07	00	00	Productos minerales no metálicos	3.600	0	0	0	0	3.600
402	07	02	00	Vidrios y productos de vidrio	3.600	0	0	0	0	3.600
402	08	00	00	Productos metálicos	2.000	0	0	0	0	2.000
402	08	04	00	Productos metálicos estructurales	2.000	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	630.860	0	0	0	0	630.860
402	10	02	00	Materiales y útiles de limpieza y aseo	1.850	0	0	0	0	1.850
402	10	03	00	Utensilios de cocina y comedor	11.100	0	0	0	0	11.100
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	15.000	0	0	0	0	15.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	392.910	0	0	0	0	392.910
402	10	08	00	Materiales para equipos de computación	210.000	0	0	0	0	210.000
403	**00**	**00**	**00**	**Servicios no personales**	**6.832.730**	**0**	**0**	**0**	**0**	**6.832.730**
403	07	00	00	Servicios de información, impresión y relaciones públicas	300.000	0	0	0	0	300.000
403	07	02	00	Imprenta y reproducción	300.000	0	0	0	0	300.000
403	09	00	00	Viáticos y pasajes	450.000	0	0	0	0	450.000
403	09	01	00	Viáticos y pasajes dentro del país	450.000	0	0	0	0	450.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	5.100.000	0	0	0	0	5.100.000
403	10	03	00	Servicios de procesamiento de datos	500.000	0	0	0	0	500.000
403	10	07	00	Servicios de capacitación y adiestramiento	4.600.000	0	0	0	0	4.600.000
403	18	00	00	Impuestos indirectos	982.730	0	0	0	0	982.730
403	18	01	00	Impuesto al valor agregado	982.730	0	0	0	0	982.730
				Totales	**12.772.135**	**0**	**0**	**0**	**0**	**12.772.135**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128182 700049000 CAPACITACIÓN Y FORTALECIMIENTO DE LOS SERVIDORES PÚBLICOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL EN MATERIA DE ADMINISTRACIÓN FINANCIERA

OBJETIVO DEL PROYECTO: CAPACITAR Y FORTALECER A LOS SERVIDORES PÚBLICOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL Y SUS ENTES ADSCRITOS, EN MATERIA DE ADMINISTRACIÓN FINANCIERA DEL ESTADO, GENERANDO COMO RESULTADO UNA MAYOR EFICIENCIA, TRANSPARENCIA Y CALIDAD EN LAS ACTIVIDADES DESEMPEÑADAS POR LOS SERVIDORES PÚBLICOS, EN LO FUNCIONAL Y TECNOLÓGICO, A FIN DE SER MÁS EFICIENTE, EFECTIVO Y PROACTIVO EN LA ADMINISTRACIÓN FINANCIERA DEL ESTADO, EN PROCURA DE LA ALCANZAR LOS OBJETIVOS Y METAS DE LOS PLANES DEL SECTOR PÚBLICO.

UNIDAD DE MEDIDA: PERSONA **META:** 1.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128182 700049000 CAPACITACIÓN Y FORTALECIMIENTO DE LOS SERVIDORES PÚBLICOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL EN MATERIA DE ADMINISTRACIÓN FINANCIERA

OBJETIVO DEL PROYECTO: CAPACITAR Y FORTALECER A LOS SERVIDORES PÚBLICOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL Y SUS ENTES ADSCRITOS, EN MATERIA DE ADMINISTRACIÓN FINANCIERA DEL ESTADO, GENERANDO COMO RESULTADO UNA MAYOR EFICIENCIA, TRANSPARENCIA Y CALIDAD EN LAS ACTIVIDADES DESEMPEÑADAS POR LOS SERVIDORES PÚBLICOS, EN LO FUNCIONAL Y TECNOLÓGICO, A FIN DE SER MÁS EFICIENTE, EFECTIVO Y PROACTIVO EN LA ADMINISTRACIÓN FINANCIERA DEL ESTADO, EN PROCURA DE LA ALCANZAR LOS OBJETIVOS Y METAS DE LOS PLANES DEL SECTOR PÚBLICO.

UNIDAD DE MEDIDA: PERSONA **META:** 1.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700049001 DICTAR CURSOS Y TALLERES DE FORMACIÓN DE SERVIDORES PÚBLICOS

UNIDAD DE MEDIDA: PERSONA **META:** 1.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.600.000**	**0**	**0**	**0**	**0**	**3.600.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	575.000	0	0	0	0	575.000
401	01	18	00	Remuneraciones al personal contratado	575.000	0	0	0	0	575.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	225.000	0	0	0	0	225.000
401	01	18	02	Remuneraciones por honorarios profesionales	350.000	0	0	0	0	350.000
401	03	00	00	Primas	435.000	0	0	0	0	435.000
401	03	37	00	Primas de transporte al personal contratado	200.000	0	0	0	0	200.000
401	03	41	00	Primas por antigüedad al personal contratado	235.000	0	0	0	0	235.000
401	04	00	00	Complementos de sueldos y salarios	445.000	0	0	0	0	445.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	225.000	0	0	0	0	225.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	220.000	0	0	0	0	220.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	655.000	0	0	0	0	655.000
401	05	07	00	Aguinaldos al personal contratado	350.000	0	0	0	0	350.000
401	05	08	00	Bono vacacional al personal contratado	305.000	0	0	0	0	305.000
401	06	00	00	Aportes patronales y legales	950.000	0	0	0	0	950.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	250.000	0	0	0	0	250.000
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	280.000	0	0	0	0	280.000
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	220.000	0	0	0	0	220.000
401	06	95	00	Otros aportes legales por personal contratado	200.000	0	0	0	0	200.000
401	07	00	00	Asistencia socio-económica	250.000	0	0	0	0	250.000
401	07	99	00	Otras subvenciones al personal contratado	250.000	0	0	0	0	250.000
401	08	00	00	Prestaciones sociales e indemnizaciones	290.000	0	0	0	0	290.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	290.000	0	0	0	0	290.000

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128182 700049000 CAPACITACIÓN Y FORTALECIMIENTO DE LOS SERVIDORES PÚBLICOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL EN MATERIA DE ADMINISTRACIÓN FINANCIERA

OBJETIVO DEL PROYECTO: CAPACITAR Y FORTALECER A LOS SERVIDORES PÚBLICOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL Y SUS ENTES ADSCRITOS, EN MATERIA DE ADMINISTRACIÓN FINANCIERA DEL ESTADO, GENERANDO COMO RESULTADO UNA MAYOR EFICIENCIA, TRANSPARENCIA Y CALIDAD EN LAS ACTIVIDADES DESEMPEÑADAS POR LOS SERVIDORES PÚBLICOS, EN LO FUNCIONAL Y TECNOLÓGICO, A FIN DE SER MÁS EFICIENTE, EFECTIVO Y PROACTIVO EN LA ADMINISTRACIÓN FINANCIERA DEL ESTADO, EN PROCURA DE LA ALCANZAR LOS OBJETIVOS Y METAS DE LOS PLANES DEL SECTOR PÚBLICO.

UNIDAD DE MEDIDA: PERSONA **META:** 1.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700049001 DICTAR CURSOS Y TALLERES DE FORMACIÓN DE SERVIDORES PÚBLICOS

UNIDAD DE MEDIDA: PERSONA **META:** 1.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.978.070**	**0**	**0**	**0**	**0**	**1.978.070**
402	01	00	00	Productos alimenticios y agropecuarios	1.064.560	0	0	0	0	1.064.560
402	01	01	00	Alimentos y bebidas para personas	1.064.560	0	0	0	0	1.064.560
402	05	00	00	Productos de papel, cartón e impresos	222.250	0	0	0	0	222.250
402	05	01	00	Pulpa de madera, papel y cartón	48.000	0	0	0	0	48.000
402	05	03	00	Productos de papel y cartón para oficina	174.250	0	0	0	0	174.250
402	06	00	00	Productos químicos y derivados	54.800	0	0	0	0	54.800
402	06	08	00	Productos plásticos	54.800	0	0	0	0	54.800
402	07	00	00	Productos minerales no metálicos	3.600	0	0	0	0	3.600
402	07	02	00	Vidrios y productos de vidrio	3.600	0	0	0	0	3.600
402	08	00	00	Productos metálicos	2.000	0	0	0	0	2.000
402	08	04	00	Productos metálicos estructurales	2.000	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	630.860	0	0	0	0	630.860
402	10	02	00	Materiales y útiles de limpieza y aseo	1.850	0	0	0	0	1.850
402	10	03	00	Utensilios de cocina y comedor	11.100	0	0	0	0	11.100
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	15.000	0	0	0	0	15.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	392.910	0	0	0	0	392.910
402	10	08	00	Materiales para equipos de computación	210.000	0	0	0	0	210.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.437.370**	**0**	**0**	**0**	**0**	**4.437.370**
403	07	00	00	Servicios de información, impresión y relaciones públicas	300.000	0	0	0	0	300.000
403	07	02	00	Imprenta y reproducción	300.000	0	0	0	0	300.000
403	09	00	00	Viáticos y pasajes	450.000	0	0	0	0	450.000
403	09	01	00	Viáticos y pasajes dentro del país	450.000	0	0	0	0	450.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.000.000	0	0	0	0	3.000.000

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128182 700049000 CAPACITACIÓN Y FORTALECIMIENTO DE LOS SERVIDORES PÚBLICOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL EN MATERIA DE ADMINISTRACIÓN FINANCIERA

OBJETIVO DEL PROYECTO: CAPACITAR Y FORTALECER A LOS SERVIDORES PÚBLICOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL Y SUS ENTES ADSCRITOS, EN MATERIA DE ADMINISTRACIÓN FINANCIERA DEL ESTADO, GENERANDO COMO RESULTADO UNA MAYOR EFICIENCIA, TRANSPARENCIA Y CALIDAD EN LAS ACTIVIDADES DESEMPEÑADAS POR LOS SERVIDORES PÚBLICOS, EN LO FUNCIONAL Y TECNOLÓGICO, A FIN DE SER MÁS EFICIENTE, EFECTIVO Y PROACTIVO EN LA ADMINISTRACIÓN FINANCIERA DEL ESTADO, EN PROCURA DE LA ALCANZAR LOS OBJETIVOS Y METAS DE LOS PLANES DEL SECTOR PÚBLICO.

UNIDAD DE MEDIDA: PERSONA **META:** 1.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700049001 DICTAR CURSOS Y TALLERES DE FORMACIÓN DE SERVIDORES PÚBLICOS

UNIDAD DE MEDIDA: PERSONA **META:** 1.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	03	00	Servicios de procesamiento de datos	500.000	0	0	0	0	500.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.500.000	0	0	0	0	2.500.000
403	18	00	00	Impuestos indirectos	687.370	0	0	0	0	687.370
403	18	01	00	Impuesto al valor agregado	687.370	0	0	0	0	687.370
				Totales	**10.015.440**	**0**	**0**	**0**	**0**	**10.015.440**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128182 700049000 CAPACITACIÓN Y FORTALECIMIENTO DE LOS SERVIDORES PÚBLICOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL EN MATERIA DE ADMINISTRACIÓN FINANCIERA

OBJETIVO DEL PROYECTO: CAPACITAR Y FORTALECER A LOS SERVIDORES PÚBLICOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL Y SUS ENTES ADSCRITOS, EN MATERIA DE ADMINISTRACIÓN FINANCIERA DEL ESTADO, GENERANDO COMO RESULTADO UNA MAYOR EFICIENCIA, TRANSPARENCIA Y CALIDAD EN LAS ACTIVIDADES DESEMPEÑADAS POR LOS SERVIDORES PÚBLICOS, EN LO FUNCIONAL Y TECNOLÓGICO, A FIN DE SER MÁS EFICIENTE, EFECTIVO Y PROACTIVO EN LA ADMINISTRACIÓN FINANCIERA DEL ESTADO, EN PROCURA DE LA ALCANZAR LOS OBJETIVOS Y METAS DE LOS PLANES DEL SECTOR PÚBLICO.

UNIDAD DE MEDIDA: PERSONA **META:** 1.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700049002 SOLICITAR CURSOS Y TALLERES DE FORMACIÓN A LOS SERVIDORES PÚBLICOS DE LOS ÓRGANOS RECTORES Y DIGEMAFE

UNIDAD DE MEDIDA: CURSO **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**361.335**	**0**	**0**	**0**	**0**	**361.335**
402	01	00	00	Productos alimenticios y agropecuarios	338.335	0	0	0	0	338.335
402	01	01	00	Alimentos y bebidas para personas	338.335	0	0	0	0	338.335
402	05	00	00	Productos de papel, cartón e impresos	23.000	0	0	0	0	23.000
402	05	01	00	Pulpa de madera, papel y cartón	5.000	0	0	0	0	5.000
402	05	03	00	Productos de papel y cartón para oficina	18.000	0	0	0	0	18.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.395.360**	**0**	**0**	**0**	**0**	**2.395.360**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.100.000	0	0	0	0	2.100.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.100.000	0	0	0	0	2.100.000
403	18	00	00	Impuestos indirectos	295.360	0	0	0	0	295.360
403	18	01	00	Impuesto al valor agregado	295.360	0	0	0	0	295.360
				Totales	**2.756.695**	**0**	**0**	**0**	**0**	**2.756.695**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128201 700050000 DISEÑAR LA VERSIÓN 3.20 DEL SISTEMA SIGEFIRRHH Y SU INTEGRACIÓN CON OTROS SISTEMAS DE LA ADMINISTRACIÓN PÚBLICA.

OBJETIVO DEL PROYECTO: DESARROLLAR UNA NUEVA VERSIÓN DEL SISTEMA SIGEFIRRHH, COMO VISIÓN CENTRAL E INTEGRADO A LOS SISTEMAS SIGECOF Y SNE, PARA SU IMPLANTACIÓN EN LOS ORGANISMOS QUE CONFORMAN LA ADMINISTRACIÓN PÚBLICA, CON LA FINALIDAD DE QUE LOS ÓRGANOS RECTORES, TANTO DE LA ADMINISTRACIÓN FINANCIERA COMO DE LA FUNCIÓN PÚBLICA, SE NUTRAN DE INFORMACIÓN OPORTUNA Y VERAZ SOBRE LA MATERIA CORRESPONDIENTE.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.400.000**	**0**	**0**	**0**	**0**	**3.400.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	650.000	0	0	0	0	650.000
401	01	18	00	Remuneraciones al personal contratado	650.000	0	0	0	0	650.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	150.000	0	0	0	0	150.000
401	01	18	02	Remuneraciones por honorarios profesionales	500.000	0	0	0	0	500.000
401	03	00	00	Primas	485.000	0	0	0	0	485.000
401	03	37	00	Primas de transporte al personal contratado	250.000	0	0	0	0	250.000
401	03	41	00	Primas por antigüedad al personal contratado	235.000	0	0	0	0	235.000
401	04	00	00	Complementos de sueldos y salarios	545.000	0	0	0	0	545.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	200.000	0	0	0	0	200.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	345.000	0	0	0	0	345.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	605.000	0	0	0	0	605.000
401	05	07	00	Aguinaldos al personal contratado	300.000	0	0	0	0	300.000
401	05	08	00	Bono vacacional al personal contratado	305.000	0	0	0	0	305.000
401	06	00	00	Aportes patronales y legales	735.000	0	0	0	0	735.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	250.000	0	0	0	0	250.000
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	240.000	0	0	0	0	240.000
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	220.000	0	0	0	0	220.000
401	06	95	00	Otros aportes legales por personal contratado	25.000	0	0	0	0	25.000
401	07	00	00	Asistencia socio-económica	200.000	0	0	0	0	200.000
401	07	99	00	Otras subvenciones al personal contratado	200.000	0	0	0	0	200.000
401	08	00	00	Prestaciones sociales e indemnizaciones	180.000	0	0	0	0	180.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	180.000	0	0	0	0	180.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.130.124**	**0**	**0**	**0**	**0**	**1.130.124**
402	01	00	00	Productos alimenticios y agropecuarios	100.600	0	0	0	0	100.600
402	01	01	00	Alimentos y bebidas para personas	100.600	0	0	0	0	100.600
402	05	00	00	Productos de papel, cartón e impresos	669.744	0	0	0	0	669.744
402	05	01	00	Pulpa de madera, papel y cartón	48.000	0	0	0	0	48.000
402	05	02	00	Envases y cajas de papel y cartón	135.300	0	0	0	0	135.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128201 700050000 DISEÑAR LA VERSIÓN 3.20 DEL SISTEMA SIGEFIRRHH Y SU INTEGRACIÓN CON OTROS SISTEMAS DE LA ADMINISTRACIÓN PÚBLICA.

OBJETIVO DEL PROYECTO: DESARROLLAR UNA NUEVA VERSIÓN DEL SISTEMA SIGEFIRRHH, COMO VISIÓN CENTRAL E INTEGRADO A LOS SISTEMAS SIGECOF Y SNE, PARA SU IMPLANTACIÓN EN LOS ORGANISMOS QUE CONFORMAN LA ADMINISTRACIÓN PÚBLICA, CON LA FINALIDAD DE QUE LOS ÓRGANOS RECTORES, TANTO DE LA ADMINISTRACIÓN FINANCIERA COMO DE LA FUNCIÓN PÚBLICA, SE NUTRAN DE INFORMACIÓN OPORTUNA Y VERAZ SOBRE LA MATERIA CORRESPONDIENTE.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	486.444	0	0	0	0	486.444
402	10	00	00	Productos varios y útiles diversos	359.780	0	0	0	0	359.780
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	328.580	0	0	0	0	328.580
402	10	08	00	Materiales para equipos de computación	31.200	0	0	0	0	31.200
403	**00**	**00**	**00**	**Servicios no personales**	**11.392.360**	**0**	**0**	**0**	**0**	**11.392.360**
403	03	00	00	Derechos sobre bienes intangibles	1.680.000	0	0	0	0	1.680.000
403	03	03	00	Paquetes y programas de computación	1.680.000	0	0	0	0	1.680.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	90.000	0	0	0	0	90.000
403	07	02	00	Imprenta y reproducción	90.000	0	0	0	0	90.000
403	09	00	00	Viáticos y pasajes	1.100.000	0	0	0	0	1.100.000
403	09	01	00	Viáticos y pasajes dentro del país	1.100.000	0	0	0	0	1.100.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	6.996.000	0	0	0	0	6.996.000
403	10	03	00	Servicios de procesamiento de datos	2.750.000	0	0	0	0	2.750.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.500.000	0	0	0	0	2.500.000
403	10	99	00	Otros servicios profesionales y técnicos	1.746.000	0	0	0	0	1.746.000
403	18	00	00	Impuestos indirectos	1.526.360	0	0	0	0	1.526.360
403	18	01	00	Impuesto al valor agregado	1.526.360	0	0	0	0	1.526.360
				Totales	**15.922.484**	**0**	**0**	**0**	**0**	**15.922.484**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128201 700050000 DISEÑAR LA VERSIÓN 3.20 DEL SISTEMA SIGEFIRRHH Y SU INTEGRACIÓN CON OTROS SISTEMAS DE LA ADMINISTRACIÓN PÚBLICA.

OBJETIVO DEL PROYECTO: DESARROLLAR UNA NUEVA VERSIÓN DEL SISTEMA SIGEFIRRHH, COMO VISIÓN CENTRAL E INTEGRADO A LOS SISTEMAS SIGECOF Y SNE, PARA SU IMPLANTACIÓN EN LOS ORGANISMOS QUE CONFORMAN LA ADMINISTRACIÓN PÚBLICA, CON LA FINALIDAD DE QUE LOS ÓRGANOS RECTORES, TANTO DE LA ADMINISTRACIÓN FINANCIERA COMO DE LA FUNCIÓN PÚBLICA, SE NUTRAN DE INFORMACIÓN OPORTUNA Y VERAZ SOBRE LA MATERIA CORRESPONDIENTE.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128201 700050000 DISEÑAR LA VERSIÓN 3.20 DEL SISTEMA SIGEFIRRHH Y SU INTEGRACIÓN CON OTROS SISTEMAS DE LA ADMINISTRACIÓN PÚBLICA.

OBJETIVO DEL PROYECTO: DESARROLLAR UNA NUEVA VERSIÓN DEL SISTEMA SIGEFIRRHH, COMO VISIÓN CENTRAL E INTEGRADO A LOS SISTEMAS SIGECOF Y SNE, PARA SU IMPLANTACIÓN EN LOS ORGANISMOS QUE CONFORMAN LA ADMINISTRACIÓN PÚBLICA, CON LA FINALIDAD DE QUE LOS ÓRGANOS RECTORES, TANTO DE LA ADMINISTRACIÓN FINANCIERA COMO DE LA FUNCIÓN PÚBLICA, SE NUTRAN DE INFORMACIÓN OPORTUNA Y VERAZ SOBRE LA MATERIA CORRESPONDIENTE.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700050001 DESARROLLO DEL MODELO CONCEPTUAL DE LA VERSIÓN 3.20 DEL SIGEFIRRHH.

UNIDAD DE MEDIDA: MODELO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**3.119.200**	**0**	**0**	**0**	**0**	**3.119.200**
403	03	00	00	Derechos sobre bienes intangibles	560.000	0	0	0	0	560.000
403	03	03	00	Paquetes y programas de computación	560.000	0	0	0	0	560.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	25.000	0	0	0	0	25.000
403	07	02	00	Imprenta y reproducción	25.000	0	0	0	0	25.000
403	09	00	00	Viáticos y pasajes	350.000	0	0	0	0	350.000
403	09	01	00	Viáticos y pasajes dentro del país	350.000	0	0	0	0	350.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.850.000	0	0	0	0	1.850.000
403	10	03	00	Servicios de procesamiento de datos	850.000	0	0	0	0	850.000
403	10	07	00	Servicios de capacitación y adiestramiento	500.000	0	0	0	0	500.000
403	10	99	00	Otros servicios profesionales y técnicos	500.000	0	0	0	0	500.000
403	18	00	00	Impuestos indirectos	334.200	0	0	0	0	334.200
403	18	01	00	Impuesto al valor agregado	334.200	0	0	0	0	334.200
				Totales	**3.119.200**	**0**	**0**	**0**	**0**	**3.119.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PROYECTO: 128201 700050000 DISEÑAR LA VERSIÓN 3.20 DEL SISTEMA SIGEFIRRHH Y SU INTEGRACIÓN CON OTROS SISTEMAS DE LA ADMINISTRACIÓN PÚBLICA.

OBJETIVO DEL PROYECTO: DESARROLLAR UNA NUEVA VERSIÓN DEL SISTEMA SIGEFIRRHH, COMO VISIÓN CENTRAL E INTEGRADO A LOS SISTEMAS SIGECOF Y SNE, PARA SU IMPLANTACIÓN EN LOS ORGANISMOS QUE CONFORMAN LA ADMINISTRACIÓN PÚBLICA, CON LA FINALIDAD DE QUE LOS ÓRGANOS RECTORES, TANTO DE LA ADMINISTRACIÓN FINANCIERA COMO DE LA FUNCIÓN PÚBLICA, SE NUTRAN DE INFORMACIÓN OPORTUNA Y VERAZ SOBRE LA MATERIA CORRESPONDIENTE.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700050002 DESARROLLO TECNOLÓGICO DE LA VERSIÓN 3.20 DEL SIGEFIRRHH

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**297.448**	**0**	**0**	**0**	**0**	**297.448**
402	01	00	00	Productos alimenticios y agropecuarios	23.200	0	0	0	0	23.200
402	01	01	00	Alimentos y bebidas para personas	23.200	0	0	0	0	23.200
402	05	00	00	Productos de papel, cartón e impresos	249.998	0	0	0	0	249.998
402	05	02	00	Envases y cajas de papel y cartón	65.250	0	0	0	0	65.250
402	05	03	00	Productos de papel y cartón para oficina	184.748	0	0	0	0	184.748
402	10	00	00	Productos varios y útiles diversos	24.250	0	0	0	0	24.250
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	24.250	0	0	0	0	24.250
403	**00**	**00**	**00**	**Servicios no personales**	**149.364**	**0**	**0**	**0**	**0**	**149.364**
403	18	00	00	Impuestos indirectos	149.364	0	0	0	0	149.364
403	18	01	00	Impuesto al valor agregado	149.364	0	0	0	0	149.364
				Totales	**446.812**	**0**	**0**	**0**	**0**	**446.812**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128201 700050000 DISEÑAR LA VERSIÓN 3.20 DEL SISTEMA SIGEFIRRHH Y SU INTEGRACIÓN CON OTROS SISTEMAS DE LA ADMINISTRACIÓN PÚBLICA.

OBJETIVO DEL PROYECTO: DESARROLLAR UNA NUEVA VERSIÓN DEL SISTEMA SIGEFIRRHH, COMO VISIÓN CENTRAL E INTEGRADO A LOS SISTEMAS SIGECOF Y SNE, PARA SU IMPLANTACIÓN EN LOS ORGANISMOS QUE CONFORMAN LA ADMINISTRACIÓN PÚBLICA, CON LA FINALIDAD DE QUE LOS ÓRGANOS RECTORES, TANTO DE LA ADMINISTRACIÓN FINANCIERA COMO DE LA FUNCIÓN PÚBLICA, SE NUTRAN DE INFORMACIÓN OPORTUNA Y VERAZ SOBRE LA MATERIA CORRESPONDIENTE.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700050003 ADQUISICIÓN, IMPLANTACIÓN Y PROMOCIÓN DE LA PLATAFORMA TECNOLÓGICA.

UNIDAD DE MEDIDA: PLATAFORMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.400.000**	**0**	**0**	**0**	**0**	**3.400.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	650.000	0	0	0	0	650.000
401	01	18	00	Remuneraciones al personal contratado	650.000	0	0	0	0	650.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	150.000	0	0	0	0	150.000
401	01	18	02	Remuneraciones por honorarios profesionales	500.000	0	0	0	0	500.000
401	03	00	00	Primas	485.000	0	0	0	0	485.000
401	03	37	00	Primas de transporte al personal contratado	250.000	0	0	0	0	250.000
401	03	41	00	Primas por antigüedad al personal contratado	235.000	0	0	0	0	235.000
401	04	00	00	Complementos de sueldos y salarios	545.000	0	0	0	0	545.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	200.000	0	0	0	0	200.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	345.000	0	0	0	0	345.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	605.000	0	0	0	0	605.000
401	05	07	00	Aguinaldos al personal contratado	300.000	0	0	0	0	300.000
401	05	08	00	Bono vacacional al personal contratado	305.000	0	0	0	0	305.000
401	06	00	00	Aportes patronales y legales	735.000	0	0	0	0	735.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	250.000	0	0	0	0	250.000
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	240.000	0	0	0	0	240.000
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	220.000	0	0	0	0	220.000
401	06	95	00	Otros aportes legales por personal contratado	25.000	0	0	0	0	25.000
401	07	00	00	Asistencia socio-económica	200.000	0	0	0	0	200.000
401	07	99	00	Otras subvenciones al personal contratado	200.000	0	0	0	0	200.000
401	08	00	00	Prestaciones sociales e indemnizaciones	180.000	0	0	0	0	180.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	180.000	0	0	0	0	180.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**718.778**	**0**	**0**	**0**	**0**	**718.778**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128201 700050000 DISEÑAR LA VERSIÓN 3.20 DEL SISTEMA SIGEFIRRHH Y SU INTEGRACIÓN CON OTROS SISTEMAS DE LA ADMINISTRACIÓN PÚBLICA.

OBJETIVO DEL PROYECTO: DESARROLLAR UNA NUEVA VERSIÓN DEL SISTEMA SIGEFIRRHH, COMO VISIÓN CENTRAL E INTEGRADO A LOS SISTEMAS SIGECOF Y SNE, PARA SU IMPLANTACIÓN EN LOS ORGANISMOS QUE CONFORMAN LA ADMINISTRACIÓN PÚBLICA, CON LA FINALIDAD DE QUE LOS ÓRGANOS RECTORES, TANTO DE LA ADMINISTRACIÓN FINANCIERA COMO DE LA FUNCIÓN PÚBLICA, SE NUTRAN DE INFORMACIÓN OPORTUNA Y VERAZ SOBRE LA MATERIA CORRESPONDIENTE.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700050003 ADQUISICIÓN, IMPLANTACIÓN Y PROMOCIÓN DE LA PLATAFORMA TECNOLÓGICA.

UNIDAD DE MEDIDA: PLATAFORMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	63.200	0	0	0	0	63.200
402	01	01	00	Alimentos y bebidas para personas	63.200	0	0	0	0	63.200
402	05	00	00	Productos de papel, cartón e impresos	339.298	0	0	0	0	339.298
402	05	01	00	Pulpa de madera, papel y cartón	48.000	0	0	0	0	48.000
402	05	02	00	Envases y cajas de papel y cartón	49.800	0	0	0	0	49.800
402	05	03	00	Productos de papel y cartón para oficina	241.498	0	0	0	0	241.498
402	10	00	00	Productos varios y útiles diversos	316.280	0	0	0	0	316.280
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	285.080	0	0	0	0	285.080
402	10	08	00	Materiales para equipos de computación	31.200	0	0	0	0	31.200
403	**00**	**00**	**00**	**Servicios no personales**	**5.053.453**	**0**	**0**	**0**	**0**	**5.053.453**
403	03	00	00	Derechos sobre bienes intangibles	560.000	0	0	0	0	560.000
403	03	03	00	Paquetes y programas de computación	560.000	0	0	0	0	560.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	25.000	0	0	0	0	25.000
403	07	02	00	Imprenta y reproducción	25.000	0	0	0	0	25.000
403	09	00	00	Viáticos y pasajes	600.000	0	0	0	0	600.000
403	09	01	00	Viáticos y pasajes dentro del país	600.000	0	0	0	0	600.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.250.000	0	0	0	0	3.250.000
403	10	03	00	Servicios de procesamiento de datos	1.000.000	0	0	0	0	1.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.500.000	0	0	0	0	1.500.000
403	10	99	00	Otros servicios profesionales y técnicos	750.000	0	0	0	0	750.000
403	18	00	00	Impuestos indirectos	618.453	0	0	0	0	618.453
403	18	01	00	Impuesto al valor agregado	618.453	0	0	0	0	618.453
				Totales	**9.172.231**	**0**	**0**	**0**	**0**	**9.172.231**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128201 700050000 DISEÑAR LA VERSIÓN 3.20 DEL SISTEMA SIGEFIRRHH Y SU INTEGRACIÓN CON OTROS SISTEMAS DE LA ADMINISTRACIÓN PÚBLICA.

OBJETIVO DEL PROYECTO: DESARROLLAR UNA NUEVA VERSIÓN DEL SISTEMA SIGEFIRRHH, COMO VISIÓN CENTRAL E INTEGRADO A LOS SISTEMAS SIGECOF Y SNE, PARA SU IMPLANTACIÓN EN LOS ORGANISMOS QUE CONFORMAN LA ADMINISTRACIÓN PÚBLICA, CON LA FINALIDAD DE QUE LOS ÓRGANOS RECTORES, TANTO DE LA ADMINISTRACIÓN FINANCIERA COMO DE LA FUNCIÓN PÚBLICA, SE NUTRAN DE INFORMACIÓN OPORTUNA Y VERAZ SOBRE LA MATERIA CORRESPONDIENTE.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700050004 DESARROLLO DE DOCUMENTACIÓN Y DESARROLLO DE LAS VERSIONES Y APLICATIVOS DE LOS SISTEMAS.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**113.898**	**0**	**0**	**0**	**0**	**113.898**
402	01	00	00	Productos alimenticios y agropecuarios	14.200	0	0	0	0	14.200
402	01	01	00	Alimentos y bebidas para personas	14.200	0	0	0	0	14.200
402	05	00	00	Productos de papel, cartón e impresos	80.448	0	0	0	0	80.448
402	05	02	00	Envases y cajas de papel y cartón	20.250	0	0	0	0	20.250
402	05	03	00	Productos de papel y cartón para oficina	60.198	0	0	0	0	60.198
402	10	00	00	Productos varios y útiles diversos	19.250	0	0	0	0	19.250
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	19.250	0	0	0	0	19.250
403	00	00	00	**Servicios no personales**	**106.823**	**0**	**0**	**0**	**0**	**106.823**
403	18	00	00	Impuestos indirectos	106.823	0	0	0	0	106.823
403	18	01	00	Impuesto al valor agregado	106.823	0	0	0	0	106.823
				Totales	**220.721**	**0**	**0**	**0**	**0**	**220.721**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128201 700050000 DISEÑAR LA VERSIÓN 3.20 DEL SISTEMA SIGEFIRRHH Y SU INTEGRACIÓN CON OTROS SISTEMAS DE LA ADMINISTRACIÓN PÚBLICA.

OBJETIVO DEL PROYECTO: DESARROLLAR UNA NUEVA VERSIÓN DEL SISTEMA SIGEFIRRHH, COMO VISIÓN CENTRAL E INTEGRADO A LOS SISTEMAS SIGECOF Y SNE, PARA SU IMPLANTACIÓN EN LOS ORGANISMOS QUE CONFORMAN LA ADMINISTRACIÓN PÚBLICA, CON LA FINALIDAD DE QUE LOS ÓRGANOS RECTORES, TANTO DE LA ADMINISTRACIÓN FINANCIERA COMO DE LA FUNCIÓN PÚBLICA, SE NUTRAN DE INFORMACIÓN OPORTUNA Y VERAZ SOBRE LA MATERIA CORRESPONDIENTE.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700050005 DISEÑO, DESARROLLO E IMPLANTACIÓN DEL MÓDULO DE INTEGRACIÓN.

UNIDAD DE MEDIDA: MÓDULO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.963.520**	**0**	**0**	**0**	**0**	**2.963.520**
403	03	00	00	Derechos sobre bienes intangibles	560.000	0	0	0	0	560.000
403	03	03	00	Paquetes y programas de computación	560.000	0	0	0	0	560.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	40.000	0	0	0	0	40.000
403	07	02	00	Imprenta y reproducción	40.000	0	0	0	0	40.000
403	09	00	00	Viáticos y pasajes	150.000	0	0	0	0	150.000
403	09	01	00	Viáticos y pasajes dentro del país	150.000	0	0	0	0	150.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.896.000	0	0	0	0	1.896.000
403	10	03	00	Servicios de procesamiento de datos	900.000	0	0	0	0	900.000
403	10	07	00	Servicios de capacitación y adiestramiento	500.000	0	0	0	0	500.000
403	10	99	00	Otros servicios profesionales y técnicos	496.000	0	0	0	0	496.000
403	18	00	00	Impuestos indirectos	317.520	0	0	0	0	317.520
403	18	01	00	Impuesto al valor agregado	317.520	0	0	0	0	317.520
				Totales	**2.963.520**	**0**	**0**	**0**	**0**	**2.963.520**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128163 700051000 ACTUALIZAR Y MANTENER LA PLATAFORMA DE LA COMUNIDAD VIRTUAL DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLANTAR UNA PLATAFORMA DE COMUNIDAD VIRTUAL QUE PERMITA INTEGRAR Y CAPACITAR A LOS USUARIOS, AL PODER POPULAR Y A LOS ÓRGANOS RECTORES DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO, A OBJETO DE INCREMENTAR LOS NIVELES DE EFICIENCIA EN LA GESTIÓN PÚBLICA Y COADYUVAR AL DESARROLLO Y FORMACIÓN DEL PODER POPULAR.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.950.000**	**0**	**0**	**0**	**0**	**2.950.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	60.000	0	0	0	0	60.000
401	01	18	00	Remuneraciones al personal contratado	60.000	0	0	0	0	60.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	60.000	0	0	0	0	60.000
401	03	00	00	Primas	435.000	0	0	0	0	435.000
401	03	37	00	Primas de transporte al personal contratado	200.000	0	0	0	0	200.000
401	03	41	00	Primas por antigüedad al personal contratado	235.000	0	0	0	0	235.000
401	04	00	00	Complementos de sueldos y salarios	445.000	0	0	0	0	445.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	225.000	0	0	0	0	225.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	220.000	0	0	0	0	220.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	605.000	0	0	0	0	605.000
401	05	07	00	Aguinaldos al personal contratado	300.000	0	0	0	0	300.000
401	05	08	00	Bono vacacional al personal contratado	305.000	0	0	0	0	305.000
401	06	00	00	Aportes patronales y legales	1.025.000	0	0	0	0	1.025.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	250.000	0	0	0	0	250.000
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	240.000	0	0	0	0	240.000
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	220.000	0	0	0	0	220.000
401	06	95	00	Otros aportes legales por personal contratado	315.000	0	0	0	0	315.000
401	07	00	00	Asistencia socio-económica	200.000	0	0	0	0	200.000
401	07	99	00	Otras subvenciones al personal contratado	200.000	0	0	0	0	200.000
401	08	00	00	Prestaciones sociales e indemnizaciones	180.000	0	0	0	0	180.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	180.000	0	0	0	0	180.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.249.037**	**0**	**0**	**0**	**0**	**1.249.037**
402	01	00	00	Productos alimenticios y agropecuarios	113.200	0	0	0	0	113.200
402	01	01	00	Alimentos y bebidas para personas	113.200	0	0	0	0	113.200
402	05	00	00	Productos de papel, cartón e impresos	512.853	0	0	0	0	512.853
402	05	01	00	Pulpa de madera, papel y cartón	10.000	0	0	0	0	10.000
402	05	02	00	Envases y cajas de papel y cartón	49.800	0	0	0	0	49.800
402	05	03	00	Productos de papel y cartón para oficina	453.053	0	0	0	0	453.053

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128163 700051000 ACTUALIZAR Y MANTENER LA PLATAFORMA DE LA COMUNIDAD VIRTUAL DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLANTAR UNA PLATAFORMA DE COMUNIDAD VIRTUAL QUE PERMITA INTEGRAR Y CAPACITAR A LOS USUARIOS, AL PODER POPULAR Y A LOS ÓRGANOS RECTORES DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO, A OBJETO DE INCREMENTAR LOS NIVELES DE EFICIENCIA EN LA GESTIÓN PÚBLICA Y COADYUVAR AL DESARROLLO Y FORMACIÓN DEL PODER POPULAR.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	00	00	Productos varios y útiles diversos	622.984	0	0	0	0	622.984
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	496.282	0	0	0	0	496.282
402	10	08	00	Materiales para equipos de computación	126.702	0	0	0	0	126.702
403	**00**	**00**	**00**	**Servicios no personales**	**4.008.382**	**0**	**0**	**0**	**0**	**4.008.382**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.445.087	0	0	0	0	3.445.087
403	10	03	00	Servicios de procesamiento de datos	1.500.000	0	0	0	0	1.500.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.500.000	0	0	0	0	1.500.000
403	10	99	00	Otros servicios profesionales y técnicos	445.087	0	0	0	0	445.087
403	18	00	00	Impuestos indirectos	563.295	0	0	0	0	563.295
403	18	01	00	Impuesto al valor agregado	563.295	0	0	0	0	563.295
				Totales	**8.207.419**	**0**	**0**	**0**	**0**	**8.207.419**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

70 - 45

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PROYECTO: 128163 700051000 ACTUALIZAR Y MANTENER LA PLATAFORMA DE LA COMUNIDAD VIRTUAL DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLANTAR UNA PLATAFORMA DE COMUNIDAD VIRTUAL QUE PERMITA INTEGRAR Y CAPACITAR A LOS USUARIOS, AL PODER POPULAR Y A LOS ÓRGANOS RECTORES DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO, A OBJETO DE INCREMENTAR LOS NIVELES DE EFICIENCIA EN LA GESTIÓN PÚBLICA Y COADYUVAR AL DESARROLLO Y FORMACIÓN DEL PODER POPULAR.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128163 700051000 ACTUALIZAR Y MANTENER LA PLATAFORMA DE LA COMUNIDAD VIRTUAL DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLANTAR UNA PLATAFORMA DE COMUNIDAD VIRTUAL QUE PERMITA INTEGRAR Y CAPACITAR A LOS USUARIOS, AL PODER POPULAR Y A LOS ÓRGANOS RECTORES DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO, A OBJETO DE INCREMENTAR LOS NIVELES DE EFICIENCIA EN LA GESTIÓN PÚBLICA Y COADYUVAR AL DESARROLLO Y FORMACIÓN DEL PODER POPULAR.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700051001 DISEÑO CONCEPTUAL DEL SISTEMA

UNIDAD DE MEDIDA: MODELO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**2.950.000**	0	0	0	0	**2.950.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	60.000	0	0	0	0	60.000
401	01	18	00	Remuneraciones al personal contratado	60.000	0	0	0	0	60.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	60.000	0	0	0	0	60.000
401	03	00	00	Primas	435.000	0	0	0	0	435.000
401	03	37	00	Primas de transporte al personal contratado	200.000	0	0	0	0	200.000
401	03	41	00	Primas por antigüedad al personal contratado	235.000	0	0	0	0	235.000
401	04	00	00	Complementos de sueldos y salarios	445.000	0	0	0	0	445.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	225.000	0	0	0	0	225.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	220.000	0	0	0	0	220.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	605.000	0	0	0	0	605.000
401	05	07	00	Aguinaldos al personal contratado	300.000	0	0	0	0	300.000
401	05	08	00	Bono vacacional al personal contratado	305.000	0	0	0	0	305.000
401	06	00	00	Aportes patronales y legales	1.025.000	0	0	0	0	1.025.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	250.000	0	0	0	0	250.000
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	240.000	0	0	0	0	240.000
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	220.000	0	0	0	0	220.000
401	06	95	00	Otros aportes legales por personal contratado	315.000	0	0	0	0	315.000
401	07	00	00	Asistencia socio-económica	200.000	0	0	0	0	200.000
401	07	99	00	Otras subvenciones al personal contratado	200.000	0	0	0	0	200.000
401	08	00	00	Prestaciones sociales e indemnizaciones	180.000	0	0	0	0	180.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	180.000	0	0	0	0	180.000
				Totales	**2.950.000**	0	0	0	0	**2.950.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128163 700051000 ACTUALIZAR Y MANTENER LA PLATAFORMA DE LA COMUNIDAD VIRTUAL DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLANTAR UNA PLATAFORMA DE COMUNIDAD VIRTUAL QUE PERMITA INTEGRAR Y CAPACITAR A LOS USUARIOS, AL PODER POPULAR Y A LOS ÓRGANOS RECTORES DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO, A OBJETO DE INCREMENTAR LOS NIVELES DE EFICIENCIA EN LA GESTIÓN PÚBLICA Y COADYUVAR AL DESARROLLO Y FORMACIÓN DEL PODER POPULAR.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700051002 DISEÑAR LA PLATAFORMA TECNOLÓGICA COMUNIDAD VIRTUAL

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.249.037**	**0**	**0**	**0**	**0**	**1.249.037**
402	01	00	00	Productos alimenticios y agropecuarios	113.200	0	0	0	0	113.200
402	01	01	00	Alimentos y bebidas para personas	113.200	0	0	0	0	113.200
402	05	00	00	Productos de papel, cartón e impresos	512.853	0	0	0	0	512.853
402	05	01	00	Pulpa de madera, papel y cartón	10.000	0	0	0	0	10.000
402	05	02	00	Envases y cajas de papel y cartón	49.800	0	0	0	0	49.800
402	05	03	00	Productos de papel y cartón para oficina	453.053	0	0	0	0	453.053
402	10	00	00	Productos varios y útiles diversos	622.984	0	0	0	0	622.984
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	496.282	0	0	0	0	496.282
402	10	08	00	Materiales para equipos de computación	126.702	0	0	0	0	126.702
403	**00**	**00**	**00**	**Servicios no personales**	**149.884**	**0**	**0**	**0**	**0**	**149.884**
403	18	00	00	Impuestos indirectos	149.884	0	0	0	0	149.884
403	18	01	00	Impuesto al valor agregado	149.884	0	0	0	0	149.884
				Totales	**1.398.921**	**0**	**0**	**0**	**0**	**1.398.921**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128163 700051000 ACTUALIZAR Y MANTENER LA PLATAFORMA DE LA COMUNIDAD VIRTUAL DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLANTAR UNA PLATAFORMA DE COMUNIDAD VIRTUAL QUE PERMITA INTEGRAR Y CAPACITAR A LOS USUARIOS, AL PODER POPULAR Y A LOS ÓRGANOS RECTORES DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO, A OBJETO DE INCREMENTAR LOS NIVELES DE EFICIENCIA EN LA GESTIÓN PÚBLICA Y COADYUVAR AL DESARROLLO Y FORMACIÓN DEL PODER POPULAR.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700051003 IMPLANTACIÓN Y PROMOCIÓN DE LA PLATAFORMA TECNOLÓGICA COMUNIDAD VIRTUAL.

UNIDAD DE MEDIDA: IMPLANTACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MODERNIZACIÓN DE LA ADMINISTRACIÓN FINANCIERA DEL ESTADO (DIGEMAFE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	3.858.498	0	0	0	0	3.858.498
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.445.087	0	0	0	0	3.445.087
403	10	03	00	Servicios de procesamiento de datos	1.500.000	0	0	0	0	1.500.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.500.000	0	0	0	0	1.500.000
403	10	99	00	Otros servicios profesionales y técnicos	445.087	0	0	0	0	445.087
403	18	00	00	Impuestos indirectos	413.411	0	0	0	0	413.411
403	18	01	00	Impuesto al valor agregado	413.411	0	0	0	0	413.411
				Totales	3.858.498	0	0	0	0	3.858.498

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128178 700052000 DISEÑO DEL MODELO CONCEPTUAL DE UN SISTEMA INTEGRADO DE ESTADÍSTICAS DE LAS FINANZAS PÚBLICAS

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLANTAR UN SISTEMA DE ESTADÍSTICAS DE LAS FINANZAS PÚBLICAS QUE CUENTE CON UN MÓDULO DE INTERFAZ DE CARGA DE LOS DATOS PROVISTOS POR SUS FUENTES OFICIALES Y UN MÓDULO DE PRESENTACIÓN DE REPORTES ESTADÍSTICOS.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA Y PRESUPUESTO PÚBLICO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**420.792**	**0**	**0**	**0**	**0**	**420.792**
401	01	00	00	Sueldos, salarios y otras retribuciones	420.792	0	0	0	0	420.792
401	01	18	00	Remuneraciones al personal contratado	420.792	0	0	0	0	420.792
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	420.792	0	0	0	0	420.792
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**401.253**	**0**	**0**	**0**	**0**	**401.253**
402	01	00	00	Productos alimenticios y agropecuarios	23.902	0	0	0	0	23.902
402	01	01	00	Alimentos y bebidas para personas	23.902	0	0	0	0	23.902
402	05	00	00	Productos de papel, cartón e impresos	27.328	0	0	0	0	27.328
402	05	01	00	Pulpa de madera, papel y cartón	3.751	0	0	0	0	3.751
402	05	03	00	Productos de papel y cartón para oficina	23.577	0	0	0	0	23.577
402	06	00	00	Productos químicos y derivados	35.357	0	0	0	0	35.357
402	06	04	00	Productos farmacéuticos y medicamentos	9.317	0	0	0	0	9.317
402	06	08	00	Productos plásticos	26.040	0	0	0	0	26.040
402	10	00	00	Productos varios y útiles diversos	314.666	0	0	0	0	314.666
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	97.666	0	0	0	0	97.666
402	10	08	00	Materiales para equipos de computación	217.000	0	0	0	0	217.000
403	**00**	**00**	**00**	**Servicios no personales**	**54.242**	**0**	**0**	**0**	**0**	**54.242**
403	18	00	00	Impuestos indirectos	54.242	0	0	0	0	54.242
403	18	01	00	Impuesto al valor agregado	54.242	0	0	0	0	54.242
404	**00**	**00**	**00**	**Activos reales**	**23.713**	**0**	**0**	**0**	**0**	**23.713**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	23.713	0	0	0	0	23.713
404	09	02	00	Equipos de computación	23.713	0	0	0	0	23.713
				Totales	**900.000**	**0**	**0**	**0**	**0**	**900.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 70 - 50

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128178 700052000 DISEÑO DEL MODELO CONCEPTUAL DE UN SISTEMA INTEGRADO DE ESTADÍSTICAS DE LAS FINANZAS PÚBLICAS

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLANTAR UN SISTEMA DE ESTADÍSTICAS DE LAS FINANZAS PÚBLICAS QUE CUENTE CON UN MÓDULO DE INTERFAZ DE CARGA DE LOS DATOS PROVISTOS POR SUS FUENTES OFICIALES Y UN MÓDULO DE PRESENTACIÓN DE REPORTES ESTADÍSTICOS.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA Y PRESUPUESTO PÚBLICO **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128178 700052000 DISEÑO DEL MODELO CONCEPTUAL DE UN SISTEMA INTEGRADO DE ESTADÍSTICAS DE LAS FINANZAS PÚBLICAS

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLANTAR UN SISTEMA DE ESTADÍSTICAS DE LAS FINANZAS PÚBLICAS QUE CUENTE CON UN MÓDULO DE INTERFAZ DE CARGA DE LOS DATOS PROVISTOS POR SUS FUENTES OFICIALES Y UN MÓDULO DE PRESENTACIÓN DE REPORTES ESTADÍSTICOS.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA Y PRESUPUESTO PÚBLICO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700052001 DESARROLLO DEL MODELO CONCEPTUAL

UNIDAD DE MEDIDA: MODELO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ESTADÍSTICAS DE LAS FINANZAS PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**161.658**	**0**	**0**	**0**	**0**	**161.658**
402	01	00	00	Productos alimenticios y agropecuarios	10.902	0	0	0	0	10.902
402	01	01	00	Alimentos y bebidas para personas	10.902	0	0	0	0	10.902
402	05	00	00	Productos de papel, cartón e impresos	13.628	0	0	0	0	13.628
402	05	01	00	Pulpa de madera, papel y cartón	1.551	0	0	0	0	1.551
402	05	03	00	Productos de papel y cartón para oficina	12.077	0	0	0	0	12.077
402	06	00	00	Productos químicos y derivados	16.014	0	0	0	0	16.014
402	06	04	00	Productos farmacéuticos y medicamentos	3.117	0	0	0	0	3.117
402	06	08	00	Productos plásticos	12.897	0	0	0	0	12.897
402	10	00	00	Productos varios y útiles diversos	121.114	0	0	0	0	121.114
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	42.666	0	0	0	0	42.666
402	10	08	00	Materiales para equipos de computación	78.448	0	0	0	0	78.448
403	**00**	**00**	**00**	**Servicios no personales**	**51.342**	**0**	**0**	**0**	**0**	**51.342**
403	18	00	00	Impuestos indirectos	51.342	0	0	0	0	51.342
403	18	01	00	Impuesto al valor agregado	51.342	0	0	0	0	51.342
				Totales	**213.000**	**0**	**0**	**0**	**0**	**213.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128178 700052000 DISEÑO DEL MODELO CONCEPTUAL DE UN SISTEMA INTEGRADO DE ESTADÍSTICAS DE LAS FINANZAS PÚBLICAS

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLANTAR UN SISTEMA DE ESTADÍSTICAS DE LAS FINANZAS PÚBLICAS QUE CUENTE CON UN MÓDULO DE INTERFAZ DE CARGA DE LOS DATOS PROVISTOS POR SUS FUENTES OFICIALES Y UN MÓDULO DE PRESENTACIÓN DE REPORTES ESTADÍSTICOS.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA Y PRESUPUESTO PÚBLICO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700052002 CREACIÓN Y PUESTA EN MARCHA DEL SOFTWARE.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ESTADÍSTICAS DE LAS FINANZAS PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**420.792**	**0**	**0**	**0**	**0**	**420.792**
401	01	00	00	Sueldos, salarios y otras retribuciones	420.792	0	0	0	0	420.792
401	01	18	00	Remuneraciones al personal contratado	420.792	0	0	0	0	420.792
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	420.792	0	0	0	0	420.792
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**239.595**	**0**	**0**	**0**	**0**	**239.595**
402	01	00	00	Productos alimenticios y agropecuarios	13.000	0	0	0	0	13.000
402	01	01	00	Alimentos y bebidas para personas	13.000	0	0	0	0	13.000
402	05	00	00	Productos de papel, cartón e impresos	13.700	0	0	0	0	13.700
402	05	01	00	Pulpa de madera, papel y cartón	2.200	0	0	0	0	2.200
402	05	03	00	Productos de papel y cartón para oficina	11.500	0	0	0	0	11.500
402	06	00	00	Productos químicos y derivados	19.343	0	0	0	0	19.343
402	06	04	00	Productos farmacéuticos y medicamentos	6.200	0	0	0	0	6.200
402	06	08	00	Productos plásticos	13.143	0	0	0	0	13.143
402	10	00	00	Productos varios y útiles diversos	193.552	0	0	0	0	193.552
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	55.000	0	0	0	0	55.000
402	10	08	00	Materiales para equipos de computación	138.552	0	0	0	0	138.552
403	**00**	**00**	**00**	**Servicios no personales**	**2.900**	**0**	**0**	**0**	**0**	**2.900**
403	18	00	00	Impuestos indirectos	2.900	0	0	0	0	2.900
403	18	01	00	Impuesto al valor agregado	2.900	0	0	0	0	2.900
404	**00**	**00**	**00**	**Activos reales**	**23.713**	**0**	**0**	**0**	**0**	**23.713**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	23.713	0	0	0	0	23.713
404	09	02	00	Equipos de computación	23.713	0	0	0	0	23.713
				Totales	**687.000**	**0**	**0**	**0**	**0**	**687.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128125 700053000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 16.000

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**226.000.000**	**0**	**0**	**0**	**0**	**226.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	54.400.000	0	0	0	0	54.400.000
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.600.000	0	0	0	0	2.600.000
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	24.000.000	0	0	0	0	24.000.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.000.000	0	0	0	0	2.000.000
401	01	18	00	Remuneraciones al personal contratado	25.800.000	0	0	0	0	25.800.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	21.800.000	0	0	0	0	21.800.000
401	01	18	02	Remuneraciones por honorarios profesionales	4.000.000	0	0	0	0	4.000.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	700.000	0	0	0	0	700.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	200.000	0	0	0	0	200.000
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	500.000	0	0	0	0	500.000
401	03	00	00	Primas	7.940.000	0	0	0	0	7.940.000
401	03	08	00	Primas de profesionalización a empleados	500.000	0	0	0	0	500.000
401	03	09	00	Primas por antigüedad a empleados	1.200.000	0	0	0	0	1.200.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	900.000	0	0	0	0	900.000
401	03	19	00	Primas por hijos de obreros	10.000	0	0	0	0	10.000
401	03	21	00	Primas por antigüedad a obreros	300.000	0	0	0	0	300.000
401	03	22	00	Primas de profesionalización a obreros	90.000	0	0	0	0	90.000
401	03	37	00	Primas de transporte al personal contratado	3.240.000	0	0	0	0	3.240.000
401	03	40	00	Primas de profesionalización al personal contratado	100.000	0	0	0	0	100.000
401	03	41	00	Primas por antigüedad al personal contratado	1.600.000	0	0	0	0	1.600.000
401	04	00	00	Complementos de sueldos y salarios	46.590.000	0	0	0	0	46.590.000
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	150.000	0	0	0	0	150.000
401	04	04	00	Complemento a empleados por gastos de transporte	500.000	0	0	0	0	500.000
401	04	08	00	Bono compensatorio de alimentación a empleados	2.000.000	0	0	0	0	2.000.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	500.000	0	0	0	0	500.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	100.000	0	0	0	0	100.000
401	04	17	00	Complemento a obreros por gastos de transporte	500.000	0	0	0	0	500.000
401	04	18	00	Bono compensatorio de alimentación a obreros	800.000	0	0	0	0	800.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128125 700053000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 16.000

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	540.000	0	0	0	0	540.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	12.800.000	0	0	0	0	12.800.000
401	04	97	00	Otros complementos a obreros	200.000	0	0	0	0	200.000
401	04	98	00	Otros complementos al personal contratado	28.500.000	0	0	0	0	28.500.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	28.000.000	0	0	0	0	28.000.000
401	05	01	00	Aguinaldos a empleados	1.000.000	0	0	0	0	1.000.000
401	05	03	00	Bono vacacional a empleados	500.000	0	0	0	0	500.000
401	05	04	00	Aguinaldos a obreros	800.000	0	0	0	0	800.000
401	05	06	00	Bono vacacional a obreros	500.000	0	0	0	0	500.000
401	05	07	00	Aguinaldos al personal contratado	12.700.000	0	0	0	0	12.700.000
401	05	08	00	Bono vacacional al personal contratado	12.500.000	0	0	0	0	12.500.000
401	06	00	00	Aportes patronales y legales	11.730.000	0	0	0	0	11.730.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.000.000	0	0	0	0	1.000.000
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	400.000	0	0	0	0	400.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	250.000	0	0	0	0	250.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	700.000	0	0	0	0	700.000
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	400.000	0	0	0	0	400.000
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	150.000	0	0	0	0	150.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	100.000	0	0	0	0	100.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	250.000	0	0	0	0	250.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.200.000	0	0	0	0	4.200.000
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.650.000	0	0	0	0	1.650.000
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.050.000	0	0	0	0	1.050.000
401	06	95	00	Otros aportes legales por personal contratado	1.580.000	0	0	0	0	1.580.000
401	07	00	00	Asistencia socio-económica	38.456.000	0	0	0	0	38.456.000
401	07	01	00	Capacitación y adiestramiento a empleados	500.000	0	0	0	0	500.000
401	07	02	00	Becas a empleados	500.000	0	0	0	0	500.000
401	07	03	00	Ayudas por matrimonio a empleados	1.000	0	0	0	0	1.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128125 700053000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 16.000

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.000	0	0	0	0	1.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.500.000	0	0	0	0	1.500.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	4.000.000	0	0	0	0	4.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	100.000	0	0	0	0	100.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	250.000	0	0	0	0	250.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	100.000	0	0	0	0	100.000
401	07	17	00	Capacitación y adiestramiento a obreros	400.000	0	0	0	0	400.000
401	07	18	00	Becas a obreros	500.000	0	0	0	0	500.000
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	1.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	600.000	0	0	0	0	600.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	4.000.000	0	0	0	0	4.000.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	100.000	0	0	0	0	100.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	110.000	0	0	0	0	110.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	70.000	0	0	0	0	70.000
401	07	74	00	Capacitación y adiestramiento al personal contratado	1.300.000	0	0	0	0	1.300.000
401	07	75	00	Becas al personal contratado	1.850.000	0	0	0	0	1.850.000
401	07	76	00	Ayudas por matrimonio al personal contratado	2.000	0	0	0	0	2.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	2.000	0	0	0	0	2.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	2.300.000	0	0	0	0	2.300.000
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	17.698.000	0	0	0	0	17.698.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	900.000	0	0	0	0	900.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.100.000	0	0	0	0	1.100.000
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	570.000	0	0	0	0	570.000
401	08	00	00	Prestaciones sociales e indemnizaciones	25.400.000	0	0	0	0	25.400.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	6.000.000	0	0	0	0	6.000.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.000.000	0	0	0	0	3.000.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	16.400.000	0	0	0	0	16.400.000

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128125 700053000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 16.000

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	96	00	00	Otros gastos del personal empleado	8.784.000	0	0	0	0	8.784.000
401	96	01	00	Otros gastos del personal empleado	8.784.000	0	0	0	0	8.784.000
401	97	00	00	Otros gastos del personal obrero	4.000.000	0	0	0	0	4.000.000
401	97	01	00	Otros gastos del personal obrero	4.000.000	0	0	0	0	4.000.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**50.000.000**	**0**	**0**	**0**	**0**	**50.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	13.000.000	0	0	0	0	13.000.000
402	01	01	00	Alimentos y bebidas para personas	13.000.000	0	0	0	0	13.000.000
402	03	00	00	Textiles y vestuarios	4.200.000	0	0	0	0	4.200.000
402	03	02	00	Prendas de vestir	3.500.000	0	0	0	0	3.500.000
402	03	03	00	Calzados	700.000	0	0	0	0	700.000
402	04	00	00	Productos de cuero y caucho	3.000.000	0	0	0	0	3.000.000
402	04	03	00	Cauchos y tripas para vehículos	3.000.000	0	0	0	0	3.000.000
402	05	00	00	Productos de papel, cartón e impresos	12.000.000	0	0	0	0	12.000.000
402	05	01	00	Pulpa de madera, papel y cartón	2.400.000	0	0	0	0	2.400.000
402	05	02	00	Envases y cajas de papel y cartón	1.000.000	0	0	0	0	1.000.000
402	05	03	00	Productos de papel y cartón para oficina	2.400.000	0	0	0	0	2.400.000
402	05	04	00	Libros, revistas y periódicos	700.000	0	0	0	0	700.000
402	05	05	00	Material de enseñanza	500.000	0	0	0	0	500.000
402	05	06	00	Productos de papel y cartón para computación	3.000.000	0	0	0	0	3.000.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.000.000	0	0	0	0	2.000.000
402	06	00	00	Productos químicos y derivados	6.000.000	0	0	0	0	6.000.000
402	06	03	00	Tintas, pinturas y colorantes	4.000.000	0	0	0	0	4.000.000
402	06	04	00	Productos farmacéuticos y medicamentos	500.000	0	0	0	0	500.000
402	06	06	00	Combustibles y lubricantes	500.000	0	0	0	0	500.000
402	06	08	00	Productos plásticos	1.000.000	0	0	0	0	1.000.000
402	07	00	00	Productos minerales no metálicos	800.000	0	0	0	0	800.000
402	07	02	00	Vidrios y productos de vidrio	300.000	0	0	0	0	300.000
402	07	04	00	Cemento, cal y yeso	500.000	0	0	0	0	500.000
402	08	00	00	Productos metálicos	2.000.000	0	0	0	0	2.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128125 700053000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 16.000

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	500.000	0	0	0	0	500.000
402	08	04	00	Productos metálicos estructurales	500.000	0	0	0	0	500.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	500.000	0	0	0	0	500.000
402	08	10	00	Repuestos y accesorios para otros equipos	500.000	0	0	0	0	500.000
402	10	00	00	Productos varios y útiles diversos	8.500.000	0	0	0	0	8.500.000
402	10	01	00	Artículos de deporte, recreación y juguetes	500.000	0	0	0	0	500.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.000.000	0	0	0	0	1.000.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.000.000	0	0	0	0	2.000.000
402	10	06	00	Condecoraciones, ofrendas y similares	500.000	0	0	0	0	500.000
402	10	08	00	Materiales para equipos de computación	1.000.000	0	0	0	0	1.000.000
402	10	11	00	Materiales eléctricos	1.700.000	0	0	0	0	1.700.000
402	10	12	00	Materiales para instalaciones sanitarias	1.000.000	0	0	0	0	1.000.000
402	10	13	00	Materiales fotográficos	800.000	0	0	0	0	800.000
402	99	00	00	Otros materiales y suministros	500.000	0	0	0	0	500.000
402	99	01	00	Otros materiales y suministros	500.000	0	0	0	0	500.000
403	**00**	**00**	**00**	**Servicios no personales**	**40.200.000**	**0**	**0**	**0**	**0**	**40.200.000**
403	01	00	00	Alquileres de inmuebles	1.000.000	0	0	0	0	1.000.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	1.000.000	0	0	0	0	1.000.000
403	06	00	00	Servicios de transporte y almacenaje	600.000	0	0	0	0	600.000
403	06	03	00	Estacionamiento	100.000	0	0	0	0	100.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	500.000	0	0	0	0	500.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.200.000	0	0	0	0	8.200.000
403	07	02	00	Imprenta y reproducción	1.500.000	0	0	0	0	1.500.000
403	07	03	00	Relaciones sociales	5.400.000	0	0	0	0	5.400.000
403	07	04	00	Avisos	1.300.000	0	0	0	0	1.300.000
403	09	00	00	Viáticos y pasajes	5.200.000	0	0	0	0	5.200.000
403	09	01	00	Viáticos y pasajes dentro del país	3.200.000	0	0	0	0	3.200.000
403	09	02	00	Viáticos y pasajes fuera del país	2.000.000	0	0	0	0	2.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.500.000	0	0	0	0	1.500.000

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128125 700053000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 16.000

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	03	00	Servicios de procesamiento de datos	500.000	0	0	0	0	500.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.000.000	0	0	0	0	1.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.500.000	0	0	0	0	6.500.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.500.000	0	0	0	0	1.500.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.500.000	0	0	0	0	1.500.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	500.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	500.000	0	0	0	0	500.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.000.000	0	0	0	0	2.000.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	500.000	0	0	0	0	500.000
403	12	00	00	Conservación y reparaciones menores de obras	6.000.000	0	0	0	0	6.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	6.000.000	0	0	0	0	6.000.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	400.000	0	0	0	0	400.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	400.000	0	0	0	0	400.000
403	18	00	00	Impuestos indirectos	8.824.000	0	0	0	0	8.824.000
403	18	01	00	Impuesto al valor agregado	8.824.000	0	0	0	0	8.824.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	576.000	0	0	0	0	576.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	576.000	0	0	0	0	576.000
403	99	00	00	Otros servicios no personales	1.400.000	0	0	0	0	1.400.000
403	99	01	00	Otros servicios no personales	1.400.000	0	0	0	0	1.400.000
404	**00**	**00**	**00**	**Activos reales**	**16.000.000**	**0**	**0**	**0**	**0**	**16.000.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	3.300.000	0	0	0	0	3.300.000
404	01	01	00	Repuestos mayores	2.500.000	0	0	0	0	2.500.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	600.000	0	0	0	0	600.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.300.000	0	0	0	0	1.300.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	100.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	500.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	800.000	0	0	0	0	800.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás	800.000	0	0	0	0	800.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128125 700053000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 16.000

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				equipos de oficina y alojamiento						
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.200.000	0	0	0	0	1.200.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	700.000	0	0	0	0	700.000
404	03	05	00	Maquinaria y equipos industriales y de taller	500.000	0	0	0	0	500.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	800.000	0	0	0	0	800.000
404	05	01	00	Equipos de telecomunicaciones	800.000	0	0	0	0	800.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.200.000	0	0	0	0	2.200.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	700.000	0	0	0	0	700.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	1.300.000	0	0	0	0	1.300.000
404	07	06	00	Instrumentos musicales y equipos de audio	200.000	0	0	0	0	200.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	8.500.000	0	0	0	0	8.500.000
404	09	01	00	Mobiliario y equipos de oficina	1.400.000	0	0	0	0	1.400.000
404	09	02	00	Equipos de computación	2.000.000	0	0	0	0	2.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	5.000.000	0	0	0	0	5.000.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	100.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**6.300.000**	**0**	**0**	**0**	**0**	**6.300.000**
411	11	00	00	Obligaciones de ejercicios anteriores	6.300.000	0	0	0	0	6.300.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	300.000	0	0	0	0	300.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	6.000.000	0	0	0	0	6.000.000
				Totales	**338.500.000**	**0**	**0**	**0**	**0**	**338.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 70 - 60

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128125 700053000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 16.000

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** **2016**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128125 700053000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 16.000

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700053001 DESARROLLO DE LAS ACTIVIDADES ACADÉMICAS

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 16.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ACADÉMICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**158.000.000**	**0**	**0**	**0**	**0**	**158.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	48.000.000	0	0	0	0	48.000.000
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	24.000.000	0	0	0	0	24.000.000
401	01	18	00	Remuneraciones al personal contratado	24.000.000	0	0	0	0	24.000.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	20.000.000	0	0	0	0	20.000.000
401	01	18	02	Remuneraciones por honorarios profesionales	4.000.000	0	0	0	0	4.000.000
401	03	00	00	Primas	4.500.000	0	0	0	0	4.500.000
401	03	37	00	Primas de transporte al personal contratado	3.000.000	0	0	0	0	3.000.000
401	03	41	00	Primas por antigüedad al personal contratado	1.500.000	0	0	0	0	1.500.000
401	04	00	00	Complementos de sueldos y salarios	37.500.000	0	0	0	0	37.500.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	500.000	0	0	0	0	500.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	12.000.000	0	0	0	0	12.000.000
401	04	98	00	Otros complementos al personal contratado	25.000.000	0	0	0	0	25.000.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	24.000.000	0	0	0	0	24.000.000
401	05	07	00	Aguinaldos al personal contratado	12.000.000	0	0	0	0	12.000.000
401	05	08	00	Bono vacacional al personal contratado	12.000.000	0	0	0	0	12.000.000
401	06	00	00	Aportes patronales y legales	8.000.000	0	0	0	0	8.000.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.000.000	0	0	0	0	4.000.000
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.500.000	0	0	0	0	1.500.000
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.000.000	0	0	0	0	1.000.000
401	06	95	00	Otros aportes legales por personal contratado	1.500.000	0	0	0	0	1.500.000
401	07	00	00	Asistencia socio-económica	21.000.000	0	0	0	0	21.000.000
401	07	74	00	Capacitación y adiestramiento al personal contratado	1.000.000	0	0	0	0	1.000.000
401	07	75	00	Becas al personal contratado	1.500.000	0	0	0	0	1.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128125 700053000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 16.000

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 700053001 DESARROLLO DE LAS ACTIVIDADES ACADÉMICAS

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 16.000

RESPONSABLE/EJECUTOR: DIRECCIÓN ACADÉMICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	76	00	Ayudas por matrimonio al personal contratado	1.000	0	0	0	0	1.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	1.000	0	0	0	0	1.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	2.000.000	0	0	0	0	2.000.000
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	14.198.000	0	0	0	0	14.198.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	800.000	0	0	0	0	800.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.000.000	0	0	0	0	1.000.000
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	500.000	0	0	0	0	500.000
401	08	00	00	Prestaciones sociales e indemnizaciones	15.000.000	0	0	0	0	15.000.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	15.000.000	0	0	0	0	15.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**200.000**	**0**	**0**	**0**	**0**	**200.000**
403	18	00	00	Impuestos indirectos	24.000	0	0	0	0	24.000
403	18	01	00	Impuesto al valor agregado	24.000	0	0	0	0	24.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	176.000	0	0	0	0	176.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	176.000	0	0	0	0	176.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**300.000**	**0**	**0**	**0**	**0**	**300.000**
411	11	00	00	Obligaciones de ejercicios anteriores	300.000	0	0	0	0	300.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	300.000	0	0	0	0	300.000
				Totales	**158.500.000**	**0**	**0**	**0**	**0**	**158.500.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128125 700053000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 16.000

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700053002 APOYO ADMINISTRATIVO DE LAS ACTIVIDADES ACADÉMICAS

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**68.000.000**	**0**	**0**	**0**	**0**	**68.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.400.000	0	0	0	0	6.400.000
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.600.000	0	0	0	0	2.600.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.000.000	0	0	0	0	2.000.000
401	01	18	00	Remuneraciones al personal contratado	1.800.000	0	0	0	0	1.800.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.800.000	0	0	0	0	1.800.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	700.000	0	0	0	0	700.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	200.000	0	0	0	0	200.000
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	500.000	0	0	0	0	500.000
401	03	00	00	Primas	3.440.000	0	0	0	0	3.440.000
401	03	08	00	Primas de profesionalización a empleados	500.000	0	0	0	0	500.000
401	03	09	00	Primas por antigüedad a empleados	1.200.000	0	0	0	0	1.200.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	900.000	0	0	0	0	900.000
401	03	19	00	Primas por hijos de obreros	10.000	0	0	0	0	10.000
401	03	21	00	Primas por antigüedad a obreros	300.000	0	0	0	0	300.000
401	03	22	00	Primas de profesionalización a obreros	90.000	0	0	0	0	90.000
401	03	37	00	Primas de transporte al personal contratado	240.000	0	0	0	0	240.000
401	03	40	00	Primas de profesionalización al personal contratado	100.000	0	0	0	0	100.000
401	03	41	00	Primas por antigüedad al personal contratado	100.000	0	0	0	0	100.000
401	04	00	00	Complementos de sueldos y salarios	9.090.000	0	0	0	0	9.090.000
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	150.000	0	0	0	0	150.000
401	04	04	00	Complemento a empleados por gastos de transporte	500.000	0	0	0	0	500.000
401	04	08	00	Bono compensatorio de alimentación a empleados	2.000.000	0	0	0	0	2.000.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	500.000	0	0	0	0	500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128125 700053000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 16.000

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 700053002 APOYO ADMINISTRATIVO DE LAS ACTIVIDADES ACADÉMICAS

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	100.000	0	0	0	0	100.000
401	04	17	00	Complemento a obreros por gastos de transporte	500.000	0	0	0	0	500.000
401	04	18	00	Bono compensatorio de alimentación a obreros	800.000	0	0	0	0	800.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	40.000	0	0	0	0	40.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	800.000	0	0	0	0	800.000
401	04	97	00	Otros complementos a obreros	200.000	0	0	0	0	200.000
401	04	98	00	Otros complementos al personal contratado	3.500.000	0	0	0	0	3.500.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.000.000	0	0	0	0	4.000.000
401	05	01	00	Aguinaldos a empleados	1.000.000	0	0	0	0	1.000.000
401	05	03	00	Bono vacacional a empleados	500.000	0	0	0	0	500.000
401	05	04	00	Aguinaldos a obreros	800.000	0	0	0	0	800.000
401	05	06	00	Bono vacacional a obreros	500.000	0	0	0	0	500.000
401	05	07	00	Aguinaldos al personal contratado	700.000	0	0	0	0	700.000
401	05	08	00	Bono vacacional al personal contratado	500.000	0	0	0	0	500.000
401	06	00	00	Aportes patronales y legales	3.730.000	0	0	0	0	3.730.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.000.000	0	0	0	0	1.000.000
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	400.000	0	0	0	0	400.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	250.000	0	0	0	0	250.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	700.000	0	0	0	0	700.000
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	400.000	0	0	0	0	400.000
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	150.000	0	0	0	0	150.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	100.000	0	0	0	0	100.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	250.000	0	0	0	0	250.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	200.000	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128125 700053000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 16.000

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700053002 APOYO ADMINISTRATIVO DE LAS ACTIVIDADES ACADÉMICAS

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	150.000	0	0	0	0	150.000
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	50.000	0	0	0	0	50.000
401	06	95	00	Otros aportes legales por personal contratado	80.000	0	0	0	0	80.000
401	07	00	00	Asistencia socio-económica	17.456.000	0	0	0	0	17.456.000
401	07	01	00	Capacitación y adiestramiento a empleados	500.000	0	0	0	0	500.000
401	07	02	00	Becas a empleados	500.000	0	0	0	0	500.000
401	07	03	00	Ayudas por matrimonio a empleados	1.000	0	0	0	0	1.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.000	0	0	0	0	1.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.500.000	0	0	0	0	1.500.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	4.000.000	0	0	0	0	4.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	100.000	0	0	0	0	100.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	250.000	0	0	0	0	250.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	100.000	0	0	0	0	100.000
401	07	17	00	Capacitación y adiestramiento a obreros	400.000	0	0	0	0	400.000
401	07	18	00	Becas a obreros	500.000	0	0	0	0	500.000
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	1.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	600.000	0	0	0	0	600.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	4.000.000	0	0	0	0	4.000.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	100.000	0	0	0	0	100.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	110.000	0	0	0	0	110.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	70.000	0	0	0	0	70.000
401	07	74	00	Capacitación y adiestramiento al personal contratado	300.000	0	0	0	0	300.000
401	07	75	00	Becas al personal contratado	350.000	0	0	0	0	350.000

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128125 700053000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 16.000

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700053002 APOYO ADMINISTRATIVO DE LAS ACTIVIDADES ACADÉMICAS

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	76	00	Ayudas por matrimonio al personal contratado	1.000	0	0	0	0	1.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	1.000	0	0	0	0	1.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	300.000	0	0	0	0	300.000
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	3.500.000	0	0	0	0	3.500.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	100.000	0	0	0	0	100.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	100.000	0	0	0	0	100.000
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	70.000	0	0	0	0	70.000
401	08	00	00	Prestaciones sociales e indemnizaciones	10.400.000	0	0	0	0	10.400.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	6.000.000	0	0	0	0	6.000.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.000.000	0	0	0	0	3.000.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.400.000	0	0	0	0	1.400.000
401	96	00	00	Otros gastos del personal empleado	8.784.000	0	0	0	0	8.784.000
401	96	01	00	Otros gastos del personal empleado	8.784.000	0	0	0	0	8.784.000
401	97	00	00	Otros gastos del personal obrero	4.000.000	0	0	0	0	4.000.000
401	97	01	00	Otros gastos del personal obrero	4.000.000	0	0	0	0	4.000.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**40.000.000**	**0**	**0**	**0**	**0**	**40.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	8.000.000	0	0	0	0	8.000.000
402	01	01	00	Alimentos y bebidas para personas	8.000.000	0	0	0	0	8.000.000
402	03	00	00	Textiles y vestuarios	4.200.000	0	0	0	0	4.200.000
402	03	02	00	Prendas de vestir	3.500.000	0	0	0	0	3.500.000
402	03	03	00	Calzados	700.000	0	0	0	0	700.000
402	04	00	00	Productos de cuero y caucho	3.000.000	0	0	0	0	3.000.000
402	04	03	00	Cauchos y tripas para vehículos	3.000.000	0	0	0	0	3.000.000
402	05	00	00	Productos de papel, cartón e impresos	9.000.000	0	0	0	0	9.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PROYECTO: 128125 700053000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 16.000

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700053002 APOYO ADMINISTRATIVO DE LAS ACTIVIDADES ACADÉMICAS

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	2.000.000	0	0	0	0	2.000.000
402	05	02	00	Envases y cajas de papel y cartón	1.000.000	0	0	0	0	1.000.000
402	05	03	00	Productos de papel y cartón para oficina	2.000.000	0	0	0	0	2.000.000
402	05	04	00	Libros, revistas y periódicos	500.000	0	0	0	0	500.000
402	05	05	00	Material de enseñanza	500.000	0	0	0	0	500.000
402	05	06	00	Productos de papel y cartón para computación	2.000.000	0	0	0	0	2.000.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.000.000	0	0	0	0	1.000.000
402	06	00	00	Productos químicos y derivados	5.000.000	0	0	0	0	5.000.000
402	06	03	00	Tintas, pinturas y colorantes	3.000.000	0	0	0	0	3.000.000
402	06	04	00	Productos farmacéuticos y medicamentos	500.000	0	0	0	0	500.000
402	06	06	00	Combustibles y lubricantes	500.000	0	0	0	0	500.000
402	06	08	00	Productos plásticos	1.000.000	0	0	0	0	1.000.000
402	07	00	00	Productos minerales no metálicos	800.000	0	0	0	0	800.000
402	07	02	00	Vidrios y productos de vidrio	300.000	0	0	0	0	300.000
402	07	04	00	Cemento, cal y yeso	500.000	0	0	0	0	500.000
402	08	00	00	Productos metálicos	2.000.000	0	0	0	0	2.000.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	500.000	0	0	0	0	500.000
402	08	04	00	Productos metálicos estructurales	500.000	0	0	0	0	500.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	500.000	0	0	0	0	500.000
402	08	10	00	Repuestos y accesorios para otros equipos	500.000	0	0	0	0	500.000
402	10	00	00	Productos varios y útiles diversos	7.500.000	0	0	0	0	7.500.000
402	10	01	00	Artículos de deporte, recreación y juguetes	500.000	0	0	0	0	500.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.000.000	0	0	0	0	1.000.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.000.000	0	0	0	0	1.000.000
402	10	06	00	Condecoraciones, ofrendas y similares	500.000	0	0	0	0	500.000

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128125 700053000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 16.000

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700053002 APOYO ADMINISTRATIVO DE LAS ACTIVIDADES ACADÉMICAS

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	08	00	Materiales para equipos de computación	1.000.000	0	0	0	0	1.000.000
402	10	11	00	Materiales eléctricos	1.700.000	0	0	0	0	1.700.000
402	10	12	00	Materiales para instalaciones sanitarias	1.000.000	0	0	0	0	1.000.000
402	10	13	00	Materiales fotográficos	800.000	0	0	0	0	800.000
402	99	00	00	Otros materiales y suministros	500.000	0	0	0	0	500.000
402	99	01	00	Otros materiales y suministros	500.000	0	0	0	0	500.000
403	**00**	**00**	**00**	**Servicios no personales**	**30.000.000**	**0**	**0**	**0**	**0**	**30.000.000**
403	01	00	00	Alquileres de inmuebles	1.000.000	0	0	0	0	1.000.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	1.000.000	0	0	0	0	1.000.000
403	06	00	00	Servicios de transporte y almacenaje	600.000	0	0	0	0	600.000
403	06	03	00	Estacionamiento	100.000	0	0	0	0	100.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	500.000	0	0	0	0	500.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.800.000	0	0	0	0	3.800.000
403	07	02	00	Imprenta y reproducción	500.000	0	0	0	0	500.000
403	07	03	00	Relaciones sociales	3.000.000	0	0	0	0	3.000.000
403	07	04	00	Avisos	300.000	0	0	0	0	300.000
403	09	00	00	Viáticos y pasajes	3.200.000	0	0	0	0	3.200.000
403	09	01	00	Viáticos y pasajes dentro del país	1.200.000	0	0	0	0	1.200.000
403	09	02	00	Viáticos y pasajes fuera del país	2.000.000	0	0	0	0	2.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.500.000	0	0	0	0	1.500.000
403	10	03	00	Servicios de procesamiento de datos	500.000	0	0	0	0	500.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.000.000	0	0	0	0	1.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.500.000	0	0	0	0	6.500.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.500.000	0	0	0	0	1.500.000

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128125 700053000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 16.000

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700053002 APOYO ADMINISTRATIVO DE LAS ACTIVIDADES ACADÉMICAS

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.500.000	0	0	0	0	1.500.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	500.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	500.000	0	0	0	0	500.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.000.000	0	0	0	0	2.000.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	500.000	0	0	0	0	500.000
403	12	00	00	Conservación y reparaciones menores de obras	6.000.000	0	0	0	0	6.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	6.000.000	0	0	0	0	6.000.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	400.000	0	0	0	0	400.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	400.000	0	0	0	0	400.000
403	18	00	00	Impuestos indirectos	6.200.000	0	0	0	0	6.200.000
403	18	01	00	Impuesto al valor agregado	6.200.000	0	0	0	0	6.200.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	400.000	0	0	0	0	400.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	400.000	0	0	0	0	400.000
403	99	00	00	Otros servicios no personales	400.000	0	0	0	0	400.000
403	99	01	00	Otros servicios no personales	400.000	0	0	0	0	400.000
404	**00**	**00**	**00**	**Activos reales**	**10.000.000**	**0**	**0**	**0**	**0**	**10.000.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	3.300.000	0	0	0	0	3.300.000
404	01	01	00	Repuestos mayores	2.500.000	0	0	0	0	2.500.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	600.000	0	0	0	0	600.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.300.000	0	0	0	0	1.300.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	100.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	500.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	800.000	0	0	0	0	800.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128125 700053000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 16.000

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700053002 APOYO ADMINISTRATIVO DE LAS ACTIVIDADES ACADÉMICAS

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	800.000	0	0	0	0	800.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.200.000	0	0	0	0	1.200.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	700.000	0	0	0	0	700.000
404	03	05	00	Maquinaria y equipos industriales y de taller	500.000	0	0	0	0	500.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	800.000	0	0	0	0	800.000
404	05	01	00	Equipos de telecomunicaciones	800.000	0	0	0	0	800.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.200.000	0	0	0	0	1.200.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	700.000	0	0	0	0	700.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	300.000	0	0	0	0	300.000
404	07	06	00	Instrumentos musicales y equipos de audio	200.000	0	0	0	0	200.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.500.000	0	0	0	0	3.500.000
404	09	01	00	Mobiliario y equipos de oficina	400.000	0	0	0	0	400.000
404	09	02	00	Equipos de computación	1.000.000	0	0	0	0	1.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	2.000.000	0	0	0	0	2.000.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	100.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**6.000.000**	**0**	**0**	**0**	**0**	**6.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	6.000.000	0	0	0	0	6.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	300.000	0	0	0	0	300.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	5.700.000	0	0	0	0	5.700.000
				Totales	**154.000.000**	**0**	**0**	**0**	**0**	**154.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128125 700053000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 16.000

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700053003 ADECUACIÓN, REVISIÓN Y AMPLIACIÓN DEL DISEÑO CURRICULAR PREGRADO

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PREGRADO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.000.000**	**0**	**0**	**0**	**0**	**5.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	2.500.000	0	0	0	0	2.500.000
402	01	01	00	Alimentos y bebidas para personas	2.500.000	0	0	0	0	2.500.000
402	05	00	00	Productos de papel, cartón e impresos	1.500.000	0	0	0	0	1.500.000
402	05	01	00	Pulpa de madera, papel y cartón	200.000	0	0	0	0	200.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	200.000
402	05	04	00	Libros, revistas y periódicos	100.000	0	0	0	0	100.000
402	05	06	00	Productos de papel y cartón para computación	500.000	0	0	0	0	500.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	500.000	0	0	0	0	500.000
402	06	00	00	Productos químicos y derivados	500.000	0	0	0	0	500.000
402	06	03	00	Tintas, pinturas y colorantes	500.000	0	0	0	0	500.000
402	10	00	00	Productos varios y útiles diversos	500.000	0	0	0	0	500.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	500.000	0	0	0	0	500.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.000.000**	**0**	**0**	**0**	**0**	**5.000.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.200.000	0	0	0	0	2.200.000
403	07	02	00	Imprenta y reproducción	500.000	0	0	0	0	500.000
403	07	03	00	Relaciones sociales	1.200.000	0	0	0	0	1.200.000
403	07	04	00	Avisos	500.000	0	0	0	0	500.000
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	1.300.000	0	0	0	0	1.300.000
403	18	01	00	Impuesto al valor agregado	1.300.000	0	0	0	0	1.300.000
403	99	00	00	Otros servicios no personales	500.000	0	0	0	0	500.000
403	99	01	00	Otros servicios no personales	500.000	0	0	0	0	500.000
404	**00**	**00**	**00**	**Activos reales**	**3.000.000**	**0**	**0**	**0**	**0**	**3.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128125 700053000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 16.000

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700053003 ADECUACIÓN, REVISIÓN Y AMPLIACIÓN DEL DISEÑO CURRICULAR PREGRADO

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PREGRADO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	500.000	0	0	0	0	500.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	500.000	0	0	0	0	500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.500.000	0	0	0	0	2.500.000
404	09	01	00	Mobiliario y equipos de oficina	500.000	0	0	0	0	500.000
404	09	02	00	Equipos de computación	500.000	0	0	0	0	500.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.500.000	0	0	0	0	1.500.000
				Totales	**13.000.000**	**0**	**0**	**0**	**0**	**13.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128125 700053000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 16.000

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700053004 ADECUACIÓN, REVISIÓN Y AMPLIACIÓN DEL DISEÑO CURRICULAR POSTGRADO

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN DE POSTGRADO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.000.000**	**0**	**0**	**0**	**0**	**5.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	2.500.000	0	0	0	0	2.500.000
402	01	01	00	Alimentos y bebidas para personas	2.500.000	0	0	0	0	2.500.000
402	05	00	00	Productos de papel, cartón e impresos	1.500.000	0	0	0	0	1.500.000
402	05	01	00	Pulpa de madera, papel y cartón	200.000	0	0	0	0	200.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	200.000
402	05	04	00	Libros, revistas y periódicos	100.000	0	0	0	0	100.000
402	05	06	00	Productos de papel y cartón para computación	500.000	0	0	0	0	500.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	500.000	0	0	0	0	500.000
402	06	00	00	Productos químicos y derivados	500.000	0	0	0	0	500.000
402	06	03	00	Tintas, pinturas y colorantes	500.000	0	0	0	0	500.000
402	10	00	00	Productos varios y útiles diversos	500.000	0	0	0	0	500.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	500.000	0	0	0	0	500.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.000.000**	**0**	**0**	**0**	**0**	**5.000.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.200.000	0	0	0	0	2.200.000
403	07	02	00	Imprenta y reproducción	500.000	0	0	0	0	500.000
403	07	03	00	Relaciones sociales	1.200.000	0	0	0	0	1.200.000
403	07	04	00	Avisos	500.000	0	0	0	0	500.000
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	1.300.000	0	0	0	0	1.300.000
403	18	01	00	Impuesto al valor agregado	1.300.000	0	0	0	0	1.300.000
403	99	00	00	Otros servicios no personales	500.000	0	0	0	0	500.000
403	99	01	00	Otros servicios no personales	500.000	0	0	0	0	500.000
404	**00**	**00**	**00**	**Activos reales**	**3.000.000**	**0**	**0**	**0**	**0**	**3.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128125 700053000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 16.000

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700053004 ADECUACIÓN, REVISIÓN Y AMPLIACIÓN DEL DISEÑO CURRICULAR POSTGRADO

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN DE POSTGRADO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	500.000	0	0	0	0	500.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	500.000	0	0	0	0	500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.500.000	0	0	0	0	2.500.000
404	09	01	00	Mobiliario y equipos de oficina	500.000	0	0	0	0	500.000
404	09	02	00	Equipos de computación	500.000	0	0	0	0	500.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.500.000	0	0	0	0	1.500.000
				Totales	**13.000.000**	**0**	**0**	**0**	**0**	**13.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128184 700054000 FORTALECIMIENTO Y DESARROLLO INSTITUCIONAL DE LA ENAHP-IUT

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.000.000**	**0**	**0**	**0**	**0**	**4.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.000.000	0	0	0	0	4.000.000
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	4.000.000	0	0	0	0	4.000.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.500.000**	**0**	**0**	**0**	**0**	**4.500.000**
402	01	00	00	Productos alimenticios y agropecuarios	1.100.000	0	0	0	0	1.100.000
402	01	01	00	Alimentos y bebidas para personas	1.100.000	0	0	0	0	1.100.000
402	03	00	00	Textiles y vestuarios	500.000	0	0	0	0	500.000
402	03	02	00	Prendas de vestir	500.000	0	0	0	0	500.000
402	05	00	00	Productos de papel, cartón e impresos	1.200.000	0	0	0	0	1.200.000
402	05	01	00	Pulpa de madera, papel y cartón	600.000	0	0	0	0	600.000
402	05	03	00	Productos de papel y cartón para oficina	600.000	0	0	0	0	600.000
402	10	00	00	Productos varios y útiles diversos	1.700.000	0	0	0	0	1.700.000
402	10	01	00	Artículos de deporte, recreación y juguetes	600.000	0	0	0	0	600.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	600.000	0	0	0	0	600.000
402	10	08	00	Materiales para equipos de computación	500.000	0	0	0	0	500.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.000.000**	**0**	**0**	**0**	**0**	**4.000.000**
403	01	00	00	Alquileres de inmuebles	200.000	0	0	0	0	200.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	200.000	0	0	0	0	200.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.676.000	0	0	0	0	2.676.000
403	07	02	00	Imprenta y reproducción	300.000	0	0	0	0	300.000
403	07	03	00	Relaciones sociales	2.376.000	0	0	0	0	2.376.000
403	18	00	00	Impuestos indirectos	1.024.000	0	0	0	0	1.024.000
403	18	01	00	Impuesto al valor agregado	1.024.000	0	0	0	0	1.024.000
403	99	00	00	Otros servicios no personales	100.000	0	0	0	0	100.000
403	99	01	00	Otros servicios no personales	100.000	0	0	0	0	100.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**25.000.000**	**0**	**0**	**0**	**0**	**25.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	25.000.000	0	0	0	0	25.000.000
407	01	01	00	Transferencias corrientes internas al sector privado	25.000.000	0	0	0	0	25.000.000
407	01	01	04	Becas universitarias en el país	24.800.000	0	0	0	0	24.800.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128184 700054000 FORTALECIMIENTO Y DESARROLLO INSTITUCIONAL DE LA ENAHP-IUT

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	01	05	Becas de perfeccionamiento profesional en el país	200.000	0	0	0	0	200.000
				Totales	**37.500.000**	**0**	**0**	**0**	**0**	**37.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 70 - 77

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128184 700054000 FORTALECIMIENTO Y DESARROLLO INSTITUCIONAL DE LA ENAHP-IUT

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128184 700054000 FORTALECIMIENTO Y DESARROLLO INSTITUCIONAL DE LA ENAHP-IUT

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700054001 DISEÑO E IMPLANTACIÓN DE LA NUEVA ESTRUCTURA ORGANIZATIVA

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN/ DIRECCIÓN GENERAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**4.000.000**	**0**	**0**	**0**	**0**	**4.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.000.000	0	0	0	0	4.000.000
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	4.000.000	0	0	0	0	4.000.000
402	00	00	00	**Materiales, suministros y mercancías**	**2.000.000**	**0**	**0**	**0**	**0**	**2.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	600.000	0	0	0	0	600.000
402	01	01	00	Alimentos y bebidas para personas	600.000	0	0	0	0	600.000
402	05	00	00	Productos de papel, cartón e impresos	800.000	0	0	0	0	800.000
402	05	01	00	Pulpa de madera, papel y cartón	400.000	0	0	0	0	400.000
402	05	03	00	Productos de papel y cartón para oficina	400.000	0	0	0	0	400.000
402	10	00	00	Productos varios y útiles diversos	600.000	0	0	0	0	600.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	300.000	0	0	0	0	300.000
402	10	08	00	Materiales para equipos de computación	300.000	0	0	0	0	300.000
403	00	00	00	**Servicios no personales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	676.000	0	0	0	0	676.000
403	07	02	00	Imprenta y reproducción	200.000	0	0	0	0	200.000
403	07	03	00	Relaciones sociales	476.000	0	0	0	0	476.000
403	18	00	00	Impuestos indirectos	324.000	0	0	0	0	324.000
403	18	01	00	Impuesto al valor agregado	324.000	0	0	0	0	324.000
				Totales	**7.000.000**	**0**	**0**	**0**	**0**	**7.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128184 700054000 FORTALECIMIENTO Y DESARROLLO INSTITUCIONAL DE LA ENAHP-IUT

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700054002 POLÍTICAS ESTUDIANTILES (ASIGNACIONES ECONÓMICAS AL ESTUDIANTADO)

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PREGRADO/DIRECCIÓN DE SECRETARÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**1.500.000**	**0**	**0**	**0**	**0**	**1.500.000**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	100.000
402	03	00	00	Textiles y vestuarios	500.000	0	0	0	0	500.000
402	03	02	00	Prendas de vestir	500.000	0	0	0	0	500.000
402	05	00	00	Productos de papel, cartón e impresos	200.000	0	0	0	0	200.000
402	05	01	00	Pulpa de madera, papel y cartón	100.000	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	100.000	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	700.000	0	0	0	0	700.000
402	10	01	00	Artículos de deporte, recreación y juguetes	600.000	0	0	0	0	600.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.000	0	0	0	0	100.000
403	00	00	00	**Servicios no personales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
403	01	00	00	Alquileres de inmuebles	200.000	0	0	0	0	200.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	200.000	0	0	0	0	200.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	400.000	0	0	0	0	400.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	300.000	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	300.000	0	0	0	0	300.000
403	18	01	00	Impuesto al valor agregado	300.000	0	0	0	0	300.000
403	99	00	00	Otros servicios no personales	100.000	0	0	0	0	100.000
403	99	01	00	Otros servicios no personales	100.000	0	0	0	0	100.000
407	00	00	00	**Transferencias y donaciones**	**25.000.000**	**0**	**0**	**0**	**0**	**25.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	25.000.000	0	0	0	0	25.000.000
407	01	01	00	Transferencias corrientes internas al sector privado	25.000.000	0	0	0	0	25.000.000
407	01	01	04	Becas universitarias en el país	24.800.000	0	0	0	0	24.800.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128184 700054000 FORTALECIMIENTO Y DESARROLLO INSTITUCIONAL DE LA ENAHP-IUT

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700054002 POLÍTICAS ESTUDIANTILES (ASIGNACIONES ECONÓMICAS AL ESTUDIANTADO)

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PREGRADO/DIRECCIÓN DE SECRETARÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	01	05	Becas de perfeccionamiento profesional en el pais	200.000	0	0	0	0	200.000
				Totales	**27.500.000**	**0**	**0**	**0**	**0**	**27.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128184 700054000 FORTALECIMIENTO Y DESARROLLO INSTITUCIONAL DE LA ENAHP-IUT

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700054003 INTERRELACIÓN CON ORGANISMOS DE LA ADMINISTRACIÓN PÚBLICA Y DE LA ORGANIZACIÓN POPULAR

UNIDAD DE MEDIDA: PROGRAMA **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL/DIRECCIÓN DE PREGRADO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	400.000	0	0	0	0	400.000
402	01	01	00	Alimentos y bebidas para personas	400.000	0	0	0	0	400.000
402	05	00	00	Productos de papel, cartón e impresos	200.000	0	0	0	0	200.000
402	05	01	00	Pulpa de madera, papel y cartón	100.000	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	100.000	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	400.000	0	0	0	0	400.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	200.000	0	0	0	0	200.000
402	10	08	00	Materiales para equipos de computación	200.000	0	0	0	0	200.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.000.000**	**0**	**0**	**0**	**0**	**2.000.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.600.000	0	0	0	0	1.600.000
403	07	03	00	Relaciones sociales	1.600.000	0	0	0	0	1.600.000
403	18	00	00	Impuestos indirectos	400.000	0	0	0	0	400.000
403	18	01	00	Impuesto al valor agregado	400.000	0	0	0	0	400.000
				Totales	**3.000.000**	**0**	**0**	**0**	**0**	**3.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128200 700055000 INVESTIGACIÓN Y DIVULGACIÓN ACADÉMICA DE LA ENAHP-IUT

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: PROGRAMA **META:** 20

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.000.000**	**0**	**0**	**0**	**0**	**5.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.000.000	0	0	0	0	5.000.000
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	5.000.000	0	0	0	0	5.000.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.000.000**	**0**	**0**	**0**	**0**	**2.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	600.000	0	0	0	0	600.000
402	01	01	00	Alimentos y bebidas para personas	600.000	0	0	0	0	600.000
402	05	00	00	Productos de papel, cartón e impresos	800.000	0	0	0	0	800.000
402	05	01	00	Pulpa de madera, papel y cartón	400.000	0	0	0	0	400.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	200.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	200.000	0	0	0	0	200.000
402	10	00	00	Productos varios y útiles diversos	600.000	0	0	0	0	600.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	400.000	0	0	0	0	400.000
402	10	08	00	Materiales para equipos de computación	200.000	0	0	0	0	200.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.000.000**	**0**	**0**	**0**	**0**	**2.000.000**
403	01	00	00	Alquileres de inmuebles	520.000	0	0	0	0	520.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	520.000	0	0	0	0	520.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	400.000	0	0	0	0	400.000
403	07	02	00	Imprenta y reproducción	200.000	0	0	0	0	200.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	200.000	0	0	0	0	200.000
403	09	01	00	Viáticos y pasajes dentro del país	200.000	0	0	0	0	200.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	200.000	0	0	0	0	200.000
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	480.000	0	0	0	0	480.000
403	18	01	00	Impuesto al valor agregado	480.000	0	0	0	0	480.000
403	99	00	00	Otros servicios no personales	200.000	0	0	0	0	200.000
403	99	01	00	Otros servicios no personales	200.000	0	0	0	0	200.000
404	**00**	**00**	**00**	**Activos reales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	200.000	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128200 700055000 INVESTIGACIÓN Y DIVULGACIÓN ACADÉMICA DE LA ENAHP-IUT

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: PROGRAMA **META:** 20

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	02	00	Equipos de enseñanza, deporte y recreación	100.000	0	0	0	0	100.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	100.000	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	800.000	0	0	0	0	800.000
404	09	01	00	Mobiliario y equipos de oficina	300.000	0	0	0	0	300.000
404	09	02	00	Equipos de computación	250.000	0	0	0	0	250.000
404	09	03	00	Mobiliario y equipos de alojamiento	250.000	0	0	0	0	250.000
				Totales	**10.000.000**	**0**	**0**	**0**	**0**	**10.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128200 700055000 INVESTIGACIÓN Y DIVULGACIÓN ACADÉMICA DE LA ENAHP-IUT

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: PROGRAMA **META:** 20

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128200 700055000 INVESTIGACIÓN Y DIVULGACIÓN ACADÉMICA DE LA ENAHP-IUT

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: PROGRAMA **META:** 20

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700055001 ADECUACIÓN DE UN CENTRO DE INVESTIGACIÓN EN EL ÁREA DE LAS CIENCIAS FISCALES

UNIDAD DE MEDIDA: ACONDICIONAMIENTO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN/ DIRECCIÓN GENERAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.000.000**	**0**	**0**	**0**	**0**	**5.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.000.000	0	0	0	0	5.000.000
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	5.000.000	0	0	0	0	5.000.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	300.000	0	0	0	0	300.000
402	01	01	00	Alimentos y bebidas para personas	300.000	0	0	0	0	300.000
402	05	00	00	Productos de papel, cartón e impresos	400.000	0	0	0	0	400.000
402	05	01	00	Pulpa de madera, papel y cartón	200.000	0	0	0	0	200.000
402	05	03	00	Productos de papel y cartón para oficina	100.000	0	0	0	0	100.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	100.000	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	300.000	0	0	0	0	300.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	200.000	0	0	0	0	200.000
402	10	08	00	Materiales para equipos de computación	100.000	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
403	01	00	00	Alquileres de inmuebles	300.000	0	0	0	0	300.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	300.000	0	0	0	0	300.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	200.000	0	0	0	0	200.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	100.000	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	100.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	100.000	0	0	0	0	100.000
403	10	99	00	Otros servicios profesionales y técnicos	100.000	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	200.000	0	0	0	0	200.000
403	18	01	00	Impuesto al valor agregado	200.000	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128200 700055000 INVESTIGACIÓN Y DIVULGACIÓN ACADÉMICA DE LA ENAHP-IUT

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: PROGRAMA **META:** 20

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700055001 ADECUACIÓN DE UN CENTRO DE INVESTIGACIÓN EN EL ÁREA DE LAS CIENCIAS FISCALES

UNIDAD DE MEDIDA: ACONDICIONAMIENTO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN/ DIRECCIÓN GENERAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	00	00	Otros servicios no personales	100.000	0	0	0	0	100.000
403	99	01	00	Otros servicios no personales	100.000	0	0	0	0	100.000
				Totales	**7.000.000**	**0**	**0**	**0**	**0**	**7.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128200 700055000 INVESTIGACIÓN Y DIVULGACIÓN ACADÉMICA DE LA ENAHP-IUT

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: PROGRAMA **META:** 20

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700055002 DESARROLLO DE SUBLINEAS DE INVESTIGACIÓN Y DIVULGACIÓN ACADÉMICA

UNIDAD DE MEDIDA: PROGRAMA **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PREGRADO/DIRECCIÓN DE POSTGRADO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	300.000	0	0	0	0	300.000
402	01	01	00	Alimentos y bebidas para personas	300.000	0	0	0	0	300.000
402	05	00	00	Productos de papel, cartón e impresos	400.000	0	0	0	0	400.000
402	05	01	00	Pulpa de madera, papel y cartón	200.000	0	0	0	0	200.000
402	05	03	00	Productos de papel y cartón para oficina	100.000	0	0	0	0	100.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	100.000	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	300.000	0	0	0	0	300.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	200.000	0	0	0	0	200.000
402	10	08	00	Materiales para equipos de computación	100.000	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
403	01	00	00	Alquileres de inmuebles	220.000	0	0	0	0	220.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	220.000	0	0	0	0	220.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	200.000	0	0	0	0	200.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	100.000	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	100.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	100.000	0	0	0	0	100.000
403	10	99	00	Otros servicios profesionales y técnicos	100.000	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	280.000	0	0	0	0	280.000
403	18	01	00	Impuesto al valor agregado	280.000	0	0	0	0	280.000
403	99	00	00	Otros servicios no personales	100.000	0	0	0	0	100.000
403	99	01	00	Otros servicios no personales	100.000	0	0	0	0	100.000
404	**00**	**00**	**00**	**Activos reales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128200 700055000 INVESTIGACIÓN Y DIVULGACIÓN ACADÉMICA DE LA ENAHP-IUT

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: PROGRAMA **META:** 20

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700055002 DESARROLLO DE SUBLINEAS DE INVESTIGACIÓN Y DIVULGACIÓN ACADÉMICA

UNIDAD DE MEDIDA: PROGRAMA **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PREGRADO/DIRECCIÓN DE POSTGRADO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	200.000	0	0	0	0	200.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	100.000	0	0	0	0	100.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	100.000	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	800.000	0	0	0	0	800.000
404	09	01	00	Mobiliario y equipos de oficina	300.000	0	0	0	0	300.000
404	09	02	00	Equipos de computación	250.000	0	0	0	0	250.000
404	09	03	00	Mobiliario y equipos de alojamiento	250.000	0	0	0	0	250.000
				Totales	**3.000.000**	**0**	**0**	**0**	**0**	**3.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128214 700056000 AMPLIACIÓN DE LA PLANTA FÍSICA DE LA ENAHP-IUT

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ACONDICIONAMIENTO **META:** 12

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.000.000**	**0**	**0**	**0**	**0**	**3.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	600.000	0	0	0	0	600.000
402	01	01	00	Alimentos y bebidas para personas	600.000	0	0	0	0	600.000
402	05	00	00	Productos de papel, cartón e impresos	600.000	0	0	0	0	600.000
402	05	03	00	Productos de papel y cartón para oficina	600.000	0	0	0	0	600.000
402	10	00	00	Productos varios y útiles diversos	1.800.000	0	0	0	0	1.800.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	900.000	0	0	0	0	900.000
402	10	08	00	Materiales para equipos de computación	900.000	0	0	0	0	900.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.000.000**	**0**	**0**	**0**	**0**	**5.000.000**
403	09	00	00	Viáticos y pasajes	460.000	0	0	0	0	460.000
403	09	01	00	Viáticos y pasajes dentro del país	460.000	0	0	0	0	460.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.352.000	0	0	0	0	2.352.000
403	10	03	00	Servicios de procesamiento de datos	176.000	0	0	0	0	176.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.676.000	0	0	0	0	1.676.000
403	10	08	00	Servicios presupuestarios	500.000	0	0	0	0	500.000
403	12	00	00	Conservación y reparaciones menores de obras	1.000.000	0	0	0	0	1.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.000.000	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	1.188.000	0	0	0	0	1.188.000
403	18	01	00	Impuesto al valor agregado	1.188.000	0	0	0	0	1.188.000
404	**00**	**00**	**00**	**Activos reales**	**3.000.000**	**0**	**0**	**0**	**0**	**3.000.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	1.300.000	0	0	0	0	1.300.000
404	01	01	00	Repuestos mayores	900.000	0	0	0	0	900.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	900.000	0	0	0	0	900.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	400.000	0	0	0	0	400.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	400.000	0	0	0	0	400.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	600.000	0	0	0	0	600.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	600.000	0	0	0	0	600.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.100.000	0	0	0	0	1.100.000
404	09	02	00	Equipos de computación	500.000	0	0	0	0	500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128214 700056000 AMPLIACIÓN DE LA PLANTA FÍSICA DE LA ENAHP-IUT

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ACONDICIONAMIENTO **META:** 12

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	600.000	0	0	0	0	600.000
				Totales	**11.000.000**	0	0	0	0	**11.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128214 700056000 AMPLIACIÓN DE LA PLANTA FÍSICA DE LA ENAHP-IUT

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ACONDICIONAMIENTO **META:** 12

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128214 700056000 AMPLIACIÓN DE LA PLANTA FÍSICA DE LA ENAHP-IUT

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ACONDICIONAMIENTO **META:** 12

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700056001 DISEÑO ARQUITECTÓNICO PARA UNA NUEVA SEDE

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	200.000	0	0	0	0	200.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	200.000
402	10	00	00	Productos varios y útiles diversos	600.000	0	0	0	0	600.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	300.000	0	0	0	0	300.000
402	10	08	00	Materiales para equipos de computación	300.000	0	0	0	0	300.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	676.000	0	0	0	0	676.000
403	10	03	00	Servicios de procesamiento de datos	176.000	0	0	0	0	176.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	500.000	0	0	0	0	500.000
403	18	00	00	Impuestos indirectos	324.000	0	0	0	0	324.000
403	18	01	00	Impuesto al valor agregado	324.000	0	0	0	0	324.000
404	**00**	**00**	**00**	**Activos reales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.000.000	0	0	0	0	1.000.000
404	09	02	00	Equipos de computación	500.000	0	0	0	0	500.000
404	09	03	00	Mobiliario y equipos de alojamiento	500.000	0	0	0	0	500.000
				Totales	**3.000.000**	**0**	**0**	**0**	**0**	**3.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128214 700056000 AMPLIACIÓN DE LA PLANTA FÍSICA DE LA ENAHP-IUT

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ACONDICIONAMIENTO **META:** 12

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700056002 CONSERVACIÓN, AMPLIACIÓN Y REMODELACIÓN DE SEDES

UNIDAD DE MEDIDA: SEDE **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	200.000	0	0	0	0	200.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	200.000
402	10	00	00	Productos varios y útiles diversos	600.000	0	0	0	0	600.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	300.000	0	0	0	0	300.000
402	10	08	00	Materiales para equipos de computación	300.000	0	0	0	0	300.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	176.000	0	0	0	0	176.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	176.000	0	0	0	0	176.000
403	12	00	00	Conservación y reparaciones menores de obras	500.000	0	0	0	0	500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	500.000	0	0	0	0	500.000
403	18	00	00	Impuestos indirectos	324.000	0	0	0	0	324.000
403	18	01	00	Impuesto al valor agregado	324.000	0	0	0	0	324.000
404	**00**	**00**	**00**	**Activos reales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	650.000	0	0	0	0	650.000
404	01	01	00	Repuestos mayores	450.000	0	0	0	0	450.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	450.000	0	0	0	0	450.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	200.000	0	0	0	0	200.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	200.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	300.000	0	0	0	0	300.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	300.000	0	0	0	0	300.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128214 700056000 AMPLIACIÓN DE LA PLANTA FÍSICA DE LA ENAHP-IUT

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ACONDICIONAMIENTO **META:** 12

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700056002 CONSERVACIÓN, AMPLIACIÓN Y REMODELACIÓN DE SEDES

UNIDAD DE MEDIDA: SEDE **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	50.000	0	0	0	0	50.000
				Totales	**3.000.000**	**0**	**0**	**0**	**0**	**3.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128214 700056000 AMPLIACIÓN DE LA PLANTA FÍSICA DE LA ENAHP-IUT

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ACONDICIONAMIENTO **META:** 12

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700056003 INFRAESTRUCTURA PARA NUEVOS NÚCLEOS Y EXTENSIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: SEDE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	200.000	0	0	0	0	200.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	200.000
402	10	00	00	Productos varios y útiles diversos	600.000	0	0	0	0	600.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	300.000	0	0	0	0	300.000
402	10	08	00	Materiales para equipos de computación	300.000	0	0	0	0	300.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.000.000**	**0**	**0**	**0**	**0**	**3.000.000**
403	09	00	00	Viáticos y pasajes	460.000	0	0	0	0	460.000
403	09	01	00	Viáticos y pasajes dentro del país	460.000	0	0	0	0	460.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.500.000	0	0	0	0	1.500.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.000.000	0	0	0	0	1.000.000
403	10	08	00	Servicios presupuestarios	500.000	0	0	0	0	500.000
403	12	00	00	Conservación y reparaciones menores de obras	500.000	0	0	0	0	500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	500.000	0	0	0	0	500.000
403	18	00	00	Impuestos indirectos	540.000	0	0	0	0	540.000
403	18	01	00	Impuesto al valor agregado	540.000	0	0	0	0	540.000
404	**00**	**00**	**00**	**Activos reales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	650.000	0	0	0	0	650.000
404	01	01	00	Repuestos mayores	450.000	0	0	0	0	450.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	450.000	0	0	0	0	450.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	200.000	0	0	0	0	200.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128214 700056000 AMPLIACIÓN DE LA PLANTA FÍSICA DE LA ENAHP-IUT

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN.

UNIDAD DE MEDIDA: ACONDICIONAMIENTO **META:** 12

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP) **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700056003 INFRAESTRUCTURA PARA NUEVOS NÚCLEOS Y EXTENSIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: SEDE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	300.000	0	0	0	0	300.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	300.000	0	0	0	0	300.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	50.000
404	09	03	00	Mobiliario y equipos de alojamiento	50.000	0	0	0	0	50.000
				Totales	**5.000.000**	**0**	**0**	**0**	**0**	**5.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128155 700057000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

OBJETIVO DEL PROYECTO: MANTENER, ACTUALIZAR Y OPTIMIZAR EL FUNCIONAMIENTO DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS.

UNIDAD DE MEDIDA: SOLUCIÓN **META:** 28

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.000.000**	**0**	**0**	**0**	**0**	**5.000.000**
402	10	00	00	Productos varios y útiles diversos	5.000.000	0	0	0	0	5.000.000
402	10	08	00	Materiales para equipos de computación	5.000.000	0	0	0	0	5.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**143.860.000**	**0**	**0**	**0**	**0**	**143.860.000**
403	03	00	00	Derechos sobre bienes intangibles	61.250.000	0	0	0	0	61.250.000
403	03	03	00	Paquetes y programas de computación	61.250.000	0	0	0	0	61.250.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	53.000.000	0	0	0	0	53.000.000
403	10	03	00	Servicios de procesamiento de datos	47.000.000	0	0	0	0	47.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	6.000.000	0	0	0	0	6.000.000
403	18	00	00	Impuestos indirectos	29.610.000	0	0	0	0	29.610.000
403	18	01	00	Impuesto al valor agregado	29.610.000	0	0	0	0	29.610.000
404	**00**	**00**	**00**	**Activos reales**	**127.500.000**	**0**	**0**	**0**	**0**	**127.500.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	87.500.000	0	0	0	0	87.500.000
404	09	02	00	Equipos de computación	87.500.000	0	0	0	0	87.500.000
404	12	00	00	Activos intangibles	40.000.000	0	0	0	0	40.000.000
404	12	04	00	Paquetes y programas de computación	40.000.000	0	0	0	0	40.000.000
				Totales	**276.360.000**	**0**	**0**	**0**	**0**	**276.360.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128155 700057000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

OBJETIVO DEL PROYECTO: MANTENER, ACTUALIZAR Y OPTIMIZAR EL FUNCIONAMIENTO DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS.

UNIDAD DE MEDIDA: SOLUCIÓN **META:** 28

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128155 700057000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

OBJETIVO DEL PROYECTO: MANTENER, ACTUALIZAR Y OPTIMIZAR EL FUNCIONAMIENTO DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS.

UNIDAD DE MEDIDA: SOLUCIÓN **META:** 28

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700057001 AUTOMATIZACIÓN DE PROCESOS ADMINISTRATIVOS Y DE NEGOCIO

UNIDAD DE MEDIDA: SISTEMA **META:** 15

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE INFORMACIÓN E INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**51.900.000**	**0**	**0**	**0**	**0**	**51.900.000**
403	03	00	00	Derechos sobre bienes intangibles	15.000.000	0	0	0	0	15.000.000
403	03	03	00	Paquetes y programas de computación	15.000.000	0	0	0	0	15.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	30.000.000	0	0	0	0	30.000.000
403	10	03	00	Servicios de procesamiento de datos	27.500.000	0	0	0	0	27.500.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.500.000	0	0	0	0	2.500.000
403	18	00	00	Impuestos indirectos	6.900.000	0	0	0	0	6.900.000
403	18	01	00	Impuesto al valor agregado	6.900.000	0	0	0	0	6.900.000
404	**00**	**00**	**00**	**Activos reales**	**12.500.000**	**0**	**0**	**0**	**0**	**12.500.000**
404	12	00	00	Activos intangibles	12.500.000	0	0	0	0	12.500.000
404	12	04	00	Paquetes y programas de computación	12.500.000	0	0	0	0	12.500.000
				Totales	**64.400.000**	**0**	**0**	**0**	**0**	**64.400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128155 700057000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

OBJETIVO DEL PROYECTO: MANTENER, ACTUALIZAR Y OPTIMIZAR EL FUNCIONAMIENTO DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS.

UNIDAD DE MEDIDA: SOLUCIÓN **META:** 28

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700057002 INCORPORACIÓN DE INFRAESTRUCTURA Y SERVICIOS TECNOLÓGICOS

UNIDAD DE MEDIDA: INFRAESTRUCTURA **META:** 12

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE INFORMACIÓN E INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.000.000**	**0**	**0**	**0**	**0**	**5.000.000**
402	10	00	00	Productos varios y útiles diversos	5.000.000	0	0	0	0	5.000.000
402	10	08	00	Materiales para equipos de computación	5.000.000	0	0	0	0	5.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**30.360.000**	**0**	**0**	**0**	**0**	**30.360.000**
403	03	00	00	Derechos sobre bienes intangibles	15.000.000	0	0	0	0	15.000.000
403	03	03	00	Paquetes y programas de computación	15.000.000	0	0	0	0	15.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	6.750.000	0	0	0	0	6.750.000
403	10	03	00	Servicios de procesamiento de datos	5.750.000	0	0	0	0	5.750.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.000.000	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	8.610.000	0	0	0	0	8.610.000
403	18	01	00	Impuesto al valor agregado	8.610.000	0	0	0	0	8.610.000
404	**00**	**00**	**00**	**Activos reales**	**45.000.000**	**0**	**0**	**0**	**0**	**45.000.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	37.500.000	0	0	0	0	37.500.000
404	09	02	00	Equipos de computación	37.500.000	0	0	0	0	37.500.000
404	12	00	00	Activos intangibles	7.500.000	0	0	0	0	7.500.000
404	12	04	00	Paquetes y programas de computación	7.500.000	0	0	0	0	7.500.000
				Totales	**80.360.000**	**0**	**0**	**0**	**0**	**80.360.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 128155 700057000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

OBJETIVO DEL PROYECTO: MANTENER, ACTUALIZAR Y OPTIMIZAR EL FUNCIONAMIENTO DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS.

UNIDAD DE MEDIDA: SOLUCIÓN **META:** 28

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700057003 CENTRO DE DATOS ALTERNO

UNIDAD DE MEDIDA: CENTRO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE INFORMACIÓN E INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**61.600.000**	**0**	**0**	**0**	**0**	**61.600.000**
403	03	00	00	Derechos sobre bienes intangibles	31.250.000	0	0	0	0	31.250.000
403	03	03	00	Paquetes y programas de computación	31.250.000	0	0	0	0	31.250.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	16.250.000	0	0	0	0	16.250.000
403	10	03	00	Servicios de procesamiento de datos	13.750.000	0	0	0	0	13.750.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.500.000	0	0	0	0	2.500.000
403	18	00	00	Impuestos indirectos	14.100.000	0	0	0	0	14.100.000
403	18	01	00	Impuesto al valor agregado	14.100.000	0	0	0	0	14.100.000
404	**00**	**00**	**00**	**Activos reales**	**70.000.000**	**0**	**0**	**0**	**0**	**70.000.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	50.000.000	0	0	0	0	50.000.000
404	09	02	00	Equipos de computación	50.000.000	0	0	0	0	50.000.000
404	12	00	00	Activos intangibles	20.000.000	0	0	0	0	20.000.000
404	12	04	00	Paquetes y programas de computación	20.000.000	0	0	0	0	20.000.000
				Totales	**131.600.000**	**0**	**0**	**0**	**0**	**131.600.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 130355 700058000 PROGRAMA SECTORIAL DE ENFOQUE AMPLIO PARA INFRAESTRUCTURA VIAL

OBJETIVO DEL PROYECTO: APOYAR LA INVERSIÓN PÚBLICA DEL GOBIERNO NACIONAL PARA PRESERVAR EL PATRIMONIO VIAL DEL PAÍS, PROMOVIENDO SU SOSTENIBILIDAD Y MEJORANDO LOS NIVELES DE SERVICIO MEDIANTE EL DESARROLLO E IMPLEMENTACIÓN DE MECANISMOS APROPIADOS DE MANTENIMIENTO E INICIATIVAS DE SEGURIDAD VIAL.

UNIDAD DE MEDIDA: INFORME **META:** 8

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
409	**00**	**00**	**00**	**Asignaciones no distribuidas**	**0**	**1.890.000.000**	**0**	**0**	**0**	**1.890.000.000**
409	22	00	00	Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales	0	1.890.000.000	0	0	0	1.890.000.000
409	22	01	00	Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales	0	1.890.000.000	0	0	0	1.890.000.000
				Totales	**0**	**1.890.000.000**	**0**	**0**	**0**	**1.890.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 70 - 103

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 130355 700058000 PROGRAMA SECTORIAL DE ENFOQUE AMPLIO PARA INFRAESTRUCTURA VIAL

OBJETIVO DEL PROYECTO: APOYAR LA INVERSIÓN PÚBLICA DEL GOBIERNO NACIONAL PARA PRESERVAR EL PATRIMONIO VIAL DEL PAÍS, PROMOVIENDO SU SOSTENIBILIDAD Y MEJORANDO LOS NIVELES DE SERVICIO MEDIANTE EL DESARROLLO E IMPLEMENTACIÓN DE MECANISMOS APROPIADOS DE MANTENIMIENTO E INICIATIVAS DE SEGURIDAD VIAL.

UNIDAD DE MEDIDA: INFORME **META:** 8

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 130355 700058000 PROGRAMA SECTORIAL DE ENFOQUE AMPLIO PARA INFRAESTRUCTURA VIAL

OBJETIVO DEL PROYECTO: APOYAR LA INVERSIÓN PÚBLICA DEL GOBIERNO NACIONAL PARA PRESERVAR EL PATRIMONIO VIAL DEL PAÍS, PROMOVIENDO SU SOSTENIBILIDAD Y MEJORANDO LOS NIVELES DE SERVICIO MEDIANTE EL DESARROLLO E IMPLEMENTACIÓN DE MECANISMOS APROPIADOS DE MANTENIMIENTO E INICIATIVAS DE SEGURIDAD VIAL.

UNIDAD DE MEDIDA: INFORME **META:** 8

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700058001 MANTENIMIENTO Y REHABILITACIÓN DE TRAMOS VIALES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
409	**00**	**00**	**00**	**Asignaciones no distribuidas**	**0**	**945.000.000**	**0**	**0**	**0**	**945.000.000**
409	22	00	00	Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales	0	945.000.000	0	0	0	945.000.000
409	22	01	00	Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales	0	945.000.000	0	0	0	945.000.000
				Totales	**0**	**945.000.000**	**0**	**0**	**0**	**945.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 130355 700058000 PROGRAMA SECTORIAL DE ENFOQUE AMPLIO PARA INFRAESTRUCTURA VIAL

OBJETIVO DEL PROYECTO: APOYAR LA INVERSIÓN PÚBLICA DEL GOBIERNO NACIONAL PARA PRESERVAR EL PATRIMONIO VIAL DEL PAÍS, PROMOVIENDO SU SOSTENIBILIDAD Y MEJORANDO LOS NIVELES DE SERVICIO MEDIANTE EL DESARROLLO E IMPLEMENTACIÓN DE MECANISMOS APROPIADOS DE MANTENIMIENTO E INICIATIVAS DE SEGURIDAD VIAL.

UNIDAD DE MEDIDA: INFORME **META:** 8

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700058002 DESARROLLO E IMPLEMENTACIÓN DE MECANISMOS DE SEGURIDAD VIAL A NIVEL NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
409	**00**	**00**	**00**	**Asignaciones no distribuidas**	**0**	**945.000.000**	**0**	**0**	**0**	**945.000.000**
409	22	00	00	Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales	0	945.000.000	0	0	0	945.000.000
409	22	01	00	Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales	0	945.000.000	0	0	0	945.000.000
				Totales	**0**	**945.000.000**	**0**	**0**	**0**	**945.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 130491 700059000 PROGRAMA ESTRATÉGICO PARA LA CONSOLIDACIÓN DEL SECTOR ECONÓMICO.

OBJETIVO DEL PROYECTO: FORTALECER LA INVERSIÓN NACIONAL MEDIANTE LA IMPLEMENTACIÓN DE POLÍTICAS GENERALES DE FINANCIAMIENTO ORIENTADOS A LOS SECTORES DE LA ECONOMÍA CON UN ALTO NIVEL DE PRODUCTIVIDAD, QUE GENERE CRECIMIENTO ECONÓMICO Y BIENESTAR SOCIAL.

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
409	**00**	**00**	**00**	**Asignaciones no distribuidas**	**0**	**4.016.880.000**	**0**	**0**	**0**	**4.016.880.000**
409	22	00	00	Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales	0	4.016.880.000	0	0	0	4.016.880.000
409	22	01	00	Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales	0	4.016.880.000	0	0	0	4.016.880.000
				Totales	**0**	**4.016.880.000**	**0**	**0**	**0**	**4.016.880.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 70 - 107

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 130491 700059000 PROGRAMA ESTRATÉGICO PARA LA CONSOLIDACIÓN DEL SECTOR ECONÓMICO.

OBJETIVO DEL PROYECTO: FORTALECER LA INVERSIÓN NACIONAL MEDIANTE LA IMPLEMENTACIÓN DE POLÍTICAS GENERALES DE FINANCIAMIENTO ORIENTADOS A LOS SECTORES DE LA ECONOMÍA CON UN ALTO NIVEL DE PRODUCTIVIDAD, QUE GENERE CRECIMIENTO ECONÓMICO Y BIENESTAR SOCIAL.

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 130491 700059000 PROGRAMA ESTRATÉGICO PARA LA CONSOLIDACIÓN DEL SECTOR ECONÓMICO.

OBJETIVO DEL PROYECTO: FORTALECER LA INVERSIÓN NACIONAL MEDIANTE LA IMPLEMENTACIÓN DE POLÍTICAS GENERALES DE FINANCIAMIENTO ORIENTADOS A LOS SECTORES DE LA ECONOMÍA CON UN ALTO NIVEL DE PRODUCTIVIDAD, QUE GENERE CRECIMIENTO ECONÓMICO Y BIENESTAR SOCIAL.

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700059001 EVALUACIÓN DEL SECTOR ECONÓMICO

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
409	**00**	**00**	**00**	**Asignaciones no distribuidas**	**0**	**401.688.000**	**0**	**0**	**0**	**401.688.000**
409	22	00	00	Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales	0	401.688.000	0	0	0	401.688.000
409	22	01	00	Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales	0	401.688.000	0	0	0	401.688.000
				Totales	**0**	**401.688.000**	**0**	**0**	**0**	**401.688.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 130491 700059000 PROGRAMA ESTRATÉGICO PARA LA CONSOLIDACIÓN DEL SECTOR ECONÓMICO.

OBJETIVO DEL PROYECTO: FORTALECER LA INVERSIÓN NACIONAL MEDIANTE LA IMPLEMENTACIÓN DE POLÍTICAS GENERALES DE FINANCIAMIENTO ORIENTADOS A LOS SECTORES DE LA ECONOMÍA CON UN ALTO NIVEL DE PRODUCTIVIDAD, QUE GENERE CRECIMIENTO ECONÓMICO Y BIENESTAR SOCIAL.

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700059002 FORTALECIMIENTO Y REACTIVACIÓN DE LOS SECTORES PRODUCTIVOS

UNIDAD DE MEDIDA: APOYO **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
409	**00**	**00**	**00**	**Asignaciones no distribuidas**	**0**	**3.213.504.000**	**0**	**0**	**0**	**3.213.504.000**
409	22	00	00	Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales	0	3.213.504.000	0	0	0	3.213.504.000
409	22	01	00	Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales	0	3.213.504.000	0	0	0	3.213.504.000
				Totales	**0**	**3.213.504.000**	**0**	**0**	**0**	**3.213.504.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 130491 700059000 PROGRAMA ESTRATÉGICO PARA LA CONSOLIDACIÓN DEL SECTOR ECONÓMICO.

OBJETIVO DEL PROYECTO: FORTALECER LA INVERSIÓN NACIONAL MEDIANTE LA IMPLEMENTACIÓN DE POLÍTICAS GENERALES DE FINANCIAMIENTO ORIENTADOS A LOS SECTORES DE LA ECONOMÍA CON UN ALTO NIVEL DE PRODUCTIVIDAD, QUE GENERE CRECIMIENTO ECONÓMICO Y BIENESTAR SOCIAL.

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 700059003 ENCUENTROS INTERSECTORIALES PARA LA INTEGRACIÓN DE LOS SECTORES PRODUCTIVOS PÚBLICOS Y PRIVADOS

UNIDAD DE MEDIDA: REUNIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
409	**00**	**00**	**00**	**Asignaciones no distribuidas**	**0**	**401.688.000**	**0**	**0**	**0**	**401.688.000**
409	22	00	00	Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales	0	401.688.000	0	0	0	401.688.000
409	22	01	00	Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales	0	401.688.000	0	0	0	401.688.000
				Totales	**0**	**401.688.000**	**0**	**0**	**0**	**401.688.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 709999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 11.632.813.501

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**780.234.553**	**10.852.578.948**	**0**	**0**	**0**	**11.632.813.501**
407	01	00	00	Transferencias y donaciones corrientes internas	780.234.553	10.852.578.948	0	0	0	11.632.813.501
407	01	03	00	Transferencias corrientes internas al sector público	780.234.553	10.852.578.948	0	0	0	11.632.813.501
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	377.530.339	0	0	0	0	377.530.339
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	29.541.742	10.852.578.948	0	0	0	10.882.120.690
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	373.162.472	0	0	0	0	373.162.472
				Totales	**780.234.553**	**10.852.578.948**	**0**	**0**	**0**	**11.632.813.501**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 709999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 11.632.813.501

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**780.234.553**	**10.852.578.948**	**0**	**0**	**0**	**11.632.813.501**
407	01	00	00	Transferencias y donaciones corrientes internas	780.234.553	10.852.578.948	0	0	0	11.632.813.501
407	01	03	00	Transferencias corrientes internas al sector público	780.234.553	10.852.578.948	0	0	0	11.632.813.501
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	377.530.339	0	0	0	0	377.530.339
				- A0122 Servicio Autónomo de Prestaciones Sociales de los Organismos de la Administración Central	260.000.000	0	0	0	0	260.000.000
				- A0185 Superintendencia Nacional de Valores	71.869.086	0	0	0	0	71.869.086
				- A0279 Superintendencia de Bienes Públicos	2.284.773	0	0	0	0	2.284.773
				- A0944 Superintendencia de Seguridad Social	43.376.480	0	0	0	0	43.376.480
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	29.541.742	10.852.578.948	0	0	0	10.882.120.690
				- A0547 Corporación Venezolana de Comercio Exterior, S.A.	0	10.852.578.948	0	0	0	10.852.578.948
				- A1536 Corporación de Servicios del Distrito Capital, S.A.	29.541.742	0	0	0	0	29.541.742
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	373.162.472	0	0	0	0	373.162.472
				- A0546 Sociedad de Garantías Recíprocas para la Pequeña y Mediana Empresa del Estado Lara, S.A. (SGR- LARA, S.A.)	1.950.000	0	0	0	0	1.950.000
				- A0556 Sociedad de Garantías Recíprocas para la Pequeña y Mediana Empresa del Estado Portuguesa (S.G.R.- PORTUGUESA., S.A.)	1.500.000	0	0	0	0	1.500.000
				- A0817 Sociedad Nacional de Garantías Recíprocas para la Mediana y Pequeña Industria, S.A. (SOGAMPI, S.A)	37.500.000	0	0	0	0	37.500.000
				- A0841 Fondo Nacional de Garantías Recíprocas para la Pequeña y Mediana Empresa, S.A. (FONPYME)	34.046.894	0	0	0	0	34.046.894
				- A0855 Sociedad de Garantías Recíprocas para la Mediana y Pequeña Empresa del Estado Nueva Esparta, S.A. (S.G.R. NUEVA ESPARTA, S.A.)	700.000	0	0	0	0	700.000
				- A0857 Sociedad de Garantías Recíprocas para la Mediana y Pequeña Empresa del Estado Táchira, S.A. (S.G.R-TÁCHIRA, S.A.)	2.000.000	0	0	0	0	2.000.000
				- A1377 Bolsa Pública de Valores Bicentenaria	295.465.578	0	0	0	0	295.465.578
				Totales	**780.234.553**	**10.852.578.948**	**0**	**0**	**0**	**11.632.813.501**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 709999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 11.632.813.501

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 709999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SUPERINTENDENCIA DE SEGURIDAD SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 43.376.480

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**43.376.480**	0	0	0	0	**43.376.480**
407	01	00	00	Transferencias y donaciones corrientes internas	43.376.480	0	0	0	0	43.376.480
407	01	03	00	Transferencias corrientes internas al sector público	43.376.480	0	0	0	0	43.376.480
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	43.376.480	0	0	0	0	43.376.480
				Totales	**43.376.480**	**0**	**0**	**0**	**0**	**43.376.480**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 709999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 11.632.813.501

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 709999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE BOLSA PÚBLICA DE VALORES BICENTENARIA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 295.465.578

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**295.465.578**	**0**	**0**	**0**	**0**	**295.465.578**
407	01	00	00	Transferencias y donaciones corrientes internas	295.465.578	0	0	0	0	295.465.578
407	01	03	00	Transferencias corrientes internas al sector público	295.465.578	0	0	0	0	295.465.578
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	295.465.578	0	0	0	0	295.465.578
				Totales	**295.465.578**	**0**	**0**	**0**	**0**	**295.465.578**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 709999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 11.632.813.501

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 709999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SOCIEDAD DE GARANTÍAS RECÍPROCAS PARA LA PEQUEÑA Y MEDIANA EMPRESA DEL ESTADO PORTUGUESA (S.G.R.- PORTUGUESA., S.A.)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.500.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.500.000**	**0**	**0**	**0**	**0**	**1.500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.500.000	0	0	0	0	1.500.000
407	01	03	00	Transferencias corrientes internas al sector público	1.500.000	0	0	0	0	1.500.000
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	1.500.000	0	0	0	0	1.500.000
				Totales	**1.500.000**	**0**	**0**	**0**	**0**	**1.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 709999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 11.632.813.501

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 709999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SOCIEDAD DE GARANTÍAS RECÍPROCAS PARA LA MEDIANA Y PEQUEÑA EMPRESA DEL ESTADO TÁCHIRA, S.A. (S.G.R-TÁCHIRA, S.A.)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.000.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.000.000**	**0**	**0**	**0**	**0**	**2.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	2.000.000	0	0	0	0	2.000.000
407	01	03	00	Transferencias corrientes internas al sector público	2.000.000	0	0	0	0	2.000.000
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	2.000.000	0	0	0	0	2.000.000
				Totales	**2.000.000**	**0**	**0**	**0**	**0**	**2.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 709999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 11.632.813.501

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 709999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SOCIEDAD DE GARANTÍAS RECÍPROCAS PARA LA MEDIANA Y PEQUEÑA EMPRESA DEL ESTADO NUEVA ESPARTA, S.A. (S.G.R. NUEVA ESPARTA, S.A.)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 700.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**700.000**	**0**	**0**	**0**	**0**	**700.000**
407	01	00	00	Transferencias y donaciones corrientes internas	700.000	0	0	0	0	700.000
407	01	03	00	Transferencias corrientes internas al sector público	700.000	0	0	0	0	700.000
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	700.000	0	0	0	0	700.000
				Totales	**700.000**	**0**	**0**	**0**	**0**	**700.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 709999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 11.632.813.501

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 709999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FONDO NACIONAL DE GARANTÍAS RECIPROCAS PARA LA PEQUEÑA Y MEDIANA EMPRESA, S.A. (FONPYME)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 34.046.894

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**34.046.894**	**0**	**0**	**0**	**0**	**34.046.894**
407	01	00	00	Transferencias y donaciones corrientes internas	34.046.894	0	0	0	0	34.046.894
407	01	03	00	Transferencias corrientes internas al sector público	34.046.894	0	0	0	0	34.046.894
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	34.046.894	0	0	0	0	34.046.894
				Totales	**34.046.894**	**0**	**0**	**0**	**0**	**34.046.894**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PROYECTO: 709999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 11.632.813.501

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 709999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SUPERINTENDENCIA DE BIENES PÚBLICOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.284.773

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.284.773**	**0**	**0**	**0**	**0**	**2.284.773**
407	01	00	00	Transferencias y donaciones corrientes internas	2.284.773	0	0	0	0	2.284.773
407	01	03	00	Transferencias corrientes internas al sector público	2.284.773	0	0	0	0	2.284.773
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.284.773	0	0	0	0	2.284.773
				Totales	**2.284.773**	**0**	**0**	**0**	**0**	**2.284.773**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 709999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 11.632.813.501

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 709999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SOCIEDAD DE GARANTÍAS RECÍPROCAS PARA LA PEQUEÑA Y MEDIANA EMPRESA DEL ESTADO LARA, S.A. (SGR- LARA, S.A.)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.950.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.950.000**	**0**	**0**	**0**	**0**	**1.950.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.950.000	0	0	0	0	1.950.000
407	01	03	00	Transferencias corrientes internas al sector público	1.950.000	0	0	0	0	1.950.000
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	1.950.000	0	0	0	0	1.950.000
				Totales	**1.950.000**	**0**	**0**	**0**	**0**	**1.950.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 709999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 11.632.813.501

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 709999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SUPERINTENDENCIA NACIONAL DE VALORES

UNIDAD DE MEDIDA: BOLÍVAR **META:** 71.869.086

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**71.869.086**	**0**	**0**	**0**	**0**	**71.869.086**
407	01	00	00	Transferencias y donaciones corrientes internas	71.869.086	0	0	0	0	71.869.086
407	01	03	00	Transferencias corrientes internas al sector público	71.869.086	0	0	0	0	71.869.086
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	71.869.086	0	0	0	0	71.869.086
				Totales	**71.869.086**	**0**	**0**	**0**	**0**	**71.869.086**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 709999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 11.632.813.501

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 709999010 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO AUTÓNOMO DE PRESTACIONES SOCIALES DE LOS ORGANISMOS DE LA ADMINISTRACIÓN CENTRAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 260.000.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**260.000.000**	0	0	0	0	**260.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	260.000.000	0	0	0	0	260.000.000
407	01	03	00	Transferencias corrientes internas al sector público	260.000.000	0	0	0	0	260.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	260.000.000	0	0	0	0	260.000.000
				Totales	**260.000.000**	0	0	0	0	**260.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 709999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 11.632.813.501

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 709999011 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SOCIEDAD NACIONAL DE GARANTÍAS RECIPROCAS PARA LA MEDIANA Y PEQUEÑA INDUSTRIA, S.A. (SOGAMPI, S.A)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 37.500.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**37.500.000**	**0**	**0**	**0**	**0**	**37.500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	37.500.000	0	0	0	0	37.500.000
407	01	03	00	Transferencias corrientes internas al sector público	37.500.000	0	0	0	0	37.500.000
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	37.500.000	0	0	0	0	37.500.000
				Totales	**37.500.000**	**0**	**0**	**0**	**0**	**37.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 709999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 11.632.813.501

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 709999012 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CORPORACIÓN VENEZOLANA DE COMERCIO EXTERIOR, S.A.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 10.852.578.948

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**10.852.578.948**	**0**	**0**	**0**	**10.852.578.948**
407	01	00	00	Transferencias y donaciones corrientes internas	0	10.852.578.948	0	0	0	10.852.578.948
407	01	03	00	Transferencias corrientes internas al sector público	0	10.852.578.948	0	0	0	10.852.578.948
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	0	10.852.578.948	0	0	0	10.852.578.948
				Totales	**0**	**10.852.578.948**	**0**	**0**	**0**	**10.852.578.948**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **PROYECTO:** 709999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 11.632.813.501

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 709999013 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CORPORACIÓN DE SERVICIOS DEL DISTRITO CAPITAL, S.A.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 29.541.742

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**29.541.742**	**0**	**0**	**0**	**0**	**29.541.742**
407	01	00	00	Transferencias y donaciones corrientes internas	29.541.742	0	0	0	0	29.541.742
407	01	03	00	Transferencias corrientes internas al sector público	29.541.742	0	0	0	0	29.541.742
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	29.541.742	0	0	0	0	29.541.742
				Totales	**29.541.742**	**0**	**0**	**0**	**0**	**29.541.742**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **ACCIÓN CENTRALIZADA:** 700001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.102.089.926**	0	0	0	0	**2.102.089.926**
401	01	00	00	Sueldos, salarios y otras retribuciones	244.851.533	0	0	0	0	244.851.533
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	102.188.278	0	0	0	0	102.188.278
401	01	03	00	Suplencias a empleados	2.913.200	0	0	0	0	2.913.200
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	40.923.608	0	0	0	0	40.923.608
401	01	18	00	Remuneraciones al personal contratado	94.280.048	0	0	0	0	94.280.048
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	84.801.048	0	0	0	0	84.801.048
401	01	18	02	Remuneraciones por honorarios profesionales	9.479.000	0	0	0	0	9.479.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	3.381.600	0	0	0	0	3.381.600
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	89.061	0	0	0	0	89.061
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.075.738	0	0	0	0	1.075.738
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	33.072.920	0	0	0	0	33.072.920
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	17.524.929	0	0	0	0	17.524.929
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	15.520.992	0	0	0	0	15.520.992
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	26.999	0	0	0	0	26.999
401	03	00	00	Primas	113.889.834	0	0	0	0	113.889.834
401	03	01	00	Primas por mérito a empleados	153.000	0	0	0	0	153.000
401	03	02	00	Primas de transporte a empleados	11.638.200	0	0	0	0	11.638.200
401	03	08	00	Primas de profesionalización a empleados	13.278.218	0	0	0	0	13.278.218
401	03	09	00	Primas por antigüedad a empleados	20.750.135	0	0	0	0	20.750.135
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	23.423.145	0	0	0	0	23.423.145
401	03	19	00	Primas por hijos de obreros	18.865	0	0	0	0	18.865
401	03	21	00	Primas por antigüedad a obreros	5.961.601	0	0	0	0	5.961.601
401	03	22	00	Primas de profesionalización a obreros	1.297.936	0	0	0	0	1.297.936
401	03	37	00	Primas de transporte al personal contratado	15.308.601	0	0	0	0	15.308.601
401	03	40	00	Primas de profesionalización al personal contratado	369.196	0	0	0	0	369.196
401	03	41	00	Primas por antigüedad al personal contratado	5.529.001	0	0	0	0	5.529.001
401	03	47	00	Primas al personal de alto nivel y de dirección	215.827	0	0	0	0	215.827
401	03	95	00	Otras primas al personal de alto nivel y de dirección	302.355	0	0	0	0	302.355
401	03	97	00	Otras primas a empleados	15.643.754	0	0	0	0	15.643.754
401	04	00	00	Complementos de sueldos y salarios	243.621.321	0	0	0	0	243.621.321

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

ACCIÓN CENTRALIZADA: 700001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	20.777.698	0	0	0	0	20.777.698
401	04	02	00	Complemento a empleados por trabajo nocturno	668.620	0	0	0	0	668.620
401	04	04	00	Complemento a empleados por gastos de transporte	6.296.400	0	0	0	0	6.296.400
401	04	05	00	Complemento a empleados por gastos de representación	600.000	0	0	0	0	600.000
401	04	06	00	Complemento a empleados por comisión de servicios	6.596.344	0	0	0	0	6.596.344
401	04	08	00	Bono compensatorio de alimentación a empleados	37.456.030	0	0	0	0	37.456.030
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	4.550.131	0	0	0	0	4.550.131
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	789.478	0	0	0	0	789.478
401	04	17	00	Complemento a obreros por gastos de transporte	9.158.400	0	0	0	0	9.158.400
401	04	18	00	Bono compensatorio de alimentación a obreros	15.323.600	0	0	0	0	15.323.600
401	04	20	00	Complemento a obreros por días feriados	2.426.540	0	0	0	0	2.426.540
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	710.287	0	0	0	0	710.287
401	04	26	00	Bono compensatorio de alimentación al personal contratado	22.085.416	0	0	0	0	22.085.416
401	04	28	00	Complemento al personal contratado por días feriados	1.508.241	0	0	0	0	1.508.241
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	351.540	0	0	0	0	351.540
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	14.000	0	0	0	0	14.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	172.000	0	0	0	0	172.000
401	04	96	00	Otros complementos a empleados	43.095.448	0	0	0	0	43.095.448
401	04	97	00	Otros complementos a obreros	16.478.229	0	0	0	0	16.478.229
401	04	98	00	Otros complementos al personal contratado	54.562.919	0	0	0	0	54.562.919
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	167.047.975	0	0	0	0	167.047.975
401	05	01	00	Aguinaldos a empleados	73.324.230	0	0	0	0	73.324.230
401	05	03	00	Bono vacacional a empleados	25.199.148	0	0	0	0	25.199.148
401	05	04	00	Aguinaldos a obreros	19.145.240	0	0	0	0	19.145.240
401	05	06	00	Bono vacacional a obreros	11.206.970	0	0	0	0	11.206.970
401	05	07	00	Aguinaldos al personal contratado	24.231.461	0	0	0	0	24.231.461
401	05	08	00	Bono vacacional al personal contratado	12.371.330	0	0	0	0	12.371.330
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	188.086	0	0	0	0	188.086
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	36.700	0	0	0	0	36.700
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.039.603	0	0	0	0	1.039.603
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	305.207	0	0	0	0	305.207
401	06	00	00	Aportes patronales y legales	78.100.557	0	0	0	0	78.100.557

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

ACCIÓN CENTRALIZADA: 700001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	20.854.076	0	0	0	0	20.854.076
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	6.712.963	0	0	0	0	6.712.963
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.529.304	0	0	0	0	4.529.304
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	6.587.589	0	0	0	0	6.587.589
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	9.178.509	0	0	0	0	9.178.509
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	3.025.882	0	0	0	0	3.025.882
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.039.670	0	0	0	0	2.039.670
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	5.743.573	0	0	0	0	5.743.573
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	9.410.602	0	0	0	0	9.410.602
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	4.601.506	0	0	0	0	4.601.506
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	2.130.944	0	0	0	0	2.130.944
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	397.257	0	0	0	0	397.257
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	9.909	0	0	0	0	9.909
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	18.809	0	0	0	0	18.809
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	179.696	0	0	0	0	179.696
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	66.505	0	0	0	0	66.505
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	87.563	0	0	0	0	87.563
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	24.763	0	0	0	0	24.763
401	06	95	00	Otros aportes legales por personal contratado	2.501.437	0	0	0	0	2.501.437
401	07	00	00	Asistencia socio-económica	898.273.113	0	0	0	0	898.273.113
401	07	01	00	Capacitación y adiestramiento a empleados	1.724.000	0	0	0	0	1.724.000
401	07	02	00	Becas a empleados	16.850.804	0	0	0	0	16.850.804
401	07	03	00	Ayudas por matrimonio a empleados	66.380	0	0	0	0	66.380
401	07	04	00	Ayudas por nacimiento de hijos a empleados	103.274	0	0	0	0	103.274
401	07	05	00	Ayudas por defunción a empleados	200.000	0	0	0	0	200.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.770.000	0	0	0	0	2.770.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	98.717.743	0	0	0	0	98.717.743
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	122.965.678	0	0	0	0	122.965.678
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	6.451.586	0	0	0	0	6.451.586

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

ACCIÓN CENTRALIZADA: 700001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	10	00	Dotación de uniformes a empleados	21.051.580	0	0	0	0	21.051.580
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	7.938.838	0	0	0	0	7.938.838
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	6.667.240	0	0	0	0	6.667.240
401	07	17	00	Capacitación y adiestramiento a obreros	471.200	0	0	0	0	471.200
401	07	18	00	Becas a obreros	10.594.800	0	0	0	0	10.594.800
401	07	19	00	Ayudas por matrimonio de obreros	15.000	0	0	0	0	15.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	50.000	0	0	0	0	50.000
401	07	21	00	Ayudas por defunción a obreros	200.000	0	0	0	0	200.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.770.000	0	0	0	0	2.770.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	20.555.918	0	0	0	0	20.555.918
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	54.987.000	0	0	0	0	54.987.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	4.183.200	0	0	0	0	4.183.200
401	07	26	00	Dotación de uniformes a obreros	42.761.745	0	0	0	0	42.761.745
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	2.778.676	0	0	0	0	2.778.676
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	3.618.000	0	0	0	0	3.618.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	621.478	0	0	0	0	621.478
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	112.500	0	0	0	0	112.500
401	07	74	00	Capacitación y adiestramiento al personal contratado	871.200	0	0	0	0	871.200
401	07	75	00	Becas al personal contratado	11.165.799	0	0	0	0	11.165.799
401	07	76	00	Ayudas por matrimonio al personal contratado	43.500	0	0	0	0	43.500
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	157.366	0	0	0	0	157.366
401	07	78	00	Ayudas por defunción al personal contratado	200.000	0	0	0	0	200.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	2.770.000	0	0	0	0	2.770.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	39.035.377	0	0	0	0	39.035.377
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	98.212.885	0	0	0	0	98.212.885
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	5.221.564	0	0	0	0	5.221.564
401	07	83	00	Dotación de uniformes al personal contratado	36.598.755	0	0	0	0	36.598.755
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	4.339.174	0	0	0	0	4.339.174
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	5.398.590	0	0	0	0	5.398.590
401	07	96	00	Otras subvenciones a empleados	110.000.000	0	0	0	0	110.000.000
401	07	97	00	Otras subvenciones a obreros	110.050.000	0	0	0	0	110.050.000

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **ACCIÓN CENTRALIZADA:** 700001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	99	00	Otras subvenciones al personal contratado	44.982.263	0	0	0	0	44.982.263
401	08	00	00	Prestaciones sociales e indemnizaciones	163.048.605	0	0	0	0	163.048.605
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	57.956.031	0	0	0	0	57.956.031
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	33.607.448	0	0	0	0	33.607.448
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	70.448.593	0	0	0	0	70.448.593
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	156.738	0	0	0	0	156.738
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	879.795	0	0	0	0	879.795
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	500.000	0	0	0	0	500.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	500.000	0	0	0	0	500.000
401	95	00	00	Otros gastos del personal de alto nivel y de dirección	340.222	0	0	0	0	340.222
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	340.222	0	0	0	0	340.222
401	96	00	00	Otros gastos del personal empleado	100.458.174	0	0	0	0	100.458.174
401	96	01	00	Otros gastos del personal empleado	100.458.174	0	0	0	0	100.458.174
401	97	00	00	Otros gastos del personal obrero	58.885.672	0	0	0	0	58.885.672
401	97	01	00	Otros gastos del personal obrero	58.885.672	0	0	0	0	58.885.672
403	**00**	**00**	**00**	**Servicios no personales**	**125.820.191**	**0**	**0**	**0**	**0**	**125.820.191**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	8.000	0	0	0	0	8.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	8.000	0	0	0	0	8.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	14.183.395	0	0	0	0	14.183.395
403	10	07	00	Servicios de capacitación y adiestramiento	14.183.395	0	0	0	0	14.183.395
403	16	00	00	Servicios de diversión, esparcimiento y culturales	93.752.800	0	0	0	0	93.752.800
403	16	01	00	Servicios de diversión, esparcimiento y culturales	93.752.800	0	0	0	0	93.752.800
403	18	00	00	Impuestos indirectos	15.973.775	0	0	0	0	15.973.775
403	18	01	00	Impuesto al valor agregado	15.973.775	0	0	0	0	15.973.775
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.902.221	0	0	0	0	1.902.221
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.902.221	0	0	0	0	1.902.221
				Totales	**2.227.910.117**	**0**	**0**	**0**	**0**	**2.227.910.117**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

ACCIÓN CENTRALIZADA: 700001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

ACCIÓN CENTRALIZADA: 700001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 700001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.102.089.926**	0	0	0	0	**2.102.089.926**
401	01	00	00	Sueldos, salarios y otras retribuciones	244.851.533	0	0	0	0	244.851.533
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	102.188.278	0	0	0	0	102.188.278
401	01	03	00	Suplencias a empleados	2.913.200	0	0	0	0	2.913.200
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	40.923.608	0	0	0	0	40.923.608
401	01	18	00	Remuneraciones al personal contratado	94.280.048	0	0	0	0	94.280.048
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	84.801.048	0	0	0	0	84.801.048
401	01	18	02	Remuneraciones por honorarios profesionales	9.479.000	0	0	0	0	9.479.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	3.381.600	0	0	0	0	3.381.600
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	89.061	0	0	0	0	89.061
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.075.738	0	0	0	0	1.075.738
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	33.072.920	0	0	0	0	33.072.920
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	17.524.929	0	0	0	0	17.524.929
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	15.520.992	0	0	0	0	15.520.992
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	26.999	0	0	0	0	26.999
401	03	00	00	Primas	113.889.834	0	0	0	0	113.889.834
401	03	01	00	Primas por mérito a empleados	153.000	0	0	0	0	153.000
401	03	02	00	Primas de transporte a empleados	11.638.200	0	0	0	0	11.638.200
401	03	08	00	Primas de profesionalización a empleados	13.278.218	0	0	0	0	13.278.218
401	03	09	00	Primas por antigüedad a empleados	20.750.135	0	0	0	0	20.750.135
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	23.423.145	0	0	0	0	23.423.145
401	03	19	00	Primas por hijos de obreros	18.865	0	0	0	0	18.865
401	03	21	00	Primas por antigüedad a obreros	5.961.601	0	0	0	0	5.961.601
401	03	22	00	Primas de profesionalización a obreros	1.297.936	0	0	0	0	1.297.936
401	03	37	00	Primas de transporte al personal contratado	15.308.601	0	0	0	0	15.308.601
401	03	40	00	Primas de profesionalización al personal contratado	369.196	0	0	0	0	369.196
401	03	41	00	Primas por antigüedad al personal contratado	5.529.001	0	0	0	0	5.529.001

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

ACCIÓN CENTRALIZADA: 700001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 700001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	47	00	Primas al personal de alto nivel y de dirección	215.827	0	0	0	0	215.827
401	03	95	00	Otras primas al personal de alto nivel y de dirección	302.355	0	0	0	0	302.355
401	03	97	00	Otras primas a empleados	15.643.754	0	0	0	0	15.643.754
401	04	00	00	Complementos de sueldos y salarios	243.621.321	0	0	0	0	243.621.321
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	20.777.698	0	0	0	0	20.777.698
401	04	02	00	Complemento a empleados por trabajo nocturno	668.620	0	0	0	0	668.620
401	04	04	00	Complemento a empleados por gastos de transporte	6.296.400	0	0	0	0	6.296.400
401	04	05	00	Complemento a empleados por gastos de representación	600.000	0	0	0	0	600.000
401	04	06	00	Complemento a empleados por comisión de servicios	6.596.344	0	0	0	0	6.596.344
401	04	08	00	Bono compensatorio de alimentación a empleados	37.456.030	0	0	0	0	37.456.030
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	4.550.131	0	0	0	0	4.550.131
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	789.478	0	0	0	0	789.478
401	04	17	00	Complemento a obreros por gastos de transporte	9.158.400	0	0	0	0	9.158.400
401	04	18	00	Bono compensatorio de alimentación a obreros	15.323.600	0	0	0	0	15.323.600
401	04	20	00	Complemento a obreros por días feriados	2.426.540	0	0	0	0	2.426.540
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	710.287	0	0	0	0	710.287
401	04	26	00	Bono compensatorio de alimentación al personal contratado	22.085.416	0	0	0	0	22.085.416
401	04	28	00	Complemento al personal contratado por días feriados	1.508.241	0	0	0	0	1.508.241
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	351.540	0	0	0	0	351.540
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	14.000	0	0	0	0	14.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	172.000	0	0	0	0	172.000
401	04	96	00	Otros complementos a empleados	43.095.448	0	0	0	0	43.095.448
401	04	97	00	Otros complementos a obreros	16.478.229	0	0	0	0	16.478.229
401	04	98	00	Otros complementos al personal contratado	54.562.919	0	0	0	0	54.562.919
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	167.047.975	0	0	0	0	167.047.975
401	05	01	00	Aguinaldos a empleados	73.324.230	0	0	0	0	73.324.230
401	05	03	00	Bono vacacional a empleados	25.199.148	0	0	0	0	25.199.148

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

ACCIÓN CENTRALIZADA: 700001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 700001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	04	00	Aguinaldos a obreros	19.145.240	0	0	0	0	19.145.240
401	05	06	00	Bono vacacional a obreros	11.206.970	0	0	0	0	11.206.970
401	05	07	00	Aguinaldos al personal contratado	24.231.461	0	0	0	0	24.231.461
401	05	08	00	Bono vacacional al personal contratado	12.371.330	0	0	0	0	12.371.330
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	188.086	0	0	0	0	188.086
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	36.700	0	0	0	0	36.700
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.039.603	0	0	0	0	1.039.603
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	305.207	0	0	0	0	305.207
401	06	00	00	Aportes patronales y legales	78.100.557	0	0	0	0	78.100.557
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	20.854.076	0	0	0	0	20.854.076
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	6.712.963	0	0	0	0	6.712.963
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.529.304	0	0	0	0	4.529.304
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	6.587.589	0	0	0	0	6.587.589
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	9.178.509	0	0	0	0	9.178.509
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	3.025.882	0	0	0	0	3.025.882
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.039.670	0	0	0	0	2.039.670
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	5.743.573	0	0	0	0	5.743.573
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	9.410.602	0	0	0	0	9.410.602
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	4.601.506	0	0	0	0	4.601.506
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	2.130.944	0	0	0	0	2.130.944
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	397.257	0	0	0	0	397.257
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	9.909	0	0	0	0	9.909
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	18.809	0	0	0	0	18.809
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	179.696	0	0	0	0	179.696
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	66.505	0	0	0	0	66.505

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

ACCIÓN CENTRALIZADA: 700001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 700001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	87.563	0	0	0	0	87.563
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	24.763	0	0	0	0	24.763
401	06	95	00	Otros aportes legales por personal contratado	2.501.437	0	0	0	0	2.501.437
401	07	00	00	Asistencia socio-económica	898.273.113	0	0	0	0	898.273.113
401	07	01	00	Capacitación y adiestramiento a empleados	1.724.000	0	0	0	0	1.724.000
401	07	02	00	Becas a empleados	16.850.804	0	0	0	0	16.850.804
401	07	03	00	Ayudas por matrimonio a empleados	66.380	0	0	0	0	66.380
401	07	04	00	Ayudas por nacimiento de hijos a empleados	103.274	0	0	0	0	103.274
401	07	05	00	Ayudas por defunción a empleados	200.000	0	0	0	0	200.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.770.000	0	0	0	0	2.770.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	98.717.743	0	0	0	0	98.717.743
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	122.965.678	0	0	0	0	122.965.678
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	6.451.586	0	0	0	0	6.451.586
401	07	10	00	Dotación de uniformes a empleados	21.051.580	0	0	0	0	21.051.580
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	7.938.838	0	0	0	0	7.938.838
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	6.667.240	0	0	0	0	6.667.240
401	07	17	00	Capacitación y adiestramiento a obreros	471.200	0	0	0	0	471.200
401	07	18	00	Becas a obreros	10.594.800	0	0	0	0	10.594.800
401	07	19	00	Ayudas por matrimonio de obreros	15.000	0	0	0	0	15.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	50.000	0	0	0	0	50.000
401	07	21	00	Ayudas por defunción a obreros	200.000	0	0	0	0	200.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.770.000	0	0	0	0	2.770.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	20.555.918	0	0	0	0	20.555.918
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	54.987.000	0	0	0	0	54.987.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	4.183.200	0	0	0	0	4.183.200
401	07	26	00	Dotación de uniformes a obreros	42.761.745	0	0	0	0	42.761.745

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

ACCIÓN CENTRALIZADA: 700001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 700001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	2.778.676	0	0	0	0	2.778.676
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	3.618.000	0	0	0	0	3.618.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	621.478	0	0	0	0	621.478
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	112.500	0	0	0	0	112.500
401	07	74	00	Capacitación y adiestramiento al personal contratado	871.200	0	0	0	0	871.200
401	07	75	00	Becas al personal contratado	11.165.799	0	0	0	0	11.165.799
401	07	76	00	Ayudas por matrimonio al personal contratado	43.500	0	0	0	0	43.500
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	157.366	0	0	0	0	157.366
401	07	78	00	Ayudas por defunción al personal contratado	200.000	0	0	0	0	200.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	2.770.000	0	0	0	0	2.770.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	39.035.377	0	0	0	0	39.035.377
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	98.212.885	0	0	0	0	98.212.885
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	5.221.564	0	0	0	0	5.221.564
401	07	83	00	Dotación de uniformes al personal contratado	36.598.755	0	0	0	0	36.598.755
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	4.339.174	0	0	0	0	4.339.174
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	5.398.590	0	0	0	0	5.398.590
401	07	96	00	Otras subvenciones a empleados	110.000.000	0	0	0	0	110.000.000
401	07	97	00	Otras subvenciones a obreros	110.050.000	0	0	0	0	110.050.000
401	07	99	00	Otras subvenciones al personal contratado	44.982.263	0	0	0	0	44.982.263
401	08	00	00	Prestaciones sociales e indemnizaciones	163.048.605	0	0	0	0	163.048.605
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	57.956.031	0	0	0	0	57.956.031
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	33.607.448	0	0	0	0	33.607.448
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	70.448.593	0	0	0	0	70.448.593
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	156.738	0	0	0	0	156.738
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	879.795	0	0	0	0	879.795
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	500.000	0	0	0	0	500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

ACCIÓN CENTRALIZADA: 700001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 700001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	500.000	0	0	0	0	500.000
401	95	00	00	Otros gastos del personal de alto nivel y de dirección	340.222	0	0	0	0	340.222
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	340.222	0	0	0	0	340.222
401	96	00	00	Otros gastos del personal empleado	100.458.174	0	0	0	0	100.458.174
401	96	01	00	Otros gastos del personal empleado	100.458.174	0	0	0	0	100.458.174
401	97	00	00	Otros gastos del personal obrero	58.885.672	0	0	0	0	58.885.672
401	97	01	00	Otros gastos del personal obrero	58.885.672	0	0	0	0	58.885.672
403	**00**	**00**	**00**	**Servicios no personales**	**125.820.191**	**0**	**0**	**0**	**0**	**125.820.191**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	8.000	0	0	0	0	8.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	8.000	0	0	0	0	8.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	14.183.395	0	0	0	0	14.183.395
403	10	07	00	Servicios de capacitación y adiestramiento	14.183.395	0	0	0	0	14.183.395
403	16	00	00	Servicios de diversión, esparcimiento y culturales	93.752.800	0	0	0	0	93.752.800
403	16	01	00	Servicios de diversión, esparcimiento y culturales	93.752.800	0	0	0	0	93.752.800
403	18	00	00	Impuestos indirectos	15.973.775	0	0	0	0	15.973.775
403	18	01	00	Impuesto al valor agregado	15.973.775	0	0	0	0	15.973.775
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.902.221	0	0	0	0	1.902.221
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.902.221	0	0	0	0	1.902.221
				Totales	**2.227.910.117**	**0**	**0**	**0**	**0**	**2.227.910.117**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS   ACCIÓN CENTRALIZADA: 700002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**625.167.931**	**0**	**0**	**0**	**0**	**625.167.931**
402	01	00	00	Productos alimenticios y agropecuarios	79.238.510	0	0	0	0	79.238.510
402	01	01	00	Alimentos y bebidas para personas	77.590.251	0	0	0	0	77.590.251
402	01	03	00	Productos agrícolas y pecuarios	1.624.459	0	0	0	0	1.624.459
402	01	99	00	Otros productos alimenticios y agropecuarios	23.800	0	0	0	0	23.800
402	02	00	00	Productos de minas, canteras y yacimientos	119.384	0	0	0	0	119.384
402	02	05	00	Piedra, arcilla, arena y tierra	119.384	0	0	0	0	119.384
402	03	00	00	Textiles y vestuarios	74.417.132	0	0	0	0	74.417.132
402	03	01	00	Textiles	13.556.294	0	0	0	0	13.556.294
402	03	02	00	Prendas de vestir	36.708.322	0	0	0	0	36.708.322
402	03	03	00	Calzados	24.152.516	0	0	0	0	24.152.516
402	04	00	00	Productos de cuero y caucho	12.909.867	0	0	0	0	12.909.867
402	04	02	00	Productos de cuero y sucedáneos del cuero	1.352.579	0	0	0	0	1.352.579
402	04	03	00	Cauchos y tripas para vehículos	11.557.288	0	0	0	0	11.557.288
402	05	00	00	Productos de papel, cartón e impresos	117.908.217	0	0	0	0	117.908.217
402	05	01	00	Pulpa de madera, papel y cartón	13.880.986	0	0	0	0	13.880.986
402	05	02	00	Envases y cajas de papel y cartón	8.282.637	0	0	0	0	8.282.637
402	05	03	00	Productos de papel y cartón para oficina	67.890.445	0	0	0	0	67.890.445
402	05	04	00	Libros, revistas y periódicos	6.340.011	0	0	0	0	6.340.011
402	05	05	00	Material de enseñanza	5.512.329	0	0	0	0	5.512.329
402	05	06	00	Productos de papel y cartón para computación	2.911.000	0	0	0	0	2.911.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	13.028.993	0	0	0	0	13.028.993
402	05	99	00	Otros productos de pulpa, papel y cartón	61.816	0	0	0	0	61.816
402	06	00	00	Productos químicos y derivados	49.012.229	0	0	0	0	49.012.229
402	06	01	00	Sustancias químicas y de uso industrial	1.000.000	0	0	0	0	1.000.000
402	06	02	00	Abonos, plaguicidas y otros	167.300	0	0	0	0	167.300
402	06	03	00	Tintas, pinturas y colorantes	21.911.177	0	0	0	0	21.911.177
402	06	04	00	Productos farmacéuticos y medicamentos	4.509.553	0	0	0	0	4.509.553
402	06	05	00	Productos de tocador	3.447.884	0	0	0	0	3.447.884
402	06	06	00	Combustibles y lubricantes	2.346.973	0	0	0	0	2.346.973
402	06	08	00	Productos plásticos	14.793.384	0	0	0	0	14.793.384
402	06	99	00	Otros productos de la industria química y conexos	835.958	0	0	0	0	835.958
402	07	00	00	Productos minerales no metálicos	8.532.830	0	0	0	0	8.532.830

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **ACCIÓN CENTRALIZADA:** 700002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	01	00	Productos de barro, loza y porcelana	4.189.923	0	0	0	0	4.189.923
402	07	02	00	Vidrios y productos de vidrio	19.931	0	0	0	0	19.931
402	07	03	00	Productos de arcilla para construcción	3.765.001	0	0	0	0	3.765.001
402	07	04	00	Cemento, cal y yeso	553.975	0	0	0	0	553.975
402	07	99	00	Otros productos minerales no metálicos	4.000	0	0	0	0	4.000
402	08	00	00	Productos metálicos	64.478.186	0	0	0	0	64.478.186
402	08	01	00	Productos primarios de hierro y acero	45.000	0	0	0	0	45.000
402	08	02	00	Productos de metales no ferrosos	400.000	0	0	0	0	400.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	31.522.555	0	0	0	0	31.522.555
402	08	04	00	Productos metálicos estructurales	50.000	0	0	0	0	50.000
402	08	07	00	Material de señalamiento	418.091	0	0	0	0	418.091
402	08	09	00	Repuestos y accesorios para equipos de transporte	28.044.221	0	0	0	0	28.044.221
402	08	10	00	Repuestos y accesorios para otros equipos	3.968.319	0	0	0	0	3.968.319
402	08	99	00	Otros productos metálicos	30.000	0	0	0	0	30.000
402	09	00	00	Productos de madera	9.378.410	0	0	0	0	9.378.410
402	09	01	00	Productos primarios de madera	33.450	0	0	0	0	33.450
402	09	02	00	Muebles y accesorios de madera para edificaciones	9.344.960	0	0	0	0	9.344.960
402	10	00	00	Productos varios y útiles diversos	196.518.440	0	0	0	0	196.518.440
402	10	01	00	Artículos de deporte, recreación y juguetes	14.941.339	0	0	0	0	14.941.339
402	10	02	00	Materiales y útiles de limpieza y aseo	13.062.713	0	0	0	0	13.062.713
402	10	03	00	Utensilios de cocina y comedor	7.324.540	0	0	0	0	7.324.540
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.026.084	0	0	0	0	3.026.084
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.830.943	0	0	0	0	20.830.943
402	10	06	00	Condecoraciones, ofrendas y similares	8.077.572	0	0	0	0	8.077.572
402	10	07	00	Productos de seguridad en el trabajo	6.136.781	0	0	0	0	6.136.781
402	10	08	00	Materiales para equipos de computación	55.964.429	0	0	0	0	55.964.429
402	10	09	00	Especies timbradas y valores	3.000	0	0	0	0	3.000
402	10	11	00	Materiales eléctricos	41.987.605	0	0	0	0	41.987.605
402	10	12	00	Materiales para instalaciones sanitarias	11.765.712	0	0	0	0	11.765.712
402	10	13	00	Materiales fotográficos	6.493.689	0	0	0	0	6.493.689
402	10	99	00	Otros productos y útiles diversos	6.904.033	0	0	0	0	6.904.033
402	99	00	00	Otros materiales y suministros	12.654.726	0	0	0	0	12.654.726
402	99	01	00	Otros materiales y suministros	12.654.726	0	0	0	0	12.654.726

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS ACCIÓN CENTRALIZADA: 700002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.957.303.370**	0	0	0	0	**1.957.303.370**
403	01	00	00	Alquileres de inmuebles	2.048.326	0	0	0	0	2.048.326
403	01	01	00	Alquileres de edificios y locales	1.928.326	0	0	0	0	1.928.326
403	01	02	00	Alquileres de instalaciones culturales y recreativas	120.000	0	0	0	0	120.000
403	02	00	00	Alquileres de maquinaria y equipos	54.497.488	0	0	0	0	54.497.488
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	12.543.027	0	0	0	0	12.543.027
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	3.648.672	0	0	0	0	3.648.672
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	27.547.923	0	0	0	0	27.547.923
403	02	99	00	Alquileres de otras maquinaria y equipos	10.757.866	0	0	0	0	10.757.866
403	03	00	00	Derechos sobre bienes intangibles	36.500.000	0	0	0	0	36.500.000
403	03	03	00	Paquetes y programas de computación	25.000.000	0	0	0	0	25.000.000
403	03	04	00	Concesión de bienes y servicios	11.500.000	0	0	0	0	11.500.000
403	04	00	00	Servicios básicos	67.595.707	0	0	0	0	67.595.707
403	04	01	00	Electricidad	4.067.717	0	0	0	0	4.067.717
403	04	03	00	Agua	830.807	0	0	0	0	830.807
403	04	04	00	Teléfonos	10.191.297	0	0	0	0	10.191.297
403	04	04	01	Servicios de telefonía prestados por organismos públicos	5.325.349	0	0	0	0	5.325.349
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	4.865.948	0	0	0	0	4.865.948
403	04	05	00	Servicio de comunicaciones	43.064.898	0	0	0	0	43.064.898
403	04	06	00	Servicio de aseo urbano y domiciliario	2.697.425	0	0	0	0	2.697.425
403	04	07	00	Servicio de condominio	6.743.563	0	0	0	0	6.743.563
403	06	00	00	Servicios de transporte y almacenaje	4.218.858	0	0	0	0	4.218.858
403	06	01	00	Fletes y embalajes	910.611	0	0	0	0	910.611
403	06	02	00	Almacenaje	485.537	0	0	0	0	485.537
403	06	03	00	Estacionamiento	980.010	0	0	0	0	980.010
403	06	04	00	Peaje	500	0	0	0	0	500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.842.200	0	0	0	0	1.842.200
403	07	00	00	Servicios de información, impresión y relaciones públicas	56.441.589	0	0	0	0	56.441.589
403	07	01	00	Publicidad y propaganda	4.624.120	0	0	0	0	4.624.120
403	07	02	00	Imprenta y reproducción	12.313.127	0	0	0	0	12.313.127
403	07	03	00	Relaciones sociales	34.404.425	0	0	0	0	34.404.425
403	07	04	00	Avisos	5.099.917	0	0	0	0	5.099.917
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	11.571.323	0	0	0	0	11.571.323

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **ACCIÓN CENTRALIZADA:** 700002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	08	01	00	Primas y gastos de seguros	11.361.626	0	0	0	0	11.361.626
403	08	02	00	Comisiones y gastos bancarios	209.697	0	0	0	0	209.697
403	09	00	00	Viáticos y pasajes	61.840.278	0	0	0	0	61.840.278
403	09	01	00	Viáticos y pasajes dentro del país	14.694.323	0	0	0	0	14.694.323
403	09	02	00	Viáticos y pasajes fuera del país	18.177.009	0	0	0	0	18.177.009
403	09	03	00	Asignación por kilómetros recorridos	28.968.946	0	0	0	0	28.968.946
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	135.098.555	0	0	0	0	135.098.555
403	10	03	00	Servicios de procesamiento de datos	105.431.780	0	0	0	0	105.431.780
403	10	04	00	Servicios de ingeniería y arquitectónicos	7.267.117	0	0	0	0	7.267.117
403	10	09	00	Servicios de lavandería y tintorería	1.204.024	0	0	0	0	1.204.024
403	10	11	00	Servicios para la elaboración y suministro de comida	16.201.468	0	0	0	0	16.201.468
403	10	99	00	Otros servicios profesionales y técnicos	4.994.166	0	0	0	0	4.994.166
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	106.534.505	0	0	0	0	106.534.505
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	4.786.333	0	0	0	0	4.786.333
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	42.118.975	0	0	0	0	42.118.975
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	20.503.775	0	0	0	0	20.503.775
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	3.530.231	0	0	0	0	3.530.231
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	180.000	0	0	0	0	180.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	28.378.958	0	0	0	0	28.378.958
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	7.036.233	0	0	0	0	7.036.233
403	12	00	00	Conservación y reparaciones menores de obras	1.107.804.784	0	0	0	0	1.107.804.784
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.107.804.784	0	0	0	0	1.107.804.784
403	15	00	00	Servicios fiscales	15.000	0	0	0	0	15.000
403	15	02	00	Tasas y otros derechos obligatorios	15.000	0	0	0	0	15.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	11.091.460	0	0	0	0	11.091.460
403	16	01	00	Servicios de diversión, esparcimiento y culturales	11.091.460	0	0	0	0	11.091.460
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	240.000	0	0	0	0	240.000
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	240.000	0	0	0	0	240.000
403	18	00	00	Impuestos indirectos	264.753.843	0	0	0	0	264.753.843
403	18	01	00	Impuesto al valor agregado	264.753.843	0	0	0	0	264.753.843
403	99	00	00	Otros servicios no personales	37.051.654	0	0	0	0	37.051.654

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **ACCIÓN CENTRALIZADA:** 700002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	01	00	Otros servicios no personales	37.051.654	0	0	0	0	37.051.654
404	**00**	**00**	**00**	**Activos reales**	**336.177.827**	**0**	**0**	**0**	**0**	**336.177.827**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	60.902.967	0	0	0	0	60.902.967
404	01	01	00	Repuestos mayores	38.383.982	0	0	0	0	38.383.982
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	4.698.987	0	0	0	0	4.698.987
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	15.952.783	0	0	0	0	15.952.783
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	2.131.240	0	0	0	0	2.131.240
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	6.006.507	0	0	0	0	6.006.507
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	9.594.465	0	0	0	0	9.594.465
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	22.518.985	0	0	0	0	22.518.985
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	20.364.060	0	0	0	0	20.364.060
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	2.064.925	0	0	0	0	2.064.925
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	90.000	0	0	0	0	90.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	11.962.401	0	0	0	0	11.962.401
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	2.747.553	0	0	0	0	2.747.553
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	3.256.640	0	0	0	0	3.256.640
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.723.977	0	0	0	0	3.723.977
404	03	05	00	Maquinaria y equipos industriales y de taller	1.116.797	0	0	0	0	1.116.797
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	1.117.434	0	0	0	0	1.117.434
404	04	00	00	Equipos de transporte, tracción y elevación	45.959.816	0	0	0	0	45.959.816
404	04	01	00	Vehículos automotores terrestres	26.380.733	0	0	0	0	26.380.733
404	04	05	00	Vehículos de tracción no motorizados	16.820.558	0	0	0	0	16.820.558
404	04	99	00	Otros equipos de transporte, tracción y elevación	2.758.525	0	0	0	0	2.758.525
404	05	00	00	Equipos de comunicaciones y de señalamiento	4.464.880	0	0	0	0	4.464.880
404	05	01	00	Equipos de telecomunicaciones	4.304.880	0	0	0	0	4.304.880
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	160.000	0	0	0	0	160.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	11.388.690	0	0	0	0	11.388.690
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	11.388.690	0	0	0	0	11.388.690
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	3.952.564	0	0	0	0	3.952.564
404	07	02	00	Equipos de enseñanza, deporte y recreación	846.904	0	0	0	0	846.904
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	400.264	0	0	0	0	400.264
404	07	06	00	Instrumentos musicales y equipos de audio	2.705.396	0	0	0	0	2.705.396

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **ACCIÓN CENTRALIZADA:** 700002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	177.569.205	0	0	0	0	177.569.205
404	09	01	00	Mobiliario y equipos de oficina	41.735.843	0	0	0	0	41.735.843
404	09	02	00	Equipos de computación	78.858.729	0	0	0	0	78.858.729
404	09	03	00	Mobiliario y equipos de alojamiento	53.180.347	0	0	0	0	53.180.347
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.794.286	0	0	0	0	3.794.286
404	12	00	00	Activos intangibles	17.617.304	0	0	0	0	17.617.304
404	12	04	00	Paquetes y programas de computación	17.617.304	0	0	0	0	17.617.304
404	99	00	00	Otros activos reales	2.360.000	0	0	0	0	2.360.000
404	99	01	00	Otros activos reales	2.360.000	0	0	0	0	2.360.000
405	**00**	**00**	**00**	**Activos financieros**	**1.443.463.107**	**0**	**0**	**0**	**0**	**1.443.463.107**
405	01	00	00	Aportes en acciones y participaciones de capital	780.463.107	0	0	0	0	780.463.107
405	01	03	00	Aportes en acciones y participaciones de capital al sector externo	780.463.107	0	0	0	0	780.463.107
405	01	03	01	Aportes en acciones y participaciones de capital a organismos internacionales	780.463.107	0	0	0	0	780.463.107
405	03	00	00	Concesión de préstamos a corto plazo	663.000.000	0	0	0	0	663.000.000
405	03	02	00	Concesión de préstamos al sector público a corto plazo	663.000.000	0	0	0	0	663.000.000
405	03	02	05	Concesión de préstamos a entes descentralizados con fines empresariales no petroleros	663.000.000	0	0	0	0	663.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.038.079.920**	**0**	**0**	**0**	**0**	**7.038.079.920**
407	01	00	00	Transferencias y donaciones corrientes internas	7.010.351.920	0	0	0	0	7.010.351.920
407	01	02	00	Donaciones corrientes internas al sector privado	354.721.259	0	0	0	0	354.721.259
407	01	02	01	Donaciones corrientes a personas	354.721.259	0	0	0	0	354.721.259
407	01	03	00	Transferencias corrientes internas al sector público	6.655.630.661	0	0	0	0	6.655.630.661
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.502.341.661	0	0	0	0	6.502.341.661
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	153.289.000	0	0	0	0	153.289.000
407	03	00	00	Transferencias y donaciones de capital internas	27.728.000	0	0	0	0	27.728.000
407	03	03	00	Transferencias de capital internas al sector público	27.728.000	0	0	0	0	27.728.000
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	27.728.000	0	0	0	0	27.728.000
408	**00**	**00**	**00**	**Otros gastos**	**5.000.000**	**0**	**0**	**0**	**0**	**5.000.000**
408	05	00	00	Obligaciones en el ejercicio vigente	5.000.000	0	0	0	0	5.000.000
408	05	02	00	Devoluciones y reintegros diversos	5.000.000	0	0	0	0	5.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**770.798.180**	**0**	**0**	**0**	**0**	**770.798.180**
411	11	00	00	Obligaciones de ejercicios anteriores	770.798.180	0	0	0	0	770.798.180
411	11	02	00	Devoluciones y reintegros diversos	253.384.136	0	0	0	0	253.384.136
411	11	04	00	Compromisos pendientes de ejercicios anteriores	510.014.044	0	0	0	0	510.014.044

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **ACCIÓN CENTRALIZADA:** 700002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	7.400.000	0	0	0	0	7.400.000
				Totales	**12.175.990.335**	**0**	**0**	**0**	**0**	**12.175.990.335**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS   ACCIÓN CENTRALIZADA: 700002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.683.358.661**	**0**	**0**	**0**	**0**	**6.683.358.661**
407	01	00	00	Transferencias y donaciones corrientes internas	6.655.630.661	0	0	0	0	6.655.630.661
407	01	03	00	Transferencias corrientes internas al sector público	6.655.630.661	0	0	0	0	6.655.630.661
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.502.341.661	0	0	0	0	6.502.341.661
				- A0123 Servicio Nacional Integrado de Administración Aduanera y Tributaria (SENIAT)	5.599.100.000	0	0	0	0	5.599.100.000
				- A0185 Superintendencia Nacional de Valores	102.230.914	0	0	0	0	102.230.914
				- A0279 Superintendencia de Bienes Públicos	104.415.227	0	0	0	0	104.415.227
				- A0548 Centro Nacional de Comercio Exterior (CENCOEX)	665.472.000	0	0	0	0	665.472.000
				- A0944 Superintendencia de Seguridad Social	31.123.520	0	0	0	0	31.123.520
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	153.289.000	0	0	0	0	153.289.000
				- A0470 Sociedad de Garantías Recíprocas para la Mediana y Pequeña Empresa del Estado Mérida, S.A. (SGR - MÉRIDA, S.A.)	4.070.477	0	0	0	0	4.070.477
				- A0546 Sociedad de Garantías Recíprocas para la Pequeña y Mediana Empresa del Estado Lara, S.A. (SGR- LARA, S.A.)	1.850.000	0	0	0	0	1.850.000
				- A0841 Fondo Nacional de Garantías Recíprocas para la Pequeña y Mediana Empresa, S.A. (FONPYME)	55.953.106	0	0	0	0	55.953.106
				- A0854 Sociedad de Garantías Recíprocas para el Sector Microfinanciero, S.A. (S.G.R. SOGAMIC, S.A.)	10.000.000	0	0	0	0	10.000.000
				- A0855 Sociedad de Garantías Recíprocas para la Mediana y Pequeña Empresa del Estado Nueva Esparta, S.A. (S.G.R. NUEVA ESPARTA, S.A.)	2.000.000	0	0	0	0	2.000.000
				- A1377 Bolsa Pública de Valores Bicentenaria	79.415.417	0	0	0	0	79.415.417
407	03	00	00	Transferencias y donaciones de capital internas	27.728.000	0	0	0	0	27.728.000
407	03	03	00	Transferencias de capital internas al sector público	27.728.000	0	0	0	0	27.728.000
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	27.728.000	0	0	0	0	27.728.000
				- A0548 Centro Nacional de Comercio Exterior (CENCOEX)	27.728.000	0	0	0	0	27.728.000
				Totales	**6.683.358.661**	**0**	**0**	**0**	**0**	**6.683.358.661**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **ACCIÓN CENTRALIZADA:** 700002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 700002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**625.167.931**	0	0	0	0	**625.167.931**
402	01	00	00	Productos alimenticios y agropecuarios	79.238.510	0	0	0	0	79.238.510
402	01	01	00	Alimentos y bebidas para personas	77.590.251	0	0	0	0	77.590.251
402	01	03	00	Productos agrícolas y pecuarios	1.624.459	0	0	0	0	1.624.459
402	01	99	00	Otros productos alimenticios y agropecuarios	23.800	0	0	0	0	23.800
402	02	00	00	Productos de minas, canteras y yacimientos	119.384	0	0	0	0	119.384
402	02	05	00	Piedra, arcilla, arena y tierra	119.384	0	0	0	0	119.384
402	03	00	00	Textiles y vestuarios	74.417.132	0	0	0	0	74.417.132
402	03	01	00	Textiles	13.556.294	0	0	0	0	13.556.294
402	03	02	00	Prendas de vestir	36.708.322	0	0	0	0	36.708.322
402	03	03	00	Calzados	24.152.516	0	0	0	0	24.152.516
402	04	00	00	Productos de cuero y caucho	12.909.867	0	0	0	0	12.909.867
402	04	02	00	Productos de cuero y sucedáneos del cuero	1.352.579	0	0	0	0	1.352.579
402	04	03	00	Cauchos y tripas para vehículos	11.557.288	0	0	0	0	11.557.288
402	05	00	00	Productos de papel, cartón e impresos	117.908.217	0	0	0	0	117.908.217
402	05	01	00	Pulpa de madera, papel y cartón	13.880.986	0	0	0	0	13.880.986
402	05	02	00	Envases y cajas de papel y cartón	8.282.637	0	0	0	0	8.282.637
402	05	03	00	Productos de papel y cartón para oficina	67.890.445	0	0	0	0	67.890.445
402	05	04	00	Libros, revistas y periódicos	6.340.011	0	0	0	0	6.340.011
402	05	05	00	Material de enseñanza	5.512.329	0	0	0	0	5.512.329
402	05	06	00	Productos de papel y cartón para computación	2.911.000	0	0	0	0	2.911.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	13.028.993	0	0	0	0	13.028.993
402	05	99	00	Otros productos de pulpa, papel y cartón	61.816	0	0	0	0	61.816
402	06	00	00	Productos químicos y derivados	49.012.229	0	0	0	0	49.012.229
402	06	01	00	Sustancias químicas y de uso industrial	1.000.000	0	0	0	0	1.000.000
402	06	02	00	Abonos, plaguicidas y otros	167.300	0	0	0	0	167.300
402	06	03	00	Tintas, pinturas y colorantes	21.911.177	0	0	0	0	21.911.177
402	06	04	00	Productos farmacéuticos y medicamentos	4.509.553	0	0	0	0	4.509.553

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **ACCIÓN CENTRALIZADA:** 700002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 700002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	05	00	Productos de tocador	3.447.884	0	0	0	0	3.447.884
402	06	06	00	Combustibles y lubricantes	2.346.973	0	0	0	0	2.346.973
402	06	08	00	Productos plásticos	14.793.384	0	0	0	0	14.793.384
402	06	99	00	Otros productos de la industria química y conexos	835.958	0	0	0	0	835.958
402	07	00	00	Productos minerales no metálicos	8.532.830	0	0	0	0	8.532.830
402	07	01	00	Productos de barro, loza y porcelana	4.189.923	0	0	0	0	4.189.923
402	07	02	00	Vidrios y productos de vidrio	19.931	0	0	0	0	19.931
402	07	03	00	Productos de arcilla para construcción	3.765.001	0	0	0	0	3.765.001
402	07	04	00	Cemento, cal y yeso	553.975	0	0	0	0	553.975
402	07	99	00	Otros productos minerales no metálicos	4.000	0	0	0	0	4.000
402	08	00	00	Productos metálicos	64.478.186	0	0	0	0	64.478.186
402	08	01	00	Productos primarios de hierro y acero	45.000	0	0	0	0	45.000
402	08	02	00	Productos de metales no ferrosos	400.000	0	0	0	0	400.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	31.522.555	0	0	0	0	31.522.555
402	08	04	00	Productos metálicos estructurales	50.000	0	0	0	0	50.000
402	08	07	00	Material de señalamiento	418.091	0	0	0	0	418.091
402	08	09	00	Repuestos y accesorios para equipos de transporte	28.044.221	0	0	0	0	28.044.221
402	08	10	00	Repuestos y accesorios para otros equipos	3.968.319	0	0	0	0	3.968.319
402	08	99	00	Otros productos metálicos	30.000	0	0	0	0	30.000
402	09	00	00	Productos de madera	9.378.410	0	0	0	0	9.378.410
402	09	01	00	Productos primarios de madera	33.450	0	0	0	0	33.450
402	09	02	00	Muebles y accesorios de madera para edificaciones	9.344.960	0	0	0	0	9.344.960
402	10	00	00	Productos varios y útiles diversos	196.518.440	0	0	0	0	196.518.440
402	10	01	00	Artículos de deporte, recreación y juguetes	14.941.339	0	0	0	0	14.941.339
402	10	02	00	Materiales y útiles de limpieza y aseo	13.062.713	0	0	0	0	13.062.713
402	10	03	00	Utensilios de cocina y comedor	7.324.540	0	0	0	0	7.324.540
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.026.084	0	0	0	0	3.026.084
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.830.943	0	0	0	0	20.830.943

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **ACCIÓN CENTRALIZADA:** 700002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 700002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	8.077.572	0	0	0	0	8.077.572
402	10	07	00	Productos de seguridad en el trabajo	6.136.781	0	0	0	0	6.136.781
402	10	08	00	Materiales para equipos de computación	55.964.429	0	0	0	0	55.964.429
402	10	09	00	Especies timbradas y valores	3.000	0	0	0	0	3.000
402	10	11	00	Materiales eléctricos	41.987.605	0	0	0	0	41.987.605
402	10	12	00	Materiales para instalaciones sanitarias	11.765.712	0	0	0	0	11.765.712
402	10	13	00	Materiales fotográficos	6.493.689	0	0	0	0	6.493.689
402	10	99	00	Otros productos y útiles diversos	6.904.033	0	0	0	0	6.904.033
402	99	00	00	Otros materiales y suministros	12.654.726	0	0	0	0	12.654.726
402	99	01	00	Otros materiales y suministros	12.654.726	0	0	0	0	12.654.726
403	**00**	**00**	**00**	**Servicios no personales**	**1.957.303.370**	**0**	**0**	**0**	**0**	**1.957.303.370**
403	01	00	00	Alquileres de inmuebles	2.048.326	0	0	0	0	2.048.326
403	01	01	00	Alquileres de edificios y locales	1.928.326	0	0	0	0	1.928.326
403	01	02	00	Alquileres de instalaciones culturales y recreativas	120.000	0	0	0	0	120.000
403	02	00	00	Alquileres de maquinaria y equipos	54.497.488	0	0	0	0	54.497.488
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	12.543.027	0	0	0	0	12.543.027
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	3.648.672	0	0	0	0	3.648.672
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	27.547.923	0	0	0	0	27.547.923
403	02	99	00	Alquileres de otras maquinaria y equipos	10.757.866	0	0	0	0	10.757.866
403	03	00	00	Derechos sobre bienes intangibles	36.500.000	0	0	0	0	36.500.000
403	03	03	00	Paquetes y programas de computación	25.000.000	0	0	0	0	25.000.000
403	03	04	00	Concesión de bienes y servicios	11.500.000	0	0	0	0	11.500.000
403	04	00	00	Servicios básicos	67.595.707	0	0	0	0	67.595.707
403	04	01	00	Electricidad	4.067.717	0	0	0	0	4.067.717
403	04	03	00	Agua	830.807	0	0	0	0	830.807
403	04	04	00	Teléfonos	10.191.297	0	0	0	0	10.191.297
403	04	04	01	Servicios de telefonía prestados por organismos públicos	5.325.349	0	0	0	0	5.325.349
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	4.865.948	0	0	0	0	4.865.948

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **ACCIÓN CENTRALIZADA:** 700002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 700002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	05	00	Servicio de comunicaciones	43.064.898	0	0	0	0	43.064.898
403	04	06	00	Servicio de aseo urbano y domiciliario	2.697.425	0	0	0	0	2.697.425
403	04	07	00	Servicio de condominio	6.743.563	0	0	0	0	6.743.563
403	06	00	00	Servicios de transporte y almacenaje	4.218.858	0	0	0	0	4.218.858
403	06	01	00	Fletes y embalajes	910.611	0	0	0	0	910.611
403	06	02	00	Almacenaje	485.537	0	0	0	0	485.537
403	06	03	00	Estacionamiento	980.010	0	0	0	0	980.010
403	06	04	00	Peaje	500	0	0	0	0	500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.842.200	0	0	0	0	1.842.200
403	07	00	00	Servicios de información, impresión y relaciones públicas	56.441.589	0	0	0	0	56.441.589
403	07	01	00	Publicidad y propaganda	4.624.120	0	0	0	0	4.624.120
403	07	02	00	Imprenta y reproducción	12.313.127	0	0	0	0	12.313.127
403	07	03	00	Relaciones sociales	34.404.425	0	0	0	0	34.404.425
403	07	04	00	Avisos	5.099.917	0	0	0	0	5.099.917
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	11.571.323	0	0	0	0	11.571.323
403	08	01	00	Primas y gastos de seguros	11.361.626	0	0	0	0	11.361.626
403	08	02	00	Comisiones y gastos bancarios	209.697	0	0	0	0	209.697
403	09	00	00	Viáticos y pasajes	61.840.278	0	0	0	0	61.840.278
403	09	01	00	Viáticos y pasajes dentro del país	14.694.323	0	0	0	0	14.694.323
403	09	02	00	Viáticos y pasajes fuera del país	18.177.009	0	0	0	0	18.177.009
403	09	03	00	Asignación por kilómetros recorridos	28.968.946	0	0	0	0	28.968.946
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	135.098.555	0	0	0	0	135.098.555
403	10	03	00	Servicios de procesamiento de datos	105.431.780	0	0	0	0	105.431.780
403	10	04	00	Servicios de ingeniería y arquitectónicos	7.267.117	0	0	0	0	7.267.117
403	10	09	00	Servicios de lavandería y tintorería	1.204.024	0	0	0	0	1.204.024
403	10	11	00	Servicios para la elaboración y suministro de comida	16.201.468	0	0	0	0	16.201.468
403	10	99	00	Otros servicios profesionales y técnicos	4.994.166	0	0	0	0	4.994.166
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	106.534.505	0	0	0	0	106.534.505

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **ACCIÓN CENTRALIZADA:** 700002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 700002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	4.786.333	0	0	0	0	4.786.333
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	42.118.975	0	0	0	0	42.118.975
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	20.503.775	0	0	0	0	20.503.775
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	3.530.231	0	0	0	0	3.530.231
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	180.000	0	0	0	0	180.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	28.378.958	0	0	0	0	28.378.958
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	7.036.233	0	0	0	0	7.036.233
403	12	00	00	Conservación y reparaciones menores de obras	1.107.804.784	0	0	0	0	1.107.804.784
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.107.804.784	0	0	0	0	1.107.804.784
403	15	00	00	Servicios fiscales	15.000	0	0	0	0	15.000
403	15	02	00	Tasas y otros derechos obligatorios	15.000	0	0	0	0	15.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	11.091.460	0	0	0	0	11.091.460
403	16	01	00	Servicios de diversión, esparcimiento y culturales	11.091.460	0	0	0	0	11.091.460
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	240.000	0	0	0	0	240.000
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	240.000	0	0	0	0	240.000
403	18	00	00	Impuestos indirectos	264.753.843	0	0	0	0	264.753.843
403	18	01	00	Impuesto al valor agregado	264.753.843	0	0	0	0	264.753.843
403	99	00	00	Otros servicios no personales	37.051.654	0	0	0	0	37.051.654
403	99	01	00	Otros servicios no personales	37.051.654	0	0	0	0	37.051.654
404	**00**	**00**	**00**	**Activos reales**	**336.177.827**	**0**	**0**	**0**	**0**	**336.177.827**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	60.902.967	0	0	0	0	60.902.967
404	01	01	00	Repuestos mayores	38.383.982	0	0	0	0	38.383.982
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	4.698.987	0	0	0	0	4.698.987
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	15.952.783	0	0	0	0	15.952.783
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	2.131.240	0	0	0	0	2.131.240
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	6.006.507	0	0	0	0	6.006.507

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **ACCIÓN CENTRALIZADA:** 700002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 700002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	9.594.465	0	0	0	0	9.594.465
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	22.518.985	0	0	0	0	22.518.985
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	20.364.060	0	0	0	0	20.364.060
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	2.064.925	0	0	0	0	2.064.925
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	90.000	0	0	0	0	90.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	11.962.401	0	0	0	0	11.962.401
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	2.747.553	0	0	0	0	2.747.553
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	3.256.640	0	0	0	0	3.256.640
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.723.977	0	0	0	0	3.723.977
404	03	05	00	Maquinaria y equipos industriales y de taller	1.116.797	0	0	0	0	1.116.797
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	1.117.434	0	0	0	0	1.117.434
404	04	00	00	Equipos de transporte, tracción y elevación	45.959.816	0	0	0	0	45.959.816
404	04	01	00	Vehículos automotores terrestres	26.380.733	0	0	0	0	26.380.733
404	04	05	00	Vehículos de tracción no motorizados	16.820.558	0	0	0	0	16.820.558
404	04	99	00	Otros equipos de transporte, tracción y elevación	2.758.525	0	0	0	0	2.758.525
404	05	00	00	Equipos de comunicaciones y de señalamiento	4.464.880	0	0	0	0	4.464.880
404	05	01	00	Equipos de telecomunicaciones	4.304.880	0	0	0	0	4.304.880
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	160.000	0	0	0	0	160.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	11.388.690	0	0	0	0	11.388.690
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	11.388.690	0	0	0	0	11.388.690
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	3.952.564	0	0	0	0	3.952.564
404	07	02	00	Equipos de enseñanza, deporte y recreación	846.904	0	0	0	0	846.904
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	400.264	0	0	0	0	400.264
404	07	06	00	Instrumentos musicales y equipos de audio	2.705.396	0	0	0	0	2.705.396
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	177.569.205	0	0	0	0	177.569.205
404	09	01	00	Mobiliario y equipos de oficina	41.735.843	0	0	0	0	41.735.843
404	09	02	00	Equipos de computación	78.858.729	0	0	0	0	78.858.729
404	09	03	00	Mobiliario y equipos de alojamiento	53.180.347	0	0	0	0	53.180.347

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **ACCIÓN CENTRALIZADA:** 700002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 700002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.794.286	0	0	0	0	3.794.286
404	12	00	00	Activos intangibles	17.617.304	0	0	0	0	17.617.304
404	12	04	00	Paquetes y programas de computación	17.617.304	0	0	0	0	17.617.304
404	99	00	00	Otros activos reales	2.360.000	0	0	0	0	2.360.000
404	99	01	00	Otros activos reales	2.360.000	0	0	0	0	2.360.000
408	**00**	**00**	**00**	**Otros gastos**	**5.000.000**	**0**	**0**	**0**	**0**	**5.000.000**
408	05	00	00	Obligaciones en el ejercicio vigente	5.000.000	0	0	0	0	5.000.000
408	05	02	00	Devoluciones y reintegros diversos	5.000.000	0	0	0	0	5.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**770.798.180**	**0**	**0**	**0**	**0**	**770.798.180**
411	11	00	00	Obligaciones de ejercicios anteriores	770.798.180	0	0	0	0	770.798.180
411	11	02	00	Devoluciones y reintegros diversos	253.384.136	0	0	0	0	253.384.136
411	11	04	00	Compromisos pendientes de ejercicios anteriores	510.014.044	0	0	0	0	510.014.044
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	7.400.000	0	0	0	0	7.400.000
				Totales	**3.694.447.308**	**0**	**0**	**0**	**0**	**3.694.447.308**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **ACCIÓN CENTRALIZADA:** 700002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 700002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
405	**00**	**00**	**00**	**Activos financieros**	**780.463.107**	**0**	**0**	**0**	**0**	**780.463.107**
405	01	00	00	Aportes en acciones y participaciones de capital	780.463.107	0	0	0	0	780.463.107
405	01	03	00	Aportes en acciones y participaciones de capital al sector externo	780.463.107	0	0	0	0	780.463.107
405	01	03	01	Aportes en acciones y participaciones de capital a organismos internacionales	780.463.107	0	0	0	0	780.463.107
407	**00**	**00**	**00**	**Transferencias y donaciones**	**354.721.259**	**0**	**0**	**0**	**0**	**354.721.259**
407	01	00	00	Transferencias y donaciones corrientes internas	354.721.259	0	0	0	0	354.721.259
407	01	02	00	Donaciones corrientes internas al sector privado	354.721.259	0	0	0	0	354.721.259
407	01	02	01	Donaciones corrientes a personas	354.721.259	0	0	0	0	354.721.259
				Totales	**1.135.184.366**	**0**	**0**	**0**	**0**	**1.135.184.366**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **ACCIÓN CENTRALIZADA:** 700002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 700002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
405	**00**	**00**	**00**	**Activos financieros**	**663.000.000**	**0**	**0**	**0**	**0**	**663.000.000**
405	03	00	00	Concesión de préstamos a corto plazo	663.000.000	0	0	0	0	663.000.000
405	03	02	00	Concesión de préstamos al sector público a corto plazo	663.000.000	0	0	0	0	663.000.000
405	03	02	05	Concesión de préstamos a entes descentralizados con fines empresariales no petroleros	663.000.000	0	0	0	0	663.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.683.358.661**	**0**	**0**	**0**	**0**	**6.683.358.661**
407	01	00	00	Transferencias y donaciones corrientes internas	6.655.630.661	0	0	0	0	6.655.630.661
407	01	03	00	Transferencias corrientes internas al sector público	6.655.630.661	0	0	0	0	6.655.630.661
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.502.341.661	0	0	0	0	6.502.341.661
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	153.289.000	0	0	0	0	153.289.000
407	03	00	00	Transferencias y donaciones de capital internas	27.728.000	0	0	0	0	27.728.000
407	03	03	00	Transferencias de capital internas al sector público	27.728.000	0	0	0	0	27.728.000
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	27.728.000	0	0	0	0	27.728.000
				Totales	**7.346.358.661**	**0**	**0**	**0**	**0**	**7.346.358.661**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **ACCIÓN CENTRALIZADA:** 700003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.027.683.752**	**0**	**0**	**0**	**0**	**3.027.683.752**
407	01	00	00	Transferencias y donaciones corrientes internas	3.027.683.752	0	0	0	0	3.027.683.752
407	01	01	00	Transferencias corrientes internas al sector privado	3.027.683.752	0	0	0	0	3.027.683.752
407	01	01	01	Pensiones del personal empleado, obrero y militar	361.055.615	0	0	0	0	361.055.615
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	702.402.850	0	0	0	0	702.402.850
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	71.458.924	0	0	0	0	71.458.924
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	105.658.914	0	0	0	0	105.658.914
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	88.662.298	0	0	0	0	88.662.298
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	322.035.776	0	0	0	0	322.035.776
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	139.017.231	0	0	0	0	139.017.231
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	205.550.390	0	0	0	0	205.550.390
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	455.385.372	0	0	0	0	455.385.372
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	576.456.382	0	0	0	0	576.456.382
				Totales	**3.027.683.752**	**0**	**0**	**0**	**0**	**3.027.683.752**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **ACCIÓN CENTRALIZADA:** 700003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **ACCIÓN CENTRALIZADA:** 700003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 700003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.027.683.752**	**0**	**0**	**0**	**0**	**3.027.683.752**
407	01	00	00	Transferencias y donaciones corrientes internas	3.027.683.752	0	0	0	0	3.027.683.752
407	01	01	00	Transferencias corrientes internas al sector privado	3.027.683.752	0	0	0	0	3.027.683.752
407	01	01	01	Pensiones del personal empleado, obrero y militar	361.055.615	0	0	0	0	361.055.615
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	702.402.850	0	0	0	0	702.402.850
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	71.458.924	0	0	0	0	71.458.924
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	105.658.914	0	0	0	0	105.658.914
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	88.662.298	0	0	0	0	88.662.298
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	322.035.776	0	0	0	0	322.035.776
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	139.017.231	0	0	0	0	139.017.231
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	205.550.390	0	0	0	0	205.550.390
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	455.385.372	0	0	0	0	455.385.372
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	576.456.382	0	0	0	0	576.456.382
				Totales	**3.027.683.752**	**0**	**0**	**0**	**0**	**3.027.683.752**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **ACCIÓN CENTRALIZADA:** 700004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**615.806.011**	**0**	**0**	**0**	**0**	**615.806.011**
407	06	00	00	Subsidio de Régimen Especial	615.806.011	0	0	0	0	615.806.011
407	06	01	00	Subsidio de Régimen Especial	615.806.011	0	0	0	0	615.806.011
				Totales	**615.806.011**	**0**	**0**	**0**	**0**	**615.806.011**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **ACCIÓN CENTRALIZADA:** 700004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**615.806.011**	**0**	**0**	**0**	**0**	**615.806.011**
407	06	00	00	Subsidio de Régimen Especial	615.806.011	0	0	0	0	615.806.011
407	06	01	00	Subsidio de Régimen Especial	615.806.011	0	0	0	0	615.806.011
				- E7500 Distrito del Alto Apure	615.806.011	0	0	0	0	615.806.011
				Totales	**615.806.011**	**0**	**0**	**0**	**0**	**615.806.011**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **ACCIÓN CENTRALIZADA:** 700004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 700004001 ASIGNACIÓN Y CONTROL DE LOS APORTES CONSTITUCIONALES Y LEGALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**615.806.011**	**0**	**0**	**0**	**0**	**615.806.011**
407	06	00	00	Subsidio de Régimen Especial	615.806.011	0	0	0	0	615.806.011
407	06	01	00	Subsidio de Régimen Especial	615.806.011	0	0	0	0	615.806.011
				Totales	**615.806.011**	**0**	**0**	**0**	**0**	**615.806.011**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

ACCIÓN CENTRALIZADA: 700005000 DIRECCIÓN Y COORDINACIÓN DEL SERVICIO DE LA DEUDA PÚBLICA NACIONAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**15.000.000**	**0**	**0**	**0**	**0**	**15.000.000**
403	18	00	00	Impuestos indirectos	15.000.000	0	0	0	0	15.000.000
403	18	01	00	Impuesto al valor agregado	15.000.000	0	0	0	0	15.000.000
410	**00**	**00**	**00**	**Servicio de la deuda pública**	**163.316.579.733**	**0**	**87.939.696.780**	**0**	**0**	**251.256.276.513**
410	01	00	00	Servicio de la deuda pública interna a corto plazo	4.314.109.233	0	3.011.401.064	0	0	7.325.510.297
410	01	01	00	Servicio de la deuda pública interna a corto plazo de títulos y valores	4.314.109.233	0	3.011.401.064	0	0	7.325.510.297
410	01	01	07	Descuentos en colocación de letras del tesoro a corto plazo	4.314.109.233	0	3.011.401.064	0	0	7.325.510.297
410	02	00	00	Servicio de la deuda pública interna a largo plazo	141.593.542.399	0	75.357.943.685	0	0	216.951.486.084
410	02	01	00	Servicio de la deuda pública interna a largo plazo de títulos y valores	141.593.542.399	0	75.357.943.685	0	0	216.951.486.084
410	02	01	03	Intereses de la deuda pública interna a largo plazo de títulos y valores	141.593.542.399	0	75.357.943.685	0	0	216.951.486.084
410	03	00	00	Servicio de la deuda pública externa a corto plazo	15.576.192	0	7.788.096	0	0	23.364.288
410	03	01	00	Servicio de la deuda pública externa a corto plazo de títulos y valores	15.576.192	0	7.788.096	0	0	23.364.288
410	03	01	04	Comisiones y otros gastos de la deuda pública externa a corto plazo de títulos y valores	15.576.192	0	7.788.096	0	0	23.364.288
410	04	00	00	Servicio de la deuda pública externa a largo plazo	17.393.351.909	0	9.562.563.935	0	0	26.955.915.844
410	04	01	00	Servicio de la deuda pública externa a largo plazo de títulos y valores	15.548.500.587	0	7.586.302.733	0	0	23.134.803.320
410	04	01	02	Intereses de la deuda pública externa a largo plazo de títulos y valores	14.889.867.384	0	7.108.303.659	0	0	21.998.171.043
410	04	01	04	Comisiones y otros gastos de la deuda pública externa a largo plazo de títulos y valores	658.633.203	0	477.999.074	0	0	1.136.632.277
410	04	02	00	Servicio de la deuda pública externa por préstamos a largo plazo	1.844.851.322	0	1.976.261.202	0	0	3.821.112.524
410	04	02	05	Intereses de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	896.057.538	0	967.097.336	0	0	1.863.154.874
410	04	02	06	Intereses de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	507.241.580	0	520.605.256	0	0	1.027.846.836
410	04	02	07	Intereses de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	243.925.129	0	408.300.202	0	0	652.225.331
410	04	02	08	Intereses de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo	5.440.662	0	5.440.662	0	0	10.881.324
410	04	02	13	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	52.031.916	0	15.875.225	0	0	67.907.141
410	04	02	14	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	40.236.596	0	10.739.613	0	0	50.976.209
410	04	02	15	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	50.490.573	0	17.747.244	0	0	68.237.817
410	04	02	16	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo	49.427.328	0	30.455.664	0	0	79.882.992
				Totales	**163.331.579.733**	**0**	**87.939.696.780**	**0**	**0**	**251.271.276.513**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 70 - 162

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **ACCIÓN CENTRALIZADA:** 700005000 DIRECCIÓN Y COORDINACIÓN DEL SERVICIO DE LA DEUDA PÚBLICA NACIONAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

ACCIÓN CENTRALIZADA: 700005000 DIRECCIÓN Y COORDINACIÓN DEL SERVICIO DE LA DEUDA PÚBLICA NACIONAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 700005001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA EL SERVICIO DE LA DEUDA PÚBLICA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**15.000.000**	**0**	**0**	**0**	**0**	**15.000.000**
403	18	00	00	Impuestos indirectos	15.000.000	0	0	0	0	15.000.000
403	18	01	00	Impuesto al valor agregado	15.000.000	0	0	0	0	15.000.000
410	00	00	00	**Servicio de la deuda pública**	**163.316.579.733**	**0**	**87.939.696.780**	**0**	**0**	**251.256.276.513**
410	01	00	00	Servicio de la deuda pública interna a corto plazo	4.314.109.233	0	3.011.401.064	0	0	7.325.510.297
410	01	01	00	Servicio de la deuda pública interna a corto plazo de títulos y valores	4.314.109.233	0	3.011.401.064	0	0	7.325.510.297
410	01	01	07	Descuentos en colocación de letras del tesoro a corto plazo	4.314.109.233	0	3.011.401.064	0	0	7.325.510.297
410	02	00	00	Servicio de la deuda pública interna a largo plazo	141.593.542.399	0	75.357.943.685	0	0	216.951.486.084
410	02	01	00	Servicio de la deuda pública interna a largo plazo de títulos y valores	141.593.542.399	0	75.357.943.685	0	0	216.951.486.084
410	02	01	03	Intereses de la deuda pública interna a largo plazo de títulos y valores	141.593.542.399	0	75.357.943.685	0	0	216.951.486.084
410	03	00	00	Servicio de la deuda pública externa a corto plazo	15.576.192	0	7.788.096	0	0	23.364.288
410	03	01	00	Servicio de la deuda pública externa a corto plazo de títulos y valores	15.576.192	0	7.788.096	0	0	23.364.288
410	03	01	04	Comisiones y otros gastos de la deuda pública externa a corto plazo de títulos y valores	15.576.192	0	7.788.096	0	0	23.364.288
410	04	00	00	Servicio de la deuda pública externa a largo plazo	17.393.351.909	0	9.562.563.935	0	0	26.955.915.844
410	04	01	00	Servicio de la deuda pública externa a largo plazo de títulos y valores	15.548.500.587	0	7.586.302.733	0	0	23.134.803.320
410	04	01	02	Intereses de la deuda pública externa a largo plazo de títulos y valores	14.889.867.384	0	7.108.303.659	0	0	21.998.171.043
410	04	01	04	Comisiones y otros gastos de la deuda pública externa a largo plazo de títulos y valores	658.633.203	0	477.999.074	0	0	1.136.632.277
410	04	02	00	Servicio de la deuda pública externa por préstamos a largo plazo	1.844.851.322	0	1.976.261.202	0	0	3.821.112.524
410	04	02	05	Intereses de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	896.057.538	0	967.097.336	0	0	1.863.154.874
410	04	02	06	Intereses de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	507.241.580	0	520.605.256	0	0	1.027.846.836
410	04	02	07	Intereses de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	243.925.129	0	408.300.202	0	0	652.225.331
410	04	02	08	Intereses de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo	5.440.662	0	5.440.662	0	0	10.881.324
410	04	02	13	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	52.031.916	0	15.875.225	0	0	67.907.141
410	04	02	14	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	40.236.596	0	10.739.613	0	0	50.976.209
410	04	02	15	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	50.490.573	0	17.747.244	0	0	68.237.817
410	04	02	16	Comisiones y otros gastos de la deuda pública externa por préstamos	49.427.328	0	30.455.664	0	0	79.882.992

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

ACCIÓN CENTRALIZADA: 700005000 DIRECCIÓN Y COORDINACIÓN DEL SERVICIO DE LA DEUDA PÚBLICA NACIONAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 700005001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA EL SERVICIO DE LA DEUDA PÚBLICA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				recibidos de proveedores de bienes y servicios externos a largo plazo						
				Totales	**163.331.579.733**	**0**	**87.939.696.780**	**0**	**0**	**251.271.276.513**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

ACCIÓN CENTRALIZADA: 700006000 GASTOS CENTRALIZADOS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.806.000.000**	**0**	**0**	**0**	**0**	**1.806.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.806.000.000	0	0	0	0	1.806.000.000
407	01	03	00	Transferencias corrientes internas al sector público	1.806.000.000	0	0	0	0	1.806.000.000
407	01	03	10	Transferencias corrientes al Poder Estadal	1.806.000.000	0	0	0	0	1.806.000.000
				Totales	**1.806.000.000**	**0**	**0**	**0**	**0**	**1.806.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **ACCIÓN CENTRALIZADA:** 700006000 GASTOS CENTRALIZADOS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.806.000.000**	**0**	**0**	**0**	**0**	**1.806.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.806.000.000	0	0	0	0	1.806.000.000
407	01	03	00	Transferencias corrientes internas al sector público	1.806.000.000	0	0	0	0	1.806.000.000
407	01	03	10	Transferencias corrientes al Poder Estadal	1.806.000.000	0	0	0	0	1.806.000.000
				- E5000 Distrito Capital	1.806.000.000	0	0	0	0	1.806.000.000
				Totales	**1.806.000.000**	**0**	**0**	**0**	**0**	**1.806.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS **ACCIÓN CENTRALIZADA:** 700006000 GASTOS CENTRALIZADOS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 700006001 GASTOS CENTRALIZADOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.806.000.000**	**0**	**0**	**0**	**0**	**1.806.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.806.000.000	0	0	0	0	1.806.000.000
407	01	03	00	Transferencias corrientes internas al sector público	1.806.000.000	0	0	0	0	1.806.000.000
407	01	03	10	Transferencias corrientes al Poder Estadal	1.806.000.000	0	0	0	0	1.806.000.000
				Totales	**1.806.000.000**	**0**	**0**	**0**	**0**	**1.806.000.000**

71
Ministerio del Poder Popular de Planificación

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	334.383.263	0	0	0	0	334.383.263
401	01	00	00	Sueldos, salarios y otras retribuciones	70.495.364	0	0	0	0	70.495.364
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	17.574.702	0	0	0	0	17.574.702
401	01	03	00	Suplencias a empleados	155.613	0	0	0	0	155.613
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.073.057	0	0	0	0	2.073.057
401	01	18	00	Remuneraciones al personal contratado	48.887.387	0	0	0	0	48.887.387
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	48.107.387	0	0	0	0	48.107.387
401	01	18	02	Remuneraciones por honorarios profesionales	780.000	0	0	0	0	780.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	329.209	0	0	0	0	329.209
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	302.335	0	0	0	0	302.335
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.173.061	0	0	0	0	1.173.061
401	03	00	00	Primas	11.364.329	0	0	0	0	11.364.329
401	03	08	00	Primas de profesionalización a empleados	2.201.832	0	0	0	0	2.201.832
401	03	09	00	Primas por antigüedad a empleados	2.062.414	0	0	0	0	2.062.414
401	03	21	00	Primas por antigüedad a obreros	277.763	0	0	0	0	277.763
401	03	22	00	Primas de profesionalización a obreros	31.881	0	0	0	0	31.881
401	03	40	00	Primas de profesionalización al personal contratado	3.159.718	0	0	0	0	3.159.718
401	03	41	00	Primas por antigüedad al personal contratado	2.529.972	0	0	0	0	2.529.972
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	73.915	0	0	0	0	73.915
401	03	95	00	Otras primas al personal de alto nivel y de dirección	813.061	0	0	0	0	813.061
401	03	96	00	Otras primas al personal contratado	145.501	0	0	0	0	145.501
401	03	97	00	Otras primas a empleados	50.440	0	0	0	0	50.440
401	03	98	00	Otras primas a obreros	17.832	0	0	0	0	17.832
401	04	00	00	Complementos de sueldos y salarios	35.794.257	0	0	0	0	35.794.257
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	13.270	0	0	0	0	13.270
401	04	06	00	Complemento a empleados por comisión de servicios	1.451.918	0	0	0	0	1.451.918
401	04	08	00	Bono compensatorio de alimentación a empleados	4.714.240	0	0	0	0	4.714.240
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	794.610	0	0	0	0	794.610
401	04	18	00	Bono compensatorio de alimentación a obreros	1.780.936	0	0	0	0	1.780.936
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	5.190.528	0	0	0	0	5.190.528
401	04	26	00	Bono compensatorio de alimentación al personal contratado	20.061.709	0	0	0	0	20.061.709

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	261.902	0	0	0	0	261.902
401	04	96	00	Otros complementos a empleados	729.737	0	0	0	0	729.737
401	04	97	00	Otros complementos a obreros	242.502	0	0	0	0	242.502
401	04	98	00	Otros complementos al personal contratado	552.905	0	0	0	0	552.905
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	41.219.458	0	0	0	0	41.219.458
401	05	01	00	Aguinaldos a empleados	7.985.586	0	0	0	0	7.985.586
401	05	03	00	Bono vacacional a empleados	2.395.676	0	0	0	0	2.395.676
401	05	04	00	Aguinaldos a obreros	1.344.156	0	0	0	0	1.344.156
401	05	06	00	Bono vacacional a obreros	258.078	0	0	0	0	258.078
401	05	07	00	Aguinaldos al personal contratado	22.235.966	0	0	0	0	22.235.966
401	05	08	00	Bono vacacional al personal contratado	6.151.737	0	0	0	0	6.151.737
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	135.491	0	0	0	0	135.491
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	40.647	0	0	0	0	40.647
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	517.016	0	0	0	0	517.016
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	155.105	0	0	0	0	155.105
401	06	00	00	Aportes patronales y legales	13.248.047	0	0	0	0	13.248.047
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.940.498	0	0	0	0	1.940.498
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	646.833	0	0	0	0	646.833
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	466.457	0	0	0	0	466.457
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	479.135	0	0	0	0	479.135
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	209.043	0	0	0	0	209.043
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	69.681	0	0	0	0	69.681
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	46.454	0	0	0	0	46.454
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	54.035	0	0	0	0	54.035
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.982.907	0	0	0	0	4.982.907
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.334.158	0	0	0	0	1.334.158
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.107.313	0	0	0	0	1.107.313
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	32.925	0	0	0	0	32.925
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	10.975	0	0	0	0	10.975

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	8.129	0	0	0	0	8.129
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	125.635	0	0	0	0	125.635
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	41.879	0	0	0	0	41.879
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	31.021	0	0	0	0	31.021
401	06	95	00	Otros aportes legales por personal contratado	1.660.969	0	0	0	0	1.660.969
401	07	00	00	Asistencia socio-económica	139.124.733	0	0	0	0	139.124.733
401	07	01	00	Capacitación y adiestramiento a empleados	131.909	0	0	0	0	131.909
401	07	02	00	Becas a empleados	779.770	0	0	0	0	779.770
401	07	03	00	Ayudas por matrimonio a empleados	9.916	0	0	0	0	9.916
401	07	04	00	Ayudas por nacimiento de hijos a empleados	48.500	0	0	0	0	48.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	8.197.551	0	0	0	0	8.197.551
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	20.319.827	0	0	0	0	20.319.827
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	325.923	0	0	0	0	325.923
401	07	10	00	Dotación de uniformes a empleados	1.959.417	0	0	0	0	1.959.417
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	587.273	0	0	0	0	587.273
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	327.378	0	0	0	0	327.378
401	07	17	00	Capacitación y adiestramiento a obreros	40.308	0	0	0	0	40.308
401	07	18	00	Becas a obreros	250.990	0	0	0	0	250.990
401	07	19	00	Ayudas por matrimonio de obreros	20.855	0	0	0	0	20.855
401	07	20	00	Ayudas por nacimiento de hijos de obreros	35.405	0	0	0	0	35.405
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.118.821	0	0	0	0	1.118.821
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	4.372.621	0	0	0	0	4.372.621
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	85.555	0	0	0	0	85.555
401	07	26	00	Dotación de uniformes a obreros	834.207	0	0	0	0	834.207
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	449.223	0	0	0	0	449.223
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	48.015	0	0	0	0	48.015
401	07	74	00	Capacitación y adiestramiento al personal contratado	132.831	0	0	0	0	132.831
401	07	75	00	Becas al personal contratado	1.756.927	0	0	0	0	1.756.927
401	07	76	00	Ayudas por matrimonio al personal contratado	9.700	0	0	0	0	9.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	16.975	0	0	0	0	16.975
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	20.541.354	0	0	0	0	20.541.354
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	41.925.718	0	0	0	0	41.925.718
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	452.218	0	0	0	0	452.218
401	07	83	00	Dotación de uniformes al personal contratado	19.400	0	0	0	0	19.400
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	725.669	0	0	0	0	725.669
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	654.756	0	0	0	0	654.756
401	07	96	00	Otras subvenciones a empleados	8.870.895	0	0	0	0	8.870.895
401	07	97	00	Otras subvenciones a obreros	1.431.457	0	0	0	0	1.431.457
401	07	99	00	Otras subvenciones al personal contratado	22.643.369	0	0	0	0	22.643.369
401	08	00	00	Prestaciones sociales e indemnizaciones	22.821.235	0	0	0	0	22.821.235
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.656.457	0	0	0	0	5.656.457
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	952.110	0	0	0	0	952.110
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	15.750.476	0	0	0	0	15.750.476
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	95.973	0	0	0	0	95.973
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	366.219	0	0	0	0	366.219
401	96	00	00	Otros gastos del personal empleado	242.502	0	0	0	0	242.502
401	96	01	00	Otros gastos del personal empleado	242.502	0	0	0	0	242.502
401	97	00	00	Otros gastos del personal obrero	73.338	0	0	0	0	73.338
401	97	01	00	Otros gastos del personal obrero	73.338	0	0	0	0	73.338
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**103.656.186**	**0**	**0**	**0**	**0**	**103.656.186**
402	01	00	00	Productos alimenticios y agropecuarios	31.004.511	0	0	0	0	31.004.511
402	01	01	00	Alimentos y bebidas para personas	31.004.511	0	0	0	0	31.004.511
402	03	00	00	Textiles y vestuarios	817.688	0	0	0	0	817.688
402	03	01	00	Textiles	163.688	0	0	0	0	163.688
402	03	02	00	Prendas de vestir	654.000	0	0	0	0	654.000
402	04	00	00	Productos de cuero y caucho	1.123.940	0	0	0	0	1.123.940
402	04	03	00	Cauchos y tripas para vehículos	1.077.880	0	0	0	0	1.077.880
402	04	99	00	Otros productos de cuero y caucho	46.060	0	0	0	0	46.060
402	05	00	00	Productos de papel, cartón e impresos	15.301.907	0	0	0	0	15.301.907

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	2.280.753	0	0	0	0	2.280.753
402	05	02	00	Envases y cajas de papel y cartón	35.300	0	0	0	0	35.300
402	05	03	00	Productos de papel y cartón para oficina	12.532.201	0	0	0	0	12.532.201
402	05	04	00	Libros, revistas y periódicos	241.508	0	0	0	0	241.508
402	05	99	00	Otros productos de pulpa, papel y cartón	212.145	0	0	0	0	212.145
402	06	00	00	Productos químicos y derivados	5.523.974	0	0	0	0	5.523.974
402	06	01	00	Sustancias químicas y de uso industrial	152.000	0	0	0	0	152.000
402	06	03	00	Tintas, pinturas y colorantes	329.241	0	0	0	0	329.241
402	06	06	00	Combustibles y lubricantes	500.398	0	0	0	0	500.398
402	06	08	00	Productos plásticos	4.542.335	0	0	0	0	4.542.335
402	07	00	00	Productos minerales no metálicos	357.150	0	0	0	0	357.150
402	07	99	00	Otros productos minerales no metálicos	357.150	0	0	0	0	357.150
402	08	00	00	Productos metálicos	18.233.433	0	0	0	0	18.233.433
402	08	01	00	Productos primarios de hierro y acero	248.320	0	0	0	0	248.320
402	08	02	00	Productos de metales no ferrosos	116.360	0	0	0	0	116.360
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.772.907	0	0	0	0	4.772.907
402	08	09	00	Repuestos y accesorios para equipos de transporte	13.095.846	0	0	0	0	13.095.846
402	10	00	00	Productos varios y útiles diversos	31.266.574	0	0	0	0	31.266.574
402	10	02	00	Materiales y útiles de limpieza y aseo	9.547.343	0	0	0	0	9.547.343
402	10	03	00	Utensilios de cocina y comedor	368.000	0	0	0	0	368.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.573.354	0	0	0	0	3.573.354
402	10	06	00	Condecoraciones, ofrendas y similares	21.000	0	0	0	0	21.000
402	10	07	00	Productos de seguridad en el trabajo	1.468.183	0	0	0	0	1.468.183
402	10	08	00	Materiales para equipos de computación	6.772.516	0	0	0	0	6.772.516
402	10	11	00	Materiales eléctricos	5.456.457	0	0	0	0	5.456.457
402	10	12	00	Materiales para instalaciones sanitarias	2.328.019	0	0	0	0	2.328.019
402	10	99	00	Otros productos y útiles diversos	1.731.702	0	0	0	0	1.731.702
402	99	00	00	Otros materiales y suministros	27.009	0	0	0	0	27.009
402	99	01	00	Otros materiales y suministros	27.009	0	0	0	0	27.009
403	**00**	**00**	**00**	**Servicios no personales**	**214.492.776**	**0**	**0**	**0**	**0**	**214.492.776**
403	01	00	00	Alquileres de inmuebles	42.132.000	0	0	0	0	42.132.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	01	01	00	Alquileres de edificios y locales	42.132.000	0	0	0	0	42.132.000
403	02	00	00	Alquileres de maquinaria y equipos	5.350.000	0	0	0	0	5.350.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.760.000	0	0	0	0	2.760.000
403	02	99	00	Alquileres de otras maquinaria y equipos	2.590.000	0	0	0	0	2.590.000
403	04	00	00	Servicios básicos	31.544.568	0	0	0	0	31.544.568
403	04	01	00	Electricidad	420.000	0	0	0	0	420.000
403	04	04	00	Teléfonos	5.191.200	0	0	0	0	5.191.200
403	04	04	01	Servicios de telefonía prestados por organismos públicos	3.427.200	0	0	0	0	3.427.200
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.764.000	0	0	0	0	1.764.000
403	04	05	00	Servicio de comunicaciones	3.124.968	0	0	0	0	3.124.968
403	04	06	00	Servicio de aseo urbano y domiciliario	8.400	0	0	0	0	8.400
403	04	07	00	Servicio de condominio	22.800.000	0	0	0	0	22.800.000
403	06	00	00	Servicios de transporte y almacenaje	1.850.699	0	0	0	0	1.850.699
403	06	01	00	Fletes y embalajes	12.000	0	0	0	0	12.000
403	06	03	00	Estacionamiento	1.838.699	0	0	0	0	1.838.699
403	07	00	00	Servicios de información, impresión y relaciones públicas	7.934.894	0	0	0	0	7.934.894
403	07	01	00	Publicidad y propaganda	580.000	0	0	0	0	580.000
403	07	02	00	Imprenta y reproducción	4.383.100	0	0	0	0	4.383.100
403	07	03	00	Relaciones sociales	2.326.166	0	0	0	0	2.326.166
403	07	04	00	Avisos	645.628	0	0	0	0	645.628
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	21.800.817	0	0	0	0	21.800.817
403	08	01	00	Primas y gastos de seguros	5.100.000	0	0	0	0	5.100.000
403	08	02	00	Comisiones y gastos bancarios	120.000	0	0	0	0	120.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	16.580.817	0	0	0	0	16.580.817
403	09	00	00	Viáticos y pasajes	31.356.302	0	0	0	0	31.356.302
403	09	01	00	Viáticos y pasajes dentro del país	26.471.745	0	0	0	0	26.471.745
403	09	02	00	Viáticos y pasajes fuera del país	4.884.557	0	0	0	0	4.884.557
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	17.338.422	0	0	0	0	17.338.422
403	10	01	00	Servicios jurídicos	22.000	0	0	0	0	22.000
403	10	03	00	Servicios de procesamiento de datos	7.040.000	0	0	0	0	7.040.000
403	10	07	00	Servicios de capacitación y adiestramiento	5.258.705	0	0	0	0	5.258.705

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	5.017.717	0	0	0	0	5.017.717
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.103.300	0	0	0	0	5.103.300
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.471.300	0	0	0	0	4.471.300
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	128.000	0	0	0	0	128.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	504.000	0	0	0	0	504.000
403	12	00	00	Conservación y reparaciones menores de obras	499.200	0	0	0	0	499.200
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	499.200	0	0	0	0	499.200
403	15	00	00	Servicios fiscales	1.359.102	0	0	0	0	1.359.102
403	15	02	00	Tasas y otros derechos obligatorios	490.900	0	0	0	0	490.900
403	15	03	00	Asignación a agentes de especies fiscales	868.202	0	0	0	0	868.202
403	16	00	00	Servicios de diversión, esparcimiento y culturales	9.600.000	0	0	0	0	9.600.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	9.600.000	0	0	0	0	9.600.000
403	18	00	00	Impuestos indirectos	36.341.072	0	0	0	0	36.341.072
403	18	01	00	Impuesto al valor agregado	36.216.072	0	0	0	0	36.216.072
403	18	99	00	Otros impuestos indirectos	125.000	0	0	0	0	125.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.382.400	0	0	0	0	1.382.400
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.382.400	0	0	0	0	1.382.400
403	99	00	00	Otros servicios no personales	900.000	0	0	0	0	900.000
403	99	01	00	Otros servicios no personales	900.000	0	0	0	0	900.000
404	**00**	**00**	**00**	**Activos reales**	**8.238.193**	**0**	**0**	**0**	**0**	**8.238.193**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	101.076	0	0	0	0	101.076
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	20.000	0	0	0	0	20.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	81.076	0	0	0	0	81.076
404	04	00	00	Equipos de transporte, tracción y elevación	2.808.000	0	0	0	0	2.808.000
404	04	01	00	Vehículos automotores terrestres	2.800.000	0	0	0	0	2.800.000
404	04	05	00	Vehículos de tracción no motorizados	8.000	0	0	0	0	8.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	300.000
404	05	01	00	Equipos de telecomunicaciones	300.000	0	0	0	0	300.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	65.000	0	0	0	0	65.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	65.000	0	0	0	0	65.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.064.117	0	0	0	0	4.064.117

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	1.478.985	0	0	0	0	1.478.985
404	09	02	00	Equipos de computación	600.000	0	0	0	0	600.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.234.282	0	0	0	0	1.234.282
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	750.850	0	0	0	0	750.850
404	99	00	00	Otros activos reales	900.000	0	0	0	0	900.000
404	99	01	00	Otros activos reales	900.000	0	0	0	0	900.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.831.516.730**	**1.405.406.428**	**0**	**0**	**0**	**4.236.923.158**
407	01	00	00	Transferencias y donaciones corrientes internas	2.831.516.730	1.405.406.428	0	0	0	4.236.923.158
407	01	01	00	Transferencias corrientes internas al sector privado	145.755.788	0	0	0	0	145.755.788
407	01	01	01	Pensiones del personal empleado, obrero y militar	8.047.966	0	0	0	0	8.047.966
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	43.062.400	0	0	0	0	43.062.400
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.011.992	0	0	0	0	2.011.992
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	2.642.415	0	0	0	0	2.642.415
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	8.883.054	0	0	0	0	8.883.054
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	876.570	0	0	0	0	876.570
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	10.751.042	0	0	0	0	10.751.042
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	14.119.702	0	0	0	0	14.119.702
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	49.983.753	0	0	0	0	49.983.753
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	5.376.894	0	0	0	0	5.376.894
407	01	02	00	Donaciones corrientes internas al sector privado	1.572.700	0	0	0	0	1.572.700
407	01	02	01	Donaciones corrientes a personas	1.572.700	0	0	0	0	1.572.700
407	01	03	00	Transferencias corrientes internas al sector público	2.684.188.242	1.405.406.428	0	0	0	4.089.594.670
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.474.091.948	243.251.278	0	0	0	2.717.343.226
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	210.096.294	1.162.155.150	0	0	0	1.372.251.444
411	**00**	**00**	**00**	**Disminución de pasivos**	**23.490.280**	**0**	**0**	**0**	**0**	**23.490.280**
411	01	00	00	Disminución de gastos de personal por pagar	20.000.000	0	0	0	0	20.000.000
411	01	01	00	Disminución de sueldos, salarios y otras remuneraciones por pagar	20.000.000	0	0	0	0	20.000.000
411	11	00	00	Obligaciones de ejercicios anteriores	3.490.280	0	0	0	0	3.490.280
411	11	04	00	Compromisos pendientes de ejercicios anteriores	3.490.280	0	0	0	0	3.490.280
				Totales	**3.515.777.428**	**1.405.406.428**	**0**	**0**	**0**	**4.921.183.856**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130358 710058000 PLANES DE DESARROLLO INTEGRAL DE LAS SUBREGIONES, ZONAS DEL CONOCIMIENTO PRODUCTIVO, ZONAS ECONÓMICAS ESPECIALES, DISTRITOS MOTORES Y ZONAS DE DESARROLLO ESTRATÉGICO

OBJETIVO DEL PROYECTO: DISPONER DE LOS PLANES ESPECÍFICOS PARA EL DESARROLLO INTEGRAL DE LAS DISTINTAS UNIDADES DE PLANIFICACIÓN TERRITORIAL

UNIDAD DE MEDIDA: PLAN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL REGIONAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**756.187**	**0**	**0**	**0**	**0**	**756.187**
402	01	00	00	Productos alimenticios y agropecuarios	98.400	0	0	0	0	98.400
402	01	01	00	Alimentos y bebidas para personas	98.400	0	0	0	0	98.400
402	05	00	00	Productos de papel, cartón e impresos	625.652	0	0	0	0	625.652
402	05	03	00	Productos de papel y cartón para oficina	625.652	0	0	0	0	625.652
402	10	00	00	Productos varios y útiles diversos	32.135	0	0	0	0	32.135
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	32.135	0	0	0	0	32.135
403	**00**	**00**	**00**	**Servicios no personales**	**7.720.354**	**0**	**0**	**0**	**0**	**7.720.354**
403	09	00	00	Viáticos y pasajes	4.927.500	0	0	0	0	4.927.500
403	09	01	00	Viáticos y pasajes dentro del país	4.927.500	0	0	0	0	4.927.500
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	303.600	0	0	0	0	303.600
403	10	99	00	Otros servicios profesionales y técnicos	303.600	0	0	0	0	303.600
403	15	00	00	Servicios fiscales	77.280	0	0	0	0	77.280
403	15	02	00	Tasas y otros derechos obligatorios	77.280	0	0	0	0	77.280
403	18	00	00	Impuestos indirectos	2.411.974	0	0	0	0	2.411.974
403	18	01	00	Impuesto al valor agregado	2.411.974	0	0	0	0	2.411.974
404	**00**	**00**	**00**	**Activos reales**	**684.650**	**0**	**0**	**0**	**0**	**684.650**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	20.000	0	0	0	0	20.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	20.000	0	0	0	0	20.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	664.650	0	0	0	0	664.650
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	664.650	0	0	0	0	664.650
				Totales	**9.161.191**	**0**	**0**	**0**	**0**	**9.161.191**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 71 - 10

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130358 710058000 PLANES DE DESARROLLO INTEGRAL DE LAS SUBREGIONES, ZONAS DEL CONOCIMIENTO PRODUCTIVO, ZONAS ECONÓMICAS ESPECIALES, DISTRITOS MOTORES Y ZONAS DE DESARROLLO ESTRATÉGICO

OBJETIVO DEL PROYECTO: DISPONER DE LOS PLANES ESPECÍFICOS PARA EL DESARROLLO INTEGRAL DE LAS DISTINTAS UNIDADES DE PLANIFICACIÓN TERRITORIAL

UNIDAD DE MEDIDA: PLAN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL REGIONAL **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130358 710058000 PLANES DE DESARROLLO INTEGRAL DE LAS SUBREGIONES, ZONAS DEL CONOCIMIENTO PRODUCTIVO, ZONAS ECONÓMICAS ESPECIALES, DISTRITOS MOTORES Y ZONAS DE DESARROLLO ESTRATÉGICO

OBJETIVO DEL PROYECTO: DISPONER DE LOS PLANES ESPECÍFICOS PARA EL DESARROLLO INTEGRAL DE LAS DISTINTAS UNIDADES DE PLANIFICACIÓN TERRITORIAL

UNIDAD DE MEDIDA: PLAN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL REGIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710058001 DEFINICIÓN DE REGIONES FUNCIONALES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL REGIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**657.787**	**0**	**0**	**0**	**0**	**657.787**
402	05	00	00	Productos de papel, cartón e impresos	625.652	0	0	0	0	625.652
402	05	03	00	Productos de papel y cartón para oficina	625.652	0	0	0	0	625.652
402	10	00	00	Productos varios y útiles diversos	32.135	0	0	0	0	32.135
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	32.135	0	0	0	0	32.135
403	**00**	**00**	**00**	**Servicios no personales**	**81.335**	**0**	**0**	**0**	**0**	**81.335**
403	18	00	00	Impuestos indirectos	81.335	0	0	0	0	81.335
403	18	01	00	Impuesto al valor agregado	81.335	0	0	0	0	81.335
404	**00**	**00**	**00**	**Activos reales**	**20.000**	**0**	**0**	**0**	**0**	**20.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	20.000	0	0	0	0	20.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	20.000	0	0	0	0	20.000
				Totales	**759.122**	**0**	**0**	**0**	**0**	**759.122**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130358 710058000 PLANES DE DESARROLLO INTEGRAL DE LAS SUBREGIONES, ZONAS DEL CONOCIMIENTO PRODUCTIVO, ZONAS ECONÓMICAS ESPECIALES, DISTRITOS MOTORES Y ZONAS DE DESARROLLO ESTRATÉGICO

OBJETIVO DEL PROYECTO: DISPONER DE LOS PLANES ESPECÍFICOS PARA EL DESARROLLO INTEGRAL DE LAS DISTINTAS UNIDADES DE PLANIFICACIÓN TERRITORIAL

UNIDAD DE MEDIDA: PLAN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL REGIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710058002 CARACTERIZACIÓN, SISTEMATIZACIÓN Y ANÁLISIS DE LA INFORMACIÓN DE LAS SUBREGIONES, ZONAS DEL CONOCIMIENTO PRODUCTIVO, ZONAS ECONÓMICAS ESPECIALES, DISTRITOS MOTORES Y ZONAS DE DESARROLLO ESTRATÉGICO

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL REGIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	3.747.797	0	0	0	0	3.747.797
403	09	00	00	Viáticos y pasajes	1.714.500	0	0	0	0	1.714.500
403	09	01	00	Viáticos y pasajes dentro del país	1.714.500	0	0	0	0	1.714.500
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	118.800	0	0	0	0	118.800
403	10	99	00	Otros servicios profesionales y técnicos	118.800	0	0	0	0	118.800
403	15	00	00	Servicios fiscales	30.240	0	0	0	0	30.240
403	15	02	00	Tasas y otros derechos obligatorios	30.240	0	0	0	0	30.240
403	18	00	00	Impuestos indirectos	1.884.257	0	0	0	0	1.884.257
403	18	01	00	Impuesto al valor agregado	1.884.257	0	0	0	0	1.884.257
				Totales	3.747.797	0	0	0	0	3.747.797

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130358 710058000 PLANES DE DESARROLLO INTEGRAL DE LAS SUBREGIONES, ZONAS DEL CONOCIMIENTO PRODUCTIVO, ZONAS ECONÓMICAS ESPECIALES, DISTRITOS MOTORES Y ZONAS DE DESARROLLO ESTRATÉGICO

OBJETIVO DEL PROYECTO: DISPONER DE LOS PLANES ESPECÍFICOS PARA EL DESARROLLO INTEGRAL DE LAS DISTINTAS UNIDADES DE PLANIFICACIÓN TERRITORIAL

UNIDAD DE MEDIDA: PLAN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL REGIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710058003 DETERMINACIÓN DE PRIORIDADES DE DESARROLLO E IMAGEN OBJETIVO

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL REGIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**79.758**	**0**	**0**	**0**	**0**	**79.758**
403	18	00	00	Impuestos indirectos	79.758	0	0	0	0	79.758
403	18	01	00	Impuesto al valor agregado	79.758	0	0	0	0	79.758
404	**00**	**00**	**00**	**Activos reales**	**664.650**	**0**	**0**	**0**	**0**	**664.650**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	664.650	0	0	0	0	664.650
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	664.650	0	0	0	0	664.650
				Totales	**744.408**	**0**	**0**	**0**	**0**	**744.408**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130358 710058000 PLANES DE DESARROLLO INTEGRAL DE LAS SUBREGIONES, ZONAS DEL CONOCIMIENTO PRODUCTIVO, ZONAS ECONÓMICAS ESPECIALES, DISTRITOS MOTORES Y ZONAS DE DESARROLLO ESTRATÉGICO

OBJETIVO DEL PROYECTO: DISPONER DE LOS PLANES ESPECÍFICOS PARA EL DESARROLLO INTEGRAL DE LAS DISTINTAS UNIDADES DE PLANIFICACIÓN TERRITORIAL

UNIDAD DE MEDIDA: PLAN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL REGIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710058004 FORMULACIÓN DE LOS PLANES REGIONALES DE DESARROLLO INTEGRAL DE LAS SUBREGIONES, ZONAS DEL CONOCIMIENTO PRODUCTIVO, ZONAS ECONÓMICAS ESPECIALES, DISTRITOS MOTORES Y ZONAS DE DESARROLLO ESTRATÉGICO

UNIDAD DE MEDIDA: PLAN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL REGIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.799.656**	**0**	**0**	**0**	**0**	**3.799.656**
403	09	00	00	Viáticos y pasajes	3.213.000	0	0	0	0	3.213.000
403	09	01	00	Viáticos y pasajes dentro del país	3.213.000	0	0	0	0	3.213.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	184.800	0	0	0	0	184.800
403	10	99	00	Otros servicios profesionales y técnicos	184.800	0	0	0	0	184.800
403	15	00	00	Servicios fiscales	47.040	0	0	0	0	47.040
403	15	02	00	Tasas y otros derechos obligatorios	47.040	0	0	0	0	47.040
403	18	00	00	Impuestos indirectos	354.816	0	0	0	0	354.816
403	18	01	00	Impuesto al valor agregado	354.816	0	0	0	0	354.816
				Totales	**3.799.656**	**0**	**0**	**0**	**0**	**3.799.656**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130358 710058000 PLANES DE DESARROLLO INTEGRAL DE LAS SUBREGIONES, ZONAS DEL CONOCIMIENTO PRODUCTIVO, ZONAS ECONÓMICAS ESPECIALES, DISTRITOS MOTORES Y ZONAS DE DESARROLLO ESTRATÉGICO

OBJETIVO DEL PROYECTO: DISPONER DE LOS PLANES ESPECÍFICOS PARA EL DESARROLLO INTEGRAL DE LAS DISTINTAS UNIDADES DE PLANIFICACIÓN TERRITORIAL

UNIDAD DE MEDIDA: PLAN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL REGIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710058005 ELABORACIÓN DE LOS INSTRUMENTOS NORMATIVOS PARA LA CONSTITUCIÓN DE SUB-REGIONES, ZONAS DE CONOCIMIENTO PRODUCTIVO, ZONAS ECONÓMICAS ESPECIALES, DISTRITOS MOTORES Y ZONAS DE DESARROLLO ESTRATÉGICO U OTRAS FIGURAS DE PLANIFICACIÓN EN LA ESCALA TERRITORIAL

UNIDAD DE MEDIDA: DECRETO **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL REGIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**98.400**	**0**	**0**	**0**	**0**	**98.400**
402	01	00	00	Productos alimenticios y agropecuarios	98.400	0	0	0	0	98.400
402	01	01	00	Alimentos y bebidas para personas	98.400	0	0	0	0	98.400
403	**00**	**00**	**00**	**Servicios no personales**	**11.808**	**0**	**0**	**0**	**0**	**11.808**
403	18	00	00	Impuestos indirectos	11.808	0	0	0	0	11.808
403	18	01	00	Impuesto al valor agregado	11.808	0	0	0	0	11.808
				Totales	**110.208**	**0**	**0**	**0**	**0**	**110.208**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130359 710059000 MODELACIÓN DE CIUDAD SOCIALISTA (PLANIFICACIÓN ACCIÓN EN ESCALA LOCAL)

OBJETIVO DEL PROYECTO: ESTABLECER LINEAMIENTOS GENERALES CONCEPTUALES Y METODOLÓGICOS DE PLANIFICACIÓN DE LA CIUDAD SOCIALISTA Y PROMOVER SU APLICACIÓN

UNIDAD DE MEDIDA: PLAN **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL LOCAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**408.156**	**0**	**0**	**0**	**0**	**408.156**
402	01	00	00	Productos alimenticios y agropecuarios	196.500	0	0	0	0	196.500
402	01	01	00	Alimentos y bebidas para personas	196.500	0	0	0	0	196.500
402	05	00	00	Productos de papel, cartón e impresos	79.806	0	0	0	0	79.806
402	05	03	00	Productos de papel y cartón para oficina	79.806	0	0	0	0	79.806
402	06	00	00	Productos químicos y derivados	37.200	0	0	0	0	37.200
402	06	08	00	Productos plásticos	37.200	0	0	0	0	37.200
402	10	00	00	Productos varios y útiles diversos	94.650	0	0	0	0	94.650
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	26.150	0	0	0	0	26.150
402	10	08	00	Materiales para equipos de computación	68.500	0	0	0	0	68.500
403	**00**	**00**	**00**	**Servicios no personales**	**4.072.963**	**0**	**0**	**0**	**0**	**4.072.963**
403	09	00	00	Viáticos y pasajes	3.465.000	0	0	0	0	3.465.000
403	09	01	00	Viáticos y pasajes dentro del país	3.465.000	0	0	0	0	3.465.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	132.000	0	0	0	0	132.000
403	10	99	00	Otros servicios profesionales y técnicos	132.000	0	0	0	0	132.000
403	15	00	00	Servicios fiscales	33.600	0	0	0	0	33.600
403	15	02	00	Tasas y otros derechos obligatorios	33.600	0	0	0	0	33.600
403	18	00	00	Impuestos indirectos	442.363	0	0	0	0	442.363
403	18	01	00	Impuesto al valor agregado	442.363	0	0	0	0	442.363
404	**00**	**00**	**00**	**Activos reales**	**86.200**	**0**	**0**	**0**	**0**	**86.200**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	86.200	0	0	0	0	86.200
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	86.200	0	0	0	0	86.200
				Totales	**4.567.319**	**0**	**0**	**0**	**0**	**4.567.319**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130359 710059000 MODELACIÓN DE CIUDAD SOCIALISTA (PLANIFICACIÓN ACCIÓN EN ESCALA LOCAL)

OBJETIVO DEL PROYECTO: ESTABLECER LINEAMIENTOS GENERALES CONCEPTUALES Y METODOLÓGICOS DE PLANIFICACIÓN DE LA CIUDAD SOCIALISTA Y PROMOVER SU APLICACIÓN

UNIDAD DE MEDIDA: PLAN **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL LOCAL **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130359 710059000 MODELACIÓN DE CIUDAD SOCIALISTA (PLANIFICACIÓN ACCIÓN EN ESCALA LOCAL)

OBJETIVO DEL PROYECTO: ESTABLECER LINEAMIENTOS GENERALES CONCEPTUALES Y METODOLÓGICOS DE PLANIFICACIÓN DE LA CIUDAD SOCIALISTA Y PROMOVER SU APLICACIÓN

UNIDAD DE MEDIDA: PLAN **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL LOCAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710059001 CARACTERIZACIÓN GEOGRÁFICA DE LAS CIUDADES, CIUDADES REGIÓN Y ÁREAS METROPOLITANAS PRIORIZADAS

UNIDAD DE MEDIDA: INFORME **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL LOCAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**4.013.640**	**0**	**0**	**0**	**0**	**4.013.640**
403	09	00	00	Viáticos y pasajes	3.465.000	0	0	0	0	3.465.000
403	09	01	00	Viáticos y pasajes dentro del país	3.465.000	0	0	0	0	3.465.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	132.000	0	0	0	0	132.000
403	10	99	00	Otros servicios profesionales y técnicos	132.000	0	0	0	0	132.000
403	15	00	00	Servicios fiscales	33.600	0	0	0	0	33.600
403	15	02	00	Tasas y otros derechos obligatorios	33.600	0	0	0	0	33.600
403	18	00	00	Impuestos indirectos	383.040	0	0	0	0	383.040
403	18	01	00	Impuesto al valor agregado	383.040	0	0	0	0	383.040
				Totales	**4.013.640**	**0**	**0**	**0**	**0**	**4.013.640**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130359 710059000 MODELACIÓN DE CIUDAD SOCIALISTA (PLANIFICACIÓN ACCIÓN EN ESCALA LOCAL)

OBJETIVO DEL PROYECTO: ESTABLECER LINEAMIENTOS GENERALES CONCEPTUALES Y METODOLÓGICOS DE PLANIFICACIÓN DE LA CIUDAD SOCIALISTA Y PROMOVER SU APLICACIÓN

UNIDAD DE MEDIDA: PLAN **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL LOCAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710059002 ELABORACIÓN DEL ANÁLISIS TERRITORIAL DE LAS CIUDADES, CIUDADES REGIÓN Y ÁREAS METROPOLITANAS PRIORIZADAS

UNIDAD DE MEDIDA: INFORME **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL LOCAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**178.156**	**0**	**0**	**0**	**0**	**178.156**
402	05	00	00	Productos de papel, cartón e impresos	79.806	0	0	0	0	79.806
402	05	03	00	Productos de papel y cartón para oficina	79.806	0	0	0	0	79.806
402	06	00	00	Productos químicos y derivados	37.200	0	0	0	0	37.200
402	06	08	00	Productos plásticos	37.200	0	0	0	0	37.200
402	10	00	00	Productos varios y útiles diversos	61.150	0	0	0	0	61.150
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	26.150	0	0	0	0	26.150
402	10	08	00	Materiales para equipos de computación	35.000	0	0	0	0	35.000
403	**00**	**00**	**00**	**Servicios no personales**	**21.379**	**0**	**0**	**0**	**0**	**21.379**
403	18	00	00	Impuestos indirectos	21.379	0	0	0	0	21.379
403	18	01	00	Impuesto al valor agregado	21.379	0	0	0	0	21.379
				Totales	**199.535**	**0**	**0**	**0**	**0**	**199.535**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130359 710059000 MODELACIÓN DE CIUDAD SOCIALISTA (PLANIFICACIÓN ACCIÓN EN ESCALA LOCAL)

OBJETIVO DEL PROYECTO: ESTABLECER LINEAMIENTOS GENERALES CONCEPTUALES Y METODOLÓGICOS DE PLANIFICACIÓN DE LA CIUDAD SOCIALISTA Y PROMOVER SU APLICACIÓN

UNIDAD DE MEDIDA: PLAN **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL LOCAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710059003 ELABORACIÓN DE LINEAMIENTOS METODOLÓGICOS DE PLANIFICACIÓN URBANA PARTICIPATIVA EN LAS CIUDADES, CIUDADES REGIÓN Y ÁREAS METROPOLITANAS PRIORIZADAS

UNIDAD DE MEDIDA: INFORME **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL LOCAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**196.500**	**0**	**0**	**0**	**0**	**196.500**
402	01	00	00	Productos alimenticios y agropecuarios	196.500	0	0	0	0	196.500
402	01	01	00	Alimentos y bebidas para personas	196.500	0	0	0	0	196.500
403	**00**	**00**	**00**	**Servicios no personales**	**23.580**	**0**	**0**	**0**	**0**	**23.580**
403	18	00	00	Impuestos indirectos	23.580	0	0	0	0	23.580
403	18	01	00	Impuesto al valor agregado	23.580	0	0	0	0	23.580
				Totales	**220.080**	**0**	**0**	**0**	**0**	**220.080**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130359 710059000 MODELACIÓN DE CIUDAD SOCIALISTA (PLANIFICACIÓN ACCIÓN EN ESCALA LOCAL)

OBJETIVO DEL PROYECTO: ESTABLECER LINEAMIENTOS GENERALES CONCEPTUALES Y METODOLÓGICOS DE PLANIFICACIÓN DE LA CIUDAD SOCIALISTA Y PROMOVER SU APLICACIÓN

UNIDAD DE MEDIDA: PLAN **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL LOCAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710059004 PRIORIZACIÓN DE ACCIONES ESTRATÉGICAS EN CADA CIUDAD, CIUDAD REGIÓN O ÁREA METROPOLITANA

UNIDAD DE MEDIDA: INFORME **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL LOCAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**33.500**	**0**	**0**	**0**	**0**	**33.500**
402	10	00	00	Productos varios y útiles diversos	33.500	0	0	0	0	33.500
402	10	08	00	Materiales para equipos de computación	33.500	0	0	0	0	33.500
403	**00**	**00**	**00**	**Servicios no personales**	**14.364**	**0**	**0**	**0**	**0**	**14.364**
403	18	00	00	Impuestos indirectos	14.364	0	0	0	0	14.364
403	18	01	00	Impuesto al valor agregado	14.364	0	0	0	0	14.364
404	**00**	**00**	**00**	**Activos reales**	**86.200**	**0**	**0**	**0**	**0**	**86.200**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	86.200	0	0	0	0	86.200
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	86.200	0	0	0	0	86.200
				Totales	**134.064**	**0**	**0**	**0**	**0**	**134.064**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130360 710060000 SISTEMA DE REGISTRO DE LOS PROYECTOS DE INVERSIÓN PÚBLICA

OBJETIVO DEL PROYECTO: DISEÑO Y PUESTA EN PRODUCCIÓN DE LAS FASES COMPLEMENTARIAS DEL SISTEMA NACIONAL DE INVERSIÓN PÚBLICA, A FIN DE GARANTIZAR EL FUNCIONAMIENTO DE FORMA EFICIENTE DEL MISMO.

UNIDAD DE MEDIDA: FASE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN MACROECONÓMICA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**317.376**	**0**	**0**	**0**	**0**	**317.376**
402	05	00	00	Productos de papel, cartón e impresos	276.506	0	0	0	0	276.506
402	05	03	00	Productos de papel y cartón para oficina	276.506	0	0	0	0	276.506
402	06	00	00	Productos químicos y derivados	15.500	0	0	0	0	15.500
402	06	08	00	Productos plásticos	15.500	0	0	0	0	15.500
402	10	00	00	Productos varios y útiles diversos	25.370	0	0	0	0	25.370
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	25.370	0	0	0	0	25.370
403	**00**	**00**	**00**	**Servicios no personales**	**8.429.441**	**0**	**0**	**0**	**0**	**8.429.441**
403	09	00	00	Viáticos y pasajes	180.000	0	0	0	0	180.000
403	09	01	00	Viáticos y pasajes dentro del país	180.000	0	0	0	0	180.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	7.062.000	0	0	0	0	7.062.000
403	10	03	00	Servicios de procesamiento de datos	7.040.000	0	0	0	0	7.040.000
403	10	99	00	Otros servicios profesionales y técnicos	22.000	0	0	0	0	22.000
403	18	00	00	Impuestos indirectos	1.187.441	0	0	0	0	1.187.441
403	18	01	00	Impuesto al valor agregado	1.187.441	0	0	0	0	1.187.441
404	**00**	**00**	**00**	**Activos reales**	**350.000**	**0**	**0**	**0**	**0**	**350.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	350.000	0	0	0	0	350.000
404	09	01	00	Mobiliario y equipos de oficina	350.000	0	0	0	0	350.000
				Totales	**9.096.817**	**0**	**0**	**0**	**0**	**9.096.817**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130360 710060000 SISTEMA DE REGISTRO DE LOS PROYECTOS DE INVERSIÓN PÚBLICA

OBJETIVO DEL PROYECTO: DISEÑO Y PUESTA EN PRODUCCIÓN DE LAS FASES COMPLEMENTARIAS DEL SISTEMA NACIONAL DE INVERSIÓN PÚBLICA, A FIN DE GARANTIZAR EL FUNCIONAMIENTO DE FORMA EFICIENTE DEL MISMO.

UNIDAD DE MEDIDA: FASE

META: 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN MACROECONÓMICA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130360 710060000 SISTEMA DE REGISTRO DE LOS PROYECTOS DE INVERSIÓN PÚBLICA

OBJETIVO DEL PROYECTO: DISEÑO Y PUESTA EN PRODUCCIÓN DE LAS FASES COMPLEMENTARIAS DEL SISTEMA NACIONAL DE INVERSIÓN PÚBLICA, A FIN DE GARANTIZAR EL FUNCIONAMIENTO DE FORMA EFICIENTE DEL MISMO.

UNIDAD DE MEDIDA: FASE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN MACROECONÓMICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710060001 DISEÑO DE LA SEGUNDA Y TERCERA FASE DEL SISTEMA NACIONAL DE INVERSIÓN PÚBLICA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN MACROECONÓMICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**212.280**	**0**	**0**	**0**	**0**	**212.280**
402	05	00	00	Productos de papel, cartón e impresos	196.780	0	0	0	0	196.780
402	05	03	00	Productos de papel y cartón para oficina	196.780	0	0	0	0	196.780
402	06	00	00	Productos químicos y derivados	15.500	0	0	0	0	15.500
402	06	08	00	Productos plásticos	15.500	0	0	0	0	15.500
403	**00**	**00**	**00**	**Servicios no personales**	**150.000**	**0**	**0**	**0**	**0**	**150.000**
403	18	00	00	Impuestos indirectos	150.000	0	0	0	0	150.000
403	18	01	00	Impuesto al valor agregado	150.000	0	0	0	0	150.000
404	**00**	**00**	**00**	**Activos reales**	**150.000**	**0**	**0**	**0**	**0**	**150.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	150.000	0	0	0	0	150.000
404	09	01	00	Mobiliario y equipos de oficina	150.000	0	0	0	0	150.000
				Totales	**512.280**	**0**	**0**	**0**	**0**	**512.280**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130360 710060000 SISTEMA DE REGISTRO DE LOS PROYECTOS DE INVERSIÓN PÚBLICA

OBJETIVO DEL PROYECTO: DISEÑO Y PUESTA EN PRODUCCIÓN DE LAS FASES COMPLEMENTARIAS DEL SISTEMA NACIONAL DE INVERSIÓN PÚBLICA, A FIN DE GARANTIZAR EL FUNCIONAMIENTO DE FORMA EFICIENTE DEL MISMO.

UNIDAD DE MEDIDA: FASE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN MACROECONÓMICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710060002 ELABORACIÓN DE LA CEDULA DE LOS PROYECTOS DE INVERSIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN MACROECONÓMICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**105.096**	**0**	**0**	**0**	**0**	**105.096**
402	05	00	00	Productos de papel, cartón e impresos	79.726	0	0	0	0	79.726
402	05	03	00	Productos de papel y cartón para oficina	79.726	0	0	0	0	79.726
402	10	00	00	Productos varios y útiles diversos	25.370	0	0	0	0	25.370
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	25.370	0	0	0	0	25.370
403	**00**	**00**	**00**	**Servicios no personales**	**279.441**	**0**	**0**	**0**	**0**	**279.441**
403	09	00	00	Viáticos y pasajes	180.000	0	0	0	0	180.000
403	09	01	00	Viáticos y pasajes dentro del país	180.000	0	0	0	0	180.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	22.000	0	0	0	0	22.000
403	10	99	00	Otros servicios profesionales y técnicos	22.000	0	0	0	0	22.000
403	18	00	00	Impuestos indirectos	77.441	0	0	0	0	77.441
403	18	01	00	Impuesto al valor agregado	77.441	0	0	0	0	77.441
404	**00**	**00**	**00**	**Activos reales**	**200.000**	**0**	**0**	**0**	**0**	**200.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	200.000
404	09	01	00	Mobiliario y equipos de oficina	200.000	0	0	0	0	200.000
				Totales	**584.537**	**0**	**0**	**0**	**0**	**584.537**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130360 710060000 SISTEMA DE REGISTRO DE LOS PROYECTOS DE INVERSIÓN PÚBLICA

OBJETIVO DEL PROYECTO: DISEÑO Y PUESTA EN PRODUCCIÓN DE LAS FASES COMPLEMENTARIAS DEL SISTEMA NACIONAL DE INVERSIÓN PÚBLICA, A FIN DE GARANTIZAR EL FUNCIONAMIENTO DE FORMA EFICIENTE DEL MISMO.

UNIDAD DE MEDIDA: FASE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN MACROECONÓMICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710060003 DESARROLLO Y PRUEBA DE LAS FASES DEL SISTEMA NACIONAL DE INVERSIÓN PÚBLICA

UNIDAD DE MEDIDA: FASE **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN MACROECONÓMICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**4.000.000**	**0**	**0**	**0**	**0**	**4.000.000**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.520.000	0	0	0	0	3.520.000
403	10	03	00	Servicios de procesamiento de datos	3.520.000	0	0	0	0	3.520.000
403	18	00	00	Impuestos indirectos	480.000	0	0	0	0	480.000
403	18	01	00	Impuesto al valor agregado	480.000	0	0	0	0	480.000
				Totales	**4.000.000**	**0**	**0**	**0**	**0**	**4.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130360 710060000 SISTEMA DE REGISTRO DE LOS PROYECTOS DE INVERSIÓN PÚBLICA

OBJETIVO DEL PROYECTO: DISEÑO Y PUESTA EN PRODUCCIÓN DE LAS FASES COMPLEMENTARIAS DEL SISTEMA NACIONAL DE INVERSIÓN PÚBLICA, A FIN DE GARANTIZAR EL FUNCIONAMIENTO DE FORMA EFICIENTE DEL MISMO.

UNIDAD DE MEDIDA: FASE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN MACROECONÓMICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710060004 IMPLEMENTACIÓN DE LAS FASES DEL SISTEMA DE INVERSIÓN PÚBLICA

UNIDAD DE MEDIDA: FASE **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN MACROECONÓMICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**4.000.000**	**0**	**0**	**0**	**0**	**4.000.000**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.520.000	0	0	0	0	3.520.000
403	10	03	00	Servicios de procesamiento de datos	3.520.000	0	0	0	0	3.520.000
403	18	00	00	Impuestos indirectos	480.000	0	0	0	0	480.000
403	18	01	00	Impuesto al valor agregado	480.000	0	0	0	0	480.000
				Totales	**4.000.000**	**0**	**0**	**0**	**0**	**4.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130361 710061000 DISEÑO INSTITUCIONAL DEL SISTEMA DE EMPRESAS PÚBLICAS NACIONALES Y NUEVAS FORMAS DE ORGANIZACIÓN SOCIOPRODUCTIVAS

OBJETIVO DEL PROYECTO: REALIZAR EL DISEÑO INSTITUCIONAL DEL SISTEMA DE EMPRESAS PÚBLICAS NACIONALES Y NUEVAS FORMAS DE ORGANIZACIÓN SOCIOPRODUCTIVAS COMO ESPACIO DE CONSTRUCCIÓN DE LA NUEVA DINÁMICA PRODUCTIVA, EN EL MARCO DE LA REVOLUCIÓN DE LA EFICIENCIA Y EL DESARROLLO DEL MODELO ECONÓMICO PRODUCTIVO SOCIALISTA.

UNIDAD DE MEDIDA: DECRETO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN INSTITUCIONAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**780.000**	**0**	**0**	**0**	**0**	**780.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	780.000	0	0	0	0	780.000
401	01	18	00	Remuneraciones al personal contratado	780.000	0	0	0	0	780.000
401	01	18	02	Remuneraciones por honorarios profesionales	780.000	0	0	0	0	780.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**95.400**	**0**	**0**	**0**	**0**	**95.400**
402	01	00	00	Productos alimenticios y agropecuarios	95.400	0	0	0	0	95.400
402	01	01	00	Alimentos y bebidas para personas	95.400	0	0	0	0	95.400
403	**00**	**00**	**00**	**Servicios no personales**	**11.448**	**0**	**0**	**0**	**0**	**11.448**
403	18	00	00	Impuestos indirectos	11.448	0	0	0	0	11.448
403	18	01	00	Impuesto al valor agregado	11.448	0	0	0	0	11.448
				Totales	**886.848**	**0**	**0**	**0**	**0**	**886.848**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130361 710061000 DISEÑO INSTITUCIONAL DEL SISTEMA DE EMPRESAS PÚBLICAS NACIONALES Y NUEVAS FORMAS DE ORGANIZACIÓN SOCIOPRODUCTIVAS

OBJETIVO DEL PROYECTO: REALIZAR EL DISEÑO INSTITUCIONAL DEL SISTEMA DE EMPRESAS PÚBLICAS NACIONALES Y NUEVAS FORMAS DE ORGANIZACIÓN SOCIOPRODUCTIVAS COMO ESPACIO DE CONSTRUCCIÓN DE LA NUEVA DINÁMICA PRODUCTIVA, EN EL MARCO DE LA REVOLUCIÓN DE LA EFICIENCIA Y EL DESARROLLO DEL MODELO ECONÓMICO PRODUCTIVO SOCIALISTA.

UNIDAD DE MEDIDA: DECRETO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN INSTITUCIONAL **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130361 710061000 DISEÑO INSTITUCIONAL DEL SISTEMA DE EMPRESAS PÚBLICAS NACIONALES Y NUEVAS FORMAS DE ORGANIZACIÓN SOCIOPRODUCTIVAS

OBJETIVO DEL PROYECTO: REALIZAR EL DISEÑO INSTITUCIONAL DEL SISTEMA DE EMPRESAS PÚBLICAS NACIONALES Y NUEVAS FORMAS DE ORGANIZACIÓN SOCIOPRODUCTIVAS COMO ESPACIO DE CONSTRUCCIÓN DE LA NUEVA DINÁMICA PRODUCTIVA, EN EL MARCO DE LA REVOLUCIÓN DE LA EFICIENCIA Y EL DESARROLLO DEL MODELO ECONÓMICO PRODUCTIVO SOCIALISTA.

UNIDAD DE MEDIDA: DECRETO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN INSTITUCIONAL **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 710061001 ESTUDIO COMPARATIVO DE EXPERIENCIAS ORGANIZACIONALES DE EMPRESAS PÚBLICAS NACIONALES Y FORMAS DE ORGANIZACIÓN SOCIOPRODUCTIVAS.

UNIDAD DE MEDIDA: ESTUDIO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**240.000**	**0**	**0**	**0**	**0**	**240.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	240.000	0	0	0	0	240.000
401	01	18	00	Remuneraciones al personal contratado	240.000	0	0	0	0	240.000
401	01	18	02	Remuneraciones por honorarios profesionales	240.000	0	0	0	0	240.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**90.000**	**0**	**0**	**0**	**0**	**90.000**
402	01	00	00	Productos alimenticios y agropecuarios	90.000	0	0	0	0	90.000
402	01	01	00	Alimentos y bebidas para personas	90.000	0	0	0	0	90.000
403	**00**	**00**	**00**	**Servicios no personales**	**10.800**	**0**	**0**	**0**	**0**	**10.800**
403	18	00	00	Impuestos indirectos	10.800	0	0	0	0	10.800
403	18	01	00	Impuesto al valor agregado	10.800	0	0	0	0	10.800
				Totales	**340.800**	**0**	**0**	**0**	**0**	**340.800**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130361 710061000 DISEÑO INSTITUCIONAL DEL SISTEMA DE EMPRESAS PÚBLICAS NACIONALES Y NUEVAS FORMAS DE ORGANIZACIÓN SOCIOPRODUCTIVAS

OBJETIVO DEL PROYECTO: REALIZAR EL DISEÑO INSTITUCIONAL DEL SISTEMA DE EMPRESAS PÚBLICAS NACIONALES Y NUEVAS FORMAS DE ORGANIZACIÓN SOCIOPRODUCTIVAS COMO ESPACIO DE CONSTRUCCIÓN DE LA NUEVA DINÁMICA PRODUCTIVA, EN EL MARCO DE LA REVOLUCIÓN DE LA EFICIENCIA Y EL DESARROLLO DEL MODELO ECONÓMICO PRODUCTIVO SOCIALISTA.

UNIDAD DE MEDIDA: DECRETO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN INSTITUCIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710061002 DEFINICIÓN DE LINEAMIENTOS DE ORGANIZACIÓN DEL SISTEMA DE EMPRESAS PÚBLICAS NACIONALES Y NUEVAS FORMAS DE ORGANIZACIÓN SOCIOPRODUCTIVAS

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**240.000**	**0**	**0**	**0**	**0**	**240.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	240.000	0	0	0	0	240.000
401	01	18	00	Remuneraciones al personal contratado	240.000	0	0	0	0	240.000
401	01	18	02	Remuneraciones por honorarios profesionales	240.000	0	0	0	0	240.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.400**	**0**	**0**	**0**	**0**	**5.400**
402	01	00	00	Productos alimenticios y agropecuarios	5.400	0	0	0	0	5.400
402	01	01	00	Alimentos y bebidas para personas	5.400	0	0	0	0	5.400
403	**00**	**00**	**00**	**Servicios no personales**	**648**	**0**	**0**	**0**	**0**	**648**
403	18	00	00	Impuestos indirectos	648	0	0	0	0	648
403	18	01	00	Impuesto al valor agregado	648	0	0	0	0	648
				Totales	**246.048**	**0**	**0**	**0**	**0**	**246.048**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130361 710061000 DISEÑO INSTITUCIONAL DEL SISTEMA DE EMPRESAS PÚBLICAS NACIONALES Y NUEVAS FORMAS DE ORGANIZACIÓN SOCIOPRODUCTIVAS

OBJETIVO DEL PROYECTO: REALIZAR EL DISEÑO INSTITUCIONAL DEL SISTEMA DE EMPRESAS PÚBLICAS NACIONALES Y NUEVAS FORMAS DE ORGANIZACIÓN SOCIOPRODUCTIVAS COMO ESPACIO DE CONSTRUCCIÓN DE LA NUEVA DINÁMICA PRODUCTIVA, EN EL MARCO DE LA REVOLUCIÓN DE LA EFICIENCIA Y EL DESARROLLO DEL MODELO ECONÓMICO PRODUCTIVO SOCIALISTA.

UNIDAD DE MEDIDA: DECRETO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN INSTITUCIONAL **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 710061003 PROPUESTA DEL MARCO NORMATIVO DEL SISTEMA DE EMPRESAS PÚBLICAS NACIONALES Y NUEVAS FORMAS DE ORGANIZACIÓN SOCIOPRODUCTIVAS.

UNIDAD DE MEDIDA: DECRETO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**300.000**	**0**	**0**	**0**	**0**	**300.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	300.000	0	0	0	0	300.000
401	01	18	00	Remuneraciones al personal contratado	300.000	0	0	0	0	300.000
401	01	18	02	Remuneraciones por honorarios profesionales	300.000	0	0	0	0	300.000
				Totales	**300.000**	**0**	**0**	**0**	**0**	**300.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130362 710062000 IMPULSO DE LA PLANIFICACIÓN POPULAR EN CORREDORES DE LA GMBNT. PLAN DE LA PATRIA COMUNAL. PLAN ESPECIAL DE NUEVOS URBANISMOS

OBJETIVO DEL PROYECTO: DESARROLLAR UN ESQUEMA DE TRABAJO QUE PERMITA EL MANEJO DE DATOS, LA MODELACIÓN Y EL ANÁLISIS ESPACIAL DE LAS CIUDADES Y SECTORES COMUNALES CON EL FIN DE LOCALIZAR E INTERCONECTAR SUS ACTIVIDADES ECONÓMICAS

UNIDAD DE MEDIDA: PLAN **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL LOCAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**542.214**	**0**	**0**	**0**	**0**	**542.214**
402	01	00	00	Productos alimenticios y agropecuarios	384.000	0	0	0	0	384.000
402	01	01	00	Alimentos y bebidas para personas	384.000	0	0	0	0	384.000
402	05	00	00	Productos de papel, cartón e impresos	69.728	0	0	0	0	69.728
402	05	03	00	Productos de papel y cartón para oficina	69.728	0	0	0	0	69.728
402	06	00	00	Productos químicos y derivados	3.070	0	0	0	0	3.070
402	06	03	00	Tintas, pinturas y colorantes	870	0	0	0	0	870
402	06	08	00	Productos plásticos	2.200	0	0	0	0	2.200
402	08	00	00	Productos metálicos	6.432	0	0	0	0	6.432
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	6.432	0	0	0	0	6.432
402	10	00	00	Productos varios y útiles diversos	78.984	0	0	0	0	78.984
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	54.484	0	0	0	0	54.484
402	10	08	00	Materiales para equipos de computación	17.500	0	0	0	0	17.500
402	10	99	00	Otros productos y útiles diversos	7.000	0	0	0	0	7.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.683.786**	**0**	**0**	**0**	**0**	**3.683.786**
403	09	00	00	Viáticos y pasajes	3.060.000	0	0	0	0	3.060.000
403	09	01	00	Viáticos y pasajes dentro del país	3.060.000	0	0	0	0	3.060.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	176.000	0	0	0	0	176.000
403	10	99	00	Otros servicios profesionales y técnicos	176.000	0	0	0	0	176.000
403	15	00	00	Servicios fiscales	44.800	0	0	0	0	44.800
403	15	02	00	Tasas y otros derechos obligatorios	44.800	0	0	0	0	44.800
403	18	00	00	Impuestos indirectos	402.986	0	0	0	0	402.986
403	18	01	00	Impuesto al valor agregado	402.986	0	0	0	0	402.986
				Totales	**4.226.000**	**0**	**0**	**0**	**0**	**4.226.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130362 710062000 IMPULSO DE LA PLANIFICACIÓN POPULAR EN CORREDORES DE LA GMBNT. PLAN DE LA PATRIA COMUNAL. PLAN ESPECIAL DE NUEVOS URBANISMOS

OBJETIVO DEL PROYECTO: DESARROLLAR UN ESQUEMA DE TRABAJO QUE PERMITA EL MANEJO DE DATOS, LA MODELACIÓN Y EL ANÁLISIS ESPACIAL DE LAS CIUDADES Y SECTORES COMUNALES CON EL FIN DE LOCALIZAR E INTERCONECTAR SUS ACTIVIDADES ECONÓMICAS

UNIDAD DE MEDIDA: PLAN **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL LOCAL **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130362 710062000 IMPULSO DE LA PLANIFICACIÓN POPULAR EN CORREDORES DE LA GMBNT. PLAN DE LA PATRIA COMUNAL. PLAN ESPECIAL DE NUEVOS URBANISMOS

OBJETIVO DEL PROYECTO: DESARROLLAR UN ESQUEMA DE TRABAJO QUE PERMITA EL MANEJO DE DATOS, LA MODELACIÓN Y EL ANÁLISIS ESPACIAL DE LAS CIUDADES Y SECTORES COMUNALES CON EL FIN DE LOCALIZAR E INTERCONECTAR SUS ACTIVIDADES ECONÓMICAS

UNIDAD DE MEDIDA: PLAN **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL LOCAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710062001 DISEÑO DEL PLAN DE TRABAJO PARA EL DESPLIEGUE DE LA METODOLOGÍA DE ABORDAJE A LOS CORREDORES URBANOS Y NUEVOS URBANISMOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL LOCAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**158.214**	**0**	**0**	**0**	**0**	**158.214**
402	05	00	00	Productos de papel, cartón e impresos	69.728	0	0	0	0	69.728
402	05	03	00	Productos de papel y cartón para oficina	69.728	0	0	0	0	69.728
402	06	00	00	Productos químicos y derivados	3.070	0	0	0	0	3.070
402	06	03	00	Tintas, pinturas y colorantes	870	0	0	0	0	870
402	06	08	00	Productos plásticos	2.200	0	0	0	0	2.200
402	08	00	00	Productos metálicos	6.432	0	0	0	0	6.432
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	6.432	0	0	0	0	6.432
402	10	00	00	Productos varios y útiles diversos	78.984	0	0	0	0	78.984
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	54.484	0	0	0	0	54.484
402	10	08	00	Materiales para equipos de computación	17.500	0	0	0	0	17.500
402	10	99	00	Otros productos y útiles diversos	7.000	0	0	0	0	7.000
403	**00**	**00**	**00**	**Servicios no personales**	**18.986**	**0**	**0**	**0**	**0**	**18.986**
403	18	00	00	Impuestos indirectos	18.986	0	0	0	0	18.986
403	18	01	00	Impuesto al valor agregado	18.986	0	0	0	0	18.986
				Totales	**177.200**	**0**	**0**	**0**	**0**	**177.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130362 710062000 IMPULSO DE LA PLANIFICACIÓN POPULAR EN CORREDORES DE LA GMBNT. PLAN DE LA PATRIA COMUNAL. PLAN ESPECIAL DE NUEVOS URBANISMOS

OBJETIVO DEL PROYECTO: DESARROLLAR UN ESQUEMA DE TRABAJO QUE PERMITA EL MANEJO DE DATOS, LA MODELACIÓN Y EL ANÁLISIS ESPACIAL DE LAS CIUDADES Y SECTORES COMUNALES CON EL FIN DE LOCALIZAR E INTERCONECTAR SUS ACTIVIDADES ECONÓMICAS

UNIDAD DE MEDIDA: PLAN **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL LOCAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710062002 IMPLEMENTACIÓN DE LAS CUATRO FASES DE LA METODOLOGÍA DE ABORDAJE A LOS CORREDORES URBANOS Y NUEVOS URBANISMOS PARA LA CONSTRUCCIÓN DE SUS PLANES

UNIDAD DE MEDIDA: PLAN **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL LOCAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**384.000**	**0**	**0**	**0**	**0**	**384.000**
402	01	00	00	Productos alimenticios y agropecuarios	384.000	0	0	0	0	384.000
402	01	01	00	Alimentos y bebidas para personas	384.000	0	0	0	0	384.000
403	**00**	**00**	**00**	**Servicios no personales**	**46.080**	**0**	**0**	**0**	**0**	**46.080**
403	18	00	00	Impuestos indirectos	46.080	0	0	0	0	46.080
403	18	01	00	Impuesto al valor agregado	46.080	0	0	0	0	46.080
				Totales	**430.080**	**0**	**0**	**0**	**0**	**430.080**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130362 710062000 IMPULSO DE LA PLANIFICACIÓN POPULAR EN CORREDORES DE LA GMBNT. PLAN DE LA PATRIA COMUNAL. PLAN ESPECIAL DE NUEVOS URBANISMOS

OBJETIVO DEL PROYECTO: DESARROLLAR UN ESQUEMA DE TRABAJO QUE PERMITA EL MANEJO DE DATOS, LA MODELACIÓN Y EL ANÁLISIS ESPACIAL DE LAS CIUDADES Y SECTORES COMUNALES CON EL FIN DE LOCALIZAR E INTERCONECTAR SUS ACTIVIDADES ECONÓMICAS

UNIDAD DE MEDIDA: PLAN **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL LOCAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710062003 SISTEMATIZACIÓN DE LA EXPERIENCIA EN LAS CUATRO FASES DE LA METODOLOGÍA PARA LA CONSTRUCCÓN DE PLANES EN ESPACIOS LOCALES.

UNIDAD DE MEDIDA: REGISTRO **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL LOCAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.809.360**	**0**	**0**	**0**	**0**	**1.809.360**
403	09	00	00	Viáticos y pasajes	1.530.000	0	0	0	0	1.530.000
403	09	01	00	Viáticos y pasajes dentro del país	1.530.000	0	0	0	0	1.530.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	88.000	0	0	0	0	88.000
403	10	99	00	Otros servicios profesionales y técnicos	88.000	0	0	0	0	88.000
403	15	00	00	Servicios fiscales	22.400	0	0	0	0	22.400
403	15	02	00	Tasas y otros derechos obligatorios	22.400	0	0	0	0	22.400
403	18	00	00	Impuestos indirectos	168.960	0	0	0	0	168.960
403	18	01	00	Impuesto al valor agregado	168.960	0	0	0	0	168.960
				Totales	**1.809.360**	**0**	**0**	**0**	**0**	**1.809.360**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130362 710062000 IMPULSO DE LA PLANIFICACIÓN POPULAR EN CORREDORES DE LA GMBNT. PLAN DE LA PATRIA COMUNAL. PLAN ESPECIAL DE NUEVOS URBANISMOS

OBJETIVO DEL PROYECTO: DESARROLLAR UN ESQUEMA DE TRABAJO QUE PERMITA EL MANEJO DE DATOS, LA MODELACIÓN Y EL ANÁLISIS ESPACIAL DE LAS CIUDADES Y SECTORES COMUNALES CON EL FIN DE LOCALIZAR E INTERCONECTAR SUS ACTIVIDADES ECONÓMICAS

UNIDAD DE MEDIDA: PLAN **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL LOCAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710062004 EVALUACIÓN DE LA IMPLEMENTACIÓN DE LA METODOLOGÍA

UNIDAD DE MEDIDA: INFORME **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN TERRITORIAL LOCAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**1.809.360**	**0**	**0**	**0**	**0**	**1.809.360**
403	09	00	00	Viáticos y pasajes	1.530.000	0	0	0	0	1.530.000
403	09	01	00	Viáticos y pasajes dentro del país	1.530.000	0	0	0	0	1.530.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	88.000	0	0	0	0	88.000
403	10	99	00	Otros servicios profesionales y técnicos	88.000	0	0	0	0	88.000
403	15	00	00	Servicios fiscales	22.400	0	0	0	0	22.400
403	15	02	00	Tasas y otros derechos obligatorios	22.400	0	0	0	0	22.400
403	18	00	00	Impuestos indirectos	168.960	0	0	0	0	168.960
403	18	01	00	Impuesto al valor agregado	168.960	0	0	0	0	168.960
				Totales	**1.809.360**	**0**	**0**	**0**	**0**	**1.809.360**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130366 710064000 SISTEMA DE SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS PLANES Y PROYECTOS SOCIALES

OBJETIVO DEL PROYECTO: CONTRIBUIR A LA CONSTRUCCIÓN DEL CONCEPTO NACIONAL DEL VIVIR BIEN Y ESTABLECER UN SISTEMA DE SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS PLANES Y PROYECTOS SOCIALES

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN SOCIAL, SEGUIMIENTO Y EVALUACIÓN DE LAS MISIONES SOCIALES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**635.159**	**0**	**0**	**0**	**0**	**635.159**
402	01	00	00	Productos alimenticios y agropecuarios	180.613	0	0	0	0	180.613
402	01	01	00	Alimentos y bebidas para personas	180.613	0	0	0	0	180.613
402	03	00	00	Textiles y vestuarios	12.500	0	0	0	0	12.500
402	03	02	00	Prendas de vestir	12.500	0	0	0	0	12.500
402	05	00	00	Productos de papel, cartón e impresos	340.366	0	0	0	0	340.366
402	05	01	00	Pulpa de madera, papel y cartón	3.600	0	0	0	0	3.600
402	05	03	00	Productos de papel y cartón para oficina	336.766	0	0	0	0	336.766
402	06	00	00	Productos químicos y derivados	11.600	0	0	0	0	11.600
402	06	08	00	Productos plásticos	11.600	0	0	0	0	11.600
402	10	00	00	Productos varios y útiles diversos	90.080	0	0	0	0	90.080
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	76.480	0	0	0	0	76.480
402	10	06	00	Condecoraciones, ofrendas y similares	3.000	0	0	0	0	3.000
402	10	08	00	Materiales para equipos de computación	10.600	0	0	0	0	10.600
403	**00**	**00**	**00**	**Servicios no personales**	**943.532**	**0**	**0**	**0**	**0**	**943.532**
403	09	00	00	Viáticos y pasajes	864.272	0	0	0	0	864.272
403	09	01	00	Viáticos y pasajes dentro del país	315.000	0	0	0	0	315.000
403	09	02	00	Viáticos y pasajes fuera del país	549.272	0	0	0	0	549.272
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	44.000	0	0	0	0	44.000
403	10	01	00	Servicios jurídicos	22.000	0	0	0	0	22.000
403	10	99	00	Otros servicios profesionales y técnicos	22.000	0	0	0	0	22.000
403	15	00	00	Servicios fiscales	14.620	0	0	0	0	14.620
403	15	02	00	Tasas y otros derechos obligatorios	14.620	0	0	0	0	14.620
403	18	00	00	Impuestos indirectos	20.640	0	0	0	0	20.640
403	18	01	00	Impuesto al valor agregado	20.640	0	0	0	0	20.640
				Totales	**1.578.691**	**0**	**0**	**0**	**0**	**1.578.691**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 71 - 40

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130366 710064000 SISTEMA DE SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS PLANES Y PROYECTOS SOCIALES

OBJETIVO DEL PROYECTO: CONTRIBUIR A LA CONSTRUCCIÓN DEL CONCEPTO NACIONAL DEL VIVIR BIEN Y ESTABLECER UN SISTEMA DE SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS PLANES Y PROYECTOS SOCIALES

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN SOCIAL, SEGUIMIENTO Y EVALUACIÓN DE LAS MISIONES SOCIALES **PRESUPUESTO:** **2016**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130366 710064000 SISTEMA DE SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS PLANES Y PROYECTOS SOCIALES

OBJETIVO DEL PROYECTO: CONTRIBUIR A LA CONSTRUCCIÓN DEL CONCEPTO NACIONAL DEL VIVIR BIEN Y ESTABLECER UN SISTEMA DE SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS PLANES Y PROYECTOS SOCIALES

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN SOCIAL, SEGUIMIENTO Y EVALUACIÓN DE LAS MISIONES SOCIALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710064001 CONCEPTUALIZACIÓN DEL VIVIR BIEN EN REVOLUCIÓN

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN SOCIAL, SEGUIMIENTO Y EVALUACIÓN DE LAS MISIONES SOCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**127.785**	**0**	**0**	**0**	**0**	**127.785**
402	01	00	00	Productos alimenticios y agropecuarios	1.840	0	0	0	0	1.840
402	01	01	00	Alimentos y bebidas para personas	1.840	0	0	0	0	1.840
402	05	00	00	Productos de papel, cartón e impresos	89.395	0	0	0	0	89.395
402	05	01	00	Pulpa de madera, papel y cartón	900	0	0	0	0	900
402	05	03	00	Productos de papel y cartón para oficina	88.495	0	0	0	0	88.495
402	06	00	00	Productos químicos y derivados	3.600	0	0	0	0	3.600
402	06	08	00	Productos plásticos	3.600	0	0	0	0	3.600
402	10	00	00	Productos varios y útiles diversos	32.950	0	0	0	0	32.950
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	27.650	0	0	0	0	27.650
402	10	08	00	Materiales para equipos de computación	5.300	0	0	0	0	5.300
403	**00**	**00**	**00**	**Servicios no personales**	**461.048**	**0**	**0**	**0**	**0**	**461.048**
403	09	00	00	Viáticos y pasajes	404.928	0	0	0	0	404.928
403	09	01	00	Viáticos y pasajes dentro del país	180.000	0	0	0	0	180.000
403	09	02	00	Viáticos y pasajes fuera del país	224.928	0	0	0	0	224.928
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	22.000	0	0	0	0	22.000
403	10	99	00	Otros servicios profesionales y técnicos	22.000	0	0	0	0	22.000
403	15	00	00	Servicios fiscales	13.480	0	0	0	0	13.480
403	15	02	00	Tasas y otros derechos obligatorios	13.480	0	0	0	0	13.480
403	18	00	00	Impuestos indirectos	20.640	0	0	0	0	20.640
403	18	01	00	Impuesto al valor agregado	20.640	0	0	0	0	20.640
				Totales	**588.833**	**0**	**0**	**0**	**0**	**588.833**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130366 710064000 SISTEMA DE SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS PLANES Y PROYECTOS SOCIALES

OBJETIVO DEL PROYECTO: CONTRIBUIR A LA CONSTRUCCIÓN DEL CONCEPTO NACIONAL DEL VIVIR BIEN Y ESTABLECER UN SISTEMA DE SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS PLANES Y PROYECTOS SOCIALES

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN SOCIAL, SEGUIMIENTO Y EVALUACIÓN DE LAS MISIONES SOCIALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710064002 CONSTRUCCIÓN DE LOS INDICADORES SOCIALES E ÍNDICE NACIONAL DEL VIVIR BIEN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN SOCIAL, SEGUIMIENTO Y EVALUACIÓN DE LAS MISIONES SOCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	115.058	0	0	0	0	115.058
402	01	00	00	Productos alimenticios y agropecuarios	400	0	0	0	0	400
402	01	01	00	Alimentos y bebidas para personas	400	0	0	0	0	400
402	05	00	00	Productos de papel, cartón e impresos	88.608	0	0	0	0	88.608
402	05	01	00	Pulpa de madera, papel y cartón	900	0	0	0	0	900
402	05	03	00	Productos de papel y cartón para oficina	87.708	0	0	0	0	87.708
402	06	00	00	Productos químicos y derivados	3.600	0	0	0	0	3.600
402	06	08	00	Productos plásticos	3.600	0	0	0	0	3.600
402	10	00	00	Productos varios y útiles diversos	22.450	0	0	0	0	22.450
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	22.450	0	0	0	0	22.450
				Totales	115.058	0	0	0	0	115.058

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130366 710064000 SISTEMA DE SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS PLANES Y PROYECTOS SOCIALES

OBJETIVO DEL PROYECTO: CONTRIBUIR A LA CONSTRUCCIÓN DEL CONCEPTO NACIONAL DEL VIVIR BIEN Y ESTABLECER UN SISTEMA DE SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS PLANES Y PROYECTOS SOCIALES

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN SOCIAL, SEGUIMIENTO Y EVALUACIÓN DE LAS MISIONES SOCIALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710064003 DISEÑO DE CRITERIOS Y DE LINEAMIENTOS PARA LA FORMULACIÓN, SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS PLANES Y PROYECTOS SOCIALES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN SOCIAL, SEGUIMIENTO Y EVALUACIÓN DE LAS MISIONES SOCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**373.726**	**0**	**0**	**0**	**0**	**373.726**
402	01	00	00	Productos alimenticios y agropecuarios	178.173	0	0	0	0	178.173
402	01	01	00	Alimentos y bebidas para personas	178.173	0	0	0	0	178.173
402	03	00	00	Textiles y vestuarios	12.500	0	0	0	0	12.500
402	03	02	00	Prendas de vestir	12.500	0	0	0	0	12.500
402	05	00	00	Productos de papel, cartón e impresos	146.723	0	0	0	0	146.723
402	05	01	00	Pulpa de madera, papel y cartón	1.800	0	0	0	0	1.800
402	05	03	00	Productos de papel y cartón para oficina	144.923	0	0	0	0	144.923
402	06	00	00	Productos químicos y derivados	4.400	0	0	0	0	4.400
402	06	08	00	Productos plásticos	4.400	0	0	0	0	4.400
402	10	00	00	Productos varios y útiles diversos	31.930	0	0	0	0	31.930
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	23.630	0	0	0	0	23.630
402	10	06	00	Condecoraciones, ofrendas y similares	3.000	0	0	0	0	3.000
402	10	08	00	Materiales para equipos de computación	5.300	0	0	0	0	5.300
403	**00**	**00**	**00**	**Servicios no personales**	**482.484**	**0**	**0**	**0**	**0**	**482.484**
403	09	00	00	Viáticos y pasajes	459.344	0	0	0	0	459.344
403	09	01	00	Viáticos y pasajes dentro del país	135.000	0	0	0	0	135.000
403	09	02	00	Viáticos y pasajes fuera del país	324.344	0	0	0	0	324.344
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	22.000	0	0	0	0	22.000
403	10	01	00	Servicios jurídicos	22.000	0	0	0	0	22.000
403	15	00	00	Servicios fiscales	1.140	0	0	0	0	1.140
403	15	02	00	Tasas y otros derechos obligatorios	1.140	0	0	0	0	1.140
				Totales	**856.210**	**0**	**0**	**0**	**0**	**856.210**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130366 710064000 SISTEMA DE SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS PLANES Y PROYECTOS SOCIALES

OBJETIVO DEL PROYECTO: CONTRIBUIR A LA CONSTRUCCIÓN DEL CONCEPTO NACIONAL DEL VIVIR BIEN Y ESTABLECER UN SISTEMA DE SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS PLANES Y PROYECTOS SOCIALES

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN SOCIAL, SEGUIMIENTO Y EVALUACIÓN DE LAS MISIONES SOCIALES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710064004 EXPERIENCIAS VALIDADAS Y SISTEMATIZADAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN SOCIAL, SEGUIMIENTO Y EVALUACIÓN DE LAS MISIONES SOCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**18.590**	**0**	**0**	**0**	**0**	**18.590**
402	01	00	00	Productos alimenticios y agropecuarios	200	0	0	0	0	200
402	01	01	00	Alimentos y bebidas para personas	200	0	0	0	0	200
402	05	00	00	Productos de papel, cartón e impresos	15.640	0	0	0	0	15.640
402	05	03	00	Productos de papel y cartón para oficina	15.640	0	0	0	0	15.640
402	10	00	00	Productos varios y útiles diversos	2.750	0	0	0	0	2.750
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.750	0	0	0	0	2.750
				Totales	**18.590**	**0**	**0**	**0**	**0**	**18.590**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130372 710069000 SISTEMA DE DATOS ESPACIALES Y REGIONALIZACIÓN NACIONAL

OBJETIVO DEL PROYECTO: GENERAR UN MODELO FUNCIONAL DE REGIONALIZACIÓN CONSIDERANDO LAS VARIABLES FÍSICO NATURALES, GEOHISTÓRICAS, ECONÓMICA, SISTEMA URBANO REGIONAL Y DE MOVILIDAD; QUE CONSTITUYA UN SOPORTE PARA EL ASIENTO Y DESARROLLO DEL MODELO PRODUCTIVO Y ESPACIAL DE TRANSICIÓN AL SOCIALISMO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA PARA PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.406.123**	**0**	**0**	**0**	**0**	**1.406.123**
402	01	00	00	Productos alimenticios y agropecuarios	261.120	0	0	0	0	261.120
402	01	01	00	Alimentos y bebidas para personas	261.120	0	0	0	0	261.120
402	05	00	00	Productos de papel, cartón e impresos	1.070.864	0	0	0	0	1.070.864
402	05	03	00	Productos de papel y cartón para oficina	1.070.864	0	0	0	0	1.070.864
402	10	00	00	Productos varios y útiles diversos	74.139	0	0	0	0	74.139
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	74.139	0	0	0	0	74.139
403	**00**	**00**	**00**	**Servicios no personales**	**4.746.872**	**0**	**0**	**0**	**0**	**4.746.872**
403	09	00	00	Viáticos y pasajes	3.777.750	0	0	0	0	3.777.750
403	09	01	00	Viáticos y pasajes dentro del país	3.777.750	0	0	0	0	3.777.750
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	319.000	0	0	0	0	319.000
403	10	99	00	Otros servicios profesionales y técnicos	319.000	0	0	0	0	319.000
403	15	00	00	Servicios fiscales	47.040	0	0	0	0	47.040
403	15	02	00	Tasas y otros derechos obligatorios	47.040	0	0	0	0	47.040
403	18	00	00	Impuestos indirectos	603.082	0	0	0	0	603.082
403	18	01	00	Impuesto al valor agregado	603.082	0	0	0	0	603.082
404	**00**	**00**	**00**	**Activos reales**	**20.000**	**0**	**0**	**0**	**0**	**20.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	20.000	0	0	0	0	20.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	20.000	0	0	0	0	20.000
				Totales	**6.172.995**	**0**	**0**	**0**	**0**	**6.172.995**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130372 710069000 SISTEMA DE DATOS ESPACIALES Y REGIONALIZACIÓN NACIONAL

OBJETIVO DEL PROYECTO: GENERAR UN MODELO FUNCIONAL DE REGIONALIZACIÓN CONSIDERANDO LAS VARIABLES FÍSICO NATURALES, GEOHISTÓRICAS, ECONÓMICA, SISTEMA URBANO REGIONAL Y DE MOVILIDAD; QUE CONSTITUYA UN SOPORTE PARA EL ASIENTO Y DESARROLLO DEL MODELO PRODUCTIVO Y ESPACIAL DE TRANSICIÓN AL SOCIALISMO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA PARA PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130372 710069000 SISTEMA DE DATOS ESPACIALES Y REGIONALIZACIÓN NACIONAL

OBJETIVO DEL PROYECTO: GENERAR UN MODELO FUNCIONAL DE REGIONALIZACIÓN CONSIDERANDO LAS VARIABLES FÍSICO NATURALES, GEOHISTÓRICAS, ECONÓMICA, SISTEMA URBANO REGIONAL Y DE MOVILIDAD; QUE CONSTITUYA UN SOPORTE PARA EL ASIENTO Y DESARROLLO DEL MODELO PRODUCTIVO Y ESPACIAL DE TRANSICIÓN AL SOCIALISMO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA PARA PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710069001 CARACTERIZACIÓN DEL SISTEMA DE ACCESIBILIDAD NACIONAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA PARA PLANIFICACIÓN TERRITORIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**355.576**	**0**	**0**	**0**	**0**	**355.576**
402	01	00	00	Productos alimenticios y agropecuarios	42.480	0	0	0	0	42.480
402	01	01	00	Alimentos y bebidas para personas	42.480	0	0	0	0	42.480
402	05	00	00	Productos de papel, cartón e impresos	271.092	0	0	0	0	271.092
402	05	03	00	Productos de papel y cartón para oficina	271.092	0	0	0	0	271.092
402	10	00	00	Productos varios y útiles diversos	42.004	0	0	0	0	42.004
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	42.004	0	0	0	0	42.004
403	**00**	**00**	**00**	**Servicios no personales**	**795.100**	**0**	**0**	**0**	**0**	**795.100**
403	09	00	00	Viáticos y pasajes	573.750	0	0	0	0	573.750
403	09	01	00	Viáticos y pasajes dentro del país	573.750	0	0	0	0	573.750
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	99.000	0	0	0	0	99.000
403	10	99	00	Otros servicios profesionales y técnicos	99.000	0	0	0	0	99.000
403	15	00	00	Servicios fiscales	8.400	0	0	0	0	8.400
403	15	02	00	Tasas y otros derechos obligatorios	8.400	0	0	0	0	8.400
403	18	00	00	Impuestos indirectos	113.950	0	0	0	0	113.950
403	18	01	00	Impuesto al valor agregado	113.950	0	0	0	0	113.950
				Totales	**1.150.676**	**0**	**0**	**0**	**0**	**1.150.676**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130372 710069000 SISTEMA DE DATOS ESPACIALES Y REGIONALIZACIÓN NACIONAL

OBJETIVO DEL PROYECTO: GENERAR UN MODELO FUNCIONAL DE REGIONALIZACIÓN CONSIDERANDO LAS VARIABLES FÍSICO NATURALES, GEOHISTÓRICAS, ECONÓMICA, SISTEMA URBANO REGIONAL Y DE MOVILIDAD; QUE CONSTITUYA UN SOPORTE PARA EL ASIENTO Y DESARROLLO DEL MODELO PRODUCTIVO Y ESPACIAL DE TRANSICIÓN AL SOCIALISMO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA PARA PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710069002 MODELIZACIÓN DEL SISTEMA DE CIUDADES

UNIDAD DE MEDIDA: SISTEMA **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA PARA PLANIFICACIÓN TERRITORIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**195.960**	**0**	**0**	**0**	**0**	**195.960**
402	01	00	00	Productos alimenticios y agropecuarios	21.840	0	0	0	0	21.840
402	01	01	00	Alimentos y bebidas para personas	21.840	0	0	0	0	21.840
402	05	00	00	Productos de papel, cartón e impresos	174.120	0	0	0	0	174.120
402	05	03	00	Productos de papel y cartón para oficina	174.120	0	0	0	0	174.120
403	**00**	**00**	**00**	**Servicios no personales**	**775.946**	**0**	**0**	**0**	**0**	**775.946**
403	09	00	00	Viáticos y pasajes	573.750	0	0	0	0	573.750
403	09	01	00	Viáticos y pasajes dentro del país	573.750	0	0	0	0	573.750
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	99.000	0	0	0	0	99.000
403	10	99	00	Otros servicios profesionales y técnicos	99.000	0	0	0	0	99.000
403	15	00	00	Servicios fiscales	8.400	0	0	0	0	8.400
403	15	02	00	Tasas y otros derechos obligatorios	8.400	0	0	0	0	8.400
403	18	00	00	Impuestos indirectos	94.796	0	0	0	0	94.796
403	18	01	00	Impuesto al valor agregado	94.796	0	0	0	0	94.796
				Totales	**971.906**	**0**	**0**	**0**	**0**	**971.906**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130372 710069000 SISTEMA DE DATOS ESPACIALES Y REGIONALIZACIÓN NACIONAL

OBJETIVO DEL PROYECTO: GENERAR UN MODELO FUNCIONAL DE REGIONALIZACIÓN CONSIDERANDO LAS VARIABLES FÍSICO NATURALES, GEOHISTÓRICAS, ECONÓMICA, SISTEMA URBANO REGIONAL Y DE MOVILIDAD; QUE CONSTITUYA UN SOPORTE PARA EL ASIENTO Y DESARROLLO DEL MODELO PRODUCTIVO Y ESPACIAL DE TRANSICIÓN AL SOCIALISMO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA PARA PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710069003 CARACTERIZAR DE LAS REGIONES, A PARTIR DE VARIABLES FÍSICO NATURALES, GEOHISTÓRICA, SOCIO DEMOGRÁFICAS, PRODUCTIVAS, DE EQUIPAMIENTO Y FUNCIONALES

UNIDAD DE MEDIDA: INFORME **META:** 8

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA PARA PLANIFICACIÓN TERRITORIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.070.875**	**0**	**0**	**0**	**0**	**3.070.875**
403	09	00	00	Viáticos y pasajes	2.630.250	0	0	0	0	2.630.250
403	09	01	00	Viáticos y pasajes dentro del país	2.630.250	0	0	0	0	2.630.250
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	121.000	0	0	0	0	121.000
403	10	99	00	Otros servicios profesionales y técnicos	121.000	0	0	0	0	121.000
403	15	00	00	Servicios fiscales	30.240	0	0	0	0	30.240
403	15	02	00	Tasas y otros derechos obligatorios	30.240	0	0	0	0	30.240
403	18	00	00	Impuestos indirectos	289.385	0	0	0	0	289.385
403	18	01	00	Impuesto al valor agregado	289.385	0	0	0	0	289.385
				Totales	**3.070.875**	**0**	**0**	**0**	**0**	**3.070.875**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130372 710069000 SISTEMA DE DATOS ESPACIALES Y REGIONALIZACIÓN NACIONAL

OBJETIVO DEL PROYECTO: GENERAR UN MODELO FUNCIONAL DE REGIONALIZACIÓN CONSIDERANDO LAS VARIABLES FÍSICO NATURALES, GEOHISTÓRICAS, ECONÓMICA, SISTEMA URBANO REGIONAL Y DE MOVILIDAD; QUE CONSTITUYA UN SOPORTE PARA EL ASIENTO Y DESARROLLO DEL MODELO PRODUCTIVO Y ESPACIAL DE TRANSICIÓN AL SOCIALISMO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA PARA PLANIFICACIÓN TERRITORIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710069004 FORMULACIÓN DE LOS PLANES REGIONALES DE DESARROLLO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA PARA PLANIFICACIÓN TERRITORIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**854.587**	0	0	0	0	**854.587**
402	01	00	00	Productos alimenticios y agropecuarios	196.800	0	0	0	0	196.800
402	01	01	00	Alimentos y bebidas para personas	196.800	0	0	0	0	196.800
402	05	00	00	Productos de papel, cartón e impresos	625.652	0	0	0	0	625.652
402	05	03	00	Productos de papel y cartón para oficina	625.652	0	0	0	0	625.652
402	10	00	00	Productos varios y útiles diversos	32.135	0	0	0	0	32.135
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	32.135	0	0	0	0	32.135
403	00	00	00	**Servicios no personales**	**104.951**	0	0	0	0	**104.951**
403	18	00	00	Impuestos indirectos	104.951	0	0	0	0	104.951
403	18	01	00	Impuesto al valor agregado	104.951	0	0	0	0	104.951
404	00	00	00	**Activos reales**	**20.000**	0	0	0	0	**20.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	20.000	0	0	0	0	20.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	20.000	0	0	0	0	20.000
				Totales	**979.538**	0	0	0	0	**979.538**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130373 710070000 DESARROLLO DEL SISTEMA DE ESCUELAS DE GOBIERNO

OBJETIVO DEL PROYECTO: DESARROLLO DEL SISTEMA DE ESCUELAS DE GOBIERNO, INCLUYENDO EL DESARROLLO DE LÍNEAS PROGRAMÁTICAS Y LA CONSTRUCCIÓN DEL TEJIDO EN EL TERRITORIO PARA LA FORMACIÓN INTEGRAL, CONTÍNUA Y PERMANENTE DE LOS SERVIDORES REVOLUCIONARIOS Y CUADROS DE DIRECCIÓN EN LA ADMINISTRACIÓN PÚBLICA NACIONAL Y EL FRENTE PRODUCTIVO

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN, SEGUIMIENTO Y EMULACIÓN DEL SERVIDOR PÚBLICO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.873.459**	**0**	**0**	**0**	**0**	**4.873.459**
402	01	00	00	Productos alimenticios y agropecuarios	3.388.975	0	0	0	0	3.388.975
402	01	01	00	Alimentos y bebidas para personas	3.388.975	0	0	0	0	3.388.975
402	05	00	00	Productos de papel, cartón e impresos	499.276	0	0	0	0	499.276
402	05	03	00	Productos de papel y cartón para oficina	499.276	0	0	0	0	499.276
402	06	00	00	Productos químicos y derivados	59.959	0	0	0	0	59.959
402	06	03	00	Tintas, pinturas y colorantes	352	0	0	0	0	352
402	06	08	00	Productos plásticos	59.607	0	0	0	0	59.607
402	10	00	00	Productos varios y útiles diversos	925.249	0	0	0	0	925.249
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	303.999	0	0	0	0	303.999
402	10	08	00	Materiales para equipos de computación	621.250	0	0	0	0	621.250
403	**00**	**00**	**00**	**Servicios no personales**	**4.366.961**	**0**	**0**	**0**	**0**	**4.366.961**
403	07	00	00	Servicios de información, impresión y relaciones públicas	632.680	0	0	0	0	632.680
403	07	02	00	Imprenta y reproducción	632.680	0	0	0	0	632.680
403	09	00	00	Viáticos y pasajes	2.388.600	0	0	0	0	2.388.600
403	09	01	00	Viáticos y pasajes dentro del país	2.388.600	0	0	0	0	2.388.600
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	270.600	0	0	0	0	270.600
403	10	99	00	Otros servicios profesionales y técnicos	270.600	0	0	0	0	270.600
403	15	00	00	Servicios fiscales	29.120	0	0	0	0	29.120
403	15	02	00	Tasas y otros derechos obligatorios	29.120	0	0	0	0	29.120
403	18	00	00	Impuestos indirectos	1.045.961	0	0	0	0	1.045.961
403	18	01	00	Impuesto al valor agregado	1.045.961	0	0	0	0	1.045.961
				Totales	**9.240.420**	**0**	**0**	**0**	**0**	**9.240.420**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130373 710070000 DESARROLLO DEL SISTEMA DE ESCUELAS DE GOBIERNO

OBJETIVO DEL PROYECTO: DESARROLLO DEL SISTEMA DE ESCUELAS DE GOBIERNO, INCLUYENDO EL DESARROLLO DE LÍNEAS PROGRAMÁTICAS Y LA CONSTRUCCIÓN DEL TEJIDO EN EL TERRITORIO PARA LA FORMACIÓN INTEGRAL, CONTÍNUA Y PERMANENTE DE LOS SERVIDORES REVOLUCIONARIOS Y CUADROS DE DIRECCIÓN EN LA ADMINISTRACIÓN PÚBLICA NACIONAL Y EL FRENTE PRODUCTIVO

UNIDAD DE MEDIDA: SISTEMA

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN, SEGUIMIENTO Y EMULACIÓN DEL SERVIDOR PÚBLICO

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130373 710070000 DESARROLLO DEL SISTEMA DE ESCUELAS DE GOBIERNO

OBJETIVO DEL PROYECTO: DESARROLLO DEL SISTEMA DE ESCUELAS DE GOBIERNO, INCLUYENDO EL DESARROLLO DE LÍNEAS PROGRAMÁTICAS Y LA CONSTRUCCIÓN DEL TEJIDO EN EL TERRITORIO PARA LA FORMACIÓN INTEGRAL, CONTÍNUA Y PERMANENTE DE LOS SERVIDORES REVOLUCIONARIOS Y CUADROS DE DIRECCIÓN EN LA ADMINISTRACIÓN PÚBLICA NACIONAL Y EL FRENTE PRODUCTIVO

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN, SEGUIMIENTO Y EMULACIÓN DEL SERVIDOR PÚBLICO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710070001 DISEÑO DEL MODELO DE GESTIÓN DEL CONOCIMIENTO PARA LA TRANSFORMACIÓN DEL ESTADO

UNIDAD DE MEDIDA: MODELO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN, SEGUIMIENTO Y EMULACIÓN DEL SERVIDOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.658.017**	**0**	**0**	**0**	**0**	**1.658.017**
402	01	00	00	Productos alimenticios y agropecuarios	474.828	0	0	0	0	474.828
402	01	01	00	Alimentos y bebidas para personas	474.828	0	0	0	0	474.828
402	05	00	00	Productos de papel, cartón e impresos	458.696	0	0	0	0	458.696
402	05	03	00	Productos de papel y cartón para oficina	458.696	0	0	0	0	458.696
402	06	00	00	Productos químicos y derivados	26.969	0	0	0	0	26.969
402	06	03	00	Tintas, pinturas y colorantes	352	0	0	0	0	352
402	06	08	00	Productos plásticos	26.617	0	0	0	0	26.617
402	10	00	00	Productos varios y útiles diversos	697.524	0	0	0	0	697.524
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	246.274	0	0	0	0	246.274
402	10	08	00	Materiales para equipos de computación	451.250	0	0	0	0	451.250
403	**00**	**00**	**00**	**Servicios no personales**	**198.962**	**0**	**0**	**0**	**0**	**198.962**
403	18	00	00	Impuestos indirectos	198.962	0	0	0	0	198.962
403	18	01	00	Impuesto al valor agregado	198.962	0	0	0	0	198.962
				Totales	**1.856.979**	**0**	**0**	**0**	**0**	**1.856.979**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130373 710070000 DESARROLLO DEL SISTEMA DE ESCUELAS DE GOBIERNO

OBJETIVO DEL PROYECTO: DESARROLLO DEL SISTEMA DE ESCUELAS DE GOBIERNO, INCLUYENDO EL DESARROLLO DE LÍNEAS PROGRAMÁTICAS Y LA CONSTRUCCIÓN DEL TEJIDO EN EL TERRITORIO PARA LA FORMACIÓN INTEGRAL, CONTÍNUA Y PERMANENTE DE LOS SERVIDORES REVOLUCIONARIOS Y CUADROS DE DIRECCIÓN EN LA ADMINISTRACIÓN PÚBLICA NACIONAL Y EL FRENTE PRODUCTIVO

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN, SEGUIMIENTO Y EMULACIÓN DEL SERVIDOR PÚBLICO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710070002 DESARROLLO DE FORMACIÓN A TRAVÉS DE CONVENIOS CON LAS PLATAFORMAS DE FORMACIÓN Y ESTUDIO DENTRO Y FUERA DEL PAÍS

UNIDAD DE MEDIDA: EVENTO **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN, SEGUIMIENTO Y EMULACIÓN DEL SERVIDOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.549.409**	**0**	**0**	**0**	**0**	**2.549.409**
402	01	00	00	Productos alimenticios y agropecuarios	2.263.504	0	0	0	0	2.263.504
402	01	01	00	Alimentos y bebidas para personas	2.263.504	0	0	0	0	2.263.504
402	05	00	00	Productos de papel, cartón e impresos	40.580	0	0	0	0	40.580
402	05	03	00	Productos de papel y cartón para oficina	40.580	0	0	0	0	40.580
402	06	00	00	Productos químicos y derivados	17.600	0	0	0	0	17.600
402	06	08	00	Productos plásticos	17.600	0	0	0	0	17.600
402	10	00	00	Productos varios y útiles diversos	227.725	0	0	0	0	227.725
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	57.725	0	0	0	0	57.725
402	10	08	00	Materiales para equipos de computación	170.000	0	0	0	0	170.000
403	**00**	**00**	**00**	**Servicios no personales**	**305.918**	**0**	**0**	**0**	**0**	**305.918**
403	18	00	00	Impuestos indirectos	305.918	0	0	0	0	305.918
403	18	01	00	Impuesto al valor agregado	305.918	0	0	0	0	305.918
				Totales	**2.855.327**	**0**	**0**	**0**	**0**	**2.855.327**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130373 710070000 DESARROLLO DEL SISTEMA DE ESCUELAS DE GOBIERNO

OBJETIVO DEL PROYECTO: DESARROLLO DEL SISTEMA DE ESCUELAS DE GOBIERNO, INCLUYENDO EL DESARROLLO DE LÍNEAS PROGRAMÁTICAS Y LA CONSTRUCCIÓN DEL TEJIDO EN EL TERRITORIO PARA LA FORMACIÓN INTEGRAL, CONTÍNUA Y PERMANENTE DE LOS SERVIDORES REVOLUCIONARIOS Y CUADROS DE DIRECCIÓN EN LA ADMINISTRACIÓN PÚBLICA NACIONAL Y EL FRENTE PRODUCTIVO

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN, SEGUIMIENTO Y EMULACIÓN DEL SERVIDOR PÚBLICO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710070003 DESARROLLO DE ESTUDIOS COMPARATIVOS DE EXPERIENCIAS E INTERCAMBIO INTERNACIONAL

UNIDAD DE MEDIDA: ESTUDIO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN, SEGUIMIENTO Y EMULACIÓN DEL SERVIDOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**736.920**	**0**	**0**	**0**	**0**	**736.920**
403	09	00	00	Viáticos y pasajes	588.600	0	0	0	0	588.600
403	09	01	00	Viáticos y pasajes dentro del país	588.600	0	0	0	0	588.600
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	66.000	0	0	0	0	66.000
403	10	99	00	Otros servicios profesionales y técnicos	66.000	0	0	0	0	66.000
403	15	00	00	Servicios fiscales	3.360	0	0	0	0	3.360
403	15	02	00	Tasas y otros derechos obligatorios	3.360	0	0	0	0	3.360
403	18	00	00	Impuestos indirectos	78.960	0	0	0	0	78.960
403	18	01	00	Impuesto al valor agregado	78.960	0	0	0	0	78.960
				Totales	**736.920**	**0**	**0**	**0**	**0**	**736.920**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130373 710070000 DESARROLLO DEL SISTEMA DE ESCUELAS DE GOBIERNO

OBJETIVO DEL PROYECTO: DESARROLLO DEL SISTEMA DE ESCUELAS DE GOBIERNO, INCLUYENDO EL DESARROLLO DE LÍNEAS PROGRAMÁTICAS Y LA CONSTRUCCIÓN DEL TEJIDO EN EL TERRITORIO PARA LA FORMACIÓN INTEGRAL, CONTÍNUA Y PERMANENTE DE LOS SERVIDORES REVOLUCIONARIOS Y CUADROS DE DIRECCIÓN EN LA ADMINISTRACIÓN PÚBLICA NACIONAL Y EL FRENTE PRODUCTIVO

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN, SEGUIMIENTO Y EMULACIÓN DEL SERVIDOR PÚBLICO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710070004 GENERACIÓN DE LA PLATAFORMA PARA EL DESARROLLO DEL SISTEMA DE ESCUELAS DE GOBIERNO, EN ARTICULACIÓN CON LA ESCUELA VENEZOLANA DE PLANIFICACIÓN

UNIDAD DE MEDIDA: EVENTO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN, SEGUIMIENTO Y EMULACIÓN DEL SERVIDOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**666.033**	**0**	**0**	**0**	**0**	**666.033**
402	01	00	00	Productos alimenticios y agropecuarios	650.643	0	0	0	0	650.643
402	01	01	00	Alimentos y bebidas para personas	650.643	0	0	0	0	650.643
402	06	00	00	Productos químicos y derivados	15.390	0	0	0	0	15.390
402	06	08	00	Productos plásticos	15.390	0	0	0	0	15.390
403	00	00	00	**Servicios no personales**	**391.483**	**0**	**0**	**0**	**0**	**391.483**
403	09	00	00	Viáticos y pasajes	234.000	0	0	0	0	234.000
403	09	01	00	Viáticos y pasajes dentro del país	234.000	0	0	0	0	234.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	28.600	0	0	0	0	28.600
403	10	99	00	Otros servicios profesionales y técnicos	28.600	0	0	0	0	28.600
403	15	00	00	Servicios fiscales	14.560	0	0	0	0	14.560
403	15	02	00	Tasas y otros derechos obligatorios	14.560	0	0	0	0	14.560
403	18	00	00	Impuestos indirectos	114.323	0	0	0	0	114.323
403	18	01	00	Impuesto al valor agregado	114.323	0	0	0	0	114.323
				Totales	**1.057.516**	**0**	**0**	**0**	**0**	**1.057.516**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130373 710070000 DESARROLLO DEL SISTEMA DE ESCUELAS DE GOBIERNO

OBJETIVO DEL PROYECTO: DESARROLLO DEL SISTEMA DE ESCUELAS DE GOBIERNO, INCLUYENDO EL DESARROLLO DE LÍNEAS PROGRAMÁTICAS Y LA CONSTRUCCIÓN DEL TEJIDO EN EL TERRITORIO PARA LA FORMACIÓN INTEGRAL, CONTÍNUA Y PERMANENTE DE LOS SERVIDORES REVOLUCIONARIOS Y CUADROS DE DIRECCIÓN EN LA ADMINISTRACIÓN PÚBLICA NACIONAL Y EL FRENTE PRODUCTIVO

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN, SEGUIMIENTO Y EMULACIÓN DEL SERVIDOR PÚBLICO **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 710070005 AMPLIACIÓN DE NÚCLEOS DE FORMACIÓN INTEGRAL CONTINUA Y PERMANENTE DEL SISTEMA DE ESCUELAS DE GOBIERNO

UNIDAD DE MEDIDA: ESPACIO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN, SEGUIMIENTO Y EMULACIÓN DEL SERVIDOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.025.072**	**0**	**0**	**0**	**0**	**2.025.072**
403	09	00	00	Viáticos y pasajes	1.566.000	0	0	0	0	1.566.000
403	09	01	00	Viáticos y pasajes dentro del país	1.566.000	0	0	0	0	1.566.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	176.000	0	0	0	0	176.000
403	10	99	00	Otros servicios profesionales y técnicos	176.000	0	0	0	0	176.000
403	15	00	00	Servicios fiscales	11.200	0	0	0	0	11.200
403	15	02	00	Tasas y otros derechos obligatorios	11.200	0	0	0	0	11.200
403	18	00	00	Impuestos indirectos	271.872	0	0	0	0	271.872
403	18	01	00	Impuesto al valor agregado	271.872	0	0	0	0	271.872
				Totales	**2.025.072**	**0**	**0**	**0**	**0**	**2.025.072**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130373 710070000 DESARROLLO DEL SISTEMA DE ESCUELAS DE GOBIERNO

OBJETIVO DEL PROYECTO: DESARROLLO DEL SISTEMA DE ESCUELAS DE GOBIERNO, INCLUYENDO EL DESARROLLO DE LÍNEAS PROGRAMÁTICAS Y LA CONSTRUCCIÓN DEL TEJIDO EN EL TERRITORIO PARA LA FORMACIÓN INTEGRAL, CONTÍNUA Y PERMANENTE DE LOS SERVIDORES REVOLUCIONARIOS Y CUADROS DE DIRECCIÓN EN LA ADMINISTRACIÓN PÚBLICA NACIONAL Y EL FRENTE PRODUCTIVO

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN, SEGUIMIENTO Y EMULACIÓN DEL SERVIDOR PÚBLICO **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 710070006 DIVULGACIÓN Y SOCIALIZACIÓN DEL CONOCIMIENTO

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN, SEGUIMIENTO Y EMULACIÓN DEL SERVIDOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**708.606**	**0**	**0**	**0**	**0**	**708.606**
403	07	00	00	Servicios de información, impresión y relaciones públicas	632.680	0	0	0	0	632.680
403	07	02	00	Imprenta y reproducción	632.680	0	0	0	0	632.680
403	18	00	00	Impuestos indirectos	75.926	0	0	0	0	75.926
403	18	01	00	Impuesto al valor agregado	75.926	0	0	0	0	75.926
				Totales	**708.606**	**0**	**0**	**0**	**0**	**708.606**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130412 710072000 MODELO PROSPECTIVO BOLIVARIANO

OBJETIVO DEL PROYECTO: CONSTRUIR UNA PROPUESTA TEÓRICO-METODOLÓGICA REVOLUCIONARIA SOBRE PROSPECTIVA EN VENEZUELA, ASÍ COMO LA CORRESPONDIENTE ESTRUCTURA DE ORGANIZACIÓN Y FUNCIONAMIENTO EN LA ADMINISTRACIÓN PÚBLICA NACIONAL, QUE PERMITA APLICARLA EN LA CONSTRUCCIÓN DEL PAÍS DISEÑADO EN EL PROYECTO NACIONAL SIMÓN BOLÍVAR

UNIDAD DE MEDIDA: MODELO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE LARGO PLAZO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.474.301**	**0**	**0**	**0**	**0**	**2.474.301**
402	01	00	00	Productos alimenticios y agropecuarios	1.763.080	0	0	0	0	1.763.080
402	01	01	00	Alimentos y bebidas para personas	1.763.080	0	0	0	0	1.763.080
402	05	00	00	Productos de papel, cartón e impresos	346.348	0	0	0	0	346.348
402	05	01	00	Pulpa de madera, papel y cartón	3.750	0	0	0	0	3.750
402	05	02	00	Envases y cajas de papel y cartón	15.300	0	0	0	0	15.300
402	05	03	00	Productos de papel y cartón para oficina	237.948	0	0	0	0	237.948
402	05	04	00	Libros, revistas y periódicos	75.000	0	0	0	0	75.000
402	05	99	00	Otros productos de pulpa, papel y cartón	14.350	0	0	0	0	14.350
402	06	00	00	Productos químicos y derivados	34.120	0	0	0	0	34.120
402	06	08	00	Productos plásticos	34.120	0	0	0	0	34.120
402	10	00	00	Productos varios y útiles diversos	330.753	0	0	0	0	330.753
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	105.601	0	0	0	0	105.601
402	10	08	00	Materiales para equipos de computación	218.657	0	0	0	0	218.657
402	10	99	00	Otros productos y útiles diversos	6.495	0	0	0	0	6.495
403	**00**	**00**	**00**	**Servicios no personales**	**2.315.998**	**0**	**0**	**0**	**0**	**2.315.998**
403	06	00	00	Servicios de transporte y almacenaje	158.699	0	0	0	0	158.699
403	06	03	00	Estacionamiento	158.699	0	0	0	0	158.699
403	09	00	00	Viáticos y pasajes	1.448.029	0	0	0	0	1.448.029
403	09	01	00	Viáticos y pasajes dentro del país	119.460	0	0	0	0	119.460
403	09	02	00	Viáticos y pasajes fuera del país	1.328.569	0	0	0	0	1.328.569
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	105.310	0	0	0	0	105.310
403	10	07	00	Servicios de capacitación y adiestramiento	310	0	0	0	0	310
403	10	99	00	Otros servicios profesionales y técnicos	105.000	0	0	0	0	105.000
403	15	00	00	Servicios fiscales	1.000	0	0	0	0	1.000
403	15	02	00	Tasas y otros derechos obligatorios	1.000	0	0	0	0	1.000
403	18	00	00	Impuestos indirectos	602.960	0	0	0	0	602.960
403	18	01	00	Impuesto al valor agregado	602.960	0	0	0	0	602.960
				Totales	**4.790.299**	**0**	**0**	**0**	**0**	**4.790.299**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 71 - 60

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130412 710072000 MODELO PROSPECTIVO BOLIVARIANO

OBJETIVO DEL PROYECTO: CONSTRUIR UNA PROPUESTA TEÓRICO-METODOLÓGICA REVOLUCIONARIA SOBRE PROSPECTIVA EN VENEZUELA, ASÍ COMO LA CORRESPONDIENTE ESTRUCTURA DE ORGANIZACIÓN Y FUNCIONAMIENTO EN LA ADMINISTRACIÓN PÚBLICA NACIONAL, QUE PERMITA APLICARLA EN LA CONSTRUCCIÓN DEL PAÍS DISEÑADO EN EL PROYECTO NACIONAL SIMÓN BOLÍVAR

UNIDAD DE MEDIDA: MODELO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE LARGO PLAZO **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130412 710072000 MODELO PROSPECTIVO BOLIVARIANO

OBJETIVO DEL PROYECTO: CONSTRUIR UNA PROPUESTA TEÓRICO-METODOLÓGICA REVOLUCIONARIA SOBRE PROSPECTIVA EN VENEZUELA, ASÍ COMO LA CORRESPONDIENTE ESTRUCTURA DE ORGANIZACIÓN Y FUNCIONAMIENTO EN LA ADMINISTRACIÓN PÚBLICA NACIONAL, QUE PERMITA APLICARLA EN LA CONSTRUCCIÓN DEL PAÍS DISEÑADO EN EL PROYECTO NACIONAL SIMÓN BOLÍVAR

UNIDAD DE MEDIDA: MODELO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE LARGO PLAZO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710072001 CREACIÓN DEL SUBSISTEMA PÚBLICO PROSPECTIVO

UNIDAD DE MEDIDA: TALLER **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE LARGO PLAZO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**702.146**	**0**	**0**	**0**	**0**	**702.146**
402	01	00	00	Productos alimenticios y agropecuarios	702.146	0	0	0	0	702.146
402	01	01	00	Alimentos y bebidas para personas	702.146	0	0	0	0	702.146
403	**00**	**00**	**00**	**Servicios no personales**	**1.229.348**	**0**	**0**	**0**	**0**	**1.229.348**
403	09	00	00	Viáticos y pasajes	997.569	0	0	0	0	997.569
403	09	02	00	Viáticos y pasajes fuera del país	997.569	0	0	0	0	997.569
403	18	00	00	Impuestos indirectos	231.779	0	0	0	0	231.779
403	18	01	00	Impuesto al valor agregado	231.779	0	0	0	0	231.779
				Totales	**1.931.494**	**0**	**0**	**0**	**0**	**1.931.494**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130412 710072000 MODELO PROSPECTIVO BOLIVARIANO

OBJETIVO DEL PROYECTO: CONSTRUIR UNA PROPUESTA TEÓRICO-METODOLÓGICA REVOLUCIONARIA SOBRE PROSPECTIVA EN VENEZUELA, ASÍ COMO LA CORRESPONDIENTE ESTRUCTURA DE ORGANIZACIÓN Y FUNCIONAMIENTO EN LA ADMINISTRACIÓN PÚBLICA NACIONAL, QUE PERMITA APLICARLA EN LA CONSTRUCCIÓN DEL PAÍS DISEÑADO EN EL PROYECTO NACIONAL SIMÓN BOLÍVAR

UNIDAD DE MEDIDA: MODELO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE LARGO PLAZO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710072002 VISIÓN PROSPECTIVA DEL PLAN DE LA PATRIA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 16

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE LARGO PLAZO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**617.753**	**0**	**0**	**0**	**0**	**617.753**
402	01	00	00	Productos alimenticios y agropecuarios	284.351	0	0	0	0	284.351
402	01	01	00	Alimentos y bebidas para personas	284.351	0	0	0	0	284.351
402	05	00	00	Productos de papel, cartón e impresos	121.711	0	0	0	0	121.711
402	05	03	00	Productos de papel y cartón para oficina	70.711	0	0	0	0	70.711
402	05	04	00	Libros, revistas y periódicos	51.000	0	0	0	0	51.000
402	10	00	00	Productos varios y útiles diversos	211.691	0	0	0	0	211.691
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	70.791	0	0	0	0	70.791
402	10	08	00	Materiales para equipos de computación	140.900	0	0	0	0	140.900
403	00	00	00	**Servicios no personales**	**612.266**	**0**	**0**	**0**	**0**	**612.266**
403	06	00	00	Servicios de transporte y almacenaje	229	0	0	0	0	229
403	06	03	00	Estacionamiento	229	0	0	0	0	229
403	09	00	00	Viáticos y pasajes	331.000	0	0	0	0	331.000
403	09	02	00	Viáticos y pasajes fuera del país	331.000	0	0	0	0	331.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	105.310	0	0	0	0	105.310
403	10	07	00	Servicios de capacitación y adiestramiento	310	0	0	0	0	310
403	10	99	00	Otros servicios profesionales y técnicos	105.000	0	0	0	0	105.000
403	18	00	00	Impuestos indirectos	175.727	0	0	0	0	175.727
403	18	01	00	Impuesto al valor agregado	175.727	0	0	0	0	175.727
				Totales	**1.230.019**	**0**	**0**	**0**	**0**	**1.230.019**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130412 710072000 MODELO PROSPECTIVO BOLIVARIANO

OBJETIVO DEL PROYECTO: CONSTRUIR UNA PROPUESTA TEÓRICO-METODOLÓGICA REVOLUCIONARIA SOBRE PROSPECTIVA EN VENEZUELA, ASÍ COMO LA CORRESPONDIENTE ESTRUCTURA DE ORGANIZACIÓN Y FUNCIONAMIENTO EN LA ADMINISTRACIÓN PÚBLICA NACIONAL, QUE PERMITA APLICARLA EN LA CONSTRUCCIÓN DEL PAÍS DISEÑADO EN EL PROYECTO NACIONAL SIMÓN BOLÍVAR

UNIDAD DE MEDIDA: MODELO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE LARGO PLAZO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710072003 MAPA DE MERCANCIAS DE VENEZUELA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE LARGO PLAZO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**1.154.402**	**0**	**0**	**0**	**0**	**1.154.402**
402	01	00	00	Productos alimenticios y agropecuarios	776.583	0	0	0	0	776.583
402	01	01	00	Alimentos y bebidas para personas	776.583	0	0	0	0	776.583
402	05	00	00	Productos de papel, cartón e impresos	224.637	0	0	0	0	224.637
402	05	01	00	Pulpa de madera, papel y cartón	3.750	0	0	0	0	3.750
402	05	02	00	Envases y cajas de papel y cartón	15.300	0	0	0	0	15.300
402	05	03	00	Productos de papel y cartón para oficina	167.237	0	0	0	0	167.237
402	05	04	00	Libros, revistas y periódicos	24.000	0	0	0	0	24.000
402	05	99	00	Otros productos de pulpa, papel y cartón	14.350	0	0	0	0	14.350
402	06	00	00	Productos químicos y derivados	34.120	0	0	0	0	34.120
402	06	08	00	Productos plásticos	34.120	0	0	0	0	34.120
402	10	00	00	Productos varios y útiles diversos	119.062	0	0	0	0	119.062
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	34.810	0	0	0	0	34.810
402	10	08	00	Materiales para equipos de computación	77.757	0	0	0	0	77.757
402	10	99	00	Otros productos y útiles diversos	6.495	0	0	0	0	6.495
403	00	00	00	**Servicios no personales**	**474.384**	**0**	**0**	**0**	**0**	**474.384**
403	06	00	00	Servicios de transporte y almacenaje	158.470	0	0	0	0	158.470
403	06	03	00	Estacionamiento	158.470	0	0	0	0	158.470
403	09	00	00	Viáticos y pasajes	119.460	0	0	0	0	119.460
403	09	01	00	Viáticos y pasajes dentro del país	119.460	0	0	0	0	119.460
403	15	00	00	Servicios fiscales	1.000	0	0	0	0	1.000
403	15	02	00	Tasas y otros derechos obligatorios	1.000	0	0	0	0	1.000
403	18	00	00	Impuestos indirectos	195.454	0	0	0	0	195.454
403	18	01	00	Impuesto al valor agregado	195.454	0	0	0	0	195.454
				Totales	**1.628.786**	**0**	**0**	**0**	**0**	**1.628.786**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130417 710077000 DISEÑO DE VARIABLES Y CRITERIOS METODOLÓGICOS PARA LA ELABORACIÓN, CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LOS PLANES ESTRATÉGICOS SECTORIALES E INSTITUCIONALES

OBJETIVO DEL PROYECTO: ADECUAR LOS INSTRUMENTOS METODOLÓGICOS DE PLANIFICACIÓN PÚBLICA Y POPULAR EN FUNCIÓN DE LAS TIPOLOGÍAS DE LOS SECTORES PARA FACILITAR LA ORIENTACIÓN EN LA FORMULACIÓN, CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LOS PLANES ESTRATÉGICOS SECTORIALES E INSTITUCIONALES.

UNIDAD DE MEDIDA: PLAN **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE MEDIANO PLAZO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.351.795**	**0**	**0**	**0**	**0**	**2.351.795**
402	01	00	00	Productos alimenticios y agropecuarios	1.158.823	0	0	0	0	1.158.823
402	01	01	00	Alimentos y bebidas para personas	1.158.823	0	0	0	0	1.158.823
402	05	00	00	Productos de papel, cartón e impresos	730.408	0	0	0	0	730.408
402	05	01	00	Pulpa de madera, papel y cartón	11.521	0	0	0	0	11.521
402	05	03	00	Productos de papel y cartón para oficina	718.887	0	0	0	0	718.887
402	06	00	00	Productos químicos y derivados	18.750	0	0	0	0	18.750
402	06	08	00	Productos plásticos	18.750	0	0	0	0	18.750
402	10	00	00	Productos varios y útiles diversos	443.814	0	0	0	0	443.814
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	257.864	0	0	0	0	257.864
402	10	08	00	Materiales para equipos de computación	185.950	0	0	0	0	185.950
403	**00**	**00**	**00**	**Servicios no personales**	**2.839.292**	**0**	**0**	**0**	**0**	**2.839.292**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.954.000	0	0	0	0	1.954.000
403	07	01	00	Publicidad y propaganda	580.000	0	0	0	0	580.000
403	07	02	00	Imprenta y reproducción	800.000	0	0	0	0	800.000
403	07	04	00	Avisos	574.000	0	0	0	0	574.000
403	09	00	00	Viáticos y pasajes	360.000	0	0	0	0	360.000
403	09	01	00	Viáticos y pasajes dentro del país	360.000	0	0	0	0	360.000
403	18	00	00	Impuestos indirectos	525.292	0	0	0	0	525.292
403	18	01	00	Impuesto al valor agregado	525.292	0	0	0	0	525.292
				Totales	**5.191.087**	**0**	**0**	**0**	**0**	**5.191.087**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130417 710077000 DISEÑO DE VARIABLES Y CRITERIOS METODOLÓGICOS PARA LA ELABORACIÓN, CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LOS PLANES ESTRATÉGICOS SECTORIALES E INSTITUCIONALES

OBJETIVO DEL PROYECTO: ADECUAR LOS INSTRUMENTOS METODOLÓGICOS DE PLANIFICACIÓN PÚBLICA Y POPULAR EN FUNCIÓN DE LAS TIPOLOGÍAS DE LOS SECTORES PARA FACILITAR LA ORIENTACIÓN EN LA FORMULACIÓN, CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LOS PLANES ESTRATÉGICOS SECTORIALES E INSTITUCIONALES.

UNIDAD DE MEDIDA: PLAN

META: 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE MEDIANO PLAZO

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130417 710077000 DISEÑO DE VARIABLES Y CRITERIOS METODOLÓGICOS PARA LA ELABORACIÓN, CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LOS PLANES ESTRATÉGICOS SECTORIALES E INSTITUCIONALES

OBJETIVO DEL PROYECTO: ADECUAR LOS INSTRUMENTOS METODOLÓGICOS DE PLANIFICACIÓN PÚBLICA Y POPULAR EN FUNCIÓN DE LAS TIPOLOGÍAS DE LOS SECTORES PARA FACILITAR LA ORIENTACIÓN EN LA FORMULACIÓN, CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LOS PLANES ESTRATÉGICOS SECTORIALES E INSTITUCIONALES.

UNIDAD DE MEDIDA: PLAN **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE MEDIANO PLAZO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710077001 DISEÑO METODOLÓGICO PARA LA FORMULACIÓN DE LOS PLANES ESTRATÉGICOS SECTORIALES E INSTITUCIONALES

UNIDAD DE MEDIDA: INFORME **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE MEDIANO PLAZO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**600.000**	**0**	**0**	**0**	**0**	**600.000**
402	01	00	00	Productos alimenticios y agropecuarios	220.800	0	0	0	0	220.800
402	01	01	00	Alimentos y bebidas para personas	220.800	0	0	0	0	220.800
402	05	00	00	Productos de papel, cartón e impresos	231.967	0	0	0	0	231.967
402	05	01	00	Pulpa de madera, papel y cartón	6.480	0	0	0	0	6.480
402	05	03	00	Productos de papel y cartón para oficina	225.487	0	0	0	0	225.487
402	06	00	00	Productos químicos y derivados	12.500	0	0	0	0	12.500
402	06	08	00	Productos plásticos	12.500	0	0	0	0	12.500
402	10	00	00	Productos varios y útiles diversos	134.733	0	0	0	0	134.733
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	94.533	0	0	0	0	94.533
402	10	08	00	Materiales para equipos de computación	40.200	0	0	0	0	40.200
403	**00**	**00**	**00**	**Servicios no personales**	**341.403**	**0**	**0**	**0**	**0**	**341.403**
403	09	00	00	Viáticos y pasajes	270.000	0	0	0	0	270.000
403	09	01	00	Viáticos y pasajes dentro del país	270.000	0	0	0	0	270.000
403	18	00	00	Impuestos indirectos	71.403	0	0	0	0	71.403
403	18	01	00	Impuesto al valor agregado	71.403	0	0	0	0	71.403
				Totales	**941.403**	**0**	**0**	**0**	**0**	**941.403**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130417 710077000 DISEÑO DE VARIABLES Y CRITERIOS METODOLÓGICOS PARA LA ELABORACIÓN, CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LOS PLANES ESTRATÉGICOS SECTORIALES E INSTITUCIONALES

OBJETIVO DEL PROYECTO: ADECUAR LOS INSTRUMENTOS METODOLÓGICOS DE PLANIFICACIÓN PÚBLICA Y POPULAR EN FUNCIÓN DE LAS TIPOLOGÍAS DE LOS SECTORES PARA FACILITAR LA ORIENTACIÓN EN LA FORMULACIÓN, CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LOS PLANES ESTRATÉGICOS SECTORIALES E INSTITUCIONALES.

UNIDAD DE MEDIDA: PLAN **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE MEDIANO PLAZO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710077002 CONSTRUCCIÓN DE LA METODOLOGÍA PARA EL CONTROL Y SEGUIMIENTO DE LOS PLANES ESTRATÉGICOS SECTORIALES E INSTITUCIONALES

UNIDAD DE MEDIDA: INFORMACIÓN **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE MEDIANO PLAZO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**687.077**	**0**	**0**	**0**	**0**	**687.077**
402	01	00	00	Productos alimenticios y agropecuarios	515.200	0	0	0	0	515.200
402	01	01	00	Alimentos y bebidas para personas	515.200	0	0	0	0	515.200
402	05	00	00	Productos de papel, cartón e impresos	132.437	0	0	0	0	132.437
402	05	03	00	Productos de papel y cartón para oficina	132.437	0	0	0	0	132.437
402	10	00	00	Productos varios y útiles diversos	39.440	0	0	0	0	39.440
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	690	0	0	0	0	690
402	10	08	00	Materiales para equipos de computación	38.750	0	0	0	0	38.750
403	00	00	00	**Servicios no personales**	**389.939**	**0**	**0**	**0**	**0**	**389.939**
403	07	00	00	Servicios de información, impresión y relaciones públicas	246.000	0	0	0	0	246.000
403	07	04	00	Avisos	246.000	0	0	0	0	246.000
403	09	00	00	Viáticos y pasajes	31.250	0	0	0	0	31.250
403	09	01	00	Viáticos y pasajes dentro del país	31.250	0	0	0	0	31.250
403	18	00	00	Impuestos indirectos	112.689	0	0	0	0	112.689
403	18	01	00	Impuesto al valor agregado	112.689	0	0	0	0	112.689
				Totales	**1.077.016**	**0**	**0**	**0**	**0**	**1.077.016**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130417 710077000 DISEÑO DE VARIABLES Y CRITERIOS METODOLÓGICOS PARA LA ELABORACIÓN, CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LOS PLANES ESTRATÉGICOS SECTORIALES E INSTITUCIONALES

OBJETIVO DEL PROYECTO: ADECUAR LOS INSTRUMENTOS METODOLÓGICOS DE PLANIFICACIÓN PÚBLICA Y POPULAR EN FUNCIÓN DE LAS TIPOLOGÍAS DE LOS SECTORES PARA FACILITAR LA ORIENTACIÓN EN LA FORMULACIÓN, CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LOS PLANES ESTRATÉGICOS SECTORIALES E INSTITUCIONALES.

UNIDAD DE MEDIDA: PLAN **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE MEDIANO PLAZO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710077003 CONSTRUCCIÓN DE LA METODOLOGÍA PARA LA EVALUACIÓN DE LOS PLANES ESTRATÉGICOS SECTORIALES E INSTITUCIONALES

UNIDAD DE MEDIDA: INFORME **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE MEDIANO PLAZO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**531.096**	**0**	**0**	**0**	**0**	**531.096**
402	01	00	00	Productos alimenticios y agropecuarios	36.423	0	0	0	0	36.423
402	01	01	00	Alimentos y bebidas para personas	36.423	0	0	0	0	36.423
402	05	00	00	Productos de papel, cartón e impresos	248.157	0	0	0	0	248.157
402	05	01	00	Pulpa de madera, papel y cartón	5.041	0	0	0	0	5.041
402	05	03	00	Productos de papel y cartón para oficina	243.116	0	0	0	0	243.116
402	06	00	00	Productos químicos y derivados	6.250	0	0	0	0	6.250
402	06	08	00	Productos plásticos	6.250	0	0	0	0	6.250
402	10	00	00	Productos varios y útiles diversos	240.266	0	0	0	0	240.266
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	162.641	0	0	0	0	162.641
402	10	08	00	Materiales para equipos de computación	77.625	0	0	0	0	77.625
403	**00**	**00**	**00**	**Servicios no personales**	**63.745**	**0**	**0**	**0**	**0**	**63.745**
403	18	00	00	Impuestos indirectos	63.745	0	0	0	0	63.745
403	18	01	00	Impuesto al valor agregado	63.745	0	0	0	0	63.745
				Totales	**594.841**	**0**	**0**	**0**	**0**	**594.841**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130417 710077000 DISEÑO DE VARIABLES Y CRITERIOS METODOLÓGICOS PARA LA ELABORACIÓN, CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LOS PLANES ESTRATÉGICOS SECTORIALES E INSTITUCIONALES

OBJETIVO DEL PROYECTO: ADECUAR LOS INSTRUMENTOS METODOLÓGICOS DE PLANIFICACIÓN PÚBLICA Y POPULAR EN FUNCIÓN DE LAS TIPOLOGÍAS DE LOS SECTORES PARA FACILITAR LA ORIENTACIÓN EN LA FORMULACIÓN, CONTROL, SEGUIMIENTO Y EVALUACIÓN DE LOS PLANES ESTRATÉGICOS SECTORIALES E INSTITUCIONALES.

UNIDAD DE MEDIDA: PLAN **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE MEDIANO PLAZO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710077004 IDENTIFICACIÓN Y CARACTERIZACIÓN DE LOS SECTORES A POTENCIAR

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE MEDIANO PLAZO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**533.622**	**0**	**0**	**0**	**0**	**533.622**
402	01	00	00	Productos alimenticios y agropecuarios	386.400	0	0	0	0	386.400
402	01	01	00	Alimentos y bebidas para personas	386.400	0	0	0	0	386.400
402	05	00	00	Productos de papel, cartón e impresos	117.847	0	0	0	0	117.847
402	05	03	00	Productos de papel y cartón para oficina	117.847	0	0	0	0	117.847
402	10	00	00	Productos varios y útiles diversos	29.375	0	0	0	0	29.375
402	10	08	00	Materiales para equipos de computación	29.375	0	0	0	0	29.375
403	**00**	**00**	**00**	**Servicios no personales**	**2.044.205**	**0**	**0**	**0**	**0**	**2.044.205**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.708.000	0	0	0	0	1.708.000
403	07	01	00	Publicidad y propaganda	580.000	0	0	0	0	580.000
403	07	02	00	Imprenta y reproducción	800.000	0	0	0	0	800.000
403	07	04	00	Avisos	328.000	0	0	0	0	328.000
403	09	00	00	Viáticos y pasajes	58.750	0	0	0	0	58.750
403	09	01	00	Viáticos y pasajes dentro del país	58.750	0	0	0	0	58.750
403	18	00	00	Impuestos indirectos	277.455	0	0	0	0	277.455
403	18	01	00	Impuesto al valor agregado	277.455	0	0	0	0	277.455
				Totales	**2.577.827**	**0**	**0**	**0**	**0**	**2.577.827**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130419 710078000 DISEÑO E IMPLEMENTACIÓN DE UN SISTEMA INTEGRAL DE PLANIFICACIÓN, PRESUPUESTO, ADMINISTRACIÓN Y SEGUIMIENTO, DE LOS PLANES SECTORIALES Y OPERATIVOS DEL ESTADO.

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLANTAR EL SISTEMA INTEGRAL DE PLANIFICACIÓN ESTRATÉGICA PARA LA ADMINISTRACIÓN PÚBLICA NACIONAL, GARANTIZANDO LA FORMULACIÓN, SEGUIMIENTO Y EVALUACIÓN DE PLANES OPERATIVOS Y ESTRATÉGICOS VINCULADOS A LOS PRESUPUESTOS PÚBLICOS, ASÍ COMO A LA ASIGNACIÓN DE RECURSO EFICIENTE Y BAJO CRITERIOS DE PRUDENCIA Y RACIONALIDAD ECONÓMICA CON BASE A LO DEFINIDO EN LA LEY ORGÁNICA DE PLANIFICACIÓN PÚBLICA Y POPULAR.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE MEDIANO PLAZO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**659.653**	**0**	**0**	**0**	**0**	**659.653**
402	01	00	00	Productos alimenticios y agropecuarios	282.064	0	0	0	0	282.064
402	01	01	00	Alimentos y bebidas para personas	282.064	0	0	0	0	282.064
402	05	00	00	Productos de papel, cartón e impresos	178.004	0	0	0	0	178.004
402	05	03	00	Productos de papel y cartón para oficina	171.044	0	0	0	0	171.044
402	05	99	00	Otros productos de pulpa, papel y cartón	6.960	0	0	0	0	6.960
402	10	00	00	Productos varios y útiles diversos	199.585	0	0	0	0	199.585
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	142.585	0	0	0	0	142.585
402	10	08	00	Materiales para equipos de computación	57.000	0	0	0	0	57.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.689.236**	**0**	**0**	**0**	**0**	**1.689.236**
403	09	00	00	Viáticos y pasajes	112.500	0	0	0	0	112.500
403	09	01	00	Viáticos y pasajes dentro del país	112.500	0	0	0	0	112.500
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.365.000	0	0	0	0	1.365.000
403	10	99	00	Otros servicios profesionales y técnicos	1.365.000	0	0	0	0	1.365.000
403	18	00	00	Impuestos indirectos	211.736	0	0	0	0	211.736
403	18	01	00	Impuesto al valor agregado	211.736	0	0	0	0	211.736
				Totales	**2.348.889**	**0**	**0**	**0**	**0**	**2.348.889**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS **71 - 71**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130419 710078000 DISEÑO E IMPLEMENTACIÓN DE UN SISTEMA INTEGRAL DE PLANIFICACIÓN, PRESUPUESTO, ADMINISTRACIÓN Y SEGUIMIENTO, DE LOS PLANES SECTORIALES Y OPERATIVOS DEL ESTADO.

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLANTAR EL SISTEMA INTEGRAL DE PLANIFICACIÓN ESTRATÉGICA PARA LA ADMINISTRACIÓN PÚBLICA NACIONAL, GARANTIZANDO LA FORMULACIÓN, SEGUIMIENTO Y EVALUACIÓN DE PLANES OPERATIVOS Y ESTRATÉGICOS VINCULADOS A LOS PRESUPUESTOS PÚBLICOS, ASÍ COMO A LA ASIGNACIÓN DE RECURSO EFICIENTE Y BAJO CRITERIOS DE PRUDENCIA Y RACIONALIDAD ECONÓMICA CON BASE A LO DEFINIDO EN LA LEY ORGÁNICA DE PLANIFICACIÓN PÚBLICA Y POPULAR.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE MEDIANO PLAZO **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130419 710078000 DISEÑO E IMPLEMENTACIÓN DE UN SISTEMA INTEGRAL DE PLANIFICACIÓN, PRESUPUESTO, ADMINISTRACIÓN Y SEGUIMIENTO, DE LOS PLANES SECTORIALES Y OPERATIVOS DEL ESTADO.

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLANTAR EL SISTEMA INTEGRAL DE PLANIFICACIÓN ESTRATÉGICA PARA LA ADMINISTRACIÓN PÚBLICA NACIONAL, GARANTIZANDO LA FORMULACIÓN, SEGUIMIENTO Y EVALUACIÓN DE PLANES OPERATIVOS Y ESTRATÉGICOS VINCULADOS A LOS PRESUPUESTOS PÚBLICOS, ASÍ COMO A LA ASIGNACIÓN DE RECURSO EFICIENTE Y BAJO CRITERIOS DE PRUDENCIA Y RACIONALIDAD ECONÓMICA CON BASE A LO DEFINIDO EN LA LEY ORGÁNICA DE PLANIFICACIÓN PÚBLICA Y POPULAR.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE MEDIANO PLAZO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710078001 CONCEPTUALIZACIÓN Y DISEÑO DE REQUERIMIENTOS DEL SISTEMA INTEGRAL DE PLANIFICACIÓN MEDIANTE LOS MÓDULOS DE APLICACIÓN SECTORIAL Y OPERATIVO.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE PLANIFICACIÓN DE MEDIANO PLAZO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**541.886**	**0**	**0**	**0**	**0**	**541.886**
402	01	00	00	Productos alimenticios y agropecuarios	243.658	0	0	0	0	243.658
402	01	01	00	Alimentos y bebidas para personas	243.658	0	0	0	0	243.658
402	05	00	00	Productos de papel, cartón e impresos	124.632	0	0	0	0	124.632
402	05	03	00	Productos de papel y cartón para oficina	124.632	0	0	0	0	124.632
402	10	00	00	Productos varios y útiles diversos	173.596	0	0	0	0	173.596
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	131.596	0	0	0	0	131.596
402	10	08	00	Materiales para equipos de computación	42.000	0	0	0	0	42.000
403	**00**	**00**	**00**	**Servicios no personales**	**33.805**	**0**	**0**	**0**	**0**	**33.805**
403	18	00	00	Impuestos indirectos	33.805	0	0	0	0	33.805
403	18	01	00	Impuesto al valor agregado	33.805	0	0	0	0	33.805
				Totales	**575.691**	**0**	**0**	**0**	**0**	**575.691**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130419 710078000 DISEÑO E IMPLEMENTACIÓN DE UN SISTEMA INTEGRAL DE PLANIFICACIÓN, PRESUPUESTO, ADMINISTRACIÓN Y SEGUIMIENTO, DE LOS PLANES SECTORIALES Y OPERATIVOS DEL ESTADO.

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLANTAR EL SISTEMA INTEGRAL DE PLANIFICACIÓN ESTRATÉGICA PARA LA ADMINISTRACIÓN PÚBLICA NACIONAL, GARANTIZANDO LA FORMULACIÓN, SEGUIMIENTO Y EVALUACIÓN DE PLANES OPERATIVOS Y ESTRATÉGICOS VINCULADOS A LOS PRESUPUESTOS PÚBLICOS, ASÍ COMO A LA ASIGNACIÓN DE RECURSO EFICIENTE Y BAJO CRITERIOS DE PRUDENCIA Y RACIONALIDAD ECONÓMICA CON BASE A LO DEFINIDO EN LA LEY ORGÁNICA DE PLANIFICACIÓN PÚBLICA Y POPULAR.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE MEDIANO PLAZO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710078002 DESARROLLO Y ADECUACIÓN DE LOS MÓDULOS DEL SISTEMA INTEGRAL DE PLANIFICACIÓN SECTORIAL Y OPERATIVO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE MEDIANO PLAZO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**80.635**	**0**	**0**	**0**	**0**	**80.635**
402	01	00	00	Productos alimenticios y agropecuarios	19.483	0	0	0	0	19.483
402	01	01	00	Alimentos y bebidas para personas	19.483	0	0	0	0	19.483
402	05	00	00	Productos de papel, cartón e impresos	44.753	0	0	0	0	44.753
402	05	03	00	Productos de papel y cartón para oficina	40.113	0	0	0	0	40.113
402	05	99	00	Otros productos de pulpa, papel y cartón	4.640	0	0	0	0	4.640
402	10	00	00	Productos varios y útiles diversos	16.399	0	0	0	0	16.399
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.399	0	0	0	0	6.399
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.650.976**	**0**	**0**	**0**	**0**	**1.650.976**
403	09	00	00	Viáticos y pasajes	112.500	0	0	0	0	112.500
403	09	01	00	Viáticos y pasajes dentro del país	112.500	0	0	0	0	112.500
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.365.000	0	0	0	0	1.365.000
403	10	99	00	Otros servicios profesionales y técnicos	1.365.000	0	0	0	0	1.365.000
403	18	00	00	Impuestos indirectos	173.476	0	0	0	0	173.476
403	18	01	00	Impuesto al valor agregado	173.476	0	0	0	0	173.476
				Totales	**1.731.611**	**0**	**0**	**0**	**0**	**1.731.611**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130419 710078000 DISEÑO E IMPLEMENTACIÓN DE UN SISTEMA INTEGRAL DE PLANIFICACIÓN, PRESUPUESTO, ADMINISTRACIÓN Y SEGUIMIENTO, DE LOS PLANES SECTORIALES Y OPERATIVOS DEL ESTADO.

OBJETIVO DEL PROYECTO: DISEÑAR E IMPLANTAR EL SISTEMA INTEGRAL DE PLANIFICACIÓN ESTRATÉGICA PARA LA ADMINISTRACIÓN PÚBLICA NACIONAL, GARANTIZANDO LA FORMULACIÓN, SEGUIMIENTO Y EVALUACIÓN DE PLANES OPERATIVOS Y ESTRATÉGICOS VINCULADOS A LOS PRESUPUESTOS PÚBLICOS, ASÍ COMO A LA ASIGNACIÓN DE RECURSO EFICIENTE Y BAJO CRITERIOS DE PRUDENCIA Y RACIONALIDAD ECONÓMICA CON BASE A LO DEFINIDO EN LA LEY ORGÁNICA DE PLANIFICACIÓN PÚBLICA Y POPULAR.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE MEDIANO PLAZO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710078003 INTEGRACIÓN, IMPLANTACIÓN Y PROMOCIÓN DE LOS MÓDULOS DEL SISTEMA INTEGRAL DE PLANIFICACIÓN SECTORIAL Y OPERATIVO

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE MEDIANO PLAZO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**37.132**	**0**	**0**	**0**	**0**	**37.132**
402	01	00	00	Productos alimenticios y agropecuarios	18.923	0	0	0	0	18.923
402	01	01	00	Alimentos y bebidas para personas	18.923	0	0	0	0	18.923
402	05	00	00	Productos de papel, cartón e impresos	8.619	0	0	0	0	8.619
402	05	03	00	Productos de papel y cartón para oficina	6.299	0	0	0	0	6.299
402	05	99	00	Otros productos de pulpa, papel y cartón	2.320	0	0	0	0	2.320
402	10	00	00	Productos varios y útiles diversos	9.590	0	0	0	0	9.590
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.590	0	0	0	0	4.590
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.455**	**0**	**0**	**0**	**0**	**4.455**
403	18	00	00	Impuestos indirectos	4.455	0	0	0	0	4.455
403	18	01	00	Impuesto al valor agregado	4.455	0	0	0	0	4.455
				Totales	**41.587**	**0**	**0**	**0**	**0**	**41.587**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130375 710080000 FORTALECIMIENTO DE LA PLANIFICACIÓN Y LA GESTIÓN DEL PERSONAL AL SERVICIO DEL ESTADO

OBJETIVO DEL PROYECTO: LA PLANIFICACIÓN CENTRALIZADA, EFICAZ Y EFICIENTE DE LA GESTIÓN DE PERSONAL EN LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: INSTITUCIÓN

META: 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y EVALUACIÓN DE LA FUNCIÓN PÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.048.936**	**0**	**0**	**0**	**0**	**2.048.936**
402	01	00	00	Productos alimenticios y agropecuarios	1.459.822	0	0	0	0	1.459.822
402	01	01	00	Alimentos y bebidas para personas	1.459.822	0	0	0	0	1.459.822
402	05	00	00	Productos de papel, cartón e impresos	293.580	0	0	0	0	293.580
402	05	01	00	Pulpa de madera, papel y cartón	3.290	0	0	0	0	3.290
402	05	03	00	Productos de papel y cartón para oficina	290.290	0	0	0	0	290.290
402	06	00	00	Productos químicos y derivados	2.862	0	0	0	0	2.862
402	06	08	00	Productos plásticos	2.862	0	0	0	0	2.862
402	10	00	00	Productos varios y útiles diversos	292.672	0	0	0	0	292.672
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	292.652	0	0	0	0	292.652
402	10	08	00	Materiales para equipos de computación	20	0	0	0	0	20
403	**00**	**00**	**00**	**Servicios no personales**	**3.982.036**	**0**	**0**	**0**	**0**	**3.982.036**
403	09	00	00	Viáticos y pasajes	3.344.250	0	0	0	0	3.344.250
403	09	01	00	Viáticos y pasajes dentro del país	3.344.250	0	0	0	0	3.344.250
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	140.250	0	0	0	0	140.250
403	10	99	00	Otros servicios profesionales y técnicos	140.250	0	0	0	0	140.250
403	15	00	00	Servicios fiscales	54.600	0	0	0	0	54.600
403	15	02	00	Tasas y otros derechos obligatorios	54.600	0	0	0	0	54.600
403	18	00	00	Impuestos indirectos	442.936	0	0	0	0	442.936
403	18	01	00	Impuesto al valor agregado	442.936	0	0	0	0	442.936
				Totales	**6.030.972**	**0**	**0**	**0**	**0**	**6.030.972**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 71 - 76

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130375 710080000 FORTALECIMIENTO DE LA PLANIFICACIÓN Y LA GESTIÓN DEL PERSONAL AL SERVICIO DEL ESTADO

OBJETIVO DEL PROYECTO: LA PLANIFICACIÓN CENTRALIZADA, EFICAZ Y EFICIENTE DE LA GESTIÓN DE PERSONAL EN LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y EVALUACIÓN DE LA FUNCIÓN PÚBLICA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130375 710080000 FORTALECIMIENTO DE LA PLANIFICACIÓN Y LA GESTIÓN DEL PERSONAL AL SERVICIO DEL ESTADO

OBJETIVO DEL PROYECTO: LA PLANIFICACIÓN CENTRALIZADA, EFICAZ Y EFICIENTE DE LA GESTIÓN DE PERSONAL EN LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y EVALUACIÓN DE LA FUNCIÓN PÚBLICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710080001 ESTUDIOS ESTRATEGICOS DE LA FUNCIÓN Y EL EMPLEO PÚBLICO EN VENEZUELA Y PAISES DEL ALBA.

UNIDAD DE MEDIDA: ESTUDIO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y EVALUACIÓN DE LA FUNCIÓN PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**194.656**	**0**	**0**	**0**	**0**	**194.656**
402	01	00	00	Productos alimenticios y agropecuarios	100.502	0	0	0	0	100.502
402	01	01	00	Alimentos y bebidas para personas	100.502	0	0	0	0	100.502
402	05	00	00	Productos de papel, cartón e impresos	64.142	0	0	0	0	64.142
402	05	01	00	Pulpa de madera, papel y cartón	1.097	0	0	0	0	1.097
402	05	03	00	Productos de papel y cartón para oficina	63.045	0	0	0	0	63.045
402	10	00	00	Productos varios y útiles diversos	30.012	0	0	0	0	30.012
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	30.012	0	0	0	0	30.012
403	00	00	00	**Servicios no personales**	**1.209.559**	**0**	**0**	**0**	**0**	**1.209.559**
403	09	00	00	Viáticos y pasajes	1.002.750	0	0	0	0	1.002.750
403	09	01	00	Viáticos y pasajes dentro del país	1.002.750	0	0	0	0	1.002.750
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	57.750	0	0	0	0	57.750
403	10	99	00	Otros servicios profesionales y técnicos	57.750	0	0	0	0	57.750
403	15	00	00	Servicios fiscales	29.400	0	0	0	0	29.400
403	15	02	00	Tasas y otros derechos obligatorios	29.400	0	0	0	0	29.400
403	18	00	00	Impuestos indirectos	119.659	0	0	0	0	119.659
403	18	01	00	Impuesto al valor agregado	119.659	0	0	0	0	119.659
				Totales	**1.404.215**	**0**	**0**	**0**	**0**	**1.404.215**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130375 710080000 FORTALECIMIENTO DE LA PLANIFICACIÓN Y LA GESTIÓN DEL PERSONAL AL SERVICIO DEL ESTADO

OBJETIVO DEL PROYECTO: LA PLANIFICACIÓN CENTRALIZADA, EFICAZ Y EFICIENTE DE LA GESTIÓN DE PERSONAL EN LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y EVALUACIÓN DE LA FUNCIÓN PÚBLICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710080002 DISEÑO CONCEPTUAL Y PUESTA EN FUNCIONAMIENTO DE UN SISTEMA DE INFORMACIÓN LABORAL PARA LA ADMINISTRACIÓN DE LA GESTIÓN HUMANA Y SU EVALUACIÓN SEGUIMIENTO Y CONTROL EN LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y EVALUACIÓN DE LA FUNCIÓN PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**209.050**	**0**	**0**	**0**	**0**	**209.050**
402	01	00	00	Productos alimenticios y agropecuarios	21.000	0	0	0	0	21.000
402	01	01	00	Alimentos y bebidas para personas	21.000	0	0	0	0	21.000
402	05	00	00	Productos de papel, cartón e impresos	100.155	0	0	0	0	100.155
402	05	03	00	Productos de papel y cartón para oficina	100.155	0	0	0	0	100.155
402	10	00	00	Productos varios y útiles diversos	87.895	0	0	0	0	87.895
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	87.885	0	0	0	0	87.885
402	10	08	00	Materiales para equipos de computación	10	0	0	0	0	10
403	**00**	**00**	**00**	**Servicios no personales**	**690.486**	**0**	**0**	**0**	**0**	**690.486**
403	09	00	00	Viáticos y pasajes	573.000	0	0	0	0	573.000
403	09	01	00	Viáticos y pasajes dentro del país	573.000	0	0	0	0	573.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	33.000	0	0	0	0	33.000
403	10	99	00	Otros servicios profesionales y técnicos	33.000	0	0	0	0	33.000
403	18	00	00	Impuestos indirectos	84.486	0	0	0	0	84.486
403	18	01	00	Impuesto al valor agregado	84.486	0	0	0	0	84.486
				Totales	**899.536**	**0**	**0**	**0**	**0**	**899.536**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130375 710080000 FORTALECIMIENTO DE LA PLANIFICACIÓN Y LA GESTIÓN DEL PERSONAL AL SERVICIO DEL ESTADO

OBJETIVO DEL PROYECTO: LA PLANIFICACIÓN CENTRALIZADA, EFICAZ Y EFICIENTE DE LA GESTIÓN DE PERSONAL EN LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y EVALUACIÓN DE LA FUNCIÓN PÚBLICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710080003 REALIZAR AUDITORÍAS PARA LA SUPERVISIÓN Y EVALUACIÓN DE LAS OFICINAS DE GESTIÓN HUMANA Y SU CUMPLIMIENTO DE LOS LINEAMIENTOS Y DIRECTRICES EMANADOS DEL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: AUDITORÍA **META:** 60

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y EVALUACIÓN DE LA FUNCIÓN PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**301.415**	**0**	**0**	**0**	**0**	**301.415**
402	01	00	00	Productos alimenticios y agropecuarios	256.500	0	0	0	0	256.500
402	01	01	00	Alimentos y bebidas para personas	256.500	0	0	0	0	256.500
402	05	00	00	Productos de papel, cartón e impresos	31.945	0	0	0	0	31.945
402	05	03	00	Productos de papel y cartón para oficina	31.945	0	0	0	0	31.945
402	10	00	00	Productos varios y útiles diversos	12.970	0	0	0	0	12.970
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.960	0	0	0	0	12.960
402	10	08	00	Materiales para equipos de computación	10	0	0	0	0	10
403	**00**	**00**	**00**	**Servicios no personales**	**2.050.550**	**0**	**0**	**0**	**0**	**2.050.550**
403	09	00	00	Viáticos y pasajes	1.768.500	0	0	0	0	1.768.500
403	09	01	00	Viáticos y pasajes dentro del país	1.768.500	0	0	0	0	1.768.500
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	49.500	0	0	0	0	49.500
403	10	99	00	Otros servicios profesionales y técnicos	49.500	0	0	0	0	49.500
403	15	00	00	Servicios fiscales	25.200	0	0	0	0	25.200
403	15	02	00	Tasas y otros derechos obligatorios	25.200	0	0	0	0	25.200
403	18	00	00	Impuestos indirectos	207.350	0	0	0	0	207.350
403	18	01	00	Impuesto al valor agregado	207.350	0	0	0	0	207.350
				Totales	**2.351.965**	**0**	**0**	**0**	**0**	**2.351.965**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130375 710080000 FORTALECIMIENTO DE LA PLANIFICACIÓN Y LA GESTIÓN DEL PERSONAL AL SERVICIO DEL ESTADO

OBJETIVO DEL PROYECTO: LA PLANIFICACIÓN CENTRALIZADA, EFICAZ Y EFICIENTE DE LA GESTIÓN DE PERSONAL EN LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y EVALUACIÓN DE LA FUNCIÓN PÚBLICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710080004 PROGRAMA DE FORMACIÓN, ASISTENCIA TÉCNICA Y ACOMPAÑAMIENTO DE LA RED DE OFICINAS DE GESTIÓN HUMANA DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y EVALUACIÓN DE LA FUNCIÓN PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.191.550**	**0**	**0**	**0**	**0**	**1.191.550**
402	01	00	00	Productos alimenticios y agropecuarios	1.081.820	0	0	0	0	1.081.820
402	01	01	00	Alimentos y bebidas para personas	1.081.820	0	0	0	0	1.081.820
402	05	00	00	Productos de papel, cartón e impresos	33.991	0	0	0	0	33.991
402	05	01	00	Pulpa de madera, papel y cartón	1.096	0	0	0	0	1.096
402	05	03	00	Productos de papel y cartón para oficina	32.895	0	0	0	0	32.895
402	06	00	00	Productos químicos y derivados	471	0	0	0	0	471
402	06	08	00	Productos plásticos	471	0	0	0	0	471
402	10	00	00	Productos varios y útiles diversos	75.268	0	0	0	0	75.268
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	75.268	0	0	0	0	75.268
403	**00**	**00**	**00**	**Servicios no personales**	**13.168**	**0**	**0**	**0**	**0**	**13.168**
403	18	00	00	Impuestos indirectos	13.168	0	0	0	0	13.168
403	18	01	00	Impuesto al valor agregado	13.168	0	0	0	0	13.168
				Totales	**1.204.718**	**0**	**0**	**0**	**0**	**1.204.718**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130375 710080000 FORTALECIMIENTO DE LA PLANIFICACIÓN Y LA GESTIÓN DEL PERSONAL AL SERVICIO DEL ESTADO

OBJETIVO DEL PROYECTO: LA PLANIFICACIÓN CENTRALIZADA, EFICAZ Y EFICIENTE DE LA GESTIÓN DE PERSONAL EN LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y EVALUACIÓN DE LA FUNCIÓN PÚBLICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710080005 RECOPILACIÓN, ACTUALIZACIÓN Y REGISTRO DE DATOS SOBRE LA GESTIÓN HUMANA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y EVALUACIÓN DE LA FUNCIÓN PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**64.235**	**0**	**0**	**0**	**0**	**64.235**
402	05	00	00	Productos de papel, cartón e impresos	35.822	0	0	0	0	35.822
402	05	01	00	Pulpa de madera, papel y cartón	1.097	0	0	0	0	1.097
402	05	03	00	Productos de papel y cartón para oficina	34.725	0	0	0	0	34.725
402	06	00	00	Productos químicos y derivados	471	0	0	0	0	471
402	06	08	00	Productos plásticos	471	0	0	0	0	471
402	10	00	00	Productos varios y útiles diversos	27.942	0	0	0	0	27.942
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	27.942	0	0	0	0	27.942
403	**00**	**00**	**00**	**Servicios no personales**	**7.708**	**0**	**0**	**0**	**0**	**7.708**
403	18	00	00	Impuestos indirectos	7.708	0	0	0	0	7.708
403	18	01	00	Impuesto al valor agregado	7.708	0	0	0	0	7.708
				Totales	**71.943**	**0**	**0**	**0**	**0**	**71.943**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130375 710080000 FORTALECIMIENTO DE LA PLANIFICACIÓN Y LA GESTIÓN DEL PERSONAL AL SERVICIO DEL ESTADO

OBJETIVO DEL PROYECTO: LA PLANIFICACIÓN CENTRALIZADA, EFICAZ Y EFICIENTE DE LA GESTIÓN DE PERSONAL EN LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y EVALUACIÓN DE LA FUNCIÓN PÚBLICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710080006 CONCEPTUALIZACIÓN, DISEÑO INSTITUCIONAL, MODELO DE GESTIÓN, CREACIÓN Y PUESTA EN FUNCIONAMIENTO DE UNA SUPERINTENDENCIA DE LA GESTIÓN HUMANA EN LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y EVALUACIÓN DE LA FUNCIÓN PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**88.030**	**0**	**0**	**0**	**0**	**88.030**
402	05	00	00	Productos de papel, cartón e impresos	27.525	0	0	0	0	27.525
402	05	03	00	Productos de papel y cartón para oficina	27.525	0	0	0	0	27.525
402	06	00	00	Productos químicos y derivados	1.920	0	0	0	0	1.920
402	06	08	00	Productos plásticos	1.920	0	0	0	0	1.920
402	10	00	00	Productos varios y útiles diversos	58.585	0	0	0	0	58.585
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	58.585	0	0	0	0	58.585
403	00	00	00	**Servicios no personales**	**10.565**	**0**	**0**	**0**	**0**	**10.565**
403	18	00	00	Impuestos indirectos	10.565	0	0	0	0	10.565
403	18	01	00	Impuesto al valor agregado	10.565	0	0	0	0	10.565
				Totales	**98.595**	**0**	**0**	**0**	**0**	**98.595**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130379 710084000 NUEVO MODELO PARA LA GESTIÓN HUMANA EN LA ADMINISTRACIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: TRANSFORMACIÓN DEL MODELO DE REMUNERACIÓN Y BENEFICIOS SOCIOECONÓMICOS PARA LOS TRABAJADORES Y TRABAJADORAS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: LINEAMIENTO **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y EVALUACIÓN DE LA FUNCIÓN PÚBLICA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**608.981**	**0**	**0**	**0**	**0**	**608.981**
402	01	00	00	Productos alimenticios y agropecuarios	52.900	0	0	0	0	52.900
402	01	01	00	Alimentos y bebidas para personas	52.900	0	0	0	0	52.900
402	05	00	00	Productos de papel, cartón e impresos	490.592	0	0	0	0	490.592
402	05	01	00	Pulpa de madera, papel y cartón	2.632	0	0	0	0	2.632
402	05	03	00	Productos de papel y cartón para oficina	487.960	0	0	0	0	487.960
402	06	00	00	Productos químicos y derivados	752	0	0	0	0	752
402	06	08	00	Productos plásticos	752	0	0	0	0	752
402	10	00	00	Productos varios y útiles diversos	64.737	0	0	0	0	64.737
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	64.737	0	0	0	0	64.737
403	**00**	**00**	**00**	**Servicios no personales**	**66.732**	**0**	**0**	**0**	**0**	**66.732**
403	18	00	00	Impuestos indirectos	66.732	0	0	0	0	66.732
403	18	01	00	Impuesto al valor agregado	66.732	0	0	0	0	66.732
				Totales	**675.713**	**0**	**0**	**0**	**0**	**675.713**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130379 710084000 NUEVO MODELO PARA LA GESTIÓN HUMANA EN LA ADMINISTRACIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: TRANSFORMACIÓN DEL MODELO DE REMUNERACIÓN Y BENEFICIOS SOCIOECONÓMICOS PARA LOS TRABAJADORES Y TRABAJADORAS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: LINEAMIENTO **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y EVALUACIÓN DE LA FUNCIÓN PÚBLICA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130379 710084000 NUEVO MODELO PARA LA GESTIÓN HUMANA EN LA ADMINISTRACIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: TRANSFORMACIÓN DEL MODELO DE REMUNERACIÓN Y BENEFICIOS SOCIOECONÓMICOS PARA LOS TRABAJADORES Y TRABAJADORAS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: LINEAMIENTO **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y EVALUACIÓN DE LA FUNCIÓN PÚBLICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710084001 LINEAMIENTOS Y DIRECTRICES PARA LA DESCRIPCIÓN Y ESTRUCTURAS DE CARGO, CAPTACIÓN, SELECCIÓN, INGRESO, ASCENSO, PROMOCIÓN, EVALUACIÓN, TRASLADO, TRANSFERENCIA, COMISIONES, PERMISOS Y EGRESO EN LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: LINEAMIENTO **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y EVALUACIÓN DE LA FUNCIÓN PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**134.574**	**0**	**0**	**0**	**0**	**134.574**
402	05	00	00	Productos de papel, cartón e impresos	110.625	0	0	0	0	110.625
402	05	03	00	Productos de papel y cartón para oficina	110.625	0	0	0	0	110.625
402	10	00	00	Productos varios y útiles diversos	23.949	0	0	0	0	23.949
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	23.949	0	0	0	0	23.949
403	00	00	00	**Servicios no personales**	**16.148**	**0**	**0**	**0**	**0**	**16.148**
403	18	00	00	Impuestos indirectos	16.148	0	0	0	0	16.148
403	18	01	00	Impuesto al valor agregado	16.148	0	0	0	0	16.148
				Totales	**150.722**	**0**	**0**	**0**	**0**	**150.722**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130379 710084000 NUEVO MODELO PARA LA GESTIÓN HUMANA EN LA ADMINISTRACIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: TRANSFORMACIÓN DEL MODELO DE REMUNERACIÓN Y BENEFICIOS SOCIOECONÓMICOS PARA LOS TRABAJADORES Y TRABAJADORAS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: LINEAMIENTO **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y EVALUACIÓN DE LA FUNCIÓN PÚBLICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710084002 LINEAMIENTOS Y DIRECTRICES PARA LA REMUNERACIÓN, APLICACIÓN DE BENEFICIOS SOCIOECONÓMICOS LABORALES Y LA NEGOCIACIÓN DE LAS CONVENCIONES COLECTIVAS EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: LINEAMIENTO **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y EVALUACIÓN DE LA FUNCIÓN PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**215.435**	**0**	**0**	**0**	**0**	**215.435**
402	01	00	00	Productos alimenticios y agropecuarios	26.450	0	0	0	0	26.450
402	01	01	00	Alimentos y bebidas para personas	26.450	0	0	0	0	26.450
402	05	00	00	Productos de papel, cartón e impresos	171.916	0	0	0	0	171.916
402	05	01	00	Pulpa de madera, papel y cartón	1.316	0	0	0	0	1.316
402	05	03	00	Productos de papel y cartón para oficina	170.600	0	0	0	0	170.600
402	06	00	00	Productos químicos y derivados	376	0	0	0	0	376
402	06	08	00	Productos plásticos	376	0	0	0	0	376
402	10	00	00	Productos varios y útiles diversos	16.693	0	0	0	0	16.693
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	16.693	0	0	0	0	16.693
403	**00**	**00**	**00**	**Servicios no personales**	**22.678**	**0**	**0**	**0**	**0**	**22.678**
403	18	00	00	Impuestos indirectos	22.678	0	0	0	0	22.678
403	18	01	00	Impuesto al valor agregado	22.678	0	0	0	0	22.678
				Totales	**238.113**	**0**	**0**	**0**	**0**	**238.113**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130379 710084000 NUEVO MODELO PARA LA GESTIÓN HUMANA EN LA ADMINISTRACIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: TRANSFORMACIÓN DEL MODELO DE REMUNERACIÓN Y BENEFICIOS SOCIOECONÓMICOS PARA LOS TRABAJADORES Y TRABAJADORAS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: LINEAMIENTO **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y EVALUACIÓN DE LA FUNCIÓN PÚBLICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710084003 REVISIÓN, EN CONJUNTO CON LA TESORERÍA DE LA SEGURIDAD SOCIAL, DE LOS DISTINTOS SISTEMAS DE JUBILACIÓN Y PENSIONES EXISTENTES EN LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y EVALUACIÓN DE LA FUNCIÓN PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**93.191**	**0**	**0**	**0**	**0**	**93.191**
402	01	00	00	Productos alimenticios y agropecuarios	26.450	0	0	0	0	26.450
402	01	01	00	Alimentos y bebidas para personas	26.450	0	0	0	0	26.450
402	05	00	00	Productos de papel, cartón e impresos	61.316	0	0	0	0	61.316
402	05	01	00	Pulpa de madera, papel y cartón	1.316	0	0	0	0	1.316
402	05	03	00	Productos de papel y cartón para oficina	60.000	0	0	0	0	60.000
402	06	00	00	Productos químicos y derivados	188	0	0	0	0	188
402	06	08	00	Productos plásticos	188	0	0	0	0	188
402	10	00	00	Productos varios y útiles diversos	5.237	0	0	0	0	5.237
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.237	0	0	0	0	5.237
403	**00**	**00**	**00**	**Servicios no personales**	**8.009**	**0**	**0**	**0**	**0**	**8.009**
403	18	00	00	Impuestos indirectos	8.009	0	0	0	0	8.009
403	18	01	00	Impuesto al valor agregado	8.009	0	0	0	0	8.009
				Totales	**101.200**	**0**	**0**	**0**	**0**	**101.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130379 710084000 NUEVO MODELO PARA LA GESTIÓN HUMANA EN LA ADMINISTRACIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: TRANSFORMACIÓN DEL MODELO DE REMUNERACIÓN Y BENEFICIOS SOCIOECONÓMICOS PARA LOS TRABAJADORES Y TRABAJADORAS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: LINEAMIENTO **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y EVALUACIÓN DE LA FUNCIÓN PÚBLICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710084004 PROPONER UN SISTEMA DE ESCALA DE SUELDOS Y SALARIOS DE LOS FUNCIONARIOS Y FUNCIONARIAS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y EVALUACIÓN DE LA FUNCIÓN PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**40.162**	**0**	**0**	**0**	**0**	**40.162**
402	05	00	00	Productos de papel, cartón e impresos	32.345	0	0	0	0	32.345
402	05	03	00	Productos de papel y cartón para oficina	32.345	0	0	0	0	32.345
402	10	00	00	Productos varios y útiles diversos	7.817	0	0	0	0	7.817
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.817	0	0	0	0	7.817
403	**00**	**00**	**00**	**Servicios no personales**	**4.819**	**0**	**0**	**0**	**0**	**4.819**
403	18	00	00	Impuestos indirectos	4.819	0	0	0	0	4.819
403	18	01	00	Impuesto al valor agregado	4.819	0	0	0	0	4.819
				Totales	**44.981**	**0**	**0**	**0**	**0**	**44.981**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 130379 710084000 NUEVO MODELO PARA LA GESTIÓN HUMANA EN LA ADMINISTRACIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: TRANSFORMACIÓN DEL MODELO DE REMUNERACIÓN Y BENEFICIOS SOCIOECONÓMICOS PARA LOS TRABAJADORES Y TRABAJADORAS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: LINEAMIENTO **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y EVALUACIÓN DE LA FUNCIÓN PÚBLICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710084005 SISTEMA DE EVALUACIÓN DE COSTOS, MAPA, CLASIFICACIÓN Y SEGUIMIENTO DE LAS CONVENCIONES COLECTIVAS DE TRABAJO EN EL SECTOR PÚBLICO.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y EVALUACIÓN DE LA FUNCIÓN PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**65.425**	**0**	**0**	**0**	**0**	**65.425**
402	05	00	00	Productos de papel, cartón e impresos	60.000	0	0	0	0	60.000
402	05	03	00	Productos de papel y cartón para oficina	60.000	0	0	0	0	60.000
402	06	00	00	Productos químicos y derivados	188	0	0	0	0	188
402	06	08	00	Productos plásticos	188	0	0	0	0	188
402	10	00	00	Productos varios y útiles diversos	5.237	0	0	0	0	5.237
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.237	0	0	0	0	5.237
403	**00**	**00**	**00**	**Servicios no personales**	**7.851**	**0**	**0**	**0**	**0**	**7.851**
403	18	00	00	Impuestos indirectos	7.851	0	0	0	0	7.851
403	18	01	00	Impuesto al valor agregado	7.851	0	0	0	0	7.851
				Totales	**73.276**	**0**	**0**	**0**	**0**	**73.276**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 130379 710084000 NUEVO MODELO PARA LA GESTIÓN HUMANA EN LA ADMINISTRACIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: TRANSFORMACIÓN DEL MODELO DE REMUNERACIÓN Y BENEFICIOS SOCIOECONÓMICOS PARA LOS TRABAJADORES Y TRABAJADORAS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL.

UNIDAD DE MEDIDA: LINEAMIENTO **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y EVALUACIÓN DE LA FUNCIÓN PÚBLICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 710084006 PROYECTO DE LA LEY DEL ESTATUTO DE LOS TRABAJADORES Y TRABAJADORAS AL SERVICIO DE LA ADMINISTRACIÓN PÚBLICA NACIONAL Y SU REGLAMENTO.

UNIDAD DE MEDIDA: PROYECTO DE INVESTIGACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y EVALUACIÓN DE LA FUNCIÓN PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**60.194**	**0**	**0**	**0**	**0**	**60.194**
402	05	00	00	Productos de papel, cartón e impresos	54.390	0	0	0	0	54.390
402	05	03	00	Productos de papel y cartón para oficina	54.390	0	0	0	0	54.390
402	10	00	00	Productos varios y útiles diversos	5.804	0	0	0	0	5.804
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.804	0	0	0	0	5.804
403	**00**	**00**	**00**	**Servicios no personales**	**7.227**	**0**	**0**	**0**	**0**	**7.227**
403	18	00	00	Impuestos indirectos	7.227	0	0	0	0	7.227
403	18	01	00	Impuesto al valor agregado	7.227	0	0	0	0	7.227
				Totales	**67.421**	**0**	**0**	**0**	**0**	**67.421**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 719999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.087.377.109

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**681.970.681**	**1.405.406.428**	**0**	**0**	**0**	**2.087.377.109**
407	01	00	00	Transferencias y donaciones corrientes internas	681.970.681	1.405.406.428	0	0	0	2.087.377.109
407	01	03	00	Transferencias corrientes internas al sector público	681.970.681	1.405.406.428	0	0	0	2.087.377.109
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	668.090.298	243.251.278	0	0	0	911.341.576
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	13.880.383	1.162.155.150	0	0	0	1.176.035.533
				Totales	**681.970.681**	**1.405.406.428**	**0**	**0**	**0**	**2.087.377.109**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 719999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.087.377.109

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**681.970.681**	**1.405.406.428**	0	0	0	**2.087.377.109**
407	01	00	00	Transferencias y donaciones corrientes internas	681.970.681	1.405.406.428	0	0	0	2.087.377.109
407	01	03	00	Transferencias corrientes internas al sector público	681.970.681	1.405.406.428	0	0	0	2.087.377.109
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	668.090.298	243.251.278	0	0	0	911.341.576
				- A0015 Corporación de Desarrollo de la Región Central (CORPOCENTRO)	5.500.000	0	0	0	0	5.500.000
				- A0016 Corporación de Desarrollo de la Región de los Llanos (CORPOLLANOS)	28.993.750	0	0	0	0	28.993.750
				- A0018 Corporación de Desarrollo de la Región de los Andes (CORPOANDES)	14.974.809	0	0	0	0	14.974.809
				- A0019 Corporación de Desarrollo de la Región Zuliana (CORPOZULIA)	11.872.614	0	0	0	0	11.872.614
				- A0198 Instituto Nacional de Estadística (INE)	345.592.566	133.001.278	0	0	0	478.593.844
				- A0325 Fundación Escuela de Gerencia Social (FEGS)	7.161.752	0	0	0	0	7.161.752
				- A0455 Fundación Escuela Venezolana de Planificación	152.773.304	0	0	0	0	152.773.304
				- A0909 Instituto Geográfico de Venezuela "Simón Bolívar"	101.221.503	110.250.000	0	0	0	211.471.503
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	13.880.383	1.162.155.150	0	0	0	1.176.035.533
				- A0296 Corporación de Desarrollo de la Cuenca del Río Tuy "Francisco de Miranda", S.A. (CORPOMIRANDA, S.A.)	0	1.162.155.150	0	0	0	1.162.155.150
				- A0298 Corporación Especial para el Desarrollo Integral del Estado Amazonas, S.A. (CORPOAMAZONAS,S.A.)	13.880.383	0	0	0	0	13.880.383
				Totales	**681.970.681**	**1.405.406.428**	0	0	0	**2.087.377.109**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 719999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.087.377.109

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 719999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CORPORACIÓN DE DESARROLLO DE LA REGIÓN ZULIANA (CORPOZULIA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 11.872.614

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**11.872.614**	**0**	**0**	**0**	**0**	**11.872.614**
407	01	00	00	Transferencias y donaciones corrientes internas	11.872.614	0	0	0	0	11.872.614
407	01	03	00	Transferencias corrientes internas al sector público	11.872.614	0	0	0	0	11.872.614
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	11.872.614	0	0	0	0	11.872.614
				Totales	**11.872.614**	**0**	**0**	**0**	**0**	**11.872.614**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 719999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.087.377.109

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 719999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE ESTADÍSTICA (INE)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 478.593.844

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**345.592.566**	**133.001.278**	**0**	**0**	**0**	**478.593.844**
407	01	00	00	Transferencias y donaciones corrientes internas	345.592.566	133.001.278	0	0	0	478.593.844
407	01	03	00	Transferencias corrientes internas al sector público	345.592.566	133.001.278	0	0	0	478.593.844
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	345.592.566	133.001.278	0	0	0	478.593.844
				Totales	**345.592.566**	**133.001.278**	**0**	**0**	**0**	**478.593.844**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 719999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.087.377.109

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 719999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN ESCUELA DE GERENCIA SOCIAL (FEGS)

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.161.752

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.161.752**	**0**	**0**	**0**	**0**	**7.161.752**
407	01	00	00	Transferencias y donaciones corrientes internas	7.161.752	0	0	0	0	7.161.752
407	01	03	00	Transferencias corrientes internas al sector público	7.161.752	0	0	0	0	7.161.752
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	7.161.752	0	0	0	0	7.161.752
				Totales	**7.161.752**	**0**	**0**	**0**	**0**	**7.161.752**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 719999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.087.377.109

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 719999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN ESCUELA VENEZOLANA DE PLANIFICACIÓN

UNIDAD DE MEDIDA: BOLÍVAR **META:** 152.773.304

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**152.773.304**	**0**	**0**	**0**	**0**	**152.773.304**
407	01	00	00	Transferencias y donaciones corrientes internas	152.773.304	0	0	0	0	152.773.304
407	01	03	00	Transferencias corrientes internas al sector público	152.773.304	0	0	0	0	152.773.304
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	152.773.304	0	0	0	0	152.773.304
				Totales	**152.773.304**	**0**	**0**	**0**	**0**	**152.773.304**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 719999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.087.377.109

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 719999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO GEOGRÁFICO DE VENEZUELA "SIMÓN BOLÍVAR"

UNIDAD DE MEDIDA: BOLÍVAR

META: 211.471.503

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**101.221.503**	**110.250.000**	**0**	**0**	**0**	**211.471.503**
407	01	00	00	Transferencias y donaciones corrientes internas	101.221.503	110.250.000	0	0	0	211.471.503
407	01	03	00	Transferencias corrientes internas al sector público	101.221.503	110.250.000	0	0	0	211.471.503
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	101.221.503	110.250.000	0	0	0	211.471.503
				Totales	**101.221.503**	**110.250.000**	**0**	**0**	**0**	**211.471.503**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 719999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.087.377.109

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 719999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CORPORACIÓN DE DESARROLLO DE LA REGIÓN DE LOS LLANOS (CORPOLLANOS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 28.993.750

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**28.993.750**	**0**	**0**	**0**	**0**	**28.993.750**
407	01	00	00	Transferencias y donaciones corrientes internas	28.993.750	0	0	0	0	28.993.750
407	01	03	00	Transferencias corrientes internas al sector público	28.993.750	0	0	0	0	28.993.750
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	28.993.750	0	0	0	0	28.993.750
				Totales	**28.993.750**	**0**	**0**	**0**	**0**	**28.993.750**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 719999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.087.377.109

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 719999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CORPORACIÓN DE DESARROLLO DE LA REGIÓN DE LOS ANDES (CORPOANDES)

UNIDAD DE MEDIDA: BOLÍVAR

META: 14.974.809

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**14.974.809**	**0**	**0**	**0**	**0**	**14.974.809**
407	01	00	00	Transferencias y donaciones corrientes internas	14.974.809	0	0	0	0	14.974.809
407	01	03	00	Transferencias corrientes internas al sector público	14.974.809	0	0	0	0	14.974.809
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	14.974.809	0	0	0	0	14.974.809
				Totales	**14.974.809**	**0**	**0**	**0**	**0**	**14.974.809**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **PROYECTO:** 719999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.087.377.109

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 719999011 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CORPORACIÓN DE DESARROLLO DE LA REGIÓN CENTRAL (CORPOCENTRO)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 5.500.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.500.000**	**0**	**0**	**0**	**0**	**5.500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	5.500.000	0	0	0	0	5.500.000
407	01	03	00	Transferencias corrientes internas al sector público	5.500.000	0	0	0	0	5.500.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.500.000	0	0	0	0	5.500.000
				Totales	**5.500.000**	**0**	**0**	**0**	**0**	**5.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 719999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.087.377.109

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 719999012 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CORPORACIÓN ESPECIAL PARA EL DESARROLLO INTEGRAL DEL ESTADO AMAZONAS, S.A. (CORPOAMAZONAS,S.A.)

UNIDAD DE MEDIDA: BOLÍVAR

META: 13.880.383

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**13.880.383**	**0**	**0**	**0**	**0**	**13.880.383**
407	01	00	00	Transferencias y donaciones corrientes internas	13.880.383	0	0	0	0	13.880.383
407	01	03	00	Transferencias corrientes internas al sector público	13.880.383	0	0	0	0	13.880.383
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	13.880.383	0	0	0	0	13.880.383
				Totales	**13.880.383**	**0**	**0**	**0**	**0**	**13.880.383**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PROYECTO: 719999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.087.377.109

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 719999014 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CORPORACIÓN DE DESARROLLO DE LA CUENCA DEL RÍO TUY "FRANCISCO DE MIRANDA", S.A. (CORPOMIRANDA, S.A.)

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.162.155.150

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**1.162.155.150**	**0**	**0**	**0**	**1.162.155.150**
407	01	00	00	Transferencias y donaciones corrientes internas	0	1.162.155.150	0	0	0	1.162.155.150
407	01	03	00	Transferencias corrientes internas al sector público	0	1.162.155.150	0	0	0	1.162.155.150
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	0	1.162.155.150	0	0	0	1.162.155.150
				Totales	**0**	**1.162.155.150**	**0**	**0**	**0**	**1.162.155.150**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

ACCIÓN CENTRALIZADA: 710001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**333.603.263**	**0**	**0**	**0**	**0**	**333.603.263**
401	01	00	00	Sueldos, salarios y otras retribuciones	69.715.364	0	0	0	0	69.715.364
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	17.574.702	0	0	0	0	17.574.702
401	01	03	00	Suplencias a empleados	155.613	0	0	0	0	155.613
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.073.057	0	0	0	0	2.073.057
401	01	18	00	Remuneraciones al personal contratado	48.107.387	0	0	0	0	48.107.387
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	48.107.387	0	0	0	0	48.107.387
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	329.209	0	0	0	0	329.209
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	302.335	0	0	0	0	302.335
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.173.061	0	0	0	0	1.173.061
401	03	00	00	Primas	11.364.329	0	0	0	0	11.364.329
401	03	08	00	Primas de profesionalización a empleados	2.201.832	0	0	0	0	2.201.832
401	03	09	00	Primas por antigüedad a empleados	2.062.414	0	0	0	0	2.062.414
401	03	21	00	Primas por antigüedad a obreros	277.763	0	0	0	0	277.763
401	03	22	00	Primas de profesionalización a obreros	31.881	0	0	0	0	31.881
401	03	40	00	Primas de profesionalización al personal contratado	3.159.718	0	0	0	0	3.159.718
401	03	41	00	Primas por antigüedad al personal contratado	2.529.972	0	0	0	0	2.529.972
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	73.915	0	0	0	0	73.915
401	03	95	00	Otras primas al personal de alto nivel y de dirección	813.061	0	0	0	0	813.061
401	03	96	00	Otras primas al personal contratado	145.501	0	0	0	0	145.501
401	03	97	00	Otras primas a empleados	50.440	0	0	0	0	50.440
401	03	98	00	Otras primas a obreros	17.832	0	0	0	0	17.832
401	04	00	00	Complementos de sueldos y salarios	35.794.257	0	0	0	0	35.794.257
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	13.270	0	0	0	0	13.270
401	04	06	00	Complemento a empleados por comisión de servicios	1.451.918	0	0	0	0	1.451.918
401	04	08	00	Bono compensatorio de alimentación a empleados	4.714.240	0	0	0	0	4.714.240
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	794.610	0	0	0	0	794.610
401	04	18	00	Bono compensatorio de alimentación a obreros	1.780.936	0	0	0	0	1.780.936
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	5.190.528	0	0	0	0	5.190.528
401	04	26	00	Bono compensatorio de alimentación al personal contratado	20.061.709	0	0	0	0	20.061.709
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	261.902	0	0	0	0	261.902
401	04	96	00	Otros complementos a empleados	729.737	0	0	0	0	729.737

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

ACCIÓN CENTRALIZADA: 710001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	97	00	Otros complementos a obreros	242.502	0	0	0	0	242.502
401	04	98	00	Otros complementos al personal contratado	552.905	0	0	0	0	552.905
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	41.219.458	0	0	0	0	41.219.458
401	05	01	00	Aguinaldos a empleados	7.985.586	0	0	0	0	7.985.586
401	05	03	00	Bono vacacional a empleados	2.395.676	0	0	0	0	2.395.676
401	05	04	00	Aguinaldos a obreros	1.344.156	0	0	0	0	1.344.156
401	05	06	00	Bono vacacional a obreros	258.078	0	0	0	0	258.078
401	05	07	00	Aguinaldos al personal contratado	22.235.966	0	0	0	0	22.235.966
401	05	08	00	Bono vacacional al personal contratado	6.151.737	0	0	0	0	6.151.737
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	135.491	0	0	0	0	135.491
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	40.647	0	0	0	0	40.647
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	517.016	0	0	0	0	517.016
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	155.105	0	0	0	0	155.105
401	06	00	00	Aportes patronales y legales	13.248.047	0	0	0	0	13.248.047
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.940.498	0	0	0	0	1.940.498
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	646.833	0	0	0	0	646.833
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	466.457	0	0	0	0	466.457
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	479.135	0	0	0	0	479.135
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	209.043	0	0	0	0	209.043
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	69.681	0	0	0	0	69.681
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	46.454	0	0	0	0	46.454
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	54.035	0	0	0	0	54.035
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.982.907	0	0	0	0	4.982.907
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.334.158	0	0	0	0	1.334.158
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.107.313	0	0	0	0	1.107.313
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	32.925	0	0	0	0	32.925
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	10.975	0	0	0	0	10.975
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	8.129	0	0	0	0	8.129
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	125.635	0	0	0	0	125.635
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	41.879	0	0	0	0	41.879

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

ACCIÓN CENTRALIZADA: 710001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	31.021	0	0	0	0	31.021
401	06	95	00	Otros aportes legales por personal contratado	1.660.969	0	0	0	0	1.660.969
401	07	00	00	Asistencia socio-económica	139.124.733	0	0	0	0	139.124.733
401	07	01	00	Capacitación y adiestramiento a empleados	131.909	0	0	0	0	131.909
401	07	02	00	Becas a empleados	779.770	0	0	0	0	779.770
401	07	03	00	Ayudas por matrimonio a empleados	9.916	0	0	0	0	9.916
401	07	04	00	Ayudas por nacimiento de hijos a empleados	48.500	0	0	0	0	48.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	8.197.551	0	0	0	0	8.197.551
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	20.319.827	0	0	0	0	20.319.827
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	325.923	0	0	0	0	325.923
401	07	10	00	Dotación de uniformes a empleados	1.959.417	0	0	0	0	1.959.417
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	587.273	0	0	0	0	587.273
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	327.378	0	0	0	0	327.378
401	07	17	00	Capacitación y adiestramiento a obreros	40.308	0	0	0	0	40.308
401	07	18	00	Becas a obreros	250.990	0	0	0	0	250.990
401	07	19	00	Ayudas por matrimonio de obreros	20.855	0	0	0	0	20.855
401	07	20	00	Ayudas por nacimiento de hijos de obreros	35.405	0	0	0	0	35.405
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.118.821	0	0	0	0	1.118.821
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	4.372.621	0	0	0	0	4.372.621
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	85.555	0	0	0	0	85.555
401	07	26	00	Dotación de uniformes a obreros	834.207	0	0	0	0	834.207
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	449.223	0	0	0	0	449.223
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	48.015	0	0	0	0	48.015
401	07	74	00	Capacitación y adiestramiento al personal contratado	132.831	0	0	0	0	132.831
401	07	75	00	Becas al personal contratado	1.756.927	0	0	0	0	1.756.927
401	07	76	00	Ayudas por matrimonio al personal contratado	9.700	0	0	0	0	9.700
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	16.975	0	0	0	0	16.975
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	20.541.354	0	0	0	0	20.541.354
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	41.925.718	0	0	0	0	41.925.718
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	452.218	0	0	0	0	452.218
401	07	83	00	Dotación de uniformes al personal contratado	19.400	0	0	0	0	19.400

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

ACCIÓN CENTRALIZADA: 710001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	725.669	0	0	0	0	725.669
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	654.756	0	0	0	0	654.756
401	07	96	00	Otras subvenciones a empleados	8.870.895	0	0	0	0	8.870.895
401	07	97	00	Otras subvenciones a obreros	1.431.457	0	0	0	0	1.431.457
401	07	99	00	Otras subvenciones al personal contratado	22.643.369	0	0	0	0	22.643.369
401	08	00	00	Prestaciones sociales e indemnizaciones	22.821.235	0	0	0	0	22.821.235
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.656.457	0	0	0	0	5.656.457
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	952.110	0	0	0	0	952.110
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	15.750.476	0	0	0	0	15.750.476
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	95.973	0	0	0	0	95.973
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	366.219	0	0	0	0	366.219
401	96	00	00	Otros gastos del personal empleado	242.502	0	0	0	0	242.502
401	96	01	00	Otros gastos del personal empleado	242.502	0	0	0	0	242.502
401	97	00	00	Otros gastos del personal obrero	73.338	0	0	0	0	73.338
401	97	01	00	Otros gastos del personal obrero	73.338	0	0	0	0	73.338
403	**00**	**00**	**00**	**Servicios no personales**	**36.432.750**	**0**	**0**	**0**	**0**	**36.432.750**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	16.580.817	0	0	0	0	16.580.817
403	08	03	00	Comisiones y gastos de adquisición de seguros	16.580.817	0	0	0	0	16.580.817
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	5.258.395	0	0	0	0	5.258.395
403	10	07	00	Servicios de capacitación y adiestramiento	5.258.395	0	0	0	0	5.258.395
403	16	00	00	Servicios de diversión, esparcimiento y culturales	9.600.000	0	0	0	0	9.600.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	9.600.000	0	0	0	0	9.600.000
403	18	00	00	Impuestos indirectos	3.611.138	0	0	0	0	3.611.138
403	18	01	00	Impuesto al valor agregado	3.611.138	0	0	0	0	3.611.138
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.382.400	0	0	0	0	1.382.400
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.382.400	0	0	0	0	1.382.400
				Totales	**370.036.013**	**0**	**0**	**0**	**0**	**370.036.013**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

71 - 107

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

ACCIÓN CENTRALIZADA: 710001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

ACCIÓN CENTRALIZADA: 710001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 710001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**333.603.263**	**0**	**0**	**0**	**0**	**333.603.263**
401	01	00	00	Sueldos, salarios y otras retribuciones	69.715.364	0	0	0	0	69.715.364
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	17.574.702	0	0	0	0	17.574.702
401	01	03	00	Suplencias a empleados	155.613	0	0	0	0	155.613
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.073.057	0	0	0	0	2.073.057
401	01	18	00	Remuneraciones al personal contratado	48.107.387	0	0	0	0	48.107.387
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	48.107.387	0	0	0	0	48.107.387
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	329.209	0	0	0	0	329.209
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	302.335	0	0	0	0	302.335
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.173.061	0	0	0	0	1.173.061
401	03	00	00	Primas	11.364.329	0	0	0	0	11.364.329
401	03	08	00	Primas de profesionalización a empleados	2.201.832	0	0	0	0	2.201.832
401	03	09	00	Primas por antigüedad a empleados	2.062.414	0	0	0	0	2.062.414
401	03	21	00	Primas por antigüedad a obreros	277.763	0	0	0	0	277.763
401	03	22	00	Primas de profesionalización a obreros	31.881	0	0	0	0	31.881
401	03	40	00	Primas de profesionalización al personal contratado	3.159.718	0	0	0	0	3.159.718
401	03	41	00	Primas por antigüedad al personal contratado	2.529.972	0	0	0	0	2.529.972
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	73.915	0	0	0	0	73.915
401	03	95	00	Otras primas al personal de alto nivel y de dirección	813.061	0	0	0	0	813.061
401	03	96	00	Otras primas al personal contratado	145.501	0	0	0	0	145.501
401	03	97	00	Otras primas a empleados	50.440	0	0	0	0	50.440
401	03	98	00	Otras primas a obreros	17.832	0	0	0	0	17.832
401	04	00	00	Complementos de sueldos y salarios	35.794.257	0	0	0	0	35.794.257
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	13.270	0	0	0	0	13.270
401	04	06	00	Complemento a empleados por comisión de servicios	1.451.918	0	0	0	0	1.451.918
401	04	08	00	Bono compensatorio de alimentación a empleados	4.714.240	0	0	0	0	4.714.240
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	794.610	0	0	0	0	794.610

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

ACCIÓN CENTRALIZADA: 710001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 710001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	1.780.936	0	0	0	0	1.780.936
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	5.190.528	0	0	0	0	5.190.528
401	04	26	00	Bono compensatorio de alimentación al personal contratado	20.061.709	0	0	0	0	20.061.709
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	261.902	0	0	0	0	261.902
401	04	96	00	Otros complementos a empleados	729.737	0	0	0	0	729.737
401	04	97	00	Otros complementos a obreros	242.502	0	0	0	0	242.502
401	04	98	00	Otros complementos al personal contratado	552.905	0	0	0	0	552.905
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	41.219.458	0	0	0	0	41.219.458
401	05	01	00	Aguinaldos a empleados	7.985.586	0	0	0	0	7.985.586
401	05	03	00	Bono vacacional a empleados	2.395.676	0	0	0	0	2.395.676
401	05	04	00	Aguinaldos a obreros	1.344.156	0	0	0	0	1.344.156
401	05	06	00	Bono vacacional a obreros	258.078	0	0	0	0	258.078
401	05	07	00	Aguinaldos al personal contratado	22.235.966	0	0	0	0	22.235.966
401	05	08	00	Bono vacacional al personal contratado	6.151.737	0	0	0	0	6.151.737
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	135.491	0	0	0	0	135.491
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	40.647	0	0	0	0	40.647
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	517.016	0	0	0	0	517.016
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	155.105	0	0	0	0	155.105
401	06	00	00	Aportes patronales y legales	13.248.047	0	0	0	0	13.248.047
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.940.498	0	0	0	0	1.940.498
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	646.833	0	0	0	0	646.833
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	466.457	0	0	0	0	466.457
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	479.135	0	0	0	0	479.135
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	209.043	0	0	0	0	209.043
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	69.681	0	0	0	0	69.681
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	46.454	0	0	0	0	46.454
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	54.035	0	0	0	0	54.035

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

ACCIÓN CENTRALIZADA: 710001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 710001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.982.907	0	0	0	0	4.982.907
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.334.158	0	0	0	0	1.334.158
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.107.313	0	0	0	0	1.107.313
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	32.925	0	0	0	0	32.925
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	10.975	0	0	0	0	10.975
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	8.129	0	0	0	0	8.129
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	125.635	0	0	0	0	125.635
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	41.879	0	0	0	0	41.879
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	31.021	0	0	0	0	31.021
401	06	95	00	Otros aportes legales por personal contratado	1.660.969	0	0	0	0	1.660.969
401	07	00	00	Asistencia socio-económica	139.124.733	0	0	0	0	139.124.733
401	07	01	00	Capacitación y adiestramiento a empleados	131.909	0	0	0	0	131.909
401	07	02	00	Becas a empleados	779.770	0	0	0	0	779.770
401	07	03	00	Ayudas por matrimonio a empleados	9.916	0	0	0	0	9.916
401	07	04	00	Ayudas por nacimiento de hijos a empleados	48.500	0	0	0	0	48.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	8.197.551	0	0	0	0	8.197.551
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	20.319.827	0	0	0	0	20.319.827
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	325.923	0	0	0	0	325.923
401	07	10	00	Dotación de uniformes a empleados	1.959.417	0	0	0	0	1.959.417
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	587.273	0	0	0	0	587.273
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	327.378	0	0	0	0	327.378
401	07	17	00	Capacitación y adiestramiento a obreros	40.308	0	0	0	0	40.308
401	07	18	00	Becas a obreros	250.990	0	0	0	0	250.990
401	07	19	00	Ayudas por matrimonio de obreros	20.855	0	0	0	0	20.855
401	07	20	00	Ayudas por nacimiento de hijos de obreros	35.405	0	0	0	0	35.405

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

ACCIÓN CENTRALIZADA: 710001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 710001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.118.821	0	0	0	0	1.118.821
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	4.372.621	0	0	0	0	4.372.621
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	85.555	0	0	0	0	85.555
401	07	26	00	Dotación de uniformes a obreros	834.207	0	0	0	0	834.207
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	449.223	0	0	0	0	449.223
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	48.015	0	0	0	0	48.015
401	07	74	00	Capacitación y adiestramiento al personal contratado	132.831	0	0	0	0	132.831
401	07	75	00	Becas al personal contratado	1.756.927	0	0	0	0	1.756.927
401	07	76	00	Ayudas por matrimonio al personal contratado	9.700	0	0	0	0	9.700
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	16.975	0	0	0	0	16.975
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	20.541.354	0	0	0	0	20.541.354
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	41.925.718	0	0	0	0	41.925.718
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	452.218	0	0	0	0	452.218
401	07	83	00	Dotación de uniformes al personal contratado	19.400	0	0	0	0	19.400
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	725.669	0	0	0	0	725.669
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	654.756	0	0	0	0	654.756
401	07	96	00	Otras subvenciones a empleados	8.870.895	0	0	0	0	8.870.895
401	07	97	00	Otras subvenciones a obreros	1.431.457	0	0	0	0	1.431.457
401	07	99	00	Otras subvenciones al personal contratado	22.643.369	0	0	0	0	22.643.369
401	08	00	00	Prestaciones sociales e indemnizaciones	22.821.235	0	0	0	0	22.821.235
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.656.457	0	0	0	0	5.656.457
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	952.110	0	0	0	0	952.110
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	15.750.476	0	0	0	0	15.750.476
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	95.973	0	0	0	0	95.973
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	366.219	0	0	0	0	366.219
401	96	00	00	Otros gastos del personal empleado	242.502	0	0	0	0	242.502

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

ACCIÓN CENTRALIZADA: 710001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 710001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	96	01	00	Otros gastos del personal empleado	242.502	0	0	0	0	242.502
401	97	00	00	Otros gastos del personal obrero	73.338	0	0	0	0	73.338
401	97	01	00	Otros gastos del personal obrero	73.338	0	0	0	0	73.338
403	**00**	**00**	**00**	**Servicios no personales**	**36.432.750**	**0**	**0**	**0**	**0**	**36.432.750**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	16.580.817	0	0	0	0	16.580.817
403	08	03	00	Comisiones y gastos de adquisición de seguros	16.580.817	0	0	0	0	16.580.817
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	5.258.395	0	0	0	0	5.258.395
403	10	07	00	Servicios de capacitación y adiestramiento	5.258.395	0	0	0	0	5.258.395
403	16	00	00	Servicios de diversión, esparcimiento y culturales	9.600.000	0	0	0	0	9.600.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	9.600.000	0	0	0	0	9.600.000
403	18	00	00	Impuestos indirectos	3.611.138	0	0	0	0	3.611.138
403	18	01	00	Impuesto al valor agregado	3.611.138	0	0	0	0	3.611.138
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.382.400	0	0	0	0	1.382.400
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.382.400	0	0	0	0	1.382.400
				Totales	**370.036.013**	**0**	**0**	**0**	**0**	**370.036.013**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **ACCIÓN CENTRALIZADA:** 710002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	86.478.446	0	0	0	0	86.478.446
402	01	00	00	Productos alimenticios y agropecuarios	21.682.814	0	0	0	0	21.682.814
402	01	01	00	Alimentos y bebidas para personas	21.682.814	0	0	0	0	21.682.814
402	03	00	00	Textiles y vestuarios	805.188	0	0	0	0	805.188
402	03	01	00	Textiles	163.688	0	0	0	0	163.688
402	03	02	00	Prendas de vestir	641.500	0	0	0	0	641.500
402	04	00	00	Productos de cuero y caucho	1.123.940	0	0	0	0	1.123.940
402	04	03	00	Cauchos y tripas para vehículos	1.077.880	0	0	0	0	1.077.880
402	04	99	00	Otros productos de cuero y caucho	46.060	0	0	0	0	46.060
402	05	00	00	Productos de papel, cartón e impresos	10.300.777	0	0	0	0	10.300.777
402	05	01	00	Pulpa de madera, papel y cartón	2.255.960	0	0	0	0	2.255.960
402	05	02	00	Envases y cajas de papel y cartón	20.000	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	7.667.474	0	0	0	0	7.667.474
402	05	04	00	Libros, revistas y periódicos	166.508	0	0	0	0	166.508
402	05	99	00	Otros productos de pulpa, papel y cartón	190.835	0	0	0	0	190.835
402	06	00	00	Productos químicos y derivados	5.340.161	0	0	0	0	5.340.161
402	06	01	00	Sustancias químicas y de uso industrial	152.000	0	0	0	0	152.000
402	06	03	00	Tintas, pinturas y colorantes	328.019	0	0	0	0	328.019
402	06	06	00	Combustibles y lubricantes	500.398	0	0	0	0	500.398
402	06	08	00	Productos plásticos	4.359.744	0	0	0	0	4.359.744
402	07	00	00	Productos minerales no metálicos	357.150	0	0	0	0	357.150
402	07	99	00	Otros productos minerales no metálicos	357.150	0	0	0	0	357.150
402	08	00	00	Productos metálicos	18.227.001	0	0	0	0	18.227.001
402	08	01	00	Productos primarios de hierro y acero	248.320	0	0	0	0	248.320
402	08	02	00	Productos de metales no ferrosos	116.360	0	0	0	0	116.360
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.766.475	0	0	0	0	4.766.475
402	08	09	00	Repuestos y accesorios para equipos de transporte	13.095.846	0	0	0	0	13.095.846
402	10	00	00	Productos varios y útiles diversos	28.614.406	0	0	0	0	28.614.406
402	10	02	00	Materiales y útiles de limpieza y aseo	9.547.343	0	0	0	0	9.547.343
402	10	03	00	Utensilios de cocina y comedor	368.000	0	0	0	0	368.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.117.158	0	0	0	0	2.117.158
402	10	06	00	Condecoraciones, ofrendas y similares	18.000	0	0	0	0	18.000
402	10	07	00	Productos de seguridad en el trabajo	1.468.183	0	0	0	0	1.468.183

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	08	00	Materiales para equipos de computación	5.593.039	0	0	0	0	5.593.039
402	10	11	00	Materiales eléctricos	5.456.457	0	0	0	0	5.456.457
402	10	12	00	Materiales para instalaciones sanitarias	2.328.019	0	0	0	0	2.328.019
402	10	99	00	Otros productos y útiles diversos	1.718.207	0	0	0	0	1.718.207
402	99	00	00	Otros materiales y suministros	27.009	0	0	0	0	27.009
402	99	01	00	Otros materiales y suministros	27.009	0	0	0	0	27.009
403	**00**	**00**	**00**	**Servicios no personales**	**133.191.375**	**0**	**0**	**0**	**0**	**133.191.375**
403	01	00	00	Alquileres de inmuebles	42.132.000	0	0	0	0	42.132.000
403	01	01	00	Alquileres de edificios y locales	42.132.000	0	0	0	0	42.132.000
403	02	00	00	Alquileres de maquinaria y equipos	5.350.000	0	0	0	0	5.350.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.760.000	0	0	0	0	2.760.000
403	02	99	00	Alquileres de otras maquinaria y equipos	2.590.000	0	0	0	0	2.590.000
403	04	00	00	Servicios básicos	31.544.568	0	0	0	0	31.544.568
403	04	01	00	Electricidad	420.000	0	0	0	0	420.000
403	04	04	00	Teléfonos	5.191.200	0	0	0	0	5.191.200
403	04	04	01	Servicios de telefonía prestados por organismos públicos	3.427.200	0	0	0	0	3.427.200
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.764.000	0	0	0	0	1.764.000
403	04	05	00	Servicio de comunicaciones	3.124.968	0	0	0	0	3.124.968
403	04	06	00	Servicio de aseo urbano y domiciliario	8.400	0	0	0	0	8.400
403	04	07	00	Servicio de condominio	22.800.000	0	0	0	0	22.800.000
403	06	00	00	Servicios de transporte y almacenaje	1.692.000	0	0	0	0	1.692.000
403	06	01	00	Fletes y embalajes	12.000	0	0	0	0	12.000
403	06	03	00	Estacionamiento	1.680.000	0	0	0	0	1.680.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.348.214	0	0	0	0	5.348.214
403	07	02	00	Imprenta y reproducción	2.950.420	0	0	0	0	2.950.420
403	07	03	00	Relaciones sociales	2.326.166	0	0	0	0	2.326.166
403	07	04	00	Avisos	71.628	0	0	0	0	71.628
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.220.000	0	0	0	0	5.220.000
403	08	01	00	Primas y gastos de seguros	5.100.000	0	0	0	0	5.100.000
403	08	02	00	Comisiones y gastos bancarios	120.000	0	0	0	0	120.000
403	09	00	00	Viáticos y pasajes	7.428.401	0	0	0	0	7.428.401
403	09	01	00	Viáticos y pasajes dentro del país	4.421.685	0	0	0	0	4.421.685
403	09	02	00	Viáticos y pasajes fuera del país	3.006.716	0	0	0	0	3.006.716

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **ACCIÓN CENTRALIZADA:** 710002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.162.267	0	0	0	0	2.162.267
403	10	99	00	Otros servicios profesionales y técnicos	2.162.267	0	0	0	0	2.162.267
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.103.300	0	0	0	0	5.103.300
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.471.300	0	0	0	0	4.471.300
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	128.000	0	0	0	0	128.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	504.000	0	0	0	0	504.000
403	12	00	00	Conservación y reparaciones menores de obras	499.200	0	0	0	0	499.200
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	499.200	0	0	0	0	499.200
403	15	00	00	Servicios fiscales	1.057.042	0	0	0	0	1.057.042
403	15	02	00	Tasas y otros derechos obligatorios	188.840	0	0	0	0	188.840
403	15	03	00	Asignación a agentes de especies fiscales	868.202	0	0	0	0	868.202
403	18	00	00	Impuestos indirectos	24.754.383	0	0	0	0	24.754.383
403	18	01	00	Impuesto al valor agregado	24.629.383	0	0	0	0	24.629.383
403	18	99	00	Otros impuestos indirectos	125.000	0	0	0	0	125.000
403	99	00	00	Otros servicios no personales	900.000	0	0	0	0	900.000
403	99	01	00	Otros servicios no personales	900.000	0	0	0	0	900.000
404	**00**	**00**	**00**	**Activos reales**	**7.097.343**	**0**	**0**	**0**	**0**	**7.097.343**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	101.076	0	0	0	0	101.076
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	20.000	0	0	0	0	20.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	81.076	0	0	0	0	81.076
404	04	00	00	Equipos de transporte, tracción y elevación	2.808.000	0	0	0	0	2.808.000
404	04	01	00	Vehículos automotores terrestres	2.800.000	0	0	0	0	2.800.000
404	04	05	00	Vehículos de tracción no motorizados	8.000	0	0	0	0	8.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	300.000
404	05	01	00	Equipos de telecomunicaciones	300.000	0	0	0	0	300.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	25.000	0	0	0	0	25.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	25.000	0	0	0	0	25.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.963.267	0	0	0	0	2.963.267
404	09	01	00	Mobiliario y equipos de oficina	1.128.985	0	0	0	0	1.128.985
404	09	02	00	Equipos de computación	600.000	0	0	0	0	600.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.234.282	0	0	0	0	1.234.282
404	99	00	00	Otros activos reales	900.000	0	0	0	0	900.000

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **ACCIÓN CENTRALIZADA:** 710002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	99	01	00	Otros activos reales	900.000	0	0	0	0	900.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.003.790.261**	**0**	**0**	**0**	**0**	**2.003.790.261**
407	01	00	00	Transferencias y donaciones corrientes internas	2.003.790.261	0	0	0	0	2.003.790.261
407	01	02	00	Donaciones corrientes internas al sector privado	1.572.700	0	0	0	0	1.572.700
407	01	02	01	Donaciones corrientes a personas	1.572.700	0	0	0	0	1.572.700
407	01	03	00	Transferencias corrientes internas al sector público	2.002.217.561	0	0	0	0	2.002.217.561
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.806.001.650	0	0	0	0	1.806.001.650
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	196.215.911	0	0	0	0	196.215.911
411	**00**	**00**	**00**	**Disminución de pasivos**	**23.490.280**	**0**	**0**	**0**	**0**	**23.490.280**
411	01	00	00	Disminución de gastos de personal por pagar	20.000.000	0	0	0	0	20.000.000
411	01	01	00	Disminución de sueldos, salarios y otras remuneraciones por pagar	20.000.000	0	0	0	0	20.000.000
411	11	00	00	Obligaciones de ejercicios anteriores	3.490.280	0	0	0	0	3.490.280
411	11	04	00	Compromisos pendientes de ejercicios anteriores	3.490.280	0	0	0	0	3.490.280
				Totales	**2.254.047.705**	**0**	**0**	**0**	**0**	**2.254.047.705**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

ACCIÓN CENTRALIZADA: 710002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.002.217.561**	**0**	**0**	**0**	**0**	**2.002.217.561**
407	01	00	00	Transferencias y donaciones corrientes internas	2.002.217.561	0	0	0	0	2.002.217.561
407	01	03	00	Transferencias corrientes internas al sector público	2.002.217.561	0	0	0	0	2.002.217.561
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.806.001.650	0	0	0	0	1.806.001.650
				- A0015 Corporación de Desarrollo de la Región Central (CORPOCENTRO)	96.336.470	0	0	0	0	96.336.470
				- A0016 Corporación de Desarrollo de la Región de los Llanos (CORPOLLANOS)	95.893.237	0	0	0	0	95.893.237
				- A0018 Corporación de Desarrollo de la Región de los Andes (CORPOANDES)	102.012.000	0	0	0	0	102.012.000
				- A0019 Corporación de Desarrollo de la Región Zuliana (CORPOZULIA)	419.481.525	0	0	0	0	419.481.525
				- A0198 Instituto Nacional de Estadística (INE)	745.505.405	0	0	0	0	745.505.405
				- A0261 Corporación de Desarrollo Jacinto Lara (CORPOLARA)	79.754.700	0	0	0	0	79.754.700
				- A0325 Fundación Escuela de Gerencia Social (FEGS)	26.256.448	0	0	0	0	26.256.448
				- A0455 Fundación Escuela Venezolana de Planificación	94.454.823	0	0	0	0	94.454.823
				- A0909 Instituto Geográfico de Venezuela "Simón Bolívar"	146.307.042	0	0	0	0	146.307.042
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	196.215.911	0	0	0	0	196.215.911
				- A0296 Corporación de Desarrollo de la Cuenca del Río Tuy "Francisco de Miranda", S.A. (CORPOMIRANDA, S.A.)	141.215.911	0	0	0	0	141.215.911
				- A0298 Corporación Especial para el Desarrollo Integral del Estado Amazonas, S.A. (CORPOAMAZONAS,S.A.)	55.000.000	0	0	0	0	55.000.000
				Totales	**2.002.217.561**	**0**	**0**	**0**	**0**	**2.002.217.561**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

ACCIÓN CENTRALIZADA: 710002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 710002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**86.478.446**	**0**	**0**	**0**	**0**	**86.478.446**
402	01	00	00	Productos alimenticios y agropecuarios	21.682.814	0	0	0	0	21.682.814
402	01	01	00	Alimentos y bebidas para personas	21.682.814	0	0	0	0	21.682.814
402	03	00	00	Textiles y vestuarios	805.188	0	0	0	0	805.188
402	03	01	00	Textiles	163.688	0	0	0	0	163.688
402	03	02	00	Prendas de vestir	641.500	0	0	0	0	641.500
402	04	00	00	Productos de cuero y caucho	1.123.940	0	0	0	0	1.123.940
402	04	03	00	Cauchos y tripas para vehículos	1.077.880	0	0	0	0	1.077.880
402	04	99	00	Otros productos de cuero y caucho	46.060	0	0	0	0	46.060
402	05	00	00	Productos de papel, cartón e impresos	10.300.777	0	0	0	0	10.300.777
402	05	01	00	Pulpa de madera, papel y cartón	2.255.960	0	0	0	0	2.255.960
402	05	02	00	Envases y cajas de papel y cartón	20.000	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	7.667.474	0	0	0	0	7.667.474
402	05	04	00	Libros, revistas y periódicos	166.508	0	0	0	0	166.508
402	05	99	00	Otros productos de pulpa, papel y cartón	190.835	0	0	0	0	190.835
402	06	00	00	Productos químicos y derivados	5.340.161	0	0	0	0	5.340.161
402	06	01	00	Sustancias químicas y de uso industrial	152.000	0	0	0	0	152.000
402	06	03	00	Tintas, pinturas y colorantes	328.019	0	0	0	0	328.019
402	06	06	00	Combustibles y lubricantes	500.398	0	0	0	0	500.398
402	06	08	00	Productos plásticos	4.359.744	0	0	0	0	4.359.744
402	07	00	00	Productos minerales no metálicos	357.150	0	0	0	0	357.150
402	07	99	00	Otros productos minerales no metálicos	357.150	0	0	0	0	357.150
402	08	00	00	Productos metálicos	18.227.001	0	0	0	0	18.227.001
402	08	01	00	Productos primarios de hierro y acero	248.320	0	0	0	0	248.320
402	08	02	00	Productos de metales no ferrosos	116.360	0	0	0	0	116.360
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.766.475	0	0	0	0	4.766.475
402	08	09	00	Repuestos y accesorios para equipos de transporte	13.095.846	0	0	0	0	13.095.846
402	10	00	00	Productos varios y útiles diversos	28.614.406	0	0	0	0	28.614.406

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **ACCIÓN CENTRALIZADA:** 710002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 710002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	9.547.343	0	0	0	0	9.547.343
402	10	03	00	Utensilios de cocina y comedor	368.000	0	0	0	0	368.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.117.158	0	0	0	0	2.117.158
402	10	06	00	Condecoraciones, ofrendas y similares	18.000	0	0	0	0	18.000
402	10	07	00	Productos de seguridad en el trabajo	1.468.183	0	0	0	0	1.468.183
402	10	08	00	Materiales para equipos de computación	5.593.039	0	0	0	0	5.593.039
402	10	11	00	Materiales eléctricos	5.456.457	0	0	0	0	5.456.457
402	10	12	00	Materiales para instalaciones sanitarias	2.328.019	0	0	0	0	2.328.019
402	10	99	00	Otros productos y útiles diversos	1.718.207	0	0	0	0	1.718.207
402	99	00	00	Otros materiales y suministros	27.009	0	0	0	0	27.009
402	99	01	00	Otros materiales y suministros	27.009	0	0	0	0	27.009
403	**00**	**00**	**00**	**Servicios no personales**	**133.191.375**	**0**	**0**	**0**	**0**	**133.191.375**
403	01	00	00	Alquileres de inmuebles	42.132.000	0	0	0	0	42.132.000
403	01	01	00	Alquileres de edificios y locales	42.132.000	0	0	0	0	42.132.000
403	02	00	00	Alquileres de maquinaria y equipos	5.350.000	0	0	0	0	5.350.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.760.000	0	0	0	0	2.760.000
403	02	99	00	Alquileres de otras maquinaria y equipos	2.590.000	0	0	0	0	2.590.000
403	04	00	00	Servicios básicos	31.544.568	0	0	0	0	31.544.568
403	04	01	00	Electricidad	420.000	0	0	0	0	420.000
403	04	04	00	Teléfonos	5.191.200	0	0	0	0	5.191.200
403	04	04	01	Servicios de telefonía prestados por organismos públicos	3.427.200	0	0	0	0	3.427.200
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.764.000	0	0	0	0	1.764.000
403	04	05	00	Servicio de comunicaciones	3.124.968	0	0	0	0	3.124.968
403	04	06	00	Servicio de aseo urbano y domiciliario	8.400	0	0	0	0	8.400
403	04	07	00	Servicio de condominio	22.800.000	0	0	0	0	22.800.000
403	06	00	00	Servicios de transporte y almacenaje	1.692.000	0	0	0	0	1.692.000
403	06	01	00	Fletes y embalajes	12.000	0	0	0	0	12.000
403	06	03	00	Estacionamiento	1.680.000	0	0	0	0	1.680.000

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN **ACCIÓN CENTRALIZADA:** 710002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 710002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.348.214	0	0	0	0	5.348.214
403	07	02	00	Imprenta y reproducción	2.950.420	0	0	0	0	2.950.420
403	07	03	00	Relaciones sociales	2.326.166	0	0	0	0	2.326.166
403	07	04	00	Avisos	71.628	0	0	0	0	71.628
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.220.000	0	0	0	0	5.220.000
403	08	01	00	Primas y gastos de seguros	5.100.000	0	0	0	0	5.100.000
403	08	02	00	Comisiones y gastos bancarios	120.000	0	0	0	0	120.000
403	09	00	00	Viáticos y pasajes	7.428.401	0	0	0	0	7.428.401
403	09	01	00	Viáticos y pasajes dentro del país	4.421.685	0	0	0	0	4.421.685
403	09	02	00	Viáticos y pasajes fuera del país	3.006.716	0	0	0	0	3.006.716
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.162.267	0	0	0	0	2.162.267
403	10	99	00	Otros servicios profesionales y técnicos	2.162.267	0	0	0	0	2.162.267
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.103.300	0	0	0	0	5.103.300
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.471.300	0	0	0	0	4.471.300
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	128.000	0	0	0	0	128.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	504.000	0	0	0	0	504.000
403	12	00	00	Conservación y reparaciones menores de obras	499.200	0	0	0	0	499.200
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	499.200	0	0	0	0	499.200
403	15	00	00	Servicios fiscales	1.057.042	0	0	0	0	1.057.042
403	15	02	00	Tasas y otros derechos obligatorios	188.840	0	0	0	0	188.840
403	15	03	00	Asignación a agentes de especies fiscales	868.202	0	0	0	0	868.202
403	18	00	00	Impuestos indirectos	24.754.383	0	0	0	0	24.754.383
403	18	01	00	Impuesto al valor agregado	24.629.383	0	0	0	0	24.629.383
403	18	99	00	Otros impuestos indirectos	125.000	0	0	0	0	125.000
403	99	00	00	Otros servicios no personales	900.000	0	0	0	0	900.000
403	99	01	00	Otros servicios no personales	900.000	0	0	0	0	900.000
404	**00**	**00**	**00**	**Activos reales**	**7.097.343**	**0**	**0**	**0**	**0**	**7.097.343**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	101.076	0	0	0	0	101.076

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

ACCIÓN CENTRALIZADA: 710002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 710002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	20.000	0	0	0	0	20.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	81.076	0	0	0	0	81.076
404	04	00	00	Equipos de transporte, tracción y elevación	2.808.000	0	0	0	0	2.808.000
404	04	01	00	Vehículos automotores terrestres	2.800.000	0	0	0	0	2.800.000
404	04	05	00	Vehículos de tracción no motorizados	8.000	0	0	0	0	8.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	300.000
404	05	01	00	Equipos de telecomunicaciones	300.000	0	0	0	0	300.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	25.000	0	0	0	0	25.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	25.000	0	0	0	0	25.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.963.267	0	0	0	0	2.963.267
404	09	01	00	Mobiliario y equipos de oficina	1.128.985	0	0	0	0	1.128.985
404	09	02	00	Equipos de computación	600.000	0	0	0	0	600.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.234.282	0	0	0	0	1.234.282
404	99	00	00	Otros activos reales	900.000	0	0	0	0	900.000
404	99	01	00	Otros activos reales	900.000	0	0	0	0	900.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**23.490.280**	**0**	**0**	**0**	**0**	**23.490.280**
411	01	00	00	Disminución de gastos de personal por pagar	20.000.000	0	0	0	0	20.000.000
411	01	01	00	Disminución de sueldos, salarios y otras remuneraciones por pagar	20.000.000	0	0	0	0	20.000.000
411	11	00	00	Obligaciones de ejercicios anteriores	3.490.280	0	0	0	0	3.490.280
411	11	04	00	Compromisos pendientes de ejercicios anteriores	3.490.280	0	0	0	0	3.490.280
				Totales	**250.257.444**	**0**	**0**	**0**	**0**	**250.257.444**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

ACCIÓN CENTRALIZADA: 710002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 710002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.572.700**	**0**	**0**	**0**	**0**	**1.572.700**
407	01	00	00	Transferencias y donaciones corrientes internas	1.572.700	0	0	0	0	1.572.700
407	01	02	00	Donaciones corrientes internas al sector privado	1.572.700	0	0	0	0	1.572.700
407	01	02	01	Donaciones corrientes a personas	1.572.700	0	0	0	0	1.572.700
				Totales	**1.572.700**	**0**	**0**	**0**	**0**	**1.572.700**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

ACCIÓN CENTRALIZADA: 710002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 710002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.002.217.561**	**0**	**0**	**0**	**0**	**2.002.217.561**
407	01	00	00	Transferencias y donaciones corrientes internas	2.002.217.561	0	0	0	0	2.002.217.561
407	01	03	00	Transferencias corrientes internas al sector público	2.002.217.561	0	0	0	0	2.002.217.561
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.806.001.650	0	0	0	0	1.806.001.650
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	196.215.911	0	0	0	0	196.215.911
				Totales	**2.002.217.561**	**0**	**0**	**0**	**0**	**2.002.217.561**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

ACCIÓN CENTRALIZADA: 710003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**145.755.788**	**0**	**0**	**0**	**0**	**145.755.788**
407	01	00	00	Transferencias y donaciones corrientes internas	145.755.788	0	0	0	0	145.755.788
407	01	01	00	Transferencias corrientes internas al sector privado	145.755.788	0	0	0	0	145.755.788
407	01	01	01	Pensiones del personal empleado, obrero y militar	8.047.966	0	0	0	0	8.047.966
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	43.062.400	0	0	0	0	43.062.400
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.011.992	0	0	0	0	2.011.992
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	2.642.415	0	0	0	0	2.642.415
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	8.883.054	0	0	0	0	8.883.054
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	876.570	0	0	0	0	876.570
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	10.751.042	0	0	0	0	10.751.042
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	14.119.702	0	0	0	0	14.119.702
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	49.983.753	0	0	0	0	49.983.753
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	5.376.894	0	0	0	0	5.376.894
				Totales	**145.755.788**	**0**	**0**	**0**	**0**	**145.755.788**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

ACCIÓN CENTRALIZADA: 710003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

ACCIÓN CENTRALIZADA: 710003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 710003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	145.755.788	0	0	0	0	145.755.788
407	01	00	00	Transferencias y donaciones corrientes internas	145.755.788	0	0	0	0	145.755.788
407	01	01	00	Transferencias corrientes internas al sector privado	145.755.788	0	0	0	0	145.755.788
407	01	01	01	Pensiones del personal empleado, obrero y militar	8.047.966	0	0	0	0	8.047.966
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	43.062.400	0	0	0	0	43.062.400
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.011.992	0	0	0	0	2.011.992
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	2.642.415	0	0	0	0	2.642.415
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	8.883.054	0	0	0	0	8.883.054
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	876.570	0	0	0	0	876.570
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	10.751.042	0	0	0	0	10.751.042
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	14.119.702	0	0	0	0	14.119.702
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	49.983.753	0	0	0	0	49.983.753
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	5.376.894	0	0	0	0	5.376.894
				Totales	**145.755.788**	**0**	**0**	**0**	**0**	**145.755.788**

72
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**1.873.079.370**	0	0	0	0	**1.873.079.370**
401	01	00	00	Sueldos, salarios y otras retribuciones	146.821.248	0	0	0	0	146.821.248
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	65.386.961	0	0	0	0	65.386.961
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	26.081.892	0	0	0	0	26.081.892
401	01	12	00	Salarios a obreros en puestos no permanentes	7.803.707	0	0	0	0	7.803.707
401	01	13	00	Suplencias a obreros	1.335.903	0	0	0	0	1.335.903
401	01	18	00	Remuneraciones al personal contratado	44.342.520	0	0	0	0	44.342.520
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	41.642.520	0	0	0	0	41.642.520
401	01	18	02	Remuneraciones por honorarios profesionales	2.700.000	0	0	0	0	2.700.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.781.204	0	0	0	0	1.781.204
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	89.061	0	0	0	0	89.061
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.807.682	0	0	0	0	1.807.682
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	756.754	0	0	0	0	756.754
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.050.928	0	0	0	0	1.050.928
401	03	00	00	Primas	463.352.899	0	0	0	0	463.352.899
401	03	01	00	Primas por mérito a empleados	115.167.643	0	0	0	0	115.167.643
401	03	02	00	Primas de transporte a empleados	11.808.000	0	0	0	0	11.808.000
401	03	03	00	Primas por hogar a empleados	43.817.599	0	0	0	0	43.817.599
401	03	04	00	Primas por hijos a empleados	71.000	0	0	0	0	71.000
401	03	08	00	Primas de profesionalización a empleados	7.499.407	0	0	0	0	7.499.407
401	03	09	00	Primas por antigüedad a empleados	16.058.880	0	0	0	0	16.058.880
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	13.688.547	0	0	0	0	13.688.547
401	03	16	00	Primas por mérito a obreros	82.919.511	0	0	0	0	82.919.511
401	03	17	00	Primas de transporte a obreros	4.986.000	0	0	0	0	4.986.000
401	03	18	00	Primas por hogar a obreros	18.502.249	0	0	0	0	18.502.249
401	03	19	00	Primas por hijos de obreros	25.000	0	0	0	0	25.000
401	03	21	00	Primas por antigüedad a obreros	6.780.960	0	0	0	0	6.780.960
401	03	22	00	Primas de profesionalización a obreros	267.181	0	0	0	0	267.181
401	03	37	00	Primas de transporte al personal contratado	8.946.000	0	0	0	0	8.946.000
401	03	38	00	Primas por hogar al personal contratado	33.197.175	0	0	0	0	33.197.175
401	03	39	00	Primas por hijos al personal contratado	110.000	0	0	0	0	110.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	40	00	Primas de profesionalización al personal contratado	4.261.487	0	0	0	0	4.261.487
401	03	41	00	Primas por antigüedad al personal contratado	14.736.960	0	0	0	0	14.736.960
401	03	47	00	Primas al personal de alto nivel y de dirección	255.334	0	0	0	0	255.334
401	03	95	00	Otras primas al personal de alto nivel y de dirección	247.593	0	0	0	0	247.593
401	03	96	00	Otras primas al personal contratado	80.006.373	0	0	0	0	80.006.373
401	04	00	00	Complementos de sueldos y salarios	384.339.210	0	0	0	0	384.339.210
401	04	06	00	Complemento a empleados por comisión de servicios	44.390.381	0	0	0	0	44.390.381
401	04	08	00	Bono compensatorio de alimentación a empleados	38.193.063	0	0	0	0	38.193.063
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.889.817	0	0	0	0	1.889.817
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	4.354.139	0	0	0	0	4.354.139
401	04	18	00	Bono compensatorio de alimentación a obreros	16.078.235	0	0	0	0	16.078.235
401	04	20	00	Complemento a obreros por días feriados	15.118.535	0	0	0	0	15.118.535
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	5.592.772	0	0	0	0	5.592.772
401	04	26	00	Bono compensatorio de alimentación al personal contratado	29.731.030	0	0	0	0	29.731.030
401	04	28	00	Complemento al personal contratado por días feriados	4.127.507	0	0	0	0	4.127.507
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	58.045	0	0	0	0	58.045
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	234.143	0	0	0	0	234.143
401	04	96	00	Otros complementos a empleados	109.445.121	0	0	0	0	109.445.121
401	04	97	00	Otros complementos a obreros	39.207.469	0	0	0	0	39.207.469
401	04	98	00	Otros complementos al personal contratado	75.918.953	0	0	0	0	75.918.953
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	272.080.064	0	0	0	0	272.080.064
401	05	03	00	Bono vacacional a empleados	134.289.580	0	0	0	0	134.289.580
401	05	06	00	Bono vacacional a obreros	47.048.963	0	0	0	0	47.048.963
401	05	08	00	Bono vacacional al personal contratado	90.460.549	0	0	0	0	90.460.549
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	280.972	0	0	0	0	280.972
401	06	00	00	Aportes patronales y legales	61.150.415	0	0	0	0	61.150.415
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	14.355.811	0	0	0	0	14.355.811
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	9.570.540	0	0	0	0	9.570.540
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	4.785.271	0	0	0	0	4.785.271
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.711.653	0	0	0	0	2.711.653
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	3.190.180	0	0	0	0	3.190.180

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	5.190.229	0	0	0	0	5.190.229
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.730.077	0	0	0	0	1.730.077
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	980.377	0	0	0	0	980.377
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.153.385	0	0	0	0	1.153.385
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	9.979.199	0	0	0	0	9.979.199
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.217.600	0	0	0	0	2.217.600
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.884.960	0	0	0	0	1.884.960
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	30.996	0	0	0	0	30.996
401	06	40	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección	20.664	0	0	0	0	20.664
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	10.332	0	0	0	0	10.332
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	6.886	0	0	0	0	6.886
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	5.855	0	0	0	0	5.855
401	06	95	00	Otros aportes legales por personal contratado	3.326.400	0	0	0	0	3.326.400
401	07	00	00	Asistencia socio-económica	312.197.523	0	0	0	0	312.197.523
401	07	03	00	Ayudas por matrimonio a empleados	177.500	0	0	0	0	177.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	177.500	0	0	0	0	177.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	23.926.350	0	0	0	0	23.926.350
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	98.700.000	0	0	0	0	98.700.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.954.272	0	0	0	0	3.954.272
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	4.868.623	0	0	0	0	4.868.623
401	07	19	00	Ayudas por matrimonio de obreros	62.500	0	0	0	0	62.500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	62.500	0	0	0	0	62.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	8.650.382	0	0	0	0	8.650.382
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	41.550.000	0	0	0	0	41.550.000
401	07	26	00	Dotación de uniformes a obreros	5.540.000	0	0	0	0	5.540.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	3.099.294	0	0	0	0	3.099.294
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	2.055.806	0	0	0	0	2.055.806
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	51.660	0	0	0	0	51.660
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	150.000	0	0	0	0	150.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	76	00	Ayudas por matrimonio al personal contratado	275.000	0	0	0	0	275.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	275.000	0	0	0	0	275.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	16.631.998	0	0	0	0	16.631.998
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	74.550.000	0	0	0	0	74.550.000
401	07	83	00	Dotación de uniformes al personal contratado	1.540.000	0	0	0	0	1.540.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	7.481.054	0	0	0	0	7.481.054
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	3.688.575	0	0	0	0	3.688.575
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	9.500	0	0	0	0	9.500
401	07	96	00	Otras subvenciones a empleados	6.251.009	0	0	0	0	6.251.009
401	07	97	00	Otras subvenciones a obreros	3.747.500	0	0	0	0	3.747.500
401	07	99	00	Otras subvenciones al personal contratado	4.721.500	0	0	0	0	4.721.500
401	08	00	00	Prestaciones sociales e indemnizaciones	231.330.329	0	0	0	0	231.330.329
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	126.090.366	0	0	0	0	126.090.366
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	45.649.019	0	0	0	0	45.649.019
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	59.406.427	0	0	0	0	59.406.427
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	184.517	0	0	0	0	184.517
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**140.673.915**	**0**	**0**	**0**	**0**	**140.673.915**
402	01	00	00	Productos alimenticios y agropecuarios	38.653.601	0	0	0	0	38.653.601
402	01	01	00	Alimentos y bebidas para personas	38.553.601	0	0	0	0	38.553.601
402	01	03	00	Productos agrícolas y pecuarios	100.000	0	0	0	0	100.000
402	02	00	00	Productos de minas, canteras y yacimientos	5.000	0	0	0	0	5.000
402	02	05	00	Piedra, arcilla, arena y tierra	5.000	0	0	0	0	5.000
402	03	00	00	Textiles y vestuarios	6.818.744	0	0	0	0	6.818.744
402	03	01	00	Textiles	2.174.000	0	0	0	0	2.174.000
402	03	02	00	Prendas de vestir	3.344.744	0	0	0	0	3.344.744
402	03	03	00	Calzados	1.300.000	0	0	0	0	1.300.000
402	04	00	00	Productos de cuero y caucho	7.005.000	0	0	0	0	7.005.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	5.000	0	0	0	0	5.000
402	04	03	00	Cauchos y tripas para vehículos	7.000.000	0	0	0	0	7.000.000
402	05	00	00	Productos de papel, cartón e impresos	24.497.840	0	0	0	0	24.497.840
402	05	01	00	Pulpa de madera, papel y cartón	7.000.000	0	0	0	0	7.000.000

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	02	00	Envases y cajas de papel y cartón	500.000	0	0	0	0	500.000
402	05	03	00	Productos de papel y cartón para oficina	12.057.240	0	0	0	0	12.057.240
402	05	04	00	Libros, revistas y periódicos	1.416.550	0	0	0	0	1.416.550
402	05	05	00	Material de enseñanza	300.000	0	0	0	0	300.000
402	05	06	00	Productos de papel y cartón para computación	2.010.000	0	0	0	0	2.010.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	964.050	0	0	0	0	964.050
402	05	99	00	Otros productos de pulpa, papel y cartón	250.000	0	0	0	0	250.000
402	06	00	00	Productos químicos y derivados	11.852.200	0	0	0	0	11.852.200
402	06	01	00	Sustancias químicas y de uso industrial	4.000.000	0	0	0	0	4.000.000
402	06	02	00	Abonos, plaguicidas y otros	230.750	0	0	0	0	230.750
402	06	03	00	Tintas, pinturas y colorantes	3.071.450	0	0	0	0	3.071.450
402	06	04	00	Productos farmacéuticos y medicamentos	450.000	0	0	0	0	450.000
402	06	05	00	Productos de tocador	1.000.000	0	0	0	0	1.000.000
402	06	06	00	Combustibles y lubricantes	1.500.000	0	0	0	0	1.500.000
402	06	08	00	Productos plásticos	1.300.000	0	0	0	0	1.300.000
402	06	99	00	Otros productos de la industria química y conexos	300.000	0	0	0	0	300.000
402	07	00	00	Productos minerales no metálicos	2.144.500	0	0	0	0	2.144.500
402	07	01	00	Productos de barro, loza y porcelana	80.000	0	0	0	0	80.000
402	07	02	00	Vidrios y productos de vidrio	1.000.000	0	0	0	0	1.000.000
402	07	03	00	Productos de arcilla para construcción	164.500	0	0	0	0	164.500
402	07	04	00	Cemento, cal y yeso	800.000	0	0	0	0	800.000
402	07	99	00	Otros productos minerales no metálicos	100.000	0	0	0	0	100.000
402	08	00	00	Productos metálicos	12.875.560	0	0	0	0	12.875.560
402	08	01	00	Productos primarios de hierro y acero	250.000	0	0	0	0	250.000
402	08	02	00	Productos de metales no ferrosos	12.000	0	0	0	0	12.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.651.560	0	0	0	0	1.651.560
402	08	04	00	Productos metálicos estructurales	120.000	0	0	0	0	120.000
402	08	05	00	Materiales de orden público, seguridad y defensa	400.000	0	0	0	0	400.000
402	08	07	00	Material de señalamiento	192.000	0	0	0	0	192.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.000.000	0	0	0	0	3.000.000
402	08	10	00	Repuestos y accesorios para otros equipos	7.000.000	0	0	0	0	7.000.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	99	00	Otros productos metálicos	250.000	0	0	0	0	250.000
402	09	00	00	Productos de madera	450.000	0	0	0	0	450.000
402	09	01	00	Productos primarios de madera	150.000	0	0	0	0	150.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	150.000	0	0	0	0	150.000
402	09	99	00	Otros productos de madera	150.000	0	0	0	0	150.000
402	10	00	00	Productos varios y útiles diversos	33.981.870	0	0	0	0	33.981.870
402	10	01	00	Artículos de deporte, recreación y juguetes	500.000	0	0	0	0	500.000
402	10	02	00	Materiales y útiles de limpieza y aseo	200.000	0	0	0	0	200.000
402	10	03	00	Utensilios de cocina y comedor	150.000	0	0	0	0	150.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	100.000	0	0	0	0	100.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.021.870	0	0	0	0	6.021.870
402	10	06	00	Condecoraciones, ofrendas y similares	1.700.000	0	0	0	0	1.700.000
402	10	07	00	Productos de seguridad en el trabajo	561.100	0	0	0	0	561.100
402	10	08	00	Materiales para equipos de computación	18.374.400	0	0	0	0	18.374.400
402	10	11	00	Materiales eléctricos	5.010.000	0	0	0	0	5.010.000
402	10	12	00	Materiales para instalaciones sanitarias	800.000	0	0	0	0	800.000
402	10	13	00	Materiales fotográficos	64.500	0	0	0	0	64.500
402	10	99	00	Otros productos y útiles diversos	500.000	0	0	0	0	500.000
402	99	00	00	Otros materiales y suministros	2.389.600	0	0	0	0	2.389.600
402	99	01	00	Otros materiales y suministros	2.389.600	0	0	0	0	2.389.600
403	**00**	**00**	**00**	**Servicios no personales**	**467.194.717**	**0**	**0**	**0**	**0**	**467.194.717**
403	01	00	00	Alquileres de inmuebles	700.000	0	0	0	0	700.000
403	01	01	00	Alquileres de edificios y locales	700.000	0	0	0	0	700.000
403	02	00	00	Alquileres de maquinaria y equipos	14.465.000	0	0	0	0	14.465.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.865.000	0	0	0	0	2.865.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	6.050.000	0	0	0	0	6.050.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	1.100.000	0	0	0	0	1.100.000
403	02	99	00	Alquileres de otras maquinaria y equipos	4.450.000	0	0	0	0	4.450.000
403	03	00	00	Derechos sobre bienes intangibles	2.185.714	0	0	0	0	2.185.714
403	03	03	00	Paquetes y programas de computación	2.185.714	0	0	0	0	2.185.714
403	04	00	00	Servicios básicos	28.330.163	0	0	0	0	28.330.163

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	01	00	Electricidad	3.000.000	0	0	0	0	3.000.000
403	04	02	00	Gas	30.000	0	0	0	0	30.000
403	04	03	00	Agua	520.000	0	0	0	0	520.000
403	04	04	00	Teléfonos	10.380.163	0	0	0	0	10.380.163
403	04	04	01	Servicios de telefonía prestados por organismos públicos	10.000.000	0	0	0	0	10.000.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	380.163	0	0	0	0	380.163
403	04	05	00	Servicio de comunicaciones	9.000.000	0	0	0	0	9.000.000
403	04	06	00	Servicio de aseo urbano y domiciliario	2.500.000	0	0	0	0	2.500.000
403	04	07	00	Servicio de condominio	2.900.000	0	0	0	0	2.900.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	9.350.000	0	0	0	0	9.350.000
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	4.000.000	0	0	0	0	4.000.000
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	3.000.000	0	0	0	0	3.000.000
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	2.350.000	0	0	0	0	2.350.000
403	06	00	00	Servicios de transporte y almacenaje	1.253.036	0	0	0	0	1.253.036
403	06	01	00	Fletes y embalajes	1.000.000	0	0	0	0	1.000.000
403	06	03	00	Estacionamiento	25.000	0	0	0	0	25.000
403	06	04	00	Peaje	20.000	0	0	0	0	20.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	208.036	0	0	0	0	208.036
403	07	00	00	Servicios de información, impresión y relaciones públicas	86.007.800	0	0	0	0	86.007.800
403	07	01	00	Publicidad y propaganda	17.909.888	0	0	0	0	17.909.888
403	07	02	00	Imprenta y reproducción	46.199.112	0	0	0	0	46.199.112
403	07	03	00	Relaciones sociales	20.648.800	0	0	0	0	20.648.800
403	07	04	00	Avisos	1.250.000	0	0	0	0	1.250.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	62.996.424	0	0	0	0	62.996.424
403	08	01	00	Primas y gastos de seguros	28.454.424	0	0	0	0	28.454.424
403	08	02	00	Comisiones y gastos bancarios	150.000	0	0	0	0	150.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	34.392.000	0	0	0	0	34.392.000
403	09	00	00	Viáticos y pasajes	41.531.922	0	0	0	0	41.531.922
403	09	01	00	Viáticos y pasajes dentro del país	29.640.722	0	0	0	0	29.640.722
403	09	02	00	Viáticos y pasajes fuera del país	11.891.200	0	0	0	0	11.891.200
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	44.728.187	0	0	0	0	44.728.187

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	01	00	Servicios jurídicos	100.000	0	0	0	0	100.000
403	10	02	00	Servicios de contabilidad y auditoría	250.000	0	0	0	0	250.000
403	10	03	00	Servicios de procesamiento de datos	3.250.000	0	0	0	0	3.250.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	250.000	0	0	0	0	250.000
403	10	07	00	Servicios de capacitación y adiestramiento	20.062.000	0	0	0	0	20.062.000
403	10	09	00	Servicios de lavandería y tintorería	60.000	0	0	0	0	60.000
403	10	10	00	Servicios de vigilancia	6.000.000	0	0	0	0	6.000.000
403	10	99	00	Otros servicios profesionales y técnicos	14.756.187	0	0	0	0	14.756.187
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	25.850.000	0	0	0	0	25.850.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.000.000	0	0	0	0	1.000.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	12.000.000	0	0	0	0	12.000.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	250.000	0	0	0	0	250.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	400.000	0	0	0	0	400.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	12.000.000	0	0	0	0	12.000.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	200.000	0	0	0	0	200.000
403	12	00	00	Conservación y reparaciones menores de obras	45.000.000	0	0	0	0	45.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	45.000.000	0	0	0	0	45.000.000
403	15	00	00	Servicios fiscales	100.000	0	0	0	0	100.000
403	15	01	00	Derechos de importación y servicios aduaneros	50.000	0	0	0	0	50.000
403	15	02	00	Tasas y otros derechos obligatorios	50.000	0	0	0	0	50.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	25.062.000	0	0	0	0	25.062.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	25.062.000	0	0	0	0	25.062.000
403	18	00	00	Impuestos indirectos	75.472.573	0	0	0	0	75.472.573
403	18	01	00	Impuesto al valor agregado	75.012.573	0	0	0	0	75.012.573
403	18	99	00	Otros impuestos indirectos	460.000	0	0	0	0	460.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	831.898	0	0	0	0	831.898
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	831.898	0	0	0	0	831.898
403	99	00	00	Otros servicios no personales	3.330.000	0	0	0	0	3.330.000
403	99	01	00	Otros servicios no personales	3.330.000	0	0	0	0	3.330.000
404	**00**	**00**	**00**	**Activos reales**	**120.641.208**	**0**	**0**	**0**	**0**	**120.641.208**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	37.660.000	0	0	0	0	37.660.000
404	01	01	00	Repuestos mayores	26.260.000	0	0	0	0	26.260.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	1.000.000	0	0	0	0	1.000.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	7.340.000	0	0	0	0	7.340.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	17.570.000	0	0	0	0	17.570.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	350.000	0	0	0	0	350.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	11.400.000	0	0	0	0	11.400.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	10.000.000	0	0	0	0	10.000.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	600.000	0	0	0	0	600.000
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	800.000	0	0	0	0	800.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.950.000	0	0	0	0	2.950.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	200.000	0	0	0	0	200.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	550.000	0	0	0	0	550.000
404	03	05	00	Maquinaria y equipos industriales y de taller	100.000	0	0	0	0	100.000
404	03	06	00	Maquinaria y equipos de energía	2.000.000	0	0	0	0	2.000.000
404	03	07	00	Maquinaria y equipos de riego y acueductos	100.000	0	0	0	0	100.000
404	04	00	00	Equipos de transporte, tracción y elevación	16.604.215	0	0	0	0	16.604.215
404	04	01	00	Vehículos automotores terrestres	16.000.000	0	0	0	0	16.000.000
404	04	05	00	Vehículos de tracción no motorizados	604.215	0	0	0	0	604.215
404	05	00	00	Equipos de comunicaciones y de señalamiento	15.650.000	0	0	0	0	15.650.000
404	05	01	00	Equipos de telecomunicaciones	15.650.000	0	0	0	0	15.650.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	200.000	0	0	0	0	200.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	100.000	0	0	0	0	100.000
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	100.000	0	0	0	0	100.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.380.000	0	0	0	0	2.380.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	530.000	0	0	0	0	530.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	50.000	0	0	0	0	50.000
404	07	06	00	Instrumentos musicales y equipos de audio	1.800.000	0	0	0	0	1.800.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	1.500.000	0	0	0	0	1.500.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	1.500.000	0	0	0	0	1.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	43.196.993	0	0	0	0	43.196.993
404	09	01	00	Mobiliario y equipos de oficina	5.500.000	0	0	0	0	5.500.000
404	09	02	00	Equipos de computación	35.513.393	0	0	0	0	35.513.393
404	09	03	00	Mobiliario y equipos de alojamiento	1.180.000	0	0	0	0	1.180.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.003.600	0	0	0	0	1.003.600
404	99	00	00	Otros activos reales	500.000	0	0	0	0	500.000
404	99	01	00	Otros activos reales	500.000	0	0	0	0	500.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**107.914.167.664**	**0**	**0**	**0**	**0**	**107.914.167.664**
407	01	00	00	Transferencias y donaciones corrientes internas	107.898.170.093	0	0	0	0	107.898.170.093
407	01	01	00	Transferencias corrientes internas al sector privado	322.122.103	0	0	0	0	322.122.103
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.301.166	0	0	0	0	1.301.166
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	7.699.942	0	0	0	0	7.699.942
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	3.903.498	0	0	0	0	3.903.498
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	195.175	0	0	0	0	195.175
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.649.997	0	0	0	0	1.649.997
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	8.490.579	0	0	0	0	8.490.579
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	23.099.825	0	0	0	0	23.099.825
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.154.992	0	0	0	0	1.154.992
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	8.850.000	0	0	0	0	8.850.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	50.226.620	0	0	0	0	50.226.620
407	01	01	70	Subsidios educacionales al sector privado	215.550.309	0	0	0	0	215.550.309
407	01	02	00	Donaciones corrientes internas al sector privado	6.936.588	0	0	0	0	6.936.588
407	01	02	01	Donaciones corrientes a personas	6.936.588	0	0	0	0	6.936.588
407	01	03	00	Transferencias corrientes internas al sector público	107.569.111.402	0	0	0	0	107.569.111.402
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	107.236.324.859	0	0	0	0	107.236.324.859
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	332.786.543	0	0	0	0	332.786.543
407	02	00	00	Transferencias y donaciones corrientes al exterior	15.997.571	0	0	0	0	15.997.571
407	02	01	00	Transferencias corrientes al exterior	15.997.571	0	0	0	0	15.997.571
407	02	01	04	Transferencias corrientes a organismos internacionales	15.997.571	0	0	0	0	15.997.571
411	**00**	**00**	**00**	**Disminución de pasivos**	**4.000.000**	**0**	**0**	**0**	**0**	**4.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
411	11	00	00	Obligaciones de ejercicios anteriores	4.000.000	0	0	0	0	4.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	4.000.000	0	0	0	0	4.000.000
				Totales	**110.519.756.874**	**0**	**0**	**0**	**0**	**110.519.756.874**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 127460 720022000 DESARROLLO DE METODOLOGÍAS PARA INCREMENTAR LAS CAPACIDADES CIENTÍFICO Y TECNOLÓGICAS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR METODOLOGÍAS Y PROCESOS ESTANDARIZADOS PROPIOS QUE PERMITAN EL FORTALECIMIENTO DE LAS CAPACIDADES CIENTÍFICO TECNOLÓGICAS DE LOS ACTORES QUE CONFORMAN EL SISTEMA NACIONAL DE CIENCIA, TECNOLOGÍA E INNOVACIÓN (SNCTI)

UNIDAD DE MEDIDA: PROCESO **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO PARA LA INVESTIGACIÓN Y LA APLICACIÓN DEL CONOCIMIENTO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.000.000**	**0**	**0**	**0**	**0**	**4.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	3.360.000	0	0	0	0	3.360.000
402	01	01	00	Alimentos y bebidas para personas	3.360.000	0	0	0	0	3.360.000
402	03	00	00	Textiles y vestuarios	640.000	0	0	0	0	640.000
402	03	01	00	Textiles	640.000	0	0	0	0	640.000
403	**00**	**00**	**00**	**Servicios no personales**	**16.000.000**	**0**	**0**	**0**	**0**	**16.000.000**
403	02	00	00	Alquileres de maquinaria y equipos	750.000	0	0	0	0	750.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	200.000	0	0	0	0	200.000
403	02	99	00	Alquileres de otras maquinaria y equipos	550.000	0	0	0	0	550.000
403	06	00	00	Servicios de transporte y almacenaje	500.000	0	0	0	0	500.000
403	06	01	00	Fletes y embalajes	500.000	0	0	0	0	500.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.255.000	0	0	0	0	5.255.000
403	07	01	00	Publicidad y propaganda	1.770.000	0	0	0	0	1.770.000
403	07	02	00	Imprenta y reproducción	650.000	0	0	0	0	650.000
403	07	03	00	Relaciones sociales	2.835.000	0	0	0	0	2.835.000
403	09	00	00	Viáticos y pasajes	4.880.000	0	0	0	0	4.880.000
403	09	01	00	Viáticos y pasajes dentro del país	4.880.000	0	0	0	0	4.880.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.590.000	0	0	0	0	1.590.000
403	10	99	00	Otros servicios profesionales y técnicos	1.590.000	0	0	0	0	1.590.000
403	18	00	00	Impuestos indirectos	1.905.000	0	0	0	0	1.905.000
403	18	01	00	Impuesto al valor agregado	1.445.000	0	0	0	0	1.445.000
403	18	99	00	Otros impuestos indirectos	460.000	0	0	0	0	460.000
403	99	00	00	Otros servicios no personales	1.120.000	0	0	0	0	1.120.000
403	99	01	00	Otros servicios no personales	1.120.000	0	0	0	0	1.120.000
				Totales	**20.000.000**	**0**	**0**	**0**	**0**	**20.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 72 - 13

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 127460 720022000 DESARROLLO DE METODOLOGÍAS PARA INCREMENTAR LAS CAPACIDADES CIENTÍFICO Y TECNOLÓGICAS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR METODOLOGÍAS Y PROCESOS ESTANDARIZADOS PROPIOS QUE PERMITAN EL FORTALECIMIENTO DE LAS CAPACIDADES CIENTÍFICO TECNOLÓGICAS DE LOS ACTORES QUE CONFORMAN EL SISTEMA NACIONAL DE CIENCIA, TECNOLOGÍA E INNOVACIÓN (SNCTI)

UNIDAD DE MEDIDA: PROCESO **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO PARA LA INVESTIGACIÓN Y LA APLICACIÓN DEL CONOCIMIENTO **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 127460 720022000 DESARROLLO DE METODOLOGÍAS PARA INCREMENTAR LAS CAPACIDADES CIENTÍFICO Y TECNOLÓGICAS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR METODOLOGÍAS Y PROCESOS ESTANDARIZADOS PROPIOS QUE PERMITAN EL FORTALECIMIENTO DE LAS CAPACIDADES CIENTÍFICO TECNOLÓGICAS DE LOS ACTORES QUE CONFORMAN EL SISTEMA NACIONAL DE CIENCIA, TECNOLOGÍA E INNOVACIÓN (SNCTI)

UNIDAD DE MEDIDA: PROCESO **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO PARA LA INVESTIGACIÓN Y LA APLICACIÓN DEL CONOCIMIENTO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 720022001 CONSTRUIR MAPAS DE INFORMACIÓN SOBRE CAPACIDADES Y POTENCIALIDADES EN LOS ACTORES DEL SNCTI

UNIDAD DE MEDIDA: MAPA **META:** 3

RESPONSABLE/EJECUTOR: MPPEUCT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	1.000.000	0	0	0	0	1.000.000
402	01	01	00	Alimentos y bebidas para personas	1.000.000	0	0	0	0	1.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.700.000**	**0**	**0**	**0**	**0**	**4.700.000**
403	02	00	00	Alquileres de maquinaria y equipos	550.000	0	0	0	0	550.000
403	02	99	00	Alquileres de otras maquinaria y equipos	550.000	0	0	0	0	550.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.410.000	0	0	0	0	1.410.000
403	07	03	00	Relaciones sociales	1.410.000	0	0	0	0	1.410.000
403	09	00	00	Viáticos y pasajes	1.770.000	0	0	0	0	1.770.000
403	09	01	00	Viáticos y pasajes dentro del país	1.770.000	0	0	0	0	1.770.000
403	18	00	00	Impuestos indirectos	530.000	0	0	0	0	530.000
403	18	01	00	Impuesto al valor agregado	530.000	0	0	0	0	530.000
403	99	00	00	Otros servicios no personales	440.000	0	0	0	0	440.000
403	99	01	00	Otros servicios no personales	440.000	0	0	0	0	440.000
				Totales	**5.700.000**	**0**	**0**	**0**	**0**	**5.700.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 127460 720022000 DESARROLLO DE METODOLOGÍAS PARA INCREMENTAR LAS CAPACIDADES CIENTÍFICO Y TECNOLÓGICAS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR METODOLOGÍAS Y PROCESOS ESTANDARIZADOS PROPIOS QUE PERMITAN EL FORTALECIMIENTO DE LAS CAPACIDADES CIENTÍFICO TECNOLÓGICAS DE LOS ACTORES QUE CONFORMAN EL SISTEMA NACIONAL DE CIENCIA, TECNOLOGÍA E INNOVACIÓN (SNCTI)

UNIDAD DE MEDIDA: PROCESO **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO PARA LA INVESTIGACIÓN Y LA APLICACIÓN DEL CONOCIMIENTO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 720022002 SISTEMATIZAR LOS PROCESOS PARA LA DOTACIÓN DE REACTIVOS, MATERIALES Y/O Y EQUIPOS REQUERIDOS POR LOS LABORATORIOS DE LOS CENTROS DE INVESTIGACIÓN Y UNIVERSIDADES ADSCRITOS AL MINISTERIO.

UNIDAD DE MEDIDA: PROCESO **META:** 2

RESPONSABLE/EJECUTOR: MPPEUCT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	510.000	0	0	0	0	510.000
402	01	01	00	Alimentos y bebidas para personas	510.000	0	0	0	0	510.000
402	03	00	00	Textiles y vestuarios	490.000	0	0	0	0	490.000
402	03	01	00	Textiles	490.000	0	0	0	0	490.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.000.000**	**0**	**0**	**0**	**0**	**2.000.000**
403	02	00	00	Alquileres de maquinaria y equipos	200.000	0	0	0	0	200.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	200.000	0	0	0	0	200.000
403	06	00	00	Servicios de transporte y almacenaje	100.000	0	0	0	0	100.000
403	06	01	00	Fletes y embalajes	100.000	0	0	0	0	100.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	450.000	0	0	0	0	450.000
403	07	01	00	Publicidad y propaganda	300.000	0	0	0	0	300.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	50.000	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	440.000	0	0	0	0	440.000
403	09	01	00	Viáticos y pasajes dentro del país	440.000	0	0	0	0	440.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	140.000	0	0	0	0	140.000
403	10	99	00	Otros servicios profesionales y técnicos	140.000	0	0	0	0	140.000
403	18	00	00	Impuestos indirectos	370.000	0	0	0	0	370.000
403	18	01	00	Impuesto al valor agregado	370.000	0	0	0	0	370.000
403	99	00	00	Otros servicios no personales	300.000	0	0	0	0	300.000
403	99	01	00	Otros servicios no personales	300.000	0	0	0	0	300.000
				Totales	**3.000.000**	**0**	**0**	**0**	**0**	**3.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 127460 720022000 DESARROLLO DE METODOLOGÍAS PARA INCREMENTAR LAS CAPACIDADES CIENTÍFICO Y TECNOLÓGICAS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR METODOLOGÍAS Y PROCESOS ESTANDARIZADOS PROPIOS QUE PERMITAN EL FORTALECIMIENTO DE LAS CAPACIDADES CIENTÍFICO TECNOLÓGICAS DE LOS ACTORES QUE CONFORMAN EL SISTEMA NACIONAL DE CIENCIA, TECNOLOGÍA E INNOVACIÓN (SNCTI)

UNIDAD DE MEDIDA: PROCESO **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO PARA LA INVESTIGACIÓN Y LA APLICACIÓN DEL CONOCIMIENTO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 720022003 GENERAR PAUTAS, CONTENIDOS Y DIRECTRICES PARA LA PUBLICACIÓN DE DOCUMENTOS ESTRATÉGICOS DE CIENCIA Y TECNOLOGÍA, DEL SNCTI

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2

RESPONSABLE/EJECUTOR: MPPEUCT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	1.000.000	0	0	0	0	1.000.000
402	01	01	00	Alimentos y bebidas para personas	1.000.000	0	0	0	0	1.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.300.000**	**0**	**0**	**0**	**0**	**5.300.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.170.000	0	0	0	0	2.170.000
403	07	01	00	Publicidad y propaganda	770.000	0	0	0	0	770.000
403	07	02	00	Imprenta y reproducción	550.000	0	0	0	0	550.000
403	07	03	00	Relaciones sociales	850.000	0	0	0	0	850.000
403	09	00	00	Viáticos y pasajes	1.100.000	0	0	0	0	1.100.000
403	09	01	00	Viáticos y pasajes dentro del país	1.100.000	0	0	0	0	1.100.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.100.000	0	0	0	0	1.100.000
403	10	99	00	Otros servicios profesionales y técnicos	1.100.000	0	0	0	0	1.100.000
403	18	00	00	Impuestos indirectos	550.000	0	0	0	0	550.000
403	18	01	00	Impuesto al valor agregado	160.000	0	0	0	0	160.000
403	18	99	00	Otros impuestos indirectos	390.000	0	0	0	0	390.000
403	99	00	00	Otros servicios no personales	380.000	0	0	0	0	380.000
403	99	01	00	Otros servicios no personales	380.000	0	0	0	0	380.000
				Totales	**6.300.000**	**0**	**0**	**0**	**0**	**6.300.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 127460 720022000 DESARROLLO DE METODOLOGÍAS PARA INCREMENTAR LAS CAPACIDADES CIENTÍFICO Y TECNOLÓGICAS A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR METODOLOGÍAS Y PROCESOS ESTANDARIZADOS PROPIOS QUE PERMITAN EL FORTALECIMIENTO DE LAS CAPACIDADES CIENTÍFICO TECNOLÓGICAS DE LOS ACTORES QUE CONFORMAN EL SISTEMA NACIONAL DE CIENCIA, TECNOLOGÍA E INNOVACIÓN (SNCTI)

UNIDAD DE MEDIDA: PROCESO **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO PARA LA INVESTIGACIÓN Y LA APLICACIÓN DEL CONOCIMIENTO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 720022004 REALIZAR RECOLECCIÓN Y ANÁLISIS DE LOS DATOS DE INVESTIGACIÓN Y DESARROLLO QUE PERMITAN LA EVALUACIÓN Y VALIDACIÓN DEL PLAN ANUAL DE INVERSIÓN EN CIENCIA Y TECNOLOGÍA.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 2

RESPONSABLE/EJECUTOR: MPPEUCT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**1.000.000**	0	0	0	0	**1.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	850.000	0	0	0	0	850.000
402	01	01	00	Alimentos y bebidas para personas	850.000	0	0	0	0	850.000
402	03	00	00	Textiles y vestuarios	150.000	0	0	0	0	150.000
402	03	01	00	Textiles	150.000	0	0	0	0	150.000
403	00	00	00	**Servicios no personales**	**4.000.000**	0	0	0	0	**4.000.000**
403	06	00	00	Servicios de transporte y almacenaje	400.000	0	0	0	0	400.000
403	06	01	00	Fletes y embalajes	400.000	0	0	0	0	400.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.225.000	0	0	0	0	1.225.000
403	07	01	00	Publicidad y propaganda	700.000	0	0	0	0	700.000
403	07	03	00	Relaciones sociales	525.000	0	0	0	0	525.000
403	09	00	00	Viáticos y pasajes	1.570.000	0	0	0	0	1.570.000
403	09	01	00	Viáticos y pasajes dentro del país	1.570.000	0	0	0	0	1.570.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	350.000	0	0	0	0	350.000
403	10	99	00	Otros servicios profesionales y técnicos	350.000	0	0	0	0	350.000
403	18	00	00	Impuestos indirectos	455.000	0	0	0	0	455.000
403	18	01	00	Impuesto al valor agregado	385.000	0	0	0	0	385.000
403	18	99	00	Otros impuestos indirectos	70.000	0	0	0	0	70.000
				Totales	**5.000.000**	0	0	0	0	**5.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 127351 720023000 DESARROLLO DE LA ORGANIZACIÓN ESTRUCTURAL Y FUNCIONAL DE LAS OFICINAS RESPONSABLES DE ATENDER LA INFRAESTRUCTURA Y DOTACIÓN DE LOS ESPACIOS DE EDUCACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: DESARROLLAR ESTRATEGIAS Y LINEAMIENTOS INTEGRADOS PARA LA TRANSFORMACIÓN Y EL FORTALECIMIENTO DE LOS ESPACIOS UNIVERSITARIOS, CIENTÍFICOS Y TECNOLÓGICOS QUE PERMITAN LA GENERACIÓN, APLICACIÓN E INTERCAMBIO DEL CONOCIMIENTO, COADYUVANDO EN LA INTEGRACIÓN DE LOS ACTORES DEL SISTEMA NACIONAL DE CIENCIA, TECNOLOGÍA E INNOVACIÓN Y EL SUBSISTEMA DE EDUCACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: OFICINA **META:** 21

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO Y MANTENIMIENTO INSTITUCIONAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**15.168.697**	**0**	**0**	**0**	**0**	**15.168.697**
403	07	00	00	Servicios de información, impresión y relaciones públicas	300.000	0	0	0	0	300.000
403	07	03	00	Relaciones sociales	300.000	0	0	0	0	300.000
403	09	00	00	Viáticos y pasajes	760.000	0	0	0	0	760.000
403	09	01	00	Viáticos y pasajes dentro del pais	760.000	0	0	0	0	760.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	10.976.687	0	0	0	0	10.976.687
403	10	99	00	Otros servicios profesionales y técnicos	10.976.687	0	0	0	0	10.976.687
403	18	00	00	Impuestos indirectos	3.132.010	0	0	0	0	3.132.010
403	18	01	00	Impuesto al valor agregado	3.132.010	0	0	0	0	3.132.010
404	**00**	**00**	**00**	**Activos reales**	**14.063.393**	**0**	**0**	**0**	**0**	**14.063.393**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	14.063.393	0	0	0	0	14.063.393
404	09	02	00	Equipos de computación	14.063.393	0	0	0	0	14.063.393
				Totales	**29.232.090**	**0**	**0**	**0**	**0**	**29.232.090**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 127351 720023000 DESARROLLO DE LA ORGANIZACIÓN ESTRUCTURAL Y FUNCIONAL DE LAS OFICINAS RESPONSABLES DE ATENDER LA INFRAESTRUCTURA Y DOTACIÓN DE LOS ESPACIOS DE EDUCACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: DESARROLLAR ESTRATEGIAS Y LINEAMIENTOS INTEGRADOS PARA LA TRANSFORMACIÓN Y EL FORTALECIMIENTO DE LOS ESPACIOS UNIVERSITARIOS, CIENTÍFICOS Y TECNOLÓGICOS QUE PERMITAN LA GENERACIÓN, APLICACIÓN E INTERCAMBIO DEL CONOCIMIENTO, COADYUVANDO EN LA INTEGRACIÓN DE LOS ACTORES DEL SISTEMA NACIONAL DE CIENCIA, TECNOLOGÍA E INNOVACIÓN Y EL SUBSISTEMA DE EDUCACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: OFICINA **META:** 21

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO Y MANTENIMIENTO INSTITUCIONAL **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 127351 720023000 DESARROLLO DE LA ORGANIZACIÓN ESTRUCTURAL Y FUNCIONAL DE LAS OFICINAS RESPONSABLES DE ATENDER LA INFRAESTRUCTURA Y DOTACIÓN DE LOS ESPACIOS DE EDUCACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: DESARROLLAR ESTRATEGIAS Y LINEAMIENTOS INTEGRADOS PARA LA TRANSFORMACIÓN Y EL FORTALECIMIENTO DE LOS ESPACIOS UNIVERSITARIOS, CIENTÍFICOS Y TECNOLÓGICOS QUE PERMITAN LA GENERACIÓN, APLICACIÓN E INTERCAMBIO DEL CONOCIMIENTO, COADYUVANDO EN LA INTEGRACIÓN DE LOS ACTORES DEL SISTEMA NACIONAL DE CIENCIA, TECNOLOGÍA E INNOVACIÓN Y EL SUBSISTEMA DE EDUCACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: OFICINA **META:** 21

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO Y MANTENIMIENTO INSTITUCIONAL **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 720023001 CARACTERIZAR LAS OFICINAS RESPONSABLES DE ATENDER LA PLANTA FÍSICA DE LOS ESPACIOS DE EDUCACIÓN UNIVERSITARIA, DE ACUERDO CON LOS REQUERIMIENTOS DE LOS MISMOS.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO Y MANTENIMIENTO INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.750.000**	**0**	**0**	**0**	**0**	**1.750.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	45.000	0	0	0	0	45.000
403	07	03	00	Relaciones sociales	45.000	0	0	0	0	45.000
403	09	00	00	Viáticos y pasajes	205.000	0	0	0	0	205.000
403	09	01	00	Viáticos y pasajes dentro del país	205.000	0	0	0	0	205.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.312.500	0	0	0	0	1.312.500
403	10	99	00	Otros servicios profesionales y técnicos	1.312.500	0	0	0	0	1.312.500
403	18	00	00	Impuestos indirectos	187.500	0	0	0	0	187.500
403	18	01	00	Impuesto al valor agregado	187.500	0	0	0	0	187.500
				Totales	**1.750.000**	**0**	**0**	**0**	**0**	**1.750.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 127351 720023000 DESARROLLO DE LA ORGANIZACIÓN ESTRUCTURAL Y FUNCIONAL DE LAS OFICINAS RESPONSABLES DE ATENDER LA INFRAESTRUCTURA Y DOTACIÓN DE LOS ESPACIOS DE EDUCACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: DESARROLLAR ESTRATEGIAS Y LINEAMIENTOS INTEGRADOS PARA LA TRANSFORMACIÓN Y EL FORTALECIMIENTO DE LOS ESPACIOS UNIVERSITARIOS, CIENTÍFICOS Y TECNOLÓGICOS QUE PERMITAN LA GENERACIÓN, APLICACIÓN E INTERCAMBIO DEL CONOCIMIENTO, COADYUVANDO EN LA INTEGRACIÓN DE LOS ACTORES DEL SISTEMA NACIONAL DE CIENCIA, TECNOLOGÍA E INNOVACIÓN Y EL SUBSISTEMA DE EDUCACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: OFICINA **META:** 21

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO Y MANTENIMIENTO INSTITUCIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 720023002 DESARROLLAR LOS MANUALES PARA LA ORGANIZACIÓN ESTRUCTURAL Y FUNCIONAL DE LAS OFICINAS RESPONSABLES DE ATENDER LA PLANTA FÍSICA DE LOS ESPACIOS DE EDUCACIÓN UNIVERSITARIA, DE ACUERDO AL TIPO DE OFICINA ESTABLECIDO.

UNIDAD DE MEDIDA: MANUAL **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO Y MANTENIMIENTO INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**4.500.000**	**0**	**0**	**0**	**0**	**4.500.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	75.000	0	0	0	0	75.000
403	07	03	00	Relaciones sociales	75.000	0	0	0	0	75.000
403	09	00	00	Viáticos y pasajes	435.000	0	0	0	0	435.000
403	09	01	00	Viáticos y pasajes dentro del país	435.000	0	0	0	0	435.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.507.857	0	0	0	0	3.507.857
403	10	99	00	Otros servicios profesionales y técnicos	3.507.857	0	0	0	0	3.507.857
403	18	00	00	Impuestos indirectos	482.143	0	0	0	0	482.143
403	18	01	00	Impuesto al valor agregado	482.143	0	0	0	0	482.143
				Totales	**4.500.000**	**0**	**0**	**0**	**0**	**4.500.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 127351 720023000 DESARROLLO DE LA ORGANIZACIÓN ESTRUCTURAL Y FUNCIONAL DE LAS OFICINAS RESPONSABLES DE ATENDER LA INFRAESTRUCTURA Y DOTACIÓN DE LOS ESPACIOS DE EDUCACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: DESARROLLAR ESTRATEGIAS Y LINEAMIENTOS INTEGRADOS PARA LA TRANSFORMACIÓN Y EL FORTALECIMIENTO DE LOS ESPACIOS UNIVERSITARIOS, CIENTÍFICOS Y TECNOLÓGICOS QUE PERMITAN LA GENERACIÓN, APLICACIÓN E INTERCAMBIO DEL CONOCIMIENTO, COADYUVANDO EN LA INTEGRACIÓN DE LOS ACTORES DEL SISTEMA NACIONAL DE CIENCIA, TECNOLOGÍA E INNOVACIÓN Y EL SUBSISTEMA DE EDUCACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: OFICINA **META:** 21

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO Y MANTENIMIENTO INSTITUCIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 720023003 DESARROLLAR UNA (1) APLICACIÓN INFORMÁTICA PARA LA GESTIÓN DE LA PLANTA FÍSICA DE LOS ESPACIOS DE EDUCACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: SOFTWARE **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO Y MANTENIMIENTO INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**4.950.000**	**0**	**0**	**0**	**0**	**4.950.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	90.000	0	0	0	0	90.000
403	07	03	00	Relaciones sociales	90.000	0	0	0	0	90.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	4.329.643	0	0	0	0	4.329.643
403	10	99	00	Otros servicios profesionales y técnicos	4.329.643	0	0	0	0	4.329.643
403	18	00	00	Impuestos indirectos	530.357	0	0	0	0	530.357
403	18	01	00	Impuesto al valor agregado	530.357	0	0	0	0	530.357
				Totales	**4.950.000**	**0**	**0**	**0**	**0**	**4.950.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 127351 720023000 DESARROLLO DE LA ORGANIZACIÓN ESTRUCTURAL Y FUNCIONAL DE LAS OFICINAS RESPONSABLES DE ATENDER LA INFRAESTRUCTURA Y DOTACIÓN DE LOS ESPACIOS DE EDUCACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: DESARROLLAR ESTRATEGIAS Y LINEAMIENTOS INTEGRADOS PARA LA TRANSFORMACIÓN Y EL FORTALECIMIENTO DE LOS ESPACIOS UNIVERSITARIOS, CIENTÍFICOS Y TECNOLÓGICOS QUE PERMITAN LA GENERACIÓN, APLICACIÓN E INTERCAMBIO DEL CONOCIMIENTO, COADYUVANDO EN LA INTEGRACIÓN DE LOS ACTORES DEL SISTEMA NACIONAL DE CIENCIA, TECNOLOGÍA E INNOVACIÓN Y EL SUBSISTEMA DE EDUCACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: OFICINA **META:** 21

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO Y MANTENIMIENTO INSTITUCIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 720023004 DOTACIÓN DE EQUIPAMIENTO TECNOLÓGICO DE VEINTIUNO (21) OFICINAS RESPONSABLES DE ATENDER LA INFRAESTRUCTURA Y DOTACIÓN DE LOS ESPACIOS DE EDUCACIÓN UNIVERSITARIOS, PRIORIZADAS DE ACUERDO CON LAS TIPOLOGÍAS PLANTEADAS.

UNIDAD DE MEDIDA: OFICINA **META:** 21

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO Y MANTENIMIENTO INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.687.607**	**0**	**0**	**0**	**0**	**1.687.607**
403	18	00	00	Impuestos indirectos	1.687.607	0	0	0	0	1.687.607
403	18	01	00	Impuesto al valor agregado	1.687.607	0	0	0	0	1.687.607
404	**00**	**00**	**00**	**Activos reales**	**14.063.393**	**0**	**0**	**0**	**0**	**14.063.393**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	14.063.393	0	0	0	0	14.063.393
404	09	02	00	Equipos de computación	14.063.393	0	0	0	0	14.063.393
				Totales	**15.751.000**	**0**	**0**	**0**	**0**	**15.751.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 127351 720023000 DESARROLLO DE LA ORGANIZACIÓN ESTRUCTURAL Y FUNCIONAL DE LAS OFICINAS RESPONSABLES DE ATENDER LA INFRAESTRUCTURA Y DOTACIÓN DE LOS ESPACIOS DE EDUCACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: DESARROLLAR ESTRATEGIAS Y LINEAMIENTOS INTEGRADOS PARA LA TRANSFORMACIÓN Y EL FORTALECIMIENTO DE LOS ESPACIOS UNIVERSITARIOS, CIENTÍFICOS Y TECNOLÓGICOS QUE PERMITAN LA GENERACIÓN, APLICACIÓN E INTERCAMBIO DEL CONOCIMIENTO, COADYUVANDO EN LA INTEGRACIÓN DE LOS ACTORES DEL SISTEMA NACIONAL DE CIENCIA, TECNOLOGÍA E INNOVACIÓN Y EL SUBSISTEMA DE EDUCACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: OFICINA **META:** 21

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO Y MANTENIMIENTO INSTITUCIONAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 720023005 FORMACIÓN DE TALENTO HUMANO DE LAS OFICINAS RESPONSABLES DE ATENDER LA INFRAESTRUCTURA Y DOTACIÓN DE LOS ESPACIOS DE EDUCACIÓN UNIVERSITARIA, DE ACUERDO CON LOS REQUERIMIENTOS DE LOS MISMOS.

UNIDAD DE MEDIDA: USUARIO **META:** 70

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO Y MANTENIMIENTO INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**2.281.090**	**0**	**0**	**0**	**0**	**2.281.090**
403	07	00	00	Servicios de información, impresión y relaciones públicas	90.000	0	0	0	0	90.000
403	07	03	00	Relaciones sociales	90.000	0	0	0	0	90.000
403	09	00	00	Viáticos y pasajes	120.000	0	0	0	0	120.000
403	09	01	00	Viáticos y pasajes dentro del país	120.000	0	0	0	0	120.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.826.687	0	0	0	0	1.826.687
403	10	99	00	Otros servicios profesionales y técnicos	1.826.687	0	0	0	0	1.826.687
403	18	00	00	Impuestos indirectos	244.403	0	0	0	0	244.403
403	18	01	00	Impuesto al valor agregado	244.403	0	0	0	0	244.403
				Totales	**2.281.090**	**0**	**0**	**0**	**0**	**2.281.090**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**72.987.911.399**	**0**	**0**	**0**	**0**	**72.987.911.399**
407	01	00	00	Transferencias y donaciones corrientes internas	72.987.911.399	0	0	0	0	72.987.911.399
407	01	03	00	Transferencias corrientes internas al sector público	72.987.911.399	0	0	0	0	72.987.911.399
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	72.853.501.810	0	0	0	0	72.853.501.810
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	134.409.589	0	0	0	0	134.409.589
				Totales	**72.987.911.399**	**0**	**0**	**0**	**0**	**72.987.911.399**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**72.987.911.399**	**0**	**0**	**0**	**0**	**72.987.911.399**
407	01	00	00	Transferencias y donaciones corrientes internas	72.987.911.399	0	0	0	0	72.987.911.399
407	01	03	00	Transferencias corrientes internas al sector público	72.987.911.399	0	0	0	0	72.987.911.399
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	72.853.501.810	0	0	0	0	72.853.501.810
				- A0006 Colegio Universitario Francisco de Miranda	178.427.426	0	0	0	0	178.427.426
				- A0007 Colegio Universitario de Caracas	317.179.206	0	0	0	0	317.179.206
				- A0008 Colegio Universitario "Profesor José Lorenzo Pérez Rodriguez"	139.557.572	0	0	0	0	139.557.572
				- A0011 Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)	42.998.440.732	0	0	0	0	42.998.440.732
				- A0028 Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio", Región Capital	177.003.050	0	0	0	0	177.003.050
				- A0029 Instituto Universitario de Tecnología Alonso Gamero, Coro	288.843.402	0	0	0	0	288.843.402
				- A0030 Instituto Universitario de Tecnología Agroindustrial Región Los Andes	274.502.071	0	0	0	0	274.502.071
				- A0032 Instituto Universitario de Tecnología de los Llanos	205.171.590	0	0	0	0	205.171.590
				- A0033 Instituto Universitario de Tecnología de Maracaibo	525.200.579	0	0	0	0	525.200.579
				- A0035 Instituto Universitario de Tecnología de Yaracuy	202.989.618	0	0	0	0	202.989.618
				- A0036 Instituto Universitario de Tecnología de Puerto Cabello	193.768.366	0	0	0	0	193.768.366
				- A0038 Instituto Universitario de Tecnología de Valencia	291.461.334	0	0	0	0	291.461.334
				- A0039 Universidad Politécnica Territorial del Estado Trujillo "Mario Briceño Iragorry"	208.938.842	0	0	0	0	208.938.842
				- A0040 Universidad Politécnica Territorial "José Antonio Anzoátegui	251.786.613	0	0	0	0	251.786.613
				- A0042 Instituto Universitario de Tecnología de Cabimas	365.667.681	0	0	0	0	365.667.681
				- A0048 Instituto Universitario de Tecnología del Oeste "Mariscal Sucre"	125.337.767	0	0	0	0	125.337.767
				- A0063 Instituto Venezolano de Investigaciones Científicas (IVIC)	317.026.139	0	0	0	0	317.026.139
				- A0080 Universidad del Zulia (LUZ)	1.646.929.983	0	0	0	0	1.646.929.983
				- A0081 Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO)	521.425.395	0	0	0	0	521.425.395
				- A0082 Universidad de Oriente (UDO)	1.629.457.633	0	0	0	0	1.629.457.633
				- A0083 Universidad de Los Andes (ULA)	1.733.432.773	0	0	0	0	1.733.432.773
				- A0084 Universidad Nacional Experimental de los Llanos Centrales Rómulo Gallegos (UNERG)	606.361.906	0	0	0	0	606.361.906

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				- A0085 Universidad Nacional Experimental Rafael María Baralt (UNERMB)	564.155.030	0	0	0	0	564.155.030
				- A0086 Universidad Nacional Experimental Simón Bolívar (USB)	528.074.292	0	0	0	0	528.074.292
				- A0087 Universidad Nacional Abierta (UNA)	445.874.555	0	0	0	0	445.874.555
				- A0088 Universidad Nacional Experimental de Guayana (UNEG)	391.668.063	0	0	0	0	391.668.063
				- A0089 Universidad Centroccidental Lisandro Alvarado (UCLA)	684.745.035	0	0	0	0	684.745.035
				- A0090 Universidad Pedagógica Experimental Libertador (UPEL)	2.477.800.160	0	0	0	0	2.477.800.160
				- A0091 Universidad Nacional Experimental de Los Llanos Occidentales Ezequiel Zamora (UNELLEZ)	1.091.410.262	0	0	0	0	1.091.410.262
				- A0092 Universidad Nacional Experimental del Táchira (UNET)	295.198.289	0	0	0	0	295.198.289
				- A0093 Universidad Central de Venezuela (UCV)	1.247.801.307	0	0	0	0	1.247.801.307
				- A0094 Universidad de Carabobo (UC)	1.986.137.516	0	0	0	0	1.986.137.516
				- A0095 Universidad Nacional Experimental Simón Rodríguez (UNESR)	1.553.218.267	0	0	0	0	1.553.218.267
				- A0096 Universidad Nacional Experimental Francisco de Miranda (UNEFM)	663.731.770	0	0	0	0	663.731.770
				- A0186 Universidad Nacional Experimental del Yaracuy (UNEY)	99.788.374	0	0	0	0	99.788.374
				- A0191 Observatorio Nacional de Ciencia, Tecnología e Innovación (ONCTI)	8.644.722	0	0	0	0	8.644.722
				- A0196 Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)	1.967.020.468	0	0	0	0	1.967.020.468
				- A0208 Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm" (UNESUR)	330.153.273	0	0	0	0	330.153.273
				- A0226 Academia de Ciencias Agrícolas de Venezuela (ACAV)	1.906.780	0	0	0	0	1.906.780
				- A0257 Universidad Politécnica Territorial del Estado Portuguesa "Juan de Jesús Montilla"	183.149.040	0	0	0	0	183.149.040
				- A0258 Universidad Politécnica Territorial del Estado Mérida "Kléber Ramirez"	185.232.489	0	0	0	0	185.232.489
				- A0259 Universidad Politécnica Territorial del Oeste de Sucre "Clodosbaldo Russián"	237.115.125	0	0	0	0	237.115.125
				- A0260 Universidad Politécnica Territorial de Paria "Luis Mariano Rivera"	270.239.105	0	0	0	0	270.239.105
				- A0272 Universidad Politécnica Territorial del Norte de Monagas "Ludovico Silva"	177.722.847	0	0	0	0	177.722.847
				- A0303 Fundación Centro de Investigaciones del Estado para la Producción Experimental Agroindustrial (CIEPE)	20.678.323	0	0	0	0	20.678.323
				- A0313 Fundación Instituto de Estudios Avanzados (IDEA)	38.089.413	0	0	0	0	38.089.413
				- A0314 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Anzoátegui (Fundacite-Anzoátegui)	277.513	0	0	0	0	277.513

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				- A0316 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Carabobo (Fundacite-Carabobo)	800.000	0	0	0	0	800.000
				- A0318 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Falcón (Fundacite-Falcón)	371.350	0	0	0	0	371.350
				- A0319 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Bolívar (Fundacite-Bolívar)	362.000	0	0	0	0	362.000
				- A0320 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Mérida (Fundacite-Mérida)	2.327.773	0	0	0	0	2.327.773
				- A0321 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Táchira (Fundacite-Táchira)	3.105.482	0	0	0	0	3.105.482
				- A0322 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Sucre (Fundacite-Sucre)	684.917	0	0	0	0	684.917
				- A0333 Fundación Gran Mariscal de Ayacucho (FUNDAYACUCHO)	244.400.793	0	0	0	0	244.400.793
				- A0334 Fundación Instituto de Ingeniería para la Investigación y Desarrollo Tecnológico (FIIDT)	19.544.682	0	0	0	0	19.544.682
				- A0338 Fundación Instituto Zuliano de Investigaciones Tecnológicas (INZIT-CICASI)	17.471.260	0	0	0	0	17.471.260
				- A0355 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Zulia (Fundacite-Zulia)	2.333.271	0	0	0	0	2.333.271
				- A0363 Fundación Venezolana de Investigaciones Sismológicas (FUNVISIS)	33.560.133	0	0	0	0	33.560.133
				- A0382 Fundación Centro de Investigaciones de Astronomía Francisco Duarte (CIDA)	2.293.517	0	0	0	0	2.293.517
				- A0405 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Lara (Fundacite-Lara)	1.608.856	0	0	0	0	1.608.856
				- A0415 Fundación Misión Sucre	541.207.348	0	0	0	0	541.207.348
				- A0427 Fundación Centro Internacional Miranda	1.888.611	0	0	0	0	1.888.611
				- A0429 Fundación Centro Nacional de Tecnología Química (CNTQ)	12.880.527	0	0	0	0	12.880.527
				- A0431 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Apure (Fundacite-Apure)	500.000	0	0	0	0	500.000
				- A0432 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Barinas (Fundacite-Barinas)	960.343	0	0	0	0	960.343
				- A0433 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Cojedes (Fundacite-Cojedes)	497.706	0	0	0	0	497.706
				- A0434 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Delta Amacuro (Fundacite-Delta Amacuro)	2.735.954	0	0	0	0	2.735.954
				- A0435 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Guárico (Fundacite-Guárico)	398.592	0	0	0	0	398.592
				- A0436 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Miranda (Fundacite-Miranda)	851.541	0	0	0	0	851.541
				- A0437 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Monagas (Fundacite-Monagas)	829.198	0	0	0	0	829.198

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				- A0438 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Nueva Esparta (Fundacite-Nueva Esparta)	579.568	0	0	0	0	579.568
				- A0439 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Portuguesa (Fundacite-Portuguesa)	723.090	0	0	0	0	723.090
				- A0440 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Trujillo (Fundacite-Trujillo)	3.889.680	0	0	0	0	3.889.680
				- A0441 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Vargas (Fundacite-Vargas)	600.000	0	0	0	0	600.000
				- A0442 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Yaracuy (Fundacite-Yaracuy)	445.753	0	0	0	0	445.753
				- A0443 Fundación Centro Nacional de Desarrollo e Investigación en Telecomunicaciones (CENDIT)	591.266	0	0	0	0	591.266
				- A0461 Fundación Centro Nacional de Desarrollo e Investigación en Tecnologías Libres (CENDITEL)	5.383.711	0	0	0	0	5.383.711
				- A0464 Fundación Infocentro	36.589.633	0	0	0	0	36.589.633
				- A0466 Fundación Dr. Alejandro Próspero Reverend	82.786.882	0	0	0	0	82.786.882
				- A0467 Fundación para el Desarrollo de la Ciencia y la Tecnología del Distrito Metropolitano de Caracas (Fundacite-Distrito Metropolitano de Caracas)	600.000	0	0	0	0	600.000
				- A0565 Universidad Politécnica Territorial de los Altos Mirandinos "Cecilio Acosta"	128.811.919	0	0	0	0	128.811.919
				- A0588 Universidad Territorial Deltaica "Francisco Tamayo"	307.734.978	0	0	0	0	307.734.978
				- A0912 Universidad Nacional Experimental Marítima del Caribe (UNEMC)	140.244.724	0	0	0	0	140.244.724
				- A0925 Instituto Universitario de Tecnología del Estado Bolívar	175.086.173	0	0	0	0	175.086.173
				- A0937 Superintendencia de Servicios de Certificación Electrónica (SUSCERTE)	5.840.933	0	0	0	0	5.840.933
				- A0942 Universidad Bolivariana de Venezuela (UBV)	1.073.961.798	0	0	0	0	1.073.961.798
				- A0952 Universidad Deportiva del Sur	129.577.719	0	0	0	0	129.577.719
				- A1301 Agencia Bolivariana para Actividades Espaciales (ABAE)	128.488.114	0	0	0	0	128.488.114
				- A1315 Instituto Universitario Latinoamericano de Agroecología Paulo Freire (IALA)	17.361.159	0	0	0	0	17.361.159
				- A1322 Universidad Nacional Experimental de las Artes (UNEARTE)	183.114.040	0	0	0	0	183.114.040
				- A1350 Universidad Bolivariana de Trabajadores "Jesús Rivero"	5.600.954	0	0	0	0	5.600.954
				- A1364 Universidad Politécnica Territorial del Alto Apure Pedro Camejo	79.481.962	0	0	0	0	79.481.962
				- A1365 Universidad Politécnica Territorial del Estado Barinas José Félix Ribas	101.831.912	0	0	0	0	101.831.912
				- A1366 Universidad Politécnica Territorial de Barlovento Argelia Laya	94.796.638	0	0	0	0	94.796.638

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				- A1367 Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco	340.913.156	0	0	0	0	340.913.156
				- A1368 Universidad Politécnica Territorial del Norte del Táchira Manuela Sáenz	40.095.046	0	0	0	0	40.095.046
				- A1369 Universidad Politécnica Territorial del Estado Aragua Federico Brito Figueroa	228.015.452	0	0	0	0	228.015.452
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	134.409.589	0	0	0	0	134.409.589
				- A0295 Laboratorios Miranda, C.A. (LABMIRCA)	21.890.354	0	0	0	0	21.890.354
				- A1225 Red de Transmisiones de Venezuela, C.A.	112.519.235	0	0	0	0	112.519.235
				Totales	**72.987.911.399**	**0**	**0**	**0**	**0**	**72.987.911.399**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE COLEGIO UNIVERSITARIO FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 178.427.426

RESPONSABLE/EJECUTOR: COLEGIO UNIVERSITARIO FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**178.427.426**	**0**	**0**	**0**	**0**	**178.427.426**
407	01	00	00	Transferencias y donaciones corrientes internas	178.427.426	0	0	0	0	178.427.426
407	01	03	00	Transferencias corrientes internas al sector público	178.427.426	0	0	0	0	178.427.426
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	178.427.426	0	0	0	0	178.427.426
				Totales	**178.427.426**	**0**	**0**	**0**	**0**	**178.427.426**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 729999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE COLEGIO UNIVERSITARIO DE CARACAS

UNIDAD DE MEDIDA: BOLÍVAR

META: 317.179.206

RESPONSABLE/EJECUTOR: COLEGIO UNIVERSITARIO DE CARACAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**317.179.206**	**0**	**0**	**0**	**0**	**317.179.206**
407	01	00	00	Transferencias y donaciones corrientes internas	317.179.206	0	0	0	0	317.179.206
407	01	03	00	Transferencias corrientes internas al sector público	317.179.206	0	0	0	0	317.179.206
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	317.179.206	0	0	0	0	317.179.206
				Totales	**317.179.206**	**0**	**0**	**0**	**0**	**317.179.206**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE COLEGIO UNIVERSITARIO "PROFESOR JOSÉ LORENZO PÉREZ RODRÍGUEZ"

UNIDAD DE MEDIDA: BOLÍVAR **META:** 139.557.572

RESPONSABLE/EJECUTOR: COLEGIO UNIVERSITARIO "PROFESOR JOSÉ LORENZO PÉREZ RODRÍGUEZ"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**139.557.572**	**0**	**0**	**0**	**0**	**139.557.572**
407	01	00	00	Transferencias y donaciones corrientes internas	139.557.572	0	0	0	0	139.557.572
407	01	03	00	Transferencias corrientes internas al sector público	139.557.572	0	0	0	0	139.557.572
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	139.557.572	0	0	0	0	139.557.572
				Totales	**139.557.572**	**0**	**0**	**0**	**0**	**139.557.572**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO AUTÓNOMO OFICINAS TÉCNICAS DEL CONSEJO NACIONAL DE UNIVERSIDADES (CNU)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 42.998.440.732

RESPONSABLE/EJECUTOR: SERVICIO AUTÓNOMO OFICINAS TÉCNICAS DEL CONSEJO NACIONAL DE UNIVERSIDADES (CNU)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**42.998.440.732**	**0**	**0**	**0**	**0**	**42.998.440.732**
407	01	00	00	Transferencias y donaciones corrientes internas	42.998.440.732	0	0	0	0	42.998.440.732
407	01	03	00	Transferencias corrientes internas al sector público	42.998.440.732	0	0	0	0	42.998.440.732
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	42.998.440.732	0	0	0	0	42.998.440.732
				Totales	**42.998.440.732**	**0**	**0**	**0**	**0**	**42.998.440.732**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 729999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO UNIVERSITARIO DE TECNOLOGÍA "DR. FEDERICO RIVERO PALACIO", REGIÓN CAPITAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 177.003.050

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA "DR. FEDERICO RIVERO PALACIO", REGIÓN CAPITAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**177.003.050**	**0**	**0**	**0**	**0**	**177.003.050**
407	01	00	00	Transferencias y donaciones corrientes internas	177.003.050	0	0	0	0	177.003.050
407	01	03	00	Transferencias corrientes internas al sector público	177.003.050	0	0	0	0	177.003.050
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	177.003.050	0	0	0	0	177.003.050
				Totales	**177.003.050**	**0**	**0**	**0**	**0**	**177.003.050**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO UNIVERSITARIO DE TECNOLOGÍA ALONSO GAMERO, CORO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 288.843.402

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA ALONSO GAMERO, CORO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**288.843.402**	**0**	**0**	**0**	**0**	**288.843.402**
407	01	00	00	Transferencias y donaciones corrientes internas	288.843.402	0	0	0	0	288.843.402
407	01	03	00	Transferencias corrientes internas al sector público	288.843.402	0	0	0	0	288.843.402
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	288.843.402	0	0	0	0	288.843.402
				Totales	**288.843.402**	**0**	**0**	**0**	**0**	**288.843.402**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 729999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO UNIVERSITARIO DE TECNOLOGÍA AGROINDUSTRIAL REGIÓN LOS ANDES

UNIDAD DE MEDIDA: BOLÍVAR

META: 274.502.071

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA AGROINDUSTRIAL REGIÓN LOS ANDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**274.502.071**	**0**	**0**	**0**	**0**	**274.502.071**
407	01	00	00	Transferencias y donaciones corrientes internas	274.502.071	0	0	0	0	274.502.071
407	01	03	00	Transferencias corrientes internas al sector público	274.502.071	0	0	0	0	274.502.071
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	274.502.071	0	0	0	0	274.502.071
				Totales	**274.502.071**	**0**	**0**	**0**	**0**	**274.502.071**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE LOS LLANOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 205.171.590

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE LOS LLANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**205.171.590**	**0**	**0**	**0**	**0**	**205.171.590**
407	01	00	00	Transferencias y donaciones corrientes internas	205.171.590	0	0	0	0	205.171.590
407	01	03	00	Transferencias corrientes internas al sector público	205.171.590	0	0	0	0	205.171.590
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	205.171.590	0	0	0	0	205.171.590
				Totales	**205.171.590**	**0**	**0**	**0**	**0**	**205.171.590**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE MARACAIBO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 525.200.579

RESPONSABLE/EJECUTOR: ENTE INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE MARACAIBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**525.200.579**	**0**	**0**	**0**	**0**	**525.200.579**
407	01	00	00	Transferencias y donaciones corrientes internas	525.200.579	0	0	0	0	525.200.579
407	01	03	00	Transferencias corrientes internas al sector público	525.200.579	0	0	0	0	525.200.579
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	525.200.579	0	0	0	0	525.200.579
				Totales	**525.200.579**	**0**	**0**	**0**	**0**	**525.200.579**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999011 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE YARACUY

UNIDAD DE MEDIDA: BOLÍVAR **META:** 202.989.618

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE YARACUY

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**202.989.618**	**0**	**0**	**0**	**0**	**202.989.618**
407	01	00	00	Transferencias y donaciones corrientes internas	202.989.618	0	0	0	0	202.989.618
407	01	03	00	Transferencias corrientes internas al sector público	202.989.618	0	0	0	0	202.989.618
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	202.989.618	0	0	0	0	202.989.618
				Totales	**202.989.618**	**0**	**0**	**0**	**0**	**202.989.618**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999012 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE PUERTO CABELLO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 193.768.366

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE PUERTO CABELLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**193.768.366**	**0**	**0**	**0**	**0**	**193.768.366**
407	01	00	00	Transferencias y donaciones corrientes internas	193.768.366	0	0	0	0	193.768.366
407	01	03	00	Transferencias corrientes internas al sector público	193.768.366	0	0	0	0	193.768.366
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	193.768.366	0	0	0	0	193.768.366
				Totales	**193.768.366**	**0**	**0**	**0**	**0**	**193.768.366**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999013 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE VALENCIA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 291.461.334

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE VALENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**291.461.334**	**0**	**0**	**0**	**0**	**291.461.334**
407	01	00	00	Transferencias y donaciones corrientes internas	291.461.334	0	0	0	0	291.461.334
407	01	03	00	Transferencias corrientes internas al sector público	291.461.334	0	0	0	0	291.461.334
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	291.461.334	0	0	0	0	291.461.334
				Totales	**291.461.334**	**0**	**0**	**0**	**0**	**291.461.334**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999014 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO TRUJILLO "MARIO BRICEÑO IRAGORRY"

UNIDAD DE MEDIDA: BOLÍVAR **META:** 208.938.842

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO TRUJILLO "MARIO BRICEÑO IRAGORRY"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**208.938.842**	**0**	**0**	**0**	**0**	**208.938.842**
407	01	00	00	Transferencias y donaciones corrientes internas	208.938.842	0	0	0	0	208.938.842
407	01	03	00	Transferencias corrientes internas al sector público	208.938.842	0	0	0	0	208.938.842
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	208.938.842	0	0	0	0	208.938.842
				Totales	**208.938.842**	**0**	**0**	**0**	**0**	**208.938.842**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999015 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD POLITÉCNICA TERRITORIAL "JOSÉ ANTONIO ANZOÁTEGUI

UNIDAD DE MEDIDA: BOLÍVAR **META:** 251.786.613

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL "JOSÉ ANTONIO ANZOÁTEGUI"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**251.786.613**	**0**	**0**	**0**	**0**	**251.786.613**
407	01	00	00	Transferencias y donaciones corrientes internas	251.786.613	0	0	0	0	251.786.613
407	01	03	00	Transferencias corrientes internas al sector público	251.786.613	0	0	0	0	251.786.613
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	251.786.613	0	0	0	0	251.786.613
				Totales	**251.786.613**	**0**	**0**	**0**	**0**	**251.786.613**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 729999016 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE CABIMAS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 365.667.681

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE CABIMAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**365.667.681**	**0**	**0**	**0**	**0**	**365.667.681**
407	01	00	00	Transferencias y donaciones corrientes internas	365.667.681	0	0	0	0	365.667.681
407	01	03	00	Transferencias corrientes internas al sector público	365.667.681	0	0	0	0	365.667.681
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	365.667.681	0	0	0	0	365.667.681
				Totales	**365.667.681**	**0**	**0**	**0**	**0**	**365.667.681**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999017 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DEL OESTE "MARISCAL SUCRE"

UNIDAD DE MEDIDA: BOLÍVAR **META:** 125.337.767

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DEL OESTE "MARISCAL SUCRE"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**125.337.767**	**0**	**0**	**0**	**0**	**125.337.767**
407	01	00	00	Transferencias y donaciones corrientes internas	125.337.767	0	0	0	0	125.337.767
407	01	03	00	Transferencias corrientes internas al sector público	125.337.767	0	0	0	0	125.337.767
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	125.337.767	0	0	0	0	125.337.767
				Totales	**125.337.767**	**0**	**0**	**0**	**0**	**125.337.767**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999018 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO VENEZOLANO DE INVESTIGACIONES CIENTÍFICAS (IVIC)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 317.026.139

RESPONSABLE/EJECUTOR: INSTITUTO VENEZOLANO DE INVESTIGACIONES CIENTÍFICAS (IVIC)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**317.026.139**	**0**	**0**	**0**	**0**	**317.026.139**
407	01	00	00	Transferencias y donaciones corrientes internas	317.026.139	0	0	0	0	317.026.139
407	01	03	00	Transferencias corrientes internas al sector público	317.026.139	0	0	0	0	317.026.139
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	317.026.139	0	0	0	0	317.026.139
				Totales	**317.026.139**	**0**	**0**	**0**	**0**	**317.026.139**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 729999019 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD DEL ZULIA (LUZ)

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.646.929.983

RESPONSABLE/EJECUTOR: UNIVERSIDAD DEL ZULIA (LUZ)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.646.929.983**	**0**	**0**	**0**	**0**	**1.646.929.983**
407	01	00	00	Transferencias y donaciones corrientes internas	1.646.929.983	0	0	0	0	1.646.929.983
407	01	03	00	Transferencias corrientes internas al sector público	1.646.929.983	0	0	0	0	1.646.929.983
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.646.929.983	0	0	0	0	1.646.929.983
				Totales	**1.646.929.983**	**0**	**0**	**0**	**0**	**1.646.929.983**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999020 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD NACIONAL EXPERIMENTAL POLITÉCNICA ANTONIO JOSÉ DE SUCRE (UNEXPO)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 521.425.395

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL POLITÉCNICA ANTONIO JOSÉ DE SUCRE (UNEXPO)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**521.425.395**	**0**	**0**	**0**	**0**	**521.425.395**
407	01	00	00	Transferencias y donaciones corrientes internas	521.425.395	0	0	0	0	521.425.395
407	01	03	00	Transferencias corrientes internas al sector público	521.425.395	0	0	0	0	521.425.395
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	521.425.395	0	0	0	0	521.425.395
				Totales	**521.425.395**	**0**	**0**	**0**	**0**	**521.425.395**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999021 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD DE ORIENTE (UDO)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.629.457.633

RESPONSABLE/EJECUTOR: UNIVERSIDAD DE ORIENTE (UDO)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.629.457.633**	**0**	**0**	**0**	**0**	**1.629.457.633**
407	01	00	00	Transferencias y donaciones corrientes internas	1.629.457.633	0	0	0	0	1.629.457.633
407	01	03	00	Transferencias corrientes internas al sector público	1.629.457.633	0	0	0	0	1.629.457.633
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.629.457.633	0	0	0	0	1.629.457.633
				Totales	**1.629.457.633**	**0**	**0**	**0**	**0**	**1.629.457.633**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 72 - 51

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999022 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD DE LOS ANDES (ULA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.733.432.773

RESPONSABLE/EJECUTOR: UNIVERSIDAD DE LOS ANDES (ULA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.733.432.773**	**0**	**0**	**0**	**0**	**1.733.432.773**
407	01	00	00	Transferencias y donaciones corrientes internas	1.733.432.773	0	0	0	0	1.733.432.773
407	01	03	00	Transferencias corrientes internas al sector público	1.733.432.773	0	0	0	0	1.733.432.773
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.733.432.773	0	0	0	0	1.733.432.773
				Totales	**1.733.432.773**	**0**	**0**	**0**	**0**	**1.733.432.773**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999023 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD NACIONAL EXPERIMENTAL DE LOS LLANOS CENTRALES RÓMULO GALLEGOS (UNERG)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 606.361.906

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL DE LOS LLANOS CENTRALES RÓMULO GALLEGOS (UNERG)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**606.361.906**	**0**	**0**	**0**	**0**	**606.361.906**
407	01	00	00	Transferencias y donaciones corrientes internas	606.361.906	0	0	0	0	606.361.906
407	01	03	00	Transferencias corrientes internas al sector público	606.361.906	0	0	0	0	606.361.906
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	606.361.906	0	0	0	0	606.361.906
				Totales	**606.361.906**	**0**	**0**	**0**	**0**	**606.361.906**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999024 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD NACIONAL EXPERIMENTAL RAFAEL MARÍA BARALT (UNERMB)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 564.155.030

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL RAFAEL MARÍA BARALT (UNERMB)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**564.155.030**	**0**	**0**	**0**	**0**	**564.155.030**
407	01	00	00	Transferencias y donaciones corrientes internas	564.155.030	0	0	0	0	564.155.030
407	01	03	00	Transferencias corrientes internas al sector público	564.155.030	0	0	0	0	564.155.030
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	564.155.030	0	0	0	0	564.155.030
				Totales	**564.155.030**	**0**	**0**	**0**	**0**	**564.155.030**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 729999025 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD NACIONAL EXPERIMENTAL SIMÓN BOLÍVAR (USB)

UNIDAD DE MEDIDA: BOLÍVAR

META: 528.074.292

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL SIMÓN BOLÍVAR (USB)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**528.074.292**	**0**	**0**	**0**	**0**	**528.074.292**
407	01	00	00	Transferencias y donaciones corrientes internas	528.074.292	0	0	0	0	528.074.292
407	01	03	00	Transferencias corrientes internas al sector público	528.074.292	0	0	0	0	528.074.292
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	528.074.292	0	0	0	0	528.074.292
				Totales	**528.074.292**	**0**	**0**	**0**	**0**	**528.074.292**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 729999026 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD NACIONAL ABIERTA (UNA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 445.874.555

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL ABIERTA (UNA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**445.874.555**	**0**	**0**	**0**	**0**	**445.874.555**
407	01	00	00	Transferencias y donaciones corrientes internas	445.874.555	0	0	0	0	445.874.555
407	01	03	00	Transferencias corrientes internas al sector público	445.874.555	0	0	0	0	445.874.555
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	445.874.555	0	0	0	0	445.874.555
				Totales	**445.874.555**	**0**	**0**	**0**	**0**	**445.874.555**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 729999027 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD NACIONAL EXPERIMENTAL DE GUAYANA (UNEG)

UNIDAD DE MEDIDA: BOLÍVAR

META: 391.668.063

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL DE GUAYANA (UNEG)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**391.668.063**	**0**	**0**	**0**	**0**	**391.668.063**
407	01	00	00	Transferencias y donaciones corrientes internas	391.668.063	0	0	0	0	391.668.063
407	01	03	00	Transferencias corrientes internas al sector público	391.668.063	0	0	0	0	391.668.063
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	391.668.063	0	0	0	0	391.668.063
				Totales	**391.668.063**	**0**	**0**	**0**	**0**	**391.668.063**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999028 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD CENTROCCIDENTAL LISANDRO ALVARADO (UCLA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 684.745.035

RESPONSABLE/EJECUTOR: UNIVERSIDAD CENTROCCIDENTAL LISANDRO ALVARADO (UCLA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**684.745.035**	**0**	**0**	**0**	**0**	**684.745.035**
407	01	00	00	Transferencias y donaciones corrientes internas	684.745.035	0	0	0	0	684.745.035
407	01	03	00	Transferencias corrientes internas al sector público	684.745.035	0	0	0	0	684.745.035
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	684.745.035	0	0	0	0	684.745.035
				Totales	**684.745.035**	**0**	**0**	**0**	**0**	**684.745.035**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999029 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD PEDAGÓGICA EXPERIMENTAL LIBERTADOR (UPEL)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.477.800.160

RESPONSABLE/EJECUTOR: UNIVERSIDAD PEDAGÓGICA EXPERIMENTAL LIBERTADOR (UPEL)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.477.800.160**	**0**	**0**	**0**	**0**	**2.477.800.160**
407	01	00	00	Transferencias y donaciones corrientes internas	2.477.800.160	0	0	0	0	2.477.800.160
407	01	03	00	Transferencias corrientes internas al sector público	2.477.800.160	0	0	0	0	2.477.800.160
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.477.800.160	0	0	0	0	2.477.800.160
				Totales	**2.477.800.160**	**0**	**0**	**0**	**0**	**2.477.800.160**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 729999030 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD NACIONAL EXPERIMENTAL DE LOS LLANOS OCCIDENTALES EZEQUIEL ZAMORA (UNELLEZ)

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.091.410.262

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL DE LOS LLANOS OCCIDENTALES EZEQUIEL ZAMORA (UNELLEZ)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.091.410.262**	**0**	**0**	**0**	**0**	**1.091.410.262**
407	01	00	00	Transferencias y donaciones corrientes internas	1.091.410.262	0	0	0	0	1.091.410.262
407	01	03	00	Transferencias corrientes internas al sector público	1.091.410.262	0	0	0	0	1.091.410.262
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.091.410.262	0	0	0	0	1.091.410.262
				Totales	**1.091.410.262**	**0**	**0**	**0**	**0**	**1.091.410.262**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 729999031 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD NACIONAL EXPERIMENTAL DEL TÁCHIRA (UNET)

UNIDAD DE MEDIDA: BOLÍVAR

META: 295.198.289

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL DEL TÁCHIRA (UNET)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**295.198.289**	**0**	**0**	**0**	**0**	**295.198.289**
407	01	00	00	Transferencias y donaciones corrientes internas	295.198.289	0	0	0	0	295.198.289
407	01	03	00	Transferencias corrientes internas al sector público	295.198.289	0	0	0	0	295.198.289
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	295.198.289	0	0	0	0	295.198.289
				Totales	**295.198.289**	**0**	**0**	**0**	**0**	**295.198.289**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999032 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD CENTRAL DE VENEZUELA (UCV)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.247.801.307

RESPONSABLE/EJECUTOR: UNIVERSIDAD CENTRAL DE VENEZUELA (UCV)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.247.801.307**	**0**	**0**	**0**	**0**	**1.247.801.307**
407	01	00	00	Transferencias y donaciones corrientes internas	1.247.801.307	0	0	0	0	1.247.801.307
407	01	03	00	Transferencias corrientes internas al sector público	1.247.801.307	0	0	0	0	1.247.801.307
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.247.801.307	0	0	0	0	1.247.801.307
				Totales	**1.247.801.307**	**0**	**0**	**0**	**0**	**1.247.801.307**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999033 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD DE CARABOBO (UC)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.986.137.516

RESPONSABLE/EJECUTOR: UNIVERSIDAD DE CARABOBO (UC)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.986.137.516**	**0**	**0**	**0**	**0**	**1.986.137.516**
407	01	00	00	Transferencias y donaciones corrientes internas	1.986.137.516	0	0	0	0	1.986.137.516
407	01	03	00	Transferencias corrientes internas al sector público	1.986.137.516	0	0	0	0	1.986.137.516
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.986.137.516	0	0	0	0	1.986.137.516
				Totales	**1.986.137.516**	**0**	**0**	**0**	**0**	**1.986.137.516**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999034 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD NACIONAL EXPERIMENTAL SIMÓN RODRÍGUEZ (UNESR)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.553.218.267

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL SIMÓN RODRÍGUEZ (UNESR)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.553.218.267**	**0**	**0**	**0**	**0**	**1.553.218.267**
407	01	00	00	Transferencias y donaciones corrientes internas	1.553.218.267	0	0	0	0	1.553.218.267
407	01	03	00	Transferencias corrientes internas al sector público	1.553.218.267	0	0	0	0	1.553.218.267
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.553.218.267	0	0	0	0	1.553.218.267
				Totales	**1.553.218.267**	**0**	**0**	**0**	**0**	**1.553.218.267**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 729999035 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD NACIONAL EXPERIMENTAL FRANCISCO DE MIRANDA (UNEFM)

UNIDAD DE MEDIDA: BOLÍVAR

META: 663.731.770

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL FRANCISCO DE MIRANDA (UNEFM)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**663.731.770**	**0**	**0**	**0**	**0**	**663.731.770**
407	01	00	00	Transferencias y donaciones corrientes internas	663.731.770	0	0	0	0	663.731.770
407	01	03	00	Transferencias corrientes internas al sector público	663.731.770	0	0	0	0	663.731.770
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	663.731.770	0	0	0	0	663.731.770
				Totales	**663.731.770**	**0**	**0**	**0**	**0**	**663.731.770**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 729999036 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD NACIONAL EXPERIMENTAL DEL YARACUY (UNEY)

UNIDAD DE MEDIDA: BOLÍVAR

META: 99.788.374

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL DEL YARACUY (UNEY)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**99.788.374**	**0**	**0**	**0**	**0**	**99.788.374**
407	01	00	00	Transferencias y donaciones corrientes internas	99.788.374	0	0	0	0	99.788.374
407	01	03	00	Transferencias corrientes internas al sector público	99.788.374	0	0	0	0	99.788.374
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	99.788.374	0	0	0	0	99.788.374
				Totales	**99.788.374**	**0**	**0**	**0**	**0**	**99.788.374**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 729999037 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE OBSERVATORIO NACIONAL DE CIENCIA, TECNOLOGÍA E INNOVACIÓN (ONCTI)

UNIDAD DE MEDIDA: BOLÍVAR

META: 8.644.722

RESPONSABLE/EJECUTOR: OBSERVATORIO NACIONAL DE CIENCIA, TECNOLOGÍA E INNOVACIÓN (ONCTI)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**8.644.722**	**0**	**0**	**0**	**0**	**8.644.722**
407	01	00	00	Transferencias y donaciones corrientes internas	8.644.722	0	0	0	0	8.644.722
407	01	03	00	Transferencias corrientes internas al sector público	8.644.722	0	0	0	0	8.644.722
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	8.644.722	0	0	0	0	8.644.722
				Totales	**8.644.722**	**0**	**0**	**0**	**0**	**8.644.722**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999038 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD NACIONAL EXPERIMENTAL POLITÉCNICA DE LA FUERZA ARMADA NACIONAL (UNEFA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.967.020.468

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL POLITÉCNICA DE LA FUERZA ARMADA NACIONAL (UNEFA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.967.020.468**	**0**	**0**	**0**	**0**	**1.967.020.468**
407	01	00	00	Transferencias y donaciones corrientes internas	1.967.020.468	0	0	0	0	1.967.020.468
407	01	03	00	Transferencias corrientes internas al sector público	1.967.020.468	0	0	0	0	1.967.020.468
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.967.020.468	0	0	0	0	1.967.020.468
				Totales	**1.967.020.468**	**0**	**0**	**0**	**0**	**1.967.020.468**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999039 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD NACIONAL EXPERIMENTAL SUR DEL LAGO "JESÚS MARÍA SEMPRÚM" (UNESUR)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 330.153.273

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL SUR DEL LAGO "JESÚS MARÍA SEMPRÚM" (UNESUR)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**330.153.273**	**0**	**0**	**0**	**0**	**330.153.273**
407	01	00	00	Transferencias y donaciones corrientes internas	330.153.273	0	0	0	0	330.153.273
407	01	03	00	Transferencias corrientes internas al sector público	330.153.273	0	0	0	0	330.153.273
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	330.153.273	0	0	0	0	330.153.273
				Totales	**330.153.273**	**0**	**0**	**0**	**0**	**330.153.273**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999041 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE ACADEMIA DE CIENCIAS AGRÍCOLAS DE VENEZUELA (ACAV)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.906.780

RESPONSABLE/EJECUTOR: ACADEMIA DE CIENCIAS AGRÍCOLAS DE VENEZUELA (ACAV)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**1.906.780**	0	0	0	0	**1.906.780**
407	01	00	00	Transferencias y donaciones corrientes internas	1.906.780	0	0	0	0	1.906.780
407	01	03	00	Transferencias corrientes internas al sector público	1.906.780	0	0	0	0	1.906.780
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.906.780	0	0	0	0	1.906.780
				Totales	**1.906.780**	0	0	0	0	**1.906.780**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999042 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO PORTUGUESA "JUAN DE JESÚS MONTILLA"

UNIDAD DE MEDIDA: BOLÍVAR **META:** 183.149.040

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO PORTUGUESA "JUAN DE JESÚS MONTILLA"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**183.149.040**	0	0	0	0	**183.149.040**
407	01	00	00	Transferencias y donaciones corrientes internas	183.149.040	0	0	0	0	183.149.040
407	01	03	00	Transferencias corrientes internas al sector público	183.149.040	0	0	0	0	183.149.040
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	183.149.040	0	0	0	0	183.149.040
				Totales	**183.149.040**	0	0	0	0	**183.149.040**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999043 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO MÉRIDA "KLÉBER RAMIREZ"

UNIDAD DE MEDIDA: BOLÍVAR **META:** 185.232.489

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO MÉRIDA "KLÉBER RAMIREZ"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**185.232.489**	0	0	0	0	**185.232.489**
407	01	00	00	Transferencias y donaciones corrientes internas	185.232.489	0	0	0	0	185.232.489
407	01	03	00	Transferencias corrientes internas al sector público	185.232.489	0	0	0	0	185.232.489
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	185.232.489	0	0	0	0	185.232.489
				Totales	**185.232.489**	0	0	0	0	**185.232.489**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 729999044 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL OESTE DE SUCRE "CLODOSBALDO RUSSIÁN"

UNIDAD DE MEDIDA: BOLÍVAR

META: 237.115.125

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL OESTE DE SUCRE "CLODOSBALDO RUSSIÁN"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**237.115.125**	0	0	0	0	**237.115.125**
407	01	00	00	Transferencias y donaciones corrientes internas	237.115.125	0	0	0	0	237.115.125
407	01	03	00	Transferencias corrientes internas al sector público	237.115.125	0	0	0	0	237.115.125
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	237.115.125	0	0	0	0	237.115.125
				Totales	**237.115.125**	0	0	0	0	**237.115.125**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999045 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD POLITÉCNICA TERRITORIAL DE PARIA "LUIS MARIANO RIVERA"

UNIDAD DE MEDIDA: BOLÍVAR **META:** 270.239.105

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DE PARIA "LUIS MARIANO RIVERA"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**270.239.105**	**0**	**0**	**0**	**0**	**270.239.105**
407	01	00	00	Transferencias y donaciones corrientes internas	270.239.105	0	0	0	0	270.239.105
407	01	03	00	Transferencias corrientes internas al sector público	270.239.105	0	0	0	0	270.239.105
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	270.239.105	0	0	0	0	270.239.105
				Totales	**270.239.105**	**0**	**0**	**0**	**0**	**270.239.105**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999047 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL NORTE DE MONAGAS "LUDOVICO SILVA"

UNIDAD DE MEDIDA: BOLÍVAR **META:** 177.722.847

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL NORTE DE MONAGAS "LUDOVICO SILVA"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**177.722.847**	0	0	0	0	**177.722.847**
407	01	00	00	Transferencias y donaciones corrientes internas	177.722.847	0	0	0	0	177.722.847
407	01	03	00	Transferencias corrientes internas al sector público	177.722.847	0	0	0	0	177.722.847
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	177.722.847	0	0	0	0	177.722.847
				Totales	**177.722.847**	0	0	0	0	**177.722.847**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999048 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CENTRO DE INVESTIGACIONES DEL ESTADO PARA LA PRODUCCIÓN EXPERIMENTAL AGROINDUSTRIAL (CIEPE)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 20.678.323

RESPONSABLE/EJECUTOR: CENTRO DE INVESTIGACIONES DEL ESTADO PARA LA PRODUCCIÓN EXPERIMENTAL AGROINDUSTRIAL (CIEPE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**20.678.323**	0	0	0	0	**20.678.323**
407	01	00	00	Transferencias y donaciones corrientes internas	20.678.323	0	0	0	0	20.678.323
407	01	03	00	Transferencias corrientes internas al sector público	20.678.323	0	0	0	0	20.678.323
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	20.678.323	0	0	0	0	20.678.323
				Totales	**20.678.323**	0	0	0	0	**20.678.323**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999050 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN INSTITUTO DE ESTUDIOS AVANZADOS (IDEA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 38.089.413

RESPONSABLE/EJECUTOR: FUNDACIÓN INSTITUTO DE ESTUDIOS AVANZADOS (IDEA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**38.089.413**	**0**	**0**	**0**	**0**	**38.089.413**
407	01	00	00	Transferencias y donaciones corrientes internas	38.089.413	0	0	0	0	38.089.413
407	01	03	00	Transferencias corrientes internas al sector público	38.089.413	0	0	0	0	38.089.413
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	38.089.413	0	0	0	0	38.089.413
				Totales	**38.089.413**	**0**	**0**	**0**	**0**	**38.089.413**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999051 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO ANZOÁTEGUI (FUNDACITE-ANZOÁTEGUI)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 277.513

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO ANZOÁTEGUI (FUNDACITE-ANZOÁTEGUI)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**277.513**	0	0	0	0	**277.513**
407	01	00	00	Transferencias y donaciones corrientes internas	277.513	0	0	0	0	277.513
407	01	03	00	Transferencias corrientes internas al sector público	277.513	0	0	0	0	277.513
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	277.513	0	0	0	0	277.513
				Totales	**277.513**	0	0	0	0	**277.513**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 729999053 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO CARABOBO (FUNDACITE-CARABOBO)

UNIDAD DE MEDIDA: BOLÍVAR

META: 800.000

RESPONSABLE/EJECUTOR:

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**800.000**	**0**	**0**	**0**	**0**	**800.000**
407	01	00	00	Transferencias y donaciones corrientes internas	800.000	0	0	0	0	800.000
407	01	03	00	Transferencias corrientes internas al sector público	800.000	0	0	0	0	800.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	800.000	0	0	0	0	800.000
				Totales	**800.000**	**0**	**0**	**0**	**0**	**800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999054 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO FALCÓN (FUNDACITE-FALCÓN)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 371.350

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO FALCÓN (FUNDACITE-FALCÓN)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**371.350**	0	0	0	0	**371.350**
407	01	00	00	Transferencias y donaciones corrientes internas	371.350	0	0	0	0	371.350
407	01	03	00	Transferencias corrientes internas al sector público	371.350	0	0	0	0	371.350
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	371.350	0	0	0	0	371.350
				Totales	**371.350**	0	0	0	0	**371.350**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999055 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO BOLÍVAR (FUNDACITE-BOLÍVAR)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 362.000

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO BOLÍVAR (FUNDACITE-BOLÍVAR)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**362.000**	**0**	**0**	**0**	**0**	**362.000**
407	01	00	00	Transferencias y donaciones corrientes internas	362.000	0	0	0	0	362.000
407	01	03	00	Transferencias corrientes internas al sector público	362.000	0	0	0	0	362.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	362.000	0	0	0	0	362.000
				Totales	**362.000**	**0**	**0**	**0**	**0**	**362.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999056 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO MÉRIDA (FUNDACITE-MÉRIDA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.327.773

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO MÉRIDA (FUNDACITE-MÉRIDA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**2.327.773**	0	0	0	0	**2.327.773**
407	01	00	00	Transferencias y donaciones corrientes internas	2.327.773	0	0	0	0	2.327.773
407	01	03	00	Transferencias corrientes internas al sector público	2.327.773	0	0	0	0	2.327.773
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.327.773	0	0	0	0	2.327.773
				Totales	**2.327.773**	0	0	0	0	**2.327.773**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 729999057 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO TÁCHIRA (FUNDACITE-TÁCHIRA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 3.105.482

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO TÁCHIRA (FUNDACITE-TÁCHIRA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.105.482**	**0**	**0**	**0**	**0**	**3.105.482**
407	01	00	00	Transferencias y donaciones corrientes internas	3.105.482	0	0	0	0	3.105.482
407	01	03	00	Transferencias corrientes internas al sector público	3.105.482	0	0	0	0	3.105.482
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.105.482	0	0	0	0	3.105.482
				Totales	**3.105.482**	**0**	**0**	**0**	**0**	**3.105.482**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 729999058 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO SUCRE (FUNDACITE-SUCRE)

UNIDAD DE MEDIDA: BOLÍVAR

META: 684.917

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO SUCRE (FUNDACITE-SUCRE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**684.917**	**0**	**0**	**0**	**0**	**684.917**
407	01	00	00	Transferencias y donaciones corrientes internas	684.917	0	0	0	0	684.917
407	01	03	00	Transferencias corrientes internas al sector público	684.917	0	0	0	0	684.917
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	684.917	0	0	0	0	684.917
				Totales	**684.917**	**0**	**0**	**0**	**0**	**684.917**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 729999059 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN GRAN MARISCAL DE AYACUCHO (FUNDAYACUCHO)

UNIDAD DE MEDIDA: BOLÍVAR

META: 244.400.793

RESPONSABLE/EJECUTOR: FUNDACIÓN GRAN MARISCAL DE AYACUCHO (FUNDAYACUCHO)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**244.400.793**	**0**	**0**	**0**	**0**	**244.400.793**
407	01	00	00	Transferencias y donaciones corrientes internas	244.400.793	0	0	0	0	244.400.793
407	01	03	00	Transferencias corrientes internas al sector público	244.400.793	0	0	0	0	244.400.793
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	244.400.793	0	0	0	0	244.400.793
				Totales	**244.400.793**	**0**	**0**	**0**	**0**	**244.400.793**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999060 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN INSTITUTO DE INGENIERÍA PARA LA INVESTIGACIÓN Y DESARROLLO TECNOLÓGICO (FIIDT)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 19.544.682

RESPONSABLE/EJECUTOR: FUNDACIÓN INSTITUTO DE INGENIERÍA PARA LA INVESTIGACIÓN Y DESARROLLO TECNOLÓGICO (FIIDT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**19.544.682**	0	0	0	0	**19.544.682**
407	01	00	00	Transferencias y donaciones corrientes internas	19.544.682	0	0	0	0	19.544.682
407	01	03	00	Transferencias corrientes internas al sector público	19.544.682	0	0	0	0	19.544.682
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	19.544.682	0	0	0	0	19.544.682
				Totales	**19.544.682**	0	0	0	0	**19.544.682**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999061 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN INSTITUTO ZULIANO DE INVESTIGACIONES TECNOLÓGICAS (INZIT-CICASI)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 17.471.260

RESPONSABLE/EJECUTOR: FUNDACIÓN INSTITUTO ZULIANO DE INVESTIGACIONES TECNOLÓGICAS (INZIT-CICASI)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**17.471.260**	**0**	**0**	**0**	**0**	**17.471.260**
407	01	00	00	Transferencias y donaciones corrientes internas	17.471.260	0	0	0	0	17.471.260
407	01	03	00	Transferencias corrientes internas al sector público	17.471.260	0	0	0	0	17.471.260
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	17.471.260	0	0	0	0	17.471.260
				Totales	**17.471.260**	**0**	**0**	**0**	**0**	**17.471.260**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999062 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO ZULIA (FUNDACITE-ZULIA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.333.271

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO ZULIA (FUNDACITE-ZULIA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	2.333.271	0	0	0	0	2.333.271
407	01	00	00	Transferencias y donaciones corrientes internas	2.333.271	0	0	0	0	2.333.271
407	01	03	00	Transferencias corrientes internas al sector público	2.333.271	0	0	0	0	2.333.271
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.333.271	0	0	0	0	2.333.271
				Totales	2.333.271	0	0	0	0	2.333.271

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999063 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN VENEZOLANA DE INVESTIGACIONES SISMOLÓGICAS (FUNVISIS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 33.560.133

RESPONSABLE/EJECUTOR: FUNDACIÓN VENEZOLANA DE INVESTIGACIONES SISMOLÓGICAS (FUNVISIS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**33.560.133**	**0**	**0**	**0**	**0**	**33.560.133**
407	01	00	00	Transferencias y donaciones corrientes internas	33.560.133	0	0	0	0	33.560.133
407	01	03	00	Transferencias corrientes internas al sector público	33.560.133	0	0	0	0	33.560.133
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	33.560.133	0	0	0	0	33.560.133
				Totales	**33.560.133**	**0**	**0**	**0**	**0**	**33.560.133**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999064 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CENTRO DE INVESTIGACIONES DE ASTRONOMÍA FRANCISCO DUARTE (CIDA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.293.517

RESPONSABLE/EJECUTOR: CENTRO DE INVESTIGACIONES DE ASTRONOMÍA FRANCISCO DUARTE (CIDA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**2.293.517**	0	0	0	0	**2.293.517**
407	01	00	00	Transferencias y donaciones corrientes internas	2.293.517	0	0	0	0	2.293.517
407	01	03	00	Transferencias corrientes internas al sector público	2.293.517	0	0	0	0	2.293.517
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.293.517	0	0	0	0	2.293.517
				Totales	**2.293.517**	0	0	0	0	**2.293.517**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999065 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO LARA (FUNDACITE-LARA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.608.856

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO LARA (FUNDACITE-LARA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.608.856**	**0**	**0**	**0**	**0**	**1.608.856**
407	01	00	00	Transferencias y donaciones corrientes internas	1.608.856	0	0	0	0	1.608.856
407	01	03	00	Transferencias corrientes internas al sector público	1.608.856	0	0	0	0	1.608.856
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.608.856	0	0	0	0	1.608.856
				Totales	**1.608.856**	**0**	**0**	**0**	**0**	**1.608.856**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 729999066 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MISIÓN SUCRE

UNIDAD DE MEDIDA: BOLÍVAR

META: 541.207.348

RESPONSABLE/EJECUTOR: FUNDACIÓN MISIÓN SUCRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**541.207.348**	0	0	0	0	**541.207.348**
407	01	00	00	Transferencias y donaciones corrientes internas	541.207.348	0	0	0	0	541.207.348
407	01	03	00	Transferencias corrientes internas al sector público	541.207.348	0	0	0	0	541.207.348
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	541.207.348	0	0	0	0	541.207.348
				Totales	**541.207.348**	0	0	0	0	**541.207.348**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999067 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CENTRO INTERNACIONAL MIRANDA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.888.611

RESPONSABLE/EJECUTOR: FUNDACIÓN CENTRO INTERNACIONAL MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.888.611**	**0**	**0**	**0**	**0**	**1.888.611**
407	01	00	00	Transferencias y donaciones corrientes internas	1.888.611	0	0	0	0	1.888.611
407	01	03	00	Transferencias corrientes internas al sector público	1.888.611	0	0	0	0	1.888.611
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.888.611	0	0	0	0	1.888.611
				Totales	**1.888.611**	**0**	**0**	**0**	**0**	**1.888.611**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 729999068 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CENTRO NACIONAL DE TECNOLOGÍA QUÍMICA (CNTQ)

UNIDAD DE MEDIDA: BOLÍVAR

META: 12.880.527

RESPONSABLE/EJECUTOR: FUNDACIÓN CENTRO NACIONAL DE TECNOLOGÍA QUÍMICA (CNTQ)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**12.880.527**	0	0	0	0	**12.880.527**
407	01	00	00	Transferencias y donaciones corrientes internas	12.880.527	0	0	0	0	12.880.527
407	01	03	00	Transferencias corrientes internas al sector público	12.880.527	0	0	0	0	12.880.527
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	12.880.527	0	0	0	0	12.880.527
				Totales	**12.880.527**	0	0	0	0	**12.880.527**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999070 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO APURE (FUNDACITE-APURE)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 500.000

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO APURE (FUNDACITE-APURE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**500.000**	**0**	**0**	**0**	**0**	**500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	500.000	0	0	0	0	500.000
407	01	03	00	Transferencias corrientes internas al sector público	500.000	0	0	0	0	500.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	500.000	0	0	0	0	500.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 729999071 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO BARINAS (FUNDACITE-BARINAS)

UNIDAD DE MEDIDA: BOLÍVAR

META: 960.343

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO BARINAS (FUNDACITE-BARINAS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**960.343**	**0**	**0**	**0**	**0**	**960.343**
407	01	00	00	Transferencias y donaciones corrientes internas	960.343	0	0	0	0	960.343
407	01	03	00	Transferencias corrientes internas al sector público	960.343	0	0	0	0	960.343
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	960.343	0	0	0	0	960.343
				Totales	**960.343**	**0**	**0**	**0**	**0**	**960.343**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999072 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO COJEDES (FUNDACITE-COJEDES)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 497.706

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO COJEDES (FUNDACITE-COJEDES)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**497.706**	**0**	**0**	**0**	**0**	**497.706**
407	01	00	00	Transferencias y donaciones corrientes internas	497.706	0	0	0	0	497.706
407	01	03	00	Transferencias corrientes internas al sector público	497.706	0	0	0	0	497.706
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	497.706	0	0	0	0	497.706
				Totales	**497.706**	**0**	**0**	**0**	**0**	**497.706**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999073 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO DELTA AMACURO (FUNDACITE-DELTA AMACURO)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.735.954

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO DELTA AMACURO (FUNDACITE-DELTA AMACURO)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**2.735.954**	0	0	0	0	**2.735.954**
407	01	00	00	Transferencias y donaciones corrientes internas	2.735.954	0	0	0	0	2.735.954
407	01	03	00	Transferencias corrientes internas al sector público	2.735.954	0	0	0	0	2.735.954
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.735.954	0	0	0	0	2.735.954
				Totales	**2.735.954**	0	0	0	0	**2.735.954**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999074 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO GUÁRICO (FUNDACITE-GUÁRICO)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 398.592

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO GUÁRICO (FUNDACITE-GUÁRICO)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**398.592**	**0**	**0**	**0**	**0**	**398.592**
407	01	00	00	Transferencias y donaciones corrientes internas	398.592	0	0	0	0	398.592
407	01	03	00	Transferencias corrientes internas al sector público	398.592	0	0	0	0	398.592
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	398.592	0	0	0	0	398.592
				Totales	**398.592**	**0**	**0**	**0**	**0**	**398.592**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999075 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO MIRANDA (FUNDACITE-MIRANDA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 851.541

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO MIRANDA (FUNDACITE-MIRANDA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**851.541**	0	0	0	0	**851.541**
407	01	00	00	Transferencias y donaciones corrientes internas	851.541	0	0	0	0	851.541
407	01	03	00	Transferencias corrientes internas al sector público	851.541	0	0	0	0	851.541
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	851.541	0	0	0	0	851.541
				Totales	**851.541**	0	0	0	0	**851.541**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999076 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO MONAGAS (FUNDACITE-MONAGAS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 829.198

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO MONAGAS (FUNDACITE-MONAGAS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**829.198**	**0**	**0**	**0**	**0**	**829.198**
407	01	00	00	Transferencias y donaciones corrientes internas	829.198	0	0	0	0	829.198
407	01	03	00	Transferencias corrientes internas al sector público	829.198	0	0	0	0	829.198
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	829.198	0	0	0	0	829.198
				Totales	**829.198**	**0**	**0**	**0**	**0**	**829.198**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999077 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO NUEVA ESPARTA (FUNDACITE-NUEVA ESPARTA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 579.568

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO NUEVA ESPARTA (FUNDACITE-NUEVA ESPARTA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**579.568**	0	0	0	0	**579.568**
407	01	00	00	Transferencias y donaciones corrientes internas	579.568	0	0	0	0	579.568
407	01	03	00	Transferencias corrientes internas al sector público	579.568	0	0	0	0	579.568
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	579.568	0	0	0	0	579.568
				Totales	**579.568**	0	0	0	0	**579.568**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999078 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO PORTUGUESA (FUNDACITE-PORTUGUESA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 723.090

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO PORTUGUESA (FUNDACITE-PORTUGUESA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**723.090**	**0**	**0**	**0**	**0**	**723.090**
407	01	00	00	Transferencias y donaciones corrientes internas	723.090	0	0	0	0	723.090
407	01	03	00	Transferencias corrientes internas al sector público	723.090	0	0	0	0	723.090
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	723.090	0	0	0	0	723.090
				Totales	**723.090**	**0**	**0**	**0**	**0**	**723.090**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999079 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO TRUJILLO (FUNDACITE-TRUJILLO)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.889.680

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO TRUJILLO (FUNDACITE-TRUJILLO)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.889.680**	**0**	**0**	**0**	**0**	**3.889.680**
407	01	00	00	Transferencias y donaciones corrientes internas	3.889.680	0	0	0	0	3.889.680
407	01	03	00	Transferencias corrientes internas al sector público	3.889.680	0	0	0	0	3.889.680
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.889.680	0	0	0	0	3.889.680
				Totales	**3.889.680**	**0**	**0**	**0**	**0**	**3.889.680**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 729999080 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO VARGAS (FUNDACITE-VARGAS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 600.000

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO VARGAS (FUNDACITE-VARGAS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**600.000**	**0**	**0**	**0**	**0**	**600.000**
407	01	00	00	Transferencias y donaciones corrientes internas	600.000	0	0	0	0	600.000
407	01	03	00	Transferencias corrientes internas al sector público	600.000	0	0	0	0	600.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	600.000	0	0	0	0	600.000
				Totales	**600.000**	**0**	**0**	**0**	**0**	**600.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999081 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO YARACUY (FUNDACITE-YARACUY)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 445.753

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO YARACUY (FUNDACITE-YARACUY)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**445.753**	**0**	**0**	**0**	**0**	**445.753**
407	01	00	00	Transferencias y donaciones corrientes internas	445.753	0	0	0	0	445.753
407	01	03	00	Transferencias corrientes internas al sector público	445.753	0	0	0	0	445.753
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	445.753	0	0	0	0	445.753
				Totales	**445.753**	**0**	**0**	**0**	**0**	**445.753**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999082 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CENTRO NACIONAL DE DESARROLLO E INVESTIGACIÓN EN TELECOMUNICACIONES (CENDIT)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 591.266

RESPONSABLE/EJECUTOR: FUNDACIÓN CENTRO NACIONAL DE DESARROLLO E INVESTIGACIÓN EN TELECOMUNICACIONES (CENDIT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**591.266**	**0**	**0**	**0**	**0**	**591.266**
407	01	00	00	Transferencias y donaciones corrientes internas	591.266	0	0	0	0	591.266
407	01	03	00	Transferencias corrientes internas al sector público	591.266	0	0	0	0	591.266
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	591.266	0	0	0	0	591.266
				Totales	**591.266**	**0**	**0**	**0**	**0**	**591.266**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999083 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CENTRO NACIONAL DE DESARROLLO E INVESTIGACIÓN EN TECNOLOGÍAS LIBRES (CENDITEL)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 5.383.711

RESPONSABLE/EJECUTOR: FUNDACIÓN CENTRO NACIONAL DE DESARROLLO E INVESTIGACIÓN EN TECNOLOGÍAS LIBRES (CENDITEL)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.383.711**	**0**	**0**	**0**	**0**	**5.383.711**
407	01	00	00	Transferencias y donaciones corrientes internas	5.383.711	0	0	0	0	5.383.711
407	01	03	00	Transferencias corrientes internas al sector público	5.383.711	0	0	0	0	5.383.711
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.383.711	0	0	0	0	5.383.711
				Totales	**5.383.711**	**0**	**0**	**0**	**0**	**5.383.711**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 729999084 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN INFOCENTRO

UNIDAD DE MEDIDA: BOLÍVAR

META: 36.589.633

RESPONSABLE/EJECUTOR: FUNDACIÓN INFOCENTRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**36.589.633**	**0**	**0**	**0**	**0**	**36.589.633**
407	01	00	00	Transferencias y donaciones corrientes internas	36.589.633	0	0	0	0	36.589.633
407	01	03	00	Transferencias corrientes internas al sector público	36.589.633	0	0	0	0	36.589.633
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	36.589.633	0	0	0	0	36.589.633
				Totales	**36.589.633**	**0**	**0**	**0**	**0**	**36.589.633**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 729999085 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN DR. ALEJANDRO PRÓSPERO REVEREND

UNIDAD DE MEDIDA: BOLÍVAR

META: 82.786.882

RESPONSABLE/EJECUTOR: FUNDACIÓN DR. ALEJANDRO PRÓSPERO REVEREND

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**82.786.882**	**0**	**0**	**0**	**0**	**82.786.882**
407	01	00	00	Transferencias y donaciones corrientes internas	82.786.882	0	0	0	0	82.786.882
407	01	03	00	Transferencias corrientes internas al sector público	82.786.882	0	0	0	0	82.786.882
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	82.786.882	0	0	0	0	82.786.882
				Totales	**82.786.882**	**0**	**0**	**0**	**0**	**82.786.882**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999086 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL DISTRITO METROPOLITANO DE CARACAS (FUNDACITE-DISTRITO METROPOLITANO DE CARACAS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 600.000

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL DISTRITO METROPOLITANO DE CARACAS (FUNDACITE-DISTRITO METROPOLITANO DE CARACAS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**600.000**	**0**	**0**	**0**	**0**	**600.000**
407	01	00	00	Transferencias y donaciones corrientes internas	600.000	0	0	0	0	600.000
407	01	03	00	Transferencias corrientes internas al sector público	600.000	0	0	0	0	600.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	600.000	0	0	0	0	600.000
				Totales	**600.000**	**0**	**0**	**0**	**0**	**600.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999088 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD POLITÉCNICA TERRITORIAL DE LOS ALTOS MIRANDINOS "CECILIO ACOSTA"

UNIDAD DE MEDIDA: BOLÍVAR **META:** 128.811.919

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DE LOS ALTOS MIRANDINOS "CECILIO ACOSTA"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**128.811.919**	**0**	**0**	**0**	**0**	**128.811.919**
407	01	00	00	Transferencias y donaciones corrientes internas	128.811.919	0	0	0	0	128.811.919
407	01	03	00	Transferencias corrientes internas al sector público	128.811.919	0	0	0	0	128.811.919
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	128.811.919	0	0	0	0	128.811.919
				Totales	**128.811.919**	**0**	**0**	**0**	**0**	**128.811.919**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 729999089 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD TERRITORIAL DELTAICA "FRANCISCO TAMAYO"

UNIDAD DE MEDIDA: BOLÍVAR **META:** 307.734.978

RESPONSABLE/EJECUTOR: UNIVERSIDAD TERRITORIAL DELTAICA "FRANCISCO TAMAYO"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**307.734.978**	**0**	**0**	**0**	**0**	**307.734.978**
407	01	00	00	Transferencias y donaciones corrientes internas	307.734.978	0	0	0	0	307.734.978
407	01	03	00	Transferencias corrientes internas al sector público	307.734.978	0	0	0	0	307.734.978
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	307.734.978	0	0	0	0	307.734.978
				Totales	**307.734.978**	**0**	**0**	**0**	**0**	**307.734.978**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999090 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD NACIONAL EXPERIMENTAL MARÍTIMA DEL CARIBE (UNEMC)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 140.244.724

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL MARÍTIMA DEL CARIBE (UNEMC)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**140.244.724**	**0**	**0**	**0**	**0**	**140.244.724**
407	01	00	00	Transferencias y donaciones corrientes internas	140.244.724	0	0	0	0	140.244.724
407	01	03	00	Transferencias corrientes internas al sector público	140.244.724	0	0	0	0	140.244.724
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	140.244.724	0	0	0	0	140.244.724
				Totales	**140.244.724**	**0**	**0**	**0**	**0**	**140.244.724**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999091 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: BOLÍVAR **META:** 175.086.173

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DEL ESTADO BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**175.086.173**	**0**	**0**	**0**	**0**	**175.086.173**
407	01	00	00	Transferencias y donaciones corrientes internas	175.086.173	0	0	0	0	175.086.173
407	01	03	00	Transferencias corrientes internas al sector público	175.086.173	0	0	0	0	175.086.173
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	175.086.173	0	0	0	0	175.086.173
				Totales	**175.086.173**	**0**	**0**	**0**	**0**	**175.086.173**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999092 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SUPERINTENDENCIA DE SERVICIOS DE CERTIFICACIÓN ELECTRÓNICA (SUSCERTE)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 5.840.933

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE SERVICIOS DE CERTIFICACIÓN ELECTRÓNICA (SUSCERTE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.840.933**	**0**	**0**	**0**	**0**	**5.840.933**
407	01	00	00	Transferencias y donaciones corrientes internas	5.840.933	0	0	0	0	5.840.933
407	01	03	00	Transferencias corrientes internas al sector público	5.840.933	0	0	0	0	5.840.933
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.840.933	0	0	0	0	5.840.933
				Totales	**5.840.933**	**0**	**0**	**0**	**0**	**5.840.933**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999093 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD BOLIVARIANA DE VENEZUELA (UBV)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.073.961.798

RESPONSABLE/EJECUTOR: UNIVERSIDAD BOLIVARIANA DE VENEZUELA (UBV)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.073.961.798**	**0**	**0**	**0**	**0**	**1.073.961.798**
407	01	00	00	Transferencias y donaciones corrientes internas	1.073.961.798	0	0	0	0	1.073.961.798
407	01	03	00	Transferencias corrientes internas al sector público	1.073.961.798	0	0	0	0	1.073.961.798
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.073.961.798	0	0	0	0	1.073.961.798
				Totales	**1.073.961.798**	**0**	**0**	**0**	**0**	**1.073.961.798**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999094 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD DEPORTIVA DEL SUR

UNIDAD DE MEDIDA: BOLÍVAR **META:** 129.577.719

RESPONSABLE/EJECUTOR: UNIVERSIDAD DEPORTIVA DEL SUR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**129.577.719**	**0**	**0**	**0**	**0**	**129.577.719**
407	01	00	00	Transferencias y donaciones corrientes internas	129.577.719	0	0	0	0	129.577.719
407	01	03	00	Transferencias corrientes internas al sector público	129.577.719	0	0	0	0	129.577.719
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	129.577.719	0	0	0	0	129.577.719
				Totales	**129.577.719**	**0**	**0**	**0**	**0**	**129.577.719**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 729999095 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE RED DE TRANSMISIONES DE VENEZUELA, C.A.

UNIDAD DE MEDIDA: BOLÍVAR

META: 112.519.235

RESPONSABLE/EJECUTOR: RED DE TRANSMISIONES DE VENEZUELA, C.A.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**112.519.235**	**0**	**0**	**0**	**0**	**112.519.235**
407	01	00	00	Transferencias y donaciones corrientes internas	112.519.235	0	0	0	0	112.519.235
407	01	03	00	Transferencias corrientes internas al sector público	112.519.235	0	0	0	0	112.519.235
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	112.519.235	0	0	0	0	112.519.235
				Totales	**112.519.235**	**0**	**0**	**0**	**0**	**112.519.235**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999096 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE AGENCIA BOLIVARIANA PARA ACTIVIDADES ESPACIALES (ABAE)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 128.488.114

RESPONSABLE/EJECUTOR: AGENCIA BOLIVARIANA PARA ACTIVIDADES ESPACIALES (ABAE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**128.488.114**	**0**	**0**	**0**	**0**	**128.488.114**
407	01	00	00	Transferencias y donaciones corrientes internas	128.488.114	0	0	0	0	128.488.114
407	01	03	00	Transferencias corrientes internas al sector público	128.488.114	0	0	0	0	128.488.114
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	128.488.114	0	0	0	0	128.488.114
				Totales	**128.488.114**	**0**	**0**	**0**	**0**	**128.488.114**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 729999097 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO UNIVERSITARIO LATINOAMERICANO DE AGROECOLOGÍA PAULO FREIRE (IALA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 17.361.159

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO LATINOAMERICANO DE AGROECOLOGÍA PAULO FREIRE (IALA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**17.361.159**	**0**	**0**	**0**	**0**	**17.361.159**
407	01	00	00	Transferencias y donaciones corrientes internas	17.361.159	0	0	0	0	17.361.159
407	01	03	00	Transferencias corrientes internas al sector público	17.361.159	0	0	0	0	17.361.159
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	17.361.159	0	0	0	0	17.361.159
				Totales	**17.361.159**	**0**	**0**	**0**	**0**	**17.361.159**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 729999098 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD NACIONAL EXPERIMENTAL DE LAS ARTES (UNEARTE)

UNIDAD DE MEDIDA: BOLÍVAR

META: 183.114.040

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL DE LAS ARTES (UNEARTE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**183.114.040**	**0**	**0**	**0**	**0**	**183.114.040**
407	01	00	00	Transferencias y donaciones corrientes internas	183.114.040	0	0	0	0	183.114.040
407	01	03	00	Transferencias corrientes internas al sector público	183.114.040	0	0	0	0	183.114.040
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	183.114.040	0	0	0	0	183.114.040
				Totales	**183.114.040**	**0**	**0**	**0**	**0**	**183.114.040**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999099 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD BOLIVARIANA DE TRABAJADORES "JESÚS RIVERO"

UNIDAD DE MEDIDA: BOLÍVAR **META:** 5.600.954

RESPONSABLE/EJECUTOR: UNIVERSIDAD BOLIVARIANA DE TRABAJADORES "JESÚS RIVERO"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.600.954**	**0**	**0**	**0**	**0**	**5.600.954**
407	01	00	00	Transferencias y donaciones corrientes internas	5.600.954	0	0	0	0	5.600.954
407	01	03	00	Transferencias corrientes internas al sector público	5.600.954	0	0	0	0	5.600.954
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.600.954	0	0	0	0	5.600.954
				Totales	**5.600.954**	**0**	**0**	**0**	**0**	**5.600.954**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 729999100 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ALTO APURE PEDRO CAMEJO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 79.481.962

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ALTO APURE PEDRO CAMEJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**79.481.962**	**0**	**0**	**0**	**0**	**79.481.962**
407	01	00	00	Transferencias y donaciones corrientes internas	79.481.962	0	0	0	0	79.481.962
407	01	03	00	Transferencias corrientes internas al sector público	79.481.962	0	0	0	0	79.481.962
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	79.481.962	0	0	0	0	79.481.962
				Totales	**79.481.962**	**0**	**0**	**0**	**0**	**79.481.962**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999101 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO BARINAS JOSÉ FÉLIX RIBAS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 101.831.912

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO BARINAS JOSÉ FÉLIX RIBAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**101.831.912**	**0**	**0**	**0**	**0**	**101.831.912**
407	01	00	00	Transferencias y donaciones corrientes internas	101.831.912	0	0	0	0	101.831.912
407	01	03	00	Transferencias corrientes internas al sector público	101.831.912	0	0	0	0	101.831.912
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	101.831.912	0	0	0	0	101.831.912
				Totales	**101.831.912**	**0**	**0**	**0**	**0**	**101.831.912**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999102 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD POLITÉCNICA TERRITORIAL DE BARLOVENTO ARGELIA LAYA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 94.796.638

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DE BARLOVENTO ARGELIA LAYA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**94.796.638**	**0**	**0**	**0**	**0**	**94.796.638**
407	01	00	00	Transferencias y donaciones corrientes internas	94.796.638	0	0	0	0	94.796.638
407	01	03	00	Transferencias corrientes internas al sector público	94.796.638	0	0	0	0	94.796.638
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	94.796.638	0	0	0	0	94.796.638
				Totales	**94.796.638**	**0**	**0**	**0**	**0**	**94.796.638**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999103 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO LARA ANDRÉS ELOY BLANCO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 340.913.156

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO LARA ANDRÉS ELOY BLANCO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**340.913.156**	**0**	**0**	**0**	**0**	**340.913.156**
407	01	00	00	Transferencias y donaciones corrientes internas	340.913.156	0	0	0	0	340.913.156
407	01	03	00	Transferencias corrientes internas al sector público	340.913.156	0	0	0	0	340.913.156
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	340.913.156	0	0	0	0	340.913.156
				Totales	**340.913.156**	**0**	**0**	**0**	**0**	**340.913.156**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999104 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL NORTE DEL TÁCHIRA MANUELA SÁENZ

UNIDAD DE MEDIDA: BOLÍVAR **META:** 40.095.046

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL NORTE DEL TÁCHIRA MANUELA SÁENZ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**40.095.046**	**0**	**0**	**0**	**0**	**40.095.046**
407	01	00	00	Transferencias y donaciones corrientes internas	40.095.046	0	0	0	0	40.095.046
407	01	03	00	Transferencias corrientes internas al sector público	40.095.046	0	0	0	0	40.095.046
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	40.095.046	0	0	0	0	40.095.046
				Totales	**40.095.046**	**0**	**0**	**0**	**0**	**40.095.046**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 729999105 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO ARAGUA FEDERICO BRITO FIGUEROA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 228.015.452

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO ARAGUA FEDERICO BRITO FIGUEROA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**228.015.452**	**0**	**0**	**0**	**0**	**228.015.452**
407	01	00	00	Transferencias y donaciones corrientes internas	228.015.452	0	0	0	0	228.015.452
407	01	03	00	Transferencias corrientes internas al sector público	228.015.452	0	0	0	0	228.015.452
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	228.015.452	0	0	0	0	228.015.452
				Totales	**228.015.452**	**0**	**0**	**0**	**0**	**228.015.452**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PROYECTO: 729999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES ADSCRITOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.987.911.399

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 729999106 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE LABORATORIOS MIRANDA, C.A. (LABMIRCA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 21.890.354

RESPONSABLE/EJECUTOR: LABORATORIOS MIRANDA, C.A. (LABMIRCA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**21.890.354**	**0**	**0**	**0**	**0**	**21.890.354**
407	01	00	00	Transferencias y donaciones corrientes internas	21.890.354	0	0	0	0	21.890.354
407	01	03	00	Transferencias corrientes internas al sector público	21.890.354	0	0	0	0	21.890.354
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	21.890.354	0	0	0	0	21.890.354
				Totales	**21.890.354**	**0**	**0**	**0**	**0**	**21.890.354**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**1.873.079.370**	**0**	**0**	**0**	**0**	**1.873.079.370**
401	01	00	00	Sueldos, salarios y otras retribuciones	146.821.248	0	0	0	0	146.821.248
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	65.386.961	0	0	0	0	65.386.961
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	26.081.892	0	0	0	0	26.081.892
401	01	12	00	Salarios a obreros en puestos no permanentes	7.803.707	0	0	0	0	7.803.707
401	01	13	00	Suplencias a obreros	1.335.903	0	0	0	0	1.335.903
401	01	18	00	Remuneraciones al personal contratado	44.342.520	0	0	0	0	44.342.520
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	41.642.520	0	0	0	0	41.642.520
401	01	18	02	Remuneraciones por honorarios profesionales	2.700.000	0	0	0	0	2.700.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.781.204	0	0	0	0	1.781.204
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	89.061	0	0	0	0	89.061
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.807.682	0	0	0	0	1.807.682
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	756.754	0	0	0	0	756.754
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.050.928	0	0	0	0	1.050.928
401	03	00	00	Primas	463.352.899	0	0	0	0	463.352.899
401	03	01	00	Primas por mérito a empleados	115.167.643	0	0	0	0	115.167.643
401	03	02	00	Primas de transporte a empleados	11.808.000	0	0	0	0	11.808.000
401	03	03	00	Primas por hogar a empleados	43.817.599	0	0	0	0	43.817.599
401	03	04	00	Primas por hijos a empleados	71.000	0	0	0	0	71.000
401	03	08	00	Primas de profesionalización a empleados	7.499.407	0	0	0	0	7.499.407
401	03	09	00	Primas por antigüedad a empleados	16.058.880	0	0	0	0	16.058.880
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	13.688.547	0	0	0	0	13.688.547
401	03	16	00	Primas por mérito a obreros	82.919.511	0	0	0	0	82.919.511
401	03	17	00	Primas de transporte a obreros	4.986.000	0	0	0	0	4.986.000
401	03	18	00	Primas por hogar a obreros	18.502.249	0	0	0	0	18.502.249
401	03	19	00	Primas por hijos de obreros	25.000	0	0	0	0	25.000
401	03	21	00	Primas por antigüedad a obreros	6.780.960	0	0	0	0	6.780.960
401	03	22	00	Primas de profesionalización a obreros	267.181	0	0	0	0	267.181
401	03	37	00	Primas de transporte al personal contratado	8.946.000	0	0	0	0	8.946.000
401	03	38	00	Primas por hogar al personal contratado	33.197.175	0	0	0	0	33.197.175
401	03	39	00	Primas por hijos al personal contratado	110.000	0	0	0	0	110.000
401	03	40	00	Primas de profesionalización al personal contratado	4.261.487	0	0	0	0	4.261.487

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	41	00	Primas por antigüedad al personal contratado	14.736.960	0	0	0	0	14.736.960
401	03	47	00	Primas al personal de alto nivel y de dirección	255.334	0	0	0	0	255.334
401	03	95	00	Otras primas al personal de alto nivel y de dirección	247.593	0	0	0	0	247.593
401	03	96	00	Otras primas al personal contratado	80.006.373	0	0	0	0	80.006.373
401	04	00	00	Complementos de sueldos y salarios	384.339.210	0	0	0	0	384.339.210
401	04	06	00	Complemento a empleados por comisión de servicios	44.390.381	0	0	0	0	44.390.381
401	04	08	00	Bono compensatorio de alimentación a empleados	38.193.063	0	0	0	0	38.193.063
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.889.817	0	0	0	0	1.889.817
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	4.354.139	0	0	0	0	4.354.139
401	04	18	00	Bono compensatorio de alimentación a obreros	16.078.235	0	0	0	0	16.078.235
401	04	20	00	Complemento a obreros por días feriados	15.118.535	0	0	0	0	15.118.535
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	5.592.772	0	0	0	0	5.592.772
401	04	26	00	Bono compensatorio de alimentación al personal contratado	29.731.030	0	0	0	0	29.731.030
401	04	28	00	Complemento al personal contratado por días feriados	4.127.507	0	0	0	0	4.127.507
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	58.045	0	0	0	0	58.045
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	234.143	0	0	0	0	234.143
401	04	96	00	Otros complementos a empleados	109.445.121	0	0	0	0	109.445.121
401	04	97	00	Otros complementos a obreros	39.207.469	0	0	0	0	39.207.469
401	04	98	00	Otros complementos al personal contratado	75.918.953	0	0	0	0	75.918.953
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	272.080.064	0	0	0	0	272.080.064
401	05	03	00	Bono vacacional a empleados	134.289.580	0	0	0	0	134.289.580
401	05	06	00	Bono vacacional a obreros	47.048.963	0	0	0	0	47.048.963
401	05	08	00	Bono vacacional al personal contratado	90.460.549	0	0	0	0	90.460.549
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	280.972	0	0	0	0	280.972
401	06	00	00	Aportes patronales y legales	61.150.415	0	0	0	0	61.150.415
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	14.355.811	0	0	0	0	14.355.811
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	9.570.540	0	0	0	0	9.570.540
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	4.785.271	0	0	0	0	4.785.271
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.711.653	0	0	0	0	2.711.653
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	3.190.180	0	0	0	0	3.190.180
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	5.190.229	0	0	0	0	5.190.229

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.730.077	0	0	0	0	1.730.077
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	980.377	0	0	0	0	980.377
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.153.385	0	0	0	0	1.153.385
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	9.979.199	0	0	0	0	9.979.199
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.217.600	0	0	0	0	2.217.600
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.884.960	0	0	0	0	1.884.960
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	30.996	0	0	0	0	30.996
401	06	40	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección	20.664	0	0	0	0	20.664
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	10.332	0	0	0	0	10.332
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	6.886	0	0	0	0	6.886
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	5.855	0	0	0	0	5.855
401	06	95	00	Otros aportes legales por personal contratado	3.326.400	0	0	0	0	3.326.400
401	07	00	00	Asistencia socio-económica	312.197.523	0	0	0	0	312.197.523
401	07	03	00	Ayudas por matrimonio a empleados	177.500	0	0	0	0	177.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	177.500	0	0	0	0	177.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	23.926.350	0	0	0	0	23.926.350
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	98.700.000	0	0	0	0	98.700.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.954.272	0	0	0	0	3.954.272
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	4.868.623	0	0	0	0	4.868.623
401	07	19	00	Ayudas por matrimonio de obreros	62.500	0	0	0	0	62.500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	62.500	0	0	0	0	62.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	8.650.382	0	0	0	0	8.650.382
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	41.550.000	0	0	0	0	41.550.000
401	07	26	00	Dotación de uniformes a obreros	5.540.000	0	0	0	0	5.540.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	3.099.294	0	0	0	0	3.099.294
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	2.055.806	0	0	0	0	2.055.806
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	51.660	0	0	0	0	51.660
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	150.000	0	0	0	0	150.000
401	07	76	00	Ayudas por matrimonio al personal contratado	275.000	0	0	0	0	275.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	275.000	0	0	0	0	275.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	16.631.998	0	0	0	0	16.631.998
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	74.550.000	0	0	0	0	74.550.000
401	07	83	00	Dotación de uniformes al personal contratado	1.540.000	0	0	0	0	1.540.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	7.481.054	0	0	0	0	7.481.054
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	3.688.575	0	0	0	0	3.688.575
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	9.500	0	0	0	0	9.500
401	07	96	00	Otras subvenciones a empleados	6.251.009	0	0	0	0	6.251.009
401	07	97	00	Otras subvenciones a obreros	3.747.500	0	0	0	0	3.747.500
401	07	99	00	Otras subvenciones al personal contratado	4.721.500	0	0	0	0	4.721.500
401	08	00	00	Prestaciones sociales e indemnizaciones	231.330.329	0	0	0	0	231.330.329
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	126.090.366	0	0	0	0	126.090.366
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	45.649.019	0	0	0	0	45.649.019
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	59.406.427	0	0	0	0	59.406.427
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	184.517	0	0	0	0	184.517
403	**00**	**00**	**00**	**Servicios no personales**	**81.112.206**	**0**	**0**	**0**	**0**	**81.112.206**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	34.392.000	0	0	0	0	34.392.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	34.392.000	0	0	0	0	34.392.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	20.062.000	0	0	0	0	20.062.000
403	10	07	00	Servicios de capacitación y adiestramiento	20.062.000	0	0	0	0	20.062.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	20.062.000	0	0	0	0	20.062.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	20.062.000	0	0	0	0	20.062.000
403	18	00	00	Impuestos indirectos	5.764.308	0	0	0	0	5.764.308
403	18	01	00	Impuesto al valor agregado	5.764.308	0	0	0	0	5.764.308
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	831.898	0	0	0	0	831.898
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	831.898	0	0	0	0	831.898
				Totales	**1.954.191.576**	**0**	**0**	**0**	**0**	**1.954.191.576**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 720001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**1.873.079.370**	0	0	0	0	**1.873.079.370**
401	01	00	00	Sueldos, salarios y otras retribuciones	146.821.248	0	0	0	0	146.821.248
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	65.386.961	0	0	0	0	65.386.961
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	26.081.892	0	0	0	0	26.081.892
401	01	12	00	Salarios a obreros en puestos no permanentes	7.803.707	0	0	0	0	7.803.707
401	01	13	00	Suplencias a obreros	1.335.903	0	0	0	0	1.335.903
401	01	18	00	Remuneraciones al personal contratado	44.342.520	0	0	0	0	44.342.520
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	41.642.520	0	0	0	0	41.642.520
401	01	18	02	Remuneraciones por honorarios profesionales	2.700.000	0	0	0	0	2.700.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.781.204	0	0	0	0	1.781.204
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	89.061	0	0	0	0	89.061
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.807.682	0	0	0	0	1.807.682
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	756.754	0	0	0	0	756.754
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.050.928	0	0	0	0	1.050.928
401	03	00	00	Primas	463.352.899	0	0	0	0	463.352.899
401	03	01	00	Primas por mérito a empleados	115.167.643	0	0	0	0	115.167.643
401	03	02	00	Primas de transporte a empleados	11.808.000	0	0	0	0	11.808.000
401	03	03	00	Primas por hogar a empleados	43.817.599	0	0	0	0	43.817.599
401	03	04	00	Primas por hijos a empleados	71.000	0	0	0	0	71.000
401	03	08	00	Primas de profesionalización a empleados	7.499.407	0	0	0	0	7.499.407
401	03	09	00	Primas por antigüedad a empleados	16.058.880	0	0	0	0	16.058.880
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	13.688.547	0	0	0	0	13.688.547
401	03	16	00	Primas por mérito a obreros	82.919.511	0	0	0	0	82.919.511
401	03	17	00	Primas de transporte a obreros	4.986.000	0	0	0	0	4.986.000
401	03	18	00	Primas por hogar a obreros	18.502.249	0	0	0	0	18.502.249
401	03	19	00	Primas por hijos de obreros	25.000	0	0	0	0	25.000
401	03	21	00	Primas por antigüedad a obreros	6.780.960	0	0	0	0	6.780.960

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 720001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	22	00	Primas de profesionalización a obreros	267.181	0	0	0	0	267.181
401	03	37	00	Primas de transporte al personal contratado	8.946.000	0	0	0	0	8.946.000
401	03	38	00	Primas por hogar al personal contratado	33.197.175	0	0	0	0	33.197.175
401	03	39	00	Primas por hijos al personal contratado	110.000	0	0	0	0	110.000
401	03	40	00	Primas de profesionalización al personal contratado	4.261.487	0	0	0	0	4.261.487
401	03	41	00	Primas por antigüedad al personal contratado	14.736.960	0	0	0	0	14.736.960
401	03	47	00	Primas al personal de alto nivel y de dirección	255.334	0	0	0	0	255.334
401	03	95	00	Otras primas al personal de alto nivel y de dirección	247.593	0	0	0	0	247.593
401	03	96	00	Otras primas al personal contratado	80.006.373	0	0	0	0	80.006.373
401	04	00	00	Complementos de sueldos y salarios	384.339.210	0	0	0	0	384.339.210
401	04	06	00	Complemento a empleados por comisión de servicios	44.390.381	0	0	0	0	44.390.381
401	04	08	00	Bono compensatorio de alimentación a empleados	38.193.063	0	0	0	0	38.193.063
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.889.817	0	0	0	0	1.889.817
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	4.354.139	0	0	0	0	4.354.139
401	04	18	00	Bono compensatorio de alimentación a obreros	16.078.235	0	0	0	0	16.078.235
401	04	20	00	Complemento a obreros por días feriados	15.118.535	0	0	0	0	15.118.535
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	5.592.772	0	0	0	0	5.592.772
401	04	26	00	Bono compensatorio de alimentación al personal contratado	29.731.030	0	0	0	0	29.731.030
401	04	28	00	Complemento al personal contratado por días feriados	4.127.507	0	0	0	0	4.127.507
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	58.045	0	0	0	0	58.045
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	234.143	0	0	0	0	234.143
401	04	96	00	Otros complementos a empleados	109.445.121	0	0	0	0	109.445.121
401	04	97	00	Otros complementos a obreros	39.207.469	0	0	0	0	39.207.469
401	04	98	00	Otros complementos al personal contratado	75.918.953	0	0	0	0	75.918.953
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	272.080.064	0	0	0	0	272.080.064
401	05	03	00	Bono vacacional a empleados	134.289.580	0	0	0	0	134.289.580
401	05	06	00	Bono vacacional a obreros	47.048.963	0	0	0	0	47.048.963

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 720001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	08	00	Bono vacacional al personal contratado	90.460.549	0	0	0	0	90.460.549
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	280.972	0	0	0	0	280.972
401	06	00	00	Aportes patronales y legales	61.150.415	0	0	0	0	61.150.415
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	14.355.811	0	0	0	0	14.355.811
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	9.570.540	0	0	0	0	9.570.540
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	4.785.271	0	0	0	0	4.785.271
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.711.653	0	0	0	0	2.711.653
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	3.190.180	0	0	0	0	3.190.180
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	5.190.229	0	0	0	0	5.190.229
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.730.077	0	0	0	0	1.730.077
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	980.377	0	0	0	0	980.377
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.153.385	0	0	0	0	1.153.385
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	9.979.199	0	0	0	0	9.979.199
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.217.600	0	0	0	0	2.217.600
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.884.960	0	0	0	0	1.884.960
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	30.996	0	0	0	0	30.996
401	06	40	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección	20.664	0	0	0	0	20.664
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	10.332	0	0	0	0	10.332
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	6.886	0	0	0	0	6.886
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	5.855	0	0	0	0	5.855
401	06	95	00	Otros aportes legales por personal contratado	3.326.400	0	0	0	0	3.326.400
401	07	00	00	Asistencia socio-económica	312.197.523	0	0	0	0	312.197.523
401	07	03	00	Ayudas por matrimonio a empleados	177.500	0	0	0	0	177.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	177.500	0	0	0	0	177.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	23.926.350	0	0	0	0	23.926.350

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 720001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	98.700.000	0	0	0	0	98.700.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.954.272	0	0	0	0	3.954.272
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	4.868.623	0	0	0	0	4.868.623
401	07	19	00	Ayudas por matrimonio de obreros	62.500	0	0	0	0	62.500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	62.500	0	0	0	0	62.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	8.650.382	0	0	0	0	8.650.382
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	41.550.000	0	0	0	0	41.550.000
401	07	26	00	Dotación de uniformes a obreros	5.540.000	0	0	0	0	5.540.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	3.099.294	0	0	0	0	3.099.294
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	2.055.806	0	0	0	0	2.055.806
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	51.660	0	0	0	0	51.660
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	150.000	0	0	0	0	150.000
401	07	76	00	Ayudas por matrimonio al personal contratado	275.000	0	0	0	0	275.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	275.000	0	0	0	0	275.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	16.631.998	0	0	0	0	16.631.998
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	74.550.000	0	0	0	0	74.550.000
401	07	83	00	Dotación de uniformes al personal contratado	1.540.000	0	0	0	0	1.540.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	7.481.054	0	0	0	0	7.481.054
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	3.688.575	0	0	0	0	3.688.575
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	9.500	0	0	0	0	9.500
401	07	96	00	Otras subvenciones a empleados	6.251.009	0	0	0	0	6.251.009
401	07	97	00	Otras subvenciones a obreros	3.747.500	0	0	0	0	3.747.500
401	07	99	00	Otras subvenciones al personal contratado	4.721.500	0	0	0	0	4.721.500
401	08	00	00	Prestaciones sociales e indemnizaciones	231.330.329	0	0	0	0	231.330.329
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	126.090.366	0	0	0	0	126.090.366
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	45.649.019	0	0	0	0	45.649.019

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 720001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	59.406.427	0	0	0	0	59.406.427
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	184.517	0	0	0	0	184.517
403	**00**	**00**	**00**	**Servicios no personales**	**81.112.206**	**0**	**0**	**0**	**0**	**81.112.206**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	34.392.000	0	0	0	0	34.392.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	34.392.000	0	0	0	0	34.392.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	20.062.000	0	0	0	0	20.062.000
403	10	07	00	Servicios de capacitación y adiestramiento	20.062.000	0	0	0	0	20.062.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	20.062.000	0	0	0	0	20.062.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	20.062.000	0	0	0	0	20.062.000
403	18	00	00	Impuestos indirectos	5.764.308	0	0	0	0	5.764.308
403	18	01	00	Impuesto al valor agregado	5.764.308	0	0	0	0	5.764.308
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	831.898	0	0	0	0	831.898
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	831.898	0	0	0	0	831.898
				Totales	**1.954.191.576**	**0**	**0**	**0**	**0**	**1.954.191.576**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**136.673.915**	**0**	**0**	**0**	**0**	**136.673.915**
402	01	00	00	Productos alimenticios y agropecuarios	35.293.601	0	0	0	0	35.293.601
402	01	01	00	Alimentos y bebidas para personas	35.193.601	0	0	0	0	35.193.601
402	01	03	00	Productos agrícolas y pecuarios	100.000	0	0	0	0	100.000
402	02	00	00	Productos de minas, canteras y yacimientos	5.000	0	0	0	0	5.000
402	02	05	00	Piedra, arcilla, arena y tierra	5.000	0	0	0	0	5.000
402	03	00	00	Textiles y vestuarios	6.178.744	0	0	0	0	6.178.744
402	03	01	00	Textiles	1.534.000	0	0	0	0	1.534.000
402	03	02	00	Prendas de vestir	3.344.744	0	0	0	0	3.344.744
402	03	03	00	Calzados	1.300.000	0	0	0	0	1.300.000
402	04	00	00	Productos de cuero y caucho	7.005.000	0	0	0	0	7.005.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	5.000	0	0	0	0	5.000
402	04	03	00	Cauchos y tripas para vehículos	7.000.000	0	0	0	0	7.000.000
402	05	00	00	Productos de papel, cartón e impresos	24.497.840	0	0	0	0	24.497.840
402	05	01	00	Pulpa de madera, papel y cartón	7.000.000	0	0	0	0	7.000.000
402	05	02	00	Envases y cajas de papel y cartón	500.000	0	0	0	0	500.000
402	05	03	00	Productos de papel y cartón para oficina	12.057.240	0	0	0	0	12.057.240
402	05	04	00	Libros, revistas y periódicos	1.416.550	0	0	0	0	1.416.550
402	05	05	00	Material de enseñanza	300.000	0	0	0	0	300.000
402	05	06	00	Productos de papel y cartón para computación	2.010.000	0	0	0	0	2.010.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	964.050	0	0	0	0	964.050
402	05	99	00	Otros productos de pulpa, papel y cartón	250.000	0	0	0	0	250.000
402	06	00	00	Productos químicos y derivados	11.852.200	0	0	0	0	11.852.200
402	06	01	00	Sustancias químicas y de uso industrial	4.000.000	0	0	0	0	4.000.000
402	06	02	00	Abonos, plaguicidas y otros	230.750	0	0	0	0	230.750
402	06	03	00	Tintas, pinturas y colorantes	3.071.450	0	0	0	0	3.071.450
402	06	04	00	Productos farmacéuticos y medicamentos	450.000	0	0	0	0	450.000
402	06	05	00	Productos de tocador	1.000.000	0	0	0	0	1.000.000
402	06	06	00	Combustibles y lubricantes	1.500.000	0	0	0	0	1.500.000
402	06	08	00	Productos plásticos	1.300.000	0	0	0	0	1.300.000
402	06	99	00	Otros productos de la industria química y conexos	300.000	0	0	0	0	300.000
402	07	00	00	Productos minerales no metálicos	2.144.500	0	0	0	0	2.144.500
402	07	01	00	Productos de barro, loza y porcelana	80.000	0	0	0	0	80.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	02	00	Vidrios y productos de vidrio	1.000.000	0	0	0	0	1.000.000
402	07	03	00	Productos de arcilla para construcción	164.500	0	0	0	0	164.500
402	07	04	00	Cemento, cal y yeso	800.000	0	0	0	0	800.000
402	07	99	00	Otros productos minerales no metálicos	100.000	0	0	0	0	100.000
402	08	00	00	Productos metálicos	12.875.560	0	0	0	0	12.875.560
402	08	01	00	Productos primarios de hierro y acero	250.000	0	0	0	0	250.000
402	08	02	00	Productos de metales no ferrosos	12.000	0	0	0	0	12.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.651.560	0	0	0	0	1.651.560
402	08	04	00	Productos metálicos estructurales	120.000	0	0	0	0	120.000
402	08	05	00	Materiales de orden público, seguridad y defensa	400.000	0	0	0	0	400.000
402	08	07	00	Material de señalamiento	192.000	0	0	0	0	192.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.000.000	0	0	0	0	3.000.000
402	08	10	00	Repuestos y accesorios para otros equipos	7.000.000	0	0	0	0	7.000.000
402	08	99	00	Otros productos metálicos	250.000	0	0	0	0	250.000
402	09	00	00	Productos de madera	450.000	0	0	0	0	450.000
402	09	01	00	Productos primarios de madera	150.000	0	0	0	0	150.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	150.000	0	0	0	0	150.000
402	09	99	00	Otros productos de madera	150.000	0	0	0	0	150.000
402	10	00	00	Productos varios y útiles diversos	33.981.870	0	0	0	0	33.981.870
402	10	01	00	Artículos de deporte, recreación y juguetes	500.000	0	0	0	0	500.000
402	10	02	00	Materiales y útiles de limpieza y aseo	200.000	0	0	0	0	200.000
402	10	03	00	Utensilios de cocina y comedor	150.000	0	0	0	0	150.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	100.000	0	0	0	0	100.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.021.870	0	0	0	0	6.021.870
402	10	06	00	Condecoraciones, ofrendas y similares	1.700.000	0	0	0	0	1.700.000
402	10	07	00	Productos de seguridad en el trabajo	561.100	0	0	0	0	561.100
402	10	08	00	Materiales para equipos de computación	18.374.400	0	0	0	0	18.374.400
402	10	11	00	Materiales eléctricos	5.010.000	0	0	0	0	5.010.000
402	10	12	00	Materiales para instalaciones sanitarias	800.000	0	0	0	0	800.000
402	10	13	00	Materiales fotográficos	64.500	0	0	0	0	64.500
402	10	99	00	Otros productos y útiles diversos	500.000	0	0	0	0	500.000
402	99	00	00	Otros materiales y suministros	2.389.600	0	0	0	0	2.389.600
402	99	01	00	Otros materiales y suministros	2.389.600	0	0	0	0	2.389.600

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**354.913.814**	0	0	0	0	**354.913.814**
403	01	00	00	Alquileres de inmuebles	700.000	0	0	0	0	700.000
403	01	01	00	Alquileres de edificios y locales	700.000	0	0	0	0	700.000
403	02	00	00	Alquileres de maquinaria y equipos	13.715.000	0	0	0	0	13.715.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.865.000	0	0	0	0	2.865.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	5.850.000	0	0	0	0	5.850.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	1.100.000	0	0	0	0	1.100.000
403	02	99	00	Alquileres de otras maquinaria y equipos	3.900.000	0	0	0	0	3.900.000
403	03	00	00	Derechos sobre bienes intangibles	2.185.714	0	0	0	0	2.185.714
403	03	03	00	Paquetes y programas de computación	2.185.714	0	0	0	0	2.185.714
403	04	00	00	Servicios básicos	28.330.163	0	0	0	0	28.330.163
403	04	01	00	Electricidad	3.000.000	0	0	0	0	3.000.000
403	04	02	00	Gas	30.000	0	0	0	0	30.000
403	04	03	00	Agua	520.000	0	0	0	0	520.000
403	04	04	00	Teléfonos	10.380.163	0	0	0	0	10.380.163
403	04	04	01	Servicios de telefonía prestados por organismos públicos	10.000.000	0	0	0	0	10.000.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	380.163	0	0	0	0	380.163
403	04	05	00	Servicio de comunicaciones	9.000.000	0	0	0	0	9.000.000
403	04	06	00	Servicio de aseo urbano y domiciliario	2.500.000	0	0	0	0	2.500.000
403	04	07	00	Servicio de condominio	2.900.000	0	0	0	0	2.900.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	9.350.000	0	0	0	0	9.350.000
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	4.000.000	0	0	0	0	4.000.000
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	3.000.000	0	0	0	0	3.000.000
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	2.350.000	0	0	0	0	2.350.000
403	06	00	00	Servicios de transporte y almacenaje	753.036	0	0	0	0	753.036
403	06	01	00	Fletes y embalajes	500.000	0	0	0	0	500.000
403	06	03	00	Estacionamiento	25.000	0	0	0	0	25.000
403	06	04	00	Peaje	20.000	0	0	0	0	20.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	208.036	0	0	0	0	208.036
403	07	00	00	Servicios de información, impresión y relaciones públicas	80.452.800	0	0	0	0	80.452.800
403	07	01	00	Publicidad y propaganda	16.139.888	0	0	0	0	16.139.888
403	07	02	00	Imprenta y reproducción	45.549.112	0	0	0	0	45.549.112

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	03	00	Relaciones sociales	17.513.800	0	0	0	0	17.513.800
403	07	04	00	Avisos	1.250.000	0	0	0	0	1.250.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	28.604.424	0	0	0	0	28.604.424
403	08	01	00	Primas y gastos de seguros	28.454.424	0	0	0	0	28.454.424
403	08	02	00	Comisiones y gastos bancarios	150.000	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	35.891.922	0	0	0	0	35.891.922
403	09	01	00	Viáticos y pasajes dentro del país	24.000.722	0	0	0	0	24.000.722
403	09	02	00	Viáticos y pasajes fuera del país	11.891.200	0	0	0	0	11.891.200
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	12.099.500	0	0	0	0	12.099.500
403	10	01	00	Servicios jurídicos	100.000	0	0	0	0	100.000
403	10	02	00	Servicios de contabilidad y auditoría	250.000	0	0	0	0	250.000
403	10	03	00	Servicios de procesamiento de datos	3.250.000	0	0	0	0	3.250.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	250.000	0	0	0	0	250.000
403	10	09	00	Servicios de lavandería y tintorería	60.000	0	0	0	0	60.000
403	10	10	00	Servicios de vigilancia	6.000.000	0	0	0	0	6.000.000
403	10	99	00	Otros servicios profesionales y técnicos	2.189.500	0	0	0	0	2.189.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	25.850.000	0	0	0	0	25.850.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.000.000	0	0	0	0	1.000.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	12.000.000	0	0	0	0	12.000.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	250.000	0	0	0	0	250.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	400.000	0	0	0	0	400.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	12.000.000	0	0	0	0	12.000.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	200.000	0	0	0	0	200.000
403	12	00	00	Conservación y reparaciones menores de obras	45.000.000	0	0	0	0	45.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	45.000.000	0	0	0	0	45.000.000
403	15	00	00	Servicios fiscales	100.000	0	0	0	0	100.000
403	15	01	00	Derechos de importación y servicios aduaneros	50.000	0	0	0	0	50.000
403	15	02	00	Tasas y otros derechos obligatorios	50.000	0	0	0	0	50.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	5.000.000	0	0	0	0	5.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	5.000.000	0	0	0	0	5.000.000
403	18	00	00	Impuestos indirectos	64.671.255	0	0	0	0	64.671.255
403	18	01	00	Impuesto al valor agregado	64.671.255	0	0	0	0	64.671.255

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	00	00	Otros servicios no personales	2.210.000	0	0	0	0	2.210.000
403	99	01	00	Otros servicios no personales	2.210.000	0	0	0	0	2.210.000
404	**00**	**00**	**00**	**Activos reales**	**106.577.815**	**0**	**0**	**0**	**0**	**106.577.815**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	37.660.000	0	0	0	0	37.660.000
404	01	01	00	Repuestos mayores	26.260.000	0	0	0	0	26.260.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	1.000.000	0	0	0	0	1.000.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	7.340.000	0	0	0	0	7.340.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	17.570.000	0	0	0	0	17.570.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	350.000	0	0	0	0	350.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	11.400.000	0	0	0	0	11.400.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	10.000.000	0	0	0	0	10.000.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	600.000	0	0	0	0	600.000
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	800.000	0	0	0	0	800.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.950.000	0	0	0	0	2.950.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	200.000	0	0	0	0	200.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	550.000	0	0	0	0	550.000
404	03	05	00	Maquinaria y equipos industriales y de taller	100.000	0	0	0	0	100.000
404	03	06	00	Maquinaria y equipos de energía	2.000.000	0	0	0	0	2.000.000
404	03	07	00	Maquinaria y equipos de riego y acueductos	100.000	0	0	0	0	100.000
404	04	00	00	Equipos de transporte, tracción y elevación	16.604.215	0	0	0	0	16.604.215
404	04	01	00	Vehículos automotores terrestres	16.000.000	0	0	0	0	16.000.000
404	04	05	00	Vehículos de tracción no motorizados	604.215	0	0	0	0	604.215
404	05	00	00	Equipos de comunicaciones y de señalamiento	15.650.000	0	0	0	0	15.650.000
404	05	01	00	Equipos de telecomunicaciones	15.650.000	0	0	0	0	15.650.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	200.000	0	0	0	0	200.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	100.000	0	0	0	0	100.000
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	100.000	0	0	0	0	100.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.380.000	0	0	0	0	2.380.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	530.000	0	0	0	0	530.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	50.000	0	0	0	0	50.000
404	07	06	00	Instrumentos musicales y equipos de audio	1.800.000	0	0	0	0	1.800.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	1.500.000	0	0	0	0	1.500.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	1.500.000	0	0	0	0	1.500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	29.133.600	0	0	0	0	29.133.600
404	09	01	00	Mobiliario y equipos de oficina	5.500.000	0	0	0	0	5.500.000
404	09	02	00	Equipos de computación	21.450.000	0	0	0	0	21.450.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.180.000	0	0	0	0	1.180.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.003.600	0	0	0	0	1.003.600
404	99	00	00	Otros activos reales	500.000	0	0	0	0	500.000
404	99	01	00	Otros activos reales	500.000	0	0	0	0	500.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**34.819.684.471**	**0**	**0**	**0**	**0**	**34.819.684.471**
407	01	00	00	Transferencias y donaciones corrientes internas	34.803.686.900	0	0	0	0	34.803.686.900
407	01	01	00	Transferencias corrientes internas al sector privado	215.550.309	0	0	0	0	215.550.309
407	01	01	70	Subsidios educacionales al sector privado	215.550.309	0	0	0	0	215.550.309
407	01	02	00	Donaciones corrientes internas al sector privado	6.936.588	0	0	0	0	6.936.588
407	01	02	01	Donaciones corrientes a personas	6.936.588	0	0	0	0	6.936.588
407	01	03	00	Transferencias corrientes internas al sector público	34.581.200.003	0	0	0	0	34.581.200.003
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	34.382.823.049	0	0	0	0	34.382.823.049
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	198.376.954	0	0	0	0	198.376.954
407	02	00	00	Transferencias y donaciones corrientes al exterior	15.997.571	0	0	0	0	15.997.571
407	02	01	00	Transferencias corrientes al exterior	15.997.571	0	0	0	0	15.997.571
407	02	01	04	Transferencias corrientes a organismos internacionales	15.997.571	0	0	0	0	15.997.571
411	**00**	**00**	**00**	**Disminución de pasivos**	**4.000.000**	**0**	**0**	**0**	**0**	**4.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	4.000.000	0	0	0	0	4.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	4.000.000	0	0	0	0	4.000.000
				Totales	**35.421.850.015**	**0**	**0**	**0**	**0**	**35.421.850.015**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**34.812.747.883**	0	0	0	0	**34.812.747.883**
407	01	00	00	Transferencias y donaciones corrientes internas	34.796.750.312	0	0	0	0	34.796.750.312
407	01	01	00	Transferencias corrientes internas al sector privado	215.550.309	0	0	0	0	215.550.309
407	01	01	70	Subsidios educacionales al sector privado	215.550.309	0	0	0	0	215.550.309
				- S0397 Fe y Alegría - Instituto Universitario Jesús Obrero	116.880.858	0	0	0	0	116.880.858
				- S0622 Fundación La Salle de Ciencias Naturales	98.449.088	0	0	0	0	98.449.088
				- S0820 Instituto Universitario Tecnológico de Seguridad Industrial (I.U.T.S.I.)	169.510	0	0	0	0	169.510
				- S1508 Instituto Universitario de la Audición y el Lenguaje	50.853	0	0	0	0	50.853
407	01	03	00	Transferencias corrientes internas al sector público	34.581.200.003	0	0	0	0	34.581.200.003
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	34.382.823.049	0	0	0	0	34.382.823.049
				- A0006 Colegio Universitario Francisco de Miranda	99.329.230	0	0	0	0	99.329.230
				- A0007 Colegio Universitario de Caracas	209.138.030	0	0	0	0	209.138.030
				- A0008 Colegio Universitario "Profesor José Lorenzo Pérez Rodríguez"	55.207.555	0	0	0	0	55.207.555
				- A0011 Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)	3.170.744.749	0	0	0	0	3.170.744.749
				- A0028 Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio", Región Capital	149.247.294	0	0	0	0	149.247.294
				- A0029 Instituto Universitario de Tecnología Alonso Gamero, Coro	176.867.054	0	0	0	0	176.867.054
				- A0030 Instituto Universitario de Tecnología Agroindustrial Región Los Andes	216.416.485	0	0	0	0	216.416.485
				- A0032 Instituto Universitario de Tecnología de los Llanos	140.848.303	0	0	0	0	140.848.303
				- A0033 Instituto Universitario de Tecnología de Maracaibo	163.034.744	0	0	0	0	163.034.744
				- A0035 Instituto Universitario de Tecnología de Yaracuy	141.608.277	0	0	0	0	141.608.277
				- A0036 Instituto Universitario de Tecnología de Puerto Cabello	109.574.866	0	0	0	0	109.574.866
				- A0038 Instituto Universitario de Tecnología de Valencia	77.418.320	0	0	0	0	77.418.320
				- A0039 Universidad Politécnica Territorial del Estado Trujillo "Mario Briceño Iragorry"	114.428.017	0	0	0	0	114.428.017
				- A0040 Universidad Politécnica Territorial "José Antonio Anzoátegui	154.110.630	0	0	0	0	154.110.630
				- A0042 Instituto Universitario de Tecnología de Cabimas	146.800.633	0	0	0	0	146.800.633
				- A0048 Instituto Universitario de Tecnología del Oeste "Mariscal Sucre"	83.178.233	0	0	0	0	83.178.233
				- A0063 Instituto Venezolano de Investigaciones Científicas (IVIC)	875.327.754	0	0	0	0	875.327.754
				- A0080 Universidad del Zulia (LUZ)	2.073.249.237	0	0	0	0	2.073.249.237
				- A0081 Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO)	723.439.393	0	0	0	0	723.439.393

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				- A0082 Universidad de Oriente (UDO)	1.526.484.876	0	0	0	0	1.526.484.876
				- A0083 Universidad de Los Andes (ULA)	1.979.260.323	0	0	0	0	1.979.260.323
				- A0084 Universidad Nacional Experimental de los Llanos Centrales Rómulo Gallegos (UNERG)	489.296.525	0	0	0	0	489.296.525
				- A0085 Universidad Nacional Experimental Rafael María Baralt (UNERMB)	310.435.428	0	0	0	0	310.435.428
				- A0086 Universidad Nacional Experimental Simón Bolívar (USB)	824.638.661	0	0	0	0	824.638.661
				- A0087 Universidad Nacional Abierta (UNA)	508.933.016	0	0	0	0	508.933.016
				- A0088 Universidad Nacional Experimental de Guayana (UNEG)	254.161.659	0	0	0	0	254.161.659
				- A0089 Universidad Centroccidental Lisandro Alvarado (UCLA)	872.845.107	0	0	0	0	872.845.107
				- A0090 Universidad Pedagógica Experimental Libertador (UPEL)	2.088.652.320	0	0	0	0	2.088.652.320
				- A0091 Universidad Nacional Experimental de Los Llanos Occidentales Ezequiel Zamora (UNELLEZ)	756.744.025	0	0	0	0	756.744.025
				- A0092 Universidad Nacional Experimental del Táchira (UNET)	379.409.396	0	0	0	0	379.409.396
				- A0093 Universidad Central de Venezuela (UCV)	3.290.186.388	0	0	0	0	3.290.186.388
				- A0094 Universidad de Carabobo (UC)	1.905.827.946	0	0	0	0	1.905.827.946
				- A0095 Universidad Nacional Experimental Simón Rodríguez (UNESR)	1.023.555.443	0	0	0	0	1.023.555.443
				- A0096 Universidad Nacional Experimental Francisco de Miranda (UNEFM)	918.406.276	0	0	0	0	918.406.276
				- A0186 Universidad Nacional Experimental del Yaracuy (UNEY)	50.365.327	0	0	0	0	50.365.327
				- A0191 Observatorio Nacional de Ciencia, Tecnología e Innovación (ONCTI)	17.711.135	0	0	0	0	17.711.135
				- A0196 Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)	1.401.981.285	0	0	0	0	1.401.981.285
				- A0208 Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm" (UNESUR)	59.429.848	0	0	0	0	59.429.848
				- A0209 Centro Nacional de Tecnologías de Información (CNTI)	94.524.895	0	0	0	0	94.524.895
				- A0226 Academia de Ciencias Agrícolas de Venezuela (ACAV)	27.381.930	0	0	0	0	27.381.930
				- A0257 Universidad Politécnica Territorial del Estado Portuguesa "Juan de Jesús Montilla"	96.184.800	0	0	0	0	96.184.800
				- A0258 Universidad Politécnica Territorial del Estado Mérida "Kléber Ramírez"	104.941.679	0	0	0	0	104.941.679
				- A0259 Universidad Politécnica Territorial del Oeste de Sucre "Clodosbaldo Russián"	118.402.923	0	0	0	0	118.402.923
				- A0260 Universidad Politécnica Territorial de Paria "Luis Mariano Rivera"	117.943.377	0	0	0	0	117.943.377
				- A0271 Fundación Centro Nacional de Investigación y Certificación en Vivienda, Hábitat y Desarrollo Urbano	20.294.473	0	0	0	0	20.294.473
				- A0272 Universidad Politécnica Territorial del Norte de Monagas "Ludovico Silva"	59.603.302	0	0	0	0	59.603.302
				- A0303 Fundación Centro de Investigaciones del Estado para la Producción	27.868.119	0	0	0	0	27.868.119

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Experimental Agroindustrial (CIEPE)						
				- A0307 Fundación para el Servicio de Asistencia Médica Hospitalaria para estudiantes de Educación Superior (FAMES)	135.508.870	0	0	0	0	135.508.870
				- A0313 Fundación Instituto de Estudios Avanzados (IDEA)	126.110.322	0	0	0	0	126.110.322
				- A0314 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Anzoátegui (Fundacite-Anzoátegui)	8.572.381	0	0	0	0	8.572.381
				- A0315 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Aragua (Fundacite-Aragua)	24.711.509	0	0	0	0	24.711.509
				- A0316 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Carabobo (Fundacite-Carabobo)	11.857.406	0	0	0	0	11.857.406
				- A0318 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Falcón (Fundacite-Falcón)	8.794.987	0	0	0	0	8.794.987
				- A0319 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Bolívar (Fundacite-Bolívar)	12.450.611	0	0	0	0	12.450.611
				- A0320 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Mérida (Fundacite-Mérida)	21.957.807	0	0	0	0	21.957.807
				- A0321 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Táchira (Fundacite-Táchira)	5.113.384	0	0	0	0	5.113.384
				- A0322 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Sucre (Fundacite-Sucre)	7.263.475	0	0	0	0	7.263.475
				- A0333 Fundación Gran Mariscal de Ayacucho (FUNDAYACUCHO)	373.128.828	0	0	0	0	373.128.828
				- A0334 Fundación Instituto de Ingeniería para la Investigación y Desarrollo Tecnológico (FIIDT)	142.618.813	0	0	0	0	142.618.813
				- A0338 Fundación Instituto Zuliano de Investigaciones Tecnológicas (INZIT-CICASI)	16.652.294	0	0	0	0	16.652.294
				- A0355 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Zulia (Fundacite-Zulia)	9.333.084	0	0	0	0	9.333.084
				- A0363 Fundación Venezolana de Investigaciones Sismológicas (FUNVISIS)	49.032.123	0	0	0	0	49.032.123
				- A0382 Fundación Centro de Investigaciones de Astronomía Francisco Duarte (CIDA)	41.614.911	0	0	0	0	41.614.911
				- A0405 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Lara (Fundacite-Lara)	16.093.967	0	0	0	0	16.093.967
				- A0415 Fundación Misión Sucre	1.876.053.865	0	0	0	0	1.876.053.865
				- A0427 Fundación Centro Internacional Miranda	15.233.923	0	0	0	0	15.233.923
				- A0429 Fundación Centro Nacional de Tecnología Química (CNTQ)	24.745.468	0	0	0	0	24.745.468
				- A0430 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Amazonas (Fundacite-Amazonas)	7.665.930	0	0	0	0	7.665.930
				- A0431 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Apure (Fundacite-Apure)	8.865.635	0	0	0	0	8.865.635
				- A0432 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Barinas (Fundacite-Barinas)	5.164.973	0	0	0	0	5.164.973
				- A0433 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Cojedes (Fundacite-Cojedes)	6.784.554	0	0	0	0	6.784.554
				- A0434 Fundación para el Desarrollo de la Ciencia y la Tecnología en el	4.938.484	0	0	0	0	4.938.484

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Estado Delta Amacuro (Fundacite-Delta Amacuro)						
				- A0435 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Guárico (Fundacite-Guárico)	4.968.998	0	0	0	0	4.968.998
				- A0436 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Miranda (Fundacite-Miranda)	2.952.096	0	0	0	0	2.952.096
				- A0437 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Monagas (Fundacite-Monagas)	7.393.227	0	0	0	0	7.393.227
				- A0438 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Nueva Esparta (Fundacite-Nueva Esparta)	3.063.090	0	0	0	0	3.063.090
				- A0439 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Portuguesa (Fundacite-Portuguesa)	5.498.972	0	0	0	0	5.498.972
				- A0440 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Trujillo (Fundacite-Trujillo)	3.976.991	0	0	0	0	3.976.991
				- A0441 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Vargas (Fundacite-Vargas)	2.400.000	0	0	0	0	2.400.000
				- A0442 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Yaracuy (Fundacite-Yaracuy)	10.765.404	0	0	0	0	10.765.404
				- A0443 Fundación Centro Nacional de Desarrollo e Investigación en Telecomunicaciones (CENDIT)	32.698.764	0	0	0	0	32.698.764
				- A0461 Fundación Centro Nacional de Desarrollo e Investigación en Tecnologías Libres (CENDITEL)	13.374.827	0	0	0	0	13.374.827
				- A0464 Fundación Infocentro	310.479.173	0	0	0	0	310.479.173
				- A0466 Fundación Dr. Alejandro Próspero Reverend	70.523.691	0	0	0	0	70.523.691
				- A0467 Fundación para el Desarrollo de la Ciencia y la Tecnología del Distrito Metropolitano de Caracas (Fundacite-Distrito Metropolitano de Caracas)	2.400.000	0	0	0	0	2.400.000
				- A0507 Fundación Conciencia Televisión	46.135.270	0	0	0	0	46.135.270
				- A0565 Universidad Politécnica Territorial de los Altos Mirandinos "Cecilio Acosta"	186.273.680	0	0	0	0	186.273.680
				- A0570 Comisión Nacional de las Tecnologías de Información	15.000.000	0	0	0	0	15.000.000
				- A0588 Universidad Territorial Deltaica "Francisco Tamayo"	100.684.260	0	0	0	0	100.684.260
				- A0660 Instituto Postal Telegráfico de Venezuela (IPOSTEL)	1.182.747.208	0	0	0	0	1.182.747.208
				- A0912 Universidad Nacional Experimental Marítima del Caribe (UNEMC)	84.688.139	0	0	0	0	84.688.139
				- A0925 Instituto Universitario de Tecnología del Estado Bolívar	61.453.119	0	0	0	0	61.453.119
				- A0937 Superintendencia de Servicios de Certificación Electrónica (SUSCERTE)	23.363.731	0	0	0	0	23.363.731
				- A0942 Universidad Bolivariana de Venezuela (UBV)	480.329.105	0	0	0	0	480.329.105
				- A0943 Colegio Universitario "Hotel Escuela de los Andes Venezolanos"	2.545.710	0	0	0	0	2.545.710
				- A0952 Universidad Deportiva del Sur	71.743.889	0	0	0	0	71.743.889
				- A1301 Agencia Bolivariana para Actividades Espaciales (ABAE)	52.234.660	0	0	0	0	52.234.660
				- A1315 Instituto Universitario Latinoamericano de Agroecología Paulo Freire	8.565.570	0	0	0	0	8.565.570

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				(IALA)						
				- A1322 Universidad Nacional Experimental de las Artes (UNEARTE)	65.860.331	0	0	0	0	65.860.331
				- A1350 Universidad Bolivariana de Trabajadores "Jesús Rivero"	2.616.596	0	0	0	0	2.616.596
				- A1364 Universidad Politécnica Territorial del Alto Apure Pedro Camejo	17.830.718	0	0	0	0	17.830.718
				- A1365 Universidad Politécnica Territorial del Estado Barinas José Félix Ribas	21.959.693	0	0	0	0	21.959.693
				- A1366 Universidad Politécnica Territorial de Barlovento Argelia Laya	42.824.079	0	0	0	0	42.824.079
				- A1367 Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco	116.538.326	0	0	0	0	116.538.326
				- A1368 Universidad Politécnica Territorial del Norte del Táchira Manuela Sáenz	18.195.355	0	0	0	0	18.195.355
				- A1369 Universidad Politécnica Territorial del Estado Aragua Federico Brito Figueroa	135.186.082	0	0	0	0	135.186.082
				- A1375 Universidad Militar Bolivariana de Venezuela (UMBV)	9.845.405	0	0	0	0	9.845.405
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	198.376.954	0	0	0	0	198.376.954
				- A0295 Laboratorios Miranda, C.A. (LABMIRCA)	5.438.599	0	0	0	0	5.438.599
				- A1211 Telecom Venezuela, C.A.	75.880.061	0	0	0	0	75.880.061
				- A1225 Red de Transmisiones de Venezuela, C.A.	76.379.736	0	0	0	0	76.379.736
				- A1267 Corporación para el Desarrollo Científico y Tecnológico, S.A. (CODECYT S.A)	40.678.558	0	0	0	0	40.678.558
407	02	00	00	Transferencias y donaciones corrientes al exterior	15.997.571	0	0	0	0	15.997.571
407	02	01	00	Transferencias corrientes al exterior	15.997.571	0	0	0	0	15.997.571
407	02	01	04	Transferencias corrientes a organismos internacionales	15.997.571	0	0	0	0	15.997.571
				- I0159 Unión Internacional de Telecomunicaciones	4.459.216	0	0	0	0	4.459.216
				- I0161 Universidad Latinoamericana y del Caribe	2.796.914	0	0	0	0	2.796.914
				- I0162 Unión Postal Universal	1.598.850	0	0	0	0	1.598.850
				- I0164 Fondo Especial Multilateral del Consejo Interamericano para el Desarrollo Integral (FEMCIDI)	332.800	0	0	0	0	332.800
				- I0185 Centro Regional de Sismología para América del Sur (CERESIS)	64.000	0	0	0	0	64.000
				- I0210 Instituto Internacional para la Educación Superior en America Latina y el Caribe - UNESCO - IESAL	1.471.116	0	0	0	0	1.471.116
				- I0212 Fundación Internacional para la Ciencia - IFS	5.120	0	0	0	0	5.120
				- I0215 Centro Internacional de Ingeniería Genética y Biotecnología - CIIGB	422.400	0	0	0	0	422.400
				- I0219 Instituto Interamericano para el Cambio Global - IAI	576.000	0	0	0	0	576.000
				- I0220 Programa Iberoamericano de Ciencia y Tecnología para el Desarrollo - CYTED	2.048.000	0	0	0	0	2.048.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				- I0241 Unión Postal de las Américas, España y Portugal	2.223.155	0	0	0	0	2.223.155
				Totales	34.812.747.883	0	0	0	0	34.812.747.883

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 720002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**136.673.915**	**0**	**0**	**0**	**0**	**136.673.915**
402	01	00	00	Productos alimenticios y agropecuarios	35.293.601	0	0	0	0	35.293.601
402	01	01	00	Alimentos y bebidas para personas	35.193.601	0	0	0	0	35.193.601
402	01	03	00	Productos agrícolas y pecuarios	100.000	0	0	0	0	100.000
402	02	00	00	Productos de minas, canteras y yacimientos	5.000	0	0	0	0	5.000
402	02	05	00	Piedra, arcilla, arena y tierra	5.000	0	0	0	0	5.000
402	03	00	00	Textiles y vestuarios	6.178.744	0	0	0	0	6.178.744
402	03	01	00	Textiles	1.534.000	0	0	0	0	1.534.000
402	03	02	00	Prendas de vestir	3.344.744	0	0	0	0	3.344.744
402	03	03	00	Calzados	1.300.000	0	0	0	0	1.300.000
402	04	00	00	Productos de cuero y caucho	7.005.000	0	0	0	0	7.005.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	5.000	0	0	0	0	5.000
402	04	03	00	Cauchos y tripas para vehículos	7.000.000	0	0	0	0	7.000.000
402	05	00	00	Productos de papel, cartón e impresos	24.497.840	0	0	0	0	24.497.840
402	05	01	00	Pulpa de madera, papel y cartón	7.000.000	0	0	0	0	7.000.000
402	05	02	00	Envases y cajas de papel y cartón	500.000	0	0	0	0	500.000
402	05	03	00	Productos de papel y cartón para oficina	12.057.240	0	0	0	0	12.057.240
402	05	04	00	Libros, revistas y periódicos	1.416.550	0	0	0	0	1.416.550
402	05	05	00	Material de enseñanza	300.000	0	0	0	0	300.000
402	05	06	00	Productos de papel y cartón para computación	2.010.000	0	0	0	0	2.010.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	964.050	0	0	0	0	964.050
402	05	99	00	Otros productos de pulpa, papel y cartón	250.000	0	0	0	0	250.000
402	06	00	00	Productos químicos y derivados	11.852.200	0	0	0	0	11.852.200
402	06	01	00	Sustancias químicas y de uso industrial	4.000.000	0	0	0	0	4.000.000
402	06	02	00	Abonos, plaguicidas y otros	230.750	0	0	0	0	230.750
402	06	03	00	Tintas, pinturas y colorantes	3.071.450	0	0	0	0	3.071.450
402	06	04	00	Productos farmacéuticos y medicamentos	450.000	0	0	0	0	450.000
402	06	05	00	Productos de tocador	1.000.000	0	0	0	0	1.000.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 720002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	06	00	Combustibles y lubricantes	1.500.000	0	0	0	0	1.500.000
402	06	08	00	Productos plásticos	1.300.000	0	0	0	0	1.300.000
402	06	99	00	Otros productos de la industria química y conexos	300.000	0	0	0	0	300.000
402	07	00	00	Productos minerales no metálicos	2.144.500	0	0	0	0	2.144.500
402	07	01	00	Productos de barro, loza y porcelana	80.000	0	0	0	0	80.000
402	07	02	00	Vidrios y productos de vidrio	1.000.000	0	0	0	0	1.000.000
402	07	03	00	Productos de arcilla para construcción	164.500	0	0	0	0	164.500
402	07	04	00	Cemento, cal y yeso	800.000	0	0	0	0	800.000
402	07	99	00	Otros productos minerales no metálicos	100.000	0	0	0	0	100.000
402	08	00	00	Productos metálicos	12.875.560	0	0	0	0	12.875.560
402	08	01	00	Productos primarios de hierro y acero	250.000	0	0	0	0	250.000
402	08	02	00	Productos de metales no ferrosos	12.000	0	0	0	0	12.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.651.560	0	0	0	0	1.651.560
402	08	04	00	Productos metálicos estructurales	120.000	0	0	0	0	120.000
402	08	05	00	Materiales de orden público, seguridad y defensa	400.000	0	0	0	0	400.000
402	08	07	00	Material de señalamiento	192.000	0	0	0	0	192.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.000.000	0	0	0	0	3.000.000
402	08	10	00	Repuestos y accesorios para otros equipos	7.000.000	0	0	0	0	7.000.000
402	08	99	00	Otros productos metálicos	250.000	0	0	0	0	250.000
402	09	00	00	Productos de madera	450.000	0	0	0	0	450.000
402	09	01	00	Productos primarios de madera	150.000	0	0	0	0	150.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	150.000	0	0	0	0	150.000
402	09	99	00	Otros productos de madera	150.000	0	0	0	0	150.000
402	10	00	00	Productos varios y útiles diversos	33.981.870	0	0	0	0	33.981.870
402	10	01	00	Artículos de deporte, recreación y juguetes	500.000	0	0	0	0	500.000
402	10	02	00	Materiales y útiles de limpieza y aseo	200.000	0	0	0	0	200.000
402	10	03	00	Utensilios de cocina y comedor	150.000	0	0	0	0	150.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	100.000	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 720002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.021.870	0	0	0	0	6.021.870
402	10	06	00	Condecoraciones, ofrendas y similares	1.700.000	0	0	0	0	1.700.000
402	10	07	00	Productos de seguridad en el trabajo	561.100	0	0	0	0	561.100
402	10	08	00	Materiales para equipos de computación	18.374.400	0	0	0	0	18.374.400
402	10	11	00	Materiales eléctricos	5.010.000	0	0	0	0	5.010.000
402	10	12	00	Materiales para instalaciones sanitarias	800.000	0	0	0	0	800.000
402	10	13	00	Materiales fotográficos	64.500	0	0	0	0	64.500
402	10	99	00	Otros productos y útiles diversos	500.000	0	0	0	0	500.000
402	99	00	00	Otros materiales y suministros	2.389.600	0	0	0	0	2.389.600
402	99	01	00	Otros materiales y suministros	2.389.600	0	0	0	0	2.389.600
403	**00**	**00**	**00**	**Servicios no personales**	**354.913.814**	**0**	**0**	**0**	**0**	**354.913.814**
403	01	00	00	Alquileres de inmuebles	700.000	0	0	0	0	700.000
403	01	01	00	Alquileres de edificios y locales	700.000	0	0	0	0	700.000
403	02	00	00	Alquileres de maquinaria y equipos	13.715.000	0	0	0	0	13.715.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.865.000	0	0	0	0	2.865.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	5.850.000	0	0	0	0	5.850.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	1.100.000	0	0	0	0	1.100.000
403	02	99	00	Alquileres de otras maquinaria y equipos	3.900.000	0	0	0	0	3.900.000
403	03	00	00	Derechos sobre bienes intangibles	2.185.714	0	0	0	0	2.185.714
403	03	03	00	Paquetes y programas de computación	2.185.714	0	0	0	0	2.185.714
403	04	00	00	Servicios básicos	28.330.163	0	0	0	0	28.330.163
403	04	01	00	Electricidad	3.000.000	0	0	0	0	3.000.000
403	04	02	00	Gas	30.000	0	0	0	0	30.000
403	04	03	00	Agua	520.000	0	0	0	0	520.000
403	04	04	00	Teléfonos	10.380.163	0	0	0	0	10.380.163
403	04	04	01	Servicios de telefonía prestados por organismos públicos	10.000.000	0	0	0	0	10.000.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	380.163	0	0	0	0	380.163
403	04	05	00	Servicio de comunicaciones	9.000.000	0	0	0	0	9.000.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 720002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	06	00	Servicio de aseo urbano y domiciliario	2.500.000	0	0	0	0	2.500.000
403	04	07	00	Servicio de condominio	2.900.000	0	0	0	0	2.900.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	9.350.000	0	0	0	0	9.350.000
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	4.000.000	0	0	0	0	4.000.000
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	3.000.000	0	0	0	0	3.000.000
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	2.350.000	0	0	0	0	2.350.000
403	06	00	00	Servicios de transporte y almacenaje	753.036	0	0	0	0	753.036
403	06	01	00	Fletes y embalajes	500.000	0	0	0	0	500.000
403	06	03	00	Estacionamiento	25.000	0	0	0	0	25.000
403	06	04	00	Peaje	20.000	0	0	0	0	20.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	208.036	0	0	0	0	208.036
403	07	00	00	Servicios de información, impresión y relaciones públicas	80.452.800	0	0	0	0	80.452.800
403	07	01	00	Publicidad y propaganda	16.139.888	0	0	0	0	16.139.888
403	07	02	00	Imprenta y reproducción	45.549.112	0	0	0	0	45.549.112
403	07	03	00	Relaciones sociales	17.513.800	0	0	0	0	17.513.800
403	07	04	00	Avisos	1.250.000	0	0	0	0	1.250.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	28.604.424	0	0	0	0	28.604.424
403	08	01	00	Primas y gastos de seguros	28.454.424	0	0	0	0	28.454.424
403	08	02	00	Comisiones y gastos bancarios	150.000	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	35.891.922	0	0	0	0	35.891.922
403	09	01	00	Viáticos y pasajes dentro del país	24.000.722	0	0	0	0	24.000.722
403	09	02	00	Viáticos y pasajes fuera del país	11.891.200	0	0	0	0	11.891.200
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	12.099.500	0	0	0	0	12.099.500
403	10	01	00	Servicios jurídicos	100.000	0	0	0	0	100.000
403	10	02	00	Servicios de contabilidad y auditoría	250.000	0	0	0	0	250.000
403	10	03	00	Servicios de procesamiento de datos	3.250.000	0	0	0	0	3.250.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	250.000	0	0	0	0	250.000
403	10	09	00	Servicios de lavandería y tintorería	60.000	0	0	0	0	60.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 720002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	10	00	Servicios de vigilancia	6.000.000	0	0	0	0	6.000.000
403	10	99	00	Otros servicios profesionales y técnicos	2.189.500	0	0	0	0	2.189.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	25.850.000	0	0	0	0	25.850.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.000.000	0	0	0	0	1.000.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	12.000.000	0	0	0	0	12.000.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	250.000	0	0	0	0	250.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	400.000	0	0	0	0	400.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	12.000.000	0	0	0	0	12.000.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	200.000	0	0	0	0	200.000
403	12	00	00	Conservación y reparaciones menores de obras	45.000.000	0	0	0	0	45.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	45.000.000	0	0	0	0	45.000.000
403	15	00	00	Servicios fiscales	100.000	0	0	0	0	100.000
403	15	01	00	Derechos de importación y servicios aduaneros	50.000	0	0	0	0	50.000
403	15	02	00	Tasas y otros derechos obligatorios	50.000	0	0	0	0	50.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	5.000.000	0	0	0	0	5.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	5.000.000	0	0	0	0	5.000.000
403	18	00	00	Impuestos indirectos	64.671.255	0	0	0	0	64.671.255
403	18	01	00	Impuesto al valor agregado	64.671.255	0	0	0	0	64.671.255
403	99	00	00	Otros servicios no personales	2.210.000	0	0	0	0	2.210.000
403	99	01	00	Otros servicios no personales	2.210.000	0	0	0	0	2.210.000
404	**00**	**00**	**00**	**Activos reales**	**106.577.815**	**0**	**0**	**0**	**0**	**106.577.815**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	37.660.000	0	0	0	0	37.660.000
404	01	01	00	Repuestos mayores	26.260.000	0	0	0	0	26.260.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	1.000.000	0	0	0	0	1.000.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	7.340.000	0	0	0	0	7.340.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	17.570.000	0	0	0	0	17.570.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	350.000	0	0	0	0	350.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 720002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	11.400.000	0	0	0	0	11.400.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	10.000.000	0	0	0	0	10.000.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	600.000	0	0	0	0	600.000
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	800.000	0	0	0	0	800.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.950.000	0	0	0	0	2.950.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	200.000	0	0	0	0	200.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	550.000	0	0	0	0	550.000
404	03	05	00	Maquinaria y equipos industriales y de taller	100.000	0	0	0	0	100.000
404	03	06	00	Maquinaria y equipos de energía	2.000.000	0	0	0	0	2.000.000
404	03	07	00	Maquinaria y equipos de riego y acueductos	100.000	0	0	0	0	100.000
404	04	00	00	Equipos de transporte, tracción y elevación	16.604.215	0	0	0	0	16.604.215
404	04	01	00	Vehículos automotores terrestres	16.000.000	0	0	0	0	16.000.000
404	04	05	00	Vehículos de tracción no motorizados	604.215	0	0	0	0	604.215
404	05	00	00	Equipos de comunicaciones y de señalamiento	15.650.000	0	0	0	0	15.650.000
404	05	01	00	Equipos de telecomunicaciones	15.650.000	0	0	0	0	15.650.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	200.000	0	0	0	0	200.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	100.000	0	0	0	0	100.000
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	100.000	0	0	0	0	100.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.380.000	0	0	0	0	2.380.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	530.000	0	0	0	0	530.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	50.000	0	0	0	0	50.000
404	07	06	00	Instrumentos musicales y equipos de audio	1.800.000	0	0	0	0	1.800.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	1.500.000	0	0	0	0	1.500.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	1.500.000	0	0	0	0	1.500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	29.133.600	0	0	0	0	29.133.600
404	09	01	00	Mobiliario y equipos de oficina	5.500.000	0	0	0	0	5.500.000
404	09	02	00	Equipos de computación	21.450.000	0	0	0	0	21.450.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.180.000	0	0	0	0	1.180.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 720002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.003.600	0	0	0	0	1.003.600
404	99	00	00	Otros activos reales	500.000	0	0	0	0	500.000
404	99	01	00	Otros activos reales	500.000	0	0	0	0	500.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**4.000.000**	**0**	**0**	**0**	**0**	**4.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	4.000.000	0	0	0	0	4.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	4.000.000	0	0	0	0	4.000.000
				Totales	**602.165.544**	**0**	**0**	**0**	**0**	**602.165.544**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 720002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**238.484.468**	**0**	**0**	**0**	**0**	**238.484.468**
407	01	00	00	Transferencias y donaciones corrientes internas	222.486.897	0	0	0	0	222.486.897
407	01	01	00	Transferencias corrientes internas al sector privado	215.550.309	0	0	0	0	215.550.309
407	01	01	70	Subsidios educacionales al sector privado	215.550.309	0	0	0	0	215.550.309
407	01	02	00	Donaciones corrientes internas al sector privado	6.936.588	0	0	0	0	6.936.588
407	01	02	01	Donaciones corrientes a personas	6.936.588	0	0	0	0	6.936.588
407	02	00	00	Transferencias y donaciones corrientes al exterior	15.997.571	0	0	0	0	15.997.571
407	02	01	00	Transferencias corrientes al exterior	15.997.571	0	0	0	0	15.997.571
407	02	01	04	Transferencias corrientes a organismos internacionales	15.997.571	0	0	0	0	15.997.571
				Totales	**238.484.468**	**0**	**0**	**0**	**0**	**238.484.468**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 720002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**34.581.200.003**	**0**	**0**	**0**	**0**	**34.581.200.003**
407	01	00	00	Transferencias y donaciones corrientes internas	34.581.200.003	0	0	0	0	34.581.200.003
407	01	03	00	Transferencias corrientes internas al sector público	34.581.200.003	0	0	0	0	34.581.200.003
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	34.382.823.049	0	0	0	0	34.382.823.049
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	198.376.954	0	0	0	0	198.376.954
				Totales	**34.581.200.003**	**0**	**0**	**0**	**0**	**34.581.200.003**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**106.571.794**	**0**	**0**	**0**	**0**	**106.571.794**
407	01	00	00	Transferencias y donaciones corrientes internas	106.571.794	0	0	0	0	106.571.794
407	01	01	00	Transferencias corrientes internas al sector privado	106.571.794	0	0	0	0	106.571.794
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.301.166	0	0	0	0	1.301.166
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	7.699.942	0	0	0	0	7.699.942
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	3.903.498	0	0	0	0	3.903.498
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	195.175	0	0	0	0	195.175
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.649.997	0	0	0	0	1.649.997
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	8.490.579	0	0	0	0	8.490.579
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	23.099.825	0	0	0	0	23.099.825
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.154.992	0	0	0	0	1.154.992
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	8.850.000	0	0	0	0	8.850.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	50.226.620	0	0	0	0	50.226.620
				Totales	**106.571.794**	**0**	**0**	**0**	**0**	**106.571.794**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

ACCIÓN CENTRALIZADA: 720003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 720003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**106.571.794**	**0**	**0**	**0**	**0**	**106.571.794**
407	01	00	00	Transferencias y donaciones corrientes internas	106.571.794	0	0	0	0	106.571.794
407	01	01	00	Transferencias corrientes internas al sector privado	106.571.794	0	0	0	0	106.571.794
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.301.166	0	0	0	0	1.301.166
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	7.699.942	0	0	0	0	7.699.942
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	3.903.498	0	0	0	0	3.903.498
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	195.175	0	0	0	0	195.175
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.649.997	0	0	0	0	1.649.997
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	8.490.579	0	0	0	0	8.490.579
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	23.099.825	0	0	0	0	23.099.825
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.154.992	0	0	0	0	1.154.992
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	8.850.000	0	0	0	0	8.850.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	50.226.620	0	0	0	0	50.226.620
				Totales	**106.571.794**	**0**	**0**	**0**	**0**	**106.571.794**

74
Ministerio del Poder Popular para la Juventud y el Deporte

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	1.420.427.405	0	0	0	0	1.420.427.405
401	01	00	00	Sueldos, salarios y otras retribuciones	161.412.278	0	0	0	0	161.412.278
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	40.669.466	0	0	0	0	40.669.466
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	13.909.001	0	0	0	0	13.909.001
401	01	18	00	Remuneraciones al personal contratado	99.072.533	0	0	0	0	99.072.533
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	99.072.533	0	0	0	0	99.072.533
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	89.060	0	0	0	0	89.060
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	6.234.212	0	0	0	0	6.234.212
401	01	99	00	Otras retribuciones	1.438.006	0	0	0	0	1.438.006
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.501.343	0	0	0	0	4.501.343
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.501.343	0	0	0	0	4.501.343
401	03	00	00	Primas	155.113.853	0	0	0	0	155.113.853
401	03	02	00	Primas de transporte a empleados	9.624.000	0	0	0	0	9.624.000
401	03	03	00	Primas por hogar a empleados	14.436.000	0	0	0	0	14.436.000
401	03	08	00	Primas de profesionalización a empleados	4.791.325	0	0	0	0	4.791.325
401	03	09	00	Primas por antigüedad a empleados	7.524.470	0	0	0	0	7.524.470
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	9.355.905	0	0	0	0	9.355.905
401	03	17	00	Primas de transporte a obreros	3.600.000	0	0	0	0	3.600.000
401	03	18	00	Primas por hogar a obreros	5.400.000	0	0	0	0	5.400.000
401	03	21	00	Primas por antigüedad a obreros	3.600.300	0	0	0	0	3.600.300
401	03	22	00	Primas de profesionalización a obreros	23.018	0	0	0	0	23.018
401	03	37	00	Primas de transporte al personal contratado	25.200.000	0	0	0	0	25.200.000
401	03	38	00	Primas por hogar al personal contratado	37.800.000	0	0	0	0	37.800.000
401	03	40	00	Primas de profesionalización al personal contratado	6.895.620	0	0	0	0	6.895.620
401	03	41	00	Primas por antigüedad al personal contratado	21.508.029	0	0	0	0	21.508.029
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	96.737	0	0	0	0	96.737
401	03	47	00	Primas al personal de alto nivel y de dirección	5.258.449	0	0	0	0	5.258.449
401	04	00	00	Complementos de sueldos y salarios	301.792.376	0	0	0	0	301.792.376
401	04	08	00	Bono compensatorio de alimentación a empleados	48.120.000	0	0	0	0	48.120.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	693.426	0	0	0	0	693.426
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.577.701	0	0	0	0	1.577.701

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	18.240.000	0	0	0	0	18.240.000
401	04	20	00	Complemento a obreros por días feriados	1.901.627	0	0	0	0	1.901.627
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	4.365.016	0	0	0	0	4.365.016
401	04	26	00	Bono compensatorio de alimentación al personal contratado	126.000.000	0	0	0	0	126.000.000
401	04	28	00	Complemento al personal contratado por días feriados	1.978.606	0	0	0	0	1.978.606
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	120.000	0	0	0	0	120.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	8.400.000	0	0	0	0	8.400.000
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	54.000	0	0	0	0	54.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	3.780.000	0	0	0	0	3.780.000
401	04	96	00	Otros complementos a empleados	21.654.000	0	0	0	0	21.654.000
401	04	97	00	Otros complementos a obreros	8.208.000	0	0	0	0	8.208.000
401	04	98	00	Otros complementos al personal contratado	56.700.000	0	0	0	0	56.700.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	159.134.361	0	0	0	0	159.134.361
401	05	01	00	Aguinaldos a empleados	20.746.152	0	0	0	0	20.746.152
401	05	03	00	Bono vacacional a empleados	13.830.769	0	0	0	0	13.830.769
401	05	04	00	Aguinaldos a obreros	9.465.383	0	0	0	0	9.465.383
401	05	06	00	Bono vacacional a obreros	4.791.380	0	0	0	0	4.791.380
401	05	07	00	Aguinaldos al personal contratado	69.730.553	0	0	0	0	69.730.553
401	05	08	00	Bono vacacional al personal contratado	31.746.030	0	0	0	0	31.746.030
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	89.805	0	0	0	0	89.805
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	59.870	0	0	0	0	59.870
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	5.204.651	0	0	0	0	5.204.651
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	3.469.768	0	0	0	0	3.469.768
401	06	00	00	Aportes patronales y legales	57.630.248	0	0	0	0	57.630.248
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	8.154.660	0	0	0	0	8.154.660
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.489.538	0	0	0	0	2.489.538
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.630.932	0	0	0	0	1.630.932
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.351.231	0	0	0	0	2.351.231
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.687.324	0	0	0	0	2.687.324
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	862.448	0	0	0	0	862.448

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	537.465	0	0	0	0	537.465
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	882.501	0	0	0	0	882.501
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	19.047.618	0	0	0	0	19.047.618
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	5.839.055	0	0	0	0	5.839.055
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	3.809.523	0	0	0	0	3.809.523
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	35.922	0	0	0	0	35.922
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	10.777	0	0	0	0	10.777
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	10.178	0	0	0	0	10.178
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	7.184	0	0	0	0	7.184
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.081.860	0	0	0	0	2.081.860
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	624.558	0	0	0	0	624.558
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	436.817	0	0	0	0	436.817
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	416.372	0	0	0	0	416.372
401	06	95	00	Otros aportes legales por personal contratado	5.714.285	0	0	0	0	5.714.285
401	07	00	00	Asistencia socio-económica	482.890.335	0	0	0	0	482.890.335
401	07	01	00	Capacitación y adiestramiento a empleados	3.141.000	0	0	0	0	3.141.000
401	07	02	00	Becas a empleados	11.997.000	0	0	0	0	11.997.000
401	07	03	00	Ayudas por matrimonio a empleados	108.750	0	0	0	0	108.750
401	07	04	00	Ayudas por nacimiento de hijos a empleados	131.250	0	0	0	0	131.250
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	9.785.593	0	0	0	0	9.785.593
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	69.933.517	0	0	0	0	69.933.517
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.000.000	0	0	0	0	3.000.000
401	07	10	00	Dotación de uniformes a empleados	7.518.750	0	0	0	0	7.518.750
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.597.701	0	0	0	0	3.597.701
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	4.142.250	0	0	0	0	4.142.250
401	07	17	00	Capacitación y adiestramiento a obreros	2.116.800	0	0	0	0	2.116.800
401	07	18	00	Becas a obreros	7.387.200	0	0	0	0	7.387.200
401	07	19	00	Ayudas por matrimonio de obreros	30.000	0	0	0	0	30.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	20	00	Ayudas por nacimiento de hijos de obreros	54.000	0	0	0	0	54.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	3.183.878	0	0	0	0	3.183.878
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	20.199.640	0	0	0	0	20.199.640
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.710.000	0	0	0	0	1.710.000
401	07	26	00	Dotación de uniformes a obreros	2.850.000	0	0	0	0	2.850.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	207.604	0	0	0	0	207.604
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	2.394.000	0	0	0	0	2.394.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	38.786	0	0	0	0	38.786
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	270.879	0	0	0	0	270.879
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	522.000	0	0	0	0	522.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	107.250	0	0	0	0	107.250
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	144.750	0	0	0	0	144.750
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	2.498.233	0	0	0	0	2.498.233
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	12.464.143	0	0	0	0	12.464.143
401	07	74	00	Capacitación y adiestramiento al personal contratado	6.501.600	0	0	0	0	6.501.600
401	07	75	00	Becas al personal contratado	19.375.200	0	0	0	0	19.375.200
401	07	76	00	Ayudas por matrimonio al personal contratado	247.500	0	0	0	0	247.500
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	630.000	0	0	0	0	630.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	22.857.141	0	0	0	0	22.857.141
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	130.605.603	0	0	0	0	130.605.603
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	15.750.000	0	0	0	0	15.750.000
401	07	83	00	Dotación de uniformes al personal contratado	19.687.500	0	0	0	0	19.687.500
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	11.719.243	0	0	0	0	11.719.243
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	16.537.500	0	0	0	0	16.537.500
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	129.350	0	0	0	0	129.350
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	7.718.224	0	0	0	0	7.718.224
401	07	96	00	Otras subvenciones a empleados	13.384.750	0	0	0	0	13.384.750
401	07	97	00	Otras subvenciones a obreros	6.067.000	0	0	0	0	6.067.000
401	07	99	00	Otras subvenciones al personal contratado	42.144.750	0	0	0	0	42.144.750

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	00	00	Prestaciones sociales e indemnizaciones	97.952.611	0	0	0	0	97.952.611
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	32.483.623	0	0	0	0	32.483.623
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	8.402.106	0	0	0	0	8.402.106
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	50.280.754	0	0	0	0	50.280.754
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	83.818	0	0	0	0	83.818
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	6.702.310	0	0	0	0	6.702.310
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**125.977.792**	**0**	**0**	**0**	**0**	**125.977.792**
402	01	00	00	Productos alimenticios y agropecuarios	7.709.873	0	0	0	0	7.709.873
402	01	01	00	Alimentos y bebidas para personas	7.709.873	0	0	0	0	7.709.873
402	03	00	00	Textiles y vestuarios	16.462.180	0	0	0	0	16.462.180
402	03	01	00	Textiles	4.576.000	0	0	0	0	4.576.000
402	03	02	00	Prendas de vestir	7.515.180	0	0	0	0	7.515.180
402	03	03	00	Calzados	1.801.000	0	0	0	0	1.801.000
402	03	99	00	Otros productos textiles y vestuarios	2.570.000	0	0	0	0	2.570.000
402	05	00	00	Productos de papel, cartón e impresos	17.348.947	0	0	0	0	17.348.947
402	05	01	00	Pulpa de madera, papel y cartón	7.413.466	0	0	0	0	7.413.466
402	05	03	00	Productos de papel y cartón para oficina	9.932.366	0	0	0	0	9.932.366
402	05	04	00	Libros, revistas y periódicos	3.115	0	0	0	0	3.115
402	06	00	00	Productos químicos y derivados	17.912.734	0	0	0	0	17.912.734
402	06	03	00	Tintas, pinturas y colorantes	15.247.214	0	0	0	0	15.247.214
402	06	05	00	Productos de tocador	873.000	0	0	0	0	873.000
402	06	08	00	Productos plásticos	1.792.520	0	0	0	0	1.792.520
402	08	00	00	Productos metálicos	7.743.066	0	0	0	0	7.743.066
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	7.743.066	0	0	0	0	7.743.066
402	10	00	00	Productos varios y útiles diversos	55.250.992	0	0	0	0	55.250.992
402	10	01	00	Artículos de deporte, recreación y juguetes	14.598.460	0	0	0	0	14.598.460
402	10	02	00	Materiales y útiles de limpieza y aseo	8.486.516	0	0	0	0	8.486.516
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.773.881	0	0	0	0	6.773.881
402	10	06	00	Condecoraciones, ofrendas y similares	1.000	0	0	0	0	1.000
402	10	08	00	Materiales para equipos de computación	16.030.757	0	0	0	0	16.030.757
402	10	11	00	Materiales eléctricos	6.355.200	0	0	0	0	6.355.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	99	00	Otros productos y útiles diversos	3.005.178	0	0	0	0	3.005.178
402	99	00	00	Otros materiales y suministros	3.550.000	0	0	0	0	3.550.000
402	99	01	00	Otros materiales y suministros	3.550.000	0	0	0	0	3.550.000
403	**00**	**00**	**00**	**Servicios no personales**	**324.798.762**	**0**	**0**	**0**	**0**	**324.798.762**
403	01	00	00	Alquileres de inmuebles	2.070.670	0	0	0	0	2.070.670
403	01	01	00	Alquileres de edificios y locales	2.070.670	0	0	0	0	2.070.670
403	02	00	00	Alquileres de maquinaria y equipos	8.582.684	0	0	0	0	8.582.684
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	8.582.684	0	0	0	0	8.582.684
403	04	00	00	Servicios básicos	21.121.304	0	0	0	0	21.121.304
403	04	01	00	Electricidad	2.000.000	0	0	0	0	2.000.000
403	04	04	00	Teléfonos	13.000.000	0	0	0	0	13.000.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	10.000.000	0	0	0	0	10.000.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	3.000.000	0	0	0	0	3.000.000
403	04	05	00	Servicio de comunicaciones	2.406.304	0	0	0	0	2.406.304
403	04	07	00	Servicio de condominio	3.715.000	0	0	0	0	3.715.000
403	06	00	00	Servicios de transporte y almacenaje	1.136.084	0	0	0	0	1.136.084
403	06	01	00	Fletes y embalajes	106.920	0	0	0	0	106.920
403	06	03	00	Estacionamiento	7.164	0	0	0	0	7.164
403	06	04	00	Peaje	22.000	0	0	0	0	22.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.000.000	0	0	0	0	1.000.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	29.913.411	0	0	0	0	29.913.411
403	07	01	00	Publicidad y propaganda	4.719.100	0	0	0	0	4.719.100
403	07	02	00	Imprenta y reproducción	8.887.841	0	0	0	0	8.887.841
403	07	03	00	Relaciones sociales	15.626.470	0	0	0	0	15.626.470
403	07	04	00	Avisos	680.000	0	0	0	0	680.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.962.359	0	0	0	0	1.962.359
403	08	01	00	Primas y gastos de seguros	1.960.000	0	0	0	0	1.960.000
403	08	02	00	Comisiones y gastos bancarios	2.359	0	0	0	0	2.359
403	09	00	00	Viáticos y pasajes	75.059.909	0	0	0	0	75.059.909
403	09	01	00	Viáticos y pasajes dentro del país	66.638.909	0	0	0	0	66.638.909
403	09	02	00	Viáticos y pasajes fuera del país	8.421.000	0	0	0	0	8.421.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	51.189.937	0	0	0	0	51.189.937
403	10	07	00	Servicios de capacitación y adiestramiento	510.976	0	0	0	0	510.976
403	10	09	00	Servicios de lavandería y tintorería	150.000	0	0	0	0	150.000
403	10	11	00	Servicios para la elaboración y suministro de comida	40.913.373	0	0	0	0	40.913.373
403	10	99	00	Otros servicios profesionales y técnicos	9.615.588	0	0	0	0	9.615.588
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	13.646.000	0	0	0	0	13.646.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.200.000	0	0	0	0	10.200.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	700.000	0	0	0	0	700.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.746.000	0	0	0	0	2.746.000
403	12	00	00	Conservación y reparaciones menores de obras	19.200	0	0	0	0	19.200
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	19.200	0	0	0	0	19.200
403	16	00	00	Servicios de diversión, esparcimiento y culturales	43.543.053	0	0	0	0	43.543.053
403	16	01	00	Servicios de diversión, esparcimiento y culturales	43.543.053	0	0	0	0	43.543.053
403	18	00	00	Impuestos indirectos	53.266.666	0	0	0	0	53.266.666
403	18	01	00	Impuesto al valor agregado	53.266.666	0	0	0	0	53.266.666
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.539.485	0	0	0	0	1.539.485
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.539.485	0	0	0	0	1.539.485
403	99	00	00	Otros servicios no personales	21.748.000	0	0	0	0	21.748.000
403	99	01	00	Otros servicios no personales	21.748.000	0	0	0	0	21.748.000
404	**00**	**00**	**00**	**Activos reales**	**29.330.486**	**0**	**0**	**0**	**0**	**29.330.486**
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.177.724	0	0	0	0	1.177.724
404	05	01	00	Equipos de telecomunicaciones	1.177.724	0	0	0	0	1.177.724
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	882.571	0	0	0	0	882.571
404	07	02	00	Equipos de enseñanza, deporte y recreación	311.791	0	0	0	0	311.791
404	07	06	00	Instrumentos musicales y equipos de audio	570.780	0	0	0	0	570.780
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	26.363.891	0	0	0	0	26.363.891
404	09	01	00	Mobiliario y equipos de oficina	6.446.296	0	0	0	0	6.446.296
404	09	02	00	Equipos de computación	14.917.595	0	0	0	0	14.917.595
404	09	03	00	Mobiliario y equipos de alojamiento	5.000.000	0	0	0	0	5.000.000
404	12	00	00	Activos intangibles	906.300	0	0	0	0	906.300
404	12	04	00	Paquetes y programas de computación	906.300	0	0	0	0	906.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.806.667.086**	**0**	**0**	**0**	**0**	**3.806.667.086**
407	01	00	00	Transferencias y donaciones corrientes internas	3.806.487.086	0	0	0	0	3.806.487.086
407	01	01	00	Transferencias corrientes internas al sector privado	15.171.410	0	0	0	0	15.171.410
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	89.060	0	0	0	0	89.060
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	20.748	0	0	0	0	20.748
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	10.687	0	0	0	0	10.687
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	59.219	0	0	0	0	59.219
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	18.000	0	0	0	0	18.000
407	01	01	77	Subsidios a entidades deportivas y recreativas de carácter privado	14.973.696	0	0	0	0	14.973.696
407	01	02	00	Donaciones corrientes internas al sector privado	22.531.899	0	0	0	0	22.531.899
407	01	02	01	Donaciones corrientes a personas	22.531.899	0	0	0	0	22.531.899
407	01	03	00	Transferencias corrientes internas al sector público	3.768.584.943	0	0	0	0	3.768.584.943
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.659.197.379	0	0	0	0	3.659.197.379
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	109.387.564	0	0	0	0	109.387.564
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	198.834	0	0	0	0	198.834
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	89.060	0	0	0	0	89.060
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	16.264	0	0	0	0	16.264
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	75.510	0	0	0	0	75.510
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	18.000	0	0	0	0	18.000
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	180.000	0	0	0	0	180.000
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	180.000	0	0	0	0	180.000
407	12	01	01	Transferencias Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	180.000	0	0	0	0	180.000
				Totales	**5.707.201.531**	**0**	**0**	**0**	**0**	**5.707.201.531**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128899 740024000 PROMOCIÓN DE LA EDUCACION FISICA Y LA INICIACIÓN DEPORTIVA EN EL MARCO DE LA MASIFICACIÓN.

OBJETIVO DEL PROYECTO: FOMENTAR LA EDUCACIÓN FISICA Y LA INICIACIÓN DEPORTIVA EN TODOS LOS SECTORES PÚBLICOS Y PRIVADOS DEL PAÍS.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MASIFICACIÓN Y DESARROLLO DEPORTIVO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**27.728.478**	**0**	**0**	**0**	**0**	**27.728.478**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.209.194	0	0	0	0	3.209.194
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.295.986	0	0	0	0	2.295.986
401	01	18	00	Remuneraciones al personal contratado	612.000	0	0	0	0	612.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	612.000	0	0	0	0	612.000
401	01	99	00	Otras retribuciones	301.208	0	0	0	0	301.208
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	310.760	0	0	0	0	310.760
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	310.760	0	0	0	0	310.760
401	03	00	00	Primas	2.913.277	0	0	0	0	2.913.277
401	03	02	00	Primas de transporte a empleados	552.000	0	0	0	0	552.000
401	03	03	00	Primas por hogar a empleados	828.000	0	0	0	0	828.000
401	03	08	00	Primas de profesionalización a empleados	263.237	0	0	0	0	263.237
401	03	09	00	Primas por antigüedad a empleados	544.380	0	0	0	0	544.380
401	03	37	00	Primas de transporte al personal contratado	144.000	0	0	0	0	144.000
401	03	38	00	Primas por hogar al personal contratado	216.000	0	0	0	0	216.000
401	03	40	00	Primas de profesionalización al personal contratado	91.800	0	0	0	0	91.800
401	03	41	00	Primas por antigüedad al personal contratado	273.860	0	0	0	0	273.860
401	04	00	00	Complementos de sueldos y salarios	5.046.000	0	0	0	0	5.046.000
401	04	08	00	Bono compensatorio de alimentación a empleados	2.760.000	0	0	0	0	2.760.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	720.000	0	0	0	0	720.000
401	04	96	00	Otros complementos a empleados	1.242.000	0	0	0	0	1.242.000
401	04	98	00	Otros complementos al personal contratado	324.000	0	0	0	0	324.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.817.249	0	0	0	0	2.817.249
401	05	01	00	Aguinaldos a empleados	1.273.893	0	0	0	0	1.273.893
401	05	03	00	Bono vacacional a empleados	849.262	0	0	0	0	849.262
401	05	07	00	Aguinaldos al personal contratado	471.151	0	0	0	0	471.151
401	05	08	00	Bono vacacional al personal contratado	222.943	0	0	0	0	222.943
401	06	00	00	Aportes patronales y legales	1.113.849	0	0	0	0	1.113.849
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	479.436	0	0	0	0	479.436

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128899 740024000 PROMOCIÓN DE LA EDUCACION FISICA Y LA INICIACIÓN DEPORTIVA EN EL MARCO DE LA MASIFICACIÓN.

OBJETIVO DEL PROYECTO: FOMENTAR LA EDUCACIÓN FISICA Y LA INICIACIÓN DEPORTIVA EN TODOS LOS SECTORES PÚBLICOS Y PRIVADOS DEL PAÍS.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MASIFICACIÓN Y DESARROLLO DEPORTIVO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	152.867	0	0	0	0	152.867
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	95.887	0	0	0	0	95.887
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	144.375	0	0	0	0	144.375
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	133.766	0	0	0	0	133.766
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	40.635	0	0	0	0	40.635
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	26.753	0	0	0	0	26.753
401	06	95	00	Otros aportes legales por personal contratado	40.130	0	0	0	0	40.130
401	07	00	00	Asistencia socio-económica	9.994.066	0	0	0	0	9.994.066
401	07	01	00	Capacitación y adiestramiento a empleados	176.400	0	0	0	0	176.400
401	07	02	00	Becas a empleados	657.000	0	0	0	0	657.000
401	07	03	00	Ayudas por matrimonio a empleados	30.000	0	0	0	0	30.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	33.750	0	0	0	0	33.750
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	575.324	0	0	0	0	575.324
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	4.198.102	0	0	0	0	4.198.102
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	172.500	0	0	0	0	172.500
401	07	10	00	Dotación de uniformes a empleados	431.250	0	0	0	0	431.250
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	356.208	0	0	0	0	356.208
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	362.250	0	0	0	0	362.250
401	07	74	00	Capacitación y adiestramiento al personal contratado	79.200	0	0	0	0	79.200
401	07	75	00	Becas al personal contratado	156.600	0	0	0	0	156.600
401	07	76	00	Ayudas por matrimonio al personal contratado	3.750	0	0	0	0	3.750
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	7.500	0	0	0	0	7.500
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	160.519	0	0	0	0	160.519
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	847.859	0	0	0	0	847.859
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	90.000	0	0	0	0	90.000
401	07	83	00	Dotación de uniformes al personal contratado	112.500	0	0	0	0	112.500
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	178.104	0	0	0	0	178.104
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	94.500	0	0	0	0	94.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128899 740024000 PROMOCIÓN DE LA EDUCACION FISICA Y LA INICIACIÓN DEPORTIVA EN EL MARCO DE LA MASIFICACIÓN.

OBJETIVO DEL PROYECTO: FOMENTAR LA EDUCACIÓN FISICA Y LA INICIACIÓN DEPORTIVA EN TODOS LOS SECTORES PÚBLICOS Y PRIVADOS DEL PAÍS.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MASIFICACIÓN Y DESARROLLO DEPORTIVO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	96	00	Otras subvenciones a empleados	1.035.250	0	0	0	0	1.035.250
401	07	99	00	Otras subvenciones al personal contratado	235.500	0	0	0	0	235.500
401	08	00	00	Prestaciones sociales e indemnizaciones	2.324.083	0	0	0	0	2.324.083
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.974.169	0	0	0	0	1.974.169
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	349.914	0	0	0	0	349.914
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**505.000**	**0**	**0**	**0**	**0**	**505.000**
402	01	00	00	Productos alimenticios y agropecuarios	250.000	0	0	0	0	250.000
402	01	01	00	Alimentos y bebidas para personas	250.000	0	0	0	0	250.000
402	10	00	00	Productos varios y útiles diversos	255.000	0	0	0	0	255.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	255.000	0	0	0	0	255.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.345.059**	**0**	**0**	**0**	**0**	**3.345.059**
403	07	00	00	Servicios de información, impresión y relaciones públicas	466.363	0	0	0	0	466.363
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	300.000	0	0	0	0	300.000
403	07	03	00	Relaciones sociales	66.363	0	0	0	0	66.363
403	09	00	00	Viáticos y pasajes	1.960.000	0	0	0	0	1.960.000
403	09	01	00	Viáticos y pasajes dentro del país	1.960.000	0	0	0	0	1.960.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	320.000	0	0	0	0	320.000
403	10	07	00	Servicios de capacitación y adiestramiento	120.000	0	0	0	0	120.000
403	10	11	00	Servicios para la elaboración y suministro de comida	100.000	0	0	0	0	100.000
403	10	99	00	Otros servicios profesionales y técnicos	100.000	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	498.696	0	0	0	0	498.696
403	18	01	00	Impuesto al valor agregado	498.696	0	0	0	0	498.696
403	99	00	00	Otros servicios no personales	100.000	0	0	0	0	100.000
403	99	01	00	Otros servicios no personales	100.000	0	0	0	0	100.000
404	**00**	**00**	**00**	**Activos reales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.000.000	0	0	0	0	1.000.000
404	09	02	00	Equipos de computación	1.000.000	0	0	0	0	1.000.000
				Totales	**32.578.537**	**0**	**0**	**0**	**0**	**32.578.537**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 74 - 12

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128899 740024000 PROMOCIÓN DE LA EDUCACION FISICA Y LA INICIACIÓN DEPORTIVA EN EL MARCO DE LA MASIFICACIÓN.

OBJETIVO DEL PROYECTO: FOMENTAR LA EDUCACIÓN FISICA Y LA INICIACIÓN DEPORTIVA EN TODOS LOS SECTORES PÚBLICOS Y PRIVADOS DEL PAÍS.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MASIFICACIÓN Y DESARROLLO DEPORTIVO **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128899 740024000 PROMOCIÓN DE LA EDUCACION FISICA Y LA INICIACIÓN DEPORTIVA EN EL MARCO DE LA MASIFICACIÓN.

OBJETIVO DEL PROYECTO: FOMENTAR LA EDUCACIÓN FISICA Y LA INICIACIÓN DEPORTIVA EN TODOS LOS SECTORES PÚBLICOS Y PRIVADOS DEL PAÍS.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MASIFICACIÓN Y DESARROLLO DEPORTIVO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740024001 FORMULACIÓN Y EVALUACIÓN DE DIRECTRICES PARA EL IMPULSO DE LA MASIFICACIÓN DE LA EDUCACIÓN FISICA EN TODOS SUS NIVELES Y CON DIVERSIDAD FUNCIONAL

UNIDAD DE MEDIDA: GUÍA **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MASIFICACIÓN Y DESARROLLO DEPORTIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**27.728.478**	**0**	**0**	**0**	**0**	**27.728.478**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.209.194	0	0	0	0	3.209.194
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.295.986	0	0	0	0	2.295.986
401	01	18	00	Remuneraciones al personal contratado	612.000	0	0	0	0	612.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	612.000	0	0	0	0	612.000
401	01	99	00	Otras retribuciones	301.208	0	0	0	0	301.208
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	310.760	0	0	0	0	310.760
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	310.760	0	0	0	0	310.760
401	03	00	00	Primas	2.913.277	0	0	0	0	2.913.277
401	03	02	00	Primas de transporte a empleados	552.000	0	0	0	0	552.000
401	03	03	00	Primas por hogar a empleados	828.000	0	0	0	0	828.000
401	03	08	00	Primas de profesionalización a empleados	263.237	0	0	0	0	263.237
401	03	09	00	Primas por antigüedad a empleados	544.380	0	0	0	0	544.380
401	03	37	00	Primas de transporte al personal contratado	144.000	0	0	0	0	144.000
401	03	38	00	Primas por hogar al personal contratado	216.000	0	0	0	0	216.000
401	03	40	00	Primas de profesionalización al personal contratado	91.800	0	0	0	0	91.800
401	03	41	00	Primas por antigüedad al personal contratado	273.860	0	0	0	0	273.860
401	04	00	00	Complementos de sueldos y salarios	5.046.000	0	0	0	0	5.046.000
401	04	08	00	Bono compensatorio de alimentación a empleados	2.760.000	0	0	0	0	2.760.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	720.000	0	0	0	0	720.000
401	04	96	00	Otros complementos a empleados	1.242.000	0	0	0	0	1.242.000
401	04	98	00	Otros complementos al personal contratado	324.000	0	0	0	0	324.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.817.249	0	0	0	0	2.817.249
401	05	01	00	Aguinaldos a empleados	1.273.893	0	0	0	0	1.273.893
401	05	03	00	Bono vacacional a empleados	849.262	0	0	0	0	849.262

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128899 740024000 PROMOCIÓN DE LA EDUCACION FISICA Y LA INICIACIÓN DEPORTIVA EN EL MARCO DE LA MASIFICACIÓN.

OBJETIVO DEL PROYECTO: FOMENTAR LA EDUCACIÓN FISICA Y LA INICIACIÓN DEPORTIVA EN TODOS LOS SECTORES PÚBLICOS Y PRIVADOS DEL PAÍS.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MASIFICACIÓN Y DESARROLLO DEPORTIVO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740024001 FORMULACIÓN Y EVALUACIÓN DE DIRECTRICES PARA EL IMPULSO DE LA MASIFICACIÓN DE LA EDUCACIÓN FISICA EN TODOS SUS NIVELES Y CON DIVERSIDAD FUNCIONAL

UNIDAD DE MEDIDA: GUÍA **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MASIFICACIÓN Y DESARROLLO DEPORTIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	07	00	Aguinaldos al personal contratado	471.151	0	0	0	0	471.151
401	05	08	00	Bono vacacional al personal contratado	222.943	0	0	0	0	222.943
401	06	00	00	Aportes patronales y legales	1.113.849	0	0	0	0	1.113.849
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	479.436	0	0	0	0	479.436
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	152.867	0	0	0	0	152.867
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	95.887	0	0	0	0	95.887
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	144.375	0	0	0	0	144.375
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	133.766	0	0	0	0	133.766
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	40.635	0	0	0	0	40.635
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	26.753	0	0	0	0	26.753
401	06	95	00	Otros aportes legales por personal contratado	40.130	0	0	0	0	40.130
401	07	00	00	Asistencia socio-económica	9.994.066	0	0	0	0	9.994.066
401	07	01	00	Capacitación y adiestramiento a empleados	176.400	0	0	0	0	176.400
401	07	02	00	Becas a empleados	657.000	0	0	0	0	657.000
401	07	03	00	Ayudas por matrimonio a empleados	30.000	0	0	0	0	30.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	33.750	0	0	0	0	33.750
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	575.324	0	0	0	0	575.324
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	4.198.102	0	0	0	0	4.198.102
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	172.500	0	0	0	0	172.500
401	07	10	00	Dotación de uniformes a empleados	431.250	0	0	0	0	431.250
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	356.208	0	0	0	0	356.208
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	362.250	0	0	0	0	362.250
401	07	74	00	Capacitación y adiestramiento al personal contratado	79.200	0	0	0	0	79.200
401	07	75	00	Becas al personal contratado	156.600	0	0	0	0	156.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128899 740024000 PROMOCIÓN DE LA EDUCACION FISICA Y LA INICIACIÓN DEPORTIVA EN EL MARCO DE LA MASIFICACIÓN.

OBJETIVO DEL PROYECTO: FOMENTAR LA EDUCACIÓN FISICA Y LA INICIACIÓN DEPORTIVA EN TODOS LOS SECTORES PÚBLICOS Y PRIVADOS DEL PAÍS.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MASIFICACIÓN Y DESARROLLO DEPORTIVO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740024001 FORMULACIÓN Y EVALUACIÓN DE DIRECTRICES PARA EL IMPULSO DE LA MASIFICACIÓN DE LA EDUCACIÓN FISICA EN TODOS SUS NIVELES Y CON DIVERSIDAD FUNCIONAL

UNIDAD DE MEDIDA: GUÍA **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MASIFICACIÓN Y DESARROLLO DEPORTIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	76	00	Ayudas por matrimonio al personal contratado	3.750	0	0	0	0	3.750
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	7.500	0	0	0	0	7.500
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	160.519	0	0	0	0	160.519
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	847.859	0	0	0	0	847.859
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	90.000	0	0	0	0	90.000
401	07	83	00	Dotación de uniformes al personal contratado	112.500	0	0	0	0	112.500
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	178.104	0	0	0	0	178.104
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	94.500	0	0	0	0	94.500
401	07	96	00	Otras subvenciones a empleados	1.035.250	0	0	0	0	1.035.250
401	07	99	00	Otras subvenciones al personal contratado	235.500	0	0	0	0	235.500
401	08	00	00	Prestaciones sociales e indemnizaciones	2.324.083	0	0	0	0	2.324.083
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.974.169	0	0	0	0	1.974.169
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	349.914	0	0	0	0	349.914
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**50.000**	**0**	**0**	**0**	**0**	**50.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**655.600**	**0**	**0**	**0**	**0**	**655.600**
403	07	00	00	Servicios de información, impresión y relaciones públicas	100.000	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	480.000	0	0	0	0	480.000
403	09	01	00	Viáticos y pasajes dentro del país	480.000	0	0	0	0	480.000
403	18	00	00	Impuestos indirectos	75.600	0	0	0	0	75.600
403	18	01	00	Impuesto al valor agregado	75.600	0	0	0	0	75.600
				Totales	**28.434.078**	**0**	**0**	**0**	**0**	**28.434.078**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128899 740024000 PROMOCIÓN DE LA EDUCACION FISICA Y LA INICIACIÓN DEPORTIVA EN EL MARCO DE LA MASIFICACIÓN.

OBJETIVO DEL PROYECTO: FOMENTAR LA EDUCACIÓN FISICA Y LA INICIACIÓN DEPORTIVA EN TODOS LOS SECTORES PÚBLICOS Y PRIVADOS DEL PAÍS.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MASIFICACIÓN Y DESARROLLO DEPORTIVO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740024002 DETERMINACIÓN DE DIRECTRICES PARA PROMOVER LA MASIFICACIÓN E INICIACIÓN DEPORTIVA Y CON DIVERSIDAD FUNCIONAL COMO FUNDAMENTOS ESENCIALES DEL PLAN NACIONAL DE MASIFICACIÓN DEPORTIVA

UNIDAD DE MEDIDA: MANUAL **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MASIFICACIÓN Y DESARROLLO DEPORTIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**200.000**	**0**	**0**	**0**	**0**	**200.000**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	200.000
403	**00**	**00**	**00**	**Servicios no personales**	**908.400**	**0**	**0**	**0**	**0**	**908.400**
403	09	00	00	Viáticos y pasajes	695.000	0	0	0	0	695.000
403	09	01	00	Viáticos y pasajes dentro del país	695.000	0	0	0	0	695.000
403	18	00	00	Impuestos indirectos	113.400	0	0	0	0	113.400
403	18	01	00	Impuesto al valor agregado	113.400	0	0	0	0	113.400
403	99	00	00	Otros servicios no personales	100.000	0	0	0	0	100.000
403	99	01	00	Otros servicios no personales	100.000	0	0	0	0	100.000
				Totales	**1.108.400**	**0**	**0**	**0**	**0**	**1.108.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128899 740024000 PROMOCIÓN DE LA EDUCACION FISICA Y LA INICIACIÓN DEPORTIVA EN EL MARCO DE LA MASIFICACIÓN.

OBJETIVO DEL PROYECTO: FOMENTAR LA EDUCACIÓN FISICA Y LA INICIACIÓN DEPORTIVA EN TODOS LOS SECTORES PÚBLICOS Y PRIVADOS DEL PAÍS.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MASIFICACIÓN Y DESARROLLO DEPORTIVO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740024003 FORMACIÓN Y ACTUALIZACIÓN DE CONOCIMIENTOS EN MATERIA DE MASIFICACIÓN DE LA EDUCACIÓN FISICA Y LA ACTIVIDAD DEPORTIVA EN LA ETAPA DE INICIACIÓN EN TODOS SUS NÍVELES Y CON DIVERSIDAD FUNCIONAL

UNIDAD DE MEDIDA: CURSO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MASIFICACIÓN Y DESARROLLO DEPORTIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	824.896	0	0	0	0	824.896
403	09	00	00	Viáticos y pasajes	420.000	0	0	0	0	420.000
403	09	01	00	Viáticos y pasajes dentro del país	420.000	0	0	0	0	420.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	320.000	0	0	0	0	320.000
403	10	07	00	Servicios de capacitación y adiestramiento	120.000	0	0	0	0	120.000
403	10	11	00	Servicios para la elaboración y suministro de comida	100.000	0	0	0	0	100.000
403	10	99	00	Otros servicios profesionales y técnicos	100.000	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	84.896	0	0	0	0	84.896
403	18	01	00	Impuesto al valor agregado	84.896	0	0	0	0	84.896
				Totales	**824.896**	**0**	**0**	**0**	**0**	**824.896**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128899 740024000 PROMOCIÓN DE LA EDUCACION FISICA Y LA INICIACIÓN DEPORTIVA EN EL MARCO DE LA MASIFICACIÓN.

OBJETIVO DEL PROYECTO: FOMENTAR LA EDUCACIÓN FISICA Y LA INICIACIÓN DEPORTIVA EN TODOS LOS SECTORES PÚBLICOS Y PRIVADOS DEL PAÍS.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MASIFICACIÓN Y DESARROLLO DEPORTIVO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740024004 ARTICULACIÓN CON INSTANCIAS EDUCATIVAS Y DEPORTIVAS A NIVEL ESTADAL PARA EL FOMENTO DE LA MASIFICACIÓN DE LA EDUCACION FISICA Y LA ACTIVIDAD DEPORTIVA EN LA ETAPA INICIAL Y CON DIVERSIDAD FUNCIONAL

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MASIFICACIÓN Y DESARROLLO DEPORTIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**255.000**	**0**	**0**	**0**	**0**	**255.000**
402	10	00	00	Productos varios y útiles diversos	255.000	0	0	0	0	255.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	255.000	0	0	0	0	255.000
403	**00**	**00**	**00**	**Servicios no personales**	**956.163**	**0**	**0**	**0**	**0**	**956.163**
403	07	00	00	Servicios de información, impresión y relaciones públicas	366.363	0	0	0	0	366.363
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	200.000	0	0	0	0	200.000
403	07	03	00	Relaciones sociales	66.363	0	0	0	0	66.363
403	09	00	00	Viáticos y pasajes	365.000	0	0	0	0	365.000
403	09	01	00	Viáticos y pasajes dentro del país	365.000	0	0	0	0	365.000
403	18	00	00	Impuestos indirectos	224.800	0	0	0	0	224.800
403	18	01	00	Impuesto al valor agregado	224.800	0	0	0	0	224.800
404	**00**	**00**	**00**	**Activos reales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.000.000	0	0	0	0	1.000.000
404	09	02	00	Equipos de computación	1.000.000	0	0	0	0	1.000.000
				Totales	**2.211.163**	**0**	**0**	**0**	**0**	**2.211.163**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128868 740025000 PLATAFORMA TECNOLÓGICA Y AUTOMATIZACIÓN DE PROCESOS ADMINISTRATIVOS DE JUVENTUD Y DEPORTE.

OBJETIVO DEL PROYECTO: CONTAR CON LA PLATAFORMA TECNOLÓGICA ADECUADA A LA NUEVA EXIGENCIA INSTITUCIONAL, QUE PERMITA ACCEDER A LA INFORMACIÓN DE JUVENTUD Y DEPORTE DE FORMA OPORTUNA Y CONFIABLE.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE LA OFICINA DE TECNOLOGIA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**2.527.907**	0	0	0	0	**2.527.907**
401	01	00	00	Sueldos, salarios y otras retribuciones	280.120	0	0	0	0	280.120
401	01	18	00	Remuneraciones al personal contratado	280.120	0	0	0	0	280.120
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	280.120	0	0	0	0	280.120
401	03	00	00	Primas	282.134	0	0	0	0	282.134
401	03	37	00	Primas de transporte al personal contratado	72.000	0	0	0	0	72.000
401	03	38	00	Primas por hogar al personal contratado	108.000	0	0	0	0	108.000
401	03	40	00	Primas de profesionalización al personal contratado	15.300	0	0	0	0	15.300
401	03	41	00	Primas por antigüedad al personal contratado	86.834	0	0	0	0	86.834
401	04	00	00	Complementos de sueldos y salarios	522.000	0	0	0	0	522.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	360.000	0	0	0	0	360.000
401	04	98	00	Otros complementos al personal contratado	162.000	0	0	0	0	162.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	298.200	0	0	0	0	298.200
401	05	07	00	Aguinaldos al personal contratado	204.491	0	0	0	0	204.491
401	05	08	00	Bono vacacional al personal contratado	93.709	0	0	0	0	93.709
401	06	00	00	Aportes patronales y legales	101.548	0	0	0	0	101.548
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	56.226	0	0	0	0	56.226
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	17.209	0	0	0	0	17.209
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	11.245	0	0	0	0	11.245
401	06	95	00	Otros aportes legales por personal contratado	16.868	0	0	0	0	16.868
401	07	00	00	Asistencia socio-económica	895.716	0	0	0	0	895.716
401	07	74	00	Capacitación y adiestramiento al personal contratado	72.000	0	0	0	0	72.000
401	07	75	00	Becas al personal contratado	57.600	0	0	0	0	57.600
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	3.750	0	0	0	0	3.750
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	67.470	0	0	0	0	67.470
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	358.904	0	0	0	0	358.904
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	45.000	0	0	0	0	45.000
401	07	83	00	Dotación de uniformes al personal contratado	56.250	0	0	0	0	56.250
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	71.242	0	0	0	0	71.242

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128868 740025000 PLATAFORMA TECNOLÓGICA Y AUTOMATIZACIÓN DE PROCESOS ADMINISTRATIVOS DE JUVENTUD Y DEPORTE.

OBJETIVO DEL PROYECTO: CONTAR CON LA PLATAFORMA TECNOLÓGICA ADECUADA A LA NUEVA EXIGENCIA INSTITUCIONAL, QUE PERMITA ACCEDER A LA INFORMACIÓN DE JUVENTUD Y DEPORTE DE FORMA OPORTUNA Y CONFIABLE.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE LA OFICINA DE TECNOLOGIA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	47.250	0	0	0	0	47.250
401	07	99	00	Otras subvenciones al personal contratado	116.250	0	0	0	0	116.250
401	08	00	00	Prestaciones sociales e indemnizaciones	148.189	0	0	0	0	148.189
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	148.189	0	0	0	0	148.189
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.172.056**	**0**	**0**	**0**	**0**	**3.172.056**
402	08	00	00	Productos metálicos	1.359.453	0	0	0	0	1.359.453
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.359.453	0	0	0	0	1.359.453
402	10	00	00	Productos varios y útiles diversos	1.812.603	0	0	0	0	1.812.603
402	10	08	00	Materiales para equipos de computación	1.812.603	0	0	0	0	1.812.603
403	**00**	**00**	**00**	**Servicios no personales**	**6.390.902**	**0**	**0**	**0**	**0**	**6.390.902**
403	04	00	00	Servicios básicos	906.304	0	0	0	0	906.304
403	04	05	00	Servicio de comunicaciones	906.304	0	0	0	0	906.304
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.420.731	0	0	0	0	3.420.731
403	10	07	00	Servicios de capacitación y adiestramiento	258.903	0	0	0	0	258.903
403	10	99	00	Otros servicios profesionales y técnicos	3.161.828	0	0	0	0	3.161.828
403	18	00	00	Impuestos indirectos	2.063.867	0	0	0	0	2.063.867
403	18	01	00	Impuesto al valor agregado	2.063.867	0	0	0	0	2.063.867
404	**00**	**00**	**00**	**Activos reales**	**4.917.045**	**0**	**0**	**0**	**0**	**4.917.045**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.010.745	0	0	0	0	4.010.745
404	09	01	00	Mobiliario y equipos de oficina	453.150	0	0	0	0	453.150
404	09	02	00	Equipos de computación	3.557.595	0	0	0	0	3.557.595
404	12	00	00	Activos intangibles	906.300	0	0	0	0	906.300
404	12	04	00	Paquetes y programas de computación	906.300	0	0	0	0	906.300
				Totales	**17.007.910**	**0**	**0**	**0**	**0**	**17.007.910**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128868 740025000 PLATAFORMA TECNOLÓGICA Y AUTOMATIZACIÓN DE PROCESOS ADMINISTRATIVOS DE JUVENTUD Y DEPORTE.

OBJETIVO DEL PROYECTO: CONTAR CON LA PLATAFORMA TECNOLÓGICA ADECUADA A LA NUEVA EXIGENCIA INSTITUCIONAL, QUE PERMITA ACCEDER A LA INFORMACIÓN DE JUVENTUD Y DEPORTE DE FORMA OPORTUNA Y CONFIABLE.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE LA OFICINA DE TECNOLOGIA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128868 740025000 PLATAFORMA TECNOLÓGICA Y AUTOMATIZACIÓN DE PROCESOS ADMINISTRATIVOS DE JUVENTUD Y DEPORTE.

OBJETIVO DEL PROYECTO: CONTAR CON LA PLATAFORMA TECNOLÓGICA ADECUADA A LA NUEVA EXIGENCIA INSTITUCIONAL, QUE PERMITA ACCEDER A LA INFORMACIÓN DE JUVENTUD Y DEPORTE DE FORMA OPORTUNA Y CONFIABLE.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE LA OFICINA DE TECNOLOGIA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740025001 OPTIMIZACIÓN DEL PARQUE DE EQUIPOS DE COMPUTACIÓN Y EQUIPAMIENTO PARA LA INTERCONEXIÓN NACIONAL DEL MINISTERIO DEL PODER POPULAR LA JUVENTUD Y EL DEPORTE

UNIDAD DE MEDIDA: EQUIPAMIENTO **META:** 600

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE LA OFICINA DE TECNOLOGIA DE LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**3.172.056**	**0**	**0**	**0**	**0**	**3.172.056**
402	08	00	00	Productos metálicos	1.359.453	0	0	0	0	1.359.453
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.359.453	0	0	0	0	1.359.453
402	10	00	00	Productos varios y útiles diversos	1.812.603	0	0	0	0	1.812.603
402	10	08	00	Materiales para equipos de computación	1.812.603	0	0	0	0	1.812.603
403	00	00	00	**Servicios no personales**	**3.533.597**	**0**	**0**	**0**	**0**	**3.533.597**
403	04	00	00	Servicios básicos	906.304	0	0	0	0	906.304
403	04	05	00	Servicio de comunicaciones	906.304	0	0	0	0	906.304
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	906.302	0	0	0	0	906.302
403	10	99	00	Otros servicios profesionales y técnicos	906.302	0	0	0	0	906.302
403	18	00	00	Impuestos indirectos	1.720.991	0	0	0	0	1.720.991
403	18	01	00	Impuesto al valor agregado	1.720.991	0	0	0	0	1.720.991
404	00	00	00	**Activos reales**	**4.917.045**	**0**	**0**	**0**	**0**	**4.917.045**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.010.745	0	0	0	0	4.010.745
404	09	01	00	Mobiliario y equipos de oficina	453.150	0	0	0	0	453.150
404	09	02	00	Equipos de computación	3.557.595	0	0	0	0	3.557.595
404	12	00	00	Activos intangibles	906.300	0	0	0	0	906.300
404	12	04	00	Paquetes y programas de computación	906.300	0	0	0	0	906.300
				Totales	**11.622.698**	**0**	**0**	**0**	**0**	**11.622.698**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128868 740025000 PLATAFORMA TECNOLÓGICA Y AUTOMATIZACIÓN DE PROCESOS ADMINISTRATIVOS DE JUVENTUD Y DEPORTE.

OBJETIVO DEL PROYECTO: CONTAR CON LA PLATAFORMA TECNOLÓGICA ADECUADA A LA NUEVA EXIGENCIA INSTITUCIONAL, QUE PERMITA ACCEDER A LA INFORMACIÓN DE JUVENTUD Y DEPORTE DE FORMA OPORTUNA Y CONFIABLE.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE LA OFICINA DE TECNOLOGIA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740025002 COORDINACIÓN DE LA MIGRACIÓN DE SOFTWARE PROPIETARIO A SOFTWARE LIBRE, DE ACUERDO AL DECRETO N° 3390

UNIDAD DE MEDIDA: CONFIGURACIÓN **META:** 800

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE LA OFICINA DE TECNOLOGIA DE LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**2.527.907**	0	0	0	0	**2.527.907**
401	01	00	00	Sueldos, salarios y otras retribuciones	280.120	0	0	0	0	280.120
401	01	18	00	Remuneraciones al personal contratado	280.120	0	0	0	0	280.120
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	280.120	0	0	0	0	280.120
401	03	00	00	Primas	282.134	0	0	0	0	282.134
401	03	37	00	Primas de transporte al personal contratado	72.000	0	0	0	0	72.000
401	03	38	00	Primas por hogar al personal contratado	108.000	0	0	0	0	108.000
401	03	40	00	Primas de profesionalización al personal contratado	15.300	0	0	0	0	15.300
401	03	41	00	Primas por antigüedad al personal contratado	86.834	0	0	0	0	86.834
401	04	00	00	Complementos de sueldos y salarios	522.000	0	0	0	0	522.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	360.000	0	0	0	0	360.000
401	04	98	00	Otros complementos al personal contratado	162.000	0	0	0	0	162.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	298.200	0	0	0	0	298.200
401	05	07	00	Aguinaldos al personal contratado	204.491	0	0	0	0	204.491
401	05	08	00	Bono vacacional al personal contratado	93.709	0	0	0	0	93.709
401	06	00	00	Aportes patronales y legales	101.548	0	0	0	0	101.548
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	56.226	0	0	0	0	56.226
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	17.209	0	0	0	0	17.209
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	11.245	0	0	0	0	11.245
401	06	95	00	Otros aportes legales por personal contratado	16.868	0	0	0	0	16.868
401	07	00	00	Asistencia socio-económica	895.716	0	0	0	0	895.716
401	07	74	00	Capacitación y adiestramiento al personal contratado	72.000	0	0	0	0	72.000
401	07	75	00	Becas al personal contratado	57.600	0	0	0	0	57.600
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	3.750	0	0	0	0	3.750
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	67.470	0	0	0	0	67.470

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128868 740025000 PLATAFORMA TECNOLÓGICA Y AUTOMATIZACIÓN DE PROCESOS ADMINISTRATIVOS DE JUVENTUD Y DEPORTE.

OBJETIVO DEL PROYECTO: CONTAR CON LA PLATAFORMA TECNOLÓGICA ADECUADA A LA NUEVA EXIGENCIA INSTITUCIONAL, QUE PERMITA ACCEDER A LA INFORMACIÓN DE JUVENTUD Y DEPORTE DE FORMA OPORTUNA Y CONFIABLE.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE LA OFICINA DE TECNOLOGIA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740025002 COORDINACIÓN DE LA MIGRACIÓN DE SOFTWARE PROPIETARIO A SOFTWARE LIBRE, DE ACUERDO AL DECRETO N° 3390

UNIDAD DE MEDIDA: CONFIGURACIÓN **META:** 800

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE LA OFICINA DE TECNOLOGIA DE LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	358.904	0	0	0	0	358.904
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	45.000	0	0	0	0	45.000
401	07	83	00	Dotación de uniformes al personal contratado	56.250	0	0	0	0	56.250
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	71.242	0	0	0	0	71.242
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	47.250	0	0	0	0	47.250
401	07	99	00	Otras subvenciones al personal contratado	116.250	0	0	0	0	116.250
401	08	00	00	Prestaciones sociales e indemnizaciones	148.189	0	0	0	0	148.189
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	148.189	0	0	0	0	148.189
403	**00**	**00**	**00**	**Servicios no personales**	**454.936**	**0**	**0**	**0**	**0**	**454.936**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	400.344	0	0	0	0	400.344
403	10	99	00	Otros servicios profesionales y técnicos	400.344	0	0	0	0	400.344
403	18	00	00	Impuestos indirectos	54.592	0	0	0	0	54.592
403	18	01	00	Impuesto al valor agregado	54.592	0	0	0	0	54.592
				Totales	**2.982.843**	**0**	**0**	**0**	**0**	**2.982.843**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128868 740025000 PLATAFORMA TECNOLÓGICA Y AUTOMATIZACIÓN DE PROCESOS ADMINISTRATIVOS DE JUVENTUD Y DEPORTE.

OBJETIVO DEL PROYECTO: CONTAR CON LA PLATAFORMA TECNOLÓGICA ADECUADA A LA NUEVA EXIGENCIA INSTITUCIONAL, QUE PERMITA ACCEDER A LA INFORMACIÓN DE JUVENTUD Y DEPORTE DE FORMA OPORTUNA Y CONFIABLE.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE LA OFICINA DE TECNOLOGIA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740025003 FORMULACIÓN, CONCEPTUALIZACIÓN Y DESARROLLO DEL SISTEMA DE CONTROL GESTION DEPORTIVA

UNIDAD DE MEDIDA: SISTEMA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE LA OFICINA DE TECNOLOGIA DE LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.421.675**	**0**	**0**	**0**	**0**	**1.421.675**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.251.074	0	0	0	0	1.251.074
403	10	99	00	Otros servicios profesionales y técnicos	1.251.074	0	0	0	0	1.251.074
403	18	00	00	Impuestos indirectos	170.601	0	0	0	0	170.601
403	18	01	00	Impuesto al valor agregado	170.601	0	0	0	0	170.601
				Totales	**1.421.675**	**0**	**0**	**0**	**0**	**1.421.675**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128868 740025000 PLATAFORMA TECNOLÓGICA Y AUTOMATIZACIÓN DE PROCESOS ADMINISTRATIVOS DE JUVENTUD Y DEPORTE.

OBJETIVO DEL PROYECTO: CONTAR CON LA PLATAFORMA TECNOLÓGICA ADECUADA A LA NUEVA EXIGENCIA INSTITUCIONAL, QUE PERMITA ACCEDER A LA INFORMACIÓN DE JUVENTUD Y DEPORTE DE FORMA OPORTUNA Y CONFIABLE.

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE LA OFICINA DE TECNOLOGIA DE LA INFORMACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740025004 CAPACITACIÓN Y FORMACIÓN DEL TALENTO HUMANO DEL MINDEPORTE EN MATERIA TECNOLÓGICA

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 800

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE LA OFICINA DE TECNOLOGIA DE LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**980.694**	**0**	**0**	**0**	**0**	**980.694**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	863.011	0	0	0	0	863.011
403	10	07	00	Servicios de capacitación y adiestramiento	258.903	0	0	0	0	258.903
403	10	99	00	Otros servicios profesionales y técnicos	604.108	0	0	0	0	604.108
403	18	00	00	Impuestos indirectos	117.683	0	0	0	0	117.683
403	18	01	00	Impuesto al valor agregado	117.683	0	0	0	0	117.683
				Totales	**980.694**	**0**	**0**	**0**	**0**	**980.694**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128854 740026000 VENEZUELA ACTIVA Y SALUDABLE MEDIANTE LA ACTIVIDAD FÍSICA Y EL DEPORTE PARTICIPATIVO

OBJETIVO DEL PROYECTO: IMPLANTAR PROGRAMAS DIRIGIDOS A INCREMENTAR LA PRÁCTICA SISTEMÁTICA Y ORGANIZADA DE ACTIVIDADES FÍSICAS Y DEPORTE PARTICIPATIVO QUE BENEFICIEN LA SALUD DE LA POBLACIÓN

UNIDAD DE MEDIDA: PROGRAMA **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTIVIDAD FÍSICA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**23.442.420**	**0**	**0**	**0**	**0**	**23.442.420**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.630.963	0	0	0	0	2.630.963
401	01	18	00	Remuneraciones al personal contratado	2.630.963	0	0	0	0	2.630.963
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	2.630.963	0	0	0	0	2.630.963
401	03	00	00	Primas	2.693.879	0	0	0	0	2.693.879
401	03	37	00	Primas de transporte al personal contratado	672.000	0	0	0	0	672.000
401	03	38	00	Primas por hogar al personal contratado	1.008.000	0	0	0	0	1.008.000
401	03	40	00	Primas de profesionalización al personal contratado	172.260	0	0	0	0	172.260
401	03	41	00	Primas por antigüedad al personal contratado	841.619	0	0	0	0	841.619
401	04	00	00	Complementos de sueldos y salarios	4.872.000	0	0	0	0	4.872.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.360.000	0	0	0	0	3.360.000
401	04	98	00	Otros complementos al personal contratado	1.512.000	0	0	0	0	1.512.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.818.552	0	0	0	0	2.818.552
401	05	07	00	Aguinaldos al personal contratado	1.931.079	0	0	0	0	1.931.079
401	05	08	00	Bono vacacional al personal contratado	887.473	0	0	0	0	887.473
401	06	00	00	Aportes patronales y legales	961.594	0	0	0	0	961.594
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	532.484	0	0	0	0	532.484
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	162.868	0	0	0	0	162.868
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	106.497	0	0	0	0	106.497
401	06	95	00	Otros aportes legales por personal contratado	159.745	0	0	0	0	159.745
401	07	00	00	Asistencia socio-económica	8.062.959	0	0	0	0	8.062.959
401	07	74	00	Capacitación y adiestramiento al personal contratado	302.400	0	0	0	0	302.400
401	07	75	00	Becas al personal contratado	633.600	0	0	0	0	633.600
401	07	76	00	Ayudas por matrimonio al personal contratado	3.750	0	0	0	0	3.750
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	45.000	0	0	0	0	45.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	638.981	0	0	0	0	638.981
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	3.604.441	0	0	0	0	3.604.441
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	420.000	0	0	0	0	420.000
401	07	83	00	Dotación de uniformes al personal contratado	525.000	0	0	0	0	525.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128854 740026000 VENEZUELA ACTIVA Y SALUDABLE MEDIANTE LA ACTIVIDAD FÍSICA Y EL DEPORTE PARTICIPATIVO

OBJETIVO DEL PROYECTO: IMPLANTAR PROGRAMAS DIRIGIDOS A INCREMENTAR LA PRÁCTICA SISTEMÁTICA Y ORGANIZADA DE ACTIVIDADES FÍSICAS Y DEPORTE PARTICIPATIVO QUE BENEFICIEN LA SALUD DE LA POBLACIÓN

UNIDAD DE MEDIDA: PROGRAMA **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTIVIDAD FÍSICA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	320.587	0	0	0	0	320.587
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	441.000	0	0	0	0	441.000
401	07	99	00	Otras subvenciones al personal contratado	1.128.200	0	0	0	0	1.128.200
401	08	00	00	Prestaciones sociales e indemnizaciones	1.402.473	0	0	0	0	1.402.473
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.402.473	0	0	0	0	1.402.473
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.652.364**	**0**	**0**	**0**	**0**	**2.652.364**
402	01	00	00	Productos alimenticios y agropecuarios	552.000	0	0	0	0	552.000
402	01	01	00	Alimentos y bebidas para personas	552.000	0	0	0	0	552.000
402	03	00	00	Textiles y vestuarios	790.000	0	0	0	0	790.000
402	03	02	00	Prendas de vestir	790.000	0	0	0	0	790.000
402	05	00	00	Productos de papel, cartón e impresos	415.104	0	0	0	0	415.104
402	05	03	00	Productos de papel y cartón para oficina	415.104	0	0	0	0	415.104
402	06	00	00	Productos químicos y derivados	154.200	0	0	0	0	154.200
402	06	03	00	Tintas, pinturas y colorantes	154.200	0	0	0	0	154.200
402	10	00	00	Productos varios y útiles diversos	741.060	0	0	0	0	741.060
402	10	01	00	Artículos de deporte, recreación y juguetes	302.460	0	0	0	0	302.460
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	438.600	0	0	0	0	438.600
403	**00**	**00**	**00**	**Servicios no personales**	**9.226.916**	**0**	**0**	**0**	**0**	**9.226.916**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.162.912	0	0	0	0	2.162.912
403	07	01	00	Publicidad y propaganda	731.964	0	0	0	0	731.964
403	07	02	00	Imprenta y reproducción	226.748	0	0	0	0	226.748
403	07	03	00	Relaciones sociales	1.024.200	0	0	0	0	1.024.200
403	07	04	00	Avisos	180.000	0	0	0	0	180.000
403	09	00	00	Viáticos y pasajes	4.035.840	0	0	0	0	4.035.840
403	09	01	00	Viáticos y pasajes dentro del país	2.235.840	0	0	0	0	2.235.840
403	09	02	00	Viáticos y pasajes fuera del país	1.800.000	0	0	0	0	1.800.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	366.540	0	0	0	0	366.540
403	16	01	00	Servicios de diversión, esparcimiento y culturales	366.540	0	0	0	0	366.540
403	18	00	00	Impuestos indirectos	2.095.624	0	0	0	0	2.095.624
403	18	01	00	Impuesto al valor agregado	2.095.624	0	0	0	0	2.095.624

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128854 740026000 VENEZUELA ACTIVA Y SALUDABLE MEDIANTE LA ACTIVIDAD FÍSICA Y EL DEPORTE PARTICIPATIVO

OBJETIVO DEL PROYECTO: IMPLANTAR PROGRAMAS DIRIGIDOS A INCREMENTAR LA PRÁCTICA SISTEMÁTICA Y ORGANIZADA DE ACTIVIDADES FÍSICAS Y DEPORTE PARTICIPATIVO QUE BENEFICIEN LA SALUD DE LA POBLACIÓN

UNIDAD DE MEDIDA: PROGRAMA **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTIVIDAD FÍSICA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	00	00	Otros servicios no personales	566.000	0	0	0	0	566.000
403	99	01	00	Otros servicios no personales	566.000	0	0	0	0	566.000
404	**00**	**00**	**00**	**Activos reales**	**3.096.599**	**0**	**0**	**0**	**0**	**3.096.599**
404	05	00	00	Equipos de comunicaciones y de señalamiento	178.000	0	0	0	0	178.000
404	05	01	00	Equipos de telecomunicaciones	178.000	0	0	0	0	178.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	868.599	0	0	0	0	868.599
404	07	02	00	Equipos de enseñanza, deporte y recreación	297.819	0	0	0	0	297.819
404	07	06	00	Instrumentos musicales y equipos de audio	570.780	0	0	0	0	570.780
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.050.000	0	0	0	0	2.050.000
404	09	01	00	Mobiliario y equipos de oficina	700.000	0	0	0	0	700.000
404	09	02	00	Equipos de computación	1.350.000	0	0	0	0	1.350.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**180.000**	**0**	**0**	**0**	**0**	**180.000**
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	180.000	0	0	0	0	180.000
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	180.000	0	0	0	0	180.000
407	12	01	01	Transferencias Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	180.000	0	0	0	0	180.000
				Totales	**38.598.299**	**0**	**0**	**0**	**0**	**38.598.299**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

74 - 30

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128854 740026000 VENEZUELA ACTIVA Y SALUDABLE MEDIANTE LA ACTIVIDAD FÍSICA Y EL DEPORTE PARTICIPATIVO

OBJETIVO DEL PROYECTO: IMPLANTAR PROGRAMAS DIRIGIDOS A INCREMENTAR LA PRÁCTICA SISTEMÁTICA Y ORGANIZADA DE ACTIVIDADES FÍSICAS Y DEPORTE PARTICIPATIVO QUE BENEFICIEN LA SALUD DE LA POBLACIÓN

UNIDAD DE MEDIDA: PROGRAMA

META: 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTIVIDAD FÍSICA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128854 740026000 VENEZUELA ACTIVA Y SALUDABLE MEDIANTE LA ACTIVIDAD FÍSICA Y EL DEPORTE PARTICIPATIVO

OBJETIVO DEL PROYECTO: IMPLANTAR PROGRAMAS DIRIGIDOS A INCREMENTAR LA PRÁCTICA SISTEMÁTICA Y ORGANIZADA DE ACTIVIDADES FÍSICAS Y DEPORTE PARTICIPATIVO QUE BENEFICIEN LA SALUD DE LA POBLACIÓN

UNIDAD DE MEDIDA: PROGRAMA **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTIVIDAD FÍSICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740026001 FORMULAR PROGRAMAS DE ACTIVIDAD FÍSICA Y DEPORTE PARTICIPATIVO EN LAS DISTINTAS REGIONES DEL PAÍS, EN LOS SUBSISTEMAS COMUNAL, ESTUDIANTIL, LABORAL, MILITAR, INDÍGENA Y PENITENCIARIO

UNIDAD DE MEDIDA: POBLACIÓN **META:** 6.000.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTIVIDAD FÍSICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**1.337.664**	**0**	**0**	**0**	**0**	**1.337.664**
402	01	00	00	Productos alimenticios y agropecuarios	360.000	0	0	0	0	360.000
402	01	01	00	Alimentos y bebidas para personas	360.000	0	0	0	0	360.000
402	03	00	00	Textiles y vestuarios	360.000	0	0	0	0	360.000
402	03	02	00	Prendas de vestir	360.000	0	0	0	0	360.000
402	05	00	00	Productos de papel, cartón e impresos	161.004	0	0	0	0	161.004
402	05	03	00	Productos de papel y cartón para oficina	161.004	0	0	0	0	161.004
402	06	00	00	Productos químicos y derivados	154.200	0	0	0	0	154.200
402	06	03	00	Tintas, pinturas y colorantes	154.200	0	0	0	0	154.200
402	10	00	00	Productos varios y útiles diversos	302.460	0	0	0	0	302.460
402	10	01	00	Artículos de deporte, recreación y juguetes	302.460	0	0	0	0	302.460
403	00	00	00	**Servicios no personales**	**2.514.540**	**0**	**0**	**0**	**0**	**2.514.540**
403	07	00	00	Servicios de información, impresión y relaciones públicas	985.004	0	0	0	0	985.004
403	07	01	00	Publicidad y propaganda	185.004	0	0	0	0	185.004
403	07	02	00	Imprenta y reproducción	120.000	0	0	0	0	120.000
403	07	03	00	Relaciones sociales	600.000	0	0	0	0	600.000
403	07	04	00	Avisos	80.000	0	0	0	0	80.000
403	09	00	00	Viáticos y pasajes	555.840	0	0	0	0	555.840
403	09	01	00	Viáticos y pasajes dentro del país	555.840	0	0	0	0	555.840
403	16	00	00	Servicios de diversión, esparcimiento y culturales	120.960	0	0	0	0	120.960
403	16	01	00	Servicios de diversión, esparcimiento y culturales	120.960	0	0	0	0	120.960
403	18	00	00	Impuestos indirectos	412.736	0	0	0	0	412.736
403	18	01	00	Impuesto al valor agregado	412.736	0	0	0	0	412.736
403	99	00	00	Otros servicios no personales	440.000	0	0	0	0	440.000
403	99	01	00	Otros servicios no personales	440.000	0	0	0	0	440.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128854 740026000 VENEZUELA ACTIVA Y SALUDABLE MEDIANTE LA ACTIVIDAD FÍSICA Y EL DEPORTE PARTICIPATIVO

OBJETIVO DEL PROYECTO: IMPLANTAR PROGRAMAS DIRIGIDOS A INCREMENTAR LA PRÁCTICA SISTEMÁTICA Y ORGANIZADA DE ACTIVIDADES FÍSICAS Y DEPORTE PARTICIPATIVO QUE BENEFICIEN LA SALUD DE LA POBLACIÓN

UNIDAD DE MEDIDA: PROGRAMA **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTIVIDAD FÍSICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740026001 FORMULAR PROGRAMAS DE ACTIVIDAD FÍSICA Y DEPORTE PARTICIPATIVO EN LAS DISTINTAS REGIONES DEL PAÍS, EN LOS SUBSISTEMAS COMUNAL, ESTUDIANTIL, LABORAL, MILITAR, INDÍGENA Y PENITENCIARIO

UNIDAD DE MEDIDA: POBLACIÓN **META:** 6.000.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTIVIDAD FÍSICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Totales	**3.852.204**	**0**	**0**	**0**	**0**	**3.852.204**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128854 740026000 VENEZUELA ACTIVA Y SALUDABLE MEDIANTE LA ACTIVIDAD FÍSICA Y EL DEPORTE PARTICIPATIVO

OBJETIVO DEL PROYECTO: IMPLANTAR PROGRAMAS DIRIGIDOS A INCREMENTAR LA PRÁCTICA SISTEMÁTICA Y ORGANIZADA DE ACTIVIDADES FÍSICAS Y DEPORTE PARTICIPATIVO QUE BENEFICIEN LA SALUD DE LA POBLACIÓN

UNIDAD DE MEDIDA: PROGRAMA **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTIVIDAD FÍSICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740026002 FORMACIÓN, CAPACITACIÓN Y ACTUALIZACIÓN PROFESIONAL Y ACADÉMICA, EN MATERIA DE ACTIVIDAD FÍSICA Y DEPORTE PARTICIPATIVO DIRIGIDOS A PERSONAL TÉCNICO, ENTRENADORES E INSTRUCTORES DE ACTIVIDAD FÍSICA

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 150

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTIVIDAD FÍSICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**23.442.420**	**0**	**0**	**0**	**0**	**23.442.420**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.630.963	0	0	0	0	2.630.963
401	01	18	00	Remuneraciones al personal contratado	2.630.963	0	0	0	0	2.630.963
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	2.630.963	0	0	0	0	2.630.963
401	03	00	00	Primas	2.693.879	0	0	0	0	2.693.879
401	03	37	00	Primas de transporte al personal contratado	672.000	0	0	0	0	672.000
401	03	38	00	Primas por hogar al personal contratado	1.008.000	0	0	0	0	1.008.000
401	03	40	00	Primas de profesionalización al personal contratado	172.260	0	0	0	0	172.260
401	03	41	00	Primas por antigüedad al personal contratado	841.619	0	0	0	0	841.619
401	04	00	00	Complementos de sueldos y salarios	4.872.000	0	0	0	0	4.872.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.360.000	0	0	0	0	3.360.000
401	04	98	00	Otros complementos al personal contratado	1.512.000	0	0	0	0	1.512.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.818.552	0	0	0	0	2.818.552
401	05	07	00	Aguinaldos al personal contratado	1.931.079	0	0	0	0	1.931.079
401	05	08	00	Bono vacacional al personal contratado	887.473	0	0	0	0	887.473
401	06	00	00	Aportes patronales y legales	961.594	0	0	0	0	961.594
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	532.484	0	0	0	0	532.484
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	162.868	0	0	0	0	162.868
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	106.497	0	0	0	0	106.497
401	06	95	00	Otros aportes legales por personal contratado	159.745	0	0	0	0	159.745
401	07	00	00	Asistencia socio-económica	8.062.959	0	0	0	0	8.062.959
401	07	74	00	Capacitación y adiestramiento al personal contratado	302.400	0	0	0	0	302.400
401	07	75	00	Becas al personal contratado	633.600	0	0	0	0	633.600
401	07	76	00	Ayudas por matrimonio al personal contratado	3.750	0	0	0	0	3.750
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	45.000	0	0	0	0	45.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128854 740026000 VENEZUELA ACTIVA Y SALUDABLE MEDIANTE LA ACTIVIDAD FÍSICA Y EL DEPORTE PARTICIPATIVO

OBJETIVO DEL PROYECTO: IMPLANTAR PROGRAMAS DIRIGIDOS A INCREMENTAR LA PRÁCTICA SISTEMÁTICA Y ORGANIZADA DE ACTIVIDADES FÍSICAS Y DEPORTE PARTICIPATIVO QUE BENEFICIEN LA SALUD DE LA POBLACIÓN

UNIDAD DE MEDIDA: PROGRAMA **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTIVIDAD FÍSICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740026002 FORMACIÓN, CAPACITACIÓN Y ACTUALIZACIÓN PROFESIONAL Y ACADÉMICA, EN MATERIA DE ACTIVIDAD FÍSICA Y DEPORTE PARTICIPATIVO DIRIGIDOS A PERSONAL TÉCNICO, ENTRENADORES E INSTRUCTORES DE ACTIVIDAD FÍSICA

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 150

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTIVIDAD FÍSICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	638.981	0	0	0	0	638.981
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	3.604.441	0	0	0	0	3.604.441
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	420.000	0	0	0	0	420.000
401	07	83	00	Dotación de uniformes al personal contratado	525.000	0	0	0	0	525.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	320.587	0	0	0	0	320.587
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	441.000	0	0	0	0	441.000
401	07	99	00	Otras subvenciones al personal contratado	1.128.200	0	0	0	0	1.128.200
401	08	00	00	Prestaciones sociales e indemnizaciones	1.402.473	0	0	0	0	1.402.473
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.402.473	0	0	0	0	1.402.473
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**572.500**	**0**	**0**	**0**	**0**	**572.500**
402	01	00	00	Productos alimenticios y agropecuarios	132.000	0	0	0	0	132.000
402	01	01	00	Alimentos y bebidas para personas	132.000	0	0	0	0	132.000
402	03	00	00	Textiles y vestuarios	130.000	0	0	0	0	130.000
402	03	02	00	Prendas de vestir	130.000	0	0	0	0	130.000
402	05	00	00	Productos de papel, cartón e impresos	130.500	0	0	0	0	130.500
402	05	03	00	Productos de papel y cartón para oficina	130.500	0	0	0	0	130.500
402	10	00	00	Productos varios y útiles diversos	180.000	0	0	0	0	180.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	180.000	0	0	0	0	180.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.844.260**	**0**	**0**	**0**	**0**	**1.844.260**
403	07	00	00	Servicios de información, impresión y relaciones públicas	531.160	0	0	0	0	531.160
403	07	01	00	Publicidad y propaganda	186.960	0	0	0	0	186.960
403	07	03	00	Relaciones sociales	244.200	0	0	0	0	244.200
403	07	04	00	Avisos	100.000	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	480.000	0	0	0	0	480.000
403	09	01	00	Viáticos y pasajes dentro del país	480.000	0	0	0	0	480.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128854 740026000 VENEZUELA ACTIVA Y SALUDABLE MEDIANTE LA ACTIVIDAD FÍSICA Y EL DEPORTE PARTICIPATIVO

OBJETIVO DEL PROYECTO: IMPLANTAR PROGRAMAS DIRIGIDOS A INCREMENTAR LA PRÁCTICA SISTEMÁTICA Y ORGANIZADA DE ACTIVIDADES FÍSICAS Y DEPORTE PARTICIPATIVO QUE BENEFICIEN LA SALUD DE LA POBLACIÓN

UNIDAD DE MEDIDA: PROGRAMA **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTIVIDAD FÍSICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740026002 FORMACIÓN, CAPACITACIÓN Y ACTUALIZACIÓN PROFESIONAL Y ACADÉMICA, EN MATERIA DE ACTIVIDAD FÍSICA Y DEPORTE PARTICIPATIVO DIRIGIDOS A PERSONAL TÉCNICO, ENTRENADORES E INSTRUCTORES DE ACTIVIDAD FÍSICA

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 150

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTIVIDAD FÍSICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	123.600	0	0	0	0	123.600
403	16	01	00	Servicios de diversión, esparcimiento y culturales	123.600	0	0	0	0	123.600
403	18	00	00	Impuestos indirectos	583.500	0	0	0	0	583.500
403	18	01	00	Impuesto al valor agregado	583.500	0	0	0	0	583.500
403	99	00	00	Otros servicios no personales	126.000	0	0	0	0	126.000
403	99	01	00	Otros servicios no personales	126.000	0	0	0	0	126.000
				Totales	**25.859.180**	**0**	**0**	**0**	**0**	**25.859.180**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128854 740026000 VENEZUELA ACTIVA Y SALUDABLE MEDIANTE LA ACTIVIDAD FÍSICA Y EL DEPORTE PARTICIPATIVO

OBJETIVO DEL PROYECTO: IMPLANTAR PROGRAMAS DIRIGIDOS A INCREMENTAR LA PRÁCTICA SISTEMÁTICA Y ORGANIZADA DE ACTIVIDADES FÍSICAS Y DEPORTE PARTICIPATIVO QUE BENEFICIEN LA SALUD DE LA POBLACIÓN

UNIDAD DE MEDIDA: PROGRAMA **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTIVIDAD FÍSICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740026003 SEGUIMIENTO, EVALUACIÓN Y CONTROL DE PROGRAMAS DE ACTIVIDAD FÍSICA, DEPORTE PARTICIPATIVO Y DEPORTE ADAPTADO A NIVEL REGIONAL Y MUNICIPAL

UNIDAD DE MEDIDA: EVALUACIÓN **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTIVIDAD FÍSICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**195.000**	**0**	**0**	**0**	**0**	**195.000**
402	01	00	00	Productos alimenticios y agropecuarios	60.000	0	0	0	0	60.000
402	01	01	00	Alimentos y bebidas para personas	60.000	0	0	0	0	60.000
402	10	00	00	Productos varios y útiles diversos	135.000	0	0	0	0	135.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	135.000	0	0	0	0	135.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.705.618**	**0**	**0**	**0**	**0**	**1.705.618**
403	07	00	00	Servicios de información, impresión y relaciones públicas	180.000	0	0	0	0	180.000
403	07	03	00	Relaciones sociales	180.000	0	0	0	0	180.000
403	09	00	00	Viáticos y pasajes	1.200.000	0	0	0	0	1.200.000
403	09	01	00	Viáticos y pasajes dentro del país	1.200.000	0	0	0	0	1.200.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	121.980	0	0	0	0	121.980
403	16	01	00	Servicios de diversión, esparcimiento y culturales	121.980	0	0	0	0	121.980
403	18	00	00	Impuestos indirectos	203.638	0	0	0	0	203.638
403	18	01	00	Impuesto al valor agregado	203.638	0	0	0	0	203.638
				Totales	**1.900.618**	**0**	**0**	**0**	**0**	**1.900.618**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128854 740026000 VENEZUELA ACTIVA Y SALUDABLE MEDIANTE LA ACTIVIDAD FÍSICA Y EL DEPORTE PARTICIPATIVO

OBJETIVO DEL PROYECTO: IMPLANTAR PROGRAMAS DIRIGIDOS A INCREMENTAR LA PRÁCTICA SISTEMÁTICA Y ORGANIZADA DE ACTIVIDADES FÍSICAS Y DEPORTE PARTICIPATIVO QUE BENEFICIEN LA SALUD DE LA POBLACIÓN

UNIDAD DE MEDIDA: PROGRAMA **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTIVIDAD FÍSICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740026004 ORGANIZACIÓN Y ASISTENCIA DE CONGRESOS, CURSOS Y TALLERES INTERNACIONALES RELACIONADOS CON PROGRAMAS DE ACTIVIDAD FÍSICA EN LA REGIÓN

UNIDAD DE MEDIDA: EVENTO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTIVIDAD FÍSICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**547.200**	0	0	0	0	**547.200**
402	03	00	00	Textiles y vestuarios	300.000	0	0	0	0	300.000
402	03	02	00	Prendas de vestir	300.000	0	0	0	0	300.000
402	05	00	00	Productos de papel, cartón e impresos	123.600	0	0	0	0	123.600
402	05	03	00	Productos de papel y cartón para oficina	123.600	0	0	0	0	123.600
402	10	00	00	Productos varios y útiles diversos	123.600	0	0	0	0	123.600
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	123.600	0	0	0	0	123.600
403	00	00	00	**Servicios no personales**	**2.267.785**	0	0	0	0	**2.267.785**
403	09	00	00	Viáticos y pasajes	1.800.000	0	0	0	0	1.800.000
403	09	02	00	Viáticos y pasajes fuera del país	1.800.000	0	0	0	0	1.800.000
403	18	00	00	Impuestos indirectos	467.785	0	0	0	0	467.785
403	18	01	00	Impuesto al valor agregado	467.785	0	0	0	0	467.785
				Totales	**2.814.985**	0	0	0	0	**2.814.985**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128854 740026000 VENEZUELA ACTIVA Y SALUDABLE MEDIANTE LA ACTIVIDAD FÍSICA Y EL DEPORTE PARTICIPATIVO

OBJETIVO DEL PROYECTO: IMPLANTAR PROGRAMAS DIRIGIDOS A INCREMENTAR LA PRÁCTICA SISTEMÁTICA Y ORGANIZADA DE ACTIVIDADES FÍSICAS Y DEPORTE PARTICIPATIVO QUE BENEFICIEN LA SALUD DE LA POBLACIÓN

UNIDAD DE MEDIDA: PROGRAMA **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTIVIDAD FÍSICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740026005 APOYO TÉCNICO LOGÍSTICO Y FINANCIERO PARA EL FORTALECIMIENTO DEL PODER POPULAR A LAS ORGANIZACIONES PROMOTORAS DE LA ACTIVIDAD FÍSICA, DEPORTE PARTICIPATIVO Y DEPORTE ADAPTADO

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTIVIDAD FÍSICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**180.000**	**0**	**0**	**0**	**0**	**180.000**
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	180.000	0	0	0	0	180.000
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	180.000	0	0	0	0	180.000
407	12	01	01	Transferencias Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	180.000	0	0	0	0	180.000
				Totales	**180.000**	**0**	**0**	**0**	**0**	**180.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128854 740026000 VENEZUELA ACTIVA Y SALUDABLE MEDIANTE LA ACTIVIDAD FÍSICA Y EL DEPORTE PARTICIPATIVO

OBJETIVO DEL PROYECTO: IMPLANTAR PROGRAMAS DIRIGIDOS A INCREMENTAR LA PRÁCTICA SISTEMÁTICA Y ORGANIZADA DE ACTIVIDADES FÍSICAS Y DEPORTE PARTICIPATIVO QUE BENEFICIEN LA SALUD DE LA POBLACIÓN

UNIDAD DE MEDIDA: PROGRAMA **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTIVIDAD FÍSICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740026006 DESARROLLO DE LA CAMPAÑA DE CONCIENTIZACIÓN DE VIDA ACTIVA Y SALUDABLE DIRIGIDA AL PODER POPULAR

UNIDAD DE MEDIDA: CAMPAÑA **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTIVIDAD FÍSICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**894.713**	**0**	**0**	**0**	**0**	**894.713**
403	07	00	00	Servicios de información, impresión y relaciones públicas	466.748	0	0	0	0	466.748
403	07	01	00	Publicidad y propaganda	360.000	0	0	0	0	360.000
403	07	02	00	Imprenta y reproducción	106.748	0	0	0	0	106.748
403	18	00	00	Impuestos indirectos	427.965	0	0	0	0	427.965
403	18	01	00	Impuesto al valor agregado	427.965	0	0	0	0	427.965
404	**00**	**00**	**00**	**Activos reales**	**3.096.599**	**0**	**0**	**0**	**0**	**3.096.599**
404	05	00	00	Equipos de comunicaciones y de señalamiento	178.000	0	0	0	0	178.000
404	05	01	00	Equipos de telecomunicaciones	178.000	0	0	0	0	178.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	868.599	0	0	0	0	868.599
404	07	02	00	Equipos de enseñanza, deporte y recreación	297.819	0	0	0	0	297.819
404	07	06	00	Instrumentos musicales y equipos de audio	570.780	0	0	0	0	570.780
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.050.000	0	0	0	0	2.050.000
404	09	01	00	Mobiliario y equipos de oficina	700.000	0	0	0	0	700.000
404	09	02	00	Equipos de computación	1.350.000	0	0	0	0	1.350.000
				Totales	**3.991.312**	**0**	**0**	**0**	**0**	**3.991.312**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128842 740027000 DESARROLLO, FORMACIÓN Y CONSOLIDACIÓN DE LA RESERVA DEPORTIVA NACIONAL

OBJETIVO DEL PROYECTO: CONFORMAR LA RESERVA DEPORTIVA NACIONAL MEDIANTE LA APLICACIÓN SUPERVISIÓN Y EVALUACIÓN DEL PROGRAMA NACIONAL DE IDENTIFICACIÓN, DETECCIÓN, SELECCIÓN Y FORMACIÓN DEL TALENTO DEPORTIVO (PNIDSF).

UNIDAD DE MEDIDA: ATLETA **META:** 13.600

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DEPORTIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**31.962.301**	**0**	**0**	**0**	**0**	**31.962.301**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.689.936	0	0	0	0	3.689.936
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.260.543	0	0	0	0	3.260.543
401	01	18	00	Remuneraciones al personal contratado	300.000	0	0	0	0	300.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	300.000	0	0	0	0	300.000
401	01	99	00	Otras retribuciones	129.393	0	0	0	0	129.393
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	346.572	0	0	0	0	346.572
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	346.572	0	0	0	0	346.572
401	03	00	00	Primas	3.331.040	0	0	0	0	3.331.040
401	03	02	00	Primas de transporte a empleados	768.000	0	0	0	0	768.000
401	03	03	00	Primas por hogar a empleados	1.152.000	0	0	0	0	1.152.000
401	03	08	00	Primas de profesionalización a empleados	367.340	0	0	0	0	367.340
401	03	09	00	Primas por antigüedad a empleados	687.990	0	0	0	0	687.990
401	03	37	00	Primas de transporte al personal contratado	72.000	0	0	0	0	72.000
401	03	38	00	Primas por hogar al personal contratado	108.000	0	0	0	0	108.000
401	03	40	00	Primas de profesionalización al personal contratado	42.120	0	0	0	0	42.120
401	03	41	00	Primas por antigüedad al personal contratado	133.590	0	0	0	0	133.590
401	04	00	00	Complementos de sueldos y salarios	6.090.000	0	0	0	0	6.090.000
401	04	08	00	Bono compensatorio de alimentación a empleados	3.840.000	0	0	0	0	3.840.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	360.000	0	0	0	0	360.000
401	04	96	00	Otros complementos a empleados	1.728.000	0	0	0	0	1.728.000
401	04	98	00	Otros complementos al personal contratado	162.000	0	0	0	0	162.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.137.633	0	0	0	0	3.137.633
401	05	01	00	Aguinaldos a empleados	1.677.959	0	0	0	0	1.677.959
401	05	03	00	Bono vacacional a empleados	1.118.640	0	0	0	0	1.118.640
401	05	07	00	Aguinaldos al personal contratado	231.749	0	0	0	0	231.749
401	05	08	00	Bono vacacional al personal contratado	109.285	0	0	0	0	109.285
401	06	00	00	Aportes patronales y legales	1.299.708	0	0	0	0	1.299.708
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	658.244	0	0	0	0	658.244

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128842 740027000 DESARROLLO, FORMACIÓN Y CONSOLIDACIÓN DE LA RESERVA DEPORTIVA NACIONAL

OBJETIVO DEL PROYECTO: CONFORMAR LA RESERVA DEPORTIVA NACIONAL MEDIANTE LA APLICACIÓN SUPERVISIÓN Y EVALUACIÓN DEL PROGRAMA NACIONAL DE IDENTIFICACIÓN, DETECCIÓN, SELECCIÓN Y FORMACIÓN DEL TALENTO DEPORTIVO (PNIDSF).

UNIDAD DE MEDIDA: ATLETA **META:** 13.600

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DEPORTIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	201.355	0	0	0	0	201.355
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	131.649	0	0	0	0	131.649
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	190.169	0	0	0	0	190.169
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	65.571	0	0	0	0	65.571
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	19.935	0	0	0	0	19.935
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	13.114	0	0	0	0	13.114
401	06	95	00	Otros aportes legales por personal contratado	19.671	0	0	0	0	19.671
401	07	00	00	Asistencia socio-económica	11.273.916	0	0	0	0	11.273.916
401	07	01	00	Capacitación y adiestramiento a empleados	178.200	0	0	0	0	178.200
401	07	02	00	Becas a empleados	729.000	0	0	0	0	729.000
401	07	03	00	Ayudas por matrimonio a empleados	30.000	0	0	0	0	30.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	48.750	0	0	0	0	48.750
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	789.893	0	0	0	0	789.893
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	5.215.931	0	0	0	0	5.215.931
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	240.000	0	0	0	0	240.000
401	07	10	00	Dotación de uniformes a empleados	600.000	0	0	0	0	600.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	391.829	0	0	0	0	391.829
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	504.000	0	0	0	0	504.000
401	07	74	00	Capacitación y adiestramiento al personal contratado	72.000	0	0	0	0	72.000
401	07	75	00	Becas al personal contratado	113.400	0	0	0	0	113.400
401	07	76	00	Ayudas por matrimonio al personal contratado	7.500	0	0	0	0	7.500
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	7.500	0	0	0	0	7.500
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	78.685	0	0	0	0	78.685
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	502.616	0	0	0	0	502.616
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	45.000	0	0	0	0	45.000
401	07	83	00	Dotación de uniformes al personal contratado	56.250	0	0	0	0	56.250
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	106.862	0	0	0	0	106.862
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	47.250	0	0	0	0	47.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE **PROYECTO:** 128842 740027000 DESARROLLO, FORMACIÓN Y CONSOLIDACIÓN DE LA RESERVA DEPORTIVA NACIONAL

OBJETIVO DEL PROYECTO: CONFORMAR LA RESERVA DEPORTIVA NACIONAL MEDIANTE LA APLICACIÓN SUPERVISIÓN Y EVALUACIÓN DEL PROGRAMA NACIONAL DE IDENTIFICACIÓN, DETECCIÓN, SELECCIÓN Y FORMACIÓN DEL TALENTO DEPORTIVO (PNIDSF).

UNIDAD DE MEDIDA: ATLETA **META:** 13.600

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DEPORTIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	96	00	Otras subvenciones a empleados	1.390.000	0	0	0	0	1.390.000
401	07	99	00	Otras subvenciones al personal contratado	119.250	0	0	0	0	119.250
401	08	00	00	Prestaciones sociales e indemnizaciones	2.793.496	0	0	0	0	2.793.496
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.621.835	0	0	0	0	2.621.835
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	171.661	0	0	0	0	171.661
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.317.950**	**0**	**0**	**0**	**0**	**25.317.950**
402	03	00	00	Textiles y vestuarios	10.120.500	0	0	0	0	10.120.500
402	03	01	00	Textiles	1.216.000	0	0	0	0	1.216.000
402	03	02	00	Prendas de vestir	4.553.500	0	0	0	0	4.553.500
402	03	03	00	Calzados	1.801.000	0	0	0	0	1.801.000
402	03	99	00	Otros productos textiles y vestuarios	2.550.000	0	0	0	0	2.550.000
402	05	00	00	Productos de papel, cartón e impresos	1.133.950	0	0	0	0	1.133.950
402	05	03	00	Productos de papel y cartón para oficina	1.133.950	0	0	0	0	1.133.950
402	06	00	00	Productos químicos y derivados	874.000	0	0	0	0	874.000
402	06	05	00	Productos de tocador	873.000	0	0	0	0	873.000
402	06	08	00	Productos plásticos	1.000	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	12.639.500	0	0	0	0	12.639.500
402	10	01	00	Artículos de deporte, recreación y juguetes	11.776.000	0	0	0	0	11.776.000
402	10	02	00	Materiales y útiles de limpieza y aseo	661.500	0	0	0	0	661.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	201.000	0	0	0	0	201.000
402	10	06	00	Condecoraciones, ofrendas y similares	1.000	0	0	0	0	1.000
402	99	00	00	Otros materiales y suministros	550.000	0	0	0	0	550.000
402	99	01	00	Otros materiales y suministros	550.000	0	0	0	0	550.000
403	**00**	**00**	**00**	**Servicios no personales**	**64.302.594**	**0**	**0**	**0**	**0**	**64.302.594**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.259.000	0	0	0	0	1.259.000
403	07	01	00	Publicidad y propaganda	1.034.000	0	0	0	0	1.034.000
403	07	03	00	Relaciones sociales	225.000	0	0	0	0	225.000
403	09	00	00	Viáticos y pasajes	25.107.000	0	0	0	0	25.107.000
403	09	01	00	Viáticos y pasajes dentro del país	21.506.000	0	0	0	0	21.506.000
403	09	02	00	Viáticos y pasajes fuera del país	3.601.000	0	0	0	0	3.601.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128842 740027000 DESARROLLO, FORMACIÓN Y CONSOLIDACIÓN DE LA RESERVA DEPORTIVA NACIONAL

OBJETIVO DEL PROYECTO: CONFORMAR LA RESERVA DEPORTIVA NACIONAL MEDIANTE LA APLICACIÓN SUPERVISIÓN Y EVALUACIÓN DEL PROGRAMA NACIONAL DE IDENTIFICACIÓN, DETECCIÓN, SELECCIÓN Y FORMACIÓN DEL TALENTO DEPORTIVO (PNIDSF).

UNIDAD DE MEDIDA: ATLETA **META:** 13.600

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DEPORTIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	21.722.000	0	0	0	0	21.722.000
403	10	11	00	Servicios para la elaboración y suministro de comida	21.722.000	0	0	0	0	21.722.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.200.000	0	0	0	0	1.200.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.200.000	0	0	0	0	1.200.000
403	18	00	00	Impuestos indirectos	8.952.594	0	0	0	0	8.952.594
403	18	01	00	Impuesto al valor agregado	8.952.594	0	0	0	0	8.952.594
403	99	00	00	Otros servicios no personales	6.062.000	0	0	0	0	6.062.000
403	99	01	00	Otros servicios no personales	6.062.000	0	0	0	0	6.062.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**11.782.900**	**0**	**0**	**0**	**0**	**11.782.900**
407	01	00	00	Transferencias y donaciones corrientes internas	11.782.900	0	0	0	0	11.782.900
407	01	01	00	Transferencias corrientes internas al sector privado	11.251.000	0	0	0	0	11.251.000
407	01	01	77	Subsidios a entidades deportivas y recreativas de carácter privado	11.251.000	0	0	0	0	11.251.000
407	01	02	00	Donaciones corrientes internas al sector privado	531.900	0	0	0	0	531.900
407	01	02	01	Donaciones corrientes a personas	531.900	0	0	0	0	531.900
				Totales	**133.365.745**	**0**	**0**	**0**	**0**	**133.365.745**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE **PROYECTO:** 128842 740027000 DESARROLLO, FORMACIÓN Y CONSOLIDACIÓN DE LA RESERVA DEPORTIVA NACIONAL

OBJETIVO DEL PROYECTO: CONFORMAR LA RESERVA DEPORTIVA NACIONAL MEDIANTE LA APLICACIÓN SUPERVISIÓN Y EVALUACIÓN DEL PROGRAMA NACIONAL DE IDENTIFICACIÓN, DETECCIÓN, SELECCIÓN Y FORMACIÓN DEL TALENTO DEPORTIVO (PNIDSF).

UNIDAD DE MEDIDA: ATLETA **META:** 13.600

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DEPORTIVA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**11.251.000**	0	0	0	0	**11.251.000**
407	01	00	00	Transferencias y donaciones corrientes internas	11.251.000	0	0	0	0	11.251.000
407	01	01	00	Transferencias corrientes internas al sector privado	11.251.000	0	0	0	0	11.251.000
407	01	01	77	Subsidios a entidades deportivas y recreativas de carácter privado	11.251.000	0	0	0	0	11.251.000
				- S1908 Federación Venezolana de Baloncesto	401.000	0	0	0	0	401.000
				- S1914 Federación Venezolana de Canotaje	400.000	0	0	0	0	400.000
				- S1915 Federación Venezolana de Karate Do	400.000	0	0	0	0	400.000
				- S1918 Federación Venezolana de Béisbol	400.000	0	0	0	0	400.000
				- S1920 Federación Venezolana de Ciclismo	400.000	0	0	0	0	400.000
				- S1921 Federación Venezolana de Deportes Acuáticos	400.000	0	0	0	0	400.000
				- S1923 Federación Venezolana de Gimnasia	400.000	0	0	0	0	400.000
				- S1924 Federación Venezolana de Levantamiento de Pesas	400.000	0	0	0	0	400.000
				- S1926 Federación Venezolana de Tae Kwon Do	400.000	0	0	0	0	400.000
				- S1936 Federación Venezolana de Judo	400.000	0	0	0	0	400.000
				- S1937 Federación Venezolana de Lucha Amateur	400.000	0	0	0	0	400.000
				- S1938 Federación Venezolana de Remo	400.000	0	0	0	0	400.000
				- S1939 Federación Venezolana de Tenis de Mesa	400.000	0	0	0	0	400.000
				- S1944 Federación Venezolana de Balonmano	400.000	0	0	0	0	400.000
				- S1947 Federación Venezolana de Atletismo	400.000	0	0	0	0	400.000
				- S1948 Federación Venezolana de Boxeo	400.000	0	0	0	0	400.000
				- S1958 Federación Venezolana de Esgrima	400.000	0	0	0	0	400.000
				- S1963 Federación Venezolana de Voleibol	400.000	0	0	0	0	400.000
				- S1969 Asociación Civil Talento Deportivo Barinas	150.000	0	0	0	0	150.000
				- S1970 Asociación Civil de Padres y Representantes de la Unidad Educativa Talentos Deportivos del Estado Trujillo	150.000	0	0	0	0	150.000
				- S1971 ASOUTED COJEDES	150.000	0	0	0	0	150.000
				- S1972 Asociación Civil Unidad Educativa de Talento Deportivo Monagas	150.000	0	0	0	0	150.000
				- S1973 Asociación Civil de Padres y Representantes de la Unidad Educativa	150.000	0	0	0	0	150.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128842 740027000 DESARROLLO, FORMACIÓN Y CONSOLIDACIÓN DE LA RESERVA DEPORTIVA NACIONAL

OBJETIVO DEL PROYECTO: CONFORMAR LA RESERVA DEPORTIVA NACIONAL MEDIANTE LA APLICACIÓN SUPERVISIÓN Y EVALUACIÓN DEL PROGRAMA NACIONAL DE IDENTIFICACIÓN, DETECCIÓN, SELECCIÓN Y FORMACIÓN DEL TALENTO DEPORTIVO (PNIDSF).

UNIDAD DE MEDIDA: ATLETA **META:** 13.600

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DEPORTIVA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				Talento Deportivo Estado Sucre						
				- S1974 Asociación Civil Unidad Educativa de Talento Deportivo del Estado Guárico	150.000	0	0	0	0	150.000
				- S1975 Asociación Civil Unidad Educativa de Talento Deportivo Yaracuy	150.000	0	0	0	0	150.000
				- S1976 Asociación Civil Unidad Educativa de Talento Deportivo Don José Beracasa	150.000	0	0	0	0	150.000
				- S1977 Asociación Civil Unidad Educativa de Formación Deportiva Carabobo	150.000	0	0	0	0	150.000
				- S1978 Asociación Civil Unidad Educativa Nacional Talento Deportivo Aragua	150.000	0	0	0	0	150.000
				- S1979 Asociación Civil Sociedad de Padres y Representantes de la Unidad Educativa Maestro Gallegos	150.000	0	0	0	0	150.000
				- S2041 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talento Deportivo "Liceo Caracas" (UENTD)	150.000	0	0	0	0	150.000
				- S2042 Asociación Civil Unidad Educativa de Talento Deportivo del Municipio Tucupita del Estado Delta Amacuro	150.000	0	0	0	0	150.000
				- S2043 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talento Deportivo del Municipio Araure del Estado Portuguesa	150.000	0	0	0	0	150.000
				- S2044 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talento Deportivo del Municipio Camaguán del Estado Guárico	150.000	0	0	0	0	150.000
				- S2048 Asociación Civil Unidad Educativa de Talento Deportivo, Municipio Atures, Estado Amazonas	150.000	0	0	0	0	150.000
				- S2049 Asociación Civil Sociedad de Padres y Representantes Unidad Educativa de Talento Deportivo, Municipio Sebastián Francisco de Miranda, Calabozo Estado Guárico	150.000	0	0	0	0	150.000
				- S2051 Asociación Civil de Padres y Representantes de la Escuela Técnica Deportiva Chama, Estado Mérida	150.000	0	0	0	0	150.000
				- S2052 Asociación Civil Escuela de Formación Deportiva Bolívar, Municipio Heres, Estado Bolívar	150.000	0	0	0	0	150.000
				- S2053 Asociación Civil de Padres y Representantes Unidad Educativa de Talento Deportivo, Municipio Biruaca, Estado Apure	150.000	0	0	0	0	150.000
				- S2054 Asociación Civil de Padres y Representantes de la Unidad Educativa de Formación Deportiva, Municipio San Cristóbal, Estado Táchira	150.000	0	0	0	0	150.000
				- S2060 Asociación Civil Unidad Deportiva de Talentos Deportivos Nueva Esparta	150.000	0	0	0	0	150.000
				- S2095 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talento Deportivo Vargas	150.000	0	0	0	0	150.000
				- S2096 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talentos Deportivos Alí García Carrero	150.000	0	0	0	0	150.000
				- S2097 Asociación Civil de Padres y Representantes de la Escuela Unidad Educativa Nacional Formación Deportiva Barquisimeto	150.000	0	0	0	0	150.000
				- S2144 Asociación Civil Unidad Educativa Lucrecia de Guardia, Municipio Miranda del Estado Falcón	150.000	0	0	0	0	150.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128842 740027000 DESARROLLO, FORMACIÓN Y CONSOLIDACIÓN DE LA RESERVA DEPORTIVA NACIONAL

OBJETIVO DEL PROYECTO: CONFORMAR LA RESERVA DEPORTIVA NACIONAL MEDIANTE LA APLICACIÓN SUPERVISIÓN Y EVALUACIÓN DEL PROGRAMA NACIONAL DE IDENTIFICACIÓN, DETECCIÓN, SELECCIÓN Y FORMACIÓN DEL TALENTO DEPORTIVO (PNIDSF).

UNIDAD DE MEDIDA: ATLETA **META:** 13.600

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DEPORTIVA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				- S2234 Asociación Civil Sociedad de Padres y Representantes de la Unidad Educativa Nacional Gustavo Herrera	150.000	0	0	0	0	150.000
				Totales	**11.251.000**	**0**	**0**	**0**	**0**	**11.251.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128842 740027000 DESARROLLO, FORMACIÓN Y CONSOLIDACIÓN DE LA RESERVA DEPORTIVA NACIONAL

OBJETIVO DEL PROYECTO: CONFORMAR LA RESERVA DEPORTIVA NACIONAL MEDIANTE LA APLICACIÓN SUPERVISIÓN Y EVALUACIÓN DEL PROGRAMA NACIONAL DE IDENTIFICACIÓN, DETECCIÓN, SELECCIÓN Y FORMACIÓN DEL TALENTO DEPORTIVO (PNIDSF).

UNIDAD DE MEDIDA: ATLETA **META:** 13.600

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DEPORTIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740027001 APLICACIÓN SUPERVISIÓN Y EVALUACIÓN DEL PROGRAMA NACIONAL DE IDENTIFICACIÓN, DETECCIÓN, SELECCIÓN Y FORMACIÓN DEL TALENTO DEPORTIVO (PNIDSF), EN 29 UNIDADES EDUCATIVAS DE TALENTO Y DEMÁS ORGANIZACIONES SOCIALES PROMOTORAS DEL DEPORTE A NIVEL NACIONAL.

UNIDAD DE MEDIDA: SUPERVISIÓN **META:** 48

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DEPORTIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**878.000**	**0**	**0**	**0**	**0**	**878.000**
402	05	00	00	Productos de papel, cartón e impresos	52.000	0	0	0	0	52.000
402	05	03	00	Productos de papel y cartón para oficina	52.000	0	0	0	0	52.000
402	10	00	00	Productos varios y útiles diversos	276.000	0	0	0	0	276.000
402	10	01	00	Artículos de deporte, recreación y juguetes	276.000	0	0	0	0	276.000
402	99	00	00	Otros materiales y suministros	550.000	0	0	0	0	550.000
402	99	01	00	Otros materiales y suministros	550.000	0	0	0	0	550.000
403	00	00	00	**Servicios no personales**	**4.692.240**	**0**	**0**	**0**	**0**	**4.692.240**
403	07	00	00	Servicios de información, impresión y relaciones públicas	720.000	0	0	0	0	720.000
403	07	01	00	Publicidad y propaganda	720.000	0	0	0	0	720.000
403	09	00	00	Viáticos y pasajes	1.584.000	0	0	0	0	1.584.000
403	09	01	00	Viáticos y pasajes dentro del país	1.584.000	0	0	0	0	1.584.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	720.000	0	0	0	0	720.000
403	10	11	00	Servicios para la elaboración y suministro de comida	720.000	0	0	0	0	720.000
403	18	00	00	Impuestos indirectos	468.240	0	0	0	0	468.240
403	18	01	00	Impuesto al valor agregado	468.240	0	0	0	0	468.240
403	99	00	00	Otros servicios no personales	1.200.000	0	0	0	0	1.200.000
403	99	01	00	Otros servicios no personales	1.200.000	0	0	0	0	1.200.000
				Totales	**5.570.240**	**0**	**0**	**0**	**0**	**5.570.240**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128842 740027000 DESARROLLO, FORMACIÓN Y CONSOLIDACIÓN DE LA RESERVA DEPORTIVA NACIONAL

OBJETIVO DEL PROYECTO: CONFORMAR LA RESERVA DEPORTIVA NACIONAL MEDIANTE LA APLICACIÓN SUPERVISIÓN Y EVALUACIÓN DEL PROGRAMA NACIONAL DE IDENTIFICACIÓN, DETECCIÓN, SELECCIÓN Y FORMACIÓN DEL TALENTO DEPORTIVO (PNIDSF).

UNIDAD DE MEDIDA: ATLETA **META:** 13.600

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DEPORTIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740027002 EJECUCIÓN DEL PROGRAMA DE FUNCIONAMIENTO A LA UNIDAD EDUCATIVA BOLIVARIANA DE TALENTO DEPORTIVO NACIONAL GRAN MARISCAL DE AYACUCHO ANTONIO JOSÉ DE SUCRE (UEBTDN) Y A CADA (UETD) ESTADAL.

UNIDAD DE MEDIDA: PROGRAMA **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DEPORTIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**12.934.950**	**0**	**0**	**0**	**0**	**12.934.950**
402	03	00	00	Textiles y vestuarios	10.117.500	0	0	0	0	10.117.500
402	03	01	00	Textiles	1.215.000	0	0	0	0	1.215.000
402	03	02	00	Prendas de vestir	4.552.500	0	0	0	0	4.552.500
402	03	03	00	Calzados	1.800.000	0	0	0	0	1.800.000
402	03	99	00	Otros productos textiles y vestuarios	2.550.000	0	0	0	0	2.550.000
402	05	00	00	Productos de papel, cartón e impresos	1.081.950	0	0	0	0	1.081.950
402	05	03	00	Productos de papel y cartón para oficina	1.081.950	0	0	0	0	1.081.950
402	06	00	00	Productos químicos y derivados	873.000	0	0	0	0	873.000
402	06	05	00	Productos de tocador	873.000	0	0	0	0	873.000
402	10	00	00	Productos varios y útiles diversos	862.500	0	0	0	0	862.500
402	10	02	00	Materiales y útiles de limpieza y aseo	661.500	0	0	0	0	661.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	201.000	0	0	0	0	201.000
403	**00**	**00**	**00**	**Servicios no personales**	**17.124.994**	**0**	**0**	**0**	**0**	**17.124.994**
403	09	00	00	Viáticos y pasajes	1.140.000	0	0	0	0	1.140.000
403	09	01	00	Viáticos y pasajes dentro del país	1.140.000	0	0	0	0	1.140.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	9.600.000	0	0	0	0	9.600.000
403	10	11	00	Servicios para la elaboración y suministro de comida	9.600.000	0	0	0	0	9.600.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.200.000	0	0	0	0	1.200.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.200.000	0	0	0	0	1.200.000
403	18	00	00	Impuestos indirectos	2.984.994	0	0	0	0	2.984.994
403	18	01	00	Impuesto al valor agregado	2.984.994	0	0	0	0	2.984.994
403	99	00	00	Otros servicios no personales	2.200.000	0	0	0	0	2.200.000
403	99	01	00	Otros servicios no personales	2.200.000	0	0	0	0	2.200.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.050.000**	**0**	**0**	**0**	**0**	**4.050.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128842 740027000 DESARROLLO, FORMACIÓN Y CONSOLIDACIÓN DE LA RESERVA DEPORTIVA NACIONAL

OBJETIVO DEL PROYECTO: CONFORMAR LA RESERVA DEPORTIVA NACIONAL MEDIANTE LA APLICACIÓN SUPERVISIÓN Y EVALUACIÓN DEL PROGRAMA NACIONAL DE IDENTIFICACIÓN, DETECCIÓN, SELECCIÓN Y FORMACIÓN DEL TALENTO DEPORTIVO (PNIDSF).

UNIDAD DE MEDIDA: ATLETA **META:** 13.600

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DEPORTIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740027002 EJECUCIÓN DEL PROGRAMA DE FUNCIONAMIENTO A LA UNIDAD EDUCATIVA BOLIVARIANA DE TALENTO DEPORTIVO NACIONAL GRAN MARISCAL DE AYACUCHO ANTONIO JOSÉ DE SUCRE (UEBTDN) Y A CADA (UETD) ESTADAL.

UNIDAD DE MEDIDA: PROGRAMA **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DEPORTIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	00	00	Transferencias y donaciones corrientes internas	4.050.000	0	0	0	0	4.050.000
407	01	01	00	Transferencias corrientes internas al sector privado	4.050.000	0	0	0	0	4.050.000
407	01	01	77	Subsidios a entidades deportivas y recreativas de carácter privado	4.050.000	0	0	0	0	4.050.000
				Totales	**34.109.944**	**0**	**0**	**0**	**0**	**34.109.944**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128842 740027000 DESARROLLO, FORMACIÓN Y CONSOLIDACIÓN DE LA RESERVA DEPORTIVA NACIONAL

OBJETIVO DEL PROYECTO: CONFORMAR LA RESERVA DEPORTIVA NACIONAL MEDIANTE LA APLICACIÓN SUPERVISIÓN Y EVALUACIÓN DEL PROGRAMA NACIONAL DE IDENTIFICACIÓN, DETECCIÓN, SELECCIÓN Y FORMACIÓN DEL TALENTO DEPORTIVO (PNIDSF).

UNIDAD DE MEDIDA: ATLETA **META:** 13.600

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DEPORTIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740027003 REALIZACIÓN DE CHEQUEOS CIENTÍFICOS (PRUEBAS FÍSICAS, ANTROPOMÉTRICAS, BIOMÉDICAS Y TÉCNICAS) A LOS TALENTOS DEPORTIVOS A 16 DISCIPLINAS DEPORTIVAS PRIORIZADAS EN 4 REGIONES DEL PAÍS.

UNIDAD DE MEDIDA: EVENTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DEPORTIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**24.886.663**	0	0	0	0	**24.886.663**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.689.936	0	0	0	0	3.689.936
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.260.543	0	0	0	0	3.260.543
401	01	18	00	Remuneraciones al personal contratado	300.000	0	0	0	0	300.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	300.000	0	0	0	0	300.000
401	01	99	00	Otras retribuciones	129.393	0	0	0	0	129.393
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	346.572	0	0	0	0	346.572
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	346.572	0	0	0	0	346.572
401	03	00	00	Primas	3.331.040	0	0	0	0	3.331.040
401	03	02	00	Primas de transporte a empleados	768.000	0	0	0	0	768.000
401	03	03	00	Primas por hogar a empleados	1.152.000	0	0	0	0	1.152.000
401	03	08	00	Primas de profesionalización a empleados	367.340	0	0	0	0	367.340
401	03	09	00	Primas por antigüedad a empleados	687.990	0	0	0	0	687.990
401	03	37	00	Primas de transporte al personal contratado	72.000	0	0	0	0	72.000
401	03	38	00	Primas por hogar al personal contratado	108.000	0	0	0	0	108.000
401	03	40	00	Primas de profesionalización al personal contratado	42.120	0	0	0	0	42.120
401	03	41	00	Primas por antigüedad al personal contratado	133.590	0	0	0	0	133.590
401	04	00	00	Complementos de sueldos y salarios	6.090.000	0	0	0	0	6.090.000
401	04	08	00	Bono compensatorio de alimentación a empleados	3.840.000	0	0	0	0	3.840.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	360.000	0	0	0	0	360.000
401	04	96	00	Otros complementos a empleados	1.728.000	0	0	0	0	1.728.000
401	04	98	00	Otros complementos al personal contratado	162.000	0	0	0	0	162.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.137.633	0	0	0	0	3.137.633
401	05	01	00	Aguinaldos a empleados	1.677.959	0	0	0	0	1.677.959
401	05	03	00	Bono vacacional a empleados	1.118.640	0	0	0	0	1.118.640

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128842 740027000 DESARROLLO, FORMACIÓN Y CONSOLIDACIÓN DE LA RESERVA DEPORTIVA NACIONAL

OBJETIVO DEL PROYECTO: CONFORMAR LA RESERVA DEPORTIVA NACIONAL MEDIANTE LA APLICACIÓN SUPERVISIÓN Y EVALUACIÓN DEL PROGRAMA NACIONAL DE IDENTIFICACIÓN, DETECCIÓN, SELECCIÓN Y FORMACIÓN DEL TALENTO DEPORTIVO (PNIDSF).

UNIDAD DE MEDIDA: ATLETA **META:** 13.600

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DEPORTIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740027003 REALIZACIÓN DE CHEQUEOS CIENTÍFICOS (PRUEBAS FÍSICAS, ANTROPOMÉTRICAS, BIOMÉDICAS Y TÉCNICAS) A LOS TALENTOS DEPORTIVOS A 16 DISCIPLINAS DEPORTIVAS PRIORIZADAS EN 4 REGIONES DEL PAÍS.

UNIDAD DE MEDIDA: EVENTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DEPORTIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	07	00	Aguinaldos al personal contratado	231.749	0	0	0	0	231.749
401	05	08	00	Bono vacacional al personal contratado	109.285	0	0	0	0	109.285
401	06	00	00	Aportes patronales y legales	1.299.708	0	0	0	0	1.299.708
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	658.244	0	0	0	0	658.244
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	201.355	0	0	0	0	201.355
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	131.649	0	0	0	0	131.649
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	190.169	0	0	0	0	190.169
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	65.571	0	0	0	0	65.571
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	19.935	0	0	0	0	19.935
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	13.114	0	0	0	0	13.114
401	06	95	00	Otros aportes legales por personal contratado	19.671	0	0	0	0	19.671
401	07	00	00	Asistencia socio-económica	6.991.774	0	0	0	0	6.991.774
401	07	01	00	Capacitación y adiestramiento a empleados	178.200	0	0	0	0	178.200
401	07	02	00	Becas a empleados	729.000	0	0	0	0	729.000
401	07	03	00	Ayudas por matrimonio a empleados	30.000	0	0	0	0	30.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	48.750	0	0	0	0	48.750
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	789.893	0	0	0	0	789.893
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	5.215.931	0	0	0	0	5.215.931
403	**00**	**00**	**00**	**Servicios no personales**	**20.148.000**	**0**	**0**	**0**	**0**	**20.148.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	170.000	0	0	0	0	170.000
403	07	01	00	Publicidad y propaganda	170.000	0	0	0	0	170.000
403	09	00	00	Viáticos y pasajes	10.480.000	0	0	0	0	10.480.000
403	09	01	00	Viáticos y pasajes dentro del país	10.480.000	0	0	0	0	10.480.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	6.000.000	0	0	0	0	6.000.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128842 740027000 DESARROLLO, FORMACIÓN Y CONSOLIDACIÓN DE LA RESERVA DEPORTIVA NACIONAL

OBJETIVO DEL PROYECTO: CONFORMAR LA RESERVA DEPORTIVA NACIONAL MEDIANTE LA APLICACIÓN SUPERVISIÓN Y EVALUACIÓN DEL PROGRAMA NACIONAL DE IDENTIFICACIÓN, DETECCIÓN, SELECCIÓN Y FORMACIÓN DEL TALENTO DEPORTIVO (PNIDSF).

UNIDAD DE MEDIDA: ATLETA **META:** 13.600

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DEPORTIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740027003 REALIZACIÓN DE CHEQUEOS CIENTÍFICOS (PRUEBAS FÍSICAS, ANTROPOMÉTRICAS, BIOMÉDICAS Y TÉCNICAS) A LOS TALENTOS DEPORTIVOS A 16 DISCIPLINAS DEPORTIVAS PRIORIZADAS EN 4 REGIONES DEL PAÍS.

UNIDAD DE MEDIDA: EVENTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DEPORTIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	11	00	Servicios para la elaboración y suministro de comida	6.000.000	0	0	0	0	6.000.000
403	18	00	00	Impuestos indirectos	1.998.000	0	0	0	0	1.998.000
403	18	01	00	Impuesto al valor agregado	1.998.000	0	0	0	0	1.998.000
403	99	00	00	Otros servicios no personales	1.500.000	0	0	0	0	1.500.000
403	99	01	00	Otros servicios no personales	1.500.000	0	0	0	0	1.500.000
				Totales	**45.034.663**	**0**	**0**	**0**	**0**	**45.034.663**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128842 740027000 DESARROLLO, FORMACIÓN Y CONSOLIDACIÓN DE LA RESERVA DEPORTIVA NACIONAL

OBJETIVO DEL PROYECTO: CONFORMAR LA RESERVA DEPORTIVA NACIONAL MEDIANTE LA APLICACIÓN SUPERVISIÓN Y EVALUACIÓN DEL PROGRAMA NACIONAL DE IDENTIFICACIÓN, DETECCIÓN, SELECCIÓN Y FORMACIÓN DEL TALENTO DEPORTIVO (PNIDSF).

UNIDAD DE MEDIDA: ATLETA **META:** 13.600

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DEPORTIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740027004 APOYO LOGÍSTICO Y FINANCIERO A 1200 TALENTOS DEPORTIVOS DE LAS SELECCIONES NACIONALES DE CATEGORÍAS MENORES, PARA SU PARTICIPACIÓN EN EVENTOS NACIONALES E INTERNACIONALES.

UNIDAD DE MEDIDA: APOYO **META:** 1.200

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DEPORTIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**7.075.638**	**0**	**0**	**0**	**0**	**7.075.638**
401	07	00	00	Asistencia socio-económica	4.282.142	0	0	0	0	4.282.142
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	240.000	0	0	0	0	240.000
401	07	10	00	Dotación de uniformes a empleados	600.000	0	0	0	0	600.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	391.829	0	0	0	0	391.829
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	504.000	0	0	0	0	504.000
401	07	74	00	Capacitación y adiestramiento al personal contratado	72.000	0	0	0	0	72.000
401	07	75	00	Becas al personal contratado	113.400	0	0	0	0	113.400
401	07	76	00	Ayudas por matrimonio al personal contratado	7.500	0	0	0	0	7.500
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	7.500	0	0	0	0	7.500
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	78.685	0	0	0	0	78.685
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	502.616	0	0	0	0	502.616
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	45.000	0	0	0	0	45.000
401	07	83	00	Dotación de uniformes al personal contratado	56.250	0	0	0	0	56.250
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	106.862	0	0	0	0	106.862
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	47.250	0	0	0	0	47.250
401	07	96	00	Otras subvenciones a empleados	1.390.000	0	0	0	0	1.390.000
401	07	99	00	Otras subvenciones al personal contratado	119.250	0	0	0	0	119.250
401	08	00	00	Prestaciones sociales e indemnizaciones	2.793.496	0	0	0	0	2.793.496
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.621.835	0	0	0	0	2.621.835
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	171.661	0	0	0	0	171.661
403	**00**	**00**	**00**	**Servicios no personales**	**11.416.000**	**0**	**0**	**0**	**0**	**11.416.000**
403	09	00	00	Viáticos y pasajes	6.900.000	0	0	0	0	6.900.000
403	09	01	00	Viáticos y pasajes dentro del país	3.300.000	0	0	0	0	3.300.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128842 740027000 DESARROLLO, FORMACIÓN Y CONSOLIDACIÓN DE LA RESERVA DEPORTIVA NACIONAL

OBJETIVO DEL PROYECTO: CONFORMAR LA RESERVA DEPORTIVA NACIONAL MEDIANTE LA APLICACIÓN SUPERVISIÓN Y EVALUACIÓN DEL PROGRAMA NACIONAL DE IDENTIFICACIÓN, DETECCIÓN, SELECCIÓN Y FORMACIÓN DEL TALENTO DEPORTIVO (PNIDSF).

UNIDAD DE MEDIDA: ATLETA **META:** 13.600

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DEPORTIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740027004 APOYO LOGÍSTICO Y FINANCIERO A 1200 TALENTOS DEPORTIVOS DE LAS SELECCIONES NACIONALES DE CATEGORÍAS MENORES, PARA SU PARTICIPACIÓN EN EVENTOS NACIONALES E INTERNACIONALES.

UNIDAD DE MEDIDA: APOYO **META:** 1.200

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DEPORTIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	3.600.000	0	0	0	0	3.600.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.400.000	0	0	0	0	2.400.000
403	10	11	00	Servicios para la elaboración y suministro de comida	2.400.000	0	0	0	0	2.400.000
403	18	00	00	Impuestos indirectos	1.116.000	0	0	0	0	1.116.000
403	18	01	00	Impuesto al valor agregado	1.116.000	0	0	0	0	1.116.000
403	99	00	00	Otros servicios no personales	1.000.000	0	0	0	0	1.000.000
403	99	01	00	Otros servicios no personales	1.000.000	0	0	0	0	1.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.731.900**	**0**	**0**	**0**	**0**	**7.731.900**
407	01	00	00	Transferencias y donaciones corrientes internas	7.731.900	0	0	0	0	7.731.900
407	01	01	00	Transferencias corrientes internas al sector privado	7.200.000	0	0	0	0	7.200.000
407	01	01	77	Subsidios a entidades deportivas y recreativas de carácter privado	7.200.000	0	0	0	0	7.200.000
407	01	02	00	Donaciones corrientes internas al sector privado	531.900	0	0	0	0	531.900
407	01	02	01	Donaciones corrientes a personas	531.900	0	0	0	0	531.900
				Totales	**26.223.538**	**0**	**0**	**0**	**0**	**26.223.538**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128842 740027000 DESARROLLO, FORMACIÓN Y CONSOLIDACIÓN DE LA RESERVA DEPORTIVA NACIONAL

OBJETIVO DEL PROYECTO: CONFORMAR LA RESERVA DEPORTIVA NACIONAL MEDIANTE LA APLICACIÓN SUPERVISIÓN Y EVALUACIÓN DEL PROGRAMA NACIONAL DE IDENTIFICACIÓN, DETECCIÓN, SELECCIÓN Y FORMACIÓN DEL TALENTO DEPORTIVO (PNIDSF).

UNIDAD DE MEDIDA: ATLETA **META:** 13.600

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DEPORTIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740027005 CAPACITACIÓN DEL TALENTO HUMANO (ENTRENADORES Y MONITORES) DE LAS ORGANIZACIONES ESPECIALIZADAS EN LA FORMACIÓN DE TALENTOS DEPORTIVOS (FEDERACIONES DEPORTIVAS, CLUBES, ASOCIACIONES, UNIDADES DE TALENTOS DEPORTIVOS ESTADALES Y NACIONAL).

UNIDAD DE MEDIDA: CURSO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DEPORTIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**9.533.280**	**0**	**0**	**0**	**0**	**9.533.280**
403	07	00	00	Servicios de información, impresión y relaciones públicas	369.000	0	0	0	0	369.000
403	07	01	00	Publicidad y propaganda	144.000	0	0	0	0	144.000
403	07	03	00	Relaciones sociales	225.000	0	0	0	0	225.000
403	09	00	00	Viáticos y pasajes	5.000.000	0	0	0	0	5.000.000
403	09	01	00	Viáticos y pasajes dentro del país	5.000.000	0	0	0	0	5.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.000.000	0	0	0	0	3.000.000
403	10	11	00	Servicios para la elaboración y suministro de comida	3.000.000	0	0	0	0	3.000.000
403	18	00	00	Impuestos indirectos	1.004.280	0	0	0	0	1.004.280
403	18	01	00	Impuesto al valor agregado	1.004.280	0	0	0	0	1.004.280
403	99	00	00	Otros servicios no personales	160.000	0	0	0	0	160.000
403	99	01	00	Otros servicios no personales	160.000	0	0	0	0	160.000
				Totales	**9.533.280**	**0**	**0**	**0**	**0**	**9.533.280**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128842 740027000 DESARROLLO, FORMACIÓN Y CONSOLIDACIÓN DE LA RESERVA DEPORTIVA NACIONAL

OBJETIVO DEL PROYECTO: CONFORMAR LA RESERVA DEPORTIVA NACIONAL MEDIANTE LA APLICACIÓN SUPERVISIÓN Y EVALUACIÓN DEL PROGRAMA NACIONAL DE IDENTIFICACIÓN, DETECCIÓN, SELECCIÓN Y FORMACIÓN DEL TALENTO DEPORTIVO (PNIDSF).

UNIDAD DE MEDIDA: ATLETA **META:** 13.600

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DEPORTIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740027006 ORGANIZACIÓN Y COORDINACIÓN DE EVENTOS DEPORTIVOS INTERLIGAS MUNICIPALES, REGIONALES Y ESTADALES PARA EL DESARROLLO DEL SISTEMA COMPETITIVO DINÁMICO Y PERMANENTE DEL SUBSISTEMA DEPORTIVO ESTUDIANTIL Y FEDERACIONES DEPORTIVAS.

UNIDAD DE MEDIDA: EVENTO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DEPORTIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.505.000**	**0**	**0**	**0**	**0**	**11.505.000**
402	03	00	00	Textiles y vestuarios	3.000	0	0	0	0	3.000
402	03	01	00	Textiles	1.000	0	0	0	0	1.000
402	03	02	00	Prendas de vestir	1.000	0	0	0	0	1.000
402	03	03	00	Calzados	1.000	0	0	0	0	1.000
402	06	00	00	Productos químicos y derivados	1.000	0	0	0	0	1.000
402	06	08	00	Productos plásticos	1.000	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	11.501.000	0	0	0	0	11.501.000
402	10	01	00	Artículos de deporte, recreación y juguetes	11.500.000	0	0	0	0	11.500.000
402	10	06	00	Condecoraciones, ofrendas y similares	1.000	0	0	0	0	1.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.383.840**	**0**	**0**	**0**	**0**	**1.383.840**
403	09	00	00	Viáticos y pasajes	1.000	0	0	0	0	1.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000	0	0	0	0	1.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.000	0	0	0	0	1.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.000	0	0	0	0	1.000
403	18	00	00	Impuestos indirectos	1.380.840	0	0	0	0	1.380.840
403	18	01	00	Impuesto al valor agregado	1.380.840	0	0	0	0	1.380.840
403	99	00	00	Otros servicios no personales	1.000	0	0	0	0	1.000
403	99	01	00	Otros servicios no personales	1.000	0	0	0	0	1.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.000**	**0**	**0**	**0**	**0**	**1.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.000	0	0	0	0	1.000
407	01	01	00	Transferencias corrientes internas al sector privado	1.000	0	0	0	0	1.000
407	01	01	77	Subsidios a entidades deportivas y recreativas de carácter privado	1.000	0	0	0	0	1.000
				Totales	**12.889.840**	**0**	**0**	**0**	**0**	**12.889.840**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128842 740027000 DESARROLLO, FORMACIÓN Y CONSOLIDACIÓN DE LA RESERVA DEPORTIVA NACIONAL

OBJETIVO DEL PROYECTO: CONFORMAR LA RESERVA DEPORTIVA NACIONAL MEDIANTE LA APLICACIÓN SUPERVISIÓN Y EVALUACIÓN DEL PROGRAMA NACIONAL DE IDENTIFICACIÓN, DETECCIÓN, SELECCIÓN Y FORMACIÓN DEL TALENTO DEPORTIVO (PNIDSF).

UNIDAD DE MEDIDA: ATLETA **META:** 13.600

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DEPORTIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740027007 PARTICIPACIÓN DE LOS TALENTOS DEPORTIVOS DE CATEGORÍAS MENORES EN EVENTOS FUNDAMENTALES INTERNACIONALES JUEGOS SURAMERICANOS ESCOLARES Y JUEGOS PANAMERICANOS ESCOLARES 2016.

UNIDAD DE MEDIDA: EVENTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DEPORTIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	4.240	0	0	0	0	4.240
403	09	00	00	Viáticos y pasajes	2.000	0	0	0	0	2.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000	0	0	0	0	1.000
403	09	02	00	Viáticos y pasajes fuera del país	1.000	0	0	0	0	1.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.000	0	0	0	0	1.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.000	0	0	0	0	1.000
403	18	00	00	Impuestos indirectos	240	0	0	0	0	240
403	18	01	00	Impuesto al valor agregado	240	0	0	0	0	240
403	99	00	00	Otros servicios no personales	1.000	0	0	0	0	1.000
403	99	01	00	Otros servicios no personales	1.000	0	0	0	0	1.000
				Totales	4.240	0	0	0	0	4.240

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128698 740028000 FORMACIÓN EN VALORES, DEPORTE, CULTURA, RECREACIÓN, PAZ Y VIDA PARA LA JUVENTUD

OBJETIVO DEL PROYECTO: CONTRIBUIR EN LA FORMACIÓN Y CONCIENTIZACIÓN DE VALORES QUE PERMITAN A LOS GRUPOS POBLACIONALES DE RIESGO, CON ÉNFASIS EN LA JUVENTUD, DISPONER DE HERRAMIENTAS PREVENTIVAS Y CORRECTIVAS ANTES SITUACIONES DE VULNERABILIDAD A TRAVÉS DEL DEPORTE, LA CULTURA Y LA RECREACIÓN.

UNIDAD DE MEDIDA: PERSONA **META:** 900.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DEPORTE ESTUDIANTIL Y COMUNAL, VIDA Y PAZ **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**11.680.010**	**0**	**0**	**0**	**0**	**11.680.010**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.388.602	0	0	0	0	1.388.602
401	01	18	00	Remuneraciones al personal contratado	1.388.602	0	0	0	0	1.388.602
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.388.602	0	0	0	0	1.388.602
401	03	00	00	Primas	1.075.812	0	0	0	0	1.075.812
401	03	37	00	Primas de transporte al personal contratado	360.000	0	0	0	0	360.000
401	03	38	00	Primas por hogar al personal contratado	540.000	0	0	0	0	540.000
401	03	40	00	Primas de profesionalización al personal contratado	68.940	0	0	0	0	68.940
401	03	41	00	Primas por antigüedad al personal contratado	106.872	0	0	0	0	106.872
401	04	00	00	Complementos de sueldos y salarios	2.610.000	0	0	0	0	2.610.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.800.000	0	0	0	0	1.800.000
401	04	98	00	Otros complementos al personal contratado	810.000	0	0	0	0	810.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.332.023	0	0	0	0	1.332.023
401	05	07	00	Aguinaldos al personal contratado	921.287	0	0	0	0	921.287
401	05	08	00	Bono vacacional al personal contratado	410.736	0	0	0	0	410.736
401	06	00	00	Aportes patronales y legales	445.590	0	0	0	0	445.590
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	246.441	0	0	0	0	246.441
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	75.929	0	0	0	0	75.929
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	49.288	0	0	0	0	49.288
401	06	95	00	Otros aportes legales por personal contratado	73.932	0	0	0	0	73.932
401	07	00	00	Asistencia socio-económica	4.174.152	0	0	0	0	4.174.152
401	07	74	00	Capacitación y adiestramiento al personal contratado	180.000	0	0	0	0	180.000
401	07	75	00	Becas al personal contratado	271.800	0	0	0	0	271.800
401	07	76	00	Ayudas por matrimonio al personal contratado	18.750	0	0	0	0	18.750
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	15.000	0	0	0	0	15.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	295.730	0	0	0	0	295.730
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	1.700.914	0	0	0	0	1.700.914
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	225.000	0	0	0	0	225.000
401	07	83	00	Dotación de uniformes al personal contratado	281.250	0	0	0	0	281.250

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE **PROYECTO:** 128698 740028000 FORMACIÓN EN VALORES, DEPORTE, CULTURA, RECREACIÓN, PAZ Y VIDA PARA LA JUVENTUD

OBJETIVO DEL PROYECTO: CONTRIBUIR EN LA FORMACIÓN Y CONCIENTIZACIÓN DE VALORES QUE PERMITAN A LOS GRUPOS POBLACIONALES DE RIESGO, CON ÉNFASIS EN LA JUVENTUD, DISPONER DE HERRAMIENTAS PREVENTIVAS Y CORRECTIVAS ANTES SITUACIONES DE VULNERABILIDAD A TRAVÉS DEL DEPORTE, LA CULTURA Y LA RECREACIÓN.

UNIDAD DE MEDIDA: PERSONA **META:** 900.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DEPORTE ESTUDIANTIL Y COMUNAL, VIDA Y PAZ **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	356.208	0	0	0	0	356.208
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	236.250	0	0	0	0	236.250
401	07	99	00	Otras subvenciones al personal contratado	593.250	0	0	0	0	593.250
401	08	00	00	Prestaciones sociales e indemnizaciones	653.831	0	0	0	0	653.831
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	653.831	0	0	0	0	653.831
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.732.684**	**0**	**0**	**0**	**0**	**3.732.684**
402	01	00	00	Productos alimenticios y agropecuarios	1.112.684	0	0	0	0	1.112.684
402	01	01	00	Alimentos y bebidas para personas	1.112.684	0	0	0	0	1.112.684
402	03	00	00	Textiles y vestuarios	1.300.000	0	0	0	0	1.300.000
402	03	01	00	Textiles	860.000	0	0	0	0	860.000
402	03	02	00	Prendas de vestir	420.000	0	0	0	0	420.000
402	03	99	00	Otros productos textiles y vestuarios	20.000	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	410.000	0	0	0	0	410.000
402	05	03	00	Productos de papel y cartón para oficina	410.000	0	0	0	0	410.000
402	10	00	00	Productos varios y útiles diversos	910.000	0	0	0	0	910.000
402	10	01	00	Artículos de deporte, recreación y juguetes	20.000	0	0	0	0	20.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.000	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	870.000	0	0	0	0	870.000
403	**00**	**00**	**00**	**Servicios no personales**	**6.278.207**	**0**	**0**	**0**	**0**	**6.278.207**
403	02	00	00	Alquileres de maquinaria y equipos	1.188.048	0	0	0	0	1.188.048
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.188.048	0	0	0	0	1.188.048
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.172.136	0	0	0	0	1.172.136
403	07	01	00	Publicidad y propaganda	682.136	0	0	0	0	682.136
403	07	02	00	Imprenta y reproducción	320.000	0	0	0	0	320.000
403	07	03	00	Relaciones sociales	170.000	0	0	0	0	170.000
403	09	00	00	Viáticos y pasajes	2.060.000	0	0	0	0	2.060.000
403	09	01	00	Viáticos y pasajes dentro del país	1.140.000	0	0	0	0	1.140.000
403	09	02	00	Viáticos y pasajes fuera del país	920.000	0	0	0	0	920.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.490.000	0	0	0	0	1.490.000
403	10	07	00	Servicios de capacitación y adiestramiento	20.000	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128698 740028000 FORMACIÓN EN VALORES, DEPORTE, CULTURA, RECREACIÓN, PAZ Y VIDA PARA LA JUVENTUD

OBJETIVO DEL PROYECTO: CONTRIBUIR EN LA FORMACIÓN Y CONCIENTIZACIÓN DE VALORES QUE PERMITAN A LOS GRUPOS POBLACIONALES DE RIESGO, CON ÉNFASIS EN LA JUVENTUD, DISPONER DE HERRAMIENTAS PREVENTIVAS Y CORRECTIVAS ANTES SITUACIONES DE VULNERABILIDAD A TRAVÉS DEL DEPORTE, LA CULTURA Y LA RECREACIÓN.

UNIDAD DE MEDIDA: PERSONA **META:** 900.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DEPORTE ESTUDIANTIL Y COMUNAL, VIDA Y PAZ **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	11	00	Servicios para la elaboración y suministro de comida	20.000	0	0	0	0	20.000
403	10	99	00	Otros servicios profesionales y técnicos	1.450.000	0	0	0	0	1.450.000
403	18	00	00	Impuestos indirectos	348.023	0	0	0	0	348.023
403	18	01	00	Impuesto al valor agregado	348.023	0	0	0	0	348.023
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	20.000
404	**00**	**00**	**00**	**Activos reales**	**10.000**	**0**	**0**	**0**	**0**	**10.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	10.000
404	09	02	00	Equipos de computación	10.000	0	0	0	0	10.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.722.696**	**0**	**0**	**0**	**0**	**3.722.696**
407	01	00	00	Transferencias y donaciones corrientes internas	3.722.696	0	0	0	0	3.722.696
407	01	01	00	Transferencias corrientes internas al sector privado	3.722.696	0	0	0	0	3.722.696
407	01	01	77	Subsidios a entidades deportivas y recreativas de carácter privado	3.722.696	0	0	0	0	3.722.696
				Totales	25.423.597	0	0	0	0	25.423.597

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128698 740028000 FORMACIÓN EN VALORES, DEPORTE, CULTURA, RECREACIÓN, PAZ Y VIDA PARA LA JUVENTUD

OBJETIVO DEL PROYECTO: CONTRIBUIR EN LA FORMACIÓN Y CONCIENTIZACIÓN DE VALORES QUE PERMITAN A LOS GRUPOS POBLACIONALES DE RIESGO, CON ÉNFASIS EN LA JUVENTUD, DISPONER DE HERRAMIENTAS PREVENTIVAS Y CORRECTIVAS ANTES SITUACIONES DE VULNERABILIDAD A TRAVÉS DEL DEPORTE, LA CULTURA Y LA RECREACIÓN.

UNIDAD DE MEDIDA: PERSONA **META:** 900.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DEPORTE ESTUDIANTIL Y COMUNAL, VIDA Y PAZ **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.722.696**	**0**	**0**	**0**	**0**	**3.722.696**
407	01	00	00	Transferencias y donaciones corrientes internas	3.722.696	0	0	0	0	3.722.696
407	01	01	00	Transferencias corrientes internas al sector privado	3.722.696	0	0	0	0	3.722.696
407	01	01	77	Subsidios a entidades deportivas y recreativas de carácter privado	3.722.696	0	0	0	0	3.722.696
				- S2050 Sociedad Civil Federación Venezolana Polideportiva Laboral (FEDEPOLAB)	744.540	0	0	0	0	744.540
				- S2252 Asociación Civil Escuela de Fútbol Caricuao Fútbol Club	744.539	0	0	0	0	744.539
				- S2326 Asociación Civil de Futbol Alejandro Carrasquel	744.539	0	0	0	0	744.539
				- S2328 Fundación Vitalicia	744.539	0	0	0	0	744.539
				- S2329 Fundación Integral Bahía Porteña	744.539	0	0	0	0	744.539
				Totales	**3.722.696**	**0**	**0**	**0**	**0**	**3.722.696**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128698 740028000 FORMACIÓN EN VALORES, DEPORTE, CULTURA, RECREACIÓN, PAZ Y VIDA PARA LA JUVENTUD

OBJETIVO DEL PROYECTO: CONTRIBUIR EN LA FORMACIÓN Y CONCIENTIZACIÓN DE VALORES QUE PERMITAN A LOS GRUPOS POBLACIONALES DE RIESGO, CON ÉNFASIS EN LA JUVENTUD, DISPONER DE HERRAMIENTAS PREVENTIVAS Y CORRECTIVAS ANTES SITUACIONES DE VULNERABILIDAD A TRAVÉS DEL DEPORTE, LA CULTURA Y LA RECREACIÓN.

UNIDAD DE MEDIDA: PERSONA **META:** 900.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DEPORTE ESTUDIANTIL Y COMUNAL, VIDA Y PAZ **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740028001 APOYO TÉCNICO, ORGANIZATIVO Y FINANCIERO AL PODER COMUNAL, PARA LA IMPLEMENTACIÓN DE ACTIVIDADES DEPORTIVAS DE MANERA PERMANENTE Y SISTEMÁTICA ORIENTADAS A LOS GRUPOS POBLACIONALES PRIORIZADOS.

UNIDAD DE MEDIDA: APOYO **META:** 36

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DEPORTE ESTUDIANTIL Y COMUNAL, VIDA Y PAZ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**11.680.010**	0	0	0	0	**11.680.010**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.388.602	0	0	0	0	1.388.602
401	01	18	00	Remuneraciones al personal contratado	1.388.602	0	0	0	0	1.388.602
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.388.602	0	0	0	0	1.388.602
401	03	00	00	Primas	1.075.812	0	0	0	0	1.075.812
401	03	37	00	Primas de transporte al personal contratado	360.000	0	0	0	0	360.000
401	03	38	00	Primas por hogar al personal contratado	540.000	0	0	0	0	540.000
401	03	40	00	Primas de profesionalización al personal contratado	68.940	0	0	0	0	68.940
401	03	41	00	Primas por antigüedad al personal contratado	106.872	0	0	0	0	106.872
401	04	00	00	Complementos de sueldos y salarios	2.610.000	0	0	0	0	2.610.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.800.000	0	0	0	0	1.800.000
401	04	98	00	Otros complementos al personal contratado	810.000	0	0	0	0	810.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.332.023	0	0	0	0	1.332.023
401	05	07	00	Aguinaldos al personal contratado	921.287	0	0	0	0	921.287
401	05	08	00	Bono vacacional al personal contratado	410.736	0	0	0	0	410.736
401	06	00	00	Aportes patronales y legales	445.590	0	0	0	0	445.590
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	246.441	0	0	0	0	246.441
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	75.929	0	0	0	0	75.929
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	49.288	0	0	0	0	49.288
401	06	95	00	Otros aportes legales por personal contratado	73.932	0	0	0	0	73.932
401	07	00	00	Asistencia socio-económica	4.174.152	0	0	0	0	4.174.152
401	07	74	00	Capacitación y adiestramiento al personal contratado	180.000	0	0	0	0	180.000
401	07	75	00	Becas al personal contratado	271.800	0	0	0	0	271.800
401	07	76	00	Ayudas por matrimonio al personal contratado	18.750	0	0	0	0	18.750
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	15.000	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128698 740028000 FORMACIÓN EN VALORES, DEPORTE, CULTURA, RECREACIÓN, PAZ Y VIDA PARA LA JUVENTUD

OBJETIVO DEL PROYECTO: CONTRIBUIR EN LA FORMACIÓN Y CONCIENTIZACIÓN DE VALORES QUE PERMITAN A LOS GRUPOS POBLACIONALES DE RIESGO, CON ÉNFASIS EN LA JUVENTUD, DISPONER DE HERRAMIENTAS PREVENTIVAS Y CORRECTIVAS ANTES SITUACIONES DE VULNERABILIDAD A TRAVÉS DEL DEPORTE, LA CULTURA Y LA RECREACIÓN.

UNIDAD DE MEDIDA: PERSONA **META:** 900.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DEPORTE ESTUDIANTIL Y COMUNAL, VIDA Y PAZ **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740028001 APOYO TÉCNICO, ORGANIZATIVO Y FINANCIERO AL PODER COMUNAL, PARA LA IMPLEMENTACIÓN DE ACTIVIDADES DEPORTIVAS DE MANERA PERMANENTE Y SISTEMÁTICA ORIENTADAS A LOS GRUPOS POBLACIONALES PRIORIZADOS.

UNIDAD DE MEDIDA: APOYO **META:** 36

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DEPORTE ESTUDIANTIL Y COMUNAL, VIDA Y PAZ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	295.730	0	0	0	0	295.730
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	1.700.914	0	0	0	0	1.700.914
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	225.000	0	0	0	0	225.000
401	07	83	00	Dotación de uniformes al personal contratado	281.250	0	0	0	0	281.250
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	356.208	0	0	0	0	356.208
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	236.250	0	0	0	0	236.250
401	07	99	00	Otras subvenciones al personal contratado	593.250	0	0	0	0	593.250
401	08	00	00	Prestaciones sociales e indemnizaciones	653.831	0	0	0	0	653.831
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	653.831	0	0	0	0	653.831
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.160.000**	**0**	**0**	**0**	**0**	**1.160.000**
402	01	00	00	Productos alimenticios y agropecuarios	550.000	0	0	0	0	550.000
402	01	01	00	Alimentos y bebidas para personas	550.000	0	0	0	0	550.000
402	03	00	00	Textiles y vestuarios	410.000	0	0	0	0	410.000
402	03	01	00	Textiles	410.000	0	0	0	0	410.000
402	05	00	00	Productos de papel, cartón e impresos	200.000	0	0	0	0	200.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	200.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.180.447**	**0**	**0**	**0**	**0**	**3.180.447**
403	02	00	00	Alquileres de maquinaria y equipos	368.048	0	0	0	0	368.048
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	368.048	0	0	0	0	368.048
403	07	00	00	Servicios de información, impresión y relaciones públicas	539.136	0	0	0	0	539.136
403	07	01	00	Publicidad y propaganda	439.136	0	0	0	0	439.136
403	07	03	00	Relaciones sociales	100.000	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	1.170.000	0	0	0	0	1.170.000
403	09	01	00	Viáticos y pasajes dentro del país	520.000	0	0	0	0	520.000
403	09	02	00	Viáticos y pasajes fuera del país	650.000	0	0	0	0	650.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128698 740028000 FORMACIÓN EN VALORES, DEPORTE, CULTURA, RECREACIÓN, PAZ Y VIDA PARA LA JUVENTUD

OBJETIVO DEL PROYECTO: CONTRIBUIR EN LA FORMACIÓN Y CONCIENTIZACIÓN DE VALORES QUE PERMITAN A LOS GRUPOS POBLACIONALES DE RIESGO, CON ÉNFASIS EN LA JUVENTUD, DISPONER DE HERRAMIENTAS PREVENTIVAS Y CORRECTIVAS ANTES SITUACIONES DE VULNERABILIDAD A TRAVÉS DEL DEPORTE, LA CULTURA Y LA RECREACIÓN.

UNIDAD DE MEDIDA: PERSONA **META:** 900.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DEPORTE ESTUDIANTIL Y COMUNAL, VIDA Y PAZ **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740028001 APOYO TÉCNICO, ORGANIZATIVO Y FINANCIERO AL PODER COMUNAL, PARA LA IMPLEMENTACIÓN DE ACTIVIDADES DEPORTIVAS DE MANERA PERMANENTE Y SISTEMÁTICA ORIENTADAS A LOS GRUPOS POBLACIONALES PRIORIZADOS.

UNIDAD DE MEDIDA: APOYO **META:** 36

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DEPORTE ESTUDIANTIL Y COMUNAL, VIDA Y PAZ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	880.000	0	0	0	0	880.000
403	10	99	00	Otros servicios profesionales y técnicos	880.000	0	0	0	0	880.000
403	18	00	00	Impuestos indirectos	223.263	0	0	0	0	223.263
403	18	01	00	Impuesto al valor agregado	223.263	0	0	0	0	223.263
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.722.696**	**0**	**0**	**0**	**0**	**3.722.696**
407	01	00	00	Transferencias y donaciones corrientes internas	3.722.696	0	0	0	0	3.722.696
407	01	01	00	Transferencias corrientes internas al sector privado	3.722.696	0	0	0	0	3.722.696
407	01	01	77	Subsidios a entidades deportivas y recreativas de carácter privado	3.722.696	0	0	0	0	3.722.696
				Totales	**19.743.153**	**0**	**0**	**0**	**0**	**19.743.153**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE **PROYECTO:** 128698 740028000 FORMACIÓN EN VALORES, DEPORTE, CULTURA, RECREACIÓN, PAZ Y VIDA PARA LA JUVENTUD

OBJETIVO DEL PROYECTO: CONTRIBUIR EN LA FORMACIÓN Y CONCIENTIZACIÓN DE VALORES QUE PERMITAN A LOS GRUPOS POBLACIONALES DE RIESGO, CON ÉNFASIS EN LA JUVENTUD, DISPONER DE HERRAMIENTAS PREVENTIVAS Y CORRECTIVAS ANTES SITUACIONES DE VULNERABILIDAD A TRAVÉS DEL DEPORTE, LA CULTURA Y LA RECREACIÓN.

UNIDAD DE MEDIDA: PERSONA **META:** 900.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DEPORTE ESTUDIANTIL Y COMUNAL, VIDA Y PAZ **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740028002 ORGANIZACIÓN DE PROGRAMAS DEPORTIVOS Y TRABAJO SOCIOPRODUCTIVO DE FORMA PERMANENTE EN EL SUB-SISTEMA PENITENCIARIO Y CENTROS PARA LAS ADICCIONES, CON ÉNFASIS EN LA POBLACIÓN JUVENIL.

UNIDAD DE MEDIDA: ORGANIZACIÓN **META:** 36

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DEPORTE ESTUDIANTIL Y COMUNAL, VIDA Y PAZ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.580.000**	**0**	**0**	**0**	**0**	**1.580.000**
402	01	00	00	Productos alimenticios y agropecuarios	550.000	0	0	0	0	550.000
402	01	01	00	Alimentos y bebidas para personas	550.000	0	0	0	0	550.000
402	03	00	00	Textiles y vestuarios	830.000	0	0	0	0	830.000
402	03	01	00	Textiles	430.000	0	0	0	0	430.000
402	03	02	00	Prendas de vestir	400.000	0	0	0	0	400.000
402	05	00	00	Productos de papel, cartón e impresos	200.000	0	0	0	0	200.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	200.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.877.760**	**0**	**0**	**0**	**0**	**2.877.760**
403	02	00	00	Alquileres de maquinaria y equipos	800.000	0	0	0	0	800.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	800.000	0	0	0	0	800.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	573.000	0	0	0	0	573.000
403	07	01	00	Publicidad y propaganda	223.000	0	0	0	0	223.000
403	07	02	00	Imprenta y reproducción	300.000	0	0	0	0	300.000
403	07	03	00	Relaciones sociales	50.000	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	850.000	0	0	0	0	850.000
403	09	01	00	Viáticos y pasajes dentro del país	600.000	0	0	0	0	600.000
403	09	02	00	Viáticos y pasajes fuera del país	250.000	0	0	0	0	250.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	550.000	0	0	0	0	550.000
403	10	99	00	Otros servicios profesionales y técnicos	550.000	0	0	0	0	550.000
403	18	00	00	Impuestos indirectos	104.760	0	0	0	0	104.760
403	18	01	00	Impuesto al valor agregado	104.760	0	0	0	0	104.760
				Totales	**4.457.760**	**0**	**0**	**0**	**0**	**4.457.760**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE **PROYECTO:** 128698 740028000 FORMACIÓN EN VALORES, DEPORTE, CULTURA, RECREACIÓN, PAZ Y VIDA PARA LA JUVENTUD

OBJETIVO DEL PROYECTO: CONTRIBUIR EN LA FORMACIÓN Y CONCIENTIZACIÓN DE VALORES QUE PERMITAN A LOS GRUPOS POBLACIONALES DE RIESGO, CON ÉNFASIS EN LA JUVENTUD, DISPONER DE HERRAMIENTAS PREVENTIVAS Y CORRECTIVAS ANTES SITUACIONES DE VULNERABILIDAD A TRAVÉS DEL DEPORTE, LA CULTURA Y LA RECREACIÓN.

UNIDAD DE MEDIDA: PERSONA **META:** 900.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DEPORTE ESTUDIANTIL Y COMUNAL, VIDA Y PAZ **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740028003 DESARROLLO DE ACTIVIDADES DE FORMACIÓN E INVESTIGACIÓN CIENTÍFICA PARA LA SISTEMATIZACIÓN DE EXPERIENCIAS RELACIONADAS CON LA PREVENCIÓN Y ATENCIÓN DE GRUPOS POBLACIONALES EN CONDICIÓN DE VULNERABILIDAD.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DEPORTE ESTUDIANTIL Y COMUNAL, VIDA Y PAZ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**520.000**	**0**	**0**	**0**	**0**	**520.000**
402	03	00	00	Textiles y vestuarios	30.000	0	0	0	0	30.000
402	03	01	00	Textiles	10.000	0	0	0	0	10.000
402	03	02	00	Prendas de vestir	10.000	0	0	0	0	10.000
402	03	99	00	Otros productos textiles y vestuarios	10.000	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	490.000	0	0	0	0	490.000
402	10	01	00	Artículos de deporte, recreación y juguetes	10.000	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	470.000	0	0	0	0	470.000
403	**00**	**00**	**00**	**Servicios no personales**	**110.000**	**0**	**0**	**0**	**0**	**110.000**
403	02	00	00	Alquileres de maquinaria y equipos	10.000	0	0	0	0	10.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	10.000	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	30.000	0	0	0	0	30.000
403	07	01	00	Publicidad y propaganda	10.000	0	0	0	0	10.000
403	07	02	00	Imprenta y reproducción	10.000	0	0	0	0	10.000
403	07	03	00	Relaciones sociales	10.000	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	10.000
403	09	02	00	Viáticos y pasajes fuera del país	10.000	0	0	0	0	10.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	30.000	0	0	0	0	30.000
403	10	07	00	Servicios de capacitación y adiestramiento	10.000	0	0	0	0	10.000
403	10	11	00	Servicios para la elaboración y suministro de comida	10.000	0	0	0	0	10.000
403	10	99	00	Otros servicios profesionales y técnicos	10.000	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	10.000	0	0	0	0	10.000
403	18	01	00	Impuesto al valor agregado	10.000	0	0	0	0	10.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128698 740028000 FORMACIÓN EN VALORES, DEPORTE, CULTURA, RECREACIÓN, PAZ Y VIDA PARA LA JUVENTUD

OBJETIVO DEL PROYECTO: CONTRIBUIR EN LA FORMACIÓN Y CONCIENTIZACIÓN DE VALORES QUE PERMITAN A LOS GRUPOS POBLACIONALES DE RIESGO, CON ÉNFASIS EN LA JUVENTUD, DISPONER DE HERRAMIENTAS PREVENTIVAS Y CORRECTIVAS ANTES SITUACIONES DE VULNERABILIDAD A TRAVÉS DEL DEPORTE, LA CULTURA Y LA RECREACIÓN.

UNIDAD DE MEDIDA: PERSONA **META:** 900.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DEPORTE ESTUDIANTIL Y COMUNAL, VIDA Y PAZ **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740028003 DESARROLLO DE ACTIVIDADES DE FORMACIÓN E INVESTIGACIÓN CIENTÍFICA PARA LA SISTEMATIZACIÓN DE EXPERIENCIAS RELACIONADAS CON LA PREVENCIÓN Y ATENCIÓN DE GRUPOS POBLACIONALES EN CONDICIÓN DE VULNERABILIDAD.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DEPORTE ESTUDIANTIL Y COMUNAL, VIDA Y PAZ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	10.000
404	**00**	**00**	**00**	**Activos reales**	**10.000**	**0**	**0**	**0**	**0**	**10.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	10.000
404	09	02	00	Equipos de computación	10.000	0	0	0	0	10.000
				Totales	**640.000**	**0**	**0**	**0**	**0**	**640.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128698 740028000 FORMACIÓN EN VALORES, DEPORTE, CULTURA, RECREACIÓN, PAZ Y VIDA PARA LA JUVENTUD

OBJETIVO DEL PROYECTO: CONTRIBUIR EN LA FORMACIÓN Y CONCIENTIZACIÓN DE VALORES QUE PERMITAN A LOS GRUPOS POBLACIONALES DE RIESGO, CON ÉNFASIS EN LA JUVENTUD, DISPONER DE HERRAMIENTAS PREVENTIVAS Y CORRECTIVAS ANTES SITUACIONES DE VULNERABILIDAD A TRAVÉS DEL DEPORTE, LA CULTURA Y LA RECREACIÓN.

UNIDAD DE MEDIDA: PERSONA **META:** 900.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DEPORTE ESTUDIANTIL Y COMUNAL, VIDA Y PAZ **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740028004 COORDINACIÓN DE ACTIVIDADES ORIENTADAS A LA JUVENTUD QUE CONTRIBUYAN A LA PREVENCIÓN, CONSERVACIÓN DEL AMBIENTE, LA PRÁCTICA DE LA CULTURA Y LA RECREACIÓN.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DEPORTE ESTUDIANTIL Y COMUNAL, VIDA Y PAZ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**472.684**	**0**	**0**	**0**	**0**	**472.684**
402	01	00	00	Productos alimenticios y agropecuarios	12.684	0	0	0	0	12.684
402	01	01	00	Alimentos y bebidas para personas	12.684	0	0	0	0	12.684
402	03	00	00	Textiles y vestuarios	30.000	0	0	0	0	30.000
402	03	01	00	Textiles	10.000	0	0	0	0	10.000
402	03	02	00	Prendas de vestir	10.000	0	0	0	0	10.000
402	03	99	00	Otros productos textiles y vestuarios	10.000	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	10.000	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	10.000	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	420.000	0	0	0	0	420.000
402	10	01	00	Artículos de deporte, recreación y juguetes	10.000	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	400.000	0	0	0	0	400.000
403	**00**	**00**	**00**	**Servicios no personales**	**110.000**	**0**	**0**	**0**	**0**	**110.000**
403	02	00	00	Alquileres de maquinaria y equipos	10.000	0	0	0	0	10.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	10.000	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	30.000	0	0	0	0	30.000
403	07	01	00	Publicidad y propaganda	10.000	0	0	0	0	10.000
403	07	02	00	Imprenta y reproducción	10.000	0	0	0	0	10.000
403	07	03	00	Relaciones sociales	10.000	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	10.000
403	09	02	00	Viáticos y pasajes fuera del país	10.000	0	0	0	0	10.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	30.000	0	0	0	0	30.000
403	10	07	00	Servicios de capacitación y adiestramiento	10.000	0	0	0	0	10.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128698 740028000 FORMACIÓN EN VALORES, DEPORTE, CULTURA, RECREACIÓN, PAZ Y VIDA PARA LA JUVENTUD

OBJETIVO DEL PROYECTO: CONTRIBUIR EN LA FORMACIÓN Y CONCIENTIZACIÓN DE VALORES QUE PERMITAN A LOS GRUPOS POBLACIONALES DE RIESGO, CON ÉNFASIS EN LA JUVENTUD, DISPONER DE HERRAMIENTAS PREVENTIVAS Y CORRECTIVAS ANTES SITUACIONES DE VULNERABILIDAD A TRAVÉS DEL DEPORTE, LA CULTURA Y LA RECREACIÓN.

UNIDAD DE MEDIDA: PERSONA **META:** 900.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DEPORTE ESTUDIANTIL Y COMUNAL, VIDA Y PAZ **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740028004 COORDINACIÓN DE ACTIVIDADES ORIENTADAS A LA JUVENTUD QUE CONTRIBUYAN A LA PREVENCIÓN, CONSERVACIÓN DEL AMBIENTE, LA PRÁCTICA DE LA CULTURA Y LA RECREACIÓN.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DEPORTE ESTUDIANTIL Y COMUNAL, VIDA Y PAZ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	11	00	Servicios para la elaboración y suministro de comida	10.000	0	0	0	0	10.000
403	10	99	00	Otros servicios profesionales y técnicos	10.000	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	10.000	0	0	0	0	10.000
403	18	01	00	Impuesto al valor agregado	10.000	0	0	0	0	10.000
403	99	00	00	Otros servicios no personales	10.000	0	0	0	0	10.000
403	99	01	00	Otros servicios no personales	10.000	0	0	0	0	10.000
				Totales	**582.684**	**0**	**0**	**0**	**0**	**582.684**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128675 740029000 PARTICIPACIÓN PROTAGÓNICA, ORGANIZACIÓN Y FORMACIÓN SOCIOPRODUCTIVA DE LA JUVENTUD VENEZOLANA

OBJETIVO DEL PROYECTO: IMPULSAR LA PARTICIPACIÓN PROTAGÓNICA, ORGANIZACIÓN Y FORMACIÓN SOCIOPRODUCTIVA DE LA JUVENTUD VENEZOLANA

UNIDAD DE MEDIDA: CONSEJO **META:** 400

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE JUVENTUD **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**357.343.808**	**0**	**0**	**0**	**0**	**357.343.808**
401	01	00	00	Sueldos, salarios y otras retribuciones	42.442.816	0	0	0	0	42.442.816
401	01	18	00	Remuneraciones al personal contratado	40.483.492	0	0	0	0	40.483.492
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	40.483.492	0	0	0	0	40.483.492
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.959.324	0	0	0	0	1.959.324
401	03	00	00	Primas	35.069.376	0	0	0	0	35.069.376
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.673.744	0	0	0	0	1.673.744
401	03	37	00	Primas de transporte al personal contratado	10.584.000	0	0	0	0	10.584.000
401	03	38	00	Primas por hogar al personal contratado	15.876.000	0	0	0	0	15.876.000
401	03	40	00	Primas de profesionalización al personal contratado	1.588.140	0	0	0	0	1.588.140
401	03	41	00	Primas por antigüedad al personal contratado	4.027.746	0	0	0	0	4.027.746
401	03	47	00	Primas al personal de alto nivel y de dirección	1.319.746	0	0	0	0	1.319.746
401	04	00	00	Complementos de sueldos y salarios	83.577.152	0	0	0	0	83.577.152
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	2.182.508	0	0	0	0	2.182.508
401	04	26	00	Bono compensatorio de alimentación al personal contratado	52.920.000	0	0	0	0	52.920.000
401	04	28	00	Complemento al personal contratado por días feriados	832.644	0	0	0	0	832.644
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	2.640.000	0	0	0	0	2.640.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.188.000	0	0	0	0	1.188.000
401	04	98	00	Otros complementos al personal contratado	23.814.000	0	0	0	0	23.814.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	41.273.554	0	0	0	0	41.273.554
401	05	07	00	Aguinaldos al personal contratado	27.116.652	0	0	0	0	27.116.652
401	05	08	00	Bono vacacional al personal contratado	12.093.230	0	0	0	0	12.093.230
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.238.203	0	0	0	0	1.238.203
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	825.469	0	0	0	0	825.469
401	06	00	00	Aportes patronales y legales	14.002.543	0	0	0	0	14.002.543
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	7.255.938	0	0	0	0	7.255.938
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.235.385	0	0	0	0	2.235.385
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.451.188	0	0	0	0	1.451.188
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	495.281	0	0	0	0	495.281

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128675 740029000 PARTICIPACIÓN PROTAGÓNICA, ORGANIZACIÓN Y FORMACIÓN SOCIOPRODUCTIVA DE LA JUVENTUD VENEZOLANA

OBJETIVO DEL PROYECTO: IMPULSAR LA PARTICIPACIÓN PROTAGÓNICA, ORGANIZACIÓN Y FORMACIÓN SOCIOPRODUCTIVA DE LA JUVENTUD VENEZOLANA

UNIDAD DE MEDIDA: CONSEJO **META:** 400

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE JUVENTUD **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	148.584	0	0	0	0	148.584
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	140.330	0	0	0	0	140.330
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	99.056	0	0	0	0	99.056
401	06	95	00	Otros aportes legales por personal contratado	2.176.781	0	0	0	0	2.176.781
401	07	00	00	Asistencia socio-económica	120.876.233	0	0	0	0	120.876.233
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	356.400	0	0	0	0	356.400
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	66.000	0	0	0	0	66.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	66.000	0	0	0	0	66.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	594.338	0	0	0	0	594.338
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	2.955.804	0	0	0	0	2.955.804
401	07	74	00	Capacitación y adiestramiento al personal contratado	3.052.800	0	0	0	0	3.052.800
401	07	75	00	Becas al personal contratado	7.524.000	0	0	0	0	7.524.000
401	07	76	00	Ayudas por matrimonio al personal contratado	123.750	0	0	0	0	123.750
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	116.250	0	0	0	0	116.250
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	8.707.125	0	0	0	0	8.707.125
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	50.386.009	0	0	0	0	50.386.009
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	6.615.000	0	0	0	0	6.615.000
401	07	83	00	Dotación de uniformes al personal contratado	8.268.750	0	0	0	0	8.268.750
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	5.129.395	0	0	0	0	5.129.395
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	6.945.750	0	0	0	0	6.945.750
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	2.289.112	0	0	0	0	2.289.112
401	07	99	00	Otras subvenciones al personal contratado	17.679.750	0	0	0	0	17.679.750
401	08	00	00	Prestaciones sociales e indemnizaciones	20.102.134	0	0	0	0	20.102.134
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	19.249.150	0	0	0	0	19.249.150
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	852.984	0	0	0	0	852.984
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**485.328**	**0**	**0**	**0**	**0**	**485.328**
402	01	00	00	Productos alimenticios y agropecuarios	173.731	0	0	0	0	173.731
402	01	01	00	Alimentos y bebidas para personas	173.731	0	0	0	0	173.731

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128675 740029000 PARTICIPACIÓN PROTAGÓNICA, ORGANIZACIÓN Y FORMACIÓN SOCIOPRODUCTIVA DE LA JUVENTUD VENEZOLANA

OBJETIVO DEL PROYECTO: IMPULSAR LA PARTICIPACIÓN PROTAGÓNICA, ORGANIZACIÓN Y FORMACIÓN SOCIOPRODUCTIVA DE LA JUVENTUD VENEZOLANA

UNIDAD DE MEDIDA: CONSEJO **META:** 400

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE JUVENTUD **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	71.693	0	0	0	0	71.693
402	05	01	00	Pulpa de madera, papel y cartón	2.466	0	0	0	0	2.466
402	05	03	00	Productos de papel y cartón para oficina	66.112	0	0	0	0	66.112
402	05	04	00	Libros, revistas y periódicos	3.115	0	0	0	0	3.115
402	08	00	00	Productos metálicos	71.913	0	0	0	0	71.913
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	71.913	0	0	0	0	71.913
402	10	00	00	Productos varios y útiles diversos	167.991	0	0	0	0	167.991
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	101.801	0	0	0	0	101.801
402	10	08	00	Materiales para equipos de computación	61.012	0	0	0	0	61.012
402	10	99	00	Otros productos y útiles diversos	5.178	0	0	0	0	5.178
403	**00**	**00**	**00**	**Servicios no personales**	**34.201.741**	**0**	**0**	**0**	**0**	**34.201.741**
403	02	00	00	Alquileres de maquinaria y equipos	216.636	0	0	0	0	216.636
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	216.636	0	0	0	0	216.636
403	06	00	00	Servicios de transporte y almacenaje	7.684	0	0	0	0	7.684
403	06	01	00	Fletes y embalajes	4.520	0	0	0	0	4.520
403	06	03	00	Estacionamiento	3.164	0	0	0	0	3.164
403	07	00	00	Servicios de información, impresión y relaciones públicas	182.000	0	0	0	0	182.000
403	07	02	00	Imprenta y reproducción	41.093	0	0	0	0	41.093
403	07	03	00	Relaciones sociales	140.907	0	0	0	0	140.907
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.359	0	0	0	0	2.359
403	08	02	00	Comisiones y gastos bancarios	2.359	0	0	0	0	2.359
403	09	00	00	Viáticos y pasajes	27.797.069	0	0	0	0	27.797.069
403	09	01	00	Viáticos y pasajes dentro del país	27.797.069	0	0	0	0	27.797.069
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.918.166	0	0	0	0	1.918.166
403	10	07	00	Servicios de capacitación y adiestramiento	112.073	0	0	0	0	112.073
403	10	11	00	Servicios para la elaboración y suministro de comida	662.333	0	0	0	0	662.333
403	10	99	00	Otros servicios profesionales y técnicos	1.143.760	0	0	0	0	1.143.760
403	16	00	00	Servicios de diversión, esparcimiento y culturales	373.577	0	0	0	0	373.577
403	16	01	00	Servicios de diversión, esparcimiento y culturales	373.577	0	0	0	0	373.577
403	18	00	00	Impuestos indirectos	3.664.765	0	0	0	0	3.664.765

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128675 740029000 PARTICIPACIÓN PROTAGÓNICA, ORGANIZACIÓN Y FORMACIÓN SOCIOPRODUCTIVA DE LA JUVENTUD VENEZOLANA

OBJETIVO DEL PROYECTO: IMPULSAR LA PARTICIPACIÓN PROTAGÓNICA, ORGANIZACIÓN Y FORMACIÓN SOCIOPRODUCTIVA DE LA JUVENTUD VENEZOLANA

UNIDAD DE MEDIDA: CONSEJO **META:** 400

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE JUVENTUD **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	3.664.765	0	0	0	0	3.664.765
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	39.485	0	0	0	0	39.485
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	39.485	0	0	0	0	39.485
404	**00**	**00**	**00**	**Activos reales**	**13.972**	**0**	**0**	**0**	**0**	**13.972**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	13.972	0	0	0	0	13.972
404	07	02	00	Equipos de enseñanza, deporte y recreación	13.972	0	0	0	0	13.972
				Totales	**392.044.849**	**0**	**0**	**0**	**0**	**392.044.849**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128675 740029000 PARTICIPACIÓN PROTAGÓNICA, ORGANIZACIÓN Y FORMACIÓN SOCIOPRODUCTIVA DE LA JUVENTUD VENEZOLANA

OBJETIVO DEL PROYECTO: IMPULSAR LA PARTICIPACIÓN PROTAGÓNICA, ORGANIZACIÓN Y FORMACIÓN SOCIOPRODUCTIVA DE LA JUVENTUD VENEZOLANA

UNIDAD DE MEDIDA: CONSEJO

META: 400

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE JUVENTUD

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128675 740029000 PARTICIPACIÓN PROTAGÓNICA, ORGANIZACIÓN Y FORMACIÓN SOCIOPRODUCTIVA DE LA JUVENTUD VENEZOLANA

OBJETIVO DEL PROYECTO: IMPULSAR LA PARTICIPACIÓN PROTAGÓNICA, ORGANIZACIÓN Y FORMACIÓN SOCIOPRODUCTIVA DE LA JUVENTUD VENEZOLANA

UNIDAD DE MEDIDA: CONSEJO **META:** 400

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE JUVENTUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740029001 PROMOCIÓN PARA LA ORGANIZACIÓN Y PARTICIPACIÓN PROTAGÓNICA DE LOS JÓVENES

UNIDAD DE MEDIDA: PROMOCIÓN **META:** 400

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE ORGANIZACIÓN Y PARTICIPACIÓN JUVENIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**83.044**	**0**	**0**	**0**	**0**	**83.044**
402	01	00	00	Productos alimenticios y agropecuarios	38.383	0	0	0	0	38.383
402	01	01	00	Alimentos y bebidas para personas	38.383	0	0	0	0	38.383
402	05	00	00	Productos de papel, cartón e impresos	5.581	0	0	0	0	5.581
402	05	01	00	Pulpa de madera, papel y cartón	2.466	0	0	0	0	2.466
402	05	04	00	Libros, revistas y periódicos	3.115	0	0	0	0	3.115
402	08	00	00	Productos metálicos	30.820	0	0	0	0	30.820
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	30.820	0	0	0	0	30.820
402	10	00	00	Productos varios y útiles diversos	8.260	0	0	0	0	8.260
402	10	08	00	Materiales para equipos de computación	3.082	0	0	0	0	3.082
402	10	99	00	Otros productos y útiles diversos	5.178	0	0	0	0	5.178
403	**00**	**00**	**00**	**Servicios no personales**	**12.109.288**	**0**	**0**	**0**	**0**	**12.109.288**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.359	0	0	0	0	2.359
403	08	02	00	Comisiones y gastos bancarios	2.359	0	0	0	0	2.359
403	09	00	00	Viáticos y pasajes	9.253.094	0	0	0	0	9.253.094
403	09	01	00	Viáticos y pasajes dentro del país	9.253.094	0	0	0	0	9.253.094
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.124.714	0	0	0	0	1.124.714
403	10	07	00	Servicios de capacitación y adiestramiento	112.073	0	0	0	0	112.073
403	10	11	00	Servicios para la elaboración y suministro de comida	371.411	0	0	0	0	371.411
403	10	99	00	Otros servicios profesionales y técnicos	641.230	0	0	0	0	641.230
403	16	00	00	Servicios de diversión, esparcimiento y culturales	373.577	0	0	0	0	373.577
403	16	01	00	Servicios de diversión, esparcimiento y culturales	373.577	0	0	0	0	373.577
403	18	00	00	Impuestos indirectos	1.316.059	0	0	0	0	1.316.059
403	18	01	00	Impuesto al valor agregado	1.316.059	0	0	0	0	1.316.059
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	39.485	0	0	0	0	39.485

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128675 740029000 PARTICIPACIÓN PROTAGÓNICA, ORGANIZACIÓN Y FORMACIÓN SOCIOPRODUCTIVA DE LA JUVENTUD VENEZOLANA

OBJETIVO DEL PROYECTO: IMPULSAR LA PARTICIPACIÓN PROTAGÓNICA, ORGANIZACIÓN Y FORMACIÓN SOCIOPRODUCTIVA DE LA JUVENTUD VENEZOLANA

UNIDAD DE MEDIDA: CONSEJO **META:** 400

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE JUVENTUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740029001 PROMOCIÓN PARA LA ORGANIZACIÓN Y PARTICIPACIÓN PROTAGÓNICA DE LOS JÓVENES

UNIDAD DE MEDIDA: PROMOCIÓN **META:** 400

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE ORGANIZACIÓN Y PARTICIPACIÓN JUVENIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	39.485	0	0	0	0	39.485
404	**00**	**00**	**00**	**Activos reales**	**13.972**	**0**	**0**	**0**	**0**	**13.972**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	13.972	0	0	0	0	13.972
404	07	02	00	Equipos de enseñanza, deporte y recreación	13.972	0	0	0	0	13.972
				Totales	**12.206.304**	**0**	**0**	**0**	**0**	**12.206.304**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128675 740029000 PARTICIPACIÓN PROTAGÓNICA, ORGANIZACIÓN Y FORMACIÓN SOCIOPRODUCTIVA DE LA JUVENTUD VENEZOLANA

OBJETIVO DEL PROYECTO: IMPULSAR LA PARTICIPACIÓN PROTAGÓNICA, ORGANIZACIÓN Y FORMACIÓN SOCIOPRODUCTIVA DE LA JUVENTUD VENEZOLANA

UNIDAD DE MEDIDA: CONSEJO **META:** 400

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE JUVENTUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740029002 FORMACIÓN Y CAPACITACIÓN SOCIO-PRODUCTIVA Y TÉCNICA PARA LAS ORGANIZACIONES Y MOVIMIENTOS JUVENILES Y ESTUDIANTILES

UNIDAD DE MEDIDA: ORGANIZACIÓN **META:** 400

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE ORGANIZACIÓN Y PARTICIPACIÓN JUVENIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**195.723**	**0**	**0**	**0**	**0**	**195.723**
402	01	00	00	Productos alimenticios y agropecuarios	71.326	0	0	0	0	71.326
402	01	01	00	Alimentos y bebidas para personas	71.326	0	0	0	0	71.326
402	05	00	00	Productos de papel, cartón e impresos	17.105	0	0	0	0	17.105
402	05	03	00	Productos de papel y cartón para oficina	17.105	0	0	0	0	17.105
402	08	00	00	Productos metálicos	41.093	0	0	0	0	41.093
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	41.093	0	0	0	0	41.093
402	10	00	00	Productos varios y útiles diversos	66.199	0	0	0	0	66.199
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	53.541	0	0	0	0	53.541
402	10	08	00	Materiales para equipos de computación	12.658	0	0	0	0	12.658
403	00	00	00	**Servicios no personales**	**11.513.282**	**0**	**0**	**0**	**0**	**11.513.282**
403	02	00	00	Alquileres de maquinaria y equipos	148.202	0	0	0	0	148.202
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	148.202	0	0	0	0	148.202
403	07	00	00	Servicios de información, impresión y relaciones públicas	123.280	0	0	0	0	123.280
403	07	02	00	Imprenta y reproducción	41.093	0	0	0	0	41.093
403	07	03	00	Relaciones sociales	82.187	0	0	0	0	82.187
403	09	00	00	Viáticos y pasajes	9.350.757	0	0	0	0	9.350.757
403	09	01	00	Viáticos y pasajes dentro del país	9.350.757	0	0	0	0	9.350.757
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	657.006	0	0	0	0	657.006
403	10	11	00	Servicios para la elaboración y suministro de comida	246.071	0	0	0	0	246.071
403	10	99	00	Otros servicios profesionales y técnicos	410.935	0	0	0	0	410.935
403	18	00	00	Impuestos indirectos	1.234.037	0	0	0	0	1.234.037
403	18	01	00	Impuesto al valor agregado	1.234.037	0	0	0	0	1.234.037
				Totales	**11.709.005**	**0**	**0**	**0**	**0**	**11.709.005**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128675 740029000 PARTICIPACIÓN PROTAGÓNICA, ORGANIZACIÓN Y FORMACIÓN SOCIOPRODUCTIVA DE LA JUVENTUD VENEZOLANA

OBJETIVO DEL PROYECTO: IMPULSAR LA PARTICIPACIÓN PROTAGÓNICA, ORGANIZACIÓN Y FORMACIÓN SOCIOPRODUCTIVA DE LA JUVENTUD VENEZOLANA

UNIDAD DE MEDIDA: CONSEJO **META:** 400

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE JUVENTUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740029003 DESPLIEGUE PARA LA CONSOLIDACIÓN DEL CONSEJO PRESIDENCIAL DE LA JUVENTUD Y ESTUDIANTES

UNIDAD DE MEDIDA: ORGANIZACIÓN **META:** 400

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE ORGANIZACIÓN Y PARTICIPACIÓN JUVENIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**357.343.808**	**0**	**0**	**0**	**0**	**357.343.808**
401	01	00	00	Sueldos, salarios y otras retribuciones	42.442.816	0	0	0	0	42.442.816
401	01	18	00	Remuneraciones al personal contratado	40.483.492	0	0	0	0	40.483.492
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	40.483.492	0	0	0	0	40.483.492
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.959.324	0	0	0	0	1.959.324
401	03	00	00	Primas	35.069.376	0	0	0	0	35.069.376
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.673.744	0	0	0	0	1.673.744
401	03	37	00	Primas de transporte al personal contratado	10.584.000	0	0	0	0	10.584.000
401	03	38	00	Primas por hogar al personal contratado	15.876.000	0	0	0	0	15.876.000
401	03	40	00	Primas de profesionalización al personal contratado	1.588.140	0	0	0	0	1.588.140
401	03	41	00	Primas por antigüedad al personal contratado	4.027.746	0	0	0	0	4.027.746
401	03	47	00	Primas al personal de alto nivel y de dirección	1.319.746	0	0	0	0	1.319.746
401	04	00	00	Complementos de sueldos y salarios	83.577.152	0	0	0	0	83.577.152
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	2.182.508	0	0	0	0	2.182.508
401	04	26	00	Bono compensatorio de alimentación al personal contratado	52.920.000	0	0	0	0	52.920.000
401	04	28	00	Complemento al personal contratado por días feriados	832.644	0	0	0	0	832.644
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	2.640.000	0	0	0	0	2.640.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.188.000	0	0	0	0	1.188.000
401	04	98	00	Otros complementos al personal contratado	23.814.000	0	0	0	0	23.814.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	41.273.554	0	0	0	0	41.273.554
401	05	07	00	Aguinaldos al personal contratado	27.116.652	0	0	0	0	27.116.652
401	05	08	00	Bono vacacional al personal contratado	12.093.230	0	0	0	0	12.093.230
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.238.203	0	0	0	0	1.238.203
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	825.469	0	0	0	0	825.469
401	06	00	00	Aportes patronales y legales	14.002.543	0	0	0	0	14.002.543

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128675 740029000 PARTICIPACIÓN PROTAGÓNICA, ORGANIZACIÓN Y FORMACIÓN SOCIOPRODUCTIVA DE LA JUVENTUD VENEZOLANA

OBJETIVO DEL PROYECTO: IMPULSAR LA PARTICIPACIÓN PROTAGÓNICA, ORGANIZACIÓN Y FORMACIÓN SOCIOPRODUCTIVA DE LA JUVENTUD VENEZOLANA

UNIDAD DE MEDIDA: CONSEJO **META:** 400

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE JUVENTUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740029003 DESPLIEGUE PARA LA CONSOLIDACIÓN DEL CONSEJO PRESIDENCIAL DE LA JUVENTUD Y ESTUDIANTES

UNIDAD DE MEDIDA: ORGANIZACIÓN **META:** 400

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE ORGANIZACIÓN Y PARTICIPACIÓN JUVENIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	7.255.938	0	0	0	0	7.255.938
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.235.385	0	0	0	0	2.235.385
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.451.188	0	0	0	0	1.451.188
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	495.281	0	0	0	0	495.281
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	148.584	0	0	0	0	148.584
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	140.330	0	0	0	0	140.330
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	99.056	0	0	0	0	99.056
401	06	95	00	Otros aportes legales por personal contratado	2.176.781	0	0	0	0	2.176.781
401	07	00	00	Asistencia socio-económica	120.876.233	0	0	0	0	120.876.233
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	356.400	0	0	0	0	356.400
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	66.000	0	0	0	0	66.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	66.000	0	0	0	0	66.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	594.338	0	0	0	0	594.338
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	2.955.804	0	0	0	0	2.955.804
401	07	74	00	Capacitación y adiestramiento al personal contratado	3.052.800	0	0	0	0	3.052.800
401	07	75	00	Becas al personal contratado	7.524.000	0	0	0	0	7.524.000
401	07	76	00	Ayudas por matrimonio al personal contratado	123.750	0	0	0	0	123.750
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	116.250	0	0	0	0	116.250
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	8.707.125	0	0	0	0	8.707.125
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	50.386.009	0	0	0	0	50.386.009
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	6.615.000	0	0	0	0	6.615.000
401	07	83	00	Dotación de uniformes al personal contratado	8.268.750	0	0	0	0	8.268.750
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	5.129.395	0	0	0	0	5.129.395

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128675 740029000 PARTICIPACIÓN PROTAGÓNICA, ORGANIZACIÓN Y FORMACIÓN SOCIOPRODUCTIVA DE LA JUVENTUD VENEZOLANA

OBJETIVO DEL PROYECTO: IMPULSAR LA PARTICIPACIÓN PROTAGÓNICA, ORGANIZACIÓN Y FORMACIÓN SOCIOPRODUCTIVA DE LA JUVENTUD VENEZOLANA

UNIDAD DE MEDIDA: CONSEJO **META:** 400

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE JUVENTUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740029003 DESPLIEGUE PARA LA CONSOLIDACIÓN DEL CONSEJO PRESIDENCIAL DE LA JUVENTUD Y ESTUDIANTES

UNIDAD DE MEDIDA: ORGANIZACIÓN **META:** 400

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE ORGANIZACIÓN Y PARTICIPACIÓN JUVENIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	6.945.750	0	0	0	0	6.945.750
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	2.289.112	0	0	0	0	2.289.112
401	07	99	00	Otras subvenciones al personal contratado	17.679.750	0	0	0	0	17.679.750
401	08	00	00	Prestaciones sociales e indemnizaciones	20.102.134	0	0	0	0	20.102.134
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	19.249.150	0	0	0	0	19.249.150
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	852.984	0	0	0	0	852.984
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**206.561**	**0**	**0**	**0**	**0**	**206.561**
402	01	00	00	Productos alimenticios y agropecuarios	64.022	0	0	0	0	64.022
402	01	01	00	Alimentos y bebidas para personas	64.022	0	0	0	0	64.022
402	05	00	00	Productos de papel, cartón e impresos	49.007	0	0	0	0	49.007
402	05	03	00	Productos de papel y cartón para oficina	49.007	0	0	0	0	49.007
402	10	00	00	Productos varios y útiles diversos	93.532	0	0	0	0	93.532
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	48.260	0	0	0	0	48.260
402	10	08	00	Materiales para equipos de computación	45.272	0	0	0	0	45.272
403	**00**	**00**	**00**	**Servicios no personales**	**10.579.171**	**0**	**0**	**0**	**0**	**10.579.171**
403	02	00	00	Alquileres de maquinaria y equipos	68.434	0	0	0	0	68.434
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	68.434	0	0	0	0	68.434
403	06	00	00	Servicios de transporte y almacenaje	7.684	0	0	0	0	7.684
403	06	01	00	Fletes y embalajes	4.520	0	0	0	0	4.520
403	06	03	00	Estacionamiento	3.164	0	0	0	0	3.164
403	07	00	00	Servicios de información, impresión y relaciones públicas	58.720	0	0	0	0	58.720
403	07	03	00	Relaciones sociales	58.720	0	0	0	0	58.720
403	09	00	00	Viáticos y pasajes	9.193.218	0	0	0	0	9.193.218
403	09	01	00	Viáticos y pasajes dentro del país	9.193.218	0	0	0	0	9.193.218
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	136.446	0	0	0	0	136.446

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 128675 740029000 PARTICIPACIÓN PROTAGÓNICA, ORGANIZACIÓN Y FORMACIÓN SOCIOPRODUCTIVA DE LA JUVENTUD VENEZOLANA

OBJETIVO DEL PROYECTO: IMPULSAR LA PARTICIPACIÓN PROTAGÓNICA, ORGANIZACIÓN Y FORMACIÓN SOCIOPRODUCTIVA DE LA JUVENTUD VENEZOLANA

UNIDAD DE MEDIDA: CONSEJO **META:** 400

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE JUVENTUD **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 740029003 DESPLIEGUE PARA LA CONSOLIDACIÓN DEL CONSEJO PRESIDENCIAL DE LA JUVENTUD Y ESTUDIANTES

UNIDAD DE MEDIDA: ORGANIZACIÓN **META:** 400

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE ORGANIZACIÓN Y PARTICIPACIÓN JUVENIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	11	00	Servicios para la elaboración y suministro de comida	44.851	0	0	0	0	44.851
403	10	99	00	Otros servicios profesionales y técnicos	91.595	0	0	0	0	91.595
403	18	00	00	Impuestos indirectos	1.114.669	0	0	0	0	1.114.669
403	18	01	00	Impuesto al valor agregado	1.114.669	0	0	0	0	1.114.669
				Totales	**368.129.540**	**0**	**0**	**0**	**0**	**368.129.540**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 749999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.327.121.260

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.327.121.260**	**0**	**0**	**0**	**0**	**2.327.121.260**
407	01	00	00	Transferencias y donaciones corrientes internas	2.327.121.260	0	0	0	0	2.327.121.260
407	01	03	00	Transferencias corrientes internas al sector público	2.327.121.260	0	0	0	0	2.327.121.260
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.264.041.613	0	0	0	0	2.264.041.613
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	63.079.647	0	0	0	0	63.079.647
				Totales	**2.327.121.260**	**0**	**0**	**0**	**0**	**2.327.121.260**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 749999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.327.121.260

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**2.327.121.260**	0	0	0	0	**2.327.121.260**
407	01	00	00	Transferencias y donaciones corrientes internas	2.327.121.260	0	0	0	0	2.327.121.260
407	01	03	00	Transferencias corrientes internas al sector público	2.327.121.260	0	0	0	0	2.327.121.260
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.264.041.613	0	0	0	0	2.264.041.613
				- A0049 Instituto Nacional de Deportes (IND)	1.466.855.235	0	0	0	0	1.466.855.235
				- A0479 Fundación para la Atención Integral a los Atletas de Alto Rendimiento en Situación de Retiro y Ex-Atletas Jóvenes, Adultos (as) y Adultos (as) Mayores (FUNDAEXAR)	50.475.122	0	0	0	0	50.475.122
				- A0938 Instituto Nacional del Poder Popular de la Juventud	746.711.256	0	0	0	0	746.711.256
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	63.079.647	0	0	0	0	63.079.647
				- A0524 Corporación Venezolana de la Juventud Productora, S.A. (CORPOJUVENTUD, S.A.)	63.079.647	0	0	0	0	63.079.647
				Totales	**2.327.121.260**	0	0	0	0	**2.327.121.260**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 749999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.327.121.260

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 749999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE DEPORTES (IND)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.466.855.235

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.466.855.235**	**0**	**0**	**0**	**0**	**1.466.855.235**
407	01	00	00	Transferencias y donaciones corrientes internas	1.466.855.235	0	0	0	0	1.466.855.235
407	01	03	00	Transferencias corrientes internas al sector público	1.466.855.235	0	0	0	0	1.466.855.235
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.466.855.235	0	0	0	0	1.466.855.235
				Totales	**1.466.855.235**	**0**	**0**	**0**	**0**	**1.466.855.235**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 749999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.327.121.260

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 749999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA LA ATENCIÓN INTEGRAL A LOS ATLETAS DE ALTO RENDIMIENTO EN SITUACIÓN DE RETIRO Y EX-ATLETAS JÓVENES, ADULTOS (AS) Y ADULTOS (AS) MAYORES (FUNDAEXAR)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 50.475.122

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**50.475.122**	**0**	**0**	**0**	**0**	**50.475.122**
407	01	00	00	Transferencias y donaciones corrientes internas	50.475.122	0	0	0	0	50.475.122
407	01	03	00	Transferencias corrientes internas al sector público	50.475.122	0	0	0	0	50.475.122
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	50.475.122	0	0	0	0	50.475.122
				Totales	**50.475.122**	**0**	**0**	**0**	**0**	**50.475.122**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 749999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.327.121.260

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 749999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DEL PODER POPULAR DE LA JUVENTUD

UNIDAD DE MEDIDA: BOLÍVAR **META:** 746.711.256

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**746.711.256**	**0**	**0**	**0**	**0**	**746.711.256**
407	01	00	00	Transferencias y donaciones corrientes internas	746.711.256	0	0	0	0	746.711.256
407	01	03	00	Transferencias corrientes internas al sector público	746.711.256	0	0	0	0	746.711.256
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	746.711.256	0	0	0	0	746.711.256
				Totales	**746.711.256**	**0**	**0**	**0**	**0**	**746.711.256**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PROYECTO: 749999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.327.121.260

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 749999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CORPORACIÓN VENEZOLANA DE LA JUVENTUD PRODUCTORA, S.A. (CORPOJUVENTUD, S.A.)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 63.079.647

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**63.079.647**	**0**	**0**	**0**	**0**	**63.079.647**
407	01	00	00	Transferencias y donaciones corrientes internas	63.079.647	0	0	0	0	63.079.647
407	01	03	00	Transferencias corrientes internas al sector público	63.079.647	0	0	0	0	63.079.647
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	63.079.647	0	0	0	0	63.079.647
				Totales	**63.079.647**	**0**	**0**	**0**	**0**	**63.079.647**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE **ACCIÓN CENTRALIZADA:** 740001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**965.742.481**	**0**	**0**	**0**	**0**	**965.742.481**
401	01	00	00	Sueldos, salarios y otras retribuciones	107.770.647	0	0	0	0	107.770.647
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	35.112.937	0	0	0	0	35.112.937
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	13.909.001	0	0	0	0	13.909.001
401	01	18	00	Remuneraciones al personal contratado	53.377.356	0	0	0	0	53.377.356
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	53.377.356	0	0	0	0	53.377.356
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	89.060	0	0	0	0	89.060
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	4.274.888	0	0	0	0	4.274.888
401	01	99	00	Otras retribuciones	1.007.405	0	0	0	0	1.007.405
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.844.011	0	0	0	0	3.844.011
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.844.011	0	0	0	0	3.844.011
401	03	00	00	Primas	109.748.335	0	0	0	0	109.748.335
401	03	02	00	Primas de transporte a empleados	8.304.000	0	0	0	0	8.304.000
401	03	03	00	Primas por hogar a empleados	12.456.000	0	0	0	0	12.456.000
401	03	08	00	Primas de profesionalización a empleados	4.160.748	0	0	0	0	4.160.748
401	03	09	00	Primas por antigüedad a empleados	6.292.100	0	0	0	0	6.292.100
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	7.682.161	0	0	0	0	7.682.161
401	03	17	00	Primas de transporte a obreros	3.600.000	0	0	0	0	3.600.000
401	03	18	00	Primas por hogar a obreros	5.400.000	0	0	0	0	5.400.000
401	03	21	00	Primas por antigüedad a obreros	3.600.300	0	0	0	0	3.600.300
401	03	22	00	Primas de profesionalización a obreros	23.018	0	0	0	0	23.018
401	03	37	00	Primas de transporte al personal contratado	13.296.000	0	0	0	0	13.296.000
401	03	38	00	Primas por hogar al personal contratado	19.944.000	0	0	0	0	19.944.000
401	03	40	00	Primas de profesionalización al personal contratado	4.917.060	0	0	0	0	4.917.060
401	03	41	00	Primas por antigüedad al personal contratado	16.037.508	0	0	0	0	16.037.508
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	96.737	0	0	0	0	96.737
401	03	47	00	Primas al personal de alto nivel y de dirección	3.938.703	0	0	0	0	3.938.703
401	04	00	00	Complementos de sueldos y salarios	199.075.224	0	0	0	0	199.075.224
401	04	08	00	Bono compensatorio de alimentación a empleados	41.520.000	0	0	0	0	41.520.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	693.426	0	0	0	0	693.426
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.577.701	0	0	0	0	1.577.701
401	04	18	00	Bono compensatorio de alimentación a obreros	18.240.000	0	0	0	0	18.240.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE **ACCIÓN CENTRALIZADA:** 740001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	20	00	Complemento a obreros por días feriados	1.901.627	0	0	0	0	1.901.627
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	2.182.508	0	0	0	0	2.182.508
401	04	26	00	Bono compensatorio de alimentación al personal contratado	66.480.000	0	0	0	0	66.480.000
401	04	28	00	Complemento al personal contratado por días feriados	1.145.962	0	0	0	0	1.145.962
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	120.000	0	0	0	0	120.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	5.760.000	0	0	0	0	5.760.000
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	54.000	0	0	0	0	54.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	2.592.000	0	0	0	0	2.592.000
401	04	96	00	Otros complementos a empleados	18.684.000	0	0	0	0	18.684.000
401	04	97	00	Otros complementos a obreros	8.208.000	0	0	0	0	8.208.000
401	04	98	00	Otros complementos al personal contratado	29.916.000	0	0	0	0	29.916.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	107.457.150	0	0	0	0	107.457.150
401	05	01	00	Aguinaldos a empleados	17.794.300	0	0	0	0	17.794.300
401	05	03	00	Bono vacacional a empleados	11.862.867	0	0	0	0	11.862.867
401	05	04	00	Aguinaldos a obreros	9.465.383	0	0	0	0	9.465.383
401	05	06	00	Bono vacacional a obreros	4.791.380	0	0	0	0	4.791.380
401	05	07	00	Aguinaldos al personal contratado	38.854.144	0	0	0	0	38.854.144
401	05	08	00	Bono vacacional al personal contratado	17.928.654	0	0	0	0	17.928.654
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	89.805	0	0	0	0	89.805
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	59.870	0	0	0	0	59.870
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	3.966.448	0	0	0	0	3.966.448
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	2.644.299	0	0	0	0	2.644.299
401	06	00	00	Aportes patronales y legales	39.705.416	0	0	0	0	39.705.416
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	7.016.980	0	0	0	0	7.016.980
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.135.316	0	0	0	0	2.135.316
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.403.396	0	0	0	0	1.403.396
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.016.687	0	0	0	0	2.016.687
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.687.324	0	0	0	0	2.687.324
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	862.448	0	0	0	0	862.448
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	537.465	0	0	0	0	537.465
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	882.501	0	0	0	0	882.501

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE **ACCIÓN CENTRALIZADA:** 740001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	10.757.192	0	0	0	0	10.757.192
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	3.287.094	0	0	0	0	3.287.094
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	2.151.438	0	0	0	0	2.151.438
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	35.922	0	0	0	0	35.922
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	10.777	0	0	0	0	10.777
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	10.178	0	0	0	0	10.178
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	7.184	0	0	0	0	7.184
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.586.579	0	0	0	0	1.586.579
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	475.974	0	0	0	0	475.974
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	296.487	0	0	0	0	296.487
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	317.316	0	0	0	0	317.316
401	06	95	00	Otros aportes legales por personal contratado	3.227.158	0	0	0	0	3.227.158
401	07	00	00	Asistencia socio-económica	327.613.293	0	0	0	0	327.613.293
401	07	01	00	Capacitación y adiestramiento a empleados	2.786.400	0	0	0	0	2.786.400
401	07	02	00	Becas a empleados	10.611.000	0	0	0	0	10.611.000
401	07	03	00	Ayudas por matrimonio a empleados	48.750	0	0	0	0	48.750
401	07	04	00	Ayudas por nacimiento de hijos a empleados	48.750	0	0	0	0	48.750
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	8.420.376	0	0	0	0	8.420.376
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	60.519.484	0	0	0	0	60.519.484
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.587.500	0	0	0	0	2.587.500
401	07	10	00	Dotación de uniformes a empleados	6.487.500	0	0	0	0	6.487.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.849.664	0	0	0	0	2.849.664
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.276.000	0	0	0	0	3.276.000
401	07	17	00	Capacitación y adiestramiento a obreros	2.116.800	0	0	0	0	2.116.800
401	07	18	00	Becas a obreros	7.387.200	0	0	0	0	7.387.200
401	07	19	00	Ayudas por matrimonio de obreros	30.000	0	0	0	0	30.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	54.000	0	0	0	0	54.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	3.183.878	0	0	0	0	3.183.878
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	20.199.640	0	0	0	0	20.199.640

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE ACCIÓN CENTRALIZADA: 740001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.710.000	0	0	0	0	1.710.000
401	07	26	00	Dotación de uniformes a obreros	2.850.000	0	0	0	0	2.850.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	207.604	0	0	0	0	207.604
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	2.394.000	0	0	0	0	2.394.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	38.786	0	0	0	0	38.786
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	270.879	0	0	0	0	270.879
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	165.600	0	0	0	0	165.600
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	41.250	0	0	0	0	41.250
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	78.750	0	0	0	0	78.750
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.903.895	0	0	0	0	1.903.895
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	9.508.339	0	0	0	0	9.508.339
401	07	74	00	Capacitación y adiestramiento al personal contratado	2.743.200	0	0	0	0	2.743.200
401	07	75	00	Becas al personal contratado	10.618.200	0	0	0	0	10.618.200
401	07	76	00	Ayudas por matrimonio al personal contratado	90.000	0	0	0	0	90.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	435.000	0	0	0	0	435.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	12.908.631	0	0	0	0	12.908.631
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	73.204.860	0	0	0	0	73.204.860
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	8.310.000	0	0	0	0	8.310.000
401	07	83	00	Dotación de uniformes al personal contratado	10.387.500	0	0	0	0	10.387.500
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	5.556.845	0	0	0	0	5.556.845
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	8.725.500	0	0	0	0	8.725.500
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	129.350	0	0	0	0	129.350
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	5.429.112	0	0	0	0	5.429.112
401	07	96	00	Otras subvenciones a empleados	10.959.500	0	0	0	0	10.959.500
401	07	97	00	Otras subvenciones a obreros	6.067.000	0	0	0	0	6.067.000
401	07	99	00	Otras subvenciones al personal contratado	22.272.550	0	0	0	0	22.272.550
401	08	00	00	Prestaciones sociales e indemnizaciones	70.528.405	0	0	0	0	70.528.405
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	27.887.619	0	0	0	0	27.887.619
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	8.402.106	0	0	0	0	8.402.106
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	28.305.536	0	0	0	0	28.305.536

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE **ACCIÓN CENTRALIZADA:** 740001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	83.818	0	0	0	0	83.818
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	5.849.326	0	0	0	0	5.849.326
403	**00**	**00**	**00**	**Servicios no personales**	**49.802.936**	**0**	**0**	**0**	**0**	**49.802.936**
403	16	00	00	Servicios de diversión, esparcimiento y culturales	42.802.936	0	0	0	0	42.802.936
403	16	01	00	Servicios de diversión, esparcimiento y culturales	42.802.936	0	0	0	0	42.802.936
403	18	00	00	Impuestos indirectos	5.500.000	0	0	0	0	5.500.000
403	18	01	00	Impuesto al valor agregado	5.500.000	0	0	0	0	5.500.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.500.000	0	0	0	0	1.500.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.500.000	0	0	0	0	1.500.000
				Totales	**1.015.545.417**	**0**	**0**	**0**	**0**	**1.015.545.417**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

ACCIÓN CENTRALIZADA: 740001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE **ACCIÓN CENTRALIZADA:** 740001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 740001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**965.742.481**	0	0	0	0	**965.742.481**
401	01	00	00	Sueldos, salarios y otras retribuciones	107.770.647	0	0	0	0	107.770.647
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	35.112.937	0	0	0	0	35.112.937
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	13.909.001	0	0	0	0	13.909.001
401	01	18	00	Remuneraciones al personal contratado	53.377.356	0	0	0	0	53.377.356
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	53.377.356	0	0	0	0	53.377.356
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	89.060	0	0	0	0	89.060
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	4.274.888	0	0	0	0	4.274.888
401	01	99	00	Otras retribuciones	1.007.405	0	0	0	0	1.007.405
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.844.011	0	0	0	0	3.844.011
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.844.011	0	0	0	0	3.844.011
401	03	00	00	Primas	109.748.335	0	0	0	0	109.748.335
401	03	02	00	Primas de transporte a empleados	8.304.000	0	0	0	0	8.304.000
401	03	03	00	Primas por hogar a empleados	12.456.000	0	0	0	0	12.456.000
401	03	08	00	Primas de profesionalización a empleados	4.160.748	0	0	0	0	4.160.748
401	03	09	00	Primas por antigüedad a empleados	6.292.100	0	0	0	0	6.292.100
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	7.682.161	0	0	0	0	7.682.161
401	03	17	00	Primas de transporte a obreros	3.600.000	0	0	0	0	3.600.000
401	03	18	00	Primas por hogar a obreros	5.400.000	0	0	0	0	5.400.000
401	03	21	00	Primas por antigüedad a obreros	3.600.300	0	0	0	0	3.600.300
401	03	22	00	Primas de profesionalización a obreros	23.018	0	0	0	0	23.018
401	03	37	00	Primas de transporte al personal contratado	13.296.000	0	0	0	0	13.296.000
401	03	38	00	Primas por hogar al personal contratado	19.944.000	0	0	0	0	19.944.000
401	03	40	00	Primas de profesionalización al personal contratado	4.917.060	0	0	0	0	4.917.060
401	03	41	00	Primas por antigüedad al personal contratado	16.037.508	0	0	0	0	16.037.508
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	96.737	0	0	0	0	96.737
401	03	47	00	Primas al personal de alto nivel y de dirección	3.938.703	0	0	0	0	3.938.703

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE **ACCIÓN CENTRALIZADA:** 740001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 740001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	00	00	Complementos de sueldos y salarios	199.075.224	0	0	0	0	199.075.224
401	04	08	00	Bono compensatorio de alimentación a empleados	41.520.000	0	0	0	0	41.520.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	693.426	0	0	0	0	693.426
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.577.701	0	0	0	0	1.577.701
401	04	18	00	Bono compensatorio de alimentación a obreros	18.240.000	0	0	0	0	18.240.000
401	04	20	00	Complemento a obreros por días feriados	1.901.627	0	0	0	0	1.901.627
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	2.182.508	0	0	0	0	2.182.508
401	04	26	00	Bono compensatorio de alimentación al personal contratado	66.480.000	0	0	0	0	66.480.000
401	04	28	00	Complemento al personal contratado por días feriados	1.145.962	0	0	0	0	1.145.962
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	120.000	0	0	0	0	120.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	5.760.000	0	0	0	0	5.760.000
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	54.000	0	0	0	0	54.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	2.592.000	0	0	0	0	2.592.000
401	04	96	00	Otros complementos a empleados	18.684.000	0	0	0	0	18.684.000
401	04	97	00	Otros complementos a obreros	8.208.000	0	0	0	0	8.208.000
401	04	98	00	Otros complementos al personal contratado	29.916.000	0	0	0	0	29.916.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	107.457.150	0	0	0	0	107.457.150
401	05	01	00	Aguinaldos a empleados	17.794.300	0	0	0	0	17.794.300
401	05	03	00	Bono vacacional a empleados	11.862.867	0	0	0	0	11.862.867
401	05	04	00	Aguinaldos a obreros	9.465.383	0	0	0	0	9.465.383
401	05	06	00	Bono vacacional a obreros	4.791.380	0	0	0	0	4.791.380
401	05	07	00	Aguinaldos al personal contratado	38.854.144	0	0	0	0	38.854.144
401	05	08	00	Bono vacacional al personal contratado	17.928.654	0	0	0	0	17.928.654
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	89.805	0	0	0	0	89.805
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	59.870	0	0	0	0	59.870
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	3.966.448	0	0	0	0	3.966.448
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	2.644.299	0	0	0	0	2.644.299

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

ACCIÓN CENTRALIZADA: 740001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 740001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	00	00	Aportes patronales y legales	39.705.416	0	0	0	0	39.705.416
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	7.016.980	0	0	0	0	7.016.980
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.135.316	0	0	0	0	2.135.316
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.403.396	0	0	0	0	1.403.396
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.016.687	0	0	0	0	2.016.687
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.687.324	0	0	0	0	2.687.324
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	862.448	0	0	0	0	862.448
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	537.465	0	0	0	0	537.465
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	882.501	0	0	0	0	882.501
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	10.757.192	0	0	0	0	10.757.192
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	3.287.094	0	0	0	0	3.287.094
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	2.151.438	0	0	0	0	2.151.438
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	35.922	0	0	0	0	35.922
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	10.777	0	0	0	0	10.777
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	10.178	0	0	0	0	10.178
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	7.184	0	0	0	0	7.184
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.586.579	0	0	0	0	1.586.579
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	475.974	0	0	0	0	475.974
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	296.487	0	0	0	0	296.487
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	317.316	0	0	0	0	317.316
401	06	95	00	Otros aportes legales por personal contratado	3.227.158	0	0	0	0	3.227.158
401	07	00	00	Asistencia socio-económica	327.613.293	0	0	0	0	327.613.293
401	07	01	00	Capacitación y adiestramiento a empleados	2.786.400	0	0	0	0	2.786.400
401	07	02	00	Becas a empleados	10.611.000	0	0	0	0	10.611.000
401	07	03	00	Ayudas por matrimonio a empleados	48.750	0	0	0	0	48.750

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE ACCIÓN CENTRALIZADA: 740001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 740001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	48.750	0	0	0	0	48.750
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	8.420.376	0	0	0	0	8.420.376
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	60.519.484	0	0	0	0	60.519.484
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.587.500	0	0	0	0	2.587.500
401	07	10	00	Dotación de uniformes a empleados	6.487.500	0	0	0	0	6.487.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.849.664	0	0	0	0	2.849.664
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.276.000	0	0	0	0	3.276.000
401	07	17	00	Capacitación y adiestramiento a obreros	2.116.800	0	0	0	0	2.116.800
401	07	18	00	Becas a obreros	7.387.200	0	0	0	0	7.387.200
401	07	19	00	Ayudas por matrimonio de obreros	30.000	0	0	0	0	30.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	54.000	0	0	0	0	54.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	3.183.878	0	0	0	0	3.183.878
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	20.199.640	0	0	0	0	20.199.640
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.710.000	0	0	0	0	1.710.000
401	07	26	00	Dotación de uniformes a obreros	2.850.000	0	0	0	0	2.850.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	207.604	0	0	0	0	207.604
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	2.394.000	0	0	0	0	2.394.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	38.786	0	0	0	0	38.786
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	270.879	0	0	0	0	270.879
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	165.600	0	0	0	0	165.600
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	41.250	0	0	0	0	41.250
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	78.750	0	0	0	0	78.750
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.903.895	0	0	0	0	1.903.895
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	9.508.339	0	0	0	0	9.508.339
401	07	74	00	Capacitación y adiestramiento al personal contratado	2.743.200	0	0	0	0	2.743.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE **ACCIÓN CENTRALIZADA:** 740001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 740001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	75	00	Becas al personal contratado	10.618.200	0	0	0	0	10.618.200
401	07	76	00	Ayudas por matrimonio al personal contratado	90.000	0	0	0	0	90.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	435.000	0	0	0	0	435.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	12.908.631	0	0	0	0	12.908.631
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	73.204.860	0	0	0	0	73.204.860
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	8.310.000	0	0	0	0	8.310.000
401	07	83	00	Dotación de uniformes al personal contratado	10.387.500	0	0	0	0	10.387.500
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	5.556.845	0	0	0	0	5.556.845
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	8.725.500	0	0	0	0	8.725.500
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	129.350	0	0	0	0	129.350
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	5.429.112	0	0	0	0	5.429.112
401	07	96	00	Otras subvenciones a empleados	10.959.500	0	0	0	0	10.959.500
401	07	97	00	Otras subvenciones a obreros	6.067.000	0	0	0	0	6.067.000
401	07	99	00	Otras subvenciones al personal contratado	22.272.550	0	0	0	0	22.272.550
401	08	00	00	Prestaciones sociales e indemnizaciones	70.528.405	0	0	0	0	70.528.405
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	27.887.619	0	0	0	0	27.887.619
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	8.402.106	0	0	0	0	8.402.106
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	28.305.536	0	0	0	0	28.305.536
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	83.818	0	0	0	0	83.818
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	5.849.326	0	0	0	0	5.849.326
403	**00**	**00**	**00**	**Servicios no personales**	**49.802.936**	**0**	**0**	**0**	**0**	**49.802.936**
403	16	00	00	Servicios de diversión, esparcimiento y culturales	42.802.936	0	0	0	0	42.802.936
403	16	01	00	Servicios de diversión, esparcimiento y culturales	42.802.936	0	0	0	0	42.802.936
403	18	00	00	Impuestos indirectos	5.500.000	0	0	0	0	5.500.000
403	18	01	00	Impuesto al valor agregado	5.500.000	0	0	0	0	5.500.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.500.000	0	0	0	0	1.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

ACCIÓN CENTRALIZADA: 740001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 740001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.500.000	0	0	0	0	1.500.000
				Totales	**1.015.545.417**	**0**	**0**	**0**	**0**	**1.015.545.417**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE **ACCIÓN CENTRALIZADA:** 740002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**90.112.410**	**0**	**0**	**0**	**0**	**90.112.410**
402	01	00	00	Productos alimenticios y agropecuarios	5.621.458	0	0	0	0	5.621.458
402	01	01	00	Alimentos y bebidas para personas	5.621.458	0	0	0	0	5.621.458
402	03	00	00	Textiles y vestuarios	4.251.680	0	0	0	0	4.251.680
402	03	01	00	Textiles	2.500.000	0	0	0	0	2.500.000
402	03	02	00	Prendas de vestir	1.751.680	0	0	0	0	1.751.680
402	05	00	00	Productos de papel, cartón e impresos	15.318.200	0	0	0	0	15.318.200
402	05	01	00	Pulpa de madera, papel y cartón	7.411.000	0	0	0	0	7.411.000
402	05	03	00	Productos de papel y cartón para oficina	7.907.200	0	0	0	0	7.907.200
402	06	00	00	Productos químicos y derivados	16.884.534	0	0	0	0	16.884.534
402	06	03	00	Tintas, pinturas y colorantes	15.093.014	0	0	0	0	15.093.014
402	06	08	00	Productos plásticos	1.791.520	0	0	0	0	1.791.520
402	08	00	00	Productos metálicos	6.311.700	0	0	0	0	6.311.700
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	6.311.700	0	0	0	0	6.311.700
402	10	00	00	Productos varios y útiles diversos	38.724.838	0	0	0	0	38.724.838
402	10	01	00	Artículos de deporte, recreación y juguetes	2.500.000	0	0	0	0	2.500.000
402	10	02	00	Materiales y útiles de limpieza y aseo	7.825.016	0	0	0	0	7.825.016
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.757.480	0	0	0	0	5.757.480
402	10	08	00	Materiales para equipos de computación	13.287.142	0	0	0	0	13.287.142
402	10	11	00	Materiales eléctricos	6.355.200	0	0	0	0	6.355.200
402	10	99	00	Otros productos y útiles diversos	3.000.000	0	0	0	0	3.000.000
402	99	00	00	Otros materiales y suministros	3.000.000	0	0	0	0	3.000.000
402	99	01	00	Otros materiales y suministros	3.000.000	0	0	0	0	3.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**151.250.407**	**0**	**0**	**0**	**0**	**151.250.407**
403	01	00	00	Alquileres de inmuebles	2.070.670	0	0	0	0	2.070.670
403	01	01	00	Alquileres de edificios y locales	2.070.670	0	0	0	0	2.070.670
403	02	00	00	Alquileres de maquinaria y equipos	7.178.000	0	0	0	0	7.178.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	7.178.000	0	0	0	0	7.178.000
403	04	00	00	Servicios básicos	20.215.000	0	0	0	0	20.215.000
403	04	01	00	Electricidad	2.000.000	0	0	0	0	2.000.000
403	04	04	00	Teléfonos	13.000.000	0	0	0	0	13.000.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	10.000.000	0	0	0	0	10.000.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	3.000.000	0	0	0	0	3.000.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE **ACCIÓN CENTRALIZADA:** 740002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	05	00	Servicio de comunicaciones	1.500.000	0	0	0	0	1.500.000
403	04	07	00	Servicio de condominio	3.715.000	0	0	0	0	3.715.000
403	06	00	00	Servicios de transporte y almacenaje	1.128.400	0	0	0	0	1.128.400
403	06	01	00	Fletes y embalajes	102.400	0	0	0	0	102.400
403	06	03	00	Estacionamiento	4.000	0	0	0	0	4.000
403	06	04	00	Peaje	22.000	0	0	0	0	22.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.000.000	0	0	0	0	1.000.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	24.671.000	0	0	0	0	24.671.000
403	07	01	00	Publicidad y propaganda	2.171.000	0	0	0	0	2.171.000
403	07	02	00	Imprenta y reproducción	8.000.000	0	0	0	0	8.000.000
403	07	03	00	Relaciones sociales	14.000.000	0	0	0	0	14.000.000
403	07	04	00	Avisos	500.000	0	0	0	0	500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.960.000	0	0	0	0	1.960.000
403	08	01	00	Primas y gastos de seguros	1.960.000	0	0	0	0	1.960.000
403	09	00	00	Viáticos y pasajes	14.100.000	0	0	0	0	14.100.000
403	09	01	00	Viáticos y pasajes dentro del país	12.000.000	0	0	0	0	12.000.000
403	09	02	00	Viáticos y pasajes fuera del país	2.100.000	0	0	0	0	2.100.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	22.319.040	0	0	0	0	22.319.040
403	10	09	00	Servicios de lavandería y tintorería	150.000	0	0	0	0	150.000
403	10	11	00	Servicios para la elaboración y suministro de comida	18.409.040	0	0	0	0	18.409.040
403	10	99	00	Otros servicios profesionales y técnicos	3.760.000	0	0	0	0	3.760.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	12.446.000	0	0	0	0	12.446.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	9.000.000	0	0	0	0	9.000.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	700.000	0	0	0	0	700.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.746.000	0	0	0	0	2.746.000
403	12	00	00	Conservación y reparaciones menores de obras	19.200	0	0	0	0	19.200
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	19.200	0	0	0	0	19.200
403	18	00	00	Impuestos indirectos	30.143.097	0	0	0	0	30.143.097
403	18	01	00	Impuesto al valor agregado	30.143.097	0	0	0	0	30.143.097
403	99	00	00	Otros servicios no personales	15.000.000	0	0	0	0	15.000.000
403	99	01	00	Otros servicios no personales	15.000.000	0	0	0	0	15.000.000
404	**00**	**00**	**00**	**Activos reales**	**20.292.870**	**0**	**0**	**0**	**0**	**20.292.870**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	999.724	0	0	0	0	999.724
404	05	01	00	Equipos de telecomunicaciones	999.724	0	0	0	0	999.724
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	19.293.146	0	0	0	0	19.293.146
404	09	01	00	Mobiliario y equipos de oficina	5.293.146	0	0	0	0	5.293.146
404	09	02	00	Equipos de computación	9.000.000	0	0	0	0	9.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	5.000.000	0	0	0	0	5.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.463.463.682**	**0**	**0**	**0**	**0**	**1.463.463.682**
407	01	00	00	Transferencias y donaciones corrientes internas	1.463.463.682	0	0	0	0	1.463.463.682
407	01	02	00	Donaciones corrientes internas al sector privado	21.999.999	0	0	0	0	21.999.999
407	01	02	01	Donaciones corrientes a personas	21.999.999	0	0	0	0	21.999.999
407	01	03	00	Transferencias corrientes internas al sector público	1.441.463.683	0	0	0	0	1.441.463.683
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.395.155.766	0	0	0	0	1.395.155.766
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	46.307.917	0	0	0	0	46.307.917
				Totales	**1.725.119.369**	**0**	**0**	**0**	**0**	**1.725.119.369**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.441.463.683**	**0**	**0**	**0**	**0**	**1.441.463.683**
407	01	00	00	Transferencias y donaciones corrientes internas	1.441.463.683	0	0	0	0	1.441.463.683
407	01	03	00	Transferencias corrientes internas al sector público	1.441.463.683	0	0	0	0	1.441.463.683
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.395.155.766	0	0	0	0	1.395.155.766
				- A0049 Instituto Nacional de Deportes (IND)	1.050.080.317	0	0	0	0	1.050.080.317
				- A0479 Fundación para la Atención Integral a los Atletas de Alto Rendimiento en Situación de Retiro y Ex-Atletas Jóvenes, Adultos (as) y Adultos (as) Mayores (FUNDAEXAR)	6.832.624	0	0	0	0	6.832.624
				- A0938 Instituto Nacional del Poder Popular de la Juventud	338.242.825	0	0	0	0	338.242.825
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	46.307.917	0	0	0	0	46.307.917
				- A0524 Corporación Venezolana de la Juventud Productora, S.A. (CORPOJUVENTUD, S.A.)	46.307.917	0	0	0	0	46.307.917
				Totales	**1.441.463.683**	**0**	**0**	**0**	**0**	**1.441.463.683**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE **ACCIÓN CENTRALIZADA:** 740002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 740002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**90.112.410**	**0**	**0**	**0**	**0**	**90.112.410**
402	01	00	00	Productos alimenticios y agropecuarios	5.621.458	0	0	0	0	5.621.458
402	01	01	00	Alimentos y bebidas para personas	5.621.458	0	0	0	0	5.621.458
402	03	00	00	Textiles y vestuarios	4.251.680	0	0	0	0	4.251.680
402	03	01	00	Textiles	2.500.000	0	0	0	0	2.500.000
402	03	02	00	Prendas de vestir	1.751.680	0	0	0	0	1.751.680
402	05	00	00	Productos de papel, cartón e impresos	15.318.200	0	0	0	0	15.318.200
402	05	01	00	Pulpa de madera, papel y cartón	7.411.000	0	0	0	0	7.411.000
402	05	03	00	Productos de papel y cartón para oficina	7.907.200	0	0	0	0	7.907.200
402	06	00	00	Productos químicos y derivados	16.884.534	0	0	0	0	16.884.534
402	06	03	00	Tintas, pinturas y colorantes	15.093.014	0	0	0	0	15.093.014
402	06	08	00	Productos plásticos	1.791.520	0	0	0	0	1.791.520
402	08	00	00	Productos metálicos	6.311.700	0	0	0	0	6.311.700
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	6.311.700	0	0	0	0	6.311.700
402	10	00	00	Productos varios y útiles diversos	38.724.838	0	0	0	0	38.724.838
402	10	01	00	Artículos de deporte, recreación y juguetes	2.500.000	0	0	0	0	2.500.000
402	10	02	00	Materiales y útiles de limpieza y aseo	7.825.016	0	0	0	0	7.825.016
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.757.480	0	0	0	0	5.757.480
402	10	08	00	Materiales para equipos de computación	13.287.142	0	0	0	0	13.287.142
402	10	11	00	Materiales eléctricos	6.355.200	0	0	0	0	6.355.200
402	10	99	00	Otros productos y útiles diversos	3.000.000	0	0	0	0	3.000.000
402	99	00	00	Otros materiales y suministros	3.000.000	0	0	0	0	3.000.000
402	99	01	00	Otros materiales y suministros	3.000.000	0	0	0	0	3.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**151.250.407**	**0**	**0**	**0**	**0**	**151.250.407**
403	01	00	00	Alquileres de inmuebles	2.070.670	0	0	0	0	2.070.670
403	01	01	00	Alquileres de edificios y locales	2.070.670	0	0	0	0	2.070.670
403	02	00	00	Alquileres de maquinaria y equipos	7.178.000	0	0	0	0	7.178.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	7.178.000	0	0	0	0	7.178.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE **ACCIÓN CENTRALIZADA:** 740002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 740002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	00	00	Servicios básicos	20.215.000	0	0	0	0	20.215.000
403	04	01	00	Electricidad	2.000.000	0	0	0	0	2.000.000
403	04	04	00	Teléfonos	13.000.000	0	0	0	0	13.000.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	10.000.000	0	0	0	0	10.000.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	3.000.000	0	0	0	0	3.000.000
403	04	05	00	Servicio de comunicaciones	1.500.000	0	0	0	0	1.500.000
403	04	07	00	Servicio de condominio	3.715.000	0	0	0	0	3.715.000
403	06	00	00	Servicios de transporte y almacenaje	1.128.400	0	0	0	0	1.128.400
403	06	01	00	Fletes y embalajes	102.400	0	0	0	0	102.400
403	06	03	00	Estacionamiento	4.000	0	0	0	0	4.000
403	06	04	00	Peaje	22.000	0	0	0	0	22.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.000.000	0	0	0	0	1.000.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	24.671.000	0	0	0	0	24.671.000
403	07	01	00	Publicidad y propaganda	2.171.000	0	0	0	0	2.171.000
403	07	02	00	Imprenta y reproducción	8.000.000	0	0	0	0	8.000.000
403	07	03	00	Relaciones sociales	14.000.000	0	0	0	0	14.000.000
403	07	04	00	Avisos	500.000	0	0	0	0	500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.960.000	0	0	0	0	1.960.000
403	08	01	00	Primas y gastos de seguros	1.960.000	0	0	0	0	1.960.000
403	09	00	00	Viáticos y pasajes	14.100.000	0	0	0	0	14.100.000
403	09	01	00	Viáticos y pasajes dentro del país	12.000.000	0	0	0	0	12.000.000
403	09	02	00	Viáticos y pasajes fuera del país	2.100.000	0	0	0	0	2.100.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	22.319.040	0	0	0	0	22.319.040
403	10	09	00	Servicios de lavandería y tintorería	150.000	0	0	0	0	150.000
403	10	11	00	Servicios para la elaboración y suministro de comida	18.409.040	0	0	0	0	18.409.040
403	10	99	00	Otros servicios profesionales y técnicos	3.760.000	0	0	0	0	3.760.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	12.446.000	0	0	0	0	12.446.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	9.000.000	0	0	0	0	9.000.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE **ACCIÓN CENTRALIZADA:** 740002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 740002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	700.000	0	0	0	0	700.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.746.000	0	0	0	0	2.746.000
403	12	00	00	Conservación y reparaciones menores de obras	19.200	0	0	0	0	19.200
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	19.200	0	0	0	0	19.200
403	18	00	00	Impuestos indirectos	30.143.097	0	0	0	0	30.143.097
403	18	01	00	Impuesto al valor agregado	30.143.097	0	0	0	0	30.143.097
403	99	00	00	Otros servicios no personales	15.000.000	0	0	0	0	15.000.000
403	99	01	00	Otros servicios no personales	15.000.000	0	0	0	0	15.000.000
404	**00**	**00**	**00**	**Activos reales**	**20.292.870**	**0**	**0**	**0**	**0**	**20.292.870**
404	05	00	00	Equipos de comunicaciones y de señalamiento	999.724	0	0	0	0	999.724
404	05	01	00	Equipos de telecomunicaciones	999.724	0	0	0	0	999.724
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	19.293.146	0	0	0	0	19.293.146
404	09	01	00	Mobiliario y equipos de oficina	5.293.146	0	0	0	0	5.293.146
404	09	02	00	Equipos de computación	9.000.000	0	0	0	0	9.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	5.000.000	0	0	0	0	5.000.000
				Totales	**261.655.687**	**0**	**0**	**0**	**0**	**261.655.687**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE **ACCIÓN CENTRALIZADA:** 740002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 740002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**21.999.999**	**0**	**0**	**0**	**0**	**21.999.999**
407	01	00	00	Transferencias y donaciones corrientes internas	21.999.999	0	0	0	0	21.999.999
407	01	02	00	Donaciones corrientes internas al sector privado	21.999.999	0	0	0	0	21.999.999
407	01	02	01	Donaciones corrientes a personas	21.999.999	0	0	0	0	21.999.999
				Totales	**21.999.999**	**0**	**0**	**0**	**0**	**21.999.999**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE **ACCIÓN CENTRALIZADA:** 740002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 740002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.441.463.683**	**0**	**0**	**0**	**0**	**1.441.463.683**
407	01	00	00	Transferencias y donaciones corrientes internas	1.441.463.683	0	0	0	0	1.441.463.683
407	01	03	00	Transferencias corrientes internas al sector público	1.441.463.683	0	0	0	0	1.441.463.683
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.395.155.766	0	0	0	0	1.395.155.766
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	46.307.917	0	0	0	0	46.307.917
				Totales	**1.441.463.683**	**0**	**0**	**0**	**0**	**1.441.463.683**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE **ACCIÓN CENTRALIZADA:** 740003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**396.548**	**0**	**0**	**0**	**0**	**396.548**
407	01	00	00	Transferencias y donaciones corrientes internas	396.548	0	0	0	0	396.548
407	01	01	00	Transferencias corrientes internas al sector privado	197.714	0	0	0	0	197.714
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	89.060	0	0	0	0	89.060
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	20.748	0	0	0	0	20.748
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	10.687	0	0	0	0	10.687
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	59.219	0	0	0	0	59.219
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	18.000	0	0	0	0	18.000
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	198.834	0	0	0	0	198.834
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	89.060	0	0	0	0	89.060
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	16.264	0	0	0	0	16.264
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	75.510	0	0	0	0	75.510
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	18.000	0	0	0	0	18.000
				Totales	**396.548**	**0**	**0**	**0**	**0**	**396.548**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 74 - 110

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE **ACCIÓN CENTRALIZADA:** 740003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE **ACCIÓN CENTRALIZADA:** 740003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 740003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**396.548**	**0**	**0**	**0**	**0**	**396.548**
407	01	00	00	Transferencias y donaciones corrientes internas	396.548	0	0	0	0	396.548
407	01	01	00	Transferencias corrientes internas al sector privado	197.714	0	0	0	0	197.714
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	89.060	0	0	0	0	89.060
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	20.748	0	0	0	0	20.748
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	10.687	0	0	0	0	10.687
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	59.219	0	0	0	0	59.219
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	18.000	0	0	0	0	18.000
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	198.834	0	0	0	0	198.834
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	89.060	0	0	0	0	89.060
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	16.264	0	0	0	0	16.264
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	75.510	0	0	0	0	75.510
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	18.000	0	0	0	0	18.000
				Totales	**396.548**	**0**	**0**	**0**	**0**	**396.548**

75

Ministerio del Poder Popular para Ecosocialismo y Aguas

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**2.192.598.929**	0	0	0	0	**2.192.598.929**
401	01	00	00	Sueldos, salarios y otras retribuciones	314.607.489	0	0	0	0	314.607.489
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	187.263.400	0	0	0	0	187.263.400
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	84.916.300	0	0	0	0	84.916.300
401	01	13	00	Suplencias a obreros	500.000	0	0	0	0	500.000
401	01	18	00	Remuneraciones al personal contratado	40.484.500	0	0	0	0	40.484.500
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	35.324.500	0	0	0	0	35.324.500
401	01	18	02	Remuneraciones por honorarios profesionales	5.160.000	0	0	0	0	5.160.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	833.889	0	0	0	0	833.889
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	155.900	0	0	0	0	155.900
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	453.500	0	0	0	0	453.500
401	03	00	00	Primas	94.711.558	0	0	0	0	94.711.558
401	03	08	00	Primas de profesionalización a empleados	27.219.635	0	0	0	0	27.219.635
401	03	09	00	Primas por antigüedad a empleados	37.452.680	0	0	0	0	37.452.680
401	03	21	00	Primas por antigüedad a obreros	16.983.260	0	0	0	0	16.983.260
401	03	22	00	Primas de profesionalización a obreros	4.666.350	0	0	0	0	4.666.350
401	03	40	00	Primas de profesionalización al personal contratado	2.325.515	0	0	0	0	2.325.515
401	03	41	00	Primas por antigüedad al personal contratado	5.290.340	0	0	0	0	5.290.340
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	128.883	0	0	0	0	128.883
401	03	95	00	Otras primas al personal de alto nivel y de dirección	374.895	0	0	0	0	374.895
401	03	97	00	Otras primas a empleados	270.000	0	0	0	0	270.000
401	04	00	00	Complementos de sueldos y salarios	491.304.550	0	0	0	0	491.304.550
401	04	06	00	Complemento a empleados por comisión de servicios	1.612.950	0	0	0	0	1.612.950
401	04	08	00	Bono compensatorio de alimentación a empleados	186.454.800	0	0	0	0	186.454.800
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	300.000	0	0	0	0	300.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	700.000	0	0	0	0	700.000
401	04	18	00	Bono compensatorio de alimentación a obreros	108.956.400	0	0	0	0	108.956.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	25.578.000	0	0	0	0	25.578.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	58.800	0	0	0	0	58.800
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	176.400	0	0	0	0	176.400
401	04	96	00	Otros complementos a empleados	107.094.600	0	0	0	0	107.094.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	97	00	Otros complementos a obreros	60.372.600	0	0	0	0	60.372.600
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	63.285.370	0	0	0	0	63.285.370
401	05	01	00	Aguinaldos a empleados	1.494.000	0	0	0	0	1.494.000
401	05	03	00	Bono vacacional a empleados	38.997.000	0	0	0	0	38.997.000
401	05	04	00	Aguinaldos a obreros	616.000	0	0	0	0	616.000
401	05	06	00	Bono vacacional a obreros	17.619.070	0	0	0	0	17.619.070
401	05	07	00	Aguinaldos al personal contratado	88.000	0	0	0	0	88.000
401	05	08	00	Bono vacacional al personal contratado	4.193.000	0	0	0	0	4.193.000
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	71.200	0	0	0	0	71.200
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	207.100	0	0	0	0	207.100
401	06	00	00	Aportes patronales y legales	96.857.966	0	0	0	0	96.857.966
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	35.903.037	0	0	0	0	35.903.037
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	10.770.914	0	0	0	0	10.770.914
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.180.612	0	0	0	0	7.180.612
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	7.180.612	0	0	0	0	7.180.612
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	16.693.852	0	0	0	0	16.693.852
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	5.008.159	0	0	0	0	5.008.159
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	3.338.774	0	0	0	0	3.338.774
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.338.774	0	0	0	0	3.338.774
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.294.400	0	0	0	0	4.294.400
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	859.200	0	0	0	0	859.200
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	859.200	0	0	0	0	859.200
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	21.359	0	0	0	0	21.359
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	6.408	0	0	0	0	6.408
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	4.272	0	0	0	0	4.272
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	4.272	0	0	0	0	4.272
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	62.130	0	0	0	0	62.130
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	18.639	0	0	0	0	18.639
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	12.426	0	0	0	0	12.426

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	12.426	0	0	0	0	12.426
401	06	95	00	Otros aportes legales por personal contratado	1.288.500	0	0	0	0	1.288.500
401	07	00	00	Asistencia socio-económica	991.262.934	0	0	0	0	991.262.934
401	07	01	00	Capacitación y adiestramiento a empleados	850.000	0	0	0	0	850.000
401	07	02	00	Becas a empleados	14.094.000	0	0	0	0	14.094.000
401	07	03	00	Ayudas por matrimonio a empleados	94.500	0	0	0	0	94.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	189.000	0	0	0	0	189.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	53.854.551	0	0	0	0	53.854.551
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	229.263.300	0	0	0	0	229.263.300
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	9.905.000	0	0	0	0	9.905.000
401	07	10	00	Dotación de uniformes a empleados	142.875.000	0	0	0	0	142.875.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.562.402	0	0	0	0	3.562.402
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	10.451.700	0	0	0	0	10.451.700
401	07	17	00	Capacitación y adiestramiento a obreros	600.000	0	0	0	0	600.000
401	07	18	00	Becas a obreros	9.136.800	0	0	0	0	9.136.800
401	07	19	00	Ayudas por matrimonio de obreros	94.500	0	0	0	0	94.500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	189.000	0	0	0	0	189.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	25.040.779	0	0	0	0	25.040.779
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	133.971.900	0	0	0	0	133.971.900
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	7.755.000	0	0	0	0	7.755.000
401	07	26	00	Dotación de uniformes a obreros	83.385.000	0	0	0	0	83.385.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	2.671.802	0	0	0	0	2.671.802
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	10.297.350	0	0	0	0	10.297.350
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	58.800	0	0	0	0	58.800
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	72.300	0	0	0	0	72.300
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	55.550	0	0	0	0	55.550
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	176.400	0	0	0	0	176.400
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	216.900	0	0	0	0	216.900
401	07	74	00	Capacitación y adiestramiento al personal contratado	200.000	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	75	00	Becas al personal contratado	5.743.800	0	0	0	0	5.743.800
401	07	76	00	Ayudas por matrimonio al personal contratado	94.500	0	0	0	0	94.500
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	189.000	0	0	0	0	189.000
401	07	78	00	Ayudas por defunción al personal contratado	3.220.700	0	0	0	0	3.220.700
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	31.450.500	0	0	0	0	31.450.500
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.000.000	0	0	0	0	1.000.000
401	07	83	00	Dotación de uniformes al personal contratado	19.575.000	0	0	0	0	19.575.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	890.700	0	0	0	0	890.700
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	2.572.500	0	0	0	0	2.572.500
401	07	96	00	Otras subvenciones a empleados	126.279.800	0	0	0	0	126.279.800
401	07	97	00	Otras subvenciones a obreros	60.255.900	0	0	0	0	60.255.900
401	07	99	00	Otras subvenciones al personal contratado	929.000	0	0	0	0	929.000
401	08	00	00	Prestaciones sociales e indemnizaciones	140.569.062	0	0	0	0	140.569.062
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	87.264.492	0	0	0	0	87.264.492
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	40.575.432	0	0	0	0	40.575.432
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	12.526.200	0	0	0	0	12.526.200
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	51.918	0	0	0	0	51.918
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	151.020	0	0	0	0	151.020
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**404.306.408**	**0**	**0**	**0**	**0**	**404.306.408**
402	01	00	00	Productos alimenticios y agropecuarios	25.532.566	0	0	0	0	25.532.566
402	01	01	00	Alimentos y bebidas para personas	23.050.651	0	0	0	0	23.050.651
402	01	02	00	Alimentos para animales	1.420.920	0	0	0	0	1.420.920
402	01	03	00	Productos agrícolas y pecuarios	1.060.995	0	0	0	0	1.060.995
402	02	00	00	Productos de minas, canteras y yacimientos	130.070	0	0	0	0	130.070
402	02	05	00	Piedra, arcilla, arena y tierra	130.070	0	0	0	0	130.070
402	03	00	00	Textiles y vestuarios	20.505.590	0	0	0	0	20.505.590
402	03	01	00	Textiles	1.198.626	0	0	0	0	1.198.626
402	03	02	00	Prendas de vestir	19.250.964	0	0	0	0	19.250.964
402	03	03	00	Calzados	56.000	0	0	0	0	56.000
402	04	00	00	Productos de cuero y caucho	82.108.790	0	0	0	0	82.108.790

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	04	03	00	Cauchos y tripas para vehículos	82.075.504	0	0	0	0	82.075.504
402	04	99	00	Otros productos de cuero y caucho	33.286	0	0	0	0	33.286
402	05	00	00	Productos de papel, cartón e impresos	41.830.496	0	0	0	0	41.830.496
402	05	01	00	Pulpa de madera, papel y cartón	10.499.056	0	0	0	0	10.499.056
402	05	02	00	Envases y cajas de papel y cartón	1.128.362	0	0	0	0	1.128.362
402	05	03	00	Productos de papel y cartón para oficina	21.455.445	0	0	0	0	21.455.445
402	05	04	00	Libros, revistas y periódicos	707.730	0	0	0	0	707.730
402	05	05	00	Material de enseñanza	135.000	0	0	0	0	135.000
402	05	06	00	Productos de papel y cartón para computación	1.438.870	0	0	0	0	1.438.870
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.354.680	0	0	0	0	6.354.680
402	05	99	00	Otros productos de pulpa, papel y cartón	111.353	0	0	0	0	111.353
402	06	00	00	Productos químicos y derivados	71.804.044	0	0	0	0	71.804.044
402	06	01	00	Sustancias químicas y de uso industrial	662.212	0	0	0	0	662.212
402	06	02	00	Abonos, plaguicidas y otros	561.440	0	0	0	0	561.440
402	06	03	00	Tintas, pinturas y colorantes	52.688.036	0	0	0	0	52.688.036
402	06	04	00	Productos farmacéuticos y medicamentos	1.295.944	0	0	0	0	1.295.944
402	06	05	00	Productos de tocador	959.590	0	0	0	0	959.590
402	06	06	00	Combustibles y lubricantes	5.065.295	0	0	0	0	5.065.295
402	06	07	00	Productos diversos derivados del petróleo y del carbón	20.000	0	0	0	0	20.000
402	06	08	00	Productos plásticos	10.437.627	0	0	0	0	10.437.627
402	06	99	00	Otros productos de la industria química y conexos	113.900	0	0	0	0	113.900
402	07	00	00	Productos minerales no metálicos	705.891	0	0	0	0	705.891
402	07	01	00	Productos de barro, loza y porcelana	19.758	0	0	0	0	19.758
402	07	02	00	Vidrios y productos de vidrio	513.781	0	0	0	0	513.781
402	07	03	00	Productos de arcilla para construcción	5.000	0	0	0	0	5.000
402	07	04	00	Cemento, cal y yeso	167.352	0	0	0	0	167.352
402	08	00	00	Productos metálicos	44.479.372	0	0	0	0	44.479.372
402	08	01	00	Productos primarios de hierro y acero	58.571	0	0	0	0	58.571
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.007.391	0	0	0	0	10.007.391
402	08	04	00	Productos metálicos estructurales	20.132	0	0	0	0	20.132
402	08	07	00	Material de señalamiento	320.200	0	0	0	0	320.200

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	12.334.863	0	0	0	0	12.334.863
402	08	10	00	Repuestos y accesorios para otros equipos	2.810.028	0	0	0	0	2.810.028
402	08	99	00	Otros productos metálicos	18.928.187	0	0	0	0	18.928.187
402	09	00	00	Productos de madera	383.780	0	0	0	0	383.780
402	09	01	00	Productos primarios de madera	281.400	0	0	0	0	281.400
402	09	02	00	Muebles y accesorios de madera para edificaciones	5.080	0	0	0	0	5.080
402	09	99	00	Otros productos de madera	97.300	0	0	0	0	97.300
402	10	00	00	Productos varios y útiles diversos	116.180.837	0	0	0	0	116.180.837
402	10	01	00	Artículos de deporte, recreación y juguetes	589.443	0	0	0	0	589.443
402	10	02	00	Materiales y útiles de limpieza y aseo	14.512.740	0	0	0	0	14.512.740
402	10	03	00	Utensilios de cocina y comedor	1.649.769	0	0	0	0	1.649.769
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.736.855	0	0	0	0	2.736.855
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.144.370	0	0	0	0	15.144.370
402	10	06	00	Condecoraciones, ofrendas y similares	941.576	0	0	0	0	941.576
402	10	07	00	Productos de seguridad en el trabajo	5.166.204	0	0	0	0	5.166.204
402	10	08	00	Materiales para equipos de computación	36.875.734	0	0	0	0	36.875.734
402	10	09	00	Especies timbradas y valores	300	0	0	0	0	300
402	10	10	00	Útiles religiosos	153.800	0	0	0	0	153.800
402	10	11	00	Materiales eléctricos	32.300.745	0	0	0	0	32.300.745
402	10	12	00	Materiales para instalaciones sanitarias	5.398.931	0	0	0	0	5.398.931
402	10	13	00	Materiales fotográficos	162.500	0	0	0	0	162.500
402	10	99	00	Otros productos y útiles diversos	547.870	0	0	0	0	547.870
402	11	00	00	Bienes para la venta	2.559	0	0	0	0	2.559
402	11	99	00	Otros bienes para la venta	2.559	0	0	0	0	2.559
402	99	00	00	Otros materiales y suministros	642.413	0	0	0	0	642.413
402	99	01	00	Otros materiales y suministros	642.413	0	0	0	0	642.413
403	**00**	**00**	**00**	**Servicios no personales**	**658.195.381**	**0**	**0**	**0**	**0**	**658.195.381**
403	01	00	00	Alquileres de inmuebles	2.094.102	0	0	0	0	2.094.102
403	01	01	00	Alquileres de edificios y locales	2.094.102	0	0	0	0	2.094.102
403	02	00	00	Alquileres de maquinaria y equipos	1.808.720	0	0	0	0	1.808.720
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.720.000	0	0	0	0	1.720.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	88.720	0	0	0	0	88.720
403	03	00	00	Derechos sobre bienes intangibles	1.500.000	0	0	0	0	1.500.000
403	03	03	00	Paquetes y programas de computación	1.500.000	0	0	0	0	1.500.000
403	04	00	00	Servicios básicos	18.398.303	0	0	0	0	18.398.303
403	04	01	00	Electricidad	4.831.128	0	0	0	0	4.831.128
403	04	02	00	Gas	180	0	0	0	0	180
403	04	03	00	Agua	4.123.734	0	0	0	0	4.123.734
403	04	04	00	Teléfonos	4.355.193	0	0	0	0	4.355.193
403	04	04	01	Servicios de telefonía prestados por organismos públicos	4.139.393	0	0	0	0	4.139.393
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	215.800	0	0	0	0	215.800
403	04	05	00	Servicio de comunicaciones	4.265.000	0	0	0	0	4.265.000
403	04	06	00	Servicio de aseo urbano y domiciliario	688.943	0	0	0	0	688.943
403	04	07	00	Servicio de condominio	134.125	0	0	0	0	134.125
403	06	00	00	Servicios de transporte y almacenaje	5.044.952	0	0	0	0	5.044.952
403	06	01	00	Fletes y embalajes	682.768	0	0	0	0	682.768
403	06	03	00	Estacionamiento	413.278	0	0	0	0	413.278
403	06	04	00	Peaje	15.486	0	0	0	0	15.486
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.933.420	0	0	0	0	3.933.420
403	07	00	00	Servicios de información, impresión y relaciones públicas	30.205.620	0	0	0	0	30.205.620
403	07	01	00	Publicidad y propaganda	1.544.400	0	0	0	0	1.544.400
403	07	02	00	Imprenta y reproducción	9.789.951	0	0	0	0	9.789.951
403	07	03	00	Relaciones sociales	17.334.483	0	0	0	0	17.334.483
403	07	04	00	Avisos	1.536.786	0	0	0	0	1.536.786
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	22.696.223	0	0	0	0	22.696.223
403	08	01	00	Primas y gastos de seguros	22.511.000	0	0	0	0	22.511.000
403	08	02	00	Comisiones y gastos bancarios	185.223	0	0	0	0	185.223
403	09	00	00	Viáticos y pasajes	52.672.133	0	0	0	0	52.672.133
403	09	01	00	Viáticos y pasajes dentro del país	48.581.931	0	0	0	0	48.581.931
403	09	02	00	Viáticos y pasajes fuera del país	4.084.702	0	0	0	0	4.084.702
403	09	03	00	Asignación por kilómetros recorridos	5.500	0	0	0	0	5.500
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	47.280.464	0	0	0	0	47.280.464

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	01	00	Servicios jurídicos	1.500.000	0	0	0	0	1.500.000
403	10	02	00	Servicios de contabilidad y auditoría	1.000.000	0	0	0	0	1.000.000
403	10	03	00	Servicios de procesamiento de datos	13.854.524	0	0	0	0	13.854.524
403	10	04	00	Servicios de ingeniería y arquitectónicos	750.000	0	0	0	0	750.000
403	10	07	00	Servicios de capacitación y adiestramiento	3.000.000	0	0	0	0	3.000.000
403	10	08	00	Servicios presupuestarios	605.800	0	0	0	0	605.800
403	10	09	00	Servicios de lavandería y tintorería	1.000	0	0	0	0	1.000
403	10	10	00	Servicios de vigilancia	1.621.868	0	0	0	0	1.621.868
403	10	99	00	Otros servicios profesionales y técnicos	24.947.272	0	0	0	0	24.947.272
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	137.268.980	0	0	0	0	137.268.980
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	2.368.775	0	0	0	0	2.368.775
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	44.439.769	0	0	0	0	44.439.769
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	736.940	0	0	0	0	736.940
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	150.000	0	0	0	0	150.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	2.546.200	0	0	0	0	2.546.200
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	84.012.021	0	0	0	0	84.012.021
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	3.015.275	0	0	0	0	3.015.275
403	12	00	00	Conservación y reparaciones menores de obras	13.660.157	0	0	0	0	13.660.157
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	13.660.157	0	0	0	0	13.660.157
403	15	00	00	Servicios fiscales	2.840.000	0	0	0	0	2.840.000
403	15	02	00	Tasas y otros derechos obligatorios	2.840.000	0	0	0	0	2.840.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	84.882.040	0	0	0	0	84.882.040
403	16	01	00	Servicios de diversión, esparcimiento y culturales	84.882.040	0	0	0	0	84.882.040
403	18	00	00	Impuestos indirectos	165.036.873	0	0	0	0	165.036.873
403	18	01	00	Impuesto al valor agregado	165.036.873	0	0	0	0	165.036.873
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	6.424.488	0	0	0	0	6.424.488
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	6.424.488	0	0	0	0	6.424.488
403	99	00	00	Otros servicios no personales	66.382.326	0	0	0	0	66.382.326
403	99	01	00	Otros servicios no personales	66.382.326	0	0	0	0	66.382.326
404	**00**	**00**	**00**	**Activos reales**	**228.522.559**	**0**	**0**	**0**	**0**	**228.522.559**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	19.168.369	0	0	0	0	19.168.369
404	01	01	00	Repuestos mayores	7.085.675	0	0	0	0	7.085.675
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	194.100	0	0	0	0	194.100
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	4.922.471	0	0	0	0	4.922.471
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	1.237.032	0	0	0	0	1.237.032
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	611.536	0	0	0	0	611.536
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	120.536	0	0	0	0	120.536
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	12.082.694	0	0	0	0	12.082.694
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	11.778.050	0	0	0	0	11.778.050
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	160.000	0	0	0	0	160.000
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	144.644	0	0	0	0	144.644
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	40.000.000	0	0	0	0	40.000.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	40.000.000	0	0	0	0	40.000.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	9.482.815	0	0	0	0	9.482.815
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	669.088	0	0	0	0	669.088
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	487.060	0	0	0	0	487.060
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	353.260	0	0	0	0	353.260
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.541.427	0	0	0	0	3.541.427
404	03	05	00	Maquinaria y equipos industriales y de taller	3.137.820	0	0	0	0	3.137.820
404	03	06	00	Maquinaria y equipos de energía	398.160	0	0	0	0	398.160
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	896.000	0	0	0	0	896.000
404	04	00	00	Equipos de transporte, tracción y elevación	1.353.600	0	0	0	0	1.353.600
404	04	01	00	Vehículos automotores terrestres	603.600	0	0	0	0	603.600
404	04	03	00	Equipos marítimos de transporte	680.000	0	0	0	0	680.000
404	04	05	00	Vehículos de tracción no motorizados	70.000	0	0	0	0	70.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	27.268.975	0	0	0	0	27.268.975
404	05	01	00	Equipos de telecomunicaciones	26.548.975	0	0	0	0	26.548.975
404	05	02	00	Equipos de señalamiento	120.000	0	0	0	0	120.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	600.000	0	0	0	0	600.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	500.000	0	0	0	0	500.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	500.000	0	0	0	0	500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	7.356.807	0	0	0	0	7.356.807
404	07	01	00	Equipos científicos y de laboratorio	3.248.780	0	0	0	0	3.248.780
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.828.527	0	0	0	0	2.828.527
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	634.000	0	0	0	0	634.000
404	07	06	00	Instrumentos musicales y equipos de audio	140.000	0	0	0	0	140.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	505.500	0	0	0	0	505.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	119.849.993	0	0	0	0	119.849.993
404	09	01	00	Mobiliario y equipos de oficina	22.763.061	0	0	0	0	22.763.061
404	09	02	00	Equipos de computación	64.203.823	0	0	0	0	64.203.823
404	09	03	00	Mobiliario y equipos de alojamiento	29.711.831	0	0	0	0	29.711.831
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.171.278	0	0	0	0	3.171.278
404	12	00	00	Activos intangibles	210.000	0	0	0	0	210.000
404	12	04	00	Paquetes y programas de computación	210.000	0	0	0	0	210.000
404	99	00	00	Otros activos reales	3.332.000	0	0	0	0	3.332.000
404	99	01	00	Otros activos reales	3.332.000	0	0	0	0	3.332.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.033.617.666**	**2.474.142.413**	**0**	**0**	**0**	**8.507.760.079**
407	01	00	00	Transferencias y donaciones corrientes internas	6.033.617.666	0	0	0	0	6.033.617.666
407	01	01	00	Transferencias corrientes internas al sector privado	1.015.386.045	0	0	0	0	1.015.386.045
407	01	01	01	Pensiones del personal empleado, obrero y militar	62.664.000	0	0	0	0	62.664.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	302.080.200	0	0	0	0	302.080.200
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	4.699.800	0	0	0	0	4.699.800
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	92.263.000	0	0	0	0	92.263.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	23.505.510	0	0	0	0	23.505.510
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	22.656.015	0	0	0	0	22.656.015
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	260.777.600	0	0	0	0	260.777.600
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	246.739.920	0	0	0	0	246.739.920
407	01	03	00	Transferencias corrientes internas al sector público	5.018.231.621	0	0	0	0	5.018.231.621
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.183.138.039	0	0	0	0	2.183.138.039
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	2.835.093.582	0	0	0	0	2.835.093.582

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	03	00	00	Transferencias y donaciones de capital internas	0	2.474.142.413	0	0	0	2.474.142.413
407	03	03	00	Transferencias de capital internas al sector público	0	2.474.142.413	0	0	0	2.474.142.413
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	1.420.111.431	0	0	0	1.420.111.431
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	1.054.030.982	0	0	0	1.054.030.982
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.000.000**	**0**	0	0	0	**2.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	2.000.000	0	0	0	0	2.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	2.000.000	0	0	0	0	2.000.000
				Totales	**9.519.240.943**	**2.474.142.413**	0	0	0	**11.993.383.356**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127732 750020000 GESTIÓN INTEGRAL DE LAS CUENCAS, EN LAS REGIONES HIDROGRÁFICAS: LAGO DE MARACAIBO, FALCONIANA, CENTRO OCCIDENTAL, CENTRAL, ORIENTAL, LLANOS CENTRO OCCIDENTALES Y CARONÍ.

OBJETIVO DEL PROYECTO: RECUPERAR Y CONSERVAR ECOSISTEMAS, SUELOS Y CUERPOS DE AGUAS EN LAS CUENCAS HIDROGRÁFICAS PRIORITARIAS, A TRAVÉS DEL FORTALECIMIENTO INSTITUCIONAL ESTABLECIDO EN LA LEY DE AGUAS, ASÍ COMO LA ASISTENCIA TÉCNICA A LAS COMUNIDADES EN LA EJECUCIÓN DE PRÁCTICAS CONSERVACIONISTAS.

UNIDAD DE MEDIDA: CUENCA **META:** 16

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONSERVACIÓN DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**549.600**	**0**	**0**	**0**	**0**	**549.600**
402	01	00	00	Productos alimenticios y agropecuarios	275.000	0	0	0	0	275.000
402	01	01	00	Alimentos y bebidas para personas	275.000	0	0	0	0	275.000
402	04	00	00	Productos de cuero y caucho	274.600	0	0	0	0	274.600
402	04	03	00	Cauchos y tripas para vehículos	274.600	0	0	0	0	274.600
403	**00**	**00**	**00**	**Servicios no personales**	**10.384.965**	**0**	**0**	**0**	**0**	**10.384.965**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.050.000	0	0	0	0	1.050.000
403	07	02	00	Imprenta y reproducción	1.050.000	0	0	0	0	1.050.000
403	09	00	00	Viáticos y pasajes	1.070.000	0	0	0	0	1.070.000
403	09	01	00	Viáticos y pasajes dentro del país	1.070.000	0	0	0	0	1.070.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.640.000	0	0	0	0	2.640.000
403	10	99	00	Otros servicios profesionales y técnicos	2.640.000	0	0	0	0	2.640.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	550.000	0	0	0	0	550.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	450.000	0	0	0	0	450.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	430.000	0	0	0	0	430.000
403	18	01	00	Impuesto al valor agregado	430.000	0	0	0	0	430.000
403	99	00	00	Otros servicios no personales	4.644.965	0	0	0	0	4.644.965
403	99	01	00	Otros servicios no personales	4.644.965	0	0	0	0	4.644.965
				Totales	**10.934.565**	**0**	**0**	**0**	**0**	**10.934.565**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 75 - 13

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127732 750020000 GESTIÓN INTEGRAL DE LAS CUENCAS, EN LAS REGIONES HIDROGRÁFICAS: LAGO DE MARACAIBO, FALCONIANA, CENTRO OCCIDENTAL, CENTRAL, ORIENTAL, LLANOS CENTRO OCCIDENTALES Y CARONÍ.

OBJETIVO DEL PROYECTO: RECUPERAR Y CONSERVAR ECOSISTEMAS, SUELOS Y CUERPOS DE AGUAS EN LAS CUENCAS HIDROGRÁFICAS PRIORITARIAS, A TRAVÉS DEL FORTALECIMIENTO INSTITUCIONAL ESTABLECIDO EN LA LEY DE AGUAS, ASÍ COMO LA ASISTENCIA TÉCNICA A LAS COMUNIDADES EN LA EJECUCIÓN DE PRÁCTICAS CONSERVACIONISTAS.

UNIDAD DE MEDIDA: CUENCA **META:** 16

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONSERVACIÓN DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127732 750020000 GESTIÓN INTEGRAL DE LAS CUENCAS, EN LAS REGIONES HIDROGRÁFICAS: LAGO DE MARACAIBO, FALCONIANA, CENTRO OCCIDENTAL, CENTRAL, ORIENTAL, LLANOS CENTRO OCCIDENTALES Y CARONÍ.

OBJETIVO DEL PROYECTO: RECUPERAR Y CONSERVAR ECOSISTEMAS, SUELOS Y CUERPOS DE AGUAS EN LAS CUENCAS HIDROGRÁFICAS PRIORITARIAS, A TRAVÉS DEL FORTALECIMIENTO INSTITUCIONAL ESTABLECIDO EN LA LEY DE AGUAS, ASÍ COMO LA ASISTENCIA TÉCNICA A LAS COMUNIDADES EN LA EJECUCIÓN DE PRÁCTICAS CONSERVACIONISTAS.

UNIDAD DE MEDIDA: CUENCA **META:** 16

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONSERVACIÓN DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750020001 CONFORMACIÓN DE LOS CONSEJOS DE CUENCA DE LOS RÍOS CARONÍ, UNARE Y ESCALANTE PARA EL FORTALECIMIENTO INSTITUCIONAL ESTABLECIDO EN LA LEY DE AGUAS.

UNIDAD DE MEDIDA: CONSEJO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**374.600**	**0**	**0**	**0**	**0**	**374.600**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	100.000
402	04	00	00	Productos de cuero y caucho	274.600	0	0	0	0	274.600
402	04	03	00	Cauchos y tripas para vehículos	274.600	0	0	0	0	274.600
403	**00**	**00**	**00**	**Servicios no personales**	**990.000**	**0**	**0**	**0**	**0**	**990.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	350.000	0	0	0	0	350.000
403	07	02	00	Imprenta y reproducción	350.000	0	0	0	0	350.000
403	09	00	00	Viáticos y pasajes	220.000	0	0	0	0	220.000
403	09	01	00	Viáticos y pasajes dentro del país	220.000	0	0	0	0	220.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	350.000	0	0	0	0	350.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	350.000	0	0	0	0	350.000
403	18	00	00	Impuestos indirectos	70.000	0	0	0	0	70.000
403	18	01	00	Impuesto al valor agregado	70.000	0	0	0	0	70.000
				Totales	**1.364.600**	**0**	**0**	**0**	**0**	**1.364.600**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127732 750020000 GESTIÓN INTEGRAL DE LAS CUENCAS, EN LAS REGIONES HIDROGRÁFICAS: LAGO DE MARACAIBO, FALCONIANA, CENTRO OCCIDENTAL, CENTRAL, ORIENTAL, LLANOS CENTRO OCCIDENTALES Y CARONÍ.

OBJETIVO DEL PROYECTO: RECUPERAR Y CONSERVAR ECOSISTEMAS, SUELOS Y CUERPOS DE AGUAS EN LAS CUENCAS HIDROGRÁFICAS PRIORITARIAS, A TRAVÉS DEL FORTALECIMIENTO INSTITUCIONAL ESTABLECIDO EN LA LEY DE AGUAS, ASÍ COMO LA ASISTENCIA TÉCNICA A LAS COMUNIDADES EN LA EJECUCIÓN DE PRÁCTICAS CONSERVACIONISTAS.

UNIDAD DE MEDIDA: CUENCA **META:** 16

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONSERVACIÓN DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO: 2016**

ACCIÓN ESPECÍFICA: 750020002 DIVULGACIÓN Y CONCIENCIACIÓN EN LOS TEMAS DE DESERTIFICACIÓN, DEGRADACIÓN DE TIERRAS Y SEQUÍA A COMUNIDADES ORGANIZADAS EN 16 CUENCAS PRIORITARIAS.

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 16

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	150.000	0	0	0	0	150.000
402	01	01	00	Alimentos y bebidas para personas	150.000	0	0	0	0	150.000
403	**00**	**00**	**00**	**Servicios no personales**	**900.000**	**0**	**0**	**0**	**0**	**900.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	300.000	0	0	0	0	300.000
403	07	02	00	Imprenta y reproducción	300.000	0	0	0	0	300.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	100.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	240.000	0	0	0	0	240.000
403	10	99	00	Otros servicios profesionales y técnicos	240.000	0	0	0	0	240.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	200.000	0	0	0	0	200.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	100.000	0	0	0	0	100.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	60.000	0	0	0	0	60.000
403	18	01	00	Impuesto al valor agregado	60.000	0	0	0	0	60.000
				Totales	**1.050.000**	**0**	**0**	**0**	**0**	**1.050.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127732 750020000 GESTIÓN INTEGRAL DE LAS CUENCAS, EN LAS REGIONES HIDROGRÁFICAS: LAGO DE MARACAIBO, FALCONIANA, CENTRO OCCIDENTAL, CENTRAL, ORIENTAL, LLANOS CENTRO OCCIDENTALES Y CARONÍ.

OBJETIVO DEL PROYECTO: RECUPERAR Y CONSERVAR ECOSISTEMAS, SUELOS Y CUERPOS DE AGUAS EN LAS CUENCAS HIDROGRÁFICAS PRIORITARIAS, A TRAVÉS DEL FORTALECIMIENTO INSTITUCIONAL ESTABLECIDO EN LA LEY DE AGUAS, ASÍ COMO LA ASISTENCIA TÉCNICA A LAS COMUNIDADES EN LA EJECUCIÓN DE PRÁCTICAS CONSERVACIONISTAS.

UNIDAD DE MEDIDA: CUENCA **META:** 16

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONSERVACIÓN DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750020003 ASISTENCIA TÉCNICA PARA LA EJECUCIÓN Y MANTENIMIENTO DE PRÁCTICAS DE CONSERVACIÓN DE SUELOS Y AGUAS: VIVEROS, COMPOST, LOMBRICULTURA, HUERTOS ESCOLARES Y REFORESTACIÓN, A COMUNIDADES ORGANIZADAS LOCALIZADAS EN 8 CUENCAS PRIORITARIAS.

UNIDAD DE MEDIDA: VIVERO **META:** 96

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	25.000	0	0	0	0	25.000
402	01	01	00	Alimentos y bebidas para personas	25.000	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.100.000**	**0**	**0**	**0**	**0**	**3.100.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	400.000	0	0	0	0	400.000
403	07	02	00	Imprenta y reproducción	400.000	0	0	0	0	400.000
403	09	00	00	Viáticos y pasajes	250.000	0	0	0	0	250.000
403	09	01	00	Viáticos y pasajes dentro del país	250.000	0	0	0	0	250.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.400.000	0	0	0	0	2.400.000
403	10	99	00	Otros servicios profesionales y técnicos	2.400.000	0	0	0	0	2.400.000
403	18	00	00	Impuestos indirectos	50.000	0	0	0	0	50.000
403	18	01	00	Impuesto al valor agregado	50.000	0	0	0	0	50.000
				Totales	**3.125.000**	**0**	**0**	**0**	**0**	**3.125.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127732 750020000 GESTIÓN INTEGRAL DE LAS CUENCAS, EN LAS REGIONES HIDROGRÁFICAS: LAGO DE MARACAIBO, FALCONIANA, CENTRO OCCIDENTAL, CENTRAL, ORIENTAL, LLANOS CENTRO OCCIDENTALES Y CARONÍ.

OBJETIVO DEL PROYECTO: RECUPERAR Y CONSERVAR ECOSISTEMAS, SUELOS Y CUERPOS DE AGUAS EN LAS CUENCAS HIDROGRÁFICAS PRIORITARIAS, A TRAVÉS DEL FORTALECIMIENTO INSTITUCIONAL ESTABLECIDO EN LA LEY DE AGUAS, ASÍ COMO LA ASISTENCIA TÉCNICA A LAS COMUNIDADES EN LA EJECUCIÓN DE PRÁCTICAS CONSERVACIONISTAS.

UNIDAD DE MEDIDA: CUENCA **META:** 16

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONSERVACIÓN DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750020004 DISEÑO Y EJECUCIÓN DE OBRAS MECÁNICAS Y AGRONÓMICAS PARA MINIMIZAR EL APORTE DE SEDIMENTOS HACIA EL EMBALSE MATICORA.

UNIDAD DE MEDIDA: OBRA **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**5.394.965**	**0**	**0**	**0**	**0**	**5.394.965**
403	09	00	00	Viáticos y pasajes	500.000	0	0	0	0	500.000
403	09	01	00	Viáticos y pasajes dentro del país	500.000	0	0	0	0	500.000
403	18	00	00	Impuestos indirectos	250.000	0	0	0	0	250.000
403	18	01	00	Impuesto al valor agregado	250.000	0	0	0	0	250.000
403	99	00	00	Otros servicios no personales	4.644.965	0	0	0	0	4.644.965
403	99	01	00	Otros servicios no personales	4.644.965	0	0	0	0	4.644.965
				Totales	**5.394.965**	**0**	**0**	**0**	**0**	**5.394.965**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127823 750021000 ACTUALIZACIÓN DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

OBJETIVO DEL PROYECTO: DESARROLLAR ESTRATEGIAS PARA INCREMENTAR LA CAPACIDAD DE RESPUESTAS A PARTIR DE LAS TECNOLOGÍAS Y LA INNOVACIÓN A PROBLEMAS SOCIALES, PRIORITARIOS PARA EL MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS.

UNIDAD DE MEDIDA: CUARTO **META:** 10

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**16.000.000**	**0**	**0**	**0**	**0**	**16.000.000**
402	06	00	00	Productos químicos y derivados	2.000.000	0	0	0	0	2.000.000
402	06	08	00	Productos plásticos	2.000.000	0	0	0	0	2.000.000
402	08	00	00	Productos metálicos	2.000.000	0	0	0	0	2.000.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.000.000	0	0	0	0	2.000.000
402	10	00	00	Productos varios y útiles diversos	12.000.000	0	0	0	0	12.000.000
402	10	08	00	Materiales para equipos de computación	10.000.000	0	0	0	0	10.000.000
402	10	11	00	Materiales eléctricos	2.000.000	0	0	0	0	2.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.511.917**	**0**	**0**	**0**	**0**	**25.511.917**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	10.000.000	0	0	0	0	10.000.000
403	10	03	00	Servicios de procesamiento de datos	10.000.000	0	0	0	0	10.000.000
403	18	00	00	Impuestos indirectos	15.511.917	0	0	0	0	15.511.917
403	18	01	00	Impuesto al valor agregado	15.511.917	0	0	0	0	15.511.917
404	**00**	**00**	**00**	**Activos reales**	**103.260.485**	**0**	**0**	**0**	**0**	**103.260.485**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	40.000.000	0	0	0	0	40.000.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	40.000.000	0	0	0	0	40.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	16.000.000	0	0	0	0	16.000.000
404	05	01	00	Equipos de telecomunicaciones	16.000.000	0	0	0	0	16.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	47.260.485	0	0	0	0	47.260.485
404	09	01	00	Mobiliario y equipos de oficina	6.200.000	0	0	0	0	6.200.000
404	09	02	00	Equipos de computación	33.060.485	0	0	0	0	33.060.485
404	09	03	00	Mobiliario y equipos de alojamiento	8.000.000	0	0	0	0	8.000.000
				Totales	**144.772.402**	**0**	**0**	**0**	**0**	**144.772.402**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127823 750021000 ACTUALIZACIÓN DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

OBJETIVO DEL PROYECTO: DESARROLLAR ESTRATEGIAS PARA INCREMENTAR LA CAPACIDAD DE RESPUESTAS A PARTIR DE LAS TECNOLOGÍAS Y LA INNOVACIÓN A PROBLEMAS SOCIALES, PRIORITARIOS PARA EL MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS.

UNIDAD DE MEDIDA: CUARTO **META:** 10

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127823 750021000 ACTUALIZACIÓN DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

OBJETIVO DEL PROYECTO: DESARROLLAR ESTRATEGIAS PARA INCREMENTAR LA CAPACIDAD DE RESPUESTAS A PARTIR DE LAS TECNOLOGÍAS Y LA INNOVACIÓN A PROBLEMAS SOCIALES, PRIORITARIOS PARA EL MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS.

UNIDAD DE MEDIDA: CUARTO **META:** 10

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750021001 ACTUALIZAR CUARTOS DE CABLEADO ESTRUCTURADO

UNIDAD DE MEDIDA: CUARTO **META:** 10

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y LA COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**16.000.000**	**0**	**0**	**0**	**0**	**16.000.000**
402	06	00	00	Productos químicos y derivados	2.000.000	0	0	0	0	2.000.000
402	06	08	00	Productos plásticos	2.000.000	0	0	0	0	2.000.000
402	08	00	00	Productos metálicos	2.000.000	0	0	0	0	2.000.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.000.000	0	0	0	0	2.000.000
402	10	00	00	Productos varios y útiles diversos	12.000.000	0	0	0	0	12.000.000
402	10	08	00	Materiales para equipos de computación	10.000.000	0	0	0	0	10.000.000
402	10	11	00	Materiales eléctricos	2.000.000	0	0	0	0	2.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**22.200.000**	**0**	**0**	**0**	**0**	**22.200.000**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	10.000.000	0	0	0	0	10.000.000
403	10	03	00	Servicios de procesamiento de datos	10.000.000	0	0	0	0	10.000.000
403	18	00	00	Impuestos indirectos	12.200.000	0	0	0	0	12.200.000
403	18	01	00	Impuesto al valor agregado	12.200.000	0	0	0	0	12.200.000
404	**00**	**00**	**00**	**Activos reales**	**76.200.000**	**0**	**0**	**0**	**0**	**76.200.000**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	40.000.000	0	0	0	0	40.000.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	40.000.000	0	0	0	0	40.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	16.000.000	0	0	0	0	16.000.000
404	05	01	00	Equipos de telecomunicaciones	16.000.000	0	0	0	0	16.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	20.200.000	0	0	0	0	20.200.000
404	09	01	00	Mobiliario y equipos de oficina	6.200.000	0	0	0	0	6.200.000
404	09	02	00	Equipos de computación	6.000.000	0	0	0	0	6.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	8.000.000	0	0	0	0	8.000.000
				Totales	**114.400.000**	**0**	**0**	**0**	**0**	**114.400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127823 750021000 ACTUALIZACIÓN DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

OBJETIVO DEL PROYECTO: DESARROLLAR ESTRATEGIAS PARA INCREMENTAR LA CAPACIDAD DE RESPUESTAS A PARTIR DE LAS TECNOLOGÍAS Y LA INNOVACIÓN A PROBLEMAS SOCIALES, PRIORITARIOS PARA EL MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS.

UNIDAD DE MEDIDA: CUARTO **META:** 10

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750021002 DOTAR EQUIPOS DE COMPUTACIÓN A NIVEL NACIONAL

UNIDAD DE MEDIDA: EQUIPO **META:** 1.518

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y LA COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.311.917**	**0**	**0**	**0**	**0**	**3.311.917**
403	18	00	00	Impuestos indirectos	3.311.917	0	0	0	0	3.311.917
403	18	01	00	Impuesto al valor agregado	3.311.917	0	0	0	0	3.311.917
404	**00**	**00**	**00**	**Activos reales**	**27.060.485**	**0**	**0**	**0**	**0**	**27.060.485**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	27.060.485	0	0	0	0	27.060.485
404	09	02	00	Equipos de computación	27.060.485	0	0	0	0	27.060.485
				Totales	**30.372.402**	**0**	**0**	**0**	**0**	**30.372.402**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127735 750022000 IMPLEMENTACIÓN DE ESTRATEGIAS PARA LA CONSERVACIÓN DE FLORA Y FAUNA SILVESTRE.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CONSERVACIÓN DE ESPECIES DE FLORA Y FAUNA SILVESTRE UTILIZANDO TÉCNICAS DE PRESERVACIÓN Y MANEJO QUE PERMITAN MANTENER SUS POBLACIONES NATURALES EN EQUILIBRIO.

UNIDAD DE MEDIDA: EVENTO **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.081.028**	**0**	**0**	**0**	**0**	**2.081.028**
402	01	00	00	Productos alimenticios y agropecuarios	195.000	0	0	0	0	195.000
402	01	01	00	Alimentos y bebidas para personas	86.000	0	0	0	0	86.000
402	01	02	00	Alimentos para animales	68.000	0	0	0	0	68.000
402	01	03	00	Productos agrícolas y pecuarios	41.000	0	0	0	0	41.000
402	03	00	00	Textiles y vestuarios	40.000	0	0	0	0	40.000
402	03	02	00	Prendas de vestir	40.000	0	0	0	0	40.000
402	04	00	00	Productos de cuero y caucho	170.000	0	0	0	0	170.000
402	04	03	00	Cauchos y tripas para vehículos	170.000	0	0	0	0	170.000
402	05	00	00	Productos de papel, cartón e impresos	376.528	0	0	0	0	376.528
402	05	01	00	Pulpa de madera, papel y cartón	85.000	0	0	0	0	85.000
402	05	03	00	Productos de papel y cartón para oficina	94.000	0	0	0	0	94.000
402	05	06	00	Productos de papel y cartón para computación	90.000	0	0	0	0	90.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	107.528	0	0	0	0	107.528
402	06	00	00	Productos químicos y derivados	475.000	0	0	0	0	475.000
402	06	03	00	Tintas, pinturas y colorantes	175.000	0	0	0	0	175.000
402	06	06	00	Combustibles y lubricantes	165.000	0	0	0	0	165.000
402	06	08	00	Productos plásticos	135.000	0	0	0	0	135.000
402	08	00	00	Productos metálicos	385.000	0	0	0	0	385.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	135.000	0	0	0	0	135.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	165.000	0	0	0	0	165.000
402	08	10	00	Repuestos y accesorios para otros equipos	85.000	0	0	0	0	85.000
402	10	00	00	Productos varios y útiles diversos	439.500	0	0	0	0	439.500
402	10	02	00	Materiales y útiles de limpieza y aseo	65.000	0	0	0	0	65.000
402	10	03	00	Utensilios de cocina y comedor	49.000	0	0	0	0	49.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	62.500	0	0	0	0	62.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	75.000	0	0	0	0	75.000
402	10	08	00	Materiales para equipos de computación	76.000	0	0	0	0	76.000
402	10	11	00	Materiales eléctricos	67.500	0	0	0	0	67.500
402	10	12	00	Materiales para instalaciones sanitarias	44.500	0	0	0	0	44.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127735 750022000 IMPLEMENTACIÓN DE ESTRATEGIAS PARA LA CONSERVACIÓN DE FLORA Y FAUNA SILVESTRE.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CONSERVACIÓN DE ESPECIES DE FLORA Y FAUNA SILVESTRE UTILIZANDO TÉCNICAS DE PRESERVACIÓN Y MANEJO QUE PERMITAN MANTENER SUS POBLACIONES NATURALES EN EQUILIBRIO.

UNIDAD DE MEDIDA: EVENTO **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**9.121.544**	**0**	**0**	**0**	**0**	**9.121.544**
403	02	00	00	Alquileres de maquinaria y equipos	930.000	0	0	0	0	930.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	930.000	0	0	0	0	930.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.169.718	0	0	0	0	1.169.718
403	07	02	00	Imprenta y reproducción	1.169.718	0	0	0	0	1.169.718
403	09	00	00	Viáticos y pasajes	2.550.000	0	0	0	0	2.550.000
403	09	01	00	Viáticos y pasajes dentro del país	2.550.000	0	0	0	0	2.550.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.007.481	0	0	0	0	3.007.481
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.810.864	0	0	0	0	1.810.864
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	353.000	0	0	0	0	353.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	520.000	0	0	0	0	520.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	323.617	0	0	0	0	323.617
403	18	00	00	Impuestos indirectos	1.464.345	0	0	0	0	1.464.345
403	18	01	00	Impuesto al valor agregado	1.464.345	0	0	0	0	1.464.345
404	00	00	00	**Activos reales**	**1.810.288**	**0**	**0**	**0**	**0**	**1.810.288**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	180.288	0	0	0	0	180.288
404	01	01	00	Repuestos mayores	180.288	0	0	0	0	180.288
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	180.288	0	0	0	0	180.288
404	04	00	00	Equipos de transporte, tracción y elevación	190.000	0	0	0	0	190.000
404	04	03	00	Equipos marítimos de transporte	190.000	0	0	0	0	190.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	340.000	0	0	0	0	340.000
404	05	01	00	Equipos de telecomunicaciones	340.000	0	0	0	0	340.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	150.000	0	0	0	0	150.000
404	07	01	00	Equipos científicos y de laboratorio	150.000	0	0	0	0	150.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	950.000	0	0	0	0	950.000
404	09	01	00	Mobiliario y equipos de oficina	425.000	0	0	0	0	425.000
404	09	02	00	Equipos de computación	430.000	0	0	0	0	430.000
404	09	03	00	Mobiliario y equipos de alojamiento	95.000	0	0	0	0	95.000
				Totales	**13.012.860**	**0**	**0**	**0**	**0**	**13.012.860**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127735 750022000 IMPLEMENTACIÓN DE ESTRATEGIAS PARA LA CONSERVACIÓN DE FLORA Y FAUNA SILVESTRE.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CONSERVACIÓN DE ESPECIES DE FLORA Y FAUNA SILVESTRE UTILIZANDO TÉCNICAS DE PRESERVACIÓN Y MANEJO QUE PERMITAN MANTENER SUS POBLACIONES NATURALES EN EQUILIBRIO.

UNIDAD DE MEDIDA: EVENTO **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127735 750022000 IMPLEMENTACIÓN DE ESTRATEGIAS PARA LA CONSERVACIÓN DE FLORA Y FAUNA SILVESTRE.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CONSERVACIÓN DE ESPECIES DE FLORA Y FAUNA SILVESTRE UTILIZANDO TÉCNICAS DE PRESERVACIÓN Y MANEJO QUE PERMITAN MANTENER SUS POBLACIONES NATURALES EN EQUILIBRIO.

UNIDAD DE MEDIDA: EVENTO **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750022001 PROTECCIÓN, CRÍA Y LIBERACIÓN DE EJEMPLARES DE SIETE ESPECIES DE FAUNA SILVESTRE AMENAZADAS.

UNIDAD DE MEDIDA: EVENTO **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	1.081.028	0	0	0	0	1.081.028
402	01	00	00	Productos alimenticios y agropecuarios	118.000	0	0	0	0	118.000
402	01	01	00	Alimentos y bebidas para personas	55.000	0	0	0	0	55.000
402	01	02	00	Alimentos para animales	45.000	0	0	0	0	45.000
402	01	03	00	Productos agrícolas y pecuarios	18.000	0	0	0	0	18.000
402	03	00	00	Textiles y vestuarios	25.000	0	0	0	0	25.000
402	03	02	00	Prendas de vestir	25.000	0	0	0	0	25.000
402	04	00	00	Productos de cuero y caucho	90.000	0	0	0	0	90.000
402	04	03	00	Cauchos y tripas para vehículos	90.000	0	0	0	0	90.000
402	05	00	00	Productos de papel, cartón e impresos	206.528	0	0	0	0	206.528
402	05	01	00	Pulpa de madera, papel y cartón	45.000	0	0	0	0	45.000
402	05	03	00	Productos de papel y cartón para oficina	47.000	0	0	0	0	47.000
402	05	06	00	Productos de papel y cartón para computación	50.000	0	0	0	0	50.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	64.528	0	0	0	0	64.528
402	06	00	00	Productos químicos y derivados	205.000	0	0	0	0	205.000
402	06	03	00	Tintas, pinturas y colorantes	75.000	0	0	0	0	75.000
402	06	06	00	Combustibles y lubricantes	65.000	0	0	0	0	65.000
402	06	08	00	Productos plásticos	65.000	0	0	0	0	65.000
402	08	00	00	Productos metálicos	235.000	0	0	0	0	235.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	85.000	0	0	0	0	85.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	95.000	0	0	0	0	95.000
402	08	10	00	Repuestos y accesorios para otros equipos	55.000	0	0	0	0	55.000
402	10	00	00	Productos varios y útiles diversos	201.500	0	0	0	0	201.500
402	10	02	00	Materiales y útiles de limpieza y aseo	30.000	0	0	0	0	30.000
402	10	03	00	Utensilios de cocina y comedor	36.000	0	0	0	0	36.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127735 750022000 IMPLEMENTACIÓN DE ESTRATEGIAS PARA LA CONSERVACIÓN DE FLORA Y FAUNA SILVESTRE.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CONSERVACIÓN DE ESPECIES DE FLORA Y FAUNA SILVESTRE UTILIZANDO TÉCNICAS DE PRESERVACIÓN Y MANEJO QUE PERMITAN MANTENER SUS POBLACIONES NATURALES EN EQUILIBRIO.

UNIDAD DE MEDIDA: EVENTO **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750022001 PROTECCIÓN, CRÍA Y LIBERACIÓN DE EJEMPLARES DE SIETE ESPECIES DE FAUNA SILVESTRE AMENAZADAS.

UNIDAD DE MEDIDA: EVENTO **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	25.000	0	0	0	0	25.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	35.000	0	0	0	0	35.000
402	10	08	00	Materiales para equipos de computación	35.000	0	0	0	0	35.000
402	10	11	00	Materiales eléctricos	25.500	0	0	0	0	25.500
402	10	12	00	Materiales para instalaciones sanitarias	15.000	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**7.121.544**	**0**	**0**	**0**	**0**	**7.121.544**
403	02	00	00	Alquileres de maquinaria y equipos	680.000	0	0	0	0	680.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	680.000	0	0	0	0	680.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	850.000	0	0	0	0	850.000
403	07	02	00	Imprenta y reproducción	850.000	0	0	0	0	850.000
403	09	00	00	Viáticos y pasajes	2.000.000	0	0	0	0	2.000.000
403	09	01	00	Viáticos y pasajes dentro del país	2.000.000	0	0	0	0	2.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.487.235	0	0	0	0	2.487.235
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.460.000	0	0	0	0	1.460.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	300.000	0	0	0	0	300.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	450.000	0	0	0	0	450.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	277.235	0	0	0	0	277.235
403	18	00	00	Impuestos indirectos	1.104.309	0	0	0	0	1.104.309
403	18	01	00	Impuesto al valor agregado	1.104.309	0	0	0	0	1.104.309
404	**00**	**00**	**00**	**Activos reales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	80.000	0	0	0	0	80.000
404	01	01	00	Repuestos mayores	80.000	0	0	0	0	80.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	80.000	0	0	0	0	80.000
404	04	00	00	Equipos de transporte, tracción y elevación	120.000	0	0	0	0	120.000
404	04	03	00	Equipos marítimos de transporte	120.000	0	0	0	0	120.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127735 750022000 IMPLEMENTACIÓN DE ESTRATEGIAS PARA LA CONSERVACIÓN DE FLORA Y FAUNA SILVESTRE.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CONSERVACIÓN DE ESPECIES DE FLORA Y FAUNA SILVESTRE UTILIZANDO TÉCNICAS DE PRESERVACIÓN Y MANEJO QUE PERMITAN MANTENER SUS POBLACIONES NATURALES EN EQUILIBRIO.

UNIDAD DE MEDIDA: EVENTO **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750022001 PROTECCIÓN, CRÍA Y LIBERACIÓN DE EJEMPLARES DE SIETE ESPECIES DE FAUNA SILVESTRE AMENAZADAS.

UNIDAD DE MEDIDA: EVENTO **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	250.000	0	0	0	0	250.000
404	05	01	00	Equipos de telecomunicaciones	250.000	0	0	0	0	250.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	100.000
404	07	01	00	Equipos científicos y de laboratorio	100.000	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	450.000	0	0	0	0	450.000
404	09	01	00	Mobiliario y equipos de oficina	85.000	0	0	0	0	85.000
404	09	02	00	Equipos de computación	270.000	0	0	0	0	270.000
404	09	03	00	Mobiliario y equipos de alojamiento	95.000	0	0	0	0	95.000
				Totales	**9.202.572**	**0**	**0**	**0**	**0**	**9.202.572**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127735 750022000 IMPLEMENTACIÓN DE ESTRATEGIAS PARA LA CONSERVACIÓN DE FLORA Y FAUNA SILVESTRE.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CONSERVACIÓN DE ESPECIES DE FLORA Y FAUNA SILVESTRE UTILIZANDO TÉCNICAS DE PRESERVACIÓN Y MANEJO QUE PERMITAN MANTENER SUS POBLACIONES NATURALES EN EQUILIBRIO.

UNIDAD DE MEDIDA: EVENTO **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750022002 CONSERVACIÓN EX SITU DE ESPECIES DE FLORA SILVESTRE AMENAZADAS (NOGAL DE CARACAS)

UNIDAD DE MEDIDA: EJEMPLAR **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**500.000**	0	0	0	0	**500.000**
402	01	00	00	Productos alimenticios y agropecuarios	35.000	0	0	0	0	35.000
402	01	01	00	Alimentos y bebidas para personas	15.000	0	0	0	0	15.000
402	01	02	00	Alimentos para animales	10.000	0	0	0	0	10.000
402	01	03	00	Productos agrícolas y pecuarios	10.000	0	0	0	0	10.000
402	03	00	00	Textiles y vestuarios	15.000	0	0	0	0	15.000
402	03	02	00	Prendas de vestir	15.000	0	0	0	0	15.000
402	04	00	00	Productos de cuero y caucho	45.000	0	0	0	0	45.000
402	04	03	00	Cauchos y tripas para vehículos	45.000	0	0	0	0	45.000
402	05	00	00	Productos de papel, cartón e impresos	95.000	0	0	0	0	95.000
402	05	01	00	Pulpa de madera, papel y cartón	20.000	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	27.000	0	0	0	0	27.000
402	05	06	00	Productos de papel y cartón para computación	25.000	0	0	0	0	25.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	23.000	0	0	0	0	23.000
402	06	00	00	Productos químicos y derivados	125.000	0	0	0	0	125.000
402	06	03	00	Tintas, pinturas y colorantes	50.000	0	0	0	0	50.000
402	06	06	00	Combustibles y lubricantes	50.000	0	0	0	0	50.000
402	06	08	00	Productos plásticos	25.000	0	0	0	0	25.000
402	08	00	00	Productos metálicos	65.000	0	0	0	0	65.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	25.000	0	0	0	0	25.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	25.000	0	0	0	0	25.000
402	08	10	00	Repuestos y accesorios para otros equipos	15.000	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	120.000	0	0	0	0	120.000
402	10	02	00	Materiales y útiles de limpieza y aseo	15.000	0	0	0	0	15.000
402	10	03	00	Utensilios de cocina y comedor	13.000	0	0	0	0	13.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127735 750022000 IMPLEMENTACIÓN DE ESTRATEGIAS PARA LA CONSERVACIÓN DE FLORA Y FAUNA SILVESTRE.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CONSERVACIÓN DE ESPECIES DE FLORA Y FAUNA SILVESTRE UTILIZANDO TÉCNICAS DE PRESERVACIÓN Y MANEJO QUE PERMITAN MANTENER SUS POBLACIONES NATURALES EN EQUILIBRIO.

UNIDAD DE MEDIDA: EVENTO **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750022002 CONSERVACIÓN EX SITU DE ESPECIES DE FLORA SILVESTRE AMENAZADAS (NOGAL DE CARACAS)

UNIDAD DE MEDIDA: EJEMPLAR **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	14.500	0	0	0	0	14.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.000	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	15.000	0	0	0	0	15.000
402	10	11	00	Materiales eléctricos	25.000	0	0	0	0	25.000
402	10	12	00	Materiales para instalaciones sanitarias	17.500	0	0	0	0	17.500
403	**00**	**00**	**00**	**Servicios no personales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
403	02	00	00	Alquileres de maquinaria y equipos	100.000	0	0	0	0	100.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	100.000	0	0	0	0	100.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	145.000	0	0	0	0	145.000
403	07	02	00	Imprenta y reproducción	145.000	0	0	0	0	145.000
403	09	00	00	Viáticos y pasajes	200.000	0	0	0	0	200.000
403	09	01	00	Viáticos y pasajes dentro del país	200.000	0	0	0	0	200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	326.382	0	0	0	0	326.382
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	250.000	0	0	0	0	250.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	30.000	0	0	0	0	30.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	25.000	0	0	0	0	25.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	21.382	0	0	0	0	21.382
403	18	00	00	Impuestos indirectos	228.618	0	0	0	0	228.618
403	18	01	00	Impuesto al valor agregado	228.618	0	0	0	0	228.618
404	**00**	**00**	**00**	**Activos reales**	**405.144**	**0**	**0**	**0**	**0**	**405.144**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	50.144	0	0	0	0	50.144
404	01	01	00	Repuestos mayores	50.144	0	0	0	0	50.144
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	50.144	0	0	0	0	50.144
404	04	00	00	Equipos de transporte, tracción y elevación	35.000	0	0	0	0	35.000
404	04	03	00	Equipos marítimos de transporte	35.000	0	0	0	0	35.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127735 750022000 IMPLEMENTACIÓN DE ESTRATEGIAS PARA LA CONSERVACIÓN DE FLORA Y FAUNA SILVESTRE.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CONSERVACIÓN DE ESPECIES DE FLORA Y FAUNA SILVESTRE UTILIZANDO TÉCNICAS DE PRESERVACIÓN Y MANEJO QUE PERMITAN MANTENER SUS POBLACIONES NATURALES EN EQUILIBRIO.

UNIDAD DE MEDIDA: EVENTO **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750022002 CONSERVACIÓN EX SITU DE ESPECIES DE FLORA SILVESTRE AMENAZADAS (NOGAL DE CARACAS)

UNIDAD DE MEDIDA: EJEMPLAR **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	45.000	0	0	0	0	45.000
404	05	01	00	Equipos de telecomunicaciones	45.000	0	0	0	0	45.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	25.000	0	0	0	0	25.000
404	07	01	00	Equipos científicos y de laboratorio	25.000	0	0	0	0	25.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	250.000	0	0	0	0	250.000
404	09	01	00	Mobiliario y equipos de oficina	170.000	0	0	0	0	170.000
404	09	02	00	Equipos de computación	80.000	0	0	0	0	80.000
				Totales	**1.905.144**	**0**	**0**	**0**	**0**	**1.905.144**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127735 750022000 IMPLEMENTACIÓN DE ESTRATEGIAS PARA LA CONSERVACIÓN DE FLORA Y FAUNA SILVESTRE.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CONSERVACIÓN DE ESPECIES DE FLORA Y FAUNA SILVESTRE UTILIZANDO TÉCNICAS DE PRESERVACIÓN Y MANEJO QUE PERMITAN MANTENER SUS POBLACIONES NATURALES EN EQUILIBRIO.

UNIDAD DE MEDIDA: EVENTO **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750022003 CONSERVACIÓN EX SITU DE ESPECIES DE FLORA Y FAUNA SILVESTRE AUTÓCTONAS CON POTENCIAL ALIMENTICIO.

UNIDAD DE MEDIDA: EJEMPLAR **META:** 200

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	500.000	0	0	0	0	500.000
402	01	00	00	Productos alimenticios y agropecuarios	42.000	0	0	0	0	42.000
402	01	01	00	Alimentos y bebidas para personas	16.000	0	0	0	0	16.000
402	01	02	00	Alimentos para animales	13.000	0	0	0	0	13.000
402	01	03	00	Productos agrícolas y pecuarios	13.000	0	0	0	0	13.000
402	04	00	00	Productos de cuero y caucho	35.000	0	0	0	0	35.000
402	04	03	00	Cauchos y tripas para vehículos	35.000	0	0	0	0	35.000
402	05	00	00	Productos de papel, cartón e impresos	75.000	0	0	0	0	75.000
402	05	01	00	Pulpa de madera, papel y cartón	20.000	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	20.000
402	05	06	00	Productos de papel y cartón para computación	15.000	0	0	0	0	15.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.000	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	145.000	0	0	0	0	145.000
402	06	03	00	Tintas, pinturas y colorantes	50.000	0	0	0	0	50.000
402	06	06	00	Combustibles y lubricantes	50.000	0	0	0	0	50.000
402	06	08	00	Productos plásticos	45.000	0	0	0	0	45.000
402	08	00	00	Productos metálicos	85.000	0	0	0	0	85.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	25.000	0	0	0	0	25.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	45.000	0	0	0	0	45.000
402	08	10	00	Repuestos y accesorios para otros equipos	15.000	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	118.000	0	0	0	0	118.000
402	10	02	00	Materiales y útiles de limpieza y aseo	20.000	0	0	0	0	20.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	23.000	0	0	0	0	23.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.000	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	26.000	0	0	0	0	26.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127735 750022000 IMPLEMENTACIÓN DE ESTRATEGIAS PARA LA CONSERVACIÓN DE FLORA Y FAUNA SILVESTRE.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CONSERVACIÓN DE ESPECIES DE FLORA Y FAUNA SILVESTRE UTILIZANDO TÉCNICAS DE PRESERVACIÓN Y MANEJO QUE PERMITAN MANTENER SUS POBLACIONES NATURALES EN EQUILIBRIO.

UNIDAD DE MEDIDA: EVENTO **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750022003 CONSERVACIÓN EX SITU DE ESPECIES DE FLORA Y FAUNA SILVESTRE AUTÓCTONAS CON POTENCIAL ALIMENTICIO.

UNIDAD DE MEDIDA: EJEMPLAR **META:** 200

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	11	00	Materiales eléctricos	17.000	0	0	0	0	17.000
402	10	12	00	Materiales para instalaciones sanitarias	12.000	0	0	0	0	12.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
403	02	00	00	Alquileres de maquinaria y equipos	150.000	0	0	0	0	150.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	150.000	0	0	0	0	150.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	174.718	0	0	0	0	174.718
403	07	02	00	Imprenta y reproducción	174.718	0	0	0	0	174.718
403	09	00	00	Viáticos y pasajes	350.000	0	0	0	0	350.000
403	09	01	00	Viáticos y pasajes dentro del país	350.000	0	0	0	0	350.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	193.864	0	0	0	0	193.864
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	100.864	0	0	0	0	100.864
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	23.000	0	0	0	0	23.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	45.000	0	0	0	0	45.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	25.000	0	0	0	0	25.000
403	18	00	00	Impuestos indirectos	131.418	0	0	0	0	131.418
403	18	01	00	Impuesto al valor agregado	131.418	0	0	0	0	131.418
404	**00**	**00**	**00**	**Activos reales**	**405.144**	**0**	**0**	**0**	**0**	**405.144**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	50.144	0	0	0	0	50.144
404	01	01	00	Repuestos mayores	50.144	0	0	0	0	50.144
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	50.144	0	0	0	0	50.144
404	04	00	00	Equipos de transporte, tracción y elevación	35.000	0	0	0	0	35.000
404	04	03	00	Equipos marítimos de transporte	35.000	0	0	0	0	35.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	45.000	0	0	0	0	45.000
404	05	01	00	Equipos de telecomunicaciones	45.000	0	0	0	0	45.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	25.000	0	0	0	0	25.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127735 750022000 IMPLEMENTACIÓN DE ESTRATEGIAS PARA LA CONSERVACIÓN DE FLORA Y FAUNA SILVESTRE.

OBJETIVO DEL PROYECTO: GARANTIZAR LA CONSERVACIÓN DE ESPECIES DE FLORA Y FAUNA SILVESTRE UTILIZANDO TÉCNICAS DE PRESERVACIÓN Y MANEJO QUE PERMITAN MANTENER SUS POBLACIONES NATURALES EN EQUILIBRIO.

UNIDAD DE MEDIDA: EVENTO **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750022003 CONSERVACIÓN EX SITU DE ESPECIES DE FLORA Y FAUNA SILVESTRE AUTÓCTONAS CON POTENCIAL ALIMENTICIO.

UNIDAD DE MEDIDA: EJEMPLAR **META:** 200

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	01	00	Equipos científicos y de laboratorio	25.000	0	0	0	0	25.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	250.000	0	0	0	0	250.000
404	09	01	00	Mobiliario y equipos de oficina	170.000	0	0	0	0	170.000
404	09	02	00	Equipos de computación	80.000	0	0	0	0	80.000
				Totales	**1.905.144**	**0**	**0**	**0**	**0**	**1.905.144**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 130456 750023000 IMPLEMENTACIÓN DE ESTRATEGIAS PARA LA PREVENCIÓN Y CONTROL DE LAS AMENAZAS SOBRE LA DIVERSIDAD BIOLÓGICA.

OBJETIVO DEL PROYECTO: IDENTIFICACIÓN, CONTROL Y ERRADICACIÓN DE ESPECIES EXÓTICAS INVASORAS; CONTROL Y FISCALIZACIÓN DE ORGANISMOS GENÉTICAMENTE MODIFICADOS; PREVENCIÓN Y MANEJO DEL TRÁFICO ILÍCITO DE EJEMPLARES DE FLORA Y FAUNA SILVESTRE.

UNIDAD DE MEDIDA: CAMPAÑA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.702.572**	**0**	**0**	**0**	**0**	**1.702.572**
402	01	00	00	Productos alimenticios y agropecuarios	184.000	0	0	0	0	184.000
402	01	01	00	Alimentos y bebidas para personas	64.000	0	0	0	0	64.000
402	01	02	00	Alimentos para animales	60.000	0	0	0	0	60.000
402	01	03	00	Productos agrícolas y pecuarios	60.000	0	0	0	0	60.000
402	03	00	00	Textiles y vestuarios	39.524	0	0	0	0	39.524
402	03	02	00	Prendas de vestir	39.524	0	0	0	0	39.524
402	04	00	00	Productos de cuero y caucho	195.000	0	0	0	0	195.000
402	04	03	00	Cauchos y tripas para vehículos	195.000	0	0	0	0	195.000
402	05	00	00	Productos de papel, cartón e impresos	273.000	0	0	0	0	273.000
402	05	01	00	Pulpa de madera, papel y cartón	70.000	0	0	0	0	70.000
402	05	03	00	Productos de papel y cartón para oficina	72.000	0	0	0	0	72.000
402	05	06	00	Productos de papel y cartón para computación	70.000	0	0	0	0	70.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	61.000	0	0	0	0	61.000
402	06	00	00	Productos químicos y derivados	435.000	0	0	0	0	435.000
402	06	03	00	Tintas, pinturas y colorantes	150.000	0	0	0	0	150.000
402	06	06	00	Combustibles y lubricantes	150.000	0	0	0	0	150.000
402	06	08	00	Productos plásticos	135.000	0	0	0	0	135.000
402	08	00	00	Productos metálicos	255.000	0	0	0	0	255.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	85.000	0	0	0	0	85.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	140.000	0	0	0	0	140.000
402	08	10	00	Repuestos y accesorios para otros equipos	30.000	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	321.048	0	0	0	0	321.048
402	10	02	00	Materiales y útiles de limpieza y aseo	60.000	0	0	0	0	60.000
402	10	03	00	Utensilios de cocina y comedor	40.000	0	0	0	0	40.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	39.048	0	0	0	0	39.048
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	45.000	0	0	0	0	45.000
402	10	08	00	Materiales para equipos de computación	57.000	0	0	0	0	57.000
402	10	11	00	Materiales eléctricos	54.000	0	0	0	0	54.000
402	10	12	00	Materiales para instalaciones sanitarias	26.000	0	0	0	0	26.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 130456 750023000 IMPLEMENTACIÓN DE ESTRATEGIAS PARA LA PREVENCIÓN Y CONTROL DE LAS AMENAZAS SOBRE LA DIVERSIDAD BIOLÓGICA.

OBJETIVO DEL PROYECTO: IDENTIFICACIÓN, CONTROL Y ERRADICACIÓN DE ESPECIES EXÓTICAS INVASORAS; CONTROL Y FISCALIZACIÓN DE ORGANISMOS GENÉTICAMENTE MODIFICADOS; PREVENCIÓN Y MANEJO DEL TRÁFICO ILÍCITO DE EJEMPLARES DE FLORA Y FAUNA SILVESTRE.

UNIDAD DE MEDIDA: CAMPAÑA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.703.858**	**0**	**0**	**0**	**0**	**3.703.858**
403	02	00	00	Alquileres de maquinaria y equipos	470.000	0	0	0	0	470.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	470.000	0	0	0	0	470.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	336.028	0	0	0	0	336.028
403	07	02	00	Imprenta y reproducción	336.028	0	0	0	0	336.028
403	09	00	00	Viáticos y pasajes	1.042.858	0	0	0	0	1.042.858
403	09	01	00	Viáticos y pasajes dentro del país	1.042.858	0	0	0	0	1.042.858
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.074.200	0	0	0	0	1.074.200
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	585.000	0	0	0	0	585.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	93.200	0	0	0	0	93.200
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	215.000	0	0	0	0	215.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	181.000	0	0	0	0	181.000
403	18	00	00	Impuestos indirectos	780.772	0	0	0	0	780.772
403	18	01	00	Impuesto al valor agregado	780.772	0	0	0	0	780.772
404	**00**	**00**	**00**	**Activos reales**	**1.100.000**	**0**	**0**	**0**	**0**	**1.100.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	150.000	0	0	0	0	150.000
404	01	01	00	Repuestos mayores	150.000	0	0	0	0	150.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	150.000	0	0	0	0	150.000
404	04	00	00	Equipos de transporte, tracción y elevación	190.000	0	0	0	0	190.000
404	04	03	00	Equipos marítimos de transporte	190.000	0	0	0	0	190.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	200.000	0	0	0	0	200.000
404	05	01	00	Equipos de telecomunicaciones	200.000	0	0	0	0	200.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	210.000	0	0	0	0	210.000
404	07	01	00	Equipos científicos y de laboratorio	210.000	0	0	0	0	210.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	350.000	0	0	0	0	350.000
404	09	01	00	Mobiliario y equipos de oficina	155.000	0	0	0	0	155.000
404	09	02	00	Equipos de computación	45.000	0	0	0	0	45.000
404	09	03	00	Mobiliario y equipos de alojamiento	150.000	0	0	0	0	150.000
				Totales	**6.506.430**	**0**	**0**	**0**	**0**	**6.506.430**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS **75 - 36**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 130456 750023000 IMPLEMENTACIÓN DE ESTRATEGIAS PARA LA PREVENCIÓN Y CONTROL DE LAS AMENAZAS SOBRE LA DIVERSIDAD BIOLÓGICA.

OBJETIVO DEL PROYECTO: IDENTIFICACIÓN, CONTROL Y ERRADICACIÓN DE ESPECIES EXÓTICAS INVASORAS; CONTROL Y FISCALIZACIÓN DE ORGANISMOS GENÉTICAMENTE MODIFICADOS; PREVENCIÓN Y MANEJO DEL TRÁFICO ILÍCITO DE EJEMPLARES DE FLORA Y FAUNA SILVESTRE.

UNIDAD DE MEDIDA: CAMPAÑA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 130456 750023000 IMPLEMENTACIÓN DE ESTRATEGIAS PARA LA PREVENCIÓN Y CONTROL DE LAS AMENAZAS SOBRE LA DIVERSIDAD BIOLÓGICA.

OBJETIVO DEL PROYECTO: IDENTIFICACIÓN, CONTROL Y ERRADICACIÓN DE ESPECIES EXÓTICAS INVASORAS; CONTROL Y FISCALIZACIÓN DE ORGANISMOS GENÉTICAMENTE MODIFICADOS; PREVENCIÓN Y MANEJO DEL TRÁFICO ILÍCITO DE EJEMPLARES DE FLORA Y FAUNA SILVESTRE.

UNIDAD DE MEDIDA: CAMPAÑA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750023001 PREVENCIÓN Y CONTROL DE CUATRO ESPECIES EXÓTICAS INVASORAS.

UNIDAD DE MEDIDA: CAMPAÑA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	567.524	0	0	0	0	567.524
402	01	00	00	Productos alimenticios y agropecuarios	35.000	0	0	0	0	35.000
402	01	01	00	Alimentos y bebidas para personas	15.000	0	0	0	0	15.000
402	01	02	00	Alimentos para animales	10.000	0	0	0	0	10.000
402	01	03	00	Productos agrícolas y pecuarios	10.000	0	0	0	0	10.000
402	03	00	00	Textiles y vestuarios	15.000	0	0	0	0	15.000
402	03	02	00	Prendas de vestir	15.000	0	0	0	0	15.000
402	04	00	00	Productos de cuero y caucho	35.000	0	0	0	0	35.000
402	04	03	00	Cauchos y tripas para vehículos	35.000	0	0	0	0	35.000
402	05	00	00	Productos de papel, cartón e impresos	98.000	0	0	0	0	98.000
402	05	01	00	Pulpa de madera, papel y cartón	20.000	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	27.000	0	0	0	0	27.000
402	05	06	00	Productos de papel y cartón para computación	25.000	0	0	0	0	25.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	26.000	0	0	0	0	26.000
402	06	00	00	Productos químicos y derivados	145.000	0	0	0	0	145.000
402	06	03	00	Tintas, pinturas y colorantes	50.000	0	0	0	0	50.000
402	06	06	00	Combustibles y lubricantes	50.000	0	0	0	0	50.000
402	06	08	00	Productos plásticos	45.000	0	0	0	0	45.000
402	08	00	00	Productos metálicos	115.000	0	0	0	0	115.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	35.000	0	0	0	0	35.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	65.000	0	0	0	0	65.000
402	08	10	00	Repuestos y accesorios para otros equipos	15.000	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	124.524	0	0	0	0	124.524
402	10	02	00	Materiales y útiles de limpieza y aseo	20.000	0	0	0	0	20.000
402	10	03	00	Utensilios de cocina y comedor	20.000	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 130456 750023000 IMPLEMENTACIÓN DE ESTRATEGIAS PARA LA PREVENCIÓN Y CONTROL DE LAS AMENAZAS SOBRE LA DIVERSIDAD BIOLÓGICA.

OBJETIVO DEL PROYECTO: IDENTIFICACIÓN, CONTROL Y ERRADICACIÓN DE ESPECIES EXÓTICAS INVASORAS; CONTROL Y FISCALIZACIÓN DE ORGANISMOS GENÉTICAMENTE MODIFICADOS; PREVENCIÓN Y MANEJO DEL TRÁFICO ILÍCITO DE EJEMPLARES DE FLORA Y FAUNA SILVESTRE.

UNIDAD DE MEDIDA: CAMPAÑA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750023001 PREVENCIÓN Y CONTROL DE CUATRO ESPECIES EXÓTICAS INVASORAS.

UNIDAD DE MEDIDA: CAMPAÑA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	19.524	0	0	0	0	19.524
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.000	0	0	0	0	15.000
402	10	08	00	Materiales para equipos de computación	19.000	0	0	0	0	19.000
402	10	11	00	Materiales eléctricos	18.000	0	0	0	0	18.000
402	10	12	00	Materiales para instalaciones sanitarias	13.000	0	0	0	0	13.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.001.286**	**0**	**0**	**0**	**0**	**1.001.286**
403	02	00	00	Alquileres de maquinaria y equipos	300.000	0	0	0	0	300.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	300.000	0	0	0	0	300.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	16.028	0	0	0	0	16.028
403	07	02	00	Imprenta y reproducción	16.028	0	0	0	0	16.028
403	09	00	00	Viáticos y pasajes	320.000	0	0	0	0	320.000
403	09	01	00	Viáticos y pasajes dentro del país	320.000	0	0	0	0	320.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	165.000	0	0	0	0	165.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	65.000	0	0	0	0	65.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	30.000	0	0	0	0	30.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	45.000	0	0	0	0	45.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	25.000	0	0	0	0	25.000
403	18	00	00	Impuestos indirectos	200.258	0	0	0	0	200.258
403	18	01	00	Impuesto al valor agregado	200.258	0	0	0	0	200.258
404	**00**	**00**	**00**	**Activos reales**	**100.000**	**0**	**0**	**0**	**0**	**100.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	20.000	0	0	0	0	20.000
404	01	01	00	Repuestos mayores	20.000	0	0	0	0	20.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	20.000	0	0	0	0	20.000
404	04	00	00	Equipos de transporte, tracción y elevación	20.000	0	0	0	0	20.000
404	04	03	00	Equipos marítimos de transporte	20.000	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 130456 750023000 IMPLEMENTACIÓN DE ESTRATEGIAS PARA LA PREVENCIÓN Y CONTROL DE LAS AMENAZAS SOBRE LA DIVERSIDAD BIOLÓGICA.

OBJETIVO DEL PROYECTO: IDENTIFICACIÓN, CONTROL Y ERRADICACIÓN DE ESPECIES EXÓTICAS INVASORAS; CONTROL Y FISCALIZACIÓN DE ORGANISMOS GENÉTICAMENTE MODIFICADOS; PREVENCIÓN Y MANEJO DEL TRÁFICO ILÍCITO DE EJEMPLARES DE FLORA Y FAUNA SILVESTRE.

UNIDAD DE MEDIDA: CAMPAÑA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750023001 PREVENCIÓN Y CONTROL DE CUATRO ESPECIES EXÓTICAS INVASORAS.

UNIDAD DE MEDIDA: CAMPAÑA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	15.000	0	0	0	0	15.000
404	05	01	00	Equipos de telecomunicaciones	15.000	0	0	0	0	15.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	20.000	0	0	0	0	20.000
404	07	01	00	Equipos científicos y de laboratorio	20.000	0	0	0	0	20.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	25.000	0	0	0	0	25.000
404	09	01	00	Mobiliario y equipos de oficina	15.000	0	0	0	0	15.000
404	09	03	00	Mobiliario y equipos de alojamiento	10.000	0	0	0	0	10.000
				Totales	**1.668.810**	**0**	**0**	**0**	**0**	**1.668.810**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 130456 750023000 IMPLEMENTACIÓN DE ESTRATEGIAS PARA LA PREVENCIÓN Y CONTROL DE LAS AMENAZAS SOBRE LA DIVERSIDAD BIOLÓGICA.

OBJETIVO DEL PROYECTO: IDENTIFICACIÓN, CONTROL Y ERRADICACIÓN DE ESPECIES EXÓTICAS INVASORAS; CONTROL Y FISCALIZACIÓN DE ORGANISMOS GENÉTICAMENTE MODIFICADOS; PREVENCIÓN Y MANEJO DEL TRÁFICO ILÍCITO DE EJEMPLARES DE FLORA Y FAUNA SILVESTRE.

UNIDAD DE MEDIDA: CAMPAÑA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750023002 OPERATIVOS PARA EL DIAGNÓSTICO DE LA SITUACIÓN ACTUAL DE LOS ORGANISMOS GENÉTICAMENTE MODIFICADOS (OGM), EN LA REPÚBLICA BOLIVARIANA DE VENEZUELA

UNIDAD DE MEDIDA: TALLER **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**576.000**	**0**	**0**	**0**	**0**	**576.000**
402	01	00	00	Productos alimenticios y agropecuarios	109.000	0	0	0	0	109.000
402	01	01	00	Alimentos y bebidas para personas	34.000	0	0	0	0	34.000
402	01	02	00	Alimentos para animales	40.000	0	0	0	0	40.000
402	01	03	00	Productos agrícolas y pecuarios	35.000	0	0	0	0	35.000
402	04	00	00	Productos de cuero y caucho	100.000	0	0	0	0	100.000
402	04	03	00	Cauchos y tripas para vehículos	100.000	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	95.000	0	0	0	0	95.000
402	05	01	00	Pulpa de madera, papel y cartón	35.000	0	0	0	0	35.000
402	05	03	00	Productos de papel y cartón para oficina	25.000	0	0	0	0	25.000
402	05	06	00	Productos de papel y cartón para computación	20.000	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	15.000	0	0	0	0	15.000
402	06	00	00	Productos químicos y derivados	145.000	0	0	0	0	145.000
402	06	03	00	Tintas, pinturas y colorantes	50.000	0	0	0	0	50.000
402	06	06	00	Combustibles y lubricantes	50.000	0	0	0	0	50.000
402	06	08	00	Productos plásticos	45.000	0	0	0	0	45.000
402	08	00	00	Productos metálicos	55.000	0	0	0	0	55.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	25.000	0	0	0	0	25.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	30.000	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	72.000	0	0	0	0	72.000
402	10	02	00	Materiales y útiles de limpieza y aseo	20.000	0	0	0	0	20.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.000	0	0	0	0	15.000
402	10	08	00	Materiales para equipos de computación	19.000	0	0	0	0	19.000
402	10	11	00	Materiales eléctricos	18.000	0	0	0	0	18.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.614.000**	**0**	**0**	**0**	**0**	**1.614.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 130456 750023000 IMPLEMENTACIÓN DE ESTRATEGIAS PARA LA PREVENCIÓN Y CONTROL DE LAS AMENAZAS SOBRE LA DIVERSIDAD BIOLÓGICA.

OBJETIVO DEL PROYECTO: IDENTIFICACIÓN, CONTROL Y ERRADICACIÓN DE ESPECIES EXÓTICAS INVASORAS; CONTROL Y FISCALIZACIÓN DE ORGANISMOS GENÉTICAMENTE MODIFICADOS; PREVENCIÓN Y MANEJO DEL TRÁFICO ILÍCITO DE EJEMPLARES DE FLORA Y FAUNA SILVESTRE.

UNIDAD DE MEDIDA: CAMPAÑA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750023002 OPERATIVOS PARA EL DIAGNÓSTICO DE LA SITUACIÓN ACTUAL DE LOS ORGANISMOS GENÉTICAMENTE MODIFICADOS (OGM), EN LA REPÚBLICA BOLIVARIANA DE VENEZUELA

UNIDAD DE MEDIDA: TALLER **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	02	00	00	Alquileres de maquinaria y equipos	85.000	0	0	0	0	85.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	85.000	0	0	0	0	85.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	200.000	0	0	0	0	200.000
403	07	02	00	Imprenta y reproducción	200.000	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	550.000	0	0	0	0	550.000
403	09	01	00	Viáticos y pasajes dentro del país	550.000	0	0	0	0	550.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	456.200	0	0	0	0	456.200
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	260.000	0	0	0	0	260.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	33.200	0	0	0	0	33.200
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	85.000	0	0	0	0	85.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	78.000	0	0	0	0	78.000
403	18	00	00	Impuestos indirectos	322.800	0	0	0	0	322.800
403	18	01	00	Impuesto al valor agregado	322.800	0	0	0	0	322.800
404	**00**	**00**	**00**	**Activos reales**	**500.000**	**0**	**0**	**0**	**0**	**500.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	60.000	0	0	0	0	60.000
404	01	01	00	Repuestos mayores	60.000	0	0	0	0	60.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	60.000	0	0	0	0	60.000
404	04	00	00	Equipos de transporte, tracción y elevación	85.000	0	0	0	0	85.000
404	04	03	00	Equipos marítimos de transporte	85.000	0	0	0	0	85.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	100.000
404	05	01	00	Equipos de telecomunicaciones	100.000	0	0	0	0	100.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	120.000	0	0	0	0	120.000
404	07	01	00	Equipos científicos y de laboratorio	120.000	0	0	0	0	120.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	135.000	0	0	0	0	135.000
404	09	01	00	Mobiliario y equipos de oficina	75.000	0	0	0	0	75.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 130456 750023000 IMPLEMENTACIÓN DE ESTRATEGIAS PARA LA PREVENCIÓN Y CONTROL DE LAS AMENAZAS SOBRE LA DIVERSIDAD BIOLÓGICA.

OBJETIVO DEL PROYECTO: IDENTIFICACIÓN, CONTROL Y ERRADICACIÓN DE ESPECIES EXÓTICAS INVASORAS; CONTROL Y FISCALIZACIÓN DE ORGANISMOS GENÉTICAMENTE MODIFICADOS; PREVENCIÓN Y MANEJO DEL TRÁFICO ILÍCITO DE EJEMPLARES DE FLORA Y FAUNA SILVESTRE.

UNIDAD DE MEDIDA: CAMPAÑA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750023002 OPERATIVOS PARA EL DIAGNÓSTICO DE LA SITUACIÓN ACTUAL DE LOS ORGANISMOS GENÉTICAMENTE MODIFICADOS (OGM), EN LA REPÚBLICA BOLIVARIANA DE VENEZUELA

UNIDAD DE MEDIDA: TALLER **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	60.000	0	0	0	0	60.000
				Totales	**2.690.000**	**0**	**0**	**0**	**0**	**2.690.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 130456 750023000 IMPLEMENTACIÓN DE ESTRATEGIAS PARA LA PREVENCIÓN Y CONTROL DE LAS AMENAZAS SOBRE LA DIVERSIDAD BIOLÓGICA.

OBJETIVO DEL PROYECTO: IDENTIFICACIÓN, CONTROL Y ERRADICACIÓN DE ESPECIES EXÓTICAS INVASORAS; CONTROL Y FISCALIZACIÓN DE ORGANISMOS GENÉTICAMENTE MODIFICADOS; PREVENCIÓN Y MANEJO DEL TRÁFICO ILÍCITO DE EJEMPLARES DE FLORA Y FAUNA SILVESTRE.

UNIDAD DE MEDIDA: CAMPAÑA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750023003 RESCATE DE EJEMPLARES DE FAUNA Y FLORA SILVESTRE PRODUCTO DEL TRÁFICO ILÍCITO.

UNIDAD DE MEDIDA: COMISIÓN **META:** 240

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**559.048**	**0**	**0**	**0**	**0**	**559.048**
402	01	00	00	Productos alimenticios y agropecuarios	40.000	0	0	0	0	40.000
402	01	01	00	Alimentos y bebidas para personas	15.000	0	0	0	0	15.000
402	01	02	00	Alimentos para animales	10.000	0	0	0	0	10.000
402	01	03	00	Productos agrícolas y pecuarios	15.000	0	0	0	0	15.000
402	03	00	00	Textiles y vestuarios	24.524	0	0	0	0	24.524
402	03	02	00	Prendas de vestir	24.524	0	0	0	0	24.524
402	04	00	00	Productos de cuero y caucho	60.000	0	0	0	0	60.000
402	04	03	00	Cauchos y tripas para vehículos	60.000	0	0	0	0	60.000
402	05	00	00	Productos de papel, cartón e impresos	80.000	0	0	0	0	80.000
402	05	01	00	Pulpa de madera, papel y cartón	15.000	0	0	0	0	15.000
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	20.000
402	05	06	00	Productos de papel y cartón para computación	25.000	0	0	0	0	25.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.000	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	145.000	0	0	0	0	145.000
402	06	03	00	Tintas, pinturas y colorantes	50.000	0	0	0	0	50.000
402	06	06	00	Combustibles y lubricantes	50.000	0	0	0	0	50.000
402	06	08	00	Productos plásticos	45.000	0	0	0	0	45.000
402	08	00	00	Productos metálicos	85.000	0	0	0	0	85.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	25.000	0	0	0	0	25.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	45.000	0	0	0	0	45.000
402	08	10	00	Repuestos y accesorios para otros equipos	15.000	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	124.524	0	0	0	0	124.524
402	10	02	00	Materiales y útiles de limpieza y aseo	20.000	0	0	0	0	20.000
402	10	03	00	Utensilios de cocina y comedor	20.000	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 130456 750023000 IMPLEMENTACIÓN DE ESTRATEGIAS PARA LA PREVENCIÓN Y CONTROL DE LAS AMENAZAS SOBRE LA DIVERSIDAD BIOLÓGICA.

OBJETIVO DEL PROYECTO: IDENTIFICACIÓN, CONTROL Y ERRADICACIÓN DE ESPECIES EXÓTICAS INVASORAS; CONTROL Y FISCALIZACIÓN DE ORGANISMOS GENÉTICAMENTE MODIFICADOS; PREVENCIÓN Y MANEJO DEL TRÁFICO ILÍCITO DE EJEMPLARES DE FLORA Y FAUNA SILVESTRE.

UNIDAD DE MEDIDA: CAMPAÑA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750023003 RESCATE DE EJEMPLARES DE FAUNA Y FLORA SILVESTRE PRODUCTO DEL TRÁFICO ILÍCITO.

UNIDAD DE MEDIDA: COMISIÓN **META:** 240

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	19.524	0	0	0	0	19.524
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.000	0	0	0	0	15.000
402	10	08	00	Materiales para equipos de computación	19.000	0	0	0	0	19.000
402	10	11	00	Materiales eléctricos	18.000	0	0	0	0	18.000
402	10	12	00	Materiales para instalaciones sanitarias	13.000	0	0	0	0	13.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.088.572**	**0**	**0**	**0**	**0**	**1.088.572**
403	02	00	00	Alquileres de maquinaria y equipos	85.000	0	0	0	0	85.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	85.000	0	0	0	0	85.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	120.000	0	0	0	0	120.000
403	07	02	00	Imprenta y reproducción	120.000	0	0	0	0	120.000
403	09	00	00	Viáticos y pasajes	172.858	0	0	0	0	172.858
403	09	01	00	Viáticos y pasajes dentro del país	172.858	0	0	0	0	172.858
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	453.000	0	0	0	0	453.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	260.000	0	0	0	0	260.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	30.000	0	0	0	0	30.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	85.000	0	0	0	0	85.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	78.000	0	0	0	0	78.000
403	18	00	00	Impuestos indirectos	257.714	0	0	0	0	257.714
403	18	01	00	Impuesto al valor agregado	257.714	0	0	0	0	257.714
404	**00**	**00**	**00**	**Activos reales**	**500.000**	**0**	**0**	**0**	**0**	**500.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	70.000	0	0	0	0	70.000
404	01	01	00	Repuestos mayores	70.000	0	0	0	0	70.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	70.000	0	0	0	0	70.000
404	04	00	00	Equipos de transporte, tracción y elevación	85.000	0	0	0	0	85.000
404	04	03	00	Equipos marítimos de transporte	85.000	0	0	0	0	85.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 130456 750023000 IMPLEMENTACIÓN DE ESTRATEGIAS PARA LA PREVENCIÓN Y CONTROL DE LAS AMENAZAS SOBRE LA DIVERSIDAD BIOLÓGICA.

OBJETIVO DEL PROYECTO: IDENTIFICACIÓN, CONTROL Y ERRADICACIÓN DE ESPECIES EXÓTICAS INVASORAS; CONTROL Y FISCALIZACIÓN DE ORGANISMOS GENÉTICAMENTE MODIFICADOS; PREVENCIÓN Y MANEJO DEL TRÁFICO ILÍCITO DE EJEMPLARES DE FLORA Y FAUNA SILVESTRE.

UNIDAD DE MEDIDA: CAMPAÑA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750023003 RESCATE DE EJEMPLARES DE FAUNA Y FLORA SILVESTRE PRODUCTO DEL TRÁFICO ILÍCITO.

UNIDAD DE MEDIDA: COMISIÓN **META:** 240

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	85.000	0	0	0	0	85.000
404	05	01	00	Equipos de telecomunicaciones	85.000	0	0	0	0	85.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	70.000	0	0	0	0	70.000
404	07	01	00	Equipos científicos y de laboratorio	70.000	0	0	0	0	70.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	190.000	0	0	0	0	190.000
404	09	01	00	Mobiliario y equipos de oficina	65.000	0	0	0	0	65.000
404	09	02	00	Equipos de computación	45.000	0	0	0	0	45.000
404	09	03	00	Mobiliario y equipos de alojamiento	80.000	0	0	0	0	80.000
				Totales	**2.147.620**	**0**	**0**	**0**	**0**	**2.147.620**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127836 750024000 SISTEMA AUTOMATIZADO DE TRÁMITES Y AUTORIZACIONES AMBIENTALES DEL MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

OBJETIVO DEL PROYECTO: IDENTIFICAR LOS PROCESOS DE CONTROLES PARA LA IMPLEMENTACIÓN DEL SISTEMA AUTOMATIZADO DE TRÁMITES AMBIENTALES, PARA EL MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS .

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**500.000**	**0**	**0**	**0**	**0**	**500.000**
402	10	00	00	Productos varios y útiles diversos	500.000	0	0	0	0	500.000
402	10	08	00	Materiales para equipos de computación	500.000	0	0	0	0	500.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.916.385**	**0**	**0**	**0**	**0**	**2.916.385**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.354.524	0	0	0	0	2.354.524
403	10	03	00	Servicios de procesamiento de datos	2.354.524	0	0	0	0	2.354.524
403	18	00	00	Impuestos indirectos	561.861	0	0	0	0	561.861
403	18	01	00	Impuesto al valor agregado	561.861	0	0	0	0	561.861
404	**00**	**00**	**00**	**Activos reales**	**1.810.400**	**0**	**0**	**0**	**0**	**1.810.400**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	400.000	0	0	0	0	400.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	400.000	0	0	0	0	400.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.410.400	0	0	0	0	1.410.400
404	09	02	00	Equipos de computación	910.400	0	0	0	0	910.400
404	09	03	00	Mobiliario y equipos de alojamiento	500.000	0	0	0	0	500.000
				Totales	**5.226.785**	**0**	**0**	**0**	**0**	**5.226.785**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 75 - 47

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127836 750024000 SISTEMA AUTOMATIZADO DE TRÁMITES Y AUTORIZACIONES AMBIENTALES DEL MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

OBJETIVO DEL PROYECTO: IDENTIFICAR LOS PROCESOS DE CONTROLES PARA LA IMPLEMENTACIÓN DEL SISTEMA AUTOMATIZADO DE TRÁMITES AMBIENTALES, PARA EL MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS .

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** **2016**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127836 750024000 SISTEMA AUTOMATIZADO DE TRÁMITES Y AUTORIZACIONES AMBIENTALES DEL MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

OBJETIVO DEL PROYECTO: IDENTIFICAR LOS PROCESOS DE CONTROLES PARA LA IMPLEMENTACIÓN DEL SISTEMA AUTOMATIZADO DE TRÁMITES AMBIENTALES, PARA EL MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS .

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750024001 CREACIÓN DE LA BASE DE DATOS PARA EL SISTEMA DE AUTORIZACIONES AMBIENTALES

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y LA COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**500.000**	**0**	**0**	**0**	**0**	**500.000**
402	10	00	00	Productos varios y útiles diversos	500.000	0	0	0	0	500.000
402	10	08	00	Materiales para equipos de computación	500.000	0	0	0	0	500.000
403	00	00	00	**Servicios no personales**	**2.916.385**	**0**	**0**	**0**	**0**	**2.916.385**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.354.524	0	0	0	0	2.354.524
403	10	03	00	Servicios de procesamiento de datos	2.354.524	0	0	0	0	2.354.524
403	18	00	00	Impuestos indirectos	561.861	0	0	0	0	561.861
403	18	01	00	Impuesto al valor agregado	561.861	0	0	0	0	561.861
404	00	00	00	**Activos reales**	**500.000**	**0**	**0**	**0**	**0**	**500.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	500.000
404	09	03	00	Mobiliario y equipos de alojamiento	500.000	0	0	0	0	500.000
				Totales	**3.916.385**	**0**	**0**	**0**	**0**	**3.916.385**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127836 750024000 SISTEMA AUTOMATIZADO DE TRÁMITES Y AUTORIZACIONES AMBIENTALES DEL MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

OBJETIVO DEL PROYECTO: IDENTIFICAR LOS PROCESOS DE CONTROLES PARA LA IMPLEMENTACIÓN DEL SISTEMA AUTOMATIZADO DE TRÁMITES AMBIENTALES, PARA EL MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS .

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y LA COMUNICACIÓN **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750024002 INSTALACIÓN Y PUESTA EN MARCHA DEL SISTEMA DE AUTORIZACIONES AMBIENTALES

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y LA COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**1.310.400**	**0**	**0**	**0**	**0**	**1.310.400**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	400.000	0	0	0	0	400.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	400.000	0	0	0	0	400.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	910.400	0	0	0	0	910.400
404	09	02	00	Equipos de computación	910.400	0	0	0	0	910.400
				Totales	**1.310.400**	**0**	**0**	**0**	**0**	**1.310.400**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127840 750025000 FORMACIÓN PARA LA CONSTRUCCIÓN COLECTIVA DE LA VISIÓN DEL ECOSOCIALISMO.

OBJETIVO DEL PROYECTO: CONSTRUIR A TRAVÉS DE PROCESOS DE FORMACIÓN E INTERCAMBIO DE SABERES, LA VISIÓN DEL ECOSOCIALISMO PARA LA GENERACIÓN DE POLÍTICAS.

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA EL ECOSOCIALISMO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.166.935**	**0**	**0**	**0**	**0**	**3.166.935**
402	01	00	00	Productos alimenticios y agropecuarios	490.500	0	0	0	0	490.500
402	01	01	00	Alimentos y bebidas para personas	490.500	0	0	0	0	490.500
402	03	00	00	Textiles y vestuarios	1.150.000	0	0	0	0	1.150.000
402	03	01	00	Textiles	150.000	0	0	0	0	150.000
402	03	02	00	Prendas de vestir	1.000.000	0	0	0	0	1.000.000
402	05	00	00	Productos de papel, cartón e impresos	708.435	0	0	0	0	708.435
402	05	01	00	Pulpa de madera, papel y cartón	87.050	0	0	0	0	87.050
402	05	02	00	Envases y cajas de papel y cartón	20.000	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	385.385	0	0	0	0	385.385
402	05	04	00	Libros, revistas y periódicos	171.000	0	0	0	0	171.000
402	05	05	00	Material de enseñanza	25.000	0	0	0	0	25.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.000	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	250.000	0	0	0	0	250.000
402	06	03	00	Tintas, pinturas y colorantes	250.000	0	0	0	0	250.000
402	10	00	00	Productos varios y útiles diversos	568.000	0	0	0	0	568.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	180.000	0	0	0	0	180.000
402	10	08	00	Materiales para equipos de computación	388.000	0	0	0	0	388.000
403	**00**	**00**	**00**	**Servicios no personales**	**10.569.045**	**0**	**0**	**0**	**0**	**10.569.045**
403	01	00	00	Alquileres de inmuebles	400.000	0	0	0	0	400.000
403	01	01	00	Alquileres de edificios y locales	400.000	0	0	0	0	400.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.915.357	0	0	0	0	3.915.357
403	07	02	00	Imprenta y reproducción	1.950.000	0	0	0	0	1.950.000
403	07	03	00	Relaciones sociales	1.965.357	0	0	0	0	1.965.357
403	09	00	00	Viáticos y pasajes	1.280.000	0	0	0	0	1.280.000
403	09	01	00	Viáticos y pasajes dentro del país	1.280.000	0	0	0	0	1.280.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.050.000	0	0	0	0	1.050.000
403	10	99	00	Otros servicios profesionales y técnicos	1.050.000	0	0	0	0	1.050.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.496.432	0	0	0	0	1.496.432
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.476.432	0	0	0	0	1.476.432

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127840 750025000 FORMACIÓN PARA LA CONSTRUCCIÓN COLECTIVA DE LA VISIÓN DEL ECOSOCIALISMO.

OBJETIVO DEL PROYECTO: CONSTRUIR A TRAVÉS DE PROCESOS DE FORMACIÓN E INTERCAMBIO DE SABERES, LA VISIÓN DEL ECOSOCIALISMO PARA LA GENERACIÓN DE POLÍTICAS.

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA EL ECOSOCIALISMO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	2.427.256	0	0	0	0	2.427.256
403	18	01	00	Impuesto al valor agregado	2.427.256	0	0	0	0	2.427.256
404	**00**	**00**	**00**	**Activos reales**	**3.614.500**	**0**	**0**	**0**	**0**	**3.614.500**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	100.000	0	0	0	0	100.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	100.000	0	0	0	0	100.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	100.000	0	0	0	0	100.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	330.000	0	0	0	0	330.000
404	05	01	00	Equipos de telecomunicaciones	330.000	0	0	0	0	330.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.684.500	0	0	0	0	1.684.500
404	07	02	00	Equipos de enseñanza, deporte y recreación	600.000	0	0	0	0	600.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	604.000	0	0	0	0	604.000
404	07	06	00	Instrumentos musicales y equipos de audio	140.000	0	0	0	0	140.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	340.500	0	0	0	0	340.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.500.000	0	0	0	0	1.500.000
404	09	02	00	Equipos de computación	1.500.000	0	0	0	0	1.500.000
				Totales	**17.350.480**	**0**	**0**	**0**	**0**	**17.350.480**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 75 - 52

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127840 750025000 FORMACIÓN PARA LA CONSTRUCCIÓN COLECTIVA DE LA VISIÓN DEL ECOSOCIALISMO.

OBJETIVO DEL PROYECTO: CONSTRUIR A TRAVÉS DE PROCESOS DE FORMACIÓN E INTERCAMBIO DE SABERES, LA VISIÓN DEL ECOSOCIALISMO PARA LA GENERACIÓN DE POLÍTICAS.

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA EL ECOSOCIALISMO **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127840 750025000 FORMACIÓN PARA LA CONSTRUCCIÓN COLECTIVA DE LA VISIÓN DEL ECOSOCIALISMO.

OBJETIVO DEL PROYECTO: CONSTRUIR A TRAVÉS DE PROCESOS DE FORMACIÓN E INTERCAMBIO DE SABERES, LA VISIÓN DEL ECOSOCIALISMO PARA LA GENERACIÓN DE POLÍTICAS.

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA EL ECOSOCIALISMO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750025001 DISEÑO Y DESARROLLO DE ENCUENTROS NACIONALES DE INTERCAMBIO DE SABERES PARA LA FORMACIÓN Y CONSTRUCCIÓN DEL ECOSOCIALISMO.

UNIDAD DE MEDIDA: ENCUENTRO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA EL ECOSOCIALISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**690.000**	**0**	**0**	**0**	**0**	**690.000**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	100.000
402	03	00	00	Textiles y vestuarios	250.000	0	0	0	0	250.000
402	03	01	00	Textiles	50.000	0	0	0	0	50.000
402	03	02	00	Prendas de vestir	200.000	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	150.000	0	0	0	0	150.000
402	05	03	00	Productos de papel y cartón para oficina	150.000	0	0	0	0	150.000
402	06	00	00	Productos químicos y derivados	100.000	0	0	0	0	100.000
402	06	03	00	Tintas, pinturas y colorantes	100.000	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	90.000	0	0	0	0	90.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	40.000	0	0	0	0	40.000
402	10	08	00	Materiales para equipos de computación	50.000	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.201.236**	**0**	**0**	**0**	**0**	**2.201.236**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.500.000	0	0	0	0	1.500.000
403	07	02	00	Imprenta y reproducción	500.000	0	0	0	0	500.000
403	07	03	00	Relaciones sociales	1.000.000	0	0	0	0	1.000.000
403	09	00	00	Viáticos y pasajes	300.000	0	0	0	0	300.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	401.236	0	0	0	0	401.236
403	18	01	00	Impuesto al valor agregado	401.236	0	0	0	0	401.236
404	**00**	**00**	**00**	**Activos reales**	**500.000**	**0**	**0**	**0**	**0**	**500.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	500.000
404	09	02	00	Equipos de computación	500.000	0	0	0	0	500.000
				Totales	**3.391.236**	**0**	**0**	**0**	**0**	**3.391.236**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127840 750025000 FORMACIÓN PARA LA CONSTRUCCIÓN COLECTIVA DE LA VISIÓN DEL ECOSOCIALISMO.

OBJETIVO DEL PROYECTO: CONSTRUIR A TRAVÉS DE PROCESOS DE FORMACIÓN E INTERCAMBIO DE SABERES, LA VISIÓN DEL ECOSOCIALISMO PARA LA GENERACIÓN DE POLÍTICAS.

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA EL ECOSOCIALISMO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750025002 DISEÑO Y EJECUCIÓN DE JORNADAS DE FORMACIÓN DE INTERCAMBIO DE SABERES PARA LA CONSTRUCCIÓN DEL ECOSOCIALISMO

UNIDAD DE MEDIDA: JORNADA **META:** 66

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA EL ECOSOCIALISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**970.000**	**0**	**0**	**0**	**0**	**970.000**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	200.000
402	03	00	00	Textiles y vestuarios	400.000	0	0	0	0	400.000
402	03	02	00	Prendas de vestir	400.000	0	0	0	0	400.000
402	05	00	00	Productos de papel, cartón e impresos	100.000	0	0	0	0	100.000
402	05	01	00	Pulpa de madera, papel y cartón	20.000	0	0	0	0	20.000
402	05	02	00	Envases y cajas de papel y cartón	20.000	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	60.000	0	0	0	0	60.000
402	06	00	00	Productos químicos y derivados	150.000	0	0	0	0	150.000
402	06	03	00	Tintas, pinturas y colorantes	150.000	0	0	0	0	150.000
402	10	00	00	Productos varios y útiles diversos	120.000	0	0	0	0	120.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	30.000	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	90.000	0	0	0	0	90.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.863.437**	**0**	**0**	**0**	**0**	**4.863.437**
403	01	00	00	Alquileres de inmuebles	400.000	0	0	0	0	400.000
403	01	01	00	Alquileres de edificios y locales	400.000	0	0	0	0	400.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.215.357	0	0	0	0	1.215.357
403	07	02	00	Imprenta y reproducción	250.000	0	0	0	0	250.000
403	07	03	00	Relaciones sociales	965.357	0	0	0	0	965.357
403	09	00	00	Viáticos y pasajes	420.000	0	0	0	0	420.000
403	09	01	00	Viáticos y pasajes dentro del país	420.000	0	0	0	0	420.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	600.000	0	0	0	0	600.000
403	10	99	00	Otros servicios profesionales y técnicos	600.000	0	0	0	0	600.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.496.432	0	0	0	0	1.496.432

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127840 750025000 FORMACIÓN PARA LA CONSTRUCCIÓN COLECTIVA DE LA VISIÓN DEL ECOSOCIALISMO.

OBJETIVO DEL PROYECTO: CONSTRUIR A TRAVÉS DE PROCESOS DE FORMACIÓN E INTERCAMBIO DE SABERES, LA VISIÓN DEL ECOSOCIALISMO PARA LA GENERACIÓN DE POLÍTICAS.

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA EL ECOSOCIALISMO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750025002 DISEÑO Y EJECUCIÓN DE JORNADAS DE FORMACIÓN DE INTERCAMBIO DE SABERES PARA LA CONSTRUCCIÓN DEL ECOSOCIALISMO

UNIDAD DE MEDIDA: JORNADA **META:** 66

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA EL ECOSOCIALISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.476.432	0	0	0	0	1.476.432
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	731.648	0	0	0	0	731.648
403	18	01	00	Impuesto al valor agregado	731.648	0	0	0	0	731.648
404	**00**	**00**	**00**	**Activos reales**	**840.000**	**0**	**0**	**0**	**0**	**840.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	100.000	0	0	0	0	100.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	100.000	0	0	0	0	100.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	100.000	0	0	0	0	100.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	300.000
404	05	01	00	Equipos de telecomunicaciones	300.000	0	0	0	0	300.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	440.000	0	0	0	0	440.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	300.000	0	0	0	0	300.000
404	07	06	00	Instrumentos musicales y equipos de audio	140.000	0	0	0	0	140.000
				Totales	**6.673.437**	**0**	**0**	**0**	**0**	**6.673.437**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127840 750025000 FORMACIÓN PARA LA CONSTRUCCIÓN COLECTIVA DE LA VISIÓN DEL ECOSOCIALISMO.

OBJETIVO DEL PROYECTO: CONSTRUIR A TRAVÉS DE PROCESOS DE FORMACIÓN E INTERCAMBIO DE SABERES, LA VISIÓN DEL ECOSOCIALISMO PARA LA GENERACIÓN DE POLÍTICAS.

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA EL ECOSOCIALISMO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750025003 DISEÑO Y CONFORMACIÓN DE BRIGADAS CON ACTORES DEL PODER POPULAR PARA EL INTERCAMBIO DE SABERES EN LA CONSTRUCCIÓN DEL ECOSOCIALISMO.

UNIDAD DE MEDIDA: BRIGADA **META:** 72

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA EL ECOSOCIALISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**590.000**	**0**	**0**	**0**	**0**	**590.000**
402	01	00	00	Productos alimenticios y agropecuarios	90.000	0	0	0	0	90.000
402	01	01	00	Alimentos y bebidas para personas	90.000	0	0	0	0	90.000
402	03	00	00	Textiles y vestuarios	500.000	0	0	0	0	500.000
402	03	01	00	Textiles	100.000	0	0	0	0	100.000
402	03	02	00	Prendas de vestir	400.000	0	0	0	0	400.000
403	**00**	**00**	**00**	**Servicios no personales**	**752.000**	**0**	**0**	**0**	**0**	**752.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	200.000	0	0	0	0	200.000
403	07	02	00	Imprenta y reproducción	200.000	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	300.000	0	0	0	0	300.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	252.000	0	0	0	0	252.000
403	18	01	00	Impuesto al valor agregado	252.000	0	0	0	0	252.000
				Totales	**1.342.000**	**0**	**0**	**0**	**0**	**1.342.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127840 750025000 FORMACIÓN PARA LA CONSTRUCCIÓN COLECTIVA DE LA VISIÓN DEL ECOSOCIALISMO.

OBJETIVO DEL PROYECTO: CONSTRUIR A TRAVÉS DE PROCESOS DE FORMACIÓN E INTERCAMBIO DE SABERES, LA VISIÓN DEL ECOSOCIALISMO PARA LA GENERACIÓN DE POLÍTICAS.

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA EL ECOSOCIALISMO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750025004 CREACIÓN DE MATERIAL AUDIOVISUAL DIVULGATIVO PARA LA FORMACIÓN ECOSOCIALISTA

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 7

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA EL ECOSOCIALISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**380.500**	**0**	**0**	**0**	**0**	**380.500**
402	01	00	00	Productos alimenticios y agropecuarios	100.500	0	0	0	0	100.500
402	01	01	00	Alimentos y bebidas para personas	100.500	0	0	0	0	100.500
402	05	00	00	Productos de papel, cartón e impresos	70.000	0	0	0	0	70.000
402	05	03	00	Productos de papel y cartón para oficina	50.000	0	0	0	0	50.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.000	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	210.000	0	0	0	0	210.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	60.000	0	0	0	0	60.000
402	10	08	00	Materiales para equipos de computación	150.000	0	0	0	0	150.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.152.380**	**0**	**0**	**0**	**0**	**1.152.380**
403	09	00	00	Viáticos y pasajes	260.000	0	0	0	0	260.000
403	09	01	00	Viáticos y pasajes dentro del país	260.000	0	0	0	0	260.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	450.000	0	0	0	0	450.000
403	10	99	00	Otros servicios profesionales y técnicos	450.000	0	0	0	0	450.000
403	18	00	00	Impuestos indirectos	442.380	0	0	0	0	442.380
403	18	01	00	Impuesto al valor agregado	442.380	0	0	0	0	442.380
404	**00**	**00**	**00**	**Activos reales**	**1.170.500**	**0**	**0**	**0**	**0**	**1.170.500**
404	05	00	00	Equipos de comunicaciones y de señalamiento	30.000	0	0	0	0	30.000
404	05	01	00	Equipos de telecomunicaciones	30.000	0	0	0	0	30.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	640.500	0	0	0	0	640.500
404	07	02	00	Equipos de enseñanza, deporte y recreación	300.000	0	0	0	0	300.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	340.500	0	0	0	0	340.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	500.000
404	09	02	00	Equipos de computación	500.000	0	0	0	0	500.000
				Totales	**2.703.380**	**0**	**0**	**0**	**0**	**2.703.380**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 127840 750025000 FORMACIÓN PARA LA CONSTRUCCIÓN COLECTIVA DE LA VISIÓN DEL ECOSOCIALISMO.

OBJETIVO DEL PROYECTO: CONSTRUIR A TRAVÉS DE PROCESOS DE FORMACIÓN E INTERCAMBIO DE SABERES, LA VISIÓN DEL ECOSOCIALISMO PARA LA GENERACIÓN DE POLÍTICAS.

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA EL ECOSOCIALISMO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 750025005 SISTEMATIZACIÓN Y PUBLICACIÓN DE LOS PROCESOS DE FORMACIÓN QUE CONTRIBUYEN EN LA CONSTRUCCIÓN COLECTIVA DE CONTENIDOS ECOSOCIALISTAS PARA LA GENERACIÓN DE POLÍTICAS.

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 7

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN PARA EL ECOSOCIALISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**536.435**	**0**	**0**	**0**	**0**	**536.435**
402	05	00	00	Productos de papel, cartón e impresos	388.435	0	0	0	0	388.435
402	05	01	00	Pulpa de madera, papel y cartón	67.050	0	0	0	0	67.050
402	05	03	00	Productos de papel y cartón para oficina	125.385	0	0	0	0	125.385
402	05	04	00	Libros, revistas y periódicos	171.000	0	0	0	0	171.000
402	05	05	00	Material de enseñanza	25.000	0	0	0	0	25.000
402	10	00	00	Productos varios y útiles diversos	148.000	0	0	0	0	148.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	50.000	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	98.000	0	0	0	0	98.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.599.992**	**0**	**0**	**0**	**0**	**1.599.992**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.000.000	0	0	0	0	1.000.000
403	07	02	00	Imprenta y reproducción	1.000.000	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	599.992	0	0	0	0	599.992
403	18	01	00	Impuesto al valor agregado	599.992	0	0	0	0	599.992
404	**00**	**00**	**00**	**Activos reales**	**1.104.000**	**0**	**0**	**0**	**0**	**1.104.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	604.000	0	0	0	0	604.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	604.000	0	0	0	0	604.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	500.000
404	09	02	00	Equipos de computación	500.000	0	0	0	0	500.000
				Totales	**3.240.427**	**0**	**0**	**0**	**0**	**3.240.427**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 759999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 3.689.270.594

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.215.128.181**	**2.474.142.413**	**0**	**0**	**0**	**3.689.270.594**
407	01	00	00	Transferencias y donaciones corrientes internas	1.215.128.181	0	0	0	0	1.215.128.181
407	01	03	00	Transferencias corrientes internas al sector público	1.215.128.181	0	0	0	0	1.215.128.181
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	303.545.608	0	0	0	0	303.545.608
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	911.582.573	0	0	0	0	911.582.573
407	03	00	00	Transferencias y donaciones de capital internas	0	2.474.142.413	0	0	0	2.474.142.413
407	03	03	00	Transferencias de capital internas al sector público	0	2.474.142.413	0	0	0	2.474.142.413
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	1.420.111.431	0	0	0	1.420.111.431
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	1.054.030.982	0	0	0	1.054.030.982
				Totales	**1.215.128.181**	**2.474.142.413**	**0**	**0**	**0**	**3.689.270.594**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 759999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 3.689.270.594

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**1.215.128.181**	**2.474.142.413**	**0**	**0**	**0**	**3.689.270.594**
407	01	00	00	Transferencias y donaciones corrientes internas	1.215.128.181	0	0	0	0	1.215.128.181
407	01	03	00	Transferencias corrientes internas al sector público	1.215.128.181	0	0	0	0	1.215.128.181
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	303.545.608	0	0	0	0	303.545.608
				- A0064 Instituto para el Control y la Conservación del Lago de Maracaibo y su Cuenca Hidrográfica (ICLAM)	125.500.904	0	0	0	0	125.500.904
				- A0103 Fundación Instituto Forestal Latinoamericano	5.863.559	0	0	0	0	5.863.559
				- A0324 Fundación de Educación Ambiental	43.354.407	0	0	0	0	43.354.407
				- A0343 Fundación Laboratorio Nacional de Hidráulica	1.347.549	0	0	0	0	1.347.549
				- A1314 Instituto Nacional de Meteorología e Hidrología (INAMEH)	127.479.189	0	0	0	0	127.479.189
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	911.582.573	0	0	0	0	911.582.573
				- A0696 Empresa Regional Sistema Hidráulico Trujillano, S.A.	8.000.000	0	0	0	0	8.000.000
				- A1240 Empresa Noroccidental de Mantenimiento y Obras Hidráulicas, C.A. (ENMOHCA)	903.582.573	0	0	0	0	903.582.573
407	03	00	00	Transferencias y donaciones de capital internas	0	2.474.142.413	0	0	0	2.474.142.413
407	03	03	00	Transferencias de capital internas al sector público	0	2.474.142.413	0	0	0	2.474.142.413
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	1.420.111.431	0	0	0	1.420.111.431
				- A0069 Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (SAMARN)	0	1.219.981.431	0	0	0	1.219.981.431
				- A1314 Instituto Nacional de Meteorología e Hidrología (INAMEH)	0	200.130.000	0	0	0	200.130.000
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	1.054.030.982	0	0	0	1.054.030.982
				- A0606 C.A. Hidrológica de Venezuela (HIDROVEN)	0	1.054.030.982	0	0	0	1.054.030.982
				Totales	**1.215.128.181**	**2.474.142.413**	**0**	**0**	**0**	**3.689.270.594**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 759999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.689.270.594

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 759999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO PARA EL CONTROL Y LA CONSERVACIÓN DEL LAGO DE MARACAIBO Y SU CUENCA HIDROGRÁFICA (ICLAM)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 125.500.904

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**125.500.904**	**0**	**0**	**0**	**0**	**125.500.904**
407	01	00	00	Transferencias y donaciones corrientes internas	125.500.904	0	0	0	0	125.500.904
407	01	03	00	Transferencias corrientes internas al sector público	125.500.904	0	0	0	0	125.500.904
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	125.500.904	0	0	0	0	125.500.904
				Totales	**125.500.904**	**0**	**0**	**0**	**0**	**125.500.904**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 759999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.689.270.594

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 759999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN INSTITUTO FORESTAL LATINOAMERICANO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 5.863.559

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.863.559**	**0**	**0**	**0**	**0**	**5.863.559**
407	01	00	00	Transferencias y donaciones corrientes internas	5.863.559	0	0	0	0	5.863.559
407	01	03	00	Transferencias corrientes internas al sector público	5.863.559	0	0	0	0	5.863.559
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.863.559	0	0	0	0	5.863.559
				Totales	**5.863.559**	**0**	**0**	**0**	**0**	**5.863.559**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 759999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.689.270.594

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 759999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN DE EDUCACIÓN AMBIENTAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 43.354.407

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**43.354.407**	**0**	**0**	**0**	**0**	**43.354.407**
407	01	00	00	Transferencias y donaciones corrientes internas	43.354.407	0	0	0	0	43.354.407
407	01	03	00	Transferencias corrientes internas al sector público	43.354.407	0	0	0	0	43.354.407
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	43.354.407	0	0	0	0	43.354.407
				Totales	**43.354.407**	**0**	**0**	**0**	**0**	**43.354.407**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 759999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.689.270.594

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 759999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN LABORATORIO NACIONAL DE HIDRÁULICA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.347.549

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**1.347.549**	**0**	**0**	**0**	**0**	**1.347.549**
407	01	00	00	Transferencias y donaciones corrientes internas	1.347.549	0	0	0	0	1.347.549
407	01	03	00	Transferencias corrientes internas al sector público	1.347.549	0	0	0	0	1.347.549
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.347.549	0	0	0	0	1.347.549
				Totales	**1.347.549**	**0**	**0**	**0**	**0**	**1.347.549**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 759999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.689.270.594

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 759999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE METEOROLOGÍA E HIDROLOGÍA (INAMEH)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 327.609.189

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**127.479.189**	**200.130.000**	**0**	**0**	**0**	**327.609.189**
407	01	00	00	Transferencias y donaciones corrientes internas	127.479.189	0	0	0	0	127.479.189
407	01	03	00	Transferencias corrientes internas al sector público	127.479.189	0	0	0	0	127.479.189
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	127.479.189	0	0	0	0	127.479.189
407	03	00	00	Transferencias y donaciones de capital internas	0	200.130.000	0	0	0	200.130.000
407	03	03	00	Transferencias de capital internas al sector público	0	200.130.000	0	0	0	200.130.000
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	200.130.000	0	0	0	200.130.000
				Totales	**127.479.189**	**200.130.000**	**0**	**0**	**0**	**327.609.189**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 759999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 3.689.270.594

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 759999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE EMPRESA REGIONAL SISTEMA HIDRÁULICO TRUJILLANO, S.A.

UNIDAD DE MEDIDA: BOLÍVAR

META: 8.000.000

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**8.000.000**	**0**	**0**	**0**	**0**	**8.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	8.000.000	0	0	0	0	8.000.000
407	01	03	00	Transferencias corrientes internas al sector público	8.000.000	0	0	0	0	8.000.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	8.000.000	0	0	0	0	8.000.000
				Totales	**8.000.000**	**0**	**0**	**0**	**0**	**8.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 759999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.689.270.594

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 759999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE EMPRESA NOROCCIDENTAL DE MANTENIMIENTO Y OBRAS HIDRÁULICAS, C.A. (ENMOHCA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 903.582.573

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**903.582.573**	**0**	**0**	**0**	**0**	**903.582.573**
407	01	00	00	Transferencias y donaciones corrientes internas	903.582.573	0	0	0	0	903.582.573
407	01	03	00	Transferencias corrientes internas al sector público	903.582.573	0	0	0	0	903.582.573
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	903.582.573	0	0	0	0	903.582.573
				Totales	**903.582.573**	**0**	**0**	**0**	**0**	**903.582.573**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 759999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.689.270.594

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 759999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE C.A. HIDROLÓGICA DE VENEZUELA (HIDROVEN)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.054.030.982

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**1.054.030.982**	**0**	**0**	**0**	**1.054.030.982**
407	03	00	00	Transferencias y donaciones de capital internas	0	1.054.030.982	0	0	0	1.054.030.982
407	03	03	00	Transferencias de capital internas al sector público	0	1.054.030.982	0	0	0	1.054.030.982
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	1.054.030.982	0	0	0	1.054.030.982
				Totales	**0**	**1.054.030.982**	**0**	**0**	**0**	**1.054.030.982**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PROYECTO: 759999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.689.270.594

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 759999010 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO AUTÓNOMO SERVICIOS AMBIENTALES DEL MINISTERIO DEL AMBIENTE Y DE LOS RECURSOS NATURALES (SAMARN)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.219.981.431

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**1.219.981.431**	**0**	**0**	**0**	**1.219.981.431**
407	03	00	00	Transferencias y donaciones de capital internas	0	1.219.981.431	0	0	0	1.219.981.431
407	03	03	00	Transferencias de capital internas al sector público	0	1.219.981.431	0	0	0	1.219.981.431
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	1.219.981.431	0	0	0	1.219.981.431
				Totales	**0**	**1.219.981.431**	**0**	**0**	**0**	**1.219.981.431**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

ACCIÓN CENTRALIZADA: 750001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.192.598.929**	**0**	**0**	**0**	**0**	**2.192.598.929**
401	01	00	00	Sueldos, salarios y otras retribuciones	314.607.489	0	0	0	0	314.607.489
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	187.263.400	0	0	0	0	187.263.400
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	84.916.300	0	0	0	0	84.916.300
401	01	13	00	Suplencias a obreros	500.000	0	0	0	0	500.000
401	01	18	00	Remuneraciones al personal contratado	40.484.500	0	0	0	0	40.484.500
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	35.324.500	0	0	0	0	35.324.500
401	01	18	02	Remuneraciones por honorarios profesionales	5.160.000	0	0	0	0	5.160.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	833.889	0	0	0	0	833.889
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	155.900	0	0	0	0	155.900
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	453.500	0	0	0	0	453.500
401	03	00	00	Primas	94.711.558	0	0	0	0	94.711.558
401	03	08	00	Primas de profesionalización a empleados	27.219.635	0	0	0	0	27.219.635
401	03	09	00	Primas por antigüedad a empleados	37.452.680	0	0	0	0	37.452.680
401	03	21	00	Primas por antigüedad a obreros	16.983.260	0	0	0	0	16.983.260
401	03	22	00	Primas de profesionalización a obreros	4.666.350	0	0	0	0	4.666.350
401	03	40	00	Primas de profesionalización al personal contratado	2.325.515	0	0	0	0	2.325.515
401	03	41	00	Primas por antigüedad al personal contratado	5.290.340	0	0	0	0	5.290.340
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	128.883	0	0	0	0	128.883
401	03	95	00	Otras primas al personal de alto nivel y de dirección	374.895	0	0	0	0	374.895
401	03	97	00	Otras primas a empleados	270.000	0	0	0	0	270.000
401	04	00	00	Complementos de sueldos y salarios	491.304.550	0	0	0	0	491.304.550
401	04	06	00	Complemento a empleados por comisión de servicios	1.612.950	0	0	0	0	1.612.950
401	04	08	00	Bono compensatorio de alimentación a empleados	186.454.800	0	0	0	0	186.454.800
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	300.000	0	0	0	0	300.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	700.000	0	0	0	0	700.000
401	04	18	00	Bono compensatorio de alimentación a obreros	108.956.400	0	0	0	0	108.956.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	25.578.000	0	0	0	0	25.578.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	58.800	0	0	0	0	58.800
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	176.400	0	0	0	0	176.400
401	04	96	00	Otros complementos a empleados	107.094.600	0	0	0	0	107.094.600
401	04	97	00	Otros complementos a obreros	60.372.600	0	0	0	0	60.372.600

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS **ACCIÓN CENTRALIZADA:** 750001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	63.285.370	0	0	0	0	63.285.370
401	05	01	00	Aguinaldos a empleados	1.494.000	0	0	0	0	1.494.000
401	05	03	00	Bono vacacional a empleados	38.997.000	0	0	0	0	38.997.000
401	05	04	00	Aguinaldos a obreros	616.000	0	0	0	0	616.000
401	05	06	00	Bono vacacional a obreros	17.619.070	0	0	0	0	17.619.070
401	05	07	00	Aguinaldos al personal contratado	88.000	0	0	0	0	88.000
401	05	08	00	Bono vacacional al personal contratado	4.193.000	0	0	0	0	4.193.000
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	71.200	0	0	0	0	71.200
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	207.100	0	0	0	0	207.100
401	06	00	00	Aportes patronales y legales	96.857.966	0	0	0	0	96.857.966
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	35.903.037	0	0	0	0	35.903.037
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	10.770.914	0	0	0	0	10.770.914
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.180.612	0	0	0	0	7.180.612
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	7.180.612	0	0	0	0	7.180.612
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	16.693.852	0	0	0	0	16.693.852
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	5.008.159	0	0	0	0	5.008.159
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	3.338.774	0	0	0	0	3.338.774
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.338.774	0	0	0	0	3.338.774
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.294.400	0	0	0	0	4.294.400
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	859.200	0	0	0	0	859.200
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	859.200	0	0	0	0	859.200
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	21.359	0	0	0	0	21.359
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	6.408	0	0	0	0	6.408
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	4.272	0	0	0	0	4.272
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	4.272	0	0	0	0	4.272
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	62.130	0	0	0	0	62.130
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	18.639	0	0	0	0	18.639
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	12.426	0	0	0	0	12.426
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	12.426	0	0	0	0	12.426

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS **ACCIÓN CENTRALIZADA:** 750001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	95	00	Otros aportes legales por personal contratado	1.288.500	0	0	0	0	1.288.500
401	07	00	00	Asistencia socio-económica	991.262.934	0	0	0	0	991.262.934
401	07	01	00	Capacitación y adiestramiento a empleados	850.000	0	0	0	0	850.000
401	07	02	00	Becas a empleados	14.094.000	0	0	0	0	14.094.000
401	07	03	00	Ayudas por matrimonio a empleados	94.500	0	0	0	0	94.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	189.000	0	0	0	0	189.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	53.854.551	0	0	0	0	53.854.551
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	229.263.300	0	0	0	0	229.263.300
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	9.905.000	0	0	0	0	9.905.000
401	07	10	00	Dotación de uniformes a empleados	142.875.000	0	0	0	0	142.875.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.562.402	0	0	0	0	3.562.402
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	10.451.700	0	0	0	0	10.451.700
401	07	17	00	Capacitación y adiestramiento a obreros	600.000	0	0	0	0	600.000
401	07	18	00	Becas a obreros	9.136.800	0	0	0	0	9.136.800
401	07	19	00	Ayudas por matrimonio de obreros	94.500	0	0	0	0	94.500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	189.000	0	0	0	0	189.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	25.040.779	0	0	0	0	25.040.779
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	133.971.900	0	0	0	0	133.971.900
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	7.755.000	0	0	0	0	7.755.000
401	07	26	00	Dotación de uniformes a obreros	83.385.000	0	0	0	0	83.385.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	2.671.802	0	0	0	0	2.671.802
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	10.297.350	0	0	0	0	10.297.350
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	58.800	0	0	0	0	58.800
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	72.300	0	0	0	0	72.300
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	55.550	0	0	0	0	55.550
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	176.400	0	0	0	0	176.400
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	216.900	0	0	0	0	216.900
401	07	74	00	Capacitación y adiestramiento al personal contratado	200.000	0	0	0	0	200.000
401	07	75	00	Becas al personal contratado	5.743.800	0	0	0	0	5.743.800
401	07	76	00	Ayudas por matrimonio al personal contratado	94.500	0	0	0	0	94.500

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS **ACCIÓN CENTRALIZADA:** 750001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	189.000	0	0	0	0	189.000
401	07	78	00	Ayudas por defunción al personal contratado	3.220.700	0	0	0	0	3.220.700
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	31.450.500	0	0	0	0	31.450.500
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.000.000	0	0	0	0	1.000.000
401	07	83	00	Dotación de uniformes al personal contratado	19.575.000	0	0	0	0	19.575.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	890.700	0	0	0	0	890.700
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	2.572.500	0	0	0	0	2.572.500
401	07	96	00	Otras subvenciones a empleados	126.279.800	0	0	0	0	126.279.800
401	07	97	00	Otras subvenciones a obreros	60.255.900	0	0	0	0	60.255.900
401	07	99	00	Otras subvenciones al personal contratado	929.000	0	0	0	0	929.000
401	08	00	00	Prestaciones sociales e indemnizaciones	140.569.062	0	0	0	0	140.569.062
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	87.264.492	0	0	0	0	87.264.492
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	40.575.432	0	0	0	0	40.575.432
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	12.526.200	0	0	0	0	12.526.200
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	51.918	0	0	0	0	51.918
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	151.020	0	0	0	0	151.020
403	**00**	**00**	**00**	**Servicios no personales**	**194.666.667**	**0**	**0**	**0**	**0**	**194.666.667**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.000.000	0	0	0	0	3.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	3.000.000	0	0	0	0	3.000.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	78.367.000	0	0	0	0	78.367.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	78.367.000	0	0	0	0	78.367.000
403	18	00	00	Impuestos indirectos	46.875.179	0	0	0	0	46.875.179
403	18	01	00	Impuesto al valor agregado	46.875.179	0	0	0	0	46.875.179
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	6.424.488	0	0	0	0	6.424.488
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	6.424.488	0	0	0	0	6.424.488
403	99	00	00	Otros servicios no personales	60.000.000	0	0	0	0	60.000.000
403	99	01	00	Otros servicios no personales	60.000.000	0	0	0	0	60.000.000
				Totales	**2.387.265.596**	**0**	**0**	**0**	**0**	**2.387.265.596**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

ACCIÓN CENTRALIZADA: 750001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

ACCIÓN CENTRALIZADA: 750001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 750001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.192.598.929**	**0**	**0**	**0**	**0**	**2.192.598.929**
401	01	00	00	Sueldos, salarios y otras retribuciones	314.607.489	0	0	0	0	314.607.489
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	187.263.400	0	0	0	0	187.263.400
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	84.916.300	0	0	0	0	84.916.300
401	01	13	00	Suplencias a obreros	500.000	0	0	0	0	500.000
401	01	18	00	Remuneraciones al personal contratado	40.484.500	0	0	0	0	40.484.500
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	35.324.500	0	0	0	0	35.324.500
401	01	18	02	Remuneraciones por honorarios profesionales	5.160.000	0	0	0	0	5.160.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	833.889	0	0	0	0	833.889
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	155.900	0	0	0	0	155.900
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	453.500	0	0	0	0	453.500
401	03	00	00	Primas	94.711.558	0	0	0	0	94.711.558
401	03	08	00	Primas de profesionalización a empleados	27.219.635	0	0	0	0	27.219.635
401	03	09	00	Primas por antigüedad a empleados	37.452.680	0	0	0	0	37.452.680
401	03	21	00	Primas por antigüedad a obreros	16.983.260	0	0	0	0	16.983.260
401	03	22	00	Primas de profesionalización a obreros	4.666.350	0	0	0	0	4.666.350
401	03	40	00	Primas de profesionalización al personal contratado	2.325.515	0	0	0	0	2.325.515
401	03	41	00	Primas por antigüedad al personal contratado	5.290.340	0	0	0	0	5.290.340
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	128.883	0	0	0	0	128.883
401	03	95	00	Otras primas al personal de alto nivel y de dirección	374.895	0	0	0	0	374.895
401	03	97	00	Otras primas a empleados	270.000	0	0	0	0	270.000
401	04	00	00	Complementos de sueldos y salarios	491.304.550	0	0	0	0	491.304.550
401	04	06	00	Complemento a empleados por comisión de servicios	1.612.950	0	0	0	0	1.612.950
401	04	08	00	Bono compensatorio de alimentación a empleados	186.454.800	0	0	0	0	186.454.800
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	300.000	0	0	0	0	300.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	700.000	0	0	0	0	700.000
401	04	18	00	Bono compensatorio de alimentación a obreros	108.956.400	0	0	0	0	108.956.400

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

ACCIÓN CENTRALIZADA: 750001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 750001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	26	00	Bono compensatorio de alimentación al personal contratado	25.578.000	0	0	0	0	25.578.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	58.800	0	0	0	0	58.800
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	176.400	0	0	0	0	176.400
401	04	96	00	Otros complementos a empleados	107.094.600	0	0	0	0	107.094.600
401	04	97	00	Otros complementos a obreros	60.372.600	0	0	0	0	60.372.600
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	63.285.370	0	0	0	0	63.285.370
401	05	01	00	Aguinaldos a empleados	1.494.000	0	0	0	0	1.494.000
401	05	03	00	Bono vacacional a empleados	38.997.000	0	0	0	0	38.997.000
401	05	04	00	Aguinaldos a obreros	616.000	0	0	0	0	616.000
401	05	06	00	Bono vacacional a obreros	17.619.070	0	0	0	0	17.619.070
401	05	07	00	Aguinaldos al personal contratado	88.000	0	0	0	0	88.000
401	05	08	00	Bono vacacional al personal contratado	4.193.000	0	0	0	0	4.193.000
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	71.200	0	0	0	0	71.200
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	207.100	0	0	0	0	207.100
401	06	00	00	Aportes patronales y legales	96.857.966	0	0	0	0	96.857.966
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	35.903.037	0	0	0	0	35.903.037
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	10.770.914	0	0	0	0	10.770.914
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.180.612	0	0	0	0	7.180.612
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	7.180.612	0	0	0	0	7.180.612
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	16.693.852	0	0	0	0	16.693.852
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	5.008.159	0	0	0	0	5.008.159
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	3.338.774	0	0	0	0	3.338.774
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.338.774	0	0	0	0	3.338.774
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.294.400	0	0	0	0	4.294.400
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	859.200	0	0	0	0	859.200
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	859.200	0	0	0	0	859.200

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

ACCIÓN CENTRALIZADA: 750001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 750001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	21.359	0	0	0	0	21.359
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	6.408	0	0	0	0	6.408
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	4.272	0	0	0	0	4.272
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	4.272	0	0	0	0	4.272
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	62.130	0	0	0	0	62.130
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	18.639	0	0	0	0	18.639
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	12.426	0	0	0	0	12.426
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	12.426	0	0	0	0	12.426
401	06	95	00	Otros aportes legales por personal contratado	1.288.500	0	0	0	0	1.288.500
401	07	00	00	Asistencia socio-económica	991.262.934	0	0	0	0	991.262.934
401	07	01	00	Capacitación y adiestramiento a empleados	850.000	0	0	0	0	850.000
401	07	02	00	Becas a empleados	14.094.000	0	0	0	0	14.094.000
401	07	03	00	Ayudas por matrimonio a empleados	94.500	0	0	0	0	94.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	189.000	0	0	0	0	189.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	53.854.551	0	0	0	0	53.854.551
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	229.263.300	0	0	0	0	229.263.300
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	9.905.000	0	0	0	0	9.905.000
401	07	10	00	Dotación de uniformes a empleados	142.875.000	0	0	0	0	142.875.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.562.402	0	0	0	0	3.562.402
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	10.451.700	0	0	0	0	10.451.700
401	07	17	00	Capacitación y adiestramiento a obreros	600.000	0	0	0	0	600.000
401	07	18	00	Becas a obreros	9.136.800	0	0	0	0	9.136.800
401	07	19	00	Ayudas por matrimonio de obreros	94.500	0	0	0	0	94.500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	189.000	0	0	0	0	189.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	25.040.779	0	0	0	0	25.040.779

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

ACCIÓN CENTRALIZADA: 750001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 750001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	133.971.900	0	0	0	0	133.971.900
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	7.755.000	0	0	0	0	7.755.000
401	07	26	00	Dotación de uniformes a obreros	83.385.000	0	0	0	0	83.385.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	2.671.802	0	0	0	0	2.671.802
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	10.297.350	0	0	0	0	10.297.350
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	58.800	0	0	0	0	58.800
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	72.300	0	0	0	0	72.300
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	55.550	0	0	0	0	55.550
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	176.400	0	0	0	0	176.400
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	216.900	0	0	0	0	216.900
401	07	74	00	Capacitación y adiestramiento al personal contratado	200.000	0	0	0	0	200.000
401	07	75	00	Becas al personal contratado	5.743.800	0	0	0	0	5.743.800
401	07	76	00	Ayudas por matrimonio al personal contratado	94.500	0	0	0	0	94.500
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	189.000	0	0	0	0	189.000
401	07	78	00	Ayudas por defunción al personal contratado	3.220.700	0	0	0	0	3.220.700
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	31.450.500	0	0	0	0	31.450.500
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.000.000	0	0	0	0	1.000.000
401	07	83	00	Dotación de uniformes al personal contratado	19.575.000	0	0	0	0	19.575.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	890.700	0	0	0	0	890.700
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	2.572.500	0	0	0	0	2.572.500
401	07	96	00	Otras subvenciones a empleados	126.279.800	0	0	0	0	126.279.800
401	07	97	00	Otras subvenciones a obreros	60.255.900	0	0	0	0	60.255.900
401	07	99	00	Otras subvenciones al personal contratado	929.000	0	0	0	0	929.000
401	08	00	00	Prestaciones sociales e indemnizaciones	140.569.062	0	0	0	0	140.569.062
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	87.264.492	0	0	0	0	87.264.492

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

ACCIÓN CENTRALIZADA: 750001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 750001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	40.575.432	0	0	0	0	40.575.432
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	12.526.200	0	0	0	0	12.526.200
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	51.918	0	0	0	0	51.918
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	151.020	0	0	0	0	151.020
403	**00**	**00**	**00**	**Servicios no personales**	**194.666.667**	**0**	**0**	**0**	**0**	**194.666.667**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.000.000	0	0	0	0	3.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	3.000.000	0	0	0	0	3.000.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	78.367.000	0	0	0	0	78.367.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	78.367.000	0	0	0	0	78.367.000
403	18	00	00	Impuestos indirectos	46.875.179	0	0	0	0	46.875.179
403	18	01	00	Impuesto al valor agregado	46.875.179	0	0	0	0	46.875.179
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	6.424.488	0	0	0	0	6.424.488
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	6.424.488	0	0	0	0	6.424.488
403	99	00	00	Otros servicios no personales	60.000.000	0	0	0	0	60.000.000
403	99	01	00	Otros servicios no personales	60.000.000	0	0	0	0	60.000.000
				Totales	**2.387.265.596**	**0**	**0**	**0**	**0**	**2.387.265.596**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS **ACCIÓN CENTRALIZADA:** 750002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**380.306.273**	**0**	**0**	**0**	**0**	**380.306.273**
402	01	00	00	Productos alimenticios y agropecuarios	24.388.066	0	0	0	0	24.388.066
402	01	01	00	Alimentos y bebidas para personas	22.135.151	0	0	0	0	22.135.151
402	01	02	00	Alimentos para animales	1.292.920	0	0	0	0	1.292.920
402	01	03	00	Productos agrícolas y pecuarios	959.995	0	0	0	0	959.995
402	02	00	00	Productos de minas, canteras y yacimientos	130.070	0	0	0	0	130.070
402	02	05	00	Piedra, arcilla, arena y tierra	130.070	0	0	0	0	130.070
402	03	00	00	Textiles y vestuarios	19.276.066	0	0	0	0	19.276.066
402	03	01	00	Textiles	1.048.626	0	0	0	0	1.048.626
402	03	02	00	Prendas de vestir	18.171.440	0	0	0	0	18.171.440
402	03	03	00	Calzados	56.000	0	0	0	0	56.000
402	04	00	00	Productos de cuero y caucho	81.469.190	0	0	0	0	81.469.190
402	04	03	00	Cauchos y tripas para vehículos	81.435.904	0	0	0	0	81.435.904
402	04	99	00	Otros productos de cuero y caucho	33.286	0	0	0	0	33.286
402	05	00	00	Productos de papel, cartón e impresos	40.472.533	0	0	0	0	40.472.533
402	05	01	00	Pulpa de madera, papel y cartón	10.257.006	0	0	0	0	10.257.006
402	05	02	00	Envases y cajas de papel y cartón	1.108.362	0	0	0	0	1.108.362
402	05	03	00	Productos de papel y cartón para oficina	20.904.060	0	0	0	0	20.904.060
402	05	04	00	Libros, revistas y periódicos	536.730	0	0	0	0	536.730
402	05	05	00	Material de enseñanza	110.000	0	0	0	0	110.000
402	05	06	00	Productos de papel y cartón para computación	1.278.870	0	0	0	0	1.278.870
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.166.152	0	0	0	0	6.166.152
402	05	99	00	Otros productos de pulpa, papel y cartón	111.353	0	0	0	0	111.353
402	06	00	00	Productos químicos y derivados	68.644.044	0	0	0	0	68.644.044
402	06	01	00	Sustancias químicas y de uso industrial	662.212	0	0	0	0	662.212
402	06	02	00	Abonos, plaguicidas y otros	561.440	0	0	0	0	561.440
402	06	03	00	Tintas, pinturas y colorantes	52.113.036	0	0	0	0	52.113.036
402	06	04	00	Productos farmacéuticos y medicamentos	1.295.944	0	0	0	0	1.295.944
402	06	05	00	Productos de tocador	959.590	0	0	0	0	959.590
402	06	06	00	Combustibles y lubricantes	4.750.295	0	0	0	0	4.750.295
402	06	07	00	Productos diversos derivados del petróleo y del carbón	20.000	0	0	0	0	20.000
402	06	08	00	Productos plásticos	8.167.627	0	0	0	0	8.167.627
402	06	99	00	Otros productos de la industria química y conexos	113.900	0	0	0	0	113.900

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS **ACCIÓN CENTRALIZADA:** 750002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	00	00	Productos minerales no metálicos	705.891	0	0	0	0	705.891
402	07	01	00	Productos de barro, loza y porcelana	19.758	0	0	0	0	19.758
402	07	02	00	Vidrios y productos de vidrio	513.781	0	0	0	0	513.781
402	07	03	00	Productos de arcilla para construcción	5.000	0	0	0	0	5.000
402	07	04	00	Cemento, cal y yeso	167.352	0	0	0	0	167.352
402	08	00	00	Productos metálicos	41.839.372	0	0	0	0	41.839.372
402	08	01	00	Productos primarios de hierro y acero	58.571	0	0	0	0	58.571
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	7.787.391	0	0	0	0	7.787.391
402	08	04	00	Productos metálicos estructurales	20.132	0	0	0	0	20.132
402	08	07	00	Material de señalamiento	320.200	0	0	0	0	320.200
402	08	09	00	Repuestos y accesorios para equipos de transporte	12.029.863	0	0	0	0	12.029.863
402	08	10	00	Repuestos y accesorios para otros equipos	2.695.028	0	0	0	0	2.695.028
402	08	99	00	Otros productos metálicos	18.928.187	0	0	0	0	18.928.187
402	09	00	00	Productos de madera	383.780	0	0	0	0	383.780
402	09	01	00	Productos primarios de madera	281.400	0	0	0	0	281.400
402	09	02	00	Muebles y accesorios de madera para edificaciones	5.080	0	0	0	0	5.080
402	09	99	00	Otros productos de madera	97.300	0	0	0	0	97.300
402	10	00	00	Productos varios y útiles diversos	102.352.289	0	0	0	0	102.352.289
402	10	01	00	Artículos de deporte, recreación y juguetes	589.443	0	0	0	0	589.443
402	10	02	00	Materiales y útiles de limpieza y aseo	14.387.740	0	0	0	0	14.387.740
402	10	03	00	Utensilios de cocina y comedor	1.560.769	0	0	0	0	1.560.769
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.635.307	0	0	0	0	2.635.307
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	14.844.370	0	0	0	0	14.844.370
402	10	06	00	Condecoraciones, ofrendas y similares	941.576	0	0	0	0	941.576
402	10	07	00	Productos de seguridad en el trabajo	5.166.204	0	0	0	0	5.166.204
402	10	08	00	Materiales para equipos de computación	25.854.734	0	0	0	0	25.854.734
402	10	09	00	Especies timbradas y valores	300	0	0	0	0	300
402	10	10	00	Útiles religiosos	153.800	0	0	0	0	153.800
402	10	11	00	Materiales eléctricos	30.179.245	0	0	0	0	30.179.245
402	10	12	00	Materiales para instalaciones sanitarias	5.328.431	0	0	0	0	5.328.431
402	10	13	00	Materiales fotográficos	162.500	0	0	0	0	162.500
402	10	99	00	Otros productos y útiles diversos	547.870	0	0	0	0	547.870
402	11	00	00	Bienes para la venta	2.559	0	0	0	0	2.559

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS **ACCIÓN CENTRALIZADA:** 750002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	11	99	00	Otros bienes para la venta	2.559	0	0	0	0	2.559
402	99	00	00	Otros materiales y suministros	642.413	0	0	0	0	642.413
402	99	01	00	Otros materiales y suministros	642.413	0	0	0	0	642.413
403	**00**	**00**	**00**	**Servicios no personales**	**401.321.000**	**0**	**0**	**0**	**0**	**401.321.000**
403	01	00	00	Alquileres de inmuebles	1.694.102	0	0	0	0	1.694.102
403	01	01	00	Alquileres de edificios y locales	1.694.102	0	0	0	0	1.694.102
403	02	00	00	Alquileres de maquinaria y equipos	408.720	0	0	0	0	408.720
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	320.000	0	0	0	0	320.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	88.720	0	0	0	0	88.720
403	03	00	00	Derechos sobre bienes intangibles	1.500.000	0	0	0	0	1.500.000
403	03	03	00	Paquetes y programas de computación	1.500.000	0	0	0	0	1.500.000
403	04	00	00	Servicios básicos	18.398.303	0	0	0	0	18.398.303
403	04	01	00	Electricidad	4.831.128	0	0	0	0	4.831.128
403	04	02	00	Gas	180	0	0	0	0	180
403	04	03	00	Agua	4.123.734	0	0	0	0	4.123.734
403	04	04	00	Teléfonos	4.355.193	0	0	0	0	4.355.193
403	04	04	01	Servicios de telefonía prestados por organismos públicos	4.139.393	0	0	0	0	4.139.393
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	215.800	0	0	0	0	215.800
403	04	05	00	Servicio de comunicaciones	4.265.000	0	0	0	0	4.265.000
403	04	06	00	Servicio de aseo urbano y domiciliario	688.943	0	0	0	0	688.943
403	04	07	00	Servicio de condominio	134.125	0	0	0	0	134.125
403	06	00	00	Servicios de transporte y almacenaje	5.044.952	0	0	0	0	5.044.952
403	06	01	00	Fletes y embalajes	682.768	0	0	0	0	682.768
403	06	03	00	Estacionamiento	413.278	0	0	0	0	413.278
403	06	04	00	Peaje	15.486	0	0	0	0	15.486
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.933.420	0	0	0	0	3.933.420
403	07	00	00	Servicios de información, impresión y relaciones públicas	23.734.517	0	0	0	0	23.734.517
403	07	01	00	Publicidad y propaganda	1.544.400	0	0	0	0	1.544.400
403	07	02	00	Imprenta y reproducción	5.284.205	0	0	0	0	5.284.205
403	07	03	00	Relaciones sociales	15.369.126	0	0	0	0	15.369.126
403	07	04	00	Avisos	1.536.786	0	0	0	0	1.536.786
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	22.696.223	0	0	0	0	22.696.223
403	08	01	00	Primas y gastos de seguros	22.511.000	0	0	0	0	22.511.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS **ACCIÓN CENTRALIZADA:** 750002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	08	02	00	Comisiones y gastos bancarios	185.223	0	0	0	0	185.223
403	09	00	00	Viáticos y pasajes	46.729.275	0	0	0	0	46.729.275
403	09	01	00	Viáticos y pasajes dentro del país	42.639.073	0	0	0	0	42.639.073
403	09	02	00	Viáticos y pasajes fuera del país	4.084.702	0	0	0	0	4.084.702
403	09	03	00	Asignación por kilómetros recorridos	5.500	0	0	0	0	5.500
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	28.235.940	0	0	0	0	28.235.940
403	10	01	00	Servicios jurídicos	1.500.000	0	0	0	0	1.500.000
403	10	02	00	Servicios de contabilidad y auditoría	1.000.000	0	0	0	0	1.000.000
403	10	03	00	Servicios de procesamiento de datos	1.500.000	0	0	0	0	1.500.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	750.000	0	0	0	0	750.000
403	10	08	00	Servicios presupuestarios	605.800	0	0	0	0	605.800
403	10	09	00	Servicios de lavandería y tintorería	1.000	0	0	0	0	1.000
403	10	10	00	Servicios de vigilancia	1.621.868	0	0	0	0	1.621.868
403	10	99	00	Otros servicios profesionales y técnicos	21.257.272	0	0	0	0	21.257.272
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	131.140.867	0	0	0	0	131.140.867
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	2.368.775	0	0	0	0	2.368.775
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	40.117.473	0	0	0	0	40.117.473
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	736.940	0	0	0	0	736.940
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	150.000	0	0	0	0	150.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	2.100.000	0	0	0	0	2.100.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	83.157.021	0	0	0	0	83.157.021
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.510.658	0	0	0	0	2.510.658
403	12	00	00	Conservación y reparaciones menores de obras	13.660.157	0	0	0	0	13.660.157
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	13.660.157	0	0	0	0	13.660.157
403	15	00	00	Servicios fiscales	2.840.000	0	0	0	0	2.840.000
403	15	02	00	Tasas y otros derechos obligatorios	2.840.000	0	0	0	0	2.840.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	6.515.040	0	0	0	0	6.515.040
403	16	01	00	Servicios de diversión, esparcimiento y culturales	6.515.040	0	0	0	0	6.515.040
403	18	00	00	Impuestos indirectos	96.985.543	0	0	0	0	96.985.543
403	18	01	00	Impuesto al valor agregado	96.985.543	0	0	0	0	96.985.543
403	99	00	00	Otros servicios no personales	1.737.361	0	0	0	0	1.737.361
403	99	01	00	Otros servicios no personales	1.737.361	0	0	0	0	1.737.361

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS **ACCIÓN CENTRALIZADA:** 750002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	00	00	00	**Activos reales**	**116.926.886**	0	0	0	0	**116.926.886**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	18.738.081	0	0	0	0	18.738.081
404	01	01	00	Repuestos mayores	6.755.387	0	0	0	0	6.755.387
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	194.100	0	0	0	0	194.100
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	4.592.183	0	0	0	0	4.592.183
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	1.237.032	0	0	0	0	1.237.032
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	611.536	0	0	0	0	611.536
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	120.536	0	0	0	0	120.536
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	11.982.694	0	0	0	0	11.982.694
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	11.678.050	0	0	0	0	11.678.050
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	160.000	0	0	0	0	160.000
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	144.644	0	0	0	0	144.644
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	9.482.815	0	0	0	0	9.482.815
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	669.088	0	0	0	0	669.088
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	487.060	0	0	0	0	487.060
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	353.260	0	0	0	0	353.260
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.541.427	0	0	0	0	3.541.427
404	03	05	00	Maquinaria y equipos industriales y de taller	3.137.820	0	0	0	0	3.137.820
404	03	06	00	Maquinaria y equipos de energía	398.160	0	0	0	0	398.160
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	896.000	0	0	0	0	896.000
404	04	00	00	Equipos de transporte, tracción y elevación	973.600	0	0	0	0	973.600
404	04	01	00	Vehículos automotores terrestres	603.600	0	0	0	0	603.600
404	04	03	00	Equipos marítimos de transporte	300.000	0	0	0	0	300.000
404	04	05	00	Vehículos de tracción no motorizados	70.000	0	0	0	0	70.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	10.398.975	0	0	0	0	10.398.975
404	05	01	00	Equipos de telecomunicaciones	9.678.975	0	0	0	0	9.678.975
404	05	02	00	Equipos de señalamiento	120.000	0	0	0	0	120.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	600.000	0	0	0	0	600.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	500.000	0	0	0	0	500.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	500.000	0	0	0	0	500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	4.912.307	0	0	0	0	4.912.307
404	07	01	00	Equipos científicos y de laboratorio	2.888.780	0	0	0	0	2.888.780

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS **ACCIÓN CENTRALIZADA:** 750002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.828.527	0	0	0	0	1.828.527
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	30.000	0	0	0	0	30.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	165.000	0	0	0	0	165.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	68.379.108	0	0	0	0	68.379.108
404	09	01	00	Mobiliario y equipos de oficina	15.983.061	0	0	0	0	15.983.061
404	09	02	00	Equipos de computación	28.257.938	0	0	0	0	28.257.938
404	09	03	00	Mobiliario y equipos de alojamiento	20.966.831	0	0	0	0	20.966.831
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.171.278	0	0	0	0	3.171.278
404	12	00	00	Activos intangibles	210.000	0	0	0	0	210.000
404	12	04	00	Paquetes y programas de computación	210.000	0	0	0	0	210.000
404	99	00	00	Otros activos reales	3.332.000	0	0	0	0	3.332.000
404	99	01	00	Otros activos reales	3.332.000	0	0	0	0	3.332.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.803.103.440**	**0**	**0**	**0**	**0**	**3.803.103.440**
407	01	00	00	Transferencias y donaciones corrientes internas	3.803.103.440	0	0	0	0	3.803.103.440
407	01	03	00	Transferencias corrientes internas al sector público	3.803.103.440	0	0	0	0	3.803.103.440
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.879.592.431	0	0	0	0	1.879.592.431
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.923.511.009	0	0	0	0	1.923.511.009
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.000.000**	**0**	**0**	**0**	**0**	**2.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	2.000.000	0	0	0	0	2.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	2.000.000	0	0	0	0	2.000.000
				Totales	**4.703.657.599**	**0**	**0**	**0**	**0**	**4.703.657.599**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS **ACCIÓN CENTRALIZADA:** 750002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.803.103.440**	**0**	**0**	**0**	**0**	**3.803.103.440**
407	01	00	00	Transferencias y donaciones corrientes internas	3.803.103.440	0	0	0	0	3.803.103.440
407	01	03	00	Transferencias corrientes internas al sector público	3.803.103.440	0	0	0	0	3.803.103.440
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.879.592.431	0	0	0	0	1.879.592.431
				- A0052 Instituto Nacional de Parques (INPARQUES)	1.015.053.152	0	0	0	0	1.015.053.152
				- A0064 Instituto para el Control y la Conservación del Lago de Maracaibo y su Cuenca Hidrográfica (ICLAM)	97.263.010	0	0	0	0	97.263.010
				- A0069 Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (SAMARN)	577.450.646	0	0	0	0	577.450.646
				- A0103 Fundación Instituto Forestal Latinoamericano	14.090.487	0	0	0	0	14.090.487
				- A0324 Fundación de Educación Ambiental	30.064.058	0	0	0	0	30.064.058
				- A0343 Fundación Laboratorio Nacional de Hidráulica	20.981.816	0	0	0	0	20.981.816
				- A0354 Fundación Nacional de Parques Zoológicos y Acuarios	13.801.460	0	0	0	0	13.801.460
				- A1314 Instituto Nacional de Meteorología e Hidrología (INAMEH)	110.887.802	0	0	0	0	110.887.802
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.923.511.009	0	0	0	0	1.923.511.009
				- A0232 Empresa Nacional Forestal, S.A.	16.313.536	0	0	0	0	16.313.536
				- A0605 Hidrológica de los Médanos Falconianos, C.A. (HIDROFALCON)	106.894.760	0	0	0	0	106.894.760
				- A0606 C.A. Hidrológica de Venezuela (HIDROVEN)	14.534.061	0	0	0	0	14.534.061
				- A0609 C.A. Hidrológica de la Región Capital (HIDROCAPITAL)	302.804.898	0	0	0	0	302.804.898
				- A0611 C.A. Hidrológica del Caribe (HIDROCARIBE)	388.952.255	0	0	0	0	388.952.255
				- A0613 C.A. Hidrológica de la Región Suroeste (HIDROSUROESTE)	113.820.488	0	0	0	0	113.820.488
				- A0615 C.A. Hidrológica Páez (HIDROPAEZ)	85.961.815	0	0	0	0	85.961.815
				- A0616 C.A. Hidrológica de los Llanos Venezolanos (HIDROLLANOS)	44.536.819	0	0	0	0	44.536.819
				- A0619 C.A. Hidrológica del Lago de Maracaibo (HIDROLAGO)	179.436.133	0	0	0	0	179.436.133
				- A0622 C.A. Hidrologica del Centro (HIDROCENTRO)	459.902.200	0	0	0	0	459.902.200
				- A0639 Compañía Nacional de Reforestación (CONARE)	51.416.383	0	0	0	0	51.416.383
				- A0678 Sistema Hidráulico Yacambú Quíbor, C.A.	37.777.609	0	0	0	0	37.777.609
				- A0685 C.A. Hidrológica de la Cordillera Andina (HIDROANDES)	82.124.502	0	0	0	0	82.124.502
				- A0696 Empresa Regional Sistema Hidráulico Trujillano, S.A.	15.962.744	0	0	0	0	15.962.744
				- A0697 Empresa Regional Desarrollos Hidraúlicos Cojedes, C.A.	23.072.806	0	0	0	0	23.072.806
				Totales	**3.803.103.440**	**0**	**0**	**0**	**0**	**3.803.103.440**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS **ACCIÓN CENTRALIZADA:** 750002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 750002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**380.306.273**	**0**	**0**	**0**	**0**	**380.306.273**
402	01	00	00	Productos alimenticios y agropecuarios	24.388.066	0	0	0	0	24.388.066
402	01	01	00	Alimentos y bebidas para personas	22.135.151	0	0	0	0	22.135.151
402	01	02	00	Alimentos para animales	1.292.920	0	0	0	0	1.292.920
402	01	03	00	Productos agrícolas y pecuarios	959.995	0	0	0	0	959.995
402	02	00	00	Productos de minas, canteras y yacimientos	130.070	0	0	0	0	130.070
402	02	05	00	Piedra, arcilla, arena y tierra	130.070	0	0	0	0	130.070
402	03	00	00	Textiles y vestuarios	19.276.066	0	0	0	0	19.276.066
402	03	01	00	Textiles	1.048.626	0	0	0	0	1.048.626
402	03	02	00	Prendas de vestir	18.171.440	0	0	0	0	18.171.440
402	03	03	00	Calzados	56.000	0	0	0	0	56.000
402	04	00	00	Productos de cuero y caucho	81.469.190	0	0	0	0	81.469.190
402	04	03	00	Cauchos y tripas para vehículos	81.435.904	0	0	0	0	81.435.904
402	04	99	00	Otros productos de cuero y caucho	33.286	0	0	0	0	33.286
402	05	00	00	Productos de papel, cartón e impresos	40.472.533	0	0	0	0	40.472.533
402	05	01	00	Pulpa de madera, papel y cartón	10.257.006	0	0	0	0	10.257.006
402	05	02	00	Envases y cajas de papel y cartón	1.108.362	0	0	0	0	1.108.362
402	05	03	00	Productos de papel y cartón para oficina	20.904.060	0	0	0	0	20.904.060
402	05	04	00	Libros, revistas y periódicos	536.730	0	0	0	0	536.730
402	05	05	00	Material de enseñanza	110.000	0	0	0	0	110.000
402	05	06	00	Productos de papel y cartón para computación	1.278.870	0	0	0	0	1.278.870
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.166.152	0	0	0	0	6.166.152
402	05	99	00	Otros productos de pulpa, papel y cartón	111.353	0	0	0	0	111.353
402	06	00	00	Productos químicos y derivados	68.644.044	0	0	0	0	68.644.044
402	06	01	00	Sustancias químicas y de uso industrial	662.212	0	0	0	0	662.212
402	06	02	00	Abonos, plaguicidas y otros	561.440	0	0	0	0	561.440
402	06	03	00	Tintas, pinturas y colorantes	52.113.036	0	0	0	0	52.113.036
402	06	04	00	Productos farmacéuticos y medicamentos	1.295.944	0	0	0	0	1.295.944

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS **ACCIÓN CENTRALIZADA:** 750002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 750002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	05	00	Productos de tocador	959.590	0	0	0	0	959.590
402	06	06	00	Combustibles y lubricantes	4.750.295	0	0	0	0	4.750.295
402	06	07	00	Productos diversos derivados del petróleo y del carbón	20.000	0	0	0	0	20.000
402	06	08	00	Productos plásticos	8.167.627	0	0	0	0	8.167.627
402	06	99	00	Otros productos de la industria química y conexos	113.900	0	0	0	0	113.900
402	07	00	00	Productos minerales no metálicos	705.891	0	0	0	0	705.891
402	07	01	00	Productos de barro, loza y porcelana	19.758	0	0	0	0	19.758
402	07	02	00	Vidrios y productos de vidrio	513.781	0	0	0	0	513.781
402	07	03	00	Productos de arcilla para construcción	5.000	0	0	0	0	5.000
402	07	04	00	Cemento, cal y yeso	167.352	0	0	0	0	167.352
402	08	00	00	Productos metálicos	41.839.372	0	0	0	0	41.839.372
402	08	01	00	Productos primarios de hierro y acero	58.571	0	0	0	0	58.571
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	7.787.391	0	0	0	0	7.787.391
402	08	04	00	Productos metálicos estructurales	20.132	0	0	0	0	20.132
402	08	07	00	Material de señalamiento	320.200	0	0	0	0	320.200
402	08	09	00	Repuestos y accesorios para equipos de transporte	12.029.863	0	0	0	0	12.029.863
402	08	10	00	Repuestos y accesorios para otros equipos	2.695.028	0	0	0	0	2.695.028
402	08	99	00	Otros productos metálicos	18.928.187	0	0	0	0	18.928.187
402	09	00	00	Productos de madera	383.780	0	0	0	0	383.780
402	09	01	00	Productos primarios de madera	281.400	0	0	0	0	281.400
402	09	02	00	Muebles y accesorios de madera para edificaciones	5.080	0	0	0	0	5.080
402	09	99	00	Otros productos de madera	97.300	0	0	0	0	97.300
402	10	00	00	Productos varios y útiles diversos	102.352.289	0	0	0	0	102.352.289
402	10	01	00	Artículos de deporte, recreación y juguetes	589.443	0	0	0	0	589.443
402	10	02	00	Materiales y útiles de limpieza y aseo	14.387.740	0	0	0	0	14.387.740
402	10	03	00	Utensilios de cocina y comedor	1.560.769	0	0	0	0	1.560.769
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.635.307	0	0	0	0	2.635.307
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	14.844.370	0	0	0	0	14.844.370

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS **ACCIÓN CENTRALIZADA:** 750002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 750002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	941.576	0	0	0	0	941.576
402	10	07	00	Productos de seguridad en el trabajo	5.166.204	0	0	0	0	5.166.204
402	10	08	00	Materiales para equipos de computación	25.854.734	0	0	0	0	25.854.734
402	10	09	00	Especies timbradas y valores	300	0	0	0	0	300
402	10	10	00	Útiles religiosos	153.800	0	0	0	0	153.800
402	10	11	00	Materiales eléctricos	30.179.245	0	0	0	0	30.179.245
402	10	12	00	Materiales para instalaciones sanitarias	5.328.431	0	0	0	0	5.328.431
402	10	13	00	Materiales fotográficos	162.500	0	0	0	0	162.500
402	10	99	00	Otros productos y útiles diversos	547.870	0	0	0	0	547.870
402	11	00	00	Bienes para la venta	2.559	0	0	0	0	2.559
402	11	99	00	Otros bienes para la venta	2.559	0	0	0	0	2.559
402	99	00	00	Otros materiales y suministros	642.413	0	0	0	0	642.413
402	99	01	00	Otros materiales y suministros	642.413	0	0	0	0	642.413
403	**00**	**00**	**00**	**Servicios no personales**	**401.321.000**	**0**	**0**	**0**	**0**	**401.321.000**
403	01	00	00	Alquileres de inmuebles	1.694.102	0	0	0	0	1.694.102
403	01	01	00	Alquileres de edificios y locales	1.694.102	0	0	0	0	1.694.102
403	02	00	00	Alquileres de maquinaria y equipos	408.720	0	0	0	0	408.720
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	320.000	0	0	0	0	320.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	88.720	0	0	0	0	88.720
403	03	00	00	Derechos sobre bienes intangibles	1.500.000	0	0	0	0	1.500.000
403	03	03	00	Paquetes y programas de computación	1.500.000	0	0	0	0	1.500.000
403	04	00	00	Servicios básicos	18.398.303	0	0	0	0	18.398.303
403	04	01	00	Electricidad	4.831.128	0	0	0	0	4.831.128
403	04	02	00	Gas	180	0	0	0	0	180
403	04	03	00	Agua	4.123.734	0	0	0	0	4.123.734
403	04	04	00	Teléfonos	4.355.193	0	0	0	0	4.355.193
403	04	04	01	Servicios de telefonía prestados por organismos públicos	4.139.393	0	0	0	0	4.139.393
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	215.800	0	0	0	0	215.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS **ACCIÓN CENTRALIZADA:** 750002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 750002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	05	00	Servicio de comunicaciones	4.265.000	0	0	0	0	4.265.000
403	04	06	00	Servicio de aseo urbano y domiciliario	688.943	0	0	0	0	688.943
403	04	07	00	Servicio de condominio	134.125	0	0	0	0	134.125
403	06	00	00	Servicios de transporte y almacenaje	5.044.952	0	0	0	0	5.044.952
403	06	01	00	Fletes y embalajes	682.768	0	0	0	0	682.768
403	06	03	00	Estacionamiento	413.278	0	0	0	0	413.278
403	06	04	00	Peaje	15.486	0	0	0	0	15.486
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.933.420	0	0	0	0	3.933.420
403	07	00	00	Servicios de información, impresión y relaciones públicas	23.734.517	0	0	0	0	23.734.517
403	07	01	00	Publicidad y propaganda	1.544.400	0	0	0	0	1.544.400
403	07	02	00	Imprenta y reproducción	5.284.205	0	0	0	0	5.284.205
403	07	03	00	Relaciones sociales	15.369.126	0	0	0	0	15.369.126
403	07	04	00	Avisos	1.536.786	0	0	0	0	1.536.786
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	22.696.223	0	0	0	0	22.696.223
403	08	01	00	Primas y gastos de seguros	22.511.000	0	0	0	0	22.511.000
403	08	02	00	Comisiones y gastos bancarios	185.223	0	0	0	0	185.223
403	09	00	00	Viáticos y pasajes	46.729.275	0	0	0	0	46.729.275
403	09	01	00	Viáticos y pasajes dentro del país	42.639.073	0	0	0	0	42.639.073
403	09	02	00	Viáticos y pasajes fuera del país	4.084.702	0	0	0	0	4.084.702
403	09	03	00	Asignación por kilómetros recorridos	5.500	0	0	0	0	5.500
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	28.235.940	0	0	0	0	28.235.940
403	10	01	00	Servicios jurídicos	1.500.000	0	0	0	0	1.500.000
403	10	02	00	Servicios de contabilidad y auditoría	1.000.000	0	0	0	0	1.000.000
403	10	03	00	Servicios de procesamiento de datos	1.500.000	0	0	0	0	1.500.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	750.000	0	0	0	0	750.000
403	10	08	00	Servicios presupuestarios	605.800	0	0	0	0	605.800
403	10	09	00	Servicios de lavandería y tintorería	1.000	0	0	0	0	1.000
403	10	10	00	Servicios de vigilancia	1.621.868	0	0	0	0	1.621.868

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS **ACCIÓN CENTRALIZADA:** 750002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 750002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	21.257.272	0	0	0	0	21.257.272
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	131.140.867	0	0	0	0	131.140.867
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	2.368.775	0	0	0	0	2.368.775
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	40.117.473	0	0	0	0	40.117.473
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	736.940	0	0	0	0	736.940
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	150.000	0	0	0	0	150.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	2.100.000	0	0	0	0	2.100.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	83.157.021	0	0	0	0	83.157.021
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.510.658	0	0	0	0	2.510.658
403	12	00	00	Conservación y reparaciones menores de obras	13.660.157	0	0	0	0	13.660.157
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	13.660.157	0	0	0	0	13.660.157
403	15	00	00	Servicios fiscales	2.840.000	0	0	0	0	2.840.000
403	15	02	00	Tasas y otros derechos obligatorios	2.840.000	0	0	0	0	2.840.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	6.515.040	0	0	0	0	6.515.040
403	16	01	00	Servicios de diversión, esparcimiento y culturales	6.515.040	0	0	0	0	6.515.040
403	18	00	00	Impuestos indirectos	96.985.543	0	0	0	0	96.985.543
403	18	01	00	Impuesto al valor agregado	96.985.543	0	0	0	0	96.985.543
403	99	00	00	Otros servicios no personales	1.737.361	0	0	0	0	1.737.361
403	99	01	00	Otros servicios no personales	1.737.361	0	0	0	0	1.737.361
404	**00**	**00**	**00**	**Activos reales**	**116.926.886**	**0**	**0**	**0**	**0**	**116.926.886**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	18.738.081	0	0	0	0	18.738.081
404	01	01	00	Repuestos mayores	6.755.387	0	0	0	0	6.755.387
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	194.100	0	0	0	0	194.100
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	4.592.183	0	0	0	0	4.592.183
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	1.237.032	0	0	0	0	1.237.032
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	611.536	0	0	0	0	611.536

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS **ACCIÓN CENTRALIZADA:** 750002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 750002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	120.536	0	0	0	0	120.536
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	11.982.694	0	0	0	0	11.982.694
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	11.678.050	0	0	0	0	11.678.050
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	160.000	0	0	0	0	160.000
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	144.644	0	0	0	0	144.644
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	9.482.815	0	0	0	0	9.482.815
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	669.088	0	0	0	0	669.088
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	487.060	0	0	0	0	487.060
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	353.260	0	0	0	0	353.260
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.541.427	0	0	0	0	3.541.427
404	03	05	00	Maquinaria y equipos industriales y de taller	3.137.820	0	0	0	0	3.137.820
404	03	06	00	Maquinaria y equipos de energía	398.160	0	0	0	0	398.160
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	896.000	0	0	0	0	896.000
404	04	00	00	Equipos de transporte, tracción y elevación	973.600	0	0	0	0	973.600
404	04	01	00	Vehículos automotores terrestres	603.600	0	0	0	0	603.600
404	04	03	00	Equipos marítimos de transporte	300.000	0	0	0	0	300.000
404	04	05	00	Vehículos de tracción no motorizados	70.000	0	0	0	0	70.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	10.398.975	0	0	0	0	10.398.975
404	05	01	00	Equipos de telecomunicaciones	9.678.975	0	0	0	0	9.678.975
404	05	02	00	Equipos de señalamiento	120.000	0	0	0	0	120.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	600.000	0	0	0	0	600.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	500.000	0	0	0	0	500.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	500.000	0	0	0	0	500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	4.912.307	0	0	0	0	4.912.307
404	07	01	00	Equipos científicos y de laboratorio	2.888.780	0	0	0	0	2.888.780
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.828.527	0	0	0	0	1.828.527
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	30.000	0	0	0	0	30.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	165.000	0	0	0	0	165.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS **ACCIÓN CENTRALIZADA:** 750002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 750002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	68.379.108	0	0	0	0	68.379.108
404	09	01	00	Mobiliario y equipos de oficina	15.983.061	0	0	0	0	15.983.061
404	09	02	00	Equipos de computación	28.257.938	0	0	0	0	28.257.938
404	09	03	00	Mobiliario y equipos de alojamiento	20.966.831	0	0	0	0	20.966.831
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.171.278	0	0	0	0	3.171.278
404	12	00	00	Activos intangibles	210.000	0	0	0	0	210.000
404	12	04	00	Paquetes y programas de computación	210.000	0	0	0	0	210.000
404	99	00	00	Otros activos reales	3.332.000	0	0	0	0	3.332.000
404	99	01	00	Otros activos reales	3.332.000	0	0	0	0	3.332.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.000.000**	**0**	**0**	**0**	**0**	**2.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	2.000.000	0	0	0	0	2.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	2.000.000	0	0	0	0	2.000.000
				Totales	**900.554.159**	**0**	**0**	**0**	**0**	**900.554.159**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS **ACCIÓN CENTRALIZADA:** 750002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 750002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.803.103.440**	**0**	**0**	**0**	**0**	**3.803.103.440**
407	01	00	00	Transferencias y donaciones corrientes internas	3.803.103.440	0	0	0	0	3.803.103.440
407	01	03	00	Transferencias corrientes internas al sector público	3.803.103.440	0	0	0	0	3.803.103.440
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.879.592.431	0	0	0	0	1.879.592.431
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.923.511.009	0	0	0	0	1.923.511.009
				Totales	**3.803.103.440**	**0**	**0**	**0**	**0**	**3.803.103.440**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS **ACCIÓN CENTRALIZADA:** 750003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.015.386.045**	**0**	**0**	**0**	**0**	**1.015.386.045**
407	01	00	00	Transferencias y donaciones corrientes internas	1.015.386.045	0	0	0	0	1.015.386.045
407	01	01	00	Transferencias corrientes internas al sector privado	1.015.386.045	0	0	0	0	1.015.386.045
407	01	01	01	Pensiones del personal empleado, obrero y militar	62.664.000	0	0	0	0	62.664.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	302.080.200	0	0	0	0	302.080.200
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	4.699.800	0	0	0	0	4.699.800
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	92.263.000	0	0	0	0	92.263.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	23.505.510	0	0	0	0	23.505.510
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	22.656.015	0	0	0	0	22.656.015
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	260.777.600	0	0	0	0	260.777.600
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	246.739.920	0	0	0	0	246.739.920
				Totales	**1.015.386.045**	**0**	**0**	**0**	**0**	**1.015.386.045**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS **ACCIÓN CENTRALIZADA:** 750003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

ACCIÓN CENTRALIZADA: 750003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 750003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**1.015.386.045**	**0**	**0**	**0**	**0**	**1.015.386.045**
407	01	00	00	Transferencias y donaciones corrientes internas	1.015.386.045	0	0	0	0	1.015.386.045
407	01	01	00	Transferencias corrientes internas al sector privado	1.015.386.045	0	0	0	0	1.015.386.045
407	01	01	01	Pensiones del personal empleado, obrero y militar	62.664.000	0	0	0	0	62.664.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	302.080.200	0	0	0	0	302.080.200
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	4.699.800	0	0	0	0	4.699.800
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	92.263.000	0	0	0	0	92.263.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	23.505.510	0	0	0	0	23.505.510
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	22.656.015	0	0	0	0	22.656.015
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	260.777.600	0	0	0	0	260.777.600
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	246.739.920	0	0	0	0	246.739.920
				Totales	**1.015.386.045**	**0**	**0**	**0**	**0**	**1.015.386.045**

76

Ministerio del Poder Popular para Hábitat y Vivienda

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.990.545.791**	**0**	**0**	**0**	**0**	**1.990.545.791**
401	01	00	00	Sueldos, salarios y otras retribuciones	392.464.744	0	0	0	0	392.464.744
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	92.149.515	0	0	0	0	92.149.515
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	86.316.122	0	0	0	0	86.316.122
401	01	18	00	Remuneraciones al personal contratado	213.489.115	0	0	0	0	213.489.115
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	213.489.115	0	0	0	0	213.489.115
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	123.695	0	0	0	0	123.695
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	96.851	0	0	0	0	96.851
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	289.446	0	0	0	0	289.446
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.019.801	0	0	0	0	2.019.801
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	812.564	0	0	0	0	812.564
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.207.237	0	0	0	0	1.207.237
401	03	00	00	Primas	232.740.250	0	0	0	0	232.740.250
401	03	02	00	Primas de transporte a empleados	10.440.000	0	0	0	0	10.440.000
401	03	03	00	Primas por hogar a empleados	15.660.000	0	0	0	0	15.660.000
401	03	04	00	Primas por hijos a empleados	1.641.489	0	0	0	0	1.641.489
401	03	08	00	Primas de profesionalización a empleados	11.622.351	0	0	0	0	11.622.351
401	03	09	00	Primas por antigüedad a empleados	22.308.368	0	0	0	0	22.308.368
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.622.848	0	0	0	0	2.622.848
401	03	17	00	Primas de transporte a obreros	15.336.000	0	0	0	0	15.336.000
401	03	18	00	Primas por hogar a obreros	23.004.000	0	0	0	0	23.004.000
401	03	19	00	Primas por hijos de obreros	1.556.584	0	0	0	0	1.556.584
401	03	21	00	Primas por antigüedad a obreros	43.178.201	0	0	0	0	43.178.201
401	03	22	00	Primas de profesionalización a obreros	17.072.833	0	0	0	0	17.072.833
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	220.403	0	0	0	0	220.403
401	03	95	00	Otras primas al personal de alto nivel y de dirección	64.710.443	0	0	0	0	64.710.443
401	03	97	00	Otras primas a empleados	3.366.730	0	0	0	0	3.366.730
401	04	00	00	Complementos de sueldos y salarios	342.365.216	0	0	0	0	342.365.216
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	619.096	0	0	0	0	619.096
401	04	06	00	Complemento a empleados por comisión de servicios	464.322	0	0	0	0	464.322

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	08	00	Bono compensatorio de alimentación a empleados	9.624.125	0	0	0	0	9.624.125
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	722.279	0	0	0	0	722.279
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	722.279	0	0	0	0	722.279
401	04	18	00	Bono compensatorio de alimentación a obreros	48.233.850	0	0	0	0	48.233.850
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	541.709	0	0	0	0	541.709
401	04	26	00	Bono compensatorio de alimentación al personal contratado	106.261.663	0	0	0	0	106.261.663
401	04	27	00	Bono compensatorio de transporte al personal contratado	8.172.067	0	0	0	0	8.172.067
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	56.613	0	0	0	0	56.613
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	18.795.350	0	0	0	0	18.795.350
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	2.878.636	0	0	0	0	2.878.636
401	04	96	00	Otros complementos a empleados	358.099	0	0	0	0	358.099
401	04	97	00	Otros complementos a obreros	100.368	0	0	0	0	100.368
401	04	98	00	Otros complementos al personal contratado	144.814.760	0	0	0	0	144.814.760
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	386.119.996	0	0	0	0	386.119.996
401	05	01	00	Aguinaldos a empleados	53.448.057	0	0	0	0	53.448.057
401	05	03	00	Bono vacacional a empleados	30.541.747	0	0	0	0	30.541.747
401	05	04	00	Aguinaldos a obreros	61.914.431	0	0	0	0	61.914.431
401	05	06	00	Bono vacacional a obreros	35.379.675	0	0	0	0	35.379.675
401	05	07	00	Aguinaldos al personal contratado	103.799.360	0	0	0	0	103.799.360
401	05	08	00	Bono vacacional al personal contratado	59.313.920	0	0	0	0	59.313.920
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	100.404	0	0	0	0	100.404
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	29.105.560	0	0	0	0	29.105.560
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	12.516.842	0	0	0	0	12.516.842
401	06	00	00	Aportes patronales y legales	78.852.209	0	0	0	0	78.852.209
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.072.332	0	0	0	0	5.072.332
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	4.275.845	0	0	0	0	4.275.845
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.014.466	0	0	0	0	1.014.466
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.850.563	0	0	0	0	2.850.563
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	6.971.687	0	0	0	0	6.971.687
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	4.953.154	0	0	0	0	4.953.154

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.394.337	0	0	0	0	1.394.337
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.302.103	0	0	0	0	3.302.103
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	17.997.408	0	0	0	0	17.997.408
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	7.117.670	0	0	0	0	7.117.670
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	3.599.482	0	0	0	0	3.599.482
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	7.823	0	0	0	0	7.823
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	7.745	0	0	0	0	7.745
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	5.164	0	0	0	0	5.164
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	1.565	0	0	0	0	1.565
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.393.892	0	0	0	0	2.393.892
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	2.245.286	0	0	0	0	2.245.286
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	1.496.857	0	0	0	0	1.496.857
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	478.778	0	0	0	0	478.778
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	2.166.836	0	0	0	0	2.166.836
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	822.710	0	0	0	0	822.710
401	06	95	00	Otros aportes legales por personal contratado	10.676.506	0	0	0	0	10.676.506
401	07	00	00	Asistencia socio-económica	365.289.978	0	0	0	0	365.289.978
401	07	01	00	Capacitación y adiestramiento a empleados	144.456	0	0	0	0	144.456
401	07	02	00	Becas a empleados	4.420.345	0	0	0	0	4.420.345
401	07	03	00	Ayudas por matrimonio a empleados	66.500	0	0	0	0	66.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	66.500	0	0	0	0	66.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	21.379.223	0	0	0	0	21.379.223
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	92.864.393	0	0	0	0	92.864.393
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	4.515.000	0	0	0	0	4.515.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.108.329	0	0	0	0	1.108.329
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	4.579.167	0	0	0	0	4.579.167
401	07	17	00	Capacitación y adiestramiento a obreros	57.782	0	0	0	0	57.782
401	07	18	00	Becas a obreros	3.120.244	0	0	0	0	3.120.244

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	19	00	Ayudas por matrimonio de obreros	63.000	0	0	0	0	63.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	63.000	0	0	0	0	63.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	24.765.772	0	0	0	0	24.765.772
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	52.004.060	0	0	0	0	52.004.060
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.800.000	0	0	0	0	2.800.000
401	07	26	00	Dotación de uniformes a obreros	5.335.231	0	0	0	0	5.335.231
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.509.202	0	0	0	0	1.509.202
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	2.916.667	0	0	0	0	2.916.667
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	38.727	0	0	0	0	38.727
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	180.570	0	0	0	0	180.570
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	275.154	0	0	0	0	275.154
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	11.226.430	0	0	0	0	11.226.430
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	12.015.314	0	0	0	0	12.015.314
401	07	74	00	Capacitación y adiestramiento al personal contratado	275.154	0	0	0	0	275.154
401	07	75	00	Becas al personal contratado	4.725.000	0	0	0	0	4.725.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	53.382.528	0	0	0	0	53.382.528
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	37.547.293	0	0	0	0	37.547.293
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	9.333.333	0	0	0	0	9.333.333
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	2.802.804	0	0	0	0	2.802.804
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	11.666.667	0	0	0	0	11.666.667
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	9.630	0	0	0	0	9.630
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	32.503	0	0	0	0	32.503
401	08	00	00	Prestaciones sociales e indemnizaciones	190.693.597	0	0	0	0	190.693.597
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	36.951.743	0	0	0	0	36.951.743
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	42.805.039	0	0	0	0	42.805.039
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	91.466.172	0	0	0	0	91.466.172
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	66.936	0	0	0	0	66.936
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	19.403.707	0	0	0	0	19.403.707

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	268.447.137	0	0	0	0	268.447.137
402	01	00	00	Productos alimenticios y agropecuarios	54.056.015	0	0	0	0	54.056.015
402	01	01	00	Alimentos y bebidas para personas	53.798.708	0	0	0	0	53.798.708
402	01	03	00	Productos agrícolas y pecuarios	156.538	0	0	0	0	156.538
402	01	99	00	Otros productos alimenticios y agropecuarios	100.769	0	0	0	0	100.769
402	02	00	00	Productos de minas, canteras y yacimientos	27.982	0	0	0	0	27.982
402	02	05	00	Piedra, arcilla, arena y tierra	27.982	0	0	0	0	27.982
402	03	00	00	Textiles y vestuarios	4.057.190	0	0	0	0	4.057.190
402	03	01	00	Textiles	725.459	0	0	0	0	725.459
402	03	02	00	Prendas de vestir	2.694.461	0	0	0	0	2.694.461
402	03	03	00	Calzados	637.270	0	0	0	0	637.270
402	04	00	00	Productos de cuero y caucho	12.313.743	0	0	0	0	12.313.743
402	04	03	00	Cauchos y tripas para vehículos	12.113.525	0	0	0	0	12.113.525
402	04	99	00	Otros productos de cuero y caucho	200.218	0	0	0	0	200.218
402	05	00	00	Productos de papel, cartón e impresos	45.727.257	0	0	0	0	45.727.257
402	05	01	00	Pulpa de madera, papel y cartón	5.980.644	0	0	0	0	5.980.644
402	05	02	00	Envases y cajas de papel y cartón	2.203.647	0	0	0	0	2.203.647
402	05	03	00	Productos de papel y cartón para oficina	18.485.605	0	0	0	0	18.485.605
402	05	04	00	Libros, revistas y periódicos	748.666	0	0	0	0	748.666
402	05	05	00	Material de enseñanza	26.981	0	0	0	0	26.981
402	05	06	00	Productos de papel y cartón para computación	1.528.575	0	0	0	0	1.528.575
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	15.670.690	0	0	0	0	15.670.690
402	05	99	00	Otros productos de pulpa, papel y cartón	1.082.449	0	0	0	0	1.082.449
402	06	00	00	Productos químicos y derivados	52.316.989	0	0	0	0	52.316.989
402	06	01	00	Sustancias químicas y de uso industrial	7.824	0	0	0	0	7.824
402	06	02	00	Abonos, plaguicidas y otros	286.217	0	0	0	0	286.217
402	06	03	00	Tintas, pinturas y colorantes	23.712.813	0	0	0	0	23.712.813
402	06	04	00	Productos farmacéuticos y medicamentos	11.354.005	0	0	0	0	11.354.005
402	06	05	00	Productos de tocador	547.725	0	0	0	0	547.725
402	06	06	00	Combustibles y lubricantes	5.421.408	0	0	0	0	5.421.408
402	06	08	00	Productos plásticos	10.986.997	0	0	0	0	10.986.997

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	00	00	Productos minerales no metálicos	287.888	0	0	0	0	287.888
402	07	02	00	Vidrios y productos de vidrio	157.214	0	0	0	0	157.214
402	07	03	00	Productos de arcilla para construcción	7.800	0	0	0	0	7.800
402	07	04	00	Cemento, cal y yeso	122.874	0	0	0	0	122.874
402	08	00	00	Productos metálicos	21.305.986	0	0	0	0	21.305.986
402	08	01	00	Productos primarios de hierro y acero	41.951	0	0	0	0	41.951
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.384.562	0	0	0	0	4.384.562
402	08	07	00	Material de señalamiento	284.706	0	0	0	0	284.706
402	08	09	00	Repuestos y accesorios para equipos de transporte	13.989.880	0	0	0	0	13.989.880
402	08	10	00	Repuestos y accesorios para otros equipos	2.601.504	0	0	0	0	2.601.504
402	08	99	00	Otros productos metálicos	3.383	0	0	0	0	3.383
402	09	00	00	Productos de madera	496.100	0	0	0	0	496.100
402	09	01	00	Productos primarios de madera	356.832	0	0	0	0	356.832
402	09	02	00	Muebles y accesorios de madera para edificaciones	9.264	0	0	0	0	9.264
402	09	99	00	Otros productos de madera	130.004	0	0	0	0	130.004
402	10	00	00	Productos varios y útiles diversos	74.441.289	0	0	0	0	74.441.289
402	10	01	00	Artículos de deporte, recreación y juguetes	290.988	0	0	0	0	290.988
402	10	02	00	Materiales y útiles de limpieza y aseo	4.286.898	0	0	0	0	4.286.898
402	10	03	00	Utensilios de cocina y comedor	1.628.739	0	0	0	0	1.628.739
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	389.857	0	0	0	0	389.857
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	17.708.782	0	0	0	0	17.708.782
402	10	06	00	Condecoraciones, ofrendas y similares	590.955	0	0	0	0	590.955
402	10	07	00	Productos de seguridad en el trabajo	1.900.338	0	0	0	0	1.900.338
402	10	08	00	Materiales para equipos de computación	36.573.225	0	0	0	0	36.573.225
402	10	09	00	Especies timbradas y valores	487.398	0	0	0	0	487.398
402	10	11	00	Materiales eléctricos	4.726.682	0	0	0	0	4.726.682
402	10	12	00	Materiales para instalaciones sanitarias	2.401.355	0	0	0	0	2.401.355
402	10	13	00	Materiales fotográficos	1.143.733	0	0	0	0	1.143.733
402	10	99	00	Otros productos y útiles diversos	2.312.339	0	0	0	0	2.312.339
402	11	00	00	Bienes para la venta	38.500	0	0	0	0	38.500
402	11	99	00	Otros bienes para la venta	38.500	0	0	0	0	38.500

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	99	00	00	Otros materiales y suministros	3.378.198	0	0	0	0	3.378.198
402	99	01	00	Otros materiales y suministros	3.378.198	0	0	0	0	3.378.198
403	**00**	**00**	**00**	**Servicios no personales**	**357.108.940**	**0**	**0**	**0**	**0**	**357.108.940**
403	01	00	00	Alquileres de inmuebles	3.891.465	0	0	0	0	3.891.465
403	01	01	00	Alquileres de edificios y locales	3.237.248	0	0	0	0	3.237.248
403	01	02	00	Alquileres de instalaciones culturales y recreativas	654.217	0	0	0	0	654.217
403	02	00	00	Alquileres de maquinaria y equipos	13.891.416	0	0	0	0	13.891.416
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	614.987	0	0	0	0	614.987
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	12.480.415	0	0	0	0	12.480.415
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	639.495	0	0	0	0	639.495
403	02	99	00	Alquileres de otras maquinaria y equipos	156.519	0	0	0	0	156.519
403	04	00	00	Servicios básicos	18.667.835	0	0	0	0	18.667.835
403	04	01	00	Electricidad	7.934.062	0	0	0	0	7.934.062
403	04	03	00	Agua	4.058.337	0	0	0	0	4.058.337
403	04	04	00	Teléfonos	4.788.195	0	0	0	0	4.788.195
403	04	04	01	Servicios de telefonía prestados por organismos públicos	4.788.195	0	0	0	0	4.788.195
403	04	05	00	Servicio de comunicaciones	804.913	0	0	0	0	804.913
403	04	06	00	Servicio de aseo urbano y domiciliario	1.082.328	0	0	0	0	1.082.328
403	06	00	00	Servicios de transporte y almacenaje	3.729.499	0	0	0	0	3.729.499
403	06	01	00	Fletes y embalajes	835.637	0	0	0	0	835.637
403	06	02	00	Almacenaje	817.000	0	0	0	0	817.000
403	06	03	00	Estacionamiento	179.311	0	0	0	0	179.311
403	06	04	00	Peaje	26.906	0	0	0	0	26.906
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.870.645	0	0	0	0	1.870.645
403	07	00	00	Servicios de información, impresión y relaciones públicas	39.262.648	0	0	0	0	39.262.648
403	07	01	00	Publicidad y propaganda	3.817.963	0	0	0	0	3.817.963
403	07	02	00	Imprenta y reproducción	4.300.404	0	0	0	0	4.300.404
403	07	03	00	Relaciones sociales	26.290.620	0	0	0	0	26.290.620
403	07	04	00	Avisos	4.853.661	0	0	0	0	4.853.661
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	20.318.340	0	0	0	0	20.318.340
403	08	01	00	Primas y gastos de seguros	20.000.000	0	0	0	0	20.000.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	08	02	00	Comisiones y gastos bancarios	318.340	0	0	0	0	318.340
403	09	00	00	Viáticos y pasajes	67.828.795	0	0	0	0	67.828.795
403	09	01	00	Viáticos y pasajes dentro del país	63.402.399	0	0	0	0	63.402.399
403	09	02	00	Viáticos y pasajes fuera del país	4.409.263	0	0	0	0	4.409.263
403	09	03	00	Asignación por kilómetros recorridos	17.133	0	0	0	0	17.133
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	29.076.070	0	0	0	0	29.076.070
403	10	01	00	Servicios jurídicos	902.933	0	0	0	0	902.933
403	10	02	00	Servicios de contabilidad y auditoría	383.697	0	0	0	0	383.697
403	10	03	00	Servicios de procesamiento de datos	372.792	0	0	0	0	372.792
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.827.432	0	0	0	0	1.827.432
403	10	07	00	Servicios de capacitación y adiestramiento	5.905.266	0	0	0	0	5.905.266
403	10	08	00	Servicios presupuestarios	4.832	0	0	0	0	4.832
403	10	10	00	Servicios de vigilancia	10.851.193	0	0	0	0	10.851.193
403	10	11	00	Servicios para la elaboración y suministro de comida	6.110.059	0	0	0	0	6.110.059
403	10	99	00	Otros servicios profesionales y técnicos	2.717.866	0	0	0	0	2.717.866
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	29.537.933	0	0	0	0	29.537.933
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	188.713	0	0	0	0	188.713
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	18.298.804	0	0	0	0	18.298.804
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	351.311	0	0	0	0	351.311
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	26.848	0	0	0	0	26.848
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	42.300	0	0	0	0	42.300
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	6.750.198	0	0	0	0	6.750.198
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	3.879.759	0	0	0	0	3.879.759
403	12	00	00	Conservación y reparaciones menores de obras	10.881.136	0	0	0	0	10.881.136
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	10.784.222	0	0	0	0	10.784.222
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	96.914	0	0	0	0	96.914
403	15	00	00	Servicios fiscales	58.469	0	0	0	0	58.469
403	15	02	00	Tasas y otros derechos obligatorios	58.469	0	0	0	0	58.469
403	16	00	00	Servicios de diversión, esparcimiento y culturales	34.968.490	0	0	0	0	34.968.490
403	16	01	00	Servicios de diversión, esparcimiento y culturales	34.968.490	0	0	0	0	34.968.490

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	77.339.723	0	0	0	0	77.339.723
403	18	01	00	Impuesto al valor agregado	77.339.723	0	0	0	0	77.339.723
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.123.650	0	0	0	0	4.123.650
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.123.650	0	0	0	0	4.123.650
403	99	00	00	Otros servicios no personales	3.533.471	0	0	0	0	3.533.471
403	99	01	00	Otros servicios no personales	3.533.471	0	0	0	0	3.533.471
404	**00**	**00**	**00**	**Activos reales**	**95.701.114**	**0**	**0**	**0**	**0**	**95.701.114**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	11.081.590	0	0	0	0	11.081.590
404	01	01	00	Repuestos mayores	2.554.466	0	0	0	0	2.554.466
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	182.006	0	0	0	0	182.006
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.579.314	0	0	0	0	1.579.314
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	7.380	0	0	0	0	7.380
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	761.780	0	0	0	0	761.780
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	23.986	0	0	0	0	23.986
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	8.527.124	0	0	0	0	8.527.124
404	01	02	01	Reparaciones, mejoras y adiciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	373.339	0	0	0	0	373.339
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	5.111.978	0	0	0	0	5.111.978
404	01	02	03	Reparaciones, mejoras y adiciones mayores de equipos de comunicaciones y de señalamiento	11.440	0	0	0	0	11.440
404	01	02	05	Reparaciones, mejoras y adiciones mayores de equipos científicos, religiosos, de enseñanza y recreación	30.215	0	0	0	0	30.215
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	3.000.152	0	0	0	0	3.000.152
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	6.744.268	0	0	0	0	6.744.268
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	120.134	0	0	0	0	120.134
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	6.624.134	0	0	0	0	6.624.134
404	04	00	00	Equipos de transporte, tracción y elevación	8.549.870	0	0	0	0	8.549.870
404	04	01	00	Vehículos automotores terrestres	8.431.741	0	0	0	0	8.431.741
404	04	05	00	Vehículos de tracción no motorizados	118.129	0	0	0	0	118.129
404	05	00	00	Equipos de comunicaciones y de señalamiento	16.164.414	0	0	0	0	16.164.414
404	05	01	00	Equipos de telecomunicaciones	14.069.299	0	0	0	0	14.069.299
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	2.095.115	0	0	0	0	2.095.115
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.307.211	0	0	0	0	2.307.211

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	01	00	Equipos científicos y de laboratorio	782.414	0	0	0	0	782.414
404	07	02	00	Equipos de enseñanza, deporte y recreación	759.957	0	0	0	0	759.957
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	643.981	0	0	0	0	643.981
404	07	06	00	Instrumentos musicales y equipos de audio	120.859	0	0	0	0	120.859
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	44.297.886	0	0	0	0	44.297.886
404	09	01	00	Mobiliario y equipos de oficina	16.664.757	0	0	0	0	16.664.757
404	09	02	00	Equipos de computación	20.218.690	0	0	0	0	20.218.690
404	09	03	00	Mobiliario y equipos de alojamiento	5.366.803	0	0	0	0	5.366.803
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.047.636	0	0	0	0	2.047.636
404	12	00	00	Activos intangibles	3.555.875	0	0	0	0	3.555.875
404	12	04	00	Paquetes y programas de computación	3.555.875	0	0	0	0	3.555.875
404	99	00	00	Otros activos reales	3.000.000	0	0	0	0	3.000.000
404	99	01	00	Otros activos reales	3.000.000	0	0	0	0	3.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.685.961.315**	**0**	**0**	**0**	**0**	**5.685.961.315**
407	01	00	00	Transferencias y donaciones corrientes internas	2.685.961.315	0	0	0	0	2.685.961.315
407	01	01	00	Transferencias corrientes internas al sector privado	1.680.470.193	0	0	0	0	1.680.470.193
407	01	01	01	Pensiones del personal empleado, obrero y militar	108.778.633	0	0	0	0	108.778.633
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	684.442.173	0	0	0	0	684.442.173
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	22.662.215	0	0	0	0	22.662.215
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	10.459.484	0	0	0	0	10.459.484
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	21.000.000	0	0	0	0	21.000.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	57.930.057	0	0	0	0	57.930.057
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	228.147.391	0	0	0	0	228.147.391
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	78.974.097	0	0	0	0	78.974.097
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	207.504.358	0	0	0	0	207.504.358
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	260.571.785	0	0	0	0	260.571.785
407	01	02	00	Donaciones corrientes internas al sector privado	8.500.000	0	0	0	0	8.500.000
407	01	02	01	Donaciones corrientes a personas	8.500.000	0	0	0	0	8.500.000
407	01	03	00	Transferencias corrientes internas al sector público	996.991.122	0	0	0	0	996.991.122
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	861.765.909	0	0	0	0	861.765.909

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	135.225.213	0	0	0	0	135.225.213
407	03	00	00	Transferencias y donaciones de capital internas	3.000.000.000	0	0	0	0	3.000.000.000
407	03	03	00	Transferencias de capital internas al sector público	3.000.000.000	0	0	0	0	3.000.000.000
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	3.000.000.000	0	0	0	0	3.000.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**10.287.705**	**0**	**0**	**0**	**0**	**10.287.705**
411	11	00	00	Obligaciones de ejercicios anteriores	10.287.705	0	0	0	0	10.287.705
411	11	03	00	Indemnizaciones diversas	4.167.153	0	0	0	0	4.167.153
411	11	04	00	Compromisos pendientes de ejercicios anteriores	6.120.552	0	0	0	0	6.120.552
				Totales	**8.408.052.002**	**0**	**0**	**0**	**0**	**8.408.052.002**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **PROYECTO:** 130451 760020000 FORMULACIÓN DE LOS PLANES PARA EL NUEVO ORDENAMIENTO URBANO

OBJETIVO DEL PROYECTO: DISEÑAR LOS NUEVOS DESARROLLOS HABITACIONALES, APLICANDO LOS CRITERIOS RECTORES Y LINEAMIENTOS PARA EL NUEVO ORDENAMIENTO, EN TERRENOS QUE HAYAN SIDO DECRETADOS AVIVIR, LOS TERRENOS SELECCIONADOS POR EL ÓRGANO SUPERIOR DE VIVIENDA Y HÁBITAT O LOS TERRENOS QUE EL MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA, CONSIDERE PRIORITARIOS

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE VIVIENDA Y DESARROLLO URBANO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**658.714**	**0**	**0**	**0**	**0**	**658.714**
402	01	00	00	Productos alimenticios y agropecuarios	287.708	0	0	0	0	287.708
402	01	01	00	Alimentos y bebidas para personas	287.708	0	0	0	0	287.708
402	05	00	00	Productos de papel, cartón e impresos	171.801	0	0	0	0	171.801
402	05	03	00	Productos de papel y cartón para oficina	101.134	0	0	0	0	101.134
402	05	04	00	Libros, revistas y periódicos	70.667	0	0	0	0	70.667
402	09	00	00	Productos de madera	9.264	0	0	0	0	9.264
402	09	02	00	Muebles y accesorios de madera para edificaciones	9.264	0	0	0	0	9.264
402	10	00	00	Productos varios y útiles diversos	189.941	0	0	0	0	189.941
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	144.450	0	0	0	0	144.450
402	10	07	00	Productos de seguridad en el trabajo	45.491	0	0	0	0	45.491
403	**00**	**00**	**00**	**Servicios no personales**	**1.261.611**	**0**	**0**	**0**	**0**	**1.261.611**
403	06	00	00	Servicios de transporte y almacenaje	4.200	0	0	0	0	4.200
403	06	01	00	Fletes y embalajes	4.200	0	0	0	0	4.200
403	09	00	00	Viáticos y pasajes	210.042	0	0	0	0	210.042
403	09	01	00	Viáticos y pasajes dentro del país	210.042	0	0	0	0	210.042
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	671.645	0	0	0	0	671.645
403	10	04	00	Servicios de ingeniería y arquitectónicos	180.000	0	0	0	0	180.000
403	10	07	00	Servicios de capacitación y adiestramiento	279.074	0	0	0	0	279.074
403	10	99	00	Otros servicios profesionales y técnicos	212.571	0	0	0	0	212.571
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	74.000	0	0	0	0	74.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	74.000	0	0	0	0	74.000
403	18	00	00	Impuestos indirectos	301.724	0	0	0	0	301.724
403	18	01	00	Impuesto al valor agregado	301.724	0	0	0	0	301.724
404	**00**	**00**	**00**	**Activos reales**	**895.775**	**0**	**0**	**0**	**0**	**895.775**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	895.775	0	0	0	0	895.775
404	09	01	00	Mobiliario y equipos de oficina	494.114	0	0	0	0	494.114
404	09	02	00	Equipos de computación	401.661	0	0	0	0	401.661
				Totales	**2.816.100**	**0**	**0**	**0**	**0**	**2.816.100**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 76 - 13

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **PROYECTO:** 130451 760020000 FORMULACIÓN DE LOS PLANES PARA EL NUEVO ORDENAMIENTO URBANO

OBJETIVO DEL PROYECTO: DISEÑAR LOS NUEVOS DESARROLLOS HABITACIONALES, APLICANDO LOS CRITERIOS RECTORES Y LINEAMIENTOS PARA EL NUEVO ORDENAMIENTO, EN TERRENOS QUE HAYAN SIDO DECRETADOS AVIVIR, LOS TERRENOS SELECCIONADOS POR EL ÓRGANO SUPERIOR DE VIVIENDA Y HÁBITAT O LOS TERRENOS QUE EL MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA, CONSIDERE PRIORITARIOS

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE VIVIENDA Y DESARROLLO URBANO **PRESUPUESTO:** **2016**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **PROYECTO:** 130451 760020000 FORMULACIÓN DE LOS PLANES PARA EL NUEVO ORDENAMIENTO URBANO

OBJETIVO DEL PROYECTO: DISEÑAR LOS NUEVOS DESARROLLOS HABITACIONALES, APLICANDO LOS CRITERIOS RECTORES Y LINEAMIENTOS PARA EL NUEVO ORDENAMIENTO, EN TERRENOS QUE HAYAN SIDO DECRETADOS AVIVIR, LOS TERRENOS SELECCIONADOS POR EL ÓRGANO SUPERIOR DE VIVIENDA Y HÁBITAT O LOS TERRENOS QUE EL MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA, CONSIDERE PRIORITARIOS

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE VIVIENDA Y DESARROLLO URBANO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 760020001 REALIZACIÓN DE ESTUDIOS PRELIMINARES Y ANÁLISIS DE VIABILIDAD DE LOS TERRENOS

UNIDAD DE MEDIDA: INFORME **META:** 10

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE VIVIENDA Y DESARROLLO URBANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**209.497**	0	0	0	0	**209.497**
402	01	00	00	Productos alimenticios y agropecuarios	77.233	0	0	0	0	77.233
402	01	01	00	Alimentos y bebidas para personas	77.233	0	0	0	0	77.233
402	05	00	00	Productos de papel, cartón e impresos	54.592	0	0	0	0	54.592
402	05	03	00	Productos de papel y cartón para oficina	26.267	0	0	0	0	26.267
402	05	04	00	Libros, revistas y periódicos	28.325	0	0	0	0	28.325
402	10	00	00	Productos varios y útiles diversos	77.672	0	0	0	0	77.672
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	58.255	0	0	0	0	58.255
402	10	07	00	Productos de seguridad en el trabajo	19.417	0	0	0	0	19.417
403	00	00	00	**Servicios no personales**	**519.563**	0	0	0	0	**519.563**
403	09	00	00	Viáticos y pasajes	55.568	0	0	0	0	55.568
403	09	01	00	Viáticos y pasajes dentro del país	55.568	0	0	0	0	55.568
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	279.739	0	0	0	0	279.739
403	10	04	00	Servicios de ingeniería y arquitectónicos	50.000	0	0	0	0	50.000
403	10	07	00	Servicios de capacitación y adiestramiento	172.768	0	0	0	0	172.768
403	10	99	00	Otros servicios profesionales y técnicos	56.971	0	0	0	0	56.971
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	74.000	0	0	0	0	74.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	74.000	0	0	0	0	74.000
403	18	00	00	Impuestos indirectos	110.256	0	0	0	0	110.256
403	18	01	00	Impuesto al valor agregado	110.256	0	0	0	0	110.256
404	00	00	00	**Activos reales**	**300.000**	0	0	0	0	**300.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	300.000
404	09	02	00	Equipos de computación	300.000	0	0	0	0	300.000
				Totales	**1.029.060**	0	0	0	0	**1.029.060**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **PROYECTO:** 130451 760020000 FORMULACIÓN DE LOS PLANES PARA EL NUEVO ORDENAMIENTO URBANO

OBJETIVO DEL PROYECTO: DISEÑAR LOS NUEVOS DESARROLLOS HABITACIONALES, APLICANDO LOS CRITERIOS RECTORES Y LINEAMIENTOS PARA EL NUEVO ORDENAMIENTO, EN TERRENOS QUE HAYAN SIDO DECRETADOS AVIVIR, LOS TERRENOS SELECCIONADOS POR EL ÓRGANO SUPERIOR DE VIVIENDA Y HÁBITAT O LOS TERRENOS QUE EL MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA, CONSIDERE PRIORITARIOS

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE VIVIENDA Y DESARROLLO URBANO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 760020002 ELABORACIÓN DE LAS PROPUESTAS DE IMPLANTACIÓN

UNIDAD DE MEDIDA: INFORME **META:** 15

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE VIVIENDA Y DESARROLLO URBANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**140.797**	**0**	**0**	**0**	**0**	**140.797**
402	01	00	00	Productos alimenticios y agropecuarios	67.132	0	0	0	0	67.132
402	01	01	00	Alimentos y bebidas para personas	67.132	0	0	0	0	67.132
402	05	00	00	Productos de papel, cartón e impresos	29.544	0	0	0	0	29.544
402	05	03	00	Productos de papel y cartón para oficina	29.544	0	0	0	0	29.544
402	09	00	00	Productos de madera	9.264	0	0	0	0	9.264
402	09	02	00	Muebles y accesorios de madera para edificaciones	9.264	0	0	0	0	9.264
402	10	00	00	Productos varios y útiles diversos	34.857	0	0	0	0	34.857
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	34.857	0	0	0	0	34.857
403	**00**	**00**	**00**	**Servicios no personales**	**488.691**	**0**	**0**	**0**	**0**	**488.691**
403	09	00	00	Viáticos y pasajes	68.861	0	0	0	0	68.861
403	09	01	00	Viáticos y pasajes dentro del país	68.861	0	0	0	0	68.861
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	318.099	0	0	0	0	318.099
403	10	04	00	Servicios de ingeniería y arquitectónicos	100.000	0	0	0	0	100.000
403	10	07	00	Servicios de capacitación y adiestramiento	93.099	0	0	0	0	93.099
403	10	99	00	Otros servicios profesionales y técnicos	125.000	0	0	0	0	125.000
403	18	00	00	Impuestos indirectos	101.731	0	0	0	0	101.731
403	18	01	00	Impuesto al valor agregado	101.731	0	0	0	0	101.731
404	**00**	**00**	**00**	**Activos reales**	**320.000**	**0**	**0**	**0**	**0**	**320.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	320.000	0	0	0	0	320.000
404	09	01	00	Mobiliario y equipos de oficina	320.000	0	0	0	0	320.000
				Totales	**949.488**	**0**	**0**	**0**	**0**	**949.488**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **PROYECTO:** 130451 760020000 FORMULACIÓN DE LOS PLANES PARA EL NUEVO ORDENAMIENTO URBANO

OBJETIVO DEL PROYECTO: DISEÑAR LOS NUEVOS DESARROLLOS HABITACIONALES, APLICANDO LOS CRITERIOS RECTORES Y LINEAMIENTOS PARA EL NUEVO ORDENAMIENTO, EN TERRENOS QUE HAYAN SIDO DECRETADOS AVIVIR, LOS TERRENOS SELECCIONADOS POR EL ÓRGANO SUPERIOR DE VIVIENDA Y HÁBITAT O LOS TERRENOS QUE EL MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA, CONSIDERE PRIORITARIOS

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE VIVIENDA Y DESARROLLO URBANO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 760020003 ELABORACIÓN DE LOS ANTEPROYECTOS DE LOS DESARROLLOS HABITACIONALES

UNIDAD DE MEDIDA: INFORME **META:** 15

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE VIVIENDA Y DESARROLLO URBANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**213.420**	**0**	**0**	**0**	**0**	**213.420**
402	01	00	00	Productos alimenticios y agropecuarios	123.343	0	0	0	0	123.343
402	01	01	00	Alimentos y bebidas para personas	123.343	0	0	0	0	123.343
402	05	00	00	Productos de papel, cartón e impresos	42.665	0	0	0	0	42.665
402	05	03	00	Productos de papel y cartón para oficina	20.323	0	0	0	0	20.323
402	05	04	00	Libros, revistas y periódicos	22.342	0	0	0	0	22.342
402	10	00	00	Productos varios y útiles diversos	47.412	0	0	0	0	47.412
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	21.338	0	0	0	0	21.338
402	10	07	00	Productos de seguridad en el trabajo	26.074	0	0	0	0	26.074
403	**00**	**00**	**00**	**Servicios no personales**	**164.254**	**0**	**0**	**0**	**0**	**164.254**
403	09	00	00	Viáticos y pasajes	55.613	0	0	0	0	55.613
403	09	01	00	Viáticos y pasajes dentro del país	55.613	0	0	0	0	55.613
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	53.807	0	0	0	0	53.807
403	10	04	00	Servicios de ingeniería y arquitectónicos	30.000	0	0	0	0	30.000
403	10	07	00	Servicios de capacitación y adiestramiento	13.207	0	0	0	0	13.207
403	10	99	00	Otros servicios profesionales y técnicos	10.600	0	0	0	0	10.600
403	18	00	00	Impuestos indirectos	54.834	0	0	0	0	54.834
403	18	01	00	Impuesto al valor agregado	54.834	0	0	0	0	54.834
404	**00**	**00**	**00**	**Activos reales**	**134.114**	**0**	**0**	**0**	**0**	**134.114**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	134.114	0	0	0	0	134.114
404	09	01	00	Mobiliario y equipos de oficina	84.114	0	0	0	0	84.114
404	09	02	00	Equipos de computación	50.000	0	0	0	0	50.000
				Totales	**511.788**	**0**	**0**	**0**	**0**	**511.788**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **PROYECTO:** 130451 760020000 FORMULACIÓN DE LOS PLANES PARA EL NUEVO ORDENAMIENTO URBANO

OBJETIVO DEL PROYECTO: DISEÑAR LOS NUEVOS DESARROLLOS HABITACIONALES, APLICANDO LOS CRITERIOS RECTORES Y LINEAMIENTOS PARA EL NUEVO ORDENAMIENTO, EN TERRENOS QUE HAYAN SIDO DECRETADOS AVIVIR, LOS TERRENOS SELECCIONADOS POR EL ÓRGANO SUPERIOR DE VIVIENDA Y HÁBITAT O LOS TERRENOS QUE EL MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA, CONSIDERE PRIORITARIOS

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE VIVIENDA Y DESARROLLO URBANO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 760020004 REALIZACIÓN DE PROYECTOS DE INVESTIGACIÓN PARA LA INSDUSTRIALIZACIÓN DE LA VIVIENDA

UNIDAD DE MEDIDA: INFORME **META:** 5

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE VIVIENDA Y DESARROLLO URBANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**95.000**	**0**	**0**	**0**	**0**	**95.000**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	45.000	0	0	0	0	45.000
402	05	03	00	Productos de papel y cartón para oficina	25.000	0	0	0	0	25.000
402	05	04	00	Libros, revistas y periódicos	20.000	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	30.000	0	0	0	0	30.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	30.000	0	0	0	0	30.000
403	00	00	00	**Servicios no personales**	**89.103**	**0**	**0**	**0**	**0**	**89.103**
403	06	00	00	Servicios de transporte y almacenaje	4.200	0	0	0	0	4.200
403	06	01	00	Fletes y embalajes	4.200	0	0	0	0	4.200
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	30.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	20.000	0	0	0	0	20.000
403	10	99	00	Otros servicios profesionales y técnicos	20.000	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	34.903	0	0	0	0	34.903
403	18	01	00	Impuesto al valor agregado	34.903	0	0	0	0	34.903
404	00	00	00	**Activos reales**	**141.661**	**0**	**0**	**0**	**0**	**141.661**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	141.661	0	0	0	0	141.661
404	09	01	00	Mobiliario y equipos de oficina	90.000	0	0	0	0	90.000
404	09	02	00	Equipos de computación	51.661	0	0	0	0	51.661
				Totales	**325.764**	**0**	**0**	**0**	**0**	**325.764**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **PROYECTO:** 130450 760021000 IMPULSAR LA ORGANIZACIÓN POPULAR, A TRAVÉS DE LA CONFORMACIÓN DE LAS ASAMBLEAS VIVIENDO VENEZOLANO, EN EL MARCO DE LA GRAN MISION VIVIENDA VENEZUELA.

OBJETIVO DEL PROYECTO: PROMOVER EL VIVIR BIEN EN LOS HOGARES DE LA PATRIA, A TRAVÉS DE LA ORGANIZACIÓN DE LAS ASAMBLEAS VIVIENDO VENEZOLANO Y LOS COMITÉS MULTIFAMILIARES DE GESTIÓN EN LAS COMUNIDADES DE LA GRAN MISIÓN VIVIENDA VENEZUELA

UNIDAD DE MEDIDA: REUNIÓN **META:** 1.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE REDES POPULARES EN VIVIENDA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.499.808**	**0**	**0**	**0**	**0**	**6.499.808**
402	01	00	00	Productos alimenticios y agropecuarios	882.941	0	0	0	0	882.941
402	01	01	00	Alimentos y bebidas para personas	628.422	0	0	0	0	628.422
402	01	03	00	Productos agrícolas y pecuarios	153.750	0	0	0	0	153.750
402	01	99	00	Otros productos alimenticios y agropecuarios	100.769	0	0	0	0	100.769
402	04	00	00	Productos de cuero y caucho	665.477	0	0	0	0	665.477
402	04	03	00	Cauchos y tripas para vehículos	665.477	0	0	0	0	665.477
402	05	00	00	Productos de papel, cartón e impresos	2.244.421	0	0	0	0	2.244.421
402	05	01	00	Pulpa de madera, papel y cartón	517.876	0	0	0	0	517.876
402	05	03	00	Productos de papel y cartón para oficina	724.258	0	0	0	0	724.258
402	05	06	00	Productos de papel y cartón para computación	433.302	0	0	0	0	433.302
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	568.985	0	0	0	0	568.985
402	06	00	00	Productos químicos y derivados	731.373	0	0	0	0	731.373
402	06	02	00	Abonos, plaguicidas y otros	271.971	0	0	0	0	271.971
402	06	03	00	Tintas, pinturas y colorantes	194.165	0	0	0	0	194.165
402	06	06	00	Combustibles y lubricantes	265.237	0	0	0	0	265.237
402	10	00	00	Productos varios y útiles diversos	1.975.596	0	0	0	0	1.975.596
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	142.730	0	0	0	0	142.730
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	448.938	0	0	0	0	448.938
402	10	08	00	Materiales para equipos de computación	1.383.928	0	0	0	0	1.383.928
403	**00**	**00**	**00**	**Servicios no personales**	**28.300.000**	**0**	**0**	**0**	**0**	**28.300.000**
403	01	00	00	Alquileres de inmuebles	396.918	0	0	0	0	396.918
403	01	02	00	Alquileres de instalaciones culturales y recreativas	396.918	0	0	0	0	396.918
403	02	00	00	Alquileres de maquinaria y equipos	12.480.415	0	0	0	0	12.480.415
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	12.480.415	0	0	0	0	12.480.415
403	06	00	00	Servicios de transporte y almacenaje	103.038	0	0	0	0	103.038
403	06	03	00	Estacionamiento	103.038	0	0	0	0	103.038
403	09	00	00	Viáticos y pasajes	5.907.912	0	0	0	0	5.907.912
403	09	01	00	Viáticos y pasajes dentro del país	5.907.912	0	0	0	0	5.907.912

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

PROYECTO: 130450 760021000 IMPULSAR LA ORGANIZACIÓN POPULAR, A TRAVÉS DE LA CONFORMACIÓN DE LAS ASAMBLEAS VIVIENDO VENEZOLANO, EN EL MARCO DE LA GRAN MISION VIVIENDA VENEZUELA.

OBJETIVO DEL PROYECTO: PROMOVER EL VIVIR BIEN EN LOS HOGARES DE LA PATRIA, A TRAVÉS DE LA ORGANIZACIÓN DE LAS ASAMBLEAS VIVIENDO VENEZOLANO Y LOS COMITÉS MULTIFAMILIARES DE GESTIÓN EN LAS COMUNIDADES DE LA GRAN MISIÓN VIVIENDA VENEZUELA

UNIDAD DE MEDIDA: REUNIÓN **META:** 1.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE REDES POPULARES EN VIVIENDA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	5.410.059	0	0	0	0	5.410.059
403	10	11	00	Servicios para la elaboración y suministro de comida	5.410.059	0	0	0	0	5.410.059
403	18	00	00	Impuestos indirectos	4.001.658	0	0	0	0	4.001.658
403	18	01	00	Impuesto al valor agregado	4.001.658	0	0	0	0	4.001.658
404	**00**	**00**	**00**	**Activos reales**	**2.549.000**	**0**	**0**	**0**	**0**	**2.549.000**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	992.259	0	0	0	0	992.259
404	01	01	00	Repuestos mayores	632.054	0	0	0	0	632.054
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	632.054	0	0	0	0	632.054
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	360.205	0	0	0	0	360.205
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	360.205	0	0	0	0	360.205
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	692.929	0	0	0	0	692.929
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	692.929	0	0	0	0	692.929
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	863.812	0	0	0	0	863.812
404	09	01	00	Mobiliario y equipos de oficina	428.690	0	0	0	0	428.690
404	09	02	00	Equipos de computación	435.122	0	0	0	0	435.122
				Totales	**37.348.808**	**0**	**0**	**0**	**0**	**37.348.808**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

PROYECTO: 130450 760021000 IMPULSAR LA ORGANIZACIÓN POPULAR, A TRAVÉS DE LA CONFORMACIÓN DE LAS ASAMBLEAS VIVIENDO VENEZOLANO, EN EL MARCO DE LA GRAN MISION VIVIENDA VENEZUELA.

OBJETIVO DEL PROYECTO: PROMOVER EL VIVIR BIEN EN LOS HOGARES DE LA PATRIA, A TRAVÉS DE LA ORGANIZACIÓN DE LAS ASAMBLEAS VIVIENDO VENEZOLANO Y LOS COMITÉS MULTIFAMILIARES DE GESTIÓN EN LAS COMUNIDADES DE LA GRAN MISIÓN VIVIENDA VENEZUELA

UNIDAD DE MEDIDA: REUNIÓN **META:** 1.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE REDES POPULARES EN VIVIENDA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

PROYECTO: 130450 760021000 IMPULSAR LA ORGANIZACIÓN POPULAR, A TRAVÉS DE LA CONFORMACIÓN DE LAS ASAMBLEAS VIVIENDO VENEZOLANO, EN EL MARCO DE LA GRAN MISION VIVIENDA VENEZUELA.

OBJETIVO DEL PROYECTO: PROMOVER EL VIVIR BIEN EN LOS HOGARES DE LA PATRIA, A TRAVÉS DE LA ORGANIZACIÓN DE LAS ASAMBLEAS VIVIENDO VENEZOLANO Y LOS COMITÉS MULTIFAMILIARES DE GESTIÓN EN LAS COMUNIDADES DE LA GRAN MISIÓN VIVIENDA VENEZUELA

UNIDAD DE MEDIDA: REUNIÓN **META:** 1.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE REDES POPULARES EN VIVIENDA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 760021001 PROPICIAR Y SUPERVISAR LA CONFORMACIÓN, ORGANIZACIÓN Y FUNCIONAMIENTO DE LAS ASAMBLEAS VIVIENDO VENEZOLANO EN TODO EL PAÍS.

UNIDAD DE MEDIDA: REUNIÓN **META:** 1.000

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA REDES POPULARES EN VIVIENDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.425.979**	**0**	**0**	**0**	**0**	**1.425.979**
402	01	00	00	Productos alimenticios y agropecuarios	276.140	0	0	0	0	276.140
402	01	01	00	Alimentos y bebidas para personas	276.140	0	0	0	0	276.140
402	04	00	00	Productos de cuero y caucho	264.652	0	0	0	0	264.652
402	04	03	00	Cauchos y tripas para vehículos	264.652	0	0	0	0	264.652
402	05	00	00	Productos de papel, cartón e impresos	444.871	0	0	0	0	444.871
402	05	01	00	Pulpa de madera, papel y cartón	202.151	0	0	0	0	202.151
402	05	03	00	Productos de papel y cartón para oficina	51.075	0	0	0	0	51.075
402	05	06	00	Productos de papel y cartón para computación	30.636	0	0	0	0	30.636
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	161.009	0	0	0	0	161.009
402	06	00	00	Productos químicos y derivados	28.300	0	0	0	0	28.300
402	06	06	00	Combustibles y lubricantes	28.300	0	0	0	0	28.300
402	10	00	00	Productos varios y útiles diversos	412.016	0	0	0	0	412.016
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	38.317	0	0	0	0	38.317
402	10	08	00	Materiales para equipos de computación	373.699	0	0	0	0	373.699
403	**00**	**00**	**00**	**Servicios no personales**	**27.636.221**	**0**	**0**	**0**	**0**	**27.636.221**
403	01	00	00	Alquileres de inmuebles	396.918	0	0	0	0	396.918
403	01	02	00	Alquileres de instalaciones culturales y recreativas	396.918	0	0	0	0	396.918
403	02	00	00	Alquileres de maquinaria y equipos	12.480.415	0	0	0	0	12.480.415
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	12.480.415	0	0	0	0	12.480.415
403	06	00	00	Servicios de transporte y almacenaje	103.038	0	0	0	0	103.038
403	06	03	00	Estacionamiento	103.038	0	0	0	0	103.038
403	09	00	00	Viáticos y pasajes	5.907.912	0	0	0	0	5.907.912
403	09	01	00	Viáticos y pasajes dentro del país	5.907.912	0	0	0	0	5.907.912
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	5.410.059	0	0	0	0	5.410.059

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

PROYECTO: 130450 760021000 IMPULSAR LA ORGANIZACIÓN POPULAR, A TRAVÉS DE LA CONFORMACIÓN DE LAS ASAMBLEAS VIVIENDO VENEZOLANO, EN EL MARCO DE LA GRAN MISION VIVIENDA VENEZUELA.

OBJETIVO DEL PROYECTO: PROMOVER EL VIVIR BIEN EN LOS HOGARES DE LA PATRIA, A TRAVÉS DE LA ORGANIZACIÓN DE LAS ASAMBLEAS VIVIENDO VENEZOLANO Y LOS COMITÉS MULTIFAMILIARES DE GESTIÓN EN LAS COMUNIDADES DE LA GRAN MISIÓN VIVIENDA VENEZUELA

UNIDAD DE MEDIDA: REUNIÓN **META:** 1.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE REDES POPULARES EN VIVIENDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 760021001 PROPICIAR Y SUPERVISAR LA CONFORMACIÓN, ORGANIZACIÓN Y FUNCIONAMIENTO DE LAS ASAMBLEAS VIVIENDO VENEZOLANO EN TODO EL PAÍS.

UNIDAD DE MEDIDA: REUNIÓN **META:** 1.000

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA REDES POPULARES EN VIVIENDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	11	00	Servicios para la elaboración y suministro de comida	5.410.059	0	0	0	0	5.410.059
403	18	00	00	Impuestos indirectos	3.337.879	0	0	0	0	3.337.879
403	18	01	00	Impuesto al valor agregado	3.337.879	0	0	0	0	3.337.879
404	**00**	**00**	**00**	**Activos reales**	**2.091.344**	**0**	**0**	**0**	**0**	**2.091.344**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	992.259	0	0	0	0	992.259
404	01	01	00	Repuestos mayores	632.054	0	0	0	0	632.054
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	632.054	0	0	0	0	632.054
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	360.205	0	0	0	0	360.205
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	360.205	0	0	0	0	360.205
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	235.273	0	0	0	0	235.273
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	235.273	0	0	0	0	235.273
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	863.812	0	0	0	0	863.812
404	09	01	00	Mobiliario y equipos de oficina	428.690	0	0	0	0	428.690
404	09	02	00	Equipos de computación	435.122	0	0	0	0	435.122
				Totales	**31.153.544**	**0**	**0**	**0**	**0**	**31.153.544**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **PROYECTO:** 130450 760021000 IMPULSAR LA ORGANIZACIÓN POPULAR, A TRAVÉS DE LA CONFORMACIÓN DE LAS ASAMBLEAS VIVIENDO VENEZOLANO, EN EL MARCO DE LA GRAN MISION VIVIENDA VENEZUELA.

OBJETIVO DEL PROYECTO: PROMOVER EL VIVIR BIEN EN LOS HOGARES DE LA PATRIA, A TRAVÉS DE LA ORGANIZACIÓN DE LAS ASAMBLEAS VIVIENDO VENEZOLANO Y LOS COMITÉS MULTIFAMILIARES DE GESTIÓN EN LAS COMUNIDADES DE LA GRAN MISIÓN VIVIENDA VENEZUELA

UNIDAD DE MEDIDA: REUNIÓN **META:** 1.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE REDES POPULARES EN VIVIENDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 760021002 ESTABLECER ENLACES INTERINSTITUCIONALES A TRAVÉS DE ACTIVIDADES CONJUNTAS PARA FAVORECER LA ORGANIZACIÓN, PARTICIPACIÓN Y MOVILIZACIÓN DE LAS ORGANIZACIONES POPULARES VINCULADAS CON EL HÁBITAT Y LA VIVIENDA EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: CONVENIO **META:** 144

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA REDES POPULARES EN VIVIENDA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**580.339**	**0**	**0**	**0**	**0**	**580.339**
402	05	00	00	Productos de papel, cartón e impresos	233.941	0	0	0	0	233.941
402	05	03	00	Productos de papel y cartón para oficina	113.338	0	0	0	0	113.338
402	05	06	00	Productos de papel y cartón para computación	69.835	0	0	0	0	69.835
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	50.768	0	0	0	0	50.768
402	06	00	00	Productos químicos y derivados	164.957	0	0	0	0	164.957
402	06	02	00	Abonos, plaguicidas y otros	77.009	0	0	0	0	77.009
402	06	03	00	Tintas, pinturas y colorantes	50.234	0	0	0	0	50.234
402	06	06	00	Combustibles y lubricantes	37.714	0	0	0	0	37.714
402	10	00	00	Productos varios y útiles diversos	181.441	0	0	0	0	181.441
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	60.761	0	0	0	0	60.761
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	82.611	0	0	0	0	82.611
402	10	08	00	Materiales para equipos de computación	38.069	0	0	0	0	38.069
403	**00**	**00**	**00**	**Servicios no personales**	**69.641**	**0**	**0**	**0**	**0**	**69.641**
403	18	00	00	Impuestos indirectos	69.641	0	0	0	0	69.641
403	18	01	00	Impuesto al valor agregado	69.641	0	0	0	0	69.641
				Totales	**649.980**	**0**	**0**	**0**	**0**	**649.980**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

PROYECTO: 130450 760021000 IMPULSAR LA ORGANIZACIÓN POPULAR, A TRAVÉS DE LA CONFORMACIÓN DE LAS ASAMBLEAS VIVIENDO VENEZOLANO, EN EL MARCO DE LA GRAN MISION VIVIENDA VENEZUELA.

OBJETIVO DEL PROYECTO: PROMOVER EL VIVIR BIEN EN LOS HOGARES DE LA PATRIA, A TRAVÉS DE LA ORGANIZACIÓN DE LAS ASAMBLEAS VIVIENDO VENEZOLANO Y LOS COMITÉS MULTIFAMILIARES DE GESTIÓN EN LAS COMUNIDADES DE LA GRAN MISIÓN VIVIENDA VENEZUELA

UNIDAD DE MEDIDA: REUNIÓN **META:** 1.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE REDES POPULARES EN VIVIENDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 760021003 ESTABLECER PLANES DE TRABAJO EN FUNCIÓN DE LAS DIFERENTES ÁREAS DE LA ORGANIZACIÓN POPULAR, CONVIVENCIA, SEGURIDAD, AGRICULTURA URBANA, CULTURA Y DEPORTE.

UNIDAD DE MEDIDA: PLAN **META:** 7

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA REDES POPULARES EN VIVIENDA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**746.150**	**0**	**0**	**0**	**0**	**746.150**
402	05	00	00	Productos de papel, cartón e impresos	297.571	0	0	0	0	297.571
402	05	03	00	Productos de papel y cartón para oficina	131.496	0	0	0	0	131.496
402	05	06	00	Productos de papel y cartón para computación	87.280	0	0	0	0	87.280
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	78.795	0	0	0	0	78.795
402	06	00	00	Productos químicos y derivados	208.613	0	0	0	0	208.613
402	06	02	00	Abonos, plaguicidas y otros	94.167	0	0	0	0	94.167
402	06	03	00	Tintas, pinturas y colorantes	68.293	0	0	0	0	68.293
402	06	06	00	Combustibles y lubricantes	46.153	0	0	0	0	46.153
402	10	00	00	Productos varios y útiles diversos	239.966	0	0	0	0	239.966
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	81.969	0	0	0	0	81.969
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.769	0	0	0	0	100.769
402	10	08	00	Materiales para equipos de computación	57.228	0	0	0	0	57.228
403	**00**	**00**	**00**	**Servicios no personales**	**89.538**	**0**	**0**	**0**	**0**	**89.538**
403	18	00	00	Impuestos indirectos	89.538	0	0	0	0	89.538
403	18	01	00	Impuesto al valor agregado	89.538	0	0	0	0	89.538
				Totales	**835.688**	**0**	**0**	**0**	**0**	**835.688**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **PROYECTO:** 130450 760021000 IMPULSAR LA ORGANIZACIÓN POPULAR, A TRAVÉS DE LA CONFORMACIÓN DE LAS ASAMBLEAS VIVIENDO VENEZOLANO, EN EL MARCO DE LA GRAN MISION VIVIENDA VENEZUELA.

OBJETIVO DEL PROYECTO: PROMOVER EL VIVIR BIEN EN LOS HOGARES DE LA PATRIA, A TRAVÉS DE LA ORGANIZACIÓN DE LAS ASAMBLEAS VIVIENDO VENEZOLANO Y LOS COMITÉS MULTIFAMILIARES DE GESTIÓN EN LAS COMUNIDADES DE LA GRAN MISIÓN VIVIENDA VENEZUELA

UNIDAD DE MEDIDA: REUNIÓN **META:** 1.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE REDES POPULARES EN VIVIENDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 760021004 ESTABLECER CONVENIOS CON ENTES DEL ESTADO QUE PERMITAN EL INTERCAMBIO DE CONOCIMIENTOS A FIN DE CONSOLIDAR EL VIVIR BIEN EN LAS COMUNIDADES DE LOS URBANISMOS DE LA GRAN MISIÓN VIVIENDA VENEZUELA A NIVEL NACIONAL.

UNIDAD DE MEDIDA: CONVENIO **META:** 7

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA REDES POPULARES EN VIVIENDA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**704.700**	**0**	**0**	**0**	**0**	**704.700**
402	05	00	00	Productos de papel, cartón e impresos	361.653	0	0	0	0	361.653
402	05	03	00	Productos de papel y cartón para oficina	131.494	0	0	0	0	131.494
402	05	06	00	Productos de papel y cartón para computación	134.863	0	0	0	0	134.863
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	95.296	0	0	0	0	95.296
402	10	00	00	Productos varios y útiles diversos	343.047	0	0	0	0	343.047
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	112.789	0	0	0	0	112.789
402	10	08	00	Materiales para equipos de computación	230.258	0	0	0	0	230.258
403	**00**	**00**	**00**	**Servicios no personales**	**84.564**	**0**	**0**	**0**	**0**	**84.564**
403	18	00	00	Impuestos indirectos	84.564	0	0	0	0	84.564
403	18	01	00	Impuesto al valor agregado	84.564	0	0	0	0	84.564
				Totales	**789.264**	**0**	**0**	**0**	**0**	**789.264**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

PROYECTO: 130450 760021000 IMPULSAR LA ORGANIZACIÓN POPULAR, A TRAVÉS DE LA CONFORMACIÓN DE LAS ASAMBLEAS VIVIENDO VENEZOLANO, EN EL MARCO DE LA GRAN MISION VIVIENDA VENEZUELA.

OBJETIVO DEL PROYECTO: PROMOVER EL VIVIR BIEN EN LOS HOGARES DE LA PATRIA, A TRAVÉS DE LA ORGANIZACIÓN DE LAS ASAMBLEAS VIVIENDO VENEZOLANO Y LOS COMITÉS MULTIFAMILIARES DE GESTIÓN EN LAS COMUNIDADES DE LA GRAN MISIÓN VIVIENDA VENEZUELA

UNIDAD DE MEDIDA: REUNIÓN **META:** 1.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE REDES POPULARES EN VIVIENDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 760021005 CREAR REDES DE INFORMACIÓN A NIVEL NACIONAL ENTRE LAS COMUNIDADES QUE PERMITA EL INTERCAMBIO DE SABERES EN ÁREAS DETERMINANTES PARA LA ORGANIZACIÓN POPULAR, CONVIVENCIA, SEGURIDAD, AGRICULTURA URBANA, CULTURA Y DEPORTE.

UNIDAD DE MEDIDA: COMITÉ **META:** 4

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA REDES POPULARES EN VIVIENDA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**829.057**	**0**	**0**	**0**	**0**	**829.057**
402	01	00	00	Productos alimenticios y agropecuarios	176.141	0	0	0	0	176.141
402	01	01	00	Alimentos y bebidas para personas	176.141	0	0	0	0	176.141
402	04	00	00	Productos de cuero y caucho	153.226	0	0	0	0	153.226
402	04	03	00	Cauchos y tripas para vehículos	153.226	0	0	0	0	153.226
402	05	00	00	Productos de papel, cartón e impresos	244.870	0	0	0	0	244.870
402	05	01	00	Pulpa de madera, papel y cartón	102.150	0	0	0	0	102.150
402	05	03	00	Productos de papel y cartón para oficina	51.075	0	0	0	0	51.075
402	05	06	00	Productos de papel y cartón para computación	30.636	0	0	0	0	30.636
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	61.009	0	0	0	0	61.009
402	06	00	00	Productos químicos y derivados	28.301	0	0	0	0	28.301
402	06	06	00	Combustibles y lubricantes	28.301	0	0	0	0	28.301
402	10	00	00	Productos varios y útiles diversos	226.519	0	0	0	0	226.519
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	38.317	0	0	0	0	38.317
402	10	08	00	Materiales para equipos de computación	188.202	0	0	0	0	188.202
403	**00**	**00**	**00**	**Servicios no personales**	**99.487**	**0**	**0**	**0**	**0**	**99.487**
403	18	00	00	Impuestos indirectos	99.487	0	0	0	0	99.487
403	18	01	00	Impuesto al valor agregado	99.487	0	0	0	0	99.487
				Totales	**928.544**	**0**	**0**	**0**	**0**	**928.544**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

PROYECTO: 130450 760021000 IMPULSAR LA ORGANIZACIÓN POPULAR, A TRAVÉS DE LA CONFORMACIÓN DE LAS ASAMBLEAS VIVIENDO VENEZOLANO, EN EL MARCO DE LA GRAN MISION VIVIENDA VENEZUELA.

OBJETIVO DEL PROYECTO: PROMOVER EL VIVIR BIEN EN LOS HOGARES DE LA PATRIA, A TRAVÉS DE LA ORGANIZACIÓN DE LAS ASAMBLEAS VIVIENDO VENEZOLANO Y LOS COMITÉS MULTIFAMILIARES DE GESTIÓN EN LAS COMUNIDADES DE LA GRAN MISIÓN VIVIENDA VENEZUELA

UNIDAD DE MEDIDA: REUNIÓN **META:** 1.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE REDES POPULARES EN VIVIENDA **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 760021006 RECOPILAR LA INFORMACIÓN NECESARIA DE LAS ÁREAS TEMÁTICAS QUE SE ABORDARÁN EN EL ÁMBITO COMUNITARIO PARA LA FORMACIÓN EN EL VIVIR BIEN, A NIVEL NACIONAL EN EL MARCO DE LA GRAN MISIÓN VIVIENDA VENEZUELA.

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA REDES POPULARES EN VIVIENDA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**663.246**	**0**	**0**	**0**	**0**	**663.246**
402	05	00	00	Productos de papel, cartón e impresos	305.220	0	0	0	0	305.220
402	05	03	00	Productos de papel y cartón para oficina	194.705	0	0	0	0	194.705
402	05	06	00	Productos de papel y cartón para computación	49.416	0	0	0	0	49.416
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	61.099	0	0	0	0	61.099
402	10	00	00	Productos varios y útiles diversos	358.026	0	0	0	0	358.026
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	37.818	0	0	0	0	37.818
402	10	08	00	Materiales para equipos de computación	320.208	0	0	0	0	320.208
403	**00**	**00**	**00**	**Servicios no personales**	**79.590**	**0**	**0**	**0**	**0**	**79.590**
403	18	00	00	Impuestos indirectos	79.590	0	0	0	0	79.590
403	18	01	00	Impuesto al valor agregado	79.590	0	0	0	0	79.590
				Totales	**742.836**	**0**	**0**	**0**	**0**	**742.836**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

PROYECTO: 130450 760021000 IMPULSAR LA ORGANIZACIÓN POPULAR, A TRAVÉS DE LA CONFORMACIÓN DE LAS ASAMBLEAS VIVIENDO VENEZOLANO, EN EL MARCO DE LA GRAN MISION VIVIENDA VENEZUELA.

OBJETIVO DEL PROYECTO: PROMOVER EL VIVIR BIEN EN LOS HOGARES DE LA PATRIA, A TRAVÉS DE LA ORGANIZACIÓN DE LAS ASAMBLEAS VIVIENDO VENEZOLANO Y LOS COMITÉS MULTIFAMILIARES DE GESTIÓN EN LAS COMUNIDADES DE LA GRAN MISIÓN VIVIENDA VENEZUELA

UNIDAD DE MEDIDA: REUNIÓN **META:** 1.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE REDES POPULARES EN VIVIENDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 760021007 DIVULGAR A TRAVÉS DE JORNADAS COMUNITARIAS, CONVERSATORIOS, TALLERES Y MESAS TÉCNICAS, LOS PRINCIPIOS DEL VIVIR BIEN A LAS FAMILIAS BENEFICIADAS POR LA GRAN MISIÓN VIVIENDA VENEZUELA.

UNIDAD DE MEDIDA: JORNADA **META:** 144

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA REDES POPULARES EN VIVIENDA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**928.544**	**0**	**0**	**0**	**0**	**928.544**
402	01	00	00	Productos alimenticios y agropecuarios	176.141	0	0	0	0	176.141
402	01	01	00	Alimentos y bebidas para personas	176.141	0	0	0	0	176.141
402	04	00	00	Productos de cuero y caucho	153.226	0	0	0	0	153.226
402	04	03	00	Cauchos y tripas para vehículos	153.226	0	0	0	0	153.226
402	05	00	00	Productos de papel, cartón e impresos	356.295	0	0	0	0	356.295
402	05	01	00	Pulpa de madera, papel y cartón	213.575	0	0	0	0	213.575
402	05	03	00	Productos de papel y cartón para oficina	51.075	0	0	0	0	51.075
402	05	06	00	Productos de papel y cartón para computación	30.636	0	0	0	0	30.636
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	61.009	0	0	0	0	61.009
402	06	00	00	Productos químicos y derivados	28.301	0	0	0	0	28.301
402	06	06	00	Combustibles y lubricantes	28.301	0	0	0	0	28.301
402	10	00	00	Productos varios y útiles diversos	214.581	0	0	0	0	214.581
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	38.317	0	0	0	0	38.317
402	10	08	00	Materiales para equipos de computación	176.264	0	0	0	0	176.264
403	**00**	**00**	**00**	**Servicios no personales**	**166.344**	**0**	**0**	**0**	**0**	**166.344**
403	18	00	00	Impuestos indirectos	166.344	0	0	0	0	166.344
403	18	01	00	Impuesto al valor agregado	166.344	0	0	0	0	166.344
404	**00**	**00**	**00**	**Activos reales**	**457.656**	**0**	**0**	**0**	**0**	**457.656**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	457.656	0	0	0	0	457.656
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	457.656	0	0	0	0	457.656
				Totales	**1.552.544**	**0**	**0**	**0**	**0**	**1.552.544**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

PROYECTO: 130450 760021000 IMPULSAR LA ORGANIZACIÓN POPULAR, A TRAVÉS DE LA CONFORMACIÓN DE LAS ASAMBLEAS VIVIENDO VENEZOLANO, EN EL MARCO DE LA GRAN MISION VIVIENDA VENEZUELA.

OBJETIVO DEL PROYECTO: PROMOVER EL VIVIR BIEN EN LOS HOGARES DE LA PATRIA, A TRAVÉS DE LA ORGANIZACIÓN DE LAS ASAMBLEAS VIVIENDO VENEZOLANO Y LOS COMITÉS MULTIFAMILIARES DE GESTIÓN EN LAS COMUNIDADES DE LA GRAN MISIÓN VIVIENDA VENEZUELA

UNIDAD DE MEDIDA: REUNIÓN **META:** 1.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE REDES POPULARES EN VIVIENDA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 760021008 CONTRIBUIR EN LA ACTIVACIÓN ECO-PRODUCTIVA Y ECOSOCIALISTA EN LOS URBANISMOS DE LA GRAN MISIÓN VIVIENDA VENEZUELA.

UNIDAD DE MEDIDA: VIVERO **META:** 24

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA REDES POPULARES EN VIVIENDA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**621.793**	**0**	**0**	**0**	**0**	**621.793**
402	01	00	00	Productos alimenticios y agropecuarios	254.519	0	0	0	0	254.519
402	01	03	00	Productos agrícolas y pecuarios	153.750	0	0	0	0	153.750
402	01	99	00	Otros productos alimenticios y agropecuarios	100.769	0	0	0	0	100.769
402	04	00	00	Productos de cuero y caucho	94.373	0	0	0	0	94.373
402	04	03	00	Cauchos y tripas para vehículos	94.373	0	0	0	0	94.373
402	06	00	00	Productos químicos y derivados	272.901	0	0	0	0	272.901
402	06	02	00	Abonos, plaguicidas y otros	100.795	0	0	0	0	100.795
402	06	03	00	Tintas, pinturas y colorantes	75.638	0	0	0	0	75.638
402	06	06	00	Combustibles y lubricantes	96.468	0	0	0	0	96.468
403	**00**	**00**	**00**	**Servicios no personales**	**74.615**	**0**	**0**	**0**	**0**	**74.615**
403	18	00	00	Impuestos indirectos	74.615	0	0	0	0	74.615
403	18	01	00	Impuesto al valor agregado	74.615	0	0	0	0	74.615
				Totales	**696.408**	**0**	**0**	**0**	**0**	**696.408**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **PROYECTO:** 130449 760022000 ACTUALIZACIÓN Y SEGUIMIENTO DE LOS INDICADORES ESTADÍSTICOS Y DE COSTOS EJECUTADOS

OBJETIVO DEL PROYECTO: ACTUALIZAR, MANTENER Y REALIZAR SEGUIMIENTO, A UN CONJUNTO DE INDICADORES ESTADÍSTICOS Y DE COSTOS EJECUTADOS DEL SECTOR VIVIENDA Y HÁBITAT

UNIDAD DE MEDIDA: INFORME **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE VIVIENDA Y DESARROLLO URBANO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**73.347**	**0**	**0**	**0**	**0**	**73.347**
402	01	00	00	Productos alimenticios y agropecuarios	23.300	0	0	0	0	23.300
402	01	01	00	Alimentos y bebidas para personas	23.300	0	0	0	0	23.300
402	05	00	00	Productos de papel, cartón e impresos	35.175	0	0	0	0	35.175
402	05	03	00	Productos de papel y cartón para oficina	25.100	0	0	0	0	25.100
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.075	0	0	0	0	10.075
402	10	00	00	Productos varios y útiles diversos	14.872	0	0	0	0	14.872
402	10	08	00	Materiales para equipos de computación	14.872	0	0	0	0	14.872
403	**00**	**00**	**00**	**Servicios no personales**	**247.803**	**0**	**0**	**0**	**0**	**247.803**
403	09	00	00	Viáticos y pasajes	124.014	0	0	0	0	124.014
403	09	01	00	Viáticos y pasajes dentro del país	124.014	0	0	0	0	124.014
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	83.242	0	0	0	0	83.242
403	10	03	00	Servicios de procesamiento de datos	32.972	0	0	0	0	32.972
403	10	07	00	Servicios de capacitación y adiestramiento	28.533	0	0	0	0	28.533
403	10	99	00	Otros servicios profesionales y técnicos	21.737	0	0	0	0	21.737
403	18	00	00	Impuestos indirectos	40.547	0	0	0	0	40.547
403	18	01	00	Impuesto al valor agregado	40.547	0	0	0	0	40.547
404	**00**	**00**	**00**	**Activos reales**	**57.294**	**0**	**0**	**0**	**0**	**57.294**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	11.104	0	0	0	0	11.104
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	11.104	0	0	0	0	11.104
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.105	0	0	0	0	11.105
404	09	01	00	Mobiliario y equipos de oficina	11.105	0	0	0	0	11.105
404	12	00	00	Activos intangibles	35.085	0	0	0	0	35.085
404	12	04	00	Paquetes y programas de computación	35.085	0	0	0	0	35.085
				Totales	**378.444**	**0**	**0**	**0**	**0**	**378.444**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 76 - 31

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **PROYECTO:** 130449 760022000 ACTUALIZACIÓN Y SEGUIMIENTO DE LOS INDICADORES ESTADÍSTICOS Y DE COSTOS EJECUTADOS

OBJETIVO DEL PROYECTO: ACTUALIZAR, MANTENER Y REALIZAR SEGUIMIENTO, A UN CONJUNTO DE INDICADORES ESTADÍSTICOS Y DE COSTOS EJECUTADOS DEL SECTOR VIVIENDA Y HÁBITAT

UNIDAD DE MEDIDA: INFORME **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE VIVIENDA Y DESARROLLO URBANO **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

PROYECTO: 130449 760022000 ACTUALIZACIÓN Y SEGUIMIENTO DE LOS INDICADORES ESTADÍSTICOS Y DE COSTOS EJECUTADOS

OBJETIVO DEL PROYECTO: ACTUALIZAR, MANTENER Y REALIZAR SEGUIMIENTO, A UN CONJUNTO DE INDICADORES ESTADÍSTICOS Y DE COSTOS EJECUTADOS DEL SECTOR VIVIENDA Y HÁBITAT

UNIDAD DE MEDIDA: INFORME **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE VIVIENDA Y DESARROLLO URBANO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 760022001 CÁLCULO DE INDICADORES ESTADÍSTICOS EJECUTADOS

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE VIVIENDA Y DESARROLLO URBANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**37.672**	**0**	**0**	**0**	**0**	**37.672**
402	01	00	00	Productos alimenticios y agropecuarios	10.800	0	0	0	0	10.800
402	01	01	00	Alimentos y bebidas para personas	10.800	0	0	0	0	10.800
402	05	00	00	Productos de papel, cartón e impresos	19.500	0	0	0	0	19.500
402	05	03	00	Productos de papel y cartón para oficina	15.000	0	0	0	0	15.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.500	0	0	0	0	4.500
402	10	00	00	Productos varios y útiles diversos	7.372	0	0	0	0	7.372
402	10	08	00	Materiales para equipos de computación	7.372	0	0	0	0	7.372
403	**00**	**00**	**00**	**Servicios no personales**	**130.475**	**0**	**0**	**0**	**0**	**130.475**
403	09	00	00	Viáticos y pasajes	80.900	0	0	0	0	80.900
403	09	01	00	Viáticos y pasajes dentro del país	80.900	0	0	0	0	80.900
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	28.537	0	0	0	0	28.537
403	10	03	00	Servicios de procesamiento de datos	4.600	0	0	0	0	4.600
403	10	07	00	Servicios de capacitación y adiestramiento	2.200	0	0	0	0	2.200
403	10	99	00	Otros servicios profesionales y técnicos	21.737	0	0	0	0	21.737
403	18	00	00	Impuestos indirectos	21.038	0	0	0	0	21.038
403	18	01	00	Impuesto al valor agregado	21.038	0	0	0	0	21.038
404	**00**	**00**	**00**	**Activos reales**	**28.209**	**0**	**0**	**0**	**0**	**28.209**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	11.104	0	0	0	0	11.104
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	11.104	0	0	0	0	11.104
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.105	0	0	0	0	11.105
404	09	01	00	Mobiliario y equipos de oficina	11.105	0	0	0	0	11.105
404	12	00	00	Activos intangibles	6.000	0	0	0	0	6.000
404	12	04	00	Paquetes y programas de computación	6.000	0	0	0	0	6.000
				Totales	**196.356**	**0**	**0**	**0**	**0**	**196.356**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **PROYECTO:** 130449 760022000 ACTUALIZACIÓN Y SEGUIMIENTO DE LOS INDICADORES ESTADÍSTICOS Y DE COSTOS EJECUTADOS

OBJETIVO DEL PROYECTO: ACTUALIZAR, MANTENER Y REALIZAR SEGUIMIENTO, A UN CONJUNTO DE INDICADORES ESTADÍSTICOS Y DE COSTOS EJECUTADOS DEL SECTOR VIVIENDA Y HÁBITAT

UNIDAD DE MEDIDA: INFORME **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE VIVIENDA Y DESARROLLO URBANO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 760022002 CÁLCULO DE INDICADORES DE COSTOS EJECUTADOS

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE VIVIENDA Y DESARROLLO URBANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**35.675**	**0**	**0**	**0**	**0**	**35.675**
402	01	00	00	Productos alimenticios y agropecuarios	12.500	0	0	0	0	12.500
402	01	01	00	Alimentos y bebidas para personas	12.500	0	0	0	0	12.500
402	05	00	00	Productos de papel, cartón e impresos	15.675	0	0	0	0	15.675
402	05	03	00	Productos de papel y cartón para oficina	10.100	0	0	0	0	10.100
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.575	0	0	0	0	5.575
402	10	00	00	Productos varios y útiles diversos	7.500	0	0	0	0	7.500
402	10	08	00	Materiales para equipos de computación	7.500	0	0	0	0	7.500
403	**00**	**00**	**00**	**Servicios no personales**	**117.328**	**0**	**0**	**0**	**0**	**117.328**
403	09	00	00	Viáticos y pasajes	43.114	0	0	0	0	43.114
403	09	01	00	Viáticos y pasajes dentro del país	43.114	0	0	0	0	43.114
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	54.705	0	0	0	0	54.705
403	10	03	00	Servicios de procesamiento de datos	28.372	0	0	0	0	28.372
403	10	07	00	Servicios de capacitación y adiestramiento	26.333	0	0	0	0	26.333
403	18	00	00	Impuestos indirectos	19.509	0	0	0	0	19.509
403	18	01	00	Impuesto al valor agregado	19.509	0	0	0	0	19.509
404	**00**	**00**	**00**	**Activos reales**	**29.085**	**0**	**0**	**0**	**0**	**29.085**
404	12	00	00	Activos intangibles	29.085	0	0	0	0	29.085
404	12	04	00	Paquetes y programas de computación	29.085	0	0	0	0	29.085
				Totales	**182.088**	**0**	**0**	**0**	**0**	**182.088**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **PROYECTO:** 769999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÒN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.125.334.633

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.125.334.633**	**0**	**0**	**0**	**0**	**3.125.334.633**
407	01	00	00	Transferencias y donaciones corrientes internas	125.334.633	0	0	0	0	125.334.633
407	01	03	00	Transferencias corrientes internas al sector público	125.334.633	0	0	0	0	125.334.633
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	125.334.633	0	0	0	0	125.334.633
407	03	00	00	Transferencias y donaciones de capital internas	3.000.000.000	0	0	0	0	3.000.000.000
407	03	03	00	Transferencias de capital internas al sector público	3.000.000.000	0	0	0	0	3.000.000.000
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	3.000.000.000	0	0	0	0	3.000.000.000
				Totales	**3.125.334.633**	**0**	**0**	**0**	**0**	**3.125.334.633**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **PROYECTO:** 769999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.125.334.633

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**3.125.334.633**	**0**	**0**	**0**	**0**	**3.125.334.633**
407	01	00	00	Transferencias y donaciones corrientes internas	125.334.633	0	0	0	0	125.334.633
407	01	03	00	Transferencias corrientes internas al sector público	125.334.633	0	0	0	0	125.334.633
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	125.334.633	0	0	0	0	125.334.633
				- A0251 Instituto Nacional de Tierras Urbanas	100.728.805	0	0	0	0	100.728.805
				- A0255 Superintendencia Nacional de Arrendamiento de Vivienda	24.605.828	0	0	0	0	24.605.828
407	03	00	00	Transferencias y donaciones de capital internas	3.000.000.000	0	0	0	0	3.000.000.000
407	03	03	00	Transferencias de capital internas al sector público	3.000.000.000	0	0	0	0	3.000.000.000
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	3.000.000.000	0	0	0	0	3.000.000.000
				- A0711 Banco Nacional de Vivienda y Hábitat (BANAVIH)	3.000.000.000	0	0	0	0	3.000.000.000
				Totales	**3.125.334.633**	**0**	**0**	**0**	**0**	**3.125.334.633**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **PROYECTO:** 769999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÒN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.125.334.633

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 769999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE TIERRAS URBANAS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 100.728.805

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**100.728.805**	**0**	**0**	**0**	**0**	**100.728.805**
407	01	00	00	Transferencias y donaciones corrientes internas	100.728.805	0	0	0	0	100.728.805
407	01	03	00	Transferencias corrientes internas al sector público	100.728.805	0	0	0	0	100.728.805
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	100.728.805	0	0	0	0	100.728.805
				Totales	**100.728.805**	**0**	**0**	**0**	**0**	**100.728.805**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **PROYECTO:** 769999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÒN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.125.334.633

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: 769999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SUPERINTENDENCIA NACIONAL DE ARRENDAMIENTO DE VIVIENDA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 24.605.828

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**24.605.828**	**0**	**0**	**0**	**0**	**24.605.828**
407	01	00	00	Transferencias y donaciones corrientes internas	24.605.828	0	0	0	0	24.605.828
407	01	03	00	Transferencias corrientes internas al sector público	24.605.828	0	0	0	0	24.605.828
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	24.605.828	0	0	0	0	24.605.828
				Totales	**24.605.828**	**0**	**0**	**0**	**0**	**24.605.828**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **PROYECTO:** 769999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES DESCENTRALIZADOS LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.125.334.633

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: 769999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE BANCO NACIONAL DE VIVIENDA Y HÁBITAT (BANAVIH)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 3.000.000.000

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.000.000.000**	**0**	**0**	**0**	**0**	**3.000.000.000**
407	03	00	00	Transferencias y donaciones de capital internas	3.000.000.000	0	0	0	0	3.000.000.000
407	03	03	00	Transferencias de capital internas al sector público	3.000.000.000	0	0	0	0	3.000.000.000
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	3.000.000.000	0	0	0	0	3.000.000.000
				Totales	**3.000.000.000**	**0**	**0**	**0**	**0**	**3.000.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **ACCIÓN CENTRALIZADA:** 760001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.990.545.791**	0	0	0	0	**1.990.545.791**
401	01	00	00	Sueldos, salarios y otras retribuciones	392.464.744	0	0	0	0	392.464.744
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	92.149.515	0	0	0	0	92.149.515
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	86.316.122	0	0	0	0	86.316.122
401	01	18	00	Remuneraciones al personal contratado	213.489.115	0	0	0	0	213.489.115
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	213.489.115	0	0	0	0	213.489.115
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	123.695	0	0	0	0	123.695
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	96.851	0	0	0	0	96.851
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	289.446	0	0	0	0	289.446
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.019.801	0	0	0	0	2.019.801
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	812.564	0	0	0	0	812.564
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.207.237	0	0	0	0	1.207.237
401	03	00	00	Primas	232.740.250	0	0	0	0	232.740.250
401	03	02	00	Primas de transporte a empleados	10.440.000	0	0	0	0	10.440.000
401	03	03	00	Primas por hogar a empleados	15.660.000	0	0	0	0	15.660.000
401	03	04	00	Primas por hijos a empleados	1.641.489	0	0	0	0	1.641.489
401	03	08	00	Primas de profesionalización a empleados	11.622.351	0	0	0	0	11.622.351
401	03	09	00	Primas por antigüedad a empleados	22.308.368	0	0	0	0	22.308.368
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.622.848	0	0	0	0	2.622.848
401	03	17	00	Primas de transporte a obreros	15.336.000	0	0	0	0	15.336.000
401	03	18	00	Primas por hogar a obreros	23.004.000	0	0	0	0	23.004.000
401	03	19	00	Primas por hijos de obreros	1.556.584	0	0	0	0	1.556.584
401	03	21	00	Primas por antigüedad a obreros	43.178.201	0	0	0	0	43.178.201
401	03	22	00	Primas de profesionalización a obreros	17.072.833	0	0	0	0	17.072.833
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	220.403	0	0	0	0	220.403
401	03	95	00	Otras primas al personal de alto nivel y de dirección	64.710.443	0	0	0	0	64.710.443
401	03	97	00	Otras primas a empleados	3.366.730	0	0	0	0	3.366.730
401	04	00	00	Complementos de sueldos y salarios	342.365.216	0	0	0	0	342.365.216
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	619.096	0	0	0	0	619.096
401	04	06	00	Complemento a empleados por comisión de servicios	464.322	0	0	0	0	464.322
401	04	08	00	Bono compensatorio de alimentación a empleados	9.624.125	0	0	0	0	9.624.125

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

ACCIÓN CENTRALIZADA: 760001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	722.279	0	0	0	0	722.279
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	722.279	0	0	0	0	722.279
401	04	18	00	Bono compensatorio de alimentación a obreros	48.233.850	0	0	0	0	48.233.850
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	541.709	0	0	0	0	541.709
401	04	26	00	Bono compensatorio de alimentación al personal contratado	106.261.663	0	0	0	0	106.261.663
401	04	27	00	Bono compensatorio de transporte al personal contratado	8.172.067	0	0	0	0	8.172.067
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	56.613	0	0	0	0	56.613
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	18.795.350	0	0	0	0	18.795.350
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	2.878.636	0	0	0	0	2.878.636
401	04	96	00	Otros complementos a empleados	358.099	0	0	0	0	358.099
401	04	97	00	Otros complementos a obreros	100.368	0	0	0	0	100.368
401	04	98	00	Otros complementos al personal contratado	144.814.760	0	0	0	0	144.814.760
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	386.119.996	0	0	0	0	386.119.996
401	05	01	00	Aguinaldos a empleados	53.448.057	0	0	0	0	53.448.057
401	05	03	00	Bono vacacional a empleados	30.541.747	0	0	0	0	30.541.747
401	05	04	00	Aguinaldos a obreros	61.914.431	0	0	0	0	61.914.431
401	05	06	00	Bono vacacional a obreros	35.379.675	0	0	0	0	35.379.675
401	05	07	00	Aguinaldos al personal contratado	103.799.360	0	0	0	0	103.799.360
401	05	08	00	Bono vacacional al personal contratado	59.313.920	0	0	0	0	59.313.920
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	100.404	0	0	0	0	100.404
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	29.105.560	0	0	0	0	29.105.560
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	12.516.842	0	0	0	0	12.516.842
401	06	00	00	Aportes patronales y legales	78.852.209	0	0	0	0	78.852.209
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.072.332	0	0	0	0	5.072.332
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	4.275.845	0	0	0	0	4.275.845
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.014.466	0	0	0	0	1.014.466
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.850.563	0	0	0	0	2.850.563
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	6.971.687	0	0	0	0	6.971.687
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	4.953.154	0	0	0	0	4.953.154
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.394.337	0	0	0	0	1.394.337
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.302.103	0	0	0	0	3.302.103

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

ACCIÓN CENTRALIZADA: 760001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	17.997.408	0	0	0	0	17.997.408
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	7.117.670	0	0	0	0	7.117.670
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	3.599.482	0	0	0	0	3.599.482
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	7.823	0	0	0	0	7.823
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	7.745	0	0	0	0	7.745
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	5.164	0	0	0	0	5.164
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	1.565	0	0	0	0	1.565
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.393.892	0	0	0	0	2.393.892
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	2.245.286	0	0	0	0	2.245.286
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	1.496.857	0	0	0	0	1.496.857
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	478.778	0	0	0	0	478.778
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	2.166.836	0	0	0	0	2.166.836
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	822.710	0	0	0	0	822.710
401	06	95	00	Otros aportes legales por personal contratado	10.676.506	0	0	0	0	10.676.506
401	07	00	00	Asistencia socio-económica	365.289.978	0	0	0	0	365.289.978
401	07	01	00	Capacitación y adiestramiento a empleados	144.456	0	0	0	0	144.456
401	07	02	00	Becas a empleados	4.420.345	0	0	0	0	4.420.345
401	07	03	00	Ayudas por matrimonio a empleados	66.500	0	0	0	0	66.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	66.500	0	0	0	0	66.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	21.379.223	0	0	0	0	21.379.223
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	92.864.393	0	0	0	0	92.864.393
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	4.515.000	0	0	0	0	4.515.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.108.329	0	0	0	0	1.108.329
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	4.579.167	0	0	0	0	4.579.167
401	07	17	00	Capacitación y adiestramiento a obreros	57.782	0	0	0	0	57.782
401	07	18	00	Becas a obreros	3.120.244	0	0	0	0	3.120.244
401	07	19	00	Ayudas por matrimonio de obreros	63.000	0	0	0	0	63.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	63.000	0	0	0	0	63.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	24.765.772	0	0	0	0	24.765.772

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

ACCIÓN CENTRALIZADA: 760001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	52.004.060	0	0	0	0	52.004.060
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.800.000	0	0	0	0	2.800.000
401	07	26	00	Dotación de uniformes a obreros	5.335.231	0	0	0	0	5.335.231
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.509.202	0	0	0	0	1.509.202
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	2.916.667	0	0	0	0	2.916.667
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	38.727	0	0	0	0	38.727
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	180.570	0	0	0	0	180.570
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	275.154	0	0	0	0	275.154
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	11.226.430	0	0	0	0	11.226.430
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	12.015.314	0	0	0	0	12.015.314
401	07	74	00	Capacitación y adiestramiento al personal contratado	275.154	0	0	0	0	275.154
401	07	75	00	Becas al personal contratado	4.725.000	0	0	0	0	4.725.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	53.382.528	0	0	0	0	53.382.528
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	37.547.293	0	0	0	0	37.547.293
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	9.333.333	0	0	0	0	9.333.333
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	2.802.804	0	0	0	0	2.802.804
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	11.666.667	0	0	0	0	11.666.667
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	9.630	0	0	0	0	9.630
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	32.503	0	0	0	0	32.503
401	08	00	00	Prestaciones sociales e indemnizaciones	190.693.597	0	0	0	0	190.693.597
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	36.951.743	0	0	0	0	36.951.743
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	42.805.039	0	0	0	0	42.805.039
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	91.466.172	0	0	0	0	91.466.172
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	66.936	0	0	0	0	66.936
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	19.403.707	0	0	0	0	19.403.707
403	**00**	**00**	**00**	**Servicios no personales**	**42.885.582**	**0**	**0**	**0**	**0**	**42.885.582**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	5.597.659	0	0	0	0	5.597.659
403	10	07	00	Servicios de capacitación y adiestramiento	5.597.659	0	0	0	0	5.597.659
403	16	00	00	Servicios de diversión, esparcimiento y culturales	25.874.333	0	0	0	0	25.874.333

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

ACCIÓN CENTRALIZADA: 760001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	16	01	00	Servicios de diversión, esparcimiento y culturales	25.874.333	0	0	0	0	25.874.333
403	18	00	00	Impuestos indirectos	7.289.940	0	0	0	0	7.289.940
403	18	01	00	Impuesto al valor agregado	7.289.940	0	0	0	0	7.289.940
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.123.650	0	0	0	0	4.123.650
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.123.650	0	0	0	0	4.123.650
				Totales	**2.033.431.373**	**0**	**0**	**0**	**0**	**2.033.431.373**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS 76 - 44

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **ACCIÓN CENTRALIZADA:** 760001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

ACCIÓN CENTRALIZADA: 760001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 760001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.990.545.791**	**0**	**0**	**0**	**0**	**1.990.545.791**
401	01	00	00	Sueldos, salarios y otras retribuciones	392.464.744	0	0	0	0	392.464.744
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	92.149.515	0	0	0	0	92.149.515
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	86.316.122	0	0	0	0	86.316.122
401	01	18	00	Remuneraciones al personal contratado	213.489.115	0	0	0	0	213.489.115
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	213.489.115	0	0	0	0	213.489.115
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	123.695	0	0	0	0	123.695
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	96.851	0	0	0	0	96.851
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	289.446	0	0	0	0	289.446
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.019.801	0	0	0	0	2.019.801
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	812.564	0	0	0	0	812.564
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.207.237	0	0	0	0	1.207.237
401	03	00	00	Primas	232.740.250	0	0	0	0	232.740.250
401	03	02	00	Primas de transporte a empleados	10.440.000	0	0	0	0	10.440.000
401	03	03	00	Primas por hogar a empleados	15.660.000	0	0	0	0	15.660.000
401	03	04	00	Primas por hijos a empleados	1.641.489	0	0	0	0	1.641.489
401	03	08	00	Primas de profesionalización a empleados	11.622.351	0	0	0	0	11.622.351
401	03	09	00	Primas por antigüedad a empleados	22.308.368	0	0	0	0	22.308.368
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.622.848	0	0	0	0	2.622.848
401	03	17	00	Primas de transporte a obreros	15.336.000	0	0	0	0	15.336.000
401	03	18	00	Primas por hogar a obreros	23.004.000	0	0	0	0	23.004.000
401	03	19	00	Primas por hijos de obreros	1.556.584	0	0	0	0	1.556.584
401	03	21	00	Primas por antigüedad a obreros	43.178.201	0	0	0	0	43.178.201
401	03	22	00	Primas de profesionalización a obreros	17.072.833	0	0	0	0	17.072.833
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	220.403	0	0	0	0	220.403
401	03	95	00	Otras primas al personal de alto nivel y de dirección	64.710.443	0	0	0	0	64.710.443
401	03	97	00	Otras primas a empleados	3.366.730	0	0	0	0	3.366.730

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

ACCIÓN CENTRALIZADA: 760001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 760001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	00	00	Complementos de sueldos y salarios	342.365.216	0	0	0	0	342.365.216
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	619.096	0	0	0	0	619.096
401	04	06	00	Complemento a empleados por comisión de servicios	464.322	0	0	0	0	464.322
401	04	08	00	Bono compensatorio de alimentación a empleados	9.624.125	0	0	0	0	9.624.125
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	722.279	0	0	0	0	722.279
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	722.279	0	0	0	0	722.279
401	04	18	00	Bono compensatorio de alimentación a obreros	48.233.850	0	0	0	0	48.233.850
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	541.709	0	0	0	0	541.709
401	04	26	00	Bono compensatorio de alimentación al personal contratado	106.261.663	0	0	0	0	106.261.663
401	04	27	00	Bono compensatorio de transporte al personal contratado	8.172.067	0	0	0	0	8.172.067
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	56.613	0	0	0	0	56.613
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	18.795.350	0	0	0	0	18.795.350
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	2.878.636	0	0	0	0	2.878.636
401	04	96	00	Otros complementos a empleados	358.099	0	0	0	0	358.099
401	04	97	00	Otros complementos a obreros	100.368	0	0	0	0	100.368
401	04	98	00	Otros complementos al personal contratado	144.814.760	0	0	0	0	144.814.760
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	386.119.996	0	0	0	0	386.119.996
401	05	01	00	Aguinaldos a empleados	53.448.057	0	0	0	0	53.448.057
401	05	03	00	Bono vacacional a empleados	30.541.747	0	0	0	0	30.541.747
401	05	04	00	Aguinaldos a obreros	61.914.431	0	0	0	0	61.914.431
401	05	06	00	Bono vacacional a obreros	35.379.675	0	0	0	0	35.379.675
401	05	07	00	Aguinaldos al personal contratado	103.799.360	0	0	0	0	103.799.360
401	05	08	00	Bono vacacional al personal contratado	59.313.920	0	0	0	0	59.313.920
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	100.404	0	0	0	0	100.404
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	29.105.560	0	0	0	0	29.105.560
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	12.516.842	0	0	0	0	12.516.842
401	06	00	00	Aportes patronales y legales	78.852.209	0	0	0	0	78.852.209

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

ACCIÓN CENTRALIZADA: 760001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 760001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.072.332	0	0	0	0	5.072.332
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	4.275.845	0	0	0	0	4.275.845
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.014.466	0	0	0	0	1.014.466
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.850.563	0	0	0	0	2.850.563
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	6.971.687	0	0	0	0	6.971.687
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	4.953.154	0	0	0	0	4.953.154
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.394.337	0	0	0	0	1.394.337
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.302.103	0	0	0	0	3.302.103
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	17.997.408	0	0	0	0	17.997.408
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	7.117.670	0	0	0	0	7.117.670
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	3.599.482	0	0	0	0	3.599.482
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	7.823	0	0	0	0	7.823
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	7.745	0	0	0	0	7.745
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	5.164	0	0	0	0	5.164
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	1.565	0	0	0	0	1.565
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.393.892	0	0	0	0	2.393.892
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	2.245.286	0	0	0	0	2.245.286
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	1.496.857	0	0	0	0	1.496.857
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	478.778	0	0	0	0	478.778
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	2.166.836	0	0	0	0	2.166.836
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	822.710	0	0	0	0	822.710
401	06	95	00	Otros aportes legales por personal contratado	10.676.506	0	0	0	0	10.676.506
401	07	00	00	Asistencia socio-económica	365.289.978	0	0	0	0	365.289.978
401	07	01	00	Capacitación y adiestramiento a empleados	144.456	0	0	0	0	144.456
401	07	02	00	Becas a empleados	4.420.345	0	0	0	0	4.420.345

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

ACCIÓN CENTRALIZADA: 760001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 760001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	03	00	Ayudas por matrimonio a empleados	66.500	0	0	0	0	66.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	66.500	0	0	0	0	66.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	21.379.223	0	0	0	0	21.379.223
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	92.864.393	0	0	0	0	92.864.393
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	4.515.000	0	0	0	0	4.515.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.108.329	0	0	0	0	1.108.329
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	4.579.167	0	0	0	0	4.579.167
401	07	17	00	Capacitación y adiestramiento a obreros	57.782	0	0	0	0	57.782
401	07	18	00	Becas a obreros	3.120.244	0	0	0	0	3.120.244
401	07	19	00	Ayudas por matrimonio de obreros	63.000	0	0	0	0	63.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	63.000	0	0	0	0	63.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	24.765.772	0	0	0	0	24.765.772
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	52.004.060	0	0	0	0	52.004.060
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.800.000	0	0	0	0	2.800.000
401	07	26	00	Dotación de uniformes a obreros	5.335.231	0	0	0	0	5.335.231
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.509.202	0	0	0	0	1.509.202
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	2.916.667	0	0	0	0	2.916.667
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	38.727	0	0	0	0	38.727
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	180.570	0	0	0	0	180.570
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	275.154	0	0	0	0	275.154
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	11.226.430	0	0	0	0	11.226.430
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	12.015.314	0	0	0	0	12.015.314
401	07	74	00	Capacitación y adiestramiento al personal contratado	275.154	0	0	0	0	275.154
401	07	75	00	Becas al personal contratado	4.725.000	0	0	0	0	4.725.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	53.382.528	0	0	0	0	53.382.528

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

ACCIÓN CENTRALIZADA: 760001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 760001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	37.547.293	0	0	0	0	37.547.293
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	9.333.333	0	0	0	0	9.333.333
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	2.802.804	0	0	0	0	2.802.804
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	11.666.667	0	0	0	0	11.666.667
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	9.630	0	0	0	0	9.630
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	32.503	0	0	0	0	32.503
401	08	00	00	Prestaciones sociales e indemnizaciones	190.693.597	0	0	0	0	190.693.597
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	36.951.743	0	0	0	0	36.951.743
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	42.805.039	0	0	0	0	42.805.039
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	91.466.172	0	0	0	0	91.466.172
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	66.936	0	0	0	0	66.936
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	19.403.707	0	0	0	0	19.403.707
403	**00**	**00**	**00**	**Servicios no personales**	**42.885.582**	**0**	**0**	**0**	**0**	**42.885.582**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	5.597.659	0	0	0	0	5.597.659
403	10	07	00	Servicios de capacitación y adiestramiento	5.597.659	0	0	0	0	5.597.659
403	16	00	00	Servicios de diversión, esparcimiento y culturales	25.874.333	0	0	0	0	25.874.333
403	16	01	00	Servicios de diversión, esparcimiento y culturales	25.874.333	0	0	0	0	25.874.333
403	18	00	00	Impuestos indirectos	7.289.940	0	0	0	0	7.289.940
403	18	01	00	Impuesto al valor agregado	7.289.940	0	0	0	0	7.289.940
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.123.650	0	0	0	0	4.123.650
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.123.650	0	0	0	0	4.123.650
				Totales	**2.033.431.373**	**0**	**0**	**0**	**0**	**2.033.431.373**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA   ACCIÓN CENTRALIZADA: 760002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**261.215.268**	**0**	**0**	**0**	**0**	**261.215.268**
402	01	00	00	Productos alimenticios y agropecuarios	52.862.066	0	0	0	0	52.862.066
402	01	01	00	Alimentos y bebidas para personas	52.859.278	0	0	0	0	52.859.278
402	01	03	00	Productos agrícolas y pecuarios	2.788	0	0	0	0	2.788
402	02	00	00	Productos de minas, canteras y yacimientos	27.982	0	0	0	0	27.982
402	02	05	00	Piedra, arcilla, arena y tierra	27.982	0	0	0	0	27.982
402	03	00	00	Textiles y vestuarios	4.057.190	0	0	0	0	4.057.190
402	03	01	00	Textiles	725.459	0	0	0	0	725.459
402	03	02	00	Prendas de vestir	2.694.461	0	0	0	0	2.694.461
402	03	03	00	Calzados	637.270	0	0	0	0	637.270
402	04	00	00	Productos de cuero y caucho	11.648.266	0	0	0	0	11.648.266
402	04	03	00	Cauchos y tripas para vehículos	11.448.048	0	0	0	0	11.448.048
402	04	99	00	Otros productos de cuero y caucho	200.218	0	0	0	0	200.218
402	05	00	00	Productos de papel, cartón e impresos	43.275.860	0	0	0	0	43.275.860
402	05	01	00	Pulpa de madera, papel y cartón	5.462.768	0	0	0	0	5.462.768
402	05	02	00	Envases y cajas de papel y cartón	2.203.647	0	0	0	0	2.203.647
402	05	03	00	Productos de papel y cartón para oficina	17.635.113	0	0	0	0	17.635.113
402	05	04	00	Libros, revistas y periódicos	677.999	0	0	0	0	677.999
402	05	05	00	Material de enseñanza	26.981	0	0	0	0	26.981
402	05	06	00	Productos de papel y cartón para computación	1.095.273	0	0	0	0	1.095.273
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	15.091.630	0	0	0	0	15.091.630
402	05	99	00	Otros productos de pulpa, papel y cartón	1.082.449	0	0	0	0	1.082.449
402	06	00	00	Productos químicos y derivados	51.585.616	0	0	0	0	51.585.616
402	06	01	00	Sustancias químicas y de uso industrial	7.824	0	0	0	0	7.824
402	06	02	00	Abonos, plaguicidas y otros	14.246	0	0	0	0	14.246
402	06	03	00	Tintas, pinturas y colorantes	23.518.648	0	0	0	0	23.518.648
402	06	04	00	Productos farmacéuticos y medicamentos	11.354.005	0	0	0	0	11.354.005
402	06	05	00	Productos de tocador	547.725	0	0	0	0	547.725
402	06	06	00	Combustibles y lubricantes	5.156.171	0	0	0	0	5.156.171
402	06	08	00	Productos plásticos	10.986.997	0	0	0	0	10.986.997
402	07	00	00	Productos minerales no metálicos	287.888	0	0	0	0	287.888
402	07	02	00	Vidrios y productos de vidrio	157.214	0	0	0	0	157.214
402	07	03	00	Productos de arcilla para construcción	7.800	0	0	0	0	7.800

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **ACCIÓN CENTRALIZADA:** 760002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	04	00	Cemento, cal y yeso	122.874	0	0	0	0	122.874
402	08	00	00	Productos metálicos	21.305.986	0	0	0	0	21.305.986
402	08	01	00	Productos primarios de hierro y acero	41.951	0	0	0	0	41.951
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.384.562	0	0	0	0	4.384.562
402	08	07	00	Material de señalamiento	284.706	0	0	0	0	284.706
402	08	09	00	Repuestos y accesorios para equipos de transporte	13.989.880	0	0	0	0	13.989.880
402	08	10	00	Repuestos y accesorios para otros equipos	2.601.504	0	0	0	0	2.601.504
402	08	99	00	Otros productos metálicos	3.383	0	0	0	0	3.383
402	09	00	00	Productos de madera	486.836	0	0	0	0	486.836
402	09	01	00	Productos primarios de madera	356.832	0	0	0	0	356.832
402	09	99	00	Otros productos de madera	130.004	0	0	0	0	130.004
402	10	00	00	Productos varios y útiles diversos	72.260.880	0	0	0	0	72.260.880
402	10	01	00	Artículos de deporte, recreación y juguetes	290.988	0	0	0	0	290.988
402	10	02	00	Materiales y útiles de limpieza y aseo	4.286.898	0	0	0	0	4.286.898
402	10	03	00	Utensilios de cocina y comedor	1.628.739	0	0	0	0	1.628.739
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	247.127	0	0	0	0	247.127
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	17.115.394	0	0	0	0	17.115.394
402	10	06	00	Condecoraciones, ofrendas y similares	590.955	0	0	0	0	590.955
402	10	07	00	Productos de seguridad en el trabajo	1.854.847	0	0	0	0	1.854.847
402	10	08	00	Materiales para equipos de computación	35.174.425	0	0	0	0	35.174.425
402	10	09	00	Especies timbradas y valores	487.398	0	0	0	0	487.398
402	10	11	00	Materiales eléctricos	4.726.682	0	0	0	0	4.726.682
402	10	12	00	Materiales para instalaciones sanitarias	2.401.355	0	0	0	0	2.401.355
402	10	13	00	Materiales fotográficos	1.143.733	0	0	0	0	1.143.733
402	10	99	00	Otros productos y útiles diversos	2.312.339	0	0	0	0	2.312.339
402	11	00	00	Bienes para la venta	38.500	0	0	0	0	38.500
402	11	99	00	Otros bienes para la venta	38.500	0	0	0	0	38.500
402	99	00	00	Otros materiales y suministros	3.378.198	0	0	0	0	3.378.198
402	99	01	00	Otros materiales y suministros	3.378.198	0	0	0	0	3.378.198
403	**00**	**00**	**00**	**Servicios no personales**	**284.413.944**	**0**	**0**	**0**	**0**	**284.413.944**
403	01	00	00	Alquileres de inmuebles	3.494.547	0	0	0	0	3.494.547
403	01	01	00	Alquileres de edificios y locales	3.237.248	0	0	0	0	3.237.248
403	01	02	00	Alquileres de instalaciones culturales y recreativas	257.299	0	0	0	0	257.299

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **ACCIÓN CENTRALIZADA:** 760002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	02	00	00	Alquileres de maquinaria y equipos	1.411.001	0	0	0	0	1.411.001
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	614.987	0	0	0	0	614.987
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	639.495	0	0	0	0	639.495
403	02	99	00	Alquileres de otras maquinaria y equipos	156.519	0	0	0	0	156.519
403	04	00	00	Servicios básicos	18.667.835	0	0	0	0	18.667.835
403	04	01	00	Electricidad	7.934.062	0	0	0	0	7.934.062
403	04	03	00	Agua	4.058.337	0	0	0	0	4.058.337
403	04	04	00	Teléfonos	4.788.195	0	0	0	0	4.788.195
403	04	04	01	Servicios de telefonía prestados por organismos públicos	4.788.195	0	0	0	0	4.788.195
403	04	05	00	Servicio de comunicaciones	804.913	0	0	0	0	804.913
403	04	06	00	Servicio de aseo urbano y domiciliario	1.082.328	0	0	0	0	1.082.328
403	06	00	00	Servicios de transporte y almacenaje	3.622.261	0	0	0	0	3.622.261
403	06	01	00	Fletes y embalajes	831.437	0	0	0	0	831.437
403	06	02	00	Almacenaje	817.000	0	0	0	0	817.000
403	06	03	00	Estacionamiento	76.273	0	0	0	0	76.273
403	06	04	00	Peaje	26.906	0	0	0	0	26.906
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.870.645	0	0	0	0	1.870.645
403	07	00	00	Servicios de información, impresión y relaciones públicas	39.262.648	0	0	0	0	39.262.648
403	07	01	00	Publicidad y propaganda	3.817.963	0	0	0	0	3.817.963
403	07	02	00	Imprenta y reproducción	4.300.404	0	0	0	0	4.300.404
403	07	03	00	Relaciones sociales	26.290.620	0	0	0	0	26.290.620
403	07	04	00	Avisos	4.853.661	0	0	0	0	4.853.661
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	20.318.340	0	0	0	0	20.318.340
403	08	01	00	Primas y gastos de seguros	20.000.000	0	0	0	0	20.000.000
403	08	02	00	Comisiones y gastos bancarios	318.340	0	0	0	0	318.340
403	09	00	00	Viáticos y pasajes	61.586.827	0	0	0	0	61.586.827
403	09	01	00	Viáticos y pasajes dentro del país	57.160.431	0	0	0	0	57.160.431
403	09	02	00	Viáticos y pasajes fuera del país	4.409.263	0	0	0	0	4.409.263
403	09	03	00	Asignación por kilómetros recorridos	17.133	0	0	0	0	17.133
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	17.313.465	0	0	0	0	17.313.465
403	10	01	00	Servicios jurídicos	902.933	0	0	0	0	902.933
403	10	02	00	Servicios de contabilidad y auditoría	383.697	0	0	0	0	383.697
403	10	03	00	Servicios de procesamiento de datos	339.820	0	0	0	0	339.820

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **ACCIÓN CENTRALIZADA:** 760002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.647.432	0	0	0	0	1.647.432
403	10	08	00	Servicios presupuestarios	4.832	0	0	0	0	4.832
403	10	10	00	Servicios de vigilancia	10.851.193	0	0	0	0	10.851.193
403	10	11	00	Servicios para la elaboración y suministro de comida	700.000	0	0	0	0	700.000
403	10	99	00	Otros servicios profesionales y técnicos	2.483.558	0	0	0	0	2.483.558
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	29.463.933	0	0	0	0	29.463.933
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	188.713	0	0	0	0	188.713
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	18.298.804	0	0	0	0	18.298.804
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	351.311	0	0	0	0	351.311
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	26.848	0	0	0	0	26.848
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	42.300	0	0	0	0	42.300
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	6.750.198	0	0	0	0	6.750.198
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	3.805.759	0	0	0	0	3.805.759
403	12	00	00	Conservación y reparaciones menores de obras	10.881.136	0	0	0	0	10.881.136
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	10.784.222	0	0	0	0	10.784.222
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	96.914	0	0	0	0	96.914
403	15	00	00	Servicios fiscales	58.469	0	0	0	0	58.469
403	15	02	00	Tasas y otros derechos obligatorios	58.469	0	0	0	0	58.469
403	16	00	00	Servicios de diversión, esparcimiento y culturales	9.094.157	0	0	0	0	9.094.157
403	16	01	00	Servicios de diversión, esparcimiento y culturales	9.094.157	0	0	0	0	9.094.157
403	18	00	00	Impuestos indirectos	65.705.854	0	0	0	0	65.705.854
403	18	01	00	Impuesto al valor agregado	65.705.854	0	0	0	0	65.705.854
403	99	00	00	Otros servicios no personales	3.533.471	0	0	0	0	3.533.471
403	99	01	00	Otros servicios no personales	3.533.471	0	0	0	0	3.533.471
404	**00**	**00**	**00**	**Activos reales**	**92.199.045**	**0**	**0**	**0**	**0**	**92.199.045**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	10.089.331	0	0	0	0	10.089.331
404	01	01	00	Repuestos mayores	1.922.412	0	0	0	0	1.922.412
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	182.006	0	0	0	0	182.006
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.579.314	0	0	0	0	1.579.314
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	7.380	0	0	0	0	7.380
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	129.726	0	0	0	0	129.726

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **ACCIÓN CENTRALIZADA:** 760002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	23.986	0	0	0	0	23.986
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	8.166.919	0	0	0	0	8.166.919
404	01	02	01	Reparaciones, mejoras y adiciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	373.339	0	0	0	0	373.339
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	4.751.773	0	0	0	0	4.751.773
404	01	02	03	Reparaciones, mejoras y adiciones mayores de equipos de comunicaciones y de señalamiento	11.440	0	0	0	0	11.440
404	01	02	05	Reparaciones, mejoras y adiciones mayores de equipos científicos, religiosos, de enseñanza y recreación	30.215	0	0	0	0	30.215
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	3.000.152	0	0	0	0	3.000.152
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	6.040.235	0	0	0	0	6.040.235
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	120.134	0	0	0	0	120.134
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	5.920.101	0	0	0	0	5.920.101
404	04	00	00	Equipos de transporte, tracción y elevación	8.549.870	0	0	0	0	8.549.870
404	04	01	00	Vehículos automotores terrestres	8.431.741	0	0	0	0	8.431.741
404	04	05	00	Vehículos de tracción no motorizados	118.129	0	0	0	0	118.129
404	05	00	00	Equipos de comunicaciones y de señalamiento	16.164.414	0	0	0	0	16.164.414
404	05	01	00	Equipos de telecomunicaciones	14.069.299	0	0	0	0	14.069.299
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	2.095.115	0	0	0	0	2.095.115
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.307.211	0	0	0	0	2.307.211
404	07	01	00	Equipos científicos y de laboratorio	782.414	0	0	0	0	782.414
404	07	02	00	Equipos de enseñanza, deporte y recreación	759.957	0	0	0	0	759.957
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	643.981	0	0	0	0	643.981
404	07	06	00	Instrumentos musicales y equipos de audio	120.859	0	0	0	0	120.859
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	42.527.194	0	0	0	0	42.527.194
404	09	01	00	Mobiliario y equipos de oficina	15.730.848	0	0	0	0	15.730.848
404	09	02	00	Equipos de computación	19.381.907	0	0	0	0	19.381.907
404	09	03	00	Mobiliario y equipos de alojamiento	5.366.803	0	0	0	0	5.366.803
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.047.636	0	0	0	0	2.047.636
404	12	00	00	Activos intangibles	3.520.790	0	0	0	0	3.520.790
404	12	04	00	Paquetes y programas de computación	3.520.790	0	0	0	0	3.520.790
404	99	00	00	Otros activos reales	3.000.000	0	0	0	0	3.000.000
404	99	01	00	Otros activos reales	3.000.000	0	0	0	0	3.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**880.156.489**	**0**	**0**	**0**	**0**	**880.156.489**
407	01	00	00	Transferencias y donaciones corrientes internas	880.156.489	0	0	0	0	880.156.489

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **ACCIÓN CENTRALIZADA:** 760002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	02	00	Donaciones corrientes internas al sector privado	8.500.000	0	0	0	0	8.500.000
407	01	02	01	Donaciones corrientes a personas	8.500.000	0	0	0	0	8.500.000
407	01	03	00	Transferencias corrientes internas al sector público	871.656.489	0	0	0	0	871.656.489
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	736.431.276	0	0	0	0	736.431.276
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	135.225.213	0	0	0	0	135.225.213
411	**00**	**00**	**00**	**Disminución de pasivos**	**10.287.705**	**0**	**0**	**0**	**0**	**10.287.705**
411	11	00	00	Obligaciones de ejercicios anteriores	10.287.705	0	0	0	0	10.287.705
411	11	03	00	Indemnizaciones diversas	4.167.153	0	0	0	0	4.167.153
411	11	04	00	Compromisos pendientes de ejercicios anteriores	6.120.552	0	0	0	0	6.120.552
				Totales	**1.528.272.451**	**0**	**0**	**0**	**0**	**1.528.272.451**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **ACCIÓN CENTRALIZADA:** 760002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**871.656.489**	**0**	**0**	**0**	**0**	**871.656.489**
407	01	00	00	Transferencias y donaciones corrientes internas	871.656.489	0	0	0	0	871.656.489
407	01	03	00	Transferencias corrientes internas al sector público	871.656.489	0	0	0	0	871.656.489
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	736.431.276	0	0	0	0	736.431.276
				- A0251 Instituto Nacional de Tierras Urbanas	268.219.722	0	0	0	0	268.219.722
				- A0255 Superintendencia Nacional de Arrendamiento de Vivienda	15.110.285	0	0	0	0	15.110.285
				- A0444 Fundación Misión Hábitat	57.024.867	0	0	0	0	57.024.867
				- A0541 Fundación Gran Misión Barrio Nuevo Barrio Tricolor	341.234.615	0	0	0	0	341.234.615
				- A0563 Autoridad Única de Área para el Estado Carabobo "Ciudad Hugo Chávez"	54.841.787	0	0	0	0	54.841.787
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	135.225.213	0	0	0	0	135.225.213
				- A0576 Corporación Barrio Nuevo Barrio Tricolor, S.A.	131.290.764	0	0	0	0	131.290.764
				- A0636 Centro Rafael Urdaneta, S.A.	1.905.354	0	0	0	0	1.905.354
				- A0675 Promotora del Desarrollo Urbano de la Región Zuliana, C.A. (PRODUZCA)	2.029.095	0	0	0	0	2.029.095
				Totales	**871.656.489**	**0**	**0**	**0**	**0**	**871.656.489**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **ACCIÓN CENTRALIZADA:** 760002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 760002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**261.215.268**	**0**	**0**	**0**	**0**	**261.215.268**
402	01	00	00	Productos alimenticios y agropecuarios	52.862.066	0	0	0	0	52.862.066
402	01	01	00	Alimentos y bebidas para personas	52.859.278	0	0	0	0	52.859.278
402	01	03	00	Productos agrícolas y pecuarios	2.788	0	0	0	0	2.788
402	02	00	00	Productos de minas, canteras y yacimientos	27.982	0	0	0	0	27.982
402	02	05	00	Piedra, arcilla, arena y tierra	27.982	0	0	0	0	27.982
402	03	00	00	Textiles y vestuarios	4.057.190	0	0	0	0	4.057.190
402	03	01	00	Textiles	725.459	0	0	0	0	725.459
402	03	02	00	Prendas de vestir	2.694.461	0	0	0	0	2.694.461
402	03	03	00	Calzados	637.270	0	0	0	0	637.270
402	04	00	00	Productos de cuero y caucho	11.648.266	0	0	0	0	11.648.266
402	04	03	00	Cauchos y tripas para vehículos	11.448.048	0	0	0	0	11.448.048
402	04	99	00	Otros productos de cuero y caucho	200.218	0	0	0	0	200.218
402	05	00	00	Productos de papel, cartón e impresos	43.275.860	0	0	0	0	43.275.860
402	05	01	00	Pulpa de madera, papel y cartón	5.462.768	0	0	0	0	5.462.768
402	05	02	00	Envases y cajas de papel y cartón	2.203.647	0	0	0	0	2.203.647
402	05	03	00	Productos de papel y cartón para oficina	17.635.113	0	0	0	0	17.635.113
402	05	04	00	Libros, revistas y periódicos	677.999	0	0	0	0	677.999
402	05	05	00	Material de enseñanza	26.981	0	0	0	0	26.981
402	05	06	00	Productos de papel y cartón para computación	1.095.273	0	0	0	0	1.095.273
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	15.091.630	0	0	0	0	15.091.630
402	05	99	00	Otros productos de pulpa, papel y cartón	1.082.449	0	0	0	0	1.082.449
402	06	00	00	Productos químicos y derivados	51.585.616	0	0	0	0	51.585.616
402	06	01	00	Sustancias químicas y de uso industrial	7.824	0	0	0	0	7.824
402	06	02	00	Abonos, plaguicidas y otros	14.246	0	0	0	0	14.246
402	06	03	00	Tintas, pinturas y colorantes	23.518.648	0	0	0	0	23.518.648
402	06	04	00	Productos farmacéuticos y medicamentos	11.354.005	0	0	0	0	11.354.005
402	06	05	00	Productos de tocador	547.725	0	0	0	0	547.725

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **ACCIÓN CENTRALIZADA:** 760002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 760002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	06	00	Combustibles y lubricantes	5.156.171	0	0	0	0	5.156.171
402	06	08	00	Productos plásticos	10.986.997	0	0	0	0	10.986.997
402	07	00	00	Productos minerales no metálicos	287.888	0	0	0	0	287.888
402	07	02	00	Vidrios y productos de vidrio	157.214	0	0	0	0	157.214
402	07	03	00	Productos de arcilla para construcción	7.800	0	0	0	0	7.800
402	07	04	00	Cemento, cal y yeso	122.874	0	0	0	0	122.874
402	08	00	00	Productos metálicos	21.305.986	0	0	0	0	21.305.986
402	08	01	00	Productos primarios de hierro y acero	41.951	0	0	0	0	41.951
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.384.562	0	0	0	0	4.384.562
402	08	07	00	Material de señalamiento	284.706	0	0	0	0	284.706
402	08	09	00	Repuestos y accesorios para equipos de transporte	13.989.880	0	0	0	0	13.989.880
402	08	10	00	Repuestos y accesorios para otros equipos	2.601.504	0	0	0	0	2.601.504
402	08	99	00	Otros productos metálicos	3.383	0	0	0	0	3.383
402	09	00	00	Productos de madera	486.836	0	0	0	0	486.836
402	09	01	00	Productos primarios de madera	356.832	0	0	0	0	356.832
402	09	99	00	Otros productos de madera	130.004	0	0	0	0	130.004
402	10	00	00	Productos varios y útiles diversos	72.260.880	0	0	0	0	72.260.880
402	10	01	00	Artículos de deporte, recreación y juguetes	290.988	0	0	0	0	290.988
402	10	02	00	Materiales y útiles de limpieza y aseo	4.286.898	0	0	0	0	4.286.898
402	10	03	00	Utensilios de cocina y comedor	1.628.739	0	0	0	0	1.628.739
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	247.127	0	0	0	0	247.127
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	17.115.394	0	0	0	0	17.115.394
402	10	06	00	Condecoraciones, ofrendas y similares	590.955	0	0	0	0	590.955
402	10	07	00	Productos de seguridad en el trabajo	1.854.847	0	0	0	0	1.854.847
402	10	08	00	Materiales para equipos de computación	35.174.425	0	0	0	0	35.174.425
402	10	09	00	Especies timbradas y valores	487.398	0	0	0	0	487.398
402	10	11	00	Materiales eléctricos	4.726.682	0	0	0	0	4.726.682
402	10	12	00	Materiales para instalaciones sanitarias	2.401.355	0	0	0	0	2.401.355

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **ACCIÓN CENTRALIZADA:** 760002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 760002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	13	00	Materiales fotográficos	1.143.733	0	0	0	0	1.143.733
402	10	99	00	Otros productos y útiles diversos	2.312.339	0	0	0	0	2.312.339
402	11	00	00	Bienes para la venta	38.500	0	0	0	0	38.500
402	11	99	00	Otros bienes para la venta	38.500	0	0	0	0	38.500
402	99	00	00	Otros materiales y suministros	3.378.198	0	0	0	0	3.378.198
402	99	01	00	Otros materiales y suministros	3.378.198	0	0	0	0	3.378.198
403	**00**	**00**	**00**	**Servicios no personales**	**284.413.944**	**0**	**0**	**0**	**0**	**284.413.944**
403	01	00	00	Alquileres de inmuebles	3.494.547	0	0	0	0	3.494.547
403	01	01	00	Alquileres de edificios y locales	3.237.248	0	0	0	0	3.237.248
403	01	02	00	Alquileres de instalaciones culturales y recreativas	257.299	0	0	0	0	257.299
403	02	00	00	Alquileres de maquinaria y equipos	1.411.001	0	0	0	0	1.411.001
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	614.987	0	0	0	0	614.987
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	639.495	0	0	0	0	639.495
403	02	99	00	Alquileres de otras maquinaria y equipos	156.519	0	0	0	0	156.519
403	04	00	00	Servicios básicos	18.667.835	0	0	0	0	18.667.835
403	04	01	00	Electricidad	7.934.062	0	0	0	0	7.934.062
403	04	03	00	Agua	4.058.337	0	0	0	0	4.058.337
403	04	04	00	Teléfonos	4.788.195	0	0	0	0	4.788.195
403	04	04	01	Servicios de telefonía prestados por organismos públicos	4.788.195	0	0	0	0	4.788.195
403	04	05	00	Servicio de comunicaciones	804.913	0	0	0	0	804.913
403	04	06	00	Servicio de aseo urbano y domiciliario	1.082.328	0	0	0	0	1.082.328
403	06	00	00	Servicios de transporte y almacenaje	3.622.261	0	0	0	0	3.622.261
403	06	01	00	Fletes y embalajes	831.437	0	0	0	0	831.437
403	06	02	00	Almacenaje	817.000	0	0	0	0	817.000
403	06	03	00	Estacionamiento	76.273	0	0	0	0	76.273
403	06	04	00	Peaje	26.906	0	0	0	0	26.906
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.870.645	0	0	0	0	1.870.645
403	07	00	00	Servicios de información, impresión y relaciones públicas	39.262.648	0	0	0	0	39.262.648

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **ACCIÓN CENTRALIZADA:** 760002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 760002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	01	00	Publicidad y propaganda	3.817.963	0	0	0	0	3.817.963
403	07	02	00	Imprenta y reproducción	4.300.404	0	0	0	0	4.300.404
403	07	03	00	Relaciones sociales	26.290.620	0	0	0	0	26.290.620
403	07	04	00	Avisos	4.853.661	0	0	0	0	4.853.661
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	20.318.340	0	0	0	0	20.318.340
403	08	01	00	Primas y gastos de seguros	20.000.000	0	0	0	0	20.000.000
403	08	02	00	Comisiones y gastos bancarios	318.340	0	0	0	0	318.340
403	09	00	00	Viáticos y pasajes	61.586.827	0	0	0	0	61.586.827
403	09	01	00	Viáticos y pasajes dentro del país	57.160.431	0	0	0	0	57.160.431
403	09	02	00	Viáticos y pasajes fuera del país	4.409.263	0	0	0	0	4.409.263
403	09	03	00	Asignación por kilómetros recorridos	17.133	0	0	0	0	17.133
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	17.313.465	0	0	0	0	17.313.465
403	10	01	00	Servicios jurídicos	902.933	0	0	0	0	902.933
403	10	02	00	Servicios de contabilidad y auditoría	383.697	0	0	0	0	383.697
403	10	03	00	Servicios de procesamiento de datos	339.820	0	0	0	0	339.820
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.647.432	0	0	0	0	1.647.432
403	10	08	00	Servicios presupuestarios	4.832	0	0	0	0	4.832
403	10	10	00	Servicios de vigilancia	10.851.193	0	0	0	0	10.851.193
403	10	11	00	Servicios para la elaboración y suministro de comida	700.000	0	0	0	0	700.000
403	10	99	00	Otros servicios profesionales y técnicos	2.483.558	0	0	0	0	2.483.558
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	29.463.933	0	0	0	0	29.463.933
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	188.713	0	0	0	0	188.713
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	18.298.804	0	0	0	0	18.298.804
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	351.311	0	0	0	0	351.311
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	26.848	0	0	0	0	26.848
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	42.300	0	0	0	0	42.300
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	6.750.198	0	0	0	0	6.750.198

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **ACCIÓN CENTRALIZADA:** 760002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: 760002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	3.805.759	0	0	0	0	3.805.759
403	12	00	00	Conservación y reparaciones menores de obras	10.881.136	0	0	0	0	10.881.136
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	10.784.222	0	0	0	0	10.784.222
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	96.914	0	0	0	0	96.914
403	15	00	00	Servicios fiscales	58.469	0	0	0	0	58.469
403	15	02	00	Tasas y otros derechos obligatorios	58.469	0	0	0	0	58.469
403	16	00	00	Servicios de diversión, esparcimiento y culturales	9.094.157	0	0	0	0	9.094.157
403	16	01	00	Servicios de diversión, esparcimiento y culturales	9.094.157	0	0	0	0	9.094.157
403	18	00	00	Impuestos indirectos	65.705.854	0	0	0	0	65.705.854
403	18	01	00	Impuesto al valor agregado	65.705.854	0	0	0	0	65.705.854
403	99	00	00	Otros servicios no personales	3.533.471	0	0	0	0	3.533.471
403	99	01	00	Otros servicios no personales	3.533.471	0	0	0	0	3.533.471
404	**00**	**00**	**00**	**Activos reales**	**92.199.045**	**0**	**0**	**0**	**0**	**92.199.045**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	10.089.331	0	0	0	0	10.089.331
404	01	01	00	Repuestos mayores	1.922.412	0	0	0	0	1.922.412
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	182.006	0	0	0	0	182.006
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.579.314	0	0	0	0	1.579.314
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	7.380	0	0	0	0	7.380
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	129.726	0	0	0	0	129.726
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	23.986	0	0	0	0	23.986
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	8.166.919	0	0	0	0	8.166.919
404	01	02	01	Reparaciones, mejoras y adiciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	373.339	0	0	0	0	373.339
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	4.751.773	0	0	0	0	4.751.773
404	01	02	03	Reparaciones, mejoras y adiciones mayores de equipos de comunicaciones y de señalamiento	11.440	0	0	0	0	11.440
404	01	02	05	Reparaciones, mejoras y adiciones mayores de equipos científicos, religiosos, de enseñanza y recreación	30.215	0	0	0	0	30.215
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	3.000.152	0	0	0	0	3.000.152
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	6.040.235	0	0	0	0	6.040.235

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **ACCIÓN CENTRALIZADA:** 760002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 760002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	120.134	0	0	0	0	120.134
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	5.920.101	0	0	0	0	5.920.101
404	04	00	00	Equipos de transporte, tracción y elevación	8.549.870	0	0	0	0	8.549.870
404	04	01	00	Vehículos automotores terrestres	8.431.741	0	0	0	0	8.431.741
404	04	05	00	Vehículos de tracción no motorizados	118.129	0	0	0	0	118.129
404	05	00	00	Equipos de comunicaciones y de señalamiento	16.164.414	0	0	0	0	16.164.414
404	05	01	00	Equipos de telecomunicaciones	14.069.299	0	0	0	0	14.069.299
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	2.095.115	0	0	0	0	2.095.115
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.307.211	0	0	0	0	2.307.211
404	07	01	00	Equipos científicos y de laboratorio	782.414	0	0	0	0	782.414
404	07	02	00	Equipos de enseñanza, deporte y recreación	759.957	0	0	0	0	759.957
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	643.981	0	0	0	0	643.981
404	07	06	00	Instrumentos musicales y equipos de audio	120.859	0	0	0	0	120.859
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	42.527.194	0	0	0	0	42.527.194
404	09	01	00	Mobiliario y equipos de oficina	15.730.848	0	0	0	0	15.730.848
404	09	02	00	Equipos de computación	19.381.907	0	0	0	0	19.381.907
404	09	03	00	Mobiliario y equipos de alojamiento	5.366.803	0	0	0	0	5.366.803
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.047.636	0	0	0	0	2.047.636
404	12	00	00	Activos intangibles	3.520.790	0	0	0	0	3.520.790
404	12	04	00	Paquetes y programas de computación	3.520.790	0	0	0	0	3.520.790
404	99	00	00	Otros activos reales	3.000.000	0	0	0	0	3.000.000
404	99	01	00	Otros activos reales	3.000.000	0	0	0	0	3.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**10.287.705**	**0**	**0**	**0**	**0**	**10.287.705**
411	11	00	00	Obligaciones de ejercicios anteriores	10.287.705	0	0	0	0	10.287.705
411	11	03	00	Indemnizaciones diversas	4.167.153	0	0	0	0	4.167.153
411	11	04	00	Compromisos pendientes de ejercicios anteriores	6.120.552	0	0	0	0	6.120.552
				Totales	**648.115.962**	**0**	**0**	**0**	**0**	**648.115.962**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **ACCIÓN CENTRALIZADA:** 760002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 760002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**8.500.000**	**0**	**0**	**0**	**0**	**8.500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	8.500.000	0	0	0	0	8.500.000
407	01	02	00	Donaciones corrientes internas al sector privado	8.500.000	0	0	0	0	8.500.000
407	01	02	01	Donaciones corrientes a personas	8.500.000	0	0	0	0	8.500.000
				Totales	**8.500.000**	**0**	**0**	**0**	**0**	**8.500.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

ACCIÓN CENTRALIZADA: 760002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 760002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**871.656.489**	**0**	**0**	**0**	**0**	**871.656.489**
407	01	00	00	Transferencias y donaciones corrientes internas	871.656.489	0	0	0	0	871.656.489
407	01	03	00	Transferencias corrientes internas al sector público	871.656.489	0	0	0	0	871.656.489
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	736.431.276	0	0	0	0	736.431.276
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	135.225.213	0	0	0	0	135.225.213
				Totales	**871.656.489**	**0**	**0**	**0**	**0**	**871.656.489**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **ACCIÓN CENTRALIZADA:** 760003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.680.470.193**	**0**	**0**	**0**	**0**	**1.680.470.193**
407	01	00	00	Transferencias y donaciones corrientes internas	1.680.470.193	0	0	0	0	1.680.470.193
407	01	01	00	Transferencias corrientes internas al sector privado	1.680.470.193	0	0	0	0	1.680.470.193
407	01	01	01	Pensiones del personal empleado, obrero y militar	108.778.633	0	0	0	0	108.778.633
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	684.442.173	0	0	0	0	684.442.173
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	22.662.215	0	0	0	0	22.662.215
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	10.459.484	0	0	0	0	10.459.484
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	21.000.000	0	0	0	0	21.000.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	57.930.057	0	0	0	0	57.930.057
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	228.147.391	0	0	0	0	228.147.391
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	78.974.097	0	0	0	0	78.974.097
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	207.504.358	0	0	0	0	207.504.358
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	260.571.785	0	0	0	0	260.571.785
				Totales	**1.680.470.193**	**0**	**0**	**0**	**0**	**1.680.470.193**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

ACCIÓN CENTRALIZADA: 760003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA **ACCIÓN CENTRALIZADA:** 760003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: 760003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.680.470.193**	**0**	**0**	**0**	**0**	**1.680.470.193**
407	01	00	00	Transferencias y donaciones corrientes internas	1.680.470.193	0	0	0	0	1.680.470.193
407	01	01	00	Transferencias corrientes internas al sector privado	1.680.470.193	0	0	0	0	1.680.470.193
407	01	01	01	Pensiones del personal empleado, obrero y militar	108.778.633	0	0	0	0	108.778.633
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	684.442.173	0	0	0	0	684.442.173
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	22.662.215	0	0	0	0	22.662.215
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	10.459.484	0	0	0	0	10.459.484
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	21.000.000	0	0	0	0	21.000.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	57.930.057	0	0	0	0	57.930.057
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	228.147.391	0	0	0	0	228.147.391
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	78.974.097	0	0	0	0	78.974.097
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	207.504.358	0	0	0	0	207.504.358
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	260.571.785	0	0	0	0	260.571.785
				Totales	**1.680.470.193**	**0**	**0**	**0**	**0**	**1.680.470.193**

E5000
Distrito Capital

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**0**	**5.781.756.573**	**0**	**0**	**0**	**5.781.756.573**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	1.382.957.884	0	0	0	1.382.957.884
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	0	677.813.453	0	0	0	677.813.453
401	01	03	00	Suplencias a empleados	0	39.800.000	0	0	0	39.800.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	0	189.379.594	0	0	0	189.379.594
401	01	13	00	Suplencias a obreros	0	25.520.000	0	0	0	25.520.000
401	01	18	00	Remuneraciones al personal contratado	0	186.099.300	0	0	0	186.099.300
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	0	134.649.220	0	0	0	134.649.220
401	01	18	02	Remuneraciones por honorarios profesionales	0	51.450.080	0	0	0	51.450.080
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	0	49.496.820	0	0	0	49.496.820
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	0	308.580	0	0	0	308.580
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	0	306.344	0	0	0	306.344
401	01	99	00	Otras retribuciones	0	214.233.793	0	0	0	214.233.793
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	0	1.398.147	0	0	0	1.398.147
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	0	1.035.864	0	0	0	1.035.864
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	0	362.283	0	0	0	362.283
401	03	00	00	Primas	0	290.006.582	0	0	0	290.006.582
401	03	02	00	Primas de transporte a empleados	0	64.268.640	0	0	0	64.268.640
401	03	03	00	Primas por hogar a empleados	0	2.623.881	0	0	0	2.623.881
401	03	04	00	Primas por hijos a empleados	0	2.130.192	0	0	0	2.130.192
401	03	06	00	Primas por residencia a empleados	0	2.210.296	0	0	0	2.210.296
401	03	07	00	Primas por categoría de escuelas a empleados	0	24.127.359	0	0	0	24.127.359
401	03	08	00	Primas de profesionalización a empleados	0	34.930.348	0	0	0	34.930.348
401	03	09	00	Primas por antigüedad a empleados	0	27.853.307	0	0	0	27.853.307
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	0	10.963.821	0	0	0	10.963.821
401	03	17	00	Primas de transporte a obreros	0	48.522.240	0	0	0	48.522.240
401	03	19	00	Primas por hijos de obreros	0	236.736	0	0	0	236.736
401	03	21	00	Primas por antigüedad a obreros	0	11.079.009	0	0	0	11.079.009
401	03	41	00	Primas por antigüedad del personal contratado	0	1.184.344	0	0	0	1.184.344

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	0	138.739	0	0	0	138.739
401	03	95	00	Otras primas al personal de alto nivel y de dirección	0	138.443	0	0	0	138.443
401	03	96	00	Otras primas al personal contratado	0	221.263	0	0	0	221.263
401	03	97	00	Otras primas a empleados	0	35.973.715	0	0	0	35.973.715
401	03	98	00	Otras primas a obreros	0	23.404.249	0	0	0	23.404.249
401	04	00	00	Complementos de sueldos y salarios	0	831.073.188	0	0	0	831.073.188
401	04	02	00	Complemento a empleados por trabajo nocturno	0	9.484.037	0	0	0	9.484.037
401	04	06	00	Complemento a empleados por comisión de servicios	0	2.460.060	0	0	0	2.460.060
401	04	08	00	Bono compensatorio de alimentación a empleados	0	236.533.500	0	0	0	236.533.500
401	04	09	00	Bono compensatorio de transporte a empleados	0	234.213.120	0	0	0	234.213.120
401	04	10	00	Complemento a empleados por días feriados	0	1.472.000	0	0	0	1.472.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	0	3.099.780	0	0	0	3.099.780
401	04	18	00	Bono compensatorio de alimentación a obreros	0	79.238.250	0	0	0	79.238.250
401	04	19	00	Bono compensatorio de transporte a obreros	0	55.573.920	0	0	0	55.573.920
401	04	20	00	Complemento a obreros por días feriados	0	768.000	0	0	0	768.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	0	37.847.250	0	0	0	37.847.250
401	04	27	00	Bono compensatorio de transporte al personal contratado	0	46.714.320	0	0	0	46.714.320
401	04	28	00	Complemento al personal contratado por días feriados	0	576.000	0	0	0	576.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	0	47.250	0	0	0	47.250
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	0	47.250	0	0	0	47.250
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	0	12.000	0	0	0	12.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	0	12.000	0	0	0	12.000
401	04	96	00	Otros complementos a empleados	0	52.836.825	0	0	0	52.836.825
401	04	97	00	Otros complementos a obreros	0	31.847.302	0	0	0	31.847.302
401	04	98	00	Otros complementos al personal contratado	0	38.290.324	0	0	0	38.290.324
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	0	583.732.701	0	0	0	583.732.701
401	05	01	00	Aguinaldos a empleados	0	255.858.219	0	0	0	255.858.219
401	05	03	00	Bono vacacional a empleados	0	80.511.012	0	0	0	80.511.012
401	05	04	00	Aguinaldos a obreros	0	93.662.531	0	0	0	93.662.531

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
401	05	06	00	Bono vacacional a obreros	0	34.427.075	0	0	0	34.427.075
401	05	07	00	Aguinaldos al personal contratado	0	68.056.480	0	0	0	68.056.480
401	05	08	00	Bono vacacional al personal contratado	0	50.811.714	0	0	0	50.811.714
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	0	129.077	0	0	0	129.077
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	0	73.758	0	0	0	73.758
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	0	129.077	0	0	0	129.077
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	0	73.758	0	0	0	73.758
401	06	00	00	Aportes patronales y legales	0	299.557.522	0	0	0	299.557.522
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	0	84.862.967	0	0	0	84.862.967
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	0	38.522.104	0	0	0	38.522.104
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	0	28.287.656	0	0	0	28.287.656
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	0	18.858.437	0	0	0	18.858.437
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	0	25.585.821	0	0	0	25.585.821
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	0	36.022.305	0	0	0	36.022.305
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	0	10.806.691	0	0	0	10.806.691
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	0	7.204.461	0	0	0	7.204.461
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	0	9.366.253	0	0	0	9.366.253
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	0	22.141.420	0	0	0	22.141.420
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	0	6.805.648	0	0	0	6.805.648
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	0	4.428.284	0	0	0	4.428.284
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	0	3.687	0	0	0	3.687
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	0	1.106	0	0	0	1.106
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	0	5.605	0	0	0	5.605
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	0	1.515	0	0	0	1.515
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	0	3.687	0	0	0	3.687
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	0	1.106	0	0	0	1.106
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	0	5.605	0	0	0	5.605

A	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	0	738	0	0	0	738
401	06	95	00	Otros aportes legales por personal contratado	0	6.642.426	0	0	0	6.642.426
401	07	00	00	Asistencia socio-económica	0	1.973.555.516	0	0	0	1.973.555.516
401	07	02	00	Becas a empleados	0	6.000.000	0	0	0	6.000.000
401	07	03	00	Ayudas por matrimonio a empleados	0	45.000	0	0	0	45.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	0	45.000	0	0	0	45.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	0	94.292.186	0	0	0	94.292.186
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	0	700.000.000	0	0	0	700.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	0	19.224.000	0	0	0	19.224.000
401	07	10	00	Dotación de uniformes a empleados	0	3.635.800	0	0	0	3.635.800
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	0	9.085.140	0	0	0	9.085.140
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	0	11.420.000	0	0	0	11.420.000
401	07	18	00	Becas a obreros	0	3.492.000	0	0	0	3.492.000
401	07	19	00	Ayudas por matrimonio de obreros	0	45.000	0	0	0	45.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	0	45.000	0	0	0	45.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	0	43.226.766	0	0	0	43.226.766
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	0	550.000.000	0	0	0	550.000.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	0	8.496.000	0	0	0	8.496.000
401	07	26	00	Dotación de uniformes a obreros	0	2.505.000	0	0	0	2.505.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	0	6.911.832	0	0	0	6.911.832
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	0	9.920.000	0	0	0	9.920.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	0	29.280	0	0	0	29.280
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	0	25.000.000	0	0	0	25.000.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	0	29.280	0	0	0	29.280
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	0	25.000.000	0	0	0	25.000.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	0	40.833.888	0	0	0	40.833.888
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	0	357.179.254	0	0	0	357.179.254

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Recursos Ordinarios – Ingresos Propios	Recursos Ordinarios – Situado Constitucional	Recursos Ordinarios – Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios – Otras Fuentes	Recursos Extraordinarios – Otras Fuentes	TOTAL
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	0	4.888.000	0	0	0	4.888.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	0	5.629.224	0	0	0	5.629.224
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	0	4.580.000	0	0	0	4.580.000
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	0	20.000	0	0	0	20.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	0	15.000	0	0	0	15.000
401	07	96	00	Otras subvenciones a empleados	0	22.772.866	0	0	0	22.772.866
401	07	97	00	Otras subvenciones a obreros	0	12.450.000	0	0	0	12.450.000
401	07	99	00	Otras subvenciones al personal contratado	0	6.740.000	0	0	0	6.740.000
401	08	00	00	Prestaciones sociales e indemnizaciones	0	419.475.033	0	0	0	419.475.033
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	0	259.303.513	0	0	0	259.303.513
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	0	99.061.339	0	0	0	99.061.339
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	0	60.888.907	0	0	0	60.888.907
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	0	110.637	0	0	0	110.637
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	0	110.637	0	0	0	110.637
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**474.430.745**	**0**	**49.500.036**	**0**	**523.930.781**
402	01	00	00	Productos alimenticios y agropecuarios	0	115.249.476	0	49.500.036	0	164.749.512
402	01	01	00	Alimentos y bebidas para personas	0	112.779.110	0	49.500.036	0	162.279.146
402	01	03	00	Productos agrícolas y pecuarios	0	1.235.183	0	0	0	1.235.183
402	01	04	00	Productos de la caza y pesca	0	1.235.183	0	0	0	1.235.183
402	02	00	00	Productos de minas, canteras y yacimientos	0	9.894.457	0	0	0	9.894.457
	02	02	00	Petróleo crudo y gas natural	0	1.235.182	0	0	0	1.235.182
	02	03	00	Mineral de hierro	0	1.235.182	0	0	0	1.235.182
	02	04	00	Mineral no ferroso	0	1.235.182	0	0	0	1.235.182
		05	00	Piedra, arcilla, arena y tierra	0	1.248.181	0	0	0	1.248.181
		99	00	Otros productos de minas, canteras y yacimientos	0	4.940.730	0	0	0	4.940.730
		00	00	Textiles y vestuarios	0	46.677.321	0	0	0	46.677.321
			00	Textiles	0	12.538.465	0	0	0	12.538.465
			00	Prendas de vestir	0	22.700.025	0	0	0	22.700.025
			00	Calzados	0	11.438.831	0	0	0	11.438.831

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
402	04	00	00	Productos de cuero y caucho	0	18.234.856	0	0	0	18.234.856
402	04	01	00	Cueros y pieles	0	2.470.366	0	0	0	2.470.366
402	04	02	00	Productos de cuero y sucedáneos del cuero	0	1.235.183	0	0	0	1.235.183
402	04	03	00	Cauchos y tripas para vehículos	0	14.529.307	0	0	0	14.529.307
402	05	00	00	Productos de papel, cartón e impresos	0	37.112.004	0	0	0	37.112.004
402	05	01	00	Pulpa de madera, papel y cartón	0	13.598.707	0	0	0	13.598.707
402	05	02	00	Envases y cajas de papel y cartón	0	2.556.166	0	0	0	2.556.166
402	05	03	00	Productos de papel y cartón para oficina	0	12.961.036	0	0	0	12.961.036
402	05	04	00	Libros, revistas y periódicos	0	741.108	0	0	0	741.108
402	05	05	00	Material de enseñanza	0	2.314.257	0	0	0	2.314.257
402	05	06	00	Productos de papel y cartón para computación	0	2.470.365	0	0	0	2.470.365
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	0	2.470.365	0	0	0	2.470.365
402	06	00	00	Productos químicos y derivados	0	46.990.004	0	0	0	46.990.004
402	06	02	00	Abonos, plaguicidas y otros	0	25.033	0	0	0	25.033
402	06	03	00	Tintas, pinturas y colorantes	0	24.095.471	0	0	0	24.095.471
402	06	04	00	Productos farmacéuticos y medicamentos	0	9.871.999	0	0	0	9.871.999
402	06	05	00	Productos de tocador	0	1.827.388	0	0	0	1.827.388
402	06	06	00	Combustibles y lubricantes	0	1.461.905	0	0	0	1.461.905
402	06	08	00	Productos plásticos	0	9.594.611	0	0	0	9.594.611
402	06	99	00	Otros productos de la industria química y conexos	0	113.597	0	0	0	113.597
402	07	00	00	Productos minerales no metálicos	0	8.358.964	0	0	0	8.358.964
402	07	01	00	Productos de barro, loza y porcelana	0	617.591	0	0	0	617.591
402	07	02	00	Vidrios y productos de vidrio	0	617.591	0	0	0	617.591
402	07	03	00	Productos de arcilla para construcción	0	1.235.183	0	0	0	1.235.183
402	07	04	00	Cemento, cal y yeso	0	5.888.599	0	0	0	5.888.599
402	08	00	00	Productos metálicos	0	36.597.503	0	0	0	36.597.503
402	08	01	00	Productos primarios de hierro y acero	0	5.877.882	0	0	0	5.877.882
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	15.809.357	0	0	0	15.809.357
402	08	05	00	Materiales de orden público, seguridad y defensa	0	617.591	0	0	0	617.591
402	08	07	00	Material de señalamiento	0	617.591	0	0	0	617.591

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
402	08	08	00	Material de educación	0	2.470.366	0	0	0	2.470.366
402	08	09	00	Repuestos y accesorios para equipos de transporte	0	8.690.670	0	0	0	8.690.670
402	08	10	00	Repuestos y accesorios para otros equipos	0	2.514.046	0	0	0	2.514.046
402	09	00	00	Productos de madera	0	2.470.366	0	0	0	2.470.366
402	09	01	00	Productos primarios de madera	0	2.470.366	0	0	0	2.470.366
402	10	00	00	Productos varios y útiles diversos	0	149.808.468	0	0	0	149.808.468
402	10	01	00	Artículos de deporte, recreación y juguetes	0	15.234.765	0	0	0	15.234.765
402	10	02	00	Materiales y útiles de limpieza y aseo	0	7.120.297	0	0	0	7.120.297
402	10	03	00	Utensilios de cocina y comedor	0	4.328.545	0	0	0	4.328.545
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	0	5.511.403	0	0	0	5.511.403
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	11.727.083	0	0	0	11.727.083
402	10	06	00	Condecoraciones, ofrendas y similares	0	4.799.015	0	0	0	4.799.015
402	10	07	00	Productos de seguridad en el trabajo	0	9.443.996	0	0	0	9.443.996
402	10	08	00	Materiales para equipos de computación	0	62.994.080	0	0	0	62.994.080
402	10	11	00	Materiales eléctricos	0	12.372.679	0	0	0	12.372.679
402	10	12	00	Materiales para instalaciones sanitarias	0	11.941.444	0	0	0	11.941.444
402	10	99	00	Otros productos y útiles diversos	0	4.335.161	0	0	0	4.335.161
402	99	00	00	Otros materiales y suministros	0	3.037.326	0	0	0	3.037.326
402	99	01	00	Otros materiales y suministros	0	3.037.326	0	0	0	3.037.326
403	**00**	**00**	**00**	**Servicios no personales**	**47.235.450**	**950.067.132**	**0**	**0**	**0**	**997.302.582**
403	01	00	00	Alquileres de inmuebles	0	7.611.988	0	0	0	7.611.9[illegible]
403	01	01	00	Alquileres de edificios y locales	0	7.611.988	0	0		
403	02	00	00	Alquileres de maquinaria y equipos	0	22.780.321	0	0		
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	0	20.380.589	0	0		
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	0	507.466	0	0		
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	0	507.466	0	0		
403	02	99	00	Alquileres de otras maquinaria y equipos	0	1.384.800	0	0		
403	04	00	00	Servicios básicos	0	21.926.109	0	0		
403	04	02	00	Gas	0	3.805.996	0	0		
403	04	03	00	Agua	0	3.805.996	0	0		

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
403	04	04	00	Teléfonos	0	11.417.987	0	0	0	11.417.987
403	04	04	01	Servicios de telefonía prestados por organismos públicos	0	6.343.327	0	0	0	6.343.327
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	0	5.074.660	0	0	0	5.074.660
403	04	07	00	Servicio de condominio	0	2.896.130	0	0	0	2.896.130
403	06	00	00	Servicios de transporte y almacenaje	0	4.820.922	0	0	0	4.820.922
403	06	01	00	Fletes y embalajes	0	1.268.664	0	0	0	1.268.664
403	06	02	00	Almacenaje	0	1.268.664	0	0	0	1.268.664
403	06	03	00	Estacionamiento	0	1.268.664	0	0	0	1.268.664
403	06	04	00	Peaje	0	507.465	0	0	0	507.465
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	0	507.465	0	0	0	507.465
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	115.213.670	0	0	0	115.213.670
403	07	01	00	Publicidad y propaganda	0	5.074.658	0	0	0	5.074.658
403	07	02	00	Imprenta y reproducción	0	20.077.957	0	0	0	20.077.957
403	07	03	00	Relaciones sociales	0	74.837.078	0	0	0	74.837.078
403	07	04	00	Avisos	0	15.223.977	0	0	0	15.223.977
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	0	11.418.178	0	0	0	11.418.178
403	08	01	00	Primas y gastos de seguros	0	7.611.988	0	0	0	7.611.988
403	08	02	00	Comisiones y gastos bancarios	0	3.806.190	0	0	0	3.806.190
403	09	00	00	Viáticos y pasajes	0	31.897.942	0	0	0	31.897.942
403	09	01	00	Viáticos y pasajes dentro del país	0	23.785.954	0	0	0	23.785.954
403	09	02	00	Viáticos y pasajes fuera del país	0	8.111.988	0	0	0	8.111.988
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	181.813.353	0	0	0	181.813.353
403	10	03	00	Servicios de procesamiento de datos	0	897.143	0	0	0	897.143
403	10	04	00	Servicios de ingeniería y arquitectónicos	0	2.430.000	0	0	0	2.430.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	54.804.784	0	0	0	54.804.784
403	10	09	00	Servicios de lavandería y tintorería	0	2.537.329	0	0	0	2.537.329
403	10	10	00	Servicios de vigilancia	0	2.537.329	0	0	0	2.537.329
403	10	11	00	Servicios para la elaboración y suministro de comida	0	56.880.000	0	0	0	56.880.000
403	10	99	00	Otros servicios profesionales y técnicos	0	61.726.768	0	0	0	61.726.768
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	84.771.267	0	0	0	84.771.267

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	0	480.000	0	0	0	480.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	0	72.210.886	0	0	0	72.210.886
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	0	1.268.664	0	0	0	1.268.664
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	0	1.268.664	0	0	0	1.268.664
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	0	8.274.388	0	0	0	8.274.388
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	0	1.268.665	0	0	0	1.268.665
403	12	00	00	Conservación y reparaciones menores de obras	0	91.547.955	0	0	0	91.547.955
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	0	66.174.660	0	0	0	66.174.660
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	0	25.373.295	0	0	0	25.373.295
403	15	00	00	Servicios fiscales	0	507.466	0	0	0	507.466
403	15	02	00	Tasas y otros derechos obligatorios	0	253.733	0	0	0	253.733
403	15	03	00	Asignación a agentes de especies fiscales	0	253.733	0	0	0	253.733
403	16	00	00	Servicios de diversión, esparcimiento y culturales	0	130.000.000	0	0	0	130.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	0	130.000.000	0	0	0	130.000.000
403	18	00	00	Impuestos indirectos	47.235.450	228.629.152	0	0	0	275.864.602
403	18	01	00	Impuesto al valor agregado	47.235.450	228.629.152	0	0	0	275.864.602
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	0	3.183.421	0	0	0	3.183.421
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	0	3.183.421	0	0	0	3.183.421
403	99	00	00	Otros servicios no personales	0	13.945.388	0	0	0	13.945.388
403	99	01	00	Otros servicios no personales	0	13.945.388	0	0	0	13.945.388
404	**00**	**00**	**00**	**Activos reales**	**441.704.000**	**671.482.344**	**0**	**0**	**0**	**1.113.186.344**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	0	23.382.802	0	0	0	23.382.802
404	01	01	00	Repuestos mayores	0	3.311.829	0	0	0	3.311.829
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	0	3.311.829	0	0	0	3.311.829
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	0	20.070.973	0	0	0	20.070.973
404	01	02	01	Reparaciones, mejoras y adiciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	0	11.239.429	0	0	0	11.239.429
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	0	8.831.544	0	0	0	8.831.544
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	375.543.286	426.549.526	0	0	0	802.092.812

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	TOTAL
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	327.468.036	210.219.285	0	0	0	537.687.321
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	48.075.250	216.330.241	0	0	0	264.405.491
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	0	2.091.800	0	0	0	2.091.800
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	0	2.071.000	0	0	0	2.071.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	0	20.800	0	0	0	20.800
404	04	00	00	Equipos de transporte, tracción y elevación	0	14.967.815	0	0	0	14.967.815
404	04	01	00	Vehículos automotores terrestres	0	14.747.315	0	0	0	14.747.315
404	04	05	00	Vehículos de tracción no motorizados	0	220.500	0	0	0	220.500
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	31.494.155	0	0	0	31.494.155
404	05	01	00	Equipos de telecomunicaciones	0	30.390.211	0	0	0	30.390.211
404	05	02	00	Equipos de señalamiento	0	1.103.944	0	0	0	1.103.944
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	2.946.803	0	0	0	2.946.803
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	2.946.803	0	0	0	2.946.803
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	8.262.234	0	0	0	8.262.234
404	07	01	00	Equipos científicos y de laboratorio	0	1.103.944	0	0	0	1.103.944
404	07	02	00	Equipos de enseñanza, deporte y recreación	0	5.994.346	0	0	0	5.994.346
404	07	06	00	Instrumentos musicales y equipos de audio	0	1.163.944	0	0	0	1.163.944
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	84.268.817	0	0	0	84.268.817
404	09	01	00	Mobiliario y equipos de oficina	0	25.487.242	0	0	0	25.487.242
404	09	02	00	Equipos de computación	0	11.914.419	0	0	0	11.914.419
404	09	03	00	Mobiliario y equipos de alojamiento	0	41.660.898	0	0	0	41.660.898
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	0	5.206.258	0	0	0	5.206.258
404	12	00	00	Activos intangibles	0	4.338.981	0	0	0	4.338.981
404	12	04	00	Paquetes y programas de computación	0	4.338.981	0	0	0	4.338.981
404	13	00	00	Estudios y proyectos para inversión en activos fijos	19.732.143	15.089.286	0	0	0	34.821.429
404	13	01	00	Estudios y proyectos aplicables a bienes del dominio privado	19.732.143	0	0	0	0	19.732.143
404	13	02	00	Estudios y proyectos aplicables a bienes del dominio público	0	15.089.286	0	0	0	15.089.286
404	15	00	00	Construcciones del dominio privado	46.428.571	0	0	0	0	46.428.571
404	15	01	00	Construcciones de edificaciones médico-asistenciales	46.428.571	0	0	0	0	46.428.571

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
404	16	00	00	Construcciones del dominio público	0	52.757.143	0	0	0	52.757.143
404	16	03	00	Construcciones de instalaciones hidráulicas	0	52.757.143	0	0	0	52.757.143
404	99	00	00	Otros activos reales	0	5.332.982	0	0	0	5.332.982
404	99	01	00	Otros activos reales	0	5.332.982	0	0	0	5.332.982
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.141.184.378**	**5.633.784.271**	**0**	**1.856.000.000**	**0**	**8.630.968.649**
407	01	00	00	Transferencias y donaciones corrientes internas	999.123.628	5.387.437.990	0	1.856.000.000	0	8.242.561.618
407	01	01	00	Transferencias corrientes internas al sector privado	0	138.406.800	0	1.806.000.000	0	1.944.406.800
407	01	01	01	Pensiones del personal empleado, obrero y militar	0	0	0	160.515.948	0	160.515.948
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	0	0	0	1.132.277.187	0	1.132.277.187
407	01	01	03	Becas escolares	0	11.232.000	0	0	0	11.232.000
407	01	01	07	Otras becas	0	127.174.800	0	0	0	127.174.800
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	0	0	0	40.128.986	0	40.128.986
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	0	0	0	668.816	0	668.816
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	0	0	0	14.837.593	0	14.837.593
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	0	0	0	283.069.296	0	283.069.296
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	0	0	0	4.831.068	0	4.831.068
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	0	0	0	169.671.106	0	169.671.106
407	01	02	00	Donaciones corrientes internas al sector privado	0	125.203.018	0	0	0	125.203.018
407	01	02	01	Donaciones corrientes a personas	0	125.203.018	0	0	0	125.203.018
407	01	03	00	Transferencias corrientes internas al sector público	999.123.628	5.123.828.172	0	50.000.000	0	6.172.951.800
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	628.268.548	3.213.148.299	0	0	0	3.841.416.847
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	370.855.080	1.842.869.107	0	50.000.000	0	2.263.724.187
407	01	03	11	Transferencias corrientes al Poder Municipal	0	67.810.766	0	0	0	67.810.766
407	03	00	00	Transferencias y donaciones de capital internas	131.920.750	0	0	0	0	131.920.750
407	03	04	00	Donaciones de capital internas al sector público	131.920.750	0	0	0	0	131.920.750
407	03	04	01	Donaciones de capital a la República	131.920.750	0	0	0	0	131.920.750
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	10.140.000	246.346.281	0	0	0	256.486.281
407	12	02	00	Transferencias y Donaciones de Capital a Consejos Comunales	10.140.000	246.346.281	0	0	0	256.486.281
407	12	02	01	Transferencias de Capital a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	10.140.000	246.346.281	0	0	0	256.486.281

ENTIDAD FEDERAL: DISTRITO CAPITAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
408	00	00	00	**Otros gastos**	0	1.000.000	0	0	0	1.000.000
408	05	00	00	Obligaciones en el ejercicio vigente	0	850.000	0	0	0	850.000
408	05	01	00	Devoluciones de cobros indebidos	0	550.000	0	0	0	550.000
408	05	02	00	Devoluciones y reintegros diversos	0	300.000	0	0	0	300.000
408	08	00	00	Indemnizaciones y sanciones pecuniarias	0	150.000	0	0	0	150.000
408	08	01	00	Indemnizaciones por daños y perjuicios	0	150.000	0	0	0	150.000
408	08	01	01	Indemnizaciones por daños y perjuicios ocasionados por organismos de la República, del Poder Estadal y del Poder Municipal	0	150.000	0	0	0	150.000
411	00	00	00	**Disminución de pasivos**	0	31.680.725	0	0	0	31.680.725
411	11	00	00	Obligaciones de ejercicios anteriores	0	31.680.725	0	0	0	31.680.725
411	11	04	00	Compromisos pendientes de ejercicios anteriores	0	21.680.725	0	0	0	21.680.725
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	0	10.000.000	0	0	0	10.000.000
498	00	00	00	**Rectificaciones al presupuesto**	154.072.163	17.951.364	0	499.964	0	172.523.491
498	01	00	00	Rectificaciones al presupuesto	154.072.163	17.951.364	0	499.964	0	172.523.491
498	01	01	00	Rectificaciones al presupuesto	154.072.163	17.951.364	0	499.964	0	172.523.491
				Totales	1.784.195.991	13.562.153.154	0	1.906.000.000	0	17.252.349.145

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000024000 DESARROLLO DE ESTRATEGIAS PARA LA PREVENCIÓN DEL DELITO Y ADMINISTRACIÓN DE DESASTRES COMO FOMENTO A LOS DERECHOS DE SEGURIDAD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: COORDINAR, FORMULAR, EVALUAR Y SEGUIR LAS POLÍTICAS, PLANES, ESTRATEGIAS, LINEAMIENTOS Y DIRECTRICES NACIONALES EN MATERIA DE SEGURIDAD CIUDADANA, PREVENCIÓN DEL DELITO Y SERVICIOS DE ATENCIÓN DE EMERGENCIAS Y PREPARACIÓN PARA CASOS DE DESASTRES QUE COMPRENDEN LAS POLÍTICAS NACIONALES PARA LA PROTECCIÓN DE LA INTEGRIDAD FÍSICA DE LOS HABITANTES Y LOS BIENES Y PROPIEDADES DE LOS HABITANTES DEL DISTRITO CAPITAL, ASÍ COMO EL DISFRUTE DE SUS DERECHOS EN EL CUMPLIMIENTO DE SUS DEBERES.

UNIDAD DE MEDIDA: PERSONA **META:** 1.783.800

PRESUPUESTO: 2016

RESPONSABLE/EJECUTOR: SECRETARIA DE SEGURIDAD CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**11.767.987**	**0**	**0**	**0**	**11.767.987**
402	01	00	00	Productos alimenticios y agropecuarios	0	3.797.744	0	0	0	3.797.744
402	01	01	00	Alimentos y bebidas para personas	0	3.797.744	0	0	0	3.797.744
402	03	00	00	Textiles y vestuarios	0	1.203.330	0	0	0	1.203.330
402	03	01	00	Textiles	0	2.056	0	0	0	2.056
402	03	02	00	Prendas de vestir	0	1.201.274	0	0	0	1.201.274
402	05	00	00	Productos de papel, cartón e impresos	0	472.566	0	0	0	472.566
402	05	01	00	Pulpa de madera, papel y cartón	0	66.560	0	0	0	66.560
402	05	03	00	Productos de papel y cartón para oficina	0	406.006	0	0	0	406.006
402	06	00	00	Productos químicos y derivados	0	1.443.503	0	0	0	1.443.503
402	06	02	00	Abonos, plaguicidas y otros	0	15.933	0	0	0	15.933
402	06	05	00	Productos de tocador	0	10.530	0	0	0	10.530
402	06	08	00	Productos plásticos	0	1.417.040	0	0	0	1.417.040
402	08	00	00	Productos metálicos	0	364	0	0	0	364
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	364	0	0	0	364
402	10	00	00	Productos varios y útiles diversos	0	3.874.695	0	0	0	3.874.695
402	10	02	00	Materiales y útiles de limpieza y aseo	0	37.068	0	0	0	37.068
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	130.265	0	0	0	130.265
402	10	07	00	Productos de seguridad en el trabajo	0	2.325.252	0	0	0	2.325.252
402	10	08	00	Materiales para equipos de computación	0	1.375.480	0	0	0	1.375.480
402	10	11	00	Materiales eléctricos	0	6.630	0	0	0	6.630
402	99	00	00	Otros materiales y suministros	0	975.785	0	0	0	975.785
402	99	01	00	Otros materiales y suministros	0	975.785	0	0	0	975.785
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**23.232.013**	**0**	**0**	**0**	**23.232.013**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	19.294.583	0	0	0	19.294.583
403	10	07	00	Servicios de capacitación y adiestramiento	0	1.000.000	0	0	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

E5000 - 16

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000024000 DESARROLLO DE ESTRATEGIAS PARA LA PREVENCIÓN DEL DELITO Y ADMINISTRACIÓN DE DESASTRES COMO FOMENTO A LOS DERECHOS DE SEGURIDAD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: COORDINAR, FORMULAR, EVALUAR Y SEGUIR LAS POLÍTICAS, PLANES, ESTRATEGIAS, LINEAMIENTOS Y DIRECTRICES NACIONALES EN MATERIA DE SEGURIDAD CIUDADANA, PREVENCIÓN DEL DELITO Y SERVICIOS DE ATENCIÓN DE EMERGENCIAS Y PREPARACIÓN PARA CASOS DE DESASTRES QUE COMPRENDEN LAS POLÍTICAS NACIONALES PARA LA PROTECCIÓN DE LA INTEGRIDAD FÍSICA DE LOS HABITANTES Y LOS BIENES Y PROPIEDADES DE LOS HABITANTES DEL DISTRITO CAPITAL, ASÍ COMO EL DISFRUTE DE SUS DERECHOS EN EL CUMPLIMIENTO DE SUS DEBERES.

UNIDAD DE MEDIDA: PERSONA **META:** 1.783.800

RESPONSABLE/EJECUTOR: SECRETARIA DE SEGURIDAD CIUDADANA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000024001 CONVERSATORIOS SOBRE PLANES SOCIALES RELACIONADO CON EL CONSUMO DE SUSTANCIAS PSICOTRÓPICAS, PREVENCIÓN DEL DELITO, PREVENCIÓN DE EMBARAZO PRECOZ, ENFERMEDADES DE TRASMISIÓN SEXUAL, VIOLENCIA CONTRA LA MUJER Y CONVIVENCIA CIUDADANA DIRIGIDA A LAS ESCUELAS DISTRITALES, BASES DE MISIONES, URBANISMO

UNIDAD DE MEDIDA: CHARLA **META:** 104

RESPONSABLE/EJECUTOR: SECRETARÍA DE SEGURIDAD CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**540.047**	**0**	**0**	**0**	**540.047**
402	01	00	00	Productos alimenticios y agropecuarios	0	192.856	0	0	0	192.856
402	01	01	00	Alimentos y bebidas para personas	0	192.856	0	0	0	192.856
402	03	00	00	Textiles y vestuarios	0	303.200	0	0	0	303.200
402	03	02	00	Prendas de vestir	0	303.200	0	0	0	303.200
402	99	00	00	Otros materiales y suministros	0	43.991	0	0	0	43.991
402	99	01	00	Otros materiales y suministros	0	43.991	0	0	0	43.991
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**7.764.180**	**0**	**0**	**0**	**7.764.180**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	6.767.673	0	0	0	6.767.673
403	10	99	00	Otros servicios profesionales y técnicos	0	6.767.673	0	0	0	6.767.673
403	18	00	00	Impuestos indirectos	0	996.507	0	0	0	996.507
403	18	01	00	Impuesto al valor agregado	0	996.507	0	0	0	996.507
				Totales	**0**	**8.304.227**	**0**	**0**	**0**	**8.304.227**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000024000 DESARROLLO DE ESTRATEGIAS PARA LA PREVENCIÓN DEL DELITO Y ADMINISTRACIÓN DE DESASTRES COMO FOMENTO A LOS DERECHOS DE SEGURIDAD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: COORDINAR, FORMULAR, EVALUAR Y SEGUIR LAS POLÍTICAS, PLANES, ESTRATEGIAS, LINEAMIENTOS Y DIRECTRICES NACIONALES EN MATERIA DE SEGURIDAD CIUDADANA, PREVENCIÓN DEL DELITO Y SERVICIOS DE ATENCIÓN DE EMERGENCIAS Y PREPARACIÓN PARA CASOS DE DESASTRES QUE COMPRENDEN LAS POLÍTICAS NACIONALES PARA LA PROTECCIÓN DE LA INTEGRIDAD FÍSICA DE LOS HABITANTES Y LOS BIENES Y PROPIEDADES DE LOS HABITANTES DEL DISTRITO CAPITAL, ASÍ COMO EL DISFRUTE DE SUS DERECHOS EN EL CUMPLIMIENTO DE SUS DEBERES.

UNIDAD DE MEDIDA: PERSONA **META:** 1.783.800

RESPONSABLE/EJECUTOR: SECRETARIA DE SEGURIDAD CIUDADANA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000024002 PROGRAMAS DE FORMACIÓN Y CAPACITACIÓN DE BRIGADAS INFANTILES Y JUVENILES AMBIENTALES EN URBANISMO DE LA GRAN MISIÓN VIVIENDA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 22

RESPONSABLE/EJECUTOR: SECRETARÍA DE SEGURIDAD CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	00	00	00	**Materiales, suministros y mercancías**	0	475.681	0	0	0	475.681
402	01	00	00	Productos alimenticios y agropecuarios	0	230.739	0	0	0	230.739
402	01	01	00	Alimentos y bebidas para personas	0	230.739	0	0	0	230.739
402	03	00	00	Textiles y vestuarios	0	244.942	0	0	0	244.942
402	03	02	00	Prendas de vestir	0	244.942	0	0	0	244.942
403	00	00	00	**Servicios no personales**	0	64.866	0	0	0	64.866
403	18	00	00	Impuestos indirectos	0	64.866	0	0	0	64.866
403	18	01	00	Impuesto al valor agregado	0	64.866	0	0	0	64.866
				Totales	0	540.547	0	0	0	540.547

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000024000 DESARROLLO DE ESTRATEGIAS PARA LA PREVENCIÓN DEL DELITO Y ADMINISTRACIÓN DE DESASTRES COMO FOMENTO A LOS DERECHOS DE SEGURIDAD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: COORDINAR, FORMULAR, EVALUAR Y SEGUIR LAS POLÍTICAS, PLANES, ESTRATEGIAS, LINEAMIENTOS Y DIRECTRICES NACIONALES EN MATERIA DE SEGURIDAD CIUDADANA, PREVENCIÓN DEL DELITO Y SERVICIOS DE ATENCIÓN DE EMERGENCIAS Y PREPARACIÓN PARA CASOS DE DESASTRES QUE COMPRENDEN LAS POLÍTICAS NACIONALES PARA LA PROTECCIÓN DE LA INTEGRIDAD FÍSICA DE LOS HABITANTES Y LOS BIENES Y PROPIEDADES DE LOS HABITANTES DEL DISTRITO CAPITAL, ASÍ COMO EL DISFRUTE DE SUS DERECHOS EN EL CUMPLIMIENTO DE SUS DEBERES.

UNIDAD DE MEDIDA: PERSONA **META:** 1.783.800

RESPONSABLE/EJECUTOR: SECRETARIA DE SEGURIDAD CIUDADANA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000024003 INSTALACIÓN Y ADECUACIÓN DE SISTEMAS DE SEGURIDAD (CIRCUITO CERRADO DE TELEVISIÓN, CONTROL DE ACCESO, SISTEMAS DE ALARMAS Y DETECTOR DE INCENDIOS), DOTACIÓN DE UNIFORMES, MATERIALES DE OFICINA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: SECRETARÍA DE SEGURIDAD CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	00	00	00	**Materiales, suministros y mercancías**	0	9.952.962	0	0	0	9.952.962
402	01	00	00	Productos alimenticios y agropecuarios	0	2.994.180	0	0	0	2.994.180
402	01	01	00	Alimentos y bebidas para personas	0	2.994.180	0	0	0	2.994.180
402	03	00	00	Textiles y vestuarios	0	235.860	0	0	0	235.860
402	03	01	00	Textiles	0	2.056	0	0	0	2.056
402	03	02	00	Prendas de vestir	0	233.804	0	0	0	233.804
402	05	00	00	Productos de papel, cartón e impresos	0	472.566	0	0	0	472.566
402	05	01	00	Pulpa de madera, papel y cartón	0	66.560	0	0	0	66.560
402	05	03	00	Productos de papel y cartón para oficina	0	406.006	0	0	0	406.006
402	06	00	00	Productos químicos y derivados	0	1.443.503	0	0	0	1.443.503
402	06	02	00	Abonos, plaguicidas y otros	0	15.933	0	0	0	15.933
402	06	05	00	Productos de tocador	0	10.530	0	0	0	10.530
402	06	08	00	Productos plásticos	0	1.417.040	0	0	0	1.417.040
402	08	00	00	Productos metálicos	0	364	0	0	0	364
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	364	0	0	0	364
402	10	00	00	Productos varios y útiles diversos	0	3.874.695	0	0	0	3.874.695
402	10	02	00	Materiales y útiles de limpieza y aseo	0	37.068	0	0	0	37.068
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	130.265	0	0	0	130.265
402	10	07	00	Productos de seguridad en el trabajo	0	2.325.252	0	0	0	2.325.252
402	10	08	00	Materiales para equipos de computación	0	1.375.480	0	0	0	1.375.480
402	10	11	00	Materiales eléctricos	0	6.630	0	0	0	6.630
402	99	00	00	Otros materiales y suministros	0	931.794	0	0	0	931.794

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000024000 DESARROLLO DE ESTRATEGIAS PARA LA PREVENCIÓN DEL DELITO Y ADMINISTRACIÓN DE DESASTRES COMO FOMENTO A LOS DERECHOS DE SEGURIDAD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: COORDINAR, FORMULAR, EVALUAR Y SEGUIR LAS POLÍTICAS, PLANES, ESTRATEGIAS, LINEAMIENTOS Y DIRECTRICES NACIONALES EN MATERIA DE SEGURIDAD CIUDADANA, PREVENCIÓN DEL DELITO Y SERVICIOS DE ATENCIÓN DE EMERGENCIAS Y PREPARACIÓN PARA CASOS DE DESASTRES QUE COMPRENDEN LAS POLÍTICAS NACIONALES PARA LA PROTECCIÓN DE LA INTEGRIDAD FÍSICA DE LOS HABITANTES Y LOS BIENES Y PROPIEDADES DE LOS HABITANTES DEL DISTRITO CAPITAL, ASÍ COMO EL DISFRUTE DE SUS DERECHOS EN EL CUMPLIMIENTO DE SUS DEBERES.

UNIDAD DE MEDIDA: PERSONA **META:** 1.783.800

RESPONSABLE/EJECUTOR: SECRETARIA DE SEGURIDAD CIUDADANA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000024003 INSTALACIÓN Y ADECUACIÓN DE SISTEMAS DE SEGURIDAD (CIRCUITO CERRADO DE TELEVISIÓN, CONTROL DE ACCESO, SISTEMAS DE ALARMAS Y DETECTOR DE INCENDIOS), DOTACIÓN DE UNIFORMES, MATERIALES DE OFICINA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 12

RESPONSABLE/EJECUTOR: SECRETARÍA DE SEGURIDAD CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	99	01	00	Otros materiales y suministros	0	931.794	0	0	0	931.794
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**15.293.973**	**0**	**0**	**0**	**15.293.973**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	12.526.910	0	0	0	12.526.910
403	10	07	00	Servicios de capacitación y adiestramiento	0	1.000.000	0	0	0	1.000.000
403	10	99	00	Otros servicios profesionales y técnicos	0	11.526.910	0	0	0	11.526.910
403	18	00	00	Impuestos indirectos	0	2.767.063	0	0	0	2.767.063
403	18	01	00	Impuesto al valor agregado	0	2.767.063	0	0	0	2.767.063
				Totales	**0**	**25.246.935**	**0**	**0**	**0**	**25.246.935**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

E5000 - 20

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000024000 DESARROLLO DE ESTRATEGIAS PARA LA PREVENCIÓN DEL DELITO Y ADMINISTRACIÓN DE DESASTRES COMO FOMENTO A LOS DERECHOS DE SEGURIDAD DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: COORDINAR, FORMULAR, EVALUAR Y SEGUIR LAS POLÍTICAS, PLANES, ESTRATEGIAS, LINEAMIENTOS Y DIRECTRICES NACIONALES EN MATERIA DE SEGURIDAD CIUDADANA, PREVENCIÓN DEL DELITO Y SERVICIOS DE ATENCIÓN DE EMERGENCIAS Y PREPARACIÓN PARA CASOS DE DESASTRES QUE COMPRENDEN LAS POLÍTICAS NACIONALES PARA LA PROTECCIÓN DE LA INTEGRIDAD FÍSICA DE LOS HABITANTES Y LOS BIENES Y PROPIEDADES DE LOS HABITANTES DEL DISTRITO CAPITAL, ASÍ COMO EL DISFRUTE DE SUS DERECHOS EN EL CUMPLIMIENTO DE SUS DEBERES.

UNIDAD DE MEDIDA: PERSONA **META:** 1.783.800

RESPONSABLE/EJECUTOR: SECRETARIA DE SEGURIDAD CIUDADANA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000024004 FOROS SOBRE LA SEGURIDAD CIUDADANA EN EL SOCIALISMO BOLIVARIANO DEL SIGLO XXI; EN EL CONTEXTO DEL NUEVO CIUDADANO Y LA COMUNA SOCIALISTA EN ESPACIOS COMUNES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 22

RESPONSABLE/EJECUTOR: SECRETARÍA DE SEGURIDAD CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	0	**799.297**	0	0	0	**799.297**
402	01	00	00	Productos alimenticios y agropecuarios	0	379.969	0	0	0	379.969
402	01	01	00	Alimentos y bebidas para personas	0	379.969	0	0	0	379.969
402	03	00	00	Textiles y vestuarios	0	419.328	0	0	0	419.328
402	03	02	00	Prendas de vestir	0	419.328	0	0	0	419.328
403	00	00	00	**Servicios no personales**	0	**108.994**	0	0	0	**108.994**
403	18	00	00	Impuestos indirectos	0	108.994	0	0	0	108.994
403	18	01	00	Impuesto al valor agregado	0	108.994	0	0	0	108.994
				Totales	0	**908.291**	0	0	0	**908.291**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000032000 OPTIMIZACIÓN DE LOS PROCESOS INHERENTES A LA UNIDAD DE AUDITORÍA INTERNA DEL GOBIERNO DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ADECUAR LOS PROCESOS DE GESTIÓN INTERNA Y DE CONTROL FISCAL, ASÍ COMO LOS RECURSOS MATERIALES Y HUMANOS CON MIRAS A SOLVENTAR LA MORA EXISTENTE EN CUANTO A ACCIONES DE CONTROL Y FISCALIZACIÓN A LOS DISTINTOS ÓRGANOS Y ENTES DEL GOBIERNO DE DISTRITO CAPITAL.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 50

RESPONSABLE/EJECUTOR: AUDITORÍA INTERNA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**1.300.000**	**0**	**0**	**0**	**1.300.000**
402	05	00	00	Productos de papel, cartón e impresos	0	363.115	0	0	0	363.115
402	05	03	00	Productos de papel y cartón para oficina	0	353.115	0	0	0	353.115
402	05	05	00	Material de enseñanza	0	10.000	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	0	936.885	0	0	0	936.885
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	133.165	0	0	0	133.165
402	10	08	00	Materiales para equipos de computación	0	803.720	0	0	0	803.720
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**2.450.000**	**0**	**0**	**0**	**2.450.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	1.256.786	0	0	0	1.256.786
403	07	02	00	Imprenta y reproducción	0	500.000	0	0	0	500.000
403	07	03	00	Relaciones sociales	0	756.786	0	0	0	756.786
403	09	00	00	Viáticos y pasajes	0	37.314	0	0	0	37.314
403	09	01	00	Viáticos y pasajes dentro del país	0	37.314	0	0	0	37.314
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	750.000	0	0	0	750.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	350.000	0	0	0	350.000
403	10	99	00	Otros servicios profesionales y técnicos	0	400.000	0	0	0	400.000
403	18	00	00	Impuestos indirectos	0	405.900	0	0	0	405.900
403	18	01	00	Impuesto al valor agregado	0	405.900	0	0	0	405.900
				Totales	**0**	**3.750.000**	**0**	**0**	**0**	**3.750.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS E5000 - 22

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000032000 OPTIMIZACIÓN DE LOS PROCESOS INHERENTES A LA UNIDAD DE AUDITORÍA INTERNA DEL GOBIERNO DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ADECUAR LOS PROCESOS DE GESTIÓN INTERNA Y DE CONTROL FISCAL, ASÍ COMO LOS RECURSOS MATERIALES Y HUMANOS CON MIRAS A SOLVENTAR LA MORA EXISTENTE EN CUANTO A ACCIONES DE CONTROL Y FISCALIZACIÓN A LOS DISTINTOS ÓRGANOS Y ENTES DEL GOBIERNO DE DISTRITO CAPITAL.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 50

RESPONSABLE/EJECUTOR: AUDITORÍA INTERNA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000032000 OPTIMIZACIÓN DE LOS PROCESOS INHERENTES A LA UNIDAD DE AUDITORÍA INTERNA DEL GOBIERNO DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ADECUAR LOS PROCESOS DE GESTIÓN INTERNA Y DE CONTROL FISCAL, ASÍ COMO LOS RECURSOS MATERIALES Y HUMANOS CON MIRAS A SOLVENTAR LA MORA EXISTENTE EN CUANTO A ACCIONES DE CONTROL Y FISCALIZACIÓN A LOS DISTINTOS ÓRGANOS Y ENTES DEL GOBIERNO DE DISTRITO CAPITAL.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 50

RESPONSABLE/EJECUTOR: AUDITORÍA INTERNA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000032001 AUDITORÍAS DE GESTIÓN A LOS ÓRGANOS Y ENTES ADSCRITOS AL GOBIERNO DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 15

RESPONSABLE/EJECUTOR: AUDITORÍA INTERNA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**500.000**	**0**	**0**	**0**	**500.000**
402	05	00	00	Productos de papel, cartón e impresos	0	80.415	0	0	0	80.415
402	05	03	00	Productos de papel y cartón para oficina	0	80.415	0	0	0	80.415
402	10	00	00	Productos varios y útiles diversos	0	419.585	0	0	0	419.585
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	39.585	0	0	0	39.585
402	10	08	00	Materiales para equipos de computación	0	380.000	0	0	0	380.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**500.000**	**0**	**0**	**0**	**500.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	120.000	0	0	0	120.000
403	07	03	00	Relaciones sociales	0	120.000	0	0	0	120.000
403	09	00	00	Viáticos y pasajes	0	37.314	0	0	0	37.314
403	09	01	00	Viáticos y pasajes dentro del país	0	37.314	0	0	0	37.314
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	230.000	0	0	0	230.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	230.000	0	0	0	230.000
403	18	00	00	Impuestos indirectos	0	112.686	0	0	0	112.686
403	18	01	00	Impuesto al valor agregado	0	112.686	0	0	0	112.686
				Totales	**0**	**1.000.000**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000032000 OPTIMIZACIÓN DE LOS PROCESOS INHERENTES A LA UNIDAD DE AUDITORÍA INTERNA DEL GOBIERNO DEL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: ADECUAR LOS PROCESOS DE GESTIÓN INTERNA Y DE CONTROL FISCAL, ASÍ COMO LOS RECURSOS MATERIALES Y HUMANOS CON MIRAS A SOLVENTAR LA MORA EXISTENTE EN CUANTO A ACCIONES DE CONTROL Y FISCALIZACIÓN A LOS DISTINTOS ÓRGANOS Y ENTES DEL GOBIERNO DE DISTRITO CAPITAL.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 50

RESPONSABLE/EJECUTOR: AUDITORÍA INTERNA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000032002 CAPACITACIÓN AL PODER POPULAR, EN MATERIA DE CONTRATACIÓN, CONTROL, PROYECTOS Y RENDICIÓN DE CUENTAS (EN COORDINACIÓN CONJUNTA CON LA SECRETARÍA DE PROMOCIÓN DE COMUNAS) Y ACTUACIONES FISCALES.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 35

RESPONSABLE/EJECUTOR: AUDITORÍA INTERNA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**800.000**	**0**	**0**	**0**	**800.000**
402	05	00	00	Productos de papel, cartón e impresos	0	282.700	0	0	0	282.700
402	05	03	00	Productos de papel y cartón para oficina	0	272.700	0	0	0	272.700
402	05	05	00	Material de enseñanza	0	10.000	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	0	517.300	0	0	0	517.300
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	93.580	0	0	0	93.580
402	10	08	00	Materiales para equipos de computación	0	423.720	0	0	0	423.720
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**1.950.000**	**0**	**0**	**0**	**1.950.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	1.136.786	0	0	0	1.136.786
403	07	02	00	Imprenta y reproducción	0	500.000	0	0	0	500.000
403	07	03	00	Relaciones sociales	0	636.786	0	0	0	636.786
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	520.000	0	0	0	520.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	120.000	0	0	0	120.000
403	10	99	00	Otros servicios profesionales y técnicos	0	400.000	0	0	0	400.000
403	18	00	00	Impuestos indirectos	0	293.214	0	0	0	293.214
403	18	01	00	Impuesto al valor agregado	0	293.214	0	0	0	293.214
				Totales	**0**	**2.750.000**	**0**	**0**	**0**	**2.750.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000053000 PUESTA EN MARCHA DE UNA PLATAFORMA TECNOLÓGICA, OPERADA DESDE EL GOBIERNO DEL DISTRITO CAPITAL, QUE PERMITA GARANTIZAR Y FORTALECER LA SEGURIDAD EN TIEMPO REAL EN LAS ESCUELAS DISTRITALES Y CENTROS ASISTENCIALES DE SALUD PÚBLICA.

OBJETIVO DEL PROYECTO: LA IMPLEMENTACIÓN DE LA PLATAFORMA TECNOLÓGICA OPERADA DESDE EL GOBIERNO DEL DISTRITO CAPITAL PERMITIRÁ OPTIMIZAR LOS NIVELES DE SEGURIDAD Y VELOCIDAD ADECUADOS PARA LA INTERCONEXIÓN Y ESTABLECIMIENTO DE LA TELEEDUCACIÓN DE LAS ESCUELAS DISTRITALES Y TELEMEDICINA DE LOS CENTROS DE ATENCIÓN INTEGRAL. PERMITIENDO ASÍ LA APLICACIÓN DE MECANISMOS DE INTEROPERATIVIDAD OPTIMIZANDO Y SIMPLIFICANDO LOS TRÁMITES ADMINISTRATIVOS, AL IGUAL QUE EL MEJORAMIENTO DE LA SEGURIDAD DE LAS ESCUELAS Y DE LOS CENTROS DE ATENCIÓN INTEGRAL.

UNIDAD DE MEDIDA: EQUIPO **META:** 2.433

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA INFORMÁTICA Y TELECOMUNICACIONES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**1.824.350**	**0**	**0**	**0**	**1.824.350**
402	10	00	00	Productos varios y útiles diversos	0	616.350	0	0	0	616.350
402	10	08	00	Materiales para equipos de computación	0	303.850	0	0	0	303.850
402	10	11	00	Materiales eléctricos	0	312.500	0	0	0	312.500
402	99	00	00	Otros materiales y suministros	0	1.208.000	0	0	0	1.208.000
402	99	01	00	Otros materiales y suministros	0	1.208.000	0	0	0	1.208.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**3.864.252**	**0**	**0**	**0**	**3.864.252**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	969.331	0	0	0	969.331
403	10	03	00	Servicios de procesamiento de datos	0	357.143	0	0	0	357.143
403	10	99	00	Otros servicios profesionales y técnicos	0	612.188	0	0	0	612.188
403	18	00	00	Impuestos indirectos	0	2.894.921	0	0	0	2.894.921
403	18	01	00	Impuesto al valor agregado	0	2.894.921	0	0	0	2.894.921
404	**00**	**00**	**00**	**Activos reales**	**0**	**21.311.398**	**0**	**0**	**0**	**21.311.398**
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	15.934.213	0	0	0	15.934.213
404	05	01	00	Equipos de telecomunicaciones	0	15.934.213	0	0	0	15.934.213
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	1.038.204	0	0	0	1.038.204
404	09	02	00	Equipos de computación	0	1.038.204	0	0	0	1.038.204
404	12	00	00	Activos intangibles	0	4.338.981	0	0	0	4.338.981
404	12	04	00	Paquetes y programas de computación	0	4.338.981	0	0	0	4.338.981
				Totales	**0**	**27.000.000**	**0**	**0**	**0**	**27.000.000**

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000053000 PUESTA EN MARCHA DE UNA PLATAFORMA TECNOLÓGICA, OPERADA DESDE EL GOBIERNO DEL DISTRITO CAPITAL, QUE PERMITA GARANTIZAR Y FORTALECER LA SEGURIDAD EN TIEMPO REAL EN LAS ESCUELAS DISTRITALES Y CENTROS ASISTENCIALES DE SALUD PÚBLICA.

OBJETIVO DEL PROYECTO: LA IMPLEMENTACIÓN DE LA PLATAFORMA TECNOLÓGICA OPERADA DESDE EL GOBIERNO DEL DISTRITO CAPITAL PERMITIRÁ OPTIMIZAR LOS NIVELES DE SEGURIDAD Y VELOCIDAD ADECUADOS PARA LA INTERCONEXIÓN Y ESTABLECIMIENTO DE LA TELEEDUCACIÓN DE LAS ESCUELAS DISTRITALES Y TELEMEDICINA DE LOS CENTROS DE ATENCIÓN INTEGRAL. PERMITIENDO ASÍ LA APLICACIÓN DE MECANISMOS DE INTEROPERATIVIDAD OPTIMIZANDO Y SIMPLIFICANDO LOS TRÁMITES ADMINISTRATIVOS, AL IGUAL QUE EL MEJORAMIENTO DE LA SEGURIDAD DE LAS ESCUELAS Y DE LOS CENTROS DE ATENCIÓN INTEGRAL.

UNIDAD DE MEDIDA: EQUIPO **META:** 2.433

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA INFORMÁTICA Y TELECOMUNICACIONES **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000053000 PUESTA EN MARCHA DE UNA PLATAFORMA TECNOLÓGICA, OPERADA DESDE EL GOBIERNO DEL DISTRITO CAPITAL, QUE PERMITA GARANTIZAR Y FORTALECER LA SEGURIDAD EN TIEMPO REAL EN LAS ESCUELAS DISTRITALES Y CENTROS ASISTENCIALES DE SALUD PÚBLICA.

OBJETIVO DEL PROYECTO: LA IMPLEMENTACIÓN DE LA PLATAFORMA TECNOLÓGICA OPERADA DESDE EL GOBIERNO DEL DISTRITO CAPITAL PERMITIRÁ OPTIMIZAR LOS NIVELES DE SEGURIDAD Y VELOCIDAD ADECUADOS PARA LA INTERCONEXIÓN Y ESTABLECIMIENTO DE LA TELEEDUCACIÓN DE LAS ESCUELAS DISTRITALES Y TELEMEDICINA DE LOS CENTROS DE ATENCIÓN INTEGRAL. PERMITIENDO ASÍ LA APLICACIÓN DE MECANISMOS DE INTEROPERATIVIDAD OPTIMIZANDO Y SIMPLIFICANDO LOS TRÁMITES ADMINISTRATIVOS, AL IGUAL QUE EL MEJORAMIENTO DE LA SEGURIDAD DE LAS ESCUELAS Y DE LOS CENTROS DE ATENCIÓN INTEGRAL.

UNIDAD DE MEDIDA: EQUIPO **META:** 2.433

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA INFORMÁTICA Y TELECOMUNICACIONES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000053001 EQUIPAMIENTO TECNOLÓGICO Y PUESTA EN MARCHA DE UNA PLATAFORMA TECNOLÓGICA EN LA INFRAESTRUCTURA DE LAS ESCUELAS DISTRITALES PARA EL DESARROLLO DE LA TELEEDUCACIÓN COMO MECANISMO DE SEGURIDAD, INTERCONEXIÓN Y ENVÍO DE INFORMACIÓN EN TIEMPO REAL.

UNIDAD DE MEDIDA: EQUIPO **META:** 1.262

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA INFORMÁTICA Y TELECOMUNICACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**789.150**	0	0	0	**789.150**
402	10	00	00	Productos varios y útiles diversos	0	185.150	0	0	0	185.150
402	10	08	00	Materiales para equipos de computación	0	28.900	0	0	0	28.900
402	10	11	00	Materiales eléctricos	0	156.250	0	0	0	156.250
402	99	00	00	Otros materiales y suministros	0	604.000	0	0	0	604.000
402	99	01	00	Otros materiales y suministros	0	604.000	0	0	0	604.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**2.161.382**	0	0	0	**2.161.382**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	612.188	0	0	0	612.188
403	10	03	00	Servicios de procesamiento de datos	0	357.143	0	0	0	357.143
403	10	99	00	Otros servicios profesionales y técnicos	0	255.045	0	0	0	255.045
403	18	00	00	Impuestos indirectos	0	1.549.194	0	0	0	1.549.194
403	18	01	00	Impuesto al valor agregado	0	1.549.194	0	0	0	1.549.194
404	**00**	**00**	**00**	**Activos reales**	**0**	**11.318.595**	0	0	0	**11.318.595**
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	8.879.664	0	0	0	8.879.664
404	05	01	00	Equipos de telecomunicaciones	0	8.879.664	0	0	0	8.879.664
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	449.950	0	0	0	449.950
404	09	02	00	Equipos de computación	0	449.950	0	0	0	449.950
404	12	00	00	Activos intangibles	0	1.988.981	0	0	0	1.988.981
404	12	04	00	Paquetes y programas de computación	0	1.988.981	0	0	0	1.988.981
				Totales	**0**	**14.269.127**	0	0	0	**14.269.127**

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000053000 PUESTA EN MARCHA DE UNA PLATAFORMA TECNOLÓGICA, OPERADA DESDE EL GOBIERNO DEL DISTRITO CAPITAL, QUE PERMITA GARANTIZAR Y FORTALECER LA SEGURIDAD EN TIEMPO REAL EN LAS ESCUELAS DISTRITALES Y CENTROS ASISTENCIALES DE SALUD PÚBLICA.

OBJETIVO DEL PROYECTO: LA IMPLEMENTACIÓN DE LA PLATAFORMA TECNOLÓGICA OPERADA DESDE EL GOBIERNO DEL DISTRITO CAPITAL PERMITIRÁ OPTIMIZAR LOS NIVELES DE SEGURIDAD Y VELOCIDAD ADECUADOS PARA LA INTERCONEXIÓN Y ESTABLECIMIENTO DE LA TELEEDUCACIÓN DE LAS ESCUELAS DISTRITALES Y TELEMEDICINA DE LOS CENTROS DE ATENCIÓN INTEGRAL. PERMITIENDO ASÍ LA APLICACIÓN DE MECANISMOS DE INTEROPERATIVIDAD OPTIMIZANDO Y SIMPLIFICANDO LOS TRÁMITES ADMINISTRATIVOS, AL IGUAL QUE EL MEJORAMIENTO DE LA SEGURIDAD DE LAS ESCUELAS Y DE LOS CENTROS DE ATENCIÓN INTEGRAL.

UNIDAD DE MEDIDA: EQUIPO **META:** 2.433

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA INFORMÁTICA Y TELECOMUNICACIONES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000053002 EQUIPAMIENTO TECNOLÓGICO Y PUESTA EN MARCHA DE UNA PLATAFORMA TECNOLÓGICA EN LA INFRAESTRUCTURA DE LOS CENTROS DE ATENCIÓN INTEGRAL DEL DISTRITO CAPITAL PARA EL DESARROLLO DE LA TELEMEDICINA EMPLEADO COMO MECANISMO PARA FORTALECER LA TELE VIGILANCIA REMOTA Y SEGURIDAD DE LAS OPERACIONES.

UNIDAD DE MEDIDA: EQUIPO **META:** 1.171

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA INFORMÁTICA Y TELECOMUNICACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**1.035.200**	**0**	**0**	**0**	**1.035.200**
402	10	00	00	Productos varios y útiles diversos	0	431.200	0	0	0	431.200
402	10	08	00	Materiales para equipos de computación	0	274.950	0	0	0	274.950
402	10	11	00	Materiales eléctricos	0	156.250	0	0	0	156.250
402	99	00	00	Otros materiales y suministros	0	604.000	0	0	0	604.000
402	99	01	00	Otros materiales y suministros	0	604.000	0	0	0	604.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**1.702.870**	**0**	**0**	**0**	**1.702.870**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	357.143	0	0	0	357.143
403	10	99	00	Otros servicios profesionales y técnicos	0	357.143	0	0	0	357.143
403	18	00	00	Impuestos indirectos	0	1.345.727	0	0	0	1.345.727
403	18	01	00	Impuesto al valor agregado	0	1.345.727	0	0	0	1.345.727
404	**00**	**00**	**00**	**Activos reales**	**0**	**9.992.803**	**0**	**0**	**0**	**9.992.803**
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	7.054.549	0	0	0	7.054.549
404	05	01	00	Equipos de telecomunicaciones	0	7.054.549	0	0	0	7.054.549
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	588.254	0	0	0	588.254
404	09	02	00	Equipos de computación	0	588.254	0	0	0	588.254
404	12	00	00	Activos intangibles	0	2.350.000	0	0	0	2.350.000
404	12	04	00	Paquetes y programas de computación	0	2.350.000	0	0	0	2.350.000
				Totales	**0**	**12.730.873**	**0**	**0**	**0**	**12.730.873**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000054000 CREACIÓN DE UN MODELO URBANO Y ARMÓNICO PARA ALCANZAR UN NUEVO PATRÓN SOCIO-TERRITORIAL EN EL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: IDENTIFICAR Y PROPONER ACCIONES PARA LA MEJORA DEL HÁBITAT DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: ACCIÓN

META: 73

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN SOCIO-TERRITORIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	0	703.886	0	0	0	703.886
402	01	00	00	Productos alimenticios y agropecuarios	0	455.000	0	0	0	455.000
402	01	01	00	Alimentos y bebidas para personas	0	455.000	0	0	0	455.000
402	10	00	00	Productos varios y útiles diversos	0	248.886	0	0	0	248.886
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	80.000	0	0	0	80.000
402	10	08	00	Materiales para equipos de computación	0	168.886	0	0	0	168.886
403	00	00	00	**Servicios no personales**	0	6.296.114	0	0	0	6.296.114
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	5.546.114	0	0	0	5.546.114
403	10	03	00	Servicios de procesamiento de datos	0	540.000	0	0	0	540.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	0	2.430.000	0	0	0	2.430.000
403	10	99	00	Otros servicios profesionales y técnicos	0	2.576.114	0	0	0	2.576.114
403	18	00	00	Impuestos indirectos	0	750.000	0	0	0	750.000
403	18	01	00	Impuesto al valor agregado	0	750.000	0	0	0	750.000
				Totales	0	7.000.000	0	0	0	7.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

E5000 - 30

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000054000 CREACIÓN DE UN MODELO URBANO Y ARMÓNICO PARA ALCANZAR UN NUEVO PATRÓN SOCIO-TERRITORIAL EN EL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: IDENTIFICAR Y PROPONER ACCIONES PARA LA MEJORA DEL HÁBITAT DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: ACCIÓN

META: 73

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN SOCIO-TERRITORIAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000054000 CREACIÓN DE UN MODELO URBANO Y ARMÓNICO PARA ALCANZAR UN NUEVO PATRÓN SOCIO-TERRITORIAL EN EL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: IDENTIFICAR Y PROPONER ACCIONES PARA LA MEJORA DEL HÁBITAT DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: ACCIÓN

META: 73

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN SOCIO-TERRITORIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E50000054001 SISTEMATIZACIÓN DE LA INFORMACIÓN GEOESPACIAL PARA DEMOCRATIZAR EL ACCESO A LA INFORMACIÓN SOCIO-TERRITORIAL EN EL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: ENTIDAD

META: 17

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN SOCIO-TERRITORIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**222.143**	**0**	**0**	**0**	**222.143**
402	01	00	00	Productos alimenticios y agropecuarios	0	130.000	0	0	0	130.000
402	01	01	00	Alimentos y bebidas para personas	0	130.000	0	0	0	130.000
402	10	00	00	Productos varios y útiles diversos	0	92.143	0	0	0	92.143
402	10	08	00	Materiales para equipos de computación	0	92.143	0	0	0	92.143
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**1.437.857**	**0**	**0**	**0**	**1.437.857**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	1.260.000	0	0	0	1.260.000
403	10	03	00	Servicios de procesamiento de datos	0	540.000	0	0	0	540.000
403	10	99	00	Otros servicios profesionales y técnicos	0	720.000	0	0	0	720.000
403	18	00	00	Impuestos indirectos	0	177.857	0	0	0	177.857
403	18	01	00	Impuesto al valor agregado	0	177.857	0	0	0	177.857
				Totales	**0**	**1.660.000**	**0**	**0**	**0**	**1.660.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

E5000 - 32

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000054000 CREACIÓN DE UN MODELO URBANO Y ARMÓNICO PARA ALCANZAR UN NUEVO PATRÓN SOCIO-TERRITORIAL EN EL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: IDENTIFICAR Y PROPONER ACCIONES PARA LA MEJORA DEL HÁBITAT DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: ACCIÓN **META:** 73

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN SOCIO-TERRITORIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000054002 FORMULACIÓN DEL PLAN DE ORDENACIÓN DEL TERRITORIO DEL DISTRITO CAPITAL (POT) . ETAPA II (PROSPECTIVA Y PROPUESTA).

UNIDAD DE MEDIDA: DOCUMENTO **META:** 14

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN SOCIO-TERRITORIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	00	00	00	**Materiales, suministros y mercancías**	0	76.743	0	0	0	76.743
402	10	00	00	Productos varios y útiles diversos	0	76.743	0	0	0	76.743
402	10	08	00	Materiales para equipos de computación	0	76.743	0	0	0	76.743
403	00	00	00	**Servicios no personales**	0	763.257	0	0	0	763.257
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	673.257	0	0	0	673.257
403	10	99	00	Otros servicios profesionales y técnicos	0	673.257	0	0	0	673.257
403	18	00	00	Impuestos indirectos	0	90.000	0	0	0	90.000
403	18	01	00	Impuesto al valor agregado	0	90.000	0	0	0	90.000
				Totales	0	840.000	0	0	0	840.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000054000 CREACIÓN DE UN MODELO URBANO Y ARMÓNICO PARA ALCANZAR UN NUEVO PATRÓN SOCIO-TERRITORIAL EN EL DISTRITO CAPITAL

OBJETIVO DEL PROYECTO: IDENTIFICAR Y PROPONER ACCIONES PARA LA MEJORA DEL HÁBITAT DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: ACCIÓN **META:** 73

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN SOCIO-TERRITORIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000054003 FORMULACIÓN , ACOMPAÑAMIENTO Y COLECTIVILIZACIÓN DE PLANES SECTORIALES, ESPECIALES Y COMUNALES EN EL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 42

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN SOCIO-TERRITORIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**405.000**	**0**	**0**	**0**	**405.000**
402	01	00	00	Productos alimenticios y agropecuarios	0	325.000	0	0	0	325.000
402	01	01	00	Alimentos y bebidas para personas	0	325.000	0	0	0	325.000
402	10	00	00	Productos varios y útiles diversos	0	80.000	0	0	0	80.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	80.000	0	0	0	80.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**4.095.000**	**0**	**0**	**0**	**4.095.000**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	3.612.857	0	0	0	3.612.857
403	10	04	00	Servicios de ingeniería y arquitectónicos	0	2.430.000	0	0	0	2.430.000
403	10	99	00	Otros servicios profesionales y técnicos	0	1.182.857	0	0	0	1.182.857
403	18	00	00	Impuestos indirectos	0	482.143	0	0	0	482.143
403	18	01	00	Impuesto al valor agregado	0	482.143	0	0	0	482.143
				Totales	**0**	**4.500.000**	**0**	**0**	**0**	**4.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000055000 DESARROLLO DE LA CARACAS PRODUCTIVA.

OBJETIVO DEL PROYECTO: INCREMENTAR Y FORTALECER EL TEJIDO SOCIO-PRODUCTIVO PARA LA PRODUCCIÓN DE LOS BIENES Y SERVICIOS REQUERIDOS PARA LA POBLACIÓN, A TRAVÉS DE LA CREACIÓN Y DESARROLLO DE UNIDADES Y REDES PRODUCTIVAS COMUNALES, PYMES Y OTRAS FORMAS ASOCIATIVAS EN EL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: UNIDAD **META:** 360

RESPONSABLE/EJECUTOR: SECRETARIA CARACAS PRODUCTIVA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	0	3.210.310	0	0	0	3.210.310
402	01	00	00	Productos alimenticios y agropecuarios	0	1.710.810	0	0	0	1.710.810
402	01	01	00	Alimentos y bebidas para personas	0	1.710.810	0	0	0	1.710.810
402	03	00	00	Textiles y vestuarios	0	445.000	0	0	0	445.000
402	03	02	00	Prendas de vestir	0	445.000	0	0	0	445.000
402	10	00	00	Productos varios y útiles diversos	0	1.054.500	0	0	0	1.054.500
402	10	08	00	Materiales para equipos de computación	0	949.500	0	0	0	949.500
402	10	99	00	Otros productos y útiles diversos	0	105.000	0	0	0	105.000
403	00	00	00	**Servicios no personales**	0	9.413.435	0	0	0	9.413.435
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	2.649.900	0	0	0	2.649.900
403	07	02	00	Imprenta y reproducción	0	879.600	0	0	0	879.600
403	07	03	00	Relaciones sociales	0	1.770.300	0	0	0	1.770.300
403	09	00	00	Viáticos y pasajes	0	412.678	0	0	0	412.678
403	09	01	00	Viáticos y pasajes dentro del país	0	412.678	0	0	0	412.678
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	4.208.000	0	0	0	4.208.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	808.000	0	0	0	808.000
403	10	99	00	Otros servicios profesionales y técnicos	0	3.400.000	0	0	0	3.400.000
403	18	00	00	Impuestos indirectos	0	2.142.857	0	0	0	2.142.857
403	18	01	00	Impuesto al valor agregado	0	2.142.857	0	0	0	2.142.857
404	00	00	00	**Activos reales**	0	7.376.255	0	0	0	7.376.255
404	04	00	00	Equipos de transporte, tracción y elevación	0	1.500.000	0	0	0	1.500.000
404	04	01	00	Vehículos automotores terrestres	0	1.500.000	0	0	0	1.500.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	116.569	0	0	0	116.569
404	05	01	00	Equipos de telecomunicaciones	0	116.569	0	0	0	116.569
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	227.902	0	0	0	227.902
404	07	02	00	Equipos de enseñanza, deporte y recreación	0	227.902	0	0	0	227.902
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	5.531.784	0	0	0	5.531.784
404	09	01	00	Mobiliario y equipos de oficina	0	1.041.136	0	0	0	1.041.136

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000055000 DESARROLLO DE LA CARACAS PRODUCTIVA.

OBJETIVO DEL PROYECTO: INCREMENTAR Y FORTALECER EL TEJIDO SOCIO-PRODUCTIVO PARA LA PRODUCCIÓN DE LOS BIENES Y SERVICIOS REQUERIDOS PARA LA POBLACIÓN, A TRAVÉS DE LA CREACIÓN Y DESARROLLO DE UNIDADES Y REDES PRODUCTIVAS COMUNALES, PYMES Y OTRAS FORMAS ASOCIATIVAS EN EL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: UNIDAD

META: 360

RESPONSABLE/EJECUTOR: SECRETARIA CARACAS PRODUCTIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
404	09	02	00	Equipos de computación	0	3.574.000	0	0	0	3.574.000
404	09	03	00	Mobiliario y equipos de alojamiento	0	916.648	0	0	0	916.648
				Totales	0	20.000.000	0	0	0	20.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS E5000 - 36

ENTIDAD FEDERAL: DISTRITO CAPITAL **PROYECTO:** E50000055000 DESARROLLO DE LA CARACAS PRODUCTIVA.

OBJETIVO DEL PROYECTO: INCREMENTAR Y FORTALECER EL TEJIDO SOCIO-PRODUCTIVO PARA LA PRODUCCIÓN DE LOS BIENES Y SERVICIOS REQUERIDOS PARA LA POBLACIÓN, A TRAVÉS DE LA CREACIÓN Y DESARROLLO DE UNIDADES Y REDES PRODUCTIVAS COMUNALES, PYMES Y OTRAS FORMAS ASOCIATIVAS EN EL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: UNIDAD **META:** 360

RESPONSABLE/EJECUTOR: SECRETARIA CARACAS PRODUCTIVA **PRESUPUESTO:** **2016**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000055000 DESARROLLO DE LA CARACAS PRODUCTIVA.

OBJETIVO DEL PROYECTO: INCREMENTAR Y FORTALECER EL TEJIDO SOCIO-PRODUCTIVO PARA LA PRODUCCIÓN DE LOS BIENES Y SERVICIOS REQUERIDOS PARA LA POBLACIÓN, A TRAVÉS DE LA CREACIÓN Y DESARROLLO DE UNIDADES Y REDES PRODUCTIVAS COMUNALES, PYMES Y OTRAS FORMAS ASOCIATIVAS EN EL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: UNIDAD **META:** 360

RESPONSABLE/EJECUTOR: SECRETARIA CARACAS PRODUCTIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000055001 CAPACITACIÓN DE LOS PRODUCTORES Y BRIGADISTAS DE LOS PROYECTOS SOCIOPRODUCTIVOS

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 32

RESPONSABLE/EJECUTOR: SECRETARÍA CARACAS PRODUCTIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**1.711.024**	**0**	**0**	**0**	**1.711.024**
402	01	00	00	Productos alimenticios y agropecuarios	0	1.625.024	0	0	0	1.625.024
402	01	01	00	Alimentos y bebidas para personas	0	1.625.024	0	0	0	1.625.024
402	10	00	00	Productos varios y útiles diversos	0	86.000	0	0	0	86.000
402	10	08	00	Materiales para equipos de computación	0	77.000	0	0	0	77.000
402	10	99	00	Otros productos y útiles diversos	0	9.000	0	0	0	9.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**3.756.370**	**0**	**0**	**0**	**3.756.370**
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	2.169.900	0	0	0	2.169.900
403	07	02	00	Imprenta y reproducción	0	399.600	0	0	0	399.600
403	07	03	00	Relaciones sociales	0	1.770.300	0	0	0	1.770.300
403	09	00	00	Viáticos y pasajes	0	72.678	0	0	0	72.678
403	09	01	00	Viáticos y pasajes dentro del país	0	72.678	0	0	0	72.678
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	928.000	0	0	0	928.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	128.000	0	0	0	128.000
403	10	99	00	Otros servicios profesionales y técnicos	0	800.000	0	0	0	800.000
403	18	00	00	Impuestos indirectos	0	585.792	0	0	0	585.792
403	18	01	00	Impuesto al valor agregado	0	585.792	0	0	0	585.792
				Totales	**0**	**5.467.394**	**0**	**0**	**0**	**5.467.394**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000055000 DESARROLLO DE LA CARACAS PRODUCTIVA.

OBJETIVO DEL PROYECTO: INCREMENTAR Y FORTALECER EL TEJIDO SOCIO-PRODUCTIVO PARA LA PRODUCCIÓN DE LOS BIENES Y SERVICIOS REQUERIDOS PARA LA POBLACIÓN, A TRAVÉS DE LA CREACIÓN Y DESARROLLO DE UNIDADES Y REDES PRODUCTIVAS COMUNALES, PYMES Y OTRAS FORMAS ASOCIATIVAS EN EL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: UNIDAD **META:** 360

RESPONSABLE/EJECUTOR: SECRETARIA CARACAS PRODUCTIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000055002 ASISTENCIA TÉCNICA A PROYECTOS SOCIOPRODUCTIVOS NUEVOS Y EN MARCHA.

UNIDAD DE MEDIDA: UNIDAD **META:** 300

RESPONSABLE/EJECUTOR: SECRETARÍA CARACAS PRODUCTIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**1.378.095**	**0**	**0**	0	**1.378.095**
402	01	00	00	Productos alimenticios y agropecuarios	0	28.595	0	0	0	28.595
402	01	01	00	Alimentos y bebidas para personas	0	28.595	0	0	0	28.595
402	03	00	00	Textiles y vestuarios	0	445.000	0	0	0	445.000
402	03	02	00	Prendas de vestir	0	445.000	0	0	0	445.000
402	10	00	00	Productos varios y útiles diversos	0	904.500	0	0	0	904.500
402	10	08	00	Materiales para equipos de computación	0	872.500	0	0	0	872.500
402	10	99	00	Otros productos y útiles diversos	0	32.000	0	0	0	32.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**2.573.722**	**0**	**0**	0	**2.573.722**
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	480.000	0	0	0	480.000
403	07	02	00	Imprenta y reproducción	0	480.000	0	0	0	480.000
403	09	00	00	Viáticos y pasajes	0	100.000	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	0	100.000	0	0	0	100.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	780.000	0	0	0	780.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	180.000	0	0	0	180.000
403	10	99	00	Otros servicios profesionales y técnicos	0	600.000	0	0	0	600.000
403	18	00	00	Impuestos indirectos	0	1.213.722	0	0	0	1.213.722
403	18	01	00	Impuesto al valor agregado	0	1.213.722	0	0	0	1.213.722
404	**00**	**00**	**00**	**Activos reales**	**0**	**7.376.255**	**0**	**0**	0	**7.376.255**
404	04	00	00	Equipos de transporte, tracción y elevación	0	1.500.000	0	0	0	1.500.000
404	04	01	00	Vehículos automotores terrestres	0	1.500.000	0	0	0	1.500.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	116.569	0	0	0	116.569
404	05	01	00	Equipos de telecomunicaciones	0	116.569	0	0	0	116.569

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000055000 DESARROLLO DE LA CARACAS PRODUCTIVA.

OBJETIVO DEL PROYECTO: INCREMENTAR Y FORTALECER EL TEJIDO SOCIO-PRODUCTIVO PARA LA PRODUCCIÓN DE LOS BIENES Y SERVICIOS REQUERIDOS PARA LA POBLACIÓN, A TRAVÉS DE LA CREACIÓN Y DESARROLLO DE UNIDADES Y REDES PRODUCTIVAS COMUNALES, PYMES Y OTRAS FORMAS ASOCIATIVAS EN EL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: UNIDAD **META:** 360

RESPONSABLE/EJECUTOR: SECRETARIA CARACAS PRODUCTIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000055002 ASISTENCIA TÉCNICA A PROYECTOS SOCIOPRODUCTIVOS NUEVOS Y EN MARCHA.

UNIDAD DE MEDIDA: UNIDAD **META:** 300

RESPONSABLE/EJECUTOR: SECRETARÍA CARACAS PRODUCTIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	227.902	0	0	0	227.902
404	07	02	00	Equipos de enseñanza, deporte y recreación	0	227.902	0	0	0	227.902
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	5.531.784	0	0	0	5.531.784
404	09	01	00	Mobiliario y equipos de oficina	0	1.041.136	0	0	0	1.041.136
404	09	02	00	Equipos de computación	0	3.574.000	0	0	0	3.574.000
404	09	03	00	Mobiliario y equipos de alojamiento	0	916.648	0	0	0	916.648
				Totales	0	11.328.072	0	0	0	11.328.072

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS E5000 - 40

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000055000 DESARROLLO DE LA CARACAS PRODUCTIVA.

OBJETIVO DEL PROYECTO: INCREMENTAR Y FORTALECER EL TEJIDO SOCIO-PRODUCTIVO PARA LA PRODUCCIÓN DE LOS BIENES Y SERVICIOS REQUERIDOS PARA LA POBLACIÓN, A TRAVÉS DE LA CREACIÓN Y DESARROLLO DE UNIDADES Y REDES PRODUCTIVAS COMUNALES, PYMES Y OTRAS FORMAS ASOCIATIVAS EN EL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: UNIDAD **META:** 360

RESPONSABLE/EJECUTOR: SECRETARIA CARACAS PRODUCTIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000055003 FORTALECIMIENTO Y CONSOLIDACIÓN DE LAS REDES PRODUCTIVAS.

UNIDAD DE MEDIDA: PROGRAMA **META:** 14

RESPONSABLE/EJECUTOR: SECRETARÍA CARACAS PRODUCTIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**60.595**	**0**	**0**	**0**	**60.595**
402	01	00	00	Productos alimenticios y agropecuarios	0	28.595	0	0	0	28.595
402	01	01	00	Alimentos y bebidas para personas	0	28.595	0	0	0	28.595
402	10	00	00	Productos varios y útiles diversos	0	32.000	0	0	0	32.000
402	10	99	00	Otros productos y útiles diversos	0	32.000	0	0	0	32.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**1.463.272**	**0**	**0**	**0**	**1.463.272**
403	09	00	00	Viáticos y pasajes	0	140.000	0	0	0	140.000
403	09	01	00	Viáticos y pasajes dentro del país	0	140.000	0	0	0	140.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	1.160.000	0	0	0	1.160.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	260.000	0	0	0	260.000
403	10	99	00	Otros servicios profesionales y técnicos	0	900.000	0	0	0	900.000
403	18	00	00	Impuestos indirectos	0	163.272	0	0	0	163.272
403	18	01	00	Impuesto al valor agregado	0	163.272	0	0	0	163.272
				Totales	**0**	**1.523.867**	**0**	**0**	**0**	**1.523.867**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS E5000 - 41

ENTIDAD FEDERAL: DISTRITO CAPITAL **PROYECTO:** E50000055000 DESARROLLO DE LA CARACAS PRODUCTIVA.

OBJETIVO DEL PROYECTO: INCREMENTAR Y FORTALECER EL TEJIDO SOCIO-PRODUCTIVO PARA LA PRODUCCIÓN DE LOS BIENES Y SERVICIOS REQUERIDOS PARA LA POBLACIÓN, A TRAVÉS DE LA CREACIÓN Y DESARROLLO DE UNIDADES Y REDES PRODUCTIVAS COMUNALES, PYMES Y OTRAS FORMAS ASOCIATIVAS EN EL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: UNIDAD **META:** 360

RESPONSABLE/EJECUTOR: SECRETARIA CARACAS PRODUCTIVA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000055004 CONVENIOS INTERINSTITUCIONALES PARA FORTALECER EL ÁREA ECONÓMICA.

UNIDAD DE MEDIDA: CONVENIO **META:** 14

RESPONSABLE/EJECUTOR: SECRETARÍA CARACAS PRODUCTIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**60.596**	**0**	**0**	**0**	**60.596**
402	01	00	00	Productos alimenticios y agropecuarios	0	28.596	0	0	0	28.596
402	01	01	00	Alimentos y bebidas para personas	0	28.596	0	0	0	28.596
402	10	00	00	Productos varios y útiles diversos	0	32.000	0	0	0	32.000
402	10	99	00	Otros productos y útiles diversos	0	32.000	0	0	0	32.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**1.620.071**	**0**	**0**	**0**	**1.620.071**
403	09	00	00	Viáticos y pasajes	0	100.000	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	0	100.000	0	0	0	100.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	1.340.000	0	0	0	1.340.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	240.000	0	0	0	240.000
403	10	99	00	Otros servicios profesionales y técnicos	0	1.100.000	0	0	0	1.100.000
403	18	00	00	Impuestos indirectos	0	180.071	0	0	0	180.071
403	18	01	00	Impuesto al valor agregado	0	180.071	0	0	0	180.071
				Totales	**0**	**1.680.667**	**0**	**0**	**0**	**1.680.667**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000056000 ACOMPAÑAMIENTO INTEGRAL A LAS INSTANCIAS DEL PODER POPULAR CON EL FIN DE CONTRIBUIR A LA CONSOLIDACIÓN DEL ESTADO COMUNAL Y DEL SOCIALISMO BOLIVARIANO.

OBJETIVO DEL PROYECTO: ACOMPAÑAR A LAS COMUNIDADES ORGANIZADAS EN SUS PROCESOS DE ORGANIZACIÓN Y PARTICIPACIÓN ORIENTADOS AL DESARROLLO DE ESTRATEGIAS DE AUTOGESTIÓN Y COGESTIÓN PARA MEJORAR SUSTANCIALMENTE SUS CONDICIONES DE VIDA.

UNIDAD DE MEDIDA: PROYECTO DE INVESTIGACIÓN **META:** 154

RESPONSABLE/EJECUTOR: SECRETARÍA DE PROMOCIÓN DE COMUNAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS - Bolívares - Recursos Ordinarios - Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios - Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**10.772.488**	**0**	**0**	**0**	**10.772.488**
402	01	00	00	Productos alimenticios y agropecuarios	0	6.453.000	0	0	0	6.453.000
402	01	01	00	Alimentos y bebidas para personas	0	6.453.000	0	0	0	6.453.000
402	05	00	00	Productos de papel, cartón e impresos	0	300.000	0	0	0	300.000
402	05	03	00	Productos de papel y cartón para oficina	0	300.000	0	0	0	300.000
402	08	00	00	Productos metálicos	0	38.000	0	0	0	38.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	38.000	0	0	0	38.000
402	10	00	00	Productos varios y útiles diversos	0	3.981.488	0	0	0	3.981.488
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	462.000	0	0	0	462.000
402	10	08	00	Materiales para equipos de computación	0	3.319.488	0	0	0	3.319.488
402	10	99	00	Otros productos y útiles diversos	0	200.000	0	0	0	200.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**12.476.731**	**0**	**0**	**0**	**12.476.731**
403	02	00	00	Alquileres de maquinaria y equipos	0	1.384.800	0	0	0	1.384.800
403	02	99	00	Alquileres de otras maquinaria y equipos	0	1.384.800	0	0	0	1.384.800
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	3.154.160	0	0	0	3.154.160
403	07	03	00	Relaciones sociales	0	3.154.160	0	0	0	3.154.160
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	5.446.784	0	0	0	5.446.784
403	10	07	00	Servicios de capacitación y adiestramiento	0	2.646.784	0	0	0	2.646.784
403	10	99	00	Otros servicios profesionales y técnicos	0	2.800.000	0	0	0	2.800.000
403	18	00	00	Impuestos indirectos	0	2.490.987	0	0	0	2.490.987
403	18	01	00	Impuesto al valor agregado	0	2.490.987	0	0	0	2.490.987
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**124.750.781**	**0**	**0**	**0**	**124.750.781**
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	0	124.750.781	0	0	0	124.750.781
407	12	02	00	Transferencias y Donaciones de Capital a Consejos Comunales	0	124.750.781	0	0	0	124.750.781
407	12	02	01	Transferencias de Capital a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	0	124.750.781	0	0	0	124.750.781
				Totales	**0**	**148.000.000**	**0**	**0**	**0**	**148.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS E5000 - 43

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000056000 ACOMPAÑAMIENTO INTEGRAL A LAS INSTANCIAS DEL PODER POPULAR CON EL FIN DE CONTRIBUIR A LA CONSOLIDACIÓN DEL ESTADO COMUNAL Y DEL SOCIALISMO BOLIVARIANO.

OBJETIVO DEL PROYECTO: ACOMPAÑAR A LAS COMUNIDADES ORGANIZADAS EN SUS PROCESOS DE ORGANIZACIÓN Y PARTICIPACIÓN ORIENTADOS AL DESARROLLO DE ESTRATEGIAS DE AUTOGESTIÓN Y COGESTIÓN PARA MEJORAR SUSTANCIALMENTE SUS CONDICIONES DE VIDA.

UNIDAD DE MEDIDA: PROYECTO DE INVESTIGACIÓN **META:** 154

RESPONSABLE/EJECUTOR: SECRETARÍA DE PROMOCIÓN DE COMUNAS **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000056000 ACOMPAÑAMIENTO INTEGRAL A LAS INSTANCIAS DEL PODER POPULAR CON EL FIN DE CONTRIBUIR A LA CONSOLIDACIÓN DEL ESTADO COMUNAL Y DEL SOCIALISMO BOLIVARIANO.

OBJETIVO DEL PROYECTO: ACOMPAÑAR A LAS COMUNIDADES ORGANIZADAS EN SUS PROCESOS DE ORGANIZACIÓN Y PARTICIPACIÓN ORIENTADOS AL DESARROLLO DE ESTRATEGIAS DE AUTOGESTIÓN Y COGESTIÓN PARA MEJORAR SUSTANCIALMENTE SUS CONDICIONES DE VIDA.

UNIDAD DE MEDIDA: PROYECTO DE INVESTIGACIÓN **META:** 154

RESPONSABLE/EJECUTOR: SECRETARÍA DE PROMOCIÓN DE COMUNAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000056001 ACOMPAÑAMIENTO TECNO -POLÍTICO A LAS INSTANCIAS DEL PODER POPULAR PARA LA FORMULACIÓN DE PROYECTOS DE DESARROLLO COMUNITARIO EN ÁREAS SOCIALES Y DE INFRAESTRUCTURA EN SERVICIOS BÁSICOS.

UNIDAD DE MEDIDA: PROYECTO DE INVESTIGACIÓN **META:** 47

RESPONSABLE/EJECUTOR: SECRETARÍA DE PROMOCIÓN DE COMUNAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**1.883.820**	**0**	**0**	**0**	**1.883.820**
402	01	00	00	Productos alimenticios y agropecuarios	0	1.159.500	0	0	0	1.159.500
402	01	01	00	Alimentos y bebidas para personas	0	1.159.500	0	0	0	1.159.500
402	05	00	00	Productos de papel, cartón e impresos	0	100.000	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	0	100.000	0	0	0	100.000
402	08	00	00	Productos metálicos	0	38.000	0	0	0	38.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	38.000	0	0	0	38.000
402	10	00	00	Productos varios y útiles diversos	0	586.320	0	0	0	586.320
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	282.000	0	0	0	282.000
402	10	08	00	Materiales para equipos de computación	0	204.320	0	0	0	204.320
402	10	99	00	Otros productos y útiles diversos	0	100.000	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**5.861.432**	**0**	**0**	0	**5.861.432**
403	02	00	00	Alquileres de maquinaria y equipos	0	1.384.800	0	0	0	1.384.800
403	02	99	00	Alquileres de otras maquinaria y equipos	0	1.384.800	0	0	0	1.384.800
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	3.646.784	0	0	0	3.646.784
403	10	07	00	Servicios de capacitación y adiestramiento	0	1.646.784	0	0	0	1.646.784
403	10	99	00	Otros servicios profesionales y técnicos	0	2.000.000	0	0	0	2.000.000
403	18	00	00	Impuestos indirectos	0	829.848	0	0	0	829.848
403	18	01	00	Impuesto al valor agregado	0	829.848	0	0	0	829.848
				Totales	**0**	**7.745.252**	**0**	**0**	0	**7.745.252**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000056000 ACOMPAÑAMIENTO INTEGRAL A LAS INSTANCIAS DEL PODER POPULAR CON EL FIN DE CONTRIBUIR A LA CONSOLIDACIÓN DEL ESTADO COMUNAL Y DEL SOCIALISMO BOLIVARIANO.

OBJETIVO DEL PROYECTO: ACOMPAÑAR A LAS COMUNIDADES ORGANIZADAS EN SUS PROCESOS DE ORGANIZACIÓN Y PARTICIPACIÓN ORIENTADOS AL DESARROLLO DE ESTRATEGIAS DE AUTOGESTIÓN Y COGESTIÓN PARA MEJORAR SUSTANCIALMENTE SUS CONDICIONES DE VIDA.

UNIDAD DE MEDIDA: PROYECTO DE INVESTIGACIÓN **META:** 154

RESPONSABLE/EJECUTOR: SECRETARÍA DE PROMOCIÓN DE COMUNAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000056002 TRANSFERENCIA DE RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS FORMULADOS CON ACOMPAÑAMIENTO TECNO POLÍTICO.

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 47

RESPONSABLE/EJECUTOR: SECRETARÍA DE PROMOCIÓN DE COMUNAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**3.316.300**	**0**	**0**	**0**	**3.316.300**
402	01	00	00	Productos alimenticios y agropecuarios	0	1.915.500	0	0	0	1.915.500
402	01	01	00	Alimentos y bebidas para personas	0	1.915.500	0	0	0	1.915.500
402	05	00	00	Productos de papel, cartón e impresos	0	100.000	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	0	100.000	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	0	1.300.800	0	0	0	1.300.800
402	10	08	00	Materiales para equipos de computación	0	1.300.800	0	0	0	1.300.800
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**397.956**	**0**	**0**	**0**	**397.956**
403	18	00	00	Impuestos indirectos	0	397.956	0	0	0	397.956
403	18	01	00	Impuesto al valor agregado	0	397.956	0	0	0	397.956
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**124.750.781**	**0**	**0**	**0**	**124.750.781**
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	0	124.750.781	0	0	0	124.750.781
407	12	02	00	Transferencias y Donaciones de Capital a Consejos Comunales	0	124.750.781	0	0	0	124.750.781
407	12	02	01	Transferencias de Capital a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	0	124.750.781	0	0	0	124.750.781
				Totales	**0**	**128.465.037**	**0**	**0**	**0**	**128.465.037**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000056000 ACOMPAÑAMIENTO INTEGRAL A LAS INSTANCIAS DEL PODER POPULAR CON EL FIN DE CONTRIBUIR A LA CONSOLIDACIÓN DEL ESTADO COMUNAL Y DEL SOCIALISMO BOLIVARIANO.

OBJETIVO DEL PROYECTO: ACOMPAÑAR A LAS COMUNIDADES ORGANIZADAS EN SUS PROCESOS DE ORGANIZACIÓN Y PARTICIPACIÓN ORIENTADOS AL DESARROLLO DE ESTRATEGIAS DE AUTOGESTIÓN Y COGESTIÓN PARA MEJORAR SUSTANCIALMENTE SUS CONDICIONES DE VIDA.

UNIDAD DE MEDIDA: PROYECTO DE INVESTIGACIÓN **META:** 154

RESPONSABLE/EJECUTOR: SECRETARÍA DE PROMOCIÓN DE COMUNAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000056003 EJECUCIÓN DE ACTIVIDADES DE FORMACIÓN E INTERCAMBIO DE SABERES Y CONOCIMIENTOS EN ÁREAS TÉCNICAS Y POLÍTICAS NECESARIAS PARA LAS ACTIVIDADES Y GESTIONES DE FORMULACIÓN, SEGUIMIENTO, EVALUACIÓN Y CONTROL DE PROYECTOS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 60

RESPONSABLE/EJECUTOR: SECRETARÍA DE PROMOCIÓN DE COMUNAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**5.572.368**	**0**	**0**	**0**	**5.572.368**
402	01	00	00	Productos alimenticios y agropecuarios	0	3.378.000	0	0	0	3.378.000
402	01	01	00	Alimentos y bebidas para personas	0	3.378.000	0	0	0	3.378.000
402	05	00	00	Productos de papel, cartón e impresos	0	100.000	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	0	100.000	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	0	2.094.368	0	0	0	2.094.368
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	180.000	0	0	0	180.000
402	10	08	00	Materiales para equipos de computación	0	1.814.368	0	0	0	1.814.368
402	10	99	00	Otros productos y útiles diversos	0	100.000	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**6.217.343**	**0**	**0**	**0**	**6.217.343**
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	3.154.160	0	0	0	3.154.160
403	07	03	00	Relaciones sociales	0	3.154.160	0	0	0	3.154.160
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	1.800.000	0	0	0	1.800.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	1.000.000	0	0	0	1.000.000
403	10	99	00	Otros servicios profesionales y técnicos	0	800.000	0	0	0	800.000
403	18	00	00	Impuestos indirectos	0	1.263.183	0	0	0	1.263.183
403	18	01	00	Impuesto al valor agregado	0	1.263.183	0	0	0	1.263.183
				Totales	**0**	**11.789.711**	**0**	**0**	**0**	**11.789.711**

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000057000 ATENCIÓN INTEGRAL A CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR LA MAYOR SUMA DE INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: AFIANZAR LAS POLÍTICAS ESPECIALES DESDE LA COMUNIDAD, PARA LA POBLACIÓN EN MAYOR NIVEL DE VULNERABILIDAD: NIÑOS, NIÑAS Y ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, PERSONAS CON DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE, PERSONAS CON ADICCIONES, POBLACIÓN SEXO-GÉNERO-DIVERSA, ENTRE OTROS. QUE SE ENCUENTRAN EN LAS 22 PARROQUIAS DEL DISTRITO CAPITAL, LOS CORREDORES DE LA GRAN MISIÓN BARRIO NUEVO BARRIO TRICOLOR, LOS NUEVOS URBANISMOS Y LOS SEGMENTOS CENSALES DONDE SE ENCUENTRAN UBICADOS LOS SECTORES CON MAYOR POBREZA EXTREMA.

UNIDAD DE MEDIDA: PERSONA **META:** 23.400

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Recursos Ordinarios – Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios – Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	0	**35.121.930**	0	0	0	**35.121.930**
402	01	00	00	Productos alimenticios y agropecuarios	0	8.664.450	0	0	0	8.664.450
402	01	01	00	Alimentos y bebidas para personas	0	8.664.450	0	0	0	8.664.450
402	03	00	00	Textiles y vestuarios	0	7.531.025	0	0	0	7.531.025
402	03	01	00	Textiles	0	2.676.825	0	0	0	2.676.825
402	03	02	00	Prendas de vestir	0	3.640.900	0	0	0	3.640.900
402	03	03	00	Calzados	0	1.213.300	0	0	0	1.213.300
402	05	00	00	Productos de papel, cartón e impresos	0	1.513.290	0	0	0	1.513.290
402	05	01	00	Pulpa de madera, papel y cartón	0	325.440	0	0	0	325.440
402	05	03	00	Productos de papel y cartón para oficina	0	1.187.850	0	0	0	1.187.850
402	06	00	00	Productos químicos y derivados	0	7.122.800	0	0	0	7.122.800
402	06	03	00	Tintas, pinturas y colorantes	0	623.625	0	0	0	623.625
402	06	04	00	Productos farmacéuticos y medicamentos	0	4.810.550	0	0	0	4.810.550
402	06	05	00	Productos de tocador	0	1.216.050	0	0	0	1.216.050
402	06	08	00	Productos plásticos	0	472.575	0	0	0	472.575
402	08	00	00	Productos metálicos	0	414.400	0	0	0	414.400
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	414.400	0	0	0	414.400
402	10	00	00	Productos varios y útiles diversos	0	9.126.040	0	0	0	9.126.040
402	10	01	00	Artículos de deporte, recreación y juguetes	0	564.400	0	0	0	564.400
402	10	02	00	Materiales y útiles de limpieza y aseo	0	762.100	0	0	0	762.100
402	10	03	00	Utensilios de cocina y comedor	0	1.025.350	0	0	0	1.025.350
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	0	1.222.575	0	0	0	1.222.575
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	1.053.865	0	0	0	1.053.865
402	10	06	00	Condecoraciones, ofrendas y similares	0	228.650	0	0	0	228.650
402	10	07	00	Productos de seguridad en el trabajo	0	489.700	0	0	0	489.700
402	10	08	00	Materiales para equipos de computación	0	3.242.575	0	0	0	3.242.575

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000057000 ATENCIÓN INTEGRAL A CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR LA MAYOR SUMA DE INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: AFIANZAR LAS POLÍTICAS ESPECIALES DESDE LA COMUNIDAD, PARA LA POBLACIÓN EN MAYOR NIVEL DE VULNERABILIDAD: NIÑOS, NIÑAS Y ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, PERSONAS CON DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE, PERSONAS CON ADICCIONES, POBLACIÓN SEXO-GÉNERO-DIVERSA, ENTRE OTROS. QUE SE ENCUENTRAN EN LAS 22 PARROQUIAS DEL DISTRITO CAPITAL, LOS CORREDORES DE LA GRAN MISIÓN BARRIO NUEVO BARRIO TRICOLOR, LOS NUEVOS URBANISMOS Y LOS SEGMENTOS CENSALES DONDE SE ENCUENTRAN UBICADOS LOS SECTORES CON MAYOR POBREZA EXTREMA.

UNIDAD DE MEDIDA: PERSONA **META:** 23.400

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
402	10	11	00	Materiales eléctricos	0	410.375	0	0	0	410.375
402	10	99	00	Otros productos y útiles diversos	0	126.450	0	0	0	126.450
402	99	00	00	Otros materiales y suministros	0	749.925	0	0	0	749.925
402	99	01	00	Otros materiales y suministros	0	749.925	0	0	0	749.925
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**39.304.984**	**0**	**0**	**0**	**39.304.984**
403	02	00	00	Alquileres de maquinaria y equipos	0	3.768.600	0	0	0	3.768.600
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	0	3.768.600	0	0	0	3.768.600
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	19.707.855	0	0	0	19.707.855
403	07	02	00	Imprenta y reproducción	0	833.220	0	0	0	833.220
403	07	03	00	Relaciones sociales	0	18.874.635	0	0	0	18.874.635
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	658.000	0	0	0	658.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	0	658.000	0	0	0	658.000
403	18	00	00	Impuestos indirectos	0	9.354.029	0	0	0	9.354.029
403	18	01	00	Impuesto al valor agregado	0	9.354.029	0	0	0	9.354.029
403	99	00	00	Otros servicios no personales	0	5.816.500	0	0	0	5.816.500
403	99	01	00	Otros servicios no personales	0	5.816.500	0	0	0	5.816.500
404	**00**	**00**	**00**	**Activos reales**	**0**	**12.877.359**	**0**	**0**	**0**	**12.877.359**
404	04	00	00	Equipos de transporte, tracción y elevación	0	220.500	0	0	0	220.500
404	04	05	00	Vehículos de tracción no motorizados	0	220.500	0	0	0	220.500
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	594.000	0	0	0	594.000
404	05	01	00	Equipos de telecomunicaciones	0	594.000	0	0	0	594.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	1.342.859	0	0	0	1.342.859
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	1.342.859	0	0	0	1.342.859
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	2.107.500	0	0	0	2.107.500
404	07	02	00	Equipos de enseñanza, deporte y recreación	0	2.107.500	0	0	0	2.107.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	8.612.500	0	0	0	8.612.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000057000 ATENCIÓN INTEGRAL A CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR LA MAYOR SUMA DE INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: AFIANZAR LAS POLÍTICAS ESPECIALES DESDE LA COMUNIDAD, PARA LA POBLACIÓN EN MAYOR NIVEL DE VULNERABILIDAD: NIÑOS, NIÑAS Y ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, PERSONAS CON DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE, PERSONAS CON ADICCIONES, POBLACIÓN SEXO-GÉNERO-DIVERSA, ENTRE OTROS. QUE SE ENCUENTRAN EN LAS 22 PARROQUIAS DEL DISTRITO CAPITAL, LOS CORREDORES DE LA GRAN MISIÓN BARRIO NUEVO BARRIO TRICOLOR, LOS NUEVOS URBANISMOS Y LOS SEGMENTOS CENSALES DONDE SE ENCUENTRAN UBICADOS LOS SECTORES CON MAYOR POBREZA EXTREMA.

UNIDAD DE MEDIDA: PERSONA **META:** 23.400

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	0	1.866.000	0	0	0	1.866.000
404	09	02	00	Equipos de computación	0	1.696.013	0	0	0	1.696.013
404	09	03	00	Mobiliario y equipos de alojamiento	0	4.260.000	0	0	0	4.260.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	0	790.487	0	0	0	790.487
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**66.691.907**	**0**	**0**	**0**	**66.691.907**
407	01	00	00	Transferencias y donaciones corrientes internas	0	66.691.907	0	0	0	66.691.907
407	01	01	00	Transferencias corrientes internas al sector privado	0	4.320.000	0	0	0	4.320.000
407	01	01	07	Otras becas	0	4.320.000	0	0	0	4.320.000
407	01	02	00	Donaciones corrientes internas al sector privado	0	62.371.907	0	0	0	62.371.907
407	01	02	01	Donaciones corrientes a personas	0	62.371.907	0	0	0	62.371.907
				Totales	**0**	**153.996.180**	**0**	**0**	**0**	**153.996.180**

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000057000 ATENCIÓN INTEGRAL A CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR LA MAYOR SUMA DE INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: AFIANZAR LAS POLÍTICAS ESPECIALES DESDE LA COMUNIDAD, PARA LA POBLACIÓN EN MAYOR NIVEL DE VULNERABILIDAD: NIÑOS, NIÑAS Y ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, PERSONAS CON DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE, PERSONAS CON ADICCIONES, POBLACIÓN SEXO-GÉNERO-DIVERSA, ENTRE OTROS. QUE SE ENCUENTRAN EN LAS 22 PARROQUIAS DEL DISTRITO CAPITAL, LOS CORREDORES DE LA GRAN MISIÓN BARRIO NUEVO BARRIO TRICOLOR, LOS NUEVOS URBANISMOS Y LOS SEGMENTOS CENSALES DONDE SE ENCUENTRAN UBICADOS LOS SECTORES CON MAYOR POBREZA EXTREMA.

UNIDAD DE MEDIDA: PERSONA **META:** 23.400

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000057000 ATENCIÓN INTEGRAL A CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR LA MAYOR SUMA DE INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: AFIANZAR LAS POLÍTICAS ESPECIALES DESDE LA COMUNIDAD, PARA LA POBLACIÓN EN MAYOR NIVEL DE VULNERABILIDAD: NIÑOS, NIÑAS Y ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, PERSONAS CON DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE, PERSONAS CON ADICCIONES, POBLACIÓN SEXO-GÉNERO-DIVERSA, ENTRE OTROS. QUE SE ENCUENTRAN EN LAS 22 PARROQUIAS DEL DISTRITO CAPITAL, LOS CORREDORES DE LA GRAN MISIÓN BARRIO NUEVO BARRIO TRICOLOR, LOS NUEVOS URBANISMOS Y LOS SEGMENTOS CENSALES DONDE SE ENCUENTRAN UBICADOS LOS SECTORES CON MAYOR POBREZA EXTREMA.

UNIDAD DE MEDIDA: PERSONA **META:** 23.400

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000057001 OTORGAR AYUDAS ECONÓMICAS EN ARAS DE CONSAGRAR EL BIENESTAR SOCIAL EN LAS ÁREAS DE SALUD, ATENCIÓN INTEGRAL Y ALIMENTACIÓN A LOS CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: PERSONA **META:** 4.550

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	0	7.778.215	0	0	0	7.778.215
402	01	00	00	Productos alimenticios y agropecuarios	0	2.218.500	0	0	0	2.218.500
402	01	01	00	Alimentos y bebidas para personas	0	2.218.500	0	0	0	2.218.500
402	03	00	00	Textiles y vestuarios	0	1.164.600	0	0	0	1.164.600
402	03	01	00	Textiles	0	242.400	0	0	0	242.400
402	03	02	00	Prendas de vestir	0	706.800	0	0	0	706.800
402	03	03	00	Calzados	0	215.400	0	0	0	215.400
402	05	00	00	Productos de papel, cartón e impresos	0	378.200	0	0	0	378.200
402	05	01	00	Pulpa de madera, papel y cartón	0	82.950	0	0	0	82.950
402	05	03	00	Productos de papel y cartón para oficina	0	295.250	0	0	0	295.250
402	06	00	00	Productos químicos y derivados	0	804.400	0	0	0	804.400
402	06	03	00	Tintas, pinturas y colorantes	0	167.900	0	0	0	167.900
402	06	04	00	Productos farmacéuticos y medicamentos	0	513.375	0	0	0	513.375
402	06	05	00	Productos de tocador	0	79.650	0	0	0	79.650
402	06	08	00	Productos plásticos	0	43.475	0	0	0	43.475
402	08	00	00	Productos metálicos	0	169.850	0	0	0	169.850
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	169.850	0	0	0	169.850
402	10	00	00	Productos varios y útiles diversos	0	2.971.090	0	0	0	2.971.090
402	10	01	00	Artículos de deporte, recreación y juguetes	0	141.950	0	0	0	141.950
402	10	02	00	Materiales y útiles de limpieza y aseo	0	179.400	0	0	0	179.400
402	10	03	00	Utensilios de cocina y comedor	0	235.975	0	0	0	235.975
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	0	197.600	0	0	0	197.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000057000 ATENCIÓN INTEGRAL A CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR LA MAYOR SUMA DE INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: AFIANZAR LAS POLÍTICAS ESPECIALES DESDE LA COMUNIDAD, PARA LA POBLACIÓN EN MAYOR NIVEL DE VULNERABILIDAD: NIÑOS, NIÑAS Y ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, PERSONAS CON DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE, PERSONAS CON ADICCIONES, POBLACIÓN SEXO-GÉNERO-DIVERSA, ENTRE OTROS. QUE SE ENCUENTRAN EN LAS 22 PARROQUIAS DEL DISTRITO CAPITAL, LOS CORREDORES DE LA GRAN MISIÓN BARRIO NUEVO BARRIO TRICOLOR, LOS NUEVOS URBANISMOS Y LOS SEGMENTOS CENSALES DONDE SE ENCUENTRAN UBICADOS LOS SECTORES CON MAYOR POBREZA EXTREMA.

UNIDAD DE MEDIDA: PERSONA **META:** 23.400

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: E50000057001 OTORGAR AYUDAS ECONÓMICAS EN ARAS DE CONSAGRAR EL BIENESTAR SOCIAL EN LAS ÁREAS DE SALUD, ATENCIÓN INTEGRAL Y ALIMENTACIÓN A LOS CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: PERSONA **META:** 4.550

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	270.340	0	0	0	270.340
402	10	06	00	Condecoraciones, ofrendas y similares	0	54.400	0	0	0	54.400
402	10	08	00	Materiales para equipos de computación	0	1.736.075	0	0	0	1.736.075
402	10	11	00	Materiales eléctricos	0	71.400	0	0	0	71.400
402	10	99	00	Otros productos y útiles diversos	0	83.950	0	0	0	83.950
402	99	00	00	Otros materiales y suministros	0	71.575	0	0	0	71.575
402	99	01	00	Otros materiales y suministros	0	71.575	0	0	0	71.575
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**23.588.359**	**0**	**0**	**0**	**23.588.359**
403	02	00	00	Alquileres de maquinaria y equipos	0	2.960.300	0	0	0	2.960.300
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	0	2.960.300	0	0	0	2.960.300
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	14.666.855	0	0	0	14.666.855
403	07	02	00	Imprenta y reproducción	0	187.020	0	0	0	187.020
403	07	03	00	Relaciones sociales	0	14.479.835	0	0	0	14.479.835
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	170.000	0	0	0	170.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	0	170.000	0	0	0	170.000
403	18	00	00	Impuestos indirectos	0	3.360.704	0	0	0	3.360.704
403	18	01	00	Impuesto al valor agregado	0	3.360.704	0	0	0	3.360.704
403	99	00	00	Otros servicios no personales	0	2.430.500	0	0	0	2.430.500
403	99	01	00	Otros servicios no personales	0	2.430.500	0	0	0	2.430.500
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**66.691.907**	**0**	**0**	**0**	**66.691.907**
407	01	00	00	Transferencias y donaciones corrientes internas	0	66.691.907	0	0	0	66.691.907
407	01	01	00	Transferencias corrientes internas al sector privado	0	4.320.000	0	0	0	4.320.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000057000 ATENCIÓN INTEGRAL A CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR LA MAYOR SUMA DE INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: AFIANZAR LAS POLÍTICAS ESPECIALES DESDE LA COMUNIDAD, PARA LA POBLACIÓN EN MAYOR NIVEL DE VULNERABILIDAD: NIÑOS, NIÑAS Y ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, PERSONAS CON DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE, PERSONAS CON ADICCIONES, POBLACIÓN SEXO-GÉNERO-DIVERSA, ENTRE OTROS. QUE SE ENCUENTRAN EN LAS 22 PARROQUIAS DEL DISTRITO CAPITAL, LOS CORREDORES DE LA GRAN MISIÓN BARRIO NUEVO BARRIO TRICOLOR, LOS NUEVOS URBANISMOS Y LOS SEGMENTOS CENSALES DONDE SE ENCUENTRAN UBICADOS LOS SECTORES CON MAYOR POBREZA EXTREMA.

UNIDAD DE MEDIDA: PERSONA **META:** 23.400

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000057001 OTORGAR AYUDAS ECONÓMICAS EN ARAS DE CONSAGRAR EL BIENESTAR SOCIAL EN LAS ÁREAS DE SALUD, ATENCIÓN INTEGRAL Y ALIMENTACIÓN A LOS CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: PERSONA **META:** 4.550

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
407	01	01	07	Otras becas	0	4.320.000	0	0	0	4.320.000
407	01	02	00	Donaciones corrientes internas al sector privado	0	62.371.907	0	0	0	62.371.907
407	01	02	01	Donaciones corrientes a personas	0	62.371.907	0	0	0	62.371.907
				Totales	0	**98.058.481**	0	0	0	**98.058.481**

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000057000 ATENCIÓN INTEGRAL A CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR LA MAYOR SUMA DE INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: AFIANZAR LAS POLÍTICAS ESPECIALES DESDE LA COMUNIDAD, PARA LA POBLACIÓN EN MAYOR NIVEL DE VULNERABILIDAD: NIÑOS, NIÑAS Y ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, PERSONAS CON DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE, PERSONAS CON ADICCIONES, POBLACIÓN SEXO-GÉNERO-DIVERSA, ENTRE OTROS. QUE SE ENCUENTRAN EN LAS 22 PARROQUIAS DEL DISTRITO CAPITAL, LOS CORREDORES DE LA GRAN MISIÓN BARRIO NUEVO BARRIO TRICOLOR, LOS NUEVOS URBANISMOS Y LOS SEGMENTOS CENSALES DONDE SE ENCUENTRAN UBICADOS LOS SECTORES CON MAYOR POBREZA EXTREMA.

UNIDAD DE MEDIDA: PERSONA **META:** 23.400

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000057002 ASISTIR EN LA FORMACIÓN SOCIOEDUCATIVA, BRINDANDO RESGUARDO EN SALUD Y PROTECCIÓN A LOS CIUDADANOS Y CIUDADANAS EN SITUACIÓN DE CALLE, VULNERABILIDAD, CON ALGÚN TIPO DE DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA **META:** 7.850

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios – Ingresos Propios	Recursos Ordinarios – Situado Constitucional	Recursos Ordinarios – Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios – Otras Fuentes	Recursos Extraordinarios – Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	0	11.994.065	0	0	0	11.994.065
402	01	00	00	Productos alimenticios y agropecuarios	0	2.678.500	0	0	0	2.678.500
402	01	01	00	Alimentos y bebidas para personas	0	2.678.500	0	0	0	2.678.500
402	03	00	00	Textiles y vestuarios	0	2.832.000	0	0	0	2.832.000
402	03	01	00	Textiles	0	974.200	0	0	0	974.200
402	03	02	00	Prendas de vestir	0	1.528.000	0	0	0	1.528.000
402	03	03	00	Calzados	0	329.800	0	0	0	329.800
402	05	00	00	Productos de papel, cartón e impresos	0	600.365	0	0	0	600.365
402	05	01	00	Pulpa de madera, papel y cartón	0	55.090	0	0	0	55.090
402	05	03	00	Productos de papel y cartón para oficina	0	545.275	0	0	0	545.275
402	06	00	00	Productos químicos y derivados	0	2.957.275	0	0	0	2.957.275
402	06	03	00	Tintas, pinturas y colorantes	0	209.375	0	0	0	209.375
402	06	04	00	Productos farmacéuticos y medicamentos	0	2.228.300	0	0	0	2.228.300
402	06	05	00	Productos de tocador	0	445.700	0	0	0	445.700
402	06	08	00	Productos plásticos	0	73.900	0	0	0	73.900
402	08	00	00	Productos metálicos	0	56.950	0	0	0	56.950
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	56.950	0	0	0	56.950
402	10	00	00	Productos varios y útiles diversos	0	2.379.475	0	0	0	2.379.475
402	10	01	00	Artículos de deporte, recreación y juguetes	0	197.200	0	0	0	197.200
402	10	02	00	Materiales y útiles de limpieza y aseo	0	259.000	0	0	0	259.000
402	10	03	00	Utensilios de cocina y comedor	0	261.200	0	0	0	261.200
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	0	307.400	0	0	0	307.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000057000 ATENCIÓN INTEGRAL A CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR LA MAYOR SUMA DE INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: AFIANZAR LAS POLÍTICAS ESPECIALES DESDE LA COMUNIDAD, PARA LA POBLACIÓN EN MAYOR NIVEL DE VULNERABILIDAD: NIÑOS, NIÑAS Y ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, PERSONAS CON DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE, PERSONAS CON ADICCIONES, POBLACIÓN SEXO-GÉNERO-DIVERSA, ENTRE OTROS. QUE SE ENCUENTRAN EN LAS 22 PARROQUIAS DEL DISTRITO CAPITAL, LOS CORREDORES DE LA GRAN MISIÓN BARRIO NUEVO BARRIO TRICOLOR, LOS NUEVOS URBANISMOS Y LOS SEGMENTOS CENSALES DONDE SE ENCUENTRAN UBICADOS LOS SECTORES CON MAYOR POBREZA EXTREMA.

UNIDAD DE MEDIDA: PERSONA **META:** 23.400

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000057002 ASISTIR EN LA FORMACIÓN SOCIOEDUCATIVA, BRINDANDO RESGUARDO EN SALUD Y PROTECCIÓN A LOS CIUDADANOS Y CIUDADANAS EN SITUACIÓN DE CALLE, VULNERABILIDAD, CON ALGÚN TIPO DE DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA **META:** 7.850

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	307.525	0	0	0	307.525
402	10	06	00	Condecoraciones, ofrendas y similares	0	55.250	0	0	0	55.250
402	10	07	00	Productos de seguridad en el trabajo	0	61.300	0	0	0	61.300
402	10	08	00	Materiales para equipos de computación	0	795.000	0	0	0	795.000
402	10	11	00	Materiales eléctricos	0	126.400	0	0	0	126.400
402	10	99	00	Otros productos y útiles diversos	0	9.200	0	0	0	9.200
402	99	00	00	Otros materiales y suministros	0	489.500	0	0	0	489.500
402	99	01	00	Otros materiales y suministros	0	489.500	0	0	0	489.500
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**6.743.920**	**0**	**0**	**0**	**6.743.920**
403	02	00	00	Alquileres de maquinaria y equipos	0	349.600	0	0	0	349.600
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	0	349.600	0	0	0	349.600
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	2.861.000	0	0	0	2.861.000
403	07	02	00	Imprenta y reproducción	0	273.000	0	0	0	273.000
403	07	03	00	Relaciones sociales	0	2.588.000	0	0	0	2.588.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	252.000	0	0	0	252.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	0	252.000	0	0	0	252.000
403	18	00	00	Impuestos indirectos	0	2.481.320	0	0	0	2.481.320
403	18	01	00	Impuesto al valor agregado	0	2.481.320	0	0	0	2.481.320
403	99	00	00	Otros servicios no personales	0	800.000	0	0	0	800.000
403	99	01	00	Otros servicios no personales	0	800.000	0	0	0	800.000
404	**00**	**00**	**00**	**Activos reales**	**0**	**4.421.000**	**0**	**0**	**0**	**4.421.000**
404	04	00	00	Equipos de transporte, tracción y elevación	0	98.000	0	0	0	98.000

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000057000 ATENCIÓN INTEGRAL A CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR LA MAYOR SUMA DE INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: AFIANZAR LAS POLÍTICAS ESPECIALES DESDE LA COMUNIDAD, PARA LA POBLACIÓN EN MAYOR NIVEL DE VULNERABILIDAD: NIÑOS, NIÑAS Y ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, PERSONAS CON DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE, PERSONAS CON ADICCIONES, POBLACIÓN SEXO-GÉNERO-DIVERSA, ENTRE OTROS. QUE SE ENCUENTRAN EN LAS 22 PARROQUIAS DEL DISTRITO CAPITAL, LOS CORREDORES DE LA GRAN MISIÓN BARRIO NUEVO BARRIO TRICOLOR, LOS NUEVOS URBANISMOS Y LOS SEGMENTOS CENSALES DONDE SE ENCUENTRAN UBICADOS LOS SECTORES CON MAYOR POBREZA EXTREMA.

UNIDAD DE MEDIDA: PERSONA **META:** 23.400

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000057002 ASISTIR EN LA FORMACIÓN SOCIOEDUCATIVA, BRINDANDO RESGUARDO EN SALUD Y PROTECCIÓN A LOS CIUDADANOS Y CIUDADANAS EN SITUACIÓN DE CALLE, VULNERABILIDAD, CON ALGÚN TIPO DE DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA **META:** 7.850

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
404	04	05	00	Vehículos de tracción no motorizados	0	98.000	0	0	0	98.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	242.000	0	0	0	242.000
404	05	01	00	Equipos de telecomunicaciones	0	242.000	0	0	0	242.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	427.000	0	0	0	427.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	427.000	0	0	0	427.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	724.000	0	0	0	724.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	0	724.000	0	0	0	724.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	2.930.000	0	0	0	2.930.000
404	09	01	00	Mobiliario y equipos de oficina	0	759.000	0	0	0	759.000
404	09	02	00	Equipos de computación	0	631.000	0	0	0	631.000
404	09	03	00	Mobiliario y equipos de alojamiento	0	1.237.000	0	0	0	1.237.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	0	303.000	0	0	0	303.000
				Totales	**0**	**23.158.985**	**0**	**0**	**0**	**23.158.985**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000057000 ATENCIÓN INTEGRAL A CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR LA MAYOR SUMA DE INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: AFIANZAR LAS POLÍTICAS ESPECIALES DESDE LA COMUNIDAD, PARA LA POBLACIÓN EN MAYOR NIVEL DE VULNERABILIDAD: NIÑOS, NIÑAS Y ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, PERSONAS CON DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE, PERSONAS CON ADICCIONES, POBLACIÓN SEXO-GÉNERO-DIVERSA, ENTRE OTROS. QUE SE ENCUENTRAN EN LAS 22 PARROQUIAS DEL DISTRITO CAPITAL, LOS CORREDORES DE LA GRAN MISIÓN BARRIO NUEVO BARRIO TRICOLOR, LOS NUEVOS URBANISMOS Y LOS SEGMENTOS CENSALES DONDE SE ENCUENTRAN UBICADOS LOS SECTORES CON MAYOR POBREZA EXTREMA.

UNIDAD DE MEDIDA: PERSONA **META:** 23.400

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000057003 BRINDAR ATENCIÓN HUMANISTA A LOS ADULTOS Y ADULTAS MAYORES DE LAS CASAS HOGARES, ASÍ COMO EL EQUIPAMIENTO DE LAS MISMAS, PARA GARANTIZAR LAS CONDICIONES DEL VIVIR BIEN DE ABUELOS Y ABUELAS, TRABAJADORES Y TRABAJADORAS. DE IGUAL MANERA ATENCIÓN A LOS COMITÉS DE ADULTOS Y ADULTAS MAYORES DE LOS CONSEJOS COMUNALES.

UNIDAD DE MEDIDA: PERSONA **META:** 5.250

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	00	00	00	**Materiales, suministros y mercancías**	0	8.707.950	0	0	0	8.707.950
402	01	00	00	Productos alimenticios y agropecuarios	0	1.139.625	0	0	0	1.139.625
402	01	01	00	Alimentos y bebidas para personas	0	1.139.625	0	0	0	1.139.625
402	03	00	00	Textiles y vestuarios	0	2.167.550	0	0	0	2.167.550
402	03	01	00	Textiles	0	967.150	0	0	0	967.150
402	03	02	00	Prendas de vestir	0	884.000	0	0	0	884.000
402	03	03	00	Calzados	0	316.400	0	0	0	316.400
402	05	00	00	Productos de papel, cartón e impresos	0	300.525	0	0	0	300.525
402	05	01	00	Pulpa de madera, papel y cartón	0	108.900	0	0	0	108.900
402	05	03	00	Productos de papel y cartón para oficina	0	191.625	0	0	0	191.625
402	06	00	00	Productos químicos y derivados	0	2.567.525	0	0	0	2.567.525
402	06	03	00	Tintas, pinturas y colorantes	0	135.000	0	0	0	135.000
402	06	04	00	Productos farmacéuticos y medicamentos	0	1.776.025	0	0	0	1.776.025
402	06	05	00	Productos de tocador	0	528.900	0	0	0	528.900
402	06	08	00	Productos plásticos	0	127.600	0	0	0	127.600
402	08	00	00	Productos metálicos	0	131.900	0	0	0	131.900
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	131.900	0	0	0	131.900
402	10	00	00	Productos varios y útiles diversos	0	2.258.575	0	0	0	2.258.575
402	10	01	00	Artículos de deporte, recreación y juguetes	0	130.050	0	0	0	130.050
402	10	02	00	Materiales y útiles de limpieza y aseo	0	172.400	0	0	0	172.400
402	10	03	00	Utensilios de cocina y comedor	0	339.000	0	0	0	339.000

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000057000 ATENCIÓN INTEGRAL A CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR LA MAYOR SUMA DE INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: AFIANZAR LAS POLÍTICAS ESPECIALES DESDE LA COMUNIDAD, PARA LA POBLACIÓN EN MAYOR NIVEL DE VULNERABILIDAD: NIÑOS, NIÑAS Y ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, PERSONAS CON DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE, PERSONAS CON ADICCIONES, POBLACIÓN SEXO-GÉNERO-DIVERSA, ENTRE OTROS. QUE SE ENCUENTRAN EN LAS 22 PARROQUIAS DEL DISTRITO CAPITAL, LOS CORREDORES DE LA GRAN MISIÓN BARRIO NUEVO BARRIO TRICOLOR, LOS NUEVOS URBANISMOS Y LOS SEGMENTOS CENSALES DONDE SE ENCUENTRAN UBICADOS LOS SECTORES CON MAYOR POBREZA EXTREMA.

UNIDAD DE MEDIDA: PERSONA **META:** 23.400

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: E50000057003 BRINDAR ATENCIÓN HUMANISTA A LOS ADULTOS Y ADULTAS MAYORES DE LAS CASAS HOGARES, ASÍ COMO EL EQUIPAMIENTO DE LAS MISMAS, PARA GARANTIZAR LAS CONDICIONES DEL VIVIR BIEN DE ABUELOS Y ABUELAS, TRABAJADORES Y TRABAJADORAS. DE IGUAL MANERA ATENCIÓN A LOS COMITÉS DE ADULTOS Y ADULTAS MAYORES DE LOS CONSEJOS COMUNALES.

UNIDAD DE MEDIDA: PERSONA **META:** 5.250

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	0	457.800	0	0	0	457.800
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	275.625	0	0	0	275.625
402	10	06	00	Condecoraciones, ofrendas y similares	0	34.000	0	0	0	34.000
402	10	07	00	Productos de seguridad en el trabajo	0	295.800	0	0	0	295.800
402	10	08	00	Materiales para equipos de computación	0	433.800	0	0	0	433.800
402	10	11	00	Materiales eléctricos	0	103.225	0	0	0	103.225
402	10	99	00	Otros productos y útiles diversos	0	16.875	0	0	0	16.875
402	99	00	00	Otros materiales y suministros	0	142.250	0	0	0	142.250
402	99	01	00	Otros materiales y suministros	0	142.250	0	0	0	142.250
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**4.876.007**	**0**	**0**	0	**4.876.007**
403	02	00	00	Alquileres de maquinaria y equipos	0	211.400	0	0	0	211.400
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	0	211.400	0	0	0	211.400
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	1.400.400	0	0	0	1.400.400
403	07	02	00	Imprenta y reproducción	0	136.000	0	0	0	136.000
403	07	03	00	Relaciones sociales	0	1.264.400	0	0	0	1.264.400
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	144.000	0	0	0	144.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	0	144.000	0	0	0	144.000
403	18	00	00	Impuestos indirectos	0	1.904.207	0	0	0	1.904.207
403	18	01	00	Impuesto al valor agregado	0	1.904.207	0	0	0	1.904.207
403	99	00	00	Otros servicios no personales	0	1.216.000	0	0	0	1.216.000
403	99	01	00	Otros servicios no personales	0	1.216.000	0	0	0	1.216.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000057000 ATENCIÓN INTEGRAL A CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR LA MAYOR SUMA DE INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: AFIANZAR LAS POLÍTICAS ESPECIALES DESDE LA COMUNIDAD, PARA LA POBLACIÓN EN MAYOR NIVEL DE VULNERABILIDAD: NIÑOS, NIÑAS Y ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, PERSONAS CON DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE, PERSONAS CON ADICCIONES, POBLACIÓN SEXO-GÉNERO-DIVERSA, ENTRE OTROS. QUE SE ENCUENTRAN EN LAS 22 PARROQUIAS DEL DISTRITO CAPITAL, LOS CORREDORES DE LA GRAN MISIÓN BARRIO NUEVO BARRIO TRICOLOR, LOS NUEVOS URBANISMOS Y LOS SEGMENTOS CENSALES DONDE SE ENCUENTRAN UBICADOS LOS SECTORES CON MAYOR POBREZA EXTREMA.

UNIDAD DE MEDIDA: PERSONA **META:** 23.400

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000057003 BRINDAR ATENCIÓN HUMANISTA A LOS ADULTOS Y ADULTAS MAYORES DE LAS CASAS HOGARES, ASÍ COMO EL EQUIPAMIENTO DE LAS MISMAS, PARA GARANTIZAR LAS CONDICIONES DEL VIVIR BIEN DE ABUELOS Y ABUELAS, TRABAJADORES Y TRABAJADORAS. DE IGUAL MANERA ATENCIÓN A LOS COMITÉS DE ADULTOS Y ADULTAS MAYORES DE LOS CONSEJOS COMUNALES.

UNIDAD DE MEDIDA: PERSONA **META:** 5.250

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
404	00	00	00	**Activos reales**	0	4.188.641	0	0	0	4.188.641
404	04	00	00	Equipos de transporte, tracción y elevación	0	98.000	0	0	0	98.000
404	04	05	00	Vehículos de tracción no motorizados	0	98.000	0	0	0	98.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	172.000	0	0	0	172.000
404	05	01	00	Equipos de telecomunicaciones	0	172.000	0	0	0	172.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	431.859	0	0	0	431.859
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	431.859	0	0	0	431.859
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	724.000	0	0	0	724.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	0	724.000	0	0	0	724.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	2.762.782	0	0	0	2.762.782
404	09	01	00	Mobiliario y equipos de oficina	0	988.000	0	0	0	988.000
404	09	02	00	Equipos de computación	0	466.000	0	0	0	466.000
404	09	03	00	Mobiliario y equipos de alojamiento	0	1.145.000	0	0	0	1.145.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	0	163.782	0	0	0	163.782
				Totales	0	17.772.598	0	0	0	17.772.598

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000057000 ATENCIÓN INTEGRAL A CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR LA MAYOR SUMA DE INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: AFIANZAR LAS POLÍTICAS ESPECIALES DESDE LA COMUNIDAD, PARA LA POBLACIÓN EN MAYOR NIVEL DE VULNERABILIDAD: NIÑOS, NIÑAS Y ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, PERSONAS CON DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE, PERSONAS CON ADICCIONES, POBLACIÓN SEXO-GÉNERO-DIVERSA, ENTRE OTROS. QUE SE ENCUENTRAN EN LAS 22 PARROQUIAS DEL DISTRITO CAPITAL, LOS CORREDORES DE LA GRAN MISIÓN BARRIO NUEVO BARRIO TRICOLOR, LOS NUEVOS URBANISMOS Y LOS SEGMENTOS CENSALES DONDE SE ENCUENTRAN UBICADOS LOS SECTORES CON MAYOR POBREZA EXTREMA.

UNIDAD DE MEDIDA: PERSONA **META:** 23.400

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000057004 ATENCIÓN SOCIOECONÓMICA, ACOMPAÑAMIENTO Y FORMACIÓN EN CUANTO A LA ORGANIZACIÓN Y EMPODERAMIENTO DEL PODER POPULAR EN ARAS DE CONSTRUIR POLÍTICAS ADECUADAS PARA LOS JÓVENES, NIÑOS, NIÑAS Y ADOLESCENTES Y MUJERES EN SITUACIÓN DE RIESGO O VULNERABILIDAD.

UNIDAD DE MEDIDA: PERSONA **META:** 5.750

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	0	**6.641.700**	0	0	0	**6.641.700**
402	01	00	00	Productos alimenticios y agropecuarios	0	2.627.825	0	0	0	2.627.825
402	01	01	00	Alimentos y bebidas para personas	0	2.627.825	0	0	0	2.627.825
402	03	00	00	Textiles y vestuarios	0	1.366.875	0	0	0	1.366.875
402	03	01	00	Textiles	0	493.075	0	0	0	493.075
402	03	02	00	Prendas de vestir	0	522.100	0	0	0	522.100
402	03	03	00	Calzados	0	351.700	0	0	0	351.700
402	05	00	00	Productos de papel, cartón e impresos	0	234.200	0	0	0	234.200
402	05	01	00	Pulpa de madera, papel y cartón	0	78.500	0	0	0	78.500
402	05	03	00	Productos de papel y cartón para oficina	0	155.700	0	0	0	155.700
402	06	00	00	Productos químicos y derivados	0	793.600	0	0	0	793.600
402	06	03	00	Tintas, pinturas y colorantes	0	111.350	0	0	0	111.350
402	06	04	00	Productos farmacéuticos y medicamentos	0	292.850	0	0	0	292.850
402	06	05	00	Productos de tocador	0	161.800	0	0	0	161.800
402	06	08	00	Productos plásticos	0	227.600	0	0	0	227.600
402	08	00	00	Productos metálicos	0	55.700	0	0	0	55.700
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	55.700	0	0	0	55.700
402	10	00	00	Productos varios y útiles diversos	0	1.516.900	0	0	0	1.516.900
402	10	01	00	Artículos de deporte, recreación y juguetes	0	95.200	0	0	0	95.200
402	10	02	00	Materiales y útiles de limpieza y aseo	0	151.300	0	0	0	151.300
402	10	03	00	Utensilios de cocina y comedor	0	189.175	0	0	0	189.175
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	0	259.775	0	0	0	259.775

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000057000 ATENCIÓN INTEGRAL A CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR LA MAYOR SUMA DE INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: AFIANZAR LAS POLÍTICAS ESPECIALES DESDE LA COMUNIDAD, PARA LA POBLACIÓN EN MAYOR NIVEL DE VULNERABILIDAD: NIÑOS, NIÑAS Y ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, PERSONAS CON DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE, PERSONAS CON ADICCIONES, POBLACIÓN SEXO-GÉNERO-DIVERSA, ENTRE OTROS. QUE SE ENCUENTRAN EN LAS 22 PARROQUIAS DEL DISTRITO CAPITAL, LOS CORREDORES DE LA GRAN MISIÓN BARRIO NUEVO BARRIO TRICOLOR, LOS NUEVOS URBANISMOS Y LOS SEGMENTOS CENSALES DONDE SE ENCUENTRAN UBICADOS LOS SECTORES CON MAYOR POBREZA EXTREMA.

UNIDAD DE MEDIDA: PERSONA **META:** 23.400

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000057004 ATENCIÓN SOCIOECONÓMICA, ACOMPAÑAMIENTO Y FORMACIÓN EN CUANTO A LA ORGANIZACIÓN Y EMPODERAMIENTO DEL PODER POPULAR EN ARAS DE CONSTRUIR POLÍTICAS ADECUADAS PARA LOS JÓVENES, NIÑOS, NIÑAS Y ADOLESCENTES Y MUJERES EN SITUACIÓN DE RIESGO O VULNERABILIDAD.

UNIDAD DE MEDIDA: PERSONA **META:** 5.750

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	200.375	0	0	0	200.375
402	10	06	00	Condecoraciones, ofrendas y similares	0	85.000	0	0	0	85.000
402	10	07	00	Productos de seguridad en el trabajo	0	132.600	0	0	0	132.600
402	10	08	00	Materiales para equipos de computación	0	277.700	0	0	0	277.700
402	10	11	00	Materiales eléctricos	0	109.350	0	0	0	109.350
402	10	99	00	Otros productos y útiles diversos	0	16.425	0	0	0	16.425
402	99	00	00	Otros materiales y suministros	0	46.600	0	0	0	46.600
402	99	01	00	Otros materiales y suministros	0	46.600	0	0	0	46.600
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**4.096.698**	**0**	**0**	**0**	**4.096.698**
403	02	00	00	Alquileres de maquinaria y equipos	0	247.300	0	0	0	247.300
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	0	247.300	0	0	0	247.300
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	779.600	0	0	0	779.600
403	07	02	00	Imprenta y reproducción	0	237.200	0	0	0	237.200
403	07	03	00	Relaciones sociales	0	542.400	0	0	0	542.400
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	92.000	0	0	0	92.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	0	92.000	0	0	0	92.000
403	18	00	00	Impuestos indirectos	0	1.607.798	0	0	0	1.607.798
403	18	01	00	Impuesto al valor agregado	0	1.607.798	0	0	0	1.607.798
403	99	00	00	Otros servicios no personales	0	1.370.000	0	0	0	1.370.000
403	99	01	00	Otros servicios no personales	0	1.370.000	0	0	0	1.370.000
404	**00**	**00**	**00**	**Activos reales**	**0**	**4.267.718**	**0**	**0**	**0**	**4.267.718**
404	04	00	00	Equipos de transporte, tracción y elevación	0	24.500	0	0	0	24.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000057000 ATENCIÓN INTEGRAL A CIUDADANOS Y CIUDADANAS DEL DISTRITO CAPITAL CON LA FINALIDAD DE LOGRAR LA MAYOR SUMA DE INCLUSIÓN SOCIAL.

OBJETIVO DEL PROYECTO: AFIANZAR LAS POLÍTICAS ESPECIALES DESDE LA COMUNIDAD, PARA LA POBLACIÓN EN MAYOR NIVEL DE VULNERABILIDAD: NIÑOS, NIÑAS Y ADOLESCENTES, ADULTOS Y ADULTAS MAYORES, PERSONAS CON DISCAPACIDAD, PERSONAS EN SITUACIÓN DE CALLE, PERSONAS CON ADICCIONES, POBLACIÓN SEXO-GÉNERO-DIVERSA, ENTRE OTROS. QUE SE ENCUENTRAN EN LAS 22 PARROQUIAS DEL DISTRITO CAPITAL, LOS CORREDORES DE LA GRAN MISIÓN BARRIO NUEVO BARRIO TRICOLOR, LOS NUEVOS URBANISMOS Y LOS SEGMENTOS CENSALES DONDE SE ENCUENTRAN UBICADOS LOS SECTORES CON MAYOR POBREZA EXTREMA.

UNIDAD DE MEDIDA: PERSONA **META:** 23.400

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000057004 ATENCIÓN SOCIOECONÓMICA, ACOMPAÑAMIENTO Y FORMACIÓN EN CUANTO A LA ORGANIZACIÓN Y EMPODERAMIENTO DEL PODER POPULAR EN ARAS DE CONSTRUIR POLÍTICAS ADECUADAS PARA LOS JÓVENES, NIÑOS, NIÑAS Y ADOLESCENTES Y MUJERES EN SITUACIÓN DE RIESGO O VULNERABILIDAD.

UNIDAD DE MEDIDA: PERSONA **META:** 5.750

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
404	04	05	00	Vehículos de tracción no motorizados	0	24.500	0	0	0	24.500
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	180.000	0	0	0	180.000
404	05	01	00	Equipos de telecomunicaciones	0	180.000	0	0	0	180.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	484.000	0	0	0	484.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	484.000	0	0	0	484.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	659.500	0	0	0	659.500
404	07	02	00	Equipos de enseñanza, deporte y recreación	0	659.500	0	0	0	659.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	2.919.718	0	0	0	2.919.718
404	09	01	00	Mobiliario y equipos de oficina	0	119.000	0	0	0	119.000
404	09	02	00	Equipos de computación	0	599.013	0	0	0	599.013
404	09	03	00	Mobiliario y equipos de alojamiento	0	1.878.000	0	0	0	1.878.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	0	323.705	0	0	0	323.705
				Totales	**0**	**15.006.116**	**0**	**0**	**0**	**15.006.116**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS E5000 - 63

ENTIDAD FEDERAL: DISTRITO CAPITAL **PROYECTO:** E50000058000 ATENCIÓN A LA JUVENTUD, EL DEPORTE, RECREACIÓN Y EDUCACIÓN EN EL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: EJERCER LA RECTORÍA DEL DEPORTE DEL DISTRITO CAPITAL, FORMULANDO POLÍTICAS Y ESTRATEGIAS PARA EL DESARROLLO DEL PLAN DEPORTIVO DISTRITAL, EN COORDINACIÓN CON EL EJECUTIVO NACIONAL Y DE ACUERDO A LA LEY ORGÁNICA DE DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA.COADYUVAR EN LA IMPLEMENTACIÓN Y FORTALECIMIENTO DE PROGRAMAS Y PROYECTOS EN CONCORDANCIA CON LA LEY PARA EL PODER POPULAR DE LA JUVENTUD Y LA LEY PARA LA JUVENTUD PRODUCTIVA, DONDE SE ATIENDAN LOS JÓVENES DEL DISTRITO CAPITAL. GARANTIZAR Y FORTALECER EL SERVICIO EDUCATIVO DEL DISTRITO CAPITAL, ACORDE CON LAS LEYES Y REGLAMENTOS SOBRE LA MATERIA, ENMARCADO EN EL CONCEPTO ROBINSONIANO DE UNA FORMACIÓN LIBERADORA, EN CONCORDANCIA, CON LOS PRINCIPIOS CONSTITUCIONALES Y ORIENTADA POR LOS VALORES ÉTICOS Y HUMANISTAS QUE NOS PERMITAN CONSTRUIR UNA SOCIEDAD MAS IGUALITARIA Y JUSTA.

UNIDAD DE MEDIDA: PERSONA **META:** 72.000

RESPONSABLE/EJECUTOR: SECRETARÍA DE FORMACIÓN LIBERADORA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS - Bolívares - Recursos Ordinarios - Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios - Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**44.240.000**	**0**	**0**	**0**	**44.240.000**
402	01	00	00	Productos alimenticios y agropecuarios	0	11.640.000	0	0	0	11.640.000
402	01	01	00	Alimentos y bebidas para personas	0	11.640.000	0	0	0	11.640.000
402	03	00	00	Textiles y vestuarios	0	5.000.000	0	0	0	5.000.000
402	03	01	00	Textiles	0	2.000.000	0	0	0	2.000.000
402	03	02	00	Prendas de vestir	0	3.000.000	0	0	0	3.000.000
402	05	00	00	Productos de papel, cartón e impresos	0	2.500.000	0	0	0	2.500.000
402	05	03	00	Productos de papel y cartón para oficina	0	2.000.000	0	0	0	2.000.000
402	05	05	00	Material de enseñanza	0	500.000	0	0	0	500.000
402	06	00	00	Productos químicos y derivados	0	5.400.000	0	0	0	5.400.000
402	06	03	00	Tintas, pinturas y colorantes	0	1.000.000	0	0	0	1.000.000
402	06	04	00	Productos farmacéuticos y medicamentos	0	3.000.000	0	0	0	3.000.000
402	06	05	00	Productos de tocador	0	200.000	0	0	0	200.000
402	06	08	00	Productos plásticos	0	1.200.000	0	0	0	1.200.000
402	10	00	00	Productos varios y útiles diversos	0	19.700.000	0	0	0	19.700.000
402	10	01	00	Artículos de deporte, recreación y juguetes	0	12.000.000	0	0	0	12.000.000
402	10	02	00	Materiales y útiles de limpieza y aseo	0	1.600.000	0	0	0	1.600.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	2.000.000	0	0	0	2.000.000
402	10	06	00	Condecoraciones, ofrendas y similares	0	2.100.000	0	0	0	2.100.000
402	10	08	00	Materiales para equipos de computación	0	1.500.000	0	0	0	1.500.000
402	10	99	00	Otros productos y útiles diversos	0	500.000	0	0	0	500.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**108.170.700**	**0**	**0**	**0**	**108.170.700**
403	02	00	00	Alquileres de maquinaria y equipos	0	9.000.000	0	0	0	9.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	0	9.000.000	0	0	0	9.000.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	22.800.000	0	0	0	22.800.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000058000 ATENCIÓN A LA JUVENTUD, EL DEPORTE, RECREACIÓN Y EDUCACIÓN EN EL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: EJERCER LA RECTORÍA DEL DEPORTE DEL DISTRITO CAPITAL, FORMULANDO POLÍTICAS Y ESTRATEGIAS PARA EL DESARROLLO DEL PLAN DEPORTIVO DISTRITAL, EN COORDINACIÓN CON EL EJECUTIVO NACIONAL Y DE ACUERDO A LA LEY ORGÁNICA DE DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA.COADYUVAR EN LA IMPLEMENTACIÓN Y FORTALECIMIENTO DE PROGRAMAS Y PROYECTOS EN CONCORDANCIA CON LA LEY PARA EL PODER POPULAR DE LA JUVENTUD Y LA LEY PARA LA JUVENTUD PRODUCTIVA, DONDE SE ATIENDAN LOS JÓVENES DEL DISTRITO CAPITAL. GARANTIZAR Y FORTALECER EL SERVICIO EDUCATIVO DEL DISTRITO CAPITAL, ACORDE CON LAS LEYES Y REGLAMENTOS SOBRE LA MATERIA, ENMARCADO EN EL CONCEPTO ROBINSONIANO DE UNA FORMACIÓN LIBERADORA, EN CONCORDANCIA, CON LOS PRINCIPIOS CONSTITUCIONALES Y ORIENTADA POR LOS VALORES ÉTICOS Y HUMANISTAS QUE NOS PERMITAN CONSTRUIR UNA SOCIEDAD MAS IGUALITARIA Y JUSTA.

UNIDAD DE MEDIDA: PERSONA **META:** 72.000

RESPONSABLE/EJECUTOR: SECRETARÍA DE FORMACIÓN LIBERADORA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios				Recursos Extraordinarios	
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	TOTAL
403	07	02	00	Imprenta y reproducción	0	4.800.000	0	0	0	4.800.000
403	07	03	00	Relaciones sociales	0	18.000.000	0	0	0	18.000.000
403	09	00	00	Viáticos y pasajes	0	1.000.000	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del país	0	500.000	0	0	0	500.000
403	09	02	00	Viáticos y pasajes fuera del país	0	500.000	0	0	0	500.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	58.880.000	0	0	0	58.880.000
403	10	11	00	Servicios para la elaboración y suministro de comida	0	56.880.000	0	0	0	56.880.000
403	10	99	00	Otros servicios profesionales y técnicos	0	2.000.000	0	0	0	2.000.000
403	18	00	00	Impuestos indirectos	0	16.490.700	0	0	0	16.490.700
403	18	01	00	Impuesto al valor agregado	0	16.490.700	0	0	0	16.490.700
404	**00**	**00**	**00**	**Activos reales**	**0**	**1.502.500**	**0**	**0**	**0**	**1.502.500**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	500.000	0	0	0	500.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	500.000	0	0	0	500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	1.002.500	0	0	0	1.002.500
404	09	01	00	Mobiliario y equipos de oficina	0	501.250	0	0	0	501.250
404	09	03	00	Mobiliario y equipos de alojamiento	0	501.250	0	0	0	501.250
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**146.086.800**	**0**	**0**	**0**	**146.086.800**
407	01	00	00	Transferencias y donaciones corrientes internas	0	146.086.800	0	0	0	146.086.800
407	01	01	00	Transferencias corrientes internas al sector privado	0	134.086.800	0	0	0	134.086.800
407	01	01	03	Becas escolares	0	11.232.000	0	0	0	11.232.000
407	01	01	07	Otras becas	0	122.854.800	0	0	0	122.854.800
407	01	02	00	Donaciones corrientes internas al sector privado	0	12.000.000	0	0	0	12.000.000
407	01	02	01	Donaciones corrientes a personas	0	12.000.000	0	0	0	12.000.000
				Totales	**0**	**300.000.000**	**0**	**0**	**0**	**300.000.000**

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000058000 ATENCIÓN A LA JUVENTUD, EL DEPORTE, RECREACIÓN Y EDUCACIÓN EN EL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: EJERCER LA RECTORÍA DEL DEPORTE DEL DISTRITO CAPITAL, FORMULANDO POLÍTICAS Y ESTRATEGIAS PARA EL DESARROLLO DEL PLAN DEPORTIVO DISTRITAL, EN COORDINACIÓN CON EL EJECUTIVO NACIONAL Y DE ACUERDO A LA LEY ORGÁNICA DE DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA.COADYUVAR EN LA IMPLEMENTACIÓN Y FORTALECIMIENTO DE PROGRAMAS Y PROYECTOS EN CONCORDANCIA CON LA LEY PARA EL PODER POPULAR DE LA JUVENTUD Y LA LEY PARA LA JUVENTUD PRODUCTIVA, DONDE SE ATIENDAN LOS JÓVENES DEL DISTRITO CAPITAL. GARANTIZAR Y FORTALECER EL SERVICIO EDUCATIVO DEL DISTRITO CAPITAL, ACORDE CON LAS LEYES Y REGLAMENTOS SOBRE LA MATERIA, ENMARCADO EN EL CONCEPTO ROBINSONIANO DE UNA FORMACIÓN LIBERADORA, EN CONCORDANCIA, CON LOS PRINCIPIOS CONSTITUCIONALES Y ORIENTADA POR LOS VALORES ÉTICOS Y HUMANISTAS QUE NOS PERMITAN CONSTRUIR UNA SOCIEDAD MAS IGUALITARIA Y JUSTA.

UNIDAD DE MEDIDA: PERSONA **META:** 72.000

RESPONSABLE/EJECUTOR: SECRETARÍA DE FORMACIÓN LIBERADORA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000058000 ATENCIÓN A LA JUVENTUD, EL DEPORTE, RECREACIÓN Y EDUCACIÓN EN EL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: EJERCER LA RECTORÍA DEL DEPORTE DEL DISTRITO CAPITAL, FORMULANDO POLÍTICAS Y ESTRATEGIAS PARA EL DESARROLLO DEL PLAN DEPORTIVO DISTRITAL, EN COORDINACIÓN CON EL EJECUTIVO NACIONAL Y DE ACUERDO A LA LEY ORGÁNICA DE DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA.COADYUVAR EN LA IMPLEMENTACIÓN Y FORTALECIMIENTO DE PROGRAMAS Y PROYECTOS EN CONCORDANCIA CON LA LEY PARA EL PODER POPULAR DE LA JUVENTUD Y LA LEY PARA LA JUVENTUD PRODUCTIVA, DONDE SE ATIENDAN LOS JÓVENES DEL DISTRITO CAPITAL. GARANTIZAR Y FORTALECER EL SERVICIO EDUCATIVO DEL DISTRITO CAPITAL, ACORDE CON LAS LEYES Y REGLAMENTOS SOBRE LA MATERIA, ENMARCADO EN EL CONCEPTO ROBINSONIANO DE UNA FORMACIÓN LIBERADORA, EN CONCORDANCIA, CON LOS PRINCIPIOS CONSTITUCIONALES Y ORIENTADA POR LOS VALORES ÉTICOS Y HUMANISTAS QUE NOS PERMITAN CONSTRUIR UNA SOCIEDAD MAS IGUALITARIA Y JUSTA.

UNIDAD DE MEDIDA: PERSONA **META:** 72.000

RESPONSABLE/EJECUTOR: SECRETARÍA DE FORMACIÓN LIBERADORA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000058001 APOYO DIRIGIDO A LAS Y LOS ATLETAS, Y A LAS Y LOS ENTRENADORES DEPORTIVOS DEL DISTRITO CAPITAL PARA LA ORGANIZACIÓN Y/O PARTICIPACIÓN DE LAS DIFERENTES DISCIPLINAS DEPORTIVAS EN EL CALENDARIO DEPORTIVO NACIONAL A TRAVÉS DEL CONTROL MÉDICO, ENTRENAMIENTO DEPORTIVO Y EL PROCESO DE PREPARACIÓN TÉCNICO.

UNIDAD DE MEDIDA: PERSONA **META:** 16.000

RESPONSABLE/EJECUTOR: SECRETARÍA DE FORMACIÓN LIBERADORA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares - Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	0	**13.980.000**	0	0	0	**13.980.000**
402	01	00	00	Productos alimenticios y agropecuarios	0	3.880.000	0	0	0	3.880.000
402	01	01	00	Alimentos y bebidas para personas	0	3.880.000	0	0	0	3.880.000
402	03	00	00	Textiles y vestuarios	0	5.000.000	0	0	0	5.000.000
402	03	01	00	Textiles	0	2.000.000	0	0	0	2.000.000
402	03	02	00	Prendas de vestir	0	3.000.000	0	0	0	3.000.000
402	06	00	00	Productos químicos y derivados	0	3.000.000	0	0	0	3.000.000
402	06	04	00	Productos farmacéuticos y medicamentos	0	3.000.000	0	0	0	3.000.000
402	10	00	00	Productos varios y útiles diversos	0	2.100.000	0	0	0	2.100.000
402	10	06	00	Condecoraciones, ofrendas y similares	0	2.100.000	0	0	0	2.100.000
403	00	00	00	**Servicios no personales**	0	**79.103.200**	0	0	0	**79.103.200**
403	02	00	00	Alquileres de maquinaria y equipos	0	3.000.000	0	0	0	3.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	0	3.000.000	0	0	0	3.000.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	7.600.000	0	0	0	7.600.000
403	07	02	00	Imprenta y reproducción	0	1.600.000	0	0	0	1.600.000
403	07	03	00	Relaciones sociales	0	6.000.000	0	0	0	6.000.000
403	09	00	00	Viáticos y pasajes	0	1.000.000	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del país	0	500.000	0	0	0	500.000
403	09	02	00	Viáticos y pasajes fuera del país	0	500.000	0	0	0	500.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	57.530.000	0	0	0	57.530.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000058000 ATENCIÓN A LA JUVENTUD, EL DEPORTE, RECREACIÓN Y EDUCACIÓN EN EL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: EJERCER LA RECTORÍA DEL DEPORTE DEL DISTRITO CAPITAL, FORMULANDO POLÍTICAS Y ESTRATEGIAS PARA EL DESARROLLO DEL PLAN DEPORTIVO DISTRITAL, EN COORDINACIÓN CON EL EJECUTIVO NACIONAL Y DE ACUERDO A LA LEY ORGÁNICA DE DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA.COADYUVAR EN LA IMPLEMENTACIÓN Y FORTALECIMIENTO DE PROGRAMAS Y PROYECTOS EN CONCORDANCIA CON LA LEY PARA EL PODER POPULAR DE LA JUVENTUD Y LA LEY PARA LA JUVENTUD PRODUCTIVA, DONDE SE ATIENDAN LOS JÓVENES DEL DISTRITO CAPITAL. GARANTIZAR Y FORTALECER EL SERVICIO EDUCATIVO DEL DISTRITO CAPITAL, ACORDE CON LAS LEYES Y REGLAMENTOS SOBRE LA MATERIA, ENMARCADO EN EL CONCEPTO ROBINSONIANO DE UNA FORMACIÓN LIBERADORA, EN CONCORDANCIA, CON LOS PRINCIPIOS CONSTITUCIONALES Y ORIENTADA POR LOS VALORES ÉTICOS Y HUMANISTAS QUE NOS PERMITAN CONSTRUIR UNA SOCIEDAD MAS IGUALITARIA Y JUSTA.

UNIDAD DE MEDIDA: PERSONA **META:** 72.000

RESPONSABLE/EJECUTOR: SECRETARÍA DE FORMACIÓN LIBERADORA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000058001 APOYO DIRIGIDO A LAS Y LOS ATLETAS, Y A LAS Y LOS ENTRENADORES DEPORTIVOS DEL DISTRITO CAPITAL PARA LA ORGANIZACIÓN Y/O PARTICIPACIÓN DE LAS DIFERENTES DISCIPLINAS DEPORTIVAS EN EL CALENDARIO DEPORTIVO NACIONAL A TRAVÉS DEL CONTROL MÉDICO, ENTRENAMIENTO DEPORTIVO Y EL PROCESO DE PREPARACIÓN TÉCNICO.

UNIDAD DE MEDIDA: PERSONA **META:** 16.000

RESPONSABLE/EJECUTOR: SECRETARÍA DE FORMACIÓN LIBERADORA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
403	10	11	00	Servicios para la elaboración y suministro de comida	0	56.880.000	0	0	0	56.880.000
403	10	99	00	Otros servicios profesionales y técnicos	0	650.000	0	0	0	650.000
403	18	00	00	Impuestos indirectos	0	9.973.200	0	0	0	9.973.200
403	18	01	00	Impuesto al valor agregado	0	9.973.200	0	0	0	9.973.200
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**126.854.800**	**0**	**0**	**0**	**126.854.800**
407	01	00	00	Transferencias y donaciones corrientes internas	0	126.854.800	0	0	0	126.854.800
407	01	01	00	Transferencias corrientes internas al sector privado	0	122.854.800	0	0	0	122.854.800
407	01	01	07	Otras becas	0	122.854.800	0	0	0	122.854.800
407	01	02	00	Donaciones corrientes internas al sector privado	0	4.000.000	0	0	0	4.000.000
407	01	02	01	Donaciones corrientes a personas	0	4.000.000	0	0	0	4.000.000
				Totales	**0**	**219.938.000**	**0**	**0**	**0**	**219.938.000**

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000058000 ATENCIÓN A LA JUVENTUD, EL DEPORTE, RECREACIÓN Y EDUCACIÓN EN EL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: EJERCER LA RECTORÍA DEL DEPORTE DEL DISTRITO CAPITAL, FORMULANDO POLÍTICAS Y ESTRATEGIAS PARA EL DESARROLLO DEL PLAN DEPORTIVO DISTRITAL, EN COORDINACIÓN CON EL EJECUTIVO NACIONAL Y DE ACUERDO A LA LEY ORGÁNICA DE DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA.COADYUVAR EN LA IMPLEMENTACIÓN Y FORTALECIMIENTO DE PROGRAMAS Y PROYECTOS EN CONCORDANCIA CON LA LEY PARA EL PODER POPULAR DE LA JUVENTUD Y LA LEY PARA LA JUVENTUD PRODUCTIVA, DONDE SE ATIENDAN LOS JÓVENES DEL DISTRITO CAPITAL. GARANTIZAR Y FORTALECER EL SERVICIO EDUCATIVO DEL DISTRITO CAPITAL, ACORDE CON LAS LEYES Y REGLAMENTOS SOBRE LA MATERIA, ENMARCADO EN EL CONCEPTO ROBINSONIANO DE UNA FORMACIÓN LIBERADORA, EN CONCORDANCIA, CON LOS PRINCIPIOS CONSTITUCIONALES Y ORIENTADA POR LOS VALORES ÉTICOS Y HUMANISTAS QUE NOS PERMITAN CONSTRUIR UNA SOCIEDAD MAS IGUALITARIA Y JUSTA.

UNIDAD DE MEDIDA: PERSONA **META:** 72.000

RESPONSABLE/EJECUTOR: SECRETARÍA DE FORMACIÓN LIBERADORA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000058002 DOTACIÓN DE MATERIALES Y EQUIPOS A LAS ORGANIZACIONES SOCIALES PROMOTORAS DEL DEPORTE DE CARÁCTER ASOCIATIVO Y DEL PODER POPULAR, GARANTIZANDO EL MANTENIMIENTO DE LAS INSTALACIONES DEPORTIVAS BAJO EL USO.

UNIDAD DE MEDIDA: DOTACIÓN **META:** 12

RESPONSABLE/EJECUTOR: SECRETARÍA DE FORMACIÓN LIBERADORA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**12.000.000**	**0**	**0**	**0**	**12.000.000**
402	10	00	00	Productos varios y útiles diversos	0	12.000.000	0	0	0	12.000.000
402	10	01	00	Artículos de deporte, recreación y juguetes	0	12.000.000	0	0	0	12.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**1.500.000**	**0**	**0**	**0**	**1.500.000**
403	18	00	00	Impuestos indirectos	0	1.500.000	0	0	0	1.500.000
403	18	01	00	Impuesto al valor agregado	0	1.500.000	0	0	0	1.500.000
404	**00**	**00**	**00**	**Activos reales**	**0**	**500.000**	**0**	**0**	**0**	**500.000**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	500.000	0	0	0	500.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	500.000	0	0	0	500.000
				Totales	**0**	**14.000.000**	**0**	**0**	**0**	**14.000.000**

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000058000 ATENCIÓN A LA JUVENTUD, EL DEPORTE, RECREACIÓN Y EDUCACIÓN EN EL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: EJERCER LA RECTORÍA DEL DEPORTE DEL DISTRITO CAPITAL, FORMULANDO POLÍTICAS Y ESTRATEGIAS PARA EL DESARROLLO DEL PLAN DEPORTIVO DISTRITAL, EN COORDINACIÓN CON EL EJECUTIVO NACIONAL Y DE ACUERDO A LA LEY ORGÁNICA DE DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA.COADYUVAR EN LA IMPLEMENTACIÓN Y FORTALECIMIENTO DE PROGRAMAS Y PROYECTOS EN CONCORDANCIA CON LA LEY PARA EL PODER POPULAR DE LA JUVENTUD Y LA LEY PARA LA JUVENTUD PRODUCTIVA, DONDE SE ATIENDAN LOS JÓVENES DEL DISTRITO CAPITAL. GARANTIZAR Y FORTALECER EL SERVICIO EDUCATIVO DEL DISTRITO CAPITAL, ACORDE CON LAS LEYES Y REGLAMENTOS SOBRE LA MATERIA, ENMARCADO EN EL CONCEPTO ROBINSONIANO DE UNA FORMACIÓN LIBERADORA, EN CONCORDANCIA, CON LOS PRINCIPIOS CONSTITUCIONALES Y ORIENTADA POR LOS VALORES ÉTICOS Y HUMANISTAS QUE NOS PERMITAN CONSTRUIR UNA SOCIEDAD MAS IGUALITARIA Y JUSTA.

UNIDAD DE MEDIDA: PERSONA **META:** 72.000

RESPONSABLE/EJECUTOR: SECRETARÍA DE FORMACIÓN LIBERADORA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000058003 APOYO DIRIGIDO A LOS JÓVENES CARAQUEÑOS A TRAVÉS DE LA IMPLEMENTACIÓN Y FORTALECIMIENTO DE PROGRAMAS DE FORMACIÓN Y RECREACIÓN QUE CONTRIBUYAN A UNA VIDA SANA Y A LA CONVIVENCIA SOLIDARIA.

UNIDAD DE MEDIDA: PERSONA **META:** 11.000

RESPONSABLE/EJECUTOR: SECRETARÍA DE FORMACIÓN LIBERADORA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**4.880.000**	**0**	**0**	**0**	**4.880.000**
402	01	00	00	Productos alimenticios y agropecuarios	0	3.880.000	0	0	0	3.880.000
402	01	01	00	Alimentos y bebidas para personas	0	3.880.000	0	0	0	3.880.000
402	06	00	00	Productos químicos y derivados	0	1.000.000	0	0	0	1.000.000
402	06	03	00	Tintas, pinturas y colorantes	0	1.000.000	0	0	0	1.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**13.241.600**	**0**	**0**	**0**	**13.241.600**
403	02	00	00	Alquileres de maquinaria y equipos	0	3.000.000	0	0	0	3.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	0	3.000.000	0	0	0	3.000.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	7.600.000	0	0	0	7.600.000
403	07	02	00	Imprenta y reproducción	0	1.600.000	0	0	0	1.600.000
403	07	03	00	Relaciones sociales	0	6.000.000	0	0	0	6.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	700.000	0	0	0	700.000
403	10	99	00	Otros servicios profesionales y técnicos	0	700.000	0	0	0	700.000
403	18	00	00	Impuestos indirectos	0	1.941.600	0	0	0	1.941.600
403	18	01	00	Impuesto al valor agregado	0	1.941.600	0	0	0	1.941.600
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**4.000.000**	**0**	**0**	**0**	**4.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	0	4.000.000	0	0	0	4.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	0	4.000.000	0	0	0	4.000.000
407	01	02	01	Donaciones corrientes a personas	0	4.000.000	0	0	0	4.000.000
				Totales	**0**	**22.121.600**	**0**	**0**	**0**	**22.121.600**

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000058000 ATENCIÓN A LA JUVENTUD, EL DEPORTE, RECREACIÓN Y EDUCACIÓN EN EL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: EJERCER LA RECTORÍA DEL DEPORTE DEL DISTRITO CAPITAL, FORMULANDO POLÍTICAS Y ESTRATEGIAS PARA EL DESARROLLO DEL PLAN DEPORTIVO DISTRITAL, EN COORDINACIÓN CON EL EJECUTIVO NACIONAL Y DE ACUERDO A LA LEY ORGÁNICA DE DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA.COADYUVAR EN LA IMPLEMENTACIÓN Y FORTALECIMIENTO DE PROGRAMAS Y PROYECTOS EN CONCORDANCIA CON LA LEY PARA EL PODER POPULAR DE LA JUVENTUD Y LA LEY PARA LA JUVENTUD PRODUCTIVA, DONDE SE ATIENDAN LOS JÓVENES DEL DISTRITO CAPITAL. GARANTIZAR Y FORTALECER EL SERVICIO EDUCATIVO DEL DISTRITO CAPITAL, ACORDE CON LAS LEYES Y REGLAMENTOS SOBRE LA MATERIA, ENMARCADO EN EL CONCEPTO ROBINSONIANO DE UNA FORMACIÓN LIBERADORA, EN CONCORDANCIA, CON LOS PRINCIPIOS CONSTITUCIONALES Y ORIENTADA POR LOS VALORES ÉTICOS Y HUMANISTAS QUE NOS PERMITAN CONSTRUIR UNA SOCIEDAD MAS IGUALITARIA Y JUSTA.

UNIDAD DE MEDIDA: PERSONA **META:** 72.000

RESPONSABLE/EJECUTOR: SECRETARÍA DE FORMACIÓN LIBERADORA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000058004 APOYO DIRIGIDO A LOS ESTUDIANTES, PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO DE LAS UNIDADES EDUCATIVAS DISTRITALES, CON LOS IMPLEMENTOS NECESARIOS Y LAS HERRAMIENTAS DE TRABAJO PARA UN AÑO ESCOLAR EXITOSO.

UNIDAD DE MEDIDA: PERSONA **META:** 45.000

RESPONSABLE/EJECUTOR: SECRETARÍA DE FORMACIÓN LIBERADORA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	0	**13.380.000**	0	0	0	**13.380.000**
402	01	00	00	Productos alimenticios y agropecuarios	0	3.880.000	0	0	0	3.880.000
402	01	01	00	Alimentos y bebidas para personas	0	3.880.000	0	0	0	3.880.000
402	05	00	00	Productos de papel, cartón e impresos	0	2.500.000	0	0	0	2.500.000
402	05	03	00	Productos de papel y cartón para oficina	0	2.000.000	0	0	0	2.000.000
402	05	05	00	Material de enseñanza	0	500.000	0	0	0	500.000
402	06	00	00	Productos químicos y derivados	0	1.400.000	0	0	0	1.400.000
402	06	05	00	Productos de tocador	0	200.000	0	0	0	200.000
402	06	08	00	Productos plásticos	0	1.200.000	0	0	0	1.200.000
402	10	00	00	Productos varios y útiles diversos	0	5.600.000	0	0	0	5.600.000
402	10	02	00	Materiales y útiles de limpieza y aseo	0	1.600.000	0	0	0	1.600.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	2.000.000	0	0	0	2.000.000
402	10	08	00	Materiales para equipos de computación	0	1.500.000	0	0	0	1.500.000
402	10	99	00	Otros productos y útiles diversos	0	500.000	0	0	0	500.000
403	**00**	**00**	**00**	**Servicios no personales**	0	**14.205.600**	0	0	0	**14.205.600**
403	02	00	00	Alquileres de maquinaria y equipos	0	3.000.000	0	0	0	3.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	0	3.000.000	0	0	0	3.000.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	7.600.000	0	0	0	7.600.000
403	07	02	00	Imprenta y reproducción	0	1.600.000	0	0	0	1.600.000
403	07	03	00	Relaciones sociales	0	6.000.000	0	0	0	6.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	650.000	0	0	0	650.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000058000 ATENCIÓN A LA JUVENTUD, EL DEPORTE, RECREACIÓN Y EDUCACIÓN EN EL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: EJERCER LA RECTORÍA DEL DEPORTE DEL DISTRITO CAPITAL, FORMULANDO POLÍTICAS Y ESTRATEGIAS PARA EL DESARROLLO DEL PLAN DEPORTIVO DISTRITAL, EN COORDINACIÓN CON EL EJECUTIVO NACIONAL Y DE ACUERDO A LA LEY ORGÁNICA DE DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA.COADYUVAR EN LA IMPLEMENTACIÓN Y FORTALECIMIENTO DE PROGRAMAS Y PROYECTOS EN CONCORDANCIA CON LA LEY PARA EL PODER POPULAR DE LA JUVENTUD Y LA LEY PARA LA JUVENTUD PRODUCTIVA, DONDE SE ATIENDAN LOS JÓVENES DEL DISTRITO CAPITAL. GARANTIZAR Y FORTALECER EL SERVICIO EDUCATIVO DEL DISTRITO CAPITAL, ACORDE CON LAS LEYES Y REGLAMENTOS SOBRE LA MATERIA, ENMARCADO EN EL CONCEPTO ROBINSONIANO DE UNA FORMACIÓN LIBERADORA, EN CONCORDANCIA, CON LOS PRINCIPIOS CONSTITUCIONALES Y ORIENTADA POR LOS VALORES ÉTICOS Y HUMANISTAS QUE NOS PERMITAN CONSTRUIR UNA SOCIEDAD MAS IGUALITARIA Y JUSTA.

UNIDAD DE MEDIDA: PERSONA **META:** 72.000

RESPONSABLE/EJECUTOR: SECRETARÍA DE FORMACIÓN LIBERADORA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000058004 APOYO DIRIGIDO A LOS ESTUDIANTES, PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO DE LAS UNIDADES EDUCATIVAS DISTRITALES, CON LOS IMPLEMENTOS NECESARIOS Y LAS HERRAMIENTAS DE TRABAJO PARA UN AÑO ESCOLAR EXITOSO.

UNIDAD DE MEDIDA: PERSONA **META:** 45.000

RESPONSABLE/EJECUTOR: SECRETARÍA DE FORMACIÓN LIBERADORA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares - Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
403	10	99	00	Otros servicios profesionales y técnicos	0	650.000	0	0	0	650.000
403	18	00	00	Impuestos indirectos	0	2.955.600	0	0	0	2.955.600
403	18	01	00	Impuesto al valor agregado	0	2.955.600	0	0	0	2.955.600
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**15.232.000**	**0**	**0**	0	**15.232.000**
407	01	00	00	Transferencias y donaciones corrientes internas	0	15.232.000	0	0	0	15.232.000
407	01	01	00	Transferencias corrientes internas al sector privado	0	11.232.000	0	0	0	11.232.000
407	01	01	03	Becas escolares	0	11.232.000	0	0	0	11.232.000
407	01	02	00	Donaciones corrientes internas al sector privado	0	4.000.000	0	0	0	4.000.000
407	01	02	01	Donaciones corrientes a personas	0	4.000.000	0	0	0	4.000.000
				Totales	**0**	**42.817.600**	**0**	**0**	0	**42.817.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000058000 ATENCIÓN A LA JUVENTUD, EL DEPORTE, RECREACIÓN Y EDUCACIÓN EN EL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: EJERCER LA RECTORÍA DEL DEPORTE DEL DISTRITO CAPITAL, FORMULANDO POLÍTICAS Y ESTRATEGIAS PARA EL DESARROLLO DEL PLAN DEPORTIVO DISTRITAL, EN COORDINACIÓN CON EL EJECUTIVO NACIONAL Y DE ACUERDO A LA LEY ORGÁNICA DE DEPORTE, ACTIVIDAD FÍSICA Y EDUCACIÓN FÍSICA.COADYUVAR EN LA IMPLEMENTACIÓN Y FORTALECIMIENTO DE PROGRAMAS Y PROYECTOS EN CONCORDANCIA CON LA LEY PARA EL PODER POPULAR DE LA JUVENTUD Y LA LEY PARA LA JUVENTUD PRODUCTIVA, DONDE SE ATIENDAN LOS JÓVENES DEL DISTRITO CAPITAL. GARANTIZAR Y FORTALECER EL SERVICIO EDUCATIVO DEL DISTRITO CAPITAL, ACORDE CON LAS LEYES Y REGLAMENTOS SOBRE LA MATERIA, ENMARCADO EN EL CONCEPTO ROBINSONIANO DE UNA FORMACIÓN LIBERADORA, EN CONCORDANCIA, CON LOS PRINCIPIOS CONSTITUCIONALES Y ORIENTADA POR LOS VALORES ÉTICOS Y HUMANISTAS QUE NOS PERMITAN CONSTRUIR UNA SOCIEDAD MAS IGUALITARIA Y JUSTA.

UNIDAD DE MEDIDA: PERSONA **META:** 72.000

RESPONSABLE/EJECUTOR: SECRETARÍA DE FORMACIÓN LIBERADORA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000058005 DOTACIÓN DE MATERIALES, EQUIPOS Y MOBILIARIOS DE OFICINA, QUE GARANTICEN EL BUEN FUNCIONAMIENTO EN LAS UNIDADES EDUCATIVAS DISTRITALES.

UNIDAD DE MEDIDA: DOTACIÓN **META:** 8

RESPONSABLE/EJECUTOR: SECRETARÍA DE FORMACIÓN LIBERADORA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**120.300**	**0**	**0**	**0**	**120.300**
403	18	00	00	Impuestos indirectos	0	120.300	0	0	0	120.300
403	18	01	00	Impuesto al valor agregado	0	120.300	0	0	0	120.300
404	**00**	**00**	**00**	**Activos reales**	**0**	**1.002.500**	**0**	**0**	**0**	**1.002.500**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	1.002.500	0	0	0	1.002.500
404	09	01	00	Mobiliario y equipos de oficina	0	501.250	0	0	0	501.250
404	09	03	00	Mobiliario y equipos de alojamiento	0	501.250	0	0	0	501.250
				Totales	**0**	**1.122.800**	**0**	**0**	**0**	**1.122.800**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000059000 DESARROLLO DE LA RESILIENCIA FRENTE A DESASTRES EN EL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: SENSIBILIZAR, CAPACITAR Y DOTAR A LA POBLACIÓN DEL DISTRITO CAPITAL DE INSUMOS Y EQUIPOS NECESARIOS QUE GARANTICEN LA AUTOPROTECCIÓN ANTE EVENTOS ADVERSOS.

UNIDAD DE MEDIDA: PERSONA

META: 801.483

RESPONSABLE/EJECUTOR: PROTECCIÓN CIVIL DEL DISTRITO CAPITAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	00	00	00	**Materiales, suministros y mercancías**	0	11.872.175	0	0	0	11.872.175
402	01	00	00	Productos alimenticios y agropecuarios	0	1.767.817	0	0	0	1.767.817
402	01	01	00	Alimentos y bebidas para personas	0	1.767.817	0	0	0	1.767.817
402	03	00	00	Textiles y vestuarios	0	1.625.364	0	0	0	1.625.364
402	03	01	00	Textiles	0	91.494	0	0	0	91.494
402	03	02	00	Prendas de vestir	0	1.533.870	0	0	0	1.533.870
402	05	00	00	Productos de papel, cartón e impresos	0	324.350	0	0	0	324.350
402	05	03	00	Productos de papel y cartón para oficina	0	324.350	0	0	0	324.350
402	06	00	00	Productos químicos y derivados	0	406.251	0	0	0	406.251
402	06	04	00	Productos farmacéuticos y medicamentos	0	268.711	0	0	0	268.711
402	06	08	00	Productos plásticos	0	59.540	0	0	0	59.540
402	06	99	00	Otros productos de la industria química y conexos	0	78.000	0	0	0	78.000
402	08	00	00	Productos metálicos	0	582.842	0	0	0	582.842
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	582.842	0	0	0	582.842
402	10	00	00	Productos varios y útiles diversos	0	7.100.249	0	0	0	7.100.249
402	10	03	00	Utensilios de cocina y comedor	0	202.670	0	0	0	202.670
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	0	3.012.711	0	0	0	3.012.711
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	80.647	0	0	0	80.647
402	10	07	00	Productos de seguridad en el trabajo	0	1.629.839	0	0	0	1.629.839
402	10	08	00	Materiales para equipos de computación	0	1.915.209	0	0	0	1.915.209
402	10	11	00	Materiales eléctricos	0	259.173	0	0	0	259.173
402	99	00	00	Otros materiales y suministros	0	65.302	0	0	0	65.302
402	99	01	00	Otros materiales y suministros	0	65.302	0	0	0	65.302
403	00	00	00	**Servicios no personales**	0	2.030.726	0	0	0	2.030.726
403	18	00	00	Impuestos indirectos	0	1.901.126	0	0	0	1.901.126
403	18	01	00	Impuesto al valor agregado	0	1.901.126	0	0	0	1.901.126
403	99	00	00	Otros servicios no personales	0	129.600	0	0	0	129.600
403	99	01	00	Otros servicios no personales	0	129.600	0	0	0	129.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000059000 DESARROLLO DE LA RESILIENCIA FRENTE A DESASTRES EN EL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: SENSIBILIZAR, CAPACITAR Y DOTAR A LA POBLACIÓN DEL DISTRITO CAPITAL DE INSUMOS Y EQUIPOS NECESARIOS QUE GARANTICEN LA AUTOPROTECCIÓN ANTE EVENTOS ADVERSOS.

UNIDAD DE MEDIDA: PERSONA

META: 801.483

RESPONSABLE/EJECUTOR: PROTECCIÓN CIVIL DEL DISTRITO CAPITAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**0**	**4.482.928**	**0**	**0**	**0**	**4.482.928**
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	1.352.000	0	0	0	1.352.000
404	05	01	00	Equipos de telecomunicaciones	0	1.352.000	0	0	0	1.352.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	1.105.000	0	0	0	1.105.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	0	1.105.000	0	0	0	1.105.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	1.129.331	0	0	0	1.129.331
404	09	02	00	Equipos de computación	0	1.129.331	0	0	0	1.129.331
404	99	00	00	Otros activos reales	0	896.597	0	0	0	896.597
404	99	01	00	Otros activos reales	0	896.597	0	0	0	896.597
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**2.873.079**	**0**	**0**	**0**	**2.873.079**
407	01	00	00	Transferencias y donaciones corrientes internas	0	2.873.079	0	0	0	2.873.079
407	01	02	00	Donaciones corrientes internas al sector privado	0	2.873.079	0	0	0	2.873.079
407	01	02	01	Donaciones corrientes a personas	0	2.873.079	0	0	0	2.873.079
				Totales	**0**	**21.258.908**	**0**	**0**	**0**	**21.258.908**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

E5000 - 75

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000059000 DESARROLLO DE LA RESILIENCIA FRENTE A DESASTRES EN EL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: SENSIBILIZAR, CAPACITAR Y DOTAR A LA POBLACIÓN DEL DISTRITO CAPITAL DE INSUMOS Y EQUIPOS NECESARIOS QUE GARANTICEN LA AUTOPROTECCIÓN ANTE EVENTOS ADVERSOS.

UNIDAD DE MEDIDA: PERSONA

META: 801.483

RESPONSABLE/EJECUTOR: PROTECCIÓN CIVIL DEL DISTRITO CAPITAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000059000 DESARROLLO DE LA RESILIENCIA FRENTE A DESASTRES EN EL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: SENSIBILIZAR, CAPACITAR Y DOTAR A LA POBLACIÓN DEL DISTRITO CAPITAL DE INSUMOS Y EQUIPOS NECESARIOS QUE GARANTICEN LA AUTOPROTECCIÓN ANTE EVENTOS ADVERSOS.

UNIDAD DE MEDIDA: PERSONA **META:** 801.483

RESPONSABLE/EJECUTOR: PROTECCIÓN CIVIL DEL DISTRITO CAPITAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000059001 EVALUAR LAS ZONAS SUSCEPTIBLES Y VULNERABLES ANTE AMENAZAS FÍSICAS Y NATURALES A PARTIR DEL ESTUDIO DE LOS FACTORES MORFOLÓGICOS, HIDROLÓGICOS Y ANTRÓPICOS EN LAS 22 PARROQUIAS DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: PERSONA **META:** 208.386

RESPONSABLE/EJECUTOR: DIRECCION DE CONTROL DE RIESGO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	0	**1.490.264**	0	0	0	**1.490.264**
402	03	00	00	Textiles y vestuarios	0	180.960	0	0	0	180.960
402	03	02	00	Prendas de vestir	0	180.960	0	0	0	180.960
402	05	00	00	Productos de papel, cartón e impresos	0	124.800	0	0	0	124.800
402	05	03	00	Productos de papel y cartón para oficina	0	124.800	0	0	0	124.800
402	08	00	00	Productos metálicos	0	28.912	0	0	0	28.912
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	28.912	0	0	0	28.912
402	10	00	00	Productos varios y útiles diversos	0	1.148.530	0	0	0	1.148.530
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	16.557	0	0	0	16.557
402	10	07	00	Productos de seguridad en el trabajo	0	58.968	0	0	0	58.968
402	10	08	00	Materiales para equipos de computación	0	1.073.005	0	0	0	1.073.005
402	99	00	00	Otros materiales y suministros	0	7.062	0	0	0	7.062
402	99	01	00	Otros materiales y suministros	0	7.062	0	0	0	7.062
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**370.460**	**0**	**0**	0	**370.460**
403	18	00	00	Impuestos indirectos	0	370.460	0	0	0	370.460
403	18	01	00	Impuesto al valor agregado	0	370.460	0	0	0	370.460
404	**00**	**00**	**00**	**Activos reales**	**0**	**1.596.902**	**0**	**0**	0	**1.596.902**
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	1.352.000	0	0	0	1.352.000
404	05	01	00	Equipos de telecomunicaciones	0	1.352.000	0	0	0	1.352.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	244.902	0	0	0	244.902
404	09	02	00	Equipos de computación	0	244.902	0	0	0	244.902
				Totales	0	**3.457.626**	0	0	0	**3.457.626**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000059000 DESARROLLO DE LA RESILIENCIA FRENTE A DESASTRES EN EL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: SENSIBILIZAR, CAPACITAR Y DOTAR A LA POBLACIÓN DEL DISTRITO CAPITAL DE INSUMOS Y EQUIPOS NECESARIOS QUE GARANTICEN LA AUTOPROTECCIÓN ANTE EVENTOS ADVERSOS.

UNIDAD DE MEDIDA: PERSONA **META:** 801.483

RESPONSABLE/EJECUTOR: PROTECCIÓN CIVIL DEL DISTRITO CAPITAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000059002 FORTALECER LAS CAPACIDADES DE LAS COMUNIDADES A TRAVÉS DE LA PREPARACIÓN Y CAPACITACIÓN DE LA POBLACIÓN DEL DISTRITO CAPITAL ANTE EMERGENCIAS Y DESASTRES.

UNIDAD DE MEDIDA: PERSONA **META:** 272.504

RESPONSABLE/EJECUTOR: DIRECCION DE PREPARACIÓN PARA CASOS DE DESASTRES (PRECADE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	0	**1.907.034**	0	0	0	**1.907.034**
402	03	00	00	Textiles y vestuarios	0	84.500	0	0	0	84.500
402	03	01	00	Textiles	0	84.500	0	0	0	84.500
402	05	00	00	Productos de papel, cartón e impresos	0	182.000	0	0	0	182.000
402	05	03	00	Productos de papel y cartón para oficina	0	182.000	0	0	0	182.000
402	06	00	00	Productos químicos y derivados	0	40.560	0	0	0	40.560
402	06	08	00	Productos plásticos	0	40.560	0	0	0	40.560
402	10	00	00	Productos varios y útiles diversos	0	1.599.974	0	0	0	1.599.974
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	0	242.970	0	0	0	242.970
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	62.062	0	0	0	62.062
402	10	07	00	Productos de seguridad en el trabajo	0	760.461	0	0	0	760.461
402	10	08	00	Materiales para equipos de computación	0	517.204	0	0	0	517.204
402	10	11	00	Materiales eléctricos	0	17.277	0	0	0	17.277
403	**00**	**00**	**00**	**Servicios no personales**	0	**480.725**	0	0	0	**480.725**
403	18	00	00	Impuestos indirectos	0	480.725	0	0	0	480.725
403	18	01	00	Impuesto al valor agregado	0	480.725	0	0	0	480.725
404	**00**	**00**	**00**	**Activos reales**	0	**2.099.006**	0	0	0	**2.099.006**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	1.105.000	0	0	0	1.105.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	0	1.105.000	0	0	0	1.105.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	884.429	0	0	0	884.429
404	09	02	00	Equipos de computación	0	884.429	0	0	0	884.429
404	99	00	00	Otros activos reales	0	109.577	0	0	0	109.577
404	99	01	00	Otros activos reales	0	109.577	0	0	0	109.577

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000059000 DESARROLLO DE LA RESILIENCIA FRENTE A DESASTRES EN EL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: SENSIBILIZAR, CAPACITAR Y DOTAR A LA POBLACIÓN DEL DISTRITO CAPITAL DE INSUMOS Y EQUIPOS NECESARIOS QUE GARANTICEN LA AUTOPROTECCIÓN ANTE EVENTOS ADVERSOS.

UNIDAD DE MEDIDA: PERSONA **META:** 801.483

RESPONSABLE/EJECUTOR: PROTECCIÓN CIVIL DEL DISTRITO CAPITAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000059002 FORTALECER LAS CAPACIDADES DE LAS COMUNIDADES A TRAVÉS DE LA PREPARACIÓN Y CAPACITACIÓN DE LA POBLACIÓN DEL DISTRITO CAPITAL ANTE EMERGENCIAS Y DESASTRES.

UNIDAD DE MEDIDA: PERSONA **META:** 272.504

RESPONSABLE/EJECUTOR: DIRECCION DE PREPARACIÓN PARA CASOS DE DESASTRES (PRECADE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**1.298.079**	**0**	**0**	**0**	**1.298.079**
407	01	00	00	Transferencias y donaciones corrientes internas	0	1.298.079	0	0	0	1.298.079
407	01	02	00	Donaciones corrientes internas al sector privado	0	1.298.079	0	0	0	1.298.079
407	01	02	01	Donaciones corrientes a personas	0	1.298.079	0	0	0	1.298.079
				Totales	**0**	**5.784.844**	**0**	**0**	**0**	**5.784.844**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000059000 DESARROLLO DE LA RESILIENCIA FRENTE A DESASTRES EN EL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: SENSIBILIZAR, CAPACITAR Y DOTAR A LA POBLACIÓN DEL DISTRITO CAPITAL DE INSUMOS Y EQUIPOS NECESARIOS QUE GARANTICEN LA AUTOPROTECCIÓN ANTE EVENTOS ADVERSOS.

UNIDAD DE MEDIDA: PERSONA **META:** 801.483

RESPONSABLE/EJECUTOR: PROTECCIÓN CIVIL DEL DISTRITO CAPITAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000059003 ELABORAR E IMPLEMENTAR PLANES PARA LA CREACIÓN Y DIFUSIÓN DE UNA CULTURA PREVENTIVA Y MITIGACIÓN DE RIESGOS, ASÍ COMO LA ATENCIÓN DE EMERGENCIAS Y/O DESASTRES, EN LAS COMUNIDADES E INSTITUCIONES QUE HACEN VIDA DENTRO DE LAS 22 PARROQUIAS DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: PERSONA **META:** 152.282

RESPONSABLE/EJECUTOR: DIRECCION DE PLANIFICACION PARA CASOS DE DESASTRES (PLACADE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	0	**3.389.991**	0	0	0	**3.389.991**
402	01	00	00	Productos alimenticios y agropecuarios	0	1.767.817	0	0	0	1.767.817
402	01	01	00	Alimentos y bebidas para personas	0	1.767.817	0	0	0	1.767.817
402	03	00	00	Textiles y vestuarios	0	1.023.360	0	0	0	1.023.360
402	03	02	00	Prendas de vestir	0	1.023.360	0	0	0	1.023.360
402	05	00	00	Productos de papel, cartón e impresos	0	17.550	0	0	0	17.550
402	05	03	00	Productos de papel y cartón para oficina	0	17.550	0	0	0	17.550
402	06	00	00	Productos químicos y derivados	0	18.980	0	0	0	18.980
402	06	08	00	Productos plásticos	0	18.980	0	0	0	18.980
402	10	00	00	Productos varios y útiles diversos	0	562.284	0	0	0	562.284
402	10	03	00	Utensilios de cocina y comedor	0	202.670	0	0	0	202.670
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	2.028	0	0	0	2.028
402	10	07	00	Productos de seguridad en el trabajo	0	22.220	0	0	0	22.220
402	10	08	00	Materiales para equipos de computación	0	325.000	0	0	0	325.000
402	10	11	00	Materiales eléctricos	0	10.366	0	0	0	10.366
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**510.808**	**0**	**0**	0	**510.808**
403	18	00	00	Impuestos indirectos	0	381.208	0	0	0	381.208
403	18	01	00	Impuesto al valor agregado	0	381.208	0	0	0	381.208
403	99	00	00	Otros servicios no personales	0	129.600	0	0	0	129.600
403	99	01	00	Otros servicios no personales	0	129.600	0	0	0	129.600
404	**00**	**00**	**00**	**Activos reales**	**0**	**30.420**	**0**	**0**	0	**30.420**
404	99	00	00	Otros activos reales	0	30.420	0	0	0	30.420
404	99	01	00	Otros activos reales	0	30.420	0	0	0	30.420

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000059000 DESARROLLO DE LA RESILIENCIA FRENTE A DESASTRES EN EL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: SENSIBILIZAR, CAPACITAR Y DOTAR A LA POBLACIÓN DEL DISTRITO CAPITAL DE INSUMOS Y EQUIPOS NECESARIOS QUE GARANTICEN LA AUTOPROTECCIÓN ANTE EVENTOS ADVERSOS.

UNIDAD DE MEDIDA: PERSONA

META: 801.483

RESPONSABLE/EJECUTOR: PROTECCIÓN CIVIL DEL DISTRITO CAPITAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E50000059003 ELABORAR E IMPLEMENTAR PLANES PARA LA CREACIÓN Y DIFUSIÓN DE UNA CULTURA PREVENTIVA Y MITIGACIÓN DE RIESGOS, ASÍ COMO LA ATENCIÓN DE EMERGENCIAS Y/O DESASTRES, EN LAS COMUNIDADES E INSTITUCIONES QUE HACEN VIDA DENTRO DE LAS 22 PARROQUIAS DEL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: PERSONA

META: 152.282

RESPONSABLE/EJECUTOR: DIRECCION DE PLANIFICACION PARA CASOS DE DESASTRES (PLACADE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**1.575.000**	**0**	**0**	**0**	**1.575.000**
407	01	00	00	Transferencias y donaciones corrientes internas	0	1.575.000	0	0	0	1.575.000
407	01	02	00	Donaciones corrientes internas al sector privado	0	1.575.000	0	0	0	1.575.000
407	01	02	01	Donaciones corrientes a personas	0	1.575.000	0	0	0	1.575.000
				Totales	**0**	**5.506.219**	**0**	**0**	**0**	**5.506.219**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000059000 DESARROLLO DE LA RESILIENCIA FRENTE A DESASTRES EN EL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: SENSIBILIZAR, CAPACITAR Y DOTAR A LA POBLACIÓN DEL DISTRITO CAPITAL DE INSUMOS Y EQUIPOS NECESARIOS QUE GARANTICEN LA AUTOPROTECCIÓN ANTE EVENTOS ADVERSOS.

UNIDAD DE MEDIDA: PERSONA **META:** 801.483

RESPONSABLE/EJECUTOR: PROTECCIÓN CIVIL DEL DISTRITO CAPITAL **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000059004 DESARROLLO INTEGRAL DE LA RESILIENCIA A TRAVÉS DE LAS ACCIONES OPERATIVAS EN SUS DISTINTOS NIVELES Y ESPECIALIDADES PARA LA ATENCIÓN DE LAS DIFERENTES EMERGENCIAS FRECUENTES O DESASTRES FUTUROS QUE SE PUEDAN GENERAR EN EL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: PERSONA **META:** 168.311

RESPONSABLE/EJECUTOR: DIRECCION DE OPERACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**5.084.886**	**0**	**0**	**0**	**5.084.886**
402	03	00	00	Textiles y vestuarios	0	336.544	0	0	0	336.544
402	03	01	00	Textiles	0	6.994	0	0	0	6.994
402	03	02	00	Prendas de vestir	0	329.550	0	0	0	329.550
402	06	00	00	Productos químicos y derivados	0	346.711	0	0	0	346.711
402	06	04	00	Productos farmacéuticos y medicamentos	0	268.711	0	0	0	268.711
402	06	99	00	Otros productos de la industria química y conexos	0	78.000	0	0	0	78.000
402	08	00	00	Productos metálicos	0	553.930	0	0	0	553.930
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	553.930	0	0	0	553.930
402	10	00	00	Productos varios y útiles diversos	0	3.789.461	0	0	0	3.789.461
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	0	2.769.741	0	0	0	2.769.741
402	10	07	00	Productos de seguridad en el trabajo	0	788.190	0	0	0	788.190
402	10	11	00	Materiales eléctricos	0	231.530	0	0	0	231.530
402	99	00	00	Otros materiales y suministros	0	58.240	0	0	0	58.240
402	99	01	00	Otros materiales y suministros	0	58.240	0	0	0	58.240
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**668.733**	**0**	**0**	**0**	**668.733**
403	18	00	00	Impuestos indirectos	0	668.733	0	0	0	668.733
403	18	01	00	Impuesto al valor agregado	0	668.733	0	0	0	668.733
404	**00**	**00**	**00**	**Activos reales**	**0**	**756.600**	**0**	**0**	**0**	**756.600**
404	99	00	00	Otros activos reales	0	756.600	0	0	0	756.600
404	99	01	00	Otros activos reales	0	756.600	0	0	0	756.600
				Totales	**0**	**6.510.219**	**0**	**0**	**0**	**6.510.219**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000060000 FORTALECER LA INFRAESTRUCTURA URBANA EN EL DISTRITO CAPITAL EN ARAS DE MEJORAR LA CALIDAD DE VIDA DE SUS CIUDADANOS Y CIUDADANAS.

OBJETIVO DEL PROYECTO: EJERCER FUNCIONES DE RESTAURACIÓN, REHABILITACIÓN, RECUPERACIÓN Y REVITALIZACIÓN DE LAS OBRAS, CONJUNTOS Y LUGARES QUE CONFORMAN LOS BIENES PATRIMONIALES Y LOS ESPACIOS PÚBLICOS DE ENCUENTRO DEL DISTRITO CAPITAL, DE MANERA ARTICULADA CON LOS ÓRGANOS Y ENTES COMPETENTES MEDIANTE LA SUBSECRETARÍA DE BIENES Y ESPACIOS PATRIMONIALES.

UNIDAD DE MEDIDA: OBRA **META:** 125

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA Y SERVICIOS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	**0**	**9.285.715**	**0**	**0**	**0**	**9.285.715**
402	07	00	00	Productos minerales no metálicos	0	4.643.016	0	0	0	4.643.016
402	07	04	00	Cemento, cal y yeso	0	4.643.016	0	0	0	4.643.016
402	08	00	00	Productos metálicos	0	4.642.699	0	0	0	4.642.699
402	08	01	00	Productos primarios de hierro y acero	0	4.642.699	0	0	0	4.642.699
403	00	00	00	**Servicios no personales**	**47.235.450**	**74.722.830**	**0**	**0**	**0**	**121.958.280**
403	12	00	00	Conservación y reparaciones menores de obras	0	7.600.000	0	0	0	7.600.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	0	7.600.000	0	0	0	7.600.000
403	18	00	00	Impuestos indirectos	47.235.450	67.122.830	0	0	0	114.358.280
403	18	01	00	Impuesto al valor agregado	47.235.450	67.122.830	0	0	0	114.358.280
404	00	00	00	**Activos reales**	**441.704.000**	**494.395.955**	**0**	**0**	**0**	**936.099.955**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	375.543.286	426.549.526	0	0	0	802.092.812
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	327.468.036	210.219.285	0	0	0	537.687.321
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	48.075.250	216.330.241	0	0	0	264.405.491
404	13	00	00	Estudios y proyectos para inversión en activos fijos	19.732.143	15.089.286	0	0	0	34.821.429
404	13	01	00	Estudios y proyectos aplicables a bienes del dominio privado	19.732.143	0	0	0	0	19.732.143
404	13	02	00	Estudios y proyectos aplicables a bienes del dominio público	0	15.089.286	0	0	0	15.089.286
404	15	00	00	Construcciones del dominio privado	46.428.571	0	0	0	0	46.428.571
404	15	01	00	Construcciones de edificaciones médico-asistenciales	46.428.571	0	0	0	0	46.428.571
404	16	00	00	Construcciones del dominio público	0	52.757.143	0	0	0	52.757.143
404	16	03	00	Construcciones de instalaciones hidráulicas	0	52.757.143	0	0	0	52.757.143
407	00	00	00	**Transferencias y donaciones**	**142.060.750**	**121.595.500**	**0**	**0**	**0**	**263.656.250**
407	03	00	00	Transferencias y donaciones de capital internas	131.920.750	0	0	0	0	131.920.750
407	03	04	00	Donaciones de capital internas al sector público	131.920.750	0	0	0	0	131.920.750
407	03	04	01	Donaciones de capital a la República	131.920.750	0	0	0	0	131.920.750
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	10.140.000	121.595.500	0	0	0	131.735.500
407	12	02	00	Transferencias y Donaciones de Capital a Consejos Comunales	10.140.000	121.595.500	0	0	0	131.735.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000060000 FORTALECER LA INFRAESTRUCTURA URBANA EN EL DISTRITO CAPITAL EN ARAS DE MEJORAR LA CALIDAD DE VIDA DE SUS CIUDADANOS Y CIUDADANAS.

OBJETIVO DEL PROYECTO: EJERCER FUNCIONES DE RESTAURACIÓN, REHABILITACIÓN, RECUPERACIÓN Y REVITALIZACIÓN DE LAS OBRAS, CONJUNTOS Y LUGARES QUE CONFORMAN LOS BIENES PATRIMONIALES Y LOS ESPACIOS PÚBLICOS DE ENCUENTRO DEL DISTRITO CAPITAL, DE MANERA ARTICULADA CON LOS ÓRGANOS Y ENTES COMPETENTES MEDIANTE LA SUBSECRETARÍA DE BIENES Y ESPACIOS PATRIMONIALES.

UNIDAD DE MEDIDA: OBRA

META: 125

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA Y SERVICIOS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
407	12	02	01	Transferencias de Capital a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	10.140.000	121.595.500	0	0	0	131.735.500
				Totales	**631.000.200**	**700.000.000**	**0**	**0**	**0**	**1.331.000.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000060000 FORTALECER LA INFRAESTRUCTURA URBANA EN EL DISTRITO CAPITAL EN ARAS DE MEJORAR LA CALIDAD DE VIDA DE SUS CIUDADANOS Y CIUDADANAS.

OBJETIVO DEL PROYECTO: EJERCER FUNCIONES DE RESTAURACIÓN, REHABILITACIÓN, RECUPERACIÓN Y REVITALIZACIÓN DE LAS OBRAS, CONJUNTOS Y LUGARES QUE CONFORMAN LOS BIENES PATRIMONIALES Y LOS ESPACIOS PÚBLICOS DE ENCUENTRO DEL DISTRITO CAPITAL, DE MANERA ARTICULADA CON LOS ÓRGANOS Y ENTES COMPETENTES MEDIANTE LA SUBSECRETARÍA DE BIENES Y ESPACIOS PATRIMONIALES.

UNIDAD DE MEDIDA: OBRA **META:** 125

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA Y SERVICIOS **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**131.920.750**	**0**	**0**	**0**	**0**	**131.920.750**
407	03	00	00	Transferencias y donaciones de capital internas	131.920.750	0	0	0	0	131.920.750
407	03	04	00	Donaciones de capital internas al sector público	131.920.750	0	0	0	0	131.920.750
407	03	04	01	Donaciones de capital a la República	131.920.750	0	0	0	0	131.920.750
				- 54 Ministerio del Poder Popular para la Salud	131.920.750	0	0	0	0	131.920.750
				Totales	**131.920.750**	**0**	**0**	**0**	**0**	**131.920.750**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000060000 FORTALECER LA INFRAESTRUCTURA URBANA EN EL DISTRITO CAPITAL EN ARAS DE MEJORAR LA CALIDAD DE VIDA DE SUS CIUDADANOS Y CIUDADANAS.

OBJETIVO DEL PROYECTO: EJERCER FUNCIONES DE RESTAURACIÓN, REHABILITACIÓN, RECUPERACIÓN Y REVITALIZACIÓN DE LAS OBRAS, CONJUNTOS Y LUGARES QUE CONFORMAN LOS BIENES PATRIMONIALES Y LOS ESPACIOS PÚBLICOS DE ENCUENTRO DEL DISTRITO CAPITAL, DE MANERA ARTICULADA CON LOS ÓRGANOS Y ENTES COMPETENTES MEDIANTE LA SUBSECRETARÍA DE BIENES Y ESPACIOS PATRIMONIALES.

UNIDAD DE MEDIDA: OBRA **META:** 125

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000060001 CONSTRUCCIÓN, CONSERVACIÓN Y MEJORA DE ESPACIOS Y EDIFICACIONES DIRIGIDAS A LAS PRÁCTICAS DEPORTIVAS Y EDUCATIVAS, A LA ATENCIÓN SOCIAL, LA SALUD Y LA PRESTACIÓN DE SERVICIOS A LA COMUNIDAD.

UNIDAD DE MEDIDA: OBRA **META:** 82

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**47.235.450**	**0**	**0**	**0**	**0**	**47.235.450**
403	18	00	00	Impuestos indirectos	47.235.450	0	0	0	0	47.235.450
403	18	01	00	Impuesto al valor agregado	47.235.450	0	0	0	0	47.235.450
404	00	00	00	**Activos reales**	**393.628.750**	**0**	**0**	**0**	**0**	**393.628.750**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	327.468.036	0	0	0	0	327.468.036
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	327.468.036	0	0	0	0	327.468.036
404	13	00	00	Estudios y proyectos para inversión en activos fijos	19.732.143	0	0	0	0	19.732.143
404	13	01	00	Estudios y proyectos aplicables a bienes del dominio privado	19.732.143	0	0	0	0	19.732.143
404	15	00	00	Construcciones del dominio privado	46.428.571	0	0	0	0	46.428.571
404	15	01	00	Construcciones de edificaciones médico-asistenciales	46.428.571	0	0	0	0	46.428.571
407	00	00	00	**Transferencias y donaciones**	**142.060.750**	**0**	**0**	**0**	**0**	**142.060.750**
407	03	00	00	Transferencias y donaciones de capital internas	131.920.750	0	0	0	0	131.920.750
407	03	04	00	Donaciones de capital internas al sector público	131.920.750	0	0	0	0	131.920.750
407	03	04	01	Donaciones de capital a la República	131.920.750	0	0	0	0	131.920.750
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	10.140.000	0	0	0	0	10.140.000
407	12	02	00	Transferencias y Donaciones de Capital a Consejos Comunales	10.140.000	0	0	0	0	10.140.000
407	12	02	01	Transferencias de Capital a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	10.140.000	0	0	0	0	10.140.000
				Totales	**582.924.950**	**0**	**0**	**0**	**0**	**582.924.950**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000060000 FORTALECER LA INFRAESTRUCTURA URBANA EN EL DISTRITO CAPITAL EN ARAS DE MEJORAR LA CALIDAD DE VIDA DE SUS CIUDADANOS Y CIUDADANAS.

OBJETIVO DEL PROYECTO: EJERCER FUNCIONES DE RESTAURACIÓN, REHABILITACIÓN, RECUPERACIÓN Y REVITALIZACIÓN DE LAS OBRAS, CONJUNTOS Y LUGARES QUE CONFORMAN LOS BIENES PATRIMONIALES Y LOS ESPACIOS PÚBLICOS DE ENCUENTRO DEL DISTRITO CAPITAL, DE MANERA ARTICULADA CON LOS ÓRGANOS Y ENTES COMPETENTES MEDIANTE LA SUBSECRETARÍA DE BIENES Y ESPACIOS PATRIMONIALES.

UNIDAD DE MEDIDA: OBRA **META:** 125

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000060002 REHABILITACIÓN, ACONDICIONAMIENTO Y MEJORAS DE LOS URBANISMOS POPULARES Y DE LOS SERVICIOS PÚBLICOS EN LAS DISTINTAS COMUNIDADES Y PARROQUIAS

UNIDAD DE MEDIDA: OBRA **META:** 35

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	0	9.285.715	0	0	0	9.285.715
402	07	00	00	Productos minerales no metálicos	0	4.643.016	0	0	0	4.643.016
402	07	04	00	Cemento, cal y yeso	0	4.643.016	0	0	0	4.643.016
402	08	00	00	Productos metálicos	0	4.642.699	0	0	0	4.642.699
402	08	01	00	Productos primarios de hierro y acero	0	4.642.699	0	0	0	4.642.699
403	00	00	00	**Servicios no personales**	0	37.147.821	0	0	0	37.147.821
403	18	00	00	Impuestos indirectos	0	37.147.821	0	0	0	37.147.821
403	18	01	00	Impuesto al valor agregado	0	37.147.821	0	0	0	37.147.821
404	00	00	00	**Activos reales**	48.075.250	252.204.215	0	0	0	300.279.465
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	48.075.250	184.357.786	0	0	0	232.433.036
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	48.075.250	184.357.786	0	0	0	232.433.036
404	13	00	00	Estudios y proyectos para inversión en activos fijos	0	15.089.286	0	0	0	15.089.286
404	13	02	00	Estudios y proyectos aplicables a bienes del dominio público	0	15.089.286	0	0	0	15.089.286
404	16	00	00	Construcciones del dominio público	0	52.757.143	0	0	0	52.757.143
404	16	03	00	Construcciones de instalaciones hidráulicas	0	52.757.143	0	0	0	52.757.143
407	00	00	00	**Transferencias y donaciones**	0	121.595.500	0	0	0	121.595.500
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	0	121.595.500	0	0	0	121.595.500
407	12	02	00	Transferencias y Donaciones de Capital a Consejos Comunales	0	121.595.500	0	0	0	121.595.500
407	12	02	01	Transferencias de Capital a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	0	121.595.500	0	0	0	121.595.500
				Totales	**48.075.250**	**420.233.251**	0	0	0	**468.308.501**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000060000 FORTALECER LA INFRAESTRUCTURA URBANA EN EL DISTRITO CAPITAL EN ARAS DE MEJORAR LA CALIDAD DE VIDA DE SUS CIUDADANOS Y CIUDADANAS.

OBJETIVO DEL PROYECTO: EJERCER FUNCIONES DE RESTAURACIÓN, REHABILITACIÓN, RECUPERACIÓN Y REVITALIZACIÓN DE LAS OBRAS, CONJUNTOS Y LUGARES QUE CONFORMAN LOS BIENES PATRIMONIALES Y LOS ESPACIOS PÚBLICOS DE ENCUENTRO DEL DISTRITO CAPITAL, DE MANERA ARTICULADA CON LOS ÓRGANOS Y ENTES COMPETENTES MEDIANTE LA SUBSECRETARÍA DE BIENES Y ESPACIOS PATRIMONIALES.

UNIDAD DE MEDIDA: OBRA **META:** 125

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000060003 REVITALIZACIÓN Y REHABILITACIÓN DE ESPACIOS Y EDIFICACIONES CULTURALES, PATRIMONIALES Y NO PATRIMONIALES PARA EL ENCUENTRO Y LA RECREACIÓN.

UNIDAD DE MEDIDA: OBRA **META:** 8

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
403	00	00	00	**Servicios no personales**	0	**37.575.009**	0	0	0	**37.575.009**
403	12	00	00	Conservación y reparaciones menores de obras	0	7.600.000	0	0	0	7.600.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	0	7.600.000	0	0	0	7.600.000
403	18	00	00	Impuestos indirectos	0	29.975.009	0	0	0	29.975.009
403	18	01	00	Impuesto al valor agregado	0	29.975.009	0	0	0	29.975.009
404	00	00	00	**Activos reales**	0	**242.191.740**	0	0	0	**242.191.740**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	0	242.191.740	0	0	0	242.191.740
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	0	210.219.285	0	0	0	210.219.285
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	0	31.972.455	0	0	0	31.972.455
				Totales	0	**279.766.749**	0	0	0	**279.766.749**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000061000 DESARROLLO DE POLÍTICAS Y ESTRATEGIAS PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA EN EL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: IMPULSAR DEBATES DENTRO DE LAS ORGANIZACIONES POPULARES SOBRE LA VIVENCIA CULTURAL Y LAS IDENTIDADES PARA EL ANÁLISIS DE LA SITUACIÓN ACTUAL Y LOS CAMBIOS QUE SE NECESITAN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 22

RESPONSABLE/EJECUTOR: SECRETARÍA DE IDENTIDAD CARAQUEÑA **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**0**	**3.200.000**	**0**	**0**	**0**	**3.200.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	3.200.000	0	0	0	3.200.000
401	01	18	00	Remuneraciones al personal contratado	0	3.200.000	0	0	0	3.200.000
401	01	18	02	Remuneraciones por honorarios profesionales	0	3.200.000	0	0	0	3.200.000
402	00	00	00	**Materiales, suministros y mercancías**	**0**	**2.150.000**	**0**	**0**	**0**	**2.150.000**
402	01	00	00	Productos alimenticios y agropecuarios	0	675.000	0	0	0	675.000
402	01	01	00	Alimentos y bebidas para personas	0	675.000	0	0	0	675.000
402	03	00	00	Textiles y vestuarios	0	550.000	0	0	0	550.000
402	03	01	00	Textiles	0	350.000	0	0	0	350.000
402	03	02	00	Prendas de vestir	0	200.000	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	0	75.000	0	0	0	75.000
402	05	05	00	Material de enseñanza	0	75.000	0	0	0	75.000
402	06	00	00	Productos químicos y derivados	0	450.000	0	0	0	450.000
402	06	03	00	Tintas, pinturas y colorantes	0	450.000	0	0	0	450.000
402	10	00	00	Productos varios y útiles diversos	0	400.000	0	0	0	400.000
402	10	01	00	Artículos de deporte, recreación y juguetes	0	200.000	0	0	0	200.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	100.000	0	0	0	100.000
402	10	99	00	Otros productos y útiles diversos	0	100.000	0	0	0	100.000
403	00	00	00	**Servicios no personales**	**0**	**9.650.000**	**0**	**0**	**0**	**9.650.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	4.420.572	0	0	0	4.420.572
403	07	02	00	Imprenta y reproducción	0	2.600.000	0	0	0	2.600.000
403	07	03	00	Relaciones sociales	0	1.820.572	0	0	0	1.820.572
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	4.112.000	0	0	0	4.112.000
403	10	99	00	Otros servicios profesionales y técnicos	0	4.112.000	0	0	0	4.112.000
403	18	00	00	Impuestos indirectos	0	1.117.428	0	0	0	1.117.428
403	18	01	00	Impuesto al valor agregado	0	1.117.428	0	0	0	1.117.428
				Totales	**0**	**15.000.000**	**0**	**0**	**0**	**15.000.000**

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000061000 DESARROLLO DE POLÍTICAS Y ESTRATEGIAS PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA EN EL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: IMPULSAR DEBATES DENTRO DE LAS ORGANIZACIONES POPULARES SOBRE LA VIVENCIA CULTURAL Y LAS IDENTIDADES PARA EL ANÁLISIS DE LA SITUACIÓN ACTUAL Y LOS CAMBIOS QUE SE NECESITAN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 22

RESPONSABLE/EJECUTOR: SECRETARÍA DE IDENTIDAD CARAQUEÑA **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000061000 DESARROLLO DE POLÍTICAS Y ESTRATEGIAS PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA EN EL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: IMPULSAR DEBATES DENTRO DE LAS ORGANIZACIONES POPULARES SOBRE LA VIVENCIA CULTURAL Y LAS IDENTIDADES PARA EL ANÁLISIS DE LA SITUACIÓN ACTUAL Y LOS CAMBIOS QUE SE NECESITAN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 22

RESPONSABLE/EJECUTOR: SECRETARÍA DE IDENTIDAD CARAQUEÑA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000061001 REALIZACIÓN DE ESTUDIOS E INVESTIGACIONES PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA

UNIDAD DE MEDIDA: ACCIÓN **META:** 4

RESPONSABLE/EJECUTOR: SECRETARÍA DE IDENTIDAD CARAQUEÑA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**500.000**	**0**	**0**	**0**	**500.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	500.000	0	0	0	500.000
401	01	18	00	Remuneraciones al personal contratado	0	500.000	0	0	0	500.000
401	01	18	02	Remuneraciones por honorarios profesionales	0	500.000	0	0	0	500.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**150.000**	**0**	**0**	**0**	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	0	75.000	0	0	0	75.000
402	01	01	00	Alimentos y bebidas para personas	0	75.000	0	0	0	75.000
402	05	00	00	Productos de papel, cartón e impresos	0	75.000	0	0	0	75.000
402	05	05	00	Material de enseñanza	0	75.000	0	0	0	75.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**2.852.560**	**0**	**0**	**0**	**2.852.560**
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	880.000	0	0	0	880.000
403	07	02	00	Imprenta y reproducción	0	880.000	0	0	0	880.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	1.712.000	0	0	0	1.712.000
403	10	99	00	Otros servicios profesionales y técnicos	0	1.712.000	0	0	0	1.712.000
403	18	00	00	Impuestos indirectos	0	260.560	0	0	0	260.560
403	18	01	00	Impuesto al valor agregado	0	260.560	0	0	0	260.560
				Totales	**0**	**3.502.560**	**0**	**0**	**0**	**3.502.560**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000061000 DESARROLLO DE POLÍTICAS Y ESTRATEGIAS PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA EN EL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: IMPULSAR DEBATES DENTRO DE LAS ORGANIZACIONES POPULARES SOBRE LA VIVENCIA CULTURAL Y LAS IDENTIDADES PARA EL ANÁLISIS DE LA SITUACIÓN ACTUAL Y LOS CAMBIOS QUE SE NECESITAN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 22

RESPONSABLE/EJECUTOR: SECRETARÍA DE IDENTIDAD CARAQUEÑA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000061002 DESARROLLO DE ESTRATEGIAS PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA

UNIDAD DE MEDIDA: ACCIÓN **META:** 1

RESPONSABLE/EJECUTOR: SECRETARÍA DE IDENTIDAD CARAQUEÑA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**200.000**	**0**	**0**	0	**200.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	200.000	0	0	0	200.000
401	01	18	00	Remuneraciones al personal contratado	0	200.000	0	0	0	200.000
401	01	18	02	Remuneraciones por honorarios profesionales	0	200.000	0	0	0	200.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**799.200**	**0**	**0**	0	**799.200**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	740.000	0	0	0	740.000
403	10	99	00	Otros servicios profesionales y técnicos	0	740.000	0	0	0	740.000
403	18	00	00	Impuestos indirectos	0	59.200	0	0	0	59.200
403	18	01	00	Impuesto al valor agregado	0	59.200	0	0	0	59.200
				Totales	**0**	**999.200**	**0**	**0**	0	**999.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000061000 DESARROLLO DE POLÍTICAS Y ESTRATEGIAS PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA EN EL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: IMPULSAR DEBATES DENTRO DE LAS ORGANIZACIONES POPULARES SOBRE LA VIVENCIA CULTURAL Y LAS IDENTIDADES PARA EL ANÁLISIS DE LA SITUACIÓN ACTUAL Y LOS CAMBIOS QUE SE NECESITAN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 22

RESPONSABLE/EJECUTOR: SECRETARÍA DE IDENTIDAD CARAQUEÑA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000061003 ELABORACIÓN DE PROGRAMACIONES Y ACTIVIDADES ESPECIALES PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA

UNIDAD DE MEDIDA: ACCIÓN **META:** 12

RESPONSABLE/EJECUTOR: SECRETARÍA DE IDENTIDAD CARAQUEÑA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**1.000.000**	**0**	**0**	**0**	**1.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	1.000.000	0	0	0	1.000.000
401	01	18	00	Remuneraciones al personal contratado	0	1.000.000	0	0	0	1.000.000
401	01	18	02	Remuneraciones por honorarios profesionales	0	1.000.000	0	0	0	1.000.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**1.500.000**	**0**	**0**	**0**	**1.500.000**
402	01	00	00	Productos alimenticios y agropecuarios	0	400.000	0	0	0	400.000
402	01	01	00	Alimentos y bebidas para personas	0	400.000	0	0	0	400.000
402	03	00	00	Textiles y vestuarios	0	550.000	0	0	0	550.000
402	03	01	00	Textiles	0	350.000	0	0	0	350.000
402	03	02	00	Prendas de vestir	0	200.000	0	0	0	200.000
402	06	00	00	Productos químicos y derivados	0	250.000	0	0	0	250.000
402	06	03	00	Tintas, pinturas y colorantes	0	250.000	0	0	0	250.000
402	10	00	00	Productos varios y útiles diversos	0	300.000	0	0	0	300.000
402	10	01	00	Artículos de deporte, recreación y juguetes	0	200.000	0	0	0	200.000
402	10	99	00	Otros productos y útiles diversos	0	100.000	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**2.132.800**	**0**	**0**	**0**	**2.132.800**
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	1.300.000	0	0	0	1.300.000
403	07	02	00	Imprenta y reproducción	0	600.000	0	0	0	600.000
403	07	03	00	Relaciones sociales	0	700.000	0	0	0	700.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	460.000	0	0	0	460.000
403	10	99	00	Otros servicios profesionales y técnicos	0	460.000	0	0	0	460.000
403	18	00	00	Impuestos indirectos	0	372.800	0	0	0	372.800
403	18	01	00	Impuesto al valor agregado	0	372.800	0	0	0	372.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000061000 DESARROLLO DE POLÍTICAS Y ESTRATEGIAS PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA EN EL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: IMPULSAR DEBATES DENTRO DE LAS ORGANIZACIONES POPULARES SOBRE LA VIVENCIA CULTURAL Y LAS IDENTIDADES PARA EL ANÁLISIS DE LA SITUACIÓN ACTUAL Y LOS CAMBIOS QUE SE NECESITAN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 22

RESPONSABLE/EJECUTOR: SECRETARÍA DE IDENTIDAD CARAQUEÑA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000061003 ELABORACIÓN DE PROGRAMACIONES Y ACTIVIDADES ESPECIALES PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA

UNIDAD DE MEDIDA: ACCIÓN **META:** 12

RESPONSABLE/EJECUTOR: SECRETARÍA DE IDENTIDAD CARAQUEÑA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
				Totales	0	4.632.800	0	0	0	4.632.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

E5000 - 94

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000061000 DESARROLLO DE POLÍTICAS Y ESTRATEGIAS PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA EN EL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: IMPULSAR DEBATES DENTRO DE LAS ORGANIZACIONES POPULARES SOBRE LA VIVENCIA CULTURAL Y LAS IDENTIDADES PARA EL ANÁLISIS DE LA SITUACIÓN ACTUAL Y LOS CAMBIOS QUE SE NECESITAN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 22

RESPONSABLE/EJECUTOR: SECRETARÍA DE IDENTIDAD CARAQUEÑA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000061004 EDICIÓN Y PUBLICACIÓN DE PRODUCTOS Y ACTIVIDADES COMUNICACIONALES PARA LA CONSTRUCCIÓN COLECTIVA DE SABERES Y LA PROMOCIÓN Y DIFUSIÓN DE LA GESTIÓN EN IDENTIDAD CARAQUEÑA

UNIDAD DE MEDIDA: ACCIÓN **META:** 4

RESPONSABLE/EJECUTOR: SECRETARÍA DE IDENTIDAD CARAQUEÑA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**500.000**	**0**	**0**	0	**500.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	500.000	0	0	0	500.000
401	01	18	00	Remuneraciones al personal contratado	0	500.000	0	0	0	500.000
401	01	18	02	Remuneraciones por honorarios profesionales	0	500.000	0	0	0	500.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**500.000**	**0**	**0**	0	**500.000**
402	01	00	00	Productos alimenticios y agropecuarios	0	200.000	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	0	200.000	0	0	0	200.000
402	06	00	00	Productos químicos y derivados	0	200.000	0	0	0	200.000
402	06	03	00	Tintas, pinturas y colorantes	0	200.000	0	0	0	200.000
402	10	00	00	Productos varios y útiles diversos	0	100.000	0	0	0	100.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	100.000	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**1.462.400**	**0**	**0**	0	**1.462.400**
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	808.572	0	0	0	808.572
403	07	02	00	Imprenta y reproducción	0	400.000	0	0	0	400.000
403	07	03	00	Relaciones sociales	0	408.572	0	0	0	408.572
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	460.000	0	0	0	460.000
403	10	99	00	Otros servicios profesionales y técnicos	0	460.000	0	0	0	460.000
403	18	00	00	Impuestos indirectos	0	193.828	0	0	0	193.828
403	18	01	00	Impuesto al valor agregado	0	193.828	0	0	0	193.828
				Totales	**0**	**2.462.400**	**0**	**0**	0	**2.462.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50000061000 DESARROLLO DE POLÍTICAS Y ESTRATEGIAS PARA EL FORTALECIMIENTO DE LA IDENTIDAD CARAQUEÑA EN EL DISTRITO CAPITAL.

OBJETIVO DEL PROYECTO: IMPULSAR DEBATES DENTRO DE LAS ORGANIZACIONES POPULARES SOBRE LA VIVENCIA CULTURAL Y LAS IDENTIDADES PARA EL ANÁLISIS DE LA SITUACIÓN ACTUAL Y LOS CAMBIOS QUE SE NECESITAN.

UNIDAD DE MEDIDA: ACCIÓN **META:** 22

RESPONSABLE/EJECUTOR: SECRETARÍA DE IDENTIDAD CARAQUEÑA **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50000061005 PROMOCIÓN DE EXHIBICIÓN CINEMATOGRÁFICA MEDIANTE LA REALIZACIÓN DE EVENTO ESPECIAL

UNIDAD DE MEDIDA: ACCIÓN **META:** 1

RESPONSABLE/EJECUTOR: SECRETARÍA DE IDENTIDAD CARAQUEÑA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares - Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**1.000.000**	**0**	**0**	**0**	**1.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	1.000.000	0	0	0	1.000.000
401	01	18	00	Remuneraciones al personal contratado	0	1.000.000	0	0	0	1.000.000
401	01	18	02	Remuneraciones por honorarios profesionales	0	1.000.000	0	0	0	1.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**2.403.040**	**0**	**0**	**0**	**2.403.040**
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	1.432.000	0	0	0	1.432.000
403	07	02	00	Imprenta y reproducción	0	720.000	0	0	0	720.000
403	07	03	00	Relaciones sociales	0	712.000	0	0	0	712.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	740.000	0	0	0	740.000
403	10	99	00	Otros servicios profesionales y técnicos	0	740.000	0	0	0	740.000
403	18	00	00	Impuestos indirectos	0	231.040	0	0	0	231.040
403	18	01	00	Impuesto al valor agregado	0	231.040	0	0	0	231.040
				Totales	**0**	**3.403.040**	**0**	**0**	**0**	**3.403.040**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50009999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.395.698.223

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**948.639.215**	**1.447.058.972**	**0**	**0**	**0**	**2.395.698.187**
407	01	00	00	Transferencias y donaciones corrientes internas	948.639.215	1.447.058.972	0	0	0	2.395.698.187
407	01	03	00	Transferencias corrientes internas al sector público	948.639.215	1.447.058.972	0	0	0	2.395.698.187
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	577.784.135	690.000.000	0	0	0	1.267.784.135
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	370.855.080	757.058.972	0	0	0	1.127.914.052
				Totales	**948.639.215**	**1.447.058.972**	**0**	**0**	**0**	**2.395.698.187**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS E5000 - 97

ENTIDAD FEDERAL: DISTRITO CAPITAL **PROYECTO:** E50009999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.395.698.223

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
407	00	00	00	**Transferencias y donaciones**	**948.639.215**	**1.447.058.972**	**0**	**0**	**0**	**2.395.698.187**
407	01	00	00	Transferencias y donaciones corrientes internas	948.639.215	1.447.058.972	0	0	0	2.395.698.187
407	01	03	00	Transferencias corrientes internas al sector público	948.639.215	1.447.058.972	0	0	0	2.395.698.187
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	577.784.135	690.000.000	0	0	0	1.267.784.135
				- A0227 Fundación para los Niños, Niñas y Adolescentes del Distrito Capital	50.000.000	20.000.000	0	0	0	70.000.000
				- A0244 Fundación para la Identidad Caraqueña del Distrito Capital	44.354.031	0	0	0	0	44.354.031
				- A0493 Fundación Banda Marcial Caracas	30.000.000	20.000.000	0	0	0	50.000.000
				- A0494 Fundación para el Desarrollo Endógeno Comunal Agroalimentario Fundeca Yerba Caracas	200.000.000	250.000.000	0	0	0	450.000.000
				- A0495 Fundación Vivienda del Distrito Capital	100.000.000	100.000.000	0	0	0	200.000.000
				- A1353 Servicio de Administración Tributaria del Distrito Capital (SATDC)	103.430.104	0	0	0	0	103.430.104
				- A1354 Cuerpo de Bomberos del Gobierno del Distrito Capital	50.000.000	300.000.000	0	0	0	350.000.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	370.855.080	757.058.972	0	0	0	1.127.914.052
				- A0521 Corporación para la Construcción y Gestión de Urbanismos en el Distrito Capital, S.A. (CORPOCAPITAL, S.A.)	20.855.080	457.058.972	0	0	0	477.914.052
				- A1536 Corporación de Servicios del Distrito Capital, S.A.	350.000.000	300.000.000	0	0	0	650.000.000
				Totales	**948.639.215**	**1.447.058.972**	**0**	**0**	**0**	**2.395.698.187**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50009999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.395.698.223

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: E50009999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO ENDÓGENO COMUNAL AGROALIMENTARIO FUNDECA YERBA CARACAS

UNIDAD DE MEDIDA: BOLÍVAR

META: 450.000.000

RESPONSABLE/EJECUTOR:

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**200.000.000**	**250.000.000**	**0**	**0**	0	**450.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	200.000.000	250.000.000	0	0	0	450.000.000
407	01	03	00	Transferencias corrientes internas al sector público	200.000.000	250.000.000	0	0	0	450.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	200.000.000	250.000.000	0	0	0	450.000.000
				Totales	**200.000.000**	**250.000.000**	**0**	**0**	0	**450.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50009999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.395.698.223

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E50009999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA LOS NIÑOS, NIÑAS Y ADOLESCENTES DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 70.000.000

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA LOS NIÑOS, NIÑAS Y ADOLESCENTES DEL DISTRITO CAPITAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
407	00	00	00	**Transferencias y donaciones**	**50.000.000**	**20.000.000**	**0**	**0**	**0**	**70.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	50.000.000	20.000.000	0	0	0	70.000.000
407	01	03	00	Transferencias corrientes internas al sector público	50.000.000	20.000.000	0	0	0	70.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	50.000.000	20.000.000	0	0	0	70.000.000
				Totales	**50.000.000**	**20.000.000**	**0**	**0**	**0**	**70.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

E5000 - 100

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50009999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.395.698.223

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: E50009999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN VIVIENDA DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 200.000.000

RESPONSABLE/EJECUTOR: FUNDACIÓN VIVIENDA DEL DISTRITO CAPITAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**100.000.000**	**100.000.000**	**0**	**0**	0	**200.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	100.000.000	100.000.000	0	0	0	200.000.000
407	01	03	00	Transferencias corrientes internas al sector público	100.000.000	100.000.000	0	0	0	200.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	100.000.000	100.000.000	0	0	0	200.000.000
				Totales	**100.000.000**	**100.000.000**	**0**	**0**	0	**200.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50009999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.395.698.223

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E50009999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO DE ADMINISTRACIÓN TRIBUTARIA DEL DISTRITO CAPITAL (SATDC)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 103.430.140

RESPONSABLE/EJECUTOR: SERVICIO DE ADMINISTRACIÓN TRIBUTARIA DEL DISTRITO CAPITAL (SATDC)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**103.430.104**	**0**	**0**	**0**	0	**103.430.104**
407	01	00	00	Transferencias y donaciones corrientes internas	103.430.104	0	0	0	0	103.430.104
407	01	03	00	Transferencias corrientes internas al sector público	103.430.104	0	0	0	0	103.430.104
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	103.430.104	0	0	0	0	103.430.104
				Totales	**103.430.104**	**0**	**0**	**0**	0	**103.430.104**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50009999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.395.698.223

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E50009999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CUERPO DE BOMBEROS DEL GOBIERNO DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 50.000.000

RESPONSABLE/EJECUTOR: CUERPO DE BOMBEROS DEL GOBIERNO DEL DISTRITO CAPITAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**50.000.000**	**300.000.000**	**0**	**0**	0	**350.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	50.000.000	300.000.000	0	0	0	350.000.000
407	01	03	00	Transferencias corrientes internas al sector público	50.000.000	300.000.000	0	0	0	350.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	50.000.000	300.000.000	0	0	0	350.000.000
				Totales	**50.000.000**	**300.000.000**	**0**	**0**	0	**350.000.000**

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50009999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.395.698.223

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E50009999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN BANDA MARCIAL CARACAS

UNIDAD DE MEDIDA: BOLÍVAR

META: 30.000.000

RESPONSABLE/EJECUTOR: FUNDACIÓN BANDA MARCIAL CARACAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
407	00	00	00	**Transferencias y donaciones**	**30.000.000**	**20.000.000**	**0**	**0**	0	**50.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	30.000.000	20.000.000	0	0	0	50.000.000
407	01	03	00	Transferencias corrientes internas al sector público	30.000.000	20.000.000	0	0	0	50.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	30.000.000	20.000.000	0	0	0	50.000.000
				Totales	**30.000.000**	**20.000.000**	**0**	**0**	0	**50.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50009999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.395.698.223

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: **2016**

ACCIÓN ESPECÍFICA: E50009999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CORPORACIÓN DE SERVICIOS DEL DISTRITO CAPITAL, S.A.

UNIDAD DE MEDIDA: BOLÍVAR

META: 650.000.000

RESPONSABLE/EJECUTOR: CORPORACIÓN DE SERVICIOS DEL DISTRITO CAPITAL, S.A.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
407	00	00	00	**Transferencias y donaciones**	**350.000.000**	**300.000.000**	**0**	**0**	0	**650.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	350.000.000	300.000.000	0	0	0	650.000.000
407	01	03	00	Transferencias corrientes internas al sector público	350.000.000	300.000.000	0	0	0	650.000.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	350.000.000	300.000.000	0	0	0	650.000.000
				Totales	**350.000.000**	**300.000.000**	**0**	**0**	0	**650.000.000**

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50009999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.395.698.223

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E50009999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA LA IDENTIDAD CARAQUEÑA DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 44.354.031

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA LA IDENTIDAD CARAQUEÑA DEL DISTRITO CAPITAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**44.354.031**	**0**	**0**	**0**	0	**44.354.031**
407	01	00	00	Transferencias y donaciones corrientes internas	44.354.031	0	0	0	0	44.354.031
407	01	03	00	Transferencias corrientes internas al sector público	44.354.031	0	0	0	0	44.354.031
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	44.354.031	0	0	0	0	44.354.031
				Totales	**44.354.031**	**0**	**0**	**0**	0	**44.354.031**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

PROYECTO: E50009999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.395.698.223

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: E50009999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CORPORACIÓN PARA LA CONSTRUCCIÓN Y GESTIÓN DE URBANISMOS EN EL DISTRITO CAPITAL, S.A. (CORPOCAPITAL, S.A.)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 477.914.052

RESPONSABLE/EJECUTOR: CORPORACIÓN PARA LA CONSTRUCCIÓN Y GESTIÓN DE URBANISMOS EN EL DISTRITO CAPITAL, S.A. (CORPOCAPITAL, S.A.)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**20.855.080**	**457.058.972**	**0**	**0**	0	**477.914.052**
407	01	00	00	Transferencias y donaciones corrientes internas	20.855.080	457.058.972	0	0	0	477.914.052
407	01	03	00	Transferencias corrientes internas al sector público	20.855.080	457.058.972	0	0	0	477.914.052
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	20.855.080	457.058.972	0	0	0	477.914.052
				Totales	**20.855.080**	**457.058.972**	**0**	**0**	0	**477.914.052**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**5.778.556.573**	**0**	**0**	**0**	**5.778.556.573**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	1.379.757.884	0	0	0	1.379.757.884
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	0	677.813.453	0	0	0	677.813.453
401	01	03	00	Suplencias a empleados	0	39.800.000	0	0	0	39.800.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	0	189.379.594	0	0	0	189.379.594
401	01	13	00	Suplencias a obreros	0	25.520.000	0	0	0	25.520.000
401	01	18	00	Remuneraciones al personal contratado	0	182.899.300	0	0	0	182.899.300
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	0	134.649.220	0	0	0	134.649.220
401	01	18	02	Remuneraciones por honorarios profesionales	0	48.250.080	0	0	0	48.250.080
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	0	49.496.820	0	0	0	49.496.820
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	0	308.580	0	0	0	308.580
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	0	306.344	0	0	0	306.344
401	01	99	00	Otras retribuciones	0	214.233.793	0	0	0	214.233.793
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	0	1.398.147	0	0	0	1.398.147
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	0	1.035.864	0	0	0	1.035.864
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	0	362.283	0	0	0	362.283
401	03	00	00	Primas	0	290.006.582	0	0	0	290.006.582
401	03	02	00	Primas de transporte a empleados	0	64.268.640	0	0	0	64.268.640
401	03	03	00	Primas por hogar a empleados	0	2.623.881	0	0	0	2.623.881
401	03	04	00	Primas por hijos a empleados	0	2.130.192	0	0	0	2.130.192
401	03	06	00	Primas por residencia a empleados	0	2.210.296	0	0	0	2.210.296
401	03	07	00	Primas por categoría de escuelas a empleados	0	24.127.359	0	0	0	24.127.359
401	03	08	00	Primas de profesionalización a empleados	0	34.930.348	0	0	0	34.930.348
401	03	09	00	Primas por antigüedad a empleados	0	27.853.307	0	0	0	27.853.307
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	0	10.963.821	0	0	0	10.963.821
401	03	17	00	Primas de transporte a obreros	0	48.522.240	0	0	0	48.522.240
401	03	19	00	Primas por hijos de obreros	0	236.736	0	0	0	236.736
401	03	21	00	Primas por antigüedad a obreros	0	11.079.009	0	0	0	11.079.009
401	03	41	00	Primas por antigüedad al personal contratado	0	1.184.344	0	0	0	1.184.344
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	0	138.739	0	0	0	138.739

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
401	03	95	00	Otras primas al personal de alto nivel y de dirección	0	138.443	0	0	0	138.443
401	03	96	00	Otras primas al personal contratado	0	221.263	0	0	0	221.263
401	03	97	00	Otras primas a empleados	0	35.973.715	0	0	0	35.973.715
401	03	98	00	Otras primas a obreros	0	23.404.249	0	0	0	23.404.249
401	04	00	00	Complementos de sueldos y salarios	0	831.073.188	0	0	0	831.073.188
401	04	02	00	Complemento a empleados por trabajo nocturno	0	9.484.037	0	0	0	9.484.037
401	04	06	00	Complemento a empleados por comisión de servicios	0	2.460.060	0	0	0	2.460.060
401	04	08	00	Bono compensatorio de alimentación a empleados	0	236.533.500	0	0	0	236.533.500
401	04	09	00	Bono compensatorio de transporte a empleados	0	234.213.120	0	0	0	234.213.120
401	04	10	00	Complemento a empleados por días feriados	0	1.472.000	0	0	0	1.472.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	0	3.099.780	0	0	0	3.099.780
401	04	18	00	Bono compensatorio de alimentación a obreros	0	79.238.250	0	0	0	79.238.250
401	04	19	00	Bono compensatorio de transporte a obreros	0	55.573.920	0	0	0	55.573.920
401	04	20	00	Complemento a obreros por días feriados	0	768.000	0	0	0	768.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	0	37.847.250	0	0	0	37.847.250
401	04	27	00	Bono compensatorio de transporte al personal contratado	0	46.714.320	0	0	0	46.714.320
401	04	28	00	Complemento al personal contratado por días feriados	0	576.000	0	0	0	576.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	0	47.250	0	0	0	47.250
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	0	47.250	0	0	0	47.250
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	0	12.000	0	0	0	12.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	0	12.000	0	0	0	12.000
401	04	96	00	Otros complementos a empleados	0	52.836.825	0	0	0	52.836.825
401	04	97	00	Otros complementos a obreros	0	31.847.302	0	0	0	31.847.302
401	04	98	00	Otros complementos al personal contratado	0	38.290.324	0	0	0	38.290.324
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	0	583.732.701	0	0	0	583.732.701
401	05	01	00	Aguinaldos a empleados	0	255.858.219	0	0	0	255.858.219
401	05	03	00	Bono vacacional a empleados	0	80.511.012	0	0	0	80.511.012
401	05	04	00	Aguinaldos a obreros	0	93.662.531	0	0	0	93.662.531
401	05	06	00	Bono vacacional a obreros	0	34.427.075	0	0	0	34.427.075
401	05	07	00	Aguinaldos al personal contratado	0	68.056.480	0	0	0	68.056.480
401	05	08	00	Bono vacacional al personal contratado	0	50.811.714	0	0	0	50.811.714

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	0	129.077	0	0	0	129.077
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	0	73.758	0	0	0	73.758
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	0	129.077	0	0	0	129.077
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	0	73.758	0	0	0	73.758
401	06	00	00	Aportes patronales y legales	0	299.557.522	0	0	0	299.557.522
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	0	84.862.967	0	0	0	84.862.967
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	0	38.522.104	0	0	0	38.522.104
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	0	28.287.656	0	0	0	28.287.656
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	0	18.858.437	0	0	0	18.858.437
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	0	25.585.821	0	0	0	25.585.821
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	0	36.022.305	0	0	0	36.022.305
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	0	10.806.691	0	0	0	10.806.691
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	0	7.204.461	0	0	0	7.204.461
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	0	9.366.253	0	0	0	9.366.253
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	0	22.141.420	0	0	0	22.141.420
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	0	6.805.648	0	0	0	6.805.648
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	0	4.428.284	0	0	0	4.428.284
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	0	3.687	0	0	0	3.687
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	0	1.106	0	0	0	1.106
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	0	5.605	0	0	0	5.605
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	0	1.515	0	0	0	1.515
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	0	3.687	0	0	0	3.687
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	0	1.106	0	0	0	1.106
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	0	5.605	0	0	0	5.605
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	0	738	0	0	0	738
401	06	95	00	Otros aportes legales por personal contratado	0	6.642.426	0	0	0	6.642.426
401	07	00	00	Asistencia socio-económica	0	1.973.555.516	0	0	0	1.973.555.516
401	07	[illegible]	00	Becas ... [illegible]	0	6.000.000	0	0	0	6.000.000

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
401	07	03	00	Ayudas por matrimonio a empleados	0	45.000	0	0	0	45.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	0	45.000	0	0	0	45.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	0	94.292.186	0	0	0	94.292.186
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	0	700.000.000	0	0	0	700.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	0	19.224.000	0	0	0	19.224.000
401	07	10	00	Dotación de uniformes a empleados	0	3.635.800	0	0	0	3.635.800
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	0	9.085.140	0	0	0	9.085.140
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	0	11.420.000	0	0	0	11.420.000
401	07	18	00	Becas a obreros	0	3.492.000	0	0	0	3.492.000
401	07	19	00	Ayudas por matrimonio de obreros	0	45.000	0	0	0	45.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	0	45.000	0	0	0	45.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	0	43.226.766	0	0	0	43.226.766
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	0	550.000.000	0	0	0	550.000.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	0	8.496.000	0	0	0	8.496.000
401	07	26	00	Dotación de uniformes a obreros	0	2.505.000	0	0	0	2.505.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	0	6.911.832	0	0	0	6.911.832
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	0	9.920.000	0	0	0	9.920.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	0	29.280	0	0	0	29.280
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	0	25.000.000	0	0	0	25.000.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	0	29.280	0	0	0	29.280
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	0	25.000.000	0	0	0	25.000.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	0	40.833.888	0	0	0	40.833.888
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	0	357.179.254	0	0	0	357.179.254
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	0	4.888.000	0	0	0	4.888.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	0	5.629.224	0	0	0	5.629.224
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	0	4.580.000	0	0	0	4.580.000
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	0	20.000	0	0	0	20.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	0	15.000	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios – Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios – Otras Fuentes	TOTAL
401	07	96	00	Otras subvenciones a empleados	0	22.772.866	0	0	0	22.772.866
401	07	97	00	Otras subvenciones a obreros	0	12.450.000	0	0	0	12.450.000
401	07	99	00	Otras subvenciones al personal contratado	0	6.740.000	0	0	0	6.740.000
401	08	00	00	Prestaciones sociales e indemnizaciones	0	419.475.033	0	0	0	419.475.033
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	0	259.303.513	0	0	0	259.303.513
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	0	99.061.339	0	0	0	99.061.339
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	0	60.888.907	0	0	0	60.888.907
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	0	110.637	0	0	0	110.637
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	0	110.637	0	0	0	110.637
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**201.443.427**	**0**	**0**	**0**	**201.443.427**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	50.000.000	0	0	0	50.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	50.000.000	0	0	0	50.000.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	0	130.000.000	0	0	0	130.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	0	130.000.000	0	0	0	130.000.000
403	18	00	00	Impuestos indirectos	0	18.260.006	0	0	0	18.260.006
403	18	01	00	Impuesto al valor agregado	0	18.260.006	0	0	0	18.260.006
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	0	3.183.421	0	0	0	3.183.421
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	0	3.183.421	0	0	0	3.183.421
				Totales	**0**	**5.980.000.000**	**0**	**0**	**0**	**5.980.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

E5000 - 112

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E50000001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**5.778.556.573**	**0**	**0**	**0**	**5.778.556.573**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	1.379.757.884	0	0	0	1.379.757.884
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	0	677.813.453	0	0	0	677.813.453
401	01	03	00	Suplencias a empleados	0	39.800.000	0	0	0	39.800.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	0	189.379.594	0	0	0	189.379.594
401	01	13	00	Suplencias a obreros	0	25.520.000	0	0	0	25.520.000
401	01	18	00	Remuneraciones al personal contratado	0	182.899.300	0	0	0	182.899.300
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	0	134.649.220	0	0	0	134.649.220
401	01	18	02	Remuneraciones por honorarios profesionales	0	48.250.080	0	0	0	48.250.080
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	0	49.496.820	0	0	0	49.496.820
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	0	308.580	0	0	0	308.580
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	0	306.344	0	0	0	306.344
401	01	99	00	Otras retribuciones	0	214.233.793	0	0	0	214.233.793
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	0	1.398.147	0	0	0	1.398.147
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	0	1.035.864	0	0	0	1.035.864
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	0	362.283	0	0	0	362.283
401	03	00	00	Primas	0	290.006.582	0	0	0	290.006.582
401	03	02	00	Primas de transporte a empleados	0	64.268.640	0	0	0	64.268.640
401	03	03	00	Primas por hogar a empleados	0	2.623.881	0	0	0	2.623.881
401	03	04	00	Primas por hijos a empleados	0	2.130.192	0	0	0	2.130.192
401	03	06	00	Primas por residencia a empleados	0	2.210.296	0	0	0	2.210.296
401	03	07	00	Primas por categoría de escuelas a empleados	0	24.127.359	0	0	0	24.127.359
401	03	08	00	Primas de profesionalización a empleados	0	34.930.348	0	0	0	34.930.34
401	03	09	00	Primas por antigüedad a empleados	0	27.853.307	0	0	0	27.853
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	0	10.963.821	0	0	0	10.9
401	03	17	00	Primas de transporte a obreros	0	48.522.240	0	0	0	48.522.

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E50000001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
401	03	19	00	Primas por hijos de obreros	0	236.736	0	0	0	236.736
401	03	21	00	Primas por antigüedad a obreros	0	11.079.009	0	0	0	11.079.009
401	03	41	00	Primas por antigüedad al personal contratado	0	1.184.344	0	0	0	1.184.344
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	0	138.739	0	0	0	138.739
401	03	95	00	Otras primas al personal de alto nivel y de dirección	0	138.443	0	0	0	138.443
401	03	96	00	Otras primas al personal contratado	0	221.263	0	0	0	221.263
401	03	97	00	Otras primas a empleados	0	35.973.715	0	0	0	35.973.715
401	03	98	00	Otras primas a obreros	0	23.404.249	0	0	0	23.404.249
401	04	00	00	Complementos de sueldos y salarios	0	831.073.188	0	0	0	831.073.188
401	04	02	00	Complemento a empleados por trabajo nocturno	0	9.484.037	0	0	0	9.484.037
401	04	06	00	Complemento a empleados por comisión de servicios	0	2.460.060	0	0	0	2.460.060
401	04	08	00	Bono compensatorio de alimentación a empleados	0	236.533.500	0	0	0	236.533.500
401	04	09	00	Bono compensatorio de transporte a empleados	0	234.213.120	0	0	0	234.213.120
401	04	10	00	Complemento a empleados por días feriados	0	1.472.000	0	0	0	1.472.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	0	3.099.780	0	0	0	3.099.780
401	04	18	00	Bono compensatorio de alimentación a obreros	0	79.238.250	0	0	0	79.238.250
401	04	19	00	Bono compensatorio de transporte a obreros	0	55.573.920	0	0	0	55.573.920
401	04	20	00	Complemento a obreros por días feriados	0	768.000	0	0	0	768.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	0	37.847.250	0	0	0	37.847.250
401	04	27	00	Bono compensatorio de transporte al personal contratado	0	46.714.320	0	0	0	46.714.320
401	04	28	00	Complemento al personal contratado por días feriados	0	576.000	0	0	0	576.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	0	47.250	0	0	0	47.250
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	0	47.250	0	0	0	47.250
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	0	12.000	0	0	0	12.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	0	12.000	0	0	0	12.000
401	04	96	00	Otros complementos a empleados	0	52.836.825	0	0	0	52.836.825

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E50000001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
401	04	97	00	Otros complementos a obreros	0	31.847.302	0	0	0	31.847.302
401	04	98	00	Otros complementos al personal contratado	0	38.290.324	0	0	0	38.290.324
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	0	583.732.701	0	0	0	583.732.701
401	05	01	00	Aguinaldos a empleados	0	255.858.219	0	0	0	255.858.219
401	05	03	00	Bono vacacional a empleados	0	80.511.012	0	0	0	80.511.012
401	05	04	00	Aguinaldos a obreros	0	93.662.531	0	0	0	93.662.531
401	05	06	00	Bono vacacional a obreros	0	34.427.075	0	0	0	34.427.075
401	05	07	00	Aguinaldos al personal contratado	0	68.056.480	0	0	0	68.056.480
401	05	08	00	Bono vacacional al personal contratado	0	50.811.714	0	0	0	50.811.714
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	0	129.077	0	0	0	129.077
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	0	73.758	0	0	0	73.758
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	0	129.077	0	0	0	129.077
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	0	73.758	0	0	0	73.758
401	06	00	00	Aportes patronales y legales	0	299.557.522	0	0	0	299.557.522
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	0	84.862.967	0	0	0	84.862.967
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	0	38.522.104	0	0	0	38.522.104
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	0	28.287.656	0	0	0	28.287.656
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	0	18.858.437	0	0	0	18.858.437
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	0	25.585.821	0	0	0	25.585.821
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	0	36.022.305	0	0	0	36.022.305
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	0	10.806.691	0	0	0	10.806.691
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	0	7.204.461	0	0	0	7.204.461
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	0	9.366.253	0	0	0	9.366.253
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	0	22.141.420	0	0	0	22.141.420
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	0	6.805.648	0	0	0	6.805.648

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E50000001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	0	110.637	0	0	0	110.637
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**201.443.427**	**0**	**0**	**0**	**201.443.427**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	50.000.000	0	0	0	50.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	50.000.000	0	0	0	50.000.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	0	130.000.000	0	0	0	130.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	0	130.000.000	0	0	0	130.000.000
403	18	00	00	Impuestos indirectos	0	18.260.006	0	0	0	18.260.006
403	18	01	00	Impuesto al valor agregado	0	18.260.006	0	0	0	18.260.006
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	0	3.183.421	0	0	0	3.183.421
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	0	3.183.421	0	0	0	3.183.421
				Totales	**0**	**5.980.000.000**	**0**	**0**	**0**	**5.980.000.000**

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	0	311.034.222	0	49.500.036	0	360.534.258
402	01	00	00	Productos alimenticios y agropecuarios	0	76.721.395	0	49.500.036	0	126.221.431
402	01	01	00	Alimentos y bebidas para personas	0	74.251.029	0	49.500.036	0	123.751.065
402	01	03	00	Productos agrícolas y pecuarios	0	1.235.183	0	0	0	1.235.183
402	01	04	00	Productos de la caza y pesca	0	1.235.183	0	0	0	1.235.183
402	02	00	00	Productos de minas, canteras y yacimientos	0	9.894.457	0	0	0	9.894.457
402	02	02	00	Petróleo crudo y gas natural	0	1.235.182	0	0	0	1.235.182
402	02	03	00	Mineral de hierro	0	1.235.182	0	0	0	1.235.182
402	02	04	00	Mineral no ferroso	0	1.235.182	0	0	0	1.235.182
402	02	05	00	Piedra, arcilla, arena y tierra	0	1.248.181	0	0	0	1.248.181
402	02	99	00	Otros productos de minas, canteras y yacimientos	0	4.940.730	0	0	0	4.940.730
402	03	00	00	Textiles y vestuarios	0	21.262.602	0	0	0	21.262.602
402	03	01	00	Textiles	0	7.418.090	0	0	0	7.418.090
402	03	02	00	Prendas de vestir	0	7.218.981	0	0	0	7.218.981
402	03	03	00	Calzados	0	6.625.531	0	0	0	6.625.531
402	04	00	00	Productos de cuero y caucho	0	18.234.856	0	0	0	18.234.856
402	04	01	00	Cueros y pieles	0	2.470.366	0	0	0	2.470.366
402	04	02	00	Productos de cuero y sucedáneos del cuero	0	1.235.183	0	0	0	1.235.183
402	04	03	00	Cauchos y tripas para vehículos	0	14.529.307	0	0	0	14.529.307
402	05	00	00	Productos de papel, cartón e impresos	0	31.242.083	0	0	0	31.242.083
402	05	01	00	Pulpa de madera, papel y cartón	0	13.206.707	0	0	0	13.206.707
402	05	02	00	Envases y cajas de papel y cartón	0	2.556.166	0	0	0	2.556.166
402	05	03	00	Productos de papel y cartón para oficina	0	8.068.115	0	0	0	8.068.115
402	05	04	00	Libros, revistas y periódicos	0	741.108	0	0	0	741.108
402	05	05	00	Material de enseñanza	0	1.729.257	0	0	0	1.729.257
402	05	06	00	Productos de papel y cartón para computación	0	2.470.365	0	0	0	2.470.365
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	0	2.470.365	0	0	0	2.470.365
402	06	00	00	Productos químicos y derivados	0	28.201.822	0	0	0	28.201.822
402	06	02	00	Abonos, plaguicidas y otros	0	9.100	0	0	0	9.100
402	06	03	00	Tintas, pinturas y colorantes	0	20.050.086	0	0	0	20.050.086
402	06	04	00	Productos farmacéuticos y medicamentos	0	1.570.178	0	0	0	1.570.178
402	06	06	00	Combustibles y lubricantes	0	1.461.905	0	0	0	1.461.905

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares - Recursos Ordinarios - Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios - Otras Fuentes	TOTAL
402	06	08	00	Productos plásticos	0	5.074.956	0	0	0	5.074.956
402	06	99	00	Otros productos de la industria química y conexos	0	35.597	0	0	0	35.597
402	07	00	00	Productos minerales no metálicos	0	3.715.948	0	0	0	3.715.948
402	07	01	00	Productos de barro, loza y porcelana	0	617.591	0	0	0	617.591
402	07	02	00	Vidrios y productos de vidrio	0	617.591	0	0	0	617.591
402	07	03	00	Productos de arcilla para construcción	0	1.235.183	0	0	0	1.235.183
402	07	04	00	Cemento, cal y yeso	0	1.245.583	0	0	0	1.245.583
402	08	00	00	Productos metálicos	0	27.695.752	0	0	0	27.695.752
402	08	01	00	Productos primarios de hierro y acero	0	1.235.183	0	0	0	1.235.183
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	11.550.305	0	0	0	11.550.305
402	08	05	00	Materiales de orden público, seguridad y defensa	0	617.591	0	0	0	617.591
402	08	07	00	Material de señalamiento	0	617.591	0	0	0	617.591
402	08	08	00	Material de educación	0	2.470.366	0	0	0	2.470.366
402	08	09	00	Repuestos y accesorios para equipos de transporte	0	8.690.670	0	0	0	8.690.670
402	08	10	00	Repuestos y accesorios para otros equipos	0	2.514.046	0	0	0	2.514.046
402	09	00	00	Productos de madera	0	2.470.366	0	0	0	2.470.366
402	09	01	00	Productos primarios de madera	0	2.470.366	0	0	0	2.470.366
402	10	00	00	Productos varios y útiles diversos	0	91.556.627	0	0	0	91.556.627
402	10	01	00	Artículos de deporte, recreación y juguetes	0	2.470.365	0	0	0	2.470.365
402	10	02	00	Materiales y útiles de limpieza y aseo	0	2.721.629	0	0	0	2.721.629
402	10	03	00	Utensilios de cocina y comedor	0	2.890.525	0	0	0	2.890.525
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	0	906.393	0	0	0	906.393
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	7.687.141	0	0	0	7.687.141
402	10	06	00	Condecoraciones, ofrendas y similares	0	2.470.365	0	0	0	2.470.365
402	10	07	00	Productos de seguridad en el trabajo	0	4.999.205	0	0	0	4.999.205
402	10	08	00	Materiales para equipos de computación	0	49.415.372	0	0	0	49.415.372
402	10	11	00	Materiales eléctricos	0	7.939.177	0	0	0	7.939.177
402	10	12	00	Materiales para instalaciones sanitarias	0	7.552.744	0	0	0	7.552.744
402	10	99	00	Otros productos y útiles diversos	0	2.503.711	0	0	0	2.503.711
402	99	00	00	Otros materiales y suministros	0	38.314	0	0	0	38.314
402	99	01	00	Otros materiales y suministros	0	38.314	0	0	0	38.314
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**434.956.778**	**0**	**0**	**0**	**434.956.778**

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	01	00	00	Alquileres de inmuebles	0	7.611.988	0	0	0	7.611.988
403	01	01	00	Alquileres de edificios y locales	0	7.611.988	0	0	0	7.611.988
403	02	00	00	Alquileres de maquinaria y equipos	0	8.626.921	0	0	0	8.626.921
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	0	7.611.989	0	0	0	7.611.989
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	0	507.466	0	0	0	507.466
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	0	507.466	0	0	0	507.466
403	04	00	00	Servicios básicos	0	21.926.109	0	0	0	21.926.109
403	04	02	00	Gas	0	3.805.996	0	0	0	3.805.996
403	04	03	00	Agua	0	3.805.996	0	0	0	3.805.996
403	04	04	00	Teléfonos	0	11.417.987	0	0	0	11.417.987
403	04	04	01	Servicios de telefonía prestados por organismos públicos	0	6.343.327	0	0	0	6.343.327
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	0	5.074.660	0	0	0	5.074.660
403	04	07	00	Servicio de condominio	0	2.896.130	0	0	0	2.896.130
403	06	00	00	Servicios de transporte y almacenaje	0	4.820.922	0	0	0	4.820.922
403	06	01	00	Fletes y embalajes	0	1.268.664	0	0	0	1.268.664
403	06	02	00	Almacenaje	0	1.268.664	0	0	0	1.268.664
403	06	03	00	Estacionamiento	0	1.268.664	0	0	0	1.268.664
403	06	04	00	Peaje	0	507.465	0	0	0	507.465
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	0	507.465	0	0	0	507.465
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	58.420.897	0	0	0	58.420.897
403	07	01	00	Publicidad y propaganda	0	5.074.658	0	0	0	5.074.658
403	07	02	00	Imprenta y reproducción	0	10.211.637	0	0	0	10.211.637
403	07	03	00	Relaciones sociales	0	27.910.625	0	0	0	27.910.625
403	07	04	00	Avisos	0	15.223.977	0	0	0	15.223.977
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	0	11.418.178	0	0	0	11.418.178
403	08	01	00	Primas y gastos de seguros	0	7.611.988	0	0	0	7.611.988
403	08	02	00	Comisiones y gastos bancarios	0	3.806.190	0	0	0	3.806.190
403	09	00	00	Viáticos y pasajes	0	30.447.950	0	0	0	30.447.950
403	09	01	00	Viáticos y pasajes dentro del país	0	22.835.962	0	0	0	22.835.962
403	09	02	00	Viáticos y pasajes fuera del país	0	7.611.988	0	0	0	7.611.988
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	30.513.681	0	0	0	30.513.681
403	10	09	00	Servicios de lavandería y tintorería	0	2.537.329	0	0	0	2.537.329

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	10	10	00	Servicios de vigilancia	0	2.537.329	0	0	0	2.537.329
403	10	99	00	Otros servicios profesionales y técnicos	0	25.439.023	0	0	0	25.439.023
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	83.033.267	0	0	0	83.033.267
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	0	71.552.886	0	0	0	71.552.886
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	0	1.268.664	0	0	0	1.268.664
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	0	1.268.664	0	0	0	1.268.664
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	0	7.674.388	0	0	0	7.674.388
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	0	1.268.665	0	0	0	1.268.665
403	12	00	00	Conservación y reparaciones menores de obras	0	75.947.955	0	0	0	75.947.955
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	0	50.574.660	0	0	0	50.574.660
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	0	25.373.295	0	0	0	25.373.295
403	15	00	00	Servicios fiscales	0	507.466	0	0	0	507.466
403	15	02	00	Tasas y otros derechos obligatorios	0	253.733	0	0	0	253.733
403	15	03	00	Asignación a agentes de especies fiscales	0	253.733	0	0	0	253.733
403	18	00	00	Impuestos indirectos	0	94.042.156	0	0	0	94.042.156
403	18	01	00	Impuesto al valor agregado	0	94.042.156	0	0	0	94.042.156
403	99	00	00	Otros servicios no personales	0	7.639.288	0	0	0	7.639.288
403	99	01	00	Otros servicios no personales	0	7.639.288	0	0	0	7.639.288
404	**00**	**00**	**00**	**Activos reales**	**0**	**110.696.805**	**0**	**0**	**0**	**110.696.805**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	0	23.382.802	0	0	0	23.382.802
404	01	01	00	Repuestos mayores	0	3.311.829	0	0	0	3.311.829
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	0	3.311.829	0	0	0	3.311.829
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	0	20.070.973	0	0	0	20.070.973
404	01	02	01	Reparaciones, mejoras y adiciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	0	11.239.429	0	0	0	11.239.429
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	0	8.831.544	0	0	0	8.831.544
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	0	20.800	0	0	0	20.800
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	0	20.800	0	0	0	20.800
404	04	00	00	Equipos de transporte, tracción y elevación	0	13.247.315	0	0	0	13.247.315
404	04	01	00	Vehículos automotores terrestres	0	13.247.315	0	0	0	13.247.315
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	12.143.373	0	0	0	12.143.373

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
404	05	01	00	Equipos de telecomunicaciones	0	11.039.429	0	0	0	11.039.429
404	05	02	00	Equipos de señalamiento	0	1.103.944	0	0	0	1.103.944
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	1.103.944	0	0	0	1.103.944
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	1.103.944	0	0	0	1.103.944
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	3.311.832	0	0	0	3.311.832
404	07	01	00	Equipos científicos y de laboratorio	0	1.103.944	0	0	0	1.103.944
404	07	02	00	Equipos de enseñanza, deporte y recreación	0	1.103.944	0	0	0	1.103.944
404	07	06	00	Instrumentos musicales y equipos de audio	0	1.103.944	0	0	0	1.103.944
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	53.050.354	0	0	0	53.050.354
404	09	01	00	Mobiliario y equipos de oficina	0	22.078.856	0	0	0	22.078.856
404	09	02	00	Equipos de computación	0	4.476.871	0	0	0	4.476.871
404	09	03	00	Mobiliario y equipos de alojamiento	0	22.078.856	0	0	0	22.078.856
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	0	4.415.771	0	0	0	4.415.771
404	99	00	00	Otros activos reales	0	4.436.385	0	0	0	4.436.385
404	99	01	00	Otros activos reales	0	4.436.385	0	0	0	4.436.385
407	**00**	**00**	**00**	**Transferencias y donaciones**	**50.484.413**	**3.676.769.200**	**0**	**50.000.000**	**0**	**3.777.253.613**
407	01	00	00	Transferencias y donaciones corrientes internas	50.484.413	3.676.769.200	0	50.000.000	0	3.777.253.613
407	01	03	00	Transferencias corrientes internas al sector público	50.484.413	3.676.769.200	0	50.000.000	0	3.777.253.613
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	50.484.413	2.523.148.299	0	0	0	2.573.632.712
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	0	1.085.810.135	0	50.000.000	0	1.135.810.135
407	01	03	11	Transferencias corrientes al Poder Municipal	0	67.810.766	0	0	0	67.810.766
408	**00**	**00**	**00**	**Otros gastos**	**0**	**1.000.000**	**0**	**0**	**0**	**1.000.000**
408	05	00	00	Obligaciones en el ejercicio vigente	0	850.000	0	0	0	850.000
408	05	01	00	Devoluciones de cobros indebidos	0	550.000	0	0	0	550.000
408	05	02	00	Devoluciones y reintegros diversos	0	300.000	0	0	0	300.000
408	08	00	00	Indemnizaciones y sanciones pecuniarias	0	150.000	0	0	0	150.000
408	08	01	00	Indemnizaciones por daños y perjuicios	0	150.000	0	0	0	150.000
408	08	01	01	Indemnizaciones por daños y perjuicios ocasionados por organismos de la República, del Poder Estadal y del Poder Municipal	0	150.000	0	0	0	150.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**0**	**31.680.725**	**0**	**0**	**0**	**31.680.725**
411	11	00	00	Obligaciones de ejercicios anteriores	0	31.680.725	0	0	0	31.680.725
411	11	04	00	Compromisos pendientes de ejercicios anteriores	0	21.680.725	0	0	0	21.680.725

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios — Ingresos Propios	Recursos Ordinarios — Situado Constitucional	Recursos Ordinarios — Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios — Otras Fuentes	Recursos Extraordinarios — Otras Fuentes	TOTAL
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	0	10.000.000	0	0	0	10.000.000
498	**00**	**00**	**00**	**Rectificaciones al presupuesto**	**154.072.163**	**17.951.364**	**0**	**499.964**	**0**	**172.523.491**
498	01	00	00	Rectificaciones al presupuesto	154.072.163	17.951.364	0	499.964	0	172.523.491
498	01	01	00	Rectificaciones al presupuesto	154.072.163	17.951.364	0	499.964	0	172.523.491
				Totales	**204.556.576**	**4.584.089.094**	**0**	**100.000.000**	**0**	**4.888.645.670**

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**50.484.413**	**3.676.769.200**	**0**	**50.000.000**	**0**	**3.777.253.613**
407	01	00	00	Transferencias y donaciones corrientes internas	50.484.413	3.676.769.200	0	50.000.000	0	3.777.253.613
407	01	03	00	Transferencias corrientes internas al sector público	50.484.413	3.676.769.200	0	50.000.000	0	3.777.253.613
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	50.484.413	2.523.148.299	0	0	0	2.573.632.712
				- A0227 Fundación para los Niños, Niñas y Adolescentes del Distrito Capital	0	93.491.078	0	0	0	93.491.078
				- A0244 Fundación para la Identidad Caraqueña del Distrito Capital	0	136.000.000	0	0	0	136.000.000
				- A0493 Fundación Banda Marcial Caracas	0	31.000.000	0	0	0	31.000.000
				- A0494 Fundación para el Desarrollo Endógeno Comunal Agroalimentario Fundeca Yerba Caracas	0	93.453.174	0	0	0	93.453.174
				- A0495 Fundación Vivienda del Distrito Capital	0	326.204.047	0	0	0	326.204.047
				- A1353 Servicio de Administración Tributaria del Distrito Capital (SATDC)	50.484.413	0	0	0	0	50.484.413
				- A1354 Cuerpo de Bomberos del Gobierno del Distrito Capital	0	1.843.000.000	0	0	0	1.843.000.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	0	1.085.810.135	0	50.000.000	0	1.135.810.135
				- A0231 Sistema Urbano de Procesamiento, Recolección y Aseo de Caracas (SUPRA-CARACAS), C.A.	0	70.000.000	0	50.000.000	0	120.000.000
				- A0521 Corporación para la Construcción y Gestión de Urbanismos en el Distrito Capital, S.A. (CORPOCAPITAL, S.A.)	0	425.000.000	0	0	0	425.000.000
				- A1536 Corporación de Servicios del Distrito Capital, S.A.	0	590.810.135	0	0	0	590.810.135
407	01	03	11	Transferencias corrientes al Poder Municipal	0	67.810.766	0	0	0	67.810.766
				- E7600 Área Metropolitana de Caracas	0	67.810.766	0	0	0	67.810.766
				Totales	**50.484.413**	**3.676.769.200**	**0**	**50.000.000**	**0**	**3.777.253.613**

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E50000002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	0	311.034.222	0	49.500.036	0	360.534.258
402	01	00	00	Productos alimenticios y agropecuarios	0	76.721.395	0	49.500.036	0	126.221.431
402	01	01	00	Alimentos y bebidas para personas	0	74.251.029	0	49.500.036	0	123.751.065
402	01	03	00	Productos agrícolas y pecuarios	0	1.235.183	0	0	0	1.235.183
402	01	04	00	Productos de la caza y pesca	0	1.235.183	0	0	0	1.235.183
402	02	00	00	Productos de minas, canteras y yacimientos	0	9.894.457	0	0	0	9.894.457
402	02	02	00	Petróleo crudo y gas natural	0	1.235.182	0	0	0	1.235.182
402	02	03	00	Mineral de hierro	0	1.235.182	0	0	0	1.235.182
402	02	04	00	Mineral no ferroso	0	1.235.182	0	0	0	1.235.182
402	02	05	00	Piedra, arcilla, arena y tierra	0	1.248.181	0	0	0	1.248.181
402	02	99	00	Otros productos de minas, canteras y yacimientos	0	4.940.730	0	0	0	4.940.730
402	03	00	00	Textiles y vestuarios	0	21.262.602	0	0	0	21.262.602
402	03	01	00	Textiles	0	7.418.090	0	0	0	7.418.090
402	03	02	00	Prendas de vestir	0	7.218.981	0	0	0	7.218.981
402	03	03	00	Calzados	0	6.625.531	0	0	0	6.625.531
402	04	00	00	Productos de cuero y caucho	0	18.234.856	0	0	0	18.234.856
402	04	01	00	Cueros y pieles	0	2.470.366	0	0	0	2.470.366
402	04	02	00	Productos de cuero y sucedáneos del cuero	0	1.235.183	0	0	0	1.235.183
402	04	03	00	Cauchos y tripas para vehículos	0	14.529.307	0	0	0	14.529.307
402	05	00	00	Productos de papel, cartón e impresos	0	31.242.083	0	0	0	31.242.083
402	05	01	00	Pulpa de madera, papel y cartón	0	13.206.707	0	0	0	13.206.707
402	05	02	00	Envases y cajas de papel y cartón	0	2.556.166	0	0	0	2.556.166
402	05	03	00	Productos de papel y cartón para oficina	0	8.068.115	0	0	0	8.068.115
402	05	04	00	Libros, revistas y periódicos	0	741.108	0	0	0	741.108
402	05	05	00	Material de enseñanza	0	1.729.257	0	0	0	1.729.257
402	05	06	00	Productos de papel y cartón para computación	0	2.470.365	0	0	0	2.470.365
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	0	2.470.365	0	0	0	2.470.365

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E50000002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
402	06	00	00	Productos químicos y derivados	0	28.201.822	0	0	0	28.201.822
402	06	02	00	Abonos, plaguicidas y otros	0	9.100	0	0	0	9.100
402	06	03	00	Tintas, pinturas y colorantes	0	20.050.086	0	0	0	20.050.086
402	06	04	00	Productos farmacéuticos y medicamentos	0	1.570.178	0	0	0	1.570.178
402	06	06	00	Combustibles y lubricantes	0	1.461.905	0	0	0	1.461.905
402	06	08	00	Productos plásticos	0	5.074.956	0	0	0	5.074.956
402	06	99	00	Otros productos de la industria química y conexos	0	35.597	0	0	0	35.597
402	07	00	00	Productos minerales no metálicos	0	3.715.948	0	0	0	3.715.948
402	07	01	00	Productos de barro, loza y porcelana	0	617.591	0	0	0	617.591
402	07	02	00	Vidrios y productos de vidrio	0	617.591	0	0	0	617.591
402	07	03	00	Productos de arcilla para construcción	0	1.235.183	0	0	0	1.235.183
402	07	04	00	Cemento, cal y yeso	0	1.245.583	0	0	0	1.245.583
402	08	00	00	Productos metálicos	0	27.695.752	0	0	0	27.695.752
402	08	01	00	Productos primarios de hierro y acero	0	1.235.183	0	0	0	1.235.183
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	11.550.305	0	0	0	11.550.305
402	08	05	00	Materiales de orden público, seguridad y defensa	0	617.591	0	0	0	617.591
402	08	07	00	Material de señalamiento	0	617.591	0	0	0	617.591
402	08	08	00	Material de educación	0	2.470.366	0	0	0	2.470.366
402	08	09	00	Repuestos y accesorios para equipos de transporte	0	8.690.670	0	0	0	8.690.670
402	08	10	00	Repuestos y accesorios para otros equipos	0	2.514.046	0	0	0	2.514.046
402	09	00	00	Productos de madera	0	2.470.366	0	0	0	2.470.366
402	09	01	00	Productos primarios de madera	0	2.470.366	0	0	0	2.470.366
402	10	00	00	Productos varios y útiles diversos	0	91.556.627	0	0	0	91.556.627
402	10	01	00	Artículos de deporte, recreación y juguetes	0	2.470.365	0	0	0	2.470.365
402	10	02	00	Materiales y útiles de limpieza y aseo	0	2.721.629	0	0	0	2.721.629
402	10	03	00	Utensilios de cocina y comedor	0	2.890.525	0	0	0	2.890.525
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	0	906.393	0	0	0	906.393

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E50000002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	7.687.141	0	0	0	7.687.141
402	10	06	00	Condecoraciones, ofrendas y similares	0	2.470.365	0	0	0	2.470.365
402	10	07	00	Productos de seguridad en el trabajo	0	4.999.205	0	0	0	4.999.205
402	10	08	00	Materiales para equipos de computación	0	49.415.372	0	0	0	49.415.372
402	10	11	00	Materiales eléctricos	0	7.939.177	0	0	0	7.939.177
402	10	12	00	Materiales para instalaciones sanitarias	0	7.552.744	0	0	0	7.552.744
402	10	99	00	Otros productos y útiles diversos	0	2.503.711	0	0	0	2.503.711
402	99	00	00	Otros materiales y suministros	0	38.314	0	0	0	38.314
402	99	01	00	Otros materiales y suministros	0	38.314	0	0	0	38.314
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**434.956.778**	**0**	**0**	**0**	**434.956.778**
403	01	00	00	Alquileres de inmuebles	0	7.611.988	0	0	0	7.611.988
403	01	01	00	Alquileres de edificios y locales	0	7.611.988	0	0	0	7.611.988
403	02	00	00	Alquileres de maquinaria y equipos	0	8.626.921	0	0	0	8.626.921
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	0	7.611.989	0	0	0	7.611.989
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	0	507.466	0	0	0	507.466
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	0	507.466	0	0	0	507.466
403	04	00	00	Servicios básicos	0	21.926.109	0	0	0	21.926.109
403	04	02	00	Gas	0	3.805.996	0	0	0	3.805.996
403	04	03	00	Agua	0	3.805.996	0	0	0	3.805.996
403	04	04	00	Teléfonos	0	11.417.987	0	0	0	11.417.987
403	04	04	01	Servicios de telefonía prestados por organismos públicos	0	6.343.327	0	0	0	6.343.327
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	0	5.074.660	0	0	0	5.074.660
403	04	07	00	Servicio de condominio	0	2.896.130	0	0	0	2.896.130
403	06	00	00	Servicios de transporte y almacenaje	0	4.820.922	0	0	0	4.820.922
403	06	01	00	Fletes y embalajes	0	1.268.664	0	0	0	1.268.664
403	06	02	00	Almacenaje	0	1.268.664	0	0	0	1.268.664
403	06	03	00	Estacionamiento	0	1.268.664	0	0	0	1.268.664

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E50000002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
403	06	04	00	Peaje	0	507.465	0	0	0	507.465
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	0	507.465	0	0	0	507.465
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	58.420.897	0	0	0	58.420.897
403	07	01	00	Publicidad y propaganda	0	5.074.658	0	0	0	5.074.658
403	07	02	00	Imprenta y reproducción	0	10.211.637	0	0	0	10.211.637
403	07	03	00	Relaciones sociales	0	27.910.625	0	0	0	27.910.625
403	07	04	00	Avisos	0	15.223.977	0	0	0	15.223.977
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	0	11.418.178	0	0	0	11.418.178
403	08	01	00	Primas y gastos de seguros	0	7.611.988	0	0	0	7.611.988
403	08	02	00	Comisiones y gastos bancarios	0	3.806.190	0	0	0	3.806.190
403	09	00	00	Viáticos y pasajes	0	30.447.950	0	0	0	30.447.950
403	09	01	00	Viáticos y pasajes dentro del país	0	22.835.962	0	0	0	22.835.962
403	09	02	00	Viáticos y pasajes fuera del país	0	7.611.988	0	0	0	7.611.988
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	30.513.681	0	0	0	30.513.681
403	10	09	00	Servicios de lavandería y tintorería	0	2.537.329	0	0	0	2.537.329
403	10	10	00	Servicios de vigilancia	0	2.537.329	0	0	0	2.537.329
403	10	99	00	Otros servicios profesionales y técnicos	0	25.439.023	0	0	0	25.439.023
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	83.033.267	0	0	0	83.033.267
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	0	71.552.886	0	0	0	71.552.886
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	0	1.268.664	0	0	0	1.268.664
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	0	1.268.664	0	0	0	1.268.664
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	0	7.674.388	0	0	0	7.674.388
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	0	1.268.665	0	0	0	1.268.665
403	12	00	00	Conservación y reparaciones menores de obras	0	75.947.955	0	0	0	75.947.955
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	0	50.574.660	0	0	0	50.574.660
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	0	25.373.295	0	0	0	25.373.295

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E50000002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
403	15	00	00	Servicios fiscales	0	507.466	0	0	0	507.466
403	15	02	00	Tasas y otros derechos obligatorios	0	253.733	0	0	0	253.733
403	15	03	00	Asignación a agentes de especies fiscales	0	253.733	0	0	0	253.733
403	18	00	00	Impuestos indirectos	0	94.042.156	0	0	0	94.042.156
403	18	01	00	Impuesto al valor agregado	0	94.042.156	0	0	0	94.042.156
403	99	00	00	Otros servicios no personales	0	7.639.288	0	0	0	7.639.288
403	99	01	00	Otros servicios no personales	0	7.639.288	0	0	0	7.639.288
404	**00**	**00**	**00**	**Activos reales**	**0**	**110.696.805**	**0**	**0**	**0**	**110.696.805**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	0	23.382.802	0	0	0	23.382.802
404	01	01	00	Repuestos mayores	0	3.311.829	0	0	0	3.311.829
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	0	3.311.829	0	0	0	3.311.829
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	0	20.070.973	0	0	0	20.070.973
404	01	02	01	Reparaciones, mejoras y adiciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	0	11.239.429	0	0	0	11.239.429
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	0	8.831.544	0	0	0	8.831.544
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	0	20.800	0	0	0	20.800
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	0	20.800	0	0	0	20.800
404	04	00	00	Equipos de transporte, tracción y elevación	0	13.247.315	0	0	0	13.247.315
404	04	01	00	Vehículos automotores terrestres	0	13.247.315	0	0	0	13.247.315
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	12.143.373	0	0	0	12.143.373
404	05	01	00	Equipos de telecomunicaciones	0	11.039.429	0	0	0	11.039.429
404	05	02	00	Equipos de señalamiento	0	1.103.944	0	0	0	1.103.944
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	1.103.944	0	0	0	1.103.944
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	0	1.103.944	0	0	0	1.103.944
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	3.311.832	0	0	0	3.311.832
404	07	01	00	Equipos científicos y de laboratorio	0	1.103.944	0	0	0	1.103.944
404	07	02	00	Equipos de enseñanza, deporte y recreación	0	1.103.944	0	0	0	1.103.944

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E50000002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
404	07	06	00	Instrumentos musicales y equipos de audio	0	1.103.944	0	0	0	1.103.944
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	53.050.354	0	0	0	53.050.354
404	09	01	00	Mobiliario y equipos de oficina	0	22.078.856	0	0	0	22.078.856
404	09	02	00	Equipos de computación	0	4.476.871	0	0	0	4.476.871
404	09	03	00	Mobiliario y equipos de alojamiento	0	22.078.856	0	0	0	22.078.856
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	0	4.415.771	0	0	0	4.415.771
404	99	00	00	Otros activos reales	0	4.436.385	0	0	0	4.436.385
404	99	01	00	Otros activos reales	0	4.436.385	0	0	0	4.436.385
408	**00**	**00**	**00**	**Otros gastos**	**0**	**1.000.000**	**0**	**0**	**0**	**1.000.000**
408	05	00	00	Obligaciones en el ejercicio vigente	0	850.000	0	0	0	850.000
408	05	01	00	Devoluciones de cobros indebidos	0	550.000	0	0	0	550.000
408	05	02	00	Devoluciones y reintegros diversos	0	300.000	0	0	0	300.000
408	08	00	00	Indemnizaciones y sanciones pecuniarias	0	150.000	0	0	0	150.000
408	08	01	00	Indemnizaciones por daños y perjuicios	0	150.000	0	0	0	150.000
408	08	01	01	Indemnizaciones por daños y perjuicios ocasionados por organismos de la República, del Poder Estadal y del Poder Municipal	0	150.000	0	0	0	150.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**0**	**31.680.725**	**0**	**0**	**0**	**31.680.725**
411	11	00	00	Obligaciones de ejercicios anteriores	0	31.680.725	0	0	0	31.680.725
411	11	04	00	Compromisos pendientes de ejercicios anteriores	0	21.680.725	0	0	0	21.680.725
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	0	10.000.000	0	0	0	10.000.000
498	**00**	**00**	**00**	**Rectificaciones al presupuesto**	**154.072.163**	**17.951.364**	**0**	**499.964**	**0**	**172.523.491**
498	01	00	00	Rectificaciones al presupuesto	154.072.163	17.951.364	0	499.964	0	172.523.491
498	01	01	00	Rectificaciones al presupuesto	154.072.163	17.951.364	0	499.964	0	172.523.491
				Totales	**154.072.163**	**907.319.894**	**0**	**50.000.000**	**0**	**1.111.392.057**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E50000002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**50.484.413**	**3.676.769.200**	**0**	**50.000.000**	**0**	**3.777.253.613**
407	01	00	00	Transferencias y donaciones corrientes internas	50.484.413	3.676.769.200	0	50.000.000	0	3.777.253.613
407	01	03	00	Transferencias corrientes internas al sector público	50.484.413	3.676.769.200	0	50.000.000	0	3.777.253.613
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	50.484.413	2.523.148.299	0	0	0	2.573.632.712
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	0	1.085.810.135	0	50.000.000	0	1.135.810.135
407	01	03	11	Transferencias corrientes al Poder Municipal	0	67.810.766	0	0	0	67.810.766
				Totales	**50.484.413**	**3.676.769.200**	**0**	**50.000.000**	**0**	**3.777.253.613**

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**0**	**0**	**1.806.000.000**	**0**	**1.806.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	0	0	0	1.806.000.000	0	1.806.000.000
407	01	01	00	Transferencias corrientes internas al sector privado	0	0	0	1.806.000.000	0	1.806.000.000
407	01	01	01	Pensiones del personal empleado, obrero y militar	0	0	0	160.515.948	0	160.515.948
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	0	0	0	1.132.277.187	0	1.132.277.187
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	0	0	0	40.128.986	0	40.128.986
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	0	0	0	668.816	0	668.816
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	0	0	0	14.837.593	0	14.837.593
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	0	0	0	283.069.296	0	283.069.296
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	0	0	0	4.831.068	0	4.831.068
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	0	0	0	169.671.106	0	169.671.106
				Totales	**0**	**0**	**0**	**1.806.000.000**	**0**	**1.806.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

E5000 - 134

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E50000003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS, PENSIONADAS, JUBILADOS Y JUBILADAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Recursos Ordinarios Situado Constitucional	Recursos Ordinarios Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**0**	**0**	**1.806.000.000**	**0**	**1.806.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	0	0	0	1.806.000.000	0	1.806.000.000
407	01	01	00	Transferencias corrientes internas al sector privado	0	0	0	1.806.000.000	0	1.806.000.000
407	01	01	01	Pensiones del personal empleado, obrero y militar	0	0	0	160.515.948	0	160.515.948
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	0	0	0	1.132.277.187	0	1.132.277.187
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	0	0	0	40.128.986	0	40.128.986
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	0	0	0	668.816	0	668.816
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	0	0	0	14.837.593	0	14.837.593
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	0	0	0	283.069.296	0	283.069.296
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	0	0	0	4.831.068	0	4.831.068
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	0	0	0	169.671.106	0	169.671.106
				Totales	**0**	**0**	**0**	**1.806.000.000**	**0**	**1.806.000.000**

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	00	00	00	**Materiales, suministros y mercancías**	0	31.147.682	0	0	0	31.147.682
402	01	00	00	Productos alimenticios y agropecuarios	0	3.364.260	0	0	0	3.364.260
402	01	01	00	Alimentos y bebidas para personas	0	3.364.260	0	0	0	3.364.260
402	03	00	00	Textiles y vestuarios	0	9.060.000	0	0	0	9.060.000
402	03	02	00	Prendas de vestir	0	5.460.000	0	0	0	5.460.000
402	03	03	00	Calzados	0	3.600.000	0	0	0	3.600.000
402	05	00	00	Productos de papel, cartón e impresos	0	321.600	0	0	0	321.600
402	05	03	00	Productos de papel y cartón para oficina	0	321.600	0	0	0	321.600
402	06	00	00	Productos químicos y derivados	0	3.965.628	0	0	0	3.965.628
402	06	03	00	Tintas, pinturas y colorantes	0	1.971.760	0	0	0	1.971.760
402	06	04	00	Productos farmacéuticos y medicamentos	0	222.560	0	0	0	222.560
402	06	05	00	Productos de tocador	0	400.808	0	0	0	400.808
402	06	08	00	Productos plásticos	0	1.370.500	0	0	0	1.370.500
402	08	00	00	Productos metálicos	0	3.223.446	0	0	0	3.223.446
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	3.223.446	0	0	0	3.223.446
402	10	00	00	Productos varios y útiles diversos	0	11.212.748	0	0	0	11.212.748
402	10	02	00	Materiales y útiles de limpieza y aseo	0	1.999.500	0	0	0	1.999.500
402	10	03	00	Utensilios de cocina y comedor	0	210.000	0	0	0	210.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	0	369.724	0	0	0	369.724
402	10	11	00	Materiales eléctricos	0	3.444.824	0	0	0	3.444.824
402	10	12	00	Materiales para instalaciones sanitarias	0	4.388.700	0	0	0	4.388.700
402	10	99	00	Otros productos y útiles diversos	0	800.000	0	0	0	800.000
403	00	00	00	**Servicios no personales**	0	22.055.142	0	0	0	22.055.142
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	2.803.500	0	0	0	2.803.500
403	07	02	00	Imprenta y reproducción	0	253.500	0	0	0	253.500
403	07	03	00	Relaciones sociales	0	2.550.000	0	0	0	2.550.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	2.092.860	0	0	0	2.092.860
403	10	99	00	Otros servicios profesionales y técnicos	0	2.092.860	0	0	0	2.092.860
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	1.080.000	0	0	0	1.080.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	0	480.000	0	0	0	480.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	0	600.000	0	0	0	600.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	0	8.000.000	0	0	0	8.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	0	8.000.000	0	0	0	8.000.000
403	18	00	00	Impuestos indirectos	0	7.718.782	0	0	0	7.718.782
403	18	01	00	Impuesto al valor agregado	0	7.718.782	0	0	0	7.718.782
403	99	00	00	Otros servicios no personales	0	360.000	0	0	0	360.000
403	99	01	00	Otros servicios no personales	0	360.000	0	0	0	360.000
404	**00**	**00**	**00**	**Activos reales**	**0**	**18.839.144**	**0**	**0**	**0**	**18.839.144**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	0	2.071.000	0	0	0	2.071.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	0	2.071.000	0	0	0	2.071.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	1.354.000	0	0	0	1.354.000
404	05	01	00	Equipos de telecomunicaciones	0	1.354.000	0	0	0	1.354.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	1.510.000	0	0	0	1.510.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	0	1.450.000	0	0	0	1.450.000
404	07	06	00	Instrumentos musicales y equipos de audio	0	60.000	0	0	0	60.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	13.904.144	0	0	0	13.904.144
404	09	03	00	Mobiliario y equipos de alojamiento	0	13.904.144	0	0	0	13.904.144
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**47.958.032**	**0**	**0**	**0**	**47.958.032**
407	01	00	00	Transferencias y donaciones corrientes internas	0	47.958.032	0	0	0	47.958.032
407	01	02	00	Donaciones corrientes internas al sector privado	0	47.958.032	0	0	0	47.958.032
407	01	02	01	Donaciones corrientes a personas	0	47.958.032	0	0	0	47.958.032
				Totales	**0**	**120.000.000**	**0**	**0**	**0**	**120.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS E5000 - 138

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E50000007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**31.147.682**	**0**	**0**	**0**	**31.147.682**
402	01	00	00	Productos alimenticios y agropecuarios	0	3.364.260	0	0	0	3.364.260
402	01	01	00	Alimentos y bebidas para personas	0	3.364.260	0	0	0	3.364.260
402	03	00	00	Textiles y vestuarios	0	9.060.000	0	0	0	9.060.000
402	03	02	00	Prendas de vestir	0	5.460.000	0	0	0	5.460.000
402	03	03	00	Calzados	0	3.600.000	0	0	0	3.600.000
402	05	00	00	Productos de papel, cartón e impresos	0	321.600	0	0	0	321.600
402	05	03	00	Productos de papel y cartón para oficina	0	321.600	0	0	0	321.600
402	06	00	00	Productos químicos y derivados	0	3.965.628	0	0	0	3.965.628
402	06	03	00	Tintas, pinturas y colorantes	0	1.971.760	0	0	0	1.971.760
402	06	04	00	Productos farmacéuticos y medicamentos	0	222.560	0	0	0	222.560
402	06	05	00	Productos de tocador	0	400.808	0	0	0	400.808
402	06	08	00	Productos plásticos	0	1.370.500	0	0	0	1.370.500
402	08	00	00	Productos metálicos	0	3.223.446	0	0	0	3.223.446
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	3.223.446	0	0	0	3.223.446
402	10	00	00	Productos varios y útiles diversos	0	11.212.748	0	0	0	11.212.748
402	10	02	00	Materiales y útiles de limpieza y aseo	0	1.999.500	0	0	0	1.999.500
402	10	03	00	Utensilios de cocina y comedor	0	210.000	0	0	0	210.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	0	369.724	0	0	0	369.724
402	10	11	00	Materiales eléctricos	0	3.444.824	0	0	0	3.444.824
402	10	12	00	Materiales para instalaciones sanitarias	0	4.388.700	0	0	0	4.388.700
402	10	99	00	Otros productos y útiles diversos	0	800.000	0	0	0	800.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**22.055.142**	**0**	**0**	**0**	**22.055.142**
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	2.803.500	0	0	0	2.803.500
403	07	02	00	Imprenta y reproducción	0	253.500	0	0	0	253.500
403	07	03	00	Relaciones sociales	0	2.550.000	0	0	0	2.550.000

ENTIDAD FEDERAL: DISTRITO CAPITAL

ACCIÓN CENTRALIZADA: E50000007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E50000007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	2.092.860	0	0	0	2.092.860
403	10	99	00	Otros servicios profesionales y técnicos	0	2.092.860	0	0	0	2.092.860
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	1.080.000	0	0	0	1.080.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	0	480.000	0	0	0	480.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	0	600.000	0	0	0	600.000
403	12	00	00	Conservación y reparaciones menores de obras	0	8.000.000	0	0	0	8.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	0	8.000.000	0	0	0	8.000.000
403	18	00	00	Impuestos indirectos	0	7.718.782	0	0	0	7.718.782
403	18	01	00	Impuesto al valor agregado	0	7.718.782	0	0	0	7.718.782
403	99	00	00	Otros servicios no personales	0	360.000	0	0	0	360.000
403	99	01	00	Otros servicios no personales	0	360.000	0	0	0	360.000
404	**00**	**00**	**00**	**Activos reales**	**0**	**18.839.144**	**0**	**0**	**0**	**18.839.144**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	0	2.071.000	0	0	0	2.071.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	0	2.071.000	0	0	0	2.071.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	1.354.000	0	0	0	1.354.000
404	05	01	00	Equipos de telecomunicaciones	0	1.354.000	0	0	0	1.354.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	1.510.000	0	0	0	1.510.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	0	1.450.000	0	0	0	1.450.000
404	07	06	00	Instrumentos musicales y equipos de audio	0	60.000	0	0	0	60.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	13.904.144	0	0	0	13.904.144
404	09	03	00	Mobiliario y equipos de alojamiento	0	13.904.144	0	0	0	13.904.144
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**47.958.032**	**0**	**0**	**0**	**47.958.032**
407	01	00	00	Transferencias y donaciones corrientes internas	0	47.958.032	0	0	0	47.958.032
407	01	02	00	Donaciones corrientes internas al sector privado	0	47.958.032	0	0	0	47.958.032
407	01	02	01	Donaciones corrientes a personas	0	47.958.032	0	0	0	47.958.032
				Totales	**0**	**120.000.000**	**0**	**0**	**0**	**120.000.000**

E7700
Territorio Insular Francisco Miranda

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares - Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	0	0	0	290.310.263	0	290.310.263
401	01	00	00	Sueldos, salarios y otras retribuciones	0	0	0	40.588.399	0	40.588.399
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	0	0	0	6.016.884	0	6.016.884
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	0	0	0	7.073.781	0	7.073.781
401	01	18	00	Remuneraciones al personal contratado	0	0	0	22.054.717	0	22.054.717
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	0	0	0	19.894.717	0	19.894.717
401	01	18	02	Remuneraciones por honorarios profesionales	0	0	0	2.160.000	0	2.160.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	0	0	0	115.778	0	115.778
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	251.239	0	251.239
401	01	99	00	Otras retribuciones	0	0	0	5.076.000	0	5.076.000
401	03	00	00	Primas	0	0	0	43.809.548	0	43.809.548
401	03	01	00	Primas por mérito a empleados	0	0	0	34.864	0	34.864
401	03	02	00	Primas de transporte a empleados	0	0	0	108.000	0	108.000
401	03	03	00	Primas por hogar a empleados	0	0	0	269.184	0	269.184
401	03	04	00	Primas por hijos a empleados	0	0	0	90.720	0	90.720
401	03	08	00	Primas de profesionalización a empleados	0	0	0	740.584	0	740.584
401	03	09	00	Primas por antigüedad a empleados	0	0	0	552.420	0	552.420
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	0	0	0	2.419.200	0	2.419.200
401	03	16	00	Primas por mérito a obreros	0	0	0	884.223	0	884.223
401	03	17	00	Primas de transporte a obreros	0	0	0	604.800	0	604.800
401	03	18	00	Primas por hogar a obreros	0	0	0	972.537	0	972.537
401	03	19	00	Primas por hijos de obreros	0	0	0	421.200	0	421.200
401	03	21	00	Primas por antigüedad a obreros	0	0	0	1.903.919	0	1.903.919
401	03	22	00	Primas de profesionalización a obreros	0	0	0	499.338	0	499.338
401	03	37	00	Primas de transporte al personal contratado	0	0	0	1.587.600	0	1.587.600
401	03	38	00	Primas por hogar al personal contratado	0	0	0	2.552.909	0	2.552.909
401	03	39	00	Primas por hijos al personal contratado	0	0	0	1.231.200	0	1.231.200
401	03	40	00	Primas de profesionalización al personal contratado	0	0	0	1.933.555	0	1.933.555
401	03	41	00	Primas por antigüedad al personal contratado	0	0	0	6.608.006	0	6.608.006
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de	0	0	0	254.121	0	254.121

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
				elección popular						
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	135.540	0	135.540
401	03	96	00	Otras primas al personal contratado	0	0	0	7.642.616	0	7.642.616
401	03	97	00	Otras primas a empleados	0	0	0	10.478.052	0	10.478.052
401	03	98	00	Otras primas a obreros	0	0	0	1.884.960	0	1.884.960
401	04	00	00	Complementos de sueldos y salarios	0	0	0	21.406.141	0	21.406.141
401	04	06	00	Complemento a empleados por comisión de servicios	0	0	0	1.033.200	0	1.033.200
401	04	08	00	Bono compensatorio de alimentación a empleados	0	0	0	2.721.600	0	2.721.600
401	04	18	00	Bono compensatorio de alimentación a obreros	0	0	0	3.402.000	0	3.402.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	0	0	0	8.930.250	0	8.930.250
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	60.750	0	60.750
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	0	0	0	576.000	0	576.000
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	0	0	0	135.461	0	135.461
401	04	96	00	Otros complementos a empleados	0	0	0	2.697.920	0	2.697.920
401	04	98	00	Otros complementos al personal contratado	0	0	0	1.848.960	0	1.848.960
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	0	0	0	47.129.267	0	47.129.267
401	05	01	00	Aguinaldos a empleados	0	0	0	7.650.565	0	7.650.565
401	05	03	00	Bono vacacional a empleados	0	0	0	4.645.345	0	4.645.345
401	05	04	00	Aguinaldos a obreros	0	0	0	5.217.920	0	5.217.920
401	05	06	00	Bono vacacional a obreros	0	0	0	3.188.729	0	3.188.729
401	05	07	00	Aguinaldos al personal contratado	0	0	0	16.125.056	0	16.125.056
401	05	08	00	Bono vacacional al personal contratado	0	0	0	9.854.201	0	9.854.201
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	277.728	0	277.728
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	169.723	0	169.723
401	06	00	00	Aportes patronales y legales	0	0	0	70.167.590	0	70.167.590
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	0	0	0	1.598.569	0	1.598.569
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	0	0	0	419.220	0	419.220
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	0	0	0	352.661	0	352.661
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	0	0	0	1.027.261	0	1.027.261

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	0	0	0	1.587.502	0	1.587.502
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	0	0	0	412.750	0	412.750
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	0	0	0	317.500	0	317.500
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	0	0	0	606.755	0	606.755
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	0	0	0	2.175.030	0	2.175.030
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	0	0	0	59.206.247	0	59.206.247
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	0	0	0	836.945	0	836.945
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	66.462	0	66.462
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	17.280	0	17.280
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	25.287	0	25.287
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	13.292	0	13.292
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	46.311	0	46.311
401	06	95	00	Otros aportes legales por personal contratado	0	0	0	1.088.028	0	1.088.028
401	06	96	00	Otros aportes legales por empleados	0	0	0	370.490	0	370.490
401	07	00	00	Asistencia socio-económica	0	0	0	37.567.267	0	37.567.267
401	07	01	00	Capacitación y adiestramiento a empleados	0	0	0	20.700	0	20.700
401	07	02	00	Becas a empleados	0	0	0	21.600	0	21.600
401	07	03	00	Ayudas por matrimonio a empleados	0	0	0	43.200	0	43.200
401	07	04	00	Ayudas por nacimiento de hijos a empleados	0	0	0	54.000	0	54.000
401	07	05	00	Ayudas por defunción a empleados	0	0	0	90.000	0	90.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	0	0	0	405.000	0	405.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	0	0	0	4.016.760	0	4.016.760
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	0	0	0	2.430.000	0	2.430.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	0	0	0	9.000	0	9.000
401	07	10	00	Dotación de uniformes a empleados	0	0	0	1.999.532	0	1.999.532
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	0	0	0	92.622	0	92.622
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	0	0	0	29.700	0	29.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
401	07	17	00	Capacitación y adiestramiento a obreros	0	0	0	54.000	0	54.000
401	07	18	00	Becas a obreros	0	0	0	343.440	0	343.440
401	07	19	00	Ayudas por matrimonio de obreros	0	0	0	54.000	0	54.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	0	0	0	86.400	0	86.400
401	07	21	00	Ayudas por defunción a obreros	0	0	0	54.000	0	54.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	0	0	0	129.600	0	129.600
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	0	0	0	1.209.240	0	1.209.240
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	0	0	0	3.360.000	0	3.360.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	0	0	0	270.000	0	270.000
401	07	26	00	Dotación de uniformes a obreros	0	0	0	4.000.000	0	4.000.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	0	0	0	1.204.093	0	1.204.093
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	0	0	0	102.600	0	102.600
401	07	52	00	Capacitación y adiestramiento a altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	9.000	0	9.000
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	10.800	0	10.800
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	10.800	0	10.800
401	07	55	00	Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	18.000	0	18.000
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	32.400	0	32.400
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	58.752	0	58.752
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	60.000	0	60.000
401	07	74	00	Capacitación y adiestramiento al personal contratado	0	0	0	270.000	0	270.000
401	07	75	00	Becas al personal contratado	0	0	0	1.108.080	0	1.108.080
401	07	76	00	Ayudas por matrimonio al personal contratado	0	0	0	54.000	0	54.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	0	0	0	108.000	0	108.000
401	07	78	00	Ayudas por defunción al personal contratado	0	0	0	54.000	0	54.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	0	0	0	405.000	0	405.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	0	0	0	428.400	0	428.400
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	0	0	0	5.400.000	0	5.400.000

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	0	0	0	360.000	0	360.000
401	07	83	00	Dotación de uniformes al personal contratado	0	0	0	3.000.000	0	3.000.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	0	0	0	3.565.968	0	3.565.968
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	0	0	0	297.000	0	297.000
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	70.920	0	70.920
401	07	96	00	Otras subvenciones a empleados	0	0	0	552.060	0	552.060
401	07	97	00	Otras subvenciones a obreros	0	0	0	936.000	0	936.000
401	07	99	00	Otras subvenciones al personal contratado	0	0	0	678.600	0	678.600
401	08	00	00	Prestaciones sociales e indemnizaciones	0	0	0	20.927.786	0	20.927.786
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	0	0	0	9.201.493	0	9.201.493
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	0	0	0	3.478.613	0	3.478.613
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	0	0	0	8.062.528	0	8.062.528
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	185.152	0	185.152
401	94	00	00	Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	183.840	0	183.840
401	94	01	00	Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	183.840	0	183.840
401	96	00	00	Otros gastos del personal empleado	0	0	0	6.386.180	0	6.386.180
401	96	01	00	Otros gastos del personal empleado	0	0	0	6.386.180	0	6.386.180
401	97	00	00	Otros gastos del personal obrero	0	0	0	2.144.245	0	2.144.245
401	97	01	00	Otros gastos del personal obrero	0	0	0	2.144.245	0	2.144.245
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**0**	**0**	**71.960.803**	**0**	**71.960.803**
402	01	00	00	Productos alimenticios y agropecuarios	0	0	0	11.713.830	0	11.713.830
402	01	01	00	Alimentos y bebidas para personas	0	0	0	11.413.830	0	11.413.830
402	01	02	00	Alimentos para animales	0	0	0	300.000	0	300.000
402	02	00	00	Productos de minas, canteras y yacimientos	0	0	0	100.000	0	100.000
402	02	99	00	Otros productos de minas, canteras y yacimientos	0	0	0	100.000	0	100.000
402	03	00	00	Textiles y vestuarios	0	0	0	4.617.000	0	4.617.000
402	03	01	00	Textiles	0	0	0	1.869.000	0	1.869.000
402	03	02	00	Prendas de vestir	0	0	0	2.283.000	0	2.283.000
402	03	03	00	Calzados	0	0	0	65.000	0	65.000

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
402	03	99	00	Otros productos textiles y vestuarios	0	0	0	400.000	0	400.000
402	04	00	00	Productos de cuero y caucho	0	0	0	5.319.877	0	5.319.877
402	04	03	00	Cauchos y tripas para vehículos	0	0	0	4.821.000	0	4.821.000
402	04	99	00	Otros productos de cuero y caucho	0	0	0	498.877	0	498.877
402	05	00	00	Productos de papel, cartón e impresos	0	0	0	10.418.227	0	10.418.227
402	05	01	00	Pulpa de madera, papel y cartón	0	0	0	3.000.000	0	3.000.000
402	05	02	00	Envases y cajas de papel y cartón	0	0	0	43.000	0	43.000
402	05	03	00	Productos de papel y cartón para oficina	0	0	0	6.515.227	0	6.515.227
402	05	06	00	Productos de papel y cartón para computación	0	0	0	35.000	0	35.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	0	0	0	825.000	0	825.000
402	06	00	00	Productos químicos y derivados	0	0	0	9.296.000	0	9.296.000
402	06	01	00	Sustancias químicas y de uso industrial	0	0	0	164.000	0	164.000
402	06	03	00	Tintas, pinturas y colorantes	0	0	0	6.777.000	0	6.777.000
402	06	05	00	Productos de tocador	0	0	0	20.000	0	20.000
402	06	06	00	Combustibles y lubricantes	0	0	0	835.000	0	835.000
402	06	08	00	Productos plásticos	0	0	0	1.500.000	0	1.500.000
402	07	00	00	Productos minerales no metálicos	0	0	0	2.150.000	0	2.150.000
402	07	03	00	Productos de arcilla para construcción	0	0	0	1.350.000	0	1.350.000
402	07	04	00	Cemento, cal y yeso	0	0	0	800.000	0	800.000
402	08	00	00	Productos metálicos	0	0	0	3.832.000	0	3.832.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	0	0	2.461.000	0	2.461.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	0	0	0	1.034.000	0	1.034.000
402	08	10	00	Repuestos y accesorios para otros equipos	0	0	0	37.000	0	37.000
402	08	99	00	Otros productos metálicos	0	0	0	300.000	0	300.000
402	09	00	00	Productos de madera	0	0	0	500.000	0	500.000
402	09	99	00	Otros productos de madera	0	0	0	500.000	0	500.000
402	10	00	00	Productos varios y útiles diversos	0	0	0	20.621.000	0	20.621.000
402	10	01	00	Artículos de deporte, recreación y juguetes	0	0	0	800.000	0	800.000
402	10	02	00	Materiales y útiles de limpieza y aseo	0	0	0	5.606.000	0	5.606.000
402	10	03	00	Utensilios de cocina y comedor	0	0	0	1.600.000	0	1.600.000

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares - Recursos Ordinarios - Ingresos Propios	Recursos Ordinarios - Situado Constitucional	Recursos Ordinarios - Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios - Otras Fuentes	Recursos Extraordinarios - Otras Fuentes	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	0	0	0	50.000	0	50.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	0	0	1.863.000	0	1.863.000
402	10	06	00	Condecoraciones, ofrendas y similares	0	0	0	1.000.000	0	1.000.000
402	10	07	00	Productos de seguridad en el trabajo	0	0	0	45.000	0	45.000
402	10	08	00	Materiales para equipos de computación	0	0	0	1.465.000	0	1.465.000
402	10	09	00	Especies timbradas y valores	0	0	0	45.000	0	45.000
402	10	11	00	Materiales eléctricos	0	0	0	4.159.000	0	4.159.000
402	10	12	00	Materiales para instalaciones sanitarias	0	0	0	1.568.000	0	1.568.000
402	10	13	00	Materiales fotográficos	0	0	0	10.000	0	10.000
402	10	99	00	Otros productos y útiles diversos	0	0	0	2.410.000	0	2.410.000
402	99	00	00	Otros materiales y suministros	0	0	0	3.392.869	0	3.392.869
402	99	01	00	Otros materiales y suministros	0	0	0	3.392.869	0	3.392.869
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**0**	**0**	**86.662.094**	**0**	**86.662.094**
403	01	00	00	Alquileres de inmuebles	0	0	0	800.000	0	800.000
403	01	01	00	Alquileres de edificios y locales	0	0	0	800.000	0	800.000
403	02	00	00	Alquileres de maquinaria y equipos	0	0	0	1.591.000	0	1.591.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	0	0	0	1.591.000	0	1.591.000
403	04	00	00	Servicios básicos	0	0	0	5.250.000	0	5.250.000
403	04	01	00	Electricidad	0	0	0	150.000	0	150.000
403	04	04	00	Teléfonos	0	0	0	150.000	0	150.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	0	0	0	150.000	0	150.000
403	04	05	00	Servicio de comunicaciones	0	0	0	2.800.000	0	2.800.000
403	04	06	00	Servicio de aseo urbano y domiciliario	0	0	0	150.000	0	150.000
403	04	07	00	Servicio de condominio	0	0	0	2.000.000	0	2.000.000
403	06	00	00	Servicios de transporte y almacenaje	0	0	0	1.470.000	0	1.470.000
403	06	01	00	Fletes y embalajes	0	0	0	1.270.000	0	1.270.000
403	06	02	00	Almacenaje	0	0	0	100.000	0	100.000
403	06	03	00	Estacionamiento	0	0	0	100.000	0	100.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	0	0	2.100.000	0	2.100.000
403	07	01	00	Publicidad y propaganda	0	0	0	100.000	0	100.000

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
403	07	02	00	Imprenta y reproducción	0	0	0	500.000	0	500.000
403	07	03	00	Relaciones sociales	0	0	0	1.500.000	0	1.500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	0	0	0	2.450.000	0	2.450.000
403	08	01	00	Primas y gastos de seguros	0	0	0	2.200.000	0	2.200.000
403	08	02	00	Comisiones y gastos bancarios	0	0	0	150.000	0	150.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	0	0	0	100.000	0	100.000
403	09	00	00	Viáticos y pasajes	0	0	0	15.119.725	0	15.119.725
403	09	01	00	Viáticos y pasajes dentro del país	0	0	0	14.777.225	0	14.777.225
403	09	02	00	Viáticos y pasajes fuera del país	0	0	0	342.500	0	342.500
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	0	0	3.800.000	0	3.800.000
403	10	02	00	Servicios de contabilidad y auditoría	0	0	0	700.000	0	700.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	0	0	1.250.000	0	1.250.000
403	10	99	00	Otros servicios profesionales y técnicos	0	0	0	1.850.000	0	1.850.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	0	0	8.611.361	0	8.611.361
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	0	0	0	250.000	0	250.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	0	0	0	5.474.000	0	5.474.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	0	0	0	1.710.500	0	1.710.500
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	0	0	0	1.176.861	0	1.176.861
403	12	00	00	Conservación y reparaciones menores de obras	0	0	0	1.353.249	0	1.353.249
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	0	0	0	1.000.000	0	1.000.000
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	0	0	0	353.249	0	353.249
403	15	00	00	Servicios fiscales	0	0	0	51.400	0	51.400
403	15	01	00	Derechos de importación y servicios aduaneros	0	0	0	50.000	0	50.000
403	15	02	00	Tasas y otros derechos obligatorios	0	0	0	1.400	0	1.400
403	16	00	00	Servicios de diversión, esparcimiento y culturales	0	0	0	12.100.000	0	12.100.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	0	0	0	12.100.000	0	12.100.000
403	18	00	00	Impuestos indirectos	0	0	0	28.738.806	0	28.738.806
403	18	01	00	Impuesto al valor agregado	0	0	0	28.738.806	0	28.738.806
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	0	0	0	302.293	0	302.293

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	0	0	0	302.293	0	302.293
403	99	00	00	Otros servicios no personales	0	0	0	2.924.260	0	2.924.260
403	99	01	00	Otros servicios no personales	0	0	0	2.924.260	0	2.924.260
404	**00**	**00**	**00**	**Activos reales**	**0**	**0**	**0**	**103.656.873**	**0**	**103.656.873**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	0	0	0	3.023.426	0	3.023.426
404	01	01	00	Repuestos mayores	0	0	0	1.509.140	0	1.509.140
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	0	0	0	1.009.140	0	1.009.140
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	0	0	0	500.000	0	500.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	0	0	0	1.514.286	0	1.514.286
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	0	0	0	1.514.286	0	1.514.286
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	0	0	0	5.741.363	0	5.741.363
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	0	0	0	1.500.000	0	1.500.000
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	0	0	0	4.241.363	0	4.241.363
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	0	0	0	1.707.616	0	1.707.616
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	0	0	0	843.080	0	843.080
404	03	08	00	Equipos de almacén	0	0	0	150.000	0	150.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	0	0	0	714.536	0	714.536
404	04	00	00	Equipos de transporte, tracción y elevación	0	0	0	5.450.000	0	5.450.000
404	04	03	00	Equipos marítimos de transporte	0	0	0	4.700.000	0	4.700.000
404	04	05	00	Vehículos de tracción no motorizados	0	0	0	500.000	0	500.000
404	04	06	00	Equipos auxiliares de transporte	0	0	0	250.000	0	250.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	0	0	950.000	0	950.000
404	05	01	00	Equipos de telecomunicaciones	0	0	0	950.000	0	950.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	0	0	400.000	0	400.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	0	0	0	400.000	0	400.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	0	0	0	275.200	0	275.200
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	0	0	0	275.200	0	275.200
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	0	0	4.821.331	0	4.821.331
404	09	01	00	Mobiliario y equipos de oficina	0	0	0	800.000	0	800.000

RESUMEN INSTITUCIONAL

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
404	09	02	00	Equipos de computación	0	0	0	2.187.600	0	2.187.600
404	09	03	00	Mobiliario y equipos de alojamiento	0	0	0	1.833.731	0	1.833.731
404	13	00	00	Estudios y proyectos para inversión en activos fijos	0	0	0	3.522.194	0	3.522.194
404	13	01	00	Estudios y proyectos aplicables a bienes del dominio privado	0	0	0	3.522.194	0	3.522.194
404	16	00	00	Construcciones del dominio público	0	0	0	67.502.009	0	67.502.009
404	16	03	00	Construcciones de instalaciones hidráulicas	0	0	0	15.401.786	0	15.401.786
404	16	99	00	Otras construcciones del dominio público	0	0	0	52.100.223	0	52.100.223
404	99	00	00	Otros activos reales	0	0	0	10.263.734	0	10.263.734
404	99	01	00	Otros activos reales	0	0	0	10.263.734	0	10.263.734
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**0**	**0**	**14.358.440**	**0**	**14.358.440**
407	01	00	00	Transferencias y donaciones corrientes internas	0	0	0	14.358.440	0	14.358.440
407	01	03	00	Transferencias corrientes internas al sector público	0	0	0	14.358.440	0	14.358.440
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	0	0	0	14.358.440	0	14.358.440
411	**00**	**00**	**00**	**Disminución de pasivos**	**0**	**0**	**0**	**1.000.000**	**0**	**1.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	0	0	0	1.000.000	0	1.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	0	0	0	1.000.000	0	1.000.000
498	**00**	**00**	**00**	**Rectificaciones al presupuesto**	**0**	**0**	**0**	**5.736.853**	**0**	**5.736.853**
498	01	00	00	Rectificaciones al presupuesto	0	0	0	5.736.853	0	5.736.853
498	01	01	00	Rectificaciones al presupuesto	0	0	0	5.736.853	0	5.736.853
				Totales	**0**	**0**	**0**	**573.685.326**	**0**	**573.685.326**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000029000 AFIANZAMIENTO DE LOS SERVICIOS PÚBLICOS EN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

OBJETIVO DEL PROYECTO: CONTINUAR IMPLEMENTANDO PLANES DE MEJORAMIENTO Y DOTACIÓN DE SERVICIOS PÚBLICOS BÁSICOS QUE BENEFICIEN LA CALIDAD DE VIDA DE LA POBLACIÓN DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

UNIDAD DE MEDIDA: SERVICIO **META:** 3

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA, PROYECTOS Y DESARROLLO **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS - Bolívares - Recursos Ordinarios - Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios - Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	**0**	**0**	**0**	**4.221.561**	**0**	**4.221.561**
403	18	00	00	Impuestos indirectos	0	0	0	4.221.561	0	4.221.561
403	18	01	00	Impuesto al valor agregado	0	0	0	4.221.561	0	4.221.561
404	00	00	00	**Activos reales**	**0**	**0**	**0**	**34.812.690**	**0**	**34.812.690**
404	16	00	00	Construcciones del dominio público	0	0	0	32.121.437	0	32.121.437
404	16	03	00	Construcciones de instalaciones hidráulicas	0	0	0	15.401.786	0	15.401.786
404	16	99	00	Otras construcciones del dominio público	0	0	0	16.719.651	0	16.719.651
404	99	00	00	Otros activos reales	0	0	0	2.691.253	0	2.691.253
404	99	01	00	Otros activos reales	0	0	0	2.691.253	0	2.691.253
				Totales	**0**	**0**	**0**	**39.034.251**	**0**	**39.034.251**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000029000 AFIANZAMIENTO DE LOS SERVICIOS PÚBLICOS EN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

OBJETIVO DEL PROYECTO: CONTINUAR IMPLEMENTANDO PLANES DE MEJORAMIENTO Y DOTACIÓN DE SERVICIOS PÚBLICOS BÁSICOS QUE BENEFICIEN LA CALIDAD DE VIDA DE LA POBLACIÓN DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

UNIDAD DE MEDIDA: SERVICIO

META: 3

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA, PROYECTOS Y DESARROLLO

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000029000 AFIANZAMIENTO DE LOS SERVICIOS PÚBLICOS EN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

OBJETIVO DEL PROYECTO: CONTINUAR IMPLEMENTANDO PLANES DE MEJORAMIENTO Y DOTACIÓN DE SERVICIOS PÚBLICOS BÁSICOS QUE BENEFICIEN LA CALIDAD DE VIDA DE LA POBLACIÓN DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

UNIDAD DE MEDIDA: SERVICIO **META:** 3

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA, PROYECTOS Y DESARROLLO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E77000029002 CONTINUAR LA INSTALACIÓN DEL SISTEMA DE PRODUCCIÓN, ALMACENAMIENTO Y DISTRIBUCIÓN DE AGUA POTABLE PARA EL ARCHIPIÉLAGO LOS ROQUES.

UNIDAD DE MEDIDA: OBRA **META:** 4

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA Y SERVICIOS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**0**	**0**	**1.848.214**	**0**	**1.848.214**
403	18	00	00	Impuestos indirectos	0	0	0	1.848.214	0	1.848.214
403	18	01	00	Impuesto al valor agregado	0	0	0	1.848.214	0	1.848.214
404	**00**	**00**	**00**	**Activos reales**	**0**	**0**	**0**	**15.401.786**	**0**	**15.401.786**
404	16	00	00	Construcciones del dominio público	0	0	0	15.401.786	0	15.401.786
404	16	03	00	Construcciones de instalaciones hidráulicas	0	0	0	15.401.786	0	15.401.786
				Totales	**0**	**0**	**0**	**17.250.000**	**0**	**17.250.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000029000 AFIANZAMIENTO DE LOS SERVICIOS PÚBLICOS EN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

OBJETIVO DEL PROYECTO: CONTINUAR IMPLEMENTANDO PLANES DE MEJORAMIENTO Y DOTACIÓN DE SERVICIOS PÚBLICOS BÁSICOS QUE BENEFICIEN LA CALIDAD DE VIDA DE LA POBLACIÓN DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

UNIDAD DE MEDIDA: SERVICIO **META:** 3

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA, PROYECTOS Y DESARROLLO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E77000029003 CONTINUAR LA INSTALACIÓN DEL MANEJO DE AGUAS SERVIDAS PARA EL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 5

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA Y SERVICIOS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**0**	**0**	**366.989**	0	**366.989**
403	18	00	00	Impuestos indirectos	0	0	0	366.989	0	366.989
403	18	01	00	Impuesto al valor agregado	0	0	0	366.989	0	366.989
404	**00**	**00**	**00**	**Activos reales**	**0**	**0**	**0**	**2.691.253**	0	**2.691.253**
404	99	00	00	Otros activos reales	0	0	0	2.691.253	0	2.691.253
404	99	01	00	Otros activos reales	0	0	0	2.691.253	0	2.691.253
				Totales	**0**	**0**	**0**	**3.058.242**	0	**3.058.242**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000029000 AFIANZAMIENTO DE LOS SERVICIOS PÚBLICOS EN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

OBJETIVO DEL PROYECTO: CONTINUAR IMPLEMENTANDO PLANES DE MEJORAMIENTO Y DOTACIÓN DE SERVICIOS PÚBLICOS BÁSICOS QUE BENEFICIEN LA CALIDAD DE VIDA DE LA POBLACIÓN DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

UNIDAD DE MEDIDA: SERVICIO **META:** 3

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA, PROYECTOS Y DESARROLLO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E77000029004 CONTINUAR INSTALACIÓN DEL SISTEMA INTEGRADO DE GENERACIÓN ELÉCTRICA EN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

UNIDAD DE MEDIDA: INSTALACIÓN **META:** 350

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA Y SERVICIOS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	00	00	00	**Servicios no personales**	0	0	0	**2.006.358**	0	**2.006.358**
403	18	00	00	Impuestos indirectos	0	0	0	2.006.358	0	2.006.358
403	18	01	00	Impuesto al valor agregado	0	0	0	2.006.358	0	2.006.358
404	00	00	00	**Activos reales**	0	0	0	**16.719.651**	0	**16.719.651**
404	16	00	00	Construcciones del dominio público	0	0	0	16.719.651	0	16.719.651
404	16	99	00	Otras construcciones del dominio público	0	0	0	16.719.651	0	16.719.651
				Totales	0	0	0	**18.726.009**	0	**18.726.009**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000032000 MEJORAMIENTO DE LA INFRAESTRUCTURA NECESARIA PARA EL DESARROLLO INTEGRAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA

OBJETIVO DEL PROYECTO: DOTAR AL TERRITORIO INSULAR FRANCISCO DE MIRANDA DE LA INFRAESTRUCTURA NECESARIA PARA PODER ACOMETER EL PLENO DESARROLLO DEL TERRITORIO.

UNIDAD DE MEDIDA: OBRA

META: 5

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA, PROYECTOS Y DESARROLLO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS – Bolívares – Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**0**	**0**	**6.418.837**	**0**	**6.418.837**
403	18	00	00	Impuestos indirectos	0	0	0	4.744.730	0	4.744.730
403	18	01	00	Impuesto al valor agregado	0	0	0	4.744.730	0	4.744.730
403	99	00	00	Otros servicios no personales	0	0	0	1.674.107	0	1.674.107
403	99	01	00	Otros servicios no personales	0	0	0	1.674.107	0	1.674.107
404	**00**	**00**	**00**	**Activos reales**	**0**	**0**	**0**	**37.450.766**	**0**	**37.450.766**
404	13	00	00	Estudios y proyectos para inversión en activos fijos	0	0	0	3.522.194	0	3.522.194
404	13	01	00	Estudios y proyectos aplicables a bienes del dominio privado	0	0	0	3.522.194	0	3.522.194
404	16	00	00	Construcciones del dominio público	0	0	0	33.928.572	0	33.928.572
404	16	99	00	Otras construcciones del dominio público	0	0	0	33.928.572	0	33.928.572
				Totales	**0**	**0**	**0**	**43.869.603**	**0**	**43.869.603**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS E7700 - 17

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000032000 MEJORAMIENTO DE LA INFRAESTRUCTURA NECESARIA PARA EL DESARROLLO INTEGRAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA

OBJETIVO DEL PROYECTO: DOTAR AL TERRITORIO INSULAR FRANCISCO DE MIRANDA DE LA INFRAESTRUCTURA NECESARIA PARA PODER ACOMETER EL PLENO DESARROLLO DEL TERRITORIO.

UNIDAD DE MEDIDA: OBRA **META:** 5

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA, PROYECTOS Y DESARROLLO **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000032000 MEJORAMIENTO DE LA INFRAESTRUCTURA NECESARIA PARA EL DESARROLLO INTEGRAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA

OBJETIVO DEL PROYECTO: DOTAR AL TERRITORIO INSULAR FRANCISCO DE MIRANDA DE LA INFRAESTRUCTURA NECESARIA PARA PODER ACOMETER EL PLENO DESARROLLO DEL TERRITORIO.

UNIDAD DE MEDIDA: OBRA **META:** 5

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA, PROYECTOS Y DESARROLLO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E77000032001 CONSTRUIR INFRAESTRUCTURAS EN EL ESTADO VARGAS Y DISTRITO CAPITAL QUE GARANTICEN EL FLUJO LOGÍSTICO EN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 4

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA Y SERVICIOS DE TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
403	00	00	00	**Servicios no personales**	0	0	0	414.552	0	414.552
403	18	00	00	Impuestos indirectos	0	0	0	414.552	0	414.552
403	18	01	00	Impuesto al valor agregado	0	0	0	414.552	0	414.552
404	00	00	00	**Activos reales**	0	0	0	3.040.051	0	3.040.051
404	13	00	00	Estudios y proyectos para inversión en activos fijos	0	0	0	3.040.051	0	3.040.051
404	13	01	00	Estudios y proyectos aplicables a bienes del dominio privado	0	0	0	3.040.051	0	3.040.051
				Totales	0	0	0	3.454.603	0	3.454.603

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000032000 MEJORAMIENTO DE LA INFRAESTRUCTURA NECESARIA PARA EL DESARROLLO INTEGRAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA

OBJETIVO DEL PROYECTO: DOTAR AL TERRITORIO INSULAR FRANCISCO DE MIRANDA DE LA INFRAESTRUCTURA NECESARIA PARA PODER ACOMETER EL PLENO DESARROLLO DEL TERRITORIO.

UNIDAD DE MEDIDA: OBRA **META:** 5

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA, PROYECTOS Y DESARROLLO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E77000032002 CONTINUAR LA CONSTRUCCIÓN DE MUELLES Y EDIFICACIONES PARA EL TERRITORIO INSULAR FRANCISCO DE MIRANDA EN EL ARCHIPIÉLAGO DE LOS ROQUES.

UNIDAD DE MEDIDA: OBRA **META:** 1

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA Y SERVICIO DEL TERRITORIO INSULAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**0**	**0**	**5.946.428**	**0**	**5.946.428**
403	18	00	00	Impuestos indirectos	0	0	0	4.272.321	0	4.272.321
403	18	01	00	Impuesto al valor agregado	0	0	0	4.272.321	0	4.272.321
403	99	00	00	Otros servicios no personales	0	0	0	1.674.107	0	1.674.107
403	99	01	00	Otros servicios no personales	0	0	0	1.674.107	0	1.674.107
404	**00**	**00**	**00**	**Activos reales**	**0**	**0**	**0**	**33.928.572**	**0**	**33.928.572**
404	16	00	00	Construcciones del dominio público	0	0	0	33.928.572	0	33.928.572
404	16	99	00	Otras construcciones del dominio público	0	0	0	33.928.572	0	33.928.572
				Totales	**0**	**0**	**0**	**39.875.000**	**0**	**39.875.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000032000 MEJORAMIENTO DE LA INFRAESTRUCTURA NECESARIA PARA EL DESARROLLO INTEGRAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA

OBJETIVO DEL PROYECTO: DOTAR AL TERRITORIO INSULAR FRANCISCO DE MIRANDA DE LA INFRAESTRUCTURA NECESARIA PARA PODER ACOMETER EL PLENO DESARROLLO DEL TERRITORIO.

UNIDAD DE MEDIDA: OBRA **META:** 5

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA, PROYECTOS Y DESARROLLO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E77000032003 CONSTRUIR INFRAESTRUCTURAS Y EDIFCACIONES PARA EL TERRITORIO INSULAR FRANCISCO DE MIRANDA EN MORROCOY.

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 5

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA Y SERVICIOS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**0**	**0**	**4.286**	**0**	**4.286**
403	18	00	00	Impuestos indirectos	0	0	0	4.286	0	4.286
403	18	01	00	Impuesto al valor agregado	0	0	0	4.286	0	4.286
404	**00**	**00**	**00**	**Activos reales**	**0**	**0**	**0**	**35.714**	**0**	**35.714**
404	13	00	00	Estudios y proyectos para inversión en activos fijos	0	0	0	35.714	0	35.714
404	13	01	00	Estudios y proyectos aplicables a bienes del dominio privado	0	0	0	35.714	0	35.714
				Totales	**0**	**0**	**0**	**40.000**	**0**	**40.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000032000 MEJORAMIENTO DE LA INFRAESTRUCTURA NECESARIA PARA EL DESARROLLO INTEGRAL DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA

OBJETIVO DEL PROYECTO: DOTAR AL TERRITORIO INSULAR FRANCISCO DE MIRANDA DE LA INFRAESTRUCTURA NECESARIA PARA PODER ACOMETER EL PLENO DESARROLLO DEL TERRITORIO.

UNIDAD DE MEDIDA: OBRA **META:** 5

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA, PROYECTOS Y DESARROLLO **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E77000032004 CONSTRUIR COMPLEJO TURÍSTICO EN EL ARCHIPIÉLAGO LOS ROQUES, CAYO CRASQUI.

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 20

RESPONSABLE/EJECUTOR: SECRETARÍA DE INFRAESTRUCTURA Y SERVICIOS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**0**	**0**	**53.571**	0	**53.571**
403	18	00	00	Impuestos indirectos	0	0	0	53.571	0	53.571
403	18	01	00	Impuesto al valor agregado	0	0	0	53.571	0	53.571
404	**00**	**00**	**00**	**Activos reales**	**0**	**0**	**0**	**446.429**	0	**446.429**
404	13	00	00	Estudios y proyectos para inversión en activos fijos	0	0	0	446.429	0	446.429
404	13	01	00	Estudios y proyectos aplicables a bienes del dominio privado	0	0	0	446.429	0	446.429
				Totales	**0**	**0**	**0**	**500.000**	0	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000034000 MEJORAMIENTO Y CONSOLIDACION SOCIO ECONÓMICA Y CULTURAL EN LA CALIDAD DE VIDA DE LA POBLACIÓN DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA A TRAVÉS DEL SISTEMA NACIONAL DE MISIONES Y CONSTRUCCION DEL SOCIALISMO TERRITORIAL

OBJETIVO DEL PROYECTO: DESARROLLAR UNA GESTIÓN DE GOBIERNO QUE PERMITA LA PARTICIPACIÓN POPULAR Y COMUNAL PARA UN DESARROLLO INTEGRAL CONSTRUYENDO EL SOCIALISMO.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 17

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL Y PROMOCIÓN DE COMUNAS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS - Bolívares - Recursos Ordinarios - Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios - Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**0**	**0**	**5.564.227**	**0**	**5.564.227**
402	01	00	00	Productos alimenticios y agropecuarios	0	0	0	2.700.000	0	2.700.000
402	01	01	00	Alimentos y bebidas para personas	0	0	0	2.700.000	0	2.700.000
402	05	00	00	Productos de papel, cartón e impresos	0	0	0	664.227	0	664.227
402	05	03	00	Productos de papel y cartón para oficina	0	0	0	664.227	0	664.227
402	10	00	00	Productos varios y útiles diversos	0	0	0	1.200.000	0	1.200.000
402	10	02	00	Materiales y útiles de limpieza y aseo	0	0	0	200.000	0	200.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	0	0	200.000	0	200.000
402	10	08	00	Materiales para equipos de computación	0	0	0	280.000	0	280.000
402	10	99	00	Otros productos y útiles diversos	0	0	0	520.000	0	520.000
402	99	00	00	Otros materiales y suministros	0	0	0	1.000.000	0	1.000.000
402	99	01	00	Otros materiales y suministros	0	0	0	1.000.000	0	1.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**0**	**0**	**4.079.823**	**0**	**4.079.823**
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	0	0	500.000	0	500.000
403	07	03	00	Relaciones sociales	0	0	0	500.000	0	500.000
403	09	00	00	Viáticos y pasajes	0	0	0	2.508.394	0	2.508.394
403	09	01	00	Viáticos y pasajes dentro del país	0	0	0	2.508.394	0	2.508.394
403	18	00	00	Impuestos indirectos	0	0	0	1.071.429	0	1.071.429
403	18	01	00	Impuesto al valor agregado	0	0	0	1.071.429	0	1.071.429
404	**00**	**00**	**00**	**Activos reales**	**0**	**0**	**0**	**1.200.000**	**0**	**1.200.000**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	0	0	0	400.000	0	400.000
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	0	0	0	400.000	0	400.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	0	0	400.000	0	400.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	0	0	0	400.000	0	400.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	0	0	400.000	0	400.000
404	09	02	00	Equipos de computación	0	0	0	400.000	0	400.000
				Totales	**0**	**0**	**0**	**10.844.050**	**0**	**10.844.050**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

E7700 - 23

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000034000 MEJORAMIENTO Y CONSOLIDACION SOCIO ECONÓMICA Y CULTURAL EN LA CALIDAD DE VIDA DE LA POBLACIÓN DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA A TRAVÉS DEL SISTEMA NACIONAL DE MISIONES Y CONSTRUCCION DEL SOCIALISMO TERRITORIAL

OBJETIVO DEL PROYECTO: DESARROLLAR UNA GESTIÓN DE GOBIERNO QUE PERMITA LA PARTICIPACIÓN POPULAR Y COMUNAL PARA UN DESARROLLO INTEGRAL CONSTRUYENDO EL SOCIALISMO.

UNIDAD DE MEDIDA: COORDINACIÓN

META: 17

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL Y PROMOCIÓN DE COMUNAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000034000 MEJORAMIENTO Y CONSOLIDACION SOCIO ECONÓMICA Y CULTURAL EN LA CALIDAD DE VIDA DE LA POBLACIÓN DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA A TRAVÉS DEL SISTEMA NACIONAL DE MISIONES Y CONSTRUCCION DEL SOCIALISMO TERRITORIAL

OBJETIVO DEL PROYECTO: DESARROLLAR UNA GESTIÓN DE GOBIERNO QUE PERMITA LA PARTICIPACIÓN POPULAR Y COMUNAL PARA UN DESARROLLO INTEGRAL CONSTRUYENDO EL SOCIALISMO.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 17

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL Y PROMOCIÓN DE COMUNAS **PRESUPUESTO:** **2016**

ACCIÓN ESPECÍFICA: E77000034001 CONSOLIDAR EL SISTEMA NACIONAL DE MISIONES Y GRANDES MISIONES SOCIALISTAS

UNIDAD DE MEDIDA: ATENCIÓN **META:** 4.500

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL Y PROMOCIÓN DE LAS COMUNAS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	00	00	00	**Materiales, suministros y mercancías**	0	0	0	4.000.000	0	4.000.000
402	01	00	00	Productos alimenticios y agropecuarios	0	0	0	2.000.000	0	2.000.000
402	01	01	00	Alimentos y bebidas para personas	0	0	0	2.000.000	0	2.000.000
402	05	00	00	Productos de papel, cartón e impresos	0	0	0	200.000	0	200.000
402	05	03	00	Productos de papel y cartón para oficina	0	0	0	200.000	0	200.000
402	10	00	00	Productos varios y útiles diversos	0	0	0	1.200.000	0	1.200.000
402	10	02	00	Materiales y útiles de limpieza y aseo	0	0	0	200.000	0	200.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	0	0	200.000	0	200.000
402	10	08	00	Materiales para equipos de computación	0	0	0	280.000	0	280.000
402	10	99	00	Otros productos y útiles diversos	0	0	0	520.000	0	520.000
402	99	00	00	Otros materiales y suministros	0	0	0	600.000	0	600.000
402	99	01	00	Otros materiales y suministros	0	0	0	600.000	0	600.000
403	00	00	00	**Servicios no personales**	0	0	0	2.800.000	0	2.800.000
403	09	00	00	Viáticos y pasajes	0	0	0	1.942.857	0	1.942.857
403	09	01	00	Viáticos y pasajes dentro del país	0	0	0	1.942.857	0	1.942.857
403	18	00	00	Impuestos indirectos	0	0	0	857.143	0	857.143
403	18	01	00	Impuesto al valor agregado	0	0	0	857.143	0	857.143
404	00	00	00	**Activos reales**	0	0	0	1.200.000	0	1.200.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	0	0	0	400.000	0	400.000
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	0	0	0	400.000	0	400.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	0	0	0	400.000	0	400.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	0	0	0	400.000	0	400.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000034000 MEJORAMIENTO Y CONSOLIDACION SOCIO ECONÓMICA Y CULTURAL EN LA CALIDAD DE VIDA DE LA POBLACIÓN DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA A TRAVÉS DEL SISTEMA NACIONAL DE MISIONES Y CONSTRUCCION DEL SOCIALISMO TERRITORIAL

OBJETIVO DEL PROYECTO: DESARROLLAR UNA GESTIÓN DE GOBIERNO QUE PERMITA LA PARTICIPACIÓN POPULAR Y COMUNAL PARA UN DESARROLLO INTEGRAL CONSTRUYENDO EL SOCIALISMO.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 17

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL Y PROMOCIÓN DE COMUNAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E77000034001 CONSOLIDAR EL SISTEMA NACIONAL DE MISIONES Y GRANDES MISIONES SOCIALISTAS

UNIDAD DE MEDIDA: ATENCIÓN **META:** 4.500

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL Y PROMOCIÓN DE LAS COMUNAS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	0	0	400.000	0	400.000
404	09	02	00	Equipos de computación	0	0	0	400.000	0	400.000
				Totales	**0**	**0**	**0**	**8.000.000**	**0**	**8.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000034000 MEJORAMIENTO Y CONSOLIDACION SOCIO ECONÓMICA Y CULTURAL EN LA CALIDAD DE VIDA DE LA POBLACIÓN DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA A TRAVÉS DEL SISTEMA NACIONAL DE MISIONES Y CONSTRUCCION DEL SOCIALISMO TERRITORIAL

OBJETIVO DEL PROYECTO: DESARROLLAR UNA GESTIÓN DE GOBIERNO QUE PERMITA LA PARTICIPACIÓN POPULAR Y COMUNAL PARA UN DESARROLLO INTEGRAL CONSTRUYENDO EL SOCIALISMO.

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 17

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL Y PROMOCIÓN DE COMUNAS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E77000034002 CONSTRUIR EL SOCIALISMO TERRITORIAL.

UNIDAD DE MEDIDA: PROGRAMA **META:** 4

RESPONSABLE/EJECUTOR: SECRETARÍA DE GESTIÓN SOCIAL Y PROMOCIÓN DE LAS COMUNAS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	00	00	00	**Materiales, suministros y mercancías**	0	0	0	1.564.227	0	1.564.227
402	01	00	00	Productos alimenticios y agropecuarios	0	0	0	700.000	0	700.000
402	01	01	00	Alimentos y bebidas para personas	0	0	0	700.000	0	700.000
402	05	00	00	Productos de papel, cartón e impresos	0	0	0	464.227	0	464.227
402	05	03	00	Productos de papel y cartón para oficina	0	0	0	464.227	0	464.227
402	99	00	00	Otros materiales y suministros	0	0	0	400.000	0	400.000
402	99	01	00	Otros materiales y suministros	0	0	0	400.000	0	400.000
403	00	00	00	**Servicios no personales**	0	0	0	1.279.823	0	1.279.823
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	0	0	500.000	0	500.000
403	07	03	00	Relaciones sociales	0	0	0	500.000	0	500.000
403	09	00	00	Viáticos y pasajes	0	0	0	565.537	0	565.537
403	09	01	00	Viáticos y pasajes dentro del país	0	0	0	565.537	0	565.537
403	18	00	00	Impuestos indirectos	0	0	0	214.286	0	214.286
403	18	01	00	Impuesto al valor agregado	0	0	0	214.286	0	214.286
				Totales	0	0	0	2.844.050	0	2.844.050

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000037000 GARANTIZAR LOS SERVICIOS DE TRANSPORTE MARÍTIMO Y AÉREO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

OBJETIVO DEL PROYECTO: DESARROLLAR E IMPLEMENTAR LA ADQUISICIÓN, MANTENIMIENTO, CONSTRUCCIÓN Y OPERACIÓN DE EMBARCACIONES Y AERONAVES.

UNIDAD DE MEDIDA: SERVICIO **META:** 40

RESPONSABLE/EJECUTOR: SECRETARÍA DE EMBARCACIONES Y AERONAVES **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	0	0	0	2.582.810	0	2.582.810
402	01	00	00	Productos alimenticios y agropecuarios	0	0	0	363.000	0	363.000
402	01	01	00	Alimentos y bebidas para personas	0	0	0	363.000	0	363.000
402	03	00	00	Textiles y vestuarios	0	0	0	517.000	0	517.000
402	03	01	00	Textiles	0	0	0	369.000	0	369.000
402	03	02	00	Prendas de vestir	0	0	0	83.000	0	83.000
402	03	03	00	Calzados	0	0	0	65.000	0	65.000
402	04	00	00	Productos de cuero y caucho	0	0	0	321.000	0	321.000
402	04	03	00	Cauchos y tripas para vehículos	0	0	0	321.000	0	321.000
402	05	00	00	Productos de papel, cartón e impresos	0	0	0	129.000	0	129.000
402	05	02	00	Envases y cajas de papel y cartón	0	0	0	43.000	0	43.000
402	05	03	00	Productos de papel y cartón para oficina	0	0	0	26.000	0	26.000
402	05	06	00	Productos de papel y cartón para computación	0	0	0	35.000	0	35.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	0	0	0	25.000	0	25.000
402	06	00	00	Productos químicos y derivados	0	0	0	456.000	0	456.000
402	06	01	00	Sustancias químicas y de uso industrial	0	0	0	164.000	0	164.000
402	06	03	00	Tintas, pinturas y colorantes	0	0	0	257.000	0	257.000
402	06	06	00	Combustibles y lubricantes	0	0	0	35.000	0	35.000
402	08	00	00	Productos metálicos	0	0	0	332.000	0	332.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	0	0	261.000	0	261.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	0	0	0	34.000	0	34.000
402	08	10	00	Repuestos y accesorios para otros equipos	0	0	0	37.000	0	37.000
402	10	00	00	Productos varios y útiles diversos	0	0	0	451.000	0	451.000
402	10	02	00	Materiales y útiles de limpieza y aseo	0	0	0	56.000	0	56.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	0	0	33.000	0	33.000
402	10	07	00	Productos de seguridad en el trabajo	0	0	0	45.000	0	45.000
402	10	08	00	Materiales para equipos de computación	0	0	0	35.000	0	35.000
402	10	09	00	Especies timbradas y valores	0	0	0	45.000	0	45.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000037000 GARANTIZAR LOS SERVICIOS DE TRANSPORTE MARÍTIMO Y AÉREO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

OBJETIVO DEL PROYECTO: DESARROLLAR E IMPLEMENTAR LA ADQUISICIÓN, MANTENIMIENTO, CONSTRUCCIÓN Y OPERACIÓN DE EMBARCACIONES Y AERONAVES.

UNIDAD DE MEDIDA: SERVICIO **META:** 40

RESPONSABLE/EJECUTOR: SECRETARÍA DE EMBARCACIONES Y AERONAVES **PRESUPUESTO:** **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
402	10	11	00	Materiales eléctricos	0	0	0	159.000	0	159.000
402	10	12	00	Materiales para instalaciones sanitarias	0	0	0	68.000	0	68.000
402	10	13	00	Materiales fotográficos	0	0	0	10.000	0	10.000
402	99	00	00	Otros materiales y suministros	0	0	0	13.810	0	13.810
402	99	01	00	Otros materiales y suministros	0	0	0	13.810	0	13.810
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**0**	**0**	**12.184.004**	**0**	**12.184.004**
403	02	00	00	Alquileres de maquinaria y equipos	0	0	0	91.000	0	91.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	0	0	0	91.000	0	91.000
403	06	00	00	Servicios de transporte y almacenaje	0	0	0	320.000	0	320.000
403	06	01	00	Fletes y embalajes	0	0	0	220.000	0	220.000
403	06	02	00	Almacenaje	0	0	0	100.000	0	100.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	0	0	0	1.400.000	0	1.400.000
403	08	01	00	Primas y gastos de seguros	0	0	0	1.400.000	0	1.400.000
403	09	00	00	Viáticos y pasajes	0	0	0	1.953.357	0	1.953.357
403	09	01	00	Viáticos y pasajes dentro del país	0	0	0	1.610.857	0	1.610.857
403	09	02	00	Viáticos y pasajes fuera del país	0	0	0	342.500	0	342.500
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	0	0	850.000	0	850.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	0	0	450.000	0	450.000
403	10	99	00	Otros servicios profesionales y técnicos	0	0	0	400.000	0	400.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	0	0	5.211.361	0	5.211.361
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	0	0	0	3.974.000	0	3.974.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	0	0	0	860.500	0	860.500
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	0	0	0	376.861	0	376.861
403	18	00	00	Impuestos indirectos	0	0	0	2.358.286	0	2.358.286
403	18	01	00	Impuesto al valor agregado	0	0	0	2.358.286	0	2.358.286
404	**00**	**00**	**00**	**Activos reales**	**0**	**0**	**0**	**6.921.286**	**0**	**6.921.286**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	0	0	0	1.514.286	0	1.514.286

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000037000 GARANTIZAR LOS SERVICIOS DE TRANSPORTE MARÍTIMO Y AÉREO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

OBJETIVO DEL PROYECTO: DESARROLLAR E IMPLEMENTAR LA ADQUISICIÓN, MANTENIMIENTO, CONSTRUCCIÓN Y OPERACIÓN DE EMBARCACIONES Y AERONAVES.

UNIDAD DE MEDIDA: SERVICIO

META: 40

RESPONSABLE/EJECUTOR: SECRETARÍA DE EMBARCACIONES Y AERONAVES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS — Bolívares — Recursos Ordinarios — Ingresos Propios	Recursos Ordinarios — Situado Constitucional	Recursos Ordinarios — Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios — Otras Fuentes	Recursos Extraordinarios — Otras Fuentes	TOTAL
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	0	0	0	1.514.286	0	1.514.286
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	0	0	0	1.514.286	0	1.514.286
404	04	00	00	Equipos de transporte, tracción y elevación	0	0	0	4.700.000	0	4.700.000
404	04	03	00	Equipos marítimos de transporte	0	0	0	4.700.000	0	4.700.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	0	0	707.000	0	707.000
404	09	02	00	Equipos de computación	0	0	0	650.000	0	650.000
404	09	03	00	Mobiliario y equipos de alojamiento	0	0	0	57.000	0	57.000
				Totales	**0**	**0**	**0**	**21.688.100**	**0**	**21.688.100**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS E7700 - 30

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000037000 GARANTIZAR LOS SERVICIOS DE TRANSPORTE MARÍTIMO Y AÉREO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

OBJETIVO DEL PROYECTO: DESARROLLAR E IMPLEMENTAR LA ADQUISICIÓN, MANTENIMIENTO, CONSTRUCCIÓN Y OPERACIÓN DE EMBARCACIONES Y AERONAVES.

UNIDAD DE MEDIDA: SERVICIO **META:** 40

RESPONSABLE/EJECUTOR: SECRETARÍA DE EMBARCACIONES Y AERONAVES **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000037000 GARANTIZAR LOS SERVICIOS DE TRANSPORTE MARÍTIMO Y AÉREO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

OBJETIVO DEL PROYECTO: DESARROLLAR E IMPLEMENTAR LA ADQUISICIÓN, MANTENIMIENTO, CONSTRUCCIÓN Y OPERACIÓN DE EMBARCACIONES Y AERONAVES.

UNIDAD DE MEDIDA: SERVICIO **META:** 40

RESPONSABLE/EJECUTOR: SECRETARÍA DE EMBARCACIONES Y AERONAVES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E77000037001 ASEGURAR EL FUNCIONAMIENTO Y MANTENIMIENTO DE LAS EMBARCACIONES Y AERONAVES ADSCRITAS AL TERRITORIO INSULAR FANCISCO DE MIRANDA

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 18

RESPONSABLE/EJECUTOR: SECRETARÍA DE EMBARCACIONES Y AERONAVES DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**0**	**0**	**1.271.000**	**0**	**1.271.000**
402	01	00	00	Productos alimenticios y agropecuarios	0	0	0	220.000	0	220.000
402	01	01	00	Alimentos y bebidas para personas	0	0	0	220.000	0	220.000
402	03	00	00	Textiles y vestuarios	0	0	0	162.000	0	162.000
402	03	01	00	Textiles	0	0	0	124.000	0	124.000
402	03	02	00	Prendas de vestir	0	0	0	38.000	0	38.000
402	04	00	00	Productos de cuero y caucho	0	0	0	321.000	0	321.000
402	04	03	00	Cauchos y tripas para vehículos	0	0	0	321.000	0	321.000
402	05	00	00	Productos de papel, cartón e impresos	0	0	0	6.000	0	6.000
402	05	03	00	Productos de papel y cartón para oficina	0	0	0	6.000	0	6.000
402	06	00	00	Productos químicos y derivados	0	0	0	270.000	0	270.000
402	06	01	00	Sustancias químicas y de uso industrial	0	0	0	120.000	0	120.000
402	06	03	00	Tintas, pinturas y colorantes	0	0	0	115.000	0	115.000
402	06	06	00	Combustibles y lubricantes	0	0	0	35.000	0	35.000
402	08	00	00	Productos metálicos	0	0	0	87.000	0	87.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	0	0	50.000	0	50.000
402	08	10	00	Repuestos y accesorios para otros equipos	0	0	0	37.000	0	37.000
402	10	00	00	Productos varios y útiles diversos	0	0	0	205.000	0	205.000
402	10	08	00	Materiales para equipos de computación	0	0	0	35.000	0	35.000
402	10	11	00	Materiales eléctricos	0	0	0	125.000	0	125.000
402	10	12	00	Materiales para instalaciones sanitarias	0	0	0	45.000	0	45.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**0**	**0**	**4.514.714**	**0**	**4.514.714**
403	02	00	00	Alquileres de maquinaria y equipos	0	0	0	25.000	0	25.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000037000 GARANTIZAR LOS SERVICIOS DE TRANSPORTE MARÍTIMO Y AÉREO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

OBJETIVO DEL PROYECTO: DESARROLLAR E IMPLEMENTAR LA ADQUISICIÓN, MANTENIMIENTO, CONSTRUCCIÓN Y OPERACIÓN DE EMBARCACIONES Y AERONAVES.

UNIDAD DE MEDIDA: SERVICIO **META:** 40

RESPONSABLE/EJECUTOR: SECRETARÍA DE EMBARCACIONES Y AERONAVES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E77000037001 ASEGURAR EL FUNCIONAMIENTO Y MANTENIMIENTO DE LAS EMBARCACIONES Y AERONAVES ADSCRITAS AL TERRITORIO INSULAR FANCISCO DE MIRANDA

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 18

RESPONSABLE/EJECUTOR: SECRETARÍA DE EMBARCACIONES Y AERONAVES DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	0	0	0	25.000	0	25.000
403	09	00	00	Viáticos y pasajes	0	0	0	600.000	0	600.000
403	09	01	00	Viáticos y pasajes dentro del país	0	0	0	600.000	0	600.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	0	0	2.604.000	0	2.604.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	0	0	0	2.004.000	0	2.004.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	0	0	0	600.000	0	600.000
403	18	00	00	Impuestos indirectos	0	0	0	1.285.714	0	1.285.714
403	18	01	00	Impuesto al valor agregado	0	0	0	1.285.714	0	1.285.714
404	**00**	**00**	**00**	**Activos reales**	**0**	**0**	**0**	**6.214.286**	**0**	**6.214.286**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	0	0	0	1.514.286	0	1.514.286
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	0	0	0	1.514.286	0	1.514.286
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	0	0	0	1.514.286	0	1.514.286
404	04	00	00	Equipos de transporte, tracción y elevación	0	0	0	4.700.000	0	4.700.000
404	04	03	00	Equipos marítimos de transporte	0	0	0	4.700.000	0	4.700.000
				Totales	**0**	**0**	**0**	**12.000.000**	**0**	**12.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000037000 GARANTIZAR LOS SERVICIOS DE TRANSPORTE MARÍTIMO Y AÉREO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

OBJETIVO DEL PROYECTO: DESARROLLAR E IMPLEMENTAR LA ADQUISICIÓN, MANTENIMIENTO, CONSTRUCCIÓN Y OPERACIÓN DE EMBARCACIONES Y AERONAVES.

UNIDAD DE MEDIDA: SERVICIO **META:** 40

RESPONSABLE/EJECUTOR: SECRETARÍA DE EMBARCACIONES Y AERONAVES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E77000037002 IMPLEMENTAR EL ADIESTRAMIENTO, CALIFICACIÓN Y CERTIFICACIÓN DEL PERSONAL DE EMBARCACIONES Y AERONAVES.

UNIDAD DE MEDIDA: CURSO **META:** 11

RESPONSABLE/EJECUTOR: SECRETARÍA DE EMBARCACIONES Y AERONAVES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	00	00	00	**Materiales, suministros y mercancías**	0	0	0	268.810	0	268.810
402	01	00	00	Productos alimenticios y agropecuarios	0	0	0	50.000	0	50.000
402	01	01	00	Alimentos y bebidas para personas	0	0	0	50.000	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	0	0	0	50.000	0	50.000
402	05	02	00	Envases y cajas de papel y cartón	0	0	0	25.000	0	25.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	0	0	0	25.000	0	25.000
402	06	00	00	Productos químicos y derivados	0	0	0	44.000	0	44.000
402	06	01	00	Sustancias químicas y de uso industrial	0	0	0	44.000	0	44.000
402	08	00	00	Productos metálicos	0	0	0	66.000	0	66.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	0	0	66.000	0	66.000
402	10	00	00	Productos varios y útiles diversos	0	0	0	45.000	0	45.000
402	10	09	00	Especies timbradas y valores	0	0	0	45.000	0	45.000
402	99	00	00	Otros materiales y suministros	0	0	0	13.810	0	13.810
402	99	01	00	Otros materiales y suministros	0	0	0	13.810	0	13.810
403	00	00	00	**Servicios no personales**	0	0	0	2.419.290	0	2.419.290
403	06	00	00	Servicios de transporte y almacenaje	0	0	0	100.000	0	100.000
403	06	01	00	Fletes y embalajes	0	0	0	100.000	0	100.000
403	09	00	00	Viáticos y pasajes	0	0	0	419.857	0	419.857
403	09	01	00	Viáticos y pasajes dentro del país	0	0	0	419.857	0	419.857
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	0	0	850.000	0	850.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	0	0	450.000	0	450.000
403	10	99	00	Otros servicios profesionales y técnicos	0	0	0	400.000	0	400.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	0	0	726.861	0	726.861

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000037000 GARANTIZAR LOS SERVICIOS DE TRANSPORTE MARÍTIMO Y AÉREO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

OBJETIVO DEL PROYECTO: DESARROLLAR E IMPLEMENTAR LA ADQUISICIÓN, MANTENIMIENTO, CONSTRUCCIÓN Y OPERACIÓN DE EMBARCACIONES Y AERONAVES.

UNIDAD DE MEDIDA: SERVICIO **META:** 40

RESPONSABLE/EJECUTOR: SECRETARÍA DE EMBARCACIONES Y AERONAVES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E77000037002 IMPLEMENTAR EL ADIESTRAMIENTO, CALIFICACIÓN Y CERTIFICACIÓN DEL PERSONAL DE EMBARCACIONES Y AERONAVES.

UNIDAD DE MEDIDA: CURSO **META:** 11

RESPONSABLE/EJECUTOR: SECRETARÍA DE EMBARCACIONES Y AERONAVES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	0	0	0	350.000	0	350.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	0	0	0	376.861	0	376.861
403	18	00	00	Impuestos indirectos	0	0	0	322.572	0	322.572
403	18	01	00	Impuesto al valor agregado	0	0	0	322.572	0	322.572
				Totales	0	0	0	2.688.100	0	2.688.100

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000037000 GARANTIZAR LOS SERVICIOS DE TRANSPORTE MARÍTIMO Y AÉREO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

OBJETIVO DEL PROYECTO: DESARROLLAR E IMPLEMENTAR LA ADQUISICIÓN, MANTENIMIENTO, CONSTRUCCIÓN Y OPERACIÓN DE EMBARCACIONES Y AERONAVES.

UNIDAD DE MEDIDA: SERVICIO **META:** 40

RESPONSABLE/EJECUTOR: SECRETARÍA DE EMBARCACIONES Y AERONAVES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E77000037003 DESARROLLAR LA CONSTRUCCIÓN Y ADQUISICIÓN DE EMBARCACIONES Y AERONAVES.

UNIDAD DE MEDIDA: CONTRATO **META:** 7

RESPONSABLE/EJECUTOR: SECRETARÍA DE EMBARCACIONES Y AERONAVES DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**0**	**0**	**100.000**	0	**100.000**
402	01	00	00	Productos alimenticios y agropecuarios	0	0	0	50.000	0	50.000
402	01	01	00	Alimentos y bebidas para personas	0	0	0	50.000	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	0	0	0	20.000	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	0	0	0	20.000	0	20.000
402	10	00	00	Productos varios y útiles diversos	0	0	0	30.000	0	30.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	0	0	20.000	0	20.000
402	10	13	00	Materiales fotográficos	0	0	0	10.000	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**0**	**0**	**2.602.000**	0	**2.602.000**
403	06	00	00	Servicios de transporte y almacenaje	0	0	0	220.000	0	220.000
403	06	01	00	Fletes y embalajes	0	0	0	120.000	0	120.000
403	06	02	00	Almacenaje	0	0	0	100.000	0	100.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	0	0	0	1.400.000	0	1.400.000
403	08	01	00	Primas y gastos de seguros	0	0	0	1.400.000	0	1.400.000
403	09	00	00	Viáticos y pasajes	0	0	0	692.500	0	692.500
403	09	01	00	Viáticos y pasajes dentro del país	0	0	0	350.000	0	350.000
403	09	02	00	Viáticos y pasajes fuera del país	0	0	0	342.500	0	342.500
403	18	00	00	Impuestos indirectos	0	0	0	289.500	0	289.500
403	18	01	00	Impuesto al valor agregado	0	0	0	289.500	0	289.500
				Totales	**0**	**0**	**0**	**2.702.000**	0	**2.702.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000037000 GARANTIZAR LOS SERVICIOS DE TRANSPORTE MARÍTIMO Y AÉREO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

OBJETIVO DEL PROYECTO: DESARROLLAR E IMPLEMENTAR LA ADQUISICIÓN, MANTENIMIENTO, CONSTRUCCIÓN Y OPERACIÓN DE EMBARCACIONES Y AERONAVES.

UNIDAD DE MEDIDA: SERVICIO **META:** 40

RESPONSABLE/EJECUTOR: SECRETARÍA DE EMBARCACIONES Y AERONAVES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E77000037004 EFECTUAR LAS OPERACIONES Y APOYO DE TRANSPORTE DE PERSONAS Y MATERIALES CON EL USO DE EMBARCACIONES Y AERONAVES ADSCRITAS AL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

UNIDAD DE MEDIDA: APOYO **META:** 444

RESPONSABLE/EJECUTOR: SECRETARÍA DE EMBARCACIONES Y AERONAVES DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	00	00	00	**Materiales, suministros y mercancías**	0	0	0	943.000	0	943.000
402	01	00	00	Productos alimenticios y agropecuarios	0	0	0	43.000	0	43.000
402	01	01	00	Alimentos y bebidas para personas	0	0	0	43.000	0	43.000
402	03	00	00	Textiles y vestuarios	0	0	0	355.000	0	355.000
402	03	01	00	Textiles	0	0	0	245.000	0	245.000
402	03	02	00	Prendas de vestir	0	0	0	45.000	0	45.000
402	03	03	00	Calzados	0	0	0	65.000	0	65.000
402	05	00	00	Productos de papel, cartón e impresos	0	0	0	53.000	0	53.000
402	05	02	00	Envases y cajas de papel y cartón	0	0	0	18.000	0	18.000
402	05	06	00	Productos de papel y cartón para computación	0	0	0	35.000	0	35.000
402	06	00	00	Productos químicos y derivados	0	0	0	142.000	0	142.000
402	06	03	00	Tintas, pinturas y colorantes	0	0	0	142.000	0	142.000
402	08	00	00	Productos metálicos	0	0	0	179.000	0	179.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	0	0	145.000	0	145.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	0	0	0	34.000	0	34.000
402	10	00	00	Productos varios y útiles diversos	0	0	0	171.000	0	171.000
402	10	02	00	Materiales y útiles de limpieza y aseo	0	0	0	56.000	0	56.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	0	0	13.000	0	13.000
402	10	07	00	Productos de seguridad en el trabajo	0	0	0	45.000	0	45.000
402	10	11	00	Materiales eléctricos	0	0	0	34.000	0	34.000
402	10	12	00	Materiales para instalaciones sanitarias	0	0	0	23.000	0	23.000
403	00	00	00	**Servicios no personales**	0	0	0	2.648.000	0	2.648.000
403	02	00	00	Alquileres de maquinaria y equipos	0	0	0	66.000	0	66.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000037000 GARANTIZAR LOS SERVICIOS DE TRANSPORTE MARÍTIMO Y AÉREO DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

OBJETIVO DEL PROYECTO: DESARROLLAR E IMPLEMENTAR LA ADQUISICIÓN, MANTENIMIENTO, CONSTRUCCIÓN Y OPERACIÓN DE EMBARCACIONES Y AERONAVES.

UNIDAD DE MEDIDA: SERVICIO **META:** 40

RESPONSABLE/EJECUTOR: SECRETARÍA DE EMBARCACIONES Y AERONAVES **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E77000037004 EFECTUAR LAS OPERACIONES Y APOYO DE TRANSPORTE DE PERSONAS Y MATERIALES CON EL USO DE EMBARCACIONES Y AERONAVES ADSCRITAS AL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

UNIDAD DE MEDIDA: APOYO **META:** 444

RESPONSABLE/EJECUTOR: SECRETARÍA DE EMBARCACIONES Y AERONAVES DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	0	0	0	66.000	0	66.000
403	09	00	00	Viáticos y pasajes	0	0	0	241.000	0	241.000
403	09	01	00	Viáticos y pasajes dentro del país	0	0	0	241.000	0	241.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	0	0	1.880.500	0	1.880.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	0	0	0	1.620.000	0	1.620.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	0	0	0	260.500	0	260.500
403	18	00	00	Impuestos indirectos	0	0	0	460.500	0	460.500
403	18	01	00	Impuesto al valor agregado	0	0	0	460.500	0	460.500
404	**00**	**00**	**00**	**Activos reales**	**0**	**0**	**0**	**707.000**	0	**707.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	0	0	707.000	0	707.000
404	09	02	00	Equipos de computación	0	0	0	650.000	0	650.000
404	09	03	00	Mobiliario y equipos de alojamiento	0	0	0	57.000	0	57.000
				Totales	**0**	**0**	**0**	**4.298.000**	0	**4.298.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000038000 CONSERVACIÓN Y REPARACIONES MAYORES QUE GARANTICEN EL SOPORTE LOGÍSTICO Y DE INFRAESTRUCTURA EN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

OBJETIVO DEL PROYECTO: PROPORCIONAR SERVICIO DE APOYO, MANTENIMIENTO EN LAS DIFERENTES ÁREAS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 6

RESPONSABLE/EJECUTOR: SECRETARÍA DE APOYO Y SERVICIOS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	00	00	00	**Materiales, suministros y mercancías**	0	0	0	8.113.850	0	8.113.850
402	01	00	00	Productos alimenticios y agropecuarios	0	0	0	850.914	0	850.914
402	01	01	00	Alimentos y bebidas para personas	0	0	0	850.914	0	850.914
402	02	00	00	Productos de minas, canteras y yacimientos	0	0	0	100.000	0	100.000
402	02	99	00	Otros productos de minas, canteras y yacimientos	0	0	0	100.000	0	100.000
402	03	00	00	Textiles y vestuarios	0	0	0	400.000	0	400.000
402	03	99	00	Otros productos textiles y vestuarios	0	0	0	400.000	0	400.000
402	04	00	00	Productos de cuero y caucho	0	0	0	498.877	0	498.877
402	04	99	00	Otros productos de cuero y caucho	0	0	0	498.877	0	498.877
402	05	00	00	Productos de papel, cartón e impresos	0	0	0	125.000	0	125.000
402	05	03	00	Productos de papel y cartón para oficina	0	0	0	125.000	0	125.000
402	06	00	00	Productos químicos y derivados	0	0	0	40.000	0	40.000
402	06	03	00	Tintas, pinturas y colorantes	0	0	0	20.000	0	20.000
402	06	05	00	Productos de tocador	0	0	0	20.000	0	20.000
402	07	00	00	Productos minerales no metálicos	0	0	0	550.000	0	550.000
402	07	03	00	Productos de arcilla para construcción	0	0	0	550.000	0	550.000
402	08	00	00	Productos metálicos	0	0	0	500.000	0	500.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	0	0	200.000	0	200.000
402	08	99	00	Otros productos metálicos	0	0	0	300.000	0	300.000
402	09	00	00	Productos de madera	0	0	0	500.000	0	500.000
402	09	99	00	Otros productos de madera	0	0	0	500.000	0	500.000
402	10	00	00	Productos varios y útiles diversos	0	0	0	2.670.000	0	2.670.000
402	10	02	00	Materiales y útiles de limpieza y aseo	0	0	0	350.000	0	350.000
402	10	03	00	Utensilios de cocina y comedor	0	0	0	100.000	0	100.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	0	0	0	50.000	0	50.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	0	0	130.000	0	130.000
402	10	08	00	Materiales para equipos de computación	0	0	0	150.000	0	150.000
402	10	99	00	Otros productos y útiles diversos	0	0	0	1.890.000	0	1.890.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000038000 CONSERVACIÓN Y REPARACIONES MAYORES QUE GARANTICEN EL SOPORTE LOGÍSTICO Y DE INFRAESTRUCTURA EN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

OBJETIVO DEL PROYECTO: PROPORCIONAR SERVICIO DE APOYO, MANTENIMIENTO EN LAS DIFERENTES ÁREAS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 6

RESPONSABLE/EJECUTOR: SECRETARÍA DE APOYO Y SERVICIOS **PRESUPUESTO:** 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
402	99	00	00	Otros materiales y suministros	0	0	0	1.879.059	0	1.879.059
402	99	01	00	Otros materiales y suministros	0	0	0	1.879.059	0	1.879.059
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**0**	**0**	**5.880.997**	**0**	**5.880.997**
403	01	00	00	Alquileres de inmuebles	0	0	0	200.000	0	200.000
403	01	01	00	Alquileres de edificios y locales	0	0	0	200.000	0	200.000
403	06	00	00	Servicios de transporte y almacenaje	0	0	0	250.000	0	250.000
403	06	01	00	Fletes y embalajes	0	0	0	250.000	0	250.000
403	09	00	00	Viáticos y pasajes	0	0	0	341.909	0	341.909
403	09	01	00	Viáticos y pasajes dentro del país	0	0	0	341.909	0	341.909
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	0	0	450.000	0	450.000
403	10	99	00	Otros servicios profesionales y técnicos	0	0	0	450.000	0	450.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	0	0	300.000	0	300.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	0	0	0	250.000	0	250.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	0	0	0	50.000	0	50.000
403	12	00	00	Conservación y reparaciones menores de obras	0	0	0	353.249	0	353.249
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	0	0	0	353.249	0	353.249
403	15	00	00	Servicios fiscales	0	0	0	1.400	0	1.400
403	15	02	00	Tasas y otros derechos obligatorios	0	0	0	1.400	0	1.400
403	18	00	00	Impuestos indirectos	0	0	0	3.720.000	0	3.720.000
403	18	01	00	Impuesto al valor agregado	0	0	0	3.720.000	0	3.720.000
403	99	00	00	Otros servicios no personales	0	0	0	264.439	0	264.439
403	99	01	00	Otros servicios no personales	0	0	0	264.439	0	264.439
404	**00**	**00**	**00**	**Activos reales**	**0**	**0**	**0**	**18.537.302**	**0**	**18.537.302**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	0	0	0	1.509.140	0	1.509.140
404	01	01	00	Repuestos mayores	0	0	0	1.509.140	0	1.509.140
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	0	0	0	1.009.140	0	1.009.140
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	0	0	0	500.000	0	500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000038000 CONSERVACIÓN Y REPARACIONES MAYORES QUE GARANTICEN EL SOPORTE LOGÍSTICO Y DE INFRAESTRUCTURA EN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

OBJETIVO DEL PROYECTO: PROPORCIONAR SERVICIO DE APOYO, MANTENIMIENTO EN LAS DIFERENTES ÁREAS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

UNIDAD DE MEDIDA: MANTENIMIENTO

META: 6

RESPONSABLE/EJECUTOR: SECRETARÍA DE APOYO Y SERVICIOS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	0	0	0	5.341.363	0	5.341.363
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	0	0	0	1.500.000	0	1.500.000
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	0	0	0	3.841.363	0	3.841.363
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	0	0	0	1.707.616	0	1.707.616
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	0	0	0	843.080	0	843.080
404	03	08	00	Equipos de almacén	0	0	0	150.000	0	150.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	0	0	0	714.536	0	714.536
404	04	00	00	Equipos de transporte, tracción y elevación	0	0	0	250.000	0	250.000
404	04	06	00	Equipos auxiliares de transporte	0	0	0	250.000	0	250.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	0	0	0	275.200	0	275.200
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	0	0	0	275.200	0	275.200
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	0	0	1.314.331	0	1.314.331
404	09	02	00	Equipos de computación	0	0	0	337.600	0	337.600
404	09	03	00	Mobiliario y equipos de alojamiento	0	0	0	976.731	0	976.731
404	16	00	00	Construcciones del dominio público	0	0	0	1.452.000	0	1.452.000
404	16	99	00	Otras construcciones del dominio público	0	0	0	1.452.000	0	1.452.000
404	99	00	00	Otros activos reales	0	0	0	6.687.652	0	6.687.652
404	99	01	00	Otros activos reales	0	0	0	6.687.652	0	6.687.652
				Totales	0	0	0	32.532.149	0	32.532.149

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS E7700 - 41

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000038000 CONSERVACIÓN Y REPARACIONES MAYORES QUE GARANTICEN EL SOPORTE LOGÍSTICO Y DE INFRAESTRUCTURA EN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

OBJETIVO DEL PROYECTO: PROPORCIONAR SERVICIO DE APOYO, MANTENIMIENTO EN LAS DIFERENTES ÁREAS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 6

RESPONSABLE/EJECUTOR: SECRETARÍA DE APOYO Y SERVICIOS **PRESUPUESTO:** 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000038000 CONSERVACIÓN Y REPARACIONES MAYORES QUE GARANTICEN EL SOPORTE LOGÍSTICO Y DE INFRAESTRUCTURA EN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

OBJETIVO DEL PROYECTO: PROPORCIONAR SERVICIO DE APOYO, MANTENIMIENTO EN LAS DIFERENTES ÁREAS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 6

RESPONSABLE/EJECUTOR: SECRETARÍA DE APOYO Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E77000038001 PROPORCIONAR SERVICIO DE APOYO EN EL ÁREA DE MANTENIMIENTO A LAS DIFERENTES UNIDADES DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 4

RESPONSABLE/EJECUTOR: SECRETARÍA DE APOYO Y SERVICIOS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	00	00	00	**Materiales, suministros y mercancías**	0	0	0	6.137.936	0	6.137.936
402	01	00	00	Productos alimenticios y agropecuarios	0	0	0	600.000	0	600.000
402	01	01	00	Alimentos y bebidas para personas	0	0	0	600.000	0	600.000
402	03	00	00	Textiles y vestuarios	0	0	0	400.000	0	400.000
402	03	99	00	Otros productos textiles y vestuarios	0	0	0	400.000	0	400.000
402	04	00	00	Productos de cuero y caucho	0	0	0	498.877	0	498.877
402	04	99	00	Otros productos de cuero y caucho	0	0	0	498.877	0	498.877
402	05	00	00	Productos de papel, cartón e impresos	0	0	0	100.000	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	0	0	0	100.000	0	100.000
402	06	00	00	Productos químicos y derivados	0	0	0	40.000	0	40.000
402	06	03	00	Tintas, pinturas y colorantes	0	0	0	20.000	0	20.000
402	06	05	00	Productos de tocador	0	0	0	20.000	0	20.000
402	07	00	00	Productos minerales no metálicos	0	0	0	500.000	0	500.000
402	07	03	00	Productos de arcilla para construcción	0	0	0	500.000	0	500.000
402	08	00	00	Productos metálicos	0	0	0	300.000	0	300.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	0	0	100.000	0	100.000
402	08	99	00	Otros productos metálicos	0	0	0	200.000	0	200.000
402	09	00	00	Productos de madera	0	0	0	400.000	0	400.000
402	09	99	00	Otros productos de madera	0	0	0	400.000	0	400.000
402	10	00	00	Productos varios y útiles diversos	0	0	0	2.520.000	0	2.520.000
402	10	02	00	Materiales y útiles de limpieza y aseo	0	0	0	250.000	0	250.000
402	10	03	00	Utensilios de cocina y comedor	0	0	0	100.000	0	100.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	0	0	130.000	0	130.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000038000 CONSERVACIÓN Y REPARACIONES MAYORES QUE GARANTICEN EL SOPORTE LOGÍSTICO Y DE INFRAESTRUCTURA EN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

OBJETIVO DEL PROYECTO: PROPORCIONAR SERVICIO DE APOYO, MANTENIMIENTO EN LAS DIFERENTES ÁREAS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 6

RESPONSABLE/EJECUTOR: SECRETARÍA DE APOYO Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E77000038001 PROPORCIONAR SERVICIO DE APOYO EN EL ÁREA DE MANTENIMIENTO A LAS DIFERENTES UNIDADES DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 4

RESPONSABLE/EJECUTOR: SECRETARÍA DE APOYO Y SERVICIOS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	10	08	00	Materiales para equipos de computación	0	0	0	150.000	0	150.000
402	10	99	00	Otros productos y útiles diversos	0	0	0	1.890.000	0	1.890.000
402	99	00	00	Otros materiales y suministros	0	0	0	779.059	0	779.059
402	99	01	00	Otros materiales y suministros	0	0	0	779.059	0	779.059
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**0**	**0**	**4.491.909**	**0**	**4.491.909**
403	01	00	00	Alquileres de inmuebles	0	0	0	200.000	0	200.000
403	01	01	00	Alquileres de edificios y locales	0	0	0	200.000	0	200.000
403	06	00	00	Servicios de transporte y almacenaje	0	0	0	250.000	0	250.000
403	06	01	00	Fletes y embalajes	0	0	0	250.000	0	250.000
403	09	00	00	Viáticos y pasajes	0	0	0	291.909	0	291.909
403	09	01	00	Viáticos y pasajes dentro del país	0	0	0	291.909	0	291.909
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	0	0	450.000	0	450.000
403	10	99	00	Otros servicios profesionales y técnicos	0	0	0	450.000	0	450.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	0	0	300.000	0	300.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	0	0	0	250.000	0	250.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	0	0	0	50.000	0	50.000
403	12	00	00	Conservación y reparaciones menores de obras	0	0	0	353.249	0	353.249
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	0	0	0	353.249	0	353.249
403	15	00	00	Servicios fiscales	0	0	0	1.400	0	1.400
403	15	02	00	Tasas y otros derechos obligatorios	0	0	0	1.400	0	1.400
403	18	00	00	Impuestos indirectos	0	0	0	2.645.351	0	2.645.351
403	18	01	00	Impuesto al valor agregado	0	0	0	2.645.351	0	2.645.351

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000038000 CONSERVACIÓN Y REPARACIONES MAYORES QUE GARANTICEN EL SOPORTE LOGÍSTICO Y DE INFRAESTRUCTURA EN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

OBJETIVO DEL PROYECTO: PROPORCIONAR SERVICIO DE APOYO, MANTENIMIENTO EN LAS DIFERENTES ÁREAS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 6

RESPONSABLE/EJECUTOR: SECRETARÍA DE APOYO Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E77000038001 PROPORCIONAR SERVICIO DE APOYO EN EL ÁREA DE MANTENIMIENTO A LAS DIFERENTES UNIDADES DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 4

RESPONSABLE/EJECUTOR: SECRETARÍA DE APOYO Y SERVICIOS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
404	00	00	00	**Activos reales**	0	0	0	12.946.899	0	12.946.899
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	0	0	0	509.140	0	509.140
404	01	01	00	Repuestos mayores	0	0	0	509.140	0	509.140
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	0	0	0	509.140	0	509.140
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	0	0	0	4.841.363	0	4.841.363
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	0	0	0	1.000.000	0	1.000.000
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	0	0	0	3.841.363	0	3.841.363
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	0	0	0	743.080	0	743.080
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	0	0	0	743.080	0	743.080
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	0	0	0	275.200	0	275.200
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	0	0	0	275.200	0	275.200
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	0	0	1.014.331	0	1.014.331
404	09	02	00	Equipos de computación	0	0	0	137.600	0	137.600
404	09	03	00	Mobiliario y equipos de alojamiento	0	0	0	876.731	0	876.731
404	99	00	00	Otros activos reales	0	0	0	5.563.785	0	5.563.785
404	99	01	00	Otros activos reales	0	0	0	5.563.785	0	5.563.785
				Totales	0	0	0	23.576.744	0	23.576.744

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000038000 CONSERVACIÓN Y REPARACIONES MAYORES QUE GARANTICEN EL SOPORTE LOGÍSTICO Y DE INFRAESTRUCTURA EN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

OBJETIVO DEL PROYECTO: PROPORCIONAR SERVICIO DE APOYO, MANTENIMIENTO EN LAS DIFERENTES ÁREAS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 6

RESPONSABLE/EJECUTOR: SECRETARÍA DE APOYO Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E77000038002 DOTAR DE INSUMOS NECESARIOS QUE GARANTICEN EL SOPORTE LOGÍSTICO Y DE INFRAESTRUCTURA AL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 1

RESPONSABLE/EJECUTOR: SECRETARÍA DE APOYO Y SERVICIOS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**0**	**0**	**1.425.000**	**0**	**1.425.000**
402	02	00	00	Productos de minas, canteras y yacimientos	0	0	0	100.000	0	100.000
402	02	99	00	Otros productos de minas, canteras y yacimientos	0	0	0	100.000	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	0	0	0	25.000	0	25.000
402	05	03	00	Productos de papel y cartón para oficina	0	0	0	25.000	0	25.000
402	07	00	00	Productos minerales no metálicos	0	0	0	50.000	0	50.000
402	07	03	00	Productos de arcilla para construcción	0	0	0	50.000	0	50.000
402	08	00	00	Productos metálicos	0	0	0	200.000	0	200.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	0	0	100.000	0	100.000
402	08	99	00	Otros productos metálicos	0	0	0	100.000	0	100.000
402	09	00	00	Productos de madera	0	0	0	100.000	0	100.000
402	09	99	00	Otros productos de madera	0	0	0	100.000	0	100.000
402	10	00	00	Productos varios y útiles diversos	0	0	0	150.000	0	150.000
402	10	02	00	Materiales y útiles de limpieza y aseo	0	0	0	100.000	0	100.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	0	0	0	50.000	0	50.000
402	99	00	00	Otros materiales y suministros	0	0	0	800.000	0	800.000
402	99	01	00	Otros materiales y suministros	0	0	0	800.000	0	800.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**0**	**0**	**860.210**	**0**	**860.210**
403	09	00	00	Viáticos y pasajes	0	0	0	50.000	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	0	0	0	50.000	0	50.000
403	18	00	00	Impuestos indirectos	0	0	0	810.210	0	810.210
403	18	01	00	Impuesto al valor agregado	0	0	0	810.210	0	810.210
404	**00**	**00**	**00**	**Activos reales**	**0**	**0**	**0**	**4.466.536**	**0**	**4.466.536**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000038000 CONSERVACIÓN Y REPARACIONES MAYORES QUE GARANTICEN EL SOPORTE LOGÍSTICO Y DE INFRAESTRUCTURA EN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

OBJETIVO DEL PROYECTO: PROPORCIONAR SERVICIO DE APOYO, MANTENIMIENTO EN LAS DIFERENTES ÁREAS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 6

RESPONSABLE/EJECUTOR: SECRETARÍA DE APOYO Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E77000038002 DOTAR DE INSUMOS NECESARIOS QUE GARANTICEN EL SOPORTE LOGÍSTICO Y DE INFRAESTRUCTURA AL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 1

RESPONSABLE/EJECUTOR: SECRETARÍA DE APOYO Y SERVICIOS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	0	0	0	1.000.000	0	1.000.000
404	01	01	00	Repuestos mayores	0	0	0	1.000.000	0	1.000.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	0	0	0	500.000	0	500.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	0	0	0	500.000	0	500.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	0	0	0	500.000	0	500.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	0	0	0	500.000	0	500.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	0	0	0	964.536	0	964.536
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	0	0	0	100.000	0	100.000
404	03	08	00	Equipos de almacén	0	0	0	150.000	0	150.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	0	0	0	714.536	0	714.536
404	04	00	00	Equipos de transporte, tracción y elevación	0	0	0	250.000	0	250.000
404	04	06	00	Equipos auxiliares de transporte	0	0	0	250.000	0	250.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	0	0	300.000	0	300.000
404	09	02	00	Equipos de computación	0	0	0	200.000	0	200.000
404	09	03	00	Mobiliario y equipos de alojamiento	0	0	0	100.000	0	100.000
404	16	00	00	Construcciones del dominio público	0	0	0	1.452.000	0	1.452.000
404	16	99	00	Otras construcciones del dominio público	0	0	0	1.452.000	0	1.452.000
				Totales	**0**	**0**	**0**	**6.751.746**	**0**	**6.751.746**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77000038000 CONSERVACIÓN Y REPARACIONES MAYORES QUE GARANTICEN EL SOPORTE LOGÍSTICO Y DE INFRAESTRUCTURA EN EL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

OBJETIVO DEL PROYECTO: PROPORCIONAR SERVICIO DE APOYO, MANTENIMIENTO EN LAS DIFERENTES ÁREAS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA.

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 6

RESPONSABLE/EJECUTOR: SECRETARÍA DE APOYO Y SERVICIOS **PRESUPUESTO:** 2016

ACCIÓN ESPECÍFICA: E77000038003 MANTENIMIENTO DE MEDIOS DE TRANSPORTE TERRESTRE.

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 1

RESPONSABLE/EJECUTOR: SECRETARÍA DE APOYO Y SERVICIOS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares - Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**0**	**0**	**550.914**	0	**550.914**
402	01	00	00	Productos alimenticios y agropecuarios	0	0	0	250.914	0	250.914
402	01	01	00	Alimentos y bebidas para personas	0	0	0	250.914	0	250.914
402	99	00	00	Otros materiales y suministros	0	0	0	300.000	0	300.000
402	99	01	00	Otros materiales y suministros	0	0	0	300.000	0	300.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**0**	**0**	**528.878**	0	**528.878**
403	18	00	00	Impuestos indirectos	0	0	0	264.439	0	264.439
403	18	01	00	Impuesto al valor agregado	0	0	0	264.439	0	264.439
403	99	00	00	Otros servicios no personales	0	0	0	264.439	0	264.439
403	99	01	00	Otros servicios no personales	0	0	0	264.439	0	264.439
404	**00**	**00**	**00**	**Activos reales**	**0**	**0**	**0**	**1.123.867**	0	**1.123.867**
404	99	00	00	Otros activos reales	0	0	0	1.123.867	0	1.123.867
404	99	01	00	Otros activos reales	0	0	0	1.123.867	0	1.123.867
				Totales	**0**	**0**	**0**	**2.203.659**	0	**2.203.659**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77009999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 108.440

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**0**	**0**	**108.440**	**0**	**108.440**
407	01	00	00	Transferencias y donaciones corrientes internas	0	0	0	108.440	0	108.440
407	01	03	00	Transferencias corrientes internas al sector público	0	0	0	108.440	0	108.440
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	0	0	0	108.440	0	108.440
				Totales	**0**	**0**	**0**	**108.440**	**0**	**108.440**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77009999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 108.440

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**0**	**0**	**0**	**108.440**	**0**	**108.440**
407	01	00	00	Transferencias y donaciones corrientes internas	0	0	0	108.440	0	108.440
407	01	03	00	Transferencias corrientes internas al sector público	0	0	0	108.440	0	108.440
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	0	0	0	108.440	0	108.440
				- A0573 Fundación de Investigaciones Marítimas Francisco de Miranda (FUNDAMAR-MIRANDA)	0	0	0	54.220	0	54.220
				- A0586 Fundación Regional El Niño Simón,Territorio Insular Francisco de Miranda (FUNSIMIR)	0	0	0	54.220	0	54.220
				Totales	**0**	**0**	**0**	**108.440**	**0**	**108.440**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

E7700 - 50

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77009999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 108.440

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E77009999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN DE INVESTIGACIONES MARÍTIMAS FRANCISCO DE MIRANDA (FUNDAMAR-MIRANDA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 54.220

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**0**	**0**	**54.220**	**0**	**54.220**
407	01	00	00	Transferencias y donaciones corrientes internas	0	0	0	54.220	0	54.220
407	01	03	00	Transferencias corrientes internas al sector público	0	0	0	54.220	0	54.220
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	0	0	0	54.220	0	54.220
				Totales	**0**	**0**	**0**	**54.220**	**0**	**54.220**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

PROYECTO: E77009999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: TRANSFERIR A LOS ENTES LOS RECURSOS FINANCIEROS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 108.440

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E77009999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN REGIONAL EL NIÑO SIMÓN,TERRITORIO INSULAR FRANCISCO DE MIRANDA (FUNSIMIR)

UNIDAD DE MEDIDA: BOLÍVAR

META: 54.220

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
407	00	00	00	**Transferencias y donaciones**	0	0	0	54.220	0	54.220
407	01	00	00	Transferencias y donaciones corrientes internas	0	0	0	54.220	0	54.220
407	01	03	00	Transferencias corrientes internas al sector público	0	0	0	54.220	0	54.220
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	0	0	0	54.220	0	54.220
				Totales	0	0	0	54.220	0	54.220

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**0**	**0**	**290.310.263**	**0**	**290.310.263**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	0	0	40.588.399	0	40.588.399
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	0	0	0	6.016.884	0	6.016.884
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	0	0	0	7.073.781	0	7.073.781
401	01	18	00	Remuneraciones al personal contratado	0	0	0	22.054.717	0	22.054.717
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	0	0	0	19.894.717	0	19.894.717
401	01	18	02	Remuneraciones por honorarios profesionales	0	0	0	2.160.000	0	2.160.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	0	0	0	115.778	0	115.778
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	251.239	0	251.239
401	01	99	00	Otras retribuciones	0	0	0	5.076.000	0	5.076.000
401	03	00	00	Primas	0	0	0	43.809.548	0	43.809.548
401	03	01	00	Primas por mérito a empleados	0	0	0	34.864	0	34.864
401	03	02	00	Primas de transporte a empleados	0	0	0	108.000	0	108.000
401	03	03	00	Primas por hogar a empleados	0	0	0	269.184	0	269.184
401	03	04	00	Primas por hijos a empleados	0	0	0	90.720	0	90.720
401	03	08	00	Primas de profesionalización a empleados	0	0	0	740.584	0	740.584
401	03	09	00	Primas por antigüedad a empleados	0	0	0	552.420	0	552.420
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	0	0	0	2.419.200	0	2.419.200
401	03	16	00	Primas por mérito a obreros	0	0	0	884.223	0	884.223
401	03	17	00	Primas de transporte a obreros	0	0	0	604.800	0	604.800
401	03	18	00	Primas por hogar a obreros	0	0	0	972.537	0	972.537
401	03	19	00	Primas por hijos de obreros	0	0	0	421.200	0	421.200
401	03	21	00	Primas por antigüedad a obreros	0	0	0	1.903.919	0	1.903.919
401	03	22	00	Primas de profesionalización a obreros	0	0	0	499.338	0	499.338
401	03	37	00	Primas de transporte al personal contratado	0	0	0	1.587.600	0	1.587.600
401	03	38	00	Primas por hogar al personal contratado	0	0	0	2.552.909	0	2.552.909
401	03	39	00	Primas por hijos al personal contratado	0	0	0	1.231.200	0	1.231.200
401	03	40	00	Primas de profesionalización al personal contratado	0	0	0	1.933.555	0	1.933.555
401	03	41	00	Primas por antigüedad al personal contratado	0	0	0	6.608.006	0	6.608.006
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	254.121	0	254.121
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de	0	0	0	135.540	0	135.540

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
				elección popular						
401	03	96	00	Otras primas al personal contratado	0	0	0	7.642.616	0	7.642.616
401	03	97	00	Otras primas a empleados	0	0	0	10.478.052	0	10.478.052
401	03	98	00	Otras primas a obreros	0	0	0	1.884.960	0	1.884.960
401	04	00	00	Complementos de sueldos y salarios	0	0	0	21.406.141	0	21.406.141
401	04	06	00	Complemento a empleados por comisión de servicios	0	0	0	1.033.200	0	1.033.200
401	04	08	00	Bono compensatorio de alimentación a empleados	0	0	0	2.721.600	0	2.721.600
401	04	18	00	Bono compensatorio de alimentación a obreros	0	0	0	3.402.000	0	3.402.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	0	0	0	8.930.250	0	8.930.250
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	60.750	0	60.750
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	0	0	0	576.000	0	576.000
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	0	0	0	135.461	0	135.461
401	04	96	00	Otros complementos a empleados	0	0	0	2.697.920	0	2.697.920
401	04	98	00	Otros complementos al personal contratado	0	0	0	1.848.960	0	1.848.960
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	0	0	0	47.129.267	0	47.129.267
401	05	01	00	Aguinaldos a empleados	0	0	0	7.650.565	0	7.650.565
401	05	03	00	Bono vacacional a empleados	0	0	0	4.645.345	0	4.645.345
401	05	04	00	Aguinaldos a obreros	0	0	0	5.217.920	0	5.217.920
401	05	06	00	Bono vacacional a obreros	0	0	0	3.188.729	0	3.188.729
401	05	07	00	Aguinaldos al personal contratado	0	0	0	16.125.056	0	16.125.056
401	05	08	00	Bono vacacional al personal contratado	0	0	0	9.854.201	0	9.854.201
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	277.728	0	277.728
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	169.723	0	169.723
401	06	00	00	Aportes patronales y legales	0	0	0	70.167.590	0	70.167.590
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	0	0	0	1.598.569	0	1.598.569
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	0	0	0	419.220	0	419.220
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	0	0	0	352.661	0	352.661
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	0	0	0	1.027.261	0	1.027.261
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	0	0	0	1.587.502	0	1.587.502
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	0	0	0	412.750	0	412.750

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares - Recursos Ordinarios - Ingresos Propios	Recursos Ordinarios - Situado Constitucional	Recursos Ordinarios - Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios - Otras Fuentes	Recursos Extraordinarios - Otras Fuentes	TOTAL
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	0	0	0	317.500	0	317.500
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	0	0	0	606.755	0	606.755
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	0	0	0	2.175.030	0	2.175.030
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	0	0	0	59.206.247	0	59.206.247
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	0	0	0	836.945	0	836.945
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	66.462	0	66.462
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	17.280	0	17.280
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	25.287	0	25.287
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	13.292	0	13.292
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	46.311	0	46.311
401	06	95	00	Otros aportes legales por personal contratado	0	0	0	1.088.028	0	1.088.028
401	06	96	00	Otros aportes legales por empleados	0	0	0	370.490	0	370.490
401	07	00	00	Asistencia socio-económica	0	0	0	37.567.267	0	37.567.267
401	07	01	00	Capacitación y adiestramiento a empleados	0	0	0	20.700	0	20.700
401	07	02	00	Becas a empleados	0	0	0	21.600	0	21.600
401	07	03	00	Ayudas por matrimonio a empleados	0	0	0	43.200	0	43.200
401	07	04	00	Ayudas por nacimiento de hijos a empleados	0	0	0	54.000	0	54.000
401	07	05	00	Ayudas por defunción a empleados	0	0	0	90.000	0	90.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	0	0	0	405.000	0	405.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	0	0	0	4.016.760	0	4.016.760
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	0	0	0	2.430.000	0	2.430.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	0	0	0	9.000	0	9.000
401	07	10	00	Dotación de uniformes a empleados	0	0	0	1.999.532	0	1.999.532
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	0	0	0	92.622	0	92.622
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	0	0	0	29.700	0	29.700
401	07	17	00	Capacitación y adiestramiento a obreros	0	0	0	54.000	0	54.000
401	07	18	00	Becas a obreros	0	0	0	343.440	0	343.440
401	07	19	00	Ayudas por matrimonio de obreros	0	0	0	54.000	0	54.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	0	0	0	86.400	0	86.400

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
401	07	21	00	Ayudas por defunción a obreros	0	0	0	54.000	0	54.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	0	0	0	129.600	0	129.600
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	0	0	0	1.209.240	0	1.209.240
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	0	0	0	3.360.000	0	3.360.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	0	0	0	270.000	0	270.000
401	07	26	00	Dotación de uniformes a obreros	0	0	0	4.000.000	0	4.000.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	0	0	0	1.204.093	0	1.204.093
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	0	0	0	102.600	0	102.600
401	07	52	00	Capacitación y adiestramiento a altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	9.000	0	9.000
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	10.800	0	10.800
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	10.800	0	10.800
401	07	55	00	Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	18.000	0	18.000
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	32.400	0	32.400
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	58.752	0	58.752
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	60.000	0	60.000
401	07	74	00	Capacitación y adiestramiento al personal contratado	0	0	0	270.000	0	270.000
401	07	75	00	Becas al personal contratado	0	0	0	1.108.080	0	1.108.080
401	07	76	00	Ayudas por matrimonio al personal contratado	0	0	0	54.000	0	54.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	0	0	0	108.000	0	108.000
401	07	78	00	Ayudas por defunción al personal contratado	0	0	0	54.000	0	54.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	0	0	0	405.000	0	405.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	0	0	0	428.400	0	428.400
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	0	0	0	5.400.000	0	5.400.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	0	0	0	360.000	0	360.000
401	07	83	00	Dotación de uniformes al personal contratado	0	0	0	3.000.000	0	3.000.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	0	0	0	3.565.968	0	3.565.968
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	0	0	0	297.000	0	297.000

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares - Recursos Ordinarios - Ingresos Propios	Recursos Ordinarios - Situado Constitucional	Recursos Ordinarios - Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios - Otras Fuentes	Recursos Extraordinarios - Otras Fuentes	TOTAL
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	70.920	0	70.920
401	07	96	00	Otras subvenciones a empleados	0	0	0	552.060	0	552.060
401	07	97	00	Otras subvenciones a obreros	0	0	0	936.000	0	936.000
401	07	99	00	Otras subvenciones al personal contratado	0	0	0	678.600	0	678.600
401	08	00	00	Prestaciones sociales e indemnizaciones	0	0	0	20.927.786	0	20.927.786
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	0	0	0	9.201.493	0	9.201.493
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	0	0	0	3.478.613	0	3.478.613
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	0	0	0	8.062.528	0	8.062.528
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	185.152	0	185.152
401	94	00	00	Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	183.840	0	183.840
401	94	01	00	Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	183.840	0	183.840
401	96	00	00	Otros gastos del personal empleado	0	0	0	6.386.180	0	6.386.180
401	96	01	00	Otros gastos del personal empleado	0	0	0	6.386.180	0	6.386.180
401	97	00	00	Otros gastos del personal obrero	0	0	0	2.144.245	0	2.144.245
401	97	01	00	Otros gastos del personal obrero	0	0	0	2.144.245	0	2.144.245
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**0**	**0**	**15.418.807**	**0**	**15.418.807**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	0	0	800.000	0	800.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	0	0	800.000	0	800.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	0	0	0	11.100.000	0	11.100.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	0	0	0	11.100.000	0	11.100.000
403	18	00	00	Impuestos indirectos	0	0	0	3.216.514	0	3.216.514
403	18	01	00	Impuesto al valor agregado	0	0	0	3.216.514	0	3.216.514
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	0	0	0	302.293	0	302.293
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	0	0	0	302.293	0	302.293
				Totales	**0**	**0**	**0**	**305.729.070**	**0**	**305.729.070**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS E7700 - 57

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E77000001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS — Bolívares — Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	0	0	0	290.310.263	0	290.310.263
401	01	00	00	Sueldos, salarios y otras retribuciones	0	0	0	40.588.399	0	40.588.399
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	0	0	0	6.016.884	0	6.016.884
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	0	0	0	7.073.781	0	7.073.781
401	01	18	00	Remuneraciones al personal contratado	0	0	0	22.054.717	0	22.054.717
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	0	0	0	19.894.717	0	19.894.717
401	01	18	02	Remuneraciones por honorarios profesionales	0	0	0	2.160.000	0	2.160.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	0	0	0	115.778	0	115.778
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	251.239	0	251.239
401	01	99	00	Otras retribuciones	0	0	0	5.076.000	0	5.076.000
401	03	00	00	Primas	0	0	0	43.809.548	0	43.809.548
401	03	01	00	Primas por mérito a empleados	0	0	0	34.864	0	34.864
401	03	02	00	Primas de transporte a empleados	0	0	0	108.000	0	108.000
401	03	03	00	Primas por hogar a empleados	0	0	0	269.184	0	269.184
401	03	04	00	Primas por hijos a empleados	0	0	0	90.720	0	90.720
401	03	08	00	Primas de profesionalización a empleados	0	0	0	740.584	0	740.584
401	03	09	00	Primas por antigüedad a empleados	0	0	0	552.420	0	552.420
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	0	0	0	2.419.200	0	2.419.200
401	03	16	00	Primas por mérito a obreros	0	0	0	884.223	0	884.223
401	03	17	00	Primas de transporte a obreros	0	0	0	604.800	0	604.800
401	03	18	00	Primas por hogar a obreros	0	0	0	972.537	0	972.537
401	03	19	00	Primas por hijos de obreros	0	0	0	421.200	0	421.200
401	03	21	00	Primas por antigüedad a obreros	0	0	0	1.903.919	0	1.903.919
401	03	22	00	Primas de profesionalización a obreros	0	0	0	499.338	0	499.338
401	03	37	00	Primas de transporte al personal contratado	0	0	0	1.587.600	0	1.587.600
401	03	38	00	Primas por hogar al personal contratado	0	0	0	2.552.909	0	2.552.909

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E77000001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
401	03	39	00	Primas por hijos al personal contratado	0	0	0	1.231.200	0	1.231.200
401	03	40	00	Primas de profesionalización al personal contratado	0	0	0	1.933.555	0	1.933.555
401	03	41	00	Primas por antigüedad al personal contratado	0	0	0	6.608.006	0	6.608.006
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	254.121	0	254.121
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	135.540	0	135.540
401	03	96	00	Otras primas al personal contratado	0	0	0	7.642.616	0	7.642.616
401	03	97	00	Otras primas a empleados	0	0	0	10.478.052	0	10.478.052
401	03	98	00	Otras primas a obreros	0	0	0	1.884.960	0	1.884.960
401	04	00	00	Complementos de sueldos y salarios	0	0	0	21.406.141	0	21.406.141
401	04	06	00	Complemento a empleados por comisión de servicios	0	0	0	1.033.200	0	1.033.200
401	04	08	00	Bono compensatorio de alimentación a empleados	0	0	0	2.721.600	0	2.721.600
401	04	18	00	Bono compensatorio de alimentación a obreros	0	0	0	3.402.000	0	3.402.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	0	0	0	8.930.250	0	8.930.250
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	60.750	0	60.750
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	0	0	0	576.000	0	576.000
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	0	0	0	135.461	0	135.461
401	04	96	00	Otros complementos a empleados	0	0	0	2.697.920	0	2.697.920
401	04	98	00	Otros complementos al personal contratado	0	0	0	1.848.960	0	1.848.960
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	0	0	0	47.129.267	0	47.129.267
401	05	01	00	Aguinaldos a empleados	0	0	0	7.650.565	0	7.650.565
401	05	03	00	Bono vacacional a empleados	0	0	0	4.645.345	0	4.645.345
401	05	04	00	Aguinaldos a obreros	0	0	0	5.217.920	0	5.217.920
401	05	06	00	Bono vacacional a obreros	0	0	0	3.188.729	0	3.188.729
401	05	07	00	Aguinaldos al personal contratado	0	0	0	16.125.056	0	16.125.056
401	05	08	00	Bono vacacional al personal contratado	0	0	0	9.854.201	0	9.854.201

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E77000001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	277.728	0	277.728
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	169.723	0	169.723
401	06	00	00	Aportes patronales y legales	0	0	0	70.167.590	0	70.167.590
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	0	0	0	1.598.569	0	1.598.569
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	0	0	0	419.220	0	419.220
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	0	0	0	352.661	0	352.661
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	0	0	0	1.027.261	0	1.027.261
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	0	0	0	1.587.502	0	1.587.502
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	0	0	0	412.750	0	412.750
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	0	0	0	317.500	0	317.500
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	0	0	0	606.755	0	606.755
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	0	0	0	2.175.030	0	2.175.030
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	0	0	0	59.206.247	0	59.206.247
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	0	0	0	836.945	0	836.945
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	66.462	0	66.462
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	17.280	0	17.280
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	25.287	0	25.287
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	13.292	0	13.292
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	46.311	0	46.311
401	06	95	00	Otros aportes legales por personal contratado	0	0	0	1.088.028	0	1.088.028
401	06	96	00	Otros aportes legales por empleados	0	0	0	370.490	0	370.490
401	07	00	00	Asistencia socio-económica	0	0	0	37.567.267	0	37.567.267
401	07	01	00	Capacitación y adiestramiento a empleados	0	0	0	20.700	0	20.700
401	07	02	00	Becas a empleados	0	0	0	21.600	0	21.600

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E77000001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
401	07	03	00	Ayudas por matrimonio a empleados	0	0	0	43.200	0	43.200
401	07	04	00	Ayudas por nacimiento de hijos a empleados	0	0	0	54.000	0	54.000
401	07	05	00	Ayudas por defunción a empleados	0	0	0	90.000	0	90.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	0	0	0	405.000	0	405.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	0	0	0	4.016.760	0	4.016.760
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	0	0	0	2.430.000	0	2.430.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	0	0	0	9.000	0	9.000
401	07	10	00	Dotación de uniformes a empleados	0	0	0	1.999.532	0	1.999.532
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	0	0	0	92.622	0	92.622
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	0	0	0	29.700	0	29.700
401	07	17	00	Capacitación y adiestramiento a obreros	0	0	0	54.000	0	54.000
401	07	18	00	Becas a obreros	0	0	0	343.440	0	343.440
401	07	19	00	Ayudas por matrimonio de obreros	0	0	0	54.000	0	54.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	0	0	0	86.400	0	86.400
401	07	21	00	Ayudas por defunción a obreros	0	0	0	54.000	0	54.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	0	0	0	129.600	0	129.600
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	0	0	0	1.209.240	0	1.209.240
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	0	0	0	3.360.000	0	3.360.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	0	0	0	270.000	0	270.000
401	07	26	00	Dotación de uniformes a obreros	0	0	0	4.000.000	0	4.000.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	0	0	0	1.204.093	0	1.204.093
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	0	0	0	102.600	0	102.600
401	07	52	00	Capacitación y adiestramiento a altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	9.000	0	9.000
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	10.800	0	10.800
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder	0	0	0	10.800	0	10.800

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E77000001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
				público y de elección popular						
401	07	55	00	Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	18.000	0	18.000
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	32.400	0	32.400
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	58.752	0	58.752
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	60.000	0	60.000
401	07	74	00	Capacitación y adiestramiento al personal contratado	0	0	0	270.000	0	270.000
401	07	75	00	Becas al personal contratado	0	0	0	1.108.080	0	1.108.080
401	07	76	00	Ayudas por matrimonio al personal contratado	0	0	0	54.000	0	54.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	0	0	0	108.000	0	108.000
401	07	78	00	Ayudas por defunción al personal contratado	0	0	0	54.000	0	54.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	0	0	0	405.000	0	405.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	0	0	0	428.400	0	428.400
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	0	0	0	5.400.000	0	5.400.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	0	0	0	360.000	0	360.000
401	07	83	00	Dotación de uniformes al personal contratado	0	0	0	3.000.000	0	3.000.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	0	0	0	3.565.968	0	3.565.968
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	0	0	0	297.000	0	297.000
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	70.920	0	70.920
401	07	96	00	Otras subvenciones a empleados	0	0	0	552.060	0	552.060
401	07	97	00	Otras subvenciones a obreros	0	0	0	936.000	0	936.000
401	07	99	00	Otras subvenciones al personal contratado	0	0	0	678.600	0	678.600
401	08	00	00	Prestaciones sociales e indemnizaciones	0	0	0	20.927.786	0	20.927.786
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	0	0	0	9.201.493	0	9.201.493
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	0	0	0	3.478.613	0	3.478.613

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E77000001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES Y TRABAJADORAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares — Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	0	0	0	8.062.528	0	8.062.528
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	185.152	0	185.152
401	94	00	00	Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	183.840	0	183.840
401	94	01	00	Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular	0	0	0	183.840	0	183.840
401	96	00	00	Otros gastos del personal empleado	0	0	0	6.386.180	0	6.386.180
401	96	01	00	Otros gastos del personal empleado	0	0	0	6.386.180	0	6.386.180
401	97	00	00	Otros gastos del personal obrero	0	0	0	2.144.245	0	2.144.245
401	97	01	00	Otros gastos del personal obrero	0	0	0	2.144.245	0	2.144.245
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**0**	**0**	**15.418.807**	**0**	**15.418.807**
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	0	0	800.000	0	800.000
403	10	07	00	Servicios de capacitación y adiestramiento	0	0	0	800.000	0	800.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	0	0	0	11.100.000	0	11.100.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	0	0	0	11.100.000	0	11.100.000
403	18	00	00	Impuestos indirectos	0	0	0	3.216.514	0	3.216.514
403	18	01	00	Impuesto al valor agregado	0	0	0	3.216.514	0	3.216.514
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	0	0	0	302.293	0	302.293
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	0	0	0	302.293	0	302.293
				Totales	**0**	**0**	**0**	**305.729.070**	**0**	**305.729.070**

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
402	00	00	00	**Materiales, suministros y mercancías**	0	0	0	55.699.916	0	55.699.916
402	01	00	00	Productos alimenticios y agropecuarios	0	0	0	7.799.916	0	7.799.916
402	01	01	00	Alimentos y bebidas para personas	0	0	0	7.499.916	0	7.499.916
402	01	02	00	Alimentos para animales	0	0	0	300.000	0	300.000
402	03	00	00	Textiles y vestuarios	0	0	0	3.700.000	0	3.700.000
402	03	01	00	Textiles	0	0	0	1.500.000	0	1.500.000
402	03	02	00	Prendas de vestir	0	0	0	2.200.000	0	2.200.000
402	04	00	00	Productos de cuero y caucho	0	0	0	4.500.000	0	4.500.000
402	04	03	00	Cauchos y tripas para vehículos	0	0	0	4.500.000	0	4.500.000
402	05	00	00	Productos de papel, cartón e impresos	0	0	0	9.500.000	0	9.500.000
402	05	01	00	Pulpa de madera, papel y cartón	0	0	0	3.000.000	0	3.000.000
402	05	03	00	Productos de papel y cartón para oficina	0	0	0	5.700.000	0	5.700.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	0	0	0	800.000	0	800.000
402	06	00	00	Productos químicos y derivados	0	0	0	8.800.000	0	8.800.000
402	06	03	00	Tintas, pinturas y colorantes	0	0	0	6.500.000	0	6.500.000
402	06	06	00	Combustibles y lubricantes	0	0	0	800.000	0	800.000
402	06	08	00	Productos plásticos	0	0	0	1.500.000	0	1.500.000
402	07	00	00	Productos minerales no metálicos	0	0	0	1.600.000	0	1.600.000
402	07	03	00	Productos de arcilla para construcción	0	0	0	800.000	0	800.000
402	07	04	00	Cemento, cal y yeso	0	0	0	800.000	0	800.000
402	08	00	00	Productos metálicos	0	0	0	3.000.000	0	3.000.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	0	0	2.000.000	0	2.000.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	0	0	0	1.000.000	0	1.000.000
402	10	00	00	Productos varios y útiles diversos	0	0	0	16.300.000	0	16.300.000
402	10	01	00	Artículos de deporte, recreación y juguetes	0	0	0	800.000	0	800.000
402	10	02	00	Materiales y útiles de limpieza y aseo	0	0	0	5.000.000	0	5.000.000
402	10	03	00	Utensilios de cocina y comedor	0	0	0	1.500.000	0	1.500.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	0	0	1.500.000	0	1.500.000
402	10	06	00	Condecoraciones, ofrendas y similares	0	0	0	1.000.000	0	1.000.000
402	10	08	00	Materiales para equipos de computación	0	0	0	1.000.000	0	1.000.000
402	10	11	00	Materiales eléctricos	0	0	0	4.000.000	0	4.000.000
402	10	12	00	Materiales para instalaciones sanitarias	0	0	0	1.500.000	0	1.500.000

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
402	99	00	00	Otros materiales y suministros	0	0	0	500.000	0	500.000
402	99	01	00	Otros materiales y suministros	0	0	0	500.000	0	500.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**0**	**0**	**38.458.065**	**0**	**38.458.065**
403	01	00	00	Alquileres de inmuebles	0	0	0	600.000	0	600.000
403	01	01	00	Alquileres de edificios y locales	0	0	0	600.000	0	600.000
403	02	00	00	Alquileres de maquinaria y equipos	0	0	0	1.500.000	0	1.500.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	0	0	0	1.500.000	0	1.500.000
403	04	00	00	Servicios básicos	0	0	0	5.250.000	0	5.250.000
403	04	01	00	Electricidad	0	0	0	150.000	0	150.000
403	04	04	00	Teléfonos	0	0	0	150.000	0	150.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	0	0	0	150.000	0	150.000
403	04	05	00	Servicio de comunicaciones	0	0	0	2.800.000	0	2.800.000
403	04	06	00	Servicio de aseo urbano y domiciliario	0	0	0	150.000	0	150.000
403	04	07	00	Servicio de condominio	0	0	0	2.000.000	0	2.000.000
403	06	00	00	Servicios de transporte y almacenaje	0	0	0	900.000	0	900.000
403	06	01	00	Fletes y embalajes	0	0	0	800.000	0	800.000
403	06	03	00	Estacionamiento	0	0	0	100.000	0	100.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	0	0	1.600.000	0	1.600.000
403	07	01	00	Publicidad y propaganda	0	0	0	100.000	0	100.000
403	07	02	00	Imprenta y reproducción	0	0	0	500.000	0	500.000
403	07	03	00	Relaciones sociales	0	0	0	1.000.000	0	1.000.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	0	0	0	1.050.000	0	1.050.000
403	08	01	00	Primas y gastos de seguros	0	0	0	800.000	0	800.000
403	08	02	00	Comisiones y gastos bancarios	0	0	0	150.000	0	150.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	0	0	0	100.000	0	100.000
403	09	00	00	Viáticos y pasajes	0	0	0	10.316.065	0	10.316.065
403	09	01	00	Viáticos y pasajes dentro del país	0	0	0	10.316.065	0	10.316.065
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	0	0	1.700.000	0	1.700.000
403	10	02	00	Servicios de contabilidad y auditoría	0	0	0	700.000	0	700.000
403	10	99	00	Otros servicios profesionales y técnicos	0	0	0	1.000.000	0	1.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	0	0	3.100.000	0	3.100.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y	0	0	0	1.500.000	0	1.500.000

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA ACCIÓN CENTRALIZADA: E77000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
				elevación						
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	0	0	0	800.000	0	800.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	0	0	0	800.000	0	800.000
403	12	00	00	Conservación y reparaciones menores de obras	0	0	0	1.000.000	0	1.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	0	0	0	1.000.000	0	1.000.000
403	15	00	00	Servicios fiscales	0	0	0	50.000	0	50.000
403	15	01	00	Derechos de importación y servicios aduaneros	0	0	0	50.000	0	50.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	0	0	0	1.000.000	0	1.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	0	0	0	1.000.000	0	1.000.000
403	18	00	00	Impuestos indirectos	0	0	0	9.406.286	0	9.406.286
403	18	01	00	Impuesto al valor agregado	0	0	0	9.406.286	0	9.406.286
403	99	00	00	Otros servicios no personales	0	0	0	985.714	0	985.714
403	99	01	00	Otros servicios no personales	0	0	0	985.714	0	985.714
404	**00**	**00**	**00**	**Activos reales**	**0**	**0**	**0**	**4.734.829**	**0**	**4.734.829**
404	04	00	00	Equipos de transporte, tracción y elevación	0	0	0	500.000	0	500.000
404	04	05	00	Vehículos de tracción no motorizados	0	0	0	500.000	0	500.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	0	0	950.000	0	950.000
404	05	01	00	Equipos de telecomunicaciones	0	0	0	950.000	0	950.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	0	0	2.400.000	0	2.400.000
404	09	01	00	Mobiliario y equipos de oficina	0	0	0	800.000	0	800.000
404	09	02	00	Equipos de computación	0	0	0	800.000	0	800.000
404	09	03	00	Mobiliario y equipos de alojamiento	0	0	0	800.000	0	800.000
404	99	00	00	Otros activos reales	0	0	0	884.829	0	884.829
404	99	01	00	Otros activos reales	0	0	0	884.829	0	884.829
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**0**	**0**	**14.250.000**	**0**	**14.250.000**
407	01	00	00	Transferencias y donaciones corrientes internas	0	0	0	14.250.000	0	14.250.000
407	01	03	00	Transferencias corrientes internas al sector público	0	0	0	14.250.000	0	14.250.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	0	0	0	14.250.000	0	14.250.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**0**	**0**	**0**	**1.000.000**	**0**	**1.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	0	0	0	1.000.000	0	1.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	0	0	0	1.000.000	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares – Recursos Ordinarios: Ingresos Propios	Recursos Ordinarios: Situado Constitucional	Recursos Ordinarios: Cons. Fed. Gob. Fond. Comp. Intert.	Recursos Ordinarios: Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
498	00	00	00	**Rectificaciones al presupuesto**	0	0	0	5.736.853	0	5.736.853
498	01	00	00	Rectificaciones al presupuesto	0	0	0	5.736.853	0	5.736.853
498	01	01	00	Rectificaciones al presupuesto	0	0	0	5.736.853	0	5.736.853
				Totales	0	0	0	119.879.663	0	119.879.663

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Recursos Ordinarios				Recursos Extraordinarios	TOTAL
					Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Otras Fuentes	
407	00	00	00	Transferencias y donaciones	0	0	0	14.250.000	0	14.250.000
407	01	00	00	Transferencias y donaciones corrientes internas	0	0	0	14.250.000	0	14.250.000
407	01	03	00	Transferencias corrientes internas al sector público	0	0	0	14.250.000	0	14.250.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	0	0	0	14.250.000	0	14.250.000
				- A0573 Fundación de Investigaciones Marítimas Francisco de Miranda (FUNDAMAR-MIRANDA)	0	0	0	10.000.000	0	10.000.000
				- A0586 Fundación Regional El Niño Simón,Territorio Insular Francisco de Miranda (FUNSIMIR)	0	0	0	4.250.000	0	4.250.000
				Totales	0	0	0	14.250.000	0	14.250.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E77000002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**0**	**0**	**0**	**55.699.916**	**0**	**55.699.916**
402	01	00	00	Productos alimenticios y agropecuarios	0	0	0	7.799.916	0	7.799.916
402	01	01	00	Alimentos y bebidas para personas	0	0	0	7.499.916	0	7.499.916
402	01	02	00	Alimentos para animales	0	0	0	300.000	0	300.000
402	03	00	00	Textiles y vestuarios	0	0	0	3.700.000	0	3.700.000
402	03	01	00	Textiles	0	0	0	1.500.000	0	1.500.000
402	03	02	00	Prendas de vestir	0	0	0	2.200.000	0	2.200.000
402	04	00	00	Productos de cuero y caucho	0	0	0	4.500.000	0	4.500.000
402	04	03	00	Cauchos y tripas para vehículos	0	0	0	4.500.000	0	4.500.000
402	05	00	00	Productos de papel, cartón e impresos	0	0	0	9.500.000	0	9.500.000
402	05	01	00	Pulpa de madera, papel y cartón	0	0	0	3.000.000	0	3.000.000
402	05	03	00	Productos de papel y cartón para oficina	0	0	0	5.700.000	0	5.700.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	0	0	0	800.000	0	800.000
402	06	00	00	Productos químicos y derivados	0	0	0	8.800.000	0	8.800.000
402	06	03	00	Tintas, pinturas y colorantes	0	0	0	6.500.000	0	6.500.000
402	06	06	00	Combustibles y lubricantes	0	0	0	800.000	0	800.000
402	06	08	00	Productos plásticos	0	0	0	1.500.000	0	1.500.000
402	07	00	00	Productos minerales no metálicos	0	0	0	1.600.000	0	1.600.000
402	07	03	00	Productos de arcilla para construcción	0	0	0	800.000	0	800.000
402	07	04	00	Cemento, cal y yeso	0	0	0	800.000	0	800.000
402	08	00	00	Productos metálicos	0	0	0	3.000.000	0	3.000.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	0	0	0	2.000.000	0	2.000.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	0	0	0	1.000.000	0	1.000.000
402	10	00	00	Productos varios y útiles diversos	0	0	0	16.300.000	0	16.300.000
402	10	01	00	Artículos de deporte, recreación y juguetes	0	0	0	800.000	0	800.000
402	10	02	00	Materiales y útiles de limpieza y aseo	0	0	0	5.000.000	0	5.000.000
402	10	03	00	Utensilios de cocina y comedor	0	0	0	1.500.000	0	1.500.000

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E77000002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	0	0	0	1.500.000	0	1.500.000
402	10	06	00	Condecoraciones, ofrendas y similares	0	0	0	1.000.000	0	1.000.000
402	10	08	00	Materiales para equipos de computación	0	0	0	1.000.000	0	1.000.000
402	10	11	00	Materiales eléctricos	0	0	0	4.000.000	0	4.000.000
402	10	12	00	Materiales para instalaciones sanitarias	0	0	0	1.500.000	0	1.500.000
402	99	00	00	Otros materiales y suministros	0	0	0	500.000	0	500.000
402	99	01	00	Otros materiales y suministros	0	0	0	500.000	0	500.000
403	**00**	**00**	**00**	**Servicios no personales**	**0**	**0**	**0**	**38.458.065**	**0**	**38.458.065**
403	01	00	00	Alquileres de inmuebles	0	0	0	600.000	0	600.000
403	01	01	00	Alquileres de edificios y locales	0	0	0	600.000	0	600.000
403	02	00	00	Alquileres de maquinaria y equipos	0	0	0	1.500.000	0	1.500.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	0	0	0	1.500.000	0	1.500.000
403	04	00	00	Servicios básicos	0	0	0	5.250.000	0	5.250.000
403	04	01	00	Electricidad	0	0	0	150.000	0	150.000
403	04	04	00	Teléfonos	0	0	0	150.000	0	150.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	0	0	0	150.000	0	150.000
403	04	05	00	Servicio de comunicaciones	0	0	0	2.800.000	0	2.800.000
403	04	06	00	Servicio de aseo urbano y domiciliario	0	0	0	150.000	0	150.000
403	04	07	00	Servicio de condominio	0	0	0	2.000.000	0	2.000.000
403	06	00	00	Servicios de transporte y almacenaje	0	0	0	900.000	0	900.000
403	06	01	00	Fletes y embalajes	0	0	0	800.000	0	800.000
403	06	03	00	Estacionamiento	0	0	0	100.000	0	100.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	0	0	0	1.600.000	0	1.600.000
403	07	01	00	Publicidad y propaganda	0	0	0	100.000	0	100.000
403	07	02	00	Imprenta y reproducción	0	0	0	500.000	0	500.000
403	07	03	00	Relaciones sociales	0	0	0	1.000.000	0	1.000.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	0	0	0	1.050.000	0	1.050.000

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA **ACCIÓN CENTRALIZADA:** E77000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E77000002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
403	08	01	00	Primas y gastos de seguros	0	0	0	800.000	0	800.000
403	08	02	00	Comisiones y gastos bancarios	0	0	0	150.000	0	150.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	0	0	0	100.000	0	100.000
403	09	00	00	Viáticos y pasajes	0	0	0	10.316.065	0	10.316.065
403	09	01	00	Viáticos y pasajes dentro del país	0	0	0	10.316.065	0	10.316.065
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	0	0	0	1.700.000	0	1.700.000
403	10	02	00	Servicios de contabilidad y auditoría	0	0	0	700.000	0	700.000
403	10	99	00	Otros servicios profesionales y técnicos	0	0	0	1.000.000	0	1.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	0	0	0	3.100.000	0	3.100.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	0	0	0	1.500.000	0	1.500.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	0	0	0	800.000	0	800.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	0	0	0	800.000	0	800.000
403	12	00	00	Conservación y reparaciones menores de obras	0	0	0	1.000.000	0	1.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	0	0	0	1.000.000	0	1.000.000
403	15	00	00	Servicios fiscales	0	0	0	50.000	0	50.000
403	15	01	00	Derechos de importación y servicios aduaneros	0	0	0	50.000	0	50.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	0	0	0	1.000.000	0	1.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	0	0	0	1.000.000	0	1.000.000
403	18	00	00	Impuestos indirectos	0	0	0	9.406.286	0	9.406.286
403	18	01	00	Impuesto al valor agregado	0	0	0	9.406.286	0	9.406.286
403	99	00	00	Otros servicios no personales	0	0	0	985.714	0	985.714
403	99	01	00	Otros servicios no personales	0	0	0	985.714	0	985.714
404	**00**	**00**	**00**	**Activos reales**	0	0	0	**4.734.829**	0	**4.734.829**
404	04	00	00	Equipos de transporte, tracción y elevación	0	0	0	500.000	0	500.000
404	04	05	00	Vehículos de tracción no motorizados	0	0	0	500.000	0	500.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	0	0	0	950.000	0	950.000

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E77000002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios: Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios: Otras Fuentes	TOTAL
404	05	01	00	Equipos de telecomunicaciones	0	0	0	950.000	0	950.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	0	0	0	2.400.000	0	2.400.000
404	09	01	00	Mobiliario y equipos de oficina	0	0	0	800.000	0	800.000
404	09	02	00	Equipos de computación	0	0	0	800.000	0	800.000
404	09	03	00	Mobiliario y equipos de alojamiento	0	0	0	800.000	0	800.000
404	99	00	00	Otros activos reales	0	0	0	884.829	0	884.829
404	99	01	00	Otros activos reales	0	0	0	884.829	0	884.829
411	**00**	**00**	**00**	**Disminución de pasivos**	**0**	**0**	**0**	**1.000.000**	**0**	**1.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	0	0	0	1.000.000	0	1.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	0	0	0	1.000.000	0	1.000.000
498	**00**	**00**	**00**	**Rectificaciones al presupuesto**	**0**	**0**	**0**	**5.736.853**	**0**	**5.736.853**
498	01	00	00	Rectificaciones al presupuesto	0	0	0	5.736.853	0	5.736.853
498	01	01	00	Rectificaciones al presupuesto	0	0	0	5.736.853	0	5.736.853
				Totales	**0**	**0**	**0**	**105.629.663**	**0**	**105.629.663**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

ENTIDAD FEDERAL: TERRITORIO INSULAR FRANCISCO DE MIRANDA

ACCIÓN CENTRALIZADA: E77000002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2016

ACCIÓN ESPECÍFICA: E77000002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Recursos Ordinarios Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond. Comp. Intert.	Otras Fuentes	Recursos Extraordinarios Otras Fuentes	TOTAL
407	00	00	00	**Transferencias y donaciones**	**0**	**0**	**0**	**14.250.000**	**0**	**14.250.000**
407	01	00	00	Transferencias y donaciones corrientes internas	0	0	0	14.250.000	0	14.250.000
407	01	03	00	Transferencias corrientes internas al sector público	0	0	0	14.250.000	0	14.250.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	0	0	0	14.250.000	0	14.250.000
				Totales	**0**	**0**	**0**	**14.250.000**	**0**	**14.250.000**

Artículo 10. Este Decreto entrará en vigencia el primer día del mes de enero de 2016.

Dado en Caracas, el primer (1°) día del mes de diciembre de 2015 Años 205° de la Independencia, 156° de la Federación y 16° de la Revolución Bolivariana.

Cúmplase,
(L.S.)

NICOLAS MADURO MOROS

Refrendado
El Vicepresidente Ejecutivo
(L.S.)

JORGE ALBERTO ARREAZA MONSERRAT

Refrendado,
El Ministro del Poder Popular del
Despacho de la Presidencia y Seguimiento
de la Gestión de Gobierno.
(L.S.)

JESÚS RAFAEL SALAZAR VELASQUEZ

Refrendado
El Ministro del Poder Popular
para las Relaciones Interiores, Justicia y Paz
(L.S.)

GUSTAVO ENRIQUE GONZÁLEZ LÓPEZ

Refrendado
La Ministra del Poder Popular
Para Relaciones Exteriores y Sexta
Vicepresidenta Sectorial de Soberanía
Política, Seguridad y Paz
(L.S.)

DELCY ELOINA RODRÍGUEZ GÓMEZ

Refrendado
El Ministro del Poder Popular
de Economía y Finanzas
y Segundo Vicepresidente Sectorial
para Economía y Finanzas
(L.S.)

RODOLFO CLEMENTE MARCO TORRES

Refrendado
El Ministro del Poder Popular
para la Defensa
(L.S.)

VLADIMIR PADRINO LÓPEZ

Refrendado
El Encargado del Ministerio del
Poder Popular para Industria y Comercio
(L.S.)

JOSÉ DAVID CABELLO RONDÓN

Refrendado
La Ministra del Poder Popular para el Turismo
(L.S.)

MARLENY JOSEFINA CONTRERAS HERNÁNDEZ

Refrendado
El Ministro del Poder Popular
para la Agricultura y Tierras
(L.S.)

YVÁN EDUARDO GIL PINTO

Refrendado
El Ministro del Poder Popular para
la Educación.

(L.S.) RODULFO HUMBERTO PÉREZ HERNÁNDEZ

Refrendado
El Ministro del Poder Popular para
La Salud HENRY VENTURA MORENO
(L.S.) HENRY VENTURA MORENO

Refrendado
El Ministro del Poder Popular para
el Proceso Social de Trabajo
(L.S.) JESÚS RAFAEL MARTÍNEZ BARRIOS

Refrendado
El Ministro del Poder Popular para
Hábitat y Vivienda
(L.S.) MANUEL SALVADOR FERNÁNDEZ QUEVEDO

Refrendado
El Ministro del Poder Popular para
Ecosocialismo y Aguas
(L.S.) GUILLERMO RAFAEL BARRETO ESNAL

Refrendado
El Ministro del Poder Popular
de Petróleo y Minería
(L.S.) EULOGIO ANTONIO DEL PINO DIAZ

Refrendado
El Ministro del Poder Popular
de Planificación y Cuarto Vicepresidente
Sectorial para la Planificación y el Conocimiento

(L.S.) RICARDO JOSÉ MENÉNDEZ PRIETO

Refrendado
El Ministro del Poder Popular
para Educación Universitaria, Ciencia y Tecnología
(L.S.) MANUEL ÁNGEL FERNÁNDEZ MELÉNDEZ

Refrendado
La Ministra del Poder Popular para
la Comunicación y la Información
(L.S.) DESIRE SANTOS AMARAL

Refrendado
El Ministro del Poder Popular para
las Comunas y los Movimientos Sociales y
Séptima Vicepresidenta Sectorial
de Desarrollo del Socialismo Territorial
(L.S.) ISIS OCHOA CAÑIZALES

Refrendado
El Ministro del Poder Popular para
la Alimentación y Tercer Vicepresidente Sectorial
para la Seguridad, Soberanía Agroalimentaria
y abastecimiento Económico
(L.S.) CARLOS ALBERTO OSORIO ZAMBRANO

Refrendado
El Ministro del Poder Popular para
la Cultura
(L.S.) REINALDO ANTONIO ITURRIZA LÓPEZ

Refrendado
El Ministro del Poder Popular para
La Juventud y Deporte
(L.S.)

PEDRO JOSÉ INFANTE APARICIO

Refrendado
La Ministra del Poder Popular para
los Pueblos Indígenas
(L.S.)

CLARA JOSEFINA VIDAL VENTRESCA

Refrendado
La Ministra del Poder Popular
para la Mujer y la Igualdad de Género
y Quinta Vicepresidenta Sectorial
para el Desarrollo y la Revolución
de las Misiones
(L.S.)

GLADYS DEL VALLLE REQUENA

Refrendado
La Ministra del Poder Popular
para el Servicio Penitenciario
(L.S.)

MARÍA IRIS VARELA RANGEL

Refrendado
El Ministro del Poder Popular
para Transporte Acuático y Aéreo
(L.S.)

GIUSEPPE ANGELO CARMELO YOFFREDA YORIO

Refrendado
El Ministro del Poder Popular
para Transporte Terrestre y Obras Públicas
(L.S.)

JOSÉ LUÍS BERNARDO HURTADO

Refrendado
El Ministro del Poder Popular
para la Energía Eléctrica
(L.S.)

LUÍS ALFREDO MOTTA DOMÍNGUEZ

Refrendado
El Ministro de Estado para la Nueva
Frontera de Paz

GERARDO JOSÉ IZQUIERDO TORRES

GACETA OFICIAL

DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

DEPÓSITO LEGAL ppo 187207DF1

AÑO CXLIII – MES II N°6.205 Extraordinario

Caracas, 1°de diciembre de 2015

Esquina de Urapal, edificio Dimase, La Candelaria
Caracas - Venezuela
http://www.minci.gob.ve

LEY DE PUBLICACIONES OFICIALES
(22 DE JULIO DE 1941)

Artículo 11. La GACETA OFICIAL, creada por Decreto Ejecutivo del 11 de octubre de 1872, continuará editándose en la Imprenta Nacional con la denominación GACETA OFICIAL DE LA REPUBLICA BOLIVARIANA DE VENEZUELA.

Artículo 12. La GACETA OFICIAL DE LA REPUBLICA BOLIVARIANA DE VENEZUELA, se publicará todos los días hábiles, sin perjuicio de que se editen números extraordinarios siempre que fuere necesario; y deberán insertarse en ella sin retardo los actos oficiales que hayan de publicarse.

Parágrafo Único. Las ediciones extraordinarias de la GACETA OFICIAL tendrán una numeración especial.

Artículo 13. En la GACETA OFICIAL DE LA REPUBLICA BOLIVARIANA DE VENEZUELA, se publicarán los actos de los Poderes Públicos que deberán insertarse y aquéllos cuya inclusión sea conveniente por el Ejecutivo Nacional.

Artículo 14. Las Leyes, Decretos y demás actos oficiales tendrán carácter de públicos por el hecho de aparecer en la GACETA OFICIAL DE LA REPUBLICA BOLIVARIANA DE VENEZUELA, cuyos ejemplares tendrán fuerza de documentos públicos.

REPÚBLICA BOLIVARIANA
DE VENEZUELA

RESUMEN DE LA DISTRIBUCION GENERAL
DE LA LEY DE PRESUPUESTO
DE EGRESOS PARA EL EJERCICIO
ECONÓMICO FINANCIERO
2016

Resumen Nacional

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN NACIONAL

Presupuesto: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**225.071.067.760**	**0**	**0**	**0**	**0**	**225.071.067.760**
401	01	00	00	Sueldos, salarios y otras retribuciones	78.917.105.419	0	0	0	0	78.917.105.419
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	38.893.698.019	0	0	0	0	38.893.698.019
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	54.534.526	0	0	0	0	54.534.526
401	01	03	00	Suplencias a empleados	409.248.114	0	0	0	0	409.248.114
401	01	09	00	Remuneraciones al personal en período de disponibilidad	3.233.365	0	0	0	0	3.233.365
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	10.340.851.582	0	0	0	0	10.340.851.582
401	01	12	00	Salarios a obreros en puestos no permanentes	242.461.569	0	0	0	0	242.461.569
401	01	13	00	Suplencias a obreros	397.031.505	0	0	0	0	397.031.505
401	01	18	00	Remuneraciones al personal contratado	6.145.328.069	0	0	0	0	6.145.328.069
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	5.924.166.517	0	0	0	0	5.924.166.517
401	01	18	02	Remuneraciones por honorarios profesionales	221.161.552	0	0	0	0	221.161.552
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	78.016.184	0	0	0	0	78.016.184
401	01	20	00	Sueldo del personal militar profesional	9.872.104.695	0	0	0	0	9.872.104.695
401	01	21	00	Sueldo o ración del personal militar no profesional	7.140.382.137	0	0	0	0	7.140.382.137
401	01	29	00	Dietas	1.987.440	0	0	0	0	1.987.440
401	01	30	00	Retribución al personal de reserva	21.000.000	0	0	0	0	21.000.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	107.820.369	0	0	0	0	107.820.369
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	215.872.725	0	0	0	0	215.872.725
401	01	37	00	Dietas de los altos funcionarios y altas funcionarias del poder público y de elección popular	2.832.000	0	0	0	0	2.832.000
401	01	99	00	Otras retribuciones	4.990.703.120	0	0	0	0	4.990.703.120
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	5.811.318.438	0	0	0	0	5.811.318.438
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.710.539.918	0	0	0	0	3.710.539.918
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	2.044.368	0	0	0	0	2.044.368
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	2.096.514.747	0	0	0	0	2.096.514.747
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	227.765	0	0	0	0	227.765
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	1.991.640	0	0	0	0	1.991.640
401	03	00	00	Primas	27.149.541.653	0	0	0	0	27.149.541.653
401	03	01	00	Primas por mérito a empleados	1.487.435.822	0	0	0	0	1.487.435.822
401	03	02	00	Primas de transporte a empleados	3.223.102.862	0	0	0	0	3.223.102.862
401	03	03	00	Primas por hogar a empleados	1.348.232.229	0	0	0	0	1.348.232.229
401	03	04	00	Primas por hijos a empleados	305.273.438	0	0	0	0	305.273.438
401	03	06	00	Primas por residencia a empleados	36.000	0	0	0	0	36.000
401	03	08	00	Primas de profesionalización a empleados	2.323.801.521	0	0	0	0	2.323.801.521
401	03	09	00	Primas por antigüedad a empleados	3.531.880.771	0	0	0	0	3.531.880.771
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	668.331.846	0	0	0	0	668.331.846
401	03	11	00	Primas al personal en servicio en el exterior	193.615.261	0	0	0	0	193.615.261
401	03	16	00	Primas por mérito a obreros	239.323.980	0	0	0	0	239.323.980
401	03	17	00	Primas de transporte a obreros	395.210.200	0	0	0	0	395.210.200
401	03	18	00	Primas por hogar a obreros	280.705.522	0	0	0	0	280.705.522
401	03	19	00	Primas por hijos de obreros	129.804.643	0	0	0	0	129.804.643
401	03	21	00	Primas por antigüedad a obreros	839.006.495	0	0	0	0	839.006.495

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	22	00	Primas de profesionalización a obreros	107.983.228	0	0	0	0	107.983.228
401	03	26	00	Primas por hijos al personal militar	192.279.000	0	0	0	0	192.279.000
401	03	27	00	Primas de profesionalización al personal militar	246.196.560	0	0	0	0	246.196.560
401	03	28	00	Primas por antigüedad al personal militar	309.124.042	0	0	0	0	309.124.042
401	03	29	00	Primas por potencial de ascenso al personal militar	5.325.000	0	0	0	0	5.325.000
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	2.196.738.355	0	0	0	0	2.196.738.355
401	03	31	00	Primas por riesgo al personal militar y de seguridad	284.247.951	0	0	0	0	284.247.951
401	03	37	00	Primas de transporte al personal contratado	269.128.076	0	0	0	0	269.128.076
401	03	38	00	Primas por hogar al personal contratado	158.341.651	0	0	0	0	158.341.651
401	03	39	00	Primas por hijos al personal contratado	39.232.041	0	0	0	0	39.232.041
401	03	40	00	Primas de profesionalización al personal contratado	1.193.097.427	0	0	0	0	1.193.097.427
401	03	41	00	Primas por antigüedad al personal contratado	446.286.547	0	0	0	0	446.286.547
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	1.845.682	0	0	0	0	1.845.682
401	03	47	00	Primas al personal de alto nivel y de dirección	105.566.021	0	0	0	0	105.566.021
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	895.783	0	0	0	0	895.783
401	03	95	00	Otras primas al personal de alto nivel y de dirección	94.947.934	0	0	0	0	94.947.934
401	03	96	00	Otras primas al personal contratado	974.318.711	0	0	0	0	974.318.711
401	03	97	00	Otras primas a empleados	4.442.447.259	0	0	0	0	4.442.447.259
401	03	98	00	Otras primas a obreros	606.955.850	0	0	0	0	606.955.850
401	03	99	00	Otras primas al personal militar	508.823.945	0	0	0	0	508.823.945
401	04	00	00	Complementos de sueldos y salarios	41.424.893.075	0	0	0	0	41.424.893.075
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	95.281.138	0	0	0	0	95.281.138
401	04	02	00	Complemento a empleados por trabajo nocturno	1.591.913.170	0	0	0	0	1.591.913.170
401	04	03	00	Complemento a empleados por gastos de alimentación	42.966.741	0	0	0	0	42.966.741
401	04	04	00	Complemento a empleados por gastos de transporte	6.919.400	0	0	0	0	6.919.400
401	04	05	00	Complemento a empleados por gastos de representación	2.010.360	0	0	0	0	2.010.360
401	04	06	00	Complemento a empleados por comisión de servicios	149.557.069	0	0	0	0	149.557.069
401	04	07	00	Bonificación a empleados	1.814.200	0	0	0	0	1.814.200
401	04	08	00	Bono compensatorio de alimentación a empleados	13.727.508.569	0	0	0	0	13.727.508.569
401	04	09	00	Bono compensatorio de transporte a empleados	7.390.180	0	0	0	0	7.390.180
401	04	10	00	Complemento a empleados por días feriados	612.769.386	0	0	0	0	612.769.386
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	88.979.319	0	0	0	0	88.979.319
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	486.408.260	0	0	0	0	486.408.260
401	04	16	00	Complemento a obreros por gastos de alimentación	2.891.106	0	0	0	0	2.891.106
401	04	17	00	Complemento a obreros por gastos de transporte	15.846.853	0	0	0	0	15.846.853
401	04	18	00	Bono compensatorio de alimentación a obreros	4.834.532.764	0	0	0	0	4.834.532.764
401	04	19	00	Bono compensatorio de transporte a obreros	201.332.090	0	0	0	0	201.332.090
401	04	20	00	Complemento a obreros por días feriados	267.692.679	0	0	0	0	267.692.679
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	81.476.764	0	0	0	0	81.476.764
401	04	25	00	Complemento al personal contratado por gastos de alimentación	9.794.808	0	0	0	0	9.794.808
401	04	26	00	Bono compensatorio de alimentación al personal contratado	4.172.486.202	0	0	0	0	4.172.486.202
401	04	27	00	Bono compensatorio de transporte al personal contratado	14.029.852	0	0	0	0	14.029.852
401	04	28	00	Complemento al personal contratado por días feriados	534.039.213	0	0	0	0	534.039.213
401	04	32	00	Complemento al personal militar por gastos de alimentación	3.552.487.681	0	0	0	0	3.552.487.681
401	04	33	00	Complemento al personal militar por gastos de transporte	1.081.489.076	0	0	0	0	1.081.489.076
401	04	34	00	Complemento al personal militar en el exterior	450.000.000	0	0	0	0	450.000.000

RESUMEN NACIONAL

Presupuesto: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	35	00	Bono compensatorio de alimentación al personal militar	2.340.043.475	0	0	0	0	2.340.043.475
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	13.512.885	0	0	0	0	13.512.885
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	2.803.728	0	0	0	0	2.803.728
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	37.167.480	0	0	0	0	37.167.480
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	264.080	0	0	0	0	264.080
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	5.613.629	0	0	0	0	5.613.629
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	95.530.664	0	0	0	0	95.530.664
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	397.100	0	0	0	0	397.100
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	4.723.350	0	0	0	0	4.723.350
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	73.851.878	0	0	0	0	73.851.878
401	04	96	00	Otros complementos a empleados	2.864.151.387	0	0	0	0	2.864.151.387
401	04	97	00	Otros complementos a obreros	1.354.015.134	0	0	0	0	1.354.015.134
401	04	98	00	Otros complementos al personal contratado	2.498.499.036	0	0	0	0	2.498.499.036
401	04	99	00	Otros complementos al personal militar	102.702.369	0	0	0	0	102.702.369
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	18.085.134.931	0	0	0	0	18.085.134.931
401	05	01	00	Aguinaldos a empleados	2.068.833.310	0	0	0	0	2.068.833.310
401	05	02	00	Utilidades legales y convencionales a empleados	687.107	0	0	0	0	687.107
401	05	03	00	Bono vacacional a empleados	6.234.955.430	0	0	0	0	6.234.955.430
401	05	04	00	Aguinaldos a obreros	452.067.283	0	0	0	0	452.067.283
401	05	06	00	Bono vacacional a obreros	1.894.428.178	0	0	0	0	1.894.428.178
401	05	07	00	Aguinaldos al personal contratado	751.494.769	0	0	0	0	751.494.769
401	05	08	00	Bono vacacional al personal contratado	1.635.108.318	0	0	0	0	1.635.108.318
401	05	10	00	Bono vacacional al personal militar	4.792.069.877	0	0	0	0	4.792.069.877
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	13.782.626	0	0	0	0	13.782.626
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	15.967.237	0	0	0	0	15.967.237
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	90.658.666	0	0	0	0	90.658.666
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	135.082.130	0	0	0	0	135.082.130
401	06	00	00	Aportes patronales y legales	10.651.916.434	0	0	0	0	10.651.916.434
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.553.466.853	0	0	0	0	3.553.466.853
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	1.598.801.118	0	0	0	0	1.598.801.118
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	584.045.343	0	0	0	0	584.045.343
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	792.553.910	0	0	0	0	792.553.910
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	879.881.170	0	0	0	0	879.881.170
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	990.048.750	0	0	0	0	990.048.750
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	154.413.419	0	0	0	0	154.413.419
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	207.621.258	0	0	0	0	207.621.258
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	275.824.418	0	0	0	0	275.824.418

RESUMEN NACIONAL

Presupuesto: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	18	00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior	31.302.620	0	0	0	0	31.302.620
401	06	19	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal militar	211.754.615	0	0	0	0	211.754.615
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	806.505.375	0	0	0	0	806.505.375
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	208.442.022	0	0	0	0	208.442.022
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	183.108.380	0	0	0	0	183.108.380
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	12.934.406	0	0	0	0	12.934.406
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	223.370	0	0	0	0	223.370
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	3.327.302	0	0	0	0	3.327.302
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	455.096	0	0	0	0	455.096
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	46.976.876	0	0	0	0	46.976.876
401	06	40	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección	20.664	0	0	0	0	20.664
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	8.295.804	0	0	0	0	8.295.804
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	10.891.700	0	0	0	0	10.891.700
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	9.215.164	0	0	0	0	9.215.164
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	2.316.966	0	0	0	0	2.316.966
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	3.342.231	0	0	0	0	3.342.231
401	06	95	00	Otros aportes legales por personal contratado	76.127.167	0	0	0	0	76.127.167
401	06	97	00	Otros aportes legales por obreros	20.437	0	0	0	0	20.437
401	07	00	00	Asistencia socio-económica	29.593.088.765	0	0	0	0	29.593.088.765
401	07	01	00	Capacitación y adiestramiento a empleados	67.095.591	0	0	0	0	67.095.591
401	07	02	00	Becas a empleados	252.187.622	0	0	0	0	252.187.622
401	07	03	00	Ayudas por matrimonio a empleados	7.576.182	0	0	0	0	7.576.182
401	07	04	00	Ayudas por nacimiento de hijos a empleados	10.150.776	0	0	0	0	10.150.776
401	07	05	00	Ayudas por defunción a empleados	5.525.230	0	0	0	0	5.525.230
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	332.953.579	0	0	0	0	332.953.579
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.484.037.221	0	0	0	0	2.484.037.221
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	11.547.952.333	0	0	0	0	11.547.952.333
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	148.676.445	0	0	0	0	148.676.445
401	07	10	00	Dotación de uniformes a empleados	1.231.435.654	0	0	0	0	1.231.435.654
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	342.275.042	0	0	0	0	342.275.042
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal	166.700.958	0	0	0	0	166.700.958

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				empleado						
401	07	17	00	Capacitación y adiestramiento a obreros	39.738.323	0	0	0	0	39.738.323
401	07	18	00	Becas a obreros	136.582.345	0	0	0	0	136.582.345
401	07	19	00	Ayudas por matrimonio de obreros	6.615.458	0	0	0	0	6.615.458
401	07	20	00	Ayudas por nacimiento de hijos de obreros	11.130.777	0	0	0	0	11.130.777
401	07	21	00	Ayudas por defunción a obreros	7.864.078	0	0	0	0	7.864.078
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	175.463.244	0	0	0	0	175.463.244
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	673.251.461	0	0	0	0	673.251.461
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	3.839.961.711	0	0	0	0	3.839.961.711
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	83.653.104	0	0	0	0	83.653.104
401	07	26	00	Dotación de uniformes a obreros	911.842.492	0	0	0	0	911.842.492
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	123.199.871	0	0	0	0	123.199.871
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	56.675.262	0	0	0	0	56.675.262
401	07	34	00	Capacitación y adiestramiento al personal militar	10.800.000	0	0	0	0	10.800.000
401	07	35	00	Becas al personal militar	24.300.000	0	0	0	0	24.300.000
401	07	36	00	Ayudas por matrimonio al personal militar	6.500.000	0	0	0	0	6.500.000
401	07	37	00	Ayudas por nacimiento de hijos al personal militar	15.471.000	0	0	0	0	15.471.000
401	07	38	00	Ayudas por defunción al personal militar	2.614.000	0	0	0	0	2.614.000
401	07	39	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal militar	30.500.000	0	0	0	0	30.500.000
401	07	40	00	Aporte patronal a caja de ahorro por personal militar	1.042.972.790	0	0	0	0	1.042.972.790
401	07	41	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios personal militar	154.097.047	0	0	0	0	154.097.047
401	07	44	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal militar	27.000.000	0	0	0	0	27.000.000
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	33.475	0	0	0	0	33.475
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	28.175	0	0	0	0	28.175
401	07	55	00	Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular	17.850	0	0	0	0	17.850
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	2.207.130	0	0	0	0	2.207.130
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	23.908.224	0	0	0	0	23.908.224
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	5.200.238	0	0	0	0	5.200.238
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	2.721.762	0	0	0	0	2.721.762
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	2.140.405	0	0	0	0	2.140.405
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	517.942	0	0	0	0	517.942
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	255.762	0	0	0	0	255.762
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	10.897.553	0	0	0	0	10.897.553
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	58.628.860	0	0	0	0	58.628.860
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos	183.858.078	0	0	0	0	183.858.078

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				funerarios por personal de alto nivel y de dirección						
401	07	74	00	Capacitación y adiestramiento al personal contratado	58.539.130	0	0	0	0	58.539.130
401	07	75	00	Becas al personal contratado	100.983.651	0	0	0	0	100.983.651
401	07	76	00	Ayudas por matrimonio al personal contratado	4.101.350	0	0	0	0	4.101.350
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	4.351.389	0	0	0	0	4.351.389
401	07	78	00	Ayudas por defunción al personal contratado	6.378.610	0	0	0	0	6.378.610
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	218.969.273	0	0	0	0	218.969.273
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	427.079.707	0	0	0	0	427.079.707
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	2.427.743.524	0	0	0	0	2.427.743.524
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	92.258.035	0	0	0	0	92.258.035
401	07	83	00	Dotación de uniformes al personal contratado	472.834.787	0	0	0	0	472.834.787
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	198.707.541	0	0	0	0	198.707.541
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	84.030.461	0	0	0	0	84.030.461
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	690.068	0	0	0	0	690.068
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	45.957.608	0	0	0	0	45.957.608
401	07	96	00	Otras subvenciones a empleados	569.321.989	0	0	0	0	569.321.989
401	07	97	00	Otras subvenciones a obreros	363.994.301	0	0	0	0	363.994.301
401	07	98	00	Otras subvenciones al personal militar	48.300.000	0	0	0	0	48.300.000
401	07	99	00	Otras subvenciones al personal contratado	201.632.291	0	0	0	0	201.632.291
401	08	00	00	Prestaciones sociales e indemnizaciones	11.860.183.324	0	0	0	0	11.860.183.324
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	6.877.060.354	0	0	0	0	6.877.060.354
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.671.496.078	0	0	0	0	2.671.496.078
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.140.162.509	0	0	0	0	2.140.162.509
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	29.158.034	0	0	0	0	29.158.034
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	142.306.349	0	0	0	0	142.306.349
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	10.603.286	0	0	0	0	10.603.286
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	10.603.286	0	0	0	0	10.603.286
401	94	00	00	Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular	1.828	0	0	0	0	1.828
401	94	01	00	Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular	1.828	0	0	0	0	1.828
401	95	00	00	Otros gastos del personal de alto nivel y de dirección	31.294.126	0	0	0	0	31.294.126
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	31.294.126	0	0	0	0	31.294.126
401	96	00	00	Otros gastos del personal empleado	1.169.893.383	0	0	0	0	1.169.893.383
401	96	01	00	Otros gastos del personal empleado	1.169.893.383	0	0	0	0	1.169.893.383
401	97	00	00	Otros gastos del personal obrero	366.093.098	0	0	0	0	366.093.098
401	97	01	00	Otros gastos del personal obrero	366.093.098	0	0	0	0	366.093.098
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**29.793.364.949**	**0**	**0**	**0**	**0**	**29.793.364.949**
402	01	00	00	Productos alimenticios y agropecuarios	4.903.364.154	0	0	0	0	4.903.364.154
402	01	01	00	Alimentos y bebidas para personas	4.847.824.264	0	0	0	0	4.847.824.264
402	01	02	00	Alimentos para animales	36.951.353	0	0	0	0	36.951.353
402	01	03	00	Productos agrícolas y pecuarios	16.773.968	0	0	0	0	16.773.968

RESUMEN NACIONAL

Presupuesto: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	01	99	00	Otros productos alimenticios y agropecuarios	1.814.569	0	0	0	0	1.814.569
402	02	00	00	Productos de minas, canteras y yacimientos	47.283.200	0	0	0	0	47.283.200
402	02	01	00	Carbón mineral	44.271	0	0	0	0	44.271
402	02	02	00	Petróleo crudo y gas natural	1.354.715	0	0	0	0	1.354.715
402	02	03	00	Mineral de hierro	73.179	0	0	0	0	73.179
402	02	04	00	Mineral no ferroso	1.726.096	0	0	0	0	1.726.096
402	02	05	00	Piedra, arcilla, arena y tierra	43.388.785	0	0	0	0	43.388.785
402	02	06	00	Mineral para la fabricación de productos químicos	356	0	0	0	0	356
402	02	07	00	Sal para uso industrial	5.153	0	0	0	0	5.153
402	02	99	00	Otros productos de minas, canteras y yacimientos	690.645	0	0	0	0	690.645
402	03	00	00	Textiles y vestuarios	3.157.338.521	0	0	0	0	3.157.338.521
402	03	01	00	Textiles	403.679.036	0	0	0	0	403.679.036
402	03	02	00	Prendas de vestir	2.020.289.410	0	0	0	0	2.020.289.410
402	03	03	00	Calzados	720.329.001	0	0	0	0	720.329.001
402	03	99	00	Otros productos textiles y vestuarios	13.041.074	0	0	0	0	13.041.074
402	04	00	00	Productos de cuero y caucho	1.015.962.043	0	0	0	0	1.015.962.043
402	04	01	00	Cueros y pieles	1.061.277	0	0	0	0	1.061.277
402	04	02	00	Productos de cuero y sucedáneos del cuero	14.249.835	0	0	0	0	14.249.835
402	04	03	00	Cauchos y tripas para vehículos	995.812.292	0	0	0	0	995.812.292
402	04	99	00	Otros productos de cuero y caucho	4.838.639	0	0	0	0	4.838.639
402	05	00	00	Productos de papel, cartón e impresos	4.030.515.997	0	0	0	0	4.030.515.997
402	05	01	00	Pulpa de madera, papel y cartón	1.131.350.147	0	0	0	0	1.131.350.147
402	05	02	00	Envases y cajas de papel y cartón	170.621.983	0	0	0	0	170.621.983
402	05	03	00	Productos de papel y cartón para oficina	2.064.379.254	0	0	0	0	2.064.379.254
402	05	04	00	Libros, revistas y periódicos	70.470.129	0	0	0	0	70.470.129
402	05	05	00	Material de enseñanza	36.788.313	0	0	0	0	36.788.313
402	05	06	00	Productos de papel y cartón para computación	206.595.286	0	0	0	0	206.595.286
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	336.955.147	0	0	0	0	336.955.147
402	05	99	00	Otros productos de pulpa, papel y cartón	13.355.738	0	0	0	0	13.355.738
402	06	00	00	Productos químicos y derivados	5.541.474.696	0	0	0	0	5.541.474.696
402	06	01	00	Sustancias químicas y de uso industrial	150.718.447	0	0	0	0	150.718.447
402	06	02	00	Abonos, plaguicidas y otros	18.819.293	0	0	0	0	18.819.293
402	06	03	00	Tintas, pinturas y colorantes	934.763.389	0	0	0	0	934.763.389
402	06	04	00	Productos farmacéuticos y medicamentos	2.624.310.915	0	0	0	0	2.624.310.915
402	06	05	00	Productos de tocador	80.665.276	0	0	0	0	80.665.276
402	06	06	00	Combustibles y lubricantes	274.759.275	0	0	0	0	274.759.275
402	06	07	00	Productos diversos derivados del petróleo y del carbón	2.762.979	0	0	0	0	2.762.979
402	06	08	00	Productos plásticos	380.886.127	0	0	0	0	380.886.127
402	06	09	00	Mezclas explosivas	222.723	0	0	0	0	222.723
402	06	99	00	Otros productos de la industria química y conexos	1.073.566.272	0	0	0	0	1.073.566.272
402	07	00	00	Productos minerales no metálicos	165.971.126	0	0	0	0	165.971.126
402	07	01	00	Productos de barro, loza y porcelana	13.445.854	0	0	0	0	13.445.854
402	07	02	00	Vidrios y productos de vidrio	34.716.979	0	0	0	0	34.716.979
402	07	03	00	Productos de arcilla para construcción	31.487.282	0	0	0	0	31.487.282
402	07	04	00	Cemento, cal y yeso	82.990.268	0	0	0	0	82.990.268
402	07	99	00	Otros productos minerales no metálicos	3.330.743	0	0	0	0	3.330.743
402	08	00	00	Productos metálicos	2.407.666.279	0	0	0	0	2.407.666.279
402	08	01	00	Productos primarios de hierro y acero	40.004.382	0	0	0	0	40.004.382
402	08	02	00	Productos de metales no ferrosos	19.660.158	0	0	0	0	19.660.158

RESUMEN NACIONAL

Presupuesto: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	497.416.597	0	0	0	0	497.416.597
402	08	04	00	Productos metálicos estructurales	18.629.185	0	0	0	0	18.629.185
402	08	05	00	Materiales de orden público, seguridad y defensa	186.245.011	0	0	0	0	186.245.011
402	08	07	00	Material de señalamiento	15.546.244	0	0	0	0	15.546.244
402	08	08	00	Material de educación	15.118.434	0	0	0	0	15.118.434
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.142.297.333	0	0	0	0	1.142.297.333
402	08	10	00	Repuestos y accesorios para otros equipos	440.675.116	0	0	0	0	440.675.116
402	08	99	00	Otros productos metálicos	32.073.819	0	0	0	0	32.073.819
402	09	00	00	Productos de madera	60.278.272	0	0	0	0	60.278.272
402	09	01	00	Productos primarios de madera	22.312.588	0	0	0	0	22.312.588
402	09	02	00	Muebles y accesorios de madera para edificaciones	32.959.500	0	0	0	0	32.959.500
402	09	99	00	Otros productos de madera	5.006.184	0	0	0	0	5.006.184
402	10	00	00	Productos varios y útiles diversos	7.847.611.081	0	0	0	0	7.847.611.081
402	10	01	00	Artículos de deporte, recreación y juguetes	158.443.394	0	0	0	0	158.443.394
402	10	02	00	Materiales y útiles de limpieza y aseo	785.236.632	0	0	0	0	785.236.632
402	10	03	00	Utensilios de cocina y comedor	186.832.014	0	0	0	0	186.832.014
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.064.060.070	0	0	0	0	2.064.060.070
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	828.587.051	0	0	0	0	828.587.051
402	10	06	00	Condecoraciones, ofrendas y similares	204.575.362	0	0	0	0	204.575.362
402	10	07	00	Productos de seguridad en el trabajo	211.626.304	0	0	0	0	211.626.304
402	10	08	00	Materiales para equipos de computación	2.064.948.148	0	0	0	0	2.064.948.148
402	10	09	00	Especies timbradas y valores	1.720.270	0	0	0	0	1.720.270
402	10	10	00	Útiles religiosos	1.104.190	0	0	0	0	1.104.190
402	10	11	00	Materiales eléctricos	646.498.204	0	0	0	0	646.498.204
402	10	12	00	Materiales para instalaciones sanitarias	316.894.537	0	0	0	0	316.894.537
402	10	13	00	Materiales fotográficos	44.072.601	0	0	0	0	44.072.601
402	10	99	00	Otros productos y útiles diversos	333.012.304	0	0	0	0	333.012.304
402	11	00	00	Bienes para la venta	41.059	0	0	0	0	41.059
402	11	99	00	Otros bienes para la venta	41.059	0	0	0	0	41.059
402	99	00	00	Otros materiales y suministros	615.858.521	0	0	0	0	615.858.521
402	99	01	00	Otros materiales y suministros	615.858.521	0	0	0	0	615.858.521
403	**00**	**00**	**00**	**Servicios no personales**	**42.882.194.990**	**0**	**0**	**0**	**0**	**42.882.194.990**
403	01	00	00	Alquileres de inmuebles	635.413.554	0	0	0	0	635.413.554
403	01	01	00	Alquileres de edificios y locales	610.208.495	0	0	0	0	610.208.495
403	01	02	00	Alquileres de instalaciones culturales y recreativas	24.360.664	0	0	0	0	24.360.664
403	01	03	00	Alquileres de tierras y terrenos	844.395	0	0	0	0	844.395
403	02	00	00	Alquileres de maquinaria y equipos	1.014.572.024	0	0	0	0	1.014.572.024
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	1.204.924	0	0	0	0	1.204.924
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	788.096.629	0	0	0	0	788.096.629
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	26.151.702	0	0	0	0	26.151.702
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	4.850.933	0	0	0	0	4.850.933
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	12.613.112	0	0	0	0	12.613.112
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	74.014.813	0	0	0	0	74.014.813
403	02	99	00	Alquileres de otras maquinaria y equipos	107.639.911	0	0	0	0	107.639.911
403	03	00	00	Derechos sobre bienes intangibles	114.780.604	0	0	0	0	114.780.604
403	03	02	00	Derechos de autor	1.055.986	0	0	0	0	1.055.986

Presupuesto: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	03	03	00	Paquetes y programas de computación	102.224.618	0	0	0	0	102.224.618
403	03	04	00	Concesión de bienes y servicios	11.500.000	0	0	0	0	11.500.000
403	04	00	00	Servicios básicos	4.016.171.567	0	0	0	0	4.016.171.567
403	04	01	00	Electricidad	339.128.876	0	0	0	0	339.128.876
403	04	02	00	Gas	15.536.964	0	0	0	0	15.536.964
403	04	03	00	Agua	492.637.542	0	0	0	0	492.637.542
403	04	04	00	Teléfonos	575.728.645	0	0	0	0	575.728.645
403	04	04	01	Servicios de telefonía prestados por organismos públicos	386.410.632	0	0	0	0	386.410.632
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	189.318.013	0	0	0	0	189.318.013
403	04	05	00	Servicio de comunicaciones	2.366.441.160	0	0	0	0	2.366.441.160
403	04	06	00	Servicio de aseo urbano y domiciliario	92.045.142	0	0	0	0	92.045.142
403	04	07	00	Servicio de condominio	134.653.238	0	0	0	0	134.653.238
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	101.775.863	0	0	0	0	101.775.863
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	24.489.133	0	0	0	0	24.489.133
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	63.203.391	0	0	0	0	63.203.391
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	10.021.500	0	0	0	0	10.021.500
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	4.039.648	0	0	0	0	4.039.648
403	05	06	00	Servicio de administración, vigilancia y mantenimiento del servicio de aseo urbano y domiciliario	22.191	0	0	0	0	22.191
403	06	00	00	Servicios de transporte y almacenaje	1.380.965.271	0	0	0	0	1.380.965.271
403	06	01	00	Fletes y embalajes	1.287.195.225	0	0	0	0	1.287.195.225
403	06	02	00	Almacenaje	27.637.925	0	0	0	0	27.637.925
403	06	03	00	Estacionamiento	11.273.319	0	0	0	0	11.273.319
403	06	04	00	Peaje	663.808	0	0	0	0	663.808
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	54.194.994	0	0	0	0	54.194.994
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.381.653.769	0	0	0	0	8.381.653.769
403	07	01	00	Publicidad y propaganda	434.393.921	0	0	0	0	434.393.921
403	07	02	00	Imprenta y reproducción	6.762.792.478	0	0	0	0	6.762.792.478
403	07	03	00	Relaciones sociales	1.081.482.878	0	0	0	0	1.081.482.878
403	07	04	00	Avisos	102.984.492	0	0	0	0	102.984.492
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.331.837.976	0	0	0	0	1.331.837.976
403	08	01	00	Primas y gastos de seguros	1.108.732.086	0	0	0	0	1.108.732.086
403	08	02	00	Comisiones y gastos bancarios	59.562.076	0	0	0	0	59.562.076
403	08	03	00	Comisiones y gastos de adquisición de seguros	163.543.814	0	0	0	0	163.543.814
403	09	00	00	Viáticos y pasajes	4.969.250.886	0	0	0	0	4.969.250.886
403	09	01	00	Viáticos y pasajes dentro del país	3.695.090.027	0	0	0	0	3.695.090.027
403	09	02	00	Viáticos y pasajes fuera del país	1.242.581.655	0	0	0	0	1.242.581.655
403	09	03	00	Asignación por kilómetros recorridos	31.579.204	0	0	0	0	31.579.204
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	2.580.629.931	0	0	0	0	2.580.629.931
403	10	01	00	Servicios jurídicos	32.781.750	0	0	0	0	32.781.750
403	10	02	00	Servicios de contabilidad y auditoría	6.354.547	0	0	0	0	6.354.547
403	10	03	00	Servicios de procesamiento de datos	501.824.520	0	0	0	0	501.824.520
403	10	04	00	Servicios de ingeniería y arquitectónicos	172.195.457	0	0	0	0	172.195.457
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	13.237.518	0	0	0	0	13.237.518
403	10	06	00	Servicios de veterinaria	3.035.543	0	0	0	0	3.035.543

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	363.358.956	0	0	0	0	363.358.956
403	10	08	00	Servicios presupuestarios	1.111.021	0	0	0	0	1.111.021
403	10	09	00	Servicios de lavandería y tintorería	16.122.357	0	0	0	0	16.122.357
403	10	10	00	Servicios de vigilancia	46.717.835	0	0	0	0	46.717.835
403	10	11	00	Servicios para la elaboración y suministro de comida	868.141.084	0	0	0	0	868.141.084
403	10	99	00	Otros servicios profesionales y técnicos	555.749.343	0	0	0	0	555.749.343
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.109.320.941	0	0	0	0	4.109.320.941
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	119.683.125	0	0	0	0	119.683.125
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.962.453.450	0	0	0	0	1.962.453.450
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	91.438.398	0	0	0	0	91.438.398
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	776.337.234	0	0	0	0	776.337.234
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	29.985.931	0	0	0	0	29.985.931
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	7.859.777	0	0	0	0	7.859.777
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	912.937.824	0	0	0	0	912.937.824
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	208.625.202	0	0	0	0	208.625.202
403	12	00	00	Conservación y reparaciones menores de obras	3.118.585.530	0	0	0	0	3.118.585.530
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.102.879.646	0	0	0	0	3.102.879.646
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	15.705.884	0	0	0	0	15.705.884
403	13	00	00	Servicios de construcciones temporales	450.000	0	0	0	0	450.000
403	13	01	00	Servicios de construcciones temporales	450.000	0	0	0	0	450.000
403	15	00	00	Servicios fiscales	136.700.275	0	0	0	0	136.700.275
403	15	01	00	Derechos de importación y servicios aduaneros	124.896.687	0	0	0	0	124.896.687
403	15	02	00	Tasas y otros derechos obligatorios	10.349.205	0	0	0	0	10.349.205
403	15	03	00	Asignación a agentes de especies fiscales	915.848	0	0	0	0	915.848
403	15	99	00	Otros servicios fiscales	538.535	0	0	0	0	538.535
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.870.440.577	0	0	0	0	1.870.440.577
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.870.440.577	0	0	0	0	1.870.440.577
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	1.576.153	0	0	0	0	1.576.153
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	1.576.153	0	0	0	0	1.576.153
403	18	00	00	Impuestos indirectos	7.551.111.895	0	0	0	0	7.551.111.895
403	18	01	00	Impuesto al valor agregado	7.499.363.380	0	0	0	0	7.499.363.380
403	18	99	00	Otros impuestos indirectos	51.748.515	0	0	0	0	51.748.515
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	245.342.555	0	0	0	0	245.342.555
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	245.342.555	0	0	0	0	245.342.555
403	99	00	00	Otros servicios no personales	1.321.615.619	0	0	0	0	1.321.615.619
403	99	01	00	Otros servicios no personales	1.321.615.619	0	0	0	0	1.321.615.619
404	**00**	**00**	**00**	**Activos reales**	**9.758.072.432**	**2.431.639.612**	**0**	**0**	**0**	**12.189.712.044**
404	01	00	00	Repuestos, reparaciones, mejoras y adiciones mayores	1.257.298.841	0	0	0	0	1.257.298.841
										379.036.200

RESUMEN NACIONAL

Presupuesto: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	17.705.525	0	0	0	0	17.705.525
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	198.325.849	0	0	0	0	198.325.849
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	4.043.186	0	0	0	0	4.043.186
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	1.006.301	0	0	0	0	1.006.301
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	6.765.980	0	0	0	0	6.765.980
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	134.374.128	0	0	0	0	134.374.128
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	16.815.231	0	0	0	0	16.815.231
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	878.262.641	0	0	0	0	878.262.641
404	01	02	01	Reparaciones, mejoras y adiciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	7.909.339	0	0	0	0	7.909.339
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	751.866.186	0	0	0	0	751.866.186
404	01	02	03	Reparaciones, mejoras y adiciones mayores de equipos de comunicaciones y de señalamiento	1.394.440	0	0	0	0	1.394.440
404	01	02	04	Reparaciones, mejoras y adiciones mayores de equipos médico-quirúrgicos, dentales y de veterinaria	9.888.153	0	0	0	0	9.888.153
404	01	02	05	Reparaciones, mejoras y adiciones mayores de equipos científicos, religiosos, de enseñanza y recreación	196.715	0	0	0	0	196.715
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	77.889.009	0	0	0	0	77.889.009
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	29.118.799	0	0	0	0	29.118.799
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	1.256.295.990	0	0	0	0	1.256.295.990
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	1.256.295.990	0	0	0	0	1.256.295.990
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	397.415.049	0	0	0	0	397.415.049
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	16.422.881	0	0	0	0	16.422.881
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	9.611.561	0	0	0	0	9.611.561
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	6.400.145	0	0	0	0	6.400.145
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	261.626.970	0	0	0	0	261.626.970
404	03	05	00	Maquinaria y equipos industriales y de taller	10.277.168	0	0	0	0	10.277.168
404	03	06	00	Maquinaria y equipos de energía	88.542.959	0	0	0	0	88.542.959
404	03	07	00	Maquinaria y equipos de riego y acueductos	100.000	0	0	0	0	100.000
404	03	08	00	Equipos de almacén	194.400	0	0	0	0	194.400
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	4.238.965	0	0	0	0	4.238.965
404	04	00	00	Equipos de transporte, tracción y elevación	726.961.420	0	0	0	0	726.961.420
404	04	01	00	Vehículos automotores terrestres	575.368.397	0	0	0	0	575.368.397
404	04	03	00	Equipos marítimos de transporte	50.566.509	0	0	0	0	50.566.509
404	04	05	00	Vehículos de tracción no motorizados	23.649.918	0	0	0	0	23.649.918
404	04	06	00	Equipos auxiliares de transporte	65.303.778	0	0	0	0	65.303.778
404	04	99	00	Otros equipos de transporte, tracción y elevación	12.072.818	0	0	0	0	12.072.818
404	05	00	00	Equipos de comunicaciones y de señalamiento	762.053.644	0	0	0	0	762.053.644
404	05	01	00	Equipos de telecomunicaciones	746.513.049	0	0	0	0	746.513.049
404	05	02	00	Equipos de señalamiento	2.429.458	0	0	0	0	2.429.458
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	13.111.137	0	0	0	0	13.111.137
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	464.130.820	0	0	0	0	464.130.820

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	461.984.864	0	0	0	0	461.984.864
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	2.145.956	0	0	0	0	2.145.956
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	392.118.596	0	0	0	0	392.118.596
404	07	01	00	Equipos científicos y de laboratorio	99.735.868	0	0	0	0	99.735.868
404	07	02	00	Equipos de enseñanza, deporte y recreación	244.188.586	0	0	0	0	244.188.586
404	07	03	00	Obras de arte	621.288	0	0	0	0	621.288
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	6.192.894	0	0	0	0	6.192.894
404	07	05	00	Equipos religiosos	611.000	0	0	0	0	611.000
404	07	06	00	Instrumentos musicales y equipos de audio	38.034.260	0	0	0	0	38.034.260
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	2.734.700	0	0	0	0	2.734.700
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	193.006.014	2.431.639.612	0	0	0	2.624.645.626
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	121.429.500	2.431.639.612	0	0	0	2.553.069.112
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	43.993.298	0	0	0	0	43.993.298
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	27.583.216	0	0	0	0	27.583.216
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.800.801.890	0	0	0	0	3.800.801.890
404	09	01	00	Mobiliario y equipos de oficina	856.265.537	0	0	0	0	856.265.537
404	09	02	00	Equipos de computación	2.000.504.535	0	0	0	0	2.000.504.535
404	09	03	00	Mobiliario y equipos de alojamiento	907.266.183	0	0	0	0	907.266.183
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	36.765.635	0	0	0	0	36.765.635
404	11	00	00	Inmuebles, maquinaria y equipos usados	296.458.395	0	0	0	0	296.458.395
404	11	01	00	Adquisición de tierras y terrenos	44.800.000	0	0	0	0	44.800.000
404	11	02	00	Adquisición de edificios e instalaciones	250.998.177	0	0	0	0	250.998.177
404	11	05	00	Adquisición de maquinaria y equipos usados	660.218	0	0	0	0	660.218
404	11	05	01	Maquinaria y demás equipos de construcción, campo, industria y taller	350.000	0	0	0	0	350.000
404	11	05	05	Equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	50.000
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	260.218	0	0	0	0	260.218
404	12	00	00	Activos intangibles	120.207.642	0	0	0	0	120.207.642
404	12	02	00	Derechos de autor	111.600	0	0	0	0	111.600
404	12	04	00	Paquetes y programas de computación	119.195.042	0	0	0	0	119.195.042
404	12	05	00	Estudios y proyectos	901.000	0	0	0	0	901.000
404	15	00	00	Construcciones del dominio privado	47.494.400	0	0	0	0	47.494.400
404	15	05	00	Construcciones de edificaciones para oficina	47.494.400	0	0	0	0	47.494.400
404	99	00	00	Otros activos reales	43.829.731	0	0	0	0	43.829.731
404	99	01	00	Otros activos reales	43.829.731	0	0	0	0	43.829.731
405	**00**	**00**	**00**	**Activos financieros**	**1.450.763.107**	**0**	**0**	**0**	**0**	**1.450.763.107**
405	01	00	00	Aportes en acciones y participaciones de capital	787.763.107	0	0	0	0	787.763.107
405	01	02	00	Aportes en acciones y participaciones de capital al sector público	7.300.000	0	0	0	0	7.300.000
405	01	02	05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios	7.300.000	0	0	0	0	7.300.000
405	01	03	00	Aportes en acciones y participaciones de capital al sector externo	780.463.107	0	0	0	0	780.463.107
405	01	03	01	Aportes en acciones y participaciones de capital a organismos internacionales	780.463.107	0	0	0	0	780.463.107
405	03	00	00	Concesión de préstamos a corto plazo	663.000.000	0	0	0	0	663.000.000
405	03	02	00	Concesión de préstamos al sector público a corto plazo	663.000.000	0	0	0	0	663.000.000
405	03	02	05	Concesión de préstamos a entes descentralizados con fines empresariales no petroleros	663.000.000	0	0	0	0	663.000.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**2.180.620.073**	**0**	**0**	**0**	**0**	**2.180.620.073**

RESUMEN NACIONAL

Presupuesto: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
406	01	00	00	Gastos de defensa y seguridad del Estado	2.180.620.073	0	0	0	0	2.180.620.073
406	01	01	00	Gastos de defensa y seguridad del Estado	2.180.620.073	0	0	0	0	2.180.620.073
407	**00**	**00**	**00**	**Transferencias y donaciones**	**918.234.477.266**	**28.170.957.405**	**0**	**0**	**0**	**946.405.434.671**
407	01	00	00	Transferencias y donaciones corrientes internas	516.261.748.829	12.257.985.376	0	0	0	528.519.734.205
407	01	01	00	Transferencias corrientes internas al sector privado	50.956.478.948	0	0	0	0	50.956.478.948
407	01	01	01	Pensiones del personal empleado, obrero y militar	3.575.702.719	0	0	0	0	3.575.702.719
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	26.697.379.035	0	0	0	0	26.697.379.035
407	01	01	03	Becas escolares	631.945.600	0	0	0	0	631.945.600
407	01	01	04	Becas universitarias en el país	58.886.552	0	0	0	0	58.886.552
407	01	01	05	Becas de perfeccionamiento profesional en el país	71.543.780	0	0	0	0	71.543.780
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	230.864.927	0	0	0	0	230.864.927
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	221.223.085	0	0	0	0	221.223.085
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	858.263.102	0	0	0	0	858.263.102
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.516.174.605	0	0	0	0	1.516.174.605
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	982.604.969	0	0	0	0	982.604.969
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.007.903.927	0	0	0	0	1.007.903.927
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	2.992.305.982	0	0	0	0	2.992.305.982
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	5.872.927.678	0	0	0	0	5.872.927.678
407	01	01	47	Sobrevivientes por enfermedad común	45.907.000	0	0	0	0	45.907.000
407	01	01	56	Otras asignaciones	5.007.160	0	0	0	0	5.007.160
407	01	01	70	Subsidios educacionales al sector privado	6.061.008.414	0	0	0	0	6.061.008.414
407	01	01	72	Subsidios culturales al sector privado	68.397.940	0	0	0	0	68.397.940
407	01	01	73	Subsidios a instituciones benéficas privadas	41.416.377	0	0	0	0	41.416.377
407	01	01	75	Subsidios a organismos laborales y gremiales	422.400	0	0	0	0	422.400
407	01	01	76	Subsidios a entidades religiosas	520.000	0	0	0	0	520.000
407	01	01	77	Subsidios a entidades deportivas y recreativas de carácter privado	14.973.696	0	0	0	0	14.973.696
407	01	01	78	Subsidios científicos al sector privado	200.000	0	0	0	0	200.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	900.000	0	0	0	0	900.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.274.247.168	0	0	0	0	1.274.247.168
407	01	02	01	Donaciones corrientes a personas	1.274.247.168	0	0	0	0	1.274.247.168
407	01	03	00	Transferencias corrientes internas al sector público	463.897.878.302	12.257.985.376	0	0	0	476.155.863.678
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	210.005.135.411	243.251.278	0	0	0	210.248.386.689
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	160.194.227.731	0	0	0	0	160.194.227.731
407	01	03	04	Transferencias corrientes a instituciones de protección social	9.275.020.924	0	0	0	0	9.275.020.924
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	16.589.232.226	0	0	0	0	16.589.232.226
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	44.520.987.914	12.014.734.098	0	0	0	56.535.722.012
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	311.797.864	0	0	0	0	311.797.864
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	1.712.089.470	0	0	0	0	1.712.089.470
407	01	03	10	Transferencias corrientes al Poder Estadal	21.278.392.660	0	0	0	0	21.278.392.660
407	01	03	11	Transferencias corrientes al Poder Municipal	10.994.102	0	0	0	0	10.994.102

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN NACIONAL

Presupuesto: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	16.207.372	0	0	0	0	16.207.372
407	01	05	01	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular	9.805.917	0	0	0	0	9.805.917
407	01	05	02	Pensiones del personal de alto nivel y de dirección	1.188.623	0	0	0	0	1.188.623
407	01	05	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	4.068.194	0	0	0	0	4.068.194
407	01	05	12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección	118.862	0	0	0	0	118.862
407	01	05	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	263.621	0	0	0	0	263.621
407	01	05	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección	433.155	0	0	0	0	433.155
407	01	05	98	Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	140.000	0	0	0	0	140.000
407	01	05	99	Otras subvenciones socio-económicas del personal pensionado de alto nivel y de dirección	189.000	0	0	0	0	189.000
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	116.937.039	0	0	0	0	116.937.039
407	01	06	01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular	40.448.094	0	0	0	0	40.448.094
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	3.924.051	0	0	0	0	3.924.051
407	01	06	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	62.385.663	0	0	0	0	62.385.663
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	127.468	0	0	0	0	127.468
407	01	06	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	5.445.465	0	0	0	0	5.445.465
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	374.482	0	0	0	0	374.482
407	01	06	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	1.552.432	0	0	0	0	1.552.432
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	1.548.334	0	0	0	0	1.548.334
407	01	06	98	Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	609.050	0	0	0	0	609.050
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	522.000	0	0	0	0	522.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	220.112.516	0	0	0	0	220.112.516
407	02	01	00	Transferencias corrientes al exterior	27.825.830	0	0	0	0	27.825.830
407	02	01	04	Transferencias corrientes a organismos internacionales	27.825.830	0	0	0	0	27.825.830
407	02	02	00	Donaciones corrientes al exterior	192.286.686	0	0	0	0	192.286.686
407	02	02	01	Donaciones corrientes a personas	192.286.686	0	0	0	0	192.286.686
407	03	00	00	Transferencias y donaciones de capital internas	116.137.600.756	15.912.972.029	0	0	0	132.050.572.785
407	03	03	00	Transferencias de capital internas al sector público	116.137.600.756	15.912.972.029	0	0	0	132.050.572.785
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	112.973.116.635	1.834.777.189	0	0	0	114.807.893.824
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	122.223.933	14.078.194.840	0	0	0	14.200.418.773
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	3.042.260.188	0	0	0	0	3.042.260.188
407	05	00	00	Situado	284.825.001.504	0	0	0	0	284.825.001.504
407	05	01	00	Situado Constitucional	284.825.001.504	0	0	0	0	284.825.001.504

RESUMEN NACIONAL

Presupuesto: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	05	01	01	Situado Estadal	227.860.001.203	0	0	0	0	227.860.001.203
407	05	01	02	Situado Municipal	56.965.000.301	0	0	0	0	56.965.000.301
407	06	00	00	Subsidio de Régimen Especial	615.806.011	0	0	0	0	615.806.011
407	06	01	00	Subsidio de Régimen Especial	615.806.011	0	0	0	0	615.806.011
407	07	00	00	Subsidio de capitalidad	100.000.000	0	0	0	0	100.000.000
407	07	01	00	Subsidio de capitalidad	100.000.000	0	0	0	0	100.000.000
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	74.207.650	0	0	0	0	74.207.650
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	74.207.650	0	0	0	0	74.207.650
407	12	01	01	Transferencias Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	11.542.530	0	0	0	0	11.542.530
407	12	01	02	Donaciones Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	62.665.120	0	0	0	0	62.665.120
408	**00**	**00**	**00**	**Otros gastos**	**5.200.000**	**0**	**0**	**0**	**0**	**5.200.000**
408	05	00	00	Obligaciones en el ejercicio vigente	5.200.000	0	0	0	0	5.200.000
408	05	02	00	Devoluciones y reintegros diversos	5.000.000	0	0	0	0	5.000.000
408	05	03	00	Indemnizaciones diversas	200.000	0	0	0	0	200.000
409	**00**	**00**	**00**	**Asignaciones no distribuidas**	**0**	**5.906.880.000**	**0**	**0**	**0**	**5.906.880.000**
409	22	00	00	Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales	0	5.906.880.000	0	0	0	5.906.880.000
409	22	01	00	Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales	0	5.906.880.000	0	0	0	5.906.880.000
410	**00**	**00**	**00**	**Servicio de la deuda pública**	**163.316.579.733**	**0**	**87.939.696.780**	**0**	**0**	**251.256.276.513**
410	01	00	00	Servicio de la deuda pública interna a corto plazo	4.314.109.233	0	3.011.401.064	0	0	7.325.510.297
410	01	01	00	Servicio de la deuda pública interna a corto plazo de títulos y valores	4.314.109.233	0	3.011.401.064	0	0	7.325.510.297
410	01	01	07	Descuentos en colocación de letras del tesoro a corto plazo	4.314.109.233	0	3.011.401.064	0	0	7.325.510.297
410	02	00	00	Servicio de la deuda pública interna a largo plazo	141.593.542.399	0	75.357.943.685	0	0	216.951.486.084
410	02	01	00	Servicio de la deuda pública interna a largo plazo de títulos y valores	141.593.542.399	0	75.357.943.685	0	0	216.951.486.084
410	02	01	03	Intereses de la deuda pública interna a largo plazo de títulos y valores	141.593.542.399	0	75.357.943.685	0	0	216.951.486.084
410	03	00	00	Servicio de la deuda pública externa a corto plazo	15.576.192	0	7.788.096	0	0	23.364.288
410	03	01	00	Servicio de la deuda pública externa a corto plazo de títulos y valores	15.576.192	0	7.788.096	0	0	23.364.288
410	03	01	04	Comisiones y otros gastos de la deuda pública externa a corto plazo de títulos y valores	15.576.192	0	7.788.096	0	0	23.364.288
410	04	00	00	Servicio de la deuda pública externa a largo plazo	17.393.351.909	0	9.562.563.935	0	0	26.955.915.844
410	04	01	00	Servicio de la deuda pública externa a largo plazo de títulos y valores	15.548.500.587	0	7.586.302.733	0	0	23.134.803.320
410	04	01	02	Intereses de la deuda pública externa a largo plazo de títulos y valores	14.889.867.384	0	7.108.303.659	0	0	21.998.171.043
410	04	01	04	Comisiones y otros gastos de la deuda pública externa a largo plazo de títulos y valores	658.633.203	0	477.999.074	0	0	1.136.632.277
410	04	02	00	Servicio de la deuda pública externa por préstamos a largo plazo	1.844.851.322	0	1.976.261.202	0	0	3.821.112.524
410	04	02	05	Intereses de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	896.057.538	0	967.097.336	0	0	1.863.154.874
410	04	02	06	Intereses de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	507.241.580	0	520.605.256	0	0	1.027.846.836
410	04	02	07	Intereses de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	243.925.129	0	408.300.202	0	0	652.225.331
410	04	02	08	Intereses de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo	5.440.662	0	5.440.662	0	0	10.881.324
410	04	02	13	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	52.031.916	0	15.875.225	0	0	67.907.141
410	04	02	14	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	40.236.596	0	10.739.613	0	0	50.976.209
410	04	02	15	Comisiones y otros gastos de la deuda pública externa por préstamos	50.490.573	0	17.747.244	0	0	68.237.817

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				recibidos de instituciones financieras externas a largo plazo						
410	04	02	16	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo	49.427.328	0	30.455.664	0	0	79.882.992
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.950.167.059**	**0**	**0**	**0**	**0**	**2.950.167.059**
411	01	00	00	Disminución de gastos de personal por pagar	20.000.000	0	0	0	0	20.000.000
411	01	01	00	Disminución de sueldos, salarios y otras remuneraciones por pagar	20.000.000	0	0	0	0	20.000.000
411	11	00	00	Obligaciones de ejercicios anteriores	2.930.167.059	0	0	0	0	2.930.167.059
411	11	02	00	Devoluciones y reintegros diversos	253.384.136	0	0	0	0	253.384.136
411	11	03	00	Indemnizaciones diversas	4.167.153	0	0	0	0	4.167.153
411	11	04	00	Compromisos pendientes de ejercicios anteriores	2.244.307.366	0	0	0	0	2.244.307.366
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	428.308.404	0	0	0	0	428.308.404
498	**00**	**00**	**00**	**Rectificaciones al presupuesto**	**28.482.500.150**	**0**	**0**	**0**	**0**	**28.482.500.150**
498	01	00	00	Rectificaciones al presupuesto	28.482.500.150	0	0	0	0	28.482.500.150
498	01	01	00	Rectificaciones al presupuesto	28.482.500.150	0	0	0	0	28.482.500.150
				Totales	**1.424.125.007.519**	**36.509.477.017**	**87.939.696.780**	**0**	**0**	**1.548.574.181.316**

01

Asamblea Nacional

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.896.773.190**	**0**	**0**	**0**	**0**	**2.896.773.190**
401	01	00	00	Sueldos, salarios y otras retribuciones	775.644.295	0	0	0	0	775.644.295
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	296.180.881	0	0	0	0	296.180.881
401	01	03	00	Suplencias a empleados	1.515.000	0	0	0	0	1.515.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	198.838.626	0	0	0	0	198.838.626
401	01	13	00	Suplencias a obreros	1.548.000	0	0	0	0	1.548.000
401	01	18	00	Remuneraciones al personal contratado	92.991.398	0	0	0	0	92.991.398
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	83.873.623	0	0	0	0	83.873.623
401	01	18	02	Remuneraciones por honorarios profesionales	9.117.775	0	0	0	0	9.117.775
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	586.000	0	0	0	0	586.000
401	01	29	00	Dietas	1.987.440	0	0	0	0	1.987.440
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	58.850.000	0	0	0	0	58.850.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	114.277.750	0	0	0	0	114.277.750
401	01	37	00	Dietas de los altos funcionarios y altas funcionarias del poder público y de elección popular	2.832.000	0	0	0	0	2.832.000
401	01	99	00	Otras retribuciones	6.037.200	0	0	0	0	6.037.200
401	03	00	00	Primas	165.203.887	0	0	0	0	165.203.887
401	03	02	00	Primas de transporte a empleados	5.588.964	0	0	0	0	5.588.964
401	03	04	00	Primas por hijos a empleados	2.283.856	0	0	0	0	2.283.856
401	03	08	00	Primas de profesionalización a empleados	4.544.029	0	0	0	0	4.544.029
401	03	09	00	Primas por antigüedad a empleados	64.470.972	0	0	0	0	64.470.972
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	21.302.000	0	0	0	0	21.302.000
401	03	17	00	Primas de transporte a obreros	3.946.595	0	0	0	0	3.946.595
401	03	19	00	Primas por hijos de obreros	1.938.808	0	0	0	0	1.938.808
401	03	21	00	Primas por antigüedad a obreros	40.956.707	0	0	0	0	40.956.707
401	03	22	00	Primas de profesionalización a obreros	400.808	0	0	0	0	400.808
401	03	37	00	Primas de transporte al personal contratado	1.604.753	0	0	0	0	1.604.753
401	03	39	00	Primas por hijos al personal contratado	363.288	0	0	0	0	363.288
401	03	40	00	Primas de profesionalización al personal contratado	758.524	0	0	0	0	758.524
401	03	41	00	Primas por antigüedad al personal contratado	2.711.418	0	0	0	0	2.711.418
401	03	96	00	Otras primas al personal de alto nivel y de dirección	14.246.165	0	0	0	0	14.246.165
401	03	97	00	Otras primas a empleados	87.000	0	0	0	0	87.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	00	00	Complementos de sueldos y salarios	313.763.680	0	0	0	0	313.763.680
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	2.362.000	0	0	0	0	2.362.000
401	04	02	00	Complemento a empleados por trabajo nocturno	2.953.000	0	0	0	0	2.953.000
401	04	03	00	Complemento a empleados por gastos de alimentación	106.000	0	0	0	0	106.000
401	04	05	00	Complemento a empleados por gastos de representación	154.000	0	0	0	0	154.000
401	04	06	00	Complemento a empleados por comisión de servicios	2.433.000	0	0	0	0	2.433.000
401	04	08	00	Bono compensatorio de alimentación a empleados	104.859.600	0	0	0	0	104.859.600
401	04	10	00	Complemento a empleados por días feriados	1.938.000	0	0	0	0	1.938.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.569.000	0	0	0	0	1.569.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.961.000	0	0	0	0	1.961.000
401	04	16	00	Complemento a obreros por gastos de alimentación	350.000	0	0	0	0	350.000
401	04	18	00	Bono compensatorio de alimentación a obreros	71.300.500	0	0	0	0	71.300.500
401	04	20	00	Complemento a obreros por días feriados	1.287.000	0	0	0	0	1.287.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.285.000	0	0	0	0	1.285.000
401	04	25	00	Complemento al personal contratado por gastos de alimentación	125.000	0	0	0	0	125.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	31.188.500	0	0	0	0	31.188.500
401	04	28	00	Complemento al personal contratado por días feriados	469.000	0	0	0	0	469.000
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	4.555.000	0	0	0	0	4.555.000
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	37.137.480	0	0	0	0	37.137.480
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	3.108.000	0	0	0	0	3.108.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	40.051.600	0	0	0	0	40.051.600
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	3.524.000	0	0	0	0	3.524.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	322.000	0	0	0	0	322.000
401	04	96	00	Otros complementos a empleados	171.000	0	0	0	0	171.000
401	04	97	00	Otros complementos a obreros	434.000	0	0	0	0	434.000
401	04	98	00	Otros complementos al personal contratado	120.000	0	0	0	0	120.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	412.293.427	0	0	0	0	412.293.427
401	05	01	00	Aguinaldos a empleados	33.390.811	0	0	0	0	33.390.811
401	05	03	00	Bono vacacional a empleados	150.787.889	0	0	0	0	150.787.889
401	05	04	00	Aguinaldos a obreros	20.704.517	0	0	0	0	20.704.517

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	06	00	Bono vacacional a obreros	89.892.731	0	0	0	0	89.892.731
401	05	07	00	Aguinaldos al personal contratado	8.430.372	0	0	0	0	8.430.372
401	05	08	00	Bono vacacional al personal contratado	27.077.537	0	0	0	0	27.077.537
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	3.665.000	0	0	0	0	3.665.000
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	8.457.000	0	0	0	0	8.457.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	14.539.076	0	0	0	0	14.539.076
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	55.348.494	0	0	0	0	55.348.494
401	06	00	00	Aportes patronales y legales	175.437.878	0	0	0	0	175.437.878
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	49.987.592	0	0	0	0	49.987.592
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	11.108.353	0	0	0	0	11.108.353
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	9.935.333	0	0	0	0	9.935.333
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	32.381.571	0	0	0	0	32.381.571
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	7.197.016	0	0	0	0	7.197.016
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	6.282.060	0	0	0	0	6.282.060
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	11.775.112	0	0	0	0	11.775.112
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.302.859	0	0	0	0	2.302.859
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	2.642.716	0	0	0	0	2.642.716
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	10.077.000	0	0	0	0	10.077.000
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	1.941.000	0	0	0	0	1.941.000
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	21.023.037	0	0	0	0	21.023.037
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	4.113.110	0	0	0	0	4.113.110
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	4.671.119	0	0	0	0	4.671.119
401	07	00	00	Asistencia socio-económica	712.723.637	0	0	0	0	712.723.637
401	07	01	00	Capacitación y adiestramiento a empleados	3.400.000	0	0	0	0	3.400.000
401	07	02	00	Becas a empleados	11.035.051	0	0	0	0	11.035.051
401	07	03	00	Ayudas por matrimonio a empleados	2.634.640	0	0	0	0	2.634.640
401	07	04	00	Ayudas por nacimiento de hijos a empleados	397.137	0	0	0	0	397.137
401	07	05	00	Ayudas por defunción a empleados	190.512	0	0	0	0	190.512
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	750.000	0	0	0	0	750.000

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	55.845.116	0	0	0	0	55.845.116
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	194.558.508	0	0	0	0	194.558.508
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	6.880.868	0	0	0	0	6.880.868
401	07	10	00	Dotación de uniformes a empleados	27.309.245	0	0	0	0	27.309.245
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.699.256	0	0	0	0	2.699.256
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	225.600	0	0	0	0	225.600
401	07	17	00	Capacitación y adiestramiento a obreros	2.725.000	0	0	0	0	2.725.000
401	07	18	00	Becas a obreros	8.995.335	0	0	0	0	8.995.335
401	07	19	00	Ayudas por matrimonio de obreros	3.440.480	0	0	0	0	3.440.480
401	07	20	00	Ayudas por nacimiento de hijos de obreros	461.775	0	0	0	0	461.775
401	07	21	00	Ayudas por defunción a obreros	200.512	0	0	0	0	200.512
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	725.000	0	0	0	0	725.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	34.209.810	0	0	0	0	34.209.810
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	120.385.884	0	0	0	0	120.385.884
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	5.400.792	0	0	0	0	5.400.792
401	07	26	00	Dotación de uniformes a obreros	25.163.000	0	0	0	0	25.163.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.103.016	0	0	0	0	1.103.016
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	47.520	0	0	0	0	47.520
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	1.172.000	0	0	0	0	1.172.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	900.000	0	0	0	0	900.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	1.824.480	0	0	0	0	1.824.480
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	200.265	0	0	0	0	200.265
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	135.512	0	0	0	0	135.512
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	525.000	0	0	0	0	525.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	22.116.159	0	0	0	0	22.116.159
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	61.015.862	0	0	0	0	61.015.862
401	07	74	00	Capacitación y adiestramiento al personal contratado	575.000	0	0	0	0	575.000
401	07	75	00	Becas al personal contratado	2.279.837	0	0	0	0	2.279.837
401	07	76	00	Ayudas por matrimonio al personal contratado	1.620.320	0	0	0	0	1.620.320

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	165.510	0	0	0	0	165.510
401	07	78	00	Ayudas por defunción al personal contratado	92.208	0	0	0	0	92.208
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	275.000	0	0	0	0	275.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	12.762.712	0	0	0	0	12.762.712
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	35.173.100	0	0	0	0	35.173.100
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.404.218	0	0	0	0	1.404.218
401	07	83	00	Dotación de uniformes al personal contratado	14.750.000	0	0	0	0	14.750.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.038.792	0	0	0	0	1.038.792
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	7.200	0	0	0	0	7.200
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	29.520.224	0	0	0	0	29.520.224
401	07	96	00	Otras subvenciones a empleados	10.343.605	0	0	0	0	10.343.605
401	07	97	00	Otras subvenciones a obreros	4.397.476	0	0	0	0	4.397.476
401	07	99	00	Otras subvenciones al personal contratado	1.645.100	0	0	0	0	1.645.100
401	08	00	00	Prestaciones sociales e indemnizaciones	341.706.386	0	0	0	0	341.706.386
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	161.598.610	0	0	0	0	161.598.610
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	94.935.129	0	0	0	0	94.935.129
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	23.905.495	0	0	0	0	23.905.495
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	14.536.000	0	0	0	0	14.536.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	46.731.152	0	0	0	0	46.731.152
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**289.551.770**	**0**	**0**	**0**	**0**	**289.551.770**
402	01	00	00	Productos alimenticios y agropecuarios	42.386.862	0	0	0	0	42.386.862
402	01	01	00	Alimentos y bebidas para personas	41.922.862	0	0	0	0	41.922.862
402	01	02	00	Alimentos para animales	424.000	0	0	0	0	424.000
402	01	03	00	Productos agrícolas y pecuarios	40.000	0	0	0	0	40.000
402	02	00	00	Textiles y vestuarios	4.551.795	0	0	0	0	4.551.795
402	02	01	00	Textiles	3.236.795	0	0	0	0	3.236.795
402	02	02	00	Prendas de vestir	1.005.000	0	0	0	0	1.005.000
402	02	03	00	Calzados	310.000	0	0	0	0	310.000
402	03	00	00	Productos de cuero y caucho	7.622.000	0	0	0	0	7.622.000
402	03	03	00	Cauchos y tripas para vehículos	7.622.000	0	0	0	0	7.622.000

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	67.758.516	0	0	0	0	67.758.516
402	05	01	00	Pulpa de madera, papel y cartón	18.819.967	0	0	0	0	18.819.967
402	05	02	00	Envases y cajas de papel y cartón	2.150.950	0	0	0	0	2.150.950
402	05	03	00	Productos de papel y cartón para oficina	42.732.808	0	0	0	0	42.732.808
402	05	04	00	Libros, revistas y periódicos	357.301	0	0	0	0	357.301
402	05	06	00	Productos de papel y cartón para computación	500.000	0	0	0	0	500.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.197.490	0	0	0	0	3.197.490
402	06	00	00	Productos químicos y derivados	21.532.049	0	0	0	0	21.532.049
402	06	03	00	Tintas, pinturas y colorantes	7.026.546	0	0	0	0	7.026.546
402	06	04	00	Productos farmacéuticos y medicamentos	1.653.500	0	0	0	0	1.653.500
402	06	05	00	Productos de tocador	183.240	0	0	0	0	183.240
402	06	06	00	Combustibles y lubricantes	1.582.230	0	0	0	0	1.582.230
402	06	08	00	Productos plásticos	9.486.533	0	0	0	0	9.486.533
402	06	99	00	Otros productos de la industria química y conexos	1.600.000	0	0	0	0	1.600.000
402	07	00	00	Productos minerales no metálicos	3.125.000	0	0	0	0	3.125.000
402	07	02	00	Vidrios y productos de vidrio	2.925.000	0	0	0	0	2.925.000
402	07	04	00	Cemento, cal y yeso	200.000	0	0	0	0	200.000
402	08	00	00	Productos metálicos	24.640.800	0	0	0	0	24.640.800
402	08	01	00	Productos primarios de hierro y acero	2.275.000	0	0	0	0	2.275.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.467.500	0	0	0	0	3.467.500
402	08	04	00	Productos metálicos estructurales	300.000	0	0	0	0	300.000
402	08	07	00	Material de señalamiento	1.676.000	0	0	0	0	1.676.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.891.800	0	0	0	0	1.891.800
402	08	10	00	Repuestos y accesorios para otros equipos	15.020.500	0	0	0	0	15.020.500
402	08	99	00	Otros productos metálicos	10.000	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	117.934.748	0	0	0	0	117.934.748
402	10	01	00	Artículos de deporte, recreación y juguetes	1.545.000	0	0	0	0	1.545.000
402	10	02	00	Materiales y útiles de limpieza y aseo	14.427.825	0	0	0	0	14.427.825
402	10	03	00	Utensilios de cocina y comedor	1.632.597	0	0	0	0	1.632.597
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.003.000	0	0	0	0	1.003.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	23.554.749	0	0	0	0	23.554.749

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	2.395.000	0	0	0	0	2.395.000
402	10	07	00	Productos de seguridad en el trabajo	1.175.000	0	0	0	0	1.175.000
402	10	08	00	Materiales para equipos de computación	60.114.583	0	0	0	0	60.114.583
402	10	09	00	Especies timbradas y valores	60.000	0	0	0	0	60.000
402	10	11	00	Materiales eléctricos	5.654.900	0	0	0	0	5.654.900
402	10	12	00	Materiales para instalaciones sanitarias	1.927.000	0	0	0	0	1.927.000
402	10	13	00	Materiales fotográficos	155.000	0	0	0	0	155.000
402	10	99	00	Otros productos y útiles diversos	4.290.094	0	0	0	0	4.290.094
403	**00**	**00**	**00**	**Servicios no personales**	**405.207.885**	**0**	**0**	**0**	**0**	**405.207.885**
403	01	00	00	Alquileres de inmuebles	792.000	0	0	0	0	792.000
403	01	01	00	Alquileres de edificios y locales	792.000	0	0	0	0	792.000
403	02	00	00	Alquileres de maquinaria y equipos	12.229.743	0	0	0	0	12.229.743
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.640.000	0	0	0	0	1.640.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	820.000	0	0	0	0	820.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	1.550.000	0	0	0	0	1.550.000
403	02	99	00	Alquileres de otras maquinaria y equipos	8.219.743	0	0	0	0	8.219.743
403	04	00	00	Servicios básicos	14.663.200	0	0	0	0	14.663.200
403	04	01	00	Electricidad	1.030.000	0	0	0	0	1.030.000
403	04	02	00	Gas	30.000	0	0	0	0	30.000
403	04	03	00	Agua	240.000	0	0	0	0	240.000
403	04	04	00	Teléfonos	7.300.000	0	0	0	0	7.300.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	4.940.000	0	0	0	0	4.940.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	2.360.000	0	0	0	0	2.360.000
403	04	05	00	Servicio de comunicaciones	2.910.200	0	0	0	0	2.910.200
403	04	06	00	Servicio de aseo urbano y domiciliario	1.515.000	0	0	0	0	[illegible]
403	04	07	00	Servicio de condominio	1.638.000	0	0	0	[illegible]	[illegible]
403	06	00	00	Servicios de transporte y almacenaje	620.000	0	0	0	[illegible]	[illegible]
403	06	03	00	Estacionamiento	620.000	0	0	0	[illegible]	[illegible]
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.796.730	0	0	0	[illegible]	[illegible]
403	07	01	00	Publicidad y propaganda	438.200	0	0	0	0	[illegible]
403	07	02	00	Imprenta y reproducción	1.269.530	0	0	0	0	[illegible]

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	03	00	Relaciones sociales	13.385.000	0	0	0	0	13.385.000
403	07	04	00	Avisos	704.000	0	0	0	0	704.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	10.244.500	0	0	0	0	10.244.500
403	08	01	00	Primas y gastos de seguros	10.120.000	0	0	0	0	10.120.000
403	08	02	00	Comisiones y gastos bancarios	124.500	0	0	0	0	124.500
403	09	00	00	Viáticos y pasajes	26.499.459	0	0	0	0	26.499.459
403	09	01	00	Viáticos y pasajes dentro del país	11.775.207	0	0	0	0	11.775.207
403	09	02	00	Viáticos y pasajes fuera del país	14.724.252	0	0	0	0	14.724.252
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	25.937.124	0	0	0	0	25.937.124
403	10	02	00	Servicios de contabilidad y auditoría	400.000	0	0	0	0	400.000
403	10	03	00	Servicios de procesamiento de datos	16.000.000	0	0	0	0	16.000.000
403	10	06	00	Servicios de veterinaria	2.839.838	0	0	0	0	2.839.838
403	10	07	00	Servicios de capacitación y adiestramiento	3.339.500	0	0	0	0	3.339.500
403	10	09	00	Servicios de lavandería y tintorería	2.181.500	0	0	0	0	2.181.500
403	10	99	00	Otros servicios profesionales y técnicos	1.176.286	0	0	0	0	1.176.286
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	64.170.000	0	0	0	0	64.170.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	14.395.000	0	0	0	0	14.395.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	5.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.105.000	0	0	0	0	5.105.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	44.665.000	0	0	0	0	44.665.000
403	12	00	00	Conservación y reparaciones menores de obras	51.295.714	0	0	0	0	51.295.714
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	51.295.714	0	0	0	0	51.295.714
403	16	00	00	Servicios de diversión, esparcimiento y culturales	54.674.000	0	0	0	0	54.674.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	54.674.000	0	0	0	0	54.674.000
403	18	00	00	Impuestos indirectos	121.941.649	0	0	0	0	121.941.649
403	18	01	00	Impuesto al valor agregado	121.941.649	0	0	0	0	121.941.649
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	3.087.776	0	0	0	0	3.087.776
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	3.087.776	0	0	0	0	3.087.776
403	99	00	00	Otros servicios no personales	3.255.990	0	0	0	0	3.255.990
403	99	01	00	Otros servicios no personales	3.255.990	0	0	0	0	3.255.990
404	**00**	**00**	**00**	**Activos reales**	**274.089.502**	**0**	**0**	**0**	**0**	**274.089.502**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	16.730.000	0	0	0	0	16.730.000
404	01	01	00	Repuestos mayores	9.280.000	0	0	0	0	9.280.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	6.880.000	0	0	0	0	6.880.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	2.400.000	0	0	0	0	2.400.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	7.450.000	0	0	0	0	7.450.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	100.000
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	7.350.000	0	0	0	0	7.350.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	3.410.714	0	0	0	0	3.410.714
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	3.410.714	0	0	0	0	3.410.714
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	7.555.000	0	0	0	0	7.555.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	7.555.000	0	0	0	0	7.555.000
404	04	00	00	Equipos de transporte, tracción y elevación	31.314.400	0	0	0	0	31.314.400
404	04	01	00	Vehículos automotores terrestres	13.150.000	0	0	0	0	13.150.000
404	04	03	00	Equipos marítimos de transporte	60.000	0	0	0	0	60.000
404	04	05	00	Vehículos de tracción no motorizados	104.400	0	0	0	0	104.400
404	04	06	00	Equipos auxiliares de transporte	18.000.000	0	0	0	0	18.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	50.209.387	0	0	0	0	50.209.387
404	05	01	00	Equipos de telecomunicaciones	50.209.387	0	0	0	0	50.209.387
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	200.000	0	0	0	0	200.000
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	200.000	0	0	0	0	200.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.075.000	0	0	0	0	1.075.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	45.000	0	0	0	0	45.000
404	07	06	00	Instrumentos musicales y equipos de audio	1.030.000	0	0	0	0	1.030.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	142.802.451	0	0	0	0	142.802.451
404	09	01	00	Mobiliario y equipos de oficina	12.125.235	0	0	0	0	12.125.235
404	09	02	00	Equipos de computación	42.938.824	0	0	0	0	42.938.824
404	09	03	00	Mobiliario y equipos de alojamiento	86.638.392	0	0	0	0	86.638.392
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.100.000	0	0	0	0	1.100.000
404	12	00	00	Activos intangibles	20.180.000	0	0	0	0	20.180.000
404	12	04	00	Paquetes y programas de computación	20.180.000	0	0	0	0	20.180.000
404	99	00	00	Otros activos reales	612.550	0	0	0	0	612.550

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	99	01	00	Otros activos reales	612.550	0	0	0	0	612.550
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.214.774.548**	**0**	**0**	**0**	**0**	**1.214.774.548**
407	01	00	00	Transferencias y donaciones corrientes internas	1.213.151.900	0	0	0	0	1.213.151.900
407	01	01	00	Transferencias corrientes internas al sector privado	797.065.481	0	0	0	0	797.065.481
407	01	01	01	Pensiones del personal empleado, obrero y militar	50.735.135	0	0	0	0	50.735.135
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	287.651.297	0	0	0	0	287.651.297
407	01	01	03	Becas escolares	100.000	0	0	0	0	100.000
407	01	01	04	Becas universitarias en el país	262.500	0	0	0	0	262.500
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	5.703.000	0	0	0	0	5.703.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	7.488.622	0	0	0	0	7.488.622
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	51.933.000	0	0	0	0	51.933.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	33.616.381	0	0	0	0	33.616.381
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	17.582.000	0	0	0	0	17.582.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	43.571.365	0	0	0	0	43.571.365
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	164.679.000	0	0	0	0	164.679.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	87.836.181	0	0	0	0	87.836.181
407	01	01	47	Sobrevivientes por enfermedad común	45.907.000	0	0	0	0	45.907.000
407	01	02	00	Donaciones corrientes internas al sector privado	6.150.000	0	0	0	0	6.150.000
407	01	02	01	Donaciones corrientes a personas	6.150.000	0	0	0	0	6.150.000
407	01	03	00	Transferencias corrientes internas al sector público	409.936.419	0	0	0	0	409.936.419
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	409.936.419	0	0	0	0	409.936.419
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.622.648	0	0	0	0	1.622.648
407	02	01	00	Transferencias corrientes al exterior	1.622.648	0	0	0	0	1.622.648
407	02	01	04	Transferencias corrientes a organismos internacionales	1.622.648	0	0	0	0	1.622.648
411	**00**	**00**	**00**	**Disminución de pasivos**	**19.490.000**	**0**	**0**	**0**	**0**	**19.490.000**
411	11	00	00	Obligaciones de ejercicios anteriores	19.490.000	0	0	0	0	19.490.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	16.990.000	0	0	0	0	16.990.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	2.500.000	0	0	0	0	2.500.000
				Totales	**5.099.886.895**	**0**	**0**	**0**	**0**	**5.099.886.895**

Exhibit C to the Annual Report on Form 18-K of the Bolivarian Republic of Venezuela

2016 Annual Budget Vol. 5 of 8

02
Contraloría General de la República

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**553.397.173**	**0**	**0**	**0**	**0**	**553.397.173**
401	01	00	00	Sueldos, salarios y otras retribuciones	237.148.688	0	0	0	0	237.148.688
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	139.058.993	0	0	0	0	139.058.993
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	190.676	0	0	0	0	190.676
401	01	03	00	Suplencias a empleados	300.000	0	0	0	0	300.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	10.112.131	0	0	0	0	10.112.131
401	01	18	00	Remuneraciones al personal contratado	11.300.000	0	0	0	0	11.300.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	7.400.000	0	0	0	0	7.400.000
401	01	18	02	Remuneraciones por honorarios profesionales	3.900.000	0	0	0	0	3.900.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.076.000	0	0	0	0	1.076.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	623.700	0	0	0	0	623.700
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	521.859	0	0	0	0	521.859
401	01	99	00	Otras retribuciones	73.965.329	0	0	0	0	73.965.329
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	13.941.513	0	0	0	0	13.941.513
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	13.591.662	0	0	0	0	13.591.662
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	40.900	0	0	0	0	40.900
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	308.951	0	0	0	0	308.951
401	03	00	00	Primas	43.242.642	0	0	0	0	43.242.642
401	03	04	00	Primas por hijos a empleados	4.300.800	0	0	0	0	4.300.800
401	03	08	00	Primas de profesionalización a empleados	9.943.500	0	0	0	0	9.943.500
401	03	09	00	Primas por antigüedad a empleados	23.438.322	0	0	0	0	23.438.322
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.715.242	0	0	0	0	4.715.242
401	03	19	00	Primas por hijos de obreros	218.400	0	0	0	0	218.400
401	03	21	00	Primas por antigüedad a obreros	626.378	0	0	0	0	626.378
401	04	00	00	Complementos de sueldos y salarios	37.077.950	0	0	0	0	37.077.950
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	4.890.200	0	0	0	0	4.890.200
401	04	02	00	Complemento a empleados por trabajo nocturno	1.391.500	0	0	0	0	1.391.500
401	04	08	00	Bono compensatorio de alimentación a empleados	27.965.950	0	0	0	0	27.965.950
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	488.000	0	0	0	0	488.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	25.100	0	0	0	0	25.100

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	17	00	Complemento a obreros por gastos de transporte	240.000	0	0	0	0	240.000
401	04	18	00	Bono compensatorio de alimentación a obreros	1.324.350	0	0	0	0	1.324.350
401	04	26	00	Bono compensatorio de alimentación al personal contratado	664.200	0	0	0	0	664.200
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	64.350	0	0	0	0	64.350
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	24.300	0	0	0	0	24.300
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	23.058.962	0	0	0	0	23.058.962
401	05	03	00	Bono vacacional a empleados	21.450.469	0	0	0	0	21.450.469
401	05	06	00	Bono vacacional a obreros	441.880	0	0	0	0	441.880
401	05	08	00	Bono vacacional al personal contratado	388.890	0	0	0	0	388.890
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	73.458	0	0	0	0	73.458
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	643.075	0	0	0	0	643.075
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	61.190	0	0	0	0	61.190
401	06	00	00	Aportes patronales y legales	29.413.651	0	0	0	0	29.413.651
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	17.430.044	0	0	0	0	17.430.044
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	3.916.994	0	0	0	0	3.916.994
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	6.626.168	0	0	0	0	6.626.168
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	440.992	0	0	0	0	440.992
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	85.748	0	0	0	0	85.748
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	166.021	0	0	0	0	166.021
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	438.465	0	0	0	0	438.465
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	119.243	0	0	0	0	119.243
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	46.798	0	0	0	0	46.798
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	26.480	0	0	0	0	26.480
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	15.258	0	0	0	0	15.258
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	46.798	0	0	0	0	46.798
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	41.932	0	0	0	0	41.932
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	12.710	0	0	0	0	12.710
401	07	00	00	Asistencia socio-económica	92.505.658	0	0	0	0	92.505.658
401	07	01	00	Capacitación y adiestramiento a empleados	60.000	0	0	0	0	60.000

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	19.437.045	0	0	0	0	19.437.045
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	4.038.780	0	0	0	0	4.038.780
401	07	10	00	Dotación de uniformes a empleados	40.000.000	0	0	0	0	40.000.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	14.499.318	0	0	0	0	14.499.318
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.701.000	0	0	0	0	1.701.000
401	07	17	00	Capacitación y adiestramiento a obreros	500.000	0	0	0	0	500.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	413.293	0	0	0	0	413.293
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	152.000	0	0	0	0	152.000
401	07	26	00	Dotación de uniformes a obreros	10.000.000	0	0	0	0	10.000.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.060.800	0	0	0	0	1.060.800
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	98.000	0	0	0	0	98.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	79.336	0	0	0	0	79.336
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	66.086	0	0	0	0	66.086
401	07	97	00	Otras subvenciones a obreros	400.000	0	0	0	0	400.000
401	08	00	00	Prestaciones sociales e indemnizaciones	77.008.109	0	0	0	0	77.008.109
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	73.935.454	0	0	0	0	73.935.454
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.495.357	0	0	0	0	1.495.357
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.172.401	0	0	0	0	1.172.401
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	220.874	0	0	0	0	220.874
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	184.023	0	0	0	0	184.023
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**93.400.806**	**0**	**0**	**0**	**0**	**93.400.806**
402	01	00	00	Productos alimenticios y agropecuarios	11.127.646	0	0	0	0	11.127.646
402	01	01	00	Alimentos y bebidas para personas	11.109.046	0	0	0	0	11.109.046
402	01	03	00	Productos agrícolas y pecuarios	18.600	0	0	0	0	18.600
402	02	00	00	Productos de minas, canteras y yacimientos	154.830	0	0	0	0	154.830
402	02	04	00	Mineral no ferroso	60.190	0	0	0	0	60.190
402	02	05	00	Piedra, arcilla, arena y tierra	72.320	0	0	0	0	72.320
402	02	99	00	Otros productos de minas, canteras y yacimientos	22.320	0	0	0	0	22.320
402	03	00	00	Textiles y vestuarios	1.753.482	0	0	0	0	1.753.482
402	03	01	00	Textiles	1.032.849	0	0	0	0	1.032.849

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	02	00	Prendas de vestir	502.000	0	0	0	0	502.000
402	03	03	00	Calzados	102.000	0	0	0	0	102.000
402	03	99	00	Otros productos textiles y vestuarios	116.633	0	0	0	0	116.633
402	04	00	00	Productos de cuero y caucho	4.098.820	0	0	0	0	4.098.820
402	04	01	00	Cueros y pieles	137.200	0	0	0	0	137.200
402	04	02	00	Productos de cuero y sucedáneos del cuero	233.176	0	0	0	0	233.176
402	04	03	00	Cauchos y tripas para vehículos	3.720.000	0	0	0	0	3.720.000
402	04	99	00	Otros productos de cuero y caucho	8.444	0	0	0	0	8.444
402	05	00	00	Productos de papel, cartón e impresos	11.350.824	0	0	0	0	11.350.824
402	05	01	00	Pulpa de madera, papel y cartón	4.430.527	0	0	0	0	4.430.527
402	05	02	00	Envases y cajas de papel y cartón	1.446.924	0	0	0	0	1.446.924
402	05	03	00	Productos de papel y cartón para oficina	3.690.000	0	0	0	0	3.690.000
402	05	04	00	Libros, revistas y periódicos	567.609	0	0	0	0	567.609
402	05	05	00	Material de enseñanza	102.232	0	0	0	0	102.232
402	05	06	00	Productos de papel y cartón para computación	207.056	0	0	0	0	207.056
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	875.398	0	0	0	0	875.398
402	05	99	00	Otros productos de pulpa, papel y cartón	31.078	0	0	0	0	31.078
402	06	00	00	Productos químicos y derivados	10.738.482	0	0	0	0	10.738.482
402	06	01	00	Sustancias químicas y de uso industrial	446.400	0	0	0	0	446.400
402	06	02	00	Abonos, plaguicidas y otros	41.536	0	0	0	0	41.536
402	06	03	00	Tintas, pinturas y colorantes	2.946.740	0	0	0	0	2.946.740
402	06	04	00	Productos farmacéuticos y medicamentos	3.813.000	0	0	0	0	3.813.000
402	06	05	00	Productos de tocador	566.200	0	0	0	0	566.200
402	06	06	00	Combustibles y lubricantes	1.734.063	0	0	0	0	1.734.063
402	06	08	00	Productos plásticos	1.049.120	0	0	0	0	1.049.120
402	06	09	00	Mezclas explosivas	48.423	0	0	0	0	48.423
402	06	99	00	Otros productos de la industria química y conexos	93.000	0	0	0	0	93.000
402	07	00	00	Productos minerales no metálicos	698.482	0	0	0	0	698.482
402	07	01	00	Productos de barro, loza y porcelana	105.648	0	0	0	0	105.648
402	07	02	00	Vidrios y productos de vidrio	444.962	0	0	0	0	444.962
402	07	03	00	Productos de arcilla para construcción	93.840	0	0	0	0	93.840

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	04	00	Cemento, cal y yeso	54.032	0	0	0	0	54.032
402	08	00	00	Productos metálicos	16.345.721	0	0	0	0	16.345.721
402	08	01	00	Productos primarios de hierro y acero	17.000	0	0	0	0	17.000
402	08	02	00	Productos de metales no ferrosos	17.446	0	0	0	0	17.446
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	7.399.400	0	0	0	0	7.399.400
402	08	04	00	Productos metálicos estructurales	86.973	0	0	0	0	86.973
402	08	05	00	Materiales de orden público, seguridad y defensa	1.252.800	0	0	0	0	1.252.800
402	08	07	00	Material de señalamiento	538.824	0	0	0	0	538.824
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.366.600	0	0	0	0	3.366.600
402	08	10	00	Repuestos y accesorios para otros equipos	3.517.878	0	0	0	0	3.517.878
402	08	99	00	Otros productos metálicos	148.800	0	0	0	0	148.800
402	09	00	00	Productos de madera	35.749	0	0	0	0	35.749
402	09	01	00	Productos primarios de madera	14.545	0	0	0	0	14.545
402	09	02	00	Muebles y accesorios de madera para edificaciones	11.532	0	0	0	0	11.532
402	09	99	00	Otros productos de madera	9.672	0	0	0	0	9.672
402	10	00	00	Productos varios y útiles diversos	34.985.970	0	0	0	0	34.985.970
402	10	01	00	Artículos de deporte, recreación y juguetes	199.998	0	0	0	0	199.998
402	10	02	00	Materiales y útiles de limpieza y aseo	7.500.000	0	0	0	0	7.500.000
402	10	03	00	Utensilios de cocina y comedor	970.842	0	0	0	0	970.842
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	939.804	0	0	0	0	939.804
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.595.460	0	0	0	0	5.595.460
402	10	06	00	Condecoraciones, ofrendas y similares	2.172.300	0	0	0	0	2.172.300
402	10	07	00	Productos de seguridad en el trabajo	2.612.681	0	0	0	0	2.612.681
402	10	08	00	Materiales para equipos de computación	6.350.000	0	0	0	0	6.350.000
402	10	09	00	Especies timbradas y valores	9.300	0	0	0	0	9.300
402	10	11	00	Materiales eléctricos	5.765.525	0	0	0	0	5.765.525
402	10	12	00	Materiales para instalaciones sanitarias	839.772	0	0	0	0	839.772
402	10	13	00	Materiales fotográficos	66.394	0	0	0	0	66.394
402	10	99	00	Otros productos y útiles diversos	1.963.894	0	0	0	0	1.963.894
402	99	00	00	Otros materiales y suministros	2.110.800	0	0	0	0	2.110.800
402	99	01	00	Otros materiales y suministros	2.110.800	0	0	0	0	2.110.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**151.471.979**	0	0	0	0	**151.471.979**
403	01	00	00	Alquileres de inmuebles	605.950	0	0	0	0	605.950
403	01	01	00	Alquileres de edificios y locales	558.000	0	0	0	0	558.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	47.950	0	0	0	0	47.950
403	02	00	00	Alquileres de maquinaria y equipos	8.011.310	0	0	0	0	8.011.310
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	683.922	0	0	0	0	683.922
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	83.514	0	0	0	0	83.514
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	68.634	0	0	0	0	68.634
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	141.360	0	0	0	0	141.360
403	02	99	00	Alquileres de otras maquinaria y equipos	7.033.880	0	0	0	0	7.033.880
403	03	00	00	Derechos sobre bienes intangibles	251.576	0	0	0	0	251.576
403	03	02	00	Derechos de autor	251.576	0	0	0	0	251.576
403	04	00	00	Servicios básicos	10.140.819	0	0	0	0	10.140.819
403	04	01	00	Electricidad	803.205	0	0	0	0	803.205
403	04	02	00	Gas	77.414	0	0	0	0	77.414
403	04	03	00	Agua	402.778	0	0	0	0	402.778
403	04	04	00	Teléfonos	2.833.282	0	0	0	0	2.833.282
403	04	04	01	Servicios de telefonía prestados por organismos públicos	1.717.282	0	0	0	0	1.717.282
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.116.000	0	0	0	0	1.116.000
403	04	05	00	Servicio de comunicaciones	4.545.731	0	0	0	0	4.545.731
403	04	06	00	Servicio de aseo urbano y domiciliario	757.659	0	0	0	0	757.659
403	04	07	00	Servicio de condominio	720.750	0	0	0	0	720.750
403	06	00	00	Servicios de transporte y almacenaje	655.921	0	0	0	0	655.921
403	06	01	00	Fletes y embalajes	453.123	0	0	0	0	453.123
403	06	02	00	Almacenaje	500	0	0	0	0	500
403	06	03	00	Estacionamiento	1.546	0	0	0	0	1.546
403	06	04	00	Peaje	752	0	0	0	0	752
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	200.000	0	0	0	0	200.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.756.558	0	0	0	0	8.756.558
403	07	01	00	Publicidad y propaganda	204.000	0	0	0	0	204.000
403	07	02	00	Imprenta y reproducción	2.906.454	0	0	0	0	2.906.454

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	03	00	Relaciones sociales	4.976.504	0	0	0	0	4.976.504
403	07	04	00	Avisos	669.600	0	0	0	0	669.600
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	7.400.309	0	0	0	0	7.400.309
403	08	01	00	Primas y gastos de seguros	7.253.063	0	0	0	0	7.253.063
403	08	02	00	Comisiones y gastos bancarios	147.246	0	0	0	0	147.246
403	09	00	00	Viáticos y pasajes	17.507.097	0	0	0	0	17.507.097
403	09	01	00	Viáticos y pasajes dentro del país	10.874.224	0	0	0	0	10.874.224
403	09	02	00	Viáticos y pasajes fuera del país	6.622.873	0	0	0	0	6.622.873
403	09	03	00	Asignación por kilómetros recorridos	10.000	0	0	0	0	10.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	11.286.016	0	0	0	0	11.286.016
403	10	03	00	Servicios de procesamiento de datos	544.000	0	0	0	0	544.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	142.200	0	0	0	0	142.200
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	96.103	0	0	0	0	96.103
403	10	07	00	Servicios de capacitación y adiestramiento	500.000	0	0	0	0	500.000
403	10	09	00	Servicios de lavandería y tintorería	950.274	0	0	0	0	950.274
403	10	11	00	Servicios para la elaboración y suministro de comida	4.139.145	0	0	0	0	4.139.145
403	10	99	00	Otros servicios profesionales y técnicos	4.914.294	0	0	0	0	4.914.294
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	14.819.301	0	0	0	0	14.819.301
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	473.649	0	0	0	0	473.649
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.115.000	0	0	0	0	5.115.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	215.452	0	0	0	0	215.452
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	446.400	0	0	0	0	446.400
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	102.300	0	0	0	0	102.300
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	198.300	0	0	0	0	198.300
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.478.200	0	0	0	0	5.478.200
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.790.000	0	0	0	0	2.790.000
403	12	00	00	Conservación y reparaciones menores de obras	18.588.400	0	0	0	0	18.588.400
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	18.588.400	0	0	0	0	18.588.400
403	15	00	00	Servicios fiscales	1.914.627	0	0	0	0	1.914.627
403	15	01	00	Derechos de importación y servicios aduaneros	725.000	0	0	0	0	725.000

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	15	02	00	Tasas y otros derechos obligatorios	1.143.127	0	0	0	0	1.143.127
403	15	03	00	Asignación a agentes de especies fiscales	46.500	0	0	0	0	46.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	10.900.000	0	0	0	0	10.900.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	10.900.000	0	0	0	0	10.900.000
403	18	00	00	Impuestos indirectos	38.776.816	0	0	0	0	38.776.816
403	18	01	00	Impuesto al valor agregado	38.199.208	0	0	0	0	38.199.208
403	18	99	00	Otros impuestos indirectos	577.608	0	0	0	0	577.608
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	317.279	0	0	0	0	317.279
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	317.279	0	0	0	0	317.279
403	99	00	00	Otros servicios no personales	1.540.000	0	0	0	0	1.540.000
403	99	01	00	Otros servicios no personales	1.540.000	0	0	0	0	1.540.000
404	**00**	**00**	**00**	**Activos reales**	**27.647.941**	**0**	**0**	**0**	**0**	**27.647.941**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	7.149.275	0	0	0	0	7.149.275
404	01	01	00	Repuestos mayores	6.349.275	0	0	0	0	6.349.275
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	3.601.000	0	0	0	0	3.601.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	500.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	1.002.075	0	0	0	0	1.002.075
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	1.246.200	0	0	0	0	1.246.200
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	800.000	0	0	0	0	800.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	500.000	0	0	0	0	500.000
404	01	02	03	Reparaciones, mejoras y adiciones mayores de equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	100.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	100.000
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	100.000	0	0	0	0	100.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.840.000	0	0	0	0	1.840.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.140.000	0	0	0	0	1.140.000
404	03	05	00	Maquinaria y equipos industriales y de taller	600.000	0	0	0	0	600.000
404	03	06	00	Maquinaria y equipos de energía	100.000	0	0	0	0	100.000
404	04	00	00	Equipos de transporte, tracción y elevación	5.000.000	0	0	0	0	5.000.000
404	04	01	00	Vehículos automotores terrestres	5.000.000	0	0	0	0	5.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.240.000	0	0	0	0	1.240.000

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	05	01	00	Equipos de telecomunicaciones	1.130.000	0	0	0	0	1.130.000
404	05	02	00	Equipos de señalamiento	100.000	0	0	0	0	100.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	10.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.441.300	0	0	0	0	1.441.300
404	07	02	00	Equipos de enseñanza, deporte y recreación	600.000	0	0	0	0	600.000
404	07	03	00	Obras de arte	22.000	0	0	0	0	22.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	410.000	0	0	0	0	410.000
404	07	06	00	Instrumentos musicales y equipos de audio	400.000	0	0	0	0	400.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	9.300	0	0	0	0	9.300
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	1.446.000	0	0	0	0	1.446.000
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	981.000	0	0	0	0	981.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	465.000	0	0	0	0	465.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.726.966	0	0	0	0	7.726.966
404	09	01	00	Mobiliario y equipos de oficina	1.000.000	0	0	0	0	1.000.000
404	09	02	00	Equipos de computación	1.949.466	0	0	0	0	1.949.466
404	09	03	00	Mobiliario y equipos de alojamiento	2.627.500	0	0	0	0	2.627.500
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.150.000	0	0	0	0	2.150.000
404	12	00	00	Activos intangibles	802.400	0	0	0	0	802.400
404	12	02	00	Derechos de autor	111.600	0	0	0	0	111.600
404	12	04	00	Paquetes y programas de computación	690.800	0	0	0	0	690.800
404	99	00	00	Otros activos reales	1.002.000	0	0	0	0	1.002.000
404	99	01	00	Otros activos reales	1.002.000	0	0	0	0	1.002.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**483.306.584**	**0**	**0**	**0**	**0**	**483.306.584**
407	01	00	00	Transferencias y donaciones corrientes internas	483.134.936	0	0	0	0	483.134.936
407	01	01	00	Transferencias corrientes internas al sector privado	343.481.875	0	0	0	0	343.481.875
407	01	01	01	Pensiones del personal empleado, obrero y militar	23.530.828	0	0	0	0	23.530.828
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	252.973.605	0	0	0	0	252.973.605
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.120.790	0	0	0	0	1.120.790
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.603.223	0	0	0	0	5.603.223
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	31.248.581	0	0	0	0	31.248.581
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	28.884.848	0	0	0	0	28.884.848

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	01	73	Subsidios a instituciones benéficas privadas	80.000	0	0	0	0	80.000
407	01	01	76	Subsidios a entidades religiosas	40.000	0	0	0	0	40.000
407	01	03	00	Transferencias corrientes internas al sector público	139.653.061	0	0	0	0	139.653.061
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	139.653.061	0	0	0	0	139.653.061
407	02	00	00	Transferencias y donaciones corrientes al exterior	171.648	0	0	0	0	171.648
407	02	01	00	Transferencias corrientes al exterior	171.648	0	0	0	0	171.648
407	02	01	04	Transferencias corrientes a organismos internacionales	171.648	0	0	0	0	171.648
411	**00**	**00**	**00**	**Disminución de pasivos**	**5.543.800**	**0**	**0**	**0**	**0**	**5.543.800**
411	11	00	00	Obligaciones de ejercicios anteriores	5.543.800	0	0	0	0	5.543.800
411	11	04	00	Compromisos pendientes de ejercicios anteriores	543.800	0	0	0	0	543.800
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	5.000.000	0	0	0	0	5.000.000
				Totales	**1.314.768.283**	**0**	**0**	**0**	**0**	**1.314.768.283**

03
Consejo Nacional Electoral

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**3.001.972.367**	0	0	0	0	**3.001.972.367**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.105.743.784	0	0	0	0	1.105.743.784
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	546.976.125	0	0	0	0	546.976.125
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	23.947.659	0	0	0	0	23.947.659
401	01	12	00	Salarios a obreros en puestos no permanentes	3.825.360	0	0	0	0	3.825.360
401	01	18	00	Remuneraciones al personal contratado	144.190.131	0	0	0	0	144.190.131
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	136.327.731	0	0	0	0	136.327.731
401	01	18	02	Remuneraciones por honorarios profesionales	7.862.400	0	0	0	0	7.862.400
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	8.464.283	0	0	0	0	8.464.283
401	01	99	00	Otras retribuciones	378.340.226	0	0	0	0	378.340.226
401	03	00	00	Primas	222.820.048	0	0	0	0	222.820.048
401	03	08	00	Primas de profesionalización a empleados	143.587.593	0	0	0	0	143.587.593
401	03	09	00	Primas por antigüedad a empleados	65.135.057	0	0	0	0	65.135.057
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.204.270	0	0	0	0	3.204.270
401	03	21	00	Primas por antigüedad a obreros	3.731.559	0	0	0	0	3.731.559
401	03	40	00	Primas de profesionalización al personal contratado	7.129.169	0	0	0	0	7.129.169
401	03	98	00	Otras primas a obreros	32.400	0	0	0	0	32.400
401	04	00	00	Complementos de sueldos y salarios	606.971.676	0	0	0	0	606.971.676
401	04	02	00	Complemento a empleados por trabajo nocturno	3.721.716	0	0	0	0	3.721.716
401	04	06	00	Complemento a empleados por comisión de servicios	6.960.600	0	0	0	0	6.960.600
401	04	08	00	Bono compensatorio de alimentación a empleados	406.350.000	0	0	0	0	406.350.000
401	04	18	00	Bono compensatorio de alimentación a obreros	31.626.000	0	0	0	0	31.626.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	157.185.000	0	0	0	0	157.185.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	1.008.000	0	0	0	0	1.008.000
401	04	97	00	Otros complementos a obreros	120.360	0	0	0	0	120.360
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	117.571.039	0	0	0	0	117.571.039
401	05	03	00	Bono vacacional a empleados	103.009.453	0	0	0	0	103.009.453
401	05	06	00	Bono vacacional a obreros	7.273.790	0	0	0	0	7.273.790
401	05	08	00	Bono vacacional al personal contratado	4.796.710	0	0	0	0	4.796.710
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	2.491.086	0	0	0	0	2.491.086
401	06	00	00	Aportes patronales y legales	94.885.682	0	0	0	0	94.885.682

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	53.288.729	0	0	0	0	53.288.729
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	9.688.860	0	0	0	0	9.688.860
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	15.113.975	0	0	0	0	15.113.975
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	4.147.433	0	0	0	0	4.147.433
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	754.079	0	0	0	0	754.079
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	553.584	0	0	0	0	553.584
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	7.789.815	0	0	0	0	7.789.815
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.512.946	0	0	0	0	1.512.946
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.416.330	0	0	0	0	1.416.330
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	330.473	0	0	0	0	330.473
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	169.286	0	0	0	0	169.286
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	120.172	0	0	0	0	120.172
401	07	00	00	Asistencia socio-económica	561.828.262	0	0	0	0	561.828.262
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	54.697.613	0	0	0	0	54.697.613
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	374.177.735	0	0	0	0	374.177.735
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	53.080.315	0	0	0	0	53.080.315
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.394.766	0	0	0	0	2.394.766
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	31.956.667	0	0	0	0	31.956.667
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	3.110.567	0	0	0	0	3.110.567
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	846.428	0	0	0	0	846.428
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	468.659	0	0	0	0	468.659
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	41.095.512	0	0	0	0	41.095.512
401	08	00	00	Prestaciones sociales e indemnizaciones	292.151.876	0	0	0	0	292.151.876
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	266.136.811	0	0	0	0	266.136.811
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	11.048.457	0	0	0	0	11.048.457
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	11.596.923	0	0	0	0	11.596.923
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	3.369.685	0	0	0	0	3.369.685

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**284.590.161**	**0**	**0**	**0**	**0**	**284.590.161**
402	01	00	00	Productos alimenticios y agropecuarios	5.824.958	0	0	0	0	5.824.958
402	01	01	00	Alimentos y bebidas para personas	5.815.720	0	0	0	0	5.815.720
402	01	03	00	Productos agrícolas y pecuarios	9.238	0	0	0	0	9.238
402	04	00	00	Productos de cuero y caucho	4.867.400	0	0	0	0	4.867.400
402	04	03	00	Cauchos y tripas para vehículos	4.867.400	0	0	0	0	4.867.400
402	05	00	00	Productos de papel, cartón e impresos	59.305.892	0	0	0	0	59.305.892
402	05	01	00	Pulpa de madera, papel y cartón	8.093.002	0	0	0	0	8.093.002
402	05	02	00	Envases y cajas de papel y cartón	506.280	0	0	0	0	506.280
402	05	03	00	Productos de papel y cartón para oficina	50.194.120	0	0	0	0	50.194.120
402	05	04	00	Libros, revistas y periódicos	7.500	0	0	0	0	7.500
402	05	99	00	Otros productos de pulpa, papel y cartón	504.990	0	0	0	0	504.990
402	06	00	00	Productos químicos y derivados	7.992.026	0	0	0	0	7.992.026
402	06	02	00	Abonos, plaguicidas y otros	221.725	0	0	0	0	221.725
402	06	03	00	Tintas, pinturas y colorantes	331.264	0	0	0	0	331.264
402	06	04	00	Productos farmacéuticos y medicamentos	58.150	0	0	0	0	58.150
402	06	05	00	Productos de tocador	152.841	0	0	0	0	152.841
402	06	06	00	Combustibles y lubricantes	93.217	0	0	0	0	93.217
402	06	08	00	Productos plásticos	7.087.860	0	0	0	0	7.087.860
402	06	99	00	Otros productos de la industria química y conexos	46.969	0	0	0	0	46.969
402	07	00	00	Productos minerales no metálicos	561	0	0	0	0	561
402	07	02	00	Vidrios y productos de vidrio	442	0	0	0	0	442
402	07	04	00	Cemento, cal y yeso	119	0	0	0	0	119
402	08	00	00	Productos metálicos	347.163	0	0	0	0	347.163
402	08	01	00	Productos primarios de hierro y acero	2.400	0	0	0	0	2.400
402	08	02	00	Productos de metales no ferrosos	1.169	0	0	0	0	1.169
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	329.442	0	0	0	0	329.442
402	08	99	00	Otros productos metálicos	14.152	0	0	0	0	14.152
402	09	00	00	Productos de madera	501.000	0	0	0	0	501.000
402	09	01	00	Productos primarios de madera	501.000	0	0	0	0	501.000
402	10	00	00	Productos varios y útiles diversos	159.611.210	0	0	0	0	159.611.210

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	3.446.826	0	0	0	0	3.446.826
402	10	03	00	Utensilios de cocina y comedor	75.400	0	0	0	0	75.400
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	8.106.612	0	0	0	0	8.106.612
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	13.056.647	0	0	0	0	13.056.647
402	10	07	00	Productos de seguridad en el trabajo	376.180	0	0	0	0	376.180
402	10	08	00	Materiales para equipos de computación	128.990.685	0	0	0	0	128.990.685
402	10	09	00	Especies timbradas y valores	702.000	0	0	0	0	702.000
402	10	11	00	Materiales eléctricos	4.719.455	0	0	0	0	4.719.455
402	10	12	00	Materiales para instalaciones sanitarias	73.697	0	0	0	0	73.697
402	10	99	00	Otros productos y útiles diversos	63.708	0	0	0	0	63.708
402	99	00	00	Otros materiales y suministros	46.139.951	0	0	0	0	46.139.951
402	99	01	00	Otros materiales y suministros	46.139.951	0	0	0	0	46.139.951
403	**00**	**00**	**00**	**Servicios no personales**	**750.578.525**	**0**	**0**	**0**	**0**	**750.578.525**
403	01	00	00	Alquileres de inmuebles	43.254.587	0	0	0	0	43.254.587
403	01	01	00	Alquileres de edificios y locales	43.254.587	0	0	0	0	43.254.587
403	02	00	00	Alquileres de maquinaria y equipos	53.315.178	0	0	0	0	53.315.178
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	53.315.178	0	0	0	0	53.315.178
403	04	00	00	Servicios básicos	76.166.366	0	0	0	0	76.166.366
403	04	01	00	Electricidad	2.060.809	0	0	0	0	2.060.809
403	04	03	00	Agua	1.091.067	0	0	0	0	1.091.067
403	04	04	00	Teléfonos	56.000.000	0	0	0	0	56.000.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	56.000.000	0	0	0	0	56.000.000
403	04	05	00	Servicio de comunicaciones	15.800.000	0	0	0	0	15.800.000
403	04	06	00	Servicio de aseo urbano y domiciliario	1.214.490	0	0	0	0	1.214.490
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	10.000.000	0	0	0	0	10.000.000
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	10.000.000	0	0	0	0	10.000.000
403	06	00	00	Servicios de transporte y almacenaje	2.912.000	0	0	0	0	2.912.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	2.912.000	0	0	0	0	2.912.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	50.577.539	0	0	0	0	50.577.539
403	07	01	00	Publicidad y propaganda	15.720.472	0	0	0	0	15.720.472
403	07	02	00	Imprenta y reproducción	20.291.560	0	0	0	0	20.291.560

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	03	00	Relaciones sociales	1.172.650	0	0	0	0	1.172.650
403	07	04	00	Avisos	13.392.857	0	0	0	0	13.392.857
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	6.509.054	0	0	0	0	6.509.054
403	08	01	00	Primas y gastos de seguros	6.500.000	0	0	0	0	6.500.000
403	08	02	00	Comisiones y gastos bancarios	9.054	0	0	0	0	9.054
403	09	00	00	Viáticos y pasajes	70.820.724	0	0	0	0	70.820.724
403	09	01	00	Viáticos y pasajes dentro del país	58.642.044	0	0	0	0	58.642.044
403	09	02	00	Viáticos y pasajes fuera del país	12.178.680	0	0	0	0	12.178.680
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	9.975.057	0	0	0	0	9.975.057
403	10	07	00	Servicios de capacitación y adiestramiento	5.751.087	0	0	0	0	5.751.087
403	10	09	00	Servicios de lavandería y tintorería	14.624	0	0	0	0	14.624
403	10	10	00	Servicios de vigilancia	18.000	0	0	0	0	18.000
403	10	11	00	Servicios para la elaboración y suministro de comida	365.000	0	0	0	0	365.000
403	10	99	00	Otros servicios profesionales y técnicos	3.826.346	0	0	0	0	3.826.346
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	11.456.372	0	0	0	0	11.456.372
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	500.000	0	0	0	0	500.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	7.898.581	0	0	0	0	7.898.581
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	80.000	0	0	0	0	80.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.657.791	0	0	0	0	2.657.791
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	320.000	0	0	0	0	320.000
403	12	00	00	Conservación y reparaciones menores de obras	11.959.922	0	0	0	0	11.959.922
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	11.959.922	0	0	0	0	11.959.922
403	15	00	00	Servicios fiscales	1.910.157	0	0	0	0	1.910.157
403	15	02	00	Tasas y otros derechos obligatorios	1.910.157	0	0	0	0	1.910.157
403	16	00	00	Servicios de diversión, esparcimiento y culturales	225.558.784	0	0	0	0	225.558.784
403	16	01	00	Servicios de diversión, esparcimiento y culturales	225.558.784	0	0	0	0	225.558.784
403	18	00	00	Impuestos indirectos	86.304.750	0	0	0	0	86.304.750
403	18	01	00	Impuesto al valor agregado	86.304.750	0	0	0	0	86.304.750
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	17.885.070	0	0	0	0	17.885.070
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	17.885.070	0	0	0	0	17.885.070

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	00	00	Otros servicios no personales	71.972.965	0	0	0	0	71.972.965
403	99	01	00	Otros servicios no personales	71.972.965	0	0	0	0	71.972.965
404	**00**	**00**	**00**	**Activos reales**	**16.925.337**	**0**	**0**	**0**	**0**	**16.925.337**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	20.000	0	0	0	0	20.000
404	01	01	00	Repuestos mayores	20.000	0	0	0	0	20.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	20.000	0	0	0	0	20.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	254.000	0	0	0	0	254.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	254.000	0	0	0	0	254.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	777.987	0	0	0	0	777.987
404	05	01	00	Equipos de telecomunicaciones	777.987	0	0	0	0	777.987
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	311.648	0	0	0	0	311.648
404	07	02	00	Equipos de enseñanza, deporte y recreación	311.648	0	0	0	0	311.648
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	15.561.702	0	0	0	0	15.561.702
404	09	01	00	Mobiliario y equipos de oficina	3.269.165	0	0	0	0	3.269.165
404	09	02	00	Equipos de computación	9.878.718	0	0	0	0	9.878.718
404	09	03	00	Mobiliario y equipos de alojamiento	2.312.219	0	0	0	0	2.312.219
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	101.600	0	0	0	0	101.600
407	**00**	**00**	**00**	**Transferencias y donaciones**	**957.047.484**	**0**	**0**	**0**	**0**	**957.047.484**
407	01	00	00	Transferencias y donaciones corrientes internas	957.047.484	0	0	0	0	957.047.484
407	01	01	00	Transferencias corrientes internas al sector privado	937.717.292	0	0	0	0	937.717.292
407	01	01	01	Pensiones del personal empleado, obrero y militar	32.494.152	0	0	0	0	32.494.152
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	429.335.113	0	0	0	0	429.335.113
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	947.083	0	0	0	0	947.083
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	17.794.386	0	0	0	0	17.794.386
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	14.340.858	0	0	0	0	14.340.858
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	31.755.534	0	0	0	0	31.755.534
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	188.645.669	0	0	0	0	188.645.669
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	222.404.497	0	0	0	0	222.404.497
407	01	02	00	Donaciones corrientes internas al sector privado	1.132.140	0	0	0	0	1.132.140
407	01	02	01	Donaciones corrientes a personas	1.132.140	0	0	0	0	1.132.140

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	03	00	Transferencias corrientes internas al sector público	3.083.816	0	0	0	0	3.083.816
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.083.816	0	0	0	0	3.083.816
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	2.073.151	0	0	0	0	2.073.151
407	01	05	01	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular	1.669.530	0	0	0	0	1.669.530
407	01	05	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	263.621	0	0	0	0	263.621
407	01	05	98	Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	140.000	0	0	0	0	140.000
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	13.041.085	0	0	0	0	13.041.085
407	01	06	01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular	10.239.572	0	0	0	0	10.239.572
407	01	06	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	809.081	0	0	0	0	809.081
407	01	06	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	1.552.432	0	0	0	0	1.552.432
407	01	06	98	Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	440.000	0	0	0	0	440.000
				Totales	**5.011.113.874**	**0**	**0**	**0**	**0**	**5.011.113.874**

06

Ministerio del Poder Popular para Relaciones Exteriores

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.893.026.749**	**0**	**0**	**0**	**0**	**2.893.026.749**
401	01	00	00	Sueldos, salarios y otras retribuciones	633.567.234	0	0	0	0	633.567.234
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	240.699.049	0	0	0	0	240.699.049
401	01	03	00	Suplencias a empleados	525.000	0	0	0	0	525.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	49.047.120	0	0	0	0	49.047.120
401	01	12	00	Salarios a obreros en puestos no permanentes	213.750	0	0	0	0	213.750
401	01	13	00	Suplencias a obreros	900.000	0	0	0	0	900.000
401	01	18	00	Remuneraciones al personal contratado	341.374.836	0	0	0	0	341.374.836
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	338.939.426	0	0	0	0	338.939.426
401	01	18	02	Remuneraciones por honorarios profesionales	2.435.410	0	0	0	0	2.435.410
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	100.935	0	0	0	0	100.935
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	706.544	0	0	0	0	706.544
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	51.392.300	0	0	0	0	51.392.300
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	50.690.567	0	0	0	0	50.690.567
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	88.179	0	0	0	0	88.179
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	613.554	0	0	0	0	613.554
401	03	00	00	Primas	352.811.133	0	0	0	0	352.811.133
401	03	01	00	Primas por mérito a empleados	553.572	0	0	0	0	553.572
401	03	02	00	Primas de transporte a empleados	8.917.600	0	0	0	0	8.917.600
401	03	04	00	Primas por hijos a empleados	6.872.000	0	0	0	0	6.872.000
401	03	08	00	Primas de profesionalización a empleados	33.702.369	0	0	0	0	33.702.369
401	03	09	00	Primas por antigüedad a empleados	47.514.053	0	0	0	0	47.514.053
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.302.856	0	0	0	0	3.302.856
401	03	11	00	Primas al personal en servicio en el exterior	193.615.261	0	0	0	0	193.615.261
401	03	16	00	Primas por mérito a obreros	4.989.445	0	0	0	0	4.989.445
401	03	17	00	Primas de transporte a obreros	1.898.400	0	0	0	0	1.898.400
401	03	19	00	Primas por hijos de obreros	2.559.200	0	0	0	0	2.559.200
401	03	21	00	Primas por antigüedad a obreros	8.524.601	0	0	0	0	8.524.601
401	03	22	00	Primas de profesionalización a obreros	757.673	0	0	0	0	757.673
401	03	31	00	Primas por riesgo al personal militar y de seguridad	2.540.000	0	0	0	0	2.540.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	37	00	Primas de transporte al personal contratado	5.868.800	0	0	0	0	5.868.800
401	03	39	00	Primas por hijos al personal contratado	5.303.200	0	0	0	0	5.303.200
401	03	40	00	Primas de profesionalización al personal contratado	10.846.780	0	0	0	0	10.846.780
401	03	41	00	Primas por antigüedad al personal contratado	14.439.690	0	0	0	0	14.439.690
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	69.513	0	0	0	0	69.513
401	03	47	00	Primas al personal de alto nivel y de dirección	536.120	0	0	0	0	536.120
401	04	00	00	Complementos de sueldos y salarios	139.001.595	0	0	0	0	139.001.595
401	04	06	00	Complemento a empleados por comisión de servicios	8.611.159	0	0	0	0	8.611.159
401	04	08	00	Bono compensatorio de alimentación a empleados	37.563.750	0	0	0	0	37.563.750
401	04	09	00	Bono compensatorio de transporte a empleados	5.424.000	0	0	0	0	5.424.000
401	04	18	00	Bono compensatorio de alimentación a obreros	11.441.250	0	0	0	0	11.441.250
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	18.666.405	0	0	0	0	18.666.405
401	04	25	00	Complemento al personal contratado por gastos de alimentación	196.474	0	0	0	0	196.474
401	04	26	00	Bono compensatorio de alimentación al personal contratado	40.560.341	0	0	0	0	40.560.341
401	04	27	00	Bono compensatorio de transporte al personal contratado	4.152.685	0	0	0	0	4.152.685
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	33.750	0	0	0	0	33.750
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	236.250	0	0	0	0	236.250
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	1.400	0	0	0	0	1.400
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	6.533	0	0	0	0	6.533
401	04	96	00	Otros complementos a empleados	3.078.000	0	0	0	0	3.078.000
401	04	97	00	Otros complementos a obreros	2.316.400	0	0	0	0	2.316.400
401	04	98	00	Otros complementos al personal contratado	6.713.198	0	0	0	0	6.713.198
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	144.104.527	0	0	0	0	144.104.527
401	05	03	00	Bono vacacional a empleados	76.727.282	0	0	0	0	76.727.282
401	05	06	00	Bono vacacional a obreros	12.826.357	0	0	0	0	12.826.357
401	05	07	00	Aguinaldos al personal contratado	11.931.331	0	0	0	0	11.931.331
401	05	08	00	Bono vacacional al personal contratado	42.426.822	0	0	0	0	42.426.822
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	33.053	0	0	0	0	33.053
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	159.682	0	0	0	0	159.682
401	06	00	00	Aportes patronales y legales	139.171.540	0	0	0	0	139.171.540

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	35.326.227	0	0	0	0	35.326.227
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	11.775.409	0	0	0	0	11.775.409
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.850.272	0	0	0	0	7.850.272
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	10.447.530	0	0	0	0	10.447.530
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	6.099.880	0	0	0	0	6.099.880
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	2.033.293	0	0	0	0	2.033.293
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.355.529	0	0	0	0	1.355.529
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.609.690	0	0	0	0	1.609.690
401	06	18	00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior	31.302.620	0	0	0	0	31.302.620
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	17.160.553	0	0	0	0	17.160.553
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	4.487.727	0	0	0	0	4.487.727
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	3.813.456	0	0	0	0	3.813.456
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	23.276	0	0	0	0	23.276
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	7.759	0	0	0	0	7.759
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	5.613	0	0	0	0	5.613
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	5.173	0	0	0	0	5.173
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	111.840	0	0	0	0	111.840
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	37.280	0	0	0	0	37.280
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	24.853	0	0	0	0	24.853
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	24.853	0	0	0	0	24.853
401	06	95	00	Otros aportes legales por personal contratado	5.668.707	0	0	0	0	5.668.707
401	07	00	00	Asistencia socio-económica	1.141.069.978	0	0	0	0	1.141.069.978
401	07	01	00	Capacitación y adiestramiento a empleados	900.000	0	0	0	0	900.000
401	07	02	00	Becas a empleados	3.148.800	0	0	0	0	3.148.800
401	07	03	00	Ayudas por matrimonio a empleados	148.000	0	0	0	0	148.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	141.050	0	0	0	0	141.050
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	58.877.044	0	0	0	0	58.877.044
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	400.551.022	0	0	0	0	400.551.022

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.880.000	0	0	0	0	5.880.000
401	07	10	00	Dotación de uniformes a empleados	178.080.000	0	0	0	0	178.080.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.209.239	0	0	0	0	1.209.239
401	07	17	00	Capacitación y adiestramiento a obreros	75.000	0	0	0	0	75.000
401	07	18	00	Becas a obreros	1.171.200	0	0	0	0	1.171.200
401	07	19	00	Ayudas por matrimonio de obreros	80.000	0	0	0	0	80.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	54.250	0	0	0	0	54.250
401	07	21	00	Ayudas por defunción a obreros	3.150.000	0	0	0	0	3.150.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	10.166.466	0	0	0	0	10.166.466
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	47.563.667	0	0	0	0	47.563.667
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.085.000	0	0	0	0	2.085.000
401	07	26	00	Dotación de uniformes a obreros	54.240.000	0	0	0	0	54.240.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	77.185	0	0	0	0	77.185
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	6.000	0	0	0	0	6.000
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	2.325	0	0	0	0	2.325
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	38.794	0	0	0	0	38.794
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	623.408	0	0	0	0	623.408
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	6.000	0	0	0	0	6.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.325	0	0	0	0	2.325
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	186.400	0	0	0	0	186.400
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	1.315.500	0	0	0	0	1.315.500
401	07	75	00	Becas al personal contratado	3.008.000	0	0	0	0	3.008.000
401	07	76	00	Ayudas por matrimonio al personal contratado	180.000	0	0	0	0	180.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	131.750	0	0	0	0	131.750
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	70.015	0	0	0	0	70.015
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	28.343.537	0	0	0	0	28.343.537
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	161.865.809	0	0	0	0	161.865.809
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	5.135.000	0	0	0	0	5.135.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	83	00	Dotación de uniformes al personal contratado	168.134.736	0	0	0	0	168.134.736
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.183.511	0	0	0	0	1.183.511
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	120.000	0	0	0	0	120.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	791.000	0	0	0	0	791.000
401	07	96	00	Otras subvenciones a empleados	1.168.945	0	0	0	0	1.168.945
401	07	97	00	Otras subvenciones a obreros	353.000	0	0	0	0	353.000
401	07	99	00	Otras subvenciones al personal contratado	806.000	0	0	0	0	806.000
401	08	00	00	Prestaciones sociales e indemnizaciones	283.021.487	0	0	0	0	283.021.487
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	173.477.491	0	0	0	0	173.477.491
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	31.201.388	0	0	0	0	31.201.388
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	77.693.775	0	0	0	0	77.693.775
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	61.838	0	0	0	0	61.838
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	586.995	0	0	0	0	586.995
401	96	00	00	Otros gastos del personal empleado	8.886.955	0	0	0	0	8.886.955
401	96	01	00	Otros gastos del personal empleado	8.886.955	0	0	0	0	8.886.955
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**178.792.480**	**0**	**0**	**0**	**0**	**178.792.480**
402	01	00	00	Productos alimenticios y agropecuarios	54.297.569	0	0	0	0	54.297.569
402	01	01	00	Alimentos y bebidas para personas	54.115.658	0	0	0	0	54.115.658
402	01	02	00	Alimentos para animales	15.240	0	0	0	0	15.240
402	01	03	00	Productos agrícolas y pecuarios	166.671	0	0	0	0	166.671
402	02	00	00	Productos de minas, canteras y yacimientos	14.544	0	0	0	0	14.544
402	02	01	00	Carbón mineral	721	0	0	0	0	721
402	02	05	00	Piedra, arcilla, arena y tierra	8.670	0	0	0	0	8.670
402	02	07	00	Sal para uso industrial	5.153	0	0	0	0	5.153
402	03	00	00	Textiles y vestuarios	4.526.231	0	0	0	0	4.526.231
402	03	01	00	Textiles	1.726.118	0	0	0	0	1.726.118
402	03	02	00	Prendas de vestir	1.920.434	0	0	0	0	1.920.434
402	03	03	00	Calzados	867.398	0	0	0	0	867.398
402	03	99	00	Otros productos textiles y vestuarios	12.281	0	0	0	0	12.281
402	04	00	00	Productos de cuero y caucho	2.818.101	0	0	0	0	2.818.101

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	04	01	00	Cueros y pieles	4.177	0	0	0	0	4.177
402	04	02	00	Productos de cuero y sucedáneos del cuero	350.000	0	0	0	0	350.000
402	04	03	00	Cauchos y tripas para vehículos	2.463.924	0	0	0	0	2.463.924
402	05	00	00	Productos de papel, cartón e impresos	44.638.359	0	0	0	0	44.638.359
402	05	01	00	Pulpa de madera, papel y cartón	13.078.027	0	0	0	0	13.078.027
402	05	02	00	Envases y cajas de papel y cartón	747.025	0	0	0	0	747.025
402	05	03	00	Productos de papel y cartón para oficina	27.301.320	0	0	0	0	27.301.320
402	05	04	00	Libros, revistas y periódicos	1.445.099	0	0	0	0	1.445.099
402	05	05	00	Material de enseñanza	35.933	0	0	0	0	35.933
402	05	06	00	Productos de papel y cartón para computación	72.398	0	0	0	0	72.398
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.958.200	0	0	0	0	1.958.200
402	05	99	00	Otros productos de pulpa, papel y cartón	357	0	0	0	0	357
402	06	00	00	Productos químicos y derivados	16.397.495	0	0	0	0	16.397.495
402	06	01	00	Sustancias químicas y de uso industrial	21.325	0	0	0	0	21.325
402	06	02	00	Abonos, plaguicidas y otros	113.889	0	0	0	0	113.889
402	06	03	00	Tintas, pinturas y colorantes	1.640.067	0	0	0	0	1.640.067
402	06	04	00	Productos farmacéuticos y medicamentos	318.643	0	0	0	0	318.643
402	06	05	00	Productos de tocador	229.758	0	0	0	0	229.758
402	06	06	00	Combustibles y lubricantes	9.845.313	0	0	0	0	9.845.313
402	06	08	00	Productos plásticos	4.064.763	0	0	0	0	4.064.763
402	06	99	00	Otros productos de la industria química y conexos	163.737	0	0	0	0	163.737
402	07	00	00	Productos minerales no metálicos	374.313	0	0	0	0	374.313
402	07	01	00	Productos de barro, loza y porcelana	113.258	0	0	0	0	113.258
402	07	02	00	Vidrios y productos de vidrio	227.198	0	0	0	0	227.198
402	07	03	00	Productos de arcilla para construcción	1.876	0	0	0	0	1.876
402	07	04	00	Cemento, cal y yeso	31.502	0	0	0	0	31.502
402	07	99	00	Otros productos minerales no metálicos	479	0	0	0	0	479
402	08	00	00	Productos metálicos	6.412.627	0	0	0	0	6.412.627
402	08	01	00	Productos primarios de hierro y acero	86.926	0	0	0	0	86.926
402	08	02	00	Productos de metales no ferrosos	902.064	0	0	0	0	902.064
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.799.360	0	0	0	0	1.799.360

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	04	00	Productos metálicos estructurales	85.443	0	0	0	0	85.443
402	08	05	00	Materiales de orden público, seguridad y defensa	898.675	0	0	0	0	898.675
402	08	07	00	Material de señalamiento	143.192	0	0	0	0	143.192
402	08	08	00	Material de educación	3.967	0	0	0	0	3.967
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.221.340	0	0	0	0	2.221.340
402	08	10	00	Repuestos y accesorios para otros equipos	181.457	0	0	0	0	181.457
402	08	99	00	Otros productos metálicos	90.203	0	0	0	0	90.203
402	09	00	00	Productos de madera	249.637	0	0	0	0	249.637
402	09	01	00	Productos primarios de madera	125.971	0	0	0	0	125.971
402	09	02	00	Muebles y accesorios de madera para edificaciones	122.202	0	0	0	0	122.202
402	09	99	00	Otros productos de madera	1.464	0	0	0	0	1.464
402	10	00	00	Productos varios y útiles diversos	48.660.006	0	0	0	0	48.660.006
402	10	01	00	Artículos de deporte, recreación y juguetes	200.669	0	0	0	0	200.669
402	10	02	00	Materiales y útiles de limpieza y aseo	4.400.452	0	0	0	0	4.400.452
402	10	03	00	Utensilios de cocina y comedor	2.091.115	0	0	0	0	2.091.115
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	353.213	0	0	0	0	353.213
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.700.384	0	0	0	0	2.700.384
402	10	06	00	Condecoraciones, ofrendas y similares	1.802.107	0	0	0	0	1.802.107
402	10	07	00	Productos de seguridad en el trabajo	570.395	0	0	0	0	570.395
402	10	08	00	Materiales para equipos de computación	28.801.970	0	0	0	0	28.801.970
402	10	09	00	Especies timbradas y valores	170.439	0	0	0	0	170.439
402	10	10	00	Útiles religiosos	7.797	0	0	0	0	7.797
402	10	11	00	Materiales eléctricos	2.439.092	0	0	0	0	2.439.092
402	10	12	00	Materiales para instalaciones sanitarias	870.809	0	0	0	0	870.809
402	10	13	00	Materiales fotográficos	160.544	0	0	0	0	160.544
402	10	99	00	Otros productos y útiles diversos	4.091.020	0	0	0	0	4.091.020
402	99	00	00	Otros materiales y suministros	403.598	0	0	0	0	403.598
402	99	01	00	Otros materiales y suministros	403.598	0	0	0	0	403.598
403	**00**	**00**	**00**	**Servicios no personales**	**766.971.122**	**0**	**0**	**0**	**0**	**766.971.122**
403	01	00	00	Alquileres de inmuebles	137.955.638	0	0	0	0	137.955.638
403	01	01	00	Alquileres de edificios y locales	136.399.037	0	0	0	0	136.399.037

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	01	02	00	Alquileres de instalaciones culturales y recreativas	712.206	0	0	0	0	712.206
403	01	03	00	Alquileres de tierras y terrenos	844.395	0	0	0	0	844.395
403	02	00	00	Alquileres de maquinaria y equipos	31.527.144	0	0	0	0	31.527.144
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	1.890	0	0	0	0	1.890
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	19.408.497	0	0	0	0	19.408.497
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	751.472	0	0	0	0	751.472
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	1.903	0	0	0	0	1.903
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	769.943	0	0	0	0	769.943
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	5.802.100	0	0	0	0	5.802.100
403	02	99	00	Alquileres de otras maquinaria y equipos	4.791.339	0	0	0	0	4.791.339
403	03	00	00	Derechos sobre bienes intangibles	741.452	0	0	0	0	741.452
403	03	02	00	Derechos de autor	4.410	0	0	0	0	4.410
403	03	03	00	Paquetes y programas de computación	737.042	0	0	0	0	737.042
403	04	00	00	Servicios básicos	100.396.011	0	0	0	0	100.396.011
403	04	01	00	Electricidad	15.122.182	0	0	0	0	15.122.182
403	04	02	00	Gas	2.298.169	0	0	0	0	2.298.169
403	04	03	00	Agua	3.635.313	0	0	0	0	3.635.313
403	04	04	00	Teléfonos	57.024.222	0	0	0	0	57.024.222
403	04	04	01	Servicios de telefonía prestados por organismos públicos	3.800.000	0	0	0	0	3.800.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	53.224.222	0	0	0	0	53.224.222
403	04	05	00	Servicio de comunicaciones	15.487.901	0	0	0	0	15.487.901
403	04	06	00	Servicio de aseo urbano y domiciliario	1.703.826	0	0	0	0	1.703.826
403	04	07	00	Servicio de condominio	5.124.398	0	0	0	0	5.124.398
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	127	0	0	0	0	127
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	127	0	0	0	0	127
403	06	00	00	Servicios de transporte y almacenaje	25.971.126	0	0	0	0	25.971.126
403	06	01	00	Fletes y embalajes	23.878.535	0	0	0	0	23.878.535
403	06	02	00	Almacenaje	735.522	0	0	0	0	735.522
403	06	03	00	Estacionamiento	899.551	0	0	0	0	899.551
403	06	04	00	Peaje	307.004	0	0	0	0	307.004
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	150.514	0	0	0	0	150.514

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	113.793.752	0	0	0	0	113.793.752
403	07	01	00	Publicidad y propaganda	1.264.348	0	0	0	0	1.264.348
403	07	02	00	Imprenta y reproducción	13.609.740	0	0	0	0	13.609.740
403	07	03	00	Relaciones sociales	97.036.292	0	0	0	0	97.036.292
403	07	04	00	Avisos	1.883.372	0	0	0	0	1.883.372
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	15.224.902	0	0	0	0	15.224.902
403	08	01	00	Primas y gastos de seguros	13.620.369	0	0	0	0	13.620.369
403	08	02	00	Comisiones y gastos bancarios	1.597.637	0	0	0	0	1.597.637
403	08	03	00	Comisiones y gastos de adquisición de seguros	6.896	0	0	0	0	6.896
403	09	00	00	Viáticos y pasajes	115.779.089	0	0	0	0	115.779.089
403	09	01	00	Viáticos y pasajes dentro del país	9.862.856	0	0	0	0	9.862.856
403	09	02	00	Viáticos y pasajes fuera del país	105.906.316	0	0	0	0	105.906.316
403	09	03	00	Asignación por kilómetros recorridos	9.917	0	0	0	0	9.917
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	30.502.567	0	0	0	0	30.502.567
403	10	01	00	Servicios jurídicos	1.265.412	0	0	0	0	1.265.412
403	10	02	00	Servicios de contabilidad y auditoría	282.895	0	0	0	0	282.895
403	10	03	00	Servicios de procesamiento de datos	1.273.804	0	0	0	0	1.273.804
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	14.253	0	0	0	0	14.253
403	10	06	00	Servicios de veterinaria	20.355	0	0	0	0	20.355
403	10	07	00	Servicios de capacitación y adiestramiento	1.902.665	0	0	0	0	1.902.665
403	10	08	00	Servicios presupuestarios	389	0	0	0	0	389
403	10	09	00	Servicios de lavandería y tintorería	277.410	0	0	0	0	277.410
403	10	10	00	Servicios de vigilancia	7.156.437	0	0	0	0	7.156.437
403	10	11	00	Servicios para la elaboración y suministro de comida	41.711	0	0	0	0	41.711
403	10	99	00	Otros servicios profesionales y técnicos	18.267.236	0	0	0	0	18.267.236
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	36.929.676	0	0	0	0	36.929.676
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.416.946	0	0	0	0	1.416.946
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	9.075.824	0	0	0	0	9.075.824
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	688.635	0	0	0	0	688.635
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	283.064	0	0	0	0	283.064

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	11.926.998	0	0	0	0	11.926.998
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	13.538.209	0	0	0	0	13.538.209
403	12	00	00	Conservación y reparaciones menores de obras	15.356.490	0	0	0	0	15.356.490
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	15.329.241	0	0	0	0	15.329.241
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	27.249	0	0	0	0	27.249
403	15	00	00	Servicios fiscales	781.033	0	0	0	0	781.033
403	15	01	00	Derechos de importación y servicios aduaneros	627	0	0	0	0	627
403	15	02	00	Tasas y otros derechos obligatorios	460.725	0	0	0	0	460.725
403	15	03	00	Asignación a agentes de especies fiscales	1.146	0	0	0	0	1.146
403	15	99	00	Otros servicios fiscales	318.535	0	0	0	0	318.535
403	16	00	00	Servicios de diversión, esparcimiento y culturales	71.054.768	0	0	0	0	71.054.768
403	16	01	00	Servicios de diversión, esparcimiento y culturales	71.054.768	0	0	0	0	71.054.768
403	18	00	00	Impuestos indirectos	62.279.554	0	0	0	0	62.279.554
403	18	01	00	Impuesto al valor agregado	62.268.574	0	0	0	0	62.268.574
403	18	99	00	Otros impuestos indirectos	10.980	0	0	0	0	10.980
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.405.271	0	0	0	0	1.405.271
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.405.271	0	0	0	0	1.405.271
403	99	00	00	Otros servicios no personales	7.272.522	0	0	0	0	7.272.522
403	99	01	00	Otros servicios no personales	7.272.522	0	0	0	0	7.272.522
404	**00**	**00**	**00**	**Activos reales**	**25.169.011**	0	0	0	0	**25.169.011**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	65.000	0	0	0	0	65.000
404	01	01	00	Repuestos mayores	65.000	0	0	0	0	65.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	50.000	0	0	0	0	50.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	15.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	436.000	0	0	0	0	436.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	150.000	0	0	0	0	150.000
404	03	05	00	Maquinaria y equipos industriales y de taller	100.000	0	0	0	0	100.000
404	03	08	00	Equipos de almacén	186.000	0	0	0	0	186.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	4.462.286	0	0	0	0	4.462.286
404	05	01	00	Equipos de telecomunicaciones	4.438.286	0	0	0	0	4.438.286
404	05	02	00	Equipos de señalamiento	24.000	0	0	0	0	24.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	712.143	0	0	0	0	712.143
404	07	02	00	Equipos de enseñanza, deporte y recreación	5.000	0	0	0	0	5.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	357.143	0	0	0	0	357.143
404	07	06	00	Instrumentos musicales y equipos de audio	350.000	0	0	0	0	350.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	410.000	0	0	0	0	410.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	136.000	0	0	0	0	136.000
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	174.000	0	0	0	0	174.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	100.000	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	18.953.582	0	0	0	0	18.953.582
404	09	01	00	Mobiliario y equipos de oficina	659.018	0	0	0	0	659.018
404	09	02	00	Equipos de computación	16.747.135	0	0	0	0	16.747.135
404	09	03	00	Mobiliario y equipos de alojamiento	1.547.429	0	0	0	0	1.547.429
404	12	00	00	Activos intangibles	130.000	0	0	0	0	130.000
404	12	04	00	Paquetes y programas de computación	130.000	0	0	0	0	130.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**6.300.000**	**0**	**0**	**0**	**0**	**6.300.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	6.300.000	0	0	0	0	6.300.000
406	01	01	00	Gastos de defensa y seguridad del Estado	6.300.000	0	0	0	0	6.300.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**363.789.621**	**0**	**0**	**0**	**0**	**363.789.621**
407	01	00	00	Transferencias y donaciones corrientes internas	357.580.282	0	0	0	0	357.580.282
407	01	01	00	Transferencias corrientes internas al sector privado	328.152.322	0	0	0	0	328.152.322
407	01	01	01	Pensiones del personal empleado, obrero y militar	16.496.370	0	0	0	0	16.496.370
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	73.150.835	0	0	0	0	73.150.835
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	2.474.455	0	0	0	0	2.474.455
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	33.043.349	0	0	0	0	33.043.349
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	9.345.250	0	0	0	0	9.345.250
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	10.972.625	0	0	0	0	10.972.625
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	142.266.638	0	0	0	0	142.266.638
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	40.402.800	0	0	0	0	40.402.800
407	01	02	00	Donaciones corrientes internas al sector privado	4.233.341	0	0	0	0	4.233.341
407	01	02	01	Donaciones corrientes a personas	4.233.341	0	0	0	0	4.233.341

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	03	00	Transferencias corrientes internas al sector público	25.194.619	0	0	0	0	25.194.619
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	25.194.619	0	0	0	0	25.194.619
407	02	00	00	Transferencias y donaciones corrientes al exterior	6.209.339	0	0	0	0	6.209.339
407	02	01	00	Transferencias corrientes al exterior	3.300.000	0	0	0	0	3.300.000
407	02	01	04	Transferencias corrientes a organismos internacionales	3.300.000	0	0	0	0	3.300.000
407	02	02	00	Donaciones corrientes al exterior	2.909.339	0	0	0	0	2.909.339
407	02	02	01	Donaciones corrientes a personas	2.909.339	0	0	0	0	2.909.339
411	**00**	**00**	**00**	**Disminución de pasivos**	**31.273.184**	**0**	**0**	**0**	**0**	**31.273.184**
411	11	00	00	Obligaciones de ejercicios anteriores	31.273.184	0	0	0	0	31.273.184
411	11	04	00	Compromisos pendientes de ejercicios anteriores	29.773.184	0	0	0	0	29.773.184
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	1.500.000	0	0	0	0	1.500.000
				Totales	**4.265.322.167**	**0**	**0**	**0**	**0**	**4.265.322.167**

08
Ministerio del Poder Popular para la Defensa

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**43.150.082.297**	0	0	0	0	**43.150.082.297**
401	01	00	00	Sueldos, salarios y otras retribuciones	18.415.191.814	0	0	0	0	18.415.191.814
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	722.164.370	0	0	0	0	722.164.370
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	4.626.180	0	0	0	0	4.626.180
401	01	03	00	Suplencias a empleados	459.846	0	0	0	0	459.846
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	604.969.080	0	0	0	0	604.969.080
401	01	18	00	Remuneraciones al personal contratado	49.485.506	0	0	0	0	49.485.506
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	49.485.506	0	0	0	0	49.485.506
401	01	20	00	Sueldo del personal militar profesional	9.872.104.695	0	0	0	0	9.872.104.695
401	01	21	00	Sueldo o ración del personal militar no profesional	7.140.382.137	0	0	0	0	7.140.382.137
401	01	30	00	Retribución al personal de reserva	21.000.000	0	0	0	0	21.000.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	592.960.117	0	0	0	0	592.960.117
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	351.322.949	0	0	0	0	351.322.949
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	595.856	0	0	0	0	595.856
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	241.041.312	0	0	0	0	241.041.312
401	03	00	00	Primas	4.826.709.574	0	0	0	0	4.826.709.574
401	03	01	00	Primas por mérito a empleados	167.243.365	0	0	0	0	167.243.365
401	03	02	00	Primas de transporte a empleados	114.945.744	0	0	0	0	114.945.744
401	03	03	00	Primas por hogar a empleados	115.348.824	0	0	0	0	115.348.824
401	03	04	00	Primas por hijos a empleados	58.422.999	0	0	0	0	58.422.999
401	03	08	00	Primas de profesionalización a empleados	132.240.136	0	0	0	0	132.240.136
401	03	09	00	Primas por antigüedad a empleados	80.129.498	0	0	0	0	80.129.498
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.061.563	0	0	0	0	4.061.563
401	03	16	00	Primas por mérito a obreros	112.858.623	0	0	0	0	112.858.623
401	03	17	00	Primas de transporte a obreros	133.231.861	0	0	0	0	133.231.861
401	03	18	00	Primas por hogar a obreros	138.231.861	0	0	0	0	138.231.861
401	03	19	00	Primas por hijos de obreros	50.076.790	0	0	0	0	50.076.790
401	03	21	00	Primas por antigüedad a obreros	83.477.049	0	0	0	0	83.477.049
401	03	22	00	Primas de profesionalización a obreros	14.733.421	0	0	0	0	14.733.421
401	03	26	00	Primas por hijos al personal militar	192.279.000	0	0	0	0	192.279.000
401	03	27	00	Primas de profesionalización al personal militar	246.196.560	0	0	0	0	246.196.560

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	28	00	Primas por antigüedad al personal militar	309.124.042	0	0	0	0	309.124.042
401	03	29	00	Primas por potencial de ascenso al personal militar	5.325.000	0	0	0	0	5.325.000
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	2.158.652.088	0	0	0	0	2.158.652.088
401	03	37	00	Primas de transporte al personal contratado	8.161.631	0	0	0	0	8.161.631
401	03	38	00	Primas por hogar al personal contratado	4.350.745	0	0	0	0	4.350.745
401	03	39	00	Primas por hijos al personal contratado	3.470.829	0	0	0	0	3.470.829
401	03	40	00	Primas de profesionalización al personal contratado	3.578.915	0	0	0	0	3.578.915
401	03	96	00	Otras primas al personal contratado	1.006.449	0	0	0	0	1.006.449
401	03	97	00	Otras primas a empleados	76.708.504	0	0	0	0	76.708.504
401	03	98	00	Otras primas a obreros	104.030.132	0	0	0	0	104.030.132
401	03	99	00	Otras primas al personal militar	508.823.945	0	0	0	0	508.823.945
401	04	00	00	Complementos de sueldos y salarios	8.867.841.631	0	0	0	0	8.867.841.631
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	14.073.473	0	0	0	0	14.073.473
401	04	02	00	Complemento a empleados por trabajo nocturno	75.024.705	0	0	0	0	75.024.705
401	04	03	00	Complemento a empleados por gastos de alimentación	8.701.012	0	0	0	0	8.701.012
401	04	08	00	Bono compensatorio de alimentación a empleados	291.781.125	0	0	0	0	291.781.125
401	04	10	00	Complemento a empleados por días feriados	77.768.037	0	0	0	0	77.768.037
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	6.857.591	0	0	0	0	6.857.591
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	53.759.819	0	0	0	0	53.759.819
401	04	18	00	Bono compensatorio de alimentación a obreros	315.794.812	0	0	0	0	315.794.812
401	04	20	00	Complemento a obreros por días feriados	37.246.981	0	0	0	0	37.246.981
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	207.634	0	0	0	0	207.634
401	04	26	00	Bono compensatorio de alimentación al personal contratado	19.640.063	0	0	0	0	19.640.063
401	04	28	00	Complemento al personal contratado por días feriados	149.690	0	0	0	0	149.690
401	04	32	00	Complemento al personal militar por gastos de alimentación	3.552.487.681	0	0	0	0	3.552.487.681
401	04	33	00	Complemento al personal militar por gastos de transporte	1.081.489.076	0	0	0	0	1.081.489.076
401	04	34	00	Complemento al personal militar en el exterior	450.000.000	0	0	0	0	450.000.000
401	04	35	00	Bono compensatorio de alimentación al personal militar	2.340.043.475	0	0	0	0	2.340.043.475
401	04	96	00	Otros complementos a empleados	233.261.751	0	0	0	0	233.261.751
401	04	97	00	Otros complementos a obreros	202.324.866	0	0	0	0	202.324.866
401	04	98	00	Otros complementos al personal contratado	4.527.471	0	0	0	0	4.527.471

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	99	00	Otros complementos al personal militar	102.702.369	0	0	0	0	102.702.369
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.992.659.172	0	0	0	0	5.992.659.172
401	05	03	00	Bono vacacional a empleados	615.709.542	0	0	0	0	615.709.542
401	05	06	00	Bono vacacional a obreros	576.154.422	0	0	0	0	576.154.422
401	05	08	00	Bono vacacional al personal contratado	8.725.331	0	0	0	0	8.725.331
401	05	10	00	Bono vacacional al personal militar	4.792.069.877	0	0	0	0	4.792.069.877
401	06	00	00	Aportes patronales y legales	721.970.944	0	0	0	0	721.970.944
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	155.252.998	0	0	0	0	155.252.998
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	51.749.793	0	0	0	0	51.749.793
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	34.499.860	0	0	0	0	34.499.860
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	34.499.860	0	0	0	0	34.499.860
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	127.614.991	0	0	0	0	127.614.991
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	42.538.330	0	0	0	0	42.538.330
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	28.358.888	0	0	0	0	28.358.888
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	28.358.888	0	0	0	0	28.358.888
401	06	19	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal militar	211.754.615	0	0	0	0	211.754.615
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	5.083.553	0	0	0	0	5.083.553
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.129.584	0	0	0	0	1.129.584
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.129.584	0	0	0	0	1.129.584
401	07	00	00	Asistencia socio-económica	2.998.382.353	0	0	0	0	2.998.382.353
401	07	01	00	Capacitación y adiestramiento a empleados	513.000	0	0	0	0	513.000
401	07	02	00	Becas a empleados	15.900.000	0	0	0	0	15.900.000
401	07	03	00	Ayudas por matrimonio a empleados	631.196	0	0	0	0	631.196
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.576.485	0	0	0	0	1.576.485
401	07	05	00	Ayudas por defunción a empleados	1.687.500	0	0	0	0	1.687.500
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	16.470.000	0	0	0	0	16.470.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	129.657.841	0	0	0	0	129.657.841
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	542.739.905	0	0	0	0	542.739.905
401	07	10	00	Dotación de uniformes a empleados	201.184.000	0	0	0	0	201.184.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de	6.300.000	0	0	0	0	6.300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				empleados						
401	07	17	00	Capacitación y adiestramiento a obreros	180.000	0	0	0	0	180.000
401	07	18	00	Becas a obreros	15.000.000	0	0	0	0	15.000.000
401	07	19	00	Ayudas por matrimonio de obreros	659.000	0	0	0	0	659.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.357.000	0	0	0	0	1.357.000
401	07	21	00	Ayudas por defunción a obreros	1.388.000	0	0	0	0	1.388.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	16.531.000	0	0	0	0	16.531.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	110.204.473	0	0	0	0	110.204.473
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	312.853.916	0	0	0	0	312.853.916
401	07	26	00	Dotación de uniformes a obreros	207.568.000	0	0	0	0	207.568.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	7.200.000	0	0	0	0	7.200.000
401	07	34	00	Capacitación y adiestramiento al personal militar	10.800.000	0	0	0	0	10.800.000
401	07	35	00	Becas al personal militar	24.300.000	0	0	0	0	24.300.000
401	07	36	00	Ayudas por matrimonio al personal militar	6.500.000	0	0	0	0	6.500.000
401	07	37	00	Ayudas por nacimiento de hijos al personal militar	15.471.000	0	0	0	0	15.471.000
401	07	38	00	Ayudas por defunción al personal militar	2.614.000	0	0	0	0	2.614.000
401	07	39	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal militar	30.500.000	0	0	0	0	30.500.000
401	07	40	00	Aporte patronal a caja de ahorro por personal militar	1.042.972.790	0	0	0	0	1.042.972.790
401	07	41	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios personal militar	154.097.047	0	0	0	0	154.097.047
401	07	44	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal militar	27.000.000	0	0	0	0	27.000.000
401	07	74	00	Capacitación y adiestramiento al personal contratado	105.300	0	0	0	0	105.300
401	07	75	00	Becas al personal contratado	990.000	0	0	0	0	990.000
401	07	76	00	Ayudas por matrimonio al personal contratado	160.000	0	0	0	0	160.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	202.900	0	0	0	0	202.900
401	07	78	00	Ayudas por defunción al personal contratado	425.000	0	0	0	0	425.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	2.250.000	0	0	0	0	2.250.000
401	07	83	00	Dotación de uniformes al personal contratado	4.160.000	0	0	0	0	4.160.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	230.000	0	0	0	0	230.000
401	07	96	00	Otras subvenciones a empleados	17.003.000	0	0	0	0	17.003.000
401	07	97	00	Otras subvenciones a obreros	17.100.000	0	0	0	0	17.100.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	98	00	Otras subvenciones al personal militar	48.300.000	0	0	0	0	48.300.000
401	07	99	00	Otras subvenciones al personal contratado	3.600.000	0	0	0	0	3.600.000
401	08	00	00	Prestaciones sociales e indemnizaciones	730.366.692	0	0	0	0	730.366.692
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	393.340.634	0	0	0	0	393.340.634
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	331.770.715	0	0	0	0	331.770.715
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	5.255.343	0	0	0	0	5.255.343
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	4.000.000	0	0	0	0	4.000.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	4.000.000	0	0	0	0	4.000.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.366.076.201**	**0**	**0**	**0**	**0**	**9.366.076.201**
402	01	00	00	Productos alimenticios y agropecuarios	957.490.811	0	0	0	0	957.490.811
402	01	01	00	Alimentos y bebidas para personas	933.575.703	0	0	0	0	933.575.703
402	01	02	00	Alimentos para animales	22.415.313	0	0	0	0	22.415.313
402	01	03	00	Productos agrícolas y pecuarios	1.499.795	0	0	0	0	1.499.795
402	02	00	00	Productos de minas, canteras y yacimientos	25.816.137	0	0	0	0	25.816.137
402	02	03	00	Mineral de hierro	58.783	0	0	0	0	58.783
402	02	04	00	Mineral no ferroso	240.391	0	0	0	0	240.391
402	02	05	00	Piedra, arcilla, arena y tierra	25.468.638	0	0	0	0	25.468.638
402	02	99	00	Otros productos de minas, canteras y yacimientos	48.325	0	0	0	0	48.325
402	03	00	00	Textiles y vestuarios	2.324.800.761	0	0	0	0	2.324.800.761
402	03	01	00	Textiles	268.417.459	0	0	0	0	268.417.459
402	03	02	00	Prendas de vestir	1.450.631.241	0	0	0	0	1.450.631.241
402	03	03	00	Calzados	598.986.661	0	0	0	0	598.986.661
402	03	99	00	Otros productos textiles y vestuarios	6.765.400	0	0	0	0	6.765.400
402	04	00	00	Productos de cuero y caucho	589.401.536	0	0	0	0	589.401.536
402	04	01	00	Cueros y pieles	220.000	0	0	0	0	220.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	8.098.619	0	0	0	0	8.098.619
402	04	03	00	Cauchos y tripas para vehículos	580.060.699	0	0	0	0	580.060.699
402	04	99	00	Otros productos de cuero y caucho	1.022.218	0	0	0	0	1.022.218
402	05	00	00	Productos de papel, cartón e impresos	758.121.183	0	0	0	0	758.121.183
402	05	01	00	Pulpa de madera, papel y cartón	125.777.684	0	0	0	0	125.777.684
402	05	02	00	Envases y cajas de papel y cartón	49.573.139	0	0	0	0	49.573.139

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	402.398.549	0	0	0	0	402.398.549
402	05	04	00	Libros, revistas y periódicos	16.497.387	0	0	0	0	16.497.387
402	05	05	00	Material de enseñanza	12.235.080	0	0	0	0	12.235.080
402	05	06	00	Productos de papel y cartón para computación	27.346.978	0	0	0	0	27.346.978
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	123.759.250	0	0	0	0	123.759.250
402	05	99	00	Otros productos de pulpa, papel y cartón	533.116	0	0	0	0	533.116
402	06	00	00	Productos químicos y derivados	1.504.718.693	0	0	0	0	1.504.718.693
402	06	01	00	Sustancias químicas y de uso industrial	93.353.676	0	0	0	0	93.353.676
402	06	02	00	Abonos, plaguicidas y otros	4.031.283	0	0	0	0	4.031.283
402	06	03	00	Tintas, pinturas y colorantes	293.015.376	0	0	0	0	293.015.376
402	06	04	00	Productos farmacéuticos y medicamentos	773.825.379	0	0	0	0	773.825.379
402	06	05	00	Productos de tocador	30.817.096	0	0	0	0	30.817.096
402	06	06	00	Combustibles y lubricantes	150.566.007	0	0	0	0	150.566.007
402	06	07	00	Productos diversos derivados del petróleo y del carbón	2.147.700	0	0	0	0	2.147.700
402	06	08	00	Productos plásticos	85.780.788	0	0	0	0	85.780.788
402	06	09	00	Mezclas explosivas	23.300	0	0	0	0	23.300
402	06	99	00	Otros productos de la industria química y conexos	71.158.088	0	0	0	0	71.158.088
402	07	00	00	Productos minerales no metálicos	33.191.817	0	0	0	0	33.191.817
402	07	01	00	Productos de barro, loza y porcelana	554.320	0	0	0	0	554.320
402	07	02	00	Vidrios y productos de vidrio	3.437.035	0	0	0	0	3.437.035
402	07	03	00	Productos de arcilla para construcción	7.003.805	0	0	0	0	7.003.805
402	07	04	00	Cemento, cal y yeso	22.196.657	0	0	0	0	22.196.657
402	08	00	00	Productos metálicos	809.237.990	0	0	0	0	809.237.990
402	08	01	00	Productos primarios de hierro y acero	14.625.479	0	0	0	0	14.625.479
402	08	02	00	Productos de metales no ferrosos	1.703.953	0	0	0	0	1.703.953
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	171.678.622	0	0	0	0	171.678.622
402	08	04	00	Productos metálicos estructurales	9.539.763	0	0	0	0	9.539.763
402	08	05	00	Materiales de orden público, seguridad y defensa	80.186.957	0	0	0	0	80.186.957
402	08	07	00	Material de señalamiento	1.529.601	0	0	0	0	1.529.601
402	08	08	00	Material de educación	9.187.257	0	0	0	0	9.187.257
402	08	09	00	Repuestos y accesorios para equipos de transporte	453.325.420	0	0	0	0	453.325.420

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	67.288.986	0	0	0	0	67.288.986
402	08	99	00	Otros productos metálicos	171.952	0	0	0	0	171.952
402	09	00	00	Productos de madera	15.046.379	0	0	0	0	15.046.379
402	09	01	00	Productos primarios de madera	4.334.022	0	0	0	0	4.334.022
402	09	02	00	Muebles y accesorios de madera para edificaciones	10.289.081	0	0	0	0	10.289.081
402	09	99	00	Otros productos de madera	423.276	0	0	0	0	423.276
402	10	00	00	Productos varios y útiles diversos	2.348.250.894	0	0	0	0	2.348.250.894
402	10	01	00	Artículos de deporte, recreación y juguetes	38.448.695	0	0	0	0	38.448.695
402	10	02	00	Materiales y útiles de limpieza y aseo	315.802.976	0	0	0	0	315.802.976
402	10	03	00	Utensilios de cocina y comedor	110.328.318	0	0	0	0	110.328.318
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	978.279.320	0	0	0	0	978.279.320
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	147.892.417	0	0	0	0	147.892.417
402	10	06	00	Condecoraciones, ofrendas y similares	128.030.964	0	0	0	0	128.030.964
402	10	07	00	Productos de seguridad en el trabajo	57.165.898	0	0	0	0	57.165.898
402	10	08	00	Materiales para equipos de computación	228.729.156	0	0	0	0	228.729.156
402	10	10	00	Útiles religiosos	452.194	0	0	0	0	452.194
402	10	11	00	Materiales eléctricos	186.904.378	0	0	0	0	186.904.378
402	10	12	00	Materiales para instalaciones sanitarias	132.093.053	0	0	0	0	132.093.053
402	10	13	00	Materiales fotográficos	23.255.312	0	0	0	0	23.255.312
402	10	99	00	Otros productos y útiles diversos	868.213	0	0	0	0	868.213
403	**00**	**00**	**00**	**Servicios no personales**	**5.836.016.878**	**0**	**0**	**0**	**0**	**5.836.016.878**
403	01	00	00	Alquileres de inmuebles	11.012.118	0	0	0	0	11.012.118
403	01	01	00	Alquileres de edificios y locales	10.955.868	0	0	0	0	10.955.868
403	01	02	00	Alquileres de instalaciones culturales y recreativas	56.250	0	0	0	0	56.250
403	02	00	00	Alquileres de maquinaria y equipos	49.051.613	0	0	0	0	49.051.613
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	732.169	0	0	0	0	732.169
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.049.630	0	0	0	0	1.049.630
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	284.386	0	0	0	0	284.386
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	1.430.000	0	0	0	0	1.430.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	3.888.260	0	0	0	0	3.888.260
403	02	99	00	Alquileres de otras maquinaria y equipos	41.667.168	0	0	0	0	41.667.168

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	03	00	00	Derechos sobre bienes intangibles	2.166.862	0	0	0	0	2.166.862
403	03	03	00	Paquetes y programas de computación	2.166.862	0	0	0	0	2.166.862
403	04	00	00	Servicios básicos	352.492.551	0	0	0	0	352.492.551
403	04	01	00	Electricidad	57.539.817	0	0	0	0	57.539.817
403	04	02	00	Gas	2.886.527	0	0	0	0	2.886.527
403	04	03	00	Agua	160.915.905	0	0	0	0	160.915.905
403	04	04	00	Teléfonos	69.804.898	0	0	0	0	69.804.898
403	04	04	01	Servicios de telefonía prestados por organismos públicos	55.500.680	0	0	0	0	55.500.680
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	14.304.218	0	0	0	0	14.304.218
403	04	05	00	Servicio de comunicaciones	20.831.633	0	0	0	0	20.831.633
403	04	06	00	Servicio de aseo urbano y domiciliario	40.513.771	0	0	0	0	40.513.771
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	80.973.530	0	0	0	0	80.973.530
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	20.385.133	0	0	0	0	20.385.133
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	60.203.264	0	0	0	0	60.203.264
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	385.133	0	0	0	0	385.133
403	06	00	00	Servicios de transporte y almacenaje	33.426.274	0	0	0	0	33.426.274
403	06	01	00	Fletes y embalajes	32.326.976	0	0	0	0	32.326.976
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.099.298	0	0	0	0	1.099.298
403	07	00	00	Servicios de información, impresión y relaciones públicas	129.315.780	0	0	0	0	129.315.780
403	07	01	00	Publicidad y propaganda	7.050.308	0	0	0	0	7.050.308
403	07	02	00	Imprenta y reproducción	29.820.220	0	0	0	0	29.820.220
403	07	03	00	Relaciones sociales	83.345.252	0	0	0	0	83.345.252
403	07	04	00	Avisos	9.100.000	0	0	0	0	9.100.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	310.546.203	0	0	0	0	310.546.203
403	08	01	00	Primas y gastos de seguros	286.197.534	0	0	0	0	286.197.534
403	08	02	00	Comisiones y gastos bancarios	24.348.669	0	0	0	0	24.348.669
403	09	00	00	Viáticos y pasajes	1.587.534.610	0	0	0	0	1.587.534.610
403	09	01	00	Viáticos y pasajes dentro del país	925.213.342	0	0	0	0	925.213.342
403	09	02	00	Viáticos y pasajes fuera del país	662.013.352	0	0	0	0	662.013.352
403	09	03	00	Asignación por kilómetros recorridos	307.916	0	0	0	0	307.916
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	90.288.930	0	0	0	0	90.288.930

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	02	00	Servicios de contabilidad y auditoría	53.764	0	0	0	0	53.764
403	10	03	00	Servicios de procesamiento de datos	4.673.189	0	0	0	0	4.673.189
403	10	04	00	Servicios de ingeniería y arquitectónicos	324.326	0	0	0	0	324.326
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	1.203.850	0	0	0	0	1.203.850
403	10	06	00	Servicios de veterinaria	110.350	0	0	0	0	110.350
403	10	07	00	Servicios de capacitación y adiestramiento	55.262.577	0	0	0	0	55.262.577
403	10	09	00	Servicios de lavandería y tintorería	2.575.127	0	0	0	0	2.575.127
403	10	10	00	Servicios de vigilancia	535.337	0	0	0	0	535.337
403	10	11	00	Servicios para la elaboración y suministro de comida	25.070.410	0	0	0	0	25.070.410
403	10	99	00	Otros servicios profesionales y técnicos	480.000	0	0	0	0	480.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.111.116.093	0	0	0	0	1.111.116.093
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	53.268.527	0	0	0	0	53.268.527
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	507.056.407	0	0	0	0	507.056.407
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	38.427.875	0	0	0	0	38.427.875
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	186.319.352	0	0	0	0	186.319.352
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	5.993.968	0	0	0	0	5.993.968
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	6.701.514	0	0	0	0	6.701.514
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	256.582.076	0	0	0	0	256.582.076
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	56.766.374	0	0	0	0	56.766.374
403	12	00	00	Conservación y reparaciones menores de obras	507.093.644	0	0	0	0	507.093.644
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	506.760.590	0	0	0	0	506.760.590
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	333.054	0	0	0	0	333.054
403	16	00	00	Servicios de diversión, esparcimiento y culturales	11.913.330	0	0	0	0	11.913.330
403	16	01	00	Servicios de diversión, esparcimiento y culturales	11.913.330	0	0	0	0	11.913.330
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	160.000	0	0	0	0	160.000
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	160.000	0	0	0	0	160.000
403	18	00	00	Impuestos indirectos	1.556.647.465	0	0	0	0	1.556.647.465
403	18	01	00	Impuesto al valor agregado	1.513.388.014	0	0	0	0	1.513.388.014
403	18	99	00	Otros impuestos indirectos	43.259.451	0	0	0	0	43.259.451

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	00	00	Otros servicios no personales	2.277.875	0	0	0	0	2.277.875
403	99	01	00	Otros servicios no personales	2.277.875	0	0	0	0	2.277.875
404	**00**	**00**	**00**	**Activos reales**	**1.279.171.719**	**2.431.639.612**	**0**	**0**	**0**	**3.710.811.331**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	131.011.163	0	0	0	0	131.011.163
404	01	01	00	Repuestos mayores	46.020.326	0	0	0	0	46.020.326
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	7.308.313	0	0	0	0	7.308.313
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	12.066.569	0	0	0	0	12.066.569
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	1.100.000	0	0	0	0	1.100.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	22.617.700	0	0	0	0	22.617.700
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	2.927.744	0	0	0	0	2.927.744
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	84.990.837	0	0	0	0	84.990.837
404	01	02	01	Reparaciones, mejoras y adiciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	1.800.000	0	0	0	0	1.800.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	80.896.832	0	0	0	0	80.896.832
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.450.000	0	0	0	0	1.450.000
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	844.005	0	0	0	0	844.005
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	8.223.869	0	0	0	0	8.223.869
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	8.223.869	0	0	0	0	8.223.869
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	57.297.536	0	0	0	0	57.297.536
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	5.650.995	0	0	0	0	5.650.995
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	300.000	0	0	0	0	300.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	2.100.000	0	0	0	0	2.100.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	30.749.117	0	0	0	0	30.749.117
404	03	05	00	Maquinaria y equipos industriales y de taller	1.055.608	0	0	0	0	1.055.608
404	03	06	00	Maquinaria y equipos de energía	17.441.816	0	0	0	0	17.441.816
404	04	00	00	Equipos de transporte, tracción y elevación	184.830.929	0	0	0	0	184.830.929
404	04	01	00	Vehículos automotores terrestres	87.635.407	0	0	0	0	87.635.407
404	04	03	00	Equipos marítimos de transporte	48.249.304	0	0	0	0	48.249.304
404	04	06	00	Equipos auxiliares de transporte	46.289.522	0	0	0	0	46.289.522
404	04	99	00	Otros equipos de transporte, tracción y elevación	2.656.696	0	0	0	0	2.656.696
404	05	00	00	Equipos de comunicaciones y de señalamiento	31.446.756	0	0	0	0	31.446.756

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	05	01	00	Equipos de telecomunicaciones	31.446.756	0	0	0	0	31.446.756
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	272.087.638	0	0	0	0	272.087.638
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	272.087.638	0	0	0	0	272.087.638
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.855.980	0	0	0	0	10.855.980
404	07	01	00	Equipos científicos y de laboratorio	334.000	0	0	0	0	334.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	3.885.080	0	0	0	0	3.885.080
404	07	05	00	Equipos religiosos	611.000	0	0	0	0	611.000
404	07	06	00	Instrumentos musicales y equipos de audio	6.025.900	0	0	0	0	6.025.900
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	102.843.459	2.431.639.612	0	0	0	2.534.483.071
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	52.500.000	2.431.639.612	0	0	0	2.484.139.612
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	29.508.079	0	0	0	0	29.508.079
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	20.835.380	0	0	0	0	20.835.380
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	476.392.168	0	0	0	0	476.392.168
404	09	01	00	Mobiliario y equipos de oficina	88.683.852	0	0	0	0	88.683.852
404	09	02	00	Equipos de computación	152.239.386	0	0	0	0	152.239.386
404	09	03	00	Mobiliario y equipos de alojamiento	235.322.680	0	0	0	0	235.322.680
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	146.250	0	0	0	0	146.250
404	12	00	00	Activos intangibles	3.859.671	0	0	0	0	3.859.671
404	12	04	00	Paquetes y programas de computación	3.859.671	0	0	0	0	3.859.671
404	99	00	00	Otros activos reales	322.550	0	0	0	0	322.550
404	99	01	00	Otros activos reales	322.550	0	0	0	0	322.550
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**1.675.126.408**	**0**	**0**	**0**	**0**	**1.675.126.408**
406	01	00	00	Gastos de defensa y seguridad del Estado	1.675.126.408	0	0	0	0	1.675.126.408
406	01	01	00	Gastos de defensa y seguridad del Estado	1.675.126.408	0	0	0	0	1.675.126.408
407	**00**	**00**	**00**	**Transferencias y donaciones**	**21.607.460.816**	**0**	**0**	**0**	**0**	**21.607.460.816**
407	01	00	00	Transferencias y donaciones corrientes internas	21.607.249.756	0	0	0	0	21.607.249.756
407	01	01	00	Transferencias corrientes internas al sector privado	1.396.280.358	0	0	0	0	1.396.280.358
407	01	01	01	Pensiones del personal empleado, obrero y militar	149.308.942	0	0	0	0	149.308.942
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	409.067.736	0	0	0	0	409.067.736
407	01	01	04	Becas universitarias en el país	1.697.652	0	0	0	0	1.697.652
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	5.407.730	0	0	0	0	5.407.730

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	225.046.760	0	0	0	0	225.046.760
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	17.192.947	0	0	0	0	17.192.947
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	588.172.884	0	0	0	0	588.172.884
407	01	01	73	Subsidios a instituciones benéficas privadas	385.707	0	0	0	0	385.707
407	01	02	00	Donaciones corrientes internas al sector privado	5.000.000	0	0	0	0	5.000.000
407	01	02	01	Donaciones corrientes a personas	5.000.000	0	0	0	0	5.000.000
407	01	03	00	Transferencias corrientes internas al sector público	20.205.969.398	0	0	0	0	20.205.969.398
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.354.536.736	0	0	0	0	2.354.536.736
407	01	03	04	Transferencias corrientes a instituciones de protección social	1.847.695.291	0	0	0	0	1.847.695.291
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	15.868.737.371	0	0	0	0	15.868.737.371
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	135.000.000	0	0	0	0	135.000.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	211.060	0	0	0	0	211.060
407	02	01	00	Transferencias corrientes al exterior	211.060	0	0	0	0	211.060
407	02	01	04	Transferencias corrientes a organismos internacionales	211.060	0	0	0	0	211.060
411	**00**	**00**	**00**	**Disminución de pasivos**	**31.508.613**	**0**	**0**	**0**	**0**	**31.508.613**
411	11	00	00	Obligaciones de ejercicios anteriores	31.508.613	0	0	0	0	31.508.613
411	11	04	00	Compromisos pendientes de ejercicios anteriores	31.508.613	0	0	0	0	31.508.613
				Totales	**82.945.442.932**	**2.431.639.612**	**0**	**0**	**0**	**85.377.082.544**

10
Ministerio del Poder Popular para la Educación

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**64.826.436.144**	**0**	**0**	**0**	**0**	**64.826.436.144**
401	01	00	00	Sueldos, salarios y otras retribuciones	34.727.533.791	0	0	0	0	34.727.533.791
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	23.437.046.442	0	0	0	0	23.437.046.442
401	01	03	00	Suplencias a empleados	242.227.768	0	0	0	0	242.227.768
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	6.462.731.367	0	0	0	0	6.462.731.367
401	01	13	00	Suplencias a obreros	363.341.649	0	0	0	0	363.341.649
401	01	18	00	Remuneraciones al personal contratado	15.148.567	0	0	0	0	15.148.567
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	8.948.400	0	0	0	0	8.948.400
401	01	18	02	Remuneraciones por honorarios profesionales	6.200.167	0	0	0	0	6.200.167
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	51.017	0	0	0	0	51.017
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	27.702.122	0	0	0	0	27.702.122
401	01	99	00	Otras retribuciones	4.179.284.859	0	0	0	0	4.179.284.859
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.313.209.671	0	0	0	0	1.313.209.671
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	348.733.363	0	0	0	0	348.733.363
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	964.476.308	0	0	0	0	964.476.308
401	03	00	00	Primas	6.839.032.825	0	0	0	0	6.839.032.825
401	03	01	00	Primas por mérito a empleados	1.072.134.344	0	0	0	0	1.072.134.344
401	03	02	00	Primas de transporte a empleados	1.106.742.000	0	0	0	0	1.106.742.000
401	03	08	00	Primas de profesionalización a empleados	109.119.197	0	0	0	0	109.119.197
401	03	09	00	Primas por antigüedad a empleados	862.717.730	0	0	0	0	862.717.730
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	31.443.381	0	0	0	0	31.443.381
401	03	16	00	Primas por mérito a obreros	24.163.870	0	0	0	0	24.163.870
401	03	21	00	Primas por antigüedad a obreros	222.572.490	0	0	0	0	222.572.490
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	121.946	0	0	0	0	121.946
401	03	47	00	Primas al personal de alto nivel y de dirección	56.619.648	0	0	0	0	56.619.648
401	03	97	00	Otras primas a empleados	3.135.522.863	0	0	0	0	3.135.522.863
401	03	98	00	Otras primas a obreros	217.875.356	0	0	0	0	217.875.356
401	04	00	00	Complementos de sueldos y salarios	8.904.959.167	0	0	0	0	8.904.959.167
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	10.745.402	0	0	0	0	10.745.402
401	04	02	00	Complemento a empleados por trabajo nocturno	76.199.206	0	0	0	0	76.199.206

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	03	00	Complemento a empleados por gastos de alimentación	5.050.691	0	0	0	0	5.050.691
401	04	04	00	Complemento a empleados por gastos de transporte	123.000	0	0	0	0	123.000
401	04	08	00	Bono compensatorio de alimentación a empleados	6.216.367.904	0	0	0	0	6.216.367.904
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	5.712.559	0	0	0	0	5.712.559
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	56.526.234	0	0	0	0	56.526.234
401	04	16	00	Complemento a obreros por gastos de alimentación	1.943.546	0	0	0	0	1.943.546
401	04	18	00	Bono compensatorio de alimentación a obreros	2.218.555.735	0	0	0	0	2.218.555.735
401	04	19	00	Bono compensatorio de transporte a obreros	200.602.800	0	0	0	0	200.602.800
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.623.164	0	0	0	0	1.623.164
401	04	25	00	Complemento al personal contratado por gastos de alimentación	474.114	0	0	0	0	474.114
401	04	97	00	Otros complementos a obreros	111.034.812	0	0	0	0	111.034.812
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	849.097.114	0	0	0	0	849.097.114
401	05	03	00	Bono vacacional a empleados	623.212.411	0	0	0	0	623.212.411
401	05	06	00	Bono vacacional a obreros	214.855.239	0	0	0	0	214.855.239
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	30.029	0	0	0	0	30.029
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	10.999.435	0	0	0	0	10.999.435
401	06	00	00	Aportes patronales y legales	4.321.033.832	0	0	0	0	4.321.033.832
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.424.236.059	0	0	0	0	1.424.236.059
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	1.589.230.578	0	0	0	0	1.589.230.578
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	53.507.306	0	0	0	0	53.507.306
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	295.924.603	0	0	0	0	295.924.603
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	287.000.956	0	0	0	0	287.000.956
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	442.664.400	0	0	0	0	442.664.400
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	91.975.825	0	0	0	0	91.975.825
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	136.494.105	0	0	0	0	136.494.105
401	07	00	00	Asistencia socio-económica	6.232.307.064	0	0	0	0	6.232.307.064
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	4.795.645.955	0	0	0	0	4.795.645.955
401	07	19	00	Ayudas por matrimonio de obreros	176.400	0	0	0	0	176.400
401	07	20	00	Ayudas por nacimiento de hijos de obreros	5.888.250	0	0	0	0	5.888.250
401	07	21	00	Ayudas por defunción a obreros	1.305.750	0	0	0	0	1.305.750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	54.676.592	0	0	0	0	54.676.592
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.374.614.117	0	0	0	0	1.374.614.117
401	08	00	00	Prestaciones sociales e indemnizaciones	330.240.000	0	0	0	0	330.240.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	175.560.000	0	0	0	0	175.560.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	124.800.000	0	0	0	0	124.800.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	29.880.000	0	0	0	0	29.880.000
401	96	00	00	Otros gastos del personal empleado	1.010.069.932	0	0	0	0	1.010.069.932
401	96	01	00	Otros gastos del personal empleado	1.010.069.932	0	0	0	0	1.010.069.932
401	97	00	00	Otros gastos del personal obrero	298.952.748	0	0	0	0	298.952.748
401	97	01	00	Otros gastos del personal obrero	298.952.748	0	0	0	0	298.952.748
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.492.717.145**	**0**	**0**	**0**	**0**	**2.492.717.145**
402	01	00	00	Productos alimenticios y agropecuarios	455.446.247	0	0	0	0	455.446.247
402	01	01	00	Alimentos y bebidas para personas	447.117.438	0	0	0	0	447.117.438
402	01	02	00	Alimentos para animales	3.396.630	0	0	0	0	3.396.630
402	01	03	00	Productos agrícolas y pecuarios	4.932.179	0	0	0	0	4.932.179
402	02	00	00	Productos de minas, canteras y yacimientos	7.446.640	0	0	0	0	7.446.640
402	02	02	00	Petróleo crudo y gas natural	737.584	0	0	0	0	737.584
402	02	03	00	Mineral de hierro	14.396	0	0	0	0	14.396
402	02	04	00	Mineral no ferroso	122.670	0	0	0	0	122.670
402	02	05	00	Piedra, arcilla, arena y tierra	6.571.634	0	0	0	0	6.571.634
402	02	06	00	Mineral para la fabricación de productos químicos	356	0	0	0	0	356
402	03	00	00	Textiles y vestuarios	147.211.601	0	0	0	0	147.211.601
402	03	01	00	Textiles	33.618.895	0	0	0	0	33.618.895
402	03	02	00	Prendas de vestir	87.864.968	0	0	0	0	87.864.968
402	03	03	00	Calzados	25.661.838	0	0	0	0	25.661.838
402	03	99	00	Otros productos textiles y vestuarios	65.900	0	0	0	0	65.900
402	04	00	00	Productos de cuero y caucho	29.806.660	0	0	0	0	29.806.660
402	04	01	00	Cueros y pieles	60.800	0	0	0	0	60.800
402	04	03	00	Cauchos y tripas para vehículos	29.740.653	0	0	0	0	29.740.653
402	04	99	00	Otros productos de cuero y caucho	5.207	0	0	0	0	5.207
402	05	00	00	Productos de papel, cartón e impresos	842.942.620	0	0	0	0	842.942.620

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	643.589.051	0	0	0	0	643.589.051
402	05	02	00	Envases y cajas de papel y cartón	15.197.323	0	0	0	0	15.197.323
402	05	03	00	Productos de papel y cartón para oficina	137.896.119	0	0	0	0	137.896.119
402	05	04	00	Libros, revistas y periódicos	1.358.318	0	0	0	0	1.358.318
402	05	05	00	Material de enseñanza	8.210.945	0	0	0	0	8.210.945
402	05	06	00	Productos de papel y cartón para computación	5.401.431	0	0	0	0	5.401.431
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	30.522.200	0	0	0	0	30.522.200
402	05	99	00	Otros productos de pulpa, papel y cartón	767.233	0	0	0	0	767.233
402	06	00	00	Productos químicos y derivados	270.007.327	0	0	0	0	270.007.327
402	06	01	00	Sustancias químicas y de uso industrial	1.514.025	0	0	0	0	1.514.025
402	06	02	00	Abonos, plaguicidas y otros	2.746.724	0	0	0	0	2.746.724
402	06	03	00	Tintas, pinturas y colorantes	224.594.371	0	0	0	0	224.594.371
402	06	04	00	Productos farmacéuticos y medicamentos	5.951.955	0	0	0	0	5.951.955
402	06	05	00	Productos de tocador	454.387	0	0	0	0	454.387
402	06	06	00	Combustibles y lubricantes	7.594.473	0	0	0	0	7.594.473
402	06	07	00	Productos diversos derivados del petróleo y del carbón	130.871	0	0	0	0	130.871
402	06	08	00	Productos plásticos	26.950.641	0	0	0	0	26.950.641
402	06	99	00	Otros productos de la industria química y conexos	69.880	0	0	0	0	69.880
402	07	00	00	Productos minerales no metálicos	15.817.202	0	0	0	0	15.817.202
402	07	01	00	Productos de barro, loza y porcelana	435.452	0	0	0	0	435.452
402	07	02	00	Vidrios y productos de vidrio	2.680.652	0	0	0	0	2.680.652
402	07	03	00	Productos de arcilla para construcción	1.422.701	0	0	0	0	1.422.701
402	07	04	00	Cemento, cal y yeso	11.178.397	0	0	0	0	11.178.397
402	07	99	00	Otros productos minerales no metálicos	100.000	0	0	0	0	100.000
402	08	00	00	Productos metálicos	107.350.593	0	0	0	0	107.350.593
402	08	01	00	Productos primarios de hierro y acero	9.086.467	0	0	0	0	9.086.467
402	08	02	00	Productos de metales no ferrosos	241.765	0	0	0	0	241.765
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	61.641.406	0	0	0	0	61.641.406
402	08	04	00	Productos metálicos estructurales	1.061.458	0	0	0	0	1.061.458
402	08	07	00	Material de señalamiento	76.737	0	0	0	0	76.737
402	08	08	00	Material de educación	4.370.210	0	0	0	0	4.370.210

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	28.861.129	0	0	0	0	28.861.129
402	08	10	00	Repuestos y accesorios para otros equipos	1.709.583	0	0	0	0	1.709.583
402	08	99	00	Otros productos metálicos	301.838	0	0	0	0	301.838
402	09	00	00	Productos de madera	8.172.401	0	0	0	0	8.172.401
402	09	01	00	Productos primarios de madera	6.252.390	0	0	0	0	6.252.390
402	09	02	00	Muebles y accesorios de madera para edificaciones	1.359.958	0	0	0	0	1.359.958
402	09	99	00	Otros productos de madera	560.053	0	0	0	0	560.053
402	10	00	00	Productos varios y útiles diversos	608.305.312	0	0	0	0	608.305.312
402	10	01	00	Artículos de deporte, recreación y juguetes	33.765.736	0	0	0	0	33.765.736
402	10	02	00	Materiales y útiles de limpieza y aseo	169.051.732	0	0	0	0	169.051.732
402	10	03	00	Utensilios de cocina y comedor	6.964.554	0	0	0	0	6.964.554
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	8.929.709	0	0	0	0	8.929.709
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	66.434.423	0	0	0	0	66.434.423
402	10	06	00	Condecoraciones, ofrendas y similares	3.799.299	0	0	0	0	3.799.299
402	10	07	00	Productos de seguridad en el trabajo	25.285.362	0	0	0	0	25.285.362
402	10	08	00	Materiales para equipos de computación	142.573.448	0	0	0	0	142.573.448
402	10	09	00	Especies timbradas y valores	192.873	0	0	0	0	192.873
402	10	10	00	Útiles religiosos	175.399	0	0	0	0	175.399
402	10	11	00	Materiales eléctricos	78.249.078	0	0	0	0	78.249.078
402	10	12	00	Materiales para instalaciones sanitarias	70.875.118	0	0	0	0	70.875.118
402	10	13	00	Materiales fotográficos	234.861	0	0	0	0	234.861
402	10	99	00	Otros productos y útiles diversos	1.773.720	0	0	0	0	1.773.720
402	99	00	00	Otros materiales y suministros	210.542	0	0	0	0	210.542
402	99	01	00	Otros materiales y suministros	210.542	0	0	0	0	210.542
403	**00**	**00**	**00**	**Servicios no personales**	**13.751.447.240**	**0**	**0**	**0**	**0**	**13.751.447.240**
403	01	00	00	Alquileres de inmuebles	93.350.411	0	0	0	0	93.350.411
403	01	01	00	Alquileres de edificios y locales	92.811.530	0	0	0	0	92.811.530
403	01	02	00	Alquileres de instalaciones culturales y recreativas	538.881	0	0	0	0	538.881
403	02	00	00	Alquileres de maquinaria y equipos	360.335.901	0	0	0	0	360.335.901
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	264.479	0	0	0	0	264.479
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	356.033.884	0	0	0	0	356.033.884

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	19.000	0	0	0	0	19.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	20.200	0	0	0	0	20.200
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	278.138	0	0	0	0	278.138
403	02	99	00	Alquileres de otras maquinaria y equipos	3.720.200	0	0	0	0	3.720.200
403	03	00	00	Derechos sobre bienes intangibles	1.000.000	0	0	0	0	1.000.000
403	03	03	00	Paquetes y programas de computación	1.000.000	0	0	0	0	1.000.000
403	04	00	00	Servicios básicos	2.404.880.576	0	0	0	0	2.404.880.576
403	04	01	00	Electricidad	94.396.031	0	0	0	0	94.396.031
403	04	02	00	Gas	632.848	0	0	0	0	632.848
403	04	03	00	Agua	221.747.684	0	0	0	0	221.747.684
403	04	04	00	Teléfonos	17.320.872	0	0	0	0	17.320.872
403	04	04	01	Servicios de telefonía prestados por organismos públicos	15.464.737	0	0	0	0	15.464.737
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.856.135	0	0	0	0	1.856.135
403	04	05	00	Servicio de comunicaciones	2.054.464.220	0	0	0	0	2.054.464.220
403	04	06	00	Servicio de aseo urbano y domiciliario	10.105.643	0	0	0	0	10.105.643
403	04	07	00	Servicio de condominio	6.213.278	0	0	0	0	6.213.278
403	06	00	00	Servicios de transporte y almacenaje	1.202.291.084	0	0	0	0	1.202.291.084
403	06	01	00	Fletes y embalajes	1.194.597.263	0	0	0	0	1.194.597.263
403	06	03	00	Estacionamiento	186.313	0	0	0	0	186.313
403	06	04	00	Peaje	7.508	0	0	0	0	7.508
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	7.500.000	0	0	0	0	7.500.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.454.862.306	0	0	0	0	6.454.862.306
403	07	01	00	Publicidad y propaganda	39.746.582	0	0	0	0	39.746.582
403	07	02	00	Imprenta y reproducción	6.127.876.434	0	0	0	0	6.127.876.434
403	07	03	00	Relaciones sociales	265.667.820	0	0	0	0	265.667.820
403	07	04	00	Avisos	21.571.470	0	0	0	0	21.571.470
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	57.545.670	0	0	0	0	57.545.670
403	08	01	00	Primas y gastos de seguros	55.000.000	0	0	0	0	55.000.000
403	08	02	00	Comisiones y gastos bancarios	2.545.670	0	0	0	0	2.545.670
403	09	00	00	Viáticos y pasajes	943.088.862	0	0	0	0	943.088.862
403	09	01	00	Viáticos y pasajes dentro del país	912.979.906	0	0	0	0	912.979.906

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	30.000.000	0	0	0	0	30.000.000
403	09	03	00	Asignación por kilómetros recorridos	108.956	0	0	0	0	108.956
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	307.622.428	0	0	0	0	307.622.428
403	10	01	00	Servicios jurídicos	21.896.366	0	0	0	0	21.896.366
403	10	02	00	Servicios de contabilidad y auditoría	3.500.000	0	0	0	0	3.500.000
403	10	03	00	Servicios de procesamiento de datos	6.046.512	0	0	0	0	6.046.512
403	10	04	00	Servicios de ingeniería y arquitectónicos	10.966.000	0	0	0	0	10.966.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	48.300	0	0	0	0	48.300
403	10	07	00	Servicios de capacitación y adiestramiento	8.890.578	0	0	0	0	8.890.578
403	10	09	00	Servicios de lavandería y tintorería	8.640	0	0	0	0	8.640
403	10	10	00	Servicios de vigilancia	1.500.000	0	0	0	0	1.500.000
403	10	11	00	Servicios para la elaboración y suministro de comida	202.601.719	0	0	0	0	202.601.719
403	10	99	00	Otros servicios profesionales y técnicos	52.164.313	0	0	0	0	52.164.313
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	416.806.456	0	0	0	0	416.806.456
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	44.644.341	0	0	0	0	44.644.341
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	298.882.249	0	0	0	0	298.882.249
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	4.058.273	0	0	0	0	4.058.273
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	12.678.279	0	0	0	0	12.678.279
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	658.733	0	0	0	0	658.733
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	54.182.041	0	0	0	0	54.182.041
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.702.540	0	0	0	0	1.702.540
403	12	00	00	Conservación y reparaciones menores de obras	84.265.915	0	0	0	0	84.265.915
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	83.800.852	0	0	0	0	83.800.852
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	465.063	0	0	0	0	465.063
403	15	00	00	Servicios fiscales	24.802	0	0	0	0	24.802
403	15	01	00	Derechos de importación y servicios aduaneros	16.560	0	0	0	0	16.560
403	15	02	00	Tasas y otros derechos obligatorios	8.242	0	0	0	0	8.242
403	16	00	00	Servicios de diversión, esparcimiento y culturales	24.250.744	0	0	0	0	24.250.744
403	16	01	00	Servicios de diversión, esparcimiento y culturales	24.250.744	0	0	0	0	24.250.744
403	18	00	00	Impuestos indirectos	1.399.880.224	0	0	0	0	1.399.880.224

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	1.399.276.518	0	0	0	0	1.399.276.518
403	18	99	00	Otros impuestos indirectos	603.706	0	0	0	0	603.706
403	99	00	00	Otros servicios no personales	1.241.861	0	0	0	0	1.241.861
403	99	01	00	Otros servicios no personales	1.241.861	0	0	0	0	1.241.861
404	**00**	**00**	**00**	**Activos reales**	**1.101.413.965**	**0**	**0**	**0**	**0**	**1.101.413.965**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	331.717.712	0	0	0	0	331.717.712
404	01	01	00	Repuestos mayores	6.600.000	0	0	0	0	6.600.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	330.000	0	0	0	0	330.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	6.270.000	0	0	0	0	6.270.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	325.117.712	0	0	0	0	325.117.712
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	323.400.000	0	0	0	0	323.400.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.454.112	0	0	0	0	1.454.112
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	263.600	0	0	0	0	263.600
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.509.269	0	0	0	0	3.509.269
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	300.000	0	0	0	0	300.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	100.000	0	0	0	0	100.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	2.573.080	0	0	0	0	2.573.080
404	03	05	00	Maquinaria y equipos industriales y de taller	61.270	0	0	0	0	61.270
404	03	06	00	Maquinaria y equipos de energía	424.919	0	0	0	0	424.919
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	50.000	0	0	0	0	50.000
404	04	00	00	Equipos de transporte, tracción y elevación	135.115.000	0	0	0	0	135.115.000
404	04	01	00	Vehículos automotores terrestres	135.000.000	0	0	0	0	135.000.000
404	04	03	00	Equipos marítimos de transporte	100.000	0	0	0	0	100.000
404	04	05	00	Vehículos de tracción no motorizados	15.000	0	0	0	0	15.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	123.849.624	0	0	0	0	123.849.624
404	05	01	00	Equipos de telecomunicaciones	123.251.861	0	0	0	0	123.251.861
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	597.763	0	0	0	0	597.763
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	300.000	0	0	0	0	300.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	300.000	0	0	0	0	300.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	259.224.424	0	0	0	0	259.224.424

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	01	00	Equipos científicos y de laboratorio	65.490.709	0	0	0	0	65.490.709
404	07	02	00	Equipos de enseñanza, deporte y recreación	192.983.715	0	0	0	0	192.983.715
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	250.000	0	0	0	0	250.000
404	07	06	00	Instrumentos musicales y equipos de audio	500.000	0	0	0	0	500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	247.058.845	0	0	0	0	247.058.845
404	09	01	00	Mobiliario y equipos de oficina	140.322.020	0	0	0	0	140.322.020
404	09	02	00	Equipos de computación	54.796.825	0	0	0	0	54.796.825
404	09	03	00	Mobiliario y equipos de alojamiento	44.140.000	0	0	0	0	44.140.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	7.800.000	0	0	0	0	7.800.000
404	12	00	00	Activos intangibles	18.543	0	0	0	0	18.543
404	12	04	00	Paquetes y programas de computación	18.543	0	0	0	0	18.543
404	99	00	00	Otros activos reales	620.548	0	0	0	0	620.548
404	99	01	00	Otros activos reales	620.548	0	0	0	0	620.548
407	**00**	**00**	**00**	**Transferencias y donaciones**	**56.954.573.174**	**0**	**0**	**0**	**0**	**56.954.573.174**
407	01	00	00	Transferencias y donaciones corrientes internas	50.631.842.888	0	0	0	0	50.631.842.888
407	01	01	00	Transferencias corrientes internas al sector privado	26.390.663.997	0	0	0	0	26.390.663.997
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.285.962.551	0	0	0	0	1.285.962.551
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	15.985.294.801	0	0	0	0	15.985.294.801
407	01	01	03	Becas escolares	600.000.000	0	0	0	0	600.000.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	295.807.107	0	0	0	0	295.807.107
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	2.291.819.501	0	0	0	0	2.291.819.501
407	01	01	70	Subsidios educacionales al sector privado	5.845.258.105	0	0	0	0	5.845.258.105
407	01	01	72	Subsidios culturales al sector privado	68.397.940	0	0	0	0	68.397.940
407	01	01	73	Subsidios a instituciones benéficas privadas	18.123.992	0	0	0	0	18.123.992
407	01	03	00	Transferencias corrientes internas al sector público	24.241.178.891	0	0	0	0	24.241.178.891
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.624.557.350	0	0	0	0	6.624.557.350
407	01	03	04	Transferencias corrientes a instituciones de protección social	7.427.325.633	0	0	0	0	7.427.325.633
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	10.189.295.908	0	0	0	0	10.189.295.908
407	02	00	00	Transferencias y donaciones corrientes al exterior	62.159.583	0	0	0	0	62.159.583
407	02	01	00	Transferencias corrientes al exterior	2.759.583	0	0	0	0	2.759.583
407	02	01	04	Transferencias corrientes a organismos internacionales	2.759.583	0	0	0	0	2.759.583

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	02	02	00	Donaciones corrientes al exterior	59.400.000	0	0	0	0	59.400.000
407	02	02	01	Donaciones corrientes a personas	59.400.000	0	0	0	0	59.400.000
407	03	00	00	Transferencias y donaciones de capital internas	6.260.570.703	0	0	0	0	6.260.570.703
407	03	03	00	Transferencias de capital internas al sector público	6.260.570.703	0	0	0	0	6.260.570.703
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	6.260.570.703	0	0	0	0	6.260.570.703
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.008.950.500**	0	0	0	0	**1.008.950.500**
411	11	00	00	Obligaciones de ejercicios anteriores	1.008.950.500	0	0	0	0	1.008.950.500
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.008.950.500	0	0	0	0	1.008.950.500
				Totales	**140.135.538.168**	0	0	0	0	**140.135.538.168**

13
Ministerio del Poder Popular para el Proceso Social de Trabajo

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.967.533.948**	0	0	0	0	**3.967.533.948**
401	01	00	00	Sueldos, salarios y otras retribuciones	487.935.172	0	0	0	0	487.935.172
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	215.859.372	0	0	0	0	215.859.372
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	110.671.896	0	0	0	0	110.671.896
401	01	18	00	Remuneraciones al personal contratado	154.504.320	0	0	0	0	154.504.320
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	150.427.044	0	0	0	0	150.427.044
401	01	18	02	Remuneraciones por honorarios profesionales	4.077.276	0	0	0	0	4.077.276
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.912.000	0	0	0	0	1.912.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	89.064	0	0	0	0	89.064
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	4.898.520	0	0	0	0	4.898.520
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	82.090.080	0	0	0	0	82.090.080
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	45.556.212	0	0	0	0	45.556.212
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	36.533.868	0	0	0	0	36.533.868
401	03	00	00	Primas	249.500.160	0	0	0	0	249.500.160
401	03	02	00	Primas de transporte a empleados	1.860.000	0	0	0	0	1.860.000
401	03	04	00	Primas por hijos a empleados	416.064	0	0	0	0	416.064
401	03	06	00	Primas por residencia a empleados	36.000	0	0	0	0	36.000
401	03	08	00	Primas de profesionalización a empleados	29.707.608	0	0	0	0	29.707.608
401	03	09	00	Primas por antigüedad a empleados	14.595.732	0	0	0	0	14.595.732
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.377.456	0	0	0	0	4.377.456
401	03	19	00	Primas por hijos de obreros	385.860	0	0	0	0	385.860
401	03	21	00	Primas por antigüedad a obreros	6.386.808	0	0	0	0	6.386.808
401	03	22	00	Primas de profesionalización a obreros	903.660	0	0	0	0	903.660
401	03	37	00	Primas de transporte al personal contratado	1.253.712	0	0	0	0	1.253.712
401	03	39	00	Primas por hijos al personal contratado	560.004	0	0	0	0	560.004
401	03	40	00	Primas de profesionalización al personal contratado	16.414.584	0	0	0	0	16.414.584
401	03	41	00	Primas por antigüedad al personal contratado	4.633.440	0	0	0	0	4.633.440
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	54.300	0	0	0	0	54.300
401	03	47	00	Primas al personal de alto nivel y de dirección	3.720.852	0	0	0	0	3.720.852
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	19.440	0	0	0	0	19.440

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.086.660	0	0	0	0	1.086.660
401	03	96	00	Otras primas al personal contratado	20.148.576	0	0	0	0	20.148.576
401	03	97	00	Otras primas a empleados	107.491.584	0	0	0	0	107.491.584
401	03	98	00	Otras primas a obreros	35.447.820	0	0	0	0	35.447.820
401	04	00	00	Complementos de sueldos y salarios	542.505.372	0	0	0	0	542.505.372
401	04	08	00	Bono compensatorio de alimentación a empleados	106.739.376	0	0	0	0	106.739.376
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	7.860.648	0	0	0	0	7.860.648
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	16.135.728	0	0	0	0	16.135.728
401	04	16	00	Complemento a obreros por gastos de alimentación	51.840	0	0	0	0	51.840
401	04	17	00	Complemento a obreros por gastos de transporte	1.523.928	0	0	0	0	1.523.928
401	04	18	00	Bono compensatorio de alimentación a obreros	63.027.720	0	0	0	0	63.027.720
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.199.580	0	0	0	0	1.199.580
401	04	26	00	Bono compensatorio de alimentación al personal contratado	82.979.232	0	0	0	0	82.979.232
401	04	28	00	Complemento al personal contratado por días feriados	996.984	0	0	0	0	996.984
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	960	0	0	0	0	960
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	52.920	0	0	0	0	52.920
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	1.440	0	0	0	0	1.440
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	2.910.600	0	0	0	0	2.910.600
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	64.368	0	0	0	0	64.368
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	3.482.784	0	0	0	0	3.482.784
401	04	96	00	Otros complementos a empleados	116.862.180	0	0	0	0	116.862.180
401	04	97	00	Otros complementos a obreros	33.615.072	0	0	0	0	33.615.072
401	04	98	00	Otros complementos al personal contratado	105.000.012	0	0	0	0	105.000.012
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	511.557.888	0	0	0	0	511.557.888
401	05	01	00	Aguinaldos a empleados	158.574.984	0	0	0	0	158.574.984
401	05	03	00	Bono vacacional a empleados	96.792.804	0	0	0	0	96.792.804
401	05	04	00	Aguinaldos a obreros	63.517.860	0	0	0	0	63.517.860
401	05	06	00	Bono vacacional a obreros	38.770.428	0	0	0	0	38.770.428
401	05	07	00	Aguinaldos al personal contratado	91.285.176	0	0	0	0	91.285.176
401	05	08	00	Bono vacacional al personal contratado	55.719.708	0	0	0	0	55.719.708

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	72.504	0	0	0	0	72.504
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	44.256	0	0	0	0	44.256
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	4.210.272	0	0	0	0	4.210.272
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	2.569.896	0	0	0	0	2.569.896
401	06	00	00	Aportes patronales y legales	129.011.364	0	0	0	0	129.011.364
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	39.596.748	0	0	0	0	39.596.748
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	6.476.640	0	0	0	0	6.476.640
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	8.799.408	0	0	0	0	8.799.408
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	8.896.140	0	0	0	0	8.896.140
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	15.708.396	0	0	0	0	15.708.396
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	3.319.656	0	0	0	0	3.319.656
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	3.491.004	0	0	0	0	3.491.004
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.529.752	0	0	0	0	3.529.752
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	22.794.204	0	0	0	0	22.794.204
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	5.120.928	0	0	0	0	5.120.928
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	5.064.756	0	0	0	0	5.064.756
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	18.108	0	0	0	0	18.108
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	2.676	0	0	0	0	2.676
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	4.068	0	0	0	0	4.068
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	4.020	0	0	0	0	4.020
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.051.224	0	0	0	0	1.051.224
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	147.180	0	0	0	0	147.180
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	236.244	0	0	0	0	236.244
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	233.652	0	0	0	0	233.652
401	06	95	00	Otros aportes legales por personal contratado	4.516.560	0	0	0	0	4.516.560
401	07	00	00	Asistencia socio-económica	1.676.009.788	0	0	0	0	1.676.009.788
401	07	01	00	Capacitación y adiestramiento a empleados	40.077.144	0	0	0	0	40.077.144
401	07	02	00	Becas a empleados	3.708.276	0	0	0	0	3.708.276

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	03	00	Ayudas por matrimonio a empleados	15.560	0	0	0	0	15.560
401	07	04	00	Ayudas por nacimiento de hijos a empleados	20.800	0	0	0	0	20.800
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	20.996.568	0	0	0	0	20.996.568
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	537.933.120	0	0	0	0	537.933.120
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.750.248	0	0	0	0	1.750.248
401	07	10	00	Dotación de uniformes a empleados	405.000	0	0	0	0	405.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	13.621.032	0	0	0	0	13.621.032
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.280.372	0	0	0	0	2.280.372
401	07	17	00	Capacitación y adiestramiento a obreros	26.722.044	0	0	0	0	26.722.044
401	07	18	00	Becas a obreros	2.775.600	0	0	0	0	2.775.600
401	07	19	00	Ayudas por matrimonio de obreros	28.584	0	0	0	0	28.584
401	07	20	00	Ayudas por nacimiento de hijos de obreros	42.876	0	0	0	0	42.876
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	13.235.124	0	0	0	0	13.235.124
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	294.886.860	0	0	0	0	294.886.860
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.550.004	0	0	0	0	1.550.004
401	07	26	00	Dotación de uniformes a obreros	104.002.884	0	0	0	0	104.002.884
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	7.431.792	0	0	0	0	7.431.792
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	2.100.852	0	0	0	0	2.100.852
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	10.692	0	0	0	0	10.692
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	161.880	0	0	0	0	161.880
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	445.308	0	0	0	0	445.308
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	4.000	0	0	0	0	4.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.400	0	0	0	0	2.400
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	277.992	0	0	0	0	277.992
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	26.624.520	0	0	0	0	26.624.520
401	07	74	00	Capacitación y adiestramiento al personal contratado	38.296.000	0	0	0	0	38.296.000
401	07	75	00	Becas al personal contratado	3.913.872	0	0	0	0	3.913.872
401	07	76	00	Ayudas por matrimonio al personal contratado	19.200	0	0	0	0	19.200
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	33.200	0	0	0	0	33.200

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	10.074.804	0	0	0	0	10.074.804
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	483.369.348	0	0	0	0	483.369.348
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.950.000	0	0	0	0	1.950.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	33.730.008	0	0	0	0	33.730.008
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	2.760.000	0	0	0	0	2.760.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	751.824	0	0	0	0	751.824
401	08	00	00	Prestaciones sociales e indemnizaciones	275.883.588	0	0	0	0	275.883.588
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	141.837.804	0	0	0	0	141.837.804
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	57.185.844	0	0	0	0	57.185.844
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	73.573.236	0	0	0	0	73.573.236
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	53.352	0	0	0	0	53.352
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	3.233.352	0	0	0	0	3.233.352
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	2.021.454	0	0	0	0	2.021.454
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	2.021.454	0	0	0	0	2.021.454
401	95	00	00	Otros gastos del personal de alto nivel y de dirección	1.019.082	0	0	0	0	1.019.082
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	1.019.082	0	0	0	0	1.019.082
401	96	00	00	Otros gastos del personal empleado	7.000.000	0	0	0	0	7.000.000
401	96	01	00	Otros gastos del personal empleado	7.000.000	0	0	0	0	7.000.000
401	97	00	00	Otros gastos del personal obrero	3.000.000	0	0	0	0	3.000.000
401	97	01	00	Otros gastos del personal obrero	3.000.000	0	0	0	0	3.000.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**293.174.679**	**0**	**0**	**0**	**0**	**293.174.679**
402	01	00	00	Productos alimenticios y agropecuarios	90.862.744	0	0	0	0	90.862.744
402	01	01	00	Alimentos y bebidas para personas	90.862.744	0	0	0	0	90.862.744
402	03	00	00	Textiles y vestuarios	2.577.219	0	0	0	0	2.577.219
402	03	01	00	Textiles	569.771	0	0	0	0	569.771
402	03	02	00	Prendas de vestir	2.007.448	0	0	0	0	2.007.448
402	04	00	00	Productos de cuero y caucho	8.303.600	0	0	0	0	8.303.600
402	04	03	00	Cauchos y tripas para vehículos	8.303.600	0	0	0	0	8.303.600
402	05	00	00	Productos de papel, cartón e impresos	72.618.798	0	0	0	0	72.618.798
402	05	01	00	Pulpa de madera, papel y cartón	8.431.537	0	0	0	0	8.431.537

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	02	00	Envases y cajas de papel y cartón	3.118.192	0	0	0	0	3.118.192
402	05	03	00	Productos de papel y cartón para oficina	51.820.543	0	0	0	0	51.820.543
402	05	04	00	Libros, revistas y periódicos	706.118	0	0	0	0	706.118
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	8.542.408	0	0	0	0	8.542.408
402	06	00	00	Productos químicos y derivados	16.393.253	0	0	0	0	16.393.253
402	06	03	00	Tintas, pinturas y colorantes	913.823	0	0	0	0	913.823
402	06	04	00	Productos farmacéuticos y medicamentos	1.328.459	0	0	0	0	1.328.459
402	06	06	00	Combustibles y lubricantes	6.279.877	0	0	0	0	6.279.877
402	06	08	00	Productos plásticos	7.871.094	0	0	0	0	7.871.094
402	08	00	00	Productos metálicos	19.090.457	0	0	0	0	19.090.457
402	08	02	00	Productos de metales no ferrosos	77.560	0	0	0	0	77.560
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.586.584	0	0	0	0	3.586.584
402	08	04	00	Productos metálicos estructurales	100.660	0	0	0	0	100.660
402	08	07	00	Material de señalamiento	7.840	0	0	0	0	7.840
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.268.253	0	0	0	0	15.268.253
402	08	99	00	Otros productos metálicos	49.560	0	0	0	0	49.560
402	10	00	00	Productos varios y útiles diversos	82.920.608	0	0	0	0	82.920.608
402	10	01	00	Artículos de deporte, recreación y juguetes	989.100	0	0	0	0	989.100
402	10	02	00	Materiales y útiles de limpieza y aseo	4.138.186	0	0	0	0	4.138.186
402	10	03	00	Utensilios de cocina y comedor	432.476	0	0	0	0	432.476
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.971.224	0	0	0	0	1.971.224
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	16.214.706	0	0	0	0	16.214.706
402	10	06	00	Condecoraciones, ofrendas y similares	1.462.190	0	0	0	0	1.462.190
402	10	07	00	Productos de seguridad en el trabajo	5.843.568	0	0	0	0	5.843.568
402	10	08	00	Materiales para equipos de computación	47.649.389	0	0	0	0	47.649.389
402	10	11	00	Materiales eléctricos	2.393.611	0	0	0	0	2.393.611
402	10	12	00	Materiales para instalaciones sanitarias	1.371.838	0	0	0	0	1.371.838
402	10	99	00	Otros productos y útiles diversos	454.320	0	0	0	0	454.320
402	99	00	00	Otros materiales y suministros	408.000	0	0	0	0	408.000
402	99	01	00	Otros materiales y suministros	408.000	0	0	0	0	408.000
403	**00**	**00**	**00**	**Servicios no personales**	**475.114.996**	**0**	**0**	**0**	**0**	**475.114.996**

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	01	00	00	Alquileres de inmuebles	9.834.902	0	0	0	0	9.834.902
403	01	01	00	Alquileres de edificios y locales	8.084.902	0	0	0	0	8.084.902
403	01	02	00	Alquileres de instalaciones culturales y recreativas	1.750.000	0	0	0	0	1.750.000
403	02	00	00	Alquileres de maquinaria y equipos	3.089.730	0	0	0	0	3.089.730
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	3.089.730	0	0	0	0	3.089.730
403	04	00	00	Servicios básicos	36.930.688	0	0	0	0	36.930.688
403	04	01	00	Electricidad	9.748.788	0	0	0	0	9.748.788
403	04	02	00	Gas	5.400	0	0	0	0	5.400
403	04	03	00	Agua	1.485.304	0	0	0	0	1.485.304
403	04	04	00	Teléfonos	11.430.000	0	0	0	0	11.430.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	9.750.000	0	0	0	0	9.750.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.680.000	0	0	0	0	1.680.000
403	04	05	00	Servicio de comunicaciones	4.000.000	0	0	0	0	4.000.000
403	04	06	00	Servicio de aseo urbano y domiciliario	910.450	0	0	0	0	910.450
403	04	07	00	Servicio de condominio	9.350.746	0	0	0	0	9.350.746
403	06	00	00	Servicios de transporte y almacenaje	5.805.530	0	0	0	0	5.805.530
403	06	01	00	Fletes y embalajes	378.000	0	0	0	0	378.000
403	06	03	00	Estacionamiento	19.530	0	0	0	0	19.530
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	5.408.000	0	0	0	0	5.408.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.820.268	0	0	0	0	15.820.268
403	07	01	00	Publicidad y propaganda	504.000	0	0	0	0	504.000
403	07	02	00	Imprenta y reproducción	5.541.360	0	0	0	0	5.541.360
403	07	03	00	Relaciones sociales	8.081.408	0	0	0	0	8.081.408
403	07	04	00	Avisos	1.693.500	0	0	0	0	1.693.500
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	12.129.180	0	0	0	0	12.129.180
403	08	01	00	Primas y gastos de seguros	12.075.000	0	0	0	0	12.075.000
403	08	02	00	Comisiones y gastos bancarios	54.180	0	0	0	0	54.180
403	09	00	00	Viáticos y pasajes	117.248.580	0	0	0	0	117.248.580
403	09	01	00	Viáticos y pasajes dentro del país	108.708.580	0	0	0	0	108.708.580
403	09	02	00	Viáticos y pasajes fuera del país	8.540.000	0	0	0	0	8.540.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	3.547.600	0	0	0	0	3.547.600

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	04	00	Servicios de ingeniería y arquitectónicos	78.400	0	0	0	0	78.400
403	10	07	00	Servicios de capacitación y adiestramiento	2.654.400	0	0	0	0	2.654.400
403	10	99	00	Otros servicios profesionales y técnicos	814.800	0	0	0	0	814.800
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	23.549.967	0	0	0	0	23.549.967
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.027.425	0	0	0	0	1.027.425
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	11.066.216	0	0	0	0	11.066.216
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	11.456.326	0	0	0	0	11.456.326
403	12	00	00	Conservación y reparaciones menores de obras	89.716.056	0	0	0	0	89.716.056
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	89.716.056	0	0	0	0	89.716.056
403	16	00	00	Servicios de diversión, esparcimiento y culturales	35.005.600	0	0	0	0	35.005.600
403	16	01	00	Servicios de diversión, esparcimiento y culturales	35.005.600	0	0	0	0	35.005.600
403	18	00	00	Impuestos indirectos	114.452.755	0	0	0	0	114.452.755
403	18	01	00	Impuesto al valor agregado	114.452.755	0	0	0	0	114.452.755
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.560.320	0	0	0	0	2.560.320
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.560.320	0	0	0	0	2.560.320
403	99	00	00	Otros servicios no personales	5.423.820	0	0	0	0	5.423.820
403	99	01	00	Otros servicios no personales	5.423.820	0	0	0	0	5.423.820
404	**00**	**00**	**00**	**Activos reales**	**506.215.112**	**0**	**0**	**0**	**0**	**506.215.112**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	4.480.000	0	0	0	0	4.480.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	4.480.000	0	0	0	0	4.480.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	4.480.000	0	0	0	0	4.480.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	19.600.000	0	0	0	0	19.600.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	19.600.000	0	0	0	0	19.600.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	6.554.940	0	0	0	0	6.554.940
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	13.720	0	0	0	0	13.720
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	89.600	0	0	0	0	89.600
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	6.345.220	0	0	0	0	6.345.220
404	03	05	00	Maquinaria y equipos industriales y de taller	106.400	0	0	0	0	106.400
404	04	00	00	Equipos de transporte, tracción y elevación	48.915.250	0	0	0	0	48.915.250
404	04	01	00	Vehículos automotores terrestres	48.915.250	0	0	0	0	48.915.250

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.556.612	0	0	0	0	5.556.612
404	05	01	00	Equipos de telecomunicaciones	5.556.612	0	0	0	0	5.556.612
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.325.036	0	0	0	0	2.325.036
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.332.436	0	0	0	0	1.332.436
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	992.600	0	0	0	0	992.600
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	7.132.139	0	0	0	0	7.132.139
404	07	02	00	Equipos de enseñanza, deporte y recreación	6.227.039	0	0	0	0	6.227.039
404	07	06	00	Instrumentos musicales y equipos de audio	905.100	0	0	0	0	905.100
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	89.356.735	0	0	0	0	89.356.735
404	09	01	00	Mobiliario y equipos de oficina	40.810.831	0	0	0	0	40.810.831
404	09	02	00	Equipos de computación	35.006.497	0	0	0	0	35.006.497
404	09	03	00	Mobiliario y equipos de alojamiento	13.469.827	0	0	0	0	13.469.827
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	69.580	0	0	0	0	69.580
404	11	00	00	Inmuebles, maquinaria y equipos usados	274.800.000	0	0	0	0	274.800.000
404	11	01	00	Adquisición de tierras y terrenos	44.800.000	0	0	0	0	44.800.000
404	11	02	00	Adquisición de edificios e instalaciones	230.000.000	0	0	0	0	230.000.000
404	15	00	00	Construcciones del dominio privado	47.494.400	0	0	0	0	47.494.400
404	15	05	00	Construcciones de edificaciones para oficina	47.494.400	0	0	0	0	47.494.400
407	**00**	**00**	**00**	**Transferencias y donaciones**	**160.953.827.644**	**0**	**0**	**0**	**0**	**160.953.827.644**
407	01	00	00	Transferencias y donaciones corrientes internas	160.953.827.644	0	0	0	0	160.953.827.644
407	01	01	00	Transferencias corrientes internas al sector privado	356.266.988	0	0	0	0	356.266.988
407	01	01	01	Pensiones del personal empleado, obrero y militar	38.972.208	0	0	0	0	38.972.208
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	70.182.432	0	0	0	0	70.182.432
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	11.108.112	0	0	0	0	11.108.112
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	2.596.872	0	0	0	0	2.596.872
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	45.870.300	0	0	0	0	45.870.300
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	18.881.052	0	0	0	0	18.881.052
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	21.446.208	0	0	0	0	21.446.208
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	6.115.824	0	0	0	0	6.115.824
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	95.323.764	0	0	0	0	95.323.764
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar	45.417.816	0	0	0	0	45.417.816

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				jubilado						
407	01	01	75	Subsidios a organismos laborales y gremiales	352.400	0	0	0	0	352.400
407	01	02	00	Donaciones corrientes internas al sector privado	400.000	0	0	0	0	400.000
407	01	02	01	Donaciones corrientes a personas	400.000	0	0	0	0	400.000
407	01	03	00	Transferencias corrientes internas al sector público	160.597.160.656	0	0	0	0	160.597.160.656
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	160.194.227.731	0	0	0	0	160.194.227.731
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	402.932.925	0	0	0	0	402.932.925
411	**00**	**00**	**00**	**Disminución de pasivos**	**4.000.000**	**0**	**0**	**0**	**0**	**4.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	4.000.000	0	0	0	0	4.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	4.000.000	0	0	0	0	4.000.000
				Totales	**166.199.866.379**	**0**	**0**	**0**	**0**	**166.199.866.379**

21
Tribunal Supremo de Justicia

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**11.260.835.542**	**0**	**0**	**0**	**0**	**11.260.835.542**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.460.211.786	0	0	0	0	2.460.211.786
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.024.221.281	0	0	0	0	2.024.221.281
401	01	03	00	Suplencias a empleados	122.842.047	0	0	0	0	122.842.047
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	85.212.378	0	0	0	0	85.212.378
401	01	13	00	Suplencias a obreros	500.666	0	0	0	0	500.666
401	01	18	00	Remuneraciones al personal contratado	190.105.902	0	0	0	0	190.105.902
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	185.667.502	0	0	0	0	185.667.502
401	01	18	02	Remuneraciones por honorarios profesionales	4.438.400	0	0	0	0	4.438.400
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	150.000	0	0	0	0	150.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	34.199.100	0	0	0	0	34.199.100
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	245.273	0	0	0	0	245.273
401	01	99	00	Otras retribuciones	2.735.139	0	0	0	0	2.735.139
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	74.627.546	0	0	0	0	74.627.546
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	70.264.098	0	0	0	0	70.264.098
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	4.363.448	0	0	0	0	4.363.448
401	03	00	00	Primas	645.680.455	0	0	0	0	645.680.455
401	03	01	00	Primas por mérito a empleados	86.095.213	0	0	0	0	86.095.213
401	03	02	00	Primas de transporte a empleados	21.201.740	0	0	0	0	21.201.740
401	03	08	00	Primas de profesionalización a empleados	135.605.037	0	0	0	0	135.605.037
401	03	09	00	Primas por antigüedad a empleados	361.514.729	0	0	0	0	361.514.729
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	21.000.000	0	0	0	0	21.000.000
401	03	16	00	Primas por mérito a obreros	7.336.661	0	0	0	0	7.336.661
401	03	17	00	Primas de transporte a obreros	253.006	0	0	0	0	253.006
401	03	19	00	Primas por hijos de obreros	1.248.426	0	0	0	0	1.248.426
401	03	21	00	Primas por antigüedad a obreros	10.281.942	0	0	0	0	10.281.942
401	03	22	00	Primas de profesionalización a obreros	320.204	0	0	0	0	320.204
401	03	39	00	Primas por hijos al personal contratado	127.500	0	0	0	0	127.500
401	03	40	00	Primas de profesionalización al personal contratado	407.509	0	0	0	0	407.509
401	03	96	00	Otras primas al personal contratado	288.488	0	0	0	0	288.488
401	04	00	00	Complementos de sueldos y salarios	2.011.882.872	0	0	0	0	2.011.882.872

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	29.241.885	0	0	0	0	29.241.885
401	04	02	00	Complemento a empleados por trabajo nocturno	1.722.219	0	0	0	0	1.722.219
401	04	03	00	Complemento a empleados por gastos de alimentación	1.356.480	0	0	0	0	1.356.480
401	04	05	00	Complemento a empleados por gastos de representación	170.000	0	0	0	0	170.000
401	04	06	00	Complemento a empleados por comisión de servicios	3.073.209	0	0	0	0	3.073.209
401	04	08	00	Bono compensatorio de alimentación a empleados	1.473.868.784	0	0	0	0	1.473.868.784
401	04	09	00	Bono compensatorio de transporte a empleados	250.000	0	0	0	0	250.000
401	04	10	00	Complemento a empleados por días feriados	24.602.343	0	0	0	0	24.602.343
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.941.006	0	0	0	0	1.941.006
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	47.537	0	0	0	0	47.537
401	04	16	00	Complemento a obreros por gastos de alimentación	43.200	0	0	0	0	43.200
401	04	18	00	Bono compensatorio de alimentación a obreros	120.752.874	0	0	0	0	120.752.874
401	04	19	00	Bono compensatorio de transporte a obreros	50.000	0	0	0	0	50.000
401	04	20	00	Complemento a obreros por días feriados	909.394	0	0	0	0	909.394
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	6.713.325	0	0	0	0	6.713.325
401	04	26	00	Bono compensatorio de alimentación al personal contratado	243.487.330	0	0	0	0	243.487.330
401	04	28	00	Complemento al personal contratado por días feriados	14.817.829	0	0	0	0	14.817.829
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	8.640.000	0	0	0	0	8.640.000
401	04	96	00	Otros complementos a empleados	55.869.624	0	0	0	0	55.869.624
401	04	97	00	Otros complementos a obreros	12.216.268	0	0	0	0	12.216.268
401	04	98	00	Otros complementos al personal contratado	12.109.565	0	0	0	0	12.109.565
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.347.066.381	0	0	0	0	2.347.066.381
401	05	01	00	Aguinaldos a empleados	1.104.030.698	0	0	0	0	1.104.030.698
401	05	03	00	Bono vacacional a empleados	953.697.532	0	0	0	0	953.697.532
401	05	04	00	Aguinaldos a obreros	75.202.181	0	0	0	0	75.202.181
401	05	06	00	Bono vacacional a obreros	42.266.296	0	0	0	0	42.266.296
401	05	07	00	Aguinaldos al personal contratado	89.989.939	0	0	0	0	89.989.939
401	05	08	00	Bono vacacional al personal contratado	69.307.123	0	0	0	0	69.307.123
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	8.549.776	0	0	0	0	8.549.776
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	3.799.900	0	0	0	0	3.799.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	115.016	0	0	0	0	115.016
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	107.920	0	0	0	0	107.920
401	06	00	00	Aportes patronales y legales	302.945.659	0	0	0	0	302.945.659
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	168.887.659	0	0	0	0	168.887.659
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	38.481.005	0	0	0	0	38.481.005
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	59.827.419	0	0	0	0	59.827.419
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	7.550.546	0	0	0	0	7.550.546
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.797.552	0	0	0	0	1.797.552
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.651.069	0	0	0	0	2.651.069
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	14.256.568	0	0	0	0	14.256.568
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	3.400.001	0	0	0	0	3.400.001
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	3.568.404	0	0	0	0	3.568.404
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	1.282.467	0	0	0	0	1.282.467
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	930.976	0	0	0	0	930.976
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	284.993	0	0	0	0	284.993
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	16.699	0	0	0	0	16.699
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	4.905	0	0	0	0	4.905
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	5.396	0	0	0	0	5.396
401	07	00	00	Asistencia socio-económica	2.573.989.305	0	0	0	0	2.573.989.305
401	07	02	00	Becas a empleados	8.853.300	0	0	0	0	8.853.300
401	07	03	00	Ayudas por matrimonio a empleados	58.325	0	0	0	0	58.325
401	07	04	00	Ayudas por nacimiento de hijos a empleados	73.825	0	0	0	0	73.825
401	07	05	00	Ayudas por defunción a empleados	63.036	0	0	0	0	63.036
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.750.000	0	0	0	0	2.750.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	488.524.256	0	0	0	0	488.524.256
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.184.544.412	0	0	0	0	1.184.544.412
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	43.600.016	0	0	0	0	43.600.016
401	07	10	00	Dotación de uniformes a empleados	213.023.177	0	0	0	0	213.023.177

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	89.581.954	0	0	0	0	89.581.954
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	49.677.000	0	0	0	0	49.677.000
401	07	18	00	Becas a obreros	2.732.400	0	0	0	0	2.732.400
401	07	19	00	Ayudas por matrimonio de obreros	34.615	0	0	0	0	34.615
401	07	20	00	Ayudas por nacimiento de hijos de obreros	34.615	0	0	0	0	34.615
401	07	21	00	Ayudas por defunción a obreros	37.091	0	0	0	0	37.091
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.550.000	0	0	0	0	2.550.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	30.193.157	0	0	0	0	30.193.157
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	160.241.648	0	0	0	0	160.241.648
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	11.490.000	0	0	0	0	11.490.000
401	07	26	00	Dotación de uniformes a obreros	35.952.379	0	0	0	0	35.952.379
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	7.181.123	0	0	0	0	7.181.123
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	5.069.000	0	0	0	0	5.069.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	20.519.655	0	0	0	0	20.519.655
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	29.433	0	0	0	0	29.433
401	07	76	00	Ayudas por matrimonio al personal contratado	31.440	0	0	0	0	31.440
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	32.015	0	0	0	0	32.015
401	07	78	00	Ayudas por defunción al personal contratado	30.267	0	0	0	0	30.267
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	1.651.270	0	0	0	0	1.651.270
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	2.877.119	0	0	0	0	2.877.119
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	132.364.235	0	0	0	0	132.364.235
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	68.424.142	0	0	0	0	68.424.142
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	8.682.000	0	0	0	0	8.682.000
401	07	96	00	Otras subvenciones a empleados	2.587.200	0	0	0	0	2.587.200
401	07	97	00	Otras subvenciones a obreros	495.200	0	0	0	0	495.200
401	08	00	00	Prestaciones sociales e indemnizaciones	800.212.167	0	0	0	0	800.212.167
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	730.381.972	0	0	0	0	730.381.972
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	52.632.596	0	0	0	0	52.632.596
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	9.968.361	0	0	0	0	9.968.361
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas	7.229.238	0	0	0	0	7.229.238

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				funcionarias del poder público y de elección popular						
401	95	00	00	Otros gastos del personal de alto nivel y de dirección	28.755.734	0	0	0	0	28.755.734
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	28.755.734	0	0	0	0	28.755.734
401	96	00	00	Otros gastos del personal empleado	15.001.990	0	0	0	0	15.001.990
401	96	01	00	Otros gastos del personal empleado	15.001.990	0	0	0	0	15.001.990
401	97	00	00	Otros gastos del personal obrero	461.647	0	0	0	0	461.647
401	97	01	00	Otros gastos del personal obrero	461.647	0	0	0	0	461.647
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.111.139.054**	**0**	**0**	**0**	**0**	**1.111.139.054**
402	01	00	00	Productos alimenticios y agropecuarios	240.215.674	0	0	0	0	240.215.674
402	01	01	00	Alimentos y bebidas para personas	239.012.190	0	0	0	0	239.012.190
402	01	02	00	Alimentos para animales	17.846	0	0	0	0	17.846
402	01	03	00	Productos agrícolas y pecuarios	1.185.638	0	0	0	0	1.185.638
402	02	00	00	Productos de minas, canteras y yacimientos	46.045	0	0	0	0	46.045
402	02	05	00	Piedra, arcilla, arena y tierra	46.045	0	0	0	0	46.045
402	03	00	00	Textiles y vestuarios	33.581.635	0	0	0	0	33.581.635
402	03	01	00	Textiles	7.853.294	0	0	0	0	7.853.294
402	03	02	00	Prendas de vestir	25.471.583	0	0	0	0	25.471.583
402	03	03	00	Calzados	222.758	0	0	0	0	222.758
402	03	99	00	Otros productos textiles y vestuarios	34.000	0	0	0	0	34.000
402	04	00	00	Productos de cuero y caucho	10.144.990	0	0	0	0	10.144.990
402	04	02	00	Productos de cuero y sucedáneos del cuero	90.666	0	0	0	0	90.666
402	04	03	00	Cauchos y tripas para vehículos	10.054.324	0	0	0	0	10.054.324
402	05	00	00	Productos de papel, cartón e impresos	173.367.162	0	0	0	0	173.367.162
402	05	01	00	Pulpa de madera, papel y cartón	34.760.463	0	0	0	0	34.760.463
402	05	02	00	Envases y cajas de papel y cartón	1.637.012	0	0	0	0	1.637.012
402	05	03	00	Productos de papel y cartón para oficina	118.524.457	0	0	0	0	118.524.457
402	05	04	00	Libros, revistas y periódicos	4.207.640	0	0	0	0	4.207.640
402	05	06	00	Productos de papel y cartón para computación	5.899.389	0	0	0	0	5.899.389
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	8.338.201	0	0	0	0	8.338.201
402	06	00	00	Productos químicos y derivados	60.241.479	0	0	0	0	60.241.479
402	06	01	00	Sustancias químicas y de uso industrial	709.984	0	0	0	0	709.984

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	02	00	Abonos, plaguicidas y otros	700.258	0	0	0	0	700.258
402	06	03	00	Tintas, pinturas y colorantes	23.174.196	0	0	0	0	23.174.196
402	06	04	00	Productos farmacéuticos y medicamentos	4.158.052	0	0	0	0	4.158.052
402	06	05	00	Productos de tocador	528.870	0	0	0	0	528.870
402	06	06	00	Combustibles y lubricantes	8.691.815	0	0	0	0	8.691.815
402	06	07	00	Productos diversos derivados del petróleo y del carbón	448.408	0	0	0	0	448.408
402	06	08	00	Productos plásticos	21.699.766	0	0	0	0	21.699.766
402	06	99	00	Otros productos de la industria química y conexos	130.130	0	0	0	0	130.130
402	07	00	00	Productos minerales no metálicos	895.692	0	0	0	0	895.692
402	07	01	00	Productos de barro, loza y porcelana	7.571	0	0	0	0	7.571
402	07	02	00	Vidrios y productos de vidrio	212.868	0	0	0	0	212.868
402	07	03	00	Productos de arcilla para construcción	215.426	0	0	0	0	215.426
402	07	04	00	Cemento, cal y yeso	459.827	0	0	0	0	459.827
402	08	00	00	Productos metálicos	302.903.334	0	0	0	0	302.903.334
402	08	01	00	Productos primarios de hierro y acero	305.842	0	0	0	0	305.842
402	08	02	00	Productos de metales no ferrosos	525.695	0	0	0	0	525.695
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.319.702	0	0	0	0	10.319.702
402	08	04	00	Productos metálicos estructurales	97.779	0	0	0	0	97.779
402	08	05	00	Materiales de orden público, seguridad y defensa	559.180	0	0	0	0	559.180
402	08	07	00	Material de señalamiento	2.506.962	0	0	0	0	2.506.962
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.332.838	0	0	0	0	4.332.838
402	08	10	00	Repuestos y accesorios para otros equipos	283.500.056	0	0	0	0	283.500.056
402	08	99	00	Otros productos metálicos	755.280	0	0	0	0	755.280
402	09	00	00	Productos de madera	2.758.903	0	0	0	0	2.758.903
402	09	01	00	Productos primarios de madera	1.542.830	0	0	0	0	1.542.830
402	09	02	00	Muebles y accesorios de madera para edificaciones	1.216.073	0	0	0	0	1.216.073
402	10	00	00	Productos varios y útiles diversos	286.147.480	0	0	0	0	286.147.480
402	10	01	00	Artículos de deporte, recreación y juguetes	3.587.255	0	0	0	0	3.587.255
402	10	02	00	Materiales y útiles de limpieza y aseo	22.441.513	0	0	0	0	22.441.513
402	10	03	00	Utensilios de cocina y comedor	4.853.809	0	0	0	0	4.853.809
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.929.455	0	0	0	0	4.929.455

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	25.838.328	0	0	0	0	25.838.328
402	10	06	00	Condecoraciones, ofrendas y similares	10.985.055	0	0	0	0	10.985.055
402	10	07	00	Productos de seguridad en el trabajo	4.748.028	0	0	0	0	4.748.028
402	10	08	00	Materiales para equipos de computación	119.546.132	0	0	0	0	119.546.132
402	10	11	00	Materiales eléctricos	53.924.325	0	0	0	0	53.924.325
402	10	12	00	Materiales para instalaciones sanitarias	13.048.786	0	0	0	0	13.048.786
402	10	13	00	Materiales fotográficos	2.095.453	0	0	0	0	2.095.453
402	10	99	00	Otros productos y útiles diversos	20.149.341	0	0	0	0	20.149.341
402	99	00	00	Otros materiales y suministros	836.660	0	0	0	0	836.660
402	99	01	00	Otros materiales y suministros	836.660	0	0	0	0	836.660
403	**00**	**00**	**00**	**Servicios no personales**	**2.094.716.573**	**0**	**0**	**0**	**0**	**2.094.716.573**
403	01	00	00	Alquileres de inmuebles	46.473.896	0	0	0	0	46.473.896
403	01	01	00	Alquileres de edificios y locales	46.365.736	0	0	0	0	46.365.736
403	01	02	00	Alquileres de instalaciones culturales y recreativas	108.160	0	0	0	0	108.160
403	02	00	00	Alquileres de maquinaria y equipos	8.790.688	0	0	0	0	8.790.688
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	206.386	0	0	0	0	206.386
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.762.561	0	0	0	0	2.762.561
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	3.349.194	0	0	0	0	3.349.194
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	5.443	0	0	0	0	5.443
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	2.367.408	0	0	0	0	2.367.408
403	02	99	00	Alquileres de otras maquinaria y equipos	99.696	0	0	0	0	99.696
403	04	00	00	Servicios básicos	108.609.437	0	0	0	0	108.609.437
403	04	01	00	Electricidad	18.784.000	0	0	0	0	18.784.000
403	04	03	00	Agua	12.276.000	0	0	0	0	12.276.000
403	04	04	00	Teléfonos	22.435.200	0	0	0	0	22.435.200
403	04	04	01	Servicios de telefonía prestados por organismos públicos	18.344.000	0	0	0	0	18.344.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	4.091.200	0	0	0	0	4.091.200
403	04	05	00	Servicio de comunicaciones	20.583.375	0	0	0	0	20.583.375
403	04	06	00	Servicio de aseo urbano y domiciliario	3.583.030	0	0	0	0	3.583.030
403	04	07	00	Servicio de condominio	30.947.832	0	0	0	0	30.947.832
403	06	00	00	Servicios de transporte y almacenaje	22.055.797	0	0	0	0	22.055.797

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	01	00	Fletes y embalajes	559.568	0	0	0	0	559.568
403	06	03	00	Estacionamiento	1.144.930	0	0	0	0	1.144.930
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	20.351.299	0	0	0	0	20.351.299
403	07	00	00	Servicios de información, impresión y relaciones públicas	162.869.954	0	0	0	0	162.869.954
403	07	01	00	Publicidad y propaganda	88.307.310	0	0	0	0	88.307.310
403	07	02	00	Imprenta y reproducción	27.681.071	0	0	0	0	27.681.071
403	07	03	00	Relaciones sociales	41.733.261	0	0	0	0	41.733.261
403	07	04	00	Avisos	5.148.312	0	0	0	0	5.148.312
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	43.170.618	0	0	0	0	43.170.618
403	08	01	00	Primas y gastos de seguros	42.529.872	0	0	0	0	42.529.872
403	08	02	00	Comisiones y gastos bancarios	640.746	0	0	0	0	640.746
403	09	00	00	Viáticos y pasajes	79.315.670	0	0	0	0	79.315.670
403	09	01	00	Viáticos y pasajes dentro del país	67.271.054	0	0	0	0	67.271.054
403	09	02	00	Viáticos y pasajes fuera del país	12.044.616	0	0	0	0	12.044.616
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	437.458.450	0	0	0	0	437.458.450
403	10	03	00	Servicios de procesamiento de datos	42.019.094	0	0	0	0	42.019.094
403	10	04	00	Servicios de ingeniería y arquitectónicos	9.293.066	0	0	0	0	9.293.066
403	10	07	00	Servicios de capacitación y adiestramiento	29.686.290	0	0	0	0	29.686.290
403	10	09	00	Servicios de lavandería y tintorería	439.571	0	0	0	0	439.571
403	10	11	00	Servicios para la elaboración y suministro de comida	302.528.630	0	0	0	0	302.528.630
403	10	99	00	Otros servicios profesionales y técnicos	53.491.799	0	0	0	0	53.491.799
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	116.567.662	0	0	0	0	116.567.662
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	51.660.194	0	0	0	0	51.660.194
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	996.707	0	0	0	0	996.707
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	463.830	0	0	0	0	463.830
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	219.963	0	0	0	0	219.963
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	52.198.688	0	0	0	0	52.198.688
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	11.028.280	0	0	0	0	11.028.280
403	12	00	00	Conservación y reparaciones menores de obras	187.490.783	0	0	0	0	187.490.783
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	187.489.388	0	0	0	0	187.489.388

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	1.395	0	0	0	0	1.395
403	15	00	00	Servicios fiscales	392.520	0	0	0	0	392.520
403	15	02	00	Tasas y otros derechos obligatorios	392.520	0	0	0	0	392.520
403	16	00	00	Servicios de diversión, esparcimiento y culturales	295.917.198	0	0	0	0	295.917.198
403	16	01	00	Servicios de diversión, esparcimiento y culturales	295.917.198	0	0	0	0	295.917.198
403	18	00	00	Impuestos indirectos	575.154.805	0	0	0	0	575.154.805
403	18	01	00	Impuesto al valor agregado	575.154.805	0	0	0	0	575.154.805
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	7.472.982	0	0	0	0	7.472.982
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	7.472.982	0	0	0	0	7.472.982
403	99	00	00	Otros servicios no personales	2.976.113	0	0	0	0	2.976.113
403	99	01	00	Otros servicios no personales	2.976.113	0	0	0	0	2.976.113
404	**00**	**00**	**00**	**Activos reales**	**1.435.203.367**	**0**	**0**	**0**	**0**	**1.435.203.367**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	146.498.455	0	0	0	0	146.498.455
404	01	01	00	Repuestos mayores	45.762.029	0	0	0	0	45.762.029
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	2.400.000	0	0	0	0	2.400.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	16.530.875	0	0	0	0	16.530.875
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	128.497	0	0	0	0	128.497
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	26.702.657	0	0	0	0	26.702.657
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	100.736.426	0	0	0	0	100.736.426
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	100.736.426	0	0	0	0	100.736.426
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	649.258.681	0	0	0	0	649.258.681
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	649.258.681	0	0	0	0	649.258.681
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	163.041.638	0	0	0	0	163.041.638
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	818.407	0	0	0	0	818.407
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	167.968	0	0	0	0	167.968
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	152.565.606	0	0	0	0	152.565.606
404	03	05	00	Maquinaria y equipos industriales y de taller	1.738.145	0	0	0	0	1.738.145
404	03	06	00	Maquinaria y equipos de energía	7.590.381	0	0	0	0	7.590.381
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	161.131	0	0	0	0	161.131
404	04	00	00	Equipos de transporte, tracción y elevación	38.632.377	0	0	0	0	38.632.377

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	04	01	00	Vehículos automotores terrestres	37.230.245	0	0	0	0	37.230.245
404	04	05	00	Vehículos de tracción no motorizados	751.876	0	0	0	0	751.876
404	04	06	00	Equipos auxiliares de transporte	650.256	0	0	0	0	650.256
404	05	00	00	Equipos de comunicaciones y de señalamiento	31.963.667	0	0	0	0	31.963.667
404	05	01	00	Equipos de telecomunicaciones	31.963.667	0	0	0	0	31.963.667
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	5.031.900	0	0	0	0	5.031.900
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	4.955.400	0	0	0	0	4.955.400
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	76.500	0	0	0	0	76.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	9.709.661	0	0	0	0	9.709.661
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.933.096	0	0	0	0	2.933.096
404	07	03	00	Obras de arte	349.538	0	0	0	0	349.538
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	1.122.131	0	0	0	0	1.122.131
404	07	06	00	Instrumentos musicales y equipos de audio	4.384.996	0	0	0	0	4.384.996
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	919.900	0	0	0	0	919.900
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	9.910.219	0	0	0	0	9.910.219
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	9.910.219	0	0	0	0	9.910.219
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	374.935.081	0	0	0	0	374.935.081
404	09	01	00	Mobiliario y equipos de oficina	111.702.301	0	0	0	0	111.702.301
404	09	02	00	Equipos de computación	242.833.241	0	0	0	0	242.833.241
404	09	03	00	Mobiliario y equipos de alojamiento	16.419.453	0	0	0	0	16.419.453
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.980.086	0	0	0	0	3.980.086
404	12	00	00	Activos intangibles	6.221.688	0	0	0	0	6.221.688
404	12	04	00	Paquetes y programas de computación	6.221.688	0	0	0	0	6.221.688
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.458.834.763**	**0**	**0**	**0**	**0**	**2.458.834.763**
407	01	00	00	Transferencias y donaciones corrientes internas	2.458.819.763	0	0	0	0	2.458.819.763
407	01	01	00	Transferencias corrientes internas al sector privado	2.301.304.865	0	0	0	0	2.301.304.865
407	01	01	01	Pensiones del personal empleado, obrero y militar	178.615.477	0	0	0	0	178.615.477
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	1.036.492.338	0	0	0	0	1.036.492.338
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	63.291.522	0	0	0	0	63.291.522
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	7.174.076	0	0	0	0	7.174.076
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	26.741.757	0	0	0	0	26.741.757

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	21.651.000	0	0	0	0	21.651.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	381.695.017	0	0	0	0	381.695.017
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	154.752.644	0	0	0	0	154.752.644
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	332.268.914	0	0	0	0	332.268.914
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	98.622.120	0	0	0	0	98.622.120
407	01	02	00	Donaciones corrientes internas al sector privado	27.523.348	0	0	0	0	27.523.348
407	01	02	01	Donaciones corrientes a personas	27.523.348	0	0	0	0	27.523.348
407	01	03	00	Transferencias corrientes internas al sector público	20.900.000	0	0	0	0	20.900.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	20.900.000	0	0	0	0	20.900.000
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	12.204.581	0	0	0	0	12.204.581
407	01	05	01	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular	8.136.387	0	0	0	0	8.136.387
407	01	05	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	4.068.194	0	0	0	0	4.068.194
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	96.886.969	0	0	0	0	96.886.969
407	01	06	01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular	30.058.522	0	0	0	0	30.058.522
407	01	06	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	62.319.663	0	0	0	0	62.319.663
407	01	06	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	4.508.784	0	0	0	0	4.508.784
407	02	00	00	Transferencias y donaciones corrientes al exterior	15.000	0	0	0	0	15.000
407	02	02	00	Donaciones corrientes al exterior	15.000	0	0	0	0	15.000
407	02	02	01	Donaciones corrientes a personas	15.000	0	0	0	0	15.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**115.652.858**	**0**	**0**	**0**	**0**	**115.652.858**
411	11	00	00	Obligaciones de ejercicios anteriores	115.652.858	0	0	0	0	115.652.858
411	11	04	00	Compromisos pendientes de ejercicios anteriores	114.352.858	0	0	0	0	114.352.858
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	1.300.000	0	0	0	0	1.300.000
				Totales	**18.476.382.157**	**0**	**0**	**0**	**0**	**18.476.382.157**

23
Ministerio Público

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.037.066.116**	0	0	0	0	**5.037.066.116**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.415.246.648	0	0	0	0	1.415.246.648
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.301.183.421	0	0	0	0	1.301.183.421
401	01	03	00	Suplencias a empleados	14.153.000	0	0	0	0	14.153.000
401	01	09	00	Remuneraciones al personal en período de disponibilidad	200.000	0	0	0	0	200.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	61.076.092	0	0	0	0	61.076.092
401	01	13	00	Suplencias a obreros	3.850.000	0	0	0	0	3.850.000
401	01	18	00	Remuneraciones al personal contratado	33.412.600	0	0	0	0	33.412.600
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	33.412.600	0	0	0	0	33.412.600
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	748.112	0	0	0	0	748.112
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	623.423	0	0	0	0	623.423
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	5.075.800	0	0	0	0	5.075.800
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.075.800	0	0	0	0	5.075.800
401	03	00	00	Primas	335.312.427	0	0	0	0	335.312.427
401	03	02	00	Primas de transporte a empleados	90.400	0	0	0	0	90.400
401	03	08	00	Primas de profesionalización a empleados	64.011.920	0	0	0	0	64.011.920
401	03	09	00	Primas por antigüedad a empleados	190.028.124	0	0	0	0	190.028.124
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	70.294.488	0	0	0	0	70.294.488
401	03	17	00	Primas de transporte a obreros	4.559.040	0	0	0	0	4.559.040
401	03	21	00	Primas por antigüedad a obreros	6.328.455	0	0	0	0	6.328.455
401	04	00	00	Complementos de sueldos y salarios	1.148.400.937	0	0	0	0	1.148.400.937
401	04	05	00	Complemento a empleados por gastos de representación	1.080.000	0	0	0	0	1.080.000
401	04	06	00	Complemento a empleados por comisión de servicios	2.402.400	0	0	0	0	2.402.400
401	04	08	00	Bono compensatorio de alimentación a empleados	698.139.000	0	0	0	0	698.139.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	165.200	0	0	0	0	165.200
401	04	18	00	Bono compensatorio de alimentación a obreros	78.975.000	0	0	0	0	78.975.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	39.487.500	0	0	0	0	39.487.500
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	78.975	0	0	0	0	78.975
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	78.975	0	0	0	0	78.975
401	04	96	00	Otros complementos a empleados	310.629.887	0	0	0	0	310.629.887
401	04	97	00	Otros complementos a obreros	17.364.000	0	0	0	0	17.364.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	404.878.903	0	0	0	0	404.878.903
401	05	03	00	Bono vacacional a empleados	376.454.878	0	0	0	0	376.454.878
401	05	06	00	Bono vacacional a obreros	28.206.321	0	0	0	0	28.206.321
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	118.748	0	0	0	0	118.748
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	98.956	0	0	0	0	98.956
401	06	00	00	Aportes patronales y legales	203.360.803	0	0	0	0	203.360.803
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	128.135.626	0	0	0	0	128.135.626
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	30.098.199	0	0	0	0	30.098.199
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	33.310.958	0	0	0	0	33.310.958
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	5.513.179	0	0	0	0	5.513.179
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.276.403	0	0	0	0	1.276.403
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	590.670	0	0	0	0	590.670
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.469.133	0	0	0	0	2.469.133
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.208.667	0	0	0	0	1.208.667
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	559.933	0	0	0	0	559.933
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	41.933	0	0	0	0	41.933
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	27.133	0	0	0	0	27.133
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	19.733	0	0	0	0	19.733
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	41.933	0	0	0	0	41.933
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	27.133	0	0	0	0	27.133
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	19.733	0	0	0	0	19.733
401	06	97	00	Otros aportes legales por obreros	20.437	0	0	0	0	20.437
401	07	00	00	Asistencia socio-económica	1.265.551.198	0	0	0	0	1.265.551.198
401	07	02	00	Becas a empleados	722.540	0	0	0	0	722.540
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	153.394.746	0	0	0	0	153.394.746
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	912.260.585	0	0	0	0	912.260.585
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	11.760.000	0	0	0	0	11.760.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	12.303.520	0	0	0	0	12.303.520

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	18	00	Becas a obreros	363.480	0	0	0	0	363.480
401	07	19	00	Ayudas por matrimonio de obreros	40.000	0	0	0	0	40.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	110.000	0	0	0	0	110.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	6.090.000	0	0	0	0	6.090.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	156.240.461	0	0	0	0	156.240.461
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	5.252.800	0	0	0	0	5.252.800
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	3.596.000	0	0	0	0	3.596.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	115.933	0	0	0	0	115.933
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	101.133	0	0	0	0	101.133
401	07	96	00	Otras subvenciones a empleados	3.200.000	0	0	0	0	3.200.000
401	08	00	00	Prestaciones sociales e indemnizaciones	256.273.000	0	0	0	0	256.273.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	235.196.000	0	0	0	0	235.196.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	17.278.000	0	0	0	0	17.278.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.605.000	0	0	0	0	3.605.000
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	106.000	0	0	0	0	106.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	88.000	0	0	0	0	88.000
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	2.966.400	0	0	0	0	2.966.400
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	2.966.400	0	0	0	0	2.966.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**267.754.246**	**0**	**0**	**0**	**0**	**267.754.246**
402	01	00	00	Productos alimenticios y agropecuarios	9.809.864	0	0	0	0	9.809.864
402	01	01	00	Alimentos y bebidas para personas	9.720.755	0	0	0	0	9.720.755
402	01	03	00	Productos agrícolas y pecuarios	89.109	0	0	0	0	89.109
402	02	00	00	Productos de minas, canteras y yacimientos	92.640	0	0	0	0	92.640
402	02	01	00	Carbón mineral	43.550	0	0	0	0	43.550
402	02	05	00	Piedra, arcilla, arena y tierra	49.090	0	0	0	0	49.090
402	03	00	00	Textiles y vestuarios	1.041.213	0	0	0	0	1.041.213
402	03	01	00	Textiles	472.470	0	0	0	0	472.470
402	03	02	00	Prendas de vestir	568.743	0	0	0	0	568.743
402	04	00	00	Productos de cuero y caucho	4.832.559	0	0	0	0	4.832.559
402	04	03	00	Cauchos y tripas para vehículos	4.831.879	0	0	0	0	4.831.879

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	04	99	00	Otros productos de cuero y caucho	680	0	0	0	0	680
402	05	00	00	Productos de papel, cartón e impresos	57.079.004	0	0	0	0	57.079.004
402	05	01	00	Pulpa de madera, papel y cartón	2.393.928	0	0	0	0	2.393.928
402	05	02	00	Envases y cajas de papel y cartón	4.039.067	0	0	0	0	4.039.067
402	05	03	00	Productos de papel y cartón para oficina	48.472.711	0	0	0	0	48.472.711
402	05	04	00	Libros, revistas y periódicos	499.825	0	0	0	0	499.825
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.673.473	0	0	0	0	1.673.473
402	06	00	00	Productos químicos y derivados	24.842.262	0	0	0	0	24.842.262
402	06	01	00	Sustancias químicas y de uso industrial	9.167.170	0	0	0	0	9.167.170
402	06	02	00	Abonos, plaguicidas y otros	2.434	0	0	0	0	2.434
402	06	03	00	Tintas, pinturas y colorantes	8.245.728	0	0	0	0	8.245.728
402	06	04	00	Productos farmacéuticos y medicamentos	1.398.902	0	0	0	0	1.398.902
402	06	05	00	Productos de tocador	57.065	0	0	0	0	57.065
402	06	06	00	Combustibles y lubricantes	2.494.234	0	0	0	0	2.494.234
402	06	08	00	Productos plásticos	3.167.825	0	0	0	0	3.167.825
402	06	99	00	Otros productos de la industria química y conexos	308.904	0	0	0	0	308.904
402	07	00	00	Productos minerales no metálicos	81.132	0	0	0	0	81.132
402	07	01	00	Productos de barro, loza y porcelana	2.500	0	0	0	0	2.500
402	07	02	00	Vidrios y productos de vidrio	43.200	0	0	0	0	43.200
402	07	04	00	Cemento, cal y yeso	8.532	0	0	0	0	8.532
402	07	99	00	Otros productos minerales no metálicos	26.900	0	0	0	0	26.900
402	08	00	00	Productos metálicos	5.829.530	0	0	0	0	5.829.530
402	08	01	00	Productos primarios de hierro y acero	8.882	0	0	0	0	8.882
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.167.243	0	0	0	0	1.167.243
402	08	04	00	Productos metálicos estructurales	3.650	0	0	0	0	3.650
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.183.218	0	0	0	0	2.183.218
402	08	10	00	Repuestos y accesorios para otros equipos	1.755.926	0	0	0	0	1.755.926
402	08	99	00	Otros productos metálicos	710.611	0	0	0	0	710.611
402	09	00	00	Productos de madera	3.470	0	0	0	0	3.470
402	09	01	00	Productos primarios de madera	2.633	0	0	0	0	2.633
402	09	99	00	Otros productos de madera	837	0	0	0	0	837

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	00	00	Productos varios y útiles diversos	153.467.266	0	0	0	0	153.467.266
402	10	01	00	Artículos de deporte, recreación y juguetes	1.905.731	0	0	0	0	1.905.731
402	10	02	00	Materiales y útiles de limpieza y aseo	49.396	0	0	0	0	49.396
402	10	03	00	Utensilios de cocina y comedor	44.293	0	0	0	0	44.293
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	7.806.287	0	0	0	0	7.806.287
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	23.685.463	0	0	0	0	23.685.463
402	10	06	00	Condecoraciones, ofrendas y similares	1.418.161	0	0	0	0	1.418.161
402	10	07	00	Productos de seguridad en el trabajo	200.798	0	0	0	0	200.798
402	10	08	00	Materiales para equipos de computación	110.289.242	0	0	0	0	110.289.242
402	10	09	00	Especies timbradas y valores	4.563	0	0	0	0	4.563
402	10	11	00	Materiales eléctricos	5.002.830	0	0	0	0	5.002.830
402	10	12	00	Materiales para instalaciones sanitarias	1.055.926	0	0	0	0	1.055.926
402	10	13	00	Materiales fotográficos	260.000	0	0	0	0	260.000
402	10	99	00	Otros productos y útiles diversos	1.744.576	0	0	0	0	1.744.576
402	99	00	00	Otros materiales y suministros	10.675.306	0	0	0	0	10.675.306
402	99	01	00	Otros materiales y suministros	10.675.306	0	0	0	0	10.675.306
403	**00**	**00**	**00**	**Servicios no personales**	**870.305.284**	**0**	**0**	**0**	**0**	**870.305.284**
403	01	00	00	Alquileres de inmuebles	73.734.685	0	0	0	0	73.734.685
403	01	01	00	Alquileres de edificios y locales	72.044.685	0	0	0	0	72.044.685
403	01	02	00	Alquileres de instalaciones culturales y recreativas	1.690.000	0	0	0	0	1.690.000
403	02	00	00	Alquileres de maquinaria y equipos	11.500	0	0	0	0	11.500
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	11.500	0	0	0	0	11.500
403	04	00	00	Servicios básicos	44.714.381	0	0	0	0	44.714.381
403	04	01	00	Electricidad	7.581.304	0	0	0	0	7.581.304
403	04	03	00	Agua	1.470.851	0	0	0	0	1.470.851
403	04	04	00	Teléfonos	7.681.440	0	0	0	0	7.681.440
403	04	04	01	Servicios de telefonía prestados por organismos públicos	7.681.440	0	0	0	0	7.681.440
403	04	05	00	Servicio de comunicaciones	13.471.519	0	0	0	0	13.471.519
403	04	06	00	Servicio de aseo urbano y domiciliario	3.183.636	0	0	0	0	3.183.636
403	04	07	00	Servicio de condominio	11.325.631	0	0	0	0	11.325.631
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	1.247.433	0	0	0	0	1.247.433

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	104.000	0	0	0	0	104.000
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	1.143.433	0	0	0	0	1.143.433
403	06	00	00	Servicios de transporte y almacenaje	1.642.422	0	0	0	0	1.642.422
403	06	01	00	Fletes y embalajes	614.721	0	0	0	0	614.721
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.027.701	0	0	0	0	1.027.701
403	07	00	00	Servicios de información, impresión y relaciones públicas	30.073.252	0	0	0	0	30.073.252
403	07	02	00	Imprenta y reproducción	15.296.953	0	0	0	0	15.296.953
403	07	03	00	Relaciones sociales	14.236.299	0	0	0	0	14.236.299
403	07	04	00	Avisos	540.000	0	0	0	0	540.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	58.722.459	0	0	0	0	58.722.459
403	08	01	00	Primas y gastos de seguros	50.199.784	0	0	0	0	50.199.784
403	08	02	00	Comisiones y gastos bancarios	8.522.675	0	0	0	0	8.522.675
403	09	00	00	Viáticos y pasajes	51.117.933	0	0	0	0	51.117.933
403	09	01	00	Viáticos y pasajes dentro del país	46.094.792	0	0	0	0	46.094.792
403	09	02	00	Viáticos y pasajes fuera del país	3.813.234	0	0	0	0	3.813.234
403	09	03	00	Asignación por kilómetros recorridos	1.209.907	0	0	0	0	1.209.907
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	31.960.571	0	0	0	0	31.960.571
403	10	03	00	Servicios de procesamiento de datos	1.560.000	0	0	0	0	1.560.000
403	10	07	00	Servicios de capacitación y adiestramiento	5.440.000	0	0	0	0	5.440.000
403	10	09	00	Servicios de lavandería y tintorería	91.895	0	0	0	0	91.895
403	10	11	00	Servicios para la elaboración y suministro de comida	18.461.520	0	0	0	0	18.461.520
403	10	99	00	Otros servicios profesionales y técnicos	6.407.156	0	0	0	0	6.407.156
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	97.967.239	0	0	0	0	97.967.239
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	12.747.884	0	0	0	0	12.747.884
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	4.310.938	0	0	0	0	4.310.938
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	523.900	0	0	0	0	523.900
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	2.606.500	0	0	0	0	2.606.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	76.995.694	0	0	0	0	76.995.694
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	782.323	0	0	0	0	782.323
403	12	00	00	Conservación y reparaciones menores de obras	268.997.383	0	0	0	0	268.997.383

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	268.997.383	0	0	0	0	268.997.383
403	15	00	00	Servicios fiscales	1.572.357	0	0	0	0	1.572.357
403	15	02	00	Tasas y otros derechos obligatorios	1.572.357	0	0	0	0	1.572.357
403	16	00	00	Servicios de diversión, esparcimiento y culturales	62.476.696	0	0	0	0	62.476.696
403	16	01	00	Servicios de diversión, esparcimiento y culturales	62.476.696	0	0	0	0	62.476.696
403	18	00	00	Impuestos indirectos	134.435.335	0	0	0	0	134.435.335
403	18	01	00	Impuesto al valor agregado	134.435.335	0	0	0	0	134.435.335
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	7.350.125	0	0	0	0	7.350.125
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	7.350.125	0	0	0	0	7.350.125
403	99	00	00	Otros servicios no personales	4.281.513	0	0	0	0	4.281.513
403	99	01	00	Otros servicios no personales	4.281.513	0	0	0	0	4.281.513
404	**00**	**00**	**00**	**Activos reales**	**159.665.522**	**0**	**0**	**0**	**0**	**159.665.522**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	5.595.953	0	0	0	0	5.595.953
404	01	01	00	Repuestos mayores	5.163.653	0	0	0	0	5.163.653
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	2.080.000	0	0	0	0	2.080.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	365.040	0	0	0	0	365.040
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	2.718.613	0	0	0	0	2.718.613
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	432.300	0	0	0	0	432.300
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	432.300	0	0	0	0	432.300
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	70.621.312	0	0	0	0	70.621.312
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	70.621.312	0	0	0	0	70.621.312
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	5.787.155	0	0	0	0	5.787.155
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	114.400	0	0	0	0	114.400
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	25.415	0	0	0	0	25.415
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	5.647.340	0	0	0	0	5.647.340
404	04	00	00	Equipos de transporte, tracción y elevación	105.300	0	0	0	0	105.300
404	04	05	00	Vehículos de tracción no motorizados	66.300	0	0	0	0	66.300
404	04	06	00	Equipos auxiliares de transporte	39.000	0	0	0	0	39.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	9.012.451	0	0	0	0	9.012.451
404	05	01	00	Equipos de telecomunicaciones	8.375.451	0	0	0	0	8.375.451

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	637.000	0	0	0	0	637.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.681.142	0	0	0	0	2.681.142
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.681.142	0	0	0	0	2.681.142
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.722.258	0	0	0	0	1.722.258
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.156.725	0	0	0	0	1.156.725
404	07	06	00	Instrumentos musicales y equipos de audio	565.533	0	0	0	0	565.533
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	62.817.551	0	0	0	0	62.817.551
404	09	01	00	Mobiliario y equipos de oficina	1.661.466	0	0	0	0	1.661.466
404	09	02	00	Equipos de computación	40.026.029	0	0	0	0	40.026.029
404	09	03	00	Mobiliario y equipos de alojamiento	19.944.056	0	0	0	0	19.944.056
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.186.000	0	0	0	0	1.186.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	1.000.000	0	0	0	0	1.000.000
404	11	02	00	Adquisición de edificios e instalaciones	1.000.000	0	0	0	0	1.000.000
404	12	00	00	Activos intangibles	117.000	0	0	0	0	117.000
404	12	04	00	Paquetes y programas de computación	117.000	0	0	0	0	117.000
404	99	00	00	Otros activos reales	205.400	0	0	0	0	205.400
404	99	01	00	Otros activos reales	205.400	0	0	0	0	205.400
407	**00**	**00**	**00**	**Transferencias y donaciones**	**924.550.391**	**0**	**0**	**0**	**0**	**924.550.391**
407	01	00	00	Transferencias y donaciones corrientes internas	924.550.391	0	0	0	0	924.550.391
407	01	01	00	Transferencias corrientes internas al sector privado	906.950.239	0	0	0	0	906.950.239
407	01	01	01	Pensiones del personal empleado, obrero y militar	44.073.400	0	0	0	0	44.073.400
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	386.272.200	0	0	0	0	386.272.200
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	3.080.000	0	0	0	0	3.080.000
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	24.781.840	0	0	0	0	24.781.840
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	24.006.150	0	0	0	0	24.006.150
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	46.257.200	0	0	0	0	46.257.200
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	201.717.114	0	0	0	0	201.717.114
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	175.330.775	0	0	0	0	175.330.775
407	01	01	56	Otras asignaciones	1.431.560	0	0	0	0	1.431.560
407	01	03	00	Transferencias corrientes internas al sector público	17.600.152	0	0	0	0	17.600.152

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	17.600.152	0	0	0	0	17.600.152
411	**00**	**00**	**00**	**Disminución de pasivos**	**7.328.333**	**0**	**0**	**0**	**0**	**7.328.333**
411	11	00	00	Obligaciones de ejercicios anteriores	7.328.333	0	0	0	0	7.328.333
411	11	04	00	Compromisos pendientes de ejercicios anteriores	3.528.333	0	0	0	0	3.528.333
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	3.800.000	0	0	0	0	3.800.000
				Totales	**7.266.669.892**	**0**	**0**	**0**	**0**	**7.266.669.892**

25

Procuraduría General de la República

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**199.399.171**	**0**	**0**	**0**	**0**	**199.399.171**
401	01	00	00	Sueldos, salarios y otras retribuciones	70.880.878	0	0	0	0	70.880.878
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	23.931.960	0	0	0	0	23.931.960
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	4.069.224	0	0	0	0	4.069.224
401	01	12	00	Salarios a obreros en puestos no permanentes	1.146.960	0	0	0	0	1.146.960
401	01	18	00	Remuneraciones al personal contratado	4.649.790	0	0	0	0	4.649.790
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	3.449.790	0	0	0	0	3.449.790
401	01	18	02	Remuneraciones por honorarios profesionales	1.200.000	0	0	0	0	1.200.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	629.022	0	0	0	0	629.022
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	12.424.584	0	0	0	0	12.424.584
401	01	99	00	Otras retribuciones	24.029.338	0	0	0	0	24.029.338
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.754.970	0	0	0	0	1.754.970
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.754.970	0	0	0	0	1.754.970
401	03	00	00	Primas	6.433.086	0	0	0	0	6.433.086
401	03	08	00	Primas de profesionalización a empleados	3.051.065	0	0	0	0	3.051.065
401	03	19	00	Primas por hijos de obreros	169	0	0	0	0	169
401	03	21	00	Primas por antigüedad a obreros	26.130	0	0	0	0	26.130
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	107.161	0	0	0	0	107.161
401	03	47	00	Primas al personal de alto nivel y de dirección	3.248.561	0	0	0	0	3.248.561
401	04	00	00	Complementos de sueldos y salarios	12.983.629	0	0	0	0	12.983.629
401	04	06	00	Complemento a empleados por comisión de servicios	1.683.049	0	0	0	0	1.683.049
401	04	08	00	Bono compensatorio de alimentación a empleados	6.706.800	0	0	0	0	6.706.800
401	04	17	00	Complemento a obreros por gastos de transporte	73.980	0	0	0	0	73.980
401	04	18	00	Bono compensatorio de alimentación a obreros	1.336.500	0	0	0	0	1.336.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.579.500	0	0	0	0	1.579.500
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	48.600	0	0	0	0	48.600
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.555.200	0	0	0	0	1.555.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	27.212.909	0	0	0	0	27.212.909
401	05	03	00	Bono vacacional a empleados	8.356.045	0	0	0	0	8.356.045
401	05	06	00	Bono vacacional a obreros	3.169.806	0	0	0	0	3.169.806

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	08	00	Bono vacacional al personal contratado	8.117.333	0	0	0	0	8.117.333
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	7.569.725	0	0	0	0	7.569.725
401	06	00	00	Aportes patronales y legales	8.650.552	0	0	0	0	8.650.552
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.510.506	0	0	0	0	2.510.506
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	841.602	0	0	0	0	841.602
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	557.890	0	0	0	0	557.890
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	561.068	0	0	0	0	561.068
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	688.454	0	0	0	0	688.454
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	229.484	0	0	0	0	229.484
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	152.989	0	0	0	0	152.989
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	119.353	0	0	0	0	119.353
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	417.811	0	0	0	0	417.811
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	92.847	0	0	0	0	92.847
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	92.847	0	0	0	0	92.847
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	40.077	0	0	0	0	40.077
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	22.085	0	0	0	0	22.085
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	14.723	0	0	0	0	14.723
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	8.906	0	0	0	0	8.906
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.129.943	0	0	0	0	1.129.943
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	502.911	0	0	0	0	502.911
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	276.688	0	0	0	0	276.688
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	251.098	0	0	0	0	251.098
401	06	95	00	Otros aportes legales por personal contratado	139.270	0	0	0	0	139.270
401	07	00	00	Asistencia socio-económica	39.418.214	0	0	0	0	39.418.214
401	07	02	00	Becas a empleados	302.235	0	0	0	0	302.235
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.805.342	0	0	0	0	2.805.342
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	13.283.438	0	0	0	0	13.283.438
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	908.416	0	0	0	0	908.416

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	18	00	Becas a obreros	71.604	0	0	0	0	71.604
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	764.949	0	0	0	0	764.949
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	2.647.062	0	0	0	0	2.647.062
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	151.402	0	0	0	0	151.402
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	73.618	0	0	0	0	73.618
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	96.256	0	0	0	0	96.256
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.822.833	0	0	0	0	1.822.833
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	3.080.217	0	0	0	0	3.080.217
401	07	75	00	Becas al personal contratado	104.652	0	0	0	0	104.652
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	464.235	0	0	0	0	464.235
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	3.128.346	0	0	0	0	3.128.346
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	605.609	0	0	0	0	605.609
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	36.000	0	0	0	0	36.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	1.332.000	0	0	0	0	1.332.000
401	07	96	00	Otras subvenciones a empleados	5.580.000	0	0	0	0	5.580.000
401	07	97	00	Otras subvenciones a obreros	990.000	0	0	0	0	990.000
401	07	99	00	Otras subvenciones al personal contratado	1.170.000	0	0	0	0	1.170.000
401	08	00	00	Prestaciones sociales e indemnizaciones	32.064.933	0	0	0	0	32.064.933
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	14.209.260	0	0	0	0	14.209.260
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	4.496.182	0	0	0	0	4.496.182
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.178.555	0	0	0	0	7.178.555
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	465.927	0	0	0	0	465.927
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	5.715.009	0	0	0	0	5.715.009
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.620.861**	**0**	**0**	**0**	**0**	**15.620.861**
402	01	00	00	Productos alimenticios y agropecuarios	1.279.463	0	0	0	0	1.279.463
402	01	01	00	Alimentos y bebidas para personas	1.279.463	0	0	0	0	1.279.463
402	03	00	00	Textiles y vestuarios	81.233	0	0	0	0	81.233
402	03	01	00	Textiles	27.939	0	0	0	0	27.939
402	03	02	00	Prendas de vestir	53.294	0	0	0	0	53.294

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	04	00	00	Productos de cuero y caucho	600.160	0	0	0	0	600.160
402	04	03	00	Cauchos y tripas para vehículos	600.160	0	0	0	0	600.160
402	05	00	00	Productos de papel, cartón e impresos	4.147.168	0	0	0	0	4.147.168
402	05	01	00	Pulpa de madera, papel y cartón	487.892	0	0	0	0	487.892
402	05	03	00	Productos de papel y cartón para oficina	2.099.270	0	0	0	0	2.099.270
402	05	04	00	Libros, revistas y periódicos	205.390	0	0	0	0	205.390
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.354.616	0	0	0	0	1.354.616
402	06	00	00	Productos químicos y derivados	1.101.001	0	0	0	0	1.101.001
402	06	03	00	Tintas, pinturas y colorantes	183.053	0	0	0	0	183.053
402	06	04	00	Productos farmacéuticos y medicamentos	147.163	0	0	0	0	147.163
402	06	06	00	Combustibles y lubricantes	135.614	0	0	0	0	135.614
402	06	08	00	Productos plásticos	635.171	0	0	0	0	635.171
402	07	00	00	Productos minerales no metálicos	11.247	0	0	0	0	11.247
402	07	04	00	Cemento, cal y yeso	11.247	0	0	0	0	11.247
402	08	00	00	Productos metálicos	1.846.007	0	0	0	0	1.846.007
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.041.014	0	0	0	0	1.041.014
402	08	07	00	Material de señalamiento	26.359	0	0	0	0	26.359
402	08	09	00	Repuestos y accesorios para equipos de transporte	56.376	0	0	0	0	56.376
402	08	10	00	Repuestos y accesorios para otros equipos	722.258	0	0	0	0	722.258
402	10	00	00	Productos varios y útiles diversos	6.134.249	0	0	0	0	6.134.249
402	10	01	00	Artículos de deporte, recreación y juguetes	29.166	0	0	0	0	29.166
402	10	02	00	Materiales y útiles de limpieza y aseo	324.768	0	0	0	0	324.768
402	10	03	00	Utensilios de cocina y comedor	24.861	0	0	0	0	24.861
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.348.453	0	0	0	0	2.348.453
402	10	06	00	Condecoraciones, ofrendas y similares	45.899	0	0	0	0	45.899
402	10	07	00	Productos de seguridad en el trabajo	17.827	0	0	0	0	17.827
402	10	08	00	Materiales para equipos de computación	2.550.296	0	0	0	0	2.550.296
402	10	11	00	Materiales eléctricos	390.239	0	0	0	0	390.239
402	10	12	00	Materiales para instalaciones sanitarias	402.740	0	0	0	0	402.740
402	99	00	00	Otros materiales y suministros	420.333	0	0	0	0	420.333
402	99	01	00	Otros materiales y suministros	420.333	0	0	0	0	420.333

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**51.211.286**	0	0	0	0	**51.211.286**
403	01	00	00	Alquileres de inmuebles	1.206.312	0	0	0	0	1.206.312
403	01	01	00	Alquileres de edificios y locales	1.206.312	0	0	0	0	1.206.312
403	04	00	00	Servicios básicos	3.111.605	0	0	0	0	3.111.605
403	04	01	00	Electricidad	395.112	0	0	0	0	395.112
403	04	03	00	Agua	365.181	0	0	0	0	365.181
403	04	04	00	Teléfonos	1.166.742	0	0	0	0	1.166.742
403	04	04	01	Servicios de telefonía prestados por organismos públicos	700.820	0	0	0	0	700.820
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	465.922	0	0	0	0	465.922
403	04	05	00	Servicio de comunicaciones	457.104	0	0	0	0	457.104
403	04	06	00	Servicio de aseo urbano y domiciliario	426.979	0	0	0	0	426.979
403	04	07	00	Servicio de condominio	300.487	0	0	0	0	300.487
403	06	00	00	Servicios de transporte y almacenaje	205.663	0	0	0	0	205.663
403	06	01	00	Fletes y embalajes	205.663	0	0	0	0	205.663
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.500.000	0	0	0	0	2.500.000
403	07	02	00	Imprenta y reproducción	500.000	0	0	0	0	500.000
403	07	03	00	Relaciones sociales	1.500.000	0	0	0	0	1.500.000
403	07	04	00	Avisos	500.000	0	0	0	0	500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	4.055.023	0	0	0	0	4.055.023
403	08	01	00	Primas y gastos de seguros	3.500.000	0	0	0	0	3.500.000
403	08	02	00	Comisiones y gastos bancarios	555.023	0	0	0	0	555.023
403	09	00	00	Viáticos y pasajes	3.000.000	0	0	0	0	3.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.500.000	0	0	0	0	1.500.000
403	09	02	00	Viáticos y pasajes fuera del país	1.500.000	0	0	0	0	1.500.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	17.252.456	0	0	0	0	17.252.456
403	10	03	00	Servicios de procesamiento de datos	16.062.840	0	0	0	0	16.062.840
403	10	11	00	Servicios para la elaboración y suministro de comida	989.616	0	0	0	0	989.616
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.314.233	0	0	0	0	4.314.233
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.000.000	0	0	0	0	2.000.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	714.233	0	0	0	0	714.233

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.200.000	0	0	0	0	1.200.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	400.000	0	0	0	0	400.000
403	12	00	00	Conservación y reparaciones menores de obras	4.500.000	0	0	0	0	4.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.500.000	0	0	0	0	4.500.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.860.248	0	0	0	0	2.860.248
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.860.248	0	0	0	0	2.860.248
403	18	00	00	Impuestos indirectos	8.205.746	0	0	0	0	8.205.746
403	18	01	00	Impuesto al valor agregado	8.205.746	0	0	0	0	8.205.746
404	**00**	**00**	**00**	**Activos reales**	**3.923.062**	**0**	**0**	**0**	**0**	**3.923.062**
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.000.000	0	0	0	0	1.000.000
404	05	01	00	Equipos de telecomunicaciones	1.000.000	0	0	0	0	1.000.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	300.000	0	0	0	0	300.000
404	07	06	00	Instrumentos musicales y equipos de audio	300.000	0	0	0	0	300.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.623.062	0	0	0	0	2.623.062
404	09	01	00	Mobiliario y equipos de oficina	1.450.000	0	0	0	0	1.450.000
404	09	02	00	Equipos de computación	1.173.062	0	0	0	0	1.173.062
407	**00**	**00**	**00**	**Transferencias y donaciones**	**27.519.095**	**0**	**0**	**0**	**0**	**27.519.095**
407	01	00	00	Transferencias y donaciones corrientes internas	27.519.095	0	0	0	0	27.519.095
407	01	01	00	Transferencias corrientes internas al sector privado	16.300.373	0	0	0	0	16.300.373
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.827.784	0	0	0	0	1.827.784
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	5.592.536	0	0	0	0	5.592.536
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	182.778	0	0	0	0	182.778
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.588.237	0	0	0	0	1.588.237
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	693.000	0	0	0	0	693.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	559.253	0	0	0	0	559.253
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	4.042.785	0	0	0	0	4.042.785
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	1.764.000	0	0	0	0	1.764.000
407	01	01	75	Subsidios a organismos laborales y gremiales	50.000	0	0	0	0	50.000
407	01	03	00	Transferencias corrientes internas al sector público	4.000.000	0	0	0	0	4.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.000.000	0	0	0	0	4.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	05	00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	1.929.640	0	0	0	0	1.929.640
407	01	05	02	Pensiones del personal de alto nivel y de dirección	1.188.623	0	0	0	0	1.188.623
407	01	05	12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección	118.862	0	0	0	0	118.862
407	01	05	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección	433.155	0	0	0	0	433.155
407	01	05	99	Otras subvenciones socio-económicas del personal pensionado de alto nivel y de dirección	189.000	0	0	0	0	189.000
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	5.289.082	0	0	0	0	5.289.082
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	3.300.001	0	0	0	0	3.300.001
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	330.000	0	0	0	0	330.000
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	1.155.081	0	0	0	0	1.155.081
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	504.000	0	0	0	0	504.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**200.000**	**0**	**0**	**0**	**0**	**200.000**
411	11	00	00	Obligaciones de ejercicios anteriores	200.000	0	0	0	0	200.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	150.000	0	0	0	0	150.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	50.000	0	0	0	0	50.000
				Totales	**297.873.475**	**0**	**0**	**0**	**0**	**297.873.475**

26

Ministerio del Poder Popular para Relaciones Interiores, Justicia y Paz

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**13.180.433.138**	**0**	**0**	**0**	**0**	**13.180.433.138**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.750.084.526	0	0	0	0	2.750.084.526
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.335.146.322	0	0	0	0	2.335.146.322
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	539.763	0	0	0	0	539.763
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	117.153.161	0	0	0	0	117.153.161
401	01	18	00	Remuneraciones al personal contratado	293.978.794	0	0	0	0	293.978.794
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	256.330.294	0	0	0	0	256.330.294
401	01	18	02	Remuneraciones por honorarios profesionales	37.648.500	0	0	0	0	37.648.500
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	426.486	0	0	0	0	426.486
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	112.000	0	0	0	0	112.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	628.000	0	0	0	0	628.000
401	01	99	00	Otras retribuciones	2.100.000	0	0	0	0	2.100.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.159.795.318	0	0	0	0	1.159.795.318
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.084.365.299	0	0	0	0	1.084.365.299
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	173.342	0	0	0	0	173.342
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	75.256.677	0	0	0	0	75.256.677
401	03	00	00	Primas	4.147.462.155	0	0	0	0	4.147.462.155
401	03	02	00	Primas de transporte a empleados	1.584.439.791	0	0	0	0	1.584.439.791
401	03	03	00	Primas por hogar a empleados	1.018.567.123	0	0	0	0	1.018.567.123
401	03	04	00	Primas por hijos a empleados	137.744.982	0	0	0	0	137.744.982
401	03	08	00	Primas de profesionalización a empleados	135.516.473	0	0	0	0	135.516.473
401	03	09	00	Primas por antigüedad a empleados	574.031.375	0	0	0	0	574.031.375
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	200.763.839	0	0	0	0	200.763.839
401	03	17	00	Primas de transporte a obreros	76.599.213	0	0	0	0	76.599.213
401	03	18	00	Primas por hogar a obreros	48.889.057	0	0	0	0	48.889.057
401	03	19	00	Primas por hijos de obreros	2.992.480	0	0	0	0	2.992.480
401	03	21	00	Primas por antigüedad a obreros	40.418.119	0	0	0	0	40.418.119
401	03	22	00	Primas de profesionalización a obreros	1.334.804	0	0	0	0	1.334.804
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	8.119.003	0	0	0	0	8.119.003
401	03	31	00	Primas por riesgo al personal militar y de seguridad	228.749.705	0	0	0	0	228.749.705

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	37	00	Primas de transporte al personal contratado	21.596.321	0	0	0	0	21.596.321
401	03	38	00	Primas por hogar al personal contratado	13.883.705	0	0	0	0	13.883.705
401	03	39	00	Primas por hijos al personal contratado	1.010.680	0	0	0	0	1.010.680
401	03	40	00	Primas de profesionalización al personal contratado	1.519.711	0	0	0	0	1.519.711
401	03	41	00	Primas por antigüedad al personal contratado	5.554.902	0	0	0	0	5.554.902
401	03	47	00	Primas al personal de alto nivel y de dirección	409.500	0	0	0	0	409.500
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.521.000	0	0	0	0	1.521.000
401	03	96	00	Otras primas al personal contratado	12.863.022	0	0	0	0	12.863.022
401	03	97	00	Otras primas a empleados	28.160.450	0	0	0	0	28.160.450
401	03	98	00	Otras primas a obreros	2.776.900	0	0	0	0	2.776.900
401	04	00	00	Complementos de sueldos y salarios	1.359.314.541	0	0	0	0	1.359.314.541
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	3.514.641	0	0	0	0	3.514.641
401	04	02	00	Complemento a empleados por trabajo nocturno	3.055.295	0	0	0	0	3.055.295
401	04	03	00	Complemento a empleados por gastos de alimentación	150.000	0	0	0	0	150.000
401	04	06	00	Complemento a empleados por comisión de servicios	15.167.936	0	0	0	0	15.167.936
401	04	08	00	Bono compensatorio de alimentación a empleados	1.063.091.572	0	0	0	0	1.063.091.572
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.575.754	0	0	0	0	1.575.754
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	2.900.519	0	0	0	0	2.900.519
401	04	16	00	Complemento a obreros por gastos de alimentación	20.250	0	0	0	0	20.250
401	04	17	00	Complemento a obreros por gastos de transporte	375.000	0	0	0	0	375.000
401	04	18	00	Bono compensatorio de alimentación a obreros	58.876.875	0	0	0	0	58.876.875
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	2.873.461	0	0	0	0	2.873.461
401	04	26	00	Bono compensatorio de alimentación al personal contratado	108.502.875	0	0	0	0	108.502.875
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	40.500	0	0	0	0	40.500
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	81.000	0	0	0	0	81.000
401	04	96	00	Otros complementos a empleados	82.910.313	0	0	0	0	82.910.313
401	04	97	00	Otros complementos a obreros	6.162.800	0	0	0	0	6.162.800
401	04	98	00	Otros complementos al personal contratado	10.015.750	0	0	0	0	10.015.750
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	944.092.934	0	0	0	0	944.092.934
401	05	03	00	Bono vacacional a empleados	883.173.943	0	0	0	0	883.173.943
401	05	06	00	Bono vacacional a obreros	40.604.488	0	0	0	0	40.604.488

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	08	00	Bono vacacional al personal contratado	20.126.088	0	0	0	0	20.126.088
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	9.333	0	0	0	0	9.333
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	179.082	0	0	0	0	179.082
401	06	00	00	Aportes patronales y legales	1.190.317.596	0	0	0	0	1.190.317.596
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	593.934.474	0	0	0	0	593.934.474
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	150.082.738	0	0	0	0	150.082.738
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	158.971.311	0	0	0	0	158.971.311
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	163.795.187	0	0	0	0	163.795.187
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	40.198.446	0	0	0	0	40.198.446
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	10.963.212	0	0	0	0	10.963.212
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	7.308.812	0	0	0	0	7.308.812
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	8.374.121	0	0	0	0	8.374.121
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	34.467.394	0	0	0	0	34.467.394
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	6.677.283	0	0	0	0	6.677.283
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	6.149.009	0	0	0	0	6.149.009
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	12.320	0	0	0	0	12.320
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.360	0	0	0	0	3.360
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.427	0	0	0	0	2.427
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	2.240	0	0	0	0	2.240
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	236.390	0	0	0	0	236.390
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	64.470	0	0	0	0	64.470
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	46.562	0	0	0	0	46.562
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	42.980	0	0	0	0	42.980
401	06	95	00	Otros aportes legales por personal contratado	8.984.860	0	0	0	0	8.984.860
401	07	00	00	Asistencia socio-económica	697.315.439	0	0	0	0	697.315.439
401	07	01	00	Capacitación y adiestramiento a empleados	2.870.000	0	0	0	0	2.870.000
401	07	02	00	Becas a empleados	47.362.838	0	0	0	0	47.362.838
401	07	03	00	Ayudas por matrimonio a empleados	332.000	0	0	0	0	332.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.390.000	0	0	0	0	2.390.000
401	07	05	00	Ayudas por defunción a empleados	729.000	0	0	0	0	729.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	9.822.174	0	0	0	0	9.822.174
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	472.626.071	0	0	0	0	472.626.071
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.036.925	0	0	0	0	3.036.925
401	07	10	00	Dotación de uniformes a empleados	9.299.697	0	0	0	0	9.299.697
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	13.840.086	0	0	0	0	13.840.086
401	07	17	00	Capacitación y adiestramiento a obreros	1.200.000	0	0	0	0	1.200.000
401	07	18	00	Becas a obreros	4.389.750	0	0	0	0	4.389.750
401	07	19	00	Ayudas por matrimonio de obreros	54.750	0	0	0	0	54.750
401	07	20	00	Ayudas por nacimiento de hijos de obreros	81.000	0	0	0	0	81.000
401	07	21	00	Ayudas por defunción a obreros	210.750	0	0	0	0	210.750
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	4.253.000	0	0	0	0	4.253.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	52.799.460	0	0	0	0	52.799.460
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.691.250	0	0	0	0	1.691.250
401	07	26	00	Dotación de uniformes a obreros	22.632.220	0	0	0	0	22.632.220
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	2.502.588	0	0	0	0	2.502.588
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	16.800	0	0	0	0	16.800
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	175.000	0	0	0	0	175.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	322.350	0	0	0	0	322.350
401	07	74	00	Capacitación y adiestramiento al personal contratado	3.821.862	0	0	0	0	3.821.862
401	07	75	00	Becas al personal contratado	5.452.850	0	0	0	0	5.452.850
401	07	76	00	Ayudas por matrimonio al personal contratado	347.750	0	0	0	0	347.750
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	603.000	0	0	0	0	603.000
401	07	78	00	Ayudas por defunción al personal contratado	1.198.750	0	0	0	0	1.198.750
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	4.231.000	0	0	0	0	4.231.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	13.428.551	0	0	0	0	13.428.551
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.946.350	0	0	0	0	1.946.350
401	07	83	00	Dotación de uniformes al personal contratado	2.514.060	0	0	0	0	2.514.060
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal	9.660.057	0	0	0	0	9.660.057

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				contratado						
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	174.000	0	0	0	0	174.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	288.000	0	0	0	0	288.000
401	07	96	00	Otras subvenciones a empleados	974.000	0	0	0	0	974.000
401	07	97	00	Otras subvenciones a obreros	31.500	0	0	0	0	31.500
401	07	99	00	Otras subvenciones al personal contratado	6.000	0	0	0	0	6.000
401	08	00	00	Prestaciones sociales e indemnizaciones	931.674.129	0	0	0	0	931.674.129
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	791.678.904	0	0	0	0	791.678.904
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	77.452.083	0	0	0	0	77.452.083
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	61.930.787	0	0	0	0	61.930.787
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	30.333	0	0	0	0	30.333
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	582.022	0	0	0	0	582.022
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	376.500	0	0	0	0	376.500
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	376.500	0	0	0	0	376.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.957.879.836**	**0**	**0**	**0**	**0**	**1.957.879.836**
402	01	00	00	Productos alimenticios y agropecuarios	77.594.150	0	0	0	0	77.594.150
402	01	01	00	Alimentos y bebidas para personas	77.594.150	0	0	0	0	77.594.150
402	02	00	00	Productos de minas, canteras y yacimientos	311.829	0	0	0	0	311.829
402	02	04	00	Mineral no ferroso	250.000	0	0	0	0	250.000
402	02	05	00	Piedra, arcilla, arena y tierra	61.829	0	0	0	0	61.829
402	03	00	00	Textiles y vestuarios	190.861.060	0	0	0	0	190.861.060
402	03	01	00	Textiles	3.064.124	0	0	0	0	3.064.124
402	03	02	00	Prendas de vestir	146.605.576	0	0	0	0	146.605.576
402	03	03	00	Calzados	41.140.000	0	0	0	0	41.140.000
402	03	99	00	Otros productos textiles y vestuarios	51.360	0	0	0	0	51.360
402	04	00	00	Productos de cuero y caucho	86.641.596	0	0	0	0	86.641.596
402	04	03	00	Cauchos y tripas para vehículos	86.641.596	0	0	0	0	86.641.596
402	05	00	00	Productos de papel, cartón e impresos	514.081.184	0	0	0	0	514.081.184
402	05	01	00	Pulpa de madera, papel y cartón	28.855.990	0	0	0	0	28.855.990
402	05	02	00	Envases y cajas de papel y cartón	462.450	0	0	0	0	462.450
402	05	03	00	Productos de papel y cartón para oficina	358.068.295	0	0	0	0	358.068.295

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	04	00	Libros, revistas y periódicos	908.778	0	0	0	0	908.778
402	05	05	00	Material de enseñanza	902.404	0	0	0	0	902.404
402	05	06	00	Productos de papel y cartón para computación	119.518.635	0	0	0	0	119.518.635
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.331.392	0	0	0	0	5.331.392
402	05	99	00	Otros productos de pulpa, papel y cartón	33.240	0	0	0	0	33.240
402	06	00	00	Productos químicos y derivados	144.815.769	0	0	0	0	144.815.769
402	06	01	00	Sustancias químicas y de uso industrial	12.719.944	0	0	0	0	12.719.944
402	06	02	00	Abonos, plaguicidas y otros	107.931	0	0	0	0	107.931
402	06	03	00	Tintas, pinturas y colorantes	44.034.226	0	0	0	0	44.034.226
402	06	04	00	Productos farmacéuticos y medicamentos	8.722.072	0	0	0	0	8.722.072
402	06	05	00	Productos de tocador	213.608	0	0	0	0	213.608
402	06	06	00	Combustibles y lubricantes	19.430.071	0	0	0	0	19.430.071
402	06	08	00	Productos plásticos	59.587.917	0	0	0	0	59.587.917
402	07	00	00	Productos minerales no metálicos	8.697.265	0	0	0	0	8.697.265
402	07	02	00	Vidrios y productos de vidrio	6.141.220	0	0	0	0	6.141.220
402	07	03	00	Productos de arcilla para construcción	180.000	0	0	0	0	180.000
402	07	04	00	Cemento, cal y yeso	2.359.045	0	0	0	0	2.359.045
402	07	99	00	Otros productos minerales no metálicos	17.000	0	0	0	0	17.000
402	08	00	00	Productos metálicos	510.856.143	0	0	0	0	510.856.143
402	08	01	00	Productos primarios de hierro y acero	2.610.000	0	0	0	0	2.610.000
402	08	02	00	Productos de metales no ferrosos	5.347.294	0	0	0	0	5.347.294
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	25.173.051	0	0	0	0	25.173.051
402	08	04	00	Productos metálicos estructurales	764.000	0	0	0	0	764.000
402	08	05	00	Materiales de orden público, seguridad y defensa	74.095.299	0	0	0	0	74.095.299
402	08	07	00	Material de señalamiento	740.200	0	0	0	0	740.200
402	08	08	00	Material de educación	30.000	0	0	0	0	30.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	399.979.233	0	0	0	0	399.979.233
402	08	10	00	Repuestos y accesorios para otros equipos	2.105.066	0	0	0	0	2.105.066
402	08	99	00	Otros productos metálicos	12.000	0	0	0	0	12.000
402	09	00	00	Productos de madera	297.013	0	0	0	0	297.013
402	09	01	00	Productos primarios de madera	222.013	0	0	0	0	222.013

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	09	02	00	Muebles y accesorios de madera para edificaciones	75.000	0	0	0	0	75.000
402	10	00	00	Productos varios y útiles diversos	400.745.835	0	0	0	0	400.745.835
402	10	01	00	Artículos de deporte, recreación y juguetes	7.577.778	0	0	0	0	7.577.778
402	10	02	00	Materiales y útiles de limpieza y aseo	42.182.728	0	0	0	0	42.182.728
402	10	03	00	Utensilios de cocina y comedor	5.241.900	0	0	0	0	5.241.900
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	46.013.198	0	0	0	0	46.013.198
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	37.327.118	0	0	0	0	37.327.118
402	10	06	00	Condecoraciones, ofrendas y similares	8.818.765	0	0	0	0	8.818.765
402	10	07	00	Productos de seguridad en el trabajo	3.729.442	0	0	0	0	3.729.442
402	10	08	00	Materiales para equipos de computación	221.979.494	0	0	0	0	221.979.494
402	10	09	00	Especies timbradas y valores	35.000	0	0	0	0	35.000
402	10	11	00	Materiales eléctricos	18.990.749	0	0	0	0	18.990.749
402	10	12	00	Materiales para instalaciones sanitarias	7.643.326	0	0	0	0	7.643.326
402	10	13	00	Materiales fotográficos	800.000	0	0	0	0	800.000
402	10	99	00	Otros productos y útiles diversos	406.337	0	0	0	0	406.337
402	99	00	00	Otros materiales y suministros	22.977.992	0	0	0	0	22.977.992
402	99	01	00	Otros materiales y suministros	22.977.992	0	0	0	0	22.977.992
403	**00**	**00**	**00**	**Servicios no personales**	**1.149.585.737**	**0**	**0**	**0**	**0**	**1.149.585.737**
403	01	00	00	Alquileres de inmuebles	3.791.395	0	0	0	0	3.791.395
403	01	01	00	Alquileres de edificios y locales	3.791.395	0	0	0	0	3.791.395
403	02	00	00	Alquileres de maquinaria y equipos	24.204.829	0	0	0	0	24.204.829
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	24.204.829	0	0	0	0	24.204.829
403	03	00	00	Derechos sobre bienes intangibles	850.000	0	0	0	0	850.000
403	03	03	00	Paquetes y programas de computación	850.000	0	0	0	0	850.000
403	04	00	00	Servicios básicos	96.942.582	0	0	0	0	96.942.582
403	04	01	00	Electricidad	8.185.022	0	0	0	0	8.185.022
403	04	02	00	Gas	30.360	0	0	0	0	30.360
403	04	03	00	Agua	7.878.140	0	0	0	0	7.878.140
403	04	04	00	Teléfonos	25.613.107	0	0	0	0	25.613.107
403	04	04	01	Servicios de telefonía prestados por organismos públicos	16.542.211	0	0	0	0	16.542.211
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	9.070.896	0	0	0	0	9.070.896

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	05	00	Servicio de comunicaciones	48.242.704	0	0	0	0	48.242.704
403	04	06	00	Servicio de aseo urbano y domiciliario	3.647.070	0	0	0	0	3.647.070
403	04	07	00	Servicio de condominio	3.346.179	0	0	0	0	3.346.179
403	06	00	00	Servicios de transporte y almacenaje	12.930.258	0	0	0	0	12.930.258
403	06	01	00	Fletes y embalajes	11.746.158	0	0	0	0	11.746.158
403	06	03	00	Estacionamiento	83.100	0	0	0	0	83.100
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.101.000	0	0	0	0	1.101.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	46.364.776	0	0	0	0	46.364.776
403	07	01	00	Publicidad y propaganda	2.711.970	0	0	0	0	2.711.970
403	07	02	00	Imprenta y reproducción	27.581.306	0	0	0	0	27.581.306
403	07	03	00	Relaciones sociales	10.341.500	0	0	0	0	10.341.500
403	07	04	00	Avisos	5.730.000	0	0	0	0	5.730.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	142.613.117	0	0	0	0	142.613.117
403	08	01	00	Primas y gastos de seguros	140.874.673	0	0	0	0	140.874.673
403	08	02	00	Comisiones y gastos bancarios	1.669.194	0	0	0	0	1.669.194
403	08	03	00	Comisiones y gastos de adquisición de seguros	69.250	0	0	0	0	69.250
403	09	00	00	Viáticos y pasajes	123.580.785	0	0	0	0	123.580.785
403	09	01	00	Viáticos y pasajes dentro del país	68.732.469	0	0	0	0	68.732.469
403	09	02	00	Viáticos y pasajes fuera del país	54.848.316	0	0	0	0	54.848.316
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	76.878.749	0	0	0	0	76.878.749
403	10	01	00	Servicios jurídicos	304.000	0	0	0	0	304.000
403	10	02	00	Servicios de contabilidad y auditoría	50.000	0	0	0	0	50.000
403	10	03	00	Servicios de procesamiento de datos	58.687.816	0	0	0	0	58.687.816
403	10	07	00	Servicios de capacitación y adiestramiento	11.709.650	0	0	0	0	11.709.650
403	10	09	00	Servicios de lavandería y tintorería	647.300	0	0	0	0	647.300
403	10	11	00	Servicios para la elaboración y suministro de comida	20.000	0	0	0	0	20.000
403	10	99	00	Otros servicios profesionales y técnicos	5.459.983	0	0	0	0	5.459.983
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	159.969.201	0	0	0	0	159.969.201
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	819.115	0	0	0	0	819.115
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	87.932.729	0	0	0	0	87.932.729
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	2.275.000	0	0	0	0	2.275.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	2.000.000	0	0	0	0	2.000.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	15.124.466	0	0	0	0	15.124.466
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	48.572.980	0	0	0	0	48.572.980
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	3.244.911	0	0	0	0	3.244.911
403	12	00	00	Conservación y reparaciones menores de obras	53.424.000	0	0	0	0	53.424.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	53.424.000	0	0	0	0	53.424.000
403	15	00	00	Servicios fiscales	37.410	0	0	0	0	37.410
403	15	02	00	Tasas y otros derechos obligatorios	37.410	0	0	0	0	37.410
403	16	00	00	Servicios de diversión, esparcimiento y culturales	15.280.000	0	0	0	0	15.280.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	15.280.000	0	0	0	0	15.280.000
403	18	00	00	Impuestos indirectos	291.713.752	0	0	0	0	291.713.752
403	18	01	00	Impuesto al valor agregado	291.664.752	0	0	0	0	291.664.752
403	18	99	00	Otros impuestos indirectos	49.000	0	0	0	0	49.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	35.404.141	0	0	0	0	35.404.141
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	35.404.141	0	0	0	0	35.404.141
403	99	00	00	Otros servicios no personales	65.600.742	0	0	0	0	65.600.742
403	99	01	00	Otros servicios no personales	65.600.742	0	0	0	0	65.600.742
404	**00**	**00**	**00**	**Activos reales**	**544.909.224**	**0**	**0**	**0**	**0**	**544.909.224**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	97.022.000	0	0	0	0	97.022.000
404	01	01	00	Repuestos mayores	31.842.000	0	0	0	0	31.842.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	672.000	0	0	0	0	672.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	30.900.000	0	0	0	0	30.900.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	270.000	0	0	0	0	270.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	65.180.000	0	0	0	0	65.180.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	58.200.000	0	0	0	0	58.200.000
404	01	02	04	Reparaciones, mejoras y adiciones mayores de equipos médico-quirúrgicos, dentales y de veterinaria	3.080.000	0	0	0	0	3.080.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	3.900.000	0	0	0	0	3.900.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	9.096.510	0	0	0	0	9.096.510
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	2.115.110	0	0	0	0	2.115.110

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	455.000	0	0	0	0	455.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	5.189.000	0	0	0	0	5.189.000
404	03	06	00	Maquinaria y equipos de energía	836.000	0	0	0	0	836.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	501.400	0	0	0	0	501.400
404	04	00	00	Equipos de transporte, tracción y elevación	755.300	0	0	0	0	755.300
404	04	05	00	Vehículos de tracción no motorizados	755.300	0	0	0	0	755.300
404	05	00	00	Equipos de comunicaciones y de señalamiento	35.550.494	0	0	0	0	35.550.494
404	05	01	00	Equipos de telecomunicaciones	35.550.494	0	0	0	0	35.550.494
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	13.215.240	0	0	0	0	13.215.240
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	13.215.240	0	0	0	0	13.215.240
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	29.431.736	0	0	0	0	29.431.736
404	07	01	00	Equipos científicos y de laboratorio	19.510.560	0	0	0	0	19.510.560
404	07	02	00	Equipos de enseñanza, deporte y recreación	7.476.980	0	0	0	0	7.476.980
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	77.600	0	0	0	0	77.600
404	07	06	00	Instrumentos musicales y equipos de audio	2.366.596	0	0	0	0	2.366.596
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	64.165.000	0	0	0	0	64.165.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	60.085.000	0	0	0	0	60.085.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	4.080.000	0	0	0	0	4.080.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	284.131.039	0	0	0	0	284.131.039
404	09	01	00	Mobiliario y equipos de oficina	48.228.596	0	0	0	0	48.228.596
404	09	02	00	Equipos de computación	105.489.952	0	0	0	0	105.489.952
404	09	03	00	Mobiliario y equipos de alojamiento	128.993.491	0	0	0	0	128.993.491
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.419.000	0	0	0	0	1.419.000
404	12	00	00	Activos intangibles	6.788.000	0	0	0	0	6.788.000
404	12	04	00	Paquetes y programas de computación	6.788.000	0	0	0	0	6.788.000
404	99	00	00	Otros activos reales	4.753.905	0	0	0	0	4.753.905
404	99	01	00	Otros activos reales	4.753.905	0	0	0	0	4.753.905
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**188.687.031**	**0**	**0**	**0**	**0**	**188.687.031**
406	01	00	00	Gastos de defensa y seguridad del Estado	188.687.031	0	0	0	0	188.687.031
406	01	01	00	Gastos de defensa y seguridad del Estado	188.687.031	0	0	0	0	188.687.031
407	**00**	**00**	**00**	**Transferencias y donaciones**	**292.198.542.003**	**0**	**0**	**0**	**0**	**292.198.542.003**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	00	00	Transferencias y donaciones corrientes internas	7.271.980.499	0	0	0	0	7.271.980.499
407	01	01	00	Transferencias corrientes internas al sector privado	1.117.337.244	0	0	0	0	1.117.337.244
407	01	01	01	Pensiones del personal empleado, obrero y militar	162.420.001	0	0	0	0	162.420.001
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	503.880.523	0	0	0	0	503.880.523
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	22.848.594	0	0	0	0	22.848.594
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	82.773.674	0	0	0	0	82.773.674
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	64.008.449	0	0	0	0	64.008.449
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	280.926.003	0	0	0	0	280.926.003
407	01	01	76	Subsidios a entidades religiosas	480.000	0	0	0	0	480.000
407	01	02	00	Donaciones corrientes internas al sector privado	14.222.030	0	0	0	0	14.222.030
407	01	02	01	Donaciones corrientes a personas	14.222.030	0	0	0	0	14.222.030
407	01	03	00	Transferencias corrientes internas al sector público	6.140.421.225	0	0	0	0	6.140.421.225
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.846.241.044	0	0	0	0	4.846.241.044
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	720.494.855	0	0	0	0	720.494.855
407	01	03	10	Transferencias corrientes al Poder Estadal	573.685.326	0	0	0	0	573.685.326
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.560.000	0	0	0	0	1.560.000
407	02	01	00	Transferencias corrientes al exterior	1.560.000	0	0	0	0	1.560.000
407	02	01	04	Transferencias corrientes a organismos internacionales	1.560.000	0	0	0	0	1.560.000
407	05	00	00	Situado	284.825.001.504	0	0	0	0	284.825.001.504
407	05	01	00	Situado Constitucional	284.825.001.504	0	0	0	0	284.825.001.504
407	05	01	01	Situado Estadal	227.860.001.203	0	0	0	0	227.860.001.203
407	05	01	02	Situado Municipal	56.965.000.301	0	0	0	0	56.965.000.301
407	07	00	00	Subsidio de capitalidad	100.000.000	0	0	0	0	100.000.000
407	07	01	00	Subsidio de capitalidad	100.000.000	0	0	0	0	100.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**32.000.000**	**0**	**0**	**0**	**0**	**32.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	32.000.000	0	0	0	0	32.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	32.000.000	0	0	0	0	32.000.000
				Totales	**309.252.036.969**	**0**	**0**	**0**	**0**	**309.252.036.969**

32
Defensoría del Pueblo

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSORÍA DEL PUEBLO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	350.610.180	0	0	0	0	350.610.180
401	01	00	00	Sueldos, salarios y otras retribuciones	88.483.043	0	0	0	0	88.483.043
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	57.101.162	0	0	0	0	57.101.162
401	01	09	00	Remuneraciones al personal en período de disponibilidad	2.883.365	0	0	0	0	2.883.365
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	4.242.217	0	0	0	0	4.242.217
401	01	18	00	Remuneraciones al personal contratado	1.816.500	0	0	0	0	1.816.500
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	1.816.500	0	0	0	0	1.816.500
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	614.040	0	0	0	0	614.040
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	21.350.342	0	0	0	0	21.350.342
401	01	99	00	Otras retribuciones	475.417	0	0	0	0	475.417
401	03	00	00	Primas	30.020.161	0	0	0	0	30.020.161
401	03	03	00	Primas por hogar a empleados	1.022.000	0	0	0	0	1.022.000
401	03	08	00	Primas de profesionalización a empleados	2.121.000	0	0	0	0	2.121.000
401	03	09	00	Primas por antigüedad a empleados	17.142.656	0	0	0	0	17.142.656
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	8.371.418	0	0	0	0	8.371.418
401	03	18	00	Primas por hogar a obreros	93.800	0	0	0	0	93.800
401	03	21	00	Primas por antigüedad a obreros	933.287	0	0	0	0	933.287
401	03	97	00	Otras primas a empleados	259.000	0	0	0	0	259.000
401	03	98	00	Otras primas a obreros	77.000	0	0	0	0	77.000
401	04	00	00	Complementos de sueldos y salarios	77.702.828	0	0	0	0	77.702.828
401	04	06	00	Complemento a empleados por comisión de servicios	6.211.146	0	0	0	0	6.211.146
401	04	08	00	Bono compensatorio de alimentación a empleados	14.151.375	0	0	0	0	14.151.375
401	04	09	00	Bono compensatorio de transporte a empleados	1.257.900	0	0	0	0	1.257.900
401	04	18	00	Bono compensatorio de alimentación a obreros	1.582.875	0	0	0	0	1.582.875
401	04	19	00	Bono compensatorio de transporte a obreros	140.700	0	0	0	0	140.700
401	04	26	00	Bono compensatorio de alimentación al personal contratado	567.000	0	0	0	0	567.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	23.625	0	0	0	0	23.625
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	389.613	0	0	0	0	389.613
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	3.118.500	0	0	0	0	3.118.500
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	275.100	0	0	0	0	275.100
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	187.720	0	0	0	0	187.720

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSORÍA DEL PUEBLO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	15.377.344	0	0	0	0	15.377.344
401	04	96	00	Otros complementos a empleados	31.535.504	0	0	0	0	31.535.504
401	04	97	00	Otros complementos a obreros	2.431.259	0	0	0	0	2.431.259
401	04	98	00	Otros complementos al personal contratado	453.167	0	0	0	0	453.167
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	18.472.241	0	0	0	0	18.472.241
401	05	01	00	Aguinaldos a empleados	2.775.000	0	0	0	0	2.775.000
401	05	03	00	Bono vacacional a empleados	8.155.519	0	0	0	0	8.155.519
401	05	04	00	Aguinaldos a obreros	603.000	0	0	0	0	603.000
401	05	06	00	Bono vacacional a obreros	601.112	0	0	0	0	601.112
401	05	07	00	Aguinaldos al personal contratado	168.000	0	0	0	0	168.000
401	05	08	00	Bono vacacional al personal contratado	75.687	0	0	0	0	75.687
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	69.000	0	0	0	0	69.000
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	68.227	0	0	0	0	68.227
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.043.000	0	0	0	0	2.043.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	3.913.696	0	0	0	0	3.913.696
401	06	00	00	Aportes patronales y legales	17.450.888	0	0	0	0	17.450.888
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	8.073.965	0	0	0	0	8.073.965
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.467.993	0	0	0	0	1.467.993
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.467.993	0	0	0	0	1.467.993
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	595.101	0	0	0	0	595.101
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	108.200	0	0	0	0	108.200
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	108.200	0	0	0	0	108.200
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	199.815	0	0	0	0	199.815
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	36.330	0	0	0	0	36.330
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	36.330	0	0	0	0	36.330
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	67.544	0	0	0	0	67.544
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	12.281	0	0	0	0	12.281
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	12.281	0	0	0	0	12.281
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	3.874.559	0	0	0	0	3.874.559

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSORÍA DEL PUEBLO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	704.466	0	0	0	0	704.466
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	685.830	0	0	0	0	685.830
401	07	00	00	Asistencia socio-económica	45.848.402	0	0	0	0	45.848.402
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	6.849.902	0	0	0	0	6.849.902
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	16.400.000	0	0	0	0	16.400.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	333.375	0	0	0	0	333.375
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.244.716	0	0	0	0	2.244.716
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	307.125	0	0	0	0	307.125
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	509.066	0	0	0	0	509.066
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	4.350.000	0	0	0	0	4.350.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	35.875	0	0	0	0	35.875
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	249.412	0	0	0	0	249.412
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	32.476	0	0	0	0	32.476
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	73.685	0	0	0	0	73.685
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	200.000	0	0	0	0	200.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	2.562.040	0	0	0	0	2.562.040
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	9.241.000	0	0	0	0	9.241.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	217.980	0	0	0	0	217.980
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	2.200.000	0	0	0	0	2.200.000
401	07	96	00	Otras subvenciones a empleados	33.250	0	0	0	0	33.250
401	07	97	00	Otras subvenciones a obreros	8.500	0	0	0	0	8.500
401	08	00	00	Prestaciones sociales e indemnizaciones	72.632.617	0	0	0	0	72.632.617
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	45.869.912	0	0	0	0	45.869.912
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.380.966	0	0	0	0	3.380.966
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	980.643	0	0	0	0	980.643
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	383.640	0	0	0	0	383.640
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	22.017.456	0	0	0	0	22.017.456
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.798.767**	**0**	**0**	**0**	**0**	**15.798.767**

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSORÍA DEL PUEBLO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	1.500.000	0	0	0	0	1.500.000
402	01	01	00	Alimentos y bebidas para personas	1.500.000	0	0	0	0	1.500.000
402	03	00	00	Textiles y vestuarios	500.000	0	0	0	0	500.000
402	03	01	00	Textiles	100.000	0	0	0	0	100.000
402	03	02	00	Prendas de vestir	400.000	0	0	0	0	400.000
402	04	00	00	Productos de cuero y caucho	780.000	0	0	0	0	780.000
402	04	03	00	Cauchos y tripas para vehículos	780.000	0	0	0	0	780.000
402	05	00	00	Productos de papel, cartón e impresos	3.278.767	0	0	0	0	3.278.767
402	05	01	00	Pulpa de madera, papel y cartón	800.000	0	0	0	0	800.000
402	05	02	00	Envases y cajas de papel y cartón	70.000	0	0	0	0	70.000
402	05	03	00	Productos de papel y cartón para oficina	500.000	0	0	0	0	500.000
402	05	04	00	Libros, revistas y periódicos	108.767	0	0	0	0	108.767
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.800.000	0	0	0	0	1.800.000
402	06	00	00	Productos químicos y derivados	920.000	0	0	0	0	920.000
402	06	03	00	Tintas, pinturas y colorantes	250.000	0	0	0	0	250.000
402	06	04	00	Productos farmacéuticos y medicamentos	100.000	0	0	0	0	100.000
402	06	06	00	Combustibles y lubricantes	170.000	0	0	0	0	170.000
402	06	08	00	Productos plásticos	400.000	0	0	0	0	400.000
402	07	00	00	Productos minerales no metálicos	50.000	0	0	0	0	50.000
402	07	04	00	Cemento, cal y yeso	50.000	0	0	0	0	50.000
402	08	00	00	Productos metálicos	2.500.000	0	0	0	0	2.500.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	700.000	0	0	0	0	700.000
402	08	07	00	Material de señalamiento	100.000	0	0	0	0	100.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.000.000	0	0	0	0	1.000.000
402	08	10	00	Repuestos y accesorios para otros equipos	600.000	0	0	0	0	600.000
402	08	99	00	Otros productos metálicos	100.000	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	6.120.000	0	0	0	0	6.120.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.000.000	0	0	0	0	1.000.000
402	10	03	00	Utensilios de cocina y comedor	100.000	0	0	0	0	100.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	800.000	0	0	0	0	800.000
402	10	06	00	Condecoraciones, ofrendas y similares	150.000	0	0	0	0	150.000

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSORÍA DEL PUEBLO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	30.000	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	3.000.000	0	0	0	0	3.000.000
402	10	11	00	Materiales eléctricos	700.000	0	0	0	0	700.000
402	10	12	00	Materiales para instalaciones sanitarias	40.000	0	0	0	0	40.000
402	10	99	00	Otros productos y útiles diversos	300.000	0	0	0	0	300.000
402	99	00	00	Otros materiales y suministros	150.000	0	0	0	0	150.000
402	99	01	00	Otros materiales y suministros	150.000	0	0	0	0	150.000
403	**00**	**00**	**00**	**Servicios no personales**	**49.870.975**	**0**	**0**	**0**	**0**	**49.870.975**
403	01	00	00	Alquileres de inmuebles	2.900.000	0	0	0	0	2.900.000
403	01	01	00	Alquileres de edificios y locales	2.900.000	0	0	0	0	2.900.000
403	03	00	00	Derechos sobre bienes intangibles	120.000	0	0	0	0	120.000
403	03	03	00	Paquetes y programas de computación	120.000	0	0	0	0	120.000
403	04	00	00	Servicios básicos	7.180.000	0	0	0	0	7.180.000
403	04	01	00	Electricidad	700.000	0	0	0	0	700.000
403	04	03	00	Agua	170.000	0	0	0	0	170.000
403	04	04	00	Teléfonos	2.100.000	0	0	0	0	2.100.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	1.100.000	0	0	0	0	1.100.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.000.000	0	0	0	0	1.000.000
403	04	05	00	Servicio de comunicaciones	1.000.000	0	0	0	0	1.000.000
403	04	06	00	Servicio de aseo urbano y domiciliario	210.000	0	0	0	0	210.000
403	04	07	00	Servicio de condominio	3.000.000	0	0	0	0	3.000.000
403	06	00	00	Servicios de transporte y almacenaje	1.350.000	0	0	0	0	1.350.000
403	06	03	00	Estacionamiento	500.000	0	0	0	0	500.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	850.000	0	0	0	0	850.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.850.000	0	0	0	0	3.850.000
403	07	01	00	Publicidad y propaganda	250.000	0	0	0	0	250.000
403	07	02	00	Imprenta y reproducción	1.100.000	0	0	0	0	1.100.000
403	07	03	00	Relaciones sociales	2.150.000	0	0	0	0	2.150.000
403	07	04	00	Avisos	350.000	0	0	0	0	350.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	7.010.000	0	0	0	0	7.010.000
403	08	01	00	Primas y gastos de seguros	7.000.000	0	0	0	0	7.000.000

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSORÍA DEL PUEBLO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	08	02	00	Comisiones y gastos bancarios	10.000	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	6.500.000	0	0	0	0	6.500.000
403	09	01	00	Viáticos y pasajes dentro del país	4.000.000	0	0	0	0	4.000.000
403	09	02	00	Viáticos y pasajes fuera del país	2.500.000	0	0	0	0	2.500.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.071.400	0	0	0	0	1.071.400
403	10	03	00	Servicios de procesamiento de datos	200.000	0	0	0	0	200.000
403	10	07	00	Servicios de capacitación y adiestramiento	471.400	0	0	0	0	471.400
403	10	09	00	Servicios de lavandería y tintorería	200.000	0	0	0	0	200.000
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.400.000	0	0	0	0	5.400.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.600.000	0	0	0	0	3.600.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.650.000	0	0	0	0	1.650.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	150.000	0	0	0	0	150.000
403	12	00	00	Conservación y reparaciones menores de obras	7.000.000	0	0	0	0	7.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	7.000.000	0	0	0	0	7.000.000
403	15	00	00	Servicios fiscales	180.000	0	0	0	0	180.000
403	15	02	00	Tasas y otros derechos obligatorios	180.000	0	0	0	0	180.000
403	18	00	00	Impuestos indirectos	6.308.543	0	0	0	0	6.308.543
403	18	01	00	Impuesto al valor agregado	6.308.543	0	0	0	0	6.308.543
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	451.032	0	0	0	0	451.032
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	451.032	0	0	0	0	451.032
403	99	00	00	Otros servicios no personales	550.000	0	0	0	0	550.000
403	99	01	00	Otros servicios no personales	550.000	0	0	0	0	550.000
404	**00**	**00**	**00**	**Activos reales**	**4.000.000**	**0**	**0**	**0**	**0**	**4.000.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	500.000
404	05	01	00	Equipos de telecomunicaciones	500.000	0	0	0	0	500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.500.000	0	0	0	0	3.500.000
404	09	01	00	Mobiliario y equipos de oficina	500.000	0	0	0	0	500.000
404	09	02	00	Equipos de computación	2.000.000	0	0	0	0	2.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.000.000	0	0	0	0	1.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**20.094.087**	**0**	**0**	**0**	**0**	**20.094.087**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSORÍA DEL PUEBLO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	00	00	Transferencias y donaciones corrientes internas	20.094.087	0	0	0	0	20.094.087
407	01	01	00	Transferencias corrientes internas al sector privado	7.039.689	0	0	0	0	7.039.689
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.626.453	0	0	0	0	1.626.453
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	4.149.702	0	0	0	0	4.149.702
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	355.787	0	0	0	0	355.787
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	907.747	0	0	0	0	907.747
407	01	02	00	Donaciones corrientes internas al sector privado	1.600.000	0	0	0	0	1.600.000
407	01	02	01	Donaciones corrientes a personas	1.600.000	0	0	0	0	1.600.000
407	01	03	00	Transferencias corrientes internas al sector público	11.454.398	0	0	0	0	11.454.398
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	11.454.398	0	0	0	0	11.454.398
411	**00**	**00**	**00**	**Disminución de pasivos**	**300.000**	**0**	**0**	**0**	**0**	**300.000**
411	11	00	00	Obligaciones de ejercicios anteriores	300.000	0	0	0	0	300.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	300.000	0	0	0	0	300.000
				Totales	**440.674.009**	0	0	0	0	**440.674.009**

33
Vicepresidencia de la República

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**3.809.879.442**	0	0	0	0	**3.809.879.442**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.083.050.346	0	0	0	0	1.083.050.346
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	866.866.744	0	0	0	0	866.866.744
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	623.700	0	0	0	0	623.700
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	31.150.283	0	0	0	0	31.150.283
401	01	12	00	Salarios a obreros en puestos no permanentes	9.802.169	0	0	0	0	9.802.169
401	01	18	00	Remuneraciones al personal contratado	154.304.785	0	0	0	0	154.304.785
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	133.658.745	0	0	0	0	133.658.745
401	01	18	02	Remuneraciones por honorarios profesionales	20.646.040	0	0	0	0	20.646.040
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	3.650.000	0	0	0	0	3.650.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	102.181	0	0	0	0	102.181
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	160.000	0	0	0	0	160.000
401	01	99	00	Otras retribuciones	16.390.484	0	0	0	0	16.390.484
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	299.533.410	0	0	0	0	299.533.410
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	285.195.592	0	0	0	0	285.195.592
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	563.548	0	0	0	0	563.548
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	13.774.270	0	0	0	0	13.774.270
401	03	00	00	Primas	427.570.064	0	0	0	0	427.570.064
401	03	02	00	Primas de transporte a empleados	46.043.536	0	0	0	0	46.043.536
401	03	03	00	Primas por hogar a empleados	56.304.504	0	0	0	0	56.304.504
401	03	04	00	Primas por hijos a empleados	12.039.108	0	0	0	0	12.039.108
401	03	08	00	Primas de profesionalización a empleados	55.415.827	0	0	0	0	55.415.827
401	03	09	00	Primas por antigüedad a empleados	51.700.677	0	0	0	0	51.700.677
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	73.824.217	0	0	0	0	73.824.217
401	03	17	00	Primas de transporte a obreros	2.087.856	0	0	0	0	2.087.856
401	03	18	00	Primas por hogar a obreros	4.811.784	0	0	0	0	4.811.784
401	03	19	00	Primas por hijos de obreros	1.133.406	0	0	0	0	1.133.406
401	03	21	00	Primas por antigüedad a obreros	4.879.047	0	0	0	0	4.879.047
401	03	22	00	Primas de profesionalización a obreros	62.853	0	0	0	0	62.853
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	14.967.264	0	0	0	0	14.967.264

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	31	00	Primas por riesgo al personal militar y de seguridad	52.958.246	0	0	0	0	52.958.246
401	03	37	00	Primas de transporte al personal contratado	2.880.000	0	0	0	0	2.880.000
401	03	38	00	Primas por hogar al personal contratado	3.242.400	0	0	0	0	3.242.400
401	03	39	00	Primas por hijos al personal contratado	2.324.800	0	0	0	0	2.324.800
401	03	40	00	Primas de profesionalización al personal contratado	28.555.282	0	0	0	0	28.555.282
401	03	41	00	Primas por antigüedad al personal contratado	2.570.700	0	0	0	0	2.570.700
401	03	47	00	Primas al personal de alto nivel y de dirección	107.400	0	0	0	0	107.400
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	27.337	0	0	0	0	27.337
401	03	96	00	Otras primas al personal contratado	9.024.000	0	0	0	0	9.024.000
401	03	98	00	Otras primas a obreros	2.609.820	0	0	0	0	2.609.820
401	04	00	00	Complementos de sueldos y salarios	535.751.188	0	0	0	0	535.751.188
401	04	06	00	Complemento a empleados por comisión de servicios	9.051.513	0	0	0	0	9.051.513
401	04	08	00	Bono compensatorio de alimentación a empleados	246.965.926	0	0	0	0	246.965.926
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	887.745	0	0	0	0	887.745
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.138.648	0	0	0	0	1.138.648
401	04	18	00	Bono compensatorio de alimentación a obreros	19.400.817	0	0	0	0	19.400.817
401	04	20	00	Complemento a obreros por días feriados	669.515	0	0	0	0	669.515
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	6.738.057	0	0	0	0	6.738.057
401	04	26	00	Bono compensatorio de alimentación al personal contratado	67.423.849	0	0	0	0	67.423.849
401	04	28	00	Complemento al personal contratado por días feriados	3.146.175	0	0	0	0	3.146.175
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	81.206	0	0	0	0	81.206
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	33.750	0	0	0	0	33.750
401	04	96	00	Otros complementos a empleados	76.609.780	0	0	0	0	76.609.780
401	04	97	00	Otros complementos a obreros	79.608.971	0	0	0	0	79.608.971
401	04	98	00	Otros complementos al personal contratado	23.995.236	0	0	0	0	23.995.236
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	216.098.492	0	0	0	0	216.098.492
401	05	01	00	Aguinaldos a empleados	62.206.684	0	0	0	0	62.206.684
401	05	03	00	Bono vacacional a empleados	116.060.112	0	0	0	0	116.060.112
401	05	04	00	Aguinaldos a obreros	8.842.956	0	0	0	0	8.842.956
401	05	06	00	Bono vacacional a obreros	4.821.555	0	0	0	0	4.821.555
401	05	07	00	Aguinaldos al personal contratado	18.226.167	0	0	0	0	18.226.167

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	08	00	Bono vacacional al personal contratado	5.866.117	0	0	0	0	5.866.117
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	53.469	0	0	0	0	53.469
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	21.432	0	0	0	0	21.432
401	06	00	00	Aportes patronales y legales	39.143.399	0	0	0	0	39.143.399
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.642.373	0	0	0	0	1.642.373
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	325.582	0	0	0	0	325.582
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	365.750	0	0	0	0	365.750
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	22.672.506	0	0	0	0	22.672.506
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.275.624	0	0	0	0	2.275.624
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	557.114	0	0	0	0	557.114
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	506.472	0	0	0	0	506.472
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.473.301	0	0	0	0	1.473.301
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	5.091.089	0	0	0	0	5.091.089
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.949.769	0	0	0	0	1.949.769
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.132.131	0	0	0	0	1.132.131
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	17.354	0	0	0	0	17.354
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.065	0	0	0	0	3.065
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	6.067	0	0	0	0	6.067
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	3.856	0	0	0	0	3.856
401	06	95	00	Otros aportes legales por personal contratado	1.121.346	0	0	0	0	1.121.346
401	07	00	00	Asistencia socio-económica	848.446.423	0	0	0	0	848.446.423
401	07	01	00	Capacitación y adiestramiento a empleados	937.500	0	0	0	0	937.500
401	07	02	00	Becas a empleados	2.529.640	0	0	0	0	2.529.640
401	07	03	00	Ayudas por matrimonio a empleados	1.000	0	0	0	0	1.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.000	0	0	0	0	1.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	4.500.000	0	0	0	0	4.500.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	102.292.719	0	0	0	0	102.292.719
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	427.096.832	0	0	0	0	427.096.832
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus	607.900	0	0	0	0	607.900

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				hijos						
401	07	10	00	Dotación de uniformes a empleados	71.917.904	0	0	0	0	71.917.904
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.829.397	0	0	0	0	3.829.397
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	41.405.000	0	0	0	0	41.405.000
401	07	17	00	Capacitación y adiestramiento a obreros	1.000	0	0	0	0	1.000
401	07	18	00	Becas a obreros	195.400	0	0	0	0	195.400
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	1.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	937.500	0	0	0	0	937.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	4.376.343	0	0	0	0	4.376.343
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	33.510.000	0	0	0	0	33.510.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.214.800	0	0	0	0	1.214.800
401	07	26	00	Dotación de uniformes a obreros	10.352.224	0	0	0	0	10.352.224
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	356.240	0	0	0	0	356.240
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.181.000	0	0	0	0	1.181.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	10.218	0	0	0	0	10.218
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	106.800	0	0	0	0	106.800
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	45.000	0	0	0	0	45.000
401	07	75	00	Becas al personal contratado	1.106.400	0	0	0	0	1.106.400
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	300.000	0	0	0	0	300.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	4.289.342	0	0	0	0	4.289.342
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	95.616.500	0	0	0	0	95.616.500
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	4.212.601	0	0	0	0	4.212.601
401	07	83	00	Dotación de uniformes al personal contratado	30.135.016	0	0	0	0	30.135.016
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	296.667	0	0	0	0	296.667
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	3.540.000	0	0	0	0	3.540.000
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	6.480	0	0	0	0	6.480
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	36.000	0	0	0	0	36.000

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	96	00	Otras subvenciones a empleados	1.200.000	0	0	0	0	1.200.000
401	07	97	00	Otras subvenciones a obreros	300.000	0	0	0	0	300.000
401	08	00	00	Prestaciones sociales e indemnizaciones	360.285.120	0	0	0	0	360.285.120
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	318.471.861	0	0	0	0	318.471.861
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	18.875.540	0	0	0	0	18.875.540
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	22.887.727	0	0	0	0	22.887.727
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	49.992	0	0	0	0	49.992
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	1.000	0	0	0	0	1.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	1.000	0	0	0	0	1.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.070.751.208**	**0**	**0**	**0**	**0**	**1.070.751.208**
402	01	00	00	Productos alimenticios y agropecuarios	399.395.544	0	0	0	0	399.395.544
402	01	01	00	Alimentos y bebidas para personas	389.454.784	0	0	0	0	389.454.784
402	01	02	00	Alimentos para animales	6.940.560	0	0	0	0	6.940.560
402	01	03	00	Productos agrícolas y pecuarios	3.000.200	0	0	0	0	3.000.200
402	02	00	00	Productos de minas, canteras y yacimientos	34.092	0	0	0	0	34.092
402	02	05	00	Piedra, arcilla, arena y tierra	34.092	0	0	0	0	34.092
402	03	00	00	Textiles y vestuarios	38.959.474	0	0	0	0	38.959.474
402	03	01	00	Textiles	6.851.254	0	0	0	0	6.851.254
402	03	02	00	Prendas de vestir	29.396.962	0	0	0	0	29.396.962
402	03	03	00	Calzados	2.711.258	0	0	0	0	2.711.258
402	04	00	00	Productos de cuero y caucho	21.714.000	0	0	0	0	21.714.000
402	04	03	00	Cauchos y tripas para vehículos	21.714.000	0	0	0	0	21.714.000
402	05	00	00	Productos de papel, cartón e impresos	54.357.577	0	0	0	0	54.357.577
402	05	01	00	Pulpa de madera, papel y cartón	8.562.515	0	0	0	0	8.562.515
402	05	02	00	Envases y cajas de papel y cartón	5.251.709	0	0	0	0	5.251.709
402	05	03	00	Productos de papel y cartón para oficina	30.778.118	0	0	0	0	30.778.118
402	05	04	00	Libros, revistas y periódicos	137.088	0	0	0	0	137.088
402	05	05	00	Material de enseñanza	1.000.000	0	0	0	0	1.000.000
402	05	06	00	Productos de papel y cartón para computación	4.500.000	0	0	0	0	4.500.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.128.147	0	0	0	0	4.128.147
402	06	00	00	Productos químicos y derivados	36.614.893	0	0	0	0	36.614.893

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	02	00	Abonos, plaguicidas y otros	406.950	0	0	0	0	406.950
402	06	03	00	Tintas, pinturas y colorantes	10.824.047	0	0	0	0	10.824.047
402	06	04	00	Productos farmacéuticos y medicamentos	4.226.735	0	0	0	0	4.226.735
402	06	05	00	Productos de tocador	2.418.480	0	0	0	0	2.418.480
402	06	06	00	Combustibles y lubricantes	8.550.000	0	0	0	0	8.550.000
402	06	08	00	Productos plásticos	10.125.681	0	0	0	0	10.125.681
402	06	99	00	Otros productos de la industria química y conexos	63.000	0	0	0	0	63.000
402	07	00	00	Productos minerales no metálicos	11.723.970	0	0	0	0	11.723.970
402	07	01	00	Productos de barro, loza y porcelana	89.915	0	0	0	0	89.915
402	07	02	00	Vidrios y productos de vidrio	4.840.404	0	0	0	0	4.840.404
402	07	04	00	Cemento, cal y yeso	6.225.634	0	0	0	0	6.225.634
402	07	99	00	Otros productos minerales no metálicos	568.017	0	0	0	0	568.017
402	08	00	00	Productos metálicos	67.491.410	0	0	0	0	67.491.410
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	20.149.789	0	0	0	0	20.149.789
402	08	04	00	Productos metálicos estructurales	341.465	0	0	0	0	341.465
402	08	05	00	Materiales de orden público, seguridad y defensa	26.040.000	0	0	0	0	26.040.000
402	08	07	00	Material de señalamiento	12.120	0	0	0	0	12.120
402	08	09	00	Repuestos y accesorios para equipos de transporte	20.948.036	0	0	0	0	20.948.036
402	09	00	00	Productos de madera	630.000	0	0	0	0	630.000
402	09	01	00	Productos primarios de madera	630.000	0	0	0	0	630.000
402	10	00	00	Productos varios y útiles diversos	423.610.248	0	0	0	0	423.610.248
402	10	01	00	Artículos de deporte, recreación y juguetes	8.167.350	0	0	0	0	8.167.350
402	10	02	00	Materiales y útiles de limpieza y aseo	19.558.778	0	0	0	0	19.558.778
402	10	03	00	Utensilios de cocina y comedor	10.467.597	0	0	0	0	10.467.597
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.583.932	0	0	0	0	3.583.932
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	23.938.798	0	0	0	0	23.938.798
402	10	06	00	Condecoraciones, ofrendas y similares	9.780.000	0	0	0	0	9.780.000
402	10	07	00	Productos de seguridad en el trabajo	9.169.760	0	0	0	0	9.169.760
402	10	08	00	Materiales para equipos de computación	49.393.539	0	0	0	0	49.393.539
402	10	11	00	Materiales eléctricos	41.515.021	0	0	0	0	41.515.021
402	10	12	00	Materiales para instalaciones sanitarias	2.947.571	0	0	0	0	2.947.571

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	99	00	Otros productos y útiles diversos	245.087.902	0	0	0	0	245.087.902
402	99	00	00	Otros materiales y suministros	16.220.000	0	0	0	0	16.220.000
402	99	01	00	Otros materiales y suministros	16.220.000	0	0	0	0	16.220.000
403	**00**	**00**	**00**	**Servicios no personales**	**846.668.070**	**0**	**0**	**0**	**0**	**846.668.070**
403	01	00	00	Alquileres de inmuebles	905.600	0	0	0	0	905.600
403	01	01	00	Alquileres de edificios y locales	605.600	0	0	0	0	605.600
403	01	02	00	Alquileres de instalaciones culturales y recreativas	300.000	0	0	0	0	300.000
403	02	00	00	Alquileres de maquinaria y equipos	29.174.400	0	0	0	0	29.174.400
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	28.994.400	0	0	0	0	28.994.400
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	180.000	0	0	0	0	180.000
403	04	00	00	Servicios básicos	23.692.834	0	0	0	0	23.692.834
403	04	01	00	Electricidad	1.605.760	0	0	0	0	1.605.760
403	04	02	00	Gas	149.000	0	0	0	0	149.000
403	04	03	00	Agua	1.660.940	0	0	0	0	1.660.940
403	04	04	00	Teléfonos	14.828.760	0	0	0	0	14.828.760
403	04	04	01	Servicios de telefonía prestados por organismos públicos	9.680.000	0	0	0	0	9.680.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	5.148.760	0	0	0	0	5.148.760
403	04	05	00	Servicio de comunicaciones	4.798.374	0	0	0	0	4.798.374
403	04	06	00	Servicio de aseo urbano y domiciliario	50.000	0	0	0	0	50.000
403	04	07	00	Servicio de condominio	600.000	0	0	0	0	600.000
403	06	00	00	Servicios de transporte y almacenaje	2.399.568	0	0	0	0	2.399.568
403	06	01	00	Fletes y embalajes	1.021.852	0	0	0	0	1.021.852
403	06	02	00	Almacenaje	817.500	0	0	0	0	817.500
403	06	03	00	Estacionamiento	170.000	0	0	0	0	170.000
403	06	04	00	Peaje	110.400	0	0	0	0	110.400
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	279.816	0	0	0	0	279.816
403	07	00	00	Servicios de información, impresión y relaciones públicas	35.987.288	0	0	0	0	35.987.288
403	07	01	00	Publicidad y propaganda	8.495.598	0	0	0	0	8.495.598
403	07	02	00	Imprenta y reproducción	11.843.800	0	0	0	0	11.843.800
403	07	03	00	Relaciones sociales	7.757.600	0	0	0	0	7.757.600
403	07	04	00	Avisos	7.890.290	0	0	0	0	7.890.290

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	47.094.300	0	0	0	0	47.094.300
403	08	01	00	Primas y gastos de seguros	46.288.000	0	0	0	0	46.288.000
403	08	02	00	Comisiones y gastos bancarios	806.300	0	0	0	0	806.300
403	09	00	00	Viáticos y pasajes	66.412.930	0	0	0	0	66.412.930
403	09	01	00	Viáticos y pasajes dentro del país	48.388.394	0	0	0	0	48.388.394
403	09	02	00	Viáticos y pasajes fuera del país	18.024.536	0	0	0	0	18.024.536
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	57.161.515	0	0	0	0	57.161.515
403	10	01	00	Servicios jurídicos	821.520	0	0	0	0	821.520
403	10	03	00	Servicios de procesamiento de datos	1.084.905	0	0	0	0	1.084.905
403	10	07	00	Servicios de capacitación y adiestramiento	29.808.135	0	0	0	0	29.808.135
403	10	09	00	Servicios de lavandería y tintorería	900.000	0	0	0	0	900.000
403	10	11	00	Servicios para la elaboración y suministro de comida	11.283.755	0	0	0	0	11.283.755
403	10	99	00	Otros servicios profesionales y técnicos	13.263.200	0	0	0	0	13.263.200
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	106.460.013	0	0	0	0	106.460.013
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	57.184.170	0	0	0	0	57.184.170
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	105.600	0	0	0	0	105.600
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	4.000.000	0	0	0	0	4.000.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	690.000	0	0	0	0	690.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	38.180.243	0	0	0	0	38.180.243
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	6.300.000	0	0	0	0	6.300.000
403	12	00	00	Conservación y reparaciones menores de obras	159.841.927	0	0	0	0	159.841.927
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	153.641.927	0	0	0	0	153.641.927
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	6.200.000	0	0	0	0	6.200.000
403	15	00	00	Servicios fiscales	3.510.626	0	0	0	0	3.510.626
403	15	01	00	Derechos de importación y servicios aduaneros	3.360.000	0	0	0	0	3.360.000
403	15	02	00	Tasas y otros derechos obligatorios	150.626	0	0	0	0	150.626
403	16	00	00	Servicios de diversión, esparcimiento y culturales	74.721.231	0	0	0	0	74.721.231
403	16	01	00	Servicios de diversión, esparcimiento y culturales	74.721.231	0	0	0	0	74.721.231
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	870.000	0	0	0	0	870.000
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	870.000	0	0	0	0	870.000

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	219.901.687	0	0	0	0	219.901.687
403	18	01	00	Impuesto al valor agregado	219.551.070	0	0	0	0	219.551.070
403	18	99	00	Otros impuestos indirectos	350.617	0	0	0	0	350.617
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	9.685.583	0	0	0	0	9.685.583
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	9.685.583	0	0	0	0	9.685.583
403	99	00	00	Otros servicios no personales	8.848.568	0	0	0	0	8.848.568
403	99	01	00	Otros servicios no personales	8.848.568	0	0	0	0	8.848.568
404	**00**	**00**	**00**	**Activos reales**	**240.993.828**	**0**	**0**	**0**	**0**	**240.993.828**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	22.112.082	0	0	0	0	22.112.082
404	01	01	00	Repuestos mayores	8.367.500	0	0	0	0	8.367.500
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	7.490.000	0	0	0	0	7.490.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	877.500	0	0	0	0	877.500
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	13.744.582	0	0	0	0	13.744.582
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	10.005.000	0	0	0	0	10.005.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	3.739.582	0	0	0	0	3.739.582
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.195.703	0	0	0	0	3.195.703
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	10.703	0	0	0	0	10.703
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.185.000	0	0	0	0	3.185.000
404	04	00	00	Equipos de transporte, tracción y elevación	570.000	0	0	0	0	570.000
404	04	01	00	Vehículos automotores terrestres	570.000	0	0	0	0	570.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	43.795.113	0	0	0	0	43.795.113
404	05	01	00	Equipos de telecomunicaciones	43.795.113	0	0	0	0	43.795.113
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	4.492.500	0	0	0	0	4.492.500
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	4.492.500	0	0	0	0	4.492.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.769.366	0	0	0	0	2.769.366
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.769.366	0	0	0	0	1.769.366
404	07	06	00	Instrumentos musicales y equipos de audio	1.000.000	0	0	0	0	1.000.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	11.708.500	0	0	0	0	11.708.500
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	8.708.500	0	0	0	0	8.708.500
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	3.000.000	0	0	0	0	3.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	152.095.560	0	0	0	0	152.095.560

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	30.619.287	0	0	0	0	30.619.287
404	09	02	00	Equipos de computación	96.667.368	0	0	0	0	96.667.368
404	09	03	00	Mobiliario y equipos de alojamiento	24.228.905	0	0	0	0	24.228.905
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	580.000	0	0	0	0	580.000
404	99	00	00	Otros activos reales	255.004	0	0	0	0	255.004
404	99	01	00	Otros activos reales	255.004	0	0	0	0	255.004
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**120.000.000**	**0**	**0**	**0**	**0**	**120.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	120.000.000	0	0	0	0	120.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	120.000.000	0	0	0	0	120.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.199.888.580**	**0**	**0**	**0**	**0**	**1.199.888.580**
407	01	00	00	Transferencias y donaciones corrientes internas	1.073.319.113	0	0	0	0	1.073.319.113
407	01	01	00	Transferencias corrientes internas al sector privado	114.856.234	0	0	0	0	114.856.234
407	01	01	01	Pensiones del personal empleado, obrero y militar	13.922.077	0	0	0	0	13.922.077
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	63.713.397	0	0	0	0	63.713.397
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	1.223.838	0	0	0	0	1.223.838
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.895.819	0	0	0	0	1.895.819
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	4.306.402	0	0	0	0	4.306.402
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	607.301	0	0	0	0	607.301
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	4.466.791	0	0	0	0	4.466.791
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	10.995.387	0	0	0	0	10.995.387
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	11.170.622	0	0	0	0	11.170.622
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	2.554.600	0	0	0	0	2.554.600
407	01	02	00	Donaciones corrientes internas al sector privado	3.000.000	0	0	0	0	3.000.000
407	01	02	01	Donaciones corrientes a personas	3.000.000	0	0	0	0	3.000.000
407	01	03	00	Transferencias corrientes internas al sector público	955.462.879	0	0	0	0	955.462.879
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	955.462.879	0	0	0	0	955.462.879
407	02	00	00	Transferencias y donaciones corrientes al exterior	121.821.347	0	0	0	0	121.821.347
407	02	02	00	Donaciones corrientes al exterior	121.821.347	0	0	0	0	121.821.347
407	02	02	01	Donaciones corrientes a personas	121.821.347	0	0	0	0	121.821.347
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	4.748.120	0	0	0	0	4.748.120

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: **2016**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	4.748.120	0	0	0	0	4.748.120
407	12	01	02	Donaciones Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	4.748.120	0	0	0	0	4.748.120
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.620.000**	**0**	**0**	**0**	**0**	**2.620.000**
411	11	00	00	Obligaciones de ejercicios anteriores	2.620.000	0	0	0	0	2.620.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	2.620.000	0	0	0	0	2.620.000
				Totales	**7.290.801.128**	**0**	**0**	**0**	**0**	**7.290.801.128**

34
Ministerio del Poder Popular para la Agricultura y Tierras

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**1.268.276.785**	0	0	0	0	**1.268.276.785**
401	01	00	00	Sueldos, salarios y otras retribuciones	266.777.494	0	0	0	0	266.777.494
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	100.149.923	0	0	0	0	100.149.923
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	373.229	0	0	0	0	373.229
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	81.998.262	0	0	0	0	81.998.262
401	01	18	00	Remuneraciones al personal contratado	83.906.715	0	0	0	0	83.906.715
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	83.906.715	0	0	0	0	83.906.715
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	155.481	0	0	0	0	155.481
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	193.884	0	0	0	0	193.884
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	44.963.508	0	0	0	0	44.963.508
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	27.227.046	0	0	0	0	27.227.046
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	17.736.462	0	0	0	0	17.736.462
401	03	00	00	Primas	114.973.923	0	0	0	0	114.973.923
401	03	02	00	Primas de transporte a empleados	9.229.900	0	0	0	0	9.229.900
401	03	04	00	Primas por hijos a empleados	4.632.000	0	0	0	0	4.632.000
401	03	08	00	Primas de profesionalización a empleados	12.217.028	0	0	0	0	12.217.028
401	03	09	00	Primas por antigüedad a empleados	26.831.100	0	0	0	0	26.831.100
401	03	17	00	Primas de transporte a obreros	7.560.000	0	0	0	0	7.560.000
401	03	19	00	Primas por hijos de obreros	5.368.800	0	0	0	0	5.368.800
401	03	21	00	Primas por antigüedad a obreros	25.721.958	0	0	0	0	25.721.958
401	03	22	00	Primas de profesionalización a obreros	10.662.657	0	0	0	0	10.662.657
401	03	37	00	Primas de transporte al personal contratado	6.205.800	0	0	0	0	6.205.800
401	03	47	00	Primas al personal de alto nivel y de dirección	6.522.000	0	0	0	0	6.522.000
401	03	97	00	Otras primas a empleados	21.600	0	0	0	0	21.600
401	03	98	00	Otras primas a obreros	1.080	0	0	0	0	1.080
401	04	00	00	Complementos de sueldos y salarios	129.444.939	0	0	0	0	129.444.939
401	04	08	00	Bono compensatorio de alimentación a empleados	39.238.776	0	0	0	0	39.238.776
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	2.646.098	0	0	0	0	2.646.098
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	991.080	0	0	0	0	991.080
401	04	17	00	Complemento a obreros por gastos de transporte	3.512.960	0	0	0	0	3.512.960
401	04	18	00	Bono compensatorio de alimentación a obreros	36.768.326	0	0	0	0	36.768.326

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	20	00	Complemento a obreros por días feriados	2.286.789	0	0	0	0	2.286.789
401	04	26	00	Bono compensatorio de alimentación al personal contratado	33.875.514	0	0	0	0	33.875.514
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	43.200	0	0	0	0	43.200
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	18.000	0	0	0	0	18.000
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	15.736	0	0	0	0	15.736
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	65.947	0	0	0	0	65.947
401	04	96	00	Otros complementos a empleados	8.944.685	0	0	0	0	8.944.685
401	04	97	00	Otros complementos a obreros	652.829	0	0	0	0	652.829
401	04	98	00	Otros complementos al personal contratado	384.999	0	0	0	0	384.999
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	71.688.516	0	0	0	0	71.688.516
401	05	01	00	Aguinaldos a empleados	2.000.000	0	0	0	0	2.000.000
401	05	03	00	Bono vacacional a empleados	12.006.295	0	0	0	0	12.006.295
401	05	04	00	Aguinaldos a obreros	2.000.000	0	0	0	0	2.000.000
401	05	06	00	Bono vacacional a obreros	30.595.068	0	0	0	0	30.595.068
401	05	07	00	Aguinaldos al personal contratado	8.283.405	0	0	0	0	8.283.405
401	05	08	00	Bono vacacional al personal contratado	16.303.748	0	0	0	0	16.303.748
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	500.000	0	0	0	0	500.000
401	06	00	00	Aportes patronales y legales	44.774.402	0	0	0	0	44.774.402
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	12.396.361	0	0	0	0	12.396.361
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.923.639	0	0	0	0	3.923.639
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	341.407	0	0	0	0	341.407
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.609.512	0	0	0	0	2.609.512
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	8.131.672	0	0	0	0	8.131.672
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	3.051.672	0	0	0	0	3.051.672
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	318.032	0	0	0	0	318.032
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.016.743	0	0	0	0	2.016.743
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	7.253.185	0	0	0	0	7.253.185
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.942.111	0	0	0	0	1.942.111
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.040.596	0	0	0	0	1.040.596
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	70.438	0	0	0	0	70.438

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	19.981	0	0	0	0	19.981
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	13.320	0	0	0	0	13.320
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	1.143	0	0	0	0	1.143
401	06	95	00	Otros aportes legales por personal contratado	1.644.590	0	0	0	0	1.644.590
401	07	00	00	Asistencia socio-económica	436.994.369	0	0	0	0	436.994.369
401	07	01	00	Capacitación y adiestramiento a empleados	1.200.000	0	0	0	0	1.200.000
401	07	02	00	Becas a empleados	2.171.400	0	0	0	0	2.171.400
401	07	03	00	Ayudas por matrimonio a empleados	90.000	0	0	0	0	90.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	90.000	0	0	0	0	90.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	11.486.688	0	0	0	0	11.486.688
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	96.000.000	0	0	0	0	96.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.566.260	0	0	0	0	5.566.260
401	07	10	00	Dotación de uniformes a empleados	19.392.000	0	0	0	0	19.392.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	5.566.260	0	0	0	0	5.566.260
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	5.566.260	0	0	0	0	5.566.260
401	07	17	00	Capacitación y adiestramiento a obreros	1.200.000	0	0	0	0	1.200.000
401	07	18	00	Becas a obreros	2.527.200	0	0	0	0	2.527.200
401	07	19	00	Ayudas por matrimonio de obreros	90.000	0	0	0	0	90.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	90.000	0	0	0	0	90.000
401	07	21	00	Ayudas por defunción a obreros	12.000	0	0	0	0	12.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	18.000	0	0	0	0	18.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	18.967.826	0	0	0	0	18.967.826
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	96.000.000	0	0	0	0	96.000.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	5.566.260	0	0	0	0	5.566.260
401	07	26	00	Dotación de uniformes a obreros	30.100.000	0	0	0	0	30.100.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	5.566.260	0	0	0	0	5.566.260
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	5.566.260	0	0	0	0	5.566.260
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	24.185	0	0	0	0	24.185
401	07	74	00	Capacitación y adiestramiento al personal contratado	1.200.000	0	0	0	0	1.200.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	75	00	Becas al personal contratado	60.000	0	0	0	0	60.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	2.000.000	0	0	0	0	2.000.000
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	96.440.000	0	0	0	0	96.440.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	10.216.132	0	0	0	0	10.216.132
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	872.727	0	0	0	0	872.727
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	5.782.391	0	0	0	0	5.782.391
401	07	97	00	Otras subvenciones a obreros	5.566.260	0	0	0	0	5.566.260
401	07	99	00	Otras subvenciones al personal contratado	2.000.000	0	0	0	0	2.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	158.659.634	0	0	0	0	158.659.634
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	78.687.030	0	0	0	0	78.687.030
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	60.725.888	0	0	0	0	60.725.888
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	18.646.716	0	0	0	0	18.646.716
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	600.000	0	0	0	0	600.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**77.611.587**	**0**	**0**	**0**	**0**	**77.611.587**
402	01	00	00	Productos alimenticios y agropecuarios	9.423.393	0	0	0	0	9.423.393
402	01	01	00	Alimentos y bebidas para personas	9.355.097	0	0	0	0	9.355.097
402	01	02	00	Alimentos para animales	750	0	0	0	0	750
402	01	03	00	Productos agrícolas y pecuarios	67.546	0	0	0	0	67.546
402	02	00	00	Productos de minas, canteras y yacimientos	59.400	0	0	0	0	59.400
402	02	05	00	Piedra, arcilla, arena y tierra	59.400	0	0	0	0	59.400
402	03	00	00	Textiles y vestuarios	9.187.690	0	0	0	0	9.187.690
402	03	01	00	Textiles	1.713.164	0	0	0	0	1.713.164
402	03	02	00	Prendas de vestir	7.096.683	0	0	0	0	7.096.683
402	03	03	00	Calzados	377.843	0	0	0	0	377.843
402	04	00	00	Productos de cuero y caucho	2.626.134	0	0	0	0	2.626.134
402	04	01	00	Cueros y pieles	44.100	0	0	0	0	44.100
402	04	02	00	Productos de cuero y sucedáneos del cuero	50.000	0	0	0	0	50.000
402	04	03	00	Cauchos y tripas para vehículos	2.472.334	0	0	0	0	2.472.334
402	04	99	00	Otros productos de cuero y caucho	59.700	0	0	0	0	59.700
402	05	00	00	Productos de papel, cartón e impresos	7.328.467	0	0	0	0	7.328.467

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	1.108.677	0	0	0	0	1.108.677
402	05	02	00	Envases y cajas de papel y cartón	529.739	0	0	0	0	529.739
402	05	03	00	Productos de papel y cartón para oficina	3.937.033	0	0	0	0	3.937.033
402	05	04	00	Libros, revistas y periódicos	178.648	0	0	0	0	178.648
402	05	05	00	Material de enseñanza	204.948	0	0	0	0	204.948
402	05	06	00	Productos de papel y cartón para computación	261.900	0	0	0	0	261.900
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.095.022	0	0	0	0	1.095.022
402	05	99	00	Otros productos de pulpa, papel y cartón	12.500	0	0	0	0	12.500
402	06	00	00	Productos químicos y derivados	13.182.104	0	0	0	0	13.182.104
402	06	01	00	Sustancias químicas y de uso industrial	161.126	0	0	0	0	161.126
402	06	02	00	Abonos, plaguicidas y otros	24.921	0	0	0	0	24.921
402	06	03	00	Tintas, pinturas y colorantes	5.057.244	0	0	0	0	5.057.244
402	06	04	00	Productos farmacéuticos y medicamentos	4.429.881	0	0	0	0	4.429.881
402	06	05	00	Productos de tocador	197.445	0	0	0	0	197.445
402	06	06	00	Combustibles y lubricantes	1.050.365	0	0	0	0	1.050.365
402	06	07	00	Productos diversos derivados del petróleo y del carbón	16.000	0	0	0	0	16.000
402	06	08	00	Productos plásticos	1.190.407	0	0	0	0	1.190.407
402	06	09	00	Mezclas explosivas	1.000	0	0	0	0	1.000
402	06	99	00	Otros productos de la industria química y conexos	1.053.715	0	0	0	0	1.053.715
402	07	00	00	Productos minerales no metálicos	325.714	0	0	0	0	325.714
402	07	01	00	Productos de barro, loza y porcelana	3.000	0	0	0	0	3.000
402	07	02	00	Vidrios y productos de vidrio	88.865	0	0	0	0	88.865
402	07	03	00	Productos de arcilla para construcción	116.290	0	0	0	0	116.290
402	07	04	00	Cemento, cal y yeso	66.809	0	0	0	0	66.809
402	07	99	00	Otros productos minerales no metálicos	50.750	0	0	0	0	50.750
402	08	00	00	Productos metálicos	5.218.437	0	0	0	0	5.218.437
402	08	01	00	Productos primarios de hierro y acero	98.643	0	0	0	0	98.643
402	08	02	00	Productos de metales no ferrosos	6.450	0	0	0	0	6.450
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	970.332	0	0	0	0	970.332
402	08	04	00	Productos metálicos estructurales	77.150	0	0	0	0	77.150
402	08	05	00	Materiales de orden público, seguridad y defensa	62.100	0	0	0	0	62.100

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	07	00	Material de señalamiento	7.967	0	0	0	0	7.967
402	08	08	00	Material de educación	1.000	0	0	0	0	1.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.664.805	0	0	0	0	3.664.805
402	08	10	00	Repuestos y accesorios para otros equipos	322.236	0	0	0	0	322.236
402	08	99	00	Otros productos metálicos	7.754	0	0	0	0	7.754
402	09	00	00	Productos de madera	185.390	0	0	0	0	185.390
402	09	01	00	Productos primarios de madera	87.071	0	0	0	0	87.071
402	09	02	00	Muebles y accesorios de madera para edificaciones	94.320	0	0	0	0	94.320
402	09	99	00	Otros productos de madera	3.999	0	0	0	0	3.999
402	10	00	00	Productos varios y útiles diversos	29.788.134	0	0	0	0	29.788.134
402	10	01	00	Artículos de deporte, recreación y juguetes	1.500.323	0	0	0	0	1.500.323
402	10	02	00	Materiales y útiles de limpieza y aseo	3.957.968	0	0	0	0	3.957.968
402	10	03	00	Utensilios de cocina y comedor	440.390	0	0	0	0	440.390
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.431.669	0	0	0	0	1.431.669
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.190.911	0	0	0	0	5.190.911
402	10	06	00	Condecoraciones, ofrendas y similares	370.362	0	0	0	0	370.362
402	10	07	00	Productos de seguridad en el trabajo	3.329.239	0	0	0	0	3.329.239
402	10	08	00	Materiales para equipos de computación	11.045.403	0	0	0	0	11.045.403
402	10	09	00	Especies timbradas y valores	1.950	0	0	0	0	1.950
402	10	10	00	Útiles religiosos	5.000	0	0	0	0	5.000
402	10	11	00	Materiales eléctricos	1.201.209	0	0	0	0	1.201.209
402	10	12	00	Materiales para instalaciones sanitarias	706.705	0	0	0	0	706.705
402	10	13	00	Materiales fotográficos	369.291	0	0	0	0	369.291
402	10	99	00	Otros productos y útiles diversos	237.714	0	0	0	0	237.714
402	99	00	00	Otros materiales y suministros	286.724	0	0	0	0	286.724
402	99	01	00	Otros materiales y suministros	286.724	0	0	0	0	286.724
403	**00**	**00**	**00**	**Servicios no personales**	**365.559.993**	**0**	**0**	**0**	**0**	**365.559.993**
403	01	00	00	Alquileres de inmuebles	1.054.046	0	0	0	0	1.054.046
403	01	01	00	Alquileres de edificios y locales	904.046	0	0	0	0	904.046
403	01	02	00	Alquileres de instalaciones culturales y recreativas	150.000	0	0	0	0	150.000
403	02	00	00	Alquileres de maquinaria y equipos	4.624.057	0	0	0	0	4.624.057

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.065.428	0	0	0	0	3.065.428
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	380.000	0	0	0	0	380.000
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	915.000	0	0	0	0	915.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	5.129	0	0	0	0	5.129
403	02	99	00	Alquileres de otras maquinaria y equipos	258.500	0	0	0	0	258.500
403	04	00	00	Servicios básicos	30.103.909	0	0	0	0	30.103.909
403	04	01	00	Electricidad	3.810.000	0	0	0	0	3.810.000
403	04	02	00	Gas	100.000	0	0	0	0	100.000
403	04	03	00	Agua	4.509.909	0	0	0	0	4.509.909
403	04	04	00	Teléfonos	16.968.000	0	0	0	0	16.968.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	16.968.000	0	0	0	0	16.968.000
403	04	05	00	Servicio de comunicaciones	900.000	0	0	0	0	900.000
403	04	06	00	Servicio de aseo urbano y domiciliario	1.816.000	0	0	0	0	1.816.000
403	04	07	00	Servicio de condominio	2.000.000	0	0	0	0	2.000.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	22.191	0	0	0	0	22.191
403	05	06	00	Servicio de administración, vigilancia y mantenimiento del servicio de aseo urbano y domiciliario	22.191	0	0	0	0	22.191
403	06	00	00	Servicios de transporte y almacenaje	491.414	0	0	0	0	491.414
403	06	01	00	Fletes y embalajes	266.663	0	0	0	0	266.663
403	06	02	00	Almacenaje	15.000	0	0	0	0	15.000
403	06	03	00	Estacionamiento	14.169	0	0	0	0	14.169
403	06	04	00	Peaje	12.199	0	0	0	0	12.199
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	183.383	0	0	0	0	183.383
403	07	00	00	Servicios de información, impresión y relaciones públicas	23.288.951	0	0	0	0	23.288.951
403	07	01	00	Publicidad y propaganda	18.616.597	0	0	0	0	18.616.597
403	07	02	00	Imprenta y reproducción	741.958	0	0	0	0	741.958
403	07	03	00	Relaciones sociales	3.593.414	0	0	0	0	3.593.414
403	07	04	00	Avisos	336.982	0	0	0	0	336.982
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	7.499.303	0	0	0	0	7.499.303
403	08	01	00	Primas y gastos de seguros	6.750.000	0	0	0	0	6.750.000
403	08	02	00	Comisiones y gastos bancarios	743.303	0	0	0	0	743.303
403	08	03	00	Comisiones y gastos de adquisición de seguros	6.000	0	0	0	0	6.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	00	00	Viáticos y pasajes	27.093.723	0	0	0	0	27.093.723
403	09	01	00	Viáticos y pasajes dentro del país	24.581.369	0	0	0	0	24.581.369
403	09	02	00	Viáticos y pasajes fuera del país	2.440.000	0	0	0	0	2.440.000
403	09	03	00	Asignación por kilómetros recorridos	72.354	0	0	0	0	72.354
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	7.356.227	0	0	0	0	7.356.227
403	10	01	00	Servicios jurídicos	21.599	0	0	0	0	21.599
403	10	02	00	Servicios de contabilidad y auditoría	16.181	0	0	0	0	16.181
403	10	03	00	Servicios de procesamiento de datos	400.000	0	0	0	0	400.000
403	10	07	00	Servicios de capacitación y adiestramiento	3.000.000	0	0	0	0	3.000.000
403	10	09	00	Servicios de lavandería y tintorería	52.000	0	0	0	0	52.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.080.000	0	0	0	0	1.080.000
403	10	99	00	Otros servicios profesionales y técnicos	2.786.447	0	0	0	0	2.786.447
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	53.719.977	0	0	0	0	53.719.977
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	100.000	0	0	0	0	100.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	30.263.536	0	0	0	0	30.263.536
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	674.641	0	0	0	0	674.641
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	2.763.814	0	0	0	0	2.763.814
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	19.682.455	0	0	0	0	19.682.455
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	235.531	0	0	0	0	235.531
403	12	00	00	Conservación y reparaciones menores de obras	64.220.074	0	0	0	0	64.220.074
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	64.115.074	0	0	0	0	64.115.074
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	105.000	0	0	0	0	105.000
403	15	00	00	Servicios fiscales	200.000	0	0	0	0	200.000
403	15	02	00	Tasas y otros derechos obligatorios	100.000	0	0	0	0	100.000
403	15	99	00	Otros servicios fiscales	100.000	0	0	0	0	100.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	73.608.589	0	0	0	0	73.608.589
403	16	01	00	Servicios de diversión, esparcimiento y culturales	73.608.589	0	0	0	0	73.608.589
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	306.153	0	0	0	0	306.153
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	306.153	0	0	0	0	306.153
403	18	00	00	Impuestos indirectos	69.123.778	0	0	0	0	69.123.778

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	01	00	Impuesto al valor agregado	69.103.778	0	0	0	0	69.103.778
403	18	99	00	Otros impuestos indirectos	20.000	0	0	0	0	20.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.000.000	0	0	0	0	2.000.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.000.000	0	0	0	0	2.000.000
403	99	00	00	Otros servicios no personales	847.601	0	0	0	0	847.601
403	99	01	00	Otros servicios no personales	847.601	0	0	0	0	847.601
404	**00**	**00**	**00**	**Activos reales**	**133.059.634**	**0**	**0**	**0**	**0**	**133.059.634**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	31.845.930	0	0	0	0	31.845.930
404	01	01	00	Repuestos mayores	4.356.570	0	0	0	0	4.356.570
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	3.956.570	0	0	0	0	3.956.570
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	400.000	0	0	0	0	400.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	27.489.360	0	0	0	0	27.489.360
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	21.739.360	0	0	0	0	21.739.360
404	01	02	03	Reparaciones, mejoras y adiciones mayores de equipos de comunicaciones y de señalamiento	350.000	0	0	0	0	350.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	5.400.000	0	0	0	0	5.400.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.934.336	0	0	0	0	4.934.336
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	550.230	0	0	0	0	550.230
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	35.880	0	0	0	0	35.880
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	105.750	0	0	0	0	105.750
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.414.026	0	0	0	0	3.414.026
404	03	06	00	Maquinaria y equipos de energía	828.450	0	0	0	0	828.450
404	04	00	00	Equipos de transporte, tracción y elevación	30.361.750	0	0	0	0	30.361.750
404	04	01	00	Vehículos automotores terrestres	30.100.000	0	0	0	0	30.100.000
404	04	05	00	Vehículos de tracción no motorizados	261.750	0	0	0	0	261.750
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.653.701	0	0	0	0	3.653.701
404	05	01	00	Equipos de telecomunicaciones	3.653.701	0	0	0	0	3.653.701
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	40.500	0	0	0	0	40.500
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	40.500	0	0	0	0	40.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.272.025	0	0	0	0	1.272.025
404	07	01	00	Equipos científicos y de laboratorio	117.000	0	0	0	0	117.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	02	00	Equipos de enseñanza, deporte y recreación	455.950	0	0	0	0	455.950
404	07	03	00	Obras de arte	249.750	0	0	0	0	249.750
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	188.325	0	0	0	0	188.325
404	07	06	00	Instrumentos musicales y equipos de audio	261.000	0	0	0	0	261.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	60.751.392	0	0	0	0	60.751.392
404	09	01	00	Mobiliario y equipos de oficina	31.897.636	0	0	0	0	31.897.636
404	09	02	00	Equipos de computación	4.234.156	0	0	0	0	4.234.156
404	09	03	00	Mobiliario y equipos de alojamiento	21.436.600	0	0	0	0	21.436.600
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.183.000	0	0	0	0	3.183.000
404	99	00	00	Otros activos reales	200.000	0	0	0	0	200.000
404	99	01	00	Otros activos reales	200.000	0	0	0	0	200.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**9.140.707.737**	**97.711.649**	**0**	**0**	**0**	**9.238.419.386**
407	01	00	00	Transferencias y donaciones corrientes internas	8.420.198.442	0	0	0	0	8.420.198.442
407	01	01	00	Transferencias corrientes internas al sector privado	767.513.991	0	0	0	0	767.513.991
407	01	01	01	Pensiones del personal empleado, obrero y militar	88.649.534	0	0	0	0	88.649.534
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	214.295.595	0	0	0	0	214.295.595
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.000.000	0	0	0	0	2.000.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.741.765	0	0	0	0	1.741.765
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	80.000.000	0	0	0	0	80.000.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	83.877.810	0	0	0	0	83.877.810
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	2.000.000	0	0	0	0	2.000.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	11.982.641	0	0	0	0	11.982.641
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	80.000.000	0	0	0	0	80.000.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	202.966.646	0	0	0	0	202.966.646
407	01	02	00	Donaciones corrientes internas al sector privado	829.793	0	0	0	0	829.793
407	01	02	01	Donaciones corrientes a personas	829.793	0	0	0	0	829.793
407	01	03	00	Transferencias corrientes internas al sector público	7.651.854.658	0	0	0	0	7.651.854.658
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.493.202.362	0	0	0	0	6.493.202.362
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	260.723.373	0	0	0	0	260.723.373
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	897.928.923	0	0	0	0	897.928.923

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	03	00	00	Transferencias y donaciones de capital internas	720.509.295	97.711.649	0	0	0	818.220.944
407	03	03	00	Transferencias de capital internas al sector público	720.509.295	97.711.649	0	0	0	818.220.944
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	628.510.905	97.711.649	0	0	0	726.222.554
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	49.738.202	0	0	0	0	49.738.202
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	42.260.188	0	0	0	0	42.260.188
411	**00**	**00**	**00**	**Disminución de pasivos**	**19.000.000**	**0**	**0**	**0**	**0**	**19.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	19.000.000	0	0	0	0	19.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	12.000.000	0	0	0	0	12.000.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	7.000.000	0	0	0	0	7.000.000
				Totales	**11.004.215.736**	**97.711.649**	**0**	**0**	**0**	**11.101.927.385**

36

Ministerio del Poder Popular para la Comunicación y la Información

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**723.747.966**	0	0	0	0	**723.747.966**
401	01	00	00	Sueldos, salarios y otras retribuciones	87.375.066	0	0	0	0	87.375.066
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	6.868.599	0	0	0	0	6.868.599
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	23.504.625	0	0	0	0	23.504.625
401	01	18	00	Remuneraciones al personal contratado	51.616.657	0	0	0	0	51.616.657
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	46.806.754	0	0	0	0	46.806.754
401	01	18	02	Remuneraciones por honorarios profesionales	4.809.903	0	0	0	0	4.809.903
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	3.481.600	0	0	0	0	3.481.600
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	59.374	0	0	0	0	59.374
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.844.211	0	0	0	0	1.844.211
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	7.062	0	0	0	0	7.062
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.321	0	0	0	0	5.321
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.741	0	0	0	0	1.741
401	03	00	00	Primas	130.107.130	0	0	0	0	130.107.130
401	03	08	00	Primas de profesionalización a empleados	458.795	0	0	0	0	458.795
401	03	09	00	Primas por antigüedad a empleados	1.783.079	0	0	0	0	1.783.079
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	15.861.774	0	0	0	0	15.861.774
401	03	16	00	Primas por mérito a obreros	184	0	0	0	0	184
401	03	21	00	Primas por antigüedad a obreros	4.833.549	0	0	0	0	4.833.549
401	03	22	00	Primas de profesionalización a obreros	179.970	0	0	0	0	179.970
401	03	40	00	Primas de profesionalización al personal contratado	2.462.639	0	0	0	0	2.462.639
401	03	41	00	Primas por antigüedad al personal contratado	8.477.451	0	0	0	0	8.477.451
401	03	47	00	Primas al personal de alto nivel y de dirección	585.961	0	0	0	0	585.961
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	27.284	0	0	0	0	27.284
401	03	96	00	Otras primas al personal contratado	71.053.266	0	0	0	0	71.053.266
401	03	97	00	Otras primas a empleados	7.607.151	0	0	0	0	7.607.151
401	03	98	00	Otras primas a obreros	16.776.027	0	0	0	0	16.776.027
401	04	00	00	Complementos de sueldos y salarios	66.294.828	0	0	0	0	66.294.828
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	74.764	0	0	0	0	74.764
401	04	02	00	Complemento a empleados por trabajo nocturno	85.439	0	0	0	0	85.439

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	05	00	Complemento a empleados por gastos de representación	2.560	0	0	0	0	2.560
401	04	06	00	Complemento a empleados por comisión de servicios	2.015.313	0	0	0	0	2.015.313
401	04	08	00	Bono compensatorio de alimentación a empleados	4.438.800	0	0	0	0	4.438.800
401	04	10	00	Complemento a empleados por días feriados	53.540	0	0	0	0	53.540
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	3.430.048	0	0	0	0	3.430.048
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.282.140	0	0	0	0	1.282.140
401	04	18	00	Bono compensatorio de alimentación a obreros	11.631.600	0	0	0	0	11.631.600
401	04	20	00	Complemento a obreros por días feriados	1.127.611	0	0	0	0	1.127.611
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	8.724.246	0	0	0	0	8.724.246
401	04	26	00	Bono compensatorio de alimentación al personal contratado	23.943.300	0	0	0	0	23.943.300
401	04	28	00	Complemento al personal contratado por días feriados	2.284.360	0	0	0	0	2.284.360
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	32.400	0	0	0	0	32.400
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.360.800	0	0	0	0	1.360.800
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	120.907	0	0	0	0	120.907
401	04	96	00	Otros complementos a empleados	257.000	0	0	0	0	257.000
401	04	97	00	Otros complementos a obreros	5.430.000	0	0	0	0	5.430.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	40.608.564	0	0	0	0	40.608.564
401	05	01	00	Aguinaldos a empleados	1.588.600	0	0	0	0	1.588.600
401	05	03	00	Bono vacacional a empleados	3.094.427	0	0	0	0	3.094.427
401	05	04	00	Aguinaldos a obreros	560.000	0	0	0	0	560.000
401	05	06	00	Bono vacacional a obreros	7.998.646	0	0	0	0	7.998.646
401	05	07	00	Aguinaldos al personal contratado	2.852.300	0	0	0	0	2.852.300
401	05	08	00	Bono vacacional al personal contratado	21.934.611	0	0	0	0	21.934.611
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	56.500	0	0	0	0	56.500
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.432.169	0	0	0	0	1.432.169
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.091.311	0	0	0	0	1.091.311
401	06	00	00	Aportes patronales y legales	36.770.471	0	0	0	0	36.770.471
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.100.645	0	0	0	0	2.100.645
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	674.283	0	0	0	0	674.283
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	466.813	0	0	0	0	466.813

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	509.517	0	0	0	0	509.517
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	4.552.913	0	0	0	0	4.552.913
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.461.429	0	0	0	0	1.461.429
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.011.760	0	0	0	0	1.011.760
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.134.485	0	0	0	0	1.134.485
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	12.911.339	0	0	0	0	12.911.339
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	3.214.968	0	0	0	0	3.214.968
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	2.869.190	0	0	0	0	2.869.190
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	30.336	0	0	0	0	30.336
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	11.129	0	0	0	0	11.129
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	7.419	0	0	0	0	7.419
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	7.705	0	0	0	0	7.705
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	934.208	0	0	0	0	934.208
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	299.870	0	0	0	0	299.870
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	220.478	0	0	0	0	220.478
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	207.603	0	0	0	0	207.603
401	06	95	00	Otros aportes legales por personal contratado	4.144.381	0	0	0	0	4.144.381
401	07	00	00	Asistencia socio-económica	306.753.187	0	0	0	0	306.753.187
401	07	01	00	Capacitación y adiestramiento a empleados	16.000	0	0	0	0	16.000
401	07	02	00	Becas a empleados	994.286	0	0	0	0	994.286
401	07	03	00	Ayudas por matrimonio a empleados	8.000	0	0	0	0	8.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	16.000	0	0	0	0	16.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.974.000	0	0	0	0	2.974.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.122.955	0	0	0	0	4.122.955
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	17.516.400	0	0	0	0	17.516.400
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.708.000	0	0	0	0	1.708.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.518.903	0	0	0	0	1.518.903
401	07	17	00	Capacitación y adiestramiento a obreros	48.000	0	0	0	0	48.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	18	00	Becas a obreros	6.122.857	0	0	0	0	6.122.857
401	07	19	00	Ayudas por matrimonio de obreros	24.000	0	0	0	0	24.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	24.000	0	0	0	0	24.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	8.894.500	0	0	0	0	8.894.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	8.768.571	0	0	0	0	8.768.571
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	54.889.600	0	0	0	0	54.889.600
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	6.044.000	0	0	0	0	6.044.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	4.626.496	0	0	0	0	4.626.496
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	24.500	0	0	0	0	24.500
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	58.528	0	0	0	0	58.528
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	190.400	0	0	0	0	190.400
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	8.000	0	0	0	0	8.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	16.000	0	0	0	0	16.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	16.000	0	0	0	0	16.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	1.420.500	0	0	0	0	1.420.500
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.863.905	0	0	0	0	1.863.905
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	12.892.800	0	0	0	0	12.892.800
401	07	74	00	Capacitación y adiestramiento al personal contratado	80.000	0	0	0	0	80.000
401	07	75	00	Becas al personal contratado	5.549.143	0	0	0	0	5.549.143
401	07	76	00	Ayudas por matrimonio al personal contratado	40.000	0	0	0	0	40.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	40.000	0	0	0	0	40.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	22.966.747	0	0	0	0	22.966.747
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	24.866.280	0	0	0	0	24.866.280
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	100.449.600	0	0	0	0	100.449.600
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	7.714.000	0	0	0	0	7.714.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	8.723.716	0	0	0	0	8.723.716
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	43.000	0	0	0	0	43.000
401	07	96	00	Otras subvenciones a empleados	133.000	0	0	0	0	133.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	97	00	Otras subvenciones a obreros	654.500	0	0	0	0	654.500
401	07	99	00	Otras subvenciones al personal contratado	686.000	0	0	0	0	686.000
401	08	00	00	Prestaciones sociales e indemnizaciones	55.831.658	0	0	0	0	55.831.658
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	6.145.640	0	0	0	0	6.145.640
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	12.819.705	0	0	0	0	12.819.705
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	34.247.004	0	0	0	0	34.247.004
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	75.133	0	0	0	0	75.133
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.544.176	0	0	0	0	2.544.176
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**88.115.714**	**0**	**0**	**0**	**0**	**88.115.714**
402	01	00	00	Productos alimenticios y agropecuarios	24.755.714	0	0	0	0	24.755.714
402	01	01	00	Alimentos y bebidas para personas	24.755.714	0	0	0	0	24.755.714
402	03	00	00	Textiles y vestuarios	1.350.000	0	0	0	0	1.350.000
402	03	01	00	Textiles	850.000	0	0	0	0	850.000
402	03	02	00	Prendas de vestir	500.000	0	0	0	0	500.000
402	04	00	00	Productos de cuero y caucho	1.000.000	0	0	0	0	1.000.000
402	04	03	00	Cauchos y tripas para vehículos	1.000.000	0	0	0	0	1.000.000
402	05	00	00	Productos de papel, cartón e impresos	10.200.000	0	0	0	0	10.200.000
402	05	01	00	Pulpa de madera, papel y cartón	4.000.000	0	0	0	0	4.000.000
402	05	03	00	Productos de papel y cartón para oficina	2.000.000	0	0	0	0	2.000.000
402	05	04	00	Libros, revistas y periódicos	2.200.000	0	0	0	0	2.200.000
402	05	99	00	Otros productos de pulpa, papel y cartón	2.000.000	0	0	0	0	2.000.000
402	06	00	00	Productos químicos y derivados	8.010.000	0	0	0	0	8.010.000
402	06	03	00	Tintas, pinturas y colorantes	3.500.000	0	0	0	0	3.500.000
402	06	04	00	Productos farmacéuticos y medicamentos	800.000	0	0	0	0	800.000
402	06	05	00	Productos de tocador	510.000	0	0	0	0	510.000
402	06	06	00	Combustibles y lubricantes	800.000	0	0	0	0	800.000
402	06	08	00	Productos plásticos	2.400.000	0	0	0	0	2.400.000
402	08	00	00	Productos metálicos	8.800.000	0	0	0	0	8.800.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.800.000	0	0	0	0	2.800.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.000.000	0	0	0	0	5.000.000
402	08	10	00	Repuestos y accesorios para otros equipos	1.000.000	0	0	0	0	1.000.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	00	00	Productos varios y útiles diversos	34.000.000	0	0	0	0	34.000.000
402	10	02	00	Materiales y útiles de limpieza y aseo	2.000.000	0	0	0	0	2.000.000
402	10	03	00	Utensilios de cocina y comedor	500.000	0	0	0	0	500.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.000.000	0	0	0	0	4.000.000
402	10	06	00	Condecoraciones, ofrendas y similares	500.000	0	0	0	0	500.000
402	10	07	00	Productos de seguridad en el trabajo	1.500.000	0	0	0	0	1.500.000
402	10	08	00	Materiales para equipos de computación	19.000.000	0	0	0	0	19.000.000
402	10	11	00	Materiales eléctricos	2.000.000	0	0	0	0	2.000.000
402	10	12	00	Materiales para instalaciones sanitarias	1.000.000	0	0	0	0	1.000.000
402	10	99	00	Otros productos y útiles diversos	3.500.000	0	0	0	0	3.500.000
403	**00**	**00**	**00**	**Servicios no personales**	**358.953.398**	**0**	**0**	**0**	**0**	**358.953.398**
403	02	00	00	Alquileres de maquinaria y equipos	5.050.000	0	0	0	0	5.050.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.400.000	0	0	0	0	3.400.000
403	02	99	00	Alquileres de otras maquinaria y equipos	1.650.000	0	0	0	0	1.650.000
403	03	00	00	Derechos sobre bienes intangibles	800.000	0	0	0	0	800.000
403	03	02	00	Derechos de autor	800.000	0	0	0	0	800.000
403	04	00	00	Servicios básicos	34.618.571	0	0	0	0	34.618.571
403	04	01	00	Electricidad	400.000	0	0	0	0	400.000
403	04	03	00	Agua	90.000	0	0	0	0	90.000
403	04	04	00	Teléfonos	15.000.000	0	0	0	0	15.000.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	6.000.000	0	0	0	0	6.000.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	9.000.000	0	0	0	0	9.000.000
403	04	05	00	Servicio de comunicaciones	18.928.571	0	0	0	0	18.928.571
403	04	06	00	Servicio de aseo urbano y domiciliario	100.000	0	0	0	0	100.000
403	04	07	00	Servicio de condominio	100.000	0	0	0	0	100.000
403	06	00	00	Servicios de transporte y almacenaje	502.000	0	0	0	0	502.000
403	06	01	00	Fletes y embalajes	100.000	0	0	0	0	100.000
403	06	03	00	Estacionamiento	2.000	0	0	0	0	2.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	400.000	0	0	0	0	400.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	137.609.554	0	0	0	0	137.609.554
403	07	01	00	Publicidad y propaganda	50.000.000	0	0	0	0	50.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	02	00	Imprenta y reproducción	85.609.554	0	0	0	0	85.609.554
403	07	03	00	Relaciones sociales	2.000.000	0	0	0	0	2.000.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	15.000.000	0	0	0	0	15.000.000
403	08	01	00	Primas y gastos de seguros	15.000.000	0	0	0	0	15.000.000
403	09	00	00	Viáticos y pasajes	43.722.929	0	0	0	0	43.722.929
403	09	01	00	Viáticos y pasajes dentro del país	33.722.929	0	0	0	0	33.722.929
403	09	02	00	Viáticos y pasajes fuera del país	10.000.000	0	0	0	0	10.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	50.043.750	0	0	0	0	50.043.750
403	10	07	00	Servicios de capacitación y adiestramiento	1.665.179	0	0	0	0	1.665.179
403	10	11	00	Servicios para la elaboración y suministro de comida	21.250.000	0	0	0	0	21.250.000
403	10	99	00	Otros servicios profesionales y técnicos	27.128.571	0	0	0	0	27.128.571
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.431.571	0	0	0	0	6.431.571
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.431.571	0	0	0	0	4.431.571
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.000.000	0	0	0	0	2.000.000
403	12	00	00	Conservación y reparaciones menores de obras	1.000.000	0	0	0	0	1.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.000.000	0	0	0	0	1.000.000
403	15	00	00	Servicios fiscales	106.000	0	0	0	0	106.000
403	15	02	00	Tasas y otros derechos obligatorios	106.000	0	0	0	0	106.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	15.750.000	0	0	0	0	15.750.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	15.750.000	0	0	0	0	15.750.000
403	18	00	00	Impuestos indirectos	46.722.370	0	0	0	0	46.722.370
403	18	01	00	Impuesto al valor agregado	46.722.370	0	0	0	0	46.722.370
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.596.653	0	0	0	0	1.596.653
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.596.653	0	0	0	0	1.596.653
404	**00**	**00**	**00**	**Activos reales**	**15.000.000**	**0**	**0**	**0**	**0**	**15.000.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	7.000.000	0	0	0	0	7.000.000
404	05	01	00	Equipos de telecomunicaciones	7.000.000	0	0	0	0	7.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	8.000.000	0	0	0	0	8.000.000
404	09	01	00	Mobiliario y equipos de oficina	3.000.000	0	0	0	0	3.000.000
404	09	02	00	Equipos de computación	4.000.000	0	0	0	0	4.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.000.000	0	0	0	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.012.093.527**	**0**	**0**	**0**	**0**	**4.012.093.527**
407	01	00	00	Transferencias y donaciones corrientes internas	4.012.093.527	0	0	0	0	4.012.093.527
407	01	01	00	Transferencias corrientes internas al sector privado	53.582.080	0	0	0	0	53.582.080
407	01	01	01	Pensiones del personal empleado, obrero y militar	3.225.585	0	0	0	0	3.225.585
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	8.946.527	0	0	0	0	8.946.527
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	580.606	0	0	0	0	580.606
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	8.432.000	0	0	0	0	8.432.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.549.000	0	0	0	0	1.549.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.611.362	0	0	0	0	1.611.362
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	24.752.000	0	0	0	0	24.752.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	4.485.000	0	0	0	0	4.485.000
407	01	02	00	Donaciones corrientes internas al sector privado	500.000	0	0	0	0	500.000
407	01	02	01	Donaciones corrientes a personas	500.000	0	0	0	0	500.000
407	01	03	00	Transferencias corrientes internas al sector público	3.958.011.447	0	0	0	0	3.958.011.447
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.064.228.761	0	0	0	0	1.064.228.761
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	2.893.782.686	0	0	0	0	2.893.782.686
411	**00**	**00**	**00**	**Disminución de pasivos**	**4.753.500**	**0**	**0**	**0**	**0**	**4.753.500**
411	11	00	00	Obligaciones de ejercicios anteriores	4.753.500	0	0	0	0	4.753.500
411	11	04	00	Compromisos pendientes de ejercicios anteriores	4.753.500	0	0	0	0	4.753.500
				Totales	**5.202.664.105**	**0**	**0**	**0**	**0**	**5.202.664.105**

37

Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**1.769.010.364**	0	0	0	0	**1.769.010.364**
401	01	00	00	Sueldos, salarios y otras retribuciones	139.258.258	0	0	0	0	139.258.258
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	47.802.909	0	0	0	0	47.802.909
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	41.217.810	0	0	0	0	41.217.810
401	01	12	00	Salarios a obreros en puestos no permanentes	9.083.273	0	0	0	0	9.083.273
401	01	18	00	Remuneraciones al personal contratado	28.843.233	0	0	0	0	28.843.233
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	21.514.701	0	0	0	0	21.514.701
401	01	18	02	Remuneraciones por honorarios profesionales	7.328.532	0	0	0	0	7.328.532
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	178.120	0	0	0	0	178.120
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.044.433	0	0	0	0	1.044.433
401	01	99	00	Otras retribuciones	11.088.480	0	0	0	0	11.088.480
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	33.942.819	0	0	0	0	33.942.819
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	12.938.471	0	0	0	0	12.938.471
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	21.004.348	0	0	0	0	21.004.348
401	03	00	00	Primas	138.225.166	0	0	0	0	138.225.166
401	03	01	00	Primas por mérito a empleados	8.888.511	0	0	0	0	8.888.511
401	03	02	00	Primas de transporte a empleados	15.563.280	0	0	0	0	15.563.280
401	03	03	00	Primas por hogar a empleados	12.777.256	0	0	0	0	12.777.256
401	03	04	00	Primas por hijos a empleados	5.092.472	0	0	0	0	5.092.472
401	03	08	00	Primas de profesionalización a empleados	9.722.975	0	0	0	0	9.722.975
401	03	09	00	Primas por antigüedad a empleados	14.465.393	0	0	0	0	14.465.393
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	10.374.400	0	0	0	0	10.374.400
401	03	16	00	Primas por mérito a obreros	442.440	0	0	0	0	442.440
401	03	17	00	Primas de transporte a obreros	11.074.400	0	0	0	0	11.074.400
401	03	18	00	Primas por hogar a obreros	5.295.000	0	0	0	0	5.295.000
401	03	19	00	Primas por hijos de obreros	700.860	0	0	0	0	700.860
401	03	21	00	Primas por antigüedad a obreros	13.357.820	0	0	0	0	13.357.820
401	03	22	00	Primas de profesionalización a obreros	554.484	0	0	0	0	554.484
401	03	37	00	Primas de transporte al personal contratado	5.656.500	0	0	0	0	5.656.500
401	03	38	00	Primas por hogar al personal contratado	3.132.000	0	0	0	0	3.132.000
401	03	39	00	Primas por hijos al personal contratado	319.040	0	0	0	0	319.040

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	40	00	Primas de profesionalización al personal contratado	158.988	0	0	0	0	158.988
401	03	41	00	Primas por antigüedad al personal contratado	2.338.740	0	0	0	0	2.338.740
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	290.712	0	0	0	0	290.712
401	03	47	00	Primas al personal de alto nivel y de dirección	914.712	0	0	0	0	914.712
401	03	95	00	Otras primas al personal de alto nivel y de dirección	827.712	0	0	0	0	827.712
401	03	97	00	Otras primas a empleados	16.277.471	0	0	0	0	16.277.471
401	04	00	00	Complementos de sueldos y salarios	590.261.153	0	0	0	0	590.261.153
401	04	06	00	Complemento a empleados por comisión de servicios	7.789.056	0	0	0	0	7.789.056
401	04	08	00	Bono compensatorio de alimentación a empleados	36.536.550	0	0	0	0	36.536.550
401	04	10	00	Complemento a empleados por días feriados	9.697.352	0	0	0	0	9.697.352
401	04	18	00	Bono compensatorio de alimentación a obreros	35.246.352	0	0	0	0	35.246.352
401	04	20	00	Complemento a obreros por días feriados	7.164.095	0	0	0	0	7.164.095
401	04	26	00	Bono compensatorio de alimentación al personal contratado	18.327.687	0	0	0	0	18.327.687
401	04	28	00	Complemento al personal contratado por días feriados	4.859.284	0	0	0	0	4.859.284
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	133.200	0	0	0	0	133.200
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	916.016	0	0	0	0	916.016
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	647.892	0	0	0	0	647.892
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	187.533	0	0	0	0	187.533
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	2.997.924	0	0	0	0	2.997.924
401	04	96	00	Otros complementos a empleados	209.052.069	0	0	0	0	209.052.069
401	04	97	00	Otros complementos a obreros	201.936.157	0	0	0	0	201.936.157
401	04	98	00	Otros complementos al personal contratado	54.769.986	0	0	0	0	54.769.986
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	38.247.193	0	0	0	0	38.247.193
401	05	01	00	Aguinaldos a empleados	3.448.108	0	0	0	0	3.448.108
401	05	03	00	Bono vacacional a empleados	17.478.769	0	0	0	0	17.478.769
401	05	06	00	Bono vacacional a obreros	9.769.774	0	0	0	0	9.769.774
401	05	07	00	Aguinaldos al personal contratado	1.631.639	0	0	0	0	1.631.639
401	05	08	00	Bono vacacional al personal contratado	4.124.726	0	0	0	0	4.124.726
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	72.930	0	0	0	0	72.930
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.226.743	0	0	0	0	1.226.743

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	494.504	0	0	0	0	494.504
401	06	00	00	Aportes patronales y legales	49.255.491	0	0	0	0	49.255.491
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	12.153.950	0	0	0	0	12.153.950
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.676.155	0	0	0	0	3.676.155
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.400.418	0	0	0	0	2.400.418
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	6.806.072	0	0	0	0	6.806.072
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	7.469.935	0	0	0	0	7.469.935
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	2.480.452	0	0	0	0	2.480.452
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.659.989	0	0	0	0	1.659.989
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	5.302.052	0	0	0	0	5.302.052
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	3.285.911	0	0	0	0	3.285.911
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.632.036	0	0	0	0	1.632.036
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	730.203	0	0	0	0	730.203
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	59.073	0	0	0	0	59.073
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	19.691	0	0	0	0	19.691
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	14.586	0	0	0	0	14.586
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	13.127	0	0	0	0	13.127
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	278.658	0	0	0	0	278.658
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	67.126	0	0	0	0	67.126
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	138.020	0	0	0	0	138.020
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	56.948	0	0	0	0	56.948
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	31.695	0	0	0	0	31.695
401	06	95	00	Otros aportes legales por personal contratado	979.394	0	0	0	0	979.394
401	07	00	00	Asistencia socio-económica	655.816.641	0	0	0	0	655.816.641
401	07	01	00	Capacitación y adiestramiento a empleados	1.300.000	0	0	0	0	1.300.000
401	07	02	00	Becas a empleados	5.309.184	0	0	0	0	5.309.184
401	07	03	00	Ayudas por matrimonio a empleados	182.000	0	0	0	0	182.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	80.000	0	0	0	0	80.000
401	07	05	00	Ayudas por defunción a empleados	26.252	0	0	0	0	26.252

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	12.038.200	0	0	0	0	12.038.200
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	18.378.672	0	0	0	0	18.378.672
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	134.165.224	0	0	0	0	134.165.224
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	867.000	0	0	0	0	867.000
401	07	10	00	Dotación de uniformes a empleados	20.110.000	0	0	0	0	20.110.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.292.067	0	0	0	0	3.292.067
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.000.000	0	0	0	0	1.000.000
401	07	17	00	Capacitación y adiestramiento a obreros	100.000	0	0	0	0	100.000
401	07	18	00	Becas a obreros	2.031.546	0	0	0	0	2.031.546
401	07	19	00	Ayudas por matrimonio de obreros	2.000	0	0	0	0	2.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	4.000	0	0	0	0	4.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	11.796.504	0	0	0	0	11.796.504
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	12.350.661	0	0	0	0	12.350.661
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	177.816.499	0	0	0	0	177.816.499
401	07	26	00	Dotación de uniformes a obreros	60.000.000	0	0	0	0	60.000.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	2.690.092	0	0	0	0	2.690.092
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	44.400	0	0	0	0	44.400
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	98.455	0	0	0	0	98.455
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	202.606	0	0	0	0	202.606
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	285.750	0	0	0	0	285.750
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	75.400	0	0	0	0	75.400
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	25.152	0	0	0	0	25.152
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	22.500	0	0	0	0	22.500
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	156.300	0	0	0	0	156.300
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	806.909	0	0	0	0	806.909
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	2.128.909	0	0	0	0	2.128.909
401	07	74	00	Capacitación y adiestramiento al personal contratado	100.000	0	0	0	0	100.000
401	07	75	00	Becas al personal contratado	1.211.058	0	0	0	0	1.211.058

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	76	00	Ayudas por matrimonio al personal contratado	3.000	0	0	0	0	3.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	3.000	0	0	0	0	3.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	5.714.502	0	0	0	0	5.714:502
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	5.572.148	0	0	0	0	5.572.148
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	121.679.193	0	0	0	0	121.679.193
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	80.000	0	0	0	0	80.000
401	07	83	00	Dotación de uniformes al personal contratado	38.610.096	0	0	0	0	38.610.096
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.993.362	0	0	0	0	1.993.362
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	84.000	0	0	0	0	84.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	480.000	0	0	0	0	480.000
401	07	96	00	Otras subvenciones a empleados	6.000.000	0	0	0	0	6.000.000
401	07	97	00	Otras subvenciones a obreros	3.900.000	0	0	0	0	3.900.000
401	07	99	00	Otras subvenciones al personal contratado	3.000.000	0	0	0	0	3.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	113.144.527	0	0	0	0	113.144.527
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	55.753.474	0	0	0	0	55.753.474
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	43.249.826	0	0	0	0	43.249.826
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	12.989.282	0	0	0	0	12.989.282
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	121.549	0	0	0	0	121.549
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.030.396	0	0	0	0	1.030.396
401	95	00	00	Otros gastos del personal de alto nivel y de dirección	1.000.000	0	0	0	0	1.000.000
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	1.000.000	0	0	0	0	1.000.000
401	96	00	00	Otros gastos del personal empleado	9.859.116	0	0	0	0	9.859.116
401	96	01	00	Otros gastos del personal empleado	9.859.116	0	0	0	0	9.859.116
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**488.911.791**	**0**	**0**	**0**	**0**	**488.911.791**
402	01	00	00	Productos alimenticios y agropecuarios	176.031.279	0	0	0	0	176.031.279
402	01	01	00	Alimentos y bebidas para personas	174.531.279	0	0	0	0	174.531.279
402	01	02	00	Alimentos para animales	500.000	0	0	0	0	500.000
402	01	03	00	Productos agrícolas y pecuarios	1.000.000	0	0	0	0	1.000.000
402	02	00	00	Productos de minas, canteras y yacimientos	1.500.000	0	0	0	0	1.500.000
402	02	02	00	Petróleo crudo y gas natural	600.000	0	0	0	0	600.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	02	04	00	Mineral no ferroso	400.000	0	0	0	0	400.000
402	02	05	00	Piedra, arcilla, arena y tierra	500.000	0	0	0	0	500.000
402	03	00	00	Textiles y vestuarios	17.184.921	0	0	0	0	17.184.921
402	03	01	00	Textiles	6.673.504	0	0	0	0	6.673.504
402	03	02	00	Prendas de vestir	10.361.237	0	0	0	0	10.361.237
402	03	03	00	Calzados	150.180	0	0	0	0	150.180
402	04	00	00	Productos de cuero y caucho	11.095.792	0	0	0	0	11.095.792
402	04	02	00	Productos de cuero y sucedáneos del cuero	1.019.750	0	0	0	0	1.019.750
402	04	03	00	Cauchos y tripas para vehículos	9.333.216	0	0	0	0	9.333.216
402	04	99	00	Otros productos de cuero y caucho	742.826	0	0	0	0	742.826
402	05	00	00	Productos de papel, cartón e impresos	48.314.966	0	0	0	0	48.314.966
402	05	01	00	Pulpa de madera, papel y cartón	10.859.628	0	0	0	0	10.859.628
402	05	02	00	Envases y cajas de papel y cartón	2.666.059	0	0	0	0	2.666.059
402	05	03	00	Productos de papel y cartón para oficina	25.759.203	0	0	0	0	25.759.203
402	05	04	00	Libros, revistas y periódicos	1.717.466	0	0	0	0	1.717.466
402	05	06	00	Productos de papel y cartón para computación	1.000	0	0	0	0	1.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.311.610	0	0	0	0	7.311.610
402	06	00	00	Productos químicos y derivados	36.981.089	0	0	0	0	36.981.089
402	06	01	00	Sustancias químicas y de uso industrial	945.000	0	0	0	0	945.000
402	06	02	00	Abonos, plaguicidas y otros	1.278.501	0	0	0	0	1.278.501
402	06	03	00	Tintas, pinturas y colorantes	14.712.354	0	0	0	0	14.712.354
402	06	04	00	Productos farmacéuticos y medicamentos	937.334	0	0	0	0	937.334
402	06	05	00	Productos de tocador	1.927.490	0	0	0	0	1.927.490
402	06	06	00	Combustibles y lubricantes	3.407.532	0	0	0	0	3.407.532
402	06	08	00	Productos plásticos	13.772.878	0	0	0	0	13.772.878
402	07	00	00	Productos minerales no metálicos	1.800.178	0	0	0	0	1.800.178
402	07	02	00	Vidrios y productos de vidrio	601.500	0	0	0	0	601.500
402	07	03	00	Productos de arcilla para construcción	600.000	0	0	0	0	600.000
402	07	04	00	Cemento, cal y yeso	598.678	0	0	0	0	598.678
402	08	00	00	Productos metálicos	38.572.660	0	0	0	0	38.572.660
402	08	01	00	Productos primarios de hierro y acero	706.382	0	0	0	0	706.382

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	02	00	Productos de metales no ferrosos	500.000	0	0	0	0	500.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.506.664	0	0	0	0	3.506.664
402	08	04	00	Productos metálicos estructurales	100.000	0	0	0	0	100.000
402	08	07	00	Material de señalamiento	100.000	0	0	0	0	100.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	31.808.474	0	0	0	0	31.808.474
402	08	10	00	Repuestos y accesorios para otros equipos	1.851.140	0	0	0	0	1.851.140
402	09	00	00	Productos de madera	1.872.616	0	0	0	0	1.872.616
402	09	01	00	Productos primarios de madera	1.872.616	0	0	0	0	1.872.616
402	10	00	00	Productos varios y útiles diversos	154.528.415	0	0	0	0	154.528.415
402	10	01	00	Artículos de deporte, recreación y juguetes	269.385	0	0	0	0	269.385
402	10	02	00	Materiales y útiles de limpieza y aseo	14.842.072	0	0	0	0	14.842.072
402	10	03	00	Utensilios de cocina y comedor	1.870.962	0	0	0	0	1.870.962
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	363.680	0	0	0	0	363.680
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	18.285.090	0	0	0	0	18.285.090
402	10	06	00	Condecoraciones, ofrendas y similares	3.692.675	0	0	0	0	3.692.675
402	10	07	00	Productos de seguridad en el trabajo	1.251.354	0	0	0	0	1.251.354
402	10	08	00	Materiales para equipos de computación	100.822.591	0	0	0	0	100.822.591
402	10	11	00	Materiales eléctricos	8.003.641	0	0	0	0	8.003.641
402	10	12	00	Materiales para instalaciones sanitarias	4.685.198	0	0	0	0	4.685.198
402	10	99	00	Otros productos y útiles diversos	441.767	0	0	0	0	441.767
402	99	00	00	Otros materiales y suministros	1.029.875	0	0	0	0	1.029.875
402	99	01	00	Otros materiales y suministros	1.029.875	0	0	0	0	1.029.875
403	**00**	**00**	**00**	**Servicios no personales**	**508.870.643**	**0**	**0**	**0**	**0**	**508.870.643**
403	02	00	00	Alquileres de maquinaria y equipos	210.000	0	0	0	0	210.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	10.000	0	0	0	0	10.000
403	02	99	00	Alquileres de otras maquinaria y equipos	200.000	0	0	0	0	200.000
403	04	00	00	Servicios básicos	45.309.795	0	0	0	0	45.309.795
403	04	01	00	Electricidad	3.073.849	0	0	0	0	3.073.849
403	04	02	00	Gas	19.993	0	0	0	0	19.993
403	04	03	00	Agua	6.670.813	0	0	0	0	6.670.813
403	04	04	00	Teléfonos	23.192.190	0	0	0	0	23.192.190

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	04	01	Servicios de telefonía prestados por organismos públicos	12.011.529	0	0	0	0	12.011.529
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	11.180.661	0	0	0	0	11.180.661
403	04	05	00	Servicio de comunicaciones	12.008.580	0	0	0	0	12.008.580
403	04	06	00	Servicio de aseo urbano y domiciliario	260.370	0	0	0	0	260.370
403	04	07	00	Servicio de condominio	84.000	0	0	0	0	84.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	14.000	0	0	0	0	14.000
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	14.000	0	0	0	0	14.000
403	06	00	00	Servicios de transporte y almacenaje	99.640	0	0	0	0	99.640
403	06	01	00	Fletes y embalajes	40.000	0	0	0	0	40.000
403	06	03	00	Estacionamiento	59.640	0	0	0	0	59.640
403	07	00	00	Servicios de información, impresión y relaciones públicas	14.966.749	0	0	0	0	14.966.749
403	07	01	00	Publicidad y propaganda	87.000	0	0	0	0	87.000
403	07	02	00	Imprenta y reproducción	5.070.718	0	0	0	0	5.070.718
403	07	03	00	Relaciones sociales	9.609.031	0	0	0	0	9.609.031
403	07	04	00	Avisos	200.000	0	0	0	0	200.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	15.841.560	0	0	0	0	15.841.560
403	08	01	00	Primas y gastos de seguros	15.772.680	0	0	0	0	15.772.680
403	08	02	00	Comisiones y gastos bancarios	68.880	0	0	0	0	68.880
403	09	00	00	Viáticos y pasajes	162.565.083	0	0	0	0	162.565.083
403	09	01	00	Viáticos y pasajes dentro del país	82.899.243	0	0	0	0	82.899.243
403	09	02	00	Viáticos y pasajes fuera del país	79.665.840	0	0	0	0	79.665.840
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	17.481.498	0	0	0	0	17.481.498
403	10	03	00	Servicios de procesamiento de datos	183.200	0	0	0	0	183.200
403	10	07	00	Servicios de capacitación y adiestramiento	3.115.614	0	0	0	0	3.115.614
403	10	09	00	Servicios de lavandería y tintorería	2.034.000	0	0	0	0	2.034.000
403	10	11	00	Servicios para la elaboración y suministro de comida	10.272.825	0	0	0	0	10.272.825
403	10	99	00	Otros servicios profesionales y técnicos	1.875.859	0	0	0	0	1.875.859
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	49.146.026	0	0	0	0	49.146.026
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	800.000	0	0	0	0	800.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	36.466.645	0	0	0	0	36.466.645
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	558.360	0	0	0	0	558.360

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	33.665	0	0	0	0	33.665
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	11.227.356	0	0	0	0	11.227.356
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	60.000	0	0	0	0	60.000
403	12	00	00	Conservación y reparaciones menores de obras	16.725.500	0	0	0	0	16.725.500
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	16.725.500	0	0	0	0	16.725.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	77.583.855	0	0	0	0	77.583.855
403	16	01	00	Servicios de diversión, esparcimiento y culturales	77.583.855	0	0	0	0	77.583.855
403	18	00	00	Impuestos indirectos	105.797.069	0	0	0	0	105.797.069
403	18	01	00	Impuesto al valor agregado	105.797.069	0	0	0	0	105.797.069
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.336.268	0	0	0	0	2.336.268
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.336.268	0	0	0	0	2.336.268
403	99	00	00	Otros servicios no personales	793.600	0	0	0	0	793.600
403	99	01	00	Otros servicios no personales	793.600	0	0	0	0	793.600
404	**00**	**00**	**00**	**Activos reales**	**88.853.782**	**0**	**0**	**0**	**0**	**88.853.782**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	6.600.000	0	0	0	0	6.600.000
404	01	01	00	Repuestos mayores	5.400.000	0	0	0	0	5.400.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	5.400.000	0	0	0	0	5.400.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	1.200.000	0	0	0	0	1.200.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	1.200.000	0	0	0	0	1.200.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	13.490.648	0	0	0	0	13.490.648
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	2.000.000	0	0	0	0	2.000.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	11.154.448	0	0	0	0	11.154.448
404	03	05	00	Maquinaria y equipos industriales y de taller	336.200	0	0	0	0	336.200
404	04	00	00	Equipos de transporte, tracción y elevación	5.370.000	0	0	0	0	5.370.000
404	04	01	00	Vehículos automotores terrestres	5.370.000	0	0	0	0	5.370.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.047.822	0	0	0	0	6.047.822
404	05	01	00	Equipos de telecomunicaciones	6.047.822	0	0	0	0	6.047.822
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	120.000	0	0	0	0	120.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	120.000	0	0	0	0	120.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.645.455	0	0	0	0	2.645.455

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.591.055	0	0	0	0	2.591.055
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	6.400	0	0	0	0	6.400
404	07	06	00	Instrumentos musicales y equipos de audio	48.000	0	0	0	0	48.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	53.721.490	0	0	0	0	53.721.490
404	09	01	00	Mobiliario y equipos de oficina	23.453.832	0	0	0	0	23.453.832
404	09	02	00	Equipos de computación	19.916.004	0	0	0	0	19.916.004
404	09	03	00	Mobiliario y equipos de alojamiento	10.351.654	0	0	0	0	10.351.654
404	11	00	00	Inmuebles, maquinaria y equipos usados	380.218	0	0	0	0	380.218
404	11	05	00	Adquisición de maquinaria y equipos usados	380.218	0	0	0	0	380.218
404	11	05	01	Maquinaria y demás equipos de construcción, campo, industria y taller	350.000	0	0	0	0	350.000
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	30.218	0	0	0	0	30.218
404	12	00	00	Activos intangibles	457.749	0	0	0	0	457.749
404	12	04	00	Paquetes y programas de computación	457.749	0	0	0	0	457.749
404	99	00	00	Otros activos reales	20.400	0	0	0	0	20.400
404	99	01	00	Otros activos reales	20.400	0	0	0	0	20.400
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**40.506.634**	**0**	**0**	**0**	**0**	**40.506.634**
406	01	00	00	Gastos de defensa y seguridad del Estado	40.506.634	0	0	0	0	40.506.634
406	01	01	00	Gastos de defensa y seguridad del Estado	40.506.634	0	0	0	0	40.506.634
407	**00**	**00**	**00**	**Transferencias y donaciones**	**19.101.226.471**	**316.954.109**	**0**	**0**	**0**	**19.418.180.580**
407	01	00	00	Transferencias y donaciones corrientes internas	19.101.226.471	0	0	0	0	19.101.226.471
407	01	01	00	Transferencias corrientes internas al sector privado	224.973.718	0	0	0	0	224.973.718
407	01	01	01	Pensiones del personal empleado, obrero y militar	12.903.501	0	0	0	0	12.903.501
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	26.386.639	0	0	0	0	26.386.639
407	01	01	03	Becas escolares	31.845.600	0	0	0	0	31.845.600
407	01	01	04	Becas universitarias en el país	12.888.000	0	0	0	0	12.888.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	3.223.531	0	0	0	0	3.223.531
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	30.645.447	0	0	0	0	30.645.447
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	16.169.344	0	0	0	0	16.169.344
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	7.083.326	0	0	0	0	7.083.326
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	51.475.062	0	0	0	0	51.475.062
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar	32.353.268	0	0	0	0	32.353.268

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				jubilado						
407	01	02	00	Donaciones corrientes internas al sector privado	405.483.618	0	0	0	0	405.483.618
407	01	02	01	Donaciones corrientes a personas	405.483.618	0	0	0	0	405.483.618
407	01	03	00	Transferencias corrientes internas al sector público	18.470.769.135	0	0	0	0	18.470.769.135
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	18.470.769.135	0	0	0	0	18.470.769.135
407	03	00	00	Transferencias y donaciones de capital internas	0	316.954.109	0	0	0	316.954.109
407	03	03	00	Transferencias de capital internas al sector público	0	316.954.109	0	0	0	316.954.109
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	316.954.109	0	0	0	316.954.109
				Totales	**21.997.379.685**	**316.954.109**	**0**	**0**	**0**	**22.314.333.794**

38
Consejo Moral Republicano

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO MORAL REPUBLICANO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**13.639.437**	0	0	0	0	**13.639.437**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.754.934	0	0	0	0	5.754.934
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.095.914	0	0	0	0	1.095.914
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	106.167	0	0	0	0	106.167
401	01	18	00	Remuneraciones al personal contratado	3.691.742	0	0	0	0	3.691.742
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	3.691.742	0	0	0	0	3.691.742
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	861.111	0	0	0	0	861.111
401	03	00	00	Primas	2.861.622	0	0	0	0	2.861.622
401	03	01	00	Primas por mérito a empleados	967.038	0	0	0	0	967.038
401	03	02	00	Primas de transporte a empleados	96.000	0	0	0	0	96.000
401	03	04	00	Primas por hijos a empleados	21.000	0	0	0	0	21.000
401	03	08	00	Primas de profesionalización a empleados	293.699	0	0	0	0	293.699
401	03	09	00	Primas por antigüedad a empleados	239.122	0	0	0	0	239.122
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	40.000	0	0	0	0	40.000
401	03	16	00	Primas por mérito a obreros	89.556	0	0	0	0	89.556
401	03	17	00	Primas de transporte a obreros	16.000	0	0	0	0	16.000
401	03	19	00	Primas por hijos de obreros	18.000	0	0	0	0	18.000
401	03	21	00	Primas por antigüedad a obreros	9.093	0	0	0	0	9.093
401	03	37	00	Primas de transporte al personal contratado	56.823	0	0	0	0	56.823
401	03	95	00	Otras primas al personal de alto nivel y de dirección	621.069	0	0	0	0	621.069
401	03	96	00	Otras primas al personal contratado	394.222	0	0	0	0	394.222
401	04	00	00	Complementos de sueldos y salarios	882.000	0	0	0	0	882.000
401	04	08	00	Bono compensatorio de alimentación a empleados	346.500	0	0	0	0	346.500
401	04	18	00	Bono compensatorio de alimentación a obreros	63.000	0	0	0	0	63.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	346.500	0	0	0	0	346.500
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	126.000	0	0	0	0	126.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.192.227	0	0	0	0	1.192.227
401	05	03	00	Bono vacacional a empleados	584.439	0	0	0	0	584.439
401	05	06	00	Bono vacacional a obreros	59.704	0	0	0	0	59.704
401	05	08	00	Bono vacacional al personal contratado	160.675	0	0	0	0	160.675
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	387.409	0	0	0	0	387.409

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO MORAL REPUBLICANO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	00	00	Aportes patronales y legales	575.949	0	0	0	0	575.949
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	167.372	0	0	0	0	167.372
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	15.704	0	0	0	0	15.704
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	37.193	0	0	0	0	37.193
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	32.235	0	0	0	0	32.235
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	15.500	0	0	0	0	15.500
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	15.702	0	0	0	0	15.702
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	3.445	0	0	0	0	3.445
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.985	0	0	0	0	2.985
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	78.066	0	0	0	0	78.066
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	22.612	0	0	0	0	22.612
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	17.349	0	0	0	0	17.349
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	107.493	0	0	0	0	107.493
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	15.703	0	0	0	0	15.703
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	20.703	0	0	0	0	20.703
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	23.887	0	0	0	0	23.887
401	07	00	00	Asistencia socio-económica	974.060	0	0	0	0	974.060
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	300.000	0	0	0	0	300.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	89.060	0	0	0	0	89.060
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	75.000	0	0	0	0	75.000
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	230.000	0	0	0	0	230.000
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	280.000	0	0	0	0	280.000
401	08	00	00	Prestaciones sociales e indemnizaciones	1.398.645	0	0	0	0	1.398.645
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	486.246	0	0	0	0	486.246
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	85.242	0	0	0	0	85.242
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	484.604	0	0	0	0	484.604
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	342.553	0	0	0	0	342.553
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.077.607**	0	0	0	0	**1.077.607**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO MORAL REPUBLICANO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	241.734	0	0	0	0	241.734
402	01	01	00	Alimentos y bebidas para personas	241.734	0	0	0	0	241.734
402	05	00	00	Productos de papel, cartón e impresos	180.000	0	0	0	0	180.000
402	05	03	00	Productos de papel y cartón para oficina	180.000	0	0	0	0	180.000
402	06	00	00	Productos químicos y derivados	395.873	0	0	0	0	395.873
402	06	03	00	Tintas, pinturas y colorantes	265.873	0	0	0	0	265.873
402	06	04	00	Productos farmacéuticos y medicamentos	50.000	0	0	0	0	50.000
402	06	08	00	Productos plásticos	80.000	0	0	0	0	80.000
402	10	00	00	Productos varios y útiles diversos	220.000	0	0	0	0	220.000
402	10	02	00	Materiales y útiles de limpieza y aseo	70.000	0	0	0	0	70.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	150.000	0	0	0	0	150.000
402	99	00	00	Otros materiales y suministros	40.000	0	0	0	0	40.000
402	99	01	00	Otros materiales y suministros	40.000	0	0	0	0	40.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.332.253**	**0**	**0**	**0**	**0**	**2.332.253**
403	04	00	00	Servicios básicos	324.000	0	0	0	0	324.000
403	04	04	00	Teléfonos	24.000	0	0	0	0	24.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	24.000	0	0	0	0	24.000
403	04	05	00	Servicio de comunicaciones	10.000	0	0	0	0	10.000
403	04	07	00	Servicio de condominio	290.000	0	0	0	0	290.000
403	06	00	00	Servicios de transporte y almacenaje	304.087	0	0	0	0	304.087
403	06	01	00	Fletes y embalajes	304.087	0	0	0	0	304.087
403	07	00	00	Servicios de información, impresión y relaciones públicas	420.000	0	0	0	0	420.000
403	07	02	00	Imprenta y reproducción	420.000	0	0	0	0	420.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.000	0	0	0	0	5.000
403	08	02	00	Comisiones y gastos bancarios	5.000	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	551.229	0	0	0	0	551.229
403	09	01	00	Viáticos y pasajes dentro del país	551.229	0	0	0	0	551.229
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	154.000	0	0	0	0	154.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	154.000	0	0	0	0	154.000
403	18	00	00	Impuestos indirectos	305.893	0	0	0	0	305.893
403	18	01	00	Impuesto al valor agregado	305.893	0	0	0	0	305.893

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO MORAL REPUBLICANO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	3.528	0	0	0	0	3.528
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	3.528	0	0	0	0	3.528
403	99	00	00	Otros servicios no personales	264.516	0	0	0	0	264.516
403	99	01	00	Otros servicios no personales	264.516	0	0	0	0	264.516
				Totales	**17.049.297**	**0**	**0**	**0**	**0**	**17.049.297**

39

Superintendencia Nacional de Auditoría Interna

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**58.254.357**	**0**	**0**	**0**	**0**	**58.254.357**
401	01	00	00	Sueldos, salarios y otras retribuciones	9.151.092	0	0	0	0	9.151.092
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	6.466.786	0	0	0	0	6.466.786
401	01	18	00	Remuneraciones al personal contratado	2.277.318	0	0	0	0	2.277.318
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	2.277.318	0	0	0	0	2.277.318
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	406.988	0	0	0	0	406.988
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.729.597	0	0	0	0	3.729.597
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.729.597	0	0	0	0	3.729.597
401	03	00	00	Primas	6.234.690	0	0	0	0	6.234.690
401	03	02	00	Primas de transporte a empleados	828.000	0	0	0	0	828.000
401	03	04	00	Primas por hijos a empleados	326.400	0	0	0	0	326.400
401	03	08	00	Primas de profesionalización a empleados	1.111.013	0	0	0	0	1.111.013
401	03	09	00	Primas por antigüedad a empleados	1.003.338	0	0	0	0	1.003.338
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.144.179	0	0	0	0	1.144.179
401	03	37	00	Primas de transporte al personal contratado	246.000	0	0	0	0	246.000
401	03	39	00	Primas por hijos al personal contratado	62.400	0	0	0	0	62.400
401	03	40	00	Primas de profesionalización al personal contratado	135.675	0	0	0	0	135.675
401	03	41	00	Primas por antigüedad al personal contratado	136.974	0	0	0	0	136.974
401	03	96	00	Otras primas al personal contratado	77.732	0	0	0	0	77.732
401	03	97	00	Otras primas a empleados	1.162.979	0	0	0	0	1.162.979
401	04	00	00	Complementos de sueldos y salarios	6.155.000	0	0	0	0	6.155.000
401	04	08	00	Bono compensatorio de alimentación a empleados	4.761.000	0	0	0	0	4.761.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.323.000	0	0	0	0	1.323.000
401	04	96	00	Otros complementos a empleados	71.000	0	0	0	0	71.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	8.307.586	0	0	0	0	8.307.586
401	05	01	00	Aguinaldos a empleados	5.105.473	0	0	0	0	5.105.473
401	05	03	00	Bono vacacional a empleados	2.221.064	0	0	0	0	2.221.064
401	05	07	00	Aguinaldos al personal contratado	747.309	0	0	0	0	747.309
401	05	08	00	Bono vacacional al personal contratado	148.951	0	0	0	0	148.951
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	84.789	0	0	0	0	84.789
401	06	00	00	Aportes patronales y legales	1.242.768	0	0	0	0	1.242.768

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	383.777	0	0	0	0	383.777
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	197.459	0	0	0	0	197.459
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	85.281	0	0	0	0	85.281
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	391.385	0	0	0	0	391.385
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	71.876	0	0	0	0	71.876
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	57.468	0	0	0	0	57.468
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	15.972	0	0	0	0	15.972
401	06	95	00	Otros aportes legales por personal contratado	39.550	0	0	0	0	39.550
401	07	00	00	Asistencia socio-económica	21.966.007	0	0	0	0	21.966.007
401	07	02	00	Becas a empleados	190.800	0	0	0	0	190.800
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.735.551	0	0	0	0	3.735.551
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	12.000.000	0	0	0	0	12.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.500.000	0	0	0	0	1.500.000
401	07	10	00	Dotación de uniformes a empleados	2.305.829	0	0	0	0	2.305.829
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	231.556	0	0	0	0	231.556
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.500.000	0	0	0	0	1.500.000
401	07	99	00	Otras subvenciones al personal contratado	502.271	0	0	0	0	502.271
401	08	00	00	Prestaciones sociales e indemnizaciones	1.467.617	0	0	0	0	1.467.617
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.307.760	0	0	0	0	1.307.760
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	159.857	0	0	0	0	159.857
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.497.667**	**0**	**0**	**0**	**0**	**5.497.667**
402	01	00	00	Productos alimenticios y agropecuarios	2.244.144	0	0	0	0	2.244.144
402	01	01	00	Alimentos y bebidas para personas	2.244.144	0	0	0	0	2.244.144
402	03	00	00	Textiles y vestuarios	140.000	0	0	0	0	140.000
402	03	02	00	Prendas de vestir	140.000	0	0	0	0	140.000
402	04	00	00	Productos de cuero y caucho	50.000	0	0	0	0	50.000
402	04	03	00	Cauchos y tripas para vehículos	50.000	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	1.427.649	0	0	0	0	1.427.649
402	05	01	00	Pulpa de madera, papel y cartón	130.000	0	0	0	0	130.000
402	05	03	00	Productos de papel y cartón para oficina	793.649	0	0	0	0	793.649

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	06	00	Productos de papel y cartón para computación	80.000	0	0	0	0	80.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	424.000	0	0	0	0	424.000
402	06	00	00	Productos químicos y derivados	886.507	0	0	0	0	886.507
402	06	03	00	Tintas, pinturas y colorantes	856.507	0	0	0	0	856.507
402	06	06	00	Combustibles y lubricantes	30.000	0	0	0	0	30.000
402	08	00	00	Productos metálicos	30.000	0	0	0	0	30.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	30.000	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	719.367	0	0	0	0	719.367
402	10	02	00	Materiales y útiles de limpieza y aseo	212.478	0	0	0	0	212.478
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	250.000	0	0	0	0	250.000
402	10	06	00	Condecoraciones, ofrendas y similares	105.000	0	0	0	0	105.000
402	10	08	00	Materiales para equipos de computación	151.889	0	0	0	0	151.889
403	**00**	**00**	**00**	**Servicios no personales**	**11.592.249**	**0**	**0**	**0**	**0**	**11.592.249**
403	01	00	00	Alquileres de inmuebles	5.426.890	0	0	0	0	5.426.890
403	01	01	00	Alquileres de edificios y locales	5.426.890	0	0	0	0	5.426.890
403	04	00	00	Servicios básicos	887.187	0	0	0	0	887.187
403	04	04	00	Teléfonos	105.000	0	0	0	0	105.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	67.500	0	0	0	0	67.500
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	37.500	0	0	0	0	37.500
403	04	05	00	Servicio de comunicaciones	105.000	0	0	0	0	105.000
403	04	07	00	Servicio de condominio	677.187	0	0	0	0	677.187
403	07	00	00	Servicios de información, impresión y relaciones públicas	111.507	0	0	0	0	111.507
403	07	02	00	Imprenta y reproducción	111.507	0	0	0	0	111.507
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	330.000	0	0	0	0	330.000
403	08	01	00	Primas y gastos de seguros	300.000	0	0	0	0	300.000
403	08	02	00	Comisiones y gastos bancarios	30.000	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	780.000	0	0	0	0	780.000
403	09	01	00	Viáticos y pasajes dentro del país	780.000	0	0	0	0	780.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	215.000	0	0	0	0	215.000
403	10	07	00	Servicios de capacitación y adiestramiento	100.000	0	0	0	0	100.000
403	10	11	00	Servicios para la elaboración y suministro de comida	115.000	0	0	0	0	115.000

RESUMEN INSTITUCIONAL

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	200.000	0	0	0	0	200.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	200.000	0	0	0	0	200.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.400.000	0	0	0	0	2.400.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.400.000	0	0	0	0	2.400.000
403	18	00	00	Impuestos indirectos	1.150.000	0	0	0	0	1.150.000
403	18	01	00	Impuesto al valor agregado	1.150.000	0	0	0	0	1.150.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	91.665	0	0	0	0	91.665
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	91.665	0	0	0	0	91.665
404	**00**	**00**	**00**	**Activos reales**	**803.022**	**0**	**0**	**0**	**0**	**803.022**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	803.022	0	0	0	0	803.022
404	09	02	00	Equipos de computación	803.022	0	0	0	0	803.022
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.512.526**	**0**	**0**	**0**	**0**	**1.512.526**
407	01	00	00	Transferencias y donaciones corrientes internas	1.371.526	0	0	0	0	1.371.526
407	01	01	00	Transferencias corrientes internas al sector privado	1.371.526	0	0	0	0	1.371.526
407	01	01	01	Pensiones del personal empleado, obrero y militar	267.180	0	0	0	0	267.180
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	601.156	0	0	0	0	601.156
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	89.060	0	0	0	0	89.060
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	71.248	0	0	0	0	71.248
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	200.385	0	0	0	0	200.385
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	142.497	0	0	0	0	142.497
407	02	00	00	Transferencias y donaciones corrientes al exterior	141.000	0	0	0	0	141.000
407	02	02	00	Donaciones corrientes al exterior	141.000	0	0	0	0	141.000
407	02	02	01	Donaciones corrientes a personas	141.000	0	0	0	0	141.000
				Totales	**77.659.821**	**0**	**0**	**0**	**0**	**77.659.821**

41
Ministerio del Poder Popular para la Alimentación

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**663.650.144**	0	0	0	0	**663.650.144**
401	01	00	00	Sueldos, salarios y otras retribuciones	144.025.685	0	0	0	0	144.025.685
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	81.901.922	0	0	0	0	81.901.922
401	01	09	00	Remuneraciones al personal en período de disponibilidad	150.000	0	0	0	0	150.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	16.365.521	0	0	0	0	16.365.521
401	01	18	00	Remuneraciones al personal contratado	32.868.305	0	0	0	0	32.868.305
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	29.268.305	0	0	0	0	29.268.305
401	01	18	02	Remuneraciones por honorarios profesionales	3.600.000	0	0	0	0	3.600.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	150.000	0	0	0	0	150.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	147.484	0	0	0	0	147.484
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	442.453	0	0	0	0	442.453
401	01	99	00	Otras retribuciones	12.000.000	0	0	0	0	12.000.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.000.000	0	0	0	0	2.000.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.000.000	0	0	0	0	1.000.000
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.000.000	0	0	0	0	1.000.000
401	03	00	00	Primas	103.550.525	0	0	0	0	103.550.525
401	03	02	00	Primas de transporte a empleados	17.184.000	0	0	0	0	17.184.000
401	03	04	00	Primas por hijos a empleados	3.046.800	0	0	0	0	3.046.800
401	03	08	00	Primas de profesionalización a empleados	8.170.863	0	0	0	0	8.170.863
401	03	09	00	Primas por antigüedad a empleados	6.928.020	0	0	0	0	6.928.020
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	6.613.155	0	0	0	0	6.613.155
401	03	17	00	Primas de transporte a obreros	3.663.000	0	0	0	0	3.663.000
401	03	19	00	Primas por hijos de obreros	732.600	0	0	0	0	732.600
401	03	21	00	Primas por antigüedad a obreros	1.601.800	0	0	0	0	1.601.800
401	03	22	00	Primas de profesionalización a obreros	714.885	0	0	0	0	714.885
401	03	37	00	Primas de transporte al personal contratado	6.660.000	0	0	0	0	6.660.000
401	03	39	00	Primas por hijos al personal contratado	1.332.000	0	0	0	0	1.332.000
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	101.421	0	0	0	0	101.421
401	03	47	00	Primas al personal de alto nivel y de dirección	208.621	0	0	0	0	208.621
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	115.440	0	0	0	0	115.440

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	95	00	Otras primas al personal de alto nivel y de dirección	346.320	0	0	0	0	346.320
401	03	96	00	Otras primas al personal contratado	11.100.000	0	0	0	0	11.100.000
401	03	97	00	Otras primas a empleados	28.926.600	0	0	0	0	28.926.600
401	03	98	00	Otras primas a obreros	6.105.000	0	0	0	0	6.105.000
401	04	00	00	Complementos de sueldos y salarios	77.532.400	0	0	0	0	77.532.400
401	04	06	00	Complemento a empleados por comisión de servicios	4.000.000	0	0	0	0	4.000.000
401	04	08	00	Bono compensatorio de alimentación a empleados	43.245.600	0	0	0	0	43.245.600
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.200.000	0	0	0	0	1.200.000
401	04	18	00	Bono compensatorio de alimentación a obreros	9.768.000	0	0	0	0	9.768.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	17.760.000	0	0	0	0	17.760.000
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	26.000	0	0	0	0	26.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	266.400	0	0	0	0	266.400
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	1.000.000	0	0	0	0	1.000.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	266.400	0	0	0	0	266.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	92.128.587	0	0	0	0	92.128.587
401	05	01	00	Aguinaldos a empleados	43.056.433	0	0	0	0	43.056.433
401	05	03	00	Bono vacacional a empleados	14.574.885	0	0	0	0	14.574.885
401	05	04	00	Aguinaldos a obreros	7.919.641	0	0	0	0	7.919.641
401	05	06	00	Bono vacacional a obreros	2.564.201	0	0	0	0	2.564.201
401	05	07	00	Aguinaldos al personal contratado	17.547.136	0	0	0	0	17.547.136
401	05	08	00	Bono vacacional al personal contratado	5.693.367	0	0	0	0	5.693.367
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	120.069	0	0	0	0	120.069
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	46.385	0	0	0	0	46.385
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	486.673	0	0	0	0	486.673
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	119.797	0	0	0	0	119.797
401	06	00	00	Aportes patronales y legales	33.470.598	0	0	0	0	33.470.598
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	11.805.657	0	0	0	0	11.805.657
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.935.219	0	0	0	0	3.935.219
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.623.479	0	0	0	0	2.623.479
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.976.046	0	0	0	0	2.976.046

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.077.003	0	0	0	0	2.077.003
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	692.334	0	0	0	0	692.334
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	461.556	0	0	0	0	461.556
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	461.556	0	0	0	0	461.556
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.611.627	0	0	0	0	4.611.627
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.024.806	0	0	0	0	1.024.806
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.024.806	0	0	0	0	1.024.806
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	37.572	0	0	0	0	37.572
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	12.524	0	0	0	0	12.524
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	8.349	0	0	0	0	8.349
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	8.349	0	0	0	0	8.349
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	97.035	0	0	0	0	97.035
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	32.345	0	0	0	0	32.345
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	21.563	0	0	0	0	21.563
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	21.563	0	0	0	0	21.563
401	06	95	00	Otros aportes legales por personal contratado	1.537.209	0	0	0	0	1.537.209
401	07	00	00	Asistencia socio-económica	163.975.208	0	0	0	0	163.975.208
401	07	02	00	Becas a empleados	1.500.000	0	0	0	0	1.500.000
401	07	03	00	Ayudas por matrimonio a empleados	37.000	0	0	0	0	37.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	37.000	0	0	0	0	37.000
401	07	05	00	Ayudas por defunción a empleados	37.000	0	0	0	0	37.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	370.000	0	0	0	0	370.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	19.676.095	0	0	0	0	19.676.095
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	34.503.677	0	0	0	0	34.503.677
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.572.500	0	0	0	0	1.572.500
401	07	10	00	Dotación de uniformes a empleados	18.307.800	0	0	0	0	18.307.800
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	5.106.000	0	0	0	0	5.106.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	684.500	0	0	0	0	684.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	18	00	Becas a obreros	1.500.000	0	0	0	0	1.500.000
401	07	19	00	Ayudas por matrimonio de obreros	37.000	0	0	0	0	37.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	18.500	0	0	0	0	18.500
401	07	21	00	Ayudas por defunción a obreros	18.500	0	0	0	0	18.500
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	370.000	0	0	0	0	370.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	3.461.671	0	0	0	0	3.461.671
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	18.020.833	0	0	0	0	18.020.833
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.665.000	0	0	0	0	1.665.000
401	07	26	00	Dotación de uniformes a obreros	7.495.200	0	0	0	0	7.495.200
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.998.000	0	0	0	0	1.998.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	647.500	0	0	0	0	647.500
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	62.620	0	0	0	0	62.620
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	220.000	0	0	0	0	220.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	9.250	0	0	0	0	9.250
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	9.250	0	0	0	0	9.250
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	9.250	0	0	0	0	9.250
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	370.000	0	0	0	0	370.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	161.725	0	0	0	0	161.725
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	318.750	0	0	0	0	318.750
401	07	75	00	Becas al personal contratado	1.500.000	0	0	0	0	1.500.000
401	07	76	00	Ayudas por matrimonio al personal contratado	37.000	0	0	0	0	37.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	37.000	0	0	0	0	37.000
401	07	78	00	Ayudas por defunción al personal contratado	37.000	0	0	0	0	37.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	370.000	0	0	0	0	370.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	7.686.046	0	0	0	0	7.686.046
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	22.089.041	0	0	0	0	22.089.041
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.572.500	0	0	0	0	1.572.500
401	07	83	00	Dotación de uniformes al personal contratado	8.352.000	0	0	0	0	8.352.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal	3.330.000	0	0	0	0	3.330.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				contratado						
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	740.000	0	0	0	0	740.000
401	08	00	00	Prestaciones sociales e indemnizaciones	46.967.141	0	0	0	0	46.967.141
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	28.704.289	0	0	0	0	28.704.289
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	5.279.760	0	0	0	0	5.279.760
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	11.698.090	0	0	0	0	11.698.090
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	960.553	0	0	0	0	960.553
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	324.449	0	0	0	0	324.449
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**423.542.049**	**0**	**0**	**0**	**0**	**423.542.049**
402	01	00	00	Productos alimenticios y agropecuarios	25.528.995	0	0	0	0	25.528.995
402	01	01	00	Alimentos y bebidas para personas	25.528.995	0	0	0	0	25.528.995
402	03	00	00	Textiles y vestuarios	2.000.000	0	0	0	0	2.000.000
402	03	01	00	Textiles	400.000	0	0	0	0	400.000
402	03	02	00	Prendas de vestir	750.000	0	0	0	0	750.000
402	03	03	00	Calzados	250.000	0	0	0	0	250.000
402	03	99	00	Otros productos textiles y vestuarios	600.000	0	0	0	0	600.000
402	04	00	00	Productos de cuero y caucho	9.500.000	0	0	0	0	9.500.000
402	04	03	00	Cauchos y tripas para vehículos	8.750.000	0	0	0	0	8.750.000
402	04	99	00	Otros productos de cuero y caucho	750.000	0	0	0	0	750.000
402	05	00	00	Productos de papel, cartón e impresos	192.148.268	0	0	0	0	192.148.268
402	05	01	00	Pulpa de madera, papel y cartón	13.288.390	0	0	0	0	13.288.390
402	05	02	00	Envases y cajas de papel y cartón	360.000	0	0	0	0	360.000
402	05	03	00	Productos de papel y cartón para oficina	176.697.438	0	0	0	0	176.697.438
402	05	04	00	Libros, revistas y periódicos	1.802.440	0	0	0	0	1.802.440
402	06	00	00	Productos químicos y derivados	20.486.522	0	0	0	0	20.486.522
402	06	03	00	Tintas, pinturas y colorantes	17.425.000	0	0	0	0	17.425.000
402	06	04	00	Productos farmacéuticos y medicamentos	259.318	0	0	0	0	259.318
402	06	05	00	Productos de tocador	106.505	0	0	0	0	106.505
402	06	06	00	Combustibles y lubricantes	1.176.409	0	0	0	0	1.176.409
402	06	08	00	Productos plásticos	1.519.290	0	0	0	0	1.519.290
402	07	00	00	Productos minerales no metálicos	11.900	0	0	0	0	11.900

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	01	00	Productos de barro, loza y porcelana	4.250	0	0	0	0	4.250
402	07	02	00	Vidrios y productos de vidrio	7.650	0	0	0	0	7.650
402	08	00	00	Productos metálicos	10.497.903	0	0	0	0	10.497.903
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	6.750.940	0	0	0	0	6.750.940
402	08	07	00	Material de señalamiento	300.000	0	0	0	0	300.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.446.963	0	0	0	0	3.446.963
402	10	00	00	Productos varios y útiles diversos	158.265.961	0	0	0	0	158.265.961
402	10	01	00	Artículos de deporte, recreación y juguetes	1.361.050	0	0	0	0	1.361.050
402	10	02	00	Materiales y útiles de limpieza y aseo	3.124.362	0	0	0	0	3.124.362
402	10	03	00	Utensilios de cocina y comedor	333.730	0	0	0	0	333.730
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	39.172.852	0	0	0	0	39.172.852
402	10	06	00	Condecoraciones, ofrendas y similares	973.660	0	0	0	0	973.660
402	10	07	00	Productos de seguridad en el trabajo	3.836.832	0	0	0	0	3.836.832
402	10	08	00	Materiales para equipos de computación	99.176.560	0	0	0	0	99.176.560
402	10	11	00	Materiales eléctricos	7.702.649	0	0	0	0	7.702.649
402	10	12	00	Materiales para instalaciones sanitarias	2.108.266	0	0	0	0	2.108.266
402	10	13	00	Materiales fotográficos	476.000	0	0	0	0	476.000
402	99	00	00	Otros materiales y suministros	5.102.500	0	0	0	0	5.102.500
402	99	01	00	Otros materiales y suministros	5.102.500	0	0	0	0	5.102.500
403	**00**	**00**	**00**	**Servicios no personales**	**551.948.140**	**0**	**0**	**0**	**0**	**551.948.140**
403	01	00	00	Alquileres de inmuebles	35.000	0	0	0	0	35.000
403	01	01	00	Alquileres de edificios y locales	35.000	0	0	0	0	35.000
403	02	00	00	Alquileres de maquinaria y equipos	90.000	0	0	0	0	90.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	30.000	0	0	0	0	30.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	15.000
403	02	99	00	Alquileres de otras maquinaria y equipos	45.000	0	0	0	0	45.000
403	03	00	00	Derechos sobre bienes intangibles	225.000	0	0	0	0	225.000
403	03	03	00	Paquetes y programas de computación	225.000	0	0	0	0	225.000
403	04	00	00	Servicios básicos	38.285.000	0	0	0	0	38.285.000
403	04	01	00	Electricidad	3.000.000	0	0	0	0	3.000.000
403	04	02	00	Gas	60.000	0	0	0	0	60.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	03	00	Agua	540.000	0	0	0	0	540.000
403	04	04	00	Teléfonos	9.360.000	0	0	0	0	9.360.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	3.860.000	0	0	0	0	3.860.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	5.500.000	0	0	0	0	5.500.000
403	04	05	00	Servicio de comunicaciones	22.920.000	0	0	0	0	22.920.000
403	04	06	00	Servicio de aseo urbano y domiciliario	2.400.000	0	0	0	0	2.400.000
403	04	07	00	Servicio de condominio	5.000	0	0	0	0	5.000
403	06	00	00	Servicios de transporte y almacenaje	300.000	0	0	0	0	300.000
403	06	01	00	Fletes y embalajes	150.000	0	0	0	0	150.000
403	06	02	00	Almacenaje	5.000	0	0	0	0	5.000
403	06	03	00	Estacionamiento	6.500	0	0	0	0	6.500
403	06	04	00	Peaje	3.500	0	0	0	0	3.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	135.000	0	0	0	0	135.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	35.600.000	0	0	0	0	35.600.000
403	07	01	00	Publicidad y propaganda	1.800.000	0	0	0	0	1.800.000
403	07	02	00	Imprenta y reproducción	4.800.000	0	0	0	0	4.800.000
403	07	03	00	Relaciones sociales	28.000.000	0	0	0	0	28.000.000
403	07	04	00	Avisos	1.000.000	0	0	0	0	1.000.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.325.000	0	0	0	0	1.325.000
403	08	01	00	Primas y gastos de seguros	1.300.000	0	0	0	0	1.300.000
403	08	02	00	Comisiones y gastos bancarios	15.000	0	0	0	0	15.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	10.000	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	18.300.000	0	0	0	0	18.300.000
403	09	01	00	Viáticos y pasajes dentro del país	16.500.000	0	0	0	0	16.500.000
403	09	02	00	Viáticos y pasajes fuera del país	1.800.000	0	0	0	0	1.800.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	17.356.000	0	0	0	0	17.356.000
403	10	01	00	Servicios jurídicos	6.000	0	0	0	0	6.000
403	10	03	00	Servicios de procesamiento de datos	9.672.000	0	0	0	0	9.672.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	35.000	0	0	0	0	35.000
403	10	07	00	Servicios de capacitación y adiestramiento	3.000.000	0	0	0	0	3.000.000
403	10	09	00	Servicios de lavandería y tintorería	18.000	0	0	0	0	18.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	11	00	Servicios para la elaboración y suministro de comida	5.000	0	0	0	0	5.000
403	10	99	00	Otros servicios profesionales y técnicos	4.620.000	0	0	0	0	4.620.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	98.700.000	0	0	0	0	98.700.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	59.600.000	0	0	0	0	59.600.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	2.000.000	0	0	0	0	2.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	36.200.000	0	0	0	0	36.200.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	900.000	0	0	0	0	900.000
403	12	00	00	Conservación y reparaciones menores de obras	126.207.742	0	0	0	0	126.207.742
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	125.400.000	0	0	0	0	125.400.000
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	807.742	0	0	0	0	807.742
403	15	00	00	Servicios fiscales	5.000	0	0	0	0	5.000
403	15	02	00	Tasas y otros derechos obligatorios	5.000	0	0	0	0	5.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	16.900.000	0	0	0	0	16.900.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	16.900.000	0	0	0	0	16.900.000
403	18	00	00	Impuestos indirectos	196.711.028	0	0	0	0	196.711.028
403	18	01	00	Impuesto al valor agregado	196.709.028	0	0	0	0	196.709.028
403	18	99	00	Otros impuestos indirectos	2.000	0	0	0	0	2.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.408.370	0	0	0	0	1.408.370
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.408.370	0	0	0	0	1.408.370
403	99	00	00	Otros servicios no personales	500.000	0	0	0	0	500.000
403	99	01	00	Otros servicios no personales	500.000	0	0	0	0	500.000
404	**00**	**00**	**00**	**Activos reales**	**796.041.910**	**0**	**0**	**0**	**0**	**796.041.910**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	91.009.000	0	0	0	0	91.009.000
404	01	01	00	Repuestos mayores	68.955.000	0	0	0	0	68.955.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	61.050.000	0	0	0	0	61.050.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	7.905.000	0	0	0	0	7.905.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	22.054.000	0	0	0	0	22.054.000
404	01	02	01	Reparaciones, mejoras y adiciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	5.364.000	0	0	0	0	5.364.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	14.040.000	0	0	0	0	14.040.000
404	01	02	03	Reparaciones, mejoras y adiciones mayores de equipos de comunicaciones y de señalamiento	900.000	0	0	0	0	900.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.750.000	0	0	0	0	1.750.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.895.000	0	0	0	0	1.895.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	600.000	0	0	0	0	600.000
404	03	06	00	Maquinaria y equipos de energía	1.295.000	0	0	0	0	1.295.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	164.053.600	0	0	0	0	164.053.600
404	05	01	00	Equipos de telecomunicaciones	162.353.600	0	0	0	0	162.353.600
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	1.700.000	0	0	0	0	1.700.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.920.000	0	0	0	0	1.920.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.920.000	0	0	0	0	1.920.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	532.891.910	0	0	0	0	532.891.910
404	09	01	00	Mobiliario y equipos de oficina	6.287.122	0	0	0	0	6.287.122
404	09	02	00	Equipos de computación	516.163.997	0	0	0	0	516.163.997
404	09	03	00	Mobiliario y equipos de alojamiento	10.412.618	0	0	0	0	10.412.618
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	28.173	0	0	0	0	28.173
404	12	00	00	Activos intangibles	4.272.400	0	0	0	0	4.272.400
404	12	04	00	Paquetes y programas de computación	3.872.400	0	0	0	0	3.872.400
404	12	05	00	Estudios y proyectos	400.000	0	0	0	0	400.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**19.059.891.735**	**0**	**0**	**0**	**0**	**19.059.891.735**
407	01	00	00	Transferencias y donaciones corrientes internas	18.748.411.344	0	0	0	0	18.748.411.344
407	01	01	00	Transferencias corrientes internas al sector privado	7.380.634	0	0	0	0	7.380.634
407	01	01	01	Pensiones del personal empleado, obrero y militar	964.322	0	0	0	0	964.322
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	2.252.899	0	0	0	0	2.252.899
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	261.170	0	0	0	0	261.170
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	144.648	0	0	0	0	144.648
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	787.500	0	0	0	0	787.500
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	240.000	0	0	0	0	240.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	610.160	0	0	0	0	610.160
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	337.935	0	0	0	0	337.935
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	1.782.000	0	0	0	0	1.782.000
407	01	02	00	Donaciones corrientes internas al sector privado	12.000.000	0	0	0	0	12.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	02	01	Donaciones corrientes a personas	12.000.000	0	0	0	0	12.000.000
407	01	03	00	Transferencias corrientes internas al sector público	18.729.030.710	0	0	0	0	18.729.030.710
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	9.448.109.207	0	0	0	0	9.448.109.207
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	9.280.921.503	0	0	0	0	9.280.921.503
407	02	00	00	Transferencias y donaciones corrientes al exterior	8.000.000	0	0	0	0	8.000.000
407	02	02	00	Donaciones corrientes al exterior	8.000.000	0	0	0	0	8.000.000
407	02	02	01	Donaciones corrientes a personas	8.000.000	0	0	0	0	8.000.000
407	03	00	00	Transferencias y donaciones de capital internas	303.480.391	0	0	0	0	303.480.391
407	03	03	00	Transferencias de capital internas al sector público	303.480.391	0	0	0	0	303.480.391
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	303.480.391	0	0	0	0	303.480.391
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.000.000**	**0**	**0**	**0**	**0**	**1.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	1.000.000	0	0	0	0	1.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.000.000	0	0	0	0	1.000.000
				Totales	**21.496.073.978**	**0**	**0**	**0**	**0**	**21.496.073.978**

44
Ministerio del Poder Popular para el Turismo

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**639.093.611**	**0**	**0**	**0**	**0**	**639.093.611**
401	01	00	00	Sueldos, salarios y otras retribuciones	74.743.710	0	0	0	0	74.743.710
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	21.159.018	0	0	0	0	21.159.018
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	16.993.131	0	0	0	0	16.993.131
401	01	18	00	Remuneraciones al personal contratado	36.235.321	0	0	0	0	36.235.321
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	30.835.321	0	0	0	0	30.835.321
401	01	18	02	Remuneraciones por honorarios profesionales	5.400.000	0	0	0	0	5.400.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	89.060	0	0	0	0	89.060
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	267.180	0	0	0	0	267.180
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	12.071.366	0	0	0	0	12.071.366
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	6.655.741	0	0	0	0	6.655.741
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	5.415.625	0	0	0	0	5.415.625
401	03	00	00	Primas	96.312.351	0	0	0	0	96.312.351
401	03	02	00	Primas de transporte a empleados	5.220.000	0	0	0	0	5.220.000
401	03	04	00	Primas por hijos a empleados	729.000	0	0	0	0	729.000
401	03	08	00	Primas de profesionalización a empleados	3.894.287	0	0	0	0	3.894.287
401	03	09	00	Primas por antigüedad a empleados	8.571.915	0	0	0	0	8.571.915
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.252.345	0	0	0	0	4.252.345
401	03	17	00	Primas de transporte a obreros	5.310.000	0	0	0	0	5.310.000
401	03	19	00	Primas por hijos de obreros	2.511.000	0	0	0	0	2.511.000
401	03	21	00	Primas por antigüedad a obreros	19.427.400	0	0	0	0	19.427.400
401	03	22	00	Primas de profesionalización a obreros	441.797	0	0	0	0	441.797
401	03	37	00	Primas de transporte al personal contratado	8.865.000	0	0	0	0	8.865.000
401	03	39	00	Primas por hijos al personal contratado	2.119.500	0	0	0	0	2.119.500
401	03	40	00	Primas de profesionalización al personal contratado	3.407.347	0	0	0	0	3.407.347
401	03	41	00	Primas por antigüedad al personal contratado	18.404.235	0	0	0	0	18.404.235
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	151.682	0	0	0	0	151.682
401	03	47	00	Primas al personal de alto nivel y de dirección	248.248	0	0	0	0	248.248
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	35.452	0	0	0	0	35.452
401	03	95	00	Otras primas al personal de alto nivel y de dirección	196.356	0	0	0	0	196.356

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	96	00	Otras primas al personal contratado	5.604.884	0	0	0	0	5.604.884
401	03	97	00	Otras primas a empleados	4.372.933	0	0	0	0	4.372.933
401	03	98	00	Otras primas a obreros	2.548.970	0	0	0	0	2.548.970
401	04	00	00	Complementos de sueldos y salarios	74.715.578	0	0	0	0	74.715.578
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	44.321	0	0	0	0	44.321
401	04	02	00	Complemento a empleados por trabajo nocturno	63.406	0	0	0	0	63.406
401	04	03	00	Complemento a empleados por gastos de alimentación	284.597	0	0	0	0	284.597
401	04	08	00	Bono compensatorio de alimentación a empleados	11.142.000	0	0	0	0	11.142.000
401	04	09	00	Bono compensatorio de transporte a empleados	171.000	0	0	0	0	171.000
401	04	10	00	Complemento a empleados por días feriados	22.160	0	0	0	0	22.160
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	822.913	0	0	0	0	822.913
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	584.808	0	0	0	0	584.808
401	04	18	00	Bono compensatorio de alimentación a obreros	11.328.000	0	0	0	0	11.328.000
401	04	19	00	Bono compensatorio de transporte a obreros	474.750	0	0	0	0	474.750
401	04	20	00	Complemento a obreros por días feriados	721.655	0	0	0	0	721.655
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.204.819	0	0	0	0	1.204.819
401	04	26	00	Bono compensatorio de alimentación al personal contratado	18.912.000	0	0	0	0	18.912.000
401	04	27	00	Bono compensatorio de transporte al personal contratado	409.500	0	0	0	0	409.500
401	04	28	00	Complemento al personal contratado por días feriados	759.264	0	0	0	0	759.264
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	48.000	0	0	0	0	48.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	72.000	0	0	0	0	72.000
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	30.000	0	0	0	0	30.000
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	72.000	0	0	0	0	72.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	216.000	0	0	0	0	216.000
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	90.000	0	0	0	0	90.000
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	26.718	0	0	0	0	26.718
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	80.147	0	0	0	0	80.147
401	04	96	00	Otros complementos a empleados	5.184.834	0	0	0	0	5.184.834
401	04	97	00	Otros complementos a obreros	7.042.083	0	0	0	0	7.042.083
401	04	98	00	Otros complementos al personal contratado	14.908.603	0	0	0	0	14.908.603

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	60.385.847	0	0	0	0	60.385.847
401	05	01	00	Aguinaldos a empleados	7.955.959	0	0	0	0	7.955.959
401	05	03	00	Bono vacacional a empleados	9.984.894	0	0	0	0	9.984.894
401	05	04	00	Aguinaldos a obreros	8.121.330	0	0	0	0	8.121.330
401	05	06	00	Bono vacacional a obreros	9.797.553	0	0	0	0	9.797.553
401	05	07	00	Aguinaldos al personal contratado	10.991.114	0	0	0	0	10.991.114
401	05	08	00	Bono vacacional al personal contratado	13.259.653	0	0	0	0	13.259.653
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	32.979	0	0	0	0	32.979
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	39.113	0	0	0	0	39.113
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	90.133	0	0	0	0	90.133
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	113.119	0	0	0	0	113.119
401	06	00	00	Aportes patronales y legales	26.381.254	0	0	0	0	26.381.254
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.564.583	0	0	0	0	4.564.583
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.004.142	0	0	0	0	1.004.142
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.014.352	0	0	0	0	1.014.352
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.014.352	0	0	0	0	1.014.352
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	4.682.528	0	0	0	0	4.682.528
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.228.007	0	0	0	0	1.228.007
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.040.562	0	0	0	0	1.040.562
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.040.562	0	0	0	0	1.040.562
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	6.337.164	0	0	0	0	6.337.164
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.408.259	0	0	0	0	1.408.259
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.408.259	0	0	0	0	1.408.259
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	33.637	0	0	0	0	33.637
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	2.931	0	0	0	0	2.931
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	25.913	0	0	0	0	25.913
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	7.475	0	0	0	0	7.475
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	91.933	0	0	0	0	91.933
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	8.793	0	0	0	0	8.793

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	17.706	0	0	0	0	17.706
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	20.429	0	0	0	0	20.429
401	06	95	00	Otros aportes legales por personal contratado	1.429.667	0	0	0	0	1.429.667
401	07	00	00	Asistencia socio-económica	249.524.776	0	0	0	0	249.524.776
401	07	01	00	Capacitación y adiestramiento a empleados	162.000	0	0	0	0	162.000
401	07	02	00	Becas a empleados	421.218	0	0	0	0	421.218
401	07	03	00	Ayudas por matrimonio a empleados	51.952	0	0	0	0	51.952
401	07	04	00	Ayudas por nacimiento de hijos a empleados	504.674	0	0	0	0	504.674
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	7.308.000	0	0	0	0	7.308.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	7.032.838	0	0	0	0	7.032.838
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	27.840.000	0	0	0	0	27.840.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	376.000	0	0	0	0	376.000
401	07	10	00	Dotación de uniformes a empleados	23.200.000	0	0	0	0	23.200.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	973.724	0	0	0	0	973.724
401	07	17	00	Capacitación y adiestramiento a obreros	220.679	0	0	0	0	220.679
401	07	18	00	Becas a obreros	1.254.480	0	0	0	0	1.254.480
401	07	19	00	Ayudas por matrimonio de obreros	59.373	0	0	0	0	59.373
401	07	20	00	Ayudas por nacimiento de hijos de obreros	415.614	0	0	0	0	415.614
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	6.608.000	0	0	0	0	6.608.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	7.214.562	0	0	0	0	7.214.562
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	28.320.000	0	0	0	0	28.320.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.040.000	0	0	0	0	1.040.000
401	07	26	00	Dotación de uniformes a obreros	23.600.000	0	0	0	0	23.600.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.424.963	0	0	0	0	1.424.963
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	42.000	0	0	0	0	42.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	38.869	0	0	0	0	38.869
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	120.000	0	0	0	0	120.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	126.000	0	0	0	0	126.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	106.233	0	0	0	0	106.233
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	360.000	0	0	0	0	360.000
401	07	74	00	Capacitación y adiestramiento al personal contratado	190.000	0	0	0	0	190.000
401	07	75	00	Becas al personal contratado	106.472	0	0	0	0	106.472
401	07	76	00	Ayudas por matrimonio al personal contratado	74.217	0	0	0	0	74.217
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	519.518	0	0	0	0	519.518
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	11.032.000	0	0	0	0	11.032.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	9.763.926	0	0	0	0	9.763.926
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	47.280.000	0	0	0	0	47.280.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	960.000	0	0	0	0	960.000
401	07	83	00	Dotación de uniformes al personal contratado	39.400.000	0	0	0	0	39.400.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.377.464	0	0	0	0	1.377.464
401	08	00	00	Prestaciones sociales e indemnizaciones	44.958.729	0	0	0	0	44.958.729
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	13.015.607	0	0	0	0	13.015.607
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	13.360.299	0	0	0	0	13.360.299
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	18.081.345	0	0	0	0	18.081.345
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	132.112	0	0	0	0	132.112
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	369.366	0	0	0	0	369.366
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**74.786.735**	**0**	**0**	**0**	**0**	**74.786.735**
402	01	00	00	Productos alimenticios y agropecuarios	30.670.403	0	0	0	0	30.670.403
402	01	01	00	Alimentos y bebidas para personas	30.221.109	0	0	0	0	30.221.109
402	01	02	00	Alimentos para animales	449.294	0	0	0	0	449.294
402	03	00	00	Textiles y vestuarios	950.000	0	0	0	0	950.000
402	03	02	00	Prendas de vestir	450.000	0	0	0	0	450.000
402	03	03	00	Calzados	500.000	0	0	0	0	500.000
402	04	00	00	Productos de cuero y caucho	5.600.000	0	0	0	0	5.600.000
402	04	03	00	Cauchos y tripas para vehículos	5.600.000	0	0	0	0	5.600.000
402	05	00	00	Productos de papel, cartón e impresos	9.423.500	0	0	0	0	9.423.500
402	05	01	00	Pulpa de madera, papel y cartón	5.000.000	0	0	0	0	5.000.000
402	05	02	00	Envases y cajas de papel y cartón	900.000	0	0	0	0	900.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	2.700.000	0	0	0	0	2.700.000
402	05	04	00	Libros, revistas y periódicos	370.000	0	0	0	0	370.000
402	05	06	00	Productos de papel y cartón para computación	350.000	0	0	0	0	350.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	103.500	0	0	0	0	103.500
402	06	00	00	Productos químicos y derivados	3.036.924	0	0	0	0	3.036.924
402	06	01	00	Sustancias químicas y de uso industrial	130.000	0	0	0	0	130.000
402	06	02	00	Abonos, plaguicidas y otros	70.000	0	0	0	0	70.000
402	06	03	00	Tintas, pinturas y colorantes	700.000	0	0	0	0	700.000
402	06	04	00	Productos farmacéuticos y medicamentos	356.424	0	0	0	0	356.424
402	06	05	00	Productos de tocador	226.500	0	0	0	0	226.500
402	06	06	00	Combustibles y lubricantes	654.000	0	0	0	0	654.000
402	06	08	00	Productos plásticos	900.000	0	0	0	0	900.000
402	08	00	00	Productos metálicos	7.250.000	0	0	0	0	7.250.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	750.000	0	0	0	0	750.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	6.500.000	0	0	0	0	6.500.000
402	10	00	00	Productos varios y útiles diversos	16.195.958	0	0	0	0	16.195.958
402	10	02	00	Materiales y útiles de limpieza y aseo	2.500.000	0	0	0	0	2.500.000
402	10	03	00	Utensilios de cocina y comedor	400.000	0	0	0	0	400.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.000.000	0	0	0	0	4.000.000
402	10	08	00	Materiales para equipos de computación	5.820.000	0	0	0	0	5.820.000
402	10	11	00	Materiales eléctricos	950.000	0	0	0	0	950.000
402	10	12	00	Materiales para instalaciones sanitarias	800.000	0	0	0	0	800.000
402	10	99	00	Otros productos y útiles diversos	1.725.958	0	0	0	0	1.725.958
402	99	00	00	Otros materiales y suministros	1.659.950	0	0	0	0	1.659.950
402	99	01	00	Otros materiales y suministros	1.659.950	0	0	0	0	1.659.950
403	**00**	**00**	**00**	**Servicios no personales**	**267.287.717**	**0**	**0**	**0**	**0**	**267.287.717**
403	01	00	00	Alquileres de inmuebles	9.900.000	0	0	0	0	9.900.000
403	01	01	00	Alquileres de edificios y locales	9.900.000	0	0	0	0	9.900.000
403	03	00	00	Derechos sobre bienes intangibles	30.000	0	0	0	0	30.000
403	03	03	00	Paquetes y programas de computación	30.000	0	0	0	0	30.000
403	04	00	00	Servicios básicos	16.350.000	0	0	0	0	16.350.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	01	00	Electricidad	1.550.000	0	0	0	0	1.550.000
403	04	03	00	Agua	4.350.000	0	0	0	0	4.350.000
403	04	04	00	Teléfonos	9.500.000	0	0	0	0	9.500.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	5.500.000	0	0	0	0	5.500.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	4.000.000	0	0	0	0	4.000.000
403	04	05	00	Servicio de comunicaciones	550.000	0	0	0	0	550.000
403	04	06	00	Servicio de aseo urbano y domiciliario	400.000	0	0	0	0	400.000
403	06	00	00	Servicios de transporte y almacenaje	762.339	0	0	0	0	762.339
403	06	01	00	Fletes y embalajes	29.026	0	0	0	0	29.026
403	06	04	00	Peaje	7.313	0	0	0	0	7.313
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	726.000	0	0	0	0	726.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.812.376	0	0	0	0	8.812.376
403	07	02	00	Imprenta y reproducción	4.431.620	0	0	0	0	4.431.620
403	07	03	00	Relaciones sociales	4.380.756	0	0	0	0	4.380.756
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.400.000	0	0	0	0	3.400.000
403	08	01	00	Primas y gastos de seguros	3.400.000	0	0	0	0	3.400.000
403	09	00	00	Viáticos y pasajes	40.809.647	0	0	0	0	40.809.647
403	09	01	00	Viáticos y pasajes dentro del país	34.809.647	0	0	0	0	34.809.647
403	09	02	00	Viáticos y pasajes fuera del país	6.000.000	0	0	0	0	6.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	81.244.723	0	0	0	0	81.244.723
403	10	04	00	Servicios de ingeniería y arquitectónicos	71.993.075	0	0	0	0	71.993.075
403	10	07	00	Servicios de capacitación y adiestramiento	1.631.648	0	0	0	0	1.631.648
403	10	09	00	Servicios de lavandería y tintorería	20.000	0	0	0	0	20.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.600.000	0	0	0	0	1.600.000
403	10	99	00	Otros servicios profesionales y técnicos	6.000.000	0	0	0	0	6.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	29.046.000	0	0	0	0	29.046.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.746.000	0	0	0	0	10.746.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.300.000	0	0	0	0	10.300.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	8.000.000	0	0	0	0	8.000.000
403	12	00	00	Conservación y reparaciones menores de obras	4.980.000	0	0	0	0	4.980.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.980.000	0	0	0	0	4.980.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	15	00	00	Servicios fiscales	106.432	0	0	0	0	106.432
403	15	02	00	Tasas y otros derechos obligatorios	106.432	0	0	0	0	106.432
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.723.000	0	0	0	0	2.723.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.723.000	0	0	0	0	2.723.000
403	18	00	00	Impuestos indirectos	65.918.360	0	0	0	0	65.918.360
403	18	01	00	Impuesto al valor agregado	65.918.360	0	0	0	0	65.918.360
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.671.440	0	0	0	0	2.671.440
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.671.440	0	0	0	0	2.671.440
403	99	00	00	Otros servicios no personales	533.400	0	0	0	0	533.400
403	99	01	00	Otros servicios no personales	533.400	0	0	0	0	533.400
404	**00**	**00**	**00**	**Activos reales**	**28.500.000**	**0**	**0**	**0**	**0**	**28.500.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	28.500.000	0	0	0	0	28.500.000
404	09	02	00	Equipos de computación	16.500.000	0	0	0	0	16.500.000
404	09	03	00	Mobiliario y equipos de alojamiento	12.000.000	0	0	0	0	12.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**237.844.819**	**0**	**0**	**0**	**0**	**237.844.819**
407	01	00	00	Transferencias y donaciones corrientes internas	233.137.952	0	0	0	0	233.137.952
407	01	01	00	Transferencias corrientes internas al sector privado	75.029.499	0	0	0	0	75.029.499
407	01	01	01	Pensiones del personal empleado, obrero y militar	4.834.406	0	0	0	0	4.834.406
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	13.698.512	0	0	0	0	13.698.512
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	851.287	0	0	0	0	851.287
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.113.603	0	0	0	0	1.113.603
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	5.760.000	0	0	0	0	5.760.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	6.852.195	0	0	0	0	6.852.195
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	2.438.631	0	0	0	0	2.438.631
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	3.241.503	0	0	0	0	3.241.503
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	17.520.000	0	0	0	0	17.520.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	18.719.362	0	0	0	0	18.719.362
407	01	02	00	Donaciones corrientes internas al sector privado	5.000.000	0	0	0	0	5.000.000
407	01	02	01	Donaciones corrientes a personas	5.000.000	0	0	0	0	5.000.000
407	01	03	00	Transferencias corrientes internas al sector público	153.108.453	0	0	0	0	153.108.453

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TURISMO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	153.108.453	0	0	0	0	153.108.453
407	02	00	00	Transferencias y donaciones corrientes al exterior	2.203.320	0	0	0	0	2.203.320
407	02	01	00	Transferencias corrientes al exterior	2.203.320	0	0	0	0	2.203.320
407	02	01	04	Transferencias corrientes a organismos internacionales	2.203.320	0	0	0	0	2.203.320
407	03	00	00	Transferencias y donaciones de capital internas	2.503.547	0	0	0	0	2.503.547
407	03	03	00	Transferencias de capital internas al sector público	2.503.547	0	0	0	0	2.503.547
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	2.503.547	0	0	0	0	2.503.547
408	**00**	**00**	**00**	**Otros gastos**	**200.000**	**0**	**0**	**0**	**0**	**200.000**
408	05	00	00	Obligaciones en el ejercicio vigente	200.000	0	0	0	0	200.000
408	05	03	00	Indemnizaciones diversas	200.000	0	0	0	0	200.000
				Totales	**1.247.712.882**	**0**	**0**	**0**	**0**	**1.247.712.882**

45
Ministerio del Poder Popular de Petróleo y Minería

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.141.289.686**	**0**	**0**	**0**	**0**	**2.141.289.686**
401	01	00	00	Sueldos, salarios y otras retribuciones	174.326.061	0	0	0	0	174.326.061
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	126.303.600	0	0	0	0	126.303.600
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	398.886	0	0	0	0	398.886
401	01	03	00	Suplencias a empleados	3.416.512	0	0	0	0	3.416.512
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	38.902.337	0	0	0	0	38.902.337
401	01	13	00	Suplencias a obreros	4.743.726	0	0	0	0	4.743.726
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	96.000	0	0	0	0	96.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	465.000	0	0	0	0	465.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	163.599.243	0	0	0	0	163.599.243
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	82.227.035	0	0	0	0	82.227.035
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	266.941	0	0	0	0	266.941
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	81.105.267	0	0	0	0	81.105.267
401	03	00	00	Primas	134.827.030	0	0	0	0	134.827.030
401	03	08	00	Primas de profesionalización a empleados	63.193.296	0	0	0	0	63.193.296
401	03	09	00	Primas por antigüedad a empleados	50.291.280	0	0	0	0	50.291.280
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.702.700	0	0	0	0	2.702.700
401	03	21	00	Primas por antigüedad a obreros	16.671.330	0	0	0	0	16.671.330
401	03	22	00	Primas de profesionalización a obreros	1.167.328	0	0	0	0	1.167.328
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	72.624	0	0	0	0	72.624
401	03	47	00	Primas al personal de alto nivel y de dirección	365.772	0	0	0	0	365.772
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	70.200	0	0	0	0	70.200
401	03	95	00	Otras primas al personal de alto nivel y de dirección	292.500	0	0	0	0	292.500
401	04	00	00	Complementos de sueldos y salarios	719.956.256	0	0	0	0	719.956.256
401	04	06	00	Complemento a empleados por comisión de servicios	636.347	0	0	0	0	636.347
401	04	08	00	Bono compensatorio de alimentación a empleados	93.197.122	0	0	0	0	93.197.122
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	23.717.433	0	0	0	0	23.717.433
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	284.833	0	0	0	0	284.833
401	04	17	00	Complemento a obreros por gastos de transporte	105.329	0	0	0	0	105.329
401	04	18	00	Bono compensatorio de alimentación a obreros	23.437.050	0	0	0	0	23.437.050

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	29.007	0	0	0	0	29.007
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	145.035	0	0	0	0	145.035
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	216.300	0	0	0	0	216.300
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.031.250	0	0	0	0	1.031.250
401	04	96	00	Otros complementos a empleados	398.095.540	0	0	0	0	398.095.540
401	04	97	00	Otros complementos a obreros	179.061.010	0	0	0	0	179.061.010
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	126.930.958	0	0	0	0	126.930.958
401	05	01	00	Aguinaldos a empleados	630.804	0	0	0	0	630.804
401	05	02	00	Utilidades legales y convencionales a empleados	687.107	0	0	0	0	687.107
401	05	03	00	Bono vacacional a empleados	92.747.386	0	0	0	0	92.747.386
401	05	06	00	Bono vacacional a obreros	32.865.661	0	0	0	0	32.865.661
401	06	00	00	Aportes patronales y legales	104.648.883	0	0	0	0	104.648.883
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	42.646.379	0	0	0	0	42.646.379
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	17.750.591	0	0	0	0	17.750.591
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	8.033.006	0	0	0	0	8.033.006
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	9.450.589	0	0	0	0	9.450.589
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	15.107.246	0	0	0	0	15.107.246
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	5.035.749	0	0	0	0	5.035.749
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.853.591	0	0	0	0	2.853.591
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.357.166	0	0	0	0	3.357.166
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	38.807	0	0	0	0	38.807
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	16.198	0	0	0	0	16.198
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	8.624	0	0	0	0	8.624
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	7.331	0	0	0	0	7.331
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	187.914	0	0	0	0	187.914
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	78.434	0	0	0	0	78.434
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	41.760	0	0	0	0	41.760
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	35.498	0	0	0	0	35.498
401	07	00	00	Asistencia socio-económica	502.069.272	0	0	0	0	502.069.272

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	01	00	Capacitación y adiestramiento a empleados	2.495.188	0	0	0	0	2.495.188
401	07	02	00	Becas a empleados	38.581.920	0	0	0	0	38.581.920
401	07	03	00	Ayudas por matrimonio a empleados	468.000	0	0	0	0	468.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	702.000	0	0	0	0	702.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	187.652.546	0	0	0	0	187.652.546
401	07	10	00	Dotación de uniformes a empleados	74.443.200	0	0	0	0	74.443.200
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	7.082.270	0	0	0	0	7.082.270
401	07	17	00	Capacitación y adiestramiento a obreros	389.024	0	0	0	0	389.024
401	07	18	00	Becas a obreros	21.986.640	0	0	0	0	21.986.640
401	07	19	00	Ayudas por matrimonio de obreros	312.000	0	0	0	0	312.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	585.000	0	0	0	0	585.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	65.897.084	0	0	0	0	65.897.084
401	07	26	00	Dotación de uniformes a obreros	56.839.100	0	0	0	0	56.839.100
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	5.446.993	0	0	0	0	5.446.993
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	827.906	0	0	0	0	827.906
401	07	96	00	Otras subvenciones a empleados	14.999.400	0	0	0	0	14.999.400
401	07	97	00	Otras subvenciones a obreros	23.361.001	0	0	0	0	23.361.001
401	08	00	00	Prestaciones sociales e indemnizaciones	214.931.983	0	0	0	0	214.931.983
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	130.169.132	0	0	0	0	130.169.132
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	83.775.318	0	0	0	0	83.775.318
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	987.533	0	0	0	0	987.533
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**230.753.214**	**0**	**0**	**0**	**0**	**230.753.214**
402	01	00	00	Productos alimenticios y agropecuarios	1.912.355	0	0	0	0	1.912.355
402	01	01	00	Alimentos y bebidas para personas	1.912.355	0	0	0	0	1.912.355
402	03	00	00	Textiles y vestuarios	6.252.851	0	0	0	0	6.252.851
402	03	01	00	Textiles	40.080	0	0	0	0	40.080
402	03	02	00	Prendas de vestir	5.843.171	0	0	0	0	5.843.171
402	03	03	00	Calzados	369.600	0	0	0	0	369.600
402	04	00	00	Productos de cuero y caucho	6.242.575	0	0	0	0	6.242.575
402	04	03	00	Cauchos y tripas para vehículos	6.242.575	0	0	0	0	6.242.575
402	05	00	00	Productos de papel, cartón e impresos	29.242.090	0	0	0	0	29.242.090

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	303.000	0	0	0	0	303.000
402	05	02	00	Envases y cajas de papel y cartón	101.233	0	0	0	0	101.233
402	05	03	00	Productos de papel y cartón para oficina	27.413.298	0	0	0	0	27.413.298
402	05	04	00	Libros, revistas y periódicos	716.078	0	0	0	0	716.078
402	05	06	00	Productos de papel y cartón para computación	209.181	0	0	0	0	209.181
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	480.000	0	0	0	0	480.000
402	05	99	00	Otros productos de pulpa, papel y cartón	19.300	0	0	0	0	19.300
402	06	00	00	Productos químicos y derivados	14.474.567	0	0	0	0	14.474.567
402	06	02	00	Abonos, plaguicidas y otros	64.734	0	0	0	0	64.734
402	06	03	00	Tintas, pinturas y colorantes	5.280.531	0	0	0	0	5.280.531
402	06	04	00	Productos farmacéuticos y medicamentos	5.513.092	0	0	0	0	5.513.092
402	06	05	00	Productos de tocador	67.503	0	0	0	0	67.503
402	06	06	00	Combustibles y lubricantes	1.134.032	0	0	0	0	1.134.032
402	06	08	00	Productos plásticos	2.414.675	0	0	0	0	2.414.675
402	07	00	00	Productos minerales no metálicos	61.060	0	0	0	0	61.060
402	07	04	00	Cemento, cal y yeso	61.060	0	0	0	0	61.060
402	08	00	00	Productos metálicos	14.712.301	0	0	0	0	14.712.301
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	9.181.533	0	0	0	0	9.181.533
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.530.768	0	0	0	0	5.530.768
402	09	00	00	Productos de madera	7.579	0	0	0	0	7.579
402	09	99	00	Otros productos de madera	7.579	0	0	0	0	7.579
402	10	00	00	Productos varios y útiles diversos	72.451.360	0	0	0	0	72.451.360
402	10	01	00	Artículos de deporte, recreación y juguetes	1.663.438	0	0	0	0	1.663.438
402	10	02	00	Materiales y útiles de limpieza y aseo	4.297.815	0	0	0	0	4.297.815
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.467.129	0	0	0	0	2.467.129
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.379.745	0	0	0	0	12.379.745
402	10	06	00	Condecoraciones, ofrendas y similares	375.000	0	0	0	0	375.000
402	10	07	00	Productos de seguridad en el trabajo	12.457.235	0	0	0	0	12.457.235
402	10	08	00	Materiales para equipos de computación	34.164.268	0	0	0	0	34.164.268
402	10	11	00	Materiales eléctricos	4.646.730	0	0	0	0	4.646.730
402	99	00	00	Otros materiales y suministros	85.396.476	0	0	0	0	85.396.476

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	99	01	00	Otros materiales y suministros	85.396.476	0	0	0	0	85.396.476
403	**00**	**00**	**00**	**Servicios no personales**	**270.890.345**	**0**	**0**	**0**	**0**	**270.890.345**
403	01	00	00	Alquileres de inmuebles	11.670.988	0	0	0	0	11.670.988
403	01	01	00	Alquileres de edificios y locales	11.670.988	0	0	0	0	11.670.988
403	04	00	00	Servicios básicos	11.507.680	0	0	0	0	11.507.680
403	04	01	00	Electricidad	832.000	0	0	0	0	832.000
403	04	03	00	Agua	360.000	0	0	0	0	360.000
403	04	04	00	Teléfonos	4.563.200	0	0	0	0	4.563.200
403	04	04	01	Servicios de telefonía prestados por organismos públicos	4.563.200	0	0	0	0	4.563.200
403	04	05	00	Servicio de comunicaciones	1.250.000	0	0	0	0	1.250.000
403	04	07	00	Servicio de condominio	4.502.480	0	0	0	0	4.502.480
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	7.500	0	0	0	0	7.500
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	7.500	0	0	0	0	7.500
403	06	00	00	Servicios de transporte y almacenaje	506.150	0	0	0	0	506.150
403	06	01	00	Fletes y embalajes	23.500	0	0	0	0	23.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	482.650	0	0	0	0	482.650
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.362.867	0	0	0	0	6.362.867
403	07	01	00	Publicidad y propaganda	650.001	0	0	0	0	650.001
403	07	02	00	Imprenta y reproducción	3.991.006	0	0	0	0	3.991.006
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	200.000
403	07	04	00	Avisos	1.521.860	0	0	0	0	1.521.860
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	20.762.088	0	0	0	0	20.762.088
403	08	01	00	Primas y gastos de seguros	20.760.000	0	0	0	0	20.760.000
403	08	02	00	Comisiones y gastos bancarios	2.088	0	0	0	0	2.088
403	09	00	00	Viáticos y pasajes	76.534.928	0	0	0	0	76.534.928
403	09	01	00	Viáticos y pasajes dentro del país	61.862.500	0	0	0	0	61.862.500
403	09	02	00	Viáticos y pasajes fuera del pais	14.672.428	0	0	0	0	14.672.428
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	20.392.431	0	0	0	0	20.392.431
403	10	03	00	Servicios de procesamiento de datos	25.430	0	0	0	0	25.430
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	3.504.000	0	0	0	0	3.504.000
403	10	07	00	Servicios de capacitación y adiestramiento	16.050.001	0	0	0	0	16.050.001

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	11	00	Servicios para la elaboración y suministro de comida	720.000	0	0	0	0	720.000
403	10	99	00	Otros servicios profesionales y técnicos	93.000	0	0	0	0	93.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	24.392.852	0	0	0	0	24.392.852
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	6.143.208	0	0	0	0	6.143.208
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	645.360	0	0	0	0	645.360
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	500.000	0	0	0	0	500.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	150.000	0	0	0	0	150.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	16.954.284	0	0	0	0	16.954.284
403	12	00	00	Conservación y reparaciones menores de obras	926.905	0	0	0	0	926.905
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	926.905	0	0	0	0	926.905
403	16	00	00	Servicios de diversión, esparcimiento y culturales	270.000	0	0	0	0	270.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	270.000	0	0	0	0	270.000
403	18	00	00	Impuestos indirectos	66.282.345	0	0	0	0	66.282.345
403	18	01	00	Impuesto al valor agregado	66.282.345	0	0	0	0	66.282.345
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	9.995.371	0	0	0	0	9.995.371
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	9.995.371	0	0	0	0	9.995.371
403	99	00	00	Otros servicios no personales	21.278.240	0	0	0	0	21.278.240
403	99	01	00	Otros servicios no personales	21.278.240	0	0	0	0	21.278.240
404	**00**	**00**	**00**	**Activos reales**	**119.533.980**	**0**	**0**	**0**	**0**	**119.533.980**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	18.915.761	0	0	0	0	18.915.761
404	01	01	00	Repuestos mayores	5.186.085	0	0	0	0	5.186.085
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	2.231.495	0	0	0	0	2.231.495
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	2.954.590	0	0	0	0	2.954.590
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	13.729.676	0	0	0	0	13.729.676
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	1.416.045	0	0	0	0	1.416.045
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	12.313.631	0	0	0	0	12.313.631
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.944.750	0	0	0	0	4.944.750
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	730.500	0	0	0	0	730.500
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	4.189.250	0	0	0	0	4.189.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	03	05	00	Maquinaria y equipos industriales y de taller	25.000	0	0	0	0	25.000
404	04	00	00	Equipos de transporte, tracción y elevación	3.077.000	0	0	0	0	3.077.000
404	04	01	00	Vehiculos automotores terrestres	3.000.000	0	0	0	0	3.000.000
404	04	05	00	Vehiculos de tracción no motorizados	77.000	0	0	0	0	77.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	7.497.191	0	0	0	0	7.497.191
404	05	01	00	Equipos de telecomunicaciones	5.311.733	0	0	0	0	5.311.733
404	05	02	00	Equipos de señalamiento	2.185.458	0	0	0	0	2.185.458
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.635.250	0	0	0	0	1.635.250
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.635.250	0	0	0	0	1.635.250
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	4.805.756	0	0	0	0	4.805.756
404	07	01	00	Equipos científicos y de laboratorio	4.023.381	0	0	0	0	4.023.381
404	07	02	00	Equipos de enseñanza, deporte y recreación	782.375	0	0	0	0	782.375
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	58.033.587	0	0	0	0	58.033.587
404	09	01	00	Mobiliario y equipos de oficina	8.007.606	0	0	0	0	8.007.606
404	09	02	00	Equipos de computación	34.714.321	0	0	0	0	34.714.321
404	09	03	00	Mobiliario y equipos de alojamiento	15.251.660	0	0	0	0	15.251.660
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	60.000	0	0	0	0	60.000
404	12	00	00	Activos intangibles	506.870	0	0	0	0	506.870
404	12	04	00	Paquetes y programas de computación	506.870	0	0	0	0	506.870
404	99	00	00	Otros activos reales	20.117.815	0	0	0	0	20.117.815
404	99	01	00	Otros activos reales	20.117.815	0	0	0	0	20.117.815
407	**00**	**00**	**00**	**Transferencias y donaciones**	**974.263.400**	**0**	**0**	**0**	**0**	**974.263.400**
407	01	00	00	Transferencias y donaciones corrientes internas	974.263.400	0	0	0	0	974.263.400
407	01	01	00	Transferencias corrientes internas al sector privado	430.458.085	0	0	0	0	430.458.085
407	01	01	01	Pensiones del personal empleado, obrero y militar	22.606.596	0	0	0	0	22.606.596
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	64.404.402	0	0	0	0	64.404.402
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	9.930.888	0	0	0	0	9.930.888
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	86.259.909	0	0	0	0	86.259.909
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	27.705.268	0	0	0	0	27.705.268
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	219.551.022	0	0	0	0	219.551.022
407	01	03	00	Transferencias corrientes internas al sector público	543.805.315	0	0	0	0	543.805.315

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	543.805.315	0	0	0	0	543.805.315
411	**00**	**00**	**00**	**Disminución de pasivos**	**408.449**	**0**	**0**	**0**	**0**	**408.449**
411	11	00	00	Obligaciones de ejercicios anteriores	408.449	0	0	0	0	408.449
411	11	04	00	Compromisos pendientes de ejercicios anteriores	408.449	0	0	0	0	408.449
				Totales	**3.737.139.074**	**0**	**0**	**0**	**0**	**3.737.139.074**

46
Ministerio del Poder Popular para la Cultura

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**728.371.823**	0	0	0	0	**728.371.823**
401	01	00	00	Sueldos, salarios y otras retribuciones	115.768.384	0	0	0	0	115.768.384
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	8.997.654	0	0	0	0	8.997.654
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	14.944.639	0	0	0	0	14.944.639
401	01	18	00	Remuneraciones al personal contratado	78.381.314	0	0	0	0	78.381.314
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	64.302.654	0	0	0	0	64.302.654
401	01	18	02	Remuneraciones por honorarios profesionales	14.078.660	0	0	0	0	14.078.660
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.441.661	0	0	0	0	1.441.661
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	66.795	0	0	0	0	66.795
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	10.004.418	0	0	0	0	10.004.418
401	01	99	00	Otras retribuciones	1.931.903	0	0	0	0	1.931.903
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	17.141.860	0	0	0	0	17.141.860
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.764.276	0	0	0	0	5.764.276
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	11.377.584	0	0	0	0	11.377.584
401	03	00	00	Primas	51.951.405	0	0	0	0	51.951.405
401	03	02	00	Primas de transporte a empleados	1.422.720	0	0	0	0	1.422.720
401	03	04	00	Primas por hijos a empleados	35.100	0	0	0	0	35.100
401	03	08	00	Primas de profesionalización a empleados	1.042.804	0	0	0	0	1.042.804
401	03	09	00	Primas por antigüedad a empleados	897.202	0	0	0	0	897.202
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.694.508	0	0	0	0	3.694.508
401	03	17	00	Primas de transporte a obreros	2.954.880	0	0	0	0	2.954.880
401	03	19	00	Primas por hijos de obreros	1.117.800	0	0	0	0	1.117.800
401	03	21	00	Primas por antigüedad a obreros	1.930.500	0	0	0	0	1.930.500
401	03	22	00	Primas de profesionalización a obreros	92.157	0	0	0	0	92.157
401	03	37	00	Primas de transporte al personal contratado	11.816.948	0	0	0	0	11.816.948
401	03	39	00	Primas por hijos al personal contratado	1.472.400	0	0	0	0	1.472.400
401	03	40	00	Primas de profesionalización al personal contratado	6.092.708	0	0	0	0	6.092.708
401	03	41	00	Primas por antigüedad al personal contratado	7.100.800	0	0	0	0	7.100.800
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	88.775	0	0	0	0	88.775
401	03	47	00	Primas al personal de alto nivel y de dirección	9.017.703	0	0	0	0	9.017.703

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	86.580	0	0	0	0	86.580
401	03	95	00	Otras primas al personal de alto nivel y de dirección	3.087.820	0	0	0	0	3.087.820
401	04	00	00	Complementos de sueldos y salarios	56.192.224	0	0	0	0	56.192.224
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	330.572	0	0	0	0	330.572
401	04	06	00	Complemento a empleados por comisión de servicios	526.649	0	0	0	0	526.649
401	04	08	00	Bono compensatorio de alimentación a empleados	3.574.125	0	0	0	0	3.574.125
401	04	09	00	Bono compensatorio de transporte a empleados	287.280	0	0	0	0	287.280
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.520.923	0	0	0	0	1.520.923
401	04	18	00	Bono compensatorio de alimentación a obreros	6.723.750	0	0	0	0	6.723.750
401	04	19	00	Bono compensatorio de transporte a obreros	63.840	0	0	0	0	63.840
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	4.030.159	0	0	0	0	4.030.159
401	04	26	00	Bono compensatorio de alimentación al personal contratado	28.826.326	0	0	0	0	28.826.326
401	04	27	00	Bono compensatorio de transporte al personal contratado	1.292.000	0	0	0	0	1.292.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	30.375	0	0	0	0	30.375
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	10.640	0	0	0	0	10.640
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	4.552.500	0	0	0	0	4.552.500
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	2.250	0	0	0	0	2.250
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	345.250	0	0	0	0	345.250
401	04	96	00	Otros complementos a empleados	974.549	0	0	0	0	974.549
401	04	97	00	Otros complementos a obreros	660.286	0	0	0	0	660.286
401	04	98	00	Otros complementos al personal contratado	2.440.750	0	0	0	0	2.440.750
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	69.261.975	0	0	0	0	69.261.975
401	05	01	00	Aguinaldos a empleados	4.050.382	0	0	0	0	4.050.382
401	05	03	00	Bono vacacional a empleados	2.254.780	0	0	0	0	2.254.780
401	05	04	00	Aguinaldos a obreros	8.505.981	0	0	0	0	8.505.981
401	05	06	00	Bono vacacional a obreros	3.219.635	0	0	0	0	3.219.635
401	05	07	00	Aguinaldos al personal contratado	30.543.292	0	0	0	0	30.543.292
401	05	08	00	Bono vacacional al personal contratado	9.751.290	0	0	0	0	9.751.290
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	35.074	0	0	0	0	35.074
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	77.942	0	0	0	0	77.942

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	8.148.166	0	0	0	0	8.148.166
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	2.675.433	0	0	0	0	2.675.433
401	06	00	00	Aportes patronales y legales	25.672.103	0	0	0	0	25.672.103
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.883.073	0	0	0	0	1.883.073
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	657.912	0	0	0	0	657.912
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	418.461	0	0	0	0	418.461
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	473.510	0	0	0	0	473.510
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.708.209	0	0	0	0	2.708.209
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	971.969	0	0	0	0	971.969
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	601.824	0	0	0	0	601.824
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	657.453	0	0	0	0	657.453
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	8.256.541	0	0	0	0	8.256.541
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.824.857	0	0	0	0	1.824.857
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.967.941	0	0	0	0	1.967.941
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	19.668	0	0	0	0	19.668
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	7.102	0	0	0	0	7.102
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	4.735	0	0	0	0	4.735
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.858.925	0	0	0	0	2.858.925
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	1.031.147	0	0	0	0	1.031.147
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	636.719	0	0	0	0	636.719
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	687.686	0	0	0	0	687.686
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	4.371	0	0	0	0	4.371
401	07	00	00	Asistencia socio-económica	341.868.393	0	0	0	0	341.868.393
401	07	03	00	Ayudas por matrimonio a empleados	14.375	0	0	0	0	14.375
401	07	04	00	Ayudas por nacimiento de hijos a empleados	24.000	0	0	0	0	24.000
401	07	05	00	Ayudas por defunción a empleados	39.000	0	0	0	0	39.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	42.270.814	0	0	0	0	42.270.814
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.995.069	0	0	0	0	2.995.069

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	95.029.018	0	0	0	0	95.029.018
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	56.650	0	0	0	0	56.650
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	837.164	0	0	0	0	837.164
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	39.813	0	0	0	0	39.813
401	07	19	00	Ayudas por matrimonio de obreros	33.750	0	0	0	0	33.750
401	07	20	00	Ayudas por nacimiento de hijos de obreros	47.250	0	0	0	0	47.250
401	07	21	00	Ayudas por defunción a obreros	46.500	0	0	0	0	46.500
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	11.953.252	0	0	0	0	11.953.252
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	4.779.895	0	0	0	0	4.779.895
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	42.355.791	0	0	0	0	42.355.791
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	610.500	0	0	0	0	610.500
401	07	26	00	Dotación de uniformes a obreros	4.578.210	0	0	0	0	4.578.210
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	733.261	0	0	0	0	733.261
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	418.250	0	0	0	0	418.250
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	1.875	0	0	0	0	1.875
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	2.250	0	0	0	0	2.250
401	07	55	00	Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular	2.250	0	0	0	0	2.250
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	1.361.230	0	0	0	0	1.361.230
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	35.512	0	0	0	0	35.512
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	1.543.854	0	0	0	0	1.543.854
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	33.125	0	0	0	0	33.125
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	54.000	0	0	0	0	54.000
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	58.500	0	0	0	0	58.500
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	7.341.209	0	0	0	0	7.341.209
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	3.845.205	0	0	0	0	3.845.205
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	28.237.194	0	0	0	0	28.237.194
401	07	76	00	Ayudas por matrimonio al personal contratado	216.250	0	0	0	0	216.250
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	269.250	0	0	0	0	269.250

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	78	00	Ayudas por defunción al personal contratado	273.000	0	0	0	0	273.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	15.358.335	0	0	0	0	15.358.335
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	13.122.308	0	0	0	0	13.122.308
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	56.347.066	0	0	0	0	56.347.066
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	564.483	0	0	0	0	564.483
401	07	83	00	Dotación de uniformes al personal contratado	40.000	0	0	0	0	40.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	4.348.452	0	0	0	0	4.348.452
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	419.271	0	0	0	0	419.271
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	2.963	0	0	0	0	2.963
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	270.588	0	0	0	0	270.588
401	07	96	00	Otras subvenciones a empleados	25.200	0	0	0	0	25.200
401	07	97	00	Otras subvenciones a obreros	194.400	0	0	0	0	194.400
401	07	99	00	Otras subvenciones al personal contratado	1.038.061	0	0	0	0	1.038.061
401	08	00	00	Prestaciones sociales e indemnizaciones	50.071.663	0	0	0	0	50.071.663
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.420.200	0	0	0	0	5.420.200
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	9.531.989	0	0	0	0	9.531.989
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	27.617.641	0	0	0	0	27.617.641
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	89.634	0	0	0	0	89.634
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	7.412.199	0	0	0	0	7.412.199
401	94	00	00	Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular	1.828	0	0	0	0	1.828
401	94	01	00	Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular	1.828	0	0	0	0	1.828
401	95	00	00	Otros gastos del personal de alto nivel y de dirección	179.088	0	0	0	0	179.088
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	179.088	0	0	0	0	179.088
401	96	00	00	Otros gastos del personal empleado	125.875	0	0	0	0	125.875
401	96	01	00	Otros gastos del personal empleado	125.875	0	0	0	0	125.875
401	97	00	00	Otros gastos del personal obrero	137.025	0	0	0	0	137.025
401	97	01	00	Otros gastos del personal obrero	137.025	0	0	0	0	137.025
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**126.487.211**	**0**	**0**	**0**	**0**	**126.487.211**
402	01	00	00	Productos alimenticios y agropecuarios	33.391.016	0	0	0	0	33.391.016

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	01	01	00	Alimentos y bebidas para personas	31.741.016	0	0	0	0	31.741.016
402	01	99	00	Otros productos alimenticios y agropecuarios	1.650.000	0	0	0	0	1.650.000
402	02	00	00	Productos de minas, canteras y yacimientos	1.105.000	0	0	0	0	1.105.000
402	02	05	00	Piedra, arcilla, arena y tierra	485.000	0	0	0	0	485.000
402	02	99	00	Otros productos de minas, canteras y yacimientos	620.000	0	0	0	0	620.000
402	03	00	00	Textiles y vestuarios	4.664.500	0	0	0	0	4.664.500
402	03	01	00	Textiles	1.268.500	0	0	0	0	1.268.500
402	03	02	00	Prendas de vestir	2.656.000	0	0	0	0	2.656.000
402	03	03	00	Calzados	165.000	0	0	0	0	165.000
402	03	99	00	Otros productos textiles y vestuarios	575.000	0	0	0	0	575.000
402	04	00	00	Productos de cuero y caucho	3.457.000	0	0	0	0	3.457.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	150.000	0	0	0	0	150.000
402	04	03	00	Cauchos y tripas para vehículos	2.357.000	0	0	0	0	2.357.000
402	04	99	00	Otros productos de cuero y caucho	950.000	0	0	0	0	950.000
402	05	00	00	Productos de papel, cartón e impresos	17.755.605	0	0	0	0	17.755.605
402	05	01	00	Pulpa de madera, papel y cartón	1.965.997	0	0	0	0	1.965.997
402	05	02	00	Envases y cajas de papel y cartón	1.554.008	0	0	0	0	1.554.008
402	05	03	00	Productos de papel y cartón para oficina	8.392.015	0	0	0	0	8.392.015
402	05	04	00	Libros, revistas y periódicos	188.800	0	0	0	0	188.800
402	05	05	00	Material de enseñanza	1.300.000	0	0	0	0	1.300.000
402	05	06	00	Productos de papel y cartón para computación	1.264.100	0	0	0	0	1.264.100
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.910.040	0	0	0	0	1.910.040
402	05	99	00	Otros productos de pulpa, papel y cartón	1.180.645	0	0	0	0	1.180.645
402	06	00	00	Productos químicos y derivados	21.919.788	0	0	0	0	21.919.788
402	06	01	00	Sustancias químicas y de uso industrial	36.000	0	0	0	0	36.000
402	06	02	00	Abonos, plaguicidas y otros	7.500	0	0	0	0	7.500
402	06	03	00	Tintas, pinturas y colorantes	5.972.531	0	0	0	0	5.972.531
402	06	04	00	Productos farmacéuticos y medicamentos	13.422.503	0	0	0	0	13.422.503
402	06	05	00	Productos de tocador	46.500	0	0	0	0	46.500
402	06	06	00	Combustibles y lubricantes	1.064.048	0	0	0	0	1.064.048
402	06	08	00	Productos plásticos	1.273.985	0	0	0	0	1.273.985

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	06	99	00	Otros productos de la industria química y conexos	96.721	0	0	0	0	96.721
402	07	00	00	Productos minerales no metálicos	420.000	0	0	0	0	420.000
402	07	02	00	Vidrios y productos de vidrio	225.000	0	0	0	0	225.000
402	07	03	00	Productos de arcilla para construcción	15.000	0	0	0	0	15.000
402	07	04	00	Cemento, cal y yeso	30.000	0	0	0	0	30.000
402	07	99	00	Otros productos minerales no metálicos	150.000	0	0	0	0	150.000
402	08	00	00	Productos metálicos	7.174.586	0	0	0	0	7.174.586
402	08	01	00	Productos primarios de hierro y acero	384.124	0	0	0	0	384.124
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.053.792	0	0	0	0	1.053.792
402	08	04	00	Productos metálicos estructurales	225.000	0	0	0	0	225.000
402	08	07	00	Material de señalamiento	32.000	0	0	0	0	32.000
402	08	08	00	Material de educación	500.000	0	0	0	0	500.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.514.280	0	0	0	0	4.514.280
402	08	10	00	Repuestos y accesorios para otros equipos	165.390	0	0	0	0	165.390
402	08	99	00	Otros productos metálicos	300.000	0	0	0	0	300.000
402	09	00	00	Productos de madera	420.000	0	0	0	0	420.000
402	09	01	00	Productos primarios de madera	75.000	0	0	0	0	75.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	195.000	0	0	0	0	195.000
402	09	99	00	Otros productos de madera	150.000	0	0	0	0	150.000
402	10	00	00	Productos varios y útiles diversos	32.046.176	0	0	0	0	32.046.176
402	10	01	00	Artículos de deporte, recreación y juguetes	150.000	0	0	0	0	150.000
402	10	02	00	Materiales y útiles de limpieza y aseo	3.012.214	0	0	0	0	3.012.214
402	10	03	00	Utensilios de cocina y comedor	1.025.600	0	0	0	0	1.025.600
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	927.878	0	0	0	0	927.878
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	9.403.295	0	0	0	0	9.403.295
402	10	06	00	Condecoraciones, ofrendas y similares	1.615.599	0	0	0	0	1.615.599
402	10	07	00	Productos de seguridad en el trabajo	1.302.500	0	0	0	0	1.302.500
402	10	08	00	Materiales para equipos de computación	8.589.475	0	0	0	0	8.589.475
402	10	11	00	Materiales eléctricos	3.609.686	0	0	0	0	3.609.686
402	10	12	00	Materiales para instalaciones sanitarias	525.000	0	0	0	0	525.000
402	10	13	00	Materiales fotográficos	200.000	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	99	00	Otros productos y útiles diversos	1.684.929	0	0	0	0	1.684.929
402	99	00	00	Otros materiales y suministros	4.133.540	0	0	0	0	4.133.540
402	99	01	00	Otros materiales y suministros	4.133.540	0	0	0	0	4.133.540
403	**00**	**00**	**00**	**Servicios no personales**	**394.888.013**	**0**	**0**	**0**	**0**	**394.888.013**
403	01	00	00	Alquileres de inmuebles	13.434.800	0	0	0	0	13.434.800
403	01	01	00	Alquileres de edificios y locales	6.934.800	0	0	0	0	6.934.800
403	01	02	00	Alquileres de instalaciones culturales y recreativas	6.500.000	0	0	0	0	6.500.000
403	02	00	00	Alquileres de maquinaria y equipos	15.002.000	0	0	0	0	15.002.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	15.002.000	0	0	0	0	15.002.000
403	03	00	00	Derechos sobre bienes intangibles	48.000	0	0	0	0	48.000
403	03	03	00	Paquetes y programas de computación	48.000	0	0	0	0	48.000
403	04	00	00	Servicios básicos	21.969.818	0	0	0	0	21.969.818
403	04	01	00	Electricidad	4.645.000	0	0	0	0	4.645.000
403	04	03	00	Agua	1.180.000	0	0	0	0	1.180.000
403	04	04	00	Teléfonos	11.625.568	0	0	0	0	11.625.568
403	04	04	01	Servicios de telefonía prestados por organismos públicos	7.975.568	0	0	0	0	7.975.568
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	3.650.000	0	0	0	0	3.650.000
403	04	05	00	Servicio de comunicaciones	1.931.250	0	0	0	0	1.931.250
403	04	06	00	Servicio de aseo urbano y domiciliario	2.288.000	0	0	0	0	2.288.000
403	04	07	00	Servicio de condominio	300.000	0	0	0	0	300.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	161.082	0	0	0	0	161.082
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	161.082	0	0	0	0	161.082
403	06	00	00	Servicios de transporte y almacenaje	6.612.036	0	0	0	0	6.612.036
403	06	01	00	Fletes y embalajes	6.576.183	0	0	0	0	6.576.183
403	06	02	00	Almacenaje	17.000	0	0	0	0	17.000
403	06	03	00	Estacionamiento	1.824	0	0	0	0	1.824
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	17.029	0	0	0	0	17.029
403	07	00	00	Servicios de información, impresión y relaciones públicas	65.231.413	0	0	0	0	65.231.413
403	07	01	00	Publicidad y propaganda	3.891.500	0	0	0	0	3.891.500
403	07	02	00	Imprenta y reproducción	17.362.730	0	0	0	0	17.362.730
403	07	03	00	Relaciones sociales	43.777.183	0	0	0	0	43.777.183

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	04	00	Avisos	200.000	0	0	0	0	200.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	22.256.343	0	0	0	0	22.256.343
403	08	01	00	Primas y gastos de seguros	9.970.471	0	0	0	0	9.970.471
403	08	02	00	Comisiones y gastos bancarios	11.172.304	0	0	0	0	11.172.304
403	08	03	00	Comisiones y gastos de adquisición de seguros	1.113.568	0	0	0	0	1.113.568
403	09	00	00	Viáticos y pasajes	45.850.496	0	0	0	0	45.850.496
403	09	01	00	Viáticos y pasajes dentro del país	33.386.093	0	0	0	0	33.386.093
403	09	02	00	Viáticos y pasajes fuera del país	12.464.403	0	0	0	0	12.464.403
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	37.816.133	0	0	0	0	37.816.133
403	10	03	00	Servicios de procesamiento de datos	450.000	0	0	0	0	450.000
403	10	07	00	Servicios de capacitación y adiestramiento	721.000	0	0	0	0	721.000
403	10	10	00	Servicios de vigilancia	12.750.000	0	0	0	0	12.750.000
403	10	99	00	Otros servicios profesionales y técnicos	23.895.133	0	0	0	0	23.895.133
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	24.646.498	0	0	0	0	24.646.498
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	700.000	0	0	0	0	700.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	12.634.417	0	0	0	0	12.634.417
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	79.000	0	0	0	0	79.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	1.672.024	0	0	0	0	1.672.024
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	848.400	0	0	0	0	848.400
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.624.257	0	0	0	0	3.624.257
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	5.088.400	0	0	0	0	5.088.400
403	12	00	00	Conservación y reparaciones menores de obras	53.942.478	0	0	0	0	53.942.478
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	49.273.011	0	0	0	0	49.273.011
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	4.669.467	0	0	0	0	4.669.467
403	16	00	00	Servicios de diversión, esparcimiento y culturales	5.852.263	0	0	0	0	5.852.263
403	16	01	00	Servicios de diversión, esparcimiento y culturales	5.852.263	0	0	0	0	5.852.263
403	18	00	00	Impuestos indirectos	69.462.095	0	0	0	0	69.462.095
403	18	01	00	Impuesto al valor agregado	68.262.095	0	0	0	0	68.262.095
403	18	99	00	Otros impuestos indirectos	1.200.000	0	0	0	0	1.200.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.378.390	0	0	0	0	1.378.390

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.378.390	0	0	0	0	1.378.390
403	99	00	00	Otros servicios no personales	11.224.168	0	0	0	0	11.224.168
403	99	01	00	Otros servicios no personales	11.224.168	0	0	0	0	11.224.168
404	**00**	**00**	**00**	**Activos reales**	**38.609.331**	**0**	**0**	**0**	**0**	**38.609.331**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	438.785	0	0	0	0	438.785
404	01	01	00	Repuestos mayores	124.000	0	0	0	0	124.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	60.000	0	0	0	0	60.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	24.000	0	0	0	0	24.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	40.000	0	0	0	0	40.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	314.785	0	0	0	0	314.785
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	120.000	0	0	0	0	120.000
404	01	02	05	Reparaciones, mejoras y adiciones mayores de equipos científicos, religiosos, de enseñanza y recreación	104.000	0	0	0	0	104.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	90.785	0	0	0	0	90.785
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.603.190	0	0	0	0	1.603.190
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	24.000	0	0	0	0	24.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.579.190	0	0	0	0	1.579.190
404	04	00	00	Equipos de transporte, tracción y elevación	3.020.000	0	0	0	0	3.020.000
404	04	01	00	Vehículos automotores terrestres	3.000.000	0	0	0	0	3.000.000
404	04	05	00	Vehículos de tracción no motorizados	20.000	0	0	0	0	20.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.632.992	0	0	0	0	2.632.992
404	05	01	00	Equipos de telecomunicaciones	2.632.992	0	0	0	0	2.632.992
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	537.734	0	0	0	0	537.734
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	458.236	0	0	0	0	458.236
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	79.498	0	0	0	0	79.498
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	8.831.192	0	0	0	0	8.831.192
404	07	01	00	Equipos científicos y de laboratorio	1.171.418	0	0	0	0	1.171.418
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.759.774	0	0	0	0	1.759.774
404	07	06	00	Instrumentos musicales y equipos de audio	5.900.000	0	0	0	0	5.900.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	21.545.438	0	0	0	0	21.545.438
404	09	01	00	Mobiliario y equipos de oficina	8.556.115	0	0	0	0	8.556.115

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA CULTURA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	02	00	Equipos de computación	11.421.323	0	0	0	0	11.421.323
404	09	03	00	Mobiliario y equipos de alojamiento	1.108.000	0	0	0	0	1.108.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	460.000	0	0	0	0	460.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.277.229.211**	**0**	**0**	**0**	**0**	**3.277.229.211**
407	01	00	00	Transferencias y donaciones corrientes internas	3.238.812.181	0	0	0	0	3.238.812.181
407	01	01	00	Transferencias corrientes internas al sector privado	237.583.095	0	0	0	0	237.583.095
407	01	01	01	Pensiones del personal empleado, obrero y militar	10.063.798	0	0	0	0	10.063.798
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	42.748.877	0	0	0	0	42.748.877
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	3.354.599	0	0	0	0	3.354.599
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.509.570	0	0	0	0	1.509.570
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	20.990.000	0	0	0	0	20.990.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	7.866.075	0	0	0	0	7.866.075
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	14.249.626	0	0	0	0	14.249.626
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	6.412.332	0	0	0	0	6.412.332
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	96.974.805	0	0	0	0	96.974.805
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	33.413.413	0	0	0	0	33.413.413
407	01	02	00	Donaciones corrientes internas al sector privado	218.041.023	0	0	0	0	218.041.023
407	01	02	01	Donaciones corrientes a personas	218.041.023	0	0	0	0	218.041.023
407	01	03	00	Transferencias corrientes internas al sector público	2.783.188.063	0	0	0	0	2.783.188.063
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.759.267.536	0	0	0	0	2.759.267.536
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	23.920.527	0	0	0	0	23.920.527
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	38.417.030	0	0	0	0	38.417.030
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	38.417.030	0	0	0	0	38.417.030
407	12	01	01	Transferencias Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	500.030	0	0	0	0	500.030
407	12	01	02	Donaciones Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	37.917.000	0	0	0	0	37.917.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**44.440.957**	**0**	**0**	**0**	**0**	**44.440.957**
411	11	00	00	Obligaciones de ejercicios anteriores	44.440.957	0	0	0	0	44.440.957
411	11	04	00	Compromisos pendientes de ejercicios anteriores	44.440.957	0	0	0	0	44.440.957
				Totales	**4.610.026.546**	0	0	0	0	**4.610.026.546**

52
Ministerio del Poder Popular para los Pueblos Indígenas

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**395.860.888**	**0**	**0**	**0**	**0**	**395.860.888**
401	01	00	00	Sueldos, salarios y otras retribuciones	92.955.000	0	0	0	0	92.955.000
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	37.620.000	0	0	0	0	37.620.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	12.480.000	0	0	0	0	12.480.000
401	01	18	00	Remuneraciones al personal contratado	41.580.000	0	0	0	0	41.580.000
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	41.580.000	0	0	0	0	41.580.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	330.000	0	0	0	0	330.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	945.000	0	0	0	0	945.000
401	03	00	00	Primas	28.477.351	0	0	0	0	28.477.351
401	03	02	00	Primas de transporte a empleados	2.160.000	0	0	0	0	2.160.000
401	03	08	00	Primas de profesionalización a empleados	3.317.400	0	0	0	0	3.317.400
401	03	09	00	Primas por antigüedad a empleados	3.317.400	0	0	0	0	3.317.400
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.317.400	0	0	0	0	3.317.400
401	03	17	00	Primas de transporte a obreros	2.340.000	0	0	0	0	2.340.000
401	03	21	00	Primas por antigüedad a obreros	2.340.000	0	0	0	0	2.340.000
401	03	22	00	Primas de profesionalización a obreros	42.751	0	0	0	0	42.751
401	03	37	00	Primas de transporte al personal contratado	5.940.000	0	0	0	0	5.940.000
401	03	40	00	Primas de profesionalización al personal contratado	4.989.600	0	0	0	0	4.989.600
401	03	41	00	Primas por antigüedad al personal contratado	712.800	0	0	0	0	712.800
401	04	00	00	Complementos de sueldos y salarios	65.399.105	0	0	0	0	65.399.105
401	04	06	00	Complemento a empleados por comisión de servicios	1.584.000	0	0	0	0	1.584.000
401	04	08	00	Bono compensatorio de alimentación a empleados	12.672.000	0	0	0	0	12.672.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	185.550	0	0	0	0	185.550
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	160.315	0	0	0	0	160.315
401	04	17	00	Complemento a obreros por gastos de transporte	356.256	0	0	0	0	356.256
401	04	18	00	Bono compensatorio de alimentación a obreros	12.480.000	0	0	0	0	12.480.000
401	04	20	00	Complemento a obreros por días feriados	1.721.904	0	0	0	0	1.721.904
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	406.136	0	0	0	0	406.136
401	04	26	00	Bono compensatorio de alimentación al personal contratado	31.680.000	0	0	0	0	31.680.000
401	04	28	00	Complemento al personal contratado por días feriados	3.768.944	0	0	0	0	3.768.944
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	96.000	0	0	0	0	96.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	288.000	0	0	0	0	288.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	50.247.699	0	0	0	0	50.247.699
401	05	01	00	Aguinaldos a empleados	16.332.800	0	0	0	0	16.332.800
401	05	03	00	Bono vacacional a empleados	3.344.000	0	0	0	0	3.344.000
401	05	04	00	Aguinaldos a obreros	5.000.615	0	0	0	0	5.000.615
401	05	06	00	Bono vacacional a obreros	2.000.246	0	0	0	0	2.000.246
401	05	07	00	Aguinaldos al personal contratado	16.405.075	0	0	0	0	16.405.075
401	05	08	00	Bono vacacional al personal contratado	6.562.030	0	0	0	0	6.562.030
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	97.120	0	0	0	0	97.120
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	32.373	0	0	0	0	32.373
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	371.200	0	0	0	0	371.200
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	102.240	0	0	0	0	102.240
401	06	00	00	Aportes patronales y legales	16.079.938	0	0	0	0	16.079.938
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.265.756	0	0	0	0	4.265.756
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	958.365	0	0	0	0	958.365
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	407.133	0	0	0	0	407.133
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	407.133	0	0	0	0	407.133
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.248.246	0	0	0	0	1.248.246
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	416.082	0	0	0	0	416.082
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	277.388	0	0	0	0	277.388
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	277.388	0	0	0	0	277.388
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.255.416	0	0	0	0	4.255.416
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	945.648	0	0	0	0	945.648
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	32.778	0	0	0	0	32.778
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	10.926	0	0	0	0	10.926
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	7.284	0	0	0	0	7.284
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	112.752	0	0	0	0	112.752
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	37.584	0	0	0	0	37.584
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	25.056	0	0	0	0	25.056

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	25.056	0	0	0	0	25.056
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	5.827	0	0	0	0	5.827
401	06	95	00	Otros aportes legales por personal contratado	2.364.120	0	0	0	0	2.364.120
401	07	00	00	Asistencia socio-económica	62.029.999	0	0	0	0	62.029.999
401	07	01	00	Capacitación y adiestramiento a empleados	1.320.000	0	0	0	0	1.320.000
401	07	03	00	Ayudas por matrimonio a empleados	264.000	0	0	0	0	264.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	264.000	0	0	0	0	264.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	7.648.898	0	0	0	0	7.648.898
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	6.600.000	0	0	0	0	6.600.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	528.000	0	0	0	0	528.000
401	07	10	00	Dotación de uniformes a empleados	679.000	0	0	0	0	679.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	427.507	0	0	0	0	427.507
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	264.000	0	0	0	0	264.000
401	07	17	00	Capacitación y adiestramiento a obreros	310.000	0	0	0	0	310.000
401	07	19	00	Ayudas por matrimonio de obreros	26.000	0	0	0	0	26.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	46.000	0	0	0	0	46.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.541.500	0	0	0	0	2.541.500
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	5.691.961	0	0	0	0	5.691.961
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.135.000	0	0	0	0	1.135.000
401	07	26	00	Dotación de uniformes a obreros	910.000	0	0	0	0	910.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	534.384	0	0	0	0	534.384
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	908.000	0	0	0	0	908.000
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	2.000	0	0	0	0	2.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	59.740	0	0	0	0	59.740
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	50.000	0	0	0	0	50.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	30.000	0	0	0	0	30.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	30.000	0	0	0	0	30.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	30.000	0	0	0	0	30.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	173.839	0	0	0	0	173.839

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	150.000	0	0	0	0	150.000
401	07	74	00	Capacitación y adiestramiento al personal contratado	530.000	0	0	0	0	530.000
401	07	76	00	Ayudas por matrimonio al personal contratado	18.000	0	0	0	0	18.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	18.000	0	0	0	0	18.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	6.630.161	0	0	0	0	6.630.161
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	15.691.961	0	0	0	0	15.691.961
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.650.000	0	0	0	0	1.650.000
401	07	83	00	Dotación de uniformes al personal contratado	2.310.000	0	0	0	0	2.310.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	2.850.048	0	0	0	0	2.850.048
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	1.708.000	0	0	0	0	1.708.000
401	08	00	00	Prestaciones sociales e indemnizaciones	80.671.796	0	0	0	0	80.671.796
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	47.103.333	0	0	0	0	47.103.333
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	8.167.672	0	0	0	0	8.167.672
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	24.794.955	0	0	0	0	24.794.955
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	151.116	0	0	0	0	151.116
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	454.720	0	0	0	0	454.720
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**45.149.954**	**0**	**0**	**0**	**0**	**45.149.954**
402	01	00	00	Productos alimenticios y agropecuarios	5.925.000	0	0	0	0	5.925.000
402	01	01	00	Alimentos y bebidas para personas	3.350.000	0	0	0	0	3.350.000
402	01	02	00	Alimentos para animales	1.050.000	0	0	0	0	1.050.000
402	01	03	00	Productos agrícolas y pecuarios	1.525.000	0	0	0	0	1.525.000
402	03	00	00	Textiles y vestuarios	475.000	0	0	0	0	475.000
402	03	01	00	Textiles	25.000	0	0	0	0	25.000
402	03	02	00	Prendas de vestir	275.000	0	0	0	0	275.000
402	03	03	00	Calzados	175.000	0	0	0	0	175.000
402	04	00	00	Productos de cuero y caucho	3.000.000	0	0	0	0	3.000.000
402	04	03	00	Cauchos y tripas para vehículos	3.000.000	0	0	0	0	3.000.000
402	05	00	00	Productos de papel, cartón e impresos	5.978.855	0	0	0	0	5.978.855
402	05	01	00	Pulpa de madera, papel y cartón	556.000	0	0	0	0	556.000
402	05	02	00	Envases y cajas de papel y cartón	130.000	0	0	0	0	130.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	4.992.855	0	0	0	0	4.992.855
402	05	04	00	Libros, revistas y periódicos	50.000	0	0	0	0	50.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	100.000	0	0	0	0	100.000
402	05	99	00	Otros productos de pulpa, papel y cartón	150.000	0	0	0	0	150.000
402	06	00	00	Productos químicos y derivados	2.245.000	0	0	0	0	2.245.000
402	06	02	00	Abonos, plaguicidas y otros	50.000	0	0	0	0	50.000
402	06	03	00	Tintas, pinturas y colorantes	150.000	0	0	0	0	150.000
402	06	04	00	Productos farmacéuticos y medicamentos	20.000	0	0	0	0	20.000
402	06	05	00	Productos de tocador	75.000	0	0	0	0	75.000
402	06	06	00	Combustibles y lubricantes	750.000	0	0	0	0	750.000
402	06	08	00	Productos plásticos	1.050.000	0	0	0	0	1.050.000
402	06	09	00	Mezclas explosivas	150.000	0	0	0	0	150.000
402	07	00	00	Productos minerales no metálicos	65.000	0	0	0	0	65.000
402	07	04	00	Cemento, cal y yeso	65.000	0	0	0	0	65.000
402	08	00	00	Productos metálicos	5.494.424	0	0	0	0	5.494.424
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.644.424	0	0	0	0	2.644.424
402	08	05	00	Materiales de orden público, seguridad y defensa	200.000	0	0	0	0	200.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.350.000	0	0	0	0	2.350.000
402	08	99	00	Otros productos metálicos	300.000	0	0	0	0	300.000
402	09	00	00	Productos de madera	184.000	0	0	0	0	184.000
402	09	01	00	Productos primarios de madera	100.000	0	0	0	0	100.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	84.000	0	0	0	0	84.000
402	10	00	00	Productos varios y útiles diversos	21.732.675	0	0	0	0	21.732.675
402	10	02	00	Materiales y útiles de limpieza y aseo	800.000	0	0	0	0	800.000
402	10	03	00	Utensilios de cocina y comedor	155.000	0	0	0	0	155.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.994.160	0	0	0	0	3.994.160
402	10	06	00	Condecoraciones, ofrendas y similares	50.000	0	0	0	0	50.000
402	10	07	00	Productos de seguridad en el trabajo	320.000	0	0	0	0	320.000
402	10	08	00	Materiales para equipos de computación	14.752.878	0	0	0	0	14.752.878
402	10	11	00	Materiales eléctricos	1.560.637	0	0	0	0	1.560.637
402	10	12	00	Materiales para instalaciones sanitarias	50.000	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	99	00	Otros productos y útiles diversos	50.000	0	0	0	0	50.000
402	99	00	00	Otros materiales y suministros	50.000	0	0	0	0	50.000
402	99	01	00	Otros materiales y suministros	50.000	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**71.998.289**	**0**	**0**	**0**	**0**	**71.998.289**
403	01	00	00	Alquileres de inmuebles	1.500.000	0	0	0	0	1.500.000
403	01	01	00	Alquileres de edificios y locales	1.500.000	0	0	0	0	1.500.000
403	02	00	00	Alquileres de maquinaria y equipos	2.236.071	0	0	0	0	2.236.071
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.236.071	0	0	0	0	2.236.071
403	04	00	00	Servicios básicos	3.956.000	0	0	0	0	3.956.000
403	04	01	00	Electricidad	960.000	0	0	0	0	960.000
403	04	02	00	Gas	162.000	0	0	0	0	162.000
403	04	03	00	Agua	660.000	0	0	0	0	660.000
403	04	04	00	Teléfonos	2.174.000	0	0	0	0	2.174.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	1.850.000	0	0	0	0	1.850.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	324.000	0	0	0	0	324.000
403	06	00	00	Servicios de transporte y almacenaje	150.000	0	0	0	0	150.000
403	06	01	00	Fletes y embalajes	75.000	0	0	0	0	75.000
403	06	03	00	Estacionamiento	50.000	0	0	0	0	50.000
403	06	04	00	Peaje	25.000	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.130.000	0	0	0	0	5.130.000
403	07	01	00	Publicidad y propaganda	790.000	0	0	0	0	790.000
403	07	02	00	Imprenta y reproducción	3.340.000	0	0	0	0	3.340.000
403	07	03	00	Relaciones sociales	850.000	0	0	0	0	850.000
403	07	04	00	Avisos	150.000	0	0	0	0	150.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	18.935.775	0	0	0	0	18.935.775
403	08	01	00	Primas y gastos de seguros	18.840.775	0	0	0	0	18.840.775
403	08	02	00	Comisiones y gastos bancarios	20.000	0	0	0	0	20.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	75.000	0	0	0	0	75.000
403	09	00	00	Viáticos y pasajes	9.094.404	0	0	0	0	9.094.404
403	09	01	00	Viáticos y pasajes dentro del pais	6.894.404	0	0	0	0	6.894.404
403	09	02	00	Viáticos y pasajes fuera del país	2.200.000	0	0	0	0	2.200.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	1.629.122	0	0	0	0	1.629.122
403	10	99	00	Otros servicios profesionales y técnicos	1.629.122	0	0	0	0	1.629.122
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	9.535.000	0	0	0	0	9.535.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	735.000	0	0	0	0	735.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	7.300.000	0	0	0	0	7.300.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.500.000	0	0	0	0	1.500.000
403	12	00	00	Conservación y reparaciones menores de obras	2.500.000	0	0	0	0	2.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.500.000	0	0	0	0	2.500.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.000.000	0	0	0	0	3.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.000.000	0	0	0	0	3.000.000
403	18	00	00	Impuestos indirectos	12.901.517	0	0	0	0	12.901.517
403	18	01	00	Impuesto al valor agregado	12.901.517	0	0	0	0	12.901.517
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.430.400	0	0	0	0	1.430.400
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.430.400	0	0	0	0	1.430.400
404	**00**	**00**	**00**	**Activos reales**	**15.710.318**	**0**	**0**	**0**	**0**	**15.710.318**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	2.000.000	0	0	0	0	2.000.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	2.000.000	0	0	0	0	2.000.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	2.000.000	0	0	0	0	2.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.410.000	0	0	0	0	1.410.000
404	05	01	00	Equipos de telecomunicaciones	1.410.000	0	0	0	0	1.410.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	12.300.318	0	0	0	0	12.300.318
404	09	01	00	Mobiliario y equipos de oficina	6.320.000	0	0	0	0	6.320.000
404	09	02	00	Equipos de computación	5.196.389	0	0	0	0	5.196.389
404	09	03	00	Mobiliario y equipos de alojamiento	783.929	0	0	0	0	783.929
407	**00**	**00**	**00**	**Transferencias y donaciones**	**60.642.478**	**0**	**0**	**0**	**0**	**60.642.478**
407	01	00	00	Transferencias y donaciones corrientes internas	52.142.478	0	0	0	0	52.142.478
407	01	01	00	Transferencias corrientes internas al sector privado	350.000	0	0	0	0	350.000
407	01	01	56	Otras asignaciones	350.000	0	0	0	0	350.000
407	01	02	00	Donaciones corrientes internas al sector privado	51.051.976	0	0	0	0	51.051.976
407	01	02	01	Donaciones corrientes a personas	51.051.976	0	0	0	0	51.051.976

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	740.502	0	0	0	0	740.502
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	444.816	0	0	0	0	444.816
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	111.204	0	0	0	0	111.204
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	44.482	0	0	0	0	44.482
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	140.000	0	0	0	0	140.000
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	8.500.000	0	0	0	0	8.500.000
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	8.500.000	0	0	0	0	8.500.000
407	12	01	01	Transferencias Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	8.500.000	0	0	0	0	8.500.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**4.844.748**	**0**	**0**	**0**	**0**	**4.844.748**
411	11	00	00	Obligaciones de ejercicios anteriores	4.844.748	0	0	0	0	4.844.748
411	11	04	00	Compromisos pendientes de ejercicios anteriores	4.844.748	0	0	0	0	4.844.748
				Totales	**594.206.675**	**0**	**0**	**0**	**0**	**594.206.675**

53
Ministerio del Poder Popular para el Comercio

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**991.248.787**	**0**	**0**	**0**	**0**	**991.248.787**
401	01	00	00	Sueldos, salarios y otras retribuciones	139.579.816	0	0	0	0	139.579.816
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	30.139.667	0	0	0	0	30.139.667
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	30.030.226	0	0	0	0	30.030.226
401	01	18	00	Remuneraciones al personal contratado	55.994.189	0	0	0	0	55.994.189
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	52.334.189	0	0	0	0	52.334.189
401	01	18	02	Remuneraciones por honorarios profesionales	3.660.000	0	0	0	0	3.660.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	813.969	0	0	0	0	813.969
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	163.888	0	0	0	0	163.888
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	2.080.599	0	0	0	0	2.080.599
401	01	99	00	Otras retribuciones	20.357.278	0	0	0	0	20.357.278
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	23.479.933	0	0	0	0	23.479.933
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	10.140.696	0	0	0	0	10.140.696
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	13.339.237	0	0	0	0	13.339.237
401	03	00	00	Primas	112.039.610	0	0	0	0	112.039.610
401	03	02	00	Primas de transporte a empleados	7.277.640	0	0	0	0	7.277.640
401	03	04	00	Primas por hijos a empleados	2.478.480	0	0	0	0	2.478.480
401	03	08	00	Primas de profesionalización a empleados	10.488.665	0	0	0	0	10.488.665
401	03	09	00	Primas por antigüedad a empleados	12.326.176	0	0	0	0	12.326.176
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	13.111.189	0	0	0	0	13.111.189
401	03	17	00	Primas de transporte a obreros	8.898.450	0	0	0	0	8.898.450
401	03	19	00	Primas por hijos de obreros	4.611.400	0	0	0	0	4.611.400
401	03	21	00	Primas por antigüedad a obreros	11.024.715	0	0	0	0	11.024.715
401	03	22	00	Primas de profesionalización a obreros	632.762	0	0	0	0	632.762
401	03	37	00	Primas de transporte al personal contratado	12.652.318	0	0	0	0	12.652.318
401	03	39	00	Primas por hijos al personal contratado	4.060.800	0	0	0	0	4.060.800
401	03	40	00	Primas de profesionalización al personal contratado	9.097.077	0	0	0	0	9.097.077
401	03	41	00	Primas por antigüedad al personal contratado	5.916.926	0	0	0	0	5.916.926
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	343.520	0	0	0	0	343.520
401	03	47	00	Primas al personal de alto nivel y de dirección	2.825.560	0	0	0	0	2.825.560

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	95	00	Otras primas al personal de alto nivel y de dirección	300.000	0	0	0	0	300.000
401	03	96	00	Otras primas al personal contratado	5.672.332	0	0	0	0	5.672.332
401	03	97	00	Otras primas a empleados	321.600	0	0	0	0	321.600
401	04	00	00	Complementos de sueldos y salarios	129.679.396	0	0	0	0	129.679.396
401	04	05	00	Complemento a empleados por gastos de representación	3.800	0	0	0	0	3.800
401	04	06	00	Complemento a empleados por comisión de servicios	936.000	0	0	0	0	936.000
401	04	08	00	Bono compensatorio de alimentación a empleados	20.635.047	0	0	0	0	20.635.047
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	5.503.476	0	0	0	0	5.503.476
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	6.428.227	0	0	0	0	6.428.227
401	04	17	00	Complemento a obreros por gastos de transporte	1.000	0	0	0	0	1.000
401	04	18	00	Bono compensatorio de alimentación a obreros	23.620.803	0	0	0	0	23.620.803
401	04	20	00	Complemento a obreros por días feriados	424.000	0	0	0	0	424.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	4.892.078	0	0	0	0	4.892.078
401	04	26	00	Bono compensatorio de alimentación al personal contratado	31.049.218	0	0	0	0	31.049.218
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	250.625	0	0	0	0	250.625
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.562.512	0	0	0	0	1.562.512
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	338.712	0	0	0	0	338.712
401	04	96	00	Otros complementos a empleados	11.713.479	0	0	0	0	11.713.479
401	04	97	00	Otros complementos a obreros	11.215.419	0	0	0	0	11.215.419
401	04	98	00	Otros complementos al personal contratado	11.105.000	0	0	0	0	11.105.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	130.759.370	0	0	0	0	130.759.370
401	05	01	00	Aguinaldos a empleados	26.575.635	0	0	0	0	26.575.635
401	05	03	00	Bono vacacional a empleados	20.292.660	0	0	0	0	20.292.660
401	05	04	00	Aguinaldos a obreros	21.135.243	0	0	0	0	21.135.243
401	05	06	00	Bono vacacional a obreros	17.570.502	0	0	0	0	17.570.502
401	05	07	00	Aguinaldos al personal contratado	25.473.188	0	0	0	0	25.473.188
401	05	08	00	Bono vacacional al personal contratado	16.236.011	0	0	0	0	16.236.011
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	131.728	0	0	0	0	131.728
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	84.163	0	0	0	0	84.163
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.118.113	0	0	0	0	2.118.113

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.142.127	0	0	0	0	1.142.127
401	06	00	00	Aportes patronales y legales	50.681.131	0	0	0	0	50.681.131
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	8.907.768	0	0	0	0	8.907.768
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.880.787	0	0	0	0	2.880.787
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.717.453	0	0	0	0	1.717.453
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.563.857	0	0	0	0	2.563.857
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	9.687.879	0	0	0	0	9.687.879
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	3.107.200	0	0	0	0	3.107.200
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.831.171	0	0	0	0	1.831.171
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	2.131.467	0	0	0	0	2.131.467
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	8.356.325	0	0	0	0	8.356.325
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.255.316	0	0	0	0	2.255.316
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.372.188	0	0	0	0	1.372.188
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	63.981	0	0	0	0	63.981
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	1.112	0	0	0	0	1.112
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	13.914	0	0	0	0	13.914
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	11.924	0	0	0	0	11.924
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	769.375	0	0	0	0	769.375
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	277.091	0	0	0	0	277.091
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	179.993	0	0	0	0	179.993
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	154.475	0	0	0	0	154.475
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	19.760	0	0	0	0	19.760
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	2.253.785	0	0	0	0	2.253.785
401	06	95	00	Otros aportes legales por personal contratado	2.124.310	0	0	0	0	2.124.310
401	07	00	00	Asistencia socio-económica	288.961.221	0	0	0	0	288.961.221
401	07	01	00	Capacitación y adiestramiento a empleados	1.191.500	0	0	0	0	1.191.500
401	07	02	00	Becas a empleados	1.173.200	0	0	0	0	1.173.200
401	07	03	00	Ayudas por matrimonio a empleados	103.945	0	0	0	0	103.945

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	115.000	0	0	0	0	115.000
401	07	05	00	Ayudas por defunción a empleados	253.000	0	0	0	0	253.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	150.000	0	0	0	0	150.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	8.350.291	0	0	0	0	8.350.291
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	66.370.134	0	0	0	0	66.370.134
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	770.400	0	0	0	0	770.400
401	07	10	00	Dotación de uniformes a empleados	14.250.000	0	0	0	0	14.250.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	712.498	0	0	0	0	712.498
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	679.300	0	0	0	0	679.300
401	07	17	00	Capacitación y adiestramiento a obreros	104.000	0	0	0	0	104.000
401	07	18	00	Becas a obreros	962.160	0	0	0	0	962.160
401	07	19	00	Ayudas por matrimonio de obreros	56.000	0	0	0	0	56.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	108.000	0	0	0	0	108.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	6.837.331	0	0	0	0	6.837.331
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	66.059.360	0	0	0	0	66.059.360
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	786.000	0	0	0	0	786.000
401	07	26	00	Dotación de uniformes a obreros	17.590.000	0	0	0	0	17.590.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	909.648	0	0	0	0	909.648
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	976.050	0	0	0	0	976.050
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	69.570	0	0	0	0	69.570
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	15.000	0	0	0	0	15.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	5.500	0	0	0	0	5.500
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	6.000	0	0	0	0	6.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	836.671	0	0	0	0	836.671
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	1.960.774	0	0	0	0	1.960.774
401	07	74	00	Capacitación y adiestramiento al personal contratado	100.000	0	0	0	0	100.000
401	07	75	00	Becas al personal contratado	593.040	0	0	0	0	593.040
401	07	76	00	Ayudas por matrimonio al personal contratado	16.000	0	0	0	0	16.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	30.000	0	0	0	0	30.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	9.525.071	0	0	0	0	9.525.071

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	69.000.543	0	0	0	0	69.000.543
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.160.200	0	0	0	0	1.160.200
401	07	83	00	Dotación de uniformes al personal contratado	13.900.000	0	0	0	0	13.900.000
401	07	84	00	Aporte patronal para gastos de guarderias y preescolar para hijos del personal contratado	1.223.438	0	0	0	0	1.223.438
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	401.100	0	0	0	0	401.100
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	260.000	0	0	0	0	260.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	402.497	0	0	0	0	402.497
401	07	97	00	Otras subvenciones a obreros	780.000	0	0	0	0	780.000
401	07	99	00	Otras subvenciones al personal contratado	168.000	0	0	0	0	168.000
401	08	00	00	Prestaciones sociales e indemnizaciones	116.018.310	0	0	0	0	116.018.310
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	43.946.679	0	0	0	0	43.946.679
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	33.128.326	0	0	0	0	33.128.326
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	36.672.353	0	0	0	0	36.672.353
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	137.717	0	0	0	0	137.717
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.133.235	0	0	0	0	2.133.235
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	50.000	0	0	0	0	50.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	50.000	0	0	0	0	50.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**71.370.765**	**0**	**0**	**0**	**0**	**71.370.765**
402	01	00	00	Productos alimenticios y agropecuarios	9.951.000	0	0	0	0	9.951.000
402	01	01	00	Alimentos y bebidas para personas	9.911.000	0	0	0	0	9.911.000
402	01	99	00	Otros productos alimenticios y agropecuarios	40.000	0	0	0	0	40.000
402	02	00	00	Productos de minas, canteras y yacimientos	600.000	0	0	0	0	600.000
402	02	05	00	Piedra, arcilla, arena y tierra	600.000	0	0	0	0	600.000
402	03	00	00	Textiles y vestuarios	3.360.000	0	0	0	0	3.360.000
402	03	01	00	Textiles	400.000	0	0	0	0	400.000
402	03	02	00	Prendas de vestir	2.960.000	0	0	0	0	2.960.000
402	04	00	00	Productos de cuero y caucho	1.874.000	0	0	0	0	1.874.000
402	04	03	00	Cauchos y tripas para vehículos	1.864.000	0	0	0	0	1.864.000
402	04	99	00	Otros productos de cuero y caucho	10.000	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	9.552.973	0	0	0	0	9.552.973

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	1.215.000	0	0	0	0	1.215.000
402	05	02	00	Envases y cajas de papel y cartón	460.000	0	0	0	0	460.000
402	05	03	00	Productos de papel y cartón para oficina	4.380.973	0	0	0	0	4.380.973
402	05	04	00	Libros, revistas y periódicos	348.000	0	0	0	0	348.000
402	05	06	00	Productos de papel y cartón para computación	1.604.000	0	0	0	0	1.604.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.525.000	0	0	0	0	1.525.000
402	05	99	00	Otros productos de pulpa, papel y cartón	20.000	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	19.744.095	0	0	0	0	19.744.095
402	06	03	00	Tintas, pinturas y colorantes	17.524.295	0	0	0	0	17.524.295
402	06	04	00	Productos farmacéuticos y medicamentos	132.000	0	0	0	0	132.000
402	06	05	00	Productos de tocador	225.000	0	0	0	0	225.000
402	06	06	00	Combustibles y lubricantes	607.800	0	0	0	0	607.800
402	06	08	00	Productos plásticos	1.240.000	0	0	0	0	1.240.000
402	06	99	00	Otros productos de la industria química y conexos	15.000	0	0	0	0	15.000
402	07	00	00	Productos minerales no metálicos	89.000	0	0	0	0	89.000
402	07	01	00	Productos de barro, loza y porcelana	54.000	0	0	0	0	54.000
402	07	02	00	Vidrios y productos de vidrio	20.000	0	0	0	0	20.000
402	07	04	00	Cemento, cal y yeso	10.000	0	0	0	0	10.000
402	07	99	00	Otros productos minerales no metálicos	5.000	0	0	0	0	5.000
402	08	00	00	Productos metálicos	6.555.000	0	0	0	0	6.555.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	370.000	0	0	0	0	370.000
402	08	04	00	Productos metálicos estructurales	20.000	0	0	0	0	20.000
402	08	07	00	Material de señalamiento	15.000	0	0	0	0	15.000
402	08	08	00	Material de educación	10.000	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.270.000	0	0	0	0	4.270.000
402	08	10	00	Repuestos y accesorios para otros equipos	1.300.000	0	0	0	0	1.300.000
402	08	99	00	Otros productos metálicos	570.000	0	0	0	0	570.000
402	09	00	00	Productos de madera	14.000	0	0	0	0	14.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	9.000	0	0	0	0	9.000
402	09	99	00	Otros productos de madera	5.000	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	18.559.697	0	0	0	0	18.559.697

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	3.210.000	0	0	0	0	3.210.000
402	10	03	00	Utensilios de cocina y comedor	83.897	0	0	0	0	83.897
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.000	0	0	0	0	2.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.410.400	0	0	0	0	3.410.400
402	10	06	00	Condecoraciones, ofrendas y similares	605.000	0	0	0	0	605.000
402	10	07	00	Productos de seguridad en el trabajo	1.030.000	0	0	0	0	1.030.000
402	10	08	00	Materiales para equipos de computación	5.665.400	0	0	0	0	5.665.400
402	10	11	00	Materiales eléctricos	2.545.000	0	0	0	0	2.545.000
402	10	12	00	Materiales para instalaciones sanitarias	1.850.000	0	0	0	0	1.850.000
402	10	13	00	Materiales fotográficos	15.000	0	0	0	0	15.000
402	10	99	00	Otros productos y útiles diversos	143.000	0	0	0	0	143.000
402	99	00	00	Otros materiales y suministros	1.071.000	0	0	0	0	1.071.000
402	99	01	00	Otros materiales y suministros	1.071.000	0	0	0	0	1.071.000
403	**00**	**00**	**00**	**Servicios no personales**	**207.806.109**	**0**	**0**	**0**	**0**	**207.806.109**
403	01	00	00	Alquileres de inmuebles	9.562.000	0	0	0	0	9.562.000
403	01	01	00	Alquileres de edificios y locales	8.862.000	0	0	0	0	8.862.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	700.000	0	0	0	0	700.000
403	02	00	00	Alquileres de maquinaria y equipos	3.925.000	0	0	0	0	3.925.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	625.000	0	0	0	0	625.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	2.800.000	0	0	0	0	2.800.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	500.000
403	04	00	00	Servicios básicos	20.673.741	0	0	0	0	20.673.741
403	04	01	00	Electricidad	874.000	0	0	0	0	874.000
403	04	03	00	Agua	300.000	0	0	0	0	300.000
403	04	04	00	Teléfonos	8.430.000	0	0	0	0	8.430.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	5.430.000	0	0	0	0	5.430.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	3.000.000	0	0	0	0	3.000.000
403	04	05	00	Servicio de comunicaciones	2.906.741	0	0	0	0	2.906.741
403	04	06	00	Servicio de aseo urbano y domiciliario	103.000	0	0	0	0	103.000
403	04	07	00	Servicio de condominio	8.060.000	0	0	0	0	8.060.000
403	06	00	00	Servicios de transporte y almacenaje	2.580.000	0	0	0	0	2.580.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	01	00	Fletes y embalajes	260.000	0	0	0	0	260.000
403	06	03	00	Estacionamiento	2.160.000	0	0	0	0	2.160.000
403	06	04	00	Peaje	5.000	0	0	0	0	5.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	155.000	0	0	0	0	155.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	12.178.032	0	0	0	0	12.178.032
403	07	01	00	Publicidad y propaganda	3.768.892	0	0	0	0	3.768.892
403	07	02	00	Imprenta y reproducción	3.485.700	0	0	0	0	3.485.700
403	07	03	00	Relaciones sociales	2.693.440	0	0	0	0	2.693.440
403	07	04	00	Avisos	2.230.000	0	0	0	0	2.230.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	10.015.000	0	0	0	0	10.015.000
403	08	01	00	Primas y gastos de seguros	9.960.000	0	0	0	0	9.960.000
403	08	02	00	Comisiones y gastos bancarios	55.000	0	0	0	0	55.000
403	09	00	00	Viáticos y pasajes	25.442.407	0	0	0	0	25.442.407
403	09	01	00	Viáticos y pasajes dentro del país	17.437.407	0	0	0	0	17.437.407
403	09	02	00	Viáticos y pasajes fuera del país	7.950.000	0	0	0	0	7.950.000
403	09	03	00	Asignación por kilómetros recorridos	55.000	0	0	0	0	55.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	11.000.000	0	0	0	0	11.000.000
403	10	02	00	Servicios de contabilidad y auditoría	150.000	0	0	0	0	150.000
403	10	03	00	Servicios de procesamiento de datos	850.000	0	0	0	0	850.000
403	10	07	00	Servicios de capacitación y adiestramiento	7.180.000	0	0	0	0	7.180.000
403	10	99	00	Otros servicios profesionales y técnicos	2.820.000	0	0	0	0	2.820.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	15.150.513	0	0	0	0	15.150.513
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	11.280.000	0	0	0	0	11.280.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	770.000	0	0	0	0	770.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.662.513	0	0	0	0	2.662.513
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	438.000	0	0	0	0	438.000
403	12	00	00	Conservación y reparaciones menores de obras	8.580.000	0	0	0	0	8.580.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	8.580.000	0	0	0	0	8.580.000
403	13	00	00	Servicios de construcciones temporales	450.000	0	0	0	0	450.000
403	13	01	00	Servicios de construcciones temporales	450.000	0	0	0	0	450.000
403	15	00	00	Servicios fiscales	621.000	0	0	0	0	621.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	15	02	00	Tasas y otros derechos obligatorios	501.000	0	0	0	0	501.000
403	15	99	00	Otros servicios fiscales	120.000	0	0	0	0	120.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	43.950.000	0	0	0	0	43.950.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	43.950.000	0	0	0	0	43.950.000
403	18	00	00	Impuestos indirectos	41.954.538	0	0	0	0	41.954.538
403	18	01	00	Impuesto al valor agregado	41.951.538	0	0	0	0	41.951.538
403	18	99	00	Otros impuestos indirectos	3.000	0	0	0	0	3.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	870.027	0	0	0	0	870.027
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	870.027	0	0	0	0	870.027
403	99	00	00	Otros servicios no personales	853.851	0	0	0	0	853.851
403	99	01	00	Otros servicios no personales	853.851	0	0	0	0	853.851
404	**00**	**00**	**00**	**Activos reales**	**62.619.148**	**0**	**0**	**0**	**0**	**62.619.148**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	5.835.000	0	0	0	0	5.835.000
404	01	01	00	Repuestos mayores	1.905.000	0	0	0	0	1.905.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	15.000	0	0	0	0	15.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.820.000	0	0	0	0	1.820.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	70.000	0	0	0	0	70.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	3.930.000	0	0	0	0	3.930.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	3.900.000	0	0	0	0	3.900.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	30.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	150.000	0	0	0	0	150.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	150.000	0	0	0	0	150.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	587.534	0	0	0	0	587.534
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	80.000	0	0	0	0	80.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	507.534	0	0	0	0	507.534
404	04	00	00	Equipos de transporte, tracción y elevación	12.378.383	0	0	0	0	12.378.383
404	04	01	00	Vehículos automotores terrestres	12.353.383	0	0	0	0	12.353.383
404	04	06	00	Equipos auxiliares de transporte	25.000	0	0	0	0	25.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	375.000	0	0	0	0	375.000
404	05	01	00	Equipos de telecomunicaciones	375.000	0	0	0	0	375.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	197.000	0	0	0	0	197.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	112.000	0	0	0	0	112.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	85.000	0	0	0	0	85.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	41.096.231	0	0	0	0	41.096.231
404	09	01	00	Mobiliario y equipos de oficina	9.492.191	0	0	0	0	9.492.191
404	09	02	00	Equipos de computación	25.179.981	0	0	0	0	25.179.981
404	09	03	00	Mobiliario y equipos de alojamiento	6.424.059	0	0	0	0	6.424.059
404	99	00	00	Otros activos reales	2.000.000	0	0	0	0	2.000.000
404	99	01	00	Otros activos reales	2.000.000	0	0	0	0	2.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**368.822.393**	**0**	**0**	**0**	**0**	**368.822.393**
407	01	00	00	Transferencias y donaciones corrientes internas	368.822.393	0	0	0	0	368.822.393
407	01	01	00	Transferencias corrientes internas al sector privado	368.822.393	0	0	0	0	368.822.393
407	01	01	01	Pensiones del personal empleado, obrero y militar	42.896.120	0	0	0	0	42.896.120
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	88.888.564	0	0	0	0	88.888.564
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	14.052.225	0	0	0	0	14.052.225
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	3.200.007	0	0	0	0	3.200.007
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	27.170.000	0	0	0	0	27.170.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	33.841.555	0	0	0	0	33.841.555
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	27.826.387	0	0	0	0	27.826.387
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	7.185.535	0	0	0	0	7.185.535
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	53.105.000	0	0	0	0	53.105.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	64.757.000	0	0	0	0	64.757.000
407	01	01	73	Subsidios a instituciones benéficas privadas	5.000.000	0	0	0	0	5.000.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	900.000	0	0	0	0	900.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**8.975.000**	**0**	**0**	**0**	**0**	**8.975.000**
411	11	00	00	Obligaciones de ejercicios anteriores	8.975.000	0	0	0	0	8.975.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	8.975.000	0	0	0	0	8.975.000
				Totales	**1.710.842.202**	**0**	**0**	**0**	**0**	**1.710.842.202**

54
Ministerio del Poder Popular para la Salud

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**36.248.671.227**	**0**	**0**	**0**	**0**	**36.248.671.227**
401	01	00	00	Sueldos, salarios y otras retribuciones	9.298.991.128	0	0	0	0	9.298.991.128
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.375.966.328	0	0	0	0	4.375.966.328
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	13.836.443	0	0	0	0	13.836.443
401	01	03	00	Suplencias a empleados	20.080.023	0	0	0	0	20.080.023
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.662.149.709	0	0	0	0	1.662.149.709
401	01	12	00	Salarios a obreros en puestos no permanentes	191.885.692	0	0	0	0	191.885.692
401	01	13	00	Suplencias a obreros	20.061.561	0	0	0	0	20.061.561
401	01	18	00	Remuneraciones al personal contratado	3.013.146.335	0	0	0	0	3.013.146.335
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	3.011.346.335	0	0	0	0	3.011.346.335
401	01	18	02	Remuneraciones por honorarios profesionales	1.800.000	0	0	0	0	1.800.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	953.379	0	0	0	0	953.379
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	155.838	0	0	0	0	155.838
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	755.820	0	0	0	0	755.820
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.330.198.418	0	0	0	0	1.330.198.418
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	887.721.031	0	0	0	0	887.721.031
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	5.350	0	0	0	0	5.350
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	442.350.601	0	0	0	0	442.350.601
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	45.854	0	0	0	0	45.854
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	75.582	0	0	0	0	75.582
401	03	00	00	Primas	5.617.222.720	0	0	0	0	5.617.222.720
401	03	01	00	Primas por mérito a empleados	1.232.141	0	0	0	0	1.232.141
401	03	02	00	Primas de transporte a empleados	99.551.312	0	0	0	0	99.551.312
401	03	03	00	Primas por hogar a empleados	2.388	0	0	0	0	2.388
401	03	04	00	Primas por hijos a empleados	40.848.259	0	0	0	0	40.848.259
401	03	08	00	Primas de profesionalización a empleados	1.151.139.975	0	0	0	0	1.151.139.975
401	03	09	00	Primas por antigüedad a empleados	737.760.275	0	0	0	0	737.760.275
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	49.817.455	0	0	0	0	49.817.455
401	03	16	00	Primas por mérito a obreros	2.316.975	0	0	0	0	2.316.975
401	03	17	00	Primas de transporte a obreros	56.748.666	0	0	0	0	56.748.666

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	18	00	Primas por hogar a obreros	11.484	0	0	0	0	11.484
401	03	19	00	Primas por hijos de obreros	30.021.317	0	0	0	0	30.021.317
401	03	21	00	Primas por antigüedad a obreros	182.002.385	0	0	0	0	182.002.385
401	03	22	00	Primas de profesionalización a obreros	35.173.068	0	0	0	0	35.173.068
401	03	37	00	Primas de transporte al personal contratado	44.579.724	0	0	0	0	44.579.724
401	03	39	00	Primas por hijos al personal contratado	8.374.830	0	0	0	0	8.374.830
401	03	40	00	Primas de profesionalización al personal contratado	1.055.492.003	0	0	0	0	1.055.492.003
401	03	41	00	Primas por antigüedad al personal contratado	299.798.278	0	0	0	0	299.798.278
401	03	47	00	Primas al personal de alto nivel y de dirección	9.992.866	0	0	0	0	9.992.866
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.470.790	0	0	0	0	1.470.790
401	03	96	00	Otras primas al personal contratado	753.021.560	0	0	0	0	753.021.560
401	03	97	00	Otras primas a empleados	879.920.419	0	0	0	0	879.920.419
401	03	98	00	Otras primas a obreros	177.946.550	0	0	0	0	177.946.550
401	04	00	00	Complementos de sueldos y salarios	10.297.899.322	0	0	0	0	10.297.899.322
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	3.988.158	0	0	0	0	3.988.158
401	04	02	00	Complemento a empleados por trabajo nocturno	1.426.385.363	0	0	0	0	1.426.385.363
401	04	03	00	Complemento a empleados por gastos de alimentación	27.317.961	0	0	0	0	27.317.961
401	04	06	00	Complemento a empleados por comisión de servicios	406.706	0	0	0	0	406.706
401	04	07	00	Bonificación a empleados	1.814.200	0	0	0	0	1.814.200
401	04	08	00	Bono compensatorio de alimentación a empleados	1.944.119.220	0	0	0	0	1.944.119.220
401	04	10	00	Complemento a empleados por días feriados	496.562.716	0	0	0	0	496.562.716
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	4.949.973	0	0	0	0	4.949.973
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	330.983.690	0	0	0	0	330.983.690
401	04	16	00	Complemento a obreros por gastos de alimentación	446.270	0	0	0	0	446.270
401	04	18	00	Bono compensatorio de alimentación a obreros	1.252.120.216	0	0	0	0	1.252.120.216
401	04	20	00	Complemento a obreros por días feriados	190.766.860	0	0	0	0	190.766.860
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	2.265.088	0	0	0	0	2.265.088
401	04	25	00	Complemento al personal contratado por gastos de alimentación	8.999.220	0	0	0	0	8.999.220
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.544.534.227	0	0	0	0	2.544.534.227
401	04	27	00	Bono compensatorio de transporte al personal contratado	3.600	0	0	0	0	3.600
401	04	28	00	Complemento al personal contratado por días feriados	493.561.499	0	0	0	0	493.561.499

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	96	00	Otros complementos a empleados	126.438.845	0	0	0	0	126.438.845
401	04	97	00	Otros complementos a obreros	44.902.016	0	0	0	0	44.902.016
401	04	98	00	Otros complementos al personal contratado	1.397.333.494	0	0	0	0	1.397.333.494
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.988.114.502	0	0	0	0	2.988.114.502
401	05	01	00	Aguinaldos a empleados	26.620.357	0	0	0	0	26.620.357
401	05	03	00	Bono vacacional a empleados	1.429.319.401	0	0	0	0	1.429.319.401
401	05	04	00	Aguinaldos a obreros	23.679.021	0	0	0	0	23.679.021
401	05	06	00	Bono vacacional a obreros	504.816.063	0	0	0	0	504.816.063
401	05	07	00	Aguinaldos al personal contratado	14.503.383	0	0	0	0	14.503.383
401	05	08	00	Bono vacacional al personal contratado	965.725.320	0	0	0	0	965.725.320
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.414.707	0	0	0	0	1.414.707
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	22.036.250	0	0	0	0	22.036.250
401	06	00	00	Aportes patronales y legales	1.959.595.351	0	0	0	0	1.959.595.351
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	526.713.086	0	0	0	0	526.713.086
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	188.446.018	0	0	0	0	188.446.018
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	117.526.930	0	0	0	0	117.526.930
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	117.098.384	0	0	0	0	117.098.384
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	155.681.628	0	0	0	0	155.681.628
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	39.822.794	0	0	0	0	39.822.794
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	33.308.065	0	0	0	0	33.308.065
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	38.189.260	0	0	0	0	38.189.260
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	494.977.489	0	0	0	0	494.977.489
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	118.798.554	0	0	0	0	118.798.554
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	117.310.408	0	0	0	0	117.310.408
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.475.545	0	0	0	0	2.475.545
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	743.069	0	0	0	0	743.069
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	574.948	0	0	0	0	574.948
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	534.760	0	0	0	0	534.760
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	234.041	0	0	0	0	234.041

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	95	00	Otros aportes legales por personal contratado	7.160.372	0	0	0	0	7.160.372
401	07	00	00	Asistencia socio-económica	463.307.229	0	0	0	0	463.307.229
401	07	01	00	Capacitación y adiestramiento a empleados	2.341.808	0	0	0	0	2.341.808
401	07	02	00	Becas a empleados	4.617.890	0	0	0	0	4.617.890
401	07	03	00	Ayudas por matrimonio a empleados	804.109	0	0	0	0	804.109
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.901.850	0	0	0	0	1.901.850
401	07	05	00	Ayudas por defunción a empleados	1.876.258	0	0	0	0	1.876.258
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	53.879.731	0	0	0	0	53.879.731
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	33.507.573	0	0	0	0	33.507.573
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	3.172	0	0	0	0	3.172
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.461.586	0	0	0	0	3.461.586
401	07	10	00	Dotación de uniformes a empleados	55.096.220	0	0	0	0	55.096.220
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	41.954.480	0	0	0	0	41.954.480
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.935.730	0	0	0	0	3.935.730
401	07	17	00	Capacitación y adiestramiento a obreros	840.800	0	0	0	0	840.800
401	07	18	00	Becas a obreros	4.124.387	0	0	0	0	4.124.387
401	07	19	00	Ayudas por matrimonio de obreros	850.041	0	0	0	0	850.041
401	07	20	00	Ayudas por nacimiento de hijos de obreros	737.082	0	0	0	0	737.082
401	07	21	00	Ayudas por defunción a obreros	1.042.903	0	0	0	0	1.042.903
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	37.666.118	0	0	0	0	37.666.118
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	17.515.741	0	0	0	0	17.515.741
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.971.492	0	0	0	0	2.971.492
401	07	26	00	Dotación de uniformes a obreros	46.429.357	0	0	0	0	46.429.357
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	32.108.807	0	0	0	0	32.108.807
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	4.168.070	0	0	0	0	4.168.070
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	3.000	0	0	0	0	3.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	5.000	0	0	0	0	5.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	203.544	0	0	0	0	203.544
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	41.208	0	0	0	0	41.208
401	07	74	00	Capacitación y adiestramiento al personal contratado	3.049.800	0	0	0	0	3.049.800

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	75	00	Becas al personal contratado	3.097.810	0	0	0	0	3.097.810
401	07	76	00	Ayudas por matrimonio al personal contratado	299.663	0	0	0	0	299.663
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	504.383	0	0	0	0	504.383
401	07	78	00	Ayudas por defunción al personal contratado	729.778	0	0	0	0	729.778
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	31.725.734	0	0	0	0	31.725.734
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	11.053.145	0	0	0	0	11.053.145
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	59.364	0	0	0	0	59.364
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	2.070.796	0	0	0	0	2.070.796
401	07	83	00	Dotación de uniformes al personal contratado	15.842.086	0	0	0	0	15.842.086
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	9.544.138	0	0	0	0	9.544.138
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	1.570.115	0	0	0	0	1.570.115
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	120.000	0	0	0	0	120.000
401	07	96	00	Otras subvenciones a empleados	13.491.987	0	0	0	0	13.491.987
401	07	97	00	Otras subvenciones a obreros	10.610.195	0	0	0	0	10.610.195
401	07	99	00	Otras subvenciones al personal contratado	7.450.278	0	0	0	0	7.450.278
401	08	00	00	Prestaciones sociales e indemnizaciones	4.293.297.452	0	0	0	0	4.293.297.452
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.008.297.189	0	0	0	0	2.008.297.189
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.203.587.299	0	0	0	0	1.203.587.299
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.078.824.540	0	0	0	0	1.078.824.540
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.588.424	0	0	0	0	2.588.424
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	45.105	0	0	0	0	45.105
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	45.105	0	0	0	0	45.105
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.344.689.004**	**0**	**0**	**0**	**0**	**4.344.689.004**
402	01	00	00	Productos alimenticios y agropecuarios	263.382.103	0	0	0	0	263.382.103
402	01	01	00	Alimentos y bebidas para personas	263.090.103	0	0	0	0	263.090.103
402	01	02	00	Alimentos para animales	292.000	0	0	0	0	292.000
402	02	00	00	Productos de minas, canteras y yacimientos	160.581	0	0	0	0	160.581
402	02	04	00	Mineral no ferroso	200	0	0	0	0	200
402	02	05	00	Piedra, arcilla, arena y tierra	160.381	0	0	0	0	160.381
402	03	00	00	Textiles y vestuarios	13.198.455	0	0	0	0	13.198.455

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	03	01	00	Textiles	5.108.074	0	0	0	0	5.108.074
402	03	02	00	Prendas de vestir	7.201.003	0	0	0	0	7.201.003
402	03	03	00	Calzados	878.878	0	0	0	0	878.878
402	03	99	00	Otros productos textiles y vestuarios	10.500	0	0	0	0	10.500
402	04	00	00	Productos de cuero y caucho	18.434.757	0	0	0	0	18.434.757
402	04	01	00	Cueros y pieles	200.000	0	0	0	0	200.000
402	04	03	00	Cauchos y tripas para vehículos	18.224.757	0	0	0	0	18.224.757
402	04	99	00	Otros productos de cuero y caucho	10.000	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	63.564.072	0	0	0	0	63.564.072
402	05	01	00	Pulpa de madera, papel y cartón	7.653.410	0	0	0	0	7.653.410
402	05	02	00	Envases y cajas de papel y cartón	3.819.602	0	0	0	0	3.819.602
402	05	03	00	Productos de papel y cartón para oficina	34.925.362	0	0	0	0	34.925.362
402	05	04	00	Libros, revistas y periódicos	345.105	0	0	0	0	345.105
402	05	05	00	Material de enseñanza	88.825	0	0	0	0	88.825
402	05	06	00	Productos de papel y cartón para computación	7.196.170	0	0	0	0	7.196.170
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	9.105.082	0	0	0	0	9.105.082
402	05	99	00	Otros productos de pulpa, papel y cartón	430.516	0	0	0	0	430.516
402	06	00	00	Productos químicos y derivados	2.815.334.078	0	0	0	0	2.815.334.078
402	06	01	00	Sustancias químicas y de uso industrial	7.042.469	0	0	0	0	7.042.469
402	06	02	00	Abonos, plaguicidas y otros	5.939.458	0	0	0	0	5.939.458
402	06	03	00	Tintas, pinturas y colorantes	36.986.166	0	0	0	0	36.986.166
402	06	04	00	Productos farmacéuticos y medicamentos	1.745.132.579	0	0	0	0	1.745.132.579
402	06	05	00	Productos de tocador	3.508.820	0	0	0	0	3.508.820
402	06	06	00	Combustibles y lubricantes	6.028.700	0	0	0	0	6.028.700
402	06	08	00	Productos plásticos	16.360.764	0	0	0	0	16.360.764
402	06	99	00	Otros productos de la industria química y conexos	994.335.122	0	0	0	0	994.335.122
402	07	00	00	Productos minerales no metálicos	10.167.613	0	0	0	0	10.167.613
402	07	01	00	Productos de barro, loza y porcelana	2.133.759	0	0	0	0	2.133.759
402	07	02	00	Vidrios y productos de vidrio	4.117.857	0	0	0	0	4.117.857
402	07	03	00	Productos de arcilla para construcción	1.656.043	0	0	0	0	1.656.043
402	07	04	00	Cemento, cal y yeso	2.154.954	0	0	0	0	2.154.954

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	99	00	Otros productos minerales no metálicos	105.000	0	0	0	0	105.000
402	08	00	00	Productos metálicos	38.570.800	0	0	0	0	38.570.800
402	08	01	00	Productos primarios de hierro y acero	1.609.870	0	0	0	0	1.609.870
402	08	02	00	Productos de metales no ferrosos	1.603.126	0	0	0	0	1.603.126
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	16.019.849	0	0	0	0	16.019.849
402	08	04	00	Productos metálicos estructurales	487.931	0	0	0	0	487.931
402	08	07	00	Material de señalamiento	390.200	0	0	0	0	390.200
402	08	08	00	Material de educación	16.000	0	0	0	0	16.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	16.051.939	0	0	0	0	16.051.939
402	08	10	00	Repuestos y accesorios para otros equipos	1.684.961	0	0	0	0	1.684.961
402	08	99	00	Otros productos metálicos	706.924	0	0	0	0	706.924
402	09	00	00	Productos de madera	1.480.416	0	0	0	0	1.480.416
402	09	01	00	Productos primarios de madera	1.299.834	0	0	0	0	1.299.834
402	09	02	00	Muebles y accesorios de madera para edificaciones	173.582	0	0	0	0	173.582
402	09	99	00	Otros productos de madera	7.000	0	0	0	0	7.000
402	10	00	00	Productos varios y útiles diversos	1.112.344.106	0	0	0	0	1.112.344.106
402	10	01	00	Artículos de deporte, recreación y juguetes	440.290	0	0	0	0	440.290
402	10	02	00	Materiales y útiles de limpieza y aseo	45.911.912	0	0	0	0	45.911.912
402	10	03	00	Utensilios de cocina y comedor	1.069.440	0	0	0	0	1.069.440
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	975.436.015	0	0	0	0	975.436.015
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.546.425	0	0	0	0	20.546.425
402	10	06	00	Condecoraciones, ofrendas y similares	1.320.885	0	0	0	0	1.320.885
402	10	07	00	Productos de seguridad en el trabajo	13.116.679	0	0	0	0	13.116.679
402	10	08	00	Materiales para equipos de computación	27.501.023	0	0	0	0	27.501.023
402	10	11	00	Materiales eléctricos	11.195.466	0	0	0	0	11.195.466
402	10	12	00	Materiales para instalaciones sanitarias	7.435.703	0	0	0	0	7.435.703
402	10	13	00	Materiales fotográficos	6.570.324	0	0	0	0	6.570.324
402	10	99	00	Otros productos y útiles diversos	1.799.944	0	0	0	0	1.799.944
402	99	00	00	Otros materiales y suministros	8.052.023	0	0	0	0	8.052.023
402	99	01	00	Otros materiales y suministros	8.052.023	0	0	0	0	8.052.023
403	**00**	**00**	**00**	**Servicios no personales**	**2.825.545.586**	**0**	**0**	**0**	**0**	**2.825.545.586**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	01	00	00	Alquileres de inmuebles	2.168.000	0	0	0	0	2.168.000
403	01	01	00	Alquileres de edificios y locales	2.150.000	0	0	0	0	2.150.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	18.000	0	0	0	0	18.000
403	02	00	00	Alquileres de maquinaria y equipos	163.554.544	0	0	0	0	163.554.544
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	163.254.094	0	0	0	0	163.254.094
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	300.450	0	0	0	0	300.450
403	03	00	00	Derechos sobre bienes intangibles	80.000	0	0	0	0	80.000
403	03	03	00	Paquetes y programas de computación	80.000	0	0	0	0	80.000
403	04	00	00	Servicios básicos	78.264.523	0	0	0	0	78.264.523
403	04	01	00	Electricidad	45.605.526	0	0	0	0	45.605.526
403	04	02	00	Gas	300.073	0	0	0	0	300.073
403	04	03	00	Agua	18.591.443	0	0	0	0	18.591.443
403	04	04	00	Teléfonos	12.080.603	0	0	0	0	12.080.603
403	04	04	01	Servicios de telefonía prestados por organismos públicos	10.680.852	0	0	0	0	10.680.852
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.399.751	0	0	0	0	1.399.751
403	04	05	00	Servicio de comunicaciones	1.036.951	0	0	0	0	1.036.951
403	04	06	00	Servicio de aseo urbano y domiciliario	649.927	0	0	0	0	649.927
403	06	00	00	Servicios de transporte y almacenaje	21.712.818	0	0	0	0	21.712.818
403	06	01	00	Fletes y embalajes	1.356.656	0	0	0	0	1.356.656
403	06	02	00	Almacenaje	20.044.896	0	0	0	0	20.044.896
403	06	03	00	Estacionamiento	43.482	0	0	0	0	43.482
403	06	04	00	Peaje	240	0	0	0	0	240
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	267.544	0	0	0	0	267.544
403	07	00	00	Servicios de información, impresión y relaciones públicas	48.358.382	0	0	0	0	48.358.382
403	07	01	00	Publicidad y propaganda	6.117.583	0	0	0	0	6.117.583
403	07	02	00	Imprenta y reproducción	22.160.132	0	0	0	0	22.160.132
403	07	03	00	Relaciones sociales	16.827.620	0	0	0	0	16.827.620
403	07	04	00	Avisos	3.253.047	0	0	0	0	3.253.047
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	80.345.734	0	0	0	0	80.345.734
403	08	01	00	Primas y gastos de seguros	80.006.200	0	0	0	0	80.006.200
403	08	02	00	Comisiones y gastos bancarios	338.534	0	0	0	0	338.534

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	08	03	00	Comisiones y gastos de adquisición de seguros	1.000	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	76.151.145	0	0	0	0	76.151.145
403	09	01	00	Viáticos y pasajes dentro del país	68.889.615	0	0	0	0	68.889.615
403	09	02	00	Viáticos y pasajes fuera del país	7.250.045	0	0	0	0	7.250.045
403	09	03	00	Asignación por kilómetros recorridos	11.485	0	0	0	0	11.485
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	71.629.227	0	0	0	0	71.629.227
403	10	02	00	Servicios de contabilidad y auditoría	207.210	0	0	0	0	207.210
403	10	03	00	Servicios de procesamiento de datos	9.095.334	0	0	0	0	9.095.334
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	6.408.132	0	0	0	0	6.408.132
403	10	07	00	Servicios de capacitación y adiestramiento	5.467.835	0	0	0	0	5.467.835
403	10	09	00	Servicios de lavandería y tintorería	652.300	0	0	0	0	652.300
403	10	10	00	Servicios de vigilancia	1.275.000	0	0	0	0	1.275.000
403	10	11	00	Servicios para la elaboración y suministro de comida	46.643.029	0	0	0	0	46.643.029
403	10	99	00	Otros servicios profesionales y técnicos	1.880.387	0	0	0	0	1.880.387
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	966.770.897	0	0	0	0	966.770.897
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	175.918	0	0	0	0	175.918
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	387.630.596	0	0	0	0	387.630.596
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	661.298	0	0	0	0	661.298
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	546.228.891	0	0	0	0	546.228.891
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	50.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	30.324.809	0	0	0	0	30.324.809
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.699.385	0	0	0	0	1.699.385
403	12	00	00	Conservación y reparaciones menores de obras	56.361.721	0	0	0	0	56.361.721
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	56.361.721	0	0	0	0	56.361.721
403	15	00	00	Servicios fiscales	120.204.500	0	0	0	0	120.204.500
403	15	01	00	Derechos de importación y servicios aduaneros	120.204.500	0	0	0	0	120.204.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	58.675.580	0	0	0	0	58.675.580
403	16	01	00	Servicios de diversión, esparcimiento y culturales	58.675.580	0	0	0	0	58.675.580
403	18	00	00	Impuestos indirectos	510.862.852	0	0	0	0	510.862.852
403	18	01	00	Impuesto al valor agregado	510.862.852	0	0	0	0	510.862.852

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	91.679.040	0	0	0	0	91.679.040
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	91.679.040	0	0	0	0	91.679.040
403	99	00	00	Otros servicios no personales	478.726.623	0	0	0	0	478.726.623
403	99	01	00	Otros servicios no personales	478.726.623	0	0	0	0	478.726.623
404	**00**	**00**	**00**	**Activos reales**	**312.553.049**	**0**	**0**	**0**	**0**	**312.553.049**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	29.003.106	0	0	0	0	29.003.106
404	01	01	00	Repuestos mayores	5.635.693	0	0	0	0	5.635.693
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	117.468	0	0	0	0	117.468
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	2.791.174	0	0	0	0	2.791.174
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	35.000	0	0	0	0	35.000
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	1.006.301	0	0	0	0	1.006.301
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	145.700	0	0	0	0	145.700
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	1.487.750	0	0	0	0	1.487.750
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	52.300	0	0	0	0	52.300
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	23.367.413	0	0	0	0	23.367.413
404	01	02	01	Reparaciones, mejoras y adiciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	372.000	0	0	0	0	372.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	11.961.688	0	0	0	0	11.961.688
404	01	02	03	Reparaciones, mejoras y adiciones mayores de equipos de comunicaciones y de señalamiento	33.000	0	0	0	0	33.000
404	01	02	04	Reparaciones, mejoras y adiciones mayores de equipos médico-quirúrgicos, dentales y de veterinaria	6.808.153	0	0	0	0	6.808.153
404	01	02	05	Reparaciones, mejoras y adiciones mayores de equipos científicos, religiosos, de enseñanza y recreación	62.500	0	0	0	0	62.500
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	2.603.522	0	0	0	0	2.603.522
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	1.526.550	0	0	0	0	1.526.550
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	12.790.616	0	0	0	0	12.790.616
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	10.000	0	0	0	0	10.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	36.913	0	0	0	0	36.913
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	3.705.017	0	0	0	0	3.705.017
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	6.559.705	0	0	0	0	6.559.705
404	03	05	00	Maquinaria y equipos industriales y de taller	36.348	0	0	0	0	36.348
404	03	06	00	Maquinaria y equipos de energía	1.238.233	0	0	0	0	1.238.233

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	03	08	00	Equipos de almacén	8.400	0	0	0	0	8.400
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	1.196.000	0	0	0	0	1.196.000
404	04	00	00	Equipos de transporte, tracción y elevación	13.371.595	0	0	0	0	13.371.595
404	04	01	00	Vehículos automotores terrestres	10.693.000	0	0	0	0	10.693.000
404	04	03	00	Equipos marítimos de transporte	1.477.205	0	0	0	0	1.477.205
404	04	05	00	Vehículos de tracción no motorizados	1.081.390	0	0	0	0	1.081.390
404	04	06	00	Equipos auxiliares de transporte	120.000	0	0	0	0	120.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	11.121.577	0	0	0	0	11.121.577
404	05	01	00	Equipos de telecomunicaciones	9.370.318	0	0	0	0	9.370.318
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	1.751.259	0	0	0	0	1.751.259
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	143.595.190	0	0	0	0	143.595.190
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	143.397.832	0	0	0	0	143.397.832
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	197.358	0	0	0	0	197.358
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	4.316.547	0	0	0	0	4.316.547
404	07	01	00	Equipos científicos y de laboratorio	3.247.847	0	0	0	0	3.247.847
404	07	02	00	Equipos de enseñanza, deporte y recreación	990.650	0	0	0	0	990.650
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	68.050	0	0	0	0	68.050
404	07	06	00	Instrumentos musicales y equipos de audio	10.000	0	0	0	0	10.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	85.810.418	0	0	0	0	85.810.418
404	09	01	00	Mobiliario y equipos de oficina	34.322.641	0	0	0	0	34.322.641
404	09	02	00	Equipos de computación	30.105.139	0	0	0	0	30.105.139
404	09	03	00	Mobiliario y equipos de alojamiento	20.700.742	0	0	0	0	20.700.742
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	681.896	0	0	0	0	681.896
404	11	00	00	Inmuebles, maquinaria y equipos usados	50.000	0	0	0	0	50.000
404	11	05	00	Adquisición de maquinaria y equipos usados	50.000	0	0	0	0	50.000
404	11	05	05	Equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	50.000
404	12	00	00	Activos intangibles	12.414.000	0	0	0	0	12.414.000
404	12	04	00	Paquetes y programas de computación	11.913.000	0	0	0	0	11.913.000
404	12	05	00	Estudios y proyectos	501.000	0	0	0	0	501.000
404	99	00	00	Otros activos reales	80.000	0	0	0	0	80.000
404	99	01	00	Otros activos reales	80.000	0	0	0	0	80.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA SALUD

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**42.250.001.046**	**0**	**0**	**0**	**0**	**42.250.001.046**
407	01	00	00	Transferencias y donaciones corrientes internas	42.250.001.046	0	0	0	0	42.250.001.046
407	01	01	00	Transferencias corrientes internas al sector privado	5.046.707.046	0	0	0	0	5.046.707.046
407	01	01	01	Pensiones del personal empleado, obrero y militar	445.932.014	0	0	0	0	445.932.014
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	4.020.771.874	0	0	0	0	4.020.771.874
407	01	01	04	Becas universitarias en el país	19.238.400	0	0	0	0	19.238.400
407	01	01	05	Becas de perfeccionamiento profesional en el país	71.343.780	0	0	0	0	71.343.780
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	100	0	0	0	0	100
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	11.517.953	0	0	0	0	11.517.953
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	102.357.481	0	0	0	0	102.357.481
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	100	0	0	0	0	100
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	164.349.029	0	0	0	0	164.349.029
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	192.724.037	0	0	0	0	192.724.037
407	01	01	56	Otras asignaciones	3.225.600	0	0	0	0	3.225.600
407	01	01	70	Subsidios educacionales al sector privado	200.000	0	0	0	0	200.000
407	01	01	73	Subsidios a instituciones benéficas privadas	14.826.678	0	0	0	0	14.826.678
407	01	01	75	Subsidios a organismos laborales y gremiales	20.000	0	0	0	0	20.000
407	01	01	78	Subsidios científicos al sector privado	200.000	0	0	0	0	200.000
407	01	02	00	Donaciones corrientes internas al sector privado	14.125.686	0	0	0	0	14.125.686
407	01	02	01	Donaciones corrientes a personas	14.125.686	0	0	0	0	14.125.686
407	01	03	00	Transferencias corrientes internas al sector público	37.189.168.314	0	0	0	0	37.189.168.314
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	17.494.082.815	0	0	0	0	17.494.082.815
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	785.384.063	0	0	0	0	785.384.063
407	01	03	10	Transferencias corrientes al Poder Estadal	18.898.707.334	0	0	0	0	18.898.707.334
407	01	03	11	Transferencias corrientes al Poder Municipal	10.994.102	0	0	0	0	10.994.102
411	**00**	**00**	**00**	**Disminución de pasivos**	**728.963.084**	**0**	**0**	**0**	**0**	**728.963.084**
411	11	00	00	Obligaciones de ejercicios anteriores	728.963.084	0	0	0	0	728.963.084
411	11	04	00	Compromisos pendientes de ejercicios anteriores	353.278.925	0	0	0	0	353.278.925
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	375.684.159	0	0	0	0	375.684.159
				Totales	**86.710.422.996**	**0**	**0**	**0**	**0**	**86.710.422.996**

57

Ministerio del Poder Popular para las Comunas y los Movimientos Sociales

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**1.462.741.894**	0	0	0	0	**1.462.741.894**
401	01	00	00	Sueldos, salarios y otras retribuciones	395.597.160	0	0	0	0	395.597.160
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	83.800.693	0	0	0	0	83.800.693
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	74.253.378	0	0	0	0	74.253.378
401	01	18	00	Remuneraciones al personal contratado	181.373.484	0	0	0	0	181.373.484
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	174.757.663	0	0	0	0	174.757.663
401	01	18	02	Remuneraciones por honorarios profesionales	6.615.821	0	0	0	0	6.615.821
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	53.810.000	0	0	0	0	53.810.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	89.064	0	0	0	0	89.064
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	356.241	0	0	0	0	356.241
401	01	99	00	Otras retribuciones	1.914.300	0	0	0	0	1.914.300
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	11.123.969	0	0	0	0	11.123.969
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.710.148	0	0	0	0	5.710.148
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	4.939.203	0	0	0	0	4.939.203
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.041	0	0	0	0	25.041
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	449.577	0	0	0	0	449.577
401	03	00	00	Primas	69.181.782	0	0	0	0	69.181.782
401	03	03	00	Primas por hogar a empleados	1.914.053	0	0	0	0	1.914.053
401	03	04	00	Primas por hijos a empleados	2.187.489	0	0	0	0	2.187.489
401	03	08	00	Primas de profesionalización a empleados	3.997.179	0	0	0	0	3.997.179
401	03	09	00	Primas por antigüedad a empleados	3.117.172	0	0	0	0	3.117.172
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	9.055.369	0	0	0	0	9.055.369
401	03	18	00	Primas por hogar a obreros	1.899.693	0	0	0	0	1.899.693
401	03	19	00	Primas por hijos de obreros	2.171.078	0	0	0	0	2.171.078
401	03	21	00	Primas por antigüedad a obreros	3.083.148	0	0	0	0	3.083.148
401	03	22	00	Primas de profesionalización a obreros	6.502.430	0	0	0	0	6.502.430
401	03	38	00	Primas por hogar al personal contratado	8.577.597	0	0	0	0	8.577.597
401	03	39	00	Primas por hijos al personal contratado	836.000	0	0	0	0	836.000
401	03	40	00	Primas de profesionalización al personal contratado	8.014.850	0	0	0	0	8.014.850
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	130.407	0	0	0	0	130.407

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	47	00	Primas al personal de alto nivel y de dirección	4.088.183	0	0	0	0	4.088.183
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	9.189	0	0	0	0	9.189
401	03	95	00	Otras primas al personal de alto nivel y de dirección	522.243	0	0	0	0	522.243
401	03	97	00	Otras primas a empleados	6.562.468	0	0	0	0	6.562.468
401	03	98	00	Otras primas a obreros	6.513.234	0	0	0	0	6.513.234
401	04	00	00	Complementos de sueldos y salarios	300.669.599	0	0	0	0	300.669.599
401	04	06	00	Complemento a empleados por comisión de servicios	2.297.160	0	0	0	0	2.297.160
401	04	08	00	Bono compensatorio de alimentación a empleados	58.693.219	0	0	0	0	58.693.219
401	04	18	00	Bono compensatorio de alimentación a obreros	33.941.214	0	0	0	0	33.941.214
401	04	26	00	Bono compensatorio de alimentación al personal contratado	69.757.577	0	0	0	0	69.757.577
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	42.000	0	0	0	0	42.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.236.322	0	0	0	0	1.236.322
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	62.603	0	0	0	0	62.603
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	5.202.616	0	0	0	0	5.202.616
401	04	96	00	Otros complementos a empleados	25.682.219	0	0	0	0	25.682.219
401	04	97	00	Otros complementos a obreros	34.657.166	0	0	0	0	34.657.166
401	04	98	00	Otros complementos al personal contratado	69.097.503	0	0	0	0	69.097.503
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	175.619.570	0	0	0	0	175.619.570
401	05	01	00	Aguinaldos a empleados	25.823.534	0	0	0	0	25.823.534
401	05	03	00	Bono vacacional a empleados	17.348.230	0	0	0	0	17.348.230
401	05	04	00	Aguinaldos a obreros	31.844.534	0	0	0	0	31.844.534
401	05	06	00	Bono vacacional a obreros	19.496.240	0	0	0	0	19.496.240
401	05	07	00	Aguinaldos al personal contratado	54.735.847	0	0	0	0	54.735.847
401	05	08	00	Bono vacacional al personal contratado	21.721.004	0	0	0	0	21.721.004
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	47.930	0	0	0	0	47.930
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	19.172	0	0	0	0	19.172
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	3.182.114	0	0	0	0	3.182.114
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.400.965	0	0	0	0	1.400.965
401	06	00	00	Aportes patronales y legales	45.719.821	0	0	0	0	45.719.821
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	7.490.265	0	0	0	0	7.490.265

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.284.969	0	0	0	0	2.284.969
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.508.053	0	0	0	0	1.508.053
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	1.733.646	0	0	0	0	1.733.646
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	4.690.873	0	0	0	0	4.690.873
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.881.627	0	0	0	0	1.881.627
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.013.175	0	0	0	0	1.013.175
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.139.418	0	0	0	0	1.139.418
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	13.941.803	0	0	0	0	13.941.803
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	4.025.468	0	0	0	0	4.025.468
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	4.028.026	0	0	0	0	4.028.026
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	15.000	0	0	0	0	15.000
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	5.000	0	0	0	0	5.000
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	3.451	0	0	0	0	3.451
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	2.800	0	0	0	0	2.800
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.083.417	0	0	0	0	1.083.417
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	360.688	0	0	0	0	360.688
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	240.459	0	0	0	0	240.459
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	221.683	0	0	0	0	221.683
401	06	95	00	Otros aportes legales por personal contratado	50.000	0	0	0	0	50.000
401	07	00	00	Asistencia socio-económica	356.274.403	0	0	0	0	356.274.403
401	07	01	00	Capacitación y adiestramiento a empleados	184.656	0	0	0	0	184.656
401	07	02	00	Becas a empleados	2.348.120	0	0	0	0	2.348.120
401	07	03	00	Ayudas por matrimonio a empleados	32.910	0	0	0	0	32.910
401	07	04	00	Ayudas por nacimiento de hijos a empleados	44.907	0	0	0	0	44.907
401	07	05	00	Ayudas por defunción a empleados	84.072	0	0	0	0	84.072
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.813.235	0	0	0	0	2.813.235
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	9.963.984	0	0	0	0	9.963.984
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	56.128.080	0	0	0	0	56.128.080

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.800.928	0	0	0	0	5.800.928
401	07	10	00	Dotación de uniformes a empleados	2.455.244	0	0	0	0	2.455.244
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.195.222	0	0	0	0	3.195.222
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	10.359.825	0	0	0	0	10.359.825
401	07	17	00	Capacitación y adiestramiento a obreros	178.966	0	0	0	0	178.966
401	07	18	00	Becas a obreros	2.262.164	0	0	0	0	2.262.164
401	07	19	00	Ayudas por matrimonio de obreros	32.910	0	0	0	0	32.910
401	07	20	00	Ayudas por nacimiento de hijos de obreros	161.680	0	0	0	0	161.680
401	07	21	00	Ayudas por defunción a obreros	84.072	0	0	0	0	84.072
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.760.370	0	0	0	0	1.760.370
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	11.749.705	0	0	0	0	11.749.705
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	31.315.352	0	0	0	0	31.315.352
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	4.450.576	0	0	0	0	4.450.576
401	07	26	00	Dotación de uniformes a obreros	2.153.790	0	0	0	0	2.153.790
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	4.026.459	0	0	0	0	4.026.459
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	7.914.306	0	0	0	0	7.914.306
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	17.255	0	0	0	0	17.255
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	116.052	0	0	0	0	116.052
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.220.410	0	0	0	0	1.220.410
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	464.808	0	0	0	0	464.808
401	07	74	00	Capacitación y adiestramiento al personal contratado	232.383	0	0	0	0	232.383
401	07	75	00	Becas al personal contratado	3.126.191	0	0	0	0	3.126.191
401	07	76	00	Ayudas por matrimonio al personal contratado	32.910	0	0	0	0	32.910
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	80.322	0	0	0	0	80.322
401	07	78	00	Ayudas por defunción al personal contratado	84.072	0	0	0	0	84.072
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	3.674.670	0	0	0	0	3.674.670
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	18.605.024	0	0	0	0	18.605.024
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	105.371.180	0	0	0	0	105.371.180
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares	9.530.640	0	0	0	0	9.530.640

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				de sus hijos						
401	07	83	00	Dotación de uniformes al personal contratado	4.592.009	0	0	0	0	4.592.009
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	6.184.615	0	0	0	0	6.184.615
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	12.829.171	0	0	0	0	12.829.171
401	07	96	00	Otras subvenciones a empleados	10.122.232	0	0	0	0	10.122.232
401	07	97	00	Otras subvenciones a obreros	10.244.463	0	0	0	0	10.244.463
401	07	99	00	Otras subvenciones al personal contratado	10.244.463	0	0	0	0	10.244.463
401	08	00	00	Prestaciones sociales e indemnizaciones	108.555.590	0	0	0	0	108.555.590
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	24.691.646	0	0	0	0	24.691.646
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	30.284.640	0	0	0	0	30.284.640
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	50.176.197	0	0	0	0	50.176.197
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	53.490	0	0	0	0	53.490
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	3.349.617	0	0	0	0	3.349.617
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**399.350.566**	**0**	**0**	**0**	**0**	**399.350.566**
402	01	00	00	Productos alimenticios y agropecuarios	98.604.683	0	0	0	0	98.604.683
402	01	01	00	Alimentos y bebidas para personas	98.604.683	0	0	0	0	98.604.683
402	03	00	00	Textiles y vestuarios	33.881.460	0	0	0	0	33.881.460
402	03	01	00	Textiles	17.000.000	0	0	0	0	17.000.000
402	03	02	00	Prendas de vestir	12.641.460	0	0	0	0	12.641.460
402	03	03	00	Calzados	2.000.000	0	0	0	0	2.000.000
402	03	99	00	Otros productos textiles y vestuarios	2.240.000	0	0	0	0	2.240.000
402	04	00	00	Productos de cuero y caucho	3.486.400	0	0	0	0	3.486.400
402	04	03	00	Cauchos y tripas para vehículos	2.486.400	0	0	0	0	2.486.400
402	04	99	00	Otros productos de cuero y caucho	1.000.000	0	0	0	0	1.000.000
402	05	00	00	Productos de papel, cartón e impresos	65.693.468	0	0	0	0	65.693.468
402	05	01	00	Pulpa de madera, papel y cartón	5.778.508	0	0	0	0	5.778.508
402	05	02	00	Envases y cajas de papel y cartón	2.546.821	0	0	0	0	2.546.821
402	05	03	00	Productos de papel y cartón para oficina	22.677.693	0	0	0	0	22.677.693
402	05	04	00	Libros, revistas y periódicos	6.687.714	0	0	0	0	6.687.714
402	05	05	00	Material de enseñanza	3.500.000	0	0	0	0	3.500.000
402	05	06	00	Productos de papel y cartón para computación	10.525.000	0	0	0	0	10.525.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.977.732	0	0	0	0	10.977.732
402	05	99	00	Otros productos de pulpa, papel y cartón	3.000.000	0	0	0	0	3.000.000
402	06	00	00	Productos químicos y derivados	40.281.620	0	0	0	0	40.281.620
402	06	01	00	Sustancias químicas y de uso industrial	500.000	0	0	0	0	500.000
402	06	02	00	Abonos, plaguicidas y otros	204.200	0	0	0	0	204.200
402	06	03	00	Tintas, pinturas y colorantes	23.528.400	0	0	0	0	23.528.400
402	06	04	00	Productos farmacéuticos y medicamentos	1.000.000	0	0	0	0	1.000.000
402	06	05	00	Productos de tocador	1.500.000	0	0	0	0	1.500.000
402	06	06	00	Combustibles y lubricantes	3.966.737	0	0	0	0	3.966.737
402	06	08	00	Productos plásticos	6.582.283	0	0	0	0	6.582.283
402	06	99	00	Otros productos de la industria química y conexos	3.000.000	0	0	0	0	3.000.000
402	07	00	00	Productos minerales no metálicos	13.846.447	0	0	0	0	13.846.447
402	07	01	00	Productos de barro, loza y porcelana	2.000.000	0	0	0	0	2.000.000
402	07	02	00	Vidrios y productos de vidrio	4.000.000	0	0	0	0	4.000.000
402	07	03	00	Productos de arcilla para construcción	3.000.000	0	0	0	0	3.000.000
402	07	04	00	Cemento, cal y yeso	3.000.000	0	0	0	0	3.000.000
402	07	99	00	Otros productos minerales no metálicos	1.846.447	0	0	0	0	1.846.447
402	08	00	00	Productos metálicos	42.694.327	0	0	0	0	42.694.327
402	08	01	00	Productos primarios de hierro y acero	1.000.000	0	0	0	0	1.000.000
402	08	02	00	Productos de metales no ferrosos	1.000.000	0	0	0	0	1.000.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.569.327	0	0	0	0	5.569.327
402	08	04	00	Productos metálicos estructurales	2.000.000	0	0	0	0	2.000.000
402	08	05	00	Materiales de orden público, seguridad y defensa	200.000	0	0	0	0	200.000
402	08	07	00	Material de señalamiento	2.000.000	0	0	0	0	2.000.000
402	08	08	00	Material de educación	1.000.000	0	0	0	0	1.000.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	11.415.000	0	0	0	0	11.415.000
402	08	10	00	Repuestos y accesorios para otros equipos	13.510.000	0	0	0	0	13.510.000
402	08	99	00	Otros productos metálicos	5.000.000	0	0	0	0	5.000.000
402	09	00	00	Productos de madera	9.000.000	0	0	0	0	9.000.000
402	09	01	00	Productos primarios de madera	1.000.000	0	0	0	0	1.000.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	5.000.000	0	0	0	0	5.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	09	99	00	Otros productos de madera	3.000.000	0	0	0	0	3.000.000
402	10	00	00	Productos varios y útiles diversos	78.388.261	0	0	0	0	78.388.261
402	10	01	00	Artículos de deporte, recreación y juguetes	6.561.669	0	0	0	0	6.561.669
402	10	02	00	Materiales y útiles de limpieza y aseo	6.737.336	0	0	0	0	6.737.336
402	10	03	00	Utensilios de cocina y comedor	3.399.991	0	0	0	0	3.399.991
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	5.032	0	0	0	0	5.032
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.649.995	0	0	0	0	10.649.995
402	10	06	00	Condecoraciones, ofrendas y similares	3.378.944	0	0	0	0	3.378.944
402	10	07	00	Productos de seguridad en el trabajo	2.050.796	0	0	0	0	2.050.796
402	10	08	00	Materiales para equipos de computación	28.993.686	0	0	0	0	28.993.686
402	10	09	00	Especies timbradas y valores	3.024	0	0	0	0	3.024
402	10	11	00	Materiales eléctricos	5.684.032	0	0	0	0	5.684.032
402	10	12	00	Materiales para instalaciones sanitarias	5.123.756	0	0	0	0	5.123.756
402	10	13	00	Materiales fotográficos	500.000	0	0	0	0	500.000
402	10	99	00	Otros productos y útiles diversos	5.300.000	0	0	0	0	5.300.000
402	99	00	00	Otros materiales y suministros	13.473.900	0	0	0	0	13.473.900
402	99	01	00	Otros materiales y suministros	13.473.900	0	0	0	0	13.473.900
403	**00**	**00**	**00**	**Servicios no personales**	**691.700.010**	**0**	**0**	**0**	**0**	**691.700.010**
403	01	00	00	Alquileres de inmuebles	18.717.649	0	0	0	0	18.717.649
403	01	01	00	Alquileres de edificios y locales	10.642.649	0	0	0	0	10.642.649
403	01	02	00	Alquileres de instalaciones culturales y recreativas	8.075.000	0	0	0	0	8.075.000
403	02	00	00	Alquileres de maquinaria y equipos	34.228.600	0	0	0	0	34.228.600
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	24.228.600	0	0	0	0	24.228.600
403	02	99	00	Alquileres de otras maquinaria y equipos	10.000.000	0	0	0	0	10.000.000
403	03	00	00	Derechos sobre bienes intangibles	300.000	0	0	0	0	300.000
403	03	03	00	Paquetes y programas de computación	300.000	0	0	0	0	300.000
403	04	00	00	Servicios básicos	23.671.190	0	0	0	0	23.671.190
403	04	01	00	Electricidad	3.015.750	0	0	0	0	3.015.750
403	04	02	00	Gas	500.000	0	0	0	0	500.000
403	04	03	00	Agua	1.500.000	0	0	0	0	1.500.000
403	04	04	00	Teléfonos	12.336.000	0	0	0	0	12.336.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	04	01	Servicios de telefonía prestados por organismos públicos	8.336.000	0	0	0	0	8.336.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	4.000.000	0	0	0	0	4.000.000
403	04	05	00	Servicio de comunicaciones	1.679.440	0	0	0	0	1.679.440
403	04	06	00	Servicio de aseo urbano y domiciliario	2.000.000	0	0	0	0	2.000.000
403	04	07	00	Servicio de condominio	2.640.000	0	0	0	0	2.640.000
403	06	00	00	Servicios de transporte y almacenaje	2.674.504	0	0	0	0	2.674.504
403	06	01	00	Fletes y embalajes	364.504	0	0	0	0	364.504
403	06	02	00	Almacenaje	300.000	0	0	0	0	300.000
403	06	03	00	Estacionamiento	1.072.000	0	0	0	0	1.072.000
403	06	04	00	Peaje	100.000	0	0	0	0	100.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	838.000	0	0	0	0	838.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	123.273.766	0	0	0	0	123.273.766
403	07	01	00	Publicidad y propaganda	10.273.379	0	0	0	0	10.273.379
403	07	02	00	Imprenta y reproducción	28.515.874	0	0	0	0	28.515.874
403	07	03	00	Relaciones sociales	83.051.177	0	0	0	0	83.051.177
403	07	04	00	Avisos	1.433.336	0	0	0	0	1.433.336
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	42.763.500	0	0	0	0	42.763.500
403	08	01	00	Primas y gastos de seguros	20.253.000	0	0	0	0	20.253.000
403	08	02	00	Comisiones y gastos bancarios	1.010.500	0	0	0	0	1.010.500
403	08	03	00	Comisiones y gastos de adquisición de seguros	21.500.000	0	0	0	0	21.500.000
403	09	00	00	Viáticos y pasajes	121.000.885	0	0	0	0	121.000.885
403	09	01	00	Viáticos y pasajes dentro del país	99.458.302	0	0	0	0	99.458.302
403	09	02	00	Viáticos y pasajes fuera del país	20.740.493	0	0	0	0	20.740.493
403	09	03	00	Asignación por kilómetros recorridos	802.090	0	0	0	0	802.090
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	73.365.408	0	0	0	0	73.365.408
403	10	03	00	Servicios de procesamiento de datos	612.000	0	0	0	0	612.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	3.472.841	0	0	0	0	3.472.841
403	10	07	00	Servicios de capacitación y adiestramiento	1.590.388	0	0	0	0	1.590.388
403	10	09	00	Servicios de lavandería y tintorería	700.000	0	0	0	0	700.000
403	10	10	00	Servicios de vigilancia	2.300.000	0	0	0	0	2.300.000
403	10	11	00	Servicios para la elaboración y suministro de comida	46.170.984	0	0	0	0	46.170.984

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	18.519.195	0	0	0	0	18.519.195
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	28.471.564	0	0	0	0	28.471.564
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	154.500	0	0	0	0	154.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.344.100	0	0	0	0	20.344.100
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	300.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.172.964	0	0	0	0	3.172.964
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	4.500.000	0	0	0	0	4.500.000
403	12	00	00	Conservación y reparaciones menores de obras	3.000.000	0	0	0	0	3.000.000
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	3.000.000	0	0	0	0	3.000.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	84.334.966	0	0	0	0	84.334.966
403	16	01	00	Servicios de diversión, esparcimiento y culturales	84.334.966	0	0	0	0	84.334.966
403	18	00	00	Impuestos indirectos	127.658.686	0	0	0	0	127.658.686
403	18	01	00	Impuesto al valor agregado	122.600.351	0	0	0	0	122.600.351
403	18	99	00	Otros impuestos indirectos	5.058.335	0	0	0	0	5.058.335
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.968.042	0	0	0	0	1.968.042
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.968.042	0	0	0	0	1.968.042
403	99	00	00	Otros servicios no personales	6.271.250	0	0	0	0	6.271.250
403	99	01	00	Otros servicios no personales	6.271.250	0	0	0	0	6.271.250
404	**00**	**00**	**00**	**Activos reales**	**29.055.983**	**0**	**0**	**0**	**0**	**29.055.983**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	80.000	0	0	0	0	80.000
404	01	01	00	Repuestos mayores	80.000	0	0	0	0	80.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	80.000	0	0	0	0	80.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	85.838	0	0	0	0	85.838
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	85.838	0	0	0	0	85.838
404	04	00	00	Equipos de transporte, tracción y elevación	1.552.700	0	0	0	0	1.552.700
404	04	01	00	Vehículos automotores terrestres	1.552.700	0	0	0	0	1.552.700
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.615.440	0	0	0	0	6.615.440
404	05	01	00	Equipos de telecomunicaciones	1.055.440	0	0	0	0	1.055.440
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	5.560.000	0	0	0	0	5.560.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	140.000	0	0	0	0	140.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	06	00	Instrumentos musicales y equipos de audio	140.000	0	0	0	0	140.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	19.025.736	0	0	0	0	19.025.736
404	09	01	00	Mobiliario y equipos de oficina	225.876	0	0	0	0	225.876
404	09	02	00	Equipos de computación	18.672.516	0	0	0	0	18.672.516
404	09	03	00	Mobiliario y equipos de alojamiento	127.344	0	0	0	0	127.344
404	99	00	00	Otros activos reales	1.556.269	0	0	0	0	1.556.269
404	99	01	00	Otros activos reales	1.556.269	0	0	0	0	1.556.269
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.429.246.373**	**0**	**0**	**0**	**0**	**3.429.246.373**
407	01	00	00	Transferencias y donaciones corrientes internas	3.406.883.873	0	0	0	0	3.406.883.873
407	01	01	00	Transferencias corrientes internas al sector privado	607.245.975	0	0	0	0	607.245.975
407	01	01	01	Pensiones del personal empleado, obrero y militar	98.215.071	0	0	0	0	98.215.071
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	278.912.463	0	0	0	0	278.912.463
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	22.099.156	0	0	0	0	22.099.156
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	23.216.006	0	0	0	0	23.216.006
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	9.233.448	0	0	0	0	9.233.448
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	74.707.568	0	0	0	0	74.707.568
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	69.648.019	0	0	0	0	69.648.019
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	31.214.244	0	0	0	0	31.214.244
407	01	02	00	Donaciones corrientes internas al sector privado	6.621.250	0	0	0	0	6.621.250
407	01	02	01	Donaciones corrientes a personas	6.621.250	0	0	0	0	6.621.250
407	01	03	00	Transferencias corrientes internas al sector público	2.793.016.648	0	0	0	0	2.793.016.648
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.367.178.292	0	0	0	0	2.367.178.292
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	140.000.000	0	0	0	0	140.000.000
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	285.838.356	0	0	0	0	285.838.356
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	22.362.500	0	0	0	0	22.362.500
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	22.362.500	0	0	0	0	22.362.500
407	12	01	01	Transferencias Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	2.362.500	0	0	0	0	2.362.500
407	12	01	02	Donaciones Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	20.000.000	0	0	0	0	20.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**10.000.000**	**0**	**0**	**0**	**0**	**10.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	10.000.000	0	0	0	0	10.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
411	11	04	00	Compromisos pendientes de ejercicios anteriores	10.000.000	0	0	0	0	10.000.000
				Totales	**6.022.094.826**	**0**	**0**	**0**	**0**	**6.022.094.826**

58
Ministerio del Poder Popular para la Mujer y la Igualdad de Género

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**511.555.188**	0	0	0	0	**511.555.188**
401	01	00	00	Sueldos, salarios y otras retribuciones	94.885.727	0	0	0	0	94.885.727
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	65.070.995	0	0	0	0	65.070.995
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	15.056.624	0	0	0	0	15.056.624
401	01	18	00	Remuneraciones al personal contratado	9.192.504	0	0	0	0	9.192.504
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	9.192.504	0	0	0	0	9.192.504
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.291.532	0	0	0	0	1.291.532
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	115.778	0	0	0	0	115.778
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	347.334	0	0	0	0	347.334
401	01	99	00	Otras retribuciones	3.810.960	0	0	0	0	3.810.960
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	31.667.109	0	0	0	0	31.667.109
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	26.972.409	0	0	0	0	26.972.409
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	4.475.340	0	0	0	0	4.475.340
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	57.360	0	0	0	0	57.360
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	162.000	0	0	0	0	162.000
401	03	00	00	Primas	60.890.315	0	0	0	0	60.890.315
401	03	02	00	Primas de transporte a empleados	16.020.000	0	0	0	0	16.020.000
401	03	08	00	Primas de profesionalización a empleados	7.636.959	0	0	0	0	7.636.959
401	03	09	00	Primas por antigüedad a empleados	12.848.447	0	0	0	0	12.848.447
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	5.613.696	0	0	0	0	5.613.696
401	03	17	00	Primas de transporte a obreros	3.780.000	0	0	0	0	3.780.000
401	03	21	00	Primas por antigüedad a obreros	2.428.890	0	0	0	0	2.428.890
401	03	22	00	Primas de profesionalización a obreros	258.153	0	0	0	0	258.153
401	03	37	00	Primas de transporte al personal contratado	2.190.000	0	0	0	0	2.190.000
401	03	40	00	Primas de profesionalización al personal contratado	863.209	0	0	0	0	863.209
401	03	41	00	Primas por antigüedad al personal contratado	1.605.666	0	0	0	0	1.605.666
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	106.616	0	0	0	0	106.616
401	03	47	00	Primas al personal de alto nivel y de dirección	342.564	0	0	0	0	342.564
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	69.795	0	0	0	0	69.795
401	03	95	00	Otras primas al personal de alto nivel y de dirección	210.648	0	0	0	0	210.648

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	97	00	Otras primas a empleados	6.196.872	0	0	0	0	6.196.872
401	03	98	00	Otras primas a obreros	718.800	0	0	0	0	718.800
401	04	00	00	Complementos de sueldos y salarios	48.637.084	0	0	0	0	48.637.084
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	3.596.419	0	0	0	0	3.596.419
401	04	02	00	Complemento a empleados por trabajo nocturno	150.360	0	0	0	0	150.360
401	04	06	00	Complemento a empleados por comisión de servicios	1.326.436	0	0	0	0	1.326.436
401	04	08	00	Bono compensatorio de alimentación a empleados	28.836.000	0	0	0	0	28.836.000
401	04	10	00	Complemento a empleados por días feriados	1.409.302	0	0	0	0	1.409.302
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	693.371	0	0	0	0	693.371
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	28.701	0	0	0	0	28.701
401	04	18	00	Bono compensatorio de alimentación a obreros	6.804.000	0	0	0	0	6.804.000
401	04	20	00	Complemento a obreros por días feriados	435.557	0	0	0	0	435.557
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	796.565	0	0	0	0	796.565
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.942.000	0	0	0	0	3.942.000
401	04	28	00	Complemento al personal contratado por días feriados	349.679	0	0	0	0	349.679
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	54.000	0	0	0	0	54.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	162.000	0	0	0	0	162.000
401	04	98	00	Otros complementos al personal contratado	52.694	0	0	0	0	52.694
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	81.245.550	0	0	0	0	81.245.550
401	05	01	00	Aguinaldos a empleados	40.690.986	0	0	0	0	40.690.986
401	05	03	00	Bono vacacional a empleados	20.345.696	0	0	0	0	20.345.696
401	05	04	00	Aguinaldos a obreros	7.743.100	0	0	0	0	7.743.100
401	05	06	00	Bono vacacional a obreros	3.871.588	0	0	0	0	3.871.588
401	05	07	00	Aguinaldos al personal contratado	5.239.193	0	0	0	0	5.239.193
401	05	08	00	Bono vacacional al personal contratado	2.619.622	0	0	0	0	2.619.622
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	121.595	0	0	0	0	121.595
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	60.798	0	0	0	0	60.798
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	368.646	0	0	0	0	368.646
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	184.326	0	0	0	0	184.326
401	06	00	00	Aportes patronales y legales	31.139.094	0	0	0	0	31.139.094

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	13.150.608	0	0	0	0	13.150.608
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	4.383.535	0	0	0	0	4.383.535
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.922.356	0	0	0	0	2.922.356
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.922.356	0	0	0	0	2.922.356
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.508.788	0	0	0	0	2.508.788
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	836.262	0	0	0	0	836.262
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	557.507	0	0	0	0	557.507
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	557.507	0	0	0	0	557.507
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.697.514	0	0	0	0	1.697.514
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	377.224	0	0	0	0	377.224
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	377.224	0	0	0	0	377.224
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	39.397	0	0	0	0	39.397
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	13.132	0	0	0	0	13.132
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	8.755	0	0	0	0	8.755
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	8.755	0	0	0	0	8.755
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	119.442	0	0	0	0	119.442
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	39.813	0	0	0	0	39.813
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	26.541	0	0	0	0	26.541
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	26.541	0	0	0	0	26.541
401	06	95	00	Otros aportes legales por personal contratado	565.837	0	0	0	0	565.837
401	07	00	00	Asistencia socio-económica	117.050.945	0	0	0	0	117.050.945
401	07	02	00	Becas a empleados	7.530.000	0	0	0	0	7.530.000
401	07	03	00	Ayudas por matrimonio a empleados	728.000	0	0	0	0	728.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	424.000	0	0	0	0	424.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	3.350.000	0	0	0	0	3.350.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	14.611.786	0	0	0	0	14.611.786
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	33.108.000	0	0	0	0	33.108.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.528.000	0	0	0	0	3.528.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	10	00	Dotación de uniformes a empleados	13.350.000	0	0	0	0	13.350.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.564.000	0	0	0	0	3.564.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.608.000	0	0	0	0	2.608.000
401	07	18	00	Becas a obreros	4.170.000	0	0	0	0	4.170.000
401	07	19	00	Ayudas por matrimonio de obreros	88.000	0	0	0	0	88.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	128.000	0	0	0	0	128.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.250.000	0	0	0	0	1.250.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.787.543	0	0	0	0	2.787.543
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	7.812.000	0	0	0	0	7.812.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	648.000	0	0	0	0	648.000
401	07	26	00	Dotación de uniformes a obreros	3.150.000	0	0	0	0	3.150.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	828.000	0	0	0	0	828.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	536.000	0	0	0	0	536.000
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	8.000	0	0	0	0	8.000
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	8.000	0	0	0	0	8.000
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	50.000	0	0	0	0	50.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	43.775	0	0	0	0	43.775
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	62.000	0	0	0	0	62.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	132.714	0	0	0	0	132.714
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	186.000	0	0	0	0	186.000
401	07	75	00	Becas al personal contratado	1.080.000	0	0	0	0	1.080.000
401	07	76	00	Ayudas por matrimonio al personal contratado	112.000	0	0	0	0	112.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	104.000	0	0	0	0	104.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	500.000	0	0	0	0	500.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	1.886.127	0	0	0	0	1.886.127
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	4.526.000	0	0	0	0	4.526.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	432.000	0	0	0	0	432.000
401	07	83	00	Dotación de uniformes al personal contratado	1.825.000	0	0	0	0	1.825.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	540.000	0	0	0	0	540.000
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	200.000	0	0	0	0	200.000
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	69.000	0	0	0	0	69.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	231.000	0	0	0	0	231.000
401	07	96	00	Otras subvenciones a empleados	576.000	0	0	0	0	576.000
401	07	97	00	Otras subvenciones a obreros	136.000	0	0	0	0	136.000
401	07	99	00	Otras subvenciones al personal contratado	144.000	0	0	0	0	144.000
401	08	00	00	Prestaciones sociales e indemnizaciones	46.039.364	0	0	0	0	46.039.364
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	34.587.617	0	0	0	0	34.587.617
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	6.581.688	0	0	0	0	6.581.688
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	4.453.349	0	0	0	0	4.453.349
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	103.357	0	0	0	0	103.357
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	313.353	0	0	0	0	313.353
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**109.724.263**	**0**	**0**	**0**	**0**	**109.724.263**
402	01	00	00	Productos alimenticios y agropecuarios	24.138.756	0	0	0	0	24.138.756
402	01	01	00	Alimentos y bebidas para personas	24.138.756	0	0	0	0	24.138.756
402	03	00	00	Textiles y vestuarios	11.688.138	0	0	0	0	11.688.138
402	03	02	00	Prendas de vestir	11.688.138	0	0	0	0	11.688.138
402	04	00	00	Productos de cuero y caucho	3.178.264	0	0	0	0	3.178.264
402	04	03	00	Cauchos y tripas para vehículos	3.178.264	0	0	0	0	3.178.264
402	05	00	00	Productos de papel, cartón e impresos	13.054.036	0	0	0	0	13.054.036
402	05	01	00	Pulpa de madera, papel y cartón	4.309.612	0	0	0	0	4.309.612
402	05	03	00	Productos de papel y cartón para oficina	7.620.158	0	0	0	0	7.620.158
402	05	04	00	Libros, revistas y periódicos	539.823	0	0	0	0	539.823
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	584.443	0	0	0	0	584.443
402	06	00	00	Productos químicos y derivados	10.052.540	0	0	0	0	10.052.540
402	06	03	00	Tintas, pinturas y colorantes	2.225.005	0	0	0	0	2.225.005
402	06	04	00	Productos farmacéuticos y medicamentos	425.543	0	0	0	0	425.543
402	06	06	00	Combustibles y lubricantes	1.220.260	0	0	0	0	1.220.260
402	06	08	00	Productos plásticos	6.181.732	0	0	0	0	6.181.732

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	00	00	Productos metálicos	7.864.808	0	0	0	0	7.864.808
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.461.987	0	0	0	0	2.461.987
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.488.004	0	0	0	0	4.488.004
402	08	10	00	Repuestos y accesorios para otros equipos	914.817	0	0	0	0	914.817
402	10	00	00	Productos varios y útiles diversos	37.003.017	0	0	0	0	37.003.017
402	10	02	00	Materiales y útiles de limpieza y aseo	2.453.010	0	0	0	0	2.453.010
402	10	03	00	Utensilios de cocina y comedor	195.773	0	0	0	0	195.773
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.457.200	0	0	0	0	7.457.200
402	10	06	00	Condecoraciones, ofrendas y similares	2.413.932	0	0	0	0	2.413.932
402	10	07	00	Productos de seguridad en el trabajo	2.515.266	0	0	0	0	2.515.266
402	10	08	00	Materiales para equipos de computación	16.042.268	0	0	0	0	16.042.268
402	10	11	00	Materiales eléctricos	2.547.616	0	0	0	0	2.547.616
402	10	12	00	Materiales para instalaciones sanitarias	923.927	0	0	0	0	923.927
402	10	99	00	Otros productos y útiles diversos	2.454.025	0	0	0	0	2.454.025
402	99	00	00	Otros materiales y suministros	2.744.704	0	0	0	0	2.744.704
402	99	01	00	Otros materiales y suministros	2.744.704	0	0	0	0	2.744.704
403	**00**	**00**	**00**	**Servicios no personales**	**295.896.922**	**0**	**0**	**0**	**0**	**295.896.922**
403	01	00	00	Alquileres de inmuebles	17.774.000	0	0	0	0	17.774.000
403	01	01	00	Alquileres de edificios y locales	17.774.000	0	0	0	0	17.774.000
403	02	00	00	Alquileres de maquinaria y equipos	8.055.892	0	0	0	0	8.055.892
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	8.055.892	0	0	0	0	8.055.892
403	04	00	00	Servicios básicos	15.772.406	0	0	0	0	15.772.406
403	04	01	00	Electricidad	27.326	0	0	0	0	27.326
403	04	03	00	Agua	9.879	0	0	0	0	9.879
403	04	04	00	Teléfonos	12.326.299	0	0	0	0	12.326.299
403	04	04	01	Servicios de telefonía prestados por organismos públicos	6.342.676	0	0	0	0	6.342.676
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	5.983.623	0	0	0	0	5.983.623
403	04	05	00	Servicio de comunicaciones	2.405.702	0	0	0	0	2.405.702
403	04	06	00	Servicio de aseo urbano y domiciliario	3.200	0	0	0	0	3.200
403	04	07	00	Servicio de condominio	1.000.000	0	0	0	0	1.000.000
403	06	00	00	Servicios de transporte y almacenaje	1.251.725	0	0	0	0	1.251.725

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	01	00	Fletes y embalajes	956.537	0	0	0	0	956.537
403	06	03	00	Estacionamiento	295.188	0	0	0	0	295.188
403	07	00	00	Servicios de información, impresión y relaciones públicas	77.625.979	0	0	0	0	77.625.979
403	07	01	00	Publicidad y propaganda	8.545.350	0	0	0	0	8.545.350
403	07	02	00	Imprenta y reproducción	34.850.352	0	0	0	0	34.850.352
403	07	03	00	Relaciones sociales	33.712.137	0	0	0	0	33.712.137
403	07	04	00	Avisos	518.140	0	0	0	0	518.140
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	11.214.654	0	0	0	0	11.214.654
403	08	01	00	Primas y gastos de seguros	4.938.963	0	0	0	0	4.938.963
403	08	02	00	Comisiones y gastos bancarios	16.498	0	0	0	0	16.498
403	08	03	00	Comisiones y gastos de adquisición de seguros	6.259.193	0	0	0	0	6.259.193
403	09	00	00	Viáticos y pasajes	45.854.549	0	0	0	0	45.854.549
403	09	01	00	Viáticos y pasajes dentro del país	26.157.475	0	0	0	0	26.157.475
403	09	02	00	Viáticos y pasajes fuera del país	19.697.074	0	0	0	0	19.697.074
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	50.399.536	0	0	0	0	50.399.536
403	10	07	00	Servicios de capacitación y adiestramiento	2.250.000	0	0	0	0	2.250.000
403	10	11	00	Servicios para la elaboración y suministro de comida	32.125.163	0	0	0	0	32.125.163
403	10	99	00	Otros servicios profesionales y técnicos	16.024.373	0	0	0	0	16.024.373
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	8.034.275	0	0	0	0	8.034.275
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.621.303	0	0	0	0	5.621.303
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.412.972	0	0	0	0	2.412.972
403	16	00	00	Servicios de diversión, esparcimiento y culturales	4.000.000	0	0	0	0	4.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	4.000.000	0	0	0	0	4.000.000
403	18	00	00	Impuestos indirectos	47.052.279	0	0	0	0	47.052.279
403	18	01	00	Impuesto al valor agregado	47.052.279	0	0	0	0	47.052.279
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	620.000	0	0	0	0	620.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	620.000	0	0	0	0	620.000
403	99	00	00	Otros servicios no personales	8.241.627	0	0	0	0	8.241.627
403	99	01	00	Otros servicios no personales	8.241.627	0	0	0	0	8.241.627
404	**00**	**00**	**00**	**Activos reales**	**30.423.303**	**0**	**0**	**0**	**0**	**30.423.303**
404	04	00	00	Equipos de transporte, tracción y elevación	10.162.481	0	0	0	0	10.162.481

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	04	01	00	Vehículos automotores terrestres	10.162.481	0	0	0	0	10.162.481
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.293.763	0	0	0	0	3.293.763
404	05	01	00	Equipos de telecomunicaciones	3.293.763	0	0	0	0	3.293.763
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.025.954	0	0	0	0	1.025.954
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.025.954	0	0	0	0	1.025.954
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	14.062.290	0	0	0	0	14.062.290
404	09	01	00	Mobiliario y equipos de oficina	5.025.912	0	0	0	0	5.025.912
404	09	02	00	Equipos de computación	6.951.260	0	0	0	0	6.951.260
404	09	03	00	Mobiliario y equipos de alojamiento	2.085.118	0	0	0	0	2.085.118
404	99	00	00	Otros activos reales	1.878.815	0	0	0	0	1.878.815
404	99	01	00	Otros activos reales	1.878.815	0	0	0	0	1.878.815
405	**00**	**00**	**00**	**Activos financieros**	**7.300.000**	**0**	**0**	**0**	**0**	**7.300.000**
405	01	00	00	Aportes en acciones y participaciones de capital	7.300.000	0	0	0	0	7.300.000
405	01	02	00	Aportes en acciones y participaciones de capital al sector público	7.300.000	0	0	0	0	7.300.000
405	01	02	05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios	7.300.000	0	0	0	0	7.300.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.919.391.585**	**0**	**0**	**0**	**0**	**4.919.391.585**
407	01	00	00	Transferencias y donaciones corrientes internas	4.919.391.585	0	0	0	0	4.919.391.585
407	01	01	00	Transferencias corrientes internas al sector privado	1.066.122	0	0	0	0	1.066.122
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	564.720	0	0	0	0	564.720
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	141.180	0	0	0	0	141.180
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	56.472	0	0	0	0	56.472
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	141.750	0	0	0	0	141.750
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	162.000	0	0	0	0	162.000
407	01	02	00	Donaciones corrientes internas al sector privado	3.907.138	0	0	0	0	3.907.138
407	01	02	01	Donaciones corrientes a personas	3.907.138	0	0	0	0	3.907.138
407	01	03	00	Transferencias corrientes internas al sector público	4.914.418.325	0	0	0	0	4.914.418.325
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.742.620.461	0	0	0	0	4.742.620.461
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	171.797.864	0	0	0	0	171.797.864
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.203.661**	**0**	**0**	**0**	**0**	**2.203.661**
411	11	00	00	Obligaciones de ejercicios anteriores	2.203.661	0	0	0	0	2.203.661
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.500.000	0	0	0	0	1.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS **58 - 9**

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS					
					Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	703.661	0	0	0	0	703.661
				Totales	**5.876.494.922**	**0**	**0**	**0**	**0**	**5.876.494.922**

59
Ministerio del Poder Popular para la Energía Eléctrica

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**2.475.812.086**	0	0	0	0	**2.475.812.086**
401	01	00	00	Sueldos, salarios y otras retribuciones	497.393.752	0	0	0	0	497.393.752
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	126.611.114	0	0	0	0	126.611.114
401	01	03	00	Suplencias a empleados	250.000	0	0	0	0	250.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	27.590.016	0	0	0	0	27.590.016
401	01	13	00	Suplencias a obreros	250.000	0	0	0	0	250.000
401	01	18	00	Remuneraciones al personal contratado	86.111.432	0	0	0	0	86.111.432
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	53.590.764	0	0	0	0	53.590.764
401	01	18	02	Remuneraciones por honorarios profesionales	32.520.668	0	0	0	0	32.520.668
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.163.720	0	0	0	0	1.163.720
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	311.676	0	0	0	0	311.676
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.209.312	0	0	0	0	1.209.312
401	01	99	00	Otras retribuciones	253.896.482	0	0	0	0	253.896.482
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	25.092.042	0	0	0	0	25.092.042
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	16.859.454	0	0	0	0	16.859.454
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	8.232.588	0	0	0	0	8.232.588
401	03	00	00	Primas	41.880.524	0	0	0	0	41.880.524
401	03	02	00	Primas de transporte a empleados	1.100.000	0	0	0	0	1.100.000
401	03	08	00	Primas de profesionalización a empleados	15.193.740	0	0	0	0	15.193.740
401	03	09	00	Primas por antigüedad a empleados	14.802.900	0	0	0	0	14.802.900
401	03	17	00	Primas de transporte a obreros	1.800.000	0	0	0	0	1.800.000
401	03	21	00	Primas por antigüedad a obreros	4.715.400	0	0	0	0	4.715.400
401	03	22	00	Primas de profesionalización a obreros	3.310.884	0	0	0	0	3.310.884
401	03	37	00	Primas de transporte al personal contratado	900.000	0	0	0	0	900.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	57.600	0	0	0	0	57.600
401	04	00	00	Complementos de sueldos y salarios	690.730.889	0	0	0	0	690.730.889
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	420.000	0	0	0	0	420.000
401	04	02	00	Complemento a empleados por trabajo nocturno	420.000	0	0	0	0	420.000
401	04	06	00	Complemento a empleados por comisión de servicios	3.950.000	0	0	0	0	3.950.000
401	04	08	00	Bono compensatorio de alimentación a empleados	46.847.550	0	0	0	0	46.847.550
401	04	10	00	Complemento a empleados por días feriados	420.000	0	0	0	0	420.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.150.000	0	0	0	0	1.150.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.150.000	0	0	0	0	1.150.000
401	04	18	00	Bono compensatorio de alimentación a obreros	16.294.800	0	0	0	0	16.294.800
401	04	20	00	Complemento a obreros por días feriados	1.250.000	0	0	0	0	1.250.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.150.000	0	0	0	0	1.150.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	16.515.000	0	0	0	0	16.515.000
401	04	28	00	Complemento al personal contratado por días feriados	1.150.000	0	0	0	0	1.150.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	55.050	0	0	0	0	55.050
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	200.000	0	0	0	0	200.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	220.200	0	0	0	0	220.200
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	311.676	0	0	0	0	311.676
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.266.912	0	0	0	0	1.266.912
401	04	96	00	Otros complementos a empleados	514.792.111	0	0	0	0	514.792.111
401	04	97	00	Otros complementos a obreros	47.440.414	0	0	0	0	47.440.414
401	04	98	00	Otros complementos al personal contratado	35.727.176	0	0	0	0	35.727.176
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	242.516.438	0	0	0	0	242.516.438
401	05	01	00	Aguinaldos a empleados	109.927.304	0	0	0	0	109.927.304
401	05	03	00	Bono vacacional a empleados	57.492.285	0	0	0	0	57.492.285
401	05	04	00	Aguinaldos a obreros	28.686.567	0	0	0	0	28.686.567
401	05	06	00	Bono vacacional a obreros	13.611.187	0	0	0	0	13.611.187
401	05	07	00	Aguinaldos al personal contratado	21.666.006	0	0	0	0	21.666.006
401	05	08	00	Bono vacacional al personal contratado	10.459.503	0	0	0	0	10.459.503
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	86.577	0	0	0	0	86.577
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	43.289	0	0	0	0	43.289
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	354.560	0	0	0	0	354.560
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	189.160	0	0	0	0	189.160
401	06	00	00	Aportes patronales y legales	99.800.193	0	0	0	0	99.800.193
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	26.600.430	0	0	0	0	26.600.430
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	17.902.120	0	0	0	0	17.902.120
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.758.856	0	0	0	0	7.758.856

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	14.133.435	0	0	0	0	14.133.435
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	7.526.910	0	0	0	0	7.526.910
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	4.647.738	0	0	0	0	4.647.738
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.256.841	0	0	0	0	2.256.841
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.672.281	0	0	0	0	3.672.281
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	6.528.925	0	0	0	0	6.528.925
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.794.494	0	0	0	0	2.794.494
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	2.060.373	0	0	0	0	2.060.373
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	31.062	0	0	0	0	31.062
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	20.008	0	0	0	0	20.008
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	15.071	0	0	0	0	15.071
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	9.135	0	0	0	0	9.135
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	125.616	0	0	0	0	125.616
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	81.700	0	0	0	0	81.700
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	61.564	0	0	0	0	61.564
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	36.828	0	0	0	0	36.828
401	06	95	00	Otros aportes legales por personal contratado	3.536.806	0	0	0	0	3.536.806
401	07	00	00	Asistencia socio-económica	674.798.743	0	0	0	0	674.798.743
401	07	01	00	Capacitación y adiestramiento a empleados	1.272.000	0	0	0	0	1.272.000
401	07	02	00	Becas a empleados	11.145.600	0	0	0	0	11.145.600
401	07	03	00	Ayudas por matrimonio a empleados	405.600	0	0	0	0	405.600
401	07	04	00	Ayudas por nacimiento de hijos a empleados	577.200	0	0	0	0	577.200
401	07	05	00	Ayudas por defunción a empleados	288.600	0	0	0	0	288.600
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.150.000	0	0	0	0	1.150.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	255.789.827	0	0	0	0	255.789.827
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	95.936.500	0	0	0	0	95.936.500
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.995.500	0	0	0	0	5.995.500
401	07	10	00	Dotación de uniformes a empleados	4.340.000	0	0	0	0	4.340.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.635.000	0	0	0	0	3.635.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	5.321.250	0	0	0	0	5.321.250
401	07	17	00	Capacitación y adiestramiento a obreros	948.000	0	0	0	0	948.000
401	07	18	00	Becas a obreros	10.141.200	0	0	0	0	10.141.200
401	07	19	00	Ayudas por matrimonio de obreros	163.800	0	0	0	0	163.800
401	07	20	00	Ayudas por nacimiento de hijos de obreros	234.000	0	0	0	0	234.000
401	07	21	00	Ayudas por defunción a obreros	117.000	0	0	0	0	117.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	650.000	0	0	0	0	650.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	66.079.830	0	0	0	0	66.079.830
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	45.147.500	0	0	0	0	45.147.500
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	4.746.000	0	0	0	0	4.746.000
401	07	26	00	Dotación de uniformes a obreros	17.773.000	0	0	0	0	17.773.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.925.000	0	0	0	0	1.925.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	3.943.500	0	0	0	0	3.943.500
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	15.600	0	0	0	0	15.600
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	15.600	0	0	0	0	15.600
401	07	55	00	Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular	15.600	0	0	0	0	15.600
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	650.000	0	0	0	0	650.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	241.408	0	0	0	0	241.408
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	223.108	0	0	0	0	223.108
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	15.600	0	0	0	0	15.600
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	15.600	0	0	0	0	15.600
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	15.600	0	0	0	0	15.600
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	650.000	0	0	0	0	650.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	986.804	0	0	0	0	986.804
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	892.432	0	0	0	0	892.432
401	07	74	00	Capacitación y adiestramiento al personal contratado	948.000	0	0	0	0	948.000
401	07	75	00	Becas al personal contratado	2.430.000	0	0	0	0	2.430.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	76	00	Ayudas por matrimonio al personal contratado	210.600	0	0	0	0	210.600
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	296.400	0	0	0	0	296.400
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	650.000	0	0	0	0	650.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	50.929.302	0	0	0	0	50.929.302
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	59.391.000	0	0	0	0	59.391.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	2.131.500	0	0	0	0	2.131.500
401	07	83	00	Dotación de uniformes al personal contratado	12.582.182	0	0	0	0	12.582.182
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.605.000	0	0	0	0	1.605.000
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	2.161.500	0	0	0	0	2.161.500
401	08	00	00	Prestaciones sociales e indemnizaciones	203.599.505	0	0	0	0	203.599.505
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	140.277.443	0	0	0	0	140.277.443
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	37.259.574	0	0	0	0	37.259.574
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	25.399.756	0	0	0	0	25.399.756
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	130.156	0	0	0	0	130.156
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	532.576	0	0	0	0	532.576
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.005.788.456**	**0**	**0**	**0**	**0**	**1.005.788.456**
402	01	00	00	Productos alimenticios y agropecuarios	128.327.970	0	0	0	0	128.327.970
402	01	01	00	Alimentos y bebidas para personas	128.253.970	0	0	0	0	128.253.970
402	01	03	00	Productos agrícolas y pecuarios	74.000	0	0	0	0	74.000
402	02	00	00	Productos de minas, canteras y yacimientos	544.000	0	0	0	0	544.000
402	02	04	00	Mineral no ferroso	302.500	0	0	0	0	302.500
402	02	05	00	Piedra, arcilla, arena y tierra	241.500	0	0	0	0	241.500
402	03	00	00	Textiles y vestuarios	45.200.710	0	0	0	0	45.200.710
402	03	01	00	Textiles	4.990.430	0	0	0	0	4.990.430
402	03	02	00	Prendas de vestir	37.557.000	0	0	0	0	37.557.000
402	03	03	00	Calzados	2.653.280	0	0	0	0	2.653.280
402	04	00	00	Productos de cuero y caucho	10.609.126	0	0	0	0	10.609.126
402	04	01	00	Cueros y pieles	200.000	0	0	0	0	200.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	80.000	0	0	0	0	80.000
402	04	03	00	Cauchos y tripas para vehículos	10.329.126	0	0	0	0	10.329.126

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	342.498.470	0	0	0	0	342.498.470
402	05	01	00	Pulpa de madera, papel y cartón	45.909.780	0	0	0	0	45.909.780
402	05	02	00	Envases y cajas de papel y cartón	40.574.042	0	0	0	0	40.574.042
402	05	03	00	Productos de papel y cartón para oficina	187.833.216	0	0	0	0	187.833.216
402	05	04	00	Libros, revistas y periódicos	11.233.026	0	0	0	0	11.233.026
402	05	05	00	Material de enseñanza	1.348.306	0	0	0	0	1.348.306
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	55.600.100	0	0	0	0	55.600.100
402	06	00	00	Productos químicos y derivados	47.341.897	0	0	0	0	47.341.897
402	06	01	00	Sustancias químicas y de uso industrial	1.365.000	0	0	0	0	1.365.000
402	06	02	00	Abonos, plaguicidas y otros	498.360	0	0	0	0	498.360
402	06	03	00	Tintas, pinturas y colorantes	12.585.385	0	0	0	0	12.585.385
402	06	04	00	Productos farmacéuticos y medicamentos	6.500.000	0	0	0	0	6.500.000
402	06	05	00	Productos de tocador	204.736	0	0	0	0	204.736
402	06	06	00	Combustibles y lubricantes	2.546.480	0	0	0	0	2.546.480
402	06	08	00	Productos plásticos	23.641.936	0	0	0	0	23.641.936
402	07	00	00	Productos minerales no metálicos	392.000	0	0	0	0	392.000
402	07	01	00	Productos de barro, loza y porcelana	150.000	0	0	0	0	150.000
402	07	02	00	Vidrios y productos de vidrio	60.000	0	0	0	0	60.000
402	07	04	00	Cemento, cal y yeso	182.000	0	0	0	0	182.000
402	08	00	00	Productos metálicos	42.439.227	0	0	0	0	42.439.227
402	08	01	00	Productos primarios de hierro y acero	170.000	0	0	0	0	170.000
402	08	02	00	Productos de metales no ferrosos	1.700.000	0	0	0	0	1.700.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	21.461.142	0	0	0	0	21.461.142
402	08	07	00	Material de señalamiento	54.960	0	0	0	0	54.960
402	08	09	00	Repuestos y accesorios para equipos de transporte	696.125	0	0	0	0	696.125
402	08	10	00	Repuestos y accesorios para otros equipos	18.357.000	0	0	0	0	18.357.000
402	09	00	00	Productos de madera	4.430.448	0	0	0	0	4.430.448
402	09	02	00	Muebles y accesorios de madera para edificaciones	4.430.448	0	0	0	0	4.430.448
402	10	00	00	Productos varios y útiles diversos	383.477.888	0	0	0	0	383.477.888
402	10	01	00	Artículos de deporte, recreación y juguetes	4.467.206	0	0	0	0	4.467.206
402	10	02	00	Materiales y útiles de limpieza y aseo	944.884	0	0	0	0	944.884

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	03	00	Utensilios de cocina y comedor	603.000	0	0	0	0	603.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	8.500.000	0	0	0	0	8.500.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	192.847.926	0	0	0	0	192.847.926
402	10	06	00	Condecoraciones, ofrendas y similares	3.303.200	0	0	0	0	3.303.200
402	10	07	00	Productos de seguridad en el trabajo	35.790.814	0	0	0	0	35.790.814
402	10	08	00	Materiales para equipos de computación	75.382.303	0	0	0	0	75.382.303
402	10	11	00	Materiales eléctricos	38.327.655	0	0	0	0	38.327.655
402	10	12	00	Materiales para instalaciones sanitarias	20.695.970	0	0	0	0	20.695.970
402	10	99	00	Otros productos y útiles diversos	2.614.950	0	0	0	0	2.614.950
402	99	00	00	Otros materiales y suministros	526.720	0	0	0	0	526.720
402	99	01	00	Otros materiales y suministros	526.720	0	0	0	0	526.720
403	**00**	**00**	**00**	**Servicios no personales**	**2.052.582.699**	**0**	**0**	**0**	**0**	**2.052.582.699**
403	01	00	00	Alquileres de inmuebles	36.761.600	0	0	0	0	36.761.600
403	01	01	00	Alquileres de edificios y locales	35.781.600	0	0	0	0	35.781.600
403	01	02	00	Alquileres de instalaciones culturales y recreativas	980.000	0	0	0	0	980.000
403	02	00	00	Alquileres de maquinaria y equipos	44.901.771	0	0	0	0	44.901.771
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	39.014.200	0	0	0	0	39.014.200
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	5.367.571	0	0	0	0	5.367.571
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	520.000	0	0	0	0	520.000
403	03	00	00	Derechos sobre bienes intangibles	42.000	0	0	0	0	42.000
403	03	03	00	Paquetes y programas de computación	42.000	0	0	0	0	42.000
403	04	00	00	Servicios básicos	6.758.000	0	0	0	0	6.758.000
403	04	01	00	Electricidad	408.000	0	0	0	0	408.000
403	04	03	00	Agua	170.000	0	0	0	0	170.000
403	04	04	00	Teléfonos	3.600.000	0	0	0	0	3.600.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	2.400.000	0	0	0	0	2.400.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.200.000	0	0	0	0	1.200.000
403	04	05	00	Servicio de comunicaciones	300.000	0	0	0	0	300.000
403	04	06	00	Servicio de aseo urbano y domiciliario	1.620.000	0	0	0	0	1.620.000
403	04	07	00	Servicio de condominio	660.000	0	0	0	0	660.000
403	06	00	00	Servicios de transporte y almacenaje	9.272.748	0	0	0	0	9.272.748

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	01	00	Fletes y embalajes	6.601.600	0	0	0	0	6.601.600
403	06	02	00	Almacenaje	2.400.000	0	0	0	0	2.400.000
403	06	03	00	Estacionamiento	79.584	0	0	0	0	79.584
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	191.564	0	0	0	0	191.564
403	07	00	00	Servicios de información, impresión y relaciones públicas	412.849.016	0	0	0	0	412.849.016
403	07	01	00	Publicidad y propaganda	125.100.000	0	0	0	0	125.100.000
403	07	02	00	Imprenta y reproducción	154.814.282	0	0	0	0	154.814.282
403	07	03	00	Relaciones sociales	127.933.000	0	0	0	0	127.933.000
403	07	04	00	Avisos	5.001.734	0	0	0	0	5.001.734
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	52.537.769	0	0	0	0	52.537.769
403	08	01	00	Primas y gastos de seguros	52.237.109	0	0	0	0	52.237.109
403	08	02	00	Comisiones y gastos bancarios	300.660	0	0	0	0	300.660
403	09	00	00	Viáticos y pasajes	500.925.010	0	0	0	0	500.925.010
403	09	01	00	Viáticos y pasajes dentro del país	456.478.894	0	0	0	0	456.478.894
403	09	02	00	Viáticos y pasajes fuera del país	44.446.116	0	0	0	0	44.446.116
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	399.884.412	0	0	0	0	399.884.412
403	10	01	00	Servicios jurídicos	3.841.920	0	0	0	0	3.841.920
403	10	03	00	Servicios de procesamiento de datos	144.109.300	0	0	0	0	144.109.300
403	10	04	00	Servicios de ingeniería y arquitectónicos	62.620.000	0	0	0	0	62.620.000
403	10	07	00	Servicios de capacitación y adiestramiento	59.854.000	0	0	0	0	59.854.000
403	10	09	00	Servicios de lavandería y tintorería	692.192	0	0	0	0	692.192
403	10	10	00	Servicios de vigilancia	2.710.000	0	0	0	0	2.710.000
403	10	11	00	Servicios para la elaboración y suministro de comida	29.600.000	0	0	0	0	29.600.000
403	10	99	00	Otros servicios profesionales y técnicos	96.457.000	0	0	0	0	96.457.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	104.744.875	0	0	0	0	104.744.875
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	5.000.000	0	0	0	0	5.000.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	44.715.675	0	0	0	0	44.715.675
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	10.800.000	0	0	0	0	10.800.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	10.000.000	0	0	0	0	10.000.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	500.000	0	0	0	0	500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	33.729.200	0	0	0	0	33.729.200
403	12	00	00	Conservación y reparaciones menores de obras	31.500.000	0	0	0	0	31.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	31.500.000	0	0	0	0	31.500.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	48.961.095	0	0	0	0	48.961.095
403	16	01	00	Servicios de diversión, esparcimiento y culturales	48.961.095	0	0	0	0	48.961.095
403	18	00	00	Impuestos indirectos	368.236.843	0	0	0	0	368.236.843
403	18	01	00	Impuesto al valor agregado	368.236.843	0	0	0	0	368.236.843
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.947.560	0	0	0	0	2.947.560
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.947.560	0	0	0	0	2.947.560
403	99	00	00	Otros servicios no personales	32.260.000	0	0	0	0	32.260.000
403	99	01	00	Otros servicios no personales	32.260.000	0	0	0	0	32.260.000
404	**00**	**00**	**00**	**Activos reales**	**972.841.510**	**0**	**0**	**0**	**0**	**972.841.510**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	73.881.429	0	0	0	0	73.881.429
404	01	01	00	Repuestos mayores	22.381.429	0	0	0	0	22.381.429
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	15.071.429	0	0	0	0	15.071.429
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	4.000.000	0	0	0	0	4.000.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	810.000	0	0	0	0	810.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	2.500.000	0	0	0	0	2.500.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	51.500.000	0	0	0	0	51.500.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	20.000.000	0	0	0	0	20.000.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	31.500.000	0	0	0	0	31.500.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	412.860.393	0	0	0	0	412.860.393
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	412.860.393	0	0	0	0	412.860.393
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	34.661.000	0	0	0	0	34.661.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	2.022.500	0	0	0	0	2.022.500
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	558.500	0	0	0	0	558.500
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	458.000	0	0	0	0	458.000
404	03	06	00	Maquinaria y equipos de energía	31.450.000	0	0	0	0	31.450.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	172.000	0	0	0	0	172.000
404	04	00	00	Equipos de transporte, tracción y elevación	27.216.000	0	0	0	0	27.216.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	04	01	00	Vehículos automotores terrestres	27.000.000	0	0	0	0	27.000.000
404	04	05	00	Vehículos de tracción no motorizados	36.000	0	0	0	0	36.000
404	04	06	00	Equipos auxiliares de transporte	180.000	0	0	0	0	180.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	114.161.000	0	0	0	0	114.161.000
404	05	01	00	Equipos de telecomunicaciones	114.161.000	0	0	0	0	114.161.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	11.572.800	0	0	0	0	11.572.800
404	07	01	00	Equipos científicos y de laboratorio	697.800	0	0	0	0	697.800
404	07	02	00	Equipos de enseñanza, deporte y recreación	8.150.000	0	0	0	0	8.150.000
404	07	06	00	Instrumentos musicales y equipos de audio	1.725.000	0	0	0	0	1.725.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	1.000.000	0	0	0	0	1.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	278.490.711	0	0	0	0	278.490.711
404	09	01	00	Mobiliario y equipos de oficina	92.711.876	0	0	0	0	92.711.876
404	09	02	00	Equipos de computación	92.249.712	0	0	0	0	92.249.712
404	09	03	00	Mobiliario y equipos de alojamiento	91.029.123	0	0	0	0	91.029.123
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.500.000	0	0	0	0	2.500.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	19.998.177	0	0	0	0	19.998.177
404	11	02	00	Adquisición de edificios e instalaciones	19.998.177	0	0	0	0	19.998.177
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.557.479.194**	**4.420.864.923**	**0**	**0**	**0**	**7.978.344.117**
407	01	00	00	Transferencias y donaciones corrientes internas	3.557.479.194	0	0	0	0	3.557.479.194
407	01	01	00	Transferencias corrientes internas al sector privado	35.210.610	0	0	0	0	35.210.610
407	01	01	01	Pensiones del personal empleado, obrero y militar	2.040.000	0	0	0	0	2.040.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	3.468.000	0	0	0	0	3.468.000
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	990.000	0	0	0	0	990.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	2.508.000	0	0	0	0	2.508.000
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	535.460	0	0	0	0	535.460
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	7.581.000	0	0	0	0	7.581.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	1.734.000	0	0	0	0	1.734.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	3.352.400	0	0	0	0	3.352.400
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	3.212.750	0	0	0	0	3.212.750
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	6.789.000	0	0	0	0	6.789.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	01	73	Subsidios a instituciones benéficas privadas	3.000.000	0	0	0	0	3.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	19.163.379	0	0	0	0	19.163.379
407	01	02	01	Donaciones corrientes a personas	19.163.379	0	0	0	0	19.163.379
407	01	03	00	Transferencias corrientes internas al sector público	3.502.592.555	0	0	0	0	3.502.592.555
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.750.594.383	0	0	0	0	1.750.594.383
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.751.998.172	0	0	0	0	1.751.998.172
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	512.650	0	0	0	0	512.650
407	01	06	01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular	150.000	0	0	0	0	150.000
407	01	06	06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	66.000	0	0	0	0	66.000
407	01	06	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	127.600	0	0	0	0	127.600
407	01	06	98	Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	169.050	0	0	0	0	169.050
407	03	00	00	Transferencias y donaciones de capital internas	0	4.420.864.923	0	0	0	4.420.864.923
407	03	03	00	Transferencias de capital internas al sector público	0	4.420.864.923	0	0	0	4.420.864.923
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	4.420.864.923	0	0	0	4.420.864.923
411	**00**	**00**	**00**	**Disminución de pasivos**	**20.000.000**	**0**	**0**	**0**	**0**	**20.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	20.000.000	0	0	0	0	20.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	20.000.000	0	0	0	0	20.000.000
				Totales	**10.084.503.945**	**4.420.864.923**	**0**	**0**	**0**	**14.505.368.868**

63
Consejo Federal de Gobierno

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**9.586.215**	0	0	0	0	**9.586.215**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.009.060	0	0	0	0	3.009.060
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.435.379	0	0	0	0	1.435.379
401	01	18	00	Remuneraciones al personal contratado	435.159	0	0	0	0	435.159
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	435.159	0	0	0	0	435.159
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	111.798	0	0	0	0	111.798
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	119.005	0	0	0	0	119.005
401	01	99	00	Otras retribuciones	907.719	0	0	0	0	907.719
401	03	00	00	Primas	972.351	0	0	0	0	972.351
401	03	02	00	Primas de transporte a empleados	120.000	0	0	0	0	120.000
401	03	03	00	Primas por hogar a empleados	120.000	0	0	0	0	120.000
401	03	08	00	Primas de profesionalización a empleados	332.356	0	0	0	0	332.356
401	03	09	00	Primas por antigüedad a empleados	203.340	0	0	0	0	203.340
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	82.438	0	0	0	0	82.438
401	03	37	00	Primas de transporte al personal contratado	36.000	0	0	0	0	36.000
401	03	38	00	Primas por hogar al personal contratado	36.000	0	0	0	0	36.000
401	03	40	00	Primas de profesionalización al personal contratado	42.217	0	0	0	0	42.217
401	04	00	00	Complementos de sueldos y salarios	1.180.893	0	0	0	0	1.180.893
401	04	08	00	Bono compensatorio de alimentación a empleados	759.375	0	0	0	0	759.375
401	04	26	00	Bono compensatorio de alimentación al personal contratado	177.186	0	0	0	0	177.186
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	42.188	0	0	0	0	42.188
401	04	98	00	Otros complementos al personal contratado	202.144	0	0	0	0	202.144
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.477.806	0	0	0	0	1.477.806
401	05	01	00	Aguinaldos a empleados	632.421	0	0	0	0	632.421
401	05	03	00	Bono vacacional a empleados	505.937	0	0	0	0	505.937
401	05	07	00	Aguinaldos al personal contratado	183.987	0	0	0	0	183.987
401	05	08	00	Bono vacacional al personal contratado	73.595	0	0	0	0	73.595
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	45.481	0	0	0	0	45.481
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	36.385	0	0	0	0	36.385
401	06	00	00	Aportes patronales y legales	486.681	0	0	0	0	486.681
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	197.024	0	0	0	0	197.024

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	56.918	0	0	0	0	56.918
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	43.783	0	0	0	0	43.783
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	60.712	0	0	0	0	60.712
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	68.783	0	0	0	0	68.783
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	18.399	0	0	0	0	18.399
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	15.285	0	0	0	0	15.285
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	14.169	0	0	0	0	14.169
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	4.093	0	0	0	0	4.093
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	4.366	0	0	0	0	4.366
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	3.149	0	0	0	0	3.149
401	07	00	00	Asistencia socio-económica	1.563.905	0	0	0	0	1.563.905
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	252.425	0	0	0	0	252.425
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	189.726	0	0	0	0	189.726
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	880.000	0	0	0	0	880.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	60.000	0	0	0	0	60.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	39.375	0	0	0	0	39.375
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	13.644	0	0	0	0	13.644
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	40.000	0	0	0	0	40.000
401	07	78	00	Ayudas por defunción al personal contratado	66.235	0	0	0	0	66.235
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	22.500	0	0	0	0	22.500
401	08	00	00	Prestaciones sociales e indemnizaciones	895.519	0	0	0	0	895.519
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	711.474	0	0	0	0	711.474
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	132.879	0	0	0	0	132.879
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	51.166	0	0	0	0	51.166
403	**00**	**00**	**00**	**Servicios no personales**	**7.750.372**	**0**	**0**	**0**	**0**	**7.750.372**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.111.575	0	0	0	0	1.111.575
403	08	02	00	Comisiones y gastos bancarios	1.000.000	0	0	0	0	1.000.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	111.575	0	0	0	0	111.575
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	6.622.797	0	0	0	0	6.622.797

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	200.000	0	0	0	0	200.000
403	10	99	00	Otros servicios profesionales y técnicos	6.422.797	0	0	0	0	6.422.797
403	18	00	00	Impuestos indirectos	16.000	0	0	0	0	16.000
403	18	01	00	Impuesto al valor agregado	16.000	0	0	0	0	16.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**105.957.894.820**	**0**	**0**	**0**	**0**	**105.957.894.820**
407	01	00	00	Transferencias y donaciones corrientes internas	261.919.263	0	0	0	0	261.919.263
407	01	03	00	Transferencias corrientes internas al sector público	261.919.263	0	0	0	0	261.919.263
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	261.919.263	0	0	0	0	261.919.263
407	03	00	00	Transferencias y donaciones de capital internas	105.695.975.557	0	0	0	0	105.695.975.557
407	03	03	00	Transferencias de capital internas al sector público	105.695.975.557	0	0	0	0	105.695.975.557
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	105.695.975.557	0	0	0	0	105.695.975.557
				Totales	**105.975.231.407**	**0**	**0**	**0**	**0**	**105.975.231.407**

65
Ministerio del Poder Popular para el Servicio Penitenciario

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.716.169.958**	0	0	0	0	**3.716.169.958**
401	01	00	00	Sueldos, salarios y otras retribuciones	522.366.300	0	0	0	0	522.366.300
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	239.508.540	0	0	0	0	239.508.540
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	95.462.903	0	0	0	0	95.462.903
401	01	18	00	Remuneraciones al personal contratado	187.086.457	0	0	0	0	187.086.457
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	179.586.457	0	0	0	0	179.586.457
401	01	18	02	Remuneraciones por honorarios profesionales	7.500.000	0	0	0	0	7.500.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	78.000	0	0	0	0	78.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	230.400	0	0	0	0	230.400
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	343.230.866	0	0	0	0	343.230.866
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	275.788.502	0	0	0	0	275.788.502
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	66.856.191	0	0	0	0	66.856.191
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	586.173	0	0	0	0	586.173
401	03	00	00	Primas	373.223.883	0	0	0	0	373.223.883
401	03	02	00	Primas de transporte a empleados	65.694.838	0	0	0	0	65.694.838
401	03	03	00	Primas por hogar a empleados	42.215.465	0	0	0	0	42.215.465
401	03	04	00	Primas por hijos a empleados	5.618.700	0	0	0	0	5.618.700
401	03	08	00	Primas de profesionalización a empleados	6.396.808	0	0	0	0	6.396.808
401	03	09	00	Primas por antigüedad a empleados	20.274.045	0	0	0	0	20.274.045
401	03	17	00	Primas de transporte a obreros	22.109.844	0	0	0	0	22.109.844
401	03	18	00	Primas por hogar a obreros	12.897.465	0	0	0	0	12.897.465
401	03	19	00	Primas por hijos de obreros	2.673.000	0	0	0	0	2.673.000
401	03	21	00	Primas por antigüedad a obreros	8.945.452	0	0	0	0	8.945.452
401	03	22	00	Primas de profesionalización a obreros	1.668.600	0	0	0	0	1.668.600
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	15.000.000	0	0	0	0	15.000.000
401	03	37	00	Primas de transporte al personal contratado	45.298.888	0	0	0	0	45.298.888
401	03	38	00	Primas por hogar al personal contratado	29.120.812	0	0	0	0	29.120.812
401	03	39	00	Primas por hijos al personal contratado	3.173.850	0	0	0	0	3.173.850
401	03	40	00	Primas de profesionalización al personal contratado	12.160.236	0	0	0	0	12.160.236
401	03	41	00	Primas por antigüedad al personal contratado	11.916.023	0	0	0	0	11.916.023

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	3.900	0	0	0	0	3.900
401	03	95	00	Otras primas al personal de alto nivel y de dirección	18.246	0	0	0	0	18.246
401	03	96	00	Otras primas al personal contratado	3.912.306	0	0	0	0	3.912.306
401	03	97	00	Otras primas a empleados	63.336.150	0	0	0	0	63.336.150
401	03	98	00	Otras primas a obreros	789.255	0	0	0	0	789.255
401	04	00	00	Complementos de sueldos y salarios	769.204.554	0	0	0	0	769.204.554
401	04	08	00	Bono compensatorio de alimentación a empleados	150.601.500	0	0	0	0	150.601.500
401	04	18	00	Bono compensatorio de alimentación a obreros	59.157.000	0	0	0	0	59.157.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	103.887.000	0	0	0	0	103.887.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	31.500	0	0	0	0	31.500
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	94.500	0	0	0	0	94.500
401	04	96	00	Otros complementos a empleados	148.769.667	0	0	0	0	148.769.667
401	04	97	00	Otros complementos a obreros	41.329.170	0	0	0	0	41.329.170
401	04	98	00	Otros complementos al personal contratado	265.334.217	0	0	0	0	265.334.217
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	318.470.399	0	0	0	0	318.470.399
401	05	01	00	Aguinaldos a empleados	100.909.334	0	0	0	0	100.909.334
401	05	03	00	Bono vacacional a empleados	60.545.600	0	0	0	0	60.545.600
401	05	04	00	Aguinaldos a obreros	31.702.638	0	0	0	0	31.702.638
401	05	06	00	Bono vacacional a obreros	19.021.583	0	0	0	0	19.021.583
401	05	07	00	Aguinaldos al personal contratado	66.313.797	0	0	0	0	66.313.797
401	05	08	00	Bono vacacional al personal contratado	39.788.278	0	0	0	0	39.788.278
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	15.167	0	0	0	0	15.167
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	9.100	0	0	0	0	9.100
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	103.064	0	0	0	0	103.064
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	61.838	0	0	0	0	61.838
401	06	00	00	Aportes patronales y legales	118.291.511	0	0	0	0	118.291.511
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	26.345.939	0	0	0	0	26.345.939
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	16.347.312	0	0	0	0	16.347.312
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.790.171	0	0	0	0	4.790.171
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	15.136.400	0	0	0	0	15.136.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	10.500.919	0	0	0	0	10.500.919
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	5.135.827	0	0	0	0	5.135.827
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.909.258	0	0	0	0	1.909.258
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	4.755.396	0	0	0	0	4.755.396
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	19.754.510	0	0	0	0	19.754.510
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	9.947.070	0	0	0	0	9.947.070
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	3.591.729	0	0	0	0	3.591.729
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	8.580	0	0	0	0	8.580
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	2.457	0	0	0	0	2.457
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.275	0	0	0	0	2.275
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	1.560	0	0	0	0	1.560
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	25.344	0	0	0	0	25.344
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	16.696	0	0	0	0	16.696
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	15.460	0	0	0	0	15.460
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	4.608	0	0	0	0	4.608
401	07	00	00	Asistencia socio-económica	1.022.577.444	0	0	0	0	1.022.577.444
401	07	02	00	Becas a empleados	26.316.000	0	0	0	0	26.316.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	167.335.000	0	0	0	0	167.335.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	13.622.760	0	0	0	0	13.622.760
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	215.145.000	0	0	0	0	215.145.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	12.864.000	0	0	0	0	12.864.000
401	07	10	00	Dotación de uniformes a empleados	47.810.000	0	0	0	0	47.810.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.507.190	0	0	0	0	3.507.190
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.486.750	0	0	0	0	2.486.750
401	07	18	00	Becas a obreros	5.332.050	0	0	0	0	5.332.050
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	65.730.000	0	0	0	0	65.730.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	8.559.712	0	0	0	0	8.559.712
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos	84.510.000	0	0	0	0	84.510.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				funerarios por obreros						
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	8.052.000	0	0	0	0	8.052.000
401	07	26	00	Dotación de uniformes a obreros	18.780.000	0	0	0	0	18.780.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.469.493	0	0	0	0	1.469.493
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.088.500	0	0	0	0	1.088.500
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	35.000	0	0	0	0	35.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	6.143	0	0	0	0	6.143
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	45.000	0	0	0	0	45.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	105.000	0	0	0	0	105.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	27.827	0	0	0	0	27.827
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	135.000	0	0	0	0	135.000
401	07	75	00	Becas al personal contratado	20.578.500	0	0	0	0	20.578.500
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	115.430.000	0	0	0	0	115.430.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	17.904.725	0	0	0	0	17.904.725
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	148.410.000	0	0	0	0	148.410.000
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	6.650.000	0	0	0	0	6.650.000
401	07	83	00	Dotación de uniformes al personal contratado	27.483.333	0	0	0	0	27.483.333
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.489.086	0	0	0	0	1.489.086
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	1.658.125	0	0	0	0	1.658.125
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	11.250	0	0	0	0	11.250
401	08	00	00	Prestaciones sociales e indemnizaciones	248.805.001	0	0	0	0	248.805.001
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	126.136.667	0	0	0	0	126.136.667
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	39.628.299	0	0	0	0	39.628.299
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	82.892.247	0	0	0	0	82.892.247
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	18.958	0	0	0	0	18.958
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	128.830	0	0	0	0	128.830
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.558.729.136**	**0**	**0**	**0**	**0**	**1.558.729.136**
402	01	00	00	Productos alimenticios y agropecuarios	1.262.492.006	0	0	0	0	1.262.492.006

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	01	01	00	Alimentos y bebidas para personas	1.262.299.206	0	0	0	0	1.262.299.206
402	01	02	00	Alimentos para animales	28.800	0	0	0	0	28.800
402	01	03	00	Productos agrícolas y pecuarios	164.000	0	0	0	0	164.000
402	02	00	00	Productos de minas, canteras y yacimientos	410.375	0	0	0	0	410.375
402	02	04	00	Mineral no ferroso	272.625	0	0	0	0	272.625
402	02	05	00	Piedra, arcilla, arena y tierra	137.750	0	0	0	0	137.750
402	03	00	00	Textiles y vestuarios	64.841.687	0	0	0	0	64.841.687
402	03	01	00	Textiles	11.530.130	0	0	0	0	11.530.130
402	03	02	00	Prendas de vestir	39.181.036	0	0	0	0	39.181.036
402	03	03	00	Calzados	14.130.521	0	0	0	0	14.130.521
402	04	00	00	Productos de cuero y caucho	20.943.345	0	0	0	0	20.943.345
402	04	01	00	Cueros y pieles	195.000	0	0	0	0	195.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	120.045	0	0	0	0	120.045
402	04	03	00	Cauchos y tripas para vehículos	20.628.300	0	0	0	0	20.628.300
402	05	00	00	Productos de papel, cartón e impresos	37.161.142	0	0	0	0	37.161.142
402	05	01	00	Pulpa de madera, papel y cartón	4.390.864	0	0	0	0	4.390.864
402	05	02	00	Envases y cajas de papel y cartón	832.000	0	0	0	0	832.000
402	05	03	00	Productos de papel y cartón para oficina	27.187.948	0	0	0	0	27.187.948
402	05	04	00	Libros, revistas y periódicos	325.000	0	0	0	0	325.000
402	05	05	00	Material de enseñanza	1.270.330	0	0	0	0	1.270.330
402	05	06	00	Productos de papel y cartón para computación	200.000	0	0	0	0	200.000
402	05	99	00	Otros productos de pulpa, papel y cartón	2.955.000	0	0	0	0	2.955.000
402	06	00	00	Productos químicos y derivados	52.730.512	0	0	0	0	52.730.512
402	06	01	00	Sustancias químicas y de uso industrial	235.130	0	0	0	0	235.130
402	06	02	00	Abonos, plaguicidas y otros	4.700	0	0	0	0	4.700
402	06	03	00	Tintas, pinturas y colorantes	3.805.530	0	0	0	0	3.805.530
402	06	04	00	Productos farmacéuticos y medicamentos	15.614.200	0	0	0	0	15.614.200
402	06	05	00	Productos de tocador	23.016.836	0	0	0	0	23.016.836
402	06	06	00	Combustibles y lubricantes	8.002.842	0	0	0	0	8.002.842
402	06	08	00	Productos plásticos	2.051.274	0	0	0	0	2.051.274
402	07	00	00	Productos minerales no metálicos	104.462	0	0	0	0	104.462

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	02	00	Vidrios y productos de vidrio	100.000	0	0	0	0	100.000
402	07	04	00	Cemento, cal y yeso	4.462	0	0	0	0	4.462
402	08	00	00	Productos metálicos	37.904.372	0	0	0	0	37.904.372
402	08	02	00	Productos de metales no ferrosos	324.000	0	0	0	0	324.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	13.968.213	0	0	0	0	13.968.213
402	08	04	00	Productos metálicos estructurales	16.400	0	0	0	0	16.400
402	08	05	00	Materiales de orden público, seguridad y defensa	1.850.000	0	0	0	0	1.850.000
402	08	07	00	Material de señalamiento	43.285	0	0	0	0	43.285
402	08	09	00	Repuestos y accesorios para equipos de transporte	21.702.474	0	0	0	0	21.702.474
402	09	00	00	Productos de madera	460.000	0	0	0	0	460.000
402	09	99	00	Otros productos de madera	460.000	0	0	0	0	460.000
402	10	00	00	Productos varios y útiles diversos	77.695.558	0	0	0	0	77.695.558
402	10	01	00	Artículos de deporte, recreación y juguetes	6.412.825	0	0	0	0	6.412.825
402	10	02	00	Materiales y útiles de limpieza y aseo	10.295.601	0	0	0	0	10.295.601
402	10	03	00	Utensilios de cocina y comedor	11.884.821	0	0	0	0	11.884.821
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.758.700	0	0	0	0	1.758.700
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.617.852	0	0	0	0	5.617.852
402	10	06	00	Condecoraciones, ofrendas y similares	42.500	0	0	0	0	42.500
402	10	07	00	Productos de seguridad en el trabajo	98.100	0	0	0	0	98.100
402	10	08	00	Materiales para equipos de computación	37.810.542	0	0	0	0	37.810.542
402	10	10	00	Útiles religiosos	160.000	0	0	0	0	160.000
402	10	11	00	Materiales eléctricos	2.300.617	0	0	0	0	2.300.617
402	10	99	00	Otros productos y útiles diversos	1.314.000	0	0	0	0	1.314.000
402	99	00	00	Otros materiales y suministros	3.985.677	0	0	0	0	3.985.677
402	99	01	00	Otros materiales y suministros	3.985.677	0	0	0	0	3.985.677
403	**00**	**00**	**00**	**Servicios no personales**	**686.868.116**	**0**	**0**	**0**	**0**	**686.868.116**
403	01	00	00	Alquileres de inmuebles	8.140.000	0	0	0	0	8.140.000
403	01	01	00	Alquileres de edificios y locales	7.900.000	0	0	0	0	7.900.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	240.000	0	0	0	0	240.000
403	02	00	00	Alquileres de maquinaria y equipos	6.356.745	0	0	0	0	6.356.745
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	5.996.745	0	0	0	0	5.996.745

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	360.000	0	0	0	0	360.000
403	04	00	00	Servicios básicos	105.158.191	0	0	0	0	105.158.191
403	04	01	00	Electricidad	11.800.000	0	0	0	0	11.800.000
403	04	02	00	Gas	8.250.000	0	0	0	0	8.250.000
403	04	03	00	Agua	22.078.151	0	0	0	0	22.078.151
403	04	04	00	Teléfonos	58.710.040	0	0	0	0	58.710.040
403	04	04	01	Servicios de telefonía prestados por organismos públicos	43.000.000	0	0	0	0	43.000.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	15.710.040	0	0	0	0	15.710.040
403	04	05	00	Servicio de comunicaciones	3.500.000	0	0	0	0	3.500.000
403	04	06	00	Servicio de aseo urbano y domiciliario	820.000	0	0	0	0	820.000
403	06	00	00	Servicios de transporte y almacenaje	295.500	0	0	0	0	295.500
403	06	01	00	Fletes y embalajes	200.000	0	0	0	0	200.000
403	06	03	00	Estacionamiento	3.000	0	0	0	0	3.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	92.500	0	0	0	0	92.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.629.823	0	0	0	0	5.629.823
403	07	01	00	Publicidad y propaganda	2.390.148	0	0	0	0	2.390.148
403	07	02	00	Imprenta y reproducción	3.239.675	0	0	0	0	3.239.675
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	116.416.171	0	0	0	0	116.416.171
403	08	01	00	Primas y gastos de seguros	33.005.971	0	0	0	0	33.005.971
403	08	03	00	Comisiones y gastos de adquisición de seguros	83.410.200	0	0	0	0	83.410.200
403	09	00	00	Viáticos y pasajes	59.737.186	0	0	0	0	59.737.186
403	09	01	00	Viáticos y pasajes dentro del país	58.816.436	0	0	0	0	58.816.436
403	09	02	00	Viáticos y pasajes fuera del país	920.750	0	0	0	0	920.750
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	33.969.272	0	0	0	0	33.969.272
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	1.962.880	0	0	0	0	1.962.880
403	10	06	00	Servicios de veterinaria	65.000	0	0	0	0	65.000
403	10	07	00	Servicios de capacitación y adiestramiento	25.500.000	0	0	0	0	25.500.000
403	10	11	00	Servicios para la elaboración y suministro de comida	3.832.677	0	0	0	0	3.832.677
403	10	99	00	Otros servicios profesionales y técnicos	2.608.715	0	0	0	0	2.608.715
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	45.563.691	0	0	0	0	45.563.691
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	42.318.174	0	0	0	0	42.318.174

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	1.400.000	0	0	0	0	1.400.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.275.088	0	0	0	0	1.275.088
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	570.429	0	0	0	0	570.429
403	12	00	00	Conservación y reparaciones menores de obras	1.911.324	0	0	0	0	1.911.324
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.911.324	0	0	0	0	1.911.324
403	16	00	00	Servicios de diversión, esparcimiento y culturales	115.171.000	0	0	0	0	115.171.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	115.171.000	0	0	0	0	115.171.000
403	18	00	00	Impuestos indirectos	172.493.740	0	0	0	0	172.493.740
403	18	01	00	Impuesto al valor agregado	172.493.740	0	0	0	0	172.493.740
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	11.679.275	0	0	0	0	11.679.275
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	11.679.275	0	0	0	0	11.679.275
403	99	00	00	Otros servicios no personales	4.346.198	0	0	0	0	4.346.198
403	99	01	00	Otros servicios no personales	4.346.198	0	0	0	0	4.346.198
404	**00**	**00**	**00**	**Activos reales**	**36.524.313**	**0**	**0**	**0**	**0**	**36.524.313**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	600.000	0	0	0	0	600.000
404	01	01	00	Repuestos mayores	600.000	0	0	0	0	600.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	600.000	0	0	0	0	600.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.790.002	0	0	0	0	4.790.002
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.390.002	0	0	0	0	1.390.002
404	03	05	00	Maquinaria y equipos industriales y de taller	1.000.000	0	0	0	0	1.000.000
404	03	06	00	Maquinaria y equipos de energía	2.400.000	0	0	0	0	2.400.000
404	04	00	00	Equipos de transporte, tracción y elevación	10.250.000	0	0	0	0	10.250.000
404	04	01	00	Vehículos automotores terrestres	10.250.000	0	0	0	0	10.250.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.701.000	0	0	0	0	1.701.000
404	05	01	00	Equipos de telecomunicaciones	1.701.000	0	0	0	0	1.701.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.406.500	0	0	0	0	1.406.500
404	07	02	00	Equipos de enseñanza, deporte y recreación	415.000	0	0	0	0	415.000
404	07	06	00	Instrumentos musicales y equipos de audio	991.500	0	0	0	0	991.500
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	420.000	0	0	0	0	420.000
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	420.000	0	0	0	0	420.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	16.946.811	0	0	0	0	16.946.811

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	7.417.440	0	0	0	0	7.417.440
404	09	02	00	Equipos de computación	5.442.000	0	0	0	0	5.442.000
404	09	03	00	Mobiliario y equipos de alojamiento	4.087.371	0	0	0	0	4.087.371
404	11	00	00	Inmuebles, maquinaria y equipos usados	230.000	0	0	0	0	230.000
404	11	05	00	Adquisición de maquinaria y equipos usados	230.000	0	0	0	0	230.000
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	230.000	0	0	0	0	230.000
404	12	00	00	Activos intangibles	180.000	0	0	0	0	180.000
404	12	04	00	Paquetes y programas de computación	180.000	0	0	0	0	180.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**150.000.000**	**0**	**0**	**0**	**0**	**150.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	150.000.000	0	0	0	0	150.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	150.000.000	0	0	0	0	150.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**603.375.787**	**0**	**0**	**0**	**0**	**603.375.787**
407	01	00	00	Transferencias y donaciones corrientes internas	603.375.787	0	0	0	0	603.375.787
407	01	01	00	Transferencias corrientes internas al sector privado	52.886.176	0	0	0	0	52.886.176
407	01	01	01	Pensiones del personal empleado, obrero y militar	10.237.468	0	0	0	0	10.237.468
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	9.061.873	0	0	0	0	9.061.873
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.559.367	0	0	0	0	2.559.367
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	9.405.000	0	0	0	0	9.405.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.852.000	0	0	0	0	5.852.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	2.265.468	0	0	0	0	2.265.468
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	8.325.000	0	0	0	0	8.325.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	5.180.000	0	0	0	0	5.180.000
407	01	02	00	Donaciones corrientes internas al sector privado	50.000.000	0	0	0	0	50.000.000
407	01	02	01	Donaciones corrientes a personas	50.000.000	0	0	0	0	50.000.000
407	01	03	00	Transferencias corrientes internas al sector público	500.489.611	0	0	0	0	500.489.611
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	500.489.611	0	0	0	0	500.489.611
				Totales	**6.751.667.310**	**0**	**0**	**0**	0	**6.751.667.310**

66

Ministerio del Poder Popular para Transporte Acuático y Aéreo

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**957.035.606**	0	0	0	0	**957.035.606**
401	01	00	00	Sueldos, salarios y otras retribuciones	151.583.845	0	0	0	0	151.583.845
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	119.240.732	0	0	0	0	119.240.732
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	12.753.609	0	0	0	0	12.753.609
401	01	18	00	Remuneraciones al personal contratado	19.145.554	0	0	0	0	19.145.554
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	16.445.554	0	0	0	0	16.445.554
401	01	18	02	Remuneraciones por honorarios profesionales	2.700.000	0	0	0	0	2.700.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	96.482	0	0	0	0	96.482
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	347.468	0	0	0	0	347.468
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	16.931.475	0	0	0	0	16.931.475
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	15.030.882	0	0	0	0	15.030.882
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.868.163	0	0	0	0	1.868.163
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	32.430	0	0	0	0	32.430
401	03	00	00	Primas	123.054.662	0	0	0	0	123.054.662
401	03	02	00	Primas de transporte a empleados	9.510.480	0	0	0	0	9.510.480
401	03	03	00	Primas por hogar a empleados	5.434.560	0	0	0	0	5.434.560
401	03	04	00	Primas por hijos a empleados	4.587.840	0	0	0	0	4.587.840
401	03	08	00	Primas de profesionalización a empleados	7.419.142	0	0	0	0	7.419.142
401	03	09	00	Primas por antigüedad a empleados	34.316.144	0	0	0	0	34.316.144
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	14.398.500	0	0	0	0	14.398.500
401	03	17	00	Primas de transporte a obreros	1.360.800	0	0	0	0	1.360.800
401	03	18	00	Primas por hogar a obreros	777.600	0	0	0	0	777.600
401	03	19	00	Primas por hijos de obreros	259.200	0	0	0	0	259.200
401	03	21	00	Primas por antigüedad a obreros	2.579.757	0	0	0	0	2.579.757
401	03	22	00	Primas de profesionalización a obreros	383.627	0	0	0	0	383.627
401	03	37	00	Primas de transporte al personal contratado	1.995.840	0	0	0	0	1.995.840
401	03	38	00	Primas por hogar al personal contratado	1.140.480	0	0	0	0	1.140.480
401	03	39	00	Primas por hijos al personal contratado	69.120	0	0	0	0	69.120
401	03	40	00	Primas de profesionalización al personal contratado	1.652.302	0	0	0	0	1.652.302
401	03	41	00	Primas por antigüedad al personal contratado	1.563.563	0	0	0	0	1.563.563
401	03	95	00	Otras primas al personal de alto nivel y de dirección	3.662.598	0	0	0	0	3.662.598

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	97	00	Otras primas a empleados	29.492.709	0	0	0	0	29.492.709
401	03	98	00	Otras primas a obreros	2.450.400	0	0	0	0	2.450.400
401	04	00	00	Complementos de sueldos y salarios	61.844.286	0	0	0	0	61.844.286
401	04	06	00	Complemento a empleados por comisión de servicios	5.725.830	0	0	0	0	5.725.830
401	04	08	00	Bono compensatorio de alimentación a empleados	36.853.110	0	0	0	0	36.853.110
401	04	18	00	Bono compensatorio de alimentación a obreros	5.268.916	0	0	0	0	5.268.916
401	04	26	00	Bono compensatorio de alimentación al personal contratado	7.733.880	0	0	0	0	7.733.880
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.933.470	0	0	0	0	1.933.470
401	04	96	00	Otros complementos a empleados	1.465.025	0	0	0	0	1.465.025
401	04	97	00	Otros complementos a obreros	968.000	0	0	0	0	968.000
401	04	98	00	Otros complementos al personal contratado	1.896.055	0	0	0	0	1.896.055
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	188.031.396	0	0	0	0	188.031.396
401	05	01	00	Aguinaldos a empleados	122.389.542	0	0	0	0	122.389.542
401	05	03	00	Bono vacacional a empleados	23.978.360	0	0	0	0	23.978.360
401	05	04	00	Aguinaldos a obreros	12.657.175	0	0	0	0	12.657.175
401	05	06	00	Bono vacacional a obreros	2.479.773	0	0	0	0	2.479.773
401	05	07	00	Aguinaldos al personal contratado	15.011.773	0	0	0	0	15.011.773
401	05	08	00	Bono vacacional al personal contratado	2.941.082	0	0	0	0	2.941.082
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	7.169.128	0	0	0	0	7.169.128
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.404.563	0	0	0	0	1.404.563
401	06	00	00	Aportes patronales y legales	53.106.396	0	0	0	0	53.106.396
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	23.738.576	0	0	0	0	23.738.576
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	6.474.157	0	0	0	0	6.474.157
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.316.105	0	0	0	0	4.316.105
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	6.805.158	0	0	0	0	6.805.158
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.454.975	0	0	0	0	2.454.975
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	669.538	0	0	0	0	669.538
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	446.360	0	0	0	0	446.360
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	704.849	0	0	0	0	704.849
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.911.671	0	0	0	0	2.911.671
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal	834.835	0	0	0	0	834.835

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
				contratado						
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	529.395	0	0	0	0	529.395
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.390.518	0	0	0	0	1.390.518
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	379.232	0	0	0	0	379.232
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	404.114	0	0	0	0	404.114
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	252.821	0	0	0	0	252.821
401	06	95	00	Otros aportes legales por personal contratado	794.092	0	0	0	0	794.092
401	07	00	00	Asistencia socio-económica	271.850.168	0	0	0	0	271.850.168
401	07	01	00	Capacitación y adiestramiento a empleados	150.000	0	0	0	0	150.000
401	07	02	00	Becas a empleados	2.205.180	0	0	0	0	2.205.180
401	07	03	00	Ayudas por matrimonio a empleados	18.000	0	0	0	0	18.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	18.000	0	0	0	0	18.000
401	07	05	00	Ayudas por defunción a empleados	36.000	0	0	0	0	36.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.000.000	0	0	0	0	2.000.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	21.580.524	0	0	0	0	21.580.524
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	108.465.732	0	0	0	0	108.465.732
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.836.000	0	0	0	0	1.836.000
401	07	10	00	Dotación de uniformes a empleados	15.978.591	0	0	0	0	15.978.591
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.419.910	0	0	0	0	3.419.910
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.025.000	0	0	0	0	2.025.000
401	07	17	00	Capacitación y adiestramiento a obreros	10.000	0	0	0	0	10.000
401	07	18	00	Becas a obreros	321.480	0	0	0	0	321.480
401	07	19	00	Ayudas por matrimonio de obreros	18.000	0	0	0	0	18.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	18.000	0	0	0	0	18.000
401	07	21	00	Ayudas por defunción a obreros	36.000	0	0	0	0	36.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.000.000	0	0	0	0	1.000.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.231.796	0	0	0	0	2.231.796
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	14.860.530	0	0	0	0	14.860.530
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	432.000	0	0	0	0	432.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	26	00	Dotación de uniformes a obreros	10.506.945	0	0	0	0	10.506.945
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.068.722	0	0	0	0	1.068.722
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	382.500	0	0	0	0	382.500
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	10.000	0	0	0	0	10.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	10.800	0	0	0	0	10.800
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	7.200	0	0	0	0	7.200
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	14.400	0	0	0	0	14.400
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.264.107	0	0	0	0	1.264.107
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	4.189.727	0	0	0	0	4.189.727
401	07	74	00	Capacitación y adiestramiento al personal contratado	30.000	0	0	0	0	30.000
401	07	75	00	Becas al personal contratado	179.100	0	0	0	0	179.100
401	07	76	00	Ayudas por matrimonio al personal contratado	10.800	0	0	0	0	10.800
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	10.800	0	0	0	0	10.800
401	07	78	00	Ayudas por defunción al personal contratado	21.600	0	0	0	0	21.600
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	2.646.973	0	0	0	0	2.646.973
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	20.232.436	0	0	0	0	20.232.436
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	198.000	0	0	0	0	198.000
401	07	83	00	Dotación de uniformes al personal contratado	10.783.614	0	0	0	0	10.783.614
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	819.353	0	0	0	0	819.353
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	225.000	0	0	0	0	225.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	3.784.500	0	0	0	0	3.784.500
401	07	96	00	Otras subvenciones a empleados	25.067.519	0	0	0	0	25.067.519
401	07	97	00	Otras subvenciones a obreros	4.530.829	0	0	0	0	4.530.829
401	07	99	00	Otras subvenciones al personal contratado	9.194.500	0	0	0	0	9.194.500
401	08	00	00	Prestaciones sociales e indemnizaciones	85.668.539	0	0	0	0	85.668.539
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	66.883.012	0	0	0	0	66.883.012
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	7.232.544	0	0	0	0	7.232.544
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.543.617	0	0	0	0	7.543.617
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	4.009.366	0	0	0	0	4.009.366
401	96	00	00	Otros gastos del personal empleado	4.964.839	0	0	0	0	4.964.839

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	96	01	00	Otros gastos del personal empleado	4.964.839	0	0	0	0	4.964.839
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**227.067.613**	**0**	**0**	**0**	**0**	**227.067.613**
402	01	00	00	Productos alimenticios y agropecuarios	70.000.000	0	0	0	0	70.000.000
402	01	01	00	Alimentos y bebidas para personas	70.000.000	0	0	0	0	70.000.000
402	03	00	00	Textiles y vestuarios	20.500.000	0	0	0	0	20.500.000
402	03	01	00	Textiles	500.000	0	0	0	0	500.000
402	03	02	00	Prendas de vestir	20.000.000	0	0	0	0	20.000.000
402	04	00	00	Productos de cuero y caucho	6.000.000	0	0	0	0	6.000.000
402	04	03	00	Cauchos y tripas para vehículos	6.000.000	0	0	0	0	6.000.000
402	05	00	00	Productos de papel, cartón e impresos	53.072.166	0	0	0	0	53.072.166
402	05	01	00	Pulpa de madera, papel y cartón	6.000.000	0	0	0	0	6.000.000
402	05	02	00	Envases y cajas de papel y cartón	500.000	0	0	0	0	500.000
402	05	03	00	Productos de papel y cartón para oficina	41.000.000	0	0	0	0	41.000.000
402	05	04	00	Libros, revistas y periódicos	400.000	0	0	0	0	400.000
402	05	06	00	Productos de papel y cartón para computación	500.000	0	0	0	0	500.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.672.166	0	0	0	0	4.672.166
402	06	00	00	Productos químicos y derivados	8.775.024	0	0	0	0	8.775.024
402	06	03	00	Tintas, pinturas y colorantes	5.000.000	0	0	0	0	5.000.000
402	06	04	00	Productos farmacéuticos y medicamentos	975.024	0	0	0	0	975.024
402	06	06	00	Combustibles y lubricantes	300.000	0	0	0	0	300.000
402	06	08	00	Productos plásticos	2.500.000	0	0	0	0	2.500.000
402	08	00	00	Productos metálicos	8.860.000	0	0	0	0	8.860.000
402	08	02	00	Productos de metales no ferrosos	150.000	0	0	0	0	150.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	700.000	0	0	0	0	700.000
402	08	05	00	Materiales de orden público, seguridad y defensa	500.000	0	0	0	0	500.000
402	08	07	00	Material de señalamiento	4.000.000	0	0	0	0	4.000.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.000.000	0	0	0	0	2.000.000
402	08	10	00	Repuestos y accesorios para otros equipos	1.500.000	0	0	0	0	1.500.000
402	08	99	00	Otros productos metálicos	10.000	0	0	0	0	10.000
402	09	00	00	Productos de madera	10.000	0	0	0	0	10.000
402	09	01	00	Productos primarios de madera	10.000	0	0	0	0	10.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	00	00	Productos varios y útiles diversos	44.850.423	0	0	0	0	44.850.423
402	10	01	00	Artículos de deporte, recreación y juguetes	3.000.000	0	0	0	0	3.000.000
402	10	02	00	Materiales y útiles de limpieza y aseo	3.000.000	0	0	0	0	3.000.000
402	10	03	00	Utensilios de cocina y comedor	3.000.000	0	0	0	0	3.000.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.000.000	0	0	0	0	2.000.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.500.000	0	0	0	0	6.500.000
402	10	06	00	Condecoraciones, ofrendas y similares	1.000.000	0	0	0	0	1.000.000
402	10	07	00	Productos de seguridad en el trabajo	400.000	0	0	0	0	400.000
402	10	08	00	Materiales para equipos de computación	12.000.000	0	0	0	0	12.000.000
402	10	09	00	Especies timbradas y valores	50.423	0	0	0	0	50.423
402	10	10	00	Útiles religiosos	150.000	0	0	0	0	150.000
402	10	11	00	Materiales eléctricos	3.000.000	0	0	0	0	3.000.000
402	10	12	00	Materiales para instalaciones sanitarias	500.000	0	0	0	0	500.000
402	10	13	00	Materiales fotográficos	250.000	0	0	0	0	250.000
402	10	99	00	Otros productos y útiles diversos	10.000.000	0	0	0	0	10.000.000
402	99	00	00	Otros materiales y suministros	15.000.000	0	0	0	0	15.000.000
402	99	01	00	Otros materiales y suministros	15.000.000	0	0	0	0	15.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**264.281.543**	**0**	**0**	**0**	**0**	**264.281.543**
403	02	00	00	Alquileres de maquinaria y equipos	32.000.000	0	0	0	0	32.000.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	30.000.000	0	0	0	0	30.000.000
403	02	99	00	Alquileres de otras maquinaria y equipos	2.000.000	0	0	0	0	2.000.000
403	04	00	00	Servicios básicos	7.525.000	0	0	0	0	7.525.000
403	04	01	00	Electricidad	2.000.000	0	0	0	0	2.000.000
403	04	03	00	Agua	2.000.000	0	0	0	0	2.000.000
403	04	04	00	Teléfonos	3.000.000	0	0	0	0	3.000.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	3.000.000	0	0	0	0	3.000.000
403	04	05	00	Servicio de comunicaciones	325.000	0	0	0	0	325.000
403	04	06	00	Servicio de aseo urbano y domiciliario	200.000	0	0	0	0	200.000
403	06	00	00	Servicios de transporte y almacenaje	400.000	0	0	0	0	400.000
403	06	01	00	Fletes y embalajes	200.000	0	0	0	0	200.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	200.000	0	0	0	0	200.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	16.200.000	0	0	0	0	16.200.000
403	07	01	00	Publicidad y propaganda	1.500.000	0	0	0	0	1.500.000
403	07	02	00	Imprenta y reproducción	3.200.000	0	0	0	0	3.200.000
403	07	03	00	Relaciones sociales	10.000.000	0	0	0	0	10.000.000
403	07	04	00	Avisos	1.500.000	0	0	0	0	1.500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	4.264.485	0	0	0	0	4.264.485
403	08	01	00	Primas y gastos de seguros	4.064.485	0	0	0	0	4.064.485
403	08	02	00	Comisiones y gastos bancarios	200.000	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	25.000.000	0	0	0	0	25.000.000
403	09	01	00	Viáticos y pasajes dentro del país	15.000.000	0	0	0	0	15.000.000
403	09	02	00	Viáticos y pasajes fuera del pais	10.000.000	0	0	0	0	10.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	46.435.000	0	0	0	0	46.435.000
403	10	01	00	Servicios jurídicos	100.000	0	0	0	0	100.000
403	10	03	00	Servicios de procesamiento de datos	50.000	0	0	0	0	50.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	500.000	0	0	0	0	500.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.555.000	0	0	0	0	2.555.000
403	10	09	00	Servicios de lavandería y tintorería	230.000	0	0	0	0	230.000
403	10	11	00	Servicios para la elaboración y suministro de comida	30.000.000	0	0	0	0	30.000.000
403	10	99	00	Otros servicios profesionales y técnicos	13.000.000	0	0	0	0	13.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	13.600.000	0	0	0	0	13.600.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	11.000.000	0	0	0	0	11.000.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	600.000	0	0	0	0	600.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.000.000	0	0	0	0	2.000.000
403	12	00	00	Conservación y reparaciones menores de obras	13.000.000	0	0	0	0	13.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	13.000.000	0	0	0	0	13.000.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	7.431.912	0	0	0	0	7.431.912
403	16	01	00	Servicios de diversión, esparcimiento y culturales	7.431.912	0	0	0	0	7.431.912
403	18	00	00	Impuestos indirectos	79.994.727	0	0	0	0	79.994.727
403	18	01	00	Impuesto al valor agregado	79.994.727	0	0	0	0	79.994.727
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.623.575	0	0	0	0	2.623.575
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.623.575	0	0	0	0	2.623.575

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	99	00	00	Otros servicios no personales	15.806.844	0	0	0	0	15.806.844
403	99	01	00	Otros servicios no personales	15.806.844	0	0	0	0	15.806.844
404	**00**	**00**	**00**	**Activos reales**	**65.036.874**	**0**	**0**	**0**	**0**	**65.036.874**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	1.035.277	0	0	0	0	1.035.277
404	01	01	00	Repuestos mayores	1.035.277	0	0	0	0	1.035.277
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	1.035.277	0	0	0	0	1.035.277
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	800.000	0	0	0	0	800.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	800.000	0	0	0	0	800.000
404	04	00	00	Equipos de transporte, tracción y elevación	37.457.597	0	0	0	0	37.457.597
404	04	01	00	Vehículos automotores terrestres	30.000.000	0	0	0	0	30.000.000
404	04	05	00	Vehículos de tracción no motorizados	800.000	0	0	0	0	800.000
404	04	99	00	Otros equipos de transporte, tracción y elevación	6.657.597	0	0	0	0	6.657.597
404	05	00	00	Equipos de comunicaciones y de señalamiento	500.000	0	0	0	0	500.000
404	05	01	00	Equipos de telecomunicaciones	500.000	0	0	0	0	500.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	5.500.000	0	0	0	0	5.500.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	5.000.000	0	0	0	0	5.000.000
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	500.000	0	0	0	0	500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	4.500.000	0	0	0	0	4.500.000
404	07	01	00	Equipos científicos y de laboratorio	200.000	0	0	0	0	200.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.000.000	0	0	0	0	2.000.000
404	07	06	00	Instrumentos musicales y equipos de audio	2.000.000	0	0	0	0	2.000.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	300.000	0	0	0	0	300.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	13.744.000	0	0	0	0	13.744.000
404	09	01	00	Mobiliario y equipos de oficina	4.000.000	0	0	0	0	4.000.000
404	09	02	00	Equipos de computación	3.000.000	0	0	0	0	3.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	6.500.000	0	0	0	0	6.500.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	244.000	0	0	0	0	244.000
404	12	00	00	Activos intangibles	1.500.000	0	0	0	0	1.500.000
404	12	04	00	Paquetes y programas de computación	1.500.000	0	0	0	0	1.500.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**286.639.323**	**0**	**0**	**0**	**0**	**286.639.323**
407	01	00	00	Transferencias y donaciones corrientes internas	286.639.323	0	0	0	0	286.639.323

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	01	00	Transferencias corrientes internas al sector privado	271.639.323	0	0	0	0	271.639.323
407	01	01	01	Pensiones del personal empleado, obrero y militar	10.597.981	0	0	0	0	10.597.981
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	115.596.157	0	0	0	0	115.596.157
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.649.495	0	0	0	0	2.649.495
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.796.676	0	0	0	0	1.796.676
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	2.589.603	0	0	0	0	2.589.603
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	7.575.980	0	0	0	0	7.575.980
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	28.899.039	0	0	0	0	28.899.039
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	14.875.413	0	0	0	0	14.875.413
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	35.926.769	0	0	0	0	35.926.769
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	51.132.210	0	0	0	0	51.132.210
407	01	02	00	Donaciones corrientes internas al sector privado	15.000.000	0	0	0	0	15.000.000
407	01	02	01	Donaciones corrientes a personas	15.000.000	0	0	0	0	15.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**5.000.000**	**0**	**0**	**0**	**0**	**5.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	5.000.000	0	0	0	0	5.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	5.000.000	0	0	0	0	5.000.000
				Totales	**1.805.060.959**	**0**	**0**	**0**	**0**	**1.805.060.959**

67

Ministerio del Poder Popular para Transporte Terrestre y Obras Públicas

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.292.969.627**	**0**	**0**	**0**	**0**	**2.292.969.627**
401	01	00	00	Sueldos, salarios y otras retribuciones	275.852.676	0	0	0	0	275.852.676
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	89.763.841	0	0	0	0	89.763.841
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	945.649	0	0	0	0	945.649
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	123.609.792	0	0	0	0	123.609.792
401	01	12	00	Salarios a obreros en puestos no permanentes	18.700.658	0	0	0	0	18.700.658
401	01	18	00	Remuneraciones al personal contratado	42.413.787	0	0	0	0	42.413.787
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	36.113.787	0	0	0	0	36.113.787
401	01	18	02	Remuneraciones por honorarios profesionales	6.300.000	0	0	0	0	6.300.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	251.960	0	0	0	0	251.960
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	33.398	0	0	0	0	33.398
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	133.591	0	0	0	0	133.591
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	115.527.790	0	0	0	0	115.527.790
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	54.061.811	0	0	0	0	54.061.811
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	398.431	0	0	0	0	398.431
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	61.010.892	0	0	0	0	61.010.892
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	11.331	0	0	0	0	11.331
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	45.325	0	0	0	0	45.325
401	03	00	00	Primas	236.253.893	0	0	0	0	236.253.893
401	03	02	00	Primas de transporte a empleados	12.057.417	0	0	0	0	12.057.417
401	03	03	00	Primas por hogar a empleados	12.057.417	0	0	0	0	12.057.417
401	03	04	00	Primas por hijos a empleados	11.469.600	0	0	0	0	11.469.600
401	03	08	00	Primas de profesionalización a empleados	9.494.735	0	0	0	0	9.494.735
401	03	09	00	Primas por antigüedad a empleados	26.525.550	0	0	0	0	26.525.550
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	18.471.780	0	0	0	0	18.471.780
401	03	17	00	Primas de transporte a obreros	16.492.329	0	0	0	0	16.492.329
401	03	18	00	Primas por hogar a obreros	16.492.329	0	0	0	0	16.492.329
401	03	19	00	Primas por hijos de obreros	17.204.400	0	0	0	0	17.204.400
401	03	21	00	Primas por antigüedad a obreros	29.474.740	0	0	0	0	29.474.740
401	03	22	00	Primas de profesionalización a obreros	4.109.612	0	0	0	0	4.109.612

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	37	00	Primas de transporte al personal contratado	5.749.137	0	0	0	0	5.749.137
401	03	38	00	Primas por hogar al personal contratado	5.749.137	0	0	0	0	5.749.137
401	03	39	00	Primas por hijos al personal contratado	4.141.800	0	0	0	0	4.141.800
401	03	40	00	Primas de profesionalización al personal contratado	2.206.566	0	0	0	0	2.206.566
401	03	41	00	Primas por antigüedad al personal contratado	6.030.639	0	0	0	0	6.030.639
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	7.965	0	0	0	0	7.965
401	03	95	00	Otras primas al personal de alto nivel y de dirección	31.860	0	0	0	0	31.860
401	03	97	00	Otras primas a empleados	16.544.898	0	0	0	0	16.544.898
401	03	98	00	Otras primas a obreros	21.941.982	0	0	0	0	21.941.982
401	04	00	00	Complementos de sueldos y salarios	528.903.188	0	0	0	0	528.903.188
401	04	06	00	Complemento a empleados por comisión de servicios	7.622.780	0	0	0	0	7.622.780
401	04	08	00	Bono compensatorio de alimentación a empleados	53.291.312	0	0	0	0	53.291.312
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	7.786.881	0	0	0	0	7.786.881
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	2.161.084	0	0	0	0	2.161.084
401	04	16	00	Complemento a obreros por gastos de alimentación	36.000	0	0	0	0	36.000
401	04	18	00	Bono compensatorio de alimentación a obreros	63.907.775	0	0	0	0	63.907.775
401	04	20	00	Complemento a obreros por días feriados	2.197.909	0	0	0	0	2.197.909
401	04	26	00	Bono compensatorio de alimentación al personal contratado	22.277.906	0	0	0	0	22.277.906
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	2.925	0	0	0	0	2.925
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	18.519	0	0	0	0	18.519
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	74.075	0	0	0	0	74.075
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	69.046	0	0	0	0	69.046
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.086.520	0	0	0	0	1.086.520
401	04	96	00	Otros complementos a empleados	155.315.810	0	0	0	0	155.315.810
401	04	97	00	Otros complementos a obreros	162.647.836	0	0	0	0	162.647.836
401	04	98	00	Otros complementos al personal contratado	50.406.810	0	0	0	0	50.406.810
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	61.544.455	0	0	0	0	61.544.455
401	05	03	00	Bono vacacional a empleados	26.648.939	0	0	0	0	26.648.939
401	05	06	00	Bono vacacional a obreros	31.789.269	0	0	0	0	31.789.269
401	05	08	00	Bono vacacional al personal contratado	3.106.247	0	0	0	0	3.106.247

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	00	00	Aportes patronales y legales	83.668.861	0	0	0	0	83.668.861
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	19.187.236	0	0	0	0	19.187.236
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	6.395.745	0	0	0	0	6.395.745
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.263.831	0	0	0	0	4.263.831
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	4.263.831	0	0	0	0	4.263.831
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	21.850.534	0	0	0	0	21.850.534
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	7.283.512	0	0	0	0	7.283.512
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	4.855.675	0	0	0	0	4.855.675
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	4.855.675	0	0	0	0	4.855.675
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	5.963.995	0	0	0	0	5.963.995
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.325.332	0	0	0	0	1.325.332
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.325.332	0	0	0	0	1.325.332
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	12.428	0	0	0	0	12.428
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	4.143	0	0	0	0	4.143
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	2.761	0	0	0	0	2.761
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	2.761	0	0	0	0	2.761
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	49.540	0	0	0	0	49.540
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	16.513	0	0	0	0	16.513
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	11.009	0	0	0	0	11.009
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	11.009	0	0	0	0	11.009
401	06	95	00	Otros aportes legales por personal contratado	1.987.999	0	0	0	0	1.987.999
401	07	00	00	Asistencia socio-económica	821.599.684	0	0	0	0	821.599.684
401	07	01	00	Capacitación y adiestramiento a empleados	163.430	0	0	0	0	163.430
401	07	02	00	Becas a empleados	4.251.857	0	0	0	0	4.251.857
401	07	03	00	Ayudas por matrimonio a empleados	8.024	0	0	0	0	8.024
401	07	04	00	Ayudas por nacimiento de hijos a empleados	19.824	0	0	0	0	19.824
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	23.984.046	0	0	0	0	23.984.046
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	177.708.793	0	0	0	0	177.708.793

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	4.007.705	0	0	0	0	4.007.705
401	07	17	00	Capacitación y adiestramiento a obreros	74.720	0	0	0	0	74.720
401	07	18	00	Becas a obreros	6.638.130	0	0	0	0	6.638.130
401	07	19	00	Ayudas por matrimonio de obreros	5.900	0	0	0	0	5.900
401	07	20	00	Ayudas por nacimiento de hijos de obreros	12.980	0	0	0	0	12.980
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	27.313.167	0	0	0	0	27.313.167
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	272.577.275	0	0	0	0	272.577.275
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	12.023.114	0	0	0	0	12.023.114
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	164.951	0	0	0	0	164.951
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	475.497	0	0	0	0	475.497
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	94.426.745	0	0	0	0	94.426.745
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	8.242.512	0	0	0	0	8.242.512
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	26.285	0	0	0	0	26.285
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	105.138	0	0	0	0	105.138
401	07	96	00	Otras subvenciones a empleados	67.041.527	0	0	0	0	67.041.527
401	07	97	00	Otras subvenciones a obreros	90.707.810	0	0	0	0	90.707.810
401	07	99	00	Otras subvenciones al personal contratado	31.620.254	0	0	0	0	31.620.254
401	08	00	00	Prestaciones sociales e indemnizaciones	169.576.253	0	0	0	0	169.576.253
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	74.684.603	0	0	0	0	74.684.603
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	70.507.350	0	0	0	0	70.507.350
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	24.019.208	0	0	0	0	24.019.208
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	74.552	0	0	0	0	74.552
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	290.540	0	0	0	0	290.540
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	42.827	0	0	0	0	42.827
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	42.827	0	0	0	0	42.827
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**606.781.189**	**0**	**0**	**0**	**0**	**606.781.189**
402	01	00	00	Productos alimenticios y agropecuarios	57.303.919	0	0	0	0	57.303.919
402	01	01	00	Alimentos y bebidas para personas	57.303.919	0	0	0	0	57.303.919
402	02	00	00	Productos de minas, canteras y yacimientos	3.004.738	0	0	0	0	3.004.738

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	02	02	00	Petróleo crudo y gas natural	4.738	0	0	0	0	4.738
402	02	05	00	Piedra, arcilla, arena y tierra	3.000.000	0	0	0	0	3.000.000
402	03	00	00	Textiles y vestuarios	6.778.557	0	0	0	0	6.778.557
402	03	01	00	Textiles	2.628.557	0	0	0	0	2.628.557
402	03	02	00	Prendas de vestir	4.150.000	0	0	0	0	4.150.000
402	04	00	00	Productos de cuero y caucho	10.993.488	0	0	0	0	10.993.488
402	04	02	00	Productos de cuero y sucedáneos del cuero	2.700.000	0	0	0	0	2.700.000
402	04	03	00	Cauchos y tripas para vehículos	8.293.488	0	0	0	0	8.293.488
402	05	00	00	Productos de papel, cartón e impresos	47.201.051	0	0	0	0	47.201.051
402	05	01	00	Pulpa de madera, papel y cartón	12.246.193	0	0	0	0	12.246.193
402	05	02	00	Envases y cajas de papel y cartón	7.210.000	0	0	0	0	7.210.000
402	05	03	00	Productos de papel y cartón para oficina	15.557.998	0	0	0	0	15.557.998
402	05	04	00	Libros, revistas y periódicos	4.400.243	0	0	0	0	4.400.243
402	05	06	00	Productos de papel y cartón para computación	29.603	0	0	0	0	29.603
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.757.014	0	0	0	0	7.757.014
402	06	00	00	Productos químicos y derivados	37.816.746	0	0	0	0	37.816.746
402	06	01	00	Sustancias químicas y de uso industrial	3.790	0	0	0	0	3.790
402	06	02	00	Abonos, plaguicidas y otros	1.045.962	0	0	0	0	1.045.962
402	06	03	00	Tintas, pinturas y colorantes	15.889.904	0	0	0	0	15.889.904
402	06	04	00	Productos farmacéuticos y medicamentos	4.022.788	0	0	0	0	4.022.788
402	06	05	00	Productos de tocador	6.000.000	0	0	0	0	6.000.000
402	06	06	00	Combustibles y lubricantes	4.349.570	0	0	0	0	4.349.570
402	06	08	00	Productos plásticos	6.504.732	0	0	0	0	6.504.732
402	07	00	00	Productos minerales no metálicos	6.016.220	0	0	0	0	6.016.220
402	07	01	00	Productos de barro, loza y porcelana	2.000.000	0	0	0	0	2.000.000
402	07	02	00	Vidrios y productos de vidrio	2.015.000	0	0	0	0	2.015.000
402	07	04	00	Cemento, cal y yeso	2.001.220	0	0	0	0	2.001.220
402	08	00	00	Productos metálicos	20.828.338	0	0	0	0	20.828.338
402	08	01	00	Productos primarios de hierro y acero	16.875	0	0	0	0	16.875
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.182.528	0	0	0	0	10.182.528
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.552.558	0	0	0	0	5.552.558

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	5.076.377	0	0	0	0	5.076.377
402	10	00	00	Productos varios y útiles diversos	69.992.174	0	0	0	0	69.992.174
402	10	01	00	Artículos de deporte, recreación y juguetes	3.000.000	0	0	0	0	3.000.000
402	10	02	00	Materiales y útiles de limpieza y aseo	6.586.301	0	0	0	0	6.586.301
402	10	03	00	Utensilios de cocina y comedor	7.200.000	0	0	0	0	7.200.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.000.000	0	0	0	0	2.000.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.662.009	0	0	0	0	4.662.009
402	10	06	00	Condecoraciones, ofrendas y similares	2.016.762	0	0	0	0	2.016.762
402	10	07	00	Productos de seguridad en el trabajo	3.032.684	0	0	0	0	3.032.684
402	10	08	00	Materiales para equipos de computación	24.854.303	0	0	0	0	24.854.303
402	10	11	00	Materiales eléctricos	10.294.922	0	0	0	0	10.294.922
402	10	12	00	Materiales para instalaciones sanitarias	3.055.193	0	0	0	0	3.055.193
402	10	99	00	Otros productos y útiles diversos	3.290.000	0	0	0	0	3.290.000
402	99	00	00	Otros materiales y suministros	346.845.958	0	0	0	0	346.845.958
402	99	01	00	Otros materiales y suministros	346.845.958	0	0	0	0	346.845.958
403	**00**	**00**	**00**	**Servicios no personales**	**849.919.054**	**0**	**0**	**0**	**0**	**849.919.054**
403	02	00	00	Alquileres de maquinaria y equipos	15.000.000	0	0	0	0	15.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	5.000.000	0	0	0	0	5.000.000
403	02	99	00	Alquileres de otras maquinaria y equipos	10.000.000	0	0	0	0	10.000.000
403	04	00	00	Servicios básicos	30.505.000	0	0	0	0	30.505.000
403	04	01	00	Electricidad	12.000.000	0	0	0	0	12.000.000
403	04	02	00	Gas	5.000	0	0	0	0	5.000
403	04	03	00	Agua	5.000.000	0	0	0	0	5.000.000
403	04	04	00	Teléfonos	8.500.000	0	0	0	0	8.500.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	6.500.000	0	0	0	0	6.500.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	2.000.000	0	0	0	0	2.000.000
403	04	05	00	Servicio de comunicaciones	3.000.000	0	0	0	0	3.000.000
403	04	06	00	Servicio de aseo urbano y domiciliario	2.000.000	0	0	0	0	2.000.000
403	06	00	00	Servicios de transporte y almacenaje	2.161.039	0	0	0	0	2.161.039
403	06	01	00	Fletes y embalajes	31.674	0	0	0	0	31.674
403	06	02	00	Almacenaje	1.999.970	0	0	0	0	1.999.970

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	129.395	0	0	0	0	129.395
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.476.866	0	0	0	0	8.476.866
403	07	01	00	Publicidad y propaganda	2.030.179	0	0	0	0	2.030.179
403	07	02	00	Imprenta y reproducción	978.687	0	0	0	0	978.687
403	07	03	00	Relaciones sociales	4.798.000	0	0	0	0	4.798.000
403	07	04	00	Avisos	670.000	0	0	0	0	670.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	6.006.111	0	0	0	0	6.006.111
403	08	01	00	Primas y gastos de seguros	4.000.000	0	0	0	0	4.000.000
403	08	02	00	Comisiones y gastos bancarios	2.005.796	0	0	0	0	2.005.796
403	08	03	00	Comisiones y gastos de adquisición de seguros	315	0	0	0	0	315
403	09	00	00	Viáticos y pasajes	25.404.600	0	0	0	0	25.404.600
403	09	01	00	Viáticos y pasajes dentro del país	20.404.600	0	0	0	0	20.404.600
403	09	02	00	Viáticos y pasajes fuera del país	5.000.000	0	0	0	0	5.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	19.727.467	0	0	0	0	19.727.467
403	10	01	00	Servicios jurídicos	2.000.000	0	0	0	0	2.000.000
403	10	02	00	Servicios de contabilidad y auditoría	60.800	0	0	0	0	60.800
403	10	03	00	Servicios de procesamiento de datos	2.000.000	0	0	0	0	2.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	4.666.667	0	0	0	0	4.666.667
403	10	09	00	Servicios de lavandería y tintorería	2.000.000	0	0	0	0	2.000.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.000.000	0	0	0	0	1.000.000
403	10	99	00	Otros servicios profesionales y técnicos	8.000.000	0	0	0	0	8.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	79.161.704	0	0	0	0	79.161.704
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	23.883	0	0	0	0	23.883
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	35.336.556	0	0	0	0	35.336.556
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	3.000.000	0	0	0	0	3.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.790.712	0	0	0	0	10.790.712
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	30.010.553	0	0	0	0	30.010.553
403	12	00	00	Conservación y reparaciones menores de obras	55.000.000	0	0	0	0	55.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	55.000.000	0	0	0	0	55.000.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	100.000.000	0	0	0	0	100.000.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	16	01	00	Servicios de diversión, esparcimiento y culturales	100.000.000	0	0	0	0	100.000.000
403	18	00	00	Impuestos indirectos	81.958.914	0	0	0	0	81.958.914
403	18	01	00	Impuesto al valor agregado	81.930.096	0	0	0	0	81.930.096
403	18	99	00	Otros impuestos indirectos	28.818	0	0	0	0	28.818
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.791.072	0	0	0	0	2.791.072
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.791.072	0	0	0	0	2.791.072
403	99	00	00	Otros servicios no personales	423.726.281	0	0	0	0	423.726.281
403	99	01	00	Otros servicios no personales	423.726.281	0	0	0	0	423.726.281
404	**00**	**00**	**00**	**Activos reales**	**71.985.593**	**0**	**0**	**0**	**0**	**71.985.593**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	36.212.210	0	0	0	0	36.212.210
404	01	01	00	Repuestos mayores	195.463	0	0	0	0	195.463
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	87.651	0	0	0	0	87.651
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	52.169	0	0	0	0	52.169
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	55.643	0	0	0	0	55.643
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	36.016.747	0	0	0	0	36.016.747
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	30.016.747	0	0	0	0	30.016.747
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	6.000.000	0	0	0	0	6.000.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	650.000	0	0	0	0	650.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	150.000	0	0	0	0	150.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	200.000	0	0	0	0	200.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	300.000	0	0	0	0	300.000
404	04	00	00	Equipos de transporte, tracción y elevación	2.000.000	0	0	0	0	2.000.000
404	04	05	00	Vehículos de tracción no motorizados	2.000.000	0	0	0	0	2.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.772.894	0	0	0	0	3.772.894
404	05	01	00	Equipos de telecomunicaciones	3.772.894	0	0	0	0	3.772.894
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	600.000	0	0	0	0	600.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	225.000	0	0	0	0	225.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	375.000	0	0	0	0	375.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	28.168.172	0	0	0	0	28.168.172
404	09	01	00	Mobiliario y equipos de oficina	8.337.282	0	0	0	0	8.337.282

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	02	00	Equipos de computación	11.830.890	0	0	0	0	11.830.890
404	09	03	00	Mobiliario y equipos de alojamiento	8.000.000	0	0	0	0	8.000.000
404	12	00	00	Activos intangibles	469.842	0	0	0	0	469.842
404	12	04	00	Paquetes y programas de computación	469.842	0	0	0	0	469.842
404	99	00	00	Otros activos reales	112.475	0	0	0	0	112.475
404	99	01	00	Otros activos reales	112.475	0	0	0	0	112.475
407	**00**	**00**	**00**	**Transferencias y donaciones**	**13.854.535.589**	**4.325.298.935**	**0**	**0**	**0**	**18.179.834.524**
407	01	00	00	Transferencias y donaciones corrientes internas	13.854.535.589	0	0	0	0	13.854.535.589
407	01	01	00	Transferencias corrientes internas al sector privado	1.323.431.862	0	0	0	0	1.323.431.862
407	01	01	01	Pensiones del personal empleado, obrero y militar	258.215.713	0	0	0	0	258.215.713
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	459.885.010	0	0	0	0	459.885.010
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	1.950.963	0	0	0	0	1.950.963
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	216.671.054	0	0	0	0	216.671.054
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	5.927.407	0	0	0	0	5.927.407
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	380.781.715	0	0	0	0	380.781.715
407	01	03	00	Transferencias corrientes internas al sector público	12.530.835.810	0	0	0	0	12.530.835.810
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.606.557.078	0	0	0	0	2.606.557.078
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	9.924.278.732	0	0	0	0	9.924.278.732
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	267.917	0	0	0	0	267.917
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	90.174	0	0	0	0	90.174
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	177.743	0	0	0	0	177.743
407	03	00	00	Transferencias y donaciones de capital internas	0	4.325.298.935	0	0	0	4.325.298.935
407	03	03	00	Transferencias de capital internas al sector público	0	4.325.298.935	0	0	0	4.325.298.935
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	4.325.298.935	0	0	0	4.325.298.935
411	**00**	**00**	**00**	**Disminución de pasivos**	**23.370.584**	**0**	**0**	**0**	**0**	**23.370.584**
411	11	00	00	Obligaciones de ejercicios anteriores	23.370.584	0	0	0	0	23.370.584
411	11	04	00	Compromisos pendientes de ejercicios anteriores	6.000.000	0	0	0	0	6.000.000
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	17.370.584	0	0	0	0	17.370.584
				Totales	**17.699.561.636**	**4.325.298.935**	**0**	**0**	**0**	**22.024.860.571**

68
Ministerio del Poder Popular para Industrias

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**915.929.116**	0	0	0	0	**915.929.116**
401	01	00	00	Sueldos, salarios y otras retribuciones	173.159.952	0	0	0	0	173.159.952
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	54.873.606	0	0	0	0	54.873.606
401	01	03	00	Suplencias a empleados	150.000	0	0	0	0	150.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	18.755.218	0	0	0	0	18.755.218
401	01	18	00	Remuneraciones al personal contratado	98.235.528	0	0	0	0	98.235.528
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	98.235.528	0	0	0	0	98.235.528
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	200.000	0	0	0	0	200.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	192.000	0	0	0	0	192.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	753.600	0	0	0	0	753.600
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	128.910	0	0	0	0	128.910
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	116.366	0	0	0	0	116.366
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	12.544	0	0	0	0	12.544
401	03	00	00	Primas	106.818.499	0	0	0	0	106.818.499
401	03	02	00	Primas de transporte a empleados	10.693.800	0	0	0	0	10.693.800
401	03	03	00	Primas por hogar a empleados	8.555.040	0	0	0	0	8.555.040
401	03	04	00	Primas por hijos a empleados	408.000	0	0	0	0	408.000
401	03	08	00	Primas de profesionalización a empleados	8.635.579	0	0	0	0	8.635.579
401	03	09	00	Primas por antigüedad a empleados	1.767.526	0	0	0	0	1.767.526
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	13.129.783	0	0	0	0	13.129.783
401	03	17	00	Primas de transporte a obreros	3.519.360	0	0	0	0	3.519.360
401	03	18	00	Primas por hogar a obreros	4.399.200	0	0	0	0	4.399.200
401	03	19	00	Primas por hijos de obreros	251.200	0	0	0	0	251.200
401	03	21	00	Primas por antigüedad a obreros	339.326	0	0	0	0	339.326
401	03	22	00	Primas de profesionalización a obreros	78.429	0	0	0	0	78.429
401	03	37	00	Primas de transporte al personal contratado	14.489.280	0	0	0	0	14.489.280
401	03	38	00	Primas por hogar al personal contratado	18.111.600	0	0	0	0	18.111.600
401	03	97	00	Otras primas a empleados	14.143.084	0	0	0	0	14.143.084
401	03	98	00	Otras primas a obreros	8.297.292	0	0	0	0	8.297.292
401	04	00	00	Complementos de sueldos y salarios	295.581.809	0	0	0	0	295.581.809
401	04	08	00	Bono compensatorio de alimentación a empleados	26.367.280	0	0	0	0	26.367.280

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	130.000	0	0	0	0	130.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	250.000	0	0	0	0	250.000
401	04	18	00	Bono compensatorio de alimentación a obreros	16.463.320	0	0	0	0	16.463.320
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	500.000	0	0	0	0	500.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	51.851.860	0	0	0	0	51.851.860
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	6.400.845	0	0	0	0	6.400.845
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	35.062.253	0	0	0	0	35.062.253
401	04	96	00	Otros complementos a empleados	64.074.510	0	0	0	0	64.074.510
401	04	97	00	Otros complementos a obreros	23.626.072	0	0	0	0	23.626.072
401	04	98	00	Otros complementos al personal contratado	70.855.669	0	0	0	0	70.855.669
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	66.026.231	0	0	0	0	66.026.231
401	05	01	00	Aguinaldos a empleados	12.119.436	0	0	0	0	12.119.436
401	05	03	00	Bono vacacional a empleados	8.390.431	0	0	0	0	8.390.431
401	05	04	00	Aguinaldos a obreros	355.714	0	0	0	0	355.714
401	05	06	00	Bono vacacional a obreros	1.590.515	0	0	0	0	1.590.515
401	05	07	00	Aguinaldos al personal contratado	5.000.000	0	0	0	0	5.000.000
401	05	08	00	Bono vacacional al personal contratado	26.561.633	0	0	0	0	26.561.633
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	114.352	0	0	0	0	114.352
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	48.806	0	0	0	0	48.806
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	6.230.500	0	0	0	0	6.230.500
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	5.614.844	0	0	0	0	5.614.844
401	06	00	00	Aportes patronales y legales	29.628.749	0	0	0	0	29.628.749
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.491.391	0	0	0	0	4.491.391
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.239.879	0	0	0	0	1.239.879
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.519.349	0	0	0	0	1.519.349
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	826.586	0	0	0	0	826.586
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	554.081	0	0	0	0	554.081
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	235.035	0	0	0	0	235.035
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	100.742	0	0	0	0	100.742
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	156.690	0	0	0	0	156.690

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	10.446.758	0	0	0	0	10.446.758
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.616.728	0	0	0	0	2.616.728
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.899.411	0	0	0	0	1.899.411
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	44.946	0	0	0	0	44.946
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	12.258	0	0	0	0	12.258
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	8.172	0	0	0	0	8.172
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	3.765.247	0	0	0	0	3.765.247
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	1.026.886	0	0	0	0	1.026.886
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	684.590	0	0	0	0	684.590
401	07	00	00	Asistencia socio-económica	183.522.011	0	0	0	0	183.522.011
401	07	01	00	Capacitación y adiestramiento a empleados	50.000	0	0	0	0	50.000
401	07	02	00	Becas a empleados	1.226.368	0	0	0	0	1.226.368
401	07	03	00	Ayudas por matrimonio a empleados	15.000	0	0	0	0	15.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	15.000	0	0	0	0	15.000
401	07	05	00	Ayudas por defunción a empleados	15.000	0	0	0	0	15.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	5.107.468	0	0	0	0	5.107.468
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	59.709.347	0	0	0	0	59.709.347
401	07	10	00	Dotación de uniformes a empleados	5.094.000	0	0	0	0	5.094.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	4.676.462	0	0	0	0	4.676.462
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.458.700	0	0	0	0	3.458.700
401	07	17	00	Capacitación y adiestramiento a obreros	225.000	0	0	0	0	225.000
401	07	18	00	Becas a obreros	523.248	0	0	0	0	523.248
401	07	19	00	Ayudas por matrimonio de obreros	15.000	0	0	0	0	15.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	15.000	0	0	0	0	15.000
401	07	21	00	Ayudas por defunción a obreros	15.000	0	0	0	0	15.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	940.141	0	0	0	0	940.141
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	24.529.440	0	0	0	0	24.529.440
401	07	26	00	Dotación de uniformes a obreros	1.320.000	0	0	0	0	1.320.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	439.773	0	0	0	0	439.773

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	197.640	0	0	0	0	197.640
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	49.032	0	0	0	0	49.032
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	4.207.367	0	0	0	0	4.207.367
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	4.833.716	0	0	0	0	4.833.716
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	15.700.369	0	0	0	0	15.700.369
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	51.143.940	0	0	0	0	51.143.940
401	08	00	00	Prestaciones sociales e indemnizaciones	55.980.287	0	0	0	0	55.980.287
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	15.558.822	0	0	0	0	15.558.822
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.827.145	0	0	0	0	1.827.145
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	30.513.352	0	0	0	0	30.513.352
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	95.294	0	0	0	0	95.294
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	7.985.674	0	0	0	0	7.985.674
401	96	00	00	Otros gastos del personal empleado	4.500.000	0	0	0	0	4.500.000
401	96	01	00	Otros gastos del personal empleado	4.500.000	0	0	0	0	4.500.000
401	97	00	00	Otros gastos del personal obrero	582.668	0	0	0	0	582.668
401	97	01	00	Otros gastos del personal obrero	582.668	0	0	0	0	582.668
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**344.072.807**	**0**	**0**	**0**	**0**	**344.072.807**
402	01	00	00	Productos alimenticios y agropecuarios	41.819.172	0	0	0	0	41.819.172
402	01	01	00	Alimentos y bebidas para personas	41.819.172	0	0	0	0	41.819.172
402	03	00	00	Textiles y vestuarios	30.703.752	0	0	0	0	30.703.752
402	03	01	00	Textiles	506.562	0	0	0	0	506.562
402	03	02	00	Prendas de vestir	30.197.190	0	0	0	0	30.197.190
402	04	00	00	Productos de cuero y caucho	5.031.400	0	0	0	0	5.031.400
402	04	03	00	Cauchos y tripas para vehículos	5.031.400	0	0	0	0	5.031.400
402	05	00	00	Productos de papel, cartón e impresos	112.594.365	0	0	0	0	112.594.365
402	05	01	00	Pulpa de madera, papel y cartón	52.084.139	0	0	0	0	52.084.139
402	05	02	00	Envases y cajas de papel y cartón	10.307.462	0	0	0	0	10.307.462
402	05	03	00	Productos de papel y cartón para oficina	33.684.628	0	0	0	0	33.684.628
402	05	04	00	Libros, revistas y periódicos	1.518.136	0	0	0	0	1.518.136
402	05	06	00	Productos de papel y cartón para computación	10.000.000	0	0	0	0	10.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.000.000	0	0	0	0	5.000.000
402	06	00	00	Productos químicos y derivados	11.450.347	0	0	0	0	11.450.347
402	06	03	00	Tintas, pinturas y colorantes	4.995.400	0	0	0	0	4.995.400
402	06	06	00	Combustibles y lubricantes	2.744.080	0	0	0	0	2.744.080
402	06	08	00	Productos plásticos	3.710.867	0	0	0	0	3.710.867
402	07	00	00	Productos minerales no metálicos	12.465.600	0	0	0	0	12.465.600
402	07	04	00	Cemento, cal y yeso	12.465.600	0	0	0	0	12.465.600
402	08	00	00	Productos metálicos	25.009.608	0	0	0	0	25.009.608
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	17.048.488	0	0	0	0	17.048.488
402	08	04	00	Productos metálicos estructurales	490.000	0	0	0	0	490.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.227.600	0	0	0	0	5.227.600
402	08	99	00	Otros productos metálicos	2.243.520	0	0	0	0	2.243.520
402	09	00	00	Productos de madera	350.000	0	0	0	0	350.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	350.000	0	0	0	0	350.000
402	10	00	00	Productos varios y útiles diversos	104.648.563	0	0	0	0	104.648.563
402	10	02	00	Materiales y útiles de limpieza y aseo	9.375.275	0	0	0	0	9.375.275
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.405.919	0	0	0	0	4.405.919
402	10	07	00	Productos de seguridad en el trabajo	2.942.200	0	0	0	0	2.942.200
402	10	08	00	Materiales para equipos de computación	58.244.079	0	0	0	0	58.244.079
402	10	11	00	Materiales eléctricos	25.112.070	0	0	0	0	25.112.070
402	10	12	00	Materiales para instalaciones sanitarias	4.569.020	0	0	0	0	4.569.020
403	**00**	**00**	**00**	**Servicios no personales**	**282.398.206**	**0**	**0**	**0**	**0**	**282.398.206**
403	01	00	00	Alquileres de inmuebles	18.000	0	0	0	0	18.000
403	01	01	00	Alquileres de edificios y locales	18.000	0	0	0	0	18.000
403	02	00	00	Alquileres de maquinaria y equipos	1.000.000	0	0	0	0	1.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	1.000.000
403	04	00	00	Servicios básicos	10.560.000	0	0	0	0	10.560.000
403	04	01	00	Electricidad	2.400.000	0	0	0	0	2.400.000
403	04	03	00	Agua	600.000	0	0	0	0	600.000
403	04	04	00	Teléfonos	3.000.000	0	0	0	0	3.000.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	3.000.000	0	0	0	0	3.000.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	05	00	Servicio de comunicaciones	3.000.000	0	0	0	0	3.000.000
403	04	06	00	Servicio de aseo urbano y domiciliario	600.000	0	0	0	0	600.000
403	04	07	00	Servicio de condominio	960.000	0	0	0	0	960.000
403	06	00	00	Servicios de transporte y almacenaje	30.000	0	0	0	0	30.000
403	06	01	00	Fletes y embalajes	30.000	0	0	0	0	30.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.445.033	0	0	0	0	5.445.033
403	07	01	00	Publicidad y propaganda	95.033	0	0	0	0	95.033
403	07	02	00	Imprenta y reproducción	5.000.000	0	0	0	0	5.000.000
403	07	04	00	Avisos	350.000	0	0	0	0	350.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	15.060.000	0	0	0	0	15.060.000
403	08	01	00	Primas y gastos de seguros	15.000.000	0	0	0	0	15.000.000
403	08	02	00	Comisiones y gastos bancarios	60.000	0	0	0	0	60.000
403	09	00	00	Viáticos y pasajes	60.483.957	0	0	0	0	60.483.957
403	09	01	00	Viáticos y pasajes dentro del país	55.483.957	0	0	0	0	55.483.957
403	09	02	00	Viáticos y pasajes fuera del.país	5.000.000	0	0	0	0	5.000.000
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	94.945.785	0	0	0	0	94.945.785
403	10	07	00	Servicios de capacitación y adiestramiento	1.025.000	0	0	0	0	1.025.000
403	10	11	00	Servicios para la elaboración y suministro de comida	15.000.000	0	0	0	0	15.000.000
403	10	99	00	Otros servicios profesionales y técnicos	78.920.785	0	0	0	0	78.920.785
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	22.400.000	0	0	0	0	22.400.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.400.000	0	0	0	0	10.400.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	12.000.000	0	0	0	0	12.000.000
403	12	00	00	Conservación y reparaciones menores de obras	8.000.000	0	0	0	0	8.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	8.000.000	0	0	0	0	8.000.000
403	15	00	00	Servicios fiscales	690.000	0	0	0	0	690.000
403	15	01	00	Derechos de importación y servicios aduaneros	540.000	0	0	0	0	540.000
403	15	02	00	Tasas y otros derechos obligatorios	150.000	0	0	0	0	150.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	21.915.875	0	0	0	0	21.915.875
403	16	01	00	Servicios de diversión, esparcimiento y culturales	21.915.875	0	0	0	0	21.915.875
403	18	00	00	Impuestos indirectos	35.107.908	0	0	0	0	35.107.908
403	18	01	00	Impuesto al valor agregado	35.107.908	0	0	0	0	35.107.908

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.741.648	0	0	0	0	1.741.648
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.741.648	0	0	0	0	1.741.648
403	99	00	00	Otros servicios no personales	5.000.000	0	0	0	0	5.000.000
403	99	01	00	Otros servicios no personales	5.000.000	0	0	0	0	5.000.000
404	**00**	**00**	**00**	**Activos reales**	**121.082.340**	**0**	**0**	**0**	**0**	**121.082.340**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	38.000.000	0	0	0	0	38.000.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	38.000.000	0	0	0	0	38.000.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	20.000.000	0	0	0	0	20.000.000
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	18.000.000	0	0	0	0	18.000.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	24.685.000	0	0	0	0	24.685.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	2.000.000	0	0	0	0	2.000.000
404	03	06	00	Maquinaria y equipos de energía	22.540.000	0	0	0	0	22.540.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	145.000	0	0	0	0	145.000
404	04	00	00	Equipos de transporte, tracción y elevación	5.527.000	0	0	0	0	5.527.000
404	04	01	00	Vehículos automotores terrestres	5.527.000	0	0	0	0	5.527.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	447.400	0	0	0	0	447.400
404	05	01	00	Equipos de telecomunicaciones	447.400	0	0	0	0	447.400
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	3.833.600	0	0	0	0	3.833.600
404	07	02	00	Equipos de enseñanza, deporte y recreación	240.000	0	0	0	0	240.000
404	07	06	00	Instrumentos musicales y equipos de audio	3.593.600	0	0	0	0	3.593.600
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	48.589.340	0	0	0	0	48.589.340
404	09	01	00	Mobiliario y equipos de oficina	23.796.641	0	0	0	0	23.796.641
404	09	02	00	Equipos de computación	23.661.379	0	0	0	0	23.661.379
404	09	03	00	Mobiliario y equipos de alojamiento	972.920	0	0	0	0	972.920
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	158.400	0	0	0	0	158.400
407	**00**	**00**	**00**	**Transferencias y donaciones**	**8.010.527.132**	**4.278.000.000**	**0**	**0**	**0**	**12.288.527.132**
407	01	00	00	Transferencias y donaciones corrientes internas	7.883.693.869	0	0	0	0	7.883.693.869
407	01	01	00	Transferencias corrientes internas al sector privado	4.011.932	0	0	0	0	4.011.932
407	01	01	01	Pensiones del personal empleado, obrero y militar	356.241	0	0	0	0	356.241
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	1.335.902	0	0	0	0	1.335.902
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	239.580	0	0	0	0	239.580

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	256.500	0	0	0	0	256.500
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	241.560	0	0	0	0	241.560
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	398.425	0	0	0	0	398.425
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	21.374	0	0	0	0	21.374
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	256.500	0	0	0	0	256.500
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	905.850	0	0	0	0	905.850
407	01	02	00	Donaciones corrientes internas al sector privado	15.000.000	0	0	0	0	15.000.000
407	01	02	01	Donaciones corrientes a personas	15.000.000	0	0	0	0	15.000.000
407	01	03	00	Transferencias corrientes internas al sector público	7.864.681.937	0	0	0	0	7.864.681.937
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.642.192.131	0	0	0	0	2.642.192.131
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	5.220.619.087	0	0	0	0	5.220.619.087
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	1.870.719	0	0	0	0	1.870.719
407	03	00	00	Transferencias y donaciones de capital internas	126.833.263	4.278.000.000	0	0	0	4.404.833.263
407	03	03	00	Transferencias de capital internas al sector público	126.833.263	4.278.000.000	0	0	0	4.404.833.263
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	54.347.532	0	0	0	0	54.347.532
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	72.485.731	4.278.000.000	0	0	0	4.350.485.731
411	**00**	**00**	**00**	**Disminución de pasivos**	**800.000**	**0**	**0**	**0**	**0**	**800.000**
411	11	00	00	Obligaciones de ejercicios anteriores	800.000	0	0	0	0	800.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	800.000	0	0	0	0	800.000
				Totales	**9.674.809.601**	**4.278.000.000**	**0**	**0**	**0**	**13.952.809.601**

69
Defensa Pública

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSA PÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**1.796.087.062**	0	0	0	0	**1.796.087.062**
401	01	00	00	Sueldos, salarios y otras retribuciones	607.904.866	0	0	0	0	607.904.866
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	554.652.355	0	0	0	0	554.652.355
401	01	03	00	Suplencias a empleados	260.105	0	0	0	0	260.105
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	15.236.401	0	0	0	0	15.236.401
401	01	18	00	Remuneraciones al personal contratado	37.303.011	0	0	0	0	37.303.011
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	32.950.011	0	0	0	0	32.950.011
401	01	18	02	Remuneraciones por honorarios profesionales	4.353.000	0	0	0	0	4.353.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	241.752	0	0	0	0	241.752
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	211.242	0	0	0	0	211.242
401	03	00	00	Primas	226.660.881	0	0	0	0	226.660.881
401	03	01	00	Primas por mérito a empleados	35.000.995	0	0	0	0	35.000.995
401	03	02	00	Primas de transporte a empleados	16.033.500	0	0	0	0	16.033.500
401	03	08	00	Primas de profesionalización a empleados	73.965.701	0	0	0	0	73.965.701
401	03	09	00	Primas por antigüedad a empleados	93.835.475	0	0	0	0	93.835.475
401	03	16	00	Primas por mérito a obreros	4.206.715	0	0	0	0	4.206.715
401	03	17	00	Primas de transporte a obreros	1.084.500	0	0	0	0	1.084.500
401	03	21	00	Primas por antigüedad a obreros	2.294.575	0	0	0	0	2.294.575
401	03	22	00	Primas de profesionalización a obreros	47.012	0	0	0	0	47.012
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	110.268	0	0	0	0	110.268
401	03	47	00	Primas al personal de alto nivel y de dirección	82.140	0	0	0	0	82.140
401	04	00	00	Complementos de sueldos y salarios	107.384.576	0	0	0	0	107.384.576
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	439.239	0	0	0	0	439.239
401	04	02	00	Complemento a empleados por trabajo nocturno	72.341	0	0	0	0	72.341
401	04	06	00	Complemento a empleados por comisión de servicios	630.865	0	0	0	0	630.865
401	04	08	00	Bono compensatorio de alimentación a empleados	90.239.063	0	0	0	0	90.239.063
401	04	10	00	Complemento a empleados por días feriados	295.936	0	0	0	0	295.936
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	100.087	0	0	0	0	100.087
401	04	18	00	Bono compensatorio de alimentación a obreros	6.100.313	0	0	0	0	6.100.313
401	04	20	00	Complemento a obreros por días feriados	36.707	0	0	0	0	36.707
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	130.735	0	0	0	0	130.735

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSA PÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	26	00	Bono compensatorio de alimentación al personal contratado	8.732.813	0	0	0	0	8.732.813
401	04	28	00	Complemento al personal contratado por días feriados	112.151	0	0	0	0	112.151
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	240.000	0	0	0	0	240.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	25.313	0	0	0	0	25.313
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	180.000	0	0	0	0	180.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	25.313	0	0	0	0	25.313
401	04	96	00	Otros complementos a empleados	15.000	0	0	0	0	15.000
401	04	97	00	Otros complementos a obreros	8.700	0	0	0	0	8.700
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	144.203.849	0	0	0	0	144.203.849
401	05	03	00	Bono vacacional a empleados	132.455.153	0	0	0	0	132.455.153
401	05	06	00	Bono vacacional a obreros	4.622.409	0	0	0	0	4.622.409
401	05	08	00	Bono vacacional al personal contratado	7.048.060	0	0	0	0	7.048.060
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	78.227	0	0	0	0	78.227
401	06	00	00	Aportes patronales y legales	66.383.559	0	0	0	0	66.383.559
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	38.693.563	0	0	0	0	38.693.563
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	10.845.558	0	0	0	0	10.845.558
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	12.172.051	0	0	0	0	12.172.051
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.389.254	0	0	0	0	1.389.254
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	308.723	0	0	0	0	308.723
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	376.300	0	0	0	0	376.300
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.690.831	0	0	0	0	1.690.831
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	478.464	0	0	0	0	478.464
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	377.775	0	0	0	0	377.775
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	14.505	0	0	0	0	14.505
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	9.387	0	0	0	0	9.387
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	4.693	0	0	0	0	4.693
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	12.675	0	0	0	0	12.675
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	5.868	0	0	0	0	5.868

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSA PÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	3.912	0	0	0	0	3.912
401	07	00	00	Asistencia socio-económica	535.670.763	0	0	0	0	535.670.763
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	51.234.650	0	0	0	0	51.234.650
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	273.305.029	0	0	0	0	273.305.029
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	13.362.000	0	0	0	0	13.362.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.305.676	0	0	0	0	1.305.676
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	19.645.067	0	0	0	0	19.645.067
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	534.480	0	0	0	0	534.480
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	33.845	0	0	0	0	33.845
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	81.515	0	0	0	0	81.515
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	29.574	0	0	0	0	29.574
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	81.515	0	0	0	0	81.515
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	1.981.424	0	0	0	0	1.981.424
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	28.122.606	0	0	0	0	28.122.606
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	1.336.200	0	0	0	0	1.336.200
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	30.360	0	0	0	0	30.360
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	30.360	0	0	0	0	30.360
401	07	96	00	Otras subvenciones a empleados	124.988.670	0	0	0	0	124.988.670
401	07	97	00	Otras subvenciones a obreros	7.681.310	0	0	0	0	7.681.310
401	07	99	00	Otras subvenciones al personal contratado	11.886.482	0	0	0	0	11.886.482
401	08	00	00	Prestaciones sociales e indemnizaciones	107.278.568	0	0	0	0	107.278.568
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	100.395.066	0	0	0	0	100.395.066
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.920.103	0	0	0	0	2.920.103
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.878.649	0	0	0	0	3.878.649
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	52.151	0	0	0	0	52.151
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	32.599	0	0	0	0	32.599
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	600.000	0	0	0	0	600.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	600.000	0	0	0	0	600.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSA PÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**387.791.847**	**0**	**0**	**0**	**0**	**387.791.847**
402	01	00	00	Productos alimenticios y agropecuarios	36.618.472	0	0	0	0	36.618.472
402	01	01	00	Alimentos y bebidas para personas	36.558.472	0	0	0	0	36.558.472
402	01	03	00	Productos agrícolas y pecuarios	60.000	0	0	0	0	60.000
402	02	00	00	Productos de minas, canteras y yacimientos	5.699.913	0	0	0	0	5.699.913
402	02	02	00	Petróleo crudo y gas natural	12.393	0	0	0	0	12.393
402	02	04	00	Mineral no ferroso	77.520	0	0	0	0	77.520
402	02	05	00	Piedra, arcilla, arena y tierra	5.610.000	0	0	0	0	5.610.000
402	03	00	00	Textiles y vestuarios	6.756.572	0	0	0	0	6.756.572
402	03	01	00	Textiles	680.000	0	0	0	0	680.000
402	03	02	00	Prendas de vestir	6.046.572	0	0	0	0	6.046.572
402	03	03	00	Calzados	30.000	0	0	0	0	30.000
402	04	00	00	Productos de cuero y caucho	2.747.000	0	0	0	0	2.747.000
402	04	03	00	Cauchos y tripas para vehículos	2.747.000	0	0	0	0	2.747.000
402	05	00	00	Productos de papel, cartón e impresos	22.214.762	0	0	0	0	22.214.762
402	05	01	00	Pulpa de madera, papel y cartón	5.888.210	0	0	0	0	5.888.210
402	05	02	00	Envases y cajas de papel y cartón	580.900	0	0	0	0	580.900
402	05	03	00	Productos de papel y cartón para oficina	14.695.152	0	0	0	0	14.695.152
402	05	04	00	Libros, revistas y periódicos	285.250	0	0	0	0	285.250
402	05	05	00	Material de enseñanza	115.000	0	0	0	0	115.000
402	05	06	00	Productos de papel y cartón para computación	40.000	0	0	0	0	40.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	610.250	0	0	0	0	610.250
402	06	00	00	Productos químicos y derivados	45.482.407	0	0	0	0	45.482.407
402	06	01	00	Sustancias químicas y de uso industrial	16.545.372	0	0	0	0	16.545.372
402	06	02	00	Abonos, plaguicidas y otros	12.520	0	0	0	0	12.520
402	06	03	00	Tintas, pinturas y colorantes	20.163.896	0	0	0	0	20.163.896
402	06	04	00	Productos farmacéuticos y medicamentos	899.400	0	0	0	0	899.400
402	06	05	00	Productos de tocador	603.197	0	0	0	0	603.197
402	06	06	00	Combustibles y lubricantes	2.425.432	0	0	0	0	2.425.432
402	06	08	00	Productos plásticos	4.650.442	0	0	0	0	4.650.442
402	06	99	00	Otros productos de la industria química y conexos	182.148	0	0	0	0	182.148

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSA PÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	00	00	Productos minerales no metálicos	32.703.792	0	0	0	0	32.703.792
402	07	01	00	Productos de barro, loza y porcelana	1.502.500	0	0	0	0	1.502.500
402	07	02	00	Vidrios y productos de vidrio	530.000	0	0	0	0	530.000
402	07	03	00	Productos de arcilla para construcción	13.240.000	0	0	0	0	13.240.000
402	07	04	00	Cemento, cal y yeso	17.431.292	0	0	0	0	17.431.292
402	08	00	00	Productos metálicos	33.218.110	0	0	0	0	33.218.110
402	08	01	00	Productos primarios de hierro y acero	6.356.650	0	0	0	0	6.356.650
402	08	02	00	Productos de metales no ferrosos	5.031.276	0	0	0	0	5.031.276
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	12.912.224	0	0	0	0	12.912.224
402	08	04	00	Productos metálicos estructurales	2.137.381	0	0	0	0	2.137.381
402	08	07	00	Material de señalamiento	30.000	0	0	0	0	30.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.679.290	0	0	0	0	3.679.290
402	08	10	00	Repuestos y accesorios para otros equipos	1.711.634	0	0	0	0	1.711.634
402	08	99	00	Otros productos metálicos	1.359.655	0	0	0	0	1.359.655
402	09	00	00	Productos de madera	3.460.981	0	0	0	0	3.460.981
402	09	01	00	Productos primarios de madera	3.420.981	0	0	0	0	3.420.981
402	09	02	00	Muebles y accesorios de madera para edificaciones	40.000	0	0	0	0	40.000
402	10	00	00	Productos varios y útiles diversos	196.125.492	0	0	0	0	196.125.492
402	10	01	00	Artículos de deporte, recreación y juguetes	1.180.500	0	0	0	0	1.180.500
402	10	02	00	Materiales y útiles de limpieza y aseo	6.479.434	0	0	0	0	6.479.434
402	10	03	00	Utensilios de cocina y comedor	292.500	0	0	0	0	292.500
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	969.417	0	0	0	0	969.417
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.567.900	0	0	0	0	10.567.900
402	10	06	00	Condecoraciones, ofrendas y similares	120.000	0	0	0	0	120.000
402	10	07	00	Productos de seguridad en el trabajo	495.060	0	0	0	0	495.060
402	10	08	00	Materiales para equipos de computación	156.146.383	0	0	0	0	156.146.383
402	10	11	00	Materiales eléctricos	11.630.382	0	0	0	0	11.630.382
402	10	12	00	Materiales para instalaciones sanitarias	5.982.146	0	0	0	0	5.982.146
402	10	99	00	Otros productos y útiles diversos	2.261.770	0	0	0	0	2.261.770
402	99	00	00	Otros materiales y suministros	2.764.346	0	0	0	0	2.764.346
402	99	01	00	Otros materiales y suministros	2.764.346	0	0	0	0	2.764.346

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSA PÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**363.467.108**	**0**	**0**	**0**	**0**	**363.467.108**
403	01	00	00	Alquileres de inmuebles	18.776.524	0	0	0	0	18.776.524
403	01	01	00	Alquileres de edificios y locales	18.776.524	0	0	0	0	18.776.524
403	03	00	00	Derechos sobre bienes intangibles	4.000.000	0	0	0	0	4.000.000
403	03	03	00	Paquetes y programas de computación	4.000.000	0	0	0	0	4.000.000
403	04	00	00	Servicios básicos	48.392.626	0	0	0	0	48.392.626
403	04	01	00	Electricidad	2.522.488	0	0	0	0	2.522.488
403	04	03	00	Agua	1.155.306	0	0	0	0	1.155.306
403	04	04	00	Teléfonos	17.789.174	0	0	0	0	17.789.174
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	17.789.174	0	0	0	0	17.789.174
403	04	05	00	Servicio de comunicaciones	20.425.081	0	0	0	0	20.425.081
403	04	06	00	Servicio de aseo urbano y domiciliario	1.985.995	0	0	0	0	1.985.995
403	04	07	00	Servicio de condominio	4.514.582	0	0	0	0	4.514.582
403	06	00	00	Servicios de transporte y almacenaje	760.500	0	0	0	0	760.500
403	06	01	00	Fletes y embalajes	300.000	0	0	0	0	300.000
403	06	03	00	Estacionamiento	317.500	0	0	0	0	317.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	143.000	0	0	0	0	143.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	41.759.290	0	0	0	0	41.759.290
403	07	01	00	Publicidad y propaganda	850.000	0	0	0	0	850.000
403	07	02	00	Imprenta y reproducción	6.762.720	0	0	0	0	6.762.720
403	07	03	00	Relaciones sociales	34.066.570	0	0	0	0	34.066.570
403	07	04	00	Avisos	80.000	0	0	0	0	80.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	23.129.087	0	0	0	0	23.129.087
403	08	01	00	Primas y gastos de seguros	22.627.087	0	0	0	0	22.627.087
403	08	02	00	Comisiones y gastos bancarios	502.000	0	0	0	0	502.000
403	09	00	00	Viáticos y pasajes	57.333.630	0	0	0	0	57.333.630
403	09	01	00	Viáticos y pasajes dentro del país	51.583.030	0	0	0	0	51.583.030
403	09	02	00	Viáticos y pasajes fuera del país	5.750.600	0	0	0	0	5.750.600
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	16.985.163	0	0	0	0	16.985.163
403	10	09	00	Servicios de lavandería y tintorería	22.500	0	0	0	0	22.500
403	10	99	00	Otros servicios profesionales y técnicos	16.962.663	0	0	0	0	16.962.663

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSA PÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	35.484.567	0	0	0	0	35.484.567
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	24.224.567	0	0	0	0	24.224.567
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	30.000	0	0	0	0	30.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	50.000	0	0	0	0	50.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.880.000	0	0	0	0	10.880.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	300.000	0	0	0	0	300.000
403	12	00	00	Conservación y reparaciones menores de obras	26.335.075	0	0	0	0	26.335.075
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	26.335.075	0	0	0	0	26.335.075
403	15	00	00	Servicios fiscales	71.240	0	0	0	0	71.240
403	15	02	00	Tasas y otros derechos obligatorios	71.240	0	0	0	0	71.240
403	18	00	00	Impuestos indirectos	86.274.896	0	0	0	0	86.274.896
403	18	01	00	Impuesto al valor agregado	86.274.896	0	0	0	0	86.274.896
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	3.110.510	0	0	0	0	3.110.510
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	3.110.510	0	0	0	0	3.110.510
403	99	00	00	Otros servicios no personales	1.054.000	0	0	0	0	1.054.000
403	99	01	00	Otros servicios no personales	1.054.000	0	0	0	0	1.054.000
404	**00**	**00**	**00**	**Activos reales**	**234.375.652**	**0**	**0**	**0**	**0**	**234.375.652**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	26.027.777	0	0	0	0	26.027.777
404	01	01	00	Repuestos mayores	26.027.777	0	0	0	0	26.027.777
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	26.027.777	0	0	0	0	26.027.777
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	51.571.021	0	0	0	0	51.571.021
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	51.571.021	0	0	0	0	51.571.021
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	488.824	0	0	0	0	488.824
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	110.244	0	0	0	0	110.244
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	15.000	0	0	0	0	15.000
404	03	05	00	Maquinaria y equipos industriales y de taller	363.580	0	0	0	0	363.580
404	04	00	00	Equipos de transporte, tracción y elevación	44.702.857	0	0	0	0	44.702.857
404	04	01	00	Vehículos automotores terrestres	44.642.857	0	0	0	0	44.642.857
404	04	05	00	Vehículos de tracción no motorizados	60.000	0	0	0	0	60.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	22.579.894	0	0	0	0	22.579.894

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: DEFENSA PÚBLICA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	05	01	00	Equipos de telecomunicaciones	22.579.894	0	0	0	0	22.579.894
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	280.000	0	0	0	0	280.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	280.000	0	0	0	0	280.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.021.959	0	0	0	0	1.021.959
404	07	01	00	Equipos científicos y de laboratorio	911.959	0	0	0	0	911.959
404	07	02	00	Equipos de enseñanza, deporte y recreación	30.000	0	0	0	0	30.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	80.000	0	0	0	0	80.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	602.836	0	0	0	0	602.836
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	602.836	0	0	0	0	602.836
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	87.100.484	0	0	0	0	87.100.484
404	09	01	00	Mobiliario y equipos de oficina	6.092.654	0	0	0	0	6.092.654
404	09	02	00	Equipos de computación	64.130.000	0	0	0	0	64.130.000
404	09	03	00	Mobiliario y equipos de alojamiento	16.827.830	0	0	0	0	16.827.830
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	50.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**202.208.633**	**0**	**0**	**0**	**0**	**202.208.633**
407	01	00	00	Transferencias y donaciones corrientes internas	202.208.633	0	0	0	0	202.208.633
407	01	01	00	Transferencias corrientes internas al sector privado	202.208.633	0	0	0	0	202.208.633
407	01	01	01	Pensiones del personal empleado, obrero y militar	21.864.431	0	0	0	0	21.864.431
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	98.026.725	0	0	0	0	98.026.725
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	3.061.020	0	0	0	0	3.061.020
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	13.286.912	0	0	0	0	13.286.912
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.467.000	0	0	0	0	1.467.000
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	13.723.741	0	0	0	0	13.723.741
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	45.729.804	0	0	0	0	45.729.804
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	5.049.000	0	0	0	0	5.049.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**663.623**	**0**	**0**	**0**	**0**	**663.623**
411	11	00	00	Obligaciones de ejercicios anteriores	663.623	0	0	0	0	663.623
411	11	04	00	Compromisos pendientes de ejercicios anteriores	663.623	0	0	0	0	663.623
				Totales	**2.984.593.925**	**0**	**0**	**0**	**0**	**2.984.593.925**

70

Ministerio del Poder Popular de Economía y Finanzas

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.353.585.718**	0	0	0	0	**2.353.585.718**
401	01	00	00	Sueldos, salarios y otras retribuciones	310.122.325	0	0	0	0	310.122.325
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	104.788.278	0	0	0	0	104.788.278
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	33.000.000	0	0	0	0	33.000.000
401	01	03	00	Suplencias a empleados	2.913.200	0	0	0	0	2.913.200
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	42.923.608	0	0	0	0	42.923.608
401	01	18	00	Remuneraciones al personal contratado	121.950.840	0	0	0	0	121.950.840
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	107.621.840	0	0	0	0	107.621.840
401	01	18	02	Remuneraciones por honorarios profesionales	14.329.000	0	0	0	0	14.329.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	3.381.600	0	0	0	0	3.381.600
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	89.061	0	0	0	0	89.061
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.075.738	0	0	0	0	1.075.738
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	33.772.920	0	0	0	0	33.772.920
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	17.724.929	0	0	0	0	17.724.929
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	16.020.992	0	0	0	0	16.020.992
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	26.999	0	0	0	0	26.999
401	03	00	00	Primas	124.739.834	0	0	0	0	124.739.834
401	03	01	00	Primas por mérito a empleados	153.000	0	0	0	0	153.000
401	03	02	00	Primas de transporte a empleados	11.638.200	0	0	0	0	11.638.200
401	03	08	00	Primas de profesionalización a empleados	13.778.218	0	0	0	0	13.778.218
401	03	09	00	Primas por antigüedad a empleados	21.950.135	0	0	0	0	21.950.135
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	24.323.145	0	0	0	0	24.323.145
401	03	19	00	Primas por hijos de obreros	28.865	0	0	0	0	28.865
401	03	21	00	Primas por antigüedad a obreros	6.261.601	0	0	0	0	6.261.601
401	03	22	00	Primas de profesionalización a obreros	1.387.936	0	0	0	0	1.387.936
401	03	37	00	Primas de transporte al personal contratado	20.278.601	0	0	0	0	20.278.601
401	03	40	00	Primas de profesionalización al personal contratado	469.196	0	0	0	0	469.196
401	03	41	00	Primas por antigüedad al personal contratado	8.309.001	0	0	0	0	8.309.001
401	03	47	00	Primas al personal de alto nivel y de dirección	215.827	0	0	0	0	215.827
401	03	95	00	Otras primas al personal de alto nivel y de dirección	302.355	0	0	0	0	302.355

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	97	00	Otras primas a empleados	15.643.754	0	0	0	0	15.643.754
401	04	00	00	Complementos de sueldos y salarios	292.591.321	0	0	0	0	292.591.321
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	20.927.698	0	0	0	0	20.927.698
401	04	02	00	Complemento a empleados por trabajo nocturno	668.620	0	0	0	0	668.620
401	04	04	00	Complemento a empleados por gastos de transporte	6.796.400	0	0	0	0	6.796.400
401	04	05	00	Complemento a empleados por gastos de representación	600.000	0	0	0	0	600.000
401	04	06	00	Complemento a empleados por comisión de servicios	6.596.344	0	0	0	0	6.596.344
401	04	08	00	Bono compensatorio de alimentación a empleados	39.456.030	0	0	0	0	39.456.030
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	5.050.131	0	0	0	0	5.050.131
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	889.478	0	0	0	0	889.478
401	04	17	00	Complemento a obreros por gastos de transporte	9.658.400	0	0	0	0	9.658.400
401	04	18	00	Bono compensatorio de alimentación a obreros	16.123.600	0	0	0	0	16.123.600
401	04	20	00	Complemento a obreros por días feriados	2.426.540	0	0	0	0	2.426.540
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	2.380.287	0	0	0	0	2.380.287
401	04	26	00	Bono compensatorio de alimentación al personal contratado	36.135.416	0	0	0	0	36.135.416
401	04	28	00	Complemento al personal contratado por días feriados	1.508.241	0	0	0	0	1.508.241
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	351.540	0	0	0	0	351.540
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	14.000	0	0	0	0	14.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	172.000	0	0	0	0	172.000
401	04	96	00	Otros complementos a empleados	43.095.448	0	0	0	0	43.095.448
401	04	97	00	Otros complementos a obreros	16.678.229	0	0	0	0	16.678.229
401	04	98	00	Otros complementos al personal contratado	83.062.919	0	0	0	0	83.062.919
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	198.122.975	0	0	0	0	198.122.975
401	05	01	00	Aguinaldos a empleados	74.324.230	0	0	0	0	74.324.230
401	05	03	00	Bono vacacional a empleados	25.699.148	0	0	0	0	25.699.148
401	05	04	00	Aguinaldos a obreros	19.945.240	0	0	0	0	19.945.240
401	05	06	00	Bono vacacional a obreros	11.706.970	0	0	0	0	11.706.970
401	05	07	00	Aguinaldos al personal contratado	38.481.461	0	0	0	0	38.481.461
401	05	08	00	Bono vacacional al personal contratado	26.396.330	0	0	0	0	26.396.330
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	188.086	0	0	0	0	188.086
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	36.700	0	0	0	0	36.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.039.603	0	0	0	0	1.039.603
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	305.207	0	0	0	0	305.207
401	06	00	00	Aportes patronales y legales	94.010.557	0	0	0	0	94.010.557
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	21.854.076	0	0	0	0	21.854.076
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	7.112.963	0	0	0	0	7.112.963
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.779.304	0	0	0	0	4.779.304
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	7.287.589	0	0	0	0	7.287.589
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	9.578.509	0	0	0	0	9.578.509
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	3.175.882	0	0	0	0	3.175.882
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.139.670	0	0	0	0	2.139.670
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	5.993.573	0	0	0	0	5.993.573
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	14.860.602	0	0	0	0	14.860.602
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	7.491.506	0	0	0	0	7.491.506
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	4.280.944	0	0	0	0	4.280.944
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	397.257	0	0	0	0	397.257
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	9.909	0	0	0	0	9.909
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	18.809	0	0	0	0	18.809
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	179.696	0	0	0	0	179.696
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	66.505	0	0	0	0	66.505
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	87.563	0	0	0	0	87.563
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	24.763	0	0	0	0	24.763
401	06	95	00	Otros aportes legales por personal contratado	4.671.437	0	0	0	0	4.671.437
401	07	00	00	Asistencia socio-económica	937.779.113	0	0	0	0	937.779.113
401	07	01	00	Capacitación y adiestramiento a empleados	2.224.000	0	0	0	0	2.224.000
401	07	02	00	Becas a empleados	17.350.804	0	0	0	0	17.350.804
401	07	03	00	Ayudas por matrimonio a empleados	67.380	0	0	0	0	67.380
401	07	04	00	Ayudas por nacimiento de hijos a empleados	104.274	0	0	0	0	104.274
401	07	05	00	Ayudas por defunción a empleados	200.000	0	0	0	0	200.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.770.000	0	0	0	0	2.770.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	100.217.743	0	0	0	0	100.217.743
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	126.965.678	0	0	0	0	126.965.678
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	6.551.586	0	0	0	0	6.551.586
401	07	10	00	Dotación de uniformes a empleados	21.051.580	0	0	0	0	21.051.580
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	8.188.838	0	0	0	0	8.188.838
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	6.767.240	0	0	0	0	6.767.240
401	07	17	00	Capacitación y adiestramiento a obreros	871.200	0	0	0	0	871.200
401	07	18	00	Becas a obreros	11.094.800	0	0	0	0	11.094.800
401	07	19	00	Ayudas por matrimonio de obreros	16.000	0	0	0	0	16.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	51.000	0	0	0	0	51.000
401	07	21	00	Ayudas por defunción a obreros	200.000	0	0	0	0	200.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.770.000	0	0	0	0	2.770.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	21.155.918	0	0	0	0	21.155.918
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	58.987.000	0	0	0	0	58.987.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	4.283.200	0	0	0	0	4.283.200
401	07	26	00	Dotación de uniformes a obreros	42.761.745	0	0	0	0	42.761.745
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	2.888.676	0	0	0	0	2.888.676
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	3.688.000	0	0	0	0	3.688.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	621.478	0	0	0	0	621.478
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	112.500	0	0	0	0	112.500
401	07	74	00	Capacitación y adiestramiento al personal contratado	2.171.200	0	0	0	0	2.171.200
401	07	75	00	Becas al personal contratado	13.015.799	0	0	0	0	13.015.799
401	07	76	00	Ayudas por matrimonio al personal contratado	45.500	0	0	0	0	45.500
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	159.366	0	0	0	0	159.366
401	07	78	00	Ayudas por defunción al personal contratado	200.000	0	0	0	0	200.000
401	07	79	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal contratado	2.770.000	0	0	0	0	2.770.000
401	07	80	00	Aporte patronal a cajas de ahorró por personal contratado	41.335.377	0	0	0	0	41.335.377
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	115.910.885	0	0	0	0	115.910.885
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	6.121.564	0	0	0	0	6.121.564

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	83	00	Dotación de uniformes al personal contratado	36.598.755	0	0	0	0	36.598.755
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	5.439.174	0	0	0	0	5.439.174
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	5.968.590	0	0	0	0	5.968.590
401	07	96	00	Otras subvenciones a empleados	110.000.000	0	0	0	0	110.000.000
401	07	97	00	Otras subvenciones a obreros	110.050.000	0	0	0	0	110.050.000
401	07	99	00	Otras subvenciones al personal contratado	46.032.263	0	0	0	0	46.032.263
401	08	00	00	Prestaciones sociales e indemnizaciones	189.478.605	0	0	0	0	189.478.605
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	63.956.031	0	0	0	0	63.956.031
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	36.607.448	0	0	0	0	36.607.448
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	87.878.593	0	0	0	0	87.878.593
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	156.738	0	0	0	0	156.738
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	879.795	0	0	0	0	879.795
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	500.000	0	0	0	0	500.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	500.000	0	0	0	0	500.000
401	95	00	00	Otros gastos del personal de alto nivel y de dirección	340.222	0	0	0	0	340.222
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	340.222	0	0	0	0	340.222
401	96	00	00	Otros gastos del personal empleado	109.242.174	0	0	0	0	109.242.174
401	96	01	00	Otros gastos del personal empleado	109.242.174	0	0	0	0	109.242.174
401	97	00	00	Otros gastos del personal obrero	62.885.672	0	0	0	0	62.885.672
401	97	01	00	Otros gastos del personal obrero	62.885.672	0	0	0	0	62.885.672
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**695.757.122**	**0**	**0**	**0**	**0**	**695.757.122**
402	01	00	00	Productos alimenticios y agropecuarios	96.413.942	0	0	0	0	96.413.942
402	01	01	00	Alimentos y bebidas para personas	94.765.683	0	0	0	0	94.765.683
402	01	03	00	Productos agrícolas y pecuarios	1.624.459	0	0	0	0	1.624.459
402	01	99	00	Otros productos alimenticios y agropecuarios	23.800	0	0	0	0	23.800
402	02	00	00	Productos de minas, canteras y yacimientos	119.384	0	0	0	0	119.384
402	02	05	00	Piedra, arcilla, arena y tierra	119.384	0	0	0	0	119.384
402	03	00	00	Textiles y vestuarios	79.117.132	0	0	0	0	79.117.132
402	03	01	00	Textiles	13.556.294	0	0	0	0	13.556.294
402	03	02	00	Prendas de vestir	40.708.322	0	0	0	0	40.708.322
402	03	03	00	Calzados	24.852.516	0	0	0	0	24.852.516

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	04	00	00	Productos de cuero y caucho	15.909.867	0	0	0	0	15.909.867
402	04	02	00	Productos de cuero y sucedáneos del cuero	1.352.579	0	0	0	0	1.352.579
402	04	03	00	Cauchos y tripas para vehículos	14.557.288	0	0	0	0	14.557.288
402	05	00	00	Productos de papel, cartón e impresos	134.156.591	0	0	0	0	134.156.591
402	05	01	00	Pulpa de madera, papel y cartón	17.408.237	0	0	0	0	17.408.237
402	05	02	00	Envases y cajas de papel y cartón	9.482.737	0	0	0	0	9.482.737
402	05	03	00	Productos de papel y cartón para oficina	73.011.468	0	0	0	0	73.011.468
402	05	04	00	Libros, revistas y periódicos	7.040.011	0	0	0	0	7.040.011
402	05	05	00	Material de enseñanza	6.012.329	0	0	0	0	6.012.329
402	05	06	00	Productos de papel y cartón para computación	5.911.000	0	0	0	0	5.911.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	15.228.993	0	0	0	0	15.228.993
402	05	99	00	Otros productos de pulpa, papel y cartón	61.816	0	0	0	0	61.816
402	06	00	00	Productos químicos y derivados	55.122.386	0	0	0	0	55.122.386
402	06	01	00	Sustancias químicas y de uso industrial	1.000.000	0	0	0	0	1.000.000
402	06	02	00	Abonos, plaguicidas y otros	167.300	0	0	0	0	167.300
402	06	03	00	Tintas, pinturas y colorantes	25.911.177	0	0	0	0	25.911.177
402	06	04	00	Productos farmacéuticos y medicamentos	5.018.870	0	0	0	0	5.018.870
402	06	05	00	Productos de tocador	3.447.884	0	0	0	0	3.447.884
402	06	06	00	Combustibles y lubricantes	2.846.973	0	0	0	0	2.846.973
402	06	08	00	Productos plásticos	15.894.224	0	0	0	0	15.894.224
402	06	99	00	Otros productos de la industria química y conexos	835.958	0	0	0	0	835.958
402	07	00	00	Productos minerales no metálicos	9.340.030	0	0	0	0	9.340.030
402	07	01	00	Productos de barro, loza y porcelana	4.189.923	0	0	0	0	4.189.923
402	07	02	00	Vidrios y productos de vidrio	327.131	0	0	0	0	327.131
402	07	03	00	Productos de arcilla para construcción	3.765.001	0	0	0	0	3.765.001
402	07	04	00	Cemento, cal y yeso	1.053.975	0	0	0	0	1.053.975
402	07	99	00	Otros productos minerales no metálicos	4.000	0	0	0	0	4.000
402	08	00	00	Productos metálicos	66.482.186	0	0	0	0	66.482.186
402	08	01	00	Productos primarios de hierro y acero	45.000	0	0	0	0	45.000
402	08	02	00	Productos de metales no ferrosos	400.000	0	0	0	0	400.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	32.022.555	0	0	0	0	32.022.555

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	04	00	Productos metálicos estructurales	554.000	0	0	0	0	554.000
402	08	07	00	Material de señalamiento	418.091	0	0	0	0	418.091
402	08	09	00	Repuestos y accesorios para equipos de transporte	28.544.221	0	0	0	0	28.544.221
402	08	10	00	Repuestos y accesorios para otros equipos	4.468.319	0	0	0	0	4.468.319
402	08	99	00	Otros productos metálicos	30.000	0	0	0	0	30.000
402	09	00	00	Productos de madera	9.378.410	0	0	0	0	9.378.410
402	09	01	00	Productos primarios de madera	33.450	0	0	0	0	33.450
402	09	02	00	Muebles y accesorios de madera para edificaciones	9.344.960	0	0	0	0	9.344.960
402	10	00	00	Productos varios y útiles diversos	216.562.468	0	0	0	0	216.562.468
402	10	01	00	Artículos de deporte, recreación y juguetes	16.041.339	0	0	0	0	16.041.339
402	10	02	00	Materiales y útiles de limpieza y aseo	14.067.313	0	0	0	0	14.067.313
402	10	03	00	Utensilios de cocina y comedor	7.352.640	0	0	0	0	7.352.640
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.056.084	0	0	0	0	3.056.084
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	26.486.169	0	0	0	0	26.486.169
402	10	06	00	Condecoraciones, ofrendas y similares	8.577.572	0	0	0	0	8.577.572
402	10	07	00	Productos de seguridad en el trabajo	6.136.781	0	0	0	0	6.136.781
402	10	08	00	Materiales para equipos de computación	64.190.531	0	0	0	0	64.190.531
402	10	09	00	Especies timbradas y valores	3.000	0	0	0	0	3.000
402	10	11	00	Materiales eléctricos	43.687.605	0	0	0	0	43.687.605
402	10	12	00	Materiales para instalaciones sanitarias	12.765.712	0	0	0	0	12.765.712
402	10	13	00	Materiales fotográficos	7.293.689	0	0	0	0	7.293.689
402	10	99	00	Otros productos y útiles diversos	6.904.033	0	0	0	0	6.904.033
402	99	00	00	Otros materiales y suministros	13.154.726	0	0	0	0	13.154.726
402	99	01	00	Otros materiales y suministros	13.154.726	0	0	0	0	13.154.726
403	**00**	**00**	**00**	**Servicios no personales**	**2.328.701.099**	**0**	**0**	**0**	**0**	**2.328.701.099**
403	01	00	00	Alquileres de inmuebles	3.768.326	0	0	0	0	3.768.326
403	01	01	00	Alquileres de edificios y locales	1.928.326	0	0	0	0	1.928.326
403	01	02	00	Alquileres de instalaciones culturales y recreativas	1.840.000	0	0	0	0	1.840.000
403	02	00	00	Alquileres de maquinaria y equipos	54.497.488	0	0	0	0	54.497.488
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	12.543.027	0	0	0	0	12.543.027
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	3.648.672	0	0	0	0	3.648.672

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	27.547.923	0	0	0	0	27.547.923
403	02	99	00	Alquileres de otras maquinaria y equipos	10.757.866	0	0	0	0	10.757.866
403	03	00	00	Derechos sobre bienes intangibles	100.440.000	0	0	0	0	100.440.000
403	03	03	00	Paquetes y programas de computación	88.940.000	0	0	0	0	88.940.000
403	03	04	00	Concesión de bienes y servicios	11.500.000	0	0	0	0	11.500.000
403	04	00	00	Servicios básicos	67.595.707	0	0	0	0	67.595.707
403	04	01	00	Electricidad	4.067.717	0	0	0	0	4.067.717
403	04	03	00	Agua	830.807	0	0	0	0	830.807
403	04	04	00	Teléfonos	10.191.297	0	0	0	0	10.191.297
403	04	04	01	Servicios de telefonía prestados por organismos públicos	5.325.349	0	0	0	0	5.325.349
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	4.865.948	0	0	0	0	4.865.948
403	04	05	00	Servicio de comunicaciones	43.064.898	0	0	0	0	43.064.898
403	04	06	00	Servicio de aseo urbano y domiciliario	2.697.425	0	0	0	0	2.697.425
403	04	07	00	Servicio de condominio	6.743.563	0	0	0	0	6.743.563
403	06	00	00	Servicios de transporte y almacenaje	4.818.858	0	0	0	0	4.818.858
403	06	01	00	Fletes y embalajes	910.611	0	0	0	0	910.611
403	06	02	00	Almacenaje	485.537	0	0	0	0	485.537
403	06	03	00	Estacionamiento	1.080.010	0	0	0	0	1.080.010
403	06	04	00	Peaje	500	0	0	0	0	500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	2.342.200	0	0	0	0	2.342.200
403	07	00	00	Servicios de información, impresión y relaciones públicas	68.431.589	0	0	0	0	68.431.589
403	07	01	00	Publicidad y propaganda	4.624.120	0	0	0	0	4.624.120
403	07	02	00	Imprenta y reproducción	15.027.127	0	0	0	0	15.027.127
403	07	03	00	Relaciones sociales	42.380.425	0	0	0	0	42.380.425
403	07	04	00	Avisos	6.399.917	0	0	0	0	6.399.917
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	11.579.323	0	0	0	0	11.579.323
403	08	01	00	Primas y gastos de seguros	11.361.626	0	0	0	0	11.361.626
403	08	02	00	Comisiones y gastos bancarios	209.697	0	0	0	0	209.697
403	08	03	00	Comisiones y gastos de adquisición de seguros	8.000	0	0	0	0	8.000
403	09	00	00	Viáticos y pasajes	69.760.278	0	0	0	0	69.760.278
403	09	01	00	Viáticos y pasajes dentro del país	20.614.323	0	0	0	0	20.614.323

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	20.177.009	0	0	0	0	20.177.009
403	09	03	00	Asignación por kilómetros recorridos	28.968.946	0	0	0	0	28.968.946
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	231.575.037	0	0	0	0	231.575.037
403	10	03	00	Servicios de procesamiento de datos	161.707.780	0	0	0	0	161.707.780
403	10	04	00	Servicios de ingeniería y arquitectónicos	9.943.117	0	0	0	0	9.943.117
403	10	07	00	Servicios de capacitación y adiestramiento	33.633.395	0	0	0	0	33.633.395
403	10	08	00	Servicios presupuestarios	500.000	0	0	0	0	500.000
403	10	09	00	Servicios de lavandería y tintorería	1.204.024	0	0	0	0	1.204.024
403	10	11	00	Servicios para la elaboración y suministro de comida	16.201.468	0	0	0	0	16.201.468
403	10	99	00	Otros servicios profesionales y técnicos	8.385.253	0	0	0	0	8.385.253
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	113.034.505	0	0	0	0	113.034.505
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	6.286.333	0	0	0	0	6.286.333
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	43.618.975	0	0	0	0	43.618.975
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	21.003.775	0	0	0	0	21.003.775
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	3.530.231	0	0	0	0	3.530.231
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	680.000	0	0	0	0	680.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	30.378.958	0	0	0	0	30.378.958
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	7.536.233	0	0	0	0	7.536.233
403	12	00	00	Conservación y reparaciones menores de obras	1.114.804.784	0	0	0	0	1.114.804.784
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.114.804.784	0	0	0	0	1.114.804.784
403	15	00	00	Servicios fiscales	15.000	0	0	0	0	15.000
403	15	02	00	Tasas y otros derechos obligatorios	15.000	0	0	0	0	15.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	105.244.260	0	0	0	0	105.244.260
403	16	01	00	Servicios de diversión, esparcimiento y culturales	105.244.260	0	0	0	0	105.244.260
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	240.000	0	0	0	0	240.000
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	240.000	0	0	0	0	240.000
403	18	00	00	Impuestos indirectos	341.666.069	0	0	0	0	341.666.069
403	18	01	00	Impuesto al valor agregado	341.666.069	0	0	0	0	341.666.069
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.478.221	0	0	0	0	2.478.221

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.478.221	0	0	0	0	2.478.221
403	99	00	00	Otros servicios no personales	38.751.654	0	0	0	0	38.751.654
403	99	01	00	Otros servicios no personales	38.751.654	0	0	0	0	38.751.654
404	**00**	**00**	**00**	**Activos reales**	**483.701.540**	**0**	**0**	**0**	**0**	**483.701.540**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	65.502.967	0	0	0	0	65.502.967
404	01	01	00	Repuestos mayores	41.783.982	0	0	0	0	41.783.982
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	5.298.987	0	0	0	0	5.298.987
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	17.252.783	0	0	0	0	17.252.783
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	2.231.240	0	0	0	0	2.231.240
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	7.406.507	0	0	0	0	7.406.507
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	9.594.465	0	0	0	0	9.594.465
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	23.718.985	0	0	0	0	23.718.985
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	20.364.060	0	0	0	0	20.364.060
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	3.264.925	0	0	0	0	3.264.925
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	90.000	0	0	0	0	90.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	600.000	0	0	0	0	600.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	600.000	0	0	0	0	600.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	13.162.401	0	0	0	0	13.162.401
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	2.747.553	0	0	0	0	2.747.553
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	3.256.640	0	0	0	0	3.256.640
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	4.423.977	0	0	0	0	4.423.977
404	03	05	00	Maquinaria y equipos industriales y de taller	1.616.797	0	0	0	0	1.616.797
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	1.117.434	0	0	0	0	1.117.434
404	04	00	00	Equipos de transporte, tracción y elevación	45.959.816	0	0	0	0	45.959.816
404	04	01	00	Vehículos automotores terrestres	26.380.733	0	0	0	0	26.380.733
404	04	05	00	Vehículos de tracción no motorizados	16.820.558	0	0	0	0	16.820.558
404	04	99	00	Otros equipos de transporte, tracción y elevación	2.758.525	0	0	0	0	2.758.525
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.264.880	0	0	0	0	5.264.880
404	05	01	00	Equipos de telecomunicaciones	5.104.880	0	0	0	0	5.104.880
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	160.000	0	0	0	0	160.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	11.388.690	0	0	0	0	11.388.690
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	11.388.690	0	0	0	0	11.388.690
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.352.564	0	0	0	0	6.352.564
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.646.904	0	0	0	0	1.646.904
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	1.800.264	0	0	0	0	1.800.264
404	07	06	00	Instrumentos musicales y equipos de audio	2.905.396	0	0	0	0	2.905.396
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	275.492.918	0	0	0	0	275.492.918
404	09	01	00	Mobiliario y equipos de oficina	43.435.843	0	0	0	0	43.435.843
404	09	02	00	Equipos de computación	169.132.442	0	0	0	0	169.132.442
404	09	03	00	Mobiliario y equipos de alojamiento	59.030.347	0	0	0	0	59.030.347
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.894.286	0	0	0	0	3.894.286
404	12	00	00	Activos intangibles	57.617.304	0	0	0	0	57.617.304
404	12	04	00	Paquetes y programas de computación	57.617.304	0	0	0	0	57.617.304
404	99	00	00	Otros activos reales	2.360.000	0	0	0	0	2.360.000
404	99	01	00	Otros activos reales	2.360.000	0	0	0	0	2.360.000
405	**00**	**00**	**00**	**Activos financieros**	**1.443.463.107**	**0**	**0**	**0**	**0**	**1.443.463.107**
405	01	00	00	Aportes en acciones y participaciones de capital	780.463.107	0	0	0	0	780.463.107
405	01	03	00	Aportes en acciones y participaciones de capital al sector externo	780.463.107	0	0	0	0	780.463.107
405	01	03	01	Aportes en acciones y participaciones de capital a organismos internacionales	780.463.107	0	0	0	0	780.463.107
405	03	00	00	Concesión de préstamos a corto plazo	663.000.000	0	0	0	0	663.000.000
405	03	02	00	Concesión de préstamos al sector público a corto plazo	663.000.000	0	0	0	0	663.000.000
405	03	02	05	Concesión de préstamos a entes descentralizados con fines empresariales no petroleros	663.000.000	0	0	0	0	663.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**13.292.804.236**	**10.852.578.948**	**0**	**0**	**0**	**24.145.383.184**
407	01	00	00	Transferencias y donaciones corrientes internas	12.649.270.225	10.852.578.948	0	0	0	23.501.849.173
407	01	01	00	Transferencias corrientes internas al sector privado	3.052.683.752	0	0	0	0	3.052.683.752
407	01	01	01	Pensiones del personal empleado, obrero y militar	361.055.615	0	0	0	0	361.055.615
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	702.402.850	0	0	0	0	702.402.850
407	01	01	04	Becas universitarias en el país	24.800.000	0	0	0	0	24.800.000
407	01	01	05	Becas de perfeccionamiento profesional en el país	200.000	0	0	0	0	200.000
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	71.458.924	0	0	0	0	71.458.924
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	105.658.914	0	0	0	0	105.658.914

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	88.662.298	0	0	0	0	88.662.298
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	322.035.776	0	0	0	0	322.035.776
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	139.017.231	0	0	0	0	139.017.231
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	205.550.390	0	0	0	0	205.550.390
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	455.385.372	0	0	0	0	455.385.372
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	576.456.382	0	0	0	0	576.456.382
407	01	02	00	Donaciones corrientes internas al sector privado	354.721.259	0	0	0	0	354.721.259
407	01	02	01	Donaciones corrientes a personas	354.721.259	0	0	0	0	354.721.259
407	01	03	00	Transferencias corrientes internas al sector público	9.241.865.214	10.852.578.948	0	0	0	20.094.444.162
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.879.872.000	0	0	0	0	6.879.872.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	29.541.742	10.852.578.948	0	0	0	10.882.120.690
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	526.451.472	0	0	0	0	526.451.472
407	01	03	10	Transferencias corrientes al Poder Estadal	1.806.000.000	0	0	0	0	1.806.000.000
407	03	00	00	Transferencias y donaciones de capital internas	27.728.000	0	0	0	0	27.728.000
407	03	03	00	Transferencias de capital internas al sector público	27.728.000	0	0	0	0	27.728.000
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	27.728.000	0	0	0	0	27.728.000
407	06	00	00	Subsidio de Régimen Especial	615.806.011	0	0	0	0	615.806.011
407	06	01	00	Subsidio de Régimen Especial	615.806.011	0	0	0	0	615.806.011
408	**00**	**00**	**00**	**Otros gastos**	**5.000.000**	0	0	0	0	**5.000.000**
408	05	00	00	Obligaciones en el ejercicio vigente	5.000.000	0	0	0	0	5.000.000
408	05	02	00	Devoluciones y reintegros diversos	5.000.000	0	0	0	0	5.000.000
409	**00**	**00**	**00**	**Asignaciones no distribuidas**	0	**5.906.880.000**	0	0	0	**5.906.880.000**
409	22	00	00	Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales	0	5.906.880.000	0	0	0	5.906.880.000
409	22	01	00	Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales	0	5.906.880.000	0	0	0	5.906.880.000
410	**00**	**00**	**00**	**Servicio de la deuda pública**	**163.316.579.733**	0	**87.939.696.780**	0	0	**251.256.276.513**
410	01	00	00	Servicio de la deuda pública interna a corto plazo	4.314.109.233	0	3.011.401.064	0	0	7.325.510.297
410	01	01	00	Servicio de la deuda pública interna a corto plazo de títulos y valores	4.314.109.233	0	3.011.401.064	0	0	7.325.510.297
410	01	01	07	Descuentos en colocación de letras del tesoro a corto plazo	4.314.109.233	0	3.011.401.064	0	0	7.325.510.297
410	02	00	00	Servicio de la deuda pública interna a largo plazo	141.593.542.399	0	75.357.943.685	0	0	216.951.486.084
410	02	01	00	Servicio de la deuda pública interna a largo plazo de títulos y valores	141.593.542.399	0	75.357.943.685	0	0	216.951.486.084

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
410	02	01	03	Intereses de la deuda pública interna a largo plazo de títulos y valores	141.593.542.399	0	75.357.943.685	0	0	216.951.486.084
410	03	00	00	Servicio de la deuda pública externa a corto plazo	15.576.192	0	7.788.096	0	0	23.364.288
410	03	01	00	Servicio de la deuda pública externa a corto plazo de títulos y valores	15.576.192	0	7.788.096	0	0	23.364.288
410	03	01	04	Comisiones y otros gastos de la deuda pública externa a corto plazo de títulos y valores	15.576.192	0	7.788.096	0	0	23.364.288
410	04	00	00	Servicio de la deuda pública externa a largo plazo	17.393.351.909	0	9.562.563.935	0	0	26.955.915.844
410	04	01	00	Servicio de la deuda pública externa a largo plazo de títulos y valores	15.548.500.587	0	7.586.302.733	0	0	23.134.803.320
410	04	01	02	Intereses de la deuda pública externa a largo plazo de títulos y valores	14.889.867.384	0	7.108.303.659	0	0	21.998.171.043
410	04	01	04	Comisiones y otros gastos de la deuda pública externa a largo plazo de títulos y valores	658.633.203	0	477.999.074	0	0	1.136.632.277
410	04	02	00	Servicio de la deuda pública externa por préstamos a largo plazo	1.844.851.322	0	1.976.261.202	0	0	3.821.112.524
410	04	02	05	Intereses de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	896.057.538	0	967.097.336	0	0	1.863.154.874
410	04	02	06	Intereses de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	507.241.580	0	520.605.256	0	0	1.027.846.836
410	04	02	07	Intereses de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	243.925.129	0	408.300.202	0	0	652.225.331
410	04	02	08	Intereses de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo	5.440.662	0	5.440.662	0	0	10.881.324
410	04	02	13	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	52.031.916	0	15.875.225	0	0	67.907.141
410	04	02	14	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	40.236.596	0	10.739.613	0	0	50.976.209
410	04	02	15	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	50.490.573	0	17.747.244	0	0	68.237.817
410	04	02	16	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo	49.427.328	0	30.455.664	0	0	79.882.992
411	**00**	**00**	**00**	**Disminución de pasivos**	**777.098.180**	**0**	**0**	**0**	**0**	**777.098.180**
411	11	00	00	Obligaciones de ejercicios anteriores	777.098.180	0	0	0	0	777.098.180
411	11	02	00	Devoluciones y reintegros diversos	253.384.136	0	0	0	0	253.384.136
411	11	04	00	Compromisos pendientes de ejercicios anteriores	510.314.044	0	0	0	0	510.314.044
411	11	05	00	Prestaciones sociales originadas por la aplicación de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras	13.400.000	0	0	0	0	13.400.000
				Totales	**184.696.690.735**	**16.759.458.948**	**87.939.696.780**	**0**	**0**	**289.395.846.463**

71
Ministerio del Poder Popular de Planificación

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**334.383.263**	0	0	0	0	**334.383.263**
401	01	00	00	Sueldos, salarios y otras retribuciones	70.495.364	0	0	0	0	70.495.364
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	17.574.702	0	0	0	0	17.574.702
401	01	03	00	Suplencias a empleados	155.613	0	0	0	0	155.613
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.073.057	0	0	0	0	2.073.057
401	01	18	00	Remuneraciones al personal contratado	48.887.387	0	0	0	0	48.887.387
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	48.107.387	0	0	0	0	48.107.387
401	01	18	02	Remuneraciones por honorarios profesionales	780.000	0	0	0	0	780.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	329.209	0	0	0	0	329.209
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	302.335	0	0	0	0	302.335
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.173.061	0	0	0	0	1.173.061
401	03	00	00	Primas	11.364.329	0	0	0	0	11.364.329
401	03	08	00	Primas de profesionalización a empleados	2.201.832	0	0	0	0	2.201.832
401	03	09	00	Primas por antigüedad a empleados	2.062.414	0	0	0	0	2.062.414
401	03	21	00	Primas por antigüedad a obreros	277.763	0	0	0	0	277.763
401	03	22	00	Primas de profesionalización a obreros	31.881	0	0	0	0	31.881
401	03	40	00	Primas de profesionalización al personal contratado	3.159.718	0	0	0	0	3.159.718
401	03	41	00	Primas por antigüedad al personal contratado	2.529.972	0	0	0	0	2.529.972
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	73.915	0	0	0	0	73.915
401	03	95	00	Otras primas al personal de alto nivel y de dirección	813.061	0	0	0	0	813.061
401	03	96	00	Otras primas al personal contratado	145.501	0	0	0	0	145.501
401	03	97	00	Otras primas a empleados	50.440	0	0	0	0	50.440
401	03	98	00	Otras primas a obreros	17.832	0	0	0	0	17.832
401	04	00	00	Complementos de sueldos y salarios	35.794.257	0	0	0	0	35.794.257
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	13.270	0	0	0	0	13.270
401	04	06	00	Complemento a empleados por comisión de servicios	1.451.918	0	0	0	0	1.451.918
401	04	08	00	Bono compensatorio de alimentación a empleados	4.714.240	0	0	0	0	4.714.240
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	794.610	0	0	0	0	794.610
401	04	18	00	Bono compensatorio de alimentación a obreros	1.780.936	0	0	0	0	1.780.936
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	5.190.528	0	0	0	0	5.190.528
401	04	26	00	Bono compensatorio de alimentación al personal contratado	20.061.709	0	0	0	0	20.061.709

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	261.902	0	0	0	0	261.902
401	04	96	00	Otros complementos a empleados	729.737	0	0	0	0	729.737
401	04	97	00	Otros complementos a obreros	242.502	0	0	0	0	242.502
401	04	98	00	Otros complementos al personal contratado	552.905	0	0	0	0	552.905
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	41.219.458	0	0	0	0	41.219.458
401	05	01	00	Aguinaldos a empleados	7.985.586	0	0	0	0	7.985.586
401	05	03	00	Bono vacacional a empleados	2.395.676	0	0	0	0	2.395.676
401	05	04	00	Aguinaldos a obreros	1.344.156	0	0	0	0	1.344.156
401	05	06	00	Bono vacacional a obreros	258.078	0	0	0	0	258.078
401	05	07	00	Aguinaldos al personal contratado	22.235.966	0	0	0	0	22.235.966
401	05	08	00	Bono vacacional al personal contratado	6.151.737	0	0	0	0	6.151.737
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	135.491	0	0	0	0	135.491
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	40.647	0	0	0	0	40.647
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	517.016	0	0	0	0	517.016
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	155.105	0	0	0	0	155.105
401	06	00	00	Aportes patronales y legales	13.248.047	0	0	0	0	13.248.047
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.940.498	0	0	0	0	1.940.498
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	646.833	0	0	0	0	646.833
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	466.457	0	0	0	0	466.457
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	479.135	0	0	0	0	479.135
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	209.043	0	0	0	0	209.043
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	69.681	0	0	0	0	69.681
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	46.454	0	0	0	0	46.454
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	54.035	0	0	0	0	54.035
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.982.907	0	0	0	0	4.982.907
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	1.334.158	0	0	0	0	1.334.158
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.107.313	0	0	0	0	1.107.313
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	32.925	0	0	0	0	32.925
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	10.975	0	0	0	0	10.975

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	8.129	0	0	0	0	8.129
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	125.635	0	0	0	0	125.635
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	41.879	0	0	0	0	41.879
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	31.021	0	0	0	0	31.021
401	06	95	00	Otros aportes legales por personal contratado	1.660.969	0	0	0	0	1.660.969
401	07	00	00	Asistencia socio-económica	139.124.733	0	0	0	0	139.124.733
401	07	01	00	Capacitación y adiestramiento a empleados	131.909	0	0	0	0	131.909
401	07	02	00	Becas a empleados	779.770	0	0	0	0	779.770
401	07	03	00	Ayudas por matrimonio a empleados	9.916	0	0	0	0	9.916
401	07	04	00	Ayudas por nacimiento de hijos a empleados	48.500	0	0	0	0	48.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	8.197.551	0	0	0	0	8.197.551
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	20.319.827	0	0	0	0	20.319.827
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	325.923	0	0	0	0	325.923
401	07	10	00	Dotación de uniformes a empleados	1.959.417	0	0	0	0	1.959.417
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	587.273	0	0	0	0	587.273
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	327.378	0	0	0	0	327.378
401	07	17	00	Capacitación y adiestramiento a obreros	40.308	0	0	0	0	40.308
401	07	18	00	Becas a obreros	250.990	0	0	0	0	250.990
401	07	19	00	Ayudas por matrimonio de obreros	20.855	0	0	0	0	20.855
401	07	20	00	Ayudas por nacimiento de hijos de obreros	35.405	0	0	0	0	35.405
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.118.821	0	0	0	0	1.118.821
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	4.372.621	0	0	0	0	4.372.621
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	85.555	0	0	0	0	85.555
401	07	26	00	Dotación de uniformes a obreros	834.207	0	0	0	0	834.207
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	449.223	0	0	0	0	449.223
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	48.015	0	0	0	0	48.015
401	07	74	00	Capacitación y adiestramiento al personal contratado	132.831	0	0	0	0	132.831
401	07	75	00	Becas al personal contratado	1.756.927	0	0	0	0	1.756.927
401	07	76	00	Ayudas por matrimonio al personal contratado	9.700	0	0	0	0	9.700

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	16.975	0	0	0	0	16.975
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	20.541.354	0	0	0	0	20.541.354
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	41.925.718	0	0	0	0	41.925.718
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	452.218	0	0	0	0	452.218
401	07	83	00	Dotación de uniformes al personal contratado	19.400	0	0	0	0	19.400
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	725.669	0	0	0	0	725.669
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	654.756	0	0	0	0	654.756
401	07	96	00	Otras subvenciones a empleados	8.870.895	0	0	0	0	8.870.895
401	07	97	00	Otras subvenciones a obreros	1.431.457	0	0	0	0	1.431.457
401	07	99	00	Otras subvenciones al personal contratado	22.643.369	0	0	0	0	22.643.369
401	08	00	00	Prestaciones sociales e indemnizaciones	22.821.235	0	0	0	0	22.821.235
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.656.457	0	0	0	0	5.656.457
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	952.110	0	0	0	0	952.110
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	15.750.476	0	0	0	0	15.750.476
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	95.973	0	0	0	0	95.973
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	366.219	0	0	0	0	366.219
401	96	00	00	Otros gastos del personal empleado	242.502	0	0	0	0	242.502
401	96	01	00	Otros gastos del personal empleado	242.502	0	0	0	0	242.502
401	97	00	00	Otros gastos del personal obrero	73.338	0	0	0	0	73.338
401	97	01	00	Otros gastos del personal obrero	73.338	0	0	0	0	73.338
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**103.656.186**	**0**	**0**	**0**	**0**	**103.656.186**
402	01	00	00	Productos alimenticios y agropecuarios	31.004.511	0	0	0	0	31.004.511
402	01	01	00	Alimentos y bebidas para personas	31.004.511	0	0	0	0	31.004.511
402	03	00	00	Textiles y vestuarios	817.688	0	0	0	0	817.688
402	03	01	00	Textiles	163.688	0	0	0	0	163.688
402	03	02	00	Prendas de vestir	654.000	0	0	0	0	654.000
402	04	00	00	Productos de cuero y caucho	1.123.940	0	0	0	0	1.123.940
402	04	03	00	Cauchos y tripas para vehículos	1.077.880	0	0	0	0	1.077.880
402	04	99	00	Otros productos de cuero y caucho	46.060	0	0	0	0	46.060
402	05	00	00	Productos de papel, cartón e impresos	15.301.907	0	0	0	0	15.301.907

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	2.280.753	0	0	0	0	2.280.753
402	05	02	00	Envases y cajas de papel y cartón	35.300	0	0	0	0	35.300
402	05	03	00	Productos de papel y cartón para oficina	12.532.201	0	0	0	0	12.532.201
402	05	04	00	Libros, revistas y periódicos	241.508	0	0	0	0	241.508
402	05	99	00	Otros productos de pulpa, papel y cartón	212.145	0	0	0	0	212.145
402	06	00	00	Productos químicos y derivados	5.523.974	0	0	0	0	5.523.974
402	06	01	00	Sustancias químicas y de uso industrial	152.000	0	0	0	0	152.000
402	06	03	00	Tintas, pinturas y colorantes	329.241	0	0	0	0	329.241
402	06	06	00	Combustibles y lubricantes	500.398	0	0	0	0	500.398
402	06	08	00	Productos plásticos	4.542.335	0	0	0	0	4.542.335
402	07	00	00	Productos minerales no metálicos	357.150	0	0	0	0	357.150
402	07	99	00	Otros productos minerales no metálicos	357.150	0	0	0	0	357.150
402	08	00	00	Productos metálicos	18.233.433	0	0	0	0	18.233.433
402	08	01	00	Productos primarios de hierro y acero	248.320	0	0	0	0	248.320
402	08	02	00	Productos de metales no ferrosos	116.360	0	0	0	0	116.360
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.772.907	0	0	0	0	4.772.907
402	08	09	00	Repuestos y accesorios para equipos de transporte	13.095.846	0	0	0	0	13.095.846
402	10	00	00	Productos varios y útiles diversos	31.266.574	0	0	0	0	31.266.574
402	10	02	00	Materiales y útiles de limpieza y aseo	9.547.343	0	0	0	0	9.547.343
402	10	03	00	Utensilios de cocina y comedor	368.000	0	0	0	0	368.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.573.354	0	0	0	0	3.573.354
402	10	06	00	Condecoraciones, ofrendas y similares	21.000	0	0	0	0	21.000
402	10	07	00	Productos de seguridad en el trabajo	1.468.183	0	0	0	0	1.468.183
402	10	08	00	Materiales para equipos de computación	6.772.516	0	0	0	0	6.772.516
402	10	11	00	Materiales eléctricos	5.456.457	0	0	0	0	5.456.457
402	10	12	00	Materiales para instalaciones sanitarias	2.328.019	0	0	0	0	2.328.019
402	10	99	00	Otros productos y útiles diversos	1.731.702	0	0	0	0	1.731.702
402	99	00	00	Otros materiales y suministros	27.009	0	0	0	0	27.009
402	99	01	00	Otros materiales y suministros	27.009	0	0	0	0	27.009
403	**00**	**00**	**00**	**Servicios no personales**	**214.492.776**	**0**	**0**	**0**	**0**	**214.492.776**
403	01	00	00	Alquileres de inmuebles	42.132.000	0	0	0	0	42.132.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	01	01	00	Alquileres de edificios y locales	42.132.000	0	0	0	0	42.132.000
403	02	00	00	Alquileres de maquinaria y equipos	5.350.000	0	0	0	0	5.350.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.760.000	0	0	0	0	2.760.000
403	02	99	00	Alquileres de otras maquinaria y equipos	2.590.000	0	0	0	0	2.590.000
403	04	00	00	Servicios básicos	31.544.568	0	0	0	0	31.544.568
403	04	01	00	Electricidad	420.000	0	0	0	0	420.000
403	04	04	00	Teléfonos	5.191.200	0	0	0	0	5.191.200
403	04	04	01	Servicios de telefonía prestados por organismos públicos	3.427.200	0	0	0	0	3.427.200
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	1.764.000	0	0	0	0	1.764.000
403	04	05	00	Servicio de comunicaciones	3.124.968	0	0	0	0	3.124.968
403	04	06	00	Servicio de aseo urbano y domiciliario	8.400	0	0	0	0	8.400
403	04	07	00	Servicio de condominio	22.800.000	0	0	0	0	22.800.000
403	06	00	00	Servicios de transporte y almacenaje	1.850.699	0	0	0	0	1.850.699
403	06	01	00	Fletes y embalajes	12.000	0	0	0	0	12.000
403	06	03	00	Estacionamiento	1.838.699	0	0	0	0	1.838.699
403	07	00	00	Servicios de información, impresión y relaciones públicas	7.934.894	0	0	0	0	7.934.894
403	07	01	00	Publicidad y propaganda	580.000	0	0	0	0	580.000
403	07	02	00	Imprenta y reproducción	4.383.100	0	0	0	0	4.383.100
403	07	03	00	Relaciones sociales	2.326.166	0	0	0	0	2.326.166
403	07	04	00	Avisos	645.628	0	0	0	0	645.628
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	21.800.817	0	0	0	0	21.800.817
403	08	01	00	Primas y gastos de seguros	5.100.000	0	0	0	0	5.100.000
403	08	02	00	Comisiones y gastos bancarios	120.000	0	0	0	0	120.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	16.580.817	0	0	0	0	16.580.817
403	09	00	00	Viáticos y pasajes	31.356.302	0	0	0	0	31.356.302
403	09	01	00	Viáticos y pasajes dentro del país	26.471.745	0	0	0	0	26.471.745
403	09	02	00	Viáticos y pasajes fuera del país	4.884.557	0	0	0	0	4.884.557
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	17.338.422	0	0	0	0	17.338.422
403	10	01	00	Servicios jurídicos	22.000	0	0	0	0	22.000
403	10	03	00	Servicios de procesamiento de datos	7.040.000	0	0	0	0	7.040.000
403	10	07	00	Servicios de capacitación y adiestramiento	5.258.705	0	0	0	0	5.258.705

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	5.017.717	0	0	0	0	5.017.717
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.103.300	0	0	0	0	5.103.300
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.471.300	0	0	0	0	4.471.300
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	128.000	0	0	0	0	128.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	504.000	0	0	0	0	504.000
403	12	00	00	Conservación y reparaciones menores de obras	499.200	0	0	0	0	499.200
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	499.200	0	0	0	0	499.200
403	15	00	00	Servicios fiscales	1.359.102	0	0	0	0	1.359.102
403	15	02	00	Tasas y otros derechos obligatorios	490.900	0	0	0	0	490.900
403	15	03	00	Asignación a agentes de especies fiscales	868.202	0	0	0	0	868.202
403	16	00	00	Servicios de diversión, esparcimiento y culturales	9.600.000	0	0	0	0	9.600.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	9.600.000	0	0	0	0	9.600.000
403	18	00	00	Impuestos indirectos	36.341.072	0	0	0	0	36.341.072
403	18	01	00	Impuesto al valor agregado	36.216.072	0	0	0	0	36.216.072
403	18	99	00	Otros impuestos indirectos	125.000	0	0	0	0	125.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.382.400	0	0	0	0	1.382.400
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.382.400	0	0	0	0	1.382.400
403	99	00	00	Otros servicios no personales	900.000	0	0	0	0	900.000
403	99	01	00	Otros servicios no personales	900.000	0	0	0	0	900.000
404	**00**	**00**	**00**	**Activos reales**	**8.238.193**	**0**	**0**	**0**	**0**	**8.238.193**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	101.076	0	0	0	0	101.076
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	20.000	0	0	0	0	20.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	81.076	0	0	0	0	81.076
404	04	00	00	Equipos de transporte, tracción y elevación	2.808.000	0	0	0	0	2.808.000
404	04	01	00	Vehículos automotores terrestres	2.800.000	0	0	0	0	2.800.000
404	04	05	00	Vehículos de tracción no motorizados	8.000	0	0	0	0	8.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	300.000
404	05	01	00	Equipos de telecomunicaciones	300.000	0	0	0	0	300.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	65.000	0	0	0	0	65.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	65.000	0	0	0	0	65.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.064.117	0	0	0	0	4.064.117

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	1.478.985	0	0	0	0	1.478.985
404	09	02	00	Equipos de computación	600.000	0	0	0	0	600.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.234.282	0	0	0	0	1.234.282
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	750.850	0	0	0	0	750.850
404	99	00	00	Otros activos reales	900.000	0	0	0	0	900.000
404	99	01	00	Otros activos reales	900.000	0	0	0	0	900.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.831.516.730**	**1.405.406.428**	**0**	**0**	**0**	**4.236.923.158**
407	01	00	00	Transferencias y donaciones corrientes internas	2.831.516.730	1.405.406.428	0	0	0	4.236.923.158
407	01	01	00	Transferencias corrientes internas al sector privado	145.755.788	0	0	0	0	145.755.788
407	01	01	01	Pensiones del personal empleado, obrero y militar	8.047.966	0	0	0	0	8.047.966
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	43.062.400	0	0	0	0	43.062.400
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	2.011.992	0	0	0	0	2.011.992
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	2.642.415	0	0	0	0	2.642.415
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	8.883.054	0	0	0	0	8.883.054
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	876.570	0	0	0	0	876.570
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	10.751.042	0	0	0	0	10.751.042
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	14.119.702	0	0	0	0	14.119.702
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	49.983.753	0	0	0	0	49.983.753
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	5.376.894	0	0	0	0	5.376.894
407	01	02	00	Donaciones corrientes internas al sector privado	1.572.700	0	0	0	0	1.572.700
407	01	02	01	Donaciones corrientes a personas	1.572.700	0	0	0	0	1.572.700
407	01	03	00	Transferencias corrientes internas al sector público	2.684.188.242	1.405.406.428	0	0	0	4.089.594.670
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.474.091.948	243.251.278	0	0	0	2.717.343.226
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	210.096.294	1.162.155.150	0	0	0	1.372.251.444
411	**00**	**00**	**00**	**Disminución de pasivos**	**23.490.280**	**0**	**0**	**0**	**0**	**23.490.280**
411	01	00	00	Disminución de gastos de personal por pagar	20.000.000	0	0	0	0	20.000.000
411	01	01	00	Disminución de sueldos, salarios y otras remuneraciones por pagar	20.000.000	0	0	0	0	20.000.000
411	11	00	00	Obligaciones de ejercicios anteriores	3.490.280	0	0	0	0	3.490.280
411	11	04	00	Compromisos pendientes de ejercicios anteriores	3.490.280	0	0	0	0	3.490.280
				Totales	**3.515.777.428**	**1.405.406.428**	**0**	**0**	**0**	**4.921.183.856**

72

Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**1.873.079.370**	0	0	0	0	**1.873.079.370**
401	01	00	00	Sueldos, salarios y otras retribuciones	146.821.248	0	0	0	0	146.821.248
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	65.386.961	0	0	0	0	65.386.961
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	26.081.892	0	0	0	0	26.081.892
401	01	12	00	Salarios a obreros en puestos no permanentes	7.803.707	0	0	0	0	7.803.707
401	01	13	00	Suplencias a obreros	1.335.903	0	0	0	0	1.335.903
401	01	18	00	Remuneraciones al personal contratado	44.342.520	0	0	0	0	44.342.520
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	41.642.520	0	0	0	0	41.642.520
401	01	18	02	Remuneraciones por honorarios profesionales	2.700.000	0	0	0	0	2.700.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.781.204	0	0	0	0	1.781.204
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	89.061	0	0	0	0	89.061
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.807.682	0	0	0	0	1.807.682
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	756.754	0	0	0	0	756.754
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.050.928	0	0	0	0	1.050.928
401	03	00	00	Primas	463.352.899	0	0	0	0	463.352.899
401	03	01	00	Primas por mérito a empleados	115.167.643	0	0	0	0	115.167.643
401	03	02	00	Primas de transporte a empleados	11.808.000	0	0	0	0	11.808.000
401	03	03	00	Primas por hogar a empleados	43.817.599	0	0	0	0	43.817.599
401	03	04	00	Primas por hijos a empleados	71.000	0	0	0	0	71.000
401	03	08	00	Primas de profesionalización a empleados	7.499.407	0	0	0	0	7.499.407
401	03	09	00	Primas por antigüedad a empleados	16.058.880	0	0	0	0	16.058.880
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	13.688.547	0	0	0	0	13.688.547
401	03	16	00	Primas por mérito a obreros	82.919.511	0	0	0	0	82.919.511
401	03	17	00	Primas de transporte a obreros	4.986.000	0	0	0	0	4.986.000
401	03	18	00	Primas por hogar a obreros	18.502.249	0	0	0	0	18.502.249
401	03	19	00	Primas por hijos de obreros	25.000	0	0	0	0	25.000
401	03	21	00	Primas por antigüedad a obreros	6.780.960	0	0	0	0	6.780.960
401	03	22	00	Primas de profesionalización a obreros	267.181	0	0	0	0	267.181
401	03	37	00	Primas de transporte al personal contratado	8.946.000	0	0	0	0	8.946.000
401	03	38	00	Primas por hogar al personal contratado	33.197.175	0	0	0	0	33.197.175
401	03	39	00	Primas por hijos al personal contratado	110.000	0	0	0	0	110.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	03	40	00	Primas de profesionalización al personal contratado	4.261.487	0	0	0	0	4.261.487
401	03	41	00	Primas por antigüedad al personal contratado	14.736.960	0	0	0	0	14.736.960
401	03	47	00	Primas al personal de alto nivel y de dirección	255.334	0	0	0	0	255.334
401	03	95	00	Otras primas al personal de alto nivel y de dirección	247.593	0	0	0	0	247.593
401	03	96	00	Otras primas al personal contratado	80.006.373	0	0	0	0	80.006.373
401	04	00	00	Complementos de sueldos y salarios	384.339.210	0	0	0	0	384.339.210
401	04	06	00	Complemento a empleados por comisión de servicios	44.390.381	0	0	0	0	44.390.381
401	04	08	00	Bono compensatorio de alimentación a empleados	38.193.063	0	0	0	0	38.193.063
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.889.817	0	0	0	0	1.889.817
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	4.354.139	0	0	0	0	4.354.139
401	04	18	00	Bono compensatorio de alimentación a obreros	16.078.235	0	0	0	0	16.078.235
401	04	20	00	Complemento a obreros por días feriados	15.118.535	0	0	0	0	15.118.535
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	5.592.772	0	0	0	0	5.592.772
401	04	26	00	Bono compensatorio de alimentación al personal contratado	29.731.030	0	0	0	0	29.731.030
401	04	28	00	Complemento al personal contratado por días feriados	4.127.507	0	0	0	0	4.127.507
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	58.045	0	0	0	0	58.045
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	234.143	0	0	0	0	234.143
401	04	96	00	Otros complementos a empleados	109.445.121	0	0	0	0	109.445.121
401	04	97	00	Otros complementos a obreros	39.207.469	0	0	0	0	39.207.469
401	04	98	00	Otros complementos al personal contratado	75.918.953	0	0	0	0	75.918.953
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	272.080.064	0	0	0	0	272.080.064
401	05	03	00	Bono vacacional a empleados	134.289.580	0	0	0	0	134.289.580
401	05	06	00	Bono vacacional a obreros	47.048.963	0	0	0	0	47.048.963
401	05	08	00	Bono vacacional al personal contratado	90.460.549	0	0	0	0	90.460.549
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	280.972	0	0	0	0	280.972
401	06	00	00	Aportes patronales y legales	61.150.415	0	0	0	0	61.150.415
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	14.355.811	0	0	0	0	14.355.811
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	9.570.540	0	0	0	0	9.570.540
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	4.785.271	0	0	0	0	4.785.271
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.711.653	0	0	0	0	2.711.653
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	3.190.180	0	0	0	0	3.190.180

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	5.190.229	0	0	0	0	5.190.229
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.730.077	0	0	0	0	1.730.077
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	980.377	0	0	0	0	980.377
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	1.153.385	0	0	0	0	1.153.385
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	9.979.199	0	0	0	0	9.979.199
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	2.217.600	0	0	0	0	2.217.600
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	1.884.960	0	0	0	0	1.884.960
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	30.996	0	0	0	0	30.996
401	06	40	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección	20.664	0	0	0	0	20.664
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	10.332	0	0	0	0	10.332
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	6.886	0	0	0	0	6.886
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	5.855	0	0	0	0	5.855
401	06	95	00	Otros aportes legales por personal contratado	3.326.400	0	0	0	0	3.326.400
401	07	00	00	Asistencia socio-económica	312.197.523	0	0	0	0	312.197.523
401	07	03	00	Ayudas por matrimonio a empleados	177.500	0	0	0	0	177.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	177.500	0	0	0	0	177.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	23.926.350	0	0	0	0	23.926.350
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	98.700.000	0	0	0	0	98.700.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.954.272	0	0	0	0	3.954.272
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	4.868.623	0	0	0	0	4.868.623
401	07	19	00	Ayudas por matrimonio de obreros	62.500	0	0	0	0	62.500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	62.500	0	0	0	0	62.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	8.650.382	0	0	0	0	8.650.382
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	41.550.000	0	0	0	0	41.550.000
401	07	26	00	Dotación de uniformes a obreros	5.540.000	0	0	0	0	5.540.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	3.099.294	0	0	0	0	3.099.294
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	2.055.806	0	0	0	0	2.055.806
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	51.660	0	0	0	0	51.660
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	150.000	0	0	0	0	150.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	76	00	Ayudas por matrimonio al personal contratado	275.000	0	0	0	0	275.000
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	275.000	0	0	0	0	275.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	16.631.998	0	0	0	0	16.631.998
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	74.550.000	0	0	0	0	74.550.000
401	07	83	00	Dotación de uniformes al personal contratado	1.540.000	0	0	0	0	1.540.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	7.481.054	0	0	0	0	7.481.054
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	3.688.575	0	0	0	0	3.688.575
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	9.500	0	0	0	0	9.500
401	07	96	00	Otras subvenciones a empleados	6.251.009	0	0	0	0	6.251.009
401	07	97	00	Otras subvenciones a obreros	3.747.500	0	0	0	0	3.747.500
401	07	99	00	Otras subvenciones al personal contratado	4.721.500	0	0	0	0	4.721.500
401	08	00	00	Prestaciones sociales e indemnizaciones	231.330.329	0	0	0	0	231.330.329
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	126.090.366	0	0	0	0	126.090.366
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	45.649.019	0	0	0	0	45.649.019
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	59.406.427	0	0	0	0	59.406.427
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	184.517	0	0	0	0	184.517
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**140.673.915**	**0**	**0**	**0**	**0**	**140.673.915**
402	01	00	00	Productos alimenticios y agropecuarios	38.653.601	0	0	0	0	38.653.601
402	01	01	00	Alimentos y bebidas para personas	38.553.601	0	0	0	0	38.553.601
402	01	03	00	Productos agrícolas y pecuarios	100.000	0	0	0	0	100.000
402	02	00	00	Productos de minas, canteras y yacimientos	5.000	0	0	0	0	5.000
402	02	05	00	Piedra, arcilla, arena y tierra	5.000	0	0	0	0	5.000
402	03	00	00	Textiles y vestuarios	6.818.744	0	0	0	0	6.818.744
402	03	01	00	Textiles	2.174.000	0	0	0	0	2.174.000
402	03	02	00	Prendas de vestir	3.344.744	0	0	0	0	3.344.744
402	03	03	00	Calzados	1.300.000	0	0	0	0	1.300.000
402	04	00	00	Productos de cuero y caucho	7.005.000	0	0	0	0	7.005.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	5.000	0	0	0	0	5.000
402	04	03	00	Cauchos y tripas para vehículos	7.000.000	0	0	0	0	7.000.000
402	05	00	00	Productos de papel, cartón e impresos	24.497.840	0	0	0	0	24.497.840
402	05	01	00	Pulpa de madera, papel y cartón	7.000.000	0	0	0	0	7.000.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	05	02	00	Envases y cajas de papel y cartón	500.000	0	0	0	0	500.000
402	05	03	00	Productos de papel y cartón para oficina	12.057.240	0	0	0	0	12.057.240
402	05	04	00	Libros, revistas y periódicos	1.416.550	0	0	0	0	1.416.550
402	05	05	00	Material de enseñanza	300.000	0	0	0	0	300.000
402	05	06	00	Productos de papel y cartón para computación	2.010.000	0	0	0	0	2.010.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	964.050	0	0	0	0	964.050
402	05	99	00	Otros productos de pulpa, papel y cartón	250.000	0	0	0	0	250.000
402	06	00	00	Productos químicos y derivados	11.852.200	0	0	0	0	11.852.200
402	06	01	00	Sustancias químicas y de uso industrial	4.000.000	0	0	0	0	4.000.000
402	06	02	00	Abonos, plaguicidas y otros	230.750	0	0	0	0	230.750
402	06	03	00	Tintas, pinturas y colorantes	3.071.450	0	0	0	0	3.071.450
402	06	04	00	Productos farmacéuticos y medicamentos	450.000	0	0	0	0	450.000
402	06	05	00	Productos de tocador	1.000.000	0	0	0	0	1.000.000
402	06	06	00	Combustibles y lubricantes	1.500.000	0	0	0	0	1.500.000
402	06	08	00	Productos plásticos	1.300.000	0	0	0	0	1.300.000
402	06	99	00	Otros productos de la industria química y conexos	300.000	0	0	0	0	300.000
402	07	00	00	Productos minerales no metálicos	2.144.500	0	0	0	0	2.144.500
402	07	01	00	Productos de barro, loza y porcelana	80.000	0	0	0	0	80.000
402	07	02	00	Vidrios y productos de vidrio	1.000.000	0	0	0	0	1.000.000
402	07	03	00	Productos de arcilla para construcción	164.500	0	0	0	0	164.500
402	07	04	00	Cemento, cal y yeso	800.000	0	0	0	0	800.000
402	07	99	00	Otros productos minerales no metálicos	100.000	0	0	0	0	100.000
402	08	00	00	Productos metálicos	12.875.560	0	0	0	0	12.875.560
402	08	01	00	Productos primarios de hierro y acero	250.000	0	0	0	0	250.000
402	08	02	00	Productos de metales no ferrosos	12.000	0	0	0	0	12.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.651.560	0	0	0	0	1.651.560
402	08	04	00	Productos metálicos estructurales	120.000	0	0	0	0	120.000
402	08	05	00	Materiales de orden público, seguridad y defensa	400.000	0	0	0	0	400.000
402	08	07	00	Material de señalamiento	192.000	0	0	0	0	192.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.000.000	0	0	0	0	3.000.000
402	08	10	00	Repuestos y accesorios para otros equipos	7.000.000	0	0	0	0	7.000.000

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	99	00	Otros productos metálicos	250.000	0	0	0	0	250.000
402	09	00	00	Productos de madera	450.000	0	0	0	0	450.000
402	09	01	00	Productos primarios de madera	150.000	0	0	0	0	150.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	150.000	0	0	0	0	150.000
402	09	99	00	Otros productos de madera	150.000	0	0	0	0	150.000
402	10	00	00	Productos varios y útiles diversos	33.981.870	0	0	0	0	33.981.870
402	10	01	00	Artículos de deporte, recreación y juguetes	500.000	0	0	0	0	500.000
402	10	02	00	Materiales y útiles de limpieza y aseo	200.000	0	0	0	0	200.000
402	10	03	00	Utensilios de cocina y comedor	150.000	0	0	0	0	150.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	100.000	0	0	0	0	100.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.021.870	0	0	0	0	6.021.870
402	10	06	00	Condecoraciones, ofrendas y similares	1.700.000	0	0	0	0	1.700.000
402	10	07	00	Productos de seguridad en el trabajo	561.100	0	0	0	0	561.100
402	10	08	00	Materiales para equipos de computación	18.374.400	0	0	0	0	18.374.400
402	10	11	00	Materiales eléctricos	5.010.000	0	0	0	0	5.010.000
402	10	12	00	Materiales para instalaciones sanitarias	800.000	0	0	0	0	800.000
402	10	13	00	Materiales fotográficos	64.500	0	0	0	0	64.500
402	10	99	00	Otros productos y útiles diversos	500.000	0	0	0	0	500.000
402	99	00	00	Otros materiales y suministros	2.389.600	0	0	0	0	2.389.600
402	99	01	00	Otros materiales y suministros	2.389.600	0	0	0	0	2.389.600
403	**00**	**00**	**00**	**Servicios no personales**	**467.194.717**	**0**	**0**	**0**	**0**	**467.194.717**
403	01	00	00	Alquileres de inmuebles	700.000	0	0	0	0	700.000
403	01	01	00	Alquileres de edificios y locales	700.000	0	0	0	0	700.000
403	02	00	00	Alquileres de maquinaria y equipos	14.465.000	0	0	0	0	14.465.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.865.000	0	0	0	0	2.865.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	6.050.000	0	0	0	0	6.050.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	1.100.000	0	0	0	0	1.100.000
403	02	99	00	Alquileres de otras maquinaria y equipos	4.450.000	0	0	0	0	4.450.000
403	03	00	00	Derechos sobre bienes intangibles	2.185.714	0	0	0	0	2.185.714
403	03	03	00	Paquetes y programas de computación	2.185.714	0	0	0	0	2.185.714
403	04	00	00	Servicios básicos	28.330.163	0	0	0	0	28.330.163

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	04	01	00	Electricidad	3.000.000	0	0	0	0	3.000.000
403	04	02	00	Gas	30.000	0	0	0	0	30.000
403	04	03	00	Agua	520.000	0	0	0	0	520.000
403	04	04	00	Teléfonos	10.380.163	0	0	0	0	10.380.163
403	04	04	01	Servicios de telefonía prestados por organismos públicos	10.000.000	0	0	0	0	10.000.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	380.163	0	0	0	0	380.163
403	04	05	00	Servicio de comunicaciones	9.000.000	0	0	0	0	9.000.000
403	04	06	00	Servicio de aseo urbano y domiciliario	2.500.000	0	0	0	0	2.500.000
403	04	07	00	Servicio de condominio	2.900.000	0	0	0	0	2.900.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	9.350.000	0	0	0	0	9.350.000
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	4.000.000	0	0	0	0	4.000.000
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	3.000.000	0	0	0	0	3.000.000
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	2.350.000	0	0	0	0	2.350.000
403	06	00	00	Servicios de transporte y almacenaje	1.253.036	0	0	0	0	1.253.036
403	06	01	00	Fletes y embalajes	1.000.000	0	0	0	0	1.000.000
403	06	03	00	Estacionamiento	25.000	0	0	0	0	25.000
403	06	04	00	Peaje	20.000	0	0	0	0	20.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	208.036	0	0	0	0	208.036
403	07	00	00	Servicios de información, impresión y relaciones públicas	86.007.800	0	0	0	0	86.007.800
403	07	01	00	Publicidad y propaganda	17.909.888	0	0	0	0	17.909.888
403	07	02	00	Imprenta y reproducción	46.199.112	0	0	0	0	46.199.112
403	07	03	00	Relaciones sociales	20.648.800	0	0	0	0	20.648.800
403	07	04	00	Avisos	1.250.000	0	0	0	0	1.250.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	62.996.424	0	0	0	0	62.996.424
403	08	01	00	Primas y gastos de seguros	28.454.424	0	0	0	0	28.454.424
403	08	02	00	Comisiones y gastos bancarios	150.000	0	0	0	0	150.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	34.392.000	0	0	0	0	34.392.000
403	09	00	00	Viáticos y pasajes	41.531.922	0	0	0	0	41.531.922
403	09	01	00	Viáticos y pasajes dentro del país	29.640.722	0	0	0	0	29.640.722
403	09	02	00	Viáticos y pasajes fuera del país	11.891.200	0	0	0	0	11.891.200
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	44.728.187	0	0	0	0	44.728.187

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	01	00	Servicios jurídicos	100.000	0	0	0	0	100.000
403	10	02	00	Servicios de contabilidad y auditoría	250.000	0	0	0	0	250.000
403	10	03	00	Servicios de procesamiento de datos	3.250.000	0	0	0	0	3.250.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	250.000	0	0	0	0	250.000
403	10	07	00	Servicios de capacitación y adiestramiento	20.062.000	0	0	0	0	20.062.000
403	10	09	00	Servicios de lavandería y tintorería	60.000	0	0	0	0	60.000
403	10	10	00	Servicios de vigilancia	6.000.000	0	0	0	0	6.000.000
403	10	99	00	Otros servicios profesionales y técnicos	14.756.187	0	0	0	0	14.756.187
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	25.850.000	0	0	0	0	25.850.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.000.000	0	0	0	0	1.000.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	12.000.000	0	0	0	0	12.000.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	250.000	0	0	0	0	250.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	400.000	0	0	0	0	400.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	12.000.000	0	0	0	0	12.000.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	200.000	0	0	0	0	200.000
403	12	00	00	Conservación y reparaciones menores de obras	45.000.000	0	0	0	0	45.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	45.000.000	0	0	0	0	45.000.000
403	15	00	00	Servicios fiscales	100.000	0	0	0	0	100.000
403	15	01	00	Derechos de importación y servicios aduaneros	50.000	0	0	0	0	50.000
403	15	02	00	Tasas y otros derechos obligatorios	50.000	0	0	0	0	50.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	25.062.000	0	0	0	0	25.062.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	25.062.000	0	0	0	0	25.062.000
403	18	00	00	Impuestos indirectos	75.472.573	0	0	0	0	75.472.573
403	18	01	00	Impuesto al valor agregado	75.012.573	0	0	0	0	75.012.573
403	18	99	00	Otros impuestos indirectos	460.000	0	0	0	0	460.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	831.898	0	0	0	0	831.898
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	831.898	0	0	0	0	831.898
403	99	00	00	Otros servicios no personales	3.330.000	0	0	0	0	3.330.000
403	99	01	00	Otros servicios no personales	3.330.000	0	0	0	0	3.330.000
404	**00**	**00**	**00**	**Activos reales**	**120.641.208**	**0**	**0**	**0**	**0**	**120.641.208**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	37.660.000	0	0	0	0	37.660.000
404	01	01	00	Repuestos mayores	26.260.000	0	0	0	0	26.260.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	1.000.000	0	0	0	0	1.000.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	7.340.000	0	0	0	0	7.340.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	17.570.000	0	0	0	0	17.570.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	350.000	0	0	0	0	350.000
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	11.400.000	0	0	0	0	11.400.000
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	10.000.000	0	0	0	0	10.000.000
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	600.000	0	0	0	0	600.000
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	800.000	0	0	0	0	800.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.950.000	0	0	0	0	2.950.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	200.000	0	0	0	0	200.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	550.000	0	0	0	0	550.000
404	03	05	00	Maquinaria y equipos industriales y de taller	100.000	0	0	0	0	100.000
404	03	06	00	Maquinaria y equipos de energía	2.000.000	0	0	0	0	2.000.000
404	03	07	00	Maquinaria y equipos de riego y acueductos	100.000	0	0	0	0	100.000
404	04	00	00	Equipos de transporte, tracción y elevación	16.604.215	0	0	0	0	16.604.215
404	04	01	00	Vehículos automotores terrestres	16.000.000	0	0	0	0	16.000.000
404	04	05	00	Vehículos de tracción no motorizados	604.215	0	0	0	0	604.215
404	05	00	00	Equipos de comunicaciones y de señalamiento	15.650.000	0	0	0	0	15.650.000
404	05	01	00	Equipos de telecomunicaciones	15.650.000	0	0	0	0	15.650.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	200.000	0	0	0	0	200.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	100.000	0	0	0	0	100.000
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	100.000	0	0	0	0	100.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.380.000	0	0	0	0	2.380.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	530.000	0	0	0	0	530.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	50.000	0	0	0	0	50.000
404	07	06	00	Instrumentos musicales y equipos de audio	1.800.000	0	0	0	0	1.800.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	1.500.000	0	0	0	0	1.500.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	1.500.000	0	0	0	0	1.500.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	43.196.993	0	0	0	0	43.196.993
404	09	01	00	Mobiliario y equipos de oficina	5.500.000	0	0	0	0	5.500.000
404	09	02	00	Equipos de computación	35.513.393	0	0	0	0	35.513.393
404	09	03	00	Mobiliario y equipos de alojamiento	1.180.000	0	0	0	0	1.180.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.003.600	0	0	0	0	1.003.600
404	99	00	00	Otros activos reales	500.000	0	0	0	0	500.000
404	99	01	00	Otros activos reales	500.000	0	0	0	0	500.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**107.914.167.664**	**0**	**0**	**0**	**0**	**107.914.167.664**
407	01	00	00	Transferencias y donaciones corrientes internas	107.898.170.093	0	0	0	0	107.898.170.093
407	01	01	00	Transferencias corrientes internas al sector privado	322.122.103	0	0	0	0	322.122.103
407	01	01	01	Pensiones del personal empleado, obrero y militar	1.301.166	0	0	0	0	1.301.166
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	7.699.942	0	0	0	0	7.699.942
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	3.903.498	0	0	0	0	3.903.498
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	195.175	0	0	0	0	195.175
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.649.997	0	0	0	0	1.649.997
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	8.490.579	0	0	0	0	8.490.579
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	23.099.825	0	0	0	0	23.099.825
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.154.992	0	0	0	0	1.154.992
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	8.850.000	0	0	0	0	8.850.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	50.226.620	0	0	0	0	50.226.620
407	01	01	70	Subsidios educacionales al sector privado	215.550.309	0	0	0	0	215.550.309
407	01	02	00	Donaciones corrientes internas al sector privado	6.936.588	0	0	0	0	6.936.588
407	01	02	01	Donaciones corrientes a personas	6.936.588	0	0	0	0	6.936.588
407	01	03	00	Transferencias corrientes internas al sector público	107.569.111.402	0	0	0	0	107.569.111.402
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	107.236.324.859	0	0	0	0	107.236.324.859
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	332.786.543	0	0	0	0	332.786.543
407	02	00	00	Transferencias y donaciones corrientes al exterior	15.997.571	0	0	0	0	15.997.571
407	02	01	00	Transferencias corrientes al exterior	15.997.571	0	0	0	0	15.997.571
407	02	01	04	Transferencias corrientes a organismos internacionales	15.997.571	0	0	0	0	15.997.571
411	**00**	**00**	**00**	**Disminución de pasivos**	**4.000.000**	**0**	**0**	**0**	**0**	**4.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
411	11	00	00	Obligaciones de ejercicios anteriores	4.000.000	0	0	0	0	4.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	4.000.000	0	0	0	0	4.000.000
				Totales	**110.519.756.874**	**0**	**0**	**0**	**0**	**110.519.756.874**

74

Ministerio del Poder Popular para la Juventud y el Deporte

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	00	00	00	**Gastos de personal**	**1.420.427.405**	0	0	0	0	**1.420.427.405**
401	01	00	00	Sueldos, salarios y otras retribuciones	161.412.278	0	0	0	0	161.412.278
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	40.669.466	0	0	0	0	40.669.466
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	13.909.001	0	0	0	0	13.909.001
401	01	18	00	Remuneraciones al personal contratado	99.072.533	0	0	0	0	99.072.533
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	99.072.533	0	0	0	0	99.072.533
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	89.060	0	0	0	0	89.060
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	6.234.212	0	0	0	0	6.234.212
401	01	99	00	Otras retribuciones	1.438.006	0	0	0	0	1.438.006
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.501.343	0	0	0	0	4.501.343
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.501.343	0	0	0	0	4.501.343
401	03	00	00	Primas	155.113.853	0	0	0	0	155.113.853
401	03	02	00	Primas de transporte a empleados	9.624.000	0	0	0	0	9.624.000
401	03	03	00	Primas por hogar a empleados	14.436.000	0	0	0	0	14.436.000
401	03	08	00	Primas de profesionalización a empleados	4.791.325	0	0	0	0	4.791.325
401	03	09	00	Primas por antigüedad a empleados	7.524.470	0	0	0	0	7.524.470
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	9.355.905	0	0	0	0	9.355.905
401	03	17	00	Primas de transporte a obreros	3.600.000	0	0	0	0	3.600.000
401	03	18	00	Primas por hogar a obreros	5.400.000	0	0	0	0	5.400.000
401	03	21	00	Primas por antigüedad a obreros	3.600.300	0	0	0	0	3.600.300
401	03	22	00	Primas de profesionalización a obreros	23.018	0	0	0	0	23.018
401	03	37	00	Primas de transporte al personal contratado	25.200.000	0	0	0	0	25.200.000
401	03	38	00	Primas por hogar al personal contratado	37.800.000	0	0	0	0	37.800.000
401	03	40	00	Primas de profesionalización al personal contratado	6.895.620	0	0	0	0	6.895.620
401	03	41	00	Primas por antigüedad al personal contratado	21.508.029	0	0	0	0	21.508.029
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	96.737	0	0	0	0	96.737
401	03	47	00	Primas al personal de alto nivel y de dirección	5.258.449	0	0	0	0	5.258.449
401	04	00	00	Complementos de sueldos y salarios	301.792.376	0	0	0	0	301.792.376
401	04	08	00	Bono compensatorio de alimentación a empleados	48.120.000	0	0	0	0	48.120.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	693.426	0	0	0	0	693.426
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.577.701	0	0	0	0	1.577.701

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	18.240.000	0	0	0	0	18.240.000
401	04	20	00	Complemento a obreros por días feriados	1.901.627	0	0	0	0	1.901.627
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	4.365.016	0	0	0	0	4.365.016
401	04	26	00	Bono compensatorio de alimentación al personal contratado	126.000.000	0	0	0	0	126.000.000
401	04	28	00	Complemento al personal contratado por días feriados	1.978.606	0	0	0	0	1.978.606
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	120.000	0	0	0	0	120.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	8.400.000	0	0	0	0	8.400.000
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	54.000	0	0	0	0	54.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	3.780.000	0	0	0	0	3.780.000
401	04	96	00	Otros complementos a empleados	21.654.000	0	0	0	0	21.654.000
401	04	97	00	Otros complementos a obreros	8.208.000	0	0	0	0	8.208.000
401	04	98	00	Otros complementos al personal contratado	56.700.000	0	0	0	0	56.700.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	159.134.361	0	0	0	0	159.134.361
401	05	01	00	Aguinaldos a empleados	20.746.152	0	0	0	0	20.746.152
401	05	03	00	Bono vacacional a empleados	13.830.769	0	0	0	0	13.830.769
401	05	04	00	Aguinaldos a obreros	9.465.383	0	0	0	0	9.465.383
401	05	06	00	Bono vacacional a obreros	4.791.380	0	0	0	0	4.791.380
401	05	07	00	Aguinaldos al personal contratado	69.730.553	0	0	0	0	69.730.553
401	05	08	00	Bono vacacional al personal contratado	31.746.030	0	0	0	0	31.746.030
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	89.805	0	0	0	0	89.805
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	59.870	0	0	0	0	59.870
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	5.204.651	0	0	0	0	5.204.651
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	3.469.768	0	0	0	0	3.469.768
401	06	00	00	Aportes patronales y legales	57.630.248	0	0	0	0	57.630.248
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	8.154.660	0	0	0	0	8.154.660
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.489.538	0	0	0	0	2.489.538
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.630.932	0	0	0	0	1.630.932
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.351.231	0	0	0	0	2.351.231
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.687.324	0	0	0	0	2.687.324
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	862.448	0	0	0	0	862.448

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	537.465	0	0	0	0	537.465
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	882.501	0	0	0	0	882.501
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	19.047.618	0	0	0	0	19.047.618
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	5.839.055	0	0	0	0	5.839.055
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	3.809.523	0	0	0	0	3.809.523
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	35.922	0	0	0	0	35.922
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	10.777	0	0	0	0	10.777
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	10.178	0	0	0	0	10.178
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	7.184	0	0	0	0	7.184
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.081.860	0	0	0	0	2.081.860
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	624.558	0	0	0	0	624.558
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	436.817	0	0	0	0	436.817
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	416.372	0	0	0	0	416.372
401	06	95	00	Otros aportes legales por personal contratado	5.714.285	0	0	0	0	5.714.285
401	07	00	00	Asistencia socio-económica	482.890.335	0	0	0	0	482.890.335
401	07	01	00	Capacitación y adiestramiento a empleados	3.141.000	0	0	0	0	3.141.000
401	07	02	00	Becas a empleados	11.997.000	0	0	0	0	11.997.000
401	07	03	00	Ayudas por matrimonio a empleados	108.750	0	0	0	0	108.750
401	07	04	00	Ayudas por nacimiento de hijos a empleados	131.250	0	0	0	0	131.250
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	9.785.593	0	0	0	0	9.785.593
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	69.933.517	0	0	0	0	69.933.517
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.000.000	0	0	0	0	3.000.000
401	07	10	00	Dotación de uniformes a empleados	7.518.750	0	0	0	0	7.518.750
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.597.701	0	0	0	0	3.597.701
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	4.142.250	0	0	0	0	4.142.250
401	07	17	00	Capacitación y adiestramiento a obreros	2.116.800	0	0	0	0	2.116.800
401	07	18	00	Becas a obreros	7.387.200	0	0	0	0	7.387.200
401	07	19	00	Ayudas por matrimonio de obreros	30.000	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	20	00	Ayudas por nacimiento de hijos de obreros	54.000	0	0	0	0	54.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	3.183.878	0	0	0	0	3.183.878
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	20.199.640	0	0	0	0	20.199.640
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.710.000	0	0	0	0	1.710.000
401	07	26	00	Dotación de uniformes a obreros	2.850.000	0	0	0	0	2.850.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	207.604	0	0	0	0	207.604
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	2.394.000	0	0	0	0	2.394.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	38.786	0	0	0	0	38.786
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	270.879	0	0	0	0	270.879
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	522.000	0	0	0	0	522.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	107.250	0	0	0	0	107.250
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	144.750	0	0	0	0	144.750
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	2.498.233	0	0	0	0	2.498.233
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	12.464.143	0	0	0	0	12.464.143
401	07	74	00	Capacitación y adiestramiento al personal contratado	6.501.600	0	0	0	0	6.501.600
401	07	75	00	Becas al personal contratado	19.375.200	0	0	0	0	19.375.200
401	07	76	00	Ayudas por matrimonio al personal contratado	247.500	0	0	0	0	247.500
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	630.000	0	0	0	0	630.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	22.857.141	0	0	0	0	22.857.141
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	130.605.603	0	0	0	0	130.605.603
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	15.750.000	0	0	0	0	15.750.000
401	07	83	00	Dotación de uniformes al personal contratado	19.687.500	0	0	0	0	19.687.500
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	11.719.243	0	0	0	0	11.719.243
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	16.537.500	0	0	0	0	16.537.500
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	129.350	0	0	0	0	129.350
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	7.718.224	0	0	0	0	7.718.224
401	07	96	00	Otras subvenciones a empleados	13.384.750	0	0	0	0	13.384.750
401	07	97	00	Otras subvenciones a obreros	6.067.000	0	0	0	0	6.067.000
401	07	99	00	Otras subvenciones al personal contratado	42.144.750	0	0	0	0	42.144.750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	08	00	00	Prestaciones sociales e indemnizaciones	97.952.611	0	0	0	0	97.952.611
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	32.483.623	0	0	0	0	32.483.623
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	8.402.106	0	0	0	0	8.402.106
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	50.280.754	0	0	0	0	50.280.754
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	83.818	0	0	0	0	83.818
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	6.702.310	0	0	0	0	6.702.310
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**125.977.792**	**0**	**0**	**0**	**0**	**125.977.792**
402	01	00	00	Productos alimenticios y agropecuarios	7.709.873	0	0	0	0	7.709.873
402	01	01	00	Alimentos y bebidas para personas	7.709.873	0	0	0	0	7.709.873
402	03	00	00	Textiles y vestuarios	16.462.180	0	0	0	0	16.462.180
402	03	01	00	Textiles	4.576.000	0	0	0	0	4.576.000
402	03	02	00	Prendas de vestir	7.515.180	0	0	0	0	7.515.180
402	03	03	00	Calzados	1.801.000	0	0	0	0	1.801.000
402	03	99	00	Otros productos textiles y vestuarios	2.570.000	0	0	0	0	2.570.000
402	05	00	00	Productos de papel, cartón e impresos	17.348.947	0	0	0	0	17.348.947
402	05	01	00	Pulpa de madera, papel y cartón	7.413.466	0	0	0	0	7.413.466
402	05	03	00	Productos de papel y cartón para oficina	9.932.366	0	0	0	0	9.932.366
402	05	04	00	Libros, revistas y periódicos	3.115	0	0	0	0	3.115
402	06	00	00	Productos químicos y derivados	17.912.734	0	0	0	0	17.912.734
402	06	03	00	Tintas, pinturas y colorantes	15.247.214	0	0	0	0	15.247.214
402	06	05	00	Productos de tocador	873.000	0	0	0	0	873.000
402	06	08	00	Productos plásticos	1.792.520	0	0	0	0	1.792.520
402	08	00	00	Productos metálicos	7.743.066	0	0	0	0	7.743.066
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	7.743.066	0	0	0	0	7.743.066
402	10	00	00	Productos varios y útiles diversos	55.250.992	0	0	0	0	55.250.992
402	10	01	00	Artículos de deporte, recreación y juguetes	14.598.460	0	0	0	0	14.598.460
402	10	02	00	Materiales y útiles de limpieza y aseo	8.486.516	0	0	0	0	8.486.516
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.773.881	0	0	0	0	6.773.881
402	10	06	00	Condecoraciones, ofrendas y similares	1.000	0	0	0	0	1.000
402	10	08	00	Materiales para equipos de computación	16.030.757	0	0	0	0	16.030.757
402	10	11	00	Materiales eléctricos	6.355.200	0	0	0	0	6.355.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	10	99	00	Otros productos y útiles diversos	3.005.178	0	0	0	0	3.005.178
402	99	00	00	Otros materiales y suministros	3.550.000	0	0	0	0	3.550.000
402	99	01	00	Otros materiales y suministros	3.550.000	0	0	0	0	3.550.000
403	**00**	**00**	**00**	**Servicios no personales**	**324.798.762**	**0**	**0**	**0**	**0**	**324.798.762**
403	01	00	00	Alquileres de inmuebles	2.070.670	0	0	0	0	2.070.670
403	01	01	00	Alquileres de edificios y locales	2.070.670	0	0	0	0	2.070.670
403	02	00	00	Alquileres de maquinaria y equipos	8.582.684	0	0	0	0	8.582.684
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	8.582.684	0	0	0	0	8.582.684
403	04	00	00	Servicios básicos	21.121.304	0	0	0	0	21.121.304
403	04	01	00	Electricidad	2.000.000	0	0	0	0	2.000.000
403	04	04	00	Teléfonos	13.000.000	0	0	0	0	13.000.000
403	04	04	01	Servicios de telefonía prestados por organismos públicos	10.000.000	0	0	0	0	10.000.000
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	3.000.000	0	0	0	0	3.000.000
403	04	05	00	Servicio de comunicaciones	2.406.304	0	0	0	0	2.406.304
403	04	07	00	Servicio de condominio	3.715.000	0	0	0	0	3.715.000
403	06	00	00	Servicios de transporte y almacenaje	1.136.084	0	0	0	0	1.136.084
403	06	01	00	Fletes y embalajes	106.920	0	0	0	0	106.920
403	06	03	00	Estacionamiento	7.164	0	0	0	0	7.164
403	06	04	00	Peaje	22.000	0	0	0	0	22.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.000.000	0	0	0	0	1.000.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	29.913.411	0	0	0	0	29.913.411
403	07	01	00	Publicidad y propaganda	4.719.100	0	0	0	0	4.719.100
403	07	02	00	Imprenta y reproducción	8.887.841	0	0	0	0	8.887.841
403	07	03	00	Relaciones sociales	15.626.470	0	0	0	0	15.626.470
403	07	04	00	Avisos	680.000	0	0	0	0	680.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.962.359	0	0	0	0	1.962.359
403	08	01	00	Primas y gastos de seguros	1.960.000	0	0	0	0	1.960.000
403	08	02	00	Comisiones y gastos bancarios	2.359	0	0	0	0	2.359
403	09	00	00	Viáticos y pasajes	75.059.909	0	0	0	0	75.059.909
403	09	01	00	Viáticos y pasajes dentro del país	66.638.909	0	0	0	0	66.638.909
403	09	02	00	Viáticos y pasajes fuera del país	8.421.000	0	0	0	0	8.421.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	51.189.937	0	0	0	0	51.189.937
403	10	07	00	Servicios de capacitación y adiestramiento	510.976	0	0	0	0	510.976
403	10	09	00	Servicios de lavandería y tintorería	150.000	0	0	0	0	150.000
403	10	11	00	Servicios para la elaboración y suministro de comida	40.913.373	0	0	0	0	40.913.373
403	10	99	00	Otros servicios profesionales y técnicos	9.615.588	0	0	0	0	9.615.588
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	13.646.000	0	0	0	0	13.646.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.200.000	0	0	0	0	10.200.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	700.000	0	0	0	0	700.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.746.000	0	0	0	0	2.746.000
403	12	00	00	Conservación y reparaciones menores de obras	19.200	0	0	0	0	19.200
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	19.200	0	0	0	0	19.200
403	16	00	00	Servicios de diversión, esparcimiento y culturales	43.543.053	0	0	0	0	43.543.053
403	16	01	00	Servicios de diversión, esparcimiento y culturales	43.543.053	0	0	0	0	43.543.053
403	18	00	00	Impuestos indirectos	53.266.666	0	0	0	0	53.266.666
403	18	01	00	Impuesto al valor agregado	53.266.666	0	0	0	0	53.266.666
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.539.485	0	0	0	0	1.539.485
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.539.485	0	0	0	0	1.539.485
403	99	00	00	Otros servicios no personales	21.748.000	0	0	0	0	21.748.000
403	99	01	00	Otros servicios no personales	21.748.000	0	0	0	0	21.748.000
404	**00**	**00**	**00**	**Activos reales**	**29.330.486**	**0**	**0**	**0**	**0**	**29.330.486**
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.177.724	0	0	0	0	1.177.724
404	05	01	00	Equipos de telecomunicaciones	1.177.724	0	0	0	0	1.177.724
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	882.571	0	0	0	0	882.571
404	07	02	00	Equipos de enseñanza, deporte y recreación	311.791	0	0	0	0	311.791
404	07	06	00	Instrumentos musicales y equipos de audio	570.780	0	0	0	0	570.780
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	26.363.891	0	0	0	0	26.363.891
404	09	01	00	Mobiliario y equipos de oficina	6.446.296	0	0	0	0	6.446.296
404	09	02	00	Equipos de computación	14.917.595	0	0	0	0	14.917.595
404	09	03	00	Mobiliario y equipos de alojamiento	5.000.000	0	0	0	0	5.000.000
404	12	00	00	Activos intangibles	906.300	0	0	0	0	906.300
404	12	04	00	Paquetes y programas de computación	906.300	0	0	0	0	906.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.806.667.086**	**0**	**0**	**0**	**0**	**3.806.667.086**
407	01	00	00	Transferencias y donaciones corrientes internas	3.806.487.086	0	0	0	0	3.806.487.086
407	01	01	00	Transferencias corrientes internas al sector privado	15.171.410	0	0	0	0	15.171.410
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	89.060	0	0	0	0	89.060
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	20.748	0	0	0	0	20.748
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	10.687	0	0	0	0	10.687
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	59.219	0	0	0	0	59.219
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	18.000	0	0	0	0	18.000
407	01	01	77	Subsidios a entidades deportivas y recreativas de carácter privado	14.973.696	0	0	0	0	14.973.696
407	01	02	00	Donaciones corrientes internas al sector privado	22.531.899	0	0	0	0	22.531.899
407	01	02	01	Donaciones corrientes a personas	22.531.899	0	0	0	0	22.531.899
407	01	03	00	Transferencias corrientes internas al sector público	3.768.584.943	0	0	0	0	3.768.584.943
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.659.197.379	0	0	0	0	3.659.197.379
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	109.387.564	0	0	0	0	109.387.564
407	01	06	00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección	198.834	0	0	0	0	198.834
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	89.060	0	0	0	0	89.060
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	16.264	0	0	0	0	16.264
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	75.510	0	0	0	0	75.510
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	18.000	0	0	0	0	18.000
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	180.000	0	0	0	0	180.000
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	180.000	0	0	0	0	180.000
407	12	01	01	Transferencias Corrientes a Consejos Comunales, Comunas y demás organizaciones de base del poder popular	180.000	0	0	0	0	180.000
				Totales	**5.707.201.531**	**0**	**0**	**0**	**0**	**5.707.201.531**

75

Ministerio del Poder Popular para Ecosocialismo y Aguas

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.192.598.929**	**0**	**0**	**0**	**0**	**2.192.598.929**
401	01	00	00	Sueldos, salarios y otras retribuciones	314.607.489	0	0	0	0	314.607.489
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	187.263.400	0	0	0	0	187.263.400
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	84.916.300	0	0	0	0	84.916.300
401	01	13	00	Suplencias a obreros	500.000	0	0	0	0	500.000
401	01	18	00	Remuneraciones al personal contratado	40.484.500	0	0	0	0	40.484.500
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	35.324.500	0	0	0	0	35.324.500
401	01	18	02	Remuneraciones por honorarios profesionales	5.160.000	0	0	0	0	5.160.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	833.889	0	0	0	0	833.889
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	155.900	0	0	0	0	155.900
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	453.500	0	0	0	0	453.500
401	03	00	00	Primas	94.711.558	0	0	0	0	94.711.558
401	03	08	00	Primas de profesionalización a empleados	27.219.635	0	0	0	0	27.219.635
401	03	09	00	Primas por antigüedad a empleados	37.452.680	0	0	0	0	37.452.680
401	03	21	00	Primas por antigüedad a obreros	16.983.260	0	0	0	0	16.983.260
401	03	22	00	Primas de profesionalización a obreros	4.666.350	0	0	0	0	4.666.350
401	03	40	00	Primas de profesionalización al personal contratado	2.325.515	0	0	0	0	2.325.515
401	03	41	00	Primas por antigüedad al personal contratado	5.290.340	0	0	0	0	5.290.340
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	128.883	0	0	0	0	128.883
401	03	95	00	Otras primas al personal de alto nivel y de dirección	374.895	0	0	0	0	374.895
401	03	97	00	Otras primas a empleados	270.000	0	0	0	0	270.000
401	04	00	00	Complementos de sueldos y salarios	491.304.550	0	0	0	0	491.304.550
401	04	06	00	Complemento a empleados por comisión de servicios	1.612.950	0	0	0	0	1.612.950
401	04	08	00	Bono compensatorio de alimentación a empleados	186.454.800	0	0	0	0	186.454.800
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	300.000	0	0	0	0	300.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	700.000	0	0	0	0	700.000
401	04	18	00	Bono compensatorio de alimentación a obreros	108.956.400	0	0	0	0	108.956.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	25.578.000	0	0	0	0	25.578.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	58.800	0	0	0	0	58.800
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	176.400	0	0	0	0	176.400
401	04	96	00	Otros complementos a empleados	107.094.600	0	0	0	0	107.094.600

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	97	00	Otros complementos a obreros	60.372.600	0	0	0	0	60.372.600
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	63.285.370	0	0	0	0	63.285.370
401	05	01	00	Aguinaldos a empleados	1.494.000	0	0	0	0	1.494.000
401	05	03	00	Bono vacacional a empleados	38.997.000	0	0	0	0	38.997.000
401	05	04	00	Aguinaldos a obreros	616.000	0	0	0	0	616.000
401	05	06	00	Bono vacacional a obreros	17.619.070	0	0	0	0	17.619.070
401	05	07	00	Aguinaldos al personal contratado	88.000	0	0	0	0	88.000
401	05	08	00	Bono vacacional al personal contratado	4.193.000	0	0	0	0	4.193.000
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	71.200	0	0	0	0	71.200
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	207.100	0	0	0	0	207.100
401	06	00	00	Aportes patronales y legales	96.857.966	0	0	0	0	96.857.966
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	35.903.037	0	0	0	0	35.903.037
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	10.770.914	0	0	0	0	10.770.914
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.180.612	0	0	0	0	7.180.612
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	7.180.612	0	0	0	0	7.180.612
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	16.693.852	0	0	0	0	16.693.852
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	5.008.159	0	0	0	0	5.008.159
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	3.338.774	0	0	0	0	3.338.774
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.338.774	0	0	0	0	3.338.774
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.294.400	0	0	0	0	4.294.400
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	859.200	0	0	0	0	859.200
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	859.200	0	0	0	0	859.200
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	21.359	0	0	0	0	21.359
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	6.408	0	0	0	0	6.408
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	4.272	0	0	0	0	4.272
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	4.272	0	0	0	0	4.272
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	62.130	0	0	0	0	62.130
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	18.639	0	0	0	0	18.639
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	12.426	0	0	0	0	12.426

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	12.426	0	0	0	0	12.426
401	06	95	00	Otros aportes legales por personal contratado	1.288.500	0	0	0	0	1.288.500
401	07	00	00	Asistencia socio-económica	991.262.934	0	0	0	0	991.262.934
401	07	01	00	Capacitación y adiestramiento a empleados	850.000	0	0	0	0	850.000
401	07	02	00	Becas a empleados	14.094.000	0	0	0	0	14.094.000
401	07	03	00	Ayudas por matrimonio a empleados	94.500	0	0	0	0	94.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	189.000	0	0	0	0	189.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	53.854.551	0	0	0	0	53.854.551
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	229.263.300	0	0	0	0	229.263.300
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	9.905.000	0	0	0	0	9.905.000
401	07	10	00	Dotación de uniformes a empleados	142.875.000	0	0	0	0	142.875.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.562.402	0	0	0	0	3.562.402
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	10.451.700	0	0	0	0	10.451.700
401	07	17	00	Capacitación y adiestramiento a obreros	600.000	0	0	0	0	600.000
401	07	18	00	Becas a obreros	9.136.800	0	0	0	0	9.136.800
401	07	19	00	Ayudas por matrimonio de obreros	94.500	0	0	0	0	94.500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	189.000	0	0	0	0	189.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	25.040.779	0	0	0	0	25.040.779
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	133.971.900	0	0	0	0	133.971.900
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	7.755.000	0	0	0	0	7.755.000
401	07	26	00	Dotación de uniformes a obreros	83.385.000	0	0	0	0	83.385.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	2.671.802	0	0	0	0	2.671.802
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	10.297.350	0	0	0	0	10.297.350
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	58.800	0	0	0	0	58.800
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	72.300	0	0	0	0	72.300
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	55.550	0	0	0	0	55.550
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	176.400	0	0	0	0	176.400
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	216.900	0	0	0	0	216.900
401	07	74	00	Capacitación y adiestramiento al personal contratado	200.000	0	0	0	0	200.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	75	00	Becas al personal contratado	5.743.800	0	0	0	0	5.743.800
401	07	76	00	Ayudas por matrimonio al personal contratado	94.500	0	0	0	0	94.500
401	07	77	00	Ayudas por nacimiento de hijos al personal contratado	189.000	0	0	0	0	189.000
401	07	78	00	Ayudas por defunción al personal contratado	3.220.700	0	0	0	0	3.220.700
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	31.450.500	0	0	0	0	31.450.500
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	1.000.000	0	0	0	0	1.000.000
401	07	83	00	Dotación de uniformes al personal contratado	19.575.000	0	0	0	0	19.575.000
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	890.700	0	0	0	0	890.700
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	2.572.500	0	0	0	0	2.572.500
401	07	96	00	Otras subvenciones a empleados	126.279.800	0	0	0	0	126.279.800
401	07	97	00	Otras subvenciones a obreros	60.255.900	0	0	0	0	60.255.900
401	07	99	00	Otras subvenciones al personal contratado	929.000	0	0	0	0	929.000
401	08	00	00	Prestaciones sociales e indemnizaciones	140.569.062	0	0	0	0	140.569.062
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	87.264.492	0	0	0	0	87.264.492
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	40.575.432	0	0	0	0	40.575.432
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	12.526.200	0	0	0	0	12.526.200
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	51.918	0	0	0	0	51.918
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	151.020	0	0	0	0	151.020
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**404.306.408**	**0**	**0**	**0**	**0**	**404.306.408**
402	01	00	00	Productos alimenticios y agropecuarios	25.532.566	0	0	0	0	25.532.566
402	01	01	00	Alimentos y bebidas para personas	23.050.651	0	0	0	0	23.050.651
402	01	02	00	Alimentos para animales	1.420.920	0	0	0	0	1.420.920
402	01	03	00	Productos agrícolas y pecuarios	1.060.995	0	0	0	0	1.060.995
402	02	00	00	Productos de minas, canteras y yacimientos	130.070	0	0	0	0	130.070
402	02	05	00	Piedra, arcilla, arena y tierra	130.070	0	0	0	0	130.070
402	03	00	00	Textiles y vestuarios	20.505.590	0	0	0	0	20.505.590
402	03	01	00	Textiles	1.198.626	0	0	0	0	1.198.626
402	03	02	00	Prendas de vestir	19.250.964	0	0	0	0	19.250.964
402	03	03	00	Calzados	56.000	0	0	0	0	56.000
402	04	00	00	Productos de cuero y caucho	82.108.790	0	0	0	0	82.108.790

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	04	03	00	Cauchos y tripas para vehículos	82.075.504	0	0	0	0	82.075.504
402	04	99	00	Otros productos de cuero y caucho	33.286	0	0	0	0	33.286
402	05	00	00	Productos de papel, cartón e impresos	41.830.496	0	0	0	0	41.830.496
402	05	01	00	Pulpa de madera, papel y cartón	10.499.056	0	0	0	0	10.499.056
402	05	02	00	Envases y cajas de papel y cartón	1.128.362	0	0	0	0	1.128.362
402	05	03	00	Productos de papel y cartón para oficina	21.455.445	0	0	0	0	21.455.445
402	05	04	00	Libros, revistas y periódicos	707.730	0	0	0	0	707.730
402	05	05	00	Material de enseñanza	135.000	0	0	0	0	135.000
402	05	06	00	Productos de papel y cartón para computación	1.438.870	0	0	0	0	1.438.870
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.354.680	0	0	0	0	6.354.680
402	05	99	00	Otros productos de pulpa, papel y cartón	111.353	0	0	0	0	111.353
402	06	00	00	Productos químicos y derivados	71.804.044	0	0	0	0	71.804.044
402	06	01	00	Sustancias químicas y de uso industrial	662.212	0	0	0	0	662.212
402	06	02	00	Abonos, plaguicidas y otros	561.440	0	0	0	0	561.440
402	06	03	00	Tintas, pinturas y colorantes	52.688.036	0	0	0	0	52.688.036
402	06	04	00	Productos farmacéuticos y medicamentos	1.295.944	0	0	0	0	1.295.944
402	06	05	00	Productos de tocador	959.590	0	0	0	0	959.590
402	06	06	00	Combustibles y lubricantes	5.065.295	0	0	0	0	5.065.295
402	06	07	00	Productos diversos derivados del petróleo y del carbón	20.000	0	0	0	0	20.000
402	06	08	00	Productos plásticos	10.437.627	0	0	0	0	10.437.627
402	06	99	00	Otros productos de la industria química y conexos	113.900	0	0	0	0	113.900
402	07	00	00	Productos minerales no metálicos	705.891	0	0	0	0	705.891
402	07	01	00	Productos de barro, loza y porcelana	19.758	0	0	0	0	19.758
402	07	02	00	Vidrios y productos de vidrio	513.781	0	0	0	0	513.781
402	07	03	00	Productos de arcilla para construcción	5.000	0	0	0	0	5.000
402	07	04	00	Cemento, cal y yeso	167.352	0	0	0	0	167.352
402	08	00	00	Productos metálicos	44.479.372	0	0	0	0	44.479.372
402	08	01	00	Productos primarios de hierro y acero	58.571	0	0	0	0	58.571
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.007.391	0	0	0	0	10.007.391
402	08	04	00	Productos metálicos estructurales	20.132	0	0	0	0	20.132
402	08	07	00	Material de señalamiento	320.200	0	0	0	0	320.200

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	12.334.863	0	0	0	0	12.334.863
402	08	10	00	Repuestos y accesorios para otros equipos	2.810.028	0	0	0	0	2.810.028
402	08	99	00	Otros productos metálicos	18.928.187	0	0	0	0	18.928.187
402	09	00	00	Productos de madera	383.780	0	0	0	0	383.780
402	09	01	00	Productos primarios de madera	281.400	0	0	0	0	281.400
402	09	02	00	Muebles y accesorios de madera para edificaciones	5.080	0	0	0	0	5.080
402	09	99	00	Otros productos de madera	97.300	0	0	0	0	97.300
402	10	00	00	Productos varios y útiles diversos	116.180.837	0	0	0	0	116.180.837
402	10	01	00	Artículos de deporte, recreación y juguetes	589.443	0	0	0	0	589.443
402	10	02	00	Materiales y útiles de limpieza y aseo	14.512.740	0	0	0	0	14.512.740
402	10	03	00	Utensilios de cocina y comedor	1.649.769	0	0	0	0	1.649.769
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.736.855	0	0	0	0	2.736.855
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.144.370	0	0	0	0	15.144.370
402	10	06	00	Condecoraciones, ofrendas y similares	941.576	0	0	0	0	941.576
402	10	07	00	Productos de seguridad en el trabajo	5.166.204	0	0	0	0	5.166.204
402	10	08	00	Materiales para equipos de computación	36.875.734	0	0	0	0	36.875.734
402	10	09	00	Especies timbradas y valores	300	0	0	0	0	300
402	10	10	00	Útiles religiosos	153.800	0	0	0	0	153.800
402	10	11	00	Materiales eléctricos	32.300.745	0	0	0	0	32.300.745
402	10	12	00	Materiales para instalaciones sanitarias	5.398.931	0	0	0	0	5.398.931
402	10	13	00	Materiales fotográficos	162.500	0	0	0	0	162.500
402	10	99	00	Otros próductos y útiles diversos	547.870	0	0	0	0	547.870
402	11	00	00	Bienes para la venta	2.559	0	0	0	0	2.559
402	11	99	00	Otros bienes para la venta	2.559	0	0	0	0	2.559
402	99	00	00	Otros materiales y suministros	642.413	0	0	0	0	642.413
402	99	01	00	Otros materiales y suministros	642.413	0	0	0	0	642.413
403	**00**	**00**	**00**	**Servicios no personales**	**658.195.381**	**0**	**0**	**0**	**0**	**658.195.381**
403	01	00	00	Alquileres de inmuebles	2.094.102	0	0	0	0	2.094.102
403	01	01	00	Alquileres de edificios y locales	2.094.102	0	0	0	0	2.094.102
403	02	00	00	Alquileres de maquinaria y equipos	1.808.720	0	0	0	0	1.808.720
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.720.000	0	0	0	0	1.720.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	88.720	0	0	0	0	88.720
403	03	00	00	Derechos sobre bienes intangibles	1.500.000	0	0	0	0	1.500.000
403	03	03	00	Paquetes y programas de computación	1.500.000	0	0	0	0	1.500.000
403	04	00	00	Servicios básicos	18.398.303	0	0	0	0	18.398.303
403	04	01	00	Electricidad	4.831.128	0	0	0	0	4.831.128
403	04	02	00	Gas	180	0	0	0	0	180
403	04	03	00	Agua	4.123.734	0	0	0	0	4.123.734
403	04	04	00	Teléfonos	4.355.193	0	0	0	0	4.355.193
403	04	04	01	Servicios de telefonía prestados por organismos públicos	4.139.393	0	0	0	0	4.139.393
403	04	04	02	Servicios de telefonía prestados por instituciones privadas	215.800	0	0	0	0	215.800
403	04	05	00	Servicio de comunicaciones	4.265.000	0	0	0	0	4.265.000
403	04	06	00	Servicio de aseo urbano y domiciliario	688.943	0	0	0	0	688.943
403	04	07	00	Servicio de condominio	134.125	0	0	0	0	134.125
403	06	00	00	Servicios de transporte y almacenaje	5.044.952	0	0	0	0	5.044.952
403	06	01	00	Fletes y embalajes	682.768	0	0	0	0	682.768
403	06	03	00	Estacionamiento	413.278	0	0	0	0	413.278
403	06	04	00	Peaje	15.486	0	0	0	0	15.486
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.933.420	0	0	0	0	3.933.420
403	07	00	00	Servicios de información, impresión y relaciones públicas	30.205.620	0	0	0	0	30.205.620
403	07	01	00	Publicidad y propaganda	1.544.400	0	0	0	0	1.544.400
403	07	02	00	Imprenta y reproducción	9.789.951	0	0	0	0	9.789.951
403	07	03	00	Relaciones sociales	17.334.483	0	0	0	0	17.334.483
403	07	04	00	Avisos	1.536.786	0	0	0	0	1.536.786
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	22.696.223	0	0	0	0	22.696.223
403	08	01	00	Primas y gastos de seguros	22.511.000	0	0	0	0	22.511.000
403	08	02	00	Comisiones y gastos bancarios	185.223	0	0	0	0	185.223
403	09	00	00	Viáticos y pasajes	52.672.133	0	0	0	0	52.672.133
403	09	01	00	Viáticos y pasajes dentro del país	48.581.931	0	0	0	0	48.581.931
403	09	02	00	Viáticos y pasajes fuera del país	4.084.702	0	0	0	0	4.084.702
403	09	03	00	Asignación por kilómetros recorridos	5.500	0	0	0	0	5.500
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	47.280.464	0	0	0	0	47.280.464

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	10	01	00	Servicios jurídicos	1.500.000	0	0	0	0	1.500.000
403	10	02	00	Servicios de contabilidad y auditoría	1.000.000	0	0	0	0	1.000.000
403	10	03	00	Servicios de procesamiento de datos	13.854.524	0	0	0	0	13.854.524
403	10	04	00	Servicios de ingeniería y arquitectónicos	750.000	0	0	0	0	750.000
403	10	07	00	Servicios de capacitación y adiestramiento	3.000.000	0	0	0	0	3.000.000
403	10	08	00	Servicios presupuestarios	605.800	0	0	0	0	605.800
403	10	09	00	Servicios de lavandería y tintorería	1.000	0	0	0	0	1.000
403	10	10	00	Servicios de vigilancia	1.621.868	0	0	0	0	1.621.868
403	10	99	00	Otros servicios profesionales y técnicos	24.947.272	0	0	0	0	24.947.272
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	137.268.980	0	0	0	0	137.268.980
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	2.368.775	0	0	0	0	2.368.775
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	44.439.769	0	0	0	0	44.439.769
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	736.940	0	0	0	0	736.940
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	150.000	0	0	0	0	150.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	2.546.200	0	0	0	0	2.546.200
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	84.012.021	0	0	0	0	84.012.021
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	3.015.275	0	0	0	0	3.015.275
403	12	00	00	Conservación y reparaciones menores de obras	13.660.157	0	0	0	0	13.660.157
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	13.660.157	0	0	0	0	13.660.157
403	15	00	00	Servicios fiscales	2.840.000	0	0	0	0	2.840.000
403	15	02	00	Tasas y otros derechos obligatorios	2.840.000	0	0	0	0	2.840.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	84.882.040	0	0	0	0	84.882.040
403	16	01	00	Servicios de diversión, esparcimiento y culturales	84.882.040	0	0	0	0	84.882.040
403	18	00	00	Impuestos indirectos	165.036.873	0	0	0	0	165.036.873
403	18	01	00	Impuesto al valor agregado	165.036.873	0	0	0	0	165.036.873
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	6.424.488	0	0	0	0	6.424.488
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	6.424.488	0	0	0	0	6.424.488
403	99	00	00	Otros servicios no personales	66.382.326	0	0	0	0	66.382.326
403	99	01	00	Otros servicios no personales	66.382.326	0	0	0	0	66.382.326
404	**00**	**00**	**00**	**Activos reales**	**228.522.559**	**0**	**0**	**0**	**0**	**228.522.559**

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	19.168.369	0	0	0	0	19.168.369
404	01	01	00	Repuestos mayores	7.085.675	0	0	0	0	7.085.675
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	194.100	0	0	0	0	194.100
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	4.922.471	0	0	0	0	4.922.471
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	1.237.032	0	0	0	0	1.237.032
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	611.536	0	0	0	0	611.536
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	120.536	0	0	0	0	120.536
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	12.082.694	0	0	0	0	12.082.694
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	11.778.050	0	0	0	0	11.778.050
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	160.000	0	0	0	0	160.000
404	01	02	99	Reparaciones, mejoras y adiciones mayores de otras maquinarias y equipos	144.644	0	0	0	0	144.644
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	40.000.000	0	0	0	0	40.000.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	40.000.000	0	0	0	0	40.000.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	9.482.815	0	0	0	0	9.482.815
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	669.088	0	0	0	0	669.088
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	487.060	0	0	0	0	487.060
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	353.260	0	0	0	0	353.260
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.541.427	0	0	0	0	3.541.427
404	03	05	00	Maquinaria y equipos industriales y de taller	3.137.820	0	0	0	0	3.137.820
404	03	06	00	Maquinaria y equipos de energía	398.160	0	0	0	0	398.160
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	896.000	0	0	0	0	896.000
404	04	00	00	Equipos de transporte, tracción y elevación	1.353.600	0	0	0	0	1.353.600
404	04	01	00	Vehículos automotores terrestres	603.600	0	0	0	0	603.600
404	04	03	00	Equipos marítimos de transporte	680.000	0	0	0	0	680.000
404	04	05	00	Vehículos de tracción no motorizados	70.000	0	0	0	0	70.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	27.268.975	0	0	0	0	27.268.975
404	05	01	00	Equipos de telecomunicaciones	26.548.975	0	0	0	0	26.548.975
404	05	02	00	Equipos de señalamiento	120.000	0	0	0	0	120.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	600.000	0	0	0	0	600.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	500.000	0	0	0	0	500.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	500.000	0	0	0	0	500.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	7.356.807	0	0	0	0	7.356.807
404	07	01	00	Equipos científicos y de laboratorio	3.248.780	0	0	0	0	3.248.780
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.828.527	0	0	0	0	2.828.527
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	634.000	0	0	0	0	634.000
404	07	06	00	Instrumentos musicales y equipos de audio	140.000	0	0	0	0	140.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	505.500	0	0	0	0	505.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	119.849.993	0	0	0	0	119.849.993
404	09	01	00	Mobiliario y equipos de oficina	22.763.061	0	0	0	0	22.763.061
404	09	02	00	Equipos de computación	64.203.823	0	0	0	0	64.203.823
404	09	03	00	Mobiliario y equipos de alojamiento	29.711.831	0	0	0	0	29.711.831
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.171.278	0	0	0	0	3.171.278
404	12	00	00	Activos intangibles	210.000	0	0	0	0	210.000
404	12	04	00	Paquetes y programas de computación	210.000	0	0	0	0	210.000
404	99	00	00	Otros activos reales	3.332.000	0	0	0	0	3.332.000
404	99	01	00	Otros activos reales	3.332.000	0	0	0	0	3.332.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.033.617.666**	**2.474.142.413**	**0**	**0**	**0**	**8.507.760.079**
407	01	00	00	Transferencias y donaciones corrientes internas	6.033.617.666	0	0	0	0	6.033.617.666
407	01	01	00	Transferencias corrientes internas al sector privado	1.015.386.045	0	0	0	0	1.015.386.045
407	01	01	01	Pensiones del personal empleado, obrero y militar	62.664.000	0	0	0	0	62.664.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	302.080.200	0	0	0	0	302.080.200
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	4.699.800	0	0	0	0	4.699.800
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	92.263.000	0	0	0	0	92.263.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	23.505.510	0	0	0	0	23.505.510
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	22.656.015	0	0	0	0	22.656.015
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	260.777.600	0	0	0	0	260.777.600
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	246.739.920	0	0	0	0	246.739.920
407	01	03	00	Transferencias corrientes internas al sector público	5.018.231.621	0	0	0	0	5.018.231.621
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.183.138.039	0	0	0	0	2.183.138.039
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	2.835.093.582	0	0	0	0	2.835.093.582

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares					
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	03	00	00	Transferencias y donaciones de capital internas	0	2.474.142.413	0	0	0	2.474.142.413
407	03	03	00	Transferencias de capital internas al sector público	0	2.474.142.413	0	0	0	2.474.142.413
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	1.420.111.431	0	0	0	1.420.111.431
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	1.054.030.982	0	0	0	1.054.030.982
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.000.000**	**0**	**0**	**0**	**0**	**2.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	2.000.000	0	0	0	0	2.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	2.000.000	0	0	0	0	2.000.000
				Totales	**9.519.240.943**	**2.474.142.413**	**0**	**0**	**0**	**11.993.383.356**

76
Ministerio del Poder Popular para Hábitat y Vivienda

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.990.545.791**	0	0	0	0	**1.990.545.791**
401	01	00	00	Sueldos, salarios y otras retribuciones	392.464.744	0	0	0	0	392.464.744
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	92.149.515	0	0	0	0	92.149.515
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	86.316.122	0	0	0	0	86.316.122
401	01	18	00	Remuneraciones al personal contratado	213.489.115	0	0	0	0	213.489.115
401	01	18	01	Remuneraciones al personal contratado a tiempo determinado	213.489.115	0	0	0	0	213.489.115
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	123.695	0	0	0	0	123.695
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	96.851	0	0	0	0	96.851
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	289.446	0	0	0	0	289.446
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.019.801	0	0	0	0	2.019.801
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	812.564	0	0	0	0	812.564
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.207.237	0	0	0	0	1.207.237
401	03	00	00	Primas	232.740.250	0	0	0	0	232.740.250
401	03	02	00	Primas de transporte a empleados	10.440.000	0	0	0	0	10.440.000
401	03	03	00	Primas por hogar a empleados	15.660.000	0	0	0	0	15.660.000
401	03	04	00	Primas por hijos a empleados	1.641.489	0	0	0	0	1.641.489
401	03	08	00	Primas de profesionalización a empleados	11.622.351	0	0	0	0	11.622.351
401	03	09	00	Primas por antigüedad a empleados	22.308.368	0	0	0	0	22.308.368
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.622.848	0	0	0	0	2.622.848
401	03	17	00	Primas de transporte a obreros	15.336.000	0	0	0	0	15.336.000
401	03	18	00	Primas por hogar a obreros	23.004.000	0	0	0	0	23.004.000
401	03	19	00	Primas por hijos de obreros	1.556.584	0	0	0	0	1.556.584
401	03	21	00	Primas por antigüedad a obreros	43.178.201	0	0	0	0	43.178.201
401	03	22	00	Primas de profesionalización a obreros	17.072.833	0	0	0	0	17.072.833
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	220.403	0	0	0	0	220.403
401	03	95	00	Otras primas al personal de alto nivel y de dirección	64.710.443	0	0	0	0	64.710.443
401	03	97	00	Otras primas a empleados	3.366.730	0	0	0	0	3.366.730
401	04	00	00	Complementos de sueldos y salarios	342.365.216	0	0	0	0	342.365.216
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	619.096	0	0	0	0	619.096
401	04	06	00	Complemento a empleados por comisión de servicios	464.322	0	0	0	0	464.322

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	04	08	00	Bono compensatorio de alimentación a empleados	9.624.125	0	0	0	0	9.624.125
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	722.279	0	0	0	0	722.279
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	722.279	0	0	0	0	722.279
401	04	18	00	Bono compensatorio de alimentación a obreros	48.233.850	0	0	0	0	48.233.850
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	541.709	0	0	0	0	541.709
401	04	26	00	Bono compensatorio de alimentación al personal contratado	106.261.663	0	0	0	0	106.261.663
401	04	27	00	Bono compensatorio de transporte al personal contratado	8.172.067	0	0	0	0	8.172.067
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	56.613	0	0	0	0	56.613
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	18.795.350	0	0	0	0	18.795.350
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	2.878.636	0	0	0	0	2.878.636
401	04	96	00	Otros complementos a empleados	358.099	0	0	0	0	358.099
401	04	97	00	Otros complementos a obreros	100.368	0	0	0	0	100.368
401	04	98	00	Otros complementos al personal contratado	144.814.760	0	0	0	0	144.814.760
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	386.119.996	0	0	0	0	386.119.996
401	05	01	00	Aguinaldos a empleados	53.448.057	0	0	0	0	53.448.057
401	05	03	00	Bono vacacional a empleados	30.541.747	0	0	0	0	30.541.747
401	05	04	00	Aguinaldos a obreros	61.914.431	0	0	0	0	61.914.431
401	05	06	00	Bono vacacional a obreros	35.379.675	0	0	0	0	35.379.675
401	05	07	00	Aguinaldos al personal contratado	103.799.360	0	0	0	0	103.799.360
401	05	08	00	Bono vacacional al personal contratado	59.313.920	0	0	0	0	59.313.920
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	100.404	0	0	0	0	100.404
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	29.105.560	0	0	0	0	29.105.560
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	12.516.842	0	0	0	0	12.516.842
401	06	00	00	Aportes patronales y legales	78.852.209	0	0	0	0	78.852.209
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.072.332	0	0	0	0	5.072.332
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	4.275.845	0	0	0	0	4.275.845
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.014.466	0	0	0	0	1.014.466
401	06	05	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados	2.850.563	0	0	0	0	2.850.563
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	6.971.687	0	0	0	0	6.971.687
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	4.953.154	0	0	0	0	4.953.154

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.394.337	0	0	0	0	1.394.337
401	06	13	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros	3.302.103	0	0	0	0	3.302.103
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	17.997.408	0	0	0	0	17.997.408
401	06	26	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado	7.117.670	0	0	0	0	7.117.670
401	06	27	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal contratado	3.599.482	0	0	0	0	3.599.482
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	7.823	0	0	0	0	7.823
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	7.745	0	0	0	0	7.745
401	06	34	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular	5.164	0	0	0	0	5.164
401	06	35	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por altos funcionarios y altas funcionarias del poder público y de elección popular	1.565	0	0	0	0	1.565
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.393.892	0	0	0	0	2.393.892
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	2.245.286	0	0	0	0	2.245.286
401	06	42	00	Aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección	1.496.857	0	0	0	0	1.496.857
401	06	43	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por personal de alto nivel y de dirección	478.778	0	0	0	0	478.778
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	2.166.836	0	0	0	0	2.166.836
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	822.710	0	0	0	0	822.710
401	06	95	00	Otros aportes legales por personal contratado	10.676.506	0	0	0	0	10.676.506
401	07	00	00	Asistencia socio-económica	365.289.978	0	0	0	0	365.289.978
401	07	01	00	Capacitación y adiestramiento a empleados	144.456	0	0	0	0	144.456
401	07	02	00	Becas a empleados	4.420.345	0	0	0	0	4.420.345
401	07	03	00	Ayudas por matrimonio a empleados	66.500	0	0	0	0	66.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	66.500	0	0	0	0	66.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	21.379.223	0	0	0	0	21.379.223
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	92.864.393	0	0	0	0	92.864.393
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	4.515.000	0	0	0	0	4.515.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.108.329	0	0	0	0	1.108.329
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	4.579.167	0	0	0	0	4.579.167
401	07	17	00	Capacitación y adiestramiento a obreros	57.782	0	0	0	0	57.782
401	07	18	00	Becas a obreros	3.120.244	0	0	0	0	3.120.244

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
401	07	19	00	Ayudas por matrimonio de obreros	63.000	0	0	0	0	63.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	63.000	0	0	0	0	63.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	24.765.772	0	0	0	0	24.765.772
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	52.004.060	0	0	0	0	52.004.060
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.800.000	0	0	0	0	2.800.000
401	07	26	00	Dotación de uniformes a obreros	5.335.231	0	0	0	0	5.335.231
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.509.202	0	0	0	0	1.509.202
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	2.916.667	0	0	0	0	2.916.667
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	38.727	0	0	0	0	38.727
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	180.570	0	0	0	0	180.570
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	275.154	0	0	0	0	275.154
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	11.226.430	0	0	0	0	11.226.430
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	12.015.314	0	0	0	0	12.015.314
401	07	74	00	Capacitación y adiestramiento al personal contratado	275.154	0	0	0	0	275.154
401	07	75	00	Becas al personal contratado	4.725.000	0	0	0	0	4.725.000
401	07	80	00	Aporte patronal a cajas de ahorro por personal contratado	53.382.528	0	0	0	0	53.382.528
401	07	81	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal contratado	37.547.293	0	0	0	0	37.547.293
401	07	82	00	Ayudas al personal contratado para adquisición de uniformes y útiles escolares de sus hijos	9.333.333	0	0	0	0	9.333.333
401	07	84	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal contratado	2.802.804	0	0	0	0	2.802.804
401	07	85	00	Aportes para la adquisición de juguetes para los hijos del personal contratado	11.666.667	0	0	0	0	11.666.667
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	9.630	0	0	0	0	9.630
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	32.503	0	0	0	0	32.503
401	08	00	00	Prestaciones sociales e indemnizaciones	190.693.597	0	0	0	0	190.693.597
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	36.951.743	0	0	0	0	36.951.743
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	42.805.039	0	0	0	0	42.805.039
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	91.466.172	0	0	0	0	91.466.172
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	66.936	0	0	0	0	66.936
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	19.403.707	0	0	0	0	19.403.707

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**268.447.137**	**0**	**0**	**0**	**0**	**268.447.137**
402	01	00	00	Productos alimenticios y agropecuarios	54.056.015	0	0	0	0	54.056.015
402	01	01	00	Alimentos y bebidas para personas	53.798.708	0	0	0	0	53.798.708
402	01	03	00	Productos agrícolas y pecuarios	156.538	0	0	0	0	156.538
402	01	99	00	Otros productos alimenticios y agropecuarios	100.769	0	0	0	0	100.769
402	02	00	00	Productos de minas, canteras y yacimientos	27.982	0	0	0	0	27.982
402	02	05	00	Piedra, arcilla, arena y tierra	27.982	0	0	0	0	27.982
402	03	00	00	Textiles y vestuarios	4.057.190	0	0	0	0	4.057.190
402	03	01	00	Textiles	725.459	0	0	0	0	725.459
402	03	02	00	Prendas de vestir	2.694.461	0	0	0	0	2.694.461
402	03	03	00	Calzados	637.270	0	0	0	0	637.270
402	04	00	00	Productos de cuero y caucho	12.313.743	0	0	0	0	12.313.743
402	04	03	00	Cauchos y tripas para vehículos	12.113.525	0	0	0	0	12.113.525
402	04	99	00	Otros productos de cuero y caucho	200.218	0	0	0	0	200.218
402	05	00	00	Productos de papel, cartón e impresos	45.727.257	0	0	0	0	45.727.257
402	05	01	00	Pulpa de madera, papel y cartón	5.980.644	0	0	0	0	5.980.644
402	05	02	00	Envases y cajas de papel y cartón	2.203.647	0	0	0	0	2.203.647
402	05	03	00	Productos de papel y cartón para oficina	18.485.605	0	0	0	0	18.485.605
402	05	04	00	Libros, revistas y periódicos	748.666	0	0	0	0	748.666
402	05	05	00	Material de enseñanza	26.981	0	0	0	0	26.981
402	05	06	00	Productos de papel y cartón para computación	1.528.575	0	0	0	0	1.528.575
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	15.670.690	0	0	0	0	15.670.690
402	05	99	00	Otros productos de pulpa, papel y cartón	1.082.449	0	0	0	0	1.082.449
402	06	00	00	Productos químicos y derivados	52.316.989	0	0	0	0	52.316.989
402	06	01	00	Sustancias químicas y de uso industrial	7.824	0	0	0	0	7.824
402	06	02	00	Abonos, plaguicidas y otros	286.217	0	0	0	0	286.217
402	06	03	00	Tintas, pinturas y colorantes	23.712.813	0	0	0	0	23.712.813
402	06	04	00	Productos farmacéuticos y medicamentos	11.354.005	0	0	0	0	11.354.005
402	06	05	00	Productos de tocador	547.725	0	0	0	0	547.725
402	06	06	00	Combustibles y lubricantes	5.421.408	0	0	0	0	5.421.408
402	06	08	00	Productos plásticos	10.986.997	0	0	0	0	10.986.997

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	07	00	00	Productos minerales no metálicos	287.888	0	0	0	0	287.888
402	07	02	00	Vidrios y productos de vidrio	157.214	0	0	0	0	157.214
402	07	03	00	Productos de arcilla para construcción	7.800	0	0	0	0	7.800
402	07	04	00	Cemento, cal y yeso	122.874	0	0	0	0	122.874
402	08	00	00	Productos metálicos	21.305.986	0	0	0	0	21.305.986
402	08	01	00	Productos primarios de hierro y acero	41.951	0	0	0	0	41.951
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.384.562	0	0	0	0	4.384.562
402	08	07	00	Material de señalamiento	284.706	0	0	0	0	284.706
402	08	09	00	Repuestos y accesorios para equipos de transporte	13.989.880	0	0	0	0	13.989.880
402	08	10	00	Repuestos y accesorios para otros equipos	2.601.504	0	0	0	0	2.601.504
402	08	99	00	Otros productos metálicos	3.383	0	0	0	0	3.383
402	09	00	00	Productos de madera	496.100	0	0	0	0	496.100
402	09	01	00	Productos primarios de madera	356.832	0	0	0	0	356.832
402	09	02	00	Muebles y accesorios de madera para edificaciones	9.264	0	0	0	0	9.264
402	09	99	00	Otros productos de madera	130.004	0	0	0	0	130.004
402	10	00	00	Productos varios y útiles diversos	74.441.289	0	0	0	0	74.441.289
402	10	01	00	Artículos de deporte, recreación y juguetes	290.988	0	0	0	0	290.988
402	10	02	00	Materiales y útiles de limpieza y aseo	4.286.898	0	0	0	0	4.286.898
402	10	03	00	Utensilios de cocina y comedor	1.628.739	0	0	0	0	1.628.739
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	389.857	0	0	0	0	389.857
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	17.708.782	0	0	0	0	17.708.782
402	10	06	00	Condecoraciones, ofrendas y similares	590.955	0	0	0	0	590.955
402	10	07	00	Productos de seguridad en el trabajo	1.900.338	0	0	0	0	1.900.338
402	10	08	00	Materiales para equipos de computación	36.573.225	0	0	0	0	36.573.225
402	10	09	00	Especies timbradas y valores	487.398	0	0	0	0	487.398
402	10	11	00	Materiales eléctricos	4.726.682	0	0	0	0	4.726.682
402	10	12	00	Materiales para instalaciones sanitarias	2.401.355	0	0	0	0	2.401.355
402	10	13	00	Materiales fotográficos	1.143.733	0	0	0	0	1.143.733
402	10	99	00	Otros productos y útiles diversos	2.312.339	0	0	0	0	2.312.339
402	11	00	00	Bienes para la venta	38.500	0	0	0	0	38.500
402	11	99	00	Otros bienes para la venta	38.500	0	0	0	0	38.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
402	99	00	00	Otros materiales y suministros	3.378.198	0	0	0	0	3.378.198
402	99	01	00	Otros materiales y suministros	3.378.198	0	0	0	0	3.378.198
403	**00**	**00**	**00**	**Servicios no personales**	**357.108.940**	**0**	**0**	**0**	**0**	**357.108.940**
403	01	00	00	Alquileres de inmuebles	3.891.465	0	0	0	0	3.891.465
403	01	01	00	Alquileres de edificios y locales	3.237.248	0	0	0	0	3.237.248
403	01	02	00	Alquileres de instalaciones culturales y recreativas	654.217	0	0	0	0	654.217
403	02	00	00	Alquileres de maquinaria y equipos	13.891.416	0	0	0	0	13.891.416
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	614.987	0	0	0	0	614.987
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	12.480.415	0	0	0	0	12.480.415
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	639.495	0	0	0	0	639.495
403	02	99	00	Alquileres de otras maquinaria y equipos	156.519	0	0	0	0	156.519
403	04	00	00	Servicios básicos	18.667.835	0	0	0	0	18.667.835
403	04	01	00	Electricidad	7.934.062	0	0	0	0	7.934.062
403	04	03	00	Agua	4.058.337	0	0	0	0	4.058.337
403	04	04	00	Teléfonos	4.788.195	0	0	0	0	4.788.195
403	04	04	01	Servicios de telefonía prestados por organismos públicos	4.788.195	0	0	0	0	4.788.195
403	04	05	00	Servicio de comunicaciones	804.913	0	0	0	0	804.913
403	04	06	00	Servicio de aseo urbano y domiciliario	1.082.328	0	0	0	0	1.082.328
403	06	00	00	Servicios de transporte y almacenaje	3.729.499	0	0	0	0	3.729.499
403	06	01	00	Fletes y embalajes	835.637	0	0	0	0	835.637
403	06	02	00	Almacenaje	817.000	0	0	0	0	817.000
403	06	03	00	Estacionamiento	179.311	0	0	0	0	179.311
403	06	04	00	Peaje	26.906	0	0	0	0	26.906
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.870.645	0	0	0	0	1.870.645
403	07	00	00	Servicios de información, impresión y relaciones públicas	39.262.648	0	0	0	0	39.262.648
403	07	01	00	Publicidad y propaganda	3.817.963	0	0	0	0	3.817.963
403	07	02	00	Imprenta y reproducción	4.300.404	0	0	0	0	4.300.404
403	07	03	00	Relaciones sociales	26.290.620	0	0	0	0	26.290.620
403	07	04	00	Avisos	4.853.661	0	0	0	0	4.853.661
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	20.318.340	0	0	0	0	20.318.340
403	08	01	00	Primas y gastos de seguros	20.000.000	0	0	0	0	20.000.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	08	02	00	Comisiones y gastos bancarios	318.340	0	0	0	0	318.340
403	09	00	00	Viáticos y pasajes	67.828.795	0	0	0	0	67.828.795
403	09	01	00	Viáticos y pasajes dentro del país	63.402.399	0	0	0	0	63.402.399
403	09	02	00	Viáticos y pasajes fuera del país	4.409.263	0	0	0	0	4.409.263
403	09	03	00	Asignación por kilómetros recorridos	17.133	0	0	0	0	17.133
403	10	00	00	Servicios profesionales, técnicos y demás oficios y ocupaciones	29.076.070	0	0	0	0	29.076.070
403	10	01	00	Servicios jurídicos	902.933	0	0	0	0	902.933
403	10	02	00	Servicios de contabilidad y auditoría	383.697	0	0	0	0	383.697
403	10	03	00	Servicios de procesamiento de datos	372.792	0	0	0	0	372.792
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.827.432	0	0	0	0	1.827.432
403	10	07	00	Servicios de capacitación y adiestramiento	5.905.266	0	0	0	0	5.905.266
403	10	08	00	Servicios presupuestarios	4.832	0	0	0	0	4.832
403	10	10	00	Servicios de vigilancia	10.851.193	0	0	0	0	10.851.193
403	10	11	00	Servicios para la elaboración y suministro de comida	6.110.059	0	0	0	0	6.110.059
403	10	99	00	Otros servicios profesionales y técnicos	2.717.866	0	0	0	0	2.717.866
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	29.537.933	0	0	0	0	29.537.933
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	188.713	0	0	0	0	188.713
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	18.298.804	0	0	0	0	18.298.804
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	351.311	0	0	0	0	351.311
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	26.848	0	0	0	0	26.848
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	42.300	0	0	0	0	42.300
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	6.750.198	0	0	0	0	6.750.198
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	3.879.759	0	0	0	0	3.879.759
403	12	00	00	Conservación y reparaciones menores de obras	10.881.136	0	0	0	0	10.881.136
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	10.784.222	0	0	0	0	10.784.222
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	96.914	0	0	0	0	96.914
403	15	00	00	Servicios fiscales	58.469	0	0	0	0	58.469
403	15	02	00	Tasas y otros derechos obligatorios	58.469	0	0	0	0	58.469
403	16	00	00	Servicios de diversión, esparcimiento y culturales	34.968.490	0	0	0	0	34.968.490
403	16	01	00	Servicios de diversión, esparcimiento y culturales	34.968.490	0	0	0	0	34.968.490

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
403	18	00	00	Impuestos indirectos	77.339.723	0	0	0	0	77.339.723
403	18	01	00	Impuesto al valor agregado	77.339.723	0	0	0	0	77.339.723
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.123.650	0	0	0	0	4.123.650
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.123.650	0	0	0	0	4.123.650
403	99	00	00	Otros servicios no personales	3.533.471	0	0	0	0	3.533.471
403	99	01	00	Otros servicios no personales	3.533.471	0	0	0	0	3.533.471
404	**00**	**00**	**00**	**Activos reales**	**95.701.114**	**0**	**0**	**0**	**0**	**95.701.114**
404	01	00	00	Repuestos, reparaciones mejoras y adiciones mayores	11.081.590	0	0	0	0	11.081.590
404	01	01	00	Repuestos mayores	2.554.466	0	0	0	0	2.554.466
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	182.006	0	0	0	0	182.006
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.579.314	0	0	0	0	1.579.314
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	7.380	0	0	0	0	7.380
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	761.780	0	0	0	0	761.780
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	23.986	0	0	0	0	23.986
404	01	02	00	Reparaciones, mejoras y adiciones mayores de maquinaria y equipos	8.527.124	0	0	0	0	8.527.124
404	01	02	01	Reparaciones, mejoras y adiciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	373.339	0	0	0	0	373.339
404	01	02	02	Reparaciones, mejoras y adiciones mayores de equipos de transporte, tracción y elevación	5.111.978	0	0	0	0	5.111.978
404	01	02	03	Reparaciones, mejoras y adiciones mayores de equipos de comunicaciones y de señalamiento	11.440	0	0	0	0	11.440
404	01	02	05	Reparaciones, mejoras y adiciones mayores de equipos científicos, religiosos, de enseñanza y recreación	30.215	0	0	0	0	30.215
404	01	02	07	Reparaciones, mejoras y adiciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	3.000.152	0	0	0	0	3.000.152
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	6.744.268	0	0	0	0	6.744.268
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	120.134	0	0	0	0	120.134
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	6.624.134	0	0	0	0	6.624.134
404	04	00	00	Equipos de transporte, tracción y elevación	8.549.870	0	0	0	0	8.549.870
404	04	01	00	Vehiculos automotores terrestres	8.431.741	0	0	0	0	8.431.741
404	04	05	00	Vehiculos de tracción no motorizados	118.129	0	0	0	0	118.129
404	05	00	00	Equipos de comunicaciones y de señalamiento	16.164.414	0	0	0	0	16.164.414
404	05	01	00	Equipos de telecomunicaciones	14.069.299	0	0	0	0	14.069.299
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	2.095.115	0	0	0	0	2.095.115
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.307.211	0	0	0	0	2.307.211

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
404	07	01	00	Equipos científicos y de laboratorio	782.414	0	0	0	0	782.414
404	07	02	00	Equipos de enseñanza, deporte y recreación	759.957	0	0	0	0	759.957
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	643.981	0	0	0	0	643.981
404	07	06	00	Instrumentos musicales y equipos de audio	120.859	0	0	0	0	120.859
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	44.297.886	0	0	0	0	44.297.886
404	09	01	00	Mobiliario y equipos de oficina	16.664.757	0	0	0	0	16.664.757
404	09	02	00	Equipos de computación	20.218.690	0	0	0	0	20.218.690
404	09	03	00	Mobiliario y equipos de alojamiento	5.366.803	0	0	0	0	5.366.803
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.047.636	0	0	0	0	2.047.636
404	12	00	00	Activos intangibles	3.555.875	0	0	0	0	3.555.875
404	12	04	00	Paquetes y programas de computación	3.555.875	0	0	0	0	3.555.875
404	99	00	00	Otros activos reales	3.000.000	0	0	0	0	3.000.000
404	99	01	00	Otros activos reales	3.000.000	0	0	0	0	3.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.685.961.315**	**0**	**0**	**0**	**0**	**5.685.961.315**
407	01	00	00	Transferencias y donaciones corrientes internas	2.685.961.315	0	0	0	0	2.685.961.315
407	01	01	00	Transferencias corrientes internas al sector privado	1.680.470.193	0	0	0	0	1.680.470.193
407	01	01	01	Pensiones del personal empleado, obrero y militar	108.778.633	0	0	0	0	108.778.633
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	684.442.173	0	0	0	0	684.442.173
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	22.662.215	0	0	0	0	22.662.215
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	10.459.484	0	0	0	0	10.459.484
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	21.000.000	0	0	0	0	21.000.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	57.930.057	0	0	0	0	57.930.057
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	228.147.391	0	0	0	0	228.147.391
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	78.974.097	0	0	0	0	78.974.097
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	207.504.358	0	0	0	0	207.504.358
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	260.571.785	0	0	0	0	260.571.785
407	01	02	00	Donaciones corrientes internas al sector privado	8.500.000	0	0	0	0	8.500.000
407	01	02	01	Donaciones corrientes a personas	8.500.000	0	0	0	0	8.500.000
407	01	03	00	Transferencias corrientes internas al sector público	996.991.122	0	0	0	0	996.991.122
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	861.765.909	0	0	0	0	861.765.909

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE EGRESOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER PÓPULAR PARA HÁBITAT Y VIVIENDA

PRESUPUESTO: 2016

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	TOTAL
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	135.225.213	0	0	0	0	135.225.213
407	03	00	00	Transferencias y donaciones de capital internas	3.000.000.000	0	0	0	0	3.000.000.000
407	03	03	00	Transferencias de capital internas al sector público	3.000.000.000	0	0	0	0	3.000.000.000
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	3.000.000.000	0	0	0	0	3.000.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**10.287.705**	**0**	**0**	**0**	**0**	**10.287.705**
411	11	00	00	Obligaciones de ejercicios anteriores	10.287.705	0	0	0	0	10.287.705
411	11	03	00	Indemnizaciones diversas	4.167.153	0	0	0	0	4.167.153
411	11	04	00	Compromisos pendientes de ejercicios anteriores	6.120.552	0	0	0	0	6.120.552
				Totales	**8.408.052.002**	**0**	**0**	**0**	**0**	**8.408.052.002**

REPÚBLICA BOLIVARIANA DE VENEZUELA

LEY DE PRESUPUESTO PARA EL EJERCICIO ECONÓMICO FINANCIERO 2016

Título I

// GACETA OFICIAL
DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

AÑO CXLIII –MES II | Caracas, 1° de diciembre de 2015 | Número 6.204 Extraordinario

SUMARIO

ASAMBLEA NACIONAL

ASAMBLEA NACIONAL

República Bolivariana de Venezuela
Asamblea Nacional
Caracas-Venezuela

La Asamblea Nacional
De la República Bolivariana de Venezuela

DECRETA

la siguiente,

TÍTULO I
DISPOSICIONES GENERALES

CAPÍTULO I
De los Órganos de la República

Artículo 1. Los créditos presupuestarios aprobados en esta Ley para financiar los gastos corrientes, de capital y las aplicaciones financieras, así como el monto total señalado para cada órgano del Poder Público Nacional, constituyen los límites máximos de las autorizaciones para comprometer y causar gastos, a fin de cumplir con las metas previstas y se regirán por los principios y normas contenidos en el Decreto con Rango, Valor y Fuerza de Ley Orgánica de la Administración Financiera del Sector Público, referidos al Sistema Presupuestario. Se considerarán gastos de capital, los previstos en la normativa que a tal efecto dicte la Oficina Nacional de Presupuesto.

La desagregación de los créditos del presupuesto de egresos, indicados en esta Ley, distribuidos por proyectos, acciones centralizadas y acciones específicas, se señalan a fines informativos para los órganos del Poder Ejecutivo Nacional.

Dicha desagregación, constituirá el límite máximo de las autorizaciones para gastar del Poder Legislativo Nacional, del Poder Judicial, del Poder Electoral, del Poder Ciudadano y sus órganos; en todo caso estos órganos, así como la Procuraduría General de la República, podrán implantar su propio sistema de modificaciones presupuestarias, para lo cual, deberán contar con la opinión técnica favorable de la Oficina Nacional de Presupuesto, a los fines de su compatibilización con el Reglamento N° 1 de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema Presupuestario. Dicho sistema de modificaciones presupuestarias sólo tendrá vigencia para el ejercicio económico financiero en curso a partir de su aprobación. Hasta tanto sea autorizado el referido sistema, toda modificación presupuestaria será aprobada por la Asamblea Nacional. En todo caso, las modificaciones que afecten los créditos presupuestarios correspondientes a las partidas y subpartidas a que se refiere el numeral 4 del artículo 87 del citado Reglamento N° 1, serán de aprobación exclusiva de la Oficina Nacional de Presupuesto.

Artículo 2. De conformidad con lo establecido en el artículo 48 del Decreto con Rango, Valor y Fuerza de Ley Orgánica de la Administración Financiera del Sector Público, los órganos de la República remitirán la programación de la ejecución física y financiera de compromisos y desembolsos de sus presupuestos de egresos a la Oficina Nacional de Presupuesto y a la Oficina Nacional del Tesoro, respectivamente, de conformidad con las instrucciones que al efecto dicten, a excepción de lo correspondiente a sueldos, salarios, pensiones y jubilaciones en el primer trimestre del año, de los cuales informarán a las citadas Oficinas en un plazo que no excederá de quince (15) días continuos, contados a partir del inicio del ejercicio presupuestario.

Artículo 3. Los órganos del Poder Público Nacional formalizarán ante la Oficina Nacional de Presupuesto las solicitudes de traspaso de créditos presupuestarios, cuya aprobación compete a la Asamblea Nacional.

Las modificaciones presupuestarias que signifiquen incremento en el monto total del presupuesto de egresos de la República, requerirán autorización de la Asamblea Nacional y se tramitarán a través de la Oficina Nacional de Presupuesto, con indicación del o de los órganos afectados y las respectivas imputaciones presupuestarias. Las modificaciones presupuestarias distintas a las que se refiere este artículo no requerirán autorización de la Asamblea Nacional.

Cuando las modificaciones presupuestarias impliquen incremento del gasto corriente en detrimento del gasto de capital; deberán ser justificadas por el órgano solicitante ante la Oficina Nacional de Presupuesto, de acuerdo con las instrucciones que ésta dicte, la cual se dirigirá a la Asamblea Nacional con la debida documentación, de conformidad con lo previsto en el primer aparte del artículo 50 del Decreto con Rango, Valor y Fuerza de Ley Orgánica de la Administración Financiera del Sector Público.

Cuando la fuente de financiamiento de un crédito adicional, provenga de una reprogramación de la Ley Especial de Endeudamiento Anual para el Ejercicio Económico Financiero 2016 u otra autorización especial de endeudamiento aprobada para el mismo año, autorizada por la Asamblea Nacional, no se requerirá otra autorización legislativa para su incorporación en el presupuesto de egresos de la República.

La Asamblea Nacional dispondrá de quince (15) días continuos para decidir sobre las modificaciones presupuestarias sometidas a su consideración, contados a partir de la fecha en que se dé cuenta de la solicitud en reunión ordinaria. Si transcurrido este lapso, dicho órgano legislativo no se hubiere pronunciado, la solicitud en referencia se considerará aprobada.

Una vez autorizada por la Asamblea Nacional la modificación solicitada, el Presidente de la República o el Ejecutivo Nacional, según corresponda, decretará y ordenará su publicación en la Gaceta Oficial de la República Bolivariana de Venezuela.

Artículo 4. El funcionario a quién competa la aprobación de traspasos de gastos corrientes para gastos de capital, ordenará su publicación en la Gaceta Oficial de la República Bolivariana de Venezuela, de acuerdo con las instrucciones que a tal efecto dicte la Oficina Nacional de Presupuesto.

Los ordenadores de compromisos y pagos de la República remitirán a la Asamblea Nacional, durante los primeros cinco (5) días hábiles de cada mes, una relación de las modificaciones presupuestarias aprobadas por aquellos, o sus dependientes, en el mes anterior, señalando como mínimo la identificación del órgano, el proyecto o la acción centralizada, las partidas cedentes y receptoras y sus respectivos montos. En la misma oportunidad y forma, remitirán un ejemplar de la citada relación a la Oficina Nacional de Presupuesto, anexando copia de las modificaciones aprobadas.

El Jefe o Jefa de la Oficina Nacional de Presupuesto remitirá a la Asamblea Nacional, durante los primeros cinco (5) días hábiles de cada mes, una relación de los traspasos presupuestarios aprobados por él o ella en el mes anterior, señalando los datos exigidos a los ordenadores de compromisos y pagos de la República.

Artículo 5. Los ordenadores de compromisos y pagos de la República deberán participar los resultados de su ejecución presupuestaria y de su gestión, a la Oficina Nacional de Contabilidad Pública, a la Superintendencia Nacional de Auditoría Interna y a la Oficina Nacional de Presupuesto, conforme a las instrucciones que a tal efecto dicten cada uno de estos órganos rectores en el ámbito de sus competencias, pudiendo ser dictadas

conjuntamente; asimismo, remitirán a las Comisiones Permanentes de Finanzas y Desarrollo Económico y de Contraloría de la Asamblea Nacional, dentro de los cuarenta y cinco (45) días continuos siguientes al vencimiento de cada trimestre, un informe de los resultados de su ejecución presupuestaria acumulada al término de dicho trimestre, comparándola con el Presupuesto, señalando lo comprometido, causado y pagado, con indicación expresa de lo ejecutado con el financiamiento previsto en la correspondiente Ley Especial de Endeudamiento Anual u otras autorizaciones especiales de endeudamiento.

Artículo 6. Los ordenadores de compromisos y pagos de la República, velarán porque los contratos de servicios básicos, tales como electricidad, gas, agua, telecomunicaciones, correo, aseo urbano y domiciliario y arrendamiento de inmuebles, se encuentren suscritos al 31 de enero de 2016, para la emisión de las órdenes de pago correspondientes. En dichos contratos se fijarán los montos a ser pagados periódicamente, así como la fecha o fechas de conciliación que se acuerden.

Las órdenes de pago se podrán emitir contra facturas de servicios, en aquellos casos en que los referidos contratos no se hayan firmado para la fecha señalada y los organismos indicados reciban dichos servicios; en todo caso, los contratos deberán suscribirse para el mes de febrero del año 2016.

El Ejecutivo Nacional establecerá los mecanismos para asegurar que los ordenadores de compromisos y pagos y los entes descentralizados funcionalmente de la República cumplan con ordenar los pagos periódicos correspondientes, así como los que se desprendan de las conciliaciones que realicen.

El incumplimiento de esta norma dará lugar a la aplicación de las sanciones que al efecto prevea la Ley Orgánica de la Contraloría General de la República y del Sistema Nacional de Control Fiscal.

Artículo 7. Los ordenadores de compromisos y pagos realizarán los aportes patronales como contribución al sostenimiento de los subsistemas de seguridad social, de conformidad con la Ley que rija la materia, mediante orden de pago cuyo monto mensual será aquel que resulte de aplicar el porcentaje correspondiente a los cargos ocupados para el período a pagar; dicha orden contendrá los elementos que al efecto exijan los órganos rectores de los Sistemas de Administración Financiera del Sector Público.

Sin menoscabo de lo dispuesto en este artículo, los ordenadores de compromisos y pagos podrán utilizar como monto mensual a pagar, el señalado en la orden de pago de la nómina al 31 de enero del año 2016, en cuyo caso harán las conciliaciones pertinentes con los organismos que correspondan, antes del 30 de noviembre de 2016.

Las tesorerías de los entes recaudadores de las contribuciones de los subsistemas de seguridad social a que se refiere este artículo, recibirán los pagos que realicen los ordenadores de compromisos y pagos con cargo a órdenes directas contra el Tesoro Nacional y con cargo a los fondos previstos en el Reglamento N° 1 de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema Presupuestario, en forma separada, incluidas las retenciones que les realicen a los trabajadores.

La Contraloría General de la República, previo el procedimiento de Ley, aplicará las sanciones pertinentes a quienes incumplieren con los pagos a que se refiere este artículo.

Artículo 8. La adquisición de divisas destinadas a la compra de bienes y pago de servicios u otros en el exterior, con créditos presupuestarios asignados a los órganos del Poder Público Nacional, será tramitada conforme al cronograma que elaborarán conjuntamente la Oficina Nacional del Tesoro y el respectivo órgano; de haber dificultades transitorias de Tesorería para cumplir lo dispuesto en este artículo, se podrán emitir Letras del Tesoro, con vencimiento que no exceda al 31 de diciembre del año 2016. La Oficina Nacional del Tesoro velará por el adecuado trámite para la adquisición de divisas ante el Banco Central de Venezuela, de conformidad con la norma cambiaria correspondiente. Antes que se produzca la ordenación de los pagos correspondientes, los ordenadores de compromisos y pagos revisarán la suficiencia de los créditos presupuestarios, debiendo tramitar las modificaciones necesarias.

Artículo 9. Los ordenadores de compromisos y pagos, responsables de la ejecución presupuestaria con recursos provenientes de operaciones de crédito público, podrán dar inicio a la referida ejecución presupuestaria y cuando corresponda, tramitarán los pagos respectivos siempre que dichos recursos estén disponibles en el Tesoro Nacional. A tal efecto, la Oficina Nacional del Tesoro velará por el cumplimiento efectivo de dichos pagos.

Los órganos del Poder Público Nacional, deberán emitir las órdenes de pago correspondientes a las asignaciones de fondos a los entes bajo su adscripción o tutela, que igualmente sean responsables de la ejecución de operaciones de crédito público, de tal forma que se cumpla con lo dispuesto en este artículo; estos órganos indicarán la fuente financiera referida en las respectivas órdenes de pago. En los contratos también deberá indicarse dicha fuente, salvo que se trate de recursos provenientes de la fuente gestión fiscal.

CAPÍTULO II
De la Administración Descentralizada Funcionalmente

SECCIÓN PRIMERA
De los Entes Descentralizados Funcionalmente sin Fines Empresariales

Artículo 10. Se consideran entes descentralizados funcionalmente sin fines empresariales, aquellos a que se refieren los numerales 5, 6, 7, 10 y 11 del artículo 5° del Decreto con Rango, Valor y Fuerza de Ley Orgánica de la Administración Financiera del Sector Público. Asimismo, a los solos efectos del proceso presupuestario, los servicios desconcentrados sin personalidad jurídica aplicarán el régimen establecido para los entes descentralizados funcionalmente sin fines empresariales.

Artículo 11. A partir de la entrada en vigencia de esta Ley, las modificaciones a los presupuestos de los entes descentralizados funcionalmente sin fines empresariales, se realizarán de acuerdo con las normas contenidas en el Reglamento Nº 1 de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema Presupuestario. En tal sentido, los manuales sobre los sistemas de modificaciones presupuestarias se ajustarán a los parámetros establecidos en el referido Reglamento.

Artículo 12. Los entes descentralizados funcionalmente sin fines empresariales informarán trimestralmente a las Comisiones Permanentes de Finanzas y Desarrollo Económico y de Contraloría de la Asamblea Nacional, acerca de los resultados de su ejecución presupuestaria y de su gestión, con indicación expresa de lo ejecutado con financiamiento previsto en la correspondiente Ley Especial de Endeudamiento Anual u otras autorizaciones especiales de endeudamiento, comparándola con el presupuesto aprobado e indicando lo comprometido, causado y pagado, en un plazo que no excederá de veinticinco días continuos, contados a partir de la conclusión de cada trimestre.

La información a que se refiere este artículo, será remitida, en soportes electrónicos, a la Oficina Nacional de Presupuesto y a la Superintendencia Nacional de Auditoría Interna, sin perjuicio de la posibilidad de requerirse el respectivo soporte documental.

Artículo 13. Los proyectos de presupuestos de los entes descentralizados funcionalmente sin fines empresariales, que se crearen o entren en funcionamiento durante la ejecución presupuestaria correspondiente al año de vigencia de esta Ley, deberán someterse a la consideración del Presidente de la República en Consejo de Ministros para su aprobación; a tal efecto, aplicarán las normas que regulan la formulación de los presupuestos de dichos entes, contenidas en el Reglamento N° 1 de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema Presupuestario y en las normas dictadas por la Oficina Nacional de Presupuesto.

Los entes descentralizados funcionalmente sin fines empresariales, que no se incluyeron en el Título III de esta Ley, someterán su presupuesto a la aprobación del Ejecutivo Nacional, a tal efecto, deberán aplicar las normas que regulan la formulación de los presupuestos de éstos.

La Oficina Nacional de Presupuesto, en representación del Ejecutivo Nacional, remitirá a la Comisión Permanente de Finanzas y Desarrollo Económico de la Asamblea Nacional, dentro de los diez (10) días hábiles siguientes a la aprobación de los presupuestos previstos en este artículo, una copia del resumen de los documentos presupuestarios que se hubieren exigido para su inclusión en el Título III de esta Ley. Dicho resumen será publicado en la Gaceta Oficial de la República Bolivariana de Venezuela por la Oficina Nacional de Presupuesto.

SECCIÓN SEGUNDA

De las Sociedades Mercantiles del Estado y otros Entes Descentralizados Funcionalmente con Fines Empresariales

Artículo 14. Se regirán por esta sección las sociedades mercantiles del Estado a que se refieren los numerales 8 y 9 del artículo 5° del Decreto con Rango, Valor y Fuerza de Ley Orgánica de la Administración Financiera del Sector Público.

Artículo 15. La Oficina Nacional de Presupuesto ordenará la publicación en la Gaceta Oficial de la República Bolivariana de Venezuela, de una síntesis de los presupuestos de los entes a que se refiere esta sección, aprobados por el Ejecutivo Nacional, sin lo cual no podrán realizar operaciones de crédito público y los ordenadores de compromisos y pagos se abstendrán de emitir órdenes de pago.

Artículo 16. Los entes a que se refiere esta sección informarán trimestralmente en formato electrónico, sin perjuicio de la posibilidad de ser solicitados los documentos, acerca de los resultados de su ejecución presupuestaria y de gestión, a la Oficina Nacional de Presupuesto y a la Superintendencia Nacional de Auditoría Interna, conforme a las instrucciones que a tal efecto, conjunta o separadamente, dicten estos órganos rectores en el ámbito de sus competencias.

Asimismo, remitirán sus estados financieros a la Oficina Nacional de Presupuesto y a la Oficina Nacional de Contabilidad Pública, dentro del primer trimestre del año siguiente al cierre de este ejercicio económico financiero.

Los referidos entes remitirán a las Comisiones Permanentes de Finanzas y Desarrollo Económico y de Contraloría de la Asamblea Nacional, dentro de los cuarenta y cinco (45) días continuos siguientes a la culminación de cada semestre, un informe acumulado de su gestión presupuestaria en cuanto a Proyectos y Acciones Centralizadas, comparándola con el Presupuesto aprobado.

Artículo 17. Los entes a que se refiere esta sección podrán elaborar y establecer su propio sistema de modificaciones presupuestarias, con apego a las normas establecidas en el Decreto con Rango, Valor y Fuerza de Ley Orgánica de la Administración Financiera del Sector Público, sus Reglamentos y los lineamientos e instrucciones que al efecto dicte la Oficina Nacional de Presupuesto.

Los referidos entes se regirán por las providencias dictadas por la Oficina Nacional de Presupuesto, hasta tanto no se apruebe el sistema de modificaciones presupuestarias.

Artículo 18. Las sociedades mercantiles del sector privado que se conviertan en entes regulados por esta Sección en virtud de haber sido adquiridas por alguno de los sujetos a que se refiere el artículo 5° del Decreto con Rango, Valor y Fuerza de Ley Orgánica de la Administración Financiera del Sector Público, en el curso del año de vigencia de esta Ley, podrán aplicar el sistema presupuestario utilizado antes de que se produjera la adquisición y hasta el 31 de diciembre de 2016, salvo que el Presidente de la República ordene un plazo menor. En cuanto al ejercicio económico financiero siguiente, deberán cumplir las disposiciones sobre la formulación presupuestaria de estos entes, previstas en el Decreto con Rango, Valor y Fuerza de Ley Orgánica de la Administración Financiera del Sector Público, el Reglamento N° 1, sobre el Sistema Presupuestario y las normas dictadas al respecto por la Oficina Nacional de Presupuesto.

SECCIÓN TERCERA
Del Banco Central de Venezuela

Artículo 19. El Banco Central de Venezuela remitirá a la Oficina Nacional de Presupuesto, dentro de los primeros quince (15) días del mes de enero de 2016, un ejemplar del presupuesto de ingresos y gastos operativos y de sus anexos aprobado por la Asamblea Nacional para el ejercicio económico financiero, a los fines de su inclusión en el Presupuesto Consolidado del Sector Público, así como para el seguimiento y evaluación de su ejecución; sin perjuicio de las facultades de la Contraloría General de la República, previstas en los artículos 93 y 94 del Decreto con Rango, Valor y Fuerza de Ley del Banco Central de Venezuela.

Artículo 20. El Banco Central de Venezuela informará a la Oficina Nacional de Presupuesto, los resultados de su gestión y de la ejecución de su presupuesto de ingresos y gastos operativos, correspondiente al ejercicio económico financiero 2015, antes del 31 de marzo de 2016 de conformidad con las instrucciones que a tal efecto ésta dicte. Asimismo, aplicará las técnicas de formulación, programación, ejecución, seguimiento y evaluación presupuestaria dictadas para el Sector Público, de conformidad con lo previsto en el Decreto con Rango, Valor y Fuerza de Ley Orgánica de la Administración Financiera del Sector Público, incluso lo relativo a los clasificadores de recursos y egresos a utilizarse.

Artículo 21. El Banco Central de Venezuela podrá implantar su propio sistema de modificaciones presupuestarias, el cual someterá a la aprobación de la Asamblea Nacional, previa opinión favorable de la Oficina Nacional de Presupuesto, en la misma oportunidad que presente su proyecto de presupuesto de ingresos y gastos operativos. Dicho sistema de modificaciones sólo regirá durante el ejercicio económico financiero 2016, sin el cual toda modificación presupuestaria deberá ser aprobada por la Asamblea Nacional.

Las autorizaciones de las modificaciones presupuestarias, que conforme a dicho sistema sean de aprobación interna del Banco Central de Venezuela, serán informadas a la Oficina Nacional de Presupuesto conforme a las instrucciones que a tal efecto ésta dicte y las que requieran aprobación de la Asamblea Nacional, en todo caso, se tramitarán a través de la referida Oficina quien emitirá opinión sobre la modificación de que se trate.

Artículo 22. La Oficina Nacional de Presupuesto dictará las normas que rijan el proceso presupuestario del Banco Central de Venezuela, observando lo previsto en la Constitución de la República Bolivariana de Venezuela y en las leyes aplicables, dentro de los principios de libertad, justicia, igualdad, solidaridad, democracia participativa y protagónica, responsabilidad social y, en general, la preeminencia de los derechos humanos, la ética y el pluralismo político.

Artículo 23. El incumplimiento de las obligaciones previstas en esta Sección dará lugar a la aplicación de las sanciones establecidas en la Ley Orgánica de la Contraloría General de la República y del Sistema Nacional de Control Fiscal y demás normas aplicables.

SECCIÓN CUARTA
Disposiciones Comunes

Artículo 24. Los órganos del Gobierno Central, así como los sujetos a que se refieren los numerales 5, 8, 9 y 10 del artículo 5° del Decreto con Rango, Valor y Fuerza de Ley Orgánica de la Administración Financiera del Sector Público, que constituyan sociedades mercantiles, fundaciones y asociaciones civiles, suscriban o vendan acciones o, incorporen nuevos accionistas del Sector Público, deberán informar a la Comisión Permanente de Finanzas y Desarrollo Económico de la Asamblea Nacional, a través de la Oficina Nacional de Presupuesto.

Artículo 25. Los entes descentralizados funcionalmente señalados en este Capítulo, suscribirán los contratos por concepto de arrendamiento de inmuebles y por la prestación de servicios de electricidad, telecomunicaciones, gas, agua, aseo urbano y domiciliario antes del 15 de marzo del año 2016; asimismo, informarán al respectivo órgano de adscripción o tutela acerca de los contratos suscritos y los pagos que realicen a entes

gubernamentales o empresas privadas por tales conceptos. En dichos contratos se fijarán los montos a ser pagados periódicamente, así como la fecha o fechas de conciliación que se acuerden.

La información a que se refiere este artículo se remitirá antes del 31 de marzo del año 2016 y se acompañará de la autorización correspondiente para que las empresas prestadoras de los servicios antes indicados, cobren la orden de pago que emitirá el órgano de adscripción o tutela, con cargo a la correspondiente transferencia asignada en esta Ley.

Si para la fecha mencionada en el aparte anterior, los organismos receptores de los servicios básicos, señalados en el encabezamiento de este artículo, no han informado a su respectivo órgano de adscripción o tutela, de la celebración de los contratos y pago de los servicios convenidos, éste se abstendrá de girar la transferencia correspondiente a los gastos de funcionamiento, hasta tanto reciba la información de los contratos suscritos o de los pagos efectuados por concepto de los servicios recibidos.

Los entes receptores de los servicios a que se refiere este artículo, independientemente que sean prestados por personas públicas o privadas, conciliarán los montos fijos pagados y el costo del servicio efectivamente prestado, dejando expresa constancia de que si resultare un saldo deudor, tramitarán su pago dentro del mes siguiente y, en caso contrario, en el mismo lapso, exigirán el reintegro correspondiente o solicitarán la formalización del crédito por parte del ente prestador del servicio y su abono al saldo por concepto del referido servicio en el mes siguiente.

La Contraloría General de la República aplicará las sanciones a que hubiere lugar por incumplimiento de lo previsto en este artículo.

Artículo 26. Antes del 31 de enero del año 2016, los entes descentralizados funcionalmente señalados en este Capítulo informarán al respectivo órgano de adscripción o tutela, el monto anual que estimen pagar por concepto de aportes patronales, como contribución al sostenimiento de los subsistemas de seguridad social, de conformidad con la Ley que rija la materia.

Asimismo, remitirán la autorización correspondiente para que el órgano de adscripción o tutela, con cargo a la transferencia asignada al respectivo ente en esta Ley, emita la orden de pago autorizada, con instrucciones de ser depositada en la cuenta que a tal efecto sea designada para recibir los citados aportes.

Para el día 30 de noviembre de 2016, los órganos beneficiarios de las órdenes de pago conciliarán el monto pagado y el real. Si resultare un saldo deudor, tramitarán su pago dentro del mes siguiente; en caso contrario y en el mismo lapso, exigirán el reintegro o bien, el saldo será asignado al pago de la obligación en el mes siguiente.

La Contraloría General de la República aplicará las sanciones que correspondan por el incumplimiento de lo previsto en este artículo.

Artículo 27. Los entes señalados en las secciones primera y segunda de este Capítulo, actualizarán sus manuales sobre el sistema de modificaciones presupuestarias en la oportunidad que la Oficina Nacional de Presupuesto, dicte providencia o instructivos. Hasta tanto sea aprobado el manual con la actualización correspondiente, las modificaciones presupuestarias se regirán por las disposiciones contenidas en el Reglamento N° 1 de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema Presupuestario o en la normativa dictada por dicha Oficina.

CAPÍTULO III
De los Entes Descentralizados Territorialmente

SECCIÓN PRIMERA
Del Distrito Capital y del Territorio Insular Francisco de Miranda

Artículo 28. El Distrito Capital, el Territorio Insular Francisco de Miranda y los entes descentralizados funcionalmente de ambos, con o sin fines empresariales, aplicarán lo establecido en el Reglamento N° 1 de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema Presupuestario, en cuanto a formulación, clasificadores, ejecución y modificaciones a sus presupuestos.

Respecto del presupuesto del Distrito Capital y del Territorio Insular Francisco de Miranda, corresponderá a su Jefe o Jefa de Gobierno las mismas atribuciones que se confieren en el Reglamento N° 1 de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema Presupuestario a las máximas autoridades de los órganos de la República.

Artículo 29. A través de la Oficina Nacional de Presupuesto, se formalizarán las solicitudes de traspaso de créditos presupuestarios formuladas por los entes territoriales a que se refiere esta sección, cuya aprobación compete a la Asamblea Nacional.

Las modificaciones presupuestarias que signifiquen incremento en el monto total del presupuesto de gastos de los entes políticos territoriales a que se refiere esta sección, requerirán autorización de la Asamblea Nacional y se tramitarán a través de la Oficina Nacional de Presupuesto, con indicación de la respectiva imputación presupuestaria.

Cuando las modificaciones presupuestarias impliquen incremento del gasto corriente en detrimento del gasto de capital, se justificarán por el ente territorial ante la Oficina Nacional de Presupuesto, de acuerdo con las instrucciones que ésta dicte, la cual se dirigirá a la Asamblea Nacional con la debida documentación, de manera análoga a lo previsto en el artículo 50 del Decreto con Rango, Valor y Fuerza de Ley Orgánica de la Administración Financiera del Sector Público.

La Asamblea Nacional dispondrá de quince (15) días continuos para decidir sobre las modificaciones presupuestarias sometidas a su consideración, contados a partir de la fecha en que se dé cuenta de la solicitud en reunión ordinaria. Si transcurrido este lapso, dicho órgano legislativo no se hubiere pronunciado, la solicitud se considerará aprobada.

Una vez autorizada por la Asamblea Nacional la modificación solicitada, el Jefe o Jefa de Gobierno de los entes territoriales a los que se refiere esta sección, ordenará la publicación en la Gaceta Oficial del respectivo ente territorial, tanto del acuerdo de la Asamblea Nacional como del decreto que se dicte.

Artículo 30. El Jefe o Jefa de Gobierno de los entes territoriales a los que se refiere esta sección, remitirá a la Oficina Nacional de Presupuesto, durante los primeros cinco (5) días hábiles de cada mes, una relación de las modificaciones presupuestarias aprobadas internamente en el mes anterior, señalando como mínimo la identificación del ente político territorial, el proyecto o acción centralizada, las partidas cedentes y receptoras y sus respectivos montos.

El Jefe o Jefa de la Oficina Nacional de Presupuesto remitirá a la Asamblea Nacional, durante los primeros cinco (5) días hábiles de cada mes, una relación de los traspasos presupuestarios que haya aprobado en el mes anterior, la cual contendrá como mínimo la identificación del ente político territorial, el proyecto o acción centralizada, las partidas cedentes y receptoras y sus respectivos montos.

Artículo 31. El Jefe o Jefa de Gobierno de los entes territoriales a los que se refiere esta sección, participará a la Oficina Nacional de Presupuesto los resultados de su ejecución presupuestaria y de su gestión, conforme a las instrucciones que ésta dicte; asimismo, remitirá a las Comisiones Permanentes de Finanzas y Desarrollo Económico y de Contraloría de la Asamblea Nacional, dentro de los treinta (30) días continuos siguientes al vencimiento de cada trimestre, un informe con los resultados de su ejecución presupuestaria acumulada al término de dicho trimestre, comparándola con el presupuesto aprobado, señalando lo comprometido, causado y pagado.

Artículo 32. El Distrito Capital y el Territorio Insular Francisco de Miranda velarán porque los contratos de servicios básicos tales como electricidad, gas, agua, telecomunicaciones, correo, aseo urbano y domiciliario y arrendamiento de inmuebles, se encuentren debidamente suscritos para la emisión de las órdenes de pago correspondientes; en los casos en que se hayan suscrito dichos contratos y los servicios fueren recibidos, las órdenes de pago se podrán emitir contra facturas de servicios.

El incumplimiento de esta norma dará lugar a la aplicación de las sanciones que al efecto prevé la Ley Orgánica de la Contraloría General de la República y del Sistema Nacional de Control Fiscal.

SECCIÓN SEGUNDA
De los Estados, de los Distritos y de los Municipios

Artículo 33. Sin perjuicio de lo establecido en el artículo 71 del Decreto con Rango, Valor y Fuerza de Ley Orgánica de la Administración Financiera del Sector Público, los Gobernadores de Estado y los Alcaldes del Área Metropolitana de Caracas, de los Distritos y Municipios, remitirán directamente al Ministerio competente en materia de Relaciones Interiores y a la Oficina Nacional de Presupuesto, dentro de los treinta (30) días hábiles siguientes al fin de cada trimestre, las modificaciones presupuestarias aprobadas, así como un informe sobre la ejecución del presupuesto, de conformidad con las normas técnicas que dicte la Oficina Nacional de Presupuesto.

En dicho informe, se distinguirán los créditos comprometidos, causados y pagados por los Estados, Área Metropolitana de Caracas, Distritos y Municipios para la ejecución de planes en coordinación con los órganos y entes nacionales. Igualmente, deberán distinguirse los ingresos

derivados de su potestad tributaria, sancionadora y demás actividades económicas propias, que hubieren recaudado en dicho período, hasta el nivel de desagregación que les requiera la Oficina Nacional de Presupuesto.

Asimismo, deberán reflejar la información sobre la ejecución de los proyectos financiados con los recursos provenientes del Fondo de Compensación Interterritorial y los que devenguen por cualquier otra transferencia derivada de leyes especiales o que hubiere sido acordada discrecionalmente por el Poder Público Nacional.

Artículo 34. Quienes fueren responsables de la consolidación y envío de la información a que se refiere el artículo anterior y no lo realizaren oportunamente, serán sujetos de suspensión del pago de salarios, sueldos, dietas u otras remuneraciones, hasta tanto cumplan con la referida obligación.

Los órganos de control fiscal nacionales, estadales, metropolitanos, distritales o municipales velarán por el cumplimiento de esta disposición e impondrán las sanciones correspondientes a quienes incumplan la misma o, en contravención de esta norma, ordenen o efectúen los pagos cuya suspensión se indica.

Artículo 35. Los Gobernadores remitirán al Ministerio del Poder Popular con competencia en materia de Salud, dentro de los treinta (30) días continuos siguientes al final de cada trimestre, un informe sobre las transferencias que reciban, el cual contendrá la ejecución física y financiera correspondiente al sector salud.

En dicho informe, deberán distinguirse los créditos comprometidos, causados y pagados por estas entidades para el cumplimiento y ejecución de los planes de salud, elaborados coordinadamente con el referido Ministerio.

Queda sujeto al cumplimiento de la obligación prevista en este artículo, la entrega de los recursos asignados a los Estados en virtud de convenios de transferencia de competencias en materia de salud.

CAPÍTULO IV
Otras Disposiciones

Artículo 36. Los órganos y entes del Poder Público Nacional, con créditos asignados en esta Ley, están obligados a depositar los recursos que reciban, como provisiones de fondos permanentes o por transferencias, en cuentas a nombre de dichos órganos y entes, abiertas en instituciones financieras reguladas por la Ley de Instituciones del Sector Bancario o en otras leyes especiales. La Oficina Nacional del Tesoro establecerá los mecanismos, trámites e instrucciones necesarias para el cumplimiento de esta disposición.

En caso de que se produzcan rendimientos, los órganos de la República deberán ingresarlos al Tesoro Nacional dentro de los primeros diez (10) días hábiles del mes siguiente al que fueron generados. Los entes descentralizados funcionalmente podrán capitalizar los rendimientos obtenidos

o disponer de los mismos, de conformidad con las previsiones legales y demás normas aplicables o, a requerimiento del Presidente de la República, transferirlos al Tesoro Nacional o a otro ente descentralizado funcionalmente, previo el trámite de las modificaciones presupuestarias a que hubiere lugar.

La Contraloría General de la República aplicará las sanciones que correspondan por el incumplimiento de lo previsto en este artículo.

Artículo 37. Las máximas autoridades de los órganos de la República, el Jefe o Jefa de Gobierno del Distrito Capital, el Jefe o Jefa del Territorio Insular Francisco de Miranda y las autoridades competentes de los entes descentralizados funcionalmente de la República, del Distrito Capital y del Territorio Insular Francisco de Miranda, no podrán aprobar nuevas escalas de sueldos y salarios, ni suscribir convenciones colectivas, sin la certificación expedida por la Oficina Nacional de Presupuesto, en la cual conste que cuentan con recursos presupuestarios para su cumplimiento.

Dicha certificación será igualmente necesaria para los órganos y entes que soliciten al Presidente de la República, en Consejo de Ministros, la autorización de escalas especiales, de conformidad con la norma que rige la materia y, para que las máximas autoridades o quienes representen acciones o participaciones de la República en entes descentralizados funcionalmente, con o sin fines empresariales, puedan suscribir convenciones colectivas.

En todo caso, las convenciones colectivas que impliquen erogaciones que afecten el ejercicio presupuestario vigente o los siguientes deberán ser aprobadas por el Presidente de la República en Consejo de Ministros, de conformidad con el artículo 447 de la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras.

La Contraloría General de la República aplicará las sanciones legales pertinentes a quienes incumplan con lo previsto en este artículo.

Artículo 38. De conformidad con lo establecido en el artículo 27 del Decreto con Rango, Valor y Fuerza de Ley que establece el Impuesto al Valor Agregado, la alícuota impositiva general a aplicarse en el ejercicio económico financiero del año 2016 se fija en doce por ciento (12%), y la alícuota impositiva para las operaciones a que se refiere el artículo 63 de la mencionada Ley se fija en ocho por ciento (8%). Quedan a salvo las actividades, negocios jurídicos u operaciones realizadas en las zonas libres, puertos libres y zonas francas, que de conformidad con lo establecido en la Ley estén exentas del mencionado impuesto o deban aplicar una alícuota distinta.

Las modificaciones durante la ejecución del ejercicio presupuestario a las alícuotas del Impuesto al Valor Agregado establecidas en esta Ley requerirán una reforma del Decreto con Rango, Valor y Fuerza de Ley que establece el Impuesto al Valor Agregado. En ningún caso dicha modificación supondrá la reforma de las Disposiciones Generales de esta Ley.

Artículo 39. De conformidad con lo establecido en el numeral 3 del artículo 48 de la Ley Orgánica de Hidrocarburos, la alícuota del Impuesto de Consumo General durante el Ejercicio Económico Financiero 2016, se fija en treinta por ciento (30%).

Artículo 40. El Presidente de la República podrá dictar normas especiales para la tramitación y aprobación de las modificaciones presupuestarias, dentro de los límites máximos de las autorizaciones para comprometer y causar gastos previstas en esta Ley para cada fuente financiera, a fin de atender situaciones coyunturales. Dichas normas podrán establecer un régimen distinto del previsto en el Reglamento N° 1 de

la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema Presupuestario y sólo tendrán vigencia en el ejercicio económico financiero en que fueren dictadas, a partir de su aprobación y publicación en la Gaceta Oficial de la República Bolivariana de Venezuela.

Artículo 41. Las denominaciones de los órganos y entes que se creen o modifiquen por aplicación de los instrumentos jurídicos que entren en vigencia, se entenderán adecuadas a esta Ley. En tal sentido, se faculta al Ejecutivo Nacional para que a través de la Oficina Nacional de Presupuesto realice las modificaciones presupuestarias pertinentes, aún aquellas que aumenten los conceptos señalados en el artículo 1 de esta Ley, sin aumentar el límite máximo del total del gasto autorizado en la misma.

REPÚBLICA BOLIVARIANA
DE VENEZUELA

LEY DE PRESUPUESTO
PARA EL EJERCICIO ECONÓMICO
FINANCIERO
2016

Título II

TÍTULO II

PRESUPUESTOS DE RECURSOS Y EGRESOS DE LA REPÚBLICA

CAPÍTULO I

Presupuesto de Recursos de la República

Artículo 42.- La estimación de los Recursos de la República para el Ejercicio Económico Financiero 2016, asciende a la cantidad de **UN BILLÓN QUINIENTOS CUARENTA Y OCHO MIL QUINIENTOS SETENTA Y CUATRO MILLONES CIENTO OCHENTA Y UN MIL TRESCIENTOS DIECISEÍS BOLÍVARES (Bs. 1.548.574.181.316).**

CONCEPTO	BOLÍVARES
A. INGRESOS CORRIENTES	**1.424.125.007.519**
A.1. INGRESOS CORRIENTES ORDINARIOS	**1.424.125.007.519**
1. PETROLEROS	**216.581.235.886**
1.1. INGRESOS TRIBUTARIOS	**151.388.025.885**
IMPUESTOS DIRECTOS	**151.388.025.885**
- Impuesto a empresas de hidrocarburos públicas - Petróleos de Venezuela, S.A. (Pdvsa), Casa Matriz y otras filiales	151.388.025.885
1.2. INGRESOS NO TRIBUTARIOS	**65.193.210.001**
- Ingresos del dominio petrolero	**59.193.210.001**
Regalías	54.678.338.528
Impuesto superficial de hidrocarburos	1.031.186.048
Impuesto de extracción	3.335.218.639
Impuesto de registro de exportación	148.466.786

- Utilidades, rentas y dividendos	**6.000.000.000**
Utilidades de acciones y participaciones de capital de entes descentralizados con fines empresariales petroleros - Dividendos de Petróleos de Venezuela, S.A. (Pdvsa)	6.000.000.000
2. NO PETROLEROS	**1.207.543.771.633**
2.1. INGRESOS TRIBUTARIOS	**1.195.566.501.014**
IMPUESTOS DIRECTOS	**285.261.846.766**
- Impuesto sobre la renta a personas jurídicas	**267.847.878.502**
Impuesto sobre la renta a otras personas jurídicas	267.168.670.971
Reparos administrativos a otras personas jurídicas	679.207.531
- Impuesto sobre la renta a personas naturales	**14.970.255.813**
Impuesto sobre la renta a personas naturales	14.970.199.022
Reparos administrativos por impuesto sobre la renta a personas naturales	56.791
- Impuesto sobre herencias, legados y regalos	**2.443.712.451**
Impuestos sobre sucesiones, donaciones y demás ramos conexos	2.397.589.076
Reparos administrativos a impuesto sobre sucesiones, donaciones y demás ramos conexos	46.123.375
IMPUESTOS INDIRECTOS	**910.304.654.248**
- Impuestos de importación	**114.898.241.046**
Impuesto de importación ordinario	114.874.968.036
Impuesto de importación de bultos postales	23.273.010
- Impuestos sobre la producción, el consumo y transacciones financieras	**795.071.488.393**
Impuesto al valor agregado (neto)	704.639.837.045
Impuesto sobre licores	32.111.635.090
Impuesto sobre cigarrillos	55.395.366.719
Impuesto sobre telecomunicaciones	2.924.649.539

- Impuestos a las actividades de juegos de envite o azar	**334.924.809**
Impuestos sobre casinos y salas de bingo	334.924.809
2.2. INGRESOS NO TRIBUTARIOS	**11.057.316.538**
INGRESOS POR TASAS	**7.642.998.317**
- Servicios de aduana	**6.579.553.395**
Servicios de aduana	3.660.489.425
Habilitación de aduanas	42.334.870
Derechos de almacenaje	9.074.536
Corretaje de bultos postales	2.547.563.214
Servicios de consulta sobre clasificación arancelaria, valoración aduanera y análisis de laboratorio	320.091.350
- Servicio de telecomunicaciones	**184.826.719**
- Bandas de garantía, cápsulas y sellos	**778.595.130**
- Timbres fiscales	**83.449.878**
- Servicios sociales y administrativos	**16.573.195**
INGRESOS DEL DOMINIO MINERO	**3.414.318.221**
- Superficial sobre otros minerales	1.296.509
- Explotación sobre hierro	569.952.262
- Explotación sobre otros minerales	195.187.974
- Ventajas especiales mineras	4.928.218
- Regalía minera de oro	2.642.953.258
2.3. INGRESOS DE LA PROPIEDAD	**956.727**
UTILIDADES, DIVIDENDOS, ALQUILERES Y OTROS INGRESOS DE LA PROPIEDAD	**956.727**
- Alquileres	956.727
2.4. OTROS INGRESOS	**918.997.354**

DIVERSOS INGRESOS	**904.894.250**
- Multas y recargos	583.070.953
- Intereses moratorios	285.022.864
- Reparos fiscales	36.800.433
OTROS INGRESOS ORDINARIOS	**14.103.104**
B. FUENTES FINANCIERAS	**124.449.173.797**
B.1. INCREMENTO DE PASIVOS	**124.449.173.797**
1. LEY ESPECIAL DE ENDEUDAMIENTO ANUAL PARA EL EJERCICIO ECONÓMICO FINANCIERO 2016	**124.449.173.797**
1.1 FINANCIAMIENTO DE PROYECTOS POR ENDEUDAMIENTO	**36.509.477.017**
- MINISTERIO DEL PODER POPULAR PARA LA DEFENSA	**2.431.639.612**
Inversión Militar de la Fuerza Armada Nacional Bolivariana	2.431.639.612
- MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS	**97.711.649**
Desarrollo rural sustentable para la seguridad alimentaria de las zonas semiáridas de los estados Lara y Falcón (PROSALAFA III)	8.631.000
Desarrollo integral y sustentable para las Zonas Áridas de los estados Nueva Esparta y Sucre (PROSANESU)	89.080.649
- MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO	**316.954.109**
Segunda Fase del Programa de Apoyo al Centro de Acción Social por la Música	316.954.109
- MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA	**4.420.864.923**
Construcción de Subestaciones Encapsuladas en SF6 en la Zona Urbana de Maracaibo	363.298.835
Rehabilitación de las Unidades 1 a 6 de la Casa de Máquinas 1 de la Central Hidroeléctrica Simón Bolívar (Guri)	2.525.266.208
Fortalecimiento y Desarrollo Institucional de CORPOELEC	404.556.590

Consolidación de los Sistemas de Transmisión en las Regiones Occidental y Oriental y Mejoras en las Redes de Distribución a Nivel Nacional	359.143.290
Suministro e instalación de cable sublacustre a 400 kV en el Lago de Maracaibo	441.000.000
Obras nuevas Termozulia II	138.600.000
Expansión de los Valles de Tuy	189.000.000
- MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS	**4.325.298.935**
Línea 5. Tramo Plaza Venezuela-Miranda II	1.018.375.441
Línea 2. El Tambor - San Antonio de Los Altos (Obras Civiles)	1.391.150.847
Línea 2, El Tambor - San Antonio de Los Altos Sistema Metro Los Teques (Equipamiento)	1.915.772.647
- MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS	**4.278.000.000**
Diseño, Construcción y Operación de un Complejo Siderúrgico	4.278.000.000
- MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS	**16.759.458.948**
Programa de Apoyo para el Fortalecimiento de Sectores Estratégicos	10.852.578.948
Programa Estratégico para la Consolidación del Sector Económico	4.016.880.000
Programa Sectorial de Enfoque Amplio para Infraestructura Vial	1.890.000.000
- MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN	**1.405.406.428**
Saneamiento y Desarrollo Integral de la Cuenca del Río Tuy	1.162.155.150
Generación de la Cartografía Básica en los estados al Norte del Río Orinoco	110.250.000
Consolidación de la Infraestructura Estadística del INE como ente rector del SEN	133.001.278
- MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS	**2.474.142.413**
Optimización de la Gestión de la Calidad del Agua en Poblaciones Mayores a Cinco Mil Habitantes	298.441.399
Atención Acueductos Rurales y Poblaciones Menores - Fase II	317.361.683
Rehabilitación y Optimización de las Plantas Mayores de Potabilización de Agua en Venezuela	415.547.900
Fortalecimiento de Capacidades Nacionales para el Manejo y Disposición Final de los Residuos y Desechos Sólidos	444.463.812

Saneamiento del Río Guaire (Fase III)	737.717.619
Optimización de la Red Hidrometeorológica Nacional	200.130.000
Saneamiento y Control del Nivel del Lago de Valencia	37.800.000
Construcción, Modernización y Optimización de la Infraestructura de los Sistemas de Abastecimiento de Agua Potable a Nivel Nacional	22.680.000
1.2 FINANCIAMIENTO DEL SERVICIO DE LA DEUDA	**87.939.696.780**
TOTAL RECURSOS	**1.548.574.181.316**

CAPÍTULO II

Presupuesto de Egresos de la República

Artículo 43.- Acuérdense los créditos presupuestarios por la cantidad de **UN BILLÓN QUINIENTOS CUARENTA Y OCHO MIL QUINIENTOS SETENTA Y CUATRO MILLONES CIENTO OCHENTA Y UN MIL TRESCIENTOS DIECISEIS BOLÍVARES (Bs. 1.548.574.181.316)**, asignándose a gastos corrientes, gastos de capital y aplicaciones financieras el límite máximo para gastar y cuya distribución interna de carácter informativo, son los montos siguientes:

CONCEPTO	BOLÍVARES
A. GASTOS CORRIENTES	1.256.028.379.694
A.1. GASTOS DE CONSUMO	311.810.066.845
A.2. GASTOS DE LA PROPIEDAD	242.606.834.505
A.3. TRANSFERENCIAS Y DONACIONES CORRIENTES	673.123.737.135
A.4. RECTIFICACIONES AL PRESUPUESTO	28.482.500.150
A.5. OTROS GASTOS CORRIENTES	5.241.059
B. GASTOS DE CAPITAL E INVERSIONES FINANCIERAS	289.595.634.563
B.1. INVERSIÓN DIRECTA	10.728.357.920
B.2. TRANSFERENCIAS Y DONACIONES DE CAPITAL	277.416.513.536
B.3. INVERSIÓN FINANCIERA	1.450.763.107
C. APLICACIONES FINANCIERAS	2.950.167.059
C.1. DISMINUCIÓN DE PASIVOS FINANCIEROS	2.950.167.059

Artículo 44.- Acuérdese el monto total de los créditos presupuestarios para cada Órgano de la República y para las rectificaciones al presupuesto de egresos, de acuerdo con la distribución siguiente:

ÓRGANOS		BOLÍVARES
01	Asamblea Nacional	5.099.886.895
02	Contraloría General de la República	1.314.768.283
03	Consejo Nacional Electoral	5.011.113.874
06	Ministerio del Poder Popular para Relaciones Exteriores	4.265.322.167
08	Ministerio del Poder Popular para la Defensa	85.377.082.544
10	Ministerio del Poder Popular para la Educación	140.135.538.168
13	Ministerio del Poder Popular para el Proceso Social de Trabajo	166.199.866.379
21	Tribunal Supremo de Justicia	18.476.382.157
23	Ministerio Público	7.266.669.892
25	Procuraduría General de la República	297.873.475
26	Ministerio del Poder Popular para Relaciones Interiores, Justicia y Paz	309.252.036.969
32	Defensoría del Pueblo	440.674.009
33	Vicepresidencia de la República	7.290.801.128
34	Ministerio del Poder Popular para la Agricultura y Tierras	11.101.927.385
36	Ministerio del Poder Popular para la Comunicación y la Información	5.202.664.105
37	Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno	22.314.333.794
38	Consejo Moral Republicano	17.049.297
39	Superintendencia Nacional de Auditoría Interna	77.659.821
41	Ministerio del Poder Popular para la Alimentación	21.496.073.978
44	Ministerio del Poder Popular para el Turismo	1.247.712.882
45	Ministerio del Poder Popular de Petróleo y Minería	3.737.139.074
46	Ministerio del Poder Popular para la Cultura	4.610.026.546
52	Ministerio del Poder Popular para los Pueblos Indígenas	594.206.675
53	Ministerio del Poder Popular para el Comercio	1.710.842.202

ÓRGANOS		BOLÍVARES
54	Ministerio del Poder Popular para la Salud	86.710.422.996
57	Ministerio del Poder Popular para las Comunas y los Movimientos Sociales	6.022.094.826
58	Ministerio del Poder Popular para la Mujer y la Igualdad de Género	5.876.494.922
59	Ministerio del Poder Popular para la Energía Eléctrica	14.505.368.868
63	Consejo Federal de Gobierno	105.975.231.407
65	Ministerio del Poder Popular para el Servicio Penitenciario	6.751.667.310
66	Ministerio del Poder Popular para Transporte Acuático y Aéreo	1.805.060.959
67	Ministerio del Poder Popular para Transporte Terrestre y Obras Públicas	22.024.860.571
68	Ministerio del Poder Popular para Industrias	13.952.809.601
69	Defensa Pública	2.984.593.925
70	Ministerio del Poder Popular de Economía y Finanzas	289.395.846.463
71	Ministerio del Poder Popular de Planificación	4.921.183.856
72	Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	110.519.756.874
74	Ministerio del Poder Popular para la Juventud y el Deporte	5.707.201.531
75	Ministerio del Poder Popular para Ecosocialismo y Aguas	11.993.383.356
76	Ministerio del Poder Popular para Hábitat y Vivienda	8.408.052.002
99	Rectificaciones	28.482.500.150
	TOTAL PRESUPUESTO DE EGRESOS	**1.548.574.181.316**

01

Asamblea Nacional

ASAMBLEA NACIONAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Asamblea Nacional, para el año 2016 se plantea proseguir con el fortalecimiento de la plataforma legislativa del país, así como continuar con el ejercicio del control sobre las acciones que desarrolla el Gobierno Nacional y sus instituciones, de acuerdo a lo establecido en la Constitución de la República Bolivariana de Venezuela, con la participación activa y protagónica del Poder Popular, en respuesta a los cambios que se gestan en los ámbitos económico, político, social y cultural, que garanticen los derechos y deberes del pueblo soberano, así como la construcción del Socialismo Bolivariano del Siglo XXI, para alcanzar la mayor suma de felicidad y estabilidad política del país.

En este sentido, la Asamblea Nacional a través de sus proyectos y acciones centralizadas busca fortalecer la iniciativa legislativa popular, implementando mecanismos que den cabida a la optimización de la gestión legislativa, con el propósito de consolidar una nueva Institucionalidad Democrática, de conformidad con las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", orientando los Créditos Presupuestarios asignados por el Ejecutivo Nacional hacia el financiamiento de las siguientes Políticas del Gasto Público:

- Generar un marco legislativo en las materias de competencia nacional y sobre el funcionamiento de las distintas ramas del Poder Nacional, así como, ejercer las funciones de control sobre el Gobierno y la Administración Pública Nacional.
- Impulsar la participación del Poder Popular como Pueblo Legislador.
- Desarrollar la plataforma legislativa que consolide el empoderamiento del Poder Popular.
- Promover la integración solidaria de las regiones Amazónica, Indígena y Latinoamericana, a través de instrumentos parlamentarios, dentro de los principios fundamentales de igualdad, solidaridad y soberanía de los pueblos.
- Fortalecer e impulsar los principios de integración y solidaridad internacional con los países hermanos, grupos regionales y aliados estratégicos.
- Impulsar la política y estrategia comunicacional que difunda el trabajo parlamentario.
- Promover espacios comunicacionales para la participación protagónica del Poder Popular en la Gestión Legislativa Nacional.
- Adecuar la estructura tecnológica para garantizar la calidad de los servicios informáticos en la gestión legislativa, impulsando la participación ciudadana en línea, a través de una infraestructura moderna y estable.
- Mantener en óptimas condiciones las instalaciones y el patrimonio cultural e histórico de la Asamblea Nacional.
- Coadyuvar en la mayor suma de felicidad mediante programas sociales integrales de carácter médico-asistencial, económico y social.
- Difundir el pensamiento revolucionario a través de la publicación y distribución de obras literarias que priorizan la acción legislativa y fortalezcan la participación activa y protagónica del Pueblo Legislador.
- Promover la eficiencia, transparencia y simplificación de la gestión en la Asamblea Nacional y sus Entes.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
					Género			Ingresos Extraordinarios				
N.E.	Ppto.		Unidad de Medida	Cant.	Fem.	Masc.	Ingresos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
129142	010063000	Gestión Parlamentaria de la Asamblea Nacional	Instrumento	1.325			1.925.800.778					1.925.800.778
129171	010064000	Mantenimiento de la infraestructura y modernización de la plataforma tecnológica de la Asamblea Nacional al servicio del pueblo legislador	Obra	30			781.189.768					781.189.768
129186	010065000	Gestión del Parlamento Indígena	Instrumento	42			34.158.757					34.158.757
129149	010066000	Gestión del Parlamento Amazónico	Instrumento	23			9.217.442					9.217.442
129169	010067000	Gestión del Parlamento Latinoamericano	Instrumento	53			99.765.258					99.765.258
	019999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar	339.645.662			339.645.662					339.645.662
		TOTAL					3.189.777.665					3.189.777.665

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
010001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	669.026.245					669.026.245
010002000	Gestión administrativa	491.726.532					491.726.532
010003000	Previsión y Protección Social	749.356.453					749.356.453
	TOTAL	1.910.109.230					1.910.109.230

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**1.299**	**1.353**		**2.652**	**668.147.257**		**668.147.257**
Altos Funcionarios y de Elección Popular	29	146		175	58.850.000		58.850.000
Alto Nivel y de Dirección	208	243		451	114.277.750		114.277.750
Profesional y Técnico	520	234		754	173.615.029		173.615.029
Personal Administrativo	288	154		442	122.565.852		122.565.852
Obrero	254	576		830	198.838.626		198.838.626
Personal Contratado	**149**	**149**		**298**	**83.873.623**		**83.873.623**
Profesional y Técnico	86	73		159	47.446.543		47.446.543
Personal Administrativo	63	76		139	36.427.080		36.427.080
TOTAL	**1.448**	**1.502**		**2.950**	**752.020.880**		**752.020.880**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**591**	**476**	**1.067**	**149.476.138**
Empleados	591	476	1.067	149.476.138
Jubilados	**110**	**63**	**173**	**601.319.843**
Empleados	110	63	173	601.319.843
TOTAL	701	539	1.240	750.795.981

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	2.896.773.190					2.896.773.190
4.02	Materiales, suministros y mercancías	289.551.770					289.551.770
4.03	Servicios no personales	405.207.885					405.207.885
4.04	Activos reales	274.089.502					274.089.502
4.07	Transferencias y donaciones	1.214.774.548					1.214.774.548
4.11	Disminución de pasivos	19.490.000					19.490.000
	TOTAL	**5.099.886.895**					**5.099.886.895**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	409.936.419					409.936.419
4.07.01.00.00	Transferencias y donaciones corrientes internas	409.936.419					409.936.419
4.07.01.03.00	Transferencias corrientes internas al sector público	409.936.419					409.936.419
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	409.936.419					409.936.419
	- A0234 Fundación Cardiovascular de la Asamblea Nacional	20.417.857					20.417.857
	- A0238 Instituto de Previsión Social del Parlamentario	204.573.165					204.573.165
	- A0287 Fundación Fondo Editorial de la Asamblea Nacional "Willian Lara"	14.839.393					14.839.393
	- A0291 Fundación de Atención Integral al Pueblo Legislador	69.963.920					69.963.920
	- A0420 Fundación Televisora de la Asamblea Nacional (ANTV)	84.521.416					84.521.416
	- A1603 Fundación Radio de la Asamblea Nacional (A.N. RADIO)	15.620.668					15.620.668

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	1.622.648					1.622.648
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	1.622.648					1.622.648
4.07.02.01.00	Transferencias corrientes al exterior	1.622.648					1.622.648
4.07.02.01.04	Transferencias corrientes a organismos internacionales	1.622.648					1.622.648
	- I0199 Parlamento Amazónico Internacional	170.648					170.648
	- I0211 Unión Interparlamentaria Mundial	1.200.000					1.200.000
	- I0242 Parlamento Latinoamericano Internacional	252.000					252.000

PROYECTO:	COD. N.E: 129142 COD. PPTO: 010063000 Gestión Parlamentaria de la Asamblea Nacional
UNIDAD DE MEDIDA:	Instrumento
CANTIDAD:	Fem.() Mas.() Total(1.325)
ASIGNACIÓN PRESUPUESTARIA:	1.925.800.778
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Proporcionar a la República Bolivariana de Venezuela una plataforma para la gestión parlamentaria, que garantice al Poder Popular el pleno ejercicio de sus derechos y deberes constitucionales, impulsando su participación democrática y protagónica en todos los ámbitos de acción de la Asamblea Nacional, empleando mecanismos que profundicen la transformación del Poder Legislativo Nacional.
OBJETIVOS ESPECÍFICOS:	Formar proyectos de leyes, reformas y acuerdos para legislar en las materias de competencia nacional y sobre el funcionamiento de las distintas ramas del Poder Nacional, así como ejercer las funciones de control sobre el Gobierno y la Administración Pública Nacional con la participación del Pueblo Legislador, a los fines de garantizar la conformación de un cuerpo de leyes que respondan a las necesidades del país.
RESULTADO:	Plataforma Legislativa fortalecida en atención a los requerimientos del Poder Popular.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.767.782.264					1.767.782.264
4.02	Materiales, suministros y mercancías	69.935.144					69.935.144
4.03	Servicios no personales	68.763.428					68.763.428
4.04	Activos reales	11.757.442					11.757.442
4.07	Transferencias y donaciones	7.562.500					7.562.500
	TOTAL	**1.925.800.778**					**1.925.800.778**

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	1.200.000					1.200.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	1.200.000					1.200.000
4.07.02.01.00	Transferencias corrientes al exterior	1.200.000					1.200.000
4.07.02.01.04	Transferencias corrientes a organismos internacionales	1.200.000					1.200.000
	- I0211 Unión Interparlamentaria Mundial	1.200.000					1.200.000

PROYECTO:	COD. N.E: 129171 COD. PPTO: 010064000 Mantenimiento de la infraestructura y modernización de la plataforma tecnológica de la Asamblea Nacional al servicio del pueblo legislador
UNIDAD DE MEDIDA:	Obra
CANTIDAD:	Fem.() Mas.() Total(30)
ASIGNACIÓN PRESUPUESTARIA:	781.189.768
OBJETIVO HISTÓRICO:	V. Preservar la vida en el planeta y salvar a la especie humana.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Proporcionar a la República Bolivariana de Venezuela una plataforma para la gestión parlamentaria, que garantice al Poder Popular el pleno ejercicio de sus derechos y deberes constitucionales, impulsando su participación democrática y protagónica en todos los ámbitos de acción de la Asamblea Nacional, empleando mecanismos que profundicen la transformación del Poder Legislativo Nacional.
OBJETIVOS ESPECÍFICOS:	Conservar y restaurar las instalaciones y el patrimonio cultural e histórico de la Asamblea Nacional para garantizar su preservación en el tiempo, dado su valor arquitectónico, artístico, histórico, social y político, así como garantizar el desarrollo de una estructura tecnológica moderna y estable, con el fin de mantener el buen desempeño en la función legislativa y administrativa de la institución al servicio del pueblo legislador.
RESULTADO:	Patrimonio cultural e histórico conservados, espacios fisicos acondicionados, con una plataforma tecnológica ampliada y modernizada para el ejercicio del poder legislativo al servicio del pueblo.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	411.766.133					411.766.133
4.02	Materiales, suministros y mercancías	8.011.219					8.011.219
4.03	Servicios no personales	142.379.319					142.379.319
4.04	Activos reales	219.033.097					219.033.097
	TOTAL	**781.189.768**					**781.189.768**

PROYECTO:	COD. N.E: 129186 COD. PPTO: 010065000 Gestión del Parlamento Indígena
UNIDAD DE MEDIDA:	Instrumento
CANTIDAD:	Fem.() Mas.() Total(42)
ASIGNACIÓN PRESUPUESTARIA:	34.158.757
OBJETIVO HISTÓRICO:	IV. Contribuir al desarrollo de una nueva Geopolítica Internacional en la cual tome cuerpo un mundo multicéntrico y pluripolar que permita lograr el equilibrio del Universo y garantizar la paz planetaria.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Proporcionar a la República Bolivariana de Venezuela una plataforma para la gestión parlamentaria, que garantice al Poder Popular el pleno ejercicio de sus derechos y deberes constitucionales, impulsando su participación democrática y protagónica en todos los ámbitos de acción de la Asamblea Nacional, empleando mecanismos que profundicen la transformación del Poder Legislativo Nacional.
OBJETIVOS ESPECÍFICOS:	Coadyuvar a la participación activa de los pueblos y comunidades indígenas en el fortalecimiento de la nueva estructura de Estado y sus instituciones, en el marco de una sociedad multiétnica y pluricultural, consagrada en la Constitución de la República Bolivariana de Venezuela.
RESULTADO:	Instrumentos parlamentarios constituidos para el fortalecimiento de la identidad y derechos de las poblaciones indígenas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	25.162.261					25.162.261
4.02	Materiales, suministros y mercancías	1.663.094					1.663.094
4.03	Servicios no personales	2.787.645					2.787.645
4.04	Activos reales	3.618.757					3.618.757
4.07	Transferencias y donaciones	20.000					20.000
4.11	Disminución de pasivos	907.000					907.000
	TOTAL	**34.158.757**					**34.158.757**

PROYECTO:	COD. N.E: 129149 COD. PPTO: 010066000 Gestión del Parlamento Amazónico
UNIDAD DE MEDIDA:	Instrumento
CANTIDAD:	Fem.() Mas.() Total(23)
ASIGNACIÓN PRESUPUESTARIA:	9.217.442
OBJETIVO HISTÓRICO:	V. Preservar la vida en el planeta y salvar a la especie humana.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Proporcionar a la República Bolivariana de Venezuela una plataforma para la gestión parlamentaria, que garantice al Poder Popular el pleno ejercicio de sus derechos y deberes constitucionales, impulsando su participación democrática y protagónica en todos los ámbitos de acción de la Asamblea Nacional, empleando mecanismos que profundicen la transformación del Poder Legislativo Nacional.
OBJETIVOS ESPECÍFICOS:	Impulsar la integración y conservación de la Región Amazónica, a través de acuerdos nacionales e internacionales, que permitan el desarrollo de planes estratégicos conjuntos entre los estados y países miembros de la región, dirigidos a fortalecer la identidad étnica y la protección del patrimonio histórico - cultural de las comunidades nativas y pueblos de la Amazonía, así como la preservación de sus recursos naturales renovables y no renovables, considerando su valor ecológico para el planeta.
RESULTADO:	Integración y conservación de la Región Amazónica.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
			Ingresos Extraordinarios				
		Ingresos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	7.517.442					7.517.442
4.02	Materiales, suministros y mercancías	179.860					179.860
4.03	Servicios no personales	991.100					991.100
4.04	Activos reales	250.392					250.392
4.07	Transferencias y donaciones	170.648					170.648
4.11	Disminución de pasivos	108.000					108.000
	TOTAL	9.217.442					9.217.442

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	170.648					170.648
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	170.648					170.648
4.07.02.01.00	Transferencias corrientes al exterior	170.648					170.648
4.07.02.01.04	Transferencias corrientes a organismos internacionales	170.648					170.648
	- I0199 Parlamento Amazónico Internacional	170.648					170.648

PROYECTO:	COD. N.E: 129169 COD. PPTO: 010067000 Gestión del Parlamento Latinoamericano
UNIDAD DE MEDIDA:	Instrumento
CANTIDAD:	Fem.() Mas.() Total(53)
ASIGNACIÓN PRESUPUESTARIA:	99.765.258
OBJETIVO HISTÓRICO:	IV. Contribuir al desarrollo de una nueva Geopolítica Internacional en la cual tome cuerpo un mundo multicéntrico y pluripolar que permita lograr el equilibrio del Universo y garantizar la paz planetaria.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Proporcionar a la República Bolivariana de Venezuela una plataforma legislativa que garantice al Poder Popular el pleno ejercicio de sus Derechos y Deberes Constitucionales, impulsando su participación democrática y protagónica en todos los ámbitos de desarrollo de la Nación, empleando mecanismos que profundicen la transformación del Poder Legislativo Nacional.
OBJETIVOS ESPECÍFICOS:	Promover la integración de las Naciones Latinoamericanas y Caribeñas, impulsando iniciativas nacionales e internacionales, fortaleciendo al Parlamento Latinoamericano como Órgano integracionista de la Región.
RESULTADO:	Instrumentos de integración y legislación desarrollados e implementados en América Latina y el Caribe.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
			Ingresos Extraordinarios				
		Ingresos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	77.875.845					77.875.845
4.02	Materiales, suministros y mercancías	5.900.252					5.900.252
4.03	Servicios no personales	12.721.233					12.721.233
4.04	Activos reales	971.400					971.400
4.07	Transferencias y donaciones	1.821.528					1.821.528
4.11	Disminución de pasivos	475.000					475.000
	TOTAL	**99.765.258**					**99.765.258**

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	252.000					252.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	252.000					252.000
4.07.02.01.00	Transferencias corrientes al exterior	252.000					252.000
4.07.02.01.04	Transferencias corrientes a organismos internacionales	252.000					252.000
	- I0242 Parlamento Latinoamericano Internacional	252.000					252.000

PROYECTO:	COD. N.E: COD. PPTO: 019999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	Bolívar
CANTIDAD:	Fem.() Mas.() Total(339.645.662)
ASIGNACIÓN PRESUPUESTARIA:	339.645.662
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar los Recursos Financieros para Asegurar la Ejecución de los Proyectos
OBJETIVOS ESPECÍFICOS:	Transferir a los Entes los Recursos Financieros para la Ejecución de los Proyectos
RESULTADO:	Recursos Transferidos a los Entes Descentralizados para la Ejecución de los Proyectos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	339.645.662					339.645.662
	TOTAL	339.645.662					339.645.662

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
			Ingresos Extraordinarios				
		Ingresos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	339.645.662					339.645.662
4.07.01.00.00	Transferencias y donaciones corrientes internas	339.645.662					339.645.662
4.07.01.03.00	Transferencias corrientes internas al sector público	339.645.662					339.645.662
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	339.645.662					339.645.662
	- A0234 Fundación Cardiovascular de la Asamblea Nacional	11.792.302					11.792.302
	- A0238 Instituto de Previsión Social del Parlamentario	187.230.812					187.230.812
	- A0287 Fundación Fondo Editorial de la Asamblea Nacional "Willian Lara"	10.784.227					10.784.227
	- A0291 Fundación de Atención Integral al Pueblo Legislador	63.774.668					63.774.668
	- A0420 Fundación Televisora de la Asamblea Nacional (ANTV)	58.089.531					58.089.531
	- A1603 Fundación Radio de la Asamblea Nacional (A.N. RADIO)	7.974.122					7.974.122

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	606.669.245					606.669.245
4.03	Servicios no personales	62.357.000					62.357.000
	TOTAL	669.026.245					669.026.245

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancias	203.862.201					203.862.201
4.03	Servicios no personales	115.208.160					115.208.160
4.04	Activos reales	38.458.414					38.458.414
4.07	Transferencias y donaciones	116.197.757					116.197.757
4.11	Disminución de pasivos	18.000.000					18.000.000
	TOTAL	491.726.532					491.726.532

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	70.290.757					70.290.757
4.07.01.00.00	Transferencias y donaciones corrientes internas	70.290.757					70.290.757
4.07.01.03.00	Transferencias corrientes internas al sector público	70.290.757					70.290.757
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	70.290.757					70.290.757
	- A0234 Fundación Cardiovascular de la Asamblea Nacional	8.625.555					8.625.555
	- A0238 Instituto de Previsión Social del Parlamentario	17.342.353					17.342.353
	- A0287 Fundación Fondo Editorial de la Asamblea Nacional "Willian Lara"	4.055.166					4.055.166
	- A0291 Fundación de Atención Integral al Pueblo Legislador	6.189.252					6.189.252
	- A0420 Fundación Televisora de la Asamblea Nacional (ANTV)	26.431.885					26.431.885
	- A1603 Fundación Radio de la Asamblea Nacional (A.N. RADIO)	7.646.546					7.646.546

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
			Ingresos Extraordinarios				
		Ingresos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	749.356.453					749.356.453
	TOTAL	749.356.453					749.356.453

02

Contraloría General de la República

CONTRALORÍA GENERAL DE LA REPÚBLICA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Contraloría General de la República para el ejercicio económico financiero 2016, fundamenta sus acciones y proyectos en los "Lineamientos Generales del Plan de la Patria, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", enmarcado en el segundo gran objetivo histórico "Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política para nuestro pueblo". Asimismo, el Presupuesto 2016 se orienta en aras de cumplir con las atribuciones conferidas constitucionalmente de ser el órgano de control, vigilancia y fiscalización de los ingresos, gastos, bienes públicos y bienes del Estado Venezolano, lo cual implica velar por la buena gestión en todos los ámbitos de la Administración; así como del correcto uso del patrimonio público, consolidando los principios de honestidad, participación, celeridad, eficacia, eficiencia, transparencia, rendición de cuentas y responsabilidad en el ejercicio de la función pública.

El Organismo Contralor, prevé cumplir con el pago del gasto de personal activo, pasivo (personal jubilado y pensionado) y gastos asociados, para mantener la operatividad de esta institución con los criterios de austeridad y pulcritud en el manejo de los recursos públicos. Cabe destacar, que el monto y la distribución de los recursos se corresponden con las necesidades reales para mantener la operatividad del organismo y para honrar los compromisos con los ciudadanos, dado que sobre ellos descansa el poder soberano de control y para quienes la Contraloría tiene la misión de ser el instrumento técnico en el ejercicio de su derecho a fiscalizar la correcta administración de los recursos patrimoniales de la nación, así como con las Instituciones del Estado Social de Derecho y de Justicia.

En este sentido, la Contraloría General de la República tiene previsto ejecutar, cuatro proyectos:

- Control Fiscal: para seguir ejerciendo sus labores en el campo del control, vigilancia y fiscalización de los ingresos, gastos, bienes públicos a través de la ejecución de un importante número de actuaciones en el contexto de la Auditoría de Estado.

- Asesoría y Apoyo: con miras a continuar con el desarrollo del cuerpo normativo y técnico requerido para el fortalecimiento del Sistema Nacional de Control Fiscal previsto en la Constitución de la República Bolivariana de Venezuela y en consonancia con los lineamientos del Plan estratégico del Organismo Contralor.

- Procedimientos Especiales: para realizar aquellas acciones tendentes a fomentar la lucha contra la corrupción, entre ellas, las referidas a la determinación de responsabilidades por actos hechos u omisiones que afecten el patrimonio público, la aplicación de sanciones, la atención de las denuncias de particulares y planteamientos y solicitudes de los órganos del Poder Público.

- Fortalecimiento del Poder Popular y del Sistema Nacional de Control Fiscal: para fomentar la formación en valores, moral y ética de los ciudadanos y ciudadanas en el manejo de los recursos públicos hacia la transparencia y la sana rendición de cuentas, legitimando la participación protagónica del Poder Popular.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos N.E.	Códigos Ppto.	Denominación	Meta: Unidad de Medida	Meta: Cant.	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Ordinarios	Ingresos Extraordinarios: Proyectos por Endeudamiento	Ingresos Extraordinarios: Deuda Pública	Ingresos Extraordinarios: Gestión Fiscal	Ingresos Extraordinarios: Otros Ingresos Extraordinarios	Presupuesto 2016
129312	020037000	Control Fiscal	actuación	282			139.525.450					139.525.450
129342	020038000	Asesoría y Apoyo	asesoría	1.150			63.463.848					63.463.848
129348	020039000	Procedimientos Especiales	resolución	60.516			35.500.195					35.500.195
129370	020040000	Fortalecimiento del Poder Popular y del Sistema Nacional de Control y Fiscal	asesoría	10			1.000.000					1.000.000
	029999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	bolivar	122.843.493			122.843.493					122.843.493
		TOTAL					362.332.986					362.332.986

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos: Ingresos Ordinarios	Ingresos Extraordinarios: Proyectos por Endeudamiento	Ingresos Extraordinarios: Deuda Pública	Ingresos Extraordinarios: Gestión Fiscal	Ingresos Extraordinarios: Otros Ingresos Extraordinarios	Presupuesto 2016
020001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	375.446.193					375.446.193
020002000	Gestión administrativa	233.627.229					233.627.229
020003000	Previsión y Protección Social	343.361.875					343.361.875
	TOTAL	952.435.297					952.435.297

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**433**	**409**		**842**	**150.316.683**	**13.900.613**	**164.217.296**
Altos Funcionarios y de Elección Popular		1		1	623.700		623.700
Alto Nivel y de Dirección		1		1	521.859		521.859
Directivo	11	17		28	4.691.186	418.091	5.109.277
Profesional y Técnico	352	258		610	104.664.328	9.915.274	114.579.602
Personal Administrativo	67	95		162	29.703.479	3.258.297	32.961.776
Obrero	3	37		40	10.112.131	308.951	10.421.082
Personal Fijo a Tiempo Parcial	**3**			**3**	**190.676**	**40.900**	**231.576**
Profesional y Técnico	3			3	190.676	40.900	231.576
Personal Contratado		**20**		**20**	**7.400.000**		**7.400.000**
Profesional y Técnico		20		20	7.400.000		7.400.000
TOTAL	**436**	**429**		**865**	**157.907.359**	**13.941.513**	**171.848.872**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**220**	**45**	**265**	**30.254.841**
Empleados	220	45	265	30.254.841
Jubilados	**946**	**627**	**1.573**	**313.107.034**
Empleados	946	627	1.573	313.107.034
TOTAL	**1.166**	**672**	**1.838**	**343.361.875**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	553.397.173					553.397.173
4.02	Materiales, suministros y mercancias	93.400.806					93.400.806
4.03	Servicios no personales	151.471.979					151.471.979
4.04	Activos reales	27.647.941					27.647.941
4.07	Transferencias y donaciones	483.306.584					483.306.584
4.11	Disminución de pasivos	5.543.800					5.543.800
	TOTAL	**1.314.768.283**					**1.314.768.283**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	139.653.061					139.653.061
4.07.01.00.00	Transferencias y donaciones corrientes internas	139.653.061					139.653.061
4.07.01.03.00	Transferencias corrientes internas al sector público	139.653.061					139.653.061
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	139.653.061					139.653.061
	- A0398 Fundación Instituto de Altos Estudios de Control Fiscal y Auditoria de Estado Gumersindo Torres (COFAE)	24.907.020					24.907.020
	- A0416 Fundación para los Servicios de Salud y Previsión Social de la Contraloria General de la República (SERSACON)	114.746.041					114.746.041

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	120.000					120.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	120.000					120.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	120.000					120.000
4.07.01.01.73	Subsidios a instituciones benéficas privadas	80.000					80.000
	- S0312 Cruz Roja de Venezuela	20.000					20.000
	- S0518 Fundación Amigos del Niño con Cáncer	20.000					20.000
	- S0756 Hospital San Juan de Dios.	20.000					20.000
	- S0926 Sociedad Anticancerosa de Venezuela	20.000					20.000
4.07.01.01.76	Subsidios a entidades religiosas	40.000					40.000
	- S0760 Iglesia Parroquial, San Francisco.	20.000					20.000
	- S1897 Asociación Civil Red de Casas Don Bosco	20.000					20.000

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	171.648					171.648
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	171.648					171.648
4.07.02.01.00	Transferencias corrientes al exterior	171.648					171.648
4.07.02.01.04	Transferencias corrientes a organismos internacionales	171.648					171.648
	- I0115 Organización Latinoamericana del Caribe de Entidades Fiscalizadoras Superiores (OLACEFS)	95.000					95.000
	- I0116 Organización Internacional de Entidades Fiscalizadoras Superiores (INTOSAI)	76.648					76.648

PROYECTO:	COD. N.E: 129312 COD. PPTO: 020037000 Control Fiscal
UNIDAD DE MEDIDA:	actuación
CANTIDAD:	Fem.() Mas.() Total(282)
ASIGNACIÓN PRESUPUESTARIA:	139.525.450
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Fortalecer la Auditoría de Estado y el Control del Patrimonio
OBJETIVOS ESPECÍFICOS:	Supervisar y evaluar a los órganos y entes de la Administración Pública Nacional, cuya actividad este dentro del ámbito de la educación, salud, vivienda, transporte y vialidad a fin de velar por la eficiencia, eficacia, transparencia y el correcto uso de los recursos del Patrimonio Público (ingresos, gastos y bienes)
RESULTADO:	Observaciones, recomendaciones formuladas en las actuaciones de control, y seguimiento a la acción correctiva.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	120.788.209					120.788.209
4.02	Materiales, suministros y mercancías	8.017.790					8.017.790
4.03	Servicios no personales	10.719.451					10.719.451
	TOTAL	139.525.450					139.525.450

PROYECTO:	COD. N.E: 129342 COD. PPTO: 020038000 Asesoría y Apoyo
UNIDAD DE MEDIDA:	asesoría
CANTIDAD:	Fem.() Mas.() Total(1.150)
ASIGNACIÓN PRESUPUESTARIA:	63.463.848
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Consolidar la participación ciudadana en el ejercicio del control de la gestión pública.
OBJETIVOS ESPECÍFICOS:	Prestar un servicio de calidad a través de asesorías y apoyo en los aspectos jurídicos y técnicos relacionados con el control fiscal; y a su vez promover, optimizar y consolidar la formación ciudadana en el ejercicio de las mejores prácticas del control sobre la gestión pública.
RESULTADO:	Servicio de Asesoría y Apoyo metodológicos a los integrantes del Sistema Nacional de Control Fiscal (SNCF)

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	48.278.261					48.278.261
4.02	Materiales, suministros y mercancías	4.226.464					4.226.464
4.03	Servicios no personales	10.559.123					10.559.123
4.04	Activos reales	400.000					400.000
	TOTAL	**63.463.848**					**63.463.848**

PROYECTO:	COD. N.E: 129348 COD. PPTO: 020039000 Procedimientos Especiales
UNIDAD DE MEDIDA:	resolución
CANTIDAD:	Fem.() Mas.() Total(60.516)
ASIGNACIÓN PRESUPUESTARIA:	35.500.195
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Fortalecer la auditoría de Estado y el control del patrimonio público.
OBJETIVOS ESPECÍFICOS:	Realizar los procedimientos administrativos sancionatorios como resultado de las actuaciones de control realizadas, con el fin de verificar la ocurrencia de actos, hechos u omisiones distintos a una disposición legal o sublegal.
RESULTADO:	Proceso de sanciones fiscales oportunas y ejemplarizantes.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	32.723.204					32.723.204
4.02	Materiales, suministros y mercancías	1.873.278					1.873.278
4.03	Servicios no personales	903.713					903.713
	TOTAL	**35.500.195**					**35.500.195**

PROYECTO:	COD. N.E: 129370 COD. PPTO: 020040000 Fortalecimiento del Poder Popular y del Sistema Nacional de Control y Fiscal
UNIDAD DE MEDIDA:	asesoría
CANTIDAD:	Fem.() Mas.() Total(10)
ASIGNACIÓN PRESUPUESTARIA:	1.000.000
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Consolidar la rectoría de la Contraloría General de la República en el Sistema Nacional de Control Fiscal
OBJETIVOS ESPECÍFICOS:	Fortalecer el Sistema Nacional de Control Fiscal (SNCF) y el Poder Popular, en la participación coordinada de sus integrantes bajo la rectoría de la Contraloría General de la República mediante la asesoría legal y técnica, a fin de lograr la unidad de los sistemas y procedimientos de control que garanticen el ejercicio de la soberanía popular.
RESULTADO:	Asesorías en materia de control y soberanía popular en aspectos legales y técnicos, para los Integrantes del SNCF y del Poder Popular.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	313.758					313.758
4.03	Servicios no personales	605.976					605.976
4.04	Activos reales	80.266					80.266
	TOTAL	**1.000.000**					**1.000.000**

PROYECTO:	COD. N.E: COD. PPTO: 029999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	bolívar
CANTIDAD:	Fem.() Mas.() Total(122.843.493)
ASIGNACIÓN PRESUPUESTARIA:	122.843.493
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar los Recursos Financieros para Asegurar la Ejecución de los Proyectos
OBJETIVOS ESPECÍFICOS:	Transferir a los Entes los Recursos Financieros para la Ejecución de los Proyectos
RESULTADO:	Recursos transferidos a los entes descentralizados para la ejecución de los proyectos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	122.843.493					122.843.493
	TOTAL	**122.843.493**					**122.843.493**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	122.843.493					122.843.493
4.07.01.00.00	Transferencias y donaciones corrientes internas	122.843.493					122.843.493
4.07.01.03.00	Transferencias corrientes internas al sector público	122.843.493					122.843.493
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	122.843.493					122.843.493
	- A0398 Fundación Instituto de Altos Estudios de Control Fiscal y Auditoria de Estado Gumersindo Torres (COFAE)	13.899.653					13.899.653
	- A0416 Fundación para los Servicios de Salud y Previsión Social de la Contraloría General de la República (SERSACON)	108.943.840					108.943.840

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	351.607.499					351.607.499
4.03	Servicios no personales	23.838.694					23.838.694
	TOTAL	375.446.193					375.446.193

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	78.969.516					78.969.516
4.03	Servicios no personales	104.845.022					104.845.022
4.04	Activos reales	27.167.675					27.167.675
4.07	Transferencias y donaciones	17.101.216					17.101.216
4.11	Disminución de pasivos	5.543.800					5.543.800
	TOTAL	233.627.229					233.627.229

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	16.809.568					16.809.568
4.07.01.00.00	Transferencias y donaciones corrientes internas	16.809.568					16.809.568
4.07.01.03.00	Transferencias corrientes internas al sector público	16.809.568					16.809.568
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	16.809.568					16.809.568
	- A0398 Fundación Instituto de Altos Estudios de Control Fiscal y Auditoria de Estado Gumersindo Torres (COFAE)	11.007.367					11.007.367
	- A0416 Fundación para los Servicios de Salud y Previsión Social de la Contraloría General de la República (SERSACON)	5.802.201					5.802.201

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	120.000					120.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	120.000					120.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	120.000					120.000
4.07.01.01.73	Subsidios a instituciones benéficas privadas	80.000					80.000
	- S0312 Cruz Roja de Venezuela	20.000					20.000
	- S0518 Fundación Amigos del Niño con Cáncer	20.000					20.000
	- S0756 Hospital San Juan de Dios.	20.000					20.000
	- S0926 Sociedad Anticancerosa de Venezuela	20.000					20.000
4.07.01.01.76	Subsidios a entidades religiosas	40.000					40.000
	- S0760 Iglesia Parroquial, San Francisco.	20.000					20.000
	- S1897 Asociación Civil Red de Casas Don Bosco	20.000					20.000

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	171.648					171.648
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	171.648					171.648
4.07.02.01.00	Transferencias corrientes al exterior	171.648					171.648
4.07.02.01.04	Transferencias corrientes a organismos internacionales	171.648					171.648
	- I0115 Organización Latinoamericana del Caribe de Entidades Fiscalizadoras Superiores (OLACEFS)	95.000					95.000
	- I0116 Organización Internacional de Entidades Fiscalizadoras Superiores (INTOSAI)	76.648					76.648

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	343.361.875					343.361.875
	TOTAL	**343.361.875**					**343.361.875**

03

Consejo Nacional Electoral

CONSEJO NACIONAL ELECTORAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Consejo Nacional Electoral, en su carácter rector del Poder Electoral venezolano, ha diseñado una serie de proyectos y actividades para el ejercicio económico financiero 2016, con miras a consolidar su accionar en las áreas medulares de competencia establecidas en la Constitución de la República Bolivariana de Venezuela. El evento Elecciones Regionales 2016 está llamado a ser el espacio cívico de participación política más importante del año 2016. El evento convocado para el año en referencia, marcará la pauta para el desarrollo de comicios 100% automatizados, confiables, seguros, accesibles y plurales.

En el marco de la promoción de la participación ciudadana en los asuntos públicos, el Poder Electoral continuará potenciando la creación de políticas que permitan generar espacios de encuentro para el intercambio de ideas y propuestas, todo con el objeto de fortalecer la democracia y soberanía. Se procura disminuir la brecha de la población mayor a 18 años no inscrita en el Registro Electoral, así como la actualización y depuración permanente del Registro Electoral, desplegando a nivel nacional los Centros de Inscripción y Actualización para la inclusión de las Ciudadanas y Ciudadanos en el Registro Electoral, lo que permitirá obtener un Registro Electoral actualizado.

El proceso de transferencia del Registro Civil venezolano al Consejo Nacional Electoral será otra de las actividades más destacadas durante el ejercicio 2016. Con la premisa de brindar un servicio ininterrumpido y de alta calidad, la transferencia de competencias irá generando un sistema automatizado de gestión de la data contenida en los libros de registro, optimizando la administración del mismo, con la consecuente prestación de un servicio tecnificado, oportuno e incluyente.

Para el año 2016, el Consejo Nacional Electoral presenta los siguientes proyectos institucionales que operacionalizan su objeto, alcance y competencias, formulados con estricto apego a los principios y garantías constitucionales descritas para este Poder Público Nacional. Los mismos son: Elecciones y/o Consultas 2016; Modernización Integral del Servicio Público de Registro Civil; Inscripción y Actualización para la Inclusión en el Registro Electoral Año 2016; Plan de Formación en Cultura Democrática y Participativa; Ejecución de Campañas Informativas y Publicitarias del Poder Electoral; Elecciones del Poder Popular 2016; y el Fortalecimiento de los Procesos de Supervisión y Fiscalización del Sistema Nacional de Registro Civil y de Identificación para el año 2016.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
							Ingresos Ordinarios	Ingresos Extraordinarios				
N.E.	Ppto.		Unidad de Medida	Cant.	Género			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
					Fem.	Masc.						
129283	030101000	Fortalecimiento de los Procesos de Supervisión y Fiscalización del Sistema Nacional de Registro Civil y de Identificación para el año 2016.	sistema	1			5.422.025					5.422.025
129303	030102000	Inscripción y Actualización para la Inclusión en el Registro Electoral año 2016.	centro	2.000			11.038.722					11.038.722
129315	030103000	Modernización integral del servicio público de Registro Civil.	oficina	1.183			58.349.773					58.349.773
129334	030104000	Elecciones y/o Consultas 2016.	elección	1			13.043.144					13.043.144
129353	030105000	Elecciones del Poder Popular 2016.	elección	1			2.711.012					2.711.012
129359	030106000	Ejecución de campañas informativas y publicitarias del Poder Electoral.	mensaje	478.071			32.623.729					32.623.729
129368	030107000	Plan de formación en cultura democrática y participativa	plan	2			2.711.012					2.711.012
	039999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados.	bolívar	83.816			83.816					83.816
TOTAL							125.983.233					125.983.233

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
030001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	3.028.214.819					3.028.214.819
030002000	Gestión administrativa	904.084.294					904.084.294
030003000	Previsión y Protección Social	952.831.528					952.831.528
	TOTAL	4.885.130.641					4.885.130.641

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**1.576**	**1.908**		**3.484**	**579.388.067**		**579.388.067**
Altos Funcionarios y de Elección Popular	4	4		8	8.464.283		8.464.283
Profesional y Técnico	1.053	908		1.961	332.595.405		332.595.405
Personal Administrativo	442	822		1.264	214.380.720		214.380.720
Obrero	77	174		251	23.947.659		23.947.659
Personal Contratado	**1.380**	**1.558**		**2.938**	**140.153.091**		**140.153.091**
Profesional y Técnico	182	178		360	41.160.960		41.160.960
Personal Administrativo	1.184	1.363		2.547	95.166.771		95.166.771
Obrero	14	17		31	3.825.360		3.825.360
TOTAL	**2.956**	**3.466**		**6.422**	**719.541.158**		**719.541.158**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**104**	**283**	**387**	**67.649.630**
Altos Funcionarios y de Elección Popular	2	5	7	2.073.151
Empleados	102	278	380	65.576.479
Jubilados	**1.042**	**1.570**	**2.612**	**885.181.898**
Altos Funcionarios y de Elección Popular	8	18	26	13.041.086
Empleados	1.034	1.552	2.586	872.140.812
TOTAL	**1.146**	**1.853**	**2.999**	**952.831.528**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	3.001.972.367					3.001.972.367
4.02	Materiales, suministros y mercancias	284.590.161					284.590.161
4.03	Servicios no personales	750.578.525					750.578.525
4.04	Activos reales	16.925.337					16.925.337
4.07	Transferencias y donaciones	957.047.484					957.047.484
	TOTAL	**5.011.113.874**					**5.011.113.874**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	3.083.816					3.083.816
4.07.01.00.00	Transferencias y donaciones corrientes internas	3.083.816					3.083.816
4.07.01.03.00	Transferencias corrientes internas al sector público	3.083.816					3.083.816
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.083.816					3.083.816
	- A0248 Fundación Instituto de Altos Estudios del Poder Electoral	3.083.816					3.083.816

PROYECTO:	COD. N.E: 129283 COD. PPTO: 030101000 Fortalecimiento de los Procesos de Supervisión y Fiscalización del Sistema Nacional de Registro Civil y de Identificación para el año 2016.
UNIDAD DE MEDIDA:	sistema
CANTIDAD:	Fem.() Mas.() Total(1)
ASIGNACIÓN PRESUPUESTARIA:	5.422.025
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Consolidar el Sistema Nacional de Registro Civil e Identificación en el marco de las actuaciones y funcionamiento de los Órganos de Gestión y Órganos Cooperadores, garantizando la identidad como herramienta de derecho y justicia social y democrática
OBJETIVOS ESPECÍFICOS:	Fortalecer los procesos de supervisión y fiscalización del Sistema Nacional de Registro Civil y de Identificación, para garantizar la transparencia en la emisión de los documentos que les otorgan la identidad a personas en el territorio nacional.
RESULTADO:	Sistema Automatizado de Supervisión y Fiscalización de Registro Civil e Identificación instalado en los centros y adecuados tecnológicamente.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.03	Servicios no personales	2.366.646					2.366.646
4.04	Activos reales	3.055.379					3.055.379
	TOTAL	5.422.025					5.422.025

PROYECTO:	COD. N.E: 129303 COD. PPTO: 030102000 Inscripción y Actualización para la Inclusión en el Registro Electoral año 2016.
UNIDAD DE MEDIDA:	centro
CANTIDAD:	Fem.() Mas.() Total(2.000)
ASIGNACIÓN PRESUPUESTARIA:	11.038.722
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Avanzar en la consolidación de un Registro Electoral inclusivo, auditable, confiable y automatizado, que incentive la participación política.
OBJETIVOS ESPECÍFICOS:	Implantar los mecanismos necesarios para la inscripción, actualización y depuración de las electoras y electores en el Registro Electoral.
RESULTADO:	Centros de Inscripción y Actualización para la inscripción, actualización y depuración de la data de las electoras y electores en el Registro Electoral.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	8.277.960					8.277.960
4.03	Servicios no personales	2.077.762					2.077.762
4.04	Activos reales	683.000					683.000
	TOTAL	**11.038.722**					**11.038.722**

PROYECTO:	COD. N.E: 129315 COD. PPTO: 030103000 Modernización integral del servicio público de Registro Civil.
UNIDAD DE MEDIDA:	oficina
CANTIDAD:	Fem.() Mas.() Total(1.183)
ASIGNACIÓN PRESUPUESTARIA:	58.349.773
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Avanzar en el fortalecimiento del Derecho a la identidad como derecho humano fundamental para el Estado Venezolano, a través del cumplimiento de las disposiciones contenidas en la Ley Orgánica de Registro Civil.
OBJETIVOS ESPECÍFICOS:	Garantizar a la población la prestación del Servicio Público de Registro Civil, a través de la inscripción de los hechos vitales y el registro de actos jurídicos, consolidando la organización, administración y funcionamiento de este servicio público.
RESULTADO:	Un servicio público de Registro Civil con cobertura en el territorio nacional, asegurando la inscripción de los hechos vitales y el registro de actos jurídicos de todas y todos los habitantes de la República Bolivariana de Venezuela (Art. 3 y 88 de la Ley Orgánica de Registro Civil).

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	40.420.071					40.420.071
4.03	Servicios no personales	17.929.702					17.929.702
	TOTAL	**58.349.773**					**58.349.773**

PROYECTO:	COD. N.E: 129334 COD. PPTO: 030104000 Elecciones y/o Consultas 2016.
UNIDAD DE MEDIDA:	elección
CANTIDAD:	Fem.() Mas.() Total(1)
ASIGNACIÓN PRESUPUESTARIA:	13.043.144
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Optimizar los procesos que contribuyen y garantizan el ejercicio democrático de ciudadania y derechos politicos.
OBJETIVOS ESPECÍFICOS:	Garantizar la celebración de procesos de participación cívica a nivel nacional, estadal y municipal, con altos niveles de eficacia y eficiencia, 100% automatizados y con un nivel de participación del 100% de las electoras y electores inscritos en el Registro Electoral.
RESULTADO:	Realización del proceso comicial correspondiente a: Elecciones Regionales 2016.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.03	Servicios no personales	13.043.144					13.043.144
	TOTAL	13.043.144					13.043.144

PROYECTO:	COD. N.E: 129353 COD. PPTO: 030105000 Elecciones del Poder Popular 2016.
UNIDAD DE MEDIDA:	elección
CANTIDAD:	Fem.() Mas.() Total(1)
ASIGNACIÓN PRESUPUESTARIA:	2.711.012
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Fomentar el desarrollo de una cultura política ciudadana, con criterio y sentido ético, sustentada en derechos y responsabilidades.
OBJETIVOS ESPECÍFICOS:	Apoyar la celebración de procesos electorales con la participación directa y protagónica del Poder Popular, con altos niveles de eficacia, eficiencia y automatizados con la participación de las electoras y electores inscritos en el Registro Electoral Comunal.
RESULTADO:	Atender 100 procesos automatizados de Referendum Consultivos, para la aprobación de las Cartas Fundacionales.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.03	Servicios no personales	2.711.012					2.711.012
	TOTAL	**2.711.012**					**2.711.012**

PROYECTO:	COD. N.E: 129359 COD. PPTO: 030106000 Ejecución de campañas informativas y publicitarias del Poder Electoral.
UNIDAD DE MEDIDA:	mensaje
CANTIDAD:	Fem.() Mas.() Total(478.071)
ASIGNACIÓN PRESUPUESTARIA:	32.623.729
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Fomentar el desarrollo de una cultura política ciudadana con criterio y sentido ético, sustentada en derechos y responsabilidades.
OBJETIVOS ESPECÍFICOS:	Posicionar al Consejo Nacional Electoral como un árbitro confiable y seguro, responsable de la transparencia de los procesos electorales y referendarios; que garantiza a los venezolanos y las venezolanas la eficiente organización de todos los actos electorales que se realicen en el país y en particular, la claridad, equidad y credibilidad de estos procesos y sus resultados para elevar y sostener el prestigio de la institución electoral. Además posicionarla como una institución eficaz en la tramitación de documentos del Registro Civil
RESULTADO:	Mensajes difundidos, población informada.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.03	Servicios no personales	32.608.729					32.608.729
4.04	Activos reales	15.000					15.000
	TOTAL	**32.623.729**					**32.623.729**

PROYECTO:	COD. N.E: 129368 COD. PPTO: 030107000 Plan de formación en cultura democrática y participativa
UNIDAD DE MEDIDA:	plan
CANTIDAD:	Fem.() Mas.() Total(2)
ASIGNACIÓN PRESUPUESTARIA:	2.711.012
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Optimizar los procesos que contribuyen y garantizan el ejercicio democrático de ciudadanía y derechos políticos.
OBJETIVOS ESPECÍFICOS:	Promover la participación política en la población estudiantil venezolana de 5to año de bachillerato, como uno de los medios del fomento y fortalecimiento de la ciudadanía.
RESULTADO:	Plan implementado

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.03	Servicios no personales	2.711.012					2.711.012
	TOTAL	2.711.012					2.711.012

PROYECTO:	COD. N.E: COD. PPTO: 039999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados.
UNIDAD DE MEDIDA:	bolívar
CANTIDAD:	Fem.() Mas.() Total(83.816)
ASIGNACIÓN PRESUPUESTARIA:	83.816
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar los Recursos Financieros a la Fundación Instituto de Altos Estudios del Poder Electoral para Asegurar la Ejecución de los Proyectos
OBJETIVOS ESPECÍFICOS:	Transferir a la Fundación Institutos de Altos Estudios del Poder Electoral los Recursos Financieros para la Ejecución de sus Proyectos
RESULTADO:	Recursos transferidos a los entes descentralizados para la ejecución de los proyectos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	83.816					83.816
	TOTAL	**83.816**					**83.816**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos: Ingresos Ordinarios	Ingresos Extraordinarios: Proyectos por Endeudamiento	Ingresos Extraordinarios: Deuda Pública	Ingresos Extraordinarios: Gestión Fiscal	Ingresos Extraordinarios: Otros Ingresos Extraordinarios	Presupuesto 2016
4.07.00.00.00	Transferencias y donaciones	83.816					83.816
4.07.01.00.00	Transferencias y donaciones corrientes internas	83.816					83.816
4.07.01.03.00	Transferencias corrientes internas al sector público	83.816					83.816
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	83.816					83.816
	- A0248 Fundación Instituto de Altos Estudios del Poder Electoral	83.816					83.816

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Ordinarios	Ingresos Extraordinarios: Proyectos por Endeudamiento	Ingresos Extraordinarios: Deuda Pública	Ingresos Extraordinarios: Gestión Fiscal	Ingresos Extraordinarios: Otros Ingresos Extraordinarios	Presupuesto 2016
4.01	Gastos de personal	3.001.972.367					3.001.972.367
4.03	Servicios no personales	26.242.452					26.242.452
	TOTAL	3.028.214.819					3.028.214.819

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	235.892.130					235.892.130
4.03	Servicios no personales	650.888.066					650.888.066
4.04	Activos reales	13.171.958					13.171.958
4.07	Transferencias y donaciones	4.132.140					4.132.140
	TOTAL	904.084.294					904.084.294

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	3.000.000					3.000.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	3.000.000					3.000.000
4.07.01.03.00	Transferencias corrientes internas al sector público	3.000.000					3.000.000
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.000.000					3.000.000
	- A0248 Fundación Instituto de Altos Estudios del Poder Electoral	3.000.000					3.000.000

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	952.831.528					952.831.528
	TOTAL	952.831.528					952.831.528

06

Ministerio del Poder Popular para Relaciones Exteriores

MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Para el año 2016, los objetivos de la política exterior de la República Bolivariana de Venezuela estarán orientados en las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019"; el cual representa la brújula estratégica que guiará por la ruta hacia la construcción del Socialismo Bolivariano del siglo XXI, en el marco del impulso y desarrollo de una nueva geopolítica internacional y la consecuente consolidación de diferentes bloques regionales en lo geopolítico y geoeconómico en función de poder configurar el mundo multicéntrico y pluripolar. Por tales razones, es vital para la Revolución Bolivariana establecer diferentes alianzas en función de objetivos comunes en lo político, cultural, geopolítico, histórico y económico, que garanticen la presencia determinante de Venezuela en el tablero mundial, a partir de la profundización de las relaciones internacionales en las diferentes áreas de interés geoestratégicas, los organismos multilaterales y las naciones que las constituyen.

Dentro de las atribuciones de la Cancillería se encuentran: "La conducción de las relaciones con los Estados, dentro del territorio o en el exterior a través de las Misiones", estas últimas, elementos fundamentales e indispensables para la ejecución de la Política Exterior eficiente. Las 174 Misiones Diplomáticas, Oficinas Consulares y Representaciones Permanentes ante Organismos Internacionales, conforman un cuerpo diplomático comprometido con los ideales Bolivarianos y con la consolidación de los cinco Objetivos Históricos de las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", en el ámbito internacional. La República Bolivariana de Venezuela ha tenido un avance importante en su posicionamiento en la Geopolítica Internacional, logros que se han tejido como producto de la formulación y puesta en práctica de políticas y estrategias bien definidas y orientadas que han permitido fundamentalmente, el fortalecimiento de la soberanía nacional y la integración latinoamericana, promoción de nuevos paradigmas que conlleven hacia un mundo pluripolar y la diversificación definitiva de las relaciones internacionales, que se constituyen en un punto importante de la política exterior.

En este sentido, producto de las coyunturas internas y externas, se hace necesario continuar desempeñando el papel protagónico de Venezuela en la región y el mundo, en función de consolidar la unión de nuestra América a través de organismos como la Celac, Mercosur, Alba, Unasur, Petrocaribe y ASA, hasta lograr el desmontaje completo de la ya debilitada hegemonía mundial y de los órganos internacionales supeditados a mantener el statu quo global. El fortalecimiento por ejemplo de la alianza para los pueblos de nuestra América – Tratado de Comercio de los Pueblos (Alba-TCP), juega un rol fundamental como primer anillo de seguridad internacional de la diplomacia bolivariana. Su interacción y defensa de los intereses latinoamericano y caribeño en los grandes foros internacionales es vital y fundamental en la consolidación y expansión de nuevos esquemas de interacción económica, política y social. Para el año 2016 las acciones estratégicas de la política exterior venezolana, pretende fortalecer el papel de la comunidad de Estados Latinoamericanos y Caribeños (Celac), como espacio político, económico, social y cultural de la región, así como también, el de elevar a un nivel superior las alianzas estratégicas con la República Popular China, la Federación de Rusia, la República de la India y la República de Sudáfrica, en el que Venezuela juega un papel importante. Además de ello, la República Bolivariana de Venezuela se mantiene con un papel activo en el Consejo de Seguridad de la Organización de las Naciones Unidas (ONU) como miembro No-Permanente, esto permitirá entre otros aspectos, denunciar dentro del propio seno de la ONU, las acciones punitivas e injustas que toman las potencias hegemónicas en contra de los pueblos que buscan aumentar su autonomía y deslindarse del yugo histórico que estos grandes imperios neocoloniales han impuesto.

Los esfuerzos del Ministerio del Poder Popular para Relaciones Exteriores, a través de la ejecución de la política exterior bolivariana, continuaran orientados a fortalecer el posicionamiento de Venezuela en el escenario internacional, mediante la ejecución de iniciativas, acciones y proyectos estratégicos cuya intervención de la diplomacia dura y blanda promoverán e impulsaran instrumentos políticos, económicos, comerciales y culturales, con todos los países del mundo, de manera que garantice el desarrollo común de las naciones, de los pueblos y la seguridad colectiva del ser humano que habita en un mundo convulsionado y en crisis, donde las potencias mundiales, pugnan por imponer su agenda política en beneficio propio y de sus sistemas políticos económicos. En este sentido, Venezuela se despliega en un frente de batalla diplomático, y para ello, deberá enfocar sus esfuerzos por lograr reducir el impacto del ataque mediático y matrices de opinión adversos y discusiones dentro del ámbito gubernamental de los países aliados de Estados Unidos, y que los mismos sean respondidos de manera oportuna por los representantes oficiales en dichos países, así como por personalidades de las academias, y simpatizantes en general que apoyan el proceso de transformación que se construye desde la patria de Bolívar.

Todo esto es posible mediante un riguroso ejercicio de diplomacia activa, profesional y comprometida con los intereses de la patria, cuya filosofía esté sustentada en la doctrina bolivariana, expresada en la Carta de Jamaica del 6 de Septiembre de 1815, el Congreso de Angostura del 15 de Febrero de 1819 y el Congreso Anfictiónico de Panamá del 22 de Junio de 1826, sumado a lo consagrado en la Constitución Nacional de la República Bolivariana de Venezuela y en las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019, instrumento que consagra la visión multicéntrica y pluripolar trazada por el presidente eterno, Comandante Hugo Rafael Chávez Frías.

En este marco, el Ministerio del Poder Popular para Relaciones Exteriores continuara aplicando para el ejercicio 2016 una política presupuestaria comprensible, factible y dinámica, cumpliendo con los criterios recomendados por los órganos rectores en materia de Planificación y Presupuesto, atendiendo las perspectivas de las variables que representen el equilibrio de ingresos y gastos en dicho ejercicio, considerando las limitaciones fiscales existentes, orientando la aplicación de los recursos disponibles con criterio de austeridad, maximizando la eficiencia en el gasto, de acuerdo con lo establecido en el Decreto 6.649 mediante el cual se dictó el Instructivo Presidencial para la Eliminación del Gasto Suntuario o Superfluo en el Sector Público Nacional.

En el contexto del Plan Operativo Anual Institucional (Poai) 2016, el Ministerio del Poder Popular para Relaciones Exteriores mantiene una estructura metodológica y política que permite mezclar criterios técnicos y metodológicos para adaptarlos a la dinámica de la Política Exterior y su papel protagónico en la construcción de la Gran Potencia Naciente de América Latina y el Caribe conforme al Artículo 153 de la Constitución de la República Bolivariana de Venezuela y los Objetivos Históricos 3 y 4 de las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019". A tal efecto, el POA busca plasmar la vinculación Plan-Presupuesto a través del análisis científico de los desafíos que presenta el sector de la política y relaciones exteriores, partiendo de un diagnóstico de los desafíos y obstáculos estructurales y coyunturales del panorama regional, hemisférico y global que permita diseñar los objetivos, estrategias y metas que den cumplimiento a lo establecido en las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo plan Socialista de Desarrollo y Social de la Nación 2013-2019". Para el año 2016, el Ministerio ejecutará un conjunto de proyectos estratégicos cuyo objetivo principal es fortalecer la soberanía nacional vigorizando y ampliando las alianzas orientadas a la conformación del bloque geopolítico regional y de un mundo multipolar.

RESUMEN DE PROYECTOS DEL ÓRGANO DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Meta				Fecha de inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
N.E	Ppto.		Unidad de Medida	Cant.	Género								
					Fem.	Masc.							
125473	060058000	Impulsar las fases de la Política Exterior Bolivariana dentro de la Gran Potencia Naciente de América Latina y el Caribe en el marco de la construcción de un mundo pluripolar para el periodo 2015-2019.	Servicio	1			01/01/2015	31/12/2017	1.500.000	2.500.000	31.000.000		35.000.000
		TOTAL							1.500.000	2.500.000	31.000.000		35.000.000

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
							Ingresos Ordinarios	Ingresos Extraordinarios				
N.E.	Ppto.		Unidad de Medida	Cant.	Género			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
					Fem.	Masc.						
125473	060058000	Impulsar las fases de la Política Exterior Bolivariana dentro de la Gran Potencia Naciente de América Latina y el Caribe en el marco de la construcción de un mundo pluripolar para el periodo 2015-2019.	Servicio	1			2.500.000					2.500.000
127668	060061000	Fortalecimiento de la eficiencia político administrativa y calidad revolucionaria del MPPRE	Actividad	16.695			14.582.100					14.582.100
127669	060062000	Ejecución de Iniciativas Estratégicas de diplomacia dura y blanda en el marco de la Política Exterior Bolivariana	Acción	1.021			12.726.662					12.726.662
127673	060063000	Ejecución de Iniciativas Estratégicas Mancomunadas de alto impacto político en el ámbito regional, hemisférico y mundial	Actividad	268			39.380.397					39.380.397
127677	060064000	Mantenimiento Integral y actualización de las instalaciones del Ministerio del Poder Popular para Relaciones Exteriores.	Actividad	11.711			110.809.923					110.809.923

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta			Recursos		Presupuesto 2016
N.E.	Ppto.		Unidad de Medida	Cant.	Género	Ingresos Ordinarios	Ingresos Extraordinarios	
127680	060065000	Fortalecimiento operativo de las Misiones Diplomáticas, Oficinas Consulares y Representaciones Permanentes de la República Bolivariana de Venezuela, acreditadas en el servicio exterior.	Informe	2.076		583.500.056		583.500.056
127710	060066000	Identificar, determinar y preservar en una primera fase la frontera terrestre, fluvial y marítima de la República Bolivariana de Venezuela con los países vecinos.	Actividad	22		3.996.032		3.996.032
127716	060067000	Fortalecimiento de la política exterior cultural de la República Bolivariana de Venezuela	Actividad	459		3.620.789		3.620.789
127734	060068000	Ejecución de actuaciones diplomáticas y consulares de nuestras Misiones Diplomáticas, Oficinas Consulares y Representaciones Permanentes ante organismos internacionales que promuevan la identidad nacional y nuestroamericana	Actuación	1.684		31.366.307		31.366.307
127739	060069000	Fortalecimiento de la presencia de la República Bolivariana de Venezuela en los organismos multilaterales y en los Foros de Diálogo y Concertación política, particularmente en materia de integración	Actividad	149		33.059.347		33.059.347
	069999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolivar	19.716.241		19.716.241		19.716.241
TOTAL						855.257.854		855.257.854

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
060001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	2.708.778.857					2.708.778.857
060002000	Gestión administrativa	373.133.134					373.133.134
060003000	Previsión y Protección Social	328.152.322					328.152.322
	TOTAL	3.410.064.313					3.410.064.313

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**521**	**1.069**		**1.590**	**290.553.648**	**51.392.300**	**341.945.948**
Altos Funcionarios y de Elección Popular	1			1	100.935	88.179	189.114
Alto Nivel y de Dirección		7		7	706.544	613.554	1.320.098
Directivo	35	16		51	4.050.000	7.620.214	11.670.214
Profesional y Técnico	240	318		558	110.780.343	20.161.656	130.941.999
Personal Administrativo	200	434		634	125.868.706	22.908.697	148.777.403
Obrero	45	294		339	49.047.120		49.047.120
Personal Contratado	**1.522**	**1.219**		**2.741**	**339.153.176**		**339.153.176**
Profesional y Técnico	1.292	933		2.225	266.455.704		266.455.704
Personal Administrativo	230	256		486	72.483.722		72.483.722
Obrero		30		30	213.750		213.750
TOTAL	**2.043**	**2.288**		**4.331**	**629.706.824**	**51.392.300**	**681.099.124**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**223**	**52**	**275**	**61.359.424**
Empleados	223	52	275	61.359.424
Jubilados	**614**	**570**	**1.184**	**266.792.898**
Empleados	548	431	979	220.599.871
Obreros	66	139	205	46.193.027
TOTAL	**837**	**622**	**1.459**	**328.152.322**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	2.893.026.749					2.893.026.749
4.02	Materiales, suministros y mercancías	178.792.480					178.792.480
4.03	Servicios no personales	766.971.122					766.971.122
4.04	Activos reales	25.169.011					25.169.011
4.06	Gastos de defensa y seguridad del estado	6.300.000					6.300.000
4.07	Transferencias y donaciones	363.789.621					363.789.621
4.11	Disminución de pasivos	31.273.184					31.273.184
	TOTAL	**4.265.322.167**					**4.265.322.167**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	25.194.619					25.194.619
4.07.01.00.00	Transferencias y donaciones corrientes internas	25.194.619					25.194.619
4.07.01.03.00	Transferencias corrientes internas al sector público	25.194.619					25.194.619
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	25.194.619					25.194.619
	- A0170 Servicio Autónomo Instituto de Altos Estudios Diplomáticos Pedro Gual	25.194.619					25.194.619

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	3.300.000					3.300.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	3.300.000					3.300.000
4.07.02.01.00	Transferencias corrientes al exterior	3.300.000					3.300.000
4.07.02.01.04	Transferencias corrientes a organismos internacionales	3.300.000					3.300.000
	- I0077 Organización de las Naciones Unidas (ONU)	3.300.000					3.300.000

PROYECTO: COD. N.E: 125473 COD. PPTO: 060058000 Impulsar las fases de la Política Exterior Bolivariana dentro de la Gran Potencia Naciente de América Latina y el Caribe en el marco de la construcción de un mundo pluripolar para el periodo 2015-2019.

UNIDAD DE MEDIDA: Servicio

CANTIDAD: Fem.() Mas.() Total(1)

ASIGNACIÓN PRESUPUESTARIA: 2.500.000

OBJETIVO HISTÓRICO: IV. Contribuir al desarrollo de una nueva Geopolítica Internacional en la cual tome cuerpo un mundo multicéntrico y pluripolar que permita lograr el equilibrio del Universo y garantizar la paz planetaria.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Construir la institucionalidad de un nuevo orden de integración financiera y el establecimiento del comercio justo.

OBJETIVOS ESPECÍFICOS: Fortalecer los mecanismos de integración de América Latina y el Caribe, aumentado su capacidad de acción hacia la conformación de una Gran Zona Económica que apalanque procesos de industrialización regional conjunta a través de estrategias de cooperación internacional.

RESULTADO: Servicio de representación diplomática orientada al cumplimiento de las fases de la política exterior Bolivariana.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.03	Servicios no personales	2.500.000					2.500.000
	TOTAL	2.500.000					2.500.000

PROYECTO: COD. N.E: 127668 COD. PPTO: 060061000 Fortalecimiento de la eficiencia politico administrativa y calidad revolucionaria del Ministerio del Poder Popular para Relaciones Exteriores

UNIDAD DE MEDIDA: Actividad

CANTIDAD: Fem.() Mas.() Total(16.695)

ASIGNACIÓN PRESUPUESTARIA: 14.582.100

OBJETIVO HISTÓRICO: II. Continuar construyendo el Socialismo Bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Reimpulsar la nueva institucionalidad Bolivariana en el Ministerio del Poder Popular para Relaciones Exteriores, con la finalidad de fortalecer la política exterior venezolana.

OBJETIVOS ESPECÍFICOS: El Ministerio del Poder Popular para las Relaciones Exteriores, entrará en un proceso de reimpulso en su estructura organizativa y administrativa que la mantenga acorde con los tiempos revolucionarios de la actualidad. Con la entrada en vigencia de la nueva Ley Orgánica del Servicio Exterior, los procedimientos administrativos del Ministerio del Poder Popular para Relaciones Exteriores serán rediseñados y actualizados con el soporte financiero y logístico necesario para garantizar la máxima eficiencia posible.

RESULTADO: Procesos administrativos actualizados y automatizados, permitiendo una mejor distribución del tiempo.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	819.186					819.186
4.02	Materiales, suministros y mercancias	459.822					459.822
4.03	Servicios no personales	9.552.020					9.552.020
4.04	Activos reales	3.751.072					3.751.072
	TOTAL	14.582.100					14.582.100

PROYECTO:	COD. N.E: 127669 COD. PPTO: 060062000 Ejecución de Iniciativas Estratégicas de diplomacia dura y blanda en el marco de la Política Exterior Bolivariana
UNIDAD DE MEDIDA:	Acción
CANTIDAD:	Fem.() Mas.() Total(1.021)
ASIGNACIÓN PRESUPUESTARIA:	12.726.662
OBJETIVO HISTÓRICO:	IV. Contribuir al desarrollo de una nueva Geopolítica Internacional en la cual tome cuerpo un mundo multicéntrico y pluripolar que permita lograr el equilibrio del Universo y garantizar la paz planetaria.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Diversificar las relaciones diplomáticas para la creación de nuevos bloques de poder no hegemónicos, de acuerdo al establecimiento de áreas de interés geoestratégicas, para la construcción de un mundo multicéntrico y pluripolar
OBJETIVOS ESPECÍFICOS:	Garantizar la ejecución eficiente de Iniciativas Estratégicas de alto impacto que redunden en beneficios para la nación
RESULTADO:	Dirección de Planificación / Área de Planes Estratégicos y Operativos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	297.329					297.329
4.02	Materiales, suministros y mercancías	1.598.656					1.598.656
4.03	Servicios no personales	9.772.848					9.772.848
4.07	Transferencias y donaciones	1.057.829					1.057.829
	TOTAL	12.726.662					12.726.662

PROYECTO: COD. N.E: 127673 COD. PPTO: 060063000 Ejecución de Iniciativas Estratégicas Mancomunadas de alto impacto político en el ámbito regional, hemisférico y mundial

UNIDAD DE MEDIDA: Actividad

CANTIDAD: Fem.() Mas.() Total(268)

ASIGNACIÓN PRESUPUESTARIA: 39.380.397

OBJETIVO HISTÓRICO: IV. Contribuir al desarrollo de una nueva Geopolítica Internacional en la cual tome cuerpo un mundo multicéntrico y pluripolar que permita lograr el equilibrio del Universo y garantizar la paz planetaria.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Diversificar las relaciones diplomáticas para la creación de nuevos bloques de poder no hegemónicos, de acuerdo al establecimiento de áreas de interés geoestratégicas, para la construcción de un mundo multicéntrico y pluripolar.

OBJETIVOS ESPECÍFICOS: Ejecutar propuestas de política exterior a través de la metodología de Iniciativas Estratégicas Mancomunadas que generen impacto estructural de mediano y largo plazo en materia de Diplomacia Dura y Blanda que beneficien el acercamiento de los pueblos, la transferencia tecnológica y la cooperación internacional

RESULTADO: Iniciativas Estratégicas Mancomunadas de alto impacto regional y hemisférico

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	170.000					170.000
4.02	Materiales, suministros y mercancías	439.429					439.429
4.03	Servicios no personales	38.770.968					38.770.968
	TOTAL	39.380.397					39.380.397

PROYECTO: COD. N.E: 127677 COD. PPTO: 060064000 Mantenimiento Integral y actualización de las instalaciones del Ministerio del Poder Popular para Relaciones Exteriores.

UNIDAD DE MEDIDA: Actividad

CANTIDAD: Fem.() Mas.() Total(11.711)

ASIGNACIÓN PRESUPUESTARIA: 110.809.923

OBJETIVO HISTÓRICO: II. Continuar construyendo el Socialismo Bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Aumentar la capacidad operativa, administrativa y sustantiva del Ministerio del Poder Popular para Relaciones Exteriores, a través de instalaciones en óptimo estado.

OBJETIVOS ESPECÍFICOS: El Ministerio del Poder Popular para Relaciones Exteriores requiere de una infraestructura moderna eficiente que cumpla con las necesidades de los funcionarios encargados de impulsar la política exterior desde la República Bolivariana de Venezuela. El soporte estructural se ha convertido en un pilar fundamental para las actividades de toda la administración pública y se hace indispensable mantenerla en buen estado de manera eficaz y ajustada a los criterios de austeridad. En este sentido, el mantenimiento preventivo de la Casa Amarilla, patrimonio cultural del Ministerio del Poder Popular para Relaciones Exteriores y de la República Bolivariana de Venezuela, así como las remodelaciones y acondicionamiento de la torre administrativa del Ministerio producto de la desocupación progresiva de los damnificados son de vital importancia para mantener un ambiente de trabajo consonó con lo establecido en la Ley Orgánica de Prevención, Condiciones y Medio Ambiente de Trabajo.

RESULTADO: Infraestructuras rehabilitadas y en óptimas condiciones para cumplir con los mandatos de la Ley Orgánica de Prevención, Condiciones y Medio Ambiente de Trabajo (Lopcymat) y la nueva Ley Orgánica del Trabajo, Trabajadores y Trabajadoras (Lottt), cumpliendo así con un ambiente de trabajo social que reivindique las luchas laborales de los trabajadores.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	50.000					50.000
4.02	Materiales, suministros y mercancías	3.873.000					3.873.000
4.03	Servicios no personales	89.143.984					89.143.984
4.04	Activos reales	17.742.939					17.742.939
	TOTAL	**110.809.923**					**110.809.923**

PROYECTO:	COD. N.E: 127680 COD. PPTO: 060065000 Fortalecimiento operativo de las Misiones Diplomáticas, Oficinas Consulares y Representaciones Permanentes de la República Bolivariana de Venezuela, acreditadas en el servicio exterior.
UNIDAD DE MEDIDA:	Informe
CANTIDAD:	Fem.() Mas.() Total(2.076)
ASIGNACIÓN PRESUPUESTARIA:	583.500.056
OBJETIVO HISTÓRICO:	IV. Contribuir al desarrollo de una nueva Geopolítica Internacional en la cual tome cuerpo un mundo multicéntrico y pluripolar que permita lograr el equilibrio del Universo y garantizar la paz planetaria.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Diversificar las relaciones diplomáticas para la creación de nuevos bloques de poder no hegemónicos, de acuerdo al establecimiento de áreas de interés geoestratégicas, para la construcción de un mundo multicéntrico y pluripolar.
OBJETIVOS ESPECÍFICOS:	Consolidar la presencia de Venezuela en los países geoestratégicos donde se tiene representación Diplomática y Consular, a través de procesos administrativos y logísticos eficientes y dinámicos.
RESULTADO:	Nivel operativo del Servicio Exterior Bolivariano garantizado

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	260.734.093					260.734.093
4.02	Materiales, suministros y mercancías	53.278.075					53.278.075
4.03	Servicios no personales	267.606.790					267.606.790
4.07	Transferencias y donaciones	1.881.098					1.881.098
	TOTAL	**583.500.056**					**583.500.056**

PROYECTO:	COD. N.E: 127710 COD. PPTO: 060066000 Identificar, determinar y preservar en una primera fase la frontera terrestre, fluvial y marítima de la República Bolivariana de Venezuela con los países vecinos.
UNIDAD DE MEDIDA:	Actividad
CANTIDAD:	Fem.() Mas.() Total(22)
ASIGNACIÓN PRESUPUESTARIA:	3.996.032
OBJETIVO HISTÓRICO:	IV. Contribuir al desarrollo de una nueva Geopolítica Internacional en la cual tome cuerpo un mundo multicéntrico y pluripolar que permita lograr el equilibrio del Universo y garantizar la paz planetaria.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Promover el desarrollo integral de los espacios fronterizos y las relaciones bilaterales de vecindad
OBJETIVOS ESPECÍFICOS:	Fortalecer la soberanía nacional acelerando la conformación del bloque geopolítico regional y de un mundo multipolar.
RESULTADO:	Frontera fluvial, marítima y terrestre identificada y preservada, para garantizar la soberanía territorial de la República Bolivariana de Venezuela

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	213.750					213.750
4.02	Materiales, suministros y mercancías	174.060					174.060
4.03	Servicios no personales	3.608.222					3.608.222
	TOTAL	3.996.032					3.996.032

PROYECTO:	COD. N.E: 127716 COD. PPTO: 060067000 Fortalecimiento de la política exterior cultural de la República Bolivariana de Venezuela
UNIDAD DE MEDIDA:	Actividad
CANTIDAD:	Fem.() Mas.() Total(459)
ASIGNACIÓN PRESUPUESTARIA:	3.620.789
OBJETIVO HISTÓRICO:	IV. Contribuir al desarrollo de una nueva Geopolítica Internacional en la cual tome cuerpo un mundo multicéntrico y pluripolar que permita lograr el equilibrio del Universo y garantizar la paz planetaria.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Reimpulsar el intercambio cultural, educativo y científico, a fin de aumentar el impacto generado por la revolución Bolivariana en el exterior.
OBJETIVOS ESPECÍFICOS:	Aplicar estrategias para la visibilizarian y el fortalecimiento de los movimientos sociales que hacen vida en las regiones del mundo donde Venezuela tiene presencia a través de sus representaciones diplomáticas y consulares.
RESULTADO:	Servicio de representación cultural de la República Bolivariana de Venezuela en el ámbito internacional fortalecida, mediante una articulación de actividades culturales que generen un verdadero impacto en las bases populares a nivel regional, hemisférico y mundial.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	415.035					415.035
4.02	Materiales, suministros y mercancias	603.316					603.316
4.03	Servicios no personales	2.598.602					2.598.602
4.07	Transferencias y donaciones	3.836					3.836
	TOTAL	3.620.789					3.620.789

PROYECTO:	COD. N.E: 127734 COD. PPTO: 060068000 Ejecución de actuaciones diplomáticas y consulares de nuestras Misiones Diplomáticas, Oficinas Consulares y Representaciones Permanentes ante organismos internacionales que promuevan la identidad nacional y nuestroamericana
UNIDAD DE MEDIDA:	Actuación
CANTIDAD:	Fem.() Mas.() Total(1.684)
ASIGNACIÓN PRESUPUESTARIA:	31.366.307
OBJETIVO HISTÓRICO:	IV. Contribuir al desarrollo de una nueva Geopolítica Internacional en la cual tome cuerpo un mundo multicéntrico y pluripolar que permita lograr el equilibrio del Universo y garantizar la paz planetaria.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Diversificar las relaciones diplomáticas para la creación de nuevos bloques de poder no hegemónicos, de acuerdo al establecimiento de áreas de interés geoestratégicas, para la construcción de un mundo multicéntrico y pluripolar
OBJETIVOS ESPECÍFICOS:	Diseñar y promover los actos solemnes, sociales, institucionales y actuaciones oficiales de nuestras Misiones Diplomáticas, Oficinas Consulares y Representaciones Permanentes ante organismos internacionales, para la representación de la República en el contexto mundial.
RESULTADO:	Servicio de representación diplomática de Venezuela fortalecida a través de una eficiente ejecución de las actuaciones diplomáticas y consulares por medio de nuestras Misiones Diplomáticas, Oficinas Consulares y Representaciones Permanentes ante los Organismos Internacionales

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.052.989					1.052.989
4.02	Materiales, suministros y mercancías	5.419.622					5.419.622
4.03	Servicios no personales	24.693.779					24.693.779
4.07	Transferencias y donaciones	199.917					199.917
	TOTAL	31.366.307					31.366.307

PROYECTO: COD. N.E: 127739 COD. PPTO: 060069000 Fortalecimiento de la presencia de la República Bolivariana de Venezuela en los organismos multilaterales y en los Foros de Diálogo y Concertación política, particularmente en materia de integración

UNIDAD DE MEDIDA: Actividad

CANTIDAD: Fem.() Mas.() Total(149)

ASIGNACIÓN PRESUPUESTARIA: 33.059.347

OBJETIVO HISTÓRICO: IV. Contribuir al desarrollo de una nueva Geopolítica Internacional en la cual tome cuerpo un mundo multicéntrico y pluripolar que permita lograr el equilibrio del Universo y garantizar la paz planetaria.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Fortalecer la política exterior de la República Bolivariana de Venezuela en ámbito multilateral permitiendo la transformación de los sistemas internacionales de concertación política, cooperación e integración.

OBJETIVOS ESPECÍFICOS: Fortalecer la Política Multilateral e Integración del Gobierno Bolivariano en más del 50% de países miembros de las Naciones Unidas, aliados de Venezuela en los mecanismos: Celac y Mnoal para continuar desempeñando un papel protagónico en la construcción de la unión latinoamericana y caribeña, dinamizando los nuevos espacios de concertación política para garantizar la participación activa e impulso de politicas y acciones que beneficien a los pueblos de Nuestra América.

RESULTADO: Presencia activa de la República Bolivariana de Venezuela fortalecida en los organismos multilaterales y en los Foros de Diálogo y Concertación política, particularmente en materia de integración.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	533.315					533.315
4.03	Servicios no personales	7.952.848					7.952.848
4.07	Transferencias y donaciones	3.300.000					3.300.000
4.11	Disminución de pasivos	21.273.184					21.273.184
	TOTAL	**33.059.347**					**33.059.347**

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	3.300.000					3.300.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	3.300.000					3.300.000
4.07.02.01.00	Transferencias corrientes al exterior	3.300.000					3.300.000
4.07.02.01.04	Transferencias corrientes a organismos internacionales	3.300.000					3.300.000
	- I0077 Organización de las Naciones Unidas (ONU)	3.300.000					3.300.000

PROYECTO: COD. N.E: COD. PPTO: 069999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolivar

CANTIDAD: Fem.() Mas.() Total(19.716.241)

ASIGNACIÓN PRESUPUESTARIA: 19.716.241

OBJETIVO HISTÓRICO: IV. Contribuir al desarrollo de una nueva Geopolítica Internacional en la cual tome cuerpo un mundo multicéntrico y pluripolar que permita lograr el equilibrio del Universo y garantizar la paz planetaria.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Garantizar los recursos financieros para asegurar la ejecución de los proyectos

OBJETIVOS ESPECÍFICOS: Transferir a los entes los recursos financieros para la ejecución de los proyectos

RESULTADO: Recursos transferidos a los entes descentralizados para la ejecución de los proyectos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	19.716.241					19.716.241
	TOTAL	**19.716.241**					**19.716.241**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	19.716.241					19.716.241
4.07.01.00.00	Transferencias y donaciones corrientes internas	19.716.241					19.716.241
4.07.01.03.00	Transferencias corrientes internas al sector público	19.716.241					19.716.241
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	19.716.241					19.716.241
	- A0170 Servicio Autónomo Instituto de Altos Estudios Diplomáticos Pedro Gual	19.716.241					19.716.241

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	2.628.741.052					2.628.741.052
4.03	Servicios no personales	80.037.805					80.037.805
	TOTAL	2.708.778.857					2.708.778.857

ACCIÓN CENTRALIZADA: Gestión administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	112.946.500					112.946.500
4.03	Servicios no personales	230.733.256					230.733.256
4.04	Activos reales	3.675.000					3.675.000
4.06	Gastos de defensa y seguridad del estado	6.300.000					6.300.000
4.07	Transferencias y donaciones	9.478.378					9.478.378
4.11	Disminución de pasivos	10.000.000					10.000.000
	TOTAL	373.133.134					373.133.134

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	5.478.378					5.478.378
4.07.01.00.00	Transferencias y donaciones corrientes internas	5.478.378					5.478.378
4.07.01.03.00	Transferencias corrientes internas al sector público	5.478.378					5.478.378
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.478.378					5.478.378
	- A0170 Servicio Autónomo Instituto de Altos Estudios Diplomáticos Pedro Gual	5.478.378					5.478.378

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	328.152.322					328.152.322
	TOTAL	328.152.322					328.152.322

08

Ministerio del Poder Popular para la Defensa

MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Ministerio del Poder Popular para la Defensa, como parte de la Administración Pública Nacional, desarrolla su gestión institucional en el marco de las políticas implementadas por el Ejecutivo Nacional a través de las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013–2019", conformado por cinco objetivos históricos, dirigidos a la consolidación de la independencia nacional, continuación de la construcción del Socialismo Bolivariano como alternativa al modelo capitalista, transformación de Venezuela en un país potencia, conformación de un mundo multicéntrico y pluripolar, y la preservación de la vida del planeta y de la especie humana.

Considerando tales objetivos nacionales, este Despacho Ministerial desde sus particularidades, materializa el proceso de planificación necesario para cumplir con las responsabilidades asignadas como máximo órgano administrativo en materia de defensa militar, a través de los siguientes objetivos:

I. Para el cumplimiento del objetivo histórico I, "Defender expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional", la Fuerza Armada Nacional Bolivariana (Fanb), estima recursos destinados a cumplir con los objetivos nacionales orientados a garantizar la continuidad y consolidación de la Revolución Bolivariana; desarrollar nuestras capacidades científico-tecnológicas vinculadas a las necesidades del pueblo y fortalecer el poder defensivo nacional para proteger la Independencia y la soberanía nacional, asegurando los recursos y riquezas de nuestro país para las futuras generaciones.

   Establece metas de adquisición, equipamiento y mantenimiento distribuidas en el Comando Estratégico Operacional, órgano de planificación de la Fanb por cada Componente Militar, la Milicia, la Gran Misión "Negro Primero" y el Ministerio del Poder Popular para la Defensa, como órgano administrativo de defensa militar:

II. Para el cumplimiento del objetivo histórico II, "Continuar construyendo el socialismo bolivariano del siglo XXI en Venezuela, como alternativa al modelo salvaje del capitalismo y con ello asegurar la "mayor suma de seguridad social, mayor suma de estabilidad política y la mayor suma de felicidad", para nuestro pueblo", estima contribuir con los objetivos nacionales relacionados con la construcción de una sociedad igualitaria y justa; irrupción definitiva del nuevo Estado democrático y social, de derecho y de justicia.

   Para ello establece metas para garantizar los procesos judiciales, educación superior, adiestramiento, investigación, capacitación, apoyo al bienestar de la población militar, entre otras como la Gran Misión "Negro Primero".

III. Para el cumplimiento del objetivo histórico III, "Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la gran potencia naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en nuestra América", estima contribuir con los objetivos nacionales relacionados con el desarrollo del poderío económico en base al aprovechamiento óptimo de las potencialidades que ofrecen nuestros recursos para la generación de la máxima felicidad de nuestro pueblo, así como de las bases materiales para la construcción del socialismo bolivariano; ampliación y conformación del poderío militar para la defensa de la Patria y profundización del desarrollo de la nueva geopolítica nacional.

Establece metas para la prestación de servicios de relación social, actividades recreacionales, culturales, deportivas, turísticas, entre otras como la Gran Misión "Negro Primero".

IV. Para el cumplimiento del objetivo histórico V, "Contribuir con la preservación de la vida en el planeta y la salvación de la especie humana", estima contribuir con el objetivo nacional dirigido a proteger y defender la soberanía permanente del Estado sobre los recursos naturales para el beneficio supremo del pueblo, que será su principal garante. En este sentido, se prevé el logro de las metas dirigidas a conformar el equipamiento para la realización de actividades de guardería ambiental investigativa.

En este orden de ideas, el Ministerio del Poder Popular para la Defensa identifica los proyectos que conformarán su Plan Operativo Anual Institucional, con los proyectos estratégicos, así como los proyectos y las acciones centralizadas, relacionados a las operaciones específicas asociadas a los objetivos y al funcionamiento institucional.

En atención a lo descrito anteriormente, se formulan veinte (20) proyectos que involucran las principales áreas de acción en materia de gerencia, empleo del componente militar, inteligencia, logística y adquisiciones, educación y salud, que se mencionan a continuación:

1. Inversión militar de la Fuerza Armada Nacional Bolivariana.
2. Servicio de salud integral a la comunidad en general, a través de la red sanitaria militar.
3. Mejoramiento de los sistemas de inteligencia.
4. Desarrollo del sistema de seguridad y defensa.
5. Consolidar el nuevo modelo defensivo de la nueva doctrina militar bolivariana para el aseguramiento de la estabilidad, la paz y la vida de nuestro pueblo.
6. Sistema defensivo territorial por parte de la Milicia Bolivariana.
7. Asegurar la participación de los Consejos Comunales en la defensa integral de la Nación.
8. Sostenimiento logístico de las unidades y dependencias de la Fuerza Armada Nacional Bolivariana.
9. Fortalecimiento de la gestión judicial en la Jurisdicción Penal Militar (FGM).
10. Prestación de servicios diversos a las unidades militares de la Fuerza Armada Nacional Bolivariana.
11. Administración de justicia militar.
12. Mejoramiento de los sistemas de contrainteligencia militar.

13. Sistema de control y evaluación de la gestión institucional.
14. Fortalecimiento del servicio de la Defensoría Pública Militar
15. Mantenimiento y mejoramiento del sistema penitenciario militar.
16. Control y la vigilancia de la gestión fiscal con enfoque preventivo en el marco de la Constitución y la ley.
17. Servicio de seguridad, custodia y protección presidencial.
18. Implementación del sistema deportivo de la Fuerza Armada Nacional Bolivariana (Fanb).
19. Contribución al subsistema de educación básica.
20. Implementación del sistema educativo de la Fuerza Armada Nacional Bolivariana (Fanb).
21. Aportes y transferencias para financiar los proyectos de los entes descentralizados.

En el caso de los proyectos financiados con la Ley Especial de Endeudamiento Anual, se dio continuidad al proyecto de gastos de inversión militar, destinados a cumplir los siguientes compromisos:

- Se continúa efectuando los pagos correspondientes según cronograma de desembolso mediante el convenio Rusia-Venezuela, en la adquisición del sistema de armas ZU-23 (Cañones Antiaéreos).
- Se mantienen los pagos correspondientes según cronograma de desembolso mediante convenio Rusia-Venezuela, en la adquisición de soporte logístico Prha. (Piezas, repuestos, herramientas y accesorios).

El presupuesto 2016 está orientado a prever los compromisos, los recursos correspondientes al consumo por concepto de los servicios básicos, las transferencias, subsidios y donaciones que se estiman otorgar al sector privado, que responden a la política del Estado. Se mantuvieron los criterios de eliminación del gasto suntuario. Igualmente, se considera sufragar los beneficios socio-económicos, que en materia remunerativa han sido decretados, para los funcionarios públicos en sus diferentes categorías: personal militar, empleados, obreros, salud, pensionados y jubilados.

Finalmente, se mantendrán las formas de acción que se vienen aplicando:

- Medidas de austeridad, con el fin de racionalizar el consumo de servicios básicos.
- Maximización de la eficiencia administrativa de los entes descentralizados para lograr su autofinanciamiento.
- Optimización en el suministro de los medicamentos y material médico quirúrgico a los diferentes centros hospitalarios y dispensadores de salud, con el propósito de preservar y cubrir la mayor demanda posible, con la mejor calidad de servicio.
- Énfasis en las áreas fronterizas con el objeto de minimizar los problemas en esas regiones.

- Adiestramiento del personal militar y civil, mediante la optimización de los recursos financieros asignados, garantizando con ello la seguridad, defensa y desarrollo del Estado Venezolano en el ámbito militar.

Es importante señalar que dentro de su estructura presupuestaria, este Ministerio está considerando proyectos priorizados que contribuyen significativamente a fortalecer las estrategias socio económicas vinculadas al desarrollo de la Nación, de conformidad con los lineamientos generados de las mesas técnicas realizadas con el Ministerio del Poder Popular de Planificación, los cuales se describen a continuación:

1. **Consolidar el nuevo modelo defensivo de la nueva doctrina militar bolivariana para el aseguramiento de la estabilidad, la paz y la vida de nuestro pueblo.**

Con la ejecución de los planes operacionales y cartográficos en todo el territorio nacional, se logra que la población en general perciba una sensación de seguridad, estableciendo un clima de estabilidad que le permite a la ciudadanía desempeñarse libremente y eficientemente en sus labores y actividades cotidianas, así como contribuir al desarrollo integral, armónico y sostenido de la Nación.

2. **Desarrollo del sistema de seguridad y defensa.**

Se emplea a la Fuerza Armada Nacional Bolivariana en las operaciones militares estratégicas, integrales, específicas, combinadas y de apoyo en regiones estratégicas, con la finalidad de asegurar la soberanía e integridad del espacio geográfico de la Nación.

3. **Mejoramiento de los sistemas de inteligencia.**

Mejorar el sistema de inteligencia militar en cohesión con los órganos territoriales, a los fines de incrementar la obtención de información relevante para la defensa integral de la Nación.

4. **Fortalecimiento del servicio de la Defensoría Pública Militar.**

Garantizar a todo aquel ciudadano el derecho de acceder a los órganos de administración de justicia, y de esta manera hacer valer sus derechos y sus pretensiones durante los procesos judiciales y administrativos, consagrados en el ordenamiento jurídico vigente; teniendo siempre como norte, el derecho a una justicia gratuita, accesible, imparcial, idónea, transparente, autónoma, independiente, responsable, equitativa, expedita, sin dilataciones indebidas sin formalismos y sin reposiciones inútiles, siempre fundamentadas en los principios de justicia, honestidad, justicia, decoro, participación, celeridad, disciplina y responsabilidad.

5. **Mantenimiento y mejoramiento del sistema penitenciario militar.**

Garantizar la ejecución de las diferentes actividades destinadas al correcto funcionamiento de los centros de procesados militares (Ramo-verde, La Pica y Santana).

6. Fortalecimiento de la gestión judicial en la Jurisdicción Penal Militar (FGM).

Velar por el cumplimiento de las disposiciones constitucionales, legales y reglamentarias, aplicables en forma directa o supletoria, que rigen las obligaciones inherentes a los miembros o no de la Fuerza Armada Nacional Bolivariana en la jurisdicción penal militar, con el propósito de contribuir al logro de la justicia y la preservación de la disciplina, la obediencia y la subordinación como valores institucionales, con la finalidad de llegar a los actos conclusivos apegados a las distintas normas que rigen la materia.

7. Servicios de salud integral a la comunidad en general a través de la red sanitaria militar.

Optimización del sistema integral de salud del sector defensa para proporcionar asistencia médica de calidad y garantizar el bienestar y la salud física y mental del personal militar, afiliados y público en general, apoyando de forma integral a la Misión Barrio Adentro, Misión Milagro, y al Sistema Público Nacional de Salud (Spns).

8. Mejoramiento de los sistemas de contrainteligencia militar.

Captar información que permita la toma de decisiones de alto nivel, y el despliegue de las acciones inherentes a la inteligencia militar a nivel nacional.

9. Sistema de control y evaluación de la gestión institucional.

Sistematizar los sistemas de controles y evaluaciones de planificación y presupuesto, permitiendo dar cumplimiento a las normativas legales vigentes, y sobre todo a la generación de información en tiempo real para la toma de decisiones.

10. Control y la vigilancia de la gestión fiscal con enfoque preventivo en el marco de la Constitución y la ley.

Ejercer el control fiscal acorde con las nuevas tendencias que se ajusten a la normativa legal vigente, a fin de activar mecanismos que impliquen una evaluación oportuna y eficiente en la Fuerza Armada Nacional Bolivariana; al mismo tiempo inducir al recurso humano hacia una ética del funcionario público, que pueda garantizar la transparencia en el manejo del patrimonio público.

11. Administración de justicia militar.

Impulsar una profunda, definitiva e impostergable Revolución en el sistema de administración de justicia, entre los poderes públicos y el poder popular, que garanticen la igualdad de condiciones y oportunidades a toda la población a su acceso y aplicación.

12. Implementación del sistema educativo de la Fuerza Armada Nacional Bolivariana.

Preparar y capacitar a los integrantes de la Fuerza Armada Nacional Bolivariana bajo la premisa fundamental de los ideales Bolivarianos de integración, soberanía, independencia, partiendo del concepto de guerra popular prolongada, asimetría y de resistencia.

13. Contribución al subsistema de educación básica.

Este proyecto permite apoyar el desarrollo del currículo nacional bolivariano, así como también contribuye en la formación del nuevo ciudadano y ciudadana con conciencia socialista, sentido patriótico de identidad nacional, y defensores de la soberanía y seguridad de la Nación.

14. Implantación del sistema deportivo de la Fuerza Armada Nacional Bolivariana.

Este proyecto presenta la implementación del sistema deportivo militar, fin de contribuir con el desarrollo deportivo a través del entrenamiento, formación y promoción de eventos deportivos a nivel nacional e internacional.

RESUMEN DE PROYECTOS DEL ÓRGANO DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Meta				Fecha de Inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
N.E	Ppto.		Unidad de Medida	Cant.	Género Fem.	Género Masc.							
116382	080083000	Inversión Militar de la Fuerza Armada Nacional Bolivariana	sistema	21	0	0	02/01/2012	31/12/2017	19.251.010.054	2.431.639.612	9.542.281.355		31.224.931.021
TOTAL									19.251.010.054	2.431.639.612	9.542.281.355		31.224.931.021

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
							Ingresos Ordinarios	Ingresos Extraordinarios				
N.E.	Ppto.		Unidad de Medida	Cant.	Género Fem.	Género Masc.		Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
116382	080083000	Inversión Militar de la Fuerza Armada Nacional Bolivariana	Sistema	21				2.431.639.612				2.431.639.612
128988	080150000	Servicio de salud integral a la comunidad en general, a través de la red sanitaria militar	Paciente	4.693.737	2.581.555	2.112.182	6.976.675.464					6.976.675.464
128926	080151000	Mejoramiento de los sistemas de inteligencia	Actividad	36			631.942.646					631.942.646
128906	080152000	Desarrollo del sistema de seguridad y defensa	Operación	1.935			35.329.562.411					35.329.562.411
128894	080153000	Consolidar el nuevo modelo defensivo de la nueva doctrina militar bolivariana para el aseguramiento de la estabilidad, la paz y la vida de nuestro pueblo	Plan	16			181.241.075					181.241.075
129170	080154000	Sistema defensivo territorial por parte de la Milicia Bolivariana	Persona	18.951			54.165.745					54.165.745
129014	080155000	Asegurar la participación de los Consejos Comunales en la defensa integral de la Nación	Consejo Comunal	40.035			36.291.044					36.291.044

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
			Unidad de Medida	Cant.	Género		Ingresos Ordinarios	Ingresos Extraordinarios				
N.E.	Ppto.				Fem.	Masc.		Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
128987	080156000	Sostenimiento logístico de las unidades y dependencias de la Fuerza Armada Nacional Bolivariana	Actividad	124			3.087.419.996					3.087.419.996
128962	080157000	Fortalecimiento de la gestión judicial en la Jurisdicción Penal Militar (FGM)	Actuación	15.350			42.644.989					42.644.989
128972	080158000	Prestación de servicios diversos a las unidades militares de la Fuerza Armada Nacional Bolivariana	Servicio	1.493			3.047.419.996					3.047.419.996
129040	080159000	Administración de justicia militar	Actuación	81.460			58.209.163					58.209.163
129002	080160000	Mejoramiento de los sistemas de contrainteligencia militar	Operación	5.466			610.715.710					610.715.710
129018	080161000	Sistema de control y evaluación de la gestión institucional	Acción	88			38.364.503					38.364.503
128954	080162000	Fortalecimiento del servicio de la Defensoría Pública Militar	Actuación	11.800			15.181.670					15.181.670
128998	080163000	Mantenimiento y mejoramiento del sistema penitenciario militar	Actividad	48			104.220.743					104.220.743
129020	080164000	Control y la vigilancia de la gestión fiscal con enfoque preventivo en el marco de la Constitución y la ley	Actuación	393			58.871.543					58.871.543
128997	080165000	Servicio de seguridad, custodia y protección presidencial	Dispositivo	85			167.456.789					167.456.789
129130	080166000	Implementación del sistema deportivo de la Fuerza Armada Nacional Bolivariana (Fanb)	Hora	2.010			25.384.590					25.384.590
129106	080167000	Contribución al subsistema de educación básica	Hora	707.430			59.391.804					59.391.804
129104	080168000	Implementación del sistema educativo de la Fuerza Armada Nacional Bolivariana (Fanb)	Hora	1.599.488			1.986.027.910					1.986.027.910
	089999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolivar	18.201.012.085			18.201.012.085					18.201.012.085
TOTAL							70.712.199.876	2.431.639.612				73.143.839.488

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
080001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	5.465.170.720					5.465.170.720
080002000	Gestión administrativa	5.297.823.992					5.297.823.992
080003000	Previsión y Protección Social	1.394.196.999					1.394.196.999
080006000	Agregadurías Militares	73.251.000					73.251.000
080007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	2.800.345					2.800.345
	TOTAL	12.233.243.056					12.233.243.056

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**92.151**	**299.023**	**4.177**	**395.351**	**18.339.620.282**	**592.364.261**	**18.931.984.543**
Profesional y Técnico	4.664	1.624	1.144	7.432	376.945.139	214.109.923	591.055.062
Personal Administrativo	3.126	1.238	543	4.907	242.900.583	137.213.026	380.113.609
Personal Docente	687	564		1.251	88.514.323		88.514.323
Personal Médico	885	504	471	1.860	13.804.325		13.804.325
Personal Militar	76.860	288.455		365.315	17.012.486.832		17.012.486.832
Obrero	5.929	6.638	2.019	14.586	604.969.080	241.041.312	846.010.392
Personal Fijo a Tiempo Parcial	**106**	**113**	**72**	**291**	**4.626.180**	**595.856**	**5.222.036**
Profesional y Técnico	17	11		28	424.464	550.908	975.372
Personal Docente	60	37		97	3.175.974	44.948	3.220.922
Personal Médico	29	65	72	166	1.025.742		1.025.742
Personal Contratado	**560**	**427**		**987**	**49.485.506**		**49.485.506**
Profesional y Técnico	47	31		78	5.263.188		5.263.188
Personal Administrativo	45	29		74	2.034.029		2.034.029
Personal Docente	465	367		832	42.114.069		42.114.069
Personal Médico	3			3	74.220		74.220
TOTAL	**92.817**	**299.563**	**4.249**	**396.629**	**18.393.731.968**	**592.960.117**	**18.986.692.085**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**2.423**	**1.000**	**3.423**	**379.763.432**
Médicos	37	7	44	4.921.637
Empleados	981	393	1.374	151.106.524
Docentes	33	9	42	4.697.926
Obreros	1.372	591	1.963	219.037.345
Jubilados	**7.967**	**2.131**	**10.098**	**1.014.433.567**
Médicos	38	18	56	5.850.834
Empleados	4.327	1.469	5.796	564.964.212
Docentes	9	6	15	1.567.187
Obreros	3.593	638	4.231	442.051.334
TOTAL	**10.390**	**3.131**	**13.521**	**1.394.196.999**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	43.150.082.297					43.150.082.297
4.02	Materiales, suministros y mercancías	9.366.076.201					9.366.076.201
4.03	Servicios no personales	5.836.016.878					5.836.016.878
4.04	Activos reales	1.279.171.719	2.431.639.612				3.710.811.331
4.06	Gastos de defensa y seguridad del estado	1.675.126.408					1.675.126.408
4.07	Transferencias y donaciones	21.607.460.816					21.607.460.816
4.11	Disminución de pasivos	31.508.613					31.508.613
	TOTAL	82.945.442.932	2.431.639.612				85.377.082.544

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	20.205.969.398					20.205.969.398
4.07.01.00.00	Transferencias y donaciones corrientes internas	20.205.969.398					20.205.969.398
4.07.01.03.00	Transferencias corrientes internas al sector público	20.205.969.398					20.205.969.398
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.354.536.736					2.354.536.736
	- A0005 Instituto Autónomo Círculo de las Fuerzas Armadas (IACFA)	43.376.199					43.376.199
	- A0044 Instituto de Oficiales de las Fuerzas Armadas en Situación de Retiro (IORFAN)	35.500.000					35.500.000
	- A0065 Oficina Coordinadora de la Prestación de los Servicios Educativos del Ministerio de la Defensa (OCPSE)	6.306.285					6.306.285
	- A0100 Unidad Naval Coordinadora de los Servicios de Carenado, Reparaciones de Casco, Reparaciones y Mantenimiento de Equipos y Sistemas de los Buques (UCOCAR)	340.000.000					340.000.000
	- A0126 Fondo Autónomo de Inversiones y Previsión Socio-económica para el Personal de Empleados y Obreros de las Fuerzas Armadas Nacionales (FONDOEFA)	38.162.123					38.162.123
	- A0194 Servicio Autónomo sin Personalidad Jurídica de la Fuerza Aérea Venezolana (SAFAV)	124.706.572					124.706.572
	- A0196 Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)	225.668.592					225.668.592
	- A0293 Servicio Desconcentrado de Bienes y Servicios de la Fuerza Armada Nacional Bolivariana (SEDEFANB)	8.133.037					8.133.037
	- A0448 Fundación de Atención Social del Ministerio de la Defensa (FUNDASMIN)	80.160.158					80.160.158
	- A0485 Fundación de Cardiologia Integral (FUNDACARDIN)	33.970.265					33.970.265
	- A0515 Fundación Mürüntö: Centro de Innovación para el Desarrollo	10.822.911					10.822.911
	- A1375 Universidad Militar Bolivariana de Venezuela (UMBV)	1.407.730.594					1.407.730.594
4.07.01.03.04	Transferencias corrientes a instituciones de protección social	1.847.695.291					1.847.695.291
	- A0050 Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)	1.847.695.291					1.847.695.291

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.01.03.05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	15.868.737.371					15.868.737.371
	- A0050 Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)	15.868.737.371					15.868.737.371
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	135.000.000					135.000.000
	- A0610 Compañía Anónima Venezolana de Industrias Militares (CAVIM)	135.000.000					135.000.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	385.707					385.707
4.07.01.00.00	Transferencias y donaciones corrientes internas	385.707					385.707
4.07.01.01.00	Transferencias corrientes internas al sector privado	385.707					385.707
4.07.01.01.73	Subsidios a instituciones benéficas privadas	385.707					385.707
	- S0940 Sociedad Divulgativa de la Historia Militar	385.707					385.707

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	211.060					211.060
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	211.060					211.060
4.07.02.01.00	Transferencias corrientes al exterior	211.060					211.060
4.07.02.01.04	Transferencias corrientes a organismos internacionales	211.060					211.060
	- I0090 Organización Mundial de la Salud (O.M.S.)	32.008					32.008
	- I0225 Unión Deportiva Militar Sudamericana (UDMSA)	33.900					33.900
	- I0226 Consejo Internacional del Deporte Militar (CISM)	145.152					145.152

PROYECTO:	COD. N.E: 116382 COD. PPTO: 080083000 Inversión Militar de la Fuerza Armada Nacional Bolivariana
UNIDAD DE MEDIDA:	Sistema
CANTIDAD:	Fem.(0) Mas.(0) Total (21)
ASIGNACIÓN PRESUPUESTARIA:	2.431.639.612
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Organizar, mantener, equipar y adiestrar a la Fuerza Armada Nacional Bolivariana para el desarrollo, despliegue y empleo del componente militar a fin de garantizar la defensa nacional.
OBJETIVOS ESPECÍFICOS:	Equipar a las unidades operativas de la Fuerza Armada Nacional Bolivariana.
RESULTADO:	Sistemas de equipamiento de la Fuerza Armada Nacional Bolivariana adquiridos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.04	Activos reales		2.431.639.612				2.431.639.612
	- 116382 Inversión Militar de la Fuerza Armada Nacional Bolivariana		2.431.639.612				2.431.639.612
	TOTAL		**2.431.639.612**				**2.431.639.612**

PROYECTO: COD. N.E: 128988 COD. PPTO: 080150000 Servicio de salud integral a la comunidad en general, a través de la red sanitaria militar

UNIDAD DE MEDIDA: Paciente

CANTIDAD: Fem.(2.581.555) Mas.(2.112.182) Total (4.693.737)

ASIGNACIÓN PRESUPUESTARIA: 6.976.675.464

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Contribuir con el mejoramiento de las condiciones de salud del personal militar, afiliados y población en general, bajo los principios de equidad, accesibilidad y gratuidad.

OBJETIVOS ESPECÍFICOS: Incrementar el acceso de la población a los servicios de salud, mediante la red sanitaria militar.

RESULTADO: Prestación de atención médica integral a la población en general, mediante la red sanitaria militar.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	3.741.949.667					3.741.949.667
4.02	Materiales, suministros y mercancías	2.395.967.706					2.395.967.706
4.03	Servicios no personales	566.670.453					566.670.453
4.04	Activos reales	272.087.638					272.087.638
	TOTAL	**6.976.675.464**					**6.976.675.464**

PROYECTO:	COD. N.E: 128926 COD. PPTO: 080151000 Mejoramiento de los sistemas de inteligencia
UNIDAD DE MEDIDA:	Actividad
CANTIDAD:	Fem.(0) Mas.(0) Total (36)
ASIGNACIÓN PRESUPUESTARIA:	631.942.646
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Fortalecer la defensa militar, con la finalidad de asegurar la soberanía e integridad del espacio geográfico de la Nación.
OBJETIVOS ESPECÍFICOS:	Mejorar el sistema de inteligencia militar en cohesión con los órganos territoriales, a los fines de incrementar la obtención de información relevante para la defensa integral de la Nación.
RESULTADO:	Seguridad y defensa de la Nación.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	29.612.709					29.612.709
4.03	Servicios no personales	16.690.235					16.690.235
4.06	Gastos de defensa y seguridad del estado	585.639.702					585.639.702
	TOTAL	**631.942.646**					**631.942.646**

PROYECTO:	COD. N.E: 128906 COD. PPTO: 080152000 Desarrollo del sistema de seguridad y defensa
UNIDAD DE MEDIDA:	Operación
CANTIDAD:	Fem.(0) Mas.(0) Total (1.935)
ASIGNACIÓN PRESUPUESTARIA:	35.329.562.411
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Desarrollo del sistema de seguridad y defensa militar, con la finalidad de asegurar la soberanía e integridad del espacio geográfico de la Nación.
OBJETIVOS ESPECÍFICOS:	Fortalecer las operaciones militares para contrarrestar las amenazas internas y externas en el espacio geográfico considerados necesarios para la seguridad y defensa de la Nación.
RESULTADO:	Seguridad y defensa la Nación.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	32.376.384.935					32.376.384.935
4.02	Materiales, suministros y mercancías	1.747.707.236					1.747.707.236
4.03	Servicios no personales	1.205.470.240					1.205.470.240
	TOTAL	35.329.562.411					35.329.562.411

PROYECTO:	COD. N.E: 128894 COD. PPTO: 080153000 Consolidar el nuevo modelo defensivo de la nueva doctrina militar bolivariana para el aseguramiento de la estabilidad, la paz y la vida de nuestro pueblo
UNIDAD DE MEDIDA:	Plan
CANTIDAD:	Fem.(0) Mas.(0) Total (16)
ASIGNACIÓN PRESUPUESTARIA:	181.241.075
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Consolidar la defensa militar, con la finalidad de asegurar la soberanía e integridad del espacio geográfico de la Nación.
OBJETIVOS ESPECÍFICOS:	Establecer una plataforma tecnológica donde todos los actores de defensa territorial integral, intervengan en el proceso de formulación de diagnóstico de las áreas críticas.
RESULTADO:	Seguridad y defensa de la Nación.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	119.551.640					119.551.640
4.03	Servicios no personales	61.689.435					61.689.435
	TOTAL	181.241.075					181.241.075

PROYECTO:	COD. N.E: 129170 COD. PPTO: 080154000 Sistema defensivo territorial por parte de la Milicia Bolivariana
UNIDAD DE MEDIDA:	Persona
CANTIDAD:	Fem.(0) Mas.(0) Total (18.951)
ASIGNACIÓN PRESUPUESTARIA:	54.165.745
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Afianzar la participación de las regiones, zonas y áreas de defensa para la protección y garantía integral de la Nación.
OBJETIVOS ESPECÍFICOS:	Determinar las empresas estratégicas del Estado, coordinando reuniones y desarrollando ejercicios, a fin de preparar a los cuerpos combatientes y formaciones especiales, tanto en tiempo de paz como en tiempo de guerra.
RESULTADO:	Milicianos y milicianas preparados para la defensa de la Nación.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	42.088.942					42.088.942
4.03	Servicios no personales	12.076.803					12.076.803
	TOTAL	54.165.745					54.165.745

PROYECTO: COD. N.E: 129014 COD. PPTO: 080155000 Asegurar la participación de los Consejos Comunales en la defensa integral de la Nación

UNIDAD DE MEDIDA: Consejo Comunal

CANTIDAD: Fem.(0) Mas.(0) Total (40.035)

ASIGNACIÓN PRESUPUESTARIA: 36.291.044

OBJETIVO HISTÓRICO: I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Promover el levantamiento del Sistema de Apoyo Logístico Territorial (Salte) dentro de los Consejos Comunales a nivel nacional.

OBJETIVOS ESPECÍFICOS: Evaluar el sistema de adiestramiento en la población que integran los Consejos Comunales en la defensa integral de la Nación mediante el levantamiento del Sistema de Apoyo Logístico Territorial (Salte), y el sistema de adiestramiento de Ejercicios de puesto en Completo de Apresto Operacional (Pcao).

RESULTADO: Consejos Comunales preparados para la seguridad y defensa integral de la Nación.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	24.046.510					24.046.510
4.03	Servicios no personales	12.244.534					12.244.534
	TOTAL	**36.291.044**					**36.291.044**

PROYECTO:	COD. N.E: 128987 COD. PPTO: 080156000 Sostenimiento logístico de las unidades y dependencias de la Fuerza Armada Nacional Bolivariana
UNIDAD DE MEDIDA:	Actividad
CANTIDAD:	Fem.(0) Mas.(0) Total (124)
ASIGNACIÓN PRESUPUESTARIA:	3.087.419.996
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Organizar, mantener y equipar la Fuerza Armada Nacional Bolivariana para el desarrollo, despliegue y empleo del componente militar, a fin de garantizar la defensa nacional bolivariana.
OBJETIVOS ESPECÍFICOS:	Desarrollar el sistema de campaña en la Fuerza Armada Nacional Bolivariana, ajustado a la estructura operacional y en correspondencia con el concepto estratégico militar.
RESULTADO:	Satisfacer todos los requerimientos de las unidades y dependencias de la Fuerza Armada Nacional Bolivariana (Fanb), para obtener un alto porcentaje de operatividad, y cumplir con lo establecido en las leyes.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	1.849.078.129					1.849.078.129
4.03	Servicios no personales	702.319.419					702.319.419
4.04	Activos reales	536.022.448					536.022.448
	TOTAL	3.087.419.996					3.087.419.996

PROYECTO:	COD. N.E: 128962 COD. PPTO: 080157000 Fortalecimiento de la gestión judicial en la Jurisdicción Penal Militar (FGM)
UNIDAD DE MEDIDA:	Actuación
CANTIDAD:	Fem.(0) Mas.(0) Total (15.350)
ASIGNACIÓN PRESUPUESTARIA:	42.644.989
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Apoyar y garantizar la estabilidad de las instituciones democráticas en el marco del ordenamiento jurídico vigente de la Fuerza Armada Nacional Bolivariana.
OBJETIVOS ESPECÍFICOS:	Observar el proceso militar penal, con criterio de objetividad e investigar los hechos y circunstancias que tipifiquen el delito o graven, atenúen, examinen o extinga la responsabilidad penal del imputado
RESULTADO:	Investigación penal militar.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	25.232.915					25.232.915
4.03	Servicios no personales	9.518.674					9.518.674
4.04	Activos reales	7.893.400					7.893.400
	TOTAL	**42.644.989**					**42.644.989**

PROYECTO:	COD. N.E: 128972 COD. PPTO: 080158000 Prestación de servicios diversos a las unidades militares de la Fuerza Armada Nacional Bolivariana
UNIDAD DE MEDIDA:	Servicio
CANTIDAD:	Fem.(0) Mas.(0) Total (1.493)
ASIGNACIÓN PRESUPUESTARIA:	3.047.419.996
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Aplicar estrategias que permitan la dotación de los insumos necesarios para brindar servicio de apoyo a las unidades y dependencias de la Fuerza Armada Nacional Bolivariana (Fanb)
OBJETIVOS ESPECÍFICOS:	Garantizar la uniformidad en la dotación de unidades militares para el desempeño óptimo de sus funciones y el mejor funcionamiento operativo.
RESULTADO:	Servicio de apoyo.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancias	2.104.838.710					2.104.838.710
4.03	Servicios no personales	830.081.286					830.081.286
4.04	Activos reales	112.500.000					112.500.000
	TOTAL	3.047.419.996					3.047.419.996

PROYECTO:	COD. N.E: 129040 COD. PPTO: 080159000 Administración de justicia militar
UNIDAD DE MEDIDA:	Actuación
CANTIDAD:	Fem.(0) Mas.(0) Total (81.460)
ASIGNACIÓN PRESUPUESTARIA:	58.209.163
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar los procesos judiciales en el marco del Estado de Derecho basado en el ordenamiento jurídico de la Fuerza Armada Nacional Bolivariana (Fanb).
OBJETIVOS ESPECÍFICOS:	Administrar la justicia militar acorde con los estándares de un Estado democrático y de derecho.
RESULTADO:	Sentencias y decisiones dictadas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancias	33.415.707					33.415.707
4.03	Servicios no personales	24.793.456					24.793.456
	TOTAL	**58.209.163**					**58.209.163**

PROYECTO:	COD. N.E: 129002 COD. PPTO: 080160000 Mejoramiento de los sistemas de contrainteligencia militar
UNIDAD DE MEDIDA:	Operación
CANTIDAD:	Fem.(0) Mas.(0) Total (5.466)
ASIGNACIÓN PRESUPUESTARIA:	610.715.710
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Intensificar el esfuerzo para la desarticulación de las organizaciones que amenazan la seguridad de la Nación.
OBJETIVOS ESPECÍFICOS:	Mejorar el sistema de contrainteligencia militar en cohesión con los órganos territoriales, a los fines de incrementar la obtención de información relevante para la defensa integral de la Nación.
RESULTADO:	Minimizar las amenazas que atentan contra la seguridad de la Nación.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	69.800.000					69.800.000
4.03	Servicios no personales	4.780.004					4.780.004
4.06	Gastos de defensa y seguridad del estado	536.135.706					536.135.706
	TOTAL	610.715.710					610.715.710

PROYECTO:	COD. N.E: 129018 COD. PPTO: 080161000 Sistema de control y evaluación de la gestión institucional
UNIDAD DE MEDIDA:	Acción
CANTIDAD:	Fem.(0) Mas.(0) Total (88)
ASIGNACIÓN PRESUPUESTARIA:	38.364.503
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Fortalecer la planificación prospectiva como instrumento decisivo en la creación de un marco de orientación estratégica que permita a la Fuerza Armada Nacional Bolivariana (Fanb), estar mejor preparada.
OBJETIVOS ESPECÍFICOS:	Diseñar un sistema integrado de control y evaluación de la gestión del Ministerio del Poder Popular para la Defensa (Mppd), mediante la plataforma web.
RESULTADO:	Servicio de control y evaluación.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	19.694.048					19.694.048
4.03	Servicios no personales	16.170.455					16.170.455
4.04	Activos reales	2.500.000					2.500.000
	TOTAL	38.364.503					38.364.503

PROYECTO:	COD. N.E: 128954 COD. PPTO: 080162000 Fortalecimiento del servicio de la Defensoría Pública Militar
UNIDAD DE MEDIDA:	Actuación
CANTIDAD:	Fem.(0) Mas.(0) Total (11.800)
ASIGNACIÓN PRESUPUESTARIA:	15.181.670
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Estar en condiciones de apoyar y garantizar la estabilidad de las instituciones democráticas en el marco jurídico vigente de la Fuerza Armada Nacional Bolivariana (Fanb).
OBJETIVOS ESPECÍFICOS:	Participar en la implementación de una justicia imparcial, equitativa, transparente, expedita y gratuita.
RESULTADO:	Asistencia al ciudadano.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	7.616.151					7.616.151
4.03	Servicios no personales	7.565.519					7.565.519
	TOTAL	15.181.670					15.181.670

PROYECTO:	COD. N.E: 128998 COD. PPTO: 080163000 Mantenimiento y mejoramiento del sistema penitenciario militar
UNIDAD DE MEDIDA:	Actividad
CANTIDAD:	Fem.(0) Mas.(0) Total (48)
ASIGNACIÓN PRESUPUESTARIA:	104.220.743
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Ejecutar las diferentes actividades dirigidas al mantenimiento y mejoras de instalaciones y servicios del sistema penitenciario militar, a fin de garantizar la seguridad y buen desempeño de custodios, así como el respeto a los derechos y garantías de los privados de libertad, humanizando los espacios y permitiendo una correcta educación y reinserción social.
OBJETIVOS ESPECÍFICOS:	Implementar medidas y planes que faciliten la educación y reinserción de los privados de libertad a la sociedad.
RESULTADO:	Servicio de custodia de privados de libertad.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	39.831.953					39.831.953
4.03	Servicios no personales	64.388.790					64.388.790
	TOTAL	**104.220.743**					**104.220.743**

PROYECTO: COD. N.E: 129020 COD. PPTO: 080164000 Control y la vigilancia de la gestión fiscal con enfoque preventivo en el marco de la Constitución y la ley

UNIDAD DE MEDIDA: Actuación

CANTIDAD: Fem.(0) Mas.(0) Total (393)

ASIGNACIÓN PRESUPUESTARIA: 58.871.543

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Practicar contundentemente el control fiscal en la Fuerza Armada Nacional Bolivariana y sus entes adscritos, para garantizar la efectiva administración de los recursos y bienes asignados por el Estado; así como, la capacitación y adiestramiento de los funcionarios involucrados en la administración del patrimonio público.

OBJETIVOS ESPECÍFICOS: Desarrollar las actuaciones de control fiscal en las dependencias adscritas al sector defensa con enfoque pedagógico ajustados a la normativa legal vigente e implementar los procedimientos sancionatorios, resarcitorios y de determinación de responsabilidad administrativa para aquellos funcionarios que incurran en irregularidades administrativas contrarios a la normativa legal vigente.

RESULTADO: Practicar las actuaciones de control fiscal pertinentes, a fin de controlar, vigilar y fiscalizar los ingresos, gastos y bienes públicos afectos a la Fuerza Armada Nacional Bolivariana.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancias	23.255.000					23.255.000
4.03	Servicios no personales	24.701.790					24.701.790
4.04	Activos reales	10.914.753					10.914.753
	TOTAL	58.871.543					58.871.543

PROYECTO:	COD. N.E: 128997 COD. PPTO: 080165000 Servicio de seguridad, custodia y protección presidencial
UNIDAD DE MEDIDA:	Dispositivo
CANTIDAD:	Fem.(0) Mas.(0) Total (85)
ASIGNACIÓN PRESUPUESTARIA:	167.456.789
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Prestar al ciudadano Presidente de la República Bolivariana de Venezuela y a sus familiares inmediatos, los honores y las distinciones que correspondan a su alta investidura. De igual manera, cumplir con la seguridad y la custodia de las instalaciones presidenciales, además de prestar los servicios aéreos a nivel nacional e internacional.
OBJETIVOS ESPECÍFICOS:	Operacionalizar la protección integral en las movilizaciones nacionales e internacionales de los representantes del Ejecutivo Nacional.
RESULTADO:	Seguridad, custodia y protección al Presidente de la República Bolivariana de Venezuela, sus familiares inmediatos, y los representantes del gabinete ministerial.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	57.792.964					57.792.964
4.03	Servicios no personales	108.661.807					108.661.807
4.04	Activos reales	1.002.018					1.002.018
	TOTAL	**167.456.789**					**167.456.789**

PROYECTO:	COD. N.E: 129130 COD. PPTO: 080166000 Implementación del sistema deportivo de la Fuerza Armada Nacional Bolivariana (Fanb)
UNIDAD DE MEDIDA:	Hora
CANTIDAD:	Fem.(0) Mas.(0) Total (2.010)
ASIGNACIÓN PRESUPUESTARIA:	25.384.590
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Fomentar la preparación deportiva y la cultura física dentro de la Fuerza Armada Nacional Bolivariana (Fanb).
OBJETIVOS ESPECÍFICOS:	Preparar todas las actividades relacionadas con el deporte y la cultura física dentro de la Fuerza Armada Nacional Bolivariana (Fanb).
RESULTADO:	Atletas militares entrenados, formados y capacitados.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	11.151.376					11.151.376
4.03	Servicios no personales	14.233.214					14.233.214
	TOTAL	**25.384.590**					**25.384.590**

PROYECTO:	COD. N.E: 129106 COD. PPTO: 080167000 Contribución al subsistema de educación básica
UNIDAD DE MEDIDA:	Hora
CANTIDAD:	Fem.(0) Mas.(0) Total (707.430)
ASIGNACIÓN PRESUPUESTARIA:	59.391.804
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Apoyar el subsistema de educación básica, como un aporte a la formación de las nuevas generaciones, para la preparación de individuos capaces de responder y participar activamente en la transformación social, para alcanzar la consolidación del nuevo modelo educativo con valores socialistas, éticos, cívicos y humanistas.
OBJETIVOS ESPECÍFICOS:	Contribuir con la formación del nuevo ciudadano y ciudadana, con sentido patriótico, de identidad nacional y defensores de la soberanía y seguridad de la Nación.
RESULTADO:	Formación de los niños, niñas y adolescentes.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancias	40.639.985					40.639.985
4.03	Servicios no personales	18.751.819					18.751.819
	TOTAL	59.391.804					59.391.804

PROYECTO:	COD. N.E: 129104 COD. PPTO: 080168000 Implementación del sistema educativo de la Fuerza Armada Nacional Bolivariana (Fanb)
UNIDAD DE MEDIDA:	Hora
CANTIDAD:	Fem.(0) Mas.(0) Total (1.599.488)
ASIGNACIÓN PRESUPUESTARIA:	1.986.027.910
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Contar con el talento humano formado, capacitado y adiestrado necesario para satisfacer las demandas de la Fuerza Armada Nacional Bolivariana (Fanb).
OBJETIVOS ESPECÍFICOS:	Desarrollar un sistema de formación, capacitación y adiestramiento integrado y unificado para la preparación del talento humano de la Fuerza Armada Nacional Bolivariana (Fanb).
RESULTADO:	Talento humano formado, capacitado y adiestrado con valores socialistas, éticos, cívicos y humanistas de acuerdo a los avances científicos y tecnológicos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.651.022.415					1.651.022.415
4.02	Materiales, suministros y mercancías	157.496.724					157.496.724
4.03	Servicios no personales	161.823.168					161.823.168
4.04	Activos reales	15.685.603					15.685.603
	TOTAL	1.986.027.910					1.986.027.910

PROYECTO: COD. N.E: COD. PPTO: 089999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total (18.201.012.085)

ASIGNACIÓN PRESUPUESTARIA: 18.201.012.085

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Garantizar los recursos financieros para asegurar la ejecución de los proyectos.

OBJETIVOS ESPECÍFICOS: Transferir a los entes descentralizados los créditos presupuestarios para la ejecución de los proyectos.

RESULTADO: Recursos transferidos a los entes descentralizados para la ejecución de los proyectos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	18.201.012.085					18.201.012.085
	TOTAL	**18.201.012.085**					**18.201.012.085**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	18.201.012.085					18.201.012.085
4.07.01.00.00	Transferencias y donaciones corrientes internas	18.201.012.085					18.201.012.085
4.07.01.03.00	Transferencias corrientes internas al sector público	18.201.012.085					18.201.012.085
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.147.304.996					2.147.304.996
	- A0005 Instituto Autónomo Círculo de las Fuerzas Armadas (IACFA)	40.000.000					40.000.000
	- A0065 Oficina Coordinadora de la Prestación de los Servicios Educativos del Ministerio de la Defensa (OCPSE)	3.935.035					3.935.035
	- A0100 Unidad Naval Coordinadora de los Servicios de Carenado, Reparaciones de Casco, Reparaciones y Mantenimiento de Equipos y Sistemas de los Buques (UCOCAR)	340.000.000					340.000.000
	- A0126 Fondo Autónomo de Inversiones y Previsión Socio-económica para el Personal de Empleados y Obreros de las Fuerzas Armadas Nacionales (FONDOEFA)	36.162.123					36.162.123
	- A0194 Servicio Autónomo sin Personalidad Jurídica de la Fuerza Aérea Venezolana (SAFAV)	124.706.572					124.706.572
	- A0196 Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)	225.668.592					225.668.592
	- A0293 Servicio Desconcentrado de Bienes y Servicios de la Fuerza Armada Nacional Bolivariana (SEDEFANB)	8.133.037					8.133.037
	- A0448 Fundación de Atención Social del Ministerio de la Defensa (FUNDASMIN)	71.103.342					71.103.342
	- A0485 Fundación de Cardiología Integral (FUNDACARDIN)	31.865.701					31.865.701
	- A1375 Universidad Militar Bolivariana de Venezuela (UMBV)	1.265.730.594					1.265.730.594
4.07.01.03.04	Transferencias corrientes a instituciones de protección social	49.969.718					49.969.718
	- A0050 Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)	49.969.718					49.969.718
4.07.01.03.05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	15.868.737.371					15.868.737.371
	- A0050 Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)	15.868.737.371					15.868.737.371
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	135.000.000					135.000.000
	- A0610 Compañía Anónima Venezolana de Industrias Militares (CAVIM)	135.000.000					135.000.000

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	5.380.725.280					5.380.725.280
4.03	Servicios no personales	84.445.440					84.445.440
	TOTAL	5.465.170.720					5.465.170.720

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancias	564.757.492					564.757.492
4.03	Servicios no personales	1.888.640.296					1.888.640.296
4.04	Activos reales	320.565.859					320.565.859
4.06	Gastos de defensa y seguridad del estado	480.100.000					480.100.000
4.07	Transferencias y donaciones	2.012.251.732					2.012.251.732
4.11	Disminución de pasivos	31.508.613					31.508.613

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	564.757.492					564.757.492
4.03	Servicios no personales	1.888.640.296					1.888.640.296
4.04	Activos reales	320.565.859					320.565.859
4.06	Gastos de defensa y seguridad del estado	480.100.000					480.100.000
4.07	Transferencias y donaciones	2.012.251.732					2.012.251.732
4.11	Disminución de pasivos	31.508.613					31.508.613
	TOTAL	5.297.823.992					5.297.823.992

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.004.957.313					2.004.957.313
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.004.957.313					2.004.957.313
4.07.01.03.00	Transferencias corrientes internas al sector público	2.004.957.313					2.004.957.313
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	207.231.740					207.231.740
	- A0005 Instituto Autónomo Círculo de las Fuerzas Armadas (IACFA)	3.376.199					3.376.199
	- A0044 Instituto de Oficiales de las Fuerzas Armadas en Situación de Retiro (IORFAN)	35.500.000					35.500.000
	- A0065 Oficina Coordinadora de la Prestación de los Servicios Educativos del Ministerio de la Defensa (OCPSE)	2.371.250					2.371.250
	- A0126 Fondo Autónomo de Inversiones y Previsión Socio-económica para el Personal de Empleados y Obreros de las Fuerzas Armadas Nacionales (FONDOEFA)	2.000.000					2.000.000
	- A0448 Fundación de Atención Social del Ministerio de la Defensa (FUNDASMIN)	9.056.816					9.056.816

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	- A0485 Fundación de Cardiología Integral (FUNDACARDIN)	2.104.564					2.104.564
	- A0515 Fundación Müröntö: Centro de Innovación para el Desarrollo	10.822.911					10.822.911
	- A1375 Universidad Militar Bolivariana de Venezuela (UMBV)	142.000.000					142.000.000
4.07.01.03.04	Transferencias corrientes a instituciones de protección social	1.797.725.573					1.797.725.573
	- A0050 Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)	1.797.725.573					1.797.725.573

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	385.707					385.707
4.07.01.00.00	Transferencias y donaciones corrientes internas	385.707					385.707
4.07.01.01.00	Transferencias corrientes internas al sector privado	385.707					385.707
4.07.01.01.73	Subsidios a instituciones benéficas privadas	385.707					385.707
	- S0940 Sociedad Divulgativa de la Historia Militar	385.707					385.707

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	211.060					211.060
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	211.060					211.060
4.07.02.01.00	Transferencias corrientes al exterior	211.060					211.060
4.07.02.01.04	Transferencias corrientes a organismos internacionales	211.060					211.060
	- I0090 Organización Mundial de la Salud (O.M.S.)	32.008					32.008
	- I0225 Unión Deportiva Militar Sudamericana (UDMSA)	33.900					33.900
	- I0226 Consejo Internacional del Deporte Militar (CISM)	145.152					145.152

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	1.394.196.999					1.394.196.999
	TOTAL	1.394.196.999					1.394.196.999

ACCIÓN CENTRALIZADA: Agregadurías Militares

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.06	Gastos de defensa y seguridad del estado	73.251.000					73.251.000
TOTAL		73.251.000					73.251.000

ACCIÓN CENTRALIZADA: Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	2.500.304					2.500.304
4.03	Servicios no personales	300.041					300.041
TOTAL		2.800.345					2.800.345

10

Ministerio del Poder Popular para la Educación

MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Cumpliendo con el mandato constitucional que define la educación como un derecho humano y un deber social fundamental, democrática, gratuita y obligatoria, el Ministerio del Poder Popular para la Educación orientó la política presupuestaria hacia la viabilización de los objetivos plasmados en las "Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación, 2013-2019", legado político del Comandante Hugo Chávez, que ratifica la plena satisfacción de la Educación para garantizar a nuestro pueblo el seguir avanzando hacia la Construcción de la Suprema Felicidad Social en el marco del Estado Social y Democrático, de Derecho y de Justicia.

En sintonía con lo anterior, el accionar previsto por las autoridades ministeriales para el ejercicio económico financiero 2016 supone la continuidad de las políticas fundamentales que han encauzado el proyecto educativo iniciado en el año 2014 con base a los resultados de la Consulta Nacional por la Calidad Educativa. Por ello, se seguirán promoviendo las políticas institucionales de:

- Calidad Educativa: fortalecer integralmente la calidad de la educación básica para todas y todos como base de la Venezuela Potencia, orientada a garantizar el ejercicio pleno del derecho a la educación, la calidad supone un esfuerzo continuo para mejorar los procesos y los resultados educativos, lo que incluye entre otros elementos: el clima escolar, los procesos pedagógicos, las relaciones con las familias, los vínculos con la comunidad, los resultados de aprendizaje.

- Repolitización: repolitizar las fuerzas políticas y sociales que concurren en el proceso educativo: docentes, estudiantes, trabajadores administrativos y obreros, comunidad educativa y familias.

  Se expresa en mayores niveles de organización popular, de participación protagónica, de corresponsabilidad y toma de conciencia de las y los estudiantes, el magisterio, las familias, los trabajadores administrativos y obreros, las comunidades; y también en la contribución que tiene que dar la educación y sus actores a la calidad y profundidad del debate público, a la comprensión del mundo actual y el desarrollo de capacidades de transformación social.

- Reinstitucionalización: transformar la institucionalidad de dirección y gestión de la educación venezolana, para fortalecer el Estado Docente.

  Exige la transformación de los procesos de gestión educativa para servirle mejor a nuestro pueblo, una gestión que no solamente tiene que ser efectiva, eficiente y transparente sino también pedagógica, transformadora de la conciencia social.

Estas políticas fueron contempladas como los componentes transversales para el logro de los siguientes objetivos institucionales:

- Ampliar y mejorar las condiciones de acceso, permanencia y egreso, garantizando el carácter gratuito de la educación.
- Mejorar permanentemente la calidad educativa, para construir una sociedad más justa.
- Garantizar un Sistema Educativo que vele por los valores patrios y la identidad nacional.

- Fortalecer el papel de los docentes como sujetos corresponsables en la construcción del conocimiento y la calidad educativa.
- Garantizar la protección estudiantil en beneficio de la prosecución y el efectivo rendimiento académico de los niños, niñas, jóvenes y adultos que se encuentran insertos en el subsistema de educación básica..
- Garantizar edificaciones educativas sencillas, amigables, ecológicas y seguras en consonancia con el modelo educativo que aspira nuestro país, con accesibilidad para toda la población estudiantil.
- Garantizar instituciones educativas abiertas en pro de articular el proceso de aprendizaje entre estudiantes, familias y comunidades.
- Potenciar la relación con las empresas públicas y privadas a fin de incentivar la participación del estudiante de manera productiva y en el mercado laboral.
- Potenciar una relación efectiva entre la institución educativa y los medios de comunicación.
- Generar espacios de encuentros para la consolidación y unión de Nuestra América y la cooperación solidaria con los Pueblos del Sur.

Con estos objetivos como norte, los recursos presupuestarios asignados por el Ejecutivo Nacional se canalizaron hacia la programación de iniciativas que fortalezcan la intencionalidad de las líneas orientadoras instituidas por las autoridades ministeriales, las cuales se recogen en el Plan Operativo Anual del Ministerio vinculado al Presupuesto para el ejercicio económico financiero para el año 2016, que cuenta con acciones centralizadas sustantivas y veintidós (22) proyectos, de los cuales tres (3) serán ejecutados por el Ministerio y diecinueve (19) por los Entes Descentralizados adscritos, el Servicio Desconcentrado y las Corporaciones, que en su conjunto aportan a los mismos fines: alcanzar las metas fijadas para la transformación y potenciación del proceso educativo en cada escuela, liceo, centro de formación, oficina, local, público y privado, donde se desarrolle la tarea de formar los republicanos y republicanas que la Patria necesita; consolidar la participación protagónica y reflejar el saber, sentir, querer, hacer y los propósitos de la misión ministerial de "Promover en la sociedad venezolana, en concordancia con los lineamientos de la Nación y el Estado, un mayor nivel de desarrollo sociocultural mediante la formación integral de todos los ciudadanos, capaces de enfrentar la vida, de construir su propio destino, responsables con su núcleo familiar, solidarios socialmente con la comunidad, comprometidos con la patria y con la salvaguarda de los valores culturales de la nación venezolana".

En el espectro socio-político del "Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación, 2013-2019", esta instancia ministerial apunta con empeño a la consecución de los siguientes objetivos:

Proyecto: "Agricultura Escolar"
Resultado esperado: 6.000 Huertos Escolares cultivados.
Ejecutor: Corporación Nacional para la a Alimentación Escolar (CNAE).

A los fines de contribuir con la formación para el trabajo productivo y liberador y con la soberanía social agroalimentaria, en el marco del Plan Nacional de Consolidación del Sistema de Agricultura Escolar el proyecto implementa acciones de formación de carácter educativo y socio productivo, dirigidas al estudiantado en las escuelas de Educación Inicial y Básica. A través del proyecto se ejecutarán actividades formativas con énfasis en tecnologías agro-ecológicas, mediante la creación y consolidación de espacios de siembra en las instituciones educativas, contribuyendo con la producción de vegetales alimenticios, la soberanía agroalimentaria.

Proyecto: "Atención Integral a los(as) afiliados(as) y beneficiarios(as) del Ipasme y comunidad en general"
Resultado esperado: Atención a 6.004.620 personas.
Ejecutor: Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (IPASME).

Con el objetivo de mejorar la calidad de vida de sus afiliados (as) y beneficiarios (as), el IPASME formuló para el año 2016 un proyecto enfocado a cumplir con su misión de promover y desarrollar un sistema de seguridad social integral para el mejoramiento permanente de la calidad de vida del personal docente y administrativo del MPPE y sus familiares, mediante la prestación oportuna, eficiente y efectiva de asistencia para optar a la adquisición y mejoras de vivienda, así como la obtención de créditos personales; servicios médicos-asistenciales, preventivos y curativos; contribuciones socioeconómicas para atender gastos médicos en casos de contingencias o siniestralidades cubiertas en las cláusulas de las convenciones colectivas de trabajo; y participación en eventos culturales, recreativos y deportivos. El proyecto contempla además la prestación de servicios de salud al personal obrero del ministerio y a la comunidad en general.

Proyecto: "Alimentación Escolar"
Resultado esperado: Alimentación y nutrición, suficiente y balanceada, a 4.698.172 niños, niñas, adolescentes y jóvenes del Subsistema de Educación Básica
Ejecutor: Corporación Nacional para la Alimentación Escolar (CNAE)

La protección social y el desarrollo integral de la población estudiantil, arista fundamental de la justicia social, es uno de los grandes retos que asume este Ministerio en su diario quehacer por la profundización en la lucha contra las desigualdades sociales y, por ende, la permanencia en el sistema educativo y la inclusión de los que se encuentran fuera de él. Proyecto altamente generador de empleo, con su implementación se contribuye al ingreso, permanencia, prosecución y rendimiento escolar a través del mejoramiento de las condiciones nutricionales de los niños y niñas, adolescentes y jóvenes atendidos por el Subsistema de Educación Básica, mediante el suministro de una balanceada y apropiada ingesta alimentaria, adecuada al grupo etario, al turno y/o régimen escolar y a las características socio-culturales de su entorno.

Proyecto: "Fortalecimiento del desarrollo curricular del Subsistema de Educación Básica"
Resultado esperado: 594.458 docentes informados y socializados sobre el desarrollo curricular y los programas por niveles y modalidades del Subsistema de Educación Básica.
Ejecutor: Ministerio del Poder Popular para la Educación.

A los fines de transformar el Currículo Nacional en todos los niveles de la Educación Básica en correspondencia con las necesidades y demandas del sistema productivo nacional y los valores y principios de la patria para la construcción de una cultura de paz, solidaria y libertaria que promueva la integración latinoamericana y caribeña, el proyecto se materializa mediante mesas de trabajo, de diálogo, reuniones y sitios Web para promover la participación activa de los actores educativos que conlleven a desarrollar procesos críticos, democráticos y participativos en un marco de corresponsabilidad entre la escuela, familia y comunidad, determinado por valores, principios e intencionalidades, establecidas a partir de necesidades geohistóricas de una práctica social; estructurado en saberes, haceres y relaciones que se proponen, disponen y desarrollan la transformación social.

Proyecto: "Sistema Nacional de Recursos para el Aprendizaje"
Resultado esperado: Desarrollo, producción, reproducción, distribución y dotación de diversos recursos para el aprendizaje, con un tiraje de 36.105.000 copias.
Ejecutor: Ministerio del Poder Popular para la Educación.

Constituye la acción estratégica del Gobierno Nacional para viabilizar la política de gratuidad de la Educación Básica, beneficiando al estudiantado de los planteles oficiales, siendo el componente principal del proyecto la producción y distribución de los textos escolares Colección Bicentenario. Su

implementación beneficia de forma directa la matrícula escolarizada y, en consecuencia, las familias, principalmente aquellas de menores recursos, siendo que la lista de útiles escolares representa una erogación que debilita el presupuesto familiar. La naturaleza del proyecto estratégico favorece el logro de la meta del milenio de universalización de la educación primaria, ampliándola a la educación media.

Proyecto: "Fortalecimiento de la atención integral de niños y niñas de 0 a 6 años de edad, familia y su entorno"
Resultado esperado: Atención Integral a 170.872 niñas y niños de 0 a 6 años de edad.
Ejecutor: Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA).

La primera infancia es la etapa del ciclo vital en las que se establecen las bases para el desarrollo cognitivo, emocional y social del ser humano, por lo que enmarcados en el interés superior de niños y niñas no incorporados al sistema formal educativo, el Ministerio desarrolla estrategias no formales de atención educativa a través de Simoncitos Comunitarios y Simoncitos Familiares, bajo la adscripción de SENIFA, con la participación de madres integrales que reciben orientación y capacitación sobre diversos temas como derechos del niño y estrategias de atención pedagógica, entre otros aspectos necesarios para garantizar la articulación pedagógica y continuidad afectiva de los niños de acuerdo a sus edades.

Proyecto: "Plan Especial de Formación Micromisión Simón Rodríguez"
Resultado esperado: 2.733 docentes formados a nivel nacional en las áreas de Química, Física, Biología y Matemática, para fortalecer la práctica pedagógica y garantizar una educación de alta calidad a los estudiantes de educación media y diversificada.
Ejecutor: Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (CENAMEC).

El proyecto surge como respuesta al compromiso por concentrar esfuerzos para dar solución al déficit de docentes con formación apropiada en las áreas de Química, Física, Biología y Matemática. En este sentido, durante el 2016 se incorporarán a la Micromisión Simón Rodríguez 2.733 profesionales a través de la profesionalización de docentes para garantizar una educación de alta calidad a los estudiantes de Educación Media y Diversificada. La Micromisión forma parte del Sistema de Investigación y Formación Permanente del Magisterio Venezolano, con una duración de dos años y un trimestre y está dirigida a especializar licenciados en educación, profesores en educación integral y profesionales en áreas afines a las requeridas que no tengan título docente, que o bien deseen dedicarse a la docencia en educación media o bien ya la estén ejerciendo.

Proyecto: "Alfabetización y prosecución al sexto grado de jóvenes, adultos y adultas "Simón Rodríguez""
Resultado esperado: 250.000 Patriotas alfabetizados.
Ejecutor: Fundación Samuel Robinson.

El proyecto concreta la finalidad de la Misión Robinson por llevar la luz del conocimiento a la población joven y adulta excluida del sistema educativo formal, para que en igualdad de condiciones y oportunidades se incorporen y prosigan estudios de primaria, sentando las bases necesarias para su inclusión política, social y productiva y para alcanzar mayores niveles de desarrollo y bienestar, profundizando las condiciones que aseguren a la familia venezolana la mayor suma de seguridad social y suprema de felicidad, a partir de valores y principios de respecto, igualdad, solidaridad y corresponsabilidad.

Proyecto: "Construcción, ampliación y mejoramiento de la infraestructura de los espacios educativos del Subsistema de Educación Básica"
Resultado esperado: Creación de 15 nuevos espacios educativos y atención a 272 ya existentes.
Ejecutor: Fundación de Edificaciones y Dotaciones Educativas (FEDE).

Proyecto formulado para atender la planta física educativa a nivel nacional a fin de garantizar espacios seguros, funcionales y confortables para el fortalecimiento del proceso educativo, priorizando su accionar hacia la consecución de: la construcción de nuevos planteles educativos; la ampliación de los ya existentes mediante la construcción de aulas y módulos; la dotación de mobiliario escolar y equipos; la rehabilitación de infraestructuras escolares, mediante obras ejecutadas directamente por FEDE y obras ejecutadas a través de convenios con organismos gubernamentales y no gubernamentales; y el mantenimiento preventivo y correctivo, con la participación de los consejos educativos y las comunidades organizadas.

Proyecto: "Democratización del acceso a las tecnologías de información y comunicación"
Resultado esperado: Creación de 100 nuevos Centros Tecnológicos (CT) y atención a 2.852 ya existentes.
Ejecutor: Fundación Bolivariana de Informática y Telemática (Fundabit)

Proyecto considerado parte importante de los esfuerzos del Gobierno Bolivariano por garantizar el acceso de todas y todos los venezolanos a la información, la democratización de las tecnologías de información y comunicación y el desarrollo de la infocultura en el país. El proyecto propicia el uso pedagógico de las TIC en estudiantes, docentes y comunidad en general, a través de la instalación y puesta en marcha de Centros Tecnológicos en los espacios educativos, transformando el proceso de enseñanza-aprendizaje en el sistema educativo bolivariano, facilitando la formación integral continua y permanente de los ciudadanos y ciudadanas, factor clave para el desarrollo humano y social.

Proyecto: "Creación del Observatorio del Subsistema de Educación Básica del Ministerio del Poder Popular para la Educación"
Resultado esperado: Proyección de avances educativos en el ámbito mundial.
Ejecutor: Ministerio del Poder Popular para la Educación.

El proceso de modernización del Ministerio amerita contar con la capacidad necesaria para afrontar a futuro nuevas y mayores exigencias de información estadística para la planificación educativa, que obedezca a objetivos nacionales claves y a los convenios internacionales suscritos. En este contexto, el proyecto se concibe como un portal de estadísticas de los niveles y modalidades educativas del Sistema de Educación Básica en Venezuela, que permitirá el análisis del comportamiento de la matrícula, de disponibilidad de personal docente y planteles, así como el seguimiento a los logros educativos obtenidos, que servirá además como para medir el impacto y pertinencia de las políticas educativas desde la escuela, familia y comunidad y como espacio para el debate sobre temas de interés en materia de políticas públicas educativas.

Proyecto: "Fortalecimiento de la Red de los Centros de Investigación y Formación"
Resultado esperado: 50 investigaciones sistematizadas y socializadas para la práctica pedagógica.
Ejecutor: Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (CENAMEC).

Proyecto que apunta a la formación de los y las docentes que integran la Red Básica del Sistema Nacional de Investigación, en función de producir colectivamente conocimiento para la transformación docente, mediante el desarrollo de líneas de investigación sobre la acción y los contextos y la sistematización de la práctica donde se desarrolla la actividad pedagógica y otras áreas de investigación estratégicas en educación.

Proyecto: "Enseñanza de las Ciencias basada en la indagación"
Resultado esperado: 9.000 estudiantes de escuelas ubicadas en sectores de bajos recursos económicos del Distrito Capital, Aragua, Carabobo, Miranda, Yaracuy y Zulia, motivados a la investigación de las ciencias basada en la indagación.
Ejecutor: Academia de Ciencias Físicas, Matemáticas y Naturales.

Las operaciones intelectuales que construyen los sujetos en la niñez y adolescencia están muy ligadas al desarrollo posterior del interés por la cultura, las artes y las ciencias, lo que genera cambios cualitativos en la estructura del pensamiento que define las capacidades intelectuales y productivas del individuo. En este sentido, el proyecto apunta a crear en los niños, niñas, jóvenes y adolescentes, la curiosidad por las ciencias a través de la indagación, motivación y el intercambio de conocimientos, como factores potenciadores de su éxito tanto estudiantil como laboral en su adultez.

Proyecto: "Difusión e investigación de las Ciencias Físicas, Matemáticas y Naturales"
Resultado esperado: 220.000 usuarios(as) beneficiados(as) mediante estudios y trabajos científicos realizados en el país, difundidos a través de publicación de los Boletines de la Academia, obras científicas, información divulgada a través de la Web y eventos especiales (seminarios, foros, congresos, etc.).
Ejecutor: Academia de Ciencias Físicas, Matemáticas y Naturales.

Proyecto formulado para la promoción de acciones en el ámbito nacional que conlleven a la difusión del conocimiento de las ciencias físicas, matemáticas y naturales, a través del desarrollo, de investigaciones, publicación de estudios en el área y ejecución de diferentes eventos, actividades de reconocimiento, y disposición de información a través de la Web.

Proyecto: "Formación, difusión y estímulo de la investigación en las Ciencias de la Salud"
Resultado esperado: 102.800 usuarios(as) formados e informados en el área de la salud mediante charlas, conferencias, foros, publicaciones y otros medios de comunicación.
Ejecutor: Academia Nacional de Medicina.

Con el objetivo de difundir el conocimiento en materia de la salud, especialmente sobre la higiene nacional, el proyecto promueve el estudio, la enseñanza y la investigación en el campo de la medicina a fin de actualizar conocimientos y orientar criterios tanto de los profesionales y autoridades de salud como del público en general.

Proyecto: "Difusión del conocimiento de la Economía vinculado con la realidad socialista del país"
Resultado esperado: 9.000 usuarios(as) atendidos(as) mediante la difusión virtual y presencial de investigaciones y trabajos del área económica.
Ejecutor: Academia Nacional de Ciencias Económicas.

El proyecto se formula con el objetivo de contribuir con el desarrollo de las Ciencias Económicas en sus aspectos teóricos y políticos, con especial énfasis en América Latina y Venezuela, a través del impulso a la investigación y de la promoción de publicaciones, conferencias y foros científicos y políticos.

Proyecto 128248: Promoción, desarrollo y divulgación del conocimiento en las áreas de la Ingeniería y el Hábitat.
Resultado esperado: Difusión de estudios, investigaciones y publicaciones en las áreas de la Ingeniería y el Hábitat, beneficiando a 16.000 usuarios(as).
Ejecutor: Academia Nacional de la Ingeniería y el Hábitat.

El desarrollo de este proyecto permite la difusión de trabajos de investigación y proyectos de carácter científico y tecnológico en las áreas de la Ingeniería y el Hábitat, con el fin de apoyar el desarrollo nacional vinculado con el ámbito del ser humano y su relación con el ambiente.

Proyecto: "Estudio, reconocimiento y difusión del conocimiento de las Ciencias Jurídicas y Sociales"
Resultado esperado: Difusión de las nuevas leyes, decretos y providencias promulgadas por el Ejecutivo Nacional, los estudios y trabajos en el área de las ciencias políticas y sociales realizados en el país, beneficiando a 250.000 usuarios(as).
Ejecutor: Academia de Ciencias Políticas y Sociales.

Proyecto que se formula con el objetivo de difundir el conocimiento de las Ciencias Políticas, Sociales y Jurídicas, a través del desarrollo y publicación de estudios e investigaciones en el área, eventos, actividades motivacionales y de reconocimiento y disposición de información a través de la Web, con énfasis en la edición de publicaciones especializadas que traten los temas básicos del sistema jurídico-político, así como de los que constituyen los problemas que en la actualidad lo afectan.

Proyecto: "Actualización y consolidación técnica y tecnológica de la plataforma comunicacional"
Resultado esperado: Ampliación de la señal para alcanzar el 100% de cobertura nacional.
Ejecutor: Fundación Colombeia.

La consolidación de la Fundación Colombeia como instrumento de democratización y socialización de la Educación Bolivariana, a través de Colombeia TV, Sistema Radial (102.3 FM Radio Zamora Socialista) y otros medios o plataformas de comunicación, difundiendo y desarrollando herramientas que promuevan el empoderamiento popular, amerita la actualización y consolidación técnica y tecnológica de la plataforma comunicacional de la Fundación Colombeia, a cuyo fin se formula el proyecto que permitirá lograr la optimización de la producción, transmisión y difusión de los contenidos audiovisuales educativos, culturales e informativos en sus diversas plataformas. Su ejecución permitirá además la cobertura para incluir las zonas de interés social y aquellas de difícil acceso, llevando a cada hogar la educación liberadora, con el fin de promover una orientación, ética, moral y espiritual de la sociedad, basado en los valores liberadores del socialismo.

Proyecto: "Producciones audiovisuales para la formación del Pensamiento Liberador"
Resultado esperado: 86 producciones audiovisuales distribuidas.
Ejecutor: Fundación Medios Audiovisuales al Servicio de la Educación (EDUMEDIA).

Otra de las estrategias encauzadas a dar cumplimiento con el mandato presidencial de "impulsar una revolución cultural y comunicacional para fortalecer los valores que inspiran a la Patria", mediante la formación ciudadana para el conocimiento, comprensión, uso y análisis crítico de contenidos educativos, culturales e informativos difundidos por los medios de comunicación social, lo constituye el proyecto de esta Fundación adscrita al Ministerio que se formula con el objetivo de fortalecer el Subsistema de Educación Básica y el sistema comunal, mediante la producción y difusión de documentos audiovisuales con contenidos pedagógicos, foros, encuentros de saberes y exposiciones.

Proyecto: "Promoción y difusión de los valores históricos-culturales de nuestro acervo histórico nacional"
Resultado esperado: 120.340 usuarios(as) con información en el área histórica actualizada.
Ejecutor: Academia Nacional de la Historia.

Proyecto formulado para impulsar el fortalecimiento y ampliación del conocimiento de nuestra identidad nacional mediante la realización de simposios, seminarios, coloquios y charlas, que permitan identificar, acopiar y rescatar la información documental, hemerográfica, bibliográfica, digitalizada, audiovisual

y otros, disponible sobre la vida política, económica, cultural y social de la nación; así como custodiar y divulgar nuestro legado histórico, preservarlo y organizarlo para facilitar el acceso a publicaciones especializadas.

Proyecto: "Estímulo en la comunidad educativa del hábito de la lectura y el valor de la correcta escritura de la Lengua Española"
Resultado esperado: Difusión del conocimiento de la Lengua Española en la comunidad educativa, beneficiando a 137.000 usuarios(as).
Ejecutor: Academia Venezolana de la Lengua.
Órgano rector de la actividad lingüística y literaria del país, la Academia Venezolana formula para el año 2016 el desarrollo de este proyecto, cuyo objetivo principal es fomentar el estudio literario y gramatical de la Lengua Española mediante la difusión y publicación de material bibliográfico y formación en apoyo a la labor docente e investigativa.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
								Ingresos Extraordinarios				
N.E.	Ppto.		Unidad de Medida	Cant.	Género: Fem.	Género: Masc.	Ingresos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
128283	100103000	Fortalecimiento del desarrollo curricular del Subsistema de Educación Básica.	Docente	594.458			13.443.500					13.443.500
128341	100105000	Sistema Nacional de Recursos para el Aprendizaje.	Tiraje	36.105.000			8.484.418.491					8.484.418.491
128596	100106000	Creación del Observatorio del Sistema de Educación Básica del Ministerio del Poder Popular para la Educación.	Documento	3			5.496.897					5.496.897
	109999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar	16.274.773.070			16.274.773.070					16.274.773.070
TOTAL							24.778.131.958					24.778.131.958

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
			Ingresos Extraordinarios				
		Ingresos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
100001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	64.827.449.808					64.827.449.808
100002000	Gestión administrativa	30.671.072.442					30.671.072.442
100003000	Previsión y Protección Social	19.858.883.960					19.858.883.960
TOTAL		115.357.406.210					115.357.406.210

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**365.166**	**146.086**		**511.252**	**29.927.530.948**	**1.313.209.671**	**31.240.740.619**
Altos Funcionarios y de Elección Popular		1		1	51.017		51.017
Alto Nivel y de Dirección	91	66		157	27.702.122		27.702.122
Profesional y Técnico	8.340	3.244		11.584	625.559.980	27.166.329	652.726.309
Personal Administrativo	45.637	11.409		57.046	3.231.720.802	321.567.034	3.553.287.836
Personal Docente	253.086	79.922		333.008	19.579.765.660		19.579.765.660
Obrero	58.012	51.444		109.456	6.462.731.367	964.476.308	7.427.207.675
Personal Contratado	**29**	**22**		**51**	**8.948.400**		**8.948.400**
Profesional y Técnico	29	22		51	8.948.400		8.948.400
TOTAL	**365.195**	**146.108**		**511.303**	**29.936.479.348**	**1.313.209.671**	**31.249.689.019**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**16.777**	**8.701**	**25.478**	**1.581.769.658**
Empleados	934	439	1.373	104.713.151
Docentes	13.389	7.210	20.599	1.259.721.356
Obreros	2.454	1.052	3.506	217.335.151
Jubilados	**112.598**	**58.534**	**171.132**	**18.277.114.302**
Empleados	4.706	2.215	6.921	471.549.549
Docentes	91.725	49.390	141.115	16.244.699.191
Obreros	16.167	6.929	23.096	1.560.865.562
TOTAL	**129.375**	**67.235**	**196.610**	**19.858.883.960**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	64.826.436.144					64.826.436.144
4.02	Materiales, suministros y mercancias	2.492.717.145					2.492.717.145
4.03	Servicios no personales	13.751.447.240					13.751.447.240
4.04	Activos reales	1.101.413.965					1.101.413.965
4.07	Transferencias y donaciones	56.954.573.174					56.954.573.174
4.11	Disminución de pasivos	1.008.950.500					1.008.950.500
	TOTAL	**140.135.538.168**					**140.135.538.168**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	30.501.749.594					30.501.749.594
4.07.01.00.00	Transferencias y donaciones corrientes internas	24.241.178.891					24.241.178.891
4.07.01.03.00	Transferencias corrientes internas al sector público	24.241.178.891					24.241.178.891
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.624.557.350					6.624.557.350
	- A0129 Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA)	3.576.973.341					3.576.973.341
	- A0135 Academia Nacional de Ciencias Económicas	3.990.411					3.990.411
	- A0136 Academia de Ciencias Físicas, Matemáticas y Naturales	3.687.847					3.687.847
	- A0137 Academia de Ciencias Políticas y Sociales	5.395.079					5.395.079
	- A0138 Academia Nacional de la Historia	5.885.511					5.885.511
	- A0139 Academia Venezolana de la Lengua	1.842.062					1.842.062
	- A0140 Academia Nacional de Medicina	5.067.057					5.067.057
	- A0323 Fundación de Edificaciones y Dotaciones Educativas (FEDE)	1.426.722.640					1.426.722.640
	- A0387 Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (CENAMEC)	97.309.572					97.309.572
	- A0409 Fundación Medios Audiovisuales al Servicio de la Educación (EDUMEDIA)	29.159.706					29.159.706
	- A0410 Fundación Bolivariana de Informática y Telemática (FUNDABIT)	691.012.808					691.012.808
	- A0425 Fundación Samuel Robinson	580.592.915					580.592.915
	- A0477 Fundación Colombeia	183.668.667					183.668.667
	- A0491 Fundación Escuela Metropolitana de Formación Ciudadana "Simón Rodríguez" (FEMFOC)	11.415.020					11.415.020
	- A0911 Academia Nacional de la Ingeniería y el Hábitat	1.834.714					1.834.714

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.01.03.04	Transferencias corrientes a instituciones de protección social	7.427.325.633					7.427.325.633
	- A0056 Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (IPASME)	7.427.325.633					7.427.325.633
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	10.189.295.908					10.189.295.908
	- A0571 Corporación Nacional de Alimentación Escolar CNAE, S.A.	10.189.295.908					10.189.295.908
4.07.03.00.00	Transferencias y donaciones de capital internas	6.260.570.703					6.260.570.703
4.07.03.03.00	Transferencias de capital internas al sector público	6.260.570.703					6.260.570.703
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	6.260.570.703					6.260.570.703
	- A0323 Fundación de Edificaciones y Dotaciones Educativas (FEDE)	6.260.570.703					6.260.570.703

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	5.931.780.037					5.931.780.037
4.07.01.00.00	Transferencias y donaciones corrientes internas	5.931.780.037					5.931.780.037
4.07.01.01.00	Transferencias corrientes internas al sector privado	5.931.780.037					5.931.780.037
4.07.01.01.70	Subsidios educacionales al sector privado	5.845.258.105					5.845.258.105
	- S0672 Fundación Peter Alexander para Niños Autistas del Zulia (FUPANAZ)	78.000					78.000
	- S1040 Convenio ME - AVEC	5.406.463.926					5.406.463.926
	- S1041 Planteles no Afiliados al Convenio	10.780.206					10.780.206

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	- S1525 Asociación Civil del Ministerio de Educación, Cultura y Deportes (ASOCIMECD)	1.487.868					1.487.868
	- S1647 Unidad Educativa Colegio Carora, Municipio Torres del Estado Lara	61.214					61.214
	- S1649 Unidad Educativa Instituto "Santa Ana", Municipio Iribarren del Estado Lara	64.724					64.724
	- S1654 Hogar de Niños Impedidos Don Orione, Municipio Iribarren del Estado Lara	78.000					78.000
	- S1656 Pequeño Cottolengo Don Orione, Municipio Iribarren del Estado Lara	78.000					78.000
	- S1661 Centro de Desarrollo Humano El Candil, Municipio Zea del Estado Mérida	78.000					78.000
	- S1664 SAPRENDEH (Centro de Desarrollo Humano "El Velero", Municipio Zea del Estado Mérida	78.000					78.000
	- S1665 SAPRENDEH (Centro de Desarrollo Humano "El Alva"), Municipio Tovar del Estado Mérida	78.000					78.000
	- S1671 Instituto Docente Complejo Educativo y Cultural de Barlovento Fundación "Victor Sosa", Municipio Guaicaipuro del Estado Miranda	45.021					45.021
	- S2289 Asociación Civil Escuela Agroecológica Ezequiel Zamora - Guambra	120.000					120.000
	- S2350 Asociación de Promoción de la Educación Popular	425.767.146					425.767.146
4.07.01.01.72	Subsidios culturales al sector privado	68.397.940					68.397.940
	- S0148 Banco del Libro	347.800					347.800
	- S0942 Sociedad Orquesta Sinfónica de Venezuela.	66.671.673					66.671.673
	- S1571 Fundación Luis Beltrán Prieto Figueroa	282.000					282.000
	- S2245 Fundación Grupo Madera	1.096.467					1.096.467
4.07.01.01.73	Subsidios a instituciones benéficas privadas	18.123.992					18.123.992
	- S0747 Hogares Crea de Venezuela	18.000.000					18.000.000
	- S1763 Fundación República Insular	43.992					43.992
	- S1995 Fundación Visión Futura para Personas con Discapacidad (VIFUPADIS)	80.000					80.000

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.759.583					2.759.583
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	2.759.583					2.759.583
4.07.02.01.00	Transferencias corrientes al exterior	2.759.583					2.759.583
4.07.02.01.04	Transferencias corrientes a organismos internacionales	2.759.583					2.759.583
	- I0043 Fondo Especial Multilateral del Consejo Interamericano para el Desarrollo Integral de la Ciencia y la Cultura (F.E.M.C.I.D.I.C.C.)	55.769					55.769
	- I0063 Instituto Panamericano de Geografía e Historia (I.P.G.H.)	527					527
	- I0076 Organización de Estados Iberoamericanos para la Educación, la Ciencia y la Cultura O.E.I., en España.	557.258					557.258
	- I0080 Organización de las Naciones Unidas para la Educación, la Ciencia y la Cultura (UNESCO)	557.258					557.258
	- I0111 Cooperación Técnica con el Área del Caribe. Programas Educativos, Culturales, Centro Interamericano de Idiomas	12.816					12.816
	- I0155 Asociación de Televisión Educativa Iberoamericana (A.T.E.I.)	1.036.660					1.036.660
	- I0205 Asociación de Estados Iberoamericanos para el Desarrollo de las Bibliotecas Nacionales de Iberoamérica (ABINIA)	324.295					324.295
	- I0228 Laboratorio Latinoamericano de Evaluación de Calidad de la Educación	215.000					215.000

PROYECTO:	COD. N.E: 128283 COD. PPTO: 100103000 Fortalecimiento del desarrollo curricular del Subsistema de Educación Básica.
UNIDAD DE MEDIDA:	docente
CANTIDAD:	Fem.() Mas.() Total(594.458)
ASIGNACIÓN PRESUPUESTARIA:	13.443.500
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Fortalecimiento del Subsistema de Educación Básica mediante una base curricular coherente con los preceptos constitucionales y el proyecto político, económico y social del país.
OBJETIVOS ESPECÍFICOS:	Transformar el Currículo Nacional en todos los niveles de la Educación Básica, con énfasis en el nivel de Educación Media General y Media Técnica en correspondencia con las necesidades y demandas del Sistema Productivo Nacional, los valores y principios de la patria para la construcción de una cultura de paz, solidaria y libertaria que promueva la integración latinoamericana y caribeña.
RESULTADO:	Docentes informados y socializados sobre el desarrollo curricular y los programas por niveles y modalidades del Subsistema de Educación Básica.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	5.702.400					5.702.400
4.02	Materiales, suministros y mercancias	2.667.857					2.667.857
4.03	Servicios no personales	3.492.129					3.492.129
4.04	Activos reales	1.581.114					1.581.114
	TOTAL	**13.443.500**					**13.443.500**

PROYECTO:	COD. N.E: 128341 COD. PPTO: 100105000 Sistema Nacional de Recursos para el Aprendizaje.
UNIDAD DE MEDIDA:	tiraje
CANTIDAD:	Fem.() Mas.() Total(36.105.000)
ASIGNACIÓN PRESUPUESTARIA:	8.484.418.491
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Desarrollar, dotar e implementar herramientas vinculadas a los procesos de aprendizaje que sirven de apoyo a la labor docente en los ambientes educativos.
OBJETIVOS ESPECÍFICOS:	Desarrollar, dotar e implementar herramientas vinculadas a los procesos de aprendizaje que sirven de apoyo didáctico a los docentes en los ambientes educativos y en los Centros de Investigación y Formación del Magisterio Venezolano.
RESULTADO:	Desarrollo, producción reproducción, distribución y dotación de diversos recursos para el aprendizaje.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	2.496.000					2.496.000
4.02	Materiales, suministros y mercancías	646.258.524					646.258.524
4.03	Servicios no personales	7.295.290.189					7.295.290.189
4.04	Activos reales	540.373.778					540.373.778
	TOTAL	**8.484.418.491**					**8.484.418.491**

PROYECTO: COD. N.E: 128596 COD. PPTO: 100106000 Creación del Observatorio del Sistema de Educación Básica del Ministerio del Poder Popular para la Educación.

UNIDAD DE MEDIDA: documento

CANTIDAD: Fem.() Mas.() Total(3)

ASIGNACIÓN PRESUPUESTARIA: 5.496.897

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Fortalecimiento de la capacidad de planificación, seguimiento y control de la actividad educativa, propiciando una medición en términos reales de cada uno de los proyectos educativos a nivel nacional, en los diferentes niveles y modalidades.

OBJETIVOS ESPECÍFICOS: Contar con una herramienta que democratice el acceso a la información y colabore con el proceso de toma de decisiones en materia de política educativa.

RESULTADO: Proyección de avances educativos en el ámbito mundial

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	750.000					750.000
4.02	Materiales, suministros y mercancías	750.000					750.000
4.03	Servicios no personales	3.996.897					3.996.897
	TOTAL	5.496.897					5.496.897

PROYECTO:	COD. N.E: COD. PPTO: 109999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	bolívar
CANTIDAD:	Fem.() Mas.() Total(16.274.773.070)
ASIGNACIÓN PRESUPUESTARIA:	16.274.773.070
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar los Recursos Financieros para Asegurar la Ejecución de los Proyectos
OBJETIVOS ESPECÍFICOS:	Transferir a los Entes los Recursos Financieros para la Ejecución de los Proyectos
RESULTADO:	Recursos Transferidos a los Entes Descentralizados para la Ejecución de los Proyectos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	16.274.773.070					16.274.773.070
	TOTAL	16.274.773.070					16.274.773.070

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	16.274.773.070					16.274.773.070
4.07.01.00.00	Transferencias y donaciones corrientes internas	10.014.202.367					10.014.202.367
4.07.01.03.00	Transferencias corrientes internas al sector público	10.014.202.367					10.014.202.367
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.660.860.133					4.660.860.133
	- A0129 Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA)	3.400.609.962					3.400.609.962
	- A0135 Academia Nacional de Ciencias Económicas	2.480.259					2.480.259
	- A0136 Academia de Ciencias Físicas, Matemáticas y Naturales	1.978.525					1.978.525
	- A0137 Academia de Ciencias Políticas y Sociales	3.402.362					3.402.362
	- A0138 Academia Nacional de la Historia	3.307.377					3.307.377
	- A0139 Academia Venezolana de la Lengua	1.058.108					1.058.108
	- A0140 Academia Nacional de Medicina	2.887.438					2.887.438
	- A0387 Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (CENAMEC)	44.885.260					44.885.260
	- A0409 Fundación Medios Audiovisuales al Servicio de la Educación (EDUMEDIA)	26.595.322					26.595.322
	- A0410 Fundación Bolivariana de Informática y Telemática (FUNDABIT)	498.483.706					498.483.706
	- A0425 Fundación Samuel Robinson	580.503.657					580.503.657
	- A0477 Fundación Colombeia	93.639.563					93.639.563
	- A0911 Academia Nacional de la Ingeniería y el Hábitat	1.028.594					1.028.594
4.07.01.03.04	Transferencias corrientes a instituciones de protección social	3.105.195.338					3.105.195.338
	- A0056 Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (IPASME)	3.105.195.338					3.105.195.338
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	2.248.146.896					2.248.146.896
	- A0571 Corporación Nacional de Alimentación Escolar CNAE, S.A.	2.248.146.896					2.248.146.896

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.03.00.00	Transferencias y donaciones de capital internas	6.260.570.703					6.260.570.703
4.07.03.03.00	Transferencias de capital internas al sector público	6.260.570.703					6.260.570.703
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	6.260.570.703					6.260.570.703
	- A0323 Fundación de Edificaciones y Dotaciones Educativas (FEDE)	6.260.570.703					6.260.570.703

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	64.817.487.744					64.817.487.744
4.03	Servicios no personales	9.962.064					9.962.064
	TOTAL	64.827.449.808					64.827.449.808

ACCIÓN CENTRALIZADA: Gestión Administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	1.843.040.764					1.843.040.764
4.03	Servicios no personales	6.438.705.961					6.438.705.961
4.04	Activos reales	559.459.073					559.459.073
4.07	Transferencias y donaciones	20.820.916.144					20.820.916.144
4.11	Disminución de pasivos	1.008.950.500					1.008.950.500
	TOTAL	30.671.072.442					30.671.072.442

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	14.226.976.524					14.226.976.524
4.07.01.00.00	Transferencias y donaciones corrientes internas	14.226.976.524					14.226.976.524
4.07.01.03.00	Transferencias corrientes internas al sector público	14.226.976.524					14.226.976.524
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.963.697.217					1.963.697.217
	- A0129 Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA)	176.363.379					176.363.379
	- A0135 Academia Nacional de Ciencias Económicas	1.510.152					1.510.152
	- A0136 Academia de Ciencias Físicas, Matemáticas y Naturales	1.709.322					1.709.322
	- A0137 Academia de Ciencias Políticas y Sociales	1.992.717					1.992.717
	- A0138 Academia Nacional de la Historia	2.578.134					2.578.134
	- A0139 Academia Venezolana de la Lengua	783.954					783.954
	- A0140 Academia Nacional de Medicina	2.179.619					2.179.619
	- A0323 Fundación de Edificaciones y Dotaciones Educativas (FEDE)	1.426.722.640					1.426.722.640
	- A0387 Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (CENAMEC)	52.424.312					52.424.312
	- A0409 Fundación Medios Audiovisuales al Servicio de la Educación (EDUMEDIA)	2.564.384					2.564.384
	- A0410 Fundación Bolivariana de Informática y Telemática (FUNDABIT)	192.529.102					192.529.102
	- A0425 Fundación Samuel Robinson	89.258					89.258
	- A0477 Fundación Colombeia	90.029.104					90.029.104
	- A0491 Fundación Escuela Metropolitana de Formación Ciudadana "Simón Rodríguez" (FEMFOC)	11.415.020					11.415.020
	- A0911 Academia Nacional de la Ingeniería y el Hábitat	806.120					806.120
4.07.01.03.04	Transferencias corrientes a instituciones de protección social	4.322.130.295					4.322.130.295
	- A0056 Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (IPASME)	4.322.130.295					4.322.130.295
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	7.941.149.012					7.941.149.012
	- A0571 Corporación Nacional de Alimentación Escolar CNAE, S.A.	7.941.149.012					7.941.149.012

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	5.931.780.037					5.931.780.037
4.07.01.00.00	Transferencias y donaciones corrientes internas	5.931.780.037					5.931.780.037
4.07.01.01.00	Transferencias corrientes internas al sector privado	5.931.780.037					5.931.780.037
4.07.01.01.70	Subsidios educacionales al sector privado	5.845.258.105					5.845.258.105
	- S0672 Fundación Peter Alexander para Niños Autistas del Zulia (FUPANAZ)	78.000					78.000
	- S1040 Convenio ME - AVEC	5.406.463.926					5.406.463.926
	- S1041 Planteles no Afiliados al Convenio	10.780.206					10.780.206
	- S1525 Asociación Civil del Ministerio de Educación, Cultura y Deportes (ASOCIMECD)	1.487.868					1.487.868
	- S1647 Unidad Educativa Colegio Carora, Municipio Torres del Estado Lara	61.214					61.214
	- S1649 Unidad Educativa Instituto "Santa Ana", Municipio Iribarren del Estado Lara	64.724					64.724
	- S1654 Hogar de Niños Impedidos Don Orione, Municipio Iribarren del Estado Lara	78.000					78.000
	- S1656 Pequeño Cottolengo Don Orione, Municipio Iribarren del Estado Lara	78.000					78.000
	- S1661 Centro de Desarrollo Humano El Candil, Municipio Zea del Estado Mérida	78.000					78.000
	- S1664 SAPRENDEH (Centro de Desarrollo Humano "El Velero", Municipio Zea del Estado Mérida	78.000					78.000
	- S1665 SAPRENDEH (Centro de Desarrollo Humano "El Alva"), Municipio Tovar del Estado Mérida	78.000					78.000
	- S1671 Instituto Docente Complejo Educativo y Cultural de Barlovento Fundación "Victor Sosa", Municipio Guaicapuro del Estado Miranda	45.021					45.021
	- S2289 Asociación Civil Escuela Agroecológica Ezequiel Zamora - Guambra	120.000					120.000
	- S2350 Asociación de Promoción de la Educación Popular	425.767.146					425.767.146
4.07.01.01.72	Subsidios culturales al sector privado	68.397.940					68.397.940
	- S0148 Banco del Libro	347.800					347.800
	- S0942 Sociedad Orquesta Sinfónica de Venezuela.	66.671.673					66.671.673
	- S1571 Fundación Luis Beltrán Prieto Figueroa	282.000					282.000
	- S2245 Fundación Grupo Madera	1.096.467					1.096.467

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.01.01.73	Subsidios a instituciones benéficas privadas	18.123.992					18.123.992
	- S0747 Hogares Crea de Venezuela	18.000.000					18.000.000
	- S1763 Fundación República Insular	43.992					43.992
	- S1995 Fundación Visión Futura para Personas con Discapacidad (VIFUPADIS)	80.000					80.000

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.759.583					2.759.583
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	2.759.583					2.759.583
4.07.02.01.00	Transferencias corrientes al exterior	2.759.583					2.759.583
4.07.02.01.04	Transferencias corrientes a organismos internacionales	2.759.583					2.759.583
	- I0043 Fondo Especial Multilateral del Consejo Interamericano para el Desarrollo Integral de la Ciencia y la Cultura (F.E.M.C.I.D.I.C.C.)	55.769					55.769
	- I0063 Instituto Panamericano de Geografía e Historia (I.P.G.H.)	527					527
	- I0076 Organización de Estados Iberoamericanos para la Educación, la Ciencia y la Cultura O.E.I., en España.	557.258					557.258
	- I0080 Organización de las Naciones Unidas para la Educación, la Ciencia y la Cultura (UNESCO)	557.258					557.258
	- I0111 Cooperación Técnica con el Área del Caribe. Programas Educativos, Culturales, Centro Interamericano de Idiomas	12.816					12.816
	- I0155 Asociación de Televisión Educativa Iberoamericana (A.T.E.I.)	1.036.660					1.036.660
	- I0205 Asociación de Estados Iberoamericanos para el Desarrollo de las Bibliotecas Nacionales de Iberoamérica (ABINIA)	324.295					324.295
	- I0228 Laboratorio Latinoamericano de Evaluación de Calidad de la Educación	215.000					215.000

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	19.858.883.960					19.858.883.960
	TOTAL	19.858.883.960					19.858.883.960

13

Ministerio del Poder Popular para el Proceso Social de Trabajo

MINISTERIO DEL PODER POPULAR PARA EL PROCESO SOCIAL DE TRABAJO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Política Presupuestaria del Ministerio del Poder Popular para el Proceso Social de Trabajo (Mpppst), para el ejercicio económico y financiero 2016, se plantea atendiendo el marco constitucional, el ordenamiento jurídico vigente que rige el proceso de formulación del presupuesto de los Órganos del Poder Nacional, las normativas en materia laboral y de seguridad social, y las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019".

En tal sentido, direcciona su accionar hacia la estabilización, protección y desarrollo del Proceso Social del Trabajo como estrategia para impulsar el desarrollo de las fuerzas productivas que garanticen la producción y la justa distribución de la riqueza.

Para la consecución de estas políticas, el Ministerio ha redefinido su rol y competencias, dando forma a un proceso de refundación que avanza en concordancia con la visión y fines que en ellos se plantean:

- Impulsar el desarrollo de la conciencia de clase de los trabajadores y trabajadoras a través de su formación y autoformación, colectiva, integral, continua y permanente.
- Avanzar junto a la clase obrera, en la consolidación y empoderamiento de sus organizaciones de base para que asuman la autoprotección, estabilización, desarrollo y defensa efectiva del proceso social del trabajo y de sus derechos y conquistas logrados en Revolución.
- Construir una sociedad y un sistema económico que garanticen la equidad, la justicia, la transparencia y la responsabilidad social en la producción, distribución y comercialización de los bienes y servicios que satisfagan las necesidades fundamentales de la población.
- Alcanzar la universalización y sustentabilidad de un sistema de previsión social que le proporcione la mayor suma de felicidad posible al pueblo y permita alcanzar los más altos fines del Estado Social de Derecho y Justicia.

Alineando de esta forma las atribuciones y competencias para alcanzar los elevados Objetivos Nacionales de:

- *"Propulsar la transformación del sistema económico, en función de la transición al Socialismo Bolivariano, trascendiendo el modelo rentista petrolero capitalista hacia el modelo económico productivo socialista, basado en el desarrollo de las fuerzas productivas"*.
- *"Construir una sociedad igualitaria y justa"*.

De allí que la política presupuestaria del Ministerio del Poder Popular para el Proceso Social de Trabajo (Mpppst), para el ejercicio económico financiero 2016, se deriva de los fines arriba expuestos, y se concretará por medio de seis (06) proyectos institucionales, en conjunto con las acciones centralizadas.

Toda la acción institucional en el sector laboral, se enfocará en promover, garantizar y verificar el correcto cumplimiento de la normativa legal en materia laboral y de seguridad social que protegen el trabajo, la familia, la estabilidad laboral, la libertad de asociación sindical y negociación colectiva, así como,

brindar atención y asesoría legal para su defensa jurídica gratuita, la protección y restitución de derechos laborales; fortaleciendo para ello, las capacidades de inspección y fiscalización a las entidades de trabajo y la atención a los trabajadores y trabajadoras en las unidades administrativas y desconcentradas, en todas las entidades federales.

También a través del ente adscrito: Instituto Nacional de Prevención Salud y Seguridad Laborales (Inpsasel), se fortalecerán las acciones y mecanismos de vigilancia y control, con la participación de la clase obrera, de las condiciones de salud, seguridad laboral y medio ambiente en las entidades de trabajo. Así como, el proceso de formación de los trabajadores y trabajadoras en materia de salud y seguridad en el trabajo, y en el ámbito de producción comunal, para la adopción y desarrollo de una cultura de prevención y trabajo saludable con responsabilidad social.

En lo que respecta al sector formación para la capacitación, organización y desarrollo de la participación activa y protagónica de la clase obrera, se impulsaran mayores acciones de acompañamiento y orientación para su organización, de manera que esta asume progresivamente, la gestión directa y democrática de la dirección del proceso social de trabajo, en función de consolidar y desarrollar la producción, y la reactivación productiva de entidades de trabajo. Para ello, se fortalecerán las acciones necesarias para el diseño, ejecución, seguimiento y evaluación de los planes de formación y autoformación integral, continua y permanente de los trabajadores y trabajadoras en áreas estratégicas de la economía y se dará impulso al fortalecimiento de las iniciativas de la clase obrera para la participación directa de sus organizaciones de base, en el control y defensa de la estabilidad y regulación de la actividad económica, la producción y distribución de bienes y servicios necesarios, y la protección del salario, desde las entidades de trabajo.

Igualmente, desde el Instituto Nacional Capacitación Educativa Socialista (Inces), se promoverá la formación para el desarrollo y la generación de conocimientos técnicos especializados para la construcción de partes, piezas y aplicaciones industriales en los niveles de diseño, implementación y adecuación, a través de la puesta en marcha de Centros de Diseño de Fábricas, que fortalezcan los procesos productivos nacionales.

Con relación al sector de protección social y seguridad social, se dará continuidad al Plan Integral de Inspección del Sector Agrícola, para seguir avanzando en la dignificación de las condiciones de vida de los trabajadores y trabajadoras de las áreas de producción agrícola y acuícola, mediante el control de sus condiciones socio- laborales, para la participación consciente en el proceso social de trabajo.

Dentro de este mismo sector, se iniciará el afianzamiento de la presencia y acción efectiva de las Divisiones de Previsión Social a nivel nacional, para brindar atención integral a las personas con discapacidad, con la finalidad de facilitar la inserción y reinserción en el proceso social de trabajo. Así como, promover la incorporación de los trabajadores y trabajadoras no dependientes y aquellos tradicionalmente excluidos al Régimen Prestacional de Pensiones y otras Asignaciones Económicas, a través de la orientación, motivación y la relación intra-institucional.

En relación al Sistema de Seguridad Social, a través de la acción del Instituto Venezolano de los Seguros Sociales (Ivss) y la Tesorería de Seguridad Social (TSS), se continuará garantizando a la población económicamente activa (ocupada), a los funcionarios jubilados de la Administración Pública Nacional y a los grupos más vulnerables, la incorporación progresiva y la afiliación al sistema de seguridad social, al igual que el disfrute de las prestaciones dinerarias a largo y corto plazo. Asimismo, a través de Farmapatria Compañía Anónima (Farmapatria, C.A), se extiende la expansión de la red de farmacias, y el suministro de medicamentos, materiales y equipos médicos a precios justos, a través del abastecimiento de la red de farmacias a nivel nacional.

Finalmente, a los fines del desarrollo físico, espiritual y cultural de los trabajadores y trabajadoras y su núcleo familiar, a través del Instituto Nacional de Capacitación y Recreación de los Trabajadores (Incret),se garantizará el pleno ejercicio del derecho al descanso, la recreación y el sano aprovechamiento del tiempo libre de los trabajadores, trabajadoras y sus familias, mediante la promoción de programas en materia de recreación, utilización provechosa del tiempo libre, descanso y turismo social.

Todos los objetivos establecidos dentro de la política presupuestaria exigen la continuación de procesos de edificación de una nueva institucionalidad a tono con los fines buscados y dedicada al servicio absoluto del pueblo como parte del pueblo. Es por ello que, para el ejercicio económico financiero 2016, el Ministerio del Poder Popular para el Proceso Social de Trabajo (Mpppst), se ha planteado cinco grandes temas que orientan la acción institucional, a saber:

- Culminar el proceso de refundación del Ministerio del Poder Popular para el Proceso Social de Trabajo desde la clase obrera, en función de la correcta aplicación de las leyes y normativas jurídicas en materia laboral y de seguridad social.
- Proteger, estabilizar y desarrollar junto a la clase obrera, el Proceso Social de Trabajo.
- Impulsar y desarrollar las fuerzas productivas para garantizar la producción y la justa distribución de la riqueza.
- La universalización y sustentabilidad del sistema de previsión social.
- Profundizar desde la clase obrera el desarrollo de la unión e integración latinoamericana y caribeña en el contexto geopolítico internacional, en materia laboral y de seguridad social.

RESUMEN DE PROYECTOS DEL ÓRGANO DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Meta				Fecha de Inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
N.E	Ppto.		Unidad de Medida	Cant.	Género: Fem.	Género: Masc.							
128740	130153000	Impulso de la incorporación de los trabajadores no dependientes y los tradicionalmente excluidos al Régimen Prestacional de Pensiones y Otras Asignaciones Económicas.	trabajador(a)	101300	50000	51300	01/01/2016	31/12/2019		5.854.523	4.119.700	10.197.213	20.171.436
128830	130154000	Rehabilitación y adquisición de sedes para el Ministerio del Poder Popular para el Proceso Social de Trabajo.	sede	88	0	0	04/01/2016	31/12/2019		486.723.694	481.815.414	1.154.914.173	2.123.453.281
128919	130155000	Fortalecimiento de la atención integral de la población con discapacidad económicamente activa.	persona	32670	0	0	01/01/2016	31/12/2019		15.241.237	14.959.325	33.239.070	63.439.632
128931	130157000	Sistema de seguimiento, control y evaluación de los resultados de la ejecución de los planes de formación y autoformación, integral, colectiva y permanente de los trabajadores y trabajadoras.	sistema	1	0	0	01/01/2016	31/12/2018		4.303.390			4.303.390
TOTAL										512.122.844	500.894.439	1.198.350.456	2.211.367.739

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
					Género		Ingresos Ordinarios	Ingresos Extraordinarios				
N.E.	Ppto.		Unidad de Medida	Cant.	Fem.	Masc.		Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
128740	130153000	Impulso de la incorporación de los trabajadores no dependientes y los tradicionalmente excluidos al Régimen Prestacional de Pensiones y Otras Asignaciones Económicas.	trabajador(a)	101.300	50.000	51.300	5.854.523					5.854.523
128830	130154000	Rehabilitación y adquisición de sedes para el Ministerio del Poder Popular para el Proceso Social de Trabajo.	sede	88			486.723.694					486.723.694
128919	130155000	Fortalecimiento de la atención integral de la población con discapacidad económicamente activa.	persona	32.670			15.241.237					15.241.237
128925	130156000	Inspección Integral Agraria.	operativo	6			9.953.350					9.953.350
128931	130157000	Sistema de seguimiento, control y evaluación de los resultados de la ejecución de los planes de formación y autoformación, integral, colectiva y permanente de los trabajadores y trabajadoras.	sistema	1			4.303.390					4.303.390
	139999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	bolívar	159.038.287.737			159.038.287.737					159.038.287.737
TOTAL							159.560.363.931					159.560.363.931

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
130001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	3.984.203.196					3.984.203.196
130002000	Gestión administrativa	2.299.384.664					2.299.384.664
130003000	Previsión y Protección Social	355.914.588					355.914.588
	TOTAL	6.639.502.448					6.639.502.448

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**1.716**	**1.162**	**632**	**3.510**	**331.518.852**	**82.090.080**	**413.608.932**
Altos Funcionarios y de Elección Popular		1		1	89.064		89.064
Alto Nivel y de Dirección	10	23	22	55	4.898.520		4.898.520
Directivo	425	143	149	717	64.409.184	3.124.272	67.533.456
Profesional y Técnico	478	171	223	872	91.315.092	27.752.172	119.067.264
Personal Administrativo	452	143	79	674	60.135.096	14.679.768	74.814.864
Obrero	351	681	159	1.191	110.671.896	36.533.868	147.205.764
Personal Contratado	**811**	**764**		**1.575**	**150.427.044**		**150.427.044**
Profesional y Técnico	460	377		837	82.587.984		82.587.984
Personal Administrativo	351	387		738	67.839.060		67.839.060
TOTAL	**2.527**	**1.926**	**632**	**5.085**	**481.945.896**	**82.090.080**	**564.035.976**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**353**	**89**	**442**	**117.428.544**
Empleados	32	18	50	9.181.200
Obreros	321	71	392	108.247.344
Jubilados	**550**	**238**	**788**	**238.486.044**
Empleados	64	36	100	18.362.400
Obreros	486	202	688	220.123.644
TOTAL	**903**	**327**	**1.230**	**355.914.588**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	3.967.533.948					3.967.533.948
4.02	Materiales, suministros y mercancías	293.174.679					293.174.679
4.03	Servicios no personales	475.114.996					475.114.996
4.04	Activos reales	506.215.112					506.215.112
4.07	Transferencias y donaciones	160.953.827.644					160.953.827.644
4.11	Disminución de pasivos	4.000.000					4.000.000
	TOTAL	**166.199.866.379**					**166.199.866.379**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	160.597.160.656					160.597.160.656
4.07.01.00.00	Transferencias y donaciones corrientes internas	160.597.160.656					160.597.160.656
4.07.01.03.00	Transferencias corrientes internas al sector público	160.597.160.656					160.597.160.656
4.07.01.03.03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	160.194.227.731					160.194.227.731
	- A0051 Instituto Nacional de Capacitación y Recreación de los Trabajadores (INCRET)	1.174.663.514					1.174.663.514
	- A0055 Instituto Venezolano de los Seguros Sociales (IVSS)	157.401.484.314					157.401.484.314
	- A0176 Instituto Nacional de Prevención, Salud y Seguridad Laborales (INPSASEL)	1.618.079.903					1.618.079.903
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	402.932.925					402.932.925
	- A0253 Farmapatria, Compañia Anónima (FARMAPATRIA, C.A.)	402.932.925					402.932.925

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	352.400					352.400
4.07.01.00.00	Transferencias y donaciones corrientes internas	352.400					352.400
4.07.01.01.00	Transferencias corrientes internas al sector privado	352.400					352.400
4.07.01.01.75	Subsidios a organismos laborales y gremiales	352.400					352.400
	- S1504 Asociación de Jubilados y Pensionados del Ministerio del Trabajo	79.800					79.800
	- S1888 Asociación Civil del Ministerio del Trabajo (ASOMITRA)	272.600					272.600

PROYECTO: COD. N.E: 128740 COD. PPTO: 130153000 Impulso de la incorporación de los trabajadores no dependientes y los tradicionalmente excluidos al Régimen Prestacional de Pensiones y Otras Asignaciones Económicas.

UNIDAD DE MEDIDA: trabajador(a)

CANTIDAD: Fem.(50.000) Mas.(51.300) Total(101.300)

ASIGNACIÓN PRESUPUESTARIA: 5.854.523

OBJETIVO HISTÓRICO: II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Acelerar los procesos y procedimientos establecidos en la Ley Orgánica del Sistema de Seguridad Social (Losss) y demás normas establecidas; así como, la promoción de las reformas necesarias que contribuyan con la universalización y sustentabilidad de la seguridad social, y a partir de ello asegurar la eficiencia y eficacia a los fines de amparar y proteger a la población en general.

OBJETIVOS ESPECÍFICOS: Promover la incorporación de los trabajadores y trabajadoras no dependientes y los tradicionalmente excluidos a los regimenes prestacionales de pensiones, y otras asignaciones económicas a través de la orientación, motivación y la relación intrainstitucional.

RESULTADO: Trabajadores y trabajadoras no dependientes del sector informal orientados en cuanto sus deberes y derechos de la Seguridad Social.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	1.931.517					1.931.517
4.03	Servicios no personales	3.859.306					3.859.306
4.04	Activos reales	63.700					63.700
	TOTAL	5.854.523					5.854.523

PROYECTO:	COD. N.E: 128830 COD. PPTO: 130154000 Rehabilitación y adquisición de sedes para el Ministerio del Poder Popular para el Proceso Social de Trabajo.
UNIDAD DE MEDIDA:	sede
CANTIDAD:	Fem.() Mas.() Total(88)
ASIGNACIÓN PRESUPUESTARIA:	486.723.694
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Convertir al Ministerio del Poder Popular para el Proceso Social de Trabajo en una herramienta de la clase trabajadora y que efectivamente sus acciones estén orientadas a responder con calidad y eficacia, a los requerimientos de los trabajadores en cuanto a sus derechos laborales, educación, recreación, cultura y formación para el trabajo.
OBJETIVOS ESPECÍFICOS:	Ofrecer espacios óptimos para la atención de la clase trabajadora así como expandir la capacidad de atención a nivel nacional.
RESULTADO:	Sedes adquiridas y habilitadas para la atención de la clase trabajadora.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.03	Servicios no personales	85.557.424					85.557.424
4.04	Activos reales	401.166.270					401.166.270
	TOTAL	**486.723.694**					**486.723.694**

PROYECTO:	COD. N.E: 128919 COD. PPTO: 130155000 Fortalecimiento de la atención integral de la población con discapacidad económicamente activa.
UNIDAD DE MEDIDA:	persona
CANTIDAD:	Fem.() Mas.() Total(32.670)
ASIGNACIÓN PRESUPUESTARIA:	15.241.237
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Avanzar en el proceso de municipalización del Ministerio del Poder Popular para el Proceso Social de Trabajo y sus entes adscritos, con la participación activa de los trabajadores y las trabajadoras, a los fines de garantizar los derechos laborales y de seguridad social que emanan de la Constitución de la República Bolivariana de Venezuela y demás leyes relacionadas con la materia.
OBJETIVOS ESPECÍFICOS:	Afianzar las divisiones de previsión social a nivel nacional para brindar atención integral a las personas con discapacidad, con la finalidad de facilitar la inserción y reinserción en el Proceso Social de Trabajo.
RESULTADO:	Atención integral a personas con discapacidad para su incorporación al Proceso Social del Trabajo.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	5.978.865					5.978.865
4.03	Servicios no personales	4.002.575					4.002.575
4.04	Activos reales	5.259.797					5.259.797
	TOTAL	**15.241.237**					**15.241.237**

PROYECTO:	COD. N.E: 128925 COD. PPTO: 130156000 Inspección Integral Agraria.
UNIDAD DE MEDIDA:	operativo
CANTIDAD:	Fem.() Mas.() Total(6)
ASIGNACIÓN PRESUPUESTARIA:	9.953.350
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Desarrollar, impulsar y consolidar el Proceso Social Nacional de Trabajo como estrategia fundamental dirigida a fortalecer la libertad y la soberanía nacional y alcanzar la independencia científica, técnica y tecnológica, con la participación directa y democrática de los trabajadores y trabajadoras en la gestión de la producción de bienes y servicios, garantizando la dirección del Proceso Social del Trabajo, en función de crear las condiciones materiales, sociales e intelectuales para que la familia y la comunidad sean el espacio para el desarrollo integral del ser humano y esencia de la sociedad justa y amante de la paz.
OBJETIVOS ESPECÍFICOS:	Dignificar las condiciones de vida de los trabajadores y trabajadoras de las áreas de producción agrícola y acuícola, mediante el control de sus condiciones socio- laborales, para la participación consciente en el Proceso Social de Trabajo.
RESULTADO:	Inspecciones Integrales a las entidades de trabajo del sector agrícola.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	4.201.574					4.201.574
4.03	Servicios no personales	5.460.052					5.460.052
4.04	Activos reales	291.724					291.724
	TOTAL	9.953.350					9.953.350

PROYECTO:	COD. N.E: 128931 COD. PPTO: 130157000 Sistema de seguimiento, control y evaluación de los resultados de la ejecución de los planes de formación y autoformación, integral, colectiva y permanente de los trabajadores y trabajadoras.
UNIDAD DE MEDIDA:	sistema
CANTIDAD:	Fem.() Mas.() Total(1)
ASIGNACIÓN PRESUPUESTARIA:	4.303.390
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Contribuir en la formulación y seguimiento de los planes de formación y autoformación colectiva de la clase obrera vinculados a las necesidades científicas, técnicas, tecnológicas, jurídicas, administrativas, sociales y políticas identificadas en cada entidad de trabajo para optimizar la producción en función de la estabilidad y desarrollo del Proceso Social de Trabajo de acuerdo a los objetivos de las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019".
OBJETIVOS ESPECÍFICOS:	Desarrollar, implantar y ejecutar un sistema informático de seguimiento, control y evaluación de los resultados de la ejecución de los planes de formación y autoformación en las entidades de trabajo.
RESULTADO:	Sistema informático de seguimiento, control y evaluación de la ejecución de los planes de formación y autoformación con acceso a la clase trabajadora implementado.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.344.000					1.344.000
4.02	Materiales, suministros y mercancías	359.652					359.652
4.03	Servicios no personales	2.261.034					2.261.034
4.04	Activos reales	338.704					338.704
	TOTAL	4.303.390					4.303.390

PROYECTO:	COD. N.E: COD. PPTO: 139999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	bolivar
CANTIDAD:	Fem.() Mas.() Total(159.038.287.737)
ASIGNACIÓN PRESUPUESTARIA:	159.038.287.737
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar los Recursos Financieros para Asegurar la Ejecución de los Proyectos
OBJETIVOS ESPECÍFICOS:	Transferir a los Entes Descentralizados los Recursos Financieros para la Ejecución de los Proyectos
RESULTADO:	Recursos Transferidos a los entes descentralizados para la ejecución de los proyectos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	159.038.287.737					159.038.287.737
	TOTAL	159.038.287.737					159.038.287.737

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	159.038.287.737					159.038.287.737
4.07.01.00.00	Transferencias y donaciones corrientes internas	159.038.287.737					159.038.287.737
4.07.01.03.00	Transferencias corrientes internas al sector público	159.038.287.737					159.038.287.737
4.07.01.03.03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	158.735.354.812					158.735.354.812
	- A0051 Instituto Nacional de Capacitación y Recreación de los Trabajadores (INCRET)	995.397.959					995.397.959
	- A0055 Instituto Venezolano de los Seguros Sociales (IVSS)	157.401.484.314					157.401.484.314
	- A0176 Instituto Nacional de Prevención, Salud y Seguridad Laborales (INPSASEL)	338.472.539					338.472.539
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	302.932.925					302.932.925
	- A0253 Farmapatria, Compañia Anónima (FARMAPATRIA, C.A.)	302.932.925					302.932.925

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	3.966.189.948					3.966.189.948
4.03	Servicios no personales	18.013.248					18.013.248
	TOTAL	3.984.203.196					3.984.203.196

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	280.703.071					280.703.071
4.03	Servicios no personales	355.961.357					355.961.357
4.04	Activos reales	99.094.917					99.094.917
4.07	Transferencias y donaciones	1.559.625.319					1.559.625.319
4.11	Disminución de pasivos	4.000.000					4.000.000
	TOTAL	2.299.384.664					2.299.384.664

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	1.558.872.919					1.558.872.919
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.558.872.919					1.558.872.919
4.07.01.03.00	Transferencias corrientes internas al sector público	1.558.872.919					1.558.872.919
4.07.01.03.03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	1.458.872.919					1.458.872.919
	- A0051 Instituto Nacional de Capacitación y Recreación de los Trabajadores (INCRET)	179.265.555					179.265.555
	- A0176 Instituto Nacional de Prevención, Salud y Seguridad Laborales (INPSASEL)	1.279.607.364					1.279.607.364
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	100.000.000					100.000.000
	- A0253 Farmapatria, Compañia Anónima (FARMAPATRIA, C.A.)	100.000.000					100.000.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	352.400					352.400
4.07.01.00.00	Transferencias y donaciones corrientes internas	352.400					352.400
4.07.01.01.00	Transferencias corrientes internas al sector privado	352.400					352.400
4.07.01.01.75	Subsidios a organismos laborales y gremiales	352.400					352.400
	- S1504 Asociación de Jubilados y Pensionados del Ministerio del Trabajo	79.800					79.800
	- S1888 Asociación Civil del Ministerio del Trabajo (ASOMITRA)	272.600					272.600

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	355.914.588					355.914.588
	TOTAL	355.914.588					355.914.588

21

Tribunal Supremo de Justicia

TRIBUNAL SUPREMO DE JUSTICIA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Tribunal Supremo de Justicia, como parte del Sistema de Justicia y órgano rector del Poder Judicial, es la máxima autoridad jurisdiccional y ejerce su dirección, gobierno y administración, con la finalidad de asegurar al ciudadano la protección y tutela de sus derechos y garantías constitucionales.

El máximo órgano ha considerado prioritario dar continuidad y cumplimiento a los proyectos que permitan garantizar al acceso a la justicia, así como, la inclusión de nuevos proyectos que permitan fortalecer las actividades que se han desempeñado con las comunidades y, su acompañamiento en las actividades organizadas en conjunto, enmarcado en el cumplimiento de las siguientes premisas:

- Fortalecimiento y consolidación de los principios de transparencia, autonomía, gratuidad, imparcialidad, independencia, responsabilidad y celeridad del Sistema de Justicia, para garantizar el Estado democrático y social de derecho y de justicia.
- Adecuación y mantenimiento de la plataforma tecnológica, los espacios físicos, equipamiento, patrimonio del máximo Tribunal de la República.
- Publicación de ediciones a través del fondo editorial de la Fundación Gaceta Forense.
- Atención de los gastos de personal: magistrados, jueces, funcionarios y empleados administrativos, contratados, obreros, pensionado y jubilados, así como, brindarle la cobertura en asistencia social a su núcleo familiar.
- Mantenimiento de la seguridad informática de los Tribunales de la República e implantación del sistema de videoconferencia.
- Formación, actualización y capacitación de los funcionarios del Poder Judicial.
- Fortalecimiento del Fondo Auto Administrado de Salud del Tribunal Supremo de Justicia (Tsjfas), con la finalidad de fortalecer y profundizar la atención integral en materia de salud, a los trabajadores y sus familiares, con base en la premisa de la disminución del gasto por concepto de pólizas privadas de seguro de vida y seguro de personas.

La Dirección Ejecutiva de la Magistratura (DEM), enmarcada en la normativa legal vigente, formuló el Plan Operativo Anual Institucional (Poai) para el ejercicio económico financiero 2016, en concordancia con las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", orientados a fortalecer el Sistema de Administración de Justicia, atendiendo los lineamientos siguientes:

- Impulsar la construcción y el acondicionamiento de los espacios físicos para el funcionamiento de las dependencias judiciales y administrativas en el ámbito nacional, reparaciones mayores y mantenimiento preventivo y correctivo de equipos y sedes.
- Fortalecer la inspección y vigilancia de los tribunales con el objeto de optimizar el sistema de administración de justicia, mediante la evaluación de la gestión de los jueces, con la incorporación de jornadas con el Poder Popular.

- Promover las auditorías de los tribunales de acuerdo con los mecanismos establecidos en la Ley, tomando en cuenta la contraloría social.
- Dotar de materiales, suministros, mercancías, servicios no personales y activos reales a la Jurisdicción Disciplinaria Judicial para su funcionamiento.
- Contar con una plataforma tecnológica segura y eficiente, mediante el desarrollo, mantenimiento e implantación de los sistemas de información, la ampliación y mejoramiento del servicio de datos, con el fin de dar celeridad a las actividades judiciales y administrativas.
- Reforzar la estructura funcional y operativa de las dependencias judiciales en las veinticuatro (24) circunscripciones judiciales en el ámbito nacional, mediante la dotación oportuna de materiales, bienes y servicios, indispensables para su funcionamiento.
- Contar con los recursos presupuestarios para la atención integral en materia de salud de los trabajadores y trabajadoras de la DEM y demás dependencias judiciales, así como, brindarle la cobertura y asistencia a su núcleo familiar.
- Continuar con los procesos de formación de jueces y demás funcionarios judiciales, en aras de la actualización y excelencia del talento humano.
- Coordinar políticas comunicacionales y la relación con su entorno social comunitario.
- Cumplir con las obligaciones generadas por concepto de contratos de arrendamientos, servicios básicos (luz, teléfono, agua), comunicaciones, servicios de condominio entre otros de las sedes judiciales en el ámbito nacional así mismo, se prevé implementar mecanismos de seguridad en las distintas sedes judiciales, para el resguardo de los usuarios internos y externos, que laboren o requieran el servicio de administración de justicia.
- Efectuar oportunamente los compromisos de pagos de los servidores y servidoras públicas.

Esta política se encuentra enmarcada en la administración responsable de los recursos presupuestarios con criterios de austeridad y racionalidad, buscando maximizar la eficiencia del gasto y la transparencia en la gestión del Poder Judicial.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
					Género		Ingresos Ordinarios	Ingresos Extraordinarios				
N.E.	Ppto.		Unidad de Medida	Cant.	Fem.	Masc.		Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
129262	210066000	Creación, reacondicionamiento, redistribución y reasignación de la infraestructura de las sedes judiciales y administrativas	sede	38			838.329.226					838.329.226
129269	210067000	Fortalecer la gestión estratégica comunicacional del Poder Judicial y la relación con su entorno social-comunitario	evento	15.481			11.789.201					11.789.201
129300	210068000	Consolidación del Sistema Autogestionado de Salud de la Dirección Ejecutiva de la Magistratura y Dependencias Judiciales	trámite	440.829			1.264.196.933					1.264.196.933
129307	210069000	Fortalecer la infraestructura y el equipamiento tecnológico para implementar un sistema integrado de gestión y administración del Poder Judicial	dotación	5.790			754.644.280					754.644.280
129350	210070000	Dotación de material de oficina, mobiliario, equipos y medios de transporte a las sedes y dependencias judiciales	dotación	97.303			3.809.264.624					3.809.264.624
129362	210071000	Fortalecimiento de los Órganos Auxiliares e Instancia Jurisdiccional del Poder Judicial	actuación	6.248			280.926.166					280.926.166
129364	210072000	Continuar desarrollando el diálogo social amplio, el protagonismo popular y poder obediencial en la gestión judicial	persona	237			3.149.367					3.149.367
129371	210073000	Formación, continua, integral y permanente de los trabajadores y trabajadoras judiciales y el intercambio de experiencias a nivel internacional a través de la Escuela Nacional de la Magistratura	capacitación	16.660	11.662	4.998	54.293.693					54.293.693
129278	210074000	Optimización del funcionamiento del Tribunal Supremo de Justicia para garantizar la eficacia y eficiencia de la función judicial.	sentencia	7.550			4.939.953.712					4.939.953.712
129309	210075000	Fortalecimiento de la infraestructura física y tecnológica del Tribunal Supremo de Justicia	proceso	1.230			562.025.258					562.025.258
	219999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	bolívar	20.900.000			20.900.000					20.900.000
TOTAL							12.539.472.460					12.539.472.460

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
210001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	3.492.735.912					3.492.735.912
210002000	Gestión administrativa	779.633.318					779.633.318
210003000	Previsión y Protección Social	1.664.540.467					1.664.540.467
	TOTAL	5.936.909.697					5.936.909.697

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**12.365**	**8.182**		**20.547**	**2.143.878.032**	**74.627.546**	**2.218.505.578**
Altos Funcionarios y de Elección Popular	17	15		32	34.199.100		34.199.100
Alto Nivel y de Dirección		1		1	245.273		245.273
Directivo	1.401	824		2.225	405.527.522		405.527.522
Profesional y Técnico	4.177	2.094		6.271	791.823.205	32.651.823	824.475.028
Personal Administrativo	5.254	4.556		9.810	797.307.887	36.764.509	834.072.396
Personal Docente	29	3		32	6.054.826	58.668	6.113.494
Personal Médico	928	41		969	23.507.841	789.098	24.296.939
Obrero	559	648		1.207	85.212.378	4.363.448	89.575.826
Personal Contratado	**1.025**	**990**		**2.015**	**185.667.502**		**185.667.502**
Directivo	10	6		16	1.388.446		1.388.446
Profesional y Técnico	406	451		857	82.135.293		82.135.293
Personal Administrativo	565	503		1.068	80.068.808		80.068.808
Personal Docente	9	5		14	7.451.814		7.451.814
Personal Médico	35	25		60	14.623.141		14.623.141
TOTAL	**13.390**	**9.172**		**22.562**	**2.329.545.534**	**74.627.546**	**2.404.173.080**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**1.389**	**361**	**1.750**	**309.678.413**
Altos Funcionarios y de Elección Popular	18	1	19	12.204.581
Empleados	1.371	360	1.731	297.473.832
Jubilados	**4.978**	**2.274**	**7.252**	**2.100.718.002**
Altos Funcionarios y de Elección Popular	6	37	43	96.886.969
Empleados	4.972	2.237	7.209	2.003.831.033
TOTAL	**6.367**	**2.635**	**9.002**	**2.410.396.415**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	11.260.835.542					11.260.835.542
4.02	Materiales, suministros y mercancías	1.111.139.054					1.111.139.054
4.03	Servicios no personales	2.094.716.573					2.094.716.573
4.04	Activos reales	1.435.203.367					1.435.203.367
4.07	Transferencias y donaciones	2.458.834.763					2.458.834.763
4.11	Disminución de pasivos	115.652.858					115.652.858
	TOTAL	**18.476.382.157**					**18.476.382.157**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	20.900.000					20.900.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	20.900.000					20.900.000
4.07.01.03.00	Transferencias corrientes internas al sector público	20.900.000					20.900.000
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	20.900.000					20.900.000
	- A0475 Fundación Gaceta Forense	20.900.000					20.900.000

PROYECTO:	COD. N.E: 129262 COD. PPTO: 210066000 Creación, reacondicionamiento, redistribución y reasignación de la infraestructura de las sedes judiciales y administrativas
UNIDAD DE MEDIDA:	sede
CANTIDAD:	Fem.() Mas.() Total(38)
ASIGNACIÓN PRESUPUESTARIA:	838.329.226
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Desarrollar integralmente la provisión y reposición de la infraestructura de las sedes judiciales, fortaleciendo la gestión de mantenimiento y operatividad de las mismas.
OBJETIVOS ESPECÍFICOS:	Rehabilitar, reacondicionar y reasignar espacios fisicos para la creación de nuevos tribunales y mantenimiento de las sedes existentes en el ámbito nacional, con la finalidad de optimizar el servicio.
RESULTADO:	Sede Adecuada

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	22.906.520					22.906.520
4.03	Servicios no personales	257.330.795					257.330.795
4.04	Activos reales	558.091.911					558.091.911
	TOTAL	838.329.226					838.329.226

PROYECTO:	COD. N.E: 129269 COD. PPTO: 210067000 Fortalecer la gestión estratégica comunicacional del Poder Judicial y la relación con su entorno social-comunitario
UNIDAD DE MEDIDA:	evento
CANTIDAD:	Fem.() Mas.() Total(15.481)
ASIGNACIÓN PRESUPUESTARIA:	11.789.201
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Potenciar la política comunicacional del Poder Judicial y propiciar las condiciones para desarrollar una cultura de paz y convivencia ciudadana armónica, basada en la expresión cultural, la práctica deportiva liberadora y la recreación, con fundamento en los valores de la Patria
OBJETIVOS ESPECÍFICOS:	Desarrollo de la Plataforma Comunicacional para la ejecución de la Campaña Punto y Círculo
RESULTADO:	Actividades culturales y formativas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	2.298.739					2.298.739
4.03	Servicios no personales	8.811.200					8.811.200
4.04	Activos reales	679.262					679.262
	TOTAL	**11.789.201**					**11.789.201**

PROYECTO:	COD. N.E: 129300 COD. PPTO: 210068000 Consolidación del Sistema Autogestionado de Salud de la Dirección Ejecutiva de la Magistratura y Dependencias Judiciales
UNIDAD DE MEDIDA:	trámite
CANTIDAD:	Fem.() Mas.() Total(440.829)
ASIGNACIÓN PRESUPUESTARIA:	1.264.196.933
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Reforzar el compromiso personal y el valor añadido de cada trabajador de la Dirección Ejecutiva de la Magistratura, dotándolo de competencias y habilidades necesarias para su adecuado desempeño, creando un ambiente de trabajo que incentive la motivación y satisfacción de los funcionarios
OBJETIVOS ESPECÍFICOS:	Disminuir el costo que representa para el Organismo, el gasto ejecutado por concepto de servicios de salud y asistencia en caso de fallecimiento, brindados a los trabajadores de la Dirección Ejecutiva de la Magistratura y Dependencias Judiciales, así como a sus familiares, a través del Sistema Autogestionado de Salud
RESULTADO:	Servicios de atención primaria de salud, medicinas, asistencia médica, reembolsos, servicios odontológicos, carta aval, emergencias, indemnización por fallecimiento, accidentes personales y servicios funerarios

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	991.785.457					991.785.457
4.03	Servicios no personales	1.300.410					1.300.410
4.07	Transferencias y donaciones	271.111.066					271.111.066
	TOTAL	**1.264.196.933**					**1.264.196.933**

PROYECTO:	COD. N.E: 129307 COD. PPTO: 210069000 Fortalecer la infraestructura y el equipamiento tecnológico para implementar un sistema integrado de gestión y administración del Poder Judicial
UNIDAD DE MEDIDA:	dotación
CANTIDAD:	Fem.() Mas.() Total(5.790)
ASIGNACIÓN PRESUPUESTARIA:	754.644.280
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Disponer de una plataforma tecnológica robusta, sustentable, segura y eficiente de sus equipos, de modo de asegurar la alta disponibilidad de los servicios, dando énfasis en soportar el crecimiento y conectividad de la Dirección Ejecutiva de la Magistratura y de las dependencias administrativas y judiciales
OBJETIVOS ESPECÍFICOS:	Implementar nuevas tecnologias que permitan automatizar los procesos de la Dirección Ejecutiva de la Magistratura y dependencias administrativas y judiciales en pro de optimizar los tiempos de respuesta y minimizar los márgenes de error.
RESULTADO:	80% Plataforma a fortalecer

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	288.063.200					288.063.200
4.03	Servicios no personales	99.931.774					99.931.774
4.04	Activos reales	366.649.306					366.649.306
	TOTAL	**754.644.280**					**754.644.280**

PROYECTO:	COD. N.E: 129350 COD. PPTO: 210070000 Dotación de material de oficina, mobiliario, equipos y medios de transporte a las sedes y dependencias judiciales
UNIDAD DE MEDIDA:	dotación
CANTIDAD:	Fem.() Mas.() Total(97.303)
ASIGNACIÓN PRESUPUESTARIA:	3.809.264.624
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Agilizar y proveer un servicio transparente y oportuno a los tribunales y circuitos judiciales en el ámbito regional
OBJETIVOS ESPECÍFICOS:	Fortalecer la estructura funcional y operativa de las dependencias judiciales de las 24 circunscripciones judiciales en el ámbito nacional
RESULTADO:	Entrega de materiales y equipos a las sedes, de acuerdo a las necesidades y requerimientos determinados en el proceso de detección de necesidades

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	3.585.322.989					3.585.322.989
4.02	Materiales, suministros y mercancías	120.642.057					120.642.057
4.03	Servicios no personales	73.625.703					73.625.703
4.04	Activos reales	17.216.241					17.216.241
4.07	Transferencias y donaciones	6.000.000					6.000.000
4.11	Disminución de pasivos	6.457.634					6.457.634
	TOTAL	3.809.264.624					3.809.264.624

PROYECTO:	COD. N.E: 129362 COD. PPTO: 210071000 Fortalecimiento de los Órganos Auxiliares e Instancia Jurisdiccional del Poder Judicial
UNIDAD DE MEDIDA:	actuación
CANTIDAD:	Fem.() Mas.() Total(6.248)
ASIGNACIÓN PRESUPUESTARIA:	280.926.166
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Generar un Servicio de Administración de Justicia Transparente, Equitativa, Justa y Oportuna que coadyuve a dar celeridad a los procesos judiciales y administrativos, que responda a las necesidades del ciudadano
OBJETIVOS ESPECÍFICOS:	Optimizar las actuaciones de inspección, fiscalización y disciplinaria en los procesos administrativos y judiciales de los Tribunales de la República Bolivariana de Venezuela
RESULTADO:	Actuaciones que dinamicen e impacten positivamente en la administración de justicia.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	233.876.913					233.876.913
4.02	Materiales, suministros y mercancías	19.337.171					19.337.171
4.03	Servicios no personales	26.279.997					26.279.997
4.04	Activos reales	1.432.085					1.432.085
	TOTAL	**280.926.166**					**280.926.166**

PROYECTO:	COD. N.E: 129364 COD. PPTO: 210072000 Continuar desarrollando el diálogo social amplio, el protagonismo popular y poder obediencial en la gestión judicial
UNIDAD DE MEDIDA:	persona
CANTIDAD:	Fem.() Mas.() Total(237)
ASIGNACIÓN PRESUPUESTARIA:	3.149.367
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Facilitar el ejercicio de la contraloría social como forma de participación del Poder Popular en el Poder Judicial
OBJETIVOS ESPECÍFICOS:	Incluir al Poder Popular en la planificación, ejecución, seguimiento y control de las políticas judiciales para fortalecer la democracia participativa y protagónica
RESULTADO:	Personas capacitadas en el diseño, ejecución y control de las políticas públicas en materia de justicia

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	1.029.067					1.029.067
4.03	Servicios no personales	2.105.300					2.105.300
4.07	Transferencias y donaciones	15.000					15.000
	TOTAL	**3.149.367**					**3.149.367**

PROYECTO:	COD. N.E: 129371 COD. PPTO: 210073000 Formación, continua, integral y permanente de los trabajadores y trabajadoras judiciales y el intercambio de experiencias a nivel internacional a través de la Escuela Nacional de la Magistratura
UNIDAD DE MEDIDA:	capacitación
CANTIDAD:	Fem.(11.662) Mas.(4.998) Total(16.660)
ASIGNACIÓN PRESUPUESTARIA:	54.293.693
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Coadyuvar a la consolidación del sistema de información, formación e investigación del Poder Judicial
OBJETIVOS ESPECÍFICOS:	Redimensionar las instituciones responsables de la formación de los servidores públicos y servidoras públicas del poder judicial, orientado a la consecución de los fines del Estado.
RESULTADO:	16.660 Servidor Público y/o Servidora Pública Judicial capacitados mediante 80 programas de formación, 10 cursos de ampliación y 8 programas de estudios avanzados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	31.981.397					31.981.397
4.02	Materiales, suministros y mercancías	9.593.298					9.593.298
4.03	Servicios no personales	9.389.435					9.389.435
4.04	Activos reales	3.329.563					3.329.563
	TOTAL	54.293.693					54.293.693

PROYECTO: COD. N.E: 129278 COD. PPTO: 210074000 Optimización del funcionamiento del Tribunal Supremo de Justicia para garantizar la eficacia y eficiencia de la función judicial.

UNIDAD DE MEDIDA: sentencia

CANTIDAD: Fem.() Mas.() Total(7.550)

ASIGNACIÓN PRESUPUESTARIA: 4.939.953.712

OBJETIVO HISTÓRICO: II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Renovar las estructuras y los procesos del Tribunal Supremo de Justicia, para elevar los niveles de eficacia y eficiencia, garantizando la igualdad en el acceso a la administración de justicia, en el marco del proceso de la refundación de la República.

OBJETIVOS ESPECÍFICOS: Direccionar la gestión judicial al nuevo modelo de administración de justicia capaz de elevar los niveles de eficacia y eficiencia en el desempeño de la función judicial a través de la motivación, sensibilización social, formación del talento humano, fortalecimiento de la imagen institucional y cultura organizacional.

RESULTADO: Sentencias dictadas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	3.292.097.126					3.292.097.126
4.02	Materiales, suministros y mercancías	427.167.784					427.167.784
4.03	Servicios no personales	566.320.334					566.320.334
4.04	Activos reales	130.205.014					130.205.014
4.07	Transferencias y donaciones	496.268.230					496.268.230
4.11	Disminución de pasivos	27.895.224					27.895.224
	TOTAL	4.939.953.712					4.939.953.712

PROYECTO: COD. N.E: 129309 COD. PPTO: 210075000 Fortalecimiento de la infraestructura física y tecnológica del Tribunal Supremo de Justicia

UNIDAD DE MEDIDA: proceso

CANTIDAD: Fem.() Mas.() Total(1.230)

ASIGNACIÓN PRESUPUESTARIA: 562.025.258

OBJETIVO HISTÓRICO: II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Optimizar las condiciones físicas y tecnológicas para garantizar el desempeño eficaz y eficiente de la función judicial en el Tribunal Supremo de Justicia.

OBJETIVOS ESPECÍFICOS: Garantizar las condiciones físicas y tecnológicas para proporcionar un medio ambiente laboral adecuado para el desempeño eficaz y eficiente de la función judicial en el Tribunal Supremo de Justicia.

RESULTADO: Adecuaciones y dotaciones culminadas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	44.305.201					44.305.201
4.03	Servicios no personales	285.666.010					285.666.010
4.04	Activos reales	232.054.047					232.054.047
	TOTAL	562.025.258					562.025.258

PROYECTO:	COD. N.E: COD. PPTO: 219999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	bolivar
CANTIDAD:	Fem.() Mas.() Total(20.900.000)
ASIGNACIÓN PRESUPUESTARIA:	20.900.000
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar los Recursos Financieros para Asegurar la Ejecución de los Proyectos
OBJETIVOS ESPECÍFICOS:	Transferir al Ente los Recursos Financieros para la Ejecución de los Proyectos
RESULTADO:	Recursos transferidos a los entes descentralizados para la ejecución de los proyectos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	20.900.000					20.900.000
	TOTAL	20.900.000					20.900.000

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	20.900.000					20.900.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	20.900.000					20.900.000
4.07.01.03.00	Transferencias corrientes internas al sector público	20.900.000					20.900.000
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	20.900.000					20.900.000
	- A0475 Fundación Gaceta Forense	20.900.000					20.900.000

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	3.125.771.660					3.125.771.660
4.03	Servicios no personales	366.964.252					366.964.252
	TOTAL	3.492.735.912					3.492.735.912

ACCIÓN CENTRALIZADA: Gestión administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancias	175.796.017					175.796.017
4.03	Servicios no personales	396.991.363					396.991.363
4.04	Activos reales	125.545.938					125.545.938
4.11	Disminución de pasivos	81.300.000					81.300.000
	TOTAL	779.633.318					779.633.318

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	1.664.540.467					1.664.540.467
	TOTAL	1.664.540.467					1.664.540.467

23

Ministerio Público

MINISTERIO PÚBLICO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Ministerio Público, con el propósito de cumplir su misión en el marco del Estado de Derecho, y en aras de garantizar los procesos judiciales con la celeridad y óptima administración de justicia; orientará su política presupuestaria a:

- Reforzar las capacidades estratégicas y funcionales de la actuación institucional; mediante una gerencia proactiva, el fortalecimiento operacional y la capacitación, adiestramiento y actualización del recurso humano.
- Acreditar presupuestariamente el suministro de bienes y servicios a las dependencias del Ministerio Público.
- Fortalecer la funcionalidad operativa en las diferentes sedes nacionales, mediante la disposición de adecuadas infraestructuras física y tecnológica, equipadas y mantenidas en condiciones óptimas.
- Asegurar presupuestariamente las erogaciones vinculadas con los beneficios directos e indirectos del capital humano.
- Garantizar los recursos necesarios para cumplir el Plan de Pensiones y Jubilaciones, así como todas aquellas erogaciones, relacionadas con los beneficios socioeconómicos correspondientes al personal jubilado y pensionado.
- Promover la comunicación interna y externa a través de los instrumentos que faciliten la información oportuna.
- Respaldar los procesos relacionados con la modernización tecnológica.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
			Unidad de Medida	Cant.	Género		Ingresos Ordinarios	Ingresos Extraordinarios				
N.E.	Ppto.				Fem.	Masc.		Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
129288	230066000	Actuaciones Técnico Científicas para la Investigación Penal	experticia	23.587			27.438.536					27.438.536
129281	230068000	Creación de Unidades Operativas y de Apoyo para la Gestión Institucional.	unidad	33			17.360.812					17.360.812
129280	230071000	Formación y Capacitación de los Funcionarios del Ministerio Público y Otros Operadores del Sistema de Justicia	funcionario	40.950			15.130.437					15.130.437
129276	230074000	Adecuación de Espacios Físicos para el Funcionamiento de Fiscalías y Unidades de Apoyo del Ministerio Público	espacio	56			73.068.974					73.068.974
129287	230075000	Creación del Centro de Investigaciones Forenses del Ministerio Público.	centro	1			8.146.896					8.146.896
		TOTAL					141.145.655					141.145.655

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
230001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	5.045.595.826					5.045.595.826
230002000	Gestión administrativa	1.174.409.732					1.174.409.732
230003000	Previsión y Protección Social	905.518.679					905.518.679
	TOTAL	7.125.524.237					7.125.524.237

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**4.677**	**4.725**	**1.010**	**10.412**	**1.363.631.048**	**5.075.800**	**1.368.706.848**
Altos Funcionarios y de Elección Popular	1			1	748.112		748.112
Alto Nivel y de Dirección		1		1	623.423		623.423
Directivo	107	78	30	215	51.600.000		51.600.000
Profesional y Técnico	2.480	2.056	336	4.872	773.058.193		773.058.193
Personal Administrativo	1.889	1.820	514	4.223	476.525.228	5.075.800	481.601.028
Obrero	200	770	130	1.100	61.076.092		61.076.092
Personal Contratado	**257**	**211**		**468**	**33.412.600**		**33.412.600**
Profesional y Técnico	187	141		328	21.092.040		21.092.040
Personal Administrativo	70	70		140	12.320.560		12.320.560
TOTAL	**4.934**	**4.936**	**1.010**	**10.880**	**1.397.043.648**	**5.075.800**	**1.402.119.448**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**249**	**166**	**415**	**95.941.390**
Empleados	249	166	415	95.941.390
Jubilados	**1.626**	**1.084**	**2.710**	**809.577.289**
Empleados	1.626	1.084	2.710	809.577.289
TOTAL	**1.875**	**1.250**	**3.125**	**905.518.679**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	5.037.066.116					5.037.066.116
4.02	Materiales, suministros y mercancías	267.754.246					267.754.246
4.03	Servicios no personales	870.305.284					870.305.284
4.04	Activos reales	159.665.522					159.665.522
4.07	Transferencias y donaciones	924.550.391					924.550.391
4.11	Disminución de pasivos	7.328.333					7.328.333
	TOTAL	**7.266.669.892**					**7.266.669.892**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	17.600.152					17.600.152
4.07.01.00.00	Transferencias y donaciones corrientes internas	17.600.152					17.600.152
4.07.01.03.00	Transferencias corrientes internas al sector público	17.600.152					17.600.152
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	17.600.152					17.600.152
	- A0239 Fundación para la Investigación, Capacitación y Desarrollo de la Función Fiscal	17.600.152					17.600.152

PROYECTO:	COD. N.E: 129288 COD. PPTO: 230066000 Actuaciones Técnico Científicas para la Investigación Penal
UNIDAD DE MEDIDA:	Experticia
CANTIDAD:	Fem.() Mas.() Total(23.587)
ASIGNACIÓN PRESUPUESTARIA:	27.438.536
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Responder de manera oportuna las demandas de la colectividad, mediante el establecimiento de acciones Institucionales e Interinstitucionales, dirigidas a facilitar al ciudadano el acceso a la justicia y a fortalecer la credibilidad en el Sistema de Justicia Venezolano.
OBJETIVOS ESPECÍFICOS:	Generar actuaciones técnico científicas de investigación penal en causas iniciadas con ocasión a la Vulneración de Derechos Fundamentales, así como a las investigaciones penales en materias relacionadas con las ciencias forenses, áreas financiera, contable, de avalúo, de sistemas de tecnologías de información, identificación vehicular, médico forense, psiquiátrica, psicológica telecomunicaciones, en materia ambiental, entre otros; que permitan establecer la verdad de los hechos y en caso de verificarse la comisión de un hecho punible, lograr la identificación e individualización de los autores, fortaleciendo con ello la actuación de los Fiscales del Ministerio Público y, por ende, optimizar el servicio brindado a la colectividad.
RESULTADO:	Informes Periciales y Técnicos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	14.944.210					14.944.210
4.03	Servicios no personales	11.258.546					11.258.546
4.04	Activos reales	1.235.780					1.235.780
	TOTAL	27.438.536					27.438.536

PROYECTO:	COD. N.E: 129281 COD. PPTO: 230068000 Creación de Unidades Operativas y de Apoyo para la Gestión Institucional.
UNIDAD DE MEDIDA:	Unidad
CANTIDAD:	Fem.() Mas.() Total(33)
ASIGNACIÓN PRESUPUESTARIA:	17.360.812
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Responder de manera oportuna las demandas de la colectividad, mediante el establecimiento de acciones institucionales e interinstitucionales dirigidas a facilitar al ciudadano el acceso a la justicia y a fortalecer la credibilidad en el Sistema de Justicia venezolano
OBJETIVOS ESPECÍFICOS:	Crear Fiscalías y Unidades Técnicas que permitan ampliar la cobertura de su actuación a escala nacional y , adecuar la estructura orgánica funcional de la Institución en procura de garantizar una respuesta oportuna a las demandas de la sociedad.
RESULTADO:	Creación de quince (15) fiscalías para atender el ámbito regional y/o municipal y, la creación de dieciocho (18) unidades técnicas especializadas que respalden las actuaciones de los Fiscales u optimicen el funcionamiento de las distintas Fiscalías del Ministerio Público.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	11.620.542					11.620.542
4.03	Servicios no personales	1.860.145					1.860.145
4.04	Activos reales	3.880.125					3.880.125
	TOTAL	**17.360.812**					**17.360.812**

PROYECTO:	COD. N.E: 129280 COD. PPTO: 230071000 Formación y Capacitación de los Funcionarios del Ministerio Público y Otros Operadores del Sistema de Justicia
UNIDAD DE MEDIDA:	Funcionario
CANTIDAD:	Fem.() Mas.() Total(40.950)
ASIGNACIÓN PRESUPUESTARIA:	15.130.437
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Responder de manera oportuna las demandas de la colectividad, mediante el establecimiento de acciones institucionales e interinstitucionales dirigidas a facilitar al ciudadano, el acceso a la justicia y a fortalecer la credibilidad en el Sistema de Justicia venezolano.
OBJETIVOS ESPECÍFICOS:	Optimizar el desempeño de los funcionarios (fiscales y abogados) del Ministerio Público y otros funcionarios del sistema de justicia, mediante el desarrollo de programas de estudios conducentes a grados académicos de postgrado, y programas de estudios no conducentes a grado académico: cursos de ampliación, actualización, perfeccionamiento profesional, programas postdoctorales y diplomados, que faciliten la actualización y especialización de sus conocimientos técnicos jurídicos, así como el desarrollo de habilidades y destrezas que coadyuven con el cumplimiento de sus funciones de acuerdo con los principios y valores que se promueven en la Institución.
RESULTADO:	40.950 Funcionarios capacitados del Ministerio Público y otros operadores del sistema de justicia, vinculados al proceso penal

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	5.577.600					5.577.600
4.02	Materiales, suministros y mercancías	858.000					858.000
4.03	Servicios no personales	8.694.837					8.694.837
	TOTAL	**15.130.437**					**15.130.437**

PROYECTO:	COD. N.E: 129276 COD. PPTO: 230074000 Adecuación de espacios físicos para el funcionamiento de Fiscalías y Unidades de Apoyo del Ministerio Público
UNIDAD DE MEDIDA:	Espacio
CANTIDAD:	Fem.() Mas.() Total(56)
ASIGNACIÓN PRESUPUESTARIA:	73.068.974
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Responder de manera oportuna las demandas de la colectividad, mediante el establecimiento de acciones institucionales e interinstitucionales dirigidas a facilitar al ciudadano el acceso a la justicia y a fortalecer la credibilidad en el Sistema de Justicia venezolano
OBJETIVOS ESPECÍFICOS:	Garantizar la infraestructura físico-espacial del Ministerio Público, mediante el equipamiento y óptimo funcionamiento de las diferentes dependencias para mejorar tiempos y calidad de respuesta a nivel nacional.
RESULTADO:	Adecuación de cincuenta y seis (56) espacios físicos para el funcionamiento de Dependencias, a los fines de promover una atención más expedita a la población venezolana y la adquisición de una sede.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.03	Servicios no personales	7.721.676					7.721.676
4.04	Activos reales	65.347.298					65.347.298
	TOTAL	**73.068.974**					**73.068.974**

PROYECTO:	COD. N.E: 129287 COD. PPTO: 230075000 Creación del Centro de Investigaciones Forenses del Ministerio Público.
UNIDAD DE MEDIDA:	Centro
CANTIDAD:	Fem.() Mas.() Total(1)
ASIGNACIÓN PRESUPUESTARIA:	8.146.896
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Responder de manera oportuna las demandas de la colectividad, mediante el establecimiento de acciones institucionales e interinstitucionales dirigidas a facilitar al ciudadano el acceso a la justicia y a fortalecer la credibilidad en el Sistema de Justicia venezolano.
OBJETIVOS ESPECÍFICOS:	Crear el Centro de Investigaciones Forenses del Ministerio Público, a los fines de realizar en tiempo oportuno y bajo protocolos estrictos, las autopsias y necropsias vinculadas a casos iniciados en la institución, así como la atención a víctimas e imputados, permitiendo de manera colateral la formación calificada de personal profesional en materia forense.
RESULTADO:	Creación del Centro de Investigaciones Forenses del Ministerio Público, constituido fundamentalmente por tres áreas: Anatomía Patológica, Laboratorios Forenses y Clínica Forense, las cuales comprenden unidades de apoyo específicas para la atención de los cadáveres, víctimas e imputados. Asimismo, se prevé la incorporación de áreas de capacitación, áreas administrativas y áreas comunes en la instalación.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.03	Servicios no personales	872.882					872.882
4.04	Activos reales	7.274.014					7.274.014
	TOTAL	**8.146.896**					**8.146.896**

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	5.031.488.516					5.031.488.516
4.03	Servicios no personales	14.107.310					14.107.310
	TOTAL	5.045.595.826					5.045.595.826

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	240.331.494					240.331.494
4.03	Servicios no personales	825.789.888					825.789.888
4.04	Activos reales	81.928.305					81.928.305
4.07	Transferencias y donaciones	19.031.712					19.031.712
4.11	Disminución de pasivos	7.328.333					7.328.333
	TOTAL	1.174.409.732					1.174.409.732

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	17.600.152					17.600.152
4.07.01.00.00	Transferencias y donaciones corrientes internas	17.600.152					17.600.152
4.07.01.03.00	Transferencias corrientes internas al sector público	17.600.152					17.600.152
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	17.600.152					17.600.152
	- A0239 Fundación para la Investigación, Capacitación y Desarrollo de la Función Fiscal	17.600.152					17.600.152

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	905.518.679					905.518.679
	TOTAL	**905.518.679**					**905.518.679**

25

Procuraduría General de la República

PROCURADURÍA GENERAL DE LA REPÚBLICA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Presupuesto para el Ejercicio Fiscal 2016 de la Procuraduría General de la República, fue elaborado tomando en consideración el contexto de la política nacional de racionalización del gasto y la política gubernamental establecida en las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019".

El Presupuesto, se fundamenta en las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", al respecto, este Órgano Superior de Consulta tiene previsto la ejecución del Proyecto "Desarrollo de la plataforma tecnológica a nivel de sistemas de asesoría jurídica y módulos informáticos" que permitirá tener como eje principal consolidarse como instancia asesora de rango constitucional, con pertinencia social, a la vanguardia en la defensa jurídica de los derechos e intereses de la República; promoviendo el Poder Popular, garantizando la juridicidad de las políticas sociales; referente fundamental en la producción, sistematización y socialización del derecho en general y el derecho público y popular en particular.

El Presupuesto, está destinado a cumplir con el compromiso asumido por la Procuraduría General de la República con los trabajadores y las trabajadoras que en ella laboran diariamente, en pro de avanzar y profundizar en la Defensa y Representación de los intereses patrimoniales de la República Bolivariana de Venezuela, teniendo como objetivo, alcanzar la Suprema Felicidad Social y la Independencia Nacional.

Para el Ejercicio Económico Financiero 2016, se prevé continuar fortaleciendo y consolidando la trascendencia del rol constitucional que posee y a la vez brindar un alto nivel de eficiencia en la prestación de sus servicios, impulsando su Misión y acciones innovadoras, tales como:

- Implementar el sistema Integral Nacional de asesoría Jurídica de la República.
- Acompañamiento de la defensa de los intereses del Poder Popular, frente a particulares
- Implementar un sistema de formación, capacitación y actualización de los servidores público de la Procuraduría General de la República y demás órganos y entes de la República, articulando los Planes Nacionales e Institucionales.
- Consolidar el sistema institucional de Control Interno.
- Articular las asignaciones de responsabilidades y el Sistema de Desempeño, con base en la planificación Estratégicas y Operativas Institucional.
- Desarrollar un sistema de seguimiento y evaluación de las actuaciones de los abogados que actúan por sustitución o delegación del Procurador General de la República.
- Consolidar el registro de procesos judiciales y administrativos en lo que sean parte los órganos de la República.
- Desarrollar estrategias económicas y financieras, que permitan dar sustentabilidad a los planes y proyectos institucional.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
			Unidad de Medida	Cant.	Género		Ingresos Ordinarios	Ingresos Extraordinarios				
N.E.	Ppto.				Fem.	Masc.		Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
129401	250044000	Desarrollo de la plataforma tecnológica a nivel de sistemas de asesoría jurídica y módulos informáticos.	Sistema	3			17.990.381					17.990.381
TOTAL							17.990.381					17.990.381

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
250001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	202.784.611					202.784.611
250002000	Gestión administrativa	53.629.388					53.629.388
250003000	Previsión y Protección Social	23.469.095					23.469.095
TOTAL		279.883.094					279.883.094

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**215**	**182**		**397**	**41.054.790**	**1.754.970**	**42.809.760**
Altos Funcionarios y de Elección Popular		1		1	629.022		629.022
Alto Nivel y de Dirección	44	21		65	12.424.584		12.424.584
Profesional y Técnico	100	90		190	22.926.172		22.926.172
Personal Administrativo	50	36		86	1.005.788		1.005.788
Obrero	21	34		55	4.069.224	1.754.970	5.824.194
Personal Contratado	**42**	**23**		**65**	**4.596.750**		**4.596.750**
Profesional y Técnico	30	5		35	3.114.450		3.114.450
Personal Administrativo	2	4		6	335.340		335.340
Obrero	10	14		24	1.146.960		1.146.960
TOTAL	**257**	**205**		**462**	**45.651.540**	**1.754.970**	**47.406.510**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**19**	**23**	**42**	**6.221.439**
Alto Nivel y de Dirección	6	3	9	1.929.640
Empleados	13	20	33	4.291.799
Jubilados	**49**	**59**	**108**	**17.247.656**
Alto Nivel y de Dirección	15	9	24	5.289.082
Empleados	34	50	84	11.958.574
TOTAL	**68**	**82**	**150**	**23.469.095**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	199.399.171					199.399.171
4.02	Materiales, suministros y mercancías	15.620.861					15.620.861
4.03	Servicios no personales	51.211.286					51.211.286
4.04	Activos reales	3.923.062					3.923.062
4.07	Transferencias y donaciones	27.519.095					27.519.095
4.11	Disminución de pasivos	200.000					200.000
	TOTAL	297.873.475					297.873.475

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	4.000.000					4.000.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	4.000.000					4.000.000
4.07.01.03.00	Transferencias corrientes internas al sector público	4.000.000					4.000.000
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.000.000					4.000.000
	- A0403 Fundación Procuraduría	4.000.000					4.000.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	50.000					50.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	50.000					50.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	50.000					50.000
4.07.01.01.75	Subsidios a organismos laborales y gremiales	50.000					50.000
	- S1323 Asociación de Jubilados y pensionados de la Procuraduría General	50.000					50.000

PROYECTO:	COD. N.E: 129401 COD. PPTO: 250044000 Desarrollo de la plataforma tecnológica a nivel de sistemas de asesoría jurídica y módulos informáticos.
UNIDAD DE MEDIDA:	Sistema
CANTIDAD:	Fem.(0) Mas.(0) Total(3)
ASIGNACIÓN PRESUPUESTARIA:	17.990.381
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Desarrollar el Sistema Integral Nacional de Asesoría Jurídica de la República, como mecanismo para homogeneizar y fortalecer la política jurídica de la Procuraduría General de la República.
OBJETIVOS ESPECÍFICOS:	Generar los mecanismos institucionales para garantizar el desarrollo del gobierno electrónico y promover la transparencia en los procesos y tramites de la Procuraduría General de la República.
RESULTADO:	Sistema Integral de Asesoría Jurídica desarrollado que permitirá atender la demanda jurídica de la Procuraduría General de la República y módulos informáticos que maximizarán el control y seguimiento de los procesos de las diferentes unidades que conforman al Órgano.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.03	Servicios no personales	17.990.381					17.990.381
	TOTAL	**17.990.381**					**17.990.381**

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	199.399.171					199.399.171
4.03	Servicios no personales	3.385.440					3.385.440
	TOTAL	202.784.611					202.784.611

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	15.620.861					15.620.861
4.03	Servicios no personales	29.835.465					29.835.465
4.04	Activos reales	3.923.062					3.923.062
4.07	Transferencias y donaciones	4.050.000					4.050.000
4.11	Disminución de pasivos	200.000					200.000
	TOTAL	53.629.388					53.629.388

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	4.000.000					4.000.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	4.000.000					4.000.000
4.07.01.03.00	Transferencias corrientes internas al sector público	4.000.000					4.000.000
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.000.000					4.000.000
	- A0403 Fundación Procuraduría	4.000.000					4.000.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	50.000					50.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	50.000					50.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	50.000					50.000
4.07.01.01.75	Subsidios a organismos laborales y gremiales	50.000					50.000
	- S1323 Asociación de Jubilados y pensionados de la Procuraduría General	50.000					50.000

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	23.469.095					23.469.095
	TOTAL	23.469.095					23.469.095

26

Ministerio del Poder Popular para Relaciones Interiores, Justicia y Paz

MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES, JUSTICIA Y PAZ

El Ministerio del Poder Popular para Relaciones Interiores, Justicia y Paz, bajo la coordinación de la Vicepresidencia Sectorial Soberanía Política, Seguridad y Paz, considerando los lineamientos preestablecidos y las "Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", dentro del Segundo Objetivo Histórico "Continuar construyendo el Socialismo Bolivariano del siglo XXI en Venezuela, como alternativa al modelo salvaje del capitalismo y con ello asegurar la mayor suma de seguridad social, mayor suma de estabilidad política y la mayor suma de felicidad, para nuestro pueblo", en función de la competencia en lo relativo a la política interior; seguridad ciudadana y orden público; la conservación de la paz interna, la actuación de los cuerpos policiales; la prevención de emergencias y desastres de carácter civil; la identificación, migración y extranjería; los servicios de registro público y notariado; el control de cultos e instituciones religiosas; la regulación, fiscalización y control de los servicios de vigilancia y seguridad prestados por empresas públicas y privadas; la inteligencia y contrainteligencia de carácter civil; la política contra la producción, tráfico, consumo ilícito de drogas y la legitimación de capitales provenientes de dichas actividades; el auxilio del Ejecutivo en el cumplimiento de las funciones de justicia del Poder Público; y en coordinación con el Ministerio del Poder Popular para Transporte Terrestre y Obras Públicas y con los Estados y Municipios, en materia de circulación, tránsito y transporte terrestre según corresponda; ha formulado los proyectos dirigidos a mejorar la prestación de servicios, en el marco de la Gran Misión A Toda Vida Venezuela, para garantizar la seguridad y el orden interno del país en cooperación con los poderes públicos y la comunidad; brindando confianza, tranquilidad, justicia y paz a la ciudadanía, a través de una institución moderna, con un recurso humano competente que propugna como valores fundamentales la ética y el respeto a los derechos humanos.

Constituye el principal reto restituir la confianza entre las autoridades policiales y la sociedad venezolana, como paso previo para fomentar la participación y compromiso de la población en los planes de seguridad ciudadana, lo cual incluye la optimización de la formación académica del personal de los organismos de seguridad y la optimización de estrategias como Patria Segura, Patrullaje Inteligente y Operación de Liberación del Pueblo, de manera conjunta y coordinada entre los cuerpos policiales de los distintos niveles territoriales, organismos de inteligencia y Fuerza Armada Nacional Bolivariana, para combatir la delincuencia y el paramilitarismo.

En ese sentido, se impulsará el Servicio de Policía Comunal predominantemente preventivo, permanente, de proximidad, proactivo, desplegado en espacios territoriales circunscritos, denominados núcleos de policía comunal, donde conocen óptimamente las características y particularidades de la jurisdicción, que facilitará la identificación en conjunto con la comunidad de problemáticas asociadas a la seguridad ciudadana y niveles de violencia; estimulando la corresponsabilidad, autorregulación y empoderamiento sobre la función policial y las estrategias que se desarrollan para contrarrestar los factores que generan el delito y sus posibles consecuencias. El desafío será articularlo con la comunidad interviniendo en circunstancias que constituyan amenazas, riesgos y vulnerabilidades, informando permanentemente y oportunamente a los otros servicios del cuerpo de policía en caso de requerirse intervenciones de carácter represivo contra el delito, con respeto a los derechos humanos.

Para el ejercicio fiscal 2016 nuestros proyectos y acciones centralizadas se enmarcan en las siguientes políticas que regirán la gestión ministerial:

- Consolidar la implementación del modelo policial mediante la formación, capacitación, profesionalización y entrenamiento del servicio de policía y otros órganos de seguridad ciudadana a nivel nacional en función de dar cumplimiento a los programas integrales que permiten disminuir los factores de riesgo asociados a la violencia y la delincuencia.

- Consolidar la investigación criminal y el esclarecimiento de hechos punibles a través del Sistema Integrado de Investigación Penal, así como también contribuir a la refundación y transformación del régimen de investigación penal en coordinación con los demás órganos auxiliares del sistema de justicia penal del país.

- Consolidar una estructura social que promueva la participación protagónica de los miembros de las comunidades en programas de seguridad y convivencia ciudadana.

- Impulsar el Plan Nacional para el Desarme en el país.

- Promover la prevención y mitigación de desastres a través de la sensibilización de la población en materia de prevención ambiental y la promoción de una cultura corresponsable que implique el cumplimiento de las normas de seguridad contra riesgos y desastres naturales, con el propósito de garantizar el salvaguardo de la vida y los bienes de ciudadanía.

- Desarrollar un sistema integrado social humanista que dicte lineamientos y mecanismos de acción nacional para la prevención del uso indebido de drogas; el tratamiento, rehabilitación y reinserción social de la persona consumidora; el combate al tráfico ilícito de drogas y el impulso de las relaciones internacionales a fin de coadyuvar con la seguridad integral y con la cultura de paz.

- Optimizar el servicio de identificación, migración y extranjería para proteger y garantizar el derecho a la identidad de todos los ciudadanos y ciudadanas venezolanas dentro y fuera del territorio nacional, así como también a las extranjeras y extranjeros dentro del país.

- Profundizar el fortalecimiento institucional dando continuidad a los procesos de reestructuración, y la modernización de la plataforma tecnológica del organismo y sus entes adscritos, avanzar en la lucha contra la burocracia y fomentar la creación de la nueva institucionalidad, caracterizada por un Estado social de derecho y justicia.

- Divulgar el conocimiento de la vida y obra del Libertador Simón Bolívar, como de otros próceres de nuestro país, ilustres hombres y mujeres que lucharon para que seamos un país con identidad propia, libre de cualquier colonia extranjera; sobre la base de sus ideas políticas, culturales y sociales se orientará a las nuevas generaciones que se traducirán en vivencias que contribuyan al engrandecimiento de la Patria y amor a los símbolos patrios.

Por esta razón, los proyectos priorizados de este Ministerio respaldan las áreas antes señaladas, considerados como vértices en términos del Plan Operativo Anual (Poan) para el año 2016, dado que estos proyectos apoyan el desarrollo de los planes sociales y de seguridad ciudadana establecidos por el Ejecutivo Nacional.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos N.E.	Códigos Ppto.	Denominación	Meta: Unidad de Medida	Meta: Cant.	Género: Fem.	Género: Masc.	Recursos: Ingresos Ordinarios	Ingresos Extraordinarios: Proyectos por Endeudamiento	Ingresos Extraordinarios: Deuda Pública	Ingresos Extraordinarios: Gestión Fiscal	Ingresos Extraordinarios: Otros Ingresos Extraordinarios	Presupuesto 2016
127980	260164000	Fortalecimiento de una cultura preventiva ante desastres a nivel nacional	Comunidad	400			119.700.578					119.700.578
127871	260165000	Prevención del delito y la violencia en el marco de la construcción de una cultura de paz	Persona	342.980			395.827.285					395.827.285
127965	260166000	Prevención integral del uso indebido y tráfico ilícito de drogas en el territorio nacional	Persona	7.446.873			398.634.092					398.634.092
127891	260167000	Garantizar el esclarecimiento de los hechos punibles a través de la investigación penal y criminalística.	Expediente	239.945			4.621.465.287					4.621.465.287
127998	260168000	Afianzar al Cuerpo de Policía Nacional Bolivariana a nivel nacional.	Operativo	18			7.218.935.927					7.218.935.927
127932	260169000	Supervisión, fiscalización, asistencia técnica y reestructuración de las instancias de control interno, de los cuerpos de policía nacional, estadales y municipales.	Supervisión	1.264			161.320.713					161.320.713
127868	260170000	Fortalecer el análisis de datos estadísticos y mapeo de incidencia delictiva	Informe	52			50.131.899					50.131.899
127858	260171000	Optimización de la plataforma tecnológica, equipamiento, servicios, telecomunicaciones e infraestructura del Ministerio del Poder Popular para Relaciones Interiores, Justicia y Paz. (Mpprijp)	Equipo	941			377.513.763					377.513.763
	269999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar	4.287.137.845			4.287.137.845					4.287.137.845
TOTAL							17.630.667.389					17.630.667.389

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
260001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	1.972.751.188					1.972.751.188
260002000	Gestión administrativa'	3.023.074.318					3.023.074.318
260003000	Previsión y Protección Social	1.116.857.244					1.116.857.244
260004000	Asignaciones Predeterminadas	285.498.686.830					285.498.686.830
260007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	10.000.000					10.000.000
	TOTAL	291.621.369.580					291.621.369.580

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**13.257**	**33.468**		**46.725**	**2.453.039.483**	**1.159.621.976**	**3.612.661.459**
Altos Funcionarios y de Elección Popular		1		1	112.000		112.000
Alto Nivel y de Dirección	1	4		5	628.000		628.000
Directivo	311	210		521	54.877.050	4.344.944	59.221.994
Profesional y Técnico	2.919	999		3.918	227.620.821	156.897.112	384.517.933
Personal Administrativo	1.725	1.002		2.727	144.478.107	90.583.325	235.061.432
Personal de Investigación	2.130	8.840		10.970	509.461.150	767.070.895	1.276.532.045
Personal Policial	5.368	21.307		26.675	1.398.709.194	65.469.023	1.464.178.217
Obrero	803	1.105		1.908	117.153.161	75.256.677	192.409.838
Personal Fijo a Tiempo Parcial	**8**	**7**		**15**	**539.763**	**173.342**	**713.105**
Personal Médico	8	7		15	539.763	173.342	713.105
Personal Contratado	**1.442**	**1.446**		**2.888**	**256.330.294**		**256.330.294**
Profesional y Técnico	851	818		1.669	215.960.710		215.960.710
Personal Administrativo	591	628		1.219	40.369.584		40.369.584
TOTAL	**14.707**	**34.921**		**49.628**	**2.709.909.540**	**1.159.795.318**	**3.869.704.858**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**2.367**	**1.619**	**3.986**	**268.042.269**
Empleados	2.367	1.619	3.986	268.042.269
Jubilados	**5.379**	**8.531**	**13.910**	**848.814.975**
Empleados	5.379	8.531	13.910	848.814.975
TOTAL	7.746	10.150	17.896	1.116.857.244

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	13.180.433.138					13.180.433.138
4.02	Materiales, suministros y mercancías	1.957.879.836					1.957.879.836
4.03	Servicios no personales	1.149.585.737					1.149.585.737
4.04	Activos reales	544.909.224					544.909.224
4.06	Gastos de defensa y seguridad del estado	188.687.031					188.687.031
4.07	Transferencias y donaciones	292.198.542.003					292.198.542.003
4.11	Disminución de pasivos	32.000.000					32.000.000
	TOTAL	309.252.036.969					309.252.036.969

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	291.065.422.729					291.065.422.729
4.07.01.00.00	Transferencias y donaciones corrientes internas	6.140.421.225					6.140.421.225
4.07.01.03.00	Transferencias corrientes internas al sector público	6.140.421.225					6.140.421.225
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.846.241.044					4.846.241.044
	- A0145 Comisión Nacional de Casinos, Salas de Bingo y Máquinas Traganíqueles	50.806.896					50.806.896
	- A0423 Fundación Misión Identidad	658.132.485					658.132.485
	- A0538 Instituto Nacional contra la Discriminación Racial	55.939.845					55.939.845
	- A0554 Servicio Nacional para el Desarme	85.618.455					85.618.455
	- A1342 Servicio Administrativo de Identificación, Migración y Extranjería (SAIME)	404.588.499					404.588.499
	- A1358 Universidad Nacional Experimental de la Seguridad (UNES)	2.406.600.636					2.406.600.636
	- A1605 Fundación Fondo Administrativo de Salud para el Ministerio del Poder Popular para Relaciones Interiores y Justicia, de sus Órganos y Entes Adscritos (FASMIJ)	1.184.554.228					1.184.554.228
4.07.01.03.05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	720.494.855					720.494.855
	- A0054 Instituto Autónomo de Previsión Social del Cuerpo de Investigaciones Científicas, Penales y Criminalísticas	720.494.855					720.494.855
4.07.01.03.10	Transferencias corrientes al Poder Estadal	573.685.326					573.685.326
	- E7700 Territorio Insular Francisco de Miranda	573.685.326					573.685.326
4.07.05.00.00	Situado	284.825.001.504					284.825.001.504
4.07.05.01.00	Situado Constitucional	284.825.001.504					284.825.001.504
4.07.05.01.01	Situado Estadal	227.860.001.203					227.860.001.203
	- E5000 Distrito Capital	13.562.153.154					13.562.153.154
	- E5100 Estado Amazonas	3.788.551.845					3.788.551.845
	- E5200 Estado Anzoátegui	11.496.211.720					11.496.211.720
	- E5300 Estado Apure	5.836.685.388					5.836.685.388

	- E5400 Estado Aragua	12.217.050.841				12.217.050.841
	- E5500 Estado Barinas	7.462.256.826				7.462.256.826
	- E5600 Estado Bolivar	12.003.577.218				12.003.577.218
	- E5700 Estado Carabobo	15.542.263.025				15.542.263.025
	- E5800 Estado Cojedes	4.656.655.635				4.656.655.635
	- E5900 Estado Delta Amacuro	3.839.785.514				3.839.785.514
	- E6000 Estado Falcón	8.147.572.703				8.147.572.703
	- E6100 Estado Guárico	7.407.547.945				7.407.547.945
	- E6200 Estado Lara	13.120.770.412				13.120.770.412
	- E6300 Estado Mérida	7.939.126.827				7.939.126.827
	- E6400 Estado Miranda	19.270.116.535				19.270.116.535
	- E6500 Estado Monagas	7.899.331.539				7.899.331.539
	- E6600 Estado Nueva Esparta	5.775.010.660				5.775.010.660
	- E6700 Estado Portuguesa	8.033.553.883				8.033.553.883
	- E6800 Estado Sucre	8.212.686.656				8.212.686.656
	- E6900 Estado Táchira	9.261.491.178				9.261.491.178
	- E7000 Estado Trujillo	7.099.246.279				7.099.246.279
	- E7100 Estado Yaracuy	6.465.724.425				6.465.724.425
	- E7200 Estado Zulia	24.139.433.173				24.139.433.173
	- E7300 Estado Vargas	4.683.197.822				4.683.197.822
4.07.05.01.02	Situado Municipal	56.965.000.301				56.965.000.301
	- E5001 Municipio Libertador	3.051.484.460				3.051.484.460
	- E5101 Municipio Atures	406.585.459				406.585.459
	- E5102 Municipio Alto Orinoco	111.569.377				111.569.377
	- E5103 Municipio Atabapo	95.699.039				95.699.039
	- E5104 Municipio Autana	90.731.458				90.731.458
	- E5105 Municipio Guainia	70.851.297				70.851.297
	- E5106 Municipio Manapiare	93.624.693				93.624.693
	- E5107 Municipio Rio Negro	78.076.638				78.076.638

	- E5201 Municipio Anaco	185.947.520				185.947.520
	- E5202 Municipio Aragua	98.231.872				98.231.872
	- E5203 Municipio Simón Bolívar	478.792.716				478.792.716
	- E5204 Municipio Manuel Ezequiel Bruzual	96.805.842				96.805.842
	- E5205 Municipio Carvajal	75.373.288				75.373.288
	- E5206 Municipio Juan Manuel Cajigal	80.270.850				80.270.850
	- E5207 Municipio Diego Bautista Urbaneja	99.446.936				99.446.936
	- E5208 Municipio Pedro Maria Freites	156.659.385				156.659.385
	- E5209 Municipio San José de Guanipa	133.475.436				133.475.436
	- E5210 Municipio Guanta	92.433.257				92.433.257
	- E5211 Municipio Independencia	112.075.809				112.075.809
	- E5212 Municipio Libertad	83.157.596				83.157.596
	- E5213 Municipio Francisco de Miranda	118.278.034				118.278.034
	- E5214 Municipio José Gregorio Monagas	108.294.554				108.294.554
	- E5215 Municipio Fernando de Peñalver	99.137.216				99.137.216
	- E5216 Municipio Píritu	85.807.540				85.807.540
	- E5217 Municipio Simón Rodríguez	244.274.577				244.274.577
	- E5218 Municipio Juán Antonio Sotillo	305.406.316				305.406.316
	- E5219 Municipio San Juan de Capistrano	70.722.941				70.722.941
	- E5220 Municipio Sir Mac Gregor	74.759.212				74.759.212
	- E5221 Municipio Santa Ana	74.702.033				74.702.033
	- E5301 Municipio Achaguas	202.037.396				202.037.396
	- E5302 Municipio Biruaca	183.551.742				183.551.742
	- E5303 Municipio Muñoz	142.811.851				142.811.851
	- E5304 Municipio Páez	257.252.195				257.252.195
	- E5305 Municipio Pedro Camejo	161.068.048				161.068.048
	- E5306 Municipio Rómulo Gallegos	145.191.390				145.191.390
	- E5307 Municipio San Fernando	367.258.725				367.258.725
	- E5401 Municipio Sucre	189.527.801				189.527.801

	- E5402 Municipio Bolívar	111.772.799					111.772.799
	- E5403 Municipio Camatagua	109.176.197					109.176.197
	- E5404 Municipio Girardot	468.012.631					468.012.631
	- E5405 Municipio José Angel Lamas	106.627.050					106.627.050
	- E5406 Municipio José Felix Ribas	220.888.470					220.888.470
	- E5407 Municipio Libertador	165.802.668					165.802.668
	- E5408 Municipio Santiago Mariño	286.513.524					286.513.524
	- E5409 Municipio Mario Briceño Iragorry	171.112.314					171.112.314
	- E5410 Municipio San Casimiro	110.444.342					110.444.342
	- E5411 Municipio San Sebastián	108.715.323					108.715.323
	- E5412 Municipio Santos Michelena	116.725.493					116.725.493
	- E5413 Municipio Tovar	95.468.598					95.468.598
	- E5414 Municipio Urdaneta	140.328.877					140.328.877
	- E5415 Municipio Zamora	222.905.960					222.905.960
	- E5416 Municipio José Rafael Revenga	126.070.428					126.070.428
	- E5417 Municipio Francisco Linares Alcántara	208.160.177					208.160.177
	- E5418 Municipio Ocumare de la Costa de Oro	96.010.056					96.010.056
	- E5501 Municipio Alberto Arvelo Torrealba	118.601.329					118.601.329
	- E5502 Municipio Antonio José de Sucre	166.852.209					166.852.209
	- E5503 Municipio Arismendi	119.456.164					119.456.164
	- E5504 Municipio Barinas	491.613.429					491.613.429
	- E5505 Municipio Bolívar	132.526.599					132.526.599
	- E5506 Municipio Cruz Paredes	100.910.489					100.910.489
	- E5507 Municipio Ezequiel Zamora	139.921.727					139.921.727
	- E5508 Municipio Obispos	115.794.181					115.794.181
	- E5509 Municipio Pedraza	162.289.774					162.289.774
	- E5510 Municipio Rojas	119.687.294					119.687.294
	- E5511 Municipio Sosa	106.413.280					106.413.280
	- E5512 Municipio Andrés Eloy Blanco	91.497.732					91.497.732

	- E5601 Municipio Caroní	875.525.991				875.525.991
	- E5602 Municipio Cedeño	237.240.547				237.240.547
	- E5603 Municipio El Callao	145.498.427				145.498.427
	- E5604 Municipio Gran Sabana	175.300.351				175.300.351
	- E5605 Municipio Heres	475.347.781				475.347.781
	- E5606 Municipio Piar	237.556.307				237.556.307
	- E5607 Municipio Bolivariano Angostura	202.252.729				202.252.729
	- E5608 Municipio Roscio	149.558.788				149.558.788
	- E5609 Municipio Sifontes	190.889.267				190.889.267
	- E5610 Municipio Sucre	172.058.892				172.058.892
	- E5611 Municipio Padre Pedro Chien	139.665.225				139.665.225
	- E5701 Municipio Bejuma	186.202.114				186.202.114
	- E5702 Municipio Carlos Arvelo	287.524.690				287.524.690
	- E5703 Municipio Diego Ibarra	215.579.515				215.579.515
	- E5704 Municipio Guacara	282.258.951				282.258.951
	- E5705 Municipio Juan José Mora	203.865.374				203.865.374
	- E5706 Municipio Miranda	156.587.765				156.587.765
	- E5707 Municipio Montalbán	151.463.435				151.463.435
	- E5708 Municipio Puerto Cabello	297.788.796				297.788.796
	- E5709 Municipio San Joaquín	183.537.283				183.537.283
	- E5710 Municipio Valencia	869.301.717				869.301.717
	- E5711 Municipio Libertador	294.992.663				294.992.663
	- E5712 Municipio Los Guayos	255.421.273				255.421.273
	- E5713 Municipio Naguanagua	277.868.573				277.868.573
	- E5714 Municipio San Diego	223.173.607				223.173.607
	- E5801 Municipio Anzoátegui	91.446.612				91.446.612
	- E5802 Municipio Falcón	239.016.710				239.016.710
	- E5803 Municipio Girardot	91.101.831				91.101.831
	- E5804 Municipio Pao de San Juan Bautista	108.330.398				108.330.398

	- E5805 Municipio Ricaurte	84.250.362					84.250.362
	- E5806 Municipio Ezequiel Zamora	259.056.098					259.056.098
	- E5807 Municipio Tinaco	121.656.757					121.656.757
	- E5808 Municipio Lima Blanco	75.379.357					75.379.357
	- E5809 Municipio Rómulo Gallegos	93.925.784					93.925.784
	- E5901 Municipio Tucupita	413.596.452					413.596.452
	- E5902 Municipio Antonio Díaz	211.725.579					211.725.579
	- E5903 Municipio Casacoima	204.380.954					204.380.954
	- E5904 Municipio Pedernales	130.243.393					130.243.393
	- E6001 Municipio Acosta	60.789.323					60.789.323
	- E6002 Municipio Bolivar	47.182.400					47.182.400
	- E6003 Municipio Buchivacoa	72.739.519					72.739.519
	- E6004 Municipio Cacique Manaure	49.447.427					49.447.427
	- E6005 Municipio Carirubana	312.406.196					312.406.196
	- E6006 Municipio Colina	85.125.095					85.125.095
	- E6007 Municipio Dabajuro	67.409.436					67.409.436
	- E6008 Municipio Democracia	58.506.922					58.506.922
	- E6009 Municipio Falcón	97.673.334					97.673.334
	- E6010 Municipio Federación	73.855.681					73.855.681
	- E6011 Municipio Jacura	56.570.476					56.570.476
	- E6012 Municipio Unión	57.899.581					57.899.581
	- E6013 Municipio Los Taques	82.745.074					82.745.074
	- E6014 Municipio Mauroa	71.640.983					71.640.983
	- E6015 Municipio Miranda	281.155.588					281.155.588
	- E6016 Municipio Monseñor Iturriza	62.052.452					62.052.452
	- E6017 Municipio Palmasola	45.667.009					45.667.009
	- E6018 Municipio Petit	56.005.435					56.005.435
	- E6019 Municipio Píritu	53.005.293					53.005.293
	- E6020 Municipio San Francisco	50.157.222					50.157.222

	- E6021 Municipio Silva	80.193.005				80.193.005
	- E6022 Municipio Zamora	76.619.286				76.619.286
	- E6023 Municipio Sucre	46.416.041				46.416.041
	- E6024 Municipio Tocópero	42.942.747				42.942.747
	- E6025 Municipio Urumaco	48.687.650				48.687.650
	- E6101 Municipio Camaguán	87.462.276				87.462.276
	- E6102 Municipio Chaguaramas	75.535.129				75.535.129
	- E6103 Municipio El Socorro	79.587.279				79.587.279
	- E6104 Municipio Leonardo Infante	224.304.007				224.304.007
	- E6105 Municipio Las Mercedes	107.383.292				107.383.292
	- E6106 Municipio Julián Mellado	92.789.461				92.789.461
	- E6107 Municipio Francisco de Miranda	250.074.594				250.074.594
	- E6108 Municipio José Tadeo Monagas	152.274.336				152.274.336
	- E6109 Municipio Ortiz	90.063.416				90.063.416
	- E6110 Municipio José Felix Ribas	104.634.556				104.634.556
	- E6111 Municipio Juan Germán Roscio Nieves	219.751.128				219.751.128
	- E6112 Municipio Santa María de Ipire	77.654.034				77.654.034
	- E6113 Municipio San José de Guaribe	71.073.695				71.073.695
	- E6114 Municipio Pedro Zaraza	133.817.491				133.817.491
	- E6115 Municipio San Gerónimo de Guayabal	85.482.290				85.482.290
	- E6201 Municipio Andrés Eloy Blanco	214.514.067				214.514.067
	- E6202 Municipio Crespo	217.338.509				217.338.509
	- E6203 Municipio Iribarren	1.118.367.145				1.118.367.145
	- E6204 Municipio Jiménez	263.584.124				263.584.124
	- E6205 Municipio Morán	294.275.719				294.275.719
	- E6206 Municipio Palavecino	326.814.552				326.814.552
	- E6207 Municipio Simón Planas	203.442.637				203.442.637
	- E6208 Municipio Torres	392.420.640				392.420.640
	- E6209 Municipio Urdaneta	249.435.211				249.435.211

	- E6301 Municipio Alberto Adriani	199.220.334					199.220.334
	- E6302 Municipio Andrés Bello	58.423.244					58.423.244
	- E6303 Municipio Antonio Pinto Salinas	69.131.845					69.131.845
	- E6304 Municipio Aricagua	50.527.758					50.527.758
	- E6305 Municipio Arzobispo Chacón	68.115.684					68.115.684
	- E6306 Municipio Campo Elías	167.037.378					167.037.378
	- E6307 Municipio Caracciolo Parra Olmedo	76.308.477					76.308.477
	- E6308 Municipio Cardenal Quintero	52.703.428					52.703.428
	- E6309 Municipio Guaraque	53.696.268					53.696.268
	- E6310 Municipio Julio César Salas	56.987.537					56.987.537
	- E6311 Municipio Justo Briceño	48.824.580					48.824.580
	- E6312 Municipio Libertador	326.993.738					326.993.738
	- E6313 Municipio Miranda	67.890.016					67.890.016
	- E6314 Municipio Obispo Ramos de Lora	69.615.258					69.615.258
	- E6315 Municipio Padre Noguera	44.241.479					44.241.479
	- E6316 Municipio Pueblo Llano	51.947.536					51.947.536
	- E6317 Municipio Rangel	65.119.348					65.119.348
	- E6318 Municipio Rivas Dávila	63.545.214					63.545.214
	- E6319 Municipio Santos Marquina	62.493.613					62.493.613
	- E6320 Municipio Sucre	113.485.784					113.485.784
	- E6321 Municipio Tovar	84.036.327					84.036.327
	- E6322 Municipio Tulio Febres Cordero	81.801.665					81.801.665
	- E6323 Municipio Zea	52.635.196					52.635.196
	- E6401 Municipio Acevedo	232.712.646					232.712.646
	- E6402 Municipio Andrés Bello	123.917.890					123.917.890
	- E6403 Municipio Baruta	341.179.446					341.179.446
	- E6404 Municipio Brión	170.093.924					170.093.924
	- E6405 Municipio Carrizal	146.904.047					146.904.047
	- E6406 Municipio Cristóbal Rojas	213.638.382					213.638.382

	- E6407 Municipio Buroz	131.733.885				131.733.885
	- E6408 Municipio Chacao	145.444.398				145.444.398
	- E6409 Municipio Guaicaipuro	341.584.360				341.584.360
	- E6410 Municipio El Hatillo	156.573.189				156.573.189
	- E6411 Municipio Independencia	230.949.874				230.949.874
	- E6412 Municipio Lander	246.454.961				246.454.961
	- E6413 Municipio Los Salias	162.113.032				162.113.032
	- E6414 Municipio Páez	164.175.447				164.175.447
	- E6415 Municipio Paz Castillo	209.604.254				209.604.254
	- E6416 Municipio Pedro Gual	149.265.493				149.265.493
	- E6417 Municipio Plaza	288.718.611				288.718.611
	- E6418 Municipio Simón Bolívar	143.732.406				143.732.406
	- E6419 Municipio Sucre	566.547.213				566.547.213
	- E6420 Municipio Urdaneta	238.011.661				238.011.661
	- E6421 Municipio Zamora	279.757.984				279.757.984
	- E6501 Municipio Acosta	89.759.367				89.759.367
	- E6502 Municipio Bolivar	111.143.057				111.143.057
	- E6503 Municipio Caripe	108.519.574				108.519.574
	- E6504 Municipio Cedeño	112.932.380				112.932.380
	- E6505 Municipio Ezequiel Zamora	139.869.530				139.869.530
	- E6506 Municipio Libertador	124.500.205				124.500.205
	- E6507 Municipio Maturin	713.167.448				713.167.448
	- E6508 Municipio Piar	123.548.043				123.548.043
	- E6509 Municipio Punceres	100.334.807				100.334.807
	- E6510 Municipio Sotillo	98.575.789				98.575.789
	- E6511 Municipio Aguasay	89.984.873				89.984.873
	- E6512 Municipio Santa Barbara	79.936.511				79.936.511
	- E6513 Municipio Uracoa	82.561.300				82.561.300
	- E6601 Municipio Antolin del Campo	103.877.069				103.877.069

	- E6602 Municipio Arismendi	104.246.605					104.246.605
	- E6603 Municipio Díaz	171.213.974					171.213.974
	- E6604 Municipio García	163.291.302					163.291.302
	- E6605 Municipio Gómez	124.148.975					124.148.975
	- E6606 Municipio Maneiro	135.334.023					135.334.023
	- E6607 Municipio Marcano	114.176.019					114.176.019
	- E6608 Municipio Mariño	209.030.552					209.030.552
	- E6609 Municipio Península de Macanao	117.223.043					117.223.043
	- E6610 Municipio Tubores	125.348.041					125.348.041
	- E6611 Municipio Villalba	75.863.061					75.863.061
	- E6701 Municipio Agua Blanca	88.887.957					88.887.957
	- E6702 Municipio Araure	253.534.132					253.534.132
	- E6703 Municipio Esteller	118.510.470					118.510.470
	- E6704 Municipio Guanare	299.639.479					299.639.479
	- E6705 Municipio Guanarito	126.504.608					126.504.608
	- E6706 Municipio Monseñor José Vicente de Unda	92.215.823					92.215.823
	- E6707 Municipio Ospino	129.733.304					129.733.304
	- E6708 Municipio Páez	269.201.936					269.201.936
	- E6709 Municipio Papelón	97.565.698					97.565.698
	- E6710 Municipio San Genaro de Boconoito	97.201.108					97.201.108
	- E6711 Municipio San Rafael de Onoto	86.322.704					86.322.704
	- E6712 Municipio Santa Rosalía	90.740.490					90.740.490
	- E6713 Municipio Sucre	113.147.168					113.147.168
	- E6714 Municipio Turén	145.183.599					145.183.599
	- E6801 Municipio Andrés Eloy Blanco	97.431.863					97.431.863
	- E6802 Municipio Andrés Mata	87.607.539					87.607.539
	- E6803 Municipio Arismendi	120.998.213					120.998.213
	- E6804 Municipio Benítez	120.393.146					120.393.146
	- E6805 Municipio Bermúdez	219.350.194					219.350.194

	- E6806 Municipio Bolívar	87.987.395					87.987.395
	- E6807 Municipio Cajigal	88.355.184					88.355.184
	- E6808 Municipio Cruz Salmerón Acosta	106.468.137					106.468.137
	- E6809 Municipio Libertador	74.362.706					74.362.706
	- E6810 Municipio Mariño	92.591.110					92.591.110
	- E6811 Municipio Mejía	79.910.766					79.910.766
	- E6812 Municipio Montes	130.723.271					130.723.271
	- E6813 Municipio Ribero	142.499.587					142.499.587
	- E6814 Municipio Sucre	491.937.468					491.937.468
	- E6815 Municipio Valdez	112.555.085					112.555.085
	- E6901 Municipio Andrés Bello	56.868.849					56.868.849
	- E6902 Municipio Ayacucho	97.858.341					97.858.341
	- E6903 Municipio Bolívar	98.398.632					98.398.632
	- E6904 Municipio Cárdenas	162.947.965					162.947.965
	- E6905 Municipio Córdoba	74.504.765					74.504.765
	- E6906 Municipio Fernández Feo	91.784.371					91.784.371
	- E6907 Municipio García de Hevia	92.507.007					92.507.007
	- E6908 Municipio Guásimos	79.486.728					79.486.728
	- E6909 Municipio Independencia	72.696.483					72.696.483
	- E6910 Municipio Jáuregui	81.123.303					81.123.303
	- E6911 Municipio Junín	124.281.075					124.281.075
	- E6912 Municipio Libertad	64.151.376					64.151.376
	- E6913 Municipio Libertador	69.117.045					69.117.045
	- E6914 Municipio Lobatera	50.959.553					50.959.553
	- E6915 Municipio Michelena	55.650.039					55.650.039
	- E6916 Municipio Panamericano	72.767.826					72.767.826
	- E6917 Municipio Pedro María Ureña	88.885.386					88.885.386
	- E6918 Municipio Samuel Darío Maldonado	59.602.278					59.602.278
	- E6919 Municipio San Cristóbal	302.441.631					302.441.631

	- E6920 Municipio Seboruco	47.579.694					47.579.694
	- E6921 Municipio Sucre	47.391.032					47.391.032
	- E6922 Municipio Uribante	70.768.219					70.768.219
	- E6923 Municipio José Maria Vargas	48.178.434					48.178.434
	- E6924 Municipio Antonio Rómulo Costa	47.465.135					47.465.135
	- E6925 Municipio Francisco de Miranda	42.792.488					42.792.488
	- E6926 Municipio Rafael Urdaneta	43.560.679					43.560.679
	- E6927 Municipio Simón Rodríguez	39.085.919					39.085.919
	- E6928 Municipio Torbes	86.585.276					86.585.276
	- E6929 Municipio San Judas Tadeo	45.933.269					45.933.269
	- E7001 Municipio Boconó	165.794.007					165.794.007
	- E7002 Municipio Candelaria	80.167.984					80.167.984
	- E7003 Municipio Carache	86.561.064					86.561.064
	- E7004 Municipio Escuque	76.608.402					76.608.402
	- E7005 Municipio Miranda	72.277.596					72.277.596
	- E7006 Municipio Monte Carmelo	60.655.329					60.655.329
	- E7007 Municipio Motatán	66.995.299					66.995.299
	- E7008 Municipio Pampan	105.487.667					105.487.667
	- E7009 Municipio Rafael Rangel	69.567.536					69.567.536
	- E7010 Municipio San Rafael de Carvajal	113.646.139					113.646.139
	- E7011 Municipio Sucre	80.870.522					80.870.522
	- E7012 Municipio Trujillo	116.186.963					116.186.963
	- E7013 Municipio Urdaneta	88.580.516					88.580.516
	- E7014 Municipio Valera	218.663.212					218.663.212
	- E7015 Municipio Andrés Bello	62.773.657					62.773.657
	- E7016 Municipio Bolivar	62.490.392					62.490.392
	- E7017 Municipio Juan Vicente Campo Elías	47.676.237					47.676.237
	- E7018 Municipio José Felipe Márquez Cañizalez	53.445.485					53.445.485
	- E7019 Municipio La Ceiba	69.374.787					69.374.787

	- E7020 Municipio Pampanito	76.988.777					76.988.777
	- E7101 Municipio Bolivar	105.770.676					105.770.676
	- E7102 Municipio Bruzual	149.699.578					149.699.578
	- E7103 Municipio José Antonio Páez	79.381.013					79.381.013
	- E7104 Municipio Nirgua	155.401.659					155.401.659
	- E7105 Municipio Peña	193.032.382					193.032.382
	- E7106 Municipio San Felipe	196.302.796					196.302.796
	- E7107 Municipio Sucre	79.667.210					79.667.210
	- E7108 Municipio Urachiche	82.561.258					82.561.258
	- E7109 Municipio Arístide Bastidas	80.094.773					80.094.773
	- E7110 Municipio Cocorote	110.338.338					110.338.338
	- E7111 Municipio Independencia	134.672.218					134.672.218
	- E7112 Municipio La Trinidad	75.779.687					75.779.687
	- E7113 Municipio Manuel Monge	74.209.924					74.209.924
	- E7114 Municipio Veroes	99.519.595					99.519.595
	- E7201 Municipio Almirante Padilla	140.030.591					140.030.591
	- E7202 Municipio Baralt	215.443.621					215.443.621
	- E7203 Municipio Cabimas	347.204.611					347.204.611
	- E7204 Municipio Catatumbo	193.147.223					193.147.223
	- E7205 Municipio Colón	250.149.620					250.149.620
	- E7206 Municipio Jesús Enrique Lossada	244.796.416					244.796.416
	- E7207 Municipio La Cañada de Urdaneta	207.452.771					207.452.771
	- E7208 Municipio Lagunillas	294.956.162					294.956.162
	- E7209 Municipio Mara	312.642.029					312.642.029
	- E7210 Municipio Maracaibo	1.354.792.799					1.354.792.799
	- E7211 Municipio Miranda	221.323.764					221.323.764
	- E7212 Municipio Indígena Bolivariano Guajira	197.058.125					197.058.125
	- E7213 Municipio Machiques de Perijá	285.001.504					285.001.504
	- E7214 Municipio Rosario de Perijá	221.084.657					221.084.657

	- E7215 Municipio Santa Rita	179.729.482					179.729.482
	- E7216 Municipio Sucre	182.498.477					182.498.477
	- E7217 Municipio Valmore Rodríguez	178.496.072					178.496.072
	- E7218 Municipio Francisco Javier Pulgar	160.515.198					160.515.198
	- E7219 Municipio Jesús Maria Semprún	189.453.206					189.453.206
	- E7220 Municipio San Francisco	491.301.132					491.301.132
	- E7221 Municipio Simón Bolivar	167.780.831					167.780.831
	- E7301 Municipio Vargas	1.170.799.456					1.170.799.456
	- E7600 Área Metropolitana de Caracas	473.469.856					473.469.856
4.07.07.00.00	Subsidio de capitalidad	100.000.000					100.000.000
4.07.07.01.00	Subsidio de capitalidad	100.000.000					100.000.000
	- E5000 Distrito Capital	100.000.000					100.000.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	480.000					480.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	480.000					480.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	480.000					480.000
4.07.01.01.76	Subsidios a entidades religiosas	480.000					480.000
	- S0871 Otras ayudas para reparar edificaciones Eclesiásticas	480.000					480.000

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	1.560.000					1.560.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	1.560.000					1.560.000
4.07.02.01.00	Transferencias corrientes al exterior	1.560.000					1.560.000
4.07.02.01.04	Transferencias corrientes a organismos internacionales	1.560.000					1.560.000
	- I0119 Organización Internacional de Policía (INTERPOL)	1.560.000					1.560.000

PROYECTO:	COD. N.E: 127980 COD. PPTO: 260164000 Fortalecimiento de una cultura preventiva ante desastres a nivel nacional
UNIDAD DE MEDIDA:	Comunidad
CANTIDAD:	Fem.(0) Mas.(0) Total (400)
ASIGNACIÓN PRESUPUESTARIA:	119.700.578
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Fortalecimiento del Sistema de Seguridad Ciudadana.
OBJETIVOS ESPECÍFICOS:	Proporcionar a las comunidades conocimientos, valores, actitudes y destrezas inherentes a desarrollar una cultura preventiva para enfrentar las amenazas de desastres a las que está expuesta en sus localidades.
RESULTADO:	Capacitación de 400 comunidades a nivel nacional, en preparación y respuesta ante la acción de eventos adversos, representadas por centros educativos, universidades, organizaciones e instituciones y comunidades en general.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	84.544.147					84.544.147
4.02	Materiales, suministros y mercancias	15.802.800					15.802.800
4.03	Servicios no personales	9.553.631					9.553.631
4.04	Activos reales	9.000.000					9.000.000
4.07	Transferencias y donaciones	800.000					800.000
	TOTAL	119.700.578					119.700.578

PROYECTO: COD. N.E: 127871 COD. PPTO: 260165000 Prevención del delito y la violencia en el marco de la construcción de una cultura de paz

UNIDAD DE MEDIDA: Persona

CANTIDAD: Fem.(0) Mas.(0) Total (342.980)

ASIGNACIÓN PRESUPUESTARIA: 395.827.285

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Incluir en la cultura de paz a los grupos violentos y profundizar una cultura de convivencia en las comunidades.

OBJETIVOS ESPECÍFICOS: Diseñar y ejecutar estrategias operativas para la prevención del delito y la violencia, destinadas a la reducción de los factores de riesgo y a la construcción de la cultura de paz.

RESULTADO: Formar, sensibilizar y orientar en materia de prevención integral a la población venezolana.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	370.949.810					370.949.810
4.02	Materiales, suministros y mercancías	14.926.485					14.926.485
4.03	Servicios no personales	9.950.990					9.950.990
	TOTAL	395.827.285					395.827.285

PROYECTO:	COD. N.E: 127965 COD. PPTO: 260166000 Prevención integral del uso indebido y tráfico ilícito de drogas en el territorio nacional
UNIDAD DE MEDIDA:	Persona
CANTIDAD:	Fem.(0) Mas.(0) Total (7.446.873)
ASIGNACIÓN PRESUPUESTARIA:	398.634.092
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Fortalecimiento de la Seguridad Ciudadana.
OBJETIVOS ESPECÍFICOS:	Fortalecer el proceso de formulación, implementación y evaluación de políticas públicas y estratégicas del Estado, destinadas a la prevención integral del uso indebido y tráfico ilícito de drogas.
RESULTADO:	Prevención integral del uso indebido y tráfico ilícito de drogas en el territorio nacional dirigida a 7.446.873 personas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	360.026.134					360.026.134
4.02	Materiales, suministros y mercancías	13.428.375					13.428.375
4.03	Servicios no personales	11.680.115					11.680.115
4.04	Activos reales	4.999.468					4.999.468
4.06	Gastos de defensa y seguridad del estado	8.500.000					8.500.000
	TOTAL	**398.634.092**					**398.634.092**

PROYECTO:	COD. N.E: 127891 COD. PPTO: 260167000 Garantizar el esclarecimiento de los hechos punibles a través de la investigación penal y criminalística.
UNIDAD DE MEDIDA:	Expediente
CANTIDAD:	Fem.(0) Mas.(0) Total (239.945)
ASIGNACIÓN PRESUPUESTARIA:	4.621.465.287
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Apoyar mediante el proceso de investigación penal y criminalística a los organismos de seguridad ciudadana, con la aplicación de planes y estrategias encaminados al esclarecimiento de los hechos punibles.
OBJETIVOS ESPECÍFICOS:	Continuar con los planes y políticas estratégicas relacionadas con el ámbito de la seguridad ciudadana y la investigación del delito, con el propósito de brindar apoyo especializado al sistema de justicia y esclarecer los hechos punibles.
RESULTADO:	Remisión de expedientes esclarecidos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	4.026.730.536					4.026.730.536
4.02	Materiales, suministros y mercancías	150.170.659					150.170.659
4.03	Servicios no personales	237.490.724					237.490.724
4.04	Activos reales	199.513.368					199.513.368
4.06	Gastos de defensa y seguridad del estado	6.000.000					6.000.000
4.07	Transferencias y donaciones	1.560.000					1.560.000
	TOTAL	**4.621.465.287**					**4.621.465.287**

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	1.560.000					1.560.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	1.560.000					1.560.000
4.07.02.01.00	Transferencias corrientes al exterior	1.560.000					1.560.000
4.07.02.01.04	Transferencias corrientes a organismos internacionales	1.560.000					1.560.000
	- I0119 Organización Internacional de Policía (INTERPOL)	1.560.000					1.560.000

PROYECTO:	COD. N.E: 127998 COD. PPTO: 260168000 Afianzar al Cuerpo de Policía Nacional Bolivariana a nivel nacional.
UNIDAD DE MEDIDA:	Operativo
CANTIDAD:	Fem.(0) Mas.(0) Total (18)
ASIGNACIÓN PRESUPUESTARIA:	7.218.935.927
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar la seguridad ciudadana, el cumplimiento de la ley y el libre ejercicio de los derechos y libertades fundamentales de todos los ciudadanos y ciudadanas en el territorio nacional.
OBJETIVOS ESPECÍFICOS:	Consolidar al Cuerpo de Policía Nacional Bolivariana en el Distrito Capital y en los 15 estados: (Anzoátegui, Apure, Aragua, Barinas, Bolívar, Carabobo, Falcón, Lara, Miranda, Monagas, Nueva Esparta, Portuguesa, Táchira, Trujillo y Zulia), donde se encuentra desplegado y en los estados a desplegar como lo son Guárico, Mérida y Sucre. Con el propósito de garantizar la seguridad, el cumplimiento de la ley y el libre ejercicio de los derechos y libertades fundamentales consagradas en la Constitución.
RESULTADO:	Operativos policiales.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	6.180.366.968					6.180.366.968
4.02	Materiales, suministros y mercancías	724.113.671					724.113.671
4.03	Servicios no personales	260.180.288					260.180.288
4.04	Activos reales	34.275.000					34.275.000
4.06	Gastos de defensa y seguridad del estado	20.000.000					20.000.000
	TOTAL	7.218.935.927					7.218.935.927

PROYECTO: COD. N.E: 127932 COD. PPTO: 260169000 Supervisión, fiscalización, asistencia técnica y reestructuración de las instancias de control interno, de los cuerpos de policía nacional, estadales y municipales.

UNIDAD DE MEDIDA: Supervisión

CANTIDAD: Fem.(0) Mas.(0) Total (1.264)

ASIGNACIÓN PRESUPUESTARIA: 161.320.713

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Construir una nueva ética del servidor público

OBJETIVOS ESPECÍFICOS: Continuar con el desarrollo de la supervisión, fiscalización y reestructuración, la operatividad de las instancias de control de los cuerpos de policía, en todos sus ámbitos político-territoriales, a través de la adecuación en los cuerpos de policía, para alcanzar de manera paulatina y controlada la correcta actuación policial.

RESULTADO: Dirigir la política sobre la función policial, para lograr el desarrollo de un servicio de policía confiable y disciplinado que responda a las necesidades y demandas de la población.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	90.870.626					90.870.626
4.02	Materiales, suministros y mercancias	36.344.146					36.344.146
4.03	Servicios no personales	33.343.941					33.343.941
4.07	Transferencias y donaciones	762.000					762.000
	TOTAL	161.320.713					161.320.713

PROYECTO:	COD. N.E: 127868 COD. PPTO: 260170000 Fortalecer el análisis de datos estadísticos y mapeo de incidencia delictiva
UNIDAD DE MEDIDA:	Informe
CANTIDAD:	Fem.(0) Mas.(0) Total (52)
ASIGNACIÓN PRESUPUESTARIA:	50.131.899
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Suministrar indicadores estadísticos de incidencias delictivas, que permiten condensar una serie de recomendaciones y sugerencias, o en su defecto propuestas al equipo, en conjunto con la máxima autoridad, en la definición de los planes a ejecutar para el resguardo y seguridad de los venezolanos.
OBJETIVOS ESPECÍFICOS:	Ampliar el análisis y mapeo de datos cualitativos y cuantitativos de criminalidad y violencia, que permita ejecutar planes y estrategias, en materia de seguridad ciudadana.
RESULTADO:	Recomendaciones en materia de seguridad ciudadana, que permitan fortalecer las políticas públicas implementadas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	16.613.351					16.613.351
4.02	Materiales, suministros y mercancías	15.057.569					15.057.569
4.03	Servicios no personales	8.216.377					8.216.377
4.04	Activos reales	10.244.602					10.244.602
	TOTAL	**50.131.899**					**50.131.899**

PROYECTO:	COD. N.E: 127858 COD. PPTO: 260171000 Optimización de la plataforma tecnológica, equipamiento, servicios, telecomunicaciones e infraestructura del Ministerio del Poder Popular para Relaciones Interiores, Justicia y Paz. (Mpprijp)
UNIDAD DE MEDIDA:	Equipo
CANTIDAD:	Fem.(0) Mas.(0) Total (941)
ASIGNACIÓN PRESUPUESTARIA:	377.513.763
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar una plataforma tecnológica e infraestructura adecuada para una mejor prestación del servicio a los usuarios mediante la promoción del trabajo seguro y saludable, y la prevención de accidentes.
OBJETIVOS ESPECÍFICOS:	Mejorar los servicios que se ofrecen a los usuarios incrementando la eficiencia de los trámites administrativos y simplificando los procesos, en una sede mas segura.
RESULTADO:	Equipamiento Tecnológico.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	84.653.730					84.653.730
4.02	Materiales, suministros y mercancias	59.927.931					59.927.931
4.03	Servicios no personales	76.134.610					76.134.610
4.04	Activos reales	156.797.492					156.797.492
	TOTAL	377.513.763					377.513.763

PROYECTO:	COD. N.E: COD. PPTO: 269999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	Bolívar
CANTIDAD:	Fem.(0) Mas.(0) Total(4.287.137.845)
ASIGNACIÓN PRESUPUESTARIA:	4.287.137.845
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar los Recursos Financieros para Asegurar la Ejecución de los Proyectos
OBJETIVOS ESPECÍFICOS:	Transferir a los Entes Descentralizados los Créditos Presupuestarios para la Ejecución de los Proyectos.
RESULTADO:	Recursos transferidos a los entes descentralizados para la ejecución de los proyectos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	4.287.137.845					4.287.137.845
	TOTAL	**4.287.137.845**					**4.287.137.845**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	4.287.137.845					4.287.137.845
4.07.01.00.00	Transferencias y donaciones corrientes internas	4.287.137.845					4.287.137.845
4.07.01.03.00	Transferencias corrientes internas al sector público	4.287.137.845					4.287.137.845
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.566.642.990					3.566.642.990
	- A0423 Fundación Misión Identidad	658.132.485					658.132.485
	- A1342 Servicio Administrativo de Identificación, Migración y Extranjería (SAIME)	108.440.498					108.440.498
	- A1358 Universidad Nacional Experimental de la Seguridad (UNES)	1.725.608.096					1.725.608.096
	- A1605 Fundación Fondo Administrativo de Salud para el Ministerio del Poder Popular para Relaciones Interiores y Justicia, de sus Órganos y Entes Adscritos (FASMIJ)	1.074.461.911					1.074.461.911
4.07.01.03.05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	720.494.855					720.494.855
	- A0054 Instituto Autónomo de Previsión Social del Cuerpo de Investigaciones Cientificas, Penales y Criminalisticas	720.494.855					720.494.855

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.965.677.836					1.965.677.836
4.03	Servicios no personales	7.073.352					7.073.352
	TOTAL	1.972.751.188					1.972.751.188

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	928.108.200					928.108.200
4.03	Servicios no personales	495.961.709					495.961.709
4.04	Activos reales	130.079.294					130.079.294
4.06	Gastos de defensa y seguridad del estado	154.187.031					154.187.031
4.07	Transferencias y donaciones	1.282.738.084					1.282.738.084
4.11	Disminución de pasivos	32.000.000					32.000.000
	TOTAL	3.023.074.318					3.023.074.318

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	1.279.598.054					1.279.598.054
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.279.598.054					1.279.598.054
4.07.01.03.00	Transferencias corrientes internas al sector público	1.279.598.054					1.279.598.054
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.279.598.054					1.279.598.054
	- A0145 Comisión Nacional de Casinos, Salas de Bingo y Máquinas Traganíqueles	50.806.896					50.806.896
	- A0538 Instituto Nacional contra la Discriminación Racial	55.939.845					55.939.845
	- A0554 Servicio Nacional para el Desarme	85.618.455					85.618.455
	- A1342 Servicio Administrativo de Identificación, Migración y Extranjería (SAIME)	296.148.001					296.148.001
	- A1358 Universidad Nacional Experimental de la Seguridad (UNES)	680.992.540					680.992.540
	- A1605 Fundación Fondo Administrativo de Salud para el Ministerio del Poder Popular para Relaciones Interiores y Justicia, de sus Órganos y Entes Adscritos (FASMIJ)	110.092.317					110.092.317

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	480.000					480.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	480.000					480.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	480.000					480.000
4.07.01.01.76	Subsidios a entidades religiosas	480.000					480.000
	- S0871 Otras ayudas para reparar edificaciones Eclesiásticas	480.000					480.000

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	1.116.857.244					1.116.857.244
	TOTAL	**1.116.857.244**					**1.116.857.244**

ACCIÓN CENTRALIZADA: Asignaciones Predeterminadas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	285.498.686.830					285.498.686.830
	TOTAL	285.498.686.830					285.498.686.830

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	285.498.686.830					285.498.686.830
4.07.01.00.00	Transferencias y donaciones corrientes internas	573.685.326					573.685.326
4.07.01.03.00	Transferencias corrientes internas al sector público	573.685.326					573.685.326
4.07.01.03.10	Transferencias corrientes al Poder Estadal	573.685.326					573.685.326
	- E7700 Territorio Insular Francisco de Miranda	573.685.326					573.685.326
4.07.05.00.00	Situado	284.825.001.504					284.825.001.504
4.07.05.01.00	Situado Constitucional	284.825.001.504					284.825.001.504
4.07.05.01.01	Situado Estadal	227.860.001.203					227.860.001.203
	- E5000 Distrito Capital	13.562.153.154					13.562.153.154
	- E5100 Estado Amazonas	3.788.551.845					3.788.551.845
	- E5200 Estado Anzoátegui	11.496.211.720					11.496.211.720
	- E5300 Estado Apure	5.836.685.388					5.836.685.388

	- E5400 Estado Aragua	12.217.050.841				12.217.050.841
	- E5500 Estado Barinas	7.462.256.826				7.462.256.826
	- E5600 Estado Bolívar	12.003.577.218				12.003.577.218
	- E5700 Estado Carabobo	15.542.263.025				15.542.263.025
	- E5800 Estado Cojedes	4.656.655.635				4.656.655.635
	- E5900 Estado Delta Amacuro	3.839.785.514				3.839.785.514
	- E6000 Estado Falcón	8.147.572.703				8.147.572.703
	- E6100 Estado Guárico	7.407.547.945				7.407.547.945
	- E6200 Estado Lara	13.120.770.412				13.120.770.412
	- E6300 Estado Mérida	7.939.126.827				7.939.126.827
	- E6400 Estado Miranda	19.270.116.535				19.270.116.535
	- E6500 Estado Monagas	7.899.331.539				7.899.331.539
	- E6600 Estado Nueva Esparta	5.775.010.660				5.775.010.660
	- E6700 Estado Portuguesa	8.033.553.883				8.033.553.883
	- E6800 Estado Sucre	8.212.686.656				8.212.686.656
	- E6900 Estado Táchira	9.261.491.178				9.261.491.178
	- E7000 Estado Trujillo	7.099.246.279				7.099.246.279
	- E7100 Estado Yaracuy	6.465.724.425				6.465.724.425
	- E7200 Estado Zulia	24.139.433.173				24.139.433.173
	- E7300 Estado Vargas	4.683.197.822				4.683.197.822
4.07.05.01.02	Situado Municipal	56.965.000.301				56.965.000.301
	- E5001 Municipio Libertador	3.051.484.460				3.051.484.460
	- E5101 Municipio Atures	406.585.459				406.585.459
	- E5102 Municipio Alto Orinoco	111.569.377				111.569.377
	- E5103 Municipio Atabapo	95.699.039				95.699.039
	- E5104 Municipio Autana	90.731.458				90.731.458
	- E5105 Municipio Guainía	70.851.297				70.851.297
	- E5106 Municipio Manapiare	93.624.693				93.624.693
	- E5107 Municipio Río Negro	78.076.638				78.076.638
	- E5201 Municipio Anaco	185.947.520				185.947.520
	- E5202 Municipio Aragua	98.231.872				98.231.872

	- E5203 Municipio Simón Bolivar	478.792.716				478.792.716
	- E5204 Municipio Manuel Ezequiel Bruzual	96.805.842				96.805.842
	- E5205 Municipio Carvajal	75.373.288				75.373.288
	- E5206 Municipio Juan Manuel Cajigal	80.270.850				80.270.850
	- E5207 Municipio Diego Bautista Urbaneja	99.446.936				99.446.936
	- E5208 Municipio Pedro Maria Freites	156.659.385				156.659.385
	- E5209 Municipio San José de Guanipa	133.475.436				133.475.436
	- E5210 Municipio Guanta	92.433.257				92.433.257
	- E5211 Municipio Independencia	112.075.809				112.075.809
	- E5212 Municipio Libertad	83.157.596				83.157.596
	- E5213 Municipio Francisco de Miranda	118.278.034				118.278.034
	- E5214 Municipio José Gregorio Monagas	108.294.554				108.294.554
	- E5215 Municipio Fernando de Peñalver	99.137.216				99.137.216
	- E5216 Municipio Píritu .	85.807.540				85.807.540
	- E5217 Municipio Simón Rodríguez	244.274.577				244.274.577
	- E5218 Municipio Juán Antonio Sotillo	305.406.316				305.406.316
	- E5219 Municipio San Juan de Capistrano	70.722.941				70.722.941
	- E5220 Municipio Sir Mac Gregor	74.759.212				74.759.212
	- E5221 Municipio Santa Ana	74.702.033				74.702.033
	- E5301 Municipio Achaguas	202.037.396				202.037.396
	- E5302 Municipio Biruaca	183.551.742				183.551.742
	- E5303 Municipio Muñoz	142.811.851				142.811.851
	- E5304 Municipio Páez	257.252.195				257.252.195
	- E5305 Municipio Pedro Camejo	161.068.048				161.068.048
	- E5306 Municipio Rómulo Gallegos	145.191.390				145.191.390
	- E5307 Municipio San Fernando	367.258.725				367.258.725
	- E5401 Municipio Sucre	189.527.801				189.527.801
	- E5402 Municipio Bolivar	111.772.799				111.772.799
	- E5403 Municipio Camatagua	109.176.197				109.176.197
	- E5404 Municipio Girardot	468.012.631				468.012.631
	- E5405 Municipio José Angel Lamas	106.627.050				106.627.050

	- E5406 Municipio José Felix Ribas	220.888.470					220.888.470
	- E5407 Municipio Libertador	165.802.668					165.802.668
	- E5408 Municipio Santiago Mariño	286.513.524					286.513.524
	- E5409 Municipio Mario Briceño Iragorry	171.112.314					171.112.314
	- E5410 Municipio San Casimiro	110.444.342					110.444.342
	- E5411 Municipio San Sebastián	108.715.323					108.715.323
	- E5412 Municipio Santos Michelena	116.725.493					116.725.493
	- E5413 Municipio Tovar	95.468.598					95.468.598
	- E5414 Municipio Urdaneta	140.328.877					140.328.877
	- E5415 Municipio Zamora	222.905.960					222.905.960
	- E5416 Municipio José Rafael Revenga	126.070.428					126.070.428
	- E5417 Municipio Francisco Linares Alcántara	208.160.177					208.160.177
	- E5418 Municipio Ocumare de la Costa de Oro	96.010.056					96.010.056
	- E5501 Municipio Alberto Arvelo Torrealba	118.601.329					118.601.329
	- E5502 Municipio Antonio José de Sucre	166.852.209					166.852.209
	- E5503 Municipio Arismendi	119.456.164					119.456.164
	- E5504 Municipio Barinas	491.613.429					491.613.429
	- E5505 Municipio Bolívar	132.526.599					132.526.599
	- E5506 Municipio Cruz Paredes	100.910.489					100.910.489
	- E5507 Municipio Ezequiel Zamora	139.921.727					139.921.727
	- E5508 Municipio Obispos	115.794.181					115.794.181
	- E5509 Municipio Pedraza	162.289.774					162.289.774
	- E5510 Municipio Rojas	119.687.294					119.687.294
	- E5511 Municipio Sosa	106.413.280					106.413.280
	- E5512 Municipio Andrés Eloy Blanco	91.497.732					91.497.732
	- E5601 Municipio Caroní	875.525.991					875.525.991
	- E5602 Municipio Cedeño	237.240.547					237.240.547
	- E5603 Municipio El Callao	145.498.427					145.498.427
	- E5604 Municipio Gran Sabana	175.300.351					175.300.351
	- E5605 Municipio Heres	475.347.781					475.347.781
	- E5606 Municipio Piar	237.556.307					237.556.307

	- E5607 Municipio Bolivariano Angostura	202.252.729					202.252.729
	- E5608 Municipio Roscio	149.558.788					149.558.788
	- E5609 Municipio Sifontes	190.889.267					190.889.267
	- E5610 Municipio Sucre	172.058.892					172.058.892
	- E5611 Municipio Padre Pedro Chien	139.665.225					139.665.225
	- E5701 Municipio Bejuma	186.202.114					186.202.114
	- E5702 Municipio Carlos Arvelo	287.524.690					287.524.690
	- E5703 Municipio Diego Ibarra	215.579.515					215.579.515
	- E5704 Municipio Guacara	282.258.951					282.258.951
	- E5705 Municipio Juan José Mora	203.865.374					203.865.374
	- E5706 Municipio Miranda	156.587.765					156.587.765
	- E5707 Municipio Montalbán	151.463.435					151.463.435
	- E5708 Municipio Puerto Cabello	297.788.796					297.788.796
	- E5709 Municipio San Joaquín	183.537.283					183.537.283
	- E5710 Municipio Valencia	869.301.717					869.301.717
	- E5711 Municipio Libertador	294.992.663					294.992.663
	- E5712 Municipio Los Guayos	255.421.273					255.421.273
	- E5713 Municipio Naguanagua	277.868.573					277.868.573
	- E5714 Municipio San Diego	223.173.607					223.173.607
	- E5801 Municipio Anzoátegui	91.446.612					91.446.612
	- E5802 Municipio Falcón	239.016.710					239.016.710
	- E5803 Municipio Girardot	91.101.831					91.101.831
	- E5804 Municipio Pao de San Juan Bautista	108.330.398					108.330.398
	- E5805 Municipio Ricaurte	84.250.362					84.250.362
	- E5806 Municipio Ezequiel Zamora	259.056.098					259.056.098
	- E5807 Municipio Tinaco	121.656.757					121.656.757
	- E5808 Municipio Lima Blanco	75.379.357					75.379.357
	- E5809 Municipio Rómulo Gallegos	93.925.784					93.925.784
	- E5901 Municipio Tucupita	413.596.452					413.596.452
	- E5902 Municipio Antonio Díaz	211.725.579					211.725.579
	- E5903 Municipio Casacoima	204.380.954					204.380.954

	- E5904 Municipio Pedernales	130.243.393				130.243.393
	- E6001 Municipio Acosta	60.789.323				60.789.323
	- E6002 Municipio Bolívar	47.182.400				47.182.400
	- E6003 Municipio Buchivacoa	72.739.519				72.739.519
	- E6004 Municipio Cacique Manaure	49.447.427				49.447.427
	- E6005 Municipio Carirubana	312.406.196				312.406.196
	- E6006 Municipio Colina	85.125.095				85.125.095
	- E6007 Municipio Dabajuro	67.409.436				67.409.436
	- E6008 Municipio Democracia	58.506.922				58.506.922
	- E6009 Municipio Falcón	97.673.334				97.673.334
	- E6010 Municipio Federación	73.855.681				73.855.681
	- E6011 Municipio Jacura	56.570.476				56.570.476
	- E6012 Municipio Unión	57.899.581				57.899.581
	- E6013 Municipio Los Taques	82.745.074				82.745.074
	- E6014 Municipio Mauroa	71.640.983				71.640.983
	- E6015 Municipio Miranda	281.155.588				281.155.588
	- E6016 Municipio Monseñor Iturriza	62.052.452				62.052.452
	- E6017 Municipio Palmasola	45.667.009				45.667.009
	- E6018 Municipio Petit	56.005.435				56.005.435
	- E6019 Municipio Píritu	53.005.293				53.005.293
	- E6020 Municipio San Francisco	50.157.222				50.157.222
	- E6021 Municipio Silva	80.193.005				80.193.005
	- E6022 Municipio Zamora	76.619.286				76.619.286
	- E6023 Municipio Sucre	46.416.041				46.416.041
	- E6024 Municipio Tocópero	42.942.747				42.942.747
	- E6025 Municipio Urumaco	48.687.650				48.687.650
	- E6101 Municipio Camaguán	87.462.276				87.462.276
	- E6102 Municipio Chaguaramas	75.535.129				75.535.129
	- E6103 Municipio El Socorro	79.587.279				79.587.279
	- E6104 Municipio Leonardo Infante	224.304.007				224.304.007
	- E6105 Municipio Las Mercedes	107.383.292				107.383.292

	- E6106 Municipio Julián Mellado	92.789.461				92.789.461
	- E6107 Municipio Francisco de Miranda	250.074.594				250.074.594
	- E6108 Municipio José Tadeo Monagas	152.274.336				152.274.336
	- E6109 Municipio Ortiz	90.063.416				90.063.416
	- E6110 Municipio José Felix Ribas	104.634.556				104.634.556
	- E6111 Municipio Juan Germán Roscio Nieves	219.751.128				219.751.128
	- E6112 Municipio Santa María de Ipire	77.654.034				77.654.034
	- E6113 Municipio San José de Guaribe	71.073.695				71.073.695
	- E6114 Municipio Pedro Zaraza	133.817.491				133.817.491
	- E6115 Municipio San Gerónimo de Guayabal	85.482.290				85.482.290
	- E6201 Municipio Andrés Eloy Blanco	214.514.067				214.514.067
	- E6202 Municipio Crespo	217.338.509				217.338.509
	- E6203 Municipio Iribarren	1.118.367.145				1.118.367.145
	- E6204 Municipio Jiménez	263.584.124				263.584.124
	- E6205 Municipio Morán	294.275.719				294.275.719
	- E6206 Municipio Palavecino	326.814.552				326.814.552
	- E6207 Municipio Simón Planas	203.442.637				203.442.637
	- E6208 Municipio Torres	392.420.640				392.420.640
	- E6209 Municipio Urdaneta	249.435.211				249.435.211
	- E6301 Municipio Alberto Adriani	199.220.334				199.220.334
	- E6302 Municipio Andrés Bello	58.423.244				58.423.244
	- E6303 Municipio Antonio Pinto Salinas	69.131.845				69.131.845
	- E6304 Municipio Aricagua	50.527.758				50.527.758
	- E6305 Municipio Arzobispo Chacón	68.115.684				68.115.684
	- E6306 Municipio Campo Elías	167.037.378				167.037.378
	- E6307 Municipio Caracciolo Parra Olmedo	76.308.477				76.308.477
	- E6308 Municipio Cardenal Quintero	52.703.428				52.703.428
	- E6309 Municipio Guaraque	53.696.268				53.696.268
	- E6310 Municipio Julio César Salas	56.987.537				56.987.537
	- E6311 Municipio Justo Briceño	48.824.580				48.824.580
	- E6312 Municipio Libertador	326.993.738				326.993.738

	- E6313 Municipio Miranda	67.890.016				67.890.016
	- E6314 Municipio Obispo Ramos de Lora	69.615.258				69.615.258
	- E6315 Municipio Padre Noguera	44.241.479				44.241.479
	- E6316 Municipio Pueblo Llano	51.947.536				51.947.536
	- E6317 Municipio Rangel	65.119.348				65.119.348
	- E6318 Municipio Rivas Dávila	63.545.214				63.545.214
	- E6319 Municipio Santos Marquina	62.493.613				62.493.613
	- E6320 Municipio Sucre	113.485.784				113.485.784
	- E6321 Municipio Tovar	84.036.327				84.036.327
	- E6322 Municipio Tulio Febres Cordero	81.801.665				81.801.665
	- E6323 Municipio Zea	52.635.196				52.635.196
	- E6401 Municipio Acevedo	232.712.646				232.712.646
	- E6402 Municipio Andrés Bello	123.917.890				123.917.890
	- E6403 Municipio Baruta	341.179.446				341.179.446
	- E6404 Municipio Brión	170.093.924				170.093.924
	- E6405 Municipio Carrizal	146.904.047				146.904.047
	- E6406 Municipio Cristóbal Rojas	213.638.382				213.638.382
	- E6407 Municipio Buroz	131.733.885				131.733.885
	- E6408 Municipio Chacao	145.444.398				145.444.398
	- E6409 Municipio Guaicaipuro	341.584.360				341.584.360
	- E6410 Municipio El Hatillo	156.573.189				156.573.189
	- E6411 Municipio Independencia	230.949.874				230.949.874
	- E6412 Municipio Lander	246.454.961				246.454.961
	- E6413 Municipio Los Salias	162.113.032				162.113.032
	- E6414 Municipio Páez	164.175.447				164.175.447
	- E6415 Municipio Paz Castillo	209.604.254				209.604.254
	- E6416 Municipio Pedro Gual	149.265.493				149.265.493
	- E6417 Municipio Plaza	288.718.611				288.718.611
	- E6418 Municipio Simón Bolivar	143.732.406				143.732.406
	- E6419 Municipio Sucre	566.547.213				566.547.213
	- E6420 Municipio Urdaneta	238.011.661				238.011.661

	- E6421 Municipio Zamora	279.757.984				279.757.984
	- E6501 Municipio Acosta	89.759.367				89.759.367
	- E6502 Municipio Bolívar	111.143.057				111.143.057
	- E6503 Municipio Caripe	108.519.574				108.519.574
	- E6504 Municipio Cedeño	112.932.380				112.932.380
	- E6505 Municipio Ezequiel Zamora	139.869.530				139.869.530
	- E6506 Municipio Libertador	124.500.205				124.500.205
	- E6507 Municipio Maturín	713.167.448				713.167.448
	- E6508 Municipio Piar	123.548.043				123.548.043
	- E6509 Municipio Punceres	100.334.807				100.334.807
	- E6510 Municipio Sotillo	98.575.789				98.575.789
	- E6511 Municipio Aguasay	89.984.873				89.984.873
	- E6512 Municipio Santa Barbara	79.936.511				79.936.511
	- E6513 Municipio Uracoa	82.561.300				82.561.300
	- E6601 Municipio Antolín del Campo	103.877.069				103.877.069
	- E6602 Municipio Arismendi	104.246.605				104.246.605
	- E6603 Municipio Díaz	171.213.974				171.213.974
	- E6604 Municipio García	163.291.302				163.291.302
	- E6605 Municipio Gómez	124.148.975				124.148.975
	- E6606 Municipio Maneiro	135.334.023				135.334.023
	- E6607 Municipio Marcano	114.176.019				114.176.019
	- E6608 Municipio Mariño	209.030.552				209.030.552
	- E6609 Municipio Península de Macanao	117.223.043				117.223.043
	- E6610 Municipio Tubores	125.348.041				125.348.041
	- E6611 Municipio Villalba	75.863.061				75.863.061
	- E6701 Municipio Agua Blanca	88.887.957				88.887.957
	- E6702 Municipio Araure	253.534.132				253.534.132
	- E6703 Municipio Esteller	118.510.470				118.510.470
	- E6704 Municipio Guanare	299.639.479				299.639.479
	- E6705 Municipio Guanarito	126.504.608				126.504.608
	- E6706 Municipio Monseñor José Vicente de Unda	92.215.823				92.215.823

	- E6707 Municipio Ospino	129.733.304					129.733.304
	- E6708 Municipio Páez	269.201.936					269.201.936
	- E6709 Municipio Papelón	97.565.698					97.565.698
	- E6710 Municipio San Genaro de Boconoito	97.201.108					97.201.108
	- E6711 Municipio San Rafael de Onoto	86.322.704					86.322.704
	- E6712 Municipio Santa Rosalía	90.740.490					90.740.490
	- E6713 Municipio Sucre	113.147.168					113.147.168
	- E6714 Municipio Turén	145.183.599					145.183.599
	- E6801 Municipio Andrés Eloy Blanco	97.431.863					97.431.863
	- E6802 Municipio Andrés Mata	87.607.539					87.607.539
	- E6803 Municipio Arismendi	120.998.213					120.998.213
	- E6804 Municipio Benítez	120.393.146					120.393.146
	- E6805 Municipio Bermúdez	219.350.194					219.350.194
	- E6806 Municipio Bolívar	87.987.395					87.987.395
	- E6807 Municipio Cajigal	88.355.184					88.355.184
	- E6808 Municipio Cruz Salmerón Acosta	106.468.137					106.468.137
	- E6809 Municipio Libertador	74.362.706					74.362.706
	- E6810 Municipio Mariño	92.591.110					92.591.110
	- E6811 Municipio Mejía	79.910.766					79.910.766
	- E6812 Municipio Montes	130.723.271					130.723.271
	- E6813 Municipio Ribero	142.499.587					142.499.587
	- E6814 Municipio Sucre	491.937.468					491.937.468
	- E6815 Municipio Valdez	112.555.085					112.555.085
	- E6901 Municipio Andrés Bello	56.868.849					56.868.849
	- E6902 Municipio Ayacucho	97.858.341					97.858.341
	- E6903 Municipio Bolívar	98.398.632					98.398.632
	- E6904 Municipio Cárdenas	162.947.965					162.947.965
	- E6905 Municipio Córdoba	74.504.765					74.504.765
	- E6906 Municipio Fernández Feo	91.784.371					91.784.371
	- E6907 Municipio García de Hevia	92.507.007					92.507.007
	- E6908 Municipio Guásimos	79.486.728					79.486.728

	- E6909 Municipio Independencia	72.696.483					72.696.483
	- E6910 Municipio Jáuregui	81.123.303					81.123.303
	- E6911 Municipio Junín	124.281.075					124.281.075
	- E6912 Municipio Libertad	64.151.376					64.151.376
	- E6913 Municipio Libertador	69.117.045					69.117.045
	- E6914 Municipio Lobatera	50.959.553					50.959.553
	- E6915 Municipio Michelena	55.650.039					55.650.039
	- E6916 Municipio Panamericano	72.767.826					72.767.826
	- E6917 Municipio Pedro María Ureña	88.885.386					88.885.386
	- E6918 Municipio Samuel Darío Maldonado	59.602.278					59.602.278
	- E6919 Municipio San Cristóbal	302.441.631					302.441.631
	- E6920 Municipio Seboruco	47.579.694					47.579.694
	- E6921 Municipio Sucre	47.391.032					47.391.032
	- E6922 Municipio Uribante	70.768.219					70.768.219
	- E6923 Municipio José María Vargas	48.178.434					48.178.434
	- E6924 Municipio Antonio Rómulo Costa	47.465.135					47.465.135
	- E6925 Municipio Francisco de Miranda	42.792.488					42.792.488
	- E6926 Municipio Rafael Urdaneta	43.560.679					43.560.679
	- E6927 Municipio Simón Rodríguez	39.085.919					39.085.919
	- E6928 Municipio Torbes	86.585.276					86.585.276
	- E6929 Municipio San Judas Tadeo	45.933.269					45.933.269
	- E7001 Municipio Boconó	165.794.007					165.794.007
	- E7002 Municipio Candelaria	80.167.984					80.167.984
	- E7003 Municipio Carache	86.561.064					86.561.064
	- E7004 Municipio Escuque	76.608.402					76.608.402
	- E7005 Municipio Miranda	72.277.596					72.277.596
	- E7006 Municipio Monte Carmelo	60.655.329					60.655.329
	- E7007 Municipio Motatán	66.995.299					66.995.299
	- E7008 Municipio Pampan	105.487.667					105.487.667
	- E7009 Municipio Rafael Rangel	69.567.536					69.567.536
	- E7010 Municipio San Rafael de Carvajal	113.646.139					113.646.139

	- E7011 Municipio Sucre	80.870.522					80.870.522
	- E7012 Municipio Trujillo	116.186.963					116.186.963
	- E7013 Municipio Urdaneta	88.580.516					88.580.516
	- E7014 Municipio Valera	218.663.212					218.663.212
	- E7015 Municipio Andrés Bello	62.773.657					62.773.657
	- E7016 Municipio Bolívar	62.490.392					62.490.392
	- E7017 Municipio Juan Vicente Campo Elías	47.676.237					47.676.237
	- E7018 Municipio José Felipe Márquez Cañizalez	53.445.485					53.445.485
	- E7019 Municipio La Ceiba	69.374.787					69.374.787
	- E7020 Municipio Pampanito	76.988.777					76.988.777
	- E7101 Municipio Bolívar	105.770.676					105.770.676
	- E7102 Municipio Bruzual	149.699.578					149.699.578
	- E7103 Municipio José Antonio Páez	79.381.013					79.381.013
	- E7104 Municipio Nirgua	155.401.659					155.401.659
	- E7105 Municipio Peña	193.032.382					193.032.382
	- E7106 Municipio San Felipe	196.302.796					196.302.796
	- E7107 Municipio Sucre	79.667.210					79.667.210
	- E7108 Municipio Urachiche	82.561.258					82.561.258
	- E7109 Municipio Arístide Bastidas	80.094.773					80.094.773
	- E7110 Municipio Cocorote	110.338.338					110.338.338
	- E7111 Municipio Independencia	134.672.218					134.672.218
	- E7112 Municipio La Trinidad	75.779.687					75.779.687
	- E7113 Municipio Manuel Monge	74.209.924					74.209.924
	- E7114 Municipio Veroes	99.519.595					99.519.595
	- E7201 Municipio Almirante Padilla	140.030.591					140.030.591
	- E7202 Municipio Baralt	215.443.621					215.443.621
	- E7203 Municipio Cabimas	347.204.611					347.204.611
	- E7204 Municipio Catatumbo	193.147.223					193.147.223
	- E7205 Municipio Colón	250.149.620					250.149.620
	- E7206 Municipio Jesús Enrique Lossada	244.796.416					244.796.416
	- E7207 Municipio La Cañada de Urdaneta	207.452.771					207.452.771

	- E7208 Municipio Lagunillas	294.956.162					294.956.162
	- E7209 Municipio Mara	312.642.029					312.642.029
	- E7210 Municipio Maracaibo	1.354.792.799					1.354.792.799
	- E7211 Municipio Miranda	221.323.764					221.323.764
	- E7212 Municipio Indígena Bolivariano Guajira	197.058.125					197.058.125
	- E7213 Municipio Machiques de Perijá	285.001.504					285.001.504
	- E7214 Municipio Rosario de Perijá	221.084.657					221.084.657
	- E7215 Municipio Santa Rita	179.729.482					179.729.482
	- E7216 Municipio Sucre	182.498.477					182.498.477
	- E7217 Municipio Valmore Rodriguez	178.496.072					178.496.072
	- E7218 Municipio Francisco Javier Pulgar	160.515.198					160.515.198
	- E7219 Municipio Jesús Maria Semprún	189.453.206					189.453.206
	- E7220 Municipio San Francisco	491.301.132					491.301.132
	- E7221 Municipio Simón Bolívar	167.780.831					167.780.831
	- E7301 Municipio Vargas	1.170.799.456					1.170.799.456
	- E7600 Área Metropolitana de Caracas	473.469.856					473.469.856
4.07.07.00.00	Subsidio de capitalidad	100.000.000					100.000.000
4.07.07.01.00	Subsidio de capitalidad	100.000.000					100.000.000
	- E5000 Distrito Capital	100.000.000					100.000.000

ACCIÓN CENTRALIZADA: Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	10.000.000					10.000.000
	TOTAL	10.000.000					10.000.000

32

Defensoría del Pueblo

DEFENSORÍA DEL PUEBLO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Defensoría del Pueblo, con el propósito de cumplir con las metas trazadas para el Ejercicio Económico Financiero 2016, aspira atender el proyecto destinado a la protección, promoción y educación de personas, grupos y comunidades en materia de derechos humanos, para ello seguirá fortaleciendo los mecanismos de promoción, vigilancia y defensa de los derechos humanos bajo criterios de participación, justicia, equidad y corresponsabilidad para la construcción de una cultura de paz y convivencia.

Con la ejecución del proyecto, espera ir solidificando las bases que le permitan seguir en su proceso de expansión por todo el territorio nacional hasta lograr posicionarse a nivel municipal y de esta manera contribuir a que las personas y grupos se reconozcan como titulares de derechos humanos y acompañarles en la exigibilidad del reconocimiento y protección de los mismos ante los órganos, entes y/o autoridades competentes, otorgándoles a su vez las herramientas que le permitan conocer sus Derechos Humanos y Fundamentales.

Por otra parte, siguiendo los criterios de austeridad económica y racionalización del gasto, espera mejorar la dotación de materiales, suministros, consumibles, servicios y equipos realmente necesarios e indispensables para el correcto funcionamiento de todas sus Oficinas Delegadas a nivel nacional, ello sin menoscabar la calidad y buena atención a las peticionarias y peticionarios.

Con lo anteriormente expuesto, la Defensoría del Pueblo seguirá sumando esfuerzos para contribuir al logro del pleno reconocimiento y protección de la dignidad de todas las ciudadanas y ciudadanos, fundamentalmente de aquellos en situación de discriminación, marginalidad y vulnerabilidad, a su vez continuará ejerciendo sus roles esenciales de mediar, conciliar, y servir de facilitadora en la resolución de conflictos en materias de su competencia y que conlleven a la efectiva protección de los derechos humanos.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
N.E.	Ppto.		Unidad de Medida	Cant.	Género: Fem.	Género: Masc.	Ingresos Ordinarios	Ingresos Extraordinarios: Proyectos por Endeudamiento	Ingresos Extraordinarios: Deuda Pública	Ingresos Extraordinarios: Gestión Fiscal	Ingresos Extraordinarios: Otros Ingresos Extraordinarios	
129295	320025000	Protección, promoción y educación de personas, grupos y comunidades en derechos humanos.	Persona	97.168			301.145.710					301.145.710
	329999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar	11.454.398			11.454.398					11.454.398
TOTAL							312.600.108					312.600.108

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
320001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	109.647.667					109.647.667
320002000	Gestión administrativa	1.600.000					1.600.000
320003000	Previsión y Protección Social	7.039.689					7.039.689
320006000	Gestión Auditoria Interna	9.786.545					9.786.545
	TOTAL	**128.073.901**					**128.073.901**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**450**	**350**		**800**	**83.307.761**		**83.307.761**
Altos Funcionarios y de Elección Popular		1		1	614.040		614.040
Alto Nivel y de Dirección	74	59		133	21.350.342		21.350.342
Profesional y Técnico	261	181		442	42.218.588		42.218.588
Personal Administrativo	106	51		157	14.882.574		14.882.574
Obrero	9	58		67	4.242.217		4.242.217
Personal Contratado	**13**	**9**		**22**	**1.816.500**		**1.816.500**
Directivo	2	2		4	402.360		402.360
Profesional y Técnico	9	5		14	1.028.545		1.028.545
Personal Administrativo	2	2		4	385.595		385.595
TOTAL	**463**	**359**		**822**	**85.124.261**		**85.124.261**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**15**	**4**	**19**	**1.982.240**
Empleados	15	4	19	1.982.240
Jubilados	**17**	**12**	**29**	**5.057.449**
Empleados	16	11	27	4.593.201
Obreros	1	1	2	464.248
TOTAL	32	16	48	7.039.689

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	350.610.180					350.610.180
4.02	Materiales, suministros y mercancías	15.798.767					15.798.767
4.03	Servicios no personales	49.870.975					49.870.975
4.04	Activos reales	4.000.000					4.000.000
4.07	Transferencias y donaciones	20.094.087					20.094.087
4.11	Disminución de pasivos	300.000					300.000
	TOTAL	440.674.009					440.674.009

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	11.454.398					11.454.398
4.07.01.00.00	Transferencias y donaciones corrientes internas	11.454.398					11.454.398
4.07.01.03.00	Transferencias corrientes internas al sector público	11.454.398					11.454.398
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	11.454.398					11.454.398
	- A0412 Fundación Juan Vives Suriá	11.454.398					11.454.398

PROYECTO:	COD. N.E: 129295 COD. PPTO: 320025000 Protección, promoción y educación de personas, grupos y comunidades en derechos humanos.
UNIDAD DE MEDIDA:	Persona
CANTIDAD:	Fem.() Mas.() Total(97.168)
ASIGNACIÓN PRESUPUESTARIA:	301.145.710
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Promover, vigilar y defender los derechos humanos bajo criterios de participación, justicia, equidad y corresponsabilidad para la construcción de una cultura de paz y convivencia ciudadana.
OBJETIVOS ESPECÍFICOS:	Promover, vigilar y defender los derechos humanos mediante el despliegue de todas las actuaciones disponibles para la efectiva protección de la población, y el fortalecimiento de las comunidades y organizaciones sociales a través de la educación en valores de justicia, paz y democracia.
RESULTADO:	Personas, grupos, instituciones y poder popular atendidas de manera oportuna.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	231.511.968					231.511.968
4.02	Materiales, suministros y mercancias	15.798.767					15.798.767
4.03	Servicios no personales	49.534.975					49.534.975
4.04	Activos reales	4.000.000					4.000.000
4.11	Disminución de pasivos	300.000					300.000
	TOTAL	**301.145.710**					**301.145.710**

PROYECTO:	COD. N.E: COD. PPTO: 329999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	Bolívar
CANTIDAD:	Fem.() Mas.() Total(11.454.398)
ASIGNACIÓN PRESUPUESTARIA:	11.454.398
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar los Recursos Financieros para Asegurar la Ejecución de los Proyectos.
OBJETIVOS ESPECÍFICOS:	Transferir a los Entes descentralizados los Recursos Financieros para la Ejecución de los Proyectos.
RESULTADO:	Recursos transferidos a los Entes descentralizados para la Ejecución de los Proyectos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	11.454.398					11.454.398
	TOTAL	**11.454.398**					**11.454.398**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	11.454.398					11.454.398
4.07.01.00.00	Transferencias y donaciones corrientes internas	11.454.398					11.454.398
4.07.01.03.00	Transferencias corrientes internas al sector público	11.454.398					11.454.398
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	11.454.398					11.454.398
	- A0412 Fundación Juan Vives Suriá	11.454.398					11.454.398

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	109.391.635					109.391.635
4.03	Servicios no personales	256.032					256.032
	TOTAL	109.647.667					109.647.667

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	1.600.000					1.600.000
	TOTAL	1.600.000					1.600.000

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	7.039.689					7.039.689
	TOTAL	7.039.689					7.039.689

ACCIÓN CENTRALIZADA: Gestión Auditoria Interna

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	9.706.577					9.706.577
4.03	Servicios no personales	79.968					79.968
	TOTAL	9.786.545					9.786.545

33

Vicepresidencia de la República

VICEPRESIDENCIA DE LA REPÚBLICA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Vicepresidencia de la República Bolivariana de Venezuela como órgano superior, desempeña el rol de conducción estratégica del Estado en pro de garantizar la calidad de vida del pueblo venezolano, ejerciendo la rectoría y el control de la actividad y las políticas desarrolladas por órganos inferiores en la formulación, aprobación y evaluación de las políticas públicas, el seguimiento de su ejecución y la evaluación del desempeño institucional y de sus resultados, a partir de las atribuciones que le son conferidas al Vicepresidente Ejecutivo, de acuerdo a los artículos 238 y 239 de la Constitución de la República Bolivariana de Venezuela de presidir el Consejo Federal de Gobierno y coordinar las relaciones del Ejecutivo Nacional con los Estados, los Distritos Metropolitanos y presidir el Consejo de Estado, y los artículos 47 y 48 de la Ley Orgánica de la Administración Pública, publicada en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 6.147 Extraordinaria de fecha 17/11/2014, así como las que le señale la Ley y demás actos normativos.

Esta conducción estratégica de la Vicepresidencia de la República Bolivariana de Venezuela, está dirigida a asumir responsabilidades no sólo desde las funciones tradicionales sino de ejercer una práctica institucional, que garantice la cohesión de quienes proponen, formulan y ejecutan políticas públicas.

El Plan Operativo Anual Institucional (POAI) para el Ejercicio Económico Financiero 2016, parte del enfoque estratégico planteado en el legado histórico del Comandante Supremo Hugo Chávez Frías y apuntan hacia la Venezuela Potencia dentro de los cinco grandes objetivos históricos de las “Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019”, referidos a la formulación de los proyectos estratégicos e institucionales, así como las acciones centralizadas que sirven de apoyo para la planificación de la Vicepresidencia de la República Bolivariana de Venezuela y sus Entes Adscritos.

Para el logro de estos objetivos históricos, se hará énfasis en el papel de la política pública venezolana, enmarcada en las atribuciones y potestades asignadas por Ley a la Vicepresidencia de la República Bolivariana de Venezuela.

La Vicepresidencia de la República Bolivariana de Venezuela, orientará su política de gestión estratégica con una visión de construir la Venezuela país potencia, mediante las siguientes premisas:

- Transformar la estructura social y productiva nacional para crear un sistema económico, en el cual el talento humano, las capacidades físicas y naturales sean motores para el desarrollo económico y social, “..en función de la transición al Socialismo Bolivariano, trascendiendo el modelo rentista petrolero hacia el modelo económico productivo socialista, basado en el desarrollo de las fuerzas productivas”.

  Promoviendo y fortaleciendo el desarrollo y ejecución de políticas públicas, planes, programas y proyectos orientados a la formulación y desarrollo de proyectos productivos en los que el conocimiento, la creatividad y la innovación se constituyan en elementos fundamentales para el proceso de transformación.

- Garantizar un modelo de gestión pública eficiente y eficaz, que permita orientar y dinamizar las políticas públicas enmarcadas dentro de los objetivos Históricos, Nacionales, Estratégicos y Generales planteados en las “Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019”.

  Diseñando y desarrollando un sistema de seguimiento de proyectos, en el cual los indicadores ex-antes, en proceso y ex-post, sean fundamentales para el seguimiento y control de las políticas públicas, de impacto sectorial y territorial del Gobierno Bolivariano, con el objeto de contribuir a la eficiencia y eficacia de la gestión pública.

- Profundizar los mecanismos de defensa de la política económica ante los embates de la guerra económica.

  Garantizando a través de los organismos pertinentes del Poder Popular y en alianzas por el pueblo organizado, el seguimiento y control de las cadenas de producción y distribución de bienes y servicios.

- Impulsar y fortalecer el pensamiento ético, humanista y socialista, para conformar valores para el trabajo creador y productivo.

  Articulando con los distintos organismos del Estado responsables con los valores morales y éticos del pueblo venezolano, para desarrollar planes y programas destinados a la creación de una conciencia social que propicie la solidaridad, la cooperación, valores socialistas y patrióticos.

Las premisas en referencia, pretenden promover el desarrollo integral del ciudadano, privilegiando la condición humana, apalancando la generación de impactos positivos en la condición social de las personas, ampliando sus libertades y combatiendo la pobreza, contribuir con la satisfacción las necesidades humanas de los venezolanos en todos los ámbitos de las áreas de educación, salud, alimentación, capacitación para el trabajo productivo y cooperativo, cultura e identidad nacional, seguridad y defensa, entre otros.

Entre los proyectos que orientarán e impulsarán la política pública para el ejercicio económico financiero 2016, se tienen:

- Coadyuvar en el desarrollo económico de la Nación, mediante el acompañamiento y construcción de mecanismos, que garanticen el acceso a bienes y servicios, a través de operaciones estratégicas articuladas e integradas institucionalmente, para su justa y equitativa distribución en defensa de los derechos socioeconómicos de la ciudadanía.

- Sistematizar procesos para el seguimiento y control de políticas públicas, a los fines de evaluar en tiempo real los planes, programas y/o proyectos de los órganos y entes de la Administración Pública, instruidos por la Presidencia de la República o aquellos que sean de interés particular priorizados por la dinámica del país.

- Garantizar espacios de paz ante cualquier amenaza que atente contra la estabilidad y soberanía del Estado, brindando a la ciudadanía protección y resguardo de los derechos humanos en igualdad de condiciones, asegurando "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política".

- Brindar apoyo permanente al Poder Popular, impulsando espacios para el fortalecimiento del conocimiento e intercambio socio-político, así como también diseñando mecanismos de articulación institucional para dar respuesta efectiva a soluciones de índole social en el buen vivir de las y los venezolanos.

En este sentido, se elaboró el Plan Operativo Anual 2016 de la Vicepresidencia de la República Bolivariana de Venezuela, fundamentado en garantizar al pueblo venezolano la Suprema Felicidad Social, siendo éste formulado aplicando criterios de uso eficiente y eficaz de los recursos y manejo de bienes públicos, austeridad y necesidades propias de atención al Poder Popular.

El Servicio Bolivariano de Inteligencia Nacional (Sebin), órgano desconcentrado de seguridad de Estado, para el venidero ejercicio económico financiero 2016, formuló el presupuesto concebido para "Preservar la soberanía nacional, la institucionalidad y la continuidad democrática, mediante la detección y neutralización de amenazas que pongan en riesgo la estabilidad del Estado y la sociedad civil", fijando como objetivo general el desarrollar y consolidar un sistema de redes de búsqueda y procesamiento de información estratégica, a fin de aumentar la eficiencia de las operaciones de inteligencia y contrainteligencia, que permita la toma de decisiones acertadas en materia de seguridad de Estado, con la ejecución de actividades de planificación, recolección, procesamiento, análisis y difusión de información destinada a proteger los derechos humanos, a través de la prevención y el combate de las

amenazas internas y externas contra la convivencia democrática, la seguridad y defensa de la Nación, así como la protección de la población y las instituciones democráticas frente a amenazas como el terrorismo, el narcotráfico, el secuestro, el tráfico y contrabando de armas y la legitimación de capitales, entre otros.

Lo anteriormente expuesto, está enmarcado en los siguientes objetivos del Estado:

- Defender, expandir y consolidar el bien más preciado que hemos conquistado después de 200 años: la Independencia Nacional.
- Garantizar la continuidad y consolidación de la Revolución Bolivariana.
- Preparar la defensa de la voluntad del pueblo, mediante la organización popular y el ejercicio democrático de la autoridad del Estado.
- Potenciar las capacidades de los organismos de seguridad ciudadana del Estado, para garantizar la estabilidad política y la paz de la Nación.
- Potenciar y afianzar la presencia institucional en toda la geografía nacional, con el fin de coadyuvar con la seguridad y defensa de la nación.

La Superintendencia Nacional para la Defensa de los Derechos Socioeconómicos (Sundde), contribuirá en el desarrollo económico de la Nación, mediante el acompañamiento y construcción de mecanismos de control y regulación de costos y precios justos, que garanticen el acceso a bienes y servicios, a través de operaciones de estratégicas articuladas e integradas institucionalmente, para su justa y equitativa distribución en defensa de los derechos socioeconómicos de la ciudadanía en todo el territorio nacional, evitando el contrabando de extracción y resguardando la producción nacional.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
					Género		Ingresos Ordinarios	Ingresos Extraordinarios				
N.E.	Ppto.		Unidad de Medida	Cant.	Fem.	Masc.		Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
129396	330044000	Creación y puesta en marcha del centro de intercambio político y cultural Eduardo Galeano.	Centro	1			32.737.460					32.737.460
129392	330045000	Garantizar la articulación e integración institucional, que permitan brindar soluciones de índole social de manera oportuna a ciudadanos (as) que acudan a la Vicepresidencia.	Persona	19.200			163.745.152					163.745.152
129275	330046000	Actualización y sistematización de la plataforma tecnológica para el desarrollo eficiente de la simplificación integral de los trámites administrativos.	Sistema	4			183.075.750					183.075.750
129365	330047000	Garantizar la seguridad y resguardo de la gestión documental para la automatización y conservación de la información de la Vicepresidencia.	Documento	6			43.376.199					43.376.199
129255	330048000	Adecuación de la plataforma tecnológica de control de acceso de la Vicepresidencia de la República.	Plataforma Tecnológica	1			4.947.382					4.947.382
129266	330049000	Fomentar el equilibrio armónico, justo y equitativo de la adquisición y acceso de bienes y servicios a través de las operaciones estratégicas y/o articulaciones institucionales.	Organización	51			21.316.775					21.316.775
129274	330050000	Desarrollo de políticas públicas dirigidas a la protección y resguardo de los derechos humanos de los habitantes de la República Bolivariana de Venezuela.	Asistencia Técnica	73			32.532.149					32.532.149
129157	330051000	Implementación de los mecanismos de seguimiento en el acceso a bienes y servicios en defensa de los derechos socioeconómicos de la ciudadanía.	Fiscalización	71.766			76.222.299					76.222.299
129163	330052000	Preservar la soberanía nacional, la institucionalidad y la continuidad democrática, mediante la detección y neutralización de amenazas que pongan en riesgo la estabilidad del Estado y la sociedad civil.	Operación	36.000			2.682.106.310					2.682.106.310
129204	330053000	Empoderamiento y consolidación del sistema de análisis, control y regulación de costos, ganancias y precios justos.	Estudio	20			58.634.157					58.634.157
	339999000	Aportes y transferencias para financiar los proyectos de los entes descentralizados.	Bolívar	264.640.016			264.640.016					264.640.016
TOTAL							3.563.333.649					3.563.333.649

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
330001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	1.737.219.618					1.737.219.618
330002000	Gestión administrativa	1.875.391.627					1.875.391.627
330003000	Previsión y protección social	114.856.234					114.856.234
	TOTAL	3.727.467.479					3.727.467.479

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**3.593**	**5.459**		**9.052**	**898.279.208**	**298.969.862**	**1.197.249.070**
Altos Funcionarios y de Elección Popular		1		1	102.181		102.181
Alto Nivel y de Dirección		1		1	160.000		160.000
Directivo	64	101		165	19.798.190	5.260.905	25.059.095
Profesional y Técnico	1.811	2.379		4.190	119.074.181	26.954.068	146.028.249
Personal Administrativo	94	145		239	297.070.557	14.318.515	311.389.072
Personal Policial	1.433	2.580		4.013	430.923.816	238.662.104	669.585.920
Obrero	191	252		443	31.150.283	13.774.270	44.924.553
Personal Fijo a Tiempo Parcial	**5**	**4**		**9**	**623.700**	**563.548**	**1.187.248**
Personal Médico	5	4		9	623.700	563.548	1.187.248
Personal Contratado	**808**	**971**		**1.779**	**143.460.914**		**143.460.914**
Profesional y Técnico	577	572		1.149	99.073.362		99.073.362
Personal Administrativo	176	263		439	31.737.756		31.737.756
Personal Docente	22	63		85	2.847.627		2.847.627
Obrero	33	73		106	9.802.169		9.802.169
TOTAL	**4.406**	**6.434**		**10.840**	**1.042.363.822**	**299.533.410**	**1.341.897.232**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**119**	**58**	**177**	**21.955.437**
Empleados	89	49	138	17.117.658
Obreros	30	9	39	4.837.779
Jubilados	**157**	**445**	**602**	**92.900.797**
Médicos	1	2	3	463.054
Empleados	154	442	596	91.974.720
Obreros	2	1	3	463.023
TOTAL	**276**	**503**	**779**	**114.856.234**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	3.809.879.442					3.809.879.442
4.02	Materiales, suministros y mercancías	1.070.751.208					1.070.751.208
4.03	Servicios no personales	846.668.070					846.668.070
4.04	Activos reales	240.993.828					240.993.828
4.06	Gastos de defensa y seguridad del estado	120.000.000					120.000.000
4.07	Transferencias y donaciones	1.199.888.580					1.199.888.580
4.11	Disminución de pasivos	2.620.000					2.620.000
	TOTAL	7.290.801.128					7.290.801.128

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	955.462.879					955.462.879
4.07.01.00.00	Transferencias y donaciones corrientes internas	955.462.879					955.462.879
4.07.01.03.00	Transferencias corrientes internas al sector público	955.462.879					955.462.879
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	955.462.879					955.462.879
	- A0460 Fundación Misión Milagro	157.031.931					157.031.931
	- A0487 Fundación Gran Misión Saber y Trabajo	222.352.201					222.352.201
	- A0542 Fundación Misión Nevado	182.301.594					182.301.594
	- A0587 Fundación Misión Árbol	100.844.050					100.844.050
	- A0830 Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (SATA)	172.237.760					172.237.760
	- A0908 Servicio Nacional de Contrataciones	120.695.343					120.695.343

PROYECTO:	COD. N.E: 129396 COD. PPTO: 330044000 Creación y puesta en marcha del centro de intercambio político y cultural Eduardo Galeano.
UNIDAD DE MEDIDA:	Centro
CANTIDAD:	Fem.() Mas.() Total(1)
ASIGNACIÓN PRESUPUESTARIA:	32.737.460
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Salvaguardar y socializar el patrimonio cultural reconociéndolo como un arma potencialmente revolucionaria para el desarrollo de los pueblos y la construcción del socialismo, a través de la formación de los ciudadanos-as con capacidad de intervenir y participar en la vida pública con una orientación y vocación democrática.
OBJETIVOS ESPECÍFICOS:	Formación para el intercambio de saberes, la apropiación del conocimiento liberador, el rescate de la identidad y de una cultura contra hegemónica, a través de expresiones y actividades lúdicas, formativas, políticas, culturales y científicas.
RESULTADO:	Ciudadanos formados integralmente.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	8.974.694					8.974.694
4.03	Servicios no personales	12.377.185					12.377.185
4.04	Activos reales	11.385.581					11.385.581
	TOTAL	**32.737.460**					**32.737.460**

PROYECTO:	COD. N.E: 129392 COD. PPTO: 330045000 Garantizar la articulación e integración institucional, que permitan brindar soluciones de índole social de manera oportuna a ciudadanos (as) que acudan a la Vicepresidencia.
UNIDAD DE MEDIDA:	Persona
CANTIDAD:	Fem.() Mas.() Total(19.200)
ASIGNACIÓN PRESUPUESTARIA:	163.745.152
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Fortalecer la articulación de los distintos estratos del Estado para dar respuestas rápidas a las solicitudes del soberano, así como también promover la formación y capacitación de la comunidad en aquellos aspectos vinculados al derecho a la participación ciudadana en el control de la gestión pública.
OBJETIVOS ESPECÍFICOS:	Resolver oportunamente las solicitudes, reclamos, peticiones y denuncias provenientes de la ciudadanía, así como también garantizar la protección a las familias que se encuentran en calidad de refugios, de acuerdo a lo establecido en el marco legal vigente.
RESULTADO:	Resolución oportuna de las solicitudes recibidas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	26.260.598					26.260.598
4.03	Servicios no personales	10.915.087					10.915.087
4.07	Transferencias y donaciones	126.569.467					126.569.467
	TOTAL	163.745.152					163.745.152

PROYECTO:	COD. N.E: 129275 COD. PPTO: 330046000 Actualización y sistematización de la plataforma tecnológica para el desarrollo eficiente de la simplificación integral de los trámites administrativos.
UNIDAD DE MEDIDA:	Sistema
CANTIDAD:	Fem.() Mas.() Total(4)
ASIGNACIÓN PRESUPUESTARIA:	183.075.750
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Implementar la automatización de un sistema tecnológico de fácil acceso y simplificación de trámites técnicos y administrativos de la Vicepresidencia.
OBJETIVOS ESPECÍFICOS:	Incrementar la eficiencia en la simplificación de trámites y recaudos administrativos, así como la digitalización de la correspondencia.
RESULTADO:	Garantizar las respuestas oportunas en los procedimientos administrativos de la institución.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	62.671.068					62.671.068
4.03	Servicios no personales	28.669.929					28.669.929
4.04	Activos reales	91.734.753					91.734.753
	TOTAL	183.075.750					183.075.750

PROYECTO:	COD. N.E: 129365 COD. PPTO: 330047000 Garantizar la seguridad y resguardo de la gestión documental para la automatización y conservación de la información de la Vicepresidencia.
UNIDAD DE MEDIDA:	Documento
CANTIDAD:	Fem.() Mas.() Total(6)
ASIGNACIÓN PRESUPUESTARIA:	43.376.199
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Asegurar que el modelo de gestión documental sea óptimo y que la herramienta informática seleccionada sea la adecuada y correcta como estrategia de gestión de cambios frecuentes y fundamentales para la sistematización, resguardo, acceso y conservación de la memoria histórica de la Vicepresidencia.
OBJETIVOS ESPECÍFICOS:	Proporcionar un modelo de gestión documental, que garantice el acceso y la disponibilidad de la información oportuna, a través de la automatización y conservación de la información.
RESULTADO:	Acceso y puesta en funcionamiento del sistema de gestión documental.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	6.349.452					6.349.452
4.03	Servicios no personales	31.700.547					31.700.547
4.04	Activos reales	5.326.200					5.326.200
	TOTAL	**43.376.199**					**43.376.199**

PROYECTO: COD. N.E: 129255 COD. PPTO: 330048000 Adecuación de la plataforma tecnológica de control de acceso de la Vicepresidencia de la República.

UNIDAD DE MEDIDA: Plataforma Tecnológica

CANTIDAD: Fem.() Mas.() Total(1)

ASIGNACIÓN PRESUPUESTARIA: 4.947.382

OBJETIVO HISTÓRICO: I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Fortalecer la plataforma tecnológica que garantice el adecuado resguardo y custodia de las personas e instalaciones

OBJETIVOS ESPECÍFICOS: Reforzar el sistema tecnológico de seguridad integral, para minimizar los niveles de riesgos que contribuyan a fortalecer, defender y generar un clima de seguridad y control de las actividades de personas y bienes de la Vicepresidencia.

RESULTADO: Reducir los niveles de riesgo del ciudadano Vicepresidente Ejecutivo, funcionarios, usuarios, instalaciones y bienes en la Vicepresidencia.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	1.647.564					1.647.564
4.03	Servicios no personales	914.818					914.818
4.04	Activos reales	2.385.000					2.385.000
	TOTAL	4.947.382					4.947.382

PROYECTO:	COD. N.E: 129266 COD. PPTO: 330049000 Fomentar el equilibrio armónico, justo y equitativo de la adquisición y acceso de bienes y servicios a través de las operaciones estratégicas y/o articulaciones institucionales.
UNIDAD DE MEDIDA:	Organización
CANTIDAD:	Fem.() Mas.() Total(51)
ASIGNACIÓN PRESUPUESTARIA:	21.316.775
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Evitar las prácticas de contrabando y cualquier otra actividad ilegal, que afecte la economía nacional.
OBJETIVOS ESPECÍFICOS:	Defender al pueblo Venezolano contra las prácticas de contrabando y cualquier otra distorsión propia del modelo capitalista que afecte los bienes o servicios.
RESULTADO:	Garantizar el 100% de la estabilidad económica a través de la disminución del contrabando y el acaparamiento de los alimentos, combustibles (gasolina, gas-oil), y lubricantes, material estratégico y otros rubros estratégicos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	14.991.805					14.991.805
4.03	Servicios no personales	4.729.829					4.729.829
4.04	Activos reales	1.595.141					1.595.141
	TOTAL	21.316.775					21.316.775

PROYECTO: COD. N.E: 129274 COD. PPTO: 330050000 Desarrollo de políticas públicas dirigidas a la protección y resguardo de los derechos humanos de los habitantes de la República Bolivariana de Venezuela.

UNIDAD DE MEDIDA: Asistencia Técnica

CANTIDAD: Fem.() Mas.() Total(73)

ASIGNACIÓN PRESUPUESTARIA: 32.532.149

OBJETIVO HISTÓRICO: II. Continuar construyendo el Socialismo Bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Formulación y direccionalidad de políticas públicas en materia de derechos humanos.

OBJETIVOS ESPECÍFICOS: Establecer mecanismos de formulación, articulación e impulso de políticas públicas en materia de derechos humanos.

RESULTADO: Coordinación de las políticas públicas en materia de derechos humanos, con los objetivos históricos de las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	5.759.906					5.759.906
4.03	Servicios no personales	23.377.479					23.377.479
4.04	Activos reales	3.394.764					3.394.764
	TOTAL	**32.532.149**					**32.532.149**

PROYECTO: COD. N.E: 129157 COD. PPTO: 330051000 Implementación de los mecanismos de seguimiento en el acceso a bienes y servicios en defensa de los derechos socioeconómicos de la ciudadanía.

UNIDAD DE MEDIDA: Fiscalización

CANTIDAD: Fem.() Mas.() Total(71.766)

ASIGNACIÓN PRESUPUESTARIA: 76.222.299

OBJETIVO HISTÓRICO: II. Continuar construyendo el Socialismo Bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Empoderar al pueblo en la contraofensiva para la defensa y vigilancia de sus derechos socioeconómicos en todos los ámbitos de la economía nacional, asi como diseñar una ofensiva demoledora que enfrente a la guerra económica y dignifique las condiciones salariales de la población venezolana, de igual manera, se busca proteger al pueblo mediante la aplicación de la Ley Orgánica de Precios Justos, generando los derechos individuales a las familias de los trabajadores, a objeto de garantizarles el pleno abastecimiento, asimismo, elaborar planes y campañas comunicacionales para la concientización del pueblo en cuanto al nuevo orden económico socialista.

OBJETIVOS ESPECÍFICOS: Velar por el cumplimiento de la Ley Orgánica de Precios Justos y normativa conexa, a través de inspecciones y fiscalizaciones de toda actividad económica que se desarrolle en el territorio nacional.

RESULTADO: Fiscalización a establecimientos generadores de bienes o servicios.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	33.220.270					33.220.270
4.03	Servicios no personales	41.368.269					41.368.269
4.04	Activos reales	1.633.760					1.633.760
	TOTAL	**76.222.299**					**76.222.299**

PROYECTO:	COD. N.E: 129163 COD. PPTO: 330052000 Preservar la soberania nacional, la institucionalidad y la continuidad democrática, mediante la detección y neutralización de amenazas que pongan en riesgo la estabilidad del Estado y la sociedad civil.
UNIDAD DE MEDIDA:	Operación
CANTIDAD:	Fem.() Mas.() Total(36.000)
ASIGNACIÓN PRESUPUESTARIA:	2.682.106.310
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Potenciar y afianzar la presencia institucional en toda la geografia nacional, con el fin de coadyuvar con la seguridad y defensa de la nación.
OBJETIVOS ESPECÍFICOS:	Desarrollar y consolidar un sistema de redes de búsqueda y procesamiento de información estratégica, a fin de aumentar la eficiencia de las operaciones de inteligencia y contrainteligencia, que permita la toma de decisiones acertadas en materia de seguridad de Estado.
RESULTADO:	Año 2016 con mínimos niveles de conflictividad.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	2.151.665.802					2.151.665.802
4.02	Materiales, suministros y mercancías	205.809.849					205.809.849
4.03	Servicios no personales	164.370.307					164.370.307
4.04	Activos reales	40.260.352					40.260.352
4.06	Gastos de defensa y seguridad del estado	120.000.000					120.000.000
	TOTAL	**2.682.106.310**					**2.682.106.310**

PROYECTO:	COD. N.E: 129204 COD. PPTO: 330053000 Empoderamiento y consolidación del sistema de análisis, control y regulación de costos, ganancias y precios justos.
UNIDAD DE MEDIDA:	Estudio
CANTIDAD:	Fem.() Mas.() Total(20)
ASIGNACIÓN PRESUPUESTARIA:	58.634.157
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Dictar, diseñar, establecer e implementar metodologías, requisitos y condiciones para normar y hacer seguimiento a las estructuras de costos de todas las cadenas productivas en sus fases, según su impacto económico y carácter estratégico, así como, realizar estudios económicos y financieros en torno al análisis de costos y determinación de precios.
OBJETIVOS ESPECÍFICOS:	Estructuras de precios justos de bienes y servicios, en consonancia con la Ley Orgánica de Precios Justos y normativa conexa.
RESULTADO:	Estructuras de precios justos de bienes y servicios.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	19.031.098					19.031.098
4.03	Servicios no personales	10.357.059					10.357.059
4.04	Activos reales	29.246.000					29.246.000
TOTAL		58.634.157					58.634.157

PROYECTO:	COD. N.E: COD. PPTO: 339999000 Aportes y transferencias para financiar los proyectos de los entes descentralizados.
UNIDAD DE MEDIDA:	Bolívar
CANTIDAD:	Fem.() Mas.() Total(264.640.016)
ASIGNACIÓN PRESUPUESTARIA:	264.640.016
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar los recursos financieros para asegurar la ejecución de los proyectos.
OBJETIVOS ESPECÍFICOS:	Transferir a los entes los recursos financieros para la ejecución de los proyectos.
RESULTADO:	Recursos transferidos a los entes descentralizados para la ejecución de los Proyectos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	264.640.016					264.640.016
	TOTAL	**264.640.016**					**264.640.016**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	264.640.016					264.640.016
4.07.01.00.00	Transferencias y donaciones corrientes internas	264.640.016					264.640.016
4.07.01.03.00	Transferencias corrientes internas al sector público	264.640.016					264.640.016
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	264.640.016					264.640.016
	- A0460 Fundación Misión Milagro	16.325.685					16.325.685
	- A0487 Fundación Gran Misión Saber y Trabajo	105.377.895					105.377.895
	- A0542 Fundación Misión Nevado	21.688.100					21.688.100
	- A0587 Fundación Misión Árbol	10.844.050					10.844.050
	- A0830 Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (SATA)	52.654.945					52.654.945
	- A0908 Servicio Nacional de Contrataciones	57.749.341					57.749.341

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.658.213.640					1.658.213.640
4.03	Servicios no personales	79.005.978					79.005.978
TOTAL		1.737.219.618					1.737.219.618

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	686.034.904					686.034.904
4.03	Servicios no personales	438.881.583					438.881.583
4.04	Activos reales	54.032.277					54.032.277
4.07	Transferencias y donaciones	693.822.863					693.822.863
4.11	Disminución de pasivos	2.620.000					2.620.000
TOTAL		1.875.391.627					1.875.391.627

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	690.822.863					690.822.863
4.07.01.00.00	Transferencias y donaciones corrientes internas	690.822.863					690.822.863
4.07.01.03.00	Transferencias corrientes internas al sector público	690.822.863					690.822.863
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	690.822.863					690.822.863
	- A0460 Fundación Misión Milagro	140.706.246					140.706.246
	- A0487 Fundación Gran Misión Saber y Trabajo	116.974.306					116.974.306
	- A0542 Fundación Misión Nevado	160.613.494					160.613.494
	- A0587 Fundación Misión Árbol	90.000.000					90.000.000
	- A0830 Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (SATA)	119.582.815					119.582.815
	- A0908 Servicio Nacional de Contrataciones	62.946.002					62.946.002

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	114.856.234					114.856.234
	TOTAL	**114.856.234**					**114.856.234**

34

Ministerio del Poder Popular para la Agricultura y Tierras

MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Ministerio del Poder Popular para la Agricultura y Tierras para el año 2016 continuará impulsando el sector agrícola, forestal, acuícola y pesquero en el marco de lo establecido en la Constitución de la República Bolivariana de Venezuela y las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019, en lo que respecta al logro de la soberanía alimentaria para garantizar el sagrado derecho a la alimentación del pueblo venezolano; por lo que se plantea consolidar las bases agroproductivas del país, mediante la dinamización y fortalecimiento de los circuitos agroproductivos y sus componentes en los espacios rurales. Además, de la adecuación del sistema agroalimentario nacional a las nuevas tecnologías, propiciando el desarrollo de las capacidades de autogestión, principalmente de los pequeños y medianos productores agrícolas; así como estimular el mayor rendimiento agroproductivo en función de la satisfacción de las necesidades y el manejo sustentable de los recursos para garantizar eficientemente la seguridad alimentaria de la población. En tal sentido, el Ministerio se ha planteado consolidar las siguientes políticas:

- Consolidación de los sistemas de producción y red de distribución estatal y popular en el ámbito agrícola, acuícola, pesquera y agroindustrial.
- Fortalecimiento de la infraestructura rural agroproductiva, parque de maquinarias y dotación de insumos agrícolas.
- Desarrollo y aprovechamiento de la actividad formativa, científica, tecnológica e innovadora de naturaleza agrícola.
- Democratización de la tierra, combate al latifundio y reordenamiento de tierras de vocación agraria, con el acompañamiento del poder popular.
- Financiamiento público a pequeños y medianos productores agrícolas nacionales.

Para cumplir con sus objetivos el Órgano se propone la adecuación, fortalecimiento y desarrollo del sistema agro socio-productivo y agroalimentario a través de la ejecución eficaz y eficiente de los proyectos que contribuyen en primer lugar a la consolidación del desarrollo humano individual, familiar y colectivo integral con la democratización de la tenencia de la tierra y el fomento de la organización, participación, empoderamiento, planificación y toma de decisión popular; segundo la organización y establecimiento de cadenas y redes populares de producción, distribución y comercialización de alimentos; tercero el fortalecimiento de la inocuidad y sanidad en la producción y transformación de alimentos; cuarto la formación técnica y sociopolítica para el desarrollo socioeconómico comunal, local, regional y nacional; quinto el mantenimiento y ampliación de la infraestructura de agrosoporte físico a la producción y por último el acompañamiento técnico-financiero a las propuestas comunales de emprendimiento de las Unidades de Producción Social Agrícolas (UPSA) asociadas a la idea revolucionaria del desarrollo nacional.

El Ministerio afianzará su rectoría en la ejecución de los proyectos de desarrollo y transformación del aparato agro socio-productivo, a los fines de garantizar a los pequeños y medianos productores y productoras, campesinos y campesinas y a toda la población nacional, la seguridad agroalimentaria, la formación, capacitación, tecnificación y empoderamiento cognitivo en materia productiva agrícola, el fortalecimiento de las relaciones agro socio-productivas justas, además del manejo sustentable y sostenible de los recursos naturales en el marco de la propuesta ecosocialista nacional, así como la disponibilidad y reserva de alimentos de calidad, con alto valor nutricional y a precios justos.

El presupuesto para el ejercicio económico financiero 2016 del Ministerio alcanza la cantidad de Bs. 11.101.927.385, cuyo financiamiento corresponde a recursos ordinarios por Bs. 11.004.215.736 y Bs. 97.711.649 a Ley Especial de Endeudamiento Anual, para la ejecución de los proyectos "Desarrollo Integral y Sustentable para las Zonas Áridas de los estados Nueva Esparta y Sucre (PROSANESU)" y "Desarrollo rural sustentable para la seguridad alimentaria de las zonas semiáridas de los estados Lara y Falcón (PROSALAFA III)", los cuales desarrolla la Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (Ciara).

Los proyectos cuya ejecución exceden el ejercicio presupuestario son los siguientes:

RESUMEN DE PROYECTOS DEL ÓRGANO DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Meta				Fecha de Inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
N.E	Ppto.		Unidad de Medida	Cant.	Género								
					Fem.	Masc.							
114819	340020000	Mantenimiento preventivo - correctivo y equipamiento a las unidades estadales y sus oficinas municipales, adscritas al Ministerio del Poder Popular para la Agricultura y Tierras. Período 2012 - 2016	oficina	134			05/01/2012	30/12/2016	142.555.117	129.441.648			271.996.765
115119	340023000	Programa de estadísticas agrícolas (pea-mat)	encuesta	103.567			02/01/2012	29/12/2017	112.585.410	92.689.853	93.531.193		298.806.456
TOTAL									255.140.527	222.131.501	93.531.193		570.803.221

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos N.E.	Códigos Ppto.	Denominación	Meta Unidad de Medida	Meta Cant.	Género Fem.	Género Masc.	Ingresos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	Presupuesto 2016
114819	340020000	Mantenimiento preventivo - correctivo y equipamiento a las unidades estadales y sus oficinas municipales, adscritas al Ministerio del Poder Popular para la Agricultura y Tierras. Período 2012 - 2016	oficina	134			129.441.648					129.441.648
115119	340023000	Programa de estadísticas agrícolas (pea-mat)	encuesta	103.567			92.689.853					92.689.853
	349999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	bolivar	1.166.288.824			1.068.577.175	97.711.649				1.166.288.824
TOTAL							1.290.708.676	97.711.649				1.388.420.325

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Ingresos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	Presupuesto 2016
340001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	1.273.961.686					1.273.961.686
340002000	Gestión administrativa	7.654.617.855					7.654.617.855
340003000	Previsión y Protección Social	767.513.991					767.513.991
340007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	17.413.528					17.413.528
TOTAL		9.713.507.060					9.713.507.060

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**1.446**	**1.675**		**3.121**	**182.497.550**	**44.963.508**	**227.461.058**
Altos Funcionarios y de Elección Popular		1		1	155.481		155.481
Alto Nivel y de Dirección	2	3		5	193.884		193.884
Directivo	17	44		61	3.794.500	1.031.586	4.826.086
Profesional y Técnico	571	550		1.121	69.731.717	18.957.464	88.689.181
Personal Administrativo	250	166		416	25.877.247	7.035.062	32.912.309
Personal Médico	6	6		12	746.459	202.934	949.393
Obrero	600	905		1.505	81.998.262	17.736.462	99.734.724
Personal Fijo a Tiempo Parcial	**4**	**2**		**6**	**373.229**		**373.229**
Personal Médico	4	2		6	373.229		373.229
Personal Contratado	**611**	**609**		**1.220**	**83.906.715**		**83.906.715**
Profesional y Técnico	511	509		1.020	68.006.082		68.006.082
Personal Administrativo	100	100		200	15.900.633		15.900.633
TOTAL	**2.061**	**2.286**		**4.347**	**266.777.494**	**44.963.508**	**311.741.002**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas F	N° de Personas M	N° de Personas Total	Presupuesto 2016
Pensionados	**1.742**	**236**	**1.978**	**256.269.109**
Empleados	1.742	236	1.978	256.269.109
Jubilados	**4.176**	**586**	**4.762**	**511.244.882**
Empleados	4.176	586	4.762	511.244.882
TOTAL	**5.918**	**822**	**6.740**	**767.513.991**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.268.276.785					1.268.276.785
4.02	Materiales, suministros y mercancías	77.611.587					77.611.587
4.03	Servicios no personales	365.559.993					365.559.993
4.04	Activos reales	133.059.634					133.059.634
4.07	Transferencias y donaciones	9.140.707.737	97.711.649				9.238.419.386
4.11	Disminución de pasivos	19.000.000					19.000.000
	TOTAL	**11.004.215.736**	**97.711.649**				**11.101.927.386**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	8.372.363.953	97.711.649				8.470.075.602
4.07.01.00.00	Transferencias y donaciones corrientes internas	7.651.854.658					7.651.854.658
4.07.01.03.00	Transferencias corrientes internas al sector público	7.651.854.658					7.651.854.658
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.493.202.362					6.493.202.362
	- A0022 Instituto Nacional de Investigaciones Agrícolas (INIA)	1.568.267.760					1.568.267.760
	- A0414 Fundación Frente Bolivariano de Luchadores Sociales	190.000.000					190.000.000
	- A0426 Fundación Tierra Fértil	216.598.964					216.598.964
	- A0465 Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)	401.623.683					401.623.683
	- A0844 Instituto Socialista de la Pesca y Acuicultura (INSOPESCA)	813.025.853					813.025.853
	- A0933 Instituto Nacional de Desarrollo Rural (INDER)	1.001.682.984					1.001.682.984
	- A0935 Instituto Nacional de Tierras (INTI)	1.582.331.056					1.582.331.056
	- A1330 Instituto Nacional de Salud Agrícola Integral (INSAI)	719.672.062					719.672.062
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	260.723.373					260.723.373
	- A0820 Empresa Regional Sistema Hidráulico Planicie de Maracaibo (PLANIMARA)	5.846.462					5.846.462
	- A1223 CVA Azúcar, S.A.	14.118.138					14.118.138
	- A1226 Centro Técnico Productivo Socialista Florentino, C.A.	64.754.284					64.754.284
	- A1293 CVA Compañía de Mecanizado Agrícola y Transporte Pedro Camejo, S.A.	86.145.780					86.145.780
	- A1599 Corporación Socialista del Cacao Venezolano, S.A.	89.858.709					89.858.709
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios	897.928.923					897.928.923
	- A0266 Fondo Especial Ezequiel Zamora	173.504.796					173.504.796
	- A1302 Fondo para el Desarrollo Agrario Socialista (FONDAS)	724.424.127					724.424.127
4.07.03.00.00	Transferencias y donaciones de capital internas	720.509.295	97.711.649				818.220.944

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.03.03.00	Transferencias de capital internas al sector público	720.509.295	97.711.649				818.220.944
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	628.510.905	97.711.649				726.222.554
	- A0022 Instituto Nacional de Investigaciones Agrícolas (INIA)	20.879.333					20.879.333
	- A0465 Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)	271.544.960	97.711.649				369.256.609
	- A0844 Instituto Socialista de la Pesca y Acuicultura (INSOPESCA)	91.639.231					91.639.231
	- A0933 Instituto Nacional de Desarrollo Rural (INDER)	108.896.758					108.896.758
	- A0935 Instituto Nacional de Tierras (INTI)	135.550.623					135.550.623
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	49.738.202					49.738.202
	- A0820 Empresa Regional Sistema Hidráulico Planicie de Maracaibo (PLANIMARA)	49.738.202					49.738.202
4.07.03.03.07	Transferencias de capital a entes descentralizados financieros no bancarios	42.260.188					42.260.188
	- A1302 Fondo para el Desarrollo Agrario Socialista (FONDAS)	42.260.188					42.260.188

PROYECTO:	COD. N.E: 114819 COD. PPTO: 340020000 Mantenimiento preventivo - correctivo y equipamiento a las unidades estadales y sus oficinas municipales, adscritas al Ministerio del Poder Popular para la Agricultura y Tierras. Periodo 2012 - 2016
UNIDAD DE MEDIDA:	Oficina
CANTIDAD:	Fem.() Mas.() Total(134)
ASIGNACIÓN PRESUPUESTARIA:	129.441.648
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Mejorar las condiciones de trabajo y medio ambiente de los funcionarios de la organización de acuerdo a la estructura funcional del Ministerio, en base a los lineamientos establecidos en la Gaceta Oficial Nº 38.236 del 26/07/2005 (Ley orgánica de prevención, condiciones y medio ambiente de trabajo).
OBJETIVOS ESPECÍFICOS:	Prestarle servicio de mantenimiento preventivo - correctivo y equipamiento a las unidades estadales y sus oficinas municipales, así como el mantenimiento, reparación y dotación de vehiculos.
RESULTADO:	Mantenimiento preventivo - correctivo y equipamiento a las unidades estadales y sus oficinas municipales, acorde con las normas de higiene y seguridad (Al 100% de los espacios fisicos requeridos en óptimas condiciones de funcionamiento).

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	3.030.667					3.030.667
4.03	Servicios no personales	74.133.910					74.133.910
4.04	Activos reales	52.277.071					52.277.071
	TOTAL	**129.441.648**					**129.441.648**

PROYECTO:	COD. N.E: 115119 COD. PPTO: 340023000 Programa de estadisticas agricolas (pea-mat)
UNIDAD DE MEDIDA:	Encuesta
CANTIDAD:	Fem.() Mas.() Total(103.567)
ASIGNACIÓN PRESUPUESTARIA:	92.689.853
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Proporcionar un marco de información estadistica continua que permita analizar la estructura del sector agricola y facilite su diagnóstico y planificación.
OBJETIVOS ESPECÍFICOS:	Obtener información periódica de siembra, intención y producción, precios, costos de producción, nivel de mecanización origen y destino de la producción.
RESULTADO:	Producción de información estadistica estandarizada del sector agricola nacional.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	58.315.099					58.315.099
4.02	Materiales, suministros y mercancias	14.304.855					14.304.855
4.03	Servicios no personales	9.411.699					9.411.699
4.04	Activos reales	10.658.200					10.658.200
	TOTAL	**92.689.853**					**92.689.853**

PROYECTO: COD. N.E: COD. PPTO: 349999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.() Mas.() Total(1.166.288.824)

ASIGNACIÓN PRESUPUESTARIA: 1.166.288.824

OBJETIVO HISTÓRICO: III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Garantizar los recursos financieros para asegurar la ejecución de los proyectos.

OBJETIVOS ESPECÍFICOS: Transferir a los entes descentralizados los recursos financieros para la ejecución de los proyectos.

RESULTADO: Recursos transferidos a los entes descentralizados para la ejecución de los proyectos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	1.068.577.175	97.711.649				1.166.288.824
	- 116874 Desarrollo Integral y Sustentable para las Zonas Áridas de los estados Nueva Esparta y Sucre (PROSANESU)		89.080.649				89.080.649
	- 121108 Desarrollo rural sustentable para la seguridad alimentaria de las zonas semiáridas de los estados Lara y Falcón (PROSALAFA III)		8.631.000				8.631.000
	Resto de Fuentes de Financiamiento	1.068.577.175					1.068.577.175
	TOTAL	**1.068.577.175**	**97.711.649**				**1.166.288.824**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	1.068.577.175	97.711.649				1.166.288.824
4.07.01.00.00	Transferencias y donaciones corrientes internas	349.417.880					349.417.880
4.07.01.03.00	Transferencias corrientes internas al sector público	349.417.880					349.417.880
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	175.913.084					175.913.084
	- A0426 Fundación Tierra Fértil	107.153.724					107.153.724
	- A1330 Instituto Nacional de Salud Agrícola Integral (INSAI)	68.759.360					68.759.360
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios	173.504.796					173.504.796
	- A0266 Fondo Especial Ezequiel Zamora	173.504.796					173.504.796
4.07.03.00.00	Transferencias y donaciones de capital internas	719.159.295	97.711.649				816.870.944
4.07.03.03.00	Transferencias de capital internas al sector público	719.159.295	97.711.649				816.870.944
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	628.510.905	97.711.649				726.222.554
	- A0022 Instituto Nacional de Investigaciones Agrícolas (INIA)	20.879.333					20.879.333
	- A0465 Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)	271.544.960	97.711.649				369.256.609
	- A0844 Instituto Socialista de la Pesca y Acuicultura (INSOPESCA)	91.639.231					91.639.231
	- A0933 Instituto Nacional de Desarrollo Rural (INDER)	108.896.758					108.896.758
	- A0935 Instituto Nacional de Tierras (INTI)	135.550.623					135.550.623
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	49.738.202					49.738.202
	- A0820 Empresa Regional Sistema Hidráulico Planicie de Maracaibo (PLANIMARA)	49.738.202					49.738.202
4.07.03.03.07	Transferencias de capital a entes descentralizados financieros no bancarios	40.910.188					40.910.188
	- A1302 Fondo para el Desarrollo Agrario Socialista (FONDAS)	40.910.188					40.910.188

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.209.961.686					1.209.961.686
4.03	Servicios no personales	64.000.000					64.000.000
	TOTAL	1.273.961.686					1.273.961.686

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	53.177.161					53.177.161
4.03	Servicios no personales	210.099.760					210.099.760
4.04	Activos reales	67.724.363					67.724.363
4.07	Transferencias y donaciones	7.304.616.571					7.304.616.571
4.11	Disminución de pasivos	19.000.000					19.000.000
	TOTAL	7.654.617.855					7.654.617.855

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	7.303.786.778					7.303.786.778
4.07.01.00.00	Transferencias y donaciones corrientes internas	7.302.436.778					7.302.436.778
4.07.01.03.00	Transferencias corrientes internas al sector público	7.302.436.778					7.302.436.778
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.317.289.278					6.317.289.278
	- A0022 Instituto Nacional de Investigaciones Agricolas (INIA)	1.568.267.760					1.568.267.760
	- A0414 Fundación Frente Bolivariano de Luchadores Sociales	190.000.000					190.000.000
	- A0426 Fundación Tierra Fértil	109.445.240					109.445.240
	- A0465 Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)	401.623.683					401.623.683
	- A0844 Instituto Socialista de la Pesca y Acuicultura (INSOPESCA)	813.025.853					813.025.853
	- A0933 Instituto Nacional de Desarrollo Rural (INDER)	1.001.682.984					1.001.682.984
	- A0935 Instituto Nacional de Tierras (INTI)	1.582.331.056					1.582.331.056
	- A1330 Instituto Nacional de Salud Agrícola Integral (INSAI)	650.912.702					650.912.702
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	260.723.373					260.723.373
	- A0820 Empresa Regional Sistema Hidráulico Planicie de Maracaibo (PLANIMARA)	5.846.462					5.846.462
	- A1223 CVA Azúcar, S.A.	14.118.138					14.118.138
	- A1226 Centro Técnico Productivo Socialista Florentino, C.A.	64.754.284					64.754.284
	- A1293 CVA Compañía de Mecanizado Agrícola y Transporte Pedro Camejo, S.A.	86.145.780					86.145.780
	- A1599 Corporación Socialista del Cacao Venezolano, S.A.	89.858.709					89.858.709
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios	724.424.127					724.424.127
	- A1302 Fondo para el Desarrollo Agrario Socialista (FONDAS)	724.424.127					724.424.127
4.07.03.00.00	Transferencias y donaciones de capital internas	1.350.000					1.350.000
4.07.03.03.00	Transferencias de capital internas al sector público	1.350.000					1.350.000
4.07.03.03.07	Transferencias de capital a entes descentralizados financieros no bancarios	1.350.000					1.350.000
	- A1302 Fondo para el Desarrollo Agrario Socialista (FONDAS)	1.350.000					1.350.000

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	767.513.991					767.513.991
	TOTAL	767.513.991					767.513.991

ACCIÓN CENTRALIZADA: Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	7.098.904					7.098.904
4.03	Servicios no personales	7.914.624					7.914.624
4.04	Activos reales	2.400.000					2.400.000
	TOTAL	17.413.528					17.413.528

36

Ministerio del Poder Popular para la Comunicación y la Información

MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Ministerio del Poder Popular para la Comunicación y la Información, orientara el Presupuesto de Gasto para el año 2016, de conformidad con el Decreto con Rango, Valor y Fuerza de Ley Orgánica de la Administración Financiera del Sector Público y sus Reglamentos, dando cumplimento a todas las disposiciones jurídicas y demás lineamientos emanados por las autoridades competentes en materia de Planificación y Presupuesto, aplicables a los Organismo del Poder Nacional.

El Ministerio del Poder Popular para la Comunicación y la Información, en su rol de ente rector e integrador de la política comunicacional del Estado Venezolano, orientado a fortalecer la democracia protagónica y revolucionaria del Estado Venezolano, tendrá las siguientes competencias:

- Formular, dirigir, planificar, ejecutar, coordinar, supervisar y evaluar las políticas de comunicación, información y publicidad del Estado y de la Administración Pública Nacional en particular.
- Formular y ejecutar coordinadamente con los Órganos y Entes de la Administración Pública Nacional el Plan Estratégico Comunicacional del Ejecutivo Nacional, el cual contendrá las políticas, directrices, estrategias, programas y proyectos a ser desarrollados en este ámbito.
- Impulsar la consolidación del sistema de comunicación e información de la Administración Pública Nacional.
- Planificar, dirigir y conducir la cobertura informativa de los eventos o giras en las que participe el Presidente de la República, así como las intervenciones de éste, ante y por los medios de comunicación social nacionales y extranjeros.
- Planificar, dirigir y conducir la cobertura informativa de los eventos en que participen los órganos superiores de dirección de la Administración Pública Nacional, así como la coordinación de sus intervenciones ante y por los medios de comunicación social nacionales y extranjeros.
- Impulsar la constitución de redes de intercambio informativo.
- Dirigir, planificar, coordinar y promover las políticas informativas que divulguen y proyecten al país en el exterior.
- Conducir, mantener y promover las relaciones del Ejecutivo nacional con los medios de comunicación social nacionales y extranjeros, públicos y privados, alternativos o comunitarios.
- Realizar investigaciones que permitan conocer las diferentes tendencias de la opinión pública con relación a los problemas nacionales, las políticas públicas adelantadas por el Ejecutivo Nacional y demás aspectos vinculados con la gestión gubernamental.
- Conducir la vocería del Consejo de Ministros, así como elaborar y difundir los comunicados oficiales que reseñen las decisiones del mismo.

- Acreditar y apoyar en coordinación con la Casa Militar, a los distintos medios de comunicación nacionales que cubren la fuente informativa relacionada con las actividades del Presidente de la República.
- Acreditar los corresponsales, colaboradores y enviados especiales de medios de comunicación extranjeros, así como prestarles apoyo informativo.
- Conducir, mantener y promover las relaciones con las universidades y demás centros de estudios e investigaciones, las academias, los gremios o representaciones sindicales, profesionales y empresariales vinculadas con la comunicación e información, así como con las organizaciones de la comunidad.
- Establecer directrices, supervisar y evaluar los planes y acciones de las unidades que asumen las funciones inherentes a la comunicación, información, relaciones públicas y relaciones institucionales de los ministerios, servicios autónomos sin personalidad jurídica, institutos autónomos, empresas, fundaciones y asociaciones civiles del Estado, y cualquier otro órgano o ente de la Administración Pública Nacional.
- Planificar, coordinar, supervisar y evaluar las actividades con la realización de campañas publicitarias.
- Dirigir, administrar y coordinar los distintos medios gráficos, radiofónicos y audiovisuales propiedad del Estado.
- Diseñar las políticas y estrategias encaminadas a propiciar intercambios informativos y a fortalecer las relaciones del Poder Ejecutivo con los distintos niveles político-territoriales, los ciudadanos y demás órganos del Poder Público.
- Elaborar proyectos y propuestas sobre la regulación de la gestión informativa, divulgativa y publicitaria del Estado venezolano y someterla a la consideración de las instancias pertinentes.
- Las demás que le atribuyan las leyes y otros actos normativos.

EJES TRANSVERSALES DE ACCIÓN

- En el ámbito político-institucional, se pondrán en marcha acciones estratégicas para la organización y coordinación de los medios públicos tutelados en torno a un verdadero Sistema Público de Comunicación e Información, a partir de su articulación por plataformas o formatos; televisión, radio, impresos, medios digitales y redes sociales; y con la finalidad de aprovechar de manera más eficiente los esfuerzos, talentos y recursos humanos, técnicos y financieros del sector, optimizando de esta manera la gestión comunicacional a través de la especialización de los medios con atención a perfiles comunicacionales y tipos de audiencia.
- En el ámbito territorial, brindar garantías de acceso a la información y comunicación de los ciudadanos y ciudadanas en todo el territorio nacional a través del fortalecimiento de las capacidades locales de generación y transmisión de contenidos, con especial énfasis en las áreas fronterizas y en aquellas que sean consideradas de interés especial para la defensa integral de la Patria.

- En el ámbito educativo, se pretende la puesta en marcha de iniciativas de formación, investigación e intercambio de saberes dirigido a fortalecer las capacidades de las trabajadoras y los trabajadores del sector comunicacional tanto aquellos vinculados al sector público como a los medios alternativos y comunitarios.
- En el ámbito de producción de contenidos, se desarrollarán proyectos estratégicos para incrementar la generación de contenidos informativos y comunicacionales en los medios públicos tutelados, con énfasis en la formación de valores democráticos, el trabajo liberador, los principios bolivarianos y el sentido crítico.
- En el ámbito tecnológico y de innovación, se dirigirán esfuerzos y recursos a la permanente y pertinente actualización de la infraestructura tecnológica de los medios públicos así como optimizar los procesos comunicacionales en sus diferentes géneros, televisión, producción radiofónica, periodística, diseño gráfico e impresión de ejemplares, etc.
- En el ámbito participativo-popular, se propende al acompañamiento y fortalecimiento de la comunicación popular y alternativa, la articulación de redes de comunicación y medios de expresión articulados desde y para el poder popular. Asimismo, se potenciará el uso de los medios como herramienta para la participación, la controlaría social y espacio de deliberación democrática.
- En el ámbito internacional, implica acciones destinadas a la contraofensiva comunicacional para la proyección de la imagen del país y la difusión de la gestión del Gobierno Bolivariano en el ámbito internacional. Asimismo, se plantea fortalecer las capacidades y el alcance de La Nueva Televisión del Sur Venezuela, C.A. "Telesur Venezuela" y Radio del Sur, C.A. como espacios promotores de la integración regional y de posicionamiento de matrices y redes de comunicación alternativa y comunitaria en la lucha contra la hegemonía mediática.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos N.E.	Códigos Ppto.	Denominación	Meta Unidad de Medida	Meta Cant.	Género Fem.	Género Masc.	Ingresos Ordinarios	Ingresos Extraordinarios Proyectos por Endeudamiento	Ingresos Extraordinarios Deuda Pública	Ingresos Extraordinarios Gestión Fiscal	Ingresos Extraordinarios Otros Ingresos Extraordinarios	Presupuesto 2016
128127	360084000	Optimización de las transmisiones de eventos culturales, deportivos y de interés nacional	Pauta	672			87.426.100					87.426.100
128180	360085000	Fortalecimiento de la comunicación popular y la producción nacional independiente.	Participante	1.200			46.633.545					46.633.545
128134	360086000	Producción y difusión de contenidos comunicacionales informativos y de interés social.	Contenido	40.000			116.231.077					116.231.077
	369999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolivar	1.802.737.076			1.802.737.076					1.802.737.076
		TOTAL					2.053.027.798					2.053.027.798

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
360001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	604.243.529					604.243.529
360002000	Gestión administrativa	2.491.810.698					2.491.810.698
360003000	Previsión y Protección Social	53.582.080					53.582.080
	TOTAL	3.149.636.307					3.149.636.307

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	123	413		536	32.276.809	7.062	32.283.871
Altos Funcionarios y de Elección Popular	1			1	59.374		59.374
Alto Nivel y de Dirección	1	4		5	1.844.211		1.844.211
Directivo	17	21		38	1.616.524		1.616.524
Profesional y Técnico	48	82		130	5.252.075	5.321	5.257.396
Obrero	56	306		362	23.504.625	1.741	23.506.366
Personal Contratado	374	365		739	46.806.754		46.806.754
Profesional y Técnico	318	300		618	36.838.436		36.838.436
Personal Administrativo	56	65		121	9.968.318		9.968.318
TOTAL	497	778		1.275	79.083.563	7.062	79.090.625

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**28**	**18**	**46**	**13.787.191**
Empleados	28	10	38	11.389.419
Obreros		8	8	2.397.772
Jubilados	**42**	**88**	**130**	**39.794.889**
Empleados	42	88	130	39.794.889
TOTAL	**70**	**106**	**176**	**53.582.080**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	723.747.966					723.747.966
4.02	Materiales, suministros y mercancías	88.115.714					88.115.714
4.03	Servicios no personales	358.953.398					358.953.398
4.04	Activos reales	15.000.000					15.000.000
4.07	Transferencias y donaciones	4.012.093.527					4.012.093.527
4.11	Disminución de pasivos	4.753.500					4.753.500
	TOTAL	**5.202.664.105**					**5.202.664.105**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	3.958.011.447					3.958.011.447
4.07.01.00.00	Transferencias y donaciones corrientes internas	3.958.011.447					3.958.011.447
4.07.01.03.00	Transferencias corrientes internas al sector público	3.958.011.447					3.958.011.447
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.064.228.761					1.064.228.761
	- A0079 Servicio Autónomo Imprenta Nacional y Gaceta Oficial	169.791.379					169.791.379
	- A0413 Fundación Poliedro de Caracas	48.566.214					48.566.214
	- A0451 Fundación Villa del Cine	163.372.611					163.372.611
	- A0454 Fundación Distribuidora Nacional de Cine, Amazonia Films	42.169.624					42.169.624
	- A0468 Fundación Televisora Venezolana Social (TEVES)	266.865.449					266.865.449
	- A0474 Fundación Premio Nacional de Periodismo	12.219.618					12.219.618
	- A0490 Fundación Ávila TV	260.434.987					260.434.987
	- A1601 Fundación El Correo del Orinoco	100.808.879					100.808.879
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	2.893.782.686					2.893.782.686
	- A0552 La Nueva Televisión del Sur Venezuela, C.A. "Telesur Venezuela"	36.497.427					36.497.427
	- A0564 Agencia Venezolana de Publicidad AVP, S.A.	76.078.110					76.078.110
	- A0580 Complejo Editorial Batalla de Carabobo, S.A.	64.470.483					64.470.483
	- A0608 C.A. Venezolana de Televisión (VTV)	846.018.010					846.018.010
	- A1207 Corporación Venezolana de Telecomunicaciones, S.A. (COVETEL)	721.537.742					721.537.742
	- A1214 La Nueva Televisión del Sur, C.A. (T.V. SUR)	340.460.128					340.460.128
	- A1528 Radio Mundial, C.A.	173.032.269					173.032.269
	- A1529 Radio Zulia, C.A.	37.585.047					37.585.047
	- A1530 Radio Margarita, C.A.	44.418.691					44.418.691
	- A1531 Radiodifusora Los Andes, C.A.	41.001.869					41.001.869

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	- A1539 Radio Nacional de Venezuela, C.A.	307.894.815					307.894.815
	- A1540 Agencia Venezolana de Noticias, C.A.	174.157.909					174.157.909
	- A1546 La Radio del Sur, C.A.	30.630.186					30.630.186

PROYECTO:	COD. N.E: 128127 COD. PPTO: 360084000 Optimización de las transmisiones de eventos culturales, deportivos y de interés nacional
UNIDAD DE MEDIDA:	Pauta
CANTIDAD:	Fem.() Mas.() Total(672)
ASIGNACIÓN PRESUPUESTARIA:	87.426.100
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar la cobertura y calidad de las Transmisiones Especiales destinadas a difundir información de interés nacional.
OBJETIVOS ESPECÍFICOS:	Brindar cobertura oportuna de las transmisiones especiales de eventos noticiosos en todo el territorio nacional, garantizando la aplicación de tecnologías que amplíen los estándares de interés nacional
RESULTADO:	Pauta informativa cubierta y transmitida

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	63.134.794					63.134.794
4.02	Materiales, suministros y mercancías	6.410.714					6.410.714
4.03	Servicios no personales	17.880.592					17.880.592
	TOTAL	87.426.100					87.426.100

PROYECTO:	COD. N.E: 128180 COD. PPTO: 360085000 Fortalecimiento de la comunicación popular y la producción nacional independiente.
UNIDAD DE MEDIDA:	Participante
CANTIDAD:	Fem.() Mas.() Total(1.200)
ASIGNACIÓN PRESUPUESTARIA:	46.633.545
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Acompañar los procesos informativos y comunicacionales del Poder Popular a través del fortalecimiento de los medios alternativos y comunitarios como instrumentos de formación de valores que propugnen la ética socialista y la democracia participativa y protagónica.
OBJETIVOS ESPECÍFICOS:	Acompañar los procesos informativos y comunicacionales de los medios alternativos y comunitarios, así como de los productores nacionales independientes, a través del desarrollo de espacios de encuentros para la producción y difusión de contenidos desarrollados a partir de los significados y relaciones producidas desde el ejercicio del poder popular.
RESULTADO:	Productores populares e independientes capacitados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	31.633.544					31.633.544
4.02	Materiales, suministros y mercancías	5.745.000					5.745.000
4.03	Servicios no personales	9.255.001					9.255.001
	TOTAL	46.633.545					46.633.545

PROYECTO:	COD. N.E: 128134 COD. PPTO: 360086000 Producción y difusión de contenidos comunicacionales informativos y de interés social.
UNIDAD DE MEDIDA:	Contenido
CANTIDAD:	Fem.() Mas.() Total(40.000)
ASIGNACIÓN PRESUPUESTARIA:	116.231.077
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Incrementar la generación de contenidos informativos y comunicacionales asertivos con énfasis en la formación de valores democráticos, el trabajo liberador y productivo, los principios bolivarianos y el sentido crítico.
OBJETIVOS ESPECÍFICOS:	Difundir en formatos digitales e impresos, información oportuna y veraz, así como contenidos políticos, económicos, históricos y sociales, en torno a la gestión del Estado y otros temas de interés social.
RESULTADO:	Contenidos comunicacionales difundidos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	45.010.044					45.010.044
4.03	Servicios no personales	67.221.033					67.221.033
4.04	Activos reales	4.000.000					4.000.000
	TOTAL	**116.231.077**					**116.231.077**

PROYECTO:	COD. N.E: COD. PPTO: 369999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	Bolivar
CANTIDAD:	Fem.() Mas.() Total(1.802.737.076)
ASIGNACIÓN PRESUPUESTARIA:	1.802.737.076
OBJETIVO HISTÓRICO:	No Aplica
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar los Recursos Financieros para Asegurar la Ejecución de los Proyectos
OBJETIVOS ESPECÍFICOS:	Transferir a los Entes los Recursos Financieros para la Ejecución de los Proyectos
RESULTADO:	Recursos transferidos a los entes descentralizados para la ejecución de los proyectos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	1.802.737.076					1.802.737.076
	TOTAL	1.802.737.076					1.802.737.076

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	1.802.737.076					1.802.737.076
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.802.737.076					1.802.737.076
4.07.01.03.00	Transferencias corrientes internas al sector público	1.802.737.076					1.802.737.076
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	560.786.143					560.786.143
	- A0079 Servicio Autónomo Imprenta Nacional y Gaceta Oficial	103.556.929					103.556.929
	- A0451 Fundación Villa del Cine	94.954.694					94.954.694
	- A0454 Fundación Distribuidora Nacional de Cine, Amazonia Films	6.958.677					6.958.677
	- A0468 Fundación Televisora Venezolana Social (TEVES)	164.611.501					164.611.501
	- A0474 Fundación Premio Nacional de Periodismo	5.668.994					5.668.994
	- A0490 Fundación Ávila TV	111.946.182					111.946.182
	- A1601 Fundación El Correo del Orinoco	73.089.166					73.089.166
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.241.950.933					1.241.950.933
	- A0552 La Nueva Televisión del Sur Venezuela, C.A. "Telesur Venezuela"	24.087.278					24.087.278
	- A0564 Agencia Venezolana de Publicidad AVP, S.A.	20.844.050					20.844.050
	- A0580 Complejo Editorial Batalla de Carabobo, S.A.	15.360.864					15.360.864
	- A0608 C.A. Venezolana de Televisión (VTV)	220.075.388					220.075.388
	- A1207 Corporación Venezolana de Telecomunicaciones, S.A. (COVETEL)	357.521.717					357.521.717
	- A1214 La Nueva Televisión del Sur, C.A. (T.V. SUR)	47.861.635					47.861.635
	- A1528 Radio Mundial, C.A.	118.061.618					118.061.618
	- A1529 Radio Zulia, C.A.	27.664.143					27.664.143
	- A1530 Radio Margarita, C.A.	32.693.986					32.693.986
	- A1531 Radiodifusora Los Andes, C.A.	30.179.065					30.179.065
	- A1539 Radio Nacional de Venezuela, C.A.	223.916.981					223.916.981
	- A1540 Agencia Venezolana de Noticias, C.A.	99.859.730					99.859.730
	- A1546 La Radio del Sur, C.A.	23.824.478					23.824.478

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	583.969.584					583.969.584
4.03	Servicios no personales	20.273.945					20.273.945
	TOTAL	604.243.529					604.243.529

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	75.960.000					75.960.000
4.03	Servicios no personales	244.322.827					244.322.827
4.04	Activos reales	11.000.000					11.000.000
4.07	Transferencias y donaciones	2.155.774.371					2.155.774.371
4.11	Disminución de pasivos	4.753.500					4.753.500
	TOTAL	2.491.810.698					2.491.810.698

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.155.274.371					2.155.274.371
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.155.274.371					2.155.274.371
4.07.01.03.00	Transferencias corrientes internas al sector público	2.155.274.371					2.155.274.371
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	503.442.618					503.442.618
	- A0079 Servicio Autónomo Imprenta Nacional y Gaceta Oficial	66.234.450					66.234.450
	- A0413 Fundación Poliedro de Caracas	48.566.214					48.566.214
	- A0451 Fundación Villa del Cine	68.417.917					68.417.917
	- A0454 Fundación Distribuidora Nacional de Cine, Amazonia Films	35.210.947					35.210.947
	- A0468 Fundación Televisora Venezolana Social (TEVES)	102.253.948					102.253.948
	- A0474 Fundación Premio Nacional de Periodismo	6.550.624					6.550.624
	- A0490 Fundación Ávila TV	148.488.805					148.488.805
	- A1601 Fundación El Correo del Orinoco	27.719.713					27.719.713
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.651.831.753					1.651.831.753
	- A0552 La Nueva Televisión del Sur Venezuela, C.A. "Telesur Venezuela"	12.410.149					12.410.149
	- A0564 Agencia Venezolana de Publicidad AVP, S.A.	55.234.060					55.234.060
	- A0580 Complejo Editorial Batalla de Carabobo, S.A.	49.109.619					49.109.619
	- A0608 C.A. Venezolana de Televisión (VTV)	625.942.622					625.942.622
	- A1207 Corporación Venezolana de Telecomunicaciones, S.A. (COVETEL)	364.016.025					364.016.025
	- A1214 La Nueva Televisión del Sur, C.A. (T.V. SUR)	292.598.493					292.598.493
	- A1528 Radio Mundial, C.A.	54.970.651					54.970.651

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	- A1529 Radio Zulia, C.A.	9.920.904					9.920.904
	- A1530 Radio Margarita, C.A.	11.724.705					11.724.705
	- A1531 Radiodifusora Los Andes, C.A.	10.822.804					10.822.804
	- A1539 Radio Nacional de Venezuela, C.A.	83.977.834					83.977.834
	- A1540 Agencia Venezolana de Noticias, C.A.	74.298.179					74.298.179
	- A1546 La Radio del Sur, C.A.	6.805.708					6.805.708

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	53.582.080					53.582.080
	TOTAL	53.582.080					53.582.080

37

Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno

MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA Y SEGUIMIENTO DE LA GESTIÓN DE GOBIERNO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Para el Ejercicio Económico Financiero 2016, el Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno orientará su gestión al cumplimiento de los lineamientos del Gobierno Nacional para avanzar en la profundización del Proyecto Socialista Bolivariano tomando en consideración el contexto de la política nacional de racionalización del gasto y la política gubernamental establecida en los Lineamientos Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019; implementando una serie de acciones dirigidas a beneficiar a las mayorías a través de una gestión pública más democrática, eficiente, eficaz, coherente, transparente y humanista; el cumplimiento de estos lineamientos está enmarcado en la aplicación de los recursos presupuestarios con criterios de austeridad y racionalidad, maximizando la eficiencia del gasto y la transparencia en la gestión.

El Plan Operativo Anual Nacional e Institucional 2016 del Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno, como expresión de la planificación operativa e instrumento de registros, permitirá consolidar la acción institucional y el desarrollo humano con actividades que permitan la incorporación de los ciudadanos y ciudadanas en los procesos activos necesarios para el desarrollo de la nación. Para el Ejercicio Económico Financiero 2016 se tiene propuesto ejecutar una política presupuestaria que permita cumplir sus funciones, para lo cual espera llevar a cabo las siguientes estrategias:

- Brindar atención integral a toda la población con discapacidades en el ámbito nacional, según lo dispuesto en la Ley para las Personas con Discapacidad.
- Prestar un servicio de prevención atención, tratamiento, deshabituación e inclusión social integral a las personas, familiares y comunidades con problemas de adicción.
- Evaluar y fortalecer la atención integral de los adultos mayores y otras categorías de personas proyectando la inclusión sostenida de nuevos beneficiarios en los programas y actividades existentes.
- Brindar a los venezolanos que presentan ciertas patologías, la oportunidad de lograr una mejora en sus respectivas enfermedades y/o en su calidad de vida, mediante el Convenio de Salud Cuba -Venezuela.
- Garantizar la igualdad de oportunidades y condiciones a las comunidades afro venezolanas para lograr erradicar las asimetrías regionales en todas sus dimensiones, culturales, educativo, ecológico y de desarrollo sustentable.

- Ampliar la cobertura de atención de los niños, niñas y adolescentes de bajos recursos económicos, en actividades de formación musical mediante la puesta en funcionamiento núcleos y módulos regionales.
- Inspeccionar, evaluar y dar seguimiento a los planes, proyectos, obras y trabajos que ejecuten los Órganos, Entes y Misiones.
- Asesoría, elaboración, formulación, coordinación, seguimiento y evaluación de las Políticas Públicas a fin de garantizar los derechos, económicos, sociales, culturales, civiles, políticos y la igualdad de oportunidades y condiciones. Promoviendo la solidaridad, la justicia y la participación protagónica.
- Realizar construcciones de grandes obras y viviendas, además de crear estudios sociológicos que acompañan la construcción de estas obras y la conservación de las áreas verdes.
- Desarrollar las políticas públicas en materia de: desarrollo urbanístico, transporte terrestre, aéreo y acuático, vialidad y comunicaciones con los planes nacionales, estadales, municipales; o bien nacional.
- Desarrollar proyectos de carácter urbanístico, paisajista, de ingeniería y obras, realizando acompañamiento técnico y de ejecución.
- Prestar seguridad al ciudadano Presidente de la República y a sus familiares inmediatos.
- Custodiar las instalaciones presidenciales y prestar los servicios de transporte aéreo nacional e internacional del ciudadano Presidente de la República.
- Asesorar en materia de seguridad, defensa y desarrollo integral de la Nación al Consejo de Defensa de la Nación y las diferentes instancias del Poder Público Nacional, Estadal, Municipal y Comunal en los ámbitos económicos, políticos, social, cultural, geográfico, ambiental, militar e internacional.
- Consolidar el Movimiento por la Paz y la Vida para la construcción de una cultura de Paz, mediante propuestas y acciones a favor de una convivencia pacífica, segura, solidaria y libertaria, a través del fortalecimiento de la organización y la movilización popular en apoyo a la Gran Misión a Toda Vida Venezuela.

Finalmente, la distribución de los recursos se corresponde con las necesidades reales para mantener la operatividad del Ministerio, orientadas a prever los gastos operativos, administrativos, tecnológicos, logísticos y estratégicos ajustados a la misión institucional y para honrar los compromisos sociales con los ciudadanos y ciudadanas los cuales han sido alcanzados con la consolidación de las Misiones; construyendo así una Sociedad Justa e Igualitaria.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos N.E.	Códigos Ppto.	Denominación	Meta: Unidad de Medida	Meta: Cant.	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Ordinarios	Ingresos Extraordinarios: Proyectos por Endeudamiento	Ingresos Extraordinarios: Deuda Pública	Ingresos Extraordinarios: Gestión Fiscal	Ingresos Extraordinarios: Otros Ingresos Extraordinarios	Presupuesto 2016
128311	370062000	Proveer de Apoyo Analitico-Informativo al Ejecutivo Nacional en Función de Neutralizar y Derrotar los planes desestabilizadores en Contra de la Nación	Informe	1.052			179.910.763					179.910.763
128351	370064000	Seguimiento e Inspección de la Gestión de Gobierno en base a la supervisión, evaluación y control de las políticas públicas	informe	2.216			70.000.000					70.000.000
128384	370065000	Servicios de Seguridad, Custodia y Protección Presidencial.	dispositivo	93			140.000.000					140.000.000
128401	370066000	Fortalecimiento de la seguridad, defensa y desarrollo integral de la Nación	informe	132			120.576.919					120.576.919
130307	370069000	Atención integral a las Comunidades Afrovenezolanas	comunidad	690			57.911.087					57.911.087
	379999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	bolivar	15.274.326.276			14.957.372.167	316.954.109				15.274.326.276
		TOTAL					**15.525.770.936**	**316.954.109**				**15.842.725.045**

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
370001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	1.611.779.739					1.611.779.739
370002000	Gestión administrativa	4.674.588.892					4.674.588.892
370003000	Previsión y Protección Social	180.240.118					180.240.118
370007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	5.000.000					5.000.000
TOTAL		6.471.608.749					6.471.608.749

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**724**	**1.137**	**286**	**2.147**	**90.243.272**	**33.942.819**	**124.186.091**
Altos Funcionarios y de Elección Popular	1	1		2	178.120		178.120
Alto Nivel y de Dirección	4	8		12	1.044.433		1.044.433
Directivo	7	17	11	35	988.623	538.633	1.527.256
Profesional y Técnico	235	242	49	526	22.817.012	4.560.893	27.377.905
Personal Administrativo	238	145	133	516	23.997.274	7.838.945	31.836.219
Obrero	239	724	93	1.056	41.217.810	21.004.348	62.222.158
Personal Contratado	**259**	**281**		**540**	**30.597.974**		**30.597.974**
Profesional y Técnico	114	77		191	10.077.822		10.077.822
Personal Administrativo	111	87		198	11.436.879		11.436.879
Obrero	34	117		151	9.083.273		9.083.273
TOTAL	**983**	**1.418**	**286**	**2.687**	**120.841.246**	**33.942.819**	**154.784.065**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**178**	**62**	**240**	**62.941.823**
Empleados	89	17	106	28.670.571
Obreros	89	45	134	34.271.252
Jubilados	**269**	**238**	**507**	**117.298.295**
Empleados	202	88	290	65.617.830
Obreros	67	150	217	51.680.465
TOTAL	**447**	**300**	**747**	**180.240.118**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.769.010.364					1.769.010.364
4.02	Materiales, suministros y mercancías	488.911.791					488.911.791
4.03	Servicios no personales	508.870.643					508.870.643
4.04	Activos reales	88.853.782					88.853.782
4.06	Gastos de defensa y seguridad del estado	40.506.634					40.506.634
4.07	Transferencias y donaciones	19.101.226.471	316.954.109				19.418.180.580
	TOTAL	21.997.379.685	316.954.109				22.314.333.794

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	18.470.769.135	316.954.109				18.787.723.244
4.07.01.00.00	Transferencias y donaciones corrientes internas	18.470.769.135					18.470.769.135
4.07.01.03.00	Transferencias corrientes internas al sector público	18.470.769.135					18.470.769.135
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	18.470.769.135					18.470.769.135
	- A0049 Instituto Nacional de Deporte	97.963.030					97.963.030
	- A0124 Consejo Nacional para las Personas con Discapacidad (CONAPDIS)	186.859.201					186.859.201
	- A0216 Fundación "Pueblo Soberano"	992.884.775					992.884.775
	- A0246 Servicio Desconcentrado de Administración y Gestión del Fondo de Ahorro Familiar e Inversión Social "Hijos de Venezuela"	94.514.558					94.514.558
	- A0306 Fundación "José Félix Ribas" (FUNDARIBAS)	221.126.961					221.126.961
	- A0369 Fundación Musical Simón Bolívar (Fundamusical Bolívar)	3.013.123.296					3.013.123.296
	- A0411 Fundación Pro-Patria 2000	113.439.866					113.439.866
	- A0415 Fundación Misión Sucre	1.325.628.787					1.325.628.787
	- A0423 Fundación Misión Identidad	53.940.744					53.940.744
	- A0425 Fundación Samuel Robinson	808.406.449					808.406.449
	- A0428 Fundación Misión Piar	7.404.373					7.404.373
	- A0446 Fundación Misión Barrio Adentro	2.252.986.775					2.252.986.775
	- A0452 Fundación Misión Cultura	145.714.986					145.714.986
	- A0456 Fundación Misión Madres del Barrio Josefa Joaquina Sánchez	1.909.488.666					1.909.488.666
	- A0460 Fundación Misión Milagro	53.913.974					53.913.974
	- A0480 Fundación Misión Negra Hipólita	1.607.999.444					1.607.999.444
	- A0484 Fundación Nacional El Niño Simón	1.280.829.686					1.280.829.686
	- A0487 Fundación Gran Misión Saber y Trabajo	78.384.713					78.384.713

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	- A0539 Fundación Movimiento Nacional de Teatro para Niñas, Niños y Jóvenes, César Rengifo	82.425.784					82.425.784
	- A0540 Fundación Misión José Gregorio Hernández	191.065.433					191.065.433
	- A0555 Instituto de Altos Estudios del Pensamiento del Comandante Supremo Hugo Rafael Chávez Frias	42.164.809					42.164.809
	- A0579 Cuerpo Nacional Contra la Corrupción	310.398.053					310.398.053
	- A0589 Fundación Movimiento por la Paz y la Vida	253.076.582					253.076.582
	- A0910 Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA)	983.905.357					983.905.357
	- A0931 Servicio Autónomo Fondo Nacional de Protección de Niños, Niñas y Adolescentes (FNPNNA)	46.050.000					46.050.000
	- A0950 Instituto Nacional de Servicios Sociales (INASS)	1.933.680.478					1.933.680.478
	- A1602 Fundación Misión Niño Jesús	273.600.000					273.600.000
	- A1604 Fundación Oficina Presidencial de Planes y Proyectos Especiales	109.792.355					109.792.355
4.07.03.00.00	Transferencias y donaciones de capital internas		316.954.109				316.954.109
4.07.03.03.00	Transferencias de capital internas al sector público		316.954.109				316.954.109
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales		316.954.109				316.954.109
	- A0369 Fundación Musical Simón Bolivar (Fundamúsical Bolivar)		316.954.109				316.954.109

PROYECTO:	COD. N.E: 128311 COD. PPTO: 370062000 Proveer de Apoyo Analítico-Informativo al Ejecutivo Nacional en Función de Neutralizar y Derrotar los planes desestabilizadores en Contra de la Nación.
UNIDAD DE MEDIDA:	Informe
CANTIDAD:	Fem.() Mas.() Total(1.052)
ASIGNACIÓN PRESUPUESTARIA:	179.910.763
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Fortalecer y afianzar las herramientas informativas que se le suministra al Presidente de la República Bolivariana de Venezuela para la toma de decisiones.
OBJETIVOS ESPECÍFICOS:	Unificar el flujo informativo sobre los aspectos estratégicos sensibles de Seguridad y Defensa del Estado, para contribuir a la custodia y resguardo integral de la Nación.
RESULTADO:	Informes y documentos valorativos, donde se expongan hechos y se propongan escenarios de acción, para la toma de decisiones del Ejecutivo, que faciliten y contribuyan a garantizar la seguridad integral de la nación.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	125.272.351					125.272.351
4.02	Materiales, suministros y mercancías	11.420.058					11.420.058
4.03	Servicios no personales	13.833.455					13.833.455
4.04	Activos reales	9.705.000					9.705.000
4.06	Gastos de defensa y seguridad del estado	19.679.899					19.679.899
	TOTAL	179.910.763					179.910.763

PROYECTO:	COD. N.E: 128351 COD. PPTO: 370064000 Seguimiento e Inspección de la Gestión de Gobierno en base a la supervisión, evaluación y control de las políticas públicas
UNIDAD DE MEDIDA:	Informe
CANTIDAD:	Fem.() Mas.() Total(2.216)
ASIGNACIÓN PRESUPUESTARIA:	70.000.000
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Realizar Inspección, evaluación, seguimiento y control de las instrucciones presidenciales, planes, proyectos, obras, programas y servicios que ejecuten los órganos y entes del poder ejecutivo, misiones, actividades que realizan los consejos comunales u otras formas de comunidades organizadas, para generar recomendaciones estratégicas oportunas que faciliten la toma de decisiones, con el fin de coadyuvar el logro d ela eficiencia y eficacia de la gestión del gobierno bolivariano.
OBJETIVOS ESPECÍFICOS:	Inspeccionar, verificar y revisar el cumplimiento de las actividades y metas de planes, instrucciones presidenciales, proyectos, programas, obras y servicios del poder ejecutivo nacional, consejo comunales y actividades que desarrollan las comunidades organizadas para mantener informado y facilitar la toma de decisiones al Presidente de la República y al Ministro al respecto a la Gestión de Gobierno
RESULTADO:	Alcanzar la efectividad dl 100% en el seguimiento, evaluación y suministro de informes que comprendan el avance de la ejecución de las políticas públicas en el estado venezolano y satisfacer a la población.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	31.144.000					31.144.000
4.03	Servicios no personales	33.355.500					33.355.500
4.04	Activos reales	5.500.500					5.500.500
	TOTAL	**70.000.000**					**70.000.000**

PROYECTO: COD. N.E: 128384 COD. PPTO: 370065000 Servicios de Seguridad, Custodia y Protección Presidencial.

UNIDAD DE MEDIDA: Dispositivo

CANTIDAD: Fem.() Mas.() Total(93)

ASIGNACIÓN PRESUPUESTARIA: 140.000.000

OBJETIVO HISTÓRICO: I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Prestar al Ciudadano Presidente de la República y a sus familiares inmediatos los honores asi como las distinciones que correspondan a su alta investidura de igual manera cumplir con la seguridad. Asimismo custodiar las instalaciones presidenciales y prestar los servicios de transporte aéreo a nivel nacional e internacional.

OBJETIVOS ESPECÍFICOS: Operacionalizar la protección integral en las movilizaciones nacionales e internacionales de los representantes del Ejecutivo Nacional.

RESULTADO: Seguridad, custodia y protección presidencial a Presidente, sus familiares inmediatos y los representantes del Gabinete Ministerial.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	13.740.000					13.740.000
4.02	Materiales, suministros y mercancías	55.357.154					55.357.154
4.03	Servicios no personales	50.816.489					50.816.489
4.04	Activos reales	5.259.622					5.259.622
4.06	Gastos de defensa y seguridad del estado	14.826.735					14.826.735
	TOTAL	140.000.000					140.000.000

PROYECTO: COD. N.E: 128401 COD. PPTO: 370066000 Fortalecimiento de la seguridad, defensa y desarrollo integral de la Nación

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.() Mas.() Total(132)

ASIGNACIÓN PRESUPUESTARIA: 120.576.919

OBJETIVO HISTÓRICO: I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Apoyar permanentemente al Presidente de la República, a los demás miembros del Consejo de Defensa de la Nación (CODENA) y aquellas otras instituciones que así establezcan las normas legales, mediante actividades administrativas, técnicas y de investigación, en los asuntos relacionados con la Seguridad de la Nación, de las instituciones y los ciudadanos, con el fin de facilitar las decisiones que permitan responder o anticiparse a los riesgos, amenazas y peligros que puedan presentarse, para crear un ambiente más propicio que facilite la construcción de una patria más justa, igualitaria, solidaria, humanizada, productiva, participativa y protagónica.

OBJETIVOS ESPECÍFICOS: Consolidar un sistema de análisis prospectivo, transversal y retrospectivo de los riesgos, amenazas y peligros basado en la eficiencia, eficacia y efectividad en la planificación y asesoramiento del Consejo de Defensa de la Nación y todas las instancias del poder público nacional, estadal, municipal y comunal, en todo lo relacionado a la seguridad, defensa y desarrollo integral de la Nación.

RESULTADO: Informe concluido

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	75.138.369					75.138.369
4.02	Materiales, suministros y mercancías	15.161.504					15.161.504
4.03	Servicios no personales	26.277.846					26.277.846
4.04	Activos reales	3.999.200					3.999.200
	TOTAL	**120.576.919**					**120.576.919**

PROYECTO:	COD. N.E: 130307 COD. PPTO: 370069000 Atención integral a las Comunidades Afrovenezolanas
UNIDAD DE MEDIDA:	Comunidad
CANTIDAD:	Fem.() Mas.() Total(690)
ASIGNACIÓN PRESUPUESTARIA:	57.911.087
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Superar la pobreza y atender integralmente a la población afrodescendiente del país, en situación de alta pobreza y máxima exclusión social
OBJETIVOS ESPECÍFICOS:	Articular las comunidades afrodescendientes en materia de educación, salud, vivienda, turismo y socioporoductivas con los entes del estado y nivel nacional
RESULTADO:	Atención integral a las comunidades afrodescendientes

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	33.616.079					33.616.079
4.02	Materiales, suministros y mercancías	4.847.117					4.847.117
4.03	Servicios no personales	2.235.087					2.235.087
4.04	Activos reales	17.212.804					17.212.804
	TOTAL	**57.911.087**					**57.911.087**

PROYECTO:	COD. N.E: COD. PPTO: 379999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	Bolivar
CANTIDAD:	Fem.() Mas.() Total(15.274.326.276)
ASIGNACIÓN PRESUPUESTARIA:	15.274.326.276
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar los Recursos Financieros para Asegurar la Ejecución de los Proyectos
OBJETIVOS ESPECÍFICOS:	Transferir a los Entes los Recursos Financieros para la Ejecución de los Proyectos
RESULTADO:	Recursos transferidos a los entes descentralizados para la ejecución de los proyectos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	14.957.372.167	316.954.109				15.274.326.276
	- 29444 segunda fase del programa de apoyo al centro de acción social por la música		316.954.109				316.954.109
	Fondo de Misiones	7.840.244.676					7.840.244.676
	Resto de Fuentes de Financiamiento	7.117.127.491					7.117.127.491
	TOTAL	**14.957.372.167**	**316.954.109**				**15.274.326.276**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	14.957.372.167	316.954.109				15.274.326.276
4.07.01.00.00	Transferencias y donaciones corrientes internas	14.957.372.167					14.957.372.167
4.07.01.03.00	Transferencias corrientes internas al sector público	14.957.372.167					14.957.372.167
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	14.957.372.167					14.957.372.167
	Fondo de Misiones	7.840.244.676					7.840.244.676
	- A0049 Instituto Nacional de Deporte (IND)	97.963.030					97.963.030
	- A0216 Fundación "Pueblo Soberano"	470.000.000					470.000.000
	- A0415 Fundación Misión Sucre	1.325.628.787					1.325.628.787
	- A0423 Fundación Misión Identidad	53.940.744					53.940.744
	- A0425 Fundación Samuel Robinson	808.406.449					808.406.449
	- A0428 Fundación Misión Piar	7.404.373					7.404.373
	- A0446 Fundación Misión Barrio Adentro	2.252.986.775					2.252.986.775
	- A0452 Fundación Misión Cultura	145.714.986					145.714.986
	- A0456 Fundación Misión Madres del Barrio Josefa Joaquina Sánchez	1.909.488.666					1.909.488.666
	- A0460 Fundación Misión Milagro	53.913.974					53.913.974
	- A0480 Fundación Misión Negra Hipólita	636.412.179					636.412.179
	- A0487 Fundación Gran Misión Saber y Trabajo	78.384.713					78.384.713
	Resto de Fuentes de Financiamiento	7.117.127.491					7.117.127.491
	- A0124 Consejo Nacional para las Personas con Discapacidad (CONAPDIS)	93.818.758					93.818.758
	- A0216 Fundación "Pueblo Soberano"	114.004.798					114.004.798
	- A0246 Servicio Desconcentrado de Administración y Gestión del Fondo de Ahorro Familiar e Inversión Social "Hijos de Venezuela"	94.514.558					94.514.558
	- A0308 Fundación "José Félix Ribas" (FUNDARIBAS)	144.426.526					144.426.526
	- A0369 Fundación Musical Simón Bolívar (Fundamusical Bolívar)	2.214.884.862					2.214.884.862

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	- A0411 Fundación Pro-Patria 2000	1.000.000					1.000.000
	- A0480 Fundación Misión Negra Hipólita	479.459.757					479.459.757
	- A0484 Fundación Nacional El Niño Simón	913.705.248					913.705.248
	- A0539 Fundación Movimiento Nacional de Teatro para Niñas, Niños y Jóvenes, César Rengifo	36.212.892					36.212.892
	- A0540 Fundación Misión José Gregorio Hernández	134.376.641					134.376.641
	- A0555 Instituto de Altos Estudios del Pensamiento del Comandante Supremo Hugo Rafael Chávez Frías	24.941.314					24.941.314
	- A0579 Cuerpo Nacional Contra la Corrupción	76.537.892					76.537.892
	- A0589 Fundación Movimiento por la Paz y la Vida	171.478.705					171.478.705
	- A0910 Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA)	825.785.994					825.785.994
	- A0931 Servicio Autónomo Fondo Nacional de Protección de Niños, Niñas y Adolescentes (FNPNNA)	46.050.000					46.050.000
	- A0950 Instituto Nacional de Servicios Sociales (INASS)	1.543.212.814					1.543.212.814
	- A1602 Fundación Misión Niño Jesús	138.400.000					138.400.000
	- A1604 Fundación Oficina Presidencial de Planes y Proyectos Especiales	64.316.732					64.316.732
4.07.03.00.00	Transferencias y donaciones de capital internas		316.954.109				316.954.109
4.07.03.03.00	Transferencias de capital internas al sector público		316.954.109				316.954.109
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales		316.954.109				316.954.109
	- A0369 Fundación Musical Simón Bolívar (Fundamusical Bolívar)		316.954.109				316.954.109

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.521.243.565					1.521.243.565
4.03	Servicios no personales	90.536.174					90.536.174
	TOTAL	1.611.779.739					1.611.779.739

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	370.981.958					370.981.958
4.03	Servicios no personales	291.816.092					291.816.092
4.04	Activos reales	47.176.656					47.176.656
4.06	Gastos de defensa y seguridad del estado	6.000.000					6.000.000
4.07	Transferencias y donaciones	3.958.614.186					3.958.614.186
	TOTAL	4.674.588.892					4.674.588.892

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	3.513.396.968					3.513.396.968
4.07.01.00.00	Transferencias y donaciones corrientes internas	3.513.396.968					3.513.396.968
4.07.01.03.00	Transferencias corrientes internas al sector público	3.513.396.968					3.513.396.968
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.513.396.968					3.513.396.968
	- A0124 Consejo Nacional para las Personas con Discapacidad (CONAPDIS)	93.040.443					93.040.443
	- A0216 Fundación "Pueblo Soberano"	408.879.977					408.879.977
	- A0306 Fundación "José Félix Ribas" (FUNDARIBAS)	76.700.435					76.700.435
	- A0369 Fundación Musical Simón Bolívar (Fundamusical Bolívar)	798.238.434					798.238.434
	- A0411 Fundación Pro-Patria 2000	112.439.866					112.439.866
	- A0480 Fundación Misión Negra Hipólita	492.127.508					492.127.508
	- A0484 Fundación Nacional El Niño Simón	367.124.438					367.124.438
	- A0539 Fundación Movimiento Nacional de Teatro para Niñas, Niños y Jóvenes, César Rengifo	46.212.892					46.212.892
	- A0540 Fundación Misión José Gregorio Hernández	56.688.792					56.688.792
	- A0555 Instituto de Altos Estudios del Pensamiento del Comandante Supremo Hugo Rafael Chávez Frías	17.223.495					17.223.495
	- A0579 Cuerpo Nacional Contra la Corrupción	233.860.161					233.860.161
	- A0589 Fundación Movimiento por la Paz y la Vida	81.597.877					81.597.877
	- A0910 Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA)	158.119.363					158.119.363
	- A0950 Instituto Nacional de Servicios Sociales (INASS)	390.467.664					390.467.664
	- A1602 Fundación Misión Niño Jesús	135.200.000					135.200.000
	- A1604 Fundación Oficina Presidencial de Planes y Proyectos Especiales	45.475.623					45.475.623

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	180.240.118					180.240.118
	TOTAL	**180.240.118**					**180.240.118**

ACCIÓN CENTRALIZADA: Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	5.000.000					5.000.000
	TOTAL	**5.000.000**					**5.000.000**

38

Consejo Moral Republicano

CONSEJO MORAL REPUBLICANO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Consejo Moral Republicano es un Órgano del Poder Ciudadano, integrado por el Defensor o Defensora del Pueblo, el Fiscal o la Fiscal General de la República, y el Contralor o Contralora de la República, que a su vez representan los órganos que integran el Poder Ciudadano. Su funcionamiento está establecido por la Ley Orgánica del Poder Ciudadano.

Entre sus competencias podemos señalar el de velar por la educación de los ciudadanos, en cuyo proceso se debe sembrar el respeto y el amor a la constitución, procurando garantizar el ejercicio de los derechos y deberes constitucionales, que consolide los valores de libertad, independencia, paz, solidaridad, el bien común, la integridad territorial, la convivencia y la pertenencia de las leyes para ésta y las futuras generaciones.

En el ejercicio económico 2016, orienta sus recursos basado en la racionalización del gasto público, a través de las siguientes estrategias:

- Impulsar la prevención, investigación y sanción de los hechos que atentan contra la ética pública y moral administrativa, a partir de la articulación de los órganos que conforman el Poder Ciudadano.

- Velar por la buena gestión y la legalidad en el uso del patrimonio público; así como por el cumplimiento y la aplicación del principio de la legalidad en toda la actividad administrativa del Estado.

- Promover la educación como proceso creador de la ciudadanía, así como las actividades pedagógicas dirigidas al conocimiento y estudio de la Constitución de la República Bolivariana de Venezuela, a través del relanzamiento del Programa de Formación Ciudadana que lleva a cabo la Institución.

- Garantizar la presencia del Consejo Moral Republicano, como órgano de expresión del Poder Ciudadano, a nivel nacional a través de la apertura de oficinas regionales.

- Investigar los hechos de Violación de los Derechos Humanos y los Delitos de Lesa Humanidad durante los años 1958 a 1998, a través de la Comisión por la Justicia y la Verdad.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
N.E.	Ppto.		Unidad de Medida	Cant.	Género		Ingresos Ordinarios	Ingresos Extraordinarios				
					Fem.	Masc.		Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
129360	380031000	Comisión por la Justicia y la Verdad	expediente	100			1.654.409					1.654.409
129301	380032000	Formación Cívica y Fortalecimiento de Valores en la Escuela, la Familia, la Comunidad y en los Funcionarios Públicos.	actividad	1.200			5.762.981					5.762.981
TOTAL							7.417.390					7.417.390

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
380001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	7.376.729					7.376.729
380002000	Gestión administrativa	2.255.178					2.255.178
TOTAL		9.631.907					9.631.907

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**14**	**3**	**2**	**19**	**2.063.192**		**2.063.192**
Alto Nivel y de Dirección	4			4	861.111		861.111
Profesional y Técnico	5	2	2	9	712.331		712.331
Personal Administrativo	4			4	383.583		383.583
Obrero	1	1		2	106.167		106.167
Personal Contratado	**36**	**15**		**51**	**3.691.742**		**3.691.742**
Profesional y Técnico	1			1	94.705		94.705
Personal Administrativo	2	5		7	561.141		561.141
Personal Docente	33	10		43	3.035.896		3.035.896
TOTAL	**50**	**18**	**2**	**70**	**5.754.934**		**5.754.934**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	13.639.437					13.639.437
4.02	Materiales, suministros y mercancias	1.077.607					1.077.607
4.03	Servicios no personales	2.332.253					2.332.253
	TOTAL	17.049.297					17.049.297

PROYECTO:	COD. N.E: 129360 COD. PPTO: 380031000 Comisión por la Justicia y la Verdad
UNIDAD DE MEDIDA:	expediente
CANTIDAD:	Fem.() Mas.() Total(100)
ASIGNACIÓN PRESUPUESTARIA:	1.654.409
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "La Mayor Suma de Felicidad Posible, la Mayor Suma de Seguridad Social y la Mayor Suma de Estabilidad Política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Promover la ética pública, la moral administrativa, los valores tradicionales, la formación ciudadana en los diferentes espacios de la sociedad venezolana.
OBJETIVOS ESPECÍFICOS:	Establecer mecanismos para garantizar el derecho a la verdad, sancionar a los responsables de los hechos de violación de los derechos humanos, delitos de lesa humanidad, así como el rescate de la memoria histórica, reivindicación moral, social, política al honor y a la dignidad de las víctimas de la represión que se generó entre los años 1958-1998.
RESULTADO:	Reivindicación moral, social y política al honor y la dignidad de las víctimas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.377.687					1.377.687
4.02	Materiales, suministros y mercancías	75.734					75.734
4.03	Servicios no personales	200.988					200.988
	TOTAL	1.654.409					1.654.409

PROYECTO:	COD. N.E: 129301 COD. PPTO: 380032000 Formación Cívica y Fortalecimiento de Valores en la Escuela, la Familia, la Comunidad y en los Funcionarios Públicos.
UNIDAD DE MEDIDA:	actividad
CANTIDAD:	Fem.() Mas.() Total(1.200)
ASIGNACIÓN PRESUPUESTARIA:	5.762.981
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "La Mayor Suma de Felicidad Posible, la Mayor Suma de Seguridad Social y la Mayor Suma de Estabilidad Política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Contribuir en la formación ciudadana y fortalecimiento de los valores universales y democráticos así como al respeto de los derechos humanos para profundizar su práctica en los diferentes ámbitos de la sociedad venezolana.
OBJETIVOS ESPECÍFICOS:	Promover la ética pública, la moral administrativa, los valores tradicionales y formación ciudadana en los diferentes espacios de la sociedad venezolana.
RESULTADO:	Formación cívica y fortalecimiento de valores en la escuela, la familia, la comunidad y en los funcionarios públicos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	4.887.138					4.887.138
4.02	Materiales, suministros y mercancías	46.000					46.000
4.03	Servicios no personales	829.843					829.843
	TOTAL	**5.762.981**					**5.762.981**

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	7.374.612					7.374.612
4.03	Servicios no personales	2.117					2.117
	TOTAL	7.376.729					7.376.729

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	955.873					955.873
4.03	Servicios no personales	1.299.305					1.299.305
	TOTAL	2.255.178					2.255.178

39

Superintendencia Nacional de Auditoría Interna

SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Presupuesto para el Ejercicio Económico Financiero 2016 de la Superintendencia Nacional de Auditoría Interna (SUNAI), fue elaborado tomando en consideración los lineamientos del Ejecutivo Nacional, de conformidad con las disposiciones establecidas en la Constitución de la República Bolivariana de Venezuela, Ley Orgánica de la Administración Pública, Decreto con Rango, Valor y Fuerza de Ley Orgánica de la Administración Financiera del Sector Público, Ley Orgánica de la Contraloría General de la República y del Sistema Nacional de Control Fiscal, en concordancia con las orientaciones de los Ministerios del Poder Popular de Planificación y de Economía y Finanzas, éste último a través de la Oficina Nacional de Presupuesto. En tal sentido, orientará su política presupuestaria, manteniendo criterios de austeridad en la aplicación de los recursos asignados, buscando maximizar el ahorro en la distribución y ejecución del gasto en el cumplimiento de las metas fijadas.

El Plan Operativo Anual (POA) está conformado por seis (6) proyectos estratégicos, necesarios para el cumplimiento de la misión de la Superintendencia Nacional de Auditoría Interna (SUNAI) y están articulados con el II Gran Objetivo Histórico de Continuar construyendo el Socialismo Bolivariano del Siglo XXI en Venezuela, como alternativa al modelo salvaje del capitalismo y con ello asegurar la "mayor suma de seguridad social, mayor suma estabilidad política y la mayor suma de felicidad" para nuestro pueblo contemplado en las "Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", ello en virtud de profundizar la transformación de la Administración Pública, forjando una cultura revolucionaria de servicio público y transparencia en la gestión de Gubernamental a través del fortalecimiento de los sistemas de control interno y el impulso a la participación de los ciudadanos en auditoría y control social.

Para el año 2016 la Superintendencia Nacional de Auditoría, prevé ejecutar los siguientes Proyectos:

- **Asesoramiento a los Órganos y Entes de la Administración Pública Nacional para la implementación del Sistema de Control Interno.**

La meta del proyecto es de dos mil cien (2.100) funcionarios capacitados en materia de control interno, en cumplimiento de las competencias atribuidas en el Decreto con Rango, Valor y Fuerza de la Ley Orgánica de la Administración Financiera del Sector Público a la Superintendencia Nacional de Auditoria Interna, brindando asesoramiento a las máximas autoridades y capacitando a los funcionarios de los Órganos y Entes de la Administración Pública Nacional, para que implementen el Sistema de Control Interno eficaz y eficiente, con el marco de la normativa legal vigente, disminuyan los riesgos inherentes a las operaciones, para alcanzar los objetivos y metas del Proyecto Estratégico Institucional (PEI), y optimicen la transparencia y calidad de la gestión pública, contribuyendo de este modo en la lucha contra la corrupción y la burocracia administrativa.

- **Fortalecimiento de las Unidades de Auditoría Interna en los Órganos y Entes de la Administración Pública Nacional**

La meta del proyecto es de cuatro mil ciento treinta y cuatro (4.134) asesorías a los Órganos y Entes de la Administración Pública Nacional, enfocado en la necesidad de mantener líneas de comunicación con las Unidades de Auditoría Interna de la Administración Pública Nacional que ya envían información a esta Superintendencia, de acuerdo con las atribuciones que nos confiere el Decreto con Rango, Valor y Fuerza de Ley Orgánica de la Administración Financiera del Sector Público. Asimismo, el de exhortar a todas aquellas instituciones públicas que aún no tienen constituida su Unidad de Auditoría Interna,

para que la desarrollen y al mismo tiempo, establecer los mecanismos de coordinación para las actividades que deben realizar, todo ello enmarcado en los objetivos estratégicos emanados de la Vicepresidencia Ejecutiva de la República Bolivariana de Venezuela.

- **Actuaciones de Control en los Órganos y Entes de la Administración Pública Nacional (APN)**

La meta del proyecto es de veinte (20) actuaciones de control en los Órganos y Entes de la Administración Pública Nacional, a través de la ejecución de auditorías para evaluar su organización y funcionamiento, a fin de emitir las recomendaciones pertinentes a través de informes de resultados con base en los hallazgos obtenidos y con correctivos que deben ser aplicados para optimizar el funcionamiento del Sistema de Control Interno del Organismo o Ente evaluado.

- **Impulso en el Uso de Herramientas para el Control y la Auditoría Social en la Ciudadanía**

La meta del proyecto es de realizar veinte (20) actividades de formación a ciudadanos y ciudadanas en materia de Control y Auditoría Social, en el marco de la construcción del Nuevo Modelo Socialista del Siglo XXI, mediante la ejecución de talleres teóricos prácticos dirigidos al Poder Popular, además de la realización de simposios, foros, sensibilizaciones. Eventos formativos éstos cuya finalidad es colocar la participación ciudadana como mecanismo para realizar acciones de monitoreo, verificación, evaluación y seguimiento para así garantizar la provisión de bienes y servicios públicos en concordancia con las demandas sociales y los planes de desarrollo, logrando un impacto en la gestión de gobierno transparente y eficiente al servicio de los ciudadanos.

- **Fortalecimiento con Tecnología de Información del área de Auditoría, Control Interno y Unidades de Apoyo de la Superintendencia Nacional de Auditoria Interna (Sunai)**

La meta del proyecto es un (01) sistema optimizado, con el cual se propone, soluciones tecnológicas (software) orientadas al área de Auditoría y Control Interno, así como en las áreas de apoyo de la Superintendencia Nacional de Auditoria Interna (Sunai), las cuales permitirán alinear la toma de decisiones y contribuirán a garantizar la consecución de los objetivos de las políticas públicas, por medio del control, evaluación y seguimiento del funcionamiento del sistema de control interno.

- **Realizar seguimiento de las políticas públicas a los Órganos y Entes de la Administración Pública Nacional y vigilar su correcta aplicación**

La meta del proyecto es el de prestar veinticuatro (24) asesorías a los Órganos y Entes de la Administración Pública Nacional, haciendo seguimiento, difusión, promoción y vigilancia a políticas dictadas por órganos rectores de los Sistemas de Administración Financiera del Sector Público Nacional de acuerdo con las atribuciones otorgadas en el artículo 146, del Decreto con Rango, Valor y Fuerza de Ley Orgánica de la Administración Financiera del Sector Público, promoviendo un clima favorable al logro de los objetivos enmarcados en "las Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019".

RESUMEN DE PROYECTOS DEL ÓRGANO DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código N.E	Código Ppto.	Denominación	Meta: Unidad de Medida	Meta: Cant.	Género: Fem.	Género: Masc.	Fecha de Inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
119825	390030000	Asesoramiento a los Órganos y Entes de la Administración Pública Nacional para la implementación del Sistema de Control Interno.	capacitación	8.240	4.944	3.296	01/01/2014	31/12/2016	5.653.807	5.981.635			11.635.442
119848	390031000	Impulso en el Uso de Herramientas para el Control y la Auditoría Social en la Ciudadanía.	actividad	62			02/01/2014	31/12/2016	5.653.211	4.005.256			9.658.467
119844	390032000	Fortalecimiento con Tecnología de Información el Área de Auditoría, Control Interno y Unidades de Apoyo de la Superintendencia Nacional de Auditoría Interna.	sistema	1			01/01/2014	31/12/2016	7.640.078	4.976.173			12.616.251
119838	390033000	Fortalecimiento de las Unidades de Auditoría Interna en los Órganos y Entes de la Administración Pública Nacional.	asesoría	4.134			01/01/2014	31/12/2016	8.300.692	8.640.028			16.940.720
119837	390034000	Actuaciones de Control en los Órganos y Entes de la Administración Pública Nacional.	actuación	56			01/01/2014	31/12/2016	6.596.581	1.690.464			8.287.045
TOTAL									33.844.369	25.293.556			59.137.925

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
N.E.	Ppto.		Unidad de Medida	Cant.	Género Fem.	Género Masc.	Ingresos Ordinarios	Ingresos Extraordinarios: Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
119825	390030000	Asesoramiento a los Órganos y Entes de la Administración Pública Nacional para la implementación del Sistema de Control Interno.	capacitación	8.240	4.944	3.296	5.981.635					5.981.635
119848	390031000	Impulso en el Uso de Herramientas para el Control y la Auditoría Social en la Ciudadanía.	actividad	62			4.005.256					4.005.256
119844	390032000	Fortalecimiento con Tecnología de Información el Área de Auditoría, Control Interno y Unidades de Apoyo de la Superintendencia Nacional de Auditoria Interna.	sistema	1			4.976.173					4.976.173
119838	390033000	Fortalecimiento de las Unidades de Auditoría Interna en los Órganos y Entes de la Administración Pública Nacional.	asesoría	4.134			8.640.028					8.640.028
119837	390034000	Actuaciones de Control en los Órganos y Entes de la Administración Pública Nacional.	actuación	56			1.690.464					1.690.464
129377	390035000	Realizar seguimiento de las Políticas Públicas a los Órganos y entes de la Administración Pública Nacional y vigilar su correcta aplicación.	asesoría	24			1.658.815					1.658.815
TOTAL							**26.952.371**					**26.952.371**

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
390001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	38.964.593					38.964.593
390002000	Gestión administrativa	10.371.331					10.371.331
390003000	Previsión y protección social	1.371.526					1.371.526
	TOTAL	50.707.450					50.707.450

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	37	38		75	6.873.774	3.729.597	10.603.371
Alto Nivel y de Dirección	1			1	406.988		406.988
Directivo	9	13		22	3.560.038	2.231.989	5.792.027
Profesional y Técnico	13	15		28	1.293.350	671.372	1.964.722
Personal Administrativo	14	10		24	1.613.398	826.236	2.439.634
Personal Contratado	12	9		21	2.277.318		2.277.318
Profesional y Técnico	12	9		21	2.277.318		2.277.318
TOTAL	49	47		96	9.151.092	3.729.597	12.880.689

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	3	1	4	**427.488**
Empleados	3	1	4	427.488
Jubilados	6	3	9	**944.038**
Empleados	6	3	9	944.038
TOTAL	9	4	13	1.371.526

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	58.254.357					58.254.357
4.02	Materiales, suministros y mercancías	5.497.667					5.497.667
4.03	Servicios no personales	11.592.249					11.592.249
4.04	Activos reales	803.022					803.022
4.07	Transferencias y donaciones	1.512.526					1.512.526
	TOTAL	77.659.821					77.659.821

PROYECTO: COD. N.E: 119825 COD. PPTO: 390030000 Asesoramiento a los Órganos y Entes de la Administración Pública Nacional para la implementación del Sistema de Control Interno.

UNIDAD DE MEDIDA: capacitación

CANTIDAD: Fem.(4.944) Mas.(3.296) Total(8.240)

ASIGNACIÓN PRESUPUESTARIA: 5.981.635

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Asesorar técnicamente a los servidores de los Órganos y Entes de la Administración Pública Nacional en la Implementación del Sistema de Control Interno y en la designación de los Titulares de las Unidades de Auditoria Interna mejorando el uso eficiente de los recursos públicos.

OBJETIVOS ESPECÍFICOS: Promover la transparencia, eficiencia, eficacia y calidad de la Gestión Pública en los Órganos y Entes de la Administración Pública Nacional, orientando el fortalecimiento de su sistema de control interno.

RESULTADO: Servidores públicos capacitados en materia de Control Interno

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	5.038.621					5.038.621
4.02	Materiales, suministros y mercancias	471.507					471.507
4.03	Servicios no personales	471.507					471.507
	TOTAL	5.981.635					5.981.635

PROYECTO:	COD. N.E: 119848 COD. PPTO: 390031000 Impulso en el Uso de Herramientas para el Control y la Auditoria Social en la Ciudadania.
UNIDAD DE MEDIDA:	actividad
CANTIDAD:	Fem.(0) Mas.(0) Total(62)
ASIGNACIÓN PRESUPUESTARIA:	4.005.256
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Contribuir al empoderamiento del Poder Popular en la Gestión de Gobierno, a través de un proceso de orientación, asesoria y formación en materia de participación ciudadana y control social, que les permita participar activamente y en forma eficiente en el control de la Gestión Pública.
OBJETIVOS ESPECÍFICOS:	Empoderamiento de la ciudadanía facilitando herramientas para ejercer el control y la auditoría social como mecanismo de participación ciudadana y estrategia para garantizar la eficiencia y transparencia en la Gestión Pública y en la Gestión Social.
RESULTADO:	Ejecución de 92 talleres y 28 eventos formativos dirigidos a los consejos comunales y/o a las comunidades organizadas vinculadas al trabajo comunitario para fomentar la participación ciudadana, lo que permita ejecutar las herramientas de Control y Auditoria Social.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	3.200.477					3.200.477
4.02	Materiales, suministros y mercancías	331.889					331.889
4.03	Servicios no personales	331.890					331.890
4.07	Transferencias y donaciones	141.000					141.000
	TOTAL	**4.005.256**					**4.005.256**

PROYECTO:	COD. N.E: 119844 COD. PPTO: 390032000 Fortalecimiento con Tecnología de Información el Área de Auditoría, Control Interno y Unidades de Apoyo de la Superintendencia Nacional de Auditoría Interna.
UNIDAD DE MEDIDA:	sistema
CANTIDAD:	Fem.(0) Mas.(0) Total(1)
ASIGNACIÓN PRESUPUESTARIA:	4.976.173
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Colaborar con la Contraloria General de la República como Órgano Rector del Sistema Nacional de Control Fiscal, en el desarrollo del marco normativo y técnico, acompañado de la metodología, procedimientos e instrumentos para el diseño, implantación, funcionamiento y evaluación del Sistema de Control Interno, adecuado a la naturaleza, estructura, objetivos y fines de los Órganos y Entes de la Administración Pública Nacional simplificando los procedimientos de la Administración Pública.
OBJETIVOS ESPECÍFICOS:	Modernización de la plataforma Tecnológica, Diseño, desarrollo e implementación de sistemas de información en materia de Control Interno y Auditoría en la Superintendencia Nacional de Auditoria Interna con el fin de fortalecer los mecanismos de Control Interno de la Administración Pública
RESULTADO:	Un (01) Sistema optimizado

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	4.173.151					4.173.151
4.04	Activos reales	803.022					803.022
	TOTAL	**4.976.173**					**4.976.173**

PROYECTO: COD. N.E: 119838 COD. PPTO: 390033000 Fortalecimiento de las Unidades de Auditoria Interna en los Órganos y Entes de la Administración Pública Nacional.

UNIDAD DE MEDIDA: asesoria

CANTIDAD: Fem.(0) Mas.(0) Total(4.134)

ASIGNACIÓN PRESUPUESTARIA: 8.640.028

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Colaborar con la Contraloría General de la República como órgano rector del Sistema Nacional de Control Fiscal, en el desarrollo del marco normativo y técnico, acompañado de la metodologia, procedimientos e instrumentos para el diseño, implantación, funcionamiento y evaluación del Sistema de Control Interno, adecuado a la naturaleza, estructura, objetivos y fines de los Órganos y Entes de la Administración Pública Nacional simplificando los procedimientos de la Administración Pública.

OBJETIVOS ESPECÍFICOS: Seguimiento de las Unidades de Auditoria Interna en los Órganos y Entes de la Administración Pública Nacional, asi como de aquellos organismos que no poseen constituido el respectivo órgano de control fiscal interno, con el objetivo de contribuir al logro de la eficacia, la eficiencia y la transparencia en las organizaciones públicas, desde la perspectiva de orientación, asesoría y guía a las máximas autoridades jerárquicas que se verán reflejadas en la toma de decisiones.

RESULTADO: 162 Instituciones Públicas con sus Unidades de Auditoria Interna constituida.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	7.547.550					7.547.550
4.02	Materiales, suministros y mercancías	692.478					692.478
4.03	Servicios no personales	400.000					400.000
	TOTAL	**8.640.028**					**8.640.028**

PROYECTO:	COD. N.E: 119837 COD. PPTO: 390034000 Actuaciones de Control en los Órganos y Entes de la Administración Pública Nacional.
UNIDAD DE MEDIDA:	actuación
CANTIDAD:	Fem.(0) Mas.(0) Total(56)
ASIGNACIÓN PRESUPUESTARIA:	1.690.464
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Evaluar la implantación y funcionamiento del Sistema de Control Interno de los Órganos y Entes descentralizados funcionalmente de la Administración Pública Nacional revisando los marcos normativos y la actualización de los procesos y los sistemas a favor del ciudadano.
OBJETIVOS ESPECÍFICOS:	Realizar actuaciones de Control en los Órganos y Entes de la Administración Pública Nacional a los fines de fortalecer el Sistema de Control Interno.
RESULTADO:	El 44 % de las Instituciones del Estado Venezolano disponen de una Unidad de Auditoria Interna constituida.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	960.815					960.815
4.02	Materiales, suministros y mercancías	429.649					429.649
4.03	Servicios no personales	300.000					300.000
	TOTAL	**1.690.464**					**1.690.464**

PROYECTO:	COD. N.E: 129377 COD. PPTO: 390035000 Realizar seguimiento de las Politicas Públicas a los Órganos y entes de la Administración Pública Nacional y vigilar su correcta aplicación.
UNIDAD DE MEDIDA:	asesoría
CANTIDAD:	Fem.(0) Mas.(0) Total(24)
ASIGNACIÓN PRESUPUESTARIA:	1.658.815
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Asesorar técnicamente a los servidores de los Órganos y Entes de la Administración Pública Nacional en la Implementación del Sistema de Control Interno mejorando así el uso eficiente de los recursos públicos.
OBJETIVOS ESPECÍFICOS:	Realizar seguimiento, difusión, promoción y vigilancia a politicas dictadas por Órganos Rectores de los Sistemas de Administración Financiera del Sector Público Nacional, promoviendo un clima favorable al logro de los objetivos del Plan de la Patria.
RESULTADO:	Órganos y Entes de la Administración Pública Nacional fortalecidos en cuanto a las Políticas Públicas y su correcta aplicación e impacto en la sociedad.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	960.815					960.815
4.02	Materiales, suministros y mercancías	398.000					398.000
4.03	Servicios no personales	300.000					300.000
	TOTAL	**1.658.815**					**1.658.815**

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	36.372.928					36.372.928
4.03	Servicios no personales	2.591.665					2.591.665
	TOTAL	38.964.593					38.964.593

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancias	3.174.144					3.174.144
4.03	Servicios no personales	7.197.187					7.197.187
	TOTAL	10.371.331					10.371.331

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	1.371.526					1.371.526
	TOTAL	1.371.526					1.371.526

41

Ministerio del Poder Popular para la Alimentación

MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

En aras de continuar avanzando en el logro de las metas establecidas en el Plan de la Patria, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019, y enfocados en las prioridades del Ejecutivo Nacional en materia de Seguridad y Soberanía Alimentaria, la acción de Gobierno se dirigirá a promover el pleno abastecimiento garantizando a la población el acceso a los alimentos y bienes esenciales a precios justos, así como el fortalecimiento del Sistema de Distribución directa de los insumos y productos, atacando la especulación propia del capitalismo, para garantizar la satisfacción de las necesidades del pueblo. Este esfuerzo se orientará en el énfasis de la conformación del modelo económico productivo socialista, basado en el desarrollo de las fuerzas productivas y la consolidación y expansión del poder popular en materia alimentaria.

De acuerdo a las líneas de acción establecidas, los proyectos, acciones y metas que se ejecutarán permitirán el óptimo funcionamiento de la Misión Alimentación, permitiendo el acceso a los alimentos y fomentando una apropiada cultura nutricional en la población.

Para el año 2016, el presupuesto asignado al Ministerio del Poder Popular para la Alimentación asciende a la cantidad de Bs. 21.496.073.978, el cual se ha distribuido de la siguiente manera:

- **Acciones Centralizadas (Bs. 8.640.928.848):** Bs. 2.463.562.877 para gastos de funcionamiento del Ministerio del Poder Popular para la Alimentación, y el resto de los recursos estarán orientados a continuar con el apoyo y la consolidación de la Misión Alimentación, así como, al fortalecimiento de la capacidad del Poder Popular para asumir la producción, procesamiento, almacenamiento, comercialización y distribución de los alimentos, apoyando a los Entes Adscritos para garantizar su operatividad, por lo que se incluyen Bs. 3.584.927.757 de aportes para el Instituto Nacional de Nutrición (INN), Bs. 1.168.217.436 para la Fundación Programa de Alimentos Estratégicos (Fundaproal), Bs. 424.220.778 para la Superintendencia Nacional de Gestión Agroalimentaria (Sunagro) y Bs. 1.000.000.000 para la Red de Abastos Bicentenario, S.A. Estos últimos recursos serán invertidos en la adquisición de equipos menores y otros, los cuales son equipos indispensables para la fluidez de la operatividad diaria en las instalaciones de Centros de Distribución, Plataformas, Abastos y Grandes Abastos.
- **Aportes y transferencias para financiar los Proyectos de los Entes Descentralizados adscritos al Ministerio del Poder Popular para la Alimentación (Bs. 12.855.145.130):** Se asignan recursos para la ejecución de proyectos que se enmarcan en el área de política social y productiva alimentaria, dirigida fundamentalmente a mantener el abastecimiento permanente de alimentos de primera calidad y a precios justos para la población a través de la Red Mercal, reactivación y mejoramiento de las Unidades de Producción Social, fortalecimiento de la logística de almacenamiento y distribución, mantenimiento de las Casas de Alimentación, y promoción del cambio de los patrones de consumo de la población orientado al establecimiento de sanos hábitos alimentarios contribuyendo a disminuir la malnutrición y la obesidad. Estos recursos están distribuidos de la siguiente manera:

  - ✓ Corporación de Abastecimiento y Servicios Agrícolas, S.A. (La Casa, S.A.): El aporte será de Bs. 5.365.751.892 el cual será destinado a la compra de alimentos tanto nacionales como importados, para ser distribuidos a través de la Red Mercal, en el marco del Plan de Distribución de Alimentos a la Red Mercal. Este Plan tiene como principales acciones la comercialización y distribución de 14 rubros alimenticios de primera

necesidad a precios subsidiados, a través de un proceso de subasta que involucra operaciones de logística (transporte, seguro, empaqueta, servicios aduanales entre otros.

- ✓ Fundación Programa de Alimentos Estratégicos (Fundaproal): Bs.3.805.261.343 destinados a cubrir los gastos de funcionamiento y operatividad de las Casas de Alimentación, suministrándole alimentos no procesados para la elaboración de platos de comida que se entregan diariamente a los beneficiarios de las Casas de Alimentación conformadas a nivel nacional (aproximadamente 450.000 beneficiarios), entrega de bolsas solidarias de comida, gastos de servicios básicos y cancelación de la beca ayuda a las procesadoras de alimentos de las Casas. Del mismo modo, se promoverá la formación de 161.350 personas para su organización y ejecución de proyectos socio-productivos.
- ✓ Instituto Nacional de Nutrición (INN): Bs. 664.962.284, para el desarrollo de investigaciones para valorar la calidad de los alimentos y la elaboración de nuevos productos de alto aporte nutricional, formar técnicos profesionales y especialistas en área agroalimentaria y nutricional con alto perfil social, que contribuyan a la construcción, rescate, valoración y promoción del nuevo paradigma de cultura alimentaria y nutricional de Venezuela, procurar una difusión masiva de los valores y hábitos de consumo alimentario saludable, constitución de espacios activos y nutritivos para mejorar las prácticas alimentarias y la actividad física y promoción del nuevo paradigma de cultura alimentaria y nutricional, orientada a mejorar o mantener el estado nutricional y la calidad de vida de las comunidades. Todas estas acciones en el marco de garantizar el derecho a la alimentación y nutrición, cubriendo los requerimientos y necesidades de la población, con énfasis en los grupos vulnerables y los sectores excluidos.
- ✓ Corporación Venezolana de Alimentos, S.A. (Cval, S.A.) y Empresas Filiales: Bs. 1.126.499.882, los cuales serán empleados en la reactivación de las plantas procesadoras y Unidades de Producción Social pertenecientes a la Corporación y sus empresas filiales, con el objeto de aumentar la producción de cereales, carne de pollo y porcinos, elaboración de productos lácteos y otros rubros agroindustriales.
- ✓ Fabrica Procesadora de Sábila de Venezuela, S.A. (Sabilven): Bs. 58.786.329, dirigidos al procesamiento de gel y bebidas a base de aloe vera, alimentos deshidratados y envasado de agua mineral.
- ✓ Centro de Almacenes Congelados, C.A. (Cealco): Bs. 175.347.487, que serán destinados a la mejora y adecuaciones de la infraestructura, maquinaria y equipos de las plantas de Cealco.
- ✓ Comercializadora y Distribuidora Red Venezuela, C.A. (CDR Venezuela): Bs. 828.004.446. Estos recursos serán destinarlos a la construcción y puesta en marcha de un centro de producción de alimentos (harinas mezcla) en el estado Falcón.
- ✓ Logística Casa Logicasa, S.A.: Bs. 726.531.467. Recursos previstos para aumentar la capacidad operativa de Logicasa para la descarga de buques a granel a través de la adquisición de equipos y el acondicionamiento de un patio de contenedores.
- ✓ Superintendencia Nacional de Gestión Agroalimentaria (Sunagro): Bs. 104.000.000. Estos recursos estarán destinados a consolidar los mecanismos de control y fiscalización del sistema agroalimentario.

El resto de los entes que conforman la Misión Alimentación (Mercal, Pdval, Venalcasa, Red de Abastos Bicentenario, Industrias Diana y Lácteos Los Andes) apoyarán y potenciarán la política alimentaria en todos sus aspectos, tanto en la producción y distribución de alimentos, a través de recursos propios que se generen de su operatividad y otras fuentes de financiamiento.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
								Ingresos Extraordinarios				
N.E.	Ppto.		Unidad de Medida	Cant.	Género		Ingresos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
					Fem.	Masc.						
	419999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolivar	12.855.145.130			12.855.145.130					12.855.145.130
TOTAL							12.855.145.130					12.855.145.130

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
410001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	673.565.482					673.565.482
410002000	Gestión administrativa	7.959.982.732					7.959.982.732
410003000	Previsión y Protección Social	7.380.634					7.380.634
TOTAL		8.640.928.848					8.640.928.848

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos F	N° de Cargos M	N° de Cargos V	N° de Cargos Total	Sueldos/Salarios	Compensaciones	Presupuesto 2016
Personal Fijo a Tiempo Completo	**205**	**262**	**147**	**614**	**98.857.380**	**2.000.000**	**100.857.380**
Altos Funcionarios y de Elección Popular		1		1	147.484		147.484
Alto Nivel y de Dirección	1	1		2	442.453		442.453
Directivo	48	38	16	102	33.901.922		33.901.922
Profesional y Técnico	124	99	131	354	40.000.000	1.000.000	41.000.000
Personal Administrativo	14	11		25	8.000.000		8.000.000
Obrero	18	112		130	16.365.521	1.000.000	17.365.521
Personal Contratado	**83**	**86**		**169**	**29.268.305**		**29.268.305**
Profesional y Técnico	83	86		169	29.268.305		29.268.305
TOTAL	**288**	**348**	**147**	**783**	**128.125.685**	**2.000.000**	**130.125.685**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**1**	**1**	**2**	**2.397.640**
Empleados	1	1	2	2.397.640
Jubilados	**6**	**3**	**9**	**4.982.994**
Empleados	6	3	9	4.982.994
TOTAL	7	4	11	7.380.634

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	663.650.144					663.650.144
4.02	Materiales, suministros y mercancias	423.542.049					423.542.049
4.03	Servicios no personales	551.948.140					551.948.140
4.04	Activos reales	796.041.910					796.041.910
4.07	Transferencias y donaciones	19.059.891.735					19.059.891.735
4.11	Disminución de pasivos	1.000.000					1.000.000
	TOTAL	21.496.073.978					21.496.073.978

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	19.032.511.101					19.032.511.101
4.07.01.00.00	Transferencias y donaciones corrientes internas	18.729.030.710					18.729.030.710
4.07.01.03.00	Transferencias corrientes internas al sector público	18.729.030.710					18.729.030.710
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	9.448.109.207					9.448.109.207
	- A0057 Instituto Nacional de Nutrición (INN)	4.142.285.090					4.142.285.090
	- A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)	4.777.603.339					4.777.603.339
	- A0575 Superintendencia Nacional de Gestión Agroalimentaria (SUNAGRO)	528.220.778					528.220.778
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	9.280.921.503					9.280.921.503
	- A0222 Red de Abastos Bicentenario, S.A.	1.000.000.000					1.000.000.000
	- A0273 Fabrica para el Procesamiento de Sábila de Venezuela, S.A. (SABILVEN)	58.786.329					58.786.329
	- A0537 Comercializadora y Distribuidora Red Venezuela, C.A.	828.004.446					828.004.446
	- A0641 Corporación de Abastecimiento y Servicios Agrícolas, S.A. (LA CASA)	5.365.751.892					5.365.751.892
	- A1257 Logística Casa LOGICASA, S.A.	726.531.467					726.531.467
	- A1295 Empresa Mixta Socialista Arroz del Alba, S.A.	326.675.747					326.675.747
	- A1298 Empresa Mixta Socialista Avícola del Alba, S.A.	67.002.521					67.002.521
	- A1502 Empresa Mixta Socialista Lácteos del Alba, S.A.	148.532.784					148.532.784
	- A1522 Empresa Mixta Socialista Porcinos del Alba, S.A.	85.983.141					85.983.141
	- A1525 Empresa Mixta Socialista Pesquera Industrial del Alba, S.A.	163.388.255					163.388.255
	- A1545 Corporación Venezolana de Alimentos, S.A. (CVAL, S.A.)	334.917.434					334.917.434
	- A1556 Centro de Almacenes Congelados, C.A. (CEALCO)	175.347.487					175.347.487
4.07.03.00.00	Transferencias y donaciones de capital internas	303.480.391					303.480.391
4.07.03.03.00	Transferencias de capital internas al sector público	303.480.391					303.480.391
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	303.480.391					303.480.391
	- A0057 Instituto Nacional de Nutrición (INN)	107.604.951					107.604.951
	- A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)	195.875.440					195.875.440

PROYECTO:	COD. N.E: COD. PPTO: 419999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	Bolivar
CANTIDAD:	Fem.() Mas.() Total(12.855.145.130)
ASIGNACIÓN PRESUPUESTARIA:	12.855.145.130
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar los Recursos Financieros para Asegurar la Ejecución de los Proyectos
OBJETIVOS ESPECÍFICOS:	Transferir a los Entes los Recursos Financieros para la Ejecución de los Proyectos
RESULTADO:	Recursos transferidos a los entes descentralizados para la ejecución de los proyectos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	12.855.145.130					12.855.145.130
	TOTAL	**12.855.145.130**					**12.855.145.130**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	12.855.145.130					12.855.145.130
4.07.01.00.00	Transferencias y donaciones corrientes internas	12.639.230.939					12.639.230.939
4.07.01.03.00	Transferencias corrientes internas al sector público	12.639.230.939					12.639.230.939
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.358.309.436					4.358.309.436
	- A0057 Instituto Nacional de Nutrición (INN)	571.163.333					571.163.333
	- A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)	3.683.146.103					3.683.146.103
	- A0575 Superintendencia Nacional de Gestión Agroalimentaria (SUNAGRO)	104.000.000					104.000.000
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	8.280.921.503					8.280.921.503
	- A0273 Fabrica para el Procesamiento de Sábila de Venezuela, S.A. (SABILVEN)	58.786.329					58.786.329
	- A0537 Comercializadora y Distribuidora Red Venezuela, C.A.	828.004.446					828.004.446
	- A0641 Corporación de Abastecimiento y Servicios Agrícolas, S.A. (LA CASA)	5.365.751.892					5.365.751.892
	- A1257 Logística Casa LOGICASA, S.A.	726.531.467					726.531.467
	- A1295 Empresa Mixta Socialista Arroz del Alba, S.A.	326.675.747					326.675.747
	- A1298 Empresa Mixta Socialista Avícola del Alba, S.A.	67.002.521					67.002.521
	- A1502 Empresa Mixta Socialista Lácteos del Alba, S.A.	148.532.784					148.532.784
	- A1522 Empresa Mixta Socialista Porcinos del Alba, S.A.	85.983.141					85.983.141
	- A1525 Empresa Mixta Socialista Pesquera Industrial del Alba, S.A.	163.388.255					163.388.255
	- A1545 Corporación Venezolana de Alimentos, S.A. (CVAL, S.A.)	334.917.434					334.917.434
	- A1556 Centro de Almacenes Congelados, C.A. (CEALCO)	175.347.487					175.347.487
4.07.03.00.00	Transferencias y donaciones de capital internas	215.914.191					215.914.191
4.07.03.03.00	Transferencias de capital internas al sector público	215.914.191					215.914.191
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	215.914.191					215.914.191
	- A0057 Instituto Nacional de Nutrición (INN)	93.798.951					93.798.951
	- A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)	122.115.240					122.115.240

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	663.650.144					663.650.144
4.03	Servicios no personales	9.915.338					9.915.338
	TOTAL	673.565.482					673.565.482

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	423.542.049					423.542.049
4.03	Servicios no personales	542.032.802					542.032.802
4.04	Activos reales	796.041.910					796.041.910
4.07	Transferencias y donaciones	6.197.365.971					6.197.365.971
4.11	Disminución de pasivos	1.000.000					1.000.000
	TOTAL	7.959.982.732					7.959.982.732

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	6.177.365.971					6.177.365.971
4.07.01.00.00	Transferencias y donaciones corrientes internas	6.089.799.771					6.089.799.771
4.07.01.03.00	Transferencias corrientes internas al sector público	6.089.799.771					6.089.799.771
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.089.799.771					5.089.799.771
	- A0057 Instituto Nacional de Nutrición (INN)	3.571.121.757					3.571.121.757
	- A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)	1.094.457.236					1.094.457.236
	- A0575 Superintendencia Nacional de Gestión Agroalimentaria (SUNAGRO)	424.220.778					424.220.778
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.000.000.000					1.000.000.000
	- A0222 Red de Abastos Bicentenario, S.A.	1.000.000.000					1.000.000.000
4.07.03.00.00	Transferencias y donaciones de capital internas	87.566.200					87.566.200
4.07.03.03.00	Transferencias de capital internas al sector público	87.566.200					87.566.200
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	87.566.200					87.566.200
	- A0057 Instituto Nacional de Nutrición (INN)	13.806.000					13.806.000
	- A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)	73.760.200					73.760.200

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	7.380.634					7.380.634
	TOTAL	7.380.634					7.380.634

44

Ministerio del Poder Popular para el Turismo

MINISTERIO DEL PODER POPULAR PARA EL TURISMO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Ministerio del Poder Popular para el Turismo fue creado, mediante Decreto Nº 3.416 publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.109 del 18/01/2005 y es el órgano rector de la Administración Pública Nacional en materia de turismo, tiene como objeto desarrollar, promover, organizar y regular la actividad turística y el sistema turístico nacional como factores estratégicos para el desarrollo socioproductivo y sustentable.

Venezuela es un país multidestino que apunta al desarrollo comunitario, donde la diversidad de paisajes, lleno de maravillosos tesoros naturales, deleita a turistas nacionales y extranjeros, deseosos de vivir maravillosas experiencias. El presupuesto 2016, se apoya en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019, el cual nos exhorta a "Fortalecer el sector turismo como estrategia de inclusión social que facilite y garantice al pueblo venezolano, fundamentalmente a las poblaciones más vulnerables, el acceso a su patrimonio turístico (destinos turísticos) y el disfrute de las infraestructuras turísticas del Estado en condiciones de precios justos y razonables", para cumplir con el Objetivo Nacional de "Desarrollar el poderío económico en base al aprovechamiento óptimo de las potencialidades que ofrecen nuestros recursos para la generación de la máxima felicidad de nuestro pueblo, así como de las bases materiales para la construcción de nuestro socialismo bolivariano" .

Con base a los mencionados lineamientos el Ministerio del Poder Popular para el Turismo formula sus políticas, planes, programas, proyectos y acciones, incorporando como elemento fundamental la inclusión social, mediante la creación de mecanismos que garanticen el acceso a la recreación y al disfrute del patrimonio turístico que posee Venezuela por parte de las comunidades y población socialmente más vulnerables, además de plantear la integración de esta población en las distintas actividades socio-productivas que enmarca el desarrollo del sector turístico.

Para el Ejercicio Económico Financiero 2016, el Ministerio estima ejecutar los siguientes proyectos enmarcados en las dos (02) líneas estratégicas:

1. Desarrollo Turístico: Nuevos proyectos estructurantes para el rescate de la infraestructura turística pública y fomento de la inversión turística
   - Fortalecimiento de destinos turísticos nacionales con énfasis en los estados Falcón, Lara y Zulia.
   - Desarrollo de zonas de interés turístico.

2. Inclusión Socioproductiva: Mayor inclusión socio-productiva desde el sector turismo. Garantizar la incorporación de las comunidades, comunas y pequeños emprendedores a la actividad turística.
   - Programa de turismo social, con énfasis en el eje 2: Falcón, Lara y Zulia.

El Presupuesto de gastos para el Ejercicio Económico Financiero 2016 asciende a Bs. 1.247.712.882, distribuidos de la siguiente manera:

- Acciones Centralizadas: Bs. 1.098.161.654
  - Dirección y Coordinación de Gastos de los Trabajadores y Trabajadoras Bs. 675.481.215
  - Gestión Administrativa Bs. 347.650.940
  - Previsión y Protección Social Bs. 75.029.499

- Proyectos Bs. 149.551.228

  - Fortalecimiento de destinos turísticos nacionales con énfasis en los estados Falcón, Lara y Zulia Bs. 5.069.593
  - Programa de turismo social con énfasis en el Eje 2: Falcón, Lara y Zulia Bs. 3.834.222
  - Desarrollo de zonas de interés turístico Bs. 94.898.066
  - Aportes y transferencia para financiar los proyectos de los entes descentralizados Bs. 45.749.347

ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA EL TURISMO:

Colegio Universitario "Hotel Escuela de Los Andes Venezolanos"

Fue creado en el marco del Decreto Nº 2.463 de fecha 30/07/1992 y publicado en Gaceta Oficial de la República de Venezuela Nº 35.016 cuyo objetivo va dirigido a formar profesionales integrales y socialmente responsables en el área de la Hotelería y Servicios de la Hospitalidad, distinguiéndose por la excelente calidad de la enseñanza que imparte, para satisfacer la demanda en beneficio de las empresas turísticas del estado, así como, capacitar y certificar por oficios para la actividad hotelera, bajo la filosofía del APRENDER - HACIENDO.

El 21 de mayo de 2014, a través de la Gaceta Oficial de la República Bolivariana de Venezuela N° 40.416 se autorizó al Colegio Universitario "Hotel Escuela de Los Andes Venezolanos" para dictar el Programa Nacional de Formación en Turismo (PNFT), como una propuesta curricular cuya misión es formar, actualizar, perfeccionar y capacitar a técnicos aptos de satisfacer las demandas locales y regionales en el área turística, para brindar un servicio integral de calidad turistas nacionales e internacionales. El Plan Nacional de Formación en Turismo (PNFT), es un conjunto de actividades académicas, conducente a títulos de: Licenciada o Licenciado en Turismo mención Alojamiento, Gastronomía, Gestión Turística y Guiatura de Turismo. Así mismo, la institución ofrecerá materias acreditables y electivas a través de diferentes cursos dirigidos a estudiantes y público en general para potenciar la actividad académica y turística de la región, que permita facilitar herramientas al personal que trabaja en áreas vinculadas al turismo, tanto en empresas privadas como públicas.

En este sentido, la asignación presupuestaria para el Colegio Universitario "Hotel Escuela de Los Andes Venezolanos" es de Bs. 40.000.000, de los cuales Bs. 29.602.348 es para el financiamiento del proyecto "Formación Universitaria de Talento Humano para el Sector Turismo" y Bs. 10.397.652 para gastos de personal y funcionamiento del ente.

Instituto Nacional de Turismo (Inatur)

El Instituto Nacional de Turismo (Inatur), tendrá por objeto la capacitación y sensibilización de las ciudadanas y ciudadanos para el desarrollo del turismo, atendiendo especialmente las actividades educativas que procuren el desarrollo y fortalecimiento de las comunidades organizadas en instancias del Poder Popular y demás formas de participación: a la promoción nacional e internacional del país como destino turístico, así como, el mejoramiento y recuperación de la infraestructura turística pública.

Fundación Bosque Macuto

La Fundación Bosque Macuto, fue constituida en el año 1998, ente de carácter municipal y transferida al Ministerio del Poder Popular para el Turismo (Mintur) según Gaceta Oficial de la República Bolivariana de Venezuela Nº 40.320 fechada el 20 de diciembre 2013.

Dentro de la Fundación Bosque Macuto, se encuentra el reservorio natural de gran biodiversidad, constituido por 203 hectáreas de vegetación, en sus tierras guarda el primer reservorio acuífero de Barquisimeto, estado Lara, que produce el 30% del agua que consume la ciudad, igualmente cuenta con una variedad de servicios, que incluyen entre otros, un restaurante, canchas (paintball, fútbol, voleibol, tenis, básquet, gimnasio y motocross), área infantil (parque, casa del árbol), zoológico de contacto, serpentario y su laboratorio de suero antiofídico, área botánica, plaza de descanso y exposiciones al aire libre, área de conferencias e informática y kioscos.

La asignación presupuestaria para la Fundación Bosque Macuto es de Bs. 49.600.000, destinados a financiar gastos de personal y funcionamiento del ente.

Fundación Mundo de Los Niños (Fumdaniños)

La Fundación Mundo de Los Niños (Fumdaniños), fue constituida en el año 2012, está ubicada en Barquisimeto, estado Lara, transferida al Ministerio del Poder Popular para el Turismo (Mintur) según Gaceta Oficial de la República Bolivariana de Venezuela Nº 40.320 de fecha el 20 de diciembre 2013.

Tiene por objeto contribuir a la formación y a la recreación del niño mediante la divulgación del arte, la cultura local y nacional, y los valores fundamentales de la sociedad, posibilitando en las personas el acceso a la recreación, el deporte, el conocimiento y el arte como estrategia que permite estimular un adecuado desarrollo humano, la integración social y el mejoramiento de la calidad de vida.

La asignación presupuestaria correspondiente a la Fundación Mundo de Los Niños (Fumdaniños), es de Bs. 42.412.000, de los cuales Bs. 12.072.506 serán destinados a financiar la ejecución del proyecto "Mantenimiento de las instalaciones del Parque Acuático y Temático Fundación Mundo de los Niños", y Bs. 30.339.494 para cubrir gastos de personal y funcionamiento.

Fundación La Flor de Venezuela (Fundaflor)

Bajo el Decreto Presidencial número 640, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela número 40.311, de fecha 09 de diciembre de 2013, fue autorizada la creación de la "Fundación La Flor de Venezuela", con personalidad jurídica y patrimonio propio, adscrita al Ministerio del Poder Popular para el Turismo.

Su objetivo es la custodia, protección y administración del monumento nacional "La Flor de Venezuela", y tiene como facultar celebrar todo tipo de contratos y convenios con instituciones públicas y privadas, nacionales o internacionales, a los fines de ampliar sus actividades o su patrimonio, así como, ejecutar proyectos sociales y de apoyo en estudios científicos y tecnológicos.

La asignación presupuestaria de la Fundación La Flor de Venezuela (Fundaflor), asciende a la cantidad de Bs. 14.700.000, de los cuales Bs. 4.074.493 corresponde al financiamiento del proyecto "Mantenimiento de instalaciones del Monumento Flor de Venezuela" y Bs. 10.625.507 destinados para gastos de personal y funcionamiento del ente.

Corporación para la Zona Libre para el Fomento de la Inversión Turística de la Península de Paraguaná (Corpotulipa)

La Corporación para la Zona Libre para el Fomento de la Inversión Turística en la Península de Paraguaná (Corpotulipa) fue creada según gaceta oficial Nro. 36.517 de 16 de agosto de 1998, adscrita al Ministerio de Finanzas para esa fecha, pasando a estar adscrita al Ministerio del Poder Popular para el Turismo y según lo publicado en la gaceta oficial de la República Bolivariana de Venezuela número 40.599, del 10 de febrero de 2015, con el cual se continua articulando la creación de políticas que coadyuven con el crecimiento de Paraguaná como destino turístico sustentable.

Para el logro de tan importante tarea, vinculada a las políticas nacionales de impulso del turismo popular y del fortalecimiento del tejido productivo, Corpotulipa, ha adaptado sus procesos y servicios en función de las necesidades presentes en la zona, lo que ha implicado a lo interno de la institución el crecimiento progresivo de su talento humano altamente comprometido con la visión institucional y por ende con el desarrollo de la región y del país.

Tal y como lo establece el artículo 06 de la Ley de Creación y de régimen de la Zona Libre para el fomento de la Inversión Turística, en la Península de Paraguaná, del estado Falcón, tendrá un patrimonio conformado por los aportes del Ejecutivo Nacional, de los municipios que componen a la Península de Paraguaná, por los ingresos que se obtengan de las tarifas derivadas de la prestación de sus servicios y aportes que hagan organismos económicos y empresariales de la zona. Una vez obtenida esta información de recursos estimados por cada rubro, la corporación a través de cada una de las gerencias elaboró el Plan Operativo Anual Institucional, basados en los parámetros económicos que se estiman estarán vigentes para el Ejercicio Económico Financiero 2016.

En este sentido, la asignación presupuestaria para la Corporación para la Zona Libre para el Fomento de la Inversión Turística de la Península de Paraguaná (Corpotulipa), es de Bs. 8.900.000 los cuales serán destinados para financiar gastos de personal.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos N.E.	Códigos Ppto.	Denominación	Meta: Unidad de Medida	Meta: Cant.	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Ordinarios	Ingresos Extraordinarios: Proyectos por Endeudamiento	Ingresos Extraordinarios: Deuda Pública	Ingresos Extraordinarios: Gestión Fiscal	Ingresos Extraordinarios: Otros Ingresos Extraordinarios	Presupuesto 2016
128331	440102000	Fortalecimiento de destinos turísticos nacionales con énfasis en los estados Falcón, Lara y Zulia	Informe	13			5.069.593					5.069.593
128371	440103000	Programa de Turismo Social, con énfasis en el Eje 2: Falcón, Lara y Zulia.	Persona	20.000			3.834.222					3.834.222
128487	440104000	Desarrollo de Zonas de Interés Turístico	Plan	3			94.898.066					94.898.066
	449999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar	45.749.347			45.749.347					45.749.347
		TOTAL					149.551.228					149.551.228

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos: Ingresos Ordinarios	Ingresos Extraordinarios: Proyectos por Endeudamiento	Ingresos Extraordinarios: Deuda Pública	Ingresos Extraordinarios: Gestión Fiscal	Ingresos Extraordinarios: Otros Ingresos Extraordinarios	Presupuesto 2016
440001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	675.481.215					675.481.215
440002000	Gestión administrativa	347.650.940					347.650.940
440003000	Previsión y Protección Social	75.029.499					75.029.499
	TOTAL	1.098.161.654					1.098.161.654

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**340**	**132**		**472**	**38.508.389**	**12.071.366**	**50.579.755**
Altos Funcionarios y de Elección Popular	1			1	89.060		89.060
Alto Nivel y de Dirección	1	2		3	267.180		267.180
Directivo	30	16		46	4.096.767		4.096.767
Profesional y Técnico	100	68		168	15.408.498	6.155.673	21.564.171
Personal Administrativo	10	8		18	1.653.753	500.068	2.153.821
Obrero	198	38		236	16.993.131	5.415.625	22.408.756
Personal Contratado	**285**	**307**		**592**	**30.835.321**		**30.835.321**
Profesional y Técnico	143	93		236	15.047.989		15.047.989
Personal Administrativo	142	214		356	15.787.332		15.787.332
TOTAL	**625**	**439**		**1.064**	**69.343.710**	**12.071.366**	**81.415.076**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**30**	**18**	**48**	**19.411.491**
Empleados	30	18	48	19.411.491
Jubilados	**100**	**46**	**146**	**55.618.008**
Empleados	100	46	146	55.618.008
TOTAL	**130**	**64**	**194**	**75.029.499**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	639.093.611					639.093.611
4.02	Materiales, suministros y mercancias	74.786.735					74.786.735
4.03	Servicios no personales	267.287.717					267.287.717
4.04	Activos reales	28.500.000					28.500.000
4.07	Transferencias y donaciones	237.844.819					237.844.819
4.08	Otros gastos	200.000					200.000
	TOTAL	**1.247.712.882**					**1.247.712.882**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	155.612.000					155.612.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	153.108.453					153.108.453
4.07.01.03.00	Transferencias corrientes internas al sector público	153.108.453					153.108.453
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	153.108.453					153.108.453
	- A0535 Fundación Mundo de los Niños (FUMDANIÑOS)	41.179.500					41.179.500
	- A0536 Fundación Bosque Macuto	48.682.953					48.682.953
	- A0545 Fundación la Flor de Venezuela (FUNDAFLOR)	14.346.000					14.346.000
	- A0653 Corporación para la Zona Libre para el Fomento de la Inversión Turística de la Península de Paraguaná (CORPOTULIPA)	8.900.000					8.900.000
	- A0943 Colegio Universitario "Hotel Escuela de los Andes Venezolanos"	40.000.000					40.000.000
4.07.03.00.00	Transferencias y donaciones de capital internas	2.503.547					2.503.547
4.07.03.03.00	Transferencias de capital internas al sector público	2.503.547					2.503.547
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	2.503.547					2.503.547
	- A0535 Fundación Mundo de los Niños (FUMDANIÑOS)	1.232.500					1.232.500
	- A0536 Fundación Bosque Macuto	917.047					917.047
	- A0545 Fundación la Flor de Venezuela (FUNDAFLOR)	354.000					354.000

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.203.320					2.203.320
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	2.203.320					2.203.320
4.07.02.01.00	Transferencias corrientes al exterior	2.203.320					2.203.320
4.07.02.01.04	Transferencias corrientes a organismos internacionales	2.203.320					2.203.320
	- I0235 Organización Mundial del Turismo (OMT)	628.320					628.320
	- I0236 Organización Turística del Caribe (OTC)	1.575.000					1.575.000

PROYECTO:	COD. N.E: 128331 COD. PPTO: 440102000 Fortalecimiento de destinos turisticos nacionales con énfasis en los estados Falcón, Lara y Zulia
UNIDAD DE MEDIDA:	Informe
CANTIDAD:	Fem.() Mas.() Total(13)
ASIGNACIÓN PRESUPUESTARIA:	5.069.593
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Posicionar producto Venezuela
OBJETIVOS ESPECÍFICOS:	Impulsar la gestión para la consolidación de los destinos turisticos, actuales y potenciales, así como fortalecer los atractivos naturales y culturales con la finalidad de viabilizar su aprovechamiento bajo el manejo de criterios de sustentabilidad, preservación, uso y disfrute por parte de los turistas y de las comunidades locales.
RESULTADO:	Aprovechamiento sustentable del patrimonio turístico identificado, diagnosticado y difundido.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancias	1.675.000					1.675.000
4.03	Servicios no personales	3.394.593					3.394.593
	TOTAL	5.069.593					5.069.593

PROYECTO:	COD. N.E: 128371 COD. PPTO: 440103000 Programa de Turismo Social, con énfasis en el Eje 2: Falcón, Lara y Zulia.
UNIDAD DE MEDIDA:	Persona
CANTIDAD:	Fem.() Mas.() Total(20.000)
ASIGNACIÓN PRESUPUESTARIA:	3.834.222
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Impulsar la inclusión al disfrute y recreación de la población tradicionalmente excluida
OBJETIVOS ESPECÍFICOS:	Contribuir con la inclusión de la población vulnerable al disfrute del patrimonio turístico nacional, a través de las diferentes actividades y coordinaciones para ejecutar el programa de turismo social
RESULTADO:	Acceso al ejercicio del derecho al descanso, recreación y aprovechamiento del tiempo libre en condiciones adecuadas de seguridad y comodidad.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	1.135.735					1.135.735
4.03	Servicios no personales	2.698.487					2.698.487
	TOTAL	**3.834.222**					**3.834.222**

PROYECTO:	COD. N.E: 128487 COD. PPTO: 440104000 Desarrollo de Zonas de Interés Turistico
UNIDAD DE MEDIDA:	Plan
CANTIDAD:	Fem.() Mas.() Total(3)
ASIGNACIÓN PRESUPUESTARIA:	94.898.066
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un pais potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Desarrollo de las áreas bajo régimen de administración especial en la figura de Zonas de Interés Turistico, para su posicionamiento como destino turistico.
OBJETIVOS ESPECÍFICOS:	Crear instrumentos de ordenación y gestión territorial para las zonas declaradas de interés turístico que permitan el ejercicio de la administración de estas zonas, a los fines de su fortalecimiento, consolidación y promoción como destinos turisticos.
RESULTADO:	Que las zonas enunciadas dispongan de estudios e instrumentos técnicos de planificación para su administración.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancias	1.400.000					1.400.000
4.03	Servicios no personales	93.498.066					93.498.066
	TOTAL	**94.898.066**					**94.898.066**

PROYECTO:	COD. N.E: COD. PPTO: 449999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	Bolivar
CANTIDAD:	Fem.() Mas.() Total(45.749.347)
ASIGNACIÓN PRESUPUESTARIA:	45.749.347
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar los recursos financieros para asegurar la ejecución de los proyectos
OBJETIVOS ESPECÍFICOS:	Transferir a los entes descentralizados los recursos financieros para la ejecución de los proyectos
RESULTADO:	Recursos transferidos a los entes descentralizados para la ejecución de los proyectos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	45.749.347					45.749.347
	TOTAL	**45.749.347**					**45.749.347**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	45.749.347					45.749.347
4.07.01.00.00	Transferencias y donaciones corrientes internas	45.749.347					45.749.347
4.07.01.03.00	Transferencias corrientes internas al sector público	45.749.347					45.749.347
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	45.749.347					45.749.347
	- A0535 Fundación Mundo de los Niños (FUMDANIÑOS)	12.072.506					12.072.506
	- A0545 Fundación la Flor de Venezuela (FUNDAFLOR)	4.074.493					4.074.493
	- A0943 Colegio Universitario "Hotel Escuela de los Andes Venezolanos"	29.602.348					29.602.348

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	639.093.611					639.093.611
4.03	Servicios no personales	36.387.604					36.387.604
	TOTAL	675.481.215					675.481.215

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	70.576.000					70.576.000
4.03	Servicios no personales	131.308.967					131.308.967
4.04	Activos reales	28.500.000					28.500.000
4.07	Transferencias y donaciones	117.065.973					117.065.973
4.08	Otros gastos	200.000					200.000
	TOTAL	347.650.940					347.650.940

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	109.862.653					109.862.653
4.07.01.00.00	Transferencias y donaciones corrientes internas	107.359.106					107.359.106
4.07.01.03.00	Transferencias corrientes internas al sector público	107.359.106					107.359.106
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	107.359.106					107.359.106
	- A0535 Fundación Mundo de los Niños (FUMDANIÑOS)	29.106.994					29.106.994
	- A0536 Fundación Bosque Macuto	48.682.953					48.682.953
	- A0545 Fundación la Flor de Venezuela (FUNDAFLOR)	10.271.507					10.271.507
	- A0653 Corporación para la Zona Libre para el Fomento de la Inversión Turística de la Península de Paraguaná, (CORPOTULIPA)	8.900.000					8.900.000
	- A0943 Colegio Universitario "Hotel Escuela de los Andes Venezolanos"	10.397.652					10.397.652
4.07.03.00.00	Transferencias y donaciones de capital internas	2.503.547					2.503.547
4.07.03.03.00	Transferencias de capital internas al sector público	2.503.547					2.503.547
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	2.503.547					2.503.547
	- A0535 Fundación Mundo de los Niños (FUMDANIÑOS)	1.232.500					1.232.500
	- A0536 Fundación Bosque Macuto	917.047					917.047
	- A0545 Fundación la Flor de Venezuela (FUNDAFLOR)	354.000					354.000

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.203.320					2.203.320
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	2.203.320					2.203.320
4.07.02.01.00	Transferencias corrientes al exterior	2.203.320					2.203.320
4.07.02.01.04	Transferencias corrientes a organismos internacionales	2.203.320					2.203.320
	- I0235 Organización Mundial del Turismo (OMT)	628.320					628.320
	- I0236 Organización Turística del Caribe (OTC)	1.575.000					1.575.000

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	75.029.499					75.029.499
	TOTAL	75.029.499					75.029.499

45

Ministerio del Poder Popular de Petróleo y Minería

MINISTERIO DEL PODER POPULAR DE PETRÓLEO Y MINERÍA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Ministerio del Poder Popular de Petróleo y Minería, para el año 2016 como órgano competente en la regulación, formulación, ejecución y control de las políticas, estrategias, planes y fiscalización de las actividades en materia de hidrocarburos, petroquímica, carboquímica, similares y conexos; así como en materia de minería, se orienta en acelerar la construcción de un nuevo modelo productivo enmarcado en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013 – 2019, que en una visión de soberanía combina esfuerzos para optimizar la utilización de sus recursos energéticos naturales con miras a consolidar el papel de Venezuela como Potencia Energética Mundial.

SUB-SECTOR HIDROCARBUROS:

Es competencia del Despacho del Viceministro de Hidrocarburos la definición de lineamientos que contribuyan a la ejecución de los objetivos de las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013 – 2019; así mismo la determinación y seguimiento de los lineamientos políticos relacionados con el desenvolvimiento de todas las actividades vinculadas con el desarrollo y aprovechamiento de los recursos de hidrocarburos existentes en el país, y en particular los referentes a la industria petrolera.

El Despacho del Viceministro de Hidrocarburos tiene como objetivo; formular y administrar las políticas del Sector de los Hidrocarburos, así como planificar y regular las actividades relacionadas con la defensa del valor de la tierra, el aseguramiento de la máxima valorización de los recursos y la conservación de los hidrocarburos, excluyendo el gas no asociado desde la explotación, así como el gas asociado desde la separación a los fines de contribuir al desarrollo sustentable, en aras de convertir al país en una potencia energética mundial, de acuerdo a los principios de racionalidad, eficacia, calidad, equidad y preservación de los recursos naturales no renovables y agotables.

Este Viceministerio administrará recursos financieros basándose en los criterios de máxima eficiencia económica y social, aprovechamiento, optimización y racionalización del gasto, con la finalidad de dar cumplimiento a los planes y objetivos propuestos por el Gobierno Nacional, en materia de energía.

Para el año 2016, las Direcciones adscritas al Viceministerio de Hidrocarburos han considerado solicitar recursos para el logro de los siguientes objetivos, basándose en sus funciones:

- Establecer y evaluar las políticas públicas relativas a las actividades de hidrocarburos atendiendo a la defensa y uso racional de los mismos, a fin de fortalecer el desarrollo nacional y consolidar la soberanía del Estado sobre la propiedad de los recursos naturales.
- Asegurar el desarrollo de proyectos de infraestructura y asignación de los distintos recursos y materias primas de hidrocarburos en función de la seguridad energética de la nación, en el corto, mediano y largo plazo.
- Garantizar la máxima valorización estratégica de los hidrocarburos originales (crudo extra pesado y gas no asociado) y derivados (crudo mejorado, coque y productos) de la explotación de la Faja Petrolífera del Orinoco, generando las políticas públicas requeridas de valorización y asignación de materias primas de hidrocarburos que sean requeridas.
- Asegurar para la nación y el pueblo el pleno control político, económico y social de las actividades contenidas en la cadena de valor de los hidrocarburos.

- Dictar políticas y lineamientos tendentes a garantizar el adecuado desempeño tecnológico asociado con las actividades de la cadena de valor de los hidrocarburos, fomentando el desarrollo productivo, social y endógeno de la tecnología en el país.
- Generar un adecuado protocolo de asignación de derechos de explotación de hidrocarburos, con el fin de optimizar la estrategia de explotación de los yacimientos y apuntalar la participación nacional.
- Seguimiento y control de la maximización del recobro de los hidrocarburos de los yacimientos, de tal manera que se mantenga el nivel adecuado de energía de los mismos en el subsuelo, de acuerdo con sus condiciones de explotación, acompañado con la oportuna generación de la actividad de recuperación secundaria cuando sea necesario.
- Asegurar una capacidad para planificar, regular, fiscalizar e inspeccionar de manera eficiente y efectiva todas las actividades de hidrocarburos y limitar de esta manera al mínimo operacional ineludible las pérdidas de hidrocarburos tanto físicas como contables.
- Asegurar la ejecución oportuna, eficiente y efectiva de las acciones administrativas requeridas para una pronta recaudación de las regalías.

SUB-SECTOR GAS:

Es competencia del Despacho del Viceministro de Gas la definición de lineamientos que contribuyan a la ejecución de las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013 – 2019; así como, la determinación y seguimiento de los lineamientos políticos, relacionados con el desenvolvimiento de todas las actividades vinculadas con el desarrollo y aprovechamiento de los recursos de hidrocarburos gaseosos y sus componentes líquidos, existentes en el país.

Este Viceministerio administrará recursos financieros basándose en los criterios de máxima eficiencia económica y social, aprovechamiento, optimización y racionalización del gasto, con la finalidad de dar cumplimiento a los planes y objetivos propuestos por el Ejecutivo Nacional, en materia de hidrocarburos gaseosos.

Para el año 2016, las Direcciones adscritas al Viceministerio de Gas han considerado solicitar recursos para el logro de los siguientes objetivos:

- Establecer y evaluar las políticas públicas relativas a las actividades del sector gasífero, atendiendo a la defensa y uso racional de los hidrocarburos gaseosos y sus componentes líquidos; a fin de fortalecer el desarrollo nacional y consolidar la soberanía del Estado, sobre la propiedad de los recursos naturales.
- Dirigir la gestión de planificación en su área de competencia, en atención a las estrategias establecidas en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013 – 2019, en concordancia con los lineamientos de política económica, para fortalecer al Estado en la administración y gestión sobre los hidrocarburos gaseosos y sus componentes líquidos y contribuir a la seguridad energética del país.

Formular los lineamientos de política y estrategia para la valorización del gas natural y sus componentes líquidos; así como, la fijación de las tarifas de transporte, distribución y almacenamiento.

- Asesorar y recomendar al Ministro sobre la delimitación de las áreas geográficas para la realización de las actividades primarias de producción de hidrocarburos gaseosos no asociados.
- Establecer las normas técnicas que permitan regular las actividades del sector gasífero y coordinar su aprobación con el órgano con competencia en la materia.

- Evaluar, asesorar y recomendar al Despacho del Ministro sobre la declaratoria de conversión de áreas de producción de crudos en áreas de producción de gas natural, en coordinación con el Despacho del Viceministro de Hidrocarburos.
- Asesorar y recomendar al Despacho del Ministro la revocatoria de las licencias y permisos para realizar actividades del sector gasífero, a fin de dar cumplimiento a las disposiciones legales y a las políticas de desarrollo definidas para el sector.
- Administrar la asignación de los recursos gasíferos a los distintos sectores productivos del país, sobre la base de la información obtenida de los estudios prospectivos y probabilísticos de gas, a fin de contribuir con el desarrollo económico de la nación y la satisfacción de las necesidades sociales.
- Dictar políticas y estrategias dirigidas a la ejecución de la fiscalización y velar por su fiel cumplimiento, conjuntamente con las demás unidades del Ministerio del Poder Popular de Petróleo y Minería, con el propósito de ejercer la rectoría en el ámbito de su competencia.
- Dirigir las acciones de detección y prevención de ilícitos en las áreas sobre las cuales ejerce la rectoría, conjuntamente con la unidad administrativa competente en fiscalización y en coordinación con los órganos de seguridad del Estado, el Ministerio Público, la Contraloría General de la República y demás instituciones públicas, a fin de instruir los expedientes administrativos y se tomen las acciones correctivas.
- Velar por el fiel cumplimiento de la normativa que regula la obtención de los ingresos fiscales provenientes de la explotación y exportación de los hidrocarburos gaseosos y sus componentes líquidos.
- Participar en organizaciones y foros internacionales adscritos por el Ejecutivo Nacional con el fin de soportar una planificación independiente, sostenible, eficiente y ambientalmente armónica del gas natural para el beneficio de la Nación.
- Promover la innovación de los avances tecnológicos relacionados con el desarrollo eficiente de las actividades del sector del gas natural, en toda la cadena de valor del recurso gasífero nacional.

SUB-SECTOR REFINACIÓN Y PETROQUÍMICA:

Es competencia del Despacho Viceministro de Refinación y Petroquímica dirigir y administrar la planificación y las políticas en los sectores de refinación y petroquímica, carboquímica, similares y conexas; a fin de asegurar el desarrollo sustentable y la economía socialista, contribuyendo a convertir al país en una potencia energética mundial, de acuerdo a los principios de racionalidad, eficacia, calidad, equidad y preservación de los recursos naturales.

Para el año 2016 las Direcciones adscritas al Viceministerio de Refinación y Petroquímica han considerado ejecutar recursos para el logro de los objetivos, basándose en las siguientes funciones:

- Fortalecer la función rectora del Ministerio del Poder Popular de Petróleo y Minería.
- Velar porque los permisos que otorgue el Ministerio protejan los intereses del país.
- Velar para que se garantice el suministro a la industria nacional de manera oportuna las corrientes de refinación y de líquidos del gas natural.
- Impulsar la nacionalización de empresas estratégicas asociadas al sector de refinación y líquidos del gas natural.
- Evaluar y recomendar la factibilidad de los proyectos relacionados con la refinación de hidrocarburos y mejoramiento de crudo, con el objeto de asegurar la soberanía sobre los recursos petroleros y construir el modelo económico productivo socialista.

- Formular lineamientos en las áreas de refinación y mejoramiento de crudos que aseguren el uso eficiente de los recursos naturales y la prevención de la contaminación del ambiente.
- Formular estrategias que aseguren el suministro oportuno de materia prima al sector petroquímico e industrializador, priorizando el mercado nacional.
- Formular orientaciones para el cálculo de los precios de las corrientes de refinación dirigidos a la industrialización.
- Fortalecer la gestión a través de la automatización de módulos que contengan información estadística del sector.
- Fomentar la participación de las empresas de propiedad social y mixtas dentro del sistema productivo del país.
- Asegurar el cumplimiento de abastecimiento de materia prima al mercado nacional del sector petroquímico.
- Formular y promover políticas públicas para establecer un escenario de precios justos de las resinas plásticas y fertilizantes en el mercado interno.
- Planificar, proponer e impulsar el desarrollo de capacidades productivas y tecnológicas en el área de su competencia, para fortalecer el desarrollo del sector petroquímico nacional.
- Ejecutar y evaluar políticas relativas al impulso y consolidación de las actividades de industrialización de los productos petroquímicos y su comercialización, para asegurar el desarrollo integral del sector.
- Impulsar el desarrollo del mercado interno de los hidrocarburos, sobre la base de considerar este mercado bajo regulación estatal por su condición de bien estratégico de primera necesidad.
- Formular lineamientos en materia de suministro, almacenamiento, trasporte, distribución y comercialización de los derivados de hidrocarburos líquidos.
- Formular lineamientos para la fijación de volúmenes y precios de los derivados de los hidrocarburos.
- Evaluar, elaborar y aplicar la propuesta de estructura de precios de los combustibles líquidos.

SUB-SECTOR MINERÍA:

A efectos de consolidar una mejor gestión administrativa y tributaria en el sector minero, que permitan asegurar y ejercer la soberanía nacional sobre las materias primas, fuentes energéticas y recursos asociados; el Despacho del Viceministro de Minas promocionará las iniciativas de proyectos previstas para el 2016, entre las que conviene precisar:

- Exploración de los minerales estratégicos: Impulsar los proyectos prospectivos y exploratorios a los fines de cuantificar los recursos minerales, con usos estratégicos, en los yacimientos identificados y potenciales.
- Extracción de los minerales estratégicos: Incrementar la extracción de minerales estratégicos en los yacimientos identificados y potenciales, favoreciendo el uso de tecnologías que maximicen su aprovechamiento y preserve la vida humana.
- Planificación y desarrollo sustentable de la minería: Planificar y desarrollar las actividades mineras en forma sustentable y equilibrada, que considere integralmente todos los factores operacionales que pudiesen acarrear daños al ambiente natural y social en concordancia con la política

ambiental de la Nación.

- Creación de capacidades científicas y tecnológicas: Construir capacidades en educación, ciencia, innovación y desarrollo tecnológico que incentive la creación de conocimiento en las actividades de exploración, cuantificación, certificación, extracción y procesamiento de reservas mineras.

Para el año 2016, el Despacho tiene previsto otorgar transferencias a los entes y organismos adscritos, mencionados a continuación:

ENTE NACIONAL DEL GAS (ENAGAS):

Este organismo tiene como misión promover el desarrollo de todas las fases de la industria de los hidrocarburos gaseosos y regular las actividades de transporte, distribución y comercialización del gas natural para coadyuvar en la coordinación y salvaguarda de dichas actividades, asignándole recursos ordinarios por Bs. 63.661.625 para el cumplimiento de sus objetivos.

FUNDACIÓN GUARDERÍA INFANTIL DEL MINISTERIO DE ENERGÍA Y MINAS "LA ALQUITRANA":

La Fundación presta servicios de guardería infantil a los hijos en edad preescolar de los trabajadores al servicio del Ministerio, sus entes adscritos y las comunidades adyacentes; así como, procurar una preparación adecuada en el nivel preescolar para facilitar el ingreso a los distintos niveles educativos sistemáticos de la educación básica; para lo cual se le han asignado recursos ordinarios por Bs. 216.684.010.

FUNDACIÓN MISIÓN PIAR

La Fundación Misión Piar tiene como actividad principal promover la organización de los pequeños mineros, mineros artesanales y comunidades indígenas mineras, mediante la asistencia técnica necesaria a efectos de lograr su fortalecimiento; realización de talleres en diversas áreas laborales que permitan incrementar las capacidades de la población. El Ministerio asignó a través de transferencias corrientes, recursos por Bs. 29.236.478.

FUNDACIÓN ORO NEGRO:

La Fundación tiene como objetivo principal, planificar, desarrollar, organizar y realizar programas, proyectos sociales, educativos, micro asistenciales, deportivos y culturales; dirigidos a los sectores más desposeídos; así como también mejorar la calidad de vida de los trabajadores activos, jubilados y pensionados del Ministerio del Poder Popular de Petróleo y Minería y sus entes adscritos. Para el ejercicio económico financiero 2016, el Ministerio le transferirá recursos ordinarios por el orden de Bs. 58.845.721.

INSTITUTO NACIONAL DE GEOLOGÍA Y MINERÍA (Ingeomin) :

El Instituto Nacional de Geología y Minería tiene como competencia fundamental la formulación de políticas y ejecución de estrategias, planes y acciones que promuevan el desarrollo de la industria minera en el país. Además de estar a favor de la extracción, transformación y comercialización de las materias primas, lo cual se orienta al manejo racional de los recursos forestales y mineros, a la integración de las cadenas productivas con un alto valor agregado nacional, y sobre todo, a impulsar el crecimiento y desarrollo socioeconómico del país, con criterios de soberanía y de verdadera independencia nacional. Para el ejercicio económico financiero 2016, el Ministerio le transferirá recursos ordinarios por el orden de Bs. 99.123.846.

SERVICIO AUTÓNOMO DE METROLOGÍA DE HIDROCARBUROS (Samh):

El Servicio tiene como objeto fiscalizar debidamente en puertos o terminales de embarque los trámites y operaciones relativos a la comercialización de los hidrocarburos naturales y sus derivados, a objeto que las cantidades y calidades reflejadas en la documentación respectiva, sirvan de base a todos los efectos previstos en la Ley Orgánica de Hidrocarburos, para lo cual se le han asignado recursos ordinarios por Bs. 76.253.635.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
			Unidad de Medida	Cant.	Género		Ingresos Ordinarios	Ingresos Extraordinarios				
N.E.	Ppto.				Fem.	Masc.		Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
128629	450314000	Optimización de los procesos medulares de cálculo, liquidación, notificación, y recaudación de rentas correspondientes al ramo de minas a nivel nacional que permita garantizar su control y la eficiencia en el cobro de las mismas	Informe	1			6.417.136					6.417.136
128635	450315000	Diseño y diagnóstico de un sistema de información para el cálculo, liquidación, notificación y recaudación de las rentas, correspondientes al ramo de minas a nivel nacional	Informe	1			3.272.665					3.272.665
128639	450316000	Diseño de la planificación del sector minero nacional, para la creación y mejora de capacidades, con fines de reactivación productiva en los minerales con usos estratégicos	Plan	1			9.928.032					9.928.032
128760	450317000	Actualización y soporte de la plataforma tecnológica del Ministerio del Poder Popular de Petróleo y Minería, bajo la implementación de tecnologías de la información y comunicaciones libres	Servicio	5.385			100.686.911					100.686.911
128849	450318000	Implementar instrumentos de evaluación económica sobre las actividades de la cadena física de los hidrocarburos gaseosos y sus derivados	Informe	2			8.476.638					8.476.638
128792	450319000	Desarrollo de un modelo de seguimiento de la información documentada del Viceministerio de Gas, para la continua actualización en la base de datos	Informe	2			2.775.862					2.775.862
128742	450320000	Diseño y desarrollo del modelo ortofotografía con mapas digitales para distribuir, controlar y dar seguimiento a los planes de desarrollo de las licencias y de las operadoras	Informe	2			3.877.385					3.877.385
128674	450321000	Diseñar un plan tecnológico para incrementar el factor de recobro en la Faja Petrolífera del Orinoco Hugo Chávez Frías	Documento	1			3.855.252					3.855.252
128533	450322000	Automatización y mantenimiento de los procesos de determinación, cálculo, liquidación y notificación de los ingresos petroleros	Sistema	1			7.442.493					7.442.493

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
N.E.	Ppto.		Unidad de Medida	Cant.	Género		Ingresos Ordinarios	Ingresos Extraordinarios				
					Fem.	Masc.		Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
128682	450323000	Diseñar un plan especifico de estudios y acciones, que permita la consolidación de la base de recursos y la generación de nuevas oportunidades de negocios para petróleo y gas, en la región costa afuera, área Fachada Atlántica, ámbito territorial de la República Bolivariana de Venezuela	Plan	1			11.407.756					11.407.756
128531	450324000	Sistema automatizado de información estadística del sector hidrocarburos	Informe	12			12.071.875					12.071.875
128702	450325000	Optimizar el control de la producción de los volúmenes de los recursos hidrocarburíferos y mineros sujetos a pagos de impuestos y regalías, y la infraestructura asociada a las actividades de explotación, comercialización, distribución, almacenamiento y transporte para la transformación de los recursos de la Nación-Dirección Regional Bolívar	Actividad	1.262			22.869.034					22.869.034
128532	450326000	Optimizar el control de la producción de los volúmenes de los recursos hidrocarburíferos y mineros, sujetos a pagos de impuestos y regalías y las infraestructuras asociadas a las actividades de explotación, comercialización, distribución, almacenamiento y transporte para la transformación de los recursos de la Nación-Dirección Regional Maracaibo	Actuación	12.375			88.581.212					88.581.212
128528	450327000	Elaborar la prospectiva energética de la República Bolivariana de Venezuela hasta el 2032	Documento	1			7.919.118					7.919.118
128826	450328000	Optimizar los mecanismos de control implementados para el seguimiento de las actividades inherentes al transporte, distribución, almacenamiento y expendio de productos derivados de hidrocarburos, así como lo relativo a la actividad minera, susceptible al pago de impuesto en la zona central	Acta	996			24.634.393					24.634.393

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos N.E.	Códigos Ppto.	Denominación	Meta: Unidad de Medida	Meta: Cant.	Género: Fem.	Género: Masc.	Recursos: Ingresos Ordinarios	Ingresos Extraordinarios: Proyectos por Endeudamiento	Ingresos Extraordinarios: Deuda Pública	Ingresos Extraordinarios: Gestión Fiscal	Ingresos Extraordinarios: Otros Ingresos Extraordinarios	Presupuesto 2016
128719	450329000	Optimizar el control de la producción de los volúmenes de los recursos hidrocarburíferos y mineros sujetos a pagos de impuestos y regalías, y la infraestructura asociada a las actividades de explotación, comercialización, distribución, almacenamiento y transporte para la transformación de los recursos de la Nación-Dirección Regional Maturín	Documento	2.279			46.386.068					46.386.068
128809	450330000	Optimizar el control de la producción de los volúmenes de los recursos hidrocarburíferos y mineros sujetos a pagos de impuestos y regalías, y la infraestructura asociada a las actividades de explotación, comercialización, distribución, almacenamiento y transporte para la transformación de los recursos de la Nación-Dirección Regional Cumaná	Actividad	1.200			22.264.299					22.264.299
128641	450331000	Optimizar el control de la producción de los volúmenes de los recursos hidrocarburíferos y mineros sujetos a pagos de impuestos y regalías, y la infraestructura asociada a las actividades de explotación, comercialización, distribución, almacenamiento y transporte para la transformación de los recursos de la Nación-Dirección Regional Barinas	Documento	2.915			50.821.154					50.821.154
128762	450332000	Optimizar el control de la producción de los volúmenes de los recursos hidrocarburíferos, mineros, similares y conexas, sujetos a pagos de impuestos y regalías, así como lo referente a la evaluación de infraestructuras asociadas a las actividades primarias, de refinación y comercialización, para la transformación de los recursos de la Nación, que permitan consolidar la soberanía del Estado sobre la propiedad de los recursos naturales, atendiendo su uso racional y la preservación del ambiente, de acuerdo a las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019	Documento	3.718			44.519.016					44.519.016

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
					Género		Ingresos Ordinarios	Ingresos Extraordinarios				
N.E.	Ppto.		Unidad de Medida	Cant.	Fem.	Masc.		Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
128865	450333000	Optimizar el control de la producción de los volúmenes de los recursos hidrocarburíferos y mineros, sujetos a pagos de impuestos y regalías, y la infraestructura asociada a las actividades de explotación, comercialización, distribución, almacenamiento y transporte para la transformación de los recursos de la Nación-Dirección Regional Barcelona	Documento	3.241			44.316.799					44.316.799
128844	450334000	Optimizar el control de la producción de los volúmenes de los recursos hidrocarburíferos y mineros, sujetos a pagos de impuestos y regalías, y la infraestructura asociada a las actividades de explotación, comercialización, distribución, almacenamiento y transporte para la transformación de los recursos de la Nación-Dirección Regional Faja del Orinoco	Documento	3.642			59.999.028					59.999.028
128679	450335000	Control y manejo de datos con la automatización de la información de los procesos de la Dirección General de Mercado Interno (Dgmi)	Sala	3			15.039.510					15.039.510
128791	450336000	Incorporar un módulo al sistema soberanía petrolera, para automatizar el registro de control de calidad de los lubricantes que se producen en el país	Módulo	1			1.234.130					1.234.130
128721	450337000	Desarrollar un sistema de medición fiscal de los volúmenes de los minerales oro, hierro y diamante	Acondicionamiento	1.283			33.536.664					33.536.664
	459999000	Aportes y transferencias para financiar los proyectos de los entes descentralizados	Bolívar	228.019.786			228.019.786					228.019.786
TOTAL							860.352.216					860.352.216

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
450001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	1.836.389.125					1.836.389.125
450002000	Gestión administrativa	609.939.648					609.939.648
450003000	Previsión y protección social	430.458.085					430.458.085
	TOTAL	2.876.786.858					2.876.786.858

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**1.128**	**1.378**	**675**	**3.181**	**165.766.937**	**163.332.302**	**329.099.239**
Altos funcionarios y de elección popular		1		1	96.000		96.000
Alto nivel y de dirección		3	2	5	465.000		465.000
Directivo	10	40		50	2.226.504		2.226.504
Profesional y técnico	705	567	371	1.643	85.789.548	61.585.319	147.374.867
Personal administrativo	244	255	175	674	38.287.548	20.641.716	58.929.264
Obrero	169	512	127	808	38.902.337	81.105.267	120.007.604
Personal Fijo a Tiempo Parcial	**8**	**2**	**3**	**13**	**398.886**	**266.941**	**665.827**
Personal médico	8	2	3	13	398.886	266.941	665.827
TOTAL	1.136	1.380	678	3.194	166.165.823	163.599.243	329.765.066

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas F	Nº de Personas M	Nº de Personas Total	Presupuesto 2016
Pensionados	320	68	388	118.797.393
Empleados	279	45	324	98.601.835
Obreros	41	23	64	20.195.558
Jubilados	437	583	1.020	311.660.692
Empleados	387	449	836	252.445.159
Obreros	50	134	184	59.215.533
TOTAL	757	651	1.408	430.458.085

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	2.141.289.686					2.141.289.686
4.02	Materiales, suministros y mercancías	230.753.214					230.753.214
4.03	Servicios no personales	270.890.345					270.890.345
4.04	Activos reales	119.533.980					119.533.980
4.07	Transferencias y donaciones	974.263.400					974.263.400
4.11	Disminución de pasivos	408.449					408.449
	TOTAL	3.737.139.074					3.737.139.074

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	543.805.315					543.805.315
4.07.01.00.00	Transferencias y donaciones corrientes internas	543.805.315					543.805.315
4.07.01.03.00	Transferencias corrientes internas al sector público	543.805.315					543.805.315
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	543.805.315					543.805.315
	- A0199 Instituto Nacional de Geología y Minería (Ingeomin)	99.123.846					99.123.846
	- A0356 Fundación Guardería Infantil del Ministerio de Energía y Minas "La Alquitrana"	216.684.010					216.684.010
	- A0361 Fundación Oro Negro	58.845.721					58.845.721
	- A0428 Fundación Misión Piar	29.236.478					29.236.478
	- A0900 Ente Nacional del Gas (Enagas)	63.661.625					63.661.625
	- A0956 Servicio Autónomo de Metrología de Hidrocarburos	76.253.635					76.253.635

PROYECTO:	COD. N.E: 128629 COD. PPTO: 450314000 Optimización de los procesos medulares de cálculo, liquidación, notificación, y recaudación de rentas correspondientes al ramo de minas a nivel nacional que permita garantizar su control y la eficiencia en el cobro de las mismas
UNIDAD DE MEDIDA:	Informe
CANTIDAD:	Fem.(0) Mas.(0) Total(1)
ASIGNACIÓN PRESUPUESTARIA:	6.417.136
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Sistematizar los procesos medulares de las rentas, correspondientes al ramo de minas a nivel nacional con el objeto de mejorar la eficiencia en la gestión de la Dirección General de Ingresos Fiscales Mineros
OBJETIVOS ESPECÍFICOS:	Lograr el plan de mejoras de los procesos medulares de cálculo, liquidación, notificación y recaudación de rentas mineras con la finalidad de intensificar los niveles de desempeño de las mismas y en pro de fortalecer el régimen de recaudación, creando una metodología, que permita mejorar los procesos de rentas mineras a nivel nacional, en el marco de lo establecido en la normativa que rige la materia y en apoyo a la toma de decisiones
RESULTADO:	Procesos medulares de seguimiento y control de las actividades de rentas, correspondientes a la minería

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	4.193.137					4.193.137
4.02	Materiales, suministros y mercancías	1.418.773					1.418.773
4.03	Servicios no personales	556.419					556.419
4.04	Activos reales	248.807					248.807
	TOTAL	**6.417.136**					**6.417.136**

PROYECTO:	COD. N.E: 128635 COD. PPTO: 450315000 Diseño y diagnóstico de un sistema de información para el cálculo, liquidación, notificación y recaudación de las rentas, correspondientes al ramo de minas a nivel nacional
UNIDAD DE MEDIDA:	Informe
CANTIDAD:	Fem.(0) Mas.(0) Total(1)
ASIGNACIÓN PRESUPUESTARIA:	3.272.665
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Sistematizar los procesos medulares de las rentas correspondientes al ramo de minas a nivel nacional
OBJETIVOS ESPECÍFICOS:	Levantar la información relacionada a las actividades realizadas por la Dirección General de Ingresos Fiscales Mineros, relacionadas a las rentas, generadas por la actividad minera a nivel nacional, con la finalidad de determinar los procesos medulares y diseñar un sistema de información. Establecer los procesos medulares generados por el cobro de las rentas derivadas de la actividad minera a nivel nacional, realizados por la Dirección General de Ingresos Fiscales Mineros. Presentar un sistema de información para optimizar los procesos medulares llevados por la Dirección General de Ingresos Fiscales Mineros, que permita mejorar la gestión de la dirección y mejorar los niveles de recaudación del ramo minas
RESULTADO:	Diseño de un sistema de información para los procesos medulares de rentas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.049.684					1.049.684
4.02	Materiales, suministros y mercancías	1.019.178					1.019.178
4.03	Servicios no personales	1.142.827					1.142.827
4.04	Activos reales	60.976					60.976
	TOTAL	3.272.665					3.272.665

PROYECTO:	COD. N.E: 128639 COD. PPTO: 450316000 Diseño de la planificación del sector minero nacional, para la creación y mejora de capacidades, con fines de reactivación productiva en los minerales con usos estratégicos
UNIDAD DE MEDIDA:	Plan
CANTIDAD:	Fem.(0) Mas.(0) Total(1)
ASIGNACIÓN PRESUPUESTARIA:	9.928.032
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Afianzar la política nacional para el desarrollo de los recursos mineros e hidrocarburíferos
OBJETIVOS ESPECÍFICOS:	Implementar una gestión integral del sistema productivo minero a partir de la planificación estratégica sectorial y el seguimiento operativo; contribuyendo al desarrollo industrial endógeno, la generación de divisas y la inclusión de las comunidades mineras
RESULTADO:	Planificación y seguimiento al desarrollo del sector minero nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	6.192.764					6.192.764
4.02	Materiales, suministros y mercancías	2.409.871					2.409.871
4.03	Servicios no personales	1.298.459					1.298.459
4.04	Activos reales	26.938					26.938
	TOTAL	**9.928.032**					**9.928.032**

PROYECTO: COD. N.E: 128760 COD. PPTO: 450317000 Actualización y soporte de la plataforma tecnológica del Ministerio del Poder Popular de Petróleo y Minería, bajo la implementación de tecnologías de la información y comunicaciones libres

UNIDAD DE MEDIDA: Servicio

CANTIDAD: Fem.(0) Mas.(0) Total(5.385)

ASIGNACIÓN PRESUPUESTARIA: 100.686.911

OBJETIVO HISTÓRICO: I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Impulsar acciones y estrategias que fortalezcan la creación del conocimiento y tecnologías que aseguren el desarrollo sustentable de las actividades hidrocarburíferas, mineras y conexas

OBJETIVOS ESPECÍFICOS: Actualizar la plataforma tecnológica para impulsar acciones y estrategias, que fortalezcan la creación del conocimiento tecnológico que aseguren el desarrollo sustentable de las actividades hidrocarburíferas, mineras y conexas

RESULTADO: 100% de actualización en la plataforma del Ministerio del Poder Popular de Petróleo y Minería, bajo el uso de tecnologías libres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	14.467.603					14.467.603
4.02	Materiales, suministros y mercancías	27.074.993					27.074.993
4.03	Servicios no personales	9.772.630					9.772.630
4.04	Activos reales	49.371.685					49.371.685
	TOTAL	**100.686.911**					**100.686.911**

PROYECTO:	COD. N.E: 128849 COD. PPTO: 450318000 Implementar instrumentos de evaluación económica sobre las actividades de la cadena física de los hidrocarburos gaseosos y sus derivados
UNIDAD DE MEDIDA:	Informe
CANTIDAD:	Fem.(0) Mas.(0) Total(2)
ASIGNACIÓN PRESUPUESTARIA:	8.476.638
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Avanzar hacia la soberanía e independencia productiva en la construcción de redes estratégicas, tanto para bienes esenciales como de generación de valor, a partir de nuestras ventajas comparativas
OBJETIVOS ESPECÍFICOS:	Incrementar el control y supervisión del Estado sobre el grado de eficiencia de las actividades, que componen la cadena física de los hidrocarburos gaseosos y sus derivados, mediante la aplicación de instrumentos de evaluación económica
RESULTADO:	Medición oportuna y adecuada del grado de eficiencia económica de las actividades de la cadena física de los hidrocarburos gaseosos y sus derivados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	3.361.954					3.361.954
4.02	Materiales, suministros y mercancías	1.001.676					1.001.676
4.03	Servicios no personales	2.462.205					2.462.205
4.04	Activos reales	1.650.803					1.650.803
	TOTAL	**8.476.638**					**8.476.638**

PROYECTO:	COD. N.E: 128792 COD. PPTO: 450319000 Desarrollo de un modelo de seguimiento de la información documentada del Viceministerio de Gas, para la continua actualización en la base de datos
UNIDAD DE MEDIDA:	Informe
CANTIDAD:	Fem.(0) Mas.(0) Total(2)
ASIGNACIÓN PRESUPUESTARIA:	2.775.862
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Establecer un mecanismo de control del fondo documental inherente al Viceministerio de Gas, para su continua actualización en la base de datos
OBJETIVOS ESPECÍFICOS:	Evaluar el grado de adecuación de un sistema modelo para el manejo de la información centralizada del Despacho del Viceministerio de Gas, donde se pueda lograr el mayor valor y utilidad de dichos recursos, materializar el consistente control de la documentación oficial, referencial y técnica del Despacho, con el fin de promover la generación de mayor nivel de seguimiento y automatización de la información
RESULTADO:	Establecer un mecanismo de control de documentación que permita la clasificación y codificación de la misma para su control máximo

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.099.634					1.099.634
4.02	Materiales, suministros y mercancías	311.903					311.903
4.03	Servicios no personales	1.202.380					1.202.380
4.04	Activos reales	161.945					161.945
	TOTAL	2.775.862					2.775.862

PROYECTO:	COD. N.E: 128742 COD. PPTO: 450320000 Diseño y desarrollo del modelo Ortofotografía con mapas digitales para distribuir, controlar y dar seguimiento a los planes de desarrollo de las licencias y de las operadoras
UNIDAD DE MEDIDA:	Informe
CANTIDAD:	Fem.(0) Mas.(0) Total(2)
ASIGNACIÓN PRESUPUESTARIA:	3.877.385
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Avanzar hacia la soberanía e independencia productiva en la construcción de redes estratégicas tanto, para bienes esenciales como de generación de valor, a partir de nuestras ventajas comparativas
OBJETIVOS ESPECÍFICOS:	Implementar para el año 2016, modelo de ortofotografía con el fin de distribuir, controlar y dar seguimiento a los planes de desarrollo de las licencias y de las operadoras, para promover la generación de mayor nivel posible de bienestar económico y social de la población e impulsar la consolidación del país como potencia energética regional y mundial
RESULTADO:	Ortofotográfias digitales de alta resolución de los campos de gas inherentes a las licencias y operadoras establecidas en la nación; utilizada para realizar mediciones reales ya que es una representación precisa de la superficie terrestre, en la que se han corregido las distorsiones asociadas a las imágenes aéreas. Esto también para la generación de modelos digitales de ortofotográfia

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.089.929					1.089.929
4.02	Materiales, suministros y mercancías	909.555					909.555
4.03	Servicios no personales	1.541.725					1.541.725
4.04	Activos reales	336.176					336.176
	TOTAL	**3.877.385**					**3.877.385**

PROYECTO:	COD. N.E: 128674 COD. PPTO: 450321000 Diseñar un plan tecnológico para incrementar el factor de recobro en la Faja Petrolifera del Orinoco Hugo Chávez Frias
UNIDAD DE MEDIDA:	Documento
CANTIDAD:	Fem.(0) Mas.(0) Total(1)
ASIGNACIÓN PRESUPUESTARIA:	3.855.252
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un pais potencia en lo social, lo económico y lo politico dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar la formulación de lineamientos de politicas y estrategias para la máxima valorización de los recursos potencialmente explotables, a fin de preservar y consolidar la soberanía sobre los recursos petroleros en la Faja Petrolífera del Orinoco
OBJETIVOS ESPECÍFICOS:	Definir un plan tecnológico que permita identificar las áreas de aplicación de las tecnologías disponibles para incrementar el factor de recobro en la Faja Petrolifera del Orinoco, profundizando la soberanía tecnológica del sector de hidrocarburos
RESULTADO:	Plan tecnológico

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	2.249.918					2.249.918
4.02	Materiales, suministros y mercancías	346.832					346.832
4.03	Servicios no personales	1.258.502					1.258.502
	TOTAL	3.855.252					3.855.252

PROYECTO:	COD. N.E: 128533 COD. PPTO: 450322000 Automatización y mantenimiento de los procesos de determinación, cálculo, liquidación y notificación de los ingresos petroleros
UNIDAD DE MEDIDA:	Sistema
CANTIDAD:	Fem.(0) Mas.(0) Total(1)
ASIGNACIÓN PRESUPUESTARIA:	7.442.493
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Asegurar y ejercer la soberania nacional sobre las materias primas, fuentes energéticas y recursos asociados
OBJETIVOS ESPECÍFICOS:	Optimizar las herramientas tecnológicas utilizadas en los procesos de determinación, cálculo, liquidación y notificación de los ingresos petroleros
RESULTADO:	Sistema automatizado

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	4.387.025					4.387.025
4.02	Materiales, suministros y mercancías	882.026					882.026
4.03	Servicios no personales	2.085.992					2.085.992
4.04	Activos reales	87.450					87.450
	TOTAL	**7.442.493**					**7.442.493**

PROYECTO: COD. N.E: 128682 COD. PPTO: 450323000 Diseñar un plan específico de estudios y acciones, que permita la consolidación de la base de recursos y la generación de nuevas oportunidades de negocios para petróleo y gas, en la región costa afuera, área Fachada Atlántica, ámbito territorial de la República Bolivariana de Venezuela

UNIDAD DE MEDIDA: Plan

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 11.407.756

OBJETIVO HISTÓRICO: III. Convertir a Venezuela en un pais potencia en lo social, lo económico y lo politico dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Definir lineamientos que permitan acelerar la ejecución de las actividades exploratorias, en la región costa afuera, especificamente Fachada Atlántica, que permitan pasar de expectativas a reservas, las oportunidades exploratorias cercanas a tierra firme y definir expectativas mar adentro (Costa afuera)

OBJETIVOS ESPECÍFICOS: Diseñar un plan específico de estudios y acciones, que permita la consolidación de la base de recursos y la generación de nuevas oportunidades de negocios para petróleo y gas en la región costa afuera, área Fachada Atlántica, ámbito territorial de la República Bolivariana de Venezuela, a fin de garantizar la ejecución de las actividades de exploración de hidrocarburos y definir expectativas de reservas en nuevas áreas en función de fijar presencia y ejercer soberanía sobre nuestro mar territorial

RESULTADO: Plan de estudios

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	8.557.940					8.557.940
4.02	Materiales, suministros y mercancías	553.649					553.649
4.03	Servicios no personales	1.315.667					1.315.667
4.04	Activos reales	980.500					980.500
	TOTAL	11.407.756					11.407.756

PROYECTO:	COD. N.E: 128531 COD. PPTO: 450324000 Sistema automatizado de información estadística del sector hidrocarburos
UNIDAD DE MEDIDA:	Informe
CANTIDAD:	Fem.(0) Mas.(0) Total(12)
ASIGNACIÓN PRESUPUESTARIA:	12.071.875
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de seguridad social, la mayor suma de estabilidad política y la mayor suma de felicidad posible para nuestro pueblo"
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Contribuir con información estadística oportuna, segura y confiable del sector hidrocarburos que permita la formulación, seguimiento y evaluación de las políticas públicas por parte de las máximas autoridades
OBJETIVOS ESPECÍFICOS:	Automatizar los procesos de captura, análisis y publicación de la información estadística, a través de la implementación de herramientas tecnológicas modernas que permitan la simplificación y optimización de los procedimientos administrativos, con el fin de dotar al Viceministerio de Hidrocarburos, de información estadística del sector que contribuya eficientemente a la generación de conocimiento sobre la realidad de la actividad de los hidrocarburos, sus tendencias y fortalecer el desarrollo, adecuación y adopción de normas y estándares que contribuyan eficazmente al proceso de armonización estadística como órgano que forma parte del Sistema Estadístico Nacional, que a su vez facilite la comparabilidad internacional, para contribuir a la formulación, seguimiento y evaluación de las políticas públicas del sector hidrocarburos
RESULTADO:	Conceptualización del sistema automatizado de información estadística del sector hidrocarburos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	6.708.412					6.708.412
4.02	Materiales, suministros y mercancías	1.688.323					1.688.323
4.03	Servicios no personales	3.599.515					3.599.515
4.04	Activos reales	75.625					75.625
	TOTAL	**12.071.875**					**12.071.875**

PROYECTO:	COD. N.E: 128702 COD. PPTO: 450325000 Optimizar el control de la producción de los volúmenes de los recursos hidrocarburiferos y mineros sujetos a pagos de impuestos y regalias, y la infraestructura asociada a las actividades de explotación, comercialización, distribución, almacenamiento y transporte para la transformación de los recursos de la Nación-Dirección Regional Bolivar
UNIDAD DE MEDIDA:	Actividad
CANTIDAD:	Fem.(0) Mas.(0) Total(1.262)
ASIGNACIÓN PRESUPUESTARIA:	22.869.034
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Velar por el cumplimiento de las leyes emanadas del Ministerio del Poder Popular de Petróleo y Minería, a través de la supervisión y control de la industria petrolera en la jurisdicción, con el fin de garantizar el funcionamiento del sector de hidrocarburos ajustado a los lineamientos y politicas del Estado en la materia
OBJETIVOS ESPECÍFICOS:	Incrementar la confiabilidad y disponibilidad de la infraestructura de recolección tratamiento, almacenamiento, embarque, medición y refinación de hidrocarburos de Petróleos de Venezuela y sus empresas mixtas
RESULTADO:	Servicio

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	9.605.847					9.605.847
4.02	Materiales, suministros y mercancías	2.949.899					2.949.899
4.03	Servicios no personales	5.800.093					5.800.093
4.04	Activos reales	4.513.195					4.513.195
	TOTAL	**22.869.034**					**22.869.034**

PROYECTO:	COD. N.E: 128532 COD. PPTO: 450326000 Optimizar el control de la producción de los volúmenes de los recursos hidrocarburíferos y mineros, sujetos a pagos de impuestos y regalías y las infraestructuras asociadas a las actividades de explotación, comercialización, distribución, almacenamiento y transporte para la transformación de los recursos de la Nación-Dirección Regional Maracaibo
UNIDAD DE MEDIDA:	Actuación
CANTIDAD:	Fem.(0) Mas.(0) Total(12.375)
ASIGNACIÓN PRESUPUESTARIA:	88.581.212
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Fortalecer las acciones de supervisión y control efectivo de las actividades conexas estratégicas de la industria petrolera, consolidando las actividades clave de la cadena de valor de petróleo y gas; garantizando el cumplimiento de las medidas tendientes, para asegurar y ejercer la soberanía nacional sobre las materias primas, fuentes energéticas y recursos asociados con la industria petrolera y garantizar el cumplimiento de las medidas tendientes a la conservación y aprovechamiento de los recursos de hidrocarburo. Así como fortalecer el régimen de fiscalización de la actividad minera y sus conexas estratégicas asociadas a la cadena industrial de explotación de los recursos mineros, para lo cual se ejecutará el plan de fiscalización, seguimiento y control de las actividades
OBJETIVOS ESPECÍFICOS:	Mejorar el control fiscal para certificar la producción de los volúmenes de hidrocarburíferos, mineros y derivados, sujetos a pagos de impuestos y regalías en la jurisdicción de la Dirección Regional Maracaibo en el ejercicio fiscal 2016
RESULTADO:	Efectividad en el control fiscal de la actividad

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	58.910.356					58.910.356
4.02	Materiales, suministros y mercancías	14.044.012					14.044.012
4.03	Servicios no personales	11.266.906					11.266.906
4.04	Activos reales	4.359.938					4.359.938
	TOTAL	**88.581.212**					**88.581.212**

PROYECTO:	COD. N.E: 128528 COD. PPTO: 450327000 Elaborar la prospectiva energética de la República Bolivariana de Venezuela hasta el 2032
UNIDAD DE MEDIDA:	Documento
CANTIDAD:	Fem.(0) Mas.(0) Total(1)
ASIGNACIÓN PRESUPUESTARIA:	7.919.118
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Elaborar prospectiva energética para el diseño de escenarios energéticos, con el propósito de realizar análisis de variables y planteamiento de hipótesis para la construcción de los escenarios energéticos
OBJETIVOS ESPECÍFICOS:	Elaborar la prospectiva energética de la República Bolivariana de Venezuela hasta el 2032
RESULTADO:	Prospectiva energética de la República Bolivariana de Venezuela

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	4.039.260					4.039.260
4.02	Materiales, suministros y mercancias	2.542.569					2.542.569
4.03	Servicios no personales	797.289					797.289
4.04	Activos reales	540.000					540.000
	TOTAL	**7.919.118**					**7.919.118**

PROYECTO: COD. N.E: 128826 COD. PPTO: 450328000 Optimizar los mecanismos de control implementados para el seguimiento de las actividades inherentes al transporte, distribución, almacenamiento y expendio de productos derivados de hidrocarburos, así como lo relativo a la actividad minera, susceptible al pago de impuesto en la zona central

UNIDAD DE MEDIDA: Acta

CANTIDAD: Fem.(0) Mas.(0) Total(996)

ASIGNACIÓN PRESUPUESTARIA: 24.634.393

OBJETIVO HISTÓRICO: I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Fortalecer las acciones de supervisión y control efectivo de las actividades conexas estratégicas de la industria petrolera, consolidando las actividades claves de la cadena de valor de petróleo y gas; garantizando el cumplimiento de las medidas tendientes. Asegurar y ejercer la soberanía nacional sobre las materias primas, fuentes energéticas y recursos asociados con la industria petrolera y garantizar el cumplimiento de las medidas tendientes a la conservación y aprovechamiento de los recursos de hidrocarburos. Así como, fortalecer el régimen de fiscalización de la actividad minera y sus conexas estratégicas asociadas a la cadena industrial de explotación de los recursos mineros, para lo cual se ejecutará el plan de fiscalización, seguimiento y control de las actividades

OBJETIVOS ESPECÍFICOS: Garantizar tanto la operación como el uso racional de combustible y derivados de hidrocarburos, abarcando geográficamente los estados Vargas, Aragua, Miranda y Distrito Capital, en perfecta alineación con las políticas públicas emanadas del Ejecutivo Nacional, vinculadas directamente con las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019. La Dirección Regional Zona Central, establece la ejecución de actividades en función de realizar las inspecciones en todos los establecimientos y comercializadoras de los derivados de hidrocarburos y productos mineros en dicha región

RESULTADO: Mejoras al expendio de combustible y gas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	14.758.257					14.758.257
4.02	Materiales, suministros y mercancías	4.564.837					4.564.837
4.03	Servicios no personales	3.450.306					3.450.306
4.04	Activos reales	1.860.993					1.860.993
	TOTAL	**24.634.393**					**24.634.393**

PROYECTO:	COD. N.E: 128719 COD. PPTO: 450329000 Optimizar el control de la producción de los volúmenes de los recursos hidrocarburíferos y mineros sujetos a pagos de impuestos y regalías, y la infraestructura asociada a las actividades de explotación, comercialización, distribución, almacenamiento y transporte para la transformación de los recursos de la Nación-Dirección Regional Maturín
UNIDAD DE MEDIDA:	Documento
CANTIDAD:	Fem.(0) Mas.(0) Total(2.279)
ASIGNACIÓN PRESUPUESTARIA:	46.386.068
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Asegurar y ejercer la soberanía nacional sobre las materias primas, fuentes energéticas y recursos asociados. Desarrollar un modelo de formación sociopolítica que consolide un nuevo funcionario y trabajador público, comprometido con los valores y preceptos socialistas
OBJETIVOS ESPECÍFICOS:	Garantizar un control más eficaz y eficiente en las actividades de explotación, procesos, comercialización, distribución y transporte de los recursos hidrocarburíferos y mineros y de su infraestructura asociada; así como ejercer acción fiscalizadora de estos recursos, de acuerdo a las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019
RESULTADO:	Inspecciones programas vs Inspecciones ejecutadas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	30.119.449					30.119.449
4.02	Materiales, suministros y mercancías	6.479.047					6.479.047
4.03	Servicios no personales	6.812.153					6.812.153
4.04	Activos reales	2.975.419					2.975.419
	TOTAL	**46.386.068**					**46.386.068**

PROYECTO:	COD. N.E: 128809 COD. PPTO: 450330000 Optimizar el control de la producción de los volúmenes de los recursos hidrocarburíferos y mineros sujetos a pagos de impuestos y regalías, y la infraestructura asociada a las actividades de explotación, comercialización, distribución, almacenamiento y transporte para la transformación de los recursos de la Nación-Dirección Regional Cumaná
UNIDAD DE MEDIDA:	Actividad
CANTIDAD:	Fem.(0) Mas.(0) Total(1.200)
ASIGNACIÓN PRESUPUESTARIA:	22.264.299
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Fortalecer el rol del Estado en la administración y explotación de los recursos hidrocarburíferos y mineros, dentro de la jurisdicción de la Dirección Regional Cumaná
OBJETIVOS ESPECÍFICOS:	Potenciar e incrementar la capacidad de producción de crudo, gas y minerales en aras de ejercer la conformación de la nueva estructura social, a su vez ejercer acción fiscalizadora de hidrocarburos líquidos, gaseosos y sus derivados; así como de los recursos minerales de acuerdo al plan Venezuela potencia energética mundial, a su vez inspeccionar las condiciones operacionales actuales de las instalaciones de superficie de los campos petroleros, gasíferos y mineros, en cuanto al cumplimiento de las normas técnicas que rigen su funcionamiento y operatividad, requeridas para el ejercicio de las actividades de producción, tratamiento, recolección y transporte de recursos hidrocarburos y sus derivados y de los recursos minerales con el fin de optimizar las infraestructuras asociadas para un gradual aumento de la producción enmarcado en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019
RESULTADO:	Inspección/Fiscalización

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	12.400.053					12.400.053
4.02	Materiales, suministros y mercancías	4.312.098					4.312.098
4.03	Servicios no personales	4.487.560					4.487.560
4.04	Activos reales	1.064.588					1.064.588
	TOTAL	22.264.299					22.264.299

PROYECTO: COD. N.E: 128641 COD. PPTO: 450331000 Optimizar el control de la producción de los volúmenes de los recursos hidrocarburíferos y mineros sujetos a pagos de impuestos y regalías, y la infraestructura asociada a las actividades de explotación, comercialización, distribución, almacenamiento y transporte para la transformación de los recursos de la Nación-Dirección Regional Barinas

UNIDAD DE MEDIDA: Documento

CANTIDAD: Fem.(0) Mas.(0) Total(2.915)

ASIGNACIÓN PRESUPUESTARIA: 50.821.154

OBJETIVO HISTÓRICO: I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Fortalecer las acciones de supervisión y control efectivo de las actividades conexas estratégicas de la industria petrolera, consolidando las actividades claves de la cadena de valor de petróleo y gas; garantizando el cumplimiento de las medidas tendientes. Asegurar y ejercer la soberanía nacional sobre las materias primas, fuentes energéticas y recursos asociados con la industria petrolera y garantizar el cumplimiento de las medidas tendientes a la conservación y aprovechamiento de los recursos de hidrocarburos. Así como fortalecer el régimen de fiscalización de la actividad minera y sus conexas estratégicas asociadas a la cadena industrial de explotación de los recursos mineros, para lo cual se ejecutará el plan de fiscalización, seguimiento y control de las actividades

OBJETIVOS ESPECÍFICOS: Supervisar, fiscalizar y controlar las actividades básicas, conexas y estratégicas de la industria petrolera, gasífera y minera; para garantizar el cumplimiento de las leyes y normativas de estas áreas, ejerciendo la soberanía nacional, así como la conservación y aprovechamiento de estos recursos, para lo cual se ejecutará el plan de fiscalización e inspección, seguimiento y control de estas actividades

RESULTADO: Fiscalización e inspección de los hidrocarburos y sus derivados, así como de la minería y sus actividades conexas en la jurisdicción de la Dirección Regional Barinas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	26.891.498					26.891.498
4.02	Materiales, suministros y mercancías	9.475.116					9.475.116
4.03	Servicios no personales	9.797.205					9.797.205
4.04	Activos reales	4.657.335					4.657.335
	TOTAL	**50.821.154**					**50.821.154**

PROYECTO:	COD. N.E: 128762 COD. PPTO: 450332000 Optimizar el control de la producción de los volúmenes de los recursos hidrocarburíferos, mineros, similares y conexas, sujetos a pagos de impuestos y regalías, así como lo referente a la evaluación de infraestructuras asociadas a las actividades primarias, de refinación y comercialización, para la transformación de los recursos de la Nación, que permitan consolidar la soberanía del Estado sobre la propiedad de los recursos naturales, atendiendo su uso racional y la preservación del ambiente, de acuerdo a las Lineas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019
UNIDAD DE MEDIDA:	Documento
CANTIDAD:	Fem.(0) Mas.(0) Total(3.718)
ASIGNACIÓN PRESUPUESTARIA:	44.519.016
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Fortalecer las acciones de supervisión y control efectivo de las actividades conexas estratégicas de la industria petrolera, consolidando las actividades claves de la cadena de valor de petróleo y gas; garantizando el cumplimiento de las medidas tendientes. Asegurar y ejercer la soberanía nacional sobre las materias primas, fuentes energéticas y recursos asociados con la industria petrolera y garantizar el cumplimiento de las medidas tendientes a la conservación y aprovechamiento de los recursos de hidrocarburos. Así como fortalecer el régimen de fiscalización de la actividad minera y sus conexas estratégicas asociadas a la cadena industrial de explotación de los recursos mineros, para lo cual se ejecutará el plan de fiscalización, seguimiento y control de las actividades
OBJETIVOS ESPECÍFICOS:	Ejercer las acciones de fiscalización, control, seguimiento, inspección y evaluación de infraestructuras asociadas, con las actividades primarias en los sectores hidrocarburos líquidos y gaseosos, petroquímico, carboquímico, minero, similares y conexas dentro de la jurisdicción administrativa de la Dirección Regional Falcón, permitiendo con ello el fortalecimiento del desarrollo nacional y la consolidación de una soberanía de Estado sobre la propiedad de los recursos naturales atendiendo su uso racional y la preservación del ambiente, de acuerdo a los lineamientos contemplados en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019
RESULTADO:	Inspección / Fiscalización

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	29.658.877					29.658.877
4.02	Materiales, suministros y mercancías	7.594.352					7.594.352
4.03	Servicios no personales	3.941.859					3.941.859
4.04	Activos reales	3.323.928					3.323.928
	TOTAL	**44.519.016**					**44.519.016**

PROYECTO:	COD. N.E: 128865 COD. PPTO: 450333000 Optimizar el control de la producción de los volúmenes de los recursos hidrocarburíferos y mineros, sujetos a pagos de impuestos y regalías, y la infraestructura asociada a las actividades de explotación, comercialización, distribución, almacenamiento y transporte para la transformación de los recursos de la Nación-Dirección Regional Barcelona
UNIDAD DE MEDIDA:	Documento
CANTIDAD:	Fem.(0) Mas.(0) Total(3.241)
ASIGNACIÓN PRESUPUESTARIA:	44.316.799
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Asegurar y ejercer la soberanía nacional sobre las materias primas, fuentes energéticas y recursos asociados y el desarrollo de un modelo de formación sociopolítica que consolide un nuevo funcionario y trabajador público, comprometido con los valores y preceptos socialistas
OBJETIVOS ESPECÍFICOS:	Potenciar e incrementar la capacidad de producción de minerales, crudo y gas en aras de ejercer la conformación de la nueva estructura social, a su vez ejercer acción fiscalizadora de recursos minerales e hidrocarburos líquidos, gaseosos y sus derivados de acuerdo al plan Venezuela potencia energética mundial, a su vez inspeccionar las condiciones operacionales actuales de las instalaciones de superficie de los campos mineros, petroleros y gasíferos, en cuanto al cumplimiento de las normas técnicas que rigen su funcionamiento y operatividad, requeridas para el ejercicio de las actividades de producción, tratamiento, recolección y transporte de recursos minerales, hidrocarburos y sus derivados con el fin de optimizar las infraestructuras asociadas para un gradual aumento de la producción enmarcado en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019
RESULTADO:	Inspección/Fiscalización

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	28.202.398					28.202.398
4.02	Materiales, suministros y mercancías	7.448.475					7.448.475
4.03	Servicios no personales	5.504.003					5.504.003
4.04	Activos reales	3.161.923					3.161.923
	TOTAL	**44.316.799**					**44.316.799**

PROYECTO:	COD. N.E: 128844 COD. PPTO: 450334000 Optimizar el control de la producción de los volúmenes de los recursos hidrocarburíferos y mineros, sujetos a pagos de impuestos y regalías, y la infraestructura asociada a las actividades de explotación, comercialización, distribución, almacenamiento y transporte para la transformación de los recursos de la Nación-Dirección Regional Faja del Orinoco
UNIDAD DE MEDIDA:	Documento
CANTIDAD:	Fem.(0) Mas.(0) Total(3.642)
ASIGNACIÓN PRESUPUESTARIA:	59.999.028
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Asegurar y ejercer la soberanía nacional sobre las materias primas, fuentes energéticas y recursos asociados. Desarrollar un modelo de formación sociopolítica que consolide un nuevo funcionario y trabajador público, comprometido con los valores y preceptos socialistas
OBJETIVOS ESPECÍFICOS:	Inspeccionar, fiscalizar y controlar todos los procesos relativos a los hidrocarburos y minería, a través de la dirección Regional Faja del Orinoco, promoviendo el uso eficiente de los recursos energéticos, fortaleciendo la divulgación de las políticas públicas y respetando el medio ambiente
RESULTADO:	Inspección y fiscalización de los administrados, elaboración de informes mensuales de producción fiscalizada de crudo y gas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	40.808.078					40.808.078
4.02	Materiales, suministros y mercancías	6.281.402					6.281.402
4.03	Servicios no personales	9.092.140					9.092.140
4.04	Activos reales	3.817.408					3.817.408
	TOTAL	59.999.028					59.999.028

PROYECTO:	COD. N.E: 128679 COD. PPTO: 450335000 Control y manejo de datos con la automatización de la información de los procesos de la Dirección General de Mercado Interno (Dgmi)
UNIDAD DE MEDIDA:	Sala
CANTIDAD:	Fem.(0) Mas.(0) Total(3)
ASIGNACIÓN PRESUPUESTARIA:	15.039.510
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Crear una sala situacional que genere y sistematice los indicadores de gestión de la Dirección General de Mercado Interno, que apoye en la toma de decisiones para asegurar el cumplimiento de las politicas, normas y resoluciones que regulan el mercado interno, a fin de implementar correctivos que permitan garantizar los requerimientos de los clientes finales
OBJETIVOS ESPECÍFICOS:	Crear una sala situacional que genere y sistematice los indicadores de gestión de la Dirección General de Mercado Interno, que apoye en la toma de decisiones para asegurar el cumplimiento de las politicas, normas y resoluciones que regulan el mercado interno, a fin de implementar correctivos que permitan garantizar los requerimientos de los clientes finales
RESULTADO:	Sala situacional que mida, controle y permita realizar un seguimiento sistematizado de las actividades de la Dirección General de Mercado Interno, en las estaciones de servicio, plantas de distribución y sus distribuidores asociados, empresas de transporte de combustibles privadas, empresa nacional de transporte de combustibles y demás establecimientos de expendio de derivados de hidrocarburos y que, además genere estadísticas que apoyen a la toma de decisiones y permitan asegurar el cumplimiento de las políticas, normas y resoluciones que regulan las actividades de la Dirección General de Mercado Interno y aplicar los correctivos y acciones, a los fines de revisar y optimizar los procesos productivos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	10.407.234					10.407.234
4.02	Materiales, suministros y mercancías	986.689					986.689
4.03	Servicios no personales	2.728.703					2.728.703
4.04	Activos reales	916.884					916.884
	TOTAL	**15.039.510**					**15.039.510**

PROYECTO:	COD. N.E: 128791 COD. PPTO: 450336000 Incorporar un módulo al sistema soberanía petrolera, para automatizar el registro de control de calidad de los lubricantes que se producen en el país
UNIDAD DE MEDIDA:	Módulo
CANTIDAD:	Fem.(0) Mas.(0) Total(1)
ASIGNACIÓN PRESUPUESTARIA:	1.234.130
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de seguridad social, la mayor suma de estabilidad política y la mayor suma de felicidad posible para nuestro pueblo"
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Fortalecer la capacidad rectora del Ministerio del Poder Popular de Petróleo y Minería
OBJETIVOS ESPECÍFICOS:	Automatizar el registro de control de calidad de los lubricantes que se producen en el país
RESULTADO:	Módulo en el sistema para automatizar el registro de control de calidad de los lubricantes que se producen en el país

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	470.049					470.049
4.02	Materiales, suministros y mercancías	345.750					345.750
4.03	Servicios no personales	82.298					82.298
4.04	Activos reales	336.033					336.033
	TOTAL	1.234.130					1.234.130

PROYECTO:	COD. N.E: 128721 COD. PPTO: 450337000 Desarrollar un sistema de medición fiscal de los volúmenes de los minerales oro, hierro y diamante
UNIDAD DE MEDIDA:	Acondicionamiento
CANTIDAD:	Fem.(0) Mas.(0) Total(1.283)
ASIGNACIÓN PRESUPUESTARIA:	33.536.664
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Conformar un sistema de información de los titulares o beneficiarios de derecho minero y de sus actividades conexas que permita mejorar los procesos de rentas mineras y fiscalización e inspección realizados por la inspectoria técnica regional de guayana y sus inspectorias fiscales a nivel regional, en el marco de lo establecido en la normativa que rige la materia, y en apoyo a la toma de decisiones
OBJETIVOS ESPECÍFICOS:	Fortalecer el régimen de recaudación y fiscalización de la actividad minera
RESULTADO:	Servicio (Actualización de la información tanto en formato físico y digital de los titulares o beneficiarios de derechos mineros)

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	13.569.691					13.569.691
4.02	Materiales, suministros y mercancías	4.537.698					4.537.698
4.03	Servicios no personales	14.948.240					14.948.240
4.04	Activos reales	481.035					481.035
	TOTAL	33.536.664					33.536.664

PROYECTO: COD. N.E: COD. PPTO: 459999000 Aportes y transferencias para financiar los proyectos de los entes descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(228.019.786)

ASIGNACIÓN PRESUPUESTARIA: 228.019.786

OBJETIVO HISTÓRICO: III. Convertir a Venezuela en un pais potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Garantizar los recursos financieros para asegurar la ejecución de los proyectos

OBJETIVOS ESPECÍFICOS: Transferir a los entes descentralizados los recursos financieros para la ejecución de los proyectos

RESULTADO: Recursos transferidos a los entes descentralizados para la ejecución de los proyectos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	228.019.786					228.019.786
	TOTAL	228.019.786					228.019.786

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	228.019.786					228.019.786
4.07.01.00.00	Transferencias y donaciones corrientes internas	228.019.786					228.019.786
4.07.01.03.00	Transferencias corrientes internas al sector público	228.019.786					228.019.786
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	228.019.786					228.019.786
	- A0199 Instituto Nacional de Geología y Minería (Ingeomin)	10.659.071					10.659.071
	- A0356 Fundación Guardería Infantil del Ministerio de Energía y Minas "La Alquitrana"	197.992.154					197.992.154
	- A0361 Fundación Oro Negro	8.188.476					8.188.476
	- A0956 Servicio Autónomo de Metrología de Hidrocarburos	11.180.085					11.180.085

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.808.090.639					1.808.090.639
4.03	Servicios no personales	28.298.486					28.298.486
	TOTAL	**1.836.389.125**					**1.836.389.125**

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	121.574.491					121.574.491
4.03	Servicios no personales	137.646.783					137.646.783
4.04	Activos reales	34.524.396					34.524.396
4.07	Transferencias y donaciones	315.785.529					315.785.529
4.11	Disminución de pasivos	408.449					408.449
	TOTAL	609.939.648					609.939.648

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	315.785.529					315.785.529
4.07.01.00.00	Transferencias y donaciones corrientes internas	315.785.529					315.785.529
4.07.01.03.00	Transferencias corrientes internas al sector público	315.785.529					315.785.529
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	315.785.529					315.785.529
	- A0199 Instituto Nacional de Geología y Minería (Ingeomin)	88.464.775					88.464.775
	- A0356 Fundación Guardería Infantil del Ministerio de Energía y Minas "La Alquitrana"	18.691.856					18.691.856
	- A0361 Fundación Oro Negro	50.657.245					50.657.245
	- A0428 Fundación Misión Piar	29.236.478					29.236.478
	- A0900 Ente Nacional del Gas (Enagas)	63.661.625					63.661.625
	- A0956 Servicio Autónomo de Metrología de Hidrocarburos	65.073.550					65.073.550

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	430.458.085					430.458.085
	TOTAL	**430.458.085**					**430.458.085**

46

Ministerio del Poder Popular para la Cultura

MINISTERIO DEL PODER POPULAR PARA LA CULTURA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Partiendo de la noción amplia e integral de cultura, entendida como las prácticas, ideas y sensibilidades que constituyen la percepción del mundo y de las relaciones sociales en una determinada sociedad y período histórico, asumiendo la cultura como potencia modeladora del pensamiento y la praxis de las sociedades la cual es transversal al quehacer tanto material como intelectual y espiritual de las mismas. Asumiendo la transversalidad del hecho cultural, las políticas culturales deben construirse intersectorialmente con los aportes de las políticas de los sectores Educación, Educación Universitaria, Ciencia y Tecnología, Comunas y Movimientos Sociales, Comunicación e Información. Asimismo, los sectores Turismo, Deporte y Juventud, Mujer y Pueblos Indígenas, contribuyendo mancomunadamente con los objetivos estratégicos trazados por el Sector y las "Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación, 2013-2019".

El Plan Sectorial de Cultura trazará los lineamientos para consolidar la cultura revolucionaria solidaria y productiva, la generación de conocimiento creativo e innovador y la formación liberadora; para ello garantizará acciones que se vinculen con la diversidad de prácticas que constituyen la venezolanidad, desde las formas de alimentación, vestimenta, producción, construcción, organización y todo aquello que configura nuestra relación con el medio ambiente hasta las distintas manifestaciones artísticas, intelectuales, recreativas y lúdicas que forman la consciencia nacional y las relaciones sociales.

Competencias

El Ministerio del Poder Popular para la Cultura fue creado mediante Decreto 3.464 del 09 de febrero de 2005, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 38.124 de fecha de 10 de febrero de 2005 y mediante el Decreto Nº 1.612, a través del cual se dicta la Reforma Parcial del Decreto sobre Organización General de la Administración Pública Nacional, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 6.173 Extraordinario, de fecha 18 de febrero del 2015, de acuerdo con el Artículo 48 del referido Decreto, son competencias del Ministerio del Poder Popular para la Cultura, las siguientes:

- Lo relativo a la cultura y el sector cultural en todas sus modalidades.
- El proceso en valores propios de la identidad y diversidad cultural.
- El patrimonio cultural tangible e intangible.
- La memoria histórica de la Nación.
- El Sistema Nacional de la Cultura; así como la proyección y promoción de la cultura venezolana en el exterior.

El Ministerio del Poder Popular para la Cultura, atendiendo a sus atribuciones legales define su Misión, Visión, Políticas, Objetivos y Estrategias en los siguientes términos:

Misión

El Ministerio del Poder Popular para la Cultura, es el órgano del Ejecutivo Nacional responsable de generar y proyectar los lineamientos y las políticas culturales del Estado que coadyuven al Desarrollo Humano de manera integral, a la preservación y conocimiento del patrimonio cultural tangible e intangible de la Nación y el fomento y potenciación de sus expresiones culturales, como elementos sustantivos y determinantes para el resguardo de la memoria, el patrimonio cultural y la profundización del sentido de identidad nacional, como expresiones del ideario de una vida digna e íntegra.

Visión

Ser un Ministerio modelo para el proceso de transformación de la Administración Pública en materia cultural, coadyuvando en el cumplimiento de los deberes del Estado venezolano en materia de preservación, enriquecimiento y restauración del patrimonio cultural tangible e intangible y la memoria histórica de la Nación, con atención especial a las culturas populares constitutivas de la venezolanidad; así como ser garante de la emisión, recepción y circulación de la información cultural, con miras a la plena satisfacción de los derechos culturales de los venezolanos.

Acciones y metas 2016

El Ministerio del Poder Popular para la Cultura, como Ente Rector de la política cultural del país, en aras de atender la demanda de bienes y servicios culturales que requiere la población, actúa dentro de las "Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", previsto por el Ejecutivo Nacional, así como del Plan Operativo Anual Nacional (POAN) y del Plan Operativo Anual de los Órganos y Entes del Poder Público (Poaoepp). Para ello ejecutará diferentes acciones y metas, contempladas en un total de 10 Proyectos Estratégicos e Institucionales para el Ejercicio Económico Financiero 2016, cuya asignación presupuestaria es de Cuatro Mil Seiscientos Diez Millones Veintiséis Mil Quinientos Cuarenta y Seis Bolívares (Bs. 4.610.026.546), de los cuales Dos Mil Setecientos Sesenta y Dos Millones Ciento Doce Mil Doscientos Setenta y Siete Bolívares (Bs. 2.762.112.277) se destinarán a la ejecución de proyectos y la cantidad de Un Mil Ochocientos Cuarenta y Siete Millones Novecientos Catorce Mil Doscientos Sesenta y Nueve Bolívares (Bs. 1.847.914.269) a la acciones centralizadas que permitirán mantener la operatividad de las actividades administrativas del Ministerio y de sus Entes Adscritos.

Los objetivos estratégicos planteados por el Ministerio del Poder Popular para la Cultura para el año 2016, busca asegurar el acceso a la cultura por parte de toda la población, contribuir a fomentar el diálogo intercultural y el pluralismo, estableciendo formas de integración en el desarrollo cultural que propicien la participación de los ciudadanos y organizaciones culturales, formar a la población estudiantil en la modalidad para las artes, capacitar a las comunidades en el trabajo cultural comunitario, promover e impulsar la identidad nacional, generar valores sobre la venezolanidad, el amor y la paz, con eventos culturales en todo el país; desarrollar líneas de investigación concernientes a la cultura y las artes, priorizando la didáctica de la formación para las artes, los nuevos valores socialistas y la interconexión entre las artes, la vida social y política del país; consolidar líneas y estrategias para la proyección internacional del desarrollo de la cultura venezolana, promoviendo el intercambio entre naciones.

Para el desarrollo y concreción de los objetivos el Ministerio formuló los siguientes proyectos:

- Salud y seguridad laboral para los trabajadores y trabajadoras, jubilados y pensionados del Ministerio del Poder Popular para la Cultura y sus entes adscritos
- Democratización del patrimonio documental dirigida al pueblo creador
- Formación cultural por y para el pueblo
- Desconcentración de las políticas culturales en el territorio nacional
- El arte y la cultura en debate permanente: investigación para la acción transformadora
- Arte y cultura: la presencia internacional de nuestro pueblo creador
- Impulsar la constitución de redes de producción cultural
- Revolución en cifras: ampliación del sistema de información cultural venezolano
- Venezuela cultura en movimiento
- Aportes y transferencias para financiar los proyectos de los entes descentralizados (en este proyecto se centralizan los aportes a los entes adscritos para la ejecución de sus proyectos, que coadyuvan a alcanzar las políticas culturales del Ministerio del Poder Popular para la Cultura).

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos						Presupuesto 2016
					Género		Ingresos Ordinarios	Ingresos Extraordinarios					
N.E.	Ppto.		Unidad de Medida	Cant.	Fem.	Masc.		Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios		
128048	460102000	Salud y Seguridad Laboral para los trabajadores y trabajadoras, jubilados y pensionados del Ministerio del Poder Popular para la cultura y sus Entes Adscritos	atención	25.586			344.053.622						344.053.622
128050	460103000	Democratización del Patrimonio Documental dirigida al Pueblo Creador	digitalización	4.500			46.685.871						46.685.871
128076	460104000	Formación Cultural por y para el pueblo	estudiante	4.500			119.201.044						119.201.044
128131	460105000	Desconcentración de las políticas culturales en el territorio nacional	actividad	5.376			157.355.205						157.355.205
128219	460106000	El Arte y la Cultura en debate permanente: investigación para la acción transformadora	investigación	12			104.556.800						104.556.800
128129	460107000	Arte y cultura: La presencia internacional de nuestro pueblo creador	evento	70			34.890.698						34.890.698
128215	460108000	Impulsar la constitución de Redes de Producción Cultural	red	24			2.347.571						2.347.571
128066	460109000	Revolución en cifras: Ampliación del Sistema de Información Cultural Venezolano	sistema	1			5.922.307						5.922.307
128073	460110000	Venezuela Cultura en Movimiento	espacio	200			82.494.714						82.494.714
	469999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	bolívar	1.864.604.445			1.864.604.445						1.864.604.445
TOTAL							**2.762.112.277**						**2.762.112.277**

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
460001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	223.425.153					223.425.153
460002000	Gestión administrativa	1.386.906.021					1.386.906.021
460003000	Previsión y Protección Social	237.583.095					237.583.095
	TOTAL	1.847.914.269					1.847.914.269

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**211**	**315**		**526**	**34.013.506**	**17.141.860**	**51.155.366**
Altos Funcionarios y de Elección Popular		1		1	66.795		66.795
Alto Nivel y de Dirección	110	79		189	10.004.418		10.004.418
Profesional y Técnico	37	34		71	4.361.784	3.010.281	7.372.065
Personal Administrativo	28	14		42	4.635.870	2.753.995	7.389.865
Obrero	36	187		223	14.944.639	11.377.584	26.322.223
Personal Contratado	**1.303**	**1.328**		**2.631**	**64.302.654**		**64.302.654**
Directivo	47	63		110	4.563.042		4.563.042
Profesional y Técnico	684	636		1.320	29.434.902		29.434.902
Personal Administrativo	434	479		913	23.960.638		23.960.638
Personal Docente	63	62		125	4.044.488		4.044.488
Personal de Investigación	75	88		163	2.299.584		2.299.584
TOTAL	**1.514**	**1.643**		**3.157**	**98.316.160**	**17.141.860**	**115.458.020**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**62**	**51**	**113**	**43.784.042**
Empleados	25	16	41	15.324.414
Docentes	28	17	45	17.513.616
Obreros	9	18	27	10.946.012
Jubilados	**280**	**200**	**480**	**193.799.053**
Empleados	116	76	192	77.519.620
Docentes	112	47	159	63.950.687
Obreros	52	77	129	52.328.746
TOTAL	342	251	593	237.583.095

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	728.371.823					728.371.823
4.02	Materiales, suministros y mercancías	126.487.211					126.487.211
4.03	Servicios no personales	394.888.013					394.888.013
4.04	Activos reales	38.609.331					38.609.331
4.07	Transferencias y donaciones	3.277.229.211					3.277.229.211
4.11	Disminución de pasivos	44.440.957					44.440.957
	TOTAL	4.610.026.546					4.610.026.546

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.783.188.063					2.783.188.063
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.783.188.063					2.783.188.063
4.07.01.03.00	Transferencias corrientes internas al sector público	2.783.188.063					2.783.188.063
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.759.267.536					2.759.267.536
	- A0002 Instituto Autónomo Biblioteca Nacional y de Servicios de Bibliotecas	579.858.382					579.858.382
	- A0150 Instituto del Patrimonio Cultural	123.810.515					123.810.515
	- A0158 Compañía Nacional de Teatro	74.314.860					74.314.860
	- A0161 Fundación Compañía Nacional de Música	69.388.099					69.388.099
	- A0301 Fundación Biblioteca Ayacucho	23.755.010					23.755.010
	- A0342 Fundación Casa Nacional de las Letras Andrés Bello	26.709.855					26.709.855
	- A0371 Fundación Vicente Emilio Sojo	7.453.515					7.453.515
	- A0372 Fundación Teatro Teresa Carreño	232.758.930					232.758.930
	- A0373 Fundación Centro de Estudios Latinoamericanos Rómulo Gallegos	59.055.550					59.055.550
	- A0374 Fundación Librerías del Sur	64.046.599					64.046.599
	- A0375 Fundación Casa del Artista	89.694.785					89.694.785
	- A0378 Centro de la Diversidad Cultural	56.441.194					56.441.194
	- A0390 Fundación Cinemateca Nacional	96.532.208					96.532.208
	- A0417 Fundación Centro Nacional de la Fotografía (CENAF)	19.244.434					19.244.434
	- A0424 Fundación Museos Nacionales	315.940.050					315.940.050
	- A0449 Fundación Distribuidora Venezolana de la Cultura	40.076.767					40.076.767
	- A0450 Fundación Compañía Nacional de Danza	62.802.363					62.802.363
	- A0452 Fundación Misión Cultura	149.288.578					149.288.578

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	- A0453 Fundación Editorial El Perro y La Rana	110.618.809					110.618.809
	- A0459 Fundación Red de Arte	75.861.630					75.861.630
	- A0462 Fundación Imprenta de la Cultura	93.329.408					93.329.408
	- A0469 Fundación Centro Nacional del Disco (CENDIS)	60.947.408					60.947.408
	- A0486 Fundación Centro Nacional de la Historia	53.822.870					53.822.870
	- A0821 Centro Nacional Autónomo de Cinematografía (CNAC)	22.777.055					22.777.055
	- A0829 Centro Nacional del Libro (CNL)	52.045.863					52.045.863
	- A0948 Instituto de las Artes Escénicas y Musicales	99.537.102					99.537.102
	- A0949 Instituto de las Artes de la Imagen y el Espacio	99.155.697					99.155.697
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	23.920.527					23.920.527
	- A0838 Monteavila Editores Latinoamericana, C.A.	23.920.527					23.920.527

PROYECTO:	COD. N.E: 128048 COD. PPTO: 460102000 Salud y Seguridad Laboral para los trabajadores y trabajadoras, jubilados y pensionados del Ministerio del Poder Popular para la cultura y sus Entes Adscritos
UNIDAD DE MEDIDA:	atención
CANTIDAD:	Fem.() Mas.() Total(25.586)
ASIGNACIÓN PRESUPUESTARIA:	344.053.622
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	2.2.1.6 Asegurar el desarrollo físico, cognitivo, moral y un ambiente seguro y saludable de trabajo, en condiciones laborales y de seguridad social gratificantes.
OBJETIVOS ESPECÍFICOS:	Garantizar la salud y seguridad laboral del personal obrero, contratado, empleado, alto nivel, jubilado, pensionado de los trabajadores y trabajadoras del Ministerio del Poder Popular para la Cultura y sus entes adscritos junto a su carga familiar, mediante un servicio Autoadministrado de salud que mantenga y mejore el desarrollo físico, cognitivo, moral para un ambiente seguro y saludable de trabajo, en condiciones laborales de seguridad social gratificantes.
RESULTADO:	atenciones prestadas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	311.954.334					311.954.334
4.02	Materiales, suministros y mercancías	14.206.763					14.206.763
4.03	Servicios no personales	17.059.658					17.059.658
4.04	Activos reales	832.867					832.867
	TOTAL	**344.053.622**					**344.053.622**

PROYECTO: COD. N.E: 128050 COD. PPTO: 460103000 Democratización del Patrimonio Documental dirigida al Pueblo Creador

UNIDAD DE MEDIDA: digitalización

CANTIDAD: Fem.() Mas.() Total(4.500)

ASIGNACIÓN PRESUPUESTARIA: 46.685.871

OBJETIVO HISTÓRICO: V. Preservar la vida en el planeta y salvar a la especie humana.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Salvaguardar el Patrimonio Documental de la Nación, garantizando los derechos del pueblo en el acceso al conocimiento de su historia pasada y reciente, mediante el procesamiento y difusión de los contenidos que conforman el patrimonio histórico documental de la Nación, en favor del afianzamiento de la identidad nacional y nuestroamericana.

OBJETIVOS ESPECÍFICOS: Promover, impulsar y facilitar el acceso a los contenidos de Patrimonio Documental Histórico y Archivístico de la Nación, incorporando recursos tecnológicos a los procesos desarrollados por la institución para contribuir al afianzamiento de nuestra identidad como pueblo.

RESULTADO: Documento del fondo patrimonial del Archivo General de la Nación, con procesamiento técnico-archivístico y digitalizados mediante la aplicación de recursos tecnológicos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	28.127.763					28.127.763
4.02	Materiales, suministros y mercancías	5.782.661					5.782.661
4.03	Servicios no personales	10.591.447					10.591.447
4.04	Activos reales	2.184.000					2.184.000
	TOTAL	46.685.871					46.685.871

PROYECTO:	COD. N.E: 128076 COD. PPTO: 460104000 Formación Cultural por y para el pueblo
UNIDAD DE MEDIDA:	estudiante
CANTIDAD:	Fem.() Mas.() Total(4.500)
ASIGNACIÓN PRESUPUESTARIA:	119.201.044
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Promoción de la actividad de Formación e investigación en el área de la Cultura y las Artes.
OBJETIVOS ESPECÍFICOS:	Formar a la población estudiantil en la modalidad de educación para las artes, capacitar a las comunidades en el trabajo cultural comunitario (teatro, circo, artes culinarias, artes plásticas, pintura, orfebreria, música, fotografía, danza, diseño de vestuarios, entre otras). Así como, fortalecimiento de la infraestructura educativa en artes y reconocimiento a maestros y maestras por sus saberes ancestrales en materia de formación para las artes y expresiones culturales.
RESULTADO:	Estudiantes formados en las artes y las expresiones culturales

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	73.441.832					73.441.832
4.02	Materiales, suministros y mercancías	4.670.000					4.670.000
4.03	Servicios no personales	24.129.212					24.129.212
4.04	Activos reales	16.960.000					16.960.000
	TOTAL	**119.201.044**					**119.201.044**

PROYECTO: COD. N.E: 128131 COD. PPTO: 460105000 Desconcentración de las políticas culturales en el territorio nacional

UNIDAD DE MEDIDA: actividad

CANTIDAD: Fem.() Mas.() Total(5.376)

ASIGNACIÓN PRESUPUESTARIA: 157.355.205

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: 2.3.1.1.1 Garantizar la promoción y expansión de las políticas culturales que pretenden ejecutar en todo el territorio nacional los Viceministerios y entes adscritos del MPPC, fomentando el respeto de las condiciones y realidades culturales, económicas y sociales de cada estado.

OBJETIVOS ESPECÍFICOS: Promover e impulsar la identidad nacional, y generar valores sobre la venezolanidad, el amor y la paz, con eventos culturales en todo el país, masificado la pertenencia de las raíces de nuestros ancestros, para contribuir al vivir bien en comunidad. Promover y garantizar contenidos de formación en atención especial a la población de niñas, niños, jóvenes y adultos y poder popular, generando una conciencia humanista, del sentido pertenencia por la cultura venezolana rescatando los valores culturales en todas las regiones del país.

RESULTADO: Actividades culturales programadas ejecutadas en articulación con las distintas instituciones del gobierno nacional en las diferentes regiones del país.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	92.597.205					92.597.205
4.02	Materiales, suministros y mercancias	22.098.400					22.098.400
4.03	Servicios no personales	39.459.600					39.459.600
4.04	Activos reales	3.200.000					3.200.000
	TOTAL	157.355.205					157.355.205

PROYECTO:	COD. N.E: 128219 COD. PPTO: 460106000 El Arte y la Cultura en debate permanente: investigación para la acción transformadora
UNIDAD DE MEDIDA:	investigación
CANTIDAD:	Fem.() Mas.() Total(12)
ASIGNACIÓN PRESUPUESTARIA:	104.556.800
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Organizar grupos de investigación para impulsar la trans e interdisciplinariedad en productos y procesos de investigación.
OBJETIVOS ESPECÍFICOS:	Impulsar la producción de investigaciones sobre la cultura y las artes con apoyo financiero dirigidos a promover nuevas teorías, metodologías y prácticas emancipadoras y transformadoras.
RESULTADO:	Desarrollo de lineas de investigación en formación para las culturas y artes como parte de la política de Estado.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.036.800					1.036.800
4.02	Materiales, suministros y mercancías	22.360.000					22.360.000
4.03	Servicios no personales	75.800.000					75.800.000
4.04	Activos reales	5.360.000					5.360.000
	TOTAL	**104.556.800**					**104.556.800**

PROYECTO: COD. N.E: 128129 COD. PPTO: 460107000 Arte y cultura: La presencia internacional de nuestro pueblo creador

UNIDAD DE MEDIDA: evento

CANTIDAD: Fem.() Mas.() Total(70)

ASIGNACIÓN PRESUPUESTARIA: 34.890.698

OBJETIVO HISTÓRICO: IV. Contribuir al desarrollo de una nueva Geopolítica Internacional en la cual tome cuerpo un mundo multicéntrico y pluripolar que permita lograr el equilibrio del Universo y garantizar la paz planetaria.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Consolidar líneas y estrategias para la proyección internacional del desarrollo de la cultura venezolana, promoviendo el intercambio entre naciones en el marco de acuerdos, convenios y la participación del país en organismos internacionales en el ámbito artístico y cultural, 2016 se perfila como el Año del Pueblo Creador, sin duda un reto para la promoción sistemática de nuestra idiosincrasia en el exterior.

OBJETIVOS ESPECÍFICOS: Coordinar estrategias y acciones con los organismos nacionales e internacionales, utilizando como plataforma el marco jurídico nacional, los acuerdos y convenios establecidos entre Venezuela y otras naciones para fomentar el intercambio, estímulo y apoyo a grupos, personas y comunidades del sector artístico y cultural, con el fin de que aumente y se consolide la presencia de la cultura nacional en el exterior.

RESULTADO: Eventos internacionales realizados en el exterior y en Venezuela.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	5.433.173					5.433.173
4.02	Materiales, suministros y mercancías	2.540.595					2.540.595
4.03	Servicios no personales	24.675.930					24.675.930
4.04	Activos reales	150.000					150.000
4.07	Transferencias y donaciones	2.091.000					2.091.000
	TOTAL	34.890.698					34.890.698

PROYECTO: COD. N.E: 128215 COD. PPTO: 460108000 Impulsar la constitución de Redes de Producción Cultural

UNIDAD DE MEDIDA: red

CANTIDAD: Fem.() Mas.() Total(24)

ASIGNACIÓN PRESUPUESTARIA: 2.347.571

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Desarrollo de la economía cultural.

OBJETIVOS ESPECÍFICOS: Fomentar el desarrollo de un sistema productivo cultural sólido, basado en la organización de unidades productivas comunitarias, estadales, privadas o mixtas, como sujetos de la cultura, que garanticen y satisfagan la demanda del sector, dinamizando la economía cultural.

RESULTADO: Redes de Producción Cultural Constituidas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Ordinarios	Ingresos Extraordinarios: Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	Presupuesto 2016
4.01	Gastos de personal	720.000					720.000
4.02	Materiales, suministros y mercancías	123.027					123.027
4.03	Servicios no personales	706.514					706.514
4.04	Activos reales	48.000					48.000
4.07	Transferencias y donaciones	750.030					750.030
	TOTAL	2.347.571					2.347.571

PROYECTO:	COD. N.E: 128066 COD. PPTO: 460109000 Revolución en cifras: Ampliación del Sistema de Información Cultural Venezolano
UNIDAD DE MEDIDA:	sistema
CANTIDAD:	Fem.() Mas.() Total(1)
ASIGNACIÓN PRESUPUESTARIA:	5.922.307
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	"2.5.7.2.1. Diseñar, analizar, sistematizar e implementar metodologías que permitan recolectar información sobre las prácticas culturales del sector público y privado, así como de los pueblos históricamente invisibilizados como son los indígenas, afrodescendientes e inmigrantes, a fin de generar un base sólida de información que permita al MPPC elaborar políticas culturales pertinentes a las necesidades sociales y cumplir con los acuerdos establecidos con SICSUR desde el año 2009."
OBJETIVOS ESPECÍFICOS:	Ampliar el Sistema de Información Cultural Venezolano, a fin de generar a corto, mediano y largo plazo políticas culturales acordes a las necesidades nacionales y cumplir con los acuerdos del SICSUR.
RESULTADO:	Base de datos consolidada del sector cultura (privado y público, alcaldías, gobernaciones, ministerios, etc.) que permita orientar el diseño y ejecución de políticas públicas culturales.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.152.000					1.152.000
4.02	Materiales, suministros y mercancías	1.354.267					1.354.267
4.03	Servicios no personales	2.952.159					2.952.159
4.04	Activos reales	463.881					463.881
	TOTAL	**5.922.307**					**5.922.307**

PROYECTO: COD. N.E: 128073 COD. PPTO: 460110000 Venezuela Cultura en Movimiento

UNIDAD DE MEDIDA: espacio

CANTIDAD: Fem.() Mas.() Total(200)

ASIGNACIÓN PRESUPUESTARIA: 82.494.714

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Diseñar y coordinar politicas, programas y proyectos destinados al impulso de la creación y la promoción de las practicas, conocimientos y saberes de las culturas y las artes, con la participación de artistas, creadores y creadoras, artesanos y artesanas, cultores y cultoras y el Poder Popular.

OBJETIVOS ESPECÍFICOS: Impulsar la organización popular a través del reconocimiento y fortalecimiento de espacios de encuentro de diversas expresiones artisticas y culturales, tales como salas de teatros, auditorios y espacios no convencionales, puntos de cultura, con la articulación de agrupaciones, movimientos, gestores de salas y colectivos, que garanticen la preservación de las tradiciones culturales, la visibilización de las culturas emergentes y el desarrollo de saldos organizativos, formativos y socio productivos, a partir del hecho cultural.

RESULTADO: Reconocimientos permanentes a proyectos artisticos y culturales, en diversas disciplinas en todo el territorio nacional.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.632.960					1.632.960
4.02	Materiales, suministros y mercancias	407.819					407.819
4.03	Servicios no personales	7.336.912					7.336.912
4.07	Transferencias y donaciones	73.117.023					73.117.023
	TOTAL	**82.494.714**					**82.494.714**

PROYECTO:	COD. N.E: COD. PPTO: 469999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	bolívar
CANTIDAD:	Fem.() Mas.() Total(1.864.604.445)
ASIGNACIÓN PRESUPUESTARIA:	1.864.604.445
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar los Recursos Financieros para Asegurar la Ejecución de los Proyectos.
OBJETIVOS ESPECÍFICOS:	Transferir a los Entes los Recursos Financieros para la Ejecución de los Proyectos.
RESULTADO:	Recursos transferidos a los entes descentralizados para la ejecución de los proyectos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	1.864.604.445					1.864.604.445
	TOTAL	1.864.604.445					1.864.604.445

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	1.864.604.445					1.864.604.445
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.864.604.445					1.864.604.445
4.07.01.03.00	Transferencias corrientes internas al sector público	1.864.604.445					1.864.604.445
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.851.648.765					1.851.648.765
	- A0002 Instituto Autónomo Biblioteca Nacional y de Servicios de Bibliotecas	383.848.110					383.848.110
	- A0150 Instituto del Patrimonio Cultural	88.739.479					88.739.479
	- A0158 Compañía Nacional de Teatro	58.251.887					58.251.887
	- A0161 Fundación Compañia Nacional de Música	49.732.964					49.732.964
	- A0301 Fundación Biblioteca Ayacucho	15.878.506					15.878.506
	- A0342 Fundación Casa Nacional de las Letras Andrés Bello	19.896.899					19.896.899
	- A0371 Fundación Vicente Emilio Sojo	5.342.204					5.342.204
	- A0372 Fundación Teatro Teresa Carreño	158.367.943					158.367.943
	- A0373 Fundación Centro de Estudios Latinoamericanos Rómulo Gallegos	33.726.417					33.726.417
	- A0374 Fundación Librerías del Sur	45.904.203					45.904.203
	- A0375 Fundación Casa del Artista	60.660.515					60.660.515
	- A0378 Centro de la Diversidad Cultural	42.631.783					42.631.783
	- A0390 Fundación Cinemateca Nacional	67.523.086					67.523.086
	- A0417 Fundación Centro Nacional de la Fotografía (CENAF)	11.748.334					11.748.334
	- A0424 Fundación Museos Nacionales	197.581.196					197.581.196
	- A0449 Fundación Distribuidora Venezolana de la Cultura	21.053.736					21.053.736
	- A0450 Fundación Compañia Nacional de Danza	41.415.678					41.415.678
	- A0452 Fundación Misión Cultura	105.519.036					105.519.036
	- A0453 Fundación Editorial El Perro y La Rana	77.388.866					77.388.866
	- A0459 Fundación Red de Arte	53.103.141					53.103.141

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	- A0462 Fundación Imprenta de la Cultura	57.251.668					57.251.668
	- A0469 Fundación Centro Nacional del Disco (CENDIS)	30.921.670					30.921.670
	- A0486 Fundación Centro Nacional de la Historia	43.383.104					43.383.104
	- A0821 Centro Nacional Autónomo de Cinematografía (CNAC)	15.343.938					15.343.938
	- A0829 Centro Nacional del Libro (CNL)	37.303.154					37.303.154
	- A0948 Instituto de las Artes Escénicas y Musicales	59.722.261					59.722.261
	- A0949 Instituto de las Artes de la Imagen y el Espacio	69.408.987					69.408.987
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	12.955.680					12.955.680
	- A0838 Monteavila Editores Latinoamericana, C.A.	12.955.680					12.955.680

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	212.275.756					212.275.756
4.03	Servicios no personales	11.149.397					11.149.397
	TOTAL	223.425.153					223.425.153

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	52.943.679					52.943.679
4.03	Servicios no personales	181.027.184					181.027.184
4.04	Activos reales	9.410.583					9.410.583
4.07	Transferencias y donaciones	1.099.083.618					1.099.083.618
4.11	Disminución de pasivos	44.440.957					44.440.957
	TOTAL	1.386.906.021					1.386.906.021

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	918.583.618					918.583.618
4.07.01.00.00	Transferencias y donaciones corrientes internas	918.583.618					918.583.618
4.07.01.03.00	Transferencias corrientes internas al sector público	918.583.618					918.583.618
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	907.618.771					907.618.771
	- A0002 Instituto Autónomo Biblioteca Nacional y de Servicios de Bibliotecas	196.010.272					196.010.272
	- A0150 Instituto del Patrimonio Cultural	35.071.036					35.071.036
	- A0158 Compañía Nacional de Teatro	16.062.973					16.062.973
	- A0161 Fundación Compañía Nacional de Música	19.655.135					19.655.135
	- A0301 Fundación Biblioteca Ayacucho	7.876.504					7.876.504
	- A0342 Fundación Casa Nacional de las Letras Andrés Bello	6.812.956					6.812.956
	- A0371 Fundación Vicente Emilio Sojo	2.111.311					2.111.311
	- A0372 Fundación Teatro Teresa Carreño	74.390.987					74.390.987
	- A0373 Fundación Centro de Estudios Latinoamericanos Rómulo Gallegos	25.329.133					25.329.133
	- A0374 Fundación Librerías del Sur	18.142.396					18.142.396
	- A0375 Fundación Casa del Artista	29.034.270					29.034.270
	- A0378 Centro de la Diversidad Cultural	13.809.411					13.809.411
	- A0390 Fundación Cinemateca Nacional	29.009.122					29.009.122
	- A0417 Fundación Centro Nacional de la Fotografía (CENAF)	7.496.100					7.496.100
	- A0424 Fundación Museos Nacionales	118.358.854					118.358.854
	- A0449 Fundación Distribuidora Venezolana de la Cultura	19.023.031					19.023.031
	- A0450 Fundación Compañia Nacional de Danza	21.386.685					21.386.685
	- A0452 Fundación Misión Cultura	43.769.542					43.769.542
	- A0453 Fundación Editorial El Perro y La Rana	33.229.943					33.229.943

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	- A0459 Fundación Red de Arte	22.758.489					22.758.489
	- A0462 Fundación Imprenta de la Cultura	36.077.740					36.077.740
	- A0469 Fundación Centro Nacional del Disco (CENDIS)	30.025.738					30.025.738
	- A0486 Fundación Centro Nacional de la Historia	10.439.766					10.439.766
	- A0821 Centro Nacional Autónomo de Cinematografía (CNAC)	7.433.117					7.433.117
	- A0829 Centro Nacional del Libro (CNL)	14.742.709					14.742.709
	- A0948 Instituto de las Artes Escénicas y Musicales	39.814.841					39.814.841
	- A0949 Instituto de las Artes de la Imagen y el Espacio	29.746.710					29.746.710
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	10.964.847					10.964.847
	- A0838 Monteavila Editores Latinoamericana, C.A.	10.964.847					10.964.847

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	237.583.095					237.583.095
	TOTAL	237.583.095					237.583.095

52

Ministerio del Poder Popular para los Pueblos Indígenas

MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Ministerio del Poder Popular para los Pueblos Indígenas tiene el firme propósito de garantizar la continuidad al establecimiento de una sociedad participativa, protagónica, multiétnica y pluricultural que consolide valores de libertad, independencia, paz, solidaridad, el bien común y la integridad territorial, para lograr la participación latinoamericana y fomentar el trabajo, la cultura, la educación y la interculturalidad de los Pueblos Indígenas. Asimismo, los proyectos para el Ejercicio Económico Financiero 2016 del Ministerio, se encuentran enmarcados bajo las "Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación, 2013-2019" y las líneas de trabajo atendidas en el Ministerio del Poder Popular de Planificación, que contemplan la sectorialidad y el trabajo en equipo entre los Órganos de la República para el cumplimiento de los objetivos propuestos.

En este sentido, se tomarán en consideración las siguientes estrategias para la ejecución de los proyectos:

- Acompañamiento político al poder popular con el fin de impulsar su organización y adecuación ante las diferentes instancias del Estado.
- Acompañamiento técnico al poder popular con el fin de colaborar en la elaboración, presentación y seguimiento de proyectos orientados a la resolución de necesidades identificadas en las comunidades indígenas.
- Articulación con Órganos y Entes del Estado con el fin de garantizar los derechos de los pueblos y comunidades indígenas.

Enmarcados bajo la orientación de las siguientes políticas:

- Promocionar las artes, saberes y manifestaciones tradicionales y populares orientadas a la consolidación de la identidad nacional.
- Asegurar servicios y transferencias sociales a lo largo de todo el ciclo vital de las personas, con particular atención hacia los grupos más pobres.
- Garantizar la soberanía y la seguridad alimentaria sobre la base del bienestar social de la población rural.
- Acelerar la entrega de títulos de propiedad colectiva de tierras a las comunidades Indígenas.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
					Género		Ingresos Ordinarios	Ingresos Extraordinarios				
N.E.	Ppto.		Unidad de Medida	Cant.	Fem.	Masc.		Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
127640	520038000	Atención a la población indígena asentada en el territorio nacional.	persona	100			54.461.329					54.461.329
127588	520039000	Creación, formación y financiamiento de unidades socio-productivas indígenas	financiamiento	10			25.990.156					25.990.156
127617	520040000	Conformación y aprobación de expedientes de títulos de tierras demarcados en los pueblos y comunidades indígenas	documento	10			16.076.977					16.076.977
127625	520041000	Registro y sistematización de saberes ancestrales para el rescate de la lengua indígena	pueblo	1			22.216.438					22.216.438
TOTAL							118.744.900					118.744.900

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
520001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	397.462.937					397.462.937
520002000	Gestión administrativa	77.258.336					77.258.336
520003000	Previsión y Protección Social	740.502					740.502
TOTAL		475.461.775					475.461.775

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**100**	**166**		**266**	**51.375.000**		**51.375.000**
Altos Funcionarios y de Elección Popular	1			1	330.000		330.000
Alto Nivel y de Dirección	1	2		3	945.000		945.000
Directivo	57	75		132	37.620.000		37.620.000
Obrero	41	89		130	12.480.000		12.480.000
Personal Contratado	**139**	**191**		**330**	**41.580.000**		**41.580.000**
Profesional y Técnico	139	191		330	41.580.000		41.580.000
TOTAL	**239**	**357**		**596**	**92.955.000**		**92.955.000**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**2**		**2**	**740.502**
Alto Nivel y de Dirección	2		2	740.502
TOTAL	**2**		**2**	**740.502**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	395.860.888					395.860.888
4.02	Materiales, suministros y mercancías	45.149.954					45.149.954
4.03	Servicios no personales	71.998.289					71.998.289
4.04	Activos reales	15.710.318					15.710.318
4.07	Transferencias y donaciones	60.642.478					60.642.478
4.11	Disminución de pasivos	4.844.748					4.844.748
	TOTAL	**594.206.675**					**594.206.675**

PROYECTO:	COD. N.E: 127640 COD. PPTO: 520038000 Atención a la población indígena asentada en el territorio nacional.
UNIDAD DE MEDIDA:	persona
CANTIDAD:	Fem.() Mas.() Total(100)
ASIGNACIÓN PRESUPUESTARIA:	54.461.329
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar la adecuada y oportuna atención a nuestros hermanos indígenas de acuerdo a sus requerimientos e insumos necesarios para mejorar sus condiciones de vida.
OBJETIVOS ESPECÍFICOS:	Atención a las comunidades indígenas de acuerdo a sus necesidades.
RESULTADO:	Personas atendidas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	5.916.305					5.916.305
4.03	Servicios no personales	7.297.957					7.297.957
4.07	Transferencias y donaciones	41.247.067					41.247.067
	TOTAL	54.461.329					54.461.329

PROYECTO:	COD. N.E: 127588 COD. PPTO: 520039000 Creación, formación y financiamiento de unidades socio-productivas indígenas
UNIDAD DE MEDIDA:	Financiamiento
CANTIDAD:	Fem.() Mas.() Total(10)
ASIGNACIÓN PRESUPUESTARIA:	25.990.156
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Desarrollar un plan socio-productivo para orientar el trabajo de las Áreas Estratégicas de Hábitat y Tierras y de Desarrollo Comunal con Identidad de los Pueblos y Comunidades Indígenas
OBJETIVOS ESPECÍFICOS:	Crear, fortalecer y otorgar financiamiento a las unidades de producción social y proyectos socioproductivos para el desarrollo de las comunidades Indígenas y lograr la participación protagónica del Poder Popular y garantizar la organización de consejos comunales Indígenas.
RESULTADO:	Financiamiento de 10 proyectos socioproductivos y tres (3) unidades de producción

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	8.329.357					8.329.357
4.03	Servicios no personales	2.225.522					2.225.522
4.04	Activos reales	1.679.957					1.679.957
4.07	Transferencias y donaciones	13.755.320					13.755.320
	TOTAL	**25.990.156**					**25.990.156**

PROYECTO:	COD. N.E: 127617 COD. PPTO: 520040000 Conformación y aprobación de expedientes de títulos de tierras demarcados en los pueblos y comunidades indígenas
UNIDAD DE MEDIDA:	documento
CANTIDAD:	Fem.() Mas.() Total(10)
ASIGNACIÓN PRESUPUESTARIA:	16.076.977
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Fomentar la inclusión y el vivir mediante el proceso de la demarcación, hábitat y tierras de las comunidades y pueblos indígenas
OBJETIVOS ESPECÍFICOS:	Acelerar la demarcación de los territorios Indígenas, a través de la entrega de títulos de propiedad de tierras a sus comunidades
RESULTADO:	titulos colectivos de hábitat y tierras Indígenas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	5.195.154					5.195.154
4.03	Servicios no personales	6.761.462					6.761.462
4.04	Activos reales	4.120.361					4.120.361
	TOTAL	16.076.977					16.076.977

PROYECTO:	COD. N.E: 127625 COD. PPTO: 520041000 Registro y sistematización de saberes ancestrales para el rescate de la lengua indígena
UNIDAD DE MEDIDA:	pueblo
CANTIDAD:	Fem.() Mas.() Total(1)
ASIGNACIÓN PRESUPUESTARIA:	22.216.438
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Desarrollar planes para el registro, sistematización, preservación y fortalecimiento de las lenguas indígenas y saberes ancestrales.
OBJETIVOS ESPECÍFICOS:	Fortalecer y reimpulsar la educación propia y la educación intercultural bilingüe para la formación desde una perspectiva intercultural en las comunidades indigena
RESULTADO:	Registro de saberes ancestrales y lenguas registradas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	6.504.138					6.504.138
4.03	Servicios no personales	10.002.711					10.002.711
4.04	Activos reales	1.160.000					1.160.000
4.07	Transferencias y donaciones	4.549.589					4.549.589
	TOTAL	22.216.438					22.216.438

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	395.860.888					395.860.888
4.03	Servicios no personales	1.602.049					1.602.049
	TOTAL	397.462.937					397.462.937

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	19.205.000					19.205.000
4.03	Servicios no personales	44.108.588					44.108.588
4.04	Activos reales	8.750.000					8.750.000
4.07	Transferencias y donaciones	350.000					350.000
4.11	Disminución de pasivos	4.844.748					4.844.748
	TOTAL	77.258.336					77.258.336

ACCIÓN CENTRALIZADA: Previsión y protección social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	740.502					740.502
TOTAL		740.502					740.502

53

Ministerio del Poder Popular para el Comercio

MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Ministerio del Poder Popular para el Comercio, creado mediante Decreto Presidencial N° 6.626, publicado en Gaceta Oficial de la República Bolivariana de Venezuela N° 39.130 de fecha 03/03/2009 y constituido por los Despachos de los Viceministros de Comercio Exterior, Interior y Gestión Comercial, Unidades Desconcentradas y Entes Adscritos, constituye un soporte organizacional del Estado, para diseñar y desarrollar las políticas que contribuyan al crecimiento económico de la Nación.

Las metas del Ministerio para el Ejercicio Económico Financiero 2016, se enmarcan en las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", dentro de los objetivos históricos:

- Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
- Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro Pueblo.
- Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe.

El presupuesto del Ministerio se destinará a la ejecución de las Acciones Centralizadas por un monto de Bs. 1.446.235.162 y a los Proyectos con una asignación de Bs. 264.607.040, para un total de Bs. 1.710.842.202.

Dentro de las competencias del Ministerio del Poder Popular para el Comercio, se encuentran:

- La de formular, regular y ejecutar políticas, planes y proyectos orientados a la regulación de precios, revisar los efectos negativos de prácticas desleales del comercio internacional, así como, la promoción de la inversión nacional y extranjera, las negociaciones comerciales internacionales y el control antimonopolio, de carteles y otras prácticas similares, entre otras.
- La provisión de bienes, prestación de servicios y obras requeridas por el Estado Venezolano, la propiedad intelectual, la defensa de las personas en el acceso de los bienes y servicios y ejercer la rectoría en materia de calidad, incluyendo la normalización, certificación, acreditación, metrología y reglamentos técnicos para la producción de bienes y servicios.
- Formula, regula y ejecuta las políticas, planes, programas y proyectos que garantizan la participación nacional en la provisión de bienes, prestación de servicios y obras requeridas por el Estado Venezolano.
- Coordina con el Ministerio del Poder Popular de Economía y Finanzas, la formulación de la política tributaria, aduanera y arancelaria, de manera tal que se estimule y salvaguarde oportunamente la industria de bienes de capital y bienes intermedios.

El Plan Operativo de este Ministerio estará enmarcado dentro de las ocho (8) líneas de acción, las cuales se detallan a continuación:

- Sistema de información y justicia comercial.
- Campaña comercial para el consumo inteligente.

- Creación de 20 mercados populares de comercio productivo.
- Ejecución plan nacional para las exportaciones.
- Zonas especiales de fronteras.
- Desarrollo del mapa del comercio en Venezuela.
- Reforma y creación del cuerpo normativo de comercio en Venezuela.
- Desarrollo del mapa de comercio de Venezuela con América Latina y el Caribe.

COMISIÓN ANTIDUMPING SOBRE SUBSIDIOS (Cass)

La Comisión Antidumping Sobre Subsidios como organismo encargado de proteger a la producción nacional de los efectos negativos causados por prácticas desleales del comercio internacional e incremento de importaciones, se ha planteado para el año 2016, el "Fortalecimiento de la defensa comercial para protección de la producción y exportaciones", con el objetivo de implementar una estrategia de defensa comercial más allá de los mecanismos tradicionales de alivio comercial para impulsar el desarrollo de la producción desde el comercio, en el marco de la nueva concepción de las relaciones económicas internacionales. En tal sentido, con una asignación de Bs. 44.098.019 se tiene programado establecer y optimizar el sistema de información del organismo; detectar oportunamente las necesidades de defensa comercial; realizar investigaciones para la adopción de este tipo de medidas, especialmente en los sectores de la confección, calzados, siderúrgico y plástico, entre otros, así como integrar esfuerzos con miras a fortalecer el desarrollo integral y el comercio justo entre Venezuela y sus aliados.

SUPERINTENDENCIA ANTIMONOPOLIO

La Superintendencia Antimonopolio es un organismo desconcentrado adscrito al Ministerio del Poder Popular para el Comercio, publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N° 40.549, Decreto 1.415, de fecha 26 de noviembre de 2014.

La Superintendencia Antimonopolio tendrá a su cargo la vigilancia y el control de las prácticas que impidan o restrinjan la libre competencia, tendrá entre sus atribuciones:

- Resolver las materias que tiene atribuidas por este Decreto con Rango, Valor y Fuerza de Ley.
- Realizar las investigaciones necesarias para verificar la existencia de prácticas restrictivas de la competencia e instruir los expedientes relativos a dichas prácticas.
- Determinar la existencia o no de prácticas o conductas prohibidas, tomar las medidas para que cesen e imponer las sanciones previstas en este Decreto con Rango, Valor y Fuerza de Ley.
- Dictar las medidas preventivas, de oficio o a solicitud de interesados, para evitar los efectos perjudiciales de las prácticas prohibidas.
- Otorgar las autorizaciones correspondientes en aquellos casos de excepción a que se refiere el artículo 18 de ese Decreto con Rango, Valor y Fuerza de Ley, siempre dentro de los límites de las normas que se dicten al efecto.
- Proponer al Ejecutivo Nacional las reglamentaciones que sean necesarias para la aplicación de ese Decreto con Rango Valor y Fuerza de Ley.
- Dictar su reglamento interno y las normas necesarias para su funcionamiento.
- Crear y mantener el registro de la Superintendencia.

- Cualesquiera otras que le señalen las leyes y reglamentos.

Dando continuidad a la política del Ministerio del Poder Popular para el Comercio, articulada con las funciones y acciones que desarrolla la Superintendencia Antimonopolio, con el fin de contribuir al desarrollo económico en la medida que se crean las condiciones para que los agentes económicos realicen sus actividades en situación de igualdad y bajo el principio de comercio justo; la asignación presupuestaria establecida para el año 2016 es de Bs. 88.196.038 los cuales serán asignados para la ejecución del Proyecto: "Contribuir a la creación de condiciones que permitan la gobernabilidad de la actividad económica, mediante la aplicación de los principios de solidaridad y complementariedad económica", dentro del modelo productivo socialista, en el marco de los lineamientos estratégicos vinculados en las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", cuya estrategia está dada en el impulso de nuevas formas de organización de la producción que pongan al servicio de la sociedad los medios de producción e incentiven la generación de tejido productivo bajo un nuevo metabolismo para la transición al socialismo, como alternativa al sistema capitalista y de esta forma asegurar la mayor suma de felicidad y estabilidad política para nuestro pueblo y así avanzar en la conformación de la nueva estructura social.

SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (Siex)

En el marco de las competencias que tiene asignada la Superintendencia de Inversiones Extranjeras (Siex) por Ley, se encuentran: Impulsar la inversión productiva extranjera y garantizar la transferencia de tecnología hacia el país, mediante las siguientes acciones: promover, captar, proteger y registrar los flujos de capitales en las actividades productivas, a través de las inversiones realizadas en empresas mixtas y extranjeras e igualmente, registrar y fiscalizar los contratos de transferencia de tecnología.

Para la ejecución del proyecto 2016, la Superintendencia de Inversiones Extranjeras (Siex) tiene una asignación presupuestaria de Bs. 57.990.040 con lo cual, prevé ejecutar las acciones específicas formuladas con el propósito de cuantificar las solicitudes recibidas, fortalecer la emisión de actos administrativos, cuantificar la inversión productiva en sus diferentes modalidades realizadas en empresas constituidas, controlar dichas empresas a través de fiscalizaciones en todo el territorio nacional y continuar con la digitalización del archivo central donde reposa la memoria institucional de la inversión extranjera en el país. Asimismo, emitirá y difundirá reportes estadísticos, diseñará y divulgará el proyecto para una nueva normativa de inversión y concertará acuerdos estratégicos que protejan nuestras inversiones en el marco del Alba.

RESUMEN DE PROYECTOS DEL ÓRGANO DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Meta				Fecha de Inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
N.E	Ppto.		Unidad de Medida	Cant.	Género								
					Fem.	Masc.							
129615	530067000	Concientización ciudadana en materia de consumo e intercambio comercial.	Persona	121479			01/01/2016	31/12/2019		4.264.965	1.614.440	3.228.880	9.108.285
129619	530068000	Fomentar la Modernización y Transformación de los Mercados Municipales como espacios de intercambio comercial	Espacio	14			01/01/2016	31/12/2018		2.583.851	2.583.850	2.583.851	7.751.552
TOTAL										6.848.816	4.198.290	5.812.731	16.859.837

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos N.E.	Códigos Ppto.	Denominación	Meta: Unidad de Medida	Meta: Cant.	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Ordinarios	Ingresos Extraordinarios: Proyectos por Endeudamiento	Ingresos Extraordinarios: Deuda Pública	Ingresos Extraordinarios: Gestión Fiscal	Ingresos Extraordinarios: Otros Ingresos Extraordinarios	Presupuesto 2016
129572	530062000	Direccionamiento estratégico de la inversión extranjera directa hacia el modelo de producción socialista (Parte III)	Empresa	12			57.990.040					57.990.040
129578	530063000	Fortalecimiento de la Defensa Comercial para protección de la Producción y Exportaciones	Acción	20			44.098.019					44.098.019
129589	530064000	Contribuir a la creación de condiciones que permitan la gobernabilidad de la actividad económica, mediante la aplicación de los principios de solidaridad y complementariedad económica.	Proceso	131			88.196.038					88.196.038
129599	530065000	Fortalecer la infraestructura tecnológica para garantizar el mejor desenvolvimiento de los sistemas del ministerio	Plataforma tecnológica	1			14.639.467					14.639.467
129609	530066000	Adecuación y mejora de los espacios físicos de las oficinas de atención al ciudadano del Ministerio del Poder Popular para el Comercio	Oficina	1			861.600					861.600
129615	530067000	Concientización ciudadana en materia de consumo e intercambio comercial.	Persona	121.479			4.264.965					4.264.965
129619	530068000	Fomentar la Modernización y Transformación de los Mercados Municipales como espacios de intercambio comercial	Espacio	14			2.583.851					2.583.851
129621	530069000	Fortalecimiento del Sistema de Información del Mercado Venezolano	Informe	48			1.583.280					1.583.280
129573	530070000	Impulsar la Política Comercial en las Regiones	Usuario	6.600	3.300	3.300	30.471.780					30.471.780
129598	530071000	Plan Nacional de Exportaciones.	Evento	12			11.638.000					11.638.000
129613	530072000	Creación y desarrollo del banco de materias primas e insumos.	Empresa	500			8.280.000					8.280.000
TOTAL							264.607.040					264.607.040

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
530001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	894.800.753					894.800.753
530002000	Gestión administrativa	188.512.016					188.512.016
530003000	Previsión y Protección Social	362.922.393					362.922.393
	TOTAL	1.446.235.162					1.446.235.162

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**240**	**302**	**183**	**725**	**62.414.380**	**23.479.933**	**85.894.313**
Altos Funcionarios y de Elección Popular	1			1	163.888		163.888
Alto Nivel y de Dirección	7	5	2	14	2.080.599		2.080.599
Directivo	12	18	7	37	4.560.534		4.560.534
Profesional y Técnico	85	53	130	268	18.292.420	7.181.541	25.473.961
Personal Administrativo	50	8	41	99	7.286.713	2.959.155	10.245.868
Obrero	85	218	3	306	30.030.226	13.339.237	43.369.463
Personal Contratado	**220**	**190**		**410**	**52.334.189**		**52.334.189**
Profesional y Técnico	157	122		279	38.638.004		38.638.004
Personal Administrativo	63	68		131	13.696.185		13.696.185
TOTAL	**460**	**492**	**183**	**1.135**	**114.748.569**	**23.479.933**	**138.228.502**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**323**	**53**	**376**	**121.159.907**
Empleados	270	28	298	114.382.063
Obreros	53	25	78	6.777.844
Jubilados	**669**	**102**	**771**	**241.762.486**
Empleados	617	94	711	224.053.863
Obreros	52	8	60	17.708.623
TOTAL	**992**	**155**	**1.147**	**362.922.393**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	991.248.787					991.248.787
4.02	Materiales, suministros y mercancías	71.370.765					71.370.765
4.03	Servicios no personales	207.806.109					207.806.109
4.04	Activos reales	62.619.148					62.619.148
4.07	Transferencias y donaciones	368.822.393					368.822.393
4.11	Disminución de pasivos	8.975.000					8.975.000
	TOTAL	**1.710.842.202**					**1.710.842.202**

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	5.900.000					5.900.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	5.900.000					5.900.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	5.900.000					5.900.000
4.07.01.01.73	Subsidios a instituciones benéficas privadas	5.000.000					5.000.000
	- S2309 Asociación Civil Alba Socialista (ALBA)	5.000.000					5.000.000
4.07.01.01.99	Otras transferencias corrientes internas al sector privado	900.000					900.000
	- S0690 Fundación Tecnológica de Seguridad Integral (FUNSEIN)	800.000					800.000
	- S1751 Asociación de Jubilados y Pensionados de Corpoindustria (ASOJUBI)	50.000					50.000
	- S1752 Asociación de Jubilados y Pensionados del Ministerio de Producción y el Comercio	50.000					50.000

PROYECTO:	COD. N.E: 129572 COD. PPTO: 530062000 Direccionamiento estratégico de la inversión extranjera directa hacia el modelo de producción socialista (Parte III)
UNIDAD DE MEDIDA:	Empresa
CANTIDAD:	Fem.() Mas.() Total(12)
ASIGNACIÓN PRESUPUESTARIA:	57.990.040
OBJETIVO HISTÓRICO:	IV. Contribuir al desarrollo de una nueva Geopolítica Internacional en la cual tome cuerpo un mundo multicéntrico y pluripolar que permita lograr el equilibrio del Universo y garantizar la paz planetaria.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Dar a conocer los proyectos de inversión extranjera a través de los consulados y embajadas de Venezuela, para contribuir al desarrollo regional.
OBJETIVOS ESPECÍFICOS:	Direccionar estratégicamente la inversión extranjera directa hacia el modelo de producción socialista.
RESULTADO:	Servicio de registro, fiscalización y control de la inversión productiva y emisión de sus estadísticas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	47.294.767					47.294.767
4.02	Materiales, suministros y mercancías	6.120.273					6.120.273
4.03	Servicios no personales	3.775.000					3.775.000
4.04	Activos reales	800.000					800.000
	TOTAL	**57.990.040**					**57.990.040**

PROYECTO:	COD. N.E: 129578 COD. PPTO: 530063000 Fortalecimiento de la Defensa Comercial para protección de la Producción y Exportaciones
UNIDAD DE MEDIDA:	Acción
CANTIDAD:	Fem.() Mas.() Total(20)
ASIGNACIÓN PRESUPUESTARIA:	44.098.019
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Avanzar hacia la soberanía e independencia productiva en la construcción de redes estratégicas tanto para bienes esenciales como de generación de valor a partir de nuestras ventajas comparativas.
OBJETIVOS ESPECÍFICOS:	Fortalecer la defensa comercial para proteger y promover a la producción nacional y contribuir al desarrollo de las capacidades productivas del país requeridas para el aumento del bienestar económico y social de la población.
RESULTADO:	Investigaciones, estudios y medidas de defensa comercial para proteger a la producción nacional y exportaciones.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	32.532.510					32.532.510
4.02	Materiales, suministros y mercancías	3.359.000					3.359.000
4.03	Servicios no personales	7.303.975					7.303.975
4.04	Activos reales	902.534					902.534
	TOTAL	**44.098.019**					**44.098.019**

PROYECTO:	COD. N.E: 129589 COD. PPTO: 530064000 Contribuir a la creación de condiciones que permitan la gobernabilidad de la actividad económica, mediante la aplicación de los principios de solidaridad y complementariedad económica.
UNIDAD DE MEDIDA:	Proceso
CANTIDAD:	Fem.() Mas.() Total(131)
ASIGNACIÓN PRESUPUESTARIA:	88.196.038
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Potenciar la capacidad de respuesta del organismo y coordinar acciones intergubernamentales a fin de coadyuvar a la gobernabilidad de la actividad económica.
OBJETIVOS ESPECÍFICOS:	Evitar, detectar y combatir la conformación de monopolios, oligopolios, concentraciones económicas y demás prácticas ilícitas del comercio, a fin de contribuir con la democracia económica y el bienestar social mediante la sanción y regulación de los agentes económicos que incurran en tales prácticas.
RESULTADO:	Disminución de las actividades de concentración económica y de las prácticas ilícitas de comercio fortaleciendo la industria nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	71.929.784					71.929.784
4.02	Materiales, suministros y mercancías	4.582.000					4.582.000
4.03	Servicios no personales	7.149.254					7.149.254
4.04	Activos reales	4.535.000					4.535.000
	TOTAL	**88.196.038**					**88.196.038**

PROYECTO: COD. N.E: 129599 COD. PPTO: 530065000 Fortalecer la infraestructura tecnológica para garantizar el mejor desenvolvimiento de los sistemas del ministerio

UNIDAD DE MEDIDA: Plataforma tecnológica

CANTIDAD: Fem.() Mas.() Total(1)

ASIGNACIÓN PRESUPUESTARIA: 14.639.467

OBJETIVO HISTÓRICO: I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Consolidar un estilo científico, tecnológico e innovador de carácter transformador, diverso, creativo y dinámico, garante de la independencia y la soberanía económica, contribuyendo así a la construcción del Modelo Productivo Socialista, el fortalecimiento de la ética socialista y la satisfacción efectiva de las necesidades del pueblo venezolano

OBJETIVOS ESPECÍFICOS: Reestructurar la plataforma tecnológica (centro de datos, infraestructura de red) para proporcionar mayor seguridad a los sistemas de información que apalancan los procesos y competencias del ministerio, (Sistema Integral de Información de Comercio - SIIC, Sistema Licencia Especial de Exportación - LEE, Oferta y Demanda - OD, Calificación de Origen -CALORI, Mi Casa Bien Equipada - MCBE, Oferta Exportable OE).

RESULTADO: Optimizar el resguardo de los datos de los sistemas del ministerio

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.03	Servicios no personales	1.756.736					1.756.736
4.04	Activos reales	12.882.731					12.882.731
	TOTAL	**14.639.467**					**14.639.467**

PROYECTO:	COD. N.E: 129609 COD. PPTO: 530066000 Adecuación y mejora de los espacios fisicos de la oficinas de atención al ciudadano del Ministerio del Poder Popular para el Comercio
UNIDAD DE MEDIDA:	oficina
CANTIDAD:	Fem.() Mas.() Total(1)
ASIGNACIÓN PRESUPUESTARIA:	861.600
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Fortalecimiento de los sistemas de calidad del Ministerio del Poder Popular para el Comercio en el marco del nuevo esquema de revolución comercial en Atención al público.
OBJETIVOS ESPECÍFICOS:	Fortalecimiento de los sistemas de calidad del Ministerio del Poder Popular para el Comercio en el marco del nuevo esquema de revolución comercial en Atención al público.
RESULTADO:	Incremento y desarrollo de las oficinas de atención al ciudadano en la prestación de los servicios del Ministerio del Poder Popular para el Comercio

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	380.700					380.700
4.03	Servicios no personales	193.400					193.400
4.04	Activos reales	287.500					287.500
	TOTAL	**861.600**					**861.600**

PROYECTO:	COD. N.E: 129615 COD. PPTO: 530067000 Concientización ciudadana en materia de consumo e intercambio comercial.
UNIDAD DE MEDIDA:	Persona
CANTIDAD:	Fem.() Mas.() Total(121.479)
ASIGNACIÓN PRESUPUESTARIA:	4.264.965
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Construir el Sistema Socialista de Distribución de bienes y servicios a precios justos.
OBJETIVOS ESPECÍFICOS:	Desarrollar un Programa de Información y Educación, con el fin de crear una actitud crítica ante el consumo y el intercambio comercial en la población venezolana, que contribuya a la disciplina del mercado nacional y corrija sus fallas actuales.
RESULTADO:	121.479 personas informadas y formadas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	180.000					180.000
4.03	Servicios no personales	3.523.965					3.523.965
4.04	Activos reales	561.000					561.000
	TOTAL	**4.264.965**					**4.264.965**

PROYECTO:	COD. N.E: 129619 COD. PPTO: 530068000 Fomentar la Modernización y Transformación de los Mercados Municipales como espacios de intercambio comercial
UNIDAD DE MEDIDA:	Espacio
CANTIDAD:	Fem.() Mas.() Total(14)
ASIGNACIÓN PRESUPUESTARIA:	2.583.851
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Construir el Sistema Socialista de Distribución de bienes y servicios a precios justos.
OBJETIVOS ESPECÍFICOS:	Fomentar la modernización y transformación de los mercados municipales como espacios de intercambio justo y de desarrollo económico de las comunidades organizadas, a objeto de garantizar el acceso a los productos básicos a la población venezolana.
RESULTADO:	Mercados municipales en óptimas condiciones y que garanticen productos a precios justos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancias	780.600					780.600
4.03	Servicios no personales	1.011.251					1.011.251
4.04	Activos reales	792.000					792.000
	TOTAL	**2.583.851**					**2.583.851**

PROYECTO:	COD. N.E: 129621 COD. PPTO: 530069000 Fortalecimiento del Sistema de Información del Mercado Venezolano
UNIDAD DE MEDIDA:	Informe
CANTIDAD:	Fem.() Mas.() Total(48)
ASIGNACIÓN PRESUPUESTARIA:	1.583.280
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Construir el Sistema Socialista de Distribución de bienes y servicios a precios justos.
OBJETIVOS ESPECÍFICOS:	Evaluar indicadores de precios y abastecimiento, que permita la corrección de las fallas existentes en el mercado para crear las condiciones que garanticen el acceso de los bienes a la población venezolana.
RESULTADO:	Informes para la toma de decisiones de manera veraz y oportuna

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	59.000					59.000
4.03	Servicios no personales	1.024.280					1.024.280
4.04	Activos reales	500.000					500.000
	TOTAL	1.583.280					1.583.280

PROYECTO:	COD. N.E: 129573 COD. PPTO: 530070000 Impulsar la Política Comercial en las Regiones
UNIDAD DE MEDIDA:	Usuario
CANTIDAD:	Fem.(3.300) Mas.(3.300) Total(6.600)
ASIGNACIÓN PRESUPUESTARIA:	30.471.780
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Realizar mejoras para la recuperación de los espacios físicos de la sede administrativa del Ministerio.
OBJETIVOS ESPECÍFICOS:	Optimizar los servicios de acompañamiento, asesoría, análisis y monitoreo a las unidades de producción y comercio, públicas y privadas, comunas y otros usuarios en zonas económicas y comerciales estratégicas.
RESULTADO:	Cumplimiento de las políticas y lineamientos del Ministerio en las regiones.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancias	9.280.000					9.280.000
4.03	Servicios no personales	19.023.780					19.023.780
4.04	Activos reales	2.168.000					2.168.000
	TOTAL	30.471.780					30.471.780

PROYECTO:	COD. N.E: 129598 COD. PPTO: 530071000 Plan Nacional de Exportaciones.
UNIDAD DE MEDIDA:	Evento
CANTIDAD:	Fem.() Mas.() Total(12)
ASIGNACIÓN PRESUPUESTARIA:	11.638.000
OBJETIVO HISTÓRICO:	IV. Contribuir al desarrollo de una nueva Geopolítica Internacional en la cual tome cuerpo un mundo multicéntrico y pluripolar que permita lograr el equilibrio del Universo y garantizar la paz planetaria.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Campaña Internacional de promoción de la Oferta Exportable y la Marca País.
OBJETIVOS ESPECÍFICOS:	Realizar campaña internacional de promoción de la oferta exportable venezolana y de la marca país para fortalecer la comercialización de nuestros productos y servicios en mercados foráneos estratégicos.
RESULTADO:	Productos venezolanos en condiciones adecuadas para su inserción en el mercado internacional.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	3.141.000					3.141.000
4.03	Servicios no personales	5.947.000					5.947.000
4.04	Activos reales	2.550.000					2.550.000
	TOTAL	**11.638.000**					**11.638.000**

PROYECTO:	COD. N.E: 129613 COD. PPTO: 530072000 Creación y desarrollo del banco de materias primas e insumos.
UNIDAD DE MEDIDA:	Empresa
CANTIDAD:	Fem.() Mas.() Total(500)
ASIGNACIÓN PRESUPUESTARIA:	8.280.000
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Implementación de un Sistema de Información Integral de Comercio, el Sistema será una fuente de información primaria fundamental que contribuirá a lograr el equilibrio comercial interno y el diseño de políticas y estrategias del comercio nacional, para lograr los objetivos que están enmarcados en el Plan de la Nación
OBJETIVOS ESPECÍFICOS:	Impulsar un Sistema de Gestión Comercial que contribuya a la comercialización de materia prima, para la industria y manufactura, a través de la distribución a fin de aumentar la eficiencia del sistema de comercialización de la nación
RESULTADO:	Data Actualizada

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	4.570.000					4.570.000
4.03	Servicios no personales	2.175.000					2.175.000
4.04	Activos reales	1.535.000					1.535.000
	TOTAL	**8.280.000**					**8.280.000**

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	839.491.726					839.491.726
4.03	Servicios no personales	55.309.027					55.309.027
	TOTAL	894.800.753					894.800.753

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	38.918.192					38.918.192
4.03	Servicios no personales	99.613.441					99.613.441
4.04	Activos reales	35.105.383					35.105.383
4.07	Transferencias y donaciones	5.900.000					5.900.000
4.11	Disminución de pasivos	8.975.000					8.975.000
	TOTAL	**188.512.016**					**188.512.016**

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	5.900.000					5.900.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	5.900.000					5.900.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	5.900.000					5.900.000
4.07.01.01.73	Subsidios a instituciones benéficas privadas	5.000.000					5.000.000
	- S2309 Asociación Civil Alba Socialista (ALBA)	5.000.000					5.000.000
4.07.01.01.99	Otras transferencias corrientes internas al sector privado	900.000					900.000
	- S0690 Fundación Tecnológica de Seguridad Integral (FUNSEIN)	800.000					800.000
	- S1751 Asociación de Jubilados y Pensionados de Corpoindustria (ASOJUBI)	50.000					50.000
	- S1752 Asociación de Jubilados y Pensionados del Ministerio de Producción y el Comercio	50.000					50.000

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	362.922.393					362.922.393
	TOTAL	**362.922.393**					**362.922.393**

54

Ministerio del Poder Popular para la Salud

MINISTERIO DEL PODER POPULAR PARA LA SALUD

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La salud es un derecho social fundamental establecido en la Constitución de la República Bolivariana de Venezuela en los artículos 83 y 84, como parte del derecho a la vida, siendo responsabilidad del Estado garantizarlo y gestionar un Sistema Público Nacional de Salud (Spns), regido por los principios de gratuidad, universalidad y solidaridad, enfocado en la promoción de la salud y la prevención de las enfermedades, garantizando tratamientos oportunos y rehabilitaciones de calidad.

Alineado con el planteamiento constitucional, el Ministerio del Poder Popular para la Salud (Mpps), define un conjunto de políticas, las cuales encuentran su expresión en las "Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019" dentro del Segundo Objetivo Histórico "Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

Con base a los lineamientos políticos nacionales, para 2016 el Ministerio del Poder Popular para la Salud, busca consolidar el Sistema Público Nacional de Salud basado en la Red Integrada de Salud, para alcanzar el bienestar colectivo de la población a través del acceso a la red de servicios de salud para lo cual se propone:

- Fortalecer la Misión Barrio Adentro a través de la consolidación de la Red Integrada de Salud, con atención integral y continua, basada en las Áreas de Salud Integral Comunitaria (Asic), con subsistemas de gestión desconcentrados y articulados con el sistema de agregación comunal.
- Desarrollar acciones de prevención y atención específica para las principales causas de morbimortalidad de la población transversalizados por género, ciclo de vida, etnia y territorio social.
- Crear el Sistema Integrado de Información y Vigilancia de Salud para el Sistema Público Nacional de Salud, utilizando la Telesalud como plataforma para el desarrollo de los proyectos.
- Desarrollar una Red de Hospitales que forme parte de la red integrada de salud de acuerdo al perfil epidemiológico, vinculada a protocolos de atención de pacientes, protocolos de distribución de insumos y medicamentos con un sistema de mantenimiento de equipos, instalaciones e infraestructuras, acordes al nivel de complejidad.
- Fortalecer la formación y capacitación de los trabajadores y trabajadoras de la salud en áreas críticas y estratégicas requeridas por el Spns.
- Consolidar la capacidad soberana e independencia científica y tecnológica para producir y garantizar los medicamentos, insumos y equipos para la salud.
- Promover el fortalecimiento de instancias del Poder Popular y su articulación en el Sistema de Agregación Comunal, para la garantía del derecho a la salud.
- Garantizar el derecho a la salud y el buen vivir a las personas con diversidad funcional, población indígena y en pobreza extrema que se encuentran bajo una condición de fragilidad social.

Bajo estas orientaciones, los proyectos están enfocados en:

- Articular los niveles de protección, promoción, prevención, atención integral y rehabilitación a la salud individual y colectiva en el marco de las Áreas de Salud Integral Comunitaria (Asic).
- Implementación y seguimiento del Esquema Ampliado de Inmunizaciones.
- Fortalecer la gestión sanitaria ambiental en el manejo adecuado de los desechos peligrosos.
- Ampliar la cobertura de atención y promoción en salud intercultural para el vivir bien de los pueblos indígenas.
- Consolidar el sistema de vigilancia de enfermedades prevenibles por vacunas y eventos de salud pública.
- Promocionar la salud integral y estilos de vida saludable durante el ciclo vital.
- Fortalecer la atención integral en salud en los establecimientos de la red de atención ambulatoria, a través de Telesalud.
- Fortalecer los protocolos y normas para la optimización de los servicios y la atención en salud.
- Fortalecimiento e incorporación de Agentes Comunitarios en Atención Primaria de Salud (Acaps), en los Ambulatorios Rurales Tipo I (ARI) ubicados en comunidades indígenas y rurales dispersas en Venezuela.
- Prevenir el control de enfermedades infecciosas a través de la implementación de las capacidades básicas de Eventos de Salud Pública de Importancia Nacional (Espin) e Internacional (Espii), en el marco del Reglamento Sanitario Internacional.
- Fortalecer el suministro de insumos, la independencia científica y tecnológica y capacidad productiva nacional.
- Fortalecer la Planta de Vacuna para la producción de inmunobiológicos tradicionales.
- Consolidar un sistema de adquisición y suministro de medicamentos y material médico quirúrgico, para satisfacer la demanda del sector salud a nivel nacional.
- Construcción, ampliación, remodelación y modernización de las redes hospitalarias, en los hospitales tipo I, II, III y IV, a nivel nacional.

Atención integral médico-quirúrgica a la población infantil y adolescente con patologías cardiovasculares congénitas y/o adquiridas, a nivel nacional e internacional.

RESUMEN DE PROYECTOS DEL ÓRGANO DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Meta				Fecha de inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
N.E	Ppto.		Unidad de Medida	Cant.	Género								
					Fem.	Masc.							
122897	540195000	Fortalecimiento de la seguridad radiológica en salud.	servicio	2500	0	0	01/01/2014	31/12/2016	10.211.991	5.287.616			15.499.607
		TOTAL							10.211.991	5.287.616			15.499.607

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
							Ingresos Ordinarios	Ingresos Extraordinarios				
N.E.	Ppto.		Unidad de Medida	Cant.	Género Fem.	Género Masc.		Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
122897	540195000	Fortalecimiento de la seguridad radiológica en salud.	servicio	2.500			5.287.616					5.287.616
127940	540230000	Atención médica integral a la población del Distrito Capital.	consulta	1.110.174			3.668.220.256					3.668.220.256
127904	540231000	Atención médica integral a la población del Estado Guárico.	consulta	1.994.946			1.170.549.448					1.170.549.448
127985	540232000	Atención médica integral a la población del Estado Bolivariano de Miranda.	consulta	3.168.395			1.597.556.894					1.597.556.894
127934	540233000	Atención médica integral a la población del Estado Portuguesa.	consulta	2.448.279			1.008.362.870					1.008.362.870
127989	540234000	Atención médica integral a la población del Estado Vargas.	consulta	549.570			391.221.596					391.221.596
127901	540235000	Atención médica integral a la población del Estado Barinas.	consulta	2.020.557			821.510.068					821.510.068
127907	540236000	Atención médica integral a la población del Estado Bolivariano de Cojedes	consulta	1.019.510			531.192.782					531.192.782
127910	540237000	Atención médica integral a la población del Estado Delta Amacuro.	consulta	360.000			237.552.888					237.552.888
127918	540238000	Atención médica integral a la población del Estado Amazonas.	consulta	433.491			191.178.983					191.178.983
127994	540239000	Fortalecimiento del Sistema Integral de Suministro de Insumos para la Salud.	plan	4			46.103.618					46.103.618
127914	540240000	Articulación de la Red Integrada de Salud para el Sistema Público Nacional de Salud	red	1			1.888.996					1.888.996
127920	540241000	Participación Protagónica del Poder Popular en la Salud.	coordinación	24			637.670					637.670
127900	540242000	Atención y promoción en salud intercultural para el vivir bien de los pueblos indígenas, afrodescendientes y con otras especifidades culturales.	servicio	8			8.154.917					8.154.917
127895	540243000	Atención en Salud Integral para Personas con Discapacidad	programa	10			22.092.887					22.092.887

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
					Género		Ingresos Ordinarios	Ingresos Extraordinarios				
N.E.	Ppto.		Unidad de Medida	Cant.	Fem.	Masc.		Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
127995	540244000	Fortalecimiento de la Red Hospitalaria mediante la implementación de un sistema de gestión clínica.	hospital	36			1.681.853.341					1.681.853.341
127908	540245000	Fortalecimiento de la gestión sanitario ambiental en el manejo adecuado de los desechos peligrosos, generados en los establecimientos de Salud	actuación	1.466			19.315.976					19.315.976
127925	540246000	Consolidación de la gestión en salud ambiental, desde el ámbito nacional para el mejoramiento de las condiciones sanitario ambientales.	actuación	1.326.622			38.692.285					38.692.285
127922	540247000	Consolidación de un Sistema de Información y Estadísticas en Salud Colectiva para el Ministerio del Poder Popular para la Salud.	dependencia	24			11.394.467					11.394.467
127929	540248000	Implementación y seguimiento del Esquema Ampliado de Inmunizaciones en el país	dosis	18.774.309			485.865.607					485.865.607
127926	540249000	Implementación de los análisis de la situación de salud y la vigilancia epidemiológica en la toma de decisiones y la planificación en el Sistema Público Nacional de Salud (SPNS).	boletín	446			7.480.107					7.480.107
127963	540250000	Adquisición y distribución de insumos médicos, no médicos y equipos básicos para la Red de Atención Comunal y Ambulatoria Especializada, promoviendo la calidad de Atención de las áreas de Salud Integral Comunitaria a Nivel Nacional.	entidad	24			109.719.916					109.719.916
127902	540251000	Mantenimiento preventivo y correctivo para la adecuación de los establecimientos de la red de atención comunal y ambulatoria especializada, con la participación activa del poder popular.	centro de salud	72			79.725.679					79.725.679
127993	540252000	Fortalecimiento de la red de bancos de leche humana y lactarios institucionales	servicio	19			9.599.999					9.599.999
127916	540253000	Promoción de la salud integral y estilos de vida saludable durante el ciclo de vida	actuación	48			35.451.609					35.451.609
127898	540254000	Promoción de condiciones y estilos de vida saludable para la prevención y atención del cáncer en la población venezolana.	entidad	24			32.300.000					32.300.000

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
					Género		Ingresos Ordinarios	Ingresos Extraordinarios				
N.E.	Ppto.		Unidad de Medida	Cant.	Fem.	Masc.		Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
127913	540255000	Fortalecimiento de los servicios de: VIH/SIDA, Infecciones de transmisión Sexual, enfermedades respiratorias, Tuberculosis, Asma, Enfermedades Pulmonales Ostructiva Crónicas (EPOC) hepatitis y bancos de sangre.	actuación	675.587			959.649.929					959.649.929
127983	540256000	Fortalecimiento de la atención integral de las enfermedades crónicas no transmisibles (ECNT) en la población venezolana	actuación	114			13.011.275					13.011.275
127911	540257000	Humanización de la atención en salud mental para la paz y la vida sana	coordinación	24			472.949.198					472.949.198
127951	540258000	Formación, investigación y desarrollo del conocimiento técnico, tecnológico y humano en salud, orientado a la consolidación del Sistema Público Nacional de Salud (SPNS).	estudiante	1.465			92.351.804					92.351.804
	549998000	Transferencias de Competencias a los Estados Descentralizados	bolívar	14.449.037.945			14.449.037.745					14.449.037.745
	549999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	bolívar	12.686.652.266			12.686.652.266					12.686.652.266
TOTAL							40.886.562.692					40.886.562.692

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
540001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	27.821.294.359					27.821.294.359
540002000	Gestión administrativa	13.064.913.357					13.064.913.357
540003000	Previsión y Protección Social	4.937.652.588					4.937.652.588
	TOTAL	**45.823.860.304**					**45.823.860.304**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos F	N° de Cargos M	N° de Cargos V	N° de Cargos Total	Sueldos/Salarios	Compensaciones	Presupuesto 2016
Personal Fijo a Tiempo Completo	**53.958**	**36.524**	**13.517**	**103.999**	**6.039.027.695**	**1.330.193.068**	**7.369.220.763**
Altos Funcionarios y de Elección Popular		1		1	155.838	45.854	201.692
Alto Nivel y de Dirección		5		5	755.820	75.582	831.402
Directivo	375	294	100	769	84.409.335	18.776.880	103.186.215
Profesional y Técnico	22.133	11.620	3.348	37.101	1.983.587.133	628.433.626	2.612.020.759
Personal Administrativo	8.724	4.467	1.159	14.350	674.468.004	240.235.403	914.703.407
Personal de Investigación	8	3	1	12	630.000	275.122	905.122
Personal Médico	6.773	5.359	5.863	17.995	1.632.871.856		1.632.871.856
Obrero	15.945	14.775	3.046	33.766	1.662.149.709	442.350.601	2.104.500.310
Personal Fijo a Tiempo Parcial	**61**	**45**	**45**	**151**	**13.836.443**	**5.350**	**13.841.793**
Profesional y Técnico	3	1		4	82.247	5.350	87.597
Personal Médico	58	44	45	147	13.754.196		13.754.196
Personal Contratado	**30.558**	**21.056**		**51.614**	**3.203.232.027**		**3.203.232.027**
Directivo		1		1	69.546		69.546
Profesional y Técnico	8.242	5.476		13.718	708.705.192		708.705.192
Personal Administrativo	1.688	1.760		3.448	156.352.595		156.352.595
Personal Médico	18.769	12.216		30.985	2.146.219.002		2.146.219.002
Obrero	1.859	1.603		3.462	191.885.692		191.885.692
TOTAL	**84.577**	**57.625**	**13.562**	**155.764**	**9.256.096.165**	**1.330.198.418**	**10.586.294.583**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**2.980**	**780**	**3.760**	**559.807.548**
Alto Nivel y de Dirección	30	6	36	5.135.067
Médicos	1.400	270	1.670	275.753.011
Empleados	1.300	300	1.600	230.269.751
Obreros	250	204	454	48.649.719
Jubilados	**19.753**	**16.606**	**36.359**	**4.377.845.040**
Alto Nivel y de Dirección	60	26	86	17.502.360
Médicos	10.200	8.817	19.017	2.507.785.973
Empleados	8.089	6.173	14.262	1.548.209.783
Obreros	1.404	1.590	2.994	304.346.924
TOTAL	**22.733**	**17.386**	**40.119**	**4.937.652.588**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	36.248.671.227					36.248.671.227
4.02	Materiales, suministros y mercancías	4.344.689.004					4.344.689.004
4.03	Servicios no personales	2.825.545.586					2.825.545.586
4.04	Activos reales	312.553.049					312.553.049
4.07	Transferencias y donaciones	42.250.001.046					42.250.001.046
4.11	Disminución de pasivos	728.963.084					728.963.084
	TOTAL	**86.710.422.996**					**86.710.422.996**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	37.189.168.314					37.189.168.314
4.07.01.00.00	Transferencias y donaciones corrientes internas	37.189.168.314					37.189.168.314
4.07.01.03.00	Transferencias corrientes internas al sector público	37.189.168.314					37.189.168.314
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	17.494.082.815					17.494.082.815
	- A0025 Instituto Autónomo Hospital Universitario de Caracas (HUC)	4.123.659.076					4.123.659.076
	- A0061 Instituto Nacional de Higiene "Rafael Rangel" (INHRR)	429.898.113					429.898.113
	- A0093 Universidad Central de Venezuela (UCV)	577.100					577.100
	- A0119 Servicio Autónomo Servicio de Elaboraciones Farmacéuticas (SEFAR)	397.902.677					397.902.677
	- A0153 Servicio Autónomo Hospital Universitario de Maracaibo (SAHUM)	2.457.348.118					2.457.348.118
	- A0181 Servicio Autónomo Instituto de Biomedicina Dr. Jacinto Convit	59.841.539					59.841.539
	- A0445 Fundación Hospital Cardiológico Infantil Latinoamericano "Dr. Gilberto Rodríguez Ochoa"	201.247.257					201.247.257
	- A0446 Fundación Misión Barrio Adentro	8.856.221.908					8.856.221.908
	- A0457 Fundación de Edificaciones y Equipamiento Hospitalario (FUNDEEH)	397.107.485					397.107.485
	- A0557 Fundación Venezolana de Donaciones y Trasplantes de Órganos, Tejidos y Células (FUNDAVENE)	120.886.712					120.886.712
	- A0818 Sociedad Civil para el Control de Enfermedades Endémicas y Asistencia al Indigena, Estado Bolivar (CENASAI BOLÍVAR)	16.253.584					16.253.584
	- A0907 Servicio Autónomo Instituto de Altos Estudios "Dr. Arnoldo Gabaldón"	345.147.600					345.147.600
	- A0957 Servicio Autónomo Centro Amazónico de Investigación y Control de Enfermedades Tropicales - Simón Bolívar (CAICET)	8.786.898					8.786.898
	- A0991 Servicio Autónomo de Contraloría Sanitaria (SACS)	79.204.748					79.204.748
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	785.384.063					785.384.063
	- A0560 Empresa Socialista para la Producción de Medicamentos Biológicos, C.A. (ESPROMED BIO)	532.467.642					532.467.642
	- A0572 Productos Farmacéuticos para el Vivir Viviendo, C.A. (PROFARMACOS, C.A.)	252.916.421					252.916.421

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.01.03.10	Transferencias corrientes al Poder Estadal	18.898.707.334					18.898.707.334
	- E5200 Estado Anzoátegui	1.098.239.567					1.098.239.567
	- E5300 Estado Apure	860.543.773					860.543.773
	- E5400 Estado Aragua	2.385.414.481					2.385.414.481
	- E5600 Estado Bolívar	1.239.012.627					1.239.012.627
	- E5700 Estado Carabobo	1.630.679.802					1.630.679.802
	- E6000 Estado Falcón	899.394.808					899.394.808
	- E6200 Estado Lara	1.223.722.502					1.223.722.502
	- E6300 Estado Mérida	960.980.211					960.980.211
	- E6500 Estado Monagas	1.032.359.127					1.032.359.127
	- E6600 Estado Nueva Esparta	539.440.659					539.440.659
	- E6800 Estado Sucre	1.182.384.973					1.182.384.973
	- E6900 Estado Táchira	1.662.496.389					1.662.496.389
	- E7000 Estado Trujillo	1.310.132.647					1.310.132.647
	- E7100 Estado Yaracuy	636.298.194					636.298.194
	- E7200 Estado Zulia	2.237.607.574					2.237.607.574
4.07.01.03.11	Transferencias corrientes al Poder Municipal	10.994.102					10.994.102
	- E6419 Municipio Sucre	10.994.102					10.994.102

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	15.246.678					15.246.678
4.07.01.00.00	Transferencias y donaciones corrientes internas	15.246.678					15.246.678
4.07.01.01.00	Transferencias corrientes internas al sector privado	15.246.678					15.246.678
4.07.01.01.70	Subsidios educacionales al sector privado	200.000					200.000
	- S0374 Escuela de Salud Pública.	100.000					100.000
	- S1108 Fundación Sistema Nacional de Documentación e Información Biomédica (FUNDASINADIB).	100.000					100.000
4.07.01.01.73	Subsidios a instituciones benéficas privadas	14.826.678					14.826.678
	- S0059 Fundación Hogar San José de la Montaña.	100.000					100.000
	- S0138 Asociación Venezolana para una Educación Sexual Alternativa (AVESA)	268.000					268.000
	- S0217 Centro de Orientación Familiar (COSFAM).	50.000					50.000
	- S0485 Federación Venezolana de Instituciones de Ciegos (FEVIC).	60.000					60.000
	- S0506 Fundación Alzheimer de Venezuela.	104.878					104.878
	- S0672 Fundación Peter Alexander para Niños Autistas del Zulia (FUPANAZ)	103.800					103.800
	- S0735 Hogar Clínica San Rafael	1.000.000					1.000.000
	- S0747 Hogares Crea de Venezuela	50.000					50.000
	- S0959 Subsidios Eventuales Diversos	2.000.000					2.000.000
	- S1209 Fundación Centegrupo	120.000					120.000
	- S1552 Fundación Hospital de Especialidades Pediátricas Estado Zulia	10.000.000					10.000.000
	- S1553 Banco de Sillas de Ruedas BANDESIR - Estado Zulia	70.000					70.000
	- S1819 Fundación de Amigos del Niño con Cáncer - Zulia	700.000					700.000
	- S1823 SUMEDLARA - Suministros de Medicamentos - Quimioterapias - Niños y Adultos con Cáncer, Barquisimeto, Estado Lara	100.000					100.000
	- S1887 Fundación para el Transplante de Médula Osea S.C.	100.000					100.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.01.01.75	Subsidios a organismos laborales y gremiales	20.000					20.000
	- S0105 Asociación Nacional de Sanitaristas Jubilados y Pensionados del Ministerio de Sanidad y Asistencia Social (ANSAJ)	10.000					10.000
	- S1540 Asociación de Enfermeras (os) Jubilados y Pensionados de Venezuela (AENJUVE)	10.000					10.000
4.07.01.01.78	Subsidios científicos al sector privado	200.000					200.000
	- S1895 Fundación Huntington de Venezuela (Mal de San Vito)	200.000					200.000

PROYECTO:	COD. N.E: 122897 COD. PPTO: 540195000 Fortalecimiento de la seguridad radiológica en salud.
UNIDAD DE MEDIDA:	servicio
CANTIDAD:	Fem.() Mas.() Total(2.500)
ASIGNACIÓN PRESUPUESTARIA:	5.287.616
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Consolidar el Sistema Público Nacional de Salud (SPNS), basado en la Red Integrada de Salud, con rectoría única, financiamiento garantizado, desarrollo soberano científico-tecnológico, talento humano de calidad, solidario internacionalmente y legitimado a través de la participación protagónica del Poder Popular en la ejecución, seguimiento, control y evaluación del Plan Nacional de Salud.
OBJETIVOS ESPECÍFICOS:	Fortalecer el servicio de dosimetría personal y clínica en prácticas de tomografía, mamografía, intervencionismo, radioterapia y medicina nuclear en los centros de salud públicos del Sistema Público Nacional de Salud en los 24 Estados del país.
RESULTADO:	Servicio de dosimetría personal y clínica en prácticas de tomografía, mamografía, intervencionismo, radioterapia y medicina nuclear de los centros de salud públicos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	819.159					819.159
4.02	Materiales, suministros y mercancías	813.733					813.733
4.03	Servicios no personales	1.516.978					1.516.978
4.04	Activos reales	2.137.746					2.137.746
	TOTAL	**5.287.616**					**5.287.616**

PROYECTO: COD. N.E: 127940 COD. PPTO: 540230000 Atención médica integral a la población del Distrito Capital.

UNIDAD DE MEDIDA: consulta

CANTIDAD: Fem.() Mas.() Total(1.110.174)

ASIGNACIÓN PRESUPUESTARIA: 3.668.220.256

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Consolidar el Sistema Público Nacional de Salud (SPNS), basado en la Red Integrada de Salud, con rectoría única, financiamiento garantizado, desarrollo soberano científico-tecnológico, talento humano de calidad, solidario internacionalmente y legitimado a través de la participación protagónica del Poder Popular en la ejecución, seguimiento, control y evaluación del Plan Nacional de Salud.

OBJETIVOS ESPECÍFICOS: Atender a la población mediante el aumento de la cobertura, a través de la atención médica integral en los establecimientos de salud que componen la red asistencial del Distrito Capital.

RESULTADO: Atención integral (Consultas) en salud a los pacientes que asisten a los Centros de Salud que componen la Red Asistencial del Distrito Capital en condiciones óptimas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	3.299.232.313					3.299.232.313
4.02	Materiales, suministros y mercancías	300.571.094					300.571.094
4.03	Servicios no personales	55.769.993					55.769.993
4.04	Activos reales	12.646.856					12.646.856
	TOTAL	3.668.220.256					3.668.220.256

PROYECTO:	COD. N.E: 127904 COD. PPTO: 540231000 Atención médica integral a la población del Estado Guárico.
UNIDAD DE MEDIDA:	consulta
CANTIDAD:	Fem.() Mas.() Total(1.994.946)
ASIGNACIÓN PRESUPUESTARIA:	1.170.549.448
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Consolidar el Sistema Público Nacional de Salud (SPNS), basado en la red integrada de salud con rectoría única, con financiamiento garantizado, desarrollo soberano científico-tecnológico, talento humano de calidad solidario internacionalmente y legitimado a través de la participación protagónica del poder popular en la ejecución seguimiento control y evaluación del plan nacional de salud
OBJETIVOS ESPECÍFICOS:	Fortalecer los servicios que componen la red asistencial del Sistema Público Nacional de Salud.
RESULTADO:	Atención médica integral, oportuna y suficiente a la población del Estado Guárico.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.064.171.638					1.064.171.638
4.02	Materiales, suministros y mercancías	94.885.100					94.885.100
4.03	Servicios no personales	11.492.710					11.492.710
	TOTAL	1.170.549.448					1.170.549.448

PROYECTO: COD. N.E: 127985 COD. PPTO: 540232000 Atención médica integral a la población del Estado Bolivariano de Miranda.

UNIDAD DE MEDIDA: consulta

CANTIDAD: Fem.() Mas.() Total(3.168.395)

ASIGNACIÓN PRESUPUESTARIA: 1.597.556.894

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Consolidar el Sistema Público Nacional de Salud (SPNS), basado en la Red Integrada de Salud, con rectoría única, financiamiento garantizado, desarrollo soberano científico-tecnológico, talento humano de calidad, solidario internacionalmente y legitimado a través de la participación protagónica del Poder Popular en la ejecución, seguimiento, control y evaluación del Plan Nacional de Salud.

OBJETIVOS ESPECÍFICOS: Atender a la población desasistida, mediante el aumento de la cobertura, a través de la atención médica en los diferentes niveles de atención de salud en el Estado Bolivariano de Miranda.

RESULTADO: Lograr que el 28% de la población del Estado Miranda cuente con atención médica adecuada en los Establecimientos de la Red de Atención Comunal, Ambulatoria Especializada y Hospitalaria del Sistema de Salud Pública.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.415.704.490					1.415.704.490
4.02	Materiales, suministros y mercancías	147.557.039					147.557.039
4.03	Servicios no personales	17.933.547					17.933.547
4.04	Activos reales	16.361.818					16.361.818
	TOTAL	**1.597.556.894**					**1.597.556.894**

PROYECTO:	COD. N.E: 127934 COD. PPTO: 540233000 Atención médica integral a la población del Estado Portuguesa.
UNIDAD DE MEDIDA:	consulta
CANTIDAD:	Fem.() Mas.() Total(2.448.279)
ASIGNACIÓN PRESUPUESTARIA:	1.008.362.870
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Consolidar el Sistema Público Nacional de Salud (SPNS), basado en la Red Integrada de Salud, con rectoría única, financiamiento garantizado, desarrollo soberano cientifico-tecnológico, talento humano de calidad y solidario intencionalmente y legitimado a través de la participación protagónica del poder popular en la ejecución, seguimiento, control y evaluación del Plan Nacional de Salud.
OBJETIVOS ESPECÍFICOS:	Consolidación de todos los niveles de atención y servicios del Sistema Público Nacional de Salud, priorizando el nivel de atención primaria para la promoción de estilos y condiciones de vida saludables en toda la población.
RESULTADO:	Atención médica integral, eficaz y oportuna a población a través del incremento de consulta en la red de servicio de salud del Estado portuguesa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	869.007.113					869.007.113
4.02	Materiales, suministros y mercancías	101.946.445					101.946.445
4.03	Servicios no personales	30.969.312					30.969.312
4.04	Activos reales	6.440.000					6.440.000
	TOTAL	**1.008.362.870**					**1.008.362.870**

PROYECTO: COD. N.E: 127989 COD. PPTO: 540234000 Atención médica integral a la población del Estado Vargas.

UNIDAD DE MEDIDA: consulta

CANTIDAD: Fem.() Mas.() Total(549.570)

ASIGNACIÓN PRESUPUESTARIA: 391.221.596

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Consolidar el Sistema Público Nacional de Salud (SPNS), basado en la Red Integral de Salud, con rectoría única, financiamiento garantizado, desarrollo soberano científico-tecnológico, talento humano de calidad, solidario internacionalmente y legitimado a través de la participación protagónica del poder popular en la ejecución, seguimiento, control y evaluación del Plan Nacional de Salud.

OBJETIVOS ESPECÍFICOS: Atender de forma integral y oportuna a la población de todos los grupos etarios, incrementando la cobertura de atención.

RESULTADO: Atención médica integral a la población en la red de atención Comunal en salud, red Ambulatoria Especializada y Hospitalaria y educación sanitaria y ambiental a los habitantes de Vargas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	325.565.540					325.565.540
4.02	Materiales, suministros y mercancías	54.889.662					54.889.662
4.03	Servicios no personales	7.112.526					7.112.526
4.04	Activos reales	3.653.868					3.653.868
	TOTAL	**391.221.596**					**391.221.596**

PROYECTO:	COD. N.E: 127901 COD. PPTO: 540235000 Atención médica integral a la población del Estado Barinas.
UNIDAD DE MEDIDA:	consulta
CANTIDAD:	Fem.() Mas.() Total(2.020.557)
ASIGNACIÓN PRESUPUESTARIA:	821.510.068
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Consolidar el Sistema Público Nacional de Salud (SPNS), basado en la Red Integral de Salud con rectoría única, financiamiento garantizado, como eje integrador de la red única de servicios, desarrollo soberano cientifico-tecnológico, talento humano de calidad, solidario internacionalmente y legitimado a través de la participación protagónica del poder popular en la ejecución, seguimiento, control y evaluación del plan nacional de salud
OBJETIVOS ESPECÍFICOS:	Aumentar la cobertura de atención médica integral a la población en los diversos niveles de atención en los establecimientos adscritos a la Dirección Estadal de Salud Barinas.
RESULTADO:	Atención médica integral en los establecimientos de salud a la población del estado Barinas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	721.637.734					721.637.734
4.02	Materiales, suministros y mercancías	57.057.314					57.057.314
4.03	Servicios no personales	20.706.492					20.706.492
4.04	Activos reales	22.108.528					22.108.528
	TOTAL	**821.510.068**					**821.510.068**

PROYECTO:	COD. N.E: 127907 COD. PPTO: 540236000 Atención médica integral a la población del Estado Bolivariano de Cojedes
UNIDAD DE MEDIDA:	consulta
CANTIDAD:	Fem.() Mas.() Total(1.019.510)
ASIGNACIÓN PRESUPUESTARIA:	531.192.782
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Consolidar el Sistema Público Nacional de Salud (SPNS), basado en la Red Integrada de Salud, con rectoría única, financiamiento garantizado, desarrollo soberano científico tecnológico, talento humano de calidad, solidario internacionalmente y legitimado a través de la participación protagónica del Poder Popular en la ejecución, seguimiento, control y evaluación del Plan Nacional de Salud
OBJETIVOS ESPECÍFICOS:	Incrementar la cobertura de la atención médica integral de la Red Ambulatoria y Hospitalaria y desarrollar actividades de promoción de la salud y prevención de enfermedades, asi como actividades de saneamiento ambiental contra enfermedades endémic as.
RESULTADO:	Atención médica integral oportuna a la población del Estado Bolivariano de Cojedes

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	440.793.137					440.793.137
4.02	Materiales, suministros y mercancías	75.283.569					75.283.569
4.03	Servicios no personales	14.768.967					14.768.967
4.04	Activos reales	347.109					347.109
	TOTAL	**531.192.782**					**531.192.782**

PROYECTO:	COD. N.E: 127910 COD. PPTO: 540237000 Atención médica integral a la población del Estado Delta Amacuro.
UNIDAD DE MEDIDA:	consulta
CANTIDAD:	Fem.() Mas.() Total(360.000)
ASIGNACIÓN PRESUPUESTARIA:	237.552.888
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Consolidar el Sistema Público Nacional de Salud (SPNS), basado en la Red Integrada de Salud, con rectoría única, financiamiento garantizado, desarrollo soberano científico-tecnológico, talento humano de calidad, solidario internacionalmente y legitimado a través de la participación protagónica del Poder Popular en la ejecución, seguimiento, control y evaluación del Plan Nacional de Salud.
OBJETIVOS ESPECÍFICOS:	Atender en consultas de atención integral en salud a una población de 192.874 habitantes y realizar actividades de saneamiento ambiental en zonas afectadas por malaria y dengue, e inspecciones socio-ambientales.
RESULTADO:	Pacientes atendidos integralmente en la Red de Atención comunal en Salud y hospital Dr. Luis Razetti y disminución de zonas afectadas por malaria y dengue.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	190.869.002					190.869.002
4.02	Materiales, suministros y mercancías	39.605.212					39.605.212
4.03	Servicios no personales	6.578.674					6.578.674
4.04	Activos reales	500.000					500.000
	TOTAL	**237.552.888**					**237.552.888**

PROYECTO:	COD. N.E: 127918 COD. PPTO: 540238000 Atención médica integral a la población del Estado Amazonas.
UNIDAD DE MEDIDA:	consulta
CANTIDAD:	Fem.() Mas.() Total(433.491)
ASIGNACIÓN PRESUPUESTARIA:	191.178.983
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud (SPNS), como eje integrador de la red única de servicios, con rectoría única, financiamiento asegurado, desarrollo soberano científico tecnológico, talento humano de calidad y solidario internacionalmente.
OBJETIVOS ESPECÍFICOS:	Incrementar la cobertura de atención médica integral en los servicios de la red asistencial para beneficiar a la población del Estado Amazonas.
RESULTADO:	Paciente atendido integralmente de manera oportuna y eficiente.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	148.890.868					148.890.868
4.02	Materiales, suministros y mercancías	33.163.997					33.163.997
4.03	Servicios no personales	6.545.173					6.545.173
4.04	Activos reales	2.578.945					2.578.945
	TOTAL	**191.178.983**					**191.178.983**

PROYECTO: COD. N.E: 127994 COD. PPTO: 540239000 Fortalecimiento del Sistema Integral de Suministro de Insumos para la Salud.

UNIDAD DE MEDIDA: plan

CANTIDAD: Fem.() Mas.() Total(4)

ASIGNACIÓN PRESUPUESTARIA: 46.103.618

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Consolidar el Sistema Público Nacional de Salud (SPNS), basado en la Red Integrada de Salud, con rectoría única, financiamiento garantizado, desarrollo soberano científico-tecnológico, talento humano de calidad, solidario internacionalmente y legitimado a través de la participación protagónica del Poder Popular en la ejecución, seguimiento, control y evaluación del Plan Nacional de Salud.

OBJETIVOS ESPECÍFICOS: Fortalecer el Sistema Integral de Suministro de Insumos para la Salud, mediante acciones que permitan garantizar un acceso oportuno y eficiente de estos insumos por parte de la población nacional.

RESULTADO: Sistema Integral de Suministro de Insumos para la Salud fortalecido.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.680.000					1.680.000
4.02	Materiales, suministros y mercancías	36.968.409					36.968.409
4.03	Servicios no personales	5.144.209					5.144.209
4.04	Activos reales	2.311.000					2.311.000
	TOTAL	**46.103.618**					**46.103.618**

PROYECTO: COD. N.E: 127914 COD. PPTO: 540240000 Articulación de la Red Integrada de Salud para el Sistema Público Nacional de Salud

UNIDAD DE MEDIDA: red

CANTIDAD: Fem.() Mas.() Total(1)

ASIGNACIÓN PRESUPUESTARIA: 1.888.996

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Consolidar el Sistema Público Nacional de Salud (SPNS), basado en la Red Integrada de Salud, con rectoría única, financiamiento garantizado, desarrollo soberano científico-tecnológico, talento humano de calidad, solidario internacionalmente y legitimado a través de la participación protagónica del Poder Popular en la ejecución, seguimiento, control y evaluación del Plan Nacional de Salud.

OBJETIVOS ESPECÍFICOS: Articular la Red Integrada de Salud como forma de organización del Sistema Público Nacional de Salud, en los ámbitos seleccionados en cada una de las Entidades Federales.

RESULTADO: Conformación de la red Integrada de salud en las 24 entidades federales, articulando la red de servicios a través del Sistema de Referencia y Contrareferencia.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	925.470					925.470
4.03	Servicios no personales	963.526					963.526
	TOTAL	1.888.996					1.888.996

PROYECTO: COD. N.E: 127920 COD. PPTO: 540241000 Participación Protagónica del Poder Popular en la Salud.

UNIDAD DE MEDIDA: coordinación

CANTIDAD: Fem.() Mas.() Total(24)

ASIGNACIÓN PRESUPUESTARIA: 637.670

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Consolidar el Sistema Público Nacional de Salud (SPNS), basado en la Red Integrada de Salud, con rectoria única, financiamiento garantizado, desarrollo soberano científico-tecnológico, talento humano de calidad, solidario internacionalmente y legitimado a través de la participación protagónica del Poder Popular en la ejecución, seguimiento, control y evaluación del Plan Nacional de Salud

OBJETIVOS ESPECÍFICOS: Consolidar la participación protagónica a través de la articulación de las Coordinaciones Estadales para la Participación en Salud y de las Instancias del Poder Popular, impulsando la participación del Sistema de Agregación Comunal en el Sistema Público Nacional de Salud, para garantizar el Derecho a la Salud y la Promoción del Vivir Bien Social.

RESULTADO: Articulación y fortalecimiento de las 24 Coordinaciones Estadales para la Participación en Salud responsables de impulsar la participación ciudadana.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	133.392					133.392
4.02	Materiales, suministros y mercancías	252.139					252.139
4.03	Servicios no personales	252.139					252.139
	TOTAL	**637.670**					**637.670**

PROYECTO: COD. N.E: 127900 COD. PPTO: 540242000 Atención y promoción en salud intercultural para el vivir bien de los pueblos indígenas, afrodescendientes y con otras especifidades culturales.

UNIDAD DE MEDIDA: servicio

CANTIDAD: Fem.() Mas.() Total(8)

ASIGNACIÓN PRESUPUESTARIA: 8.154.917

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Consolidar el Sistema Público Nacional de Salud (SPNS), basado en la Red Integrada de Salud, con rectoría única, financiamiento garantizado, desarrollo soberano científico-tecnológico, talento humano de calidad, solidario internacionalmente y legitimado a través de la participación protagónica del Poder Popular en la ejecución, seguimiento, control y evaluación del Plan Nacional de Salud.

OBJETIVOS ESPECÍFICOS: Ampliar la atención y promoción de la salud a través de la expansión de los servicios con pertinencia intercultural del Sistema Público Nacional de Salud a fin de cerrar brechas e inequidades sociales existentes en la población indígena y afrodescendientes.

RESULTADO: Población indígena y afrodescendiente con acceso a los servicios de salud con pertinencia intercultural en el SPNS.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.068.295					1.068.295
4.02	Materiales, suministros y mercancías	1.963.221					1.963.221
4.03	Servicios no personales	1.797.681					1.797.681
4.04	Activos reales	2.087.320					2.087.320
4.07	Transferencias y donaciones	1.238.400					1.238.400
	TOTAL	8.154.917					8.154.917

PROYECTO: COD. N.E: 127895 COD. PPTO: 540243000 Atención en Salud Integral para Personas con Discapacidad

UNIDAD DE MEDIDA: programa

CANTIDAD: Fem.() Mas.() Total(10)

ASIGNACIÓN PRESUPUESTARIA: 22.092.887

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Consolidar el Sistema Público Nacional de Salud (SPNS), basado en la Red Integrada de Salud, con rectoría única, financiamiento garantizado, desarrollo soberano científico-tecnológico, talento humano de calidad, solidario internacionalmente y legitimado a través de la participación protagónica del Poder Popular en la ejecución, seguimiento, control y evaluación del Plan Nacional de Salud.

OBJETIVOS ESPECÍFICOS: Establecer mecanismos de atención integral, a través del fortalecimiento de Programas, Servicios, Redes de apoyo comunitario para lograr un nivel óptimo de salud y buen vivir para todas las personas con discapacidad.

RESULTADO: Programas de restitución, rehabilitación y equiparación de oportunidades a personas con discapacidad

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	400.000					400.000
4.02	Materiales, suministros y mercancías	12.637.905					12.637.905
4.03	Servicios no personales	7.054.982					7.054.982
4.04	Activos reales	2.000.000					2.000.000
	TOTAL	22.092.887					22.092.887

PROYECTO:	COD. N.E: 127995 COD. PPTO: 540244000 Fortalecimiento de la Red Hospitalaria mediante la implementación de un sistema de gestión clínica.
UNIDAD DE MEDIDA:	hospital
CANTIDAD:	Fem.() Mas.() Total(36)
ASIGNACIÓN PRESUPUESTARIA:	1.681.853.341
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Consolidar el Sistema Público Nacional de Salud (SPNS), basado en la integración de la red hospitalaria pública dependiente del Ministerio del Poder Popular para la Salud (MPPS) al resto del Sistema, con rectoría única, financiamiento garantizado, desarrollo soberano, científico, tecnológico, talento humano de calidad y legitimado a través de la participación protagónica del Poder Popular, en su acción contralora en la ejecución de las acciones del Sistema.
OBJETIVOS ESPECÍFICOS:	Implementar un Sistema de Control y Seguimiento de la Gestión Clínica Hospitalaria, a través de la automatización de las áreas quirúrgicas, obstétricas, neonatales, Unidades de Cuidados Intensivos y la aplicación de protocolos de mayor complejidad y costos pertenecientes a los hospitales adscritos al MPPS, a fin de garantizar atención oportuna y de calidad a los pacientes que requieren los servicios.
RESULTADO:	Atención oportuna y de calidad a pacientes que requieren insumos de alto costo en los hospitales priorizados adscritos al MPPS.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	450.200.000					450.200.000
4.03	Servicios no personales	1.114.053.341					1.114.053.341
4.04	Activos reales	117.600.000					117.600.000
	TOTAL	**1.681.853.341**					**1.681.853.341**

PROYECTO:	COD. N.E: 127908 COD. PPTO: 540245000 Fortalecimiento de la gestión sanitario ambiental en el manejo adecuado de los desechos peligrosos, generados en los establecimientos de Salud
UNIDAD DE MEDIDA:	actuación
CANTIDAD:	Fem.() Mas.() Total(1.466)
ASIGNACIÓN PRESUPUESTARIA:	19.315.976
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Consolidar el Sistema Público Nacional de Salud (SPNS), basado en la Red Integrada de Salud, con rectoría única, financiamiento garantizado, desarrollo soberano científico-tecnológico, talento humano de calidad, solidario internacionalmente y legitimado a través de la participación protagónica del Poder Popular en la ejecución, seguimiento, control y evaluación del Plan Nacional de Salud.
OBJETIVOS ESPECÍFICOS:	Fortalecer la gestión sanitario ambiental de los desechos peligrosos generados en los establecimientos de salud haciendo cumplir las normativas sanitarias para alcanzar una gestión de los desechos peligrosos, eficiente, suficiente y oportuna.
RESULTADO:	Actuaciones sanitarias dando respuesta oportuna eficaz y eficiente para fomentar y mejorar las condiciones de vida de la población venezolana.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	2.326.409					2.326.409
4.02	Materiales, suministros y mercancias	7.104.729					7.104.729
4.03	Servicios no personales	2.720.236					2.720.236
4.04	Activos reales	7.164.602					7.164.602
	TOTAL	**19.315.976**					**19.315.976**

PROYECTO:	COD. N.E: 127925 COD. PPTO: 540246000 Consolidación de la gestión en salud ambiental, desde el ámbito nacional para el mejoramiento de las condiciones sanitario ambientales.
UNIDAD DE MEDIDA:	actuación
CANTIDAD:	Fem.() Mas.() Total(1.326.622)
ASIGNACIÓN PRESUPUESTARIA:	38.692.285
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Consolidar el Sistema Público Nacional de Salud (SPNS), basado en la Red Integrada de Salud, con rectoría única, financiamiento garantizado, desarrollo soberano científico-tecnológico, talento humano de calidad, solidario internacionalmente y legitimado a través de la participación protagónica del Poder Popular en la ejecución, seguimiento, control y evaluación del Plan Nacional de Salud.
OBJETIVOS ESPECÍFICOS:	Consolidar la gestión en Salud Ambiental a través de fumigaciones, rociamiento y tratamientos oportunos, para la vigilancia y control de vectores y de las enfermedades metaxénicas y parasitarias (Malaria, Chagas, Chikungunya, Parasitosis, Esquistosomosis, entre otras).
RESULTADO:	Actuación sanitaria dando respuestas oportunas, eficaces y eficientes en la vigilancia y control de los factores de riesgo de origen ambiental, e implementación de protocolos en el área de las enfermedades endémicas (Malaria, Chagas, Parasitosis intestinales y esquistosomosis), para el mejoramiento de la calidad de vida de la población venezolana.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	6.149.971					6.149.971
4.02	Materiales, suministros y mercancías	13.807.119					13.807.119
4.03	Servicios no personales	6.745.997					6.745.997
4.04	Activos reales	11.989.198					11.989.198
	TOTAL	**38.692.285**					**38.692.285**

PROYECTO:	COD. N.E: 127922 COD. PPTO: 540247000 Consolidación de un Sistema de Información y Estadisticas en Salud Colectiva para el Ministerio del Poder Popular para la Salud.
UNIDAD DE MEDIDA:	dependencia
CANTIDAD:	Fem.() Mas.() Total(24)
ASIGNACIÓN PRESUPUESTARIA:	11.394.467
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Consolidar el Sistema Público Nacional de Salud (SPNS), basado en la Red Integrada de Salud, con rectoría única, financiamiento garantizado, desarrollo soberano cientifico-tecnológico, talento humano de calidad, solidario Internacionalmente y legitimado a través de la participación protagónica del Poder Popular en la ejecución, seguimiento, control y evaluación del Plan Nacional de Salud.
OBJETIVOS ESPECÍFICOS:	Proveer de información en salud oportuna y confiable sobre las condiciones de vida de la población venezolana, a efectos de realizar seguimiento, monitoreo, evaluación y diseño de las políticas públicas de salud.
RESULTADO:	Unidades epidemiológicas estadales fortalecidas con: supervisión, capacitación, soporte técnico y entrega de formularios (EV 14 y EV 25)

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.712.446					1.712.446
4.02	Materiales, suministros y mercancias	1.793.360					1.793.360
4.03	Servicios no personales	6.544.661					6.544.661
4.04	Activos reales	1.344.000					1.344.000
	TOTAL	**11.394.467**					**11.394.467**

PROYECTO:	COD. N.E: 127929 COD. PPTO: 540248000 Implementación y seguimiento del Esquema Ampliado de Inmunizaciones en el país
UNIDAD DE MEDIDA:	dosis
CANTIDAD:	Fem.() Mas.() Total(18.774.309)
ASIGNACIÓN PRESUPUESTARIA:	485.865.607
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Consolidar el Sistema Público Nacional de Salud (SPNS), basado en la Red Integrada de Salud, con rectoría única, financiamiento garantizado, desarrollo soberano científico-tecnológico, talento humano de calidad, solidario internacionalmente y legitimado a través de la participación protagónica del Poder Popular en la ejecución, seguimiento, control y evaluación del Plan Nacional de Salud
OBJETIVOS ESPECÍFICOS:	Reducir la incidencia de la morbi-mortalidad por las enfermedades prevenibles por vacunación, como la tos ferina, tétanos, meningitis y neumonías bacterianas por Haemophilus influenza de tipo b, Hepatitis B, tuberculosis, diarreas producidas por rotavirus, influenza estacional, neumonías y meningitis por neumococo, parotiditis y mantener la eliminación de poliomielitis, difteria, sarampión, rubéola y SRC.
RESULTADO:	Inmunización de grupos poblacionales susceptibles de enfermedades prevenibles por vacunación, con la aplicación de 18.774.309 dosis de vacunas, que forman parte del Esquema Nacional de Inmunizaciones.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	37.297.783					37.297.783
4.02	Materiales, suministros y mercancías	445.233.803					445.233.803
4.03	Servicios no personales	2.043.591					2.043.591
4.04	Activos reales	1.290.430					1.290.430
	TOTAL	**485.865.607**					**485.865.607**

PROYECTO: COD. N.E: 127926 COD. PPTO: 540249000 Implementación de los análisis de la situación de salud y la vigilancia epidemiológica en la toma de decisiones y la planificación en el Sistema Público Nacional de Salud (SPNS).

UNIDAD DE MEDIDA: boletín

CANTIDAD: Fem.() Mas.() Total(446)

ASIGNACIÓN PRESUPUESTARIA: 7.480.107

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Consolidar el Sistema Público Nacional de Salud (SPNS), basado en la Red Integrada de Salud, con rectoria única, financiamiento garantizado, desarrollo soberano cientifico-tecnológico, talento humano de calidad, solidario internacionalmente y legitimado a través de la participación protagónica del Poder Popular en la ejecución, seguimiento, control y evaluación del Plan Nacional de Salud.

OBJETIVOS ESPECÍFICOS: Impulsar el uso sistemático de los Análisis de Situación de Salud, como herramienta técnica, en la toma de decisiones y la planificación en el Sistema Nacional de Salud.

RESULTADO: Información oportuna, confiable y actualizada, para la toma de decisiones en la planificación del sector salud y respuesta ante eventos de salud públicá nacional e internacional.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	3.357.652					3.357.652
4.02	Materiales, suministros y mercancías	1.729.078					1.729.078
4.03	Servicios no personales	1.616.803					1.616.803
4.04	Activos reales	776.574					776.574
	TOTAL	7.480.107					7.480.107

PROYECTO:	COD. N.E: 127963 COD. PPTO: 540250000 Adquisición y distribución de insumos médicos, no médicos y equipos básicos para la Red de Atención Comunal y Ambulatoria Especializada, promoviendo la calidad de Atención de las áreas de Salud Integral Comunitaria a Nivel Nacional.
UNIDAD DE MEDIDA:	entidad
CANTIDAD:	Fem.() Mas.() Total(24)
ASIGNACIÓN PRESUPUESTARIA:	109.719.916
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Consolidar el Sistema Público Nacional de Salud (SPNS), basado en la Red Integrada de Salud, con rectoria única, financiamiento garantizado, desarrollo soberano científico-tecnológico, talento humano de calidad, solidario internacionalmente y legitimado a través de la participación protagónica del Poder Popular en la ejecución, seguimiento, control y evaluación del Plan Nacional de Salud.
OBJETIVOS ESPECÍFICOS:	Mejorar la calidad de atención de los establecimientos pertenecientes a la red de atención comunal y ambulatoria especializada que conforman las ASIC, a través de la gestión de suministro de insumos esenciales a fin de dotar los centros en correspondencia con las necesidades reales y/o demanda de la población.
RESULTADO:	Entidades dotadas de insumos esenciales y equipos básicos, en procura de mejorar calidad de vida de la población.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancias	68.590.805					68.590.805
4.03	Servicios no personales	16.998.746					16.998.746
4.04	Activos reales	24.130.365					24.130.365
	TOTAL	**109.719.916**					**109.719.916**

PROYECTO: COD. N.E: 127902 COD. PPTO: 540251000 Mantenimiento preventivo y correctivo para la adecuación de los establecimientos de la red de atención comunal y ambulatoria especializada, con la participación activa del poder popular.

UNIDAD DE MEDIDA: centro de salud

CANTIDAD: Fem.() Mas.() Total(72)

ASIGNACIÓN PRESUPUESTARIA: 79.725.679

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Consolidar el Sistema Público Nacional de Salud (SPNS), basado en la Red Integrada de Salud, con rectoría única, financiamiento garantizado, desarrollo soberano científico-tecnológico, talento humano de calidad, solidario internacionalmente y legitimado a través de la participación protagónica del Poder Popular en la ejecución, seguimiento, control y evaluación del Plan Nacional de Salud.

OBJETIVOS ESPECÍFICOS: Realizar mantenimiento preventivo y correctivo para la adecuación de las condiciones de la planta física y equipos electromecánicos de los establecimientos de la Red de Atención Comunal y Centros de Atención Especializados, con la participación activa del Poder Popular.

RESULTADO: Establecimientos de la Red Ambulatoria con condiciones óptimas en su infraestructura y equipos electromecánicos para la atención adecuada de la población que acude a los servicios.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	34.889.441					34.889.441
4.03	Servicios no personales	41.059.059					41.059.059
4.04	Activos reales	3.777.179					3.777.179
	TOTAL	79.725.679					79.725.679

PROYECTO:	COD. N.E: 127993 COD. PPTO: 540252000 Fortalecimiento de la red de bancos de leche humana y lactarios institucionales
UNIDAD DE MEDIDA:	servicio
CANTIDAD:	Fem.() Mas.() Total(19)
ASIGNACIÓN PRESUPUESTARIA:	9.599.999
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Consolidar el Sistema Público Nacional de Salud (SPNS), basado en la red integrada de salud, con rectoría única, financiamiento garantizado, desarrollo soberano científico-tecnológico, talento humano de calidad, solidario internacionalmente y legitimado a través de la participación protagónica del Poder Popular en la ejecución, seguimiento, control y evaluación del Plan Nacional de Salud
OBJETIVOS ESPECÍFICOS:	Fortalecer la red de bancos de leche humana y lactarios institucionales, a través de la conserjería en lactancia materna, extracción, procesamiento y distribución de leche humana para disminuir la morbi-mortalidad neonatal
RESULTADO:	Dotación, adecuación y mantenimiento de los bancos de leche humana y lactarios institucionales

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	7.517.902					7.517.902
4.03	Servicios no personales	977.295					977.295
4.04	Activos reales	1.104.802					1.104.802
	TOTAL	**9.599.999**					**9.599.999**

PROYECTO:	COD. N.E: 127916 COD. PPTO: 540253000 Promoción de la salud integral y estilos de vida saludable durante el ciclo de vida
UNIDAD DE MEDIDA:	actuación
CANTIDAD:	Fem.() Mas.() Total(48)
ASIGNACIÓN PRESUPUESTARIA:	35.451.609
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Consolidar el Sistema Público Nacional de Salud (SPNS), basado en la red integrada de salud, con la rectoría única, financiamiento garantizado, desarrollo soberano científico-técnico, talento humano de calidad, solidario internacionalmente y legitimado a través de la participación protagónica del poder popular en la ejecución, seguimiento, control y evaluación del Plan Nacional de Salud.
OBJETIVOS ESPECÍFICOS:	Promover una vida saludable, a través de programas dirigidos a las etapas del ciclo de vida, con enfoque de riesgo, de género, de atención integral, interdisciplinaria, con criterio de igualdad, de acuerdo a determinantes sociales, culturales y geográficos de la población.
RESULTADO:	Personas con estilos de vida saludable, haciendo énfasis en el ejercicio de sus derechos sexuales y reproductivos de manera sana, responsable y placentera; practicando la lactancia materna, así como hábitos de alimentación saludable y una vida activa.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	31.070.988					31.070.988
4.03	Servicios no personales	4.183.263					4.183.263
4.04	Activos reales	197.358					197.358
TOTAL		**35.451.609**					**35.451.609**

PROYECTO: COD. N.E: 127898 COD. PPTO: 540254000 Promoción de condiciones y estilos de vida saludable para la prevención y atención del cáncer en la población venezolana.

UNIDAD DE MEDIDA: entidad

CANTIDAD: Fem.() Mas.() Total(24)

ASIGNACIÓN PRESUPUESTARIA: 32.300.000

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Consolidar el Sistema Público Nacional de Salud (SPNS), basado en la Red Integrada de Salud, con rectoría única, financiamiento garantizado, desarrollo soberano científico-tecnológico, talento humano de calidad, solidario internacionalmente y legitimado a través de la participación protagónica del Poder Popular en la ejecución, seguimiento, control y evaluación del Plan Nacional de Salud.

OBJETIVOS ESPECÍFICOS: Garantizar la atención integral oncológica mediante la formulación de estrategias con especial énfasis en la promoción de la calidad, condiciones y estilos de vida saludable, la prevención y el diagnostico precoz, a fin de contribuir a la suprema felicidad social de nuestra población, con participación protagónica y corresponsabilidad de la familia y la comunidad.

RESULTADO: Servicios de los establecimientos de salud ubicados en las 24 Entidades Federales destinadas a la pesquisa, diagnóstico precoz, tratamiento y paliación funcionando adecuadamente y atendiendo debidamente a población sana, con riesgo, con enfermedad y/o con algún grado de discapacidad por cáncer

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	500.000					500.000
4.02	Materiales, suministros y mercancías	22.000.550					22.000.550
4.03	Servicios no personales	6.299.450					6.299.450
4.04	Activos reales	3.500.000					3.500.000
	TOTAL	32.300.000					32.300.000

PROYECTO: COD. N.E: 127913 COD. PPTO: 540255000 Fortalecimiento de los servicios de: VIH/SIDA, Infecciones de transmisión Sexual, enfermedades respiratorias, Tuberculosis, Asma, Enfermedades Pulmonales Ostructiva Crónicas (EPOC) hepatitis y bancos de sangre.

UNIDAD DE MEDIDA: actuación

CANTIDAD: Fem.() Mas.() Total(675.587)

ASIGNACIÓN PRESUPUESTARIA: 959.649.929

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Consolidar el Sistema Público Nacional de Salud (SPNS), basado en la Red Integrada de Salud, con rectoría única, financiamiento garantizado, desarrollo soberano científico-tecnológico, talento humano de calidad, solidario internacionalmente y legitimado a través de la participación protagónica del Poder Popular en la ejecución, seguimiento, control y evaluación del Plan Nacional de Salud.

OBJETIVOS ESPECÍFICOS: Fortalecer los servicios de: VIH/SIDA, Infecciones de transmisión Sexual, enfermedades respiratorias, Tuberculosis, Asma , Enfermedades Pulmonales Ostructiva Crónica, Bancos de Sangre, mediante la dotación de medicamentos, insumos, equipos médicos y el diseño e implementación de normas, reglamentos y protocolos.

RESULTADO: Personas beneficiadas por el fortalecimiento de los Bancos de Sangre (donación y transfusión), la prevención y atención a las Enfermedades Respiratorias y VIH/SIDA, así como de otras ITS.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	934.728.532					934.728.532
4.03	Servicios no personales	24.921.397					24.921.397
	TOTAL	959.649.929					959.649.929

PROYECTO:	COD. N.E: 127983 COD. PPTO: 540256000 Fortalecimiento de la atención integral de las enfermedades crónicas no transmisibles (ECNT) en la población venezolana
UNIDAD DE MEDIDA:	actuación
CANTIDAD:	Fem.() Mas.() Total(114)
ASIGNACIÓN PRESUPUESTARIA:	13.011.275
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Consolidar el Sistema Público Nacional de Salud (SPNS), basado en la Red Integrada de Salud, con rectoría única, financiamiento garantizado, desarrollo soberano científico-tecnológico, talento humano de calidad, solidario internacionalmente y legitimado a través de la participación protagónica del Poder Popular en la ejecución, seguimiento, control y evaluación del Plan Nacional de Salud.
OBJETIVOS ESPECÍFICOS:	Impulsar actuaciones de promoción de salud y prevención de los factores de riesgos de Enfermedades Crónicas no Transmisibles (ECNT), a fin de reducir la carga de morbimortalidad por estas enfermedades y mejorar la calidad de vida de la población.
RESULTADO:	Actuaciones de promoción y prevención de enfermedades Crónicas No Transmisibles desarrolladas a nivel nacional.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	11.384.288					11.384.288
4.03	Servicios no personales	1.626.987					1.626.987
	TOTAL	**13.011.275**					**13.011.275**

PROYECTO:	COD. N.E: 127911 COD. PPTO: 540257000 Humanización de la atención en salud mental para la paz y la vida sana
UNIDAD DE MEDIDA:	coordinación
CANTIDAD:	Fem.() Mas.() Total(24)
ASIGNACIÓN PRESUPUESTARIA:	472.949.198
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Consolidar el Sistema Público Nacional de Salud (SPNS), basado en la Red Integrada de Salud, con rectoria única, financiamiento garantizado, desarrollo soberano científico-tecnológico, talento humano de calidad, solidario internacionalmente y legitimado a través de la participación protagónica del Poder Popular en la ejecución, seguimiento, control y evaluación del Plan Nacional de Salud.
OBJETIVOS ESPECÍFICOS:	Aplicar el enfoque de humanización en los servicios de salud mental, en particular el trato y la atención integral dirigida a las personas con diagnóstico de enfermedades mentales o afectadas por situaciones de violencia y accidentes de todo tipo, mediante el desarrollo de estrategias con énfasis en la promoción de la calidad, modos y estilos de vida saludable e intervenciones comunitarias para la detección temprana de situaciones o hechos que pueden afectar la salud mental, la paz y la convivencia.
RESULTADO:	Dotaciones a las Coordinaciones Estadales de Programa de Salud Mental y Prevención de Accidentes y Hechos Violentos para realizar acciones de promoción y prevención de accidentes, hechos violentos y salud mental.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancias	4.200.000					4.200.000
4.03	Servicios no personales	468.749.198					468.749.198
	TOTAL	472.949.198					472.949.198

PROYECTO:	COD. N.E: 127951 COD. PPTO: 540258000 Formación, investigación y desarrollo del conocimiento técnico, tecnológico y humano en salud, orientado a la consolidación del Sistema Público Nacional de Salud (SPNS).
UNIDAD DE MEDIDA:	estudiante
CANTIDAD:	Fem.() Mas.() Total(1.465)
ASIGNACIÓN PRESUPUESTARIA:	92.351.804
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Consolidar el Sistema Público Nacional de Salud (SPNS), basado en la Red Integrada de Salud, con rectoría única, financiamiento garantizado, desarrollo soberano científico-tecnológico, talento humano de calidad, solidario internacionalmente y legitimado a través de la participación protagónica del Poder Popular en la ejecución, seguimiento, control y evaluación del Plan Nacional de Salud.
OBJETIVOS ESPECÍFICOS:	Promover la formación técnica, tecnológica, ética y humana en salud, a través de becas vinculadas a las líneas de investigación del Ministerio del Poder Popular para la Salud (MPPS), orientadas a la calidad de atención y la consolidación del Sistema Público Nacional de Salud (SPNS).
RESULTADO:	Becarios formados en pre y postgrado como técnicos, profesionales y especialistas en el área de la salud, incluyendo la culminación de 313 beneficiarios a ser incorporados al Sistema Público Nacional de Salud (SPNS).

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.830.670					1.830.670
4.02	Materiales, suministros y mercancias	392.007					392.007
4.03	Servicios no personales	185.347					185.347
4.07	Transferencias y donaciones	89.943.780					89.943.780
	TOTAL	92.351.804					92.351.804

PROYECTO:	COD. N.E: COD. PPTO: 549998000 Transferencias de Competencias a los Estados Descentralizados
UNIDAD DE MEDIDA:	bolivar
CANTIDAD:	Fem.() Mas.() Total(14.449.037.945)
ASIGNACIÓN PRESUPUESTARIA:	14.449.037.745
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Asegurar la salud de la población desde la perspectiva de prevención y promoción de la calidad de vida, teniendo en cuenta los grupos sociales vulnerables, etarios, etnias, género, estratos y territorio sociales.
OBJETIVOS ESPECÍFICOS:	Transferir a los Estados descentralizados los recursos para financiar la ejecución de proyectos
RESULTADO:	14.449.037.745

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	14.449.037.745					14.449.037.745
	TOTAL	**14.449.037.745**					**14.449.037.745**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	14.449.037.745					14.449.037.745
4.07.01.00.00	Transferencias y donaciones corrientes internas	14.449.037.745					14.449.037.745
4.07.01.03.00	Transferencias corrientes internas al sector público	14.449.037.745					14.449.037.745
4.07.01.03.10	Transferencias corrientes al Poder Estadal	14.449.037.745					14.449.037.745
	- E5200 Estado Anzoátegui	787.148.066					787.148.066
	- E5300 Estado Apure	616.782.684					616.782.684
	- E5400 Estado Aragua	1.897.672.001					1.897.672.001
	- E5600 Estado Bolívar	870.308.839					870.308.839
	- E5700 Estado Carabobo	1.373.911.096					1.373.911.096
	- E6000 Estado Falcón	705.295.595					705.295.595
	- E6200 Estado Lara	959.810.590					959.810.590
	- E6300 Estado Mérida	688.769.316					688.769.316
	- E6500 Estado Monagas	731.309.316					731.309.316
	- E6600 Estado Nueva Esparta	419.811.604					419.811.604
	- E6800 Estado Sucre	900.522.579					900.522.579
	- E6900 Estado Táchira	1.411.968.413					1.411.968.413
	- E7000 Estado Trujillo	877.164.790					877.164.790
	- E7100 Estado Yaracuy	476.042.910					476.042.910
	- E7200 Estado Zulia	1.732.519.946					1.732.519.946

PROYECTO:	COD. N.E: COD. PPTO: 549999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	bolivar
CANTIDAD:	Fem.() Mas.() Total(12.686.652.266)
ASIGNACIÓN PRESUPUESTARIA:	12.686.652.266
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Asegurar la salud de la población desde la perspectiva de prevención y promoción de la calidad de vida, teniendo en cuenta los grupos sociales vulnerables, etarios, etnias, género, estratos y territorio sociales.
OBJETIVOS ESPECÍFICOS:	Transferir a los entes descentralizados los recursos para financiar la ejecución de proyectos
RESULTADO:	12.686.652.266

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	12.686.652.266					12.686.652.266
	TOTAL	**12.686.652.266**					**12.686.652.266**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	12.686.652.266					12.686.652.266
4.07.01.00.00	Transferencias y donaciones corrientes internas	12.686.652.266					12.686.652.266
4.07.01.03.00	Transferencias corrientes internas al sector público	12.686.652.266					12.686.652.266
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	12.108.595.068					12.108.595.068
	- A0025 Instituto Autónomo Hospital Universitario de Caracas (HUC)	3.140.788.182					3.140.788.182
	- A0061 Instituto Nacional de Higiene "Rafael Rangel" (INHRR)	306.229.135					306.229.135
	- A0119 Servicio Autónomo Servicio de Elaboraciones Farmacéuticas (SEFAR)	309.016.672					309.016.672
	- A0153 Servicio Autónomo Hospital Universitario de Maracaibo (SAHUM)	1.871.943.276					1.871.943.276
	- A0181 Servicio Autónomo Instituto de Biomedicina Dr. Jacinto Convit	35.041.622					35.041.622
	- A0445 Fundación Hospital Cardiológico Infantil Latinoamericano "Dr. Gilberto Rodríguez Ochoa"	136.997.647					136.997.647
	- A0446 Fundación Misión Barrio Adentro	5.769.776.677					5.769.776.677
	- A0457 Fundación de Edificaciones y Equipamiento Hospitalario (FUNDEEH)	200.941.748					200.941.748
	- A0557 Fundación Venezolana de Donaciones y Trasplantes de Órganos, Tejidos y Células (FUNDAVENE)	86.643.884					86.643.884
	- A0818 Sociedad Civil para el Control de Enfermedades Endémicas y Asistencia al Indígena, Estado Bolívar (CENASAI BOLÍVAR)	11.649.532					11.649.532
	- A0907 Servicio Autónomo Instituto de Altos Estudios "Dr. Arnoldo Gabaldón"	217.824.733					217.824.733
	- A0957 Servicio Autónomo Centro Amazónico de Investigación y Control de Enfermedades Tropicales - Simón Bolívar (CAICET)	8.145.760					8.145.760
	- A0991 Servicio Autónomo de Contraloría Sanitaria (SACS)	13.596.200					13.596.200
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	578.057.198					578.057.198
	- A0560 Empresa Socialista para la Producción de Medicamentos Biológicos, C.A. (ESPROMED BIO)	381.638.840					381.638.840
	- A0572 Productos Farmacéuticos para el Vivir Viviendo, C.A. (PROFARMACOS, C.A.)	196.418.358					196.418.358

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	27.715.523.615					27.715.523.615
4.03	Servicios no personales	105.770.744					105.770.744
	TOTAL	27.821.294.359					27.821.294.359

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancias	1.351.526.093					1.351.526.093
4.03	Servicios no personales	832.442.562					832.442.562
4.04	Activos reales	66.505.351					66.505.351
4.07	Transferencias y donaciones	10.085.476.267					10.085.476.267
4.11	Disminución de pasivos	728.963.084					728.963.084
	TOTAL	13.064.913.357					13.064.913.357

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	10.053.478.303					10.053.478.303
4.07.01.00.00	Transferencias y donaciones corrientes internas	10.053.478.303					10.053.478.303
4.07.01.03.00	Transferencias corrientes internas al sector público	10.053.478.303					10.053.478.303
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.385.487.747					5.385.487.747
	- A0025 Instituto Autónomo Hospital Universitario de Caracas (HUC)	982.870.894					982.870.894
	- A0061 Instituto Nacional de Higiene "Rafael Rangel" (INHRR)	123.668.978					123.668.978
	- A0093 Universidad Central de Venezuela (UCV)	577.100					577.100
	- A0119 Servicio Autónomo Servicio de Elaboraciones Farmacéuticas (SEFAR)	88.886.005					88.886.005
	- A0153 Servicio Autónomo Hospital Universitario de Maracaibo (SAHUM)	585.404.842					585.404.842
	- A0181 Servicio Autónomo Instituto de Biomedicina Dr. Jacinto Convit	24.799.917					24.799.917
	- A0445 Fundación Hospital Cardiológico Infantil Latinoamericano "Dr. Gilberto Rodríguez Ochoa"	64.249.610					64.249.610
	- A0446 Fundación Misión Barrio Adentro	3.086.445.231					3.086.445.231
	- A0457 Fundación de Edificaciones y Equipamiento Hospitalario (FUNDEEH)	196.165.737					196.165.737
	- A0557 Fundación Venezolana de Donaciones y Trasplantes de Órganos, Tejidos y Células (FUNDAVENE)	34.242.828					34.242.828
	- A0818 Sociedad Civil para el Control de Enfermedades Endémicas y Asistencia al Indígena, Estado Bolívar (CENASAI BOLÍVAR)	4.604.052					4.604.052
	- A0907 Servicio Autónomo Instituto de Altos Estudios "Dr. Arnoldo Gabaldón"	127.322.867					127.322.867
	- A0957 Servicio Autónomo Centro Amazónico de Investigación y Control de Enfermedades Tropicales - Simón Bolívar (CAICET)	641.138					641.138
	- A0991 Servicio Autónomo de Contraloría Sanitaria (SACS)	65.608.548					65.608.548
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	207.326.865					207.326.865
	- A0560 Empresa Socialista para la Producción de Medicamentos Biológicos, C.A. (ESPROMED BIO)	150.828.802					150.828.802
	- A0572 Productos Farmacéuticos para el Vivir Viviendo, C.A. (PROFARMACOS, C.A.)	56.498.063					56.498.063

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.01.03.10	Transferencias corrientes al Poder Estadal	4.449.669.589					4.449.669.589
	- E5200 Estado Anzoátegui	311.091.501					311.091.501
	- E5300 Estado Apure	243.761.089					243.761.089
	- E5400 Estado Aragua	487.742.480					487.742.480
	- E5600 Estado Bolívar	368.703.788					368.703.788
	- E5700 Estado Carabobo	256.768.706					256.768.706
	- E6000 Estado Falcón	194.099.213					194.099.213
	- E6200 Estado Lara	263.911.912					263.911.912
	- E6300 Estado Mérida	272.210.895					272.210.895
	- E6500 Estado Monagas	301.049.811					301.049.811
	- E6600 Estado Nueva Esparta	119.629.055					119.629.055
	- E6800 Estado Sucre	281.862.394					281.862.394
	- E6900 Estado Táchira	250.527.976					250.527.976
	- E7000 Estado Trujillo	432.967.857					432.967.857
	- E7100 Estado Yaracuy	160.255.284					160.255.284
	- E7200 Estado Zulia	505.087.628					505.087.628
4.07.01.03.11	Transferencias corrientes al Poder Municipal	10.994.102					10.994.102
	- E6419 Municipio Sucre	10.994.102					10.994.102

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	15.246.678					15.246.678
4.07.01.00.00	Transferencias y donaciones corrientes internas	15.246.678					15.246.678
4.07.01.01.00	Transferencias corrientes internas al sector privado	15.246.678					15.246.678
4.07.01.01.70	Subsidios educacionales al sector privado	200.000					200.000
	- S0374 Escuela de Salud Pública.	100.000					100.000
	- S1108 Fundación Sistema Nacional de Documentación e Información Biomédica (FUNDASINADIB).	100.000					100.000
4.07.01.01.73	Subsidios a instituciones benéficas privadas	14.826.678					14.826.678
	- S0059 Fundación Hogar San José de la Montaña.	100.000					100.000
	- S0138 Asociación Venezolana para una Educación Sexual Alternativa (AVESA)	268.000					268.000
	- S0217 Centro de Orientación Familiar (COSFAM).	50.000					50.000
	- S0485 Federación Venezolana de Instituciones de Ciegos (FEVIC).	60.000					60.000
	- S0506 Fundación Alzheimer de Venezuela.	104.878					104.878
	- S0672 Fundación Peter Alexander para Niños Autistas del Zulia (FUPANAZ)	103.800					103.800
	- S0735 Hogar Clínica San Rafael	1.000.000					1.000.000
	- S0747 Hogares Crea de Venezuela	50.000					50.000
	- S0959 Subsidios Eventuales Diversos	2.000.000					2.000.000
	- S1209 Fundación Centegrupo	120.000					120.000
	- S1552 Fundación Hospital de Especialidades Pediátricas Estado Zulia	10.000.000					10.000.000
	- S1553 Banco de Sillas de Ruedas BANDESIR - Estado Zulia	70.000					70.000
	- S1819 Fundación de Amigos del Niño con Cáncer - Zulia	700.000					700.000
	- S1823 SUMEDLARA - Suministros de Medicamentos - Quimioterapias - Niños y Adultos con Cáncer, Barquisimeto, Estado Lara	100.000					100.000
	- S1887 Fundación para el Transplante de Médula Osea S.C.	100.000					100.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.01.01.75	Subsidios a organismos laborales y gremiales	20.000					20.000
	- S0105 Asociación Nacional de Sanitaristas Jubilados y Pensionados del Ministerio de Sanidad y Asistencia Social (ANSAJ)	10.000					10.000
	- S1540 Asociación de Enfermeras (os) Jubilados y Pensionados de Venezuela (AENJUVE)	10.000					10.000
4.07.01.01.78	Subsidios científicos al sector privado	200.000					200.000
	- S1895 Fundación Huntington de Venezuela (Mal de San Vito)	200.000					200.000

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	4.937.652.588					4.937.652.588
	TOTAL	4.937.652.588					4.937.652.588

57

Ministerio del Poder Popular para las Comunas y los Movimientos Sociales

MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y LOS MOVIMIENTOS SOCIALES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Ministerio del Poder Popular para las Comunas y los Movimientos Sociales juega un papel importante en la articulación y conformación de la Comuna, como estrategia ofensiva revolucionaria para la liberación del país de la pobreza material y espiritual con la finalidad de fundar las bases de la participación cogestionaria y autogestionaria de los ciudadanos y ciudadanas y lograr el Estado Comunal encaminado hacia la Patria Nueva.

Por ello, en el marco de las "Líneas Generales del Plan de la Patria, Proyecto Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019" y del Plan Operativo Anual Nacional (POAN), el Ministerio del Poder Popular para las Comunas y los Movimientos Sociales como órgano rector de las políticas públicas relacionadas con la promoción y fortalecimiento de los mecanismos institucionales que privilegien la formación comunal, participación popular, economía comunal, comunas y movimientos sociales, orientado a fortalecer el Estado Socialista, participativo, transformador de las fuerzas sociales y sobre todo humanista, como formas de organización social expresada en autogobiernos y caracterizada por la cogestión, orientará sus esfuerzos en el ejercicio económico financiero 2016, hacia la implementación de políticas resultantes de la gestión de gobierno de calle, priorizando el contacto directo entre los miembros del Gabinete Ejecutivo, Gobernadores y Alcaldes Bolivarianos con las organizaciones comunales y los vecinos, con el fin de dar respuesta efectiva a los problemas de diversa índole que afectan al colectivo tales como salud, educación, vivienda, poder popular e inseguridad.

En este sentido, busca impulsar la participación de los sectores excluidos de la población venezolana en la actividad productiva a nivel nacional, apuntalando de esta manera la conformación del Estado socialista y participativo que procura la construcción de una sociedad justa y equitativa, mediante la articulación entre las organizaciones comunales, capaces de satisfacer las necesidades locales de la población con el apoyo del Estado Socialista, llevando a cabo los siguientes proyectos:

- Fortalecer la plataforma tecnológica del Ministerio del Poder Popular para las Comunas y los Movimientos Sociales.
- Consolidación de las diferentes formas y expresiones de organización del Poder Popular 2016.
- Impulso a las asociaciones cooperativas para el fortalecimiento del Sistema Económico Comunal.
- Formación de Voceros(as) y Servidores(as) Públicos para el Fortalecimiento de la Organización y del Autogobierno Comunal.
- Consolidar las instancias de autogobierno comunal, en cuanto a su desarrollo y funcionamiento, mediante la aplicación de herramientas técnicas y metodológicas.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
					Género		Ingresos Ordinarios	Ingresos Extraordinarios				
N.E.	Ppto.		Unidad de Medida	Cant.	Fem.	Masc.		Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
128546	570093000	Fortalecer la Plataforma Tecnológica del Ministerio del Poder Popular para las Comunas y los Movimientos Sociales.	Plataforma tecnológica	2			32.532.149					32.532.149
128755	570094000	Consolidación de las diferentes formas y expresiones de organización del Poder Popular 2016.	instancia del poder popular	16.189			73.197.336					73.197.336
128695	570095000	Impulso a las asociaciones cooperativas para el fortalecimiento del Sistema Económico Comunal	cooperativa	30.140			16.244.079					16.244.079
128692	570096000	Formación de Voceros(as) y Servidores(as) Públicos para el Fortalecimiento de la Organización y del Autogobierno Comunal	persona	75.000			75.908.348					75.908.348
128877	570097000	Consolidar las instancias de autogobierno comunal, en cuanto a su desarrollo y funcionamiento, mediante la aplicación de herramientas técnicas y metodológicas.	comuna(s)	300			73.197.336					73.197.336
	579999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	bolivar	724.913.379			724.913.379					724.913.379
TOTAL							995.992.627					995.992.627

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
570001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	1.541.150.032					1.541.150.032
570002000	Gestión administrativa	2.877.706.192					2.877.706.192
570003000	Previsión y Protección Social	607.245.975					607.245.975
TOTAL		5.026.102.199					5.026.102.199

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**715**	**858**		**1.573**	**158.499.376**	**11.123.969**	**169.623.345**
Altos Funcionarios y de Elección Popular	1			1	89.064	25.041	114.105
Alto Nivel y de Dirección	2	2		4	356.241	449.577	805.818
Directivo	22	34		56	4.987.374	1.090.330	6.077.704
Profesional y Técnico	382	297		679	69.722.304	4.087.951	73.810.255
Personal Administrativo	68	24		92	9.091.015	531.867	9.622.882
Obrero	240	501		741	74.253.378	4.939.203	79.192.581
Personal Contratado	**989**	**842**		**1.831**	**174.757.663**		**174.757.663**
Profesional y Técnico	831	613		1.444	128.975.270		128.975.270
Personal Administrativo	158	229		387	45.782.393		45.782.393
TOTAL	**1.704**	**1.700**		**3.404**	**333.257.039**	**11.123.969**	**344.381.008**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**648**	**191**	**839**	**152.763.681**
Empleados	507	151	658	119.807.512
Obreros	141	40	181	32.956.169
Jubilados	**2.024**	**858**	**2.882**	**454.482.294**
Empleados	1.168	472	1.640	258.622.818
Obreros	856	386	1.242	195.859.476
TOTAL	**2.672**	**1.049**	**3.721**	**607.245.975**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.462.741.894					1.462.741.894
4.02	Materiales, suministros y mercancías	399.350.566					399.350.566
4.03	Servicios no personales	691.700.010					691.700.010
4.04	Activos reales	29.055.983					29.055.983
4.07	Transferencias y donaciones	3.429.246.373					3.429.246.373
4.11	Disminución de pasivos	10.000.000					10.000.000
	TOTAL	**6.022.094.826**					**6.022.094.826**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.793.016.648					2.793.016.648
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.793.016.648					2.793.016.648
4.07.01.03.00	Transferencias corrientes internas al sector público	2.793.016.648					2.793.016.648
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.367.178.292					2.367.178.292
	- A0305 Fundación "Centro de Estudios Biológicos sobre Crecimiento y Desarrollo de la Población Venezolana" (FUNDACREDESA)	103.103.597					103.103.597
	- A0326 Fundación para el Desarrollo y Promoción del Poder Comunal (FUNDACOMUNAL)	1.994.074.695					1.994.074.695
	- A0953 Servicio Fondo Nacional del Poder Popular (SAFONAPP)	270.000.000					270.000.000
4.07.01.03.08	Transferencias corrientes a entes descentralizados financieros bancarios	140.000.000					140.000.000
	- A0717 Banco del Pueblo Soberano, C.A.	140.000.000					140.000.000
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios	285.838.356					285.838.356
	- A0842 Fondo de Desarrollo Microfinanciero (FONDEMI)	285.838.356					285.838.356

PROYECTO:	COD. N.E: 128546 COD. PPTO: 570093000 Fortalecer la Plataforma Tecnológica del Ministerio del Poder Popular para las Comunas y los Movimientos Sociales.
UNIDAD DE MEDIDA:	Plataforma tecnológica
CANTIDAD:	Fem.() Mas.() Total(2)
ASIGNACIÓN PRESUPUESTARIA:	32.532.149
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Actualizar la Plataforma Tecnológica del Ministerio, con el fin de garantizar la disponibilidad óptima de los servicios prestados.
OBJETIVOS ESPECÍFICOS:	Fortalecer la Plataforma Tecnológica del Ministerio, a través de la consolidación de una infraestructura tecnológica a prueba de fallos, capaz de responder de manera óptima ante posibles contingencias; además de proveer de herramientas tecnológicas idóneas para aumentar la eficiencia en la gestión de la información.
RESULTADO:	Plataformas tecnológicas con tecnología de punta

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	946.450					946.450
4.03	Servicios no personales	6.575.551					6.575.551
4.04	Activos reales	25.010.148					25.010.148
	TOTAL	32.532.149					32.532.149

PROYECTO:	COD. N.E: 128755 COD. PPTO: 570094000 Consolidación de las diferentes formas y expresiones de organización del Poder Popular 2016.
UNIDAD DE MEDIDA:	instancia del poder popular
CANTIDAD:	Fem.() Mas.() Total(16.189)
ASIGNACIÓN PRESUPUESTARIA:	73.197.336
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Facilitar estrategias participativas y organizativas, dirigidas a las Instancias del Poder Popular y otras Organizaciones Sociales, mediante la orientación político-técnica y metodológica.
OBJETIVOS ESPECÍFICOS:	Consolidar la gestión de las diferentes formas de organización y expresiones del poder popular para mejorar los niveles de participación y organización
RESULTADO:	16.189 Instancias del Poder Popular y Organizaciones Sociales debidamente registrados en el Sistema Integral del Poder Popular (SIPP)

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	35.998.668					35.998.668
4.03	Servicios no personales	37.198.668					37.198.668
	TOTAL	**73.197.336**					**73.197.336**

PROYECTO:	COD. N.E: 128695 COD. PPTO: 570095000 Impulso a las asociaciones cooperativas para el fortalecimiento del Sistema Económico Comunal
UNIDAD DE MEDIDA:	cooperativa
CANTIDAD:	Fem.() Mas.() Total(30.140)
ASIGNACIÓN PRESUPUESTARIA:	16.244.079
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Coordinar y hacer seguimiento a la ejecución de políticas, proyectos y programas dirigidos al acompañamiento y articulación con las diferentes formas de asociación comunitaria para el trabajo, el ahorro y el consumo bajo el régimen de propiedad colectiva y dirigidos a la satisfacción de las necesidades sociales de las comunidades y al desarrollo del nuevo modelo socio productivo.
OBJETIVOS ESPECÍFICOS:	Impulsar a las asociaciones cooperativas, mediante la implementación de acciones dirigidas a su acompañamiento integral y transferencia de recursos financieros y no financieros, a fin de lograr la integración activa de dichas organizaciones en el Sistema Económico Comunal y en el desarrollo socio productivo del país
RESULTADO:	Asociaciones cooperativas fortalecidas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	6.398.645					6.398.645
4.03	Servicios no personales	5.345.434					5.345.434
4.07	Transferencias y donaciones	4.500.000					4.500.000
	TOTAL	**16.244.079**					**16.244.079**

PROYECTO:	COD. N.E: 128692 COD. PPTO: 570096000 Formación de Voceros(as) y Servidores(as) Públicos para el Fortalecimiento de la Organización y del Autogobierno Comunal
UNIDAD DE MEDIDA:	persona
CANTIDAD:	Fem.() Mas.() Total(75.000)
ASIGNACIÓN PRESUPUESTARIA:	75.908.348
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Desarrollar el Sistema de Formación Comunal y de los Movimientos sociales con las Instancias del Poder Popular que promueva y potencie los saberes comunales con el fin de Fortalecer las Organizaciones Comunitarias e Impulsar el Autogobierno Comunal.
OBJETIVOS ESPECÍFICOS:	Formar a voceros y voceras de consejos comunales y comunas y servidores públicos que acompañan al Poder Popular en los programas de formación promovidos por el Ministerio del Poder Popular para las Comunas y los Movimientos Sociales bajo las modalidades de formación presencial y virtual, para el fortalecimiento de la gestión y el ejercicio del autogobierno comunal.
RESULTADO:	Formación de 75.000 Voceros y voceras de consejos comunales y comunas y servidores públicos que acompañan al Poder Popular en los programas de formación promovidos por el Ministerio del Poder Popular para las Comunas y los Movimientos Sociales para el fortalecimiento de la gestión y el ejercicio del Autogobierno Comunal.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	31.050.159					31.050.159
4.03	Servicios no personales	41.858.189					41.858.189
4.07	Transferencias y donaciones	3.000.000					3.000.000
	TOTAL	75.908.348					75.908.348

PROYECTO:	COD. N.E: 128877 COD. PPTO: 570097000 Consolidar las instancias de autogobierno comunal, en cuanto a su desarrollo y funcionamiento, mediante la aplicación de herramientas técnicas y metodológicas.
UNIDAD DE MEDIDA:	comuna(s)
CANTIDAD:	Fem.() Mas.() Total(300)
ASIGNACIÓN PRESUPUESTARIA:	73.197.336
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Impulsar las directrices, estrategias y politicas de promoción y consolidación de las Comunas y Movimientos Sociales, como forma de organización, a través de herramientas de democratización social y política que coadyuven a la construcción del Estado Comunal, para el logro de los cinco Objetivos Históricos, establecidos en las "Líneas Generales del Plan de la Patria, Proyecto Simón Bolivar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019".
OBJETIVOS ESPECÍFICOS:	Consolidar las instancias de autogobierno comunal y sus sistemas de agregación, a través del apoyo técnico y metodológico para su óptimo funcionamiento.
RESULTADO:	Comunas consolidadas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	29.128.798					29.128.798
4.03	Servicios no personales	43.015.838					43.015.838
4.04	Activos reales	1.052.700					1.052.700
	TOTAL	**73.197.336**					**73.197.336**

PROYECTO:	COD. N.E: COD. PPTO: 579999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	bolivar
CANTIDAD:	Fem.() Mas.() Total(724.913.379)
ASIGNACIÓN PRESUPUESTARIA:	724.913.379
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar los Recursos Financieros para Asegurar la Ejecución de los Proyectos
OBJETIVOS ESPECÍFICOS:	Transferir a los Entes los Recursos Financieros para la Ejecución de los Proyectos
RESULTADO:	724.913.379

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	724.913.379					724.913.379
	TOTAL	**724.913.379**					**724.913.379**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	724.913.379					724.913.379
4.07.01.00.00	Transferencias y donaciones corrientes internas	724.913.379					724.913.379
4.07.01.03.00	Transferencias corrientes internas al sector público	724.913.379					724.913.379
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	537.471.109					537.471.109
	- A0305 Fundación "Centro de Estudios Biológicos sobre Crecimiento y Desarrollo de la Población Venezolana" (FUNDACREDESA)	21.989.998					21.989.998
	- A0326 Fundación para el Desarrollo y Promoción del Poder Comunal (FUNDACOMUNAL)	515.481.111					515.481.111
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios	187.442.270					187.442.270
	- A0842 Fondo de Desarrollo Microfinanciero (FONDEMI)	187.442.270					187.442.270

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.462.741.894					1.462.741.894
4.03	Servicios no personales	78.408.138					78.408.138
	TOTAL	1.541.150.032					1.541.150.032

ACCIÓN CENTRALIZADA: Gestión administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	295.827.846					295.827.846
4.03	Servicios no personales	479.298.192					479.298.192
4.04	Activos reales	2.993.135					2.993.135
4.07	Transferencias y donaciones	2.089.587.019					2.089.587.019
4.11	Disminución de pasivos	10.000.000					10.000.000
	TOTAL	2.877.706.192					2.877.706.192

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.068.103.269					2.068.103.269
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.068.103.269					2.068.103.269
4.07.01.03.00	Transferencias corrientes internas al sector público	2.068.103.269					2.068.103.269
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.829.707.183					1.829.707.183
	- A0305 Fundación "Centro de Estudios Biológicos sobre Crecimiento y Desarrollo de la Población Venezolana" (FUNDACREDESA)	81.113.599					81.113.599
	- A0326 Fundación para el Desarrollo y Promoción del Poder Comunal (FUNDACOMUNAL)	1.478.593.584					1.478.593.584
	- A0953 Servicio Fondo Nacional del Poder Popular (SAFONAPP)	270.000.000					270.000.000
4.07.01.03.08	Transferencias corrientes a entes descentralizados financieros bancarios	140.000.000					140.000.000
	- A0717 Banco del Pueblo Soberano, C.A.	140.000.000					140.000.000
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios	98.396.086					98.396.086
	- A0842 Fondo de Desarrollo Microfinanciero (FONDEMI)	98.396.086					98.396.086

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	607.245.975					607.245.975
	TOTAL	607.245.975					607.245.975

58

Ministerio del Poder Popular para la Mujer y la Igualdad de Género

MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Para el ejercicio económico financiero 2016 el Ministerio del Poder Popular para la Mujer y la Igualdad de Género continuará su compromiso con la incorporación de las mujeres en el sector productivo nacional, la organización social comunitaria, la reorganización de los procedimientos para el otorgamiento de créditos, la incorporación de nuevas mujeres a la nómina de la Fundación Misión Madres del Barrio y el trabajo mancomunado entre éste y el Banco de Desarrollo de la Mujer. Además, se realizarán actividades relativas a la capacitación socio productivas, y la defensa de sus derechos a través del Instituto Nacional de la Mujer (Inamujer) y así impulsar formas organizativas de autogestión, que potencien la incorporación efectiva de las mujeres en la economía productiva, como forma de apoyar el desarrollo de la propiedad social como motor del Socialismo.

Para ello, el Ministerio del Poder Popular para la Mujer y la Igualdad de Género llevará a cabo los siguientes proyectos:

- **Seguimiento y Promoción de la Protección Integral de los Derechos Humanos de las Mujeres**: El cual impulsa el empoderamiento de las mujeres promoviendo el conocimiento, la difusión y el ejercicio de sus derechos humanos. La ejecución incluye la realización de diagnósticos para conocer en poblaciones específicas, las situaciones que privan el ejercicio de los derechos; y acciones de promoción de contraloría social para la garantía de la protección de los derechos de las mujeres. Con ello, se aspira aumentar el número de mujeres que conocen y ejercen sus derechos, y el número de instituciones del Estado que instrumentalizan políticas de inclusión de mujeres en sus respectivos programas; Así mismo se realizarán articulaciones con los órganos y entes competentes para la incorporación en los ámbitos institucionales de los lineamientos de políticas orientadas a la atención, prevención y erradicación de la violencia contra las mujeres; y la protección de sus derechos sexuales y reproductivos para beneficiar a 355.000 personas.

- **Transversalización de la Perspectiva de Género en las Políticas Públicas del Estado para el Fortalecimiento del Poder Popular:** Tiene como objetivo atender a 30.000 personas, con el fin de promover la descolonización y la erradicación de prácticas y formas de relacionamiento propias del Patriarcado, contribuyendo a la consolidación del socialismo feminista en la República Bolivariana de Venezuela en el año 2016, su ejecución incluye la elaboración de estrategias organizativas y formativas con enfoque de género, feminismo y derechos humanos, que permitan modificar las inequidades basadas en género, la formación y organización de mujeres, hombres y personas sexo diversas, y la articulación interinstitucional para la transversalización en las políticas, planes, programas y proyectos que impulse la participación protagónica y paritaria de las mujeres y las personas sexo diversas.

- **Inclusión de las mujeres en situación de vulnerabilidad al sistema económico bajo un modelo comunal, humanista y solidario:** Tiene por objetivo contribuir a la disminución de la tasa de población de mujeres jefas de hogar en condición de pobreza, mediante la incorporación de 12.000 mujeres con enfoque de género al sistema de trabajo productivo.

Adicionalmente, se financiarán los proyectos de los Entes Adscritos al Ministerio del Poder Popular para la Mujer y la Igualdad de Género: "Instituto Nacional de la Mujer (Inamujer)", "Banco de Desarrollo de la Mujer, C.A" (Banmujer) y Fundación Misión Madres del Barrio "Josefa Joaquina Sánchez". Vale destacar que La Fundación Misión Madres del Barrio "Josefa Joaquina Sánchez" recibirá recursos del Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno a través del Fondo Único de Misiones, por la cantidad de un mil novecientos nueve millones, cuatrocientos ochenta y ocho mil seiscientos sesenta y seis Bolívares con 00/100 (Bs. 1.909.488.666,00).

En función de las atribuciones conferidas al Ministerio del Poder Popular para la Mujer y la Igualdad de Género a través del Decreto de Creación N° 6.663, publicado en Gaceta Oficial de la República Bolivariana de Venezuela N° 39.156 de fecha 13 de abril de 2009, sus esfuerzos estarán destinados a:

- Formular, ejecutar y evaluar las políticas públicas que el Estado tenga a bien impulsar para el mejoramiento de las mujeres en las áreas de salud, educación, economía, cultura, recreación, formación, capacitación, participación política, vivienda y hábitat, ciencia, tecnología, empleo y seguridad social.

- Diseñar e instrumentar programas, planes y proyectos dirigidos al empoderamiento de las mujeres en materia jurídica, social, cultural, política, económica y recreativa, especialmente las afrodescendientes, indígenas, campesinas, pescadoras, obreras, mujeres con discapacidad, situación de calle, refugiadas, asiladas, privadas de libertad, amas de casa, niñas, adolescentes y adultas mayores.

- Diseñar y ejecutar políticas orientadas a la asignación de recursos financieros destinados a superar la situación de exclusión económica, discriminación, explotación y violencia a que están sometidas y/o expuestas las mujeres en Venezuela.

- Desarrollar, ejecutar y evaluar los programas comunicacionales, educativos, laborales, tecnológicos, deportivos y culturales orientados a la promoción, divulgación, difusión y defensa de los derechos de las mujeres, promoviendo su empoderamiento, con el fin de modificar los patrones socioculturales de conductas en hombres y mujeres, basados en estereotipos y prejuicios de género.

- Coordinar con la Cancillería de la República la discusión de acuerdos, convenios y tratados internacionales que guarden relación con los derechos de las mujeres, la igualdad y equidad de género y aquellos referidos a las interrelaciones humanas.

- Coordinar con el Ministerio del Poder Popular para la Salud la promoción e implementación de la salud y la calidad de vida para las mujeres, y con el Ministerio del Poder Popular para el Trabajo y Seguridad Social la creación de un sistema de seguridad social que garantice el acceso de las amas de casa al disfrute efectivo de ese derecho consagrado en la Constitución Nacional.

- Promover, coordinar y supervisar la creación y funcionamiento de los órganos y entes que le sean adscritos.

- Promover y garantizar la participación de las mujeres indígenas, en coordinación con el Ministerio del Poder Popular para los Pueblos Indígenas.

- Promover e impartir lineamientos para la creación y funcionamiento de los Institutos Estadales y Municipales de la Mujer.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
			Unidad de Medida	Cant.	Género		Ingresos Ordinarios	Ingresos Extraordinarios				
N.E.	Ppto.				Fem.	Masc.		Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
127674	580034000	Seguimiento y promoción de la protección integral de los derechos humanos de las mujeres.	coordinación	80			160.371.053					160.371.053
127719	580035000	Transversalización de la Perspectiva de Género en las Políticas Públicas del Estado para el Fortalecimiento del Poder Popular	participante	30.000			332.900.789					332.900.789
127773	580036000	Inclusión de las mujeres en situación de vulnerabilidad al sistema económico bajo un modelo comunal, humanista y solidario	persona	12.000			83.143.745					83.143.745
	589999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	bolívar	4.141.467.521			4.141.467.521					4.141.467.521
TOTAL							4.717.883.108					4.717.883.108

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
580001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	252.702.172					252.702.172
580002000	Gestión administrativa	904.843.520					904.843.520
580003000	Previsión y Protección Social	1.066.122					1.066.122
TOTAL		1.158.611.814					1.158.611.814

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**398**	**130**	**136**	**664**	**80.590.731**	**31.667.109**	**112.257.840**
Altos Funcionarios y de Elección Popular	1			1	115.778	57.360	173.138
Alto Nivel y de Dirección	3			3	347.334	162.000	509.334
Directivo	80	8	11	99	11.462.044	4.378.800	15.840.844
Profesional y Técnico	159	28	52	239	31.279.302	13.639.200	44.918.502
Personal Administrativo	110	15	71	196	22.329.649	8.954.409	31.284.058
Obrero	45	79	2	126	15.056.624	4.475.340	19.531.964
Personal Contratado	**76**	**12**		**88**	**9.192.504**		**9.192.504**
Profesional y Técnico	31	7		38	5.079.970		5.079.970
Personal Administrativo	45	5		50	4.112.534		4.112.534
TOTAL	**474**	**142**	**136**	**752**	**89.783.235**	**31.667.109**	**121.450.344**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**3**		**3**	**1.066.122**
Empleados	3		3	1.066.122
TOTAL	**3**		**3**	**1.066.122**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	511.555.188					511.555.188
4.02	Materiales, suministros y mercancías	109.724.263					109.724.263
4.03	Servicios no personales	295.896.922					295.896.922
4.04	Activos reales	30.423.303					30.423.303
4.05	Activos financieros	7.300.000					7.300.000
4.07	Transferencias y donaciones	4.919.391.585					4.919.391.585
4.11	Disminución de pasivos	2.203.661					2.203.661
	TOTAL	5.876.494.922					5.876.494.922

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.05.00.00.00	Activos financieros	7.300.000					7.300.000
4.05.01.00.00	Aportes en acciones y participaciones de capital	7.300.000					7.300.000
4.05.01.02.00	Aportes en acciones y participaciones de capital al sector público	7.300.000					7.300.000
4.05.01.02.05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios	7.300.000					7.300.000
	- A0718 Banco de Desarrollo de la Mujer, C.A. (BANMUJER)	7.300.000					7.300.000
4.07.00.00.00	Transferencias y donaciones	4.914.418.325					4.914.418.325
4.07.01.00.00	Transferencias y donaciones corrientes internas	4.914.418.325					4.914.418.325
4.07.01.03.00	Transferencias corrientes internas al sector público	4.914.418.325					4.914.418.325
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.742.620.461					4.742.620.461
	- A0456 Fundación Misión Madres del Barrio Josefa Joaquina Sánchez	3.802.465.171					3.802.465.171
	- A0936 Instituto Nacional de la Mujer (INAMUJER)	940.155.290					940.155.290
4.07.01.03.08	Transferencias corrientes a entes descentralizados financieros bancarios	171.797.864					171.797.864
	- A0718 Banco de Desarrollo de la Mujer, C.A. (BANMUJER)	171.797.864					171.797.864

PROYECTO:	COD. N.E: 127674 COD. PPTO: 580034000 Seguimiento y promoción de la protección integral de los derechos humanos de las mujeres.
UNIDAD DE MEDIDA:	coordinación
CANTIDAD:	Fem.() Mas.() Total(80)
ASIGNACIÓN PRESUPUESTARIA:	160.371.053
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Velar por la inclusión de todas las mujeres del territorio nacional, en todos los programas sociales: salud, vivienda, habitad, educación e investigación, alimentación, deporte, seguridad social y servicios penitenciarios.
OBJETIVOS ESPECÍFICOS:	Fortalecer el Sistema de Defensa de los Derechos de las Mujeres.
RESULTADO:	Articulaciones con los órganos y entes competentes para la incorporación, en los ámbitos institucionales de los lineamientos de políticas orientadas a la atención, prevención y erradicación de la violencia contra las mujeres; y la protección de sus derechos sexuales y reproductivos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	55.607.185					55.607.185
4.02	Materiales, suministros y mercancías	16.714.406					16.714.406
4.03	Servicios no personales	86.574.121					86.574.121
4.04	Activos reales	1.475.341					1.475.341
	TOTAL	160.371.053					160.371.053

PROYECTO:	COD. N.E: 127719 COD. PPTO: 580035000 Transversalización de la Perspectiva de Género en las Políticas Públicas del Estado para el Fortalecimiento del Poder Popular
UNIDAD DE MEDIDA:	participante
CANTIDAD:	Fem.() Mas.() Total(30.000)
ASIGNACIÓN PRESUPUESTARIA:	332.900.789
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Lograr la participación política protagónica y paritaria en condiciones de igualdad entre mujeres y hombres, en todos los ámbitos de la vida pública y en los cargos para la toma de decisiones.
OBJETIVOS ESPECÍFICOS:	Definir estrategias organizativas y formativas para la transversalización del enfoque de género, feminismo y derechos humanos en las políticas, planes y proyectos y fortalecimiento del poder popular.
RESULTADO:	Personas formadas y organizadas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	169.078.636					169.078.636
4.02	Materiales, suministros y mercancias	45.458.487					45.458.487
4.03	Servicios no personales	107.492.968					107.492.968
4.04	Activos reales	10.870.698					10.870.698
	TOTAL	**332.900.789**					**332.900.789**

PROYECTO:	COD. N.E: 127773 COD. PPTO: 580036000 Inclusión de las mujeres en situación de vulnerabilidad al sistema económico bajo un modelo comunal, humanista y solidario
UNIDAD DE MEDIDA:	persona
CANTIDAD:	Fem.() Mas.() Total(12.000)
ASIGNACIÓN PRESUPUESTARIA:	83.143.745
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Profundizar la participación de las mujeres en la construcción y consolidación del nuevo modelo económico productivo socialista.
OBJETIVOS ESPECÍFICOS:	Incorporar a las mujeres en situación de vulnerabilidad, ubicadas en comunidades priorizadas, vinculadas en las bases de misiones y nuevos urbanismos, al modelo socialista, mediante la ejecución de proyectos productivos.
RESULTADO:	Mujeres incorporadas a proyectos productivos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	51.111.891					51.111.891
4.02	Materiales, suministros y mercancías	9.093.376					9.093.376
4.03	Servicios no personales	21.819.498					21.819.498
4.04	Activos reales	1.118.980					1.118.980
	TOTAL	**83.143.745**					**83.143.745**

PROYECTO:	COD. N.E: COD. PPTO: 589999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	bolívar
CANTIDAD:	Fem.() Mas.() Total(4.141.467.521)
ASIGNACIÓN PRESUPUESTARIA:	4.141.467.521
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar los Recursos Financieros para Asegurar la Ejecución de los Proyectos
OBJETIVOS ESPECÍFICOS:	Transferir a los Entes los Recursos Financieros para la Ejecución de los Proyectos
RESULTADO:	4.141.467.521

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.05	Activos financieros	7.300.000					7.300.000
4.07	Transferencias y donaciones	4.134.167.521					4.134.167.521
	TOTAL	**4.141.467.521**					**4.141.467.521**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.05.00.00.00	Activos financieros	7.300.000					7.300.000
4.05.01.00.00	Aportes en acciones y participaciones de capital	7.300.000					7.300.000
4.05.01.02.00	Aportes en acciones y participaciones de capital al sector público	7.300.000					7.300.000
4.05.01.02.05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios	7.300.000					7.300.000
	- A0718 Banco de Desarrollo de la Mujer, C.A. (BANMUJER)	7.300.000					7.300.000
4.07.00.00.00	Transferencias y donaciones	4.134.167.521					4.134.167.521
4.07.01.00.00	Transferencias y donaciones corrientes internas	4.134.167.521					4.134.167.521
4.07.01.03.00	Transferencias corrientes internas al sector público	4.134.167.521					4.134.167.521
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.047.456.379					4.047.456.379
	- A0456 Fundación Misión Madres del Barrio Josefa Joaquina Sánchez	3.464.764.709					3.464.764.709
	- A0936 Instituto Nacional de la Mujer (INAMUJER)	582.691.670					582.691.670
4.07.01.03.08	Transferencias corrientes a entes descentralizados financieros bancarios	86.711.142					86.711.142
	- A0718 Banco de Desarrollo de la Mujer, C.A. (BANMUJER)	86.711.142					86.711.142

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	235.757.476					235.757.476
4.03	Servicios no personales	16.944.696					16.944.696
	TOTAL	252.702.172					252.702.172

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancias	38.457.994					38.457.994
4.03	Servicios no personales	63.065.639					63.065.639
4.04	Activos reales	16.958.284					16.958.284
4.07	Transferencias y donaciones	784.157.942					784.157.942
4.11	Disminución de pasivos	2.203.661					2.203.661
	TOTAL	904.843.520					904.843.520

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	780.250.804					780.250.804
4.07.01.00.00	Transferencias y donaciones corrientes internas	780.250.804					780.250.804
4.07.01.03.00	Transferencias corrientes internas al sector público	780.250.804					780.250.804
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	695.164.082					695.164.082
	- A0456 Fundación Misión Madres del Barrio Josefa Joaquina Sánchez	337.700.462					337.700.462
	- A0936 Instituto Nacional de la Mujer (INAMUJER)	357.463.620					357.463.620
4.07.01.03.08	Transferencias corrientes a entes descentralizados financieros bancarios	85.086.722					85.086.722
	- A0718 Banco de Desarrollo de la Mujer, C.A. (BANMUJER)	85.086.722					85.086.722

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	1.066.122					1.066.122
	TOTAL	1.066.122					1.066.122

59

Ministerio del Poder Popular para la Energía Eléctrica

MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Ministerio del Poder Popular para la Energía Eléctrica (Mppee), como Órgano Rector del Sistema y Servicio Eléctrico Nacional, en sintonía con los grandes objetivos históricos de las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", en concordancia con los lineamientos emanados de los órganos rectores en materia de planificación y finanzas, en aras de garantizar la prestación del servicio eléctrico a toda la población venezolana, desarrollara para el ejercicio económico financiero 2016, las siguientes competencias: planificación y el ordenamiento de las actividades, formulación de políticas, supervisión y fiscalización de la ejecución de los planes de inversión, coordinación del control de las operaciones, aprovechamiento y control de los medios de generación de energía eléctrica, análisis y fijación de tarifas del servicio de suministro de electricidad, entre otras. Estas acciones estarán destinadas a la prestación del servicio eléctrico, de conformidad con la premisas y principios establecidos en la Constitución de la República Bolivariana de Venezuela, Ley Orgánica del Sistema y Servicio Eléctrico (Losse), Ley de Uso Racional y Eficiente de la Energía, decretos y resoluciones relacionadas.

En ese orden de ideas y en aras de desarrollar los lineamientos impartidos por el gobierno nacional, se elaboró la Matriz de Líneas de Trabajo para el Sector Eléctrico – Año 2016, a través de la cual se puede observar la vinculación del Plan de la Patria 2013-2019 con el Plan de Desarrollo del Sistema Eléctrico Nacional 2013-2019, y los Planes Operativos del año 2016 del Ministerio del Poder Popular para la Energía Eléctrica y sus Entes Adscritos.

Es importante destacar, que a través de la ejecución de los proyectos del sector, se contribuirá con el cumplimiento de los siguientes Objetivos Históricos:

I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.

II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar la "mayor suma de seguridad social, mayor suma de estabilidad política y la mayor suma de felicidad" para nuestro pueblo.

III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en nuestra América.

Asimismo se destaca que el Plan Operativo Anual del Sector Eléctrico – Año 2016, se realizó tomando como referencia los siguientes objetivos:

- Fortalecer la inversión en proyectos para nuevas fuentes de generación y ampliación de la red de líneas de transmisión y distribución.
- Impulsar planes de mantenimiento preventivo y predictivo para el Servicio Eléctrico Nacional (SEN).
- Promover la participación entre comunidades, trabajadoras y trabajadores del servicio eléctrico, a través de redes sociales de articulación territorial en el campo educativo, socio-económico, político y técnico, de característica formal y permanente relativas a los procesos de planificación, ejecución y evaluación del Servicio Eléctrico Nacional para el fortalecimiento del Modelo de Gestión Socialista.
- Reforzar la coordinación con las carteras de Defensa y de Interior, Justicia y Paz, para intensificar el Plan de Seguridad y Defensa para el Sistema Eléctrico Nacional, a fin de corregir debilidades y prevenir acciones criminales externas e internas en las instalaciones eléctricas a nivel nacional.

- Potenciar los procesos de investigación científica y tecnológica en energía eléctrica, a través de la Fundación "Instituto para el Desarrollo Energético Luis Zambrano", para desarrollar dichas áreas y capacitar al talento humano y al personal de relevo, como factores claves para la sostenibilidad del Sistema Eléctrico Nacional.
- Reforzar la producción y suministro de bienes y servicios que sirvan de insumo a las actividades del Sistema Eléctrico Nacional, incluyendo la contratación, elaboración de proyectos o importación de bienes, a través de la Corporación Industrial para la Energía Eléctrica, (Corpoelec Industrial).
- Desarrollar actividades de formación, educación y sensibilización que fomenten un cambio sostenido de hábitos en los usuarios, hacia el uso racional y eficiente de la energía, que permita la reducción del consumo de energía eléctrica.
- Impulsar un cambio en la matriz de fuentes de generación de electricidad, favoreciendo el uso de energías limpias.

Bajo dichas premisas, el presupuesto de gastos de este Ministerio y sus Entes Adscritos para el Ejercicio Fiscal 2016, continuará orientado al fortalecimiento del Sistema y Servicio Eléctrico Nacional, con base a una gestión estratégica y administrativa bajo criterios de eficiencia, eficacia y transparencia, formulándose proyectos estratégicos y de apoyo que contribuirán al desarrollo sustentable de la Nación, considerando que el servicio eléctrico es uno de los elementos fundamentales en la mejora de la calidad de vida de las ciudadanas y ciudadanos.

Entre las acciones, proyectos y programas a desarrollar en el año 2016, destacan:

- Construcción de Subestaciones Encapsuladas en SF6 en la Zona Urbana de Maracaibo, cuyo objetivo es reforzar la red urbana de transmisión de la región occidente del estado Zulia, para atender la demanda actual de energía eléctrica en el casco urbano de la ciudad de Maracaibo.
- Fortalecimiento y Desarrollo Institucional de CORPOELEC, destinado a fortalecer institucionalmente a esta Corporación, a través del desarrollo de modelos gerenciales y administrativos que fomenten la sostenibilidad del Sistema Eléctrico Nacional (SEN).
- Rehabilitación de las Unidades 1 a 6 de la Casa de Máquinas 1 de la Central Hidroeléctrica Simón Bolívar (Guri), cuyo objetivo es extender la vida útil de esta importante central, asegurando que pueda continuar produciendo energía eléctrica a plena capacidad, así como disminuir los costos de operación y mantenimiento.
- Consolidación de los Sistemas de Transmisión en las Regiones Occidental y Oriental y Mejoras en las Redes de Distribución a Nivel Nacional, que planea culminar las obras de transmisión que se vienen desarrollando en los estados Lara, Zulia y Sucre, así como la adecuación de los sistemas de distribución a nivel nacional, a fin de aumentar la capacidad operativa, confiabilidad y calidad del servicio eléctrico.
- Suministro e Instalación de Cable Sublacustre a 400kv en el Lago de Maracaibo, el cual permitirá sustituir líneas aéreas del cruce del Lago de Maracaibo por cables sublacustres.
- Obras Nuevas Termozulia II, el cual permitirá el desarrollo de una planta de generación termoeléctrica bajo la configuración de Ciclo Combinado de 470 MW y el sistema de transmisión asociado a las subestaciones eléctricas y a las líneas de transmisión, para interconectar al sistema eléctrico de occidente a la Planta de generación de Ciclo Combinado Termozulia II.

- Expansión de los Valles del Tuy, proyecto que pretende ampliar y mejorar el uso de la red de transmisión y distribución de electricidad, mediante la implementación del Plan Robusto, que permite ampliar la capacidad de transmisión en las subestaciones San Carlos II 400/115 kV y Chivacoa.
- Mesas de energía, proyecto de alcance social que promueve la implantación de Comités de Energía que sean capaces, a través del autogobierno comunal, de gestionar, mantener y defender en su jurisdicción la prestación de los servicios de distribución de electricidad.
- Instalación de sistemas híbridos (eólicos-fotovoltaicos-diesel) en comunidades aisladas, indígenas y fronterizas, a través del cual se instalarán 49 sistemas híbridos (eólico-Fotovoltaico-diésel) y 891 sistemas fotovoltaicos, para la electrificación de comunidades rurales aisladas indígenas y fronterizas.
- Estudio de factibilidad para la construcción de pequeñas centrales hidroeléctricas, el cual prevé la construcción de 7 estaciones hidrométricas que permitan establecer la factibilidad de construcción de pequeñas centrales hidroeléctricas para siete comunidades del estado Mérida.
- Instalación de sistemas de energía renovables, el cual prevé garantizar el acceso al servicio eléctrico y mejorar la calidad de vida de comunidades rurales, indígenas y fronterizas, mediante la instalación de sistemas fotovoltaicos en viviendas y centros de interés comunitarios.
- Fabricación de vehículos aéreos no tripulados (Vant) para el Sistema Eléctrico Nacional, el cual prevé la fabricación e incorporación de una flota de vehículos aéreos no tripulados tipo multirrotores, en los procesos de inspección de las líneas aéreas de transmisión del Servicio Eléctrico Nacional.
- Consolidación de la Corporación Industrial para la Energía Eléctrica, que plantea como objetivo establecer la organización y el funcionamiento de Corpoelec Industrial, para impulsar la instalación de nuevas esquemas de producción social que apalanquen las actividades del Servicio Eléctrico Nacional.
- Programa de modernización y desarrollo aplicado al Sistema Eléctrico Nacional, el cual permitirá potenciar la investigación, el desarrollo y la innovación en los procesos de generación, transmisión, distribución, comercialización y despacho de carga, para garantizar la calidad y la mejora del servicio eléctrico.
- Articulación socioterritorial de las organizaciones del Poder Popular en las actividades del sistema y servicio eléctrico, el cual permitirá promover la participación de las organizaciones del poder popular con los trabajadores y trabajadoras del servicio eléctrico para el fortalecimiento del Modelo de Gestión Socialista.
- Actualización tecnológica de los despachos de carga del Centro Nacional de Despacho a nivel nacional, cuyo objetivo es adecuar las instalaciones y la plataforma tecnológica de los Despachos de carga del Centro Nacional de Despacho para asegurar el óptimo desempeño en las operaciones del SEN.

El presupuesto de Gastos del Ministerio asciende a la cantidad de Bs. 14.505.368.868, distribuidos de la siguiente forma:

- Corporación Eléctrica Nacional, S.A. (Corpoelec) Bs. 6.072.863.095, para ser destinados a la inversión en proyectos del área distribución, de los cuales Bs.4.420.864.923 se corresponden a proyectos contemplados en la Ley Especial de Endeudamiento Anual y Bs. 1.651.998.172 a ingresos ordinarios.

- Fundación para el Desarrollo del Servicio Eléctrico (Fundelec) se destinan Bs. 1.456.302.644, que serán transferidos para la ejecución de sus proyectos y gastos operativos.
- Fundación "Instituto para el Desarrollo Energético Luis Zambrano" (FIDELZ), corresponden Bs. 294.291.739, que se le transferirán para destinarlos a la ejecución de sus proyectos y gastos operativos.
- Corporación Industrial para la Energía Eléctrica, S.A., (Corpoelec Industrial) se asignan Bs. 100.000.000, para cubrir gastos operativos.
- El resto Bs. 6.581.911.390, se orientan a la ejecución de proyectos y gastos de funcionamiento del Ministerio.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos N.E.	Códigos Ppto.	Denominación	Meta Unidad de Medida	Meta Cant.	Género Fem.	Género Masc.	Ingresos Ordinarios	Ingresos Extraordinarios Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	Presupuesto 2016
128680	590146000	Articulación socioterritorial de las organizaciones del Poder Popular en las actividades del sistema y servicio eléctrico	Plan	2			16.223.066					16.223.066
128857	590147000	Adecuación de la planta física para el uso racional y eficiente de la energía eléctrica	Servicio	6			299.261.073					299.261.073
128764	590148000	Actualización tecnológica de los despachos de carga del Centro Nacional de Despacho a nivel nacional	Plan	1			217.928.980					217.928.980
128794	590149000	Desarrollo de sistemas y optimización de los activos de información del Ministerio del Poder Popular para la Energía Eléctrica	Sistema	3			66.231.066					66.231.066
128811	590150000	Expansión de la infraestructura tecnológica del Ministerio del Poder Popular para la Energía Eléctrica	Servicio	4			222.470.461					222.470.461
128852	590151000	Adecuación y mantenimiento de las instalaciones y bienes públicos del Ministerio del Poder Popular para la Energía Eléctrica	Servicio	80			874.592.699					874.592.699
	599999000	Aportes y transferencias para financiar los proyectos de los entes descentralizados	Bolivar	7.312.588.355			2.891.723.432	4.420.864.923				7.312.588.355
TOTAL							4.588.430.777	4.420.864.923				9.009.295.700

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
590001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	2.584.626.802					2.584.626.802
590002000	Gestión administrativa	2.878.723.106					2.878.723.106
590003000	Previsión y Protección Social	32.723.260					32.723.260
	TOTAL	5.496.073.168					5.496.073.168

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**351**	**463**	**315**	**1.129**	**155.722.118**	**25.092.042**	**180.814.160**
Altos Funcionarios y de Elección Popular		1		1	311.676		311.676
Alto Nivel y de Dirección		4		4	1.209.312		1.209.312
Directivo	53	60	34	147	65.515.670		65.515.670
Profesional y Técnico	187	174	245	606	54.236.544	14.190.854	68.427.398
Personal Administrativo	43	17	15	75	6.858.900	2.668.600	9.527.500
Obrero	68	207	21	296	27.590.016	8.232.588	35.822.604
Personal Contratado	**162**	**138**		**300**	**53.590.764**		**53.590.764**
Profesional y Técnico	119	114		233	45.148.764		45.148.764
Personal Administrativo	43	24		67	8.442.000		8.442.000
TOTAL	513	601	315	1.429	209.312.882	25.092.042	234.404.924

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**2**	**21**	**23**	**13.654.460**
Empleados	2	21	23	13.654.460
Jubilados	**18**	**24**	**42**	**19.068.800**
Altos Funcionarios y de Elección Popular		1	1	512.650
Empleados	18	23	41	18.556.150
TOTAL	**20**	**45**	**65**	**32.723.260**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	2.475.812.086					2.475.812.086
4.02	Materiales, suministros y mercancías	1.005.788.456					1.005.788.456
4.03	Servicios no personales	2.052.582.699					2.052.582.699
4.04	Activos reales	972.841.510					972.841.510
4.07	Transferencias y donaciones	3.557.479.194	4.420.864.923				7.978.344.117
4.11	Disminución de pasivos	20.000.000					20.000.000
	TOTAL	10.084.503.945	4.420.864.923				14.505.368.868

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	3.502.592.555	4.420.864.923				7.923.457.478
4.07.01.00.00	Transferencias y donaciones corrientes internas	3.502.592.555					3.502.592.555
4.07.01.03.00	Transferencias corrientes internas al sector público	3.502.592.555					3.502.592.555
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.750.594.383					1.750.594.383
	- A0292 Fundación "Instituto para el Desarrollo Energético Luis Zambrano"	294.291.739					294.291.739
	- A0364 Fundación para el Desarrollo del Servicio Eléctrico (FUNDELEC)	1.456.302.644					1.456.302.644
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.751.998.172					1.751.998.172
	- A0522 Corporación Industrial para la Energía Eléctrica, S.A. (Corpoelec Industrial)	100.000.000					100.000.000
	- A1291 Corporación Eléctrica Nacional, S.A. (CORPOELEC)	1.651.998.172					1.651.998.172
4.07.03.00.00	Transferencias y donaciones de capital internas		4.420.864.923				4.420.864.923
4.07.03.03.00	Transferencias de capital internas al sector público		4.420.864.923				4.420.864.923
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros		4.420.864.923				4.420.864.923
	- A1291 Corporación Eléctrica Nacional, S.A. (CORPOELEC)		4.420.864.923				4.420.864.923

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	3.000.000					3.000.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	3.000.000					3.000.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	3.000.000					3.000.000
4.07.01.01.73	Subsidios a instituciones benéficas privadas	3.000.000					3.000.000
	- S2288 Asociación Civil del Ministerio del Poder Popular para la Energía Eléctrica (ASOELEC)	3.000.000					3.000.000

PROYECTO:	COD. N.E: 128680 COD. PPTO: 590146000 Articulación socioterritorial de las organizaciones del Poder Popular en las actividades del sistema y servicio eléctrico
UNIDAD DE MEDIDA:	Plan
CANTIDAD:	Fem.(0) Mas.(0) Total(2)
ASIGNACIÓN PRESUPUESTARIA:	16.223.066
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar la "mayor suma de seguridad social, mayor suma de estabilidad política y la mayor suma de felicidad" para nuestro pueblo
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar la participación activa y protagónica de los ciudadanos y ciudadanas, comunidades organizadas en la formulación, adopción, seguimiento y evaluación de políticas, planes y proyectos en el sector eléctrico
OBJETIVOS ESPECÍFICOS:	Promover la participación de las organizaciones del poder popular con los trabajadores y trabajadoras del servicio eléctrico para el fortalecimiento del Modelo de Gestión Socialista
RESULTADO:	Planes socio-territoriales del Poder Popular con el Servicio Eléctrico Nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancias	7.199.071					7.199.071
4.03	Servicios no personales	9.023.995					9.023.995
	TOTAL	16.223.066					16.223.066

PROYECTO:	COD. N.E: 128857 COD. PPTO: 590147000 Adecuación de la planta física para el uso racional y eficiente de la energía eléctrica
UNIDAD DE MEDIDA:	Servicio
CANTIDAD:	Fem.(0) Mas.(0) Total(6)
ASIGNACIÓN PRESUPUESTARIA:	299.261.073
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio eléctrico / Realizar acciones orientadas a afianzar la cultura sobre el uso racional y eficiente de la energía
OBJETIVOS ESPECÍFICOS:	Convertir la torre sede del Ministerio del Poder Popular para la Energía Eléctrica como modelo a seguir en materia de eficiencia energética en la administración pública
RESULTADO:	Las instalaciones y bienes públicos del Ministerio del Poder Popular para la Energía Eléctrica en condiciones óptimas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.03	Servicios no personales	63.063.686					63.063.686
4.04	Activos reales	236.197.387					236.197.387
	TOTAL	**299.261.073**					**299.261.073**

PROYECTO:	COD. N.E: 128764 COD. PPTO: 590148000 Actualización tecnológica de los despachos de carga del Centro Nacional de Despacho a nivel nacional
UNIDAD DE MEDIDA:	Plan
CANTIDAD:	Fem.(0) Mas.(0) Total(1)
ASIGNACIÓN PRESUPUESTARIA:	217.928.980
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un pais potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Promover la eficiencia, calidad, continuidad y seguridad en la prestación del Servicio Eléctrico
OBJETIVOS ESPECÍFICOS:	Adecuar las instalaciones y la plataforma tecnológica de los despachos de carga del Centro Nacional de Despacho, para asegurar el óptimo desempeño en las operaciones del Sistema Eléctrico Nacional
RESULTADO:	Sistemas, equipos e infraestructura adecuados de los despachos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.03	Servicios no personales	97.470.548					97.470.548
4.04	Activos reales	120.458.432					120.458.432
	TOTAL	**217.928.980**					**217.928.980**

PROYECTO: COD. N.E: 128794 COD. PPTO: 590149000 Desarrollo de sistemas y optimización de los activos de información del Ministerio del Poder Popular para la Energía Eléctrica

UNIDAD DE MEDIDA: Sistema

CANTIDAD: Fem.(0) Mas.(0) Total(3)

ASIGNACIÓN PRESUPUESTARIA: 66.231.066

OBJETIVO HISTÓRICO: I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Promover el desarrollo científico y tecnológico e industrial del pais en materia de energia eléctrica

OBJETIVOS ESPECÍFICOS: Diseñar e implementar desarrollos tecnológicos para sistematizar procesos operativos, medulares y estratégicos con el fin de socializar y consolidar el manejo de la información

RESULTADO: 10 % de incremento de los procesos sistematizados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.03	Servicios no personales	46.005.114					46.005.114
4.04	Activos reales	20.225.952					20.225.952
	TOTAL	66.231.066					66.231.066

PROYECTO: COD. N.E: 128811 COD. PPTO: 590150000 Expansión de la infraestructura tecnológica del Ministerio del Poder Popular para la Energia Eléctrica

UNIDAD DE MEDIDA: Servicio

CANTIDAD: Fem.(0) Mas.(0) Total(4)

ASIGNACIÓN PRESUPUESTARIA: 222.470.461

OBJETIVO HISTÓRICO: I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Promover el desarrollo cientifico y tecnológico e industrial del pais en materia de energia eléctrica

OBJETIVOS ESPECÍFICOS: Expandir la infraestructura de la plataforma de tecnologia de información y comunicación del Ministerio del Poder Popular para la Energia Eléctrica, a través de la implementación de servicios de conectividad y plataformas de apoyo móviles a los usuarios, adquisición, actualización e instalación de equipos y formación de personal que permita la sostenibilidad de la creciente demanda de servicios de Tecnologia de la Información y Comunicación del ente rector del sector eléctrico

RESULTADO: Servicios satisfechos con la plataforma tecnológica fortalecida

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancias	65.245.436					65.245.436
4.03	Servicios no personales	55.603.549					55.603.549
4.04	Activos reales	101.621.476					101.621.476
	TOTAL	222.470.461					222.470.461

PROYECTO:	COD. N.E: 128852 COD. PPTO: 590151000 Adecuación y mantenimiento de las instalaciones y bienes públicos del Ministerio del Poder Popular para la Energía Eléctrica
UNIDAD DE MEDIDA:	Servicio
CANTIDAD:	Fem.(0) Mas.(0) Total(80)
ASIGNACIÓN PRESUPUESTARIA:	874.592.699
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio eléctrico
OBJETIVOS ESPECÍFICOS:	Establecer mecanismos y acciones que permitan adecuar y mantener las instalaciones y bienes públicos del Ministerio del Poder Popular para la Energía Eléctrica, asegurando su funcionamiento en condiciones óptimas
RESULTADO:	Las instalaciones y bienes públicos del Ministerio del Poder Popular para la Energía Eléctrica en condiciones óptimas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	139.311.862					139.311.862
4.03	Servicios no personales	240.942.574					240.942.574
4.04	Activos reales	494.338.263					494.338.263
	TOTAL	**874.592.699**					**874.592.699**

PROYECTO:	COD. N.E: COD. PPTO: 599999000 Aportes y transferencias para financiar los proyectos de los entes descentralizados
UNIDAD DE MEDIDA:	Bolivar
CANTIDAD:	Fem.(0) Mas.(0) Total(1)
ASIGNACIÓN PRESUPUESTARIA:	7.312.588.355
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar los recursos financieros para asegurar la ejecución de los proyectos
OBJETIVOS ESPECÍFICOS:	Transferir a los entes los recursos financieros para la ejecución de los proyectos
RESULTADO:	Recursos transferidos a los entes descentralizados para la ejecución de los proyectos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	2.891.723.432	4.420.864.923				7.312.588.355
	- 104395 Fortalecimiento y Desarrollo Institucional de CORPOELEC		404.556.590				404.556.590
	- 118948 Construcción de Subestaciones Encapsuladas en SF6 en la Zona Urbana de Maracaibo		363.298.835				363.298.835
	- 119158 Rehabilitación de las Unidades 1 a 6 de la Casa de Máquinas 1 de la Central Hidroeléctrica Simón Bolivar (Guri)		2.525.266.208				2.525.266.208
	- 123651 Consolidación de los Sistemas de Transmisión en las Regiones Occidental y Oriental y Mejoras en las Redes de Distribución a Nivel Nacional		359.143.290				359.143.290
	- 123655 Obras nuevas Termozulia II		138.600.000				138.600.000
	- 123657 Suministro e instalación de cable sublacustre a 400 kV en el Lago de Maracaibo		441.000.000				441.000.000
	- 123658 Expansión de los Valles de Tuy		189.000.000				189.000.000
	Resto de Fuentes de Financiamiento	2.891.723.432					2.891.723.432
	TOTAL	**2.891.723.432**	**4.420.864.923**				**7.312.588.355**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.891.723.432	4.420.864.923				7.312.588.355
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.891.723.432					2.891.723.432
4.07.01.03.00	Transferencias corrientes internas al sector público	2.891.723.432					2.891.723.432
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.239.725.260					1.239.725.260
	- A0292 Fundación "Instituto para el Desarrollo Energético Luis Zambrano"	178.836.244					178.836.244
	- A0364 Fundación para el Desarrollo del Servicio Eléctrico (FUNDELEC)	1.060.889.016					1.060.889.016
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.651.998.172					1.651.998.172
	- A1291 Corporación Eléctrica Nacional, S.A. (CORPOELEC)	1.651.998.172					1.651.998.172
4.07.03.00.00	Transferencias y donaciones de capital internas		4.420.864.923				4.420.864.923
4.07.03.03.00	Transferencias de capital internas al sector público		4.420.864.923				4.420.864.923
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros		4.420.864.923				4.420.864.923
	- A1291 Corporación Eléctrica Nacional, S.A. (CORPOELEC)		4.420.864.923				4.420.864.923

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	2.475.812.086					2.475.812.086
4.03	Servicios no personales	108.814.716					108.814.716
	TOTAL	2.584.626.802					2.584.626.802

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	794.032.087					794.032.087
4.03	Servicios no personales	1.431.658.517					1.431.658.517
4.07	Transferencias y donaciones	633.032.502					633.032.502
4.11	Disminución de pasivos	20.000.000					20.000.000
	TOTAL	2.878.723.106					2.878.723.106

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	610.869.123					610.869.123
4.07.01.00.00	Transferencias y donaciones corrientes internas	610.869.123					610.869.123
4.07.01.03.00	Transferencias corrientes internas al sector público	610.869.123					610.869.123
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	510.869.123					510.869.123
	- A0292 Fundación "Instituto para el Desarrollo Energético Luis Zambrano"	115.455.495					115.455.495
	- A0364 Fundación para el Desarrollo del Servicio Eléctrico (FUNDELEC)	395.413.628					395.413.628
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	100.000.000					100.000.000
	- A0522 Corporación Industrial para la Energía Eléctrica, S.A. (Corpoelec Industrial)	100.000.000					100.000.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	3.000.000					3.000.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	3.000.000					3.000.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	3.000.000					3.000.000
4.07.01.01.73	Subsidios a instituciones benéficas privadas	3.000.000					3.000.000
	- S2288 Asociación Civil del Ministerio del Poder Popular para la Energía Eléctrica (ASOELEC)	3.000.000					3.000.000

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	32.723.260					32.723.260
	TOTAL	32.723.260					32.723.260

63

Consejo Federal de Gobierno

CONSEJO FEDERAL DE GOBIERNO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Consejo Federal de Gobierno (CFG) orienta su gestión hacia resultados sociales, en concordancia con los principios consagrados en la Constitución de la República Bolivariana de Venezuela y en las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019" y establece los lineamientos vinculantes a las entidades político territoriales, las organizaciones de base del Poder Popular, así como el estudio y la planificación de los Distritos Motores de Desarrollo, apoyando especialmente la dotación de obras y servicios esenciales en las regiones y comunidades de menor desarrollo relativo, mediante la transferencia de recursos financieros, a fin de obtener resultados en el sistema social y contribuir a la consolidación de un Estado democrático, social, de derecho y de justicia, cuya visión es transformarse en una organización eficiente y efectiva en el cumplimiento de sus obligaciones constitucionales y legales, soportadas por un recurso humano de excelencia en el uso intensivo de tecnologías de información y comunicación, con total orientación de servicio al Pueblo organizado.

El Consejo Federal de Gobierno orientará los recursos asignados al Fondo de Compensación Interterritorial (FCI), para el financiamiento de inversiones públicas que promuevan el desarrollo equilibrado de las regiones, la cooperación y complementación de las políticas e iniciativas de desarrollo de las distintas entidades públicas territoriales y la realización de obras y servicios esenciales en las regiones y comunidades de menor desarrollo relativo.

De igual manera, tiene previsto diseñar y consolidar un sistema integrado de Gestión de Proyectos para la administración pública, que permita coordinar y controlar las acciones del gobierno en materia de inversión financiera, otorgadas a los Estados, Municipios, Órganos y Entes Descentralizados, para fortalecer la capacidad institucional a través de la implementación del gobierno electrónico como política de estado, que posibilite una mejora sustantiva de la gestión interna y una interactuación con algunos órganos y entes de la administración pública nacional, para la promoción y establecimiento de procesos de contraloría social y de participación popular en la formulación y ejecución de proyectos, en aras de impulsar una administración más eficaz, eficiente y transparente.

Para el Ejercicio Económico Financiero 2016, se presenta el proyecto de presupuesto por la cantidad de: ciento cinco mil novecientos setenta y cinco millones doscientos treinta y ún mil cuatrocientos siete bolívares (Bs. 105.975.231.407), los cuales están conformados por las siguientes fuentes de financiamiento:

• Aporte del Ejecutivo Nacional	Bs. 279.255.850
• FCI- Impuesto al Valor Agregado (IVA)	Bs. 105.695.975.557
TOTAL	**Bs. 105.975.231.407**

POLÍTICA DE GASTOS

La distribución general del presupuesto de gastos totaliza la cantidad de ciento cinco mil novecientos setenta y cinco millones doscientos treinta y ún mil cuatrocientos siete bolívares (Bs. 105.975.231.407), distribuidos por partidas presupuestarias como se muestra a continuación:

• 4.01 Gastos de Personal	Bs. 9.586.215
• 4.03 Servicios no Personales	Bs. 7.750.372
• 4.07 Transferencias y Donaciones	Bs. 105.957.894.820
TOTAL	**Bs. 105.975.231.407**

POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ÓRGANO

El Consejo Federal de Gobierno tiene como objetivo para el año 2016, implantar un sistema de planificación participativa como estrategia para la articulación de los procesos de planificación de los distintos niveles territoriales, fortaleciendo los procesos de descentralización y transferencias de competencias hacia las instancias del Poder Popular, direccionando los recursos transferidos al Fondo de Compensación Interterritorial y la Autoridad Única del Distrito Motor de Desarrollo Ciudad Caribia, entes ejecutores.

Los objetivos que persigue el Consejo Federal de Gobierno, en el Ejercicio Económico Financiero 2016 se plasman en la consecución de los siguientes proyectos:

- Impulsar la creación del Sistema Integrado de Gestión de Proyectos para el Desarrollo Territorial.
- Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados (Fondo de Compensación Interterritorial y Autoridad Única del Distrito Motor de Desarrollo Ciudad Caribia)

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
					Género		Ingresos Ordinarios	Ingresos Extraordinarios				
N.E.	Ppto.		Unidad de Medida	Cant.	Fem.	Masc.		Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
129314	630023000	Impulsar la creación del Sistema integrado de Gestión de Proyectos para el desarrollo territorial.	sistema	1			6.422.797					6.422.797
	639999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	bolivar	105.720.762.369			105.720.762.369					105.720.762.369
TOTAL							105.727.185.166					105.727.185.166

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
630001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	9.913.790					9.913.790
630002000	Gestión administrativa	238.132.451					238.132.451
	TOTAL	248.046.241					248.046.241

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**8**	**8**		**16**	**1.554.384**		**1.554.384**
Alto Nivel y de Dirección		1		1	119.005		119.005
Personal Administrativo	8	7		15	1.435.379		1.435.379
Personal Contratado		**1**		**1**	**435.159**		**435.159**
Personal Administrativo		1		1	435.159		435.159
TOTAL	**8**	**9**		**17**	**1.989.543**		**1.989.543**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	9.586.215					9.586.215
4.03	Servicios no personales	7.750.372					7.750.372
4.07	Transferencias y donaciones	105.957.894.820					105.957.894.820
	TOTAL	**105.975.231.407**					**105.975.231.407**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	105.957.894.820					105.957.894.820
4.07.01.00.00	Transferencias y donaciones corrientes internas	261.919.263					261.919.263
4.07.01.03.00	Transferencias corrientes internas al sector público	261.919.263					261.919.263
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	261.919.263					261.919.263
	- A0249 Fondo de Compensación Interterritorial	217.307.210					217.307.210
	- A0553 Autoridad Única del Distrito Motor de Desarrollo Ciudad Caribia	44.612.053					44.612.053
4.07.03.00.00	Transferencias y donaciones de capital internas	105.695.975.557					105.695.975.557
4.07.03.03.00	Transferencias de capital internas al sector público	105.695.975.557					105.695.975.557
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	105.695.975.557					105.695.975.557
	- A0249 Fondo de Compensación Interterritorial	105.695.975.557					105.695.975.557

PROYECTO: COD. N.E: 129314 COD. PPTO: 630023000 Impulsar la Creación del Sistema Integrado de Gestión de Proyectos para el Desarrollo Territorial.

UNIDAD DE MEDIDA: sistema

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 6.422.797

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Diseñar y consolidar un sistema integrado de Gestión de Proyectos para la administración pública, que permita coordinar y controlar las acciones del gobierno en materia de inversión financiera otorgada a los Estados, Municipios, Órganos y Entes de la administración pública nacional y a las Organizaciones de Base del Poder Popular a nivel nacional.

OBJETIVOS ESPECÍFICOS: Fortalecer la capacidad institucional a través de la implementación del gobierno electrónico como política de estado, que posibilite una mejora sustantiva de la gestión interna y una interactuación con algunos órganos y entes de la administración pública nacional para la promoción y establecimiento de procesos de contraloria social y de participación popular en la formulación y ejecución de proyectos, en aras de impulsar una administración mucha más eficaz, eficiente y transparente.

RESULTADO: Consolidar un sistema de gestión de proyectos que integre la información de los financiamientos otorgados en las regiones con las políticas de desarrollo y ordenamiento territorial y permita reorientar la inversión del Consejo Federal de Gobierno.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.03	Servicios no personales	6.422.797					6.422.797
	TOTAL	6.422.797					6.422.797

PROYECTO:	COD. N.E: COD. PPTO: 639999000 Apórtes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	bolivar
CANTIDAD:	Fem.(0) Mas.(0) Total (105.720.762.369)
ASIGNACIÓN PRESUPUESTARIA:	105.720.762.369
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar los Recursos Financieros para Asegurar la Ejecución de los Proyectos
OBJETIVOS ESPECÍFICOS:	Transferir a los Entes los Recursos Financieros para la Ejecución de los Proyectos
RESULTADO:	Recursos transferidos a los Entes Descentralizados para la ejecución de los proyectos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	105.720.762.369					105.720.762.369
	TOTAL	**105.720.762.369**					**105.720.762.369**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	105.720.762.369					105.720.762.369
4.07.01.00.00	Transferencias y donaciones corrientes internas	24.786.812					24.786.812
4.07.01.03.00	Transferencias corrientes internas al sector público	24.786.812					24.786.812
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	24.786.812					24.786.812
	- A0553 Autoridad Única del Distrito Motor de Desarrollo Ciudad Caribia	24.786.812					24.786.812
4.07.03.00.00	Transferencias y donaciones de capital internas	105.695.975.557					105.695.975.557
4.07.03.03.00	Transferencias de capital internas al sector público	105.695.975.557					105.695.975.557
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	105.695.975.557					105.695.975.557
	- A0249 Fondo de Compensación Interterritorial	105.695.975.557					105.695.975.557

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	9.586.215					9.586.215
4.03	Servicios no personales	327.575					327.575
	TOTAL	9.913.790					9.913.790

ACCIÓN CENTRALIZADA: Gestión administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.03	Servicios no personales	1.000.000					1.000.000
4.07	Transferencias y donaciones	237.132.451					237.132.451
	TOTAL	238.132.451					238.132.451

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	237.132.451					237.132.451
4.07.01.00.00	Transferencias y donaciones corrientes internas	237.132.451					237.132.451
4.07.01.03.00	Transferencias corrientes internas al sector público	237.132.451					237.132.451
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	237.132.451					237.132.451
	- A0249 Fondo de Compensación Interterritorial	217.307.210					217.307.210
	- A0553 Autoridad Única del Distrito Motor de Desarrollo Ciudad Caribia	19.825.241					19.825.241

65

Ministerio del Poder Popular para el Servicio Penitenciario

MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Ministerio del Poder Popular para el Servicio Penitenciario (Mppsp) tiene como misión "Brindar un Sistema Penitenciario capaz de asegurar la transformación social de las personas incursas en él, dirigido fundamentalmente a garantizar los medios que le permitan adquirir conciencia de clase, así como su conversión en sujetos capaces de participar en la construcción de la sociedad socialista, mediante un conjunto de políticas dirigidas y coordinadas por este Ministerio, en consonancia con las "**Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013–2019**", y la visión de ser la Institución pública que logre la coordinación entre los Órganos del Poder Público corresponsables del sistema penitenciario, de manera que se garanticen los derechos constitucionales de ser juzgado en libertad a través de la aplicación de políticas eficientes, humanistas, socialistas y científicas.

Para el cumplimiento de su misión se propone con los recursos asignados para el ejercicio económico financiero 2016, llevar a cabo las premisas y líneas de acción que proporcionen el logro del objetivo principal del Mppsp, en aras de convertir cada establecimiento penitenciario y centro de atención, en espacios de máxima disciplina social con la implementación de los procesos formativos y trabajo productivo liberador como ejes del ciclo de transformación social conjuntamente con la aplicación del "régimen", proporcionando a la población privada de libertad, principios, valores, disciplina y ética socialista, donde los sujetos entiendan su necesidad, utilidad y obligatoriedad en la adquisición de la conciencia de clase y la plena vida en la colectividad, de la misma forma incentivar la participación popular, bajo la dirección del Gobierno Bolivariano, en el proceso de transformación hacia la mujer y el hombre nuevo en los principios de la democracia participativa y protagónica.

Las principales premisas son:

- Transformación social de las privadas y los privados de libertad.
- Combatir el retardo procesal revirtiendo los factores que afectan el debido proceso penal de los privados y privadas de libertad en condición de procesados(as) y penados(as).
- Reorientar el sistema de atención penitenciaria y pos penitenciaria, en coordinación con los principales entes estatales y sectores sociales, minimizando los efectos nocivos del encarcelamiento y facilitando los medios adecuados para procurar la transformación del individuo con la participación

de la familia en el desarrollo del proceso, para lograr la incorporación al seno de la sociedad socialista, de aquellos ciudadanos(as) privados(as) de libertad y en cumplimiento de fórmulas alternativas a la pena egresados del sistema penitenciario.

- Fortalecer la red social de apoyo a la revolución de las y los adolescentes que posibilite la integración familiar-social- popular garantizando los derechos de las y los adolescentes en conflicto con la Ley Penal, con el fin de lograr su transformación social.
- Continuidad a los proyectos de infraestructura penitenciaria y de estructuras especializadas para las y los adolescentes en conflicto con la ley penal, que garanticen la correcta atención de la población residente, tanto del sistema penitenciario, como del sistema de responsabilidad penal de las y los adolescentes.

Para llevar a cabo estas premisas se realizaran las siguientes acciones:

Transformación social y consolidación de la independencia personal:

- Potenciar la formación socio-política de los privados y privadas de libertad y darles participación protagónica para garantizar la continuidad y consolidación de la Revolución Bolivariana en el poder.
- Brindar atención afectiva e integral a las internas e internos en educación, cultura, deporte, salud, formación socio-productiva y de ciudadanía.
- Garantizar la atención efectiva e integral a los privados, privadas, las y los adolescentes en resguardo, al mismo tiempo de formarlos bajo la "disciplina consciente", sobre la nueva concepción de defensa integral, para garantizar la estabilidad política, la soberanía y la independencia.
- Brindar atención integral a las y los adolescentes que incurre en la comisión de hechos punibles y apoyarlos a través de una red comunal para la transformación social.

Derechos humanos y la geopolítica internacional:

- Reducir el retardo procesal en trabajo conjunto con los Órganos del Poder Público que constituyen el Sistema de Justicia.
- Velar por el cumplimiento cabal de los derechos humanos y tramitar las medidas cautelares para las procesadas y procesados oportunamente.
- Establecer una efectiva comunicación a fin de mostrar los avances de la transformación del sujeto en el nuevo sistema penitenciario.

Establecimientos penitenciarios y la construcción del socialismo:

- Continuar con los proyectos de ampliación, recuperación, dotación y construcción de las edificaciones penitenciaria.
- Garantizar el funcionamiento de los establecimientos penitenciarios, para brindar adecuadas condiciones de reclusión a las privadas y privados.
- Brindar seguridad integral a los privados y privadas de libertad, así como al personal custodio.
- Fortalecer y masificar la producción e instalar fábricas en los establecimientos penitenciarios, brindando conocimientos y contribuyendo con la soberanía alimentaria dentro de los establecimientos penitenciarios (Plan llegó la chamba).

Alternativas del cumplimiento de la pena y preservación de la vida:

- Implementar procesos de formación integral, para los destacamentarios, con régimen abierto y con libertad condicional, basado en el trabajo liberador, artístico y sociocultural, con una nueva orientación ética, moral y espiritual de la sociedad.
- Tramitar oportunamente los indultos y conmutación de la pena.
- Promover nuevas formas organizativas en los establecimientos de pernocta y en los Centros Residenciales Supervisado (CRS), que contribuyan a la vida en las comunas socialistas.

Apoyo Pospenitenciario y país potencia:

- Articular con instituciones del Estado la incorporación de los egresados a puestos de trabajo productivos.
- Crear empresas de propiedad social donde participen egresados del sistema penitenciario y sus familiares, las cuales deberán estar asociadas con las particularidades de cada región y con los proyectos estratégicos llevados a cabo en cada una de ellas.
- Impulsar la ejecución de la justicia aplicando el Habeas Data para desestigmatizar al egresado y otras medidas para el restablecimiento de la situación jurídica lesionada por error, retardo u omisión.

Así mismo, para el ejercicio económico financiero 2016, presenta en su estructura presupuestaria cuatro (04) Proyectos Priorizados y estarán orientados atender a la población privada de libertad, a las y los adolescentes en conflicto con la ley penal y sus familiares en aras de lograr la transformación social de la población, factor fundamental para la construcción de la nueva sociedad.

Dichos proyectos son:

- "Garantizar los derechos de las y los adolescentes en conflicto con la ley penal, con el fin de lograr su transformación social mediante el régimen disciplinario". Este proyecto está orientado a la aplicación del régimen disciplinario donde se involucran procesos formativos y de integración social y familiar a fin de garantizar el ciclo de transformación y lograr su incorporación a la sociedad.
- "Transformar socialmente a los privados y privadas de libertad para convertir los establecimientos penitenciarios en espacios de máxima disciplina social mediante la aplicación del Régimen". Este proyecto involucra procesos orientados a transformar al privado y privada de libertad mediante la aplicación del régimen penitenciario que involucra procesos formativos y de integración familiar y social.
- "Plan Cayapa, Coordinar la acción conjunta con los operadores de justicia para la atención jurídica permanente de los privados y privadas de libertad". Este proyecto está orientado a garantizar el debido proceso penal a los y las privadas de libertad, mediante la acción coordinada y conjunta del Ministerio con los operadores de justicia para de esta forma disminuir el retardo procesal y revertir los factores que afectan el debido proceso penal de los privados y privadas de libertad en condición de procesados (as) y penados (as).
- "Impulsar el sistema de atención penitenciaria y pos penitenciaria en coordinación con los principales entes estatales, familiares y poder popular a través de los planes llegó el Panita y llegó Maíta". Mediante este proyecto se conforma un sistema de atención penitenciaria y pos penitenciaria en coordinación con los principales entes estatales y sectores sociales y con la participación de la familia como eje integrador en el desarrollo del proceso de transformación del privado y privada de libertad con el objeto de minimizar los efectos nocivos del encarcelamiento y facilitando los medios adecuados para procurar la transformación del individuo y lograr la reincorporación al seno de la sociedad socialista de aquellos ciudadanos y ciudadanas privados y privadas de libertad, en cumplimiento de fórmulas alternativas a la pena y egresados del sistema penitenciario.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
					Género		Ingresos Ordinarios	Ingresos Extraordinarios				
N.E.	Ppto.		Unidad de Medida	Cant.	Fem.	Masc.		Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
128536	650050000	Plan Cayapa: Coordinar la acción conjunta con los operadores de justicia para la atención jurídica permanente de los privados (as) de libertad.	Atención	167.180			80.230.020					80.230.020
128556	650051000	Transformar socialmente a los privados (as) de libertad para convertir los establecimientos penitenciarios en espacios de máxima disciplina social mediante la aplicación del Régimen.	Establecimiento	58			1.449.795.812					1.449.795.812
128783	650052000	Garantizar los derechos de las y los adolescentes en conflicto con la ley penal, con el fin de lograr su transformación social mediante el régimen disciplinario.	Persona	4.688			264.797.203					264.797.203
128790	650053000	Impulsar el sistema de atención penitenciaria y pos penitenciaria en coordinación con los principales entes estatales, familiares y poder popular a través de los planes llegó el Panita y llegó Maita.	Atención	38.624			20.465.323					20.465.323
	659999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar	392.300.794			392.300.794					392.300.794
TOTAL							2.207.589.152					2.207.589.152

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
650001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	3.962.785.170					3.962.785.170
650002000	Gestión administrativa	526.023.900					526.023.900
650003000	Previsión y Protección Social	55.269.088					55.269.088
TOTAL		4.544.078.158					4.544.078.158

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos F	N° de Cargos M	N° de Cargos V	N° de Cargos Total	Sueldos/Salarios	Compensaciones	Presupuesto 2016
Personal Fijo a Tiempo Completo	**2.482**	**4.181**		**6.663**	**335.279.843**	**343.230.866**	**678.510.709**
Altos Funcionarios y de Elección Popular	1			1	78.000		78.000
Alto Nivel y de Dirección	2	1		3	230.400	586.173	816.573
Directivo	11	14		25	1.319.751	2.675.875	3.995.626
Profesional y Técnico	295	757		1.052	38.275.389	50.220.163	88.495.552
Personal Administrativo	1.142	2.541		3.683	198.703.461	221.402.612	420.106.073
Personal Médico	6	15		21	1.209.939	1.489.852	2.699.791
Obrero	1.025	853		1.878	95.462.903	66.856.191	162.319.094
Personal Contratado	**2.013**	**1.285**		**3.298**	**179.586.457**		**179.586.457**
Profesional y Técnico	1.407	898		2.305	130.942.880		130.942.880
Personal Administrativo	606	387		993	48.643.577		48.643.577
TOTAL	**4.495**	**5.466**		**9.961**	**514.866.300**	**343.230.866**	**858.097.166**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**123**	**86**	**209**	**28.053.835**
Empleados	94	66	160	21.476.620
Obreros	29	20	49	6.577.215
Jubilados	**132**	**53**	**185**	**24.832.341**
Empleados	131	52	183	24.563.884
Obreros	1	1	2	268.457
TOTAL	**255**	**139**	**394**	**52.886.176**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	3.716.169.958					3.716.169.958
4.02	Materiales, suministros y mercancías	1.558.729.136					1.558.729.136
4.03	Servicios no personales	686.868.116					686.868.116
4.04	Activos reales	36.524.313					36.524.313
4.06	Gastos de defensa y seguridad del estado	150.000.000					150.000.000
4.07	Transferencias y donaciones	603.375.787					603.375.787
	TOTAL	6.751.667.310					6.751.667.310

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	500.489.611					500.489.611
4.07.01.00.00	Transferencias y donaciones corrientes internas	500.489.611					500.489.611
4.07.01.03.00	Transferencias corrientes internas al sector público	500.489.611					500.489.611
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	500.489.611					500.489.611
	- A0003 Instituto Autónomo Caja de Trabajo Penitenciario	132.011.366					132.011.366
	- A0118 Fondo Nacional para Edificaciones Penitenciarias (FONEP)	368.478.245					368.478.245

PROYECTO:	COD. N.E: 128536 COD. PPTO: 650050000 Plan Cayapa: Coordinar la acción conjunta con los operadores de justicia para la atención jurídica permanente de los privados (as) de libertad.
UNIDAD DE MEDIDA:	Atención
CANTIDAD:	Fem. (0) Mas. (0) Total (167.180)
ASIGNACIÓN PRESUPUESTARIA:	80.230.020
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Derechos humanos y la geopolítica internacional. Otorgar medidas cautelares sustitutivas a la privativa de libertad y a las distintas fórmulas alternativas al cumplimiento de pena a la población que lo requiera según sea el caso.
OBJETIVOS ESPECÍFICOS:	Combatir la impunidad, el retardo procesal de pena y de otros beneficios, en coordinación con los órganos de administración de justicia.
RESULTADO:	Atender jurídicamente a los privados (as) de libertad y lograr el mayor otorgamiento de medidas cautelares sustitutivas a la privativa de libertad y las distintas fórmulas alternativas de cumplimiento de pena.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	32.757.642					32.757.642
4.03	Servicios no personales	47.358.398					47.358.398
4.04	Activos reales	113.980					113.980
	TOTAL	**80.230.020**					**80.230.020**

PROYECTO:	COD. N.E: 128556 COD. PPTO: 650051000 Transformar socialmente a los privados (as) de libertad para convertir los establecimientos penitenciarios en espacios de máxima disciplina social mediante la aplicación del Régimen.
UNIDAD DE MEDIDA:	Establecimiento
CANTIDAD:	Fem. (0) Mas. (0) Total (58)
ASIGNACIÓN PRESUPUESTARIA:	1.449.795.812
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	"Transformación social y consolidación de la independencia"
OBJETIVOS ESPECÍFICOS:	Transformar al privado de libertad mediante la aplicación del régimen penitenciario que involucra procesos formativos y de integración familiar y social, impulsando la educación, salud, formación para el trabajo y deporte como herramientas fundamentales en la inserción productiva en la sociedad de las personas privadas de libertad.
RESULTADO:	Otorgar las herramientas necesarias a los privados (as) de libertad a fin de lograr su transformación social implementando el régimen penitenciario.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	1.251.460.790					1.251.460.790
4.03	Servicios no personales	196.207.522					196.207.522
4.04	Activos reales	2.127.500					2.127.500
	TOTAL	**1.449.795.812**					**1.449.795.812**

PROYECTO:	COD. N.E: 128783 COD. PPTO: 650052000 Garantizar los derechos de las y los adolescentes en conflicto con la ley penal, con el fin de lograr su transformación social mediante el régimen disciplinario.
UNIDAD DE MEDIDA:	Persona
CANTIDAD:	Fem. (0) Mas. (0) Total (4.688)
ASIGNACIÓN PRESUPUESTARIA:	264.797.203
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Transformación social y consolidación de la independencia.
OBJETIVOS ESPECÍFICOS:	Transformar a los (as) adolescentes mediante la aplicación del régimen disciplinario que involucra procesos formativos y de integración familiar y social.
RESULTADO:	Brindar atención especializada a los adolescentes a través del plan individual a fin de lograr su transformación social.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancias	222.936.462					222.936.462
4.03	Servicios no personales	40.938.307					40.938.307
4.04	Activos reales	922.434					922.434
	TOTAL	**264.797.203**					**264.797.203**

PROYECTO:	COD. N.E: 128790 COD. PPTO: 650053000 Impulsar el sistema de atención penitenciaria y pos penitenciaria en coordinación con los principales entes estatales, familiares y poder popular a través de los planes llegó el Panita y llegó Maita.
UNIDAD DE MEDIDA:	atención
CANTIDAD:	Fem. (0) Mas. (0) Total (38.624)
ASIGNACIÓN PRESUPUESTARIA:	20.465.323
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Alternativas del cumplimiento de la pena y preservación de la vida. Implementar procesos de formación integral, para los destacamentarios, con régimen abierto y con libertad condicional, basados en el trabajo liberador, artístico y sociocultural, con una nueva orientación ética, moral y espiritual de la sociedad. Promover nuevas formas organizativas en los establecimientos de pernocta y los Centros Residenciales Supervisados (CRS), que contribuyan a la vida en las comunas socialistas. Articular con instituciones del Estado la incorporación de los egresados a puestos de trabajos productivos.
OBJETIVOS ESPECÍFICOS:	Incorporar a los privados de libertad con fórmulas alternativas de cumplimiento de la pena y egresados del sistema penal al trabajo productivo mediante la articulación con organizaciones sociales, comunidades, empresas productivas privadas y públicas, centros laborales y estudiantiles, avanzar en la pacificación de los establecimientos mediante el plan Llego Maita, a fin de fortalecer la transformación integral del hombre y la mujer nueva.
RESULTADO:	Incorporación de las y los egresados en los diferentes colectivos de obreros, centros de estudios y en las organizaciones sociales para lograr el Buen Vivir. Incorporación de madres y/o abuelas en la pacificación de los establecimientos penitenciarios.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	6.172.291					6.172.291
4.03	Servicios no personales	12.495.320					12.495.320
4.04	Activos reales	1.797.712					1.797.712
	TOTAL	20.465.323					20.465.323

PROYECTO:	COD. N.E: COD. PPTO: 659999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados.
UNIDAD DE MEDIDA:	Bolivar
CANTIDAD:	Fem. (0) Mas. (0) Total (392.300.794)
ASIGNACIÓN PRESUPUESTARIA:	392.300.794
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar los Recursos Financieros para Asegurar la Ejecución de los Proyectos.
OBJETIVOS ESPECÍFICOS:	Transferir a los Entes Descentralizados los Créditos Presupuestarios para la Ejecución de los Proyectos.
RESULTADO:	Recursos transferidos a los entes descentralizados para la ejecución de los proyectos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	392.300.794					392.300.794
	TOTAL	**392.300.794**					**392.300.794**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	392.300.794					392.300.794
4.07.01.00.00	Transferencias y donaciones corrientes internas	392.300.794					392.300.794
4.07.01.03.00	Transferencias corrientes internas al sector público	392.300.794					392.300.794
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	392.300.794					392.300.794
	- A0003 Instituto Autónomo Caja de Trabajo Penitenciario	92.300.794					92.300.794
	- A0118 Fondo Nacional para Edificaciones Penitenciarias (FONEP)	300.000.000					300.000.000

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	3.716.169.958					3.716.169.958
4.03	Servicios no personales	246.615.212					246.615.212
	TOTAL	3.962.785.170					3.962.785.170

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	45.401.951					45.401.951
4.03	Servicios no personales	140.870.445					140.870.445
4.04	Activos reales	31.562.687					31.562.687
4.06	Gastos de defensa y seguridad del estado	150.000.000					150.000.000
4.07	Transferencias y donaciones	158.188.817					158.188.817
	TOTAL	526.023.900					526.023.900

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	108.188.817					108.188.817
4.07.01.00.00	Transferencias y donaciones corrientes internas	108.188.817					108.188.817
4.07.01.03.00	Transferencias corrientes internas al sector público	108.188.817					108.188.817
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	108.188.817					108.188.817
	- A0003 Instituto Autónomo Caja de Trabajo Penitenciario	39.710.572					39.710.572
	- A0118 Fondo Nacional para Edificaciones Penitenciarias (FONEP)	68.478.245					68.478.245

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.03	Servicios no personales	2.382.912					2.382.912
4.07	Transferencias y donaciones	52.886.176					52.886.176
	TOTAL	55.269.088					55.269.088

66

Ministerio del Poder Popular para Transporte Acuático y Aéreo

MINISTERIO DEL PODER POPULAR PARA TRANSPORTE ACUÁTICO Y AÉREO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Ministerio del Poder Popular para Transporte Acuático y Aéreo, tiene como atribuciones el diseño, formulación, evaluación y aplicación de políticas, planes, estrategias, programas y proyectos en materia de circulación, tránsito y transporte acuático y aéreo, en función a lo estipulado en el Decreto Presidencial Nº 8.559, publicado en Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.791 de fecha 02 de Noviembre de 2011.

Para el Ejercicio Económico Financiero 2016, el Ministerio se propone optimizar los recursos otorgados para su funcionamiento, así como, supervisar a los entes adscritos, en cuanto a los recursos y egresos generados, de acuerdo a su actividad económica, a los fines de lograr el desarrollo y mejorar el sistema de transporte acuático y aéreo, a nivel nacional e internacional, para lo cual realizará las siguientes acciones:

- Defender la soberanía del Estado sobre los recursos naturales y la preservación del ambiente, en el beneficio supremo de nuestro pueblo, la salvación de la especie humana y la preservación de la vida en el planeta, mediante el control del tráfico marítimo y aéreo en el territorio, mar territorial, zona contigua y zona económica exclusiva venezolana.
- Agilizar los trámites relacionados con el transporte acuático y aéreo, dándole fluidez, celeridad y pulcritud, a través de la atención directa al ciudadano, masificación de tecnologías y unificación de criterios, erradicando definitivamente los gestores.
- Optimizar el servicio de transporte acuático y aéreo, mediante la modernización y mantenimiento de naves y aeronaves, satisfaciendo las necesidades del país de manera eficiente, sustentable y que genere retornabilidad social o económica de los procesos productivos, al más alto interés nacional, en concordancia con la nueva geopolítica del Estado venezolano.
- Dar respuesta efectiva y oportuna en la búsqueda y rescate en casos de accidentes acuáticos y aéreos, maximizando el servicio de bomberos marinos y aeronáuticos nacionales, así como la disposición de medios para la formación y capacitación del personal responsable, fortaleciendo a los órganos de seguridad pública y ciudadana.

La visión, misión y objetivos estratégicos y específicos del Ministerio, se orientan y decantan en los Objetivos Históricos de las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013 - 2019, en busca de la armonía en el crecimiento de centros urbanos, poblaciones rurales y asentamientos agrícolas, al mismo tiempo que se persigue la interrelación para la consolidación de la agroproducción, al desarrollar vías que posibiliten el transporte de productos agrícolas y pecuarios, influyendo así en el mejoramiento de las condiciones de vida y economía del campesinado, con lo cual se gravita hacia el equilibrio económico.

Dentro de las líneas de política nacional a seguir, este despacho ministerial, mantendrá el seguimiento y control de los sectores de transporte acuático y aéreo, como órganos rectores estratégicos, para dar continuidad a la planificación, coordinación y apoyo a la Administración Pública Nacional, en la formulación de políticas tendentes a favorecer el crecimiento del sistema de transporte, utilizando nuevas tecnologías y planes educativos, que permitan brindar un servicio nacional e internacional, seguro y eficiente.

Aunado a ello, la estrategia a aplicar para la formulación de las políticas públicas y planes en materia de transporte acuático y aéreo, se fundamenta en la participación del personal profesional y técnico adscrito al sector, quienes apoyados en las directrices estipuladas en el Plan de la Patria, fortalecerán el proceso de elaboración del Plan Estratégico.

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
660001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	975.640.820					975.640.820
660002000	Gestión administrativa	557.780.816					557.780.816
660003000	Previsión y protección social	271.639.323					271.639.323
	TOTAL	1.805.060.959					1.805.060.959

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**192**	**546**	**14**	**752**	**132.341.809**	**16.931.475**	**149.273.284**
Alto Nivel y de Dirección	1	2		3	347.468	32.430	379.898
Directivo	5	14	11	30	11.233.853	3.440.863	14.674.716
Profesional y Técnico	103	215		318	58.533.493	6.201.103	64.734.596
Personal Administrativo	48	16		64	9.152.079	1.108.973	10.261.052
Personal Policial		54		54	7.722.067	935.696	8.657.763
Personal Bombero	3	190		193	32.599.240	3.344.247	35.943.487
Obrero	32	55	3	90	12.753.609	1.868.163	14.621.772
Personal Contratado	**64**	**68**		**132**	**16.445.554**		**16.445.554**
Profesional y Técnico	43	25		68	8.454.179		8.454.179
Personal Administrativo	19	43		62	7.759.973		7.759.973
Personal Médico	2			2	231.402		231.402
TOTAL	**256**	**614**	**14**	**884**	**148.787.363**	**16.931.475**	**165.718.838**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**106**	**47**	**153**	**25.209.735**
Empleados	106	47	153	25.209.735
Jubilados	**211**	**888**	**1.099**	**246.429.588**
Empleados	211	885	1.096	245.756.896
Obreros		3	3	672.692
TOTAL	**317**	**935**	**1.252**	**271.639.323**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	957.035.606					957.035.606
4.02	Materiales, suministros y mercancías	227.067.613					227.067.613
4.03	Servicios no personales	264.281.543					264.281.543
4.04	Activos reales	65.036.874					65.036.874
4.07	Transferencias y donaciones	286.639.323					286.639.323
4.11	Disminución de pasivos	5.000.000					5.000.000
	TOTAL	1.805.060.959					1.805.060.959

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	957.035.606					957.035.606
4.03	Servicios no personales	18.605.214					18.605.214
	TOTAL	975.640.820					975.640.820

ACCIÓN CENTRALIZADA: Gestión administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	227.067.613					227.067.613
4.03	Servicios no personales	245.676.329					245.676.329
4.04	Activos reales	65.036.874					65.036.874
4.07	Transferencias y donaciones	15.000.000					15.000.000
4.11	Disminución de pasivos	5.000.000					5.000.000
	TOTAL	557.780.816					557.780.816

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	271.639.323					271.639.323
	TOTAL	271.639.323					271.639.323

67

Ministerio del Poder Popular para Transporte Terrestre y Obras Públicas

MINISTERIO DEL PODER POPULAR PARA TRANSPORTE TERRESTRE Y OBRAS PÚBLICAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Ministerio del Poder Popular para Transporte Terrestre y Obras Públicas, se plantea continuar y profundizar el Objetivo Histórico N° 3, Objetivo Nacional 3.4 y los Objetivos Estratégicos y Generales, establecidos en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013 – 2019, enmarcados en los ámbitos de su competencia, llevándolos a cabo de manera articulada con otras instancias de gobierno, el sector privado y el poder popular, con la finalidad de contribuir a mejorar la calidad de vida de la población, generación de empleo, inversión y crecimiento socioeconómico, destacándose para el Ejercicio Económico Financiero 2016, los siguientes:

- Mantener y construir las carreteras, autopistas y troncales, conectando las grandes y medianas ciudades a lo largo del territorio nacional.
- Construir la infraestructura vial, que permita conectar las zonas industriales con las áreas de explotación de recursos y mejorar las condiciones de las carreteras, en las zonas rurales y agrícolas.
- Mejorar el servicio público a los usuarios y desplazar el viejo parque automotor que genera un alto consumo de combustible: a) Promoviendo la creación de empresas de transporte, bajo el esquema de propiedad social directa o indirecta y b) Incorporando progresivamente energías limpias en las unidades de transporte público y privado.
- Culminar la construcción y rehabilitación de los tramos ferroviarios en ejecución y desarrollar nuevos, como columna vertebral de los Ejes de Integración de Desarrollo, para el transporte de pasajeros, productos agrícolas, industriales y bienes comerciales.
- Fortalecer las empresas estatales dirigidas al transporte terrestre, que permitan mejorar el servicio público, materias primas, bienes intermedios y productos terminados, con elevada eficiencia, bajos costos y tarifas justas.

Dichos objetivos están estrechamente relacionados con las competencias y funciones establecidas en el Decreto Nº 1.892, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 6.190 Extraordinario de fecha 16/07/2015, mediante el cual se dicta el Reglamento Orgánico de este Ministerio, dentro de las cuales se pueden señalar las siguientes:

- Diseñar, formular y evaluar políticas, estrategias, planes, programas y proyectos, regidos por principios y valores éticos, destinados a garantizar las actividades del Ejecutivo Nacional, en materia de transporte masivo, vialidad y obras públicas.
- Formular, evaluar y ejecutar políticas, que permitan valorar el sistema de transporte ferroviario nacional y medios de transporte similares, en coordinación con los órganos y entes competentes de la Administración Pública Central y Descentralizada.

- Establecer los lineamientos para la construcción de obras de infraestructura, relacionadas con el transporte masivo, así como su equipamiento, rehabilitación y mantenimiento.
- Diseñar, planificar e instrumentar programas, planes y proyectos de construcción, conservación y rehabilitación de obras de infraestructura vial en el territorio nacional, así como redes que conecten las distintas regiones y ciudades del país, en coordinación con los órganos y entes competentes en materia de planificación nacional y territorial con los estados y municipios, cuando corresponda.
- Establecer y proponer políticas, estrategias, planes, proyectos y normas, en materia de movilidad y transporte terrestre, en sus distintas modalidades.
- Elaborar criterios y lineamientos para la renovación de flota, correspondientes a los servicios de transporte, así como para el mantenimiento de la misma y el suministro de repuestos, a través de las proveedurías socialistas.
- Dictar, formular, supervisar y evaluar políticas en materia de transporte de pasajeros en general.
- Fijar tarifas y fletes sobre los servicios de vialidad, transporte terrestre público y de carga, así como sus servicios conexos, de conformidad con la normativa aplicable, en coordinación con el órgano competente en comercio.
- Promover el uso de sistemas y tecnologías de información, en la prestación de servicios de transporte terrestre, en coordinación con los órganos y entes competentes en la materia.
- Diseñar, formular, supervisar y controlar las actividades de sus entes adscritos.
- Garantizar la capacitación, formación y retención del talento humano del órgano; en especial, el personal base encargado de brindar la atención adecuada en materia de vialidad y transporte terrestre, así como sus servicios conexos.
- Las demás atribuciones que le confieran las leyes, reglamentos, resoluciones y otros actos normativos.

Para el logro de estas competencias, alineadas con las directrices generales contempladas en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013 – 2019, se estima ejecutar una asignación presupuestaria fijada por el Ejecutivo Nacional para el Ejercicio Económico Financiero 2016 de Bs. 22.024.860.571, de los cuales Bs. 17.699.561.636 (80,36%) corresponden a ingresos ordinarios y Bs. 4.325.298.935 (19,64%), derivan de la Ley Especial de Endeudamiento Anual (LEEA).

En lo correspondiente al funcionamiento Institucional, se mantendrá la política de racionalización del gasto y optimización de los recursos, en atención al Decreto Nro. 6.649 del 24/03/2009, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.146 del 25/03/2009, mediante el cual se dictó el Instructivo Presidencial para la Eliminación del Gasto Suntuario o Superfluo en el Sector Público Nacional, además de la instrumentación de otras medidas de control sobre los gastos administrativos, que permitan disminuir el consumo de energía eléctrica y preservación del medio ambiente, al

hacer mayor uso del medio informático, para las comunicaciones internas y externas, con el objeto de favorecer el ahorro de papelería, tinta y tóner; reparación y mantenimiento de bienes, en lugar de nuevas adquisiciones, entre otras medidas.

La asignación por Ley Especial de Endeudamiento Anual (LEEA), estará dirigida a cubrir los proyectos "Línea 5. Tramo Plaza Venezuela – Miranda II", "Línea 2. El Tambor San Antonio de Los Altos (Obras Civiles)" y "Línea 2, El Tambor – San Antonio de Los Altos Sistema Metro Los Teques (Equipamiento)", a ser ejecutados por los entes adscritos: C.A. Metro de Caracas y C.A. Metro Los Teques, obras importantes y de gran impacto para el bienestar de la sociedad.

Cabe destacar, que el Ministerio del Poder Popular para Transporte Terrestre y Obras Públicas, conjuntamente con sus entes adscritos, realizará los esfuerzos necesarios para lograr financiamiento, para aquellos proyectos que deban continuar su ejecución, pero que aún no cuentan con asignación presupuestaria, como el Segundo Puente sobre el Lago de Maracaibo, Prolongación de la Avenida Boyacá (Cota Mil), Plan Nacional de Vialidad y Plan Nacional de Transporte Público, entre otros.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
			Unidad de Medida	Cant.	Género		Ingresos Ordinarios	Ingresos Extraordinarios				
N.E.	Ppto.				Fem.	Masc.		Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	679999000	Aportes y transferencias para financiar los proyectos de los entes descentralizados	Bolívar	4.325.298.935				4.325.298.935				4.325.298.935
TOTAL								4.325.298.935				4.325.298.935

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
670001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	2.302.204.116					2.302.204.116
670002000	Gestión administrativa	14.073.657.741					14.073.657.741
670003000	Previsión y Protección Social	1.323.699.779					1.323.699.779
	TOTAL	17.699.561.636					17.699.561.636

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**3.637**	**1.998**	**284**	**5.919**	**213.540.622**	**115.129.359**	**328.669.981**
Altos Funcionarios y de Elección Popular		1		1	33.398	11.331	44.729
Alto Nivel y de Dirección		3	1	4	133.591	45.325	178.916
Directivo	131	132	33	296	10.789.614	6.498.230	17.287.844
Profesional y Técnico	693	523	100	1.316	47.951.844	28.879.819	76.831.663
Personal Administrativo	561	229	50	840	30.618.446	18.440.484	49.058.930
Personal Médico	8	3		11	403.937	243.278	647.215
Obrero	2.244	1.107	100	3.451	123.609.792	61.010.892	184.620.684
Personal Fijo a Tiempo Parcial	**21**	**25**		**46**	**945.649**	**398.431**	**1.344.080**
Profesional y Técnico	6	2		8	164.543	69.327	233.870
Personal Médico	15	23		38	781.106	329.104	1.110.210
Personal Contratado	**477**	**726**		**1.203**	**54.814.445**		**54.814.445**
Profesional y Técnico	226	150		376	19.400.326		19.400.326
Personal Administrativo	210	114		324	16.713.461		16.713.461
Obrero	41	462		503	18.700.658		18.700.658
TOTAL	**4.135**	**2.749**	**284**	**7.168**	**269.300.716**	**115.527.790**	**384.828.506**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**6.653**	**1.015**	**7.668**	**476.837.730**
Empleados	3.510	620	4.130	256.824.801
Obreros	3.143	395	3.538	220.012.929
Jubilados	**4.587**	**9.161**	**13.748**	**846.862.049**
Alto Nivel y de Dirección	1	1	2	267.917
Empleados	3.120	4.176	7.296	449.246.459
Obreros	1.466	4.984	6.450	397.347.673
TOTAL	**11.240**	**10.176**	**21.416**	**1.323.699.779**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	2.292.969.627					2.292.969.627
4.02	Materiales, suministros y mercancías	606.781.189					606.781.189
4.03	Servicios no personales	849.919.054					849.919.054
4.04	Activos reales	71.985.593					71.985.593
4.07	Transferencias y donaciones	13.854.535.589	4.325.298.935				18.179.834.524
4.11	Disminución de pasivos	23.370.584					23.370.584
	TOTAL	17.699.561.636	4.325.298.935				22.024.860.571

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	12.530.835.810	4.325.298.935				16.856.134.745
4.07.01.00.00	Transferencias y donaciones corrientes internas	12.530.835.810					12.530.835.810
4.07.01.03.00	Transferencias corrientes internas al sector público	12.530.835.810					12.530.835.810
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.606.557.078					2.606.557.078
	- A0330 Fundación Fondo Nacional de Transporte Urbano (FONTUR)	808.048.690					808.048.690
	- A0367 Fundación Laboratorio Nacional de Vialidad (FUNDALANAVIAL)	112.287.646					112.287.646
	- A0659 Instituto de Ferrocarriles del Estado (IFE)	1.686.220.742					1.686.220.742
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	9.924.278.732					9.924.278.732
	- A0148 Empresa Socialista Metro de Maracaibo, C.A. (METROMARA)	641.975.539					641.975.539
	- A0212 C.A. Metro los Teques (METROTEQUES)	384.942.874					384.942.874
	- A0621 C.A. Metro de Caracas (CAMETRO)	6.722.210.279					6.722.210.279
	- A0651 C.A. Metro de Valencia (VALMETRO)	687.059.275					687.059.275
	- A1265 Sistema Integral de Transporte Superficial, S.A.	931.724.756					931.724.756
	- A1288 Insumos Ferroviarios, C.A.	60.642.503					60.642.503
	- A1518 Sistema de Transporte Masivo de Barquisimeto, C.A. (TRANSBAR, C.A.)	209.168.403					209.168.403
	- A1538 Trolebús Mérida, C.A. (TROMERCA)	286.555.103					286.555.103
4.07.03.00.00	Transferencias y donaciones de capital internas		4.325.298.935				4.325.298.935
4.07.03.03.00	Transferencias de capital internas al sector público		4.325.298.935				4.325.298.935
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros		4.325.298.935				4.325.298.935
	- A0212 C.A. Metro los Teques (METROTEQUES)		3.306.923.494				3.306.923.494
	- A0621 C.A. Metro de Caracas (CAMETRO)		1.018.375.441				1.018.375.441

PROYECTO: COD. N.E: COD. PPTO: 679999000 Aportes y transferencias para financiar los proyectos de los entes descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.() Mas.() Total (4.325.298.935)

ASIGNACIÓN PRESUPUESTARIA: 4.325.298.935

OBJETIVO HISTÓRICO: III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político, dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Garantizar los recursos financieros para asegurar la ejecución de los proyectos

OBJETIVOS ESPECÍFICOS: Transferir a los entes descentralizados los recursos financieros para la ejecución de los proyectos

RESULTADO: Recursos transferidos a los entes descentralizados para la ejecución de los proyectos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones		4.325.298.935				4.325.298.935
	- 119519 Línea 2, El Tambor - San Antonio de Los Altos Sistema Metro Los Teques (Equipamiento)		1.915.772.647				1.915.772.647
	- 35280 Línea 5. Tramo Plaza Venezuela-Miranda II		1.018.375.441				1.018.375.441
	- 36998 Línea 2. El Tambor - San Antonio de Los Altos (Obras Civiles)		1.391.150.847				1.391.150.847
	TOTAL		4.325.298.935				4.325.298.935

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones		4.325.298.935				4.325.298.935
4.07.03.00.00	Transferencias y donaciones de capital internas		4.325.298.935				4.325.298.935
4.07.03.03.00	Transferencias de capital internas al sector público		4.325.298.935				4.325.298.935
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros		4.325.298.935				4.325.298.935
	- A0212 C.A. Metro los Teques (METROTEQUES)		3.306.923.494				3.306.923.494
	- A0621 C.A. Metro de Caracas (CAMETRO)		1.018.375.441				1.018.375.441

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	2.292.969.627					2.292.969.627
4.03	Servicios no personales	9.234.489					9.234.489
	TOTAL	2.302.204.116					2.302.204.116

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	606.781.189					606.781.189
4.03	Servicios no personales	840.684.565					840.684.565
4.04	Activos reales	71.985.593					71.985.593
4.07	Transferencias y donaciones	12.530.835.810					12.530.835.810
4.11	Disminución de pasivos	23.370.584					23.370.584
	TOTAL	14.073.657.741					14.073.657.741

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	12.530.835.810					12.530.835.810
4.07.01.00.00	Transferencias y donaciones corrientes internas	12.530.835.810					12.530.835.810
4.07.01.03.00	Transferencias corrientes internas al sector público	12.530.835.810					12.530.835.810
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.606.557.078					2.606.557.078
	- A0330 Fundación Fondo Nacional de Transporte Urbano (FONTUR)	808.048.690					808.048.690
	- A0367 Fundación Laboratorio Nacional de Vialidad (FUNDALANAVIAL)	112.287.646					112.287.646
	- A0659 Instituto de Ferrocarriles del Estado (IFE)	1.686.220.742					1.686.220.742
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	9.924.278.732					9.924.278.732
	- A0148 Empresa Socialista Metro de Maracaibo, C.A. (METROMARA)	641.975.539					641.975.539
	- A0212 C.A. Metro los Teques (METROTEQUES)	384.942.874					384.942.874
	- A0621 C.A. Metro de Caracas (CAMETRO)	6.722.210.279					6.722.210.279
	- A0651 C.A. Metro de Valencia (VALMETRO)	687.059.275					687.059.275
	- A1265 Sistema Integral de Transporte Superficial, S.A.	931.724.756					931.724.756
	- A1288 Insumos Ferroviarios, C.A.	60.642.503					60.642.503
	- A1518 Sistema de Transporte Masivo de Barquisimeto, C.A. (TRANSBAR, C.A.)	209.168.403					209.168.403
	- A1538 Trolebús Mérida, C.A. (TROMERCA)	286.555.103					286.555.103

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	1.323.699.779					1.323.699.779
	TOTAL	1.323.699.779					1.323.699.779

68

Ministerio del Poder Popular para Industrias

MINISTERIO DEL PODER POPULAR PARA INDUSTRIAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Para el Ejercicio Económico Financiero 2016, el Ministerio del Poder Popular para Industrias, con el propósito de seguir cumpliendo con su relevante misión de: "Ejercer la rectoría del Ejecutivo Nacional, en el desarrollo de las industrias básicas, intermedias y ligeras del país, mediante la inclusión social en el proceso productivo, promoviendo la transferencia tecnológica y la innovación de tecnología nacional, para la instalación, reactivación, reconversión y reimpulso de la industria nacional, hacia la satisfacción de las necesidades nacionales y locales de la población, sustituyendo las importaciones, en el marco de los valores y principios socialistas, que conlleven al fortalecimiento de la economía productiva", ha orientado sus políticas, estrategias, objetivos y proyectos, dentro de lo establecido en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019, así como de las 5 Grandes Revoluciones, con especial énfasis en la "Revolución Económica Productiva", esto con el compromiso de lograr la mayor eficacia política y eficiencia en la gestión revolucionaria para la construcción y consolidación del nuevo modelo productivo socialista, basado en una economía productiva y diversificada, que potencie las capacidades internas de producción de bienes, servicios y permita satisfacer las necesidades de la población.

En este sentido, la gestión del Ministerio, se centra fundamentalmente en la ejecución de cinco (5) grandes líneas estratégicas, como lo son:

- Incrementar la capacidad de gobierno y la eficiencia industrial pública.
- Desarrollar proyectos motrices en sectores estratégicos industriales.
- Fortalecer el sector transformador intermedio.
- Conformar tejidos industriales en pequeñas y medianas industrias (Pymi) y en escala comunal.
- Fortalecer los mecanismos de regulación, tecnología y ambiente para el sector industrial.

En cumplimiento de la política de Estado que procura la racionalización del gasto público, la política presupuestaria del Ministerio del Poder Popular para Industrias para el Ejercicio Económico Financiero 2016, enfatiza en la racionalización, uso y aplicación de los recursos públicos asignados. Para el 2016, se asignó al Ministerio del Poder Popular para Industrias y sus entes adscritos una cuota presupuestaria a través del Ejecutivo Nacional de Bs. 13.952.809.601 de los cuales corresponde a recursos ordinarios Bs. 9.674.809.601 y Bs. 4.278.000.000 por Ley Especial de Endeudamiento Anual, para la ejecución del proyecto: "Diseño, Construcción y Operación de un Complejo Siderúrgico", el cual está siendo desarrollado por la Empresa de Producción Social Siderúrgica Nacional, C.A.

La asignación por recursos ordinarios será destinada a cubrir los gastos de funcionamiento, fundamentalmente, los inherentes a los trabajadores y trabajadoras y aquellos que permitan el buen funcionamiento de la sede ministerial, las transferencias a los entes adscritos, así como para los proyectos de ejecución directa por parte del Ministerio y los estratégicos inherentes al sector industrial.

Para el Ejercicio Económico Financiero 2016, el Ministerio del Poder Popular para Industrias posee dos (02) proyectos, los cuales se encuentran enmarcados dentro de las cinco (5) grandes líneas estratégicas ya enunciadas, detallados a continuación:

1- "Fortalecimiento de los sistemas de seguimiento y captura de información estadística industrial del Ministerio del Poder Popular para Industrias"

2- "Instalación del centro de análisis de datos para realizar estudios prospectivos del sector industrial".

Es importante destacar, que el Despacho de Industrias continuará brindando apoyo y soporte financiero a sus entes adscritos, con la finalidad de alcanzar el desarrollo sustentable del complejo industrial del país, para lo cual se destinaron recursos ordinarios por el orden de Bs. 7.991.515.200, destacando entre ellos: Empresa de Producción Social Siderúrgica Nacional, C.A., Corporación Venezolana de Guayana (CVG), Registro Nacional Único de Operadores de Sustancias Químicas Controladas (Resquimc), Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (Inapymi), Corporación Venezolana del Plástico, S.A. (Coveplast,S.A.), C.V.G. Industria Venezolana de Aluminio, C.A. (CVG Venalum), Empresa de Propiedad Social Carpintería Cacique Tiuna, S.A., Corporación de Industrias Intermedias de Venezuela, S.A. (Corpivensa), Veneminsk Tractores, C.A., C.V.G. Ferrominera Orinoco, C.A. (CVG Ferrominera), Fondo Venezolano de Reconversión Industrial y Tecnológica (Fondoin), Empresa de Propiedad Social Maderas del Orinoco, C.A. (Maderas del Orinoco, C.A.),Conglomerado Productivo, S.A., Zona Franca Industrial, Comercial y de Servicios de Paraguaná, C.A. (Zonfipca), Industria Venezolana Endógena de Válvulas, Sociedad Anónima (Inveval, S.A.), Empresa de Producción Social Recuperadora de Materias Primas, C.A. (Remapca), Sociedad de Garantías Recíprocas para la Pequeña y Mediana Empresa de la Región Guayana, S.A. (SGR-Guayana, S.A.), Empresa de Producción Social de Servicios de Laminación del Aluminio, C.A. (Serlaca), Empresa de Producción Social de Tubos Sin Costura, C.A., Empresa de Producción Social Siderúrgica Nacional, C.A., Empresa de Producción Social de Pulpa y Papel, C.A. (Pulpaca).

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
					Género		Ingresos Ordinarios	Ingresos Extraordinarios				
N.E.	Ppto.		Unidad de Medida	Cant.	Fem.	Masc.		Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
127816	680050000	Fortalecimiento de los sistemas de seguimiento y captura de información estadística industrial del Ministerio del Poder Popular para Industrias	Establecimiento	10.000			4.584.713					4.584.713
127822	680051000	Instalación del centro de análisis de datos para realizar estudios prospectivos del sector industrial	Centro	1			4.222.500					4.222.500
	689999000	Aportes y transferencias para financiar los proyectos de los entes descentralizados	Bolívar	8.734.077.165			4.456.077.165	4.278.000.000				8.734.077.165
		TOTAL					4.464.884.378	4.278.000.000				8.742.884.378

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
680001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	943.573.542					943.573.542
680002000	Gestión administrativa	4.262.339.749					4.262.339.749
680003000	Previsión y protección social	4.011.932					4.011.932
	TOTAL	5.209.925.223					5.209.925.223

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**117**	**115**	**414**	**646**	**74.574.424**	**128.910**	**74.703.334**
Altos Funcionarios y de Elección Popular		1		1	192.000		192.000
Alto Nivel y de Dirección		4		4	753.600		753.600
Directivo	30	28	43	101	18.187.200		18.187.200
Profesional y Técnico	64	43	223	330	34.655.342	113.538	34.768.880
Personal Administrativo	19	2	1	22	2.031.064	2.828	2.033.892
Obrero	4	37	147	188	18.755.218	12.544	18.767.762
Personal Contratado	**345**	**429**		**774**	**98.235.528**		**98.235.528**
Profesional y Técnico	345	429		774	98.235.528		98.235.528
TOTAL	**462**	**544**	**414**	**1.420**	**172.809.952**	**128.910**	**172.938.862**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**3**	**1**	**4**	**1.093.881**
Empleados	3	1	4	1.093.881
Jubilados	**13**	**2**	**15**	**2.918.051**
Empleados	13	2	15	2.918.051
TOTAL	**16**	**3**	**19**	**4.011.932**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	915.929.116					915.929.116
4.02	Materiales, suministros y mercancías	344.072.807					344.072.807
4.03	Servicios no personales	282.398.206					282.398.206
4.04	Activos reales	121.082.340					121.082.340
4.07	Transferencias y donaciones	8.010.527.132	4.278.000.000				12.288.527.132
4.11	Disminución de pasivos	800.000					800.000
	TOTAL	9.674.809.601	4.278.000.000				13.952.809.601

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	7.991.515.200	4.278.000.000				12.269.515.200
4.07.01.00.00	Transferencias y donaciones corrientes internas	7.864.681.937					7.864.681.937
4.07.01.03.00	Transferencias corrientes internas al sector público	7.864.681.937					7.864.681.937
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.642.192.131					2.642.192.131
	- A0024 Corporación Venezolana de Guayana (CVG)	1.691.446.154					1.691.446.154
	- A0233 Registro Nacional Único de Operadores de Sustancias Químicas Controladas	114.842.642					114.842.642
	- A0846 Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (INAPYMI)	821.662.844					821.662.844
	- A0927 Fondo Venezolano de Reconversión Industrial y Tecnológica (FONDOIN)	14.240.491					14.240.491
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	5.220.619.087					5.220.619.087
	- A0237 Corporación Venezolana del Plástico, S.A. (COVEPLAST, S.A.)	214.364.188					214.364.188
	- A0241 Empresa de Propiedad Social Carpintería Cacique Tiuna, S.A.	12.242.970					12.242.970
	- A0277 VENEMINSK TRACTORES, C.A.	73.122.939					73.122.939
	- A0289 Empresa de Propiedad Social Maderas del Orinoco, C.A. (Maderas del Orinoco, C.A.)	307.644.895					307.644.895
	- A0529 Conglomerado Productivo, S.A.	8.867.356					8.867.356
	- A0628 C.V.G. Ferrominera Orinoco, C.A. (CVG FERROMINERA)	2.776.864.302					2.776.864.302
	- A0665 C.V.G. Industria Venezolana de Aluminio, C.A. (CVG VENALUM)	1.055.755.186					1.055.755.186
	- A0826 Zona Franca Industrial, Comercial y de Servicios de Paraguaná, C.A. (ZONFIPCA)	3.500.000					3.500.000
	- A1219 Industria Venezolana Endógena de Válvulas, Sociedad Anónima (INVEVAL, S.A.)	8.853.207					8.853.207
	- A1237 Empresa de Producción Social Recuperadora de Materias Primas, C.A.	13.892.334					13.892.334
	- A1284 Corporación de Industrias Intermedias de Venezuela, S.A. (CORPIVENSA)	745.511.710					745.511.710
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios	1.870.719					1.870.719
	- A0851 Sociedad de Garantías Recíprocas para la Pequeña y Mediana Empresa de la Región Guayana, S.A. (SGR-GUAYANA, S.A.)	1.870.719					1.870.719

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.03.00.00	Transferencias y donaciones de capital internas	126.833.263	4.278.000.000				4.404.833.263
4.07.03.03.00	Transferencias de capital internas al sector público	126.833.263	4.278.000.000				4.404.833.263
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	54.347.532					54.347.532
	- A0233 Registro Nacional Único de Operadores de Sustancias Químicas Controladas	4.677.730					4.677.730
	- A0846 Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (INAPYMI)	49.669.802					49.669.802
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	72.485.731	4.278.000.000				4.350.485.731
	- A1230 Empresa de Producción Social de Servicios de Laminación del Aluminio, C.A.	13.955.892					13.955.892
	- A1231 Empresa de Producción Social de Tubos sin Costura, C.A.	20.834.667					20.834.667
	- A1232 Empresa de Producción Social Siderúrgica Nacional, C.A.	15.920.983	4.278.000.000				4.293.920.983
	- A1234 Empresa de Producción Social de Pulpa y Papel, C.A.	21.774.189					21.774.189

PROYECTO:	COD. N.E: 127816 COD. PPTO: 680050000 Fortalecimiento de los sistemas de seguimiento y captura de información estadística industrial del Ministerio del Poder Popular para Industrias
UNIDAD DE MEDIDA:	Establecimiento
CANTIDAD:	Fem.() Mas.() Total(10.000)
ASIGNACIÓN PRESUPUESTARIA:	4.584.713
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Fortalecer y ampliar la capacidad de los sistemas de captura de información estadística industrial del Ministerio del Poder Popular para Industrias, para la consolidación de la base estadística del sector industrial venezolano como elemento fundamental para la planificación, diseño y ejecución de políticas públicas.
OBJETIVOS ESPECÍFICOS:	Fortalecer y ampliar la capacidad de los sistemas de captura de información estadística industrial del Ministerio del Poder Popular para Industrias, para la consolidación de la base estadística del sector industrial venezolano como elemento fundamental para la planificación, diseño y ejecución de políticas públicas.
RESULTADO:	Empresas y establecimientos registrados.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	1.058.890					1.058.890
4.03	Servicios no personales	1.309.577					1.309.577
4.04	Activos reales	2.216.246					2.216.246
	TOTAL	4.584.713					4.584.713

PROYECTO: COD. N.E: 127822 COD. PPTO: 680051000 Instalación del centro de análisis de datos para realizar estudios prospectivos del sector industrial

UNIDAD DE MEDIDA: Centro

CANTIDAD: Fem.() Mas.() Total(1)

ASIGNACIÓN PRESUPUESTARIA: 4.222.500

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Generar el centro de procesamiento de información industrial (CPII), que contribuya a masificar la información económica, industrial y tecnológica de las unidades productivas, a través de estudios de investigación, análisis prospectivos que fortalezcan el encadenamiento productivo de los sectores industriales.

OBJETIVOS ESPECÍFICOS: Consolidar el centro de procesamiento de información industrial, para realizar estudios de investigación, tendencias y análisis prospectivos de los sectores industriales, relevantes a nivel nacional, a fin de impulsar la soberanía industrial y productiva en el marco del desarrollo de la economía socialista y fortalecimiento del encadenamiento productivo de los sectores industriales.

RESULTADO: Operacionalización del centro de procesamiento de información industrial.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	1.711.167					1.711.167
4.03	Servicios no personales	746.724					746.724
4.04	Activos reales	1.764.609					1.764.609
	TOTAL	4.222.500					4.222.500

PROYECTO:	COD. N.E: COD. PPTO: 689999000 Aportes y transferencias para financiar los proyectos de los entes descentralizados
UNIDAD DE MEDIDA:	Bolívar
CANTIDAD:	Fem.() Mas.() Total(8.734.077.165)
ASIGNACIÓN PRESUPUESTARIA:	8.734.077.165
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar los recursos financieros para asegurar la ejecución de los proyectos.
OBJETIVOS ESPECÍFICOS:	Transferir a los entes descentralizados los recursos financieros para la ejecución de los proyectos.
RESULTADO:	Recursos transferidos a los entes descentralizados para la ejecución de los proyectos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	4.456.077.165	4.278.000.000				8.734.077.165
	- 37659 Diseño, Construcción y Operación de un Complejo Siderúrgico		4.278.000.000				4.278.000.000
	Resto de Fuentes de Financiamiento	4.456.077.165					4.456.077.165
	TOTAL	**4.456.077.165**	**4.278.000.000**				**8.734.077.165**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	4.456.077.165	4.278.000.000				8.734.077.165
4.07.01.00.00	Transferencias y donaciones corrientes internas	4.329.243.902					4.329.243.902
4.07.01.03.00	Transferencias corrientes internas al sector público	4.329.243.902					4.329.243.902
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	258.321.778					258.321.778
	- A0024 Corporación Venezolana de Guayana (CVG)	125.364.347					125.364.347
	- A0233 Registro Nacional Único de Operadores de Sustancias Químicas Controladas	97.134.878					97.134.878
	- A0846 Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (INAPYMI)	35.822.553					35.822.553
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	4.070.922.124					4.070.922.124
	- A0237 Corporación Venezolana del Plástico, S.A. (COVEPLAST, S.A.)	93.792.658					93.792.658
	- A0241 Empresa de Propiedad Social Carpintería Cacique Tiuna, S.A.	652.212					652.212
	- A0277 VENEMINSK TRACTORES, C.A.	73.122.939					73.122.939
	- A0628 C.V.G. Ferrominera Orinoco, C.A. (CVG FERROMINERA)	2.776.864.302					2.776.864.302
	- A0665 C.V.G. Industria Venezolana de Aluminio, C.A. (CVG VENALUM)	1.055.755.186					1.055.755.186
	- A1284 Corporación de Industrias Intermedias de Venezuela, S.A. (CORPIVENSA)	70.734.827					70.734.827
4.07.03.00.00	Transferencias y donaciones de capital internas	126.833.263	4.278.000.000				4.404.833.263
4.07.03.03.00	Transferencias de capital internas al sector público	126.833.263	4.278.000.000				4.404.833.263
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	54.347.532					54.347.532
	- A0233 Registro Nacional Único de Operadores de Sustancias Químicas Controladas	4.677.730					4.677.730
	- A0846 Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (INAPYMI)	49.669.802					49.669.802
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	72.485.731	4.278.000.000				4.350.485.731
	- A1230 Empresa de Producción Social de Servicios de Laminación del Aluminio, C.A.	13.955.892					13.955.892
	- A1231 Empresa de Producción Social de Tubos sin Costura, C.A.	20.834.667					20.834.667
	- A1232 Empresa de Producción Social Siderúrgica Nacional, C.A.	15.920.983	4.278.000.000				4.293.920.983
	- A1234 Empresa de Producción Social de Pulpa y Papel, C.A.	21.774.189					21.774.189

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	915.929.116					915.929.116
4.03	Servicios no personales	27.644.426					27.644.426
	TOTAL	943.573.542					943.573.542

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	341.302.750					341.302.750
4.03	Servicios no personales	252.697.479					252.697.479
4.04	Activos reales	117.101.485					117.101.485
4.07	Transferencias y donaciones	3.550.438.035					3.550.438.035
4.11	Disminución de pasivos	800.000					800.000
	TOTAL	4.262.339.749					4.262.339.749

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	3.535.438.035					3.535.438.035
4.07.01.00.00	Transferencias y donaciones corrientes internas	3.535.438.035					3.535.438.035
4.07.01.03.00	Transferencias corrientes internas al sector público	3.535.438.035					3.535.438.035
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.383.870.353					2.383.870.353
	- A0024 Corporación Venezolana de Guayana (CVG)	1.566.081.807					1.566.081.807
	- A0233 Registro Nacional Único de Operadores de Sustancias Químicas Controladas	17.707.764					17.707.764
	- A0846 Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (INAPYMI)	785.840.291					785.840.291
	- A0927 Fondo Venezolano de Reconversión Industrial y Tecnológica (FONDOIN)	14.240.491					14.240.491
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.149.696.963					1.149.696.963
	- A0237 Corporación Venezolana del Plástico, S.A. (COVEPLAST, S.A.)	120.571.530					120.571.530
	- A0241 Empresa de Propiedad Social Carpintería Cacique Tiuna, S.A.	11.590.758					11.590.758
	- A0289 Empresa de Propiedad Social Maderas del Orinoco, C.A. (Maderas del Orinoco, C.A.)	307.644.895					307.644.895
	- A0529 Conglomerado Productivo, S.A.	8.867.356					8.867.356
	- A0826 Zona Franca Industrial, Comercial y de Servicios de Paraguaná, C.A. (ZONFIPCA)	3.500.000					3.500.000
	- A1219 Industria Venezolana Endógena de Válvulas, Sociedad Anónima (INVEVAL, S.A.)	8.853.207					8.853.207
	- A1237 Empresa de Producción Social Recuperadora de Materias Primas, C.A.	13.892.334					13.892.334
	- A1284 Corporación de Industrias Intermedias de Venezuela, S.A. (CORPIVENSA)	674.776.883					674.776.883
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios	1.870.719					1.870.719
	- A0851 Sociedad de Garantías Recíprocas para la Pequeña y Mediana Empresa de la Región Guayana, S.A (SGR-GUAYANA, S.A.)	1.870.719					1.870.719

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	4.011.932					4.011.932
	TOTAL	4.011.932					4.011.932

69

Defensa Pública

DEFENSA PÚBLICA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Defensa Pública como órgano de la República y como Institución que forma parte del Sistema de Justicia venezolano, tiene la obligación constitucional de administrar justicia de manera gratuita y sin ningún tipo de discriminación, accesible, imparcial, idónea, transparente, expedita, autónoma, independiente, responsable, equitativa y sin ningún tipo de discriminación, dentro del marco de las leyes, tratados y convenios internacionales para brindar un servicio de calidad, justicia, transparencia, honestidad y calidad humana al servicio de las y los ciudadanos.

El presupuesto para el Ejercicio Económico Financiero 2016, se elabora de conformidad con las disposiciones establecidas en la Constitución de la República Bolivariana de Venezuela, el Decreto con Rango, Valor y Fuerza de Ley Orgánica de la Administración Pública, el Decreto con Rango, Valor y Fuerza de Ley Orgánica de la Administración Financiera del Sector Público, la Ley Orgánica de la Defensa Pública y el resto del ordenamiento legal vigente.

En tal sentido, la Defensa Pública orientará su política presupuestaria enmarcada dentro de las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019". Para ello, se presenta un presupuesto sobre la base de los criterios de austeridad y racionalidad de los recursos públicos, conformado con una estructura que contempla la asignación de recursos presupuestarios en tres (3) acciones centralizadas y un (1) proyecto referido al Servicio y Garantía del Derecho a la Defensa, dirigido a alinear las capacidades profesionales y de servicio al Poder Popular, ampliando y fortaleciendo las distintas competencias establecidas por ley, por necesidad legislativa y por los compromisos asumidos por la Institución en el marco de la Gran Misión A Toda Vida Venezuela, así como en los Planes Cayapa y Cayapita.

Para ello, se han establecido los siguientes lineamientos estratégicos:

- Aumentar la capacidad de atención a la población, creando nuevas defensorías al servicio del Poder Popular.
- Adecuar los espacios físicos necesarios con el fin de dignificar las condiciones y seguridad en cada una de las sedes y extensiones que conforman la Defensa Pública.
- Difundir la imagen y servicios que presta la Defensa Pública, bajo el nuevo enfoque comunicacional de atención integral y oportuna, en las comunidades con trabajo de calle y eventos de impacto social.
- Orientar, asistir, asesorar o representar ante las autoridades competentes, los intereses y derechos jurídicos de sus defendidos o defendidas, a cuyo efecto deben hacer valer todas las acciones, excepciones o defensas que correspondan.
- Asistir sin demora a todos los actos procesales en los cuales sean parte los defensores y defensoras públicos, tomando en cuenta la unidad e indivisibilidad de la Defensa Pública.
- Vigilar el respeto de los derechos y garantías constitucionales de sus defendidos y defendidas, inherentes a las atribuciones que tienen los defensores públicos.
- Llevar un registro y formar un expediente de control de todas las causas o procedimientos que tienen asumidas los defensores públicos.
- Cumplir las guardias ordinarias y especiales llevadas a cabo por los defensores públicos, según necesidades del servicio.
- Mantener informados a los defendidos o defendidas del estado y grado ante el despacho correspondiente.
- Convocar la participación del Poder Popular en el proceso de contraloría social, en los términos incluidos en la Ley Orgánica de la Defensa Pública.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
			Unidad de Medida	Cant.	Género		Ingresos Ordinarios	Ingresos Extraordinarios				
N.E.	Ppto.				Fem.	Masc.		Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
129805	690023000	Servicio y Garantía del Derecho a la Defensa	nombramiento	1.283			201.391.062					201.391.062
TOTAL							201.391.062					201.391.062

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
690001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	1.799.570.834					1.799.570.834
690002000	Gestión administrativa	781.423.396					781.423.396
690003000	Previsión y Protección Social	202.208.633					202.208.633
TOTAL		2.783.202.863					2.783.202.863

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**2.330**	**1.561**		**3.891**	**570.341.750**		**570.341.750**
Altos Funcionarios y de Elección Popular	1			1	241.752		241.752
Alto Nivel y de Dirección	1			1	211.242		211.242
Directivo	69	33		102	18.749.212		18.749.212
Profesional y Técnico	1.739	1.028		2.767	476.677.389		476.677.389
Personal Administrativo	462	316		778	59.089.575		59.089.575
Personal Médico	1			1	136.179		136.179
Obrero	57	184		241	15.236.401		15.236.401
Personal Contratado	**210**	**187**		**397**	**32.950.011**		**32.950.011**
Profesional y Técnico	210	187		397	32.950.011		32.950.011
TOTAL	**2.540**	**1.748**		**4.288**	**603.291.761**		**603.291.761**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**118**	**45**	**163**	**39.679.363**
Empleados	118	45	163	39.679.363
Jubilados	**443**	**118**	**561**	**162.529.270**
Empleados	443	118	561	162.529.270
TOTAL	**561**	**163**	**724**	**202.208.633**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.796.087.062					1.796.087.062
4.02	Materiales, suministros y mercancías	387.791.847					387.791.847
4.03	Servicios no personales	363.467.108					363.467.108
4.04	Activos reales	234.375.652					234.375.652
4.07	Transferencias y donaciones	202.208.633					202.208.633
4.11	Disminución de pasivos	663.623					663.623
	TOTAL	**2.984.593.925**					**2.984.593.925**

PROYECTO:	COD. N.E: 129805 COD. PPTO: 690023000 Servicio y Garantía del Derecho a la Defensa
UNIDAD DE MEDIDA:	nombramiento
CANTIDAD:	Fem.() Mas.() Total(1.283)
ASIGNACIÓN PRESUPUESTARIA:	201.391.062
OBJETIVO HISTÓRICO:	II. Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Incorporación progresiva de las nuevas competencias establecidas en la Ley Orgánica de la Defensa Pública, así como, el fortalecimiento del servicio en las competencias existentes
OBJETIVOS ESPECÍFICOS:	Consolidar los procesos internos de la Defensa Pública que vayan en consonancia a las necesidades jurídicas del Poder Popular, a los principios rectores de convivencia colectiva, solidaridad, oportunidad y garantía del derecho supremo a la justicia, establecidas en la Constitución de la República Bolivariana de Venezuela y las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019"
RESULTADO:	Defensores públicos ingresados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	64.235.261					64.235.261
4.03	Servicios no personales	72.724.296					72.724.296
4.04	Activos reales	64.431.505					64.431.505
	TOTAL	**201.391.062**					**201.391.062**

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.796.087.062					1.796.087.062
4.03	Servicios no personales	3.483.772					3.483.772
	TOTAL	1.799.570.834					1.799.570.834

ACCIÓN CENTRALIZADA: Gestión administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	323.556.586					323.556.586
4.03	Servicios no personales	287.259.040					287.259.040
4.04	Activos reales	169.944.147					169.944.147
4.11	Disminución de pasivos	663.623					663.623
	TOTAL	781.423.396					781.423.396

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios					
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios		
4.07	Transferencias y donaciones	202.208.633						202.208.633
	TOTAL	202.208.633						202.208.633

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	202.208.633					202.208.633
	TOTAL	**202.208.633**					**202.208.633**

Exhibit C to the Annual Report on Form 18-K of the Bolivarian Republic of Venezuela

2016 Annual Budget Vol. 6 of 8

70

Ministerio del Poder Popular de Economía y Finanzas

MINISTERIO DEL PODER POPULAR DE ECONOMÍA Y FINANZAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La política presupuestaria que adelantara el Ministerio del Poder Popular de Economía y Finanzas, para el Ejercicio Económico Financiero 2016, se fundamenta en lo estipulado en la Constitución de la República Bolivariana de Venezuela, aprobada el 15 de diciembre de 1999, y estará enmarcada en los lineamientos establecidos por el Ejecutivo Nacional en materia presupuestaria.

Comprende los ingresos y gastos para llevar a cabo las políticas que en materia económica requiere el país para el 2016, tiene como objeto fundamental apoyar e impulsar las metas de desarrollo Económico y Social de la Nación contempladas en las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de Nación 2013-2019", contribuyendo al proceso de transformación que requiere el país y comprende principalmente aspectos relacionados con el con el interés nacional, tales como: optimizar el gasto, mantener la inversión social, elevar la eficiencia del Estado, estabilizar los precios, cambiar el carácter rentista de nuestra economía y superar las dificultades que hemos enfrentado durante este año de difíciles retos políticos y económicos.

En este sentido, el Ministerio del Poder Popular de Economía y Finanzas se propone para el Ejercicio Económico Financiero 2016 los siguientes cursos de acción:

- Perfeccionar los mecanismos distributivos de la renta y destinar los ingresos generados por este concepto, al financiamiento del desarrollo social y económico del país.
- Continuar con los principios de prudencia, eficiencia y calidad en la gestión presupuestaria, a fin de hacer un uso óptimo de los recursos financieros públicos disponibles.
- Fortalecer la sostenibilidad de la economía nacional, mediante la asignación y gestión más eficiente de los recursos y de un flujo constante de inversiones públicas y privadas.
- Apoyar la diversificación económica, fortalecer la estructura financiera interna y manejar los recursos fiscales de la nación con autonomía para facilitar las inversiones estratégicas.
- Orientar la política de endeudamiento a la minimización de la proporción del endeudamiento externo dentro del portafolio de deuda total, asumiendo niveles de costos razonables y acordes a los exigidos por los inversionistas en títulos valores del Estado.
- Continuar con el proceso sistemático de emisión y colocación de deuda, a fin de garantizar los recursos necesarios para cumplir con la cancelación oportuna de las obligaciones contratadas por la República y el financiamiento de proyectos que coadyuven al fortalecimiento de la inversión social y productiva, en particular al desarrollo e incentivo de la producción nacional.
- Evaluación continúa de los procesos de asignación y ejecución de los recursos a nivel del Ejecutivo Nacional, con la finalidad de reducir progresivamente el fenómeno de la burocratización y el gasto innecesario.
- Cumplir cabalmente con la correcta asignación de los recursos a los gobiernos regionales y locales que permita honrar las obligaciones legales establecidas con los estados y municipios.
- Destinar los recursos a la inversión social y la democracia participativa y protagónica, incorporando las propuestas presentadas por el poder popular, en el proceso de la formulación del presupuesto con el ejercicio de la contraloría social.

- Continuar materializando los logros sociales que ha adelantado el Ejecutivo Nacional a través de la inyección de recursos provenientes del petróleo y de otros Fondos especiales en la economía nacional, fundamentalmente para impulsar proyectos de Inversión Social e infraestructura sobre la base de nuestras necesidades más inmediatas.
- Diseñar políticas para proteger al pueblo venezolano contra la escasez, especulación e inflación.
- Consolidación y optimización de los procesos de control aduanero, tributario y de cobro.

Por otra parte, para materializar el cumplimiento de las competencias asignadas a este Órgano Ministerial, las cuales se impulsarán mediante los recursos asignados al presupuesto de este Ministerio, de sus Órganos Desconcentrados y Entes Adscritos, para el venidero Ejercicio Económico Financiero 2016 se han determinado los siguientes objetivos específicos:

- Otorgar financiamiento a nuevas formas de producción social a través de diferentes modalidades de créditos, en el contexto del socialismo bolivariano.
- Proponer nuevos instrumentos financieros, con el propósito de obtener recursos imperiosos, para revestir la deuda con los trabajadores del sector público.
- Fortalecer la administración tributaria a través de la automatización y la simplificación de sus procesos para mejorar los mecanismos de control arancelarios en la fiscalización, que permitan la recaudación de impuestos nacionales.
- Promover la adopción de modalidades financieras preferenciales para la pequeña y mediana industria y unidades de propiedad social, que faciliten el proceso de evaluación crediticia.
- Actualizar y mantener los aplicativos de los sistemas de control de las finanzas públicas y su integración con otros sistemas de la Administración Pública, con la finalidad de mejorar la gestión y concretar un sistema integral único y uniforme.
- Reglamentar a través de normas e instrumentos jurídicos los procedimientos para el financiamiento a los sectores estratégicos.

Los proyectos de este Ministerio están enmarcados en los siguientes objetivos históricos de las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de Nación 2013-2019":

- Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la independencia nacional.
- Continuar construyendo el socialismo bolivariano del siglo XXI en Venezuela, como alternativa al modelo salvaje del capitalismo y con ello asegurar la "mayor suma de seguridad social, mayor suma de estabilidad política y la mayor suma de felicidad", para nuestro pueblo.
- Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la gran potencia naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en nuestra América.

RESUMEN DE PROYECTOS DEL ÓRGANO DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Meta				Fecha de inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
N.E	Ppto.		Unidad de Medida	Cant.	Género								
					Fem.	Masc.							
123332	700020000	Actualizar y mantener el aplicativo informático del Sistema Integrado de Gestión y Control de las Finanzas Públicas (Sigecof) fase 1-versión 3.0 y su integración con otros sistemas de la Administración Pública.	Sistema	1			01/01/2014	31/12/2016	20.256.169	11.553.215			31.809.384
123331	700024000	Actualizar el desarrollo Sistema de Gestión Administrativa (Sίga) y su integración con otros sistemas de la Administración Pública.	Sistema	1			01/01/2014	31/12/2016	15.237.447	8.770.981			24.008.428
130355	700058000	Programa Sectorial de Enfoque Amplio para Infraestructura Vial	Informe	8			01/08/2015	31/12/2016	945.000.000	1.890.000.000			2.835.000.000
		TOTAL							980.493.616	1.910.324.196			2.890.817.812

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
							Ingresos Ordinarios	Ingresos Extraordinarios				
N.E.	Ppto.		Unidad de Medida	Cant.	Género			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
					Fem.	Masc.						
123332	700020000	Actualizar y mantener el aplicativo informático del Sistema Integrado de Gestión y Control de las Finanzas Públicas (Sigecof) fase 1-versión 3.0 y su integración con otros sistemas de la Administración Pública.	Sistema	1			11.553.215					11.553.215
123331	700024000	Actualizar el desarrollo Sistema de Gestión Administrativa (Siga) y su integración con otros sistemas de la Administración Pública.	Sistema	1			8.770.981					8.770.981
128182	700049000	Capacitación y fortalecimiento de los Servidores Públicos de la Administración Publica Nacional en materia de administración financiera	Persona	1.500			12.772.135					12.772.135
128201	700050000	Diseñar la versión 3.20 del sistema Sigefirrhh y su integración con otros sistemas de la Administración Pública.	Sistema	1			15.922.484					15.922.484
128163	700051000	Actualizar y mantener la plataforma de la Comunidad Virtual de la Administración Financiera del Estado	Sistema	1			8.207.419					8.207.419
128178	700052000	Diseño del Modelo Conceptual de un Sistema Integrado de Estadísticas de las Finanzas Públicas	Sistema	1			900.000					900.000
128125	700053000	Formación, Capacitación y Adiestramiento en el área de las Ciencias Fiscales y la Administración Publica	Estudiante	16.000			338.500.000					338.500.000
128184	700054000	Fortalecimiento y Desarrollo Institucional de la ENAHP-IUT	Plan	1			37.500.000					37.500.000
128200	700055000	Investigación y Divulgación Académica de la ENAHP-IUT	Programa	20			10.000.000					10.000.000
128214	700056000	Ampliación de la Planta Física de la ENAHP-IUT	Acondicionamiento	12			11.000.000					11.000.000
128155	700057000	Fortalecimiento de la Plataforma Tecnológica del Ministerio del Poder Popular de Economía y Finanzas	Solución	28			276.360.000					276.360.000
130355	700058000	Programa Sectorial de Enfoque Amplio para Infraestructura Vial	Informe	8				1.890.000.000				1.890.000.000
130491	700059000	Programa Estratégico para la consolidación del Sector Económico.	Informe	4				4.016.880.000				4.016.880.000

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
					Género		Ingresos Ordinarios	Ingresos Extraordinarios				
N.E.	Ppto.		Unidad de Medida	Cant.	Fem.	Masc.		Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	709999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar				780.234.553	10.852.578.948				11.632.813.501
		TOTAL					1.511.720.787	16.759.458.948				18.271.179.735

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
700001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	2.227.910.117					2.227.910.117
700002000	Gestión administrativa	12.175.990.335					12.175.990.335
700003000	Previsión y Protección Social	3.027.683.752					3.027.683.752
700004000	Asignaciones Predeterminadas	615.806.011					615.806.011
700005000	Dirección y Coordinación del servicio de la deuda pública nacional	163.331.579.733		87.939.696.780			251.271.276.513
700006000	Gastos Centralizados	1.806.000.000					1.806.000.000
	TOTAL	183.184.969.948		87.939.696.780			271.124.666.728

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**753**	**690**	**50**	**1.493**	**148.876.685**	**33.772.920**	**182.649.605**
Altos Funcionarios y de Elección Popular		1		1	89.061		89.061
Alto Nivel y de Dirección	1	7		8	1.075.738	26.999	1.102.737
Directivo	86	79	14	179	21.528.119	1.477.727	23.005.846
Profesional y Técnico	354	251	8	613	61.844.004	10.084.588	71.928.592
Personal Administrativo	128	84	28	240	21.127.685	6.087.138	27.214.823
Personal Médico	2	1		3	288.470	75.476	363.946
Obrero	182	267		449	42.923.608	16.020.992	58.944.600
Personal Fijo a Tiempo Parcial	**1.394**	**839**		**2.233**	**33.000.000**		**33.000.000**
Personal Docente	1.202	711		1.913	28.000.000		28.000.000
Personal de Investigación	192	128		320	5.000.000		5.000.000
Personal Contratado	**564**	**447**		**1.011**	**107.621.840**		**107.621.840**
Profesional y Técnico	402	322		724	79.955.699		79.955.699
Personal Administrativo	161	125		286	27.575.308		27.575.308
Personal Médico	1			1	90.833		90.833
TOTAL	**2.711**	**1.976**	**50**	**4.737**	**289.498.525**	**33.772.920**	**323.271.445**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**2.604**	**170**	**2.774**	**948.871.527**
Empleados	79	140	219	69.661.213
Obreros	2.525	30	2.555	879.210.314
Jubilados	**2.318**	**3.031**	**5.349**	**2.078.812.225**
Empleados	1.489	1.828	3.317	1.295.372.016
Obreros	829	1.203	2.032	783.440.209
TOTAL	4.922	3.201	8.123	3.027.683.752

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	2.353.585.718					2.353.585.718
4.02	Materiales, suministros y mercancías	695.757.122					695.757.122
4.03	Servicios no personales	2.328.701.099					2.328.701.099
4.04	Activos reales	483.701.540					483.701.540
4.05	Activos financieros	1.443.463.107					1.443.463.107
4.07	Transferencias y donaciones	13.292.804.236	10.852.578.948				24.145.383.184
4.08	Otros gastos	5.000.000					5.000.000
4.09	Asignaciones no distribuidas		5.906.880.000				5.906.880.000
4.10	Servicio de la deuda pública	163.316.579.733		87.939.696.780			251.256.276.513
4.11	Disminución de pasivos	777.098.180					777.098.180
	TOTAL	184.696.690.735	16.759.458.948	87.939.696.780			289.395.846.463

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	9.885.399.225	10.852.578.948				20.737.978.173
4.07.01.00.00	Transferencias y donaciones corrientes internas	9.241.865.214	10.852.578.948				20.094.444.162
4.07.01.03.00	Transferencias corrientes internas al sector público	9.241.865.214	10.852.578.948				20.094.444.162
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.879.872.000					6.879.872.000
	- A0122 Servicio Autónomo de Prestaciones Sociales de los Organismos de la Administración Central	260.000.000					260.000.000
	- A0123 Servicio Nacional Integrado de Administración Aduanera y Tributaria (SENIAT)	5.599.100.000					5.599.100.000
	- A0185 Superintendencia Nacional de Valores	174.100.000					174.100.000
	- A0279 Superintendencia de Bienes Públicos	106.700.000					106.700.000
	- A0548 Centro Nacional de Comercio Exterior (CENCOEX)	665.472.000					665.472.000
	- A0944 Superintendencia de Seguridad Social	74.500.000					74.500.000
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	29.541.742	10.852.578.948				10.882.120.690
	- A0547 Corporación Venezolana de Comercio Exterior, S.A.		10.852.578.948				10.852.578.948
	- A1536 Corporación de Servicios del Distrito Capital, S.A.	29.541.742					29.541.742
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios	526.451.472					526.451.472
	- A0470 Sociedad de Garantías Recíprocas para la Mediana y Pequeña Empresa del Estado Mérida, S.A. (SGR - MÉRIDA, S.A.)	4.070.477					4.070.477
	- A0546 Sociedad de Garantías Recíprocas para la Pequeña y Mediana Empresa del Estado Lara, S.A. (SGR- LARA, S.A.)	3.800.000					3.800.000
	- A0556 Sociedad de Garantías Recíprocas para la Pequeña y Mediana Empresa del Estado Portuguesa (S.G.R.- PORTUGUESA., S.A.)	1.500.000					1.500.000
	- A0817 Sociedad Nacional de Garantías Recíprocas para la Mediana y Pequeña Industria, S.A. (SOGAMPI, S.A)	37.500.000					37.500.000

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO (En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	- A0841 Fondo Nacional de Garantías Recíprocas para la Pequeña y Mediana Empresa, S.A. (FONPYME)	90.000.000					90.000.000
	- A0854 Sociedad de Garantías Recíprocas para el Sector Microfinanciero, S.A. (S.G.R. SOGAMIC, S.A.)	10.000.000					10.000.000
	- A0855 Sociedad de Garantías Recíprocas para la Mediana y Pequeña Empresa del Estado Nueva Esparta, S.A. (S.G.R. NUEVA ESPARTA, S.A.)	2.700.000					2.700.000
	- A0857 Sociedad de Garantías Recíprocas para la Mediana y Pequeña Empresa del Estado Táchira, S.A. (S.G.R-TÁCHIRA, S.A.)	2.000.000					2.000.000
	- A1377 Bolsa Pública de Valores Bicentenaria	374.880.995					374.880.995
4.07.01.03.10	Transferencias corrientes al Poder Estadal	1.806.000.000					1.806.000.000
	- E5000 Distrito Capital	1.806.000.000					1.806.000.000
4.07.03.00.00	Transferencias y donaciones de capital internas	27.728.000					27.728.000
4.07.03.03.00	Transferencias de capital internas al sector público	27.728.000					27.728.000
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	27.728.000					27.728.000
	- A0548 Centro Nacional de Comercio Exterior (CENCOEX)	27.728.000					27.728.000
4.07.06.00.00	Subsidio de Régimen Especial	615.806.011					615.806.011
4.07.06.01.00	Subsidio de Régimen Especial	615.806.011					615.806.011
	- E7500 Distrito del Alto Apure	615.806.011					615.806.011

PROYECTO: COD. N.E: 123332 COD. PPTO: 700020000 Actualizar y mantener el aplicativo informático del Sistema Integrado de Gestión y Control de las Finanzas Públicas (Sigecof) fase 1- versión 3.0 y su integración con otros sistemas de la Administración Pública.

UNIDAD DE MEDIDA: Sistema

CANTIDAD: Fem.() Mas.() Total(1)

ASIGNACIÓN PRESUPUESTARIA: 11.553.215

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Mejorar los niveles de eficiencia, responsabilidad y transparencia en el manejo de las finanzas públicas, mediante la optimización de los mecanismos de monitoreo y control de los recursos públicos: financieros, humanos y físicos, que faciliten la generación de información para la toma de decisiones en la gerencia gubernamental, y coadyuvar a concretar los esfuerzos dirigidos a combatir la corrupción.

OBJETIVOS ESPECÍFICOS: Actualizar y mantener el aplicativo informático del sistema sigecof y su integración con otros sistemas de la administración pública, con la finalidad de mejorar la gestión de la Administración Financiera del Estado en un Sistema Integral, Único y Uniforme.

RESULTADO: Sistema Desarrollado e Implantado

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Ordinarios	Ingresos Extraordinarios: Proyectos por Endeudamiento	Ingresos Extraordinarios: Deuda Pública	Ingresos Extraordinarios: Gestión Fiscal	Ingresos Extraordinarios: Otros Ingresos Extraordinarios	Presupuesto 2016
4.01	Gastos de personal	2.925.000					2.925.000
4.02	Materiales, suministros y mercancías	789.281					789.281
4.03	Servicios no personales	7.838.934					7.838.934
	TOTAL	**11.553.215**					**11.553.215**

PROYECTO: COD. N.E: 123331 COD. PPTO: 700024000 Actualizar el desarrollo Sistema de Gestión Administrativa (Siga) y su integración con otros sistemas de la Administración Pública.

UNIDAD DE MEDIDA: Sistema

CANTIDAD: Fem.() Mas.() Total(1)

ASIGNACIÓN PRESUPUESTARIA: 8.770.981

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Mejorar los niveles de eficiencia, responsabilidad y transparencia en el manejo de las Finanzas públicas, mediante la optimización de los mecanismos de monitoreo y control de financieros, humanos y físicos, que faciliten la generación de información para la toma de decisiones en la gerencia gubernamental, y coadyuvar a concretar los esfuerzos dirigidos a combatir la corrupción.

OBJETIVOS ESPECÍFICOS: Actualizar y desarrollar la versión 1.0 del sistema SIGA, a fin de optimizar los procesos previstos en cada uno de sus módulos, bajo una visión sistémica e integrado al sistema Sigecof, Sistema Nueva Etapa y el Sistema de Contrataciones Públicas, para su implantación en los organismos que conforman la Administración Pública, para la producción y adquisición de bienes, obras y servicios que permiten el logro de sus fines bajo un mecanismo eficiente y transparente

RESULTADO: Versión 1 del SIGA implantada

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	3.200.000					3.200.000
4.02	Materiales, suministros y mercancías	180.091					180.091
4.03	Servicios no personales	5.390.890					5.390.890
	TOTAL	**8.770.981**					**8.770.981**

PROYECTO:	COD. N.E: 128182 COD. PPTO: 700049000 Capacitación y fortalecimiento de los Servidores Públicos de la Administración Pública Nacional en materia de administración financiera
UNIDAD DE MEDIDA:	Persona
CANTIDAD:	Fem.() Mas.() Total(1.500)
ASIGNACIÓN PRESUPUESTARIA:	12.772.135
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Fortalecer el conocimiento de los servidores públicos en materia de Administración Financiera del Sector Público, para ser más eficientes, proactivos, transparentes y con valores socialistas al servicio del pueblo.
OBJETIVOS ESPECÍFICOS:	Capacitar y fortalecer a los servidores públicos de la Administración Pública Nacional y sus entes adscritos, en materia de administración financiera del Estado, generando como resultado una mayor eficiencia, transparencia y calidad en las actividades desempeñadas por los servidores públicos, en lo funcional y tecnológico, a fin de ser más eficiente, efectivo y proactivo en la administración financiera del Estado, en procura de la alcanzar los objetivos y metas de los planes del sector público.
RESULTADO:	Programa de Cursos Regulares e Integrales implantados en materia de los sistemas y subsistemas de la AFSP y sus sistemas automatizados.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	3.600.000					3.600.000
4.02	Materiales, suministros y mercancías	2.339.405					2.339.405
4.03	Servicios no personales	6.832.730					6.832.730
	TOTAL	12.772.135					12.772.135

PROYECTO: COD. N.E: 128201 COD. PPTO: 700050000 Diseñar la versión 3.20 del sistema Sigefirrhh y su integración con otros sistemas de la Administración Pública.

UNIDAD DE MEDIDA: Sistema

CANTIDAD: Fem.() Mas.() Total(1)

ASIGNACIÓN PRESUPUESTARIA: 15.922.484

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Mejorar los niveles de eficiencia, responsabilidad y transparencia en el manejo de las Finanzas públicas, mediante la optimización de los mecanismos de monitoreo y control de financieros, humanos y físicos, que faciliten la generación de información para la toma de decisiones en la gerencia gubernamental, y coadyuvar a concretar los esfuerzos dirigidos a combatir la corrupción.

OBJETIVOS ESPECÍFICOS: Desarrollar una nueva versión del sistema SIGEFIRRHH, como visión central e integrado a los sistemas Sigecof y SNE, para su implantación en los organismos que conforman la administración pública, con la finalidad de que los órganos rectores, tanto de la administración financiera como de la función pública, se nutran de información oportuna y veraz sobre la materia correspondiente.

RESULTADO: Versión 3.20 del SIGEFIRRHH implantada

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	3.400.000					3.400.000
4.02	Materiales, suministros y mercancías	1.130.124					1.130.124
4.03	Servicios no personales	11.392.360					11.392.360
	TOTAL	**15.922.484**					**15.922.484**

PROYECTO:	COD. N.E: 128163 COD. PPTO: 700051000 Actualizar y mantener la plataforma de la Comunidad Virtual de la Administración Financiera del Estado
UNIDAD DE MEDIDA:	Sistema
CANTIDAD:	Fem.() Mas.() Total(1)
ASIGNACIÓN PRESUPUESTARIA:	8.207.419
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Fortalecer el conocimiento de los servidores públicos en materia de Administración Financiera del Sector Público, para ser más eficientes, proactivos, transparentes y con valores socialistas al servicio del pueblo.
OBJETIVOS ESPECÍFICOS:	Diseñar e implantar una plataforma de Comunidad Virtual que permita integrar y capacitar a los usuarios, al poder popular y a los órganos rectores de la Administración Financiera del Estado, a objeto de incrementar los niveles de eficiencia en la gestión pública y coadyuvar al desarrollo y formación del poder popular.
RESULTADO:	Sistema (Plataforma) de Comunidad Virtual

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	2.950.000					2.950.000
4.02	Materiales, suministros y mercancías	1.249.037					1.249.037
4.03	Servicios no personales	4.008.382					4.008.382
	TOTAL	**8.207.419**					**8.207.419**

PROYECTO:	COD. N.E: 128178 COD. PPTO: 700052000 Diseño del Modelo Conceptual de un Sistema Integrado de Estadísticas de las Finanzas Públicas
UNIDAD DE MEDIDA:	Sistema
CANTIDAD:	Fem.() Mas.() Total(1)
ASIGNACIÓN PRESUPUESTARIA:	900.000
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Planificar, dirigir y supervisar el manejo de la hacienda nacional, la formulación y ejecución de las políticas fiscales y macroeconómicas; entre otros, a los fines de velar por la promoción del desarrollo económico y social del Estado y por el cumplimiento de las disposiciones legales, reglamentarias y demás medidas que regulan la materia.
OBJETIVOS ESPECÍFICOS:	Diseñar e implantar un Sistema de Estadísticas de las Finanzas Públicas que cuente con un módulo de interfaz de carga de los datos provistos por sus fuentes oficiales y un módulo de presentación de Reportes Estadísticos.
RESULTADO:	Sistema SEFP 1.0

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	420.792					420.792
4.02	Materiales, suministros y mercancías	401.253					401.253
4.03	Servicios no personales	54.242					54.242
4.04	Activos reales	23.713					23.713
	TOTAL	**900.000**					**900.000**

PROYECTO:	COD. N.E: 128125 COD. PPTO: 700053000 Formación, Capacitación y Adiestramiento en el área de las Ciencias Fiscales y la Administración Publica
UNIDAD DE MEDIDA:	Estudiante
CANTIDAD:	Fem.() Mas.() Total(16.000)
ASIGNACIÓN PRESUPUESTARIA:	338.500.000
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Formar y capacitar profesionales e investigadores con valores éticos en el área de las ciencias fiscales, a través de una educación de calidad, con un recurso humano comprometido y herramientas tecnológicas de vanguardia que coadyuven a una efectiva administración del tesoro de la nación.
OBJETIVOS ESPECÍFICOS:	Formar y capacitar profesionales e investigadores con valores éticos en el área de las ciencias fiscales, a través de una educación de calidad, con un recurso humano comprometido y herramientas tecnológicas de vanguardia que coadyuven a una efectiva administración del tesoro de la nación.
RESULTADO:	Alumnos admitidos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	226.000.000					226.000.000
4.02	Materiales, suministros y mercancías	50.000.000					50.000.000
4.03	Servicios no personales	40.200.000					40.200.000
4.04	Activos reales	16.000.000					16.000.000
4.11	Disminución de pasivos	6.300.000					6.300.000
	TOTAL	338.500.000					338.500.000

PROYECTO:	COD. N.E: 128184 COD. PPTO: 700054000 Fortalecimiento y Desarrollo Institucional de la ENAHP-IUT
UNIDAD DE MEDIDA:	Plan
CANTIDAD:	Fem.() Mas.() Total(1)
ASIGNACIÓN PRESUPUESTARIA:	37.500.000
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Formar y capacitar profesionales e investigadores con valores éticos en el área de las ciencias fiscales, a través de una educación de calidad, con un recurso humano comprometido y herramientas tecnológicas de vanguardia que coadyuven a una efectiva administración del tesoro de la nación.
OBJETIVOS ESPECÍFICOS:	Formar y capacitar profesionales e investigadores con valores éticos en el área de las ciencias fiscales, a través de una educación de calidad, con un recurso humano comprometido y herramientas tecnológicas de vanguardia que coadyuven a una efectiva administración del tesoro de la nación.
RESULTADO:	Una estructura administrativa organizada

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	4.000.000					4.000.000
4.02	Materiales, suministros y mercancías	4.500.000					4.500.000
4.03	Servicios no personales	4.000.000					4.000.000
4.07	Transferencias y donaciones	25.000.000					25.000.000
	TOTAL	**37.500.000**					**37.500.000**

PROYECTO:	COD. N.E: 128200 COD. PPTO: 700055000 Investigación y Divulgación Académica de la ENAHP-IUT
UNIDAD DE MEDIDA:	Programa
CANTIDAD:	Fem.() Mas.() Total(20)
ASIGNACIÓN PRESUPUESTARIA:	10.000.000
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Formar y capacitar profesionales e investigadores con valores éticos en el área de las ciencias fiscales, a través de una educación de calidad, con un recurso humano comprometido y herramientas tecnológicas de vanguardia que coadyuven a una efectiva administración del tesoro de la nación.
OBJETIVOS ESPECÍFICOS:	Formar y capacitar profesionales e investigadores con valores éticos en el área de las ciencias fiscales, a través de una educación de calidad, con un recurso humano comprometido y herramientas tecnológicas de vanguardia que coadyuven a una efectiva administración del tesoro de la nación.
RESULTADO:	Programas de investigación y divulgación académica

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	5.000.000					5.000.000
4.02	Materiales, suministros y mercancías	2.000.000					2.000.000
4.03	Servicios no personales	2.000.000					2.000.000
4.04	Activos reales	1.000.000					1.000.000
	TOTAL	**10.000.000**					**10.000.000**

PROYECTO: COD. N.E: 128214 COD. PPTO: 700056000 Ampliación de la Planta Física de la ENAHP-IUT

UNIDAD DE MEDIDA: Acondicionamiento

CANTIDAD: Fem.() Mas.() Total(12)

ASIGNACIÓN PRESUPUESTARIA: 11.000.000

OBJETIVO HISTÓRICO: I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Formar y capacitar profesionales e investigadores con valores éticos en el área de las ciencias fiscales, a través de una educación de calidad, con un recurso humano comprometido y herramientas tecnológicas de vanguardia que coadyuven a una efectiva administración del tesoro de la nación.

OBJETIVOS ESPECÍFICOS: Formar y capacitar profesionales e investigadores con valores éticos en el área de las ciencias fiscales, a través de una educación de calidad, con un recurso humano comprometido y herramientas tecnológicas de vanguardia que coadyuven a una efectiva administración del tesoro de la nación.

RESULTADO: 12 Sedes

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	3.000.000					3.000.000
4.03	Servicios no personales	5.000.000					5.000.000
4.04	Activos reales	3.000.000					3.000.000
	TOTAL	11.000.000					11.000.000

PROYECTO:	COD. N.E: 128155 COD. PPTO: 700057000 Fortalecimiento de la Plataforma Tecnológica del Ministerio del Poder Popular de Economía y Finanzas
UNIDAD DE MEDIDA:	Solución
CANTIDAD:	Fem.() Mas.() Total(28)
ASIGNACIÓN PRESUPUESTARIA:	276.360.000
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Adecuar la Plataforma Tecnológica mediante la automatización de los procesos y aplicaciones, para garantizar su operatividad y funcionamiento, dándole un mejor uso a las tecnologías de la información como instrumento de efectividad, eficacia y eficiencia de la gestión pública.
OBJETIVOS ESPECÍFICOS:	Mantener, actualizar y optimizar el funcionamiento de la plataforma tecnológica del Ministerio del Poder Popular de Economía y Finanzas.
RESULTADO:	Soluciones informáticas e Infraestructura y servicios tecnológicos actualizados.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	5.000.000					5.000.000
4.03	Servicios no personales	143.860.000					143.860.000
4.04	Activos reales	127.500.000					127.500.000
	TOTAL	**276.360.000**					**276.360.000**

PROYECTO:	COD. N.E: 130355 COD. PPTO: 700058000 Programa Sectorial de Enfoque Amplio para Infraestructura Vial
UNIDAD DE MEDIDA:	Informe
CANTIDAD:	Fem.() Mas.() Total(8)
ASIGNACIÓN PRESUPUESTARIA:	1.890.000.000
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Formular, dar seguimiento, controlar y evaluar las políticas públicas, estrategias, regulaciones y planes nacionales y sectoriales, para dotar y consolidad la red de infraestructura vial de transporte y servicios conexos al territorio nacional.
OBJETIVOS ESPECÍFICOS:	Apoyar la inversión pública del Gobierno Nacional para preservar el patrimonio vial del país, promoviendo su sostenibilidad y mejorando los niveles de servicio mediante el desarrollo e implementación de mecanismos apropiados de mantenimiento e iniciativas de seguridad vial.
RESULTADO:	Red vial Nacional rehabilitada y mantenida

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.09	Asignaciones no distribuidas		1.890.000.000				1.890.000.000
	- 130355 Programa Sectorial de Enfoque Amplio para Infraestructura Vial		1.890.000.000				1.890.000.000
	TOTAL		**1.890.000.000**				**1.890.000.000**

PROYECTO:	COD. N.E: 130491 COD. PPTO: 700059000 Programa Estratégico para la consolidación del Sector Económico.
UNIDAD DE MEDIDA:	Informe
CANTIDAD:	Fem.() Mas.() Total(4)
ASIGNACIÓN PRESUPUESTARIA:	4.016.880.000
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Contribuir a la integración del sector privado y público mediante el diálogo y la ejecución de políticas públicas promovidas por el Ejecutivo Nacional para la consolidación del tejido industrial y productivo.
OBJETIVOS ESPECÍFICOS:	Fortalecer la inversión nacional mediante la implementación de políticas generales de financiamiento orientados a los sectores de la economía con un alto nivel de productividad, que genere crecimiento económico y bienestar social.
RESULTADO:	Sectores productivos fortalecidos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.09	Asignaciones no distribuidas		4.016.880.000				4.016.880.000
	- 130491 Programa Estratégico para la Consolidación del Sector Económico		4.016.880.000				4.016.880.000
	TOTAL		**4.016.880.000**				**4.016.880.000**

PROYECTO: COD. N.E: COD. PPTO: 709999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: bolivar

CANTIDAD: Fem.() Mas.() Total()

ASIGNACIÓN PRESUPUESTARIA: 11.632.813.501

OBJETIVO HISTÓRICO: III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Garantizar los Recursos Financieros para Asegurar la Ejecución de los Proyectos

OBJETIVOS ESPECÍFICOS: Transferir a los entes descentralizados los recursos financieros para la ejecución de los proyectos

RESULTADO: Recursos transferidos a los entes descentralizados para la ejecución de los proyectos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	780.234.553	10.852.578.948				11.632.813.501
	- 130490 Programa de Apoyo para el Fortalecimiento de Sectores Estratégicos		10.852.578.948				10.852.578.948
	Resto de Fuentes de Financiamiento	780.234.553					780.234.553
	TOTAL	**780.234.553**	**10.852.578.948**				**11.632.813.501**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	780.234.553	10.852.578.948				11.632.813.501
4.07.01.00.00	Transferencias y donaciones corrientes internas	780.234.553	10.852.578.948				11.632.813.501
4.07.01.03.00	Transferencias corrientes internas al sector público	780.234.553	10.852.578.948				11.632.813.501
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	377.530.339					377.530.339
	- A0122 Servicio Autónomo de Prestaciones Sociales de los Organismos de la Administración Central	260.000.000					260.000.000
	- A0185 Superintendencia Nacional de Valores	71.869.086					71.869.086
	- A0279 Superintendencia de Bienes Públicos	2.284.773					2.284.773
	- A0944 Superintendencia de Seguridad Social	43.376.480					43.376.480
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	29.541.742	10.852.578.948				10.882.120.690
	- A0547 Corporación Venezolana de Comercio Exterior, S.A.		10.852.578.948				10.852.578.948
	- A1536 Corporación de Servicios del Distrito Capital, S.A.	29.541.742					29.541.742
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios	373.162.472					373.162.472
	- A0546 Sociedad de Garantías Recíprocas para la Pequeña y Mediana Empresa del Estado Lara, S.A. (SGR- LARA, S.A.)	1.950.000					1.950.000
	- A0556 Sociedad de Garantías Recíprocas para la Pequeña y Mediana Empresa del Estado Portuguesa (S.G.R.- PORTUGUESA., S.A.)	1.500.000					1.500.000
	- A0817 Sociedad Nacional de Garantías Recíprocas para la Mediana y Pequeña Industria, S.A. (SOGAMPI, S.A)	37.500.000					37.500.000
	- A0841 Fondo Nacional de Garantías Recíprocas para la Pequeña y Mediana Empresa, S.A. (FONPYME)	34.046.894					34.046.894
	- A0855 Sociedad de Garantías Recíprocas para la Mediana y Pequeña Empresa del Estado Nueva Esparta, S.A. (S.G.R. NUEVA ESPARTA, S.A.)	700.000					700.000
	- A0857 Sociedad de Garantías Recíprocas para la Mediana y Pequeña Empresa del Estado Táchira, S.A. (S.G.R-TÁCHIRA, S.A.)	2.000.000					2.000.000
	- A1377 Bolsa Pública de Valores Bicentenaria	295.465.578					295.465.578

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	2.102.089.926					2.102.089.926
4.03	Servicios no personales	125.820.191					125.820.191
	TOTAL	2.227.910.117					2.227.910.117

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	625.167.931					625.167.931
4.03	Servicios no personales	1.957.303.370					1.957.303.370
4.04	Activos reales	336.177.827					336.177.827
4.05	Activos financieros	1.443.463.107					1.443.463.107
4.07	Transferencias y donaciones	7.038.079.920					7.038.079.920
4.08	Otros gastos	5.000.000					5.000.000
4.11	Disminución de pasivos	770.798.180					770.798.180
	TOTAL	12.175.990.335					12.175.990.335

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	6.683.358.661					6.683.358.661
4.07.01.00.00	Transferencias y donaciones corrientes internas	6.655.630.661					6.655.630.661
4.07.01.03.00	Transferencias corrientes internas al sector público	6.655.630.661					6.655.630.661
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.502.341.661					6.502.341.661
	- A0123 Servicio Nacional Integrado de Administración Aduanera y Tributaria (SENIAT)	5.599.100.000					5.599.100.000
	- A0185 Superintendencia Nacional de Valores	102.230.914					102.230.914
	- A0279 Superintendencia de Bienes Públicos	104.415.227					104.415.227
	- A0548 Centro Nacional de Comercio Exterior (CENCOEX)	665.472.000					665.472.000
	- A0944 Superintendencia de Seguridad Social	31.123.520					31.123.520
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios	153.289.000					153.289.000
	- A0470 Sociedad de Garantías Recíprocas para la Mediana y Pequeña Empresa del Estado Mérida, S.A. (SGR - MÉRIDA, S.A.)	4.070.477					4.070.477
	- A0546 Sociedad de Garantías Recíprocas para la Pequeña y Mediana Empresa del Estado Lara, S.A. (SGR- LARA, S.A.)	1.850.000					1.850.000
	- A0841 Fondo Nacional de Garantías Recíprocas para la Pequeña y Mediana Empresa, S.A. (FONPYME)	55.953.106					55.953.106
	- A0854 Sociedad de Garantías Recíprocas para el Sector Microfinanciero, S.A. (S.G.R. SOGAMIC, S.A.)	10.000.000					10.000.000
	- A0855 Sociedad de Garantías Recíprocas para la Mediana y Pequeña Empresa del Estado Nueva Esparta, S.A. (S.G.R. NUEVA ESPARTA, S.A.)	2.000.000					2.000.000
	- A1377 Bolsa Pública de Valores Bicentenaria	79.415.417					79.415.417
4.07.03.00.00	Transferencias y donaciones de capital internas	27.728.000					27.728.000
4.07.03.03.00	Transferencias de capital internas al sector público	27.728.000					27.728.000
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	27.728.000					27.728.000
	- A0548 Centro Nacional de Comercio Exterior (CENCOEX)	27.728.000					27.728.000

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	3.027.683.752					3.027.683.752
	TOTAL	**3.027.683.752**					**3.027.683.752**

ACCIÓN CENTRALIZADA: Asignaciones Predeterminadas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	615.806.011					615.806.011
	TOTAL	615.806.011					615.806.011

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	615.806.011					615.806.011
4.07.06.00.00	Subsidio de Régimen Especial	615.806.011					615.806.011
4.07.06.01.00	Subsidio de Régimen Especial	615.806.011					615.806.011
	- E7500 Distrito del Alto Apure	615.806.011					615.806.011

ACCIÓN CENTRALIZADA: Dirección y Coordinación del servicio de la deuda pública nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.03	Servicios no personales	15.000.000					15.000.000
4.10	Servicio de la deuda pública	163.316.579.733		87.939.696.780			251.256.276.513
	TOTAL	163.331.579.733		87.939.696.780			251.271.276.513

ACCIÓN CENTRALIZADA: Gastos Centralizados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	1.806.000.000					1.806.000.000
	TOTAL	**1.806.000.000**					**1.806.000.000**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	1.806.000.000					1.806.000.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.806.000.000					1.806.000.000
4.07.01.03.00	Transferencias corrientes internas al sector público	1.806.000.000					1.806.000.000
4.07.01.03.10	Transferencias corrientes al Poder Estadal	1.806.000.000					1.806.000.000
	- E5000 Distrito Capital	1.806.000.000					1.806.000.000

71

Ministerio del Poder Popular de Planificación

MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Para el Ejercicio Económico Financiero 2016, el Ministerio del Poder Popular de Planificación, en cumplimiento de su relevante Misión de regulación, formulación, adopción, seguimiento y evaluación de las políticas, estrategias, planes, programas y proyectos que contribuyan al crecimiento social, económico, político y territorial de la Nación en satisfacción de las necesidades del Pueblo Soberano, ha encauzado sus lineamientos de política, objetivos, estrategias y proyectos precisando su vinculación clara y directa en el marco de las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019".

Luego del estremecimiento de los esquemas de gestión y establecer las bases de la planificación como eslabón fundamental para la reconversión del Estado, rumbo al Socialismo Bolivariano; al Ministerio del Poder Popular de Planificación como ente rector de la materia en el ámbito Nacional, le corresponde para el año 2016 el importante desafío de profundizar y consolidar el andamiaje y configuración de las instancias de planificación, para hacerlas verdaderamente revolucionarias y vinculadas a la solución de los problemas sociales de la población, a escala comunal y local, afianzando el ejercicio del poder en el soberano: es decir, planificando para y con el pueblo.

En este sentido, se plantea:

- El fortalecimiento y desarrollo del sistema Nacional revolucionario de planificación, ejecución y seguimiento. Integración de bases de datos del Estado: políticas, proyectos, presupuesto, ejecución, inversiones sectoriales per cápita, por regiones y otras relevantes.
- El desarrollo del sistema de planes espaciales: regionales, subregionales y aportes a los planes locales de los corredores y urbanismos. Esquema integral de regionalización nacional, definiendo esquema conceptual, matriz de competencias y taxonomía; potenciación de una base productiva para el desarrollo nacional, a partir del conocimiento y propiciar una identidad cultural regional; especialización de la base productiva; desarrollo de las bases conceptuales, indicadores y seguimiento en la escala local.
- La consolidación de la Cartera de Inversión del Plan de la Patria. Modelos macroeconómicos para diseñar escenarios y proyectar impactos del desarrollo de la economía de manera integrada; economía de escala bajo figuras asociativas, de red y sostenibilidad del sistema de corporaciones, empresas y fábricas; conglomerados productivos; metodología y criterios estándares: cédula única para proyectos de inversión pública.
- Desarrollo de planes sectoriales y anualización de los mismos, así como planes estratégicos institucionales. Optimización del uso y aplicación del Plan Operativo Anual (PAO), para alcanzar objetivos y metas enmarcadas en las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019".
- Proceso de formación y construcción del Estado revolucionario, tanto en su personal como la institucionalidad y sistema organizativo de empresas. Sistema de gestión del conocimiento para la transformación del Estado, sistema de emulación y estímulo para los servidores públicos, líderes populares y sociales, sistema de función y empleo público: ingreso, ascenso y proyección profesional, clasificación de cargos, estandarización de escalas de sueldos para la homologación y dignificación del servidor público.
- Monitoreo y seguimiento situacional; así como observatorio de lo contemplado en las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019".

RESUMEN DE PROYECTOS DEL ÓRGANO DE EJECUCIÓN MULTIANUAL (En Bolívares)

Código		Denominación	Meta				Fecha de inicio	Fecha de Culminación	Acumulado al 31/12/2015	Ppto 2016	2017	Posteriores	Totales
N.E	Ppto.		Unidad de Medida	Cant.	Género								
					Fem.	Masc.							
130412	710072000	Modelo Prospectivo Bolivariano	Modelo	1			01/01/2016	31/12/2019		4 790 299	355.075		5.145.374
		TOTAL								4.790.299	355 075		5.145.374

RESUMEN DE PROYECTOS DEL ÓRGANO (En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
								Ingresos Extraordinarios				
N.E	Ppto.		Unidad de Medida	Cant.	Género		Ingresos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
					Fem.	Masc.						
130358	710058000	Planes de desarrollo Integral de las subregiones, Zonas de Conocimiento Productivo, Zonas Económicas Especiales, Distritos Motores y Zonas de Desarrollo Estratégico	Plan	12			9.161.191					9.161.191
130359	710059000	Modelación de Ciudad Socialista (Planificación Acción en escala local)	Plan	6			4.567.319					4 567.319
130360	710060000	Sistema de Registro de los Proyectos de Inversión Pública	Fase	4			9.096.817					9 096 817
130361	710061000	Diseño Institucional del Sistema de Empresas Públicas Nacionales y nuevas formas de Organización Socioproductivas	Decreto	1			886 848					886 848
130362	710062000	Impulso de la planificación popular en corredores de la GMBNT. Plan de la Patria Comunal. Plan Especial de Nuevos Urbanismos	Plan	8			4.226 000					4 226 000
130366	710064000	Sistema de Seguimiento, control y evaluación de los Planes y Proyectos Sociales	Informe	1			1.578 691					1.578.691
130372	710069000	Sistema de Datos Espaciales y Regionalización Nacional	Documento	1			6.172.995					6 172.995
130373	710070000	Desarrollo del Sistema de Escuelas de Gobierno	Sistema	1			9 240.420					9 240 420

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
					Género			Ingresos Extraordinarios				
N.E.	Ppto.		Unidad de Medida	Cant.	Fem.	Masc.	Ingresos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
130412	710072000	Modelo Prospectivo Bolivariano	Modelo	1			4.790.299					4.790.299
130417	710077000	Diseño de variables y criterios metodológicos para la elaboración, control, seguimiento y evaluación de los planes estratégicos sectoriales e institucionales	Plan	5			5.191.087					5.191.087
130419	710078000	Diseño e implementación de un sistema integral de planificación, presupuesto, administración y seguimiento, de los Planes Sectoriales y Operativos del Estado.	Sistema	1			2.348.889					2.348.889
130375	710080000	Fortalecimiento de la planificación y la gestión del personal al servicio del Estado	Institución	2			6.030.972					6.030.972
130379	710084000	Nuevo Modelo para la Gestión Humana en la Administración Pública Nacional	Lineamiento	5			675.713					675.713
	719999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar	2.087.377.109			681.970.681	1.405.406.428				2.087.377.109
		TOTAL					745.937.922	1.405.406.428				2.151.344.350

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
710001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	370 036.013					370 036.013
710002000	Gestión administrativa	2 254.047.705					2.254.047.705
710003000	Previsión y Protección Social	145 755.788					145 755 788
	TOTAL	2.769.839.506					2.769.839.506

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**56**	**47**		**103**	**21.123.155**		**21.123.155**
Altos Funcionarios y de Elección Popular		1		1	302.335		302.335
Alto Nivel y de Dirección	2	2		4	1.173.061		1.173.061
Directivo	26	28		54	13.164.549		13.164.549
Personal Administrativo	26	2		28	4.410.153		4.410.153
Obrero	2	14		16	2.073.057		2.073.057
Personal Contratado	**162**	**221**		**383**	**48.107.387**		**48.107.387**
Directivo	8	10		18	1.603.082		1.603.082
Personal Administrativo	154	211		365	46.504.305		46.504.305
TOTAL	**218**	**268**		**486**	**69.230.542**		**69.230.542**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas F	Nº de Personas M	Nº de Personas Total	Presupuesto 2016
Pensionados	49	16	65	22.461.997
Empleados	49	16	65	22.461.997
Jubilados	231	143	374	123.293.791
Empleados	231	143	374	123.293.791
TOTAL	280	159	439	145.755.788

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	334.383.263					334.383.263
4.02	Materiales, suministros y mercancías	103.656.186					103.656.186
4.03	Servicios no personales	214.492.776					214.492.776
4.04	Activos reales	8.238.193					8.238.193
4.07	Transferencias y donaciones	2.831.516.730	1.405.406.428				4.236.923.158
4.11	Disminución de pasivos	23.490.280					23.490.280
	TOTAL	3.515.777.428	1.405.406.428				4.921.183.856

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.684.188.242	1.405.406.428				4.089.594.670
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.684.188.242	1.405.406.428				4.089.594.670
4.07.01.03.00	Transferencias corrientes internas al sector público	2.684.188.242	1.405.406.428				4.089.594.670
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.474.091.948	243.251.278				2.717.343.226
	- A0015 Corporación de Desarrollo de la Región Central (CORPOCENTRO)	101.836.470					101.836.470
	- A0016 Corporación de Desarrollo de la Región de los Llanos (CORPOLLANOS)	124.886.987					124.886.987
	- A0018 Corporación de Desarrollo de la Región de los Andes (CORPOANDES)	116.986.809					116.986.809
	- A0019 Corporación de Desarrollo de la Región Zuliana (CORPOZULIA)	431.354.139					431.354.139
	- A0198 Instituto Nacional de Estadística (INE)	1.091.097.971	133.001.278				1.224.099.249
	- A0261 Corporación de Desarrollo Jacinto Lara (CORPOLARA)	79.754.700					79.754.700
	- A0325 Fundación Escuela de Gerencia Social (FEGS)	33.418.200					33.418.200
	- A0455 Fundación Escuela Venezolana de Planificación	247.228.127					247.228.127
	- A0909 Instituto Geográfico de Venezuela "Simón Bolívar"	247.528.545	110.250.000				357.778.545
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	210.096.294	1.162.155.150				1.372.251.444
	- A0296 Corporación de Desarrollo de la Cuenca del Río Tuy "Francisco de Miranda", S.A. (CORPOMIRANDA, S.A.)	141.215.911	1.162.155.150				1.303.371.061
	- A0298 Corporación Especial para el Desarrollo Integral del Estado Amazonas, S.A. (CORPOAMAZONAS,S.A.)	68.880.383					68.880.383

PROYECTO:	COD. N.E: 130358 COD. PPTO: 710058000 Planes de desarrollo Integral de las subregiones, Zonas del Conocimiento Productivo, Zonas Económicas Especiales, Distritos Motores y Zonas de Desarrollo Estratégico
UNIDAD DE MEDIDA:	Plan
CANTIDAD:	Fem.() Mas.() Total(12)
ASIGNACIÓN PRESUPUESTARIA:	9.161.191
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Contribuir en la formulación de los planes de desarrollo integral de los Distrito Motores Priorizados, con el objeto de impulsar las actividades productivas y el fortalecimiento del Poder Popular.
OBJETIVOS ESPECÍFICOS:	Disponer de los planes específicos para el desarrollo integral de las distintas Unidades de Planificación Territorial
RESULTADO:	Planes específicos formulados en todas las Unidades de Planificación Territorial

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	756.187					756.187
4.03	Servicios no personales	7.720.354					7.720.354
4.04	Activos reales	684.650					684.650
	TOTAL	**9.161.191**					**9.161.191**

PROYECTO: COD. N.E: 130359 COD. PPTO: 710059000 Modelación de Ciudad Socialista (Planificación Acción en escala local)

UNIDAD DE MEDIDA: Plan

CANTIDAD: Fem.() Mas.() Total(6)

ASIGNACIÓN PRESUPUESTARIA: 4.567.319

OBJETIVO HISTÓRICO: III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Fortalecer el proceso de planificación en los términos de participación del poder popular, articulación interinstitucional e incorporación de los planes comunales en la planificación institucional

OBJETIVOS ESPECÍFICOS: Establecer lineamientos generales conceptuales y metodológicos de planificación de la ciudad socialista y promover su aplicación

RESULTADO: Bases metodológicas de direccionalidad de planificación urbana participativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	408.156					408.156
4.03	Servicios no personales	4.072.963					4.072.963
4.04	Activos reales	86.200					86.200
	TOTAL	**4.567.319**					**4.567.319**

PROYECTO: COD. N.E: 130360 COD. PPTO: 710060000 Sistema de Registro de los Proyectos de Inversión Pública

UNIDAD DE MEDIDA: Fase

CANTIDAD: Fem.() Mas.() Total(4)

ASIGNACIÓN PRESUPUESTARIA: 9.096.817

OBJETIVO HISTÓRICO: 1. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Sistematizar la información de los proyectos de inversión pública nacional, en una base de datos y metodología que permita la toma de decisiones oportuna y seguimiento de proyectos en función del Plan de la Patria.

OBJETIVOS ESPECÍFICOS: Diseño y puesta en producción de las fases complementarias del sistema nacional de inversión pública, a fin de garantizar el funcionamiento de forma eficiente del mismo.

RESULTADO: Servicio de Información de los Proyectos de Inversión

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	317.376					317.376
4.03	Servicios no personales	8.429.441					8.429.441
4.04	Activos reales	350.000					350.000
	TOTAL	**9.096.817**					**9.096.817**

PROYECTO:	COD. N.E: 130361 COD. PPTO: 710061000 Diseño Institucional del Sistema de Empresas Públicas Nacionales y nuevas formas de Organización Socioproductivas
UNIDAD DE MEDIDA:	Decreto
CANTIDAD:	Fem.() Mas.() Total(1)
ASIGNACIÓN PRESUPUESTARIA:	886.848
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Diseñar la Arquitectura Institucional, mecanismos de estímulo, gestión y seguimiento del Sistema de Empresas Estatales Nacionales y de las nuevas formas de Organización Socioproductivas
OBJETIVOS ESPECÍFICOS:	Realizar el diseño Institucional del Sistema de Empresas Públicas Nacionales y nuevas formas de Organización Socioproductivas como espacio de construcción de la nueva dinámica productiva, en el marco de la revolución de la eficiencia y el desarrollo del modelo económico productivo socialista.
RESULTADO:	Proyecto de Decreto de Organización del Sistema de Empresas Públicas Nacionales y nuevas formas de Organización Socioproductivas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	780.000					780.000
4.02	Materiales, suministros y mercancías	95.400					95.400
4.03	Servicios no personales	11.448					11.448
	TOTAL	886.848					886.848

PROYECTO:	COD. N.E: 130362 COD. PPTO: 710062000 Impulso de la planificación popular en corredores de la GMBNT. Plan de la Patria Comunal. Plan Especial de Nuevos Urbanismos
UNIDAD DE MEDIDA:	Plan
CANTIDAD:	Fem.() Mas.() Total(8)
ASIGNACIÓN PRESUPUESTARIA:	4.226.000
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Desarrollar lineamientos metodológicos de planificación para los sectores urbanos, comunas y subregiones de desarrollo
OBJETIVOS ESPECÍFICOS:	Desarrollar un esquema de trabajo que permita el manejo de datos, la modelación y el análisis espacial de las ciudades y sectores comunales con el fin de localizar e interconectar sus actividades económicas
RESULTADO:	La construcción de los planes en los corredores y nuevos urbanismos de los Estados, Mérida, Miranda, Falcón y Distrito Capital

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	542.214					542.214
4.03	Servicios no personales	3.683.786					3.683.786
	TOTAL	4.226.000					4.226.000

PROYECTO:	COD. N.E: 130366 COD. PPTO: 710064000 Sistema de Seguimiento, control y evaluación de los Planes y Proyectos Sociales
UNIDAD DE MEDIDA:	Informe
CANTIDAD:	Fem.() Mas.() Total(1)
ASIGNACIÓN PRESUPUESTARIA:	1.578.691
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Diversificar los mecanismos de participación ciudadana, en las acciones de control y evaluación de la planificación social.
OBJETIVOS ESPECÍFICOS:	Contribuir a la construcción del concepto nacional del Vivir Bien y establecer un Sistema de Seguimiento, Control y Evaluación de los Planes y Proyectos Sociales
RESULTADO:	Un sistema (1) de seguimiento, control y evaluación a implementar con 8 Órganos y Misiones y Grandes Misiones 2 experiencias validadas y sistematizadas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancias	635.159					635.159
4.03	Servicios no personales	943.532					943.532
	TOTAL	**1.578.691**					**1.578.691**

PROYECTO:	COD. N.E: 130372 COD. PPTO: 710069000 Sistema de Datos Espaciales y Regionalización Nacional
UNIDAD DE MEDIDA:	documento
CANTIDAD:	Fem.() Mas.() Total(1)
ASIGNACIÓN PRESUPUESTARIA:	6.172.995
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Contribuir con la formulación de los planes regionales de desarrollo en el contexto del Sistema Nacional de Planificación
OBJETIVOS ESPECÍFICOS:	Generar un modelo funcional de regionalización considerando las variables físico naturales, geohistóricas, económica, sistema urbano regional y de movilidad; que constituya un soporte para el asiento y desarrollo del modelo productivo y espacial de transición al socialismo
RESULTADO:	Planes regionales de desarrollo

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	1.406.123					1.406.123
4.03	Servicios no personales	4.746.872					4.746.872
4.04	Activos reales	20.000					20.000
	TOTAL	6.172.995					6.172.995

PROYECTO:	COD. N.E: 130373 COD. PPTO: 710070000 Desarrollo del Sistema de Escuelas de Gobierno
UNIDAD DE MEDIDA:	Sistema
CANTIDAD:	Fem.() Mas.() Total(1)
ASIGNACIÓN PRESUPUESTARIA:	9.240.420
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Sistema de Gestión del Conocimiento para la transformación del Estado: Instituto de Altos Estudios y Sistema de Escuelas del Gobierno Bolivariano
OBJETIVOS ESPECÍFICOS:	Desarrollo del Sistema de Escuelas de Gobierno, incluyendo el desarrollo de líneas programáticas y la construcción del tejido en el territorio para la formación integral, contínua y permanente de los servidores revolucionarios y cuadros de dirección en la Administración Pública Nacional y el Frente Productivo
RESULTADO:	Un (1) Sistema de Escuelas de Gobierno que articule las potencialidades del Estado para la formación, seguimiento y emulación de los servidores públicos y cuadros de dirección del frente social y productivo.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	4.873.459					4.873.459
4.03	Servicios no personales	4.366.961					4.366.961
	TOTAL	**9.240.420**					**9.240.420**

PROYECTO:	COD. N.E: 130412 COD. PPTO: 710072000 Modelo Prospectivo Bolivariano
UNIDAD DE MEDIDA:	Modelo
CANTIDAD:	Fem.() Mas.() Total(1)
ASIGNACIÓN PRESUPUESTARIA:	4.790.299
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	N/A
OBJETIVOS ESPECÍFICOS:	Construir una propuesta teórico-metodológica revolucionaria sobre prospectiva en Venezuela, así como la correspondiente estructura de organización y funcionamiento en la Administración Pública Nacional, que permita aplicarla en la construcción del país diseñado en el Proyecto Nacional Simón Bolívar
RESULTADO:	Modelos y Sistemas Prospectivos Bolivarianos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares).

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancias	2.474.301					2.474.301
4.03	Servicios no personales	2.315.998					2.315.998
	TOTAL	**4.790.299**					**4.790.299**

PROYECTO:	COD. N.E: 130417 COD. PPTO: 710077000 Diseño de variables y criterios metodológicos para la elaboración, control, seguimiento y evaluación de los planes estratégicos sectoriales e institucionales
UNIDAD DE MEDIDA:	Plan
CANTIDAD:	Fem.() Mas.() Total(5)
ASIGNACIÓN PRESUPUESTARIA:	5.191.087
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Promover la formulación de los planes sectoriales en materia económica, social, territorial y político institucional.
OBJETIVOS ESPECÍFICOS:	Adecuar los instrumentos metodológicos de planificación pública y popular en función de las tipologías de los sectores para facilitar la orientación en la formulación, control, seguimiento y evaluación de los Planes Estratégicos Sectoriales e Institucionales.
RESULTADO:	Documentos referenciales de líneas estratégicas para la toma de decisiones, con fundamentación técnica.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	2.351.795					2.351.795
4.03	Servicios no personales	2.839.292					2.839.292
	TOTAL	5.191.087					5.191.087

PROYECTO:	COD. N.E: 130419 COD. PPTO: 710078000 Diseño e implementación de un sistema integral de planificación, presupuesto, administración y seguimiento, de los Planes Sectoriales y Operativos del Estado.
UNIDAD DE MEDIDA:	Sistema
CANTIDAD:	Fem.() Mas.() Total(1)
ASIGNACIÓN PRESUPUESTARIA:	2.348.889
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Aplicar métodos avanzados de dirección que contribuyan al perfeccionamiento del proceso de toma de decisiones en el Ministerio del Poder Popular de Planificación.
OBJETIVOS ESPECÍFICOS:	Diseñar e implantar el Sistema Integral de Planificación Estratégica para la Administración Pública Nacional, garantizando la formulación, seguimiento y evaluación de planes operativos y estratégicos vinculados a los presupuestos públicos, así como a la asignación de recurso eficiente y bajo criterios de prudencia y racionalidad económica con base a lo definido en la Ley Orgánica de Planificación Pública y Popular.
RESULTADO:	Un Sistema Integral de Planificación que proyecte la planificación operativa y estratégica del Estado.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	659.653					659.653
4.03	Servicios no personales	1.689.236					1.689.236
	TOTAL	**2.348.889**					**2.348.889**

PROYECTO:	COD. N.E: 130375 COD. PPTO: 710080000 Fortalecimiento de la planificación y la gestión del personal al servicio del Estado
UNIDAD DE MEDIDA:	Institución
CANTIDAD:	Fem.() Mas.() Total(2)
ASIGNACIÓN PRESUPUESTARIA:	6.030.972
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Reorganizar el sistema de función y empleo público para la homologación y dignificación de los trabajadores, de acuerdo a sus roles y competencias y a través de políticas laborales integrales que potencie las capacidades de gestión de gobierno y el desarrollo del modelo económico productivo socialista.
OBJETIVOS ESPECÍFICOS:	La planificación centralizada, eficaz y eficiente de la gestión de personal en la Administración Pública Nacional
RESULTADO:	Red de Oficina de Gestión Humana

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	2.048.936					2.048.936
4.03	Servicios no personales	3.982.036					3.982.036
	TOTAL	**6.030.972**					**6.030.972**

PROYECTO: COD. N.E: 130379 COD. PPTO: 710084000 Nuevo Modelo para la Gestión Humana en la Administración Pública Nacional

UNIDAD DE MEDIDA: Lineamiento

CANTIDAD: Fem.() Mas.() Total(5)

ASIGNACIÓN PRESUPUESTARIA: 675.713

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Reorganizar el sistema de función y empleo público para la homologación y dignificación de los trabajadores, de acuerdo a sus roles y competencias y a través de políticas laborales integrales que potencie las capacidades de gestión de gobierno y el desarrollo del modelo económico productivo socialista.

OBJETIVOS ESPECÍFICOS: Transformación del modelo de remuneración y beneficios socioeconómicos para los trabajadores y trabajadoras de la Administración Pública Nacional.

RESULTADO: Lineamiento para el Desarrollo de la Función Pública

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	608.981					608.981
4.03	Servicios no personales	66.732					66.732
	TOTAL	675.713					675.713

PROYECTO:	COD. N.E: COD. PPTO: 719999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	Bolívar
CANTIDAD:	Fem.() Mas.() Total(2.087.377.109)
ASIGNACIÓN PRESUPUESTARIA:	2.087.377.109
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar los recursos financieros para asegurar la ejecución de los proyectos
OBJETIVOS ESPECÍFICOS:	Transferir a los entes los recursos financieros para la ejecución de los proyectos
RESULTADO:	Recursos transferidos a los entes descentralizados para ejecución de los proyectos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	681.970.681	1.405.406.428				2.087.377.109
	- 110855 Saneamiento y Desarrollo Integral de la Cuenca del Río Tuy		1.162.155.150				1.162.155.150
	- 118951 Generación de la Cartografía Básica en los estados al Norte del Río Orinoco		110.250.000				110.250.000
	- 128801 Consolidación de la Infraestructura Estadística del INE como ente rector del SEN		133.001.278				133.001.278
	Resto de Fuentes de Financiamiento	681.970.681					681.970.681
	TOTAL	**681.970.681**	**1.405.406.428**				**2.087.377.109**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	681.970.681	1.405.406.428				2.087.377.109
4.07.01.00.00	Transferencias y donaciones corrientes internas	681.970.681	1.405.406.428				2.087.377.109
4.07.01.03.00	Transferencias corrientes internas al sector público	681.970.681	1.405.406.428				2.087.377.109
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	668.090.298	243.251.278				911.341.576
	- A0015 Corporación de Desarrollo de la Región Central (CORPOCENTRO)	5.500.000					5.500.000
	- A0016 Corporación de Desarrollo de la Región de los Llanos (CORPOLLANOS)	28.993.750					28.993.750
	- A0018 Corporación de Desarrollo de la Región de los Andes (CORPOANDES)	14.974.809					14.974.809
	- A0019 Corporación de Desarrollo de la Región Zuliana (CORPOZULIA)	11.872.614					11.872.614
	- A0198 Instituto Nacional de Estadística (INE)	345.592.566	133.001.278				478.593.844
	- A0325 Fundación Escuela de Gerencia Social (FEGS)	7.161.752					7.161.752
	- A0455 Fundación Escuela Venezolana de Planificación	152.773.304					152.773.304
	- A0909 Instituto Geográfico de Venezuela "Simón Bolívar"	101.221.503	110.250.000				211.471.503
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	13.880.383	1.162.155.150				1.176.035.533
	- A0296 Corporación de Desarrollo de la Cuenca del Río Tuy "Francisco de Miranda", S.A. (CORPOMIRANDA, S.A.)		1.162.155.150				1.162.155.150
	- A0298 Corporación Especial para el Desarrollo Integral del Estado Amazonas, S.A. (CORPOAMAZONAS,S.A.)	13.880.383					13.880.383

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	333.603.263					333.603.263
4.03	Servicios no personales	36.432.750					36.432.750
	TOTAL	370.036.013					370.036.013

ACCIÓN CENTRALIZADA: Gestión administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancias	86.478.446					86.478.446
4.03	Servicios no personales	133.191.375					133.191.375
4.04	Activos reales	7.097.343					7.097.343
4.07	Transferencias y donaciones	2.003.790.261					2.003.790.261
4.11	Disminución de pasivos	23.490.280					23.490.280
	TOTAL	2.254.047.705					2.254.047.705

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.002.217.561					2.002.217.561
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.002.217.561					2.002.217.561
4.07.01.03.00	Transferencias corrientes internas al sector público	2.002.217.561					2.002.217.561
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.806.001.650					1.806.001.650
	- A0015 Corporación de Desarrollo de la Región Central (CORPOCENTRO)	96.336.470					96.336.470
	- A0016 Corporación de Desarrollo de la Región de los Llanos (CORPOLLANOS)	95.893.237					95.893.237
	- A0018 Corporación de Desarrollo de la Región de los Andes (CORPOANDES)	102.012.000					102.012.000
	- A0019 Corporación de Desarrollo de la Región Zuliana (CORPOZULIA)	419.481.525					419.481.525
	- A0198 Instituto Nacional de Estadística (INE)	745.505.405					745.505.405
	- A0261 Corporación de Desarrollo Jacinto Lara (CORPOLARA)	79.754.700					79.754.700
	- A0325 Fundación Escuela de Gerencia Social (FEGS)	26.256.448					26.256.448
	- A0455 Fundación Escuela Venezolana de Planificación	94.454.823					94.454.823
	- A0909 Instituto Geográfico de Venezuela "Simón Bolívar"	146.307.042					146.307.042
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	196.215.911					196.215.911
	- A0296 Corporación de Desarrollo de la Cuenca del Río Tuy "Francisco de Miranda", S.A. (CORPOMIRANDA, S.A.)	141.215.911					141.215.911
	- A0298 Corporación Especial para el Desarrollo Integral del Estado Amazonas, S.A. (CORPOAMAZONAS,S.A.)	55.000.000					55.000.000

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	145.755.788					145.755.788
	TOTAL	145.755.788					145.755.788

72

Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología

MINISTERIO DEL PODER POPULAR PARA EDUCACIÓN UNIVERSITARIA, CIENCIA Y TECNOLOGÍA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología, tiene como propósito contribuir con la consolidación del nuevo Estado Social de Derecho y de Justicia, que impulsa el proceso de la Revolución Bolivariana y que consagra en la Constitución de la República Bolivariana de Venezuela. Es por ello, que se orienta a la instrumentación de la Revolución del Conocimiento, al promover un modelo propio que integre la ciencia, la cultura y la tecnología, en el proceso de transformación de la educación universitaria para la generación y aplicación del conocimiento, teniendo como objetivo primordial el desarrollo de las capacidades científico-tecnológicas, que contribuyan a defender y a garantizar nuestro bien más preciado, la Independencia.

Los esfuerzos estarán orientados a la construcción de un binomio entre la formación y la investigación, desde una nueva ética del conocimiento científico, tecnológico y humanístico, que permita desde el diálogo de saberes culturales ancestrales y científicos, la generación y aplicación del conocimiento desde proyectos desarrollados por las Instituciones de Educación Universitaria, los Centros de Investigación, las Empresas de Producción y Servicios, las Unidades Territoriales, así como otros entes adscritos al Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología, en articulación con las instancias del Poder Popular, para la vinculación con la realidad social y productiva, que permitan desde la educación, la investigación científica, junto con la aplicación de la ciencia y la tecnología, la producción de bienes y prestación de servicios, que contribuyan a la satisfacción de las necesidades de la población y la consolidación del tejido socio-productivo regional y nacional.

En esta perspectiva el Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología, continuará en primer lugar, con el proceso de consolidación de los objetivos históricos, nacionales, estratégicos y generales que contempla las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013 – 2019 y en segundo término, con las cinco grandes líneas o temas de política institucional establecidos para la formulación del Documento Político del Plan Operativo Anual (POA) 2016, los cuales se enuncian de la siguiente manera:

1. Ingreso, prosecución y egreso de profesionales universitarios orientados al fortalecimiento de las capacidades productivas.

Programas:

- Creación de Programas Nacionales de Formación orientados al fortalecimiento del desarrollo económico.
- Impulso a la incorporación efectiva de los profesionales en distintos espacios productivos a nivel nacional.
- Desarrollo el Plan Nacional de Formación en programación para el desarrollo de aplicaciones y contenidos que coadyuven a la organización social y productiva.
- Implementación del programa nacional de formación con la comunidad estudiantil universitaria en áreas requeridas para la producción nacional de piezas y componentes.
- Implementación del programa nacional de formación aeroespacial a nivel de pregrado y postgrado.
- Transformación de las instituciones universitarias garantizando la territorialización y el acceso a la educación.
- Implementación de los programas nacionales de formación avanzada a nivel agroalimentario, industria petrolera y manufacturera.

- Implantación de servicios estudiantiles que contribuyan a garantizar el vivir bien de la comunidad universitaria.
- Impulso a la incorporación efectiva de los profesionales en distintos espacios productivos a nivel nacional.
- Democratización del acceso a la educación universitaria de todos los bachilleres que deseen ingresar en el subsistema.

2. Investigación, desarrollo tecnológico e innovación con pertinencia desde la perspectiva del modelo venezolano.

Programas:

- Conformación de redes nacionales y regionales de investigación vinculadas al sistema productivo.
- Aplicación de los conocimientos y tecnologías para el fortalecimiento del aparato productivo nacional en los sectores primario y secundario.
- Desarrollo de un modelo de investigación que genere y aplique conocimiento para el pueblo.
- Generación de espacios de encuentro para el intercambio de saberes y conocimiento entre distintos actores vinculados con la formación y la investigación.
- Generación de espacios de encuentro para el intercambio, transferencia y aplicación de conocimiento en materia de ciencia, tecnología e innovación.
- Creación de programas lúdico- recreativos para niños, niñas y jóvenes con la finalidad de despertar vocaciones tempranas orientadas a la ciencia y tecnología.
- Estableciendo plataformas tecnológicas que faciliten los procesos agroalimentarios, manufactureros y de telecomunicaciones.
- Impulso a los procesos de seguridad electrónica y automatización de trámites y solicitudes administrativos.
- Fortalecimiento de las franjas temáticas que conforman la programación del canal.
- Desarrollar contenido programático para aplicar en dispositivos móviles con valores nacionales, multiétnicos y pluriculturales, fomentando la integración de los pueblos del sur.
- Desarrollo de un modelo de investigación que genere y aplique conocimiento para el pueblo.
- Impulso a las líneas nacionales de formación-investigación en el subsistema de educación universitaria orientadas al fortalecimiento productivo.
- Impulso a la plataforma tecnológica que facilite los procesos de intercambios de datos entre instituciones públicas y el pueblo venezolano.

3. Infraestructura científica-tecnológica, educativa y de telecomunicaciones óptima para garantizar uso y acceso a toda la población.

Programas:

- Desarrollo de un modelo de investigación que genere y aplique conocimiento para el pueblo.
- Expansión de las Tecnologías de Información y Comunicación para garantizar el acceso a toda la población.
- Regulación, mantenimiento y expansión de la Plataforma postal en Venezuela.
- Mantenimiento y fortalecimiento de las estructuras de Instituciones universitarias existentes.
- Establecer infraestructura universitaria de acuerdo a la demanda nacional de formación-investigación.
- Generación y desarrollo de conocimientos y tecnologías para la fabricación de equipos electrónicos.
- Fortalecimiento de las capacidades para la producción y el uso de la tecnología espacial de observación terrena.
- Expansión de la conectividad a centros educativos, hospitalarios y puntos de control a nivel nacional.
- Expansión de la tecnología satelital de comunicaciones y de observación terrena para la cobertura de todo el territorio nacional.
- Transformación de las aldeas universitarias para mejorar las condiciones del proceso formativo en las diferentes áreas del conocimiento.

- Acceso a las tecnologías de información y comunicación a través de la producción y distribución computadoras portátiles Canaima.
- Acceso a las tecnologías de información y comunicación a través de adquisición y distribución de tabletas Canaima.
- Acceso a las tecnologías de información y comunicación a través de la instalación de Wifi en las escuelas y en las instituciones de educación universitaria.
- Fortaleciendo el resguardo y rescate de las lenguas y cultura indígena en el subsistema de educación universitaria.
- Adecuación y modernización de laboratorios y talleres de las instituciones de educación universitaria para su vinculación con las unidades de producción.

4. Institucionalidad que consolide el binomio formación-investigación dentro del Sistema Nacional en Ciencia, Tecnología e Innovación y el Subsistema de Educación Universitaria.

Programas:

- Conformación de redes institucionales para la generación y aplicación de conocimiento dentro el Sistema Nacional de Ciencia y Tecnología.
- Desarrollo de una visión estratégica regional que oriente las capacidades científico-tecnológicas y de formación.
- Generación de mecanismos de control que garanticen transparencia y eficiencia en la gestión.
- Fortalecimiento de la vinculación entre los actores que intervienen en el sector de telecomunicaciones.
- Articulación con diferentes actores para el fortalecimiento del software libre y sus múltiples aplicaciones.
- Transferencias y socialización de conocimientos y tecnologías para el empoderamiento del pueblo venezolano.
- Impulso del uso de plataformas digitales bajo estándares abiertos en la administración pública nacional.
- Consolidar el Plan Nacional de Alfabetización Tecnológica con los servidores y las servidoras públicas.

5. Inversión en programas y proyectos de investigación, desarrollo tecnológico e innovación que fortalezcan el desarrollo nacional.

Programas:

- Financiamiento a programas y proyectos de investigación, desarrollo tecnológico e innovación que fortalezcan el desarrollo nacional.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos N.E.	Códigos Ppto.	Denominación	Meta Unidad de Medida	Meta Cant.	Meta Género Fem.	Meta Género Masc.	Recursos Ingresos Ordinarios	Recursos Ingresos Extraordinarios Proyectos por Endeudamiento	Recursos Ingresos Extraordinarios Deuda Pública	Recursos Ingresos Extraordinarios Gestión Fiscal	Recursos Ingresos Extraordinarios Otros Ingresos Extraordinarios	Presupuesto 2016
127460	720022000	Desarrollo de metodologías para incrementar las capacidades científico y tecnológicas a nivel Nacional	proceso	4			20.000.000					20.000.000
127351	720023000	Desarrollo de la organización estructural y funcional de las oficinas responsables de atender la infraestructura y dotación de los espacios de educación universitaria	oficina	21			29.232.090					29.232.090
	729999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	bolívar	72.987.911.399			72.987.911.399					72.987.911.399
		TOTAL					73.037.143.489					73.037.143.489

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos Ingresos Ordinarios	Recursos Ingresos Extraordinarios Proyectos por Endeudamiento	Recursos Ingresos Extraordinarios Deuda Pública	Recursos Ingresos Extraordinarios Gestión Fiscal	Recursos Ingresos Extraordinarios Otros Ingresos Extraordinarios	Presupuesto 2016
720001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	1.954.191.576					1.954.191.576
720002000	Gestión administrativa	35.421.850.015					35.421.850.015
720003000	Previsión y Protección Social	106.571.794					106.571.794
	TOTAL	37.482.613.385					37.482.613.385

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**556**	**380**		**936**	**91.557.914**	**1.807.682**	**93.365.596**
Alto Nivel y de Dirección		1		1	89.061		89.061
Directivo	57	79		136	12.112.182		12.112.182
Profesional y Técnico	258	153		411	43.210.845	595.835	43.806.680
Personal Administrativo	65	46		111	10.063.934	160.919	10.224.853
Obrero	176	101		277	26.081.892	1.050.928	27.132.820
Personal Contratado	**275**	**222**		**497**	**49.446.227**		**49.446.227**
Profesional y Técnico	165	145		310	31.845.902		31.845.902
Personal Administrativo	80	30		110	9.796.618		9.796.618
Obrero	30	47		77	7.803.707		7.803.707
TOTAL	**831**	**602**		**1.433**	**141.004.141**	**1.807.682**	**142.811.823**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas F	N° de Personas M	N° de Personas Total	Presupuesto 2016
Pensionados	**7**	**4**	**11**	**15.540.415**
Empleados	7	4	11	15.540.415
Jubilados	**49**	**10**	**59**	**91.031.379**
Empleados	49	10	59	91.031.379
TOTAL	56	14	70	**106.571.794**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Ordinarios	Ingresos Extraordinarios: Proyectos por Endeudamiento	Ingresos Extraordinarios: Deuda Pública	Ingresos Extraordinarios: Gestión Fiscal	Ingresos Extraordinarios: Otros Ingresos Extraordinarios	Presupuesto 2016
4.01	Gastos de personal	1.873.079.370					1.873.079.370
4.02	Materiales, suministros y mercancías	140.673.915					140.673.915
4.03	Servicios no personales	467.194.717					467.194.717
4.04	Activos reales	120.641.208					120.641.208
4.07	Transferencias y donaciones	107.914.167.664					107.914.167.664
4.11	Disminución de pasivos	4.000.000					4.000.000
	TOTAL	**110.519.756.874**					**110.519.756.874**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	107.569.111.402					107.569.111.402
4.07.01.00.00	Transferencias y donaciones corrientes internas	107.569.111.402					107.569.111.402
4.07.01.03.00	Transferencias corrientes internas al sector público	107.569.111.402					107.569.111.402
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	107.236.324.859					107.236.324.859
	- A0006 Colegio Universitario Francisco de Miranda	277.756.656					277.756.656
	- A0007 Colegio Universitario de Caracas	526.317.236					526.317.236
	- A0008 Colegio Universitario "Profesor José Lorenzo Pérez Rodríguez"	194.765.127					194.765.127
	- A0011 Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)	46.169.185.481					46.169.185.481
	- A0028 Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio", Región Capital	326.250.344					326.250.344
	- A0029 Instituto Universitario de Tecnología Alonso Gamero, Coro	465.710.456					465.710.456
	- A0030 Instituto Universitario de Tecnologia Agroindustrial Región Los Andes	490.918.556					490.918.556
	- A0032 Instituto Universitario de Tecnología de los Llanos	346.019.893					346.019.893
	- A0033 Instituto Universitario de Tecnología de Maracaibo	688.235.323					688.235.323
	- A0035 Instituto Universitario de Tecnología de Yaracuy	344.597.895					344.597.895
	- A0036 Instituto Universitario de Tecnologia de Puerto Cabello	303.343.232					303.343.232
	- A0038 Instituto Universitario de Tecnología de Valencia	368.879.654					368.879.654
	- A0039 Universidad Politécnica Territorial del Estado Trujillo "Mario Briceño Iragorry"	323.366.859					323.366.859
	- A0040 Universidad Politécnica Territorial "José Antonio Anzoátegui	405.897.243					405.897.243
	- A0042 Instituto Universitario de Tecnologia de Cabimas	512.468.314					512.468.314
	- A0048 Instituto Universitario de Tecnología del Oeste "Mariscal Sucre"	208.516.000					208.516.000
	- A0063 Instituto Venezolano de Investigaciones Científicas (IVIC)	1.192.353.893					1.192.353.893
	- A0080 Universidad del Zulia (LUZ)	3.720.179.220					3.720.179.220
	- A0081 Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO)	1.244.864.788					1.244.864.788
	- A0082 Universidad de Oriente (UDO)	3.155.942.509					3.155.942.509

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	- A0083 Universidad de Los Andes (ULA)	3.712.693.096					3.712.693.096
	- A0084 Universidad Nacional Experimental de los Llanos Centrales Rómulo Gallegos (UNERG)	1.095.658.431					1.095.658.431
	- A0085 Universidad Nacional Experimental Rafael María Baralt (UNERMB)	874.590.458					874.590.458
	- A0086 Universidad Nacional Experimental Simón Bolívar (USB)	1.352.712.953					1.352.712.953
	- A0087 Universidad Nacional Abierta (UNA)	954.807.571					954.807.571
	- A0088 Universidad Nacional Experimental de Guayana (UNEG)	645.829.722					645.829.722
	- A0089 Universidad Centroccidental Lisandro Alvarado (UCLA)	1.557.590.142					1.557.590.142
	- A0090 Universidad Pedagógica Experimental Libertador (UPEL)	4.566.452.480					4.566.452.480
	- A0091 Universidad Nacional Experimental de Los Llanos Occidentales Ezequiel Zamora (UNELLEZ)	1.848.154.287					1.848.154.287
	- A0092 Universidad Nacional Experimental del Táchira (UNET)	674.607.685					674.607.685
	- A0093 Universidad Central de Venezuela (UCV)	4.537.987.695					4.537.987.695
	- A0094 Universidad de Carabobo (UC)	3.891.965.462					3.891.965.462
	- A0095 Universidad Nacional Experimental Simón Rodríguez (UNESR)	2.576.773.710					2.576.773.710
	- A0096 Universidad Nacional Experimental Francisco de Miranda (UNEFM)	1.582.138.046					1.582.138.046
	- A0186 Universidad Nacional Experimental del Yaracuy (UNEY)	150.153.701					150.153.701
	- A0191 Observatorio Nacional de Ciencia, Tecnología e Innovación (ONCTI)	26.355.857					26.355.857
	- A0196 Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)	3.369.001.753					3.369.001.753
	- A0208 Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm" (UNESUR)	389.583.121					389.583.121
	- A0209 Centro Nacional de Tecnologías de Información (CNTI)	94.524.895					94.524.895
	- A0226 Academia de Ciencias Agrícolas de Venezuela (ACAV)	29.288.710					29.288.710
	- A0257 Universidad Politécnica Territorial del Estado Portuguesa "Juan de Jesús Montilla"	279.333.840					279.333.840
	- A0258 Universidad Politécnica Territorial del Estado Mérida "Kléber Ramírez"	290.174.168					290.174.168

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	- A0259 Universidad Politécnica Territorial del Oeste de Sucre "Clodosbaldo Russián"	355.518.048					355.518.048
	- A0260 Universidad Politécnica Territorial de Paria "Luis Mariano Rivera"	388.182.482					388.182.482
	- A0271 Fundación Centro Nacional de Investigación y Certificación en Vivienda, Hábitat y Desarrollo Urbano	20.294.473					20.294.473
	- A0272 Universidad Politécnica Territorial del Norte de Monagas "Ludovico Silva"	237.326.149					237.326.149
	- A0303 Fundación Centro de Investigaciones del Estado para la Producción Experimental Agroindustrial (CIEPE)	48.546.442					48.546.442
	- A0307 Fundación para el Servicio de Asistencia Médica Hospitalaria para estudiantes de Educación Superior (FAMES)	135.508.870					135.508.870
	- A0313 Fundación Instituto de Estudios Avanzados (IDEA)	164.199.735					164.199.735
	- A0314 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Anzoátegui (Fundacite-Anzoátegui)	8.849.894					8.849.894
	- A0315 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Aragua (Fundacite-Aragua)	24.711.509					24.711.509
	- A0316 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Carabobo (Fundacite-Carabobo)	12.657.406					12.657.406
	- A0318 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Falcón (Fundacite-Falcón)	9.166.337					9.166.337
	- A0319 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Bolívar (Fundacite-Bolívar)	12.812.611					12.812.611
	- A0320 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Mérida (Fundacite-Mérida)	24.285.580					24.285.580
	- A0321 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Táchira (Fundacite-Táchira)	8.218.866					8.218.866
	- A0322 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Sucre (Fundacite-Sucre)	7.948.392					7.948.392
	- A0333 Fundación Gran Mariscal de Ayacucho (FUNDAYACUCHO)	617.529.621					617.529.621
	- A0334 Fundación Instituto de Ingeniería para la Investigación y Desarrollo Tecnológico (FIIDT)	162.163.495					162.163.495

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos: Ingresos Ordinarios	Ingresos Extraordinarios: Proyectos por Endeudamiento	Ingresos Extraordinarios: Deuda Pública	Ingresos Extraordinarios: Gestión Fiscal	Ingresos Extraordinarios: Otros Ingresos Extraordinarios	Presupuesto 2016
	- A0338 Fundación Instituto Zuliano de Investigaciones Tecnológicas (INZIT-CICASI)	34.123.554					34.123.554
	- A0355 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Zulia (Fundacite-Zulia)	11.666.355					11.666.355
	- A0363 Fundación Venezolana de Investigaciones Sismológicas (FUNVISIS)	82.592.256					82.592.256
	- A0382 Fundación Centro de Investigaciones de Astronomía Francisco Duarte (CIDA)	43.908.428					43.908.428
	- A0405 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Lara (Fundacite-Lara)	17.702.823					17.702.823
	- A0415 Fundación Misión Sucre	2.417.261.213					2.417.261.213
	- A0427 Fundación Centro Internacional Miranda	17.122.534					17.122.534
	- A0429 Fundación Centro Nacional de Tecnología Química (CNTQ)	37.625.995					37.625.995
	- A0430 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Amazonas (Fundacite-Amazonas)	7.665.930					7.665.930
	- A0431 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Apure (Fundacite-Apure)	9.365.635					9.365.635
	- A0432 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Barinas (Fundacite-Barinas)	6.125.316					6.125.316
	- A0433 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Cojedes (Fundacite-Cojedes)	7.282.260					7.282.260
	- A0434 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Delta Amacuro (Fundacite-Delta Amacuro)	7.674.438					7.674.438
	- A0435 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Guárico (Fundacite-Guárico)	5.367.590					5.367.590
	- A0436 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Miranda (Fundacite-Miranda)	3.803.637					3.803.637

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos: Ingresos Ordinarios	Ingresos Extraordinarios: Proyectos por Endeudamiento	Ingresos Extraordinarios: Deuda Pública	Ingresos Extraordinarios: Gestión Fiscal	Ingresos Extraordinarios: Otros Ingresos Extraordinarios	Presupuesto 2016
	- A0437 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Monagas (Fundacite-Monagas)	8.222.425					8.222.425
	- A0438 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Nueva Esparta (Fundacite-Nueva Esparta)	3.642.658					3.642.658
	- A0439 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Portuguesa (Fundacite-Portuguesa)	6.222.062					6.222.062
	- A0440 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Trujillo (Fundacite-Trujillo)	7.866.671					7.866.671
	- A0441 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Vargas (Fundacite-Vargas)	3.000.000					3.000.000
	- A0442 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Yaracuy (Fundacite-Yaracuy)	11.211.157					11.211.157
	- A0443 Fundación Centro Nacional de Desarrollo e Investigación en Telecomunicaciones (CENDIT)	33.290.030					33.290.030
	- A0461 Fundación Centro Nacional de Desarrollo e Investigación en Tecnologías Libres (CENDITEL)	18.758.538					18.758.538
	- A0464 Fundación Infocentro	347.068.806					347.068.806
	- A0466 Fundación Dr. Alejandro Próspero Reverend	153.310.573					153.310.573
	- A0467 Fundación para el Desarrollo de la Ciencia y la Tecnología del Distrito Metropolitano de Caracas (Fundacite-Distrito Metropolitano de Caracas)	3.000.000					3.000.000
	- A0507 Fundación Conciencia Televisión	46.135.270					46.135.270
	- A0565 Universidad Politécnica Territorial de los Altos Mirandinos "Cecilio Acosta"	315.085.599					315.085.599
	- A0570 Comisión Nacional de las Tecnologías de Información	15.000.000					15.000.000
	- A0588 Universidad Territorial Deltaica "Francisco Tamayo"	408.419.238					408.419.238
	- A0660 Instituto Postal Telegráfico de Venezuela (IPOSTEL)	1.182.747.208					1.182.747.208
	- A0912 Universidad Nacional Experimental Marítima del Caribe (UNEMC)	224.932.863					224.932.863
	- A0925 Instituto Universitario de Tecnología del Estado Bolívar	236.539.292					236.539.292

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	- A0937 Superintendencia de Servicios de Certificación Electrónica (SUSCERTE)	29.204.664					29.204.664
	- A0942 Universidad Bolivariana de Venezuela (UBV)	1.554.290.903					1.554.290.903
	- A0943 Colegio Universitario "Hotel Escuela de los Andes Venezolanos"	2.545.710					2.545.710
	- A0952 Universidad Deportiva del Sur	201.321.608					201.321.608
	- A1301 Agencia Bolivariana para Actividades Espaciales (ABAE)	180.722.774					180.722.774
	- A1315 Instituto Universitario Latinoamericano de Agroecología Paulo Freire (IALA)	25.926.729					25.926.729
	- A1322 Universidad Nacional Experimental de las Artes (UNEARTE)	248.974.371					248.974.371
	- A1350 Universidad Bolivariana de Trabajadores "Jesús Rivero"	8.217.550					8.217.550
	- A1364 Universidad Politécnica Territorial del Alto Apure Pedro Camejo	97.312.680					97.312.680
	- A1365 Universidad Politécnica Territorial del Estado Barinas José Félix Ribas	123.791.605					123.791.605
	- A1366 Universidad Politécnica Territorial de Barlovento Argelia Laya	137.620.717					137.620.717
	- A1367 Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco	457.451.482					457.451.482
	- A1368 Universidad Politécnica Territorial del Norte del Táchira Manuela Sáenz	58.290.401					58.290.401
	- A1369 Universidad Politécnica Territorial del Estado Aragua Federico Brito Figueroa	363.201.534					363.201.534
	- A1375 Universidad Militar Bolivariana de Venezuela (UMBV)	9.845.405					9.845.405
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	332.786.543					332.786.543
	- A0295 Laboratorios Miranda, C.A. (LABMIRCA)	27.328.953					27.328.953
	- A1211 Telecom Venezuela, C.A.	75.880.061					75.880.061
	- A1225 Red de Transmisiones de Venezuela, C.A.	188.898.971					188.898.971
	- A1267 Corporación para el Desarrollo Científico y Tecnológico, S.A. (CODECYT S.A)	40.678.558					40.678.558

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	215.550.309					215.550.309
4.07.01.00.00	Transferencias y donaciones corrientes internas	215.550.309					215.550.309
4.07.01.01.00	Transferencias corrientes internas al sector privado	215.550.309					215.550.309
4.07.01.01.70	Subsidios educacionales al sector privado	215.550.309					215.550.309
	- S0397 Fe y Alegría - Instituto Universitario Jesús Obrero	116.880.858					116.880.858
	- S0622 Fundación La Salle de Ciencias Naturales	98.449.088					98.449.088
	- S0820 Instituto Universitario Tecnológico de Seguridad Industrial (I.U.T.S.I.)	169.510					169.510
	- S1508 Instituto Universitario de la Audición y el Lenguaje	50.853					50.853

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	15.997.571					15.997.571
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	15.997.571					15.997.571
4.07.02.01.00	Transferencias corrientes al exterior	15.997.571					15.997.571
4.07.02.01.04	Transferencias corrientes a organismos internacionales	15.997.571					15.997.571
	- I0159 Unión Internacional de Telecomunicaciones	4.459.216					4.459.216
	- I0161 Universidad Latinoamericana y del Caribe	2.796.914					2.796.914
	- I0162 Unión Postal Universal	1.598.850					1.598.850
	- I0164 Fondo Especial Multilateral del Consejo Interamericano para el Desarrollo Integral (FEMCIDI)	332.800					332.800
	- I0185 Centro Regional de Sismología para América del Sur (CERESIS)	64.000					64.000
	- I0210 Instituto Internacional para la Educación Superior en América Latina y el Caribe - UNESCO - IESAL	1.471.116					1.471.116
	- I0212 Fundación Internacional para la Ciencia - IFS	5.120					5.120
	- I0215 Centro Internacional de Ingeniería Genética y Biotecnología - CIIGB	422.400					422.400
	- I0219 Instituto Interamericano para el Cambio Global - IAI	576.000					576.000
	- I0220 Programa Iberoamericano de Ciencia y Tecnología para el Desarrollo - CYTED	2.048.000					2.048.000
	- I0241 Unión Postal de las Américas, España y Portugal	2.223.155					2.223.155

PROYECTO:	COD. N.E: 127460 COD. PPTO: 720022000 Desarrollo de metodologías para incrementar las capacidades científico y tecnológicas a nivel Nacional
UNIDAD DE MEDIDA:	Proceso
CANTIDAD:	Fem.() Mas.() Total (4)
ASIGNACIÓN PRESUPUESTARIA:	20.000.000
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Institucionalidad que consolide el binomio formación-investigación dentro del Sistema Nacional de Ciencia, Tecnología e Innovación y el Subsistema de Educación Universitaria
OBJETIVOS ESPECÍFICOS:	Desarrollar metodologías y procesos estandarizados propios que permitan el fortalecimiento de las capacidades científicas tecnológicas de los actores que conforman el sistema nacional de ciencia, tecnología e innovación.
RESULTADO:	Nro. de metodologías y procesos estandarizados propios aplicados por los actores del Sistema Nacional de Ciencia, Tecnología e Innovación.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	4.000.000					4.000.000
4.03	Servicios no personales	16.000.000					16.000.000
	TOTAL	20.000.000					20.000.000

PROYECTO:	COD. N.E: 127351 COD. PPTO: 720023000 Desarrollo de la organización estructural y funcional de las oficinas responsables de atender la infraestructura y dotación de los espacios de educación universitaria.
UNIDAD DE MEDIDA:	Oficina
CANTIDAD:	Fem.() Mas.() Total (21)
ASIGNACIÓN PRESUPUESTARIA:	29.232.090
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Infraestructura científica-tecnológica, educativa y de telecomunicaciones óptima para garantizar uso y acceso a toda la población
OBJETIVOS ESPECÍFICOS:	Desarrollar estrategias y lineamientos integrados para la transformación y el fortalecimiento de los espacios universitarios, científicos y tecnológicos que permitan la generación, aplicación e intercambio del conocimiento, coadyuvando en la integración de los actores del Sistema Nacional de Ciencia, Tecnología e Innovación y el Subsistema de Educación Universitaria.
RESULTADO:	Oficinas que atienden la planta fisica con capacidad para gestionar el desarrollo y mantenimiento de la infraestructura y dotación de los espacios universitarios.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.03	Servicios no personales	15.168.697					15.168.697
4.04	Activos reales	14.063.393					14.063.393
	TOTAL	**29.232.090**					**29.232.090**

PROYECTO:	COD. N.E: COD. PPTO: 729999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	Bolívar
CANTIDAD:	Fem.() Mas () Total (72.987.911.399)
ASIGNACIÓN PRESUPUESTARIA:	72.987.911.399
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Construcción de la Suprema Felicidad
OBJETIVOS ESPECÍFICOS:	Transferir a los Entes Adscritos los Recursos Financieros para la Ejecución de los Proyectos
RESULTADO:	Transferir a los Entes Adscritos los Recursos Financieros para la Ejecución de los Proyectos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	72.987.911.399					72.987.911.399
	TOTAL	**72.987.911.399**					**72.987.911.399**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	72.987.911.399					72.987.911.399
4.07.01.00.00	Transferencias y donaciones corrientes internas	72.987.911.399					72.987.911.399
4.07.01.03.00	Transferencias corrientes internas al sector público	72.987.911.399					72.987.911.399
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	72.853.501.810					72.853.501.810
	- A0006 Colegio Universitario Francisco de Miranda	178.427.426					178.427.426
	- A0007 Colegio Universitario de Caracas	317.179.206					317.179.206
	- A0008 Colegio Universitario "Profesor José Lorenzo Pérez Rodríguez"	139.557.572					139.557.572
	- A0011 Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)	42.998.440.732					42.998.440.732
	- A0028 Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio", Región Capital	177.003.050					177.003.050
	- A0029 Instituto Universitario de Tecnología Alonso Gamero, Coro	288.843.402					288.843.402
	- A0030 Instituto Universitario de Tecnología Agroindustrial Región Los Andes	274.502.071					274.502.071
	- A0032 Instituto Universitario de Tecnología de los Llanos	205.171.590					205.171.590
	- A0033 Instituto Universitario de Tecnología de Maracaibo	525.200.579					525.200.579
	- A0035 Instituto Universitario de Tecnología de Yaracuy	202.989.618					202.989.618
	- A0036 Instituto Universitario de Tecnología de Puerto Cabello	193.768.366					193.768.366
	- A0038 Instituto Universitario de Tecnología de Valencia	291.461.334					291.461.334
	- A0039 Universidad Politécnica Territorial del Estado Trujillo "Mario Briceño Iragorry"	208.938.842					208.938.842
	- A0040 Universidad Politécnica Territorial "José Antonio Anzoátegui	251.786.613					251.786.613
	- A0042 Instituto Universitario de Tecnología de Cabimas	365.667.681					365.667.681
	- A0048 Instituto Universitario de Tecnología del Oeste "Mariscal Sucre"	125.337.767					125.337.767
	- A0063 Instituto Venezolano de Investigaciones Científicas (IVIC)	317.026.139					317.026.139
	- A0080 Universidad del Zulia (LUZ)	1.646.929.983					1.646.929.983

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	- A0081 Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO)	521.425.395					521.425.395
	- A0082 Universidad de Oriente (UDO)	1.629.457.633					1.629.457.633
	- A0083 Universidad de Los Andes (ULA)	1.733.432.773					1.733.432.773
	- A0084 Universidad Nacional Experimental de los Llanos Centrales Rómulo Gallegos (UNERG)	606.361.906					606.361.906
	- A0085 Universidad Nacional Experimental Rafael María Baralt (UNERMB)	564.155.030					564.155.030
	- A0086 Universidad Nacional Experimental Simón Bolívar (USB)	528.074.292					528.074.292
	- A0087 Universidad Nacional Abierta (UNA)	445.874.555					445.874.555
	- A0088 Universidad Nacional Experimental de Guayana (UNEG)	391.668.063					391.668.063
	- A0089 Universidad Centroccidental Lisandro Alvarado (UCLA)	684.745.035					684.745.035
	- A0090 Universidad Pedagógica Experimental Libertador (UPEL)	2.477.800.160					2.477.800.160
	- A0091 Universidad Nacional Experimental de Los Llanos Occidentales Ezequiel Zamora (UNELLEZ)	1.091.410.262					1.091.410.262
	- A0092 Universidad Nacional Experimental del Táchira (UNET)	295.198.289					295.198.289
	- A0093 Universidad Central de Venezuela (UCV)	1.247.801.307					1.247.801.307
	- A0094 Universidad de Carabobo (UC)	1.986.137.516					1.986.137.516
	- A0095 Universidad Nacional Experimental Simón Rodríguez (UNESR)	1.553.218.267					1.553.218.267
	- A0096 Universidad Nacional Experimental Francisco de Miranda (UNEFM)	663.731.770					663.731.770
	- A0186 Universidad Nacional Experimental del Yaracuy (UNEY)	99.788.374					99.788.374
	- A0191 Observatorio Nacional de Ciencia, Tecnología e Innovación (ONCTI)	8.644.722					8.644.722
	- A0196 Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)	1.967.020.468					1.967.020.468
	- A0208 Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm" (UNESUR)	330.153.273					330.153.273
	- A0226 Academia de Ciencias Agrícolas de Venezuela (ACAV)	1.906.780					1.906.780

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	- A0257 Universidad Politécnica Territorial del Estado Portuguesa "Juan de Jesús Montilla"	183.149.040					183.149.040
	- A0258 Universidad Politécnica Territorial del Estado Mérida "Kléber Ramírez"	185.232.489					185.232.489
	- A0259 Universidad Politécnica Territorial del Oeste de Sucre "Clodosbaldo Russián"	237.115.125					237.115.125
	- A0260 Universidad Politécnica Territorial de Paria "Luis Mariano Rivera"	270.239.105					270.239.105
	- A0272 Universidad Politécnica Territorial del Norte de Monagas "Ludovico Silva"	177.722.847					177.722.847
	- A0303 Fundación Centro de Investigaciones del Estado para la Producción Experimental Agroindustrial (CIEPE)	20.678.323					20.678.323
	- A0313 Fundación Instituto de Estudios Avanzados (IDEA)	38.089.413					38.089.413
	- A0314 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Anzoátegui (Fundacite-Anzoátegui)	277.513					277.513
	- A0316 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Carabobo (Fundacite-Carabobo)	800.000					800.000
	- A0318 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Falcón (Fundacite-Falcón)	371.350					371.350
	- A0319 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Bolívar (Fundacite-Bolívar)	362.000					362.000
	- A0320 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Mérida (Fundacite-Mérida)	2.327.773					2.327.773
	- A0321 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Táchira (Fundacite-Táchira)	3.105.482					3.105.482
	- A0322 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Sucre (Fundacite-Sucre)	684.917					684.917
	- A0333 Fundación Gran Mariscal de Ayacucho (FUNDAYACUCHO)	244.400.793					244.400.793
	- A0334 Fundación Instituto de Ingeniería para la Investigación y Desarrollo Tecnológico (FIIDT)	19.544.682					19.544.682
	- A0338 Fundación Instituto Zuliano de Investigaciones Tecnológicas (INZIT-CICASI)	17.471.260					17.471.260
	- A0355 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Zulia (Fundacite-Zulia)	2.333.271					2.333.271

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	- A0363 Fundación Venezolana de Investigaciones Sismológicas (FUNVISIS)	33.560.133					33.560.133
	- A0382 Fundación Centro de Investigaciones de Astronomía Francisco Duarte (CIDA)	2.293.517					2.293.517
	- A0405 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Lara (Fundacite-Lara)	1.608.856					1.608.856
	- A0415 Fundación Misión Sucre	541.207.348					541.207.348
	- A0427 Fundación Centro Internacional Miranda	1.888.611					1.888.611
	- A0429 Fundación Centro Nacional de Tecnología Química (CNTQ)	12.880.527					12.880.527
	- A0431 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Apure (Fundacite-Apure)	500.000					500.000
	- A0432 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Barinas (Fundacite-Barinas)	960.343					960.343
	- A0433 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Cojedes (Fundacite-Cojedes)	497.706					497.706
	- A0434 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Delta Amacuro (Fundacite-Delta Amacuro)	2.735.954					2.735.954
	- A0435 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Guárico (Fundacite-Guárico)	398.592					398.592
	- A0436 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Miranda (Fundacite-Miranda)	851.541					851.541
	- A0437 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Monagas (Fundacite-Monagas)	829.198					829.198
	- A0438 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Nueva Esparta (Fundacite-Nueva Esparta)	579.568					579.568
	- A0439 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Portuguesa (Fundacite-Portuguesa)	723.090					723.090
	- A0440 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Trujillo (Fundacite-Trujillo)	3.889.680					3.889.680
	- A0441 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Vargas (Fundacite-Vargas)	600.000					600.000

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos: Ingresos Ordinarios	Ingresos Extraordinarios: Proyectos por Endeudamiento	Ingresos Extraordinarios: Deuda Pública	Ingresos Extraordinarios: Gestión Fiscal	Ingresos Extraordinarios: Otros Ingresos Extraordinarios	Presupuesto 2016
	- A0442 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Yaracuy (Fundacite-Yaracuy)	445.753					445.753
	- A0443 Fundación Centro Nacional de Desarrollo e Investigación en Telecomunicaciones (CENDIT)	591.266					591.266
	- A0461 Fundación Centro Nacional de Desarrollo e Investigación en Tecnologías Libres (CENDITEL)	5.383.711					5.383.711
	- A0464 Fundación Infocentro	36.589.633					36.589.633
	- A0466 Fundación Dr. Alejandro Próspero Reverend	82.786.882					82.786.882
	- A0467 Fundación para el Desarrollo de la Ciencia y la Tecnología del Distrito Metropolitano de Caracas (Fundacite-Distrito Metropolitano de Caracas)	600.000					600.000
	- A0565 Universidad Politécnica Territorial de los Altos Mirandinos "Cecilio Acosta"	128.811.919					128.811.919
	- A0588 Universidad Territorial Deltaica "Francisco Tamayo"	307.734.978					307.734.978
	- A0912 Universidad Nacional Experimental Marítima del Caribe (UNEMC)	140.244.724					140.244.724
	- A0925 Instituto Universitario de Tecnología del Estado Bolívar	175.086.173					175.086.173
	- A0937 Superintendencia de Servicios de Certificación Electrónica (SUSCERTE)	5.840.933					5.840.933
	- A0942 Universidad Bolivariana de Venezuela (UBV)	1.073.961.798					1.073.961.798
	- A0952 Universidad Deportiva del Sur	129.577.719					129.577.719
	- A1301 Agencia Bolivariana para Actividades Espaciales (ABAE)	128.488.114					128.488.114
	- A1315 Instituto Universitario Latinoamericano de Agroecología Paulo Freire (IALA)	17.361.159					17.361.159
	- A1322 Universidad Nacional Experimental de las Artes (UNEARTE)	183.114.040					183.114.040
	- A1350 Universidad Bolivariana de Trabajadores "Jesús Rivero"	5.600.954					5.600.954
	- A1364 Universidad Politécnica Territorial del Alto Apure Pedro Camejo	79.481.962					79.481.962
	- A1365 Universidad Politécnica Territorial del Estado Barinas José Félix Ribas	101.831.912					101.831.912
	- A1366 Universidad Politécnica Territorial de Barlovento Argelia Laya	94.796.638					94.796.638
	- A1367 Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco	340.913.156					340.913.156
	- A1368 Universidad Politécnica Territorial del Norte del Táchira Manuela Sáenz	40.095.046					40.095.046

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos: Ingresos Ordinarios	Ingresos Extraordinarios: Proyectos por Endeudamiento	Ingresos Extraordinarios: Deuda Pública	Ingresos Extraordinarios: Gestión Fiscal	Ingresos Extraordinarios: Otros Ingresos Extraordinarios	Presupuesto 2016
	- A1369 Universidad Politécnica Territorial del Estado Aragua Federico Brito Figueroa	228.015.452					228.015.452
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	134.409.589					134.409.589
	- A0295 Laboratorios Miranda, C.A. (LABMIRCA)	21.890.354					21.890.354
	- A1225 Red de Transmisiones de Venezuela, C.A.	112.519.235					112.519.235

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.873.079.370					1.873.079.370
4.03	Servicios no personales	81.112.206					81.112.206
	TOTAL	**1.954.191.576**					**1.954.191.576**

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	136.673.915					136.673.915
4.03	Servicios no personales	354.913.814					354.913.814
4.04	Activos reales	106.577.815					106.577.815
4.07	Transferencias y donaciones	34.819.684.471					34.819.684.471
4.11	Disminución de pasivos	4.000.000					4.000.000
	TOTAL	**35.421.850.015**					**35.421.850.015**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	34.581.200.003					34.581.200.003
4.07.01.00.00	Transferencias y donaciones corrientes internas	34.581.200.003					34.581.200.003
4.07.01.03.00	Transferencias corrientes internas al sector público	34.581.200.003					34.581.200.003
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	34.382.823.049					34.382.823.049
	- A0006 Colegio Universitario Francisco de Miranda	99.329.230					99.329.230
	- A0007 Colegio Universitario de Caracas	209.138.030					209.138.030
	- A0008 Colegio Universitario "Profesor José Lorenzo Pérez Rodríguez"	55.207.555					55.207.555
	- A0011 Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)	3.170.744.749					3.170.744.749
	- A0028 Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio", Región Capital	149.247.294					149.247.294
	- A0029 Instituto Universitario de Tecnología Alonso Gamero, Coro	176.867.054					176.867.054
	- A0030 Instituto Universitario de Tecnología Agroindustrial Región Los Andes	216.416.485					216.416.485
	- A0032 Instituto Universitario de Tecnología de los Llanos	140.848.303					140.848.303
	- A0033 Instituto Universitario de Tecnología de Maracaibo	163.034.744					163.034.744
	- A0035 Instituto Universitario de Tecnología de Yaracuy	141.608.277					141.608.277
	- A0036 Instituto Universitario de Tecnología de Puerto Cabello	109.574.866					109.574.866
	- A0038 Instituto Universitario de Tecnología de Valencia	77.418.320					77.418.320
	- A0039 Universidad Politécnica Territorial del Estado Trujillo "Mario Briceño Iragorry"	114.428.017					114.428.017
	- A0040 Universidad Politécnica Territorial "José Antonio Anzoátegui	154.110.630					154.110.630
	- A0042 Instituto Universitario de Tecnología de Cabimas	146.800.633					146.800.633
	- A0048 Instituto Universitario de Tecnología del Oeste "Mariscal Sucre"	83.178.233					83.178.233
	- A0063 Instituto Venezolano de Investigaciones Científicas (IVIC)	875.327.754					875.327.754
	- A0080 Universidad del Zulia (LUZ)	2.073.249.237					2.073.249.237

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	- A0081 Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO)	723.439.393					723.439.393
	- A0082 Universidad de Oriente (UDO)	1.526.484.876					1.526.484.876
	- A0083 Universidad de Los Andes (ULA)	1.979.260.323					1.979.260.323
	- A0084 Universidad Nacional Experimental de los Llanos Centrales Rómulo Gallegos (UNERG)	489.296.525					489.296.525
	- A0085 Universidad Nacional Experimental Rafael María Baralt (UNERMB)	310.435.428					310.435.428
	- A0086 Universidad Nacional Experimental Simón Bolívar (USB)	824.638.661					824.638.661
	- A0087 Universidad Nacional Abierta (UNA)	508.933.016					508.933.016
	- A0088 Universidad Nacional Experimental de Guayana (UNEG)	254.161.659					254.161.659
	- A0089 Universidad Centroccidental Lisandro Alvarado (UCLA)	872.845.107					872.845.107
	- A0090 Universidad Pedagógica Experimental Libertador (UPEL)	2.088.652.320					2.088.652.320
	- A0091 Universidad Nacional Experimental de Los Llanos Occidentales Ezequiel Zamora (UNELLEZ)	756.744.025					756.744.025
	- A0092 Universidad Nacional Experimental del Táchira (UNET)	379.409.396					379.409.396
	- A0093 Universidad Central de Venezuela (UCV)	3.290.186.388					3.290.186.388
	- A0094 Universidad de Carabobo (UC)	1.905.827.946					1.905.827.946
	- A0095 Universidad Nacional Experimental Simón Rodríguez (UNESR)	1.023.555.443					1.023.555.443
	- A0096 Universidad Nacional Experimental Francisco de Miranda (UNEFM)	918.406.276					918.406.276
	- A0186 Universidad Nacional Experimental del Yaracuy (UNEY)	50.365.327					50.365.327
	- A0191 Observatorio Nacional de Ciencia, Tecnología e Innovación (ONCTI)	17.711.135					17.711.135
	- A0196 Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)	1.401.981.285					1.401.981.285
	- A0208 Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm" (UNESUR)	59.429.848					59.429.848
	- A0209 Centro Nacional de Tecnologías de Información (CNTI)	94.524.895					94.524.895
	- A0226 Academia de Ciencias Agrícolas de Venezuela (ACAV)	27.381.930					27.381.930

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	- A0257 Universidad Politécnica Territorial del Estado Portuguesa "Juan de Jesús Montilla"	96.184.800					96.184.800
	- A0258 Universidad Politécnica Territorial del Estado Mérida "Kléber Ramírez"	104.941.679					104.941.679
	- A0259 Universidad Politécnica Territorial del Oeste de Sucre "Clodosbaldo Russián"	118.402.923					118.402.923
	- A0260 Universidad Politécnica Territorial de Paria "Luis Mariano Rivera"	117.943.377					117.943.377
	- A0271 Fundación Centro Nacional de Investigación y Certificación en Vivienda, Hábitat y Desarrollo Urbano	20.294.473					20.294.473
	- A0272 Universidad Politécnica Territorial del Norte de Monagas "Ludovico Silva"	59.603.302					59.603.302
	- A0303 Fundación Centro de Investigaciones del Estado para la Producción Experimental Agroindustrial (CIEPE)	27.868.119					27.868.119
	- A0307 Fundación para el Servicio de Asistencia Médica Hospitalaria para estudiantes de Educación Superior (FAMES)	135.508.870					135.508.870
	- A0313 Fundación Instituto de Estudios Avanzados (IDEA)	126.110.322					126.110.322
	- A0314 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Anzoátegui (Fundacite-Anzoátegui)	8.572.381					8.572.381
	- A0315 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Aragua (Fundacite-Aragua)	24.711.509					24.711.509
	- A0316 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Carabobo (Fundacite-Carabobo)	11.857.406					11.857.406
	- A0318 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Falcón (Fundacite-Falcón)	8.794.987					8.794.987
	- A0319 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Bolívar (Fundacite-Bolívar)	12.450.611					12.450.611
	- A0320 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Mérida (Fundacite-Mérida)	21.957.807					21.957.807
	- A0321 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Tachira (Fundacite-Táchira)	5.113.384					5.113.384
	- A0322 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Sucre (Fundacite-Sucre)	7.263.475					7.263.475
	- A0333 Fundación Gran Mariscal de Ayacucho (FUNDAYACUCHO)	373.128.828					373.128.828

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	- A0334 Fundación Instituto de Ingeniería para la Investigación y Desarrollo Tecnológico (FIIDT)	142.618.813					142.618.813
	- A0338 Fundación Instituto Zuliano de Investigaciones Tecnológicas (INZIT-CICASI)	16.652.294					16.652.294
	- A0355 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Zulia (Fundacite-Zulia)	9.333.084					9.333.084
	- A0363 Fundación Venezolana de Investigaciones Sismológicas (FUNVISIS)	49.032.123					49.032.123
	- A0382 Fundación Centro de Investigaciones de Astronomía Francisco Duarte (CIDA)	41.614.911					41.614.911
	- A0405 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Lara (Fundacite-Lara)	16.093.967					16.093.967
	- A0415 Fundación Misión Sucre	1.876.053.865					1.876.053.865
	- A0427 Fundación Centro Internacional Miranda	15.233.923					15.233.923
	- A0429 Fundación Centro Nacional de Tecnología Química (CNTQ)	24.745.468					24.745.468
	- A0430 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Amazonas (Fundacite-Amazonas)	7.665.930					7.665.930
	- A0431 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Apure (Fundacite-Apure)	8.865.635					8.865.635
	- A0432 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Barinas (Fundacite-Barinas)	5.164.973					5.164.973
	- A0433 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Cojedes (Fundacite-Cojedes)	6.784.554					6.784.554
	- A0434 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Delta Amacuro (Fundacite-Delta Amacuro)	4.938.484					4.938.484
	- A0435 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Guárico (Fundacite-Guárico)	4.968.998					4.968.998
	- A0436 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Miranda (Fundacite-Miranda)	2.952.096					2.952.096
	- A0437 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Monagas (Fundacite-Monagas)	7.393.227					7.393.227
	- A0438 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Nueva Esparta (Fundacite-Nueva Esparta)	3.063.090					3.063.090

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	- A0439 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Portuguesa (Fundacite-Portuguesa)	5.498.972					5.498.972
	- A0440 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Trujillo (Fundacite-Trujillo)	3.976.991					3.976.991
	- A0441 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Vargas (Fundacite-Vargas)	2.400.000					2.400.000
	- A0442 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Yaracuy (Fundacite-Yaracuy)	10.765.404					10.765.404
	- A0443 Fundación Centro Nacional de Desarrollo e Investigación en Telecomunicaciones (CENDIT)	32.698.764					32.698.764
	- A0461 Fundación Centro Nacional de Desarrollo e Investigación en Tecnologías Libres (CENDITEL)	13.374.827					13.374.827
	- A0464 Fundación Infocentro	310.479.173					310.479.173
	- A0466 Fundación Dr. Alejandro Próspero Reverend	70.523.691					70.523.691
	- A0467 Fundación para el Desarrollo de la Ciencia y la Tecnología del Distrito Metropolitano de Caracas (Fundacite-Distrito Metropolitano de Caracas)	2.400.000					2.400.000
	- A0507 Fundación Conciencia Televisión	46.135.270					46.135.270
	- A0565 Universidad Politécnica Territorial de los Altos Mirandinos "Cecilio Acosta"	186.273.680					186.273.680
	- A0570 Comisión Nacional de las Tecnologías de Información	15.000.000					15.000.000
	- A0588 Universidad Territorial Deltaica "Francisco Tamayo"	100.684.260					100.684.260
	- A0660 Instituto Postal Telegráfico de Venezuela (IPOSTEL)	1.182.747.208					1.182.747.208
	- A0912 Universidad Nacional Experimental Marítima del Caribe (UNEMC)	84.688.139					84.688.139
	- A0925 Instituto Universitario de Tecnología del Estado Bolívar	61.453.119					61.453.119
	- A0937 Superintendencia de Servicios de Certificación Electrónica (SUSCERTE)	23.363.731					23.363.731
	- A0942 Universidad Bolivariana de Venezuela (UBV)	480.329.105					480.329.105
	- A0943 Colegio Universitario "Hotel Escuela de los Andes Venezolanos"	2.545.710					2.545.710
	- A0952 Universidad Deportiva del Sur	71.743.889					71.743.889
	- A1301 Agencia Bolivariana para Actividades Espaciales (ABAE)	52.234.660					52.234.660

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	- A1315 Instituto Universitario Latinoamericano de Agroecología Paulo Freire (IALA)	8.565.570					8.565.570
	- A1322 Universidad Nacional Experimental de las Artes (UNEARTE)	65.860.331					65.860.331
	- A1350 Universidad Bolivariana de Trabajadores "Jesús Rivero"	2.616.596					2.616.596
	- A1364 Universidad Politécnica Territorial del Alto Apure Pedro Camejo	17.830.718					17.830.718
	- A1365 Universidad Politécnica Territorial del Estado Barinas José Félix Ribas	21.959.693					21.959.693
	- A1366 Universidad Politécnica Territorial de Barlovento Argelia Laya	42.824.079					42.824.079
	- A1367 Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco	116.538.326					116.538.326
	- A1368 Universidad Politécnica Territorial del Norte del Táchira Manuela Sáenz	18.195.355					18.195.355
	- A1369 Universidad Politécnica Territorial del Estado Aragua Federico Brito Figueroa	135.186.082					135.186.082
	- A1375 Universidad Militar Bolivariana de Venezuela (UMBV)	9.845.405					9.845.405
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	198.376.954					198.376.954
	- A0295 Laboratorios Miranda, C.A. (LABMIRCA)	5.438.599					5.438.599
	- A1211 Telecom Venezuela, C.A.	75.880.061					75.880.061
	- A1225 Red de Transmisiones de Venezuela, C.A.	76.379.736					76.379.736
	- A1267 Corporación para el Desarrollo Científico y Tecnológico, S.A. (CODECYT S.A)	40.678.558					40.678.558

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	215.550.309					215.550.309
4.07.01.00.00	Transferencias y donaciones corrientes internas	215.550.309					215.550.309
4.07.01.01.00	Transferencias corrientes internas al sector privado	215.550.309					215.550.309
4.07.01.01.70	Subsidios educacionales al sector privado	215.550.309					215.550.309
	- S0397 Fe y Alegría - Instituto Universitario Jesús Obrero	116.880.858					116.880.858
	- S0622 Fundación La Salle de Ciencias Naturales	98.449.088					98.449.088
	- S0820 Instituto Universitario Tecnológico de Seguridad Industrial (I.U.T.S.I.)	169.510					169.510
	- S1508 Instituto Universitario de la Audición y el Lenguaje	50.853					50.853

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	15.997.571					15.997.571
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	15.997.571					15.997.571
4.07.02.01.00	Transferencias corrientes al exterior	15.997.571					15.997.571
4.07.02.01.04	Transferencias corrientes a organismos internacionales	15.997.571					15.997.571
	- I0159 Unión Internacional de Telecomunicaciones	4.459.216					4.459.216
	- I0161 Universidad Latinoamericana y del Caribe	2.796.914					2.796.914
	- I0162 Unión Postal Universal	1.598.850					1.598.850
	- I0164 Fondo Especial Multilateral del Consejo Interamericano para el Desarrollo Integral (FEMCIDI)	332.800					332.800

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	- I0185 Centro Regional de Sismología para América del Sur (CERESIS)	64.000					64.000
	- I0210 Instituto Internacional para la Educación Superior en América Latina y el Caribe - UNESCO - IESAL	1.471.116					1.471.116
	- I0212 Fundación Internacional para la Ciencia - IFS	5.120					5.120
	- I0215 Centro Internacional de Ingeniería Genética y Biotecnología - CIIGB	422.400					422.400
	- I0219 Instituto Interamericano para el Cambio Global - IAI	576.000					576.000
	- I0220 Programa Iberoamericano de Ciencia y Tecnología para el Desarrollo - CYTED	2.048.000					2.048.000
	- I0241 Unión Postal de las Américas, España y Portugal	2.223.155					2.223.155

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	106.571.794					106.571.794
	TOTAL	**106.571.794**					**106.571.794**

74

Ministerio del Poder Popular para la Juventud y el Deporte

MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD Y EL DEPORTE

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Gobierno Nacional con el supremo compromiso y voluntad de lograr la mayor eficiencia política y calidad revolucionaria en el contexto de cambios económicos, y sociales que están siendo demandados por el Poder Popular en todos los niveles que conforman la estructura del Estado, profundiza sus acciones en la procura del marco legislativo, donde se consoliden la construcción del Socialismo, basado en los principios de honestidad, participación, celeridad, eficacia, transparencia, rendición de cuenta y responsabilidad en el ejercicio.

A fin de conseguir la materialización de tales objetivos y en concordancia con las "Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación, 2013-2019", el Ejecutivo Nacional adoptó cambios organizativos para optimizar la eficiencia y modernización de la estructura orgánica y funcional que coadyuven a la construcción del Socialismo.

Con base a lo anterior y mediante Decreto N° 1.228 de fecha 03/09/2014 publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 40.489 de la misma fecha, se ordena la supresión del Ministerio del Poder Popular para el Deporte y del Ministerio del Poder Popular para la Juventud, así como se ordena la creación del Ministerio del Poder Popular para la Juventud y el Deporte.

En tal sentido, para el Ejercicio Económico Financiero 2016, el nuevo Ministerio estima ejecutar los siguientes proyectos:

Participación Protagónica, Organización y Formación Socioproductiva de la Juventud Venezolana

El proyecto procura el fortalecimiento de la Misión Jóvenes de la Patria Robert Serra, garantizando el pleno goce y el ejercicio de los derechos fundamentales de la población juvenil venezolana regidos por principios y valores éticos, que contribuyen a la disminución de los índices violencia e impulsar a la participación protagónica, organizacional y fortalecimiento del Sistema de Atención Integral, dar apoyo a la movilización de los jóvenes como actores sociopolíticos a través de los Consejos Presidenciales de la Juventud y los Estudiantes, como instancia de mediación y co-formulación de las políticas públicas

Así mismo continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela y fortalecer el protagonismo de la juventud en el desarrollo y consolidación de la Revolución Bolivariana como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar la "mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

Formación en Valores, Deporte, Cultura, Recreación, Paz y Vida para la Juventud.

El proyecto tiene como propósito garantizar la actividad deportiva, recreativa y cultural basadas en el aprendizaje y en la concientización de valores de manera permanente y sistemática, a grupos etarios de riesgo con énfasis en la juventud en condiciones de vulnerabilidad, ubicados en el ámbito comunal y penitenciario, disponer de herramientas preventivas y correctivas en contra de la violencia y a favor del establecimiento de espacios de paz, que permitan el sano aprovechamiento del tiempo libre, educar en valores, establecer conductas preventivas ante flagelos negativos y utilizar el deporte como elemento profiláctico para la rehabilitación antes las adicciones.

La orientación de objetivos se basa principalmente en la prevención y educación en valores, donde el deporte, la actividad física y la recreación, son las herramientas que contribuyan a desarrollar una Cultura por la Paz y la Vida, es de destacar los escasos programas deportivos, recreativos y culturales que orienten procesos de concientización, formación de valores y conductas preventivas, para ocupar los tiempos de ocio de los grupos, la población en condición de vulnerabilidad, se ubican en 367 parroquias las cuales fueron identificadas, por la Misión a Toda Vida Venezuela con el mayor índice de violencia, distribuidas en 79 Municipios a Nivel Nacional.

Desarrollo, Formación y Consolidación de la Reserva Deportiva Nacional

Con este proyecto se pretende mejorar el proceso de captación del talento deportivo nacional, en la actualidad se requiere conformar la reserva deportiva nacional a través de la identificación, supervisión y evaluación del Programa Nacional de Identificación, Detección, Selección y Formación del Talento Deportivo (Pnids), además de como optimizar en términos cuantitativo-ampliación y cualitativo-calidad del proceso de detección del talento que conformaran la generación de relevo para el alto rendimiento.

Como un objetivo general del proyecto se plantea: fortalecer el deporte de alto rendimiento con apoyo integral a los atletas y héroes del deporte, desarrollo de la medicina y las ciencias aplicadas al deporte de alto rendimiento, desarrollo de centros de alto rendimiento y de la escuela nacional de talentos deportivos, igualmente, como objetivo institucional tiene la finalidad de dar respaldo a la formación, preparación, apoyo técnico y optimización de las instalaciones deportivas para los atletas de alto rendimiento, con el propósito de elevar el nivel competitivo de Venezuela, en el contexto regional y mundial.

Se realizarán supervisiones, apoyo técnico, organizativo y financiero a las Unidades Educativas de Talentos Deportivos (UETD), bases de preparación a talentos que participarán en campeonatos clasificatorios nacionales e internacionales, asistencia a eventos internacionales, este conjunto de acciones serán desarrolladas por el Ministerio del Poder Popular para la Juventud y el Deporte, a través de la Dirección General de Formación Deportiva. Reserva deportiva conformada por 13.600 estudiantes atletas con talento deportivo.

Venezuela Activa y Saludable mediante la Actividad Física y el Deporte Participativo.

El Plan Nacional Actividad Física y Deporte Participativo se enfoca, como directriz central, en la Venezuela Potencia Deportiva del Siglo XXI basándose para ello en la masificación de la actividad física, y de esta manera atender a la población que hace vida en los ámbitos educativo, comunal, indígena, laboral, Fuerza Armada Nacional Bolivariana y penitenciario, reduciendo los niveles de obesidad y sedentarismo.

Estudios recientes han demostrado la disposición del venezolano hacia la práctica de la actividad física y el deporte participativo, sin embargo, en Venezuela, según estudios realizados por la Asociación Venezolana para el Estudio de la Obesidad, 4 de cada 10 venezolanos tienen sobrepeso y de ellos 3 son considerados obesos. La inactividad física y alimentación no balanceada constituyen un factor de riesgo para contraer enfermedades crónicas, catalogando al sedentarismo como la cuarta causa de mortalidad a nivel mundial.

Este proyecto está orientado a Implantar programas dirigidos a incrementar la práctica sistemática, masiva, diversificada y organizada de actividades físicas y deporte participativo que beneficien la salud de la población en las comunidades, espacios públicos y en todas las zonas educativas de los sectores públicos y privados. Además de propiciar las condiciones para el desarrollo de una cultura de recreación y práctica deportiva liberadora, ambientalista e integradora en torno a los valores de la Patria, como vía para la liberación de la conciencia, la paz y la convivencia armónica, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar la "mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

Plataforma Tecnológica y Automatización de Procesos Administrativos de Juventud y Deporte.

El proyecto tiene varios componentes interrelacionados, la capacitación del personal en materia tecnológica, la adecuación de la plataforma, el desarrollo de sistemas y la digitalización de documentos, dirigidos al fortalecimiento, capacitación y adiestramiento del personal del Ministerio del Poder Popular para la Juventud y el Deporte, a fin de contribuir de manera conjunta a superar las debilidades detectadas al momento de acceder a la información.

Como objetivos se plantea avanzar en la conformación de la nueva estructura social, contar con la plataforma tecnológica adecuada a la nueva exigencia institucional, que permita acceder a la información de juventud y deporte de forma oportuna y confiable, desarrollar nuestras capacidades científico-tecnológicas vinculadas a las necesidades del pueblo, impulsar el desarrollo y uso de equipos electrónicos y aplicaciones informáticas en tecnologías libres y estándares abiertos y expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.

Promoción de la Educación Física y la Iniciación Deportiva en el marco de la Masificación.

Este proyecto está orientado principalmente a fomentar la educación física y la iniciación deportiva en todas las zonas educativas de los sectores públicos y privados del país, asistidos técnicamente sobre las directrices para fomentar la masificación de la educación física y la actividad deportiva en la etapa de iniciación, propiciar las condiciones para el desarrollo de una cultura de recreación y práctica deportiva liberadora, ambientalista e integradora en torno a los valores de la Patria, como vía para la liberación de la conciencia, la paz y la convivencia armónica.

El objetivo estratégico del proyecto es la Masificación de la Educación Física, la Actividad Física y el Deporte, para mejorar la cálida de vida, además de avanzar y continuar en la conformación de la nueva estructura social y construir una sociedad igualitaria y justa, que conlleve a la consolidación del Socialismo Boliviano del Siglo XXI , como alternativa para asegurar la "mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

- Entes adscritos al Despacho del Ministerio del Poder Popular para la Juventud y el Deporte:

Instituto Nacional de Deportes (IND)

Le corresponde ejecutar políticas tendentes a la universalización de los derechos deportivos de toda la población venezolana mediante la potenciación del deporte de alto rendimiento, deportes de actividad física y recreación por la paz y la vida, la atención médica-científica para la alta competencia y la actividad física, atención socioeconómica a las y los atletas de alto rendimiento, capacitación y adiestramiento del talento humano vinculado al deporte, actividad física y educación física, desarrollo del subsistema deportivo estudiantil y el desarrollo de la infraestructura deportiva, mediante el plan de reparación, mantenimiento y conservación de canchas, gimnasios, estadios y otros espacios deportivos.

El IND se encarga de desarrollar la cultura deportiva de la población a través de la ejecución de planes y programas de fomento e infraestructura, y el financiamiento de proyectos, orientados a masificar la actividad física y la práctica deportiva y a apoyar a los deportistas tomando como eje su crecimiento dentro del Sistema de Competencias Deportivas, con una perspectiva territorial, intersectorial y de acceso equitativo a toda la población, contribuyendo al mejoramiento de su calidad de vida y elevando el nivel competitivo de los y las atletas en escenarios nacionales e internacionales, mediante una gestión excelente, a tono con las tendencias mundiales del deporte.

El proyecto de mantenimiento de infraestructura deportiva del IND, constituye el elemento central de la gestión de conservación de las instalaciones deportivas nacionales destinadas a la práctica deportiva, recreativa y para la salud. El desarrollo del proyecto contempla la realización de obras de pintura, acondicionamiento de instalaciones (eléctricas, mecánicas, sanitarias y de gramados, recubrimiento asfáltico, sustitución y reparación de piezas, orden y limpie-

za entre otras), en todo el territorio nacional, comenzando por las instalaciones que sirven de asentamiento a los seleccionados nacionales así como también al mantenimiento de las instalaciones de los Centros Nacionales de Ciencias Aplicadas al Deporte (Cenacades) y a las de Barrio Adentro Deportivo.

INSTITUTO NACIONAL DEL PODER POPULAR PARA LA JUVENTUD (Inppj)

Le corresponde diseñar, formular y ejecutar las políticas dirigidas al logro de la participación protagónica de las y los jóvenes en las políticas públicas del Estado Venezolano, permitiendo la participación protagónica de las y los jóvenes desde su radio de acción, logrando así su integración a los procesos de transformación de una patria socialista para la construcción del Poder Popular Juvenil, inspirado en los principios de solidaridad, equidad y justicia social, permitiéndonos ser continuadores de los procesos de cambio para la constitución de la Patria Socialista Bolivariana.

FUNDACIÓN PARA LA ATENCIÓN INTEGRAL A LOS ATLETAS DE ALTO RENDIMIENTO EN SITUACIÓN DE RETIRO Y EX-ATLETAS JÓVENES, ADULTOS (AS) Y ADULTOS (AS) MAYORES (Fundaexar)

Le corresponde la ejecución de políticas que garanticen el mejoramiento del programa de atención a los y las atletas de alto rendimiento en situación de retiro, enmarcadas en las "Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación, 2013-2019", mediante el otorgamiento de ayudas socio-económicas para resolver situaciones de salud, vivienda y otras contingencias que viven nuestros deportistas que en el pasado representaron al país en diversas competencias internacionales.

El propósito del proyecto es mejorar e impulsar el bienestar familiar y social de los y las atletas de alto rendimiento en situación de retiro y glorias deportivas, mediante el desarrollo de acciones y actividades de asistencia integral tales como: salud, educación, reparación de viviendas, asesoría legal, pasajes, alimentación, recreación, reconocimiento al mérito, becas y servicios funerarios.

CORPORACIÓN VENEZOLANA DE LA JUVENTUD PRODUCTORA, S.A. (Corpojuventud).

El proyecto "Inserción de la Juventud Venezolana en el Desarrollo Económico de la Nación, a través de emprendimientos productivos", será ejecutado por la Corporación Venezolana de la Juventud Productora, S.A., el cual está orientado a promover el beneficio del sector juvenil. Su objetivo general es diseñar, planificar, coordinar y ejecutar planes, programas y proyectos destinados a la inserción y participación protagónica de la juventud venezolana en el desarrollo pleno de las fuerzas productivas del país, fungiendo como instrumento de fortalecimiento del desarrollo socio-económico propiciando el desarrollo y puesta en marcha de la producción para el Vivir Bien y la construcción del socialismo venezolano, la implementación de las políticas públicas a desarrollar por el Estado a favor de la juventud venezolana, que sean impulsadas desde el órgano rector competente en la materia, con la finalidad de potenciar, fortalecer, expandir y promover de manera orgánica e integral la vocación y las diversas capacidades productivas de la juventud venezolana lo cual promisoriamente deberá servir para guiar el diseño, planificación y concreción de proyectos socio-productivos de gran impacto entre la juventud y de largo aliento para el beneficio y felicidad social de nuestro pueblo.

SUPERINTENENCIA NACIONAL DE ACTIVIDADES HÍPICAS (Sunahip).

Le corresponde la regulación de la actividad hípica nacional que apoye el crecimiento sano de la industria hípica en todo el territorio nacional y la proyecte a nivel internacional como referencia en materia hípica, contando con el apoyo de un personal altamente calificado y motivado con la institución y su compromiso con dicha actividad, así como también, ser una institución pro-activa y comprometida con los planes de la nación orientados a mejorar la calidad de vida de los más necesitados.

Además de planificar, organizar, dirigir, coordinar y controlar el funcionamiento de la Superintendencia, así como autorizar las actuaciones que ella deba cumplir en el ejercicio de sus funciones, aprobar los Reglamentos de Juegos, Carreras y Transmisiones. Con este proyecto se pretende fortalecer la capacidad supervisora y de fiscalización de los centros de apuestas hípicas existentes en el país, por parte de la institución, con el objetivo de disminuir la evasión de los tributos que por la explotación de la actividad hípica, la persona natural o jurídica, está obligada a cumplir.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
					Género		Ingresos Ordinarios	Ingresos Extraordinarios				
N.E.	Ppto.		Unidad de Medida	Cant.	Fem.	Masc		Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
128899	740024000	Promoción de la Educación Física y la Iniciación Deportiva en el marco de la Masificación.	coordinación	6			32.578.537					32.578.537
128868	740025000	Plataforma Tecnológica y Automatización de Procesos Administrativos de Juventud y Deporte.	Plataforma tecnológica	1			17.007.910					17.007.910
128854	740026000	Venezuela Activa y Saludable mediante la Actividad Física y el Deporte Participativo	programa	8			38.598.299					38.598.299
128842	740027000	Desarrollo, Formación y Consolidación de la Reserva Deportiva Nacional	atleta	13.600			133.365.745					133.365.745
128698	740028000	Formación en Valores, Deporte, Cultura, Recreación, Paz y Vida para la Juventud	persona	900.000			25.423.597					25.423.597
128675	740029000	Participación protagónica, organización y formación socioproductiva de la Juventud Venezolana	consejo	400			392.044.849					392.044.849
	749999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	bolívar	2.327.121.260			2.327.121.260					2.327.121.260
		TOTAL					2.966.140.197					2.966.140.197

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
740001000	Dirección y coord nación de los gastos de los trabajadores y trabajadoras	1.015.545.417					1.015.545.417
740002000	Gestión administrativa	1.725.119.369					1.725.119.369
740003000	Previsión y Protección Social	396.548					396.548
	TOTAL	2.741.061.334					2.741.061.334

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**198**	**207**		**405**	**60.901.739**	**4.501.343**	**65.403.082**
Altos Funcionarios y de Elección Popular		1		1	89.060		89.060
Alto Nivel y de Dirección	20	33		53	6.234.212		6.234.212
Personal Administrativo	130	71		201	40.669.466	4.501.343	45.170.809
Obrero	48	102		150	13.909.001		13.909.001
Personal Contratado	**485**	**748**		**1.233**	**99.072.533**		**99.072.533**
Personal Administrativo	485	748		1.233	99.072.533		99.072.533
TOTAL	**683**	**955**		**1.638**	**159.974.272**	**4.501.343**	**164.475.615**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados		**2**	**2**	**396.548**
Alto Nivel y de Dirección		1	1	198.834
Empleados		1	1	197.714
TOTAL		**2**	**2**	**396.548**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.420.427.405					1.420.427.405
4.02	Materiales, suministros y mercancías	125.977.792					125.977.792
4.03	Servicios no personales	324.798.762					324.798.762
4.04	Activos reales	29.330.486					29.330.486
4.07	Transferencias y donaciones	3.806.667.086					3.806.667.086
	TOTAL	**5.707.201.531**					**5.707.201.531**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	3.768.584.943					3.768.584.943
4.07.01.00.00	Transferencias y donaciones corrientes internas	3.768.584.943					3.768.584.943
4.07.01.03.00	Transferencias corrientes internas al sector público	3.768.584.943					3.768.584.943
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.659.197.379					3.659.197.379
	- A0049 Instituto Nacional de Deportes (IND)	2.516.935.552					2.516.935.552
	- A0479 Fundación para la Atención Integral a los Atletas de Alto Rendimiento en Situación de Retiro y Ex-Atletas Jóvenes, Adultos (as) y Adultos (as) Mayores (FUNDAEXAR)	57.307.746					57.307.746
	- A0938 Instituto Nacional del Poder Popular de la Juventud	1.084.954.081					1.084.954.081
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	109.387.564					109.387.564
	- A0524 Corporación Venezolana de la Juventud Productora, S.A. (CORPOJUVENTUD, S.A.)	109.387.564					109.387.564

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	14.973.696					14.973.696
4.07.01.00.00	Transferencias y donaciones corrientes internas	14.973.696					14.973.696
4.07.01.01.00	Transferencias corrientes internas al sector privado	14.973.696					14.973.696
4.07.01.01.77	Subsidios a entidades deportivas y recreativas de carácter privado	14.973.696					14.973.696
	- S1908 Federación Venezolana de Baloncesto	401.000					401.000
	- S1914 Federación Venezolana de Canotaje	400.000					400.000
	- S1915 Federación Venezolana de Karate Do	400.000					400.000
	- S1918 Federación Venezolana de Béisbol	400.000					400.000
	- S1920 Federación Venezolana de Ciclismo	400.000					400.000
	- S1921 Federación Venezolana de Deportes Acuáticos	400.000					400.000
	- S1923 Federación Venezolana de Gimnasia	400.000					400.000
	- S1924 Federación Venezolana de Levantamiento de Pesas	400.000					400.000
	- S1926 Federación Venezolana de Tae Kwon Do	400.000					400.000
	- S1936 Federación Venezolana de Judo	400.000					400.000
	- S1937 Federación Venezolana de Lucha Amateur	400.000					400.000
	- S1938 Federación Venezolana de Remo	400.000					400.000
	- S1939 Federación Venezolana de Tenis de Mesa	400.000					400.000
	- S1944 Federación Venezolana de Balonmano	400.000					400.000
	- S1947 Federación Venezolana de Atletismo	400.000					400.000
	- S1948 Federación Venezolana de Boxeo	400.000					400.000
	- S1958 Federación Venezolana de Esgrima	400.000					400.000
	- S1963 Federación Venezolana de Voleibol	400.000					400.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Ordinarios	Ingresos Extraordinarios: Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	Presupuesto 2016
	- S1969 Asociación Civil Talento Deportivo Barinas	150.000					150.000
	- S1970 Asociación Civil de Padres y Representantes de la Unidad Educativa Talentos Deportivos del Estado Trujillo	150.000					150.000
	- S1971 ASOUTED COJEDES	150.000					150.000
	- S1972 Asociación Civil Unidad Educativa de Talento Deportivo Monagas	150.000					150.000
	- S1973 Asociación Civil de Padres y Representantes de la Unidad Educativa Talento Deportivo Estado Sucre	150.000					150.000
	- S1974 Asociación Civil Unidad Educativa de Talento Deportivo del Estado Guárico	150.000					150.000
	- S1975 Asociación Civil Unidad Educativa de Talento Deportivo Yaracuy	150.000					150.000
	- S1976 Asociación Civil Unidad Educativa de Talento Deportivo Don José Beracasa	150.000					150.000
	- S1977 Asociación Civil Unidad Educativa de Formación Deportiva Carabobo	150.000					150.000
	- S1978 Asociación Civil Unidad Educativa Nacional Talento Deportivo Aragua	150.000					150.000
	- S1979 Asociación Civil Sociedad de Padres y Representantes de la Unidad Educativa Maestro Gallegos	150.000					150.000
	- S2041 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talento Deportivo "Liceo Caracas" (UENTD)	150.000					150.000
	- S2042 Asociación Civil Unidad Educativa de Talento Deportivo del Municipio Tucupita del Estado Delta Amacuro	150.000					150.000
	- S2043 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talento Deportivo del Municipio Araure del Estado Portuguesa	150.000					150.000
	- S2044 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talento Deportivo del Municipio Camaguán del Estado Guárico	150.000					150.000
	- S2048 Asociación Civil Unidad Educativa de Talento Deportivo, Municipio Atures, Estado Amazonas	150.000					150.000
	- S2049 Asociación Civil Sociedad de Padres y Representantes Unidad Educativa de Talento Deportivo, Municipio Sebastián Francisco de Miranda, Calabozo Estado Guárico	150.000					150.000
	- S2050 Sociedad Civil Federación Venezolana Polideportiva Laboral (FEDEPOLAB)	744.540					744.540

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	- S2051 Asociación Civil de Padres y Representantes de la Escuela Técnica Deportiva Chama, Estado Mérida	150.000					150.000
	- S2052 Asociación Civil Escuela de Formación Deportiva Bolívar, Municipio Heres, Estado Bolívar	150.000					150.000
	- S2053 Asociación Civil de Padres y Representantes Unidad Educativa de Talento Deportivo, Municipio Biruaca, Estado Apure	150.000					150.000
	- S2054 Asociación Civil de Padres y Representantes de la Unidad Educativa de Formación Deportiva, Municipio San Cristóbal, Estado Táchira	150.000					150.000
	- S2060 Asociación Civil Unidad Deportiva de Talentos Deportivos Nueva Esparta	150.000					150.000
	- S2095 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talento Deportivo Vargas	150.000					150.000
	- S2096 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talentos Deportivos Alí García Carrero	150.000					150.000
	- S2097 Asociación Civil de Padres y Representantes de la Escuela Unidad Educativa Nacional Formación Deportiva Barquisimeto	150.000					150.000
	- S2144 Asociación Civil Unidad Educativa Lucrecia de Guardia, Municipio Miranda del Estado Falcón	150.000					150.000
	- S2234 Asociación Civil Sociedad de Padres y Representantes de la Unidad Educativa Nacional Gustavo Herrera	150.000					150.000
	- S2252 Asociación Civil Escuela de Fútbol Caricuao Fútbol Club	744.539					744.539
	- S2326 Asociación Civil de Futbol Alejandro Carrasquel	744.539					744.539
	- S2328 Fundación Vitalicia	744.539					744.539
	- S2329 Fundación Integral Bahía Porteña	744.539					744.539

PROYECTO:	COD. N.E: 128899 COD. PPTO: 740024000 Promoción de la Educación Física y la Iniciación Deportiva en el marco de la Masificación.
UNIDAD DE MEDIDA:	coordinación
CANTIDAD:	Fem.() Mas () Total(6)
ASIGNACIÓN PRESUPUESTARIA:	32.578.537
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Masificación de la Educación Física, la Actividad Física y el Deporte, para mejorar la calidad de vida.
OBJETIVOS ESPECÍFICOS:	Fomentar la educación física y la iniciación deportiva en todos los sectores públicos y privados del país.
RESULTADO:	Coordinaciones de Deporte de las Zonas Educativas e Institutos Estadales de Deporte (agrupadas de acuerdo a la regionalización en materia de juventud y deporte) asistidos técnicamente sobre las directrices para fomentar la masificación de la educación física y la actividad deportiva en la etapa de iniciación.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	27.728.478					27.728.478
4.02	Materiales, suministros y mercancías	505.000					505.000
4.03	Servicios no personales	3.345.059					3.345.059
4.04	Activos reales	1.000.000					1.000.000
	TOTAL	32.578.537					32.578.537

PROYECTO:	COD. N.E: 128868 COD. PPTO: 740025000 Plataforma Tecnológica y Automatización de Procesos Administrativos de Juventud y Deporte.
UNIDAD DE MEDIDA:	Plataforma tecnológica
CANTIDAD:	Fem.() Mas.() Total(1)
ASIGNACIÓN PRESUPUESTARIA:	17.007.910
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Fortalecer la plataforma tecnológica institucional y el acceso a la información de juventud y deporte.
OBJETIVOS ESPECÍFICOS:	Contar con la plataforma tecnológica adecuada a la nueva exigencia institucional, que permita acceder a la información de juventud y deporte de forma oportuna y confiable.
RESULTADO:	Acceso a la información de juventud y deporte de forma oportuna y confiable.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	2.527.907					2.527.907
4.02	Materiales, suministros y mercancías	3.172.056					3.172.056
4.03	Servicios no personales	6.390.902					6.390.902
4.04	Activos reales	4.917.045					4.917.045
	TOTAL	**17.007.910**					**17.007.910**

PROYECTO: COD. N.E: 128854 COD. PPTO: 740026000 Venezuela Activa y Saludable mediante la Actividad Física y el Deporte Participativo

UNIDAD DE MEDIDA: programa

CANTIDAD: Fem.() Mas.() Total(8)

ASIGNACIÓN PRESUPUESTARIA: 38.598.299

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Garantizar a todos los ciudadanos y ciudadanas el acceso a la práctica de las actividades físicas y deportivas

OBJETIVOS ESPECÍFICOS: Implantar programas dirigidos a incrementar la práctica sistemática y organizada de actividades físicas y deporte participativo que beneficien la salud de la población

RESULTADO: Programas de Actividad Física y Deporte Recreativo implementados a nivel nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	23.442.420					23.442.420
4.02	Materiales, suministros y mercancías	2.652.364					2.652.364
4.03	Servicios no personales	9.226.916					9.226.916
4.04	Activos reales	3.096.599					3.096.599
4.07	Transferencias y donaciones	180.000					180.000
	TOTAL	**38.598.299**					**38.598.299**

PROYECTO:	COD. N.E: 128842 COD. PPTO: 740027000 Desarrollo, Formación y Consolidación de la Reserva Deportiva Nacional
UNIDAD DE MEDIDA:	atleta
CANTIDAD:	Fem.() Mas.() Total(13.600)
ASIGNACIÓN PRESUPUESTARIA:	133.365.745
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Formación, preparación, apoyo técnico y optimización de las instalaciones deportivas para los Atletas de Alto Rendimiento, con el propósito de elevar el Nivel Competitivo de Venezuela, en el contexto regional y mundial.
OBJETIVOS ESPECÍFICOS:	Conformar la reserva deportiva nacional mediante la Aplicación supervisión y evaluación del Programa Nacional de Identificación, Detección, Selección y Formación del talento deportivo (PNIDSF).
RESULTADO:	Reserva deportiva conformada 13600 estudiantes atletas con talento deportivo.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	31.962.301					31.962.301
4.02	Materiales, suministros y mercancías	25.317.950					25.317.950
4.03	Servicios no personales	64.302.594					64.302.594
4.07	Transferencias y donaciones	11.782.900					11.782.900
	TOTAL	**133.365.745**					**133.365.745**

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	11.251.000					11.251.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	11.251.000					11.251.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	11.251.000					11.251.000
4.07.01.01.77	Subsidios a entidades deportivas y recreativas de carácter privado	11.251.000					11.251.000
	- S1908 Federación Venezolana de Baloncesto	401.000					401.000
	- S1914 Federación Venezolana de Canotaje	400.000					400.000
	- S1915 Federación Venezolana de Karate Do	400.000					400.000
	- S1918 Federación Venezolana de Béisbol	400.000					400.000
	- S1920 Federación Venezolana de Ciclismo	400.000					400.000
	- S1921 Federación Venezolana de Deportes Acuáticos	400.000					400.000
	- S1923 Federación Venezolana de Gimnasia	400.000					400.000
	- S1924 Federación Venezolana de Levantamiento de Pesas	400.000					400.000
	- S1926 Federación Venezolana de Tae Kwon Do	400.000					400.000
	- S1936 Federación Venezolana de Judo	400.000					400.000
	- S1937 Federación Venezolana de Lucha Amateur	400.000					400.000
	- S1938 Federación Venezolana de Remo	400.000					400.000
	- S1939 Federación Venezolana de Tenis de Mesa	400.000					400.000
	- S1944 Federación Venezolana de Balonmano	400.000					400.000
	- S1947 Federación Venezolana de Atletismo	400.000					400.000
	- S1948 Federación Venezolana de Boxeo	400.000					400.000
	- S1958 Federación Venezolana de Esgrima	400.000					400.000
	- S1963 Federación Venezolana de Voleibol	400.000					400.000
	- S1969 Asociación Civil Talento Deportivo Barinas	150.000					150.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	- S1970 Asociación Civil de Padres y Representantes de la Unidad Educativa Talentos Deportivos del Estado Trujillo	150.000					150.000
	- S1971 ASOUTED COJEDES	150.000					150.000
	- S1972 Asociación Civil Unidad Educativa de Talento Deportivo Monagas	150.000					150.000
	- S1973 Asociación Civil de Padres y Representantes de la Unidad Educativa Talento Deportivo Estado Sucre	150.000					150.000
	- S1974 Asociación Civil Unidad Educativa de Talento Deportivo del Estado Guárico	150.000					150.000
	- S1975 Asociación Civil Unidad Educativa de Talento Deportivo Yaracuy	150.000					150.000
	- S1976 Asociación Civil Unidad Educativa de Talento Deportivo Don José Beracasa	150.000					150.000
	- S1977 Asociación Civil Unidad Educativa de Formación Deportiva Carabobo	150.000					150.000
	- S1978 Asociación Civil Unidad Educativa Nacional Talento Deportivo Aragua	150.000					150.000
	- S1979 Asociación Civil Sociedad de Padres y Representantes de la Unidad Educativa Maestro Gallegos	150.000					150.000
	- S2041 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talento Deportivo "Liceo Caracas" (UENTD)	150.000					150.000
	- S2042 Asociación Civil Unidad Educativa de Talento Deportivo del Municipio Tucupita del Estado Delta Amacuro	150.000					150.000
	- S2043 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talento Deportivo del Municipio Araure del Estado Portuguesa	150.000					150.000
	- S2044 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talento Deportivo del Municipio Camaguán del Estado Guárico	150.000					150.000
	- S2048 Asociación Civil Unidad Educativa de Talento Deportivo, Municipio Atures, Estado Amazonas	150.000					150.000
	- S2049 Asociación Civil Sociedad de Padres y Representantes Unidad Educativa de Talento Deportivo, Municipio Sebastián Francisco de Miranda, Calabozo Estado Guárico	150.000					150.000
	- S2051 Asociación Civil de Padres y Representantes de la Escuela Técnica Deportiva Chama, Estado Mérida	150.000					150.000
	- S2052 Asociación Civil Escuela de Formación Deportiva Bolívar, Municipio Heres, Estado Bolívar	150.000					150.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	- S2053 Asociación Civil de Padres y Representantes Unidad Educativa de Talento Deportivo, Municipio Biruaca, Estado Apure	150.000					150.000
	- S2054 Asociación Civil de Padres y Representantes de la Unidad Educativa de Formación Deportiva, Municipio San Cristóbal, Estado Táchira	150.000					150.000
	- S2060 Asociación Civil Unidad Deportiva de Talentos Deportivos Nueva Esparta	150.000					150.000
	- S2095 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talento Deportivo Vargas	150.000					150.000
	- S2096 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talentos Deportivos Alí García Carrero	150.000					150.000
	- S2097 Asociación Civil de Padres y Representantes de la Escuela Unidad Educativa Nacional Formación Deportiva Barquisimeto	150.000					150.000
	- S2144 Asociación Civil Unidad Educativa Lucrecia de Guardia, Municipio Miranda del Estado Falcón	150.000					150.000
	- S2234 Asociación Civil Sociedad de Padres y Representantes de la Unidad Educativa Nacional Gustavo Herrera	150.000					150.000

PROYECTO:	COD. N.E: 128698 COD. PPTO: 740028000 Formación en Valores, Deporte, Cultura, Recreación, Paz y Vida para la Juventud
UNIDAD DE MEDIDA:	persona
CANTIDAD:	Fem.() Mas.() Total(900.000)
ASIGNACIÓN PRESUPUESTARIA:	25.423.597
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Prevención y Educación en Valores, donde el Deporte, la Actividad Física y la Recreación, sean herramientas que contribuyan a desarrollar una Cultura por la Paz y la Vida, dirigidas a la juventud y a los grupos poblacionales de riesgos.
OBJETIVOS ESPECÍFICOS:	Contribuir en la formación y concientización de valores que permitan a los grupos poblacionales de riesgo, con énfasis en la juventud, disponer de herramientas preventivas y correctivas antes situaciones de vulnerabilidad a través del deporte, la cultura y la recreación.
RESULTADO:	Jóvenes en condición de vulnerabilidad y grupos etarios de riesgos atendidos a través de programas de formación y de actividades deportivas, culturales y recreativas basadas en el aprendizaje y en la concientización de valores de manera permanente y sistemática.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	11.680.010					11.680.010
4.02	Materiales, suministros y mercancías	3.732.684					3.732.684
4.03	Servicios no personales	6.278.207					6.278.207
4.04	Activos reales	10.000					10.000
4.07	Transferencias y donaciones	3.722.696					3.722.696
	TOTAL	**25.423.597**					**25.423.597**

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Ordinarios	Ingresos Extraordinarios: Proyectos por Endeudamiento	Ingresos Extraordinarios: Deuda Pública	Ingresos Extraordinarios: Gestión Fiscal	Ingresos Extraordinarios: Otros Ingresos Extraordinarios	Presupuesto 2016
4.07.00.00.00	Transferencias y donaciones	11.251.000					11.251.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	11.251.000					11.251.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	11.251.000					11.251.000
4.07.01.01.77	Subsidios a entidades deportivas y recreativas de carácter privado	11.251.000					11.251.000
	- S1908 Federación Venezolana de Baloncesto	401.000					401.000
	- S1914 Federación Venezolana de Canotaje	400.000					400.000
	- S1915 Federación Venezolana de Karate Do	400.000					400.000
	- S1918 Federación Venezolana de Béisbol	400.000					400.000
	- S1920 Federación Venezolana de Ciclismo	400.000					400.000
	- S1921 Federación Venezolana de Deportes Acuáticos	400.000					400.000
	- S1923 Federación Venezolana de Gimnasia	400.000					400.000
	- S1924 Federación Venezolana de Levantamiento de Pesas	400.000					400.000
	- S1926 Federación Venezolana de Tae Kwon Do	400.000					400.000
	- S1936 Federación Venezolana de Judo	400.000					400.000
	- S1937 Federación Venezolana de Lucha Amateur	400.000					400.000
	- S1938 Federación Venezolana de Remo	400.000					400.000
	- S1939 Federación Venezolana de Tenis de Mesa	400.000					400.000
	- S1944 Federación Venezolana de Balonmano	400.000					400.000
	- S1947 Federación Venezolana de Atletismo	400.000					400.000
	- S1948 Federación Venezolana de Boxeo	400.000					400.000
	- S1958 Federación Venezolana de Esgrima	400.000					400.000
	- S1963 Federación Venezolana de Voleibol	400.000					400.000
	- S1969 Asociación Civil Talento Deportivo Barinas	150.000					150.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	- S1970 Asociación Civil de Padres y Representantes de la Unidad Educativa Talentos Deportivos del Estado Trujillo	150.000					150.000
	- S1971 ASOUTED COJEDES	150.000					150.000
	- S1972 Asociación Civil Unidad Educativa de Talento Deportivo Monagas	150.000					150.000
	- S1973 Asociación Civil de Padres y Representantes de la Unidad Educativa Talento Deportivo Estado Sucre	150.000					150.000
	- S1974 Asociación Civil Unidad Educativa de Talento Deportivo del Estado Guárico	150.000					150.000
	- S1975 Asociación Civil Unidad Educativa de Talento Deportivo Yaracuy	150.000					150.000
	- S1976 Asociación Civil Unidad Educativa de Talento Deportivo Don José Beracasa	150.000					150.000
	- S1977 Asociación Civil Unidad Educativa de Formación Deportiva Carabobo	150.000					150.000
	- S1978 Asociación Civil Unidad Educativa Nacional Talento Deportivo Aragua	150.000					150.000
	- S1979 Asociación Civil Sociedad de Padres y Representantes de la Unidad Educativa Maestro Gallegos	150.000					150.000
	- S2041 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talento Deportivo "Liceo Caracas" (UENTD)	150.000					150.000
	- S2042 Asociación Civil Unidad Educativa de Talento Deportivo del Municipio Tucupita del Estado Delta Amacuro	150.000					150.000
	- S2043 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talento Deportivo del Municipio Araure del Estado Portuguesa	150.000					150.000
	- S2044 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talento Deportivo del Municipio Camaguán del Estado Guárico	150.000					150.000
	- S2048 Asociación Civil Unidad Educativa de Talento Deportivo, Municipio Atures, Estado Amazonas	150.000					150.000
	- S2049 Asociación Civil Sociedad de Padres y Representantes Unidad Educativa de Talento Deportivo, Municipio Sebastián Francisco de Miranda, Calabozo Estado Guárico	150.000					150.000
	- S2051 Asociación Civil de Padres y Representantes de la Escuela Técnica Deportiva Chama, Estado Mérida	150.000					150.000
	- S2052 Asociación Civil Escuela de Formación Deportiva Bolívar, Municipio Heres, Estado Bolívar	150.000					150.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	- S2053 Asociación Civil de Padres y Representantes Unidad Educativa de Talento Deportivo, Municipio Biruaca, Estado Apure	150.000					150.000
	- S2054 Asociación Civil de Padres y Representantes de la Unidad Educativa de Formación Deportiva, Municipio San Cristóbal, Estado Táchira	150.000					150.000
	- S2060 Asociación Civil Unidad Deportiva de Talentos Deportivos Nueva Esparta	150.000					150.000
	- S2095 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talento Deportivo Vargas	150.000					150.000
	- S2096 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talentos Deportivos Alí García Carrero	150.000					150.000
	- S2097 Asociación Civil de Padres y Representantes de la Escuela Unidad Educativa Nacional Formación Deportiva Barquisimeto	150.000					150.000
	- S2144 Asociación Civil Unidad Educativa Lucrecia de Guardia, Municipio Miranda del Estado Falcón	150.000					150.000
	- S2234 Asociación Civil Sociedad de Padres y Representantes de la Unidad Educativa Nacional Gustavo Herrera	150.000					150.000
4.07.00.00.00	Transferencias y donaciones	3.722.696					3.722.696
4.07.01.00.00	Transferencias y donaciones corrientes internas	3.722.696					3.722.696
4.07.01.01.00	Transferencias corrientes internas al sector privado	3.722.696					3.722.696
4.07.01.01.77	Subsidios a entidades deportivas y recreativas de carácter privado	3.722.696					3.722.696
	- S2050 Sociedad Civil Federación Venezolana Polideportiva Laboral (FEDEPOLAB)	744.540					744.540
	- S2252 Asociación Civil Escuela de Fútbol Caricuao Fútbol Club	744.539					744.539
	- S2326 Asociación Civil de Futbol Alejandro Carrasquel	744.539					744.539
	- S2328 Fundación Vitalicia	744.539					744.539
	- S2329 Fundación Integral Bahía Porteña	744.539					744.539

PROYECTO:	COD. N.E: 128675 COD. PPTO: 740029000 Participación protagónica, organización y formación socioproductiva de la Juventud Venezolana
UNIDAD DE MEDIDA:	consejo
CANTIDAD:	Fem.() Mas.() Total(400)
ASIGNACIÓN PRESUPUESTARIA:	392.044.849
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Fortalecer el sistema de Atención Integral, así como apoyar la participación, organización y movilización de los jóvenes como actores sociopolíticos del poder popular, motivar e impulsar a la juventud en la generación de un nuevo tejido económico desarrollando procesos productivos
OBJETIVOS ESPECÍFICOS:	Impulsar la participación protagónica, organización y formación socioproductiva de la Juventud Venezolana
RESULTADO:	Consejos Presidenciales de la Juventud y Estudiantes como instancias creadas para que el pueblo pueda articular proyectos y políticas públicas con el apoyo del Ejecutivo Nacional, de carácter plural y de consulta permanente, con el fin de fortalecer la unidad pueblo-gobierno.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	357.343.808					357.343.808
4.02	Materiales, suministros y mercancías	485.328					485.328
4.03	Servicios no personales	34.201.741					34.201.741
4.04	Activos reales	13.972					13.972
	TOTAL	**392.044.849**					**392.044.849**

PROYECTO:	COD. N.E: COD. PPTO: 749999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	bolívar
CANTIDAD:	Fem.() Mas.() Total(2.327.121.260)
ASIGNACIÓN PRESUPUESTARIA:	2.327.121.260
OBJETIVO HISTÓRICO:	No Aplica
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar los Recursos Financieros para Asegurar la Ejecución de los Proyectos
OBJETIVOS ESPECÍFICOS:	Transferir a los Entes los Recursos Financieros para la Ejecución de los Proyectos
RESULTADO:	Recursos Transferidos a los Entes Descentralizados para la Ejecución de los Proyectos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	2.327.121.260					2.327.121.260
	TOTAL	**2.327.121.260**					**2.327.121.260**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.327.121.260					2.327.121.260
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.327.121.260					2.327.121.260
4.07.01.03.00	Transferencias corrientes internas al sector público	2.327.121.260					2.327.121.260
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.264.041.613					2.264.041.613
	- A0049 Instituto Nacional de Deportes (IND)	1.466.855.235					1.466.855.235
	- A0479 Fundación para la Atención Integral a los Atletas de Alto Rendimiento en Situación de Retiro y Ex-Atletas Jóvenes, Adultos (as) y Adultos (as) Mayores (FUNDAEXAR)	50.475.122					50.475.122
	- A0938 Instituto Nacional del Poder Popular de la Juventud	746.711.256					746.711.256
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	63.079.647					63.079.647
	- A0524 Corporación Venezolana de la Juventud Productora, S.A. (CORPOJUVENTUD, S.A.)	63.079.647					63.079.647

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	965.742.481					965.742.481
4.03	Servicios no personales	49.802.936					49.802.936
	TOTAL	1.015.545.417					1.015.545.417

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	90.112.410					90.112.410
4.03	Servicios no personales	151.250.407					151.250.407
4.04	Activos reales	20.292.870					20.292.870
4.07	Transferencias y donaciones	1.463.463.682					1.463.463.682
	TOTAL	1.725.119.369					1.725.119.369

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	1.441.463.683					1.441.463.683
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.441.463.683					1.441.463.683
4.07.01.03.00	Transferencias corrientes internas al sector público	1.441.463.683					1.441.463.683
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.395.155.766					1.395.155.766
	- A0049 Instituto Nacional de Deportes (IND)	1.050.080.317					1.050.080.317
	- A0479 Fundación para la Atención Integral a los Atletas de Alto Rendimiento en Situación de Retiro y Ex-Atletas Jóvenes, Adultos (as) y Adultos (as) Mayores (FUNDAEXAR)	6.832.624					6.832.624
	- A0938 Instituto Nacional del Poder Popular de la Juventud	338.242.825					338.242.825
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	46.307.917					46.307.917
	- A0524 Corporación Venezolana de la Juventud Productora, S.A. (CORPOJUVENTUD, S.A.)	46.307.917					46.307.917

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	396.548					396.548
	TOTAL	**396.548**					**396.548**

75

Ministerio del Poder Popular para Ecosocialismo y Aguas

MINISTERIO DEL PODER POPULAR PARA ECOSOCIALISMO Y AGUAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Ministerio del Poder Popular para Ecosocialismo y Aguas, creado según Decreto N° 1.701 del 07/04/2015, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 40.634 de la misma fecha, en cumplimiento de las competencias asignadas, ejecutará la política en materia ambiental del país durante el año 2016, con la finalidad de normar el uso y conservación de los recursos naturales, promoviendo la participación de la sociedad para lograr el desarrollo sostenible, con base en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013 - 2019, enmarcado específicamente en el Objetivo Histórico de "Preservar la vida en el planeta y salvar la especie humana", y el objetivo nacional de "Profundizar el desarrollo de la nueva geopolítica nacional y regional, latinoamericana y caribeña", con el propósito de lograr la articulación interna del modelo productivo, con base en las premisas de desarrollo territorial desconcentrado, definido por ejes integradores, un sistema de ciudades interconectadas y un ambiente sustentable, fundamentado en una relación armónica entre el hombre y la naturaleza, que garantice el uso y aprovechamiento racional y óptimo de los recursos naturales, respetando los procesos y ciclos de la naturaleza, para proteger y defender la soberanía permanente del Estado sobre los recursos naturales, para el beneficio supremo del pueblo venezolano, que será su principal garante.

En este sentido, el Órgano concentrará su acción en profundizar el desarrollo de la nueva geopolítica nacional, para lo cual deben cumplirse objetivos estratégicos, como enfatizar la integridad territorial y la equidad socio – territorial, a través de ejes de desarrollo; transformar el hábitat de los principales centros urbanos y asentamientos humanos, con justicia social y protagonismo popular, preservando el ambiente, ordenando el territorio y asegurando la base de sustentación ecológica; de allí la relevancia de formular e implementar planes de ordenación del territorio, conservar y preservar los ambientes naturales, así como fortalecer los sistemas de agua potable en el país. Es por ello que este Ministerio, ejecutará entre otros, los proyectos estratégicos de inversión que se mencionan a continuación:

- Gestión integral de las cuencas, en las regiones hidrográficas: Lago de Maracaibo, Falconiana, Centro Occidental, Central, Oriental, Llanos Centro Occidentales y Caroní.
- Actualización de la infraestructura tecnológica del Ministerio del Poder Popular para Ecosocialismo y Aguas.
- Implementación de estrategias para la conservación de flora y fauna silvestre.
- Implementación de estrategias para la prevención y control de las amenazas sobre la diversidad biológica.
- Sistema automatización de trámites y autorizaciones ambientales del Ministerio del Poder Popular para Ecosocialismo y Aguas.
- Formación para la construcción colectiva de la visión del Ecosocialismo.
- Aportes y transferencias para financiar los proyectos de los entes descentralizados.

El presupuesto del año 2016 del Ministerio del Poder Popular para Ecosocialismo y Aguas, alcanza un monto de Bs. 11.993.383.356, de los cuales Bs. 9.519.240.943 corresponden a recursos ordinarios y Bs. 2.474.142.413 a proyectos financiados con Ley Especial de Endeudamiento.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
							Ingresos Ordinarios	Ingresos Extraordinarios				
N.E.	Ppto.		Unidad de Medida	Cant.	Género			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
					Fem.	Masc.						
127732	750020000	Gestión integral de las cuencas, en las regiones hidrográficas: Lago de Maracaibo, Falconiana, Centro Occidental, Central, Oriental, Llanos Centro Occidentales y Caroni.	Cuenca	16			10.934.565					10.934.565
127823	750021000	Actualización de la infraestructura tecnológica del Ministerio del Poder Popular para Ecosocialismo y Aguas	Cuarto	10			144.772.402					144.772.402
127735	750022000	Implementación de estrategias para la conservación de flora y fauna silvestre.	Evento	9			13.012.860					13.012.860
130456	750023000	Implementación de estrategias para la prevención y control de las amenazas sobre la diversidad biológica.	Campaña	4			6.506.430					6.506.430
127836	750024000	Sistema automatizado de trámites y autorizaciones ambientales del Ministerio del Poder Popular para Ecosocialismo y Aguas.	Sistema	1			5.226.785					5.226.785
127840	750025000	Formación para la construcción colectiva de la visión del Ecosocialismo.	Publicación	1			17.350.480					17.350.480
	759999000	Aportes y transferencias para financiar los proyectos de los entes descentralizados.	Bolívar	3.689.270.594			1.215.128.181	2.474.142.413				3.689.270.594
		TOTAL					1.412.931.703	2.474.142.413				3.887.074.116

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
750001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	2.387.265.596					2.387.265.596
750002000	Gestión administrativa	4.703.657.599					4.703.657.599
750003000	Previsión y Protección Social	1.015.386.045					1.015.386.045
	TOTAL	8.106.309.240					8.106.309.240

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**2.453**	**2.575**		**5.028**	**272.789.100**		**272.789.100**
Altos Funcionarios y de Elección Popular		1		1	155.900		155.900
Alto Nivel y de Dirección		3		3	453.500		453.500
Directivo	130	181		311	42.895.800		42.895.800
Profesional y Técnico	1.322	921		2.243	116.730.800		116.730.800
Personal Administrativo	358	250		608	27.147.900		27.147.900
Personal Médico	5	4		9	488.900		488.900
Obrero	638	1.215		1.853	84.916.300		84.916.300
Personal Contratado	**226**	**209**		**435**	**35.324.500**		**35.324.500**
Profesional y Técnico	143	118		261	22.449.900		22.449.900
Personal Administrativo	80	90		170	12.772.200		12.772.200
Personal Médico	3	1		4	102.400		102.400
TOTAL	**2.679**	**2.784**		**5.463**	**308.113.600**		**308.113.600**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas F	Nº de Personas M	Nº de Personas Total	Presupuesto 2016
Pensionados	**1.151**	**216**	**1.367**	**183.132.310**
Empleados	1.007	184	1.191	135.793.567
Obreros	144	32	176	47.338.743
Jubilados	**2.111**	**2.612**	**4.723**	**832.253.735**
Empleados	1.684	1.638	3.322	617.120.505
Obreros	427	974	1.401	215.133.230
TOTAL	**3.262**	**2.828**	**6.090**	**1.015.386.045**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	2.192.598.929					2.192.598.929
4.02	Materiales, suministros y mercancías	404.306.408					404.306.408
4.03	Servicios no personales	658.195.381					658.195.381
4.04	Activos reales	228.522.559					228.522.559
4.07	Transferencias y donaciones	6.033.617.666	2.474.142.413				8.507.760.079
4.11	Disminución de pasivos	2.000.000					2.000.000
	TOTAL	**9.519.240.943**	**2.474.142.413**				**11.993.383.356**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	5.018.231.621	2.474.142.413				7.492.374.034
4.07.01.00.00	Transferencias y donaciones corrientes internas	5.018.231.621					5.018.231.621
4.07.01.03.00	Transferencias corrientes internas al sector público	5.018.231.621					5.018.231.621
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.183.138.039					2.183.138.039
	- A0052 Instituto Nacional de Parques (INPARQUES)	1.015.053.152					1.015.053.152
	- A0064 Instituto para el Control y la Conservación del Lago de Maracaibo y su Cuenca Hidrográfica (ICLAM)	222.763.914					222.763.914
	- A0069 Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (SAMARN)	577.450.646					577.450.646
	- A0103 Fundación Instituto Forestal Latinoamericano	19.954.046					19.954.046
	- A0324 Fundación de Educación Ambiental	73.418.465					73.418.465
	- A0343 Fundación Laboratorio Nacional de Hidráulica	22.329.365					22.329.365
	- A0354 Fundación Nacional de Parques Zoológicos y Acuarios	13.801.460					13.801.460
	- A1314 Instituto Nacional de Meteorología e Hidrología (INAMEH)	238.366.991					238.366.991
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	2.835.093.582					2.835.093.582
	- A0232 Empresa Nacional Forestal, S.A.	16.313.536					16.313.536
	- A0605 Hidrológica de los Médanos Falconianos, C.A. (HIDROFALCON)	106.894.760					106.894.760
	- A0606 C.A. Hidrológica de Venezuela (HIDROVEN)	14.534.061					14.534.061
	- A0609 C.A. Hidrológica de la Región Capital (HIDROCAPITAL)	302.804.898					302.804.898
	- A0611 C.A. Hidrológica del Caribe (HIDROCARIBE)	388.952.255					388.952.255
	- A0613 C.A. Hidrológica de la Región Suroeste (HIDROSUROESTE)	113.820.488					113.820.488
	- A0615 C.A. Hidrológica Páez (HIDROPAEZ)	85.961.815					85.961.815
	- A0616 C.A. Hidrológica de los Llanos Venezolanos (HIDROLLANOS)	44.536.819					44.536.819

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	- A0619 C.A. Hidrológica del Lago de Maracaibo (HIDROLAGO)	179.436.133					179.436.133
	- A0622 C.A. Hidrologica del Centro (HIDROCENTRO)	459.902.200					459.902.200
	- A0639 Compañía Nacional de Reforestación (CONARE)	51.416.383					51.416.383
	- A0678 Sistema Hidráulico Yacambú Quíbor, C.A.	37.777.609					37.777.609
	- A0685 C.A. Hidrológica de la Cordillera Andina (HIDROANDES)	82.124.502					82.124.502
	- A0696 Empresa Regional Sistema Hidráulico Trujillano, S.A.	23.962.744					23.962.744
	- A0697 Empresa Regional Desarrollos Hidraúlicos Cojedes, C.A.	23.072.806					23.072.806
	- A1240 Empresa Noroccidental de Mantenimiento y Obras Hidráulicas, C.A. (ENMOHCA)	903.582.573					903.582.573
4.07.03.00.00	Transferencias y donaciones de capital internas		2.474.142.413				2.474.142.413
4.07.03.03.00	Transferencias de capital internas al sector público		2.474.142.413				2.474.142.413
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales		1.420.111.431				1.420.111.431
	- A0069 Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (SAMARN)		1.219.981.431				1.219.981.431
	- A1314 Instituto Nacional de Meteorología e Hidrología (INAMEH)		200.130.000				200.130.000
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros		1.054.030.982				1.054.030.982
	- A0606 C.A. Hidrológica de Venezuela (HIDROVEN)		1.054.030.982				1.054.030.982

PROYECTO: COD. N.E: 127732 COD. PPTO: 750020000 Gestión integral de las cuencas, en las regiones hidrográficas: Lago de Maracaibo, Falconiana, Centro Occidental, Central, Oriental, Llanos Centro Occidentales y Caroní.

UNIDAD DE MEDIDA: Cuenca

CANTIDAD: Fem.() Mas.() Total(16)

ASIGNACIÓN PRESUPUESTARIA: 10.934.565

OBJETIVO HISTÓRICO: III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político, dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Asegurar una gestión del agua, partiendo de las cuencas hidrográficas como unidad de gestión.

OBJETIVOS ESPECÍFICOS: Recuperar y conservar ecosistemas, suelos y cuerpos de aguas en las cuencas hidrográficas prioritarias, a través del fortalecimiento institucional establecido en la Ley de Aguas, así como la asistencia técnica a las comunidades en la ejecución de prácticas conservacionistas.

RESULTADO: Cuencas prioritarias atendidas con actividades de conservación de suelos y aguas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	549.600					549.600
4.03	Servicios no personales	10.384.965					10.384.965
	TOTAL	**10.934.565**					**10.934.565**

PROYECTO:	COD. N.E: 127823 COD. PPTO: 750021000 Actualización de la infraestructura tecnológica del Ministerio del Poder Popular para Ecosocialismo y Aguas
UNIDAD DE MEDIDA:	Cuarto
CANTIDAD:	Fem.() Mas.() Total(10)
ASIGNACIÓN PRESUPUESTARIA:	144.772.402
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Actualización de la plataforma de telecomunicaciones, con el fin de optimizar la comunicación a nivel nacional, en el Ministerio del Poder Popular para Ecosocialismo y Aguas.
OBJETIVOS ESPECÍFICOS:	Desarrollar estrategias para incrementar la capacidad de respuestas, a partir de las tecnologías y la innovación a problemas sociales, prioritarios para el Ministerio del Poder Popular para Ecosocialismo y Aguas.
RESULTADO:	Cableado actualizado, cuartos actualizados y equipamiento actualizado.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	16.000.000					16.000.000
4.03	Servicios no personales	25.511.917					25.511.917
4.04	Activos reales	103.260.485					103.260.485
	TOTAL	**144.772.402**					**144.772.402**

PROYECTO:	COD. N.E: 127735 COD. PPTO: 750022000 Implementación de estrategias para la conservación de flora y fauna silvestre.
UNIDAD DE MEDIDA:	Evento
CANTIDAD:	Fem.() Mas.() Total(9)
ASIGNACIÓN PRESUPUESTARIA:	13.012.860
OBJETIVO HISTÓRICO:	V. Preservar la vida en el planeta y salvar a la especie humana.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar la defensa, conservación y aprovechamiento sustentable de la diversidad biológica nacional.
OBJETIVOS ESPECÍFICOS:	Garantizar la conservación de especies de flora y fauna silvestre, utilizando técnicas de preservación y manejo, que permitan mantener sus poblaciones naturales en equilibrio.
RESULTADO:	Conservación y liberación de ejemplares de especies amenazadas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	2.081.028					2.081.028
4.03	Servicios no personales	9.121.544					9.121.544
4.04	Activos reales	1.810.288					1.810.288
	TOTAL	**13.012.860**					**13.012.860**

PROYECTO:	COD. N.E: 130456 COD. PPTO: 750023000 Implementación de estrategias para la prevención y control de las amenazas sobre la diversidad biológica.
UNIDAD DE MEDIDA:	Campaña
CANTIDAD:	Fem.() Mas.() Total(4)
ASIGNACIÓN PRESUPUESTARIA:	6.506.430
OBJETIVO HISTÓRICO:	V. Preservar la vida en el planeta y salvar a la especie humana.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar la defensa, conservación y aprovechamiento sustentable de la diversidad biológica nacional.
OBJETIVOS ESPECÍFICOS:	Identificación, control y erradicación de especies exóticas invasoras; control y fiscalización de organismos genéticamente modificados; prevención y manejo del tráfico ilícito de ejemplares de flora y fauna silvestre.
RESULTADO:	Campaña de erradicación de especies exóticas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	1.702.572					1.702.572
4.03	Servicios no personales	3.703.858					3.703.858
4.04	Activos reales	1.100.000					1.100.000
	TOTAL	6.506.430					6.506.430

PROYECTO:	COD. N.E: 127836 COD. PPTO: 750024000 Sistema automatizado de trámites y autorizaciones ambientales del Ministerio del Poder Popular para Ecosocialismo y Aguas
UNIDAD DE MEDIDA:	Sistema
CANTIDAD:	Fem.() Mas.() Total(1)
ASIGNACIÓN PRESUPUESTARIA:	5.226.785
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Desarrollar un sistema automatizado de trámites y autorizaciones ambientales para el Ministerio del Poder Popular para Ecosocialismo y Aguas
OBJETIVOS ESPECÍFICOS:	Identificar los procesos de controles para la implementación del sistema automatizado de trámites ambientales, para el Ministerio del Poder Popular para Ecosocialismo y Aguas.
RESULTADO:	Sistemas de autorizaciones de trámites ambientales.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	500.000					500.000
4.03	Servicios no personales	2.916.385					2.916.385
4.04	Activos reales	1.810.400					1.810.400
	TOTAL	**5.226.785**					**5.226.785**

PROYECTO:	COD. N.E: 127840 COD. PPTO: 750025000 Formación para la construcción colectiva de la visión del Ecosocialismo.
UNIDAD DE MEDIDA:	Publicación
CANTIDAD:	Fem.() Mas.() Total(1)
ASIGNACIÓN PRESUPUESTARIA:	17.350.480
OBJETIVO HISTÓRICO:	V. Preservar la vida en el planeta y salvar a la especie humana.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Afianzar procesos educativos, comunicacionales y participativos, que garanticen la formación ecosocialista de la población.
OBJETIVOS ESPECÍFICOS:	Construir a través de procesos de formación e intercambio de saberes, la visión del ecosocialismo para la generación de políticas.
RESULTADO:	Publicación generada

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	3.166.935					3.166.935
4.03	Servicios no personales	10.569.045					10.569.045
4.04	Activos reales	3.614.500					3.614.500
	TOTAL	17.350.480					17.350.480

PROYECTO:	COD. N.E: COD. PPTO: 759999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	Bolívar
CANTIDAD:	Fem.() Mas.() Total(3.689.270.594)
ASIGNACIÓN PRESUPUESTARIA:	3.689.270.594
OBJETIVO HISTÓRICO:	V. Preservar la vida en el planeta y salvar a la especie humana.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar los recursos financieros para asegurar la ejecución de los proyectos
OBJETIVOS ESPECÍFICOS:	Transferir a los entes descentralizados los recursos financieros para la ejecución de los proyectos
RESULTADO:	Recursos transferidos a los entes descentralizados para la ejecución de los proyectos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	1.215.128.181	2.474.142.413				3.689.270.594
	- 107986 Fortalecimiento de Capacidades Nacionales para el Manejo y Disposición Final de los Residuos y Desechos Sólidos		444.463.812				444.463.812
	- 111601 Atención Acueductos Rurales y Poblaciones Menores - Fase II		317.361.683				317.361.683
	- 111691 Rehabilitación y Optimización de las Plantas Mayores de Potabilización de Agua en Venezuela		415.547.900				415.547.900
	- 114522 Optimización de la Gestión de la Calidad del Agua en Poblaciones Mayores a Cinco Mil Habitantes		298.441.399				298.441.399
	- 116383 Saneamiento del Río Guaire (Fase III)		737.717.619				737.717.619
	- 119055 Optimización de la Rec Hidrometeorológica Nacional		200.130.000				200.130.000
	- 119267 Construcción, Modernización y Optimización de la Infraestructura de los Sistemas de Abastecimiento de Agua Potable a Nivel Nacional		22.680.000				22.680.000
	- 119572 Saneamiento y Control del Nivel del Lago de Valencia		37.800.000				37.800.000
	Resto de Fuentes de Financiamiento	1.215.128.181					1.215.128.181
	TOTAL	**1.215.128.181**	**2.474.142.413**				**3.689.270.594**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	1.215.128.181	2.474.142.413				3.689.270.594
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.215.128.181					1.215.128.181
4.07.01.03.00	Transferencias corrientes internas al sector público	1.215.128.181					1.215.128.181
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	303.545.608					303.545.608
	- A0064 Instituto para el Control y la Conservación del Lago de Maracaibo y su Cuenca Hidrográfica (ICLAM)	125.500.904					125.500.904
	- A0103 Fundación Instituto Forestal Latinoamericano	5.863.559					5.863.559
	- A0324 Fundación de Educación Ambiental	43.354.407					43.354.407
	- A0343 Fundación Laboratorio Nacional de Hidráulica	1.347.549					1.347.549
	- A1314 Instituto Nacional de Meteorología e Hidrología (INAMEH)	127.479.189					127.479.189
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	911.582.573					911.582.573
	- A0696 Empresa Regional Sistema Hidráulico Trujillano, S.A.	8.000.000					8.000.000
	- A1240 Empresa Noroccidental de Mantenimiento y Obras Hidráulicas, C.A. (ENMOHCA)	903.582.573					903.582.573
4.07.03.00.00	Transferencias y donaciones de capital internas		2.474.142.413				2.474.142.413
4.07.03.03.00	Transferencias de capital internas al sector público		2.474.142.413				2.474.142.413
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales		1.420.111.431				1.420.111.431
	- A0069 Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (SAMARN)		1.219.981.431				1.219.981.431
	- A1314 Instituto Nacional de Meteorología e Hidrología (INAMEH)		200.130.000				200.130.000
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros		1.054.030.982				1.054.030.982
	- A0606 C.A. Hidrológica de Venezuela (HIDROVEN)		1.054.030.982				1.054.030.982

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	2.192.598.929					2.192.598.929
4.03	Servicios no personales	194.666.667					194.666.667
	TOTAL	2.387.265.596					2.387.265.596

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	380.306.273					380.306.273
4.03	Servicios no personales	401.321.000					401.321.000
4.04	Activos reales	116.926.886					116.926.886
4.07	Transferencias y donaciones	3.803.103.440					3.803.103.440
4.11	Disminución de pasivos	2.000.000					2.000.000
	TOTAL	4.703.657.599					4.703.657.599

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	3.803.103.440					3.803.103.440
4.07.01.00.00	Transferencias y donaciones corrientes internas	3.803.103.440					3.803.103.440
4.07.01.03.00	Transferencias corrientes internas al sector público	3.803.103.440					3.803.103.440
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.879.592.431					1.879.592.431
	- A0052 Instituto Nacional de Parques (INPARQUES)	1.015.053.152					1.015.053.152
	- A0064 Instituto para el Control y la Conservación del Lago de Maracaibo y su Cuenca Hidrográfica (ICLAM)	97.263.010					97.263.010
	- A0069 Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (SAMARN)	577.450.646					577.450.646
	- A0103 Fundación Instituto Forestal Latinoamericano	14.090.487					14.090.487
	- A0324 Fundación de Educación Ambiental	30.064.058					30.064.058
	- A0343 Fundación Laboratorio Nacional de Hidráulica	20.981.816					20.981.816
	- A0354 Fundación Nacional de Parques Zoológicos y Acuarios	13.801.460					13.801.460
	- A1314 Instituto Nacional de Meteorología e Hidrología (INAMEH)	110.887.802					110.887.802
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.923.511.009					1.923.511.009
	- A0232 Empresa Nacional Forestal, S.A.	16.313.536					16.313.536
	- A0605 Hidrológica de los Médanos Falconianos, C.A. (HIDROFALCON)	106.894.760					106.894.760
	- A0606 C.A. Hidrológica de Venezuela (HIDROVEN)	14.534.061					14.534.061
	- A0609 C.A. Hidrológica de la Región Capital (HIDROCAPITAL)	302.804.898					302.804.898
	- A0611 C.A. Hidrológica del Caribe (HIDROCARIBE)	388.952.255					388.952.255
	- A0613 C.A. Hidrológica de la Región Suroeste (HIDROSUROESTE)	113.820.488					113.820.488
	- A0615 C.A. Hidrológica Páez (HIDROPAEZ)	85.961.815					85.961.815
	- A0616 C.A. Hidrológica de los Llanos Venezolanos (HIDROLLANOS)	44.536.819					44.536.819
	- A0619 C.A. Hidrológica del Lago de Maracaibo (HIDROLAGO)	179.436.133					179.436.133
	- A0622 C.A. Hidrológica del Centro (HIDROCENTRO)	459.902.200					459.902.200
	- A0639 Compañía Nacional de Reforestación (CONARE)	51.416.383					51.416.383

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
	- A0678 Sistema Hidráulico Yacambú Quibor, C.A.	37.777.609					37.777.609
	- A0685 C.A. Hidrológica de la Cordillera Andina (HIDROANDES)	82.124.502					82.124.502
	- A0696 Empresa Regional Sistema Hidráulico Trujillano, S.A.	15.962.744					15.962.744
	- A0697 Empresa Regional Desarrollos Hidráulicos Cojedes, C.A.	23.072.806					23.072.806

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	1.015.386.045					1.015.386.045
	TOTAL	**1.015.386.045**					**1.015.386.045**

76

Ministerio del Poder Popular para Hábitat y Vivienda

MINISTERIO DEL PODER POPULAR PARA HÁBITAT Y VIVIENDA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Ministerio del Poder Popular para Hábitat y Vivienda fue creado mediante Decreto Presidencial N° 1.701 del 07 de abril de 2015, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 40.634 de la misma fecha, en el marco del proceso de supresión del Ministerio del Poder Popular para Ecosocialismo, Hábitat y Vivienda, teniendo como competencia la ordenación y planificación estratégica urbana y el equipamiento urbano, diseñar, ejecutar y evaluar el conjunto orgánico de políticas, normas operativas e instrumentos, que garanticen la unidad de la acción del Estado, en materia de hábitat y vivienda, así como el uso apropiado de los recursos destinados a financiar la ejecución de los planes, proyectos y programas de hábitat y vivienda, además de evaluar los resultados de éstos.

Este Órgano asume la función estratégica, en cuanto al establecimiento de una política integral del Estado, en materia de Hábitat y Vivienda, en coordinación con los demás Órganos y Entes de la Administración Pública Central y Descentralizada, como también en la definición de líneas maestras, que faciliten la implementación, desarrollo y consolidación del Ministerio del Poder Popular para Hábitat y Vivienda; trabajando conjuntamente con el poder popular, orientados al cumplimiento de los Objetivos Históricos de las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013 – 2019, mediante un sistema territorial equilibrado, que promueva un hábitat integral.

Para el año 2016, dada la responsabilidad trascendental que comprende el ejercer la rectoría y coordinación en materia de hábitat y vivienda, se ha previsto adaptar su estructura a la nueva realidad social y política del país, en función de lograr la seguridad y firmeza de su gestión; para ello, consolidará la Gran Misión Vivienda Venezuela y la Gran Misión Barrio Nuevo Barrio Tricolor, lo cual se conformará a través de las Asambleas Viviendo Venezolano, organizando al poder popular, para garantizarle su participación protagónica en los principios de equidad social, basado en la búsqueda hacia la construcción del Vivir Bien. La Gran Misión Vivienda Venezuela y Gran Misión Barrio Nuevo Barrio Tricolor, afectan de manera transversal la vida de todas las familias beneficiadas, así como su entorno social.

En este sentido, al Despacho de Hábitat y Vivienda, le corresponderá contribuir conjuntamente con sus entes adscritos y de acuerdo a sus competencias, en los objetivos siguientes:

- Avanzar en la formulación de Planes de Desarrollo Urbano, a fin de profundizar en la conformación de la Nueva Geopolítica Nacional.
- Contribuir en la ejecución de la meta establecida en la Gran Misión Vivienda Venezuela, con la ejecución de Proyectos para la construcción de grandes desarrollos habitacionales, ejecutados en el marco de convenios internacionales y de nuevas viviendas a nivel nacional, garantizando asentamientos urbanos debidamente acondicionados, a través de la Fundación Misión Hábitat, Promotora de Desarrollo Urbano para la Región Zuliana, C.A. (Produzca), Centro Rafael Urdaneta, S.A. (Crusa) y la Inmobiliaria Nacional, S.A.

A través de la Fundación Barrio Nuevo Barrio Tricolor, se estima adecuar asentamientos urbanos ya establecidos, mediante la sustitución, rehabilitación y mejoras de viviendas, con acompañamiento de la comunidad organizada.

RESUMEN DE PROYECTOS DEL ÓRGANO DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Meta				Fecha de inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
N.E	Ppto.		Unidad de Medida	Cant.	Género								
					Fem.	Masc.							
130451	760020000	Formulación de los planes para el Nuevo Ordenamiento Urbano	Informe	13			01/10/2015	15/12/2016	374 619	2.816.100			3.190.719
130449	760022000	Actualización y seguimiento de los indicadores estadísticos y de costos ejecutados	Informe	10			01/10/2015	15/12/2016	60.574	378.444			439.018
		TOTAL							435.193	3.194 544			3.629.737

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Códigos		Denominación	Meta				Recursos					Presupuesto 2016
							Ingresos Ordinarios	Ingresos Extraordinarios				
					Género							
N.E.	Ppto.		Unidad de Medida	Cant.	Fem	Masc.		Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
130451	760020000	Formulación de los Planes para el Nuevo Ordenamiento Urbano	Informe	13			2.816.100					2.816.100
130450	760021000	Impulsar la organización popular, a través de la conformación de las Asambleas Viviendo Venezolano en el marco de la Gran Misión Vivienda Venezuela	Reunión	1.000			37.348.808					37.348.808
130449	760022000	Actualización y seguimiento de los indicadores estadísticos y de costos ejecutados	Informe	10			378.444					378.444
	769999000	Aportes y transferencias para financiar los proyectos de los entes descentralizados	Bolivar	3.125.334.633			3.125.334.633					3.125.334.633
		TOTAL					3.165.877.985					3.165.877.985

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
760001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	2.033.431.373					2.033.431.373
760002000	Gestión administrativa	1.528.272.451					1.528.272.451
760003000	Previsión y protección social	1.680.470.193					1.680.470.193
	TOTAL	5.242.174.017					5.242.174.017

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**863**	**616**		**1.479**	**178.851.934**	**2.019.801**	**180.871.735**
Altos Funcionarios y de Elección Popular		1		1	96.851		96.851
Alto Nivel y de Dirección	2	1		3	289.446		289.446
Directivo	168	131		299	29.349.211		29.349.211
Profesional y Técnico	211	113		324	62.800.304	812.564	63.612.868
Obrero	482	370		852	86.316.122	1.207.237	87.523.359
Personal Contratado	**968**	**682**		**1.650**	**213.489.115**		**213.489.115**
Personal Administrativo	968	682		1.650	213.489.115		213.489.115
TOTAL	1.831	1.298		3.129	392.341.049	2.019.801	394.360.850

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**1.265**	**312**	**1.577**	**220.830.389**
Empleados	759	187	946	132.498.234
Obreros	506	125	631	88.332.155
Jubilados	**2.426**	**4.668**	**7.094**	**1.459.639.804**
Empleados	1.456	2.801	4.257	875.783.883
Obreros	970	1.867	2.837	583.855.921
TOTAL	**3.691**	**4.980**	**8.671**	**1.680.470.193**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.990.545.791					1.990.545.791
4.02	Materiales, suministros y mercancías	268.447.137					268.447.137
4.03	Servicios no personales	357.108.940					357.108.940
4.04	Activos reales	95.701.114					95.701.114
4.07	Transferencias y donaciones	5.685.961.315					5.685.961.315
4.11	Disminución de pasivos	10.287.705					10.287.705
	TOTAL	**8.408.052.002**					**8.408.052.002**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	3.996.991.122					3.996.991.122
4.07.01.00.00	Transferencias y donaciones corrientes internas	996.991.122					996.991.122
4.07.01.03.00	Transferencias corrientes internas al sector público	996.991.122					996.991.122
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	861.765.909					861.765.909
	- A0251 Instituto Nacional de Tierras Urbanas	368.948.527					368.948.527
	- A0255 Superintendencia Nacional de Arrendamiento de Vivienda	39.716.113					39.716.113
	- A0444 Fundación Misión Hábitat	57.024.867					57.024.867
	- A0541 Fundación Gran Misión Barrio Nuevo Barrio Tricolor	341.234.615					341.234.615
	- A0563 Autoridad Única de Área para el Estado Carabobo "Ciudad Hugo Chávez"	54.841.787					54.841.787
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	135.225.213					135.225.213
	- A0576 Corporación Barrio Nuevo Barrio Tricolor, S.A.	131.290.764					131.290.764
	- A0636 Centro Rafael Urdaneta, S.A.	1.905.354					1.905.354
	- A0675 Promotora del Desarrollo Urbano de la Región Zuliana, C.A. (PRODUZCA)	2.029.095					2.029.095
4.07.03.00.00	Transferencias y donaciones de capital internas	3.000.000.000					3.000.000.000
4.07.03.03.00	Transferencias de capital internas al sector público	3.000.000.000					3.000.000.000
4.07.03.03.07	Transferencias de capital a entes descentralizados financieros no bancarios	3.000.000.000					3.000.000.000
	- A0711 Banco Nacional de Vivienda y Hábitat (BANAVIH)	3.000.000.000					3.000.000.000

PROYECTO:	COD. N.E: 130451 COD. PPTO: 760020000 Formulación de los Planes para el Nuevo Ordenamiento Urbano
UNIDAD DE MEDIDA:	Informe
CANTIDAD:	Fem.() Mas.() Total(13)
ASIGNACIÓN PRESUPUESTARIA:	2.816.100
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político, dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Ejercer la rectoría del Sistema Nacional de Vivienda y Hábitat, mediante la participación protagónica del poder comunal, a través de la formulación de políticas y planes de desarrollo.
OBJETIVOS ESPECÍFICOS:	Diseñar los nuevos desarrollos habitacionales, aplicando los criterios rectores y lineamientos para el nuevo ordenamiento, en terrenos que hayan sido decretados AVIVIR, los terrenos seleccionados por el Órgano Superior de Vivienda y Hábitat o los terrenos que el Ministerio del Poder Popular para Hábitat y Vivienda , considere prioritarios
RESULTADO:	Planes de Ordenamiento Urbano y Rural

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	658.714					658.714
4.03	Servicios no personales	1.261.611					1.261.611
4.04	Activos reales	895.775					895.775
	TOTAL	**2.816.100**					**2.816.100**

PROYECTO:	COD. N.E: 130450 COD. PPTO: 760021000 Impulsar la organización popular, a través de la conformación de las Asambleas Viviendo Venezolano, en el marco de la Gran Misión Vivienda Venezuela.
UNIDAD DE MEDIDA:	Reunión
CANTIDAD:	Fem.() Mas.() Total(1.000)
ASIGNACIÓN PRESUPUESTARIA:	37.348.808
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político, dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Alcanzar la organización popular para el Vivir Bien, en los Hogares de la Patria, en el marco de la Gran Misión Vivienda Venezuela (GMVV).
OBJETIVOS ESPECÍFICOS:	Promover el Vivir Bien en los Hogares de la Patria, a través de la organización de las Asambleas Viviendo Venezolano y los Comités Multifamiliares de Gestión, en las comunidades de la Gran Misión Vivienda Venezuela
RESULTADO:	Organización de las Asambleas Viviendo Venezolano, comités multifamiliar de vivienda y redes populares, vinculados al Vivir Bien.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	6.499.808					6.499.808
4.03	Servicios no personales	28.300.000					28.300.000
4.04	Activos reales	2.549.000					2.549.000
	TOTAL	**37.348.808**					**37.348.808**

PROYECTO:	COD. N.E: 130449 COD. PPTO: 760022000 Actualización y seguimiento de los indicadores estadísticos y de costos ejecutados
UNIDAD DE MEDIDA:	Informe
CANTIDAD:	Fem.() Mas.() Total(10)
ASIGNACIÓN PRESUPUESTARIA:	378.444
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político, dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Desarrollar como órgano rector, las políticas públicas en materia de vivienda y hábitat, con la finalidad de atender las necesidades de la población, en concordancia con los planes nacionales.
OBJETIVOS ESPECÍFICOS:	Actualizar, mantener y realizar seguimiento, a un conjunto de indicadores estadísticos y de costos ejecutados del sector vivienda y hábitat.
RESULTADO:	Indicadores estadísticos y de costos actualizados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	73.347					73.347
4.03	Servicios no personales	247.803					247.803
4.04	Activos reales	57.294					57.294
	TOTAL	**378.444**					**378.444**

PROYECTO:	COD. N.E: COD. PPTO: 769999000 Aportes y transferencias para financiar los proyectos de los entes descentralizados
UNIDAD DE MEDIDA:	Bolívar
CANTIDAD:	Fem.() Mas.() Total(3.125.334.633)
ASIGNACIÓN PRESUPUESTARIA:	3.125.334.633
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político, dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar los recursos financieros para asegurar la ejecución de los proyectos
OBJETIVOS ESPECÍFICOS:	Transferir a los entes descentralizados los recursos financieros para la ejecución de los proyectos
RESULTADO:	Recursos transferidos a los entes descentralizados para la ejecución de los proyectos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	3.125.334.633					3.125.334.633
	TOTAL	**3.125.334.633**					**3.125.334.633**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	3.125.334.633					3.125.334.633
4.07.01.00.00	Transferencias y donaciones corrientes internas	125.334.633					125.334.633
4.07.01.03.00	Transferencias corrientes internas al sector público	125.334.633					125.334.633
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	125.334.633					125.334.633
	- A0251 Instituto Nacional de Tierras Urbanas	100.728.805					100.728.805
	- A0255 Superintendencia Nacional de Arrendamiento de Vivienda	24.605.828					24.605.828
4.07.03.00.00	Transferencias y donaciones de capital internas	3.000.000.000					3.000.000.000
4.07.03.03.00	Transferencias de capital internas al sector público	3.000.000.000					3.000.000.000
4.07.03.03.07	Transferencias de capital a entes descentralizados financieros no bancarios	3.000.000.000					3.000.000.000
	- A0711 Banco Nacional de Vivienda y Hábitat (BANAVIH)	3.000.000.000					3.000.000.000

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.990.545.791					1.990.545.791
4.03	Servicios no personales	42.885.582					42.885.582
	TOTAL	**2.033.431.373**					**2.033.431.373**

ACCIÓN CENTRALIZADA: Gestión administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.02	Materiales, suministros y mercancías	261.215.268					261.215.268
4.03	Servicios no personales	284.413.944					284.413.944
4.04	Activos reales	92.199.045					92.199.045
4.07	Transferencias y donaciones	880.156.489					880.156.489
4.11	Disminución de pasivos	10.287.705					10.287.705
	TOTAL	**1.528.272.451**					**1.528.272.451**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	871.656.489					871.656.489
4.07.01.00.00	Transferencias y donaciones corrientes internas	871.656.489					871.656.489
4.07.01.03.00	Transferencias corrientes internas al sector público	871.656.489					871.656.489
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	736.431.276					736.431.276
	- A0251 Instituto Nacional de Tierras Urbanas	268.219.722					268.219.722
	- A0255 Superintendencia Nacional de Arrendamiento de Vivienda	15.110.285					15.110.285
	- A0444 Fundación Misión Hábitat	57.024.867					57.024.867
	- A0541 Fundación Gran Misión Barrio Nuevo Barrio Tricolor	341.234.615					341.234.615
	- A0563 Autoridad Única de Área para el Estado Carabobo "Ciudad Hugo Chávez"	54.841.787					54.841.787
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	135.225.213					135.225.213
	- A0576 Corporación Barrio Nuevo Barrio Tricolor, S.A.	131.290.764					131.290.764
	- A0636 Centro Rafael Urdaneta, S.A.	1.905.354					1.905.354
	- A0675 Promotora del Desarrollo Urbano de la Región Zuliana, C.A. (PRODUZCA)	2.029.095					2.029.095

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios	Ingresos Extraordinarios				
			Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otros Ingresos Extraordinarios	
4.07	Transferencias y donaciones	1.680.470.193					1.680.470.193
	TOTAL	**1.680.470.193**					**1.680.470.193**

Rectificaciones al Presupuesto

RECTIFICACIONES AL PRESUPUESTO

	BOLÍVARES
Para las erogaciones con cargo a esta partida conforme a lo dispuesto en el artículo 51 del Decreto con Rango, Valor y Fuerza de la Ley Orgánica de la Administración Financiera del Sector Público.	28.482.500.150
TOTAL PRESUPUESTO DE EGRESOS	**1.548.574.181.316**

CAPÍTULO III

Cuenta Ahorro – Inversión – Financiamiento de la República

Artículo 45.- La cuenta ahorro – inversión – financiamiento de la República para el Ejercicio Económico Financiero 2016, es la siguiente:

CONCEPTO			MONTO (En Bolívares)
I	**Ingresos Totales**		**1.424.125.007.519**
I.1	**Ingresos Corrientes**		**1.424.125.007.519**
I.1.1	Petroleros		216.581.235.886
I.1.2	No Petroleros		1.207.543.771.633
II	**Gastos Totales**		**1.545.624.014.257**
II.1	**Gastos Corrientes**		**1.256.028.379.694**
II.1.1	Intereses		242.503.765.492
II.1.2	Resto de los Gastos Corrientes		1.013.524.614.202
II.2	**Gastos de Capital**		**289.595.634.563**
II.2.1	Gasto de Capital de las Regiones		211.114.884.862
II.2.2	Resto del Gasto de Capital		78.480.749.701
	Superávit / (Déficit) en Cuenta Corriente	= I.1 - II.1	168.096.627.825
	Superávit / (Déficit) No Petrolero	= I.1.2 - II	-338.080.242.624
	Superávit / (Déficit) Primario	= I - (II - II.1.1)	121.004.758.754
	Superávit / (Déficit) Financiero	**= I - II**	**-121.499.006.738**
	Superávit / (Déficit) Ordinario	= I.1 - (II.1 + II.2.1)	-43.018.257.037
III	**Fuentes de Financiamiento**		**124.449.173.797**
III.1	Disminución de Activos Financieros		0
III.2	Incremento de Pasivos Financieros		124.449.173.797
IV	**Aplicaciones Financieras**		**124.449.173.797**
IV.1	Disminución de Pasivos Financieros		2.950.167.059
IV.2	Resultado Financiero		121.499.006.738

REPÚBLICA BOLIVARIANA DE VENEZUELA

LEY DE PRESUPUESTO PARA EL EJERCICIO ECONÓMICO FINANCIERO 2016

Título III

Tomo I

TÍTULO III

PRESUPUESTOS DE RECURSOS Y EGRESOS DE LOS ENTES DESCENTRALIZADOS FUNCIONALMENTE DE LA REPÚBLICA, SIN FINES EMPRESARIALES

Artículo 46.- Se aprueba la estimación de los recursos y se acuerdan los presupuestos de egresos de los Entes Descentralizados de la República, Sin Fines Empresariales, que a continuación se señalan:

Asamblea Nacional

A0234 Fundación Cardiovascular de la Asamblea Nacional

A0238 Instituto de Previsión Social del Parlamentario

A0287 Fundación Fondo Editorial de la Asamblea Nacional "Willian Lara"

A0291 Fundación de Atención Integral al Pueblo Legislador

A0420 Fundación Televisora de la Asamblea Nacional (ANTV)

A1603 Fundación Radio de la Asamblea Nacional (A.N. RADIO)

Contraloría General de la República

A0398 Fundación Instituto de Altos Estudios de Control Fiscal y Auditoria de Estado Gumersindo Torres (COFAE)

A0416 Fundación para los Servicios de Salud y Previsión Social de la Contraloría General de la República (SERSACON)

Consejo Nacional Electoral

A0248 Fundación Instituto de Altos Estudios del Poder Electoral

Ministerio del Poder Popular para Relaciones Exteriores

A0170 Servicio Autónomo Instituto de Altos Estudios Diplomáticos Pedro Gual

Ministerio del Poder Popular para la Defensa

A0005 Instituto Autónomo Círculo de las Fuerzas Armadas (IACFA)

A0044 Instituto de Oficiales de las Fuerzas Armadas en Situación de Retiro (IORFAN)

A0050 Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)

A0065 Oficina Coordinadora de la Prestación de los Servicios Educativos del Ministerio de la Defensa (OCPSE)

A0066 Servicio Autónomo de Salud de la Fuerza Armada Nacional (SASFAN)

A0100 Unidad Naval Coordinadora de los Servicios de Carenado, Reparaciones de Casco, Reparaciones y Mantenimiento de Equipos y Sistemas de los Buques (UCOCAR)

A0126 Fondo Autónomo de Inversiones y Previsión Socio-económica para el Personal de Empleados y Obreros de las Fuerzas Armadas Nacionales (FONDOEFA)

A0192 Oficina Coordinadora de Hidrografía y Navegación (OCHINA)

A0193 Oficina Coordinadora de Apoyo Marítimo de la Armada (OCAMAR)

A0194 Servicio Autónomo sin Personalidad Jurídica de la Fuerza Aérea Venezolana (SAFAV)

A0195 Servicio Autónomo de Mantenimiento de Lanchas de la Guardia Nacional (SAMALGUARN)

A0293 Servicio Desconcentrado de Bienes y Servicios de la Fuerza Armada Nacional Bolivariana (SEDEFANB)

A0448 Fundación de Atención Social del Ministerio de la Defensa (FUNDASMIN)

A0485 Fundación de Cardiología Integral (FUNDACARDIN)

A0515 Fundación Müröntö: Centro de Innovación para el Desarrollo

A1375 Universidad Militar Bolivariana de Venezuela (UMBV)

Ministerio del Poder Popular para la Educación

A0056 Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (IPASME)

A0129 Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA)

A0135 Academia Nacional de Ciencias Económicas

A0136 Academia de Ciencias Físicas, Matemáticas y Naturales

A0137 Academia de Ciencias Políticas y Sociales

A0138 Academia Nacional de la Historia

A0139 Academia Venezolana de la Lengua

A0140 Academia Nacional de Medicina

A0323 Fundación de Edificaciones y Dotaciones Educativas (FEDE)

A0387 Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (CENAMEC)

A0409 Fundación Medios Audiovisuales al Servicio de la Educación (EDUMEDIA)

A0410 Fundación Bolivariana de Informática y Telemática (FUNDABIT)

A0425 Fundación Samuel Robinson

A0477 Fundación Colombeia

A0911 Academia Nacional de la Ingeniería y el Hábitat

Ministerio del Poder Popular para el Proceso Social de Trabajo

A0046 Instituto Nacional de Capacitación y Educación Socialista (INCES)

A0051 Instituto Nacional de Capacitación y Recreación de los Trabajadores (INCRET)

A0055 Instituto Venezolano de los Seguros Sociales (IVSS)

A0176 Instituto Nacional de Prevención, Salud y Seguridad Laborales (INPSASEL)

A0250 Tesorería de Seguridad Social

Tribunal Supremo de Justicia

A0475 Fundación Gaceta Forense

Ministerio Público

A0239 Fundación para la Investigación, Capacitación y Desarrollo de la Función Fiscal

Procuraduría General de la República

A0403 Fundación Procuraduría

Ministerio del Poder Popular para Relaciones Interiores, Justicia y Paz

A0054 Instituto Autónomo de Previsión Social del Cuerpo de Investigaciones Científicas, Penales y Criminalísticas

A0145 Comisión Nacional de Casinos, Salas de Bingo y Máquinas Traganíqueles

A0220 Servicio Nacional de Administración y Enajenación de Bienes Asegurados o Incautados, Confiscados y Decomisados

A0229 Fundación Venezolana para la Prevención y Tratamiento del Consumo de Drogas (FUNDAPRET)

A0236 Fondo Nacional de Bomberos y Bomberas y Administración de Emergencias de Carácter Civil

A0270 Fundación Gran Misión a Toda Vida Venezuela

A0423 Fundación Misión Identidad

A0498 Fundación para la Asistencia Social de la Policía Metropolitana (FUNDAPOL)

A0538 Instituto Nacional contra la Discriminación Racial

A0554 Servicio Nacional para el Desarme

A0940 Instituto Nacional de Transporte Terrestre (INTT)

A1303 Servicio Autónomo de Registros y Notarías (SAREN)

A1342 Servicio Administrativo de Identificación, Migración y Extranjería (SAIME)

A1355 Fondo Nacional Antidrogas

A1358 Universidad Nacional Experimental de la Seguridad (UNES)

A1605 Fundación Fondo Administrativo de Salud para el Ministerio del Poder Popular para Relaciones Interiores y Justicia, de sus Órganos y Entes Adscritos (FASMIJ)

Defensoría del Pueblo

A0412 Fundación Juan Vives Suriá

Vicepresidencia de la República

A0460 Fundación Misión Milagro

A0487 Fundación Gran Misión Saber y Trabajo

A0542 Fundación Misión Nevado

A0587 Fundación Misión Arbol

A0830 Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (SATA)

A0908 Servicio Nacional de Contrataciones

Ministerio del Poder Popular para la Agricultura y Tierras

A0022 Instituto Nacional de Investigaciones Agrícolas (INIA)

A0266 Fondo Especial Ezequiel Zamora

A0414 Fundación Frente Bolivariano de Luchadores Sociales

A0426 Fundación Tierra Fértil

A0465 Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)

A0844 Instituto Socialista de la Pesca y Acuicultura (INSOPESCA)

A0933 Instituto Nacional de Desarrollo Rural (INDER)

A0935 Instituto Nacional de Tierras (INTI)

A1302 Fondo para el Desarrollo Agrario Socialista (FONDAS)

A1330 Instituto Nacional de Salud Agrícola Integral (INSAI)

Ministerio del Poder Popular para la Comunicación y la Información

A0010 Instituto Autónomo Comisión Nacional de Telecomunicaciones (CONATEL)

A0079 Servicio Autónomo Imprenta Nacional y Gaceta Oficial

A0413 Fundación Poliedro de Caracas

A0451 Fundación Villa del Cine

A0454 Fundación Distribuidora Nacional de Cine, Amazonia Films

A0468 Fundación Televisora Venezolana Social (TEVES)

A0474	Fundación Premio Nacional de Periodismo
A0490	Fundación Ávila TV
A1601	Fundación El Correo del Orinoco

Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno

A0124	Consejo Nacional para las Personas con Discapacidad (CONAPDIS)
A0216	Fundación "Pueblo Soberano"
A0246	Servicio Desconcentrado de Administración y Gestión del Fondo de Ahorro Familiar e Inversión Social "Hijos de Venezuela"
A0306	Fundación "José Félix Ribas" (FUNDARIBAS)
A0369	Fundación Musical Simón Bolívar (Fundamusical Bolívar)
A0411	Fundación Pro-Patria 2000
A0480	Fundación Misión Negra Hipólita
A0484	Fundación Nacional El Niño Simón
A0539	Fundación Movimiento Nacional de Teatro para Niñas, Niños y Jóvenes, César Rengifo
A0540	Fundación Misión José Gregorio Hernández
A0555	Instituto de Altos Estudios del Pensamiento del Comandante Supremo Hugo Rafael Chávez Frías
A0579	Cuerpo Nacional Contra la Corrupción
A0589	Fundación Movimiento por la Paz y la Vida
A0910	Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA)
A0931	Servicio Autónomo Fondo Nacional de Protección de Niños, Niñas y Adolescentes (FNPNNA)
A0950	Instituto Nacional de Servicios Sociales (INASS)
A1602	Fundación Misión Niño Jesús
A1604	Fundación Oficina Presidencial de Planes y Proyectos Especiales

Ministerio del Poder Popular para la Alimentación

A0057	Instituto Nacional de Nutrición (INN)
A0421	Fundación Programa de Alimentos Estratégicos (Fundaproal)
A0575	Superintendencia Nacional de Gestión Agroalimentaria (SUNAGRO)

Ministerio del Poder Popular para el Turismo

A0535	Fundación Mundo de los Niños (FUMDANIÑOS)

A0536	Fundación Bosque Macuto
A0545	Fundación la Flor de Venezuela (FUNDAFLOR)
A0653	Corporación para la Zona Libre para el Fomento de la Inversión Turística de la Península de Paraguaná, (CORPOTULIPA)
A0943	Colegio Universitario "Hotel Escuela de los Andes Venezolanos"
A1329	Instituto Nacional de Turismo (INATUR)

Ministerio del Poder Popular de Petróleo y Minería

A0199	Instituto Nacional de Geología y Minería (INGEOMIN)
A0356	Fundación Guardería Infantil del Ministerio de Energía y Minas "La Alquitrana"
A0361	Fundación Oro Negro
A0418	Fundación Misión Ribas
A0428	Fundación Misión Piar
A0489	Fundación Fondo Nacional para la Producción Lechera
A0661	Instituto Nacional de Canalizaciones (INC)
A0900	Ente Nacional del Gas (ENAGAS)
A0956	Servicio Autónomo de Metrología de Hidrocarburos

Ministerio del Poder Popular para la Cultura

A0002	Instituto Autónomo Biblioteca Nacional y de Servicios de Bibliotecas
A0150	Instituto del Patrimonio Cultural
A0158	Compañía Nacional de Teatro
A0161	Fundación Compañía Nacional de Música
A0301	Fundación Biblioteca Ayacucho
A0342	Fundación Casa Nacional de las Letras Andrés Bello
A0371	Fundación Vicente Emilio Sojo
A0372	Fundación Teatro Teresa Carreño
A0373	Fundación Centro de Estudios Latinoamericanos Rómulo Gallegos
A0374	Fundación Librerías del Sur
A0375	Fundación Casa del Artista
A0378	Centro de la Diversidad Cultural

A0390 Fundación Cinemateca Nacional

A0417 Fundación Centro Nacional de la Fotografía (CENAF)

A0424 Fundación Museos Nacionales

A0449 Fundación Distribuidora Venezolana de la Cultura

A0450 Fundación Compañía Nacional de Danza

A0452 Fundación Misión Cultura

A0453 Fundación Editorial El Perro y La Rana

A0459 Fundación Red de Arte

A0462 Fundación Imprenta de la Cultura

A0469 Fundación Centro Nacional del Disco (CENDIS)

A0486 Fundación Centro Nacional de la Historia

A0821 Centro Nacional Autónomo de Cinematografía (CNAC)

A0829 Centro Nacional del Libro (CNL)

A0948 Instituto de las Artes Escénicas y Musicales

A0949 Instituto de las Artes de la Imagen y el Espacio

Ministerio del Poder Popular para el Comercio

A0205 Servicio Autónomo Nacional de Normalización, Calidad, Metrología y Reglamentos Técnicos (SENCAMER)

A0463 Fundación Banco de Comercio Exterior (FUNDABANCOEX)

A0828 Servicio Autónomo de la Propiedad Intelectual (SAPI)

Ministerio del Poder Popular para la Salud

A0025 Instituto Autónomo Hospital Universitario de Caracas (HUC)

A0061 Instituto Nacional de Higiene "Rafael Rangel" (INHRR)

A0119 Servicio Autónomo Servicio de Elaboraciones Farmacéuticas (SEFAR)

A0153 Servicio Autónomo Hospital Universitario de Maracaibo (SAHUM)

A0181 Servicio Autónomo Instituto de Biomedicina Dr. Jacinto Convit

A0445 Fundación Hospital Cardiológico Infantil Latinoamericano "Dr. Gilberto Rodríguez Ochoa"

A0446 Fundación Misión Barrio Adentro

A0457 Fundación de Edificaciones y Equipamiento Hospitalario (FUNDEEH)

A0557	Fundación Venezolana de Donaciones y Trasplantes de Órganos, Tejidos y Células (FUNDAVENE)
A0818	Sociedad Civil para el Control de Enfermedades Endémicas y Asistencia al Indígena, Estado Bolívar (CENASAI BOLÍVAR)
A0907	Servicio Autónomo Instituto de Altos Estudios "Dr. Arnoldo Gabaldón"
A0957	Servicio Autónomo Centro Amazónico de Investigación y Control de Enfermedades Tropicales - Simón Bolívar (CAICET)
A0991	Servicio Autónomo de Contraloría Sanitaria (SACS)

Ministerio del Poder Popular para las Comunas y los Movimientos Sociales

A0305	Fundación "Centro de Estudios Biológicos sobre Crecimiento y Desarrollo de la Población Venezolana" (FUNDACREDESA)
A0326	Fundación para el Desarrollo y Promoción del Poder Comunal (FUNDACOMUNAL)
A0842	Fondo de Desarrollo Microfinanciero (FONDEMI)
A0953	Servicio Fondo Nacional del Poder Popular (SAFONAPP)

Ministerio del Poder Popular para la Mujer y la Igualdad de Género

A0456	Fundación Misión Madres del Barrio Josefa Joaquina Sánchez
A0936	Instituto Nacional de la Mujer (INAMUJER)

Ministerio del Poder Popular para la Energía Eléctrica

A0292	Fundación "Instituto para el Desarrollo Energético Luis Zambrano"
A0364	Fundación para el Desarrollo del Servicio Eléctrico (FUNDELEC)

Consejo Federal de Gobierno

A0249	Fondo de Compensación Interterritorial
A0553	Autoridad Única del Distrito Motor de Desarrollo Ciudad Caribia

Ministerio del Poder Popular para el Servicio Penitenciario

A0003	Instituto Autónomo Caja de Trabajo Penitenciario
A0118	Fondo Nacional para Edificaciones Penitenciarias (FONEP)

Ministerio del Poder Popular para Transporte Acuático y Aéreo

A0517	Fundación de Desarrollo Nacional Aeroportuario y Portuario (FUNDENAP)
A0658	Instituto Aeropuerto Internacional de Maiquetía (IAIM)
A0932	Instituto Nacional de los Espacios Acuáticos (INEA)
A0939	Instituto Nacional de Aeronáutica Civil (INAC)

Ministerio del Poder Popular para Transporte Terrestre y Obras Públicas

A0330 Fundación Fondo Nacional de Transporte Urbano (FONTUR)

A0367 Fundación Laboratorio Nacional de Vialidad (FUNDALANAVIAL)

A0659 Instituto de Ferrocarriles del Estado (IFE)

Ministerio del Poder Popular para Industrias

A0024 Corporación Venezolana de Guayana (CVG)

A0233 Registro Nacional Único de Operadores de Sustancias Químicas Controladas

A0846 Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (INAPYMI)

A0927 Fondo Venezolano de Reconversión Industrial y Tecnológica (FONDOIN)

Ministerio del Poder Popular de Economía y Finanzas

A0121 Superintendencia de las Instituciones del Sector Bancario (SUDEBAN)

A0122 Servicio Autónomo de Prestaciones Sociales de los Organismos de la Administración Central

A0123 Servicio Nacional Integrado de Administración Aduanera y Tributaria (SENIAT)

A0185 Superintendencia Nacional de Valores

A0279 Superintendencia de Bienes Públicos

A0548 Centro Nacional de Comercio Exterior (CENCOEX)

A0806 Fondo de Protección Social de los Depósitos Bancarios (FOGADE)

A0944 Superintendencia de Seguridad Social

A0955 Servicio Autónomo Comisión Nacional de Lotería (CONALOT)

A1370 Superintendencia de la Actividad Aseguradora

A1377 Bolsa Pública de Valores Bicentenaria

Ministerio del Poder Popular de Planificación

A0015 Corporación de Desarrollo de la Región Central (CORPOCENTRO)

A0016 Corporación de Desarrollo de la Región de los Llanos (CORPOLLANOS)

A0018 Corporación de Desarrollo de la Región de los Andes (CORPOANDES)

A0019 Corporación de Desarrollo de la Región Zuliana (CORPOZULIA)

A0198 Instituto Nacional de Estadística (INE)

A0261 Corporación de Desarrollo Jacinto Lara (CORPOLARA)

A0325 Fundación Escuela de Gerencia Social (FEGS)

A0455 Fundación Escuela Venezolana de Planificación

A0909 Instituto Geográfico de Venezuela "Simón Bolívar"

Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología

A0006 Colegio Universitario Francisco de Miranda

A0007 Colegio Universitario de Caracas

A0008 Colegio Universitario "Profesor José Lorenzo Pérez Rodríguez"

A0011 Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)

A0028 Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio", Región Capital

A0029 Instituto Universitario de Tecnología Alonso Gamero, Coro

A0030 Instituto Universitario de Tecnología Agroindustrial Región Los Andes

A0032 Instituto Universitario de Tecnología de los Llanos

A0033 Instituto Universitario de Tecnología de Maracaibo

A0035 Instituto Universitario de Tecnología de Yaracuy

A0036 Instituto Universitario de Tecnología de Puerto Cabello

A0038 Instituto Universitario de Tecnología de Valencia

A0039 Universidad Politécnica Territorial del Estado Trujillo "Mario Briceño Iragorry"

A0040 Universidad Politécnica Territorial "José Antonio Anzoátegui"

A0042 Instituto Universitario de Tecnología de Cabimas

A0048 Instituto Universitario de Tecnología del Oeste "Mariscal Sucre"

A0063 Instituto Venezolano de Investigaciones Científicas (IVIC)

A0080 Universidad del Zulia (LUZ)

A0081 Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO)

A0082 Universidad de Oriente (UDO)

A0083 Universidad de Los Andes (ULA)

A0084 Universidad Nacional Experimental de los Llanos Centrales Rómulo Gallegos (UNERG)

A0085 Universidad Nacional Experimental Rafael María Baralt (UNERMB)

A0086 Universidad Nacional Experimental Simón Bolívar (USB)

A0087 Universidad Nacional Abierta (UNA)

A0088	Universidad Nacional Experimental de Guayana (UNEG)
A0089	Universidad Centroccidental Lisandro Alvarado (UCLA)
A0090	Universidad Pedagógica Experimental Libertador (UPEL)
A0091	Universidad Nacional Experimental de Los Llanos Occidentales Ezequiel Zamora (UNELLEZ)
A0092	Universidad Nacional Experimental del Táchira (UNET)
A0093	Universidad Central de Venezuela (UCV)
A0094	Universidad de Carabobo (UC)
A0095	Universidad Nacional Experimental Simón Rodríguez (UNESR)
A0096	Universidad Nacional Experimental Francisco de Miranda (UNEFM)
A0186	Universidad Nacional Experimental del Yaracuy (UNEY)
A0191	Observatorio Nacional de Ciencia, Tecnología e Innovación (ONCTI)
A0196	Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)
A0208	Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm" (UNESUR)
A0209	Centro Nacional de Tecnologías de Información (CNTI)
A0226	Academia de Ciencias Agrícolas de Venezuela (ACAV)
A0257	Universidad Politécnica Territorial del Estado Portuguesa "Juan de Jesús Montilla"
A0258	Universidad Politécnica Territorial del Estado Mérida "Kléber Ramirez"
A0259	Universidad Politécnica Territorial del Oeste de Sucre "Clodosbaldo Russián"
A0260	Universidad Politécnica Territorial de Paria "Luis Mariano Rivera"
A0271	Fundación Centro Nacional de Investigación y Certificación en Vivienda, Hábitat y Desarrollo Urbano
A0272	Universidad Politécnica Territorial del Norte de Monagas "Ludovico Silva"
A0303	Fundación Centro de Investigaciones del Estado para la Producción Experimental Agroindustrial (CIEPE)
A0307	Fundación para el Servicio de Asistencia Médica Hospitalaria para estudiantes de Educación Superior (FAMES)
A0313	Fundación Instituto de Estudios Avanzados (IDEA)
A0314	Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Anzoátegui (Fundacite-Anzoátegui)
A0315	Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Aragua (Fundacite-Aragua)
A0316	Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Carabobo (Fundacite-Carabobo)

A0318	Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Falcón (Fundacite-Falcón)
A0319	Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Bolívar (Fundacite-Bolívar)
A0320	Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Mérida (Fundacite-Mérida)
A0321	Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Táchira (Fundacite-Táchira)
A0322	Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Sucre (Fundacite-Sucre)
A0333	Fundación Gran Mariscal de Ayacucho (FUNDAYACUCHO)
A0334	Fundación Instituto de Ingeniería para la Investigación y Desarrollo Tecnológico (FIIDT)
A0338	Fundación Instituto Zuliano de Investigaciones Tecnológicas (INZIT-CICASI)
A0355	Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Zulia (Fundacite-Zulia)
A0363	Fundación Venezolana de Investigaciones Sismológicas (FUNVISIS)
A0382	Fundación Centro de Investigaciones de Astronomía Francisco Duarte (CIDA)
A0405	Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Lara (Fundacite-Lara)
A0415	Fundación Misión Sucre
A0427	Fundación Centro Internacional Miranda
A0429	Fundación Centro Nacional de Tecnología Química (CNTQ)
A0430	Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Amazonas (Fundacite-Amazonas)
A0431	Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Apure (Fundacite-Apure)
A0432	Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Barinas (Fundacite-Barinas)
A0433	Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Cojedes (Fundacite-Cojedes)
A0434	Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Delta Amacuro (Fundacite-Delta Amacuro)
A0435	Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Guárico (Fundacite-Guárico)
A0436	Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Miranda (Fundacite-Miranda)
A0437	Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Monagas (Fundacite-Monagas)
A0438	Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Nueva Esparta (Fundacite-Nueva Esparta)
A0439	Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Portuguesa (Fundacite-Portuguesa)
A0440	Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Trujillo (Fundacite-Trujillo)
A0441	Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Vargas (Fundacite-Vargas)

A0442	Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Yaracuy (Fundacite-Yaracuy)
A0443	Fundación Centro Nacional de Desarrollo e Investigación en Telecomunicaciones (CENDIT)
A0461	Fundación Centro Nacional de Desarrollo e Investigación en Tecnologías Libres (CENDITEL)
A0464	Fundación Infocentro
A0466	Fundación Dr. Alejandro Próspero Reverend
A0467	Fundación para el Desarrollo de la Ciencia y la Tecnología del Distrito Metropolitano de Caracas (Fundacite-Distrito Metropolitano de Caracas)
A0507	Fundación Conciencia Televisión
A0565	Universidad Politécnica Territorial de los Altos Mirandinos "Cecilio Acosta"
A0570	Comisión Nacional de las Tecnologías de Información
A0588	Universidad Territorial Deltaica "Francisco Tamayo"
A0660	Instituto Postal Telegráfico de Venezuela (IPOSTEL)
A0912	Universidad Nacional Experimental Marítima del Caribe (UNEMC)
A0925	Instituto Universitario de Tecnología del Estado Bolívar
A0929	Fondo Nacional de Ciencia, Tecnología e Innovación (FONACIT)
A0937	Superintendencia de Servicios de Certificación Electrónica (SUSCERTE)
A0942	Universidad Bolivariana de Venezuela (UBV)
A0952	Universidad Deportiva del Sur
A1301	Agencia Bolivariana para Actividades Espaciales (ABAE)
A1315	Instituto Universitario Latinoamericano de Agroecología Paulo Freire (IALA)
A1322	Universidad Nacional Experimental de las Artes (UNEARTE)
A1350	Universidad Bolivariana de Trabajadores "Jesús Rivero"
A1364	Universidad Politécnica Territorial del Alto Apure Pedro Camejo
A1365	Universidad Politécnica Territorial del Estado Barinas José Félix Ribas
A1366	Universidad Politécnica Territorial de Barlovento Argelia Laya
A1367	Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco
A1368	Universidad Politécnica Territorial del Norte del Táchira Manuela Sáenz
A1369	Universidad Politécnica Territorial del Estado Aragua Federico Brito Figueroa

Ministerio del Poder Popular para la Juventud y el Deporte

A0049	Instituto Nacional de Deportes (IND)

A0479	Fundación para la Atención Integral a los Atletas de Alto Rendimiento en Situación de Retiro y Ex-Atletas Jóvenes, Adultos (as) y Adultos (as) Mayores (FUNDAEXAR)
A0663	Instituto Nacional de Hipódromos (INH)
A0906	Servicio Autónomo Superintendencia Nacional de Actividades Hípicas (SUNAHIP)
A0938	Instituto Nacional del Poder Popular de la Juventud

Ministerio del Poder Popular para Ecosocialismo y Aguas

A0052	Instituto Nacional de Parques (INPARQUES)
A0064	Instituto para el Control y la Conservación del Lago de Maracaibo y su Cuenca Hidrográfica (ICLAM)
A0069	Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (SAMARN)
A0103	Fundación Instituto Forestal Latinoamericano
A0324	Fundación de Educación Ambiental
A0343	Fundación Laboratorio Nacional de Hidráulica
A0354	Fundación Nacional de Parques Zoológicos y Acuarios
A1314	Instituto Nacional de Meteorología e Hidrología (INAMEH)

Ministerio del Poder Popular para Hábitat y Vivienda

A0251	Instituto Nacional de Tierras Urbanas
A0255	Superintendencia Nacional de Arrendamiento de Vivienda
A0444	Fundación Misión Hábitat
A0541	Fundación Gran Misión Barrio Nuevo Barrio Tricolor
A0563	Autoridad Única de Área para el Estado Carabobo "Ciudad Hugo Chávez"
A0711	Banco Nacional de Vivienda y Hábitat (BANAVIH)

01
Asamblea Nacional

Asamblea Nacional

A0234	Fundación Cardiovascular de la Asamblea Nacional
A0238	Instituto de Previsión Social del Parlamentario
A0287	Fundación Fondo Editorial de la Asamblea Nacional "Willian Lara"
A0291	Fundación de Atención Integral al Pueblo Legislador
A0420	Fundación Televisora de la Asamblea Nacional (ANTV)
A1603	Fundación Radio de la Asamblea Nacional (A.N. RADIO)

A0234

Fundación Cardiovascular de la Asamblea Nacional

FUNDACIÓN CARDIOVASCULAR DE LA ASAMBLEA NACIONAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Cardiovascular de la Asamblea Nacional, ha venido desarrollando una función preventiva, destacada en el campo de la salud cardiovascular, de considerable importancia para prestar atención médica a parlamentarios, parlamentarias, trabajadores, trabajadoras, personal pensionado y jubilado, y los familiares de todos y todas.

Entendiendo lo vital del valor de la solidaridad y la inclusión dentro del marco de la política nacional de Responsabilidad Social, la Fundación se ha abierto a otros sectores de la comunidad con especial énfasis a quienes más lo necesitan, generalmente remitidos desde los servicios públicos de salud con los cuales trabaja.

La Fundación Cardiovascular se propone para el Ejercicio Económico Financiero 2016, prestar ocho mil trescientos nueve (8.309) servicios médicos a personas con problemas cardiovasculares y con trastornos metabólicos a las cuales se les prestará atención médica especializada, traducidas en consultas de cardiología, endocrino y nutrición, adicional a los estudios médicos como lo son: prueba de esfuerzo, holter de arritmia, monitoreo de presión arterial (MAPA), ecocardiogramas, electrocardiogramas, espirometría, eco de esfuerzo, perfusiones miocárdicas y tomografías en general, con el fin de mejorar su calidad de vida. También tiene contemplado difundir y promocionar treinta y siete (37) actividades de prevención (charlas, talleres, despistajes médicos, seminarios entre otras actividades) de las enfermedades cardiovasculares y metabólicas a la población que visita la institución.

Dentro del carácter universal, gratuito y orientado hacia lo que será el sistema público de salud y bajo los preceptos de la Constitución de la República Bolivariana de Venezuela, la Fundación Cardiovascular de la Asamblea Nacional, orienta las acciones hacia la atención de las afecciones cardiovasculares, su prevención, tratamiento y rehabilitación en la población de escasos recursos y con miras de atender a mayor cantidad de personas y ampliar las especialidades de la institución para el año 2016.

La Fundación, para llevar a cabo una gestión administrativa pulcra, ajustada a los requerimientos legales y controles establecidos para el buen uso de los recursos, se le asigna un Presupuesto acorde, para el cumplimiento de las metas propuestas, con la finalidad de mejorar la calidad de vida principalmente de la comunidad parlamentaria, jubilados, pensionados, empleados, obreros y sus familiares, así como de la población en general, prestando especial atención a todas aquellas personas de menores recursos, de esta manera cumplir con las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019".

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**20.417.857**
INGRESOS CORRIENTES ORDINARIOS	20.417.857
TRANSFERENCIAS CORRIENTES	20.417.857
Transferencias corrientes del sector público	20.417.857
Transferencias corrientes internas recibidas del sector público	20.417.857
De la República	20.417.857
TOTAL RECURSOS	**20.417.857**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**20.417.857**
GASTOS DE CONSUMO	20.417.857
Remuneraciones	14.785.467
Sueldos, salarios y otras retribuciones	7.849.055
Beneficios y complementos de sueldos y salarios	2.556.925
Aportes patronales	645.771
Prestaciones sociales y otras indemnizaciones	1.400.754
Asistencia socioeconómica	2.332.962
Compra de bienes y servicios	5.149.526
Bienes de consumo	3.116.127
Servicios no personales	2.033.399
Impuestos indirectos	482.864
TOTAL EGRESOS	**20.417.857**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
				Género		Ingresos					Fuentes Financieras	
							Transferencias y Donaciones					
							De la República					
		Unidad de Medida	Cantidad	Fem.	Masc.	Ingresos Propios	Proyectos por Endeudamiento	Otras	De los Entes Descentralizados	Otras		
129144	Fortalecimiento de la atención a los ciudadanos y ciudadanas en el área cardiológica y metabólica	Consulta	8.309					11.792.302				11.792.302
TOTAL								**11.792.302**				**11.792.302**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
			Transferencias y Donaciones					
			De la República					
		Ingresos Propios	Proyectos por Endeudamiento	Otras	De los Entes Descentralizados	Otras		
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			6.079.500				6.079.500
02	Gestión Administrativa			2.546.055				2.546.055
TOTAL				**8.625.555**				**8.625.555**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**20**	**9**	**2**	**31**	**4.710.105**		**4.710.105**
Personal Administrativo	14	6	2	22	3.139.035		3.139.035
Personal Médico	5	2		7	1.345.302		1.345.302
Obrero	1	1		2	225.768		225.768
Personal Fijo a Tiempo Parcial	**3**	**7**		**10**	**1.072.332**		**1.072.332**
Personal Médico	3	7		10	1.072.332		1.072.332
Personal Contratado		**3**		**3**	**225.768**		**225.768**
Profesional y Técnico		1		1	75.256		75.256
Personal Médico		2		2	150.512		150.512
TOTAL	23	19	2	44	6.008.205		6.008.205

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	14.785.467
4.02	Materiales, suministros y mercancías	3.116.127
4.03	Servicios no personales	2.516.263
	TOTAL	**20.417.857**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**20.417.857**
INGRESOS CORRIENTES ORDINARIOS	20.417.857
TRANSFERENCIAS CORRIENTES	20.417.857
Transferencias corrientes del sector público	20.417.857
Transferencias corrientes internas recibidas del sector público	20.417.857
De la República	20.417.857
Asamblea Nacional	20.417.857
Ingresos Ordinarios	20.417.857
1.2 GASTOS CORRIENTES	**20.417.857**
GASTOS DE CONSUMO	20.417.857
Remuneraciones	14.785.467
Sueldos, salarios y otras retribuciones	7.849.055
Beneficios y complementos de sueldos y salarios	2.556.925
Aportes patronales	645.771
Prestaciones sociales y otras indemnizaciones	1.400.754
Asistencia socioeconómica	2.332.962
Compra de bienes y servicios	5.149.526
Bienes de consumo	3.116.127
Servicios no personales	2.033.399
Impuestos indirectos	482.864
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : EQUILIBRIO	

A0238

Instituto de Previsión Social del Parlamentario

INSTITUTO DE PREVISIÓN SOCIAL DEL PARLAMENTARIO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto de Previsión Social del Parlamentario, es un Instituto donde sus socios, los parlamentarios activos son los responsables de involucrar y proporcionar mecanismos que permitan al pueblo ser un actor fundamental en los procesos legislativos y de control sobre el Gobierno y la Administración Pública, en este sentido el Instituto garantizará protección social y económica a todos los parlamentarios para que cumplan de manera efectiva y eficaz sus funciones legislativas.

Dicho Instituto, fue creado con el fin de impulsar y promover servicios de calidad que aseguren el bienestar y la protección socio-económica a los Parlamentarios Activos, Suplentes, Jubilados, Jubiladas, Pensionados y Pensionadas, mediante la coordinación, supervisión y control de su póliza de Hospitalización Cirugía y Maternidad (HCM), vida y accidentes personales, pago de jubilaciones y pensiones, administración de la caja de ahorro, ayudas especiales y otras actividades que están dirigidas en pro del beneficio de sus asociados.

En este sentido, la labor parlamentaria tiene como exigencia mantenerse atenta a los cambios y demandas de las mismas, es por ello que las directrices de la Suprema Felicidad Social y Democracia Participativa consiguen dentro del Instituto de Previsión Social del Parlamentario un canal para su expresión, ya que los parlamentarios como líderes populares fortalecen y persiguen que el marco jurídico rector garantice el cumplimiento de los derechos sociales universales (educación, salud, generación de empleos productivos, atención de adultos y adultas mayores), además de seguridad ciudadana, tecnológicas, ambiente, turismo, entre otros, que permitirán la materialización de los objetivos propuestos.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**204.573.165**
INGRESOS CORRIENTES ORDINARIOS	204.573.165
TRANSFERENCIAS CORRIENTES	204.573.165
Transferencias corrientes del sector público	204.573.165
Transferencias corrientes internas recibidas del sector público	204.573.165
De la República	204.573.165
TOTAL RECURSOS	**204.573.165**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**203.895.982**
GASTOS DE CONSUMO	69.023.520
Remuneraciones	64.741.731
Sueldos, salarios y otras retribuciones	8.032.361
Beneficios y complementos de sueldos y salarios	1.732.208
Aportes patronales	257.444
Prestaciones sociales y otras indemnizaciones	1.635.020
Asistencia socioeconómica	53.084.698
Compra de bienes y servicios	3.750.471
Bienes de consumo	1.404.471
Servicios no personales	2.346.000
Impuestos indirectos	531.318
TRANSFERENCIAS Y DONACIONES CORRIENTES	134.872.462
Al sector privado	134.872.462
Transferencias corrientes al sector privado	134.872.462
Directas a personas	134.872.462
Pensiones y otros beneficios asociados	40.691.811
Jubilaciones y otros beneficios asociados	94.180.651
GASTOS DE CAPITAL	**677.183**
INVERSIÓN REAL DIRECTA	677.183
Formación bruta de capital fijo	607.183
Maquinaria, equipos y otros bienes muebles	607.183
Bienes intangibles	70.000
TOTAL EGRESOS	**204.573.165**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129160	Previsión y Protección Social de Parlamentario	asignación económica	6.696					187.230.812				187.230.812
TOTAL								187.230.812				187.230.812

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			12.383.381				12.383.381
02	Gestión Administrativa			4.958.972				4.958.972
TOTAL				17.342.353				17.342.353

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**18**	**11**		**29**	**4.368.656**		**4.368.656**
Personal Administrativo	18	11		29	4.368.656		4.368.656
TOTAL	**18**	**11**		**29**	**4.368.656**		**4.368.656**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**15**	**178**	**193**	**94.180.651**
Altos Funcionarios y de Elección Popular	15	178	193	94.180.651
Pensionados	**145**	**6**	**151**	**40.191.611**
Altos Funcionarios y de Elección Popular	145	6	151	40.191.611
TOTAL	**160**	**184**	**344**	**134.372.262**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	64.741.731
4.02	Materiales, suministros y mercancías	1.404.471
4.03	Servicios no personales	2.877.318
4.04	Activos reales	677.183
4.07	Transferencias y donaciones	134.872.462
	TOTAL	**204.573.165**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**204.573.165**
INGRESOS CORRIENTES ORDINARIOS	204.573.165
TRANSFERENCIAS CORRIENTES	204.573.165
Transferencias corrientes del sector público	204.573.165
Transferencias corrientes internas recibidas del sector público	204.573.165
De la República	204.573.165
Asamblea Nacional	204.573.165
Ingresos Ordinarios	204.573.165
1.2 GASTOS CORRIENTES	**203.895.982**
GASTOS DE CONSUMO	69.023.520
Remuneraciones	64.741.731
Sueldos, salarios y otras retribuciones	8.032.361
Beneficios y complementos de sueldos y salarios	1.732.208
Aportes patronales	257.444
Prestaciones sociales y otras indemnizaciones	1.635.020
Asistencia socioeconómica	53.084.698
Compra de bienes y servicios	3.750.471
Bienes de consumo	1.404.471
Servicios no personales	2.346.000
Impuestos indirectos	531.318
TRANSFERENCIAS Y DONACIONES CORRIENTES	134.872.462
Al sector privado	134.872.462
Transferencias corrientes al sector privado	134.872.462
Directas a personas	134.872.462
Pensiones y otros beneficios asociados	40.691.811
Jubilaciones y otros beneficios asociados	94.180.651
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**677.183**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**677.183**
RECURSOS PROPIOS DE CAPITAL	677.183
Ahorro en cuenta corriente	677.183
2.2 GASTOS DE CAPITAL	**677.183**
INVERSIÓN REAL DIRECTA	677.183
Formación bruta de capital fijo	607.183
Maquinaria, equipos y otros bienes muebles	607.183
Bienes intangibles	70.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0287

Fundación Fondo Editorial de la Asamblea Nacional "Willian Lara"

FUNDACIÓN FONDO EDITORIAL DE LA ASAMBLEA NACIONAL "WILLIAN LARA"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Fondo Editorial de la Asamblea Nacional "Willian Lara", se encarga de programar la línea editorial de la Asamblea Nacional, priorizando la acción legislativa y el fortalecimiento de la participación activa y protagónica del Pueblo Legislador, enmarcado dentro de lo establecido en las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019".

En tal sentido, se prevé la difusión y promoción de la participación ciudadana, por medio de la selección, publicación y distribución de obras de calidad que contribuyan a la materialización e impulso del Pueblo Legislador, orientando las acciones hacia la programación de la línea editorial.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**14.946.913**
INGRESOS CORRIENTES ORDINARIOS	14.946.913
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	107.520
Venta de otros bienes y servicios	107.520
TRANSFERENCIAS CORRIENTES	14.839.393
Transferencias corrientes del sector público	14.839.393
Transferencias corrientes internas recibidas del sector público	14.839.393
De la República	14.839.393
INGRESOS DE CAPITAL	**387.744**
RECURSOS PROPIOS DE CAPITAL	387.744
Incremento de la depreciación y amortización acumuladas	387.744
TOTAL RECURSOS	**15.334.657**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**15.294.657**
GASTOS DE CONSUMO	15.244.657
Remuneraciones	10.804.077
Sueldos, salarios y otras retribuciones	4.485.432
Beneficios y complementos de sueldos y salarios	2.723.320
Aportes patronales	371.387
Prestaciones sociales y otras indemnizaciones	1.024.373
Asistencia socioeconómica	2.199.565
Compra de bienes y servicios	3.614.976
Bienes de consumo	968.816
Servicios no personales	2.646.160
Impuestos indirectos	437.860
Depreciación y amortización	387.744
TRANSFERENCIAS Y DONACIONES CORRIENTES	50.000
Al sector privado	50.000
Donaciones corrientes al sector privado	50.000
Donaciones a personas	50.000
GASTOS DE CAPITAL	**40.000**
INVERSIÓN REAL DIRECTA	40.000
Formación bruta de capital fijo	40.000
Maquinaria, equipos y otros bienes muebles	40.000
TOTAL EGRESOS	**15.334.657**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129145	Difusión del conocimiento en la producción de publicaciones de la Asamblea Nacional.	Publicación	18			107.520		10.784.227				10.891.747
	TOTAL					107.520		10.784.227				10.891.747

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			3.360.000				3.360.000
02	Gestión Administrativa	387.744		695.166				1.082.910
	TOTAL	387.744		4.055.166				4.442.910

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**5**	**12**	**22**	**39**	**3.202.085**		**3.202.085**
Alto Nivel y de Dirección		1		1	126.433		126.433
Directivo	2	1	2	5	518.009		518.009
Profesional y Técnico	2	4	12	18	2.010.958		2.010.958
Personal Administrativo	1	6	5	12	415.119		415.119
Obrero			3	3	131.566		131.566
Personal Contratado	**1**			**1**	**150.000**		**150.000**
Personal de Investigación	1			1	150.000		150.000
TOTAL	**6**	**12**	**22**	**40**	**3.352.085**		**3.352.085**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	10.804.077
4.02	Materiales, suministros y mercancías	968.816
4.03	Servicios no personales	3.084.020
4.04	Activos reales	40.000
4.07	Transferencias y donaciones	50.000
4.08	Otros gastos	387.744
	TOTAL	**15.334.657**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**14.946.913**
INGRESOS CORRIENTES ORDINARIOS	14.946.913
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	107.520
Venta de otros bienes y servicios	107.520
TRANSFERENCIAS CORRIENTES	14.839.393
Transferencias corrientes del sector público	14.839.393
Transferencias corrientes internas recibidas del sector público	14.839.393
De la República	14.839.393
Asamblea Nacional	14.839.393
Ingresos Ordinarios	14.839.393
1.2 GASTOS CORRIENTES	**15.294.657**
GASTOS DE CONSUMO	15.244.657
Remuneraciones	10.804.077
Sueldos, salarios y otras retribuciones	4.485.432
Beneficios y complementos de sueldos y salarios	2.723.320
Aportes patronales	371.387
Prestaciones sociales y otras indemnizaciones	1.024.373
Asistencia socioeconómica	2.199.565
Compra de bienes y servicios	3.614.976
Bienes de consumo	968.816
Servicios no personales	2.646.160
Impuestos indirectos	437.860
Depreciación y amortización	387.744
TRANSFERENCIAS Y DONACIONES CORRIENTES	50.000
Al sector privado	50.000
Donaciones corrientes al sector privado	50.000
Donaciones a personas	50.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(347.744)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**40.000**
RECURSOS PROPIOS DE CAPITAL	40.000
Desahorro en cuenta corriente	(347.744)
Incremento de la depreciación y amortización acumuladas	387.744
2.2 GASTOS DE CAPITAL	**40.000**
INVERSIÓN REAL DIRECTA	40.000
Formación bruta de capital fijo	40.000
Maquinaria, equipos y otros bienes muebles	40.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0291

Fundación de Atención Integral al Pueblo Legislador

FUNDACIÓN DE ATENCIÓN INTEGRAL AL PUEBLO LEGISLADOR

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación de Atención Integral al Pueblo Legislador, fue creada según Resolución de la Asamblea Nacional, publicada en Gaceta Oficial de la República Bolivariana de Venezuela N° 40.062 del 30 de noviembre de 2012, para la creación, coordinación y ejecuciones de programas sociales.

Dicha Fundación, tiene la finalidad de garantizar el apoyo y asistencia a los sectores más necesitados del país, a fin de dignificar la calidad de vida de los venezolanos, a través de programas sociales que permitan a la población de menores recursos consolidar sus derechos humanos promoviendo valores superiores de justicia, igualdad, solidaridad, democracia y responsabilidad social; a los fines de promover la defensa y el desarrollo de las personas y su dignidad dando paso a una sociedad más igualitaria y justa, sustentado en el rol del Estado Social y Democrático de Derecho y de Justicia como lo consagra la Constitución de la República Bolivariana de Venezuela.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**69.963.920**
INGRESOS CORRIENTES ORDINARIOS	69.963.920
TRANSFERENCIAS CORRIENTES	69.963.920
Transferencias corrientes del sector público	69.963.920
Transferencias corrientes internas recibidas del sector público	69.963.920
De la República	69.963.920
TOTAL RECURSOS	**69.963.920**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**69.963.920**
GASTOS DE CONSUMO	6.219.252
Remuneraciones	5.458.515
Sueldos, salarios y otras retribuciones	3.360.510
Beneficios y complementos de sueldos y salarios	678.816
Aportes patronales	280.578
Prestaciones sociales y otras indemnizaciones	462.333
Asistencia socioeconómica	676.278
Compra de bienes y servicios	625.000
Bienes de consumo	18.000
Servicios no personales	607.000
Impuestos indirectos	135.737
TRANSFERENCIAS Y DONACIONES CORRIENTES	63.744.668
Al sector privado	63.744.668
Donaciones corrientes al sector privado	63.744.668
Donaciones a personas	63.744.668
TOTAL EGRESOS	**69.963.920**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129183	Asistencia integral a los sectores sociales vulnerables del país	Persona	400					63.774.668				63.774.668
TOTAL								63.774.668				63.774.668

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			5.458.515				5.458.515
02	Gestión Administrativa			730.737				730.737
TOTAL				6.189.252				6.189.252

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	2	3	3	8	**1.299.360**		**1.299.360**
Alto Nivel y de Dirección		1		1	308.880		308.880
Personal Administrativo	2	2	3	7	990.480		990.480
TOTAL	2	3	3	8	1.299.360		1.299.360

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	5.458.515
4.02	Materiales, suministros y mercancías	18.000
4.03	Servicios no personales	742.737
4.07	Transferencias y donaciones	63.744.668
	TOTAL	**69.963.920**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**69.963.920**
INGRESOS CORRIENTES ORDINARIOS	69.963.920
TRANSFERENCIAS CORRIENTES	69.963.920
Transferencias corrientes del sector público	69.963.920
Transferencias corrientes internas recibidas del sector público	69.963.920
De la República	69.963.920
Asamblea Nacional	69.963.920
Ingresos Ordinarios	69.963.920
1.2 GASTOS CORRIENTES	**69.963.920**
GASTOS DE CONSUMO	6.219.252
Remuneraciones	5.458.515
Sueldos, salarios y otras retribuciones	3.360.510
Beneficios y complementos de sueldos y salarios	678.816
Aportes patronales	280.578
Prestaciones sociales y otras indemnizaciones	462.333
Asistencia socioeconómica	676.278
Compra de bienes y servicios	625.000
Bienes de consumo	18.000
Servicios no personales	607.000
Impuestos indirectos	135.737
TRANSFERENCIAS Y DONACIONES CORRIENTES	63.744.668
Al sector privado	63.744.668
Donaciones corrientes al sector privado	63.744.668
Donaciones a personas	63.744.668
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : EQUILIBRIO	

A0420

Fundación Televisora de la Asamblea Nacional (ANTV)

FUNDACIÓN TELEVISORA DE LA ASAMBLEA NACIONAL (ANTV)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Televisora de la Asamblea Nacional (Antv), es un canal de información, opinión y formación, de carácter político, cuyo contenido sea entretenido, ameno y dinámico, con altísima calidad y estética propia, que permite promover la participación ciudadana para la apropiación colectiva de la estructura política; y así impulsar y promover la contraloría social en el proceso de elaboración de leyes y su gestión pública, el respeto por el patrimonio de una nación pluricultural y multiétnica, a los derechos humanos y la activación de procesos sociales y culturales, con el objeto de consolidar la autodeterminación e integración de los pueblos y la concepción pluripolar del orden mundial.

Dentro de este contexto, prevé para el ejercicio económico financiero 2016, mantener una gran audiencia nacional para promover el respeto y la tolerancia, a través de un lenguaje audiovisual innovador del acontecer legislativo que adelanta la Asamblea Nacional, en este sentido se propone:

- Mantener una estructura televisiva nacional de alta calidad para la transmisión de contenidos.
- Ofrecer información de las actividades de la Asamblea Nacional (debates parlamentarios, trabajo de las comisiones, investigaciones, actos protocolares) de forma inmediata, creíble, veraz, balanceada y contextualizada.
- Difundir perspectivas diversas en torno a los grandes temas y preocupaciones nacionales para el fomento del debate y la conciencia crítica ciudadana.
- Fomentar la participación protagónica, organización y articulación de los pueblos mediante la creación de espacios para la difusión de las voces de la ciudadanía.
- Desarrollar espacios pedagógicos sobre las leyes promulgadas a fin de fomentar su cumplimiento.
- Difundir el trabajo de la Asamblea Nacional durante 8.760 horas.
- Producir 3.451 horas de programas y noticieros de la realidad nacional e Internacional.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**84.521.416**
INGRESOS CORRIENTES ORDINARIOS	84.521.416
TRANSFERENCIAS CORRIENTES	84.521.416
Transferencias corrientes del sector público	84.521.416
Transferencias corrientes internas recibidas del sector público	84.521.416
De la República	84.521.416
TOTAL RECURSOS	**84.521.416**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**78.975.485**
GASTOS DE CONSUMO	78.975.485
Remuneraciones	64.000.000
Sueldos, salarios y otras retribuciones	25.873.672
Beneficios y complementos de sueldos y salarios	12.479.280
Aportes patronales	2.448.246
Prestaciones sociales y otras indemnizaciones	6.310.000
Asistencia socioeconómica	16.888.802
Compra de bienes y servicios	13.269.185
Bienes de consumo	4.532.825
Servicios no personales	8.736.360
Impuestos indirectos	1.706.300
GASTOS DE CAPITAL	**5.545.931**
INVERSIÓN REAL DIRECTA	5.545.931
Formación bruta de capital fijo	5.339.684
Maquinaria, equipos y otros bienes muebles	5.001.944
Construcciones de bienes de dominio privado	337.740
Bienes intangibles	206.247
TOTAL EGRESOS	**84.521.416**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	Presupuesto 2016
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129173	Promoción de la Soberanía Comunicacional a través de la Fundación Televisora de la Asamblea Nacional	Hora	12.235					58.089.531				58.089.531
	TOTAL							**58.089.531**				**58.089.531**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						
		Ingresos					Fuentes Financieras	Presupuesto 2016
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			18.812.715				18.812.715
02	Gestión Administrativa			7.619.170				7.619.170
	TOTAL			**26.431.885**				**26.431.885**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**69**	**169**	**31**	**269**	**15.407.900**		**15.407.900**
Alto Nivel y de Dirección			1	1	186.000		186.000
Directivo	13	9	14	36	2.044.733		2.044.733
Profesional y Técnico	56	160	16	232	13.177.167		13.177.167
Personal Contratado	**29**	**65**		**94**	**4.497.000**		**4.497.000**
Profesional y Técnico	29	65		94	4.497.000		4.497.000
TOTAL	98	234	31	363	19.904.900		19.904.900

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	64.000.000
4.02	Materiales, suministros y mercancías	4.532.825
4.03	Servicios no personales	10.442.660
4.04	Activos reales	5.545.931
	TOTAL	**84.521.416**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**84.521.416**
INGRESOS CORRIENTES ORDINARIOS	84.521.416
TRANSFERENCIAS CORRIENTES	84.521.416
Transferencias corrientes del sector público	84.521.416
Transferencias corrientes internas recibidas del sector público	84.521.416
De la República	84.521.416
Asamblea Nacional	84.521.416
Ingresos Ordinarios	84.521.416
1.2 GASTOS CORRIENTES	**78.975.485**
GASTOS DE CONSUMO	78.975.485
Remuneraciones	64.000.000
Sueldos, salarios y otras retribuciones	25.873.672
Beneficios y complementos de sueldos y salarios	12.479.280
Aportes patronales	2.448.246
Prestaciones sociales y otras indemnizaciones	6.310.000
Asistencia socioeconómica	16.888.802
Compra de bienes y servicios	13.269.185
Bienes de consumo	4.532.825
Servicios no personales	8.736.360
Impuestos indirectos	1.706.300
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**5.545.931**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**5.545.931**
RECURSOS PROPIOS DE CAPITAL	5.545.931
Ahorro en cuenta corriente	5.545.931
2.2 GASTOS DE CAPITAL	**5.545.931**
INVERSIÓN REAL DIRECTA	5.545.931
Formación bruta de capital fijo	5.339.684
Maquinaria, equipos y otros bienes muebles	5.001.944
Construcciones de bienes dc dominio privado	337.740
Bienes intangibles	206.247
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A1603

Fundación Radio de la Asamblea Nacional (A.N. RADIO)

FUNDACIÓN RADIO DE LA ASAMBLEA NACIONAL (A.N. RADIO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Radio de la Asamblea Nacional, prevé para el ejercicio económico financiero 2016, producir, difundir y transmitir a través del medio radial la actividad parlamentaria que permita mantener informado al pueblo soberano las 24 horas al día los 365 días del año, acerca del debate legislativo y del acontecer diario de la realidad nacional e internacional; así como ofrecer de espacios radiales a los ciudadanos y ciudadanas de la República Bolivariana de Venezuela.

La Fundación, es una emisora radial de carácter pública, que tiene como objetivo la difusión de la Gestión Parlamentaria, en el ámbito nacional y regional, como medio de comunicación de carácter político y educativo que difunde el desarrollo del trabajo competente a la Asamblea Nacional.

En este sentido, orientara los recursos asignados a la consolidación de la democracia participativa y protagónica, dando cobertura a su premisa fundamental que se enmarca en mantener la transmisión del trabajo parlamentario, que permita el fortalecimiento del Sistema Bolivariano de Comunicación e Información.

Con la ejecución de los recursos presupuestarios, la Fundación busca convertirse en prestadores de servicios de radiodifusión con cobertura en los cincos municipios del área metropolitana de caracas, con miras a mejorar la efectividad, eficiencia y transparencia de la Gestión Pública, en función de las políticas y los objetivos estratégicos para profundizar las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019".

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**15.620.668**
INGRESOS CORRIENTES ORDINARIOS	15.620.668
TRANSFERENCIAS CORRIENTES	15.620.668
Transferencias corrientes del sector público	15.620.668
Transferencias corrientes internas recibidas del sector público	15.620.668
De la República	15.620.668
TOTAL RECURSOS	**15.620.668**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**13.670.000**
GASTOS DE CONSUMO	13.670.000
Remuneraciones	11.301.562
Sueldos, salarios y otras retribuciones	5.854.651
Beneficios y complementos de sueldos y salarios	1.826.976
Aportes patronales	674.921
Prestaciones sociales y otras indemnizaciones	818.504
Asistencia socioeconómica	2.126.510
Compra de bienes y servicios	1.689.865
Bienes de consumo	772.193
Servicios no personales	917.672
Impuestos indirectos	678.573
GASTOS DE CAPITAL	**1.950.668**
INVERSIÓN REAL DIRECTA	1.950.668
Formación bruta de capital fijo	1.950.668
Maquinaria, equipos y otros bienes muebles	1.950.668
TOTAL EGRESOS	**15.620.668**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129146	Fortalecimiento del Sistema Bolivariano de Comunicación e Información desde la Radio de la Asamblea Nacional	Hora	8.736					7.974.122				7.974.122
TOTAL								**7.974.122**				**7.974.122**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			7.646.546				7.646.546
TOTAL				**7.646.546**				**7.646.546**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**19**	**1**		**20**	**2.015.132**		**2.015.132**
Alto Nivel y de Dirección	1	1		2	339.192		339.192
Directivo	2			2	285.420		285.420
Profesional y Técnico	16			16	1.390.520		1.390.520
Personal Contratado	**16**	**4**		**20**	**1.169.068**		**1.169.068**
Profesional y Técnico	16	4		20	1.169.068		1.169.068
TOTAL	35	5		40	3.184.200		3.184.200

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	11.301.562
4.02	Materiales, suministros y mercancías	772.193
4.03	Servicios no personales	1.596.245
4.04	Activos reales	1.950.668
	TOTAL	**15.620.668**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**15.620.668**
INGRESOS CORRIENTES ORDINARIOS	15.620.668
TRANSFERENCIAS CORRIENTES	15.620.668
Transferencias corrientes del sector público	15.620.668
Transferencias corrientes internas recibidas del sector público	15.620.668
De la República	15.620.668
Asamblea Nacional	15.620.668
Ingresos Ordinarios	15.620.668
1.2 GASTOS CORRIENTES	**13.670.000**
GASTOS DE CONSUMO	13.670.000
Remuneraciones	11.301.562
Sueldos, salarios y otras retribuciones	5.854.651
Beneficios y complementos de sueldos y salarios	1.826.976
Aportes patronales	674.921
Prestaciones sociales y otras indemnizaciones	818.504
Asistencia socioeconómica	2.126.510
Compra de bienes y servicios	1.689.865
Bienes de consumo	772.193
Servicios no personales	917.672
Impuestos indirectos	678.573
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**1.950.668**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.950.668**
RECURSOS PROPIOS DE CAPITAL	1.950.668
Ahorro en cuenta corriente	1.950.668
2.2 GASTOS DE CAPITAL	**1.950.668**
INVERSIÓN REAL DIRECTA	1.950.668
Formación bruta de capital fijo	1.950.668
Maquinaria, equipos y otros bienes muebles	1.950.668
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

02

Contraloría General de la República

Contraloría General de la República

A0398 Fundación Instituto de Altos Estudios de Control Fiscal y Auditoria de Estado Gumersindo Torres (COFAE)

A0416 Fundación para los Servicios de Salud y Previsión Social de la Contraloría General de la República (SERSACON)

A0398

Fundación Instituto de Altos Estudios de Control Fiscal y Auditoria de Estado Gumersindo Torres (COFAE)

FUNDACIÓN INSTITUTO DE ALTOS ESTUDIOS DE CONTROL FISCAL Y AUDITORIA DE ESTADO GUMERSINDO TORRES (COFAE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Instituto de Altos Estudios de Control Fiscal y Auditoria de Estado Gumersindo Torres (COFAE) es una institución educativa y cultural de la Contraloría General de la República, que tiene por objeto formar servidores públicos y ciudadanos en el control de la gestión pública y fortalecer el Sistema Nacional de Control Fiscal, a fin de contribuir al logro de los objetivos de las instituciones del estado y al buen funcionamiento de la Administración Pública, fundamentada en los principios y valores consagrados en la Constitución de la República Bolivariana de Venezuela, así como difundir las diferentes manifestaciones culturales en el marco de las políticas de Estado.

Para el ejercicio económico financiero 2016 prevé continuar con la racionalización de los gastos de funcionamiento, con base en la sana administración, que permitan brindar un servicio de capacitación técnica especializada de óptima calidad, como corresponde a un centro de altos estudios.

- Diseño de Programas de Cuarto Nivel para el Proyecto de la Universidad de la Contraloría General de la República Bolivariana de Venezuela, atendiendo a la escasa oferta académica que cumpla con un programa de estudios de cuarto nivel, en materia de Control Fiscal con el objetivo de fortalecer el Sistema Nacional de Control Fiscal (SNCF) a través de la formación en materia de Control Fiscal y Auditoría de Estado.
- Investigación y desarrollo de materiales técnicos, instruccionales y comunicacionales en Gestión Pública y Social, Control Fiscal y Contraloría Social con el propósito de diseñar y actualizar planes y programas de formación profesional y humanística en el SNCF, para fortalecer el acervo documental de la Institución, atendiendo al constante avance de la nación en las áreas de Gestión Pública y Social, Control Fiscal y Contraloría Social.
- Actualización, Nivelación y Formación Profesional y Humanística en Gestión Pública, Participación Ciudadana, Control Fiscal y Contraloría Social, para el óptimo desempeño de los servidores públicos y ciudadanos que integran el SNCF.
- Difundir los productos académicos y culturales del Instituto, para la proyección de su gestión en correspondencia a la formación académica.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**44.389.372**
INGRESOS CORRIENTES ORDINARIOS	44.389.372
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	18.964.042
Venta de otros bienes y servicios	18.964.042
INGRESOS DE LA PROPIEDAD	518.310
Intereses	518.310
Intereses internos	518.310
Intereses por depósitos	518.310
TRANSFERENCIAS CORRIENTES	24.907.020
Transferencias corrientes del sector público	24.907.020
Transferencias corrientes internas recibidas del sector público	24.907.020
De la República	24.907.020
FUENTES FINANCIERAS	**12.934.994**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	12.934.994
Disminución de otros activos financieros	12.934.994
Disminución de disponibilidades	12.934.994
Disminución de bancos	12.934.994
TOTAL RECURSOS	**57.324.366**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**55.885.366**
GASTOS DE CONSUMO	54.935.766
Remuneraciones	23.849.520
Sueldos, salarios y otras retribuciones	11.340.241
Beneficios y complementos de sueldos y salarios	4.912.251
Aportes patronales	785.671
Prestaciones sociales y otras indemnizaciones	1.895.287
Asistencia socioeconómica	4.916.070
Compra de bienes y servicios	27.613.038
Bienes de consumo	14.380.350
Servicios no personales	13.232.688
Impuestos indirectos	3.473.208
TRANSFERENCIAS Y DONACIONES CORRIENTES	50.000
Al sector privado	50.000
Donaciones corrientes al sector privado	50.000
Donaciones a personas	50.000
OTROS GASTOS CORRIENTES	899.600
Otros gastos corrientes	899.600
Bienes y servicios para la venta	899.600
GASTOS DE CAPITAL	**1.439.000**
INVERSIÓN REAL DIRECTA	1.439.000
Formación bruta de capital fijo	1.439.000
Maquinaria, equipos y otros bienes muebles	1.439.000
TOTAL EGRESOS	**57.324.366**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
				Género		Ingresos					Fuentes Financieras	
						Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
		Unidad de Medida	Cantidad	Fem.	Masc.		Proyectos por Endeudamiento	Otras				
129333	Diseño de Programas de Cuarto Nivel para el Proyecto de la Universidad de la Contraloría General de la República Bolivariana de Venezuela	programa	2			2.136.549						2.136.549
129335	Investigación y desarrollo de materiales técnicos, instruccionales y comunicacionales en Gestión Pública y Social, Control Fiscal y Contraloría Social	documento	1.258			3.839.929		5.013.053				8.852.982
129340	Actualización, nivelación y formación profesional y humanística en Gestión Pública, Participación Ciudadana, Control Fiscal y Contraloría Social	curso	300			3.067.670		5.917.095			12.934.994	21.919.759
129352	Difusión y distribución de productos académicos, técnicos, culturales e institucionales	publicación	2.592			3.554.439		2.969.505				6.523.944
TOTAL						12.598.587		13.899.653			12.934.994	39.433.234

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	28.442		11.007.367				11.035.809
02	Gestión Administrativa	6.855.323						6.855.323
	TOTAL	6.883.765		11.007.367				17.891.132

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**7**	**13**		**20**	**5.045.434**	**298.040**	**5.343.474**
Profesional y Técnico	5	8		13	4.429.152		4.429.152
Personal Administrativo	1	4		5	616.282	96.105	712.387
Personal Docente	**1**	1		2		201.935	201.935
Personal Contratado	**25**	**25**		**50**	**4.859.595**		**4.859.595**
Personal Docente	25	25		50	4.859.595		4.859.595
TOTAL	32	38		70	**9.905.029**	**298.040**	**10.203.069**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	23.849.520
4.02	Materiales, suministros y mercancías	15.279.950
4.03	Servicios no personales	16.705.896
4.04	Activos reales	1.439.000
4.07	Transferencias y donaciones	50.000
	TOTAL	**57.324.366**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**44.389.372**
INGRESOS CORRIENTES ORDINARIOS	44.389.372
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	18.964.042
Venta de otros bienes y servicios	18.964.042
INGRESOS DE LA PROPIEDAD	518.310
Intereses	518.310
Intereses internos	518.310
Intereses por depósitos	518.310
TRANSFERENCIAS CORRIENTES	24.907.020
Transferencias corrientes del sector público	24.907.020
Transferencias corrientes internas recibidas del sector público	24.907.020
De la República	24.907.020
Contraloría General de la República	24.907.020
Ingresos Ordinarios	24.907.020
1.2 GASTOS CORRIENTES	**55.885.366**
GASTOS DE CONSUMO	54.935.766
Remuneraciones	23.849.520
Sueldos, salarios y otras retribuciones	11.340.241
Beneficios y complementos de sueldos y salarios	4.912.251
Aportes patronales	785.671
Prestaciones sociales y otras indemnizaciones	1.895.287
Asistencia socioeconómica	4.916.070
Compra de bienes y servicios	27.613.038
Bienes de consumo	14.380.350
Servicios no personales	13.232.688
Impuestos indirectos	3.473.208
TRANSFERENCIAS Y DONACIONES CORRIENTES	50.000
Al sector privado	50.000
Donaciones corrientes al sector privado	50.000
Donaciones a personas	50.000
OTROS GASTOS CORRIENTES	899.600
Otros gastos corrientes	899.600
Bienes y servicios para la venta	899.600
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(11.495.994)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(11.495.994)**
RECURSOS PROPIOS DE CAPITAL	(11.495.994)
Desahorro en cuenta corriente	(11.495.994)
2.2 GASTOS DE CAPITAL	**1.439.000**
INVERSIÓN REAL DIRECTA	1.439.000
Formación bruta de capital fijo	1.439.000
Maquinaria, equipos y otros bienes muebles	1.439.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(12.934.994)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**12.934.994**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	12.934.994
Disminución de otros activos financieros	12.934.994
Disminución de disponibilidades	12.934.994
Disminución de bancos	12.934.994
3.2 APLICACIONES FINANCIERAS	**12.934.994**
DÉFICIT FINANCIERO	12.934.994

A0416

Fundación para los Servicios de Salud y Previsión Social de la Contraloría General de la República (SERSACON)

FUNDACIÓN PARA LOS SERVICIOS DE SALUD Y PREVISIÓN SOCIAL DE LA CONTRALORÍA GENERAL DE LA REPÚBLICA (SERSACON)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación tiene por objeto principal el establecimiento de planes y la ejecución de actividades para garantizar la asistencia médica preventiva, ambulatoria y hospitalaria del personal (activo, pensionado y jubilado) de la Contraloría General de la República y su grupo familiar, así como su respectivo financiamiento, a través de convenios con clínicas u otros centros asistenciales, ambulatorios o de hospitalización; así como la recreación y esparcimiento.

Para el cumplimiento de su misión prevé la ejecución de dos (2) proyectos y una acción centralizada como apoyo al funcionamiento de las operaciones de la Institución.

- Servicio Médico y Asistencia Social, el cual permitirá garantizar el servicio de asistencia médica preventiva, ambulatoria y hospitalaria oportuna y de calidad al personal (activo, pensionado y jubilado) de la Contraloría General de la República, sus entes adscritos y su grupo familiar.

- Previsión Social, Recreación y Esparcimiento, la cual tiene por objeto garantizar la recreación oportuna al personal (activo, pensionado y jubilado) de la Contraloría General de la República, y su grupo familiar.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**115.957.591**
INGRESOS CORRIENTES ORDINARIOS	115.957.591
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.211.550
Venta de otros bienes y servicios	1.211.550
TRANSFERENCIAS CORRIENTES	114.746.041
Transferencias corrientes del sector público	114.746.041
Transferencias corrientes internas recibidas del sector público	114.746.041
De la República	114.746.041
TOTAL RECURSOS	**115.957.591**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**115.957.591**
GASTOS DE CONSUMO	114.957.591
Compra de bienes y servicios	102.944.889
Bienes de consumo	5.458.240
Servicios no personales	97.486.649
Impuestos indirectos	12.012.702
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.000.000
Al sector privado	1.000.000
Donaciones corrientes al sector privado	1.000.000
Donaciones a personas	1.000.000
TOTAL EGRESOS	**115.957.591**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129328	Previsión Social, Esparcimiento y recreación	servicio	12			1.211.550		6.798.216				8.009.766
129363	Servicio Médico y Asistencia Social	servicio	5.537					102.145.624				102.145.624
	TOTAL					**1.211.550**		**108.943.840**				**110.155.390**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
02	Gestión Administrativa			5.802.201				5.802.201
	TOTAL			**5.802.201**				**5.802.201**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.02	Materiales, suministros y mercancías	5.458.240
4.03	Servicios no personales	109.499.351
4.07	Transferencias y donaciones	1.000.000
	TOTAL	**115.957.591**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**115.957.591**
INGRESOS CORRIENTES ORDINARIOS	115.957.591
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.211.550
Venta de otros bienes y servicios	1.211.550
TRANSFERENCIAS CORRIENTES	114.746.041
Transferencias corrientes del sector público	114.746.041
Transferencias corrientes internas recibidas del sector público	114.746.041
De la República	114.746.041
Contraloría General de la República	114.746.041
Ingresos Ordinarios	114.746.041
1.2 GASTOS CORRIENTES	**115.957.591**
GASTOS DE CONSUMO	114.957.591
Compra de bienes y servicios	102.944.889
Bienes de consumo	5.458.240
Servicios no personales	97.486.649
Impuestos indirectos	12.012.702
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.000.000
Al sector privado	1.000.000
Donaciones corrientes al sector privado	1.000.000
Donaciones a personas	1.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : EQUILIBRIO	

03
Consejo Nacional Electoral

A0248

Fundación Instituto de Altos Estudios del Poder Electoral

FUNDACIÓN INSTITUTO DE ALTOS ESTUDIOS DEL PODER ELECTORAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Instituto de Altos Estudios del Poder Electoral (Iaepe), tiene como objeto la investigación, formación, documentación y publicación de la materia electoral, registro civil y todas aquellas áreas del conocimiento directa o indirectamente involucradas en las competencias, funciones y atribuciones del Poder Electoral, que contribuyan a la difusión de los valores y el efectivo ejercicio democrático de la voluntad popular, así como la transferencia del conocimiento que impulse el cumplimiento de los principios, derechos y deberes democráticos consagrados en la Constitución de la República Bolivariana de Venezuela. El objeto está dirigido al servicio del interés social, especialmente la capacitación y formación de las funcionarias y funcionarios del Poder Electoral, así como de otros órganos y entes de la Administración Pública.

La política del Iaepe para el ejercicio económico financiero 2016, está enmarcada en los lineamientos establecidos por su órgano de adscripción, el Consejo Nacional Electoral (CNE).

La distribución del Presupuesto para el año 2016, se orientó principalmente a las actividades de funcionamiento y a la ejecución del proyecto planteado, considerando las siguientes estrategias:

- Racionalizar los gastos de funcionamiento del Instituto a montos mínimos imprescindibles para brindar un servicio de formación especializada de calidad.
- Impartir estudios de alto nivel en materia electoral, registro civil y ciencias afines, con funcionarios del Consejo Nacional Electoral especializados en la materia.
- Simplificar los procesos de edición y publicación de obras, buscando ahorros significativos en el producto final, a través del trabajo en conjunto con imprentas del Estado.
- Promocionar intercambios con instituciones homólogas dentro y fuera del país, en materia de investigación y formación, con el fin de perfeccionar y actualizar la base de conocimiento.

En cuanto a los servicios que presta la Fundación, tienen como objetivo cumplir con las siguientes actividades:

- Impartir la formación integral en el área de Estudios Electorales y Registro Civil, con miras a obtener participantes en las actividades presenciales e investigativas, en todo el territorio nacional.
- Desarrollar investigaciones, con el objetivo de fortalecer los contenidos programáticos de las distintas áreas formativas del Instituto.
- Atender los requerimientos de usuarios y usuarias a través del Centro de Documentación e Información.
- Editar y publicar documentos en materia electoral, de registro civil, cultural y afines, destinados a la distribución, venta y/o donaciones.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**3.083.816**
INGRESOS CORRIENTES ORDINARIOS	3.083.816
TRANSFERENCIAS CORRIENTES	3.083.816
Transferencias corrientes del sector público	3.083.816
Transferencias corrientes internas recibidas del sector público	3.083.816
De la República	3.083.816
FUENTES FINANCIERAS	**6.800.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	6.800.000
Disminución de otros activos financieros	6.800.000
Disminución de disponibilidades	6.800.000
Disminución de bancos	6.800.000
TOTAL RECURSOS	**9.883.816**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**9.521.315**
GASTOS DE CONSUMO	9.488.315
Remuneraciones	144.000
Sueldos, salarios y otras retribuciones	144.000
Compra de bienes y servicios	8.393.414
Bienes de consumo	4.507.668
Servicios no personales	3.885.746
Impuestos indirectos	950.901
GASTOS DE LA PROPIEDAD	33.000
Derechos sobre bienes intangibles	33.000
GASTOS DE CAPITAL	**362.501**
INVERSIÓN REAL DIRECTA	362.501
Formación bruta de capital fijo	362.501
Maquinaria, equipos y otros bienes muebles	362.501
TOTAL EGRESOS	**9.883.816**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129338	Consolidación de la escuela del pensamiento del Poder Electoral	usuario	750	375	375			83.816			6.500.000	6.583.816
TOTAL								83.816			6.500.000	6.583.816

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
02	Gestión Administrativa			3.000.000			300.000	3.300.000
TOTAL				3.000.000			300.000	3.300.000

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	144.000
4.02	Materiales, suministros y mercancías	4.507.668
4.03	Servicios no personales	4.869.647
4.04	Activos reales	362.501
	TOTAL	9.883.816

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.083.816**
INGRESOS CORRIENTES ORDINARIOS	3.083.816
TRANSFERENCIAS CORRIENTES	3.083.816
Transferencias corrientes del sector público	3.083.816
Transferencias corrientes internas recibidas del sector público	3.083.816
De la República	3.083.816
Consejo Nacional Electoral	3.083.816
Ingresos Ordinarios	3.083.816
1.2 GASTOS CORRIENTES	**9.521.315**
GASTOS DE CONSUMO	9.488.315
Remuneraciones	144.000
Sueldos, salarios y otras retribuciones	144.000
Compra de bienes y servicios	8.393.414
Bienes de consumo	4.507.668
Servicios no personales	3.885.746
Impuestos indirectos	950.901
GASTOS DE LA PROPIEDAD	33.000
Derechos sobre bienes intangibles	33.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(6.437.499)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(6.437.499)**
RECURSOS PROPIOS DE CAPITAL	(6.437.499)
Desahorro en cuenta corriente	(6.437.499)
2.2 GASTOS DE CAPITAL	**362.501**
INVERSIÓN REAL DIRECTA	362.501
Formación bruta de capital fijo	362.501
Maquinaria, equipos y otros bienes muebles	362.501
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(6.800.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**6.800.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	6.800.000
Disminución de otros activos financieros	6.800.000
Disminución de disponibilidades	6.800.000
Disminución de bancos	6.800.000
3.2 APLICACIONES FINANCIERAS	**6.800.000**
DÉFICIT FINANCIERO	6.800.000

06
Ministerio del Poder Popular para Relaciones Exteriores

A0170

Servicio Autónomo Instituto de Altos Estudios Diplomáticos Pedro Gual

SERVICIO AUTÓNOMO INSTITUTO DE ALTOS ESTUDIOS DIPLOMÁTICOS PEDRO GUAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Servicio Autónomo Instituto de Altos Estudios Diplomáticos "Pedro Gual", para el ejercicio económico financiero 2016 mantiene sus objetivos enmarcados en el Decreto N° 1.484 de fecha 28 de Febrero de 1991, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 34.685 de fecha 2 de Abril de 1991.

El Instituto de Altos Estudios Diplomáticos "Pedro Gual", encamina sus esfuerzos a la formación estratégica integral del personal de la administración pública y, de manera específica, a la formación del personal del Ministerio del Poder Popular para Relaciones Exteriores, para contribuir al logro de una gestión eficiente, en función de la nueva etapa de la Revolución Bolivariana orientada a promover los intereses de Venezuela en el exterior, el Instituto brinda un servicio de calidad con profesionales docentes de alto nivel y sensibilidad social. Los esfuerzos van dirigidos a formar profesionales sensibles a la realidad social, con capacidad de investigación, análisis críticos y provistos de herramientas técnicas que le permitan un mejor desempeño de sus funciones, así como servir de apoyo para la toma de decisiones en materia de política exterior.

Dentro de sus objetivos fundamentales se encuentran:

- Desarrollar programas de formación de postgrado y de perfeccionamiento profesional para contribuir al desarrollo de los planes estratégicos del Ministerio del Poder Popular para Relaciones Exteriores.
- Desarrollar actividades de investigación que enriquezcan el debate sobre política exterior y relaciones internacionales y que, a su vez, nutran a los decisores en esta materia.
- Organizar actividades de extensión en materia de relaciones internacionales dirigidas a instituciones, funcionarios y sectores sociales, para crear vínculos y redes de trabajo articulado.

Los recursos presupuestarios asignados por el Ejecutivo Nacional, serán orientados a financiar el proyecto "Formación y capacitación integral y permanente en materia de relaciones internacionales y política exterior bolivariana.": a través del cual impulsará los programas de Educación a Distancia y la Educación Presencial. Adicionalmente atenderá para el próximo Ejercicio Económico Financiero 2016 los cursos, las labores de documentación e investigación requeridas para cubrir las necesidades que tiene el país de preparar funcionarios que participen en forma eficiente y eficaz en las relaciones diplomáticas.

La gestión del Servicio Autónomo Instituto de Altos Estudios Diplomáticos "Pedro Gual", principalmente en lo que se refiere a intercambio interinstitucional, se ha programado para el Ejercicio Económico Financiero 2016, un número de convenios a suscribir y eventos a desarrollar con diversas Academias Diplomáticas y Universidades, tanto del país como en el exterior, estimándose eventos dirigidos a este fin. Igualmente, tiene previstos diversos cursos con la participación de funcionarios del Ministerio del Poder Popular para Relaciones Exteriores, y de otros Organismos Públicos de la Administración Central.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**26.680.569**
INGRESOS CORRIENTES ORDINARIOS	26.680.569
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	400.000
Venta de otros bienes y servicios	400.000
INGRESOS DE OPERACIÓN	1.085.950
Otros ingresos de operación	1.085.950
TRANSFERENCIAS CORRIENTES	25.194.619
Transferencias corrientes del sector público	25.194.619
Transferencias corrientes internas recibidas del sector público	25.194.619
De la República	25.194.619
TOTAL RECURSOS	**26.680.569**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**26.680.569**
GASTOS DE CONSUMO	25.180.569
Remuneraciones	18.336.795
Sueldos, salarios y otras retribuciones	9.609.810
Beneficios y complementos de sueldos y salarios	4.204.273
Aportes patronales	841.106
Prestaciones sociales y otras indemnizaciones	2.257.579
Asistencia socioeconómica	1.424.027
Compra de bienes y servicios	5.966.450
Bienes de consumo	1.719.000
Servicios no personales	4.247.450
Impuestos indirectos	877.324
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.500.000
Al sector público	1.500.000
Donaciones corrientes al sector público	1.500.000
A la República	1.500.000
TOTAL EGRESOS	**26.680.569**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127705	Formación y Capacitación Integral y Permanente en Materia de Relaciones Internacionales y Política Exterior Bolivariana.	participante	1.594			784.688		19.716.241				20.500.929
	TOTAL					**784.688**		**19.716.241**				**20.500.929**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
02	Gestión Administrativa	701.262		5.478.378				6.179.640
	TOTAL	**701.262**		**5.478.378**				**6.179.640**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**74**	**63**		**137**	**7.997.662**		**7.997.662**
Personal Administrativo	24	13		37	5.740.784		5.740.784
Personal Docente	50	50		100	2.256.878		2.256.878
TOTAL	74	63		137	7.997.662		7.997.662

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	18.336.795
4.02	Materiales, suministros y mercancías	1.719.000
4.03	Servicios no personales	5.124.774
4.07	Transferencias y donaciones	1.500.000
	TOTAL	**26.680.569**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**26.680.569**
INGRESOS CORRIENTES ORDINARIOS	26.680.569
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	400.000
Venta de otros bienes y servicios	400.000
INGRESOS DE OPERACIÓN	1.085.950
Otros ingresos de operación	1.085.950
TRANSFERENCIAS CORRIENTES	25.194.619
Transferencias corrientes del sector público	25.194.619
Transferencias corrientes internas recibidas del sector público	25.194.619
De la República	25.194.619
Ministerio del Poder Popular para Relaciones Exteriores	25.194.619
- Ingresos Ordinarios	25.194.619
1.2 GASTOS CORRIENTES	**26.680.569**
GASTOS DE CONSUMO	25.180.569
Remuneraciones	18.336.795
Sueldos, salarios y otras retribuciones	9.609.810
Beneficios y complementos de sueldos y salarios	4.204.273
Aportes patronales	841.106
Prestaciones sociales y otras indemnizaciones	2.257.579
Asistencia socioeconómica	1.424.027
Compra de bienes y servicios	5.966.450
Bienes de consumo	1.719.000
Servicios no personales	4.247.450
Impuestos indirectos	877.324
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.500.000
Al sector público	1.500.000
Donaciones corrientes al sector público	1.500.000
A la República	1.500.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : EQUILIBRIO	

08

Ministerio del Poder Popular para la Defensa

Ministerio del Poder Popular para la Defensa

A0005 Instituto Autónomo Círculo de las Fuerzas Armadas (IACFA)

A0044 Instituto de Oficiales de las Fuerzas Armadas en Situación de Retiro (IORFAN)

A0050 Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)

A0065 Oficina Coordinadora de la Prestación de los Servicios Educativos del Ministerio de la Defensa (OCPSE)

A0066 Servicio Autónomo de Salud de la Fuerza Armada Nacional (SASFAN)

A0100 Unidad Naval Coordinadora de los Servicios de Carenado, Reparaciones de Casco, Reparaciones y Mantenimiento de Equipos y Sistemas de los Buques (UCOCAR)

A0126 Fondo Autónomo de Inversiones y Previsión Socio-económica para el Personal de Empleados y Obreros de las Fuerzas Armadas Nacionales (FONDOEFA)

A0192 Oficina Coordinadora de Hidrografía y Navegación (OCHINA)

A0193 Oficina Coordinadora de Apoyo Marítimo de la Armada (OCAMAR)

A0194 Servicio Autónomo sin Personalidad Jurídica de la Fuerza Aérea Venezolana (SAFAV)

A0195 Servicio Autónomo de Mantenimiento de Lanchas de la Guardia Nacional (SAMALGUARN)

A0293 Servicio Desconcentrado de Bienes y Servicios de la Fuerza Armada Nacional Bolivariana (SEDEFANB)

A0448 Fundación de Atención Social del Ministerio de la Defensa (FUNDASMIN)

A0485 Fundación de Cardiología Integral (FUNDACARDIN)

A0515 Fundación Müröntö: Centro de Innovación para el Desarrollo

A1375 Universidad Militar Bolivariana de Venezuela (UMBV)

A0005

Instituto Autónomo Círculo de las Fuerzas Armadas (IACFA)

INSTITUTO AUTÓNOMO CÍRCULO DE LAS FUERZAS ARMADAS (IACFA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La misión del Instituto es contribuir a una mayor identificación entre los profesionales de la Institución Armada lo cual permite el incremento de la vida social de ellos y sus familiares, en consecuencia el Círculo de la Fuerza Armada funcionará como centro de recepciones, de cultura intelectual y física, de esparcimiento o recreación y de alojamiento.

Fundamenta su política presupuestaria y financiera en los términos establecidos en la Ley Orgánica de Seguridad Social de la Fuerza Armada y en lo enmarcado en la Gran Misión "Negro Primero" como política de Estado para desarrollar planes y programas en función de brindar a todo el pueblo cívico-militar un excelente servicio de alojamiento, esparcimiento y recreación con la finalidad de dar respuesta a las necesidades sociales del personal militar y civil de la Fuerza Armada Nacional Bolivariana y el pueblo venezolano.

Se estima para el Ejercicio Económico Financiero 2016 transformar al Instituto Autónomo Circulo de las Fuerzas Armadas Nacionales, en un instituto de identidad socialista en pro del interés social del personal militar, sus familiares y el pueblo venezolano que visita nuestras instalaciones, en este sentido los diversos proyectos se orientan en promover la satisfacción equitativa de las necesidades sociales y distribución de los beneficios que ofrece para contribuir con la calidad de vida de cada uno de nuestros visitantes.

Para el logro y consolidación de los objetivos plasmados en el plan operativo anual, el Instituto para el ejercicio económico 2016 se plantea como meta principal fortalecer el sector turismo, como estrategia de inclusión social que faciliten el acceso al patrimonio turístico y disfrute de las infraestructuras turísticas de las sucursales del instituto a nivel nacional a precios justos y razonables, acciones establecidas por el Ejecutivo Nacional en las Líneas Generales del Plan de la Patria Socialista de Desarrollo Económico y Social 2013-2019 y que de esta forma promueven el buen vivir del pueblo militar, sus familiares, afiliados y al pueblo venezolano en general.

Por esta razón, el proyecto priorizado de esta Institución respalda el "Servicio de hospedaje, infraestructura, recreacional, turístico, cultural y deportivo en los círculos militares de la Fuerza Armada Nacional Bolivariana (Fanb) a nivel nacional", seleccionado como vértice en términos del Plan Operativo Anual (Poan) para el año 2016, el cual es de importancia para la consecución de la suprema felicidad social, dado que este proyecto apoya el desarrollo de los planes sociales establecidos por el Ejecutivo Nacional.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.480.691.127**
INGRESOS CORRIENTES ORDINARIOS	1.480.691.127
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	447.549.216
Venta de otros bienes y servicios	447.549.216
INGRESOS DE LA PROPIEDAD	31.632.146
Intereses	4.520
Intereses internos	4.520
Intereses por depósitos	4.520
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	31.627.626
Alquileres	31.627.626
TRANSFERENCIAS CORRIENTES	43.376.199
Transferencias corrientes del sector público	43.376.199
Transferencias corrientes internas recibidas del sector público	43.376.199
De la República	43.376.199
OTROS INGRESOS	958.133.566
Otros ingresos ordinarios	958.133.566
INGRESOS DE CAPITAL	**11.266.185**
RECURSOS PROPIOS DE CAPITAL	11.266.185
Incremento de la depreciación y amortización acumuladas	11.266.185
FUENTES FINANCIERAS	**23.250.254**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	23.250.254
Disminución de otros activos financieros	23.250.254
Disminución de cuentas por cobrar a corto plazo	23.250.254
Disminución de cuentas comerciales por cobrar a corto plazo	23.250.254
TOTAL RECURSOS	**1.515.207.566**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.137.328.132**
GASTOS DE CONSUMO	887.841.628
Remuneraciones	419.349.470
Sueldos, salarios y otras retribuciones	179.447.948
Beneficios y complementos de sueldos y salarios	84.245.261
Aportes patronales	21.177.013
Prestaciones sociales y otras indemnizaciones	46.815.943
Asistencia socioeconómica	87.663.305
Compra de bienes y servicios	377.592.720
Bienes de consumo	207.998.341
Servicios no personales	169.594.379
Impuestos indirectos	79.633.254
Depreciación y amortización	11.266.184
GASTOS DE LA PROPIEDAD	648.000
Derechos sobre bienes intangibles	648.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	71.634.622
Al sector privado	35.632.789
Transferencias corrientes al sector privado	35.632.789
Directas a personas	35.632.789
Pensiones y otros beneficios asociados	17.404.227
Jubilaciones y otros beneficios asociados	18.228.562
Al sector público	36.001.833
Transferencias corrientes al sector público	36.001.833
A los entes descentralizados sin fines empresariales para sus gastos	36.001.833
OTROS GASTOS CORRIENTES	177.203.882
Otros gastos corrientes	177.203.882
Bienes y servicios para la venta	177.203.882

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS DE CAPITAL	**108.165.854**
INVERSIÓN REAL DIRECTA	108.165.854
Formación bruta de capital fijo	107.172.913
Maquinaria, equipos y otros bienes muebles	78.163.639
Construcciones de bienes de dominio privado	29.009.274
Bienes intangibles	992.941
APLICACIONES FINANCIERAS	**269.713.580**
INVERSIÓN FINANCIERA	173.123.780
Incremento de otros activos financieros	173.123.780
Incremento de disponibilidades	173.123.780
Incremento de bancos	173.123.780
DISMINUCIÓN DE PASIVOS	96.589.800
Disminución de cuentas y efectos por pagar	96.589.800
Disminución de cuentas y efectos por pagar a corto plazo	96.589.800
Disminución de sueldos, salarios y otras remuneraciones por pagar	96.589.800
TOTAL EGRESOS	**1.515.207.566**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129008	Servicio de hospedaje, infraestructura recreacional, turístico, cultural y deportivo en los círculos militares de la Fuerza Armada Nacional Bolivariana (Fanb) a nivel nacional.	Servicio	130.000			1.210.349.859		40.000.000			23.250.254	1.273.600.113
TOTAL						1.210.349.859		40.000.000			23.250.254	1.273.600.113

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	94.584.768		3.376.199				97.960.967
02	Gestión Administrativa	124.869.800						124.869.800
03	Previsión y Protección Social	18.776.686						18.776.686
TOTAL		238.231.254		3.376.199				241.607.453

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**446**	**471**		**917**	**93.453.288**	**6.629.968**	**100.083.256**
Profesional y Técnico	94	20		114	12.511.844	1.397.900	13.909.744
Personal Administrativo	51	16		67	6.362.543	823.568	7.186.111
Obrero	301	435		736	74.578.901	4.408.500	78.987.401
Personal Fijo a Tiempo Parcial	**55**	**64**		**119**	**1.506.502**	**2.031.980**	**3.538.482**
Profesional y Técnico	5	2		7		1.045.018	1.045.018
Personal Administrativo	5	2		7	300.558	986.962	1.287.520
Obrero	45	60		105	1.205.944		1.205.944
Personal Contratado	**35**	**27**		**62**	**9.009.785**		**9.009.785**
Personal Administrativo	15	2		17	1.920.107		1.920.107
Obrero	20	25		45	7.089.678		7.089.678
TOTAL	**536**	**562**		**1.098**	**103.969.575**	**8.661.948**	**112.631.523**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**154**	**77**	**231**	**18.228.562**
Obreros	154	77	231	18.228.562
Pensionados	**141**	**44**	**185**	**17.404.227**
Empleados	64	33	97	6.986.887
Obreros	77	11	88	10.417.340
TOTAL	**295**	**121**	**416**	**35.632.789**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	419.349.470
4.02	Materiales, suministros y mercancías	385.202.223
4.03	Servicios no personales	249.875.633
4.04	Activos reales	108.165.854
4.05	Activos financieros	173.123.780
4.07	Transferencias y donaciones	71.634.622
4.08	Otros gastos	11.266.184
4.11	Disminución de pasivos	96.589.800
	TOTAL	1.515.207.566

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.480.691.127**
INGRESOS CORRIENTES ORDINARIOS	1.480.691.127
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	447.549.216
Venta de otros bienes y servicios	447.549.216
INGRESOS DE LA PROPIEDAD	31.632.146
Intereses	4.520
Intereses internos	4.520
Intereses por depósitos	4.520
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	31.627.626
Alquileres	31.627.626
TRANSFERENCIAS CORRIENTES	43.376.199
Transferencias corrientes del sector público	43.376.199
Transferencias corrientes internas recibidas del sector público	43.376.199
De la República	43.376.199
Del Ministerio del Poder Popular para La Defensa	43.376.199
Ingresos Ordinarios	43.376.199
OTROS INGRESOS	958.133.566
Otros ingresos ordinarios	958.133.566
1.2 GASTOS CORRIENTES	**1.137.328.132**
GASTOS DE CONSUMO	887.841.628
Remuneraciones	419.349.470
Sueldos, salarios y otras retribuciones	179.447.948
Beneficios y complementos de sueldos y salarios	84.245.261
Aportes patronales	21.177.013
Prestaciones sociales y otras indemnizaciones	46.815.943
Asistencia socioeconómica	87.663.305

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Compra de bienes y servicios	377.592.720
Bienes de consumo	207.998.341
Servicios no personales	169.594.379
Impuestos indirectos	79.633.254
Depreciación y amortización	11.266.184
GASTOS DE LA PROPIEDAD	**648.000**
Derechos sobre bienes intangibles	648.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	71.634.622
Al sector privado	35.632.789
Transferencias corrientes al sector privado	35.632.789
Directas a personas	35.632.789
Pensiones y otros beneficios asociados	17.404.227
Jubilaciones y otros beneficios asociados	18.228.562
Al sector público	36.001.833
Transferencias corrientes al sector público	36.001.833
A los entes descentralizados sin fines empresariales para sus gastos	36.001.833
OTROS GASTOS CORRIENTES	177.203.882
Otros gastos corrientes	177.203.882
Bienes y servicios para la venta	177.203.882
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**343.362.995**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**354.629.180**
RECURSOS PROPIOS DE CAPITAL	354.629.180
Ahorro en cuenta corriente	343.362.995
Incremento de la depreciación y amortización acumuladas	11.266.185
2.2 GASTOS DE CAPITAL	**108.165.854**
INVERSIÓN REAL DIRECTA	108.165.854
Formación bruta de capital fijo	107.172.913
Maquinaria, equipos y otros bienes muebles	78.163.639
Construcciones de bienes de dominio privado	29.009.274
Bienes intangibles	992.941
2.3 RESULTADO FINANCIERO : SUPERAVIT	**246.463.326**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**269.713.580**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	23.250.254
Disminución de otros activos financieros	23.250.254
Disminución de cuentas por cobrar a corto plazo	23.250.254
Disminución de cuentas comerciales por cobrar a corto plazo	23.250.254
SUPERÁVIT FINANCIERO	246.463.326
3.2 APLICACIONES FINANCIERAS	**269.713.580**
INVERSIÓN FINANCIERA	173.123.780
Incremento de otros activos financieros	173.123.780
Incremento de disponibilidades	173.123.780
Incremento de bancos	173.123.780
DISMINUCIÓN DE PASIVOS	96.589.800
Disminución de cuentas y efectos por pagar	96.589.800
Disminución de cuentas y efectos por pagar a corto plazo	96.589.800
Disminución de sueldos, salarios y otras remuneraciones por pagar	96.589.800

A0044

Instituto de Oficiales de las Fuerzas Armadas en Situación de Retiro (IORFAN)

INSTITUTO DE OFICIALES DE LAS FUERZAS ARMADAS EN SITUACIÓN DE RETIRO (IORFAN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Para el ejercicio económico referente al tema presupuestario del año 2016, el Instituto de Oficiales de la Fuerza Armadas en Situación de Retiro (Iorfan), su objetivo principal será la atención del Bienestar Social de sus afiliados entre ellos, todos los funcionarios que se encuentren o pasen a situación de retiro o cese de sus funciones, como objetivos específicos está estimular y fortalecer los lazos de fraternidad que deben existir entre los miembros de la institución armada mediante todos los organismos del sector militar.

De igual manera, coordina y coopera para que la población afiliada de oficiales en Situación de Retiro, cónyuges y familiares previstos de conformidad con lo que establece la Ley de Seguridad Social de las Fuerzas Armadas Nacionales, gocen de una buena gestión que satisfaga las necesidades de asistencia inmediata dentro del área de Bienestar y Seguridad Social, abarcando todos los medios de carácter económico, social y cultural en acción conjunta con las políticas, planes y proyectos.

Para el Ejercicio Económico Financiero 2016, se estima atender la cantidad de 4.350 casos de asistencia en el área de bienestar social y cultural de la población de Oficiales de la Fuerza Armada Nacional Bolivariana en situación de retiro, distribuidos en todo el territorio nacional.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**41.367.000**
INGRESOS CORRIENTES ORDINARIOS	41.367.000
INGRESOS NO TRIBUTARIOS	5.412.000
Ingresos por aportes y contribuciones a la seguridad social	5.412.000
INGRESOS DE LA PROPIEDAD	105.000
Intereses	105.000
Intereses internos	105.000
Intereses por préstamos	96.000
Intereses por depósitos	9.000
TRANSFERENCIAS CORRIENTES	35.500.000
Transferencias corrientes del sector público	35.500.000
Transferencias corrientes internas recibidas del sector público	35.500.000
De la República	35.500.000
OTROS INGRESOS	350.000
Otros ingresos ordinarios	350.000
INGRESOS DE CAPITAL	**100.596**
RECURSOS PROPIOS DE CAPITAL	100.596
Incremento de la depreciación y amortización acumuladas	100.596
FUENTES FINANCIERAS	**80.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	80.000
Disminución de otros activos financieros	80.000
Disminución de disponibilidades	80.000
Disminución de bancos	80.000
TOTAL RECURSOS	**41.547.596**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**40.767.596**
GASTOS DE CONSUMO	35.267.554
Remuneraciones	30.858.495
Sueldos, salarios y otras retribuciones	13.300.147
Beneficios y complementos de sueldos y salarios	7.172.186
Aportes patronales	1.172.966
Prestaciones sociales y otras indemnizaciones	4.442.820
Asistencia socioeconómica	4.770.376
Compra de bienes y servicios	4.161.473
Bienes de consumo	1.330.000
Servicios no personales	2.831.473
Impuestos indirectos	146.990
Depreciación y amortización	100.596
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.500.042
Al sector privado	5.500.042
Transferencias corrientes al sector privado	5.400.042
Directas a personas	4.280.042
Pensiones y otros beneficios asociados	1.510.603
Jubilaciones y otros beneficios asociados	2.769.439
Otras transferencias corrientes internas al sector privado	1.120.000
Donaciones corrientes al sector privado	100.000
Donaciones a personas	100.000
GASTOS DE CAPITAL	**700.000**
INVERSIÓN REAL DIRECTA	700.000
Formación bruta de capital fijo	700.000
Maquinaria, equipos y otros bienes muebles	700.000
APLICACIONES FINANCIERAS	**80.000**
INVERSIÓN FINANCIERA	80.000
Incremento de otros activos financieros	80.000
Incremento de otros activos financieros	80.000
TOTAL EGRESOS	**41.547.596**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	Presupuesto 2016
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128983	Proporcionar al personal de afiliados, familiar con derecho y trabajadores del instituto asistencia en el área de bienestar social	Caso	4.350			3.284.000						3.284.000
TOTAL						3.284.000						3.284.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						
		Ingresos					Fuentes Financieras	Presupuesto 2016
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			31.219.958				31.219.958
02	Gestión Administrativa	2.683.596					80.000	2.763.596
03	Previsión y Protección Social			4.280.042				4.280.042
TOTAL		2.683.596		35.500.000			80.000	38.263.596

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**32**	**37**	**7**	**76**	**6.235.286**	**946.775**	**7.182.061**
Directivo	1	25	3	29	2.331.756		2.331.756
Profesional y Técnico	13		2	15	1.546.116	390.175	1.936.291
Personal Administrativo	11		2	13	893.988	218.821	1.112.809
Obrero	7	12		19	1.463.426	337.779	1.801.205
TOTAL	32	37	7	76	6.235.286	946.775	7.182.061

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**7**	**4**	**11**	**2.769.439**
Empleados	5	3	8	2.517.672
Obreros	2	1	3	251.767
Pensionados	**3**	**3**	**6**	**1.510.603**
Empleados	1		1	251.767
Obreros	2	3	5	1.258.836
TOTAL	10	7	17	4.280.042

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	30.858.495
4.02	Materiales, suministros y mercancías	1.330.000
4.03	Servicios no personales	2.978.463
4.04	Activos reales	700.000
4.05	Activos financieros	80.000
4.07	Transferencias y donaciones	5.500.042
4.08	Otros gastos	100.596
	TOTAL	**41.547.596**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**41.367.000**
INGRESOS CORRIENTES ORDINARIOS	41.367.000
INGRESOS NO TRIBUTARIOS	5.412.000
Ingresos por aportes y contribuciones a la seguridad social	5.412.000
INGRESOS DE LA PROPIEDAD	105.000
Intereses	105.000
Intereses internos	105.000
Intereses por préstamos	96.000
Intereses por depósitos	9.000
TRANSFERENCIAS CORRIENTES	35.500.000
Transferencias corrientes del sector público	35.500.000
Transferencias corrientes internas recibidas del sector público	35.500.000
De la República	35.500.000
Ministerio del Poder Popular para la Defensa	35.500.000
Ingresos Ordinarios	35.500.000
OTROS INGRESOS	350.000
Otros ingresos ordinarios	350.000
1.2 GASTOS CORRIENTES	**40.767.596**
GASTOS DE CONSUMO	35.267.554
Remuneraciones	30.858.495
Sueldos, salarios y otras retribuciones	13.300.147
Beneficios y complementos de sueldos y salarios	7.172.186
Aportes patronales	1.172.966
Prestaciones sociales y otras indemnizaciones	4.442.820
Asistencia socioeconómica	4.770.376
Compra de bienes y servicios	4.161.473
Bienes de consumo	1.330.000
Servicios no personales	2.831.473
Impuestos indirectos	146.990
Depreciación y amortización	100.596

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.500.042
Al sector privado	5.500.042
Transferencias corrientes al sector privado	5.400.042
Directas a personas	4.280.042
Pensiones y otros beneficios asociados	1.510.603
Jubilaciones y otros beneficios asociados	2.769.439
Otras transferencias corrientes internas al sector privado	1.120.000
Donaciones corrientes al sector privado	100.000
Donaciones a personas	100.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**599.404**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**700.000**
RECURSOS PROPIOS DE CAPITAL	700.000
Ahorro en cuenta corriente	599.404
Incremento de la depreciación y amortización acumuladas	100.596
2.2 GASTOS DE CAPITAL	**700.000**
INVERSIÓN REAL DIRECTA	700.000
Formación bruta de capital fijo	700.000
Maquinaria, equipos y otros bienes muebles	700.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**80.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	80.000
Disminución de otros activos financieros	80.000
Disminución de disponibilidades	80.000
Disminución de bancos	80.000
3.2 APLICACIONES FINANCIERAS	**80.000**
INVERSIÓN FINANCIERA	80.000
Incremento de otros activos financieros	80.000
Incremento de otros activos financieros	80.000

A0050

Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)

INSTITUTO DE PREVISIÓN SOCIAL DE LAS FUERZAS ARMADAS NACIONALES (IPSFA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto de Previsión Social de las Fuerzas Armadas Nacionales (Ipsfa), como ente encargado de prestar y garantizar el bienestar social de los afiliados y familiares inmediatos, fundamenta su política presupuestaria y financiera en los términos establecidos en la Ley Orgánica de Seguridad Social de la Fuerza Armada.

Se estima para el ejercicio económico financiero 2016, continuar con lo establecido en la Gran Misión "Negro Primero", como política de Estado para desarrollar los planes y programas que se concentran en dar respuesta, a las necesidades sociales del personal militar de reserva activa y civil de la Fuerza Armada Nacional Bolivariana.

En este sentido, la formulación de los diversos proyectos, se destina a promover la satisfacción equitativa de las necesidades sociales, y a la distribución de los beneficios que ofrece este Ente rector para contribuir con el incremento de los niveles de bienestar socioeconómico de cada afiliado.

Por esta razón, los proyectos designados a la administración de los recursos financieros de los fondos de pensiones, prestaciones sociales a cargo del Estado, salud, y gestión del sistema de seguridad social, fueron seleccionados como vértices en términos del Plan Operativo Anual (Poan) para el año 2016, los cuales son considerados de vanguardia e importancia para la consecución de la suprema felicidad social, dado que estos proyectos apoyan el desarrollo de los planes sociales establecidos por el Ejecutivo Nacional, los cuales promueven el buen vivir del pueblo militar y sus familiares. De igual forma, el Instituto, desarrolla proyectos destinados a la prestación de bienes, servicios, carteras crediticias ofrecidos en las diferentes sucursales Ipsfa, a todo el personal militar y afiliado.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**24.800.556.994**
INGRESOS CORRIENTES ORDINARIOS	24.800.556.994
INGRESOS NO TRIBUTARIOS	2.664.924.888
Ingresos por aportes y contribuciones a la seguridad social	2.664.924.888
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.920.005.311
Venta de otros bienes y servicios	1.920.005.311
INGRESOS DE LA PROPIEDAD	2.045.010.784
Intereses	436.709.648
Intereses internos	436.709.648
Intereses por préstamos	281.414.453
Intereses por títulos-valores	11.386
Intereses por depósitos	155.283.809
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	1.608.301.136
Alquileres	1.608.301.136
TRANSFERENCIAS CORRIENTES	17.716.432.662
Transferencias corrientes del sector público	17.716.432.662
Transferencias corrientes internas recibidas del sector público	17.716.432.662
De la República	17.716.432.662
OTROS INGRESOS	454.183.349
Otros ingresos ordinarios	454.183.349
INGRESOS DE CAPITAL	**526.537.283**
RECURSOS PROPIOS DE CAPITAL	34.415.000
Incremento de la depreciación y amortización acumuladas	34.415.000
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	492.122.283
Recuperación de préstamos de corto plazo de la República y entes descentralizados sin fines empresariales	15.827.418
Al sector privado	15.827.418
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	476.294.865
Al sector privado	476.294.865

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
FUENTES FINANCIERAS	**1.426.045.889**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.385.534.559
Disminución de otros activos financieros	1.385.534.559
Disminución de disponibilidades	1.385.534.559
Disminución de bancos	1.385.534.559
INCREMENTO DE PASIVOS	40.511.330
Incremento de otros pasivos	40.511.330
Incremento de fondos de terceros	40.511.330
Incremento de otros fondos de terceros	40.511.330
TOTAL RECURSOS	**26.753.140.166**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**23.294.067.751**
GASTOS DE CONSUMO	9.860.491.094
Remuneraciones	1.820.293.272
Sueldos, salarios y otras retribuciones	770.294.632
Beneficios y complementos de sueldos y salarios	257.147.230
Aportes patronales	52.981.356
Prestaciones sociales y otras indemnizaciones	114.148.260
Asistencia socioeconómica	214.121.794
Otros gastos de personal	411.600.000
Compra de bienes y servicios	7.561.586.192
Bienes de consumo	2.192.145.325
Servicios no personales	5.369.440.867
Impuestos indirectos	423.719.935
Depreciación y amortización	34.415.000
Provisiones y otros gastos	20.476.695
Cuentas incobrables	20.476.695
GASTOS DE LA PROPIEDAD	493.000
Derechos sobre bienes intangibles	493.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	12.390.046.217
Al sector privado	11.941.591.544
Transferencias corrientes al sector privado	11.631.408.361
Directas a personas	10.306.731.836
Pensiones y otros beneficios asociados	10.183.493.112
Jubilaciones y otros beneficios asociados	123.238.724
Otras transferencias corrientes internas al sector privado	1.324.676.525
Donaciones corrientes al sector privado	310.183.183
Donaciones a personas	310.183.183
Al sector público	448.454.673
Transferencias corrientes al sector público	448.454.673
A los entes descentralizados sin fines empresariales para sus gastos	448.454.673
OTROS GASTOS CORRIENTES	1.043.037.440
Otros gastos corrientes	1.043.037.440
Bienes y servicios para la venta	921.614.530
Otras pérdidas	121.422.910

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS DE CAPITAL	**2.484.349.257**
INVERSIÓN REAL DIRECTA	1.605.731.570
Formación bruta de capital fijo	1.540.065.482
Maquinaria, equipos y otros bienes muebles	423.619.532
Construcciones de bienes de dominio privado	1.165.753.918
Bienes intangibles	16.358.120
INVERSIÓN FINANCIERA	878.617.687
Concesión de préstamos a corto plazo	15.474.474
Al sector privado	15.474.474
Concesión de préstamos a largo plazo	863.143.213
Al sector privado	863.143.213
APLICACIONES FINANCIERAS	**974.723.158**
INVERSIÓN FINANCIERA	779.221.388
Incremento de otros activos financieros	779.221.388
Incremento de disponibilidades	643.609.062
Incremento de inversiones temporales	643.609.062
Incremento de cuentas por cobrar a corto plazo	676.970
Incremento de cuentas comerciales por cobrar a corto plazo	676.970
Incremento de fondos en avance, anticipos, fideicomiso y activos diferidos	134.935.356
Incremento de activos diferidos a corto plazo	134.935.356
DISMINUCIÓN DE PASIVOS	195.501.770
Disminución de cuentas y efectos por pagar	195.501.770
Disminución de otras cuentas y efectos por pagar	195.501.770
Disminución de otras cuentas por pagar a corto plazo	195.501.770
TOTAL EGRESOS	**26.753.140.166**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género: Fem.	Meta: Género: Masc.	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
128951	Fondo de pensiones del personal militar de la Fuerza Armada Nacional Bolivariana (Fanb)	Pensión	450.760			842.717.582		10.136.385.972			116.486.912	11.095.590.466
128969	Fondo de prestaciones sociales del personal militar y familiares con derechos de la Fuerza Armada Nacional Bolivariana (Fanb)	Caso	9.808			4.200.000		677.891.922			50.638.664	732.730.586
128989	Fondo de cuidado integral de la salud del personal militar de la Fuerza Armada Nacional Bolivariana (Fanb) y familiares con derecho	Persona	637.715			1.811.379.872		5.054.459.477				6.865.839.349
128991	Creación, sostenimiento y el fortalecimiento de la autogestión financiera del Instituto de Previsión Social de las Fuerzas Armadas Nacionales (Ipsfa)	Actividad	29.012			2.364.585.419					13.115	2.364.598.534
129024	Gestión integral del sistema de seguridad social de la Fuerza Armada Nacional Bolivariana (Fanb)	Persona	1.098.283			420.093.792		49.969.718				470.063.510
129031	Ampliación de la cobertura crediticia para el mejoramiento de la calidad de vida del personal militar	Caso	14.717			337.978.119					796.829.281	1.134.807.400
	TOTAL					**5.780.954.784**		**15.918.707.089**			**963.967.972**	**22.663.629.845**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	56.828.176		1.317.613.345				1.374.441.521
02	Gestión Administrativa	1.273.522.736		317.000.000			954.200.200	2.544.722.936
03	Previsión y Protección Social	7.233.636		163.112.228				170.345.864
	TOTAL	1.337.584.548		1.797.725.573			954.200.200	4.089.510.321

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**585**	**329**	**389**	**1.303**	**123.890.038**	**30.688.437**	**154.578.475**
Profesional y Técnico	239	46	139	424	39.932.844	9.633.302	49.566.146
Personal Administrativo	229	51	163	443	43.260.580	10.436.077	53.696.657
Personal Médico	2	2	2	6	416.808		416.808
Obrero	115	230	85	430	40.279.806	10.619.058	50.898.864
Personal Contratado	**164**	**133**		**297**	**28.172.517**		**28.172.517**
Profesional y Técnico	66	19		85	7.778.368		7.778.368
Personal Administrativo	75	20		95	8.771.352		8.771.352
Obrero	23	94		117	11.622.797		11.622.797
TOTAL	**749**	**462**	**389**	**1.600**	**152.062.555**	**30.688.437**	**182.750.992**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**270**	**126**	**396**	**123.238.724**
Empleados	211	64	275	86.267.106
Obreros	59	62	121	36.971.618
Pensionados	**11.793**	**44.638**	**56.431**	**10.183.493.112**
Empleados	76	21	97	24.883.282
Militares	11.677	44.599	56.276	10.146.208.498
Obreros	40	18	58	12.401.332
TOTAL	**12.063**	**44.764**	**56.827**	**10.306.731.836**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	1.820.293.272
4.02	Materiales, suministros y mercancías	3.113.759.855
4.03	Servicios no personales	5.793.653.802
4.04	Activos reales	1.605.731.570
4.05	Activos financieros	1.657.839.075
4.07	Transferencias y donaciones	12.390.046.217
4.08	Otros gastos	176.314.605
4.11	Disminución de pasivos	195.501.770
	TOTAL	26.753.140.166

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**24.800.556.994**
INGRESOS CORRIENTES ORDINARIOS	24.800.556.994
INGRESOS NO TRIBUTARIOS	2.664.924.888
Ingresos por aportes y contribuciones a la seguridad social	2.664.924.888
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.920.005.311
Venta de otros bienes y servicios	1.920.005.311
INGRESOS DE LA PROPIEDAD	2.045.010.784
Intereses	436.709.648
Intereses internos	436.709.648
Intereses por préstamos	281.414.453
Intereses por títulos-valores	11.386
Intereses por depósitos	155.283.809
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	1.608.301.136
Alquileres	1.608.301.136
TRANSFERENCIAS CORRIENTES	17.716.432.662
Transferencias corrientes del sector público	17.716.432.662
Transferencias corrientes internas recibidas del sector público	17.716.432.662
De la República	17.716.432.662
Ministerio del Poder Popular para la Defensa	17.716.432.662
- Ingresos Ordinarios	17.716.432.662
OTROS INGRESOS	454.183.349
Otros ingresos ordinarios	454.183.349
1.2 GASTOS CORRIENTES	23.244.759.783
GASTOS DE CONSUMO	9.811.183.126
Remuneraciones	1.820.293.272
Sueldos, salarios y otras retribuciones	770.294.632
Beneficios y complementos de sueldos y salarios	257.147.230
Aportes patronales	52.981.356
Prestaciones sociales y otras indemnizaciones	114.148.260
Asistencia socioeconómica	214.121.794
Otros gastos de personal	411.600.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Compra de bienes y servicios	7.561.586.192
Bienes de consumo	2.192.145.325
Servicios no personales	5.369.440.867
Impuestos indirectos	423.719.935
Depreciación y amortización	34.415.000
Provisiones y otros gastos	20.476.695
Cuentas incobrables	20.476.695
Variación de existencias	(49.307.968)
De productos terminados y existencias	(49.307.968)
De existencias	(49.307.968)
GASTOS DE LA PROPIEDAD	493.000
Derechos sobre bienes intangibles	493.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	12.390.046.217
Al sector privado	11.941.591.544
Transferencias corrientes al sector privado	11.631.408.361
Directas a personas	10.306.731.836
Pensiones y otros beneficios asociados	10.183.493.112
Jubilaciones y otros beneficios asociados	123.238.724
Otras transferencias corrientes internas al sector privado	1.324.676.525
Donaciones corrientes al sector privado	310.183.183
Donaciones a personas	310.183.183
Al sector público	448.454.673
Transferencias corrientes al sector público	448.454.673
A los entes descentralizados sin fines empresariales para sus gastos	448.454.673
OTROS GASTOS CORRIENTES	1.043.037.440
Otros gastos corrientes	1.043.037.440
Bienes y servicios para la venta	921.614.530
Otras pérdidas	121.422.910
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**1.555.797.211**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.082.334.494**
RECURSOS PROPIOS DE CAPITAL	1.590.212.211
Ahorro en cuenta corriente	1.555.797.211
Incremento de la depreciación y amortización acumuladas	34.415.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	492.122.283
Recuperación de préstamos de corto plazo de la República y entes descentralizados sin fines empresariales	15.827.418
Al sector privado	15.827.418
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	476.294.865
Al sector privado	476.294.865
2.2 GASTOS DE CAPITAL	**2.533.657.225**
INVERSIÓN REAL DIRECTA	1.655.039.538
Formación bruta de capital fijo	1.589.373.450
Maquinaria, equipos y otros bienes muebles	423.619.532
Construcciones de bienes de dominio privado	1.165.753.918
Incremento de existencias	49.307.968
De productos terminados y existencias	49.307.968
De existencias	49.307.968
Bienes intangibles	16.358.120
INVERSIÓN FINANCIERA	878.617.687
Concesión de préstamos a corto plazo	15.474.474
Al sector privado	15.474.474
Concesión de préstamos a largo plazo	863.143.213
Al sector privado	863.143.213
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(451.322.731)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**1.426.045.889**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.385.534.559
Disminución de otros activos financieros	1.385.534.559
Disminución de disponibilidades	1.385.534.559
Disminución de bancos	1.385.534.559
INCREMENTO DE PASIVOS	40.511.330
Incremento de otros pasivos	40.511.330
Incremento de fondos de terceros	40.511.330
Incremento de otros fondos de terceros	40.511.330
3.2 APLICACIONES FINANCIERAS	**1.426.045.889**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
INVERSIÓN FINANCIERA	779.221.388
Incremento de otros activos financieros	779.221.388
Incremento de disponibilidades	643.609.062
Incremento de inversiones temporales	643.609.062
Incremento de cuentas por cobrar a corto plazo	676.970
Incremento de cuentas comerciales por cobrar a corto plazo	676.970
Incremento de fondos en avance, anticipos, fideicomiso y activos diferidos	134.935.356
Incremento de activos diferidos a corto plazo	134.935.356
DISMINUCIÓN DE PASIVOS	195.501.770
Disminución de cuentas y efectos por pagar	195.501.770
Disminución de otras cuentas y efectos por pagar	195.501.770
Disminución de otras cuentas por pagar a corto plazo	195.501.770
DÉFICIT FINANCIERO	451.322.731

A0065

Oficina Coordinadora de la Prestación de los Servicios Educativos del Ministerio de la Defensa (OCPSE)

OFICINA COORDINADORA DE LA PRESTACIÓN DE LOS SERVICIOS EDUCATIVOS DEL MINISTERIO DE LA DEFENSA (OCPSE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Ministerio del Poder Popular para la Defensa (Mppd), por tener bajo su dependencia a más de mil (1000) trabajadores, está en la obligación de tener Centros Educacionales y Centros de Educación Inicial con sala de lactancia según lo establecido en la Ley Orgánica del Trabajo, los Trabajadores y las Trabajadoras. En estas Instituciones el servicio debe ser gratuito según lo establecido en la Ley Orgánica de Educación. El sistema educativo venezolano en pro de garantizar una educación de calidad, contempla los Programas de Alimentación Escolar (PAE), a través del cual se suministra los insumos para garantizar la seguridad alimentaria de los niños, niñas y adolescentes en los centros educativos. No obstante, el PAE no incluye Maternales ni Centros de Atención Especial.

En este contexto, el Ministerio del Poder Popular para la Defensa, tiene bajo su responsabilidad centros educativos que no cuentan con recursos propios ni aportes institucionales para sufragar los gastos por este concepto; donde se comparte responsabilidad institucional con el Ministerio del Poder Popular para la Educación, correspondiéndose al Mppd sufragar los costos de mantenimiento y alimentación. Así mismo, el Viceministerio de Educación para la Defensa bajo sus políticas educativas contempla la cooperación en los institutos de educación básica, media y diversificada a los fines de garantizar una educación de calidad, en donde la Ocpse jugará un papel importante en el apoyo a estos centros educativos.

Tomando en consideración lo antes expuesto, la Oficina tiene como objetivos dar cumplimiento a la ley en materia educativa y laboral, además de garantizar la seguridad alimentaria de los niños y niñas en los referidos centros.

Por esta razón, el proyecto priorizado de este servicio desconcentrado respalda el "Apoyo logístico a los centros educativos en los niveles inicial, básico y medio adscritos al Ministerio del Poder Popular para la Defensa", seleccionado como vértice en términos del Plan Operativo Anual (Poan) para el año 2016, el cual es de importancia para la consecución de la suprema felicidad social, dado que este proyecto apoya el desarrollo de los planes sociales establecidos por el Ejecutivo Nacional

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**6.306.285**
INGRESOS CORRIENTES ORDINARIOS	6.306.285
TRANSFERENCIAS CORRIENTES	6.306.285
Transferencias corrientes del sector público	6.306.285
Transferencias corrientes internas recibidas del sector público	6.306.285
De la República	6.306.285
TOTAL RECURSOS	**6.306.285**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**6.306.285**
GASTOS DE CONSUMO	3.066.330
Compra de bienes y servicios	2.519.474
Bienes de consumo	1.317.187
Servicios no personales	1.202.287
Impuestos indirectos	546.856
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.239.955
Al sector público	3.239.955
Donaciones corrientes al sector público	3.239.955
A la República	3.239.955
TOTAL EGRESOS	**6.306.285**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Ingresos Propios	De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
129023	Apoyo logístico a los centros educativos en los niveles inicial, básico y medio adscritos al Ministerio del Poder Popular para la Defensa	acción	20					3.935.035				3.935.035
	TOTAL							**3.935.035**				**3.935.035**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
02	Gestión Administrativa			2.371.250				2.371.250
	TOTAL			**2.371.250**				**2.371.250**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.02	Materiales, suministros y mercancías	1.317.187
4.03	Servicios no personales	1.749.143
4.07	Transferencias y donaciones	3.239.955
	TOTAL	6.306.285

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**6.306.285**
INGRESOS CORRIENTES ORDINARIOS	6.306.285
TRANSFERENCIAS CORRIENTES	6.306.285
Transferencias corrientes del sector público	6.306.285
Transferencias corrientes internas recibidas del sector público	6.306.285
De la República	6.306.285
Ministerio del Poder Popular para la Defensa	6.306.285
- Ingresos Ordinarios	6.306.285
1.2 GASTOS CORRIENTES	**6.306.285**
GASTOS DE CONSUMO	3.066.330
Compra de bienes y servicios	2.519.474
Bienes de consumo	1.317.187
Servicios no personales	1.202.287
Impuestos indirectos	546.856
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.239.955
Al sector público	3.239.955
Donaciones corrientes al sector público	3.239.955
A la República	3.239.955
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : EQUILIBRIO	

A0066

Servicio Autónomo de Salud de la Fuerza Armada Nacional (SASFAN)

SERVICIO AUTÓNOMO DE SALUD DE LA FUERZA ARMADA NACIONAL (SASFAN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Servicio Autónomo de Salud de la Fuerza Armada Nacional (Sasfan), será financiado exclusivamente con los fondos generados por los hospitales militares y dependencias sanitarias adscritas a la Dirección General de Salud de la Fuerza Armada Nacional Bolivariana, obtenidos por el canon de arrendamiento de los locales comerciales, exámenes físicos y psiquiátricos, tramitación del porte de armas u otros servicios médicos que funcionen dentro de las instalaciones de los centros médicos hospitalarios.

De igual forma, con los recursos provenientes del Instituto de Previsión Social de las Fuerzas Armadas Nacionales (Ipsfa), por concepto del Cuidado Integral de Salud (6,5%), que serán dirigidos a la adquisición de productos farmacéuticos, materiales médicos quirúrgicos y adquisición y reparaciones de equipos médicos quirúrgicos, en beneficio de la Red de Salud Militar.

El Sasfan garantizará que los ingresos generados, sean reintegrados equitativamente a los centros adscritos dependientes de la Dirección General de Salud de la Fuerza Armada Nacional Bolivariana, con acciones tendentes a mejorar la prestación de los servicios y asistencia médica a través de su presupuesto, en pro del sector salud del Ministerio del Poder Popular para la Defensa.

Los gastos realizados por el servicio desconcentrado, se efectuarán de acuerdo a las necesidades prioritarias que planteen los hospitales y dependencias adscritas, relacionadas con el apoyo de materiales y equipos médicos quirúrgicos requeridos para el adecuado funcionamiento de la red de salud de la Fuerza Armada Nacional Bolivariana, cancelar en centros médicos privados, exámenes de laboratorio, rayos X, estudios especiales a pacientes hospitalizados (personal militar, afiliado y civil). Así mismo, contribuirá con aquellos pacientes que requieran material médico quirúrgico, prótesis, material ortopédico, así como exámenes especializados. Paralelamente apoya el mejoramiento de la capacidad de las instalaciones de infraestructura hospitalaria militar.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**298.465.910**
INGRESOS CORRIENTES ORDINARIOS	298.465.910
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	18.600.000
Venta de otros bienes y servicios	18.600.000
INGRESOS DE LA PROPIEDAD	10.039.884
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	10.039.884
Alquileres	10.039.884
TRANSFERENCIAS CORRIENTES	269.826.026
Transferencias corrientes del sector público	269.826.026
Transferencias corrientes internas recibidas del sector público	269.826.026
De las instituciones de protección social	269.826.026
TOTAL RECURSOS	**298.465.910**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**292.715.910**
GASTOS DE CONSUMO	164.378.148
Remuneraciones	208.800
Asistencia socioeconómica	208.800
Compra de bienes y servicios	133.980.612
Bienes de consumo	32.896.088
Servicios no personales	101.084.524
Impuestos indirectos	30.188.736
TRANSFERENCIAS Y DONACIONES CORRIENTES	128.337.762
Al sector público	128.337.762
Donaciones corrientes al sector público	128.337.762
A la República	128.337.762
APLICACIONES FINANCIERAS	**5.750.000**
INVERSIÓN FINANCIERA	5.750.000
Incremento de otros activos financieros	5.750.000
Incremento de disponibilidades	5.750.000
Incremento de bancos	5.750.000
TOTAL EGRESOS	**298.465.910**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta		Género		Recursos						Presupuesto 2016
						Ingresos					Fuentes Financieras	
						Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
		Unidad de Medida	Cantidad	Fem.	Masc.		Proyectos por Endeudamiento	Otras				
128974	Apoyo logístico a la red de salud de la Fuerza Armada Nacional Bolivariana	Apoyo	5.413.568			26.195.892			269.826.026			296.021.918
TOTAL						**26.195.892**			**269.826.026**			**296.021.918**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	208.800						208.800
02	Gestión Administrativa	2.235.192						2.235.192
TOTAL		**2.443.992**						**2.443.992**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	208.800
4.02	Materiales, suministros y mercancías	32.896.088
4.03	Servicios no personales	131.273.260
4.05	Activos financieros	5.750.000
4.07	Transferencias y donaciones	128.337.762
	TOTAL	**298.465.910**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**298.465.910**
INGRESOS CORRIENTES ORDINARIOS	298.465.910
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	18.600.000
Venta de otros bienes y servicios	18.600.000
INGRESOS DE LA PROPIEDAD	10.039.884
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	10.039.884
Alquileres	10.039.884
TRANSFERENCIAS CORRIENTES	269.826.026
Transferencias corrientes del sector público	269.826.026
Transferencias corrientes internas recibidas del sector público	269.826.026
De las instituciones de protección social	269.826.026
1.2 GASTOS CORRIENTES	**292.715.910**
GASTOS DE CONSUMO	164.378.148
Remuneraciones	208.800
Asistencia socioeconómica	208.800
Compra de bienes y servicios	133.980.612
Bienes de consumo	32.896.088
Servicios no personales	101.084.524
Impuestos indirectos	30.188.736
TRANSFERENCIAS Y DONACIONES CORRIENTES	128.337.762
Al sector público	128.337.762
Donaciones corrientes al sector público	128.337.762
A la República	128.337.762
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**5.750.000**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**5.750.000**
RECURSOS PROPIOS DE CAPITAL	5.750.000
Ahorro en cuenta corriente	5.750.000
2.2 GASTOS DE CAPITAL	
2.3 RESULTADO FINANCIERO : SUPERAVIT	**5.750.000**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**5.750.000**
SUPERÁVIT FINANCIERO	5.750.000
3.2 APLICACIONES FINANCIERAS	**5.750.000**
INVERSIÓN FINANCIERA	5.750.000
Incremento de otros activos financieros	5.750.000
Incremento de disponibilidades	5.750.000
Incremento de bancos	5.750.000

A0100

Unidad Naval Coordinadora de los Servicios de Carenado, Reparaciones de Casco, Reparaciones y Mantenimiento de Equipos y Sistemas de los Buques (UCOCAR)

UNIDAD NAVAL COORDINADORA DE LOS SERVICIOS DE CARENADO, REPARACIONES DE CASCO, REPARACIONES Y MANTENIMIENTO DE EQUIPOS Y SISTEMAS DE LOS BUQUES (UCOCAR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Unidad Naval Coordinadora de los Servicios de Carenado, Reparaciones de Casco, Reparaciones y Mantenimiento de Equipos y Sistemas de los Buques (Ucocar), centro de producción naval principal, tiene la capacidad de construir mantener y reparar en seco buques de hasta (1.000) mil toneladas y a flote hasta ocho mil (8.000) toneladas, cuenta con una plantilla de recurso humano conformado por ciento cincuenta y nueve (159) hombres y mujeres capacitados y certificados por empresas nacionales e internacionales, donde se pone de manifiesto la calidad en todas las actividades de los procesos de Ucocar.

Cumpliendo con las directrices emanadas de las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013–2019", así como con los criterios recibidos por la Comisión Central de Planificación y las directrices establecidas por el Ministerio del Poder Popular para la Defensa, este Servicio Desconcentrado tiene contemplado para el Ejercicio Económico Financiero 2016, continuar con su misión de "Desarrollar integralmente los procesos de la construcción, reparación y mantenimiento naval para buques de pequeño y mediano porte, públicos o privados, optimizando continuamente los niveles de calidad y productividad, en armonía con la conservación del medio ambiente, satisfaciendo a nuestros clientes y generando recursos financieros para la autogestión de la Fuerza Armada Nacional Bolivariana y contribuyendo así con el desarrollo de la Industria Naval Venezolana".

Ucocar, prevé para el ejercicio fiscal 2016, realizar ciento veintisiete (127) servicios de mantenimiento de las cuales sesenta y dos (62) pertenecen a la Armada Bolivariana y sesenta y cinco (65) al sector público y privado, por el cual, en el primer caso, recibirá una transferencia de recursos por parte del Ejecutivo Nacional a través del Ministerio del Poder Popular para la Defensa y en el segundo, será por ingresos propios de los servicios prestados.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.893.200.000**
INGRESOS CORRIENTES ORDINARIOS	1.893.200.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.553.190.000
Venta de otros bienes y servicios	1.553.190.000
TRANSFERENCIAS CORRIENTES	340.000.000
Transferencias corrientes del sector público	340.000.000
Transferencias corrientes internas recibidas del sector público	340.000.000
De la República	340.000.000
OTROS INGRESOS	10.000
Otros ingresos ordinarios	10.000
INGRESOS DE CAPITAL	**4.077.700**
RECURSOS PROPIOS DE CAPITAL	4.077.700
Incremento de la depreciación y amortización acumuladas	4.077.700
FUENTES FINANCIERAS	**184.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	184.000.000
Disminución de otros activos financieros	184.000.000
Disminución de cuentas por cobrar a corto plazo	184.000.000
Disminución de cuentas comerciales por cobrar a corto plazo	184.000.000
TOTAL RECURSOS	**2.081.277.700**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.863.601.793**
GASTOS DE CONSUMO	1.837.398.293
Remuneraciones	144.566.613
Sueldos, salarios y otras retribuciones	62.071.371
Beneficios y complementos de sueldos y salarios	43.601.884
Aportes patronales	7.068.540
Prestaciones sociales y otras indemnizaciones	15.086.548
Asistencia socioeconómica	14.817.270
Otros gastos de personal	1.921.000
Compra de bienes y servicios	1.520.714.980
Bienes de consumo	357.817.480
Servicios no personales	1.162.897.500
Impuestos indirectos	168.039.000
Depreciación y amortización	4.077.700
GASTOS DE LA PROPIEDAD	203.500
Derechos sobre bienes intangibles	203.500
TRANSFERENCIAS Y DONACIONES CORRIENTES	16.000.000
Al sector público	16.000.000
Transferencias corrientes al sector público	16.000.000
A los entes descentralizados sin fines empresariales para sus gastos	16.000.000
OTROS GASTOS CORRIENTES	10.000.000
Otros gastos corrientes	10.000.000
Bienes y servicios para la venta	10.000.000
GASTOS DE CAPITAL	**24.590.000**
INVERSIÓN REAL DIRECTA	24.590.000
Formación bruta de capital fijo	24.530.000
Maquinaria, equipos y otros bienes muebles	20.530.000
Construcciones de bienes de dominio privado	4.000.000
Bienes intangibles	60.000

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**193.085.907**
INVERSIÓN FINANCIERA	18.639.235
Incremento de otros activos financieros	18.639.235
Incremento de disponibilidades	18.639.235
Incremento de caja	18.639.235
DISMINUCIÓN DE PASIVOS	174.446.672
Disminución de cuentas y efectos por pagar	169.696.672
Disminución de cuentas y efectos por pagar a corto plazo	169.696.672
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.250.000
Disminución de aportes patronales y retenciones laborales por pagar	1.000.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	1.000.000
Disminución cuentas por pagar a proveedores a corto plazo	167.446.672
Disminución de otros pasivos	4.750.000
Disminución de otros pasivos a corto plazo	4.750.000
TOTAL EGRESOS	**2.081.277.700**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Ingresos Propios	De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
128949	Mantenimiento de Buque de la Armada Bolivariana.	buque	62					340.000.000				340.000.000
128981	Construcción, Mantenimiento y Reparaciones de las embarcaciones y las instalaciones Navales.	buque	65			1.350.600.000						1.350.600.000
	TOTAL					1.350.600.000		340.000.000				1.690.600.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	32.497.513						32.497.513
02	Gestión Administrativa	174.180.187					184.000.000	358.180.187
	TOTAL	206.677.700					184.000.000	390.677.700

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**28**	**105**		**133**	**20.943.280**	**4.240.404**	**25.183.684**
Profesional y Técnico	25	14		39	8.308.387	1.743.884	10.052.271
Obrero	3	91		94	12.634.893	2.496.520	15.131.413
Personal Contratado	**15**	**11**		**26**	**22.460.720**		**22.460.720**
Profesional y Técnico	15	11		26	22.460.720		22.460.720
TOTAL	43	116		159	43.404.000	4.240.404	47.644.404

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	144.566.613
4.02	Materiales, suministros y mercancías	367.817.480
4.03	Servicios no personales	1.331.140.000
4.04	Activos reales	24.590.000
4.05	Activos financieros	18.639.235
4.07	Transferencias y donaciones	16.000.000
4.08	Otros gastos	4.077.700
4.11	Disminución de pasivos	174.446.672
	TOTAL	**2.081.277.700**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.893.200.000**
INGRESOS CORRIENTES ORDINARIOS	1.893.200.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.553.190.000
Venta de otros bienes y servicios	1.553.190.000
TRANSFERENCIAS CORRIENTES	340.000.000
Transferencias corrientes del sector público	340.000.000
Transferencias corrientes internas recibidas del sector público	340.000.000
De la República	340.000.000
Del Ministerio del Poder Popular para la Defensa	340.000.000
Ingresos Ordinarios	340.000.000
OTROS INGRESOS	10.000
Otros ingresos ordinarios	10.000
1.2 GASTOS CORRIENTES	**1.863.601.793**
GASTOS DE CONSUMO	1.837.398.293
Remuneraciones	144.566.613
Sueldos, salarios y otras retribuciones	62.071.371
Beneficios y complementos de sueldos y salarios	43.601.884
Aportes patronales	7.068.540
Prestaciones sociales y otras indemnizaciones	15.086.548
Asistencia socioeconómica	14.817.270
Otros gastos de personal	1.921.000
Compra de bienes y servicios	1.520.714.980
Bienes de consumo	357.817.480
Servicios no personales	1.162.897.500
Impuestos indirectos	168.039.000
Depreciación y amortización	4.077.700
GASTOS DE LA PROPIEDAD	203.500
Derechos sobre bienes intangibles	203.500
TRANSFERENCIAS Y DONACIONES CORRIENTES	16.000.000
Al sector público	16.000.000
Transferencias corrientes al sector público	16.000.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
A los entes descentralizados sin fines empresariales para sus gastos	16.000.000
OTROS GASTOS CORRIENTES	10.000.000
Otros gastos corrientes	10.000.000
Bienes y servicios para la venta	10.000.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**29.598.207**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**33.675.907**
RECURSOS PROPIOS DE CAPITAL	33.675.907
Ahorro en cuenta corriente	29.598.207
Incremento de la depreciación y amortización acumuladas	4.077.700
2.2 GASTOS DE CAPITAL	**24.590.000**
INVERSIÓN REAL DIRECTA	24.590.000
Formación bruta de capital fijo	24.530.000
Maquinaria, equipos y otros bienes muebles	20.530.000
Construcciones de bienes de dominio privado	4.000.000
Bienes intangibles	60.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**9.085.907**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**193.085.907**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	184.000.000
Disminución de otros activos financieros	184.000.000
Disminución de cuentas por cobrar a corto plazo	184.000.000
Disminución de cuentas comerciales por cobrar a corto plazo	184.000.000
SUPERÁVIT FINANCIERO	9.085.907
3.2 APLICACIONES FINANCIERAS	**193.085.907**
INVERSIÓN FINANCIERA	18.639.235
Incremento de otros activos financieros	18.639.235

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Incremento de disponibilidades	18.639.235
Incremento de caja	18.639.235
DISMINUCIÓN DE PASIVOS	174.446.672
Disminución de cuentas y efectos por pagar	169.696.672
Disminución de cuentas y efectos por pagar a corto plazo	169.696.672
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.250.000
Disminución de aportes patronales y retenciones laborales por pagar	1.000.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	1.000.000
Disminución cuentas por pagar a proveedores a corto plazo	167.446.672
Disminución de otros pasivos	4.750.000
Disminución de otros pasivos a corto plazo	4.750.000

A0126

Fondo Autónomo de Inversiones y Previsión Socio-económica para el Personal de Empleados y Obreros de las Fuerzas Armadas Nacionales (FONDOEFA)

FONDO AUTÓNOMO DE INVERSIONES Y PREVISIÓN SOCIO-ECONÓMICA PARA EL PERSONAL DE EMPLEADOS Y OBREROS DE LAS FUERZAS ARMADAS NACIONALES (FONDOEFA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Fondo Autónomo de Inversiones y Previsión Socio – Económica para el personal de empleados y obreros de las Fuerzas Armadas Nacionales (Fondoefa), continúa con el cumplimiento de lo establecido en su objetivo de creación, el cual consiste en brindar bienestar social al personal de empleados y obreros que laboran para la Fuerza Armada Nacional Bolivariana (Fanb) y sus familiares inmediatos. De igual forma, tiene como objetivo proseguir con las actividades de administrar las inversiones y colocaciones, que permita la obtención de los recursos necesarios para el logro de sus objetivos.

Las áreas de atención se dirigen primordialmente a:

- Cubrir los servicios de Bienestar Social orientados al personal civil que trabaja para la Fuerza Armada Nacional Bolivariana y sus familiares inmediatos.
- Ampliar la cobertura de los servicios que se atienden, acorde a la misión establecida por la superioridad.
- Atender a los hijos de empleados y obreros en la edad pre-escolar (de 2,5 a 6 años), los cuales recibirán atención pedagógica y odontológica, psicológica, servicio de comedor y recreación dirigida.
- Prestar asesoramiento jurídico gratuito al personal civil que labora para la Fanb.
- Otorgar préstamos y créditos al personal de afiliados para atender soluciones de problemas socio – económicos.
- Racionalizar los gastos corrientes necesarios para el funcionamiento de la Asociación, sin sacrificar los niveles de eficiencia de los servicios que se prestan al personal de usuarios legales.

Todo esto se logrará con los recursos fiscales que son asignados por el Ministerio del Poder Popular para la Defensa y los recursos propios generados por las operaciones de Fondoefa y con la racionalización de las erogaciones para la operatividad, sin renunciar a los niveles de eficiencia en la atención a sus afiliados.

Por esta razón, el proyecto priorizado de este fondo respalda el ¨Apoyo socio económico al personal civil afiliado al fondo¨, seleccionado como vértice en términos del Plan Operativo Anual (Poan) para el año 2016, el cual es de importancia para la consecución de la suprema felicidad social, dado que este proyecto apoya el desarrollo de los planes sociales establecidos por el Ejecutivo Nacional.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**121.718.732**
INGRESOS CORRIENTES ORDINARIOS	121.718.732
INGRESOS DE OPERACIÓN	81.366.609
Otros ingresos de operación	81.366.609
INGRESOS DE LA PROPIEDAD	2.190.000
Intereses	2.190.000
Intereses internos	2.190.000
Intereses por préstamos	2.190.000
TRANSFERENCIAS CORRIENTES	38.162.123
Transferencias corrientes del sector público	38.162.123
Transferencias corrientes internas recibidas del sector público	38.162.123
De la República	38.162.123
INGRESOS DE CAPITAL	**12.563.024**
RECURSOS PROPIOS DE CAPITAL	1.897.524
Incremento de la depreciación y amortización acumuladas	1.897.524
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	10.665.500
Recuperación de préstamos de corto plazo de la República y entes descentralizados sin fines empresariales	7.451.750
Al sector privado	7.451.750
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	3.213.750
Al sector privado	3.213.750
FUENTES FINANCIERAS	**20.337.700**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	6.837.700
Disminución de otros activos financieros	6.837.700
Disminución de cuentas por cobrar a corto plazo	6.837.700
Disminución de otras cuentas por cobrar a corto plazo	6.837.700
INCREMENTO DE PASIVOS	13.500.000
Incremento de otros pasivos	13.500.000
Incremento de fondos de terceros	13.500.000
Incremento de otros fondos de terceros	13.500.000
TOTAL RECURSOS	**154.619.456**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**120.674.693**
GASTOS DE CONSUMO	52.898.868
Remuneraciones	36.162.123
Sueldos, salarios y otras retribuciones	16.350.565
Beneficios y complementos de sueldos y salarios	12.665.785
Aportes patronales	1.501.866
Prestaciones sociales y otras indemnizaciones	5.130.879
Asistencia socioeconómica	513.028
Compra de bienes y servicios	14.215.221
Bienes de consumo	10.839.976
Servicios no personales	3.375.245
Impuestos indirectos	624.000
Depreciación y amortización	1.897.524
TRANSFERENCIAS Y DONACIONES CORRIENTES	861.965
Al sector privado	861.965
Transferencias corrientes al sector privado	861.965
Otras transferencias corrientes internas al sector privado	861.965
OTROS GASTOS CORRIENTES	66.913.860
Otros gastos corrientes	66.913.860
Bienes y servicios para la venta	61.007.292
Otras pérdidas	5.906.568
GASTOS DE CAPITAL	**12.481.187**
INVERSIÓN REAL DIRECTA	1.345.187
Formación bruta de capital fijo	965.409
Maquinaria, equipos y otros bienes muebles	592.481
Construcciones de bienes de dominio privado	372.928
Bienes intangibles	379.778
INVERSIÓN FINANCIERA	11.136.000
Concesión de préstamos a corto plazo	7.806.000
Al sector privado	7.806.000
Concesión de préstamos a largo plazo	3.330.000
Al sector privado	3.330.000

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**21.463.576**
INVERSIÓN FINANCIERA	15.149.426
Incremento de otros activos financieros	15.149.426
Incremento de disponibilidades	15.149.426
Incremento de bancos	15.149.426
DISMINUCIÓN DE PASIVOS	6.314.150
Disminución de cuentas y efectos por pagar	6.314.150
Disminución de otras cuentas y efectos por pagar	6.314.150
Disminución de otras cuentas por pagar a corto plazo	6.314.150
TOTAL EGRESOS	**154.619.456**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	Presupuesto 2016
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129038	Apoyo socio económico al personal civil afiliado al fondo	Servicio	22 000			80.928.417		36.162.123			31.003.200	148.093.740
TOTAL						80.928.417		36.162.123			31.003.200	148.093.740

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						
		Ingresos					Fuentes Financieras	Presupuesto 2016
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
02	Gestión Administrativa	4.525.716		2.000.000				6.525.716
TOTAL		4.525.716		2.000.000				6.525.716

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**75**	**25**		**100**	**9.545.598**		**9.545.598**
Profesional y Técnico	30	7		37	3.596.474		3.596.474
Personal Administrativo	24	8		32	3.110.490		3.110.490
Obrero	21	10		31	2.838.634		2.838.634
TOTAL	**75**	**25**		**100**	**9.545.598**		**9.545.598**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	36.162.123
4.02	Materiales, suministros y mercancías	71.847.268
4.03	Servicios no personales	3.999.245
4.04	Activos reales	1.345.187
4.05	Activos financieros	26.285.426
4.07	Transferencias y donaciones	861.965
4.08	Otros gastos	7.804.092
4.11	Disminución de pasivos	6.314.150
	TOTAL	**154.619.456**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**121.718.732**
INGRESOS CORRIENTES ORDINARIOS	121.718.732
INGRESOS DE OPERACIÓN	81.366.609
Otros ingresos de operación	81.366.609
INGRESOS DE LA PROPIEDAD	2.190.000
Intereses	2.190.000
Intereses internos	2.190.000
Intereses por préstamos	2.190.000
TRANSFERENCIAS CORRIENTES	38.162.123
Transferencias corrientes del sector público	38.162.123
Transferencias corrientes internas recibidas del sector público	38.162.123
De la República	38.162.123
Del Ministerio del Poder Popular para la Defensa	38.162.123
Ingresos Ordinarios	38.162.123
1.2 GASTOS CORRIENTES	**120.674.693**
GASTOS DE CONSUMO	52.898.868
Remuneraciones	36.162.123
Sueldos, salarios y otras retribuciones	16.350.565
Beneficios y complementos de sueldos y salarios	12.665.785
Aportes patronales	1.501.866
Prestaciones sociales y otras indemnizaciones	5.130.879
Asistencia socioeconómica	513.028
Compra de bienes y servicios	14.215.221
Bienes de consumo	10.839.976
Servicios no personales	3.375.245
Impuestos indirectos	624.000
Depreciación y amortización	1.897.524
TRANSFERENCIAS Y DONACIONES CORRIENTES	861.965
Al sector privado	861.965
Transferencias corrientes al sector privado	861.965
Otras transferencias corrientes internas al sector privado	861.965
OTROS GASTOS CORRIENTES	66.913.860

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Otros gastos corrientes	66.913.860
Bienes y servicios para la venta	61.007.292
Otras pérdidas	5.906.568
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**1.044.039**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**13.607.063**
RECURSOS PROPIOS DE CAPITAL	2.941.563
Ahorro en cuenta corriente	1.044.039
Incremento de la depreciación y amortización acumuladas	1.897.524
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	10.665.500
Recuperación de préstamos de corto plazo de la República y entes descentralizados sin fines empresariales	7.451.750
Al sector privado	7.451.750
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	3.213.750
Al sector privado	3.213.750
2.2 GASTOS DE CAPITAL	**12.481.187**
INVERSIÓN REAL DIRECTA	1.345.187
Formación bruta de capital fijo	965.409
Maquinaria, equipos y otros bienes muebles	592.481
Construcciones de bienes de dominio privado	372.928
Bienes intangibles	379.778
INVERSIÓN FINANCIERA	11.136.000
Concesión de préstamos a corto plazo	7.806.000
Al sector privado	7.806.000
Concesión de préstamos a largo plazo	3.330.000
Al sector privado	3.330.000
2.3 RESULTADO FINANCIERO : SUPERAVIT	**1.125.876**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**21.463.576**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	6.837.700
Disminución de otros activos financieros	6.837.700
Disminución de cuentas por cobrar a corto plazo	6.837.700
Disminución de otras cuentas por cobrar a corto plazo	6.837.700

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
INCREMENTO DE PASIVOS	13.500.000
Incremento de otros pasivos	13.500.000
Incremento de fondos de terceros	13.500.000
Incremento de otros fondos de terceros	13.500.000
SUPERÁVIT FINANCIERO	1.125.876
3.2 APLICACIONES FINANCIERAS	**21.463.576**
INVERSIÓN FINANCIERA	15.149.426
Incremento de otros activos financieros	15.149.426
Incremento de disponibilidades	15.149.426
Incremento de bancos	15.149.426
DISMINUCIÓN DE PASIVOS	6.314.150
Disminución de cuentas y efectos por pagar	6.314.150
Disminución de otras cuentas y efectos por pagar	6.314.150
Disminución de otras cuentas por pagar a corto plazo	6.314.150

A0192

Oficina Coordinadora de Hidrografía y Navegación (OCHINA)

OFICINA COORDINADORA DE HIDROGRAFÍA Y NAVEGACIÓN (OCHINA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Para el ejercicio económico del año 2016, la Oficina Coordinadora de Hidrografía y Navegación (Ochina), dará continuidad a su misión de recaudar, administrar e invertir los recursos provenientes de la aplicación de la Ley de Faros y Boyas; además de sustentar y coadyuvar el mantenimiento, operatividad, disponibilidad, confiabilidad y optimización del Sistema Nacional de Señalización y Ayudas a la Navegación Acuática (Sinsema), con el objeto de brindar seguridad a la navegación en los espacios acuáticos, y mantener, adecuar y modernizar la infraestructura física de ésta Oficina y sus delegaciones a nivel nacional, con el propósito de garantizar la soberanía y jurisdicción de la República Bolivariana de Venezuela.

La estructura presupuestaria está conformada por los siguientes proyectos: “Servicio técnico especializado en materia de ayudas a la señalización acuática”; “Construcción, adecuación y mantenimiento del Sinsema” por ultimo “Administración del proceso de recaudación de tasa de Faros y Boyas por el uso del Sinsema”. Sus Acciones Centralizadas se clasifican en: Dirección y coordinación de los gastos de los trabajadores y trabajadoras, gestión administrativa, y Previsión y Protección Social.

En la acción centralizada “gestión administrativa” se focaliza la partida de transferencias y donaciones, la cual se encuentra destinada a la transferencia de recursos financieros según los resultados de la gestión al sector público, de acuerdo con lo establecido en la normativa legal vigente, a fin de cumplir con los lineamientos impartidos por el Ministerio del Poder Popular para la Defensa, a través del Viceministerio de Servicios.

Todas las actividades a ejecutarse durante el Ejercicio Económico Financiero 2016, serán financiadas con los recursos económicos obtenidos por la aplicación de la Ley de Faros y Boyas, en el cobro de la tasa vigente y por los ingresos obtenidos por las actividades conexas de Ochina, a través de su autogestión.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**4.090.932.188**
INGRESOS CORRIENTES ORDINARIOS	4.090.932.188
INGRESOS NO TRIBUTARIOS	4.059.732.188
Tasas	4.059.732.188
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.400.000
Venta de otros bienes y servicios	3.400.000
INGRESOS DE LA PROPIEDAD	23.000.000
Intereses	23.000.000
Intereses internos	23.000.000
Intereses por depósitos	23.000.000
OTROS INGRESOS	4.800.000
Otros ingresos ordinarios	4.800.000
INGRESOS DE CAPITAL	**21.855.380**
RECURSOS PROPIOS DE CAPITAL	21.855.380
Incremento de la depreciación y amortización acumuladas	21.855.380
FUENTES FINANCIERAS	**567.868.065**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	567.868.065
Disminución de otros activos financieros	567.868.065
Disminución de disponibilidades	567.868.065
Disminución de bancos	567.868.065
TOTAL RECURSOS	**4.680.655.633**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**3.029.594.578**
GASTOS DE CONSUMO	1.793.834.326
Remuneraciones	173.270.940
Sueldos, salarios y otras retribuciones	38.865.270
Beneficios y complementos de sueldos y salarios	10.612.395
Aportes patronales	5.390.068
Prestaciones sociales y otras indemnizaciones	24.849.561
Asistencia socioeconómica	93.553.646
Compra de bienes y servicios	1.598.708.006
Bienes de consumo	387.533.919
Servicios no personales	1.211.174.087
Depreciación y amortización	21.855.380
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.221.145.252
Al sector privado	9.447.951
Transferencias corrientes al sector privado	1.597.951
Directas a personas	1.597.951
Pensiones y otros beneficios asociados	764.853
Jubilaciones y otros beneficios asociados	833.098
Donaciones corrientes al sector privado	7.850.000
Donaciones a personas	6.850.000
Donaciones a instituciones sin fines de lucro	1.000.000
Al sector público	1.211.697.301
Transferencias corrientes al sector público	1.211.697.301
A los entes descentralizados sin fines empresariales para sus gastos	269.064.646
A entes descentralizados financieros no bancarios	942.632.655
OTROS GASTOS CORRIENTES	14.615.000
Otros gastos corrientes	14.615.000
Bienes y servicios para la venta	14.615.000

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS DE CAPITAL	**1.564.144.998**
INVERSIÓN REAL DIRECTA	1.564.144.998
Formación bruta de capital fijo	1.307.144.998
Maquinaria, equipos y otros bienes muebles	777.144.998
Construcciones de bienes de dominio privado	530.000.000
Bienes intangibles	257.000.000
APLICACIONES FINANCIERAS	**86.916.057**
INVERSIÓN FINANCIERA	56.694.966
Incremento de otros activos financieros	56.694.966
Incremento de cuentas por cobrar a corto plazo	7.405.147
Incremento de cuentas comerciales por cobrar a corto plazo	7.405.147
Incremento de fondos en avance, anticipos, fideicomiso y activos diferidos	9.389.819
Incremento de anticipos a proveedores	356.425
Incremento de anticipos a contratistas por contratos de corto plazo	9.033.394
Incremento de otros activos financieros no circulantes	39.900.000
DISMINUCIÓN DE PASIVOS	30.221.091
Disminución de cuentas y efectos por pagar	30.221.091
Disminución de cuentas y efectos por pagar a corto plazo	30.221.091
Disminución cuentas por pagar a proveedores a corto plazo	30.221.091
TOTAL EGRESOS	**4.680.655.633**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Ingresos Propios	Transferencias y Donaciones - De la República: Proyectos por Endeudamiento	Transferencias y Donaciones - De la República: Otras	Transferencias y Donaciones - De los Entes Descentralizados	Transferencias y Donaciones - Otras	Fuentes Financieras	Presupuesto 2016
128978	Servicio técnico especializado en materia de ayudas a la señalización acuática	servicio	13			327.495.568						327.495.568
128995	Construcción, adecuación y mantenimiento del Sinsema	señalización	171			2.493.862.500						2.493.862.500
129026	Administración del proceso de recaudación de tasa de Faros y Boyas por el uso del Sinsema	tonelada	12			352.753.360						352.753.360
	TOTAL					3.174.111.428						3.174.111.428

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	Transferencias y Donaciones - De la República: Proyectos por Endeudamiento	Transferencias y Donaciones - De la República: Otras	Transferencias y Donaciones - De los Entes Descentralizados	Transferencias y Donaciones - Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	173.577.516						173.577.516
02	Gestión Administrativa	763.500.673					567.868.065	1.331.368.738
03	Previsión y Protección Social	1.597.951						1.597.951
	TOTAL	938.676.140					567.868.065	1.506.544.205

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**75**	**59**		**134**	**16.163.652**	**8.080.866**	**24.244.518**
Directivo		10		10	3.436.117		3.436.117
Profesional y Técnico	34	17		51	4.899.147	3.754.096	8.653.243
Personal Administrativo	32	4		36	4.149.632	2.441.648	6.591.280
Obrero	9	28		37	3.678.756	1.885.122	5.563.878
Personal Contratado	**6**	**4**		**10**	**623.424**		**623.424**
Profesional y Técnico	3	2		5	345.876		345.876
Personal Administrativo	3	2		5	277.548		277.548
TOTAL	**81**	**63**		**144**	**16.787.076**	**8.080.866**	**24.867.942**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**1**	**2**	**3**	**833.098**
Empleados	1	2	3	833.098
Pensionados	**2**	**1**	**3**	**764.853**
Empleados	2	1	3	764.853
TOTAL	**3**	**3**	**6**	**1.597.951**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	173.270.940
4.02	Materiales, suministros y mercancías	402.148.919
4.03	Servicios no personales	1.211.174.087
4.04	Activos reales	1.564.144.998
4.05	Activos financieros	56.694.966
4.07	Transferencias y donaciones	1.221.145.252
4.08	Otros gastos	21.855.380
4.11	Disminución de pasivos	30.221.091
	TOTAL	**4.680.655.633**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**4.090.932.188**
INGRESOS CORRIENTES ORDINARIOS	4.090.932.188
INGRESOS NO TRIBUTARIOS	4.059.732.188
Tasas	4.059.732.188
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.400.000
Venta de otros bienes y servicios	3.400.000
INGRESOS DE LA PROPIEDAD	23.000.000
Intereses	23.000.000
Intereses internos	23.000.000
Intereses por depósitos	23.000.000
OTROS INGRESOS	4.800.000
Otros ingresos ordinarios	4.800.000
1.2 GASTOS CORRIENTES	**3.029.594.578**
GASTOS DE CONSUMO	1.793.834.326
Remuneraciones	173.270.940
Sueldos, salarios y otras retribuciones	38.865.270
Beneficios y complementos de sueldos y salarios	10.612.395
Aportes patronales	5.390.068
Prestaciones sociales y otras indemnizaciones	24.849.561
Asistencia socioeconómica	93.553.646
Compra de bienes y servicios	1.598.708.006
Bienes de consumo	387.533.919
Servicios no personales	1.211.174.087
Depreciación y amortización	21.855.380
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.221.145.252
Al sector privado	9.447.951
Transferencias corrientes al sector privado	1.597.951
Directas a personas	1.597.951
Pensiones y otros beneficios asociados	764.853
Jubilaciones y otros beneficios asociados	833.098

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Donaciones corrientes al sector privado	7.850.000
Donaciones a personas	6.850.000
Donaciones a instituciones sin fines de lucro	1.000.000
Al sector público	1.211.697.301
Transferencias corrientes al sector público	1.211.697.301
A los entes descentralizados sin fines empresariales para sus gastos	269.064.646
A entes descentralizados financieros no bancarios	942.632.655
OTROS GASTOS CORRIENTES	14.615.000
Otros gastos corrientes	14.615.000
Bienes y servicios para la venta	14.615.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**1.061.337.610**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.083.192.990**
RECURSOS PROPIOS DE CAPITAL	1.083.192.990
Ahorro en cuenta corriente	1.061.337.610
Incremento de la depreciación y amortización acumuladas	21.855.380
2.2 GASTOS DE CAPITAL	**1.564.144.998**
INVERSIÓN REAL DIRECTA	1.564.144.998
Formación bruta de capital fijo	1.307.144.998
Maquinaria, equipos y otros bienes muebles	777.144.998
Construcciones de bienes de dominio privado	530.000.000
Bienes intangibles	257.000.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(480.952.008)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**567.868.065**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	567.868.065
Disminución de otros activos financieros	567.868.065
Disminución de disponibilidades	567.868.065
Disminución de bancos	567.868.065

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
3.2 APLICACIONES FINANCIERAS	**567.868.065**
INVERSIÓN FINANCIERA	56.694.966
Incremento de otros activos financieros	56.694.966
Incremento de cuentas por cobrar a corto plazo	7.405.147
Incremento de cuentas comerciales por cobrar a corto plazo	7.405.147
Incremento de de fondos en avance, anticipos, fideicomiso y activos diferidos	9.389.819
Incremento de anticipos a proveedores	356.425
Incremento de anticipos a contratistas por contratos de corto plazo	9.033.394
Incremento de otros activos financieros no circulantes	39.900.000
DISMINUCIÓN DE PASIVOS	30.221.091
Disminución de cuentas y efectos por pagar	30.221.091
Disminución de cuentas y efectos por pagar a corto plazo	30.221.091
Disminución cuentas por pagar a proveedores a corto plazo	30.221.091
DÉFICIT FINANCIERO	480.952.008

A0193

Oficina Coordinadora de Apoyo Marítimo de la Armada (OCAMAR)

OFICINA COORDINADORA DE APOYO MARÍTIMO DE LA ARMADA (OCAMAR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Para el ejercicio económico financiero correspondiente al año 2016, la Oficina Coordinadora de Apoyo Marítimo de la Armada (Ocamar); está enmarcada en las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013 – 2019".

Como institución busca colaborar con el aceleramiento de la construcción de un modelo productivo, rumbo a la creación de un nuevo sistema económico. Para lograr esto Ocamar trabaja en la procura de los objetivos trazados en su Plan Estratégico.

En lo que corresponde a su política de servicio de transporte marítimo, en el marco de una logística integral, sus operaciones serán apoyadas y financiadas con los recursos provenientes de sus actividades, adecuados al mercado de fletes y a la estructura operativa del ente. De igual forma, suscribe acuerdos estratégicos con operadores públicos o privados, para garantizar las negociaciones y la autogestión del organismo; estos ajustes aplican para los servicios portuarios en Puerto Cabello y los servicios de almacén; por otra parte las tarifas por los servicios de agenciamiento y logística portuaria, se establecen mediante convenios con los clientes, en su mayoría del sector público.

La política de gastos se orienta a cubrir las distintas operaciones, funciones administrativas y de mantenimiento a las unidades buques y su infraestructura, así como también, los referidos a los servicios de agenciamiento y logística portuaria, apegado a la racionalización y la eficiencia del gasto, en atención a las políticas de austeridad emanadas del Ejecutivo Nacional.

El servicio de transporte, se atenderá de acuerdo a las características de los buques y a las rutas aperturadas, cubriendo la demanda de servicios portuarios, almacén Puerto Cabello y almacén La Guaira, agenciamiento naviero en los puertos nacionales y servicios al proyecto Costa Afuera, contando con un personal especializado en la atención de buques tanques, buques abastecedores, buques graneleros, buques gaseros, buques químicos, de carga general y logística integral, de acuerdo a sus capacidades operativas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**3.574.725.814**
INGRESOS CORRIENTES ORDINARIOS	3.574.725.814
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.574.725.814
Venta de otros bienes y servicios	3.574.725.814
INGRESOS DE CAPITAL	**15.196.320**
RECURSOS PROPIOS DE CAPITAL	15.196.320
Incremento de la depreciación y amortización acumuladas	15.196.320
FUENTES FINANCIERAS	**361.020.861**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	47.200.959
Disminución de otros activos financieros	47.200.959
Disminución de disponibilidades	1.980.342
Disminución de bancos	1.980.342
Disminución de cuentas por cobrar a corto plazo	7.110.362
Disminución de cuentas comerciales por cobrar a corto plazo	7.110.362
Disminución de otros activos financieros circulantes	38.110.255
INCREMENTO DE PASIVOS	313.819.902
Incremento de cuentas y efectos por pagar	193.132.261
Incremento de cuentas y efectos por pagar a corto plazo	193.132.261
Incremento cuentas por pagar a proveedores a corto plazo	193.132.261
Incremento de otros pasivos	120.687.641
Incremento de provisiones y reservas técnicas	86.724.562
Incremento de provisiones	86.724.562
Incremento de provisiones para cuentas incobrables	26.724.562
Incremento de otras provisiones	60.000.000
Incremento de otros pasivos a mediano y largo plazo	33.963.079
TOTAL RECURSOS	**3.950.942.995**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	3.323.174.962
GASTOS DE CONSUMO	3.179.629.902
Remuneraciones	155.613.400
Sueldos, salarios y otras retribuciones	38.909.109
Beneficios y complementos de sueldos y salarios	23.108.481
Aportes patronales	7.362.804
Prestaciones sociales y otras indemnizaciones	6.699.596
Asistencia socioeconómica	59.793.052
Otros gastos de personal	19.740.358
Compra de bienes y servicios	2.976.496.682
Bienes de consumo	337.911.339
Servicios no personales	2.638.585.343
Impuestos indirectos	5.598.938
Depreciación y amortización	15.196.320
Provisiones y otros gastos	26.724.562
Cuentas incobrables	26.724.562
TRANSFERENCIAS Y DONACIONES CORRIENTES	143.545.060
Al sector privado	3.357.200
Transferencias corrientes al sector privado	3.357.200
Directas a personas	3.357.200
Jubilaciones y otros beneficios asociados	3.357.200
Al sector público	140.187.860
Transferencias corrientes al sector público	35.869.168
A entes descentralizados financieros no bancarios	35.869.168
Donaciones corrientes al sector público	104.318.692
A la República	104.318.692

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS DE CAPITAL	**251.550.852**
INVERSIÓN REAL DIRECTA	251.550.852
Formación bruta de capital fijo	236.550.852
Maquinaria, equipos y otros bienes muebles	171.202.957
Construcciones de bienes de dominio privado	65.347.895
Bienes intangibles	15.000.000
APLICACIONES FINANCIERAS	**376.217.181**
INVERSIÓN FINANCIERA	189.676.285
Incremento de otros activos financieros	189.676.285
Incremento de disponibilidades	35.559.169
Incremento de caja	81.347
Incremento de bancos	35.477.822
Incremento de cuentas por cobrar a corto plazo	10.775.356
Incremento de cuentas comerciales por cobrar a corto plazo	10.775.356
Incremento de fondos en avance, anticipos, fideicomiso y activos diferidos	143.341.760
Incremento de fondos en Anticipo	41.596.744
Incremento de anticipos a contratistas por contratos de corto plazo	70.712.968
Incremento de activos diferidos a corto plazo	31.032.048
DISMINUCIÓN DE PASIVOS	186.540.896
Disminución de cuentas y efectos por pagar	122.587.862
Disminución de cuentas y efectos por pagar a corto plazo	122.587.862
Disminución cuentas por pagar a proveedores a corto plazo	122.587.862
Disminución de otros pasivos	63.953.034
Disminución de otros pasivos a mediano y largo plazo	63.953.034
TOTAL EGRESOS	**3.950.942.995**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta		Género		Recursos						Presupuesto 2016
						Ingresos					Fuentes Financieras	
						Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
		Unidad de Medida	Cantidad	Fem.	Masc.		Proyectos por Endeudamiento	Otras				
129053	Operaciones portuarias	Buque	288			1.956.377.293						1.956.377.293
129063	Contribución socio-económico-cultural a las comunidades y a integrantes de la Fuerza Armada Nacional Bolivariana	Evento	312			47.000.000						47.000.000
129065	Servicios de Logística Portuaria	Servicio	408			22.984.280						22.984.280
129069	Mantenimiento a la infraestructura portuaria y adquisición de equipos, en el puerto de OCAMAR Puerto Cabello	Mantenimiento	8			213.369.736						213.369.736
129070	Transporte Marítimo	Tonelada Métrica	338.920			182.263.196						182.263.196
129080	Apresto Operacional a la Fuerza Armada Nacional Bolivariana	Acción	252			93.318.692						93.318.692
	TOTAL					2.515.313.197						2.515.313.197

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	156.988.894						156.988.894
02	Gestión Administrativa	914.262.843					361.020.861	1.275.283.704
03	Previsión y Protección Social	3.357.200						3.357.200
	TOTAL	1.074.608.937					361.020.861	1.435.629.798

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**51**	**41**	**20**	**112**	**12.361.187**	**4.607.220**	**16.968.407**
Profesional y Tecnico	27	6	16	49	6.440.147	2.622.146	9.062.293
Personal Administrativo	17	6	4	27	2.146.716	874.049	3.020.765
Obrero	7	29		36	3.774.324	1.111.025	4.885.349
Personal Contratado	**39**	**20**		**59**	**7.976.741**		**7.976.741**
Profesional y Técnico	25	7		32	5.064.646		5.064.646
Personal Administrativo	14	2		16	1.777.503		1.777.503
Obrero		11		11	1.134.592		1.134.592
TOTAL	**90**	**61**	**20**	**171**	**20.337.928**	**4.607.220**	**24.945.148**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	4		4	**3.357.200**
Empleados	4		4	3.357.200
TOTAL	**4**		**4**	**3.357.200**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	155.613.400
4.02	Materiales, suministros y mercancías	337.911.339
4.03	Servicios no personales	2.644.184.281
4.04	Activos reales	251.550.852
4.05	Activos financieros	189.676.285
4.07	Transferencias y donaciones	143.545.060
4.08	Otros gastos	41.920.882
4.11	Disminución de pasivos	186.540.896
	TOTAL	**3.950.942.995**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.574.725.814**
INGRESOS CORRIENTES ORDINARIOS	3.574.725.814
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.574.725.814
Venta de otros bienes y servicios	3.574.725.814
1.2 GASTOS CORRIENTES	**3.323.174.962**
GASTOS DE CONSUMO	3.179.629.902
Remuneraciones	155.613.400
Sueldos, salarios y otras retribuciones	38.909.109
Beneficios y complementos de sueldos y salarios	23.108.481
Aportes patronales	7.362.804
Prestaciones sociales y otras indemnizaciones	6.699.596
Asistencia socioeconómica	59.793.052
Otros gastos de personal	19.740.358
Compra de bienes y servicios	2.976.496.682
Bienes de consumo	337.911.339
Servicios no personales	2.638.585.343
Impuestos indirectos	5.598.938
Depreciación y amortización	15.196.320
Provisiones y otros gastos	26.724.562
Cuentas incobrables	26.724.562
TRANSFERENCIAS Y DONACIONES CORRIENTES	143.545.060
Al sector privado	3.357.200
Transferencias corrientes al sector privado	3.357.200
Directas a personas	3.357.200
Jubilaciones y otros beneficios asociados	3.357.200

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Al sector público	140.187.860
Transferencias corrientes al sector público	35.869.168
A entes descentralizados financieros no bancarios	35.869.168
Donaciones corrientes al sector público	104.318.692
A la República	104.318.692
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**251.550.852**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**266.747.172**
RECURSOS PROPIOS DE CAPITAL	266.747.172
Ahorro en cuenta corriente	251.550.852
Incremento de la depreciación y amortización acumuladas	15.196.320
2.2 GASTOS DE CAPITAL	**251.550.852**
INVERSIÓN REAL DIRECTA	251.550.852
Formación bruta de capital fijo	236.550.852
Maquinaria, equipos y otros bienes muebles	171.202.957
Construcciones de bienes de dominio privado	65.347.895
Bienes intangibles	15.000.000
2.3 RESULTADO FINANCIERO : SUPERAVIT	**15.196.320**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**376.217.181**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	47.200.959
Disminución de otros activos financieros	47.200.959
Disminución de disponibilidades	1.980.342
Disminución de bancos	1.980.342
Disminución de cuentas por cobrar a corto plazo	7.110.362
Disminución de cuentas comerciales por cobrar a corto plazo	7.110.362
Disminución de otros activos financieros circulantes	38.110.255

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
INCREMENTO DE PASIVOS	313.819.902
Incremento de cuentas y efectos por pagar	193.132.261
Incremento de cuentas y efectos por pagar a corto plazo	193.132.261
Incremento cuentas por pagar a proveedores a corto plazo	193.132.261
Incremento de otros pasivos	120.687.641
Incremento de provisiones y reservas técnicas	86.724.562
Incremento de provisiones	86.724.562
Incremento de provisiones para cuentas incobrables	26.724.562
Incremento de otras provisiones	60.000.000
Incremento de otros pasivos a mediano y largo plazo	33.963.079
SUPERÁVIT FINANCIERO	15.196.320
3.2 APLICACIONES FINANCIERAS	376.217.181
INVERSIÓN FINANCIERA	189.676.285
Incremento de otros activos financieros	189.676.285
Incremento de disponibilidades	35.559.169
Incremento de caja	81.347
Incremento de bancos	35.477.822
Incremento de cuentas por cobrar a corto plazo	10.775.356
Incremento de cuentas comerciales por cobrar a corto plazo	10.775.356
Incremento de fondos en avance, anticipos, fideicomiso y activos diferidos	143.341.760
Incremento de fondos en Anticipo	41.596.744
Incremento de anticipos a contratistas por contratos de corto plazo	70.712.968
Incremento de activos diferidos a corto plazo	31.032.048
DISMINUCIÓN DE PASIVOS	186.540.896
Disminución de cuentas y efectos por pagar	122.587.862
Disminución de cuentas y efectos por pagar a corto plazo	122.587.862
Disminución cuentas por pagar a proveedores a corto plazo	122.587.862
Disminución de otros pasivos	63.953.034
Disminución de otros pasivos a mediano y largo plazo	63.953.034

A0194

Servicio Autónomo sin Personalidad Jurídica de la Fuerza Aérea Venezolana (SAFAV)

SERVICIO AUTÓNOMO SIN PERSONALIDAD JURÍDICA DE LA FUERZA AÉREA VENEZOLANA (SAFAV)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Como órgano responsable del aprovechamiento de las instalaciones y capacidades operativas de la aviación, para el ejercicio fiscal del año 2016 el Servicio Autónomo de la Fuerza Armada Venezolana (Safav), tendrá como principal objetivo la captación de recursos para cubrir gastos que contribuya con el desarrollo de la organización en el proceso de autogestión. La fortaleza del ente radica en los criterios de calidad, innovación y avanzada tecnológica, con el objeto de desarrollar la industria básica no energética, la manufactura y los servicios básicos.

En el 2016 el Servicio Desconcentrado estima alcanzar por la comercialización de bienes y servicios un importe importante y de aquí se ha previsto desarrollar dos (02) proyectos: "Comercialización de Servicios Diversos a Nivel Nacional" y "Mantenimiento Aeronáutico Preventivo y Correctivo"; debido a la importancia de éste dentro del desarrollo de las actividades aeronáuticas en el territorio nacional será considerado de carácter priorizado ya que forma parte del vértice del Plan Operativo Anual (Poan). Finalmente tiene dos (02) Acciones centralizadas la primera "Dirección y Coordinación de los Gastos de los Trabajadores y Trabajadoras" y la segunda "Gestión Administrativa"

Por todo lo ante expuesto todas las actividades a efectuar durante el presente ejercicio fiscal, son con el propósito de cumplir con los proyectos y las acciones específicas mencionadas con anterioridad, las cuales serán financiadas con recursos económicos obtenidos por la autogestión de los bienes y servicios prestados y transferencias de la República.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**134.265.124**
INGRESOS CORRIENTES ORDINARIOS	134.265.124
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	9.558.102
Venta de otros bienes y servicios	9.558.102
TRANSFERENCIAS CORRIENTES	124.706.572
Transferencias corrientes del sector público	124.706.572
Transferencias corrientes internas recibidas del sector público	124.706.572
De la República	124.706.572
OTROS INGRESOS	450
Otros ingresos ordinarios	450
INGRESOS DE CAPITAL	**360.458**
RECURSOS PROPIOS DE CAPITAL	360.458
Incremento de la depreciación y amortización acumuladas	360.458
FUENTES FINANCIERAS	**3.269**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.733
Disminución de otros activos financieros	1.733
Disminución de cuentas por cobrar a corto plazo	1.733
Disminución de cuentas comerciales por cobrar a corto plazo	1.733
INCREMENTO DE PASIVOS	1.536
Incremento de cuentas y efectos por pagar	1.536
Incremento de cuentas y efectos por pagar a corto plazo	1.536
Incremento de aportes patronales y retenciones laborales por pagar	1.536
Incremento de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (Ivss)	1.536
TOTAL RECURSOS	**134.628.851**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	132.890.659
GASTOS DE CONSUMO	131.108.539
Remuneraciones	750.000
Sueldos, salarios y otras retribuciones	320.000
Beneficios y complementos de sueldos y salarios	150.000
Aportes patronales	20.000
Prestaciones sociales y otras indemnizaciones	50.000
Asistencia socioeconómica	90.000
Otros gastos de personal	120.000
Compra de bienes y servicios	115.765.740
Bienes de consumo	76.981.827
Servicios no personales	38.783.913
Impuestos indirectos	14.232.341
Depreciación y amortización	360.458
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.781.270
Al sector público	1.781.270
Donaciones corrientes al sector público	1.781.270
A la República	1.781.270
OTROS GASTOS CORRIENTES	850
Otros gastos corrientes	850
Otras pérdidas	850
GASTOS DE CAPITAL	**943.081**
INVERSIÓN REAL DIRECTA	943.081
Formación bruta de capital fijo	943.081
Maquinaria, equipos y otros bienes muebles	943.081

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**795.111**
INVERSIÓN FINANCIERA	786.087
Incremento de otros activos financieros	786.087
Incremento de disponibilidades	597.583
Incremento de caja	374
Incremento de bancos	597.193
Incremento de inversiones temporales	16
Incremento de cuentas por cobrar a corto plazo	188.504
Incremento de cuentas comerciales por cobrar a corto plazo	188.504
DISMINUCIÓN DE PASIVOS	9.024
Disminución de cuentas y efectos por pagar	9.024
Disminución de cuentas y efectos por pagar a corto plazo	9.024
Disminución de aportes patronales y retenciones laborales por pagar	9.024
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Nacional de Capacitación y Educación Socialista (Inces)	9.024
TOTAL EGRESOS	**134.628.851**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones: De la República – Proyectos por Endeudamiento	Transferencias y Donaciones: De la República – Otras	De los Entes Descentralizados	Otras		
129007	Comercialización de servicios diversos a nivel nacional	Servicio	100			5.431.271						5.431.271
130457	Mantenimiento aeronáutico preventivo y correctivo	Mantenimiento	136					124.706.572				124.706.572
TOTAL						5.431.271		124.706.572				130.137.843

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones: De la República – Proyectos por Endeudamiento	Transferencias y Donaciones: De la República – Otras	De los Entes Descentralizados	Otras		
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	750.000						750.000
02	Gestión Administrativa	3.737.739					3.269	3.741.008
TOTAL		4.487.739					3.269	4.491.008

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**2**			**2**	**250.000**		**250.000**
Obrero	2			2	250.000		250.000
TOTAL	**2**			**2**	**250.000**		**250.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	750.000
4.02	Materiales, suministros y mercancías	76.981.827
4.03	Servicios no personales	53.016.254
4.04	Activos reales	943.081
4.05	Activos financieros	786.087
4.07	Transferencias y donaciones	1.781.270
4.08	Otros gastos	361.308
4.11	Disminución de pasivos	9.024
	TOTAL	**134.628.851**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	134.265.124
INGRESOS CORRIENTES ORDINARIOS	134.265.124
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	9.558.102
Venta de otros bienes y servicios	9.558.102
TRANSFERENCIAS CORRIENTES	124.706.572
Transferencias corrientes del sector público	124.706.572
Transferencias corrientes internas recibidas del sector público	124.706.572
De la República	124.706.572
Del Ministerio del Poder Popular para la Defensa	124.706.572
Ingresos Ordinarios	124.706.572
OTROS INGRESOS	450
Otros ingresos ordinarios	450
1.2 GASTOS CORRIENTES	132.890.659
GASTOS DE CONSUMO	131.108.539
Remuneraciones	750.000
Sueldos, salarios y otras retribuciones	320.000
Beneficios y complementos de sueldos y salarios	150.000
Aportes patronales	20.000
Prestaciones sociales y otras indemnizaciones	50.000
Asistencia socioeconómica	90.000
Otros gastos de personal	120.000
Compra de bienes y servicios	115.765.740
Bienes de consumo	76.981.827
Servicios no personales	38.783.913
Impuestos indirectos	14.232.341
Depreciación y amortización	360.458

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.781.270
Al sector público	1.781.270
Donaciones corrientes al sector público	1.781.270
A la República	1.781.270
OTROS GASTOS CORRIENTES	850
Otros gastos corrientes	850
Otras pérdidas	850
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**1.374.465**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.734.923**
RECURSOS PROPIOS DE CAPITAL	1.734.923
Ahorro en cuenta corriente	1.374.465
Incremento de la depreciación y amortización acumuladas	360.458
2.2 GASTOS DE CAPITAL	**943.081**
INVERSIÓN REAL DIRECTA	943.081
Formación bruta de capital fijo	943.081
Maquinaria, equipos y otros bienes muebles	943.081
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**791.842**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**795.111**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.733
Disminución de otros activos financieros	1.733
Disminución de cuentas por cobrar a corto plazo	1.733
Disminución de cuentas comerciales por cobrar a corto plazo	1.733
INCREMENTO DE PASIVOS	1.536
Incremento de cuentas y efectos por pagar	1.536
Incremento de cuentas y efectos por pagar a corto plazo	1.536
Incremento de aportes patronales y retenciones laborales por pagar	1.536

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Incremento de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (Ivss)	1.536
SUPERÁVIT FINANCIERO	791.842
3.2 APLICACIONES FINANCIERAS	**795.111**
INVERSIÓN FINANCIERA	786.087
Incremento de otros activos financieros	786.087
Incremento de disponibilidades	597.583
Incremento de caja	374
Incremento de bancos	597.193
Incremento de inversiones temporales	16
Incremento de cuentas por cobrar a corto plazo	188.504
Incremento de cuentas comerciales por cobrar a corto plazo	188.504
DISMINUCIÓN DE PASIVOS	9.024
Disminución de cuentas y efectos por pagar	9.024
Disminución de cuentas y efectos por pagar a corto plazo	9.024
Disminución de aportes patronales y retenciones laborales por pagar	9.024
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Nacional de Capacitación y Educación Socialista (Inces)	9.024

A0195

Servicio Autónomo de Mantenimiento de Lanchas de la Guardia Nacional (SAMALGUARN)

SERVICIO AUTÓNOMO DE MANTENIMIENTO DE LANCHAS DE LA GUARDIA NACIONAL (SAMALGUARN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Servicio Autónomo de Mantenimiento de Lanchas de la Guardia Nacional (Samalguarn), da respuesta a las necesidades principalmente de la Guardia Nacional Bolivariana, en cuanto a la formación de patrones técnicos que permitan desarrollar rasgos y cualidades del plan socialista, relacionado con nuestra historia. Hoy por hoy, a través de su transparente gestión, los directivos de este Servicio Desconcentrado mantienen su firme convicción de ser una institución modelo.

Con el desarrollo del proyecto, se espera impactar a la población venezolana a través de la seguridad de la zona costera del territorio nacional. Como consecuencia esencial, la Guardia Nacional Bolivariana, tendrá una mayor ejecución de sus planes de patrullajes navales gracias a la eficiencia y garantía del servicio realizado desde este ente especializado. Con el proyecto planteado para ejecutar durante el año 2016, denominado "Mantenimiento para embarcaciones del sector público y privado", se espera alcanzar los siguientes objetivos:

- Garantizar el mantenimiento correctivo y preventivo de alta calidad, de las lanchas patrulleras de la Guardia Nacional Bolivariana y de embarcaciones navales pertenecientes al sector privado y así incrementar la capacidad operacional de esas unidades.

- Fortalecer el apoyo de las unidades comprometidas en operaciones de orden público, proporcionando el mantenimiento correctivo y preventivo de las lanchas patrulleras de la Guardia Nacional Bolivariana.

- Reducir los tiempos de respuesta en relación a los requerimientos de servicio y mantenimiento de las lanchas patrulleras de la Guardia Nacional Bolivariana y de embarcaciones navales pertenecientes al sector privado y brindar las mejores condiciones de seguridad, que permitan mantener la eficacia en las reparaciones y mantenimiento de las unidades, para garantizar el correcto funcionamiento de los sistemas principales y auxiliares de las lanchas patrulleras de la Guardia Nacional Bolivariana y de embarcaciones navales pertenecientes al sector privado.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**33.381.500**
INGRESOS CORRIENTES ORDINARIOS	33.381.500
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	29.781.500
Venta de otros bienes y servicios	29.781.500
INGRESOS DE LA PROPIEDAD	3.600.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	3.600.000
Alquileres	3.600.000
INGRESOS DE CAPITAL	**168.600**
RECURSOS PROPIOS DE CAPITAL	168.600
Incremento de la depreciación y amortización acumuladas	168.600
FUENTES FINANCIERAS	**111.595**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	111.595
Disminución de otros activos financieros	111.595
Disminución de disponibilidades	111.595
Disminución de bancos	111.595
TOTAL RECURSOS	**33.661.695**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**30.967.100**
GASTOS DE CONSUMO	28.508.330
Remuneraciones	7.583.188
Sueldos, salarios y otras retribuciones	3.972.116
Beneficios y complementos de sueldos y salarios	2.359.248
Aportes patronales	429.400
Prestaciones sociales y otras indemnizaciones	822.424
Compra de bienes y servicios	18.848.782
Bienes de consumo	11.202.078
Servicios no personales	7.646.704
Impuestos indirectos	1.907.760
Depreciación y amortización	168.600
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.458.770
Al sector público	2.458.770
Transferencias corrientes al sector público	2.458.770
A los entes descentralizados sin fines empresariales para sus gastos	710.256
A entes descentralizados financieros no bancarios	1.748.514
GASTOS DE CAPITAL	**536.320**
INVERSIÓN REAL DIRECTA	536.320
Formación bruta de capital fijo	536.320
Maquinaria, equipos y otros bienes muebles	536.320
APLICACIONES FINANCIERAS	**2.158.275**
DISMINUCIÓN DE PASIVOS	2.158.275
Disminución de cuentas y efectos por pagar	2.070.775
Disminución de cuentas y efectos por pagar a corto plazo	2.070.775
Disminución cuentas por pagar a proveedores a corto plazo	2.070.775
Disminución de otros pasivos	87.500
Disminución de otros pasivos a corto plazo	87.500
TOTAL EGRESOS	**33.661.695**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
				Género		Ingresos					Fuentes Financieras	
		Unidad de Medida	Cantidad	Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129066	Mantenimiento para embarcaciones del sector público y privado	Mantenimiento	600			19.625.653						19.625.653
TOTAL						19.625.653						19.625.653

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	7.670.020						7.670.020
02	Gestión Administrativa	6.254.427					111.595	6.366.022
TOTAL		13.924.447					111.595	14.036.042

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	8	6		14	**1.807.832**		**1.807.832**
Profesional y Técnico	3	4		7	1.209.600		1.209.600
Personal Administrativo	4	1		5	384.480		384.480
Obrero	1	1		2	213.752		213.752
TOTAL	**8**	**6**		**14**	**1.807.832**		**1.807.832**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominacion	Presupuesto 2016
4.01	Gastos de personal	7.583.188
4.02	Materiales, suministros y mercancías	11.202.078
4.03	Servicios no personales	9.554.464
4.04	Activos reales	536.320
4.07	Transferencias y donaciones	2.458.770
4.08	Otros gastos	168.600
4.11	Disminución de pasivos	2.158.275
	TOTAL	**33.661.695**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**33.381.500**
INGRESOS CORRIENTES ORDINARIOS	33.381.500
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	29.781.500
Venta de otros bienes y servicios	29.781.500
INGRESOS DE LA PROPIEDAD	3.600.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	3.600.000
Alquileres	3.600.000
1.2 GASTOS CORRIENTES	**30.967.100**
GASTOS DE CONSUMO	28.508.330
Remuneraciones	7.583.188
Sueldos, salarios y otras retribuciones	3.972.116
Beneficios y complementos de sueldos y salarios	2.359.248
Aportes patronales	429.400
Prestaciones sociales y otras indemnizaciones	822.424
Compra de bienes y servicios	18.848.782
Bienes de consumo	11.202.078
Servicios no personales	7.646.704
Impuestos indirectos	1.907.760
Depreciación y amortización	168.600
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.458.770
Al sector público	2.458.770
Transferencias corrientes al sector público	2.458.770
A los entes descentralizados sin fines empresariales para sus gastos	710.256
A entes descentralizados financieros no bancarios	1.748.514
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**2.414.400**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.583.000**
RECURSOS PROPIOS DE CAPITAL	2.583.000
Ahorro en cuenta corriente	2.414.400
Incremento de la depreciación y amortización acumuladas	168.600
2.2 GASTOS DE CAPITAL	**536.320**
INVERSIÓN REAL DIRECTA	536.320
Formación bruta de capital fijo	536.320
Maquinaria, equipos y otros bienes muebles	536.320
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**2.046.680**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**2.158.275**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	111.595
Disminución de otros activos financieros	111.595
Disminución de disponibilidades	111.595
Disminución de bancos	111.595
SUPERÁVIT FINANCIERO	2.046.680
3.2 APLICACIONES FINANCIERAS	**2.158.275**
DISMINUCIÓN DE PASIVOS	2.158.275
Disminución de cuentas y efectos por pagar	2.070.775
Disminución de cuentas y efectos por pagar a corto plazo	2.070.775
Disminución cuentas por pagar a proveedores a corto plazo	2.070.775
Disminución de otros pasivos	87.500
Disminución de otros pasivos a corto plazo	87.500

A0293

Servicio Desconcentrado de Bienes y Servicios de la Fuerza Armada Nacional Bolivariana (SEDEFANB)

SERVICIO DESCONCENTRADO DE BIENES Y SERVICIOS DE LA FUERZA ARMADA NACIONAL BOLIVARIANA (SEDEFANB)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Servicio Desconcentrado de Bienes y Servicios de la Fuerza Armada Nacional Bolivariana (Sedefanb), prevé incrementar la producción y prestación de los servicios ofertados para aumentar los ingresos percibidos con la finalidad de contribuir con la autogestión administrativa y el apoyo a los entes adscritos al Ministerio del Poder Popular para la Defensa.

Para el año 2016, se contemplan dos proyectos presupuestarios:

Prestación de bienes y servicios a entes públicos y privados: Su propósito es desarrollar un modelo de autogestión de bienes y servicios que aporte a los Órganos de la Administración Pública Nacional una simplificación de sus procesos administrativos para obtener una ventaja competitiva en el mercado en el que participan beneficiando así al consumidor final de dichas instituciones; los recursos otorgados por los Organismos Públicos contribuyen al desarrollo de las actividades económicas que realiza las Fuerza Armada Nacional Bolivariana (Fanb) para el mantenimiento de su calidad laboral y de vida. Esto, se logra a través de las acciones específicas "Prestación de servicios al personal civil y militar del Fuerte Tiuna y zonas aledañas; "Prestación de servicios de encomienda, mandato y arrendamiento de locales a entes públicos y privados" y "Prestación y suministro de productos de consumo al personal civil y militar del Fuerte Tiuna y zonas aledañas.

Prestación de bienes y servicios a la Fuerza Armada Nacional Bolivariana este proyecto busca brindar la prestación de bienes y servicios a la Fanb y la población en general que reside en Fuerte Tiuna. Debido a la importancia de las actividades que abarca este proyecto es considerado de carácter priorizado ya que forma parte de manera destacada del proceso de formulación del Plan Operativo Anual (Poan).

De esta manera, el Sedefanb cumple con la unión cívico militar en materia administrativa, ejemplificando las actividades de la Fanb en la distribución de los recursos del Estado y los recursos propios generados, propulsando la transformación del sistema económico y desarrollando las fuerzas productivas para avanzar hacia el modelo económico socialista.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**486.155.592**
INGRESOS CORRIENTES ORDINARIOS	486.155.592
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	472.398.261
Venta de otros bienes y servicios	472.398.261
INGRESOS DE LA PROPIEDAD	5.624.294
Intereses	245.000
Intereses internos	245.000
Intereses por depósitos	245.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	5.379.294
Alquileres	5.379.294
TRANSFERENCIAS CORRIENTES	8.133.037
Transferencias corrientes del sector público	8.133.037
Transferencias corrientes internas recibidas del sector público	8.133.037
De la República	8.133.037
INGRESOS DE CAPITAL	**2.959.307**
RECURSOS PROPIOS DE CAPITAL	2.959.307
Incremento de la depreciación y amortización acumuladas	2.959.307
FUENTES FINANCIERAS	**424.655.631**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	424.655.631
Disminución de otros activos financieros	424.655.631
Disminución de disponibilidades	288.044.980
Disminución de bancos	288.044.980
Disminución de cuentas por cobrar a corto plazo	136.610.651
Disminución de cuentas comerciales por cobrar a corto plazo	136.610.651
TOTAL RECURSOS	**913.770.530**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**480.898.332**
GASTOS DE CONSUMO	302.538.351
Remuneraciones	123.462.827
Sueldos, salarios y otras retribuciones	50.889.282
Beneficios y complementos de sueldos y salarios	23.988.117
Aportes patronales	6.673.752
Prestaciones sociales y otras indemnizaciones	12.771.936
Asistencia socioeconómica	23.679.740
Otros gastos de personal	5.460.000
Compra de bienes y servicios	142.814.640
Bienes de consumo	88.361.830
Servicios no personales	54.452.810
Impuestos indirectos	33.301.577
Depreciación y amortización	2.959.307
TRANSFERENCIAS Y DONACIONES CORRIENTES	41.740.000
Al sector privado	16.740.000
Donaciones corrientes al sector privado	16.740.000
Donaciones a personas	16.740.000
Al sector público	25.000.000
Donaciones corrientes al sector público	25.000.000
A los entes descentralizados sin fines empresariales	25.000.000
OTROS GASTOS CORRIENTES	136.619.981
Otros gastos corrientes	136.619.981
Bienes y servicios para la venta	126.779.581
Otras pérdidas	9.840.400

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS DE CAPITAL	**8.216.567**
INVERSIÓN REAL DIRECTA	8.216.567
Formación bruta de capital fijo	8.016.567
Maquinaria, equipos y otros bienes muebles	8.016.567
Bienes intangibles	200.000
APLICACIONES FINANCIERAS	**424.655.631**
DISMINUCIÓN DE PASIVOS	424.655.631
Disminución de otros pasivos	424.655.631
Disminución de fondos de terceros	424.655.631
Disminución de otros fondos de terceros	424.655.631
TOTAL EGRESOS	**913.770.530**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	Presupuesto 2016
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128977	Prestación de bienes y servicios a entes públicos y privados	Actividad	12			227.980.692						227.980.692
129036	Prestación de bienes y servicios a la Fuerza Armada Nacional Bolivariana	Solicitud	118			66.751.925		8.133.037				74.884.962
	TOTAL					294.732.617		8.133.037				302.865.654

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						
		Ingresos					Fuentes Financieras	Presupuesto 2016
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	61.396.106						61.396.106
02	Gestión Administrativa	124.853.139					424.655.631	549.508.770
	TOTAL	186.249.245					424.655.631	610.904.876

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**78**	**82**		**160**	**33.120.878**		**33.120.878**
Directivo	5			5	1.419.861		1.419.861
Profesional y Técnico	14	8		22	6.363.909		6.363.909
Personal Administrativo	13	5		18	5.228.021		5.228.021
Obrero	46	69		115	20.109.087		20.109.087
TOTAL	78	82		160	33.120.878		33.120.878

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	123.462.827
4.02	Materiales, suministros y mercancías	215.141.411
4.03	Servicios no personales	87.754.387
4.04	Activos reales	8.216.567
4.07	Transferencias y donaciones	41.740.000
4.08	Otros gastos	12.799.707
4.11	Disminución de pasivos	424.655.631
	TOTAL	913.770.530

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**486.155.592**
INGRESOS CORRIENTES ORDINARIOS	486.155.592
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	472.398.261
Venta de otros bienes y servicios	472.398.261
INGRESOS DE LA PROPIEDAD	5.624.294
Intereses	245.000
Intereses internos	245.000
Intereses por depósitos	245.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	5.379.294
Alquileres	5.379.294
TRANSFERENCIAS CORRIENTES	8.133.037
Transferencias corrientes del sector público	8.133.037
Transferencias corrientes internas recibidas del sector público	8.133.037
De la República	8.133.037
Del Ministerio del Poder Popular para la Defensa	
Ingresos Ordinarios	
1.2 GASTOS CORRIENTES	**480.898.332**
GASTOS DE CONSUMO	302.538.351
Remuneraciones	123.462.827
Sueldos, salarios y otras retribuciones	50.889.282
Beneficios y complementos de sueldos y salarios	23.988.117
Aportes patronales	6.673.752
Prestaciones sociales y otras indemnizaciones	12.771.936
Asistencia socioeconómica	23.679.740
Otros gastos de personal	5.460.000
Compra de bienes y servicios	142.814.640
Bienes de consumo	88.361.830
Servicios no personales	54.452.810
Impuestos indirectos	33.301.577

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Depreciación y amortización	2.959.307
TRANSFERENCIAS Y DONACIONES CORRIENTES	41.740.000
Al sector privado	16.740.000
Donaciones corrientes al sector privado	16.740.000
Donaciones a personas	16.740.000
Al sector público	25.000.000
Donaciones corrientes al sector público	25.000.000
A los entes descentralizados sin fines empresariales	25.000.000
OTROS GASTOS CORRIENTES	136.619.981
Otros gastos corrientes	136.619.981
Bienes y servicios para la venta	126.779.581
Otras perdidas	9.840.400
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**5.257.260**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**8.216.567**
RECURSOS PROPIOS DE CAPITAL	8.216.567
Ahorro en cuenta corriente	5.257.260
Incremento de la depreciación y amortización acumuladas	2.959.307
2.2 GASTOS DE CAPITAL	**8.216.567**
INVERSIÓN REAL DIRECTA	8.216.567
Formación bruta de capital fijo	8.016.567
Maquinaria, equipos y otros bienes muebles	8.016.567
Bienes intangibles	200.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**424.655.631**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	424.655.631
Disminución de otros activos financieros	424.655.631
Disminución de disponibilidades	288.044.980
Disminución de bancos	288.044.980
Disminución de cuentas por cobrar a corto plazo	136.610.651
Disminución de cuentas comerciales por cobrar a corto plazo	136.610.651
3.2 APLICACIONES FINANCIERAS	**424.655.631**
DISMINUCIÓN DE PASIVOS	424.655.631
Disminución de otros pasivos	424.655.631
Disminución de fondos de terceros	424.655.631
Disminución de otros fondos de terceros	424.655.631

A0448

Fundación de Atención Social del Ministerio de la Defensa (FUNDASMIN)

FUNDACIÓN DE ATENCIÓN SOCIAL DEL MINISTERIO DE LA DEFENSA (FUNDASMIN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación de Atención Social del Ministerio del Poder Popular para la Defensa (Fundasmin); está dirigida a la promoción, fomento y apoyo a las actividades destinadas a la ejecución de proyectos de carácter cultural, asistencial, así como social en coordinación con los órganos y entes competentes, dirigidos al bienestar y seguridad social del personal militar y civil que cumple funciones en el sector defensa, a sus familiares y miembros de la comunidad en general.

En cumplimiento con sus objetivos, prevé realizar, planes de inclusión social dictados por el Ejecutivo Nacional, a través de ayudas económicas, médicas, dotación de prótesis, material materno infantil, dotación de enseres para ser distribuidos en las visitas a los centros asistenciales, penitenciarios, geriátricos y orfanatos, brindando asistencia a discapacitados, adultos mayores, niños, niñas y adolescentes especiales; donaciones para la realización de actividades culturales, deportivas recreativas para promover el desarrollo físico e intelectual, donaciones de bienes muebles; materiales para la refacción, remodelación de viviendas, además de brindar apoyo y asistencia a las distintas unidades militares en materia de infraestructura, equipamiento y vivienda, contribuyendo con el fortalecimiento del poder popular, siguiendo las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019.

Por esta razón, el proyecto priorizado de esta Fundación respalda el ¨Mejoramiento del bienestar de la población militar, familiares y civiles¨, seleccionado como vértice en términos del Plan Operativo Anual (Poan) para el año 2016, el cual es de importancia para la consecución de la suprema felicidad social, dado que este proyecto apoya el desarrollo de los planes sociales establecidos por el Ejecutivo Nacional.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**194.160.158**
INGRESOS CORRIENTES ORDINARIOS	194.160.158
INGRESOS NO TRIBUTARIOS	114.000.000
Ingresos por aportes y contribuciones a la seguridad social	114.000.000
TRANSFERENCIAS CORRIENTES	80.160.158
Transferencias corrientes del sector público	80.160.158
Transferencias corrientes internas recibidas del sector público	80.160.158
De la República	80.160.158
INGRESOS DE CAPITAL	**288.000**
RECURSOS PROPIOS DE CAPITAL	288.000
Incremento de la depreciación y amortización acumuladas	288.000
TOTAL RECURSOS	**194.448.158**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**182.448.158**
GASTOS DE CONSUMO	80.409.198
Remuneraciones	2.135.216
Sueldos, salarios y otras retribuciones	572.740
Beneficios y complementos de sueldos y salarios	1.276.080
Aportes patronales	51.396
Prestaciones sociales y otras indemnizaciones	64.000
Asistencia socioeconómica	171.000
Compra de bienes y servicios	69.531.393
Bienes de consumo	6.180.000
Servicios no personales	63.351.393
Impuestos indirectos	8.454.589
Depreciación y amortización	288.000
GASTOS DE LA PROPIEDAD	38.960
Derechos sobre bienes intangibles	38.960
TRANSFERENCIAS Y DONACIONES CORRIENTES	102.000.000
Al sector privado	90.000.000
Donaciones corrientes al sector privado	90.000.000
Donaciones a personas	78.000.000
Donaciones a instituciones sin fines de lucro	12.000.000
Al sector público	12.000.000
Donaciones corrientes al sector público	12.000.000
A la República	12.000.000
APLICACIONES FINANCIERAS	**12.000.000**
INVERSIÓN FINANCIERA	12.000.000
Incremento de otros activos financieros	12.000.000
Incremento de disponibilidades	12.000.000
Incremento de bancos	12.000.000
TOTAL EGRESOS	**194.448.158**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128984	Mejoramiento del bienestar de la población militar, familiares y civiles.	Apoyo	5.300	3.300	2.000	114.288.000		71.103.342				185.391.342
TOTAL						**114.288.000**		**71.103.342**				**185.391.342**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			2.135.216				2.135.216
02	Gestión Administrativa			6.921.600				6.921.600
TOTAL				**9.056.816**				**9.056.816**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	2	1		3	**384.000**		**384.000**
Profesional y Técnico	2	1		3	384.000		384.000
TOTAL	2	1		3	**384.000**		**384.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	2.135.216
4.02	Materiales suministros y mercancías	6.180.000
4.03	Servicios no personales	71.844.942
4.05	Activos financieros	12.000.000
4.07	Transferencias y donaciones	102.000.000
4.08	Otros gastos	288.000
	TOTAL	**194.448.158**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**194.160.158**
INGRESOS CORRIENTES ORDINARIOS	194.160.158
INGRESOS NO TRIBUTARIOS	114.000.000
Ingresos por aportes y contribuciones a la seguridad social	114.000.000
TRANSFERENCIAS CORRIENTES	80.160.158
Transferencias corrientes del sector público	80.160.158
Transferencias corrientes internas recibidas del sector público	80.160.158
De la República	80.160.158
Del Ministerio del poder Popular para la Defensa	80.160.158
Ingresos Ordinarios	80.160.158
1.2 GASTOS CORRIENTES	**182.448.158**
GASTOS DE CONSUMO	80.409.198
Remuneraciones	2.135.216
Sueldos, salarios y otras retribuciones	572.740
Beneficios y complementos de sueldos y salarios	1.276.080
Aportes patronales	51.396
Prestaciones sociales y otras indemnizaciones	64.000
Asistencia socioeconómica	171.000
Compra de bienes y servicios	69.531.393
Bienes de consumo	6.180.000
Servicios no personales	63.351.393
Impuestos indirectos	8.454.589
Depreciación y amortización	288.000
GASTOS DE LA PROPIEDAD	38.960
Derechos sobre bienes intangibles	38.960
TRANSFERENCIAS Y DONACIONES CORRIENTES	102.000.000
Al sector privado	90.000.000
Donaciones corrientes al sector privado	90.000.000
Donaciones a personas	78.000.000
Donaciones a instituciones sin fines de lucro	12.000.000
Al sector público	12.000.000
Donaciones corrientes al sector público	12.000.000
A la República	12.000.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**11.712.000**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**12.000.000**
RECURSOS PROPIOS DE CAPITAL	12.000.000
Ahorro en cuenta corriente	11.712.000
Incremento de la depreciación y amortización acumuladas	288.000
2.2 GASTOS DE CAPITAL	
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**12.000.000**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**12.000.000**
SUPERÁVIT FINANCIERO	12.000.000
3.2 APLICACIONES FINANCIERAS	**12.000.000**
INVERSIÓN FINANCIERA	12.000.000
Incremento de otros activos financieros	12.000.000
Incremento de disponibilidades	12.000.000
Incremento de bancos	12.000.000

A0485

Fundación de Cardiología Integral (FUNDACARDIN)

FUNDACIÓN DE CARDIOLOGÍA INTEGRAL (FUNDACARDIN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación de Cardiología Integral, en una institución que cuenta con más de 35 años de servicio dedicado a la atención de pacientes con cardiopatías congénitas los cuales son atendidos desde la vida intrauterina hasta la adultez; Fundacardin es una de las Instituciones de nivel III que hay operativas dentro de la red cardiológica a nivel nacional; es importante destacar que en Venezuela 5 de cada 1000 recién nacidos vienen a la vida con algún tipo de cardiopatía, se estima que anualmente nacen alrededor de 4.500 o 5.000 niñas y niños con este tipo de enfermedad, es necesario e importante el fortalecer estas instituciones, para así brindarle una mejor calidad y servicio y por ende una mejor calidad de vida a los niños que nacen con este problema cardiovascular.

La Fundación atiende anualmente a más de 9 mil pacientes en consultas, exámenes especializados y resoluciones de cardiopatías congénitas por medio de intervenciones quirúrgicas y procedimientos de hemodinámia, permitiendo salvaguardar la vida de estos pacientes, quienes, en la mayoría de los casos, provienen de familias de escasos recursos económicos. La Fundación presta servicios médicos especiales a pacientes cardiópatas de todo el territorio nacional. Dichos beneficios se describen a continuación:

- Programas de investigación y docencia, postgrados y especialización profesional.
- Programas de Educación y Prevención
- Programas de Diagnósticos
- Orientación Familiar y Social
- Consulta y apoyo Psiquiátrico
- Consultas Externas
- Consultas de Arritmias y Holters
- Consultas de factores de Riesgo Cardiovascular
- Eco cardiografía en sus diferentes versiones (fetal, pediátrico y trans-esofágico)
- Electrocardiogramas
- Prueba de Esfuerzo
- Prueba de Tilt Test
- Hospitalización
- Terapia Ocupacional
- Tratamiento pre y post operatorios
- Cirugías (Periférica y extracorpórea)
- Hemodinamia Diagnóstica y Terapéutica

La Fundación estima atender para el año 2016 en el área de consulta y estudios especializados a: 8.829 pacientes y además realizar 200 procedimientos quirúrgicos para un total general de 9.029 pacientes atendidos, permitiendo con esto brindar un servicio oportuno, eficiente y gratuito, para así contribuir de manera efectiva en la detección, tratamiento y corrección de las cardiopatías congénitas en la población proveniente de todo el territorio nacional, empleando de manera eficiente los recursos financieros y materiales del Estado, contribuyendo de manera oportuna a dar cumplimiento a las políticas en materia de salud.

Por esta razón, el proyecto priorizado de esta Institución respalda la ¨Atención médica especializada a pacientes con cardiopatías congénitas de todo el territorio nacional¨, seleccionado como vértice en términos del Plan Operativo Anual (Poan) para el año 2016, el cual es de importancia para la consecución de la suprema felicidad social, dado que este proyecto apoya el desarrollo de los planes sociales establecidos por el Ejecutivo Nacional.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**35.314.694**
INGRESOS CORRIENTES ORDINARIOS	35.314.694
TRANSFERENCIAS CORRIENTES	33.970.265
Transferencias corrientes del sector público	33.970.265
Transferencias corrientes internas recibidas del sector público	33.970.265
De la República	33.970.265
OTROS INGRESOS	1.344.429
Otros ingresos ordinarios	1.344.429
INGRESOS DE CAPITAL	**593.755**
RECURSOS PROPIOS DE CAPITAL	593.755
Incremento de la depreciación y amortización acumuladas	593.755
TOTAL RECURSOS	**35.908.449**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**33.207.725**
GASTOS DE CONSUMO	33.207.725
Remuneraciones	3.400.000
Sueldos, salarios y otras retribuciones	2.179.141
Beneficios y complementos de sueldos y salarios	626.682
Aportes patronales	59.596
Prestaciones sociales y otras indemnizaciones	210.581
Asistencia socioeconómica	324.000
Compra de bienes y servicios	27.049.100
Bienes de consumo	24.999.958
Servicios no personales	2.049.142
Impuestos indirectos	2.164.870
Depreciación y amortización	593.755
GASTOS DE CAPITAL	**2.700.724**
INVERSIÓN REAL DIRECTA	2.700.724
Formación bruta de capital fijo	2.700.724
Maquinaria, equipos y otros bienes muebles	2.700.724
TOTAL EGRESOS	**35.908.449**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128945	Atención médica especializada a pacientes con cardiopatías congénitas de todo el territorio nacional	Paciente	9.029	6.320	2.709	1.938.184		31.865.701				33.803.885
TOTAL						1.938.184		31.865.701				33.803.885

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			641.820				641.820
02	Gestión Administrativa			1.462.744				1.462.744
TOTAL				2.104.564				2.104.564

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	4	**1**		5	**405.612**		**405.612**
Personal Administrativo	2	1		3	267.180		267.180
Personal Médico	2			2	138.432		138.432
TOTAL	4	1		5	**405.612**		**405.612**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	3.400.000
4.02	Materiales, suministros y mercancías	24.999.958
4.03	Servicios no personales	4.214.012
4.04	Activos reales	2.700.724
4.08	Otros gastos	593.755
	TOTAL	**35.908.449**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**35.314.694**
INGRESOS CORRIENTES ORDINARIOS	35.314.694
TRANSFERENCIAS CORRIENTES	33.970.265
Transferencias corrientes del sector público	33.970.265
Transferencias corrientes internas recibidas del sector público	33.970.265
De la República	33.970.265
Del Ministerio del Poder Popular para la Defensa	33.970.265
Ingresos Ordinarios	33.970.265
OTROS INGRESOS	1.344.429
Otros ingresos ordinarios	1.344.429
1.2 GASTOS CORRIENTES	**33.207.725**
GASTOS DE CONSUMO	33.207.725
Remuneraciones	3.400.000
Sueldos, salarios y otras retribuciones	2.179.141
Beneficios y complementos de sueldos y salarios	626.682
Aportes patronales	59.596
Prestaciones sociales y otras indemnizaciones	210.581
Asistencia socioeconómica	324.000
Compra de bienes y servicios	27.049.100
Bienes de consumo	24.999.958
Servicios no personales	2.049.142
Impuestos indirectos	2.164.870
Depreciación y amortización	593.755
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**2.106.969**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.700.724**
RECURSOS PROPIOS DE CAPITAL	2.700.724
Ahorro en cuenta corriente	2.106.969
Incremento de la depreciación y amortización acumuladas	593.755
2.2 GASTOS DE CAPITAL	**2.700.724**
INVERSIÓN REAL DIRECTA	2.700.724
Formación bruta de capital fijo	2.700.724
Maquinaria, equipos y otros bienes muebles	2.700.724
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0515

Fundación Müröntö: Centro de Innovación para el Desarrollo

FUNDACIÓN MÜRÖNTÖ: CENTRO DE INNOVACIÓN PARA EL DESARROLLO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Müröntö: Centro de Innovación para el Desarrollo, se crea para promover y desarrollar proyectos de investigación, desarrollo, innovación y producción, que contribuyan al progreso científico de la nación, dirigidas a coadyuvar en la independencia tecnológica de la Fuerza Armada Nacional Bolivariana (Fanb), autorizada para la subvención dirigida especialmente hacia las áreas de talento humano, fortalecimiento de espacios para la investigación y proyectos de desarrollo, con la clara finalidad de promover actividades apropiadas que fortalezcan la visión socialista de innovación para la defensa nacional.

Con el propósito de lograr promover la investigación científica y tecnológica para la defensa nacional, recibe financiamiento a través de su órgano de adscripción y del Fondo Nacional de Ciencia, Tecnología e Innovación (Fonacit).

La Fundación, atenderá proyectos científicos y/o tecnológicos de toda la Fanb, del Ministerio del Poder Popular para la Defensa y sus entes adscritos, del Comando Estratégico Operacional y de la Milicia Nacional Bolivariana.

Es importante acotar que su denominación proviene del dialecto pemón que evoca la simbología del guerrero, valiente, con fuerza y poder.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**740.447.104**
INGRESOS CORRIENTES ORDINARIOS	740.447.104
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	5.000.000
Venta de otros bienes y servicios	5.000.000
INGRESOS DE LA PROPIEDAD	74.624.193
Intereses	74.624.193
Intereses internos	74.624.193
Intereses por depósitos	74.624.193
TRANSFERENCIAS CORRIENTES	660.822.911
Transferencias corrientes del sector público	660.822.911
Transferencias corrientes internas recibidas del sector público	660.822.911
De la República	10.822.911
De los entes descentralizados sin fines empresariales	650.000.000
INGRESOS DE CAPITAL	**3.194.466**
RECURSOS PROPIOS DE CAPITAL	3.194.466
Incremento de la depreciación y amortización acumuladas	3.194.466
FUENTES FINANCIERAS	**1.170.040**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.170.040
Disminución de otros activos financieros	1.170.040
Disminución de disponibilidades	1.170.040
Disminución de bancos	1.170.040
TOTAL RECURSOS	**744.811.610**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**731.061.610**
GASTOS DE CONSUMO	66.047.816
Remuneraciones	9.566.050
Sueldos, salarios y otras retribuciones	1.667.427
Beneficios y complementos de sueldos y salarios	5.489.090
Aportes patronales	205.771
Prestaciones sociales y otras indemnizaciones	463.820
Asistencia socioeconómica	1.739.942
Compra de bienes y servicios	47.717.500
Bienes de consumo	19.500.000
Servicios no personales	28.217.500
Impuestos indirectos	5.569.800
Depreciación y amortización	3.194.466
TRANSFERENCIAS Y DONACIONES CORRIENTES	654.513.794
Al sector privado	1.000.000
Donaciones corrientes al sector privado	1.000.000
Donaciones a personas	1.000.000
Al sector público	653.513.794
Transferencias corrientes al sector público	653.513.794
A los entes descentralizados sin fines empresariales para sus gastos	653.513.794
OTROS GASTOS CORRIENTES	10.500.000
Otros gastos corrientes	10.500.000
Bienes y servicios para la venta	10.500.000
GASTOS DE CAPITAL	**13.750.000**
INVERSIÓN REAL DIRECTA	13.750.000
Formación bruta de capital fijo	12.750.000
Maquinaria, equipos y otros bienes muebles	12.750.000
Bienes intangibles	1.000.000
TOTAL EGRESOS	**744.811.610**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129045	Gestionar proyectos de investigación y desarrollo científico y tecnológico para la Fuerza Armada Nacional Bolivariana, (Fanb.).	Proyecto de investigación	20						650.000.000		1.170.040	651.170.040
TOTAL									650.000.000		1.170.040	651.170.040

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	5.743.139		3.822.911				9.566.050
02	Gestión Administrativa	77.075.520		7.000.000				84.075.520
TOTAL		82.818.659		10.822.911				93.641.570

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	6	3		9	889.432		**889.432**
Profesional y Técnico	3	3		6	622.252		622.252
Personal Administrativo	2			2	178.120		178.120
Obrero	1			1	89.060		89.060
TOTAL	6	3		9	**889.432**		889.432

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	9.566.050
4.02	Materiales, suministros y mercancías	30.000.000
4.03	Servicios no personales	33.787.300
4.04	Activos reales	13.750.000
4.07	Transferencias y donaciones	654.513.794
4.08	Otros gastos	3.194.466
	TOTAL	744.811.610

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**740.447.104**
INGRESOS CORRIENTES ORDINARIOS	740.447.104
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	5.000.000
Venta de otros bienes y servicios	5.000.000
INGRESOS DE LA PROPIEDAD	74.624.193
Intereses	74.624.193
Intereses internos	74.624.193
Intereses por depósitos	74.624.193
TRANSFERENCIAS CORRIENTES	660.822.911
Transferencias corrientes del sector público	660.822.911
Transferencias corrientes internas recibidas del sector público	660.822.911
De la República	10.822.911
Del Ministerio del Poder Popular para la Defensa	10.822.911
Ingresos Ordinarios	10.822.911
De los entes descentralizados sin fines empresariales	650.000.000
Fondo Nacional de Ciencia, Tecnología e Innovación (Fonacit)	650.000.000
1.2 GASTOS CORRIENTES	**731.061.610**
GASTOS DE CONSUMO	66.047.816
Remuneraciones	9.566.050
Sueldos, salarios y otras retribuciones	1.667.427
Beneficios y complementos de sueldos y salarios	5.489.090
Aportes patronales	205.771
Prestaciones sociales y otras indemnizaciones	463.820
Asistencia socioeconómica	1.739.942
Compra de bienes y servicios	47.717.500
Bienes de consumo	19.500.000
Servicios no personales	28.217.500
Impuestos indirectos	5.569.800
Depreciación y amortización	3.194.466
TRANSFERENCIAS Y DONACIONES CORRIENTES	654.513.794
Al sector privado	1.000.000
Donaciones corrientes al sector privado	1.000.000
Donaciones a personas	1.000.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Al sector público	653.513.794
Transferencias corrientes al sector público	653.513.794
A los entes descentralizados sin fines empresariales para sus gastos	653.513.794
OTROS GASTOS CORRIENTES	10.500.000
Otros gastos corrientes	10.500.000
Bienes y servicios para la venta	10.500.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**9.385.494**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**12.579.960**
RECURSOS PROPIOS DE CAPITAL	12.579.960
Ahorro en cuenta corriente	9.385.494
Incremento de la depreciación y amortización acumuladas	3.194.466
2.2 GASTOS DE CAPITAL	**13.750.000**
INVERSIÓN REAL DIRECTA	13.750.000
Formación bruta de capital fijo	12.750.000
Maquinaria, equipos y otros bienes muebles	12.750.000
Bienes intangibles	1.000.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.170.040)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**1.170.040**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.170.040
Disminución de otros activos financieros	1.170.040
Disminución de disponibilidades	1.170.040
Disminución de bancos	1.170.040
3.2 APLICACIONES FINANCIERAS	**1.170.040**
DÉFICIT FINANCIERO	1.170.040

A1375

Universidad Militar Bolivariana de Venezuela (UMBV)

UNIVERSIDAD MILITAR BOLIVARIANA DE VENEZUELA (UMBV)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Militar Bolivariana de Venezuela (Umbv), es un ente descentralizado cuyo objeto principal es brindar formación integral y permanente a los profesionales militares de los componentes de la Fuerza Armada Nacional Bolivariana, la Milicia Bolivariana y los civiles, en materia de Defensa Integral de la Nación, y en áreas dirigidas a las actividades de seguridad nacional.

Para el Ejercicio Económico Financiero 2016, la Umbv estima lograr la mayor eficiencia y eficacia en la asignación de los recursos públicos, siendo de especial relevancia racionalizar su uso, dándole importancia a los objetivos y metas que den cumplimiento a su misión y visión, en concordancia con las estrategias fijadas en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013 – 2019.

Los lineamientos dictados por esta casa de estudios, permiten iniciar diversos programas que aunados a las prioridades gubernamentales sirven de apoyo, para impulsar un cambio favorable en el bienestar de los jóvenes que deciden tomar la carrera de las armas, con la finalidad de lograr la excelencia académica que sirva de pilar para ampliar en los próximos años los programas académicos, en función de la disponibilidad de los recursos.

En relación a ello, todos los proyectos formulados por la Umbv, fueron seleccionados como vértices en términos del Plan Operativo Anual (Poan) para el año 2016, los cuales son considerados de vanguardia e importancia para la consecución de la suprema felicidad social.

La política de cobertura de los servicios, está dirigida a la atención de las necesidades del personal docente, administrativo y la población estudiantil en general, así como el acondicionamiento, mantenimiento y adecuación de los ambientes y áreas de trabajo de los diferentes institutos que integran la Umbv, con el propósito de garantizar la formación integral y permanente de profesionales militares y civiles comprometidos con la profundización en la conformación de un pensamiento y estrategia militar nacional.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.417.575.999**
INGRESOS CORRIENTES ORDINARIOS	1.417.575.999
TRANSFERENCIAS CORRIENTES	1.417.575.999
Transferencias corrientes del sector público	1.417.575.999
Transferencias corrientes internas recibidas del sector público	1.417.575.999
De la República	1.417.575.999
INGRESOS DE CAPITAL	**25.821.943**
RECURSOS PROPIOS DE CAPITAL	25.821.943
Incremento de la depreciación y amortización acumuladas	25.821.943
TOTAL RECURSOS	**1.443.397.942**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.241.653.123**
GASTOS DE CONSUMO	1.233.219.294
Remuneraciones	677.330.672
Sueldos, salarios y otras retribuciones	348:413.692
Beneficios y complementos de sueldos y salarios	129.023.062
Aportes patronales	28 101.023
Prestaciones sociales y otras indemnizaciones	58.817.119
Asistencia socioeconómica	112.975.776
Compra de bienes y servicios	456.276.523
Bienes de consumo	342.310.467
Servicios no personales	113.966.056
Impuestos indirectos	73.790.156
Depreciación y amortización	25.821.943
GASTOS DE LA PROPIEDAD	33.829
Derechos sobre bienes intangibles	33.829
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.400.000
Al sector privado	8.400.000
Transferencias corrientes al sector privado	8.400.000
Directas a personas	8.400.000
Otras transferencias directas a personas	8.400.000
GASTOS DE CAPITAL	**201.744.819**
INVERSIÓN REAL DIRECTA	201.744.819
Formación bruta de capital fijo	201.588.819
Maquinaria, equipos y otros bienes muebles	131.588.819
Construcciones de bienes de dominio privado	70.000.000
Bienes intangibles	156.000
TOTAL EGRESOS	**1.443.397.942**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128947	Intercambio y gestión del conocimiento con la sociedad	Persona	3.173					70.446.433				70.446.433
128948	Sistema de recursos para la formación e intercambio académico	Usuario	267.864	100.000	167.864			44.225.848				44.225.848
128950	Formación en postgrado o estudios avanzados	Matrícula	4.158					271.074.483				271.074.483
128952	Investigación, innovación y gestión del conocimiento	Investigación	10					40.709.793				40.709.793
128964	Formación de estudiantes en carreras	Matrícula	6.851					654.170.508				654.170.508
128980	Formación de estudiantes en los programas nacionales de formación (PNF)	Matrícula	2.476					59.959.564				59.959.564
128985	Desarrollo y mantenimiento de la infraestructura	Metro cuadrado	289					125.143.965				125.143.965
TOTAL								1.265.730.594				1.265.730.594

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			130.000.000				130.000.000
02	Gestión Administrativa	25.821.943		21.845.405				47.667.348
	TOTAL	25.821.943		151.845.405				177.667.348

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**846**	**1.149**		**1.995**	**201.407.316**		**201.407.316**
Profesional y Técnico	106	126		232	24.233.728		24.233.728
Personal Administrativo	66	101		167	15.419.286		15.419.286
Personal Docente	427	588		1.015	89.237.952		89.237.952
Personal de Investigación	79	93		172	36.403.117		36.403.117
Obrero	168	241		409	36.113.233		36.113.233
TOTAL	846	1.149		1.995	201.407.316		201.407.316

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	677.330.672
4.02	Materiales, suministros y mercancías	342.310.467
4.03	Servicios no personales	187.790.041
4.04	Activos reales	201.744.819
4.07	Transferencias y donaciones	8.400.000
4.08	Otros gastos	25.821.943
	TOTAL	1.443.397.942

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.417.575.999**
INGRESOS CORRIENTES ORDINARIOS	1.417.575.999
TRANSFERENCIAS CORRIENTES	1.417.575.999
Transferencias corrientes del sector público	1.417.575.999
Transferencias corrientes internas recibidas del sector público	1.417.575.999
De la República	1.417.575.999
Ministerio del Poder Popular para la Defensa	1.407.730.594
- Ingresos Ordinarios	1.407.730.594
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	9.845.405
- Ingresos Ordinarios	9.845.405
1.2 GASTOS CORRIENTES	**1.241.653.123**
GASTOS DE CONSUMO	1.233.219.294
Remuneraciones	677.330.672
Sueldos, salarios y otras retribuciones	348.413.692
Beneficios y complementos de sueldos y salarios	129.023.062
Aportes patronales	28.101.023
Prestaciones sociales y otras indemnizaciones	58.817.119
Asistencia socioeconómica	112.975.776
Compra de bienes y servicios	456.276.523
Bienes de consumo	342.310.467
Servicios no personales	113.966.056
Impuestos indirectos	73.790.156
Depreciación y amortización	25.821.943
GASTOS DE LA PROPIEDAD	33.829
Derechos sobre bienes intangibles	33.829
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.400.000
Al sector privado	8.400.000
Transferencias corrientes al sector privado	8.400.000
Directas a personas	8.400.000
Otras transferencias directas a personas	8.400.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	175.922.876
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	201.744.819
RECURSOS PROPIOS DE CAPITAL	201.744.819
Ahorro en cuenta corriente	175.922.876
Incremento de la depreciación y amortización acumuladas	25.821.943
2.2 GASTOS DE CAPITAL	201.744.819
INVERSIÓN REAL DIRECTA	201.744.819
Formación bruta de capital fijo	201.588.819
Maquinaria, equipos y otros bienes muebles	131.588.819
Construcciones de bienes de dominio privado	70.000.000
Bienes intangibles	156.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

10
Ministerio del Poder Popular para la Educación

Ministerio del Poder Popular para la Educación

A0056 Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (IPASME)
A0129 Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA)
A0135 Academia Nacional de Ciencias Económicas
A0136 Academia de Ciencias Físicas, Matemáticas y Naturales
A0137 Academia de Ciencias Políticas y Sociales
A0138 Academia Nacional de la Historia
A0139 Academia Venezolana de la Lengua
A0140 Academia Nacional de Medicina
A0323 Fundación de Edificaciones y Dotaciones Educativas (FEDE)
A0387 Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (CENAMEC)
A0409 Fundación Medios Audiovisuales al Servicio de la Educación (EDUMEDIA)
A0410 Fundación Bolivariana de Informática y Telemática (FUNDABIT)
A0425 Fundación Samuel Robinson
A0477 Fundación Colombeia
A0911 Academia Nacional de la Ingeniería y el Hábitat

A0056

Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (IPASME)

INSTITUTO DE PREVISIÓN Y ASISTENCIA SOCIAL PARA EL PERSONAL DEL MINISTERIO DE EDUCACIÓN (IPASME)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (Ipasme), tiene por objeto promover y desarrollar un Sistema de Seguridad Social Integral orientado al mejoramiento permanente de la calidad de vida de los profesores, maestros y personal administrativo del Ministerio del Poder Popular para la Educación y otros organismos afiliados, mediante la prestación oportuna y eficiente de asistencia en sus requerimientos de afiliación, créditos hipotecarios o personales; médico-asistencial, recreativo, deportivos, y de ayudas socio-económicas, siendo imprescindible para ello el establecimiento de mecanismos que garanticen la protección social.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**18.231.447.941**
INGRESOS CORRIENTES ORDINARIOS	18.231.447.941
INGRESOS NO TRIBUTARIOS	10.506.859.213
Ingresos por aportes y contribuciones a la seguridad social	10.506.859.213
INGRESOS DE OPERACIÓN	291.740.785
Ingresos financieros de instituciones financieras	272.380.258
Otros ingresos de operación	19.360.527
INGRESOS DE LA PROPIEDAD	5.522.310
Intereses	5.444.166
Intereses internos	5.444.166
Intereses por títulos-valores	5.444.166
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	78.144
Alquileres	78.144
TRANSFERENCIAS CORRIENTES	7.427.325.633
Transferencias corrientes del sector público	7.427.325.633
Transferencias corrientes internas recibidas del sector público	7.427.325.633
De la República	7.427.325.633

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS DE CAPITAL	**251.799.411**
RECURSOS PROPIOS DE CAPITAL	13.685.690
Incremento de la depreciación y amortización acumuladas	13.685.690
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	238.113.721
Recuperación de préstamos de corto plazo de la República y entes descentralizados sin fines empresariales	238.113.721
Al sector privado	238.113.721
FUENTES FINANCIERAS	**7.881.716**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	7.881.716
Disminución de otros activos financieros	7.881.716
Disminución de cuentas por cobrar a mediano y largo plazo	7.881.716
Disminución de cuentas comerciales por cobrar a mediano y largo plazo	7.881.716
TOTAL RECURSOS	**18.491.129.068**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**13.582.298.949**
GASTOS DE CONSUMO	12.178.626.982
Remuneraciones	9.785.665.669
Sueldos, salarios y otras retribuciones	4.139.861.417
Beneficios y complementos de sueldos y salarios	2.291.809.988
Aportes patronales	322.225.032
Prestaciones sociales y otras indemnizaciones	1.603.402.248
Asistencia socioeconómica	1.428.366.984
Compra de bienes y servicios	2.055.578.461
Bienes de consumo	598.812.188
Servicios no personales	1.456.766.273
Impuestos indirectos	323.697.162
Depreciación y amortización	13.685.690

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS DE LA PROPIEDAD	22.000
Derechos sobre bienes intangibles	22.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.343.331.485
Al sector privado	1.343.331.485
Transferencias corrientes al sector privado	1.292.832.029
Directas a personas	1.227.940.836
Pensiones y otros beneficios asociados	315.404.124
Jubilaciones y otros beneficios asociados	912.536.712
A instituciones sin fines de lucro	8.200
Otras transferencias corrientes internas al sector privado	64.882.993
Donaciones corrientes al sector privado	50.499.456
Donaciones a personas	50.467.206
Donaciones a instituciones sin fines de lucro	32.250
OTROS GASTOS CORRIENTES	60.318.482
Obligaciones del ejercicio vigente	105.000
Indemnizaciones diversas	105.000
Indemnizaciones y sanciones pecuniarias	210.000
Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	105.000
Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	105.000
Otros gastos corrientes	60.003.482
Bienes y servicios para la venta	60.003.482
GASTOS DE CAPITAL	**4.660.742.039**
INVERSIÓN REAL DIRECTA	2.302.914.374
Formación bruta de capital fijo	2.302.914.374
Maquinaria, equipos y otros bienes muebles	1.528.598.229
Construcciones de bienes de dominio privado	774.316.145
TRANSFERENCIAS Y DONACIONES DE CAPITAL	4.283.050
Al sector privado	4.283.050
Donaciones de capital al sector privado	4.283.050
A personas	3.283.050
A instituciones sin fines de lucro	1.000.000
INVERSIÓN FINANCIERA	2.353.544.615
Concesión de préstamos a corto plazo	2.353.544.615
Al sector privado	2.353.544.615

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**248.088.080**
INVERSIÓN FINANCIERA	15.345.674
Incremento de otros activos financieros	15.345.674
Incremento de disponibilidades	15.345.674
Incremento de bancos	15.345.674
DISMINUCIÓN DE PASIVOS	232.742.406
Disminución de cuentas y efectos por pagar	205.400.380
Disminución de cuentas y efectos por pagar a corto plazo	190.400.380
Disminución de sueldos, salarios y otras remuneraciones por pagar	38.728 842
Disminución de aportes patronales y retenciones laborales por pagar	138.523.650
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	66.007.040
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	40.000.000
Disminución de aportes patronales y retenciones laborales por pagar a organismos de seguridad social	32.516.610
Disminución cuentas por pagar a proveedores a corto plazo	13.147.888
Disminución de otras cuentas y efectos por pagar	15.000.000
Disminución de otras cuentas por pagar a corto plazo	15.000.000
Disminución de otros pasivos	27.342.026
Disminución de obligaciones de ejercicios anteriores	27 342 026
TOTAL EGRESOS	**18.491.129.068**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128269	Atención Integral a los(as) afiliados(as) y beneficiarios (as) del Ipasme y comunidad en general.	Persona	6.004.620			10.270.886.226		3.105.195.338			245.995.437	13.622.077.001
	TOTAL					**10.270.886.226**		**3.105.195.338**			**245.995.437**	**13.622.077.001**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	31.405.889		2.719.825.849				2.751.231.738
02	Gestión Administrativa	515.515.883		374.363.610				889.879.493
03	Previsión y Protección Social			1.227.940.836				1.227.940.836
	TOTAL	**546.921.772**		**4.322.130.295**				**4.869.052.067**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**8.134**	**2.382**		**10.516**	**1.818.911.812**	**37.677.360**	**1.856.589.172**
Alto Nivel y de Dirección		3		3	1.371.888		1.371.888
Directivo	115	38		153	1.679.315		1.679.315
Profesional y Técnico	3.484	828		4.312	723.254.928	17.715.759	740.970.687
Personal Administrativo	1.685	562		2.247	368.718.204	9.010.642	377.728.846
Personal Médico	680	227		907	326.173.793	7.970.951	334.144.744
Obrero	2.170	724		2.894	397.713.684	2.980.008	400.693.692
Personal Contratado	**3.110**	**867**		**3.977**	**212.437.888**		**212.437.888**
Directivo	59	20		79	192.340		192.340
Profesional y Técnico	1.229	240		1.469	103.787.469		103.787.469
Personal Administrativo	793	264		1.057	39.504.772		39.504.772
Personal Médico	638	213		851	32.574.143		32.574.143
Obrero	391	130		521	36.379.164		36.379.164
TOTAL	**11.244**	**3.249**		**14.493**	**2.031.349.700**	**37.677.360**	**2.069.027.060**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**2.490**	**862**	**3.352**	**912.536.712**
Médicos	517	462	979	141.490.687
Empleados	967	206	1.173	428.439.281
Obreros	1.006	194	1.200	342.606.744
Pensionados	**930**	**280**	**1.210**	**315.404.124**
Médicos	101	75	176	48.904.058
Empleados	578	149	727	148.083.373
Obreros	251	56	307	118.416.693
TOTAL	**3.420**	**1.142**	**4.562**	**1.227.940.836**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	9.785.665.669
4.02	Materiales, suministros y mercancías	658.815.670
4.03	Servicios no personales	1.780.485.435
4.04	Activos reales	2.302.914.374
4.05	Activos financieros	2.368.890.289
4.07	Transferencias y donaciones	1.347.614.535
4.08	Otros gastos	14.000.690
4.11	Disminución de pasivos	232.742.406
	TOTAL	**18.491.129.068**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**18.231.447.941**
INGRESOS CORRIENTES ORDINARIOS	18.231.447.941
INGRESOS NO TRIBUTARIOS	10.506.859.213
Ingresos por aportes y contribuciones a la seguridad social	10.506.859.213
INGRESOS DE OPERACIÓN	291.740.785
Ingresos financieros de instituciones financieras	272.380.258
Otros ingresos de operación	19.360.527
INGRESOS DE LA PROPIEDAD	5.522.310
Intereses	5.444.166
Intereses internos	5.444.166
Intereses por títulos-valores	5.444.166
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	78.144
Alquileres	78.144
TRANSFERENCIAS CORRIENTES	7.427.325.633
Transferencias corrientes del sector público	7.427.325.633
Transferencias corrientes internas recibidas del sector público	7.427.325.633
De la República	7.427.325.633
Ministerio del Poder Popular para la Educación	7.427.325.633
Recursos Ordinarios	7.427.325.633

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1.2 GASTOS CORRIENTES	**13.582.298.949**
GASTOS DE CONSUMO	12.178.626.982
Remuneraciones	9.785.665.669
Sueldos, salarios y otras retribuciones	4.139.861.417
Beneficios y complementos de sueldos y salarios	2.291.809.988
Aportes patronales	322.225.032
Prestaciones sociales y otras indemnizaciones	1.603.402.248
Asistencia socioeconómica	1.428.366.984
Compra de bienes y servicios	2.055.578.461
Bienes de consumo	598.812.188
Servicios no personales	1.456.766.273
Impuestos indirectos	323.697.162
Depreciación y amortización	13.685.690
GASTOS DE LA PROPIEDAD	22.000
Derechos sobre bienes intangibles	22.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.343.331.485
Al sector privado	1.343.331.485
Transferencias corrientes al sector privado	1.292.832.029
Directas a personas	1.227.940.836
Pensiones y otros beneficios asociados	315.404.124
Jubilaciones y otros beneficios asociados	912.536.712
A instituciones sin fines de lucro	8.200
Otras transferencias corrientes internas al sector privado	64.882.993
Donaciones corrientes al sector privado	50.499.456
Donaciones a personas	50.467.206
Donaciones a instituciones sin fines de lucro	32.250
OTROS GASTOS CORRIENTES	60.318.482
Obligaciones del ejercicio vigente	105.000
Indemnizaciones diversas	105.000
Indemnizaciones y sanciones pecuniarias	210.000
Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	105.000
Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	105.000
Otros gastos corrientes	60.003.482
Bienes y servicios para la venta	60.003.482
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**4.649.148.992**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**4.900.948.403**
RECURSOS PROPIOS DE CAPITAL	4.662.834.682
Ahorro en cuenta corriente	4.649.148.992
Incremento de la depreciación y amortización acumuladas	13.685.690
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	238.113.721
Recuperación de préstamos de corto plazo de la República y entes descentralizados sin fines empresariales	238.113.721
Al sector privado	238.113.721
2.2 GASTOS DE CAPITAL	**4.660.742.039**
INVERSIÓN REAL DIRECTA	2.302.914.374
Formación bruta de capital fijo	2.302.914.374
Maquinaria, equipos y otros bienes muebles	1.528.598.229
Construcciones de bienes de dominio privado	774.316.145
TRANSFERENCIAS Y DONACIONES DE CAPITAL	4.283.050
Al sector privado	4.283.050
Donaciones de capital al sector privado	4.283.050
A personas	3.283.050
A instituciones sin fines de lucro	1.000.000
INVERSIÓN FINANCIERA	2.353.544.615
Concesión de préstamos a corto plazo	2.353.544.615
Al sector privado	2.353.544.615
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**240.206.364**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**248.088.080**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	7.881.716
Disminución de otros activos financieros	7.881.716
Disminución de cuentas por cobrar a mediano y largo plazo	7.881.716
Disminución de cuentas comerciales por cobrar a mediano y largo plazo	7.881.716
SUPERÁVIT FINANCIERO	240.206.364
3.2 APLICACIONES FINANCIERAS	**248.088.080**
INVERSIÓN FINANCIERA	15.345.674
Incremento de otros activos financieros	15.345.674
Incremento de disponibilidades	15.345.674
Incremento de bancos	15.345.674
DISMINUCIÓN DE PASIVOS	232.742.406
Disminución de cuentas y efectos por pagar	205.400.380
Disminución de cuentas y efectos por pagar a corto plazo	190.400.380
Disminución de sueldos, salarios y otras remuneraciones por pagar	38.728.842

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Disminución de aportes patronales y retenciones laborales por pagar	138.523.650
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	66.007.040
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	40.000.000
Disminución de aportes patronales y retenciones laborales por pagar a organismos de seguridad social	32.516.610
Disminución cuentas por pagar a proveedores a corto plazo	13.147.888
Disminución de otras cuentas y efectos por pagar	15.000.000
Disminución de otras cuentas por pagar a corto plazo	15.000.000
Disminución de otros pasivos	27.342.026
Disminución de obligaciones de ejercicios anteriores	27.342.026

A0129

Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA)

SERVICIO NACIONAL AUTÓNOMO DE ATENCIÓN INTEGRAL A LA INFANCIA Y A LA FAMILIA (SENIFA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA), tiene como misión promover, financiar y asesorar a organizaciones comunitarias, gobiernos regionales y locales, dentro de un esquema de responsabilidad compartida, con la finalidad de apoyar el desarrollo integral de la infancia y su familia en situación de pobreza.

Para el Ejercicio Económico Financiero 2016 ejecutará el proyecto "Fortalecimiento de la atención integral a niñas y niños de 0 a 6 años de edad y su entorno" con el que prevé atender una población de 170.872 niñas y niños.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**3.576.973.341**
INGRESOS CORRIENTES ORDINARIOS	3.576.973.341
TRANSFERENCIAS CORRIENTES	3.576 973.341
Transferencias corrientes del sector público	3.576.973.341
Transferencias corrientes internas recibidas del sector público	3.576.973.341
De la República	3.576.973.341
INGRESOS DE CAPITAL	**2.824.947**
RECURSOS PROPIOS DE CAPITAL	2.824.947
Incremento de la depreciación y amortización acumuladas	2.824.947
TOTAL RECURSOS	**3.579.798.288**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**3.523.596.033**
GASTOS DE CONSUMO	3.459.347.469
Remuneraciones	3.308.393.261
Sueldos, salarios y otras retribuciones	1.390.611.062
Beneficios y complementos de sueldos y salarios	942.765.636
Aportes patronales	198.248.266
Prestaciones sociales y otras indemnizaciones	310.926.663
Asistencia socioeconómica	465.841.634
Compra de bienes y servicios	138.642.037
Bienes de consumo	91.212.340
Servicios no personales	47.429.697
Impuestos indirectos	9.487.224
Depreciación y amortización	2.824.947
TRANSFERENCIAS Y DONACIONES CORRIENTES	64.148.564
Al sector privado	64.148.564
Donaciones corrientes al sector privado	64.148.564
Donaciones a personas	64.148.564
OTROS GASTOS CORRIENTES	100.000
Indemnizaciones y sanciones pecuniarias	100.000
Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	100.000
GASTOS DE CAPITAL	**56.202.255**
INVERSIÓN REAL DIRECTA	56.202.255
Formación bruta de capital fijo	56.202.255
Maquinaria, equipos y otros bienes muebles	56.202.255
TOTAL EGRESOS	**3.579.798.288**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128272	Fortalecimiento de la atención integral a ninas y niños de 0 a 6 años de edad y su entorno.	Población	170.872					3.400.609.962				3.400.609.962
TOTAL								3.400.609.962				3.400.609.962

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			160.550.391				160.550.391
02	Gestión Administrativa	2.824.947		15.812.988				18.637.935
TOTAL		2.824.947		176.363.379				179.188.326

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**140**	**19**		**159**	**13.880.458**	**13.880.461**	**27.760.919**
Directivo	45	3		48	4.190.327	4.190.328	8.380.655
Profesional y Técnico	61	16		77	6.721.983	6.721.984	13.443.967
Personal Administrativo	34			34	2.968.148	2.968.149	5.936.297
Personal Contratado	**23.617**	**105**		**23.722**	**1.255.938.388**		**1.255.938.388**
Directivo	16	4		20	1.858.169		1.858.169
Profesional y Técnico	200	26		226	20.997.313		20.997.313
Personal Administrativo	21.880	75		21.955	1.150.918.941		1.150.918.941
Personal Docente	1.521			1.521	82.163.965		82.163.965
TOTAL	**23.757**	**124**		**23.881**	**1.269.818.846**	**13.880.461**	**1.283.699.307**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	3.308.393.261
4.02	Materiales, suministros y mercancías	91.212.340
4.03	Servicios no personales	56.916.921
4.04	Activos reales	56.202.255
4.07	Transferencias y donaciones	64.148.564
4.08	Otros gastos	2.924.947
	TOTAL	**3.579.798.288**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.576.973.341**
INGRESOS CORRIENTES ORDINARIOS	3.576.973.341
TRANSFERENCIAS CORRIENTES	3.576.973.341
Transferencias corrientes del sector público	3.576.973.341
Transferencias corrientes internas recibidas del sector público	3.576.973.341
De la República	3.576.973.341
Ministerio del Poder Popular para la Educación	3.576.973.341
Recursos Ordinarios	3.576.973.341
1.2 GASTOS CORRIENTES	**3.523.596.033**
GASTOS DE CONSUMO	3.459.347.469
Remuneraciones	3.308.393.261
Sueldos, salarios y otras retribuciones	1.390.611.062
Beneficios y complementos de sueldos y salarios	942.765.636
Aportes patronales	198.248.266
Prestaciones sociales y otras indemnizaciones	310.926.663
Asistencia socioeconómica	465.841.634
Compra de bienes y servicios	138.642.037
Bienes de consumo	91.212.340
Servicios no personales	47.429.697
Impuestos indirectos	9.487.224
Depreciación y amortización	2.824.947
TRANSFERENCIAS Y DONACIONES CORRIENTES	64.148.564
Al sector privado	64.148.564
Donaciones corrientes al sector privado	64.148.564
Donaciones a personas	64.148.564
OTROS GASTOS CORRIENTES	100.000
Indemnizaciones y sanciones pecuniarias	100.000
Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	100.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**53.377.308**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**56.202.255**
RECURSOS PROPIOS DE CAPITAL	56.202.255
Ahorro en cuenta corriente	53.377.308
Incremento de la depreciación y amortización acumuladas	2.824.947
2.2 GASTOS DE CAPITAL	**56.202.255**
INVERSIÓN REAL DIRECTA	56.202.255
Formación bruta de capital fijo	56.202.255
Maquinaria, equipos y otros bienes muebles	56.202.255
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0135

Academia Nacional de Ciencias Económicas

ACADEMIA NACIONAL DE CIENCIAS ECONÓMICAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Academia tiene como misión, contribuir con el desarrollo de las Ciencias Económicas en sus aspectos teóricos y políticos, con especial énfasis en América Latina y Venezuela, a través del impulso a la investigación, de la colaboración en la definición de estrategias para el desarrollo económico y social en los distintos planes de la Nación, de la participación en el diseño y en la elaboración de programas docentes de las instituciones de educación superior, de la proposición de iniciativas legislativas y de la promoción de publicaciones, conferencias y foros científicos y políticos.

La Academia Nacional de Ciencias Económicas, se concibe como una Corporación de alto nivel científico, de carácter público con ámbito nacional, abocada al estudio de la economía en sus aspectos teóricos y políticos. Es una entidad respetuosa de la Ley y de los derechos de la sociedad civil en pro del bien común y del progreso.

Para el Ejercicio Económico Financiero 2016, el ente prevé alcanzar la siguiente meta: atender a 9.000 usuarios a través del proyecto "Difusión del conocimiento de la Economía vinculado con la realidad socialista del país"

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**3.990.411**
INGRESOS CORRIENTES ORDINARIOS	3.990.411
TRANSFERENCIAS CORRIENTES	3.990.411
Transferencias corrientes del sector público	3.990.411
Transferencias corrientes internas recibidas del sector público	3.990.411
De la República	3.990.411
INGRESOS DE CAPITAL	**6.936**
RECURSOS PROPIOS DE CAPITAL	6.936
Incremento de la depreciación y amortización acumuladas	6.936
TOTAL RECURSOS	**3.997.347**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**3.997.347**
GASTOS DE CONSUMO	3.997.347
Remuneraciones	2.642.052
Sueldos, salarios y otras retribuciones	1.589.258
Beneficios y complementos de sueldos y salarios	709.490
Aportes patronales	95.389
Prestaciones sociales y otras indemnizaciones	215.915
Asistencia socioeconómica	32.000
Compra de bienes y servicios	1.327.547
Bienes de consumo	80.310
Servicios no personales	1.247.237
Impuestos indirectos	20.812
Depreciación y amortización	6.936
TOTAL EGRESOS	3.997.347

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
				Género		Ingresos					Fuentes Financieras	
							Transferencias y Donaciones					
							De la República					
		Unidad de Medida	Cantidad	Fem.	Masc.	Ingresos Propios	Proyectos por Endeudamiento	Otras	De los Entes Descentralizados	Otras		
128307	Difusión del conocimiento de la Economia vinculado con la realidad socialista del pais	Usuano	9.000	5.400	3.600			2.480.259				2.430.259
	TOTAL							2.480.259				2.480.259

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
			Transferencias y Donaciones					
			De la República					
		Ingresos Propios	Proyectos por Endeudamiento	Otras	De los Entes Descentralizados	Otras		
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			1.330.730				1.330.730
02	Gestion Administrativa	6.936		179.422				186.358
	TOTAL	6.936		1.510.152				1.517.088

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	5	3		8	741.172		741.172
Profesional y Técnico	1			1	184.835		184.835
Personal Administrativo	3	2		5	378.217		378.217
Obrero	1	1		2	178.120		178.120
Personal Contratado	1	2		3	330.660		330.660
Profesional y Técnico	1	2		3	330.660		330.660
TOTAL	6	5		11	1.071.832		1.071.832

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	2.642.052
4.02	Materiales, suministros y mercancías	80.310
4.03	Servicios no personales	1.268.049
4.08	Otros gastos	6.936
	TOTAL	3.997.347

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.990.411**
INGRESOS CORRIENTES ORDINARIOS	3.990.411
TRANSFERENCIAS CORRIENTES	3.990.411
Transferencias corrientes del sector público	3.990.411
Transferencias corrientes internas recibidas del sector público	3.990.411
De la República	3.990.411
Ministerio del Poder Popular para la Educación	3.990.411
Recursos Ordinarios	3.990.411
1.2 GASTOS CORRIENTES	**3.997.347**
GASTOS DE CONSUMO	3.997.347
Remuneraciones	2.642.052
Sueldos, salarios y otras retribuciones	1.589.258
Beneficios y complementos de sueldos y salarios	709.490
Aportes patronales	95.389
Prestaciones sociales y otras indemnizaciones	215.915
Asistencia socioeconómica	32.000
Compra de bienes y servicios	1.327.547
Bienes de consumo	80.310
Servicios no personales	1.247.237
Impuestos indirectos	20.812
Depreciación y amortización	6.936
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(6.936)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	
Desahorro en cuenta corriente	(6.936)
Incremento de la depreciación y amortización acumuladas	6.936
2.2 GASTOS DE CAPITAL	
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0136

Academia de Ciencias Físicas, Matemáticas y Naturales

ACADEMIA DE CIENCIAS FÍSICAS, MATEMÁTICAS Y NATURALES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Academia de Ciencias Físicas, Matemáticas y Naturales fue creada por ley del Congreso de los Estados Unidos de Venezuela del 19 de junio de 1917, iniciando sus actividades el mismo año, constituyéndose de esta manera como Corporación de Derecho Público, cuya actividad principal es fomentar las actividades de las ciencias físicas, matemáticas y naturales, promoviendo acciones en el ámbito nacional e internacional para el logro de una difusión y el fortalecimiento de estas ciencias y sus aplicaciones a través de conferencias, congresos, seminarios, foros, publicaciones de trabajos y cualquier otro medio que se considere adecuado para este fin.

Para el Ejercicio Económico Financiero 2016, la Academia tiene previsto atender a 220.000 usuarios a través del proyecto "Difusión e investigación de las Ciencias Físicas, Matemáticas y Naturales" y 9.000 estudiantes con el proyecto "Enseñanza de las Ciencias Basada en la Indagación".

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**3.687.847**
INGRESOS CORRIENTES ORDINARIOS	3.687.847
TRANSFERENCIAS CORRIENTES	3.687.847
Transferencias corrientes del sector público	3.687.847
Transferencias corrientes internas recibidas del sector público	3.687.847
De la República	3.687.847
INGRESOS DE CAPITAL	**48.000**
RECURSOS PROPIOS DE CAPITAL	48.000
Incremento de la depreciación y amortización acumuladas	48.000
TOTAL RECURSOS	**3.735.847**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**3.490.327**
GASTOS DE CONSUMO	3.490.327
Remuneraciones	2.371.792
Sueldos, salarios y otras retribuciones	1.355.092
Beneficios y complementos de sueldos y salarios	423.867
Aportes patronales	105.846
Prestaciones sociales y otras indemnizaciones	279.270
Asistencia socioeconómica	198.717
Otros gastos de personal	9.000
Compra de bienes y servicios	1.070.535
Bienes de consumo	156.000
Servicios no personales	914.535
Depreciación y amortización	48.000
GASTOS DE CAPITAL	**245.520**
INVERSIÓN REAL DIRECTA	245.520
Formación bruta de capital fijo	245.520
Maquinaria, equipos y otros bienes muebles	245.520
TOTAL EGRESOS	**3.735.847**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
				Género		Ingresos					Fuentes Financieras	
							Transferencias y Donaciones					
							De la República					
		Unidad de Medida	Cantidad	Fem.	Masc.	Ingresos Propios	Proyectos por Endeudamiento	Otras	De los Entes Descentralizados	Otras		
128273	Difusión e investigación de las Ciencias Físicas, Matemáticas y Naturales.	Usuario	220.000	100.000	120.000			1.831.046				1.831.046
128300	Ensenanza de las Ciencias basada en la indagación.	Estudiante	9.000					147.479				147.479
TOTAL								1.978.525				1.978.525

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
			Transferencias y Donaciones					
			De la República					
		Ingresos Propios	Proyectos por Endeudamiento	Otras	De los Entes Descentralizados	Otras		
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			1.346.338				1.346.338
02	Gestión Administrativa	48.000		362.984				410.984
TOTAL		48.000		1.709.322				1.757.322

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	4	4		8	**756.060**		**756.060**
Profesional y Técnico	1	3		4	365.400		365.400
Personal Administrativo	3			3	301.596		301.596
Obrero		1		1	89.064		89.064
Personal Contratado	1	1		2	308.000		**308.000**
Profesional y Técnico	1	1		2	308.000		308.000
TOTAL	**5**	**5**		**10**	**1.064.060**		**1.064.060**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	2.371.792
4.02	Materiales, suministros y mercancías	156.000
4.03	Servicios no personales	914.535
4.04	Activos reales	245.520
4.08	Otros gastos	48.000
	TOTAL	3.735.847

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.687.847**
INGRESOS CORRIENTES ORDINARIOS	3.687.847
TRANSFERENCIAS CORRIENTES	3.687.847
Transferencias corrientes del sector público	3.687.847
Transferencias corrientes internas recibidas del sector público	3.687.847
De la República	3.687.847
Ministerio del Poder Popular para la Educación	3.687.847
Recursos Ordinarios	3.687.847
1.2 GASTOS CORRIENTES	**3.490.327**
GASTOS DE CONSUMO	3.490.327
Remuneraciones	2.371.792
Sueldos, salarios y otras retribuciones	1.355.092
Beneficios y complementos de sueldos y salarios	423.867
Aportes patronales	105.846
Prestaciones sociales y otras indemnizaciones	279.270
Asistencia socioeconómica	198.717
Otros gastos de personal	9.000
Compra de bienes y servicios	1.070.535
Bienes de consumo	156.000
Servicios no personales	914.535
Depreciación y amortización	48.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**197.520**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**245.520**
RECURSOS PROPIOS DE CAPITAL	245.520
Ahorro en cuenta corriente	197.520
Incremento de la depreciación y amortización acumuladas	48.000
2.2 GASTOS DE CAPITAL	**245.520**
INVERSIÓN REAL DIRECTA	245.520
Formación bruta de capital fijo	245.520
Maquinaria, equipos y otros bienes muebles	245.520
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0137

Academia de Ciencias Políticas y Sociales

ACADEMIA DE CIENCIAS POLÍTICAS Y SOCIALES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Academia de Ciencias Políticas y Sociales fue creada por el Congreso Nacional, mediante Ley Orgánica del 16 de junio de 1915, y se rige por Ley del 30 de junio de 1924. Es una Corporación de Derecho Público cuyo inicio de operaciones fue en 1915 y su actividad principal es propiciar el desarrollo y progreso de las ciencias políticas y sociales en general, así como cooperar con el progreso y mejora de la legislación venezolana, redactar y revisar proyectos de códigos y demás leyes que le sean presentados por el Ejecutivo Nacional, así como aquellas de carácter local.

Su misión es realizar acciones que permitan el desarrollo, la investigación en el mundo jurídico, el progreso de las ciencias políticas y sociales en general y de las ciencias jurídicas en particular.

Para el Ejercicio Económico Financiero 2016, la Academia tiene previsto atender a 250.000 usuarios a través del proyecto "Estudio, reconocimiento y difusión del conocimiento de las Ciencias Jurídicas y Sociales".

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**5.395.079**
INGRESOS CORRIENTES ORDINARIOS	5.395.079
TRANSFERENCIAS CORRIENTES	5.395.079
Transferencias corrientes del sector público	5.395.079
Transferencias corrientes internas recibidas del sector público	5.395.079
De la República	5.395.079
INGRESOS DE CAPITAL	**72.000**
RECURSOS PROPIOS DE CAPITAL	72.000
Incremento de la depreciación y amortización acumuladas	72.000
TOTAL RECURSOS	**5.467.079**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**5.078.255**
GASTOS DE CONSUMO	5.078.255
Remuneraciones	3.382.675
Sueldos, salarios y otras retribuciones	1.570.432
Beneficios y complementos de sueldos y salarios	805.716
Aportes patronales	159.708
Prestaciones sociales y otras indemnizaciones	365.907
Asistencia socioeconómica	459.912
Otros gastos de personal	21.000
Compra de bienes y servicios	1.623.580
Bienes de consumo	210.000
Servicios no personales	1.413.580
Depreciación y amortización	72.000
GASTOS DE CAPITAL	**388.824**
INVERSIÓN REAL DIRECTA	388.824
Formación bruta de capital fijo	388.824
Maquinaria, equipos y otros bienes muebles	388.824
TOTAL EGRESOS	**5.467 079**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	Presupuesto 2016
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128288	Estudio, reconocimiento y difusión del conocimiento de las Ciencias Jurídicas y Sociales.	Usuario	250.000	130.000	120.000			3.402.362				3.402.362
	TOTAL							3.402.362				3.402.362

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						
		Ingresos					Fuentes Financieras	Presupuesto 2016
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			1.500.117				1.500.117
02	Gestión Administrativa	72.000		492.600				564.600
	TOTAL	72.000		1.992.717				2.064.717

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**10**	**3**		**13**	**1.145.610**		**1.145.610**
Profesional y Técnico	7			7	597.618		597.618
Personal Administrativo	3			3	276.000		276.000
Obrero		3		3	271.992		271.992
TOTAL	**10**	**3**		**13**	**1.145.610**		**1.145.610**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	3.382.675
4.02	Materiales, suministros y mercancías	210.000
4.03	Servicios no personales	1.413.580
4.04	Activos reales	388.824
4.08	Otros gastos	72.000
	TOTAL	**5.467.079**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**5.395.079**
INGRESOS CORRIENTES ORDINARIOS	5.395.079
TRANSFERENCIAS CORRIENTES	5.395.079
Transferencias corrientes del sector público	5.395.079
Transferencias corrientes internas recibidas del sector público	5.395.079
De la República	5.395.079
Ministerio del Poder Popular para la Educación	5.395.079
Recursos Ordinarios	5.395.079
1.2 GASTOS CORRIENTES	**5.078.255**
GASTOS DE CONSUMO	5.078.255
Remuneraciones	3.382.675
Sueldos, salarios y otras retribuciones	1.570.432
Beneficios y complementos de sueldos y salarios	805.716
Aportes patronales	159.708
Prestaciones sociales y otras indemnizaciones	365.907
Asistencia socioeconómica	459.912
Otros gastos de personal	21.000
Compra de bienes y servicios	1.623.580
Bienes de consumo	210.000
Servicios no personales	1.413.580
Depreciación y amortización	72.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**316.824**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**388.824**
RECURSOS PROPIOS DE CAPITAL	388.824
Ahorro en cuenta corriente	316.824
Incremento de la depreciación y amortización acumuladas	72.000
2.2 GASTOS DE CAPITAL	**388.824**
INVERSIÓN REAL DIRECTA	388.824
Formación bruta de capital fijo	388.824
Maquinaria, equipos y otros bienes muebles	388.824
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0138

Academia Nacional de la Historia

ACADEMIA NACIONAL DE LA HISTORIA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Academia Nacional de la Historia, es una Corporación de Derecho Público, que tiene como misión: identificar, acopiar y rescatar la información documental, hemerográfica, bibliográfica, digitalizada y audiovisual disponible sobre la vida política, económica, cultural y social de la nación; velar porque sea tratado con la mayor objetividad, así como custodiar su legado histórico, preservarlo y organizarlo.

Para el Ejercicio Económico Financiero 2016, la academia tiene previsto atender a 120.340 usuarios a través del proyecto "Promoción y difusión de los valores históricos - culturales de nuestro acervo histórico nacional".

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**5.885.511**
INGRESOS CORRIENTES ORDINARIOS	5.885.511
TRANSFERENCIAS CORRIENTES	5.885.511
Transferencias corrientes del sector público	5.885.511
Transferencias corrientes internas recibidas del sector público	5.885.511
De la República	5.885.511
INGRESOS DE CAPITAL	**11.940**
RECURSOS PROPIOS DE CAPITAL	11.940
Incremento de la depreciación y amortización acumuladas	11.940
TOTAL RECURSOS	**5.897.451**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**5.713.692**
GASTOS DE CONSUMO	5.713.692
Remuneraciones	3.979.690
Sueldos, salarios y otras retribuciones	1.249.815
Beneficios y complementos de sueldos y salarios	661.152
Aportes patronales	143.702
Prestaciones sociales y otras indemnizaciones	372.688
Asistencia socioeconómica	1.341.197
Otros gastos de personal	211.136
Compra de bienes y servicios	1.722.062
Bienes de consumo	671.981
Servicios no personales	1.050.081
Depreciación y amortización	11.940
GASTOS DE CAPITAL	**183.759**
INVERSIÓN REAL DIRECTA	183.759
Formación bruta de capital fijo	183.759
Maquinaria, equipos y otros bienes muebles	183.759
TOTAL EGRESOS	**5.897.451**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128265	Promoción y difusión de los valores históricos - culturales de nuestro acervo histórico nacional	Usuario	120.340	84.238	36.102			3.307.377				3.307.377
	TOTAL							3.307.377				3.307.377

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			2.186.729				2.186.729
02	Gestión Administrativa	11.940		391.405				403.345
	TOTAL	11.940		2.578.134				2.590.074

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**8**	**3**		**11**	**960.323**		**960.323**
Personal Administrativo	2	1		3	304.123		304.123
Obrero	6	2		8	656.200		656.200
TOTAL	**8**	**3**		**11**	**960.323**		**960.323**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	3.979.690
4.02	Materiales, suministros y mercancías	671.981
4.03	Servicios no personales	1.050.081
4.04	Activos reales	183.759
4.08	Otros gastos	11.940
	TOTAL	**5.897.451**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**5.885.511**
INGRESOS CORRIENTES ORDINARIOS	5.885.511
TRANSFERENCIAS CORRIENTES	5.885.511
Transferencias corrientes del sector público	5.885.511
Transferencias corrientes internas recibidas del sector público	5.885.511
De la República	5.885.511
Ministerio del Poder Popular para la Educación	5.885.511
Recursos Ordinarios	5.885.511
1.2 GASTOS CORRIENTES	**5.713.692**
GASTOS DE CONSUMO	5.713.692
Remuneraciones	3.979.690
Sueldos, salarios y otras retribuciones	1.249.815
Beneficios y complementos de sueldos y salarios	661.152
Aportes patronales	143.702
Prestaciones sociales y otras indemnizaciones	372.688
Asistencia socioeconómica	1.341.197
Otros gastos de personal	211.136
Compra de bienes y servicios	1.722.062
Bienes de consumo	671.981
Servicios no personales	1.050.081
Depreciación y amortización	11.940
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**171.819**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**183.759**
RECURSOS PROPIOS DE CAPITAL	183.759
Ahorro en cuenta corriente	171.819
Incremento de la depreciación y amortización acumuladas	11.940
2.2 GASTOS DE CAPITAL	**183.759**
INVERSIÓN REAL DIRECTA	183.759
Formación bruta de capital fijo	183.759
Maquinaria, equipos y otros bienes muebles	183.759
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0139

Academia Venezolana de la Lengua

ACADEMIA VENEZOLANA DE LA LENGUA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Academia Venezolana de la Lengua fue creada el 10 de abril de 1883, por el entonces Presidente de la República Antonio Guzmán Blanco, constituyéndose en un ente autónomo sin fines de lucro, e inició sus actividades el día 26 de julio de 1883, cuya misión es el mejoramiento del idioma y la difusión de la bibliografía de autores venezolanos.

La institución ha sido entendida como órgano rector de la actividad lingüística y literaria del país, auspiciando investigaciones y estudios que describen los usos de la lengua venezolana, promoviendo y divulgando la creación literaria y su estudio en todas las manifestaciones. Asimismo, entre sus tareas capitales debe destacarse la aseso-ría y el trabajo conjunto en los distintos proyectos lingüísticos de la Real Academia Española (RAE) y de la Asociación de Academias de la Lengua Española (Asale).

Para el Ejercicio Económico Financiero 2016 el ente prevé alcanzar la siguiente meta: atender a 137.000 usuarios a través del proyecto "Estímulo en la comunidad educativa del hábito de la lectura y el valor de la correcta escritura de la Lengua Española".

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.842.062**
INGRESOS CORRIENTES ORDINARIOS	1.842.062
TRANSFERENCIAS CORRIENTES	1.842.062
Transferencias corrientes del sector público	1.842.062
Transferencias corrientes internas recibidas del sector público	1.842.062
De la República	1.842.062
INGRESOS DE CAPITAL	**43.812**
RECURSOS PROPIOS DE CAPITAL	43.812
Incremento de la depreciación y amortización acumuladas	43.812
TOTAL RECURSOS	**1.885.874**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.885.874**
GASTOS DE CONSUMO	1.865.874
Remuneraciones	1.407.763
Sueldos, salarios y otras retribuciones	747.780
Beneficios y complementos de sueldos y salarios	404.887
Aportes patronales	38.073
Prestaciones sociales y otras indemnizaciones	82.346
Asistencia socioeconómica	134.677
Compra de bienes y servicios	399.771
Bienes de consumo	53.791
Servicios no personales	345.980
Impuestos indirectos	14.528
Depreciación y amortización	43.812
TRANSFERENCIAS Y DONACIONES CORRIENTES	20.000
Al sector privado	20.000
Donaciones corrientes al sector privado	20.000
Donaciones a personas	20.000
TOTAL EGRESOS	1.885.874

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128360	Estimulo en la comunidad educativa del hábito de la lectura y el valor de la correcta escritura de la Lengua Española.	Usuario	137.000	4.200	2.800			1.058.108				1.058.108
TOTAL								1.058.108				1.058.108

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			627.163				627.163
02	Gestión Administrativa	43.812		156.791				200.603
TOTAL		43.812		783.954				827.766

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	3	4		7	**295.831**		**295.831**
Personal Administrativo	2			2	101.633		101.633
Personal de Investigación		3		3	149.668		149.668
Obrero	1	1		2	44.530		44.530
Personal Contratado		2		2	**110.200**		**110.200**
Profesional y Técnico		2		2	110.200		110.200
TOTAL	3	6		9	**406.031**		**406.031**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	1.407.763
4.02	Materiales, suministros y mercancías	53.791
4.03	Servicios no personales	360.508
4.07	Transferencias y donaciones	20.000
4.08	Otros gastos	43.812
	TOTAL	**1.885.874**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.842.062**
INGRESOS CORRIENTES ORDINARIOS	1.842.062
TRANSFERENCIAS CORRIENTES	1.842.062
Transferencias corrientes del sector público	1.842.062
Transferencias corrientes internas recibidas del sector público	1.842.062
De la República	1.842.062
Ministerio del Poder Popular para la Educación	1.842.062
Recursos Ordinarios	1.842.062
1.2 GASTOS CORRIENTES	**1.885.874**
GASTOS DE CONSUMO	1.865.874
Remuneraciones	1.407.763
Sueldos, salarios y otras retribuciones	747.780
Beneficios y complementos de sueldos y salarios	404.887
Aportes patronales	38.073
Prestaciones sociales y otras indemnizaciones	82.346
Asistencia socioeconómica	134.677
Compra de bienes y servicios	399.771
Bienes de consumo	53.791
Servicios no personales	345.980
Impuestos indirectos	14.528
Depreciación y amortización	43.812
TRANSFERENCIAS Y DONACIONES CORRIENTES	20.000
Al sector privado	20.000
Donaciones corrientes al sector privado	20.000
Donaciones a personas	20.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(43.812)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	
Desahorro en cuenta corriente	(43.812)
Incremento de la depreciación y amortización acumuladas	43.812
2.2 GASTOS DE CAPITAL	
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0140

Academia Nacional de Medicina

ACADEMIA NACIONAL DE MEDICINA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Academia fue creada el 8 de abril de 1904, mediante la Ley Orgánica de la Academia Nacional de Medicina. En la Gaceta Oficial de los Estados Unidos de Venezuela N° 20.557 de fecha 5 de agosto de 1941, se le da rango de Corporación Oficial, Científica y Doctrinaria para que represente la Ciencia Médica Nacional, le dé impulso, guarde su tradición y constituya escuela.

La Academia Nacional de Medicina se ocupa de todo lo relativo al estudio de las ciencias biológicas y en especial de la Patología e Higiene Nacional, asuntos en que puede actuar como cuerpo consultor.

Entre los objetivos principales de la Academia en su carácter de cuerpo consultor está:

Asesorar al Ejecutivo Nacional acerca de las medidas necesarias para el desarrollo de las ciencias médicas en Venezuela y las relaciones con la salud en general.

Establecer relaciones de intercambio con otras instituciones de carácter científico del país y del exterior.

Para el Ejercicio Económico Financiero 2016, la Academia tiene previsto atender a 102.800 usuarios a través del proyecto "Formación, difusión y estímulo de la investigación en las Ciencias de la Salud".

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**5.067.057**
INGRESOS CORRIENTES ORDINARIOS	5.067.057
TRANSFERENCIAS CORRIENTES	5.067.057
Transferencias corrientes del sector público	5.067.057
Transferencias corrientes internas recibidas del sector público	5.067.057
De la República	5.067.057
INGRESOS DE CAPITAL	**37.080**
RECURSOS PROPIOS DE CAPITAL	37.080
Incremento de la depreciación y amortización acumuladas	37.080
TOTAL RECURSOS	**5.104.137**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**4.853.846**
GASTOS DE CONSUMO	4.853.846
Remuneraciones	3.796.469
Sueldos, salarios y otras retribuciones	1.273.974
Beneficios y complementos de sueldos y salarios	416.104
Aportes patronales	146.438
Prestaciones sociales y otras indemnizaciones	305.840
Asistencia socioeconómica	1.370.560
Otros gastos de personal	283.553
Compra de bienes y servicios	1.020.297
Bienes de consumo	470.714
Servicios no personales	549.583
Depreciación y amortización	37.080
GASTOS DE CAPITAL	**250.291**
INVERSIÓN REAL DIRECTA	250.291
Formación bruta de capital fijo	250.291
Maquinaria, equipos y otros bienes muebles	250.291
TOTAL EGRESOS	**5.104.137**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128280	Formación, difusión y estímulo de la investigación en las Ciencias de la Salud.	Usuario	102.800	61.680	41.120			2.887.438				2.887.438
	TOTAL							2.887.438				2.887.438

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			1.890.024				1.890.024
02	Gestión Administrativa	37.080		289.595				326.675
	TOTAL	37.080		2.179.619				2.216.699

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**10**	**2**		**12**	**1.011.244**		**1.011.244**
Profesional y Técnico	2	1		3	284.252		284.252
Personal Administrativo	6			6	513.984		513.984
Obrero	2	1		3	213.008		213.008
TOTAL	**10**	**2**		**12**	**1.011.244**		**1.011.244**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	3.796.469
4.02	Materiales, suministros y mercancías	470.714
4.03	Servicios no personales	549.583
4.04	Activos reales	250.291
4.08	Otros gastos	37.080
	TOTAL	**5.104.137**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**5.067.057**
INGRESOS CORRIENTES ORDINARIOS	5.067.057
TRANSFERENCIAS CORRIENTES	5.067.057
Transferencias corrientes del sector público	5.067.057
Transferencias corrientes internas recibidas del sector público	5.067.057
De la República	5.067.057
Ministerio del Poder Popular para la Educación	5.067.057
Recursos Ordinarios	5.067.057
1.2 GASTOS CORRIENTES	**4.853.846**
GASTOS DE CONSUMO	4.853.846
Remuneraciones	3.796.469
Sueldos, salarios y otras retribuciones	1.273.974
Beneficios y complementos de sueldos y salarios	416.104
Aportes patronales	146.438
Prestaciones sociales y otras indemnizaciones	305.840
Asistencia socioeconómica	1.370.560
Otros gastos de personal	283.553
Compra de bienes y servicios	1.020.297
Bienes de consumo	470.714
Servicios no personales	549.583
Depreciación y amortización	37.080
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**213.211**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**250.291**
RECURSOS PROPIOS DE CAPITAL	250.291
Ahorro en cuenta corriente	213.211
Incremento de la depreciación y amortización acumuladas	37.080
2.2 GASTOS DE CAPITAL	**250.291**
INVERSIÓN REAL DIRECTA	250.291
Formación bruta de capital fijo	250.291
Maquinaria, equipos y otros bienes muebles	250.291
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0323

Fundación de Edificaciones y Dotaciones Educativas (FEDE)

FUNDACIÓN DE EDIFICACIONES Y DOTACIONES EDUCATIVAS (FEDE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación de Edificaciones y Dotaciones Educativas (Fede), tiene como objetivo la rehabilitación de la planta física educativa en el ámbito Nacional de los planteles oficiales en los niveles de preescolar, básica, media, diversificada, profesional y educación especial a través de las acciones de construcción, ampliación, reparación, dotación de mobiliario escolar y mantenimiento.

Con el presupuesto asignado la Fundación prevé atender a 287 planteles en el subsistema de educación básica, a través del proyecto "Construcción, ampliación, dotación y mejoramiento de la infraestructura de los espacios educativos del Subsistema de Educación Básica".

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.426.722.640**
INGRESOS CORRIENTES ORDINARIOS	1.426.722.640
TRANSFERENCIAS CORRIENTES	1.426.722.640
Transferencias corrientes del sector público	1.426.722.640
Transferencias corrientes internas recibidas del sector público	1.426.722.640
De la República	1.426.722.640
INGRESOS DE CAPITAL	**6.262.870.703**
RECURSOS PROPIOS DE CAPITAL	2.300.000
Incremento de la depreciación y amortización acumuladas	2.300.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	6.260.570.703
Transferencias y donaciones de capital del sector público	6.260.570.703
Transferencias de capital recibidas del sector público	6.260.570.703
De la República	6.260.570.703
TOTAL RECURSOS	**7.689.593.343**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**2.018.902.018**
GASTOS DE CONSUMO	1.964.742.217
Remuneraciones	1.069.299.095
Sueldos, salarios y otras retribuciones	187.456.339
Beneficios y complementos de sueldos y salarios	246.242.398
Aportes patronales	19.297.491
Prestaciones sociales y otras indemnizaciones	49.773.790
Asistencia socioeconómica	447.741.333
Otros gastos de personal	118.787.744
Compra de bienes y servicios	210.452.523
Bienes de consumo	86.434.148
Servicios no personales	124.018.375
Impuestos indirectos	682.690.599
Depreciación y amortización	2.300.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	54.159.801
Al sector privado	54.159.801
Transferencias corrientes al sector privado	54.159.801
Directas a personas	54 159.801
Pensiones y otros beneficios asociados	14.474.864
Jubilaciones y otros beneficios asociados	39.684.937
GASTOS DE CAPITAL	**5.666.691.325**
INVERSIÓN REAL DIRECTA	5.666.691.325
Formación bruta de capital fijo	5.665.691.325
Edificios e instalaciones	37.445.545
Maquinaria, equipos y otros bienes muebles	1.795.396.245
Construcciones de bienes de dominio privado	3.832.849.535
Bienes intangibles	1.000.000
APLICACIONES FINANCIERAS	**4.000.000**
DISMINUCIÓN DE PASIVOS	4.000.000
Disminución de otros pasivos	4.000.000
Disminución de obligaciones de ejercicios anteriores	4.000.000
TOTAL EGRESOS	**7.689.593.343**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
						Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
				Fem.	Masc.		Proyectos por Endeudamiento	Otras				
128270	Construcción, ampliación, dotación y mejoramiento de la infraestructura de los espacios educativos del Subsistema de Educación Básica.	Escuela	287					6.260.570.703				6.260.570.703
	TOTAL							6.260.570.703				6.260.570.703

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			1.083.218.311				1.083.218.311
02	Gestión Administrativa	2.300.000		289.344.528				291.644.528
03	Previsión y Protección Social			54.159.801				54.159.801
	TOTAL	2.300.000		1.426.722.640				1.429.022.640

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**333**	**268**	**122**	**723**	**97.165.745**	**1.115.376**	**98.281.121**
Alto Nivel y de Dirección		1		1	89.060	1.115.376	1.204.436
Directivo	10	9	68	87	7.748.234		7.748.234
Profesional y Técnico	239	178	38	455	68.160.036		68.160.036
Personal Administrativo	58	61	11	130	16.507.063		16.507.063
Obrero	26	19	5	50	4.661.352		4.661.352
Personal Contratado	**55**	**55**		**110**	**15.970.000**		**15.970.000**
Profesional y Técnico	55	55		110	15.970.000		15.970.000
TOTAL	**388**	**323**	**122**	**833**	**113.135.745**	**1.115.376**	**114.251.121**

PERSONAL JUBILADO Y PENSIONADO (En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**46**	**27**	**73**	**39.684.937**
Empleados	46	27	73	39.684.937
Pensionados	**19**	**9**	**28**	**14.474.864**
Empleados	19	9	28	14.474.864
TOTAL	**65**	**36**	**101**	**54.159.801**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	1.069.299.095
4.02	Materiales, suministros y mercancías	86.434.148
4.03	Servicios no personales	806.708.974
4.04	Activos reales	5.666.691.325
4.07	Transferencias y donaciones	54.159.801
4.08	Otros gastos	2.300.000
4.11	Disminución de pasivos	4.000.000
	TOTAL	**7.689.593.343**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.426.722.640**
INGRESOS CORRIENTES ORDINARIOS	1.426.722.640
TRANSFERENCIAS CORRIENTES	1.426.722.640
Transferencias corrientes del sector público	1.426.722.640
Transferencias corrientes internas recibidas del sector público	1.426.722.640
De la República	1.426.722.640
Ministerio del Poder Popular para la Educación	1.426.722.640
Recursos Ordinarios	1.426.722.640
1.2 GASTOS CORRIENTES	**2.018.902.018**
GASTOS DE CONSUMO	1.964.742.217
Remuneraciones	1.069.299.095
Sueldos, salarios y otras retribuciones	187.456.339
Beneficios y complementos de sueldos y salarios	246.242.398
Aportes patronales	19.297.491
Prestaciones sociales y otras indemnizaciones	49.773.790
Asistencia socioeconómica	447.741.333
Otros gastos de personal	118.787.744
Compra de bienes y servicios	210.452.523
Bienes de consumo	86.434.148
Servicios no personales	124.018.375
Impuestos indirectos	682.690.599
Depreciación y amortización	2.300.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	54.159.801
Al sector privado	54.159.801
Transferencias corrientes al sector privado	54.159.801
Directas a personas	54.159.801
Pensiones y otros beneficios asociados	14.474.864
Jubilaciones y otros beneficios asociados	39.684.937
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(592.179.378)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**5.670.691.325**
RECURSOS PROPIOS DE CAPITAL	(589.879.378)
Desahorro en cuenta corriente	(592.179.378)
Incremento de la depreciación y amortización acumuladas	2.300.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
TRANSFERENCIAS Y DONACIONES DE CAPITAL	6.260.570.703
Transferencias y donaciones de capital del sector público	6.260.570.703
Transferencias de capital recibidas del sector público	6.260.570.703
De la República	6.260.570.703
Ministerio del Poder Popular para la Educación	6.260.570.703
Recursos Ordinarios	6.260.570.703
2.2 GASTOS DE CAPITAL	**5.666.691.325**
INVERSIÓN REAL DIRECTA	5.666.691.325
Formación bruta de capital fijo	5.665.691.325
Edificios e instalaciones	37.445.545
Maquinaria, equipos y otros bienes muebles	1.795.396.245
Construcciones de bienes de dominio privado	3.832.849.535
Bienes intangibles	1.000.000
2.3 RESULTADO FINANCIERO : SUPERAVIT	**4.000.000**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**4.000.000**
SUPERÁVIT FINANCIERO	4.000.000
3.2 APLICACIONES FINANCIERAS	**4.000.000**
DISMINUCIÓN DE PASIVOS	4.000.000
Disminución de otros pasivos	4.000.000
Disminución de obligaciones de ejercicios anteriores	4.000.000

A0387

Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (CENAMEC)

FUNDACIÓN CENTRO NACIONAL PARA EL MEJORAMIENTO DE LA ENSEÑANZA DE LA CIENCIA (CENAMEC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (Cenamec), tiene como estrategia institucional: desarrollar, coordinar, promover, divulgar y aplicar investigaciones científicas para el análisis, seguimiento y evaluación de los procesos educativos como medio de orientación de las políticas de Estado en materia educativa, cuyos resultados contribuyan al mejoramiento continuo, progresivo y sustentable del Sistema Educativo Venezolano.

En este sentido orientará sus esfuerzos en el desarrollo de dos (2) proyectos:

- "Fortalecimiento de la Red de los Centros de Investigación y Formación", con este proyecto se atenderán 50 líneas de investigación.
- "Plan Especial de Formación Micromisión Simón Rodríguez", previsto para capacitar y adiestrar a 2.733 docentes a nivel nacional.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**287.151.252**
INGRESOS CORRIENTES ORDINARIOS	287.151.252
TRANSFERENCIAS CORRIENTES	287.151.252
Transferencias corrientes del sector público	287.151.252
Transferencias corrientes internas recibidas del sector público	287.151.252
De la República	97.309.572
De los entes descentralizados sin fines empresariales	189.841.680
INGRESOS DE CAPITAL	**364.893**
RECURSOS PROPIOS DE CAPITAL	364.893
Incremento de la depreciación y amortización acumuladas	364.893
FUENTES FINANCIERAS	**45.320.569**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	45.320.569
Disminución de otros activos financieros	45.320.569
Disminución de disponibilidades	45.320.569
Disminución de bancos	45.320.569
TOTAL RECURSOS	**332.836.714**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**284.863.645**
GASTOS DE CONSUMO	97.825.051
Remuneraciones	73.925.745
Sueldos, salarios y otras retribuciones	17.323.922
Beneficios y complementos de sueldos y salarios	22.683.541
Aportes patronales	5.138.609
Prestaciones sociales y otras indemnizaciones	7.476.668
Asistencia socioeconómica	21.303.005
Compra de bienes y servicios	20.635.224
Bienes de consumo	11.914.789
Servicios no personales	8.720.435
Impuestos indirectos	2.899.189
Depreciación y amortización	364.893
TRANSFERENCIAS Y DONACIONES CORRIENTES	186.938.594
Al sector privado	186.638.594
Transferencias corrientes al sector privado	159.458.594
Directas a personas	159.458.594
Jubilaciones y otros beneficios asociados	771.494
Otras transferencias directas a personas	158.687.100
Donaciones corrientes al sector privado	27.180.000
Donaciones a personas	27.180.000
Al sector público	300.000
Transferencias corrientes al sector público	300.000
A instituciones de protección social para atender beneficios de la seguridad social	300.000
OTROS GASTOS CORRIENTES	100.000
Indemnizaciones y sanciones pecuniarias	100.000
Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	100.000
GASTOS DE CAPITAL	**2.652.500**
INVERSIÓN REAL DIRECTA	2.652.500
Formación bruta de capital fijo	2.652.500
Maquinaria, equipos y otros bienes muebles	2.652.500

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**45.320.569**
DISMINUCIÓN DE PASIVOS	45.320.569
Disminución de cuentas y efectos por pagar	45.320.569
Disminución de cuentas y efectos por pagar a corto plazo	39.582.029
Disminución de sueldos, salarios y otras remuneraciones por pagar	793.769
Disminución de aportes patronales y retenciones laborales por pagar	659.922
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	315.667
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	40.584
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	61.866
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	47.378
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	125.342
Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	2.992
Disminución de otras retenciones laborales por pagar	66.093
Disminución cuentas por pagar a proveedores a corto plazo	38.128.338
Disminución de otras cuentas y efectos por pagar	5.738.540
Disminución de otros efectos por pagar a corto plazo	5.738.540
TOTAL EGRESOS	**332 836.714**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128366	Plan Especial de Formación Micromisión Simón Rodriguez	Docente	2.733						189.841.680			189.841.680
128367	Fortalecimiento de la Red de los Centros de Investigación y Formación	Investigación	50					44.885.260				44.835.260
TOTAL								44.885.260	189.841.680			234.726.940

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			41.926.568				41.926.568
02	Gestión Administrativa	364.893		9.426.250			45.320.569	55.111.712
03	Previsión y Protección Social			1.071.494				1.071.494
TOTAL		364.893		52.424.312			45.320.569	98.109.774

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**66**	**40**		**106**	**9.731.592**	**2.358.000**	**12.089.592**
Alto Nivel y de Dirección		1		1	102.735	45.000	147.735
Directivo	15	10		25	2.467.441	819.000	3.286.441
Profesional y Técnico	25	6		31	3.019.476	837.000	3.856.476
Personal Administrativo	13	10		23	1.986.413	207.000	2.193.413
Personal Docente	7	5		12	1.220.355	324.000	1.544.355
Obrero	6	8		14	935.172	126.000	1.061.172
Personal Contratado	**5**	**4**		**9**	**843.543**		**843.543**
Profesional y Técnico	2	2		4	589.302		589.302
Personal Administrativo	2	1		3	89.226		89.226
Personal Docente	1			1	98.217		98.217
Obrero		1		1	66.798		66.798
TOTAL	**71**	**44**		**115**	**10.575.135**	**2.358.000**	**12.933.135**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	6	3	9	771.494
Alto Nivel y de Dirección	1		1	96.798
Empleados	2	1	3	307.504
Obreros	3	2	5	367.192
TOTAL	6	3	9	**771.494**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	73.925.745
4.02	Materiales, suministros y mercancías	11.914.789
4.03	Servicios no personales	11.619.624
4.04	Activos reales	2.652.500
4.07	Transferencias y donaciones	186.938.594
4.08	Otros gastos	464.893
4.11	Disminución de pasivos	45.320.569
	TOTAL	**332.836.714**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**287.151.252**
INGRESOS CORRIENTES ORDINARIOS	287.151.252
TRANSFERENCIAS CORRIENTES	287.151.252
Transferencias corrientes del sector público	287.151.252
Transferencias corrientes internas recibidas del sector público	287.151.252
De la República	97.309.572
Ministerio del Poder Popular para la Educación	97.309.572
Recursos Ordinarios	97.309.572
De los entes descentralizados sin fines empresariales	189.841.680
Fondo Nacional de Ciencia, Tecnología e Innovación (FONACIT)	189.841.680
1.2 GASTOS CORRIENTES	**284.863.645**
GASTOS DE CONSUMO	97.825.051
Remuneraciones	73.925.745
Sueldos, salarios y otras retribuciones	17.323.922
Beneficios y complementos de sueldos y salarios	22.683.541
Aportes patronales	5.138.609
Prestaciones sociales y otras indemnizaciones	7.476.668
Asistencia socioeconómica	21.303.005

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Compra de bienes y servicios	20.635.224
Bienes de consumo	11.914.789
Servicios no personales	8.720.435
Impuestos indirectos	2.899.189
Depreciación y amortización	364.893
TRANSFERENCIAS Y DONACIONES CORRIENTES	186.938.594
Al sector privado	186.638.594
Transferencias corrientes al sector privado	159.458.594
Directas a personas	159.458.594
Jubilaciones y otros beneficios asociados	771.494
Otras transferencias directas a personas	158.687.100
Donaciones corrientes al sector privado	27.180.000
Donaciones a personas	27.180.000
Al sector público	300.000
Transferencias corrientes al sector público	300.000
A instituciones de protección social para atender beneficios de la seguridad social	300.000
OTROS GASTOS CORRIENTES	100.000
Indemnizaciones y sanciones pecuniarias	100.000
Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	100.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**2.287.607**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.652.500**
RECURSOS PROPIOS DE CAPITAL	2.652.500
Ahorro en cuenta corriente	2.287.607
Incremento de la depreciación y amortización acumuladas	364.893
2.2 GASTOS DE CAPITAL	**2.652.500**
INVERSIÓN REAL DIRECTA	2.652.500
Formación bruta de capital fijo	2.652.500
Maquinaria, equipos y otros bienes muebles	2.652.500
2.3 RESULTADO FINANCIERO : EQUILIBRIO	
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**45.320.569**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	45.320.569
Disminución de otros activos financieros	45.320.569
Disminución de disponibilidades	45.320.569
Disminución de bancos	45.320.569

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
3.2 APLICACIONES FINANCIERAS	**45.320.569**
DISMINUCIÓN DE PASIVOS	45.320.569
Disminución de cuentas y efectos por pagar	45.320.569
Disminución de cuentas y efectos por pagar a corto plazo	39.582.029
Disminución de sueldos, salarios y otras remuneraciones por pagar	793.769
Disminución de aportes patronales y retenciones laborales por pagar	659.922
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	315.667
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	40.584
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	61.866
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	47.378
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	125.342
Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	2.992
Disminución de otras retenciones laborales por pagar	66.093
Disminución cuentas por pagar a proveedores a corto plazo	38.128.338
Disminución de otras cuentas y efectos por pagar	5.738.540
Disminución de otros efectos por pagar a corto plazo	5.738.540

A0409

Fundación Medios Audiovisuales al Servicio de la Educación (EDUMEDIA)

FUNDACIÓN MEDIOS AUDIOVISUALES AL SERVICIO DE LA EDUCACIÓN (EDUMEDIA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación tiene como actividad principal contribuir al proceso de transformación de la sociedad, a través de la producción y difusión de televisión educativa a gran escala, con la producción de contenidos curriculares en formato audiovisual, impresos y multimedia para servir de apoyo a la educación inicial y básica, a la vez procurar su difusión por todos los medios audiovisuales a gran escala, además de abordar la capacitación docente en cuanto al uso de nuevas técnicas y herramientas audiovisuales, que permitan fortalecer el proceso de enseñanza y aprendizaje

Para el Ejercicio Económico Financiero 2016 la Fundación prevé ejecutar el proyecto "Producciones audiovisuales para la formación del Pensamiento Liberador", con el cual pretende realizar 86 producciones

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**29.159.706**
INGRESOS CORRIENTES ORDINARIOS	29.159.706
TRANSFERENCIAS CORRIENTES	29.159.706
Transferencias corrientes del sector público	29.159.706
Transferencias corrientes internas recibidas del sector público	29.159.706
De la República	29.159.706
INGRESOS DE CAPITAL	**12.000**
RECURSOS PROPIOS DE CAPITAL	12.000
Incremento de la depreciación y amortización acumuladas	12.000
TOTAL RECURSOS	**29.171.706**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**27.283.859**
GASTOS DE CONSUMO	27.283.859
Remuneraciones	20.913.151
Sueldos, salarios y otras retribuciones	6.905.707
Beneficios y complementos de sueldos y salarios	4.340.983
Aportes patronales	1.075.045
Prestaciones sociales y otras indemnizaciones	1.696.712
Asistencia socioeconómica	6.894.704
Compra de bienes y servicios	6.328.192
Bienes de consumo	3.204.800
Servicios no personales	3.123.392
Impuestos indirectos	30.516
Depreciación y amortización	12.000
GASTOS DE CAPITAL	**1.887.847**
INVERSIÓN REAL DIRECTA	1.887.847
Formación bruta de capital fijo	1.875.847
Maquinaria, equipos y otros bienes muebles	1.815.847
Construcciones de bienes de dominio privado	60.000
Bienes intangibles	12.000
TOTAL EGRESOS	**29.171.706**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
				Género		Ingresos					Fuentes Financieras	
							Transferencias y Donaciones					
							De la República					
		Unidad de Medida	Cantidad	Fem.	Masc.	Ingresos Propios	Proyectos por Endeudamiento	Otras	De los Entes Descentralizados	Otras		
128268	Producciones audiovisuales para la formación del Pensamiento Liberador.	Producción	86					26.595.322				26.595.322
	TOTAL							26.595.322				26.595.322

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
			Transferencias y Donaciones					
			De la República					
		Ingresos Propios	Proyectos por Endeudamiento	Otras	De los Entes Descentralizados	Otras		
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			1.744.767				1.744.767
02	Gestión Administrativa	12.000		819.617				831.617
	TOTAL	12.000		2.564.384				2.576.384

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**34**	**34**	**3**	**71**	**4.447.180**		**4.447.180**
Alto Nivel y de Dirección		1		1	65.749		65.749
Directivo	6	3	2	11	749.988		749.988
Profesional y Técnico	19	17	1	37	2.522.687		2.522.687
Personal Administrativo	6	10		16	1.090.893		1.090.893
Obrero	3	3		6	17.863		17.863
Personal Contratado	**4**	**2**		**6**	**390.637**		**390.637**
Profesional y Técnico	4	2		6	390.637		390.637
TOTAL	**38**	**36**	**3**	**77**	**4.837.817**		**4.837.817**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	20.913.151
4.02	Materiales, suministros y mercancías	3.204.800
4.03	Servicios no personales	3.153.908
4.04	Activos reales	1.887.847
4.08	Otros gastos	12.000
	TOTAL	**29.171.706**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**29.159.706**
INGRESOS CORRIENTES ORDINARIOS	29.159.706
TRANSFERENCIAS CORRIENTES	29.159.706
Transferencias corrientes del sector público	29.159.706
Transferencias corrientes internas recibidas del sector público	29.159.706
De la República	29.159.706
Ministerio del Poder Popular para la Educación	29.159.706
Recursos Ordinarios	29.159.706
1.2 GASTOS CORRIENTES	**27.283.859**
GASTOS DE CONSUMO	27.283.859
Remuneraciones	20.913.151
Sueldos, salarios y otras retribuciones	6.905.707
Beneficios y complementos de sueldos y salarios	4.340.983
Aportes patronales	1.075.045
Prestaciones sociales y otras indemnizaciones	1.696.712
Asistencia socioeconómica	6.894.704
Compra de bienes y servicios	6.328.192
Bienes de consumo	3.204.800
Servicios no personales	3.123.392
Impuestos indirectos	30.516
Depreciación y amortización	12.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.875.847**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.887.847**
RECURSOS PROPIOS DE CAPITAL	1.887.847
Ahorro en cuenta corriente	1.875.847
Incremento de la depreciación y amortización acumuladas	12.000
2.2 GASTOS DE CAPITAL	**1.887.847**
INVERSIÓN REAL DIRECTA	1.887.847
Formación bruta de capital fijo	1.875.847
Maquinaria, equipos y otros bienes muebles	1.815.847
Construcciones de bienes de dominio privado	60.000
Bienes intangibles	12.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0410

Fundación Bolivariana de Informática y Telemática (FUNDABIT)

FUNDACIÓN BOLIVARIANA DE INFORMÁTICA Y TELEMÁTICA (FUNDABIT)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Bolivariana de Informática y Telemática contribuye con la formación integral del individuo a través del desarrollo de actividades productivas, científicas y humanísticas que incorporan las tecnologías de la información. En el año 1999 nace en Venezuela, la iniciativa de introducir las tecnologías (especialmente la computadora) en el sector educativo, con el propósito de crear espacios altamente tecnificados con herramientas computacionales, comunicacionales y recurso humano especializado en el manejo de las mismas en todo el territorio nacional.

Para el Ejercicio Económico Financiero 2016, el ente prevé alcanzar las siguientes metas: crear 100 centros de comunicación en la educación a través del Proyecto "Democratización del acceso a las Tecnologías de Información y Comunicación".

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**691.012.808**
INGRESOS CORRIENTES ORDINARIOS	691.012.808
TRANSFERENCIAS CORRIENTES	691.012.808
Transferencias corrientes del sector público	691.012.808
Transferencias corrientes internas recibidas del sector público	691.012.808
De la República	691.012.808
INGRESOS DE CAPITAL	**8.488.740**
RECURSOS PROPIOS DE CAPITAL	8.488.740
Incremento de la depreciación y amortización acumuladas	8.488.740
TOTAL RECURSOS	**699.501.548**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**653.755.411**
GASTOS DE CONSUMO	653.421.436
Remuneraciones	540.652.365
Sueldos, salarios y otras retribuciones	125.194.278
Beneficios y complementos de sueldos y salarios	66.422.949
Aportes patronales	15.660.204
Prestaciones sociales y otras indemnizaciones	208.483.964
Asistencia socioeconómica	124.890.970
Compra de bienes y servicios	93.158.220
Bienes de consumo	55.678.418
Servicios no personales	37.479.802
Impuestos indirectos	11.122.111
Depreciación y amortización	8.488.740
TRANSFERENCIAS Y DONACIONES CORRIENTES	333.975
Al sector privado	333.975
Transferencias corrientes al sector privado	333.975
Directas a personas	333.975
Pensiones y otros beneficios asociados	333.975
GASTOS DE CAPITAL	**45.746.137**
INVERSIÓN REAL DIRECTA	45.746.137
Formación bruta de capital fijo	45.746.137
Maquinaria, equipos y otros bienes muebles	45.746.137
TOTAL EGRESOS	**699.501.548**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Ingresos Propios	De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
128286	Democratización del acceso a las Tecnologías de Información y Comunicación	Centro	100					498.483.706				498.483.706
	TOTAL							498.483.706				498.483.706

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			134.010.913				134.010.913
02	Gestión Administrativa	8.488.740		58.184.214				66.672.954
03	Previsión y Protección Social			333.975				333.975
	TOTAL	8.488.740		192.529.102				201.017.842

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1.050**	678		**1.728**	**97.377.920**	**13.243.914**	**110.621.834**
Directivo	5	9		14	1.499.264	348.219	1.847.483
Profesional y Técnico	53	35		88	88.275.236	11.129.725	99.404.961
Personal Administrativo	992	634		1.626	7.603.420	1.765.970	9.369.390
Personal Contratado	**7**	**7**		**14**	**1.600.000**		**1.600.000**
Profesional y Técnico	7	7		14	1.600.000		1.600.000
TOTAL	**1.057**	**685**		**1.742**	**98.977.920**	13.243.914	**112.221.834**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	2	**1**	3	**333.975**
Empleados	2	1	3	333.975
TOTAL	2	1	3	333.975

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	540.652.365
4.02	Materiales, suministros y mercancías	55.678.418
4.03	Servicios no personales	48.601.913
4.04	Activos reales	45.746.137
4.07	Transferencias y donaciones	333.975
4.08	Otros gastos	8.488.740
	TOTAL	**699.501.548**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**691.012.808**
INGRESOS CORRIENTES ORDINARIOS	691.012.808
TRANSFERENCIAS CORRIENTES	691.012.808
Transferencias corrientes del sector público	691.012.808
Transferencias corrientes internas recibidas del sector público	691.012.808
De la República	691.012.808
Ministerio del Poder Popular para la Educación	691.012.808
Recursos Ordinarios	691.012.808
1.2 GASTOS CORRIENTES	**653.755.411**
GASTOS DE CONSUMO	653.421.436
Remuneraciones	540.652.365
Sueldos, salarios y otras retribuciones	125.194.278
Beneficios y complementos de sueldos y salarios	66.422.949
Aportes patronales	15.660.204
Prestaciones sociales y otras indemnizaciones	208.483.964
Asistencia socioeconómica	124.890.970
Compra de bienes y servicios	93.158.220
Bienes de consumo	55.678.418
Servicios no personales	37.479.802
Impuestos indirectos	11.122.111
Depreciación y amortización	8.488.740
TRANSFERENCIAS Y DONACIONES CORRIENTES	333.975
Al sector privado	333.975
Transferencias corrientes al sector privado	333.975
Directas a personas	333.975
Pensiones y otros beneficios asociados	333.975
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**37.257.397**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**45.746.137**
RECURSOS PROPIOS DE CAPITAL	45.746.137
Ahorro en cuenta corriente	37.257.397
Incremento de la depreciación y amortización acumuladas	8.488.740

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2.2 GASTOS DE CAPITAL	**45.746.137**
INVERSIÓN REAL DIRECTA	45.746.137
Formación bruta de capital fijo	45.746.137
Maquinaria, equipos y otros bienes muebles	45.746.137
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0425

Fundación Samuel Robinson

FUNDACIÓN SAMUEL ROBINSON

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Samuel Robinson, es un ente adscrito al Ministerio del Poder Popular para la Educación creado el 14 de febrero de 2005, según decreto presidencial N° 3.524 publicado en Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.147 de fecha 15 de febrero de 2005 contando con diez años de funcionamiento. Es una institución de administración académica, financiera y operativa del "Plan Extraordinario de Alfabetización Simón Rodríguez" (Misión Robinson 1), "Plan Extraordinario de Alfabetización y Prosecución al Sexto Grado de Jóvenes, Adultas y Adultos Alfabetizados Simón Rodríguez" (Misión Robinson II) y "Círculos de Lectura" (Misión Robinson III).

Su misión es erradicar el analfabetismo y alcanzar la prosecución al sexto grado de educación básica en jóvenes y adultos a nivel nacional e internacional, garantizando su inclusión política y productiva, con el propósito de conseguir mayores niveles de desarrollo y bienestar en los grupos sociales más necesitados del país.

La visión de la Fundación es atender a la población excluida del sistema educativo formal, ofreciendo una educación integral y de calidad en todos los momentos y en todos los espacios, a nivel nacional e internacional, convirtiéndolos de esta manera en protagonistas de su propio desarrollo a través de una formación que impulse los procesos liberadores para la transformación comunitaria y consolidación de la democracia social.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.388.999.364**
INGRESOS CORRIENTES ORDINARIOS	1.388.999.364
TRANSFERENCIAS CORRIENTES	1.388.999.364
Transferencias corrientes del sector público	1.388.999.364
Transferencias corrientes internas recibidas del sector público	1.388.999.364
De la República	1.388.999.364
TOTAL RECURSOS	**1.388.999.364**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.345.069.364**
GASTOS DE CONSUMO	1.105.069.364
Remuneraciones	799.643.289
Sueldos, salarios y otras retribuciones	688.843.280
Beneficios y complementos de sueldos y salarios	64.075.260
Aportes patronales	3.769.989
Prestaciones sociales y otras indemnizaciones	10.518.576
Asistencia socioeconómica	32.436.184
Compra de bienes y servicios	269.450.732
Bienes de consumo	122.119.955
Servicios no personales	147.330.777
Impuestos indirectos	35.975.343
TRANSFERENCIAS Y DONACIONES CORRIENTES	240.000.000
Al sector privado	240.000.000
Transferencias corrientes al sector privado	240.000.000
Directas a personas	240.000.000
Otras transferencias directas a personas	240.000.000
GASTOS DE CAPITAL	**40.300.000**
INVERSIÓN REAL DIRECTA	30.300.000
Formación bruta de capital fijo	30.000.000
Maquinaria, equipos y otros bienes muebles	30.000.000
Bienes intangibles	300.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	10.000.000
Al sector privado	10.000.000
Donaciones de capital al sector privado	10.000.000
A personas	10.000.000
APLICACIONES FINANCIERAS	**3.630.000**
INVERSIÓN FINANCIERA	3.030.000
Incremento de otros activos financieros	3.030.000
Incremento de disponibilidades	3.030.000
Incremento de bancos	3.030.000
DISMINUCIÓN DE PASIVOS	600.000
Disminución de otros pasivos	600.000
Disminución de obligaciones de ejercicios anteriores	600.000
TOTAL EGRESOS	**1.388.999.364**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128295	Alfabetización y prosecución al sexto grado de jovenes, adultos y adultas "Simón Rodríguez"	Participante	250.000					1.155.083.457				1.155.083.457
TOTAL								1.155.083.457				1.155.083.457

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			207.441.474				207.441.474
02	Gestión Administrativa			26.474.433				26.474.433
TOTAL				233.915.907				233.915.907

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**114**	**56**	**31**	**201**	**45.130.442**	**2.148.000**	**47.278.442**
Alto Nivel y de Dirección	14	10	1	25	6.828.456	360.000	7.188.456
Profesional y Técnico	91	43	30	164	34.480.048	1.680.000	36.160.048
Personal Administrativo	2	1		3	1.810.042		1.810.042
Obrero	7	2		9	2.011.896	108.000	2.119.896
Personal Contratado	**24**	**12**		**36**	**3.899.616**		**3.899.616**
Profesional y Técnico	22	11		33	3.119.693		3.119.693
Personal Administrativo	2	1		3	779.923		779.923
TOTAL	**138**	**68**	**31**	**237**	**49.030.058**	**2.148.000**	**51.178.058**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	799.643.289
4.02	Materiales, suministros y mercancías	122.119.955
4.03	Servicios no personales	183.306.120
4.04	Activos reales	30.300.000
4.05	Activos financieros	3.030.000
4.07	Transferencias y donaciones	250.000.000
4.11	Disminución de pasivos	600.000
	TOTAL	**1.388.999.364**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.388.999.364**
INGRESOS CORRIENTES ORDINARIOS	1.388.999.364
TRANSFERENCIAS CORRIENTES	1.388.999.364
Transferencias corrientes del sector público	1.388.999.364
Transferencias corrientes internas recibidas del sector público	1.388.999.364
De la República	1.388.999.364
Ministerio del Poder Popular para la Educación	580.592.915
Recursos Ordinarios	580.592.915
Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno	808.406.449
Recursos Ordinarios	808.406.449
1.2 GASTOS CORRIENTES	**1.345.069.364**
GASTOS DE CONSUMO	1.105.069.364
Remuneraciones	799.643.289
Sueldos, salarios y otras retribuciones	688.843.280
Beneficios y complementos de sueldos y salarios	64.075.260
Aportes patronales	3.769.989
Prestaciones sociales y otras indemnizaciones	10.518.576
Asistencia socioeconómica	32.436.184
Compra de bienes y servicios	269.450.732
Bienes de consumo	122.119.955
Servicios no personales	147.330.777
Impuestos indirectos	35.975.343
TRANSFERENCIAS Y DONACIONES CORRIENTES	240.000.000
Al sector privado	240.000.000
Transferencias corrientes al sector privado	240.000.000
Directas a personas	240.000.000
Otras transferencias directas a personas	240.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**43.930.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**43.930.000**
RECURSOS PROPIOS DE CAPITAL	43.930.000
Ahorro en cuenta corriente	43.930.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2.2 GASTOS DE CAPITAL	**40.300.000**
INVERSIÓN REAL DIRECTA	30.300.000
Formación bruta de capital fijo	30.000.000
Maquinaria, equipos y otros bienes muebles	30.000.000
Bienes intangibles	300.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	10.000.000
Al sector privado	10.000.000
Donaciones de capital al sector privado	10.000.000
A personas	10.000.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**3.630.000**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**3.630.000**
SUPERÁVIT FINANCIERO	3.630.000
3.2 APLICACIONES FINANCIERAS	**3.630.000**
INVERSIÓN FINANCIERA	3.030.000
Incremento de otros activos financieros	3.030.000
Incremento de disponibilidades	3.030.000
Incremento de bancos	3.030.000
DISMINUCIÓN DE PASIVOS	600.000
Disminución de otros pasivos	600.000
Disminución de obligaciones de ejercicios anteriores	600.000

A0477

Fundación Colombeia

FUNDACIÓN COLOMBEIA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Para el Ejercicio Económico Financiero 2016 la Fundación Colombeia, presenta una política dirigida fundamentalmente a garantizar los derechos socio laborales de sus trabajadores y trabajadoras, procurando al mismo tiempo, propiciar el óptimo funcionamiento, mantenimiento y conservación de sus instalaciones y demás activos, así como mantener y superar el alto nivel de producción y transmisión de programas educativos, especialmente orientados a la población infantil, lo cual constituye la misión del ente.

La política de gasto permitirá dar continuidad a la operatividad de la Fundación a través de las acciones centralizadas y el proyecto "Actualización y consolidación técnica y tecnológica de la plataforma comunicacional".

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**183.668.667**
INGRESOS CORRIENTES ORDINARIOS	183.668.667
TRANSFERENCIAS CORRIENTES	183.668.667
Transferencias corrientes del sector público	183.668.667
Transferencias corrientes internas recibidas del sector público	183.668.667
De la República	183.668.667
INGRESOS DE CAPITAL	**10.846.354**
RECURSOS PROPIOS DE CAPITAL	10.846.354
Incremento de la depreciación y amortización acumuladas	10.846.354
TOTAL RECURSOS	**194.515.021**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**183.298.213**
GASTOS DE CONSUMO	182.981.997
Remuneraciones	146.618.717
Sueldos, salarios y otras retribuciones	54.059.118
Beneficios y complementos de sueldos y salarios	41.417.743
Aportes patronales	8.859.669
Prestaciones sociales y otras indemnizaciones	14.077.062
Asistencia socioeconómica	28.205.125
Compra de bienes y servicios	22.701.865
Bienes de consumo	12.888.571
Servicios no personales	9.813.294
Impuestos indirectos	2.815.061
Depreciación y amortización	10.846.354
TRANSFERENCIAS Y DONACIONES CORRIENTES	316.216
Al sector privado	316.216
Transferencias corrientes al sector privado	316.216
Directas a personas	316.216
Pensiones y otros beneficios asociados	108.179
Jubilaciones y otros beneficios asociados	208.037
GASTOS DE CAPITAL	**11.216.808**
INVERSIÓN REAL DIRECTA	11.216.808
Formación bruta de capital fijo	10.016.808
Maquinaria, equipos y otros bienes muebles	8.831.580
Construcciones de bienes de dominio privado	112.000
Producción propia (gastos capitalizables)	1.073.228
Impuestos indirectos	1.073.228
Bienes intangibles	1.200.000
TOTAL EGRESOS	**194.515.021**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
				Género		Ingresos					Fuentes Financieras	
							Transferencias y Donaciones					
							De la República					
		Unidad de Medida	Cantidad	Fem.	Masc.	Ingresos Propios	Proyectos por Endeudamiento	Otras	De los Entes Descentralizados	Otras		
128267	Actualización y consolidación técnica y tecnológica de la plataforma comunicacional	Equipamiento	53					93.639.563				93.639.563
	TOTAL							93.639.563				93.639.563

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
			Transferencias y Donaciones					
			De la República					
		Ingresos Propios	Proyectos por Endeudamiento	Otras	De los Entes Descentralizados	Otras		
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			71.707.067				71.707.067
02	Gestión Administrativa	10.846.354		18.005.821				28.852.175
03	Previsión y Protección Social			316.216				316.216
	TOTAL	10.846.354		90.029.104				100.875.458

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**83**	**113**		**196**	**18.316.410**	**3.953.517**	**22.269.927**
Alto Nivel y de Dirección	21	12		33	3.539.810	1.596.656	5.136.466
Profesional y Técnico	50	88		138	12.527.182	1.978.195	14.505.377
Obrero	12	13		25	2.249.418	378.666	2.628.084
Personal Contratado	**14**	**4**		**18**	**5.473.060**		**5.473.060**
Profesional y Técnico	14	4		18	5.473.060		5.473.060
TOTAL	97	117		214	23.789.470	3.953.517	27.742.987

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados		**1**	**1**	**208.037**
Empleados		1	1	208.037
TOTAL		1	1	208.037

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	146.618.717
4.02	Materiales, suministros y mercancías	12.888.571
4.03	Servicios no personales	13.701.583
4.04	Activos reales	10.143.580
4.07	Transferencias y donaciones	316.216
4.08	Otros gastos	10.846.354
	TOTAL	194.515.021

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**183.668.667**
INGRESOS CORRIENTES ORDINARIOS	183.668.667
TRANSFERENCIAS CORRIENTES	183.668.667
Transferencias corrientes del sector público	183.668.667
Transferencias corrientes internas recibidas del sector público	183.668.667
De la República	183.668.667
Ministerio del Poder Popular para la Educación	183.668.667
Recursos Ordinarios	183.668.667
1.2 GASTOS CORRIENTES	**183.298.213**
GASTOS DE CONSUMO	182.981.997
Remuneraciones	146.618.717
Sueldos, salarios y otras retribuciones	54.059.118
Beneficios y complementos de sueldos y salarios	41.417.743
Aportes patronales	8.859.669
Prestaciones sociales y otras indemnizaciones	14.077.062
Asistencia socioeconómica	28.205.125
Compra de bienes y servicios	22.701.865
Bienes de consumo	12.888.571
Servicios no personales	9.813.294
Impuestos indirectos	2.815.061
Depreciación y amortización	10.846.354
TRANSFERENCIAS Y DONACIONES CORRIENTES	316.216
Al sector privado	316.216
Transferencias corrientes al sector privado	316.216
Directas a personas	316.216
Pensiones y otros beneficios asociados	108.179
Jubilaciones y otros beneficios asociados	208.037
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**370.454**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**11.216.808**
RECURSOS PROPIOS DE CAPITAL	11.216.808
Ahorro en cuenta corriente	370.454
Incremento de la depreciación y amortización acumuladas	10.846.354

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2.2 GASTOS DE CAPITAL	**11.216.808**
INVERSIÓN REAL DIRECTA	11.216.808
Formación bruta de capital fijo	10.016.808
Maquinaria, equipos y otros bienes muebles	8.831.580
Construcciones de bienes de dominio privado	112.000
Producción propia (gastos capitalizables)	1.073.228
Impuestos indirectos	1.073.228
Bienes intangibles	1.200.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0911

Academia Nacional de la Ingeniería y el Hábitat

ACADEMIA NACIONAL DE LA INGENIERÍA Y EL HÁBITAT

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Academia Nacional de la Ingeniería y el Hábitat fue creada por Ley publicada en la Gaceta Oficial de la República de Venezuela N° 5.263 Extraordinario, de fecha 17 de Septiembre de 1998, como Corporación de carácter público con personalidad jurídica.

Su misión es promover, publicar, difundir y preservar los estudios y proyectos de ingeniería y hábitat, así como estudiar y emitir opinión sobre la situación científica y tecnológica del país, y en particular sobre políticas, planes y programas vinculados a la ingeniería, arquitectura, urbanismo y el hábitat.

Para el Ejercicio Económico Financiero 2016, el ente prevé alcanzar la siguiente meta: beneficiar a 16.000 usuarios a través del Proyecto "Promoción, desarrollo y divulgación del conocimiento en las áreas de la Ingeniería y el Hábitat".

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.834.714**
INGRESOS CORRIENTES ORDINARIOS	1.834.714
TRANSFERENCIAS CORRIENTES	1.834.714
Transferencias corrientes del sector público	1.834.714
Transferencias corrientes internas recibidas del sector público	1.834.714
De la República	1.834.714
INGRESOS DE CAPITAL	**18.400**
RECURSOS PROPIOS DE CAPITAL	18.400
Incremento de la depreciación y amortización acumuladas	18.400
TOTAL RECURSOS	**1.853.114**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.853.114**
GASTOS DE CONSUMO	1.833.114
Remuneraciones	1.483.783
Sueldos, salarios y otras retribuciones	869.951
Beneficios y complementos de sueldos y salarios	376.131
Aportes patronales	38.489
Prestaciones sociales y otras indemnizaciones	111.602
Asistencia socioeconómica	87.610
Compra de bienes y servicios	300.448
Bienes de consumo	21.224
Servicios no personales	279.224
Impuestos indirectos	30.483
Depreciación y amortización	18.400
TRANSFERENCIAS Y DONACIONES CORRIENTES	20.000
Al sector privado	20.000
Transferencias corrientes al sector privado	20.000
Otras transferencias corrientes internas al sector privado	20.000
TOTAL EGRESOS	**1.853.114**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128348	Promoción, desarrollo y divulgación del conocimiento en las áreas de la Ingeniería y el Hábitat	Usuario	16.000	9.600	6.400			1.028.594				1.028.594
	TOTAL							1.028.594				1.028.594

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			644.896				644.896
02	Gestión Administrativa	18.400		161.224				179.624
	TOTAL	18.400		806.120				824.520

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	4	1		5	**299.070**		**299.070**
Profesional y Técnico		1		1	72.430		72.430
Personal Administrativo	3			3	182.110		182.110
Obrero	1			1	44.530		44.530
Personal Contratado		2		2	**180.000**		**180.000**
Profesional y Técnico		2		2	180.000		180.000
TOTAL	4	3		7	479.070		479.070

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	1.483.783
4.02	Materiales, suministros y mercancías	21.224
4.03	Servicios no personales	309.707
4.07	Transferencias y donaciones	20.000
4.08	Otros gastos	18.400
	TOTAL	1.853.114

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.834.714**
INGRESOS CORRIENTES ORDINARIOS	1.834.714
TRANSFERENCIAS CORRIENTES	1.834.714
Transferencias corrientes del sector público	1.834.714
Transferencias corrientes internas recibidas del sector público	1.834.714
De la República	1.834.714
Ministerio del Poder Popular para la Educación	1.834.714
Recursos Ordinarios	1.834.714
1.2 GASTOS CORRIENTES	**1.853.114**
GASTOS DE CONSUMO	1.833.114
Remuneraciones	1.483.783
Sueldos, salarios y otras retribuciones	869.951
Beneficios y complementos de sueldos y salarios	376.131
Aportes patronales	38.489
Prestaciones sociales y otras indemnizaciones	111.602
Asistencia socioeconómica	87.610
Compra de bienes y servicios	300.448
Bienes de consumo	21.224
Servicios no personales	279.224
Impuestos indirectos	30.483
Depreciación y amortización	18.400
TRANSFERENCIAS Y DONACIONES CORRIENTES	20.000
Al sector privado	20.000
Transferencias corrientes al sector privado	20.000
Otras transferencias corrientes internas al sector privado	20.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(18.400)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	
Desahorro en cuenta corriente	(18.400)
Incremento de la depreciación y amortización acumuladas	18.400
2.2 GASTOS DE CAPITAL	
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

13

Ministerio del Poder Popular para el Proceso Social de Trabajo

Ministerio del Poder Popular para el Proceso Social de Trabajo

A0046 Instituto Nacional de Capacitación y Educación Socialista (INCES)

A0051 Instituto Nacional de Capacitación y Recreación de los Trabajadores (INCRET)

A0055 Instituto Venezolano de los Seguros Sociales (IVSS)

A0176 Instituto Nacional de Prevención, Salud y Seguridad Laborales (INPSASEL)

A0250 Tesorería de Seguridad Social

A0046

Instituto Nacional de Capacitación y Educación Socialista (INCES)

INSTITUTO NACIONAL DE CAPACITACIÓN Y EDUCACIÓN SOCIALISTA (INCES)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

En el marco de las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social 2013-2019", y en concordancia con las políticas emanadas por el Ministerio del Poder Popular para el Proceso Social de Trabajo, el Instituto Nacional de Capacitación y Educación Socialista (Inces) para el año 2016, tiene como objetivo nacional desarrollar la formación y autoformación colectiva, integral, continua y permanente de los ciudadanos y ciudadanas, desde la comunidad hasta las entidades de trabajo, para el encadenamiento productivo, la estabilización y el desarrollo del proceso social de trabajo, como el diálogo y contraste de los saberes alcanzados en su práctica social con las prácticas formalizadas desde ambientes académicos, para construir conocimiento, teoría, ciencia, tecnología y técnica, vinculadas a las necesidades del pueblo, y orientar sus proyectos y acciones a brindar los conocimientos pertinentes a la población de jóvenes y adultos excluidos del sistema educativo formal y del aparato productivo nacional, coadyuvando a su inclusión al proceso productivo del país, bajo los principios socialistas, así como la formación necesaria para su incorporación al trabajo, a fin de consolidar la independencia y fortalecer la soberanía nacional del país con la finalidad de asegurar el desarrollo humano integral y una existencia digna para la productividad.

El Instituto, estima llevar a cabo para el ejercicio económico financiero 2016, dos (02) Proyectos:

- Realización de obras de rehabilitación integral, adecuación y conservación en las instalaciones del Inces a nivel nacional. Ante la necesidad de afianzar el desarrollo de las capacidades productivas en el sector científico-tecnológico, se plantea la rehabilitación, adecuación y acondicionamiento integral de las instalaciones de los Centros de Formación Socialista distribuidos en todo el territorio nacional, con el fin de fomentar en estos espacios la innovación y la investigación, así como la incorporación de nuevas tecnologías en las áreas: agrícola, pesquera, automotriz, madera, construcción, textil, comercial, industrial y metal-minera.

  Igualmente, resulta necesario garantizar la autogestión del Poder Popular para la creación de nuevos tejidos productivos, enmarcados bajo la lógica del trabajo liberador que conlleva el proceso de formación, capacitación y transformación, constituyentes de la estructura fundamental con miras hacia la consolidación y el fortalecimiento del proceso bolivariano revolucionario.

- Creación de centros de diseño de fábricas para la elaboración de equipos e implementos industriales. El proyecto de centros de diseño de fábricas, se plantea como un espacio de innovación y del conocimiento de manera local y territorial, en forma articulada, que será ubicado en tres (3) Estados: Aragua, Portuguesa y Bolívar, con el propósito de contribuir con el desarrollo y la generación de conocimientos técnicos especializados para la construcción de partes, piezas y aplicaciones industriales en los niveles de diseño, implementación y adecuación que fortalezcan los procesos productivos nacionales.

  El centro de diseño de fábricas, como célula de un sistema, define un espacio físico de gestión del conocimiento, de forma local y territorial, para facilitar la movilidad de los actores que participan en la creación de este conocimiento, su uso, difusión y protección. Además, deberá propiciar la movilidad del conocimiento en función de darle dinamismo, agilidad y rapidez, en su rol como herramienta de transformación y de poder, en el seno de las expresiones político-territoriales que promueve el Estado Venezolano (consejos comunales y comunas).

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**12.085.000.000**
INGRESOS CORRIENTES ORDINARIOS	12.085.000.000
INGRESOS DE LA PROPIEDAD	35.000.000
Intereses	35.000.000
Intereses internos	35.000.000
Intereses por depósitos	35.000.000
OTROS INGRESOS	12.050.000.000
Otros ingresos ordinarios	12.050.000.000
INGRESOS DE CAPITAL	**45.954.000**
RECURSOS PROPIOS DE CAPITAL	45.954.000
Incremento de la depreciación y amortización acumuladas	45.954.000
FUENTES FINANCIERAS	**2.862.655.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.862.655.000
Disminución de otros activos financieros	2.862.655.000
Disminución de disponibilidades	2.837.500.000
Disminución de bancos	2.837.500.000
Disminución de cuentas por cobrar a corto plazo	25.155.000
Disminución de cuentas comerciales por cobrar a corto plazo	25.155.000
TOTAL RECURSOS	**14.993.609.000**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**11.944.940.000**
GASTOS DE CONSUMO	10.348.556.000
Remuneraciones	5.433.416.000
Sueldos, salarios y otras retribuciones	2.204.714.000
Beneficios y complementos de sueldos y salarios	747 642.000
Aportes patronales	255.693.000
Prestaciones sociales y otras indemnizaciones	560.747.000
Asistencia socioeconómica	1.496.988.000
Otros gastos de personal	167.632.000
Compra de bienes y servicios	4.451.051.000
Bienes de consumo	1.447.498.000
Servicios no personales	3.003.553.000
Impuestos indirectos	418.135.000
Depreciación y amortización	45.954.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.596.384.000
Al sector privado	1.572.343.000
Transferencias corrientes al sector privado	1.550.243.000
Directas a personas	1.547 850.000
Pensiones y otros beneficios asociados	461.789.000
Jubilaciones y otros beneficios asociados	1.086.061.000
A instituciones sin fines de lucro	162.000
Otras transferencias corrientes internas al sector privado	2.231.000
Donaciones corrientes al sector privado	22.100.000
Donaciones a personas	9.100.000
Donaciones a instituciones sin fines de lucro	13.000.000
Al sector público	17.141.000
Transferencias corrientes al sector público	7.855.000
A los entes descentralizados sin fines empresariales para sus gastos	7.855.000
Donaciones corrientes al sector público	9.286.000
A la República	9.286.000
Al sector externo	6.900.000
Transferencias corrientes al exterior	6.900.000
A gobiernos extranjeros	6.000.000
A organismos internacionales	900.000

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS DE CAPITAL	**3.044.419.000**
INVERSIÓN REAL DIRECTA	3.044.419.000
Formación bruta de capital fijo	2.999.846.000
Maquinaria, equipos y otros bienes muebles	746.244.000
Construcciones de bienes de dominio privado	2.253.602.000
Bienes intangibles	44.573.000
APLICACIONES FINANCIERAS	**4.250.000**
DISMINUCIÓN DE PASIVOS	4.250.000
Disminución de cuentas y efectos por pagar	4.250.000
Disminución de cuentas y efectos por pagar a corto plazo	4.250.000
Disminución cuentas por pagar a contratistas a corto plazo	4.250.000
TOTAL EGRESOS	**14.993.609.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128671	Realización de obras de rehabilitación integral, adecuación y conservación en las instalaciones del INCES a nivel nacional.	centro	30			799.896.000						799.896.000
130445	Creación de centros de diseño de fábricas para la elaboración de equipos e implementos industriales.	centro	3			650.000.000						650.000.000
	TOTAL					1.449.896.000						1.449.896.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	5.676.098.000						5.676.098.000
02	Gestión Administrativa	3.565.641.000					2.862.655.000	6.428.296.000
03	Previsión y Protección Social	1.428.919.000						1.428.919.000
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	10.400.000						10.400.000
	TOTAL	10.681.058.000					2.862.655.000	13.543.713.000

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1.820**	**2.176**	**10**	**4.006**	**424.742.000**	**173.547.000**	**598.289.000**
Alto Nivel y de Dirección		4	1	5	34.395.000		34.395.000
Directivo	177	369	9	555	34.087.902		34.087.902
Profesional y Técnico	451	279		730	70.089.754	32.461.810	102.551.564
Personal Administrativo	408	288		696	33.045.294	30.903.736	63.949.030
Personal Docente	307	448		755	72.813.697	33.593.506	106.407.203
Personal Médico	18	13		31	2.969.353	1.369.948	4.339.301
Obrero	459	775		1.234	177.341.000	75.218.000	252.559.000
Personal Fijo a Tiempo Parcial	**5**	**7**		**12**	**271.000**	**69.000**	**340.000**
Personal Médico	5	7		12	271.000	69.000	340.000
Personal Contratado	**1.932**	**1.829**		**3.761**	**424.400.000**		**424.400.000**
Profesional y Técnico	925	785		1.710	254.242.816		254.242.816
Personal Administrativo	259	387		646	98.054.244		98.054.244
Personal Docente	647	450		1.097	61.568.404		61.568.404
Personal Médico	21	14		35	5.312.536		5.312.536
Obrero	80	193		273	5.222.000		5.222.000
TOTAL	**3.757**	4.012	**10**	**7.779**	**849.413.000**	**173.616.000**	**1.023.029.000**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**2.337**	**1.589**	**3.926**	**1.086.061.000**
Médicos	18	21	39	10.788.685
Empleados	1.775	999	2.774	767.379.830
Docentes	285	220	505	139.699.645
Obreros	259	349	608	168.192.840
Pensionados	**469**	**673**	**1.142**	**342.858.000**
Médicos	2		2	600.451
Empleados	269	316	585	175.632.164
Docentes	146	112	258	77.458.287
Obreros	52	245	297	89.167.098
TOTAL	**2.806**	**2.262**	**5.068**	**1.428.919.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	5.433.416.000
4.02	Materiales, suministros y mercancías	1.447.498.000
4.03	Servicios no personales	3.421.688.000
4.04	Activos reales	3.044.419.000
4.07	Transferencias y donaciones	1.596.384.000
4.08	Otros gastos	45.954.000
4.11	Disminución de pasivos	4.250.000
	TOTAL	**14.993.609.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**12.085.000.000**
INGRESOS CORRIENTES ORDINARIOS	12.085.000.000
INGRESOS DE LA PROPIEDAD	35.000.000
Intereses	35.000.000
Intereses internos	35.000.000
Intereses por depósitos	35.000.000
OTROS INGRESOS	12.050.000.000
Otros ingresos ordinarios	12.050.000.000
1.2 GASTOS CORRIENTES	**11.944.940.000**
GASTOS DE CONSUMO	10.348.556.000
Remuneraciones	5.433.416.000
Sueldos, salarios y otras retribuciones	2.204.714.000
Beneficios y complementos de sueldos y salarios	747.642.000
Aportes patronales	255.693.000
Prestaciones sociales y otras indemnizaciones	560.747.000
Asistencia socioeconómica	1.496.988.000
Otros gastos de personal	167.632.000
Compra de bienes y servicios	4.451.051.000
Bienes de consumo	1.447.498.000
Servicios no personales	3.003.553.000
Impuestos indirectos	418.135.000
Depreciación y amortización	45.954.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.596.384.000
Al sector privado	1.572.343.000
Transferencias corrientes al sector privado	1.550.243.000
Directas a personas	1.547.850.000
Pensiones y otros beneficios asociados	461.789.000
Jubilaciones y otros beneficios asociados	1.086.061.000
A instituciones sin fines de lucro	162.000
Otras transferencias corrientes internas al sector privado	2.231.000
Donaciones corrientes al sector privado	22.100.000
Donaciones a personas	9.100.000
Donaciones a instituciones sin fines de lucro	13.000.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Al sector público	17.141.000
Transferencias corrientes al sector público	7.855.000
A los entes descentralizados sin fines empresariales para sus gastos	7.855.000
Donaciones corrientes al sector público	9.286.000
A la República	9.286.000
Al sector externo	6.900.000
Transferencias corrientes al exterior	6.900.000
A gobiernos extranjeros	6.000.000
A organismos internacionales	900.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**140.060.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**186.014.000**
RECURSOS PROPIOS DE CAPITAL	186.014.000
Ahorro en cuenta corriente	140.060.000
Incremento de la depreciación y amortización acumuladas	45.954.000
2.2 GASTOS DE CAPITAL	**3.044.419.000**
INVERSIÓN REAL DIRECTA	3.044.419.000
Formación bruta de capital fijo	2.999.846.000
Maquinaria, equipos y otros bienes muebles	746.244.000
Construcciones de bienes de dominio privado	2.253.602.000
Bienes intangibles	44.573.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(2.858.405.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**2.862.655.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.862.655.000
Disminución de otros activos financieros	2.862.655.000
Disminución de disponibilidades	2.837.500.000
Disminución de bancos	2.837.500.000
Disminución de cuentas por cobrar a corto plazo	25.155.000
Disminución de cuentas comerciales por cobrar a corto plazo	25.155.000
3.2 APLICACIONES FINANCIERAS	**2.862.655.000**
DISMINUCIÓN DE PASIVOS	4.250.000
Disminución de cuentas y efectos por pagar	4.250.000
Disminución de cuentas y efectos por pagar a corto plazo	4.250.000
Disminución cuentas por pagar a contratistas a corto plazo	4.250.000
DÉFICIT FINANCIERO	2.858.405.000

A0051

Instituto Nacional de Capacitación y Recreación de los Trabajadores (INCRET)

INSTITUTO NACIONAL DE CAPACITACIÓN Y RECREACIÓN DE LOS TRABAJADORES (INCRET)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Para el ejercicio económico financiero 2016, el Instituto Nacional para la Capacitación y Recreación de los Trabajadores (Incret) estima un presupuesto de recursos por un monto de: Mil Ciento Noventa y Cuatro Millones Seiscientos Sesenta y Tres Mil Quinientos Catorce Bolívares (Bs. 1.194.663.514), cuyas fuentes de financiamiento son:

Transferencias Recibidas del Sector Público:	Bs.	1.174.663.514
Recursos por la Venta de Servicios:	Bs.	18.868.500
Ingresos de la Propiedad:	Bs.	1.131.500

Los recursos generados por la venta de servicios están enmarcados en el desarrollo de una política incluyente, solidaria, participativa y socialista destinada a los trabajadores y trabajadoras. Vale la pena destacar que las tarifas cobradas por los servicios prestados son solidarias, con la finalidad de garantizar el acceso a los programas recreativos, deportivos, culturales, de hospedajes y turismo social.

POLÍTICA DE GASTOS Y APLICACIONES FINANCIERAS

La política de gastos y aplicaciones del Incret para el año 2016, está enmarcada en el Objetivo Histórico II: Continuar construyendo el Socialismo Bolivariano del Siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo, según lo establecido en las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019".

En este sentido se programaron tres (3) proyectos:

- Promoción de programas en materia de recreación, utilización del tiempo libre, descanso y turismo social para trabajadores y trabajadoras, cuyo monto asciende a la cantidad de Bs. 309.885.848.
- Asistencia técnica a las entidades de trabajo en el buen uso del tiempo libre, cuyo monto asciende a Bs. 34.544.711.
- Recuperar, rehabilitar y mantener los inmuebles en pro de brindar óptimas condiciones de funcionamiento y poder desarrollar la prestación de los programas de recreación, descanso y turismo social para los trabajadores y trabajadoras, al cual se les destinará recursos que alcanzan la cantidad de Bs. 650.967.400.

El resto de los recursos fueron distribuidos a las acciones centralizadas que alcanzan la cantidad de Bs. 199.265.555.

Por último es importante destacar que el presupuesto del Incret se fundamenta en la aplicación de los recursos disponibles con criterio de austeridad y maximizando la eficiencia del gasto. Dichos recursos se utilizarán para financiar gastos de personal, pensiones, jubilaciones, suministro de insumos, prestación de servicios, mantenimiento para el normal funcionamiento del ente, e igualmente para cubrir la inversión correspondiente a la adquisición de todos los activos necesarios para una óptima operatividad de la institución.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.194.663.514**
INGRESOS CORRIENTES ORDINARIOS	1.194.663.514
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	18.868.500
Venta de otros bienes y servicios	18.868.500
INGRESOS DE LA PROPIEDAD	1.131.500
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	1.131.500
Alquileres	1.131.500
TRANSFERENCIAS CORRIENTES	1.174.663.514
Transferencias corrientes del sector público	1.174.663.514
Transferencias corrientes internas recibidas del sector público	1.174.663.514
De la República	1.174.663.514
TOTAL RECURSOS	**1.194.663.514**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**959.786.060**
GASTOS DE CONSUMO	936.566.352
Remuneraciones	452.369.328
Sueldos, salarios y otras retribuciones	133.889.704
Beneficios y complementos de sueldos y salarios	123.275.937
Aportes patronales	15.737.491
Prestaciones sociales y otras indemnizaciones	42.735.180
Asistencia socioeconómica	136.731.016
Compra de bienes y servicios	406.431.330
Bienes de consumo	158.003.665
Servicios no personales	248.427.665
Impuestos indirectos	77.765.694
GASTOS DE LA PROPIEDAD	627.680
Derechos sobre bienes intangibles	627.680
TRANSFERENCIAS Y DONACIONES CORRIENTES	22.592.028
Al sector privado	22.592.028
Transferencias corrientes al sector privado	21.912.028
Directas a personas	21.912.028
Pensiones y otros beneficios asociados	7.967.944
Jubilaciones y otros beneficios asociados	13.944.084
Donaciones corrientes al sector privado	680.000
Donaciones a personas	680.000
GASTOS DE CAPITAL	**234.877.454**
INVERSIÓN REAL DIRECTA	234.877.454
Formación bruta de capital fijo	234.197.454
Maquinaria, equipos y otros bienes muebles	54.197.454
Construcciones de bienes de dominio privado	180.000.000
Bienes intangibles	680.000
TOTAL EGRESOS	**1.194.663.514**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128537	Promoción de programas en materia de recreación, utilización del tiempo libre, descanso y turismo social para trabajadores y trabajadoras	atención	3.658.215					309.885.848				309.835.848
128636	Asistencia Técnica a las Entidades de Trabajo en el Buen Uso del Tiempo Libre.	asesoría	800.000					34.544.711				34.544.711
128683	Recuperar, rehabilitar y mantener los Inmuebles en pro de brindar óptimas condiciones de funcionamiento y poder desarrollar la prestación de los programas de recreación, descanso y turismo social para los trabajadores y trabajadoras.	acondicionamiento	186					650.967.400				650.967.400
	TOTAL							995.397.959				995.397.959

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			156.285.688				156.285.688
02	Gestión Administrativa	20.000.000		1.067.839				21.067.839
03	Previsión y Protección Social			21.912.028				21.912.028
	TOTAL	20.000.000		179.265.555				199.265.555

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**145**	**172**	**34**	**351**	**32.705.151**	**13.154.252**	**45.859.403**
Alto Nivel y de Dirección		1		1	89.060		89.060
Directivo	18	17	34	69	6.145.149		6.145.149
Profesional y Técnico	21	16		37	3.774.391	1.976.123	5.750.514
Personal Administrativo	20	5		25	2.233.216	1.133.955	3.367.171
Obrero	86	133		219	20.463.335	10.044.174	30.507.509
Personal Contratado	**95**	**165**		**260**	**23.773.520**		**23.773.520**
Directivo	1	1		2	178.120		178.120
Profesional y Técnico	40	16		56	5.957.817		5.957.817
Personal Administrativo	14	6		20	1.416.310		1.416.310
Obrero	40	142		182	16.221.273		16.221.273
TOTAL	240	337	34	611	56.478.671	13.154.252	69.632.923

PERSONAL JUBILADO Y PENSIONADO (En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	32	22	54	**13.944.084**
Empleados	20	12	32	8.647.747
Obreros	12	10	22	5.296.337
Pensionados	**19**	**10**	**29**	**7.967.944**
Empleados	19	8	27	7.313.604
Obreros		2	2	654.340
TOTAL	51	32	83	21.912.028

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	452.369.328
4.02	Materiales, suministros y mercancías	158.003.665
4.03	Servicios no personales	326.821.039
4.04	Activos reales	234.877.454
4.07	Transferencias y donaciones	22.592.028
	TOTAL	**1.194.663.514**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.194.663.514**
INGRESOS CORRIENTES ORDINARIOS	1.194.663.514
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	18.868.500
Venta de otros bienes y servicios	18.868.500
INGRESOS DE LA PROPIEDAD	1.131.500
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	1.131.500
Alquileres	1.131.500
TRANSFERENCIAS CORRIENTES	1.174.663.514
Transferencias corrientes del sector público	1.174.663.514
Transferencias corrientes internas recibidas del sector público	1.174.663.514
De la República	1.174.663.514
Ministerio del Poder Popular para el Proceso Social de Trabajo	1.174.663.514
Ingresos Ordinarios	1.174.663.514
1.2 GASTOS CORRIENTES	**959.786.060**
GASTOS DE CONSUMO	936.566.352
Remuneraciones	452.369.328
Sueldos, salarios y otras retribuciones	133.889.704
Beneficios y complementos de sueldos y salarios	123.275.937
Aportes patronales	15.737.491
Prestaciones sociales y otras indemnizaciones	42.735.180
Asistencia socioeconómica	136.731.016
Compra de bienes y servicios	406.431.330
Bienes de consumo	158.003.665
Servicios no personales	248.427.665
Impuestos indirectos	77.765.694
GASTOS DE LA PROPIEDAD	627.680
Derechos sobre bienes intangibles	627.680
TRANSFERENCIAS Y DONACIONES CORRIENTES	22.592.028
Al sector privado	22.592.028
Transferencias corrientes al sector privado	21.912.028
Directas a personas	21.912.028
Pensiones y otros beneficios asociados	7.967.944
Jubilaciones y otros beneficios asociados	13.944.084

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Donaciones corrientes al sector privado	680.000
Donaciones a personas	680.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**234.877.454**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**234.877.454**
RECURSOS PROPIOS DE CAPITAL	234.877.454
Ahorro en cuenta corriente	234.877.454
2.2 GASTOS DE CAPITAL	**234.877.454**
INVERSIÓN REAL DIRECTA	234.877.454
Formación bruta de capital fijo	234.197.454
Maquinaria, equipos y otros bienes muebles	54.197.454
Construcciones de bienes de dominio privado	180.000.000
Bienes intangibles	680.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0055

Instituto Venezolano de los Seguros Sociales (IVSS)

INSTITUTO VENEZOLANO DE LOS SEGUROS SOCIALES (IVSS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Los ingresos estimados en el presupuesto del Instituto Venezolano de los Seguros Sociales para el ejercicio económico financiero 2016, ascienden a **Bs. 228.085.151.279**, en donde las fuentes de financiamiento son:

Aportes del Ejecutivo Nacional	**157.401.484.314**
Ingresos Propios	**70.683.666.965**
Total Bs.	**228.085.151.279**

La distribución del aporte del Ejecutivo Nacional se desglosa de la siguiente manera:

- Proyecto: otorgamiento de las prestaciones dinerarias a largo y corto plazo; para el pago de pensiones, un monto de **Bs. 147.063.775.781**, lo que representa un 93,43%.
- Proyecto: fortalecimiento del servicio de asistencia médica integral de manera universal, solidaria y gratuita, como elemento fundamental del sistema de seguridad social y el sistema público nacional de salud; para gastos de personal un total de **Bs. 10.337.708.533**, lo que representa el 6,57% del aporte.

Los ingresos propios están estimados en **Bs. 70.683.666.965,** tomando como referencia el comportamiento que ha tenido la recaudación en los últimos años, conjuntamente con la aplicación de una política agresiva de fiscalización y cobranza por el Ivss; así como la inclusión de cotizantes de conformidad con el artículo 6 del Decreto con Rango, Valor y Fuerza de Ley de Reforma Parcial de la Ley del Seguro Social y el artículo 7 de su Reglamento, que agiliza la afiliación de trabajadores no dependientes y por continuación facultativa.

Estos Ingresos se destinaran para atender los siguientes gastos:

- Proyecto: incorporación progresiva de ciudadanos y ciudadanas al sistema de seguridad social; se asigna la cantidad de **Bs. 1.201.711.064**, lo que representa un 1,70% de los recursos propios.
- Proyecto: otorgamiento de las prestaciones dinerarias a largo y corto plazo; se asigna la cantidad de **Bs. 858.603.997**, lo que representa un 1,21% de los recursos propios.
- Proyecto: fortalecimiento del servicio de asistencia médica integral de manera universal, solidaria y gratuita, como elemento fundamental del sistema de seguridad social y el sistema público nacional de salud; se asigna la cantidad de **Bs. 38.265.043.559**, lo que representa un 54,14% de los recursos propios.
- Proyecto: fortalecimiento, mejoras y equipamiento de unidades adscritas al Ivss; se asigna la cantidad de **Bs. 13.488.083.337**, lo que representa un 19,08% de los recursos propios.

En cuanto a los gastos operativos y de funcionamiento se distribuyen:

- Acción Centralizada 01: dirección y coordinación de los gastos de los trabajadores; se asigna la cantidad de **Bs. 1.131.796.825**, lo que representa un 1,60% de los recursos propios para garantizar parte del gasto del personal de las dependencias centrales del instituto.

- Acción Centralizada 02: gestión administrativa; se asigna la cantidad de **Bs. 8.026.212.695**, lo que representa un 11,36% de los recursos propios, para garantizar el funcionamiento de las dependencias centrales del instituto

- Acción Centralizada 03: previsión y protección social; se asigna la cantidad de **Bs. 7.712.215.488**, lo que representa un 10,91% de los recursos propios, para atender el pago de las nóminas del personal jubilado y pensionado del instituto.

En cuanto a la cobertura de los servicios a prestar:

- Incorporación progresiva de ciudadanos y ciudadanas al sistema de seguridad social; con este proyecto se atienden los gastos correspondientes al funcionamiento de las 48 Oficinas Administrativas adscritas al Ivss, en todo el territorio nacional, a través de las cuales se realizarán 163.380 verificaciones y 14.960 fiscalizaciones de los deberes formales de los empleadores y empleadoras; así como la incorporación de 317.270 trabajadores y trabajadoras a la sistema de seguridad social.

- Otorgamiento de las prestaciones dinerarias a largo y corto plazo; a través de este proyecto se garantiza el pago de las pensiones a 2.820.955 beneficiarios y beneficiarias, que comprende la inclusión de 111.108 nuevos ciudadanos y ciudadanas al sistema de pensiones por las diferentes contingencias, (vejez, incapacidad, invalidez y sobrevivencia); continuar con la cancelación a 2.186.358 pensionados regulares al cierre del año 2015, 12.000 amas de casa, de conformidad con el Decreto N° 5.370 publicado en la Gaceta Oficial de la República Bolivariana de Venezuela, y 511.489 beneficiarios y beneficiarias de la Gran Misión En Amor Mayor Venezuela. Igualmente, se atiende el pago de 45.674 y 77.244 beneficiarios y beneficiarias de las indemnizaciones por incapacidad temporal y por pérdida involuntaria del empleo respectivamente; así como las comisiones bancarias correspondientes a las nóminas de pensiones.

- Fortalecimiento del servicio de asistencia médica integral de manera universal, solidaria y gratuita; como elemento fundamental del sistema de seguridad social y el sistema público nacional de salud; con este proyecto se garantizan los recursos para la prestación de la asistencia médica integral a través de los 63 ambulatorios, 36 hospitales y el complejo hemato-oncológico y de radiocirugía, donde se realizarán 14.435.055 atenciones; así como para ejecutar 3.326.629 atenciones a través de los programas de entrega de medicamentos de alto costo, diálisis y atención médica especializada (geriátricas, psiquiátricas, custodiables, Síndrome de Inmunodeficiencia Adquirida (HIV) y educación especial por discapacidades físicas, cognitivas, visuales y auditivas).

- Fortalecimiento, Mejoras y Equipamiento de Unidades Adscritas al Ivss; a través de este proyecto se garantizan los recursos para ejecutar 168 obras y 2.087 mantenimientos de infraestructuras, mantenimientos de equipos mecánicos, eléctricos y electro médicos en los Centros Asistenciales a nivel nacional.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**228.085.151.279**
INGRESOS CORRIENTES ORDINARIOS	228.085.151.279
INGRESOS NO TRIBUTARIOS	70.683.666.965
Ingresos por aportes y contribuciones a la seguridad social	70.683.666.965
TRANSFERENCIAS CORRIENTES	157.401.484.314
Transferencias corrientes del sector público	157.401.484.314
Transferencias corrientes internas recibidas del sector público	157.401.484.314
De la República	157.401.484.314
TOTAL RECURSOS	**228.085.151.279**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**214.403.954.771**
GASTOS DE CONSUMO	58.774.169.029
Remuneraciones	24.304.734.315
Sueldos, salarios y otras retribuciones	11.666.225.765
Beneficios y complementos de sueldos y salarios	7.210.121.591
Aportes patronales	1.371.433.853
Prestaciones sociales y otras indemnizaciones	3.271.807.112
Asistencia socioeconómica	781.505.994
Otros gastos de personal	3.640.000
Compra de bienes y servicios	30.621.519.543
Bienes de consumo	21.793.857.500
Servicios no personales	8.827.662.043
Impuestos indirectos	3.847.915.171
TRANSFERENCIAS Y DONACIONES CORRIENTES	155.629.785.742
Al sector privado	155.598.531.192
Transferencias corrientes al sector privado	155.557.502.115
Directas a personas	155.557.492.115
Pensiones y otros beneficios asociados	148.243.797.027
Jubilaciones y otros beneficios asociados	7.313.695.088
A instituciones sin fines de lucro	10.000
Donaciones corrientes al sector privado	41.029.077
Donaciones a personas	41.029.077
Al sector público	31.254.550
Donaciones corrientes al sector público	31.254.550
A la República	222.500
A los entes descentralizados sin fines empresariales	31.032.050
GASTOS DE CAPITAL	**13.681.196.508**
INVERSIÓN REAL DIRECTA	13.681,196.508
Formación bruta de capital fijo	13.679 835.753
Maquinaria, equipos y otros bienes muebles	4.439.014.968
Construcciones de bienes de dominio privado	9.240.820.785
Bienes intangibles	1.360.755
TOTAL EGRESOS	228.085.151.279

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128540	Incorporación progresiva de ciudadanos y ciudadanas al Sistema de Seguridad Social	persona	317 270			1.201.711.064						1.201.711.064
128589	Fortalecimiento del servicio de asistencia médica integral de manera universal, solidaria y gratuita, como elemento fundamental del Sistema de Seguridad Social y del Sistema Público Nacional de Salud	atención	17.761.684			38 265.043.559		10.337.708.533				48.602.752.092
128594	Otorgamiento de las prestaciones dinerarias a largo y corto plazo	persona	2.943.873			858.603.997		147.063.775.781				147.922.379.778
128599	Fortalecimiento, mejoras y equipamiento de unidades adscritas al IVSS	obra	168			13 488.083.337						13.483.083.337
	TOTAL					53.813.441.957		157.401.484.314				211.214.926.271

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	1.131.796.825						1.131.796.825
02	Gestión Administrativa	8.026.212.695						8.026.212.695
03	Previsión y Protección Social	7.712.215.488						7.712.215.488
	TOTAL	16.870.225.008						16.870.225.008

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**38.436**	**12.821**		**51.257**	**5.042.785.125**	**768.420.221**	**5.811.205.346**
Alto Nivel y de Dirección		1		1	391.719		391.719
Directivo	793	265		1.058	106.069.216	19.714.364	125.783.580
Profesional y Técnico	18.686	6.233		24.919	2.495.881.770	463.892.571	2.959.774.341
Personal Administrativo	5.028	1.676		6.704	671.471.222	124.801.790	796.273.012
Personal Médico	6.357	2.120		8.477	849.054.527	157.807.991	1.006.862.518
Obrero	7.572	2.526		10.098	919.916.671	2.203.505	922.120.176
Personal Contratado	**452**	**151**		**603**	**81.162.847**		**81.162.847**
Profesional y Técnico	452	151		603	81.162.847		81.162.847
TOTAL	**38.888**	**12.972**		**51.860**	**5.123.947.972**	**768.420.221**	**5.892.368.193**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**2.064**	**791**	**2.855**	**7.313.695.088**
Obreros	2.064	791	2.855	7.313.695.088
Pensionados	**31.636**	**10.842**	**42.478**	**398.520.400**
Médicos	4.288	1.469	5.757	54.011.063
Empleados	14.863	5.095	19.958	187.242.105
Obreros	12.485	4.278	16.763	157.267.232
TOTAL	**33.700**	**11.633**	**45.333**	**7.712.215.488**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	24.304.734.315
4.02	Materiales, suministros y mercancías	21.793.857.500
4.03	Servicios no personales	12.675.577.214
4.04	Activos reales	13.681.196.508
4.07	Transferencias y donaciones	155.629.785.742
	TOTAL	**228.085.151.279**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**228.085.151.279**
INGRESOS CORRIENTES ORDINARIOS	228.085.151.279
INGRESOS NO TRIBUTARIOS	70.683.666.965
Ingresos por aportes y contribuciones a la seguridad social	70.683.666.965
TRANSFERENCIAS CORRIENTES	157.401.484.314
Transferencias corrientes del sector público	157.401.484.314
Transferencias corrientes internas recibidas del sector público	157.401.484.314
De la República	157.401.484.314
Ministerio del Poder Popular para el Proceso Social de Trabajo	157.401.484.314
Ingresos Ordinarios	157.401.484.314
1.2 GASTOS CORRIENTES	**214.403.954.771**
GASTOS DE CONSUMO	58.774.169.029
Remuneraciones	24.304.734.315
Sueldos, salarios y otras retribuciones	11.666.225.765
Beneficios y complementos de sueldos y salarios	7.210.121.591
Aportes patronales	1.371.433.853
Prestaciones sociales y otras indemnizaciones	3.271.807.112
Asistencia socioeconómica	781.505.994
Otros gastos de personal	3.640.000
Compra de bienes y servicios	30.621.519.543
Bienes de consumo	21.793.857.500
Servicios no personales	8.827.662.043
Impuestos indirectos	3.847.915.171
TRANSFERENCIAS Y DONACIONES CORRIENTES	155.629.785.742
Al sector privado	155.598.531.192
Transferencias corrientes al sector privado	155.557.502.115
Directas a personas	155.557.492.115
Pensiones y otros beneficios asociados	148.243.797.027
Jubilaciones y otros beneficios asociados	7.313.695.088
A instituciones sin fines de lucro	10.000
Donaciones corrientes al sector privado	41.029.077
Donaciones a personas	41.029.077

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Al sector público	31.254.550
Donaciones corrientes al sector público	31.254.550
A la República	222.500
A los entes descentralizados sin fines empresariales	31.032.050
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**13.681.196.508**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**13.681.196.508**
RECURSOS PROPIOS DE CAPITAL	13.681.196.508
Ahorro en cuenta corriente	13.681.196.508
2.2 GASTOS DE CAPITAL	**13.681.196.508**
INVERSIÓN REAL DIRECTA	13.681.196.508
Formación bruta de capital fijo	13.679.835.753
Maquinaria, equipos y otros bienes muebles	4.439.014.968
Construcciones de bienes de dominio privado	9.240.820.785
Bienes intangibles	1.360.755
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0176

Instituto Nacional de Prevención, Salud y Seguridad Laborales (INPSASEL)

INSTITUTO NACIONAL DE PREVENCIÓN, SALUD Y SEGURIDAD LABORALES (INPSASEL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Nacional de Prevención, Salud y Seguridad Laborales (Inpsasel) como Institución rectora en la gestión de la política en Seguridad y Salud en el Trabajo continúa el avance hacia la construcción de la cultura de la prevención de riesgos y procesos peligrosos en los centros de trabajo, para establecer los mecanismos de defensa de la vida y la salud de las trabajadoras y los trabajadores, fijando su acción en los aspectos formativos, investigativos, reguladores y preventivos; y facilitando la acción orgánica de los mismos en sus espacios laborales, como una contribución al logro de la máxima imperativa expuesta en la Constitución de la República Bolivariana de Venezuela la cual insta al alcance de la Suprema Felicidad Social.

En el marco de este propósito, la misión del Inpsasel se orienta a la constitución, y gestión del régimen prestacional de seguridad y salud en el trabajo. Por lo tanto, su visión estará orientada a ser un instrumento científico-técnico y político para la transformación de las condiciones concretas del desarrollo de la acción productiva de los trabajadores y las trabajadoras garantizando que estas se desarrollen en un ambiente de salud y seguridad que posibiliten el pleno desarrollo de sus facultades físicas y mentales.

El monto del presupuesto para el ejercicio económico financiero 2016, asciende a la cantidad de Bs. 1.623.079.903 distribuido de la manera siguiente:

- **PROYECTO I:** "Desarrollo de la cultura preventiva en materia de salud y seguridad laboral en las entidades de trabajo público y privado que contribuya a superar las formas de explotación capitalistas presentes en el proceso social del trabajo". Bs. 316.620.739.
- **PROYECTO II:** "Optimizar la infraestructura física de las sedes del Inpsasel por la defensa de la salud y seguridad laboral de la clase obrera venezolana". Bs. 21.851.800.
- Acción Centralizada para gastos operativos y de funcionamiento. Bs. 1.284.607.364

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.623.079.903**
INGRESOS CORRIENTES ORDINARIOS	1.623.079.903
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	5.000.000
Venta de otros bienes y servicios	5.000.000
TRANSFERENCIAS CORRIENTES	1.618.079.903
Transferencias corrientes del sector público	1.618.079.903
Transferencias corrientes internas recibidas del sector público	1.618.079.903
De la República	1.618.079.903
TOTAL RECURSOS	**1.623.079.903**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.528.229.485**
GASTOS DE CONSUMO	1.524.162.988
Remuneraciones	1.184.519.440
Sueldos, salarios y otras retribuciones	455.011.864
Beneficios y complementos de sueldos y salarios	216.548.120
Aportes patronales	49.423.380
Prestaciones sociales y otras indemnizaciones	92.087.488
Asistencia socioeconómica	371.448.588
Compra de bienes y servicios	288.177.280
Bienes de consumo	147.592.567
Servicios no personales	140.584.713
Impuestos indirectos	51.466.268
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.066.497
Al sector privado	4.066.497
Transferencias corrientes al sector privado	1.066.497
Directas a personas	1.066.497
Pensiones y otros beneficios asociados	186.624
Jubilaciones y otros beneficios asociados	879.873
Donaciones corrientes al sector privado	3.000.000
Donaciones a personas	3.000.000
GASTOS DE CAPITAL	**94.850.418**
INVERSIÓN REAL DIRECTA	94.850.418
Formación bruta de capital fijo	90.419.274
Maquinaria, equipos y otros bienes muebles	88.419.274
Construcciones de bienes de dominio privado	2.000.000
Bienes intangibles	4.431.144
TOTAL EGRESOS	**1.623.079.903**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Meta				Fecha de inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
N.E	Ppto.		Unidad de Medida	Cant.	Género								
					Fem.	Masc.							
128651	A01760028000	Desarrollo de la cultura preventiva en materia de salud y seguridad laboral en las entidades de trabajo público y privado que contribuya a superar las formas de explotación capitalistas presentes en el proceso social del trabajo	entidad	50669			01/01/2016	31/12/2019		316.620.739	437.964.708	1.642.367.655	2.396.953.102
128723	A01760029000	Desarrollo del sistema de clasificación de categoría de riesgo en las entidades de trabajo públicas y privadas, de carácter productivo o de servicio.	sistema	1			01/01/2016	31/12/2017		21.851.800	15.938.047		37.789.847
TOTAL										338.472.539	453.902.755	1.642.367.655	2.434.742.949

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
						Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
				Fem.	Masc.		Proyectos por Endeudamiento	Otras				
128651	Desarrollo de la cultura preventiva en materia de salud y seguridad laboral en las entidades de trabajo público y privado que contribuya a superar las formas de explotación capitalistas presentes en el proceso social del trabajo	entidad	50.669					316.620.739				316.620.739
128723	Desarrollo del sistema de clasificación de categoría de riesgo en las entidades de trabajo públicas y privadas, de carácter productivo o de servicio	sistema	1					21.851.800				21.851.800
	TOTAL							338.472.539				338.472.539

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			961.715.575				961.715.575
02	Gestión Administrativa	5.000.000		316.825.292				321.825.292
03	Previsión y Protección Social			1.066.497				1.056.497
	TOTAL	5.000.000		1.279.607.364				1.284.507.364

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**536**	**523**	**448**	**1.507**	**146.509.892**	**64.528.196**	**211.038.088**
Alto Nivel y de Dirección	35	39	83	157	89.060	7.776	96.836
Profesional y Técnico	349	189	244	782	88.828.127	45.889.287	134.717.414
Personal Administrativo	78	65	29	172	19.537.644	10.093.296	29.630.940
Personal Médico	15	6	39	60	6.815.457	3.520.917	10.336.374
Obrero	59	224	53	336	31.239.604	5.016.920	36.256.524
Personal Contratado	**230**	**263**		**493**	**43.800.204**		**43.800.204**
Profesional y Técnico	163	211		374	33.227.741		33.227.741
Personal Administrativo	60	42		102	9.062.111		9.062.111
Personal Médico	7	10		17	1.510.352		1.510.352
TOTAL	766	786	448	2.000	190.310.096	64.528.196	254.838.292

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	3		3	**879.873**
Empleados	3		3	879.873
Pensionados	1		1	**186.624**
Empleados	1		1	186.624
TOTAL	4		4	1.066.497

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	1.184.519.440
4.02	Materiales, suministros y mercancías	147.592.567
4.03	Servicios no personales	192.050.981
4.04	Activos reales	94.850.418
4.07	Transferencias y donaciones	4.066.497
	TOTAL	1.623.079.903

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.623.079.903**
INGRESOS CORRIENTES ORDINARIOS	1.623.079.903
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	5.000.000
Venta de otros bienes y servicios	5.000.000
TRANSFERENCIAS CORRIENTES	1.618.079.903
Transferencias corrientes del sector público	1.618.079.903
Transferencias corrientes internas recibidas del sector público	1.618.079.903
De la República	1.618.079.903
Ministerio del Poder Popular para el Proceso Social de Trabajo	1.618.079.903
Ingresos Ordinarios	1.618.079.903
1.2 GASTOS CORRIENTES	**1.528.229.485**
GASTOS DE CONSUMO	1.524.162.988
Remuneraciones	1.184.519.440
Sueldos, salarios y otras retribuciones	455.011.864
Beneficios y complementos de sueldos y salarios	216.548.120
Aportes patronales	49.423.380
Prestaciones sociales y otras indemnizaciones	92.087.488
Asistencia socioeconómica	371.448.588
Compra de bienes y servicios	288.177.280
Bienes de consumo	147.592.567
Servicios no personales	140.584.713
Impuestos indirectos	51.466.268
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.066.497
Al sector privado	4.066.497
Transferencias corrientes al sector privado	1.066.497
Directas a personas	1.066.497
Pensiones y otros beneficios asociados	186.624
Jubilaciones y otros beneficios asociados	879.873
Donaciones corrientes al sector privado	3.000.000
Donaciones a personas	3.000.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**94.850.418**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**94.850.418**
RECURSOS PROPIOS DE CAPITAL	94.850.418
Ahorro en cuenta corriente	94.850.418
2.2 GASTOS DE CAPITAL	**94.850.418**
INVERSIÓN REAL DIRECTA	94.850.418
Formación bruta de capital fijo	90.419.274
Maquinaria, equipos y otros bienes muebles	88.419.274
Construcciones de bienes de dominio privado	2.000.000
Bienes intangibles	4.431.144
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0250

Tesorería de Seguridad Social

TESORERÍA DE SEGURIDAD SOCIAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Institución, tiene como finalidad la recaudación, distribución e inversión de los recursos financieros del Sistema de Seguridad Social, con el objeto de garantizar la sustentación parafiscal y la operatividad del mismo, así como la gestión del Sistema de Información de Seguridad Social, para el registro, afiliación e identificación de personas y organismos de la Administración Pública Nacional, Estadal y Municipal.

En este orden de ideas, para el ejercicio económico financiero 2016, en aras de continuar contribuyendo con la construcción de una sociedad igualitaria y justa, la Tesorería de Seguridad Social, orienta los recursos para el logro de las metas planteadas en la formulación de tres (03) proyectos, los cuales se describen a continuación:

- Impulsar la sustentabilidad financiera del régimen de jubilaciones y pensiones de los trabajadores y las trabajadoras de la Administración Pública Nacional, Estadal y Municipal a través de la inversión de los recursos financieros disponibles de las cotizaciones, con criterios balanceados de seguridad, rentabilidad y liquidez. Se estima la colocación de Un Mil Ochocientos Ochenta y Nueve Millones Doce Mil Novecientos Sesenta y Cinco Bolívares (Bs. 1.889.012.965), con el objeto de invertir los aportes y las cotizaciones, contribuyendo a la sustentabilidad del Sistema de Seguridad Social.
- Garantizar las prestaciones dinerarias de seguridad social a los trabajadores y trabajadoras de la Administración Pública Nacional, con el pago oportuno de las jubilaciones y pensiones otorgadas a siete mil trabajadores y trabajadoras de la Administración Pública Nacional asumidas por la Tesorería de Seguridad Social, cuya erogación se estima en Dos Mil Ciento Sesenta y Dos Millones Cuatrocientos Quince Mil Trescientos Cuarenta y Seis Bolívares (Bs. 2.162.415.346).
- Fortalecimiento del Sistema de Información de Seguridad Social, con una inversión de Cuarenta y Dos Millones Trescientos Cincuenta y Nueve Mil Ochenta Bolívares (Bs. 42.359.080), con el objeto de adquirir los equipos necesarios y contratar los servicios técnicos que permitan implantar los módulos de recaudación, inversión y estudios actuariales para fortalecer el Sistema de Información de Seguridad Social, que permitirán el mejor manejo de las cotizaciones que administra la Tesorería de Seguridad Social.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**4.540.175.536**
INGRESOS CORRIENTES ORDINARIOS	4.540.175.536
INGRESOS NO TRIBUTARIOS	3.000.000.000
Ingresos por aportes y contribuciones a la seguridad social	3.000.000.000
INGRESOS DE LA PROPIEDAD	1.540.175.536
Intereses	1.540.175.536
Intereses internos	1.540.175.536
Intereses por depósitos	1.540.175.536
INGRESOS DE CAPITAL	**5.653.994**
RECURSOS PROPIOS DE CAPITAL	5.653.994
Incremento de la depreciación y amortización acumuladas	5.653.994
TOTAL RECURSOS	**4.545.829.530**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**2.564.581.712**
GASTOS DE CONSUMO	395.743.414
Remuneraciones	188.625.101
Sueldos, salarios y otras retribuciones	58.114.141
Beneficios y complementos de sueldos y salarios	37.584.754
Aportes patronales	6.182.382
Prestaciones sociales y otras indemnizaciones	12.875.071
Asistencia socioeconómica	73.868.753
Compra de bienes y servicios	167.722.766
Bienes de consumo	67.470.466
Servicios no personales	100.252.300
Impuestos indirectos	33.741.553
Depreciación y amortización	5.653.994
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.168.838.298
Al sector privado	2.168.838.298
Transferencias corrientes al sector privado	2.166.838.298
Directas a personas	2.166.838.298
Pensiones y otros beneficios asociados	2.163.609.543
Jubilaciones y otros beneficios asociados	3.228.755
Donaciones corrientes al sector privado	2.000.000
Donaciones a personas	2.000.000
GASTOS DE CAPITAL	**91.999.000**
INVERSIÓN REAL DIRECTA	91.999.000
Formación bruta de capital fijo	91.999.000
Maquinaria, equipos y otros bienes muebles	81.999.000
Construcciones de bienes de dominio privado	10.000.000
APLICACIONES FINANCIERAS	**1.889.248.818**
INVERSIÓN FINANCIERA	1.889.012.965
Incremento de otros activos financieros	1.889.012.965
Incremento de disponibilidades	1.889.012.965
Incremento de inversiones temporales	1.889.012.965
DISMINUCIÓN DE PASIVOS	235.853
Disminución de cuentas y efectos por pagar	235.853
Disminución de cuentas y efectos por pagar a corto plazo	235.853
Disminución cuentas por pagar a proveedores a corto plazo	235.853
TOTAL EGRESOS	**4.545.829.530**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128785	Impulsar la sustentabilidad financiera del Sistema de Seguridad Social, a través de la administración eficiente y eficaz de sus recursos.	bolívar	1.540.000.000			1.946.516.947						1.946.516.947
128837	Garantizar las prestaciones dinerarias de seguridad social a los trabajadores y trabajadoras de la Administración Pública Nacional	persona	7.000			2.171.472.517						2.171.472.517
128891	Fortalecimiento del Sistema de Información de Seguridad Social	módulo	3			42.359.080						42.359.080
	TOTAL					4.160.348.544						4.160.348.544

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	198.129.101						198.129.101
02	Gestión Administrativa	182.928.933						182.928.933
03	Previsión y Protección Social	4.422.952						4.422.952
	TOTAL	385.480.986						385.480.986

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**32**	**14**		**46**	**12.430.692**	**2.028**	**12.432.720**
Alto Nivel y de Dirección	31	14		45	12.322.048		12.322.048
Profesional y Técnico	1			1	108.644	2.028	110.672
Personal Contratado	**94**	**89**		**183**	**19.252.279**		**19.252.279**
Profesional y Técnico	60	48		108	12.124.876		12.124.876
Personal Administrativo	34	41		75	7.127.403		7.127.403
TOTAL	126	103		229	31.682.971	2.028	31.684.999

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**10**	**9**	**19**	**3.228.755**
Empleados	10	8	18	3.056.572
Obreros		1	1	172.183
Pensionados	**5**	**2**	**7**	**1.194.197**
Empleados	4	2	6	1.017.014
Obreros	1		1	177.183
TOTAL	15	11	26	4.422.952

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	188.625.101
4.02	Materiales, suministros y mercancías	67.470.466
4.03	Servicios no personales	133.993.853
4.04	Activos reales	91.999.000
4.05	Activos financieros	1.889.012.965
4.07	Transferencias y donaciones	2.168.838.298
4.08	Otros gastos	5.653.994
4.11	Disminución de pasivos	235.853
	TOTAL	**4.545.829.530**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**4.540.175.536**
INGRESOS CORRIENTES ORDINARIOS	4.540.175.536
INGRESOS NO TRIBUTARIOS	3.000.000.000
Ingresos por aportes y contribuciones a la seguridad social	3.000.000.000
INGRESOS DE LA PROPIEDAD	1.540.175.536
Intereses	1.540.175.536
Intereses internos	1.540.175.536
Intereses por depósitos	1.540.175.536
1.2 GASTOS CORRIENTES	**2.564.581.712**
GASTOS DE CONSUMO	395.743.414
Remuneraciones	188.625.101
Sueldos, salarios y otras retribuciones	58.114.141
Beneficios y complementos de sueldos y salarios	37.584.754
Aportes patronales	6.182.382
Prestaciones sociales y otras indemnizaciones	12.875.071
Asistencia socioeconómica	73.868.753
Compra de bienes y servicios	167.722.766
Bienes de consumo	67.470.466
Servicios no personales	100.252.300
Impuestos indirectos	33.741.553
Depreciación y amortización	5.653.994
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.168.838.298
Al sector privado	2.168.838.298
Transferencias corrientes al sector privado	2.166.838.298
Directas a personas	2.166.838.298
Pensiones y otros beneficios asociados	2.163.609.543
Jubilaciones y otros beneficios asociados	3.228.755
Donaciones corrientes al sector privado	2.000.000
Donaciones a personas	2.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.975.593.824**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.981.247.818**
RECURSOS PROPIOS DE CAPITAL	1.981.247.818
Ahorro en cuenta corriente	1.975.593.824
Incremento de la depreciación y amortización acumuladas	5.653.994

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2.2 GASTOS DE CAPITAL	**91.999.000**
INVERSIÓN REAL DIRECTA	91.999.000
Formación bruta de capital fijo	91.999.000
Maquinaria, equipos y otros bienes muebles	81.999.000
Construcciones de bienes de dominio privado	10.000.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**1.889.248.818**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**1.889.248.818**
SUPERÁVIT FINANCIERO	1.889.248.818
3.2 APLICACIONES FINANCIERAS	**1.889.248.818**
INVERSIÓN FINANCIERA	1.889.012.965
Incremento de otros activos financieros	1.889.012.965
Incremento de disponibilidades	1.889.012.965
Incremento de inversiones temporales	1.889.012.965
DISMINUCIÓN DE PASIVOS	235.853
Disminución de cuentas y efectos por pagar	235.853
Disminución de cuentas y efectos por pagar a corto plazo	235.853
Disminución cuentas por pagar a proveedores a corto plazo	235.853

21
Tribunal Supremo de Justicia

A0475

Fundación Gaceta Forense

FUNDACIÓN GACETA FORENSE

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación está destinada a la administración y soporte del Sistema de Información Documental del Tribunal Supremo de Justicia, mediante la edición y publicación de obras jurídicas.

La función de edición y publicación es fundamental para la difusión de la normativa legal que afecta al pueblo en general y posibilita la compresión de los criterios que orientan la función judicial, principal razón de ser del Poder Judicial.

El incremento sostenido de la demanda de publicaciones del Fondo Editorial, impone la necesidad del fortalecimiento de la estructura de apoyo editorial y administrativo, lo que permitirá en primer lugar, diversificar sus colecciones, y en segundo lugar, promover la edición popular de normativa legal; consolidando a la Fundación Gaceta Forense como un fondo editorial del Tribunal Supremo de Justicia.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**23.652.000**
INGRESOS CORRIENTES ORDINARIOS	23.652.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.000.000
Venta de otros bienes y servicios	2.000.000
INGRESOS DE LA PROPIEDAD	2.000
Intereses	2.000
Intereses internos	2.000
Intereses por depósitos	2.000
TRANSFERENCIAS CORRIENTES	20.900.000
Transferencias corrientes del sector público	20.900.000
Transferencias corrientes internas recibidas del sector público	20.900.000
De la República	20.900.000
OTROS INGRESOS	750.000
Otros ingresos ordinarios	750.000
TOTAL RECURSOS	**23.652.000**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**20.900.000**
GASTOS DE CONSUMO	19.800.996
Compra de bienes y servicios	17.679.460
Servicios no personales	17.679.460
Impuestos indirectos	2.121.536
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.099.004
Al sector privado	1.099.004
Transferencias corrientes al sector privado	1.099.004
Directas a personas	1.099.004
Jubilaciones y otros beneficios asociados	1.099.004
APLICACIONES FINANCIERAS	**2.752.000**
INVERSIÓN FINANCIERA	2.752.000
Incremento de otros activos financieros	2.752.000
Incremento de disponibilidades	2.752.000
Incremento de bancos	2.752.000
TOTAL EGRESOS	**23.652 000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129327	Fomentar la bibliografía y material documental para el desarrollo del nuevo constitucionalismo y pensamiento jurídico emancipador	publicación	16			2.752.000		20.900.000				23.652.000
TOTAL						2.752.000		20.900.000				23.652.000

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	3		3	**1.099.004**
Empleados	3		3	1.099.004
TOTAL	3		3	**1.099.004**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.03	Servicios no personales	19.800.996
4.05	Activos financieros	2.752.000
4.07	Transferencias y donaciones	1.099.004
	TOTAL	**23.652.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**23.652.000**
INGRESOS CORRIENTES ORDINARIOS	23.652.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.000.000
Venta de otros bienes y servicios	2.000.000
INGRESOS DE LA PROPIEDAD	2.000
Intereses	2.000
Intereses internos	2.000
Intereses por depósitos	2.000
TRANSFERENCIAS CORRIENTES	20.900.000
Transferencias corrientes del sector público	20.900.000
Transferencias corrientes internas recibidas del sector público	20.900.000
De la República	20.900.000
Tribunal Supremo de Justicia	20.900.000
Ingresos Ordinarios	20.900.000
OTROS INGRESOS	750.000
Otros ingresos ordinarios	750.000
1.2 GASTOS CORRIENTES	**20.900.000**
GASTOS DE CONSUMO	19.800.996
Compra de bienes y servicios	17.679.460
Servicios no personales	17.679.460
Impuestos indirectos	2.121.536
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.099.004
Al sector privado	1.099.004
Transferencias corrientes al sector privado	1.099.004
Directas a personas	1.099.004
Jubilaciones y otros beneficios asociados	1.099.004
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.752.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.752.000**
RECURSOS PROPIOS DE CAPITAL	2.752.000
Ahorro en cuenta corriente	2.752.000
2.2 GASTOS DE CAPITAL	
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**2.752.000**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**2.752.000**
SUPERÁVIT FINANCIERO	2.752.000
3.2 APLICACIONES FINANCIERAS	**2.752.000**
INVERSIÓN FINANCIERA	2.752.000
Incremento de otros activos financieros	2.752.000
Incremento de disponibilidades	2.752.000
Incremento de bancos	2.752.000

23
Ministerio Público

A0239

Fundación para la Investigación, Capacitación y Desarrollo de la Función Fiscal

FUNDACIÓN PARA LA INVESTIGACIÓN, CAPACITACIÓN Y DESARROLLO DE LA FUNCIÓN FISCAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación fue creada con el propósito de propiciar e impulsar la investigación, capacitación y desarrollo de la función fiscal en el ámbito nacional e internacional, manteniendo como línea estratégica el fortalecimiento de las capacidades del recurso humano y la difusión de los métodos de investigación técnica, científica, fiscal y penal para el mejoramiento del nivel académico, científico, social y cultural de todos los que ejercen la función fiscal.

Para el ejercicio económico financiero 2016 la Fundación prioriza el gasto en el fortalecimiento de las actividades de capacitación en materia de función fiscal a los abogados del Estado y de libre ejercicio, así como a la culminación de la adecuación de los espacios físicos que conforman la sede, para dar continuidad al desarrollo e impulso del saber y conocimiento en el desempeño de la función fiscal con la realización de las siguientes acciones:

- Incrementar los servicios a través de la oferta de programas académicos ajustados a los requerimientos y necesidades de la empresas que lo soliciten, además del diseño de programas de capacitación que atenderán a las diferentes formas de organización del Poder Popular (Consejos Comunales, Empresas de Producción Social, entre otros), así como a los Órganos financiadores de estos.
- Continuar con la oferta de programas de capacitación, que se dicta a los distintos organismos públicos.
- Fortalecer el recurso humano en las diferentes áreas, que coadyuven al logro de las metas propuestas.
- Realización de cursos de especialización y formación académica, para funcionarios abogados que laboran en el Ministerio Público y en los otros órganos que integran el Sistema de Justicia, abogados de libre ejercicio y estudiantes en la carrera de Derecho que se encuentren cursando los últimos semestres.
- Establecer sinergias con el Ministerio Público para desarrollar programas o proyectos orientados al mejoramiento académico, social, cultural y científico del proceso penal, para contribuir a garantizar los derechos ciudadanos.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**24.207.752**
INGRESOS CORRIENTES ORDINARIOS	23.915.587
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	6.315.435
Venta de otros bienes y servicios	6.315.435
TRANSFERENCIAS CORRIENTES	17.600.152
Transferencias corrientes del sector público	17.600.152
Transferencias corrientes internas recibidas del sector público	17.600.152
De la República	17.600.152
INGRESOS CORRIENTES EXTRAORDINARIOS	292.165
INGRESOS POR OPERACIONES DIVERSAS	292.165
Otros ingresos extraordinarios	292.165
INGRESOS DE CAPITAL	**1.700.000**
RECURSOS PROPIOS DE CAPITAL	1.700.000
Incremento de la depreciación y amortización acumuladas	1.700.000
FUENTES FINANCIERAS	**2.870.777**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.870.777
Disminución de otros activos financieros	2.870.777
Disminución de disponibilidades	2.870.777
Disminución de bancos	2.870.777
TOTAL RECURSOS	**28.778.529**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**26.954.329**
GASTOS DE CONSUMO	26.954.329
Remuneraciones	14.259.577
Sueldos, salarios y otras retribuciones	6.653.356
Beneficios y complementos de sueldos y salarios	3.962.040
Aportes patronales	654.150
Prestaciones sociales y otras indemnizaciones	1.139.976
Asistencia socioeconómica	1.850.055
Compra de bienes y servicios	9.814.184
Bienes de consumo	6.635.000
Servicios no personales	3.179.184
Impuestos indirectos	1.180.568
Depreciación y amortización	1.700.000
GASTOS DE CAPITAL	**1.789.200**
INVERSIÓN REAL DIRECTA	1.789.200
Formación bruta de capital fijo	1.789.200
Maquinaria, equipos y otros bienes muebles	195.000
Construcciones de bienes de dominio privado	1.402.500
Producción propia (gastos capitalizables)	191.700
Impuestos indirectos	191.700
APLICACIONES FINANCIERAS	**35.000**
DISMINUCIÓN DE PASIVOS	35.000
Disminución de cuentas y efectos por pagar	35.000
Disminución de cuentas y efectos por pagar a corto plazo	35.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	35.000
TOTAL EGRESOS	**28.778.529**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129347	Desarrollo de las Competencias Profesionales de los Funcionarios del Sistema de Justicia	actividad	93			6.315.435						6.315.435
129361	Infraestructura Física	acondicionamiento	1								1.705.226	1.705.226
	TOTAL					**6.315.435**					**1.705.226**	**8.020.661**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			13.591.695				13.591.695
02	Gestión Administrativa	1.992.165		4.008.457			1.165.551	7.166.173
	TOTAL	**1.992.165**		**17.600.152**			**1.165.551**	**20.757.868**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**10**	**5**		**15**	**3.550.548**		**3.550.548**
Alto Nivel y de Dirección	1			1	374.400		374.400
Profesional y Técnico	6	3		9	2.268.059		2.268.059
Personal Administrativo	3	1		4	801.217		801.217
Obrero		1		1	106.872		106.872
Personal Contratado	**10**	**10**		**20**	**679.960**		**679.960**
Personal Docente	10	10		20	679.960		679.960
TOTAL	20	15		35	4.230.508		4.230.508

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	14.259.577
4.02	Materiales, suministros y mercancías	6.635.000
4.03	Servicios no personales	4.551.452
4.04	Activos reales	1.597.500
4.08	Otros gastos	1.700.000
4.11	Disminución de pasivos	35.000
	TOTAL	28.778.529

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**24.207.752**
INGRESOS CORRIENTES ORDINARIOS	23.915.587
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	6.315.435
Venta de otros bienes y servicios	6.315.435
TRANSFERENCIAS CORRIENTES	17.600.152
Transferencias corrientes del sector público	17.600.152
Transferencias corrientes internas recibidas del sector público	17.600.152
De la República	17.600.152
Ministerio Público	17.600.152
Ingresos Ordinarios	17.600.152
INGRESOS CORRIENTES EXTRAORDINARIOS	292.165
INGRESOS POR OPERACIONES DIVERSAS	292.165
Otros ingresos extraordinarios	292.165
1.2 GASTOS CORRIENTES	**26.954.329**
GASTOS DE CONSUMO	26.954.329
Remuneraciones	14.259.577
Sueldos, salarios y otras retribuciones	6.653.356
Beneficios y complementos de sueldos y salarios	3.962.040
Aportes patronales	654.150
Prestaciones sociales y otras indemnizaciones	1.139.976
Asistencia socioeconómica	1.850.055
Compra de bienes y servicios	9.814.184
Bienes de consumo	6.635.000
Servicios no personales	3.179.184
Impuestos indirectos	1.180.568
Depreciación y amortización	1.700.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(2.746.577)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.046.577)**
RECURSOS PROPIOS DE CAPITAL	(1.046.577)
Desahorro en cuenta corriente	(2.746.577)
Incremento de la depreciación y amortización acumuladas	1.700.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2.2 GASTOS DE CAPITAL	**1.789.200**
INVERSIÓN REAL DIRECTA	1.789.200
Formación bruta de capital fijo	1.789.200
Maquinaria, equipos y otros bienes muebles	195.000
Construcciones de bienes de dominio privado	1.402.500
Producción propia (gastos capitalizables)	191.700
Impuestos indirectos	191.700
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(2.835.777)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**2.870.777**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.870.777
Disminución de otros activos financieros	2.870.777
Disminución de disponibilidades	2.870.777
Disminución de bancos	2.870.777
3.2 APLICACIONES FINANCIERAS	**2.870.777**
DISMINUCIÓN DE PASIVOS	35.000
Disminución de cuentas y efectos por pagar	35.000
Disminución de cuentas y efectos por pagar a corto plazo	35.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	35.000
DÉFICIT FINANCIERO	2.835.777

25
Procuraduría General de la República

A0403

Fundación Procuraduría

FUNDACIÓN PROCURADURÍA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Procuraduría es una Institución del Estado, con personalidad jurídica y patrimonio propio, sometida al control y tutela de la Procuraduría General de la República. Su objetivo principal consiste en capacitar y desarrollar en el área de la Ciencia Jurídica a los abogados que presten sus servicios en la Administración Pública Nacional y a aquellos particulares que deseen ampliar sus conocimientos mediante la realización de cursos, talleres, foros, seminarios, simposios y congresos que contribuyan al crecimiento profesional.

Para el 2016, la Fundación tiene como meta fortalecer los conocimientos a los profesionales del derecho y al personal administrativo, en pro de resguardar y defender los bienes patrimoniales de la nación a través de la formación integral de cada individuo dentro de la Procuraduría General de la República como a las demás Instituciones del sector público nacional.

Dentro de los objetivos que persigue la Fundación para el ejercicio económico financiero 2016, se plasman en la consecución de las siguientes metas: actualización tanto jurídicas y administrativas del personal profesional, conferencias, talleres teóricos-prácticos, cursos de capacitación y atención primaria a las comunidades que se encuentran menos favorecidas en el país.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**4.000.000**
INGRESOS CORRIENTES ORDINARIOS	4.000.000
TRANSFERENCIAS CORRIENTES	4.000.000
Transferencias corrientes del sector público	4.000.000
Transferencias corrientes internas recibidas del sector público	4.000.000
De la República	4.000.000
TOTAL RECURSOS	**4.000.000**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**3.800.000**
GASTOS DE CONSUMO	3.000.000
Compra de bienes y servicios	2.700.000
Bienes de consumo	796.000
Servicios no personales	1.904.000
Impuestos indirectos	300.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	800.000
Al sector privado	800.000
Donaciones corrientes al sector privado	800.000
Donaciones a personas	800.000
GASTOS DE CAPITAL	**200.000**
INVERSIÓN REAL DIRECTA	200.000
Formación bruta de capital fijo	200.000
Maquinaria, equipos y otros bienes muebles	200.000
TOTAL EGRESOS	**4.000.000**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
02	Gestion Administrativa			4.000.000				4.000.000
	TOTAL			4.000.000				4.000.000

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.02	Materiales, suministros y mercancías	796.000
4.03	Servicios no personales	2.204.000
4.04	Activos reales	200.000
4.07	Transferencias y donaciones	800.000
	TOTAL	**4.000.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**4.000.000**
INGRESOS CORRIENTES ORDINARIOS	4.000.000
TRANSFERENCIAS CORRIENTES	4.000.000
Transferencias corrientes del sector público	4.000.000
Transferencias corrientes internas recibidas del sector público	4.000.000
De la República	4.000.000
Procuraduría General de la República	4.000.000
Ingresos Ordinarios	4.000.000
1.2 GASTOS CORRIENTES	**3.800.000**
GASTOS DE CONSUMO	3.000.000
Compra de bienes y servicios	2.700.000
Bienes de consumo	796.000
Servicios no personales	1.904.000
Impuestos indirectos	300.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	800.000
Al sector privado	800.000
Donaciones corrientes al sector privado	800.000
Donaciones a personas	800.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**200.000**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**200.000**
RECURSOS PROPIOS DE CAPITAL	200.000
Ahorro en cuenta corriente	200.000
2.2 GASTOS DE CAPITAL	**200.000**
INVERSIÓN REAL DIRECTA	200.000
Formación bruta de capital fijo	200.000
Maquinaria, equipos y otros bienes muebles	200.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

26
Ministerio del Poder Popular para Relaciones Interiores, Justicia y Paz

Ministerio del Poder Popular para Relaciones Interiores, Justicia y Paz

A0054	Instituto Autónomo de Previsión Social del Cuerpo de Investigaciones Científicas, Penales y Criminalísticas
A0145	Comisión Nacional de Casinos, Salas de Bingo y Máquinas Traganíqueles
A0220	Servicio Nacional de Administración y Enajenación de Bienes Asegurados o Incautados, Confiscados y Decomisados
A0229	Fundación Venezolana para la Prevención y Tratamiento del Consumo de Drogas (FUNDAPRET)
A0236	Fondo Nacional de Bomberos y Bomberas y Administración de Emergencias de Carácter Civil
A0270	Fundación Gran Misión a Toda Vida Venezuela
A0423	Fundación Misión Identidad
A0498	Fundación para la Asistencia Social de la Policía Metropolitana (FUNDAPOL)
A0538	Instituto Nacional contra la Discriminación Racial
A0554	Servicio Nacional para el Desarme
A0940	Instituto Nacional de Transporte Terrestre (INTT)
A1303	Servicio Autónomo de Registros y Notarías (SAREN)
A1342	Servicio Administrativo de Identificación, Migración y Extranjería (SAIME)
A1355	Fondo Nacional Antidrogas
A1358	Universidad Nacional Experimental de la Seguridad (UNES)
A1605	Fundación Fondo Administrativo de Salud para el Ministerio del Poder Popular para Relaciones Interiores y Justicia, de sus Órganos y Entes Adscritos (FASMIJ)

A0054

Instituto Autónomo de Previsión Social del Cuerpo de Investigaciones Científicas, Penales y Criminalísticas

INSTITUTO AUTÓNOMO DE PREVISIÓN SOCIAL DEL CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Autónomo de Previsión Social del Cuerpo de Investigaciones Científicas, Penales y Criminalísticas (Ipsopol), cuenta con el apoyo del Ejecutivo Nacional a través de la asignación de recursos financieros ordinarios que se destinan a la cancelación de pensiones, jubilaciones, aguinaldos y aportes patronales a los afiliados a la Caja de Ahorros del Cuerpo de Investigaciones Científicas, Penales y Criminalísticas (Cicpc), de todos aquellos funcionarios que han pasado a retiro. La meta física contemplada para el Ejercicio Económico Financiero 2016, asciende a la cantidad de 5.534 pensiones.

El Instituto recibe ingresos propios provenientes de los aportes y contribuciones que realizan los funcionarios activos y pasivos del Ipsopol, previsión social y fondo de jubilaciones, intereses financieros que se perciban por las cuentas e inversiones de los aportes colocados en bancos públicos y privados, ingresos varios provenientes del preescolar por niños inscritos de la comunidad. Estos ingresos se destinan a los gastos de funcionamiento, principalmente al mantenimiento de los servicios médicos odontológicos que incluye cinco (5) consultorios odontológicos, y demás servicios de atención primaria, para atender a los jubilados, pensionados, funcionarios activos y sus familiares, así como a la comunidad.

Adicionalmente, se apoya al preescolar "Dtve. José Moreno", que imparte la educación inicial a los hijos de los funcionarios policiales y también se prevé acondicionar el Club Campestre El Rodeo, con el fin de brindar servicios a los jubilados, pensionados, funcionarios activos y sus familiares, y a la comunidad.

Se mantiene un criterio de austeridad en el gasto de acuerdo a las directrices emanadas del Ministerio del Poder Popular para Relaciones Interiores, Justicia y Paz. Dentro de la estructura de gastos se tiene contemplado cancelar la suscripción a los beneficios de cobertura de la Fundación Fondo Administrativo de Salud para el Ministerio del Poder Popular para Relaciones Interiores y Justicia, de sus Órganos y Entes Adscritos (Fasmij) del personal contratado del Ipsopol, igualmente, el otorgamiento de ayudas económicas por motivos de salud a nuestros afiliados.

Se estima que serán atendidas a través de los servicios médicos odontológicos 41.175 personas (Jubilados, Pensionados, personal activo y sus familiares inmediatos y a la comunidad) que requieran atención primaria, exámenes de laboratorio, rayos X, odontología y rehabilitación.

La matrícula escolar del Preescolar se calcula en 125 niños en educación inicial y se esperan 17.000 visitantes en las instalaciones del Club Campestre El Rodeo.

Por esta razón, el proyecto priorizado de esta Institución respalda el "Fortalecer los beneficios de seguridad social en pro de la calidad de vida de los funcionarios activos y pasivos del Cuerpo de Investigaciones Científicas, Penales y Criminalísticas",seleccionado como vértice en términos del Plan Operativo Anual Nacional (Poan) para el año 2016, el cual es de importancia para la consecución de la suprema felicidad social, dado que este proyecto apoya el desarrollo de los planes sociales establecidos por el Ejecutivo Nacional.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**882.400.165**
INGRESOS CORRIENTES ORDINARIOS	882.400.165
INGRESOS NO TRIBUTARIOS	136.574.391
Ingresos por aportes y contribuciones a la seguridad social	136.574.391
INGRESOS DE LA PROPIEDAD	24.090.787
Intereses	24.090.787
Intereses internos	24.090.787
Intereses por títulos-valores	23.961.091
Intereses por depósitos	129.696
TRANSFERENCIAS CORRIENTES	720.494.855
Transferencias corrientes del sector público	720.494.855
Transferencias corrientes internas recibidas del sector público	720.494.855
De la República	720.494.855
OTROS INGRESOS	1.240.132
Otros ingresos ordinarios	1.240.132
INGRESOS DE CAPITAL	**1.515.980**
RECURSOS PROPIOS DE CAPITAL	1.515.980
Incremento de la depreciación y amortización acumuladas	1.515.980
TOTAL RECURSOS	**883.916.145**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**808.866.145**
GASTOS DE CONSUMO	91.372.332
Remuneraciones	34.926.004
Sueldos, salarios y otras retribuciones	16.797.756
Beneficios y complementos de sueldos y salarios	11.167.471
Aportes patronales	2.047.835
Prestaciones sociales y otras indemnizaciones	4.612.942
Asistencia socioeconómica	300.000
Compra de bienes y servicios	48.756.460
Bienes de consumo	20.035.964
Servicios no personales	28.720.496
Impuestos indirectos	6.173.888
Depreciación y amortización	1.515.980
TRANSFERENCIAS Y DONACIONES CORRIENTES	717.493.813
Al sector privado	711.944.855
Transferencias corrientes al sector privado	710.494.855
Directas a personas	710.494.855
Pensiones y otros beneficios asociados	209.537.193
Jubilaciones y otros beneficios asociados	500.957.662
Donaciones corrientes al sector privado	1.450.000
Donaciones a personas	1.450.000
Al sector público	5.548.958
Transferencias corrientes al sector público	5.348.958
A los entes descentralizados sin fines empresariales para sus gastos	5.348.958
Donaciones corrientes al sector público	200.000
A la República	200.000

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS DE CAPITAL	**5.050.000**
INVERSIÓN REAL DIRECTA	5.050.000
Formación bruta de capital fijo	4.650.000
Maquinaria, equipos y otros bienes muebles	3.650.000
Construcciones de bienes de dominio privado	1.000.000
Bienes intangibles	400.000
APLICACIONES FINANCIERAS	**70.000.000**
INVERSIÓN FINANCIERA	70.000.000
Adquisición de títulos y valores que no otorgan propiedad	70.000.000
Adquisición de títulos y valores a corto plazo	70.000.000
Adquisición de títulos y valores privados	70.000.000
TOTAL EGRESOS	**883.916.145**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	Presupuesto 2016
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127887	Fortalecer los beneficios de seguridad social en pro de la calidad de vida de los funcionarios activos y pasivos del Cuerpo de Investigaciones Científicas, Penales y Criminalísticas (Cicpc)	Pensión	5.534			51.547.322		720.494.855				772.042.177
TOTAL						**51.547.322**		**720.494.855**				**772.042.177**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						
		Ingresos					Fuentes Financieras	Presupuesto 2016
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	35.009.030						35.009.030
02	Gestión Administrativa	76.864.938						76.864.938
TOTAL		**111.873.968**						**111.873.968**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1**			**1**	**420.000**		**420.000**
Alto Nivel y de Dirección	1			1	420.000		420.000
Personal Contratado	**56**	**24**		**80**	**9.410.645**		**9.410.645**
Profesional y Técnico	41	8		49	5.718.387		5.718.387
Personal Administrativo	15	16		31	3.692.258		3.692.258
TOTAL	57	24		81	9.830.645		9.830.645

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**1.813**	**2.879**	**4.692**	**500.957.662**
Empleados	1.813	2.879	4.692	500.957.662
Pensionados	**177**	**665**	**842**	**209.537.193**
Empleados	177	665	842	209.537.193
TOTAL	1.990	3.544	5.534	710.494.855

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	34.926.004
4.02	Materiales, suministros y mercancías	20.035.964
4.03	Servicios no personales	34.894.384
4.04	Activos reales	5.050.000
4.05	Activos financieros	70.000.000
4.07	Transferencias y donaciones	717.493.813
4.08	Otros gastos	1.515.980
	TOTAL	**883.916.145**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**882.400.165**
INGRESOS CORRIENTES ORDINARIOS	882.400.165
INGRESOS NO TRIBUTARIOS	136.574.391
Ingresos por aportes y contribuciones a la seguridad social	136.574.391
INGRESOS DE LA PROPIEDAD	24.090.787
Intereses	24.090.787
Intereses internos	24.090.787
Intereses por títulos-valores	23.961.091
Intereses por depósitos	129.696
TRANSFERENCIAS CORRIENTES	720.494.855
Transferencias corrientes del sector público	720.494.855
Transferencias corrientes internas recibidas del sector público	720.494.855
De la República	720.494.855
Ministerio del Poder Popular para Relaciones Interiores, Justicia y Paz	720.949.855
Ingresos Ordinarios	720.949.855
OTROS INGRESOS	1.240.132
Otros ingresos ordinarios	1.240.132
1.2 GASTOS CORRIENTES	**808.866.145**
GASTOS DE CONSUMO	91.372.332
Remuneraciones	34.926.004
Sueldos, salarios y otras retribuciones	16.797.756
Beneficios y complementos de sueldos y salarios	11.167.471
Aportes patronales	2.047.835
Prestaciones sociales y otras indemnizaciones	4.612.942
Asistencia socioeconómica	300.000
Compra de bienes y servicios	48.756.460
Bienes de consumo	20.035.964
Servicios no personales	28.720.496
Impuestos indirectos	6.173.888
Depreciación y amortización	1.515.980

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
TRANSFERENCIAS Y DONACIONES CORRIENTES	717.493.813
Al sector privado	711.944.855
Transferencias corrientes al sector privado	710.494.855
Directas a personas	710.494.855
Pensiones y otros beneficios asociados	209.537.193
Jubilaciones y otros beneficios asociados	500.957.662
Donaciones corrientes al sector privado	1.450.000
Donaciones a personas	1.450.000
Al sector público	5.548.958
Transferencias corrientes al sector público	5.348.958
A los entes descentralizados sin fines empresariales para sus gastos	5.348.958
Donaciones corrientes al sector público	200.000
A la República	200.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**73.534.020**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**75.050.000**
RECURSOS PROPIOS DE CAPITAL	75.050.000
Ahorro en cuenta corriente	73.534.020
Incremento de la depreciación y amortización acumuladas	1.515.980
2.2 GASTOS DE CAPITAL	**5.050.000**
INVERSIÓN REAL DIRECTA	5.050.000
Formación bruta de capital fijo	4.650.000
Maquinaria, equipos y otros bienes muebles	3.650.000
Construcciones de bienes de dominio privado	1.000.000
Bienes intangibles	400.000
2.3 RESULTADO FINANCIERO : SUPERAVIT	**70.000.000**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**70.000.000**
SUPERÁVIT FINANCIERO	70.000.000
3.2 APLICACIONES FINANCIERAS	**70.000.000**
INVERSIÓN FINANCIERA	70.000.000
Adquisición de títulos y valores que no otorgan propiedad	70.000.000
Adquisición de títulos y valores a corto plazo	70.000.000
Adquisición de títulos y valores privados	70.000.000

A0145

Comisión Nacional de Casinos, Salas de Bingo y Máquinas Traganíqueles

COMISIÓN NACIONAL DE CASINOS, SALAS DE BINGO Y MÁQUINAS TRAGANÍQUELES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Comisión Nacional de Casinos, Salas de Bingo y Máquinas Traganíqueles (CNC), es un órgano desconcentrado adscrito al Ministerio del Poder Popular para Relaciones Interiores, Justicia y Paz (Mpprijp), responsable de regular y controlar la explotación de la actividad de casinos, salas de bingo y máquinas traganíqueles en todo el país, de conformidad con lo establecido en las Leyes y normativas correspondientes.

Para el ejercicio económico financiero 2016, la Comisión ejecutará acciones enfocadas en el fortalecimiento de la supervisión, inspección y control en materia de casinos, salas de bingo y máquinas traganíqueles, a objeto de garantizar el cumplimiento de la ley que rige la materia, minimizar el riesgo social que genera esa actividad y sensibilizar al ciudadano en la prevención y tratamiento de la ludopatía, así como los ilícitos de la legitimación de capitales, financiamiento al terrorismo, tráfico de drogas, y otros hechos delictivos que puede derivarse de la explotación de la actividad. De igual manera, las acciones planteadas pretenden garantizar el cumplimiento de las órdenes emanadas de los tribunales competentes, referida a la destrucción de máquinas traganíqueles.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**53.186.017**
INGRESOS CORRIENTES ORDINARIOS	53.186.017
TRANSFERENCIAS CORRIENTES	50.806.896
Transferencias corrientes del sector público	50.806.896
Transferencias corrientes internas recibidas del sector público	50.806.896
De la República	50.806.896
OTROS INGRESOS	2.379.121
Otros ingresos ordinarios	2.379.121
INGRESOS DE CAPITAL	**171.153**
RECURSOS PROPIOS DE CAPITAL	171.153
Incremento de la depreciación y amortización acumuladas	171.153
FUENTES FINANCIERAS	**1.580.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.580.000
Disminución de otros activos financieros	1.580.000
Disminución de disponibilidades	1.580.000
Disminución de bancos	1.580.000
TOTAL RECURSOS	**54.937.170**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**54.534.188**
GASTOS DE CONSUMO	50.920.935
Remuneraciones	48.353.626
Sueldos, salarios y otras retribuciones	11.108.657
Beneficios y complementos de sueldos y salarios	22.420.043
Aportes patronales	5.200.363
Prestaciones sociales y otras indemnizaciones	4.202.324
Asistencia socioeconómica	5.422.239
Compra de bienes y servicios	2.209.050
Bienes de consumo	780.000
Servicios no personales	1.429.050
Impuestos indirectos	187.106
Depreciación y amortización	171.153
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.613.253
Al sector privado	100.000
Donaciones corrientes al sector privado	100.000
Donaciones a personas	100.000
Al sector público	3.513.253
Transferencias corrientes al sector público	3.513.253
A los entes descentralizados sin fines empresariales para sus gastos	3.513.253
GASTOS DE CAPITAL	**322.982**
INVERSIÓN REAL DIRECTA	322.982
Formación bruta de capital fijo	140.000
Maquinaria, equipos y otros bienes muebles	140.000
Bienes intangibles	182.982
APLICACIONES FINANCIERAS	**80.000**
DISMINUCIÓN DE PASIVOS	80.000
Disminución de otros pasivos	80.000
Disminución de otros pasivos a corto plazo	80.000
TOTAL EGRESOS	**54.937.170**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	76.783		47.293.643			1.000.000	48.370.426
02	Gestión Administrativa	2.473.491		3.513.253			580.000	6.566.744
	TOTAL	2.550.274		50.806.896			1.580.000	54.937.170

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**45**	**40**		**85**	**4.866.913**	**150**	**4.867.063**
Alto Nivel y de Dirección		1		1	44.600		44.600
Directivo	9	9		18	1.025.206		1.025.206
Profesional y Técnico	26	21		47	2.702.816	50	2.702.866
Personal Administrativo	9	7		16	932.005	50	932.055
Obrero	1	2		3	162.286	50	162.336
Personal Contratado		**2**		**2**	**115.875**		**115.875**
Profesional y Técnico		1		1	50.900		50.900
Personal Administrativo		1		1	64.975		64.975
TOTAL	**45**	**42**		87	**4.982.788**	**150**	**4.982.938**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	48.353.626
4.02	Materiales, suministros y mercancías	780.000
4.03	Servicios no personales	1.616.156
4.04	Activos reales	322.982
4.07	Transferencias y donaciones	3.613.253
4.08	Otros gastos	171.153
4.11	Disminución de pasivos	80.000
	TOTAL	**54.937.170**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**53.186.017**
INGRESOS CORRIENTES ORDINARIOS	53.186.017
TRANSFERENCIAS CORRIENTES	50.806.896
Transferencias corrientes del sector público	50.806.896
Transferencias corrientes internas recibidas del sector público	50.806.896
De la República	50.806.896
Ministerio del Poder Popular para Relaciones Interiores, Justicia y Paz	50.806.896
Ingresos Ordinarios	50.806.896
OTROS INGRESOS	2.379.121
Otros ingresos ordinarios	2.379.121
1.2 GASTOS CORRIENTES	**54.534.188**
GASTOS DE CONSUMO	50.920.935
Remuneraciones	48.353.626
Sueldos, salarios y otras retribuciones	11.108.657
Beneficios y complementos de sueldos y salarios	22.420.043
Aportes patronales	5.200.363
Prestaciones sociales y otras indemnizaciones	4.202.324
Asistencia socioeconómica	5.422.239
Compra de bienes y servicios	2.209.050
Bienes de consumo	780.000
Servicios no personales	1.429.050
Impuestos indirectos	187.106
Depreciación y amortización	171.153
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.613.253
Al sector privado	100.000
Donaciones corrientes al sector privado	100.000
Donaciones a personas	100.000
Al sector público	3.513.253
Transferencias corrientes al sector público	3.513.253
A los entes descentralizados sin fines empresariales para sus gastos	3.513.253
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.348.171)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.177.018)**
RECURSOS PROPIOS DE CAPITAL	(1.177.018)
Desahorro en cuenta corriente	(1.348.171)
Incremento de la depreciación y amortización acumuladas	171.153
2.2 GASTOS DE CAPITAL	**322.982**
INVERSIÓN REAL DIRECTA	322.982
Formación bruta de capital fijo	140.000
Maquinaria, equipos y otros bienes muebles	140.000
Bienes intangibles	182.982
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(1.500.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**1.580.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.580.000
Disminución de otros activos financieros	1.580.000
Disminución de disponibilidades	1.580.000
Disminución de bancos	1.580.000
3.2 APLICACIONES FINANCIERAS	**1.580.000**
DISMINUCIÓN DE PASIVOS	80.000
Disminución de otros pasivos	80.000
Disminución de otros pasivos a corto plazo	80.000
DÉFICIT FINANCIERO	1.500.000

A0220

Servicio Nacional de Administración y Enajenación de Bienes Asegurados o Incautados, Confiscados y Decomisados

SERVICIO NACIONAL DE ADMINISTRACIÓN Y ENAJENACIÓN DE BIENES ASEGURADOS O INCAUTADOS, CONFISCADOS Y DECOMISADOS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

EL Servicio Nacional de Administración y Enajenación de Bienes Asegurados o Incautados, Confiscados y Decomisados (SNB), es un servicio desconcentrado especializado, sin personalidad jurídica, dependiente de la Oficina Nacional Antidrogas, con el fin único de generar un beneficio social a través de la ejecución de acciones dirigidas a la prevención, represión, control y fiscalización, de los delitos tipificados en la Ley Orgánica de Drogas, así como también, al Sistema Público Nacional de Atención y Tratamiento de Adicciones, al Sistema Nacional Antidrogas. Además, esta política se aplica también para el autofinanciamiento del Servicio, y a su vez al mantenimiento y reconocimiento administrativo de las deudas provenientes de ejercicios anteriores de los bienes incautados o asegurados, confiscados o decomisados, con miras a obtener una retribución monetaria por el arrendamiento o enajenación de los mismos, o para ser asignados a instituciones del Estado en óptimas condiciones.

SNB es el órgano encargado de la planificación, organización, funcionamiento, administración, disposiciones, liquidación, enajenación, custodia, inspección, vigilancia, procedimiento y control dentro y fuera del país, sobre los bienes muebles e inmuebles, capitales, navales y aeronaves, vehículos automotores, obras de arte y joyas, activos y haberes bancarios, acciones y derechos asignados por los tribunales penales del país, conforme a la ley que regula la materia de drogas, sin prejuicio de otros bienes, derechos y acciones que conforme a su competencia se le atribuyan.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**475.098.055**
INGRESOS CORRIENTES ORDINARIOS	475.098.055
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	470.976.488
Venta de otros bienes y servicios	470.976.488
INGRESOS DE OPERACIÓN	2.726.809
Otros ingresos de operación	2.726.809
INGRESOS DE LA PROPIEDAD	1.394.758
Intereses	1.394.758
Intereses internos	1.394.758
Intereses por depósitos	1.394.758
INGRESOS DE CAPITAL	**1.371.738**
RECURSOS PROPIOS DE CAPITAL	1.371.738
Incremento de la depreciación y amortización acumuladas	1.371.738
TOTAL RECURSOS	**476.469.793**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**414.249.353**
GASTOS DE CONSUMO	177.926.020
Remuneraciones	109.248.382
Sueldos, salarios y otras retribuciones	41.421.262
Beneficios y complementos de sueldos y salarios	43.430.972
Aportes patronales	3.559.772
Prestaciones sociales y otras indemnizaciones	12.223.268
Asistencia socioeconómica	8.613.108
Compra de bienes y servicios	61.080.655
Bienes de consumo	31.835.483
Servicios no personales	29.245.172
Impuestos indirectos	6.225.245
Depreciación y amortización	1.371.738
TRANSFERENCIAS Y DONACIONES CORRIENTES	236.323.333
Al sector público	236.323.333
Transferencias corrientes al sector público	2.623.741
A los entes descentralizados sin fines empresariales para sus gastos	2.623.741
Donaciones corrientes al sector público	233.699.592
A la República	233.699.592
GASTOS DE CAPITAL	**16.638.660**
INVERSIÓN REAL DIRECTA	16.638.660
Formación bruta de capital fijo	16.638.660
Maquinaria, equipos y otros bienes muebles	16.638.660
APLICACIONES FINANCIERAS	**45.581.780**
INVERSIÓN FINANCIERA	44.239.585
Incremento de otros activos financieros	44.239.585
Incremento de disponibilidades	13.133.899
Incremento de bancos	13.133.899
Incremento de fondos en avance, anticipos, fideicomiso y activos diferidos	31.105.686
Incremento de fondos en fideicomiso	31.105.686

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
DISMINUCIÓN DE PASIVOS	1.342.195
Disminución de cuentas y efectos por pagar	1.261.746
Disminución de cuentas y efectos por pagar a corto plazo	695.514
Disminución de aportes patronales y retenciones laborales por pagar	695.514
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	695.514
Disminución de otras cuentas y efectos por pagar	566.232
Disminución de otras cuentas por pagar a corto plazo	566.232
Disminución de otros pasivos	80.449
Disminución de otros pasivos a mediano y largo plazo	80.449
TOTAL EGRESOS	476 469.793

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127949	Disponer de los bienes para financiar los planes, programas y proyectos orientados a erradicar el flagelo de las drogas.	Financiamiento	20			364.571.361						364.571.361
	TOTAL					364.571.361						364.571.361

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	36.558.081						36.558.081
02	Gestión Administrativa	75.340.351						75.340.351
	TOTAL	111.898.432						111.898.432

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo		**1**		**1**	**89.060**		**89.060**
Alto Nivel y de Dirección		1		1	89.060		89.060
Personal Contratado	**74**	**60**		**134**	**14.098.796**		**14.098.796**
Directivo	5	3		8	841.698		841.698
Profesional y Técnico	50	43		93	9.785.975		9.785.975
Personal Administrativo	12	6		18	2.154.215		2.154.215
Obrero	7	8		15	1.316.908		1.316.908
TOTAL	**74**	**61**		**135**	**14.187.856**		**14.187.856**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	109.248.382
4.02	Materiales, suministros y mercancías	31.835.483
4.03	Servicios no personales	35.470.417
4.04	Activos reales	16.638.660
4.05	Activos financieros	44.239.585
4.07	Transferencias y donaciones	236.323.333
4.08	Otros gastos	1.371.738
4.11	Disminución de pasivos	1.342.195
	TOTAL	**476.469.793**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**475.098.055**
INGRESOS CORRIENTES ORDINARIOS	475.098.055
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	470.976.488
Venta de otros bienes y servicios	470.976.488
INGRESOS DE OPERACIÓN	2.726.809
Otros ingresos de operación	2.726.809
INGRESOS DE LA PROPIEDAD	1.394.758
Intereses	1.394.758
Intereses internos	1.394.758
Intereses por depósitos	1.394.758
1.2 GASTOS CORRIENTES	**414.249.353**
GASTOS DE CONSUMO	177.926.020
Remuneraciones	109.248.382
Sueldos, salarios y otras retribuciones	41.421.262
Beneficios y complementos de sueldos y salarios	43.430.972
Aportes patronales	3.559.772
Prestaciones sociales y otras indemnizaciones	12.223.268
Asistencia socioeconómica	8.613.108
Compra de bienes y servicios	61.080.655
Bienes de consumo	31.835.483
Servicios no personales	29.245.172
Impuestos indirectos	6.225.245
Depreciación y amortización	1.371.738
TRANSFERENCIAS Y DONACIONES CORRIENTES	236.323.333
Al sector público	236.323.333
Transferencias corrientes al sector público	2.623.741
A los entes descentralizados sin fines empresariales para sus gastos	2.623.741
Donaciones corrientes al sector público	233.699.592
A la República	233.699.592
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**60.848.702**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**62.220.440**
RECURSOS PROPIOS DE CAPITAL	62.220.440
Ahorro en cuenta corriente	60.848.702
Incremento de la depreciación y amortización acumuladas	1.371.738
2.2 GASTOS DE CAPITAL	**16.638.660**
INVERSIÓN REAL DIRECTA	16.638.660
Formación bruta de capital fijo	16.638.660
Maquinaria, equipos y otros bienes muebles	16.638.660
2.3 RESULTADO FINANCIERO : SUPERAVIT	**45.581.780**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**45.581.780**
SUPERÁVIT FINANCIERO	45.581.780
3.2 APLICACIONES FINANCIERAS	**45.581.780**
INVERSIÓN FINANCIERA	44.239.585
Incremento de otros activos financieros	44.239.585
Incremento de disponibilidades	13.133.899
Incremento de bancos	13.133.899
Incremento de fondos en avance, anticipos, fideicomiso y activos diferidos	31.105.686
Incremento de fondos en fideicomiso	31.105.686
DISMINUCIÓN DE PASIVOS	1.342.195
Disminución de cuentas y efectos por pagar	1.261.746
Disminución de cuentas y efectos por pagar a corto plazo	695.514
Disminución de aportes patronales y retenciones laborales por pagar	695.514
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	695.514
Disminución de otras cuentas y efectos por pagar	566.232
Disminución de otras cuentas por pagar a corto plazo	566.232
Disminución de otros pasivos	80.449
Disminución de otros pasivos a mediano y largo plazo	80.449

A0229

Fundación Venezolana para la Prevención y Tratamiento del Consumo de Drogas (FUNDAPRET)

FUNDACIÓN VENEZOLANA PARA LA PREVENCIÓN Y TRATAMIENTO DEL CONSUMO DE DROGAS (FUNDAPRET)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Venezolana para la Prevención y Tratamiento del Consumo de Drogas contribuye con el fortalecimiento de los planes de prevención integral social, tratamiento, rehabilitación y reincorporación social, así como de seguridad y defensa en el ámbito de control del tráfico ilícito de sustancias estupefacientes y psicotrópicas, desarrollados por el Ministerio del Poder Popular para las Relaciones Interiores, Justicia y Paz (Mppijp), y para el Ejercicio Económico Financiero 2016 será incorporada al Sistema Público Nacional para la Atención y Tratamiento de las Adicciones (Snta).

En virtud de la relevancia de sus funciones Fundapret, requiere la asignación de Recursos Presupuestarios, para desarrollar proyectos dirigidos a la prevención y protección social de niños, niñas, jóvenes, adolescentes, adultos y discapacitados, así como el apoyo en la donación a diferentes organismos de tecnología de punta, equipos automotores, así como la implantación de talleres socio-productivos, cursos, concursos, charlas, encuentros, conferencias, seminarios y actividades recreativas y deportivas, dirigidas a la prevención del consumo de drogas.

Es importante resaltar que, tradicionalmente esta Fundación ha recibido las asignaciones presupuestarias para la ejecución de proyectos y el financiamiento de sus gastos operativos, del Fondo Nacional Antidrogas (Fona) en base a lo establecido en la Ley Orgánica de Drogas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**902.429.240**
INGRESOS CORRIENTES ORDINARIOS	902.429.240
INGRESOS DE OPERACIÓN	58.019.552
Otros ingresos de operación	58.019.552
TRANSFERENCIAS CORRIENTES	844.409.688
Transferencias corrientes del sector público	844.409.688
Transferencias corrientes internas recibidas del sector público	844.409.688
De los entes descentralizados sin fines empresariales	844.409.688
INGRESOS DE CAPITAL	**13.248**
RECURSOS PROPIOS DE CAPITAL	13.248
Incremento de la depreciación y amortización acumuladas	13.248
TOTAL RECURSOS	**902.442.488**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**902 092 528**
GASTOS DE CONSUMO	34.876.260
Remuneraciones	33.308.178
Sueldos, salarios y otras retribuciones	14.841.739
Beneficios y complementos de sueldos y salarios	10.698.079
Aportes patronales	1.833.314
Prestaciones sociales y otras indemnizaciones	3.626.291
Asistencia socioeconómica	2.308.755
Compra de bienes y servicios	1.326.106
Bienes de consumo	860.714
Servicios no personales	465.392
Impuestos indirectos	228.728
Depreciación y amortización	13.248
TRANSFERENCIAS Y DONACIONES CORRIENTES	867.216.268
Al sector privado	53.000
Donaciones corrientes al sector privado	53.000
Donaciones a personas	53.000
Al sector público	867.163.268
Transferencias corrientes al sector público	22.578.680
A los entes descentralizados sin fines empresariales para sus gastos	22.578.680
Donaciones corrientes al sector público	844.584.588
A la República	174.900
A los entes descentralizados sin fines empresariales	844.409.688
GASTOS DE CAPITAL	**349.960**
INVERSIÓN REAL DIRECTA	349.960
Formación bruta de capital fijo	249.960
Maquinaria, equipos y otros bienes muebles	249.960
Bienes intangibles	100.000
TOTAL EGRESOS	**902.442.488**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127978	Desarrollar y ejecutar planes y programas a nivel nacional, en materia de prevención y consumo de drogas.	Financiamiento	18						844.409.688			844.409.688
TOTAL									844.409.688			844.409.688

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	33.356.779						33.356.779
02	Gestión Administrativa	24.676.021						24.676.021
TOTAL		58.032.800						58.032.800

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo		**1**		**1**	**612.840**		**612.840**
Alto Nivel y de Dirección		1		1	612.840		612.840
Personal Contratado	**19**	**28**		**47**	**4.003.484**		**4.003.484**
Profesional y Técnico	17	15		32	3.627.492		3.627.492
Personal Administrativo	2	13		15	375.992		375.992
TOTAL	**19**	**29**		**48**	**4.616.324**		**4.616.324**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	33.308 178
4.02	Materiales, suministros y mercancías	860.714
4.03	Servicios no personales	694.120
4.04	Activos reales	349.960
4.07	Transferencias y donaciones	867.216.268
4.08	Otros gastos	13.248
	TOTAL	**902.442.488**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**902.429.240**
INGRESOS CORRIENTES ORDINARIOS	902.429.240
INGRESOS DE OPERACIÓN	58.019.552
Otros ingresos de operación	58.019.552
TRANSFERENCIAS CORRIENTES	844.409.688
Transferencias corrientes del sector público	844.409.688
Transferencias corrientes internas recibidas del sector público	844.409.688
De los entes descentralizados sin fines empresariales	844.409.688
1.2 GASTOS CORRIENTES	**902.092.528**
GASTOS DE CONSUMO	34.876.260
Remuneraciones	33.308.178
Sueldos, salarios y otras retribuciones	14.841.739
Beneficios y complementos de sueldos y salarios	10.698.079
Aportes patronales	1.833.314
Prestaciones sociales y otras indemnizaciones	3.626.291
Asistencia socioeconómica	2.308.755
Compra de bienes y servicios	1.326.106
Bienes de consumo	860.714
Servicios no personales	465.392
Impuestos indirectos	228.728
Depreciación y amortización	13.248
TRANSFERENCIAS Y DONACIONES CORRIENTES	867.216.268
Al sector privado	53.000
Donaciones corrientes al sector privado	53.000
Donaciones a personas	53.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Al sector público	867.163.268
Transferencias corrientes al sector público	22.578.680
A los entes descentralizados sin fines empresariales para sus gastos	22.578.680
Donaciones corrientes al sector público	844.584.588
A la República	174.900
A los entes descentralizados sin fines empresariales	844.409.688
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**336.712**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**349.960**
RECURSOS PROPIOS DE CAPITAL	349.960
Ahorro en cuenta corriente	336.712
Incremento de la depreciación y amortización acumuladas	13.248
2.2 GASTOS DE CAPITAL	**349.960**
INVERSIÓN REAL DIRECTA	349.960
Formación bruta de capital fijo	249.960
Maquinaria, equipos y otros bienes muebles	249.960
Bienes intangibles	100.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0236

Fondo Nacional de Bomberos y Bomberas y Administración de Emergencias de Carácter Civil

FONDO NACIONAL DE BOMBEROS Y BOMBERAS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARÁCTER CIVIL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Fondo Nacional de Bomberos y Bomberas y Administración de Emergencias de Carácter Civil (Fonbe), tiene como propósito promover la prevención de accidentes y hechos violentos, razón por la cual es competente desarrollar programas y proyectos que permitan la capacitación del talento humano y la implementación de planes de dotación a los cuerpos de bomberos y bomberas, impulsando de esta manera el avance tecnológico y de capacitación en función de consolidar los procesos de recaudación de fondos y de identificación de las diferentes condiciones de riesgo, amenaza y vulnerabilidad en espacios tanto públicos como privados, así como también salvaguardar la vida y los bienes de la ciudadanía ante el riesgo de incendios u otros siniestros, enmarcado dentro de las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019".

El financiamiento previsto para cumplir con sus objetivos y metas durante el año 2016 está constituido por el 1% declarado y pagado por las empresas aseguradoras, en virtud de las primas de incendio adquiridas por las personas naturales y jurídicas, así como las multas realizadas en las fiscalizaciones pertinentes por el incumplimiento del deber formal, siendo completado por los ingresos de capital y las fuentes financieras representadas por la disminución de saldos de caja y bancos.

Se llevará a cabo un proyecto denominado: "Financiamiento de proyectos para fortalecer los distintos cuerpos de bomberos a nivel nacional", con el objetivo de mejorar los mecanismos dentro de los procesos de recaudación y fiscalización permitiendo el aumento de los aportes al Fondo, que ayudará a financiar programas y actividades en pro del fortalecimiento de los cuerpos de bomberos y bomberas a nivel nacional.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**28.000.000**
INGRESOS CORRIENTES ORDINARIOS	28.000.000
OTROS INGRESOS	28.000.000
Otros ingresos ordinarios	28.000.000
INGRESOS DE CAPITAL	**442.880**
RECURSOS PROPIOS DE CAPITAL	442.880
Incremento de la depreciación y amortización acumuladas	442.880
FUENTES FINANCIERAS	**12.502.120**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	12.502.120
Disminución de otros activos financieros	12.502.120
Disminución de disponibilidades	12.502.120
Disminución de bancos	12.502.120
TOTAL RECURSOS	**40.945.000**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**39.094.000**
GASTOS DE CONSUMO	27.758.768
Remuneraciones	20.496.200
Sueldos, salarios y otras retribuciones	7.159.960
Beneficios y complementos de sueldos y salarios	8.002.487
Aportes patronales	1.332.749
Prestaciones sociales y otras indemnizaciones	1.955.827
Asistencia socioeconómica	2.045.177
Compra de bienes y servicios	5.076.368
Bienes de consumo	2.555.000
Servicios no personales	2.521.368
Impuestos indirectos	1.743.320
Depreciación y amortización	442.880
GASTOS DE LA PROPIEDAD	1.100.000
Derechos sobre bienes intangibles	1.100.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	10.235.232
Al sector privado	500.000
Donaciones corrientes al sector privado	500.000
Donaciones a personas	500.000
Al sector público	9.735.232
Transferencias corrientes al sector público	935.232
A los entes descentralizados sin fines empresariales para sus gastos	935.232
Donaciones corrientes al sector público	8.800.000
A la República	8.800.000
GASTOS DE CAPITAL	**1.851.000**
INVERSIÓN REAL DIRECTA	1.851.000
Formación bruta de capital fijo	1.851.000
Maquinaria, equipos y otros bienes muebles	1.851.000
TOTAL EGRESOS	**40.945.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127931	Financiamiento de proyectos para fortalecer los distintos cuerpos de bomberos a nivel nacional.	Financiamiento	10			27.180.000						27.130.000
TOTAL						27.180.000						27.180.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinacion de los gastos de los trabajadores y trabajadoras	820.000					2.640.000	3.460.000
02	Gestion Administrativa	442.880					9.862.120	10.305.000
TOTAL		1.262.880					12.502.120	13.765.000

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**15**	**7**		**22**	**2.107.117**		**2.107.117**
Personal Administrativo	15	7		22	2.107.117		2.107.117
TOTAL	**15**	**7**		**22**	**2.107.117**		**2.107.117**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	20.496.200
4.02	Materiales, suministros y mercancías	2.555.000
4.03	Servicios no personales	5.364.688
4.04	Activos reales	1.851.000
4.07	Transferencias y donaciones	10.235.232
4.08	Otros gastos	442.880
	TOTAL	**40.945.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**28.000.000**
INGRESOS CORRIENTES ORDINARIOS	28.000.000
OTROS INGRESOS	28.000.000
Otros ingresos ordinarios	28.000.000
1.2 GASTOS CORRIENTES	**39.094.000**
GASTOS DE CONSUMO	27.758.768
Remuneraciones	20.496.200
Sueldos, salarios y otras retribuciones	7.159.960
Beneficios y complementos de sueldos y salarios	8.002.487
Aportes patronales	1.332.749
Prestaciones sociales y otras indemnizaciones	1.955.827
Asistencia socioeconómica	2.045.177
Compra de bienes y servicios	5.076.368
Bienes de consumo	2.555.000
Servicios no personales	2.521.368
Impuestos indirectos	1.743.320
Depreciación y amortización	442.880
GASTOS DE LA PROPIEDAD	1.100.000
Derechos sobre bienes intangibles	1.100.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	10.235.232
Al sector privado	500.000
Donaciones corrientes al sector privado	500.000
Donaciones a personas	500.000
Al sector público	9.735.232
Transferencias corrientes al sector público	935.232
A los entes descentralizados sin fines empresariales para sus gastos	935.232
Donaciones corrientes al sector público	8.800.000
A la República	8.800.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(11.094.000)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(10.651.120)**
RECURSOS PROPIOS DE CAPITAL	(10.651 120)
Desahorro en cuenta corriente	(11.094.000)
Incremento de la depreciación y amortización acumuladas	442.880
2.2 GASTOS DE CAPITAL	**1.851.000**
INVERSIÓN REAL DIRECTA	1.851.000
Formación bruta de capital fijo	1.851.000
Maquinaria, equipos y otros bienes muebles	1.851.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(12.502.120)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**12.502.120**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	12.502.120
Disminución de otros activos financieros	12.502.120
Disminución de disponibilidades	12.502.120
Disminución de bancos	12.502.120
3.2 APLICACIONES FINANCIERAS	**12.502.120**
DÉFICIT FINANCIERO	12.502.120

A0270

Fundación Gran Misión a Toda Vida Venezuela

FUNDACIÓN GRAN MISIÓN A TODA VIDA VENEZUELA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Gran Misión "A Toda Vida Venezuela" tiene como misión fundamental: financiar y diseñar, construir, implementar y darle seguimiento a una política pública de seguridad ciudadana y convivencia, que sea integral, participativa, de alcance nacional y debidamente coordinada, así como articulada con los distintos organismos públicos, organizaciones sociales y comunidades interesadas en la construcción de una sociedad más justa y amante de la paz, donde el derecho a la vida esté plenamente garantizado.

La Fundación, tiene cobertura en la prestación de sus servicios en el ámbito nacional, ya que no solo presta apoyo y financiamiento a los proyectos dirigidos a los órganos y entes vinculados a la seguridad ciudadana, sino además articula esfuerzos en los distintos poderes públicos (estadales, municipales, parroquiales), así como a la comunidad organizada.

Por esta razón La Fundación respalda los siguientes proyectos:

- **"Implementación de Proyectos Socio-Productivos y Artísticos"** el objetivo es motivar a distintas organizaciones comunitarias a activar mecanismos de participación, que coadyuven a la seguridad ciudadana en sus contextos, mediante un conjunto de posibles acciones transformadoras de la realidad y favorecedoras de la convivencia solidaria.
- **"Financiamiento de Proyectos para el Fortalecimiento de la Seguridad Ciudadana"** se concibe con la finalidad de dotar y equipar individual e institucionalmente a los cuerpos de policías, la tecnificación comunicacional, promoviendo la reducción de riesgo de ocurrencia delictiva, conflictos violentos a través de intervenciones de diferentes órganos y participación popular.
- **"Financiamiento de Proyectos para la Construcción y/o Dotación de Casas de Justicia Penal y Casas de Paz y Convivencia"**, el cual tiene como propósito actuar preventivamente en la resolución de los conflictos que se presenten entre los habitantes de las comunidades, por lo cual es necesario la creación de espacios comunitarios de mediación y abordaje de problemas de convivencia que permitan su resolución a través de mecanismos alternativos a la vía judicial. De este proyecto se prevé la construcción, adecuación y dotación de centros de mediación y convivencia y de las casas de paz y convivencia.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS DE CAPITAL	**2.200.000**
RECURSOS PROPIOS DE CAPITAL	2.200.000
Incremento de la depreciación y amortización acumuladas	2.200.000
FUENTES FINANCIERAS	**2.558.082.027**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.558.082.027
Disminución de otros activos financieros	2.558.082.027
Disminución de disponibilidades	427.432.027
Disminución de bancos	427.432.027
Disminución de cuentas por cobrar a corto plazo	2.130.650.000
Disminución de otras cuentas por cobrar a corto plazo	2.130.650.000
TOTAL RECURSOS	**2.560.282.027**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	426 443.127
GASTOS DE CONSUMO	295.789.127
Remuneraciones	189.402.187
Sueldos, salarios y otras retribuciones	87.183.262
Beneficios y complementos de sueldos y salarios	56.115.271
Aportes patronales	13.118.440
Prestaciones sociales y otras indemnizaciones	27.759.040
Asistencia socioeconómica	5.226.174
Compra de bienes y servicios	93.667.500
Bienes de consumo	17.417.100
Servicios no personales	76.250.400
Impuestos indirectos	10.519.440
Depreciación y amortización	2.200.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	130.654.000
Al sector privado	891.768
Donaciones corrientes al sector privado	891.768
Donaciones a personas	891.768
Al sector público	129.762.232
Transferencias corrientes al sector público	6.612.232
A los entes descentralizados sin fines empresariales para sus gastos	6.612.232
Donaciones corrientes al sector público	123.150.000
A la República	122.650.000
Al Poder Municipal	500.000
GASTOS DE CAPITAL	**2.133.838.900**
INVERSIÓN REAL DIRECTA	3.688.900
Formación bruta de capital fijo	3.208.900
Maquinaria, equipos y otros bienes muebles	3.078.900
Construcciones de bienes de dominio privado	130.000
Bienes intangibles	480.000

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
TRANSFERENCIAS Y DONACIONES DE CAPITAL	2.130.150.000
Al sector público	2.130.150.000
Donaciones de capital al sector público	2.130.150.000
A la República	2.122.650.000
Al Poder Municipal	7.500.000
TOTAL EGRESOS	2.560.282.027

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
127849	Implementación de Proyectos Socio-Productivos y Artísticos	centro	2								2.000.000	2.000.000
127860	Financiamiento de proyectos para el Fortalecimiento de la Seguridad Ciudadana	financiamiento	7								2.247.300.000	2.247.300.000
127874	Financiamiento de proyectos para la construcción y/o dotación de Casas de Justicia Penal y Casas de Paz y Convivencia	financiamiento	2								5.000.000	5.000.000
	TOTAL										2.254.300.000	2.254.300.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras						195.702.587	195.702.587
02	Gestión Administrativa	2.200.000					108.079.440	110.279.440
	TOTAL	2.200.000					303.782.027	305.982.027

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1**			**1**	**177.600**		**177.600**
Alto Nivel y de Dirección	1			1	177.600		177.600
Personal Contratado	**65**	**64**		**129**	**20.922.370**		**20.922.370**
Directivo	4	7		11	1.673.790		1.673.790
Profesional y Técnico	43	50		93	15.064.106		15.064.106
Personal Administrativo	18	7		25	4.184.474		4.184.474
TOTAL	**66**	**64**		**130**	**21.099.970**		**21.099.970**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	189.402.187
4.02	Materiales, suministros y mercancías	17.417.100
4.03	Servicios no personales	86.769.840
4.04	Activos reales	3.688.900
4.07	Transferencias y donaciones	2.260.804.000
4.08	Otros gastos	2.200.000
	TOTAL	**2.560.282.027**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	
1.2 GASTOS CORRIENTES	**426.443.127**
GASTOS DE CONSUMO	295.789.127
Remuneraciones	189.402.187
Sueldos, salarios y otras retribuciones	87.183.262
Beneficios y complementos de sueldos y salarios	56.115.271
Aportes patronales	13.118.440
Prestaciones sociales y otras indemnizaciones	27.759.040
Asistencia socioeconómica	5.226.174
Compra de bienes y servicios	93.667.500
Bienes de consumo	17.417.100
Servicios no personales	76.250.400
Impuestos indirectos	10.519.440
Depreciación y amortización	2.200.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	130.654.000
Al sector privado	891.768
Donaciones corrientes al sector privado	891.768
Donaciones a personas	891.768
Al sector público	129.762.232
Transferencias corrientes al sector público	6.612.232
A los entes descentralizados sin fines empresariales para sus gastos	6.612.232
Donaciones corrientes al sector público	123.150.000
A la República	122.650.000
Al Poder Municipal	500.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(426.443.127)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(424.243.127)**
RECURSOS PROPIOS DE CAPITAL	(424.243.127)
Desahorro en cuenta corriente	(426.443.127)
Incremento de la depreciación y amortización acumuladas	2.200.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2.2 GASTOS DE CAPITAL	**2.133.838.900**
INVERSIÓN REAL DIRECTA	3.688.900
Formación bruta de capital fijo	3.208.900
Maquinaria, equipos y otros bienes muebles	3.078.900
Construcciones de bienes de dominio privado	130.000
Bienes intangibles	480.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	2.130.150.000
Al sector público	2.130.150.000
Donaciones de capital al sector público	2.130.150.000
A la República	2.122.650.000
Al Poder Municipal	7.500.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(2.558.082.027)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**2.558.082.027**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.558.082.027
Disminución de otros activos financieros	2.558.082.027
Disminución de disponibilidades	427.432.027
Disminución de bancos	427.432.027
Disminución de cuentas por cobrar a corto plazo	2.130.650.000
Disminución de otras cuentas por cobrar a corto plazo	2.130.650.000
3.2 APLICACIONES FINANCIERAS	**2.558.082.027**
DÉFICIT FINANCIERO	2.558.082.027

A0423

Fundación Misión Identidad

FUNDACIÓN MISIÓN IDENTIDAD

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Para el ejercicio económico financiero correspondiente al año 2016, la Fundación Misión Identidad al trabajar en conjunto con el Servicio Administrativo de Identificación, Migración y Extranjería (Saime) tiene como objetivo la emisión de cédulas de identidad y coadyuvar en los procesos de otorgamiento de documentos públicos que comprueben la identidad de los ciudadanos a los fines de salvaguardar los derechos constitucionales que posee toda persona de obtener un nombre propio en defensa de su identidad.

Con la consecución del proyecto "Fortalecimiento de la Misión Identidad", logrará satisfacer la necesidad en el proceso de cedulación actual por diversos motivos dando un servicio de excelente calidad a los usuarios para perfeccionar los métodos de atención al pueblo mientras se concluye el proceso de transición de la Cédula Electrónica. En la ejecución de este proyecto se estima la emisión de 1.800.000 cédulas en el año por concepto de renovación, por pérdida y/o robo, por estas razones se le da una gran importancia a su proyecto siendo éste de carácter priorizado ya que su misión es de gran envergadura para la población venezolana y pertenece al vértice del Plan Operativo Anual Nacional (Poan).

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**712.073.229**
INGRESOS CORRIENTES ORDINARIOS	712.073.229
TRANSFERENCIAS CORRIENTES	712.073.229
Transferencias corrientes del sector público	712.073.229
Transferencias corrientes internas recibidas del sector público	712.073.229
De la República	712.073.229
INGRESOS DE CAPITAL	**346.516**
RECURSOS PROPIOS DE CAPITAL	346.516
Incremento de la depreciación y amortización acumuladas	346.516
FUENTES FINANCIERAS	**7.700.634**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	7.700.634
Disminución de otros activos financieros	7.700.634
Disminución de disponibilidades	7.700.634
Disminución de bancos	7.700.634
TOTAL RECURSOS	**720.120 379**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**720.120.379**
GASTOS DE CONSUMO	601.230.195
Remuneraciones	599.202.967
Sueldos, salarios y otras retribuciones	229.468.730
Beneficios y complementos de sueldos y salarios	295.295.294
Aportes patronales	63.213.203
Asistencia socioeconómica	11.225.740
Compra de bienes y servicios	180.076
Servicios no personales	180.076
Impuestos indirectos	1.500.636
Depreciación y amortización	346.516
TRANSFERENCIAS Y DONACIONES CORRIENTES	118.890.184
Al sector público	118.890.184
Transferencias corrientes al sector público	118.890.184
A los entes descentralizados sin fines empresariales para sus gastos	118.890.184
TOTAL EGRESOS	**720.120.379**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta		Género		Recursos						Presupuesto 2016
						Ingresos					Fuentes Financieras	
						Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
		Unidad de Medida	Cantidad	Fem.	Masc.		Proyectos por Endeudamiento	Otras				
127917	Fortalecimiento de la Misión Identidad	cédula de identidad	1.800.000					712.073.229				712.073.229
TOTAL								712.073.229				712.073.229

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras						1.950.634	1.950.634
02	Gestión Administrativa	346.516					5.750.000	6.096.516
TOTAL		346.516					7.700.634	8.047.150

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**2.679**	**2.102**		**4.781**	**183.567.999**		**183.567.999**
Profesional y Técnico	732	998		1.730	110.140.799		110.140.799
Personal Administrativo	1.947	1.104		3.051	73.427.200		73.427.200
TOTAL	**2.679**	**2.102**		**4.781**	**183.567.999**		**183.567.999**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	599.202.967
4.03	Servicios no personales	1.680.712
4.07	Transferencias y donaciones	118.890.184
4.08	Otros gastos	346.516
	TOTAL	**720.120.379**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**712.073.229**
INGRESOS CORRIENTES ORDINARIOS	712.073.229
TRANSFERENCIAS CORRIENTES	712.073.229
Transferencias corrientes del sector público	712.073.229
Transferencias corrientes internas recibidas del sector público	712.073.229
De la República	712.073.229
Ministerio del Poder Popular para Relaciones Interiores, Justicia y Paz	658.132.485
Ingresos Ordinarios	658.132.485
Ministerio del Poder Popular para el Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno	53.940.744
Ingresos Ordinarios	53.940.744
1.2 GASTOS CORRIENTES	**720.120.379**
GASTOS DE CONSUMO	601.230.195
Remuneraciones	599.202.967
Sueldos, salarios y otras retribuciones	229.468.730
Beneficios y complementos de sueldos y salarios	295.295.294
Aportes patronales	63.213.203
Asistencia socioeconómica	11.225.740
Compra de bienes y servicios	180.076
Servicios no personales	180.076
Impuestos indirectos	1.500.636
Depreciación y amortización	346.516
TRANSFERENCIAS Y DONACIONES CORRIENTES	118.890.184
Al sector público	118.890.184
Transferencias corrientes al sector público	118.890.184
A los entes descentralizados sin fines empresariales para sus gastos	118.890.184
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(8.047.150)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(7.700.634)**
RECURSOS PROPIOS DE CAPITAL	(7.700.634)
Desahorro en cuenta corriente	(8.047.150)
Incremento de la depreciación y amortización acumuladas	346.516
2.2 GASTOS DE CAPITAL	
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(7.700.634)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**7.700.634**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	7.700.634
Disminución de otros activos financieros	7.700.634
Disminución de disponibilidades	7.700.634
Disminución de bancos	7.700.634
3.2 APLICACIONES FINANCIERAS	**7.700.634**
DÉFICIT FINANCIERO	7.700.634

A0498

Fundación para la Asistencia Social de la Policía Metropolitana (FUNDAPOL)

FUNDACIÓN PARA LA ASISTENCIA SOCIAL DE LA POLICÍA METROPOLITANA (FUNDAPOL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para la Asistencia Social de la Policía Metropolitana (Fundapol) presenta para el ejercicio económico financiero 2016 un presupuesto que se adecúa a su condición de supresión y liquidación, la cual fue autorizada mediante el Decreto N° 955 de fecha 06 de mayo de 2014, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 40.406 del 07 de mayo de 2014.

Dicho presupuesto tiene como finalidad cancelar los haberes de los exfuncionarios de la Policía Metropolitana, para lo cual la Fundación dispone de personal contratado.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS DE CAPITAL	**320.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	320.000
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	320.000
Al sector privado	320.000
TOTAL RECURSOS	**320.000**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**320.000**
GASTOS DE CONSUMO	320.000
Remuneraciones	320.000
Sueldos, salarios y otras retribuciones	320.000
TOTAL EGRESOS	320.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos - Ingresos - Ingresos Propios	Recursos - Ingresos - Transferencias y Donaciones - De la República - Proyectos por Endeudamiento	Recursos - Ingresos - Transferencias y Donaciones - De la República - Otras	Recursos - Ingresos - Transferencias y Donaciones - De los Entes Descentralizados	Recursos - Ingresos - Transferencias y Donaciones - Otras	Recursos - Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras						320.000	320.000
	TOTAL						320.000	320.000

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**13**	**15**		**28**	**300.000**		**300.000**
Profesional y Técnico	12	12		24	250.000		250.000
Obrero	1	3		4	50.000		50.000
Personal Contratado	**1**	**2**		**3**	**20.000**		**20.000**
Personal Administrativo	1	2		3	20.000		20.000
TOTAL	**14**	**17**		**31**	**320.000**		**320.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	320.000
	TOTAL	**320.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1.2 GASTOS CORRIENTES	**320.000**
GASTOS DE CONSUMO	320.000
Remuneraciones	320.000
Sueldos, salarios y otras retribuciones	320.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(320.000)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	
RECURSOS PROPIOS DE CAPITAL	(320.000)
Desahorro en cuenta corriente	(320.000)
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	320.000
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	320.000
Al sector privado	320.000
2.2 GASTOS DE CAPITAL	
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0538

Instituto Nacional contra la Discriminación Racial

INSTITUTO NACIONAL CONTRA LA DISCRIMINACIÓN RACIAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Nacional contra la Discriminación Racial (Incodir), tiene como misión sensibilizar a personas naturales y jurídicas en la prevención de la discriminación racial, prestar asesoría integral y gratuita a personas o grupos vulnerables discriminados, así como a víctimas de discriminación, constituir comités contra la discriminación racial en todas las instituciones públicas, privadas y del Poder Popular, recopilar, actualizar y difundir información en materia de discriminación racial.

El Incodir para el año 2016 emprenderá acciones enmarcadas en la Ley Orgánica contra la Discriminación Racial, dando así cumplimiento a sus competencias, las cuales llevaran a cabo en dieciocho dependencias federales del país potenciando acciones que permitan conocer la misión del Instituto, entre las cuales se encuentran:

- Actividades dirigidas a personas naturales y jurídicas con la finalidad de prevenir y concientizar acerca de la discriminación racial.
- Prestar asesoría integral y gratuita a personas o grupos vulnerables discriminados, así como a víctimas de discriminación.
- Recopilar y actualizar información en materia de discriminación racial.

Cabe destacar que como parte de sus compromisos Institucionales, Incodir asiste en la participación, de Venezuela en congresos, convenciones, comisiones y otros eventos enmarcados en los Derechos Humanos.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**55.951.845**
INGRESOS CORRIENTES ORDINARIOS	55.951.845
TRANSFERENCIAS CORRIENTES	55.939.845
Transferencias corrientes del sector público	55.939.845
Transferencias corrientes internas recibidas del sector público	55.939.845
De la República	55.939.845
OTROS INGRESOS	12.000
Otros ingresos ordinarios	12.000
INGRESOS DE CAPITAL	**75.332**
RECURSOS PROPIOS DE CAPITAL	75.332
Incremento de la depreciación y amortización acumuladas	75.332
FUENTES FINANCIERAS	**33.399.973**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	33.399.973
Disminución de otros activos financieros	33.399.973
Disminución de disponibilidades	33.399.973
Disminución de caja	33.399.973
TOTAL RECURSOS	**89.427.150**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**88.532.170**
GASTOS DE CONSUMO	87.632.170
Remuneraciones	73.939.845
Sueldos, salarios y otras retribuciones	22.746.343
Beneficios y complementos de sueldos y salarios	27.196.004
Aportes patronales	8.854.154
Prestaciones sociales y otras indemnizaciones	7.422.876
Asistencia socioeconómica	7.720.468
Compra de bienes y servicios	12.391.989
Bienes de consumo	10.149.685
Servicios no personales	2.242.304
Impuestos indirectos	1.225.004
Depreciación y amortización	75.332
TRANSFERENCIAS Y DONACIONES CORRIENTES	900.000
Al sector público	900.000
Transferencias corrientes al sector público	900.000
A los entes descentralizados sin fines empresariales para sus gastos	900.000
GASTOS DE CAPITAL	**894.980**
INVERSIÓN REAL DIRECTA	894.980
Formación bruta de capital fijo	894.980
Maquinaria, equipos y otros bienes muebles	894.980
TOTAL EGRESOS	**89.427.150**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			55.939.845			18.133.620	74.073.465
02	Gestión Administrativa	87.332					15.266.353	15.353.685
	TOTAL	87.332		55.939.845			33.399.973	89.427.150

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**112**	**103**		**215**	**9.395.216**		**9.395.216**
Directivo	28	26		54	3.635.642		3.635.642
Profesional y Técnico	56	53		109	3.916.510		3.916.510
Personal Administrativo	28	24		52	1.843.064		1.843.064
TOTAL	**112**	**103**		**215**	**9.395.216**		**9.395.216**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	73.939.845
4.02	Materiales, suministros y mercancías	10.149.685
4.03	Servicios no personales	3.467.308
4.04	Activos reales	894.980
4.07	Transferencias y donaciones	900.000
4.08	Otros gastos	75.332
	TOTAL	**89.427.150**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**55.951.845**
INGRESOS CORRIENTES ORDINARIOS	55.951.845
TRANSFERENCIAS CORRIENTES	55.939.845
Transferencias corrientes del sector público	55.939.845
Transferencias corrientes internas recibidas del sector público	55.939.845
De la República	55.939.845
Ministerio del Poder Popular para Relaciones Interiores, Justicia y Paz	55.939.845
Ingresos Ordinarios	55.939.845
OTROS INGRESOS	12.000
Otros ingresos ordinarios	12.000
1.2 GASTOS CORRIENTES	**88.532.170**
GASTOS DE CONSUMO	87.632.170
Remuneraciones	73.939.845
Sueldos, salarios y otras retribuciones	22.746.343
Beneficios y complementos de sueldos y salarios	27.196.004
Aportes patronales	8.854.154
Prestaciones sociales y otras indemnizaciones	7.422.876
Asistencia socioeconómica	7.720.468
Compra de bienes y servicios	12.391.989
Bienes de consumo	10.149.685
Servicios no personales	2.242.304
Impuestos indirectos	1.225.004
Depreciación y amortización	75.332
TRANSFERENCIAS Y DONACIONES CORRIENTES	900.000
Al sector público	900.000
Transferencias corrientes al sector público	900.000
A los entes descentralizados sin fines empresariales para sus gastos	900.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(32.580.325)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(32.504.993)**
RECURSOS PROPIOS DE CAPITAL	(32.504.993)
Desahorro en cuenta corriente	(32.580.325)
Incremento de la depreciación y amortización acumuladas	75.332
2.2 GASTOS DE CAPITAL	**894.980**
INVERSIÓN REAL DIRECTA	894.980
Formación bruta de capital fijo	894.980
Maquinaria, equipos y otros bienes muebles	894.980
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(33.399.973)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**33.399.973**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	33.399.973
Disminución de otros activos financieros	33.399.973
Disminución de disponibilidades	33.399.973
Disminución de caja	33.399.973
3.2 APLICACIONES FINANCIERAS	**33.399.973**
DÉFICIT FINANCIERO	33.399.973

A0554

Servicio Nacional para el Desarme

SERVICIO NACIONAL PARA EL DESARME

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Servicio Nacional para el Desarme es el organismo de observancia general en todo el territorio nacional, encargado de ejecutar las políticas públicas dirigidas a implementar el desarme voluntario, así como también, custodiar, vigilar y controlar las armas de fuego y municiones entregadas de manera voluntaria por parte de la población en todo el territorio Nacional.

Así mismo el Servicio Nacional para el Desarme desarrollará para el año 2016 políticas y convenios con empresas productivas del Estado, las cuales permitan el acceso a costos preferenciales de distintos equipos de electrodomésticos y electrónicos, para ser entregado en calidad de donación a los dadores y dadoras de armas de fuego y municiones.

El Servicio Nacional para el Desarme estima la adquisición de 1.500 incentivos aproximadamente para ser entregados a los dadores y dadoras de armas de fuego y municiones, así mismo se estima llevar a cabo 288 eventos de inutilización de armas de fuego y municiones y participar en 2 eventos de destrucción masiva de armas de fuego en conjunto con la Dirección General de Armas y Explosivos (Daex). Así mismo se plantea realizar 72 eventos los cuales consisten en talleres, foros, eventos culturales y charlas, en 72 comunidades de los municipios priorizados a nivel nacional.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**396.904.101**
INGRESOS CORRIENTES ORDINARIOS	396.904.101
TRANSFERENCIAS CORRIENTES	70.000.000
Transferencias corrientes del sector público	70.000.000
Transferencias corrientes internas recibidas del sector público	70.000.000
De la República	70.000.000
OTROS INGRESOS	326.904.101
Otros ingresos ordinarios	326.904.101
TOTAL RECURSOS	**396.904.101**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**374.569.205**
GASTOS DE CONSUMO	136.650.298
Remuneraciones	6.465.652
Sueldos, salarios y otras retribuciones	1.593.307
Beneficios y complementos de sueldos y salarios	3.783.238
Aportes patronales	840.497
Prestaciones sociales y otras indemnizaciones	248.610
Compra de bienes y servicios	96.333.449
Bienes de consumo	32.087.208
Servicios no personales	64.246.241
Impuestos indirectos	33.851.197
TRANSFERENCIAS Y DONACIONES CORRIENTES	237.918.907
Al sector privado	237.419.560
Donaciones corrientes al sector privado	237.419.560
Donaciones a personas	237.419.560
Al sector público	499.347
Transferencias corrientes al sector público	499.347
A los entes descentralizados sin fines empresariales para sus gastos	499.347
GASTOS DE CAPITAL	**22.334.896**
INVERSIÓN REAL DIRECTA	22.334.896
Formación bruta de capital fijo	22.334.896
Maquinaria, equipos y otros bienes muebles	18.950.916
Construcciones de bienes de dominio privado	3.383.980
TOTAL EGRESOS	**396.904.101**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	Presupuesto 2016
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127892	Expandir la política del desarme en el territorio nacional	Comunidad	72			326.904.101						326.904.101
TOTAL						326.904.101						326.904.101

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						
		Ingresos					Fuentes Financieras	Presupuesto 2016
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			6.481.093				6.481.093
02	Gestión Administrativa			63.518.907				63.518.907
TOTAL				70.000.000				70.000.000

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1**			**1**	**22.265**		**22.265**
Directivo	1			1	22.265		22.265
Personal Contratado	**31**	**29**		**60**	**1.335.904**		**1.335.904**
Directivo	2	3		5	111.327		111.327
Profesional y Técnico	14	12		26	578.891		578.891
Personal Administrativo	15	14		29	645.686		645.686
TOTAL	32	29		61	1.358.169		1.358.169

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	6.465.652
4.02	Materiales, suministros y mercancías	32.087.208
4.03	Servicios no personales	98.097.438
4.04	Activos reales	22.334.896
4.07	Transferencias y donaciones	237.918.907
	TOTAL	396.904.101

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**396.904.101**
INGRESOS CORRIENTES ORDINARIOS	396.904.101
TRANSFERENCIAS CORRIENTES	70.000.000
Transferencias corrientes del sector público	70.000.000
Transferencias corrientes internas recibidas del sector público	70.000.000
De la República	70.000.000
Ministerio del Poder Popular Para Relaciones Interiores Justicia y Paz	70.000.000
Ingresos Ordinarios	70.000.000
OTROS INGRESOS	326.904.101
Otros ingresos ordinarios	326.904.101
1.2 GASTOS CORRIENTES	**374.569.205**
GASTOS DE CONSUMO	136.650.298
Remuneraciones	6.465.652
Sueldos, salarios y otras retribuciones	1.593.307
Beneficios y complementos de sueldos y salarios	3.783.238
Aportes patronales	840.497
Prestaciones sociales y otras indemnizaciones	248.610
Compra de bienes y servicios	96.333.449
Bienes de consumo	32.087.208
Servicios no personales	64.246.241
Impuestos indirectos	33.851.197
TRANSFERENCIAS Y DONACIONES CORRIENTES	237.918.907
Al sector privado	237.419.560
Donaciones corrientes al sector privado	237.419.560
Donaciones a personas	237.419.560
Al sector público	499.347
Transferencias corrientes al sector público	499.347
A los entes descentralizados sin fines empresariales para sus gastos	499.347
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**22.334.896**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**22.334.896**
RECURSOS PROPIOS DE CAPITAL	22.334.896
Ahorro en cuenta corriente	22.334.896
2.2 GASTOS DE CAPITAL	**22.334.896**
INVERSIÓN REAL DIRECTA	22.334.896
Formación bruta de capital fijo	22.334.896
Maquinaria, equipos y otros bienes muebles	18.950.916
Construcciones de bienes de dominio privado	3.383.980
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0940

Instituto Nacional de Transporte Terrestre (INTT)

INSTITUTO NACIONAL DE TRANSPORTE TERRESTRE (INTT)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Nacional de Transporte Terrestre (Intt) tiene como fuente de financiamiento, las tasas estipuladas a cobrar por la producción de bienes y servicios que ofrece a la colectividad, según lo establece la Ley de Transporte Terrestre, la cual reza: "Los ingresos del Instituto Nacional de Transporte Terrestre (Intt) están constituidos por:

- Todos los ingresos que obtenga como resultado de su gestión, así como el producto resultante de sus actividades económicas con personas naturales o jurídicas, nacionales o extranjeras.
- Los ingresos derivados de las multas impuestas y constancias de revisión, efectuadas por el Cuerpo Técnico de Vigilancia del Transporte Terrestre.
- Los ingresos derivados de las multas impuestas por la gerencia de transporte terrestre.
- Los ingresos que le sean asignados en la Ley de Presupuesto Anual de cada ejercicio económico financiero y los recursos extraordinarios que le acuerde el Ejecutivo Nacional.
- Los derechos y acciones que adquiera por cualquier acto jurídico.
- Las tasas y tarifas producto de sus servicios y habilidades.
- Los demás recursos que lícitamente obtenga por cualquier concepto".

En relación a su distribución de gastos, el Instituto tiene como política fundamental la inversión en infraestructura y tecnología para mejorar y optimizar los servicios que presta. De igual manera, el Intt debe cubrir los desembolsos que se generen por las acciones que se derivan de las competencias que le dicte la referida ley, como por ejemplo: la emisión de licencias de conducir; la tipología de las unidades de transporte; condiciones de carácter nacional para la prestación de los servicios de transporte público y privado; el régimen sancionatorio, el control y fiscalización del tránsito en la vialidad; las normas técnicas y administrativas para la construcción, mantenimiento y gestión de la vialidad; la actuación en el otorgamiento de concesiones, entre otras.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**4.839.824.139**
INGRESOS CORRIENTES ORDINARIOS	4.839.824.139
INGRESOS NO TRIBUTARIOS	4.154.595.930
Tasas	4.154.595.930
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	4.556.220
Venta de otros bienes y servicios	4.556.220
INGRESOS DE LA PROPIEDAD	4.556.220
Intereses	4.556.220
Intereses internos	4.556.220
Intereses por depósitos	4.556.220
TRANSFERENCIAS CORRIENTES	1.115.769
Transferencias corrientes del sector público	1.115.769
Transferencias corrientes internas recibidas del sector público	1.115.769
De los entes descentralizados con fines empresariales petroleros	1.115.769
OTROS INGRESOS	675.000.000
Otros ingresos ordinarios	675.000.000
INGRESOS DE CAPITAL	**20.969.317**
RECURSOS PROPIOS DE CAPITAL	20.969.317
Incremento de la depreciación y amortización acumuladas	20.969.317
FUENTES FINANCIERAS	**336.397.529**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	336.397.529
Disminución de otros activos financieros	336.397.529
Disminución de disponibilidades	336.397.529
Disminución de bancos	336.397.529
TOTAL RECURSOS	**5.197.190.985**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**4.686.786.142**
GASTOS DE CONSUMO	3.204.780.643
Remuneraciones	1.859.697.850
Sueldos, salarios y otras retribuciones	732.898.149
Beneficios y complementos de sueldos y salarios	686.851.899
Aportes patronales	88.389.769
Prestaciones sociales y otras indemnizaciones	198.867.751
Asistencia socioeconómica	152.690.282
Compra de bienes y servicios	1.041.845.839
Bienes de consumo	561.586.292
Servicios no personales	480.259.547
Impuestos indirectos	282.267.637
Depreciación y amortización	20.969.317
GASTOS DE LA PROPIEDAD	100.000
Derechos sobre bienes intangibles	100.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	475.345.499
Al sector privado	222.212.414
Transferencias corrientes al sector privado	174.727.211
Directas a personas	174.727.211
Pensiones y otros beneficios asociados	38.728.806
Jubilaciones y otros beneficios asociados	135.998.405
Donaciones corrientes al sector privado	47.485.203
Donaciones a personas	47.485.203
Al sector público	253.133.085
Transferencias corrientes al sector público	158.618.288
A los entes descentralizados sin fines empresariales para sus gastos	158.618.288
Donaciones corrientes al sector público	94.514.797
A la República	94.514.797
OTROS GASTOS CORRIENTES	1.006.560.000
Otros gastos corrientes	1.006.560.000
Bienes y servicios para la venta	1.006.560.000

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS DE CAPITAL	**431.566.287**
INVERSIÓN REAL DIRECTA	431.566.287
Formación bruta de capital fijo	388.011.274
Maquinaria, equipos y otros bienes muebles	219.388.679
Construcciones de bienes de dominio privado	168.622.595
Tierras y terrenos	43.155.000
Bienes intangibles	400.013
APLICACIONES FINANCIERAS	**78.838.556**
DISMINUCIÓN DE PASIVOS	78.838.556
Disminución de cuentas y efectos por pagar	78.838.556
Disminución de cuentas y efectos por pagar a corto plazo	78.838.556
Disminución cuentas por pagar a proveedores a corto plazo	78.838.556
TOTAL EGRESOS	**5.197.190.985**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128008	Mejorar la prestación de los servicios de registro de conductores, vehículos y transporte terrestre a nivel nacional	Trámite	2.163.108			3.311.050.799			1.115.769		336.397.529	3.648.564.097
	TOTAL					3.311.050.799			1.115.769		336.397.529	3.648.564.097

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	662.599.589						662.599.589
02	Gestión Administrativa	711.300.088						711.300.088
03	Previsión y Protección Social	174.727.211						174.727.211
	TOTAL	1.548.626.888						1.548.626.888

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1.028**	**823**	**302**	**2.153**	**298.437.253**	**85.666.760**	**384.104.013**
Alto Nivel y de Dirección		1		1	168.024		168.024
Directivo	18	18	4	40	6.131.040		6.131.040
Profesional y Técnico	321	159	250	730	111.891.480	33.327.728	145.219.208
Personal Administrativo	378	222	48	648	99.307.507	22.218.484	121.525.991
Obrero	311	423		734	80.939.202	30.120.548	111.059.750
Personal Contratado	**273**	**227**		**500**	**68.941.464**		**68.941.464**
Profesional y Técnico	150	107		257	35.435.913		35.435.913
Personal Administrativo	123	120		243	33.505.551		33.505.551
TOTAL	**1.301**	**1.050**	**302**	**2.653**	**367.378.717**	**85.666.760**	**453.045.477**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**218**	**127**	**345**	**135.998.405**
Empleados	191	92	283	111.558.112
Obreros	27	35	62	24.440.293
Pensionados	**64**	**40**	**104**	**38.728.806**
Empleados	47	26	73	27.184.642
Obreros	17	14	31	11.544.164
TOTAL	**282**	**167**	**449**	**174 727 211**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	1.859.697.850
4.02	Materiales, suministros y mercancias	1.568.146.292
4.03	Servicios no personales	762.627.184
4.04	Activos reales	431.566.287
4.07	Transferencias y donaciones	475.345.499
4.08	Otros gastos	20.969.317
4.11	Disminución de pasivos	78.838.556
	TOTAL	5.197.190.985

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**4.839.824.139**
INGRESOS CORRIENTES ORDINARIOS	4.839.824.139
INGRESOS NO TRIBUTARIOS	4.154.595.930
Tasas	4.154.595.930
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	4.556.220
Venta de otros bienes y servicios	4.556.220
INGRESOS DE LA PROPIEDAD	4.556.220
Intereses	4.556.220
Intereses internos	4.556.220
Intereses por depósitos	4.556.220
TRANSFERENCIAS CORRIENTES	1.115.769
Transferencias corrientes del sector público	1.115.769
Transferencias corrientes internas recibidas del sector público	1.115.769
De los entes descentralizados con fines empresariales petroleros	1.115.769
OTROS INGRESOS	675.000.000
Otros ingresos ordinarios	675.000.000
1.2 GASTOS CORRIENTES	**4.686.786.142**
GASTOS DE CONSUMO	3.204.780.643
Remuneraciones	1.859.697.850
Sueldos, salarios y otras retribuciones	732.898.149
Beneficios y complementos de sueldos y salarios	686.851.899
Aportes patronales	88.389.769
Prestaciones sociales y otras indemnizaciones	198.867.751
Asistencia socioeconómica	152.690.282
Compra de bienes y servicios	1.041.845.839
Bienes de consumo	561.586.292
Servicios no personales	480.259.547
Impuestos indirectos	282.267.637
Depreciación y amortización	20.969.317
GASTOS DE LA PROPIEDAD	100.000
Derechos sobre bienes intangibles	100.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
TRANSFERENCIAS Y DONACIONES CORRIENTES	475.345.499
Al sector privado	222.212.414
Transferencias corrientes al sector privado	174.727.211
Directas a personas	174.727.211
Pensiones y otros beneficios asociados	38.728.806
Jubilaciones y otros beneficios asociados	135.998.405
Donaciones corrientes al sector privado	47.485.203
Donaciones a personas	47.485.203
Al sector público	253.133.085
Transferencias corrientes al sector público	158.618.288
A los entes descentralizados sin fines empresariales para sus gastos	158.618.288
Donaciones corrientes al sector público	94.514.797
A la República	94.514.797
OTROS GASTOS CORRIENTES	1.006.560.000
Otros gastos corrientes	1.006.560.000
Bienes y servicios para la venta	1.006.560.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**153.037.997**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**174.007.314**
RECURSOS PROPIOS DE CAPITAL	174.007.314
Ahorro en cuenta corriente	153.037.997
Incremento de la depreciación y amortización acumuladas	20.969.317
2.2 GASTOS DE CAPITAL	**431.566.287**
INVERSIÓN REAL DIRECTA	431.566.287
Formación bruta de capital fijo	388.011.274
Maquinaria, equipos y otros bienes muebles	219.388.679
Construcciones de bienes de dominio privado	168.622.595
Tierras y terrenos	43.155.000
Bienes intangibles	400.013
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(257.558.973)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**336.397.529**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	336.397.529
Disminución de otros activos financieros	336.397.529
Disminución de disponibilidades	336.397.529
Disminución de bancos	336.397.529
3.2 APLICACIONES FINANCIERAS	**336.397.529**
DISMINUCIÓN DE PASIVOS	78.838.556
Disminución de cuentas y efectos por pagar	78.838.556
Disminución de cuentas y efectos por pagar a corto plazo	78.838.556
Disminución cuentas por pagar a proveedores a corto plazo	78.838.556
DÉFICIT FINANCIERO	257.558.973

A1303

Servicio Autónomo de Registros y Notarías (SAREN)

SERVICIO AUTÓNOMO DE REGISTROS Y NOTARÍAS (SAREN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Servicio Autónomo de Registros y Notarías (Saren), tiene por finalidad recaudar los fondos provenientes de las tasas por concepto de prestación de servicios, y regular la organización, funcionamiento, administración y competencias de los registros principales, mercantiles, públicos, y de las notarías.

El Servicio Desconcentrado con el propósito de crear las condiciones institucionales, de acuerdo con lo establecido en la Constitución de la República Bolivariana de Venezuela, y en coordinación con las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013–2019", se plantea para el ejercicio económico financiero 2016, la ejecución del proyecto "Mejorar la ejecución de los actos jurídicos en los registros y notarías para contribuir a la calidad de vida de los usuarios y usuarias", con la finalidad de suministrar apoyo y asesoría a las oficinas a nivel nacional, ademas de evaluar los procesos y trámites de autenticación y protocolización que se realizan en las oficinas registrales y notariales, para fortalecer la vigilancia de los procesos de estas instituciones, aplicando métodos de controles a la gestión, por intermedio de once (11) acciones específicas, a saber:

- Acondicionar la infraestructura física de los registros y notarías a nivel nacional.
- Adquisición de oficinas.
- Elaborar un plan de simplificación de trámites administrativos.
- Garantizar el funcionamiento operativo del Saren, para prestar un servicio eficiente a los usuarios y usuarias.
- Implementar fase I del sistema para la gestión de los archivos de los registros y notarías a nivel nacional.
- Implementar jornadas de formación para los funcionarios en materia de legitimación de capitales.
- Implementar la imagen institucional en todas las oficinas del Saren.
- Optimizar el inventario de los bienes nacionales.
- Optimizar la plataforma tecnológica en las oficinas registrales y notariales a nivel nacional.
- Programar y ejecutar las inspecciones in situ y extra situ, para la evaluación, seguimiento y control, en materia de prevención de la legitimación de capitales.
- Sistema del funcionamiento de la gestión humana.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**13.147.629.828**
INGRESOS CORRIENTES ORDINARIOS	13.147.629.828
INGRESOS NO TRIBUTARIOS	13.147.629.828
Tasas	13.147.629.828
INGRESOS DE CAPITAL	**181.643.075**
RECURSOS PROPIOS DE CAPITAL	181.643.075
Incremento de la depreciación y amortización acumuladas	181.643.075
TOTAL RECURSOS	**13.329.272.903**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**12.048.495.938**
GASTOS DE CONSUMO	11.060.342.029
Remuneraciones	7.312.326.688
Sueldos, salarios y otras retribuciones	2.817.292.366
Beneficios y complementos de sueldos y salarios	1.844.491.427
Aportes patronales	547.064.229
Prestaciones sociales y otras indemnizaciones	1.016.095.924
Asistencia socioeconómica	1.087.382.742
Compra de bienes y servicios	3.236.316.575
Bienes de consumo	1.365.141.787
Servicios no personales	1.871.174.788
Impuestos indirectos	330.055.691
Depreciación y amortización	181.643.075
GASTOS DE LA PROPIEDAD	10.000.000
Derechos sobre bienes intangibles	10.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	978.153.909
Al sector privado	481.064.092
Transferencias corrientes al sector privado	212.163.333
Directas a personas	207.348.333
Pensiones y otros beneficios asociados	34.089.509
Jubilaciones y otros beneficios asociados	173.258.824
Otras transferencias corrientes internas al sector privado	4.815.000
Donaciones corrientes al sector privado	268.900.759
Donaciones a personas	268.900.759
Al sector público	497.089.817
Transferencias corrientes al sector público	497.089.817
A los entes descentralizados sin fines empresariales para sus gastos	497.089.817
GASTOS DE CAPITAL	**1.197.215.375**
INVERSIÓN REAL DIRECTA	1.197.215.375
Formación bruta de capital fijo	1.187.215.375
Edificios e instalaciones	120.000.000
Maquinaria, equipos y otros bienes muebles	795.715.375
Construcciones de bienes de dominio privado	271.500.000
Bienes intangibles	10.000.000

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**83.561.590**
DISMINUCIÓN DE PASIVOS	83.561.590
Disminución de cuentas y efectos por pagar	25.000.000
Disminución de cuentas y efectos por pagar a corto plazo	25.000.000
Disminución cuentas por pagar a proveedores a corto plazo	10.000.000
Disminución cuentas por pagar a contratistas a corto plazo	15.000.000
Disminución de otros pasivos	58.561.590
Disminución de otros pasivos a corto plazo	58.561.590
TOTAL EGRESOS	**13.329.272.903**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	Presupuesto 2016
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127974	Mejorar la ejecución de los actos jurídicos en los registros y notarías para contribuir a la calidad de vida de los usuarios y usuarias.	Trámite	2.951.412			11.216.369.992						11.216.369.992
	TOTAL					**11.216.369.992**						**11.216.369.992**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						
		Ingresos					Fuentes Financieras	Presupuesto 2016
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	792.524.337						792.524.337
02	Gestión Administrativa	1.108.215.241						1.108.215.241
03	Previsión y Protección Social	212.163.333						212.163.333
	TOTAL	**2.112.902.911**						**2.112.902.911**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**6.058**	**3.823**		**9.881**	**1.057.975.399**	**230.744.651**	**1.288.720.050**
Alto Nivel y de Dirección		1		1	89.060		89.060
Profesional y Técnico	4.519	2.339		6.858	790.960.949	110.850.392	901.811.341
Personal Administrativo	1.027	1.119		2.146	188.908.690	100.000.000	288.908.690
Obrero	512	364		876	78.016.700	19.894.259	97.910.959
Personal Contratado	**37**	**34**		**71**	**11.631.600**		**11.631.600**
Profesional y Técnico	37	34		71	11.631.600		11.631.600
TOTAL	**6.095**	**3.857**		**9.952**	**1.069.606.999**	**230.744.651**	**1.300.351.650**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**875**	**172**	**1.047**	**173.258.824**
Empleados	875	172	1.047	173.258.824
Pensionados	**154**	**46**	**200**	**34.089.509**
Empleados	154	46	200	34.089.509
TOTAL	**1.029**	**218**	**1.247**	**207.348.333**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	7.312.326.688
4.02	Materiales, suministros y mercancías	1.365.141.787
4.03	Servicios no personales	2.211.230.479
4.04	Activos reales	1.197.215.375
4.07	Transferencias y donaciones	978.153.909
4.08	Otros gastos	181.643.075
4.11	Disminución de pasivos	83.561.590
	TOTAL	**13.329.272.903**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**13.147.629.828**
INGRESOS CORRIENTES ORDINARIOS	13.147.629.828
INGRESOS NO TRIBUTARIOS	13.147.629.828
Tasas	13.147.629.828
1.2 GASTOS CORRIENTES	**12.048.495.938**
GASTOS DE CONSUMO	11.060.342.029
Remuneraciones	7.312.326.688
Sueldos, salarios y otras retribuciones	2.817.292.366
Beneficios y complementos de sueldos y salarios	1.844.491.427
Aportes patronales	547.064.229
Prestaciones sociales y otras indemnizaciones	1.016.095.924
Asistencia socioeconómica	1.087.382.742
Compra de bienes y servicios	3.236.316.575
Bienes de consumo	1.365.141.787
Servicios no personales	1.871.174.788
Impuestos indirectos	330.055.691
Depreciación y amortización	181.643.075
GASTOS DE LA PROPIEDAD	10.000.000
Derechos sobre bienes intangibles	10.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	978.153.909
Al sector privado	481.064.092
Transferencias corrientes al sector privado	212.163.333
Directas a personas	207.348.333
Pensiones y otros beneficios asociados	34.089.509
Jubilaciones y otros beneficios asociados	173.258.824
Otras transferencias corrientes internas al sector privado	4.815.000
Donaciones corrientes al sector privado	268.900.759
Donaciones a personas	268.900.759
Al sector público	497.089.817
Transferencias corrientes al sector público	497.089.817
A los entes descentralizados sin fines empresariales para sus gastos	497.089.817

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**1.099.133.890**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.280.776.965**
RECURSOS PROPIOS DE CAPITAL	1.280.776.965
Ahorro en cuenta corriente	1.099.133.890
Incremento de la depreciación y amortización acumuladas	181.643.075
2.2 GASTOS DE CAPITAL	**1.197.215.375**
INVERSIÓN REAL DIRECTA	1.197.215.375
Formación bruta de capital fijo	1.187.215.375
Edificios e instalaciones	120.000.000
Maquinaria, equipos y otros bienes muebles	795.715.375
Construcciones de bienes de dominio privado	271.500.000
Bienes intangibles	10.000.000
2.3 RESULTADO FINANCIERO : SUPERAVIT	**83.561.590**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**83.561.590**
SUPERÁVIT FINANCIERO	83.561.590
3.2 APLICACIONES FINANCIERAS	**83.561.590**
DISMINUCIÓN DE PASIVOS	83.561.590
Disminución de cuentas y efectos por pagar	25.000.000
Disminución de cuentas y efectos por pagar a corto plazo	25.000.000
Disminución cuentas por pagar a proveedores a corto plazo	10.000.000
Disminución cuentas por pagar a contratistas a corto plazo	15.000.000
Disminución de otros pasivos	58.561.590
Disminución de otros pasivos a corto plazo	58.561.590

A1342

Servicio Administrativo de Identificación, Migración y Extranjería (SAIME)

SERVICIO ADMINISTRATIVO DE IDENTIFICACIÓN, MIGRACIÓN Y EXTRANJERÍA (SAIME)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Para el ejercicio económico del año 2016, el Servicio Administrativo de Identificación y Extranjería (Saime), continuará la emisión de documentos confiables adaptados a los nuevos avances tecnológicos que presenta la globalización, además de proporcionar acceso a los nuevos servicios informáticos con el cual se pretende garantizar y resguardar la identidad de todos los ciudadanos y ciudadanas venezolanos y extranjeros que habitan en el territorio, de una forma rápida, eficiente y eficaz.

El proyecto "Fortalecimiento municipal del Servicio de Identificación, Migración y Extranjería" refleja como meta la emisión de 5.563.275 documentos; entre cédulas de identidad, documentos de migración y de extranjería. Debido a la importancia de este proyecto dentro de la población venezolana, su ámbito es de carácter priorizado ya que su misión es de gran envergadura para la ciudadanía y pertenece al vértice del Plan Operativo Anual Nacional (Poan).

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**3.482.844.630**
INGRESOS CORRIENTES ORDINARIOS	3.482.844.630
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.078.256.131
Venta de otros bienes y servicios	3.078.256.131
TRANSFERENCIAS CORRIENTES	404.588.499
Transferencias corrientes del sector público	404.588.499
Transferencias corrientes internas recibidas del sector público	404.588.499
De la República	404.588.499
INGRESOS DE CAPITAL	**81.662.106**
RECURSOS PROPIOS DE CAPITAL	81.662.106
Incremento de la depreciación y amortización acumuladas	81.662.106
TOTAL RECURSOS	**3.564.506.736**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**3.156.196.216**
GASTOS DE CONSUMO	2.998.479.226
Remuneraciones	1.063.303.874
Sueldos, salarios y otras retribuciones	527.636.707
Beneficios y complementos de sueldos y salarios	219.657.051
Aportes patronales	54.107.590
Prestaciones sociales y otras indemnizaciones	177.231.268
Asistencia socioeconómica	84.671.258
Compra de bienes y servicios	1.574.755.370
Bienes de consumo	1.012.697.061
Servicios no personales	562.058.309
Impuestos indirectos	278.757.878
Depreciación y amortización	81.662.104
GASTOS DE LA PROPIEDAD	12.800.000
Derechos sobre bienes intangibles	12.800.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	144.916.990
Al sector privado	19.503.272
Transferencias corrientes al sector privado	19.503.272
Directas a personas	19.503.272
Pensiones y otros beneficios asociados	6.597.481
Jubilaciones y otros beneficios asociados	12.905.791
Al sector público	125.413.718
Transferencias corrientes al sector público	125.413.718
A los entes descentralizados sin fines empresariales para sus gastos	125.413.718
GASTOS DE CAPITAL	**408.310.520**
INVERSIÓN REAL DIRECTA	408.310.520
Formación bruta de capital fijo	368.309.610
Maquinaria, equipos y otros bienes muebles	358.309.610
Construcciones de bienes de dominio privado	10.000.000
Bienes intangibles	40.000.910
TOTAL EGRESOS	**3.564.506.736**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta		Género		Recursos						Presupuesto 2016
						Ingresos					Fuentes Financieras	
						Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
		Unidad de Medida	Cantidad	Fem.	Masc.		Proyectos por Endeudamiento	Otras				
127889	Fortalecimiento municipal del Servicio de Identificación, Migración y Extranjería	Documento	5.563.275			2.547.583.688		108.440.498				2.656.024.186
	TOTAL					2.547.583.688		108.440.498				2.656.024.186

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	293.905.250		290.521.924				584.427.174
02	Gestión Administrativa	304.552.104						304.552.104
03	Previsión y Protección Social	13.877.195		5.626.077				19.503.272
	TOTAL	612.334.549		296.148.001				908.482.550

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**733**	**1.330**		**2.063**	**87.386.088**	**62.771.036**	**150.157.124**
Alto Nivel y de Dirección	1			1			
Profesional y Técnico	156	291		447	18.939.460	13.600.399	32.539.859
Personal Administrativo	460	917		1.377	58.343.705	41.896.531	100.240.236
Obrero	116	122		238	10.102.923	7.274.106	17.377.029
TOTAL	**733**	**1.330**		**2.063**	**87.386.088**	**62.771.036**	**150.157.124**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**19**	**167**	**186**	**12.905.791**
Empleados	19	167	186	12.905.791
Pensionados	**18**	**76**	**94**	**6.597.481**
Empleados	18	76	94	6.597.481
TOTAL	**37**	**243**	**280**	**19.503.272**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	1.063.303.874
4.02	Materiales, suministros y mercancías	1.012.697.061
4.03	Servicios no personales	853.616.187
4.04	Activos reales	408.310.520
4.07	Transferencias y donaciones	144.916.990
4.08	Otros gastos	81.662.104
	TOTAL	3.564.506.736

CAPÍTULO III

CUENTA AHORRO – **INVERSIÓN** - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.482.844.630**
INGRESOS CORRIENTES ORDINARIOS	3.482.844.630
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.078.256.131
Venta de otros bienes y servicios	3.078.256.131
TRANSFERENCIAS CORRIENTES	404.588.499
Transferencias corrientes del sector público	404.588.499
Transferencias corrientes internas recibidas del sector público	404.588.499
De la República	404.588.499
Ministerio del Poder Popular para Relaciones Interiores, Justicia y Paz	404.588.499
Ingresos Ordinarios	404.588.499
1.2 GASTOS CORRIENTES	**3.156.196.216**
GASTOS DE CONSUMO	2.998.479.226
Remuneraciones	1.063.303.874
Sueldos, salarios y otras retribuciones	527.636.707
Beneficios y complementos de sueldos y salarios	219.657.051
Aportes patronales	54.107.590
Prestaciones sociales y otras indemnizaciones	177.231.268
Asistencia socioeconómica	84.671.258
Compra de bienes y servicios	1.574.755.370
Bienes de consumo	1.012.697.061
Servicios no personales	562.058.309
Impuestos indirectos	278.757.878
Depreciación y amortización	81.662.104
GASTOS DE LA PROPIEDAD	12.800.000
Derechos sobre bienes intangibles	12.800.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	144.916.990
Al sector privado	19.503.272
Transferencias corrientes al sector privado	19.503.272
Directas a personas	19.503.272
Pensiones y otros beneficios asociados	6.597.481
Jubilaciones y otros beneficios asociados	12.905.791

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Al sector público	125.413.718
Transferencias corrientes al sector público	125.413.718
A los entes descentralizados sin fines empresariales para sus gastos	125.413.718
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**326.648.414**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**408.310.520**
RECURSOS PROPIOS DE CAPITAL	408.310.520
Ahorro en cuenta corriente	326.648.414
Incremento de la depreciación y amortización acumuladas	81.662.106
2.2 GASTOS DE CAPITAL	**408.310.520**
INVERSIÓN REAL DIRECTA	408.310.520
Formación bruta de capital fijo	368.309.610
Maquinaria, equipos y otros bienes muebles	358.309.610
Construcciones de bienes de dominio privado	10.000.000
Bienes intangibles	40.000.910
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A1355

Fondo Nacional Antidrogas

FONDO NACIONAL ANTIDROGAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Fondo Nacional Antidrogas (Fona) en cumplimiento de las "Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013–2019", durante el año 2016 orienta sus esfuerzos a contribuir con el fortalecimiento de la lucha frontal contra la producción, tráfico y consumo ilícito de drogas, a través de la recaudación, fiscalización y administración efectiva del aporte y contribución especial, establecidos en la Ley Orgánica de Drogas (LOD), los cuales serán destinados y orientados a través de su proyecto "Financiamiento de planes, programas y proyectos de prevención integral en el uso indebido y tráfico ilícito de drogas y el Sistema Público Nacional de Tratamiento a las Adicciones", al financiamiento de planes, programas y proyectos en materia de prevención integral del consumo y tráfico ilícito de drogas, creación, construcción, restauración, mantenimiento y funcionamiento de centros de tratamiento de adicciones, así como prestar servicios de formación y capacitación en materia de prevención, de conformidad a los lineamientos emanados del órgano rector.

El ingreso más representativo corresponde a la recaudación del aporte y la contribución establecidos en la Ley Orgánica de Drogas (LOD); así como aquellos ingresos propios, producto del servicio que presta el Fona a las personas jurídicas privadas, consorcios y entes públicos con o sin fines empresariales, a través del dictado de cursos y talleres en materia de prevención integral, con lo cual se pretende formar y capacitar a diversos participantes y conformar de forma gratuita comités laborales de prevención integral del consumo de drogas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**3.660.088.352**
INGRESOS CORRIENTES ORDINARIOS	3.660.088.352
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.398.908
Venta de otros bienes y servicios	2.398.908
OTROS INGRESOS	3.657.689.444
Otros ingresos ordinarios	3.657.689.444
INGRESOS DE CAPITAL	**2.350.212**
RECURSOS PROPIOS DE CAPITAL	2.350.212
Incremento de la depreciación y amortización acumuladas	2.350.212
TOTAL RECURSOS	**3.662.438.564**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**3.651.580.413**
GASTOS DE CONSUMO	345.582.923
Remuneraciones	192.865.207
Sueldos, salarios y otras retribuciones	85.514.586
Beneficios y complementos de sueldos y salarios	58.136.241
Aportes patronales	12.063.991
Prestaciones sociales y otras indemnizaciones	17.267.084
Asistencia socioeconómica	19.883.305
Compra de bienes y servicios	127.801.641
Bienes de consumo	40.280.292
Servicios no personales	87.521.349
Impuestos indirectos	22.565.863
Depreciación y amortización	2.350.212
GASTOS DE LA PROPIEDAD	80.000
Derechos sobre bienes intangibles	80.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.305.917.490
Al sector privado	1.276.875.927
Transferencias corrientes al sector privado	1.272.875.927
Otras transferencias corrientes internas al sector privado	1.272.875.927
Donaciones corrientes al sector privado	4.000.000
Donaciones a personas	4.000.000
Al sector público	2.029.041.563
Transferencias corrientes al sector público	2.027.041.563
A los entes descentralizados sin fines empresariales para sus gastos	1.652.041.563
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	375.000.000
Donaciones corrientes al sector público	2.000.000
A los entes descentralizados sin fines empresariales	2.000.000
GASTOS DE CAPITAL	**10.858.151**
INVERSIÓN REAL DIRECTA	10.858.151
Formación bruta de capital fijo	8.340.151
Maquinaria, equipos y otros bienes muebles	8.340.151
Bienes intangibles	2.518.000
TOTAL EGRESOS	3.662.438.564

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127990	Financiamiento de planes, programas y proyectos de prevención integral en el uso indebido y tráfico ilícito de drogas y el Sistema Público Nacional de Tratamiento a las Adicciones.	Financiamiento	3.291.920.500			3.380.531.148						3.380.531.148
	TOTAL					3.380.531.148						3.380.531.148

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	198.357.190						198.357.190
02	Gestión Administrativa	83.550.226						83.550.226
	TOTAL	281.907.416						281.907.416

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**65**	**70**	**56**	**191**	**29.249.146**		**29.249.146**
Alto Nivel y de Dirección		1		1	113.349		113.349
Profesional y Técnico	63	54	54	171	26.870.107		26.870.107
Obrero	2	15	2	19	2.265.690		2.265.690
Personal Contratado	**7**	**13**		**20**	**2.266.985**		**2.266.985**
Profesional y Técnico	7	13		20	2.266.985		2.266.985
TOTAL	**72**	**83**	**56**	**211**	**31.516.131**		**31.516.131**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	192.865.207
4.02	Materiales, suministros y mercancías	40.280.292
4.03	Servicios no personales	110.167.212
4.04	Activos reales	10.858.151
4.07	Transferencias y donaciones	3.305.917.490
4.08	Otros gastos	2.350.212
	TOTAL	**3.662.438.564**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.660.088.352**
INGRESOS CORRIENTES ORDINARIOS	3.660.088.352
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.398.908
Venta de otros bienes y servicios	2.398.908
OTROS INGRESOS	3.657.689.444
Otros ingresos ordinarios	3.657.689.444
1.2 GASTOS CORRIENTES	**3.651.580.413**
GASTOS DE CONSUMO	345.582.923
Remuneraciones	192.865.207
Sueldos, salarios y otras retribuciones	85.514.586
Beneficios y complementos de sueldos y salarios	58.136.241
Aportes patronales	12.063.991
Prestaciones sociales y otras indemnizaciones	17.267.084
Asistencia socioeconómica	19.883.305
Compra de bienes y servicios	127.801.641
Bienes de consumo	40.280.292
Servicios no personales	87.521.349
Impuestos indirectos	22.565.863
Depreciación y amortización	2.350.212
GASTOS DE LA PROPIEDAD	80.000
Derechos sobre bienes intangibles	80.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.305.917.490
Al sector privado	1.276.875.927
Transferencias corrientes al sector privado	1.272.875.927
Otras transferencias corrientes internas al sector privado	1.272.875.927
Donaciones corrientes al sector privado	4.000.000
Donaciones a personas	4.000.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Al sector público	2.029.041.563
Transferencias corrientes al sector público	2.027.041.563
A los entes descentralizados sin fines empresariales para sus gastos	1.652.041.563
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	375.000.000
Donaciones corrientes al sector público	2.000.000
A los entes descentralizados sin fines empresariales	2.000.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**8.507.939**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**10.858.151**
RECURSOS PROPIOS DE CAPITAL	10.858.151
Ahorro en cuenta corriente	8.507.939
Incremento de la depreciación y amortización acumuladas	2.350.212
2.2 GASTOS DE CAPITAL	**10.858.151**
INVERSIÓN REAL DIRECTA	10.858.151
Formación bruta de capital fijo	8.340.151
Maquinaria, equipos y otros bienes muebles	8.340.151
Bienes intangibles	2.518.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A1358

Universidad Nacional Experimental de la Seguridad (UNES)

UNIVERSIDAD NACIONAL EXPERIMENTAL DE LA SEGURIDAD (UNES)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Nacional Experimental de la Seguridad (Unes), tiene por finalidad la transformación de la práctica social del servicio de la seguridad ciudadana, fomentando el adiestramiento de hombres y mujeres integrantes de los cuerpos de seguridad, a través de los programas nacionales de formación en las áreas de servicio de policía, investigación penal y servicios penitenciarios, abiertos a la participación popular y a la contraloría social permanente.

Para el ejercicio económico financiero 2016, la Unes contempla la consecución del proyecto: "Consolidar a la Universidad Nacional Experimental de la Seguridad (Unes) como la institución académica nacional especializada en seguridad ciudadana y sistema penitenciario"; de éste se desprende el rol esencial en la implementación del nuevo modelo policial venezolano, la dignificación de la profesión policial y la promoción de una concepción crítica del tema de la seguridad, que demanda la participación de múltiples actores en la búsqueda de una convivencia segura, de acuerdo a los lineamientos de la Gran Misión a Toda Vida Venezuela. La formación integral que reciben los jóvenes se basa en una preparación integral como futuros funcionarios, formados para brindar seguridad y apoyo al pueblo.

Es de señalar, que el proyecto desarrollado por este recinto universitario está considerado de mucha importancia en términos del Plan Operativo Anual Nacional (Poan) para el año 2016, dada la necesidad de incrementar la capacidad y calidad formativa de los funcionarios y funcionarias de los cuerpos de seguridad ciudadana, y del sistema penitenciario.

Por último, la política de gasto se orienta a garantizar a los órganos de seguridad ciudadana y al sistema penitenciario, los procesos de formación de base, y el desarrollo profesional establecido en la normativa legal vigente.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**2.406.600.636**
INGRESOS CORRIENTES ORDINARIOS	2.406.600.636
TRANSFERENCIAS CORRIENTES	2.406.600.636
Transferencias corrientes del sector público	2.406.600.636
Transferencias corrientes internas recibidas del sector público	2.406.600.636
De la República	2.406.600.636
INGRESOS DE CAPITAL	**51.137.395**
RECURSOS PROPIOS DE CAPITAL	51.137.395
Incremento de la depreciación y amortización acumuladas	51.137.395
TOTAL RECURSOS	**2.457.738.031**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**2.448.262.831**
GASTOS DE CONSUMO	2.356.059.418
Remuneraciones	1.844.255.923
Sueldos, salarios y otras retribuciones	1.188.788.830
Beneficios y complementos de sueldos y salarios	194.866.254
Aportes patronales	82.783.696
Prestaciones sociales y otras indemnizaciones	123.182.752
Asistencia socioeconómica	254.634.391
Compra de bienes y servicios	417.964.988
Bienes de consumo	235.314.079
Servicios no personales	182.650.909
Impuestos indirectos	42.701.112
Depreciación y amortización	51.137.395
TRANSFERENCIAS Y DONACIONES CORRIENTES	92.203.413
Al sector privado	92.203.413
Transferencias corrientes al sector privado	92.203.413
Directas a personas	92.203.413
Otras transferencias directas a personas	92.203.413
GASTOS DE CAPITAL	**9.475.200**
INVERSIÓN REAL DIRECTA	9.475.200
Formación bruta de capital fijo	9.475.200
Maquinaria, equipos y otros bienes muebles	8.460.000
Producción propia (gastos capitalizables)	1.015.200
Impuestos indirectos	1.015.200
TOTAL EGRESOS	**2.457.738.031**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
127897	Consolidar a la Universidad Nacional Experimental de la Seguridad (Unes) como la institución académica nacional especializada en seguridad ciudadana y sistema penitenciario	Estudiante	27.245					1.725.608.096				1.725.608.096
TOTAL								1.725.608.096				1.725.608.096

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			377.447.253				377.447.253
02	Gestión Administrativa	51.137.395		303.545.287				354.682.682
TOTAL		51.137.395		680.992.540				732.129.935

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**591**	**589**		**1.180**	**74.421.713**		**74.421.713**
Alto Nivel y de Dirección		1		1	51.086		51.086
Directivo	321	304		625	37.264.388		37.264.388
Obrero	270	284		554	37.106.239		37.106.239
Personal Contratado	**1.208**	**1.346**		**2.554**	**418.811.702**		**418.811.702**
Profesional y Técnico	733	411		1.144	174.853.886		174.853.886
Personal Administrativo	175	452		627	48.582.157		48.582.157
Personal Docente	300	483		783	195.375.659		195.375.659
TOTAL	**1.799**	**1.935**		**3.734**	**493.233.415**		**493.233.415**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	1.844.255.923
4.02	Materiales, suministros y mercancías	235.314.079
4.03	Servicios no personales	226.367.221
4.04	Activos reales	8.460.000
4.07	Transferencias y donaciones	92.203.413
4.08	Otros gastos	51.137.395
	TOTAL	**2.457.738.031**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.406.600.636**
INGRESOS CORRIENTES ORDINARIOS	2.406.600.636
TRANSFERENCIAS CORRIENTES	2.406.600.636
Transferencias corrientes del sector público	2.406.600.636
Transferencias corrientes internas recibidas del sector público	2.406.600.636
De la República	2.406.600.636
Ministerio del Poder Popular para Relaciones Interiores, Justicia y Paz	2.406.600.636
- Ingresos Ordinarios	2.406.600.636
1.2 GASTOS CORRIENTES	**2.448.262.831**
GASTOS DE CONSUMO	2.356.059.418
Remuneraciones	1.844.255.923
Sueldos, salarios y otras retribuciones	1.188.788.830
Beneficios y complementos de sueldos y salarios	194.866.254
Aportes patronales	82.783.696
Prestaciones sociales y otras indemnizaciones	123.182.752
Asistencia socioeconómica	254.634.391
Compra de bienes y servicios	417.964.988
Bienes de consumo	235.314.079
Servicios no personales	182.650.909
Impuestos indirectos	42.701.112
Depreciación y amortización	51.137.395
TRANSFERENCIAS Y DONACIONES CORRIENTES	92.203.413
Al sector privado	92.203.413
Transferencias corrientes al sector privado	92.203.413
Directas a personas	92.203.413
Otras transferencias directas a personas	92.203.413
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(41.662.195)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**9.475.200**
RECURSOS PROPIOS DE CAPITAL	9.475.200
Desahorro en cuenta corriente	(41.662.195)
Incremento de la depreciación y amortización acumuladas	51.137.395
2.2 GASTOS DE CAPITAL	**9.475.200**
INVERSIÓN REAL DIRECTA	9.475.200
Formación bruta de capital fijo	9.475.200
Maquinaria, equipos y otros bienes muebles	8.460.000
Producción propia (gastos capitalizables)	1.015.200
Impuestos indirectos	1.015.200
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A1605

Fundación Fondo Administrativo de Salud para el Ministerio del Poder Popular para Relaciones Interiores y Justicia, de sus Órganos y Entes Adscritos (FASMIJ)

FUNDACIÓN FONDO ADMINISTRATIVO DE SALUD PARA EL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA, DE SUS ÓRGANOS Y ENTES ADSCRITOS (FASMIJ)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación es un Fondo destinado al desarrollo de un plan de servicios integrales que contempla asistencia de salud preventiva y curativa, en las áreas de hospitalización, cirugía, maternidad, odontología y oftalmología. También incluye la protección a los trabajadores y familiares directos en lo relacionado con el requerimiento de servicios funerarios, lo que, en general, permite amparar en forma oportuna a sus afiliados, teniendo el control de costos y gastos incurridos por estos conceptos.

Prioritariamente; gestiona de forma exclusiva los recursos asignados presupuestariamente por el Ministerio del Poder Popular para Relaciones Interiores, Justicia y Paz, sus órganos y entes adscritos, como aporte patronal al seguro de vida, accidentes personales, hospitalización; cirugía, maternidad y gastos funerarios.

El diez por ciento (10%) del presupuesto asignado al "Fondo Administrativo de Salud para el Ministerio del Poder Popular para Relaciones Interiores y Justicia, de sus órganos y entes adscritos (FASMIJ)" será destinado a cubrir sus gastos de funcionamiento. Los intereses que se generen por fideicomisos, así como los ahorros obtenidos de la negociación con los proveedores serán destinados a la creación de fondos especiales que supongan aumentos en los beneficios contemplados inicialmente.

El Proyecto "Asistencia de Salud Integral", gestiona de forma exclusiva los recursos asignados presupuestariamente por el Ministerio del Poder Popular para Relaciones Interiores, Justicia y Paz, sus órganos y entes adscritos; y debido a esto posee un carácter priorizado dentro del Plan Operativo Anual Nacional (Poan).

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**2.203.016.965**
INGRESOS CORRIENTES ORDINARIOS	2.203.016.965
TRANSFERENCIAS CORRIENTES	2.203.016.965
Transferencias corrientes del sector público	2.203.016.965
Transferencias corrientes internas recibidas del sector público	2.203.016.965
De la República	1.184.554.228
De los entes descentralizados sin fines empresariales	931.715.233
De los entes descentralizados con fines empresariales no petroleros	86.747.504
INGRESOS DE CAPITAL	**3.089.067**
RECURSOS PROPIOS DE CAPITAL	3.089.067
Incremento de la depreciación y amortización acumuladas	3.089.067
TOTAL RECURSOS	**2.206.106.032**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**2.199.140.793**
GASTOS DE CONSUMO	1.846.210.186
Remuneraciones	1.790.404.187
Sueldos, salarios y otras retribuciones	15.006.749
Beneficios y complementos de sueldos y salarios	22.795.585
Aportes patronales	1.485.554
Prestaciones sociales y otras indemnizaciones	5.663.603
Asistencia socioeconómica	1.745.452.696
Compra de bienes y servicios	44.094.820
Bienes de consumo	35.659.427
Servicios no personales	8.435.393
Impuestos indirectos	8.622.112
Depreciación y amortización	3.089.067
TRANSFERENCIAS Y DONACIONES CORRIENTES	352.930.607
Al sector privado	352.930.607
Transferencias corrientes al sector privado	350.088.474
Directas a personas	350.088.474
Pensiones y otros beneficios asociados	51.691.187
Jubilaciones y otros beneficios asociados	298.397.287
Donaciones corrientes al sector privado	2.842.133
Donaciones a personas	2.842.133
GASTOS DE CAPITAL	**6.965.239**
INVERSIÓN REAL DIRECTA	6.965.239
Formación bruta de capital fijo	6.965.239
Maquinaria, equipos y otros bienes muebles	6.965.239
TOTAL EGRESOS	**2.206.106.032**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128005	Asistencia de Salud Integral	Caso	320.000					1.074.461.911	1.012.712.737			2.087.174.648
TOTAL								**1.074.461.911**	**1.012.712.737**			**2.087.174.648**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			57.622.734	3.009.572			60.632.306
02	Gestión Administrativa	3.089.067		52.469.583	2.740.428			58.299.078
TOTAL		**3.089.067**		**110.092.317**	**5.750.000**			**118.931.384**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**80**	**68**		**148**	**2.828.280**	**1.415.946**	**4.244.226**
Alto Nivel y de Dirección		1		1	26.000		26.000
Profesional y Técnico	36	26		62	1.220.955	596.036	1.816.991
Personal Administrativo	39	32		71	1.398.190	682.558	2.080.748
Obrero	5	9		14	183.135	137.352	320.487
Personal Contratado	**82**	**60**		**142**	**4.395.709**		**4.395.709**
Profesional y Técnico	39	24		63	1.950.209		1.950.209
Personal Administrativo	43	36		79	2.445.500		2.445.500
TOTAL	**162**	**128**		**290**	**7.223.989**	**1.415.946**	**8.639.935**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	1.790.404.187
4.02	Materiales, suministros y mercancías	35.659.427
4.03	Servicios no personales	17.057.505
4.04	Activos reales	6.965.239
4.07	Transferencias y donaciones	352.930.607
4.08	Otros gastos	3.089.067
	TOTAL	**2.206.106.032**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	2.203.016.965
INGRESOS CORRIENTES ORDINARIOS	2.203.016.965
TRANSFERENCIAS CORRIENTES	2.203.016.965
Transferencias corrientes del sector público	2.203.016.965
Transferencias corrientes internas recibidas del sector público	2.203.016.965
De la República	1.184.554.228
Ministerio del Poder Popular para Relaciones Interiores, Justicia y Paz	1.184.554.228
Ingresos Ordinarios	1.184.554.228
De los entes descentralizados sin fines empresariales	931.715.233
De los entes descentralizados con fines empresariales no petroleros	86.747.504
1.2 GASTOS CORRIENTES	2.199.140.793
GASTOS DE CONSUMO	1.846.210.186
Remuneraciones	1.790.404.187
Sueldos, salarios y otras retribuciones	15.006.749
Beneficios y complementos de sueldos y salarios	22.795.585
Aportes patronales	1.485.554
Prestaciones sociales y otras indemnizaciones	5.663.603
Asistencia socioeconómica	1.745.452.696
Compra de bienes y servicios	44.094.820
Bienes de consumo	35.659.427
Servicios no personales	8.435.393
Impuestos indirectos	8.622.112
Depreciación y amortización	3.089.067
TRANSFERENCIAS Y DONACIONES CORRIENTES	352.930.607
Al sector privado	352.930.607
Transferencias corrientes al sector privado	350.088.474
Directas a personas	350.088.474
Pensiones y otros beneficios asociados	51.691.187
Jubilaciones y otros beneficios asociados	298.397.287

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Donaciones corrientes al sector privado	2.842.133
Donaciones a personas	2.842.133
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**3.876.172**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**6.965.239**
RECURSOS PROPIOS DE CAPITAL	6.965.239
Ahorro en cuenta corriente	3.876.172
Incremento de la depreciación y amortización acumuladas	3.089.067
2.2 GASTOS DE CAPITAL	**6.965.239**
INVERSIÓN REAL DIRECTA	6.965.239
Formación bruta de capital fijo	6.965.239
Maquinaria, equipos y otros bienes muebles	6.965.239
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

32
Defensoría del Pueblo

A0412

Fundación Juan Vives Suriá

FUNDACIÓN JUAN VIVES SURIÁ

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Para el ejercicio económico financiero 2016, la Fundación Juan Vives Suriá elaboró su presupuesto de acuerdo con lo establecido en las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013–2019", y a su orientación estratégica institucional emanada de la Defensoría del Pueblo, con el fin de garantizar el proceso formativo en materia de Derechos Humanos que año a año adelanta a través de sus distintas modalidades.

En tal sentido, conjuntamente con la Escuela de Derechos Humanos, espera profundizar la capacitación en esta materia desde los distintos ámbitos, de la mano del programa "Haciendo comunidad para los Derechos Humanos" que lleva a cabo la Defensoría del Pueblo, en el marco de su despliegue por el territorio Nacional con miras a seguir atendiendo y dotando de herramientas a ciudadanos, ciudadanas, colectivos y funcionarios en cuanto a la vigilancia, promoción y defensa de sus derechos humanos y fundamentales.

En este sentido, se intensificará el trabajo de investigación, formación y capacitación en función de dar alcance a todas y cada una de las metas, de la mano de profesionales calificados, excelente talento humano y una completa infraestructura que se ha fortalecido en pro de prestar un mejor servicio que permita fomentar una cultura de promoción y defensa de Derechos Humanos; apostando al crecimiento tanto de la institución como del alcance en su labor formativa.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**11.454.398**
INGRESOS CORRIENTES ORDINARIOS	11.454.398
TRANSFERENCIAS CORRIENTES	11.454.398
Transferencias corrientes del sector público	11.454.398
Transferencias corrientes internas recibidas del sector público	11.454.398
De la República	11.454.398
FUENTES FINANCIERAS	**1.500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.500.000
Disminución de otros activos financieros	1.500.000
Disminución de disponibilidades	1.500.000
Disminución de bancos	1.500.000
TOTAL RECURSOS	**12.954.398**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**12.704.398**
GASTOS DE CONSUMO	12.184.398
Remuneraciones	9.885.050
Sueldos, salarios y otras retribuciones	5.686.800
Beneficios y complementos de sueldos y salarios	2.066.450
Aportes patronales	302.600
Prestaciones sociales y otras indemnizaciones	654.200
Asistencia socioeconómica	1.175.000
Compra de bienes y servicios	2.112.500
Bienes de consumo	1.000.000
Servicios no personales	1.112.500
Impuestos indirectos	186.848
TRANSFERENCIAS Y DONACIONES CORRIENTES	520.000
Al sector privado	520.000
Donaciones corrientes al sector privado	520.000
Donaciones a personas	520.000
GASTOS DE CAPITAL	**250.000**
INVERSIÓN REAL DIRECTA	250.000
Formación bruta de capital fijo	250.000
Maquinaria, equipos y otros bienes muebles	250.000
TOTAL EGRESOS	**12.954.398**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género: Fem.	Meta: Género: Masc.	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
129311	Educación, Investigación y Promoción en materia de Derechos Humanos	persona	16.000					11.454.398				11.454.398
TOTAL								11.454.398				11.454.398

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras						1.500.000	1.500.000
TOTAL							1.500.000	1.500.000

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**9**	**6**		**15**	**1.900.400**		**1.900.400**
Profesional y Técnico	3	1		4	577.066		577.066
Personal Administrativo	6	5		11	1.323.334		1.323.334
Personal Contratado	**97**	**50**		**147**	**2.900.000**		**2.900.000**
Personal Docente	97	50		147	2.900.000		2.900.000
TOTAL	**106**	**56**		**162**	**4.800.400**		**4.800.400**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	9.885.050
4.02	Materiales, suministros y mercancías	1.000.000
4.03	Servicios no personales	1.299.348
4.04	Activos reales	250.000
4.07	Transferencias y donaciones	520.000
	TOTAL	**12.954.398**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**11.454.398**
INGRESOS CORRIENTES ORDINARIOS	11.454.398
TRANSFERENCIAS CORRIENTES	11.454.398
Transferencias corrientes del sector público	11.454.398
Transferencias corrientes internas recibidas del sector público	11.454.398
De la República	11.454.398
Defensoría del Pueblo	11.454.398
Ingresos Ordinarios	11.454.398
1.2 GASTOS CORRIENTES	**12.704.398**
GASTOS DE CONSUMO	12.184.398
Remuneraciones	9.885.050
Sueldos, salarios y otras retribuciones	5.686.800
Beneficios y complementos de sueldos y salarios	2.066.450
Aportes patronales	302.600
Prestaciones sociales y otras indemnizaciones	654.200
Asistencia socioeconómica	1.175.000
Compra de bienes y servicios	2.112.500
Bienes de consumo	1.000.000
Servicios no personales	1.112.500
Impuestos indirectos	186.848
TRANSFERENCIAS Y DONACIONES CORRIENTES	520.000
Al sector privado	520.000
Donaciones corrientes al sector privado	520.000
Donaciones a personas	520.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.250.000)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.250.000)**
RECURSOS PROPIOS DE CAPITAL	(1.250.000)
Desahorro en cuenta corriente	(1.250.000)
2.2 GASTOS DE CAPITAL	**250.000**
INVERSIÓN REAL DIRECTA	250.000
Formación bruta de capital fijo	250.000
Maquinaria, equipos y otros bienes muebles	250.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(1.500.000)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**1.500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.500.000
Disminución de otros activos financieros	1.500.000
Disminución de disponibilidades	1.500.000
Disminución de bancos	1.500.000
3.2 APLICACIONES FINANCIERAS	**1.500.000**
DÉFICIT FINANCIERO	1.500.000

33
Vicepresidencia de la República

Vicepresidencia de la República

A0460 Fundación Misión Milagro

A0487 Fundación Gran Misión Saber y Trabajo

A0542 Fundación Misión Nevado

A0587 Fundación Misión Arbol

A0830 Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (SATA)

A0908 Servicio Nacional de Contrataciones

A0460

Fundación Misión Milagro

FUNDACIÓN MISIÓN MILAGRO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Misión Milagro, nace como iniciativa de la política pública del Estado en materia de salud, encaminada hacia el "Buen Vivir" en el marco de la Misión Barrio Adentro e impulsada internacionalmente, gracias al Compromiso de Sandino entre los presidentes de Venezuela y Cuba, donde se amplió la cobertura integral de salud, producto de la necesidad de atender a la población incesantemente excluida de ciudadanos, (principalmente la población de la tercera edad) que padecían de trastornos visuales degenerativos y con limitaciones en sus capacidades de incorporarse a una vida productiva.

El Plan Operativo Anual (POA) para el ejercicio económico financiero 2016 de la Fundación Misión Milagro, parte del enfoque estratégico planteado en el legado histórico del Comandante Supremo Hugo Chávez Frías y apunta hacia la reducción de las condiciones de vulnerabilidad social, brindando atención oftalmológica y salud visual de calidad a pacientes, con diferentes patologías tanto en Venezuela como en países hermanos, plasmado en el segundo gran objetivo histórico de las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019".

Para el logro de este objetivo histórico, coadyuvará en el rol de la política pública venezolana, enmarcada en las atribuciones y potestades asignadas por Ley, teniendo como estrategia la expansión y consolidación de los servicios de salud, de forma oportuna y gratuita para fortalecer la prevención y el control de enfermedades visuales.

Como iniciativa de la Fundación Misión Milagro, en pro de la consolidación y permanencia de las misiones y grandes misiones, orientará e impulsará la política pública para el ejercicio económico 2016, mediante la ejecución del proyecto "Atención médica y quirúrgica sustentada en la red integrada de salud dirigida a personas con discapacidad visual, tanto a nivel nacional como en el marco de los acuerdos de cooperación internacional", previendo atender 634.997 pacientes.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**210.945.905**
INGRESOS CORRIENTES ORDINARIOS	210.945.905
TRANSFERENCIAS CORRIENTES	210.945.905
Transferencias corrientes del sector público	210.945.905
Transferencias corrientes internas recibidas del sector público	210.945.905
De la República	210.945.905
FUENTES FINANCIERAS	**50.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	50.000.000
Disminución de otros activos financieros	50.000.000
Disminución de disponibilidades	50.000.000
Disminución de bancos	50.000.000
TOTAL RECURSOS	**260.945.905**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**249.945.905**
GASTOS DE CONSUMO	186.298.769
Remuneraciones	50.000.000
Sueldos, salarios y otras retribuciones	27.450.000
Beneficios y complementos de sueldos y salarios	13.350.000
Aportes patronales	1.550.000
Prestaciones sociales y otras indemnizaciones	3.350.000
Asistencia socioeconómica	4.300.000
Compra de bienes y servicios	124.119.997
Bienes de consumo	41.170.000
Servicios no personales	82.949.997
Impuestos indirectos	12.178.772
TRANSFERENCIAS Y DONACIONES CORRIENTES	63.647.136
Al sector privado	60.547.136
Donaciones corrientes al sector privado	60.547.136
Donaciones a personas	60.547.136
Al sector público	3.100.000
Transferencias corrientes al sector público	3.100.000
A la República	3.100.000
GASTOS DE CAPITAL	**11.000.000**
INVERSIÓN REAL DIRECTA	11.000.000
Formación bruta de capital fijo	11.000.000
Maquinaria, equipos y otros bienes muebles	11.000.000
TOTAL EGRESOS	**260.945.905**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129188	Atención médica y quirúrgica sustentada en la red integrada de salud dirigida a personas con discapacidad visual, tanto a nivel nacional como en el marco de los acuerdos de cooperación internacional	Paciente	634.997	300.000	334.997			70.239.659				70.239.659
TOTAL								**70.239.659**				**70.239.659**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras						50.000.000	50.000.000
02	Gestión administrativa			140.706.246				140.706.246
TOTAL				**140.706.246**			**50.000.000**	**190.706.246**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1**			**1**	**150.000**		**150.000**
Alto Nivel y de Dirección	1			1	150.000		150.000
Personal Contratado	**27**	**28**		**55**	**20.000.000**		**20.000.000**
Profesional y Técnico	24	17		41	14.150.000		14.150.000
Obrero	3	11		14	5.850.000		5.850.000
TOTAL	**28**	**28**		**56**	**20.150.000**		**20.150.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	50.000.000
4.02	Materiales, suministros y mercancías	41.170.000
4.03	Servicios no personales	95.128.769
4.04	Activos reales	11.000.000
4.07	Transferencias y donaciones	63.647.136
	TOTAL	**260.945.905**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**210.945.905**
INGRESOS CORRIENTES ORDINARIOS	210.945.905
TRANSFERENCIAS CORRIENTES	210.945.905
Transferencias corrientes del sector público	210.945.905
Transferencias corrientes internas recibidas del sector público	210.945.905
De la República	210.945.905
Vicepresidencia de la República	157.031.931
- Ingresos Ordinarios	157.031.931
Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno	53.913.974
- Ingresos Ordinarios	53.913.974
1.2 GASTOS CORRIENTES	**249.945.905**
GASTOS DE CONSUMO	186.298.769
Remuneraciones	50.000.000
Sueldos, salarios y otras retribuciones	27.450.000
Beneficios y complementos de sueldos y salarios	13.350.000
Aportes patronales	1.550.000
Prestaciones sociales y otras indemnizaciones	3.350.000
Asistencia socioeconómica	4.300.000
Compra de bienes y servicios	124.119.997
Bienes de consumo	41.170.000
Servicios no personales	82.949.997
Impuestos indirectos	12.178.772
TRANSFERENCIAS Y DONACIONES CORRIENTES	63.647.136
Al sector privado	60.547.136
Donaciones corrientes al sector privado	60.547.136
Donaciones a personas	60.547.136
Al sector público	3.100.000
Transferencias corrientes al sector público	3.100.000
A la República	3.100.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE: (DESAHORRO)	**(39.000.000)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(39.000.000)**
RECURSOS PROPIOS DE CAPITAL	(39.000.000)
Desahorro en cuenta corriente	(39.000.000)
2.2 GASTOS DE CAPITAL	**11.000.000**
INVERSIÓN REAL DIRECTA	11.000.000
Formación bruta de capital fijo	11.000.000
Maquinaria, equipos y otros bienes muebles	11.000.000
2.3 RESULTADO FINANCIERO: (DÉFICIT)	**(50.000.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**50.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	50.000.000
Disminución de otros activos financieros	50.000.000
Disminución de disponibilidades	50.000.000
Disminución de bancos	50.000.000
3.2 APLICACIONES FINANCIERAS	**50.000.000**
DÉFICIT FINANCIERO	50.000.000

A0487

Fundación Gran Misión Saber y Trabajo

FUNDACIÓN GRAN MISIÓN SABER Y TRABAJO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación "Gran Misión Saber y Trabajo", se adscribe a la Vicepresidencia de la República según Decreto N° 1.078 de fecha 30 de junio de 2014, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 40.443 de la misma fecha, encaminada a la transformación del aparato productivo de la nación, mediante la generación de conocimiento científico en los ciudadanos y ciudadanas, fundamentada en valores éticos y el empoderamiento de los medios de producción del poder popular y los jóvenes de la Patria, para así promover el trabajo liberador como pilar fundamental de un nuevo sistema económico productivo.

La política presupuestaria de la Fundación, se sustenta en los principios de calidad, disciplina, eficiencia y productividad del gasto, orientada al máximo aprovechamiento de los recursos públicos asignados, de forma racional y eficiente, para impulsar el nuevo modelo económico productivo socialista y a la creación de nuevas formas de organización y participación de los ciudadanos y ciudadanas en todo el territorio nacional.

Como iniciativa de la Fundación Gran Misión Saber y Trabajo, en pro de la consolidación y permanencia de las Misiones y Grandes Misiones, ejecutará el proyecto "Organización de la fuerza de trabajo socialista como estrategia de apoyo en la activación del aparato productivo y del conocimiento", a través de la organización de brigadas, la generación de conocimiento científico y el financiamiento a las diferentes formas de organización, integrados por la fuerza de trabajo, con el fin de garantizar sustentabilidad, bienestar y estabilidad económica.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**300.736.914**
INGRESOS CORRIENTES ORDINARIOS	300.736.914
TRANSFERENCIAS CORRIENTES	300.736.914
Transferencias corrientes del sector público	300.736.914
Transferencias corrientes internas recibidas del sector público	300.736.914
De la República	300.736.914
INGRESOS DE CAPITAL	**10.000.000**
RECURSOS PROPIOS DE CAPITAL	10.000.000
Incremento de la depreciación y amortización acumuladas	10.000.000
FUENTES FINANCIERAS	**30.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	30.000.000
Disminución de otros activos financieros	30.000.000
Disminución de disponibilidades	30.000.000
Disminución de bancos	30.000.000
TOTAL RECURSOS	**340.736.914**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**337.236.914**
GASTOS DE CONSUMO	300.542.863
Remuneraciones	246.840.614
Sueldos, salarios y otras retribuciones	98.007.202
Beneficios y complementos de sueldos y salarios	49.246.772
Aportes patronales	13.949.133
Prestaciones sociales y otras indemnizaciones	17.356.417
Asistencia socioeconómica	68.081.130
Otros gastos de personal	199.960
Compra de bienes y servicios	38.688.114
Bienes de consumo	15.900.000
Servicios no personales	22.788.114
Impuestos indirectos	5.014.135
Depreciación y amortización	10.000.000
GASTOS DE LA PROPIEDAD	150.000
Derechos sobre bienes intangibles	150.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	36.544.051
Al sector privado	36.544.051
Transferencias corrientes al sector privado	30.504.848
Directas a personas	30.504.848
Pensiones y otros beneficios asociados	605.094
Jubilaciones y otros beneficios asociados	2.515.041
Otras transferencias directas a personas	27.384.713
Donaciones corrientes al sector privado	6.039.203
Donaciones a personas	6.039.203
GASTOS DE CAPITAL	**3.500.000**
INVERSIÓN REAL DIRECTA	1.500.000
Formación bruta de capital fijo	1.500.000
Maquinaria, equipos y otros bienes muebles	1.300.000
Construcciones de bienes de dominio privado	200.000
INVERSIÓN FINANCIERA	2.000.000
Concesión de préstamos a largo plazo	2.000.000
Al sector privado	2.000.000
TOTAL EGRESOS	**340.736.914**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
129187	Organización de la fuerza de trabajo socialista como estrategia de apoyo en la activación del aparato productivo y del conocimiento	Unidad	20					183.762.608			30.000.000	213.762.608
TOTAL								183.762.608			30.000.000	213.762.608

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			93.579.445				93.579.445
02	Gestión administrativa	10.000.000		20.274.726				30.274.726
03	Previsión y protección social			3.120.135				3.120.135
TOTAL		10.000.000		116.974.306				126.974.306

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**60**	**90**		**150**	**19.332.408**		**19.332.408**
Alto Nivel y de Dirección	1			1	181.113		181.113
Directivo	39	51		90	11.244.669		11.244.669
Obrero	20	39		59	7.906.626		7.906.626
Personal Contratado	**60**	**67**		**127**	**36.800.617**		**36.800.617**
Profesional y Técnico	40	47		87	21.255.863		21.255.863
Personal Administrativo	20	20		40	15.544.754		15.544.754
TOTAL	120	157		277	56.133.025		56.133.025

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**1**	**1**	**2**	**2.515.041**
Obreros	1	1	2	2.515.041
Pensionados	**5**	**2**	**7**	**605.094**
Empleados	5	2	7	605.094
TOTAL	6	3	9	3.120.135

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	246.840.614
4.02	Materiales, suministros y mercancías	15.900.000
4.03	Servicios no personales	27.952.249
4.04	Activos reales	1.500.000
4.05	Activos financieros	2.000.000
4.07	Transferencias y donaciones	36.544.051
4.08	Otros gastos	10.000.000
	TOTAL	340.736.914

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	300.736.914
INGRESOS CORRIENTES ORDINARIOS	300.736.914
TRANSFERENCIAS CORRIENTES	300.736.914
Transferencias corrientes del sector público	300.736.914
Transferencias corrientes internas recibidas del sector público	300.736.914
De la República	300.736.914
Vicepresidencia de la República	222.352.201
- Ingresos Ordinarios	222.352.201
Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno	78.384.713
- Ingresos Ordinarios	78.384.713
1.2 GASTOS CORRIENTES	337.236.914
GASTOS DE CONSUMO	300.542.863
Remuneraciones	246.840.614
Sueldos, salarios y otras retribuciones	98.007.202
Beneficios y complementos de sueldos y salarios	49.246.772
Aportes patronales	13.949.133
Prestaciones sociales y otras indemnizaciones	17.356.417
Asistencia socioeconómica	68.081.130
Otros gastos de personal	199.960
Compra de bienes y servicios	38.688.114
Bienes de consumo	15.900.000
Servicios no personales	22.788.114
Impuestos indirectos	5.014.135
Depreciación y amortización	10.000.000
GASTOS DE LA PROPIEDAD	150.000
Derechos sobre bienes intangibles	150.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	36.544.051
Al sector privado	36.544.051
Transferencias corrientes al sector privado	30.504.848
Directas a personas	30.504.848
Pensiones y otros beneficios asociados	605.094
Jubilaciones y otros beneficios asociados	2.515.041
Otras transferencias directas a personas	27.384.713

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Donaciones corrientes al sector privado	6.039.203
Donaciones a personas	6.039.203
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE: (DESAHORRO)	**(36.500.000)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(26.500.000)**
RECURSOS PROPIOS DE CAPITAL	(26.500.000)
Desahorro en cuenta corriente	(36.500.000)
Incremento de la depreciación y amortización acumuladas	10.000.000
2.2 GASTOS DE CAPITAL	**3.500.000**
INVERSIÓN REAL DIRECTA	1.500.000
Formación bruta de capital fijo	1.500.000
Maquinaria, equipos y otros bienes muebles	1.300.000
Construcciones de bienes de dominio privado	200.000
INVERSIÓN FINANCIERA	2.000.000
Concesión de préstamos a largo plazo	2.000.000
Al sector privado	2.000.000
2.3 RESULTADO FINANCIERO: (DÉFICIT)	**(30.000.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**30.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	30.000.000
Disminución de otros activos financieros	30.000.000
Disminución de disponibilidades	30.000.000
Disminución de bancos	30.000.000
3.2 APLICACIONES FINANCIERAS	**30.000.000**
DÉFICIT FINANCIERO	30.000.000

A0542

Fundación Misión Nevado

FUNDACIÓN MISIÓN NEVADO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Misión Nevado, cuya creación fue autorizada mediante Decreto N° 627, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 40.324 del 30-12-2013, con el objeto de brindar una atención integral a las especies caninas y felinas que se encuentren en situación de calle, abandono o maltrato en todo el territorio nacional. Está concebida como un proyecto colectivo y revolucionario , dentro del movimiento animalista y eco-socialista, enmarcado en el quinto gran objetivo histórico de las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013–2019", que cita "Preservar la vida en el planeta y salvar la especie humana"; el cual promueve un modelo alternativo basado en la relación armónica entre los seres humanos y la naturaleza, que busca integrar la inclusión de los derechos animales y los derechos de la madre tierra en la ética del hombre y de la mujer nuevos.

La fuente financiera de la Fundación, proviene de transferencias y donaciones de la República, destinada a cubrir los gastos de funcionamiento necesarios para el cumplimiento de la misión, con la finalidad de llevar a cabo la ejecución del Proyecto "Impulso y consolidación de la gestión integral del sistema de salud para animales domésticos (caninos y felinos), a nivel nacional" y a las Acciones Centralizadas.

La Fundación Misión Nevado, orientará su línea de acción, fundamentalmente a la atención integral de las especies domesticas caninas y felinas en situación de calle, maltrato o abandono, con la creación e implementación de un sistema público de Centros Veterinarios Integrales (CVI), el cual tiene como objetivo general, atender las necesidades de la fauna canina y felina en situación de calle y de esta manera contribuir a la concientización de la población venezolana sobre los derechos de animales y la madre tierra. En tal sentido, la cobertura de la demanda a satisfacer se cita:

- Realizar dos mil (2.000) jornadas integrales a nivel nacional.
- Organizar y conformar veinticuatro (24) colectivos nevado en todo el territorio nacional, con el fin de llevar a cabo las políticas institucionales en beneficio de los caninos y felinos en situación de calle, abandono y maltrato.
- Lograr la formación y capacitación de treinta y cinco mil ochocientos cuarenta (35.840) personas en materia de protección y el manejo adecuado de las especies caninas y felinas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**182.301.594**
INGRESOS CORRIENTES ORDINARIOS	182.301.594
TRANSFERENCIAS CORRIENTES	182.301.594
Transferencias corrientes del sector público	182.301.594
Transferencias corrientes internas recibidas del sector público	182.301.594
De la República	182.301.594
FUENTES FINANCIERAS	**30.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	30.000.000
Disminución de otros activos financieros	30.000.000
Disminución de disponibilidades	30.000.000
Disminución de bancos	30.000.000
TOTAL RECURSOS	**212.301.594**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**193.090.652**
GASTOS DE CONSUMO	186.190.652
Remuneraciones	120.342.552
Sueldos, salarios y otras retribuciones	69.197.342
Beneficios y complementos de sueldos y salarios	18.111.218
Aportes patronales	1.280.780
Prestaciones sociales y otras indemnizaciones	580.000
Asistencia socioeconómica	31.173.212
Compra de bienes y servicios	63.342.100
Bienes de consumo	37.866.000
Servicios no personales	25.476.100
Impuestos indirectos	2.506.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	6.900.000
Al sector privado	6.100.000
Transferencias corrientes al sector privado	1.000.000
Otras transferencias corrientes internas al sector privado	1.000.000
Donaciones corrientes al sector privado	5.100.000
Donaciones a personas	4.100.000
Donaciones a instituciones sin fines de lucro	1.000.000
Al sector público	800.000
Transferencias corrientes al sector público	400.000
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	400.000
Donaciones corrientes al sector público	400.000
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	400.000
GASTOS DE CAPITAL	**19.210.942**
INVERSIÓN REAL DIRECTA	19.210.942
Formación bruta de capital fijo	19.100.000
Maquinaria, equipos y otros bienes muebles	12.000.000
Construcciones de bienes de dominio privado	7.100.000
Bienes intangibles	110.942
TOTAL EGRESOS	**212.301.594**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129235	Impulso y consolidación de la gestión integral del Sistema de Salud para Animales Domésticos (caninos y felinos), a nivel nacional	Centro de Diagnóstico Integral	1					21.688.100				21.688.100
TOTAL								**21.688.100**				**21.688.100**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			120.342.552				120.342.552
02	Gestión administrativa			40.270.942			30.000.000	70.270.942
TOTAL				**160.613.494**			**30.000.000**	**190.613.494**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**73**	**103**		**176**	**9.166.040**		**9.166.040**
Alto Nivel y de Dirección	1			1	125.100		125.100
Directivo	45	64		109	7.240.626		7.240.626
Obrero	27	39		66	1.800.314		1.800.314
Personal Contratado	**155**	**153**		**308**	**59.131.594**		**59.131.594**
Profesional y Técnico	125	141		266	57.406.594		57.406.594
Personal Administrativo	30	12		42	1.725.000		1.725.000
TOTAL	228	256		484	68.297.634		68.297.634

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	120.342.552
4.02	Materiales, suministros y mercancías	37.866.000
4.03	Servicios no personales	27.982.100
4.04	Activos reales	19.210.942
4.07	Transferencias y donaciones	6.900.000
	TOTAL	212.301.594

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**182.301.594**
INGRESOS CORRIENTES ORDINARIOS	182.301.594
TRANSFERENCIAS CORRIENTES	182.301.594
Transferencias corrientes del sector público	182.301.594
Transferencias corrientes internas recibidas del sector público	182.301.594
De la República	182.301.594
Vicepresidencia de la República	182.301.594
- Ingresos Ordinarios	182.301.594
1.2 GASTOS CORRIENTES	**193.090.652**
GASTOS DE CONSUMO	186.190.652
Remuneraciones	120.342.552
Sueldos, salarios y otras retribuciones	69.197.342
Beneficios y complementos de sueldos y salarios	18.111.218
Aportes patronales	1.280.780
Prestaciones sociales y otras indemnizaciones	580.000
Asistencia socioeconómica	31.173.212
Compra de bienes y servicios	63.342.100
Bienes de consumo	37.866.000
Servicios no personales	25.476.100
Impuestos indirectos	2.506.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	6.900.000
Al sector privado	6.100.000
Transferencias corrientes al sector privado	1.000.000
Otras transferencias corrientes internas al sector privado	1.000.000
Donaciones corrientes al sector privado	5.100.000
Donaciones a personas	4.100.000
Donaciones a instituciones sin fines de lucro	1.000.000
Al sector público	800.000
Transferencias corrientes al sector público	400.000
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	400.000
Donaciones corrientes al sector público	400.000
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	400.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE: (DESAHORRO)	**(10.789.058)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	(10.789.058)
RECURSOS PROPIOS DE CAPITAL	(10.789.058)
Desahorro en cuenta corriente	(10.789.058)
2.2 GASTOS DE CAPITAL	19.210.942
INVERSIÓN REAL DIRECTA	19.210.942
Formación bruta de capital fijo	19.100.000
Maquinaria, equipos y otros bienes muebles	12.000.000
Construcciones de bienes de dominio privado	7.100.000
Bienes intangibles	110.942
2.3 RESULTADO FINANCIERO: (DÉFICIT)	(30.000.000)
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	30.000.000
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	30.000.000
Disminución de otros activos financieros	30.000.000
Disminución de disponibilidades	30.000.000
Disminución de bancos	30.000.000
3.2 APLICACIONES FINANCIERAS	30.000.000
DÉFICIT FINANCIERO	30.000.000

A0587

Fundación Misión Árbol

FUNDACIÓN MISIÓN ÁRBOL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Misión Árbol, cuya creación fue autorizada mediante Decreto N° 1.782 de fecha 26 de mayo de 2015, publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N° 40.668 de la misma fecha, tiene como objeto la recolección de semillas, producción de plantas, plantación, mantenimiento, recuperación, conservación y uso sustentable de los bosques para el mejoramiento de la calidad de la población, el rescate y protección de la flora.

La formulación de la política presupuestaria, está alineada a los principios de calidad, eficiencia y productividad del gasto, con el fin de alcanzar mayor efectividad en la utilización de los recursos públicos asignados.

En este sentido, la Fundación Misión Árbol, fundamentó su política de financiamiento en la racionalización y eficiencia del gasto, el cual está orientado a la materialización de las actividades medulares, que permitan el cumplimiento de los objetivos institucionales.

La Fundación para el 2016, se propone trabajar con un enfoque de impulso integral a las metas iniciales, enmarcándolas en doce (12) jornadas de reforestación, que contribuyan con la mitigación de áreas deforestadas por la acción nociva del consumo salvaje que propicia el capitalismo.

El presupuesto de la Fundación, está estructurado como un proyecto colectivo y revolucionario, enmarcado en el quinto gran objetivo histórico de las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013–2019", que cita "Preservar la vida en el planeta y salvar la especie humana"; con atención a sus objetivos 5.1.2 y 5.1.3 de promover la ética eco-socialista y generar alternativas socio- productivas y nuevos esquemas de cooperación social, así como fortalecer el vínculo entre las diversas Misiones, se propone la creación de espacios socio-productivos en los urbanismos de la gran misión vivienda Venezuela a nivel nacional, así como la activación de brigadas eco-socialistas y voluntariado, a fin de construir e impulsar el modelo económico productivo eco-socialista, basado en una relación armónica entre el hombre y la naturaleza, que garantice el uso y aprovechamiento racional, óptimo y sostenible de los recursos naturales, respetando los procesos y ciclos de la naturaleza; igualmente, al promover dentro de las comunidades organizadas la producción con vocación social, para el logro de la soberanía alimentaria del pueblo fomentando un nuevo esquema de valores, orientado al respeto y preservación de la naturaleza, que transforme la conciencia colectiva, sobre los patrones capitalistas de producción y consumo.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**100.844.050**
INGRESOS CORRIENTES ORDINARIOS	100.844.050
TRANSFERENCIAS CORRIENTES	100.844.050
Transferencias corrientes del sector público	100.844.050
Transferencias corrientes internas recibidas del sector público	100.844.050
De la República	100.844.050
TOTAL RECURSOS	**100.844.050**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**100.844.050**
GASTOS DE CONSUMO	100.844.050
Remuneraciones	70.000.000
Sueldos, salarios y otras retribuciones	34.607.880
Beneficios y complementos de sueldos y salarios	19.487.976
Aportes patronales	7.356.095
Prestaciones sociales y otras indemnizaciones	4.930.000
Asistencia socioeconómica	3.618.049
Compra de bienes y servicios	29.083.634
Bienes de consumo	20.169.584
Servicios no personales	8.914.050
Impuestos indirectos	1.760.416
TOTAL EGRESOS	**100.844.050**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
130455	Implementación de un Sistema de Reforestación Nacional de Áreas degradadas por el impacto nocivo del capitalismo en pro del fortalecimiento del Ecosocialismo	Jornada	12					10.844.050				10.844.050
TOTAL								10.844.050				10.844.050

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			70.000.000				70.000.000
02	Gestión Administrativa			20.000.000				20.000.000
TOTAL				90.000.000				90.000.000

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**72**	**71**		**143**	**8.676.919**		**8.676.919**
Alto Nivel y de Dirección	1			1	79.600		79.600
Profesional y Técnico	71	71		142	8.597.319		8.597.319
Personal Contratado	**30**	**90**		**120**	**7.530.000**		**7.530.000**
Profesional y Técnico	10	10		20	3.300.000		3.300.000
Obrero	20	80		100	4.230.000		4.230.000
TOTAL	**102**	**161**		**263**	**16.206.919**		**16.206.919**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	70.000.000
4.02	Materiales, suministros y mercancías	20.169.584
4.03	Servicios no personales	10.674.466
	TOTAL	**100.844.050**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**100.844.050**
INGRESOS CORRIENTES ORDINARIOS	100.844.050
TRANSFERENCIAS CORRIENTES	100.844.050
Transferencias corrientes del sector público	100.844.050
Transferencias corrientes internas recibidas del sector público	100.844.050
De la República	100.844.050
Vicepresidencia de la República	100.844.050
- Ingresos Ordinarios	100.844.050
1.2 GASTOS CORRIENTES	**100.844.050**
GASTOS DE CONSUMO	100.844.050
Remuneraciones	70.000.000
Sueldos, salarios y otras retribuciones	34.607.880
Beneficios y complementos de sueldos y salarios	19.487.976
Aportes patronales	7.356.095
Prestaciones sociales y otras indemnizaciones	4.930.000
Asistencia socioeconómica	3.618.049
Compra de bienes y servicios	29.083.634
Bienes de consumo	20.169.584
Servicios no personales	8.914.050
Impuestos indirectos	1.760.416
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : EQUILIBRIO	

A0830

Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (SATA)

SERVICIO COORDINADO DE TRANSPORTE AÉREO DEL EJECUTIVO NACIONAL (SATA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (Sata), cuya creación se autoriza mediante Decreto No. 1958, publicado en la Gaceta Oficial de la República de Venezuela N° 36.253 de fecha 22 de julio de 1997, con el carácter de Servicio Autónomo sin Personalidad Jurídica.

En el marco de las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", el Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (Sata), tiene la finalidad de coordinar la prestación del servicio de transporte aéreo a los funcionarios acreditados de la administración pública central y descentralizada, que por razones justificadas deban trasladarse al interior o exterior del país.

La política presupuestaria del Sata, se encuentra alineada a los principios de calidad, eficiencia y productividad del gasto, con la finalidad de alcanzar mayor efectividad en la utilización de los recursos públicos asignados y en la racionalización y eficiencia del gasto, el cual está orientado a la materialización de las actividades medulares, que permitan el cumplimiento de los objetivos institucionales. Para ello cuenta, con ingresos propios provenientes de la venta de servicios y transferencias de recursos de la República.

Para el ejercicio económico financiero del año 2016, este Servicio tiene previsto garantizar la disponibilidad de la flota de aeronaves, mediante el uso eficiente y racional de la misma y mejorar la calidad en la prestación del servicio aéreo a los usuarios del Sata.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**197.237.760**
INGRESOS CORRIENTES ORDINARIOS	197.237.760
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	25.000.000
Venta de otros bienes y servicios	25.000.000
TRANSFERENCIAS CORRIENTES	172.237.760
Transferencias corrientes del sector público	172.237.760
Transferencias corrientes internas recibidas del sector público	172.237.760
De la República	172.237.760
INGRESOS DE CAPITAL	**966.029**
RECURSOS PROPIOS DE CAPITAL	966.029
Incremento de la depreciación y amortización acumuladas	966.029
TOTAL RECURSOS	**198.203.789**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	189.612.257
GASTOS DE CONSUMO	189.262.257
Remuneraciones	90.538.279
Sueldos, salarios y otras retribuciones	23.179.149
Beneficios y complementos de sueldos y salarios	28.763.728
Aportes patronales	2.785.213
Prestaciones sociales y otras indemnizaciones	4.732.195
Asistencia socioeconómica	19.390.288
Otros gastos de personal	11.687.706
Compra de bienes y servicios	92.976.160
Bienes de consumo	39.756.837
Servicios no personales	53.219.323
Impuestos indirectos	4.781.789
Depreciación y amortización	966.029
TRANSFERENCIAS Y DONACIONES CORRIENTES	350.000
Al sector privado	350.000
Donaciones corrientes al sector privado	350.000
Donaciones a personas	350.000
GASTOS DE CAPITAL	8.591.532
INVERSIÓN REAL DIRECTA	8.591.532
Formación bruta de capital fijo	8.291.532
Maquinaria, equipos y otros bienes muebles	8.291.532
Bienes intangibles	300.000
TOTAL EGRESOS	**198.203.789**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129.159	Mejorar y fortalecer el mantenimiento de aeronaves y la formación integral de personal aeronáutico que garanticen la disponibilidad de aeronaves seguras, confiables y con estándares de calidad adecuados	Aeronave	6					52.654.945				52.654.945
TOTAL								52.654.945				52.654.945

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			90.954.946				90.954.946
02	Gestión administrativa	25.966.029		28.627.869				54.593.898
TOTAL		25.966.029		119.582.815				145.548.844

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**30**	**133**		**163**	**12.694.587**		**12.694.587**
Directivo	5	4		9	708.065		708.065
Profesional y Técnico	1	91		92	7.237.997		7.237.997
Administrativo	16	17		33	2.596.238		2.596.238
Obrero	8	21		29	2.152.287		2.152.287
TOTAL	30	133		163	12.694.587		12.694.587

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	90.538.279
4.02	Materiales, suministros y mercancias	39.756.837
4.03	Servicios no personales	58.001.112
4.04	Activos reales	8.591.532
4.07	Transferencias y donaciones	350.000
4.08	Otros gastos	966.029
	TOTAL	198.203.789

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**197.237.760**
INGRESOS CORRIENTES ORDINARIOS	197.237.760
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	25.000.000
Venta de otros bienes y servicios	25.000.000
TRANSFERENCIAS CORRIENTES	172.237.760
Transferencias corrientes del sector público	172.237.760
Transferencias corrientes internas recibidas del sector público	172.237.760
De la República	172.237.760
Vicepresidencia de la República	172.237.760
- Ingresos Ordinarios	172.237.760
1.2 GASTOS CORRIENTES	**189.612.257**
GASTOS DE CONSUMO	189.262.257
Remuneraciones	90.538.279
Sueldos, salarios y otras retribuciones	23.179.149
Beneficios y complementos de sueldos y salarios	28.763.728
Aportes patronales	2.785.213
Prestaciones sociales y otras indemnizaciones	4.732.195
Asistencia socioeconómica	19.390.288
Otros gastos de personal	11.687.706
Compra de bienes y servicios	92.976.160
Bienes de consumo	39.756.837
Servicios no personales	53.219.323
Impuestos indirectos	4.781.789
Depreciación y amortización	966.029
TRANSFERENCIAS Y DONACIONES CORRIENTES	350.000
Al sector privado	350.000
Donaciones corrientes al sector privado	350.000
Donaciones a personas	350.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE: AHORRO	**7.625.503**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**8.591.532**
RECURSOS PROPIOS DE CAPITAL	8.591.532
Ahorro en cuenta corriente	7.625.503
Incremento de la depreciación y amortización acumuladas	966.029
2.2 GASTOS DE CAPITAL	**8.591.532**
INVERSIÓN REAL DIRECTA	8.591.532
Formación bruta de capital fijo	8.291.532
Maquinaria, equipos y otros bienes muebles	8.291.532
Bienes intangibles	300.000
2.3 RESULTADO FINANCIERO: EQUILIBRIO	

A0908

Servicio Nacional de Contrataciones

SERVICIO NACIONAL DE CONTRATACIONES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Servicio Nacional de Contrataciones (SNC), le corresponde ejercer la autoridad técnica en materia de contrataciones públicas y tiene entre sus principales competencias; proponer, desarrollar, implementar y difundir las políticas, planes, programas, normas, instrumentos y herramientas en materia de contratación pública, que faciliten y promuevan las mejores prácticas, la eficiencia, la transparencia y competitividad, a fin de que se cumplan los principios y procesos generales que deben regir la actividad contractual de los órganos y entes; así mismo, le compete entre otras atribuciones, velar y promover el cumplimiento y difusión de la Ley de Contrataciones Públicas, su Reglamento y normas complementarias.

El Plan Operativo Anual (POA) para el ejercicio económico financiero 2016 del Servicio Nacional de Contrataciones, parte del enfoque estratégico planteado en el legado histórico del Comandante Supremo Hugo Chávez Frías y apunta hacia la implantación de una plataforma tecnológica especializada, que permita ampliar el nivel de participación de todos los actores involucrados en los procesos de contratación y que han abierto las posibilidades de intervención a otras instancias del poder popular, como son las empresas conjuntas y conglomerados y las organizaciones socio-productivas, creadas en el marco de la Ley que rige el Sistema Económico Comunal, dentro del tercer gran objetivo histórico de las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019".

Para el logro de este objetivo histórico, coadyuvará en el rol de la política pública venezolana, enmarcadas en las atribuciones y potestades asignadas por Ley, teniendo como estrategias: formación a través de cursos, talleres y asesorías en materia de la Ley de Contrataciones Públicas, para garantizar su cumplimiento; consolidación de una plataforma tecnológica para facilitar el proceso de rendición de cuentas; desarrollo de mecanismos para acelerar el registro, certificación de personas naturales, jurídicas y demás formas asociativas del poder popular, que contribuyan en el suministro de bienes, materiales y servicios a los distintos órganos y entes de la Administración Pública Nacional.

Como iniciativa del Servicio Nacional de Contrataciones, en pro de la consolidación y permanencia de las políticas en materia de contrataciones públicas, se plantea el siguiente proyecto:

> "Empoderamiento y consolidación de los sistemas de información y procedimientos referidos a la aplicación y cumplimiento de la Ley de Contrataciones Públicas".

Creando mecanismos que permitan a todos los actores involucrados en los procedimientos de contrataciones, incrementar el dominio sobre toda la normativa legal vigente establecida en esta materia y consolidar un sistema de información integrado de contrataciones públicas, para construir de manera eficiente, una estructura horizontal en donde la participación de todos, fluya de manera transparente y beneficie al Estado venezolano, contemplando siempre los principios de economía, planificación, transparencia, honestidad, eficiencia, igualdad y competencia.

En tal sentido, se elaboró el Plan Operativo Anual 2016 del Servicio Nacional de Contrataciones, fundamentado en garantizar al pueblo venezolano la suprema felicidad social, siendo éste formulado aplicando criterios de uso eficiente y eficaz de los recursos y manejo de bienes públicos, austeridad y necesidades propias de atención al poder popular.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**284.699.781**
INGRESOS CORRIENTES ORDINARIOS	284.699.781
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	164.004.438
Venta de otros bienes y servicios	164.004.438
TRANSFERENCIAS CORRIENTES	120.695.343
Transferencias corrientes del sector público	120.695.343
Transferencias corrientes internas recibidas del sector público	120.695.343
De la República	120.695.343
INGRESOS DE CAPITAL	**986.930**
RECURSOS PROPIOS DE CAPITAL	986.930
Incremento de la depreciación y amortización acumuladas	986.930
FUENTES FINANCIERAS	**5.639.284**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.639.284
Disminución de otros activos financieros	5.639.284
Disminución de disponibilidades	5.639.284
Disminución de bancos	5.639.284
TOTAL RECURSOS	**291.325.995**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**286.688.381**
GASTOS DE CONSUMO	284.468.032
Remuneraciones	208.987.111
Sueldos, salarios y otras retribuciones	71.122.862
Beneficios y complementos de sueldos y salarios	35.423.960
Aportes patronales	10.424.313
Prestaciones sociales y otras indemnizaciones	18.542.362
Asistencia socioeconómica	73.120.414
Otros gastos de personal	353.200
Compra de bienes y servicios	65.728.350
Bienes de consumo	12.966.405
Servicios no personales	52.761.945
Impuestos indirectos	8.765.641
Depreciación y amortización	986.930
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.161.849
Al sector privado	2.161.849
Transferencias corrientes al sector privado	2.161.849
Directas a personas	2.161.849
Jubilaciones y otros beneficios asociados	2.161.849
OTROS GASTOS CORRIENTES	58.500
Otros gastos corrientes	58.500
Otras perdidas	58.500
GASTOS DE CAPITAL	**4.637.614**
INVERSIÓN REAL DIRECTA	4.337.614
Formación bruta de capital fijo	4.137.614
Maquinaria, equipos y otros bienes muebles	4.137.614
Bienes intangibles	200.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	300.000
Al sector privado	300.000
Donaciones de capital al sector privado	300.000
A personas	300.000
TOTAL EGRESOS	**291.325.995**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129174	Empoderamiento y consolidación de los sistemas de información y procedimientos referidos a la aplicación y cumplimiento de la Ley de Contrataciones Públicas	Sistema	1			98.071.477		57.749.341				155.820.818
TOTAL						98.071.477		57.749.341				155.820.818

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	36.759.494		30.610.317			5.639.284	73.009.095
02	Gestión administrativa	30.160.397		30.173.836				60.334.233
03	Previsión y protección social			2.161.849				2.161.849
TOTAL		66.919.891		62.946.002			5.639.284	135.505.177

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**61**	**47**		**108**	**10.205.709**	**1.754.903**	**11.960.612**
Alto Nivel y de Dirección		1		1	89.060	13.200	102.260
Directivo	7	3		10	959.901	189.922	1.149.823
Profesional y Técnico	20	12		32	3.071.682	607.751	3.679.433
Personal Administrativo	7	3		10	959.900	189.923	1.149.823
Obrero	27	28		55	5.125.166	754.107	5.879.273
Personal Contratado	**155**	**98**		**253**	**30.424.656**		**30.424.656**
Profesional y Técnico	111	64		175	21.044.723		21.044.723
Personal Administrativo	44	34		78	9.379.933		9.379.933
TOTAL	**216**	**145**		**361**	**40.630.365**	**1.754.903**	**42.385.268**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	4	3	7	**2.161.849**
Empleados	3	3	6	1.621.387
Obreros	1		1	540.462
TOTAL	4	3	7	**2.161.849**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	208.987.111
4.02	Materiales, suministros y mercancias	12.966.405
4.03	Servicios no personales	61.527.586
4.04	Activos reales	4.337.614
4.07	Transferencias y donaciones	2.461.849
4.08	Otros gastos	1.045.430
	TOTAL	**291.325.995**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**284.699.781**
INGRESOS CORRIENTES ORDINARIOS	284.699.781
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	164.004.438
Venta de otros bienes y servicios	164.004.438
TRANSFERENCIAS CORRIENTES	120.695.343
Transferencias corrientes del sector público	120.695.343
Transferencias corrientes internas recibidas del sector público	120.695.343
De la República	120.695.343
Vicepresidencia de la República	120.695.343
- Ingresos Ordinarios	120.695.343
1.2 GASTOS CORRIENTES	**286.688.381**
GASTOS DE CONSUMO	284.468.032
Remuneraciones	208.987.111
Sueldos, salarios y otras retribuciones	71.122.862
Beneficios y complementos de sueldos y salarios	35.423.960
Aportes patronales	10.424.313
Prestaciones sociales y otras indemnizaciones	18.542.362
Asistencia socioeconómica	73.120.414
Otros gastos de personal	353.200
Compra de bienes y servicios	65.728.350
Bienes de consumo	12.966.405
Servicios no personales	52.761.945
Impuestos indirectos	8.765.641
Depreciación y amortización	986.930
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.161.849
Al sector privado	2.161.849
Transferencias corrientes al sector privado	2.161.849
Directas a personas	2.161.849
Jubilaciones y otros beneficios asociados	2.161.849
OTROS GASTOS CORRIENTES	58.500
Otros gastos corrientes	58.500
Otras perdidas	58.500
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE: (DESAHORRO)	**(1.988.600)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.001.670)**
RECURSOS PROPIOS DE CAPITAL	(1.001.670)
Desahorro en cuenta corriente	(1.988.600)
Incremento de la depreciación y amortización acumuladas	986.930
2.2 GASTOS DE CAPITAL	**4.637.614**
INVERSIÓN REAL DIRECTA	4.337.614
Formación bruta de capital fijo	4.137.614
Maquinaria, equipos y otros bienes muebles	4.137.614
Bienes intangibles	200.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	300.000
Al sector privado	300.000
Donaciones de capital al sector privado	300.000
A personas	300.000
2.3 RESULTADO FINANCIERO: (DÉFICIT)	**(5.639.284)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**5.639.284**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.639.284
Disminución de otros activos financieros	5.639.284
Disminución de disponibilidades	5.639.284
Disminución de bancos	5.639.284
3.2 APLICACIONES FINANCIERAS	**5.639.284**
DÉFICIT FINANCIERO	5.639.284

34
Ministerio del Poder Popular para la Agricultura y Tierras

Ministerio del Poder Popular para la Agricultura y Tierras

A0022 Instituto Nacional de Investigaciones Agrícolas (INIA)

A0266 Fondo Especial Ezequiel Zamora

A0414 Fundación Frente Bolivariano de Luchadores Sociales

A0426 Fundación Tierra Fértil

A0465 Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)

A0844 Instituto Socialista de la Pesca y Acuicultura (INSOPESCA)

A0933 Instituto Nacional de Desarrollo Rural (INDER)

A0935 Instituto Nacional de Tierras (INTI)

A1302 Fondo para el Desarrollo Agrario Socialista (FONDAS)

A1330 Instituto Nacional de Salud Agrícola Integral (INSAI)

A0022

Instituto Nacional de Investigaciones Agrícolas (INIA)

INSTITUTO NACIONAL DE INVESTIGACIONES AGRÍCOLAS (Inia)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Nacional de Investigaciones Agrícolas para el año 2016 impulsará la elaboración de insumos científicos tecnológicos de alta calidad que atiendan las necesidades de producción nacional, mediante la investigación e innovación tecnológica para contribuir con la soberanía agroalimentaria del país, a los fines de garantizar el acceso a las productoras y productores, pescadoras y pescadores, campesinas y campesinos, y demás forma de organización de base para la producción agrícola de rubros prioritarios en los distintos espacios territoriales rurales, periurbanos y urbanos.

En el marco de las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", promoverá la innovación y producción de insumos estratégicos que apalancan los sistemas agrícolas con énfasis en el mejoramiento genético, la sanidad animal en lo que respecta a diagnóstico y tratamiento de enfermedades bovinas y zoonóticas; así como la protección vegetal relacionada con el manejo integrado de plagas y enfermedades, a partir de alternativas sustentables basadas en la certificación fitosanitaria de semillas y prestación de diagnóstico fitosanitario. A su vez, se incrementará la producción de inmunobiológicos, fármacos y suplemento mineral para animales en las plantas de producción del instituto.

El Presupuesto de Recursos y Egresos para el año 2016, asciende a Bs. 1.698.485.078, distribuidos de la siguiente manera: Bs. 20.879.333 para proyectos y Bs. 1.677.605.745 para las acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.677.105.745**
INGRESOS CORRIENTES ORDINARIOS	1.677.105.745
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	108.837.985
Venta de otros bienes y servicios	108.837.985
TRANSFERENCIAS CORRIENTES	1.568.267.760
Transferencias corrientes del sector público	1.568.267.760
Transferencias corrientes internas recibidas del sector público	1.568.267.760
De la República	1.568.267.760
INGRESOS DE CAPITAL	**21.379.333**
RECURSOS PROPIOS DE CAPITAL	500.000
Incremento de la depreciación y amortización acumuladas	500.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	20.879.333
Transferencias y donaciones de capital del sector público	20.879.333
Transferencias de capital recibidas del sector público	20.879.333
De la República	20.879.333
TOTAL RECURSOS	**1.698.485.078**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.624.063.547**
GASTOS DE CONSUMO	1.482.593.423
Remuneraciones	1.311.515.048
Sueldos, salarios y otras retribuciones	387.245.601
Beneficios y complementos de sueldos y salarios	280.781.180
Aportes patronales	63.983.965
Prestaciones sociales y otras indemnizaciones	120.584.721
Asistencia socioeconómica	458.919.581
Compra de bienes y servicios	159.634.799
Bienes de consumo	69.328.216
Servicios no personales	90.306.583
Impuestos indirectos	10.943.576
Depreciación y amortización	500.000
GASTOS DE LA PROPIEDAD	3.240
Derechos sobre bienes intangibles	3.240
TRANSFERENCIAS Y DONACIONES CORRIENTES	111.466.884
Al sector privado	110.556.884
Transferencias corrientes al sector privado	110.556.884
Directas a personas	110.556.884
Pensiones y otros beneficios asociados	16.401.600
Jubilaciones y otros beneficios asociados	92.410.322
Otras transferencias directas a personas	1.744.962
Al sector público	910.000
Transferencias corrientes al sector público	910.000
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	910.000
OTROS GASTOS CORRIENTES	30.000.000
Otros gastos corrientes	30.000.000
Bienes y servicios para la venta	30.000.000
GASTOS DE CAPITAL	**62.269.603**
INVERSIÓN REAL DIRECTA	62.269.603
Formación bruta de capital fijo	62.264.903
Maquinaria, equipos y otros bienes muebles	39.728.186
Bienes preexistentes	413.042
Construcciones de bienes de dominio privado	3.105.221
Construcciones de bienes de dominio público	2.116.730

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
Producción propia (gastos capitalizables)	16.901.724
Compra de bienes y servicios	16.901.724
Bienes de consumo	8.549.990
Servicios no personales	8.351.734
Bienes intangibles	4.700
APLICACIONES FINANCIERAS	**12.151.928**
DISMINUCIÓN DE PASIVOS	12.151.928
Disminución de cuentas y efectos por pagar	12.151.928
Disminución de cuentas y efectos por pagar a corto plazo	12.151.928
Disminución cuentas por pagar a proveedores a corto plazo	12.151.928
TOTAL EGRESOS	**1.698.485.078**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Meta				Fecha de Inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
N.E	Ppto.		Unidad de Medida	Cant.	Género								
					Fem.	Masc.							
129419	A00220025000	Desarrollo de innovaciones tecnológicas para la generación de insumos estratégicos en el fortalecimiento de la seguridad y soberanía agroalimentaria	Tecnología	26			01/01/2016	31/12/2019		9.448.380	147.682.360	459.508.944	616.639.684
129535	A00220024000	Producción de inmunobiológicos, fármacos y suplemento mineral para animales en las plantas de producción del Inia	Dosis	39.550.000			15/01/2016	31/12/2019		11.430.953	132.113.609	428.048.098	571.592.660
		TOTAL								20.879.333	279.795.969	887.557.042	1.188.232.344

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129419	Desarrollo de innovaciones tecnológicas para la generación de insumos estratégicos en el fortalecimiento de la seguridad y soberanía agroalimentaria	Tecnología	26					9.448.380				9.448.380
129535	Producción de inmunobiológicos, fármacos y suplemento mineral para animales en las plantas de producción del Inia	Dosis	39.550.000					11.430.953				11.430.953
	TOTAL							20.879.333				20.879.333

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			1.335.015.048				1.335.015.048
02	Gestión Administrativa	109.337.985		124.440.790				233.778.775
03	Previsión y Protección Social			108.811.922				108.811.922
	TOTAL	109.337.985		1.568.267.760				1.677.605.745

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**967**	**1.650**		**2.617**	**164.690.886**	**50.517.949**	**215.208.835**
Alto Nivel y de Dirección	1			1	44.530		44.530
Directivo	23	20		43	1.914.793		1.914.793
Profesional y Técnico	330	117		447	22.192.342	10.306.952	32.499.294
Personal de Investigación	375	461		836	80.344.961	10.849.266	91.194.227
Obrero	238	1.052		1.290	60.194.260	29.361.731	89.555.991
Personal Contratado	**314**	**418**		**732**	**32.656.022**		**32.656.022**
Profesional y Técnico	264	175		439	19.608.702		19.608.702
Obrero	50	243		293	13.047.320		13.047.320
TOTAL	**1.281**	**2.068**		**3.349**	**197.346.908**	**50.517.949**	**247.864.857**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**405**	**476**	**881**	**92.410.322**
Empleados	330	453	783	66.140.111
Obreros	75	23	98	26.270.211
Pensionados	**151**	**78**	**229**	**16.401.600**
Empleados	141	50	191	13.679.937
Obreros	10	28	38	2.721.663
TOTAL	**556**	**554**	**1.110**	**108.811.922**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	1.311.515.048
4.02	Materiales, suministros y mercancías	107.878.206
4.03	Servicios no personales	109.605.133
4.04	Activos reales	45.367.879
4.07	Transferencias y donaciones	111.466.884
4.08	Otros gastos	500.000
4.11	Disminución de pasivos	12.151.928
	TOTAL	1.698.485.078

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.677.105.745**
INGRESOS CORRIENTES ORDINARIOS	1.677.105.745
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	108.837.985
Venta de otros bienes y servicios	108.837.985
TRANSFERENCIAS CORRIENTES	1.568.267.760
Transferencias corrientes del sector público	1.568.267.760
Transferencias corrientes internas recibidas del sector público	1.568.267.760
De la República	1.568.267.760
Ministerio del Poder Popular para la Agricultura y Tierras	7.568.267.760
Recursos Ordinarios	1.568.267.760
1.2 GASTOS CORRIENTES	**1.624.063.547**
GASTOS DE CONSUMO	1.482.593.423
Remuneraciones	1.311.515.048
Sueldos, salarios y otras retribuciones	387.245.601
Beneficios y complementos de sueldos y salarios	280.781.180
Aportes patronales	63.983.965
Prestaciones sociales y otras indemnizaciones	120.584.721
Asistencia socioeconómica	458.919.581
Compra de bienes y servicios	159.634.799
Bienes de consumo	69.328.216
Servicios no personales	90.306.583
Impuestos indirectos	10.943.576
Depreciación y amortización	500.000
GASTOS DE LA PROPIEDAD	3.240
Derechos sobre bienes intangibles	3.240
TRANSFERENCIAS Y DONACIONES CORRIENTES	111.466.884
Al sector privado	110.556.884
Transferencias corrientes al sector privado	110.556.884
Directas a personas	110.556.884
Pensiones y otros beneficios asociados	16.401.600
Jubilaciones y otros beneficios asociados	92.410.322
Otras transferencias directas a personas	1.744.962
Al sector público	910.000
Transferencias corrientes al sector público	910.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	910.000
OTROS GASTOS CORRIENTES	30.000.000
Otros gastos corrientes	30.000.000
Bienes y servicios para la venta	30.000.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**53.042.198**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**74.421.531**
RECURSOS PROPIOS DE CAPITAL	53.542.198
Ahorro en cuenta corriente	53.042.198
Incremento de la depreciación y amortización acumuladas	500.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	20.879.333
Transferencias y donaciones de capital del sector público	20.879.333
Transferencias de capital recibidas del sector público	20.879.333
De la República	20.879.333
Ministerio del Poder Popular para la Agricultura y Tierras	20879.333
Recursos Ordinarios	20.879.333
2.2 GASTOS DE CAPITAL	**62.269.603**
INVERSIÓN REAL DIRECTA	62.269.603
Formación bruta de capital fijo	62.264.903
Maquinaria, equipos y otros bienes muebles	39.728.186
Bienes preexistentes	413.042
Construcciones de bienes de dominio privado	3.105.221
Construcciones de bienes de dominio público	2.116.730
Producción propia (gastos capitalizables)	16.901.724
Compra de bienes y servicios	16.901.724
Bienes de consumo	8.549.990
Servicios no personales	8.351.734
Bienes intangibles	4.700
2.3 RESULTADO FINANCIERO : SUPERAVIT	**12.151.928**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**12.151.928**
SUPERÁVIT FINANCIERO	12.151.928
3.2 APLICACIONES FINANCIERAS	**12.151.928**
DISMINUCIÓN DE PASIVOS	12.151.928
Disminución de cuentas y efectos por pagar	12.151.928
Disminución de cuentas y efectos por pagar a corto plazo	12.151.928
Disminución cuentas por pagar a proveedores a corto plazo	12.151.928

A0266

Fondo Especial Ezequiel Zamora

FONDO ESPECIAL EZEQUIEL ZAMORA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Fondo Especial Ezequiel Zamora para el año 2016 a los fines de garantizar la soberanía y seguridad alimentaria de la población, tiene como objetivo financiar y apoyar los proyectos de la Gran Misión Agro Venezuela y seguir contribuyendo al fortalecimiento del modelo agrario-socialista, mediante el establecimiento de condiciones favorables para garantizar el financiamiento a los productores y productoras, incentivar el trabajo y uso óptimo de las tierras.

El Fondo coadyuva con su política de apoyo financiero al incremento de la producción de los rubros estratégicos y a la ampliación de la frontera agrícola para garantizar la seguridad agroalimentaria e incentivar la extensión de las tierras cultivables en concordancia con las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019". De igual manera contribuye a afianzar el conjunto de políticas públicas de apoyo a la producción y organización del sector rural, a través del aumento de la inversión del Estado en el desarrollo rural integral, mediante obras de infraestructuras, financiamiento a pequeños y medianos productores y productoras, ejecución de proyectos de generación de alimentos y desarrollo científico-tecnológico.

El Presupuesto de Recursos y Egresos para el año 2016 asciende a la cantidad de Bs. 2.510.730.000, cuya estructura presupuestaria está conformada por las acciones centralizadas por Bs. 9.930.000 y proyectos por Bs. 2.500.800.000.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**173.504.796**
INGRESOS CORRIENTES ORDINARIOS	173.504.796
TRANSFERENCIAS CORRIENTES	173.504.796
Transferencias corrientes del sector público	173.504.796
Transferencias corrientes internas recibidas del sector público	173.504.796
De la República	173.504.796
INGRESOS DE CAPITAL	**2.337.025.204**
RECURSOS PROPIOS DE CAPITAL	30.000
Incremento de la depreciación y amortización acumuladas	30.000
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.336.995.204
Recuperación de préstamos de corto plazo de la República y entes descentralizados sin fines empresariales	729.948.926
Al sector público	729.948.926
A los entes descentralizados sin fines empresariales	729.948.926
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	1.607.046.278
Al sector público	1.607.046.278
A los entes descentralizados con fines empresariales no petroleros	1.607.046.278
FUENTES FINANCIERAS	**200.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	200.000
Disminución de otros activos financieros	200.000
Disminución de disponibilidades	200.000
Disminución de bancos	200.000
TOTAL RECURSOS	**2.510.730.000**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**10.730.000**
GASTOS DE CONSUMO	10.730.000
Remuneraciones	5.900.000
Sueldos, salarios y otras retribuciones	2.308.580
Beneficios y complementos de sueldos y salarios	1.052.878
Aportes patronales	532.442
Prestaciones sociales y otras indemnizaciones	590.000
Asistencia socioeconómica	1.396.100
Otros gastos de personal	20.000
Compra de bienes y servicios	4.385.000
Bienes de consumo	400.000
Servicios no personales	3.985.000
Impuestos indirectos	415.000
Depreciación y amortización	30.000
GASTOS DE CAPITAL	**2.500.000.000**
INVERSIÓN FINANCIERA	2.500.000.000
Concesión de préstamos a corto plazo	1.100.000.000
Al sector público	1.100.000.000
A entes descentralizados sin fines empresariales	1.100.000.000
Concesión de préstamos a largo plazo	1.400.000.000
Al sector público	1.400.000.000
A entes descentralizados con fines empresariales no petroleros	1.400.000.000
TOTAL EGRESOS	**2.510.730.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129400	Fortalecimiento y financiamiento de la Gran Misión Agrovenezuela	Financiamiento	12					173.504.796			2.327.295.204	2.500.800.000
TOTAL								173.504.796			2.327.295.204	2.500.800.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras						9.300.000	9.300.000
02	Gestión Administrativa	30.000					600.000	630.000
TOTAL		30.000					9.900.000	9.930.000

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo		**1**		**1**	**136.000**		**136.000**
Alto Nivel y de Dirección		1		1	136.000		136.000
Personal Contratado	**9**	**5**		**14**	**970.000**		**970.000**
Directivo	1	1		2	136.000		136.000
Profesional y Técnico	5	4		9	520.000		520.000
Personal Administrativo	2			2	144.000		144.000
Obrero	1			1	170.000		170.000
TOTAL	9	6		15	1.106.000		1.106.000

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	5.900.000
4.02	Materiales, suministros y mercancías	400.000
4.03	Servicios no personales	4.400.000
4.05	Activos financieros	2.500.000.000
4.08	Otros gastos	30.000
	TOTAL	2.510.730.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**173.504.796**
INGRESOS CORRIENTES ORDINARIOS	173.504.796
TRANSFERENCIAS CORRIENTES	173.504.796
Transferencias corrientes del sector público	173.504.796
Transferencias corrientes internas recibidas del sector público	173.504.796
De la República	173.504.796
Ministerio del Poder Popular para la Agricultura y Tierras	173.504.796
Recursos Ordinarios	173.504.796
1.2 GASTOS CORRIENTES	**10.730.000**
GASTOS DE CONSUMO	10.730.000
Remuneraciones	5.900.000
Sueldos, salarios y otras retribuciones	2.308.580
Beneficios y complementos de sueldos y salarios	1.052.878
Aportes patronales	532.442
Prestaciones sociales y otras indemnizaciones	590.000
Asistencia socioeconómica	1.396.100
Otros gastos de personal	20.000
Compra de bienes y servicios	4.385.000
Bienes de consumo	400.000
Servicios no personales	3.985.000
Impuestos indirectos	415.000
Depreciación y amortización	30.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**162.774.796**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.499.800.000**
RECURSOS PROPIOS DE CAPITAL	162.804.796
Ahorro en cuenta corriente	162.774.796
Incremento de la depreciación y amortización acumuladas	30.000
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.336.995.204
Recuperación de préstamos de corto plazo de la República y entes descentralizados sin fines empresariales	729.948.926
Al sector público	729.948.926
A los entes descentralizados sin fines empresariales	729.948.926
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	1.607.046.278
Al sector público	1.607.046.278

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
A los entes descentralizados con fines empresariales no petroleros	1.607.046.278
2.2 GASTOS DE CAPITAL	**2.500.000.000**
INVERSIÓN FINANCIERA	2.500.000.000
Concesión de préstamos a corto plazo	1.100.000.000
Al sector público	1.100.000.000
A entes descentralizados sin fines empresariales	1.100.000.000
Concesión de préstamos a largo plazo	1.400.000.000
Al sector público	1.400.000.000
A entes descentralizados con fines empresariales no petroleros	1.400.000.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(200.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**200.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	200.000
Disminución de otros activos financieros	200.000
Disminución de disponibilidades	200.000
Disminución de bancos	200.000
3.2 APLICACIONES FINANCIERAS	**200.000**
DÉFICIT FINANCIERO	200.000

A0414

Fundación Frente Bolivariano de Luchadores Sociales

FUNDACIÓN FRENTE BOLIVARIANO DE LUCHADORES SOCIALES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Frente Bolivariano de Luchadores Sociales, es un ente cuyo objetivo principal es el desarrollo, impulso y consolidación del poder popular para la conformación del nuevo tejido social, enmarcado en la Constitución de la República Bolivariana de Venezuela y las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019".

Los Luchadores Sociales Bolivarianos constituyen una fuerza dinamizadora de los procesos y lineamientos políticos en materia de programas sociales y productivos de la sociedad venezolana, que contribuyen con la participación activa y corresponsable en la implementación de las misiones establecidas por el Estado. Por lo tanto, la Fundación apoya la ejecución de las políticas públicas mediante el desarrollo de acciones en diferentes escenarios, coadyuvando el fortalecimiento de la Gran Misión Vivienda Venezuela para las construcciones de viviendas a nivel nacional y ejecución de proyectos socio-productivos que permiten la producción de materiales e insumos de construcción para la consolidación del sistema económico comunal.

El Presupuesto de Recursos y Egresos para el ejercicio económico financiero 2016 alcanza la cantidad de Bs.195.649.350, destinado a la ejecución de las acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**190.000.000**
INGRESOS CORRIENTES ORDINARIOS	190.000.000
TRANSFERENCIAS CORRIENTES	190.000.000
Transferencias corrientes del sector público	190.000.000
Transferencias corrientes internas recibidas del sector público	190.000.000
De la República	190.000.000
INGRESOS DE CAPITAL	**5.649.350**
RECURSOS PROPIOS DE CAPITAL	5.649.350
Incremento de la depreciación y amortización acumuladas	5.649.350
TOTAL RECURSOS	**195.649.350**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	189.000.000
GASTOS DE CONSUMO	188.974.875
Remuneraciones	169.509.890
Sueldos, salarios y otras retribuciones	89.975.552
Beneficios y complementos de sueldos y salarios	29.495.909
Aportes patronales	13.449.074
Prestaciones sociales y otras indemnizaciones	25.089.006
Asistencia socioeconómica	11.500.349
Compra de bienes y servicios	11.740.836
Bienes de consumo	6.910.758
Servicios no personales	4.830.078
Impuestos indirectos	2.074.799
Depreciación y amortización	5.649.350
OTROS GASTOS CORRIENTES	25.125
Indemnizaciones y sanciones pecuniarias	25.125
Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	25.125
GASTOS DE CAPITAL	5.649.350
INVERSIÓN REAL DIRECTA	5.649.350
Formación bruta de capital fijo	5.649.350
Maquinaria, equipos y otros bienes muebles	5.649.350
APLICACIONES FINANCIERAS	1.000.000
DISMINUCIÓN DE PASIVOS	1.000.000
Disminución de cuentas y efectos por pagar	1.000.000
Disminución de cuentas y efectos por pagar a corto plazo	1.000.000
Disminución cuentas por pagar a proveedores a corto plazo	1.000.000
TOTAL EGRESOS	195.649.350

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			169.772.728				169.772.728
02	Gestión Administrativa	5.649.350		20.227.272				25.876.622
	TOTAL	5.649.350		190.000.000				195.649.350

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**42**	**42**		**84**	**11.951.787**		**11.951.787**
Directivo	42	42		84	11.951.787		11.951.787
Personal Contratado	**191**	**191**		**382**	**50.716.001**		**50.716.001**
Profesional y Técnico	191	191		382	50.716.001		50.716.001
TOTAL	**233**	**233**		**466**	**62.667.788**		**62.667.788**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	169.509.890
4.02	Materiales, suministros y mercancías	6.910.758
4.03	Servicios no personales	6.904.877
4.04	Activos reales	5.649.350
4.08	Otros gastos	5.674.475
4.11	Disminución de pasivos	1.000.000
	TOTAL	**195.649.350**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**190.000.000**
INGRESOS CORRIENTES ORDINARIOS	190.000.000
TRANSFERENCIAS CORRIENTES	190.000.000
Transferencias corrientes del sector público	190.000.000
Transferencias corrientes internas recibidas del sector público	190.000.000
De la República	190.000.000
Ministerio del Poder Popular para la Agricultura y Tierras	190.000.000
Recursos Ordinarios	190.000.000
1.2 GASTOS CORRIENTES	**189.000.000**
GASTOS DE CONSUMO	188.974.875
Remuneraciones	169.509.890
Sueldos, salarios y otras retribuciones	89.975.552
Beneficios y complementos de sueldos y salarios	29.495.909
Aportes patronales	13.449.074
Prestaciones sociales y otras indemnizaciones	25.089.006
Asistencia socioeconómica	11.500.349
Compra de bienes y servicios	11.740.836
Bienes de consumo	6.910.758
Servicios no personales	4.830.078
Impuestos indirectos	2.074.799
Depreciación y amortización	5.649.350
OTROS GASTOS CORRIENTES	25.125
Indemnizaciones y sanciones pecuniarias	25.125
Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	25.125
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**1.000.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**6.649.350**
RECURSOS PROPIOS DE CAPITAL	6.649.350
Ahorro en cuenta corriente	1.000.000
Incremento de la depreciación y amortización acumuladas	5.649.350
2.2 GASTOS DE CAPITAL	**5.649.350**
INVERSIÓN REAL DIRECTA	5.649.350
Formación bruta de capital fijo	5.649.350
Maquinaria, equipos y otros bienes muebles	5.649.350

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2.3 RESULTADO FINANCIERO : SUPERAVIT	**1.000.000**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**1.000.000**
SUPERÁVIT FINANCIERO	1.000.000
3.2 APLICACIONES FINANCIERAS	**1.000.000**
DISMINUCIÓN DE PASIVOS	1.000.000
Disminución de cuentas y efectos por pagar	1.000.000
Disminución de cuentas y efectos por pagar a corto plazo	1.000.000
Disminución cuentas por pagar a proveedores a corto plazo	1.000.000

A0426

Fundación Tierra Fértil

FUNDACIÓN TIERRA FÉRTIL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Tierra Fértil para el año 2016 tiene como objetivo asistir y apoyar a las personas de escasos recursos, a los familiares directos de las víctimas de sicariato por la tenencia de las tierras, así como a las comunidades organizadas e instituciones sin fines de lucro, con lo cual contribuirá al logro de la soberanía alimentaria para garantizar el sagrado derecho a la alimentación del pueblo venezolano, de acuerdo a lo establecido en las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", siendo su eje principal de acción la promoción del desarrollo humano familiar y socio-laboral de la población.

En tal sentido, se plantea prestar ayudas médicas, culturales, educativas y de infraestructura con la finalidad de mejorar las condiciones de vida de estas personas, siendo su ámbito de ejecución en todo el territorio nacional.

Para ello, dará atención integral en las áreas de educación, alimentación, laboral, salud y vivienda a personas de escasos recursos, campesinos, indígenas, particulares y trabajadores y trabajadoras del Ministerio del Poder Popular para la Agricultura y Tierras, todas estas acciones están enmarcadas dentro de los principios de solidaridad y cooperación; además, formará a las comunidades para promover su organización y participación a través de la constitución de comités técnicos y controlarías sociales.

El Presupuesto de Recursos y Egresos para el año 2016 alcanza la cantidad de Bs. 216.768.964 de los cuales Bs. 107.153.724 serán destinados a los proyectos y Bs. 109.615.240 a las acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**216.598.964**
INGRESOS CORRIENTES ORDINARIOS	216.598.964
TRANSFERENCIAS CORRIENTES	216.598.964
Transferencias corrientes del sector público	216.598.964
Transferencias corrientes internas recibidas del sector público	216.598.964
De la República	216.598.964
INGRESOS DE CAPITAL	**170.000**
RECURSOS PROPIOS DE CAPITAL	170.000
Incremento de la depreciación y amortización acumuladas	170.000
TOTAL RECURSOS	**216.768.964**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	211.768.964
GASTOS DE CONSUMO	100.615.240
Remuneraciones	72.949.240
Sueldos, salarios y otras retribuciones	30.753.220
Beneficios y complementos de sueldos y salarios	20.149.678
Aportes patronales	3.062.882
Prestaciones sociales y otras indemnizaciones	2.946.959
Asistencia socioeconómica	16.036.501
Compra de bienes y servicios	24.496.000
Bienes de consumo	12.635.000
Servicios no personales	11.861.000
Impuestos indirectos	3.000.000
Depreciación y amortización	170.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	111.153.724
Al sector privado	93.340.341
Transferencias corrientes al sector privado	5.000.000
Directas a personas	5.000.000
Otras transferencias directas a personas	5.000.000
Donaciones corrientes al sector privado	88.340.341
Donaciones a personas	57.557.869
Donaciones a instituciones sin fines de lucro	30.782.472
Al sector público	17.813.383
Donaciones corrientes al sector público	17.813.383
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	17.813.383
GASTOS DE CAPITAL	5.000.000
INVERSIÓN REAL DIRECTA	5.000.000
Formación bruta de capital fijo	4.700.000
Maquinaria, equipos y otros bienes muebles	4.700.000
Bienes intangibles	300.000
TOTAL EGRESOS	216.768.964

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129488	Atención integral en materia de salud, educación, deportes, cultura y laboral a familiares directos de campesinos víctimas de sicariato (VIII etapa)	Apoyo	2.350	2.000	350			19.519.290				19.519.290
129525	Atención en materia de salud, educación, deportes, cultura y laboral a personas de escasos recursos (VIII etapa)	Apoyo	3.630	2.790	840			39.038.579				39.038.579
129543	Atención en materia de salud, educación, deportes, cultura y laboral a comunidades organizadas (IX etapa)	Apoyo	280	194	86			37.954.174				37.954.174
129544	Asistencia integral a las personas de escasos recursos, comunidades organizadas e instituciones sin fines de lucro	Apoyo	100	55	45			10.641.681				10.641.681
TOTAL								107.153.724				107.153.724

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			75.385.240				75.385.240
02	Gestión Administrativa	170.000		30.060.000				30.230.000
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres			4.000.000				4.000.000
	TOTAL	**170.000**		**109.445.240**				**109.615.240**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo		**1**		**1**	**1.922.727**		**1.922.727**
Alto Nivel y de Dirección		1		1	1.922.727		1.922.727
Personal Contratado	**35**	**39**		**74**	**17.820.280**		**17.820.280**
Directivo	3	6		9	4.500.000		4.500.000
Personal Administrativo	32	33		65	13.320.280		13.320.280
TOTAL	**35**	**40**		**75**	**19.743.007**		**19.743.007**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	72.949.240
4.02	Materiales, suministros y mercancías	12.635.000
4.03	Servicios no personales	14.861.000
4.04	Activos reales	5.000.000
4.07	Transferencias y donaciones	111.153.724
4.08	Otros gastos	170.000
	TOTAL	**216.768.964**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**216.598.964**
INGRESOS CORRIENTES ORDINARIOS	216.598.964
TRANSFERENCIAS CORRIENTES	216.598.964
Transferencias corrientes del sector público	216.598.964
Transferencias corrientes internas recibidas del sector público	216.598.964
De la República	216.598.964
Ministerio del Poder Popular para la Agricultura y Tierras	216.598.964
Recursos Ordinarios	216.598.964
1.2 GASTOS CORRIENTES	**211.768.964**
GASTOS DE CONSUMO	100.615.240
Remuneraciones	72.949.240
Sueldos, salarios y otras retribuciones	30.753.220
Beneficios y complementos de sueldos y salarios	20.149.678
Aportes patronales	3.062.882
Prestaciones sociales y otras indemnizaciones	2.946.959
Asistencia socioeconómica	16.036.501
Compra de bienes y servicios	24.496.000
Bienes de consumo	12.635.000
Servicios no personales	11.861.000
Impuestos indirectos	3.000.000
Depreciación y amortización	170.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	111.153.724
Al sector privado	93.340.341
Transferencias corrientes al sector privado	5.000.000
Directas a personas	5.000.000
Otras transferencias directas a personas	5.000.000
Donaciones corrientes al sector privado	88.340.341
Donaciones a personas	57.557.869
Donaciones a instituciones sin fines de lucro	30.782.472
Al sector público	17.813.383
Donaciones corrientes al sector público	17.813.383
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	17.813.383
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**4.830.000**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**5.000.000**
RECURSOS PROPIOS DE CAPITAL	5.000.000
Ahorro en cuenta corriente	4.830.000
Incremento de la depreciación y amortización acumuladas	170.000
2.2 GASTOS DE CAPITAL	**5.000.000**
INVERSIÓN REAL DIRECTA	5.000.000
Formación bruta de capital fijo	4.700.000
Maquinaria, equipos y otros bienes muebles	4.700.000
Bienes intangibles	300.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0465

Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)

FUNDACIÓN DE CAPACITACIÓN E INNOVACIÓN PARA APOYAR LA REVOLUCIÓN AGRARIA (Ciara)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Para el año 2016 la Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria, tiene como objetivo coadyuvar al logro de la soberanía alimentaria del país, por lo que su gestión está sustentada en lo establecido en las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", buscando potenciar la participación de las comunidades rurales y periurbanas del país, a través de un proceso local de organización, capacitación, innovación y acompañamiento socio-productivo, como base de un sistema nacional de extensión y fortalecimiento de las capacidades humanas, que propendan el afianzamiento de un modelo de producción socialista.

En tal sentido, la ejecución de sus proyectos tienen como propósito consolidar las unidades de producción familiar y comunal; consolidar las organizaciones de los Fundos Zamoranos y comunidades periféricas como modelo del desarrollo rural integral y sustentable en el marco del socialismo bolivariano; así como promover la formación integral del manejo productivo sustentable del café, para el desarrollo de las familias cafetaleras de la zona andina venezolana. Además, la Fundación Ciara está enfocada en mejorar las condiciones de vida de las poblaciones rurales de las zonas semiáridas de los estados Lara y Falcón, y de los habitantes de las zonas áridas de los estados Nueva Esparta y Sucre.

El Presupuesto de Recursos y Egresos para el año 2016, alcanza la cantidad de Bs. 780.221.066, el cual comprende Bs. 369.256.609 para proyectos y Bs. 410.964.457 para las acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**401.623.683**
INGRESOS CORRIENTES ORDINARIOS	401.623.683
TRANSFERENCIAS CORRIENTES	401.623.683
Transferencias corrientes del sector público	401.623.683
Transferencias corrientes internas recibidas del sector público	401.623.683
De la República	401.623.683
INGRESOS DE CAPITAL	**378.597.383**
RECURSOS PROPIOS DE CAPITAL	9.340.774
Incremento de la depreciación y amortización acumuladas	9.340.774
TRANSFERENCIAS Y DONACIONES DE CAPITAL	369.256.609
Transferencias y donaciones de capital del sector público	369.256.609
Transferencias de capital recibidas del sector público	369.256.609
De la República	369.256.609
TOTAL RECURSOS	**780.221.066**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**723.986.735**
GASTOS DE CONSUMO	681.628.747
Remuneraciones	505.804.314
Sueldos, salarios y otras retribuciones	203.987.749
Beneficios y complementos de sueldos y salarios	101.544.261
Aportes patronales	30.735.740
Prestaciones sociales y otras indemnizaciones	49.869.337
Asistencia socioeconómica	119.667.227
Compra de bienes y servicios	144.715.445
Bienes de consumo	77.453.648
Servicios no personales	67.261.797
Impuestos indirectos	21.768.214
Depreciación y amortización	9.340.774
TRANSFERENCIAS Y DONACIONES CORRIENTES	42.357.988
Al sector privado	31.941.626
Transferencias corrientes al sector privado	10.490.837
Directas a personas	10.490.837
Pensiones y otros beneficios asociados	1.768.893
Jubilaciones y otros beneficios asociados	8.721.944
Donaciones corrientes al sector privado	21.450.789
Donaciones a personas	5.355.379
Donaciones a instituciones sin fines de lucro	16.095.410
Al sector público	10.416.362
Transferencias corrientes al sector público	10.416.362
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	10.416.362
GASTOS DE CAPITAL	**56.234.331**
INVERSIÓN REAL DIRECTA	29.939.331
Formación bruta de capital fijo	29.939.331
Maquinaria, equipos y otros bienes muebles	24.934.531
Construcciones de bienes de dominio privado	604.800
Construcciones de bienes de dominio público	4.400.000

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
TRANSFERENCIAS Y DONACIONES DE CAPITAL	26.295.000
Al sector privado	26.295.000
Transferencias de capital al sector privado	26.295.000
A personas	26.295.000
TOTAL EGRESOS	**780.221.066**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Meta				Fecha de Inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
N.E	Ppto.		Unidad de Medida	Cant.	Género: Fem.	Género: Masc.							
116874	A04650021000	Desarrollo integral y sustentable para las zonas áridas de los estados Nueva Esparta y Sucre (PROSANESU)	Comunidad	202			01/04/2013	30/06/2020	168.461.843	110.480.042	54.071.054	76.487.061	409.500.000
120572	A04650025000	Consolidación integral de los fundos zamoranos y comunidades periféricas	Organización	88			01/04/2014	31/12/2019	70.403.648	69.100.355	60.794.275	69.172.305	269.470.583
121108	A04650023000	Desarrollo rural sustentable para la seguridad alimentaria de las zonas semiáridas de los estados Lara y Falcón (PROSALAFA III)	Persona	80.000	40.000	40.000	01/01/2014	31/12/2019	104.843.158	62.157.191	166.496.174	309.103.477	642.600.000
121291	A04650024000	Formación integral del manejo productivo sustentable del café, para el desarrollo de las familias cafetaleras de la zona andina venezolana (Café Andino)	Familia	5.800			01/01/2014	30/06/2019	36.238.497	32.582.354	35.840.590	227.206.770	331.868.211
129393	A04650026000	Capacitación integral en agricultura familiar comunal	Familia	10.000			01/01/2016	31/03/2021		94.936.667	107.572.551	1.071.345.557	1.273.854.775
		TOTAL							379.947.146	369.256.609	424.774.644	1.753.316.170	2.927.293.569

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
116874	Desarrollo integral y sustentable para las zonas áridas de los estados Nueva Esparta y Sucre (PROSANESU)	Comunidad	202				89.080.649	21.399.393				110.480.042
120572	Consolidación integral de los fundos zamoranos y comunidades periféricas	Organización	88					69.100.355				69.100.355
121108	Desarrollo rural sustentable para la seguridad alimentaria de las zonas semiáridas de los estados Lara y Falcón (PROSALAFA III)	Persona	80.000	40.000	40.000		8.631.000	53.526.191				62.157.191
121291	Formación integral del manejo productivo sustentable del café, para el desarrollo de las familias cafetaleras de la zona andina venezolana (Café Andino)	Familia	5.800					32.582.354				32.582.354
129393	Capacitación integral en agricultura familiar comunal	Familia	10.000					94.936.667				94.936.667
TOTAL							97.711.649	271.544.960				369.256.609

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			311.976.731				311.976.731
02	Gestión Administrativa	9.340.774		79.156.115				88.496.889
03	Previsión y Protección Social			10.490.837				10.490.837
	TOTAL	9.340.774		401.623.683				410.964.457

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**472**	**567**	**142**	**1.181**	**102.189.220**	**22.949.577**	**125.138.797**
Alto Nivel y de Dirección		1		1	10.390.919		10.390.919
Directivo	28	33	3	64	10.049.760		10.049.760
Profesional y Técnico	378	376	119	873	67.542.614	19.379.515	86.922.129
Personal Administrativo	66	157	20	243	14.205.927	3.570.062	17.775.989
TOTAL	472	567	142	1.181	102.189.220	22.949.577	125.138.797

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	7	24	31	**8.721.944**
Empleados	7	24	31	8.721.944
Pensionados	8	5	13	**1.768.893**
Empleados	8	5	13	1.768.893
TOTAL	15	29	44	10.490.837

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	505.804.314
4.02	Materiales, suministros y mercancías	77.453.648
4.03	Servicios no personales	89.030.011
4.04	Activos reales	29.939.331
4.07	Transferencias y donaciones	68.652.988
4.08	Otros gastos	9.340.774
	TOTAL	**780.221.066**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	401.623.683
INGRESOS CORRIENTES ORDINARIOS	401.623.683
TRANSFERENCIAS CORRIENTES	401.623.683
Transferencias corrientes del sector público	401.623.683
Transferencias corrientes internas recibidas del sector público	401.623.683
De la República	401.623.683
Ministerio del Poder Popular para la Agricultura y Tierras	401.623.683
Recursos Ordinarios	401.623.683
1.2 GASTOS CORRIENTES	723.986.735
GASTOS DE CONSUMO	681.628.747
Remuneraciones	505.804.314
Sueldos, salarios y otras retribuciones	203.987.749
Beneficios y complementos de sueldos y salarios	101.544.261
Aportes patronales	30.735.740
Prestaciones sociales y otras indemnizaciones	49.869.337
Asistencia socioeconómica	119.667.227
Compra de bienes y servicios	144.715.445
Bienes de consumo	77.453.648
Servicios no personales	67.261.797
Impuestos indirectos	21.768.214
Depreciación y amortización	9.340.774
TRANSFERENCIAS Y DONACIONES CORRIENTES	42.357.988
Al sector privado	31.941.626
Transferencias corrientes al sector privado	10.490.837
Directas a personas	10.490.837
Pensiones y otros beneficios asociados	1.768.893
Jubilaciones y otros beneficios asociados	8.721.944
Donaciones corrientes al sector privado	21.450.789
Donaciones a personas	5.355.379
Donaciones a instituciones sin fines de lucro	16.095.410
Al sector público	10.416.362
Transferencias corrientes al sector público	10.416.362
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	10.416.362
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	(322.363.052)

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**56.234.331**
RECURSOS PROPIOS DE CAPITAL	(313.022.278)
Desahorro en cuenta corriente	(322.363.052)
Incremento de la depreciación y amortización acumuladas	9.340.774
TRANSFERENCIAS Y DONACIONES DE CAPITAL	369.256.609
Transferencias y donaciones de capital del sector público	369.256.609
Transferencias de capital recibidas del sector público	369.256.609
De la República	369.256.609
Ministerio del Poder Popular para la Agricultura y Tierras	369.256.609
Recursos Ordinarios	271.544.960
Proyectos por Endeudamiento	97.711.649
Desarrollo integral y sustentable para las zonas áridas de los estados Nueva Esparta y Sucre (PROSANESU)	89.080.649
Desarrollo rural sustentable para la seguridad alimentaria de las zonas semiáridas de los estados Lara y Falcón (PROSALAFA III)	8.631.000
2.2 GASTOS DE CAPITAL	**56.234.331**
INVERSIÓN REAL DIRECTA	29.939.331
Formación bruta de capital fijo	29.939.331
Maquinaria, equipos y otros bienes muebles	24.934.531
Construcciones de bienes de dominio privado	604.800
Construcciones de bienes de dominio público	4.400.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	26.295.000
Al sector privado	26.295.000
Transferencias de capital al sector privado	26.295.000
A personas	26.295.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0844

Instituto Socialista de la Pesca y Acuicultura (INSOPESCA)

INSTITUTO SOCIALISTA DE LA PESCA Y ACUICULTURA (Insopesca)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Para el año 2016 el Instituto tiene como propósito el fomento del desarrollo de la actividad pesquera y acuícola tanto en el ámbito rural como urbano, para contribuir al logro de la seguridad alimentaria del país, mediante la ejecución de políticas que garanticen el abastecimiento de la población venezolana. En tal sentido, su gestión está sustentada en las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", en lo que respecta a la promoción del sector pesquero a través de la modernización de la infraestructura pesquera marítima y fluvial, por lo cual se tiene previsto la construcción y recuperación de muelles para el fortalecimiento del sector de pesca artesanal.

El Presupuesto de Recursos y Egresos para el ejercicio fiscal 2016 se ubica en la cantidad de Bs. 954.665.084, distribuido en Bs. 91.639.231 para proyectos y Bs. 863.025.853 para acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**859.525.853**
INGRESOS CORRIENTES ORDINARIOS	859.525.853
INGRESOS NO TRIBUTARIOS	46.500.000
Tasas	46.500.000
TRANSFERENCIAS CORRIENTES	813.025.853
Transferencias corrientes del sector público	813.025.853
Transferencias corrientes internas recibidas del sector público	813.025.853
De la República	813.025.853
INGRESOS DE CAPITAL	**95.139.231**
RECURSOS PROPIOS DE CAPITAL	3.500.000
Incremento de la depreciación y amortización acumuladas	3.500.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	91.639.231
Transferencias y donaciones de capital del sector público	91.639.231
Transferencias de capital recibidas del sector público	91.639.231
De la República	91.639.231
TOTAL RECURSOS	**954.665.084**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**847.435.334**
GASTOS DE CONSUMO	823.107.506
Remuneraciones	714.856.155
Sueldos, salarios y otras retribuciones	211.764.647
Beneficios y complementos de sueldos y salarios	134.236.510
Aportes patronales	32.175.658
Prestaciones sociales y otras indemnizaciones	49.337.888
Asistencia socioeconómica	286.941.452
Otros gastos de personal	400.000
Compra de bienes y servicios	78.437.820
Bienes de consumo	31.031.481
Servicios no personales	47.406.339
Impuestos indirectos	26.313.531
Depreciación y amortización	3.500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	24.327.828
Al sector privado	24.167.828
Transferencias corrientes al sector privado	23.067.828
Directas a personas	23.067.828
Pensiones y otros beneficios asociados	4.605.184
Jubilaciones y otros beneficios asociados	18.462.644
Donaciones corrientes al sector privado	1.100.000
Donaciones a personas	800.000
Donaciones a instituciones sin fines de lucro	300.000
Al sector público	160.000
Donaciones corrientes al sector público	160.000
A la República	60.000
A entes descentralizados con fines empresariales no petroleros	100.000
GASTOS DE CAPITAL	**107.229.750**
INVERSIÓN REAL DIRECTA	107.229.750
Formación bruta de capital fijo	107.229.750
Maquinaria, equipos y otros bienes muebles	14.830.519
Construcciones de bienes de dominio privado	66.603.478
Construcciones de bienes de dominio público	7.160.000
Producción propia (gastos capitalizables)	18.635.753
Compra de bienes y servicios	18.635.753

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
Bienes de consumo	4.853.464
Servicios no personales	13.782.289
TOTAL EGRESOS	954.665.084

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Meta				Fecha de Inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
N.E	Ppto.		Unidad de Medida	Cant.	Género								
					Fem.	Masc.							
121075	A08440032000	Construcción y recuperación de la infraestructura pesquera (muelles) para el fortalecimiento del sector artesanal (Fase I)	Puerto	9			02/01/2014	28/12/2018	148.579.446	21.688.100	148.732.454	1.121.000.000	1.440.000.000
129459	A08440037000	Construcción y remodelación de sedes de Insopesca a nivel nacional	Sede	74			02/01/2016	30/12/2018		69.951.131	169.048.869	379.600.000	618.600.000
TOTAL									148.579.446	91.639.231	317.781.323	1.500.600.000	2.058.600.000

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Ingresos Propios	De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
121075	Construcción y recuperación de la infraestructura pesquera (muelles) para el fortalecimiento del sector artesanal (Fase I)	Puerto	9					21.688.100				21.688.100
129459	Construcción y remodelación de sedes de Insopesca a nivel nacional	Sede	74					69.951.131				69.951.131
	TOTAL							91.639.231				91.639.231

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	46.500.000		694.958.025				741.458.025
02	Gestión Administrativa	3.500.000		95.000.000				98.500.000
03	Previsión y Protección Social			23.067.828				23.067.828
	TOTAL	50.000.000		813.025.853				863.025.853

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**219**	**366**	**313**	**898**	**58.002.000**	**8.570.000**	**66.572.000**
Alto Nivel y de Dirección	1			1	54.000		54.000
Directivo	23	24	96	143	9.451.941		9.451.941
Profesional y Técnico	112	145	105	362	23.927.291	4.172.358	28.099.649
Personal Administrativo	33	47	92	172	11.368.768	2.343.642	13.712.410
Obrero	50	150	20	220	13.200.000	2.054.000	15.254.000
Personal Contratado	**236**	**194**		**430**	**28.380.000**		**28.380.000**
Profesional y Técnico	236	194		430	28.380.000		28.380.000
TOTAL	**455**	**560**	**313**	**1.328**	**86.382.000**	**8.570.000**	**94.952.000**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**41**	**54**	**95**	**18.462.644**
Empleados	41	54	95	18.462.644
Pensionados	**17**	**8**	**25**	**4.605.184**
Empleados	17	8	25	4.605.184
TOTAL	**58**	**62**	**120**	**23.067.828**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	714.856.155
4.02	Materiales, suministros y mercancías	35.884.945
4.03	Servicios no personales	87.502.159
4.04	Activos reales	88.593.997
4.07	Transferencias y donaciones	24.327.828
4.08	Otros gastos	3.500.000
	TOTAL	**954.665.084**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**859.525.853**
INGRESOS CORRIENTES ORDINARIOS	859.525.853
INGRESOS NO TRIBUTARIOS	46.500.000
Tasas	46.500.000
TRANSFERENCIAS CORRIENTES	813.025.853
Transferencias corrientes del sector público	813.025.853
Transferencias corrientes internas recibidas del sector público	813.025.853
De la República	813.025.853
Ministerio del Poder Popular para la Agricultura y Tierras	813.025.853
Recursos Ordinarios	813.025.853
1.2 GASTOS CORRIENTES	**847.435.334**
GASTOS DE CONSUMO	823.107.506
Remuneraciones	714.856.155
Sueldos, salarios y otras retribuciones	211.764.647
Beneficios y complementos de sueldos y salarios	134.236.510
Aportes patronales	32.175.658
Prestaciones sociales y otras indemnizaciones	49.337.888
Asistencia socioeconómica	286.941.452
Otros gastos de personal	400.000
Compra de bienes y servicios	78.437.820
Bienes de consumo	31.031.481
Servicios no personales	47.406.339
Impuestos indirectos	26.313.531
Depreciación y amortización	3.500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	24.327.828
Al sector privado	24.167.828
Transferencias corrientes al sector privado	23.067.828
Directas a personas	23.067.828
Pensiones y otros beneficios asociados	4.605.184
Jubilaciones y otros beneficios asociados	18.462.644
Donaciones corrientes al sector privado	1.100.000
Donaciones a personas	800.000
Donaciones a instituciones sin fines de lucro	300.000
Al sector público	160.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Donaciones corrientes al sector público	160.000
A la República	60.000
A entes descentralizados con fines empresariales no petroleros	100.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**12.090.519**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**107.229.750**
RECURSOS PROPIOS DE CAPITAL	15.590.519
Ahorro en cuenta corriente	12.090.519
Incremento de la depreciación y amortización acumuladas	3.500.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	91.639.231
Transferencias y donaciones de capital del sector público	91.639.231
Transferencias de capital recibidas del sector público	91.639.231
De la República	91.639.231
Ministerio del Poder Popular para la Agricultura y Tierras	91.639.231
Recursos Ordinarios	91.639.231
2.2 GASTOS DE CAPITAL	**107.229.750**
INVERSIÓN REAL DIRECTA	107.229.750
Formación bruta de capital fijo	107.229.750
Maquinaria, equipos y otros bienes muebles	14.830.519
Construcciones de bienes de dominio privado	66.603.478
Construcciones de bienes de dominio público	7.160.000
Producción propia (gastos capitalizables)	18.635.753
Compra de bienes y servicios	18.635.753
Bienes de consumo	4.853.464
Servicios no personales	13.782.289
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0933

Instituto Nacional de Desarrollo Rural (INDER)

INSTITUTO NACIONAL DE DESARROLLO RURAL (Inder)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Para el año 2016 el Instituto continuará fortaleciendo el desarrollo rural integral del país, a través de la dirección, coordinación y ejecución las políticas y los planes nacionales vinculados con el registro y el saneamiento de tierras que establece el Ejecutivo Nacional. Asimismo, promoverá y velará por el uso sustentable de los recursos hídricos de los sistemas de riego, para fortalecer la producción, transformación y comercialización de los rubros agroalimentarios, por lo que su gestión se orientará a la implementación de procesos participativos de las comunidades, los productores y productoras; además, impulsará la construcción, rehabilitación y mantenimiento de la infraestructura productiva de los sistemas de riego, saneamiento de tierras, vialidad y servicios básicos de apoyo a la producción agrícola nacional.

Los proyectos que ejecutará el Inder se enmarcan dentro de las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", relativos a la realización de dragado de ríos, caños y quebradas; construcción de diques marginales, muros de contención y otras obras de protección contra inundaciones. A su vez, se dará mantenimiento a la infraestructura hidráulica para el saneamiento de tierras y se rehabilitarán los centros de acopio, con el propósito de contribuir con la soberanía alimentaria del país.

El Presupuesto de Recursos y Egresos para el ejercicio económico financiero 2016 asciende a la cantidad de Bs. 1.124.579.742, de los cuales Bs. 108.896.758 se destinarán a la inversión en proyectos y Bs. 1.015.682.984 a las acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.001.682.984**
INGRESOS CORRIENTES ORDINARIOS	1.001.682.984
TRANSFERENCIAS CORRIENTES	1.001.682.984
Transferencias corrientes del sector público	1.001.682.984
Transferencias corrientes internas recibidas del sector público	1.001.682.984
De la República	1.001.682.984
INGRESOS DE CAPITAL	**122.896.758**
RECURSOS PROPIOS DE CAPITAL	14.000.000
Incremento de la depreciación y amortización acumuladas	14.000.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	108.896.758
Transferencias y donaciones de capital del sector público	108.896.758
Transferencias de capital recibidas del sector público	108.896.758
De la República	108.896.758
TOTAL RECURSOS	**1.124.579.742**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**998.246.667**
GASTOS DE CONSUMO	985.187.135
Remuneraciones	814.416.566
Sueldos, salarios y otras retribuciones	253.620.707
Beneficios y complementos de sueldos y salarios	217.194.773
Aportes patronales	31.921.400
Prestaciones sociales y otras indemnizaciones	93.377.346
Asistencia socioeconómica	218.302.340
Compra de bienes y servicios	127.480.472
Bienes de consumo	45.781.901
Servicios no personales	81.698.571
Impuestos indirectos	29.290.097
Depreciación y amortización	14.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	13.059.532
Al sector privado	13.059.532
Transferencias corrientes al sector privado	2.961.532
Directas a personas	2.961.532
Jubilaciones y otros beneficios asociados	2.961.532
Donaciones corrientes al sector privado	10.098.000
Donaciones a personas	3.648.008
Donaciones a instituciones sin fines de lucro	6.449.992
GASTOS DE CAPITAL	**126.333.075**
INVERSIÓN REAL DIRECTA	126.333.075
Formación bruta de capital fijo	126.333.075
Maquinaria, equipos y otros bienes muebles	17.436.317
Construcciones de bienes de dominio privado	58.680.154
Construcciones de bienes de dominio público	31.008.875
Producción propia (gastos capitalizables)	19.207.729
Compra de bienes y servicios	19.207.729
Servicios no personales	19.207.729
TOTAL EGRESOS	**1.124.579.742**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
129489	Saneamiento y recuperación de tierras en áreas con potencial agrícola	Hectárea	1.690					65.064.299				65.064.299
129493	Rehabilitación suministro y equipamiento de centros de acopio	Unidad	2					43.832.459				43.832.459
	TOTAL							108.896.758				108.896.758

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			878.721.452				878.721.452
02	Gestión Administrativa	14.000.000		120.000.000				134.000.000
03	Previsión y Protección Social			2.961.532				2.961.532
	TOTAL	14.000.000		1.001.682.984				1.015.682.984

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**314**	**344**	**164**	**822**	**100.282.759**	**11.524.932**	**111.807.691**
Alto Nivel y de Dirección		1		1	161.014		161.014
Directivo	48	28		76	7.222.058		7.222.058
Profesional y Técnico	194	203	84	481	65.183.179	11.524.932	76.708.111
Personal Administrativo	26	21	80	127	17.210.528		17.210.528
Obrero	46	91		137	10.505.980		10.505.980
Personal Contratado	**165**	**217**		**382**	**30.849.567**		**30.849.567**
Profesional y Técnico	56	57		113	9.125.657		9.125.657
Personal Administrativo	109	160		269	21.723.910		21.723.910
TOTAL	479	561	164	1.204	131.132.326	11.524.932	142.657.258

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**5**	**10**	**15**	**2.961.532**
Empleados	5	10	15	2.961.532
TOTAL	5	10	15	2.961.532

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	814.416.566
4.02	Materiales, suministros y mercancías	45.781.901
4.03	Servicios no personales	130.196.397
4.04	Activos reales	107.125.346
4.07	Transferencias y donaciones	13.059.532
4.08	Otros gastos	14.000.000
	TOTAL	1.124.579.742

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.001.682.984**
INGRESOS CORRIENTES ORDINARIOS	1.001.682.984
TRANSFERENCIAS CORRIENTES	1.001.682.984
Transferencias corrientes del sector público	1.001.682.984
Transferencias corrientes internas recibidas del sector público	1.001.682.984
De la República	1.001.682.984
Ministerio del Poder Popular para la Agricultura y Tierras	1.001.682.984
Recursos Ordinarios	1.001.682.984
1.2 GASTOS CORRIENTES	**998.246.667**
GASTOS DE CONSUMO	985.187.135
Remuneraciones	814.416.566
Sueldos, salarios y otras retribuciones	253.620.707
Beneficios y complementos de sueldos y salarios	217.194.773
Aportes patronales	31.921.400
Prestaciones sociales y otras indemnizaciones	93.377.346
Asistencia socioeconómica	218.302.340
Compra de bienes y servicios	127.480.472
Bienes de consumo	45.781.901
Servicios no personales	81.698.571
Impuestos indirectos	29.290.097
Depreciación y amortización	14.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	13.059.532
Al sector privado	13.059.532
Transferencias corrientes al sector privado	2.961.532
Directas a personas	2.961.532
Jubilaciones y otros beneficios asociados	2.961.532
Donaciones corrientes al sector privado	10.098.000
Donaciones a personas	3.648.008
Donaciones a instituciones sin fines de lucro	6.449.992
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**3.436.317**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**126.333.075**
RECURSOS PROPIOS DE CAPITAL	17.436.317
Ahorro en cuenta corriente	3.436.317
Incremento de la depreciación y amortización acumuladas	14.000.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
TRANSFERENCIAS Y DONACIONES DE CAPITAL	108.896.758
Transferencias y donaciones de capital del sector público	108.896.758
Transferencias de capital recibidas del sector público	108.896.758
De la República	108.896.758
Ministerio del Poder Popular para la Agricultura y Tierras	108.896.758
Recursos Ordinarios	108.896.758
2.2 GASTOS DE CAPITAL	**126.333.075**
INVERSIÓN REAL DIRECTA	126.333.075
Formación bruta de capital fijo	126.333.075
Maquinaria, equipos y otros bienes muebles	17.436.317
Construcciones de bienes de dominio privado	58.680.154
Construcciones de bienes de dominio público	31.008.875
Producción propia (gastos capitalizables)	19.207.729
Compra de bienes y servicios	19.207.729
Servicios no personales	19.207.729
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0935

Instituto Nacional de Tierras (INTI)

INSTITUTO NACIONAL DE TIERRAS (Inti)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Nacional de Tierras tiene como objetivo para el año 2016 garantizar la administración, distribución y regularización de las tierras con vocación de uso agrícola, para convertirlas en unidades económicas productivas, con la finalidad de asegurar la biodiversidad, seguridad agroalimentaria de la población, de acuerdo a lo establecido en las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", en lo relativo a eliminar el latifundio, a través de la implementación del proceso de organización, regularización y zonificación agroecológica en base a las capacidades de uso de la tierra y crear un sistema que garantice el acceso justo y uso racional del recurso suelo.

Para el año 2016 se desarrollarán los proyectos de afectación de tierras y pago de mejoras y bienhechurías, optimización de los sistemas y plataforma tecnológica de los procesos de rescates y regularización de tierras; así como el mejoramiento y adecuación de las áreas de atención al público en las oficinas regionales y jefaturas territoriales.

El Presupuesto de Recursos y Egresos del año 2016 asciende a la cantidad de Bs. 1.717.964.965, distribuido en Bs. 135.550.623 para proyectos y Bs. 1.582.414.342 para acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.582.331.056**
INGRESOS CORRIENTES ORDINARIOS	1.582.331.056
TRANSFERENCIAS CORRIENTES	1.582.331.056
Transferencias corrientes del sector público	1.582.331.056
Transferencias corrientes internas recibidas del sector público	1.582.331.056
De la República	1.582.331.056
INGRESOS DE CAPITAL	**135.633.909**
RECURSOS PROPIOS DE CAPITAL	83.286
Incremento de la depreciación y amortización acumuladas	83.286
TRANSFERENCIAS Y DONACIONES DE CAPITAL	135.550.623
Transferencias y donaciones de capital del sector público	135.550.623
Transferencias de capital recibidas del sector público	135.550.623
De la República	135.550.623
TOTAL RECURSOS	**1.717.964.965**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.562.369.068**
GASTOS DE CONSUMO	1.539.856.793
Remuneraciones	1.401.397.169
Sueldos, salarios y otras retribuciones	402.898.975
Beneficios y complementos de sueldos y salarios	283.628.971
Aportes patronales	77.458.822
Prestaciones sociales y otras indemnizaciones	138.280.297
Asistencia socioeconómica	499.130.104
Compra de bienes y servicios	112.419.412
Bienes de consumo	36.228.752
Servicios no personales	76.190.660
Impuestos indirectos	25.956.926
Depreciación y amortización	83.286
TRANSFERENCIAS Y DONACIONES CORRIENTES	22.512.275
Al sector privado	22.512.275
Transferencias corrientes al sector privado	20.795.109
Directas a personas	20.795.109
Pensiones y otros beneficios asociados	7.533.999
Jubilaciones y otros beneficios asociados	13.261.110
Donaciones corrientes al sector privado	1.717.166
Donaciones a personas	1.517.166
Donaciones a instituciones sin fines de lucro	200.000
GASTOS DE CAPITAL	**151.085.817**
INVERSIÓN REAL DIRECTA	151.085.817
Formación bruta de capital fijo	139.085.817
Edificios e instalaciones	30.000.000
Maquinaria, equipos y otros bienes muebles	59.804.524
Construcciones de bienes de dominio privado	17.268.940
Producción propia (gastos capitalizables)	32.012.353
Compra de bienes y servicios	32.012.353
Bienes de consumo	4.819.420
Servicios no personales	27.192.933
Tierras y terrenos	12.000.000
APLICACIONES FINANCIERAS	**4.510.080**
DISMINUCIÓN DE PASIVOS	4.510.080

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
Disminución de cuentas y efectos por pagar	4.510.080
Disminución de cuentas y efectos por pagar a corto plazo	4.510.080
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.000.000
Disminución cuentas por pagar a proveedores a corto plazo	3.510.080
TOTAL EGRESOS	1.717.964.965

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
129467	Afectación de tierras y pago de mejoras y bienhechurías 2016	Indemnización	5					65.064.299				65.064.299
129482	Optimización de los sistemas y plataforma tecnológica de los procesos de rescates y regularización de tierras	Sistema	1					16.266.075				16.266.075
129484	Mejoramiento y adecuación de las áreas de atención al público en las oficinas regionales y jefaturas territoriales de tierras	Oficina	5					54.220.249				54.220.249
TOTAL								135.550.623				135.550.623

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			1.441.146.146				1.441.146.146
02	Gestión Administrativa	83.286		118.889.801				118.973.087
03	Previsión y Protección Social			20.795.109				20.795.109
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres			1.500.000				1.500.000
TOTAL		83.286		1.582.331.056				1.582.414.342

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1.252**	**1.346**		**2.598**	**139.265.703**	**111.091.230**	**250.356.933**
Alto Nivel y de Dirección	1			1	78.000		78.000
Directivo	207	166		373	23.571.852		23.571.852
Profesional y Técnico	790	692		1.482	73.654.420	78.486.857	152.141.277
Personal Administrativo	153	133		286	20.517.595	24.098.318	44.615.913
Obrero	101	355		456	21.443.836	8.506.055	29.949.891
Personal Contratado	**432**	**441**		**873**	**42.684.639**		**42.684.639**
Profesional y Técnico	324	310		634	32.240.431		32.240.431
Personal Administrativo	102	126		228	9.156.620		9.156.620
Personal Médico	6	5		11	1.287.588		1.287.588
TOTAL	**1.684**	**1.787**		**3.471**	**181.950.342**	**111.091.230**	**293.041.572**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**15**	**10**	**25**	**13.261.110**
Empleados	15	10	25	13.261.110
Pensionados	**6**	**12**	**18**	**7.533.999**
Empleados	6	12	18	7.533.999
TOTAL	**21**	**22**	**43**	**20.795.109**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	1.401.397.169
4.02	Materiales, suministros y mercancías	41.048.172
4.03	Servicios no personales	129.340.519
4.04	Activos reales	119.073.464
4.07	Transferencias y donaciones	22.512.275
4.08	Otros gastos	83.286
4.11	Disminución de pasivos	4.510.080
	TOTAL	**1.717.964.965**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.582.331.056**
INGRESOS CORRIENTES ORDINARIOS	1.582.331.056
TRANSFERENCIAS CORRIENTES	1.582.331.056
Transferencias corrientes del sector público	1.582.331.056
Transferencias corrientes internas recibidas del sector público	1.582.331.056
De la República	1.582.331.056
Ministerio del Poder Popular para la Agricultura y Tierras	1.582.331.056
Recursos Ordinarios	1.582.331.056
1.2 GASTOS CORRIENTES	**1.562.369.068**
GASTOS DE CONSUMO	1.539.856.793
Remuneraciones	1.401.397.169
Sueldos, salarios y otras retribuciones	402.898.975
Beneficios y complementos de sueldos y salarios	283.628.971
Aportes patronales	77.458.822
Prestaciones sociales y otras indemnizaciones	138.280.297
Asistencia socioeconómica	499.130.104
Compra de bienes y servicios	112.419.412
Bienes de consumo	36.228.752
Servicios no personales	76.190.660
Impuestos indirectos	25.956.926
Depreciación y amortización	83.286
TRANSFERENCIAS Y DONACIONES CORRIENTES	22.512.275
Al sector privado	22.512.275
Transferencias corrientes al sector privado	20.795.109
Directas a personas	20.795.109
Pensiones y otros beneficios asociados	7.533.999
Jubilaciones y otros beneficios asociados	13.261.110
Donaciones corrientes al sector privado	1.717.166
Donaciones a personas	1.517.166
Donaciones a instituciones sin fines de lucro	200.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**19.961.988**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**155.595.897**
RECURSOS PROPIOS DE CAPITAL	20.045.274
Ahorro en cuenta corriente	19.961.988

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Incremento de la depreciación y amortización acumuladas	83.286
TRANSFERENCIAS Y DONACIONES DE CAPITAL	135.550.623
Transferencias y donaciones de capital del sector público	135.550.623
Transferencias de capital recibidas del sector público	135.550.623
De la República	135.550.623
Ministerio del Poder Popular para la Agricultura y Tierras	135.550.623
Recursos Ordinarios	135.550.623
2.2 GASTOS DE CAPITAL	**151.085.817**
INVERSIÓN REAL DIRECTA	151.085.817
Formación bruta de capital fijo	139.085.817
Edificios e instalaciones	30.000.000
Maquinaria, equipos y otros bienes muebles	59.804.524
Construcciones de bienes de dominio privado	17.268.940
Producción propia (gastos capitalizables)	32.012.353
Compra de bienes y servicios	32.012.353
Bienes de consumo	4.819.420
Servicios no personales	27.192.933
Tierras y terrenos	12.000.000
2.3 RESULTADO FINANCIERO : SUPERAVIT	**4.510.080**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**4.510.080**
SUPERÁVIT FINANCIERO	4.510.080
3.2 APLICACIONES FINANCIERAS	**4.510.080**
DISMINUCIÓN DE PASIVOS	4.510.080
Disminución de cuentas y efectos por pagar	4.510.080
Disminución de cuentas y efectos por pagar a corto plazo	4.510.080
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.000.000
Disminución cuentas por pagar a proveedores a corto plazo	3.510.080

A1302

Fondo para el Desarrollo Agrario Socialista (FONDAS)

FONDO PARA EL DESARROLLO AGRARIO SOCIALISTA (Fondas)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Fondo para el Desarrollo Agrario Socialista, en el año 2016 continuará contribuyendo al alcance y consolidación de la soberanía y la seguridad alimentaria, impulsando la participación de los productores y productoras bajo las formas organizativas como son los consejos comunales y consejos de campesinos, pescadores e indígenas; además, de las redes de productores libres y asociados, a los fines de atenderlos mediante el financiamiento de la actividad productiva en los sectores vegetal, animal, forestal, acuícola y pesquero. Su gestión está orientada a fortalecer el desarrollo de un sistema agrario socialista conforme a las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", en cuanto a la implementación de un conjunto de políticas públicas de apoyo a la producción, organización del sector rural y participación del poder popular.

Durante el año 2016 se desarrollarán proyectos orientados al fortalecimiento de la capacidad logística del sistema de distribución y comercialización, así como el desarrollo y consolidación de la agricultura urbana y periurbana, por lo que el Fondas busca integrar a las comunidades para la consolidación de las unidades de producción agroecológicas, para avanzar en el fortalecimiento de la soberanía alimentaria a nivel nacional.

El Presupuesto de Recursos y Egresos para el año 2016 alcanza la cantidad de Bs. 766.819.315, de los cuales corresponden Bs. 40.910.188 para proyectos y Bs. 725.909.127 para las acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**724.424.127**
INGRESOS CORRIENTES ORDINARIOS	724.424.127
TRANSFERENCIAS CORRIENTES	724.424.127
Transferencias corrientes del sector público	724.424.127
Transferencias corrientes internas recibidas del sector público	724.424.127
De la República	724.424.127
INGRESOS DE CAPITAL	**42.395.188**
RECURSOS PROPIOS DE CAPITAL	135.000
Incremento de la depreciación y amortización acumuladas	135.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	42.260.188
Transferencias y donaciones de capital del sector público	42.260.188
Transferencias de capital recibidas del sector público	42.260.188
De la República	42.260.188
TOTAL RECURSOS	**766.819.315**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**765.469.315**
GASTOS DE CONSUMO	765.348.227
Remuneraciones	705.062.721
Sueldos, salarios y otras retribuciones	328.543.417
Beneficios y complementos de sueldos y salarios	185.455.009
Aportes patronales	54.587.094
Prestaciones sociales y otras indemnizaciones	87.117.396
Asistencia socioeconómica	49.359.805
Compra de bienes y servicios	57.010.070
Bienes de consumo	20.092.886
Servicios no personales	36.917.184
Impuestos indirectos	3.140.436
Depreciación y amortización	135.000
GASTOS DE LA PROPIEDAD	34.597
Derechos sobre bienes intangibles	34.597
OTROS GASTOS CORRIENTES	86.491
Otros gastos corrientes	86.491
Bienes y servicios para la venta	86.491
GASTOS DE CAPITAL	**1.350.000**
INVERSIÓN REAL DIRECTA	1.350.000
Formación bruta de capital fijo	1.350.000
Maquinaria, equipos y otros bienes muebles	1.350.000
TOTAL EGRESOS	**766.819.315**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Meta				Fecha de Inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
N.E	Ppto.		Unidad de Medida	Cant.	Género								
					Fem.	Masc.							
106339	A04650018000	Proyecto de desarrollo y consolidación de agricultura urbana y periurbana	Unidad	122.867			01/01/2010	31/12/2019	791.306.984	21.123.369	184.767.503	846.346.224	1.843.544.080
		TOTAL							791.306.984	21.123.369	184.767.503	846.346.224	1.843.544.080

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
106339	Proyecto de desarrollo y consolidación de agricultura urbana y periurbana	Unidad	122.867					21.123.369				21.123.369
129397	Establecer la capacidad logística del sistema de distribución y comercialización del Fondas año 2016	Tonelada	9.600					19.786.819				19.786.819
	TOTAL							**40.910.188**				**40.910.188**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			684.316.287				684.316.287
02	Gestión Administrativa	135.000		41.457.840				41.592.840
	TOTAL	**135.000**		**725.774.127**				**725.909.127**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**178**	**583**		**761**	**40.026.670**		**40.026.670**
Alto Nivel y de Dirección		1		1	156.900		156.900
Directivo	21	59		80	9.210.810		9.210.810
Obrero	157	523		680	30.658.960		30.658.960
Personal Contratado	**1.215**	**1.458**		**2.673**	**248.174.962**		**248.174.962**
Profesional y Técnico	1.096	1.290		2.386	221.528.417		221.528.417
Personal Administrativo	119	168		287	26.646.545		26.646.545
TOTAL	1.393	2.041		3.434	288.201.632		288.201.632

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	705.062.721
4.02	Materiales, suministros y mercancías	20.179.377
4.03	Servicios no personales	40.092.217
4.04	Activos reales	1.350.000
4.08	Otros gastos	135.000
	TOTAL	766.819.315

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**724.424.127**
INGRESOS CORRIENTES ORDINARIOS	724.424.127
TRANSFERENCIAS CORRIENTES	724.424.127
Transferencias corrientes del sector público	724.424.127
Transferencias corrientes internas recibidas del sector público	724.424.127
De la República	724.424.127
Ministerio del Poder Popular para la Agricultura y Tierras	724.424.127
Recursos Ordinarios	724.424.127
1.2 GASTOS CORRIENTES	**765.469.315**
GASTOS DE CONSUMO	765.348.227
Remuneraciones	705.062.721
Sueldos, salarios y otras retribuciones	328.543.417
Beneficios y complementos de sueldos y salarios	185.455.009
Aportes patronales	54.587.094
Prestaciones sociales y otras indemnizaciones	87.117.396
Asistencia socioeconómica	49.359.805
Compra de bienes y servicios	57.010.070
Bienes de consumo	20.092.886
Servicios no personales	36.917.184
Impuestos indirectos	3.140.436
Depreciación y amortización	135.000
GASTOS DE LA PROPIEDAD	34.597
Derechos sobre bienes intangibles	34.597
OTROS GASTOS CORRIENTES	86.491
Otros gastos corrientes	86.491
Bienes y servicios para la venta	86.491
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(41.045.188)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.350.000**
RECURSOS PROPIOS DE CAPITAL	(40.910.188)
Desahorro en cuenta corriente	(41.045.188)
Incremento de la depreciación y amortización acumuladas	135.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	42.260.188
Transferencias y donaciones de capital del sector público	42.260.188

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Transferencias de capital recibidas del sector público	42.260.188
De la República	42.260.188
Ministerio del Poder Popular para la Agricultura y Tierras	42.260.188
Recursos Ordinarios	42.260.188
2.2 GASTOS DE CAPITAL	**1.350.000**
INVERSIÓN REAL DIRECTA	1.350.000
Formación bruta de capital fijo	1.350.000
Maquinaria, equipos y otros bienes muebles	1.350.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A1330

Instituto Nacional de Salud Agrícola Integral (INSAI)

INSTITUTO NACIONAL DE SALUD AGRÍCOLA INTEGRAL (Insai)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Nacional de Salud Agrícola Integral para el Ejercicio Económico Financiero 2016 tiene como objetivo principal la consolidación, fortalecimiento y desarrollo de sus competencias, a través de sus pilares fundamentales como son las inspectorías, recintos cuarentenarios, centros de expedición de guías de movilización animal y vegetal, laboratorios de producción de bioinsumos y laboratorios de diagnóstico fitosanitarios y zoosanitarios; así como la municipalización de la acción institucional para garantizar la soberanía agroalimentaria en el marco de la salud agrícola integral del país, promoviendo la incorporación de desarrollo científico y tecnológico.

Es por ello, que para al año 2016 enmarcado dentro de las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", se desarrollarán actividades que favorecerán el fortalecimiento de la salud animal integral, mediante la ejecución de los proyectos de rehabilitación y mantenimiento de los puntos nacionales de ingreso y egreso de salud agrícola integral; vigilancia epidemiológica de las principales enfermedades que afectan a los animales y a la salud pública; y por ultimo prevención y control de la fiebre aftosa. Todos ellos, orientado a la prevención, control y erradicación de plagas y enfermedades que afecten a los animales, productos y subproductos de origen animal y velará por la calidad y seguridad de los insumos agrícolas; así como la implementación de prácticas agroecológicas y procesos de participación comunitaria.

El Presupuesto de Recursos y Egresos para el año 2016 asciende a Bs. 909.515.519, de los cuales estarán destinados a proyectos Bs. 68.759.360 y a las acciones centralizadas Bs. 840.756.159.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**909.315.519**
INGRESOS CORRIENTES ORDINARIOS	909.315.519
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	189.643.457
Venta de otros bienes y servicios	189.643.457
TRANSFERENCIAS CORRIENTES	719.672.062
Transferencias corrientes del sector público	719.672.062
Transferencias corrientes internas recibidas del sector público	719.672.062
De la República	719.672.062
INGRESOS DE CAPITAL	**200.000**
RECURSOS PROPIOS DE CAPITAL	200.000
Incremento de la depreciación y amortización acumuladas	200.000
TOTAL RECURSOS	**909.515.519**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**869.799.433**
GASTOS DE CONSUMO	866.699.433
Remuneraciones	629.772.517
Sueldos, salarios y otras retribuciones	236.449.981
Beneficios y complementos de sueldos y salarios	220.181.792
Aportes patronales	18.053.247
Prestaciones sociales y otras indemnizaciones	36.549.797
Asistencia socioeconómica	117.517.700
Otros gastos de personal	1.020.000
Compra de bienes y servicios	223.173.489
Bienes de consumo	157.420.753
Servicios no personales	65.752.736
Impuestos indirectos	13.553.427
Depreciación y amortización	200.000
GASTOS DE LA PROPIEDAD	200.000
Derechos sobre bienes intangibles	200.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.000.000
Al sector privado	2.000.000
Donaciones corrientes al sector privado	2.000.000
Donaciones a personas	1.800.000
Donaciones a instituciones sin fines de lucro	200.000
OTROS GASTOS CORRIENTES	900.000
Indemnizaciones y sanciones pecuniarias	900.000
Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	800.000
Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	100.000
GASTOS DE CAPITAL	**36.233.014**
INVERSIÓN REAL DIRECTA	36.233.014
Formación bruta de capital fijo	36.183.014
Maquinaria, equipos y otros bienes muebles	28.583.014
Bienes preexistentes	50.000
Construcciones de bienes de dominio privado	7.550.000
Bienes intangibles	50.000
APLICACIONES FINANCIERAS	**3.483.072**
DISMINUCIÓN DE PASIVOS	3.483.072

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
Disminución de cuentas y efectos por pagar	3.483.072
Disminución de cuentas y efectos por pagar a corto plazo	3.483.072
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.400.000
Disminución de aportes patronales y retenciones laborales por pagar	683.072
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	463.072
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	150.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	70.000
Disminución cuentas por pagar a proveedores a corto plazo	1.400.000
TOTAL EGRESOS	909.515.519

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129420	Vigilancia epidemiológica de las principales enfermedades que afectan a los animales y a la salud pública	Foco	300					42.268.510				42.268.510
129426	Prevención y control de la fiebre aftosa	Animal	15.000.000	7.000.000	8.000.000			19.081.957				19.081.957
129504	Rehabilitación y mantenimiento de los puntos nacionales de ingreso y egreso de salud agrícola integral	Punto de Acceso	5					7.408.893				7.408.893
TOTAL								68.759.360				68.759.360

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			619.391.506				619.391.506
02	Gestión Administrativa	189.843.457		29.521.196				219.364.653
03	Previsión y Protección Social			800.000				800.000
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres			1.200.000				1.200.000
TOTAL		189.843.457		650.912.702				840.756.159

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**357**	**381**		**738**	**60.224.919**	**12.783.782**	**73.008.701**
Alto Nivel y de Dirección		1		1	164.000	10.000	174.000
Directivo	26	48		74	17.600.737		17.600.737
Profesional y Técnico	168	205		373	18.348.482	8.173.782	26.522.264
Obrero	163	127		290	24.111.700	4.600.000	28.711.700
Personal Contratado	**1.243**	**1.111**		**2.354**	**114.349.542**		**114.349.542**
Profesional y Técnico	1.079	904		1.983	77.214.508		77.214.508
Obrero	164	207		371	37.135.034		37.135.034
TOTAL	**1.600**	**1.492**		**3.092**	**174.574.461**	**12.783.782**	**187.358.243**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	629.772.517
4.02	Materiales, suministros y mercancias	157.420.753
4.03	Servicios no personales	79.506.163
4.04	Activos reales	36.233.014
4.07	Transferencias y donaciones	2.000.000
4.08	Otros gastos	1.100.000
4.11	Disminución de pasivos	3.483.072
	TOTAL	**909.515.519**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**909.315.519**
INGRESOS CORRIENTES ORDINARIOS	909.315.519
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	189.643.457
Venta de otros bienes y servicios	189.643.457
TRANSFERENCIAS CORRIENTES	719.672.062
Transferencias corrientes del sector público	719.672.062
Transferencias corrientes internas recibidas del sector público	719.672.062
De la República	719.672.062
Ministerio del Poder Popular para la Agricultura y Tierras	719.672.062
Recursos Ordinarios	719.672.062
1.2 GASTOS CORRIENTES	**869.799.433**
GASTOS DE CONSUMO	866.699.433
Remuneraciones	629.772.517
Sueldos, salarios y otras retribuciones	236.449.981
Beneficios y complementos de sueldos y salarios	220.181.792
Aportes patronales	18.053.247
Prestaciones sociales y otras indemnizaciones	36.549.797
Asistencia socioeconómica	117.517.700
Otros gastos de personal	1.020.000
Compra de bienes y servicios	223.173.489
Bienes de consumo	157.420.753
Servicios no personales	65.752.736
Impuestos indirectos	13.553.427
Depreciación y amortización	200.000
GASTOS DE LA PROPIEDAD	200.000
Derechos sobre bienes intangibles	200.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.000.000
Al sector privado	2.000.000
Donaciones corrientes al sector privado	2.000.000
Donaciones a personas	1.800.000
Donaciones a instituciones sin fines de lucro	200.000
OTROS GASTOS CORRIENTES	900.000
Indemnizaciones y sanciones pecuniarias	900.000
Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	800.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	100.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**39.516.086**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**39.716.086**
RECURSOS PROPIOS DE CAPITAL	39.716.086
Ahorro en cuenta corriente	39.516.086
Incremento de la depreciación y amortización acumuladas	200.000
2.2 GASTOS DE CAPITAL	**36.233.014**
INVERSIÓN REAL DIRECTA	36.233.014
Formación bruta de capital fijo	36.183.014
Maquinaria, equipos y otros bienes muebles	28.583.014
Bienes preexistentes	50.000
Construcciones de bienes de dominio privado	7.550.000
Bienes intangibles	50.000
2.3 RESULTADO FINANCIERO : SUPERAVIT	**3.483.072**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**3.483.072**
SUPERÁVIT FINANCIERO	3.483.072
3.2 APLICACIONES FINANCIERAS	**3.483.072**
DISMINUCIÓN DE PASIVOS	3.483.072
Disminución de cuentas y efectos por pagar	3.483.072
Disminución de cuentas y efectos por pagar a corto plazo	3.483.072
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.400.000
Disminución de aportes patronales y retenciones laborales por pagar	683.072
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	463.072
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	150.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	70.000
Disminución cuentas por pagar a proveedores a corto plazo	1.400.000

REPÚBLICA BOLIVARIANA DE VENEZUELA

LEY DE PRESUPUESTO PARA EL EJERCICIO ECONÓMICO FINANCIERO 2016

Título III

Tomo II

36
Ministerio del Poder Popular para la Comunicación y la Información

Ministerio del Poder Popular para la Comunicación y la Información

A0010 Instituto Autónomo Comisión Nacional de Telecomunicaciones (CONATEL)

A0079 Servicio Autónomo Imprenta Nacional y Gaceta Oficial

A0413 Fundación Poliedro de Caracas

A0451 Fundación Villa del Cine

A0454 Fundación Distribuidora Nacional de Cine, Amazonia Films

A0468 Fundación Televisora Venezolana Social (TEVES)

A0474 Fundación Premio Nacional de Periodismo

A0490 Fundación Ávila TV

A1601 Fundación El Correo del Orinoco

A0010

Instituto Autónomo Comisión Nacional de Telecomunicaciones (CONATEL)

INSTITUTO AUTÓNOMO COMISIÓN NACIONAL DE TELECOMUNICACIONES (CONATEL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Comisión Nacional de Telecomunicaciones (CONATEL), elaboró su presupuesto para el año 2016, de acuerdo con lo establecido en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019, en los principios y objetivos planteados en las líneas generales del Plan Nacional de Telecomunicaciones, Informática y Servicios Postales y a su orientación estratégica institucional; con la finalidad de profundizar el fortalecimiento, desarrollo y socialización de las telecomunicaciones, como instrumento para avanzar hacia la inclusión social, fortalecer la democracia participativa y la formación ciudadana.

En este sentido, los proyectos desarrollarán acciones que permitan generar productos y servicios que garanticen la continuidad y solución a las carencias de programas de producción orientados a satisfacer las necesidades de los usuarios y usuarias contemplados en la Ley de Responsabilidad Social en Radio y Televisión, financiamiento de Proyectos de Reestructuración de Infraestructura de Telecomunicaciones de los programas presentados por los operadores orientados a desarrollar servicios cumpliendo con los lineamientos y programas de interconexión en pro de reformar los sistemas tecnológicos e información, de igual modo la implantación de un sistema integrado que permita optimizar los análisis y seguimiento de las articulaciones de las oficinas regionales con el fin de renovar y resguardar la información ya generada, que optimice las diferentes unidades de la Comisión Nacional de Telecomunicaciones, diversificando los mecanismos de productividad, dando acceso a los servicios de telecomunicaciones a las poblaciones desasistidas en pro de ofrecer servicios de calidad y concientización comunicacional.

Asimismo, la comisión continuará impulsando la implementación, y desarrollo de sistemas de información, redes de acceso a la comunicación y tecnología, para garantizar la prestación de los servicios de telecomunicaciones en el territorio nacional con parámetros de calidad, universalidad, precios justos con planes escalables, entre otros, que favorecen la democratización y socialización de estos servicios en casi la totalidad de la población venezolana para así atender las necesidades y demandas que existen en la sociedad venezolana e incentivando la participación directa de los ciudadanos y ciudadanas, garantizando que las telecomunicaciones formen parte de la promoción y defensa de la soberanía nacional, bajo el enfoque de la nueva geopolítica y de conformidad con la gestión pública, en pro de avanzar y profundizar el Socialismo Bolivariano del Siglo XXI.

El Instituto Autónomo Comisión Nacional de Telecomunicaciones (CONATEL) continuará impulsando el modelo comunicacional inclusivo, en radio y televisión, para lograr que los ciudadanos y comunidades organizadas, se conviertan en sujetos activos y críticos del hecho comunicacional, especialmente de los sectores excluidos, a través de una agenda temática contentiva de trabajo, donde participarán las comunidades organizadas, cooperativas, estudiantes, sector público y ciudadanía en general.

Para el Ejercicio Económico Financiero 2016, la Comisión dará continuidad a las acciones para brindar asesoría técnica, legal y socio-económica a la comunidades organizadas, necesaria para presentar solicitud formal de otorgamiento de títulos administrativos en materia de comunicación popular, así como, prestar a los medios comunitarios habilitados, el apoyo en materia técnica y legal que permita optimizar su operatividad y regularizar su situación administrativa.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**874.114.755**
INGRESOS CORRIENTES ORDINARIOS	874.114.755
INGRESOS NO TRIBUTARIOS	853.600.503
Tasas	205.677.718
Ingresos por contribuciones especiales	647.922.785
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	8.869.560
Venta de otros bienes y servicios	8.869.560
INGRESOS DE LA PROPIEDAD	8.982.604
Intereses	8.982.604
Intereses internos	8.982.604
Intereses por depósitos	8.982.604
OTROS INGRESOS	2.662.088
Diversos Ingresos	1.584.192
Multas por varios ramos	1.584.192
Otros ingresos ordinarios	1.077.896
INGRESOS DE CAPITAL	**572.516.473**
RECURSOS PROPIOS DE CAPITAL	21.072.361
Incremento de la depreciación y amortización acumuladas	21.072.361
TRANSFERENCIAS Y DONACIONES DE CAPITAL	551.444.112
Transferencias y donaciones de capital del sector privado	551.444.112
Transferencias de capital recibidas del sector privado	551.444.112
De empresas privadas	551.444.112
FUENTES FINANCIERAS	**571.836.718**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	571.836.718
Disminución de otros activos financieros	571.836.718
Disminución de disponibilidades	571.836.718
Disminución de bancos	571.836.718
TOTAL RECURSOS	**2.018.467.946**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	1.443.414.178
GASTOS DE CONSUMO	1.212.136.413
Remuneraciones	989.797.201
Sueldos, salarios y otras retribuciones	482.695.220
Beneficios y complementos de sueldos y salarios	167.092.370
Aportes patronales	36.742.998
Prestaciones sociales y otras indemnizaciones	80.251.843
Asistencia socioeconómica	173.701.742
Otros gastos de personal	49.313.028
Compra de bienes y servicios	182.652.451
Bienes de consumo	35.473.602
Servicios no personales	147.178.849
Impuestos indirectos	18.614.400
Depreciación y amortización	21.072.361
TRANSFERENCIAS Y DONACIONES CORRIENTES	231.277.765
Al sector privado	229.883.265
Transferencias corrientes al sector privado	225.983.265
Directas a personas	23.473.065
Pensiones y otros beneficios asociados	5.014.334
Jubilaciones y otros beneficios asociados	18.458.731
Otras transferencias corrientes internas al sector privado	202.510.200
Donaciones corrientes al sector privado	3.900.000
Donaciones a personas	3.000.000
Donaciones a instituciones sin fines de lucro	900.000
Al sector público	700.000
Donaciones corrientes al sector público	700.000
A los entes descentralizados sin fines empresariales	700.000
Al sector externo	694.500
Transferencias corrientes al exterior	94.500
A organismos internacionales	94.500
Donaciones corrientes al exterior	600.000
A organismos a instituciones sin fines de lucro	600.000

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS DE CAPITAL	575.053.768
INVERSIÓN REAL DIRECTA	23.609.656
Formación bruta de capital fijo	23.609.656
Maquinaria, equipos y otros bienes muebles	16.000.041
Construcciones de bienes de dominio privado	7.609.615
TRANSFERENCIAS Y DONACIONES DE CAPITAL	551.444.112
Al sector privado	551.444.112
Transferencias de capital al sector privado	551.444.112
A empresas privadas	551.444.112
TOTAL EGRESOS	**2.018.467.946**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128208	Gestión y Regulación de las Telecomunicaciones de Venezuela.	proceso	1			249.201.667				551.444.112		800.645.779
TOTAL						249.201.667				551.444.112		800.645.779

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	443.854.490					571.836.718	1.015.691.208
02	Gestión Administrativa	178.657.894						178.657.894
03	Previsión y Protección Social	23.473.065						23.473.065
TOTAL		645.985.449					571.836.718	1.217.822.167

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**162**	**226**		**388**	**61.523.938**		**61.523.938**
Alto Nivel y de Dirección		1		1	377.568		377.568
Directivo	18	11		29	5.403.786		5.403.786
Profesional y Técnico	101	112		213	39.689.879		39.689.879
Personal Administrativo	6	1		7	1.304.363		1.304.363
Obrero	37	101		138	14.748.342		14.748.342
Personal Contratado	**275**	**243**		**518**	**55.252.848**		**55.252.848**
Profesional y Técnico	234	191		425	45.510.740		45.510.740
Personal Administrativo	40	41		81	8.459.644		8.459.644
Obrero	1	11		12	1.282.464		1.282.464
TOTAL	**437**	**469**		**906**	**116.776.786**		**116.776.786**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**36**	**26**	**62**	**18.458.731**
Altos Funcionarios y de Elección Popular		2	2	1.364.717
Empleados	36	24	60	17.094.014
Pensionados	**8**	**4**	**12**	**5.014.334**
Empleados	8	4	12	5.014.334
TOTAL	**44**	**30**	**74**	**23.473.065**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	989.797.201
4.02	Materiales, suministros y mercancías	35.473.602
4.03	Servicios no personales	165.793.249
4.04	Activos reales	23.609.656
4.07	Transferencias y donaciones	782.721.877
4.08	Otros gastos	21.072.361
	TOTAL	2.018.467.946

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	874.114.755
INGRESOS CORRIENTES ORDINARIOS	874.114.755
INGRESOS NO TRIBUTARIOS	853.600.503
Tasas	205.677.718
Ingresos por contribuciones especiales	647.922.785
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	8.869.560
Venta de otros bienes y servicios	8.869.560
INGRESOS DE LA PROPIEDAD	8.982.604
Intereses	8.982.604
Intereses internos	8.982.604
Intereses por depósitos	8.982.604
OTROS INGRESOS	2.662.088
Diversos Ingresos	1.584.192
Multas por varios ramos	1.584.192
Otros ingresos ordinarios	1.077.896

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1.2 GASTOS CORRIENTES	**1.443.414.178**
GASTOS DE CONSUMO	1.212.136.413
Remuneraciones	989.797.201
Sueldos, salarios y otras retribuciones	482.695.220
Beneficios y complementos de sueldos y salarios	167.092.370
Aportes patronales	36.742.998
Prestaciones sociales y otras indemnizaciones	80.251.843
Asistencia socioeconómica	173.701.742
Otros gastos de personal	49.313.028
Compra de bienes y servicios	182.652.451
Bienes de consumo	35.473.602
Servicios no personales	147.178.849
Impuestos indirectos	18.614.400
Depreciación y amortización	21.072.361
TRANSFERENCIAS Y DONACIONES CORRIENTES	231.277.765
Al sector privado	229.883.265
Transferencias corrientes al sector privado	225.983.265
Directas a personas	23.473.065
Pensiones y otros beneficios asociados	5.014.334
Jubilaciones y otros beneficios asociados	18.458.731
Otras transferencias corrientes internas al sector privado	202.510.200
Donaciones corrientes al sector privado	3.900.000
Donaciones a personas	3.000.000
Donaciones a instituciones sin fines de lucro	900.000
Al sector público	700.000
Donaciones corrientes al sector público	700.000
A los entes descentralizados sin fines empresariales	700.000
Al sector externo	694.500
Transferencias corrientes al exterior	94.500
A organismos internacionales	94.500
Donaciones corrientes al exterior	600.000
A organismos a instituciones sin fines de lucro	600.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(569.299.423)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.217.060**
RECURSOS PROPIOS DE CAPITAL	(548.227.062)
Desahorro en cuenta corriente	(569.299.423)
Incremento de la depreciación y amortización acumuladas	21.072.361

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
TRANSFERENCIAS Y DONACIONES DE CAPITAL	551.444.112
Transferencias y donaciones de capital del sector privado	551.444.112
Transferencias de capital recibidas del sector privado	551.444.112
De empresas privadas	551.444.112
2.2 GASTOS DE CAPITAL	**575.053.768**
INVERSIÓN REAL DIRECTA	23.609.656
Formación bruta de capital fijo	23.609.656
Maquinaria, equipos y otros bienes muebles	16.000.041
Construcciones de bienes de dominio privado	7.609.615
TRANSFERENCIAS Y DONACIONES DE CAPITAL	551.444.112
Al sector privado	551.444.112
Transferencias de capital al sector privado	551.444.112
A empresas privadas	551.444.112
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(571.836.718)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**571.836.718**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	571.836.718
Disminución de otros activos financieros	571.836.718
Disminución de disponibilidades	571.836.718
Disminución de bancos	571.836.718
3.2 APLICACIONES FINANCIERAS	**571.836.718**
DÉFICIT FINANCIERO	571.836.718

A0079

Servicio Autónomo Imprenta Nacional y Gaceta Oficial

SERVICIO AUTÓNOMO IMPRENTA NACIONAL Y GACETA OFICIAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Para el ejercicio económico financiero del año 2016, el Servicio Autónomo Imprenta Nacional y Gaceta Oficial es un ente adscrito al Ministerio del Poder Popular para la Comunicación y la Información, estará comprometido de manera eficiente y eficaz de imprimir diariamente la Gaceta Oficial como cualquier otro material gráfico de interés público, orientado a la consolidación de la Nueva Ética y Moral promovida por el Proceso Bolivariano, que radica en los principios de igualdad, solidaridad, desarrollo colectivo, fraternidad y en general, los valores socialistas planteados en las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019".

El Servicio Autónomo Imprenta Nacional y Gaceta Oficial está dedicado a satisfacer las necesidades y demanda del Estado en materia de impresión gráfica a través de una organización identificada con los valores y principios de honestidad, transparencia y calidad humana, ofreciendo bajos costos y alta calidad, garantizando así el acceso de la población al conocimiento y brindando todo el apoyo necesario a la difusión del libro y el hábito de la lectura a la urbe en general.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**425.202.236**
INGRESOS CORRIENTES ORDINARIOS	425.202.236
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	255.290.857
Venta de bienes	255.290.857
Ingresos por la venta de publicaciones oficiales y formularios	255.290.857
INGRESOS DE LA PROPIEDAD	120.000
Intereses	120.000
Intereses internos	120.000
Intereses por depósitos	120.000
TRANSFERENCIAS CORRIENTES	169.791.379
Transferencias corrientes del sector público	169.791.379
Transferencias corrientes internas recibidas del sector público	169.791.379
De la República	169.791.379
INGRESOS DE CAPITAL	**10.104.425**
RECURSOS PROPIOS DE CAPITAL	10.104.425
Incremento de la depreciación y amortización acumuladas	10.104.425
FUENTES FINANCIERAS	**3.200.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.200.000
Disminución de otros activos financieros	3.200.000
Disminución de disponibilidades	3.200.000
Disminución de bancos	3.200.000
TOTAL RECURSOS	**438.506.661**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**424.063.325**
GASTOS DE CONSUMO	411.538.475
Remuneraciones	122.737.703
Sueldos, salarios y otras retribuciones	22.146.628
Beneficios y complementos de sueldos y salarios	56.478.332
Aportes patronales	2.916.016
Prestaciones sociales y otras indemnizaciones	6.241.708
Asistencia socioeconómica	34.955.019
Compra de bienes y servicios	249.778.908
Bienes de consumo	213.954.863
Servicios no personales	35.824.045
Impuestos indirectos	28.917.439
Depreciación y amortización	10.104.425
TRANSFERENCIAS Y DONACIONES CORRIENTES	12.524.850
Al sector privado	12.524.850
Transferencias corrientes al sector privado	12.224.850
Directas a personas	12.224.850
Pensiones y otros beneficios asociados	3.384.211
Jubilaciones y otros beneficios asociados	8.840.639
Donaciones corrientes al sector privado	300.000
Donaciones a personas	300.000
GASTOS DE CAPITAL	**11.243.336**
INVERSIÓN REAL DIRECTA	11.243.336
Formación bruta de capital fijo	10.763.336
Maquinaria, equipos y otros bienes muebles	10.763.336
Bienes intangibles	480.000
APLICACIONES FINANCIERAS	**3.200.000**
DISMINUCIÓN DE PASIVOS	3.200.000
Disminución de cuentas y efectos por pagar	3.200.000
Disminución de cuentas y efectos por pagar a corto plazo	3.200.000
Disminución cuentas por pagar a proveedores a corto plazo	3.200.000
TOTAL EGRESOS	**438.506.661**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
128037	Impresión de material gráfico de interés público	Ejemplar	5.267.000			232.768.515		103.556.929				336.325.444
TOTAL						**232.768.515**		**103.556.929**				**336.325.444**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	400.000		49.884.849				50.284.849
02	Gestión Administrativa	32.146.767		4.324.751			3.200.000	39.671.518
03	Previsión y Protección Social	200.000		12.024.850				12.224.850
TOTAL		**32.746.767**		**66.234.450**			**3.200.000**	**102.181.217**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**59**	**123**		**182**	**5.864.436**	**44.360**	**5.908.796**
Alto Nivel y de Dirección		1		1	26.388		26.388
Profesional y Técnico	8	6		14	224.571	3.101	227.672
Personal Administrativo	4			4	179.681	3.411	183.092
Obrero	47	116		163	5.433.796	37.848	5.471.644
Personal Contratado	**50**	**70**		**120**	**2.323.684**		**2.323.684**
Profesional y Técnico	23	19		42	862.445		862.445
Personal Administrativo	11	9		20	446.915		446.915
Personal Médico	1			1	100.164		100.164
Obrero	15	42		57	914.160		914.160
TOTAL	**109**	**193**		**302**	**8.188.120**	**44.360**	**8.232.480**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**21**	**38**	**59**	**8.840.639**
Empleados	6	2	8	2.959.286
Obreros	15	36	51	5.881.353
Pensionados	**10**	**4**	**14**	**3.384.211**
Empleados	3	2	5	1.607.094
Obreros	7	2	9	1.777.117
TOTAL	**31**	**42**	**73**	**12.224.850**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	122.737.703
4.02	Materiales, suministros y mercancías	213.954.863
4.03	Servicios no personales	64.741.484
4.04	Activos reales	11.243.336
4.07	Transferencias y donaciones	12.524.850
4.08	Otros gastos	10.104.425
4.11	Disminución de pasivos	3.200.000
	TOTAL	438.506.661

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	425.202.236
INGRESOS CORRIENTES ORDINARIOS	425.202.236
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	255.290.857
Venta de bienes	255.290.857
Ingresos por la venta de publicaciones oficiales y formularios	255.290.857
INGRESOS DE LA PROPIEDAD	120.000
Intereses	120.000
Intereses internos	120.000
Intereses por depósitos	120.000
TRANSFERENCIAS CORRIENTES	169.791.379
Transferencias corrientes del sector público	169.791.379
Transferencias corrientes internas recibidas del sector público	169.791.379
De la República	169.791.379
Ministerio del Poder Popular para la Comunicación y la Información	169.791.379
-Ingresos Ordinarios	169.791.379
1.2 GASTOS CORRIENTES	424.063.325
GASTOS DE CONSUMO	411.538.475
Remuneraciones	122.737.703
Sueldos, salarios y otras retribuciones	22.146.628
Beneficios y complementos de sueldos y salarios	56.478.332
Aportes patronales	2.916.016
Prestaciones sociales y otras indemnizaciones	6.241.708
Asistencia socioeconómica	34.955.019
Compra de bienes y servicios	249.778.908
Bienes de consumo	213.954.863
Servicios no personales	35.824.045
Impuestos indirectos	28.917.439
Depreciación y amortización	10.104.425
TRANSFERENCIAS Y DONACIONES CORRIENTES	12.524.850
Al sector privado	12.524.850
Transferencias corrientes al sector privado	12.224.850
Directas a personas	12.224.850
Pensiones y otros beneficios asociados	3.384.211
Jubilaciones y otros beneficios asociados	8.840.639

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Donaciones corrientes al sector privado	300.000
Donaciones a personas	300.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.138.911**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**11.243.336**
RECURSOS PROPIOS DE CAPITAL	11.243.336
Ahorro en cuenta corriente	1.138.911
Incremento de la depreciación y amortización acumuladas	10.104.425
2.2 GASTOS DE CAPITAL	**11.243.336**
INVERSIÓN REAL DIRECTA	11.243.336
Formación bruta de capital fijo	10.763.336
Maquinaria, equipos y otros bienes muebles	10.763.336
Bienes intangibles	480.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**3.200.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.200.000
Disminución de otros activos financieros	3.200.000
Disminución de disponibilidades	3.200.000
Disminución de bancos	3.200.000
3.2 APLICACIONES FINANCIERAS	**3.200.000**
DISMINUCIÓN DE PASIVOS	3.200.000
Disminución de cuentas y efectos por pagar	3.200.000
Disminución de cuentas y efectos por pagar a corto plazo	3.200.000
Disminución cuentas por pagar a proveedores a corto plazo	3.200.000

A0413

Fundación Poliedro de Caracas

FUNDACIÓN POLIEDRO DE CARACAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Poliedro de Caracas, es una institución creada mediante Decreto N° 1695 de fecha 15 de enero de 1997, publicado en la Gaceta Oficial de la República de Venezuela N° 36.127 de fecha 16 de Enero de 1997.

La Fundación Poliedro de Caracas tiene por objeto la organización, presentación y producción de actividades que promuevan e impulsen la cultura en todas sus expresiones, propiciando la creatividad y la democratización de los bienes y servicios culturales, como un aporte al desarrollo integral de la sociedad en general, garantizando la participación de la comunidad e instituciones públicas y privadas, mediante una labor altamente comprometida con una gestión estratégica efectiva.

El Proyecto para el año 2016, contara con cinco acciones específicas que resumen las metas a cumplir y los servicios a prestar, a saber:

- Operatividad logística de los eventos en el Poliedro de Caracas
- Comercialización y difusión de los eventos del Poliedro de Caracas
- Mantenimiento de equipos e infraestructura del Poliedro de Caracas
- Optimización del sistema de seguridad de las zonas internas y externas del Poliedro de Caracas
- Actualización y adecuación de equipos de las unidades socio-productivas del Poliedro de Caracas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**111.492.986**
INGRESOS CORRIENTES ORDINARIOS	111.492.986
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	62.926.772
Venta de otros bienes y servicios	62.926.772
TRANSFERENCIAS CORRIENTES	48.566.214
Transferencias corrientes del sector público	48.566.214
Transferencias corrientes internas recibidas del sector público	48.566.214
De la República	48.566.214
INGRESOS DE CAPITAL	**2.132.181**
RECURSOS PROPIOS DE CAPITAL	2.132.181
Incremento de la depreciación y amortización acumuladas	2.132.181
TOTAL RECURSOS	**113.625.167**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**109.965.707**
GASTOS DE CONSUMO	108.570.916
Remuneraciones	67.448.701
Sueldos, salarios y otras retribuciones	25.527.057
Beneficios y complementos de sueldos y salarios	18.864.278
Aportes patronales	3.000.335
Prestaciones sociales y otras indemnizaciones	8.267.546
Asistencia socioeconómica	11.789.485
Compra de bienes y servicios	33.760.433
Bienes de consumo	14.313.737
Servicios no personales	19.446.696
Impuestos indirectos	5.229.601
Depreciación y amortización	2.132.181
GASTOS DE LA PROPIEDAD	200.070
Derechos sobre bienes intangibles	200.070
TRANSFERENCIAS Y DONACIONES CORRIENTES	994.721
Al sector privado	894.721
Transferencias corrientes al sector privado	894.721
Directas a personas	894.721
Jubilaciones y otros beneficios asociados	894.721
Al sector externo	100.000
Donaciones corrientes al exterior	100.000
A personas	100.000
OTROS GASTOS CORRIENTES	200.000
Otros gastos corrientes	200.000
Bienes y servicios para la venta	200.000
GASTOS DE CAPITAL	**3.659.460**
INVERSIÓN REAL DIRECTA	3.659.460
Formación bruta de capital fijo	3.659.460
Maquinaria, equipos y otros bienes muebles	2.991.000
Construcciones de bienes de dominio privado	668.460
TOTAL EGRESOS	**113.625.167**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128058	Fortalecimiento de la producción, difusión y promoción de los eventos de la Fundación Poliedro de Caracas.	evento	20			35.234.776						35.234.776
TOTAL						35.234.776						35.234.776

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	24.317.207		38.607.275				62.924.482
02	Gestión Administrativa	5.506.970		9.064.218				14.571.188
03	Previsión y Protección Social			894.721				894.721
TOTAL		29.824.177		48.566.214				78.390.391

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	24	27		51	10.247.251		10.247.251
Alto Nivel y de Dirección	1			1	254.034		254.034
Directivo	2	3		5	1.823.692		1.823.692
Profesional y Técnico	7	7		14	2.946.972		2.946.972
Personal Administrativo	10	10		20	3.957.260		3.957.260
Obrero	4	7		11	1.265.293		1.265.293
Personal Contratado	16	35		51	5.696.800		5.696.800
Profesional y Técnico	4	1		5	932.150		932.150
Personal Administrativo	12	34		46	4.764.650		4.764.650
TOTAL	40	62		102	15.944.051		15.944.051

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	1	3	4	894.721
Empleados	1	3	4	894.721
TOTAL	1	3	4	894.721

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	67.448.701
4.02	Materiales, suministros y mercancías	14.513.737
4.03	Servicios no personales	24.876.367
4.04	Activos reales	3.659.460
4.07	Transferencias y donaciones	994.721
4.08	Otros gastos	2.132.181
	TOTAL	**113.625.167**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**111.492.986**
INGRESOS CORRIENTES ORDINARIOS	111.492.986
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	62.926.772
Venta de otros bienes y servicios	62.926.772
TRANSFERENCIAS CORRIENTES	48.566.214
Transferencias corrientes del sector público	48.566.214
Transferencias corrientes internas recibidas del sector público	48.566.214
De la República	48.566.214
Ministerio del Poder Popular para la Comunicación y la Información	48.566.214
Ingresos ordinarios	48.566.214
1.2 GASTOS CORRIENTES	**109.965.707**
GASTOS DE CONSUMO	108.570.916
Remuneraciones	67.448.701
Sueldos, salarios y otras retribuciones	25.527.057
Beneficios y complementos de sueldos y salarios	18.864.278

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Aportes patronales	3.000.335
Prestaciones sociales y otras indemnizaciones	8.267.546
Asistencia socioeconómica	11.789.485
Compra de bienes y servicios	33.760.433
Bienes de consumo	14.313.737
Servicios no personales	19.446.696
Impuestos indirectos	5.229.601
Depreciación y amortización	2.132.181
GASTOS DE LA PROPIEDAD	200.070
Derechos sobre bienes intangibles	200.070
TRANSFERENCIAS Y DONACIONES CORRIENTES	994.721
Al sector privado	894.721
Transferencias corrientes al sector privado	894.721
Directas a personas	894.721
Jubilaciones y otros beneficios asociados	894.721
Al sector externo	100.000
Donaciones corrientes al exterior	100.000
A personas	100.000
OTROS GASTOS CORRIENTES	200.000
Otros gastos corrientes	200.000
Bienes y servicios para la venta	200.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.527.279**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.659.460**
RECURSOS PROPIOS DE CAPITAL	3.659.460
Ahorro en cuenta corriente	1.527.279
Incremento de la depreciación y amortización acumuladas	2.132.181
2.2 GASTOS DE CAPITAL	**3.659.460**
INVERSIÓN REAL DIRECTA	3.659.460
Formación bruta de capital fijo	3.659.460
Maquinaria, equipos y otros bienes muebles	2.991.000
Construcciones de bienes de dominio privado	668.460
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0451

Fundación Villa del Cine

FUNDACIÓN VILLA DEL CINE

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Villa del Cine fue creada el 06 de febrero de 2006, publicado en Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.373, Decreto Número 4.266 de la misma fecha y cuenta con nueve años de funcionamiento. Es una productora de cine y medios audiovisuales, capaz de fomentar la industria cinematográfica y audiovisuales desde el estado venezolano, al establecer un sistema de producción y postproducción eficiente y racional, avocada a la realización de obra de interés social y cultural de alta factura, que promuevan los valores establecidos en la Constitución de la República Bolivariana de Venezuela, y posibilite a su vez, el dialogo de culturas a través de cooperaciones de integración internacional desde la co-producción y prestación de servicios para el desarrollo de obras cinematográficas y audiovisuales.

Su visión es proponer políticas de producción de obras cinematográficas y audiovisuales desde el estado venezolano, que impulsen el desarrollo de la industria a través de la disposición de una infraestructura física, tecnológica, personal técnico y profesional formado, que permita brindar servicios de producción y postproducción, con reconocimiento nacional e internacional, contribuyendo así, al alcance y desarrollo de las políticas culturales de democratización de los bienes y servicios culturales de la República Bolivariana de Venezuela.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**163.372.611**
INGRESOS CORRIENTES ORDINARIOS	163.372.611
TRANSFERENCIAS CORRIENTES	163.372.611
Transferencias corrientes del sector público	163.372.611
Transferencias corrientes internas recibidas del sector público	163.372.611
De la República	163.372.611
INGRESOS DE CAPITAL	**28.057.633**
RECURSOS PROPIOS DE CAPITAL	28.057.633
Incremento de la depreciación y amortización acumuladas	28.057.633
TOTAL RECURSOS	**191.430.244**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**191.430.244**
GASTOS DE CONSUMO	191.430.244
Remuneraciones	126.346.912
Sueldos, salarios y otras retribuciones	49.554.653
Beneficios y complementos de sueldos y salarios	25.490.794
Aportes patronales	3.113.149
Prestaciones sociales y otras indemnizaciones	11.720.195
Asistencia socioeconómica	36.468.121
Compra de bienes y servicios	32.326.818
Bienes de consumo	6.360.181
Servicios no personales	25.966.637
Impuestos indirectos	4.698.881
Depreciación y amortización	28.057.633
TOTAL EGRESOS	**191.430.244**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128027	Desarrollo de la producción audiovisual en sus diferentes géneros	obra	6					94.954.694				94.954.694
TOTAL								**94.954.694**				**94.954.694**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			54.711.982				54.711.982
02	Gestión Administrativa	28.057.633		13.705.935				41.763.568
TOTAL		**28.057.633**		**68.417.917**				**96.475.550**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**79**	**44**		**123**	**19.225.443**		**19.225.443**
Alto Nivel y de Dirección		1		1	258.000		258.000
Directivo	12	9		21	2.262.916		2.262.916
Profesional y Técnico	27	20		47	8.355.381		8.355.381
Personal Administrativo	20	14		34	6.788.746		6.788.746
Obrero	20			20	1.560.400		1.560.400
Personal Contratado	**30**	**55**		**85**	**8.048.690**		**8.048.690**
Profesional y Técnico	30	55		85	8.048.690		8.048.690
TOTAL	**109**	**99**		**208**	**27.274.133**		**27.274.133**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	126.346.912
4.02	Materiales, suministros y mercancías	6.360.181
4.03	Servicios no personales	30.665.518
4.08	Otros gastos	28.057.633
	TOTAL	**191.430.244**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**163.372.611**
INGRESOS CORRIENTES ORDINARIOS	163.372.611
TRANSFERENCIAS CORRIENTES	163.372.611
Transferencias corrientes del sector público	163.372.611
Transferencias corrientes internas recibidas del sector público	163.372.611
De la República	163.372.611
Ministerio del Poder Popular para la Comunicación y la Información	163.372.611
Ingresos ordinarios	163.372.611
1.2 GASTOS CORRIENTES	**191.430.244**
GASTOS DE CONSUMO	191.430.244
Remuneraciones	126.346.912
Sueldos, salarios y otras retribuciones	49.554.653
Beneficios y complementos de sueldos y salarios	25.490.794
Aportes patronales	3.113.149
Prestaciones sociales y otras indemnizaciones	11.720.195
Asistencia socioeconómica	36.468.121
Compra de bienes y servicios	32.326.818
Bienes de consumo	6.360.181
Servicios no personales	25.966.637
Impuestos indirectos	4.698.881
Depreciación y amortización	28.057.633
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(28.057.633)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	
Desahorro en cuenta corriente	(28.057.633)
Incremento de la depreciación y amortización acumuladas	28.057.633
2.2 GASTOS DE CAPITAL	
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0454

Fundación Distribuidora Nacional de Cine, Amazonia Films

FUNDACIÓN DISTRIBUIDORA NACIONAL DE CINE, AMAZONIA FILMS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Distribuidora Nacional de Cine Amazonia Films, es un ente descentralizado adscrito al Ministerio del Poder Popular para la Comunicación y la Información, cuyo objetivo es promover e impulsar la distribución de películas y materiales audiovisuales tanto a nivel nacional como internacional y busca fomentar la diversidad y calidad de la oferta fílmica disponible en Venezuela, teniendo como norte la facilitación de su acceso al disfrute del pueblo venezolano, el intercambio cultural y la elevación de los niveles de conciencia crítica y de cultura cinematográfica de la colectividad nacional.

La cobertura de los servicios a prestar durante el ejercicio económico financiero 2016 dependerá de la venta, distribución y promoción de los contenidos audiovisuales a nivel nacional e internacional.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**43.789.624**
INGRESOS CORRIENTES ORDINARIOS	43.789.624
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.620.000
Venta de otros bienes y servicios	1.620.000
TRANSFERENCIAS CORRIENTES	42.169.624
Transferencias corrientes del sector público	42.169.624
Transferencias corrientes internas recibidas del sector público	42.169.624
De la República	42.169.624
INGRESOS DE CAPITAL	**172.200**
RECURSOS PROPIOS DE CAPITAL	172.200
Incremento de la depreciación y amortización acumuladas	172.200
TOTAL RECURSOS	**43.961.824**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**43.461.824**
GASTOS DE CONSUMO	43.124.535
Remuneraciones	31.681.416
Sueldos, salarios y otras retribuciones	17.517.627
Beneficios y complementos de sueldos y salarios	4.480.377
Aportes patronales	1.495.911
Prestaciones sociales y otras indemnizaciones	1.322.076
Asistencia socioeconómica	6.865.425
Compra de bienes y servicios	9.526.102
Bienes de consumo	3.064.387
Servicios no personales	6.461.715
Impuestos indirectos	1.744.817
Depreciación y amortización	172.200
TRANSFERENCIAS Y DONACIONES CORRIENTES	337.289
Al sector privado	337.289
Transferencias corrientes al sector privado	337.289
Directas a personas	337.289
Jubilaciones y otros beneficios asociados	337.289
GASTOS DE CAPITAL	**500.000**
INVERSIÓN REAL DIRECTA	500.000
Formación bruta de capital fijo	500.000
Maquinaria, equipos y otros bienes muebles	500.000
TOTAL EGRESOS	**43.961.824**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128085	Fortalecimiento de la promoción y distribución de cine venezolano y la oferta audiovisual en el país.	película	48			1.500.000		6.958.677				8.458.677
TOTAL						1.500.000		6.958.677				8.458.677

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			27.403.640				27.403.640
02	Gestión Administrativa	292.200		7.470.020				7.762.220
03	Previsión y Protección Social			337.287				337.287
TOTAL		292.200		35.210.947				35.503.147

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**17**	**27**		**44**	**8.685.588**		**8.685.588**
Alto Nivel y de Dirección	1			1	275.200		275.200
Profesional y Técnico	14	25		39	7.951.749		7.951.749
Obrero	2	2		4	458.639		458.639
Personal Contratado	**10**	**9**		**19**	**802.720**		**802.720**
Profesional y Técnico	10	9		19	802.720		802.720
TOTAL	27	36		63	9.488.308		9.488.308

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados		**1**	**1**	**337.289**
Alto Nivel y de Dirección		1	1	337.289
TOTAL		1	1	337.289

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	31.681.416
4.02	Materiales, suministros y mercancías	3.064.387
4.03	Servicios no personales	8.206.532
4.04	Activos reales	500.000
4.07	Transferencias y donaciones	337.289
4.08	Otros gastos	172.200
	TOTAL	**43.961.824**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**43.789.624**
INGRESOS CORRIENTES ORDINARIOS	43.789.624
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.620.000
Venta de otros bienes y servicios	1.620.000
TRANSFERENCIAS CORRIENTES	42.169.624
Transferencias corrientes del sector público	42.169.624
Transferencias corrientes internas recibidas del sector público	42.169.624
De la República	42.169.624
Ministerio del Poder Popular para la Comunicación y la Información	42.169.624
Ingresos ordinarios	42.169.624
1.2 GASTOS CORRIENTES	**43.461.824**
GASTOS DE CONSUMO	43.124.535
Remuneraciones	31.681.416
Sueldos, salarios y otras retribuciones	17.517.627
Beneficios y complementos de sueldos y salarios	4.480.377
Aportes patronales	1.495.911

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Prestaciones sociales y otras indemnizaciones	1.322.076
Asistencia socioeconómica	6.865.425
Compra de bienes y servicios	9.526.102
Bienes de consumo	3.064.387
Servicios no personales	6.461.715
Impuestos indirectos	1.744.817
Depreciación y amortización	172.200
TRANSFERENCIAS Y DONACIONES CORRIENTES	337.289
Al sector privado	337.289
Transferencias corrientes al sector privado	337.289
Directas a personas	337.289
Jubilaciones y otros beneficios asociados	337.289
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**327.800**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**500.000**
RECURSOS PROPIOS DE CAPITAL	500.000
Ahorro en cuenta corriente	327.800
Incremento de la depreciación y amortización acumuladas	172.200
2.2 GASTOS DE CAPITAL	**500.000**
INVERSIÓN REAL DIRECTA	500.000
Formación bruta de capital fijo	500.000
Maquinaria, equipos y otros bienes muebles	500.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0468

Fundación Televisora Venezolana Social (TEVES)

FUNDACIÓN TELEVISORA VENEZOLANA SOCIAL (TEVES)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Televisora Venezolana Social (Teves), representa un canal de servicio público en señal abierta, con el fin de ofrecer una programación cultural, educativa y de recreación, que impulse el proceso de construcción de un nuevo imaginario y una nueva conciencia en nuestro pueblo, vinculada a la transformación de la sociedad venezolana.

Para la Fundación Televisora Venezolana Social (Teves), es imprescindible y de vital importancia, asumir la responsabilidad de dar cobertura en todo el Territorio Nacional, es por ello, que en virtud de mantener y ampliar la programación, requiere de equipos de audio, video, iluminación, adecuación de los estudios de grabación, así como también, renovación de las pantallas y las diferentes estructuras que serán las bases de los proyectos de la Fundación.

La Fundación Televisora Venezolana Social (Teves), es el principal medio de comunicación que difunde las actuaciones de deportistas venezolanos en eventos nacionales e internacionales, cuyos objetivos, entre otros:

- Servir de plataforma a la difusión de la producción audiovisual nacional independiente.
- Proyectar los logros y avances del pueblo venezolano en la construcción de su soberanía.
- Fomentar los valores de la Constitución de la República Bolivariana de Venezuela, la identidad nacional y la integración latinoamericana y caribeña.

La política de cobertura de los servicios a prestar, comprende mantener una programación con periodicidad mensual, con contenidos de producción nacional, independiente, internacional, entre otros.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**301.865.449**
INGRESOS CORRIENTES ORDINARIOS	301.865.449
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	35.000.000
Venta de otros bienes y servicios	35.000.000
TRANSFERENCIAS CORRIENTES	266.865.449
Transferencias corrientes del sector público	266.865.449
Transferencias corrientes internas recibidas del sector público	266.865.449
De la República	266.865.449
TOTAL RECURSOS	**301.865.449**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**301.865.449**
GASTOS DE CONSUMO	238.112.264
Remuneraciones	204.384.808
Sueldos, salarios y otras retribuciones	74.983.044
Beneficios y complementos de sueldos y salarios	72.006.635
Aportes patronales	10.509.119
Prestaciones sociales y otras indemnizaciones	12.071.868
Asistencia socioeconómica	34.814.142
Compra de bienes y servicios	22.529.302
Bienes de consumo	7.726.000
Servicios no personales	14.803.302
Impuestos indirectos	11.198.154
GASTOS DE LA PROPIEDAD	63.421.116
Derechos sobre bienes intangibles	63.421.116
TRANSFERENCIAS Y DONACIONES CORRIENTES	332.069
Al sector privado	332.069
Transferencias corrientes al sector privado	332.069
Directas a personas	332.069
Pensiones y otros beneficios asociados	332.069
TOTAL EGRESOS	**301.865.449**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128126	Teves como la televisora por excelencia de la familia venezolana	Hora	8.000			15.857.889		164.611.501				180.469.390
TOTAL						15.857.889		164.611.501				180.469.390

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			101.434.003				101.434.003
02	Gestión Administrativa	19.142.111		487.876				19.629.987
03	Previsión y Protección Social			332.069				332.069
TOTAL		19.142.111		102.253.948				121.396.059

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo		**1**		**1**	**315.974**		**315.974**
Alto Nivel y de Dirección		1		1	315.974		315.974
Personal Contratado	**186**	**362**		**548**	**51.861.694**		**51.861.694**
Directivo	33	47		80	10.228.372		10.228.372
Profesional y Técnico	143	231		374	33.852.495		33.852.495
Obrero	10	84		94	7.780.827		7.780.827
TOTAL	186	363		549	52.177.668		52.177.668

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Pensionados		**1**	**1**	**332.069**
Empleados		1	1	332.069
TOTAL		1	1	332.069

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	204.384.808
4.02	Materiales, suministros y mercancías	7.726.000
4.03	Servicios no personales	89.422.572
4.07	Transferencias y donaciones	332.069
	TOTAL	301.865.449

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**301.865.449**
INGRESOS CORRIENTES ORDINARIOS	301.865.449
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	35.000.000
Venta de otros bienes y servicios	35.000.000
TRANSFERENCIAS CORRIENTES	266.865.449
Transferencias corrientes del sector público	266.865.449
Transferencias corrientes internas recibidas del sector público	266.865.449
De la República	266.865.449
Ministerio del Poder Popular para la Comunicación y la Información	266.865.449
-Ingresos Ordinarios	266.865.449
1.2 GASTOS CORRIENTES	**301.865.449**
GASTOS DE CONSUMO	238.112.264
Remuneraciones	204.384.808
Sueldos, salarios y otras retribuciones	74.983.044
Beneficios y complementos de sueldos y salarios	72.006.635
Aportes patronales	10.509.119
Prestaciones sociales y otras indemnizaciones	12.071.868
Asistencia socioeconómica	34.814.142
Compra de bienes y servicios	22.529.302
Bienes de consumo	7.726.000
Servicios no personales	14.803.302
Impuestos indirectos	11.198.154
GASTOS DE LA PROPIEDAD	63.421.116
Derechos sobre bienes intangibles	63.421.116
TRANSFERENCIAS Y DONACIONES CORRIENTES	332.069
Al sector privado	332.069
Transferencias corrientes al sector privado	332.069
Directas a personas	332.069
Pensiones y otros beneficios asociados	332.069
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : EQUILIBRIO	

A0474

Fundación Premio Nacional de Periodismo

FUNDACIÓN PREMIO NACIONAL DE PERIODISMO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Premio Nacional de Periodismo, tiene como objetivo estratégico incentivar, trabajar y promover la cooperación entre los periodistas nacionales para fomentar su integración, la defensa de la soberanía, los valores, la paz y la justicia social. Así mismo, procurar el establecimiento de estímulos e incentivos, a través de programas, dirigidos al ejercicio del periodismo y la ética como eje fundamental del mismo.

En tal sentido, la política presupuestaria instrumentada en el proyecto de presupuesto para el ejercicio económico –financiero 2016 de la fundación, está estructurada bajo el enfoque estratégico contenido en las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", realizada con criterios de racionalidad y busca orientar el fortalecimiento de la actividad periodística en nuestro país, todo ello en concordancia con el Plan Operativo Anual (POA) 2016.

El presupuesto de ingresos, está dirigido al proyecto "Fortalecimiento y reconocimiento de la actividad periodística", cuyo objetivo principal, es reconocer la labor de los comunicadores sociales y reforzar sus conocimientos a través, de cursos de formación y estudios de alto nivel. Para lograrlo, se establecieron la consecución de las siguientes metas:

- Otorgar el Premio Nacional de Periodista, entre más de 200 personas e instituciones que optan y laboran en el gremio.
- Actualizar y formar a periodistas, trabajadores y otros interesados, en el área de la comunicación en una población aproximada de 1.000 comunicadores sociales y trabajadores del área.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**12.219.618**
INGRESOS CORRIENTES ORDINARIOS	12.219.618
TRANSFERENCIAS CORRIENTES	12.219.618
Transferencias corrientes del sector público	12.219.618
Transferencias corrientes internas recibidas del sector público	12.219.618
De la República	12.219.618
TOTAL RECURSOS	**12.219.618**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**12.219.618**
GASTOS DE CONSUMO	11.707.118
Remuneraciones	9.323.184
Sueldos, salarios y otras retribuciones	4.371.324
Beneficios y complementos de sueldos y salarios	1.079.819
Aportes patronales	553.228
Prestaciones sociales y otras indemnizaciones	600.868
Asistencia socioeconómica	2.717.945
Compra de bienes y servicios	2.114.416
Bienes de consumo	1.866.148
Servicios no personales	248.268
Impuestos indirectos	269.518
TRANSFERENCIAS Y DONACIONES CORRIENTES	512.500
Al sector privado	512.500
Transferencias corrientes al sector privado	212.500
Directas a personas	212.500
Jubilaciones y otros beneficios asociados	212.500
Donaciones corrientes al sector privado	300.000
Donaciones a personas	300.000
TOTAL EGRESOS	**12.219.618**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128093	Fortalecimiento y Reconocimiento de la Actividad Periodística	Participante	1.200					5.668.994				5.668.994
TOTAL								5.668.994				5.668.994

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			5.659.095				5.659.095
02	Gestión Administrativa			679.029				679.029
03	Previsión y Protección Social			212.500				212.500
TOTAL				6.550.624				6.550.624

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	12	6	4	22	2.559.105		2.559.105
Alto Nivel y de Dirección	1			1	369.720		369.720
Directivo	4	2	2	8	1.339.116		1.339.116
Profesional y Técnico	4	3	1	8	418.924		418.924
Personal Administrativo	2		1	3	250.713		250.713
Obrero	1	1		2	180.632		180.632
TOTAL	12	6	4	22	2.559.105		2.559.105

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	1		1	212.500
Empleados	1		1	212.500
TOTAL	1		1	212.500

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	9.323.184
4.02	Materiales, suministros y mercancías	1.866.148
4.03	Servicios no personales	517.786
4.07	Transferencias y donaciones	512.500
	TOTAL	12.219.618

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**12.219.618**
INGRESOS CORRIENTES ORDINARIOS	12.219.618
TRANSFERENCIAS CORRIENTES	12.219.618
Transferencias corrientes del sector público	12.219.618
Transferencias corrientes internas recibidas del sector público	12.219.618
De la República	12.219.618
Ministerio del Poder Popular para la Comunicación y la Información	12.219.618
-Ingresos Ordinarios	12.219.618
1.2 GASTOS CORRIENTES	**12.219.618**
GASTOS DE CONSUMO	11.707.118
Remuneraciones	9.323.184
Sueldos, salarios y otras retribuciones	4.371.324
Beneficios y complementos de sueldos y salarios	1.079.819
Aportes patronales	553.228
Prestaciones sociales y otras indemnizaciones	600.868
Asistencia socioeconómica	2.717.945
Compra de bienes y servicios	2.114.416
Bienes de consumo	1.866.148
Servicios no personales	248.268
Impuestos indirectos	269.518
TRANSFERENCIAS Y DONACIONES CORRIENTES	512.500
Al sector privado	512.500
Transferencias corrientes al sector privado	212.500
Directas a personas	212.500
Jubilaciones y otros beneficios asociados	212.500
Donaciones corrientes al sector privado	300.000
Donaciones a personas	300.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : EQUILIBRIO	

A0490

Fundación Ávila TV

FUNDACIÓN ÁVILA TV

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Ávila TV, adscrita al Ministerio del Poder Popular para la Comunicación y la Información mediante Decreto Nro. 6.557 de fecha, 18 de Diciembre de 2008, publicado en Gaceta Oficial Nro. 39.083 de la misma fecha, tiene por objeto proporcionar a las comunidades un canal de televisión que procure proyectar y desarrollar las formas de organización social, las prácticas culturales urbanas, las necesidades de los sectores excluidos y los principales problemas de las comunidades, a través de las políticas públicas ejecutadas para ello.

El proyecto de presupuesto de la Fundación Ávila TV, para el año 2016, se orientará primordialmente a la ejecución del proyecto "Consolidación de la imagen y perfil juvenil del canal Ávila Tv", el cual tiene como objetivo proporcionar una señal de apertura, de inclusión y reimpulso de las expresiones de la cultura musical venezolana, con productos de calidad, como investigaciones documentales, programas, y videoclips creativos y novedosos, enfocados a las expresiones reales culturales venezolanas, para tener sentido crítico y de pertenencia en nuestras raíces dentro del ámbito musical.

Para el ejercicio económico financiero 2016, se prevé alcanzar 8.760 horas continuas de transmisión, 640 contenidos audiovisuales, 916 horas de contenidos audiovisuales en estreno, adquisición de producciones audiovisuales externas (Nacionales e Internacionales) y 2.208 horas académicas. En tal sentido para el desarrollo tanto de la programación, como de la Escuela de Producción Audiovisual, se requiere de un recurso humano adaptado a los nuevos cambios, además de inversiones que garanticen la operatividad y funcionamiento del canal. De igual manera, esta consolidación se entiende también como la búsqueda y desarrollo de otras posibles fuentes de financiamiento mediante convenios, para obtener recursos financieros o materiales adicionales para cubrir las necesidades de la institución.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**260.934.987**
INGRESOS CORRIENTES ORDINARIOS	260.934.987
INGRESOS DE OPERACIÓN	500.000
Otros ingresos de operación	500.000
TRANSFERENCIAS CORRIENTES	260.434.987
Transferencias corrientes del sector público	260.434.987
Transferencias corrientes internas recibidas del sector público	260.434.987
De la República	260.434.987
INGRESOS DE CAPITAL	**200.000**
RECURSOS PROPIOS DE CAPITAL	200.000
Incremento de la depreciación y amortización acumuladas	200.000
TOTAL RECURSOS	**261.134.987**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**259.134.987**
GASTOS DE CONSUMO	259.134.987
Remuneraciones	211.651.478
Sueldos, salarios y otras retribuciones	84.773.226
Beneficios y complementos de sueldos y salarios	35.223.045
Aportes patronales	8.900.903
Prestaciones sociales y otras indemnizaciones	28.686.383
Asistencia socioeconómica	54.067.921
Compra de bienes y servicios	43.257.364
Bienes de consumo	16.298.364
Servicios no personales	26.959.000
Impuestos indirectos	4.026.145
Depreciación y amortización	200.000
GASTOS DE CAPITAL	**2.000.000**
INVERSIÓN REAL DIRECTA	2.000.000
Formación bruta de capital fijo	1.500.000
Maquinaria, equipos y otros bienes muebles	1.500.000
Bienes intangibles	500.000
TOTAL EGRESOS	**261.134.987**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128025	Consolidación de la imagen y perfil juvenil del canal Ávila Tv.	hora	916			500.000		111.946.182				112.446.182
TOTAL						500.000		111.946.182				112.446.182

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			128.523.660				128.523.660
02	Gestión Administrativa	200.000		19.965.145				20.165.145
TOTAL		200.000		148.488.805				148.688.805

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**188**	**205**		**393**	**51.978.899**		**51.978.899**
Alto Nivel y de Dirección	1			1	310.800		310.800
Profesional y Técnico	148	155		303	38.756.660		38.756.660
Personal Administrativo	21	7		28	3.581.473		3.581.473
Obrero	18	43		61	9.329.966		9.329.966
Personal Contratado	**13**	**11**		**24**	**11.218.142**		**11.218.142**
Profesional y Técnico	13	11		24	11.218.142		11.218.142
TOTAL	**201**	**216**		**417**	**63.197.041**		**63.197.041**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	211.651.478
4.02	Materiales, suministros y mercancías	16.298.364
4.03	Servicios no personales	30.985.145
4.04	Activos reales	2.000.000
4.08	Otros gastos	200.000
	TOTAL	**261.134.987**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**260.934.987**
INGRESOS CORRIENTES ORDINARIOS	260.934.987
INGRESOS DE OPERACIÓN	500.000
Otros ingresos de operación	500.000
TRANSFERENCIAS CORRIENTES	260.434.987
Transferencias corrientes del sector público	260.434.987
Transferencias corrientes internas recibidas del sector público	260.434.987
De la República	260.434.987
Ministerio del Poder Popular para la Comunicación y la Información	260.434.987
- Ingresos Ordinarios	260.434.987
1.2 GASTOS CORRIENTES	**259.134.987**
GASTOS DE CONSUMO	259.134.987
Remuneraciones	211.651.478
Sueldos, salarios y otras retribuciones	84.773.226
Beneficios y complementos de sueldos y salarios	35.223.045
Aportes patronales	8.900.903
Prestaciones sociales y otras indemnizaciones	28.686.383
Asistencia socioeconómica	54.067.921
Compra de bienes y servicios	43.257.364
Bienes de consumo	16.298.364
Servicios no personales	26.959.000
Impuestos indirectos	4.026.145
Depreciación y amortización	200.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.800.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.000.000**
RECURSOS PROPIOS DE CAPITAL	2.000.000
Ahorro en cuenta corriente	1.800.000
Incremento de la depreciación y amortización acumuladas	200.000
2.2 GASTOS DE CAPITAL	**2.000.000**
INVERSIÓN REAL DIRECTA	2.000.000
Formación bruta de capital fijo	1.500.000
Maquinaria, equipos y otros bienes muebles	1.500.000
Bienes intangibles	500.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A1601

Fundación El Correo del Orinoco

FUNDACIÓN EL CORREO DEL ORINOCO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación "El Correo del Orinoco", cuya creación fue mediante Decreto Presidencial Nº 6.879 del 19 de Agosto de 2009, publicado en Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.245 de la misma fecha, tiene como objetivo principal, proporcionar a las comunidades un medio de información impreso, de circulación diaria que proyecte y desarrolle la nueva estrategia comunicacional del Ejecutivo Nacional.

El periódico, como herramienta de difusión de la información, contribuirá a enfrentar el terrorismo mediático, informando de manera oportuna y veraz, coadyuvando a la divulgación de los cometidos y fines del Estado, todo conforme a lo establecido en la Constitución de la República Bolivariana de Venezuela, divulgando asimismo, los planes establecidos, para la búsqueda del fortalecimiento y profundización del proceso revolucionario y la materialización del Plan de la Patria en lo que lo comunicacional se refiere.

Para el ejercicio económico financiero 2016, la Fundación "El Correo del Orinoco", orientara el Presupuesto a la consolidación y posicionamiento del diario como el primer canal de difusión de noticias veraces que le permitan a los lectores de todo el país entrar en contacto con la realidad que ocurre en el territorio nacional y además ser el medio que informe al pueblo los logros y avances de toda la gestión del Ejecutivo Nacional.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**106.808.879**
INGRESOS CORRIENTES ORDINARIOS	106.808.879
INGRESOS DE OPERACIÓN	6.000.000
Otros ingresos de operación	6.000.000
TRANSFERENCIAS CORRIENTES	100.808.879
Transferencias corrientes del sector público	100.808.879
Transferencias corrientes internas recibidas del sector público	100.808.879
De la República	100.808.879
INGRESOS DE CAPITAL	**445.339**
RECURSOS PROPIOS DE CAPITAL	445.339
Incremento de la depreciación y amortización acumuladas	445.339
TOTAL RECURSOS	**107.254.218**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**106.627.350**
GASTOS DE CONSUMO	106.627.350
Remuneraciones	77.710.512
Sueldos, salarios y otras retribuciones	27.973.968
Beneficios y complementos de sueldos y salarios	18.110.000
Aportes patronales	5.620.000
Prestaciones sociales y otras indemnizaciones	4.817.605
Asistencia socioeconómica	21.188.939
Compra de bienes y servicios	26.287.874
Bienes de consumo	5.635.433
Servicios no personales	20.652.441
Impuestos indirectos	2.183.625
Depreciación y amortización	445.339
GASTOS DE CAPITAL	**626.868**
INVERSIÓN REAL DIRECTA	626.868
Formación bruta de capital fijo	626.868
Maquinaria, equipos y otros bienes muebles	626.868
TOTAL EGRESOS	**107.254.218**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	Presupuesto 2016
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128014	Consolidación y posicionamiento del Correo del Orinoco como diario difusor de noticias para las comunidades del País	Ejemplar	8.482 342			2.786.356		73.089.166				75.875.522
TOTAL						2.786.356		73.089.166				75.875.522

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						
		Ingresos					Fuentes Financieras	Presupuesto 2016
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			24.601.573				24.601.573
02	Gestión Administrativa	3.658.983		3.118.140				6.777.123
TOTAL		3.658.983		27.719.713				31.378.696

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	1			1	600.000		600.000
Alto Nivel y de Dirección	1			1	600.000		600.000
Personal Contratado	39	109		148	19.973.968		19.973.968
Directivo	5	14		19	4.475.000		4.475.000
Profesional y Técnico	15	60		75	8.218.968		8.218.968
Personal Administrativo	13	27		40	3.280.000		3.280.000
Obrero	6	8		14	4.000.000		4.000.000
TOTAL	40	109		149	20.573.968		20.573.968

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	77.710.512
4.02	Materiales, suministros y mercancías	5.635.433
4.03	Servicios no personales	22.836.066
4.04	Activos reales	626.868
4.08	Otros gastos	445.339
	TOTAL	107.254.218

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**106.808.879**
INGRESOS CORRIENTES ORDINARIOS	106.808.879
INGRESOS DE OPERACIÓN	6.000.000
Otros ingresos de operación	6.000.000
TRANSFERENCIAS CORRIENTES	100.808.879
Transferencias corrientes del sector público	100.808.879
Transferencias corrientes internas recibidas del sector público	100.808.879
De la República	100.808.879
Ministerio del Poder Popular para la Comunicación y la Información	100.808.879
-Ingresos Ordinarios	100.808.879
1.2 GASTOS CORRIENTES	**106.627.350**
GASTOS DE CONSUMO	106.627.350
Remuneraciones	77.710.512
Sueldos, salarios y otras retribuciones	27.973.968
Beneficios y complementos de sueldos y salarios	18.110.000
Aportes patronales	5.620.000
Prestaciones sociales y otras indemnizaciones	4.817.605
Asistencia socioeconómica	21.188.939
Compra de bienes y servicios	26.287.874
Bienes de consumo	5.635.433
Servicios no personales	20.652.441
Impuestos indirectos	2.183.625
Depreciación y amortización	445.339
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**181.529**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**626.868**
RECURSOS PROPIOS DE CAPITAL	626.868
Ahorro en cuenta corriente	181.529
Incremento de la depreciación y amortización acumuladas	445.339
2.2 GASTOS DE CAPITAL	**626.868**
INVERSIÓN REAL DIRECTA	626.868
Formación bruta de capital fijo	626.868
Maquinaria, equipos y otros bienes muebles	626.868
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

37
Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno

Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno

A0124 Consejo Nacional para las Personas con Discapacidad (CONAPDIS)

A0216 Fundación "Pueblo Soberano"

A0246 Servicio Desconcentrado de Administración y Gestión del Fondo de Ahorro Familiar e Inversión Social "Hijos de Venezuela"

A0306 Fundación "José Félix Ribas" (FUNDARIBAS)

A0369 Fundación Musical Simón Bolívar (Fundamusical Bolívar)

A0411 Fundación Pro-Patria 2000

A0480 Fundación Misión Negra Hipólita

A0484 Fundación Nacional El Niño Simón

A0539 Fundación Movimiento Nacional de Teatro para Niñas, Niños y Jóvenes, César Rengifo

A0540 Fundación Misión José Gregorio Hernández

A0555 Instituto de Altos Estudios del Pensamiento del Comandante Supremo Hugo Rafael Chávez Frias

A0579 Cuerpo Nacional Contra la Corrupción

A0589 Fundación Movimiento por la Paz y la Vida

A0910 Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA)

A0931 Servicio Autónomo Fondo Nacional de Protección de Niños, Niñas y Adolescentes (FNPNNA)

A0950 Instituto Nacional de Servicios Sociales (INASS)

A1602 Fundación Misión Niño Jesús

A1604 Fundación Oficina Presidencial de Planes y Proyectos Especiales

A0124

Consejo Nacional para las Personas con Discapacidad (CONAPDIS)

CONSEJO NACIONAL PARA LAS PERSONAS CON DISCAPACIDAD (CONAPDIS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Consejo Nacional para las Personas con Discapacidad (Conapdis), está dirigido en el marco de las “Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019” y los lineamientos del Plan Operativo Anual (Poan), a través de la directriz de “La mayor suma de seguridad social, mayor suma estabilidad política y la mayor suma de felicidad”, cuyo objetivo apunta a reducir la miseria a cero y acelerar su disminución, así como atender integralmente a la población en situación de extrema pobreza y máxima exclusión social; permitiendo fortalecer y afianzar la gestión que ha venido desarrollando la Institución de acuerdo al cumplimiento de los objetivos, estrategias y políticas, basados en la misión y visión de la misma y a su vez lograr disminuir la brecha existente para el desarrollo económico y social del país. Para el ejercicio económico financiero 2016, el Consejo Nacional para las Personas con Discapacidad (Conapdis) tiene previsto desarrollar las siguientes acciones:

- Fortalecer las políticas especiales a través de la integración de las personas con discapacidad, su familia y el entorno, enmarcadas en la Ley para las Personas con Discapacidad; para ello se toma en cuenta el estudio de las variables macroeconómicas que han afectado la economía Venezolana en los últimos tres (03) años.
- Generar cambios culturales en materia de atención integral a las personas con discapacidad y sus familias, en el nuevo modelo socialista, a través de las redes interinstitucionales y comunales. Beneficiando a una población de 112.470 personas.
- Garantizar el cumplimiento de la Ley para las Personas con Discapacidad, a través del sistema único y permanente de registro, en redes interinstitucionales y comunales, a fin de velar por los derechos, deberes y garantías de las personas con discapacidad.
- Generar las transformaciones necesarias en los espacios académicos, institucionales y comunitarios que conforman la red intersectorial y comunal, para con ello convertir el elemento discapacidad en un eje transversal presente en todas las políticas públicas. Se diseñarán planes y programas de formación socio productivo realizando investigaciones específicas en materia de discapacidad, logrando así, producir siete (07) programas de investigación efectiva.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**186.859.201**
INGRESOS CORRIENTES ORDINARIOS	186.859.201
TRANSFERENCIAS CORRIENTES	186.859.201
Transferencias corrientes del sector público	186.859.201
Transferencias corrientes internas recibidas del sector público	186.859.201
De la República	186.859.201
INGRESOS DE CAPITAL	**459.375**
RECURSOS PROPIOS DE CAPITAL	459.375
Incremento de la depreciación y amortización acumuladas	459.375
TOTAL RECURSOS	**187.318.576**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**181.568.576**
GASTOS DE CONSUMO	179.934.601
Remuneraciones	147.047.878
Sueldos, salarios y otras retribuciones	43.763.507
Beneficios y complementos de sueldos y salarios	38.662.018
Aportes patronales	3.804.694
Prestaciones sociales y otras indemnizaciones	10.467.573
Asistencia socioeconómica	50.350.086
Compra de bienes y servicios	29.812.500
Bienes de consumo	15.169.975
Servicios no personales	14.642.525
Impuestos indirectos	2.614.848
Depreciación y amortización	459.375
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.633.975
Al sector privado	1.633.975
Transferencias corrientes al sector privado	633.975
Directas a personas	633.975
Jubilaciones y otros beneficios asociados	633.975
Donaciones corrientes al sector privado	1.000.000
Donaciones a personas	1.000.000
GASTOS DE CAPITAL	**5.750.000**
INVERSIÓN REAL DIRECTA	5.750.000
Formación bruta de capital fijo	5.750.000
Maquinaria, equipos y otros bienes muebles	5.276.020
Construcciones de bienes de dominio privado	473.980
TOTAL EGRESOS	**187.318.576**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género: Fem.	Meta: Género: Masc.	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
128376	Propulsar la transformación del Sistema Asistencial, a la participación protagónica e inclusiva de las Personas con Discapacidad y sus Familiares, en los espacios de articulación intersectorial e institucional y comunal, para la constitución de una sociedad igualitaria, productiva y justa.	atención	108.350					83.836.233				83.836.233
128458	Dotación de los Centros Humanistas de Atención Integral para las Personas con Discapacidad, en los estados Trujillo y Zulia	dotación	2					9.982.525				9.982.525
	TOTAL							93.818.758				93.818.758

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			84.967.093				84.967.093
02	Gestión Administrativa	459.375		7.439.374				7.898.749
03	Previsión y Protección Social			633.976				633.976
	TOTAL	459.375		93.040.443				93.499.818

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**54**	**60**		**114**	**12.577.710**		**12.577.710**
Alto Nivel y de Dirección	1			1	150.148		150.148
Directivo	38	40		78	8.566.109		8.566.109
Obrero	15	20		35	3.861.453		3.861.453
Personal Contratado	**93**	**109**		**202**	**22.396.206**		**22.396.206**
Profesional y Técnico	43	69		112	12.505.515		12.505.515
Personal Administrativo	43	30		73	8.150.916		8.150.916
Obrero	7	10		17	1.739.775		1.739.775
TOTAL	**147**	**169**		**316**	**34.973.916**		**34.973.916**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	2	3	5	**633.975**
Obreros	2	3	5	633.975
TOTAL	2	3	5	**633.975**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	147.047.878
4.02	Materiales, suministros y mercancias	15.169.975
4.03	Servicios no personales	17.257.373
4.04	Activos reales	5.750.000
4.07	Transferencias y donaciones	1.633.975
4.08	Otros gastos	459.375
	TOTAL	187.318.576

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**186.859.201**
INGRESOS CORRIENTES ORDINARIOS	186.859.201
TRANSFERENCIAS CORRIENTES	186.859.201
Transferencias corrientes del sector público	186.859.201
Transferencias corrientes internas recibidas del sector público	186.859.201
De la República	186.859.201
Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno	186.859.201
Ingresos ordinarios	186.859.201
1.2 GASTOS CORRIENTES	**181.568.576**
GASTOS DE CONSUMO	179.934.601
Remuneraciones	147.047.878
Sueldos, salarios y otras retribuciones	43.763.507
Beneficios y complementos de sueldos y salarios	38.662.018
Aportes patronales	3.804.694
Prestaciones sociales y otras indemnizaciones	10.467.573
Asistencia socioeconómica	50.350.086
Compra de bienes y servicios	29.812.500
Bienes de consumo	15.169.975
Servicios no personales	14.642.525
Impuestos indirectos	2.614.848
Depreciación y amortización	459.375
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.633.975
Al sector privado	1.633.975
Transferencias corrientes al sector privado	633.975
Directas a personas	633.975
Jubilaciones y otros beneficios asociados	633.975
Donaciones corrientes al sector privado	1.000.000
Donaciones a personas	1.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**5.290.625**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**5.750.000**
RECURSOS PROPIOS DE CAPITAL	5.750.000
Ahorro en cuenta corriente	5.290.625
Incremento de la depreciación y amortización acumuladas	459.375
2.2 GASTOS DE CAPITAL	**5.750.000**
INVERSIÓN REAL DIRECTA	5.750.000
Formación bruta de capital fijo	5.750.000
Maquinaria, equipos y otros bienes muebles	5.276.020
Construcciones de bienes de dominio privado	473.980
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0216

Fundación "Pueblo Soberano"

FUNDACIÓN "PUEBLO SOBERANO"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La fundación Pueblo Soberano, es el ente que canaliza en forma organizada y coherente, una serie de recursos, destinados a prestar atención integral a los sectores de la población más necesitados, a través de asistencia socio-económica en el área de salud y vivienda, apoyando el accionar de las instituciones del Estado y las organizaciones del Poder Popular que brindan atención, en dichas áreas, a estos sectores de la población, coadyuvando así a elevar su calidad de vida, en el marco de los postulados del Socialismo Bolivariano.

El proyecto presentado, está directamente vinculado a las "Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", para la satisfacción de las necesidades de los ciudadanos que presentan solicitudes de ayudas socio-económicas al Presidente de la República, redundando en una mejora sustancial de su calidad de vida.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**992.884.775**
INGRESOS CORRIENTES ORDINARIOS	992.884.775
TRANSFERENCIAS CORRIENTES	992.884.775
Transferencias corrientes del sector público	992.884.775
Transferencias corrientes internas recibidas del sector público	992.884.775
De la República	992.884.775
INGRESOS DE CAPITAL	**1.000.000**
RECURSOS PROPIOS DE CAPITAL	1.000.000
Incremento de la depreciación y amortización acumuladas	1.000.000
TOTAL RECURSOS	**993.884.775**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**981.003.175**
GASTOS DE CONSUMO	395.508.777
Remuneraciones	228.834.220
Sueldos, salarios y otras retribuciones	130.209.072
Beneficios y complementos de sueldos y salarios	34.209.305
Aportes patronales	7.132.210
Prestaciones sociales y otras indemnizaciones	9.370.267
Asistencia socioeconómica	47.913.366
Compra de bienes y servicios	149.415.620
Bienes de consumo	56.206.336
Servicios no personales	93.209.284
Impuestos indirectos	16.258.937
Depreciación y amortización	1.000.000
GASTOS DE LA PROPIEDAD	1.489.600
Derechos sobre bienes intangibles	1.489.600
TRANSFERENCIAS Y DONACIONES CORRIENTES	584.004.798
Al sector privado	494.004.798
Donaciones corrientes al sector privado	494.004.798
Donaciones a personas	494.004.798
Al sector público	90.000.000
Donaciones corrientes al sector público	90.000.000
A la República	90.000.000
GASTOS DE CAPITAL	**12.881.600**
INVERSIÓN REAL DIRECTA	12.881.600
Formación bruta de capital fijo	11.665.600
Maquinaria, equipos y otros bienes muebles	11.665.600
Bienes intangibles	1.216.000
TOTAL EGRESOS	**993.884.775**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128445	Asistencia Socioeconómica a los sectores más necesitados de la Nación	apoyo	1.309	126	104			584.004.798				584.004.798
TOTAL								584.004.798				584.004.798

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			228.834.220				228.834.220
02	Gestión Administrativa	1.000.000		180.045.757				181.045.757
TOTAL		1.000.000		408.879.977				409.879.977

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**74**	**46**	**23**	**143**	**73.804.496**	**13.546.440**	**87.350.936**
Alto Nivel y de Dirección		1		1	7.359.303	1.436.332	8.795.635
Directivo	3	4	3	10	2.144.820	603.775	2.748.595
Profesional y Técnico	58	21	10	89	50.990.079	7.358.294	58.348.373
Personal Administrativo	10	4	7	21	5.458.798	1.991.713	7.450.511
Obrero	3	16	3	22	7.851.496	2.156.326	10.007.822
Personal Contratado	**5**	**6**		**11**	**11.390.332**		**11.390.332**
Profesional y Técnico	3	1		4	635.391		635.391
Personal Administrativo	1	3		4	5.211.797		5.211.797
Obrero	1	2		3	5.543.144		5.543.144
TOTAL	**79**	**52**	**23**	**154**	**85.194.828**	**13.546.440**	**98.741.268**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	228.834.220
4.02	Materiales, suministros y mercancías	56.206.336
4.03	Servicios no personales	110.957.821
4.04	Activos reales	12.881.600
4.07	Transferencias y donaciones	584.004.798
4.08	Otros gastos	1.000.000
	TOTAL	**993.884.775**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**992.884.775**
INGRESOS CORRIENTES ORDINARIOS	992.884.775
TRANSFERENCIAS CORRIENTES	992.884.775
Transferencias corrientes del sector público	992.884.775
Transferencias corrientes internas recibidas del sector público	992.884.775
De la República	992.884.775
Ministerio del Poder Popular del Despacho de la Presidencia	
y Seguimiento de la Gestión de Gobierno	992.884.775
- Ingresos Ordinarios	992.884.775
1.2 GASTOS CORRIENTES	**981.003.175**
GASTOS DE CONSUMO	395.508.777
Remuneraciones	228.834.220
Sueldos, salarios y otras retribuciones	130.209.072
Beneficios y complementos de sueldos y salarios	34.209.305
Aportes patronales	7.132.210
Prestaciones sociales y otras indemnizaciones	9.370.267
Asistencia socioeconómica	47.913.366
Compra de bienes y servicios	149.415.620
Bienes de consumo	56.206.336
Servicios no personales	93.209.284
Impuestos indirectos	16.258.937
Depreciación y amortización	1.000.000
GASTOS DE LA PROPIEDAD	1.489.600
Derechos sobre bienes intangibles	1.489.600
TRANSFERENCIAS Y DONACIONES CORRIENTES	584.004.798
Al sector privado	494.004.798
Donaciones corrientes al sector privado	494.004.798
Donaciones a personas	494.004.798
Al sector público	90.000.000
Donaciones corrientes al sector público	90.000.000
A la República	90.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**11.881.600**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**12.881.600**
RECURSOS PROPIOS DE CAPITAL	12.881.600
Ahorro en cuenta corriente	11.881.600
Incremento de la depreciación y amortización acumuladas	1.000.000
2.2 GASTOS DE CAPITAL	**12.881.600**
INVERSIÓN REAL DIRECTA	12.881.600
Formación bruta de capital fijo	11.665.600
Maquinaria, equipos y otros bienes muebles	11.665.600
Bienes intangibles	1.216.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0246

Servicio Desconcentrado de Administración y Gestión del Fondo de Ahorro Familiar e Inversión Social "Hijos de Venezuela"

SERVICIO DESCONCENTRADO DE ADMINISTRACIÓN Y GESTIÓN DEL FONDO DE AHORRO FAMILIAR E INVERSIÓN SOCIAL "HIJOS DE VENEZUELA"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Servicio Desconcentrado de Administración y Gestión del Fondo de Ahorro Familiar e Inversión Social "Hijos de Venezuela" se encarga de administrar, manejar financieramente la gestión e inversión de los recursos asignados al Fondo de Ahorro Familiar e Inversión Social cuya misión es establecer un régimen especial de asignaciones familiares, universal, integral, y solidario para el apoyo económico y social de los sectores de la población más vulnerables, hogares venezolanos en situación de pobreza crítica, que tengan un ingreso familiar por debajo del salario mínimo, para facilitar su acceso al disfrute de los derechos fundamentales y asegurar su incorporación a actividades productivas que garanticen el buen vivir de la familia, bajo principios consagrados en la Constitución de República Bolivariana de Venezuela y las "Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019".

En tal sentido, tiene como finalidad ser un servicio desconcentrado de administración y gestión, sin personalidad jurídica dotado de capacidad de gestión presupuestaria, administrativa y financiera, que atiende a criterios de economía, eficiencia, eficacia, celeridad, proporcionalidad, participación, honestidad, transparencia y rendición de cuentas, con sometimiento pleno a la Ley, que garantizará el fortalecimiento de la "Gran Misión Hijos de Venezuela"

En este orden de ideas, para el ejercicio económico 2016 el Servicio Desconcentrado de Administración y Gestión del Fondo de Ahorro Familiar e Inversión Social "Hijos de Venezuela", continuará ejecutando el Proyecto Institucional en Fortalecimiento Socio Económico y Socio Productivo a las Familias en situación de pobreza crítica en el marco de la Gran Misión Hijos de Venezuela, a fin de continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar la "mayor suma de seguridad social, mayor suma de estabilidad política y la mayor suma de felicidad" para nuestro pueblo.

El Presupuesto de Ingresos y Gastos establecerá las bases para atender lo concerniente a las exigencias que implica el desarrollo efectivo de una programación pluralista, con miras a mejorar la efectividad, eficiencia y transparencia de la Gestión Pública.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**94.514.558**
INGRESOS CORRIENTES ORDINARIOS	94.514.558
TRANSFERENCIAS CORRIENTES	94.514.558
Transferencias corrientes del sector público	94.514.558
Transferencias corrientes internas recibidas del sector público	94.514.558
De la República	94.514.558
TOTAL RECURSOS	**94.514.558**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**94.514.558**
GASTOS DE CONSUMO	62.967.862
Remuneraciones	39.696.115
Sueldos, salarios y otras retribuciones	26.852.235
Beneficios y complementos de sueldos y salarios	5.883.736
Aportes patronales	3.674.924
Prestaciones sociales y otras indemnizaciones	1.200.000
Asistencia socioeconómica	2.085.220
Compra de bienes y servicios	23.071.747
Bienes de consumo	11.930.000
Servicios no personales	11.141.747
Impuestos indirectos	200.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	30.244.660
Al sector externo	30.244.660
Donaciones corrientes al exterior	30.244.660
A personas	30.244.660
OTROS GASTOS CORRIENTES	1.302.036
Otros gastos corrientes	1.302.036
Bienes y servicios para la venta	1.302.036
TOTAL EGRESOS	**94.514.558**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos							Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos						Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones						
							De la República		De los Entes Descentralizados	Otras			
							Proyectos por Endeudamiento	Otras					
128339	Fortalecimiento Socio Económico y Socio Productivo a las familias en situación de pobreza crítica en el marco de la Gran Misión hijos de Venezuela	Familia	316.020					94.514.558					94.514.558
TOTAL								94.514.558					94.514.558

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**20**	**10**		**30**	**8.832.467**		**8.832.467**
Alto Nivel y de Dirección	1			1	739.192		739.192
Directivo	3	2		5	2.458.600		2.458.600
Profesional y Técnico	16	8		24	5.634.675		5.634.675
Personal Contratado	**20**	**14**		**34**	**5.326.532**		**5.326.532**
Directivo	3	2		5	1.256.532		1.256.532
Profesional y Técnico	12	10		22	3.200.000		3.200.000
Personal Administrativo	5	2		7	870.000		870.000
TOTAL	**40**	**24**		**64**	**14.158.999**		**14.158.999**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	39.696.115
4.02	Materiales, suministros y mercancias	13.232.036
4.03	Servicios no personales	11.341.747
4.07	Transferencias y donaciones	30.244.660
	TOTAL	**94.514.558**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**94.514.558**
INGRESOS CORRIENTES ORDINARIOS	94.514.558
TRANSFERENCIAS CORRIENTES	94.514.558
Transferencias corrientes del sector público	94.514.558
Transferencias corrientes internas recibidas del sector público	94.514.558
De la República	94.514.558
Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno	94.514.558
-Ingresos Ordinarios	94.514.558
1.2 GASTOS CORRIENTES	**94.514.558**
GASTOS DE CONSUMO	62.967.862
Remuneraciones	39.696.115
Sueldos, salarios y otras retribuciones	26.852.235
Beneficios y complementos de sueldos y salarios	5.883.736
Aportes patronales	3.674.924
Prestaciones sociales y otras indemnizaciones	1.200.000
Asistencia socioeconómica	2.085.220
Compra de bienes y servicios	23.071.747
Bienes de consumo	11.930.000
Servicios no personales	11.141.747
Impuestos indirectos	200.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	30.244.660
Al sector externo	30.244.660
Donaciones corrientes al exterior	30.244.660
A personas	30.244.660
OTROS GASTOS CORRIENTES	1.302.036
Otros gastos corrientes	1.302.036
Bienes y servicios para la venta	1.302.036
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : EQUILIBRIO	

A0306

Fundación "José Félix Ribas" (FUNDARIBAS)

FUNDACIÓN "JOSÉ FÉLIX RIBAS" (FUNDARIBAS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación tiene por objeto el funcionamiento, mantenimiento y financiamiento de las comunidades terapéuticas, prevención, rehabilitación e investigación científica sobre el uso de modo inadecuado, abusivo y fuera de la prescripción facultativa, de sustancias estupefacientes y psicotrópicas.

La Institución desarrolla:

Tratamiento: Tiene como objetivo planificar, ejecutar y desarrollar programas y acciones de asistencia integral, dirigidas al sector de la población afectada por el uso y abuso de drogas. Las acciones están dirigidas a:

- Brindar asistencia integral al sector de la población afectada por el consumo de sustancias estupefacientes y psicotrópicas.
- Incorporar a la familia del consumidor en el sistema de asistencia integral, a objeto de mantener la recuperación y promover la salud familiar.
- Ofrecer a los usuarios asistencia integral a través de diversas técnicas que permitan la atención en los diferentes niveles de salud.
- Registrar y sistematizar la información sobre la población atendida, su volumen y características, así como evaluar los procedimientos y procesos de tratamiento para ajustar los programas.
- Orientar el tratamiento hacia la ejecución de un proyecto de vida personal, coherente con el logro de unas condiciones de vida satisfactorias.
- Constituir una red institucional de tratamiento, rehabilitación y reinserción social que de respuesta a las necesidades de los usuarios y sus familiares.

Prevención: Tiene por objetivo intervenir en grupos, comunidades e instituciones, con la finalidad de mejorar la calidad de vida de la población a través de estrategias preventivas que permitan el abordaje del problema del consumo de drogas. Las acciones están dirigidas a:

- Formar y capacitar multiplicadores en materia de prevención integral ante las drogas.
- Promover en la población prácticas alternativas que contrasten los factores de riesgo y desarrollen estilos de vida positivos, saludables y autónomos.
- Promover el desarrollo y consolidación de una red de prevención integral a nivel nacional.

Las acciones que desarrollará la Fundación en el año 2016 se orientará a la consecución de los objetivos y metas previstas en los proyectos siguientes:

- Prestar en los centros de atención a nivel regional un servicio de desintoxicación y deshabituación, mediante la aplicación de tratamientos médicos, psiquiátricos y psicológicos a ciudadanos y ciudadanas con problemas de adicciones comportamentales de drogas licitas e ilícitas velando, por su inclusión en el ámbito social, laboral, educativo y familiar.
- Formar preventores y preventoras en la lucha, contra el consumo de drogas licitas e ilícitas, mediante la articulación con entes públicos y privados, generando investigaciones que fortalezcan la prevención, atención, tratamiento y rehabilitación, de las personas afectadas por el consumo de drogas lícitas e ílicitas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**221.126.961**
INGRESOS CORRIENTES ORDINARIOS	221.126.961
TRANSFERENCIAS CORRIENTES	221.126.961
Transferencias corrientes del sector público	221.126.961
Transferencias corrientes internas recibidas del sector público	221.126.961
De la República	221.126.961
INGRESOS DE CAPITAL	**632.632**
RECURSOS PROPIOS DE CAPITAL	632.632
Incremento de la depreciación y amortización acumuladas	632.632
TOTAL RECURSOS	**221.759.593**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**216.970.907**
GASTOS DE CONSUMO	213.694.332
Remuneraciones	169.076.857
Sueldos, salarios y otras retribuciones	76.647.618
Beneficios y complementos de sueldos y salarios	32.332.617
Aportes patronales	2.583.695
Prestaciones sociales y otras indemnizaciones	15.549.727
Asistencia socioeconómica	41.963.200
Compra de bienes y servicios	41.003.999
Bienes de consumo	25.619.234
Servicios no personales	15.384.765
Impuestos indirectos	2.980.844
Depreciación y amortización	632.632
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.276.575
Al sector privado	3.276.575
Transferencias corrientes al sector privado	3.276.575
Directas a personas	3.276.575
Pensiones y otros beneficios asociados	990.731
Jubilaciones y otros beneficios asociados	2.285.844
GASTOS DE CAPITAL	**4.788.686**
INVERSIÓN REAL DIRECTA	4.788.686
Formación bruta de capital fijo	4.788.686
Maquinaria, equipos y otros bienes muebles	4.788.686
TOTAL EGRESOS	**221.759.593**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
128306	Prestar en los Centros de Atención a nivel regional un servicio de desintoxicación y deshabituación, mediante la aplicación de tratamientos médicos, psiquiátricos y psicológicos a ciudadanos y ciudadanas con problemas de adicciones comportamentales de drogas lícitas e ilícitas velando, por su inclusión en el ámbito social, laboral, educativo y familiar.	paciente	78.510	26.170	52.340			112.750.032				112.750.032
128313	Formar Preventores y Preventoras en la lucha, contra el consumo de drogas lícitas e ilícitas, mediante la articulación con entes públicos y privados, generando investigaciones que fortalezcan la prevención, atención, tratamiento y rehabilitación, de las personas afectadas por el consumo de drogas lícitas e ilícitas.	participante	12.800					31.676.494				31.676.494
TOTAL								144.426.526				144.426.526

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			57.933.016				57.933.016
02	Gestión Administrativa	632.632		15.490.844				16.123.476
03	Previsión y Protección Social			3.276.575				3.276.575
	TOTAL	632.632		76.700.435				77.333.067

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**193**	**119**		**312**	**35.665.010**	**6.162.218**	**41.827.228**
Alto Nivel y de Dirección		1		1	176.576		176.576
Directivo	20	12		32	5.189.949		5.189.949
Profesional y Técnico	91	51		142	16.163.383	2.682.464	18.845.847
Personal Administrativo	54	24		78	9.911.996	1.851.038	11.763.034
Personal de Investigación		1		1	117.695	24.130	141.825
Personal Médico	2	3		5	1.428.302	419.040	1.847.342
Obrero	26	27		53	2.677.109	1.185.546	3.862.655
Personal Contratado	**65**	**66**		**131**	**4.184.276**		**4.184.276**
Directivo		1		1	42.980		42.980
Profesional y Técnico	40	36		76	2.100.951		2.100.951
Personal Administrativo	15	17		32	1.251.657		1.251.657
Personal Médico	10	12		22	788.688		788.688
TOTAL	**258**	**185**		**443**	**39.849.286**	**6.162.218**	**46.011.504**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**9**	**9**	**18**	**2.285.844**
Alto Nivel y de Dirección		1	1	229.487
Médicos		1	1	78.825
Empleados	5	4	9	1.490.027
Obreros	4	3	7	487.505
Pensionados	**6**	**4**	**10**	**768.735**
Médicos		1	1	78.825
Empleados	5	2	7	518.146
Obreros	1	1	2	171.764
TOTAL	**15**	**13**	**28**	**3.054.579**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	169.076.857
4.02	Materiales, suministros y mercancías	25.619.234
4.03	Servicios no personales	18.365.609
4.04	Activos reales	4.788.686
4.07	Transferencias y donaciones	3.276.575
4.08	Otros gastos	632.632
	TOTAL	221.759.593

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**221.126.961**
INGRESOS CORRIENTES ORDINARIOS	221.126.961
TRANSFERENCIAS CORRIENTES	221.126.961
Transferencias corrientes del sector público	221.126.961
Transferencias corrientes internas recibidas del sector público	221.126.961
De la República	221.126.961
Ministerio del Poder Popular del despacho de la	
Presidencia y Seguimiento de la gestión de Gobierno	221.126.961
- Ingresos Ordinarios	221.126.961
1.2 GASTOS CORRIENTES	**216.970.907**
GASTOS DE CONSUMO	213.694.332
Remuneraciones	169.076.857
Sueldos, salarios y otras retribuciones	76.647.618
Beneficios y complementos de sueldos y salarios	32.332.617
Aportes patronales	2.583.695
Prestaciones sociales y otras indemnizaciones	15.549.727
Asistencia socioeconómica	41.963.200
Compra de bienes y servicios	41.003.999
Bienes de consumo	25.619.234
Servicios no personales	15.384.765
Impuestos indirectos	2.980.844
Depreciación y amortización	632.632
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.276.575
Al sector privado	3.276.575
Transferencias corrientes al sector privado	3.276.575
Directas a personas	3.276.575
Pensiones y otros beneficios asociados	990.731
Jubilaciones y otros beneficios asociados	2.285.844
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**4.156.054**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**4.788.686**
RECURSOS PROPIOS DE CAPITAL	4.788.686
Ahorro en cuenta corriente	4.156.054
Incremento de la depreciación y amortización acumuladas	632.632
2.2 GASTOS DE CAPITAL	**4.788.686**
INVERSIÓN REAL DIRECTA	4.788.686
Formación bruta de capital fijo	4.788.686
Maquinaria, equipos y otros bienes muebles	4.788.686
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0369

Fundación Musical Simón Bolívar (Fundamusical Bolívar)

FUNDACIÓN MUSICAL SIMÓN BOLÍVAR (Fundamusical Bolívar)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Musical Simón Bolívar (Fundamusical Bolívar), rinde frutos de esperanza a una cantera de miles de niños, niñas, adolescentes y jóvenes venezolanos que cumplen a través de la música sus sueños de realización personal y profesional. La música es la herramienta fundamental para la incorporación de niños, niñas, adolescentes y jóvenes, cristalizado a través del sistema nacional de orquestas y coros infantiles y juveniles de Venezuela, que durante 40 años ha venido construyendo hasta el presente una red de orquestas y coros juveniles e Infantiles diseminada a lo largo y ancho del territorio nacional. Hoy Venezuela es un hermoso mapa musical sembrado con 1.210 orquestas y 372 coros juveniles e infantiles. El Sistema cuenta con 440 núcleos y 1.340 módulos en todo el territorio nacional, donde son atendidos 711.787 niños, niñas, adolescentes y jóvenes por un personal académico de 10.191 docentes, distribuidos en los 24 estados de Venezuela.

La Fundación Musical Simón Bolívar es una institución abierta a toda la sociedad, con un alto concepto de excelencia musical, contribuyendo al desarrollo integral del ser humano, vinculándose con la comunidad a través del intercambio, la cooperación y el cultivo de valores trascendentales que inciden en la transformación del niño, el joven y el entorno familiar. Se cuenta con un recurso humano dirigido al logro de una meta común, con mística y gozo, formando equipos multidisciplinarios altamente motivados e identificados con la Institución. Se reconoce al movimiento orquestal como una oportunidad para el desarrollo personal en lo intelectual, en lo espiritual, en lo social y en lo profesional, rescatando al niño y al joven de una juventud vacía, desorientada, desviada.

La Fundación Musical Simón Bolívar constituye una obra social del Estado Venezolano, consagrada al rescate pedagógico, ocupacional y ético de la infancia y la juventud, mediante la instrucción y la práctica colectiva de la música, por lo que se considera uno de los puntales de la política social nacional, dedicada a la capacitación, la prevención y recuperación de los grupos más vulnerables del País, tanto por sus características etéreas como por su situación socioeconómica.

Para el ejercicio económico financiero 2016, esta organización implementará las siguientes acciones:

- Continuar con el programa de fortalecimiento del sistema mediante la formación profesional de 850.000 niños, niñas, adolescentes y jóvenes músicos, en los núcleos y módulos orquestales juveniles e infantiles creados a nivel nacional.

- Expandir a nivel nacional el programa de integración social de niños y jóvenes con necesidades educativas especiales, proyecto que se viene ejecutando actualmente en los Estados Lara y Aragua.

- Expandir y fortalecer el proyecto "Del Pupitre al Atril" que consiste en propiciar la creación de orquestas y coros infantiles en las escuelas bolivarianas, como una forma de contribuir al proceso de integración entre cultura y educación, como símbolo tangible de la misión que se ha planteado el Ministerio del Poder Popular para la Educación de cara a las transformaciones requeridas por la Venezuela de hoy, ya que se considera fundamental para alcanzar el desarrollo del país la formación de ciudadanos creativos, íntegros, responsables, solidarios y profundamente sociales, que utilicen el arte en todas sus expresiones como herramienta para conocer y transformar el mundo personal y colectivo.

- Fortalecer las orquestas sinfónica nacional infantil y la sinfónica nacional juvenil de Venezuela las cuales, constituyen la representación nacional e internacional del sistema de orquestas juveniles e infantiles.

- Capacitar a jóvenes en la fabricación y reparación de instrumentos musicales, a través de las actividades que desarrolla el Centro Académico de Luthería desde 1983.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**3.013.123.296**
INGRESOS CORRIENTES ORDINARIOS	3.013.123.296
TRANSFERENCIAS CORRIENTES	3.013.123.296
Transferencias corrientes del sector público	3.013.123.296
Transferencias corrientes internas recibidas del sector público	3.013.123.296
De la República	3.013.123.296
INGRESOS DE CAPITAL	**336.954.109**
RECURSOS PROPIOS DE CAPITAL	20.000.000
Incremento de la depreciación y amortización acumuladas	20.000.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	316.954.109
Transferencias y donaciones de capital del sector público	316.954.109
Transferencias de capital recibidas del sector público	316.954.109
De la República	316.954.109
FUENTES FINANCIERAS	**437.290.232**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	437.290.232
Disminución de otros activos financieros	437.290.232
Disminución de disponibilidades	437.290.232
Disminución de bancos	437.290.232
TOTAL RECURSOS	**3.787.367.637**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**3.085.124.243**
GASTOS DE CONSUMO	2.568.661.057
Remuneraciones	2.468.795.213
Sueldos, salarios y otras retribuciones	998.576.867
Beneficios y complementos de sueldos y salarios	383.361.546
Aportes patronales	110.324.276
Prestaciones sociales y otras indemnizaciones	236.483.321
Asistencia socioeconómica	688.237.660
Otros gastos de personal	51.811.543
Compra de bienes y servicios	47.798.543
Bienes de consumo	3.359.556
Servicios no personales	44.438.987
Impuestos indirectos	32.067.301
Depreciación y amortización	20.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	516.463.186
Al sector privado	516.463.186
Transferencias corrientes al sector privado	510.791.132
Directas a personas	401.183.317
Pensiones y otros beneficios asociados	9.417.630
Jubilaciones y otros beneficios asociados	27.338.340
Otras transferencias directas a personas	364.427.347
Otras transferencias corrientes internas al sector privado	109.607.815
Donaciones corrientes al sector privado	5.672.054
Donaciones a personas	5.672.054
GASTOS DE CAPITAL	**264.953.162**
INVERSIÓN REAL DIRECTA	264.953.162
Formación bruta de capital fijo	264.453.162
Maquinaria, equipos y otros bienes muebles	46.078.001
Construcciones de bienes de dominio privado	218.375.161
Bienes intangibles	500.000

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	437.290.232
DISMINUCIÓN DE PASIVOS	437.290.232
Disminución de cuentas y efectos por pagar	437.290.232
Disminución de cuentas y efectos por pagar a corto plazo	394.929.210
Disminución de sueldos, salarios y otras remuneraciones por pagar	81.505.172
Disminución de aportes patronales y retenciones laborales por pagar	49.764.382
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	49.764.382
Disminución cuentas por pagar a proveedores a corto plazo	263.659.656
Disminución de otras cuentas y efectos por pagar	42.361.022
Disminución de otras cuentas por pagar a corto plazo	42.361.022
TOTAL EGRESOS	3.787.367.637

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código N.E	Código Ppto.	Denominación	Meta Unidad de Medida	Meta Cant.	Género Fem.	Género Masc.	Fecha de inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
29444	A03690032000	Segunda Fase del Programa de Apoyo al Centro de Acción Social por la Música	Edificación	1			19/08/2008	17/08/2018	816.008.047	316.954.109	30.717.923	84.749.505	1.248.429.584
TOTAL									816.008.047	316.954.109	30.717.923	84.749.505	1.248.429.584

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta Unidad de Medida	Meta Cantidad	Género Fem.	Género Masc.	Ingresos Propios	De la República Proyectos por Endeudamiento	De la República Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
29444	Segunda Fase del Programa de Apoyo al Centro de Acción Social por la Música	Edificación	1				316.954.109					316.954.109
128318	Sostenimiento y Fortalecimiento de la Red de Orquestas y Coros Juveniles e Infantiles de Venezuela	Estudiante	817.297					2.109.937.243				2.109.937.243
128380	Centro Nacional de Acción Social por la Música	Atención	12.000					27.454.954				27.454.954
128418	Alma LLanera	Estudiante	18.864					77.492.665				77.492.665
TOTAL							316.954.109	2.214.884.862				2.531.838.971

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			761.376.943				761.376.943
02	Gestión Administrativa	20.000.000		105.521			437.290.232	457.395.753
03	Previsión y Protección Social			36.755.970				36.755.970
	TOTAL	20.000.000		798.238.434			437.290.232	1.255.528.666

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**2.540**	**3.626**	**410**	**6.576**	**337.919.863**		**337.919.863**
Alto Nivel y de Dirección		1		1	56.676		56.676
Directivo	70	50	10	130	22.071.165		22.071.165
Profesional y Técnico	200	150	100	450	10.350.789		10.350.789
Personal Administrativo	1.500	1.500	100	3.100	148.763.528		148.763.528
Personal Docente	450	1.175	150	1.775	104.308.542		104.308.542
Obrero	320	750	50	1.120	52.369.163		52.369.163
Personal Fijo a Tiempo Parcial	**8.524**	**10.756**	**150**	**19.430**	**540.675.338**		**540.675.338**
Personal Docente	8.524	10.756	150	19.430	540.675.338		540.675.338
Personal Contratado	**70**	**105**		**175**	**58.437.649**		**58.437.649**
Profesional y Técnico	10	10		20	22.357.985		22.357.985
Personal Administrativo	30	40		70	20.854.753		20.854.753
Personal Docente	20	30		50	6.363.559		6.363.559
Obrero	10	25		35	8.861.352		8.861.352
TOTAL	11.134	14.487	560	26.181	937.032.850		937.032.850

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**60**	**40**	**100**	**27.338.340**
Empleados	60	40	100	27.338.340
Pensionados	**45**	**25**	**70**	**9.417.630**
Empleados	45	25	70	9.417.630
TOTAL	105	65	170	36.755.970

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	2.468.795.213
4.02	Materiales, suministros y mercancías	3.359.556
4.03	Servicios no personales	76.506.288
4.04	Activos reales	264.953.162
4.07	Transferencias y donaciones	516.463.186
4.08	Otros gastos	20.000.000
4.11	Disminución de pasivos	437.290.232
	TOTAL	3.787.367.637

CAPÍTULO III

CUENTAAHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	3.013.123.296
INGRESOS CORRIENTES ORDINARIOS	3.013.123.296
TRANSFERENCIAS CORRIENTES	3.013.123.296
Transferencias corrientes del sector público	3.013.123.296
Transferencias corrientes internas recibidas del sector público	3.013.123.296
De la República	3.013.123.296
Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno	3.013.123.296
-Ingresos Ordinarios	3.013.123.296
1.2 GASTOS CORRIENTES	3.085.124.243
GASTOS DE CONSUMO	2.568.661.057
Remuneraciones	2.468.795.213
Sueldos, salarios y otras retribuciones	998.576.867
Beneficios y complementos de sueldos y salarios	383.361.546
Aportes patronales	110.324.276
Prestaciones sociales y otras indemnizaciones	236.483.321
Asistencia socioeconómica	688.237.660
Otros gastos de personal	51.811.543
Compra de bienes y servicios	47.798.543
Bienes de consumo	3.359.556
Servicios no personales	44.438.987
Impuestos indirectos	32.067.301
Depreciación y amortización	20.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	516.463.186
Al sector privado	516.463.186
Transferencias corrientes al sector privado	510.791.132
Directas a personas	401.183.317
Pensiones y otros beneficios asociados	9.417.630
Jubilaciones y otros beneficios asociados	27.338.340
Otras transferencias directas a personas	364.427.347
Otras transferencias corrientes internas al sector privado	109.607.815
Donaciones corrientes al sector privado	5.672.054
Donaciones a personas	5.672.054
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	(72.000.947)

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**264.953.162**
RECURSOS PROPIOS DE CAPITAL	(52.000.947)
Desahorro en cuenta corriente	(72.000.947)
Incremento de la depreciación y amortización acumuladas	20.000.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	316.954.109
Transferencias y donaciones de capital del sector público	316.954.109
Transferencias de capital recibidas del sector público	316.954.109
De la República	316.954.109
Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno	316.954.109
-Proyecto por Endeudamiento	316.954.109
-Segunda Fase del programa de Apoyo al Centro de Acción Social por la Música	316.954.109
2.2 GASTOS DE CAPITAL	**264.953.162**
INVERSIÓN REAL DIRECTA	264.953.162
Formación bruta de capital fijo	264.453.162
Maquinaria, equipos y otros bienes muebles	46.078.001
Construcciones de bienes de dominio privado	218.375.161
Bienes intangibles	500.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**437.290.232**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	437.290.232
Disminución de otros activos financieros	437.290.232
Disminución de disponibilidades	437.290.232
Disminución de bancos	437.290.232
3.2 APLICACIONES FINANCIERAS	**437.290.232**
DISMINUCIÓN DE PASIVOS	437.290.232
Disminución de cuentas y efectos por pagar	437.290.232
Disminución de cuentas y efectos por pagar a corto plazo	394.929.210
Disminución de sueldos, salarios y otras remuneraciones por pagar	81.505.172
Disminución de aportes patronales y retenciones laborales por pagar	49.764.382
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugia, matemidad (HCM) y gastos funerarios	49.764.382
Disminución cuentas por pagar a proveedores a corto plazo	263.659.656
Disminución de otras cuentas y efectos por pagar	42.361.022
Disminución de otras cuentas por pagar a corto plazo	42.361.022

A0411

Fundación Pro-Patria 2000

FUNDACIÓN PRO-PATRIA 2000

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Pro-Patria 2000, es un ente adscrito al Ministerio del Poder Popular para el Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno, de acuerdo a lo expresado en el Decreto Presidencial N° 9.444, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 40.137 de fecha 1 de abril de 2013, tiene como objetivo prioritario atender los requerimientos de las comunidades en función del mejoramiento de sus espacios físicos, ejecutando proyectos de carácter social, asistencial y vial.

La Fundación en ejercicio de su rol en materia de infraestructura en el país, se encuentra alineado con las estrategias de desarrollo y en estricto apego a las políticas, directrices y propósitos establecidos por el Estado, para lo cual hará uso de los recursos asignados por el Ejecutivo Nacional, a través de su órgano de adscripción, que serán ejecutados bajo los preceptos constitucionales de transparencia, eficiencia, efectividad y eficacia.

En este sentido, para el año 2016 prevé abocarse hacia varios aspectos fundamentales en materia de infraestructura nacional, entre los que destacan construcción de obras civiles, adquisición de bienes y servicios y contratación de personal calificado, lo que permitirá el cumplimiento de sus metas para lograr un mejor nivel de desarrollo, calidad de vida y bienestar social en todos los sectores del país, para ello la Fundación procurará la optimización de los recursos asignados, atendiendo a las medidas de eliminación de gastos suntuarios emanadas del Ejecutivo Nacional y los lineamientos dictados por la Comisión Central de Planificación.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**125.439.866**
INGRESOS CORRIENTES ORDINARIOS	125.439.866
INGRESOS DE LA PROPIEDAD	12.000.000
Intereses	12.000.000
Intereses internos	12.000.000
Intereses por títulos-valores	12.000.000
TRANSFERENCIAS CORRIENTES	113.439.866
Transferencias corrientes del sector público	113.439.866
Transferencias corrientes internas recibidas del sector público	113.439.866
De la República	113.439.866
INGRESOS DE CAPITAL	**7.000.000**
RECURSOS PROPIOS DE CAPITAL	7.000.000
Incremento de la depreciación y amortización acumuladas	7.000.000
FUENTES FINANCIERAS	**12.037.921.569**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	12.037.921.569
Disminución de otros activos financieros	12.037.921.569
Disminución de disponibilidades	5.000.000
Disminución de bancos	5.000.000
Disminución de fondos en avance, en anticipo y en fideicomiso	10.044.880.801
Disminución de fondos en fideicomiso	4.038.284.877
Disminución de anticipos a contratistas por contratos a corto plazo	6.006.595.924
Disminución de otros activos financieros circulantes	1.988.040.768
TOTAL RECURSOS	**12.170.361.435**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**130.875.866**
GASTOS DE CONSUMO	129.652.866
Remuneraciones	91.168.751
Sueldos, salarios y otras retribuciones	41.928.085
Beneficios y complementos de sueldos y salarios	11.076.520
Aportes patronales	4.041.900
Prestaciones sociales y otras indemnizaciones	5.220.300
Asistencia socioeconómica	15.349.400
Otros gastos de personal	13.552.546
Compra de bienes y servicios	28.886.920
Bienes de consumo	5.600.000
Servicios no personales	23.286.920
Impuestos indirectos	2.597.195
Depreciación y amortización	7.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.223.000
Al sector privado	1.223.000
Transferencias corrientes al sector privado	1.223.000
Directas a personas	1.223.000
Pensiones y otros beneficios asociados	610.000
Jubilaciones y otros beneficios asociados	613.000
GASTOS DE CAPITAL	**12.034.485.569**
INVERSIÓN REAL DIRECTA	12.034.485.569
Formación bruta de capital fijo	12.034.085.569
Maquinaria, equipos y otros bienes muebles	1.164.000
Construcciones de bienes de dominio privado	5.801.587.193
Construcciones de bienes de dominio público	4.942.092.792
Producción propia (gastos capitalizables)	1.289.241.584
Impuestos indirectos	1.289.241.584
Bienes intangibles	400.000
APLICACIONES FINANCIERAS	**5.000.000**
DISMINUCIÓN DE PASIVOS	5.000.000
Disminución de otros pasivos	5.000.000
Disminución de otros pasivos a mediano y largo plazo	5.000.000
TOTAL EGRESOS	**12.170.361.435**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128296	Construir, mejorar y mantener las principales vías a nivel nacional	kilómetro cuadrado	27								1.205.136.639	1.205.136.639
128325	Modernizar, adecuar, ampliar y mejorar los espacios físicos y operacionales a nivel nacional e internacional	kilómetro	8								33.141.618	33.141.618
128333	Construir, ampliar y mejorar edificaciones culturales a nivel nacional	metro cuadrado	4								145.307.029	145.307.029
128364	Construir, ampliar y mejorar edificaciones Públicas a nivel nacional	metro cuadrado	164.346								6.429.110.062	6.429.110.062
128372	Construir, ampliar y mejorar las edificaciones educativas	metro cuadrado	1.104								169.239.959	169.239.959
128387	Plan Integral para la Defensa, Desarrollo y Consolidación de los municipios fronterizos del estado Zulia Comunidades Indígenas YUKPA	kilómetro	4								1.390.700	1.390.700
128395	Construir, ampliar y mejorar las edificaciones deportivas en el territorio nacional	metro cuadrado	70.711								3.244.457.108	3.244.457.108
128415	Proyecto Socio Productivo Miranda 2013	metro cuadrado	4					1.000.000			90.832.054	91.832.054
128436	Construir, ampliar y mejorar las edificaciones de salud	metro cuadrado	4								185.240.210	185.240.210
128438	Construir, ampliar y mejorar viviendas a nivel nacional	metro cuadrado	4								376.803.009	376.803.009
128444	Construir, ampliar y mejorar las instalaciones y edificaciones de Seguridad y Defensa de la Nación	kilómetro cuadrado	4								152.263.181	152.263.181
TOTAL								**1.000.000**			**12.032.921.569**	**12.033.921.569**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			93.749.911				93.749.911
02	Gestión Administrativa	19.000.000		17.466.955			5.000.000	41.466.955
03	Previsión y Protección Social			1.223.000				1.223.000
	TOTAL	19.000.000		112.439.866			5.000.000	136.439.866

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	98	86	33	217	15.201.300		15.201.300
Alto Nivel y de Dirección		1		1	175.000		175.000
Directivo	9	8	8	25	1.799.689		1.799.689
Profesional y Técnico	75	37	24	136	9.790.309		9.790.309
Personal Administrativo	11	4	1	16	1.151.802		1.151.802
Obrero	3	36		39	2.284.500		2.284.500
Personal Contratado	7	20		27	1.628.000		1.628.000
Profesional y Técnico	4	7		11	1.145.629		1.145.629
Personal Administrativo	3	13		16	482.371		482.371
TOTAL	105	106	33	244	16.829.300		16.829.300

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	2		2	613.000
Empleados	2		2	613.000
Pensionados	1		1	610.000
Empleados	1		1	610.000
TOTAL	3		3	1.223.000

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	91.168.751
4.02	Materiales, suministros y mercancías	5.600.000
4.03	Servicios no personales	1.315.125.699
4.04	Activos reales	10.745.243.985
4.07	Transferencias y donaciones	1.223.000
4.08	Otros gastos	7.000.000
4.11	Disminución de pasivos	5.000.000
	TOTAL	**12.170.361.435**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**125.439.866**
INGRESOS CORRIENTES ORDINARIOS	125.439.866
INGRESOS DE LA PROPIEDAD	12.000.000
Intereses	12.000.000
Intereses internos	12.000.000
Intereses por títulos-valores	12.000.000
TRANSFERENCIAS CORRIENTES	113.439.866
Transferencias corrientes del sector público	113.439.866
Transferencias corrientes internas recibidas del sector público	113.439.866
De la República	113.439.866
Ministerio del Poder Popular del Despacho de la Presidencia	
y Seguimiento de la Gestión de Gobierno	113.439.866
Ingresos ordinarios	113.439.866
1.2 GASTOS CORRIENTES	**130.875.866**
GASTOS DE CONSUMO	129.652.866
Remuneraciones	91.168.751
Sueldos, salarios y otras retribuciones	41.928.085
Beneficios y complementos de sueldos y salarios	11.076.520
Aportes patronales	4.041.900
Prestaciones sociales y otras indemnizaciones	5.220.300
Asistencia socioeconómica	15.349.400
Otros gastos de personal	13.552.546
Compra de bienes y servicios	28.886.920
Bienes de consumo	5.600.000
Servicios no personales	23.286.920
Impuestos indirectos	2.597.195
Depreciación y amortización	7.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.223.000
Al sector privado	1.223.000
Transferencias corrientes al sector privado	1.223.000
Directas a personas	1.223.000
Pensiones y otros beneficios asociados	610.000
Jubilaciones y otros beneficios asociados	613.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(5.436.000)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.564.000**
RECURSOS PROPIOS DE CAPITAL	1.564.000
Desahorro en cuenta corriente	(5.436.000)
Incremento de la depreciación y amortización acumuladas	7.000.000
2.2 GASTOS DE CAPITAL	**12.034.485.569**
INVERSIÓN REAL DIRECTA	12.034.485.569
Formación bruta de capital fijo	12.034.085.569
Maquinaria, equipos y otros bienes muebles	1.164.000
Construcciones de bienes de dominio privado	5.801.587.193
Construcciones de bienes de dominio público	4.942.092.792
Producción propia (gastos capitalizables)	1.289.241.584
Impuestos indirectos	1.289.241.584
Bienes intangibles	400.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(12.032.921.569)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**12.037.921.569**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	12.037.921.569
Disminución de otros activos financieros	12.037.921.569
Disminución de disponibilidades	5.000.000
Disminución de bancos	5.000.000
Disminución de fondos en avance, en anticipo y en fideicomiso	10.044.880.801
Disminución de fondos en fideicomiso	4.038.284.877
Disminución de anticipos a contratistas por contratos a corto plazo	6.006.595.924
Disminución de otros activos financieros circulantes	1.988.040.768
3.2 APLICACIONES FINANCIERAS	**12.037.921.569**
DISMINUCIÓN DE PASIVOS	5.000.000
Disminución de otros pasivos	5.000.000
Disminución de otros pasivos a mediano y largo plazo	5.000.000
DÉFICIT FINANCIERO	12.032.921.569

A0480

Fundación Misión Negra Hipólita

FUNDACIÓN MISIÓN NEGRA HIPÓLITA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Misión Negra Hipólita, tiene como premisa mantener articulación con las instituciones públicas, privadas, comité de protección e igualdad social y comunidades organizadas para erradicar la pobreza extrema. El objetivo es atender de forma integral a las personas en situación de calle con problemas de adicción, potenciando su transformación en el hombre nuevo, a través de una capacitación socio productiva que estimule su inclusión social. Para el año 2016 se estima beneficiar a 4.500, ciudadanos de los cuales 4.130 son Ciudadanas y 370 son Ciudadanos a través del Proyecto Social Inclusión de personas en situación de calle con problemas de adicción, mediante el cual se garantiza la dignificación e igualdad de oportunidades y condiciones.

La Fundación, como ente cuya asignación expresa proviene del Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno es responsable del funcionamiento, coordinación y seguimiento de las acciones tendentes al rescate, integración, capacitación y desarrollo de los grupos vulnerables y excluidos socialmente, que se encuentren ubicados en zonas urbanas y rurales. La calidad en materia de atención y servicio implica la optimización de los espacios, la dotación de bienes y servicios acorde a las necesidades de la población atendida, de la calificación y especialización de los trabajadores, trabajadoras y el voluntariado en general.

Es importante señalar que, la distribución de los créditos presupuestarios se fundamentada en la aplicación de los recursos disponibles, sobre la base de lo ejecutado en el presupuesto histórico de la institución con criterio de austeridad y maximizando la eficiencia del gasto para dar respuesta al pueblo de manera eficaz, consolidando nuestra segunda independencia con la construcción del Socialismo Bolivariano, donde todos somos protagonistas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.607.999.444**
INGRESOS CORRIENTES ORDINARIOS	1.607.999.444
TRANSFERENCIAS CORRIENTES	1.607.999.444
Transferencias corrientes del sector público	1.607.999.444
Transferencias corrientes internas recibidas del sector público	1.607.999.444
De la República	1.607.999.444
INGRESOS DE CAPITAL	**1.000.000**
RECURSOS PROPIOS DE CAPITAL	1.000.000
Incremento de la depreciación y amortización acumuladas	1.000.000
TOTAL RECURSOS	**1.608.999.444**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.514.780.029**
GASTOS DE CONSUMO	1.511.149.091
Remuneraciones	1.210.349.791
Sueldos, salarios y otras retribuciones	555.875.177
Beneficios y complementos de sueldos y salarios	308.018.040
Aportes patronales	81.047.488
Prestaciones sociales y otras indemnizaciones	70.891.216
Asistencia socioeconómica	194.517.870
Compra de bienes y servicios	274.131.868
Bienes de consumo	164.314.128
Servicios no personales	109.817.740
Impuestos indirectos	25.667.432
Depreciación y amortización	1.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.630.938
Al sector privado	3.630.938
Transferencias corrientes al sector privado	112.708
A instituciones sin fines de lucro	112.708
Donaciones corrientes al sector privado	3.518.230
Donaciones a personas	2.418.138
Donaciones a instituciones sin fines de lucro	1.100.092
GASTOS DE CAPITAL	**58.401.599**
INVERSIÓN REAL DIRECTA	58.401.599
Formación bruta de capital fijo	58.401.599
Edificios e instalaciones	402.780
Maquinaria, equipos y otros bienes muebles	39.562.738
Construcciones de bienes de dominio privado	12.510.829
Construcciones de bienes de dominio público	5.925.252
APLICACIONES FINANCIERAS	**35.817.816**
DISMINUCIÓN DE PASIVOS	35.817.816
Disminución de cuentas y efectos por pagar	34.112.980
Disminución de cuentas y efectos por pagar a corto plazo	30.636.996
Disminución de sueldos, salarios y otras remuneraciones por pagar	14.634.520
Disminución de aportes patronales y retenciones laborales por pagar	14.896.760

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	4.241.416
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	3.577.684
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	3.739.872
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	3.337.788
Disminución cuentas por pagar a proveedores a corto plazo	1.105.716
Disminución de cuentas y efectos por pagar a mediano y largo plazo	3.475.984
Disminución de efectos a pagar a proveedores a mediano y largo plazo	3.475.984
Disminución de otros pasivos	1.704.836
Disminución de otros pasivos a corto plazo	1.704.836
TOTAL EGRESOS	**1.608.999.444**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos							Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos						Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones						
							De la República		De los Entes Descentralizados	Otras			
							Proyectos por Endeudamiento	Otras					
128328	Inclusión Social de personas en Situación de Calle con problemas de adicción.	Persona	4.500					1.115.871.936					1.115.871.936
TOTAL								1.115.871.936					1.115.871.936

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			409.559.590				409.559.590
02	Gestión Administrativa	1.000.000		82.567.918				83.567.918
TOTAL		1.000.000		492.127.508				493.127.508

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**51**	**48**		**99**	**19.228.168**		**19.228.168**
Directivo	51	48		99	19.228.168		19.228.168
Personal Contratado	**1.219**	**1.198**		**2.417**	**338.233.778**		**338.233.778**
Profesional y Técnico	628	329		957	175.881.565		175.881.565
Personal Administrativo	591	869		1.460	162.352.213		162.352.213
TOTAL	**1.270**	**1.246**		**2.516**	**357.461.946**		**357.461.946**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	1.210.349.791
4.02	Materiales, suministros y mercancías	164.314.128
4.03	Servicios no personales	135.485.172
4.04	Activos reales	58.401.599
4.07	Transferencias y donaciones	3.630.938
4.08	Otros gastos	1.000.000
4.11	Disminución de pasivos	35.817.816
	TOTAL	**1.608.999.444**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.607.999.444**
INGRESOS CORRIENTES ORDINARIOS	1.607.999.444
TRANSFERENCIAS CORRIENTES	1.607.999.444
Transferencias corrientes del sector público	1.607.999.444
Transferencias corrientes internas recibidas del sector público	1.607.999.444
De la República	1.607.999.444
Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno	1.607.999.444
-Ingresos Ordinarios	1.607.999.444
1.2 GASTOS CORRIENTES	**1.514.780.029**
GASTOS DE CONSUMO	1.511.149.091
Remuneraciones	1.210.349.791
Sueldos, salarios y otras retribuciones	555.875.177
Beneficios y complementos de sueldos y salarios	308.018.040
Aportes patronales	81.047.488
Prestaciones sociales y otras indemnizaciones	70.891.216
Asistencia socioeconómica	194.517.870
Compra de bienes y servicios	274.131.868
Bienes de consumo	164.314.128
Servicios no personales	109.817.740
Impuestos indirectos	25.667.432
Depreciación y amortización	1.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.630.938
Al sector privado	3.630.938
Transferencias corrientes al sector privado	112.708
A instituciones sin fines de lucro	112.708
Donaciones corrientes al sector privado	3.518.230
Donaciones a personas	2.418.138
Donaciones a instituciones sin fines de lucro	1.100.092
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**93.219.415**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**94.219.415**
RECURSOS PROPIOS DE CAPITAL	94.219.415
Ahorro en cuenta corriente	93.219.415
Incremento de la depreciación y amortización acumuladas	1.000.000
2.2 GASTOS DE CAPITAL	**58.401.599**
INVERSIÓN REAL DIRECTA	58.401.599
Formación bruta de capital fijo	58.401.599
Edificios e instalaciones	402.780
Maquinaria, equipos y otros bienes muebles	39.562.738
Construcciones de bienes de dominio privado	12.510.829
Construcciones de bienes de dominio público	5.925.252
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**35.817.816**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**35.817.816**
SUPERÁVIT FINANCIERO	35.817.816
3.2 APLICACIONES FINANCIERAS	**35.817.816**
DISMINUCIÓN DE PASIVOS	35.817.816
Disminución de cuentas y efectos por pagar	34.112.980
Disminución de cuentas y efectos por pagar a corto plazo	30.636.996
Disminución de sueldos, salarios y otras remuneraciones por pagar	14.634.520
Disminución de aportes patronales y retenciones laborales por pagar	14.896.760
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	4.241.416
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	3.577.684
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	3.739.872
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	3.337.788
Disminución cuentas por pagar a proveedores a corto plazo	1.105.716
Disminución de cuentas y efectos por pagar a mediano y largo plazo	3.475.984
Disminución de efectos a pagar a proveedores a mediano y largo plazo	3.475.984
Disminución de otros pasivos	1.704.836
Disminución de otros pasivos a corto plazo	1.704.836

A0484

Fundación Nacional El Niño Simón

FUNDACIÓN NACIONAL EL NIÑO SIMÓN

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Nacional "El Niño Simón", adscrita al Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno, cuyo objetivo es la atención integral a los niños, niñas y jóvenes de nuestro país en todas sus etapas de desarrollo humano.

A través de sus planes y programas, articulando esfuerzos con los demás organismos e instituciones interesadas en impulsar la felicidad de los más pequeños, todo esto enmarcado en sus tres lineamientos estratégicos: Protección: Proteger, garantizar e impulsar la atención integral de los niños, niñas y jóvenes en la República Bolivariana de Venezuela. Recreación y Medio Ambiente: Implementar planes, programas y proyectos en protección, recreación y medio ambiente, alimentación, salud y formación. Atención Integral-Salud y Nutrición, Alimentación y Educación: Realizar seguimiento y articulación con otras instituciones y organismos del Estado con el fin de garantizar la atención integral que beneficiará a 220.340 personas entre niños, niñas y jóvenes de nuestro país en todas las etapas de su desarrollo.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.683.435.700**
INGRESOS CORRIENTES ORDINARIOS	1.683.435.700
TRANSFERENCIAS CORRIENTES	1.280.829.686
Transferencias corrientes del sector público	1.280.829.686
Transferencias corrientes internas recibidas del sector público	1.280.829.686
De la República	1.280.829.686
OTROS INGRESOS	402.606.014
Otros ingresos ajenos a la operación	402.606.014
INGRESOS DE CAPITAL	**17.461.134**
RECURSOS PROPIOS DE CAPITAL	17.461.134
Incremento de la depreciación y amortización acumuladas	17.461.134
TOTAL RECURSOS	**1.700.896.834**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.578.738.605**
GASTOS DE CONSUMO	1.470.192.840
Remuneraciones	719.174.044
Sueldos, salarios y otras retribuciones	276.549.934
Beneficios y complementos de sueldos y salarios	136.172.226
Aportes patronales	42.117.829
Prestaciones sociales y otras indemnizaciones	78.168.079
Asistencia socioeconómica	186.165.976
Compra de bienes y servicios	651.686.049
Bienes de consumo	366.340.993
Servicios no personales	285.345.056
Impuestos indirectos	81.871.613
Depreciación y amortización	17.461.134
GASTOS DE LA PROPIEDAD	92.939
Derechos sobre bienes intangibles	92.939
TRANSFERENCIAS Y DONACIONES CORRIENTES	103.452.826
Al sector privado	103.452.826
Transferencias corrientes al sector privado	99.952.826
Directas a personas	99.952.826
Pensiones y otros beneficios asociados	24.094.088
Jubilaciones y otros beneficios asociados	75.858.738
Donaciones corrientes al sector privado	3.500.000
Donaciones a personas	3.500.000
OTROS GASTOS CORRIENTES	5.000.000
Indemnizaciones y sanciones pecuniarias	5.000.000
Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	5.000.000
GASTOS DE CAPITAL	**122.158.229**
INVERSIÓN REAL DIRECTA	122.158.229
Formación bruta de capital fijo	122.158.229
Maquinaria, equipos y otros bienes muebles	77.127.512
Construcciones de bienes de dominio privado	45.030.717
TOTAL EGRESOS	**1.700.896.834**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128494	Atención integral de las niñas, niños y jóvenes en todas sus etapas de desarrollo promoviendo el vivir bien y la suprema felicidad de los niños de la patria.	persona	220.340					913.705.248				913.705.248
TOTAL								913.705.248				913.705.248

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			131.915.241				131.915.241
02	Gestión Administrativa	420.067.148		135.256.371				555.323.519
03	Previsión y Protección Social			99.952.826				99.952.826
TOTAL		420.067.148		367.124.438				787.191.586

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**2.679**	**648**	**504**	**3.831**	**185.749.317**		**185.749.317**
Alto Nivel y de Dirección	1			1	282.634		282.634
Directivo	201	22	22	245	7.824.170		7.824.170
Profesional y Técnico	183	50	36	269	42.642.364		42.642.364
Personal Administrativo	578	93	57	728	18.721.663		18.721.663
Personal Docente	730	38	190	958	37.648.214		37.648.214
Personal Médico	122	25	37	184	21.218.739		21.218.739
Obrero	864	420	162	1.446	57.411.533		57.411.533
Personal Contratado	**470**	**259**		**729**	**44.493.873**		**44.493.873**
Directivo	18	11		29	18.209.438		18.209.438
Profesional y Técnico	132	31		163	12.971.937		12.971.937
Personal Administrativo	111	72		183	5.967.091		5.967.091
Personal Docente	125	35		160	5.188.775		5.188.775
Personal Médico	9	7		16	1.556.632		1.556.632
Obrero	75	103		178	600.000		600.000
TOTAL	3.149	907	504	4.560	230.243.190		230.243.190

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**369**	**40**	**409**	**75.858.738**
Empleados	231	12	243	44.756.656
Obreros	138	28	166	31.102.082
Pensionados	**64**	**10**	**74**	**24.094.088**
Empleados	29	4	33	10.842.340
Obreros	35	6	41	13.251.748
TOTAL	433	50	483	99.952.826

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	719.174.044
4.02	Materiales, suministros y mercancías	366.340.993
4.03	Servicios no personales	367.309.608
4.04	Activos reales	122.158.229
4.07	Transferencias y donaciones	103.452.826
4.08	Otros gastos	22.461.134
	TOTAL	1.700.896.834

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.683.435.700**
INGRESOS CORRIENTES ORDINARIOS	1.683.435.700
TRANSFERENCIAS CORRIENTES	1.280.829.686
Transferencias corrientes del sector público	1.280.829.686
Transferencias corrientes internas recibidas del sector público	1.280.829.686
De la República	1.280.829.686
Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno	1.280.829.686
-Ingresos Ordinarios	1.280.829.686
OTROS INGRESOS	402.606.014
Otros ingresos ajenos a la operación	402.606.014
1.2 GASTOS CORRIENTES	**1.578.738.605**
GASTOS DE CONSUMO	1.470.192.840
Remuneraciones	719.174.044
Sueldos, salarios y otras retribuciones	276.549.934
Beneficios y complementos de sueldos y salarios	136.172.226
Aportes patronales	42.117.829
Prestaciones sociales y otras indemnizaciones	78.168.079
Asistencia socioeconómica	186.165.976
Compra de bienes y servicios	651.686.049
Bienes de consumo	366.340.993
Servicios no personales	285.345.056
Impuestos indirectos	81.871.613
Depreciación y amortización	17.461.134
GASTOS DE LA PROPIEDAD	92.939
Derechos sobre bienes intangibles	92.939
TRANSFERENCIAS Y DONACIONES CORRIENTES	103.452.826
Al sector privado	103.452.826
Transferencias corrientes al sector privado	99.952.826
Directas a personas	99.952.826
Pensiones y otros beneficios asociados	24.094.088
Jubilaciones y otros beneficios asociados	75.858.738

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Donaciones corrientes al sector privado	3.500.000
Donaciones a personas	3.500.000
OTROS GASTOS CORRIENTES	5.000.000
Indemnizaciones y sanciones pecuniarias	5.000.000
Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	5.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**104.697.095**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**122.158.229**
RECURSOS PROPIOS DE CAPITAL	122.158.229
Ahorro en cuenta corriente	104.697.095
Incremento de la depreciación y amortización acumuladas	17.461.134
2.2 GASTOS DE CAPITAL	**122.158.229**
INVERSIÓN REAL DIRECTA	122.158.229
Formación bruta de capital fijo	122.158.229
Maquinaria, equipos y otros bienes muebles	77.127.512
Construcciones de bienes de dominio privado	45.030.717
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0539

Fundación Movimiento Nacional de Teatro para Niñas, Niños y Jóvenes, César Rengifo

FUNDACIÓN MOVIMIENTO NACIONAL DE TEATRO PARA NIÑAS, NIÑOS Y JÓVENES, CÉSAR RENGIFO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Movimiento Nacional de Teatro Para Niñas, Niños y Jóvenes, César Rengifo, fue autorizada mediante Decreto Ejecutivo No. 535 de fecha 30/10/2013 publicado en la Gaceta Oficial de la República Bolivariana de Venezuela No. 40.283 de la misma fecha, asimismo, Acta Constitutiva inserta bajo el número 5, folio 37, tomo 4, de fecha 03/02/2014, y registrado en el Segundo Circuito del Municipio Libertador del Distrito Capital, publicada en la Gaceta Oficial de la República Bolivariana de Venezuela No. 40.347 de fecha 03/02/2014.

Esta Institución, tiene como objeto conformar un movimiento nacional de las artes escénicas, teniendo como protagonistas a niñas, niños y jóvenes de Venezuela, con la finalidad de cultivar valores y principios trascendentales para continuar avanzando hacia una sociedad socialista, implementándose acciones teórico-prácticas creativas, activas y participativas, en alianza con las instituciones del Estado que gravitan en dicho ámbito.

Ante la nueva realidad de encaminar al país hacia otros derroteros, estamos tras la búsqueda de un nuevo profesional con valores, que responda al nuevo Socialismo del Siglo XXI, respetuoso de un pueblo que exige ser informado de manera oportuna y veraz, en aras de ampliar conocimientos y buscar la excelencia, que permita abrir horizontes para discusión de los temas, que interesan a todo el país.

La Fundación desarrollará una acción educadora en las artes escénicas, a lo largo y ancho del país, que se instrumentará con una acción teórica creativa, activa y participativa, en alianza perfecta con las instituciones venezolanas del área de educación general y en el terreno de las artes, tanto en la realización como en la formación, y con los protagonistas del hecho educativo (maestros, maestras, educandos en los distintos niveles del sistema educativo y comunidades organizadas) y en las diversas instancias del Poder Popular.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	82.425.784
INGRESOS CORRIENTES ORDINARIOS	82.425.784
TRANSFERENCIAS CORRIENTES	82.425.784
Transferencias corrientes del sector público	82.425.784
Transferencias corrientes internas recibidas del sector público	82.425.784
De la República	82.425.784
TOTAL RECURSOS	**82.425.784**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**76.962.378**
GASTOS DE CONSUMO	74.042.704
Remuneraciones	58.680.462
Sueldos, salarios y otras retribuciones	26.238.693
Beneficios y complementos de sueldos y salarios	10.796.141
Aportes patronales	798.226
Prestaciones sociales y otras indemnizaciones	15.400.600
Asistencia socioeconómica	5.411.802
Otros gastos de personal	35.000
Compra de bienes y servicios	13.447.242
Bienes de consumo	8.307.690
Servicios no personales	5.139.552
Impuestos indirectos	1.915.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.919.674
Al sector privado	2.919.674
Donaciones corrientes al sector privado	2.919.674
Donaciones a personas	2.919.674
GASTOS DE CAPITAL	**5.463.406**
INVERSIÓN REAL DIRECTA	5.463.406
Formación bruta de capital fijo	5.463.406
Maquinaria, equipos y otros bienes muebles	5.345.386
Construcciones de bienes de dominio privado	118.020
TOTAL EGRESOS	**82.425.784**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128481	MOVIMIENTO NACIONAL DE TEATRO PARA NIÑAS, NIÑOS Y JOVENES "CESAR REMGIFO"	núcleo	24					36.212.892				36.212.892
TOTAL								36.212.892				36.212.892

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			36.212.892				36.212.892
02	Gestión Administrativa			10.000.000				10.000.000
TOTAL				46.212.892				46.212.892

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**36**	**18**		**54**	**9.743.428**		**9.743.428**
Alto Nivel y de Dirección	1			1	2.969.728		2.969.728
Directivo	4	5		9	1.389.448		1.389.448
Profesional y Técnico	16	4		20	2.345.678		2.345.678
Personal Administrativo	5	3		8	851.574		851.574
Obrero	10	6		16	2.187.000		2.187.000
Personal Contratado	**22**	**17**		**39**	**5.787.560**		**5.787.560**
Personal Administrativo	5	5		10	812.121		812.121
Personal Docente	13	10		23	3.675.439		3.675.439
Obrero	4	2		6	1.300.000		1.300.000
TOTAL	**58**	**35**		**93**	**15.530.988**		**15.530.988**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	58.680.462
4.02	Materiales, suministros y mercancías	8.307.690
4.03	Servicios no personales	7.054.552
4.04	Activos reales	5.463.406
4.07	Transferencias y donaciones	2.919.674
	TOTAL	**82.425.784**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**82.425.784**
INGRESOS CORRIENTES ORDINARIOS	82.425.784
TRANSFERENCIAS CORRIENTES	82.425.784
Transferencias corrientes del sector público	82.425.784
Transferencias corrientes internas recibidas del sector público	82.425.784
De la República	82.425.784
Ministerio del Poder Popular de la	82.425.784
Presidencia y Seguimiento de la gestión de gobierno	82.425.784
-Ingresos ordinarios	82.425.784
1.2 GASTOS CORRIENTES	**76.962.378**
GASTOS DE CONSUMO	74.042.704
Remuneraciones	58.680.462
Sueldos, salarios y otras retribuciones	26.238.693
Beneficios y complementos de sueldos y salarios	10.796.141
Aportes patronales	798.226
Prestaciones sociales y otras indemnizaciones	15.400.600
Asistencia socioeconómica	5.411.802
Otros gastos de personal	35.000
Compra de bienes y servicios	13.447.242
Bienes de consumo	8.307.690
Servicios no personales	5.139.552
Impuestos indirectos	1.915.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.919.674
Al sector privado	2.919.674
Donaciones corrientes al sector privado	2.919.674
Donaciones a personas	2.919.674
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**5.463.406**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**5.463.406**
RECURSOS PROPIOS DE CAPITAL	5.463.406
Ahorro en cuenta corriente	5.463.406
2.2 GASTOS DE CAPITAL	**5.463.406**
INVERSIÓN REAL DIRECTA	5.463.406
Formación bruta de capital fijo	5.463.406
Maquinaria, equipos y otros bienes muebles	5.345.386
Construcciones de bienes de dominio privado	118.020
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0540

Fundación Misión José Gregorio Hernández

FUNDACIÓN MISIÓN JOSÉ GREGORIO HERNÁNDEZ

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Misión José Gregorio Hernández se autoriza la creación según Decreto N° 498, publicado en la Gaceta Oficial N° 40.280, de fecha 25 de octubre de 2013, con el objetivo de atender de manera integral las necesidades de las personas con discapacidad y su grupo familiar. Para el ejercicio económico financiero 2016 estima reducir la miseria a cero y acelerar su disminución, así como atender integralmente a la población en situación de extrema pobreza y máxima exclusión social. En consecuencia, esto permitirá fortalecer y afianzar la gestión que se ha venido desarrollando en la institución de acuerdo al cumplimiento de los objetivos, estrategias y políticas, basados en la misión y visión de la misma y a su vez lograr disminuir la brecha existente en el desarrollo económico y social del país, enmarcado en las "Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013 – 2019" y los lineamientos del Plan Operativo Anual (Poan).

La Fundación Misión José Gregorio Hernández seguirá fortaleciendo las políticas especiales a través de la integración de las personas con discapacidad, su familia y el entorno, enmarcada en la Ley para las Personas con Discapacidad, lo cual permitirá el estudio de las variables macroeconómicas que han afectado la economía venezolana en los últimos tres (3) años.

En este sentido, orientará su línea de acción fundamentalmente a la ejecución del proyecto "Consolidación de los programas en el ámbito psicosocial, comunal y socio productivo que permitan fortalecer la organización de las personas con discapacidad y sus familiares" estimándose beneficiar: 19.510 atenciones prestadas a personas con discapacidad en las especialidades de Genética, Neuromusculoesquelética y Auditiva, para incluir a esta población vulnerable en el ámbito social, así mismo la formación de personal especializado en las diferentes áreas de atención y la construcción, adecuación, rehabilitación y reparación de la infraestructura; igualmente fortalecer la atención biopsicosocial de las personas con discapacidad, familiares y comunidades, generando la participación protagónica de la ciudadanía en búsqueda de la suprema felicidad social; a través de las siguientes acciones específicas:

- Asegurar la asistencia médica integral gratuita, dirigida al sector vulnerable de la población que presente discapacidad de causa Genética y formación de personal especializado en materia de Discapacidad por causas genéticas. A través de esta acción se brindará 11.000 atenciones gratuitas a las personas con discapacidad de causa genética y a sus familiares.

- Construcción de una edificación denominada Centro Integral Humanista en su segunda etapa ubicado en el Edo. Zulia, así como también, el equipamiento, mantenimiento, reparación, rehabilitación y restauración de cinco (5) Laboratorios de Ortoprotesis, en los Estados Anzoátegui, Lara, Miranda, Mérida y reparación, rehabilitación y restauración del Centro Nacional de Genética Médica ubicado en el Edo. Miranda. Mediante la construcción, mantenimiento, reparación, rehabilitación y restauración de estos centros se pretende garantizar la infraestructura y formación de personal especializado en las diferentes áreas de atención para personas con discapacidad y sus familiares.

- Diseñar, planificar y ejecutar a nivel nacional estrategias para el funcionamiento de los laboratorios de prótesis, órtesis y audioprótesis, para la atención de las personas con discapacidad neuromusculoesqueléticas y auditivas. Se pretende ofrecer 8.510 atenciones a personas con discapacidad neuromusculoesqueléticas y auditivas, mediante la confección y reparación de artificios ortopédicos en los once (11) laboratorios de órtesis y prótesis existentes a nivel nacional, asimismo atender a personas con discapacidad auditiva con pruebas audiológicas, toma de impresión, calibración, adaptación y otorgamiento de prótesis auditivas, enfocados en la disminución de su capacidad y aumento de calidad de vida.

- Fortalecer la participación y atención de las personas con discapacidad en los distintos niveles de organización comunitaria a nivel nacional, enmarcado en los principios de igualdad, no discriminación, inclusión social, prevención, sensibilización y poder popular. Se proyectó la participación de 8.600 personas con discapacidad para incorporar a las personas con discapacidad, familiares y su entorno en los distintos niveles de organización comunitaria a nivel nacional, enmarcado en los principios de igualdad, no discriminación, inclusión social, prevención, sensibilización y participación ciudadana, atendiendo a las necesidades de la población vulnerable en el ámbito social y en conformidad con la Ley para las Personas con Discapacidad, así como en las leyes del poder popular, además se espera generar propuestas desde el intercambio y la experiencia compartida entre los comités comunitarios y el Consejo Presidencial de Gobierno Popular para las Personas con Discapacidad para vincular y articular con las organizaciones y movimientos sociales de los sectores, para integrar a las personas con discapacidad en situación de cama, salas de rehabilitación y en la resolución de los casos sociales a nivel nacional, a través del seguimiento y control de los casos obtenidos en los casa a casa.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**191.065.433**
INGRESOS CORRIENTES ORDINARIOS	191.065.433
TRANSFERENCIAS CORRIENTES	191.065.433
Transferencias corrientes del sector público	191.065.433
Transferencias corrientes internas recibidas del sector público	191.065.433
De la República	191.065.433
TOTAL RECURSOS	**191.065.433**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**169.535.349**
GASTOS DE CONSUMO	155.695.038
Remuneraciones	107.301.617
Sueldos, salarios y otras retribuciones	37.988.100
Beneficios y complementos de sueldos y salarios	27.965.020
Aportes patronales	5.212.643
Prestaciones sociales y otras indemnizaciones	5.782.560
Asistencia socioeconómica	30.353.294
Compra de bienes y servicios	38.166.669
Bienes de consumo	19.551.056
Servicios no personales	18.615.613
Impuestos indirectos	10.226.752
TRANSFERENCIAS Y DONACIONES CORRIENTES	13.840.311
Al sector privado	13.840.311
Donaciones corrientes al sector privado	13.840.311
Donaciones a personas	13.840.311
GASTOS DE CAPITAL	**21.530.084**
INVERSIÓN REAL DIRECTA	21.530.084
Formación bruta de capital fijo	21.530.084
Maquinaria, equipos y otros bienes muebles	19.713.754
Construcciones de bienes de dominio privado	1.816.330
TOTAL EGRESOS	**191.065.433**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Ingresos Propios	Transferencias y Donaciones – De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
128467	Consolidación de los programas en el ámbito psicosocial, comunal y socio productivo que permitan fortalecer la organización de las personas con discapacidad y sus familiares.	Atención	19.510					134.376.641				134.376.641
TOTAL								134.376.641				134.376.641

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	Transferencias y Donaciones – De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			32.358.029				32.358.029
02	Gestión Administrativa			24.330.763				24.330.763
TOTAL				56.688.792				56.688.792

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**33**	**40**		**73**	**6.123.405**	**614.568**	**6.737.973**
Directivo	11	9		20	2.083.337		2.083.337
Profesional y Técnico	5	4		9	868.057	356.434	1.224.491
Personal Administrativo	4	3		7	520.834		520.834
Obrero	13	24		37	2.651.177	258.134	2.909.311
Personal Contratado	**71**	**78**		**149**	**12.425.720**		**12.425.720**
Profesional y Técnico	58	61		119	6.834.146		6.834.146
Personal Administrativo	13	17		30	5.591.574		5.591.574
TOTAL	**104**	**118**		**222**	**18.549.125**	**614.568**	**19.163.693**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	107.301.617
4.02	Materiales, suministros y mercancías	19.551.056
4.03	Servicios no personales	28.842.365
4.04	Activos reales	21.530.084
4.07	Transferencias y donaciones	13.840.311
	TOTAL	**191.065.433**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**191.065.433**
INGRESOS CORRIENTES ORDINARIOS	191.065.433
TRANSFERENCIAS CORRIENTES	191.065.433
Transferencias corrientes del sector público	191.065.433
Transferencias corrientes internas recibidas del sector público	191.065.433
De la República	191.065.433
Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno -Ingresos Ordinarios	**191.065.433**
1.2 GASTOS CORRIENTES	**169.535.349**
GASTOS DE CONSUMO	155.695.038
Remuneraciones	107.301.617
Sueldos, salarios y otras retribuciones	37.988.100
Beneficios y complementos de sueldos y salarios	27.965.020
Aportes patronales	5.212.643
Prestaciones sociales y otras indemnizaciones	5.782.560
Asistencia socioeconómica	30.353.294
Compra de bienes y servicios	38.166.669
Bienes de consumo	19.551.056
Servicios no personales	18.615.613
Impuestos indirectos	10.226.752
TRANSFERENCIAS Y DONACIONES CORRIENTES	13.840.311
Al sector privado	13.840.311
Donaciones corrientes al sector privado	13.840.311
Donaciones a personas	13.840.311
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**21.530.084**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**21.530.084**
RECURSOS PROPIOS DE CAPITAL	21.530.084
Ahorro en cuenta corriente	21.530.084
2.2 GASTOS DE CAPITAL	**21.530.084**
INVERSIÓN REAL DIRECTA	21.530.084
Formación bruta de capital fijo	21.530.084
Maquinaria, equipos y otros bienes muebles	19.713.754
Construcciones de bienes de dominio privado	1.816.330
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0555

Instituto de Altos Estudios del Pensamiento del Comandante Supremo Hugo Rafael Chávez Frias

INSTITUTO DE ALTOS ESTUDIOS DEL PENSAMIENTO DEL COMANDANTE SUPREMO HUGO RAFAEL CHÁVEZ FRIAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto de Altos Estudios del Pensamiento del Comandante Supremo Hugo Rafael Chávez Frías, es un ente adscrito al Ministerio del Poder Popular para el Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno, de acuerdo a lo expresado en el Decreto Presidencial N° 255 de fecha 26 de julio de 2013, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 40.216 de fecha 29 de julio de 2013, tiene como objetivo avalar y aprobar las cátedras educativas que reflejen el ideario del máximo líder de la Revolución Bolivariana en las universidades a nivel de pregrado y posgrado y establecer los lineamientos para el uso del nombre del Comandante Supremo Hugo Rafael Chávez Frías, en obras y espacios públicos.

El Instituto de Altos Estudios del Pensamiento del Comandante Supremo Hugo Rafael Chávez Frías, es un organismo sin fines de lucro, cuyo propósito es preservar el Legado de Nuestro Comandante. El uso del recurso presupuestario se hace de manera eficiente y eficaz, orientado a dar cumplimiento a las diferentes actividades enmarcada en el Plan Operativo Anual, que están detalladas en su proyecto denominado "Difusión y Preservación del Legado del Comandante Supremo Hugo Rafael Chávez Frías"; buscando la máxima optimización de los recursos humanos, materiales y financiero asignados, coordinando, controlando y evaluando su ejecución, con miras al fortalecimiento institucional. Velando que su gestión financiera se encuentre sometida a los principios constitucionales de eficiencia, solvencia, transparencia, responsabilidad y equilibrio fiscal.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**42.164.809**
INGRESOS CORRIENTES ORDINARIOS	42.164.809
TRANSFERENCIAS CORRIENTES	42.164.809
Transferencias corrientes del sector público	42.164.809
Transferencias corrientes internas recibidas del sector público	42.164.809
De la República	42.164.809
TOTAL RECURSOS	**42.164.809**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**38.315.935**
GASTOS DE CONSUMO	38.235.935
Remuneraciones	22.630.219
Sueldos, salarios y otras retribuciones	12.402.809
Beneficios y complementos de sueldos y salarios	4.514.708
Aportes patronales	1.522.702
Prestaciones sociales y otras indemnizaciones	1.160.000
Asistencia socioeconómica	3.030.000
Compra de bienes y servicios	14.145.432
Bienes de consumo	3.320.320
Servicios no personales	10.825.112
Impuestos indirectos	1.460.284
GASTOS DE LA PROPIEDAD	80.000
Derechos sobre bienes intangibles	80.000
GASTOS DE CAPITAL	**3.848.874**
INVERSIÓN REAL DIRECTA	3.848.874
Formación bruta de capital fijo	3.648.874
Maquinaria, equipos y otros bienes muebles	3.648.874
Bienes intangibles	200.000
TOTAL EGRESOS	**42.164.809**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128485	Difusión y preservación del legado del Comandante Supremo Hugo Rafael Chávez Frías	persona	15.600					24.941.314				24.941.314
TOTAL								24.941.314				24.941.314

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			11.014.555				11.014.555
02	Gestión Administrativa			6.208.940				6.208.940
TOTAL				17.223.495				17.223.495

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**8**	**7**		**15**	**2.564.640**		**2.564.640**
Alto Nivel y de Dirección		1		1	321.972		321.972
Directivo	8	6		14	2.242.668		2.242.668
Personal Contratado	**10**	**13**		**23**	**5.187.080**		**5.187.080**
Profesional y Técnico	9	11		20	4.742.400		4.742.400
Obrero	1	2		3	444.680		444.680
TOTAL	**18**	**20**		**38**	**7.751.720**		**7.751.720**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	22.630.219
4.02	Materiales, suministros y mercancías	3.320.320
4.03	Servicios no personales	12.365.396
4.04	Activos reales	3.848.874
	TOTAL	**42.164.809**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**42.164.809**
INGRESOS CORRIENTES ORDINARIOS	42.164.809
TRANSFERENCIAS CORRIENTES	42.164.809
Transferencias corrientes del sector público	42.164.809
Transferencias corrientes internas recibidas del sector público	42.164.809
De la República	42.164.809
Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno	42.164.809
Ingresos ordinarios	42.164.809
1.2 GASTOS CORRIENTES	**38.315.935**
GASTOS DE CONSUMO	38.235.935
Remuneraciones	22.630.219
Sueldos, salarios y otras retribuciones	12.402.809
Beneficios y complementos de sueldos y salarios	4.514.708
Aportes patronales	1.522.702
Prestaciones sociales y otras indemnizaciones	1.160.000
Asistencia socioeconómica	3.030.000
Compra de bienes y servicios	14.145.432
Bienes de consumo	3.320.320
Servicios no personales	10.825.112
Impuestos indirectos	1.460.284
GASTOS DE LA PROPIEDAD	80.000
Derechos sobre bienes intangibles	80.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**3.848.874**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.848.874**
RECURSOS PROPIOS DE CAPITAL	3.848.874
Ahorro en cuenta corriente	3.848.874
2.2 GASTOS DE CAPITAL	**3.848.874**
INVERSIÓN REAL DIRECTA	3.848.874
Formación bruta de capital fijo	3.648.874
Maquinaria, equipos y otros bienes muebles	3.648.874
Bienes intangibles	200.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0579

Cuerpo Nacional Contra la Corrupción

CUERPO NACIONAL CONTRA LA CORRUPCIÓN

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Cuerpo Nacional contra la Corrupción, ha sido creado, bajo el Decreto N°1.510, de fecha 08-12-2014, publicado en la Gaceta Oficial N° 40.557 de fecha 08-12-2014, cuyo objeto es diseñar, planificar estructurar, recomendar y ejecutar las políticas públicas y estrategias del Estado contra los delitos derivados y conexos asociados al fenómeno de la corrupción, para combatir, perseguir, sancionar, castigar y neutralizar dicha categoría de delitos. Tendrá bajo su responsabilidad organizar, controlar y supervisar en el ámbito nacional, todo lo relacionado con la prevención, educación, inteligencia, análisis e investigación en la materia.

El Cuerpo Nacional contra la Corrupción con el objeto de implementar políticas institucionales en materia de prevención, investigación y combate a los delitos de corrupción conjuntamente con acciones de difusión educativa y comunicacional a fin de coadyuvar al surgimiento de valores éticos y morales, consonás con el modelo de desarrollo planteado en las "Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", en el marco del segundo objetivo histórico; "Continuar construyendo el Socialismo Bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar la "mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo", el cual promueve un modelo alternativo basado en la orientación ética, moral y espiritual de los valores liberadores del socialismo.

Entre sus objetivos, se estima implementar un sistema anticorrupción que oriente la adopción de medidas eficaces en materia de identificación, prevención, disuasión y sanción de los delitos derivados y conexos con el fenómeno de la corrupción, en el ámbito nacional. Permitiendo, capacitar a servidores públicos y actores del poder popular en materia de lucha contra la corrupción y al mismo tiempo reforzará la internalización de valores éticos.

Las acciones que desarrollará el servicio desconcentrado en el año 2016, se orientará a la consecución de los objetivos y metas previstas en el proyecto "Ejecutar acciones dirigidas al fortalecimiento de valores éticos del poder popular y a la disuasión y sanción de los delitos derivados y conexos al fenómeno de la corrupción".

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**310.458.053**
INGRESOS CORRIENTES ORDINARIOS	310.458.053
TRANSFERENCIAS CORRIENTES	310.398.053
Transferencias corrientes del sector público	310.398.053
Transferencias corrientes internas recibidas del sector público	310.398.053
De la República	310.398.053
OTROS INGRESOS	60.000
Diversos Ingresos	60.000
Multas por varios ramos	60.000
INGRESOS DE CAPITAL	**4.632.954**
RECURSOS PROPIOS DE CAPITAL	4.632.954
Incremento de la depreciación y amortización acumuladas	4.632.954
TOTAL RECURSOS	**315.091.007**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**280.629.632**
GASTOS DE CONSUMO	180.629.632
Remuneraciones	128.615.504
Sueldos, salarios y otras retribuciones	37.810.124
Beneficios y complementos de sueldos y salarios	39.975.213
Aportes patronales	5.420.917
Prestaciones sociales y otras indemnizaciones	11.431.056
Asistencia socioeconómica	33.978.194
Compra de bienes y servicios	44.981.174
Bienes de consumo	22.148.560
Servicios no personales	22.832.614
Impuestos indirectos	2.400.000
Depreciación y amortización	4.632.954
Otros gastos corrientes	100.000.000
Gastos de Defensa y Seguridad del Estado	100.000.000
GASTOS DE CAPITAL	**34.461.375**
INVERSIÓN REAL DIRECTA	34.461.375
Formación bruta de capital fijo	33.961.375
Maquinaria, equipos y otros bienes muebles	33.961.375
Bienes intangibles	500.000
TOTAL EGRESOS	**315.091.007**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Ingresos Propios	De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
128472	Ejecutar acciones dirigidas al fortalecimiento de valores éticos del Poder Popular y a la disuasión y sanción de los delitos derivados y conexos al fenómeno de la corrupción	Informe	4					76.537.892				76.537.892
TOTAL								76.537.892				76.537.892

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			128.763.734				128.763.734
02	Gestión Administrativa	4.692.954		105.096.427				109.789.381
TOTAL		4.692.954		233.860.161				238.553.115

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo		**1**		**1**	**212.112**		**212.112**
Alto Nivel y de Dirección		1		1	212.112		212.112
Personal Contratado	**40**	**130**		**170**	**8.216.227**		**8.216.227**
Personal de Investigación	40	130		170	8.216.227		8.216.227
TOTAL	**40**	**131**		**171**	**8.428.339**		**8.428.339**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	128.615.504
4.02	Materiales, suministros y mercancías	22.148.560
4.03	Servicios no personales	25.232.614
4.04	Activos reales	34.461.375
4.06	Gastos de defensa y seguridad del estado	100.000.000
4.08	Otros gastos	4.632.954
	TOTAL	**315.091.007**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**310.458.053**
INGRESOS CORRIENTES ORDINARIOS	310.458.053
TRANSFERENCIAS CORRIENTES	310.398.053
Transferencias corrientes del sector público	310.398.053
Transferencias corrientes internas recibidas del sector público	310.398.053
De la República	310.398.053
Ministerio del Poder Popular del Despacho de la	
Presidencia y Seguimiento de la Gestión de Gobierno	310.398.053
-Ingresos Ordinarios	310.398.053
OTROS INGRESOS	60.000
Diversos Ingresos	60.000
Multas por varios ramos	60.000
1.2 GASTOS CORRIENTES	**280.629.632**
GASTOS DE CONSUMO	180.629.632
Remuneraciones	128.615.504
Sueldos, salarios y otras retribuciones	37.810.124
Beneficios y complementos de sueldos y salarios	39.975.213
Aportes patronales	5.420.917
Prestaciones sociales y otras indemnizaciones	11.431.056
Asistencia socioeconómica	33.978.194
Compra de bienes y servicios	44.981.174
Bienes de consumo	22.148.560
Servicios no personales	22.832.614
Impuestos indirectos	2.400.000
Depreciación y amortización	4.632.954
Otros gastos corrientes	100.000.000
Gastos de Defensa y Seguridad del Estado	100.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**29.828.421**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**34.461.375**
RECURSOS PROPIOS DE CAPITAL	34.461.375
Ahorro en cuenta corriente	29.828.421
Incremento de la depreciación y amortización acumuladas	4.632.954
2.2 GASTOS DE CAPITAL	**34.461.375**
INVERSIÓN REAL DIRECTA	34.461.375
Formación bruta de capital fijo	33.961.375
Maquinaria, equipos y otros bienes muebles	33.961.375
Bienes intangibles	500.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0589

Fundación Movimiento por la Paz y la Vida

FUNDACIÓN MOVIMIENTO POR LA PAZ Y LA VIDA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Movimiento por la Paz y la Vida, cuya creación fue autorizada mediante Decreto N° 1.782 de fecha 26 de mayo de 2015, publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N° 40.668 de la misma fecha, cuyo objeto es el financiamiento de asistencia técnica, la evaluación y control administrativo, financiero y presupuestario de los planes y proyectos generados en el marco de la Fundación, en materia de promoción de políticas que coadyuven a dar celeridad al cumplimiento de los fines que le son propias.

Los recursos presupuestarios asignados por el Ejecutivo Nacional, serán orientados primordialmente a financiar e impulsar los programas para el mantenimiento de los espacios de paz, afianzando de esta manera los lineamientos y políticas del Movimiento por la Paz y la Vida, para accionar en la promoción de una cultura de paz y prevención, establecidos en el ordenamiento jurídico como lo son: la vida, la libertad, la justicia, la igualdad, la solidaridad, la responsabilidad social y la preeminencia de los derechos humanos.

En este sentido, para el Ejercicio Económico Financiero 2016 la Fundación tiene como principal objetivo apoyar e impulsar programas en el tema de seguridad ciudadana afianzando los lineamientos y políticas del Movimiento por la Paz y la Vida", planificando y ejecutando articuladamente con las instituciones públicas y las comunidades la reinserción de ciudadanas y ciudadanos al ámbito social, luego de egresar de los programas de rehabilitación, así como promover actividades deportivas, jornadas de atención integral, programas de formación y cultural, a fin de impulsar y fomentar los espacios de paz. Con ello se persigue alcanzar la atención de mil quinientas (1500) personas, además de evaluar quinientos (500) proyectos y programas a lo largo del Territorio Nacional.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**253.076.582**
INGRESOS CORRIENTES ORDINARIOS	253.076.582
TRANSFERENCIAS CORRIENTES	253.076.582
Transferencias corrientes del sector público	253.076.582
Transferencias corrientes internas recibidas del sector público	253.076.582
De la República	253.076.582
TOTAL RECURSOS	**253.076.582**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**246.558.260**
GASTOS DE CONSUMO	75.079.555
Remuneraciones	56.184.867
Sueldos, salarios y otras retribuciones	12.919.993
Beneficios y complementos de sueldos y salarios	19.893.234
Aportes patronales	3.359.466
Prestaciones sociales y otras indemnizaciones	4.646.120
Asistencia socioeconómica	15.366.054
Compra de bienes y servicios	16.171.866
Bienes de consumo	4.910.714
Servicios no personales	11.261.152
Impuestos indirectos	2.722.822
TRANSFERENCIAS Y DONACIONES CORRIENTES	171.478.705
Al sector privado	171.478.705
Donaciones corrientes al sector privado	171.478.705
Donaciones a personas	72.192.991
Donaciones a instituciones sin fines de lucro	99.285.714
GASTOS DE CAPITAL	**6.518.322**
INVERSIÓN REAL DIRECTA	6.518.322
Formación bruta de capital fijo	6.518.322
Maquinaria, equipos y otros bienes muebles	6.518.322
TOTAL EGRESOS	**253.076.582**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
130453	Apoyar e impulsar programas en el tema de seguridad ciudadana afianzando los lineamientos y políticas del Movimiento por la Paz y la Vida	Persona	2.000					171.478.705				171.478.705
TOTAL								171.478.705				171.478.705

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			56.291.940				56.291.940
02	Gestión Administrativa			25.305.937				25.305.937
TOTAL				81.597.877				81.597.877

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	24	22		46	4.185.827		4.185.827
Alto Nivel y de Dirección	1			1	178.120		178.120
Directivo	6	6		12	1.068.722		1.068.722
Profesional y Técnico	17	16		33	2.938.985		2.938.985
Personal Contratado	7	6		13	585.000		585.000
Directivo	7	6		13	585.000		585.000
TOTAL	31	28		59	4.770.827		4.770.827

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	56.184.867
4.02	Materiales, suministros y mercancías	4.910.714
4.03	Servicios no personales	13.983.974
4.04	Activos reales	6.518.322
4.07	Transferencias y donaciones	171.478.705
	TOTAL	253.076.582

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**253.076.582**
INGRESOS CORRIENTES ORDINARIOS	253.076.582
TRANSFERENCIAS CORRIENTES	253.076.582
Transferencias corrientes del sector público	253.076.582
Transferencias corrientes internas recibidas del sector público	253.076.582
De la República	253.076.582
Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno	253.076.582
- Ingresos Ordinarios	253.076.582
1.2 GASTOS CORRIENTES	**246.558.260**
GASTOS DE CONSUMO	75.079.555
Remuneraciones	56.184.867
Sueldos, salarios y otras retribuciones	12.919.993
Beneficios y complementos de sueldos y salarios	19.893.234
Aportes patronales	3.359.466
Prestaciones sociales y otras indemnizaciones	4.646.120
Asistencia socioeconómica	15.366.054
Compra de bienes y servicios	16.171.866
Bienes de consumo	4.910.714
Servicios no personales	11.261.152
Impuestos indirectos	2.722.822
TRANSFERENCIAS Y DONACIONES CORRIENTES	171.478.705
Al sector privado	171.478.705
Donaciones corrientes al sector privado	171.478.705
Donaciones a personas	72.192.991
Donaciones a instituciones sin fines de lucro	99.285.714
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**6.518.322**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**6.518.322**
RECURSOS PROPIOS DE CAPITAL	6.518.322
Ahorro en cuenta corriente	6.518.322
2.2 GASTOS DE CAPITAL	**6.518.322**
INVERSIÓN REAL DIRECTA	6.518.322
Formación bruta de capital fijo	6.518.322
Maquinaria, equipos y otros bienes muebles	6.518.322
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0910

Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA)

INSTITUTO AUTÓNOMO CONSEJO NACIONAL DE DERECHOS DE NIÑOS, NIÑAS Y ADOLESCENTES (IDENNA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Plan Operativo Anual Institucional y el Presupuesto de Egresos del año 2016, del Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (Idenna), se estructuró a los fines de priorizar la acción social y garantizar plenamente los derechos de los infantes y adolescentes, especialmente para los que se encuentran en situación de mayor vulnerabilidad y riesgo social. Es importante destacar que en la actualidad existe una población infanto-juvenil expuesta a la violación de sus derechos y garantías por motivos de diversa índole, tales como: abandono, maltrato infantil y/o violencia física, mental o moral, abuso y/o explotación sexual, explotación laboral o adictos a sustancias psicoactivas, entre otras, que ponen en riesgo la vida, seguridad, integridad y salud, haciéndolos cada día más vulnerables.

En este contexto, el instituto comprometido en fortalecer las acciones del Gobierno Nacional, orientó sus objetivos en "las Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", con el fin de priorizar la acción social y avanzar en la satisfacción de necesidades, reduciendo las condiciones de vulnerabilidad social y permitiendo la máxima atención integral de los niños, niñas y adolescentes de la patria, especialmente para los que se encuentran en situación de riesgo social.

Dentro de este marco y a los fines de dar continuidad a las políticas de protección e inclusión, este instituto formuló para el próximo ejercicio económico financiero dos (02) proyectos, cuyos objetivos se orientan en brindar atención y protección integral a esta importante población, a través de programas de protección, prevención y participación, cobrando especial relevancia la inclusión social y la participación activa y protagónica del poder popular, así como también atender los casos de amenazas o violaciones de los derechos colectivos o difusos, para la restitución oportuna de sus derechos y garantías.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**983.905.357**
INGRESOS CORRIENTES ORDINARIOS	983.905.357
TRANSFERENCIAS CORRIENTES	983.905.357
Transferencias corrientes del sector público	983.905.357
Transferencias corrientes internas recibidas del sector público	983.905.357
De la República	983.905.357
INGRESOS DE CAPITAL	**39.200.000**
RECURSOS PROPIOS DE CAPITAL	39.200.000
Incremento de la depreciación y amortización acumuladas	39.200.000
FUENTES FINANCIERAS	**72.706.205**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	72.706.205
Disminución de otros activos financieros	72.706.205
Disminución de disponibilidades	72.706.205
Disminución de bancos	72.706.205
TOTAL RECURSOS	**1.095.811.562**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.043.743.428**
GASTOS DE CONSUMO	981.361.668
Remuneraciones	706.368.203
Sueldos, salarios y otras retribuciones	272.163.572
Beneficios y complementos de sueldos y salarios	122.122.065
Aportes patronales	27.162.779
Prestaciones sociales y otras indemnizaciones	65.350.750
Asistencia socioeconómica	219.569.037
Compra de bienes y servicios	205.578.727
Bienes de consumo	118.156.147
Servicios no personales	87.422.580
Impuestos indirectos	30.214.738
Depreciación y amortización	39.200.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	62.381.760
Al sector privado	16.331.760
Transferencias corrientes al sector privado	2.831.760
Directas a personas	2.831.760
Jubilaciones y otros beneficios asociados	2.831.760
Donaciones corrientes al sector privado	13.500.000
Donaciones a personas	13.500.000
Al sector público	46.050.000
Transferencias corrientes al sector público	46.050.000
A los entes descentralizados sin fines empresariales para sus gastos	46.050.000
GASTOS DE CAPITAL	**46.216.300**
INVERSIÓN REAL DIRECTA	46.216.300
Formación bruta de capital fijo	46.216.300
Maquinaria, equipos y otros bienes muebles	11.216.300
Construcciones de bienes de dominio privado	35.000.000

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**5.851.834**
DISMINUCIÓN DE PASIVOS	5.851.834
Disminución de cuentas y efectos por pagar	5.851.834
Disminución de cuentas y efectos por pagar a corto plazo	5.851.834
Disminución de sueldos, salarios y otras remuneraciones por pagar	2.138.488
Disminución cuentas por pagar a proveedores a corto plazo	3.713.346
TOTAL EGRESOS	**1.095.811.562**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
128400	Prevención, Atención y Protección Integral de Niños, Niñas y Adolescentes	Persona	2.048.915					808.261.294			34.834.560	843.095.854
128454	Políticas de Protección y Defensa de Derechos de niños, niñas y adolescentes	Persona	34.000					17.524.700				17.524.700
TOTAL								825.785.994			34.834.560	860.620.554

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			91.881.236				91.881.236
02	Gestión Administrativa	39.200.000		63.406.367			37.871.645	140.478.012
03	Previsión y Protección Social			2.831.760				2.831.760
TOTAL		39.200.000		158.119.363			37.871.645	235.191.008

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**169**	**171**		**340**	**39.862.240**		**39.862.240**
Alto Nivel y de Dirección	1			1	189.728		189.728
Directivo	14	15		29	3.880.455		3.880.455
Profesional y Técnico	89	90		179	20.947.514		20.947.514
Personal Administrativo	39	39		78	9.747.435		9.747.435
Obrero	26	27		53	5.097.108		5.097.108
Personal Contratado	**1.069**	**1.071**		**2.140**	**167.912.959**		**167.912.959**
Directivo	39	40		79	6.648.190		6.648.190
Profesional y Técnico	481	482		963	76.660.831		76.660.831
Personal Administrativo	549	549		1.098	84.603.938		84.603.938
TOTAL	1.238	1.242		2.480	207.775.199		207.775.199

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	4	3	7	**2.831.760**
Empleados	4	3	7	2.831.760
TOTAL	4	3	7	2.831.760

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	706.368.203
4.02	Materiales, suministros y mercancías	118.156.147
4.03	Servicios no personales	117.637.318
4.04	Activos reales	46.216.300
4.07	Transferencias y donaciones	62.381.760
4.08	Otros gastos	39.200.000
4.11	Disminución de pasivos	5.851.834
	TOTAL	**1.095.811.562**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	983.905.357
INGRESOS CORRIENTES ORDINARIOS	983.905.357
TRANSFERENCIAS CORRIENTES	983.905.357
Transferencias corrientes del sector público	983.905.357
Transferencias corrientes internas recibidas del sector público	983.905.357
De la República	983.905.357
Ministerio del Poder Popular del Despacho de la Presidencia y	
Seguimiento de la Gestión de Gobierno	983.905.357
Ingresos ordinarios	983.905.357
1.2 GASTOS CORRIENTES	1.043.743.428
GASTOS DE CONSUMO	981.361.668
Remuneraciones	706.368.203
Sueldos, salarios y otras retribuciones	272.163.572
Beneficios y complementos de sueldos y salarios	122.122.065
Aportes patronales	27.162.779
Prestaciones sociales y otras indemnizaciones	65.350.750
Asistencia socioeconómica	219.569.037
Compra de bienes y servicios	205.578.727
Bienes de consumo	118.156.147
Servicios no personales	87.422.580
Impuestos indirectos	30.214.738
Depreciación y amortización	39.200.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	62.381.760
Al sector privado	16.331.760
Transferencias corrientes al sector privado	2.831.760
Directas a personas	2.831.760
Jubilaciones y otros beneficios asociados	2.831.760

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Donaciones corrientes al sector privado	13.500.000
Donaciones a personas	13.500.000
Al sector público	46.050.000
Transferencias corrientes al sector público	46.050.000
A los entes descentralizados sin fines empresariales para sus gastos	46.050.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(59.838.071)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(20.638.071)**
RECURSOS PROPIOS DE CAPITAL	(20.638.071)
Desahorro en cuenta corriente	(59.838.071)
Incremento de la depreciación y amortización acumuladas	39.200.000
2.2 GASTOS DE CAPITAL	**46.216.300**
INVERSIÓN REAL DIRECTA	46.216.300
Formación bruta de capital fijo	46.216.300
Maquinaria, equipos y otros bienes muebles	11.216.300
Construcciones de bienes de dominio privado	35.000.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(66.854.371)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**72.706.205**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	72.706.205
Disminución de otros activos financieros	72.706.205
Disminución de disponibilidades	72.706.205
Disminución de bancos	72.706.205
3.2 APLICACIONES FINANCIERAS	**72.706.205**
DISMINUCIÓN DE PASIVOS	5.851.834
Disminución de cuentas y efectos por pagar	5.851.834
Disminución de cuentas y efectos por pagar a corto plazo	5.851.834
Disminución de sueldos, salarios y otras remuneraciones por pagar	2.138.488
Disminución cuentas por pagar a proveedores a corto plazo	3.713.346
DÉFICIT FINANCIERO	66.854.371

A0931

Servicio Autónomo Fondo Nacional de Protección de Niños, Niñas y Adolescentes (FNPNNA)

SERVICIO AUTÓNOMO FONDO NACIONAL DE PROTECCIÓN DE NIÑOS, NIÑAS Y ADOLESCENTES (FNPNNA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El servicio autónomo Fondo Nacional de Protección de Niños, Niñas y Adolescentes (Fnpnna), adscrito al Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (Idenna), busca profundizar y consolidar el equilibrio del sistema de protección social de Niños, Niñas y Adolescentes, facilitando la incorporación del Poder Popular en la articulación de las diferentes políticas de inclusión social del Gobierno Revolucionario, a través de la inversión financiera orientada en áreas prioritarias de los consejos comunales, redes comunitarias, estados, municipios, organizaciones sociales del país y misión niño y niñas del barrio.

en este sentido, su política estará dirigida al cofinanciamiento de programas y proyectos orientados a la protección y atención integral de niños, niñas y adolescentes en el marco de la suprema felicidad; asegurando la restitución de sus derechos en el sistema de protección enmarcado dentro de la construcción del Socialismo del Siglo XXI.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**55.756.050**
INGRESOS CORRIENTES ORDINARIOS	55.756.050
INGRESOS DE LA PROPIEDAD	9.706.050
Intereses	9.706.050
Intereses internos	9.706.050
Intereses por depósitos	9.706.050
TRANSFERENCIAS CORRIENTES	46.050.000
Transferencias corrientes del sector público	46.050.000
Transferencias corrientes internas recibidas del sector público	46.050.000
De la República	46.050.000
TOTAL RECURSOS	**55.756.050**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**55.756.050**
GASTOS DE CONSUMO	500.000
Compra de bienes y servicios	300.000
Servicios no personales	300.000
Impuestos indirectos	200.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	55.256.050
Al sector público	55.256.050
Transferencias corrientes al sector público	55.256.050
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	55.256.050
TOTAL EGRESOS	**55.756.050**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128319	Financiamiento y Cofinanciamiento de Programas y Proyectos Orientados a la Protección y Atención Integral de Niños, Niñas y Adolescentes en el marco de la Suprema Felicidad	Transferencia	91			9.706.050		46.050.000				55.756.050
TOTAL						9.706.050		46.050.000				55.756.050

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.03	Servicios no personales	500.000
4.07	Transferencias y donaciones	55.256.050
	TOTAL	55.756.050

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	55.756.050
INGRESOS CORRIENTES ORDINARIOS	55.756.050
INGRESOS DE LA PROPIEDAD	9.706.050
Intereses	9.706.050
Intereses internos	9.706.050
Intereses por depósitos	9.706.050
TRANSFERENCIAS CORRIENTES	46.050.000
Transferencias corrientes del sector público	46.050.000
Transferencias corrientes internas recibidas del sector público	46.050.000
De la República	46.050.000
Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno	46.050.000
-Ingresos Ordinarios	46.050.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1.2 GASTOS CORRIENTES	**55.756.050**
GASTOS DE CONSUMO	500.000
Compra de bienes y servicios	300.000
Servicios no personales	300.000
Impuestos indirectos	200.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	55.256.050
Al sector público	55.256.050
Transferencias corrientes al sector público	55.256.050
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	55.256.050
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : EQUILIBRIO	

A0950

Instituto Nacional de Servicios Sociales (INASS)

INSTITUTO NACIONAL DE SERVICIOS SOCIALES (INASS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Nacional de Servicios Sociales, desarrollará su política presupuestaria y financiera para el ejercicio económico financiero6 2016, siguiendo los lineamientos del Ejecutivo Nacional, enmarcados en "las Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019" y de acuerdo a lo expresado en la Constitución de la República Bolivariana de Venezuela, el Decreto con Rango, Valor y Fuerza de Ley Orgánica de la Administración Financiera del Sector Público y en la Ley de Servicios Sociales.

Las políticas se centran en la búsqueda de respuestas a las necesidades de protección integral de la población en mayor nivel de vulnerabilidad, a fin de minimizar las inequidades sociales, con la participación de los ciudadanos y de las comunidades organizadas en la planificación, ejecución y control de las mismas.

Para el año 2016 se contempla el fortalecimiento de la atención integral de los servicios sociales y de salud que reciben los adultos mayores en los Centros de Servicios Sociales a nivel nacional, con la finalidad de mejorar y mantener la salud física y mental de personas en condiciones de mayor vulnerabilidad social, para garantizar protección integral y mejoras en su calidad de vida, haciendo énfasis en adultos mayores en situación de pobreza y personas con discapacidad.

En cuanto a los servicios ofrecidos a través de la atención integral en el área de salud y social, se tiene previsto fortalecer y ampliar la cobertura de atención, específicamente los relacionados con la atención médica, suministro de medicamentos, actividades gerontológicas, atención nutricional, ayudas técnicas, atención residencial y ambulatoria, entrevistas y orientación de casos sociales, actividades recreativas y deportivas, charlas, cursos y talleres, terapia ocupacional, atención jurídica, ayudas económicas de emergencia, servicio de atención funeraria, operativos sociales, atención domiciliaria y atención cultural.

A través de la ejecución del Proyecto: "Fortalecimiento de la Atención Integral y Participación de los Adultos y Adultas Mayores y Otras Categorías de Personas como Compromiso Social y Humanista con la Nación": se atenderán 756.464 adultos y adultas mayores en las áreas de salud y social durante el año 2016.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.938.863.018**
INGRESOS CORRIENTES ORDINARIOS	1.938.863.018
TRANSFERENCIAS CORRIENTES	1.938.863.018
Transferencias corrientes del sector público	1.938.863.018
Transferencias corrientes internas recibidas del sector público	1.938.863.018
De la República	1.933.680.478
Del Poder Estadal	5.182.540
INGRESOS DE CAPITAL	**112.565**
RECURSOS PROPIOS DE CAPITAL	112.565
Incremento de la depreciación y amortización acumuladas	112.565
TOTAL RECURSOS	**1.938.975.583**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.933.080.960**
GASTOS DE CONSUMO	1.735.515.600
Remuneraciones	1.397.935.837
Sueldos, salarios y otras retribuciones	384.924.021
Beneficios y complementos de sueldos y salarios	566.782.521
Prestaciones sociales y otras indemnizaciones	78.673.321
Asistencia socioeconómica	367.555.974
Compra de bienes y servicios	313.028.063
Bienes de consumo	263.942.111
Servicios no personales	49.085.952
Impuestos indirectos	24.439.135
Depreciación y amortización	112.565
TRANSFERENCIAS Y DONACIONES CORRIENTES	197.565.360
Al sector privado	196.565.360
Transferencias corrientes al sector privado	195.565.360
Directas a personas	181.165.360
Pensiones y otros beneficios asociados	62.435.811
Jubilaciones y otros beneficios asociados	118.729.549
A instituciones sin fines de lucro	14.400.000
Donaciones corrientes al sector privado	1.000.000
Donaciones a personas	1.000.000
Al sector público	1.000.000
Transferencias corrientes al sector público	1.000.000
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	1.000.000
GASTOS DE CAPITAL	**5.894.623**
INVERSIÓN REAL DIRECTA	5.894.623
Formación bruta de capital fijo	5.894.623
Maquinaria, equipos y otros bienes muebles	4.743.481
Construcciones de bienes de dominio privado	1.151.142
TOTAL EGRESOS	**1.938.975.583**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
128432	Fortalecimiento de la Atención Integral y Participación de los Adultos Mayores y Otras Categorías de Personas como Compromiso Social y Humanista con la Nación	Persona	756.464					1.543.212.814		4.762.444		1.547.975.258
TOTAL								1.543.212.814		4.762.444		1.547.975.258

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			183.747.921				183.747.921
02	Gestión Administrativa	112.565		25.554.383		420.096		26.087.044
03	Previsión y Protección Social			181.165.360				181.165.360
TOTAL		112.565		390.467.664		420.096		391.000.325

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**2.284**	**968**		**3.252**	**152.236.882**	**65.980.524**	**218.217.406**
Alto Nivel y de Dirección	1			1	44.530		44.530
Directivo	10	4		14	623.420		623.420
Profesional y Técnico	345	142		487	24.208.085	11.590.452	35.798.537
Personal Administrativo	330	138		468	21.138.759	12.683.256	33.822.015
Personal Médico	36	16		52	1.955.046		1.955.046
Obrero	1.562	668		2.230	104.267.042	41.706.816	145.973.858
Personal Fijo a Tiempo Parcial	**73**	**32**		**105**	**2.143.396**	**1.286.038**	**3.429.434**
Profesional y Técnico	1	1		2	87.298	52.379	139.677
Personal Médico	72	31		103	2.056.098	1.233.659	3.289.757
Personal Contratado	**1.389**	**927**		**2.316**	**110.158.294**		**110.158.294**
Personal Administrativo	902	602		1.504	72.192.000		72.192.000
Obrero	487	325		812	37.966.294		37.966.294
TOTAL	**3.746**	**1.927**		**5.673**	**264.538.572**	**67.266.562**	**331.805.134**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**405**	**271**	**676**	**118.729.549**
Empleados	92	62	154	53.926.011
Obreros	313	209	522	64.803.538
Pensionados	**761**	**507**	**1.268**	**62.435.811**
Empleados	300	200	500	14.348.062
Obreros	461	307	768	48.087.749
TOTAL	**1.166**	**778**	**1.944**	**181.165.360**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	1.397.935.837
4.02	Materiales, suministros y mercancías	263.942.111
4.03	Servicios no personales	73.525.087
4.04	Activos reales	5.894.623
4.07	Transferencias y donaciones	197.565.360
4.08	Otros gastos	112.565
	TOTAL	1.938.975.583

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.938.863.018**
INGRESOS CORRIENTES ORDINARIOS	1.938.863.018
TRANSFERENCIAS CORRIENTES	1.938.863.018
Transferencias corrientes del sector público	1.938.863.018
Transferencias corrientes internas recibidas del sector público	1.938.863.018
De la República	1.933.680.478
Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno	1.933.680.478
Ingresos ordinarios	1.933.680.478
Del Poder Estadal	5.182.540
1.2 GASTOS CORRIENTES	**1.933.080.960**
GASTOS DE CONSUMO	1.735.515.600
Remuneraciones	1.397.935.837
Sueldos, salarios y otras retribuciones	384.924.021
Beneficios y complementos de sueldos y salarios	566.782.521
Prestaciones sociales y otras indemnizaciones	78.673.321
Asistencia socioeconómica	367.555.974
Compra de bienes y servicios	313.028.063
Bienes de consumo	263.942.111
Servicios no personales	49.085.952
Impuestos indirectos	24.439.135
Depreciación y amortización	112.565
TRANSFERENCIAS Y DONACIONES CORRIENTES	197.565.360
Al sector privado	196.565.360
Transferencias corrientes al sector privado	195.565.360
Directas a personas	181.165.360
Pensiones y otros beneficios asociados	62.435.811
Jubilaciones y otros beneficios asociados	118.729.549
A instituciones sin fines de lucro	14.400.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Donaciones corrientes al sector privado	1.000.000
Donaciones a personas	1.000.000
Al sector público	1.000.000
Transferencias corrientes al sector público	1.000.000
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	1.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**5.782.058**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**5.894.623**
RECURSOS PROPIOS DE CAPITAL	5.894.623
Ahorro en cuenta corriente	5.782.058
Incremento de la depreciación y amortización acumuladas	112.565
2.2 GASTOS DE CAPITAL	**5.894.623**
INVERSIÓN REAL DIRECTA	5.894.623
Formación bruta de capital fijo	5.894.623
Maquinaria, equipos y otros bienes muebles	4.743.481
Construcciones de bienes de dominio privado	1.151.142
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A1602

Fundación Misión Niño Jesús

FUNDACIÓN MISIÓN NIÑO JESÚS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Misión Niño Jesús, tiene como misión el Fortalecimiento de la Red de Servicios de Salud Materno Infantil, donde se espera beneficiar a mujeres, hombres, adolescentes, niñas y niños de los servicios de salud, mediante una atención materna infantil fortalecida, estrategias educativas comunicacional de salud sexual reproductiva, para una mayor captación de las gestantes, sistemas de referencia y contra-referencia mejorado para que funcionen de nuevo las redes de atención maternal y perinatal entre los distintos centros de atención y el equipamiento de los servicios adecuadamente para la atención de la emergencia obstétrica y la del recién nacido, incremento del programa de atención prenatal, de lactancia materna y de inmunizaciones.

En este orden de ideas, para el ejercicio económico financiero 2016 la Fundación Misión Niño Jesús continuará el Proyecto "Atención de la salud integral de la población Materno-Infantil, mediante la corresponsabilidad entre el Poder Popular organizado y la Red del Sistema Público Nacional de Salud.", para fortalecer la red de atención a la población materno-infantil y de adolecentes a través del apoyo y fortalecimiento al poder popular organizado en sus bases de misiones y al sistema de salud mediante la dotación oportuna de mantenimiento, material y equipos médico quirúrgico y no médicos a los centros de salud Materno-Infantil y Casas de Abrigo Maternal por medio del desarrollo de acciones de promoción y prevención de la salud sexual responsable y placentera, con miras de fomentar la lactancia materna y el parto humanizado, procurando disminuir el porcentaje de embarazos no deseados en adolescentes, mejorar el porcentaje de la población que ingresan a la consulta de planificación familiar, así como el porcentaje de embarazadas controladas, citologías practicadas y reportadas.

Es por ello, que las acciones que realizará la Fundación Misión Niño Jesús contribuirán directamente en la conformación de un pensamiento nacional fundamentado en la responsabilidad social, basada en el respeto hacia la diversidad formativa, en términos del interés colectivo.

El Presupuesto para el año 2016, establecerá las bases para atender lo concerniente a las exigencias que implica el desarrollo efectivo de una programación pluralista, con miras a mejorar la efectividad, eficiencia y transparencia de la gestión pública, en función de las políticas y los objetivos estratégicos enmarcados en "las Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019".

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**273.600.000**
INGRESOS CORRIENTES ORDINARIOS	273.600.000
TRANSFERENCIAS CORRIENTES	273.600.000
Transferencias corrientes del sector público	273.600.000
Transferencias corrientes internas recibidas del sector público	273.600.000
De la República	273.600.000
TOTAL RECURSOS	**273.600.000**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**248.680.000**
GASTOS DE CONSUMO	233.990.000
Remuneraciones	180.340.025
Sueldos, salarios y otras retribuciones	66.323.325
Beneficios y complementos de sueldos y salarios	61.826.708
Aportes patronales	13.817.068
Prestaciones sociales y otras indemnizaciones	7.572.792
Asistencia socioeconómica	30.800.132
Compra de bienes y servicios	44.649.975
Bienes de consumo	24.440.000
Servicios no personales	20.209.975
Impuestos indirectos	8.000.000
Depreciación y amortización	1.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	14.690.000
Al sector privado	14.690.000
Donaciones corrientes al sector privado	14.690.000
Donaciones a personas	14.690.000
GASTOS DE CAPITAL	**23.920.000**
INVERSIÓN REAL DIRECTA	23.920.000
Formación bruta de capital fijo	23.920.000
Maquinaria, equipos y otros bienes muebles	23.920.000
APLICACIONES FINANCIERAS	**1.000.000**
DISMINUCIÓN DE PASIVOS	1.000.000
Disminución de cuentas y efectos por pagar	1.000.000
Disminución de cuentas y efectos por pagar a corto plazo	1.000.000
Disminución de aportes patronales y retenciones laborales por pagar	400.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	200.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	200.000
Disminución cuentas por pagar a proveedores a corto plazo	500.000
Disminución cuentas por pagar a contratistas a corto plazo	100.000
TOTAL EGRESOS	**273.600.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
128442	Atención de la salud integral de la población Materno-Infantil, mediante la corresponsabilidad entre el Poder Popular organizado y la Red del Sistema Público Nacional de Salud.	Servicio	20.000					138.400.000				138.400.000
TOTAL								138.400.000				138.400.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			115.200.000				115.200.000
02	Gestión Administrativa			20.000.000				20.000.000
TOTAL				135.200.000				135.200.000

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**76**	**61**	**18**	**155**	**31.824.324**	**1.500.000**	**33.324.324**
Alto Nivel y de Dirección	8	5		13	2.840.000	1.500.000	4.340.000
Directivo	17	7		24	5.850.000		5.850.000
Profesional y Técnico	20	20	12	52	10.856.080		10.856.080
Personal Administrativo	11	9	6	26	4.278.244		4.278.244
Obrero	20	20		40	8.000.000		8.000.000
Personal Contratado	**42**	**34**		**76**	**11.139.187**		**11.139.187**
Profesional y Técnico	20	14		34	4.145.000		4.145.000
Personal Administrativo	12	10		22	4.044.780		4.044.780
Obrero	10	10		20	2.949.407		2.949.407
TOTAL	**118**	**95**	**18**	**231**	**42.963.511**	**1.500.000**	**44.463.511**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	180.340.025
4.02	Materiales, suministros y mercancías	24.440.000
4.03	Servicios no personales	28.209.975
4.04	Activos reales	23.920.000
4.07	Transferencias y donaciones	14.690.000
4.08	Otros gastos	1.000.000
4.11	Disminución de pasivos	1.000.000
	TOTAL	**273.600.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**273.600.000**
INGRESOS CORRIENTES ORDINARIOS	273.600.000
TRANSFERENCIAS CORRIENTES	273.600.000
Transferencias corrientes del sector público	273.600.000
Transferencias corrientes internas recibidas del sector público	273.600.000
De la República	273.600.000
Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno	273.600.000
Ingresos ordinarios	273.600.000
1.2 GASTOS CORRIENTES	**248.680.000**
GASTOS DE CONSUMO	233.990.000
Remuneraciones	180.340.025
Sueldos, salarios y otras retribuciones	66.323.325
Beneficios y complementos de sueldos y salarios	61.826.708
Aportes patronales	13.817.068
Prestaciones sociales y otras indemnizaciones	7.572.792
Asistencia socioeconómica	30.800.132
Compra de bienes y servicios	44.649.975
Bienes de consumo	24.440.000
Servicios no personales	20.209.975
Impuestos indirectos	8.000.000
Depreciación y amortización	1.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	14.690.000
Al sector privado	14.690.000
Donaciones corrientes al sector privado	14.690.000
Donaciones a personas	14.690.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**24.920.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**24.920.000**
RECURSOS PROPIOS DE CAPITAL	24.920.000
Ahorro en cuenta corriente	24.920.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2.2 GASTOS DE CAPITAL	**23.920.000**
INVERSIÓN REAL DIRECTA	23.920.000
Formación bruta de capital fijo	23.920.000
Maquinaria, equipos y otros bienes muebles	23.920.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**1.000.000**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**1.000.000**
SUPERÁVIT FINANCIERO	1.000.000
3.2 APLICACIONES FINANCIERAS	**1.000.000**
DISMINUCIÓN DE PASIVOS	1.000.000
Disminución de cuentas y efectos por pagar	1.000.000
Disminución de cuentas y efectos por pagar a corto plazo	1.000.000
Disminución de aportes patronales y retenciones laborales por pagar	400.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	200.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	200.000
Disminución cuentas por pagar a proveedores a corto plazo	500.000
Disminución cuentas por pagar a contratistas a corto plazo	100.000

A1604

Fundación Oficina Presidencial de Planes y Proyectos Especiales

FUNDACIÓN OFICINA PRESIDENCIAL DE PLANES Y PROYECTOS ESPECIALES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Oficina Presidencial de Planes y Proyectos Especiales, es el órgano encargado de planificar, proyectar y ejecutar acciones urbanísticas, arquitectónicas o paisajísticas, a través de planes y proyectos al servicio de los ciudadanos y ciudadanas.

Los lineamientos para la ejecución del plan operativo anual institucional y el presupuesto del año 2016, responden a los principales desafíos que tiene planteado el Gobierno Nacional, orientados al avance y profundización del Proyecto Socialista del siglo XXI, mejorando los índices de bienestar social, para el vivir viviendo, que coadyuvan a contribuir con la mayor suma de felicidad posible a la población venezolana.

En este contexto, la Fundación Oficina Presidencial de Planes y Proyectos Especiales, ha estructurado un presupuesto sobre la base de tres (3) Proyectos, cuyo norte, es aportar la ampliación planificada de espacios recreativos inicialmente en la Gran Caracas, así como la continuación del Parque Simón Bolívar (93 hectáreas) y seguir en la formulación y desarrollo de proyectos de transformación urbana.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**109.792.355**
INGRESOS CORRIENTES ORDINARIOS	109.792.355
TRANSFERENCIAS CORRIENTES	109.792.355
Transferencias corrientes del sector público	109.792.355
Transferencias corrientes internas recibidas del sector público	109.792.355
De la República	109.792.355
TOTAL RECURSOS	**109.792.355**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**103.797.361**
GASTOS DE CONSUMO	103.797.361
Remuneraciones	90.598.699
Sueldos, salarios y otras retribuciones	59.132.574
Beneficios y complementos de sueldos y salarios	11.406.764
Aportes patronales	2.530.498
Prestaciones sociales y otras indemnizaciones	12.359.994
Asistencia socioeconómica	5.168.869
Compra de bienes y servicios	12.740.201
Bienes de consumo	8.651.162
Servicios no personales	4.089.039
Impuestos indirectos	458.461
GASTOS DE CAPITAL	**5.994.994**
INVERSIÓN REAL DIRECTA	5.994.994
Formación bruta de capital fijo	5.994.994
Maquinaria, equipos y otros bienes muebles	5.994.994
TOTAL EGRESOS	**109.792.355**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
128474	Elaboración del anteproyecto de la II Fase de 93 hectáreas del Parque Simón Bolívar	Estudio	1					27.021.250				27.021.250
128475	Elaboración del anteproyecto del Plan Preliminar de la Gran Caracas	Estudio	20					10.611.217				10.611.217
128505	Formular y desarrollar proyectos de transformación urbana	Estudio	4					26.684.265				26.684.265
TOTAL								64.316.732				64.316.732

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			28.405.253				28.405.253
02	Gestión administrativa			17.070.370				17.070.370
TOTAL				45.475.623				45.475.623

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**29**	**30**	**85**	**144**	**6.417.744**	**3.878.253**	**10.295.997**
Alto Nivel y de Dirección	1			1	384.000		384.000
Directivo	5	11	1	17	1.946.000	600.000	2.546.000
Profesional y Técnico	23	19	84	126	4.087.744	3.278.253	7.365.997
Personal Contratado	**62**	**65**		**127**	**21.593.628**		**21.593.628**
Profesional y Técnico	62	65		127	21.593.628		21.593.628
TOTAL	91	95	85	271	28.011.372	3.878.253	31.889.625

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	90.598.699
4.02	Materiales, suministros y mercancias	8.651.162
4.03	Servicios no personales	4.547.500
4.04	Activos reales	5.994.994
	TOTAL	109.792.355

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**109.792.355**
INGRESOS CORRIENTES ORDINARIOS	109.792.355
TRANSFERENCIAS CORRIENTES	109.792.355
Transferencias corrientes del sector público	109.792.355
Transferencias corrientes internas recibidas del sector público	109.792.355
De la República	109.792.355
Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno	109.792.355
- Ingresos Ordinarios	109.792.355
1.2 GASTOS CORRIENTES	**103.797.361**
GASTOS DE CONSUMO	103.797.361
Remuneraciones	90.598.699
Sueldos, salarios y otras retribuciones	59.132.574
Beneficios y complementos de sueldos y salarios	11.406.764
Aportes patronales	2.530.498
Prestaciones sociales y otras indemnizaciones	12.359.994
Asistencia socioeconómica	5.168.869
Compra de bienes y servicios	12.740.201
Bienes de consumo	8.651.162
Servicios no personales	4.089.039
Impuestos indirectos	458.461
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE: AHORRO	**5.994.994**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**5.994.994**
RECURSOS PROPIOS DE CAPITAL	5.994.994
Ahorro en cuenta corriente	5.994.994
2.2 GASTOS DE CAPITAL	**5.994.994**
INVERSIÓN REAL DIRECTA	5.994.994
Formación bruta de capital fijo	5.994.994
Maquinaria, equipos y otros bienes muebles	5.994.994
2.3 RESULTADO FINANCIERO: EQUILIBRIO	

41
Ministerio del Poder Popular para la Alimentación

Ministerio del Poder Popular para la Alimentación

A0057 Instituto Nacional de Nutrición (INN)

A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)

A0575 Superintendencia Nacional de Gestión Agroalimentaria (SUNAGRO)

A0057

Instituto Nacional de Nutrición (INN)

INSTITUTO NACIONAL DE NUTRICIÓN (INN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Nacional de Nutrición ha desarrollado una destacada labor en materia de Seguridad y Soberanía Alimentaria para todos los venezolanos y venezolanas, velando junto con el poder popular por la nutrición como elemento de la suprema felicidad, ejerciendo la rectoría de las políticas públicas nutricionales del Estado venezolano.

Para el Ejercicio Económico Financiero 2016, el Instituto Nacional de Nutrición (INN) tiene previsto ejecutar los siguientes proyectos:

Proyecto 01 "Producción y comercialización de productos estratégicos de la Línea Nutrivida": consiste en crear con productos nacionales alimentos de alta calidad nutricional que compitan en el mercado nacional a un precio accesible, garantizando el producto en las diferentes redes de distribución de alimentos pertenecientes al Ministerio del Poder Popular para la Alimentación y diseñar estrategias que logren posicionar el producto alimenticio a nivel nacional . Además de cumplir con las normas de calidad establecidas tanto a nivel nacional como internacional.

Proyecto 02 "Consolidación del espacio escolar activo y nutritivo": está dirigido a promover la nueva cultura alimentaria y nutricional, a través de la formulación de políticas públicas educativas y de difusión para la población venezolana en el marco del sistema educativo venezolano, así mismo, en articulación con otras Instituciones y organizaciones sociales empleando diferentes estrategias de formación, medios de comunicación y difusión masivas comunitaria y alternativa.

Proyecto 03 "Red de Centros de Cultura Alimentaria y Nutricional con atención integral para el Comer Bien y Vivir Bien: tiene como finalidad establecer una cultura alimentaria, nutricional y soberana mediante la aplicación de normativas que regulen el funcionamiento de los servicios de alimentación y la creación de Centros de Cultura Alimentaria y Nutricional para la formación del talento humano y el poder popular en la materia, así como fomentar el consumo de comida sana , sabrosa , segura y soberana, a un precio justo y solidario que contribuyan en mejorar el estado nutricional de la población venezolana.

Proyecto 04 "Campañas comunicacionales, educativas y publicitarias para la Promoción de la Nueva Cultura Alimentaria y Nutricional": su fin es masificar información de alimentación y nutrición utilizando herramientas comunicacionales para la formación y consolidación de una cultura educacional que fortalezca la seguridad y soberanía alimentaria así como la salud de la población venezolana.

Proyecto 05 "Transformación de la Escuela Venezolana de Alimentación y Nutrición Bicentenario 5 de julio (Evan) como escuela de estudios superiores ante el Ministerio del Poder Popular para la Educación Universitaria, Ciencia y Tecnología": su objetivo general es transformar la Escuela Venezolana de Alimentación y Nutrición "bicentenario 5 de julio" (Evan) en escuela de estudios superiores ante el Ministerio del Poder Popular para la Educación Universitaria, Ciencia y Tecnología.

Proyecto 06 " Promoción de una cultura alimentaria sana, segura y soberana y actividad física integral, en las instituciones públicas": consiste en promover la creación de espacios para la práctica de una alimentación adecuada y de actividad física integral, dentro de las instituciones públicas, en función de la prevención y tratamiento del sobrepeso y la obesidad.

Proyecto 07 "Investigaciones para la acción en seguridad y soberanía alimentaria": su objetivo es Desarrollar investigaciones, monitoreo, análisis, formulación de nuevos alimentos y normativas de Calidad en materia alimentaria y nutricional que generen impacto positivo en la modificación adecuada de patrones alimentarios y de consumo, fomentando la conciencia ciudadana para el bienestar colectivo, la seguridad y soberanía alimentaria de la población venezolana.

Proyecto 08 "Organización y Formación del Poder Popular para la Seguridad y Soberanía Alimentaria": está enmarcado en el acompañamiento a las organizaciones del Poder Popular (consejos comunales, comunas, organizaciones sociales y políticas-laborales) que permitirá la participación protagónica del pueblo en torno al alimento como elemento fundamental para la construcción de la nueva cultura alimentaria, nutricional y productiva.

Proyecto 09 "Consolidación de los Servicios de Educación y Recuperación Nutricional (SERN) por una cultura alimentaria sana, sabrosa, segura y soberana": su objetivo es desarrollar actividades educativas y asistenciales dirigidas a personas y comunidades, a nivel Nacional, con el fin de incrementar las prácticas alimentarias sanas, seguras y soberanas, valorando la significación social y cultural y el protagonismo del pueblo, contribuyendo así a la recuperación estructural de la malnutrición, a través de la atención de personas en la Red de Atención y Educación Nutricional Integral.

Proyecto 10 "Vigilancia y monitoreo y análisis de estadísticas alimentarias y nutricionales para la acción en seguridad y soberanía alimentaria": tiene como propósito desarrollar una política alimentaria y nutricional que genere impacto positivo en la conciencia ciudadana para el bienestar colectivo; a través de la investigación, monitoreo e impulso del marco normativo que garantice los cambios en hábitos alimentarios, la diversificación de las formas de consumo basados en la producción nacional con alto valor nutricional, la transferencia tecnológica a pequeños productores y la garantía de la calidad de los productos en la red de abastecimiento socialista.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**6.475.183.155**
INGRESOS CORRIENTES ORDINARIOS	6.475.183.155
INGRESOS DE OPERACIÓN	2.332.898.065
Ingresos financieros de instituciones financieras	1.000.000
Otros ingresos de operación	2.331.898.065
TRANSFERENCIAS CORRIENTES	4.142.285.090
Transferencias corrientes del sector público	4.142.285.090
Transferencias corrientes internas recibidas del sector público	4.142.285.090
De la República	4.142.285.090
INGRESOS DE CAPITAL	**108.254.951**
RECURSOS PROPIOS DE CAPITAL	650.000
Incremento de la depreciación y amortización acumuladas	650.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	107.604.951
Transferencias y donaciones de capital del sector público	107.604.951
Transferencias de capital recibidas del sector público	107.604.951
De la República	107.604.951
TOTAL RECURSOS	**6.583.438.106**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**6.188.383.047**
GASTOS DE CONSUMO	5.240.541.120
Remuneraciones	2.498.773.228
Sueldos, salarios y otras retribuciones	1.016.374.954
Beneficios y complementos de sueldos y salarios	592.690.897
Aportes patronales	143.211.548
Prestaciones sociales y otras indemnizaciones	364.616.429
Asistencia socioeconómica	381.879.400
Compra de bienes y servicios	2.446.239.856
Bienes de consumo	2.069.886.521
Servicios no personales	376.353.335
Impuestos indirectos	294.878.036
Depreciación y amortización	650.000
GASTOS DE LA PROPIEDAD	450.000
Derechos sobre bienes intangibles	450.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	947.391.927
Al sector privado	947.391.927
Transferencias corrientes al sector privado	942.971.927
Directas a personas	942.971.927
Pensiones y otros beneficios asociados	55.781.232
Jubilaciones y otros beneficios asociados	887.190.695
Donaciones corrientes al sector privado	4.420.000
Donaciones a personas	4.420.000
GASTOS DE CAPITAL	**364.323.275**
INVERSIÓN REAL DIRECTA	364.323.275
Formación bruta de capital fijo	364.323.275
Maquinaria, equipos y otros bienes muebles	284.209.435
Construcciones de bienes de dominio privado	80.113.840
APLICACIONES FINANCIERAS	**30.731.784**
DISMINUCIÓN DE PASIVOS	30.731.784
Disminución de cuentas y efectos por pagar	30.731.784
Disminución de cuentas y efectos por pagar a corto plazo	30.731.784
Disminución de sueldos, salarios y otras remuneraciones por pagar	12.796.428
Disminución cuentas por pagar a contratistas a corto plazo	17.935.356
TOTAL EGRESOS	**6.583.438.106**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
130255	Producción y comercialización de alimentos estratégicos de la línea Nutrivida.	Tonelada	6.750			783.863.385						783.863.385
130272	Consolidación del espacio escolar activo y nutritivo.	Persona	12.025.457					90.542.781				90.542.781
130273	Red de Centros de Cultura Alimentaria y Nutricional con atención integral para el Comer Bien y Vivir Bien.	Persona	2.341.978			1.548.034.680		113.429.664				1.661.464.344
130274	Campañas Comunicacionales, Educativas y Publicitarias para Promoción de la Nueva Cultura Alimentaria y Nutricional.	Espectador	13.990.036					60.283.666				60.283.666
130280	Transformación de la Escuela Venezolana de Alimentación y Nutrición Bicentenario " 5 de Julio"(EVAN), como escuela de estudios superiores ante el Ministerio del Poder Popular para la Educación Universitaria, Ciencia y Tecnología.	Persona	7.690					112.399.010				112.399.010
130281	Promoción de una cultura alimentaria sana, segura y soberana y actividad física integral, en las instituciones públicas.	institución	438					53.729.144				53.729.144
130285	Investigaciones para la acción en seguridad y soberanía alimentaria.	Análisis	5.600					71.915.090				71.915.090
130287	Organización y Formación del Poder Popular para la Seguridad y Soberanía Alimentaria.	Jornada	1.551					60.356.644				60.356.644
130289	Consolidación de los Servicios de Educación y Recuperación Nutricional (SERN) por una Cultura Alimentaria Sana, Sabrosa, Segura y Soberana.	Participante	5.824					59.292.183				59.292.183
130290	Vigilancia, monitoreo y análisis de estadísticas alimentarias y nutricionales para la acción en seguridad y soberanía alimentaria.	Persona	1.700.000					43.014.102				43.014.102

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
130255	Producción y comercialización de alimentos estratégicos de la línea Nutrivida.	Tonelada	6.750			783.863.385						783.863.385
130272	Consolidación del espacio escolar activo y nutritivo.	Persona	12.025.457					90.542.781				90.542.781
130273	Red de Centros de Cultura Alimentaria y Nutricional con atención integral para el Comer Bien y Vivir Bien.	Persona	2.341.978			1.548.034.680		113.429.664				1.661.464.344
130274	Campañas Comunicacionales, Educativas y Publicitarias para Promoción de la Nueva Cultura Alimentaria y Nutricional.	Espectador	13.990.036					60.283.666				60.283.666
130280	Transformación de la Escuela Venezolana de Alimentación y Nutrición Bicentenario " 5 de Julio"(EVAN), como escuela de estudios superiores ante el Ministerio del Poder Popular para la Educación Universitaria, Ciencia y Tecnología.	Persona	7.690					112.399.010				112.399.010
130281	Promoción de una cultura alimentaria sana, segura y soberana y actividad física integral, en las instituciones públicas.	institución	438					53.729.144				53.729.144
130285	Investigaciones para la acción en seguridad y soberanía alimentaria.	Análisis	5.600					71.915.090				71.915.090
130287	Organización y Formación del Poder Popular para la Seguridad y Soberanía Alimentaria.	Jornada	1.551					60.356.644				60.356.644
130289	Consolidación de los Servicios de Educación y Recuperación Nutricional (SERN) por una Cultura Alimentaria Sana, Sabrosa, Segura y Soberana.	Participante	5.824					59.292.183				59.292.183
130290	Vigilancia, monitoreo y análisis de estadísticas alimentarias y nutricionales para la acción en seguridad y soberanía alimentaria.	Persona	1.700.000					43.014.102				43.014.102
	TOTAL					**2.331.898.065**		**664.962.284**				**2.996.860.349**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos - Ingresos - Ingresos Propios	Recursos - Ingresos - Transferencias y Donaciones - De la República - Proyectos por Endeudamiento	Recursos - Ingresos - Transferencias y Donaciones - De la República - Otras	Recursos - Ingresos - Transferencias y Donaciones - De los Entes Descentralizados	Recursos - Ingresos - Transferencias y Donaciones - Otras	Recursos - Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			2.509.175.565				2.509.175.565
02	Gestión Administrativa	1.650.000		132.780.265				134.430.265
03	Previsión y Protección Social			942.971.927				942.971.927
	TOTAL	**1.650.000**		**3.584.927.757**				**3.586.577.757**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**3.433**	**858**		**4.291**	**362.529.455**	**53.689.747**	**416.219.202**
Alto Nivel y de Dirección	1			1	4.520.204	1.697.383	6.217.587
Directivo	16	4		20	1.949.720	270.555	2.220.275
Profesional y Técnico	383	92		475	46.305.841	6.425.710	52.731.551
Personal Administrativo	660	165		825	80.425.935	11.160.443	91.586.378
Personal Médico	3	5		8	779.888	108.224	888.112
Obrero	2.370	592		2.962	228.547.867	34.027.432	262.575.299
Personal Contratado	**785**	**199**		**984**	**170.807.410**		**170.807.410**
Profesional y Técnico	584	147		731	126.890.464		126.890.464
Personal Administrativo	192	48		240	41.660.344		41.660.344
Personal Médico	9	4		13	2.256.602		2.256.602
TOTAL	**4.218**	**1.057**		**5.275**	**533.336.865**	**53.689.747**	**587.026.612**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**4.964**	**1.241**	**6.205**	**887.190.695**
Empleados	1.362	340	1.702	243.351.904
Obreros	3.602	901	4.503	643.838.791
Pensionados	**370**	**93**	**463**	**55.781.232**
Empleados	260	65	325	42.695.587
Obreros	110	28	138	13.085.645
TOTAL	**5.334**	**1.334**	**6.668**	**942.971.927**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	2.498.773.228
4.02	Materiales, suministros y mercancías	2.069.886.521
4.03	Servicios no personales	671.681.371
4.04	Activos reales	364.323.275
4.07	Transferencias y donaciones	947.391.927
4.08	Otros gastos	650.000
4.11	Disminución de pasivos	30.731.784
	TOTAL	6.583.438.106

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**6.475.183.155**
INGRESOS CORRIENTES ORDINARIOS	6.475.183.155
INGRESOS DE OPERACIÓN	2.332.898.065
Ingresos financieros de instituciones financieras	1.000.000
Otros ingresos de operación	2.331.898.065
TRANSFERENCIAS CORRIENTES	4.142.285.090
Transferencias corrientes del sector público	4.142.285.090
Transferencias corrientes internas recibidas del sector público	4.142.285.090
De la República	4.142.285.090
Ministerio del Poder Popular para la Alimentación	4.142.285.090
-Ingresos Ordinarios	4.142.285.090
1.2 GASTOS CORRIENTES	**6.188.383.047**
GASTOS DE CONSUMO	5.240.541.120
Remuneraciones	2.498.773.228
Sueldos, salarios y otras retribuciones	1.016.374.954
Beneficios y complementos de sueldos y salarios	592.690.897
Aportes patronales	143.211.548
Prestaciones sociales y otras indemnizaciones	364.616.429
Asistencia socioeconómica	381.879.400
Compra de bienes y servicios	2.446.239.856
Bienes de consumo	2.069.886.521
Servicios no personales	376.353.335
Impuestos indirectos	294.878.036
Depreciación y amortización	650.000
GASTOS DE LA PROPIEDAD	450.000
Derechos sobre bienes intangibles	450.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	947.391.927
Al sector privado	947.391.927
Transferencias corrientes al sector privado	942.971.927
Directas a personas	942.971.927
Pensiones y otros beneficios asociados	55.781.232
Jubilaciones y otros beneficios asociados	887.190.695
Donaciones corrientes al sector privado	4.420.000
Donaciones a personas	4.420.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**286.800.108**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**395.055.059**
RECURSOS PROPIOS DE CAPITAL	287.450.108
Ahorro en cuenta corriente	286.800.108
Incremento de la depreciación y amortización acumuladas	650.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	107.604.951
Transferencias y donaciones de capital del sector público	107.604.951
Transferencias de capital recibidas del sector público	107.604.951
De la República	107.604.951
Ministerio del Poder Popular para la Alimentación	107.604.951
-Ingresos Ordinarios	107.604.951
2.2 GASTOS DE CAPITAL	**364.323.275**
INVERSIÓN REAL DIRECTA	364.323.275
Formación bruta de capital fijo	364.323.275
Maquinaria, equipos y otros bienes muebles	284.209.435
Construcciones de bienes de dominio privado	80.113.840
2.3 RESULTADO FINANCIERO : SUPERAVIT	**30.731.784**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**30.731.784**
SUPERÁVIT FINANCIERO	30.731.784
3.2 APLICACIONES FINANCIERAS	**30.731.784**
DISMINUCIÓN DE PASIVOS	30.731.784
Disminución de cuentas y efectos por pagar	30.731.784
Disminución de cuentas y efectos por pagar a corto plazo	30.731.784
Disminución de sueldos, salarios y otras remuneraciones por pagar	12.796.428
Disminución cuentas por pagar a contratistas a corto plazo	17.935.356

A0421

Fundación Programa de Alimentos Estratégicos (Fundaproal)

FUNDACIÓN PROGRAMA DE ALIMENTOS ESTRATÉGICOS (FUNDAPROAL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Programa de Alimentos Estratégicos (Fundaproal) fue constituida mediante Decreto Nº 3.543 publicado en Gaceta Oficial Nº 38.152 de fecha 22 de Marzo de 2005, dada la importancia y relevancia de la alimentación como parte esencial para la subsistencia del ser humano, motivo por el cual surge la necesidad por parte del Estado de elaborar y promover proyectos alimenticios.

En tal sentido, Fundaproal orienta sus esfuerzos en contribuir con el nuevo modelo social, productivo y endógeno; de conformidad con el Programa de Gobierno y la Constitución de la República Bolivariana de Venezuela, no sólo para satisfacer las necesidades alimentarias en el momento oportuno, sino también dinamizando, impulsando y posicionando proyectos socio-productivos orientados a la transformación de las Casas de Alimentación en Centros de Formación Alimentaria Nutricional, como espacios en contacto estrecho con la población a fin de prestar atención alimentaria, nutricional y promover una cultura alimentaria acorde con el buen vivir.

La Fundación Programa de Alimentos Estratégicos (Fundaproal) para el año 2016, continuará enfocando su línea de acción al logro de los objetivos estratégicos, la concreción de la Misión Alimentación y los lineamientos del Gobierno Nacional. Por consiguiente, tiene como finalidad garantizar el acceso oportuno y permanente de la alimentación de los sectores más vulnerables de todo el territorio nacional, a través de los siguientes Proyectos:

Proyecto 01 "Casas de Alimentación": este proyecto, va dirigido a atender a 349.000 de venezolanos y venezolanas en dos modalidades: en primer lugar, las 3.800 Casas de Alimentación a nivel nacional, las cuales son hogares acondicionados para tal fin y así ofrecer un almuerzo diario (de lunes a viernes), a esta población que se encuentra en estado de vulnerabilidad social , y en segundo lugar, asistir a la población en situación de pobreza crítica, la cual por estar residiendo en áreas de difícil acceso y/o zonas de silencio, cercanos a bases de misiones y/o en parroquias priorizadas, y donde la instalación de una Casa no sea viable se recurre a la entrega de una bolsa de alimentos contentiva de siete (7) rubros de la Canasta Alimentaria Normativa.

Proyecto 02 "Formación Liberadora para Contribuir con la Seguridad y Soberanía Alimentaria": permitirá desarrollar jornadas de capacitación y formación a 18.445 beneficiarios y beneficiarias de las Casas de Alimentación, que permita contribuir con la Seguridad y Soberanía Alimentaria a través de la concientización en cuanto a nuestros valores culturales, sociales y políticos. Todo este proceso de formación, debe estar orientado a lograr que todos los beneficiarios y beneficiarias se familiaricen y empoderen con los proyectos socio-productivos, promovidos por la Fundación, y los asuman como una posibilidad factible de mejorar su calidad de vida.

Proyecto 03 "Inserción de Madres, Responsables Elaboradoras (es) y Beneficiarias (os) de las Casas de Alimentación al Modelo Productivo Socialista de la Nación": Este proyecto comprende la incorporación del poder popular organizado, expresado en Madres Elaboradoras, beneficiarias (os) y grupos familiares afines, al Sistema de Inclusión Socio Productivo de Fundaproal, el cual garantiza el establecimiento de Proyectos Socio Productivos sustentables y sostenibles en concordancia con el modelo productivo socialista de la nación en varias modalidades; carritos de dulcería criolla, carritos de nutrichicha, panadería comunitaria, comedores populares, areperas móviles, patios agrícolas y productivos entre otras iniciativas socio-productivas. Nuestra participación en la conformación de estos proyectos socioproductivos inicia con la selección de personas que cumplan con los requisitos, formarlos y proporcionarles un capital de trabajo para la generación de redes productivas que involucren la producción de bienes y servicios con un carácter solidario y socialista.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**4.777.603.339**
INGRESOS CORRIENTES ORDINARIOS	4.777.603.339
TRANSFERENCIAS CORRIENTES	4.777.603.339
Transferencias corrientes del sector público	4.777.603.339
Transferencias corrientes internas recibidas del sector público	4.777.603.339
De la República	4.777.603.339
INGRESOS DE CAPITAL	**253.659.223**
RECURSOS PROPIOS DE CAPITAL	57.783.783
Incremento de la depreciación y amortización acumuladas	57.783.783
TRANSFERENCIAS Y DONACIONES DE CAPITAL	195.875.440
Transferencias y donaciones de capital del sector público	195.875.440
Transferencias de capital recibidas del sector público	195.875.440
De la República	195.875.440
TOTAL RECURSOS	**5.031.262.562**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**4.835.387.122**
GASTOS DE CONSUMO	3.645.065.067
Remuneraciones	790.209.888
Sueldos, salarios y otras retribuciones	246.403.784
Beneficios y complementos de sueldos y salarios	199.616.060
Aportes patronales	40.670.332
Prestaciones sociales y otras indemnizaciones	70.441.172
Asistencia socioeconómica	233.078.540
Compra de bienes y servicios	2.626.521.474
Bienes de consumo	2.145.740.424
Servicios no personales	480.781.050
Impuestos indirectos	170.549.922
Depreciación y amortización	57.783.783
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.190.322.055
Al sector privado	1.065.322.055
Transferencias corrientes al sector privado	2.803.495
Directas a personas	2.803.495
Pensiones y otros beneficios asociados	2.242.796
Jubilaciones y otros beneficios asociados	560.699
Donaciones corrientes al sector privado	1.062.518.560
Donaciones a personas	1.062.518.560
Al sector público	125.000.000
Donaciones corrientes al sector público	125.000.000
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	125.000.000
GASTOS DE CAPITAL	**195.875.440**
INVERSIÓN REAL DIRECTA	195.875.440
Formación bruta de capital fijo	195.375.440
Maquinaria, equipos y otros bienes muebles	195.375.440
Bienes intangibles	500.000
TOTAL EGRESOS	**5.031.262.562**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
						Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
				Fem.	Masc.		Proyectos por Endeudamiento	Otras				
130231	Casas de Alimentación	Tonelada Métrica	46.495					3.494.746.810				3.494.746.810
130234	Formación Liberadora para Contribuir con la Seguridad y Soberania Alimentaria.	Persona	18.445					56.191.582				56.191.582
130253	Inserción de madres, responsables elaboradoras (es) y beneficiarias (os) de las Casas de Alimentación al Modelo Productivo Socialista de la Nación.	Persona	1.320					254.322.951				254.322.951
TOTAL								3.805.261.343				3.805.261.343

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			854.965.336				854.965.336
02	Gestión Administrativa	57.783.783		310.448.605				368.232.388
03	Previsión y Protección Social			2.803.495				2.803.495
TOTAL		57.783.783		1.168.217.436				1.226.001.219

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**563**	**437**		**1.000**	**136.546.876**		**136.546.876**
Alto Nivel y de Dirección	1			1	228.000		228.000
Directivo	38	31		69	12.667.233		12.667.233
Profesional y Técnico	240	149		389	53.756.120		53.756.120
Personal Administrativo	282	255		537	69.369.673		69.369.673
Personal Médico	2	2		4	525.850		525.850
Personal Contratado	**2**	**2**		**4**	**620.248**		**620.248**
Profesional y Técnico	2	2		4	620.248		620.248
TOTAL	**565**	**439**		**1.004**	**137.167.124**		**137.167.124**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**1**	**1**	**2**	**560.699**
Empleados	1	1	2	560.699
Pensionados	**5**	**3**	**8**	**2.242.796**
Empleados	5	3	8	2.242.796
TOTAL	**6**	**4**	**10**	**2.803.495**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	790.209.888
4.02	Materiales, suministros y mercancías	2.145.740.424
4.03	Servicios no personales	651.330.972
4.04	Activos reales	195.875.440
4.07	Transferencias y donaciones	1.190.322.055
4.08	Otros gastos	57.783.783
	TOTAL	**5.031.262.562**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**4.777.603.339**
INGRESOS CORRIENTES ORDINARIOS	4.777.603.339
TRANSFERENCIAS CORRIENTES	4.777.603.339
Transferencias corrientes del sector público	4.777.603.339
Transferencias corrientes internas recibidas del sector público	4.777.603.339
De la República	4.777.603.339
Ministerio del Poder Popular para la Alimentación	4.777.603.339
- Ingresos Ordinarios	4.777.603.339
1.2 GASTOS CORRIENTES	**4.835.387.122**
GASTOS DE CONSUMO	3.645.065.067
Remuneraciones	790.209.888
Sueldos, salarios y otras retribuciones	246.403.784
Beneficios y complementos de sueldos y salarios	199.616.060
Aportes patronales	40.670.332
Prestaciones sociales y otras indemnizaciones	70.441.172
Asistencia socioeconómica	233.078.540
Compra de bienes y servicios	2.626.521.474
Bienes de consumo	2.145.740.424
Servicios no personales	480.781.050
Impuestos indirectos	170.549.922

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Depreciación y amortización	57.783.783
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.190.322.055
Al sector privado	1.065.322.055
Transferencias corrientes al sector privado	2.803.495
Directas a personas	2.803.495
Pensiones y otros beneficios asociados	2.242.796
Jubilaciones y otros beneficios asociados	560.699
Donaciones corrientes al sector privado	1.062.518.560
Donaciones a personas	1.062.518.560
Al sector público	125.000.000
Donaciones corrientes al sector público	125.000.000
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	125.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(57.783.783)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**195.875.440**
Desahorro en cuenta corriente	(57.783.783)
Incremento de la depreciación y amortización acumuladas	57.783.783
TRANSFERENCIAS Y DONACIONES DE CAPITAL	195.875.440
Transferencias y donaciones de capital del sector público	195.875.440
Transferencias de capital recibidas del sector público	195.875.440
De la República	195.875.440
Ministerio del Poder Popular para la Alimentación	195.875.440
- Ingresos Ordinarios	195.875.440
2.2 GASTOS DE CAPITAL	**195.875.440**
INVERSIÓN REAL DIRECTA	195.875.440
Formación bruta de capital fijo	195.375.440
Maquinaria, equipos y otros bienes muebles	195.375.440
Bienes intangibles	500.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0575

Superintendencia Nacional de Gestión Agroalimentaria (SUNAGRO)

SUPERINTENDENCIA NACIONAL DE GESTIÓN AGROALIMENTARIA (SUNAGRO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Superintendencia Nacional de Gestión Agroalimentaria (Sunagro), fue constituida mediante Decreto Nº 1.405 de fecha 18 de noviembre de 2014, según Gaceta Oficial de la República Bolivariana de Venezuela Extraordinario N° 6.150 de la misma fecha, cuyo objeto es establecer y regular el Sistema Nacional Integral Agroalimentario.

La Superintendencia Nacional de Gestión Agroalimentaria, se encargará de crear un módulo automatizado que permita una mayor transparencia de las operaciones que se realicen en la mencionada Institución, del mismo modo, velará por el correcto funcionamiento de los Ingresos Propios e Ingresos Ordinarios destinados a la Institución.

En tal sentido, La Superintendencia Nacional de Gestión Agroalimentaria (Sunagro), tendrá como propósito velar por la correcta administración, distribución y fiscalización de los recursos asignados y recaudados por medio de tasas por emisión de guías, multas, entre otras sanciones que le correspondan en el ejercicio de las actividades dentro del Sistema Nacional Integral Agroalimentario, para ello, implementará un módulo automatizado que controle de forma eficaz y eficiente el correcto funcionamiento.

En el marco de lo establecido en el Código Orgánico Tributario, implementará el cobro de emisión de la Guía Única de movilización, para la cual aplicará sanciones pecuniarias según le corresponda, así como, la recaudación, control y administración de las tasas atribuidas y multas que corresponden al ejercicio de las actividades.

El Presupuesto de La Superintendencia Nacional de Gestión Agroalimentaria (Sunagro), para el Ejercicio Económico Financiero 2016, se orientará primordialmente a la ejecución de los siguientes Proyectos: "Inspecciones a Nivel Nacional de los Silos, Almacenes y Depósitos Agrícolas, Frigoríficos e Industrias Procesadoras de Productos Alimentarios y Actividades Conexas", "Atención Integral al Ciudadano y a la Comunidad"; "Actualización del Sistema Integral de Control Agroalimentario (Sica)" e "Implementar el modelo de gestión para la emisión de Guías de Movilización y cobranzas".

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.096.614.278**
INGRESOS CORRIENTES ORDINARIOS	1.096.614.278
INGRESOS NO TRIBUTARIOS	568.393.500
Tasas	568.393.500
TRANSFERENCIAS CORRIENTES	528.220.778
Transferencias corrientes del sector público	528.220.778
Transferencias corrientes internas recibidas del sector público	528.220.778
De la República	528.220.778
TOTAL RECURSOS	**1.096.614.278**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**770.953.374**
GASTOS DE CONSUMO	770.444.336
Remuneraciones	483.958.982
Sueldos, salarios y otras retribuciones	192.286.171
Beneficios y complementos de sueldos y salarios	133.539.267
Aportes patronales	15.072.569
Prestaciones sociales y otras indemnizaciones	43.060.526
Asistencia socioeconómica	100.000.449
Compra de bienes y servicios	267.780.778
Bienes de consumo	132.796.050
Servicios no personales	134.984.728
Impuestos indirectos	18.704.576
TRANSFERENCIAS Y DONACIONES CORRIENTES	509.038
Al sector privado	509.038
Donaciones corrientes al sector privado	509.038

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
Donaciones a personas	509.038
GASTOS DE CAPITAL	**325.660.904**
INVERSIÓN REAL DIRECTA	325.660.904
Formación bruta de capital fijo	305.420.904
Maquinaria, equipos y otros bienes muebles	305.420.904
Bienes intangibles	20.240.000
TOTAL EGRESOS	**1.096.614.278**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
130276	Supervisión y Control del Sistema Agroalimentario Nacional	Guia	3.120.000			156.000.000		104.000.000				260.000.000
TOTAL						156.000.000		104.000.000				260.000.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	233.958.982		250.000.000				483.958.982
02	Gestión Administrativa	178.434.518		174.220.778				352.655.296
TOTAL		412.393.500		424.220.778				836.614.278

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**13**	**24**	**17**	**54**	**9.109.812**		**9.109.812**
Alto Nivel y de Dirección		1		1	600.000		600.000
Directivo	13	23	17	53	8.509.812		8.509.812
Personal Contratado	**140**	**222**		**362**	**12.192.222**		**12.192.222**
Obrero	140	222		362	12.192.222		12.192.222
TOTAL	153	246	17	416	21.302.034		21.302.034

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	483.958.982
4.02	Materiales, suministros y mercancías	132.796.050
4.03	Servicios no personales	153.689.304
4.04	Activos reales	325.660.904
4.07	Transferencias y donaciones	509.038
	TOTAL	1.096.614.278

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.096.614.278**
INGRESOS CORRIENTES ORDINARIOS	1.096.614.278
INGRESOS NO TRIBUTARIOS	568.393.500
Tasas	568.393.500
TRANSFERENCIAS CORRIENTES	528.220.778
Transferencias corrientes del sector público	528.220.778
Transferencias corrientes internas recibidas del sector público	528.220.778
De la República	528.220.778
Ministerio del Poder Popular para la Alimentación	528.220.778
- Ingresos Ordinarios	528.220.778
1.2 GASTOS CORRIENTES	**770.953.374**
GASTOS DE CONSUMO	770.444.336
Remuneraciones	483.958.982
Sueldos, salarios y otras retribuciones	192.286.171
Beneficios y complementos de sueldos y salarios	133.539.267
Aportes patronales	15.072.569
Prestaciones sociales y otras indemnizaciones	43.060.526
Asistencia socioeconómica	100.000.449
Compra de bienes y servicios	267.780.778
Bienes de consumo	132.796.050
Servicios no personales	134.984.728
Impuestos indirectos	18.704.576
TRANSFERENCIAS Y DONACIONES CORRIENTES	509.038
Al sector privado	509.038
Donaciones corrientes al sector privado	509.038
Donaciones a personas	509.038
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**325.660.904**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**325.660.904**
RECURSOS PROPIOS DE CAPITAL	325.660.904
Ahorro en cuenta corriente	325.660.904

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2.2 GASTOS DE CAPITAL	**325.660.904**
INVERSIÓN REAL DIRECTA	325.660.904
Formación bruta de capital fijo	305.420.904
Maquinaria, equipos y otros bienes muebles	305.420.904
Bienes intangibles	20.240.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

44
Ministerio del Poder Popular para el Turismo

Ministerio del Poder Popular para el Turismo

A0535	Fundación Mundo de los Niños (FUMDANIÑOS)
A0536	Fundación Bosque Macuto
A0545	Fundación la Flor de Venezuela (FUNDAFLOR)
A0653	Corporación para la Zona Libre para el Fomento de la Inversión Turística de la Península de Paraguaná, (CORPOTULIPA)
A0943	Colegio Universitario "Hotel Escuela de los Andes Venezolanos"
A1329	Instituto Nacional de Turismo (INATUR)

A0535

Fundación Mundo de los Niños (FUMDANIÑOS)

FUNDACIÓN MUNDO DE LOS NIÑOS (Fumdaniños)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Mundo de los Niños (Fumdaniños), tendrá como objeto principal contribuir a la formación y a la recreación del niño mediante divulgación del arte, la cultura local y nacional, y los valores fundamentales de la sociedad, posibilitando en las personas el acceso a la recreación, el deporte, el conocimiento y el arte como estrategia que permite estimular un adecuado desarrollo humano, la integración social y el mejoramiento de la calidad de vida. Por otra parte, la fundación dentro del marco de sus políticas económicas, debe garantizar a mediano plazo su auto sustentabilidad económica y operativa a través de la generación de ingresos propios que le permita cubrir sus gastos tanto para el pago de personal así como también garantizar su óptimo funcionamiento.

El presupuesto de egresos para el Ejercicio Económico Financiero 2016, asciende a la cantidad de Bs. 61.511.893, que será financiado con ingresos por la venta de bienes y servicios e ingresos de la propiedad por Bs. 18.903.553, ingresos de capital producto del incremento de la depreciación acumulada por Bs.196.340, y transferencias recibidas del Ministerio del Poder Popular para el Turismo por Bs. 42.412.000.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**60.083.053**
INGRESOS CORRIENTES ORDINARIOS	60.083.053
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	17.383.553
Venta de otros bienes y servicios	17.383.553
INGRESOS DE LA PROPIEDAD	1.520.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	1.520.000
Alquileres	1.520.000
TRANSFERENCIAS CORRIENTES	41.179.500
Transferencias corrientes del sector público	41.179.500
Transferencias corrientes internas recibidas del sector público	41.179.500
De la República	41.179.500
INGRESOS DE CAPITAL	**1.428.840**
RECURSOS PROPIOS DE CAPITAL	196.340
Incremento de la depreciación y amortización acumuladas	196.340
TRANSFERENCIAS Y DONACIONES DE CAPITAL	1.232.500
Transferencias y donaciones de capital del sector público	1.232.500
Transferencias de capital recibidas del sector público	1.232.500
De la República	1.232.500
TOTAL RECURSOS	**61.511.893**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**58.679.393**
GASTOS DE CONSUMO	58.179.393
Remuneraciones	38.189.600
Sueldos, salarios y otras retribuciones	17.570.311
Beneficios y complementos de sueldos y salarios	8.107.460
Aportes patronales	1.983.898
Prestaciones sociales y otras indemnizaciones	3.244.990
Asistencia socioeconómica	7.282.941
Compra de bienes y servicios	18.655.113
Bienes de consumo	15.024.720
Servicios no personales	3.630.393
Impuestos indirectos	1.138.340
Depreciación y amortización	196.340
OTROS GASTOS CORRIENTES	500.000
Otros gastos corrientes	500.000
Bienes y servicios para la venta	500.000
GASTOS DE CAPITAL	**2.832.500**
INVERSIÓN REAL DIRECTA	2.832.500
Formación bruta de capital fijo	2.832.500
Maquinaria, equipos y otros bienes muebles	2.832.500
TOTAL EGRESOS	**61.511.893**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128397	Mantenimiento de las instalaciones del Parque Acuático y Temático Fundación Mundo de los Niños	Mantenimiento	12			18.903.553		12.072.506				30.976.059
TOTAL						**18.903.553**		**12.072.506**				**30.976.059**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			26.257.094				26.257.094
02	Gestión Administrativa	196.340		4.082.400				4.278.740
TOTAL		**196.340**		**30.339.494**				**30.535.834**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**36**	**59**		**95**	**5.977.329**		**5.977.329**
Alto Nivel y de Dirección	1			1	212.931		212.931
Directivo	5	5		10	1.020.282		1.020.282
Profesional y Técnico	4	10		14	1.995.972		1.995.972
Personal Administrativo	16	9		25	1.640.036		1.640.036
Obrero	10	35		45	1.108.108		1.108.108
Personal Contratado	**8**	**7**		**15**	**334.005**		**334.005**
Personal Administrativo	8	7		15	334.005		334.005
TOTAL	**44**	**66**		**110**	**6.311.334**		**6.311.334**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	38.189.600
4.02	Materiales, suministros y mercancías	15.524.720
4.03	Servicios no personales	4.768.733
4.04	Activos reales	2.832.500
4.08	Otros gastos	196.340
	TOTAL	**61.511.893**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**60.083.053**
INGRESOS CORRIENTES ORDINARIOS	60.083.053
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	17.383.553
Venta de otros bienes y servicios	17.383.553
INGRESOS DE LA PROPIEDAD	1.520.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	1.520.000
Alquileres	1.520.000
TRANSFERENCIAS CORRIENTES	41.179.500
Transferencias corrientes del sector público	41.179.500
Transferencias corrientes internas recibidas del sector público	41.179.500
De la República	41.179.500
Ministerio del Poder Popular para el Turismo	41.179.500
-Ingresos Ordinarios	41.179.500
1.2 GASTOS CORRIENTES	**58.679.393**
GASTOS DE CONSUMO	58.179.393
Remuneraciones	38.189.600
Sueldos, salarios y otras retribuciones	17.570.311
Beneficios y complementos de sueldos y salarios	8.107.460
Aportes patronales	1.983.898
Prestaciones sociales y otras indemnizaciones	3.244.990
Asistencia socioeconómica	7.282.941
Compra de bienes y servicios	18.655.113
Bienes de consumo	15.024.720
Servicios no personales	3.630.393
Impuestos indirectos	1.138.340
Depreciación y amortización	196.340
OTROS GASTOS CORRIENTES	500.000
Otros gastos corrientes	500.000
Bienes y servicios para la venta	500.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**1.403.660**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.832.500**
RECURSOS PROPIOS DE CAPITAL	1.600.000
Ahorro en cuenta corriente	1.403.660

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Incremento de la depreciación y amortización acumuladas	196.340
TRANSFERENCIAS Y DONACIONES DE CAPITAL	1.232.500
Transferencias y donaciones de capital del sector público	1.232.500
Transferencias de capital recibidas del sector público	1.232.500
De la República	1.232.500
2.2 GASTOS DE CAPITAL	**2.832.500**
INVERSIÓN REAL DIRECTA	2.832.500
Formación bruta de capital fijo	2.832.500
Maquinaria, equipos y otros bienes muebles	2.832.500
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0536

Fundación Bosque Macuto

FUNDACIÓN BOSQUE MACUTO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Bosque Macuto, es un ente adscrito al Ministerio del Poder Popular para el Turismo, cuyo objetivo principal es la captación y prestación de servicios de recreación, disfrute y esparcimiento ambiental en las áreas del parque, que contempla un espacio ecológico para el disfrute turístico en el ámbito internacional y nacional a través de la presentación de atractivos ambientales, deportivos, recreativos y culturales, para contribuir con el esparcimiento, recreación y educación ambiental a instituciones educativas, tanto públicas como privadas, entes gubernamentales, consejos comunales y público en general.

En tal sentido, el presupuesto de egresos para el Ejercicio Económico Financiero 2016 asciende a Bs. 59.153.670, los cuales serán financiados con ingresos por las ventas de bienes y servicios y alquileres de los espacios en las instalaciones del parque por Bs. 9.494.410, ingresos de capital producto del incremento de la depreciación acumulada por Bs. 59.260 y transferencias recibidas del Ministerio del Poder Popular para el Turismo por Bs. 49.600.000.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	58.177.363
INGRESOS CORRIENTES ORDINARIOS	58.177.363
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	9.392.410
Venta de otros bienes y servicios	9.392.410
INGRESOS DE LA PROPIEDAD	102.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	102.000
Alquileres	102.000
TRANSFERENCIAS CORRIENTES	48.682.953
Transferencias corrientes del sector público	48.682.953
Transferencias corrientes internas recibidas del sector público	48.682.953
De la República	48.682.953
INGRESOS DE CAPITAL	976.307
RECURSOS PROPIOS DE CAPITAL	59.260
Incremento de la depreciación y amortización acumuladas	59.260
TRANSFERENCIAS Y DONACIONES DE CAPITAL	917.047
Transferencias y donaciones de capital del sector público	917.047
Transferencias de capital recibidas del sector público	917.047
De la República	917.047
TOTAL RECURSOS	59.153.670

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**57.053.205**
GASTOS DE CONSUMO	56.993.205
Remuneraciones	46.280.000
Sueldos, salarios y otras retribuciones	18.722.831
Beneficios y complementos de sueldos y salarios	6.208.643
Aportes patronales	1.377.413
Prestaciones sociales y otras indemnizaciones	8.028.096
Asistencia socioeconómica	11.943.017
Compra de bienes y servicios	9.538.666
Bienes de consumo	6.185.517
Servicios no personales	3.353.149
Impuestos indirectos	1.115.279
Depreciación y amortización	59.260
OTROS GASTOS CORRIENTES	60.000
Otros gastos corrientes	60.000
Bienes y servicios para la venta	60.000
GASTOS DE CAPITAL	**2.100.465**
INVERSIÓN REAL DIRECTA	2.100.465
Formación bruta de capital fijo	2.100.465
Maquinaria, equipos y otros bienes muebles	2.100.465
TOTAL EGRESOS	**59.153.670**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
128425	Mantenimiento, preservación y conservación del Parque Temático Bosque Macuto.	Mantenimiento	24			9.494.410						9.494.410
	TOTAL					9.494.410						9.494.410

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			46.280.000				46.280.000
02	Gestión Administrativa	59.260		3.320.000				3.379.260
	TOTAL	59.260		49.600.000				49.659.260

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**27**	**58**		**85**	**5.402.983**	**1.250.944**	**6.653.927**
Directivo	7	8		15	1.082.803	420.701	1.503.504
Profesional y Técnico	4	5		9	895.670	267.822	1.163.492
Personal Administrativo	6	5		11	826.922	295.450	1.122.372
Obrero	10	40		50	2.597.588	266.971	2.864.559
Personal Contratado	**8**			**8**	**415.613**		**415.613**
Personal Administrativo	8			8	415.613		415.613
TOTAL	**35**	**58**		**93**	**5.818.596**	**1.250.944**	**7.069.540**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	46.280.000
4.02	Materiales, suministros y mercancías	6.245.517
4.03	Servicios no personales	4.468.428
4.04	Activos reales	2.100.465
4.08	Otros gastos	59.260
	TOTAL	59.153.670

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**58.177.363**
INGRESOS CORRIENTES ORDINARIOS	58.177.363
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	9.392.410
Venta de otros bienes y servicios	9.392.410
INGRESOS DE LA PROPIEDAD	102.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	102.000
Alquileres	102.000
TRANSFERENCIAS CORRIENTES	48.682.953
Transferencias corrientes del sector público	48.682.953
Transferencias corrientes internas recibidas del sector público	48.682.953
De la República	48.682.953
Ministerio del Poder Popular para el Turismo	48.682.953
-Ingresos Ordinarios	48.682.953
1.2 GASTOS CORRIENTES	**57.053.205**
GASTOS DE CONSUMO	56.993.205
Remuneraciones	46.280.000
Sueldos, salarios y otras retribuciones	18.722.831
Beneficios y complementos de sueldos y salarios	6.208.643
Aportes patronales	1.377.413
Prestaciones sociales y otras indemnizaciones	8.028.096
Asistencia socioeconómica	11.943.017
Compra de bienes y servicios	9.538.666
Bienes de consumo	6.185.517
Servicios no personales	3.353.149
Impuestos indirectos	1.115.279
Depreciación y amortización	59.260
OTROS GASTOS CORRIENTES	60.000
Otros gastos corrientes	60.000
Bienes y servicios para la venta	60.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**1.124.158**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.100.465**
RECURSOS PROPIOS DE CAPITAL	1.183.418
Ahorro en cuenta corriente	1.124.158

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Incremento de la depreciación y amortización acumuladas	59.260
TRANSFERENCIAS Y DONACIONES DE CAPITAL	917.047
Transferencias y donaciones de capital del sector público	917.047
Transferencias de capital recibidas del sector público	917.047
De la República	917.047
Ministerio del Poder Popular para el Turismo	917.047
-Ingresos Ordinarios	917.047
2.2 GASTOS DE CAPITAL	**2.100.465**
INVERSIÓN REAL DIRECTA	2.100.465
Formación bruta de capital fijo	2.100.465
Maquinaria, equipos y otros bienes muebles	2.100.465
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0545

Fundación la Flor de Venezuela (FUNDAFLOR)

FUNDACIÓN LA FLOR DE VENEZUELA (Fundaflor)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación la Flor de Venezuela (Fundaflor), es un ente adscrito al Ministerio del Poder Popular para el Turismo, cuyo objetivo principal es la custodia, protección y administración del monumento nacional "La Flor de Venezuela", que contempla la potestad de celebrar todo tipo de contratos y convenios con instituciones públicas y privadas, nacionales o internacionales, a los fines de ampliar sus actividades o su patrimonio, así como, ejecutar proyectos sociales y de apoyo en estudios científicos y tecnológicos.

En tal sentido, Fundaflor tiene previsto ejecutar el Proyecto "Mantenimiento de instalaciones del Monumento Flor de Venezuela", a los fines de continuar con las instalaciones adecuadas para el disfrute turístico de los visitantes a través de la presentación de atractivos culturales, deportivos, recreativos y educativos presentes en el Monumento, para contribuir con el esparcimiento, recreación y educación ambiental.

El presupuesto de egresos para el Ejercicio Económico Financiero 2016 asciende a la cantidad de Bs. 15.935.400, el cual será financiado con ingresos por las ventas de bienes y servicios y alquileres de los espacios de las instalaciones de la fundación por Bs. 1.200.000, ingresos de capital producto del incremento de la depreciación acumulada por Bs. 35.400 y transferencias recibidas del Ministerio del Poder Popular para el Turismo por Bs. 14.700.000.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**15.546.000**
INGRESOS CORRIENTES ORDINARIOS	15.546.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	271.800
Venta de otros bienes y servicios	271.800
INGRESOS DE LA PROPIEDAD	928.200
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	928.200
Alquileres	928.200
TRANSFERENCIAS CORRIENTES	14.346.000
Transferencias corrientes del sector público	14.346.000
Transferencias corrientes internas recibidas del sector público	14.346.000
De la República	14.346.000
INGRESOS DE CAPITAL	**389.400**
RECURSOS PROPIOS DE CAPITAL	35.400
Incremento de la depreciación y amortización acumuladas	35.400
TRANSFERENCIAS Y DONACIONES DE CAPITAL	354.000
Transferencias y donaciones de capital del sector público	354.000
Transferencias de capital recibidas del sector público	354.000
De la República	354.000
TOTAL RECURSOS	**15.935.400**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**15.281.400**
GASTOS DE CONSUMO	15.281.400
Remuneraciones	13.230.000
Sueldos, salarios y otras retribuciones	8.585.556
Beneficios y complementos de sueldos y salarios	2.159.845
Aportes patronales	290.752
Prestaciones sociales y otras indemnizaciones	1.324.906
Asistencia socioeconómica	868.941
Compra de bienes y servicios	1.690.900
Bienes de consumo	880.000
Servicios no personales	810.900
Impuestos indirectos	325.100
Depreciación y amortización	35.400
GASTOS DE CAPITAL	**654.000**
INVERSIÓN REAL DIRECTA	654.000
Formación bruta de capital fijo	654.000
Maquinaria, equipos y otros bienes muebles	654.000
TOTAL EGRESOS	**15.935.400**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128510	Mantenimiento de instalaciones del Monumento Flor de Venezuela	Mantenimiento	12			1.200.000		4.074.493				5.274.493
TOTAL						1.200.000		4.074.493				5.274.493

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			9.185.507				9.185.507
02	Gestión Administrativa	35.400		1.440.000				1.475.400
TOTAL		35.400		10.625.507				10.660.907

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	17	21		38	6.447.810		6.447.810
Alto Nivel y de Dirección	1			1	2.081.984		2.081.984
Personal Administrativo	13	9		22	3.315.802		3.315.802
Obrero	3	12		15	1.050.024		1.050.024
Personal Contratado	2			2	518.000		518.000
Profesional y Técnico	1			1	518.000		518.000
Obrero	1			1			
TOTAL	19	21		40	6.965.810		6.965.810

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	13.230.000
4.02	Materiales, suministros y mercancías	880.000
4.03	Servicios no personales	1.136.000
4.04	Activos reales	654.000
4.08	Otros gastos	35.400
	TOTAL	15.935.400

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**15.546.000**
INGRESOS CORRIENTES ORDINARIOS	15.546.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	271.800
Venta de otros bienes y servicios	271.800
INGRESOS DE LA PROPIEDAD	928.200
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	928.200
Alquileres	928.200
TRANSFERENCIAS CORRIENTES	14.346.000
Transferencias corrientes del sector público	14.346.000
Transferencias corrientes internas recibidas del sector público	14.346.000
De la República	14.346.000
Ministerio del Poder Popular para el Turismo	14.346.000
-Ingresos Ordinarios	14.346.000
1.2 GASTOS CORRIENTES	**15.281.400**
GASTOS DE CONSUMO	15.281.400
Remuneraciones	13.230.000
Sueldos, salarios y otras retribuciones	8.585.556
Beneficios y complementos de sueldos y salarios	2.159.845
Aportes patronales	290.752
Prestaciones sociales y otras indemnizaciones	1.324.906
Asistencia socioeconómica	868.941
Compra de bienes y servicios	1.690.900
Bienes de consumo	880.000
Servicios no personales	810.900
Impuestos indirectos	325.100
Depreciación y amortización	35.400
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**264.600**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**654.000**
RECURSOS PROPIOS DE CAPITAL	300.000
Ahorro en cuenta corriente	264.600
Incremento de la depreciación y amortización acumuladas	35.400
TRANSFERENCIAS Y DONACIONES DE CAPITAL	354.000
Transferencias y donaciones de capital del sector público	354.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Transferencias de capital recibidas del sector público	354.000
De la República	354.000
Ministerio del Poder Popular para el Turismo	354.000
-Ingresos Ordinarios	354.000
2.2 GASTOS DE CAPITAL	654.000
INVERSIÓN REAL DIRECTA	654.000
Formación bruta de capital fijo	654.000
Maquinaria, equipos y otros bienes muebles	654.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0653

Corporación para la Zona Libre para el Fomento de la Inversión Turística de la Península de Paraguaná, (CORPOTULIPA)

CORPORACIÓN PARA LA ZONA LIBRE PARA EL FOMENTO DE LA INVERSIÓN TURÍSTICA DE LA PENÍNSULA DE PARAGUANÁ, (Corpotulipa)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Corporación para la Zona Libre para el Fomento de la Inversión Turística de la Península de Paraguaná,(Corpotulipa), en su activo rol de impulsar el desarrollo en la Península de Paraguaná a través del fomento de inversiones en el área turística, comercial y de la implementación de proyectos de carácter social, ha contribuido en la dinamización socio-económica de la región, incorporado a las comunidades más vulnerables y activando el aparato productivo local, con el concurso de los actores claves que hacen vida en la Península Paraguaná, hoy se presenta como uno de los destinos más visitados del país, representado por sus numerosos atractivos y su oferta de servicios turísticos.

La Zona Libre de Paraguaná bajo la visión del nuevo modelo económico productivo que propugna las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013–2019" legado de nuestro comandante supremo Hugo Rafael Chávez Frías y ratificado por nuestro presidente Nicolás Maduro, pretende encaminar a la Península de Paraguaná hacia una potencia social-económica, desarrollando de manera óptima sus recursos y potencialidades, con el firme propósito de alcanzar la suprema felicidad social de nuestra población

Para el logro de tan importante tarea, vinculada a las políticas nacionales de impulso del turismo popular y del fortalecimiento del tejido productivo, Corpotulipa, ha adaptado sus procesos y servicios en función de las necesidades presentes en la zona, lo que ha implicado a lo interno de la institución el crecimiento progresivo de su talento humano altamente comprometido con la visión institucional y por ende con el desarrollo de la región y del país.

Tal y como lo establece el artículo 06 de la Ley de Creación y de régimen de la Zona Libre para el fomento de la Inversión Turística, en la Península de Paraguaná, Estado Falcón, la corporación tendrá un patrimonio conformado por los aportes del ejecutivo Nacional a través del Ministerio del Poder Popular para el Turismo (Mintur), de los municipios que componen a la península de Paraguaná, por los ingresos que se obtengan de las tarifas derivadas de la prestación de sus servicios y aportes que hagan organismos económicos y empresariales de la zona, Una vez obtenida esta información de recursos estimados por cada rubro, la corporación a través de cada una de las gerencias elaboró el Plan Operativo Anual Institucional, basados en los parámetros económicos que se estiman estarán vigentes para el Ejercicio Económico Financiero 2016.

El presupuesto de egresos para el Ejercicio Económico Financiero 2016 asciende a Bs. 45.152.300, que será financiado con ingresos por la venta de bienes y servicios de la administración pública, ingresos de la propiedad y otros ingresos ordinarios por Bs. 33.630.800, ingresos de capital producto del incremento de la depreciación y amortización acumuladas por Bs. 541.500, fuentes financieras provenientes de disponibilidades en bancos Bs. 2.000.000, y transferencias recibidas por Bs. 8.980.000, el cual Bs. 8.900.000 provienen del Ministerio del Poder Popular para el Turismo y Bs. 80.000 del Poder Municipal.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**42.610.800**
INGRESOS CORRIENTES ORDINARIOS	42.610.800
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	33.602.600
Venta de otros bienes y servicios	33.602.600
INGRESOS DE LA PROPIEDAD	28.000
Intereses	28.000
Intereses internos	28.000
Intereses por titulos-valores	25.000
Intereses por depósitos	3.000
TRANSFERENCIAS CORRIENTES	8.980.000
Transferencias corrientes del sector público	8.980.000
Transferencias corrientes internas recibidas del sector público	8.980.000
De la República	8.900.000
Del Poder Municipal	80.000
OTROS INGRESOS	200
Otros ingresos ordinarios	200
INGRESOS DE CAPITAL	**541.500**
RECURSOS PROPIOS DE CAPITAL	541.500
Incremento de la depreciación y amortización acumuladas	541.500
FUENTES FINANCIERAS	**2.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.000.000
Disminución de otros activos financieros	2.000.000
Disminución de disponibilidades	2.000.000
Disminución de bancos	2.000.000
TOTAL RECURSOS	**45.152.300**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**43.315.443**
GASTOS DE CONSUMO	43.079.887
Remuneraciones	27.257.881
Sueldos, salarios y otras retribuciones	11.653.997
Beneficios y complementos de sueldos y salarios	8.566.504
Aportes patronales	2.194.580
Prestaciones sociales y otras indemnizaciones	1.817.505
Asistencia socioeconómica	2.942.795
Otros gastos de personal	82.500
Compra de bienes y servicios	13.914.063
Bienes de consumo	6.053.483
Servicios no personales	7.860.580
Impuestos indirectos	1.366.443
Depreciación y amortización	541.500
TRANSFERENCIAS Y DONACIONES CORRIENTES	235.556
Al sector privado	215.556
Transferencias corrientes al sector privado	155.556
Directas a personas	155.556
Pensiones y otros beneficios asociados	155.556
Donaciones corrientes al sector privado	60.000
Donaciones a personas	20.000
Donaciones a instituciones sin fines de lucro	40.000
Al sector público	20.000
Donaciones corrientes al sector público	20.000
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	20.000
GASTOS DE CAPITAL	**1.836.857**
INVERSIÓN REAL DIRECTA	1.836.857
Formación bruta de capital fijo	1.816.857
Maquinaria, equipos y otros bienes muebles	924.000
Construcciones de bienes de dominio privado	892.857
Bienes intangibles	20.000
TOTAL EGRESOS	**45.152.300**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	16.792.881		8.900.000			1.700.000	27.392.881
02	Gestión Administrativa	17.223.863				80.000	300.000	17.603.863
03	Previsión y Protección Social	155.556						155.556
	TOTAL	34.172.300		8.900.000		80.000	2.000.000	45.152.300

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	26	13		39	5.065.542	1.172.228	6.237.770
Alto Nivel y de Dirección		1		1	22.212		22.212
Profesional y Técnico	21	6		27	3.427.306	726.217	4.153.523
Personal Administrativo	3			3	761.624	161.383	923.007
Obrero	2	6		8	854.400	284.628	1.139.028
Personal Contratado	16	16		32	1.647.611		1.647.611
Profesional y Técnico	15	15		30	1.558.550		1.558.550
Personal Administrativo	1	1		2	89.061		89.061
TOTAL	42	29		71	6.713.153	1.172.228	7.885.381

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	1		1	155.556
Empleados	1		1	155.556
TOTAL	1		1	155.556

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	27.257.881
4.02	Materiales, suministros y mercancías	6.053.483
4.03	Servicios no personales	9.227.023
4.04	Activos reales	1.836.857
4.07	Transferencias y donaciones	235.556
4.08	Otros gastos	541.500
	TOTAL	45.152.300

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	42.610.800
INGRESOS CORRIENTES ORDINARIOS	42.610.800
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	33.602.600
Venta de otros bienes y servicios	33.602.600
INGRESOS DE LA PROPIEDAD	28.000
Intereses	28.000
Intereses internos	28.000
Intereses por títulos-valores	25.000
Intereses por depósitos	3.000
TRANSFERENCIAS CORRIENTES	8.980.000
Transferencias corrientes del sector público	8.980.000
Transferencias corrientes internas recibidas del sector público	8.980.000
De la República	8.900.000
Ministerio del Poder Popular para el Turismo	8.900.000
-Ingresos Ordinarios	8.900.000
Del Poder Municipal	80.000
OTROS INGRESOS	200
Otros ingresos ordinarios	200
1.2 GASTOS CORRIENTES	43.315.443
GASTOS DE CONSUMO	43.079.887
Remuneraciones	27.257.881
Sueldos, salarios y otras retribuciones	11.653.997
Beneficios y complementos de sueldos y salarios	8.566.504
Aportes patronales	2.194.580
Prestaciones sociales y otras indemnizaciones	1.817.505
Asistencia socioeconómica	2.942.795
Otros gastos de personal	82.500
Compra de bienes y servicios	13.914.063
Bienes de consumo	6.053.483
Servicios no personales	7.860.580
Impuestos indirectos	1.366.443
Depreciación y amortización	541.500
TRANSFERENCIAS Y DONACIONES CORRIENTES	235.556

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Al sector privado	215.556
Transferencias corrientes al sector privado	155.556
Directas a personas	155.556
Pensiones y otros beneficios asociados	155.556
Donaciones corrientes al sector privado	60.000
Donaciones a personas	20.000
Donaciones a instituciones sin fines de lucro	40.000
Al sector público	20.000
Donaciones corrientes al sector público	20.000
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	20.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(704.643)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(163.143)**
RECURSOS PROPIOS DE CAPITAL	(163.143)
Desahorro en cuenta corriente	(704.643)
Incremento de la depreciación y amortización acumuladas	541.500
2.2 GASTOS DE CAPITAL	**1.836.857**
INVERSIÓN REAL DIRECTA	1.836.857
Formación bruta de capital fijo	1.816.857
Maquinaria, equipos y otros bienes muebles	924.000
Construcciones de bienes de dominio privado	892.857
Bienes intangibles	20.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(2.000.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**2.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.000.000
Disminución de otros activos financieros	2.000.000
Disminución de disponibilidades	2.000.000
Disminución de bancos	2.000.000
3.2 APLICACIONES FINANCIERAS	**2.000.000**
DÉFICIT FINANCIERO	2.000.000

A0943

Colegio Universitario "Hotel Escuela de los Andes Venezolanos"

COLEGIO UNIVERSITARIO "HOTEL ESCUELA DE LOS ANDES VENEZOLANOS"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Colegio Universitario "Hotel Escuela de Los Andes Venezolanos", es un ente adscrito al Ministerio del Poder Popular para el Turismo, cuyo objetivo principal es formar profesionales integrales y socialmente responsables en las área de hotelería y servicios que satisfagan la demanda en beneficio de las empresas turísticas del Estado, así como capacitar y certificar por oficios para la actividad hotelera, bajo la filosofía del APRENDER – HACIENDO. Su sistema educativo está orientado al Modelo Productivo Socialista, como finalidad en la atención de la demanda de estudios de técnicos superiores universitarios y licenciados en turismo en las menciones de alojamiento, gastronomía, guiatura de turismo y gestión turística, a través del Programa Nacional de Formación en Turismo, como una propuesta curricular cuya misión es formar, actualizar, perfeccionar y capacitar a profesionales capaces de satisfacer las demandas locales y regionales en el área turística.

El presupuesto de egresos para el Ejercicio Económico Financiero 2016, asciende a la cantidad de Bs. 71.008.210, que será financiado con ingresos por la venta de bienes y servicios por Bs. 20.000.000, ingresos de capital producto del incremento de la depreciación y amortización acumuladas por Bs. 12.500 y transferencias recibidas por Bs. 50.995.710, de los cuales Bs. 40.000.000 provienen del Ministerio del Poder Popular para el Turismo, Bs. 2.545.710 del Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología y Bs. 8.450.000 del Instituto Nacional de Turismo (Inatur).

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**70.995.710**
INGRESOS CORRIENTES ORDINARIOS	70.995.710
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	20.000.000
Venta de otros bienes y servicios	20.000.000
TRANSFERENCIAS CORRIENTES	50.995.710
Transferencias corrientes del sector público	50.995.710
Transferencias corrientes internas recibidas del sector público	50.995.710
De la República	42.545.710
De los entes descentralizados sin fines empresariales	8.450.000
INGRESOS DE CAPITAL	**12.500**
RECURSOS PROPIOS DE CAPITAL	12.500
Incremento de la depreciación y amortización acumuladas	12.500
TOTAL RECURSOS	**71.008.210**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**70.708.210**
GASTOS DE CONSUMO	67.949.410
Remuneraciones	40.146.435
Sueldos, salarios y otras retribuciones	13.605.569
Beneficios y complementos de sueldos y salarios	10.570.795
Aportes patronales	3.249.625
Prestaciones sociales y otras indemnizaciones	4.131.580
Asistencia socioeconómica	8.588.866
Compra de bienes y servicios	24.608.523
Bienes de consumo	19.925.000
Servicios no personales	4.683.523
Impuestos indirectos	3.181.952
Depreciación y amortización	12.500
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.758.800
Al sector privado	2.758.800
Transferencias corrientes al sector privado	2.758.800
Directas a personas	2.758.800
Otras transferencias directas a personas	2.758.800
GASTOS DE CAPITAL	**300.000**
INVERSIÓN REAL DIRECTA	300.000
Formación bruta de capital fijo	300.000
Maquinaria, equipos y otros bienes muebles	300.000
TOTAL EGRESOS	**71.008.210**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
128305	Formación universitaria de talento humano para el sector turismo.	Estudiante	3.000			13.978.676		29.602.348	447.279			44.028.303
TOTAL						13.978.676		29.602.348	447.279			44.028.303

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			11.441.862	7.802.721			19.244.583
02	Gestión Administrativa	6.033.824		1.501.500	200.000			7.735.324
TOTAL		6.033.824		12.943.362	8.002.721			26.979.907

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**67**	**47**		**114**	**13.117.236**		**13.117.236**
Alto Nivel y de Dirección	1			1	257.684		257.684
Profesional y Técnico	13	15		28	3.440.163		3.440.163
Personal Administrativo	5	3		8	1.146.721		1.146.721
Personal Docente	41	19		60	6.880.327		6.880.327
Obrero	7	10		17	1.392.341		1.392.341
Personal Contratado	**5**			**5**	**408.333**		**408.333**
Personal Docente	5			5	408.333		408.333
TOTAL	72	47		119	13.525.569		13.525.569

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	40.146.435
4.02	Materiales, suministros y mercancías	19.925.000
4.03	Servicios no personales	7.865.475
4.04	Activos reales	300.000
4.07	Transferencias y donaciones	2.758.800
4.08	Otros gastos	12.500
	TOTAL	71.008.210

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**70.995.710**
INGRESOS CORRIENTES ORDINARIOS	70.995.710
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	20.000.000
Venta de otros bienes y servicios	20.000.000
TRANSFERENCIAS CORRIENTES	50.995.710
Transferencias corrientes del sector público	50.995.710
Transferencias corrientes internas recibidas del sector público	50.995.710
De la República	42.545.710
Ministerio del Poder Popular para el Turismo	40.000.000
-Ingresos Ordinarios	40.000.000
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	2.545.710
-Ingresos Ordinarios	2.545.710
De los entes descentralizados sin fines empresariales	8.450.000
1.2 GASTOS CORRIENTES	**70.708.210**
GASTOS DE CONSUMO	67.949.410
Remuneraciones	40.146.435
Sueldos, salarios y otras retribuciones	13.605.569
Beneficios y complementos de sueldos y salarios	10.570.795
Aportes patronales	3.249.625
Prestaciones sociales y otras indemnizaciones	4.131.580
Asistencia socioeconómica	8.588.866
Compra de bienes y servicios	24.608.523
Bienes de consumo	19.925.000
Servicios no personales	4.683.523
Impuestos indirectos	3.181.952
Depreciación y amortización	12.500
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.758.800
Al sector privado	2.758.800
Transferencias corrientes al sector privado	2.758.800
Directas a personas	2.758.800
Otras transferencias directas a personas	2.758.800
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**287.500**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**300.000**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
RECURSOS PROPIOS DE CAPITAL	300.000
Ahorro en cuenta corriente	287.500
Incremento de la depreciación y amortización acumuladas	12.500
2.2 GASTOS DE CAPITAL	**300.000**
INVERSIÓN REAL DIRECTA	300.000
Formación bruta de capital fijo	300.000
Maquinaria, equipos y otros bienes muebles	300.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A1329

Instituto Nacional de Turismo (INATUR)

INSTITUTO NACIONAL DE TURISMO (Inatur)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Nacional de Turismo (Inatur), es un ente adscrito al Ministerio del Poder Popular para el Turismo, cuyo objeto principal es la capacitación y formación de las ciudadanas y ciudadanos para el desarrollo del turismo, atendiendo especialmente aquellas actividades educativas que procuren el desarrollo y fortalecimiento de las comunidades organizadas, consejos comunales y demás formas de participación popular, así como la promoción nacional e internacional de la República Bolivariana de Venezuela como destino turístico.

En tal sentido, conforme a las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019, formula su presupuesto centrado en el desarrollo de potencialidades en materia turística que contribuyan al logro del posicionamiento de la República Bolivariana de Venezuela como producto turístico altamente competitivo, y así convertirlo en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, todo esto apoyado por una óptima gestión de recaudación y utilización de los recursos, de manera integrada y coordinada con todos los actores vinculados al Sector Turismo.

El presupuesto de egresos para el Ejercicio Económico Financiero 2016 asciende a Bs. 2.247.070.083, que será financiado con ingresos corrientes, derivados de la recaudación por concepto de la contribución especial del 1% fijado en la Ley Orgánica de Turismo por Bs. 2.183.887.898, ingresos de capital producto del incremento de la depreciación y amortización acumuladas por Bs. 13.791.693 y fuentes financieras provenientes de disponibilidades en bancos por Bs. 49.390.492.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**2.183.887.898**
INGRESOS CORRIENTES ORDINARIOS	2.183.887.898
INGRESOS NO TRIBUTARIOS	2.183.887.898
Ingresos por contribuciones especiales	2.183.887.898
INGRESOS DE CAPITAL	**13.791.693**
RECURSOS PROPIOS DE CAPITAL	13.791.693
Incremento de la depreciación y amortización acumuladas	13.791.693
FUENTES FINANCIERAS	**49.390.492**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	49.390.492
Disminución de otros activos financieros	49.390.492
Disminución de disponibilidades	49.390.492
Disminución de bancos	49.390.492
TOTAL RECURSOS	**2.247.070.083**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**2.112.733.083**
GASTOS DE CONSUMO	2.085.720.587
Remuneraciones	845.129.043
Sueldos, salarios y otras retribuciones	290.506.684
Beneficios y complementos de sueldos y salarios	193.735.770
Aportes patronales	26.377.247
Prestaciones sociales y otras indemnizaciones	71.685.255
Asistencia socioeconómica	220.707.087
Otros gastos de personal	42.117.000
Compra de bienes y servicios	1.074.532.877
Bienes de consumo	179.687.774
Servicios no personales	894.845.103
Impuestos indirectos	152.266.974
Depreciación y amortización	13.791.693
TRANSFERENCIAS Y DONACIONES CORRIENTES	27.012.496
Al sector privado	4.412.496
Transferencias corrientes al sector privado	3.692.496
Directas a personas	3.692.496
Pensiones y otros beneficios asociados	1.848.248
Jubilaciones y otros beneficios asociados	1.844.248
Donaciones corrientes al sector privado	720.000
Donaciones a personas	600.000
Donaciones a instituciones sin fines de lucro	120.000
Al sector público	8.450.000
Transferencias corrientes al sector público	8.450.000
A los entes descentralizados sin fines empresariales para sus gastos	8.450.000
Al sector externo	14.150.000
Transferencias corrientes al exterior	14.150.000
A instituciones sin fines de lucro	14.150.000
GASTOS DE CAPITAL	**127.687.000**
INVERSIÓN REAL DIRECTA	127.687.000
Formación bruta de capital fijo	127.567.000
Maquinaria, equipos y otros bienes muebles	61.967.000
Construcciones de bienes de dominio privado	2.000.000
Construcciones de bienes de dominio público	63.600.000

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
Bienes intangibles	120.000
APLICACIONES FINANCIERAS	**6.650.000**
DISMINUCIÓN DE PASIVOS	6.650.000
Disminución de cuentas y efectos por pagar	6.650.000
Disminución de cuentas y efectos por pagar a corto plazo	6.050.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	250.000
Disminución de aportes patronales y retenciones laborales por pagar	400.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	300.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	100.000
Disminución cuentas por pagar a proveedores a corto plazo	3.600.000
Disminución cuentas por pagar a contratistas a corto plazo	1.800.000
Disminución de otras cuentas y efectos por pagar	600.000
Disminución de otras cuentas por pagar a corto plazo	600.000
TOTAL EGRESOS	**2.247.070.083**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
128495	Plan Nacional de Capacitación, Formación y Sensibilización hacia la consolidación de Venezuela como potencia turística, con impulso en el Eje 2, Falcón, Lara y Zulia.	Participante	297.296	148.648	148.648	138.589.195						138.589.195
128503	Plan de Mercadeo Turístico de Venezuela con impulso al Eje 2, Falcón, Lara y Zulia.	Persona	2.500.000			573.163.907						573.163.907
128511	Construcción, rehabilitación y restauración de la infraestructura turística pública a nivel nacional, con impulso al Eje 2, Falcón, Lara y Zulia.	Obra	10			150.000.000						150.000.000
128513	Feria Internacional de Turismo de Venezuela con impulso al Eje 2, Falcón, Lara y Zulia. "FitVen2016"	Intercambio	700			104.727.568						104.727.568
TOTAL						**966.480.670**						**966.480.670**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	714.790.204						714.790.204
02	Gestión Administrativa	512.716.221					49.390.492	562.106.713
03	Previsión y Protección Social	3.692.496						3.692.496
	TOTAL	1.231.198.921					49.390.492	1.280.589.413

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**54**	**36**	**40**	**130**	**15.858.793**	**35.023.826**	**50.882.619**
Alto Nivel y de Dirección	9	4		13	2.363.400		2.363.400
Profesional y Técnico	20	5	35	60	5.263.945	26.101.160	31.365.105
Personal Administrativo	7		5	12	1.078.158	5.346.021	6.424.179
Obrero	18	27		45	7.153.290	3.576.645	10.729.935
Personal Contratado	**324**	**232**		**556**	**96.118.434**		**96.118.434**
Profesional y Técnico	238	188		426	74.972.378		74.972.378
Personal Administrativo	86	44		130	21.146.056		21.146.056
TOTAL	**378**	**268**	**40**	**686**	**111.977.227**	**35.023.826**	**147.001.053**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**2**	**1**	**3**	**1.844.248**
Empleados	2		2	1.229.499
Obreros		1	1	614.749
Pensionados	**2**	**1**	**3**	**1.848.248**
Empleados	2		2	1.232.166
Obreros		1	1	616.082
TOTAL	**4**	**2**	**6**	**3.692.496**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	845.129.043
4.02	Materiales, suministros y mercancías	179.687.774
4.03	Servicios no personales	1.047.112.077
4.04	Activos reales	127.687.000
4.07	Transferencias y donaciones	27.012.496
4.08	Otros gastos	13.791.693
4.11	Disminución de pasivos	6.650.000
	TOTAL	2.247.070.083

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.183.887.898**
INGRESOS CORRIENTES ORDINARIOS	2.183.887.898
INGRESOS NO TRIBUTARIOS	2.183.887.898
Ingresos por contribuciones especiales	2.183.887.898
1.2 GASTOS CORRIENTES	**2.112.733.083**
GASTOS DE CONSUMO	2.085.720.587
Remuneraciones	845.129.043
Sueldos, salarios y otras retribuciones	290.506.684
Beneficios y complementos de sueldos y salarios	193.735.770
Aportes patronales	26.377.247
Prestaciones sociales y otras indemnizaciones	71.685.255
Asistencia socioeconómica	220.707.087
Otros gastos de personal	42.117.000
Compra de bienes y servicios	1.074.532.877
Bienes de consumo	179.687.774
Servicios no personales	894.845.103
Impuestos indirectos	152.266.974
Depreciación y amortización	13.791.693
TRANSFERENCIAS Y DONACIONES CORRIENTES	27.012.496
Al sector privado	4.412.496
Transferencias corrientes al sector privado	3.692.496
Directas a personas	3.692.496
Pensiones y otros beneficios asociados	1.848.248
Jubilaciones y otros beneficios asociados	1.844.248
Donaciones corrientes al sector privado	720.000
Donaciones a personas	600.000
Donaciones a instituciones sin fines de lucro	120.000
Al sector público	8.450.000
Transferencias corrientes al sector público	8.450.000
A los entes descentralizados sin fines empresariales para sus gastos	8.450.000
Al sector externo	14.150.000
Transferencias corrientes al exterior	14.150.000
A instituciones sin fines de lucro	14.150.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**71.154.815**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**84.946.508**
RECURSOS PROPIOS DE CAPITAL	84.946.508
Ahorro en cuenta corriente	71.154.815
Incremento de la depreciación y amortización acumuladas	13.791.693
2.2 GASTOS DE CAPITAL	**127.687.000**
INVERSIÓN REAL DIRECTA	127.687.000
Formación bruta de capital fijo	127.567.000
Maquinaria, equipos y otros bienes muebles	61.967.000
Construcciones de bienes de dominio privado	2.000.000
Construcciones de bienes de dominio público	63.600.000
Bienes intangibles	120.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(42.740.492)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**49.390.492**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	49.390.492
Disminución de otros activos financieros	49.390.492
Disminución de disponibilidades	49.390.492
Disminución de bancos	49.390.492
3.2 APLICACIONES FINANCIERAS	**49.390.492**
DISMINUCIÓN DE PASIVOS	6.650.000
Disminución de cuentas y efectos por pagar	6.650.000
Disminución de cuentas y efectos por pagar a corto plazo	6.050.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	250.000
Disminución de aportes patronales y retenciones laborales por pagar	400.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	300.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	100.000
Disminución cuentas por pagar a proveedores a corto plazo	3.600.000
Disminución cuentas por pagar a contratistas a corto plazo	1.800.000
Disminución de otras cuentas y efectos por pagar	600.000
Disminución de otras cuentas por pagar a corto plazo	600.000
DÉFICIT FINANCIERO	42.740.492

45
Ministerio del Poder Popular de Petróleo y Minería

Ministerio del Poder Popular de Petróleo y Minería

A0199 Instituto Nacional de Geología y Minería (INGEOMIN)

A0356 Fundación Guardería Infantil del Ministerio de Energía y Minas "La Alquitrana"

A0361 Fundación Oro Negro

A0418 Fundación Misión Ribas

A0428 Fundación Misión Piar

A0489 Fundación Fondo Nacional para la Producción Lechera

A0661 Instituto Nacional de Canalizaciones (INC)

A0900 Ente Nacional del Gas (ENAGAS)

A0956 Servicio Autónomo de Metrología de Hidrocarburos

A0199

Instituto Nacional de Geología y Minería (INGEOMIN)

INSTITUTO NACIONAL DE GEOLOGÍA Y MINERÍA (INGEOMIN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Nacional de Geología y Minería (Ingeomin) desde su fecha de creación en el Decreto N° 295, publicado en la Gaceta Oficial de la República de Venezuela Nº 5.382 extraordinario, del 28 de septiembre de 1999, donde se expresa en forma precisa su objetivo fundamental, que consiste en la realización de investigaciones principalmente de carácter interdisciplinario en las áreas de geología, recursos minerales, geofísica, geoquímica, geotécnica y demás áreas afines, estando además orientado al fortalecimiento y la reactivación del sector minero y los estudios geológicos, en busca de lograr mayor impulso y relevancia de las políticas inherentes a este importante sector de la economía productiva.

La Institución realiza investigaciones, estudios de factibilidad, estudio de los inventarios de recursos minerales y las cartografías geológicas, geotécnicas, geoquímicas, ayudando a impulsar el crecimiento y desarrollo socioeconómico del país.

Bajo estas premisas la Institución, ha creado tres proyectos para el presupuesto 2016, que coadyuvan no solo con su objeto de creación sino que también a los Grandes Objetivos Históricos y Nacionales de las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019, además de cumplir con los objetivos estratégicos del órgano de adscripción, el Ministerio del Poder Popular de Petróleo y Minería, en pro de los convenios internacionales firmados por la República.

El presupuesto para el Ejercicio Económico Financiero 2016 asciende a Bs. 102.828.111, y será financiado con ingresos producto de la venta de otros bienes y servicios por Bs. 3.704.265 y transferencias provenientes del Ejecutivo Nacional a través del Ministerio del Poder Popular de Petróleo y Minería por Bs. 99.123.846.

Los gastos corrientes se ubican en Bs. 102.828.111, orientándose a gastos de personal Bs. 73.815.359 para una plantilla de 404 trabajadores, a materiales, suministros y mercancías Bs. 9.678.276, a servicios no personales Bs. 15.789.720, monto éste que incluye los impuestos indirectos por Bs. 3.055.174, y a transferencias y donaciones Bs. 3.544.756.

Se destinarán a los proyectos Bs. 14.363.336 (14,0%) y a las acciones centralizadas Bs. 88.464.775 (86,0%) para conseguir los objetivos de la Institución.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**102.828.111**
INGRESOS CORRIENTES ORDINARIOS	102.828.111
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.704.265
Venta de otros bienes y servicios	3.704.265
TRANSFERENCIAS CORRIENTES	99.123.846
Transferencias corrientes del sector público	99.123.846
Transferencias corrientes internas recibidas del sector público	99.123.846
De la República	99.123.846
TOTAL RECURSOS	**102.828.111**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**102.828.111**
GASTOS DE CONSUMO	99.283.355
Remuneraciones	73.815.359
Sueldos, salarios y otras retribuciones	26.978.856
Beneficios y complementos de sueldos y salarios	18.035.923
Aportes patronales	7.144.268
Prestaciones sociales y otras indemnizaciones	2.638.420
Asistencia socioeconómica	19.017.892
Compra de bienes y servicios	22.462.822
Bienes de consumo	9.678.276
Servicios no personales	12.784.546
Impuestos indirectos	3.005.174
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.544.756
Al sector privado	3.544.756
Transferencias corrientes al sector privado	3.544.756
Directas a personas	3.544.756
Jubilaciones y otros beneficios asociados	3.544.756
TOTAL EGRESOS	**102.828.111**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Meta				Fecha de inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
N.E	Ppto.		Unidad de Medida	Cant.	Género								
					Fem.	Masc.							
123054	A01990023000	Servicios a Terceros	Contrato	4			01/08/2014	31/12/2016	3.704.265	3.704.265			7.408.530
TOTAL									3.704.265	3.704.265			7.408.530

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
123054	Servicios a Terceros	Contrato	4			3.704.265						3.704.265
128672	Levantamiento Geológico Minero en la Región Centro Oriental de Venezuela con especial énfasis en oro, diamante, coltan y otros minerales.	Mapa	3					5.329.536				5.329.536
128803	Proyecto Integral de Amenazas Geológicas-Geoquímicas en el Flanco Noroccidental de Venezuela	Mapa	3					5.329.535				5.329.535
TOTAL						3.704.265		10.659.071				14.363.336

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			75.090.600				75.090.600
02	Gestión Administrativa			9.829.419				9.829.419
03	Previsión y Protección Social			3.544.756				3.544.756
TOTAL				88.464.775				88.464.775

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**88**	**119**	**92**	**299**	**18.002.484**		**18.002.484**
Alto Nivel y de Dirección	1			1	44.530		44.530
Directivo	4	3		7	2.054.581		2.054.581
Profesional y Técnico	33	39	80	152	8.502.532		8.502.532
Personal Administrativo	20	23	12	55	4.319.789		4.319.789
Obrero	30	54		84	3.081.052		3.081.052
Personal Contratado	**43**	**62**		**105**	**5.459.682**		**5.459.682**
Profesional y Técnico	43	37		80	3.177.792		3.177.792
Obrero		25		25	2.281.890		2.281.890
TOTAL	131	181	92	404	23.462.166		23.462.166

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**11**	**5**	**16**	**3.544.756**
Empleados	11	5	16	3.544.756
TOTAL	11	5	16	3.544.756

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	73.815.359
4.02	Materiales, suministros y mercancías	9.678.276
4.03	Servicios no personales	15.789.720
4.07	Transferencias y donaciones	3.544.756
	TOTAL	**102.828.111**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**102.828.111**
INGRESOS CORRIENTES ORDINARIOS	102.828.111
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.704.265
Venta de otros bienes y servicios	3.704.265
TRANSFERENCIAS CORRIENTES	99.123.846
Transferencias corrientes del sector público	99.123.846
Transferencias corrientes internas recibidas del sector público	99.123.846
De la República	99.123.846
Ministerio del Poder Popular de Petróleo y Minería	99.123.846
- Recursos Ordinarios	99.123.846
1.2 GASTOS CORRIENTES	**102.828.111**
GASTOS DE CONSUMO	99.283.355
Remuneraciones	73.815.359
Sueldos, salarios y otras retribuciones	26.978.856
Beneficios y complementos de sueldos y salarios	18.035.923
Aportes patronales	7.144.268
Prestaciones sociales y otras indemnizaciones	2.638.420
Asistencia socioeconómica	19.017.892
Compra de bienes y servicios	22.462.822
Bienes de consumo	9.678.276
Servicios no personales	12.784.546
Impuestos indirectos	3.005.174
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.544.756
Al sector privado	3.544.756
Transferencias corrientes al sector privado	3.544.756
Directas a personas	3.544.756
Jubilaciones y otros beneficios asociados	3.544.756
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : EQUILIBRIO	

A0356

Fundación Guardería Infantil del Ministerio de Energía y Minas "La Alquitrana"

FUNDACIÓN GUARDERÍA INFANTIL DEL MINISTERIO DE ENERGÍA Y MINAS "LA ALQUITRANA"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Guardería Infantil del Ministerio de Energía y Minas "La Alquitrana", tiene como objeto principal prestar servicio de guardería infantil a niños y niñas con edades comprendidas desde los 6 meses hasta los 6 años de edad, hijos de los funcionarios y obreros al servicio del Ministerio del Poder Popular de Petróleo y Minería y de sus entes adscritos, propiciando en ellos el desarrollo de sus capacidades intelectuales, emocionales y creativas brindándoles una atención pedagógica asistencial de alto nivel académico. Además de estimular en ellos buenos hábitos alimenticios, higiénicos y sociales.

En la actualidad se atiende una matrícula total de 2.002 niños (as): 1.041 niños y 961 niñas, distribuidos en 10 sedes en el Área Metropolitana de Caracas; y una sede en la ciudad de Maracaibo Estado Zulia, que inició sus funciones durante el año 2013. Aun así la necesidad de cupos sigue incrementándose, razón por la cual se estima poner en funcionamiento dos nuevas sedes en la ciudad de Caracas, para poder satisfacer la creciente demanda.

Es por ello, que la Institución se propone para el próximo año escolar ampliar la capacidad de cupos en la ciudad Capital e interior del país, a fin de cubrir la necesidad de trabajadoras y trabajadores de contar con un Centro de Educación Inicial, cercano a su sitio de trabajo donde se le proporcione a sus representados educación integral, fomentando en ellos el desarrollo pleno de la inteligencia, el lenguaje y se formen niñas y niños sanos, participativos, creativos, espontáneos, con identidad cultural, personal y nacional, con valores de libertad, justicia, honestidad, convivencia comunitaria y familiar, con conciencia conservacionista y manejo de tecnología en un clima lúdico y de afectividad.

Todo esto bajo un proceso de corresponsabilidad entre la familia, las comunidades y el Estado, lo que permitirá elevar la calidad de vida de las familias involucradas en el Proyecto, promoviendo la formación de valores cónsonos a la nueva sociedad, con lo cual se estaría contribuyendo con los cinco grandes objetivos históricos enmarcados en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo, Económico y Social de la Nación 2013-2019, para continuar construyendo el socialismo bolivariano del siglo XXI en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar la "mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

Para el desarrollo de sus acciones se proponen los siguientes objetivos:

- Proporcionar Infraestructuras acondicionadas para la atención integral de las niñas y los niños.
- Brindar educación integral a niñas y niños hijos de trabajadoras y trabajadores del Ministerio del Poder Popular de Petróleo y Minería y entes adscritos en edades comprendidas entre 4 meses a 6 años durante su jornada laboral.
- Desarrollar en la niña y el niño la formación personal y social, la relación con el ambiente, la comunicación y la representación a través del lenguaje oral y escrito, la expresión artística y corporal y los procesos lógicos matemáticos.
- Ofrecer atención integral de salud a través de un equipo interdisciplinario en las áreas de nutrición, pediatría, odontología, psicología, psicopedagogía, terapia de lenguaje y terapia ocupacional.

El presupuesto para el Ejercicio Económico Financiero 2016, asciende a Bs. 216.684.010, el cual será financiado con transferencia corriente que le otorga el Ministerio del Poder Popular de Petróleo y Minería.

Los gastos corrientes se ubican en Bs. 216.684.010, orientándose a gastos de personal Bs. 201.962.420 para una plantilla de 645 trabajadores y trabajadoras, a materiales, suministros y mercancías Bs. 6.775.408, a servicios no personales Bs. 4.983.403, de los cuales corresponden a impuestos indirectos Bs. 3.526.561, y a transferencias Bs. 2.962.779.

En resumen se destinarán para el proyecto Bs. 197.992.154 (91,4%) y para las Acciones Centralizadas Bs. 18.691.856 (8,6%).

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**216.684.010**
INGRESOS CORRIENTES ORDINARIOS	216.684.010
TRANSFERENCIAS CORRIENTES	216.684.010
Transferencias corrientes del sector público	216.684.010
Transferencias corrientes internas recibidas del sector público	216.684.010
De la República	216.684.010
TOTAL RECURSOS	**216.684.010**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**216.684.010**
GASTOS DE CONSUMO	213.721.231
Remuneraciones	201.962.420
Sueldos, salarios y otras retribuciones	38.795.431
Beneficios y complementos de sueldos y salarios	58.574.096
Aportes patronales	10.629.804
Prestaciones sociales y otras indemnizaciones	35.328.999
Asistencia socioeconómica	58.634.090
Compra de bienes y servicios	8.232.250
Bienes de consumo	6.775.408
Servicios no personales	1.456.842
Impuestos indirectos	3.526.561
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.962.779
Al sector privado	2.962.779
Transferencias corrientes al sector privado	2.962.779
Directas a personas	2.962.779
Pensiones y otros beneficios asociados	806.454
Jubilaciones y otros beneficios asociados	2.156.325
TOTAL EGRESOS	**216.684.010**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Recursos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Transferencias y Donaciones: De la República: Otras	Recursos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
128687	Contribuir en el Proceso Educativo en la Etapa de Educación Inicial	Estudiante	2.002	961	1.041			197.992.154				197.992.154
TOTAL								197.992.154				197.992.154

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Propios	Recursos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Transferencias y Donaciones: De la República: Otras	Recursos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			15.201.944				15.201.944
02	Gestión Administrativa			527.133				527.133
03	Previsión y Protección Social			2.962.779				2.962.779
TOTAL				18.691.856				18.691.856

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**73**	**12**		**85**	**20.277.651**		**20.277.651**
Alto Nivel y de Dirección	1			1	109.580		109.580
Directivo	3			3	707.368		707.368
Profesional y Técnico	16	2		18	4.084.738		4.084.738
Personal Administrativo	4	1		5	1.307.116		1.307.116
Personal Docente	41			41	10.130.150		10.130.150
Obrero	8	9		17	3.938.699		3.938.699
Personal Contratado	**500**	**60**		**560**	**15.902.740**		**15.902.740**
Directivo	3			3	159.027		159.027
Profesional y Técnico	43	2		45	1.272.219		1.272.219
Personal Administrativo	26	1		27	795.137		795.137
Personal Docente	360			360	10.177.754		10.177.754
Obrero	68	57		125	3.498.603		3.498.603
TOTAL	573	72		645	36.180.391		36.180.391

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**9**	**1**	**10**	**2.156.325**
Empleados	3		3	646.897
Docentes	3		3	646.897
Obreros	3	1	4	862.531
Pensionados	**2**	**1**	**3**	**806.454**
Docentes	2		2	537.637
Obreros		1	1	268.817
TOTAL	11	2	13	2.962.779

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	201.962.420
4.02	Materiales, suministros y mercancías	6.775.408
4.03	Servicios no personales	4.983.403
4.07	Transferencias y donaciones	2.962.779
	TOTAL	**216.684.010**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**216.684.010**
INGRESOS CORRIENTES ORDINARIOS	216.684.010
TRANSFERENCIAS CORRIENTES	216.684.010
Transferencias corrientes del sector público	216.684.010
Transferencias corrientes internas recibidas del sector público	216.684.010
De la República	216.684.010
Ministerio del Poder Popular de Petróleo y Minería	216.648.010
– Recursos Ordinarios	216.648.010
1.2 GASTOS CORRIENTES	**216.684.010**
GASTOS DE CONSUMO	213.721.231
Remuneraciones	201.962.420
Sueldos, salarios y otras retribuciones	38.795.431
Beneficios y complementos de sueldos y salarios	58.574.096
Aportes patronales	10.629.804
Prestaciones sociales y otras indemnizaciones	35.328.999
Asistencia socioeconómica	58.634.090
Compra de bienes y servicios	8.232.250
Bienes de consumo	6.775.408
Servicios no personales	1.456.842
Impuestos indirectos	3.526.561
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.962.779
Al sector privado	2.962.779
Transferencias corrientes al sector privado	2.962.779
Directas a personas	2.962.779
Pensiones y otros beneficios asociados	806.454
Jubilaciones y otros beneficios asociados	2.156.325
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : EQUILIBRIO	

A0361

Fundación Oro Negro

FUNDACIÓN ORO NEGRO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Oro Negro tiene como objetivo organizar y ejecutar programas sociales, culturales, de otorgamiento de créditos hipotecarios para vivienda, recreativos y deportivos que contribuyan a elevar la calidad de vida de los empleados y empleadas, obreros y obreras del Ministerio del Poder Popular de Petróleo y Minería y de sus entes adscritos.

Por otra parte, la Fundación brindará ayuda socioeconómica, principalmente en materia de salud, a la comunidad organizada, casos particulares y a entes públicos y privados en el marco del establecimiento de la disminución de la brecha e inequidad en salud; se contribuirá mediante el otorgamiento de créditos hipotecarios a fin de facilitar el acceso a una vivienda digna y a los servicios urbanos a trabajadores fijos, empleados, obreros, jubilados y pensionados por invalidez de este Despacho y sus entes adscritos.

El presupuesto para el Ejercicio Económico Financiero 2016, asciende a Bs. 113.839.674 y será financiado con transferencia del Ministerio del Poder Popular de Petróleo y Minería por Bs. 58.845.721, transferencia de Petróleos de Venezuela, S.A. (Pdvsa) por Bs. 17.235.000, ingresos de la propiedad (intereses) por Bs. 5.147.220, otros ingresos por Bs. 16.317.520, ingresos de capital por Bs. 75.750, producto del incremento de la depreciación acumulada y con disponibilidades de bancos por Bs. 16.218.463.

Los gastos corrientes se ubican en Bs. 96.671.831, orientándose a gastos de personal Bs. 63.918.453 para una plantilla de 111 trabajadores, a materiales, suministros y mercancías Bs. 3.413.536, a servicios no personales 7.719.489, transferencias y donaciones Bs.21.544.603 y a otros gastos Bs. 75.750. Los gastos de capital suman Bs. 757.500, inversión financiera Bs. 15.910.343 y las aplicaciones financieras Bs. 500.000 destinados a la disminución de pasivos.

Esta Fundación orientará sus gastos hacia el desarrollo de los siguientes proyectos:

- Ayudas socioeconómicas dirigidas a ciudadanos y ciudadanas de escasos recursos a nivel nacional, siendo el objetivo específico de este proyecto, desarrollar estrategias integrales de atención y ayudas socioeconómicas a los ciudadanos (as) de escasos recursos, excluidos del sistema de garantías y beneficios sociales, fortaleciendo así la calidad de vida de los grupos familiares.
- Plan Vivienda del Ministerio del Poder Popular de Petróleo y Minería y sus entes adscritos a nivel nacional, cuyo objetivo radica en construir una sociedad igualitaria y justa, fomentando la inclusión y el bien vivir de los pueblos y garantizar la adjudicación de viviendas dignas a las comunidades, así como a los trabajadores en situación de vulnerabilidad, respetando su cultura y tradiciones, dándole acceso a una vivienda digna.

Del monto total del presupuesto de gastos, estarán dirigidos a los proyectos Bs. 42.538.682 (37,4%) y a las acciones centralizadas Bs. 71.300.992 (62,6%).

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**97.545.461**
INGRESOS CORRIENTES ORDINARIOS	97.545.461
INGRESOS DE LA PROPIEDAD	5.147.220
Intereses	5.147.220
Intereses internos	5.147.220
Intereses por préstamos	5.147.220
TRANSFERENCIAS CORRIENTES	76.080.721
Transferencias corrientes del sector público	76.080.721
Transferencias corrientes internas recibidas del sector público	76.080.721
De la República	58.845.721
De los entes descentralizados con fines empresariales petroleros	17.235.000
OTROS INGRESOS	16.317.520
Otros ingresos ajenos a la operación	16.317.520
INGRESOS DE CAPITAL	**75.750**
RECURSOS PROPIOS DE CAPITAL	75.750
Incremento de la depreciación y amortización acumuladas	75.750
FUENTES FINANCIERAS	**16.218.463**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	16.218.463
Disminución de otros activos financieros	16.218.463
Disminución de disponibilidades	16.218.463
Disminución de bancos	16.218.463
TOTAL RECURSOS	**113.839.674**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**96.671.831**
GASTOS DE CONSUMO	75.127.228
Remuneraciones	63.918.453
Sueldos, salarios y otras retribuciones	21.325.032
Beneficios y complementos de sueldos y salarios	7.016.768
Aportes patronales	2.159.593
Prestaciones sociales y otras indemnizaciones	5.980.608
Asistencia socioeconómica	27.436.452
Compra de bienes y servicios	9.865.602
Bienes de consumo	3.413.536
Servicios no personales	6.452.066
Impuestos indirectos	1.267.423
Depreciación y amortización	75.750
TRANSFERENCIAS Y DONACIONES CORRIENTES	21.544.603
Al sector privado	21.544.603
Transferencias corrientes al sector privado	689.281
Directas a personas	689.281
Pensiones y otros beneficios asociados	313.960
Jubilaciones y otros beneficios asociados	375.321
Donaciones corrientes al sector privado	20.855.322
Donaciones a personas	20.855.322
GASTOS DE CAPITAL	**16.667.843**
INVERSIÓN REAL DIRECTA	757.500
Formación bruta de capital fijo	369.428
Maquinaria, equipos y otros bienes muebles	369.428
Bienes intangibles	388.072
INVERSIÓN FINANCIERA	15.910.343
Concesión de préstamos a largo plazo	15.910.343
Al sector privado	15.910.343
APLICACIONES FINANCIERAS	**500.000**
DISMINUCIÓN DE PASIVOS	500.000
Disminución de cuentas y efectos por pagar	500.000
Disminución de cuentas y efectos por pagar a corto plazo	500.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	500.000
TOTAL EGRESOS	**113.839.674**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128538	Ayudas socioeconómicas dirigidas a ciudadanos y ciudadanas de escasos recursos a nivel nacional en el año 2016	Atención	975					8.188.476			12.809.716	20.998.192
128713	Plan Vivienda del Ministerio de Petróleo y Minería y sus entes adscritos a nivel nacional, en el año 2016	Crédito	48			21.464.740					75.750	21.540.490
TOTAL						**21.464.740**		**8.188.476**			**12.885.466**	**42.538.682**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			46.281.293	16.896.600		651.808	63.829.701
02	Gestión Administrativa	75.750		4.090.549			2.615.711	6.782.010
03	Previsión y Protección Social			285.403	338.400		65.478	689.281
TOTAL		**75.750**		**50.657.245**	**17.235.000**		**3.332.997**	**71.300.992**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**35**	**22**	**10**	**67**	**9.196.980**	**2.322.128**	**11.519.108**
Alto Nivel y de Dirección	1			1	152.220		152.220
Directivo	1	1	1	3	456.660		456.660
Profesional y Técnico	28	8	9	45	6.348.708	1.716.621	8.065.329
Personal Administrativo	5	13		18	2.239.392	605.507	2.844.899
Personal Contratado	**22**	**22**		**44**	**5.963.664**		**5.963.664**
Profesional y Técnico	11	10		21	5.422.297		5.422.297
Personal Administrativo	11	12		23	541.367		541.367
TOTAL	57	44	10	111	15.160.644	2.322.128	17.482.772

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados		**1**	**1**	**375.321**
Empleados		1	1	375.321
Pensionados		**1**	**1**	**313.960**
Empleados		1	1	313.960
TOTAL		2	2	689.281

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	63.918.453
4.02	Materiales, suministros y mercancías	3.413.536
4.03	Servicios no personales	7.719.489
4.04	Activos reales	757.500
4.05	Activos financieros	15.910.343
4.07	Transferencias y donaciones	21.544.603
4.08	Otros gastos	75.750
4.11	Disminución de pasivos	500.000
	TOTAL	113.839.674

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**97.545.461**
INGRESOS CORRIENTES ORDINARIOS	97.545.461
INGRESOS DE LA PROPIEDAD	5.147.220
Intereses	5.147.220
Intereses internos	5.147.220
Intereses por préstamos	5.147.220
TRANSFERENCIAS CORRIENTES	76.080.721
Transferencias corrientes del sector público	76.080.721
Transferencias corrientes internas recibidas del sector público	76.080.721
De la República	58.845.721
Ministerio del Poder Popular de Petróleo y Minería	58.845.721
- Recursos Ordinarios	58.845.721
De los entes descentralizados con fines empresariales petroleros	17.235.000
Petróleos de Venezuela, S.A. (Pdvsa)	17.235.000
OTROS INGRESOS	16.317.520
Otros ingresos ajenos a la operación	16.317.520
1.2 GASTOS CORRIENTES	**96.671.831**
GASTOS DE CONSUMO	75.127.228
Remuneraciones	63.918.453
Sueldos, salarios y otras retribuciones	21.325.032
Beneficios y complementos de sueldos y salarios	7.016.768
Aportes patronales	2.159.593
Prestaciones sociales y otras indemnizaciones	5.980.608
Asistencia socioeconómica	27.436.452
Compra de bienes y servicios	9.865.602
Bienes de consumo	3.413.536
Servicios no personales	6.452.066
Impuestos indirectos	1.267.423
Depreciación y amortización	75.750
TRANSFERENCIAS Y DONACIONES CORRIENTES	21.544.603
Al sector privado	21.544.603
Transferencias corrientes al sector privado	689.281
Directas a personas	689.281
Pensiones y otros beneficios asociados	313.960
Jubilaciones y otros beneficios asociados	375.321

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Donaciones corrientes al sector privado	20.855.322
Donaciones a personas	20.855.322
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**873.630**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**949.380**
RECURSOS PROPIOS DE CAPITAL	949.380
Ahorro en cuenta corriente	873.630
Incremento de la depreciación y amortización acumuladas	75.750
2.2 GASTOS DE CAPITAL	**16.667.843**
INVERSIÓN REAL DIRECTA	757.500
Formación bruta de capital fijo	369.428
Maquinaria, equipos y otros bienes muebles	369.428
Bienes intangibles	388.072
INVERSIÓN FINANCIERA	15.910.343
Concesión de préstamos a largo plazo	15.910.343
Al sector privado	15.910.343
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(15.718.463)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**16.218.463**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	16.218.463
Disminución de otros activos financieros	16.218.463
Disminución de disponibilidades	16.218.463
Disminución de bancos	16.218.463
3.2 APLICACIONES FINANCIERAS	**16.218.463**
DISMINUCIÓN DE PASIVOS	500.000
Disminución de cuentas y efectos por pagar	500.000
Disminución de cuentas y efectos por pagar a corto plazo	500.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	500.000
DÉFICIT FINANCIERO	15.718.463

A0418

Fundación Misión Ribas

FUNDACIÓN MISIÓN RIBAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Misión Ribas es una Institución sin fines de lucro, creada mediante Decreto Nº 3.048 de fecha 10 de agosto de 2004, publicado en Gaceta Oficial de la República Bolivariana de Venezuela Nº 37.999 de fecha 11/08/2004, adscrito al Ministerio del Poder Popular de Petróleo y Minería, cuya función es elevar el nivel educativo de la población venezolana comprometida con el principio de justicia social, consagrada en la Constitución de la República Bolivariana de Venezuela.

La Fundación Misión Ribas, para el año 2016 orientará su gestión a continuar con los tres proyectos en proceso de ejecución:

- Misión Ribas 2016, destinados a proporcionar a los ciudadanos y ciudadanas que no han culminado el bachillerato, la oportunidad de ingresar a un sistema educativo no excluyente y de calidad que les facilite la incorporación al aparato productivo, capacitación de coordinadores y facilitadores en política educativa.
- Misión Ribas Técnica 2016, programa para proporcionar a los vencedores (as) la oportunidad de cursar carreras cortas, graduándolos de técnicos medios en las diversas áreas asociadas a los planes de desarrollo de la nación.
- Misión Ribas Productivo 2016, programa destinado a promocionar y crear Empresas de Producción Social conformadas por vencedores(as) y brigadistas en todo el territorio nacional.

El presupuesto de la Fundación para el Ejercicio Económico Financiero 2016, asciende a Bs. 4.701.951.246 y será financiado con transferencia de Petróleos de Venezuela, S.A. (Pdvsa) por Bs. 4.683.101.246, intereses por depósitos Bs 15.000.000 e ingresos de capital por Bs. 3.850.000, producto del incremento de la depreciación acumulada.

Los gastos corrientes se ubican en Bs. 4.630.451.246, orientándose a gastos de personal Bs. 30.342.386 para una plantilla de 250 trabajadores, a materiales, suministros y mercancías Bs. 1.985.540.097, a servicios no personales Bs. 755.212.401, de los cuales corresponden a impuestos indirectos Bs. 55.044.800, transferencias y donaciones Bs. 1.855.506.362 requeridos para otorgar becas e incentivos para la atención de vencedores y vencedoras, coordinadores, facilitadores, asesores integrales y brigadistas y a otros gastos Bs 3.850.000. Los gastos de capital suman Bs. 71.500.000, de los cuales Bs. 71.300.000 se destinarán a la adquisición de maquinaria, equipos y otros bienes muebles y Bs 200.000 para la adquisición de paquetes y programas de computación.

Para el financiamiento de sus proyectos la Fundación Misión Ribas, destinará Bs. 4.416.133.228 (93,9%) y para las acciones centralizadas, se estiman Bs. 285.818.018 (6,1%).

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**4.698.101.246**
INGRESOS CORRIENTES ORDINARIOS	4.698.101.246
INGRESOS DE LA PROPIEDAD	15.000.000
Intereses	15.000.000
Intereses internos	15.000.000
Intereses por depósitos	15.000.000
TRANSFERENCIAS CORRIENTES	4.683.101.246
Transferencias corrientes del sector público	4.683.101.246
Transferencias corrientes internas recibidas del sector público	4.683.101.246
De los entes descentralizados con fines empresariales petroleros	4.683.101.246
INGRESOS DE CAPITAL	**3.850.000**
RECURSOS PROPIOS DE CAPITAL	3.850.000
Incremento de la depreciación y amortización acumuladas	3.850.000
TOTAL RECURSOS	**4.701.951.246**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**4.630.451.246**
GASTOS DE CONSUMO	2.774.434.884
Remuneraciones	30.342.386
Sueldos, salarios y otras retribuciones	30.342.386
Compra de bienes y servicios	2.685.197.698
Bienes de consumo	1.985.540.097
Servicios no personales	699.657.601
Impuestos indirectos	55.044.800
Depreciación y amortización	3.850.000
GASTOS DE LA PROPIEDAD	510.000
Derechos sobre bienes intangibles	510.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.855.506.362
Al sector privado	1.855.506.362
Transferencias corrientes al sector privado	600.000.000
Directas a personas	600.000.000
Otras transferencias directas a personas	600.000.000
Donaciones corrientes al sector privado	1.255.506.362
Donaciones a personas	1.255.506.362
GASTOS DE CAPITAL	**71.500.000**
INVERSIÓN REAL DIRECTA	71.500.000
Formación bruta de capital fijo	71.300.000
Maquinaria, equipos y otros bienes muebles	71.300.000
Bienes intangibles	200.000
TOTAL EGRESOS	**4.701.951.246**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128822	Misión Ribas 2016	Atención	650.000			14.467.500			4.245.301.008			4.259.768.508
128912	Misión Ribas Técnica 2016	Atención	2.500			450.000			132.514.720			132.964.720
128918	Misión Ribas Productivo 2016	Empresa de Propiedad Social	150			82.500			23.317.500			23.400.000
TOTAL						15.000.000			4.401.133.228			4.416.133.228

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras				26.605.108			26.605.108
02	Gestión Administrativa	3.850.000			255.362.910			259.212.910
TOTAL		3.850.000			281.968.018			285.818.018

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	115	135		250	24.499.903		24.499.903
Directivo	2	3		5	624.748		624.748
Profesional y Técnico	73	87		160	17.132.782		17.132.782
Personal Administrativo	40	45		85	6.742.373		6.742.373
TOTAL	115	135		250	24.499.903		24.499.903

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	30.342.386
4.02	Materiales, suministros y mercancías	1.985.540.097
4.03	Servicios no personales	755.212.401
4.04	Activos reales	71.500.000
4.07	Transferencias y donaciones	1.855.506.362
4.08	Otros gastos	3.850.000
	TOTAL	4.701.951.246

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**4.698.101.246**
INGRESOS CORRIENTES ORDINARIOS	4.698.101.246
INGRESOS DE LA PROPIEDAD	15.000.000
Intereses	15.000.000
Intereses internos	15.000.000
Intereses por depósitos	15.000.000
TRANSFERENCIAS CORRIENTES	4.683.101.246
Transferencias corrientes del sector público	4.683.101.246
Transferencias corrientes internas recibidas del sector público	4.683.101.246
De los entes descentralizados con fines empresariales petroleros	4.683.101.246
Petróleos de Venezuela, S.A. (Pdvsa)	4.683.101.246
1.2 GASTOS CORRIENTES	**4.630.451.246**
GASTOS DE CONSUMO	2.774.434.884
Remuneraciones	30.342.386
Sueldos, salarios y otras retribuciones	30.342.386
Compra de bienes y servicios	2.685.197.698
Bienes de consumo	1.985.540.097
Servicios no personales	699.657.601
Impuestos indirectos	55.044.800
Depreciación y amortización	3.850.000
GASTOS DE LA PROPIEDAD	510.000
Derechos sobre bienes intangibles	510.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.855.506.362
Al sector privado	1.855.506.362
Transferencias corrientes al sector privado	600.000.000
Directas a personas	600.000.000
Otras transferencias directas a personas	600.000.000
Donaciones corrientes al sector privado	1.255.506.362
Donaciones a personas	1.255.506.362
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**67.650.000**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**71.500.000**
RECURSOS PROPIOS DE CAPITAL	71.500.000
Ahorro en cuenta corriente	67.650.000
Incremento de la depreciación y amortización acumuladas	3.850.000
2.2 GASTOS DE CAPITAL	**71.500.000**
INVERSIÓN REAL DIRECTA	71.500.000
Formación bruta de capital fijo	71.300.000
Maquinaria, equipos y otros bienes muebles	71.300.000
Bienes intangibles	200.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0428

Fundación Misión Piar

FUNDACIÓN MISIÓN PIAR

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La actividad principal de la Fundación Misión Piar, está dirigida a promover la organización de los pequeños mineros, los artesanales y las comunidades indígenas mineras, mediante la asistencia técnica necesaria a efectos de lograr su fortalecimiento; realización de talleres en diversas áreas laborales que permitan incrementar las capacidades de la población indígena minera; propiciar la realización de jornadas mediante la alianza estratégica con diversas instituciones del Estado y otras misiones sociales para optimizar y proporcionar el acceso de las comunidades mineras a los servicios básicos, con el único propósito de lograr la obtención de recursos propios, inexistentes a la fecha.

Como objetivo institucional, la Fundación se plantea "Contribuir con la diversificación socioproductiva del pequeño minero, minero artesanal y las comunidades indígenas mineras, permitiendo afianzar el crecimiento económico y social del país". Por ello, su ámbito de actuación se focaliza fundamentalmente en el Estado Bolívar a través de diez (10) núcleos de acción social, localizados a lo largo de los Municipios: Manuel Piar (Núcleo El Manteco), El Callao (Núcleo El Callao), Sifontes (Núcleos Tumeremo, Las Claritas y El Dorado), Gran Sabana (Núcleos Santa Elena de Uairén e Ikabarú), Angostura (Núcleo La Paragua) y Cedeño (Núcleos Guaniamo y Caicara del Orinoco). Adicionalmente, la Misión Piar tiene presencia en el Estado Táchira con un núcleo de acción social en la población de Lobatera, localidad donde se concentran importantes explotaciones mineras carboníferas.

El presupuesto para el Ejercicio Económico Financiero 2016 asciende a Bs. 36.640.851, y será financiado en su totalidad con aportes del Ejecutivo Nacional, mediante transferencia asignada a través del Ministerio del Poder Popular de Petróleo y Minería por el orden de Bs. 29.236.478, y del Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno por Bs. 7.404.373.

Los gastos corrientes se ubican en Bs. 36.205.353, orientándose a gastos de personal Bs. 23.389.182, para cubrir la plantilla de personal de 108 trabajadores y trabajadoras, materiales, suministros y mercancías Bs. 8.063.558, necesarios para el normal funcionamiento de la Misión; servicios no personales por Bs. 4.427.398, transferencias y donaciones por Bs. 325.215 y aplicaciones financieras Bs. 30.000. Los gastos de capital suman Bs. 405.498, se destinarán en su totalidad a la adquisición de maquinaria, equipos y otros bienes muebles.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**36.640.851**
INGRESOS CORRIENTES ORDINARIOS	36.640.851
TRANSFERENCIAS CORRIENTES	36.640.851
Transferencias corrientes del sector público	36.640.851
Transferencias corrientes internas recibidas del sector público	36.640.851
De la República	36.640.851
TOTAL RECURSOS	**36.640.851**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**36.205.353**
GASTOS DE CONSUMO	35.880.138
Remuneraciones	23.389.182
Sueldos, salarios y otras retribuciones	9.521.223
Beneficios y complementos de sueldos y salarios	3.347.543
Aportes patronales	672.040
Prestaciones sociales y otras indemnizaciones	2.114.824
Asistencia socioeconómica	7.733.552
Compra de bienes y servicios	12.418.956
Bienes de consumo	8.063.558
Servicios no personales	4.355.398
Impuestos indirectos	72.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	325.215
Al sector privado	325.215
Transferencias corrientes al sector privado	293.215
Directas a personas	293.215
Jubilaciones y otros beneficios asociados	293.215
Donaciones corrientes al sector privado	32.000
Donaciones a personas	32.000
GASTOS DE CAPITAL	**405.498**
INVERSIÓN REAL DIRECTA	405.498
Formación bruta de capital fijo	405.498
Maquinaria, equipos y otros bienes muebles	405.498
APLICACIONES FINANCIERAS	**30.000**
DISMINUCIÓN DE PASIVOS	30.000
Disminución de cuentas y efectos por pagar	30.000
Disminución de cuentas y efectos por pagar a corto plazo	30.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	30.000
TOTAL EGRESOS	**36.640.851**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			23.389.182				23.389.182
02	Gestión Administrativa			12.926.454				12.926.454
03	Previsión y Protección Social			325.215				325.215
	TOTAL			**36.640.851**				**36.640.851**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**30**	**41**	**21**	**92**	**4.669.327**	**675.892**	**5.345.219**
Alto Nivel y de Dirección		1		1	444.368		444.368
Directivo	2	2		4	133.236		133.236
Profesional y Técnico	26	36	20	82	2.731.332	401.336	3.132.668
Obrero	2	2	1	5	1.360.391	274.556	1.634.947
Personal Contratado	**3**	**13**		**16**	**1.006.020**		**1.006.020**
Profesional y Técnico	3	13		16	1.006.020		1.006.020
TOTAL	**33**	**54**	**21**	**108**	**5.675.347**	**675.892**	**6.351.239**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**1**	**4**	**5**	**293.215**
Empleados	1	4	5	293.215
TOTAL	**1**	**4**	**5**	**293.215**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	23.389.182
4.02	Materiales, suministros y mercancías	8.063.558
4.03	Servicios no personales	4.427.398
4.04	Activos reales	405.498
4.07	Transferencias y donaciones	325.215
4.11	Disminución de pasivos	30.000
	TOTAL	**36.640.851**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**36.640.851**
INGRESOS CORRIENTES ORDINARIOS	36.640.851
TRANSFERENCIAS CORRIENTES	36.640.851
Transferencias corrientes del sector público	36.640.851
Transferencias corrientes internas recibidas del sector público	36.640.851
De la República	36.640.851
Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno	7.404.373
– Recursos Ordinarios	7.404.373
Ministerio del Poder Popular de Petróleo y Minería	29.236.478
– Recursos Ordinarios	29.236.478
1.2 GASTOS CORRIENTES	**36.205.353**
GASTOS DE CONSUMO	35.880.138
Remuneraciones	23.389.182
Sueldos, salarios y otras retribuciones	9.521.223
Beneficios y complementos de sueldos y salarios	3.347.543
Aportes patronales	672.040
Prestaciones sociales y otras indemnizaciones	2.114.824
Asistencia socioeconómica	7.733.552
Compra de bienes y servicios	12.418.956
Bienes de consumo	8.063.558
Servicios no personales	4.355.398
Impuestos indirectos	72.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	325.215
Al sector privado	325.215
Transferencias corrientes al sector privado	293.215
Directas a personas	293.215
Jubilaciones y otros beneficios asociados	293.215
Donaciones corrientes al sector privado	32.000
Donaciones a personas	32.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**435.498**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**435.498**
RECURSOS PROPIOS DE CAPITAL	435.498
Ahorro en cuenta corriente	435.498

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2.2 GASTOS DE CAPITAL	**405.498**
INVERSIÓN REAL DIRECTA	405.498
Formación bruta de capital fijo	405.498
Maquinaria, equipos y otros bienes muebles	405.498
2.3 RESULTADO FINANCIERO : SUPERAVIT	**30.000**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**30.000**
SUPERÁVIT FINANCIERO	30.000
3.2 APLICACIONES FINANCIERAS	**30.000**
DISMINUCIÓN DE PASIVOS	30.000
Disminución de cuentas y efectos por pagar	30.000
Disminución de cuentas y efectos por pagar a corto plazo	30.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	30.000

A0489

Fundación Fondo Nacional para la Producción Lechera

FUNDACIÓN FONDO NACIONAL PARA LA PRODUCCIÓN LECHERA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Fondo Nacional para la Producción Lechera (Fonaprole), tiene como objetivo lograr la estabilidad operativa y la consolidación de los proyectos dirigidos al Desarrollo Social y Tecnológico del Sector Lácteo, especialmente de los sectores más vulnerables. Para cumplir con ello, se requiere de la disponibilidad de los recursos suficientes y oportunos manejados con eficiencia y criterios de austeridad, atendiendo a las nuevas realidades y en busca del afianzamiento del nuevo Modelo de Producción Socialista.

La gestión de Fonaprole estará orientada, como lo enmarca su objetivo de creación, en la prestación de servicio financiero, no financiero y acompañamiento integral para lograr la superación de las debilidades del sector lácteo en materia de nutrición, mejoramiento genético y reproductivo, sanidad del rebaño lechero, cadena de frío e infraestructura productiva, mediante la estructuración de un nuevo sistema de manejo, la formación integral de los productores, trabajadores y técnicos y la transferencia tecnológica enmarcado en estrategias de los entes del Estado y la participación activa del poder comunal, para promover la plena seguridad y soberanía láctea.

El presupuesto de la Fundación para el Ejercicio Económico Financiero 2016, asciende a Bs. 369.490.544, y será financiado con ingresos corrientes por Bs. 7.601.891, que provendrán de la venta de otros bienes y servicios por Bs. 7.489.082 e intereses por préstamos por Bs. 112.809; con ingresos de capital por Bs. 28.274.305, producto de la depreciación y amortización acumuladas por Bs. 2.200.000 y disminución de la inversión financiera Bs. 26.074.305 y fuentes financieras por Bs. 333.614.348, por disminución de activos financieros.

Los gastos corrientes se ubican en Bs.252.186.544, orientándose a gastos de personal Bs. 95.236.232 para una plantilla de 170 trabajadores, a materiales, suministros y mercancías Bs. 107.634.378, a servicios no personales Bs. 47.115.934, monto éste que incluye los impuestos indirectos por Bs. 18.958.818, y a depreciación y amortización acumuladas por Bs. 2.200.000. Los gastos de capital suman Bs. 114.484.000, se destinarán Bs. 14.484.000 a la adquisición de maquinarias, equipos y otros bienes muebles, a la inversión financiera Bs. 100.000.000 y las aplicaciones financieras se estiman que alcancen un monto de Bs. 2.820.000 y estarán orientadas al incremento de activos financieros y a la disminución de pasivos.

De los recursos presupuestados serán aplicados a la ejecución de los proyectos Bs. 244.800.510, lo que representa un 66,3% del presupuesto total y el restante Bs. 124.690.034 se destinará a las acciones centralizadas, equivalente al 33,7% del total.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**7.601.891**
INGRESOS CORRIENTES ORDINARIOS	7.601.891
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	7.489.082
Venta de otros bienes y servicios	7.489.082
INGRESOS DE LA PROPIEDAD	112.809
Intereses	112.809
Intereses internos	112.809
Intereses por préstamos	112.809
INGRESOS DE CAPITAL	**28.274.305**
RECURSOS PROPIOS DE CAPITAL	2.200.000
Incremento de la depreciación y amortización acumuladas	2.200.000
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	26.074.305
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	26.074.305
Al sector privado	26.074.305
FUENTES FINANCIERAS	**333.614.348**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	333.614.348
Disminución de otros activos financieros	333.614.348
Disminución de otros activos financieros circulantes	333.614.348
TOTAL RECURSOS	**369.490.544**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**252.186.544**
GASTOS DE CONSUMO	252.186.544
Remuneraciones	95.236.232
Sueldos, salarios y otras retribuciones	50.945.828
Beneficios y complementos de sueldos y salarios	12.671.000
Aportes patronales	5.422.651
Prestaciones sociales y otras indemnizaciones	7.022.752
Asistencia socioeconómica	17.574.001
Otros gastos de personal	1.600.000
Compra de bienes y servicios	135.791.494
Bienes de consumo	107.634.378
Servicios no personales	28.157.116
Impuestos indirectos	18.958.818
Depreciación y amortización	2.200.000
GASTOS DE CAPITAL	**114.484.000**
INVERSIÓN REAL DIRECTA	14.484.000
Formación bruta de capital fijo	14.484.000
Maquinaria, equipos y otros bienes muebles	14.484.000
INVERSIÓN FINANCIERA	100.000.000
Concesión de préstamos a largo plazo	100.000.000
Al sector privado	100.000.000
APLICACIONES FINANCIERAS	**2.820.000**
INVERSIÓN FINANCIERA	2.200.000
Incremento de otros activos financieros	2.200.000
Incremento de disponibilidades	2.200.000
Incremento de banco	2.200.000
DISMINUCIÓN DE PASIVOS	620.000
Disminución de cuentas y efectos por pagar	560.000
Disminución de cuentas y efectos por pagar a corto plazo	560.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	20.000
Disminución de aportes patronales y retenciones laborales por pagar	40.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	5.000
Disminución de otros aportes patronales por pagar	35.000
Disminución cuentas por pagar a proveedores a corto plazo	500.000
Disminución de otros pasivos	60.000
Disminución de otros pasivos a corto plazo	60.000
TOTAL EGRESOS	**369.490.544**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos							Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos						Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones						
							De la República		De los Entes Descentralizados	Otras			
							Proyectos por Endeudamiento	Otras					
130488	Fortalecimiento y transformación del circuito lácteo	Litro	500									244.800.510	244.800.510
TOTAL												244.800.510	244.800.510

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	33.676.196					41.854.217	75.530.413
02	Gestión Administrativa	2.200.000					46.959.621	49.159.621
TOTAL		35.876.196					88.813.838	124.690.034

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**58**	**92**		**150**	**26.319.214**		**26.319.214**
Alto Nivel y de Dirección	1			1	318.828		318.828
Directivo	1	7		8	2.418.828		2.418.828
Profesional y Técnico	54	82		136	22.933.858		22.933.858
Personal Administrativo	2	3		5	647.700		647.700
Personal Contratado	**9**	**11**		**20**	**1.144.800**		**1.144.800**
Profesional y Técnico	9	11		20	1.144.800		1.144.800
TOTAL	**67**	**103**		**170**	**27.464.014**		**27.464.014**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	95.236.232
4.02	Materiales, suministros y mercancías	107.634.378
4.03	Servicios no personales	47.115.934
4.04	Activos reales	14.484.000
4.05	Activos financieros	102.200.000
4.08	Otros gastos	2.200.000
4.11	Disminución de pasivos	620.000
	TOTAL	**369.490.544**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**7.601.891**
INGRESOS CORRIENTES ORDINARIOS	7.601.891
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	7.489.082
Venta de otros bienes y servicios	7.489.082
INGRESOS DE LA PROPIEDAD	112.809
Intereses	112.809
Intereses internos	112.809
Intereses por préstamos	112.809
1.2 GASTOS CORRIENTES	**252.186.544**
GASTOS DE CONSUMO	252.186.544
Remuneraciones	95.236.232
Sueldos, salarios y otras retribuciones	50.945.828
Beneficios y complementos de sueldos y salarios	12.671.000
Aportes patronales	5.422.651
Prestaciones sociales y otras indemnizaciones	7.022.752
Asistencia socioeconómica	17.574.001
Otros gastos de personal	1.600.000
Compra de bienes y servicios	135.791.494
Bienes de consumo	107.634.378
Servicios no personales	28.157.116
Impuestos indirectos	18.958.818
Depreciación y amortización	2.200.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(244.584.653)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(216.310.348)**
RECURSOS PROPIOS DE CAPITAL	(242.384.653)
Desahorro en cuenta corriente	(244.584.653)
Incremento de la depreciación y amortización acumuladas	2.200.000
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	26.074.305
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	26.074.305
Al sector privado	26.074.305
2.2 GASTOS DE CAPITAL	**114.484.000**
INVERSIÓN REAL DIRECTA	14.484.000
Formación bruta de capital fijo	14.484.000
Maquinaria, equipos y otros bienes muebles	14.484.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
INVERSIÓN FINANCIERA	100.000.000
Concesión de préstamos a largo plazo	100.000.000
Al sector privado	100.000.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(330.794.348)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**333.614.348**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	333.614.348
Disminución de otros activos financieros	333.614.348
Disminución de otros activos financieros circulantes	333.614.348
3.2 APLICACIONES FINANCIERAS	**333.614.348**
INVERSIÓN FINANCIERA	2.200.000
Incremento de otros activos financieros	2.200.000
Incremento de disponibilidades	2.200.000
Incremento de banco	2.200.000
DISMINUCIÓN DE PASIVOS	620.000
Disminución de cuentas y efectos por pagar	560.000
Disminución de cuentas y efectos por pagar a corto plazo	560.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	20.000
Disminución de aportes patronales y retenciones laborales por pagar	40.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	5.000
Disminución de otros aportes patronales por pagar	35.000
Disminución cuentas por pagar a proveedores a corto plazo	500.000
Disminución de otros pasivos	60.000
Disminución de otros pasivos a corto plazo	60.000
DÉFICIT FINANCIERO	330.794.348

A0661

Instituto Nacional de Canalizaciones (INC)

INSTITUTO NACIONAL DE CANALIZACIONES (INC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Nacional de Canalizaciones (INC), fue creado el 27 de junio de 1952, según la Ley de Creación del Instituto Nacional de Canalizaciones. Su finalidad básica, en ese entonces, era velar por la administración, financiamiento, mantenimiento, estudio, construcción, mejoras e inspección de todos los canales de navegación marítimos, lacustres y fluviales, existentes en Venezuela. Su foco de atención, desde su fundación, se centra básicamente en el canal del Lago de Maracaibo, vía de entrada y salida de más del 80% de la producción petrolera venezolana; como en el río Orinoco, canal que permite la salida del material que es producido y exportado por las empresas básicas que conforman a la Corporación Venezolana de Guayana (CVG), contribuyendo de esta manera a la fluidez del intercambio comercial, en el ámbito nacional e internacional.

En el año 2008, surgió un cambio, cuando se promulgó la nueva Ley de Canalización y Mantenimiento de las Vías de Navegación, permitiendo a nuestra Organización integrar y actualizar sus normas para el mejor desarrollo de las actividades que competen a los canales de navegación, en estrecha relación con las demás actividades conexas, haciendo que el Instituto Nacional de Canalizaciones, participe de manera directa en el desarrollo regional donde tiene inherencia. Igualmente, permite de manera directa el desarrollo de objetivos y competencias tanto del órgano rector, para ese momento el Ministerio del Poder Popular para las Obras Públicas y Vivienda como del ente de gestión (Instituto Nacional de Canalizaciones).

El Instituto Nacional de Canalizaciones, se vincula a las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019, con el objetivo de profundizar el desarrollo de la nueva geopolítica nacional y el objetivo estratégico integrar el territorio nacional, mediante los corredores multimodales de infraestructura: transporte terrestre, ferroviario, aéreo, fluvial, energía eléctrica, gas, petróleo, agua y telecomunicaciones para fortalecer la presencia del Estado en las zonas fronterizas. Asimismo, contempla la articulación en las fachadas de integración caribeña, andina y amazónica, con el fin de contribuir a reforzar la independencia y soberanía nacional; estructurando sus planes institucionales hacia la prioridad de competencia dadas por Ley, al Instituto Nacional de Canalizaciones, desarrollando proyectos de mantenimiento, inversión e investigación, para el logro de la misión.

Los proyectos a desarrollar para el logro de sus objetivos son:

- Estudio y desarrollo para la navegabilidad en el Eje Orinoco-Apure-Fase Exploratoria.
- Fortalecimiento de la Plataforma y Seguridad Telemática del INC.
- Implantación y mantenimiento del Sistema de Gestión de la Seguridad Acuática bajo Marco Normativo Internacional "Código IGS".
- Estudio y desarrollo para la navegabilidad en el río San Juan-Fase exploratoria.
- Manejo, disposición. Comercialización socioproductiva de los sedimentos resultantes de la operación de dragado del Río Orinoco.
- Creación de la Escuela de Formación Técnica Institucional.
- Fortalecimiento del proceso de comercialización del INC-Fase 1.

El presupuesto para el Ejercicio Económico Financiero 2016, asciende a Bs. 2.098.985.857, será financiado con ingresos corrientes por Bs. 1.438.094.974, que provendrán de los ingresos por tasas por Bs. 1.108.224.937, de la venta de servicios Bs. 300.277.197 y de intereses por depósitos por Bs. 29.592.840; con ingresos de capital por Bs. 9.461.600, producto del incremento de la depreciación y amortización acumulada; y fuentes financieras por Bs. 651.429.283, correspondiendo a disponibilidades por Bs. 52.972.605, disminución de cuentas por cobrar a corto plazo por Bs. 163.497.214 e incremento de pasivos por Bs. 434.959.464.

Los gastos corrientes se ubican en Bs. 1.884.560.001, orientándose a gastos de personal Bs. 907.864.762 para una plantilla de 1.334 trabajadores, a materiales, suministros y mercancías Bs. 110.433.511, a servicios no personales Bs. 587.539.283, monto éste que incluye los impuestos indirectos Bs. 76.965.385, a la depreciación y amortización del año Bs. 9.461.600, a transferencias Bs. 269.260.845 y a otros gastos Bs. 9.461.600.

Los gastos de capital suman Bs. 214.425.856, de los cuales Bs. 155.508.450 se destinarán a la adquisición de maquinaria, equipos y otros bienes muebles y Bs 3.147.166 para la construcción de bienes del dominio privado y público y Bs. 55.770.240 a la adquisición de paquetes y programas de computación.

Del total del presupuesto se aplicarán Bs. 170.102.890 a la ejecución de proyectos, es decir, 8,1% y a las acciones centralizadas Bs. 1.928.882.967, equivalentes al 91,9%.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.438.094.974**
INGRESOS CORRIENTES ORDINARIOS	1.438.094.974
INGRESOS NO TRIBUTARIOS	1.108.224.937
Tasas	1.108.224.937
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	300.277.197
Venta de otros bienes y servicios	300.277.197
INGRESOS DE LA PROPIEDAD	29.592.840
Intereses	29.592.840
Intereses internos	29.592.840
Intereses por depósitos	29.592.840
INGRESOS DE CAPITAL	**9.461.600**
RECURSOS PROPIOS DE CAPITAL	9.461.600
Incremento de la depreciación y amortización acumuladas	9.461.600
FUENTES FINANCIERAS	**651.429.283**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	216.469.819
Disminución de otros activos financieros	216.469.819
Disminución de disponibilidades	52.972.605
Disminución de bancos	7.972.605
Disminución de inversiones temporales	45.000.000
Disminución de cuentas por cobrar a corto plazo	163.497.214
Disminución de cuentas comerciales por cobrar a corto plazo	163.497.214
INCREMENTO DE PASIVOS	434.959.464
Incremento de cuentas y efectos por pagar	434.959.464
Incremento de cuentas y efectos por pagar a corto plazo	434.959.464
Incremento cuentas por pagar a proveedores a corto plazo	434.959.464
TOTAL RECURSOS	**2.098.985.857**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.884.560.001**
GASTOS DE CONSUMO	1.611.213.156
Remuneraciones	907.864.762
Sueldos, salarios y otras retribuciones	156.890.741
Beneficios y complementos de sueldos y salarios	89.773.153
Aportes patronales	18.441.063
Prestaciones sociales y otras indemnizaciones	32.141.163
Asistencia socioeconómica	587.137.364
Otros gastos de personal	23.481.278
Compra de bienes y servicios	616.921.409
Bienes de consumo	110.433.511
Servicios no personales	506.487.898
Impuestos indirectos	76.965.385
Depreciación y amortización	9.461.600
GASTOS DE LA PROPIEDAD	4.086.000
Derechos sobre bienes intangibles	4.086.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	269.260.845
Al sector privado	254.260.845
Transferencias corrientes al sector privado	254.160.845
Directas a personas	254.160.845
Pensiones y otros beneficios asociados	65.035.821
Jubilaciones y otros beneficios asociados	189.017.024
Otras transferencias directas a personas	108.000
Donaciones corrientes al sector privado	100.000
Donaciones a personas	100.000
Al sector público	15.000.000
Transferencias corrientes al sector público	15.000.000
A los entes descentralizados sin fines empresariales para sus gastos	15.000.000
GASTOS DE CAPITAL	**214.425.856**
INVERSIÓN REAL DIRECTA	214.425.856
Formación bruta de capital fijo	158.655.616
Maquinaria, equipos y otros bienes muebles	155.508.450
Construcciones de bienes de dominio privado	2.547.166
Construcciones de bienes de dominio público	600.000
Bienes intangibles	55.770.240
TOTAL EGRESOS	**2.098.985.857**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos							Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos						Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones						
							De la República		De los Entes Descentralizados	Otras			
							Proyectos por Endeudamiento	Otras					
128518	Estudio y desarrollo para la navegabilidad en el Eje Orinoco-Apure-fase exploratoria	Estudio	4			1.158.300							1.158.300
128524	Fortalecimiento de la plataforma y seguridad telemática del INC.	Plataforma Tecnológica	1			85.279.700							85.279.700
128526	Implantación y mantenimiento del sistema de gestión de la seguridad acuática bajo marco normativo internacional "Código IGS".	Sistema	1			3.059.740							3.059.740
128527	Estudio y desarrollo para la navegabilidad en el río San Juan-fase exploratoria	Estudio	3			1.238.230							1.238.230
128567	Manejo, disposición. comercialización socioproductiva de los sedimentos resultantes de la operación de dragado del Río Orinoco	Metro Cúbico	150.000			5.822.800							5.822.800
128654	Creación de la Escuela de Formación Técnica Institucional	Escuela	1			60.830.200							60.830.200
128659	Fortalecimiento del proceso de comercialización del INC-Fase 1	Sistema	1			12.713.920							12.713.920
TOTAL						170.102.890							170.102.890

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	913.492.420						913.492.420
02	Gestión Administrativa	109.908.419					651.429.283	761.337.702
03	Previsión y Protección Social	254.052.845						254.052.845
	TOTAL	1.277.453.684					651.429.283	1.928.882.967

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**269**	**483**	**432**	**1.184**	**79.841.676**	**4.346.016**	**84.187.692**
Alto Nivel y de Dirección	1			1	89.060		89.060
Directivo	4	10	5	19	1.776.143.		1.776.143
Profesional y Técnico	166	232	218	616	42.512.157	599.080	43.111.237
Personal Administrativo	91	86	64	241	16.629.684	234.345	16.864.029
Personal Médico	4	2	11	17	1.176.202	16.575	1.192.777
Obrero	3	153	134	290	17.658.430	3.496.016	21.154.446
Personal Contratado	**71**	**79**		**150**	**12.220.359**		**12.220.359**
Profesional y Técnico	34	29		63	4.936.455		4.936.455
Personal Administrativo	29	38		67	5.250.194		5.250.194
Personal Médico	8	2		10	783.250		783.250
Obrero		10		10	1.250.460		1.250.460
TOTAL	**340**	**562**	**432**	**1.334**	**92.062.035**	**4.346.016**	**96.408.051**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**82**	**558**	**640**	**189.017.024**
Empleados	73	153	226	66.798.616
Obreros	9	405	414	122.218.408
Pensionados	**156**	**39**	**195**	**65.035.821**
Empleados	98	31	129	20.466.773
Obreros	58	8	66	44.569.048
TOTAL	**238**	**597**	**835**	**254.052.845**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	907.864.762
4.02	Materiales, suministros y mercancías	110.433.511
4.03	Servicios no personales	587.539.283
4.04	Activos reales	214.425.856
4.07	Transferencias y donaciones	269.260.845
4.08	Otros gastos	9.461.600
	TOTAL	**2.098.985.857**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.438.094.974**
INGRESOS CORRIENTES ORDINARIOS	1.438.094.974
INGRESOS NO TRIBUTARIOS	1.108.224.937
Tasas	1.108.224.937
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	300.277.197
Venta de otros bienes y servicios	300.277.197
INGRESOS DE LA PROPIEDAD	29.592.840
Intereses	29.592.840
Intereses internos	29.592.840
Intereses por depósitos	29.592.840
1.2 GASTOS CORRIENTES	**1.884.560.001**
GASTOS DE CONSUMO	1.611.213.156
Remuneraciones	907.864.762
Sueldos, salarios y otras retribuciones	156.890.741
Beneficios y complementos de sueldos y salarios	89.773.153
Aportes patronales	18.441.063
Prestaciones sociales y otras indemnizaciones	32.141.163
Asistencia socioeconómica	587.137.364
Otros gastos de personal	23.481.278
Compra de bienes y servicios	616.921.409
Bienes de consumo	110.433.511
Servicios no personales	506.487.898
Impuestos indirectos	76.965.385
Depreciación y amortización	9.461.600
GASTOS DE LA PROPIEDAD	4.086.000
Derechos sobre bienes intangibles	4.086.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	269.260.845
Al sector privado	254.260.845
Transferencias corrientes al sector privado	254.160.845
Directas a personas	254.160.845
Pensiones y otros beneficios asociados	65.035.821
Jubilaciones y otros beneficios asociados	189.017.024
Otras transferencias directas a personas	108.000
Donaciones corrientes al sector privado	100.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Donaciones a personas	100.000
Al sector público	15.000.000
Transferencias corrientes al sector público	15.000.000
A los entes descentralizados sin fines empresariales para sus gastos	15.000.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(446.465.027)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(437.003.427)**
RECURSOS PROPIOS DE CAPITAL	(437.003.427)
(Desahorro) en cuenta corriente	(446.465.027)
Incremento de la depreciación y amortización acumuladas	9.461.600
2.2 GASTOS DE CAPITAL	**214.425.856**
INVERSIÓN REAL DIRECTA	214.425.856
Formación bruta de capital fijo	158.655.616
Maquinaria, equipos y otros bienes muebles	155.508.450
Construcciones de bienes de dominio privado	2.547.166
Construcciones de bienes de dominio público	600.000
Bienes intangibles	55.770.240
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(651.429.283)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**651.429.283**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	216.469.819
Disminución de otros activos financieros	216.469.819
Disminución de disponibilidades	52.972.605
Disminución de bancos	7.972.605
Disminución de inversiones temporales	45.000.000
Disminución de cuentas por cobrar a corto plazo	163.497.214
Disminución de cuentas comerciales por cobrar a corto plazo	163.497.214
INCREMENTO DE PASIVOS	434.959.464
Incremento de cuentas y efectos por pagar	434.959.464
Incremento de cuentas y efectos por pagar a corto plazo	434.959.464
Incremento cuentas por pagar a proveedores a corto plazo	434.959.464
3.2 APLICACIONES FINANCIERAS	**651.429.283**
DÉFICIT FINANCIERO	651.429.283

A0900

Ente Nacional del Gas (ENAGAS)

ENTE NACIONAL DEL GAS (ENAGAS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Ente Nacional del Gas (Enagas), cuya creación fue autorizada mediante Decreto Nº 310 con Rango y Fuerza de Ley Orgánica de Hidrocarburos Gaseosos, publicada en la Gaceta Oficial de la República de Venezuela Nº 36.793 del 23 de septiembre de 1999, como el instrumento del estado para promover el desarrollo y la competencia en el sector gas, conectando al sector productor de gas con los sectores consumidores, velando por los derechos de los usuarios, bajo normas y reglas definidas, que incentiven el desarrollo y los negocios del gas, en un ambiente de confianza, seguridad y competencia.

Su principal objetivo, es promover el desarrollo del sector gasífero y la competencia en todas las fases de la industria de los hidrocarburos gaseosos relacionadas con las actividades de transporte, distribución, así como coadyuvar en la coordinación y salvaguarda de dichas actividades.

El Ente Nacional del Gas, asume las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019, en este sentido, promoverá la diversificación del mercado energético en donde el gas ocupa el primer renglón como fuente de energía primaria.

Para Enagas, es prioritario el desarrollo de las reservas de gas asegurando la cobertura de los costos sociales asociados, fundamentado en el eficiente uso de la energía, asegurando el suministro energético a la Nación, al menor costo posible para los usuarios, bajo condiciones económicas razonables para los agentes y no discriminatorias para los consumidores, bajo estándares de confiabilidad, seguridad y calidad.

El presupuesto del Ente para el Ejercicio Económico Financiero 2016, asciende a Bs. 64.009.625, y será financiado con ingresos corrientes por Bs. 63.661.625, que provendrán de la transferencia del Ministerio del Poder Popular de Petróleo y Minería e ingresos de capital por Bs. 348.000 producto del incremento de la depreciación y amortización acumulada.

Los gastos corrientes se ubican en Bs. 64.009.625, orientándose a gastos de personal Bs. 46.361.948 para una plantilla de 102 trabajadores, a materiales, suministros y mercancías Bs. 5.292.022, a servicios no personales Bs. 7.487.103, monto éste que incluye los impuestos indirectos por Bs. 1.484.241, a la depreciación y amortización del año Bs. 348.000, y a transferencias y donaciones Bs. 4.520.552.

El total del presupuesto se aplicará a las acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**63.661.625**
INGRESOS CORRIENTES ORDINARIOS	63.661.625
TRANSFERENCIAS CORRIENTES	63.661.625
Transferencias corrientes del sector público	63.661.625
Transferencias corrientes internas recibidas del sector público	63.661.625
De la República	63.661.625
INGRESOS DE CAPITAL	**348.000**
RECURSOS PROPIOS DE CAPITAL	348.000
Incremento de la depreciación y amortización acumuladas	348.000
TOTAL RECURSOS	**64.009.625**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**64.009.625**
GASTOS DE CONSUMO	59.489.073
Remuneraciones	46.361.948
Sueldos, salarios y otras retribuciones	21.972.407
Beneficios y complementos de sueldos y salarios	15.225.946
Aportes patronales	5.385.001
Asistencia socioeconómica	3.554.344
Otros gastos de personal	224.250
Compra de bienes y servicios	11.294.884
Bienes de consumo	5.292.022
Servicios no personales	6.002.862
Impuestos indirectos	1.484.241
Depreciación y amortización	348.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.520.552
Al sector privado	4.520.552
Transferencias corrientes al sector privado	4.520.552
Directas a personas	4.520.552
Pensiones y otros beneficios asociados	1.439.952
Jubilaciones y otros beneficios asociados	3.080.600
TOTAL EGRESOS	**64.009.625**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos - Ingresos - Ingresos Propios	Transferencias y Donaciones - De la República - Proyectos por Endeudamiento	Transferencias y Donaciones - De la República - Otras	Transferencias y Donaciones - De los Entes Descentralizados	Transferencias y Donaciones - Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			46.361.948				46.361.948
02	Gestión Administrativa	348.000		12.779.125				13.127.125
03	Previsión y Protección Social			4.520.552				4.520.552
	TOTAL	348.000		63.661.625				64.009.625

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**39**	**51**	**2**	**92**	**10.721.458**		**10.721.458**
Alto Nivel y de Dirección		5		5	1.168.916		1.168.916
Directivo	2	6	1	9	2.691.843		2.691.843
Profesional y Técnico	32	31		63	5.869.812		5.869.812
Personal Administrativo	5		1	6	356.875		356.875
Obrero		9		9	634.012		634.012
Personal Contratado	**5**	**5**		**10**	**857.034**		**857.034**
Personal Administrativo	5	5		10	857.034		857.034
TOTAL	**44**	**56**	**2**	**102**	**11.578.492**		**11.578.492**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**2**	**4**	**6**	**3.080.600**
Alto Nivel y de Dirección		1	1	337.760
Empleados	2	2	4	2.501.764
Obreros		1	1	241.076
Pensionados	**2**	**2**	**4**	**1.439.952**
Alto Nivel y de Dirección	2	1	3	1.238.377
Obreros		1	1	201.575
TOTAL	4	6	10	**4.520.552**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	46.361.948
4.02	Materiales, suministros y mercancías	5.292.022
4.03	Servicios no personales	7.487.103
4.07	Transferencias y donaciones	4.520.552
4.08	Otros gastos	348.000
	TOTAL	64.009.625

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**63.661.625**
INGRESOS CORRIENTES ORDINARIOS	63.661.625
TRANSFERENCIAS CORRIENTES	63.661.625
Transferencias corrientes del sector público	63.661.625
Transferencias corrientes internas recibidas del sector público	63.661.625
De la República	63.661.625
Ministerio del Poder Popular de Petróleo y Minería	63.661.625
- Recursos Ordinarios	63.661.625
1.2 GASTOS CORRIENTES	**64.009.625**
GASTOS DE CONSUMO	59.489.073
Remuneraciones	46.361.948
Sueldos, salarios y otras retribuciones	21.972.407
Beneficios y complementos de sueldos y salarios	15.225.946
Aportes patronales	5.385.001
Asistencia socioeconómica	3.554.344
Otros gastos de personal	224.250
Compra de bienes y servicios	11.294.884
Bienes de consumo	5.292.022
Servicios no personales	6.002.862
Impuestos indirectos	1.484.241
Depreciación y amortización	348.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.520.552
Al sector privado	4.520.552
Transferencias corrientes al sector privado	4.520.552
Directas a personas	4.520.552
Pensiones y otros beneficios asociados	1.439.952
Jubilaciones y otros beneficios asociados	3.080.600
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(348.000)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**0**
(Desahorro) en cuenta corriente	(348.000)
Incremento de la depreciación y amortización acumuladas	348.000
2.2 GASTOS DE CAPITAL	**0**
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0956

Servicio Autónomo de Metrología de Hidrocarburos

SERVICIO AUTÓNOMO DE METROLOGÍA DE HIDROCARBUROS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Servicio Autónomo de Metrología de Hidrocarburos (Samh), creado sin personalidad jurídica, con autonomía funcional y financiera e integrado al Ministerio del Poder Popular de Petróleo y Minería, bajo cuya supervisión funciona, mediante la promulgación en Gaceta Oficial de la República Bolivariana de Venezuela N° 38.688 del 22 de mayo del 2007 y facultado mediante la resolución N° 068 publicada en Gaceta Oficial de la República Bolivariana de Venezuela N° 38.894, para fiscalizar debidamente en puertos o terminales de embarques los trámites y operaciones relativos a la comercialización de los hidrocarburos naturales y sus derivados, a objeto que las cantidades y calidades reflejadas en la documentación respectiva, sirvan de base a todos los efectos previstos en la Ley Orgánica de Hidrocarburos.

En este contexto, el presupuesto para el Ejercicio Económico Financiero 2016, ha sido diseñado para el desarrollo de un conjunto de estrategias orientadas al crecimiento y desarrollo sustentable de la institución. A través de la planificación plasmada en este instrumento se solventaran necesidades fundamentales como la dotación de implementos de seguridad en los terminales de embarque a nivel nacional, conservación de la flota vehicular, adiestramiento para el personal y suministro de equipos que contribuirán a la optimización del servicio prestado y a la ejecución cabal de todas las actividades asignadas a la institución, a través de la normativa legal. Asegurando los medios para medir con precisión y efectividad los volúmenes de hidrocarburos sujetos a fiscalización.

El presupuesto del Servicio para el Ejercicio Económico Financiero 2016, asciende a Bs. 99.639.547, el cual será financiado con transferencia del Ministerio del Poder Popular de Petróleo y Minería por Bs. 76.253.635, con ingresos por venta de bienes y servicios por Bs. 22.981.920 y con ingresos de capital por Bs. 403.992, producto del incremento en la depreciación y amortización acumulada.

Los gastos corrientes se ubican en Bs. 94.294.977, orientándose a gastos de personal Bs. 60.306.745 para una plantilla de 477 trabajadores, a materiales, suministros y mercancías Bs. 20.189.290, por servicios no personales 13.394.950, y a otros gastos Bs. 403.992. Los gastos de capital suman Bs. 4.039.920, y las aplicaciones financieras Bs. 1.304.650 de los cuales Bs. 403.992 corresponden a incremento de disponibilidades en banco y Bs. 900.658 a disminución de pasivos.

Del monto total del presupuesto de gastos, el 13,0% es decir, Bs. 12.960.059 estarán dirigidos al proyecto y el restante 87,0% Bs. 86.679.488 a las acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**99.235.555**
INGRESOS CORRIENTES ORDINARIOS	99.235.555
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	22.981.920
Venta de otros bienes y servicios	22.981.920
TRANSFERENCIAS CORRIENTES	76.253.635
Transferencias corrientes del sector público	76.253.635
Transferencias corrientes internas recibidas del sector público	76.253.635
De la República	76.253.635
INGRESOS DE CAPITAL	**403.992**
RECURSOS PROPIOS DE CAPITAL	403.992
Incremento de la depreciación y amortización acumuladas	403.992
TOTAL RECURSOS	**99.639.547**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**94.294.977**
GASTOS DE CONSUMO	94.294.977
Remuneraciones	60.306.745
Sueldos, salarios y otras retribuciones	20.823.335
Beneficios y complementos de sueldos y salarios	23.867.667
Aportes patronales	3.379.797
Prestaciones sociales y otras indemnizaciones	5.536.543
Asistencia socioeconómica	6.699.403
Compra de bienes y servicios	29.456.582
Bienes de consumo	20.189.290
Servicios no personales	9.267.292
Impuestos indirectos	4.127.658
Depreciación y amortización	403.992
GASTOS DE CAPITAL	**4.039.920**
INVERSIÓN REAL DIRECTA	4.039.920
Formación bruta de capital fijo	4.039.920
Maquinaria, equipos y otros bienes muebles	4.039.920
APLICACIONES FINANCIERAS	**1.304.650**
INVERSIÓN FINANCIERA	403.992
Incremento de otros activos financieros	403.992
Incremento de disponibilidades	403.992
Incremento de bancos	403.992
DISMINUCIÓN DE PASIVOS	900.658
Disminución de cuentas y efectos por pagar	900.658
Disminución de cuentas y efectos por pagar a corto plazo	900.658
Disminución cuentas por pagar a proveedores a corto plazo	900.658
TOTAL EGRESOS	**99.639.547**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
128534	Expandir la presencia del Samh a las diversas plantas de llenado del país en observación al marco legal que establece como competencia del ente la certificación de volúmenes de hidrocarburos en toda la cadena de producción y comercialización	Planta	5			1.779.974		11.180.085				12.960.059
TOTAL						1.779.974		11.180.085				12.960.059

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			54.996.865				54.996.865
02	Gestión Administrativa	21.605.938		10.076.685				31.682.623
TOTAL		21.605.938		65.073.550				86.679.488

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**134**	**240**	**103**	**477**	**11.462.447**		**11.462.447**
Alto Nivel y de Dirección		1		1	22.265		22.265
Directivo			24	24	534.361		534.361
Profesional y Técnico	83	107	57	247	6.151.486		6.151.486
Personal Administrativo	50	99	13	162	3.699.624		3.699.624
Obrero	1	33	9	43	1.054.711		1.054.711
TOTAL	134	240	103	477	11.462.447		11.462.447

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	60.306.745
4.02	Materiales, suministros y mercancias	20.189.290
4.03	Servicios no personales	13.394.950
4.04	Activos reales	4.039.920
4.05	Activos financieros	403.992
4.08	Otros gastos	403.992
4.11	Disminución de pasivos	900.658
	TOTAL	99.639.547

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**99.235.555**
INGRESOS CORRIENTES ORDINARIOS	99.235.555
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	22.981.920
Venta de otros bienes y servicios	22.981.920
TRANSFERENCIAS CORRIENTES	76.253.635
Transferencias corrientes del sector público	76.253.635
Transferencias corrientes internas recibidas del sector público	76.253.635
De la República	76.253.635
Ministerio del Poder Popular de Petróleo y Minería	76.253.635
– Recursos Ordinarios	76.253.635
1.2 GASTOS CORRIENTES	**94.294.977**
GASTOS DE CONSUMO	94.294.977
Remuneraciones	60.306.745
Sueldos, salarios y otras retribuciones	20.823.335
Beneficios y complementos de sueldos y salarios	23.867.667
Aportes patronales	3.379.797
Prestaciones sociales y otras indemnizaciones	5.536.543
Asistencia socioeconómica	6.699.403
Compra de bienes y servicios	29.456.582
Bienes de consumo	20.189.290
Servicios no personales	9.267.292
Impuestos indirectos	4.127.658
Depreciación y amortización	403.992
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**4.940.578**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**5.344.570**
RECURSOS PROPIOS DE CAPITAL	5.344.570
Ahorro en cuenta corriente	4.940.578
Incremento de la depreciación y amortización acumuladas	403.992
2.2 GASTOS DE CAPITAL	**4.039.920**
INVERSIÓN REAL DIRECTA	4.039.920
Formación bruta de capital fijo	4.039.920
Maquinaria, equipos y otros bienes muebles	4.039.920
2.3 RESULTADO FINANCIERO : SUPERAVIT	**1.304.650**

INSTITUTO AUTÓNOMO BIBLIOTECA NACIONAL Y DE SERVICIOS DE BIBLIOTECAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Biblioteca Nacional fue creada el 13 de julio de 1933, en la actualidad tiene la personalidad jurídica de Instituto Autónomo, establecido mediante ley promulgada el 27 de julio de 1977 y funciona bajo la adscripción del Ministerio del Poder Popular para la Cultura.

El Instituto Autónomo Biblioteca Nacional y de Servicios de Bibliotecas, tiene la misión de promover, planificar, asesorar, coordinar y mantener el desarrollo de los servicios de bibliotecas públicas; así como organizar, preservar y difundir el acervo bibliográfico, no bibliográfico y audiovisual que registra la memoria nacional y la información universal relevante, con el fin de proporcionar a los diferentes sectores de la población, el libre acceso a los conocimientos e información para atender sus necesidades de formación y de actualización, contribuyendo con el desarrollo político, social y cultural del país.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**581.075.282**
INGRESOS CORRIENTES ORDINARIOS	581.075.282
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.216.900
Venta de otros bienes y servicios	1.216.900
TRANSFERENCIAS CORRIENTES	579.858.382
Transferencias corrientes del sector público	579.858.382
Transferencias corrientes internas recibidas del sector público	579.858.382
De la República	579.858.382
INGRESOS DE CAPITAL	**962.739**
RECURSOS PROPIOS DE CAPITAL	962.739
Incremento de la depreciación y amortización acumuladas	962.739
FUENTES FINANCIERAS	**1.914.752**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.914.752
Disminución de otros activos financieros	1.914.752
Disminución de disponibilidades	1.914.752
Disminución de bancos	1.914.752
TOTAL RECURSOS	**583.952.773**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**541.973.903**
GASTOS DE CONSUMO	494.764.876
Remuneraciones	407.169.965
Sueldos, salarios y otras retribuciones	134.549.925
Beneficios y complementos de sueldos y salarios	123.321.842
Aportes patronales	32.660.891
Prestaciones sociales y otras indemnizaciones	77.985.538
Asistencia socioeconómica	38.651.769
Compra de bienes y servicios	71.123.925
Bienes de consumo	39.251.310
Servicios no personales	31.872.615
Impuestos indirectos	15.508.247
Depreciación y amortización	962.739
TRANSFERENCIAS Y DONACIONES CORRIENTES	47.209.027
Al sector privado	47.209.027
Transferencias corrientes al sector privado	47.209.027
Directas a personas	47.209.027
Pensiones y otros beneficios asociados	16.205.920
Jubilaciones y otros beneficios asociados	31.003.107
GASTOS DE CAPITAL	**41.978.870**
INVERSIÓN REAL DIRECTA	41.978.870
Formación bruta de capital fijo	41.978.870
Maquinaria, equipos y otros bienes muebles	41.478.870
Construcciones de bienes de dominio privado	300.000
Construcciones de bienes de dominio público	200.000
TOTAL EGRESOS	**583.952.773**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género: Fem.	Meta: Género: Masc.	Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
128133	Transformación de los servicios bibliotecarios de la Biblioteca Nacional de Venezuela	servicio	83					383.848.110				383.848.110
	TOTAL							383.848.110				383.848.110

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			95.159.768				95.159.768
02	Gestión Administrativa	2.179.639		53.641.477			1.914.752	57.735.868
03	Previsión y Protección Social			47.209.027				47.209.027
	TOTAL	2.179.639		196.010.272			1.914.752	200.104.663

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**612**	**448**	**138**	**1.198**	**82.757.220**	**27.072.830**	**109.830.050**
Alto Nivel y de Dirección			1	1	187.200		187.200
Directivo	14	18	43	75	5.581.394		5.581.394
Profesional y Técnico	306	171	56	533	39.665.109	13.499.960	53.165.069
Personal Administrativo	194	96	27	317	23.590.695	8.029.057	31.619.752
Personal Médico	10	1	2	13	967.442	329.267	1.296.709
Obrero	88	162	9	259	12.765.380	5.214.546	17.979.926
Personal Contratado	**50**	**43**		**93**	**3.512.332**		**3.512.332**
Profesional y Técnico	50	43		93	3.512.332		3.512.332
TOTAL	**662**	**491**	**138**	**1.291**	**86.269.552**	**27.072.830**	**113.342.382**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**181**	**70**	**251**	**31.003.107**
Empleados	147	35	182	22.480.340
Obreros	34	35	69	8.522.767
Pensionados	**73**	**15**	**88**	**16.205.920**
Empleados	73	15	88	16.205.920
TOTAL	**254**	**85**	**339**	**47.209.027**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	407.169.965
4.02	Materiales, suministros y mercancías	39.251.310
4.03	Servicios no personales	47.380.862
4.04	Activos reales	41.978.870
4.07	Transferencias y donaciones	47.209.027
4.08	Otros gastos	962.739
	TOTAL	**583.952.773**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**581.075.282**
INGRESOS CORRIENTES ORDINARIOS	581.075.282
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.216.900
Venta de otros bienes y servicios	1.216.900
TRANSFERENCIAS CORRIENTES	579.858.382
Transferencias corrientes del sector público	579.858.382
Transferencias corrientes internas recibidas del sector público	579.858.382
De la República	579.858.382
Ministerio del Poder Popular para la Cultura	579.858.382
Recursos Ordinarios	579.858.382
1.2 GASTOS CORRIENTES	**541.973.903**
GASTOS DE CONSUMO	494.764.876
Remuneraciones	407.169.965
Sueldos, salarios y otras retribuciones	134.549.925
Beneficios y complementos de sueldos y salarios	123.321.842
Aportes patronales	32.660.891
Prestaciones sociales y otras indemnizaciones	77.985.538
Asistencia socioeconómica	38.651.769
Compra de bienes y servicios	71.123.925
Bienes de consumo	39.251.310
Servicios no personales	31.872.615
Impuestos indirectos	15.508.247
Depreciación y amortización	962.739
TRANSFERENCIAS Y DONACIONES CORRIENTES	47.209.027
Al sector privado	47.209.027
Transferencias corrientes al sector privado	47.209.027
Directas a personas	47.209.027
Pensiones y otros beneficios asociados	16.205.920
Jubilaciones y otros beneficios asociados	31.003.107
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**39.101.379**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**40.064.118**
RECURSOS PROPIOS DE CAPITAL	40.064.118
Ahorro en cuenta corriente	39.101.379
Incremento de la depreciación y amortización acumuladas	962.739

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2.2 GASTOS DE CAPITAL	**41.978.870**
INVERSIÓN REAL DIRECTA	41.978.870
Formación bruta de capital fijo	41.978.870
Maquinaria, equipos y otros bienes muebles	41.478.870
Construcciones de bienes de dominio privado	300.000
Construcciones de bienes de dominio público	200.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.914.752)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**1.914.752**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.914.752
Disminución de otros activos financieros	1.914.752
Disminución de disponibilidades	1.914.752
Disminución de bancos	1.914.752
3.2 APLICACIONES FINANCIERAS	**1.914.752**
DÉFICIT FINANCIERO	1.914.752

A0150

Instituto del Patrimonio Cultural

INSTITUTO DEL PATRIMONIO CULTURAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto del Patrimonio Cultural tiene como objetivo, identificar, preservar, rehabilitar, defender y consolidar las obras, conjuntos y lugares creados por las costumbres de origen natural, que se encuentren en el territorio de la República y que por su contenido natural constituyen elementos de nuestra identidad nacional.

Para el Ejercicio Económico Financiero 2016, el Instituto tiene prevista la ejecución de cuatro (4) proyectos: "Registro del patrimonio cultural de Venezuela para la prevención y control del tráfico ilícito de bienes culturales", "Restauración y adecuación de la infraestructura patrimonial cultural del país", "Protección Integral del Patrimonio Cultural de los pueblos y comunidades indígenas" y "Consolidar la gestión del Instituto del Patrimonio Cultural, en la preservación de los bienes patrimoniales materiales e inmateriales del país". Con los cuales prevé realizar 10 registros, crear 3 obras, efectuar 5 expedientes y ejecutar 350 asistencias técnicas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**123.810.515**
INGRESOS CORRIENTES ORDINARIOS	123.810.515
TRANSFERENCIAS CORRIENTES	123.810.515
Transferencias corrientes del sector público	123.810.515
Transferencias corrientes internas recibidas del sector público	123.810.515
De la República	123.810.515
INGRESOS DE CAPITAL	**393.125**
RECURSOS PROPIOS DE CAPITAL	393.125
Incremento de la depreciación y amortización acumuladas	393.125
TOTAL RECURSOS	**124.203.640**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**106.840.184**
GASTOS DE CONSUMO	106.444.184
Remuneraciones	52.485.091
Sueldos, salarios y otras retribuciones	23.978.289
Beneficios y complementos de sueldos y salarios	13.593.568
Aportes patronales	3.308.211
Prestaciones sociales y otras indemnizaciones	5.556.532
Asistencia socioeconómica	6.048.491
Compra de bienes y servicios	45.210.519
Bienes de consumo	12.685.284
Servicios no personales	32.525.235
Impuestos indirectos	8.355.449
Depreciación y amortización	393.125
TRANSFERENCIAS Y DONACIONES CORRIENTES	396.000
Al sector privado	396.000
Transferencias corrientes al sector privado	396.000
Directas a personas	396.000
Pensiones y otros beneficios asociados	396.000
GASTOS DE CAPITAL	**17.363.456**
INVERSIÓN REAL DIRECTA	17.363.456
Formación bruta de capital fijo	17.363.456
Construcciones de bienes de dominio privado	17.363.456
TOTAL EGRESOS	**124.203.640**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
128045	Registro del patrimonio cultural de Venezuela para la prevención y control del tráfico ilícito de bienes culturales.	registro	10					9.041.320				9.041.320
128060	Restauración y adecución de la infraestructura patrimonial cultural del país	obra	3					37.753.736				37.753.736
128061	Protección Integral del Patrimonio Cultural de los pueblos y comunidades indígenas	expediente	5					2.469.597				2.469.597
128112	Consolidar la gestión del Instituto del Patrimonio Cultural, en la preservación de los bienes patrimoniales materiales e inmateriales del país.	asistencia técnica	350					39.474.826				39.474.826
	TOTAL							88.739.479				88.739.479

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			29.037.693				29.037.693
02	Gestión Administrativa	393.125		6.033.343				6.426.468
	TOTAL	393.125		35.071.036				35.464.161

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	48	33		81	5.773.362	336.486	6.109.848
Alto Nivel y de Dirección		1		1	74.217		74.217
Profesional y Técnico	37	20		57	4.072.833	183.391	4.256.224
Personal Administrativo	11	12		23	1.626.312	153.095	1.779.407
Personal Contratado	32	32		64	3.993.892		3.993.892
Profesional y Técnico	23	17		40	2.353.700		2.353.700
Personal Administrativo	9	15		24	1.640.192		1.640.192
TOTAL	80	65		145	9.767.254	336.486	10.103.740

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	52.485.091
4.02	Materiales, suministros y mercancias	12.685.284
4.03	Servicios no personales	40.880.684
4.04	Activos reales	17.363.456
4.07	Transferencias y donaciones	396.000
4.08	Otros gastos	393.125
	TOTAL	124.203.640

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**123.810.515**
INGRESOS CORRIENTES ORDINARIOS	123.810.515
TRANSFERENCIAS CORRIENTES	123.810.515
Transferencias corrientes del sector público	123.810.515
Transferencias corrientes internas recibidas del sector público	123.810.515
De la República	123.810.515
Ministerio del Poder Popular para la Cultura	123.810.515
Recursos Ordinarios	123.810.515
1.2 GASTOS CORRIENTES	**106.840.184**
GASTOS DE CONSUMO	106.444.184
Remuneraciones	52.485.091
Sueldos, salarios y otras retribuciones	23.978.289
Beneficios y complementos de sueldos y salarios	13.593.568
Aportes patronales	3.308.211
Prestaciones sociales y otras indemnizaciones	5.556.532
Asistencia socioeconómica	6.048.491
Compra de bienes y servicios	45.210.519
Bienes de consumo	12.685.284
Servicios no personales	32.525.235
Impuestos indirectos	8.355.449
Depreciación y amortización	393.125
TRANSFERENCIAS Y DONACIONES CORRIENTES	396.000
Al sector privado	396.000
Transferencias corrientes al sector privado	396.000
Directas a personas	396.000
Pensiones y otros beneficios asociados	396.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**16.970.331**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**17.363.456**
RECURSOS PROPIOS DE CAPITAL	17.363.456
Ahorro en cuenta corriente	16.970.331
Incremento de la depreciación y amortización acumuladas	393.125

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2.2 GASTOS DE CAPITAL	**17.363.456**
INVERSIÓN REAL DIRECTA	17.363.456
Formación bruta de capital fijo	17.363.456
Construcciones de bienes de dominio privado	17.363.456
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0158

Compañía Nacional de Teatro

COMPAÑÍA NACIONAL DE TEATRO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Compañía Nacional de Teatro fue creada mediante Decreto N° 133 del 22 de mayo de 1984, publicado en la Gaceta Oficial de la República de Venezuela N° 32.982.

La actividad principal de la Compañía Nacional de Teatro, es apoyar la labor de los profesionales que han contribuido al desarrollo del teatro venezolano, la promoción y capacitación de nuevos valores.

Para el Ejercicio Económico Financiero 2016, el ente prevé alcanzar sus metas a través del Proyecto "Fortalecimiento de la Actividad Teatral y Circense en Venezuela" con el cual realizará 165 talleres teatrales y circenses para todos los venezolanos.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**74.314.860**
INGRESOS CORRIENTES ORDINARIOS	74.314.860
TRANSFERENCIAS CORRIENTES	74.314.860
Transferencias corrientes del sector público	74.314.860
Transferencias corrientes internas recibidas del sector público	74.314.860
De la República	74.314.860
INGRESOS DE CAPITAL	**395.000**
RECURSOS PROPIOS DE CAPITAL	395.000
Incremento de la depreciación y amortización acumuladas	395.000
TOTAL RECURSOS	**74.709.860**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**73.179.860**
GASTOS DE CONSUMO	55.064.424
Remuneraciones	21.350.920
Sueldos, salarios y otras retribuciones	13.433.783
Beneficios y complementos de sueldos y salarios	3.926.414
Aportes patronales	1.011.555
Prestaciones sociales y otras indemnizaciones	1.442.535
Asistencia socioeconómica	1.536.633
Compra de bienes y servicios	28.878.258
Bienes de consumo	5.381.506
Servicios no personales	23.496.752
Impuestos indirectos	4.440.246
Depreciación y amortización	395.000
GASTOS DE LA PROPIEDAD	20.000
Derechos sobre bienes intangibles	20.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	18.095.436
Al sector privado	18.095.436
Transferencias corrientes al sector privado	18.045.436
Directas a personas	145.436
Jubilaciones y otros beneficios asociados	145.436
A instituciones sin fines de lucro	12.000.000
Otras transferencias corrientes internas al sector privado	5.900.000
Donaciones corrientes al sector privado	50.000
Donaciones a personas	50.000
GASTOS DE CAPITAL	**1.530.000**
INVERSIÓN REAL DIRECTA	1.530.000
Formación bruta de capital fijo	1.480.000
Maquinaria, equipos y otros bienes muebles	1.480.000
Bienes intangibles	50.000
TOTAL EGRESOS	**74.709.860**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
128046	Fortalecimiento de la Actividad Teatral y Circense en Venezuela	taller	165					58.251.887				58.251.887
	TOTAL							58.251.887				58.251.887

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			7.955.496				7.955.496
02	Gestión Administrativa	395.000		7.962.041				8.357.041
03	Previsión y Protección Social			145.436				145.436
	TOTAL	395.000		16.062.973				16.457.973

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**34**	**24**		**58**	**2.473.011**	**624.384**	**3.097.395**
Alto Nivel y de Dirección		1		1	44.532	37.800	82.332
Directivo	13	13		26	1.103.949	351.486	1.455.435
Profesional y Técnico	6	4		10	424.595	114.907	539.502
Personal Administrativo	13	4		17	721.813	116.795	838.608
Obrero	2	2		4	178.122	3.396	181.518
Personal Contratado	**11**	**20**		**31**	**3.642.716**		**3.642.716**
Profesional y Técnico	7	13		20	2.350.139		2.350.139
Personal Administrativo	4	7		11	1.292.577		1.292.577
TOTAL	**45**	**44**		**89**	**6.115.727**	**624.384**	**6.740.111**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**1**		**1**	**145.436**
Empleados	1		1	145.436
TOTAL	**1**		**1**	**145.436**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	21.350.920
4.02	Materiales, suministros y mercancías	5.381.506
4.03	Servicios no personales	27.956.998
4.04	Activos reales	1.530.000
4.07	Transferencias y donaciones	18.095.436
4.08	Otros gastos	395.000
	TOTAL	**74.709.860**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**74.314.860**
INGRESOS CORRIENTES ORDINARIOS	74.314.860
TRANSFERENCIAS CORRIENTES	74.314.860
Transferencias corrientes del sector público	74.314.860
Transferencias corrientes internas recibidas del sector público	74.314.860
De la República	74.314.860
Ministerio del Poder Popular para la Cultura	74.314.860
Recursos Ordinarios	74.314.860
1.2 GASTOS CORRIENTES	**73.179.860**
GASTOS DE CONSUMO	55.064.424
Remuneraciones	21.350.920
Sueldos, salarios y otras retribuciones	13.433.783
Beneficios y complementos de sueldos y salarios	3.926.414
Aportes patronales	1.011.555
Prestaciones sociales y otras indemnizaciones	1.442.535
Asistencia socioeconómica	1.536.633
Compra de bienes y servicios	28.878.258
Bienes de consumo	5.381.506
Servicios no personales	23.496.752
Impuestos indirectos	4.440.246
Depreciación y amortización	395.000
GASTOS DE LA PROPIEDAD	20.000
Derechos sobre bienes intangibles	20.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	18.095.436
Al sector privado	18.095.436
Transferencias corrientes al sector privado	18.045.436
Directas a personas	145.436
Jubilaciones y otros beneficios asociados	145.436
A instituciones sin fines de lucro	12.000.000
Otras transferencias corrientes internas al sector privado	5.900.000
Donaciones corrientes al sector privado	50.000
Donaciones a personas	50.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.135.000**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.530.000**
RECURSOS PROPIOS DE CAPITAL	1.530.000
Ahorro en cuenta corriente	1.135.000
Incremento de la depreciación y amortización acumuladas	395.000
2.2 GASTOS DE CAPITAL	**1.530.000**
INVERSIÓN REAL DIRECTA	1.530.000
Formación bruta de capital fijo	1.480.000
Maquinaria, equipos y otros bienes muebles	1.480.000
Bienes intangibles	50.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0161

Fundación Compañía Nacional de Música

FUNDACIÓN COMPAÑÍA NACIONAL DE MÚSICA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Compañía Nacional de Música, es un ente adscrito al Ministerio del Poder Popular para la Cultura, cuyo objetivo es contribuir con el desarrollo del quehacer musical nacional, estimulando y promoviendo la composición, la dirección, la ejecución y la expresión de todas las manifestaciones de la música popular, tradicional e indígena del país; sensibilizando en la audiencia nacional e internacional el carácter pluriétnico y multicultural de nuestra música.

Para el Ejercicio Económico Financiero 2016, el ente prevé alcanzar la siguiente meta: efectuar 117 eventos a través del proyecto "El quehacer musical, elemento consolidador de la soberanía nacional".

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**69.413.099**
INGRESOS CORRIENTES ORDINARIOS	69.413.099
INGRESOS DE OPERACIÓN	25.000
Otros ingresos de operación	25.000
TRANSFERENCIAS CORRIENTES	69.388.099
Transferencias corrientes del sector público	69.388.099
Transferencias corrientes internas recibidas del sector público	69.388.099
De la República	69.388.099
INGRESOS DE CAPITAL	**78.540**
RECURSOS PROPIOS DE CAPITAL	78.540
Incremento de la depreciación y amortización acumuladas	78.540
TOTAL RECURSOS	**69.491.639**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**68.991.639**
GASTOS DE CONSUMO	57.327.167
Remuneraciones	40.154.871
Sueldos, salarios y otras retribuciones	26.610.459
Beneficios y complementos de sueldos y salarios	6.699.694
Aportes patronales	1.642.992
Prestaciones sociales y otras indemnizaciones	3.305.844
Asistencia socioeconómica	1.863.710
Otros gastos de personal	32.172
Compra de bienes y servicios	15.366.228
Bienes de consumo	2.230.378
Servicios no personales	13.135.850
Impuestos indirectos	1.727.528
Depreciación y amortización	78.540
TRANSFERENCIAS Y DONACIONES CORRIENTES	11.664.472
Al sector privado	4.974.472
Transferencias corrientes al sector privado	4.974.472
Directas a personas	4.974.472
Pensiones y otros beneficios asociados	1.456.772
Jubilaciones y otros beneficios asociados	3.517.700
Al sector público	6.690.000
Transferencias corrientes al sector público	6.690.000
A los entes descentralizados sin fines empresariales para sus gastos	6.690.000
GASTOS DE CAPITAL	**500.000**
INVERSIÓN REAL DIRECTA	500.000
Formación bruta de.capital fijo	500.000
Maquinaria, equipos y otros bienes muebles	500.000
TOTAL EGRESOS	**69.491.639**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128044	El quehacer musical, elemento consolidador de la soberanía nacional.	evento	117			25.000		49.732.964				49.757.964
TOTAL						25.000		49.732.964				49.757.964

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			11.025.285				11.025.285
02	Gestión Administrativa	78.540		3.655.378				3.733.918
03	Previsión y Protección Social			4.974.472				4.974.472
TOTAL		78.540		19.655.135				19.733.675

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**38**	**80**	**8**	**126**	**21.188.100**	**75.600**	**21.263.700**
Alto Nivel y de Dirección		1		1	174.000	75.600	249.600
Directivo	4	10	2	16	3.790.719		3.790.719
Profesional y Técnico	31	63	6	100	16.224.069		16.224.069
Obrero	3	6		9	999.312		999.312
TOTAL	38	80	8	126	21.188.100	75.600	21.263.700

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**4**	**30**	**34**	**3.517.700**
Empleados	4	30	34	3.517.700
Pensionados	**12**	**2**	**14**	**1.456.772**
Empleados	12	2	14	1.456.772
TOTAL	16	32	48	4.974.472

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	40.154.871
4.02	Materiales, suministros y mercancías	2.230.378
4.03	Servicios no personales	14.863.378
4.04	Activos reales	500.000
4.07	Transferencias y donaciones	11.664.472
4.08	Otros gastos	78.540
	TOTAL	69.491.639

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**69.413.099**
INGRESOS CORRIENTES ORDINARIOS	69.413.099
INGRESOS DE OPERACIÓN	25.000
Otros ingresos de operación	25.000
TRANSFERENCIAS CORRIENTES	69.388.099
Transferencias corrientes del sector público	69.388.099
Transferencias corrientes internas recibidas del sector público	69.388.099
De la República	69.388.099
Ministerio del Poder Popular para la Cultura	69.388.099
Recursos Ordinarios	69.388.099
1.2 GASTOS CORRIENTES	**68.991.639**
GASTOS DE CONSUMO	57.327.167
Remuneraciones	40.154.871
Sueldos, salarios y otras retribuciones	26.610.459
Beneficios y complementos de sueldos y salarios	6.699.694
Aportes patronales	1.642.992
Prestaciones sociales y otras indemnizaciones	3.305.844
Asistencia socioeconómica	1.863.710
Otros gastos de personal	32.172
Compra de bienes y servicios	15.366.228
Bienes de consumo	2.230.378
Servicios no personales	13.135.850
Impuestos indirectos	1.727.528
Depreciación y amortización	78.540
TRANSFERENCIAS Y DONACIONES CORRIENTES	11.664.472
Al sector privado	4.974.472
Transferencias corrientes al sector privado	4.974.472
Directas a personas	4.974.472
Pensiones y otros beneficios asociados	1.456.772
Jubilaciones y otros beneficios asociados	3.517.700
Al sector público	6.690.000
Transferencias corrientes al sector público	6.690.000
A los entes descentralizados sin fines empresariales para sus gastos	6.690.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**421.460**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**500.000**
RECURSOS PROPIOS DE CAPITAL	500.000
Ahorro en cuenta corriente	421.460
Incremento de la depreciación y amortización acumuladas	78.540
2.2 GASTOS DE CAPITAL	**500.000**
INVERSIÓN REAL DIRECTA	500.000
Formación bruta de capital fijo	500.000
Maquinaria, equipos y otros bienes muebles	500.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0301

Fundación Biblioteca Ayacucho

FUNDACIÓN BIBLIOTECA AYACUCHO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Biblioteca Ayacucho tiene dentro de sus objetivos, la realización de actividades eminentemente culturales, entre las cuales se destacan: rescatar para su publicación las más importantes obras de la cultura y el pensamiento latinoamericano desde sus orígenes hasta el presente, cuidarlas, prologarlas y auditarlas por especialistas, así como editar y difundir obras que sirvan al propósito de estimular y reafirmar la independencia, desarrollo e integración de los pueblos del continente.

Para el Ejercicio Económico Financiero 2016, el ente prevé alcanzar la siguiente meta: realizar 72.152 obras a través del Proyecto "Investigación, edición, producción y difusión de las obras de la cultura intelectual latinoamericana y caribeña en formato impreso y digital".

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**24.255.010**
INGRESOS CORRIENTES ORDINARIOS	24.255.010
TRANSFERENCIAS CORRIENTES	23.755.010
Transferencias corrientes del sector público	23.755.010
Transferencias corrientes internas recibidas del sector público	23.755.010
De la República	23.755.010
OTROS INGRESOS	500.000
Otros ingresos ordinarios	500.000
INGRESOS DE CAPITAL	**268.028**
RECÙRSOS PROPIOS DE CAPITAL	268.028
Incremento de la depreciación y amortización acumuladas	268.028
TOTAL RECURSOS	**24.523.038**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**23.383.038**
GASTOS DE CONSUMO	21.864.700
Remuneraciones	12.628.169
Sueldos, salarios y otras retribuciones	5.594.607
Beneficios y complementos de sueldos y salarios	4.008.517
Aportes patronales	789.586
Prestaciones sociales y otras indemnizaciones	1.263.426
Asistencia socioeconómica	972.033
Compra de bienes y servicios	8.458.540
Bienes de consumo	1.630.884
Servicios no personales	6.827.656
Impuestos indirectos	509.963
Depreciación y amortización	268.028
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.518.338
Al sector privado	1.518.338
Transferencias corrientes al sector privado	1.518.338
Directas a personas	1.518.338
Pensiones y otros beneficios asociados	162.118
Jubilaciones y otros beneficios asociados	1.356.220
GASTOS DE CAPITAL	**1.140.000**
INVERSIÓN REAL DIRECTA	1.140.000
Formación bruta de capital fijo	840.000
Maquinaria, equipos y otros bienes muebles	840.000
Bienes intangibles	300.000
TOTAL EGRESOS	**24.523.038**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos							Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos						Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones						
							De la República		De los Entes Descentralizados	Otras			
							Proyectos por Endeudamiento	Otras					
128081	Investigación, edición, producción y difusión de las obras de la cultura intelectual latinoamericana y caribeña en formato impreso y digital	obra	72.152			350.000		15.878.506					16.228.506
TOTAL						350.000		15.878.506					16.228.506

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			2.533.126				2.533.126
02	Gestión Administrativa	418.028		3.825.040				4.243.068
03	Previsión y Protección Social			1.518.338				1.518.338
TOTAL		418.028		7.876.504				8.294.532

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**24**	**17**		**41**	**3.791.506**		**3.791.506**
Alto Nivel y de Dirección		1		1	89.060		89.060
Directivo		1		1	89.060		89.060
Profesional y Técnico	14	5		19	1.828.756		1.828.756
Personal Administrativo	8	7		15	1.339.330		1.339.330
Obrero	2	3		5	445.300		445.300
Personal Contratado	**9**	**9**		**18**	**800.000**		**800.000**
Profesional y Técnico	4	4		8	355.555		355.555
Personal de Investigación	5	5		10	444.445		444.445
TOTAL	33	26		59	4.591.506		4.591.506

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**4**	**6**	**10**	**1.356.220**
Empleados	4	6	10	1.356.220
Pensionados		**1**	**1**	**162.118**
Obreros		1	1	162.118
TOTAL	4	7	11	1.518.338

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	12.628.169
4.02	Materiales, suministros y mercancías	1.630.884
4.03	Servicios no personales	7.337.619
4.04	Activos reales	1.140.000
4.07	Transferencias y donaciones	1.518.338
4.08	Otros gastos	268.028
	TOTAL	**24.523.038**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**24.255.010**
INGRESOS CORRIENTES ORDINARIOS	24.255.010
TRANSFERENCIAS CORRIENTES	23.755.010
Transferencias corrientes del sector público	23.755.010
Transferencias corrientes internas recibidas del sector público	23.755.010
De la República	23.755.010
Ministerio del Poder Popular para la Cultura	23.755.010
Recursos Ordinarios	23.755.010
OTROS INGRESOS	500.000
Otros ingresos ordinarios	500.000
1.2 GASTOS CORRIENTES	**23.383.038**
GASTOS DE CONSUMO	21.864.700
Remuneraciones	12.628.169
Sueldos, salarios y otras retribuciones	5.594.607
Beneficios y complementos de sueldos y salarios	4.008.517
Aportes patronales	789.586
Prestaciones sociales y otras indemnizaciones	1.263.426
Asistencia socioeconómica	972.033
Compra de bienes y servicios	8.458.540
Bienes de consumo	1.630.884
Servicios no personales	6.827.656
Impuestos indirectos	509.963
Depreciación y amortización	268.028
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.518.338
Al sector privado	1.518.338
Transferencias corrientes al sector privado	1.518.338
Directas a personas	1.518.338
Pensiones y otros beneficios asociados	162.118
Jubilaciones y otros beneficios asociados	1.356.220
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**871.972**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.140.000**
RECURSOS PROPIOS DE CAPITAL	1.140.000
Ahorro en cuenta corriente	871.972

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Incremento de la depreciación y amortización acumuladas	268.028
2.2 GASTOS DE CAPITAL	**1.140.000**
INVERSIÓN REAL DIRECTA	1.140.000
Formación bruta de capital fijo	840.000
Maquinaria, equipos y otros bienes muebles	840.000
Bienes intangibles	300.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0342

Fundación Casa Nacional de las Letras Andrés Bello

FUNDACIÓN CASA NACIONAL DE LAS LETRAS ANDRÉS BELLO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Casa Nacional de las Letras Andrés Bello está encargada de promover actividades de diferentes áreas literarias, abriendo espacios a un enfoque cultural amplio donde intervienen diferentes factores relacionados con promociones y eventos.

Para el Ejercicio Económico Financiero 2016, el ente prevé alcanzar la siguiente meta: dictar 300 talleres a través del proyecto “Construyendo la cultura del pueblo creador a través de la formación, promoción y difusión de la lectura, motivando la escritura como un medio para lograr el crecimiento humano”.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**27.309.855**
INGRESOS CORRIENTES ORDINARIOS	27.309.855
INGRESOS DE LA PROPIEDAD	600.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	600.000
Alquileres	600.000
TRANSFERENCIAS CORRIENTES	26.709.855
Transferencias corrientes del sector público	26.709.855
Transferencias corrientes internas recibidas del sector público	26.709.855
De la República	26.709.855
INGRESOS DE CAPITAL	**95.000**
RECURSOS PROPIOS DE CAPITAL	95.000
Incremento de la depreciación y amortización acumuladas	95.000
TOTAL RECURSOS	**27.404.855**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**26.780.455**
GASTOS DE CONSUMO	26.198.271
Remuneraciones	14.995.658
Sueldos, salarios y otras retribuciones	6.653.137
Beneficios y complementos de sueldos y salarios	3.151.390
Aportes patronales	907.104
Prestaciones sociales y otras indemnizaciones	2.277.107
Asistencia socioeconómica	2.006.920
Compra de bienes y servicios	10.712.860
Bienes de consumo	3.320.500
Servicios no personales	7.392.360
Impuestos indirectos	394.753
Depreciación y amortización	95.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	582.184
Al sector privado	582.184
Transferencias corrientes al sector privado	172.184
Directas a personas	172.184
Jubilaciones y otros beneficios asociados	172.184
Donaciones corrientes al sector privado	410.000
Donaciones a personas	410.000
GASTOS DE CAPITAL	**622.400**
INVERSIÓN REAL DIRECTA	622.400
Formación bruta de capital fijo	622.400
Maquinaria, equipos y otros bienes muebles	622.400
APLICACIONES FINANCIERAS	**2.000**
DISMINUCIÓN DE PASIVOS	2.000
Disminución de cuentas y efectos por pagar	2.000
Disminución de cuentas y efectos por pagar a corto plazo	2.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.000
Disminución cuentas por pagar a proveedores a corto plazo	1.000
TOTAL EGRESOS	**27.404.855**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
128164	Construyendo la cultura del pueblo creador a través de la formación, promoción y difusión de la lectura, motivando la escritura como un medio para lograr el crecimiento humano	taller	300					19.896.899				19.896.899
TOTAL								**19.896.899**				**19.896.899**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			5.386.181				5.386.181
02	Gestión Administrativa	695.000		1.254.591				1.949.591
03	Previsión y Protección Social			172.184				172.184
TOTAL		**695.000**		**6.812.956**				**7.507.956**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	23	24		47	2.476.457	710.248	3.186.705
Alto Nivel y de Dirección		1		1	51.951	44.100	96.051
Directivo		1		1	51.951	39.200	91.151
Profesional y Técnico	11	7		18	937.490	363.088	1.300.578
Personal Administrativo	10	6		16	849.516	209.693	1.059.209
Obrero	2	9		11	585.549	54.167	639.716
TOTAL	23	24		47	2.476.457	710.248	3.186.705

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados		1	1	172.184
Alto Nivel y de Dirección		1	1	172.184
TOTAL		1	1	172.184

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	14.995.658
4.02	Materiales, suministros y mercancías	3.320.500
4.03	Servicios no personales	7.787.113
4.04	Activos reales	622.400
4.07	Transferencias y donaciones	582.184
4.08	Otros gastos	95.000
4.11	Disminución de pasivos	2.000
	TOTAL	27.404.855

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**27.309.855**
INGRESOS CORRIENTES ORDINARIOS	27.309.855
INGRESOS DE LA PROPIEDAD	600.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	600.000
Alquileres	600.000
TRANSFERENCIAS CORRIENTES	26.709.855
Transferencias corrientes del sector público	26.709.855
Transferencias corrientes internas recibidas del sector público	26.709.855
De la República	26.709.855
Ministerio del Poder Popular para la Cultura	26.709.855
Recursos Ordinarios	26.709.855
1.2 GASTOS CORRIENTES	**26.780.455**
GASTOS DE CONSUMO	26.198.271
Remuneraciones	14.995.658
Sueldos, salarios y otras retribuciones	6.653.137
Beneficios y complementos de sueldos y salarios	3.151.390
Aportes patronales	907.104
Prestaciones sociales y otras indemnizaciones	2.277.107
Asistencia socioeconómica	2.006.920
Compra de bienes y servicios	10.712.860
Bienes de consumo	3.320.500
Servicios no personales	7.392.360
Impuestos indirectos	394.753
Depreciación y amortización	95.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	582.184
Al sector privado	582.184
Transferencias corrientes al sector privado	172.184
Directas a personas	172.184
Jubilaciones y otros beneficios asociados	172.184
Donaciones corrientes al sector privado	410.000
Donaciones a personas	410.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**529.400**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**624.400**
RECURSOS PROPIOS DE CAPITAL	624.400
Ahorro en cuenta corriente	529.400
Incremento de la depreciación y amortización acumuladas	95.000
2.2 GASTOS DE CAPITAL	**622.400**
INVERSIÓN REAL DIRECTA	622.400
Formación bruta de capital fijo	622.400
Maquinaria, equipos y otros bienes muebles	622.400
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**2.000**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**2.000**
SUPERÁVIT FINANCIERO	2.000
3.2 APLICACIONES FINANCIERAS	**2.000**
DISMINUCIÓN DE PASIVOS	2.000
Disminución de cuentas y efectos por pagar	2.000
Disminución de cuentas y efectos por pagar a corto plazo	2.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.000
Disminución cuentas por pagar a proveedores a corto plazo	1.000

A0371

Fundación Vicente Emilio Sojo

FUNDACIÓN VICENTE EMILIO SOJO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Vicente Emilio Sojo, tiene como actividad principal la búsqueda de la integración latinoamericana a través de la música, así como el estudio y la difusión de la música venezolana y latinoamericana, con especial énfasis en la vida y obra del maestro Vicente Emilio Sojo. Así como también, profundizar la difusión de la historia de la música venezolana, colocando a la disposición de todos los sectores de la población, específicamente en los sectores populares, las obras de los autores venezolanos y latinoamericanos, ante la necesidad de rescatar los manuscritos de los compositores, propiciar la investigación y publicación de las obras y mantener un centro de documentación actualizado, que genere la información requerida por el público en general.

Para el año 2016, prevé ejecutar el proyecto: Investigación y fomento de la obra musical de compositores e investigadores venezolanos y latinoamericanos", con lo que espera realizar 6 eventos.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**7.483.515**
INGRESOS CORRIENTES ORDINARIOS	7.483.515
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	30.000
Venta de otros bienes y servicios	30.000
TRANSFERENCIAS CORRIENTES	7.453.515
Transferencias corrientes del sector público	7.453.515
Transferencias corrientes internas recibidas del sector público	7.453.515
De la República	7.453.515
INGRESOS DE CAPITAL	**20.000**
RECURSOS PROPIOS DE CAPITAL	20.000
Incremento de la depreciación y amortización acumuladas	20.000
TOTAL RECURSOS	**7.503.515**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**6.587.703**
GASTOS DE CONSUMO	6.052.967
Remuneraciones	5.095.427
Sueldos, salarios y otras retribuciones	2.582.831
Beneficios y complementos de sueldos y salarios	1.373.039
Aportes patronales	295.580
Prestaciones sociales y otras indemnizaciones	545.159
Asistencia socioeconómica	252.118
Otros gastos de personal	46.700
Compra de bienes y servicios	922.539
Bienes de consumo	169.000
Servicios no personales	753.539
Impuestos indirectos	15.001
Depreciación y amortización	20.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	534.736
Al sector privado	534.736
Transferencias corrientes al sector privado	534.736
Directas a personas	534.736
Jubilaciones y otros beneficios asociados	534.736
GASTOS DE CAPITAL	**915.812**
INVERSIÓN REAL DIRECTA	915.812
Formación bruta de capital fijo	915.812
Maquinaria, equipos y otros bienes muebles	915.812
TOTAL EGRESOS	**7.503.515**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
130401	"Investigacion y Fomento de la obra musical de compositores e investigadores venezolanos y latinoamericanos"	evento	6					5.342.204				5.342.204
TOTAL								5.342.204				5.342.204

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			660.421				660.421
02	Gestión Administrativa	50.000		916.153				966.153
03	Previsión y Protección Social			534.737				534.737
TOTAL		50.000		2.111.311				2.161.311

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	2	4		6	478.191		478.191
Alto Nivel y de Dirección	1			1	37.108		37.108
Directivo		2		2	170.361		170.361
Personal Administrativo	1			1	85.180		85.180
Obrero		2		2	185.542		185.542
Personal Contratado	2	3		5	1.209.810		1.209.810
Profesional y Técnico	1	1		2	604.905		604.905
Personal Administrativo	1	2		3	604.905		604.905
TOTAL	4	7		11	1.688.001		1.688.001

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	2		2	534.736
Empleados	2		2	534.736
TOTAL	2		2	534.736

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	5.095.427
4.02	Materiales, suministros y mercancías	169.000
4.03	Servicios no personales	768.540
4.04	Activos reales	915.812
4.07	Transferencias y donaciones	534.736
4.08	Otros gastos	20.000
	TOTAL	7.503.515

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**7.483.515**
INGRESOS CORRIENTES ORDINARIOS	7.483.515
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	30.000
Venta de otros bienes y servicios	30.000
TRANSFERENCIAS CORRIENTES	7.453.515
Transferencias corrientes del sector público	7.453.515
Transferencias corrientes internas recibidas del sector público	7.453.515
De la República	7.453.515
Ministerio del Poder Popular para la Cultura	7.453.515
Recursos Ordinarios	7.453.515
1.2 GASTOS CORRIENTES	**6.587.703**
GASTOS DE CONSUMO	6.052.967
Remuneraciones	5.095.427
Sueldos, salarios y otras retribuciones	2.582.831
Beneficios y complementos de sueldos y salarios	1.373.039
Aportes patronales	295.580
Prestaciones sociales y otras indemnizaciones	545.159
Asistencia socioeconómica	252.118
Otros gastos de personal	46.700
Compra de bienes y servicios	922.539
Bienes de consumo	169.000
Servicios no personales	753.539
Impuestos indirectos	15.001
Depreciación y amortización	20.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	534.736
Al sector privado	534.736
Transferencias corrientes al sector privado	534.736
Directas a personas	534.736
Jubilaciones y otros beneficios asociados	534.736
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**895.812**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**915.812**
RECURSOS PROPIOS DE CAPITAL	915.812

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Ahorro en cuenta corriente	895.812
Incremento de la depreciación y amortización acumuladas	20.000
2.2 GASTOS DE CAPITAL	**915.812**
INVERSIÓN REAL DIRECTA	915.812
Formación bruta de capital fijo	915.812
Maquinaria, equipos y otros bienes muebles	915.812
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0372

Fundación Teatro Teresa Carreño

FUNDACIÓN TEATRO TERESA CARREÑO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Teatro Teresa Carreño, tiene como actividad principal la promoción y difusión de los valores de las artes escénicas y musicales mediante la programación, diseño, producción, realización, ensayos y montajes de espectáculos de alta calidad técnica y artística dirigidos a públicos diversos, con el propósito de lograr un equilibrio racional acorde a los nuevos tiempos, sustentado en la participación, cooperación y articulación entre las diversas instituciones del Estado y las comunidades organizadas.

En la Carta Magna se establece el firme propósito de promover los valores culturales como un bien irrenunciable del pueblo venezolano, constituido en el derecho fundamental que procure las condiciones de bienestar integral de la sociedad venezolana e impulse el enriquecimiento del patrimonio cultural. Es así como, las líneas estratégicas emprendidas por el Estado venezolano en materia cultural, se mantienen de cara a la definición, consolidación y sustentabilidad de un modelo socialista de país, apoyado en la infraestructura funcional de sus instituciones.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**245.758.930**
INGRESOS CORRIENTES ORDINARIOS	245.758.930
INGRESOS DE OPERACIÓN	13.000.000
Otros ingresos de operación	13.000.000
TRANSFERENCIAS CORRIENTES	232.758.930
Transferencias corrientes del sector público	232.758.930
Transferencias corrientes internas recibidas del sector público	232.758.930
De la República	232.758.930
INGRESOS DE CAPITAL	**16.879.764**
RECURSOS PROPIOS DE CAPITAL	16.879.764
Incremento de la depreciación y amortización acumuladas	16.879.764
TOTAL RECURSOS	**262.638.694**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**260.138.694**
GASTOS DE CONSUMO	246.113.549
Remuneraciones	167.752.273
Sueldos, salarios y otras retribuciones	62.031.595
Beneficios y complementos de sueldos y salarios	47.727.185
Aportes patronales	9.436.435
Prestaciones sociales y otras indemnizaciones	20.906.938
Asistencia socioeconómica	26.628.271
Otros gastos de personal	1.021.849
Compra de bienes y servicios	55.384.536
Bienes de consumo	25.348.087
Servicios no personales	30.036.449
Impuestos indirectos	6.096.976
Depreciación y amortización	16.879.764
TRANSFERENCIAS Y DONACIONES CORRIENTES	14.025.145
Al sector privado	12.975.145
Transferencias corrientes al sector privado	12.975.145
Directas a personas	12.973.855
Pensiones y otros beneficios asociados	5.997.975
Jubilaciones y otros beneficios asociados	6.975.880
A instituciones sin fines de lucro	1.290
Al sector público	1.050.000
Transferencias corrientes al sector público	1.050.000
A la República	1.050.000
GASTOS DE CAPITAL	**2.500.000**
INVERSIÓN REAL DIRECTA	2.500.000
Formación bruta de capital fijo	2.500.000
Maquinaria, equipos y otros bienes muebles	2.500.000
TOTAL EGRESOS	**262.638.694**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128038	Desarrollo y fortalecimiento de las artes escénicas y musicales.	espectador	635.952			9.000.000		99.329.802				108.329.802
128079	Desarrollo y fortalecimiento de la infraestructura cultural para las artes escénicas y musicales.	metro cuadrado	384.000					59.038.141				59.038.141
TOTAL						9.000.000		158.367.943				167.367.943

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			50.923.478				50.923.478
02	Gestión Administrativa	20.879.764		10.424.438				31.304.202
03	Previsión y Protección Social			13.043.071				13.043.071
TOTAL		20.879.764		74.390.987				95.270.751

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**193**	**313**		**506**	**33.834.912**	**1.163.785**	**34.998.697**
Alto Nivel y de Dirección		2		2	206.913		206.913
Directivo	27	28		55	148.482	5.451	153.933
Profesional y Técnico	95	186		281	20.861.652	765.864	21.627.516
Personal Administrativo	59	78		137	10.170.983	373.392	10.544.375
Personal Médico	5	2		7	519.685	19.078	538.763
Obrero	7	17		24	1.927.197		1.927.197
Personal Contratado	**131**	**97**		**228**	**4.418.148**		**4.418.148**
Profesional y Técnico	131	97		228	4.418.148		4.418.148
TOTAL	**324**	**410**		**734**	**38.253.060**	**1.163.785**	**39.416.845**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**22**	**27**	**49**	**6.975.880**
Alto Nivel y de Dirección		1	1	142.365
Médicos	1		1	142.365
Empleados	19	22	41	5.836.960
Obreros	2	4	6	854.190
Pensionados	**13**	**13**	**26**	**5.997.975**
Empleados	12	12	24	5.536.592
Obreros	1	1	2	461.383
TOTAL	**35**	**40**	**75**	**12.973.855**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	167.752.273
4.02	Materiales, suministros y mercancías	25.348.087
4.03	Servicios no personales	36.133.425
4.04	Activos reales	2.500.000
4.07	Transferencias y donaciones	14.025.145
4.08	Otros gastos	16.879.764
	TOTAL	262.638.694

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	245.758.930
INGRESOS CORRIENTES ORDINARIOS	245.758.930
INGRESOS DE OPERACIÓN	13.000.000
Otros ingresos de operación	13.000.000
TRANSFERENCIAS CORRIENTES	232.758.930
Transferencias corrientes del sector público	232.758.930
Transferencias corrientes internas recibidas del sector público	232.758.930
De la República	232.758.930
Ministerio del Poder Popular para la Cultura	232.758.930
Recursos Ordinarios	232.758.930
1.2 GASTOS CORRIENTES	260.138.694
GASTOS DE CONSUMO	246.113.549
Remuneraciones	167.752.273
Sueldos, salarios y otras retribuciones	62.031.595
Beneficios y complementos de sueldos y salarios	47.727.185
Aportes patronales	9.436.435
Prestaciones sociales y otras indemnizaciones	20.906.938
Asistencia socioeconómica	26.628.271
Otros gastos de personal	1.021.849

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Compra de bienes y servicios	55.384.536
Bienes de consumo	25.348.087
Servicios no personales	30.036.449
Impuestos indirectos	6.096.976
Depreciación y amortización	16.879.764
TRANSFERENCIAS Y DONACIONES CORRIENTES	14.025.145
Al sector privado	12.975.145
Transferencias corrientes al sector privado	12.975.145
Directas a personas	12.973.855
Pensiones y otros beneficios asociados	5.997.975
Jubilaciones y otros beneficios asociados	6.975.880
A instituciones sin fines de lucro	1.290
Al sector público	1.050.000
Transferencias corrientes al sector público	1.050.000
A la República	1.050.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(14.379.764)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.500.000**
RECURSOS PROPIOS DE CAPITAL	2.500.000
Desahorro en cuenta corriente	(14.379.764)
Incremento de la depreciación y amortización acumuladas	16.879.764
2.2 GASTOS DE CAPITAL	**2.500.000**
INVERSIÓN REAL DIRECTA	2.500.000
Formación bruta de capital fijo	2.500.000
Maquinaria, equipos y otros bienes muebles	2.500.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0373

Fundación Centro de Estudios Latinoamericanos Rómulo Gallegos

FUNDACIÓN CENTRO DE ESTUDIOS LATINOAMERICANOS RÓMULO GALLEGOS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Centro de Estudios Latinoamericanos Rómulo Gallegos tiene como actividad principal el estudio, la investigación e integración latinoamericana a través de la cultura, así como el estudio y definición del pensamiento latinoamericano haciendo énfasis en la obra y en la vida de Rómulo Gallegos y los valores de las letras y el pensamiento de Venezuela y América Latina.

Para el Ejercicio Económico Financiero 2016, la Fundación formuló para su ejecución dos (2) proyectos: "Generación de conocimiento y pensamiento crítico para una nueva hegemonía" y "El arte de la libertad: Cultura para las comunidades", con los cuales prevé generar 131 productos y presentar 343 eventos.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**64.715.214**
INGRESOS CORRIENTES ORDINARIOS	64.715.214
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.218.104
Venta de otros bienes y servicios	2.218.104
INGRESOS DE LA PROPIEDAD	3.441.560
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	3.441.560
Alquileres	3.441.560
TRANSFERENCIAS CORRIENTES	59.055.550
Transferencias corrientes del sector público	59.055.550
Transferencias corrientes internas recibidas del sector público	59.055.550
De la República	59.055.550
INGRESOS DE CAPITAL	**661.642**
RECURSOS PROPIOS DE CAPITAL	661.642
Incremento de la depreciación y amortización acumuladas	661.642
TOTAL RECURSOS	**65.376.856**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**62.226.180**
GASTOS DE CONSUMO	61.189.953
Remuneraciones	35.936.371
Sueldos, salarios y otras retribuciones	17.452.826
Beneficios y complementos de sueldos y salarios	7.677.859
Aportes patronales	2.126.304
Prestaciones sociales y otras indemnizaciones	3.713.593
Asistencia socioeconómica	4.965.789
Compra de bienes y servicios	20.472.333
Bienes de consumo	4.954.759
Servicios no personales	15.517.574
Impuestos indirectos	4.119.607
Depreciación y amortización	661.642
GASTOS DE LA PROPIEDAD	151.138
Derechos sobre bienes intangibles	151.138
TRANSFERENCIAS Y DONACIONES CORRIENTES	885.089
Al sector privado	885.089
Transferencias corrientes al sector privado	885.089
Directas a personas	885.089
Jubilaciones y otros beneficios asociados	885.089
GASTOS DE CAPITAL	**3.150.676**
INVERSIÓN REAL DIRECTA	3.150.676
Formación bruta de capital fijo	3.150.676
Maquinaria, equipos y otros bienes muebles	3.150.676
TOTAL EGRESOS	**65.376.856**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Ingresos Propios	Transferencias y Donaciones - De la República: Proyectos por Endeudamiento	Transferencias y Donaciones - De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
128068	Generación de conocimiento y pensamiento crítico para una nueva hegemonía	producto	131					18.837.947				18.837.947
128088	El arte de la libertad: Cultura para las comunidades	evento	343			2.131.337		14.888.470				17.019.807
TOTAL						2.131.337		33.726.417				35.857.754

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	Transferencias y Donaciones - De la República: Proyectos por Endeudamiento	Transferencias y Donaciones - De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			9.986.438				9.986.438
02	Gestión Administrativa	4.189.969		14.457.606				18.647.575
03	Previsión y Protección Social			885.089				885.089
TOTAL		4.189.969		25.329.133				29.519.102

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**70**	**84**		**154**	**10.958.024**		**10.958.024**
Alto Nivel y de Dirección		1		1	145.397		145.397
Directivo	15	12		27	2.149.087		2.149.087
Profesional y Técnico	21	33		54	4.111.294		4.111.294
Personal Administrativo	19	26		45	3.083.470		3.083.470
Obrero	15	12		27	1.468.776		1.468.776
TOTAL	**70**	**84**		**154**	**10.958.024**		**10.958.024**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**5**		**5**	**885.089**
Empleados	5		5	885.089
TOTAL	**5**		**5**	**885.089**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	35.936.371
4.02	Materiales, suministros y mercancías	4.954.759
4.03	Servicios no personales	19.788.319
4.04	Activos reales	3.150.676
4.07	Transferencias y donaciones	885.089
4.08	Otros gastos	661.642
	TOTAL	65.376.856

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**64.715.214**
INGRESOS CORRIENTES ORDINARIOS	64.715.214
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.218.104
Venta de otros bienes y servicios	2.218.104
INGRESOS DE LA PROPIEDAD	3.441.560
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	3.441.560
Alquileres	3.441.560
TRANSFERENCIAS CORRIENTES	59.055.550
Transferencias corrientes del sector público	59.055.550
Transferencias corrientes internas recibidas del sector público	59.055.550
De la República	59.055.550
Ministerio del Poder Popular para la Cultura	59.055.550
Recursos Ordinarios	59.055.550
1.2 GASTOS CORRIENTES	**62.226.180**
GASTOS DE CONSUMO	61.189.953
Remuneraciones	35.936.371
Sueldos, salarios y otras retribuciones	17.452.826
Beneficios y complementos de sueldos y salarios	7.677.859
Aportes patronales	2.126.304
Prestaciones sociales y otras indemnizaciones	3.713.593
Asistencia socioeconómica	4.965.789
Compra de bienes y servicios	20.472.333
Bienes de consumo	4.954.759
Servicios no personales	15.517.574
Impuestos indirectos	4.119.607
Depreciación y amortización	661.642
GASTOS DE LA PROPIEDAD	151.138
Derechos sobre bienes intangibles	151.138
TRANSFERENCIAS Y DONACIONES CORRIENTES	885.089
Al sector privado	885.089
Transferencias corrientes al sector privado	885.089
Directas a personas	885.089
Jubilaciones y otros beneficios asociados	885.089
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.489.034**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.150.676**
RECURSOS PROPIOS DE CAPITAL	3.150.676
Ahorro en cuenta corriente	2.489.034
Incremento de la depreciación y amortización acumuladas	661.642
2.2 GASTOS DE CAPITAL	**3.150.676**
INVERSIÓN REAL DIRECTA	3.150.676
Formación bruta de capital fijo	3.150.676
Maquinaria, equipos y otros bienes muebles	3.150.676
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0374

Fundación Librerías del Sur

FUNDACIÓN LIBRERÍAS DEL SUR

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación tiene como misión formular, coordinar y ejecutar políticas, planes y proyectos estratégicos que permitan desarrollar un sistema de distribución del libro venezolano, incorporar a la población al conocimiento y acceso a la lectura, a fin de contribuir al fortalecimiento de nuestra cultura; orientado a construir el nuevo modelo de sociedad planteado en la Constitución de la República Bolivariana de Venezuela.

La actividad principal de la Fundación es la de comercializar, distribuir, vender y promocionar los libros venezolanos, latinoamericanos y del caribe.

Para el Ejercicio Económico Financiero 2016 la Fundación tiene previsto a través de los proyectos: "Fortalecimiento y expansión de la Red de Librerías a nivel nacional" y "Suscripción de convenios de cooperación internacional que permitan la expansión de la Red de Librerías del Sur en los pueblos latinoamericanos.", con los cuales prevé acondicionar 61 redes y realizar 1 convenio.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**71.046.599**
INGRESOS CORRIENTES ORDINARIOS	71.046.599
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	7.000.000
Venta de otros bienes y servicios	7.000.000
TRANSFERENCIAS CORRIENTES	64.046.599
Transferencias corrientes del sector público	64.046.599
Transferencias corrientes internas recibidas del sector público	64.046.599
De la República	64.046.599
INGRESOS DE CAPITAL	**1.136.896**
RECURSOS PROPIOS DE CAPITAL	1.136.896
Incremento de la depreciación y amortización acumuladas	1.136.896
TOTAL RECURSOS	**72.183.495**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	71.583.495
GASTOS DE CONSUMO	64.585.434
Remuneraciones	41.942.655
Sueldos, salarios y otras retribuciones	17.272.534
Beneficios y complementos de sueldos y salarios	10.907.792
Aportes patronales	3.025.529
Prestaciones sociales y otras indemnizaciones	4.387.048
Asistencia socioeconómica	6.349.752
Compra de bienes y servicios	19.448.160
Bienes de consumo	6.401.028
Servicios no personales	13.047.132
Impuestos indirectos	2.057.723
Depreciación y amortización	1.136.896
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.798.061
Al sector privado	1.798.061
Transferencias corrientes al sector privado	1.798.061
Directas a personas	1.798.061
Pensiones y otros beneficios asociados	739.190
Jubilaciones y otros beneficios asociados	1.058.871
OTROS GASTOS CORRIENTES	5.200.000
Otros gastos corrientes	5.200.000
Bienes y servicios para la venta	5.200.000
GASTOS DE CAPITAL	600.000
INVERSIÓN REAL DIRECTA	600.000
Formación bruta de capital fijo	600.000
Maquinaria, equipos y otros bienes muebles	500.000
Construcciones de bienes de dominio privado	100.000
TOTAL EGRESOS	72.183.495

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128031	Fortalecimiento y expansión de la Red de Librerías a nivel nacional.	acondicionamiento	61			5.200.000		45.904.203				51.104.203
128106	Suscripción de convenios de cooperación internacional que permitan la expansión de la Red de Librerías del Sur en los pueblos latinoamericanos.	convenio	1			1.000.000						1.000.000
TOTAL						6.200.000		45.904.203				52.104.203

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			11.550.348				11.550.348
02	Gestión Administrativa	1.936.896		4.793.987				6.730.883
03	Previsión y Protección Social			1.798.061				1.798.061
TOTAL		1.936.896		18.142.396				20.079.292

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**83**	**58**	**28**	**169**	**8.902.303**		**8.902.303**
Alto Nivel y de Dirección	1			1	44.530		44.530
Directivo	8	10	7	25	1.130.400		1.130.400
Profesional y Técnico	63	39	18	120	6.540.171		6.540.171
Personal Administrativo	5		2	7	403.714		403.714
Obrero	6	9	1	16	783.488		783.488
Personal Contratado	**2**			**2**	**538.120**		**538.120**
Personal Administrativo	2			2	538.120		538.120
TOTAL	**85**	**58**	**28**	**171**	**9.440.423**		**9.440.423**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**1**	**2**	**3**	**1.058.871**
Empleados	1	2	3	1.058.871
Pensionados	**2**		**2**	**739.190**
Obreros	2		2	739.190
TOTAL	**3**	**2**	**5**	**1.798.061**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	41.942.655
4.02	Materiales, suministros y mercancías	11.601.028
4.03	Servicios no personales	15.104.855
4.04	Activos reales	600.000
4.07	Transferencias y donaciones	1.798.061
4.08	Otros gastos	1.136.896
	TOTAL	**72.183.495**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	71.046.599
INGRESOS CORRIENTES ORDINARIOS	71.046.599
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	7.000.000
Venta de otros bienes y servicios	7.000.000
TRANSFERENCIAS CORRIENTES	64.046.599
Transferencias corrientes del sector público	64.046.599
Transferencias corrientes internas recibidas del sector público	64.046.599
De la República	64.046.599
Ministerio del Poder Popular para la Cultura	64.046.599
Recursos Ordinarios	64.046.599
1.2 GASTOS CORRIENTES	71.583.495
GASTOS DE CONSUMO	64.585.434
Remuneraciones	41.942.655
Sueldos, salarios y otras retribuciones	17.272.534
Beneficios y complementos de sueldos y salarios	10.907.792
Aportes patronales	3.025.529
Prestaciones sociales y otras indemnizaciones	4.387.048
Asistencia socioeconómica	6.349.752
Compra de bienes y servicios	19.448.160
Bienes de consumo	6.401.028
Servicios no personales	13.047.132
Impuestos indirectos	2.057.723
Depreciación y amortización	1.136.896
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.798.061
Al sector privado	1.798.061
Transferencias corrientes al sector privado	1.798.061
Directas a personas	1.798.061
Pensiones y otros beneficios asociados	739.190
Jubilaciones y otros beneficios asociados	1.058.871
OTROS GASTOS CORRIENTES	5.200.000
Otros gastos corrientes	5.200.000
Bienes y servicios para la venta	5.200.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	(536.896)

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**600.000**
RECURSOS PROPIOS DE CAPITAL	600.000
Desahorro en cuenta corriente	(536.896)
Incremento de la depreciación y amortización acumuladas	1.136.896
2.2 GASTOS DE CAPITAL	**600.000**
INVERSIÓN REAL DIRECTA	600.000
Formación bruta de capital fijo	600.000
Maquinaria, equipos y otros bienes muebles	500.000
Construcciones de bienes de dominio privado	100.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0375

Fundación Casa del Artista

FUNDACIÓN CASA DEL ARTISTA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Casa del Artista, tiene como actividad principal apoyar los procesos de formación y mejoramiento integral del artista, mediante el desarrollo de actividades dirigidas a la formación profesional, técnica y humana de los trabajadores de la cultura. Esta Fundación pertenece al sistema socio-cultural del Estado venezolano y está destinada a preservar las condiciones profesionales, técnicas y humanas del artista, alcanzando niveles de excelencia y calidad en la programación a realizar en todos sus espacios y en el desarrollo de procesos de aprendizaje y formación.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**90.315.785**
INGRESOS CORRIENTES ORDINARIOS	90.315.785
INGRESOS DE LA PROPIEDAD	621.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	621.000
Alquileres	621.000
TRANSFERENCIAS CORRIENTES	89.694.785
Transferencias corrientes del sector público	89.694.785
Transferencias corrientes internas recibidas del sector público	89.694.785
De la República	89.694.785
INGRESOS DE CAPITAL	**699.259**
RECURSOS PROPIOS DE CAPITAL	699.259
Incremento de la depreciación y amortización acumuladas	699.259
FUENTES FINANCIERAS	**3.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.000.000
Disminución de otros activos financieros	3.000.000
Disminución de disponibilidades	3.000.000
Disminución de bancos	3.000.000
TOTAL RECURSOS	**94.015.044**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**90.157.429**
GASTOS DE CONSUMO	52.939.216
Remuneraciones	30.364.585
Sueldos, salarios y otras retribuciones	15.698.693
Beneficios y complementos de sueldos y salarios	7.127.171
Aportes patronales	2.205.665
Prestaciones sociales y otras indemnizaciones	3.086.909
Asistencia socioeconómica	2.144.669
Otros gastos de personal	101.478
Compra de bienes y servicios	19.202.655
Bienes de consumo	9.473.597
Servicios no personales	9.729.058
Impuestos indirectos	2.672.717
Depreciación y amortización	699.259
TRANSFERENCIAS Y DONACIONES CORRIENTES	37.218.213
Al sector privado	37.218.213
Transferencias corrientes al sector privado	32.760.000
Otras transferencias corrientes internas al sector privado	32.760.000
Donaciones corrientes al sector privado	4.458.213
Donaciones a personas	4.458.213
GASTOS DE CAPITAL	**3.857.615**
INVERSIÓN REAL DIRECTA	3.857.615
Formación bruta de capital fijo	3.857.615
Maquinaria, equipos y otros bienes muebles	3.857.615
TOTAL EGRESOS	**94.015.044**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
128017	Valorización del pueblo creador venezolano en materia de atención integral	atención	15.777					60.660.515			3.000.000	63.660.515
TOTAL								60.660.515			3.000.000	63.660.515

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			12.977.930				12.977.930
02	Gestión Administrativa	1.320.259		16.056.340				17.376.599
TOTAL		1.320.259		29.034.270				30.354.529

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**56**	**34**		**90**	**8.025.594**	**631.850**	**8.657.444**
Alto Nivel y de Dirección	1			1	300.395		300.395
Directivo	11	2		13	1.203.244		1.203.244
Profesional y Técnico	12	3		15	1.383.731	90.996	1.474.727
Personal Administrativo	20	16		36	3.429.247	136.494	3.565.741
Obrero	12	13		25	1.708.977	404.360	2.113.337
Personal Contratado	**22**	**15**		**37**	**165.953**		**165.953**
Profesional y Técnico	22	15		37	165.953		165.953
TOTAL	**78**	**49**		**127**	**8.191.547**	**631.850**	**8.823.397**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	30.364.585
4.02	Materiales, suministros y mercancías	9.473.597
4.03	Servicios no personales	12.401.775
4.04	Activos reales	3.857.615
4.07	Transferencias y donaciones	37.218.213
4.08	Otros gastos	699.259
	TOTAL	**94.015.044**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**90.315.785**
INGRESOS CORRIENTES ORDINARIOS	90.315.785
INGRESOS DE LA PROPIEDAD	621.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	621.000
Alquileres	621.000
TRANSFERENCIAS CORRIENTES	89.694.785
Transferencias corrientes del sector público	89.694.785
Transferencias corrientes internas recibidas del sector público	89.694.785
De la República	89.694.785
Ministerio del Poder Popular para la Cultura	89.694.785
Recursos Ordinarios	89.694.785
1.2 GASTOS CORRIENTES	**90.157.429**
GASTOS DE CONSUMO	52.939.216
Remuneraciones	30.364.585
Sueldos, salarios y otras retribuciones	15.698.693
Beneficios y complementos de sueldos y salarios	7.127.171
Aportes patronales	2.205.665
Prestaciones sociales y otras indemnizaciones	3.086.909
Asistencia socioeconómica	2.144.669
Otros gastos de personal	101.478
Compra de bienes y servicios	19.202.655
Bienes de consumo	9.473.597
Servicios no personales	9.729.058
Impuestos indirectos	2.672.717
Depreciación y amortización	699.259
TRANSFERENCIAS Y DONACIONES CORRIENTES	37.218.213
Al sector privado	37.218.213
Transferencias corrientes al sector privado	32.760.000
Otras transferencias corrientes internas al sector privado	32.760.000
Donaciones corrientes al sector privado	4.458.213
Donaciones a personas	4.458.213
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**158.356**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**857.615**
RECURSOS PROPIOS DE CAPITAL	857.615
Ahorro en cuenta corriente	158.356
Incremento de la depreciación y amortización acumuladas	699.259
2.2 GASTOS DE CAPITAL	**3.857.615**
INVERSIÓN REAL DIRECTA	3.857.615
Formación bruta de capital fijo	3.857.615
Maquinaria, equipos y otros bienes muebles	3.857.615
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(3.000.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**3.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.000.000
Disminución de otros activos financieros	3.000.000
Disminución de disponibilidades	3.000.000
Disminución de bancos	3.000.000
3.2 APLICACIONES FINANCIERAS	**3.000.000**
DÉFICIT FINANCIERO	3.000.000

A0378

Centro de la Diversidad Cultural

CENTRO DE LA DIVERSIDAD CULTURAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Centro de la Diversidad Cultural, fue creado el 16-08-2006, según decreto presidencial Nº 4.738 publicado en Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.502 de la misma fecha, cuenta con nueve años de funcionamiento. Tiene como objetivo principal propiciar y promover un espacio de intercambio cultural, en el ámbito nacional e internacional, entre los hacedores y hacedoras que favorezcan la pluriculturalidad.

Para dar cumplimiento a su misión de interactuar con la multiplicidad de formas en que se expresa la diversidad cultural de la sociedad venezolana, valorándola en beneficio de la integración latinoamericana y caribeña, considerando la importancia del patrimonio cultural inmaterial como crisol de la diversidad cultural; propone para el Ejercicio Económico Financiero 2016, además de las acciones necesarias para garantizar el funcionamiento de la Institución, la ejecución del proyecto: "Salvaguardia del patrimonio cultural inmaterial venezolano y promoción de la diversidad cultural nuestroamericana", a través de la elaboración de informes técnicos orientados al reconocimiento y la salvaguardia del patrimonio cultural inmaterial venezolano, así como a la promoción de la diversidad cultural nuestroamericana, que favorezca la pluriculturalidad y la interculturalidad; como producto de procesos investigativos tendientes al reconocimiento de la riqueza de la diversidad y del patrimonio cultural inmaterial venezolano, nuestroamericano y su salvaguardia, abordando a las comunidades a través de encuentros con las redes de patrimonio y diversidad cultural integrada por 324 Consejos Comunitarios.

Presentar ante la UNESCO el expediente de candidatura y el Plan de Salvaguardia sobre los "Cantos de Llano"; a través de la inscripción de tres tradiciones culturales inmateriales venezolanas, y que se encuentran en proceso de inscripción ante la lista representativa del organismo internacional: "Carnaval de El Callao" y "Conocimientos y Tecnologías Tradicionales para el Cultivo y Procesamiento de la Curagua".

El proyecto también abordará la promoción, divulgación, conservación y socialización de la diversidad cultural a través del enriquecimiento y preservación del acervo documental y de su rica colección audiovisual, bibliográfica y etnográfica en custodia de la institución.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**56.441.194**
INGRESOS CORRIENTES ORDINARIOS	56.441.194
TRANSFERENCIAS CORRIENTES	56.441.194
Transferencias corrientes del sector público	56.441.194
Transferencias corrientes internas recibidas del sector público	56.441.194
De la República	56.441.194
INGRESOS DE CAPITAL	**549.860**
RECURSOS PROPIOS DE CAPITAL	549.860
Incremento de la depreciación y amortización acumuladas	549.860
TOTAL RECURSOS	**56.991.054**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**55.933.197**
GASTOS DE CONSUMO	54.767.598
Remuneraciones	35.345.797
Sueldos, salarios y otras retribuciones	15.152.847
Beneficios y complementos de sueldos y salarios	12.212.594
Aportes patronales	2.019.777
Prestaciones sociales y otras indemnizaciones	3.644.537
Asistencia socioeconómica	2.316.042
Compra de bienes y servicios	16.805.270
Bienes de consumo	4.930.794
Servicios no personales	11.874.476
Impuestos indirectos	2.066.671
Depreciación y amortización	549.860
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.165.599
Al sector privado	1.165.599
Transferencias corrientes al sector privado	765.599
Directas a personas	765.599
Pensiones y otros beneficios asociados	221.619
Jubilaciones y otros beneficios asociados	543.980
Donaciones corrientes al sector privado	400.000
Donaciones a personas	400.000
GASTOS DE CAPITAL	**1.057.857**
INVERSIÓN REAL DIRECTA	1.057.857
Formación bruta de capital fijo	1.057.857
Maquinaria, equipos y otros bienes muebles	1.057.857
TOTAL EGRESOS	**56.991.054**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos							Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos						Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones						
							De la República		De los Entes Descentralizados	Otras			
							Proyectos por Endeudamiento	Otras					
128018	Salvaguardia del patrimonio cultural inmaterial venezolano y promoción de la diversidad cultural nuestroamericana	informe	15					42.631.783					42.631.783
TOTAL								42.631.783					42.631.783

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			10.908.923				10.908.923
02	Gestión Administrativa	549.860		2.134.889				2.684.749
03	Previsión y Protección Social			765.599				765.599
TOTAL		549.860		13.809.411				14.359.271

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	79	47		126	9.461.981		9.461.981
Alto Nivel y de Dirección		1		1	70.506		70.506
Directivo	17	6		23	1.621.637		1.621.637
Profesional y Técnico	29	16		45	3.645.715		3.645.715
Personal Administrativo	24			24	1.794.048		1.794.048
Obrero	9	24		33	2.330.075		2.330.075
Personal Contratado		2		2	141.012		141.012
Obrero		2		2	141.012		141.012
TOTAL	79	49		128	9.602.993		9.602.993

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	8		8	543.980
Empleados	8		8	543.980
Pensionados	2	1	3	221.619
Empleados	2		2	120.876
Obreros		1	1	100.743
TOTAL	10	1	11	765.599

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	35.345.797
4.02	Materiales, suministros y mercancias	4.930.794
4.03	Servicios no personales	13.941.147
4.04	Activos reales	1.057.857
4.07	Transferencias y donaciones	1.165.599
4.08	Otros gastos	549.860
	TOTAL	56.991.054

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**56.441.194**
INGRESOS CORRIENTES ORDINARIOS	56.441.194
TRANSFERENCIAS CORRIENTES	56.441.194
Transferencias corrientes del sector público	56.441.194
Transferencias corrientes internas recibidas del sector público	56.441.194
De la República	56.441.194
Ministerio del Poder Popular para la Cultura	56.441.194
Recursos Ordinarios	56.441.194
1.2 GASTOS CORRIENTES	**55.933.197**
GASTOS DE CONSUMO	54.767.598
Remuneraciones	35.345.797
Sueldos, salarios y otras retribuciones	15.152.847
Beneficios y complementos de sueldos y salarios	12.212.594
Aportes patronales	2.019.777
Prestaciones sociales y otras indemnizaciones	3.644.537
Asistencia socioeconómica	2.316.042
Compra de bienes y servicios	16.805.270
Bienes de consumo	4.930.794
Servicios no personales	11.874.476
Impuestos indirectos	2.066.671
Depreciación y amortización	549.860
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.165.599
Al sector privado	1.165.599
Transferencias corrientes al sector privado	765.599
Directas a personas	765.599
Pensiones y otros beneficios asociados	221.619
Jubilaciones y otros beneficios asociados	543.980
Donaciones corrientes al sector privado	400.000
Donaciones a personas	400.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**507.997**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.057.857**
RECURSOS PROPIOS DE CAPITAL	1.057.857
Ahorro en cuenta corriente	507.997
Incremento de la depreciación y amortización acumuladas	549.860

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2.2 GASTOS DE CAPITAL	**1.057.857**
INVERSIÓN REAL DIRECTA	1.057.857
Formación bruta de capital fijo	1.057.857
Maquinaria, equipos y otros bienes muebles	1.057.857
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0390

Fundación Cinemateca Nacional

FUNDACIÓN CINEMATECA NACIONAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Cinemateca Nacional, surge como una necesidad de jerarquizar, fortalecer y dotar de mejores recursos a una institución, para atender la conservación, acopio, catalogación y difusión de documentos y producciones del arte cinematográfico de todas las tendencias y períodos que constituyen el acervo histórico y cultural de las artes cinematográficas internacionales de todos los tiempos, con énfasis, en el arte americano y en especial el venezolano.

Para el año 2016, tiene previsto ejecutar dos (2) proyectos: el primero, "Cinemateca Nacional difundiendo una cultura cinematográfica liberadora" con el cual prevé realizar 40.713 actividades cinematográficas y el segundo "Preservación, adquisición, comercialización y distribución de bienes y servicios cinematográficos para la creación de audiencias emancipadas", promoviendo una (1) restauración.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**97.132.208**
INGRESOS CORRIENTES ORDINARIOS	97.132.208
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	600.000
Venta de otros bienes y servicios	600.000
TRANSFERENCIAS CORRIENTES	96.532.208
Transferencias corrientes del sector público	96.532.208
Transferencias corrientes internas recibidas del sector público	96.532.208
De la República	96.532.208
INGRESOS DE CAPITAL	**1.395.000**
RECURSOS PROPIOS DE CAPITAL	1.395.000
Incremento de la depreciación y amortización acumuladas	1.395.000
FUENTES FINANCIERAS	**3.523.376**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.523.376
Disminución de otros activos financieros	3.523.376
Disminución de disponibilidades	3.523.376
Disminución de bancos	3.523.376
TOTAL RECURSOS	**102.050.584**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**96.648.798**
GASTOS DE CONSUMO	94.173.907
Remuneraciones	57.578.640
Sueldos, salarios y otras retribuciones	27.850.621
Beneficios y complementos de sueldos y salarios	13.919.101
Aportes patronales	3.315.580
Prestaciones sociales y otras indemnizaciones	6.959.664
Asistencia socioeconómica	5.533.674
Compra de bienes y servicios	30.800.774
Bienes de consumo	8.726.565
Servicios no personales	22.074.209
Impuestos indirectos	4.399.493
Depreciación y amortización	1.395.000
GASTOS DE LA PROPIEDAD	15.000
Derechos sobre bienes intangibles	15.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.706.320
Al sector privado	1.706.320
Transferencias corrientes al sector privado	1.706.320
Directas a personas	1.706.320
Jubilaciones y otros beneficios asociados	1.706.320
OTROS GASTOS CORRIENTES	753.571
Otros gastos corrientes	753.571
Bienes y servicios para la venta	753.571
GASTOS DE CAPITAL	**5.401.786**
INVERSIÓN REAL DIRECTA	5.401.786
Formación bruta de capital fijo	5.401.786
Maquinaria, equipos y otros bienes muebles	44.643
Construcciones de bienes de dominio privado	5.357.143
TOTAL EGRESOS	**102.050.584**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Ingresos Propios	Transferencias y Donaciones - De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
128185	Cinemateca Nacional difundiendo una cultura cinematográfica liberadora	actividad	40.713			600.000		56.941.052			3.523.376	61.064.428
128228	Preservación, adquisición, comercialización y distribución de bienes y servicios cinematográficos para la creación de audiencias emancipadas.	restauración	1					10.582.034				10.582.034
	TOTAL					**600.000**		**67.523.086**			**3.523.376**	**71.646.462**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	Transferencias y Donaciones - De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			17.902.113				17.902.113
02	Gestión Administrativa	1.395.000		9.400.689				10.795.689
03	Previsión y Protección Social			1.706.320				1.706.320
	TOTAL	**1.395.000**		**29.009.122**				**30.404.122**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**79**	**126**		**205**	**9.763.448**	**4.373.348**	**14.136.796**
Alto Nivel y de Dirección		1		1	44.530	37.800	82.330
Directivo	7	12		19	846.072	505.800	1.351.872
Profesional y Técnico	34	84		118	5.869.415	2.512.825	8.382.240
Personal Administrativo	27	8		35	1.578.469	727.656	2.306.125
Obrero	11	21		32	1.424.962	589.267	2.014.229
Personal Contratado	**18**	**19**		**37**	**493.994**		**493.994**
Profesional y Técnico	18	19		37	493.994		493.994
TOTAL	**97**	**145**		**242**	**10.257.442**	**4.373.348**	**14.630.790**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**7**	**11**	**18**	**1.706.320**
Empleados	6	10	16	1.517.818
Obreros	1	1	2	188.502
TOTAL	**7**	**11**	**18**	**1.706.320**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	57.578.640
4.02	Materiales, suministros y mercancías	9.480.136
4.03	Servicios no personales	26.488.702
4.04	Activos reales	5.401.786
4.07	Transferencias y donaciones	1.706.320
4.08	Otros gastos	1.395.000
	TOTAL	102.050.584

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	97.132.208
INGRESOS CORRIENTES ORDINARIOS	97.132.208
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	600.000
Venta de otros bienes y servicios	600.000
TRANSFERENCIAS CORRIENTES	96.532.208
Transferencias corrientes del sector público	96.532.208
Transferencias corrientes internas recibidas del sector público	96.532.208
De la República	96.532.208
Ministerio del Poder Popular para la Cultura	96.532.208
Recursos Ordinarios	96.532.208
1.2 GASTOS CORRIENTES	96.648.798
GASTOS DE CONSUMO	94.173.907
Remuneraciones	57.578.640
Sueldos, salarios y otras retribuciones	27.850.621
Beneficios y complementos de sueldos y salarios	13.919.101
Aportes patronales	3.315.580
Prestaciones sociales y otras indemnizaciones	6.959.664
Asistencia socioeconómica	5.533.674
Compra de bienes y servicios	30.800.774
Bienes de consumo	8.726.565
Servicios no personales	22.074.209
Impuestos indirectos	4.399.493
Depreciación y amortización	1.395.000
GASTOS DE LA PROPIEDAD	15.000
Derechos sobre bienes intangibles	15.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.706.320
Al sector privado	1.706.320
Transferencias corrientes al sector privado	1.706.320
Directas a personas	1.706.320
Jubilaciones y otros beneficios asociados	1.706.320
OTROS GASTOS CORRIENTES	753.571
Otros gastos corrientes	753.571
Bienes y servicios para la venta	753.571

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**483.410**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.878.410**
RECURSOS PROPIOS DE CAPITAL	1.878.410
Ahorro en cuenta corriente	483.410
Incremento de la depreciación y amortización acumuladas	1.395.000
2.2 GASTOS DE CAPITAL	**5.401.786**
INVERSIÓN REAL DIRECTA	5.401.786
Formación bruta de capital fijo	5.401.786
Maquinaria, equipos y otros bienes muebles	44.643
Construcciones de bienes de dominio privado	5.357.143
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(3.523.376)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**3.523.376**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.523.376
Disminución de otros activos financieros	3.523.376
Disminución de disponibilidades	3.523.376
Disminución de bancos	3.523.376
3.2 APLICACIONES FINANCIERAS	**3.523.376**
DÉFICIT FINANCIERO	3.523.376

A0417

Fundación Centro Nacional de la Fotografía (CENAF)

FUNDACIÓN CENTRO NACIONAL DE LA FOTOGRAFÍA (CENAF)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Centro Nacional de la Fotografía (Cenaf), tiene por objeto fundamental ser una institución dedicada exclusivamente al hecho fotográfico, que contribuya a fomentar, promover y desarrollar la investigación, el registro, la difusión, la promoción y la preservación de la fotografía en todas sus formas y manifestaciones; en lo artístico, documental y comunitario, a través de programas de educación, capacitación y adiestramiento, articulados desde sus dependencias para contribuir a su desarrollo, promoción y conservación en todo el territorio nacional, constituyéndose como referencia nacional para la fotografía, trabajando en red con las instituciones del Estado e instituciones privadas relacionadas con el hecho fotográfico.

Para el año 2016 tiene previsto ejecutar el proyecto: "La fotografía como dimensión cultural descolonizadora" con el cual estima realizar 60 eventos.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**19.244.434**
INGRESOS CORRIENTES ORDINARIOS	19.244.434
TRANSFERENCIAS CORRIENTES	19.244.434
Transferencias corrientes del sector público	19.244.434
Transferencias corrientes internas recibidas del sector público	19.244.434
De la República	19.244.434
INGRESOS DE CAPITAL	**193.778**
RECURSOS PROPIOS DE CAPITAL	193.778
Incremento de la depreciación y amortización acumuladas	193.778
TOTAL RECURSOS	**19.438.212**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**18.238.212**
GASTOS DE CONSUMO	18.091.752
Remuneraciones	8.558.789
Sueldos, salarios y otras retribuciones	4.470.505
Beneficios y complementos de sueldos y salarios	1.767.788
Aportes patronales	532.416
Prestaciones sociales y otras indemnizaciones	1.181.256
Asistencia socioeconómica	606.824
Compra de bienes y servicios	8.325.000
Bienes de consumo	1.548.000
Servicios no personales	6.777.000
Impuestos indirectos	1.014.185
Depreciación y amortización	193.778
TRANSFERENCIAS Y DONACIONES CORRIENTES	146.460
Al sector privado	146.460
Transferencias corrientes al sector privado	146.460
Directas a personas	146.460
Jubilaciones y otros beneficios asociados	146.460
GASTOS DE CAPITAL	**1.200.000**
INVERSIÓN REAL DIRECTA	1.200.000
Formación bruta de capital fijo	1.200.000
Maquinaria, equipos y otros bienes muebles	1.200.000
TOTAL EGRESOS	**19.438.212**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128012	La fotografía como dimensión cultural descolonizadora.	evento	60					11.748.334				11.748.334
TOTAL								11.748.334				11.748.334

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			3.035.285				3.035.285
02	Gestión Administrativa	193.778		4.314.355				4.508.133
03	Previsión y Protección Social			146.460				146.460
TOTAL		193.778		7.496.100				7.689.878

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	11	13	1	25	1.393.124	454.412	1.847.536
Alto Nivel y de Dirección		2		2	103.900	83.300	187.200
Directivo	2	2	1	5	207.807	127.400	335.207
Profesional y Técnico	7	5		12	749.709	157.112	906.821
Obrero	2	4		6	331.708	86.600	418.308
Personal Contratado	1			1	66.676		66.676
Profesional y Técnico	1			1	66.676		66.676
TOTAL	12	13	1	26	1.459.800	454.412	1.914.212

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	1		1	146.460
Empleados	1		1	146.460
TOTAL	1		1	146.460

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	8.558.789
4.02	Materiales, suministros y mercancías	1.548.000
4.03	Servicios no personales	7.791.185
4.04	Activos reales	1.200.000
4.07	Transferencias y donaciones	146.460
4.08	Otros gastos	193.778
	TOTAL	19.438.212

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**19.244.434**
INGRESOS CORRIENTES ORDINARIOS	19.244.434
TRANSFERENCIAS CORRIENTES	19.244.434
Transferencias corrientes del sector público	19.244.434
Transferencias corrientes internas recibidas del sector público	19.244.434
De la República	19.244.434
Ministerio del Poder Popular para la Cultura	19.244.434
Recursos Ordinarios	19.244.434
1.2 GASTOS CORRIENTES	**18.238.212**
GASTOS DE CONSUMO	18.091.752
Remuneraciones	8.558.789
Sueldos, salarios y otras retribuciones	4.470.505
Beneficios y complementos de sueldos y salarios	1.767.788
Aportes patronales	532.416
Prestaciones sociales y otras indemnizaciones	1.181.256
Asistencia socioeconómica	606.824
Compra de bienes y servicios	8.325.000
Bienes de consumo	1.548.000
Servicios no personales	6.777.000
Impuestos indirectos	1.014.185
Depreciación y amortización	193.778
TRANSFERENCIAS Y DONACIONES CORRIENTES	146.460
Al sector privado	146.460
Transferencias corrientes al sector privado	146.460
Directas a personas	146.460
Jubilaciones y otros beneficios asociados	146.460
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.006.222**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.200.000**
RECURSOS PROPIOS DE CAPITAL	1.200.000
Ahorro en cuenta corriente	1.006.222
Incremento de la depreciación y amortización acumuladas	193.778

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2.2 GASTOS DE CAPITAL	**1.200.000**
INVERSIÓN REAL DIRECTA	1.200.000
Formación bruta de capital fijo	1.200.000
Maquinaria, equipos y otros bienes muebles	1.200.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0424

Fundación Museos Nacionales

FUNDACIÓN MUSEOS NACIONALES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Museos Nacionales tiene por objeto la promoción, difusión, conservación, investigación y valoración del patrimonio artístico y científico concretado en las creaciones artísticas, científicas y culturales tanto de origen autónomo como las procedentes de otras culturas que integran las colecciones de sus dependencias museísticas dirigidas al ámbito de la cultura y del conocimiento universal, así como, el conocimiento científico, para el desarrollo espiritual e intelectual del pueblo venezolano.

Para el año 2016, tiene previsto realizar 10.800 productos y 3.948.118 capacitaciones a través de los proyectos "Museos Nacionales Espacios de Formación Socioproductiva" y "Museos Nacionales como Espacios de Aprendizaje Patrimonial para las Comunidades".

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**318.440.050**
INGRESOS CORRIENTES ORDINARIOS	318.440.050
INGRESOS DE OPERACIÓN	2.500.000
Otros ingresos de operación	2.500.000
TRANSFERENCIAS CORRIENTES	315.940.050
Transferencias corrientes del sector público	315.940.050
Transferencias corrientes internas recibidas del sector público	315.940.050
De la República	315.940.050
INGRESOS DE CAPITAL	**1.348.459**
RECURSOS PROPIOS DE CAPITAL	1.348.459
Incremento de la depreciación y amortización acumuladas	1.348.459
TOTAL RECURSOS	**319.788.509**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**303.183.557**
GASTOS DE CONSUMO	284.863.112
Remuneraciones	172.890.771
Sueldos, salarios y otras retribuciones	62.753.635
Beneficios y complementos de sueldos y salarios	52.637.335
Aportes patronales	11.120.687
Prestaciones sociales y otras indemnizaciones	17.191.937
Asistencia socioeconómica	28.836.277
Otros gastos de personal	350.900
Compra de bienes y servicios	98.857.350
Bienes de consumo	22.602.200
Servicios no personales	76.255.150
Impuestos indirectos	11.766.532
Depreciación y amortización	1.348.459
TRANSFERENCIAS Y DONACIONES CORRIENTES	18.320.445
Al sector privado	18.320.445
Transferencias corrientes al sector privado	13.320.445
Directas a personas	13.320.445
Pensiones y otros beneficios asociados	3.399.076
Jubilaciones y otros beneficios asociados	9.921.369
Donaciones corrientes al sector privado	5.000.000
Donaciones a personas	5.000.000
GASTOS DE CAPITAL	**16.604.952**
INVERSIÓN REAL DIRECTA	16.604.952
Formación bruta de capital fijo	16.604.952
Maquinaria, equipos y otros bienes muebles	16.604.952
TOTAL EGRESOS	**319.788.509**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Ingresos Propios	Transferencias y Donaciones De la República: Proyectos por Endeudamiento	Transferencias y Donaciones De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
128191	Museos Nacionales Espacios de Formación Socioproductiva	producto	10.800					8.633.400				8.633.400
128192	Museos Nacionales como Espacios de Aprendizaje Patrimonial para las Comunidades	capacitación	3.948.118	1.293.461	2.654.657	2.000.000		188.947.796				190.947.796
	TOTAL					2.000.000		197.581.196				199.581.196

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	Transferencias y Donaciones De la República: Proyectos por Endeudamiento	Transferencias y Donaciones De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			33.705.440				33.705.440
02	Gestión Administrativa	1.848.459		71.332.969				73.181.428
03	Previsión y Protección Social			13.320.445				13.320.445
	TOTAL	1.848.459		118.358.854				120.207.313

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**337**	**446**		**783**	**38.561.613**	**2.984.120**	**41.545.733**
Alto Nivel y de Dirección		1		1	44.530		44.530
Directivo	31	32		63	2.805.393		2.805.393
Profesional y Técnico	152	143		295	16.499.370	1.406.342	17.905.712
Personal Administrativo	118	203		321	14.503.234	1.149.897	15.653.131
Obrero	36	67		103	4.709.086	427.881	5.136.967
Personal Fijo a Tiempo Parcial	**4**			**4**	**89.060**	**12.853**	**101.913**
Personal Administrativo	4			4	89.060	12.853	101.913
Personal Contratado	**21**	**36**		**57**	**1.020.386**		**1.020.386**
Profesional y Técnico	10	12		22	1.020.386		1.020.386
Personal Docente	11	24		35			
TOTAL	362	482		844	39.671.059	2.996.973	42.668.032

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**62**	**43**	**105**	**9.921.369**
Empleados	62	43	105	9.921.369
Pensionados	**21**	**16**	**37**	**3.399.076**
Empleados	21	16	37	3.399.076
TOTAL	83	59	142	13.320.445

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	172.890.771
4.02	Materiales, suministros y mercancías	22.602.200
4.03	Servicios no personales	88.021.682
4.04	Activos reales	16.604.952
4.07	Transferencias y donaciones	18.320.445
4.08	Otros gastos	1.348.459
	TOTAL	**319.788.509**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**318.440.050**
INGRESOS CORRIENTES ORDINARIOS	318.440.050
INGRESOS DE OPERACIÓN	2.500.000
Otros ingresos de operación	2.500.000
TRANSFERENCIAS CORRIENTES	315.940.050
Transferencias corrientes del sector público	315.940.050
Transferencias corrientes internas recibidas del sector público	315.940.050
De la República	315.940.050
Ministerio del Poder Popular para la Cultura	315.940.050
Recursos Ordinarios	315.940.050
1.2 GASTOS CORRIENTES	**303.183.557**
GASTOS DE CONSUMO	284.863.112
Remuneraciones	172.890.771
Sueldos, salarios y otras retribuciones	62.753.635
Beneficios y complementos de sueldos y salarios	52.637.335
Aportes patronales	11.120.687
Prestaciones sociales y otras indemnizaciones	17.191.937
Asistencia socioeconómica	28.836.277
Otros gastos de personal	350.900

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Compra de bienes y servicios	98.857.350
Bienes de consumo	22.602.200
Servicios no personales	76.255.150
Impuestos indirectos	11.766.532
Depreciación y amortización	1.348.459
TRANSFERENCIAS Y DONACIONES CORRIENTES	18.320.445
Al sector privado	18.320.445
Transferencias corrientes al sector privado	13.320.445
Directas a personas	13.320.445
Pensiones y otros beneficios asociados	3.399.076
Jubilaciones y otros beneficios asociados	9.921.369
Donaciones corrientes al sector privado	5.000.000
Donaciones a personas	5.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**15.256.493**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**16.604.952**
RECURSOS PROPIOS DE CAPITAL	16.604.952
Ahorro en cuenta corriente	15.256.493
Incremento de la depreciación y amortización acumuladas	1.348.459
2.2 GASTOS DE CAPITAL	**16.604.952**
INVERSIÓN REAL DIRECTA	16.604.952
Formación bruta de capital fijo	16.604.952
Maquinaria, equipos y otros bienes muebles	16.604.952
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0449

Fundación Distribuidora Venezolana de la Cultura

FUNDACIÓN DISTRIBUIDORA VENEZOLANA DE LA CULTURA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Distribuidora Venezolana de la Cultura (antes "del libro"), cuenta con nueve años de funcionamiento. Fue creada bajo el decreto Nº 4.268 de fecha 06 de febrero del 2006, publicado en Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.373. Posteriormente, se modifica su denominación a Fundación Distribuidora Venezolana de la Cultura, creada por el Estado venezolano, según decreto Nº 6.107, de fecha 27 mayo de 2008, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 38.939 de la misma fecha.

Ha venido promoviendo la distribución de libros y publicaciones en gran parte del territorio nacional e internacional, como un medio esencial para el éxito de la política editorial masiva y al mismo tiempo contribuir a la consolidación del Sistema Nacional del Libro, para dar cumplimiento al derecho universal y constitucional de acceso a la información, el conocimiento y el disfrute de los bienes y los servicios culturales que tiene el pueblo venezolano.

La Fundación continúa con el proceso de fortalecimiento de la colocación y distribución de las publicaciones del Estado venezolano y otros bienes y productos culturales, para incrementar el acervo cultural de nuestros pueblos y compartir el aspecto intercultural en el caribe y Latinoamérica. Para el año 2016, la Fundación pretende la ejecución del proyecto "Distribución y comercialización de bienes culturales superando el modelo rentista".

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**42.116.767**
INGRESOS CORRIENTES ORDINARIOS	42.116.767
INGRESOS DE OPERACIÓN	2.040.000
Otros ingresos de operación	2.040.000
TRANSFERENCIAS CORRIENTES	40.076.767
Transferencias corrientes del sector público	40.076.767
Transferencias corrientes internas recibidas del sector público	40.076.767
De la República	40.076.767
TOTAL RECURSOS	**42.116.767**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	42.116.767
GASTOS DE CONSUMO	39.893.915
Remuneraciones	24.061.414
Sueldos, salarios y otras retribuciones	8.517.144
Beneficios y complementos de sueldos y salarios	7.504.078
Aportes patronales	1.951.096
Prestaciones sociales y otras indemnizaciones	4.216.808
Asistencia socioeconómica	1.868.542
Otros gastos de personal	3.746
Compra de bienes y servicios	13.868.993
Bienes de consumo	2.696.239
Servicios no personales	11.172.754
Impuestos indirectos	1.963.508
TRANSFERENCIAS Y DONACIONES CORRIENTES	182.852
Al sector privado	182.852
Transferencias corrientes al sector privado	182.852
Directas a personas	182.852
Jubilaciones y otros beneficios asociados	182.852
OTROS GASTOS CORRIENTES	2.040.000
Otros gastos corrientes	2.040.000
Bienes y servicios para la venta	2.040.000
TOTAL EGRESOS	42.116.767

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128072	Distribución y comercialización de bienes culturales superando el modelo rentista.	ejemplar	1.462.000			2.040.000		21.053.736				23.093.736
TOTAL						**2.040.000**		**21.053.736**				**23.093.736**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			7.109.715				7.109.715
02	Gestión Administrativa			11.730.464				11.730.464
03	Previsión y Protección Social			182.852				182.852
TOTAL				**19.023.031**				**19.023.031**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	19	43		62	7.161.548		7.161.548
Alto Nivel y de Dirección	3			3	2.605.140		2.605.140
Profesional y Técnico	7	8		15	1.138.339		1.138.339
Personal Administrativo	6	3		9	648.023		648.023
Obrero	3	32		35	2.770.046		2.770.046
TOTAL	19	43		62	7.161.548		7.161.548

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados		1	1	182.852
Alto Nivel y de Dirección		1	1	182.852
TOTAL		1	1	182.852

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	24.061.414
4.02	Materiales, suministros y mercancías	4.736.239
4.03	Servicios no personales	13.136.262
4.07	Transferencias y donaciones	182.852
	TOTAL	42.116.767

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**42.116.767**
INGRESOS CORRIENTES ORDINARIOS	42.116.767
INGRESOS DE OPERACIÓN	2.040.000
Otros ingresos de operación	2.040.000
TRANSFERENCIAS CORRIENTES	40.076.767
Transferencias corrientes del sector público	40.076.767
Transferencias corrientes internas recibidas del sector público	40.076.767
De la República	40.076.767
Ministerio del Poder Popular para la Cultura	40.076.767
Recursos Ordinarios	40.076.767
1.2 GASTOS CORRIENTES	**42.116.767**
GASTOS DE CONSUMO	39.893.915
Remuneraciones	24.061.414
Sueldos, salarios y otras retribuciones	8.517.144
Beneficios y complementos de sueldos y salarios	7.504.078
Aportes patronales	1.951.096
Prestaciones sociales y otras indemnizaciones	4.216.808
Asistencia socioeconómica	1.868.542
Otros gastos de personal	3.746
Compra de bienes y servicios	13.868.993
Bienes de consumo	2.696.239
Servicios no personales	11.172.754
Impuestos indirectos	1.963.508
TRANSFERENCIAS Y DONACIONES CORRIENTES	182.852
Al sector privado	182.852
Transferencias corrientes al sector privado	182.852
Directas a personas	182.852
Jubilaciones y otros beneficios asociados	182.852
OTROS GASTOS CORRIENTES	2.040.000
Otros gastos corrientes	2.040.000
Bienes y servicios para la venta	2.040.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : EQUILIBRIO	

A0450

Fundación Compañía Nacional de Danza

FUNDACIÓN COMPAÑÍA NACIONAL DE DANZA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Compañía Nacional de Danza, fue creada el 06 de febrero de 2006, según decreto presidencial N° 4.264 publicado en Gaceta Oficial de la República Bolivariana de Venezuela N° 38.373 de la misma fecha y cuenta con nueve años de funcionamiento. Es una institución que proyecta, difunde, promueve y fomenta la danza nacional en todas sus modalidades; así como favorece la inserción laboral y artística de nuestros creadores, interpretes, docentes, investigadores, cultores, gestores culturales y técnicos de la danza nacional.

Su misión es promover la creación y reposición de la obra coreográfica de nuestro país en todas sus expresiones dancísticas, favoreciendo la inserción laboral y artística de alto nivel e impulsando modelos de desarrollo participativo y democrático de los ciudadanos y ciudadanas.

Su visión es ser la institución del Estado representativa del arte de la danza venezolana, portadora de su rico legado en expresiones e identidades, valores patrimoniales, memoria y pertenencia que dan cuenta de nuestro sentir, en plena conexión y compromiso con cada tiempo.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**62.802.363**
INGRESOS CORRIENTES ORDINARIOS	62.802.363
TRANSFERENCIAS CORRIENTES	62.802.363
Transferencias corrientes del sector público	62.802.363
Transferencias corrientes internas recibidas del sector público	62.802.363
De la República	62.802.363
INGRESOS DE CAPITAL	**500.000**
RECURSOS PROPIOS DE CAPITAL	500.000
Incremento de la depreciación y amortización acumuladas	500.000
TOTAL RECURSOS	63.302.363

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	59.257.939
GASTOS DE CONSUMO	52.448.247
Remuneraciones	35.643.398
Sueldos, salarios y otras retribuciones	15.569.673
Beneficios y complementos de sueldos y salarios	9.542.077
Aportes patronales	2.382.820
Prestaciones sociales y otras indemnizaciones	5.392.294
Asistencia socioeconómica	2.756.534
Compra de bienes y servicios	14.124.789
Bienes de consumo	7.933.255
Servicios no personales	6.191.534
Impuestos indirectos	2.180.060
Depreciación y amortización	500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	6.809.692
Al sector privado	6.809.692
Transferencias corrientes al sector privado	6.809.692
Directas a personas	350.692
Jubilaciones y otros beneficios asociados	350.692
A instituciones sin fines de lucro	6.459.000
GASTOS DE CAPITAL	4.044.424
INVERSIÓN REAL DIRECTA	4.044.424
Formación bruta de capital fijo	4.044.424
Maquinaria, equipos y otros bienes muebles	4.044.424
TOTAL EGRESOS	**63.302.363**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128028	Construyendo la memoria para bailar, sentir y pensar.	persona	1.195					9.642.924				9.642.924
128130	Danzamos o erramos	evento	25					31.772.754				31.772.754
TOTAL								41.415.678				41.415.678

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			13.281.875				13.281.875
02	Gestión Administrativa	500.000		7.754.118				8.254.118
03	Previsión y Protección Social			350.692				350.692
TOTAL		500.000		21.386.685				21.886.685

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	53	47	83	183	7.801.854	490.982	8.292.836
Alto Nivel y de Dirección		1		1	200.264		200.264
Directivo	14	10	13	37	2.465.100		2.465.100
Profesional y Técnico	29	28	67	124	4.266.178	437.274	4.703.452
Personal Administrativo	2	1	3	6	155.862	17.588	173.450
Obrero	8	7		15	714.450	36.120	750.570
Personal Contratado	6	13		19	1.212.388		1.212.388
Profesional y Técnico	6	13		19	1.212.388		1.212.388
TOTAL	59	60	83	202	9.014.242	490.982	9.505.224

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	4		4	350.692
Alto Nivel y de Dirección	1		1	92.313
Empleados	3		3	258.379
TOTAL	4		4	350.692

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	35.643.398
4.02	Materiales, suministros y mercancías	7.933.255
4.03	Servicios no personales	8.371.594
4.04	Activos reales	4.044.424
4.07	Transferencias y donaciones	6.809.692
4.08	Otros gastos	500.000
	TOTAL	63.302.363

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**62.802.363**
INGRESOS CORRIENTES ORDINARIOS	62.802.363
TRANSFERENCIAS CORRIENTES	62.802.363
Transferencias corrientes del sector público	62.802.363
Transferencias corrientes internas recibidas del sector público	62.802.363
De la República	62.802.363
Ministerio del Poder Popular para la Cultura	62.802.363
Recursos Ordinarios	62.802.363
1.2 GASTOS CORRIENTES	**59.257.939**
GASTOS DE CONSUMO	52.448.247
Remuneraciones	35.643.398
Sueldos, salarios y otras retribuciones	15.569.673
Beneficios y complementos de sueldos y salarios	9.542.077
Aportes patronales	2.382.820
Prestaciones sociales y otras indemnizaciones	5.392.294
Asistencia socioeconómica	2.756.534
Compra de bienes y servicios	14.124.789
Bienes de consumo	7.933.255
Servicios no personales	6.191.534
Impuestos indirectos	2.180.060
Depreciación y amortización	500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	6.809.692
Al sector privado	6.809.692
Transferencias corrientes al sector privado	6.809.692
Directas a personas	350.692
Jubilaciones y otros beneficios asociados	350.692
A instituciones sin fines de lucro	6.459.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**3.544.424**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**4.044.424**
RECURSOS PROPIOS DE CAPITAL	4.044.424
Ahorro en cuenta corriente	3.544.424
Incremento de la depreciación y amortización acumuladas	500.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2.2 GASTOS DE CAPITAL	**4.044.424**
INVERSIÓN REAL DIRECTA	4.044.424
Formación bruta de capital fijo	4.044.424
Maquinaria, equipos y otros bienes muebles	4.044.424
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0452

Fundación Misión Cultura

FUNDACIÓN MISIÓN CULTURA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Misión Cultura fue creada el 27 de marzo de 2006, según Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.406 y cuenta con nueve años de funcionamiento. Es una Fundación que se encarga de la formación de activadores culturales como licenciados en educación y administración mención desarrollo cultural.

Tiene como misión garantizar, como Institución del Estado, el respeto a la inter-culturalidad y la previsión de las condiciones y medios necesarios para enriquecer, proteger y preservar la cultura popular y comunitaria, el patrimonio cultural y la memoria histórica de la nación, en aras de fortalecer la organización del pueblo para el ejercicio del poder popular.

Su visión es ser una institución comprometida en enriquecer, proteger y preservar la cultura popular y comunitaria mediante la formación ideológica, investigación y la difusión en materia cultural.

Para el 2016 prevé ejecutar tres (3) proyectos: "Plan de territorialización, difusión, promoción y seguimiento de las manifestaciones tradicionales y populares", "Plan de aprendizaje cooperativo para la descolonización cultura para vivir la patria" y "Plan para el impulso de la economía cultural los poderes creadores del pueblo".

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**295.003.564**
INGRESOS CORRIENTES ORDINARIOS	295.003.564
TRANSFERENCIAS CORRIENTES	295.003.564
Transferencias corrientes del sector público	295.003.564
Transferencias corrientes internas recibidas del sector público	295.003.564
De la República	295.003.564
INGRESOS DE CAPITAL	**4.698.748**
RECURSOS PROPIOS DE CAPITAL	4.698.748
Incremento de la depreciación y amortización acumuladas	4.698.748
TOTAL RECURSOS	**299.702.312**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**282.363.040**
GASTOS DE CONSUMO	277.425.649
Remuneraciones	136.765.951
Sueldos, salarios y otras retribuciones	60.979.771
Beneficios y complementos de sueldos y salarios	30.039.627
Aportes patronales	10.809.304
Prestaciones sociales y otras indemnizaciones	14.220.740
Asistencia socioeconómica	20.716.509
Compra de bienes y servicios	120.474.043
Bienes de consumo	16.213.520
Servicios no personales	104.260.523
Impuestos indirectos	15.486.907
Depreciación y amortización	4.698.748
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.937.391
Al sector privado	4.937.391
Transferencias corrientes al sector privado	600.045
Directas a personas	600.045
Pensiones y otros beneficios asociados	600.045
Donaciones corrientes al sector privado	4.337.346
Donaciones a personas	2.896.429
Donaciones a instituciones sin fines de lucro	1.440.917
GASTOS DE CAPITAL	**17.339.272**
INVERSIÓN REAL DIRECTA	17.339.272
Formación bruta de capital fijo	17.339.272
Maquinaria, equipos y otros bienes muebles	17.339.272
TOTAL EGRESOS	**299.702.312**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Ingresos Propios	Transferencias y Donaciones - De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
128232	Plan de territorialización, difusión, promoción y seguimiento de las manifestaciones tradicionales y populares	presentación	31.566					37.353.514				37.353.514
128248	Plan de aprendizaje cooperativo para la descolonización Cultura para vivir La Patria	persona	420.411					155.639.646				155.639.646
128249	Plan para el impulso de la economía cultural Los Poderes creadores del Pueblo	proyecto de investigación	480					14.526.366				14.526.366
TOTAL								**207.519.526**				**207.519.526**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	Transferencias y Donaciones - De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			69.387.186				69.387.186
02	Gestión Administrativa	4.698.748		17.496.807				22.195.555
03	Previsión y Protección Social			600.045				600.045
TOTAL		**4.698.748**		**87.484.038**				**92.182.786**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**227**	**151**	**3**	**381**	**25.763.476**	**3.218.609**	**28.982.085**
Alto Nivel y de Dirección		1		1	115.778	50.400	166.178
Directivo	29	22	3	54	3.087.417	1.223.047	4.310.464
Profesional y Técnico	162	96		258	17.959.789	1.945.162	19.904.951
Personal Administrativo	34	21		55	3.828.638		3.828.638
Obrero	2	11		13	771.854		771.854
Personal Contratado	**92**	**109**		**201**	**8.517.673**		**8.517.673**
Profesional y Técnico	34	67		101	4.258.836		4.258.836
Personal Administrativo	58	42		100	4.258.837		4.258.837
TOTAL	**319**	**260**	**3**	**582**	**34.281.149**	**3.218.609**	**37.499.758**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	7	8	15	**600.045**
Empleados		1	1	130.000
Docentes	7	7	14	470.045
TOTAL	7	8	15	**600.045**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	136.765.951
4.02	Materiales, suministros y mercancias	16.213.520
4.03	Servicios no personales	119.747.430
4.04	Activos reales	17.339.272
4.07	Transferencias y donaciones	4.937.391
4.08	Otros gastos	4.698.748
	TOTAL	**299.702.312**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**295.003.564**
INGRESOS CORRIENTES ORDINARIOS	295.003.564
TRANSFERENCIAS CORRIENTES	295.003.564
Transferencias corrientes del sector público	295.003.564
Transferencias corrientes internas recibidas del sector público	295.003.564
De la República	295.003.564
Ministerio del Poder Popular del Despacho de la Presidencia y	
Seguimiento de la Gestión de Gobierno (Recursos Ordinarios)	145.714.986
Ministerio del Poder Popular para la Cultura (Recursos Ordinarios)	149.288.578
1.2 GASTOS CORRIENTES	**282.363.040**
GASTOS DE CONSUMO	277.425.649
Remuneraciones	136.765.951
Sueldos, salarios y otras retribuciones	60.979.771
Beneficios y complementos de sueldos y salarios	30.039.627
Aportes patronales	10.809.304
Prestaciones sociales y otras indemnizaciones	14.220.740
Asistencia socioeconómica	20.716.509
Compra de bienes y servicios	120.474.043
Bienes de consumo	16.213.520
Servicios no personales	104.260.523
Impuestos indirectos	15.486.907
Depreciación y amortización	4.698.748
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.937.391
Al sector privado	4.937.391
Transferencias corrientes al sector privado	600.045
Directas a personas	600.045
Pensiones y otros beneficios asociados	600.045
Donaciones corrientes al sector privado	4.337.346
Donaciones a personas	2.896.429
Donaciones a instituciones sin fines de lucro	1.440.917
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**12.640.524**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**17.339.272**
RECURSOS PROPIOS DE CAPITAL	17.339.272

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Ahorro en cuenta corriente	12.640.524
Incremento de la depreciación y amortización acumuladas	4.698.748
2.2 GASTOS DE CAPITAL	**17.339.272**
INVERSIÓN REAL DIRECTA	17.339.272
Formación bruta de capital fijo	17.339.272
Maquinaria, equipos y otros bienes muebles	17.339.272
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0453

Fundación Editorial El Perro y La Rana

FUNDACIÓN EDITORIAL EL PERRO Y LA RANA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Editorial el Perro y la Rana es una institución del Ministerio del Poder Popular para la Cultura cuyo objetivo es realizar publicaciones masivas de libros de calidad y a bajos costos, que promuevan la lectura y la escritura en el pueblo venezolano, por medio de una serie de colecciones las cuales serán difundidas y distribuidas en el ámbito nacional e internacional, aunado a la visión de ser una organización editorial del Estado, que contribuya al desarrollo cultural de Venezuela, implementando las políticas educativas, sociales, económicas y culturales del Gobierno Bolivariano permitiendo el rescate e identificación con nuestras tradiciones y costumbres para lograr así, el progresivo desarrollo del país con una eficiente administración de los recursos provenientes del Ejecutivo Nacional.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**110.918.809**
INGRESOS CORRIENTES ORDINARIOS	110.918.809
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	300.000
Venta de otros bienes y servicios	300.000
TRANSFERENCIAS CORRIENTES	110.618.809
Transferencias corrientes del sector público	110.618.809
Transferencias corrientes internas recibidas del sector público	110.618.809
De la República	110.618.809
INGRESOS DE CAPITAL	**520.000**
RECURSOS PROPIOS DE CAPITAL	520.000
Incremento de la depreciación y amortización acumuladas	520.000
FUENTES FINANCIERAS	**60.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	60.000
Disminución de otros activos financieros	60.000
Disminución de disponibilidades	60.000
Disminución de bancos	60.000
TOTAL RECURSOS	**111.498.809**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**109.348.809**
GASTOS DE CONSUMO	108.683.809
Remuneraciones	98.161.052
Sueldos, salarios y otras retribuciones	52.397.264
Beneficios y complementos de sueldos y salarios	24.695.288
Aportes patronales	5.234.454
Prestaciones sociales y otras indemnizaciones	9.460.352
Asistencia socioeconómica	6.373.694
Compra de bienes y servicios	9.207.633
Bienes de consumo	4.121.028
Servicios no personales	5.086.605
Impuestos indirectos	795.124
Depreciación y amortización	520.000
GASTOS DE LA PROPIEDAD	365.000
Derechos sobre bienes intangibles	365.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	300.000
Al sector privado	300.000
Transferencias corrientes al sector privado	300.000
Directas a personas	300.000
Jubilaciones y otros beneficios asociados	300.000
GASTOS DE CAPITAL	**1.850.000**
INVERSIÓN REAL DIRECTA	1.850.000
Formación bruta de capital fijo	1.850.000
Maquinaria, equipos y otros bienes muebles	1.850.000
APLICACIONES FINANCIERAS	**300.000**
DISMINUCIÓN DE PASIVOS	300.000
Disminución de cuentas y efectos por pagar	300.000
Disminución de cuentas y efectos por pagar a corto plazo	300.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	80.000
Disminución de aportes patronales y retenciones laborales por pagar	70.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	35.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	35.000
Disminución cuentas por pagar a proveedores a corto plazo	150.000
TOTAL EGRESOS	**111.498.809**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128097	Edición y promoción de libros impresos y digitales para el fortalecimiento del pensamiento crítico	edición	150					35.059.812				35.059.812
128136	Editorial Escuela: democratización de los saberes editoriales	seminario	144					2.744.647				2.744.647
128181	Producción editorial comunitaria por y para el pueblo	título	1.152					39.584.407			60.000	39.644.407
TOTAL								77.388.866			60.000	77.448.866

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			29.668.616				29.668.616
02	Gestión Administrativa	820.000		3.261.327				4.081.327
03	Previsión y Protección Social			300.000				300.000
TOTAL		820.000		33.229.943				34.049.943

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**74**	**45**		**119**	**19.308.190**	**2.412.868**	**21.721.058**
Alto Nivel y de Dirección	1			1	140.000	200.000	340.000
Directivo	21	12		33	2.839.900		2.839.900
Profesional y Técnico	37	23		60	7.809.734	1.442.150	9.251.884
Personal Administrativo	4			4	3.549.880	480.718	4.030.598
Obrero	11	10		21	4.968.676	290.000	5.258.676
Personal Contratado	**42**	**29**		**71**	**8.302.420**		**8.302.420**
Profesional y Técnico	30	19		49	4.981.452		4.981.452
Personal Administrativo	12	10		22	3.320.968		3.320.968
TOTAL	**116**	**74**		**190**	**27.610.610**	**2.412.868**	**30.023.478**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**2**		**2**	**300.000**
Alto Nivel y de Dirección	1		1	180.000
Empleados	1		1	120.000
TOTAL	**2**		**2**	**300.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	98.161.052
4.02	Materiales, suministros y mercancias	4.121.028
4.03	Servicios no personales	6.246.729
4.04	Activos reales	1.850.000
4.07	Transferencias y donaciones	300.000
4.08	Otros gastos	520.000
4.11	Disminución de pasivos	300.000
	TOTAL	111.498.809

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	110.918.809
INGRESOS CORRIENTES ORDINARIOS	110.918.809
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	300.000
Venta de otros bienes y servicios	300.000
TRANSFERENCIAS CORRIENTES	110.618.809
Transferencias corrientes del sector público	110.618.809
Transferencias corrientes internas recibidas del sector público	110.618.809
De la República	110.618.809
Ministerio del Poder Popular para la Cultura	110.618.809
Recursos Ordinarios	110.618.809
1.2 GASTOS CORRIENTES	109.348.809
GASTOS DE CONSUMO	108.683.809
Remuneraciones	98.161.052
Sueldos, salarios y otras retribuciones	52.397.264
Beneficios y complementos de sueldos y salarios	24.695.288
Aportes patronales	5.234.454
Prestaciones sociales y otras indemnizaciones	9.460.352
Asistencia socioeconómica	6.373.694
Compra de bienes y servicios	9.207.633
Bienes de consumo	4.121.028
Servicios no personales	5.086.605
Impuestos indirectos	795.124
Depreciación y amortización	520.000
GASTOS DE LA PROPIEDAD	365.000
Derechos sobre bienes intangibles	365.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	300.000
Al sector privado	300.000
Transferencias corrientes al sector privado	300.000
Directas a personas	300.000
Jubilaciones y otros beneficios asociados	300.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	1.570.000
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	2.090.000
RECURSOS PROPIOS DE CAPITAL	2.090.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Ahorro en cuenta corriente	1.570.000
Incremento de la depreciación y amortización acumuladas	520.000
2.2 GASTOS DE CAPITAL	**1.850.000**
INVERSIÓN REAL DIRECTA	1.850.000
Formación bruta de capital fijo	1.850.000
Maquinaria, equipos y otros bienes muebles	1.850.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**240.000**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**300.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	60.000
Disminución de otros activos financieros	60.000
Disminución de disponibilidades	60.000
Disminución de bancos	60.000
SUPERÁVIT FINANCIERO	240.000
3.2 APLICACIONES FINANCIERAS	**300.000**
DISMINUCIÓN DE PASIVOS	300.000
Disminución de cuentas y efectos por pagar	300.000
Disminución de cuentas y efectos por pagar a corto plazo	300.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	80.000
Disminución de aportes patronales y retenciones laborales por pagar	70.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	35.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	35.000
Disminución cuentas por pagar a proveedores a corto plazo	150.000

A0459

Fundación Red de Arte

FUNDACIÓN RED DE ARTE

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Red de Arte, es una Institución del Ministerio del Poder Popular para la Cultura cuyo objetivo es representar y promocionar la producción de bienes culturales producidos por los creadores artísticos de las diferentes regiones del país; contribuyendo a impulsar la valoración, proyección y consolidación del sentido de permanencia, identidad y de preservación de los valores y desarrollar estrategias de formación artística, desde el punto de vista de sus capacidades y potencial creativo, así como garantizar la participación del talento artístico en el mercado nacional, mediante la creación de espacios para la comercialización de la producción de los bienes culturales.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**76.561.630**
INGRESOS CORRIENTES ORDINARIOS	76.561.630
INGRESOS DE OPERACIÓN	700.000
Otros ingresos de operación	700.000
TRANSFERENCIAS CORRIENTES	75.861.630
Transferencias corrientes del sector público	75.861.630
Transferencias corrientes internas recibidas del sector público	75.861.630
De la República	75.861.630
TOTAL RECURSOS	**76.561.630**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	76.561.630
GASTOS DE CONSUMO	58.568.605
Remuneraciones	27.533.696
Sueldos, salarios y otras retribuciones	14.631.361
Beneficios y complementos de sueldos y salarios	6.558.913
Aportes patronales	1.825.579
Prestaciones sociales y otras indemnizaciones	2.517.789
Asistencia socioeconómica	2.000.054
Compra de bienes y servicios	28.536.786
Bienes de consumo	11.208.711
Servicios no personales	17.328.075
Impuestos indirectos	2.498.123
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.029.800
Al sector privado	8.029.800
Transferencias corrientes al sector privado	5.462.230
Directas a personas	462.230
Pensiones y otros beneficios asociados	118.530
Jubilaciones y otros beneficios asociados	343.700
Otras transferencias corrientes internas al sector privado	5.000.000
Donaciones corrientes al sector privado	2.567.570
Donaciones a personas	1.283.785
Donaciones a instituciones sin fines de lucro	1.283.785
OTROS GASTOS CORRIENTES	9.963.225
Otros gastos corrientes	9.963.225
Bienes y servicios para la venta	9.963.225
TOTAL EGRESOS	76.561.630

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128135	Sustentabilidad de la Artesanía Nacional	atención	1.140			700.000		53.103.141				53.803.141
TOTAL						700.000		53.103.141				53.803.141

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			10.972.282				10.972.282
02	Gestión Administrativa			11.323.977				11.323.977
03	Previsión y Protección Social			462.230				462.230
TOTAL				22.758.489				22.758.489

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**54**	**41**		**95**	**3.580.875**	**871.705**	**4.452.580**
Alto Nivel y de Dirección	14	9		23	400.700	568.800	969.500
Profesional y Técnico	36	22		58	2.551.959	248.445	2.800.404
Personal Administrativo	2	2		4	175.950	17.129	193.079
Obrero	2	8		10	452.266	37.331	489.597
Personal Contratado	**14**	**9**		**23**	**867.999**		**867.999**
Profesional y Técnico	10	7		17	347.200		347.200
Personal Administrativo	4	2		6	520.799		520.799
TOTAL	**68**	**50**		**118**	**4.448.874**	**871.705**	**5.320.579**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**2**	**1**	**3**	**343.700**
Alto Nivel y de Dirección	2	1	3	343.700
Pensionados	**1**		**1**	**118.530**
Obreros	1		1	118.530
TOTAL	**3**	**1**	**4**	**462.230**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	27.533.696
4.02	Materiales, suministros y mercancías	21.171.936
4.03	Servicios no personales	19.826.198
4.07	Transferencias y donaciones	8.029.800
	TOTAL	**76.561.630**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**76.561.630**
INGRESOS CORRIENTES ORDINARIOS	76.561.630
INGRESOS DE OPERACIÓN	700.000
Otros ingresos de operación	700.000
TRANSFERENCIAS CORRIENTES	75.861.630
Transferencias corrientes del sector público	75.861.630
Transferencias corrientes internas recibidas del sector público	75.861.630
De la República	75.861.630
Ministerio del Poder Popular para la Cultura	75.861.630
Recursos Ordinarios	75.861.630
1.2 GASTOS CORRIENTES	**76.561.630**
GASTOS DE CONSUMO	58.568.605
Remuneraciones	27.533.696
Sueldos, salarios y otras retribuciones	14.631.361
Beneficios y complementos de sueldos y salarios	6.558.913
Aportes patronales	1.825.579
Prestaciones sociales y otras indemnizaciones	2.517.789
Asistencia socioeconómica	2.000.054
Compra de bienes y servicios	28.536.786
Bienes de consumo	11.208.711
Servicios no personales	17.328.075
Impuestos indirectos	2.498.123
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.029.800
Al sector privado	8.029.800
Transferencias corrientes al sector privado	5.462.230
Directas a personas	462.230
Pensiones y otros beneficios asociados	118.530
Jubilaciones y otros beneficios asociados	343.700
Otras transferencias corrientes internas al sector privado	5.000.000
Donaciones corrientes al sector privado	2.567.570
Donaciones a personas	1.283.785
Donaciones a instituciones sin fines de lucro	1.283.785

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
OTROS GASTOS CORRIENTES	9.963.225
Otros gastos corrientes	9.963.225
Bienes y servicios para la venta	9.963.225
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : EQUILIBRIO	

A0462

Fundación Imprenta de la Cultura

FUNDACIÓN IMPRENTA DE LA CULTURA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La creación de la Fundación fue autorizada mediante Decreto N° 5.061 de fecha 18 de diciembre de 2006, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 38.587 de fecha 19 de diciembre de 2006.

Su misión es garantizar la soberanía editorial y el acceso al conocimiento mediante la imprenta gráfica, estimulando la ejecución de procesos eficientes y racionales que permitan impulsar un cambio cultural, enalteciendo la grandeza de nuestros valores, orientando esfuerzos al rescate de la identidad nacional, en los distintos ámbitos de la cultura y en aras de lograr una mejor calidad de vida de los venezolanos y venezolanas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**105.288.756**
INGRESOS CORRIENTES ORDINARIOS	105.288.756
INGRESOS DE OPERACIÓN	11.959.348
Otros ingresos de operación	11.959.348
TRANSFERENCIAS CORRIENTES	93.329.408
Transferencias corrientes del sector público	93.329.408
Transferencias corrientes internas recibidas del sector público	93.329.408
De la República	93.329.408
INGRESOS DE CAPITAL	**948.856**
RECURSOS PROPIOS DE CAPITAL	948.856
Incremento de la depreciación y amortización acumuladas	948.856
TOTAL RECURSOS	**106.237.612**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**101.493.334**
GASTOS DE CONSUMO	101.493.334
Remuneraciones	55.449.638
Sueldos, salarios y otras retribuciones	21.839.455
Beneficios y complementos de sueldos y salarios	16.285.384
Aportes patronales	3.909.502
Prestaciones sociales y otras indemnizaciones	6.886.071
Asistencia socioeconómica	6.529.226
Compra de bienes y servicios	39.976.731
Bienes de consumo	20.425.110
Servicios no personales	19.551.621
Impuestos indirectos	5.118.109
Depreciación y amortización	948.856
GASTOS DE CAPITAL	**4.744.278**
INVERSIÓN REAL DIRECTA	4.744.278
Formación bruta de capital fijo	4.744.278
Maquinaria, equipos y otros bienes muebles	4.744.278
TOTAL EGRESOS	**106.237.612**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128152	Imprenta para la producción de bienes culturales	ejemplar	27.406			7.568.296		57.251.668				64.819.964
TOTAL						7.568.296		57.251.668				64.819.964

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			21.625.274				21.625.274
02	Gestión Administrativa	5.339.908		14.452.466				19.792.374
TOTAL		5.339.908		36.077.740				41.417.648

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	63	101		164	9.008.355	2.465.710	11.474.065
Alto Nivel y de Dirección		1		1	51.953	529.200	581.153
Directivo	15	4		19	1.407.165	814.205	2.221.370
Profesional y Técnico	10	1		11	659.608	381.658	1.041.266
Obrero	38	95		133	6.889.629	740.647	7.630.276
Personal Contratado	9	5		14	1.517.987		1.517.987
Personal Administrativo	9	5		14	1.517.987		1.517.987
TOTAL	72	106		178	10.526.342	2.465.710	12.992.052

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	55.449.638
4.02	Materiales, suministros y mercancias	20.425.110
4.03	Servicios no personales	24.669.730
4.04	Activos reales	4.744.278
4.08	Otros gastos	948.856
	TOTAL	106.237.612

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	105.288.756
INGRESOS CORRIENTES ORDINARIOS	105.288.756
INGRESOS DE OPERACIÓN	11.959.348
Otros ingresos de operación	11.959.348
TRANSFERENCIAS CORRIENTES	93.329.408
Transferencias corrientes del sector público	93.329.408
Transferencias corrientes internas recibidas del sector público	93.329.408
De la República	93.329.408
Ministerio del Poder Popular para la Cultura	93.329.408
Recursos Ordinarios	93.329.408
1.2 GASTOS CORRIENTES	101.493.334
GASTOS DE CONSUMO	101.493.334
Remuneraciones	55.449.638
Sueldos, salarios y otras retribuciones	21.839.455
Beneficios y complementos de sueldos y salarios	16.285.384
Aportes patronales	3.909.502
Prestaciones sociales y otras indemnizaciones	6.886.071
Asistencia socioeconómica	6.529.226
Compra de bienes y servicios	39.976.731
Bienes de consumo	20.425.110
Servicios no personales	19.551.621
Impuestos indirectos	5.118.109
Depreciación y amortización	948.856
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	3.795.422
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	4.744.278
RECURSOS PROPIOS DE CAPITAL	4.744.278
Ahorro en cuenta corriente	3.795.422
Incremento de la depreciación y amortización acumuladas	948.856
2.2 GASTOS DE CAPITAL	4.744.278
INVERSIÓN REAL DIRECTA	4.744.278
Formación bruta de capital fijo	4.744.278
Maquinaria, equipos y otros bienes muebles	4.744.278
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0469

Fundación Centro Nacional del Disco (CENDIS)

FUNDACIÓN CENTRO NACIONAL DEL DISCO (CENDIS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación tiene como visión ser el ente a través del cual el Estado venezolano coordine, promueva y ejecute las políticas y lineamientos en materia discográfica, destinados a recuperar, reactivar, afianzar y difundir la identidad cultural del pueblo venezolano mediante la producción y comercialización a nivel nacional e internacional de discos compactos (CD's), discos versátiles digitales (DVD's), u otros soportes materiales que contengan obras musicales o audiovisuales.

Para el año 2016, se tiene previsto producir 94 producciones a través del proyecto "La producción musical como expresión del pueblo creador".

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**63.947.408**
INGRESOS CORRIENTES ORDINARIOS	63.947.408
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.000.000
Venta de otros bienes y servicios	3.000.000
TRANSFERENCIAS CORRIENTES	60.947.408
Transferencias corrientes del sector público	60.947.408
Transferencias corrientes internas recibidas del sector público	60.947.408
De la República	60.947.408
INGRESOS DE CAPITAL	**443.748**
RECURSOS PROPIOS DE CAPITAL	443.748
Incremento de la depreciación y amortización acumuladas	443.748
TOTAL RECURSOS	**64.391.156**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**55.301.625**
GASTOS DE CONSUMO	55.301.625
Remuneraciones	27.889.733
Sueldos, salarios y otras retribuciones	11.346.280
Beneficios y complementos de sueldos y salarios	6.870.521
Aportes patronales	1.611.519
Prestaciones sociales y otras indemnizaciones	4.144.094
Asistencia socioeconómica	3.917.319
Compra de bienes y servicios	23.169.081
Bienes de consumo	11.354.062
Servicios no personales	11.815.019
Impuestos indirectos	3.799.063
Depreciación y amortización	443.748
GASTOS DE CAPITAL	**9.089.531**
INVERSIÓN REAL DIRECTA	9.089.531
Formación bruta de capital fijo	9.089.531
Maquinaria, equipos y otros bienes muebles	9.089.531
TOTAL EGRESOS	**64.391.156**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128223	La producción musical como expresión del pueblo creador	producción	94			2.300.000		30.921.670				33.221.670
TOTAL						**2.300.000**		**30.921.670**				**33.221.670**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			8.687.579				8.687.579
02	Gestión Administrativa	1.143.748		21.338.159				22.481.907
TOTAL		**1.143.748**		**30.025.738**				**31.169.486**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**28**	**31**	**47**	**106**	**3.926.571**	**203.651**	**4.130.222**
Alto Nivel y de Dirección		1		1	51.952		51.952
Directivo	13	12	6	31	1.107.549		1.107.549
Profesional y Técnico	3	7	22	32	1.143.276	71.807	1.215.083
Personal Administrativo	8	3	16	27	1.000.367	62.831	1.063.198
Obrero	4	8	3	15	623.427	69.013	692.440
Personal Contratado	**4**	**4**		**8**	**415.618**		**415.618**
Obrero	4	4		8	415.618		415.618
TOTAL	**32**	**35**	**47**	**114**	**4.342.189**	**203.651**	**4.545.840**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	27.889.733
4.02	Materiales, suministros y mercancias	11.354.062
4.03	Servicios no personales	15.614.082
4.04	Activos reales	9.089.531
4.08	Otros gastos	443.748
	TOTAL	**64.391.156**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	63.947.408
INGRESOS CORRIENTES ORDINARIOS	63.947.408
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.000.000
Venta de otros bienes y servicios	3.000.000
TRANSFERENCIAS CORRIENTES	60.947.408
Transferencias corrientes del sector público	60.947.408
Transferencias corrientes internas recibidas del sector público	60.947.408
De la República	60.947.408
Ministerio del Poder Popular para la Cultura	60.947.408
Recursos Ordinarios	60.947.408
1.2 GASTOS CORRIENTES	55.301.625
GASTOS DE CONSUMO	55.301.625
Remuneraciones	27.889.733
Sueldos, salarios y otras retribuciones	11.346.280
Beneficios y complementos de sueldos y salarios	6.870.521
Aportes patronales	1.611.519
Prestaciones sociales y otras indemnizaciones	4.144.094
Asistencia socioeconómica	3.917.319
Compra de bienes y servicios	23.169.081
Bienes de consumo	11.354.062
Servicios no personales	11.815.019
Impuestos indirectos	3.799.063
Depreciación y amortización	443.748
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	8.645.783
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	9.089.531
RECURSOS PROPIOS DE CAPITAL	9.089.531
Ahorro en cuenta corriente	8.645.783
Incremento de la depreciación y amortización acumuladas	443.748
2.2 GASTOS DE CAPITAL	9.089.531
INVERSIÓN REAL DIRECTA	9.089.531
Formación bruta de capital fijo	9.089.531
Maquinaria, equipos y otros bienes muebles	9.089.531
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0486

Fundación Centro Nacional de la Historia

FUNDACIÓN CENTRO NACIONAL DE LA HISTORIA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Centro Nacional de la Historia, tiene como misión ejercer la rectoría de las políticas y desarrollar las acciones y actividades del Estado venezolano en lo concerniente al conocimiento, investigación, resguardo y difusión de la historia nacional y la memoria colectiva y patrimonio histórico del pueblo, garantizando el derecho de las comunidades a participar en el enriquecimiento de los mismos.

Para el año 2016, tiene previsto realizar 60 investigaciones a través del proyecto "Afirmación de la memoria histórica del pueblo venezolano".

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**53.822.870**
INGRESOS CORRIENTES ORDINARIOS	53.822.870
TRANSFERENCIAS CORRIENTES	53.822.870
Transferencias corrientes del sector público	53.822.870
Transferencias corrientes internas recibidas del sector público	53.822.870
De la República	53.822.870
TOTAL RECURSOS	**53.822.870**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**53.822.870**
GASTOS DE CONSUMO	53.183.921
Remuneraciones	43.041.077
Sueldos, salarios y otras retribuciones	23.143.690
Beneficios y complementos de sueldos y salarios	8.940.832
Aportes patronales	1.748.060
Prestaciones sociales y otras indemnizaciones	3.377.132
Asistencia socioeconómica	5.831.363
Compra de bienes y servicios	8.832.000
Bienes de consumo	2.532.000
Servicios no personales	6.300.000
Impuestos indirectos	1.310.844
TRANSFERENCIAS Y DONACIONES CORRIENTES	638.949
Al sector privado	638.949
Transferencias corrientes al sector privado	638.949
Directas a personas	638.949
Pensiones y otros beneficios asociados	191.685
Jubilaciones y otros beneficios asociados	447.264
TOTAL EGRESOS	**53.822.870**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
128244	Afirmación de la memoria histórica del pueblo venezolano	investigación	60					43.383.104				43.383.104
TOTAL								43.383.104				43.383.104

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			8.571.813				8.571.813
02	Gestión Administrativa			1.229.004				1.229.004
03	Previsión y Protección Social			638.949				638.949
TOTAL				10.439.766				10.439.766

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**51**	**42**		**93**	**3.451.815**	**455.826**	**3.907.641**
Alto Nivel y de Dirección	15	18		33	782.259		782.259
Profesional y Técnico	18	10		28	1.358.484	2.538	1.361.022
Obrero	18	14		32	1.311.072	453.288	1.764.360
Personal Contratado	**32**	**61**		**93**	**3.499.772**		**3.499.772**
Directivo	3	6		9	398.688		398.688
Profesional y Técnico	18	12		30	1.008.960		1.008.960
Personal Administrativo	11	43		54	2.092.124		2.092.124
TOTAL	83	103		186	6.951.587	455.826	7.407.413

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**2**	**3**	**5**	**447.264**
Obreros	2	3	5	447.264
Pensionados		**2**	**2**	**191.685**
Obreros		2	2	191.685
TOTAL	2	5	7	638.949

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	43.041.077
4.02	Materiales, suministros y mercancías	2.532.000
4.03	Servicios no personales	7.610.844
4.07	Transferencias y donaciones	638.949
	TOTAL	53.822.870

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**53.822.870**
INGRESOS CORRIENTES ORDINARIOS	53.822.870
TRANSFERENCIAS CORRIENTES	53.822.870
Transferencias corrientes del sector público	53.822.870
Transferencias corrientes internas recibidas del sector público	53.822.870
De la República	53.822.870
Ministerio del Poder Popular para la Cultura	53.822.870
Recursos Ordinarios	53.822.870
1.2 GASTOS CORRIENTES	**53.822.870**
GASTOS DE CONSUMO	53.183.921
Remuneraciones	43.041.077
Sueldos, salarios y otras retribuciones	23.143.690
Beneficios y complementos de sueldos y salarios	8.940.832
Aportes patronales	1.748.060
Prestaciones sociales y otras indemnizaciones	3.377.132
Asistencia socioeconómica	5.831.363
Compra de bienes y servicios	8.832.000
Bienes de consumo	2.532.000
Servicios no personales	6.300.000
Impuestos indirectos	1.310.844
TRANSFERENCIAS Y DONACIONES CORRIENTES	638.949
Al sector privado	638.949
Transferencias corrientes al sector privado	638.949
Directas a personas	638.949
Pensiones y otros beneficios asociados	191.685
Jubilaciones y otros beneficios asociados	447.264
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : EQUILIBRIO	

A0821

Centro Nacional Autónomo de Cinematografía (CNAC)

CENTRO NACIONAL AUTÓNOMO DE CINEMATOGRAFÍA (CNAC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Centro Nacional Autónomo de Cinematografía (CNAC) formula el presupuesto correspondiente al Ejercicio Económico Financiero 2016, a los fines de cubrir las necesidades de la institución y poder desarrollar las actividades inherentes a sus objetivos, previstos en la Ley de la Cinematografía Nacional, en sus artículos 39 y 40 y las directrices de los Órganos Controladores en materia cinematográfica (Producción, Distribución, Exhibición, Post Producción, Comercialización y Difusión de Obras Cinematográficas).

Los recursos serán destinados a los proyectos: "Laboratorio del cine y el audiovisual de Venezuela", "Estímulo y Fomento a la creación y la producción cinematográfica" y "Comercialización y Promoción Cinematográfica", con los que espera realizar 180 talleres, otorgar 33 aportes para financiamiento cinematográfico y comercializar 25 obras.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**570.129.251**
INGRESOS CORRIENTES ORDINARIOS	570.129.251
INGRESOS NO TRIBUTARIOS	543.852.196
Tasas	3.300.000
Ingresos por contribuciones especiales	540.552.196
TRANSFERENCIAS CORRIENTES	22.777.055
Transferencias corrientes del sector público	22.777.055
Transferencias corrientes internas recibidas del sector público	22.777.055
De la República	22.777.055
OTROS INGRESOS	3.500.000
Diversos Ingresos	3.500.000
Multas por varios ramos	3.500.000
INGRESOS DE CAPITAL	**3.942.414**
RECURSOS PROPIOS DE CAPITAL	3.942.414
Incremento de la depreciación y amortización acumuladas	3.942.414
TOTAL RECURSOS	**574.071.665**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	461.857.584
GASTOS DE CONSUMO	152.637.513
Remuneraciones	41.658.479
Sueldos, salarios y otras retribuciones	28.820.718
Beneficios y complementos de sueldos y salarios	6.266.165
Aportes patronales	2.258.366
Prestaciones sociales y otras indemnizaciones	1.946.496
Asistencia socioeconómica	2.366.734
Compra de bienes y servicios	99.130.007
Bienes de consumo	13.918.268
Servicios no personales	85.211.739
Impuestos indirectos	7.906.613
Depreciación y amortización	3.942.414
TRANSFERENCIAS Y DONACIONES CORRIENTES	309.220.071
Al sector privado	241.638.547
Transferencias corrientes al sector privado	241.638.547
Directas a personas	9.983.946
Pensiones y otros beneficios asociados	474.984
Jubilaciones y otros beneficios asociados	508.962
Otras transferencias directas a personas	9.000.000
A instituciones sin fines de lucro	231.654.601
Al sector público	21.522.791
Transferencias corrientes al sector público	21.522.791
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	21.522.791
Al sector externo	46.058.733
Donaciones corrientes al exterior	46.058.733
A personas	4.000.000
A organismos a instituciones sin fines de lucro	3.000.000
A organismos internacionales	39.058.733

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS DE CAPITAL	**112.214.081**
INVERSIÓN REAL DIRECTA	7.734.301
Formación bruta de capital fijo	6.350.000
Maquinaria, equipos y otros bienes muebles	6.350.000
Bienes intangibles	1.384.301
INVERSIÓN FINANCIERA	104.479.780
Concesión de préstamos a corto plazo	93.668.737
Al sector privado	93.668.737
Concesión de préstamos a largo plazo	10.811.043
Al sector privado	10.811.043
TOTAL EGRESOS	**574.071.665**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género: Fem.	Meta: Género: Masc.	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
128256	Laboratorio del Cine y el Audiovisual de Venezuela	taller	180			43.244.176		2.844.811				46.088.987
128257	Estímulo y Fomento a la Creación y la Producción Cinematográfica	financiamiento	33			394.603.103		12.499.127				407.102.230
128258	Comercialización y Promoción Cinematográfica	obra	25			70.271.785						70.271.785
	TOTAL					508.119.064		15.343.938				523.463.002

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	9.780.057		6.449.171				16.229.228
02	Gestión Administrativa	33.395.489						33.395.489
03	Previsión y Protección Social			983.946				983.946
	TOTAL	43.175.546		7.433.117				50.608.663

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**42**	**30**	**7**	**79**	**2.037.045**	**58.552**	**2.095.597**
Alto Nivel y de Dirección		1		1	1.239.416		1.239.416
Directivo	21	16	7	44	177.576		177.576
Profesional y Técnico	11	4		15	334.699	25.700	360.399
Personal Administrativo	1	2		3	45.560	11.910	57.470
Obrero	9	7		16	239.794	20.942	260.736
Personal Contratado	**30**	**22**		**52**	**17.561.209**		**17.561.209**
Profesional y Técnico	27	16		43	17.362.930		17.362.930
Personal Administrativo	3	6		9	198.279		198.279
TOTAL	72	52	7	131	19.598.254	58.552	19.656.806

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	1	2	3	**508.962**
Empleados	1	2	3	508.962
Pensionados	3	1	4	**474.984**
Empleados	3	1	4	474.984
TOTAL	4	3	7	983.946

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	41.658.479
4.02	Materiales, suministros y mercancias	13.918.268
4.03	Servicios no personales	93.118.352
4.04	Activos reales	7.734.301
4.05	Activos financieros	104.479.780
4.07	Transferencias y donaciones	309.220.071
4.08	Otros gastos	3.942.414
	TOTAL	**574.071.665**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**570.129.251**
INGRESOS CORRIENTES ORDINARIOS	570.129.251
INGRESOS NO TRIBUTARIOS	543.852.196
Tasas	3.300.000
Ingresos por contribuciones especiales	540.552.196
TRANSFERENCIAS CORRIENTES	22.777.055
Transferencias corrientes del sector público	22.777.055
Transferencias corrientes internas recibidas del sector público	22.777.055
De la República	22.777.055
Ministerio del Poder Popular para la Cultura	22.777.055
Recursos Ordinarios	22.777.055
OTROS INGRESOS	3.500.000
Diversos Ingresos	3.500.000
Multas por varios ramos	3.500.000
1.2 GASTOS CORRIENTES	**461.857.584**
GASTOS DE CONSUMO	152.637.513
Remuneraciones	41.658.479
Sueldos, salarios y otras retribuciones	28.820.718
Beneficios y complementos de sueldos y salarios	6.266.165
Aportes patronales	2.258.366
Prestaciones sociales y otras indemnizaciones	1.946.496
Asistencia socioeconómica	2.366.734
Compra de bienes y servicios	99.130.007
Bienes de consumo	13.918.268
Servicios no personales	85.211.739
Impuestos indirectos	7.906.613
Depreciación y amortización	3.942.414
TRANSFERENCIAS Y DONACIONES CORRIENTES	309.220.071
Al sector privado	241.638.547
Transferencias corrientes al sector privado	241.638.547
Directas a personas	9.983.946
Pensiones y otros beneficios asociados	474.984
Jubilaciones y otros beneficios asociados	508.962
Otras transferencias directas a personas	9.000.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
A instituciones sin fines de lucro	231.654.601
Al sector público	21.522.791
Transferencias corrientes al sector público	21.522.791
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	21.522.791
Al sector externo	46.058.733
Donaciones corrientes al exterior	46.058.733
A personas	4.000.000
A organismos a instituciones sin fines de lucro	3.000.000
A organismos internacionales	39.058.733
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**108.271.667**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**112.214.081**
RECURSOS PROPIOS DE CAPITAL	112.214.081
Ahorro en cuenta corriente	108.271.667
Incremento de la depreciación y amortización acumuladas	3.942.414
2.2 GASTOS DE CAPITAL	**112.214.081**
INVERSIÓN REAL DIRECTA	7.734.301
Formación bruta de capital fijo	6.350.000
Maquinaria, equipos y otros bienes muebles	6.350.000
Bienes intangibles	1.384.301
INVERSIÓN FINANCIERA	104.479.780
Concesión de préstamos a corto plazo	93.668.737
Al sector privado	93.668.737
Concesión de préstamos a largo plazo	10.811.043
Al sector privado	10.811.043
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0829

Centro Nacional del Libro (CNL)

CENTRO NACIONAL DEL LIBRO (CNL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La actividad principal del Centro Nacional del Libro, es proteger y fomentar la industria editorial como fuente de estímulo al hábito de la lectura y la democratización del acceso al libro, como uno de los factores principales en transmisión de conocimientos, la formación educativa y la difusión de la cultura ejecutando políticas, planes y programas dirigidos a la promoción, fomento y salvaguarda del libro y la lectura, orientados a prestar en forma eficaz, eficiente y efectiva los servicios públicos que la sociedad demanda. Para el Centro Nacional del Libro lo fundamental es el ciudadano, los actores del sector del libro, sus problemas y el auspicio de las soluciones que redunden en su desarrollo educativo y cultural.

Para el Ejercicio Económico Financiero 2016, el ente prevé alcanzar la siguiente meta: realizar tres (03) ferias como apoyo al Proyecto "Promoción y difusión del autor, el libro y la literatura venezolana, en los ámbitos nacional e internacional" y 100 talleres con el Proyecto "Campaña Nacional de Promoción de la Lectura".

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**52.045.863**
INGRESOS CORRIENTES ORDINARIOS	52.045.863
TRANSFERENCIAS CORRIENTES	52.045.863
Transferencias corrientes del sector público	52.045.863
Transferencias corrientes internas recibidas del sector público	52.045.863
De la República	52.045.863
INGRESOS DE CAPITAL	**60.132**
RECURSOS PROPIOS DE CAPITAL	60.132
Incremento de la depreciación y amortización acumuladas	60.132
TOTAL RECURSOS	**52.105.995**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**51.935.995**
GASTOS DE CONSUMO	50.804.838
Remuneraciones	31.982.872
Sueldos, salarios y otras retribuciones	13.055.449
Beneficios y complementos de sueldos y salarios	12.356.470
Aportes patronales	1.664.282
Prestaciones sociales y otras indemnizaciones	2.482.932
Asistencia socioeconómica	2.423.739
Compra de bienes y servicios	16.994.788
Bienes de consumo	2.261.206
Servicios no personales	14.733.582
Impuestos indirectos	1.767.046
Depreciación y amortización	60.132
GASTOS DE LA PROPIEDAD	450.000
Derechos sobre bienes intangibles	450.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	681.157
Al sector privado	546.157
Transferencias corrientes al sector privado	446.157
Directas a personas	341.157
Pensiones y otros beneficios asociados	197.157
Otras transferencias directas a personas	144.000
A instituciones sin fines de lucro	105.000
Donaciones corrientes al sector privado	100.000
Donaciones a personas	100.000
Al sector externo	135.000
Transferencias corrientes al exterior	135.000
A organismos internacionales	135.000
GASTOS DE CAPITAL	**170.000**
INVERSIÓN REAL DIRECTA	170.000
Formación bruta de capital fijo	170.000
Maquinaria, equipos y otros bienes muebles	170.000
TOTAL EGRESOS	**52.105.995**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos							Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos						Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones						
							De la República		De los Entes Descentralizados	Otras			
							Proyectos por Endeudamiento	Otras					
128142	Campaña Nacional de Promoción de la Lectura	taller	100					2.227.289					2.227.289
128186	Promoción y difusión del autor, el libro y la literatura venezolana, en los ámbitos nacional e internacional	feria	3					35.075.865					35.075.865
TOTAL								37.303.154					37.303.154

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			11.597.010				11.597.010
02	Gestión Administrativa	60.132		2.948.542				3.008.674
03	Previsión y Protección Social			197.157				197.157
TOTAL		60.132		14.742.709				14.802.841

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**34**	**25**	**7**	**66**	**6.325.422**	**1.423.460**	**7.748.882**
Alto Nivel y de Dirección	1			1	89.060		89.060
Directivo	10	4	7	21	1.492.406	375.610	1.868.016
Profesional y Técnico	19	5		24	2.611.710	657.316	3.269.026
Personal Administrativo	2	10		12	1.399.132	352.134	1.751.266
Obrero	2	6		8	733.114	38.400	771.514
Personal Contratado	**31**	**32**		**63**	**1.758.023**		**1.758.023**
Profesional y Técnico	31	32		63	1.758.023		1.758.023
TOTAL	**65**	**57**	**7**	**129**	**8.083.445**	**1.423.460**	**9.506.905**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	1	1	2	**197.157**
Empleados	1	1	2	197.157
TOTAL	1	1	2	**197.157**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	31.982.872
4.02	Materiales, suministros y mercancías	2.261.206
4.03	Servicios no personales	16.950.628
4.04	Activos reales	170.000
4.07	Transferencias y donaciones	681.157
4.08	Otros gastos	60.132
	TOTAL	52.105.995

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	52.045.863
INGRESOS CORRIENTES ORDINARIOS	52.045.863
TRANSFERENCIAS CORRIENTES	52.045.863
Transferencias corrientes del sector público	52.045.863
Transferencias corrientes internas recibidas del sector público	52.045.863
De la República	52.045.863
Ministerio del Poder Popular para la Cultura	52.045.863
Recursos Ordinarios	52.045.863
1.2 GASTOS CORRIENTES	51.935.995
GASTOS DE CONSUMO	50.804.838
Remuneraciones	31.982.872
Sueldos, salarios y otras retribuciones	13.055.449
Beneficios y complementos de sueldos y salarios	12.356.470
Aportes patronales	1.664.282
Prestaciones sociales y otras indemnizaciones	2.482.932
Asistencia socioeconómica	2.423.739
Compra de bienes y servicios	16.994.788
Bienes de consumo	2.261.206
Servicios no personales	14.733.582
Impuestos indirectos	1.767.046
Depreciación y amortización	60.132
GASTOS DE LA PROPIEDAD	450.000
Derechos sobre bienes intangibles	450.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	681.157
Al sector privado	546.157
Transferencias corrientes al sector privado	446.157
Directas a personas	341.157
Pensiones y otros beneficios asociados	197.157
Otras transferencias directas a personas	144.000
A instituciones sin fines de lucro	105.000
Donaciones corrientes al sector privado	100.000
Donaciones a personas	100.000
Al sector externo	135.000
Transferencias corrientes al exterior	135.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
A organismos internacionales	135.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**109.868**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**170.000**
RECURSOS PROPIOS DE CAPITAL	170.000
Ahorro en cuenta corriente	109.868
Incremento de la depreciación y amortización acumuladas	60.132
2.2 GASTOS DE CAPITAL	**170.000**
INVERSIÓN REAL DIRECTA	170.000
Formación bruta de capital fijo	170.000
Maquinaria, equipos y otros bienes muebles	170.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0948

Instituto de las Artes Escénicas y Musicales

INSTITUTO DE LAS ARTES ESCÉNICAS Y MUSICALES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto de las Artes Escénicas y Musicales, se crea como un organismo para la conformación y la consolidación de una plataforma institucional de alcance nacional, que diseñe y ejecute políticas y estrategias para la expresión, creación, investigación, difusión y resguardo de las Artes Escénicas y Musicales en Venezuela. Sus competencias específicas son todas aquellas referidas y vinculadas a las Danza, la Música, el Teatro y el Circo.

El Instituto, para alcanzar sus objetivos, tiene planteado la ejecución del proyecto: "Manifestaciones Culturales en Venezuela y el Mundo", el cual permitirá difundir las diferentes manifestaciones culturales en las disciplinas de danza, música, teatro y circo, estimulando las actividades culturales en las comunidades de todo el territorio nacional, a través de 17 producciones.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**99.537.102**
INGRESOS CORRIENTES ORDINARIOS	99.537.102
TRANSFERENCIAS CORRIENTES	99.537.102
Transferencias corrientes del sector público	99.537.102
Transferencias corrientes internas recibidas del sector público	99.537.102
De la República	99.537.102
INGRESOS DE CAPITAL	**930.000**
RECURSOS PROPIOS DE CAPITAL	930.000
Incremento de la depreciación y amortización acumuladas	930.000
TOTAL RECURSOS	**100.467.102**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	100.467.102
GASTOS DE CONSUMO	96.967.769
Remuneraciones	69.338.211
Sueldos, salarios y otras retribuciones	33.279.069
Beneficios y complementos de sueldos y salarios	20.833.600
Aportes patronales	4.910.722
Prestaciones sociales y otras indemnizaciones	5.062.816
Asistencia socioeconómica	5.200.404
Otros gastos de personal	51.600
Compra de bienes y servicios	24.788.630
Bienes de consumo	2.599.444
Servicios no personales	22.189.186
Impuestos indirectos	1.910.928
Depreciación y amortización	930.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.499.333
Al sector privado	3.499.333
Transferencias corrientes al sector privado	3.499.333
Directas a personas	1.219.333
Pensiones y otros beneficios asociados	1.219.333
A instituciones sin fines de lucro	2.280.000
TOTAL EGRESOS	100.467.102

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128205	Manifestaciones Culturales en Venezuela y el Mundo	producción	17					59.722.261				59.722.261
TOTAL								**59.722.261**				**59.722.261**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			27.112.540				27.112.540
02	Gestión Administrativa	930.000		11.482.968				12.412.968
03	Previsión y Protección Social			1.219.333				1.219.333
TOTAL		**930.000**		**39.814.841**				**40.744.841**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**60**	**52**		**112**	**10.152.852**	**1.534.188**	**11.687.040**
Alto Nivel y de Dirección	12	5		17	1.514.016		1.514.016
Profesional y Técnico	34	21		55	5.061.584	279.202	5.340.786
Personal Administrativo	1	4		5	460.144	25.382	485.526
Obrero	13	22		35	3.117.108	1.229.604	4.346.712
Personal Contratado	**35**	**11**		**46**	**4.122.444**		**4.122.444**
Profesional y Técnico	35	11		46	4.122.444		4.122.444
TOTAL	**95**	**63**		**158**	**14.275.296**	**1.534.188**	**15.809.484**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**5**		**5**	**1.219.333**
Empleados	5		5	1.219.333
TOTAL	**5**		**5**	**1.219.333**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	69.338.211
4.02	Materiales, suministros y mercancías	2.599.444
4.03	Servicios no personales	24.100.114
4.07	Transferencias y donaciones	3.499.333
4.08	Otros gastos	930.000
	TOTAL	100.467.102

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**99.537.102**
INGRESOS CORRIENTES ORDINARIOS	99.537.102
TRANSFERENCIAS CORRIENTES	99.537.102
Transferencias corrientes del sector público	99.537.102
Transferencias corrientes internas recibidas del sector público	99.537.102
De la República	99.537.102
Ministerio del Poder Popular para la Cultura	99.537.102
Recursos Ordinarios	99.537.102
1.2 GASTOS CORRIENTES	**100.467.102**
GASTOS DE CONSUMO	96.967.769
Remuneraciones	69.338.211
Sueldos, salarios y otras retribuciones	33.279.069
Beneficios y complementos de sueldos y salarios	20.833.600
Aportes patronales	4.910.722
Prestaciones sociales y otras indemnizaciones	5.062.816
Asistencia socioeconómica	5.200.404
Otros gastos de personal	51.600
Compra de bienes y servicios	24.788.630
Bienes de consumo	2.599.444
Servicios no personales	22.189.186
Impuestos indirectos	1.910.928
Depreciación y amortización	930.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.499.333
Al sector privado	3.499.333
Transferencias corrientes al sector privado	3.499.333
Directas a personas	1.219.333
Pensiones y otros beneficios asociados	1.219.333
A instituciones sin fines de lucro	2.280.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(930.000)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	
Desahorro en cuenta corriente	(930.000)
Incremento de la depreciación y amortización acumuladas	930.000
2.2 GASTOS DE CAPITAL	
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0949

Instituto de las Artes de la Imagen y el Espacio

INSTITUTO DE LAS ARTES DE LA IMAGEN Y EL ESPACIO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto de las Artes de la Imagen y el Espacio es una institución del Ministerio del Poder Popular para la Cultura orientada a la formulación de las políticas referidas a las artes de la imagen y el espacio, las cuales abarcan las artes visuales, el diseño, la fotografía, la artesanía, la arquitectura y manifestaciones afines.

Fue creado mediante Decreto N° 3.745, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 38.224de fecha 8 de julio de 2005, con la misión de promover los procesos de políticas como la formación, investigación y difusión de las artes de la imagen y el espacio para garantizar la comprensión, protección y disfrute por parte de los diversos actores: hacedores, creadores, instituciones y comunidades.

El Instituto de las Artes de la Imagen y el Espacio tiene como objetivos: 1) Impulsar los procesos necesarios para generar políticas del pueblo y para el pueblo en las artes de la imagen y el espacio, con la participación de las comunidades; 2) Estimular y proteger el desarrollo de las artes de la imagen y el espacio y especialmente los procesos de investigación, formación, producción, promoción y difusión; 3) Fomentar la protección y el disfrute de los bienes y servicios culturales destinados a la satisfacción de las necesidades del pueblo venezolano en todo el territorio nacional; 4) Promover la construcción y mantenimiento de las edificaciones dedicadas a las artes de la imagen y el espacio y 5) Colaborar con el Ministerio del Poder Popular para la Cultura en la conformación y consolidación de una plataforma institucional de alcance nacional para las artes de la imagen y el espacio.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**99.155.697**
INGRESOS CORRIENTES ORDINARIOS	99.155.697
TRANSFERENCIAS CORRIENTES	99.155.697
Transferencias corrientes del sector público	99.155.697
Transferencias corrientes internas recibidas del sector público	99.155.697
De la República	99.155.697
INGRESOS DE CAPITAL	**840.713**
RECURSOS PROPIOS DE CAPITAL	840.713
Incremento de la depreciación y amortización acumuladas	840.713
TOTAL RECURSOS	**99.996.410**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**98.010.533**
GASTOS DE CONSUMO	93.826.291
Remuneraciones	55.816.286
Sueldos, salarios y otras retribuciones	22.386.759
Beneficios y complementos de sueldos y salarios	18.441.466
Aportes patronales	2.485.323
Prestaciones sociales y otras indemnizaciones	6.324.512
Asistencia socioeconómica	6.147.976
Otros gastos de personal	30.250
Compra de bienes y servicios	30.288.981
Bienes de consumo	11.240.592
Servicios no personales	19.048.389
Impuestos indirectos	6.880.311
Depreciación y amortización	840.713
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.335.278
Al sector privado	1.285.278
Transferencias corrientes al sector privado	435.278
Directas a personas	435.278
Pensiones y otros beneficios asociados	217.639
Jubilaciones y otros beneficios asociados	217.639
Donaciones corrientes al sector privado	850.000
Donaciones a personas	850.000
Al sector público	50.000
Transferencias corrientes al sector público	50.000
A los entes descentralizados sin fines empresariales para sus gastos	50.000
OTROS GASTOS CORRIENTES	2.848.964
Otros gastos corrientes	2.848.964
Bienes y servicios para la venta	2.848.964
GASTOS DE CAPITAL	**1.985.877**
INVERSIÓN REAL DIRECTA	1.985.877
Formación bruta de capital fijo	1.985.877
Maquinaria, equipos y otros bienes muebles	1.985.877
TOTAL EGRESOS	**99.996.410**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
128051	Artes visuales como eje para el desarrollo y reconocimiento de nuestra identidad nacional	evento	35					42.286.535				42.286.535
128179	Artes de la imagen y el espacio como herramienta formativa del pueblo emancipador.	taller	25					27.122.452				27.122.452
TOTAL								69.408.987				69.408.987

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			17.150.141				17.150.141
02	Gestión Administrativa	840.713		12.161.291				13.002.004
03	Previsión y Protección Social			435.278				435.278
TOTAL		840.713		29.746.710				30.587.423

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**39**	**46**		**85**	**6.261.092**	**142.229**	**6.403.321**
Alto Nivel y de Dirección	1			1	59.373		59.373
Directivo	2	9		11	715.357		715.357
Profesional y Técnico	16	17		33	2.146.071	47.422	2.193.493
Personal Administrativo	12	12		24	1.560.779	34.489	1.595.268
Obrero	8	8		16	1.779.512	60.318	1.839.830
Personal Contratado	**20**	**20**		**40**	**5.531.513**		**5.531.513**
Personal Administrativo	20	20		40	5.531.513		5.531.513
TOTAL	59	66		125	11.792.605	142.229	11.934.834

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**1**		**1**	**217.639**
Empleados	1		1	217.639
Pensionados	**1**		**1**	**217.639**
Empleados	1		1	217.639
TOTAL	2		2	435.278

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	55.816.286
4.02	Materiales, suministros y mercancías	14.089.556
4.03	Servicios no personales	25.928.700
4.04	Activos reales	1.985.877
4.07	Transferencias y donaciones	1.335.278
4.08	Otros gastos	840.713
	TOTAL	99.996.410

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**99.155.697**
INGRESOS CORRIENTES ORDINARIOS	99.155.697
TRANSFERENCIAS CORRIENTES	99.155.697
Transferencias corrientes del sector público	99.155.697
Transferencias corrientes internas recibidas del sector público	99.155.697
De la República	99.155.697
Ministerio del Poder Popular para la Cultura	99.155.697
Recursos Ordinarios	99.155.697
1.2 GASTOS CORRIENTES	**98.010.533**
GASTOS DE CONSUMO	93.826.291
Remuneraciones	55.816.286
Sueldos, salarios y otras retribuciones	22.386.759
Beneficios y complementos de sueldos y salarios	18.441.466
Aportes patronales	2.485.323
Prestaciones sociales y otras indemnizaciones	6.324.512
Asistencia socioeconómica	6.147.976
Otros gastos de personal	30.250
Compra de bienes y servicios	30.288.981
Bienes de consumo	11.240.592
Servicios no personales	19.048.389
Impuestos indirectos	6.880.311
Depreciación y amortización	840.713
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.335.278
Al sector privado	1.285.278
Transferencias corrientes al sector privado	435.278
Directas a personas	435.278
Pensiones y otros beneficios asociados	217.639
Jubilaciones y otros beneficios asociados	217.639
Donaciones corrientes al sector privado	850.000
Donaciones a personas	850.000
Al sector público	50.000
Transferencias corrientes al sector público	50.000
A los entes descentralizados sin fines empresariales para sus gastos	50.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
OTROS GASTOS CORRIENTES	2.848.964
Otros gastos corrientes	2.848.964
Bienes y servicios para la venta	2.848.964
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.145.164**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.985.877**
RECURSOS PROPIOS DE CAPITAL	1.985.877
Ahorro en cuenta corriente	1.145.164
Incremento de la depreciación y amortización acumuladas	840.713
2.2 GASTOS DE CAPITAL	**1.985.877**
INVERSIÓN REAL DIRECTA	1.985.877
Formación bruta de capital fijo	1.985.877
Maquinaria, equipos y otros bienes muebles	1.985.877
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

53
Ministerio del Poder Popular para el Comercio

Ministerio del Poder Popular para el Comercio

A0205 Servicio Autónomo Nacional de Normalización, Calidad, Metrología y Reglamentos Técnicos (SENCAMER)

A0463 Fundación Banco de Comercio Exterior (FUNDABANCOEX)

A0828 Servicio Autónomo de la Propiedad Intelectual (SAPI)

A0205

Servicio Autónomo Nacional de Normalización, Calidad, Metrología y Reglamentos Técnicos (SENCAMER)

SERVICIO AUTÓNOMO NACIONAL DE NORMALIZACIÓN, CALIDAD, METROLOGÍA Y REGLAMENTOS TÉCNICOS (Sencamer)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Servicio Autónomo Nacional de Normalización, Calidad, Metrología y Reglamentos Técnicos (Sencamer), es una institución pública, adscrita al Ministerio del Poder Popular para el Comercio; encargada de proponer, organizar y ejecutar las políticas del Gobierno Nacional de conformidad a la Ley del Sistema Venezolano para la Calidad y la Ley de Metrología; realizar acciones para colocar al organismo al servicio de la economía social, el rescate del poder regulatorio del Estado y el apoyo al intercambio con justicia entre los pueblos en el marco del Alba, en la búsqueda de la nueva institucionalidad revolucionaria.

En atención a la política de promover la productividad, y el planteamiento estratégico del fortalecimiento de los sectores nacionales de manufactura y otros servicios, se contempla la ejecución del proyecto "Incremento y desarrollo de la prestación de los servicios de Sencamer, como base para la actividad reguladora del Estado y en beneficio de nuestro pueblo", para dar cumplimiento a las metas previstas de la gestión institucional y en concordancia con las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019. En este sentido, el gasto se encuentra orientado al reimpulso de las actividades de normalización del sistema de calidad, garantizando los procedimientos y principios de calidad para mejorar la capacidad técnica del Estado.

El presupuesto de egresos para el Ejercicio Económico Financiero 2016 del Servicio Autónomo Nacional de Normalización, Calidad, Metrología y Reglamentos Técnicos (Sencamer), asciende a la cantidad de Bs. 469.194.713, que será financiado con ingresos por tasas por Bs. 99.084.612, ingresos por la venta de bienes y servicios por Bs. 329.942.718, otros ingresos por Bs. 37.443.316 y con disponibilidades en banco por Bs. 2.724.067.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**466.470.646**
INGRESOS CORRIENTES ORDINARIOS	466.470.646
INGRESOS NO TRIBUTARIOS	99.084.612
Tasas	99.084.612
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	329.942.718
Venta de otros bienes y servicios	329.942.718
OTROS INGRESOS	37.443.316
Otros ingresos ordinarios	37.443.316
FUENTES FINANCIERAS	**2.724.067**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.724.067
Disminución de otros activos financieros	2.724.067
Disminución de disponibilidades	2.724.067
Disminución de bancos	2.724.067
TOTAL RECURSOS	**469.194.713**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**423.863.792**
GASTOS DE CONSUMO	419.429.584
Remuneraciones	302.880.787
Sueldos, salarios y otras retribuciones	123.968.517
Beneficios y complementos de sueldos y salarios	69.569.789
Aportes patronales	15.873.340
Prestaciones sociales y otras indemnizaciones	28.846.635
Asistencia socioeconómica	64.622.506
Compra de bienes y servicios	99.345.597
Bienes de consumo	51.201.722
Servicios no personales	48.143.875
Impuestos indirectos	17.203.200
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.434.208
Al sector privado	3.734.208
Transferencias corrientes al sector privado	3.734.208
Directas a personas	3.734.208
Pensiones y otros beneficios asociados	888.857
Jubilaciones y otros beneficios asociados	2.816.551
Otras transferencias directas a personas	28.800
Al sector externo	700.000
Donaciones corrientes al exterior	700.000
A personas	700.000
GASTOS DE CAPITAL	**45.145.921**
INVERSIÓN REAL DIRECTA	45.145.921
Formación bruta de capital fijo	45.145.921
Maquinaria, equipos y otros bienes muebles	45.145.921
APLICACIONES FINANCIERAS	**185.000**
DISMINUCIÓN DE PASIVOS	185.000
Disminución de cuentas y efectos por pagar	185.000
Disminución de cuentas y efectos por pagar a corto plazo	185.000
Disminución cuentas por pagar a proveedores a corto plazo	185.000
TOTAL EGRESOS	**469.194.713**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
129594	Incremento y desarrollo de la prestación de los servicios de Sencamer, como base para la actividad reguladora del Estado y en beneficio de nuestro pueblo.	proceso	2.556.316			40.000.898						40.000.898
	TOTAL					40.000.898						40.000.898

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	305.979.363						305.979.363
02	Gestión Administrativa	116.784.977					2.724.067	119.509.044
03	Previsión y Protección Social	3.705.408						3.705.408
	TOTAL	426.469.748					2.724.067	429.193.815

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**57**	**87**	**75**	**219**	**23.462.415**	**4.818.386**	**28.280.801**
Alto Nivel y de Dirección		1		1	89.060		89.060
Directivo	4	4		8	1.609.266	189.748	1.799.014
Profesional y Técnico	27	29	54	110	10.000.000	2.000.000	12.000.000
Personal Administrativo	11	33	21	65	8.000.000	1.400.000	9.400.000
Obrero	15	20		35	3.764.089	1.228.638	4.992.727
Personal Contratado	**94**	**91**		**185**	**30.351.569**		**30.351.569**
Profesional y Técnico	60	59		119	20.000.000		20.000.000
Personal Administrativo	34	32		66	10.351.569		10.351.569
TOTAL	**151**	**178**	**75**	**404**	**53.813.984**	**4.818.386**	**58.632.370**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**2**	**5**	**7**	**2.816.551**
Empleados	2	4	6	1.651.474
Obreros		1	1	1.165.077
Pensionados	**1**		**1**	**888.857**
Empleados	1		1	888.857
TOTAL	**3**	**5**	**8**	**3.705.408**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	302.880.787
4.02	Materiales, suministros y mercancías	51.201.722
4.03	Servicios no personales	65.347.075
4.04	Activos reales	45.145.921
4.07	Transferencias y donaciones	4.434.208
4.11	Disminución de pasivos	185.000
	TOTAL	**469.194.713**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	466.470.646
INGRESOS CORRIENTES ORDINARIOS	466.470.646
INGRESOS NO TRIBUTARIOS	99.084.612
Tasas	99.084.612
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	329.942.718
Venta de otros bienes y servicios	329.942.718
OTROS INGRESOS	37.443.316
Otros ingresos ordinarios	37.443.316
1.2 GASTOS CORRIENTES	423.863.792
GASTOS DE CONSUMO	419.429.584
Remuneraciones	302.880.787
Sueldos, salarios y otras retribuciones	123.968.517
Beneficios y complementos de sueldos y salarios	69.569.789
Aportes patronales	15.873.340
Prestaciones sociales y otras indemnizaciones	28.846.635
Asistencia socioeconómica	64.622.506
Compra de bienes y servicios	99.345.597
Bienes de consumo	51.201.722
Servicios no personales	48.143.875
Impuestos indirectos	17.203.200
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.434.208
Al sector privado	3.734.208
Transferencias corrientes al sector privado	3.734.208
Directas a personas	3.734.208
Pensiones y otros beneficios asociados	888.857
Jubilaciones y otros beneficios asociados	2.816.551
Otras transferencias directas a personas	28.800
Al sector externo	700.000
Donaciones corrientes al exterior	700.000
A personas	700.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	42.606.854

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**42.606.854**
RECURSOS PROPIOS DE CAPITAL	42.606.854
Ahorro en cuenta corriente	**42.606.854**
2.2 GASTOS DE CAPITAL	**45.145.921**
INVERSIÓN REAL DIRECTA	45.145.921
Formación bruta de capital fijo	45.145.921
Maquinaria, equipos y otros bienes muebles	45.145.921
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(2.539.067)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**2.724.067**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.724.067
Disminución de otros activos financieros	2.724.067
Disminución de disponibilidades	2.724.067
Disminución de bancos	2.724.067
3.2 APLICACIONES FINANCIERAS	**2.724.067**
DISMINUCIÓN DE PASIVOS	185.000
Disminución de cuentas y efectos por pagar	185.000
Disminución de cuentas y efectos por pagar a corto plazo	185.000
Disminución cuentas por pagar a proveedores a corto plazo	185.000
DÉFICIT FINANCIERO	2.539.067

A0463

Fundación Banco de Comercio Exterior (FUNDABANCOEX)

FUNDACIÓN BANCO DE COMERCIO EXTERIOR (Fundabancoex)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Banco de Comercio Exterior (Fundabancoex), fue creada con la finalidad de fortalecer y masificar el desarrollo endógeno integral, con énfasis en el ámbito socio-cultural, orientado a insertar y fomentar el intercambio de los valores culturales típicos nacionales en los distintos espacios sociales; promover y apoyar la producción y exportación de valores culturales de orígenes artísticos, literarios, artesanales y musicales, particularmente, los producidos por los pueblos y comunidades indígenas, manteniendo los procesos de producción tradicional bajo los principios de cooperación, solidaridad, justo intercambio e igualdad de género; así como, los elaborados por las industrias populares y/o empresas de productos típicos, emprendedoras e innovadoras, sustentables, con potencial exportador e integrador.

La Fundación para el Ejercicio Económico Financiero 2016, contará con un presupuesto de gastos que asciende a Bs. 28.780.000, que será financiado con recursos propios provenientes de intereses por depósitos por Bs. 300.000, transferencias de empresas privadas por Bs. 16.000.000, transferencias del sector público por Bs. 9.000.000, ingresos de capital por Bs. 480.000, producto del incremento de la depreciación y amortización acumuladas, y fuentes financieras por Bs. 3.000.000, de disponibilidades de bancos.

La Fundación Banco de Comercio Exterior (Fundabancoex), destinará Bs. 14.474.854 a la ejecución de su proyecto y Bs. 14.305.146 a las acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**25.300.000**
INGRESOS CORRIENTES ORDINARIOS	25.300.000
INGRESOS DE LA PROPIEDAD	300.000
Intereses	300.000
Intereses internos	300.000
Intereses por depósitos	300.000
TRANSFERENCIAS CORRIENTES	25.000.000
Transferencias corrientes internas recibidas del sector privado	16.000.000
De empresas privadas	16.000.000
Transferencias corrientes del sector público	9.000.000
Transferencias corrientes internas recibidas del sector público	9.000.000
De los entes descentralizados financieros bancarios	3.000.000
De los entes descentralizados financieros no bancarios	6.000.000
INGRESOS DE CAPITAL	**480.000**
RECURSOS PROPIOS DE CAPITAL	480.000
Incremento de la depreciación y amortización acumuladas	480.000
FUENTES FINANCIERAS	**3.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.000.000
Disminución de otros activos financieros	3.000.000
Disminución de disponibilidades	3.000.000
Disminución de bancos	3.000.000
TOTAL RECURSOS	**28.780.000**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**26.830.000**
GASTOS DE CONSUMO	20.330.000
Remuneraciones	13.484.710
Sueldos, salarios y otras retribuciones	7.136.079
Beneficios y complementos de sueldos y salarios	1.698.056
Aportes patronales	660.737
Prestaciones sociales y otras indemnizaciones	1.056.913
Asistencia socioeconómica	2.932.925
Compra de bienes y servicios	5.426.511
Bienes de consumo	1.956.290
Servicios no personales	3.470.221
Impuestos indirectos	938.779
Depreciación y amortización	480.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	6.500.000
Al sector privado	6.500.000
Donaciones corrientes al sector privado	6.500.000
Donaciones a personas	3.400.000
Donaciones a instituciones sin fines de lucro	3.100.000
GASTOS DE CAPITAL	**1.500.000**
INVERSIÓN REAL DIRECTA	1.500.000
Formación bruta de capital fijo	1.500.000
Maquinaria, equipos y otros bienes muebles	1.500.000
APLICACIONES FINANCIERAS	**450.000**
DISMINUCIÓN DE PASIVOS	450.000
Disminución de cuentas y efectos por pagar	450.000
Disminución de cuentas y efectos por pagar a corto plazo	450.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	250.000
Disminución cuentas por pagar a proveedores a corto plazo	200.000
TOTAL EGRESOS	**28.780.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
129602	Fortalecer y promover las organizaciones de propiedad social y comunitaria, así como bienes y valores culturales con vocación exportadora.	Actividad	23							14.474.854		14.474.854
TOTAL										14.474.854		14.474.854

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras				4.771.710	1.525.146		6.296.856
02	Gestión Administrativa	780.000			4.228.290		3.000.000	8.008.290
TOTAL		780.000			9.000.000	1.525.146	3.000.000	14.305.146

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	1		3	4	1.704.172		1.704.172
Alto Nivel y de Dirección			1	1	771.844		771.844
Directivo			1	1	356.679		356.679
Profesional y Técnico	1		1	2	575.649		575.649
Personal Contratado	3	5		8	1.542.240		1.542.240
Profesional y Técnico	1	3		4	926.537		926.537
Personal Administrativo	2	2		4	615.703		615.703
TOTAL	4	5	3	12	3.246.412		3.246.412

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	13.484.710
4.02	Materiales, suministros y mercancías	1.956.290
4.03	Servicios no personales	4.409.000
4.04	Activos reales	1.500.000
4.07	Transferencias y donaciones	6.500.000
4.08	Otros gastos	480.000
4.11	Disminución de pasivos	450.000
	TOTAL	**28.780.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**25.300.000**
INGRESOS CORRIENTES ORDINARIOS	25.300.000
INGRESOS DE LA PROPIEDAD	300.000
Intereses	300.000
Intereses internos	300.000
Intereses por depósitos	300.000
TRANSFERENCIAS CORRIENTES	25.000.000
Transferencias corrientes internas recibidas del sector privado	16.000.000
De empresas privadas	16.000.000
Transferencias corrientes del sector público	9.000.000
Transferencias corrientes internas recibidas del sector público	9.000.000
De los entes descentralizados financieros bancarios	3.000.000
De los entes descentralizados financieros no bancarios	6.000.000
1.2 GASTOS CORRIENTES	**26.830.000**
GASTOS DE CONSUMO	20.330.000
Remuneraciones	13.484.710
Sueldos, salarios y otras retribuciones	7.136.079
Beneficios y complementos de sueldos y salarios	1.698.056
Aportes patronales	660.737
Prestaciones sociales y otras indemnizaciones	1.056.913
Asistencia socioeconómica	2.932.925
Compra de bienes y servicios	5.426.511
Bienes de consumo	1.956.290
Servicios no personales	3.470.221
Impuestos indirectos	938.779
Depreciación y amortización	480.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	6.500.000
Al sector privado	6.500.000
Donaciones corrientes al sector privado	6.500.000
Donaciones a personas	3.400.000
Donaciones a instituciones sin fines de lucro	3.100.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.530.000)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.050.000)**
RECURSOS PROPIOS DE CAPITAL	(1.050.000)
desahorro en cuenta corriente	**(1.530.000)**
Incremento de la depreciación y amortización acumuladas	480.000
2.2 GASTOS DE CAPITAL	**1.500.000**
INVERSIÓN REAL DIRECTA	1.500.000
Formación bruta de capital fijo	1.500.000
Maquinaria, equipos y otros bienes muebles	1.500.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(2.550.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**3.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.000.000
Disminución de otros activos financieros	3.000.000
Disminución de disponibilidades	3.000.000
Disminución de bancos	3.000.000
3.2 APLICACIONES FINANCIERAS	**3.000.000**
DISMINUCIÓN DE PASIVOS	450.000
Disminución de cuentas y efectos por pagar	450.000
Disminución de cuentas y efectos por pagar a corto plazo	450.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	250.000
Disminución cuentas por pagar a proveedores a corto plazo	200.000
DÉFICIT FINANCIERO	2.550.000

A0828

Servicio Autónomo de la Propiedad Intelectual (SAPI)

SERVICIO AUTÓNOMO DE LA PROPIEDAD INTELECTUAL (Sapi)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Servicio Autónomo de la Propiedad Intelectual (Sapi), es un organismo adscrito al Ministerio del Poder Popular para el Comercio, que tiene la misión de ejercer eficientemente la rectoría del Estado venezolano, en materia de derecho de autor, marcas y patentes.

El Servicio Autónomo de la Propiedad Intelectual (Sapi), tiene como objetivos:

- Proporcionar seguridad jurídica a través de la tutela de la Propiedad Intelectual sobre obras artísticas, científicas, tecnológicas, patentes, denominaciones de origen, variedades vegetales, marcas y otros signos distintivos.
- Promoción del desarrollo de la sociedad del conocimiento mediante la difusión de la información sobre la propiedad intelectual, con el objeto de facilitar la transferencia tecnológica a los sectores productivos y de innovación.
- Garantizar y proteger la propiedad intelectual colectiva de los conocimientos, tecnologías e innovaciones de los pueblos indígenas y locales y la biodiversidad asociada a los mismos, así como los derechos de propiedad intelectual colectivos y libres.
- Incentivar la creación intelectual protegiendo el derecho de autor sobre las obras.
- Cooperar y negociar en el ámbito local, regional y mundial, con los estados, las organizaciones y los pueblos, para la protección y desarrollo de la propiedad intelectual de acuerdo con los principios fundamentales de la Constitución de la República Bolivariana de Venezuela.
- Fortalecer a la economía social con el instrumento de las marcas colectivas.
- Defensa de los conocimientos tradicionales indígenas y campesinos.
- Ejecución de convenios nacionales e internacionales para la consolidación del Sistema Nacional de la Propiedad Intelectual y suscripción de nuevos compromisos.
- Promover el uso de tecnologías y creaciones artísticas libres.

Para el Ejercicio Económico Financiero 2016, el ente busca apuntalar a la mayor eficiencia y eficacia de los trámites que realizan los usuarios y usuarias a nivel nacional, incrementado su capacidad de acción mediante la información y justicia comercial, basándose en una campaña para el consumo inteligente, participando en la ejecución del plan para las exportaciones, fortaleciendo las zonas especiales de fronteras promoviendo la reforma de la Ley de la Propiedad Intelectual ajustada a la realidad del pueblo, así como también el desarrollo del mapa de comercio con el Caribe y América Latina, contribuyendo al sistema de comercio económico socialista.

En este sentido, se desarrollarán los siguientes proyectos:

- Formación continua sobre marcas colectivas y denominaciones de origen hacia el desarrollo del comercio de todo el pueblo.
- Defensa en la aprobación de transferencia tecnológica y el derecho de autor en el modelo productivo socialista.

El presupuesto de egresos para el Ejercicio Económico Financiero 2016 del Servicio Autónomo de la Propiedad Intelectual (Sapi), asciende a la cantidad de Bs. 184.763.872, que será financiado con ingresos por tasas por Bs. 117.140.785, ingresos por la venta de bienes y servicios por Bs. 66.626.007 e ingresos de capital por Bs. 997.080, producto del incremento de la depreciación y amortización acumuladas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**183.766.792**
INGRESOS CORRIENTES ORDINARIOS	183.766.792
INGRESOS NO TRIBUTARIOS	117.140.785
Tasas	117.140.785
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	66.626.007
Venta de otros bienes y servicios	66.626.007
INGRESOS DE CAPITAL	**997.080**
RECURSOS PROPIOS DE CAPITAL	997.080
Incremento de la depreciación y amortización acumuladas	997.080
TOTAL RECURSOS	**184.763.872**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**181.356.884**
GASTOS DE CONSUMO	174.976.369
Remuneraciones	128.634.859
Sueldos, salarios y otras retribuciones	48.972.297
Beneficios y complementos de sueldos y salarios	30.513.317
Aportes patronales	6.195.413
Prestaciones sociales y otras indemnizaciones	11.040.658
Asistencia socioeconómica	31.838.174
Otros gastos de personal	75.000
Compra de bienes y servicios	39.040.834
Bienes de consumo	18.707.037
Servicios no personales	20.333.797
Impuestos indirectos	6.303.596
Depreciación y amortización	997.080
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.880.515
Al sector privado	2.755.515
Transferencias corrientes al sector privado	2.630.515
Directas a personas	2.630.515
Jubilaciones y otros beneficios asociados	2.630.515
Donaciones corrientes al sector privado	125.000
Donaciones a personas	125.000
Al sector público	125.000
Donaciones corrientes al sector público	125.000
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	125.000
OTROS GASTOS CORRIENTES	3.500.000
Otros gastos corrientes	3.500.000
Bienes y servicios para la venta	3.500.000
GASTOS DE CAPITAL	**3.156.988**
INVERSIÓN REAL DIRECTA	3.156.988
Formación bruta de capital fijo	3.156.988
Maquinaria, equipos y otros bienes muebles	3.156.988

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**250.000**
DISMINUCIÓN DE PASIVOS	250.000
Disminución de cuentas y efectos por pagar	250.000
Disminución de cuentas y efectos por pagar a corto plazo	250.000
Disminución de aportes patronales y retenciones laborales por pagar	174.362
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	174.362
Disminución cuentas por pagar a proveedores a corto plazo	75.638
TOTAL EGRESOS	**184.763.872**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código N.E	Código Ppto.	Denominación	Meta Unidad de Medida	Meta Cant.	Meta Género Fem.	Meta Género Masc.	Fecha de Inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
129565	A08280030000	Formación continua sobre marcas colectivas y denominaciones de origen hacia el desarrollo del comercio de todo el pueblo	Certificado	800			01/01/2016	31/12/2018		13.518.035	13.518.035	13.518.035	40.554.105
TOTAL										**13.518.035**	**13.518.035**	**13.518.035**	**40.554.105**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta Unidad de Medida	Meta Cantidad	Género Fem.	Género Masc.	Ingresos Propios	Transferencias y Donaciones De la República Proyectos por Endeudamiento	De la República Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
129565	Formación continua sobre marcas colectivas y denominaciones de origen hacia el desarrollo del comercio de todo el pueblo	Certificado	800			13.518.035						13.518.035
129568	Defensa en la apropiación de transferencia tecnológica y el derecho de autor en el modelo productivo socialista	Registro	10.000			6.563.278						6.563.278
TOTAL						**20.081.313**						**20.081.313**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	132.527.672						132.527.672
02	Gestión Administrativa	29.524.372						29.524.372
03	Previsión y Protección Social	2.630.515						2.630.515
	TOTAL	**164.682.559**						**164.682.559**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**34**	**35**	**87**	**156**	**16.311.252**	**2.884.071**	**19.195.323**
Alto Nivel y de Dirección	1			1	89.060		89.060
Directivo	2	4	7	13	1.480.444		1.480.444
Profesional y Técnico	11	5	54	70	7.698.730	842.646	8.541.376
Personal Administrativo	12	10	24	46	4.461.730	867.938	5.329.668
Obrero	8	16	2	26	2.581.288	1.173.487	3.754.775
Personal Contratado	**38**	**29**		**67**	**10.492.116**		**10.492.116**
Profesional y Técnico	18	5		23	5.029.860		5.029.860
Personal Administrativo	17	14		31	5.306.256		5.306.256
Obrero	3	10		13	156.000		156.000
TOTAL	**72**	**64**	**87**	**223**	**26.803.368**	**2.884.071**	**29.687.439**

PERSONAL JUBILADO Y PENSIONADO (En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**4**	**3**	**7**	**2.630.515**
Empleados	4	3	7	2.630.515
TOTAL	**4**	**3**	**7**	**2.630.515**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	128.634.859
4.02	Materiales, suministros y mercancías	22.207.037
4.03	Servicios no personales	26.637.393
4.04	Activos reales	3.156.988
4.07	Transferencias y donaciones	2.880.515
4.08	Otros gastos	997.080
4.11	Disminución de pasivos	250.000
	TOTAL	184.763.872

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**183.766.792**
INGRESOS CORRIENTES ORDINARIOS	183.766.792
INGRESOS NO TRIBUTARIOS	117.140.785
Tasas	117.140.785
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	66.626.007
Venta de otros bienes y servicios	66.626.007
1.2 GASTOS CORRIENTES	**181.356.884**
GASTOS DE CONSUMO	174.976.369
Remuneraciones	128.634.859
Sueldos, salarios y otras retribuciones	48.972.297
Beneficios y complementos de sueldos y salarios	30.513.317
Aportes patronales	6.195.413
Prestaciones sociales y otras indemnizaciones	11.040.658
Asistencia socioeconómica	31.838.174
Otros gastos de personal	75.000
Compra de bienes y servicios	39.040.834
Bienes de consumo	18.707.037
Servicios no personales	20.333.797
Impuestos indirectos	6.303.596
Depreciación y amortización	997.080
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.880.515
Al sector privado	2.755.515
Transferencias corrientes al sector privado	2.630.515
Directas a personas	2.630.515
Jubilaciones y otros beneficios asociados	2.630.515
Donaciones corrientes al sector privado	125.000
Donaciones a personas	125.000
Al sector público	125.000
Donaciones corrientes al sector público	125.000
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	125.000
OTROS GASTOS CORRIENTES	3.500.000
Otros gastos corrientes	3.500.000
Bienes y servicios para la venta	3.500.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**2.409.908**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.406.988**
RECURSOS PROPIOS DE CAPITAL	3.406.988
Ahorro en cuenta	**2.409.908**
Incremento de la depreciación y amortización acumuladas	997.080
2.2 GASTOS DE CAPITAL	**3.156.988**
INVERSIÓN REAL DIRECTA	3.156.988
Formación bruta de capital fijo	3.156.988
Maquinaria, equipos y otros bienes muebles	3.156.988
2.3 RESULTADO FINANCIERO : SUPERAVIT	**250.000**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**250.000**
SUPERÁVIT FINANCIERO	250.000
3.2 APLICACIONES FINANCIERAS	**250.000**
DISMINUCIÓN DE PASIVOS	250.000
Disminución de cuentas y efectos por pagar	250.000
Disminución de cuentas y efectos por pagar a corto plazo	250.000
Disminución de aportes patronales y retenciones laborales por pagar	174.362
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	174.362
Disminución cuentas por pagar a proveedores a corto plazo	75.638

54
Ministerio del Poder Popular para la Salud

Ministerio del Poder Popular para la Salud

A0025 Instituto Autónomo Hospital Universitario de Caracas (HUC)

A0061 Instituto Nacional de Higiene "Rafael Rangel" (INHRR)

A0119 Servicio Autónomo Servicio de Elaboraciones Farmacéuticas (SEFAR)

A0153 Servicio Autónomo Hospital Universitario de Maracaibo (SAHUM)

A0181 Servicio Autónomo Instituto de Biomedicina Dr. Jacinto Convit

A0445 Fundación Hospital Cardiológico Infantil Latinoamericano "Dr. Gilberto Rodríguez Ochoa"

A0446 Fundación Misión Barrio Adentro

A0457 Fundación de Edificaciones y Equipamiento Hospitalario (FUNDEEH)

A0557 Fundación Venezolana de Donaciones y Trasplantes de Órganos, Tejidos y Células (FUNDAVENE)

A0818 Sociedad Civil para el Control de Enfermedades Endémicas y Asistencia al Indígena, Estado Bolívar (CENASAI BOLÍVAR)

A0907 Servicio Autónomo Instituto de Altos Estudios "Dr. Arnoldo Gabaldón"

A0957 Servicio Autónomo Centro Amazónico de Investigación y Control de Enfermedades Tropicales - Simón Bolívar (CAICET)

A0991 Servicio Autónomo de Contraloría Sanitaria (SACS)

A0025

Instituto Autónomo Hospital Universitario de Caracas (HUC)

INSTITUTO AUTÓNOMO HOSPITAL UNIVERSITARIO DE CARACAS (HUC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Autónomo Hospital Universitario de Caracas (HUC), es una institución de salud que abarca los tres niveles de prestación de servicios asistenciales, siendo un centro de referencia en todo el país y algunas naciones vecinas, principalmente para cirugía cardiovascular y neurocirugía. Es una Institución para pre y postgrado de la Facultad de Medicina de la Universidad Central de Venezuela, siendo sede de 35 cursos de Especialización Clínica.

Dentro de la complejidad creciente de la medicina actual, el Hospital Universitario de Caracas (HUC) mantiene un ritmo constante de progreso, de forma tal que los pacientes cuentan actualmente con un centro que sin distingo de la situación económica y social de los pacientes, puede ofrecerles todo lo que la medicina de hoy día puede aportar al hombre enfermo, partiendo del principio de que la salud es un derecho fundamental.

El Hospital Universitario de Caracas (HUC) en los últimos años ha recibido un incremento en la demanda de los servicios que presta, por su prestigio y alta capacidad siendo un ente de referencia nacional del Sistema Público Nacional de Salud (Spns) y a los elevados costos de los servicios médicos de las clínicas privadas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**4.123.659.076**
INGRESOS CORRIENTES ORDINARIOS	4.123.659.076
TRANSFERENCIAS CORRIENTES	4.123.659.076
Transferencias corrientes del sector público	4.123.659.076
Transferencias corrientes internas recibidas del sector público	4.123.659.076
De la República	4.123.659.076
FUENTES FINANCIERAS	**1.100.544**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.100.544
Disminución de otros activos financieros	1.100.544
Disminución de disponibilidades	1.100.544
Disminución de bancos	1.100.544
TOTAL RECURSOS	**4.124.759.620**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**4.003.041.445**
GASTOS DE CONSUMO	3.878.297.235
Remuneraciones	2.868.344.394
Sueldos, salarios y otras retribuciones	1.454.829.874
Beneficios y complementos de sueldos y salarios	799.341.916
Aportes patronales	39.899.890
Prestaciones sociales y otras indemnizaciones	22.663.900
Asistencia socioeconómica	551.608.814
Compra de bienes y servicios	935.501.995
Bienes de consumo	818.972.853
Servicios no personales	116.529.142
Impuestos indirectos	74.450.846
TRANSFERENCIAS Y DONACIONES CORRIENTES	124.744.210
Al sector privado	122.369.210
Transferencias corrientes al sector privado	119.274.222
Directas a personas	119.274.222
Pensiones y otros beneficios asociados	8.213.705
Jubilaciones y otros beneficios asociados	111.055.505
Otras transferencias directas a personas	5.012
Donaciones corrientes al sector privado	3.094.988
Donaciones a personas	3.094.988
Al sector público	2.375.000
Transferencias corrientes al sector público	2.375.000
A los entes descentralizados sin fines empresariales para sus gastos	2.375.000
GASTOS DE CAPITAL	**121.718.175**
INVERSIÓN REAL DIRECTA	121.718.175
Formación bruta de capital fijo	119.640.324
Maquinaria, equipos y otros bienes muebles	115.016.598
Construcciones de bienes de dominio privado	4.623.726
Bienes intangibles	2.077.851
TOTAL EGRESOS	**4.124.759.620**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127886	Atención integral, oportuna y gratuita al paciente que ingresa a los diferentes servicios médicos del hospital.	consulta	221.940					3.140.788.182			1.100.544	3.141.888.726
TOTAL								**3.140.788.182**			**1.100.544**	**3.141.888.726**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			573.812.639				573.812.639
02	Gestión Administrativa			289.789.045				289.789.045
03	Previsión y Protección Social			119.269.210				119.269.210
TOTAL				**982.870.894**				**982.870.894**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**4.100**	**2.830**	**1.159**	**8.089**	**996.385.046**	**263.445.468**	**1.259.830.514**
Alto Nivel y de Dirección	1			1	55.188		55.188
Directivo	2	9		11	1.443.195		1.443.195
Profesional y Técnico	959	770	511	2.240	377.706.802	90.720.170	468.426.972
Personal Administrativo	298	240	159	697	70.403.985	48.849.322	119.253.307
Personal Médico	682	280	272	1.234	124.128.521		124.128.521
Obrero	2.158	1.531	217	3.906	422.647.355	123.875.976	546.523.331
Personal Contratado	**725**	**525**		**1.250**	**143.963.165**		**143.963.165**
Profesional y Técnico	725	525		1.250	143.963.165		143.963.165
TOTAL	**4.825**	**3.355**	**1.159**	**9.339**	**1.140.348.211**	**263.445.468**	**1.403.793.679**

PERSONAL JUBILADO Y PENSIONADO (En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**1.396**	**598**	**1.994**	**111.055.505**
Empleados	591	253	844	49.974.977
Obreros	805	345	1.150	61.080.528
Pensionados	**113**	**48**	**161**	**8.213.705**
Empleados	60	25	85	4.271.127
Obreros	53	23	76	3.942.578
TOTAL	**1.509**	**646**	**2.155**	**119.269.210**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	2.868.344.394
4.02	Materiales, suministros y mercancías	818.972.853
4.03	Servicios no personales	190.979.988
4.04	Activos reales	121.718.175
4.07	Transferencias y donaciones	124.744.210
	TOTAL	4.124.759.620

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**4.123.659.076**
INGRESOS CORRIENTES ORDINARIOS	4.123.659.076
TRANSFERENCIAS CORRIENTES	4.123.659.076
Transferencias corrientes del sector público	4.123.659.076
Transferencias corrientes internas recibidas del sector público	4.123.659.076
De la República	4.123.659.076
Ministerio del Poder Popular para la Salud	4.123.659.076
-Ingresos Ordinarios	4.123.659.076
1.2 GASTOS CORRIENTES	**4.003.041.445**
GASTOS DE CONSUMO	3.878.297.235
Remuneraciones	2.868.344.394
Sueldos, salarios y otras retribuciones	1.454.829.874
Beneficios y complementos de sueldos y salarios	799.341.916
Aportes patronales	39.899.890
Prestaciones sociales y otras indemnizaciones	22.663.900
Asistencia socioeconómica	551.608.814
Compra de bienes y servicios	935.501.995
Bienes de consumo	818.972.853
Servicios no personales	116.529.142
Impuestos indirectos	74.450.846
TRANSFERENCIAS Y DONACIONES CORRIENTES	124.744.210
Al sector privado	122.369.210
Transferencias corrientes al sector privado	119.274.222
Directas a personas	119.274.222
Pensiones y otros beneficios asociados	8.213.705
Jubilaciones y otros beneficios asociados	111.055.505
Otras transferencias directas a personas	5.012
Donaciones corrientes al sector privado	3.094.988
Donaciones a personas	3.094.988
Al sector público	2.375.000
Transferencias corrientes al sector público	2.375.000
A los entes descentralizados sin fines empresariales para sus gastos	2.375.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**120.617.631**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**120.617.631**
RECURSOS PROPIOS DE CAPITAL	120.617.631
Ahorro en cuenta corriente	120.617.631
2.2 GASTOS DE CAPITAL	**121.718.175**
INVERSIÓN REAL DIRECTA	121.718.175
Formación bruta de capital fijo	119.640.324
Maquinaria, equipos y otros bienes muebles	115.016.598
Construcciones de bienes de dominio privado	4.623.726
Bienes intangibles	2.077.851
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(1.100.544)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**1.100.544**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.100.544
Disminución de otros activos financieros	1.100.544
Disminución de disponibilidades	1.100.544
Disminución de bancos	1.100.544
3.2 APLICACIONES FINANCIERAS	**1.100.544**
DÉFICIT FINANCIERO	1.100.544

A0061

Instituto Nacional de Higiene "Rafael Rangel" (INHRR)

INSTITUTO NACIONAL DE HIGIENE "RAFAEL RANGEL" (INHRR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Para el Ejercicio económico financiero 2016, el Instituto Nacional de Higiene "Rafael Rangel" (INHRR), desarrollará las siguientes actividades:

- Realizar el mantenimiento preventivo y correctivo a todas las instalaciones, equipos científicos y operativos.
- Renovar tecnología en materia de telemática y técnicas avanzadas en materia de investigación.
- Instalación, calibración y validación de los diferentes equipos de tecnología avanzada que permitan producir modelos animales de experimentación, insumos relacionados y desarrollo biotecnológico, en función del avance científico-técnico de instituciones similares.
- Fortalecer y adecuar el registro de la estructura de cargos del Instituto Nacional de Higiene "Rafael Rangel" (INHRR), de acuerdo a las exigencias de la estructura organizativa y funcional.
- Dar continuidad al sistema administrativo automatizado que integre los procesos administrativos de: recursos humanos, administración y presupuesto, el cual permita interconectar las distintas unidades que lo integran a fin de adecuarlas a las nuevas exigencias tecnológicas y legales, mejorando así, los tiempos de respuesta.

En tal sentido, llevarán a cabo los siguientes proyectos:

- Formación y capacitación del talento humano especializado.

- Vigilancia sanitaria de productos de uso y consumo humano con fines de registro y control sanitario.

- Diagnóstico y vigilancia epidemiológica a nivel nacional de enfermedades transmisibles y regulación de la red de laboratorios de salud pública.

- Producción de Kits de diagnóstico para enfermedades transmisibles a través de procedimientos biotecnológicos e investigativos, animales de experimentación, medio de cultivo y cultivo celular.

CAPITULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**429.898.113**
INGRESOS CORRIENTES ORDINARIOS	429.898.113
TRANSFERENCIAS CORRIENTES	429.898.113
Transferencias corrientes del sector público	429.898.113
Transferencias corrientes internas recibidas del sector público	429.898.113
De la República	429.898.113
INGRESOS DE CAPITAL	**12.880.352**
RECURSOS PROPIOS DE CAPITAL	12.880.352
Incremento de la depreciación y amortización acumuladas	12.880.352
FUENTES FINANCIERAS	**37.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	37.000.000
Disminución de otros activos financieros	37.000.000
Disminución de disponibilidades	37.000.000
Disminución de bancos	37.000.000
TOTAL RECURSOS	**479.778.465**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	454.851.518
GASTOS DE CONSUMO	423.176.822
Remuneraciones	169.622.377
Sueldos, salarios y otras retribuciones	71.432.708
Beneficios y complementos de sueldos y salarios	50.124.515
Aportes patronales	6.670.386
Prestaciones sociales y otras indemnizaciones	8.881.331
Asistencia socioeconómica	27.994.143
Otros gastos de personal	4.519.294
Compra de bienes y servicios	203.677.922
Bienes de consumo	149.626.641
Servicios no personales	54.051.281
Impuestos indirectos	36.996.171
Depreciación y amortización	12.880.352
TRANSFERENCIAS Y DONACIONES CORRIENTES	31.674.696
Al sector privado	31.674.696
Transferencias corrientes al sector privado	31.361.352
Directas a personas	31.192.932
Pensiones y otros beneficios asociados	4.327.280
Jubilaciones y otros beneficios asociados	26.865.652
A instituciones sin fines de lucro	145.500
Otras transferencias corrientes internas al sector privado	22.920
Donaciones corrientes al sector privado	313.344
Donaciones a personas	252.000
Donaciones a instituciones sin fines de lucro	61.344
GASTOS DE CAPITAL	24.926.947
INVERSIÓN REAL DIRECTA	24.926.947
Formación bruta de capital fijo	24.692.213
Maquinaria, equipos y otros bienes muebles	18.847.382
Construcciones de bienes de dominio privado	5.844.831
Bienes intangibles	234.734
TOTAL EGRESOS	479.778.465

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
127850	Formación y capacitación del talento humano especializado.	participante	321					7.672.121			189.677	7.861.798
127851	Vigilancia sanitaria de productos de uso y consumo humano con fines de registro y control sanitario.	análisis	334.935					104.208.469			9.668.947	113.877.416
127852	Diagnóstico y vigilancia epidemiológica a nivel nacional de enfermedades transmisibles y regulación de la red de laboratorios de salud pública.	examen	1.176.000					115.113.951			6.160.529	121.274.480
127876	Producción de kits de diagnóstico para enfermedades transmisibles a través de procedimientos biotecnológicos e investigativos, animales de experimentación, medios de cultivo y cultivo celular	estuche	5.000					79.234.594			6.920.577	86.155.171
TOTAL								306.229.135			22.939.730	329.168.865

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			20.114.780			14.060.270	34.175.050
02	Gestión Administrativa	12.880.352		72.361.266				85.241.618
03	Previsión y Protección Social			31.192.932				31.192.932
	TOTAL	12.880.352		123.668.978			14.060.270	150.609.600

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**600**	**226**		**826**	**40.105.937**	**9.509.245**	**49.615.182**
Alto Nivel y de Dirección	1			1	30.199	7.550	37.749
Directivo	6	7		13	762.324	164.766	927.090
Profesional y Técnico	390	44		434	23.601.842	5.100.195	28.702.037
Personal Administrativo	123	35		158	8.603.370	1.859.501	10.462.871
Personal de Investigación	27	7		34	1.851.358	400.146	2.251.504
Obrero	53	133		186	5.256.844	1.977.089	7.233.933
Personal Contratado	**84**	**68**		**152**	**4.385.823**		**4.385.823**
Profesional y Técnico	84	68		152	4.385.823		4.385.823
TOTAL	684	294		978	44.491.760	9.509.245	54.001.005

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**193**	**84**	**277**	**26.865.652**
Alto Nivel y de Dirección		1	1	99.430
Empleados	172	55	227	22.570.770
Obreros	21	28	49	4.195.452
Pensionados	**30**	**11**	**41**	**4.327.280**
Empleados	10	3	13	1.436.363
Obreros	20	8	28	2.890.917
TOTAL	223	95	318	31.192.932

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	169.622.377
4.02	Materiales, suministros y mercancias	149.626.641
4.03	Servicios no personales	91.047.452
4.04	Activos reales	24.926.947
4.07	Transferencias y donaciones	31.674.696
4.08	Otros gastos	12.880.352
	TOTAL	479.778.465

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**429.898.113**
INGRESOS CORRIENTES ORDINARIOS	429.898.113
TRANSFERENCIAS CORRIENTES	429.898.113
Transferencias corrientes del sector público	429.898.113
Transferencias corrientes internas recibidas del sector público	429.898.113
De la República	429.898.113
Ministerio del Poder Popular para la Salud	429.898.113
-Ingresos Ordinarios	429.898.113
1.2 GASTOS CORRIENTES	**454.851.518**
GASTOS DE CONSUMO	423.176.822
Remuneraciones	169.622.377
Sueldos, salarios y otras retribuciones	71.432.708
Beneficios y complementos de sueldos y salarios	50.124.515
Aportes patronales	6.670.386
Prestaciones sociales y otras indemnizaciones	8.881.331
Asistencia socioeconómica	27.994.143
Otros gastos de personal	4.519.294
Compra de bienes y servicios	203.677.922
Bienes de consumo	149.626.641
Servicios no personales	54.051.281
Impuestos indirectos	36.996.171
Depreciación y amortización	12.880.352
TRANSFERENCIAS Y DONACIONES CORRIENTES	31.674.696
Al sector privado	31.674.696
Transferencias corrientes al sector privado	31.361.352
Directas a personas	31.192.932
Pensiones y otros beneficios asociados	4.327.280
Jubilaciones y otros beneficios asociados	26.865.652
A instituciones sin fines de lucro	145.500
Otras transferencias corrientes internas al sector privado	22.920
Donaciones corrientes al sector privado	313.344
Donaciones a personas	252.000
Donaciones a instituciones sin fines de lucro	61.344
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(24.953.405)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(12.073.053)**
RECURSOS PROPIOS DE CAPITAL	(12.073.053)
Desahorro en cuenta corriente	(24.953.405)
Incremento de la depreciación y amortización acumuladas	12.880.352
2.2 GASTOS DE CAPITAL	**24.926.947**
INVERSIÓN REAL DIRECTA	24.926.947
Formación bruta de capital fijo	24.692.213
Maquinaria, equipos y otros bienes muebles	18.847.382
Construcciones de bienes de dominio privado	5.844.831
Bienes intangibles	234.734
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(37.000.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**37.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	37.000.000
Disminución de otros activos financieros	37.000.000
Disminución de disponibilidades	37.000.000
Disminución de bancos	37.000.000
3.2 APLICACIONES FINANCIERAS	**37.000.000**
DÉFICIT FINANCIERO	37.000.000

A0119

Servicio Autónomo Servicio de Elaboraciones Farmacéuticas (SEFAR)

SERVICIO AUTÓNOMO SERVICIO DE ELABORACIONES FARMACÉUTICAS (SEFAR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Servicio Autónomo de Elaboraciones Farmacéuticas (SEFAR), para el Ejercicio Económico Financiero 2016, orientará su gestión a dar cumplimiento a las políticas y objetivos del programa de gobierno dirigidos a distribuir de manera eficaz los medicamentos para que lleguen directamente al Venezolano, promoviendo básicamente una visión de regularizar y controlar cada recurso. En tal sentido, en concordancia con la misión de la institución se realizarán actividades de distribución, producción, almacenamiento y regularización de medicamentos esenciales e insumos médicos que garanticen el abastecimiento a la población venezolana.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**397.902.677**
INGRESOS CORRIENTES ORDINARIOS	397.902.677
TRANSFERENCIAS CORRIENTES	397.902.677
Transferencias corrientes del sector público	397.902.677
Transferencias corrientes internas recibidas del sector público	397.902.677
De la República	397.902.677
INGRESOS DE CAPITAL	**9.768.063**
RECURSOS PROPIOS DE CAPITAL	9.768.063
Incremento de la depreciación y amortización acumuladas	9.768.063
TOTAL RECURSOS	**407.670.740**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**345.241.302**
GASTOS DE CONSUMO	342.653.785
Remuneraciones	140.398.682
Sueldos, salarios y otras retribuciones	66.536.859
Beneficios y complementos de sueldos y salarios	28.321.010
Aportes patronales	6.609.495
Prestaciones sociales y otras indemnizaciones	10.443.397
Asistencia socioeconómica	9.928.244
Otros gastos de personal	18.559.677
Compra de bienes y servicios	164.313.018
Bienes de consumo	71.107.084
Servicios no personales	93.205.934
Impuestos indirectos	28.174.023
Depreciación y amortización	9.768.062
GASTOS DE LA PROPIEDAD	34.000
Derechos sobre bienes intangibles	34.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.553.517
Al sector privado	2.553.517
Transferencias corrientes al sector privado	2.553.517
Directas a personas	2.553.517
Jubilaciones y otros beneficios asociados	2.553.517
GASTOS DE CAPITAL	**62.429.438**
INVERSIÓN REAL DIRECTA	62.429.438
Formación bruta de capital fijo	62.405.533
Maquinaria, equipos y otros bienes muebles	62.405.533
Bienes intangibles	23.905
TOTAL EGRESOS	**407.670.740**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
127890	Producción, almacenamiento, distribución y regulación de medicamentos esenciales e insumos médicos garantizando el abastecimiento a la población venezolana.	unidad	2.490.000					309.016.672				309.016.672
TOTAL								309.016.672				309.016.672

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			40.510.642				40.510.642
02	Gestión Administrativa	9.768.063		45.821.847				55.589.910
03	Previsión y Protección Social			2.553.516				2.553.516
TOTAL		9.768.063		88.886.005				98.654.068

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**438**	**448**		**886**	**16.456.069**	**2.183.673**	**18.639.742**
Alto Nivel y de Dirección		1		1	35.220		35.220
Directivo	43	26		69	996.365	2.996	999.361
Profesional y Técnico	158	95		253	3.563.304	1.034.742	4.598.046
Personal Administrativo	166	85		251	3.533.965	1.145.935	4.679.900
Obrero	71	241		312	8.327.215		8.327.215
Personal Contratado	**293**	**352**		**645**	**21.005.143**		**21.005.143**
Profesional y Técnico	78	70		148	4.997.942		4.997.942
Personal Administrativo	215	282		497	16.007.201		16.007.201
TOTAL	**731**	**800**		**1.531**	**37.461.212**	**2.183.673**	**39.644.885**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**12**	**4**	**16**	**2.553.517**
Empleados	3		3	2.062.135
Obreros	9	4	13	491.381
TOTAL	**12**	**4**	**16**	**2.553.516**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	140.398.682
4.02	Materiales, suministros y mercancías	71.107.084
4.03	Servicios no personales	121.413.957
4.04	Activos reales	62.429.438
4.07	Transferencias y donaciones	2.553.517
4.08	Otros gastos	9.768.062
	TOTAL	407.670.740

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**397.902.677**
INGRESOS CORRIENTES ORDINARIOS	397.902.677
TRANSFERENCIAS CORRIENTES	397.902.677
Transferencias corrientes del sector público	397.902.677
Transferencias corrientes internas recibidas del sector público	397.902.677
De la República	397.902.677
Ministerio del Poder Popular para la Salud	397.902.677
-Ingresos Ordinarios	397.902.677
1.2 GASTOS CORRIENTES	**345.241.302**
GASTOS DE CONSUMO	342.653.785
Remuneraciones	140.398.682
Sueldos, salarios y otras retribuciones	66.536.859
Beneficios y complementos de sueldos y salarios	28.321.010
Aportes patronales	6.609.495
Prestaciones sociales y otras indemnizaciones	10.443.397
Asistencia socioeconómica	9.928.244
Otros gastos de personal	18.559.677
Compra de bienes y servicios	164.313.018
Bienes de consumo	71.107.084
Servicios no personales	93.205.934
Impuestos indirectos	28.174.023
Depreciación y amortización	9.768.062
GASTOS DE LA PROPIEDAD	34.000
Derechos sobre bienes intangibles	34.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.553.517
Al sector privado	2.553.517
Transferencias corrientes al sector privado	2.553.517
Directas a personas	2.553.517
Jubilaciones y otros beneficios asociados	2.553.517
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**52.661.375**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**62.429.438**
RECURSOS PROPIOS DE CAPITAL	62.429.438
Ahorro en cuenta corriente	52.661.375
Incremento de la depreciación y amortización acumuladas	9.768.063
2.2 GASTOS DE CAPITAL	**62.429.438**
INVERSIÓN REAL DIRECTA	62.429.438
Formación bruta de capital fijo	62.405.533
Maquinaria, equipos y otros bienes muebles	62.405.533
Bienes intangibles	23.905
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0153

Servicio Autónomo Hospital Universitario de Maracaibo (SAHUM)

SERVICIO AUTÓNOMO HOSPITAL UNIVERSITARIO DE MARACAIBO (SAHUM)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El objetivo del Servicio Autónomo Hospital Universitario de Maracaibo (SAHUM) es proporcionar servicios de salud a la población del área de influencia y demandante del Hospital, en los aspectos preventivos, curativos, promoción y rehabilitación de los grupos de usuarios, con ayuda de los servicios auxiliares y de apoyo al diagnóstico.

Su misión es garantizar la salud de la población de su área de influencia mediante procesos de promoción, prevención, curación y rehabilitación, proporcionando servicios eficientes y de calidad que sirven de apoyo a la función docente, de investigación, técnica y especializada del personal involucrado en el sector salud; contando igualmente con una Dirección colegiada a través de la oportuna participación de los miembros del Comité Directivo y el Comité Asesor.

La visión es ser una institución prestadora de servicio de salud con amplio compromiso social en disposición permanente para atender íntegramente las expectativas y demanda de los pacientes; así mismo desarrollar alta tecnología y en condiciones de funcionar en un mundo de competencia con base en la excelencia.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**2.457.348.118**
INGRESOS CORRIENTES ORDINARIOS	2.457.348.118
TRANSFERENCIAS CORRIENTES	2.457.348.118
Transferencias corrientes del sector público	2.457.348.118
Transferencias corrientes internas recibidas del sector público	2.457.348.118
De la República	2.457.348.118
TOTAL RECURSOS	**2.457.348.118**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**2.373.907.942**
GASTOS DE CONSUMO	2.373.907.942
Remuneraciones	1.463.493.705
Sueldos, salarios y otras retribuciones	589.865.739
Beneficios y complementos de sueldos y salarios	416.973.700
Aportes patronales	43.910.130
Prestaciones sociales y otras indemnizaciones	374.706.487
Asistencia socioeconómica	36.293.316
Otros gastos de personal	1.744.333
Compra de bienes y servicios	820.046.795
Bienes de consumo	720.690.623
Servicios no personales	99.356.172
Impuestos indirectos	90.367.442
GASTOS DE CAPITAL	**83.440.176**
INVERSIÓN REAL DIRECTA	83.440.176
Formación bruta de capital fijo	82.790.176
Maquinaria, equipos y otros bienes muebles	48.187.636
Construcciones de bienes de dominio privado	34.602.540
Bienes intangibles	650.000
TOTAL EGRESOS	**2.457.348.118**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
127881	Atención oportuna y gratuita a los pacientes que acuden a los servicios prestados por el SAHUM	intervención	17					1.871.943.276				1.871.943.276
TOTAL								1.871.943.276				1.871.943.276

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			337.022.102				337.022.102
02	Gestión Administrativa			248.382.740				248.382.740
TOTAL				585.404.842				585.404.842

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1.795**	**727**		**2.522**	**137.637.239**	**46.488.638**	**184.125.877**
Alto Nivel y de Dirección		1		1	42.333		42.333
Directivo	1			1	42.338	33.544	75.882
Profesional y Técnico	535	137		672	32.770.511	12.994.838	45.765.349
Personal Administrativo	129	29		158	12.093.084	3.055.335	15.148.419
Personal Médico	278	106		384	21.036.821	7.425.622	28.462.443
Obrero	852	454		1.306	71.652.152	22.979.299	94.631.451
Personal Contratado	**1.937**	**1.474**		**3.411**	**194.930.774**		**194.930.774**
Profesional y Técnico	988	389		1.377	74.293.914		74.293.914
Personal Administrativo	37	41		78	15.844.150		15.844.150
Personal Médico	141	348		489	32.364.856		32.364.856
Obrero	771	696		1.467	72.427.854		72.427.854
TOTAL	**3.732**	**2.201**		**5.933**	**332.568.013**	**46.488.638**	**379.056.651**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	1.463.493.705
4.02	Materiales, suministros y mercancías	720.690.623
4.03	Servicios no personales	189.723.614
4.04	Activos reales	83.440.176
	TOTAL	**2.457.348.118**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.457.348.118**
INGRESOS CORRIENTES ORDINARIOS	2.457.348.118
TRANSFERENCIAS CORRIENTES	2.457.348.118
Transferencias corrientes del sector público	2.457.348.118
Transferencias corrientes internas recibidas del sector público	2.457.348.118
De la República	2.457.348.118
Ministerio del Poder Popular para la Salud	2.457.348.118
-Ingresos Ordinarios	2.457.348.118
1.2 GASTOS CORRIENTES	**2.373.907.942**
GASTOS DE CONSUMO	2.373.907.942
Remuneraciones	1.463.493.705
Sueldos, salarios y otras retribuciones	589.865.739
Beneficios y complementos de sueldos y salarios	416.973.700
Aportes patronales	43.910.130
Prestaciones sociales y otras indemnizaciones	374.706.487
Asistencia socioeconómica	36.293.316
Otros gastos de personal	1.744.333
Compra de bienes y servicios	820.046.795
Bienes de consumo	720.690.623
Servicios no personales	99.356.172
Impuestos indirectos	90.367.442
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**83.440.176**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**83.440.176**
RECURSOS PROPIOS DE CAPITAL	83.440.176
Ahorro en cuenta corriente	83.440.176
2.2 GASTOS DE CAPITAL	**83.440.176**
INVERSIÓN REAL DIRECTA	83.440.176
Formación bruta de capital fijo	82.790.176
Maquinaria, equipos y otros bienes muebles	48.187.636
Construcciones de bienes de dominio privado	34.602.540
Bienes intangibles	650.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0181

Servicio Autónomo Instituto de Biomedicina Dr. Jacinto Convit

SERVICIO AUTÓNOMO INSTITUTO DE BIOMEDICINA DR. JACINTO CONVIT

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Para el Ejercicio Económico Financiero 2016 Servicio Autónomo Instituto de Biomedicina (SAIB), dirigirá su gestión hacia las investigaciones y desarrollo científico en enfermedades endémicas y dermatológicas para difundir y generar conocimiento que es aplicado en la atención a pacientes y control epidemiológico, mejorando la calidad de vida de aquellos que las padecen, principalmente los que se encuentran en zonas remotas y de difícil acceso. Esto a través de la: atención a pacientes con enfermedades endémicas y patologías dermatológicas; realización de estudios específicos sobre enfermedades endémicas y dermatológicas; formación de profesionales en las diferentes áreas clínicas y epidemiológicas; producción de antígenos utilizados como sistema de diagnóstico y en la inmunoterapia de enfermedades endémicas/dermatológicas y promoción de programas educativos en materia de enfermedades endémicas/dermatológicas dirigido a las comunidades.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**59.841.539**
INGRESOS CORRIENTES ORDINARIOS	59.841.539
TRANSFERENCIAS CORRIENTES	59.841.539
Transferencias corrientes del sector público	59.841.539
Transferencias corrientes internas recibidas del sector público	59.841.539
De la República	59.841.539
INGRESOS DE CAPITAL	**370.500**
RECURSOS PROPIOS DE CAPITAL	370.500
Incremento de la depreciación y amortización acumuladas	370.500
TOTAL RECURSOS	**60.212.039**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**56.470.234**
GASTOS DE CONSUMO	56.470.234
Remuneraciones	41.335.956
Sueldos, salarios y otras retribuciones	24.472.434
Beneficios y complementos de sueldos y salarios	8.600.749
Aportes patronales	2.664.820
Prestaciones sociales y otras indemnizaciones	2.886.600
Asistencia socioeconómica	2.711.353
Compra de bienes y servicios	13.361.426
Bienes de consumo	8.160.604
Servicios no personales	5.200.822
Impuestos indirectos	1.402.352
Depreciación y amortización	370.500
GASTOS DE CAPITAL	**3.741.805**
INVERSIÓN REAL DIRECTA	3.741.805
Formación bruta de capital fijo	3.741.805
Maquinaria, equipos y otros bienes muebles	3.011.419
Construcciones de bienes de dominio privado	730.386
TOTAL EGRESOS	**60.212.039**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos							Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos						Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones						
							De la República		De los Entes Descentralizados	Otras			
							Proyectos por Endeudamiento	Otras					
127877	Investigación y desarrollo científico en enfermedades endémicas y dermatológicas para la atención integral a pacientes en el ámbito nacional.	paciente	45.000	22.500	22.500			35.041.622					35.041.622
TOTAL								35.041.622					35.041.622

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			18.374.117				18.374.117
02	Gestión Administrativa	370.500		6.425.800				6.425.800
TOTAL		370.500		24.799.917				25.170.417

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**105**	**86**	**5**	**196**	**12.595.994**	**2.598.992**	**15.194.986**
Alto Nivel y de Dirección		1		1	786.477		786.477
Profesional y Técnico	37	25	3	65	3.468.530	960.231	4.428.761
Personal Administrativo	29	13		42	2.241.203	620.458	2.861.661
Personal de Investigación	5	3	2	10	533.620	147.730	681.350
Personal Médico	5	6		11	586.982	162.500	749.482
Obrero	29	38		67	4.979.182	708.073	5.687.255
Personal Contratado	**15**	**9**		**24**	**6.984.162**		**6.984.162**
Profesional y Técnico	7	4		11	2.928.611		2.928.611
Personal Administrativo	2	1		3	798.714		798.714
Personal Docente	1	1		2	532.476		532.476
Personal Médico	3	1		4	1.064.952		1.064.952
Obrero	2	2		4	1.659.409		1.659.409
TOTAL	**120**	**95**	**5**	**220**	**19.580.156**	**2.598.992**	**22.179.148**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	41.335.956
4.02	Materiales, suministros y mercancías	8.160.604
4.03	Servicios no personales	6.603.174
4.04	Activos reales	3.741.805
4.08	Otros gastos	370.500
	TOTAL	**60.212.039**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**59.841.539**
INGRESOS CORRIENTES ORDINARIOS	59.841.539
TRANSFERENCIAS CORRIENTES	59.841.539
Transferencias corrientes del sector público	59.841.539
Transferencias corrientes internas recibidas del sector público	59.841.539
De la República	59.841.539
Ministerio del Poder Popular para la Salud	59.841.539
-Ingresos Ordinarios	59.841.539
1.2 GASTOS CORRIENTES	**56.470.234**
GASTOS DE CONSUMO	56.470.234
Remuneraciones	41.335.956
Sueldos, salarios y otras retribuciones	24.472.434
Beneficios y complementos de sueldos y salarios	8.600.749
Aportes patronales	2.664.820
Prestaciones sociales y otras indemnizaciones	2.886.600
Asistencia socioeconómica	2.711.353
Compra de bienes y servicios	13.361.426
Bienes de consumo	8.160.604
Servicios no personales	5.200.822
Impuestos indirectos	1.402.352
Depreciación y amortización	370.500
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**3.371.305**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.741.805**
RECURSOS PROPIOS DE CAPITAL	3.741.805
Ahorro en cuenta corriente	3.371.305
Incremento de la depreciación y amortización acumuladas	370.500
2.2 GASTOS DE CAPITAL	**3.741.805**
INVERSIÓN REAL DIRECTA	3.741.805
Formación bruta de capital fijo	3.741.805
Maquinaria, equipos y otros bienes muebles	3.011.419
Construcciones de bienes de dominio privado	730.386
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0445

Fundación Hospital Cardiológico Infantil Latinoamericano "Dr. Gilberto Rodríguez Ochoa"

FUNDACIÓN HOSPITAL CARDIOLÓGICO INFANTIL LATINOAMERICANO "DR. GILBERTO RODRÍGUEZ OCHOA"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Para el Ejercicio Económico Financiero 2016, la Fundación Hospital Cardiológico Infantil Latinoamericano "Dr. Gilberto Rodríguez Ochoa", orientará su gestión a la atención integral y de calidad a los niños, niñas y adolescentes, portadores de cardiopatías congénitas y/o adquiridas que acuden referidos de los centros cardiovasculares regionales infantiles de Venezuela y Latinoamérica.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**201.247.257**
INGRESOS CORRIENTES ORDINARIOS	201.247.257
TRANSFERENCIAS CORRIENTES	201.247.257
Transferencias corrientes del sector público	201.247.257
Transferencias corrientes internas recibidas del sector público	201.247.257
De la República	201.247.257
INGRESOS DE CAPITAL	**1.988.963**
RECURSOS PROPIOS DE CAPITAL	1.988.963
Incremento de la depreciación y amortización acumuladas	1.988.963
TOTAL RECURSOS	**203.236.220**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**199.347.825**
GASTOS DE CONSUMO	194.406.540
Remuneraciones	104.808.023
Sueldos, salarios y otras retribuciones	53.307.777
Beneficios y complementos de sueldos y salarios	30.248.040
Aportes patronales	8.992.906
Prestaciones sociales y otras indemnizaciones	3.924.999
Asistencia socioeconómica	8.334.301
Compra de bienes y servicios	77.456.411
Bienes de consumo	53.180.469
Servicios no personales	24.275.942
Impuestos indirectos	10.153.143
Depreciación y amortización	1.988.963
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.941.285
Al sector privado	3.049.875
Donaciones corrientes al sector privado	3.049.875
Donaciones a personas	3.049.875
Al sector público	1.891.410
Transferencias corrientes al sector público	1.891.410
A los entes descentralizados sin fines empresariales para sus gastos	1.891.410
GASTOS DE CAPITAL	**3.888.395**
INVERSIÓN REAL DIRECTA	3.888.395
Formación bruta de capital fijo	3.888.395
Maquinaria, equipos y otros bienes muebles	3.888.395
TOTAL EGRESOS	**203.236.220**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
127878	Atención integral médico quirúrgica a la población infantil y adolescentes con patologías cardiovascular congénita y/o adquirida a nivel nacional e internacional.	intervención	240					136.997.647				136.997.647
TOTAL								136.997.647				136.997.647

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			39.707.023				39.707.023
02	Gestión Administrativa	1.988.963		24.542.587				26.531.550
TOTAL		1.988.963		64.249.610				66.238.573

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**242**	**118**		**360**	**34.872.953**		**34.872.953**
Alto Nivel y de Dirección	1			1	315.722		315.722
Directivo	7	8		15	1.069.260		1.069.260
Profesional y Técnico	62	57		119	17.164.655		17.164.655
Personal Administrativo	159	50		209	14.898.356		14.898.356
Personal Docente	2			2	178.120		178.120
Personal Médico	11	3		14	1.246.840		1.246.840
Personal Contratado	**29**	**9**		**38**	**3.092.595**		**3.092.595**
Profesional y Técnico	26	5		31	2.469.175		2.469.175
Personal Administrativo		1		1	89.060		89.060
Personal Médico	3	3		6	534.360		534.360
TOTAL	271	127		398	37.965.548		37.965.548

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	104.808.023
4.02	Materiales, suministros y mercancías	53.180.469
4.03	Servicios no personales	34.429.085
4.04	Activos reales	3.888.395
4.07	Transferencias y donaciones	4.941.285
4.08	Otros gastos	1.988.963
	TOTAL	203.236.220

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**201.247.257**
INGRESOS CORRIENTES ORDINARIOS	201.247.257
TRANSFERENCIAS CORRIENTES	201.247.257
Transferencias corrientes del sector público	201.247.257
Transferencias corrientes internas recibidas del sector público	201.247.257
De la República	201.247.257
Ministerio del Poder Popular para la Salud	201.247.257
-Ingresos Ordinarios	201.247.257
1.2 GASTOS CORRIENTES	**199.347.825**
GASTOS DE CONSUMO	194.406.540
Remuneraciones	104.808.023
Sueldos, salarios y otras retribuciones	53.307.777
Beneficios y complementos de sueldos y salarios	30.248.040
Aportes patronales	8.992.906
Prestaciones sociales y otras indemnizaciones	3.924.999
Asistencia socioeconómica	8.334.301
Compra de bienes y servicios	77.456.411
Bienes de consumo	53.180.469
Servicios no personales	24.275.942
Impuestos indirectos	10.153.143
Depreciación y amortización	1.988.963
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.941.285
Al sector privado	3.049.875
Donaciones corrientes al sector privado	3.049.875
Donaciones a personas	3.049.875
Al sector público	1.891.410
Transferencias corrientes al sector público	1.891.410
A los entes descentralizados sin fines empresariales para sus gastos	1.891.410
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**1.899.432**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.888.395**
RECURSOS PROPIOS DE CAPITAL	3.888.395
Ahorro en cuenta corriente	1.899.432
Incremento de la depreciación y amortización acumuladas	1.988.963
2.2 GASTOS DE CAPITAL	**3.888.395**
INVERSIÓN REAL DIRECTA	3.888.395
Formación bruta de capital fijo	3.888.395
Maquinaria, equipos y otros bienes muebles	3.888.395
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0446

Fundación Misión Barrio Adentro

FUNDACIÓN MISIÓN BARRIO ADENTRO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Misión Barrio Adentro, asume el rol de gestión presupuestaria, administrativa y financiera de la Misión Barrio Adentro en todas sus fases de las áreas de salud integral comunitaria en todo el país, por lo tanto tiene el objeto de consolidación de los centros de atención primaria en salud, participando activamente en el plan estratégico social de fortalecimiento y modernización que contempla el estado venezolano para el sector salud, estableciendo metas y objetivos para el mejoramiento continuo en la prestación de servicios de salud gratuitos y de calidad a la población venezolana y en especial a los más vulnerables, fortaleciendo la red de asistencia médica, así como el equipamiento y dotación de insumos a la red consultorios populares, centros de diagnóstico integral, salas de rehabilitación integral y centros de alta tecnología en el ámbito nacional.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**11.109.208.683**
INGRESOS CORRIENTES ORDINARIOS	11.109.208.683
TRANSFERENCIAS CORRIENTES	11.109.208.683
Transferencias corrientes del sector público	11.109.208.683
Transferencias corrientes internas recibidas del sector público	11.109.208.683
De la República	11.109.208.683
TOTAL RECURSOS	**11.109.208.683**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**10.238.893.827**
GASTOS DE CONSUMO	7.484.166.305
Remuneraciones	4.328.979.704
Sueldos, salarios y otras retribuciones	2.566.762.388
Beneficios y complementos de sueldos y salarios	936.296.070
Aportes patronales	123.615.192
Prestaciones sociales y otras indemnizaciones	190.752.542
Asistencia socioeconómica	511.553.512
Compra de bienes y servicios	2.703.753.577
Bienes de consumo	1.256.355.274
Servicios no personales	1.447.398.303
Impuestos indirectos	451.433.024
GASTOS DE LA PROPIEDAD	1.425.152
Derechos sobre bienes intangibles	1.425.152
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.753.302.370
Al sector privado	2.753.302.370
Donaciones corrientes al sector privado	2.753.302.370
Donaciones a personas	2.478.128.680
Donaciones a instituciones sin fines de lucro	275.173.690
GASTOS DE CAPITAL	**833.311.764**
INVERSIÓN REAL DIRECTA	833.311.764
Formación bruta de capital fijo	814.600.764
Maquinaria, equipos y otros bienes muebles	360.550.594
Construcciones de bienes de dominio privado	454.050.170
Tierras y terrenos	18.711.000
APLICACIONES FINANCIERAS	**37.003.092**
INVERSIÓN FINANCIERA	37.003.092
Incremento de otros activos financieros	37.003.092
Incremento de disponibilidades	37.003.092
Incremento de caja	37.003.092
TOTAL EGRESOS	**11.109.208.683**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127872	Optimización de la Red de Atención Comunal que forman parte de las Áreas de Salud Integral Comunitarias (ASIC).	centro de salud	9.824					5.769.776.677				5.769.776.677
TOTAL								5.769.776.677				5.769.776.677

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			2.253.716.202				2.253.716.202
02	Gestión Administrativa			3.085.715.804				3.085.715.804
TOTAL				5.339.432.006				5.339.432.006

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1**			**1**	**253.917**		**253.917**
Alto Nivel y de Dirección	1			1	253.917		253.917
Personal Contratado	**21.131**	**8.269**		**29.400**	**1.900.726.268**		**1.900.726.268**
Directivo	63	52		115	14.127.664		14.127.664
Profesional y Técnico	5.842	1.235		7.077	548.614.315		548.614.315
Personal Administrativo	2.784	1.554		4.338	331.198.485		331.198.485
Personal Médico	784	184		968	120.181.921		120.181.921
Obrero	11.658	5.244		16.902	886.603.883		886.603.883
TOTAL	**21.132**	**8.269**		**29.401**	**1.900.980.185**		**1.900.980.185**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	4.328.979.704
4.02	Materiales, suministros y mercancías	1.256.355.274
4.03	Servicios no personales	1.900.256.479
4.04	Activos reales	833.311.764
4.05	Activos financieros	37.003.092
4.07	Transferencias y donaciones	2.753.302.370
	TOTAL	**11.109.208.683**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**11.109.208.683**
INGRESOS CORRIENTES ORDINARIOS	11.109.208.683
TRANSFERENCIAS CORRIENTES	11.109.208.683
Transferencias corrientes del sector público	11.109.208.683
Transferencias corrientes internas recibidas del sector público	11.109.208.683
De la República	11.109.208.683
Ministerio del Poder Popular para la Salud	8.856.221.908
-Ingresos Ordinarios	8.856.221.908
Ministerio del Poder Popular para el Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno	2.252.986.775
-Ingresos Ordinarios	2.252.986.775
1.2 GASTOS CORRIENTES	**10.238.893.827**
GASTOS DE CONSUMO	7.484.166.305
Remuneraciones	4.328.979.704
Sueldos, salarios y otras retribuciones	2.566.762.388
Beneficios y complementos de sueldos y salarios	936.296.070
Aportes patronales	123.615.192
Prestaciones sociales y otras indemnizaciones	190.752.542
Asistencia socioeconómica	511.553.512
Compra de bienes y servicios	2.703.753.577
Bienes de consumo	1.256.355.274
Servicios no personales	1.447.398.303
Impuestos indirectos	451.433.024
GASTOS DE LA PROPIEDAD	1.425.152
Derechos sobre bienes intangibles	1.425.152
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.753.302.370
Al sector privado	2.753.302.370
Donaciones corrientes al sector privado	2.753.302.370
Donaciones a personas	2.478.128.680
Donaciones a instituciones sin fines de lucro	275.173.690
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**870.311.764**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**870.314.856**
RECURSOS PROPIOS DE CAPITAL	870.314.856
Ahorro en cuenta corriente	870.314.856
2.2 GASTOS DE CAPITAL	**833.311.764**
INVERSIÓN REAL DIRECTA	833.311.764
Formación bruta de capital fijo	814.600.764
Maquinaria, equipos y otros bienes muebles	360.550.594
Construcciones de bienes de dominio privado	454.050.170
Tierras y terrenos	18.711.000
2.3 RESULTADO FINANCIERO : SUPERAVIT	**37.003.092**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**37.003.092**
SUPERÁVIT FINANCIERO	37.003.092
3.2 APLICACIONES FINANCIERAS	**37.003.092**
INVERSIÓN FINANCIERA	37.003.092
Incremento de otros activos financieros	37.003.092
Incremento de disponibilidades	37.003.092
Incremento de caja	37.003.092

A0457

Fundación de Edificaciones y Equipamiento Hospitalario (FUNDEEH)

FUNDACIÓN DE EDIFICACIONES Y EQUIPAMIENTO HOSPITALARIO (FUNDEEH)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación de Edificaciones y Equipamiento Hospitalario (Fundeeh), como organismo ejecutor del Ministerio del Poder Popular para la Salud (Mpps), tiene previsto el mantenimiento, ampliación y remodelación de equipos e infraestructuras en la red hospitalaria a nivel nacional, que permitan potenciar y consolidar el Sistema Público Nacional de Salud (Spns), mediante la ejecución de obras civiles, el mantenimiento de equipos médicos, electromecánicos, oncológicos, radioterapia y las reparaciones en la infraestructura hospitalaria, a los fines de recuperar los centros asistenciales del grado de deterioro y así garantizar a la población su derecho constitucional a la salud para lo cual prevé la ejecución de obras de infraestructura y mantenimiento de equipos que permitan brindar atención oportuna a la población.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**397.107.485**
INGRESOS CORRIENTES ORDINARIOS	397.107.485
TRANSFERENCIAS CORRIENTES	397.107.485
Transferencias corrientes del sector público	397.107.485
Transferencias corrientes internas recibidas del sector público	397.107.485
De la República	397.107.485
INGRESOS DE CAPITAL	**3.514.230**
RECURSOS PROPIOS DE CAPITAL	3.514.230
Incremento de la depreciación y amortización acumuladas	3.514.230
FUENTES FINANCIERAS	**770.879.419**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	770.879.419
Disminución de otros activos financieros	770.879.419
Disminución de disponibilidades	770.879.419
Disminución de caja	770.879.419
TOTAL RECURSOS	**1.171.501.134**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**213.010.449**
GASTOS DE CONSUMO	188.149.821
Remuneraciones	110.236.709
Sueldos, salarios y otras retribuciones	41.779.081
Beneficios y complementos de sueldos y salarios	37.323.217
Aportes patronales	6.218.463
Prestaciones sociales y otras indemnizaciones	3.651.553
Asistencia socioeconómica	21.264.395
Compra de bienes y servicios	65.592.226
Bienes de consumo	44.661.235
Servicios no personales	20.930.991
Impuestos indirectos	8.806.656
Depreciación y amortización	3.514.230
TRANSFERENCIAS Y DONACIONES CORRIENTES	24.860.628
Al sector privado	2.660.628
Transferencias corrientes al sector privado	2.660.628
Directas a personas	2.565.628
Pensiones y otros beneficios asociados	564.468
Jubilaciones y otros beneficios asociados	2.001.160
Otras transferencias corrientes internas al sector privado	95.000
Al sector público	22.200.000
Donaciones corrientes al sector público	22.200.000
A la República	22.200.000
GASTOS DE CAPITAL	**955.555.424**
INVERSIÓN REAL DIRECTA	955.555.424
Formación bruta de capital fijo	955.555.424
Maquinaria, equipos y otros bienes muebles	196.199.657
Construcciones de bienes de dominio privado	659.314.564
Producción propia (gastos capitalizables)	100.041.203
Impuestos indirectos	100.041.203

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**2.935.261**
DISMINUCIÓN DE PASIVOS	2.935.261
Disminución de cuentas y efectos por pagar	831.699
Disminución de cuentas y efectos por pagar a corto plazo	831.699
Disminución de aportes patronales y retenciones laborales por pagar	81.699
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	81.699
Disminución cuentas por pagar a proveedores a corto plazo	750.000
Disminución de otros pasivos	2.103.562
Disminución de obligaciones de ejercicios anteriores	2.103.562
TOTAL EGRESOS	**1.171.501.134**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127856	Mantenimiento, ampliación, y remodelación, de equipos e infraestructuras de los hospitales tipo I, II, III y IV a nivel nacional.	equipo	98					200.941.748			770.783.519	971.725.267
TOTAL								**200.941.748**			**770.783.519**	**971.725.267**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			112.095.867				112.095.867
02	Gestión Administrativa	3.514.230		81.504.242			95.900	85.114.372
03	Previsión y Protección Social			2.565.628				2.565.628
TOTAL		**3.514.230**		**196.165.737**			**95.900**	**199.775.867**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**51**	**78**		**129**	**17.466.432**		**17.466.432**
Directivo	51	78		129	17.466.432		17.466.432
Personal Contratado	**125**	**116**		**241**	**12.059.527**		**12.059.527**
Profesional y Técnico	100	77		177	9.047.205		9.047.205
Personal Administrativo	7	3		10	511.142		511.142
Obrero	18	36		54	2.501.180		2.501.180
TOTAL	176	194		370	29.525.959		29.525.959

PERSONAL JUBILADO Y PENSIONADO (En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**8**		**8**	**2.001.160**
Empleados	6		6	1.858.308
Obreros	2		2	142.852
Pensionados	**2**	**1**	**3**	**564.468**
Empleados	1	1	2	499.590
Obreros	1		1	64.878
TOTAL	10	1	11	2.565.628

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	110.236.709
4.02	Materiales, suministros y mercancías	44.661.235
4.03	Servicios no personales	129.778.850
4.04	Activos reales	855.514.221
4.07	Transferencias y donaciones	24.860.628
4.08	Otros gastos	3.514.230
4.11	Disminución de pasivos	2.935.261
	TOTAL	**1.171.501.134**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**397.107.485**
INGRESOS CORRIENTES ORDINARIOS	397.107.485
TRANSFERENCIAS CORRIENTES	397.107.485
Transferencias corrientes del sector público	397.107.485
Transferencias corrientes internas recibidas del sector público	397.107.485
De la República	397.107.485
Ministerio del Poder Popular para la Salud	397.107.485
-Ingresos Ordinarios	397.107.485
1.2 GASTOS CORRIENTES	**213.010.449**
GASTOS DE CONSUMO	188.149.821
Remuneraciones	110.236.709
Sueldos, salarios y otras retribuciones	41.779.081
Beneficios y complementos de sueldos y salarios	37.323.217
Aportes patronales	6.218.463
Prestaciones sociales y otras indemnizaciones	3.651.553
Asistencia socioeconómica	21.264.395
Compra de bienes y servicios	65.592.226
Bienes de consumo	44.661.235
Servicios no personales	20.930.991
Impuestos indirectos	8.806.656
Depreciación y amortización	3.514.230
TRANSFERENCIAS Y DONACIONES CORRIENTES	24.860.628
Al sector privado	2.660.628
Transferencias corrientes al sector privado	2.660.628
Directas a personas	2.565.628
Pensiones y otros beneficios asociados	564.468
Jubilaciones y otros beneficios asociados	2.001.160
Otras transferencias corrientes internas al sector privado	95.000
Al sector público	22.200.000
Donaciones corrientes al sector público	22.200.000
A la República	22.200.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**184.097.036**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**187.611.266**
RECURSOS PROPIOS DE CAPITAL	187.611.266
Ahorro en cuenta corriente	184.097.036
Incremento de la depreciación y amortización acumuladas	3.514.230
2.2 GASTOS DE CAPITAL	**955.555.424**
INVERSIÓN REAL DIRECTA	955.555.424
Formación bruta de capital fijo	955.555.424
Maquinaria, equipos y otros bienes muebles	196.199.657
Construcciones de bienes de dominio privado	659.314.564
Producción propia (gastos capitalizables)	100.041.203
Impuestos indirectos	100.041.203
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(767.944.158)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**770.879.419**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	770.879.419
Disminución de otros activos financieros	770.879.419
Disminución de disponibilidades	770.879.419
Disminución de caja	770.879.419
3.2 APLICACIONES FINANCIERAS	**770.879.419**
DISMINUCIÓN DE PASIVOS	2.935.261
Disminución de cuentas y efectos por pagar	831.699
Disminución de cuentas y efectos por pagar a corto plazo	831.699
Disminución de aportes patronales y retenciones laborales por pagar	81.699
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	81.699
Disminución cuentas por pagar a proveedores a corto plazo	750.000
Disminución de otros pasivos	2.103.562
Disminución de obligaciones de ejercicios anteriores	2.103.562
DÉFICIT FINANCIERO	767.944.158

A0557

Fundación Venezolana de Donaciones y Trasplantes de Órganos, Tejidos y Células (FUNDAVENE)

FUNDACIÓN VENEZOLANA DE DONACIONES Y TRASPLANTES DE ÓRGANOS, TEJIDOS Y CÉLULAS (FUNDAVENE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Venezolana de Donaciones y Trasplantes de Órganos, Tejidos y Células (Fundavene) tiene como misión, fortalecer, coordinar y brindar atención integral en materia de donación y trasplantes de órganos, tejidos y células a toda la población venezolana, basados en los principios científicos, tecnológicos, sociales y de conformidad a los principios legales y éticos que permitan la promoción, prevención, diagnóstico, tratamiento y rehabilitación de la salud en pacientes pre y post trasplantados.

Su visión estará enfocada en lograr ser la institución con un alto índice de procura de órganos y tejidos que impulse el fortalecimiento de la actividad de trasplantes con un personal altamente calificado.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**120.886.712**
INGRESOS CORRIENTES ORDINARIOS	120.886.712
TRANSFERENCIAS CORRIENTES	120.886.712
Transferencias corrientes del sector público	120.886.712
Transferencias corrientes internas recibidas del sector público	120.886.712
De la República	120.886.712
FUENTES FINANCIERAS	**116.287.173**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	116.287.173
Disminución de otros activos financieros	116.287.173
Disminución de disponibilidades	116.287.173
Disminución de bancos	116.287.173
TOTAL RECURSOS	**237.173.885**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**209.107.566**
GASTOS DE CONSUMO	139.101.818
Remuneraciones	46.088.390
Sueldos, salarios y otras retribuciones	28.982.839
Beneficios y complementos de sueldos y salarios	6.200.000
Aportes patronales	1.300.000
Prestaciones sociales y otras indemnizaciones	8.255.551
Asistencia socioeconómica	1.350.000
Compra de bienes y servicios	86.464.428
Bienes de consumo	46.123.012
Servicios no personales	40.341.416
Impuestos indirectos	6.549.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	70.005.748
Al sector privado	70.005.748
Transferencias corrientes al sector privado	64.010.940
Directas a personas	7.000.000
Otras transferencias directas a personas	7.000.000
A instituciones sin fines de lucro	57.010.940
Donaciones corrientes al sector privado	5.994.808
Donaciones a personas	5.994.808
GASTOS DE CAPITAL	**28.066.319**
INVERSIÓN REAL DIRECTA	28.066.319
Formación bruta de capital fijo	28.066.319
Maquinaria, equipos y otros bienes muebles	28.066.319
TOTAL EGRESOS	**237.173.885**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
127924	Fortalecimiento de la actividad de procura y trasplante de órganos, tejidos y células en Venezuela.	órgano	800					86.643.884			71.075.582	157.719.466
TOTAL								86.643.884			71.075.582	157.719.466

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			7.192.645			22.135.546	29.328.191
02	Gestión Administrativa			27.050.183			23.076.045	50.126.228
TOTAL				34.242.828			45.211.591	79.454.419

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**13**	**9**		**22**	**3.600.000**		**3.600.000**
Alto Nivel y de Dirección	1			1	288.000		288.000
Directivo	12	9		21	3.312.000		3.312.000
Personal Contratado	**25**	**30**		**55**	**8.682.839**		**8.682.839**
Personal Administrativo	25	30		55	8.682.839		8.682.839
TOTAL	38	39		77	12.282.839		12.282.839

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	46.088.390
4.02	Materiales, suministros y mercancías	46.123.012
4.03	Servicios no personales	46.890.416
4.04	Activos reales	28.066.319
4.07	Transferencias y donaciones	70.005.748
	TOTAL	237.173.885

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**120.886.712**
INGRESOS CORRIENTES ORDINARIOS	120.886.712
TRANSFERENCIAS CORRIENTES	120.886.712
Transferencias corrientes del sector público	120.886.712
Transferencias corrientes internas recibidas del sector público	120.886.712
De la República	120.886.712
Ministerio del Poder Popular para la Salud	120.886.712
-Ingresos Ordinarios	120.886.712
1.2 GASTOS CORRIENTES	**209.107.566**
GASTOS DE CONSUMO	139.101.818
Remuneraciones	46.088.390
Sueldos, salarios y otras retribuciones	28.982.839
Beneficios y complementos de sueldos y salarios	6.200.000
Aportes patronales	1.300.000
Prestaciones sociales y otras indemnizaciones	8.255.551
Asistencia socioeconómica	1.350.000
Compra de bienes y servicios	86.464.428
Bienes de consumo	46.123.012
Servicios no personales	40.341.416
Impuestos indirectos	6.549.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	70.005.748
Al sector privado	70.005.748
Transferencias corrientes al sector privado	64.010.940
Directas a personas	7.000.000
Otras transferencias directas a personas	7.000.000
A instituciones sin fines de lucro	57.010.940
Donaciones corrientes al sector privado	5.994.808
Donaciones a personas	5.994.808
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(88.220.854)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(88.220.854)**
RECURSOS PROPIOS DE CAPITAL	(88.220.854)
Desahorro en cuenta corriente	(88.220.854)
2.2 GASTOS DE CAPITAL	**28.066.319**
INVERSIÓN REAL DIRECTA	28.066.319
Formación bruta de capital fijo	28.066.319
Maquinaria, equipos y otros bienes muebles	28.066.319
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(116.287.173)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**116.287.173**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	116.287.173
Disminución de otros activos financieros	116.287.173
Disminución de disponibilidades	116.287.173
Disminución de bancos	116.287.173
3.2 APLICACIONES FINANCIERAS	**116.287.173**
DÉFICIT FINANCIERO	116.287.173

A0818

Sociedad Civil para el Control de Enfermedades Endémicas y Asistencia al Indígena, Estado Bolívar (Cenasai Bolívar)

SOCIEDAD CIVIL PARA EL CONTROL DE ENFERMEDADES ENDÉMICAS Y ASISTENCIA AL INDÍGENA, ESTADO BOLÍVAR (Cenasai Bolívar)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Para el Ejercicio Económico Financiero 2016, la Sociedad Civil para el Control de Enfermedades Endémicas y Asistencia al Indígena, Estado Bolívar (Cenasai Bolívar), tiene previsto continuar con la programación establecida para cubrir extensas áreas rurales y semi-urbanas del Estado Bolívar, priorizando a las distintas comunidades indígenas que presentan un difícil acceso; puntualizando programas concretos en acciones de salud, creando un sistema de vigilancia epidemiológica que, dentro de las posibilidades presupuestarias determinen un eficiente control de las enfermedades endémicas, facilitando la prevención y el tratamiento a las diversas comunidades del medio.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**16.553.584**
INGRESOS CORRIENTES ORDINARIOS	16.553.584
TRANSFERENCIAS CORRIENTES	16.553.584
Transferencias corrientes del sector público	16.553.584
Transferencias corrientes internas recibidas del sector público	16.553.584
De la República	16.253.584
Del Poder Estadal	300.000
INGRESOS DE CAPITAL	**12.641**
RECURSOS PROPIOS DE CAPITAL	12.641
Incremento de la depreciación y amortización acumuladas	12.641
TOTAL RECURSOS	**16.566.225**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**15.798.124**
GASTOS DE CONSUMO	15.798.124
Remuneraciones	11.165.693
Sueldos, salarios y otras retribuciones	7.232.512
Beneficios y complementos de sueldos y salarios	3.037.926
Aportes patronales	895.255
Compra de bienes y servicios	4.399.366
Bienes de consumo	2.586.526
Servicios no personales	1.812.840
Impuestos indirectos	220.424
Depreciación y amortización	12.641
GASTOS DE CAPITAL	**768.101**
INVERSIÓN REAL DIRECTA	768.101
Formación bruta de capital fijo	768.101
Maquinaria, equipos y otros bienes muebles	768.101
TOTAL EGRESOS	**16.566.225**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
127861	Atención Médica Integral a la Salud individual y colectiva de las comunidades indígenas que habitan en zonas remotas y de difícil acceso en el Estado Bolívar.	paciente	18.043	13.352	4.691			11.649.532		300.000		11.949.532
TOTAL								11.649.532		300.000		11.949.532

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			3.353.658				3.353.658
02	Gestión Administrativa	12.641		1.250.394				1.263.035
TOTAL		12.641		4.604.052				4.616.693

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo		**1**		**1**	**276.000**		**276.000**
Alto Nivel y de Dirección		1		1	276.000		276.000
Personal Contratado	**17**	**54**		**71**	**6.956.512**		**6.956.512**
Profesional y Técnico	11	6		17	2.318.452		2.318.452
Personal Administrativo	1			1	207.000		207.000
Obrero	5	48		53	4.431.060		4.431.060
TOTAL	17	55		72	7.232.512		7.232.512

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	11.165.693
4.02	Materiales, suministros y mercancías	2.586.526
4.03	Servicios no personales	2.033.264
4.04	Activos reales	768.101
4.08	Otros gastos	12.641
	TOTAL	**16.566.225**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**16.553.584**
INGRESOS CORRIENTES ORDINARIOS	16.553.584
TRANSFERENCIAS CORRIENTES	16.553.584
Transferencias corrientes del sector público	16.553.584
Transferencias corrientes internas recibidas del sector público	16.553.584
De la República	16.253.584
Ministerio del Poder Popular para la Salud	16.253.584
-Ingresos Ordinarios	300.000
Del Poder Estadal	300.000
1.2 GASTOS CORRIENTES	**15.798.124**
GASTOS DE CONSUMO	15.798.124
Remuneraciones	11.165.693
Sueldos, salarios y otras retribuciones	7.232.512
Beneficios y complementos de sueldos y salarios	3.037.926
Aportes patronales	895.255
Compra de bienes y servicios	4.399.366
Bienes de consumo	2.586.526
Servicios no personales	1.812.840
Impuestos indirectos	220.424
Depreciación y amortización	12.641
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**755.460**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**768.101**
RECURSOS PROPIOS DE CAPITAL	768.101
Ahorro en cuenta corriente	755.460
Incremento de la depreciación y amortización acumuladas	12.641
2.2 GASTOS DE CAPITAL	**768.101**
INVERSIÓN REAL DIRECTA	768.101
Formación bruta de capital fijo	768.101
Maquinaria, equipos y otros bienes muebles	768.101
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0907

Servicio Autónomo Instituto de Altos Estudios "Dr. Arnoldo Gabaldón"

SERVICIO AUTÓNOMO INSTITUTO DE ALTOS ESTUDIOS "DR. ARNOLDO GABALDÓN"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Para el Ejercicio Económico Financiero 2016, el Servicio Autónomo Instituto de Altos Estudios "Dr. Arnoldo Gabaldón", tiene previsto continuar con el desarrollo de los programas de formación y capacitación integral de talento humano a través de cursos conducentes a títulos académicos (postgrados) y cursos no conducentes a títulos académicos (cursos de mejoramiento profesional y técnico) pertenecientes a las especialidades en Medicina General Integral (MGI), Salud Pública, Salud Ocupacional e Higiene del Ambiente Laboral, Epidemiología, Epidemiología de las Enfermedades Metaxénicas y Control de Vectores y Reservorios en Salud, dirigidos a funcionarios(as) del Ministerio del Poder Popular para la Salud (Mpps), profesionales y técnicos(as) del Sector Salud, voceros(as) comunitarios(as), delegados(as) de los Comités de Salud y ciudadanía en general, en estrecha vinculación con las Áreas de Salud Integral Comunitarias (Asic); así como también, desarrollar líneas de investigación, con pertinencia social, ciudadana y política, con la finalidad de contribuir a la conformación de equipos de trabajo multidisciplinarios, de elevada capacidad técnica y científica, que respondan en forma oportuna, ética y humanista a las necesidades sociales vinculadas con las tendencias en salud pública, educación, ciencia y tecnología a nivel nacional e internacional, todo ello orientado al fortalecimiento y consolidación de los diferentes niveles de atención del Sistema Público Nacional de Salud (Spns).

En tal sentido, llevará a cabo el siguiente proyecto:

- Formación integral del talento humano en salud pública a nivel nacional para el fortalecimiento y consolidación del Sistema Público Nacional de Salud (Spns).

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**348.747.600**
INGRESOS CORRIENTES ORDINARIOS	348.747.600
INGRESOS DE OPERACIÓN	3.600.000
Otros ingresos de operación	3.600.000
TRANSFERENCIAS CORRIENTES	345.147.600
Transferencias corrientes del sector público	345.147.600
Transferencias corrientes internas recibidas del sector público	345.147.600
De la República	345.147.600
INGRESOS DE CAPITAL	**2.986.583**
RECURSOS PROPIOS DE CAPITAL	2.986.583
Incremento de la depreciación y amortización acumuladas	2.986.583
FUENTES FINANCIERAS	**73.083.431**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	73.083.431
Disminución de otros activos financieros	73.083.431
Disminución de disponibilidades	73.083.431
Disminución de bancos	73.083.431
TOTAL RECURSOS	**424.817.614**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**404.668.694**
GASTOS DE CONSUMO	272.793.755
Remuneraciones	155.519.939
Sueldos, salarios y otras retribuciones	78.191.049
Beneficios y complementos de sueldos y salarios	37.191.392
Aportes patronales	7.105.659
Prestaciones sociales y otras indemnizaciones	15.997.028
Asistencia socioeconómica	17.034.811
Compra de bienes y servicios	100.790.838
Bienes de consumo	50.732.927
Servicios no personales	50.057.911
Impuestos indirectos	13.496.395
Depreciación y amortización	2.986.583
GASTOS DE LA PROPIEDAD	82.794
Derechos sobre bienes intangibles	82.794
TRANSFERENCIAS Y DONACIONES CORRIENTES	131.792.145
Al sector privado	131.792.145
Transferencias corrientes al sector privado	131.492.145
Directas a personas	131.485.645
Otras transferencias directas a personas	131.485.645
A instituciones sin fines de lucro	6.500
Donaciones corrientes al sector privado	300.000
Donaciones a personas	300.000
GASTOS DE CAPITAL	**14.954.051**
INVERSIÓN REAL DIRECTA	14.954.051
Formación bruta de capital fijo	14.954.051
Maquinaria, equipos y otros bienes muebles	14.954.051
APLICACIONES FINANCIERAS	**5.194.869**
DISMINUCIÓN DE PASIVOS	5.194.869
Disminución de otros pasivos	5.194.869
Disminución de obligaciones de ejercicios anteriores	5.194.869
TOTAL EGRESOS	**424.817.614**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
127927	Formación integral del talento humano en salud pública a nivel nacional para el fortalecimiento y consolidación del Sistema Público Nacional de Salud	participante	26.957					217.824.733			67.888.562	285.713.295
	TOTAL							217.824.733			67.888.562	285.713.295

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			77.176.541				77.176.541
02	Gestión Administrativa	6.586.583		50.146.326			5.194.869	61.927.778
	TOTAL	6.586.583		127.322.867			5.194.869	139.104.319

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**176**	**104**	**54**	**334**	**27.083.141**	**11.759.492**	**38.842.633**
Directivo	15	10		25	6.860.124	686.012	7.546.136
Profesional y Técnico	66	24	19	109	5.139.979	3.041.334	8.181.313
Personal Administrativo	48	11	4	63	5.325.684	3.370.947	8.696.631
Personal Docente	20	14	25	59	3.696.722	2.579.643	6.276.365
Obrero	27	45	6	78	6.060.632	2.081.556	8.142.188
Personal Contratado	**89**	**58**		**147**	**14.355.316**		**14.355.316**
Profesional y Técnico	3	1		4	431.627		431.627
Personal Administrativo	1	1		2	178.120		178.120
Personal Docente	76	51		127	12.421.038		12.421.038
Obrero	9	5		14	1.324.531		1.324.531
TOTAL	**265**	**162**	**54**	**481**	**41.438.457**	**11.759.492**	**53.197.949**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	155.519.939
4.02	Materiales, suministros y mercancías	50.732.927
4.03	Servicios no personales	63.637.100
4.04	Activos reales	14.954.051
4.07	Transferencias y donaciones	131.792.145
4.08	Otros gastos	2.986.583
4.11	Disminución de pasivos	5.194.869
	TOTAL	**424.817.614**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**348.747.600**
INGRESOS CORRIENTES ORDINARIOS	348.747.600
INGRESOS DE OPERACIÓN	3.600.000
Otros ingresos de operación	3.600.000
TRANSFERENCIAS CORRIENTES	345.147.600
Transferencias corrientes del sector público	345.147.600
Transferencias corrientes internas recibidas del sector público	345.147.600
De la República	345.147.600
Ministerio del Poder Popular para la Salud	345.147.600
Ingresos Ordinarios	345.147.600
1.2 GASTOS CORRIENTES	**404.668.694**
GASTOS DE CONSUMO	272.793.755
Remuneraciones	155.519.939
Sueldos, salarios y otras retribuciones	78.191.049
Beneficios y complementos de sueldos y salarios	37.191.392
Aportes patronales	7.105.659
Prestaciones sociales y otras indemnizaciones	15.997.028
Asistencia socioeconómica	17.034.811
Compra de bienes y servicios	100.790.838
Bienes de consumo	50.732.927
Servicios no personales	50.057.911
Impuestos indirectos	13.496.395
Depreciación y amortización	2.986.583
GASTOS DE LA PROPIEDAD	82.794
Derechos sobre bienes intangibles	82.794
TRANSFERENCIAS Y DONACIONES CORRIENTES	131.792.145
Al sector privado	131.792.145
Transferencias corrientes al sector privado	131.492.145
Directas a personas	131.485.645
Otras transferencias directas a personas	131.485.645
A instituciones sin fines de lucro	6.500
Donaciones corrientes al sector privado	300.000
Donaciones a personas	300.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(55.921.094)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(52.934.511)**
RECURSOS PROPIOS DE CAPITAL	(52.934.511)
Desahorro en cuenta corriente	(55.921.094)
Incremento de la depreciación y amortización acumuladas	2.986.583
2.2 GASTOS DE CAPITAL	**14.954.051**
INVERSIÓN REAL DIRECTA	14.954.051
Formación bruta de capital fijo	14.954.051
Maquinaria, equipos y otros bienes muebles	14.954.051
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(67.888.562)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**73.083.431**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	73.083.431
Disminución de otros activos financieros	73.083.431
Disminución de disponibilidades	73.083.431
Disminución de bancos	73.083.431
3.2 APLICACIONES FINANCIERAS	**73.083.431**
DISMINUCIÓN DE PASIVOS	5.194.869
Disminución de otros pasivos	5.194.869
Disminución de obligaciones de ejercicios anteriores	5.194.869
DÉFICIT FINANCIERO	67.888.562

A0957

Servicio Autónomo Centro Amazónico de Investigación y Control de Enfermedades Tropicales - Simón Bolívar (CAICET)

SERVICIO AUTÓNOMO CENTRO AMAZÓNICO DE INVESTIGACIÓN Y CONTROL DE ENFERMEDADES TROPICALES - SIMÓN BOLÍVAR (CAICET)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Servicio Autónomo Centro Amazónico para la Investigación y Control de Enfermedades Tropicales "Simón Bolívar" tiene como objetivo el desarrollo de investigaciones en las diversas ramas de las ciencias biomédicas, ambientales y socioantropológicas de las enfermedades tropicales y sus consecuencias; para la producción de conocimiento, desarrollo de tecnología y prácticas culturalmente aceptadas, prevención y control de enfermedades endémicas; así como la formación de recursos humanos bajo los principios de universalidad, equidad, solidaridad y respeto a la biodiversidad cultural y ambiental, con capacidad de elevar la calidad de vida de la población de la región sur del país, especialmente, de las poblaciones indígenas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**8.786.898**
INGRESOS CORRIENTES ORDINARIOS	8.786.898
TRANSFERENCIAS CORRIENTES	8.786.898
Transferencias corrientes del sector público	8.786.898
Transferencias corrientes internas recibidas del sector público	8.786.898
De la República	8.786.898
INGRESOS DE CAPITAL	**3.165**
RECURSOS PROPIOS DE CAPITAL	3.165
Incremento de la depreciación y amortización acumuladas	3.165
TOTAL RECURSOS	**8.790.063**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**8.473.558**
GASTOS DE CONSUMO	8.473.558
Remuneraciones	6.155.847
Sueldos, salarios y otras retribuciones	3.523.327
Beneficios y complementos de sueldos y salarios	1.960.851
Aportes patronales	245.368
Prestaciones sociales y otras indemnizaciones	140.001
Asistencia socioeconómica	286.300
Compra de bienes y servicios	2.152.302
Bienes de consumo	1.639.671
Servicios no personales	512.631
Impuestos indirectos	162.244
Depreciación y amortización	3.165
GASTOS DE CAPITAL	**316.505**
INVERSIÓN REAL DIRECTA	316.505
Formación bruta de capital fijo	316.505
Maquinaria, equipos y otros bienes muebles	316.505
TOTAL EGRESOS	**8.790.063**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género: Fem.	Meta: Género: Masc.	Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
127862	Investigación y control de enfermedades tropicales en la Región sur del País.	investigación	2					8.145.760				8.145.760
TOTAL								8.145.760				8.145.760

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
02	Gestión Administrativa	3.165		641.138				644.303
TOTAL		3.165		641.138				644.303

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**9**	**16**		**25**	**2.397.216**	**214.440**	**2.611.656**
Profesional y Técnico	4			4	246.255	21.617	267.872
Personal Administrativo	2	8		10	631.699	55.450	687.149
Personal de Investigación	1	2		3	192.720	16.917	209.637
Obrero	2	6		8	1.326.542	120.456	1.446.998
TOTAL	**9**	**16**		**25**	**2.397.216**	**214.440**	**2.611.656**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	6.155.847
4.02	Materiales, suministros y mercancías	1.639.671
4.03	Servicios no personales	674.875
4.04	Activos reales	316.505
4.08	Otros gastos	3.165
	TOTAL	**8.790.063**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**8.786.898**
INGRESOS CORRIENTES ORDINARIOS	8.786.898
TRANSFERENCIAS CORRIENTES	8.786.898
Transferencias corrientes del sector público	8.786.898
Transferencias corrientes internas recibidas del sector público	8.786.898
De la República	8.786.898
Ministerio del Poder Popular para la Salud	8.786.898
-Ingresos Ordinarios	8.786.898
1.2 GASTOS CORRIENTES	**8.473.558**
GASTOS DE CONSUMO	8.473.558
Remuneraciones	6.155.847
Sueldos, salarios y otras retribuciones	3.523.327
Beneficios y complementos de sueldos y salarios	1.960.851
Aportes patronales	245.368
Prestaciones sociales y otras indemnizaciones	140.001
Asistencia socioeconómica	286.300
Compra de bienes y servicios	2.152.302
Bienes de consumo	1.639.671
Servicios no personales	512.631
Impuestos indirectos	162.244
Depreciación y amortización	3.165
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**313.340**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**316.505**
RECURSOS PROPIOS DE CAPITAL	316.505
Ahorro en cuenta corriente	313.340
Incremento de la depreciación y amortización acumuladas	3.165
2.2 GASTOS DE CAPITAL	**316.505**
INVERSIÓN REAL DIRECTA	316.505
Formación bruta de capital fijo	316.505
Maquinaria, equipos y otros bienes muebles	316.505
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0991

Servicio Autónomo de Contraloría Sanitaria (SACS)

SERVICIO AUTÓNOMO DE CONTRALORÍA SANITARIA (SACS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El objetivo fundamental del Servicio Autónomo de Contraloría Sanitaria (Sacs), es la ejecución de políticas sanitarias de regulación, vigilancia y control dirigidas a reducir los riesgos a la salud y a la vida de la población, vinculados con el uso y consumo de productos, así como regular la prestación de servicios en materia de salud, mediante la aplicación de mecanismos y estrategias de carácter preventivo, basados en criterios científicos y técnicos normados nacional e internacionalmente.

El Servicio Autónomo de Contraloría Sanitaria (Sacs) para el Ejercicio Económico Financiero 2016, tiene previsto desarrollar acciones con la finalidad de garantizar productos de uso y consumo humano y la prestación de servicios en materia de salud, seguros inocuos y eficaces para la población, con el fin de reducir los factores de riesgo que inciden en las enfermedades causadas por los productos de uso y consumo.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**323.572.198**
INGRESOS CORRIENTES ORDINARIOS	323.572.198
TRANSFERENCIAS CORRIENTES	79.204.748
Transferencias corrientes del sector público	79.204.748
Transferencias corrientes internas recibidas del sector público	79.204.748
De la República	79.204.748
OTROS INGRESOS	244.367.450
Otros ingresos ordinarios	244.367.450
INGRESOS DE CAPITAL	**574.820**
RECURSOS PROPIOS DE CAPITAL	574.820
Incremento de la depreciación y amortización acumuladas	574.820
TOTAL RECURSOS	**324.147.018**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**308.168.018**
GASTOS DE CONSUMO	158.168.018
Remuneraciones	55.973.554
Sueldos, salarios y otras retribuciones	38.978.039
Beneficios y complementos de sueldos y salarios	14.947.301
Aportes patronales	723.433
Prestaciones sociales y otras indemnizaciones	293.870
Asistencia socioeconómica	1.030.911
Compra de bienes y servicios	90.309.910
Bienes de consumo	50.882.458
Servicios no personales	39.427.452
Impuestos indirectos	11.309.734
Depreciación y amortización	574.820
TRANSFERENCIAS Y DONACIONES CORRIENTES	150.000.000
Al sector público	150.000.000
Donaciones corrientes al sector público	150.000.000
A la República	150.000.000
GASTOS DE CAPITAL	**15.979.000**
INVERSIÓN REAL DIRECTA	15.979.000
Formación bruta de capital fijo	15.979.000
Maquinaria, equipos y otros bienes muebles	15.979.000
TOTAL EGRESOS	**324.147.018**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127857	Inspecciones para la vigilancia y control a establecimientos de producción, distribución, importación de productos y servicios del área de la salud.	inspección	10.358			64.367.450		13.596.200				77.963.650
TOTAL						**64.367.450**		**13.596.200**				**77.963.650**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			56.043.388				56.043.388
02	Gestión Administrativa	180.574.820		9.565.160				190.139.980
TOTAL		**180.574.820**		**65.608.548**				**246.183.368**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**58**	**39**	**82**	**179**	**20.552.627**	**1.264.422**	**21.817.049**
Alto Nivel y de Dirección		1		1	73.317	7.332	80.649
Directivo	58	38	82	178	20.479.310	1.257.090	21.736.400
Personal Contratado	**166**	**120**		**286**	**12.387.505**		**12.387.505**
Profesional y Técnico	130	86		216	8.688.967		8.688.967
Personal Administrativo	29	17		46	2.605.638		2.605.638
Obrero	7	17		24	1.092.900		1.092.900
TOTAL	**224**	**159**	**82**	**465**	**32.940.132**	**1.264.422**	**34.204.554**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	55.973.554
4.02	Materiales, suministros y mercancías	50.882.458
4.03	Servicios no personales	50.737.186
4.04	Activos reales	15.979.000
4.07	Transferencias y donaciones	150.000.000
4.08	Otros gastos	574.820
	TOTAL	**324.147.018**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	323.572.198
INGRESOS CORRIENTES ORDINARIOS	323.572.198
TRANSFERENCIAS CORRIENTES	79.204.748
Transferencias corrientes del sector público	79.204.748
Transferencias corrientes internas recibidas del sector público	79.204.748
De la República	79.204.748
Ministerio del Poder Popular para la Salud	79.204.748
- Ingresos Ordinarios	79.204.748
OTROS INGRESOS	244.367.450
Otros ingresos ordinarios	244.367.450
1.2 GASTOS CORRIENTES	308.168.018
GASTOS DE CONSUMO	158.168.018
Remuneraciones	55.973.554
Sueldos, salarios y otras retribuciones	38.978.039
Beneficios y complementos de sueldos y salarios	14.947.301
Aportes patronales	723.433
Prestaciones sociales y otras indemnizaciones	293.870
Asistencia socioeconómica	1.030.911
Compra de bienes y servicios	90.309.910
Bienes de consumo	50.882.458
Servicios no personales	39.427.452
Impuestos indirectos	11.309.734
Depreciación y amortización	574.820
TRANSFERENCIAS Y DONACIONES CORRIENTES	150.000.000
Al sector público	150.000.000
Donaciones corrientes al sector público	150.000.000
A la República	150.000.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	15.404.180

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**15.979.000**
RECURSOS PROPIOS DE CAPITAL	15.979.000
Ahorro en cuenta corriente	15.404.180
Incremento de la depreciación y amortización acumuladas	574.820
2.2 GASTOS DE CAPITAL	**15.979.000**
INVERSIÓN REAL DIRECTA	15.979.000
Formación bruta de capital fijo	15.979.000
Maquinaria, equipos y otros bienes muebles	15.979.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

57
Ministerio del Poder Popular para las Comunas y los Movimientos Sociales

Ministerio del Poder Popular para las Comunas y los Movimientos Sociales

A0305 Fundación "Centro de Estudios Biológicos sobre Crecimiento y Desarrollo de la Población Venezolana" (FUNDACREDESA)

A0326 Fundación para el Desarrollo y Promoción del Poder Comunal (FUNDACOMUNAL)

A0842 Fondo de Desarrollo Microfinanciero (FONDEMI)

A0953 Servicio Fondo Nacional del Poder Popular (SAFONAPP)

A0305

Fundación "Centro de Estudios Biológicos sobre Crecimiento y Desarrollo de la Población Venezolana" (FUNDACREDESA)

FUNDACIÓN "CENTRO DE ESTUDIOS BIOLÓGICOS SOBRE CRECIMIENTO Y DESARROLLO DE LA POBLACIÓN VENEZOLANA" (FUNDACREDESA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación de Centro de Estudios sobre el Crecimiento y Desarrollo de la Población Venezolana (FUNDACREDESA) a través de la ejecución de sus Proyectos, constituye un apoyo de documentación e información a las comunidades seleccionadas y a los Organismos del Estado Venezolano, para que estos puedan diseñar y ejecutar medidas, estableciendo políticas tendientes a promover la justicia social, mediante la incorporación progresiva de sectores sociales excluidos del goce de bienestar general, garantizando el disfrute de los derechos sociales de forma universal y equitativa, promover la participación social, orientada a las mejoras de las condiciones de vida de la Población Venezolana.

En tal sentido, para el Ejercicio Económico Financiero 2016 llevará a cabo el siguiente Proyecto:

- Estado Nutricional, Crecimiento y Desarrollo de la Población Venezolana.

Finalmente, FUNDACREDESA con sus estudios busca "Caracterizar los factores que influyen en la condiciones de vida del pueblo venezolano", donde el 100% de los municipios priorizados por el Sistema de Misiones y Grandes Misiones no cuentan con indicadores para la caracterización de la pobreza.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**103.103.597**
INGRESOS CORRIENTES ORDINARIOS	103.103.597
TRANSFERENCIAS CORRIENTES	103.103.597
Transferencias corrientes del sector público	103.103.597
Transferencias corrientes internas recibidas del sector público	103.103.597
De la República	103.103.597
TOTAL RECURSOS	**103.103.597**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	102.303.597
GASTOS DE CONSUMO	99.938.182
Remuneraciones	56.902.215
Sueldos, salarios y otras retribuciones	24.792.972
Beneficios y complementos de sueldos y salarios	9.047.596
Aportes patronales	3.270.752
Prestaciones sociales y otras indemnizaciones	2.190.156
Asistencia socioeconómica	17.600.739
Compra de bienes y servicios	37.720.882
Bienes de consumo	13.072.128
Servicios no personales	24.648.754
Impuestos indirectos	5.315.085
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.365.415
Al sector privado	2.365.415
Transferencias corrientes al sector privado	2.365.415
Directas a personas	2.365.415
Jubilaciones y otros beneficios asociados	2.365.415
GASTOS DE CAPITAL	800.000
INVERSIÓN REAL DIRECTA	800.000
Formación bruta de capital fijo	800.000
Maquinaria, equipos y otros bienes muebles	800.000
TOTAL EGRESOS	103.103.597

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
				Género		Ingresos					Fuentes Financieras	
						Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
		Unidad de Medida	Cantidad	Fem.	Masc.		Proyectos por Endeudamiento	Otras				
128595	Estado Nutricional, Crecimiento y Desarrollo de la Población Venezolana.	estudio	2					21.989.998				21.989.998
TOTAL								21.989.998				21.989.998

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			58.469.784				58.469.784
02	Gestión Administrativa			20.278.400				20.278.400
03	Previsión y Protección Social			2.365.415				2.365.415
TOTAL				81.113.599				81.113.599

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**43**	**30**		**73**	**8.992.348**		**8.992.348**
Alto Nivel y de Dirección		1		1	184.255		184.255
Directivo	6	4		10	1.209.778		1.209.778
Profesional y Técnico	20	9		29	4.032.592		4.032.592
Personal Administrativo	13	9		22	2.419.555		2.419.555
Personal de Investigación	3	1		4	403.259		403.259
Obrero	1	6		7	742.909		742.909
Personal Contratado	**45**	**48**		**93**	**5.729.632**		**5.729.632**
Profesional y Técnico	14	14		28	1.718.890		1.718.890
Personal Administrativo	13	15		28	1.145.926		1.145.926
Personal de Investigación	18	19		37	2.864.816		2.864.816
TOTAL	**88**	**78**		**166**	**14.721.980**		**14.721.980**

PERSONAL JUBILADO Y PENSIONADO (En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**11**	**4**	**15**	**2.365.415**
Médicos	6	2	8	1.774.061
Empleados	1		1	118.270
Obreros	4	2	6	473.084
TOTAL	**11**	**4**	**15**	**2.365.415**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	56.902.215
4.02	Materiales, suministros y mercancías	13.072.128
4.03	Servicios no personales	29.963.839
4.04	Activos reales	800.000
4.07	Transferencias y donaciones	2.365.415
	TOTAL	**103.103.597**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**103.103.597**
INGRESOS CORRIENTES ORDINARIOS	103.103.597
TRANSFERENCIAS CORRIENTES	103.103.597
Transferencias corrientes del sector público	103.103.597
Transferencias corrientes internas recibidas del sector público	103.103.597
De la República	103.103.597
Ministerio del Poder Popular para las Comunas y los Movimientos Sociales	103.103.597
-Ingresos Ordinarios	103.103.597
1.2 GASTOS CORRIENTES	**102.303.597**
GASTOS DE CONSUMO	99.938.182
Remuneraciones	56.902.215
Sueldos, salarios y otras retribuciones	24.792.972
Beneficios y complementos de sueldos y salarios	9.047.596
Aportes patronales	3.270.752
Prestaciones sociales y otras indemnizaciones	2.190.156
Asistencia socioeconómica	17.600.739
Compra de bienes y servicios	37.720.882
Bienes de consumo	13.072.128
Servicios no personales	24.648.754
Impuestos indirectos	5.315.085
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.365.415
Al sector privado	2.365.415
Transferencias corrientes al sector privado	2.365.415
Directas a personas	2.365.415
Jubilaciones y otros beneficios asociados	2.365.415
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**800.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**800.000**
RECURSOS PROPIOS DE CAPITAL	800.000
Ahorro en cuenta corriente	800.000
2.2 GASTOS DE CAPITAL	**800.000**
INVERSIÓN REAL DIRECTA	800.000
Formación bruta de capital fijo	800.000
Maquinaria, equipos y otros bienes muebles	800.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0326

Fundación para el Desarrollo y Promoción del Poder Comunal (FUNDACOMUNAL)

FUNDACIÓN PARA EL DESARROLLO Y PROMOCIÓN DEL PODER COMUNAL (FUNDACOMUNAL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Para el Ejercicio Económico Financiero 2016 La Fundación para el Desarrollo y Promoción del Poder Comunal (FUNDACOMUNAL), tiene como objetivo específico acompañar al pueblo constructor de Poder Popular, en sus diferentes formas organizativas de Gestión y de Gobierno Comunal, para la transformación y el desarrollo integral de los territorios comunales a través de la ejecución del Proyecto.

- Promoción de la Organización de las Instancias del Poder Popular, Año 2016.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.994.074.695**
INGRESOS CORRIENTES ORDINARIOS	1.994.074.695
TRANSFERENCIAS CORRIENTES	1.994.074.695
Transferencias corrientes del sector público	1.994.074.695
Transferencias corrientes internas recibidas del sector público	1.994.074.695
De la República	1.994.074.695
INGRESOS DE CAPITAL	**3.500.000**
RECURSOS PROPIOS DE CAPITAL	3.500.000
Incremento de la depreciación y amortización acumuladas	3.500.000
TOTAL RECURSOS	**1.997.574.695**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.950.652.503**
GASTOS DE CONSUMO	1.774.434.656
Remuneraciones	1.406.681.408
Sueldos, salarios y otras retribuciones	664.958.754
Beneficios y complementos de sueldos y salarios	177.115.866
Aportes patronales	78.792.696
Prestaciones sociales y otras indemnizaciones	55.343.756
Asistencia socioeconómica	430.470.336
Compra de bienes y servicios	311.487.808
Bienes de consumo	97.936.473
Servicios no personales	213.551.335
Impuestos indirectos	52.765.440
Depreciación y amortización	3.500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	176.217.847
Al sector privado	176.217.847
Transferencias corrientes al sector privado	110.708.791
Directas a personas	110.708.791
Pensiones y otros beneficios asociados	18.256.749
Jubilaciones y otros beneficios asociados	92.452.042
Donaciones corrientes al sector privado	65.509.056
Donaciones a personas	65.509.056
GASTOS DE CAPITAL	**28.365.032**
INVERSIÓN REAL DIRECTA	28.365.032
Formación bruta de capital fijo	28.365.032
Maquinaria, equipos y otros bienes muebles	25.486.524
Construcciones de bienes de dominio privado	2.878.508

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**18.557.160**
DISMINUCIÓN DE PASIVOS	18.557.160
Disminución de cuentas y efectos por pagar	18.517.046
Disminución de cuentas y efectos por pagar a corto plazo	18.462.932
Disminución de sueldos, salarios y otras remuneraciones por pagar	16.610.104
Disminución cuentas por pagar a proveedores a corto plazo	1.852.828
Disminución de otras cuentas y efectos por pagar	54.114
Disminución de otras cuentas por pagar a corto plazo	54.114
Disminución de otros pasivos	40.114
Disminución de obligaciones de ejercicios anteriores	40.114
TOTAL EGRESOS	**1.997.574.695**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128522	Promoción de la Organización de las Instancias del Poder Popular, Año 2016.	Instancias	7.089					515.481.111				515.481.111
TOTAL								515.481.111				515.481.111

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			1.140.433.009				1.140.433.009
02	Gestión Administrativa	3.500.000		227.451.784				230.951.784
03	Previsión y Protección Social			110.708.791				110.708.791
TOTAL		3.500.000		1.478.593.584				1.482.093.584

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**244**	**375**		**619**	**103.667.910**	**133.363.940**	**237.031.850**
Alto Nivel y de Dirección		1		1	850.844	7.024	857.868
Directivo	97	131		228	37.932.509	49.199.638	87.132.147
Profesional y Técnico	120	190		310	51.574.905	66.894.245	118.469.150
Personal Administrativo	27	53		80	13.309.652	17.263.033	30.572.685
Personal Contratado	**1.700**	**1.195**		**2.895**	**320.070.753**		**320.070.753**
Directivo	1	2		3	331.679		331.679
Profesional y Técnico	1.562	1.042		2.604	287.897.837		287.897.837
Personal Administrativo	137	151		288	31.841.237		31.841.237
TOTAL	**1.944**	**1.570**		**3.514**	**423.738.663**	**133.363.940**	**557.102.603**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**385**	**385**	**770**	**92.452.042**
Empleados	385	385	770	92.452.042
Pensionados	**36**	**24**	**60**	**18.256.749**
Alto Nivel y de Dirección	36	24	60	18.256.749
TOTAL	**421**	**409**	**830**	**110.708.791**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	1.406.681.408
4.02	Materiales, suministros y mercancías	97.936.473
4.03	Servicios no personales	266.316.775
4.04	Activos reales	28.365.032
4.07	Transferencias y donaciones	176.217.847
4.08	Otros gastos	3.500.000
4.11	Disminución de pasivos	18.557.160
	TOTAL	**1.997.574.695**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.994.074.695**
INGRESOS CORRIENTES ORDINARIOS	1.994.074.695
TRANSFERENCIAS CORRIENTES	1.994.074.695
Transferencias corrientes del sector público	1.994.074.695
Transferencias corrientes internas recibidas del sector público	1.994.074.695
De la República	1.994.074.695
Ministerio del Poder Popular para las Comunas y los Movimientos Sociales	1.994.074.695
-Ingresos Ordinarios	1.994.074.695
1.2 GASTOS CORRIENTES	**1.950.652.503**
GASTOS DE CONSUMO	1.774.434.656
Remuneraciones	1.406.681.408
Sueldos, salarios y otras retribuciones	664.958.754
Beneficios y complementos de sueldos y salarios	177.115.866
Aportes patronales	78.792.696
Prestaciones sociales y otras indemnizaciones	55.343.756
Asistencia socioeconómica	430.470.336
Compra de bienes y servicios	311.487.808
Bienes de consumo	97.936.473
Servicios no personales	213.551.335
Impuestos indirectos	52.765.440
Depreciación y amortización	3.500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	176.217.847
Al sector privado	176.217.847
Transferencias corrientes al sector privado	110.708.791
Directas a personas	110.708.791
Pensiones y otros beneficios asociados	18.256.749
Jubilaciones y otros beneficios asociados	92.452.042
Donaciones corrientes al sector privado	65.509.056
Donaciones a personas	65.509.056
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**43.422.192**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**46.922.192**
RECURSOS PROPIOS DE CAPITAL	46.922.192
Ahorro en cuenta corriente	43.422.192
Incremento de la depreciación y amortización acumuladas	3.500.000
2.2 GASTOS DE CAPITAL	**28.365.032**
INVERSIÓN REAL DIRECTA	28.365.032
Formación bruta de capital fijo	28.365.032
Maquinaria, equipos y otros bienes muebles	25.486.524
Construcciones de bienes de dominio privado	2.878.508
2.3 RESULTADO FINANCIERO : SUPERAVIT	**18.557.160**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**18.557.160**
SUPERÁVIT FINANCIERO	18.557.160
3.2 APLICACIONES FINANCIERAS	**18.557.160**
DISMINUCIÓN DE PASIVOS	18.557.160
Disminución de cuentas y efectos por pagar	18.517.046
Disminución de cuentas y efectos por pagar a corto plazo	18.462.932
Disminución de sueldos, salarios y otras remuneraciones por pagar	16.610.104
Disminución cuentas por pagar a proveedores a corto plazo	1.852.828
Disminución de otras cuentas y efectos por pagar	54.114
Disminución de otras cuentas por pagar a corto plazo	54.114
Disminución de otros pasivos	40.114
Disminución de obligaciones de ejercicios anteriores	40.114

A0842

Fondo de Desarrollo Microfinanciero (FONDEMI)

FONDO DE DESARROLLO MICROFINANCIERO (FONDEMI)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Para el Ejercicio Económico Financiero 2016 el Fondo de Desarrollo Microfinanciero (FONDEMI) aspira realizar grandes avances en la consolidación de los procesos de transformación que se han llevado a cabo en las comunidades, orientados a la construcción de la economía socialista, generando y estimulando nuevas formas de Organización del Poder Popular para impulsar al Sistema Microfinanciero del país, garantizando los principios de corresponsabilidad establecidos en las "Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación, 2013-2019", donde se requiere acelerar el cambio del sistema económico.

En tal sentido, llevará a cabo el siguiente proyecto:

- Fortalecimiento del Modelo Económico Socialista mediante el Financiamiento y Acompañamiento Integral a las Organizaciones del Poder Popular.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**285.838.356**
INGRESOS CORRIENTES ORDINARIOS	285.838.356
TRANSFERENCIAS CORRIENTES	285.838.356
Transferencias corrientes del sector público	285.838.356
Transferencias corrientes internas recibidas del sector público	285.838.356
De la República	285.838.356
INGRESOS DE CAPITAL	**401.031.686**
RECURSOS PROPIOS DE CAPITAL	1.031.686
Incremento de la depreciación y amortización acumuladas	1.031.686
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	400.000.000
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	400.000.000
Al sector privado	400.000.000
TOTAL RECURSOS	**686.870.042**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	315.748.439
GASTOS DE CONSUMO	314.938.439
Remuneraciones	244.659.787
Sueldos, salarios y otras retribuciones	93.947.780
Beneficios y complementos de sueldos y salarios	68.712.692
Aportes patronales	12.705.240
Prestaciones sociales y otras indemnizaciones	10.503.165
Asistencia socioeconómica	58.790.910
Compra de bienes y servicios	61.353.319
Bienes de consumo	12.373.286
Servicios no personales	48.980.033
Impuestos indirectos	7.893.647
Depreciación y amortización	1.031.686
TRANSFERENCIAS Y DONACIONES CORRIENTES	810.000
Al sector privado	810.000
Transferencias corrientes al sector privado	810.000
Directas a personas	810.000
Pensiones y otros beneficios asociados	810.000
GASTOS DE CAPITAL	371.121.603
INVERSIÓN REAL DIRECTA	21.121.603
Formación bruta de capital fijo	21.121.603
Maquinaria, equipos y otros bienes muebles	19.989.702
Construcciones de bienes de dominio privado	1.131.901
INVERSIÓN FINANCIERA	350.000.000
Concesión de préstamos a largo plazo	350.000.000
Al sector privado	350.000.000
TOTAL EGRESOS	686.870.042

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
128539	Fortalecimiento del Modelo Económico Socialista mediante el Financiamiento y Acompañamiento Integral a las Organizaciones del Poder Popular.	financiamiento	115					187.442.270			379.450.474	566.892.744
TOTAL								187.442.270			379.450.474	566.892.744

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			62.003.973			20.549.526	82.553.499
02	Gestión Administrativa	1.031.686		35.582.113				36.613.799
03	Previsión y Protección Social			810.000				810.000
TOTAL		1.031.686		98.396.086			20.549.526	119.977.298

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**80**	**64**		**144**	**12.298.918**	**39.917**	**12.338.835**
Alto Nivel y de Dirección	1			1	3.487.712	2.071	3.489.783
Directivo	63	60		123	8.106.796	33.394	8.140.190
Profesional y Técnico	16	4		20	704.410	4.452	708.862
Personal Contratado	**234**	**207**		**441**	**39.322.087**		**39.322.087**
Profesional y Técnico	68	36		104	12.726.341		12.726.341
Personal Administrativo	142	109		251	24.089.960		24.089.960
Obrero	24	62		86	2.505.786		2.505.786
TOTAL	**314**	**271**		**585**	**51.621.005**	**39.917**	**51.660.922**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	2	1	3	**810.000**
Empleados	2		2	540.000
Obreros		1	1	270.000
TOTAL	**2**	**1**	**3**	**810.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	244.659.787
4.02	Materiales, suministros y mercancías	12.373.286
4.03	Servicios no personales	56.873.680
4.04	Activos reales	21.121.603
4.05	Activos financieros	350.000.000
4.07	Transferencias y donaciones	810.000
4.08	Otros gastos	1.031.686
	TOTAL	**686.870.042**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**285.838.356**
INGRESOS CORRIENTES ORDINARIOS	285.838.356
TRANSFERENCIAS CORRIENTES	285.838.356
Transferencias corrientes del sector público	285.838.356
Transferencias corrientes internas recibidas del sector público	285.838.356
De la República	285.838.356
Ministerio del Poder Popular para las Comunas y los Movimientos Sociales	285.838.356
-Ingresos Ordinarios	285.838.356
1.2 GASTOS CORRIENTES	**315.748.439**
GASTOS DE CONSUMO	314.938.439
Remuneraciones	244.659.787
Sueldos, salarios y otras retribuciones	93.947.780
Beneficios y complementos de sueldos y salarios	68.712.692
Aportes patronales	12.705.240
Prestaciones sociales y otras indemnizaciones	10.503.165
Asistencia socioeconómica	58.790.910
Compra de bienes y servicios	61.353.319
Bienes de consumo	12.373.286
Servicios no personales	48.980.033
Impuestos indirectos	7.893.647
Depreciación y amortización	1.031.686
TRANSFERENCIAS Y DONACIONES CORRIENTES	810.000
Al sector privado	810.000
Transferencias corrientes al sector privado	810.000
Directas a personas	810.000
Pensiones y otros beneficios asociados	810.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(29.910.083)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	371.121.603
RECURSOS PROPIOS DE CAPITAL	(28.878.397)
Desahorro en cuenta corriente	(29.910.083)
Incremento de la depreciación y amortización acumuladas	1.031.686
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	400.000.000
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	400.000.000
Al sector privado	400.000.000
2.2 GASTOS DE CAPITAL	371.121.603
INVERSIÓN REAL DIRECTA	21.121.603
Formación bruta de capital fijo	21.121.603
Maquinaria, equipos y otros bienes muebles	19.989.702
Construcciones de bienes de dominio privado	1.131.901
INVERSIÓN FINANCIERA	350.000.000
Concesión de préstamos a largo plazo	350.000.000
Al sector privado	350.000.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0953

Servicio Fondo Nacional del Poder Popular (SAFONAPP)

SERVICIO FONDO NACIONAL DEL PODER POPULAR (SAFONAPP)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Ejecutivo Nacional consciente de la importancia que tiene el pueblo en la conformación del nuevo Estado Socialista, ha venido implementando estrategias que impulsen el fortalecimiento del Poder Popular propiciando la participación de los ciudadanos y ciudadanas en la solución de los problemas que presentan las comunidades. Servicio Autónomo Fondo Nacional del Poder Popular (SAFONAPP), como institución que nació al calor de la revolución bolivariana tiene entre sus múltiples tareas el financiamiento, formación, dotación de suministros y acompañamiento a los proyectos de los Consejos Comunales y Otras Organizaciones del Poder Popular, así como la responsabilidad de realizar el seguimiento a la ejecución de los Proyectos financiados para cumplir con lo estipulado en la Ley Orgánica de Contraloría Social y la Ley Orgánica de la Contraloría General de la Republica y del Sistema Nacional de Control Fiscal.

En este sentido, para el Ejercicio Económico Financiero 2016 el SAFONAPP, ejecutará el proyecto denominado:

- "Financiamiento a través de la transferencia de recursos financieros y no financieros, a los proyectos comunitarios, sociales y productivos correspondientes a las Comunas, Consejos Comunales y otras organizaciones del poder popular", orientado a cubrir el financiamiento de proyectos comunitarios, sociales y productivos correspondientes a 780 transferencias para Consejos Comunales y otras Organizaciones del Poder Popular.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**3.270.000.000**
INGRESOS CORRIENTES ORDINARIOS	3.270.000.000
TRANSFERENCIAS CORRIENTES	270.000.000
Transferencias corrientes del sector público	270.000.000
Transferencias corrientes internas recibidas del sector público	270.000.000
De la República	270.000.000
OTROS INGRESOS	3.000.000.000
Otros ingresos ordinarios	3.000.000.000
INGRESOS DE CAPITAL	**1.380.000**
RECURSOS PROPIOS DE CAPITAL	1.380.000
Incremento de la depreciación y amortización acumuladas	1.380.000
TOTAL RECURSOS	**3.271.380.000**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	3.265.948.200
GASTOS DE CONSUMO	265.285.200
Remuneraciones	208.464.257
Sueldos, salarios y otras retribuciones	55.128.770
Beneficios y complementos de sueldos y salarios	40.548.025
Aportes patronales	8.578.413
Prestaciones sociales y otras indemnizaciones	12.393.418
Asistencia socioeconómica	91.815.631
Compra de bienes y servicios	47.495.111
Bienes de consumo	16.085.246
Servicios no personales	31.409.865
Impuestos indirectos	7.945.832
Depreciación y amortización	1.380.000
GASTOS DE LA PROPIEDAD	13.000
Derechos sobre bienes intangibles	13.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.000.500.000
Al sector privado	5.500.000
Donaciones corrientes al sector privado	5.500.000
Donaciones a personas	5.500.000
Al sector público	2.995.000.000
Transferencias corrientes al sector público	2.950.000.000
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	2.950.000.000
Donaciones corrientes al sector público	45.000.000
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	45.000.000
OTROS GASTOS CORRIENTES	150.000
Indemnizaciones y sanciones pecuniarias	150.000
Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	150.000
GASTOS DE CAPITAL	5.431.800
INVERSIÓN REAL DIRECTA	5.431.800
Formación bruta de capital fijo	5.431.800
Maquinaria, equipos y otros bienes muebles	4.931.800
Construcciones de bienes de dominio privado	500.000
TOTAL EGRESOS	3.271.380.000

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos							Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos						Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones						
							De la República		De los Entes Descentralizados	Otras			
							Proyectos por Endeudamiento	Otras					
128582	Financiamiento a través de la transferencia de recursos financieros y no financieros, a los proyectos comunitarios, sociales y productivos correspondientes a las Comunas, Consejos Comunales y otras organizaciones del poder popular.	transferencia	780			3.000.000.000							3.000.000.000
TOTAL						**3.000.000.000**							**3.000.000.000**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			216.000.000				216.000.000
02	Gestión Administrativa	1.380.000		54.000.000				55.380.000
TOTAL		**1.380.000**		**270.000.000**				**271.380.000**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**26**	**26**		**52**	**3.859.274**		**3.859.274**
Directivo	26	26		52	3.859.274		3.859.274
Personal Contratado	**182**	**136**		**318**	**27.051.000**		**27.051.000**
Profesional y Técnico	108	72		180	16.315.000		16.315.000
Personal Administrativo	69	59		128	9.836.000		9.836.000
Obrero	5	5		10	900.000		900.000
TOTAL	208	162		370	30.910.274		30.910.274

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	208.464.257
4.02	Materiales, suministros y mercancías	16.085.246
4.03	Servicios no personales	39.368.697
4.04	Activos reales	5.431.800
4.07	Transferencias y donaciones	3.000.500.000
4.08	Otros gastos	1.530.000
	TOTAL	3.271.380.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.270.000.000**
INGRESOS CORRIENTES ORDINARIOS	3.270.000.000
TRANSFERENCIAS CORRIENTES	270.000.000
Transferencias corrientes del sector público	270.000.000
Transferencias corrientes internas recibidas del sector público	270.000.000
De la República	270.000.000
Ministerio del Poder Popular para las Comunas y los Movimientos Sociales	270.000.000
-Ingresos Ordinarios	270.000.000
OTROS INGRESOS	3.000.000.000
Otros ingresos ordinarios	3.000.000.000
1.2 GASTOS CORRIENTES	**3.265.948.200**
GASTOS DE CONSUMO	265.285.200
Remuneraciones	208.464.257
Sueldos, salarios y otras retribuciones	55.128.770
Beneficios y complementos de sueldos y salarios	40.548.025
Aportes patronales	8.578.413
Prestaciones sociales y otras indemnizaciones	12.393.418
Asistencia socioeconómica	91.815.631
Compra de bienes y servicios	47.495.111
Bienes de consumo	16.085.246
Servicios no personales	31.409.865
Impuestos indirectos	7.945.832
Depreciación y amortización	1.380.000
GASTOS DE LA PROPIEDAD	13.000
Derechos sobre bienes intangibles	13.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.000.500.000
Al sector privado	5.500.000
Donaciones corrientes al sector privado	5.500.000
Donaciones a personas	5.500.000
Al sector público	2.995.000.000
Transferencias corrientes al sector público	2.950.000.000
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	2.950.000.000
Donaciones corrientes al sector público	45.000.000
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	45.000.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
OTROS GASTOS CORRIENTES	150.000
Indemnizaciones y sanciones pecuniarias	150.000
Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	150.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**4.051.800**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**5.431.800**
RECURSOS PROPIOS DE CAPITAL	5.431.800
Ahorro en cuenta corriente	4.051.800
Incremento de la depreciación y amortización acumuladas	1.380.000
2.2 GASTOS DE CAPITAL	**5.431.800**
INVERSIÓN REAL DIRECTA	5.431.800
Formación bruta de capital fijo	5.431.800
Maquinaria, equipos y otros bienes muebles	4.931.800
Construcciones de bienes de dominio privado	500.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

58
Ministerio del Poder Popular para la Mujer y la Igualdad de Género

Ministerio del Poder Popular para la Mujer y la Igualdad de Género

A0456 Fundación Misión Madres del Barrio Josefa Joaquina Sánchez

A0936 Instituto Nacional de la Mujer (INAMUJER)

A0456

Fundación Misión Madres del Barrio Josefa Joaquina Sánchez

FUNDACIÓN MISIÓN MADRES DEL BARRIO JOSEFA JOAQUINA SÁNCHEZ

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Para el Ejercicio Económico Financiero 2016, La Fundación Misión Madres del Barrio "Josefa Joaquina Sánchez" seguirá orientando su política hacia los sectores más vulnerables del país, enfocando sus actividades en propiciar la inclusión de las mujeres amas de casa en condiciones de pobreza extrema de manera organizada en comité de Madres del Barrio, para desarrollar una acción colectiva que permita su participación soberana y protagónica en los procesos de transformación socialista desarrollados por el Gobierno Bolivariano y propiciando su incorporación a un trabajo liberador por medio de actividades socio-productivas y remuneradas, dando impulso a la inclusión y la justicia social, materializada en la elevación sustancial de la calidad de vida de la población venezolana para que todos vivamos en condiciones similares, para alcanzar a mediano y largo plazo la Suprema Felicidad Social y la consecución de un estado de derecho políticos y sociales tal como la Constitución de la República Bolivariana de Venezuela y de acuerdo a las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019".

En tal sentido, llevará a cabo el proyecto: "Protección e inclusión de los hogares en condición de pobreza extrema para la construcción de la patria nueva", a través del cual otorgará 1.200.000 asignaciones económicas a las Madres del Barrio, equivalente al 80% del salario mínimo nacional.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**5.711.953.837**
INGRESOS CORRIENTES ORDINARIOS	5.711.953.837
TRANSFERENCIAS CORRIENTES	5.711.953.837
Transferencias corrientes del sector público	5.711.953.837
Transferencias corrientes internas recibidas del sector público	5.711.953.837
De la República	5.711.953.837
INGRESOS DE CAPITAL	**10.442.808**
RECURSOS PROPIOS DE CAPITAL	10.442.808
Incremento de la depreciación y amortización acumuladas	10.442.808
FUENTES FINANCIERAS	**400.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	400.000.000
Disminución de otros activos financieros	400.000.000
Disminución de disponibilidades	400.000.000
Disminución de bancos	400.000.000
TOTAL RECURSOS	**6.122.396.645**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**6.043.129.165**
GASTOS DE CONSUMO	1.153.337.252
Remuneraciones	603.937.923
Sueldos, salarios y otras retribuciones	156.706.718
Beneficios y complementos de sueldos y salarios	134.396.161
Aportes patronales	24.671.562
Prestaciones sociales y otras indemnizaciones	43.829.139
Asistencia socioeconómica	229.334.343
Otros gastos de personal	15.000.000
Compra de bienes y servicios	454.653.724
Bienes de consumo	198.627.241
Servicios no personales	256.026.483
Impuestos indirectos	84.302.797
Depreciación y amortización	10.442.808
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.889.791.913
Al sector privado	4.889.791.913
Donaciones corrientes al sector privado	4.889.791.913
Donaciones a personas	4.889.791.913
GASTOS DE CAPITAL	**79.267.480**
INVERSIÓN REAL DIRECTA	79.267.480
Formación bruta de capital fijo	79.246.110
Maquinaria, equipos y otros bienes muebles	79.246.110
Bienes intangibles	21.370
TOTAL EGRESOS	**6.122.396.645**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127702	Protección e inclusión de los hogares en condición de pobreza extrema para la construcción de la patria nueva	asignación económica	1.200.000					5.374.253.375			400.000.000	5.774.253.375
TOTAL								5.374.253.375			400.000.000	5.774.253.375

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			172.497.321				172.497.321
02	Gestión Administrativa	10.442.808		165.203.141				175.645.949
TOTAL		10.442.808		337.700.462				348.143.270

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**589**	**243**	**130**	**962**	**85.402.889**		**85.402.889**
Alto Nivel y de Dirección	1			1	89.061		89.061
Personal Administrativo	580	221	111	912	80.949.884		80.949.884
Obrero	8	22	19	49	4.363.944		4.363.944
Personal Contratado	**16**	**22**		**38**	**3.740.523**		**3.740.523**
Personal Administrativo	16	22		38	3.740.523		3.740.523
TOTAL	**605**	**265**	**130**	**1.000**	**89.143.412**		**89.143.412**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	603.937.923
4.02	Materiales, suministros y mercancias	198.627.241
4.03	Servicios no personales	340.329.280
4.04	Activos reales	79.267.480
4.07	Transferencias y donaciones	4.889.791.913
4.08	Otros gastos	10.442.808
	TOTAL	**6.122.396.645**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**5.711.953.837**
INGRESOS CORRIENTES ORDINARIOS	5.711.953.837
TRANSFERENCIAS CORRIENTES	5.711.953.837
Transferencias corrientes del sector público	5.711.953.837
Transferencias corrientes internas recibidas del sector público	5.711.953.837
De la República	5.711.953.837
Ministerio del Poder Popular para la Mujer y la Igualdad de Género	3.802.465.171
-Recursos Ordinarios	3.802.465.171
Ministerio del Poder Popular para el Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno	1.909.488.666
-Ingresos Ordinarios	1.909.488.666
1.2 GASTOS CORRIENTES	**6.043.129.165**
GASTOS DE CONSUMO	1.153.337.252
Remuneraciones	603.937.923
Sueldos, salarios y otras retribuciones	156.706.718
Beneficios y complementos de sueldos y salarios	134.396.161
Aportes patronales	24.671.562
Prestaciones sociales y otras indemnizaciones	43.829.139
Asistencia socioeconómica	229.334.343
Otros gastos de personal	15.000.000
Compra de bienes y servicios	454.653.724
Bienes de consumo	198.627.241
Servicios no personales	256.026.483
Impuestos indirectos	84.302.797
Depreciación y amortización	10.442.808
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.889.791.913
Al sector privado	4.889.791.913
Donaciones corrientes al sector privado	4.889.791.913
Donaciones a personas	4.889.791.913
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(331.175.328)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(320.732.520)**
RECURSOS PROPIOS DE CAPITAL	(320.732.520)
Desahorro en cuenta corriente	(331.175.328)
Incremento de la depreciación y amortización acumuladas	10.442.808

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2.2 GASTOS DE CAPITAL	**79.267.480**
INVERSIÓN REAL DIRECTA	79.267.480
Formación bruta de capital fijo	79.246.110
Maquinaria, equipos y otros bienes muebles	79.246.110
Bienes intangibles	21.370
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(400.000.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**400.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	400.000.000
Disminución de otros activos financieros	400.000.000
Disminución de disponibilidades	400.000.000
Disminución de bancos	400.000.000
3.2 APLICACIONES FINANCIERAS	**400.000.000**
DÉFICIT FINANCIERO	400.000.000

A0936

Instituto Nacional de la Mujer (INAMUJER)

INSTITUTO NACIONAL DE LA MUJER (INAMUJER)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Proyecto de Presupuesto de Recursos y Egresos para el ejercicio económico financiero 2016 estará orientado a la ejecución y supervisión de políticas públicas inherentes a las mujeres; garantizando la igualdad de oportunidades y promoviendo la participación protagónica de estas, en los ámbitos político, económico y social de la República Bolivariana de Venezuela.

En tal sentido, a nivel Nacional, Estadal y Municipal se llevaran a cabo proyectos que contribuirán en la ejecución de las políticas públicas con perspectiva de género emanados del Ministerio del Poder Popular para la Mujer y la Igualdad de Género que se indican a continuación:

- ✓ Territorialización de la política de formación, organización y atención de las mujeres para el fortalecimiento del poder popular.
- ✓ Defensa jurídica integral de los derechos de las mujeres.
- ✓ Fortalecimiento de la atención y prevención de la violencia contra las mujeres.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**940.155.290**
INGRESOS CORRIENTES ORDINARIOS	940.155.290
TRANSFERENCIAS CORRIENTES	940.155.290
Transferencias corrientes del sector público	940.155.290
Transferencias corrientes internas recibidas del sector público	940.155.290
De la República	940.155.290
INGRESOS DE CAPITAL	**2.961.579**
RECURSOS PROPIOS DE CAPITAL	2.961.579
Incremento de la depreciación y amortización acumuladas	2.961.579
TOTAL RECURSOS	**943.116.869**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**929.770.552**
GASTOS DE CONSUMO	902.958.989
Remuneraciones	472.588.705
Sueldos, salarios y otras retribuciones	147.256.405
Beneficios y complementos de sueldos y salarios	132.778.352
Aportes patronales	25.611.298
Prestaciones sociales y otras indemnizaciones	32.913.042
Asistencia socioeconómica	134.029.608
Compra de bienes y servicios	382.984.605
Bienes de consumo	141.984.725
Servicios no personales	240.999.880
Impuestos indirectos	44.424.100
Depreciación y amortización	2.961.579
GASTOS DE LA PROPIEDAD	50.000
Derechos sobre bienes intangibles	50.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	26.761.563
Al sector privado	26.761.563
Transferencias corrientes al sector privado	16.761.563
Directas a personas	16.761.563
Pensiones y otros beneficios asociados	6.422.606
Jubilaciones y otros beneficios asociados	10.338.957
Donaciones corrientes al sector privado	10.000.000
Donaciones a personas	4.000.000
Donaciones a instituciones sin fines de lucro	6.000.000
GASTOS DE CAPITAL	**11.846.317**
INVERSIÓN REAL DIRECTA	11.846.317
Formación bruta de capital fijo	11.846.317
Maquinaria, equipos y otros bienes muebles	11.846.317
APLICACIONES FINANCIERAS	**1.500.000**
DISMINUCIÓN DE PASIVOS	1.500.000
Disminución de cuentas y efectos por pagar	1.500.000
Disminución de cuentas y efectos por pagar a corto plazo	1.500.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.500.000
TOTAL EGRESOS	**943.116.869**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
127720	Territorialización de la política de formación, organización y atención de las mujeres para el fortalecimiento del poder popular	persona	37.425					291.146.741				291.146.741
127740	Defensa jurídica integral de los derechos de las mujeres.	persona	18.100					103.076.380				103.076.380
127742	Fortalecimiento de la atención y prevención de la violencia contra las mujeres	persona	19.141					188.468.549				188.468.549
	TOTAL							582.691.670				582.691.670

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			249.711.983				249.711.983
02	Gestión Administrativa	2.961.579		90.990.074				93.951.653
03	Previsión y Protección Social			16.761.563				16.761.563
	TOTAL	2.961.579		357.463.620				360.425.199

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**173**	**46**		**219**	**22.804.897**	**70.040**	**22.874.937**
Alto Nivel y de Dirección	1			1	102.419		102.419
Directivo	116	11		127	13.007.238		13.007.238
Profesional y Técnico	2	1		3	346.993	16.212	363.205
Personal Administrativo	10	1		11	1.152.932	36.717	1.189.649
Obrero	44	33		77	8.195.315	17.111	8.212.426
Personal Contratado	**447**	**85**		**532**	**63.499.571**		**63.499.571**
Profesional y Técnico	232	28		260	31.634.366		31.634.366
Personal Administrativo	172	24		196	23.847.445		23.847.445
Obrero	43	33		76	8.017.760		8.017.760
TOTAL	**620**	**131**		**751**	**86.304.468**	**70.040**	**86.374.508**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	12	7	19	**10.338.957**
Empleados	10	6	16	8.706.490
Obreros	2	1	3	1.632.467
Pensionados	8	6	14	**6.422.606**
Empleados	4	3	7	3.211.303
Obreros	4	3	7	3.211.303
TOTAL	**20**	**13**	**33**	**16.761.563**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	472.588.705
4.02	Materiales, suministros y mercancías	141.984.725
4.03	Servicios no personales	285.473.980
4.04	Activos reales	11.846.317
4.07	Transferencias y donaciones	26.761.563
4.08	Otros gastos	2.961.579
4.11	Disminución de pasivos	1.500.000
	TOTAL	**943.116.869**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**940.155.290**
INGRESOS CORRIENTES ORDINARIOS	940.155.290
TRANSFERENCIAS CORRIENTES	940.155.290
Transferencias corrientes del sector público	940.155.290
Transferencias corrientes internas recibidas del sector público	940.155.290
De la República	940.155.290
Ministerio del Poder Popular para la Mujer y la Igualdad de Género	940.155.290
-Ingresos Ordinarios	940.155.290
1.2 GASTOS CORRIENTES	**929.770.552**
GASTOS DE CONSUMO	902.958.989
Remuneraciones	472.588.705
Sueldos, salarios y otras retribuciones	147.256.405
Beneficios y complementos de sueldos y salarios	132.778.352
Aportes patronales	25.611.298
Prestaciones sociales y otras indemnizaciones	32.913.042
Asistencia socioeconómica	134.029.608
Compra de bienes y servicios	382.984.605
Bienes de consumo	141.984.725
Servicios no personales	240.999.880
Impuestos indirectos	44.424.100
Depreciación y amortización	2.961.579
GASTOS DE LA PROPIEDAD	50.000
Derechos sobre bienes intangibles	50.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	26.761.563
Al sector privado	26.761.563
Transferencias corrientes al sector privado	16.761.563
Directas a personas	16.761.563
Pensiones y otros beneficios asociados	6.422.606
Jubilaciones y otros beneficios asociados	10.338.957
Donaciones corrientes al sector privado	10.000.000
Donaciones a personas	4.000.000
Donaciones a instituciones sin fines de lucro	6.000.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**10.384.738**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**13.346.317**
RECURSOS PROPIOS DE CAPITAL	13.346.317
Ahorro en cuenta corriente	10.384.738
Incremento de la depreciación y amortización acumuladas	2.961.579
2.2 GASTOS DE CAPITAL	**11.846.317**
INVERSIÓN REAL DIRECTA	11.846.317
Formación bruta de capital fijo	11.846.317
Maquinaria, equipos y otros bienes muebles	11.846.317
2.3 RESULTADO FINANCIERO : SUPERAVIT	**1.500.000**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**1.500.000**
SUPERÁVIT FINANCIERO	1.500.000
3.2 APLICACIONES FINANCIERAS	**1.500.000**
DISMINUCIÓN DE PASIVOS	1.500.000
Disminución de cuentas y efectos por pagar	1.500.000
Disminución de cuentas y efectos por pagar a corto plazo	1.500.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.500.000

59
Ministerio del Poder Popular para la Energía Eléctrica

Ministerio del Poder Popular para la Energía Eléctrica

A0292 Fundación "Instituto para el Desarrollo Energético Luis Zambrano"

A0364 Fundación para el Desarrollo del Servicio Eléctrico (FUNDELEC)

A0292

Fundación "Instituto para el Desarrollo Energético Luis Zambrano"

FUNDACIÓN "INSTITUTO PARA EL DESARROLLO ENERGÉTICO LUIS ZAMBRANO"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Instituto para el Desarrollo Energético Luis Zambrano (Fidelz), es un Ente adscrito al Ministerio del Poder Popular para la Energía Eléctrica (Mppee), su creación fue publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.982 en fecha 09/08/2012, mediante el Decreto N° 9.132.

La Fundación Inicia sus operaciones en el 2013, precisando como Misión: potenciar la formación de las trabajadoras y trabajadores del Sector Eléctrico Nacional así como en las organizaciones del Poder Popular para impulsar y fortalecer la investigación aplicada, el desarrollo y la innovación, a fin de contribuir con un servicio eléctrico óptimo para el buen vivir del pueblo venezolano, apuntalar la soberanía tecnológica y velar por el cumplimiento de los procesos de transferencia y conocimientos. Su Visión: Ser una Institución comprometida con la formación, desarrollo e investigación en el Sistema Eléctrico Nacional, que contribuya a la generación y difusión del conocimiento científico y tecnológico, con una orientación socialista que impulse el desarrollo sustentable convirtiendo a Venezuela en una Potencia Energética.

Siguiendo la política nacional de desarrollo, esta Fundación ha utilizado como instrumento Marco en la elaboración del Presupuesto para el ejercicio económico financiero 2016, los Grandes Objetivos Históricos y Nacionales de las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019, en los principios y objetivos planteados que le competen en los diferentes objetivos a saber: Históricos, el cual se enmarca en el vértice: "3. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América", Nacionales: "3.1. Consolidar el papel de Venezuela como Potencia Energética Mundial", Estratégicos: "3.1.13. Fortalecer al Estado en el control y Gestión del sistema eléctrico nacional para su ampliación y consolidación", y Generales: "3.1.13.1 Fortalecer y ampliar el sistema eléctrico nacional".

De esta manera, se dirigen las acciones hacia el Estudio y Mejoramiento del SEN, enfocado al desarrollo, la investigación y la calidad de servicio, en aras del fortalecimiento del mismo, a través del apoyo e impulso a la investigación y el desarrollo de tecnologías que permitan optimizar la calidad del servicio, dentro de los parámetros de los planes nacionales y sectoriales, promoviendo el conocimiento y el saber de las trabajadoras y trabajadores con aportes orientados al desarrollo tecnológico para la operación, mantenimiento y expansión del SEN, así como la producción y suministro de bienes y productos que sirvan de insumo a las actividades del Sistema Eléctrico Nacional y en el marco de la línea de acción que significa organizar el Sector Eléctrico, aplicando las técnicas presupuestarias por Proyectos y Acciones Centralizadas con el objeto de Programar, Administrar y Evaluar de la mejor manera el accionar de la Fundación bajo los lineamientos de la Planificación Nacional.

El presupuesto de la Fundación para el Ejercicio Económico Financiero 2016, asciende a Bs. 311.816.398 y será financiado con ingresos corrientes por Bs. 294.291.739, que provendrán de la transferencia del Ministerio del Poder Popular para la Energía Eléctrica, y con ingresos de capital por Bs. 17.524.659, producto del incremento de la depreciación y amortización acumulada.

Los gastos corrientes se ubican en Bs. 205.270.112, orientándose a gastos de personal Bs. 45.624.350, para cubrir una plantilla de 32 trabajadores y trabajadoras, para materiales, suministros y mercancías Bs. 25.494.287, servicios no personales Bs. 86.917.580, transferencias y donaciones Bs. 29.709.236 y otros gastos Bs. 17.524.659. Los gastos de capital se estiman en Bs. 106.546.286, de los cuales Bs. 102.415.286 se destinarán a la adquisición de maquinaria, equipos y otros bienes muebles y Bs. 4.131.000 a la adquisición de paquetes y programas de computación.

De los recursos presupuestados serán aplicados a la ejecución de los proyectos Bs. 178.836.244, lo que representa un 57,4% del presupuesto total y el restante Bs. 132.980.154 se destinará a las acciones centralizadas, equivalente al 42,6% del total.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**294.291.739**
INGRESOS CORRIENTES ORDINARIOS	294.291.739
TRANSFERENCIAS CORRIENTES	294.291.739
Transferencias corrientes del sector público	294.291.739
Transferencias corrientes internas recibidas del sector público	294.291.739
De la República	294.291.739
INGRESOS DE CAPITAL	**17.524.659**
RECURSOS PROPIOS DE CAPITAL	17.524.659
Incremento de la depreciación y amortización acumuladas	17.524.659
TOTAL RECURSOS	**311.816.398**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**205.270.112**
GASTOS DE CONSUMO	173.880.876
Remuneraciones	45.624.350
Sueldos, salarios y otras retribuciones	16.078.199
Beneficios y complementos de sueldos y salarios	3.835.200
Aportes patronales	1.437.485
Prestaciones sociales y otras indemnizaciones	3.103.336
Asistencia socioeconómica	21.089.661
Otros gastos de personal	80.469
Compra de bienes y servicios	84.339.603
Bienes de consumo	25.494.287
Servicios no personales	58.845.316
Impuestos indirectos	26.392.264
Depreciación y amortización	17.524.659
GASTOS DE LA PROPIEDAD	1.680.000
Derechos sobre bienes intangibles	1.680.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	29.709.236
Al sector privado	29.709.236
Donaciones corrientes al sector privado	29.709.236
Donaciones a personas	14.854.618
Donaciones a instituciones sin fines de lucro	14.854.618
GASTOS DE CAPITAL	**106.546.286**
INVERSIÓN REAL DIRECTA	106.546.286
Formación bruta de capital fijo	102.415.286
Maquinaria, equipos y otros bienes muebles	102.415.286
Bienes intangibles	4.131.000
TOTAL EGRESOS	**311.816.398**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Meta				Fecha de Inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
N.E	Ppto.		Unidad de Medida	Cant.	Género								
					Fem.	Masc.							
125123	A02920022000	Programa de modernización y desarrollo aplicado al Sistema Eléctrico Nacional	Proyecto de Investigación	6			01/01/2015	31/12/2019	29.554.854	96.227.585	612.666.854	360.866.941	1.099.316.234
125341	A02920021000	Modernización y sistematización de los centros de información de Corpoelec.	Centro Piloto	9			01/01/2015	31/12/2019	13.285.174	45.231.836	164.235.427	176.196.016	398.948.453
128909	A02920023000	Fortalecimiento de la innovación tecnológica en el sector eléctrico nacional.	Proyecto de Investigación	18			01/01/2016	31/12/2018		37.376.823	34.467.587	34.467.587	106.311.997
TOTAL									42.840.028	178.836.244	811.369.868	571.530.544	1.604.576.684

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Ingresos Propios	Transferencias y Donaciones - De la República: Proyectos por Endeudamiento	Transferencias y Donaciones - De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
125123	Programa de modernización y desarrollo aplicado al Sistema Eléctrico Nacional	Proyecto de Investigación	6					96.227.585				96.227.585
125341	Modernización y sistematización de los centros de información de Corpoelec.	Centro Piloto	9					45.231.836				45.231.836
128909	Fortalecimiento de la innovación tecnológica en el sector eléctrico nacional.	Proyecto de Investigación	18					37.376.823				37.376.823
TOTAL								**178.836.244**				**178.836.244**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	Transferencias y Donaciones - De la República: Proyectos por Endeudamiento	Transferencias y Donaciones - De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			36.669.486				36.669.486
02	Gestión Administrativa	17.524.659		78.786.009				96.310.668
TOTAL		**17.524.659**		**115.455.495**				**132.980.154**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	6	6	7	19	4.309.200		4.309.200
Alto Nivel y de Dirección		1		1	378.000		378.000
Directivo		3	7	10	2.340.000		2.340.000
Profesional y Técnico	5	1		6	1.268.400		1.268.400
Personal Administrativo	1	1		2	322.800		322.800
Personal Contratado	7	6		13	3.889.200		3.889.200
Profesional y Técnico	6	5		11	3.290.880		3.290.880
Personal Administrativo	1	1		2	598.320		598.320
TOTAL	13	12	7	32	8.198.400		8.198.400

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	45.624.350
4.02	Materiales, suministros y mercancías	25.494.287
4.03	Servicios no personales	86.917.580
4.04	Activos reales	106.546.286
4.07	Transferencias y donaciones	29.709.236
4.08	Otros gastos	17.524.659
	TOTAL	311.816.398

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**294.291.739**
INGRESOS CORRIENTES ORDINARIOS	294.291.739
TRANSFERENCIAS CORRIENTES	294.291.739
Transferencias corrientes del sector público	294.291.739
Transferencias corrientes internas recibidas del sector público	294.291.739
De la República	294.291.739
Ministerio del Poder Popular para la Energía Eléctrica	294.291.739
– Recursos Ordinarios	294.291.739
1.2 GASTOS CORRIENTES	**205.270.112**
GASTOS DE CONSUMO	173.880.876
Remuneraciones	45.624.350
Sueldos, salarios y otras retribuciones	16.078.199
Beneficios y complementos de sueldos y salarios	3.835.200
Aportes patronales	1.437.485
Prestaciones sociales y otras indemnizaciones	3.103.336
Asistencia socioeconómica	21.089.661
Otros gastos de personal	80.469
Compra de bienes y servicios	84.339.603
Bienes de consumo	25.494.287
Servicios no personales	58.845.316
Impuestos indirectos	26.392.264
Depreciación y amortización	17.524.659
GASTOS DE LA PROPIEDAD	1.680.000
Derechos sobre bienes intangibles	1.680.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	29.709.236
Al sector privado	29.709.236
Donaciones corrientes al sector privado	29.709.236
Donaciones a personas	14.854.618
Donaciones a instituciones sin fines de lucro	14.854.618
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**89.021.627**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**106.546.286**
RECURSOS PROPIOS DE CAPITAL	106.546.286
Ahorro en cuenta corriente	89.021.627
Incremento de la depreciación y amortización acumuladas	17.524.659
2.2 GASTOS DE CAPITAL	**106.546.286**
INVERSIÓN REAL DIRECTA	106.546.286
Formación bruta de capital fijo	102.415.286
Maquinaria, equipos y otros bienes muebles	102.415.286
Bienes intangibles	4.131.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0364

Fundación para el Desarrollo del Servicio Eléctrico (FUNDELEC)

FUNDACIÓN PARA EL DESARROLLO DEL SERVICIO ELÉCTRICO (FUNDELEC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para el Desarrollo del Servicio Eléctrico (Fundelec), fue creada mediante Decreto Presidencial N° 2.384, de fecha 18 de junio de 1992, publicado en la Gaceta Oficial N° 35.010, de fecha 21 de julio de 1992 y cuya Acta Constitutiva y Estatutos fueron protocolizados en fecha 24 de Septiembre de 1993, ante la Oficina Subalterna de Registro del Primer Circuito del Municipio Libertador del Distrito Federal (ahora Distrito Capital), quedando registrados bajo el N° 03, del Tomo 50, del Protocolo 1°, realizada su última modificación estatutaria en fecha 30 de abril de 2013, Registrada por ante la Oficina de Registro Público del Primer Circuito del Municipio Libertador, Distrito Capital, quedando anotado bajo el N°. 1, Folio 1, Tomo 14, Protocolo de Transcripción del presente año, publicado en Gaceta Oficial de la República Bolivariana de Venezuela N°. 40.177, de fecha 29 de mayo de 2013.

Fundelec según decreto N° 6991 de fecha 28/10/2009 publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N°39.294 de la misma fecha, pasa a ser un entre adscrito del Ministerio del Poder Popular para la Energía Eléctrica.

La Fundación tiene por objeto la investigación, planificación, organización, administración, realización y ejecución de programas, proyectos, convenios y estudios de carácter técnico, que permitan asegurar al Ministerio del Poder Popular para la Energía Eléctrica la formulación y ejecución de políticas públicas que garanticen a la Corporación Eléctrica la prestación de un servicio eléctrico acorde con las necesidades del País y que contribuya al fortalecimiento tanto del Servicio Eléctrico Nacional como al proceso de integración energética regional.

Con el paso del tiempo la Fundación ha ido adecuando sus competencias en respuesta a los requerimientos y exigencias del Órgano Tutelar, y de las orientaciones que en materia de política energética ha experimentado el sector y el Servicio Eléctrico Venezolano.

De acuerdo a las líneas generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019, los proyectos se encuentran enmarcados en dos Objetivos Históricos correspondientes a:

- Defender expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la independencia nacional.
- Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y del Caribe, que garanticen la conformación de una zona de paz en Nuestra América.
- Preservar la vida en el planeta y salvar a la especie humana.

El presupuesto para el Ejercicio Económico Financiero 2016 asciende a Bs. 1.602.972.371, y será financiado con ingresos corrientes por Bs. 1.456.302.644, que provendrán de la transferencia del Ministerio del Poder Popular para la Energía Eléctrica, ingresos de capital por Bs. 7.784.904 producto del incremento de la depreciación y amortización acumulada; y fuentes financieras por Bs. 138.884.823 de disponibilidades en bancos.

Los gastos corrientes se ubican en Bs. 1.395.066.903, orientándose a gastos de personal Bs. 647.156.717 para una plantilla de 470 trabajadores, a materiales, suministros y mercancías Bs. 85.645.614, a servicios no personales Bs. 203.509.654, de los cuales corresponden a impuestos indirectos Bs. 48.498.714, a la depreciación y amortización del año Bs. 7.784.904, a transferencias Bs. 450.287.236 y a otros gastos Bs. 682.778.

Los gastos de capital suman Bs. 196.761.468, de los cuales Bs. 141.227.532 se destinarán a la adquisición de maquinaria, equipos y otros bienes muebles, Bs. 7.506.232 para la construcción de bienes del dominio privado y público y Bs. 48.027.704 a la adquisición de paquetes y programas de computación; y las aplicaciones financieras por Bs. 11.144.000 estarían orientadas a disminución de pasivos.

Del total del presupuesto se aplicarán Bs. 1.187.947.061 a la ejecución de proyectos, es decir, 74,1% y a las acciones centralizadas Bs. 415.025.310, equivalentes al 25,9%.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.456.302.644**
INGRESOS CORRIENTES ORDINARIOS	1.456.302.644
TRANSFERENCIAS CORRIENTES	1.456.302.644
Transferencias corrientes del sector público	1.456.302.644
Transferencias corrientes internas recibidas del sector público	1.456.302.644
De la República	1.456.302.644
INGRESOS DE CAPITAL	**7.784.904**
RECURSOS PROPIOS DE CAPITAL	7.784.904
Incremento de la depreciación y amortización acumuladas	7.784.904
FUENTES FINANCIERAS	**138.884.823**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	138.884.823
Disminución de otros activos financieros	138.884.823
Disminución de disponibilidades	138.884.823
Disminución de bancos	138.884.823
TOTAL RECURSOS	**1.602.972.371**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.395.066.903**
GASTOS DE CONSUMO	944.184.889
Remuneraciones	647.156.717
Sueldos, salarios y otras retribuciones	186.161.164
Beneficios y complementos de sueldos y salarios	231.233.691
Aportes patronales	17.468.740
Prestaciones sociales y otras indemnizaciones	43.998.446
Asistencia socioeconómica	168.294.676
Compra de bienes y servicios	240.424.554
Bienes de consumo	85.645.614
Servicios no personales	154.778.940
Impuestos indirectos	48.498.714
Depreciación y amortización	7.784.904
Provisiones y otros gastos	320.000
Cuentas incobrables	320.000
GASTOS DE LA PROPIEDAD	232.000
Derechos sobre bienes intangibles	232.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	450.287.236
Al sector privado	9.230.496
Transferencias corrientes al sector privado	9.230.496
Directas a personas	9.230.496
Jubilaciones y otros beneficios asociados	9.230.496
Al sector público	441.056.740
Transferencias corrientes al sector público	384.051.637
A los entes descentralizados sin fines empresariales para sus gastos	645.800
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	383.405.837
Donaciones corrientes al sector público	57.005.103
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	57.005.103
OTROS GASTOS CORRIENTES	362.778
Otras Pérdidas	16.000
Intereses por mora	346.778
GASTOS DE CAPITAL	**196.761.468**
INVERSIÓN REAL DIRECTA	196.761.468
Formación bruta de capital fijo	148.733.764
Maquinaria, equipos y otros bienes muebles	141.227.532

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
Construcciones de bienes de dominio privado	2.506.232
Construcciones de bienes de dominio público	5.000.000
Bienes intangibles	48.027.704
APLICACIONES FINANCIERAS	**11.144.000**
DISMINUCIÓN DE PASIVOS	11.144.000
Disminución de cuentas y efectos por pagar	9.444.000
Disminución de cuentas y efectos por pagar a corto plazo	6.444.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	250.000
Disminución de aportes patronales y retenciones laborales por pagar	1.194.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	500.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	6.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	250.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	250.000
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, matemidad (HCM) y gastos funerarios	3.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	35.000
Disminución de otros aportes patronales por pagar	100.000
Disminución de otras retenciones laborales por pagar	50.000
Disminución cuentas por pagar a proveedores a corto plazo	1.000.000
Disminución cuentas por pagar a contratistas a corto plazo	4.000.000
Disminución de otras cuentas y efectos por pagar	3.000.000
Disminución de otras cuentas por pagar a corto plazo	3.000.000
Disminución de otros pasivos	1.700.000
Disminución de provisiones y reservas técnicas	1.700.000
Disminución de provisiones	1.700.000
Disminución de provisiones para despidos	1.000.000
Disminución de provisiones para beneficios sociales	500.000
Disminución de otras provisiones	200.000
TOTAL EGRESOS	**1.602.972.371**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Meta		Género		Fecha de Inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
N.E	Ppto.		Unidad de Medida	Cant.	Fem.	Masc.							
69920	A03640015000	Instalación de sistemas híbridos (Eólicos-Fotovoltaicos-Diesel) en comunidades aisladas, indígenas y fronterizas	Sistema	940			01/10/2007	31/12/2018	117.313.120	49.171.373	151.231.213		317.715.706
117214	A03640051000	Estudio de factibilidad para la construcción de pequeñas centrales hidroeléctricas	Estudio	7			01/01/2013	31/12/2016	39.919.911	39.981.806			79.901.717
125001	A03640070000	Desarrollo de herramienta para el diseño óptimo de la expansión del sistema eléctrico nacional (SEN), Considerando los sistemas de generación y transmisión en forma conjunta.	Herramienta Tecnológica	1			01/01/2015	31/12/2017	12.709.620	12.523.447	18.851.500		44.084.567
125088	A03640067000	Renovación tecnológica y estabilización del sistema uniforme para el control y la regulación de la electricidad (SUCRE).	Módulo	4			01/01/2015	31/12/2016	17.223.245	19.653.884			36.877.129
125214	A03640068000	Implantación y puesta en marcha de la aplicación especializada para la fiscalización del servicio eléctrico a nivel nacional	Herramienta Tecnológica	1			01/01/2015	31/12/2017	17.628.306	18.936.944	41.187.063		77.752.313
125616	A03640043000	Estudio de caracterización de las cargas (ECC) a nivel nacional	Herramienta Tecnológica	1			01/01/2015	31/12/2017	11.915.000	10.133.735	51.326.987		73.375.722
128626	A03640075000	Fabricación de vehículos aéreos no tripulados (VANT) para el sistema eléctrico nacional	Prototipo	2			01/01/2016	30/12/2017		57.087.039	32.460.598		89.547.637

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Meta		Género		Fecha de Inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
N.E	Ppto.		Unidad de Medida	Cant.	Fem.	Masc.							
69920	A03640015000	Instalación de sistemas hibridos (Eólicos-Fotovoltaicos-Diesel) en comunidades aisladas, indígenas y fronterizas	Sistema	940			01/10/2007	31/12/2018	117.313.120	49.171.373	151.231.213		317.715.706
117214	A03640051000	Estudio de factibilidad para la construcción de pequeñas centrales hidroeléctricas	Estudio	7			01/01/2013	31/12/2016	39.919.911	39.981.806			79.901.717
125001	A03640070000	Desarrollo de herramienta para el diseño óptimo de la expansión del sistema eléctrico nacional (SEN). Considerando los sistemas de generación y transmisión en forma conjunta.	Herramienta Tecnológica	1			01/01/2015	31/12/2017	12.709.620	12.523.447	18.851.500		44.084.567
125088	A03640067000	Renovación tecnológica y estabilización del sistema uniforme para el control y la regulación de la electricidad (SUCRE).	Módulo	4			01/01/2015	31/12/2016	17.223.245	19.653.884			36.877.129
125214	A03640068000	Implantación y puesta en marcha de la aplicación especializada para la fiscalización del servicio eléctrico a nivel nacional	Herramienta Tecnológica	1			01/01/2015	31/12/2017	17.628.306	18.936.944	41.187.063		77.752.313
125616	A03640043000	Estudio de caracterización de las cargas (ECC) a nivel nacional	Herramienta Tecnológica	1			01/01/2015	31/12/2017	11.915.000	10.133.735	51.326.987		73.375.722
128626	A03640075000	Fabricación de vehículos aéreos no tripulados (VANT) para el sistema eléctrico nacional	Prototipo	2			01/01/2016	30/12/2017		57.087.039	32.460.598		89.547.637
TOTAL									216.709.202	207.488.228	295.057.361		719.264.791

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
69920	Instalación de sistemas híbridos (Eólicos-Fotovoltaicos-Diésel) en comunidades aisladas, indígenas y fronterizas	Sistema	940					38.642.191			10.529.182	49.171.373
117214	Estudio de factibilidad para la construcción de pequeñas centrales hidroeléctricas	Estudio	7					24.981.806			15.000.000	39.981.806
125001	Desarrollo de herramienta para el diseño óptimo de la expansión del sistema eléctrico nacional (SEN), Considerando los sistemas de generación y transmisión en forma conjunta.	Herramienta Tecnológica	1					9.523.447			3.000.000	12.523.447
125088	Renovación tecnológica y estabilización del sistema uniforme para el control y la regulación de la electricidad (SUCRE).	Módulo	4					17.153.884			2.500.000	19.653.884
125214	Implantación y puesta en marcha de la aplicación especializada para la fiscalización del servicio eléctrico a nivel Nacional	Herramienta Tecnológica	1					14.436.944			4.500.000	18.936.944
125616	Estudio de caracterización de las cargas (ECC) a nivel nacional	Herramienta Tecnológica	1					7.633.735			2.500.000	10.133.735
128529	Acompañamiento técnico y metodológico a grandes usuarios en eficiencia energética.	Asistencia Técnica	35					12.323.238			3.000.000	15.323.238
128570	Instalación de sistemas de energías renovables	Sistema Fotovoltaico	250					9.495.360			56.028.863	65.524.223
128626	Fabricación de vehículos aéreos no tripulados (VANT) para el sistema eléctrico nacional	Prototipo	2					52.087.039			5.000.000	57.087.039
128770	Actualización de la plataforma tecnológica y los niveles de seguridad informática de la fundación	Implantación	4					26.604.915				26.604.915

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
128802	Mesas de Energia	Financiamiento	80					732.381.186			10.000.000	742.381.186
128840	Fortalecimiento de las capacidades técnicas de las trabajadoras y trabajadores del sector eléctrico nacional.	Persona	3.000					52.791.897				52.791.897
128904	Mantenimiento de sistemas de energías renovables en comunidades aisladas, indigenas y fronterizas de Venezuela	Mantenimiento	430					62.833.374			15.000.000	77.833.374
TOTAL								1.060.889.016			127.058.045	1.187.947.061

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			299.762.808				299.762.808
02	Gestión Administrativa	7.784.904		86.420.324			11.826.778	106.032.006
03	Previsión y Protección Social			9.230.496				9.230.496
TOTAL		7.784.904		395.413.628			11.826.778	415.025.310

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**204**	**192**		**396**	**43.460.714**		**43.460.714**
Alto Nivel y de Dirección		1		1	118.868		118.868
Directivo	1	6		7	768.083		768.083
Profesional y Técnico	189	141		330	36.209.643		36.209.643
Personal Administrativo	14	44		58	6.364.120		6.364.120
Personal Contratado	**30**	**44**		**74**	**7.842.321**		**7.842.321**
Profesional y Técnico	23	32		55	5.828.752		5.828.752
Personal Administrativo	7	12		19	2.013.569		2.013.569
TOTAL	**234**	**236**		**470**	**51.303.035**		**51.303.035**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**6**	**7**	**13**	**9.230.496**
Empleados	6	7	13	9.230.496
TOTAL	**6**	**7**	**13**	**9.230.496**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	647.156.717
4.02	Materiales, suministros y mercancías	85.645.614
4.03	Servicios no personales	203.509.654
4.04	Activos reales	196.761.468
4.07	Transferencias y donaciones	450.287.236
4.08	Otros gastos	8.467.682
4.11	Disminución de pasivos	11.144.000
	TOTAL	**1.602.972.371**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	1.456.302.644
INGRESOS CORRIENTES ORDINARIOS	1.456.302.644
TRANSFERENCIAS CORRIENTES	1.456.302.644
Transferencias corrientes del sector público	1.456.302.644
Transferencias corrientes internas recibidas del sector público	1.456.302.644
De la República	1.456.302.644
Ministerio del Poder Popular para la Energía Eléctrica	1.456.302.644
- Recursos Ordinarios	1.456.302.644
1.2 GASTOS CORRIENTES	1.395.066.903
GASTOS DE CONSUMO	944.184.889
Remuneraciones	647.156.717
Sueldos, salarios y otras retribuciones	186.161.164
Beneficios y complementos de sueldos y salarios	231.233.691
Aportes patronales	17.468.740
Prestaciones sociales y otras indemnizaciones	43.998.446
Asistencia socioeconómica	168.294.676
Compra de bienes y servicios	240.424.554
Bienes de consumo	85.645.614
Servicios no personales	154.778.940
Impuestos indirectos	48.498.714
Depreciación y amortización	7.784.904
Provisiones y otros gastos	320.000
Cuentas incobrables	320.000
GASTOS DE LA PROPIEDAD	232.000
Derechos sobre bienes intangibles	232.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	450.287.236
Al sector privado	9.230.496
Transferencias corrientes al sector privado	9.230.496
Directas a personas	9.230.496
Jubilaciones y otros beneficios asociados	9.230.496
Al sector público	441.056.740
Transferencias corrientes al sector público	384.051.637
A los entes descentralizados sin fines empresariales para sus gastos	645.800

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	383.405.837
Donaciones corrientes al sector público	57.005.103
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	57.005.103
OTROS GASTOS CORRIENTES	362.778
Otras Pérdidas	16.000
Intereses por mora	346.778
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**61.235.741**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**69.020.645**
RECURSOS PROPIOS DE CAPITAL	69.020.645
Ahorro en cuenta corriente	61.235.741
Incremento de la depreciación y amortización acumuladas	7.784.904
2.2 GASTOS DE CAPITAL	**196.761.468**
INVERSIÓN REAL DIRECTA	196.761.468
Formación bruta de capital fijo	148.733.764
Maquinaria, equipos y otros bienes muebles	141.227.532
Construcciones de bienes de dominio privado	2.506.232
Construcciones de bienes de dominio público	5.000.000
Bienes intangibles	48.027.704
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(127.740.823)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**138.884.823**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	138.884.823
Disminución de otros activos financieros	138.884.823
Disminución de disponibilidades	138.884.823
Disminución de bancos	138.884.823
3.2 APLICACIONES FINANCIERAS	**138.884.823**
DISMINUCIÓN DE PASIVOS	11.144.000
Disminución de cuentas y efectos por pagar	9.444.000
Disminución de cuentas y efectos por pagar a corto plazo	6.444.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	250.000
Disminución de aportes patronales y retenciones laborales por pagar	1.194.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	500.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	6.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	250.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	250.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	3.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	35.000
Disminución de otros aportes patronales por pagar	100.000
Disminución de otras retenciones laborales por pagar	50.000
Disminución cuentas por pagar a proveedores a corto plazo	1.000.000
Disminución cuentas por pagar a contratistas a corto plazo	4.000.000
Disminución de otras cuentas y efectos por pagar	3.000.000
Disminución de otras cuentas por pagar a corto plazo	3.000.000
Disminución de otros pasivos	1.700.000
Disminución de provisiones y reservas técnicas	1.700.000
Disminución de provisiones	1.700.000
Disminución de provisiones para despidos	1.000.000
Disminución de provisiones para beneficios sociales	500.000
Disminución de otras provisiones	200.000
DÉFICIT FINANCIERO	127.740.823

63
Consejo Federal de Gobierno

Consejo Federal de Gobierno

A0249 Fondo de Compensación Interterritorial

A0553 Autoridad Única del Distrito Motor de Desarrollo Ciudad Caribia

A0249

Fondo de Compensación Interterritorial

FONDO DE COMPENSACIÓN INTERTERRITORIAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Fondo de Compensación Interterritorial (FCI), como ente descentralizado encargado del financiamiento de las inversiones públicas, promueve el desarrollo equilibrado de las regiones, la complementación de las políticas e iniciativas de desarrollo de las entidades político territoriales, la realización de obras, servicios esenciales en las regiones y comunidades de menor desarrollo relativo; a través del Índice Relativo de Desarrollo, permite distribuir los recursos en todo el país, atendiendo el desarrollo de las regiones, con lo cual no solo se afecta positivamente a las zonas más desfavorecidas sino que se origina la descentralización, al distribuir bienes y servicios con justicia y equidad.

Atendiendo a la metodología del Índice Relativo de Desarrollo, el FCI distribuye los recursos para el financiamiento de los Planes de Inversión y Proyectos asociados en todo el país atendiendo las diversidades de las regiones. Esto permitirá que la Institución pueda impactar favorablemente en la producción de bienes, servicios e infraestructura, con lo cual, se sientan las bases para potenciar el desarrollo de nuevas formas de producción territorial.

El Fondo de Compensación Interterritorial para el Ejercicio Económico Financiero 2016, estima ingresos por el orden de Bs. 105.916.829.997, provenientes del aporte del Consejo Federal de Gobierno, de los cuales serán destinados la cantidad de Bs. 105.695.975.557 para la ejecución del proyecto “Afianzar la inversión pública en las zonas de menor desarrollo relativo, mediante el financiamiento de proyectos que garanticen la dotación de obras y servicios necesarios para el fortalecimiento de las capacidades regionales” y Bs. 220.854.440 para las acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**217.307.210**
INGRESOS CORRIENTES ORDINARIOS	217.307.210
TRANSFERENCIAS CORRIENTES	217.307.210
Transferencias corrientes del sector público	217.307.210
Transferencias corrientes internas recibidas del sector público	217.307.210
De la República	217.307.210
INGRESOS DE CAPITAL	**105.699.522.787**
RECURSOS PROPIOS DE CAPITAL	3.547.230
Incremento de la depreciación y amortización acumuladas	3.547.230
TRANSFERENCIAS Y DONACIONES DE CAPITAL	105.695.975.557
Transferencias y donaciones de capital del sector público	105.695.975.557
Transferencias de capital recibidas del sector público	105.695.975.557
De la República	105.695.975.557
TOTAL RECURSOS	**105.916.829.997**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**220.854.440**
GASTOS DE CONSUMO	220.188.425
Remuneraciones	171.128.228
Sueldos, salarios y otras retribuciones	75.239.142
Beneficios y complementos de sueldos y salarios	47.244.559
Aportes patronales	7.622.767
Prestaciones sociales y otras indemnizaciones	14.297.353
Asistencia socioeconómica	26.724.407
Compra de bienes y servicios	40.748.247
Servicios no personales	40.748.247
Impuestos indirectos	4.764.720
Depreciación y amortización	3.547.230
TRANSFERENCIAS Y DONACIONES CORRIENTES	666.015
Al sector privado	666.015
Transferencias corrientes al sector privado	666.015
Directas a personas	666.015
Pensiones y otros beneficios asociados	666.015
GASTOS DE CAPITAL	**105.695.975.557**
TRANSFERENCIAS Y DONACIONES DE CAPITAL	105.695.975.557
Al sector público	105.695.975.557
Fondo de Compensación Interterritorial	105.695.975.557
Fondo de Compensación Interritorial Estadal	39.107.510.956
Fondo de Compensación Interritorial Municipal	29.594.873.156
Fondo de Compensación Interritorial Poder Popular	31.708.792.667
Fondo de Compensación Interritorial Fortalecimiento Institucional	5.284.798.778
TOTAL EGRESOS	**105.916.829.997**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
129337	Afianzar la inversión pública en las zonas de menor desarrollo relativo, mediante el financiamiento de proyectos que garanticen la dotación de obras y servicios necesarios para el fortalecimiento de las capacidades regionales	transferencia	11.500					105.695.975.557				105.695.975.557
TOTAL								**105.695.975.557**				**105.695.975.557**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			173.029.141				173.029.141
02	Gestión administrativa	3.547.230		43.612.054				47.159.284
03	Previsión y protección social			666.015				666.015
TOTAL		**3.547.230**		**217.307.210**				**220.854.440**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**194**	**143**		**337**	**34.963.910**		**34.963.910**
Alto Nivel y de Dirección		1		1	353.376		353.376
Directivo	4	3		7	2.473.648		2.473.648
Profesional y Técnico	125	75		200	22.454.674		22.454.674
Personal Administrativo	50	39		89	6.425.061		6.425.061
Obrero	15	25		40	3.257.151		3.257.151
Personal Contratado	**32**	**31**		**63**	**6.442.925**		**6.442.925**
Profesional y Técnico	21	20		41	4.684.510		4.684.510
Personal Administrativo	11	11		22	1.758.415		1.758.415
TOTAL	**226**	**174**		**400**	**41.406.835**		**41.406.835**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	3	3	6	**666.015**
Empleados	3	3	6	666.015
TOTAL	3	3	6	**666.015**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	171.128.228
4.03	Servicios no personales	45.512.967
4.07	Transferencias y donaciones	105.696.641.572
4.08	Otros gastos	3.547.230
	TOTAL	**105.916.829.997**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**217.307.210**
INGRESOS CORRIENTES ORDINARIOS	217.307.210
TRANSFERENCIAS CORRIENTES	217.307.210
Transferencias corrientes del sector público	217.307.210
Transferencias corrientes internas recibidas del sector público	217.307.210
De la República	217.307.210
Consejo Federal de Gobiemo	217.307.210
1.2 GASTOS CORRIENTES	**220.854.440**
GASTOS DE CONSUMO	220.188.425
Remuneraciones	171.128.228
Sueldos, salarios y otras retribuciones	75.239.142
Beneficios y complementos de sueldos y salarios	47.244.559
Aportes patronales	7.622.767
Prestaciones sociales y otras indemnizaciones	14.297.353
Asistencia socioeconómica	26.724.407
Compra de bienes y servicios	40.748.247
Servicios no personales	40.748.247
Impuestos indirectos	4.764.720
Depreciación y amortización	3.547.230
TRANSFERENCIAS Y DONACIONES CORRIENTES	666.015
Al sector privado	666.015
Transferencias corrientes al sector privado	666.015
Directas a personas	666.015
Pensiones y otros beneficios asociados	666.015
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(3.547.230)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**105.695.975.557**
Desahorro en cuenta corriente	(3.547.230)
Incremento de la depreciación y amortización acumuladas	3.547.230
TRANSFERENCIAS Y DONACIONES DE CAPITAL	105.695.975.557
Transferencias y donaciones de capital del sector público	105.695.975.557
Transferencias de capital recibidas del sector público	105.695.975.557
De la República	105.695.975.557
Consejo Federal de Gobiemo	105.695.975.557

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2.2 GASTOS DE CAPITAL	**105.695.975.557**
TRANSFERENCIAS Y DONACIONES DE CAPITAL	105.695.975.557
Al sector público	105.695.975.557
Fondo de Compensación Interterritorial	105.695.975.557
Fondo de Compensación Interritorial Estadal	39.107.510.956
Fondo de Compensación Interritorial Municipal	29.594.873.156
Fondo de Compensación Interritorial Poder Popular	31.708.792.667
Fondo de Compensación Interritorial Fortalecimiento Institucional	5.284.798.778
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0553

Autoridad Única del Distrito Motor de Desarrollo Ciudad Caribia

AUTORIDAD ÚNICA DEL DISTRITO MOTOR DE DESARROLLO CIUDAD CARIBIA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Para el Ejercicio Económico Financiero 2016 la Autoridad Única Del Distrito Motor de Desarrollo Ciudad Caribia, se ha trazado como actividad fundamental, promover el fortalecimiento y consolidación de las comunas, ejes comunales, zonas de desarrollo y corredores productivos, de acuerdo a lo establecido en las Líneas Generales del Plan de la Patria, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013 – 2019. Además, desarrollará acciones y medidas, en materia económica, social, científica y tecnológica conforme a lo establecido en la Ley Orgánica del Consejo Federal de Gobierno y sus reglamentos. En este sentido, se tiene planteado lo siguiente:

- Para el correcto funcionamiento de la Autoridad Única Del Distrito Motor de Desarrollo Ciudad Caribia propondrá y ejecutará proyectos productivos acordes a sus potencialidades.
- Monitoreará la creación de empresas socialistas públicas o privadas, cuya actividad coadyuve con el desarrollo de la Autoridad Única Del Distrito Motor de Desarrollo Ciudad Caribia.
- Diagnosticará los problemas sociales existentes en las zonas de influencias de la Autoridad Única Del Distrito Motor de Desarrollo Ciudad Caribia y junto con las comunidades propondrá la ejecución de las soluciones a los mismos, estableciendo mecanismos para una efectiva participación política, cultural y económica de los diversos actores sociales y organizaciones del sector.

El ente para el Ejercicio Económico Financiero 2016, estima recursos presupuestarios por el orden de Bs. 44.612.053 provenientes de aportes del Ejecutivo Nacional, de los cuales serán destinados la cantidad de Bs.24.786.812 para la ejecución de proyecto "Orientar el Desarrollo de la Escala Subregional, mediante la Instalación de los Consejos Distritales de Planificación y Estrategia del Distrito Motor Ciudad Caribia." y Bs. 19.825.241 para las acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**44.612.053**
INGRESOS CORRIENTES ORDINARIOS	44.612.053
TRANSFERENCIAS CORRIENTES	44.612.053
Transferencias corrientes del sector público	44.612.053
Transferencias corrientes internas recibidas del sector público	44.612.053
De la Republica	44.612.053
TOTAL RECURSOS	**44.612.053**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**43.292.136**
GASTOS DE CONSUMO	42.042.136
Remuneraciones	34.154.005
Sueldos, salarios y otras retribuciones	19.076.217
Beneficios y complementos de sueldos y salarios	5.562.050
Aportes patronales	2.250.624
Prestaciones sociales y otras indemnizaciones	4.417.614
Asistencia socioeconómica	2.847.500
Compra de bienes y servicios	6.993.618
Bienes de consumo	3.695.000
Servicios no personales	3.298.618
Impuestos indirectos	894.513
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.250.000
Al sector privado	1.250.000
Donaciones corrientes al sector privado	1.250.000
Donaciones a personas	1.250.000
GASTOS DE CAPITAL	**1.319.917**
INVERSIÓN REAL DIRECTA	1.319.917
Formación bruta de capital fijo	1.319.917
Maquinaria, equipos y otros bienes muebles	1.319.917
TOTAL EGRESOS	**44.612.053**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
129369	Orientar el desarrollo de la escala subregional, mediante la instalación de los Consejos Distritales de Planificación y Estrategia del Distrito Motor Ciudad Caribia.	empresa de propiedad social	1					24.786.812				24.786.812
	TOTAL							24.786.812				24.786.812

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			19.825.241				19.825.241
	TOTAL			19.825.241				19.825.241

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**24**	**14**		**38**	**4.020.000**		**4.020.000**
Alto Nivel y de Dirección	1			1	300.000		300.000
Directivo	4	2		6	514.500		514.500
Profesional y Técnico	11	9		20	1.890.500		1.890.500
Personal Administrativo	8	3		11	1.315.000		1.315.000
Personal Contratado	**10**	**10**		**20**	**3.150.050**		**3.150.050**
Profesional y Técnico	10	10		20	3.150.050		3.150.050
TOTAL	34	24		58	7.170.050		7.170.050

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	34.154.005
4.02	Materiales, suministros y mercancías	3.695.000
4.03	Servicios no personales	4.193.131
4.04	Activos reales	1.319.917
4.07	Transferencias y donaciones	1.250.000
	TOTAL	**44.612.053**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	44.612.053
INGRESOS CORRIENTES ORDINARIOS	44.612.053
TRANSFERENCIAS CORRIENTES	44.612.053
Transferencias corrientes del sector público	44.612.053
Transferencias corrientes internas recibidas del sector público	44.612.053
De la Republica	44.612.053
Consejo Federal de Gobierno	44.612.053
1.2 GASTOS CORRIENTES	43.292.136
GASTOS DE CONSUMO	42.042.136
Remuneraciones	34.154.005
Sueldos, salarios y otras retribuciones	19.076.217
Beneficios y complementos de sueldos y salarios	5.562.050
Aportes patronales	2.250.624
Prestaciones sociales y otras indemnizaciones	4.417.614
Asistencia socioeconómica	2.847.500
Compra de bienes y servicios	6.993.618
Bienes de consumo	3.695.000
Servicios no personales	3.298.618
Impuestos indirectos	894.513
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.250.000
Al sector privado	1.250.000
Donaciones corrientes al sector privado	1.250.000
Donaciones a personas	1.250.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	1.319.917
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	1.319.917
RECURSOS PROPIOS DE CAPITAL	1.319.917
Ahorro en cuenta corriente	1.319.917
2.2 GASTOS DE CAPITAL	1.319.917
INVERSIÓN REAL DIRECTA	1.319.917
Formación bruta de capital fijo	1.319.917
Maquinaria, equipos y otros bienes muebles	1.319.917
2.3 RESULTADO FINANCIERO : EQUILIBRIO	0

65
Ministerio del Poder Popular para el Servicio Penitenciario

Ministerio del Poder Popular para el Servicio Penitenciario

A0003 Instituto Autónomo Caja de Trabajo Penitenciario

A0118 Fondo Nacional para Edificaciones Penitenciarias (FONEP)

A0003

Instituto Autónomo Caja de Trabajo Penitenciario

INSTITUTO AUTÓNOMO CAJA DE TRABAJO PENITENCIARIO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Autónomo Caja de Trabajo Penitenciario (Iactp) para el Año 2016, enmarcado en las "Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013–2019", tiene como propósito cumplir las metas planteadas de la incorporación de la población privada de libertad en los procesos socioproductivos a través de actividades de motivación, capacitación y ocupación integral, que les permita conservar conductas positivas dentro de los establecimientos penitenciarios así como también una vez cumplida la pena posea herramientas del saber y el hacer como base sólida para el desarrollo de su vida cotidiana, para la autosustentabilidad y la de su núcleo familiar y así evitar que recurra en hechos que lo conlleven a la privación de libertad nuevamente. Cada uno de los recursos asignados para el proyecto "Motivar, capacitar y ocupar en las unidades socio-productivas a las y los privados de libertad hacia la transformación de la mujer y el hombre nuevo (Etapa I) en el marco del Plan Llegó la Chamba", serán invertidos eficientemente en dar cumplimiento cabal a las metas establecidas.

En este proyecto se desarrollan las capacidades de los privados y privadas de libertad para su beneficio integral, a través de la motivación capacitación y ocupación. Para el año 2016 se estima una meta de 3.000 internos inmersos en las actividades socioproductivas, como lo son las áreas agrícolas, carpintería, herrería, panaderías, agrícolas, pecuarias, textiles, artesanales, productos desinfectantes, al mismo tiempo para mantener la operatividad de las unidades socioproductivas se realizará un plan de mantenimiento (preventivo y correctivo) de 375 maquinarias y equipos a nivel nacional, con el fin de garantizar espacios de trabajo y herramientas óptimas para mantener operativas las actividades diarias desarrolladas por los privados y privadas de libertad. Este proyecto contempla la creación y fortalecimiento de 30 unidades socioproductivas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**148.111.366**
INGRESOS CORRIENTES ORDINARIOS	148.111.366
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	16.100.000
Venta de otros bienes y servicios	16.100.000
TRANSFERENCIAS CORRIENTES	132.011.366
Transferencias corrientes del sector público	132.011.366
Transferencias corrientes internas recibidas del sector público	132.011.366
De la República	132.011.366
INGRESOS DE CAPITAL	**235.260**
RECURSOS PROPIOS DE CAPITAL	235.260
Incremento de la depreciación y amortización acumuladas	235.260
TOTAL RECURSOS	**148.346.626**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**138.783.381**
GASTOS DE CONSUMO	126.819.422
Remuneraciones	85.702.355
Sueldos, salarios y otras retribuciones	34.084.751
Beneficios y complementos de sueldos y salarios	10.598.284
Aportes patronales	2.651.350
Prestaciones sociales y otras indemnizaciones	6.048.875
Asistencia socioeconómica	32.319.095
Compra de bienes y servicios	39.536.398
Bienes de consumo	20.921.372
Servicios no personales	18.615.026
Impuestos indirectos	1.345.409
Depreciación y amortización	235.260
TRANSFERENCIAS Y DONACIONES CORRIENTES	11.963.959
Al sector privado	11.963.959
Transferencias corrientes al sector privado	2.776.818
Directas a personas	2.776.818
Pensiones y otros beneficios asociados	1.566.485
Jubilaciones y otros beneficios asociados	1.210.333
Donaciones corrientes al sector privado	9.187.141
Donaciones a personas	9.187.141
GASTOS DE CAPITAL	**9.213.088**
INVERSIÓN REAL DIRECTA	9.213.088
Formación bruta de capital fijo	8.847.411
Maquinaria, equipos y otros bienes muebles	8.148.615
Construcciones de bienes de dominio privado	698.796
Bienes intangibles	365.677
APLICACIONES FINANCIERAS	**350.157**
DISMINUCIÓN DE PASIVOS	350.157
Disminución de cuentas y efectos por pagar	350.157
Disminución de cuentas y efectos por pagar a corto plazo	350.157
Disminución de sueldos, salarios y otras remuneraciones por pagar	350.157
TOTAL EGRESOS	**148.346.626**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
128617	Motivar, capacitar y ocupar en las unidades socio-productivas a las y los privados de libertad hacia la transformación de la mujer y el hombre nuevo (Etapa I) en el marco del Plan Llegó la Chamba.	Interno	3.000			16.100.000		92.300.794				108.400.794
TOTAL						16.100.000		92.300.794				108.400.794

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			14.259.935				14.259.935
02	Gestión Administrativa	235.260		22.551.405				22.786.665
03	Previsión y Protección Social			2.899.232				2.899.232
TOTAL		235.260		39.710.572				39.945.832

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**39**	**63**		**102**	**4.861.086**	**1.565.427**	**6.426.513**
Alto Nivel y de Dirección		1		1	1.268.015	641.245	1.909.260
Directivo	4	4		8	148.137	49.175	197.312
Profesional y Técnico	17	17		34	1.404.099	323.280	1.727.379
Personal Administrativo	15	7		22	662.142	212.095	874.237
Obrero	3	34		37	1.378.693	339.632	1.718.325
Personal Contratado	**67**	**98**		**165**	**3.258.500**		**3.258.500**
Profesional y Técnico	29	34		63	1.244.155		1.244.155
Personal Administrativo	38	64		102	2.014.345		2.014.345
TOTAL	106	161		267	8.119.586	1.565.427	9.685.013

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	4	13	17	**1.210.333**
Empleados	4	6	10	700.000
Obreros		7	7	510.333
Pensionados	13	9	22	**1.566.485**
Empleados	9	3	12	759.227
Obreros	4	6	10	807.258
TOTAL	17	22	39	2.776.818

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	85.702.355
4.02	Materiales, suministros y mercancías	20.921.372
4.03	Servicios no personales	19.960.435
4.04	Activos reales	9.213.088
4.07	Transferencias y donaciones	11.963.959
4.08	Otros gastos	235.260
4.11	Disminución de pasivos	350.157
	TOTAL	**148.346.626**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	148.111.366
INGRESOS CORRIENTES ORDINARIOS	148.111.366
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	16.100.000
Venta de otros bienes y servicios	16.100.000
TRANSFERENCIAS CORRIENTES	132.011.366
Transferencias corrientes del sector público	132.011.366
Transferencias corrientes internas recibidas del sector público	132.011.366
De la República	132.011.366
Del Ministerio del Poder Popular para el Servicio Penitenciario	132.011.366
Ingresos Ordinarios	132.011.366
1.2 GASTOS CORRIENTES	138.783.381
GASTOS DE CONSUMO	126.819.422
Remuneraciones	85.702.355
Sueldos, salarios y otras retribuciones	34.084.751
Beneficios y complementos de sueldos y salarios	10.598.284
Aportes patronales	2.651.350
Prestaciones sociales y otras indemnizaciones	6.048.875
Asistencia socioeconómica	32.319.095
Compra de bienes y servicios	39.536.398
Bienes de consumo	20.921.372
Servicios no personales	18.615.026
Impuestos indirectos	1.345.409
Depreciación y amortización	235.260
TRANSFERENCIAS Y DONACIONES CORRIENTES	11.963.959
Al sector privado	11.963.959
Transferencias corrientes al sector privado	2.776.818
Directas a personas	2.776.818
Pensiones y otros beneficios asociados	1.566.485
Jubilaciones y otros beneficios asociados	1.210.333
Donaciones corrientes al sector privado	9.187.141
Donaciones a personas	9.187.141
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	9.327.985

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**9.563.245**
RECURSOS PROPIOS DE CAPITAL	9.563.245
Ahorro en cuenta corriente	9.327.985
Incremento de la depreciación y amortización acumuladas	235.260
2.2 GASTOS DE CAPITAL	**9.213.088**
INVERSIÓN REAL DIRECTA	9.213.088
Formación bruta de capital fijo	8.847.411
Maquinaria, equipos y otros bienes muebles	8.148.615
Construcciones de bienes de dominio privado	698.796
Bienes intangibles	365.677
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**350.157**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**350.157**
SUPERÁVIT FINANCIERO	350.157
3.2 APLICACIONES FINANCIERAS	**350.157**
DISMINUCIÓN DE PASIVOS	350.157
Disminución de cuentas y efectos por pagar	350.157
Disminución de cuentas y efectos por pagar a corto plazo	350.157
Disminución de sueldos, salarios y otras remuneraciones por pagar	350.157

A0118

Fondo Nacional para Edificaciones Penitenciarias (FONEP)

FONDO NACIONAL PARA EDIFICACIONES PENITENCIARIAS (FONEP)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Fondo Nacional para Edificaciones Penitenciarias (Fonep), está inmerso en las "Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013–2019".

El Fonep, busca para el ejercicio económico financiero 2016, crear conciencia para la humanización del sistema penitenciario en revolución, siendo lo fundamental lograr la reinserción de los privados y privadas de libertad, y otorgarles el derecho de participación protagónica consagrados en la Constitución de la República Bolivariana de Venezuela, al mismo tiempo Fonep tiene como objetivo promover:

- El desarrollo, construcción, rehabilitación y mantenimiento de la infraestructura física penitenciaria, y las entidades de atención de adolescentes en el territorio nacional.
- La dotación y mantenimiento de bienes, servicios y mobiliarios necesarios en los centros penitenciarios y las entidades de atención de adolescentes en el territorio nacional y sedes administrativas, así como la prestación de los servicios asistenciales, educacionales y otros de carácter formativo que operen en dichos centros y los requeridos para el desarrollo de los programas implementados.

El Fonep como organismo estratégico del Sistema Penitenciario ha contemplado dentro de sus lineamientos "Ampliar, recuperar, dotar y construir las Edificaciones Penitenciarias", para garantizar a la población privada de libertad las condiciones necesarias de habitabilidad y profundizar el proceso revolucionario y socialista.

Consciente del firme compromiso, se ha establecido convertir cada establecimiento penitenciario y centro de atención en un espacio de aprendizaje, a través del trabajo productivo como eje organizador de la vida, siendo este el medio para lograr la transformación social de la población hacia el sujeto nuevo socialista, factor fundamental para la construcción de la nueva sociedad, empleando nuevos ensayos educacionales, culturales, participativos que impliquen acciones liberadoras y desalienantes. Para adecuar el sistema penitenciario a los nuevos tiempos y las realidades que pautan los procedimientos constitucionales y para brindar adecuadas condiciones de reclusión a las privadas y privados se llevará a cabo:

- La ampliación y el mantenimiento a dieciséis (16) establecimientos penitenciarios, así como la dotación a cuatro (04) centros.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**368.478.245**
INGRESOS CORRIENTES ORDINARIOS	368.478.245
TRANSFERENCIAS CORRIENTES	368.478.245
Transferencias corrientes del sector público	368.478.245
Transferencias corrientes internas recibidas del sector público	368.478.245
De la República	368.478.245
INGRESOS DE CAPITAL	**1.400.000**
RECURSOS PROPIOS DE CAPITAL	1.400.000
Incremento de la depreciación y amortización acumuladas	1.400.000
TOTAL RECURSOS	**369.878.245**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**294.407.873**
GASTOS DE CONSUMO	279.084.700
Remuneraciones	220.046.947
Sueldos, salarios y otras retribuciones	99.608.976
Beneficios y complementos de sueldos y salarios	33.664.987
Aportes patronales	7.950.657
Prestaciones sociales y otras indemnizaciones	15.295.249
Asistencia socioeconómica	63.527.078
Compra de bienes y servicios	12.520.789
Bienes de consumo	3.851.270
Servicios no personales	8.669.519
Impuestos indirectos	45.116.964
Depreciación y amortización	1.400.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	15.323.173
Al sector privado	1.930.316
Transferencias corrientes al sector privado	1.930.316
Directas a personas	1.930.316
Jubilaciones y otros beneficios asociados	1.930.316
Al sector público	13.392.857
Donaciones corrientes al sector público	13.392.857
A la República	13.392.857
GASTOS DE CAPITAL	**74.430.372**
INVERSIÓN REAL DIRECTA	74.430.372
Formación bruta de capital fijo	74.430.372
Construcciones de bienes de dominio privado	74.430.372
APLICACIONES FINANCIERAS	**1.040.000**
DISMINUCIÓN DE PASIVOS	1.040.000
Disminución de cuentas y efectos por pagar	1.040.000
Disminución de cuentas y efectos por pagar a corto plazo	1.040.000
Disminución de aportes patronales y retenciones laborales por pagar	1.040.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro ahorro obligatorio para la vivienda (Faov)	1.040.000
TOTAL EGRESOS	**369.878.245**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
128548	Ampliación, recuperación, dotación y construcción de los establecimientos penitenciarios a nivel nacional.	Centro penitenciario	19					300.000.000				300.000.000
TOTAL								300.000.000				300.000.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			59.304.740				59.304.740
02	Gestión Administrativa	1.400.000		7.243.189				8.643.189
03	Previsión y Protección Social			1.930.316				1.930.316
TOTAL		1.400.000		68.478.245				69.878.245

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**44**	**36**		**80**	**38.023.852**		**38.023.852**
Alto Nivel y de Dirección	1			1	2.420.358		2.420.358
Profesional y Técnico	39	27		66	33.341.129		33.341.129
Obrero	4	9		13	2.262.365		2.262.365
Personal Contratado	**30**	**19**		**49**	**23.802.808**		**23.802.808**
Profesional y Técnico	30	19		49	23.802.808		23.802.808
TOTAL	**74**	**55**		**129**	**61.826.660**		**61.826.660**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	3	4	7	**1.930.316**
Empleados	3	4	7	1.930.316
TOTAL	3	4	7	**1.930.316**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	220.046.947
4.02	Materiales, suministros y mercancías	3.851.270
4.03	Servicios no personales	53.786.483
4.04	Activos reales	74.430.372
4.07	Transferencias y donaciones	15.323.173
4.08	Otros gastos	1.400.000
4.11	Disminución de pasivos	1.040.000
	TOTAL	369.878.245

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**368.478.245**
INGRESOS CORRIENTES ORDINARIOS	368.478.245
TRANSFERENCIAS CORRIENTES	368.478.245
Transferencias corrientes del sector público	368.478.245
Transferencias corrientes internas recibidas del sector público	368.478.245
De la República	368.478.245
Del Ministerio del Poder Popular para el Servicio Penitenciario	368.478.245
Ingresos Ordinarios	368.478.245
1.2 GASTOS CORRIENTES	**294.407.873**
GASTOS DE CONSUMO	279.084.700
Remuneraciones	220.046.947
Sueldos, salarios y otras retribuciones	99.608.976
Beneficios y complementos de sueldos y salarios	33.664.987
Aportes patronales	7.950.657
Prestaciones sociales y otras indemnizaciones	15.295.249
Asistencia socioeconómica	63.527.078
Compra de bienes y servicios	12.520.789
Bienes de consumo	3.851.270
Servicios no personales	8.669.519
Impuestos indirectos	45.116.964
Depreciación y amortización	1.400.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	15.323.173
Al sector privado	1.930.316
Transferencias corrientes al sector privado	1.930.316
Directas a personas	1.930.316
Jubilaciones y otros beneficios asociados	1.930.316
Al sector público	13.392.857
Donaciones corrientes al sector público	13.392.857
A la República	13.392.857
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**74.070.372**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**75.470.372**
RECURSOS PROPIOS DE CAPITAL	75.470.372
Ahorro en cuenta corriente	74.070.372
Incremento de la depreciación y amortización acumuladas	1.400.000
2.2 GASTOS DE CAPITAL	**74.430.372**
INVERSIÓN REAL DIRECTA	74.430.372
Formación bruta de capital fijo	74.430.372
Construcciones de bienes de dominio privado	74.430.372
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**1.040.000**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**1.040.000**
SUPERÁVIT FINANCIERO	1.040.000
3.2 APLICACIONES FINANCIERAS	**1.040.000**
DISMINUCIÓN DE PASIVOS	1.040.000
Disminución de cuentas y efectos por pagar	1.040.000
Disminución de cuentas y efectos por pagar a corto plazo	1.040.000
Disminución de aportes patronales y retenciones laborales por pagar	1.040.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (Faov)	1.040.000

66
Ministerio del Poder Popular para Transporte Acuático y Aéreo

Ministerio del Poder Popular para Transporte Acuático y Aéreo

A0517 Fundación de Desarrollo Nacional Aeroportuario y Portuario (FUNDENAP)

A0658 Instituto Aeropuerto Internacional de Maiquetía (IAIM)

A0932 Instituto Nacional de los Espacios Acuáticos (INEA)

A0939 Instituto Nacional de Aeronáutica Civil (INAC)

A0517

Fundación de Desarrollo Nacional Aeroportuario y Portuario (FUNDENAP)

FUNDACIÓN DE DESARROLLO NACIONAL AEROPORTUARIO Y PORTUARIO (FUNDENAP)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación de Desarrollo Nacional Aeroportuario y Portuario (Fundenap), cuya creación fue autorizada mediante Decreto N° 9.299 del 27-11-2012, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 40.059 de la misma fecha, quedando adscrita al Ministerio del Poder Popular para Transporte Acuático y Aéreo, iniciando sus operaciones en el año 2013.

Fundenap, tiene como objeto elaborar los proyectos de construcción, ampliación, reparaciones, remodelación y modificaciones de la infraestructura portuaria y aeroportuaria del país, conforme a los requerimientos de ubicación geográfica de puertos y aeropuertos, siguiendo la política fijada por el Órgano de adscripción.

Para el Ejercicio Económico Financiero 2016, la Fundación tiene previsto la ejecución de actividades destinadas a la inspección y seguimiento de las obras aeroportuarias y portuarias, a nivel nacional.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
FUENTES FINANCIERAS	**15.205.924**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	15.205.924
Disminución de otros activos financieros	15.205.924
Disminución de cuentas por cobrar a mediano y largo plazo	15.205.924
Disminución de otras cuentas por cobrar a mediano y largo plazo	15.205.924
TOTAL RECURSOS	**15.205.924**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**13.059.624**
GASTOS DE CONSUMO	13.059.624
Remuneraciones	6.336.791
Sueldos, salarios y otras retribuciones	2.839.071
Beneficios y complementos de sueldos y salarios	1.140.880
Aportes patronales	301.277
Prestaciones sociales y otras indemnizaciones	640.143
Asistencia socioeconómica	1.415.420
Compra de bienes y servicios	6.002.533
Bienes de consumo	4.220.773
Servicios no personales	1.781.760
Impuestos indirectos	720.300
GASTOS DE CAPITAL	**2.146.300**
INVERSIÓN REAL DIRECTA	2.146.300
Formación bruta de capital fijo	2.146.300
Maquinaria, equipos y otros bienes muebles	2.146.300
TOTAL EGRESOS	**15.205.924**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras						6.336.790	6.336.790
02	Gestión administrativa						8.869.134	8.869.134
	TOTAL						15.205.924	15.205.924

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo		1		1	85.512		85.512
Alto Nivel y de Dirección		1		1	85.512		85.512
Personal Contratado	10	9		19	1.849.478		1.849.478
Directivo	2	1		3	449.288		449.288
Profesional y Técnico	4	3		7	729.886		729.886
Personal Administrativo	4	5		9	670.304		670.304
TOTAL	10	10		20	1.934.990		1.934.990

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	6.336.791
4.02	Materiales, suministros y mercancias	4.220.773
4.03	Servicios no personales	2.502.060
4.04	Activos reales	2.146.300
	TOTAL	15.205.924

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**0**
1.2 GASTOS CORRIENTES	**13.059.624**
GASTOS DE CONSUMO	13.059.624
Remuneraciones	6.336.791
Sueldos, salarios y otras retribuciones	2.839.071
Beneficios y complementos de sueldos y salarios	1.140.880
Aportes patronales	301.277
Prestaciones sociales y otras indemnizaciones	640.143
Asistencia socioeconómica	1.415.420
Compra de bienes y servicios	6.002.533
Bienes de consumo	4.220.773
Servicios no personales	1.781.760
Impuestos indirectos	720.300
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(13.059.624)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(13.059.624)**
RECURSOS PROPIOS DE CAPITAL	(13.059.624)
Desahorro en cuenta corriente	(13.059.624)
2.2 GASTOS DE CAPITAL	**2.146.300**
INVERSIÓN REAL DIRECTA	2.146.300
Formación bruta de capital fijo	2.146.300
Maquinaria, equipos y otros bienes muebles	2.146.300
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(15.205.924)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**15.205.924**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	15.205.924
Disminución de otros activos financieros	15.205.924
Disminución de cuentas por cobrar a mediano y largo plazo	15.205.924
Disminución de otras cuentas por cobrar a mediano y largo plazo	15.205.924
3.2 APLICACIONES FINANCIERAS	**15.205.924**
DÉFICIT FINANCIERO	15.205.924

A0658

Instituto Aeropuerto Internacional de Maiquetía (IAIM)

INSTITUTO AEROPUERTO INTERNACIONAL DE MAIQUETÍA (IAIM)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Aeropuerto Internacional de Maiquetía (IAIM), cuya creación fue autorizada en atención a lo previsto en la Ley del Instituto Aeropuerto Internacional de Maiquetía y su Reglamento, publicada en la Gaceta Oficial de la República de Venezuela N° 29.585 de fecha 16/08/1971.

El IAIM tiene por objeto desarrollar, administrar y utilizar la infraestructura física, tecnológica y comercial del Aeropuerto Internacional de Maiquetía "Simón Bolívar", destinada al transporte aéreo de pasajeros, carga y correo, con altos estándares de calidad, seguridad y facilitación, que garanticen las operaciones aeronáuticas, de manera productiva y oportuna, apoyadas en todos sus colaboradores y aliados estratégicos, comprometidos con su conocimiento, valores y experiencia, como fortaleza social en pro de los beneficios e intereses de la República Bolivariana de Venezuela y de la colectividad en general.

De igual forma, el IAIM como organismo prestador de servicios en el área aeroportuaria, formula el presupuesto de recursos y egresos para el ejercicio económico financiero 2016, basándose en sus objetivos estratégicos, procurando ejecutar una política de servicio público eficiente y eficaz, de utilidad social, trazándose metas, orientadas a lograr un servicio integral, con los más altos niveles de excelencia, para ser prestados a las usuarias y usuarios, que utilizan sus instalaciones.

En virtud de lo anterior, la capacidad del Aeropuerto Internacional de Maiquetía "Simón Bolívar", viene determinada por la capacidad de todos sus componentes (pistas de vuelo, calles de rodaje, plataformas de estacionamiento de aeronaves, edificios, terminales de pasajeros, aparcamiento de vehículos y accesos, entre otros). En este sentido, para el 2016, tiene como objetivo mantener los estándares de seguridad operacional, rehabilitación y mantenimientos preventivos, en las infraestructuras físicas, técnicas y de seguridad en el aeropuerto, de tal manera que se garantice la excelencia y la calidad en la prestación del servicio, fortaleciendo el uso de nuevas tecnologías y equipamiento, con sus respectivos programas de mantenimiento o transferencia de tecnología, potenciando el desarrollo individual y profesional de los funcionarios del IAIM, consolidando con ello el sentido de la pertinencia y un óptimo clima organizacional, maximizando y administrando los recursos humanos, técnicos y financieros, con mayor eficiencia para alcanzar la excelencia, mejorando por ende la productividad y la competitividad de la Institución.

El presupuesto de recursos y egresos del IAIM para el año 2016 asciende a Bs. 7.351.281.878 y estará financiado con ingresos corrientes, provenientes de ventas de otros bienes y servicios por Bs. 6.411.571.322, ingresos de capital producto de incremento de la depreciación y amortización acumuladas por Bs. 118.710.556 y fuentes financieras por Bs.821.000.000, de disponibilidades de bancos y disminución de cuentas comerciales por cobrar a corto plazo.

El presupuesto de egresos está conformado por gastos corrientes que ascienden a Bs. 6.650.235.398, orientados en mayor proporción a las remuneraciones por Bs. 3.486.796.627, que representan un 52% de estas erogaciones y por gastos de capital que se estiman en Bs. 701.046.480, dirigidos a la adquisición de maquinarias, equipos y otros bienes muebles e intangibles.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**6.411.571.322**
INGRESOS CORRIENTES ORDINARIOS	6.411.571.322
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	6.411.571.322
Venta de otros bienes y servicios	6.411.571.322
INGRESOS DE CAPITAL	**118.710.556**
RECURSOS PROPIOS DE CAPITAL	118.710.556
Incremento de la depreciación y amortización acumuladas	118.710.556
FUENTES FINANCIERAS	**821.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	821.000.000
Disminución de otros activos financieros	821.000.000
Disminución de disponibilidades	716.000.000
Disminución de bancos	716.000.000
Disminución de cuentas por cobrar a corto plazo	105.000.000
Disminución de cuentas comerciales por cobrar a corto plazo	105.000.000
TOTAL RECURSOS	**7.351.281.878**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**6.650.235.398**
GASTOS DE CONSUMO	6.235.593.982
Remuneraciones	3.486.796.627
Sueldos, salarios y otras retribuciones	1.242.013.206
Beneficios y complementos de sueldos y salarios	671.738.089
Aportes patronales	92.720.091
Prestaciones sociales y otras indemnizaciones	243.412.645
Asistencia socioeconómica	1.236.912.596
Compra de bienes y servicios	2.386.807.433
Bienes de consumo	556.891.320
Servicios no personales	1.829.916.113
Impuestos indirectos	243.279.366
Depreciación y amortización	118.710.556
TRANSFERENCIAS Y DONACIONES CORRIENTES	414.641.416
Al sector privado	392.081.416
Transferencias corrientes al sector privado	364.081.416
Directas a personas	364.050.216
Pensiones y otros beneficios asociados	124.429.155
Jubilaciones y otros beneficios asociados	239.621.061
A instituciones sin fines de lucro	31.200
Donaciones corrientes al sector privado	28.000.000
Donaciones a personas	28.000.000
Al sector público	22.560.000
Transferencias corrientes al sector público	16.560.000
A la República	15.000.000
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	1.560.000
Donaciones corrientes al sector público	6.000.000
A los entes descentralizados sin fines empresariales	6.000.000
GASTOS DE CAPITAL	**701.046.480**
INVERSIÓN REAL DIRECTA	701.046.480
Formación bruta de capital fijo	700.410.480
Maquinaria, equipos y otros bienes muebles	284.290.274
Construcciones de bienes de dominio público	416.120.206
Bienes intangibles	636.000
TOTAL EGRESOS	**7.351.281.878**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Meta				Fecha de Inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
N.E	Ppto.		Unidad de Medida	Cant.	Género								
					Fem.	Masc.							
118294	A06580049000	Equipamiento y adquisición de materiales y suministros para el funcionamiento del Aeropuerto Internacional de Maiquetía	Unidad	746.178			01/01/2014	31/12/2019	689.812.919	453.240.282	748.652.000	1.497.304.000	3.389.009.201
118346	A06580050000	Fortalecimiento y modernización de las instalaciones del Aeropuerto Internacional de Maiquetía	Metro Cuadrado	353.463			01/08/2013	31/12/2019	2.307.432.432	403.670.631	18.813.119.808	37.626.239.617	59.150.462.488
121252	A06580047000	Fortalecimiento y conservación de los bienes e inmuebles del Aeropuerto Internacional Simón Bolívar de Maiquetía	Servicio	3.380			01/01/2014	31/12/2019	1.345.924.596	1.400.619.071	1.083.817.488	2.167.634.976	5.997.996.131
121581	A06580051000	Fortalecimiento, mantenimiento y protección del ambiente en las zonas aeroportuarias de Maiquetía.	Metro Cúbico	3.000.000			15/04/2014	31/12/2019	40.538.592	59.920.000	224.125.000	386.875.000	711.458.592
TOTAL									4.383.708.539	2.317.449.984	20.869.714.296	41.678.053.593	69.248.926.412

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
118294	Equipamiento y adquisición de materiales y suministros para el funcionamiento del Aeropuerto Internacional de Maiquetía	Unidad	746.178			453.240.282						453.240.282
118346	Fortalecimiento y modernización de las instalaciones del Aeropuerto Internacional de Maiquetía	Metro cuadrado	353.463			403.670.631						403.670.631
121252	Fortalecimiento y conservación de los bienes e inmuebles del Aeropuerto Internacional Simón Bolívar de Maiquetía	Servicio	3.380			1.400.619.071						1.400.619.071
121581	Fortalecimiento, mantenimiento y protección del ambiente en las zonas aeroportuarias de Maiquetía.	Metro Cúbico	3.000.000			59.920.000						59.920.000
TOTAL						**2.317.449.984**						**2.317.449.984**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	2.743.784.571					821.000.000	3.564.784.571
02	Gestión administrativa	1.104.997.107						1.104.997.107
03	Previsión y protección social	364.050.216						364.050.216
TOTAL		**4.212.831.894**					**821.000.000**	**5.033.831.894**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**666**	**1.019**	**447**	**2.132**	**320.590.376**	**10.685.890**	**331.276.266**
Alto Nivel y de Dirección		1		1	255.204		255.204
Directivo	16	19	38	73	13.880.875	494.028	14.374.903
Profesional y Técnico	331	208	196	735	109.365.418	4.974.116	114.339.534
Personal Administrativo	206	239	147	592	88.087.520	4.006.362	92.093.882
Personal Médico	2	4	19	25	3.719.912	169.188	3.889.100
Personal Bombero	8	123	23	154	22.914.659	1.042.196	23.956.855
Obrero	103	425	24	552	82.366.788		82.366.788
Personal Contratado	**578**	**707**		**1.285**	**161.743.670**		**161.743.670**
Profesional y Técnico	191	129		320	40.278.580		40.278.580
Personal Administrativo	379	574		953	119.954.644		119.954.644
Personal Médico	8	4		12	1.510.446		1.510.446
TOTAL	**1.244**	**1.726**	**447**	**3.417**	**482.334.046**	**10.685.890**	**493.019.936**

PERSONAL JUBILADO Y PENSIONADO (En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**305**	**464**	**769**	**239.621.061**
Empleados	173	188	361	112.487.910
Obreros	132	276	408	127.133.151
Pensionados	**265**	**136**	**401**	**124.429.155**
Empleados	139	74	213	66.093.292
Obreros	126	62	188	58.335.863
TOTAL	**570**	**600**	**1.170**	**364.050.216**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	3.486.796.627
4.02	Materiales, suministros y mercancías	556.891.320
4.03	Servicios no personales	2.073.195.479
4.04	Activos reales	701.046.480
4.07	Transferencias y donaciones	414.641.416
4.08	Otros gastos	118.710.556
	TOTAL	**7.351.281.878**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**6.411.571.322**
INGRESOS CORRIENTES ORDINARIOS	6.411.571.322
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	6.411.571.322
Venta de otros bienes y servicios	6.411.571.322
1.2 GASTOS CORRIENTES	**6.650.235.398**
GASTOS DE CONSUMO	6.235.593.982
Remuneraciones	3.486.796.627
Sueldos, salarios y otras retribuciones	1.242.013.206
Beneficios y complementos de sueldos y salarios	671.738.089
Aportes patronales	92.720.091
Prestaciones sociales y otras indemnizaciones	243.412.645
Asistencia socioeconómica	1.236.912.596
Compra de bienes y servicios	2.386.807.433
Bienes de consumo	556.891.320
Servicios no personales	1.829.916.113
Impuestos indirectos	243.279.366
Depreciación y amortización	118.710.556
TRANSFERENCIAS Y DONACIONES CORRIENTES	414.641.416
Al sector privado	392.081.416
Transferencias corrientes al sector privado	364.081.416
Directas a personas	364.050.216
Pensiones y otros beneficios asociados	124.429.155
Jubilaciones y otros beneficios asociados	239.621.061
A instituciones sin fines de lucro	31.200
Donaciones corrientes al sector privado	28.000.000
Donaciones a personas	28.000.000
Al sector público	22.560.000
Transferencias corrientes al sector público	16.560.000
A la República	15.000.000
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	1.560.000
Donaciones corrientes al sector público	6.000.000
A los entes descentralizados sin fines empresariales	6.000.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(238.664.076)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(119.953.520)**
RECURSOS PROPIOS DE CAPITAL	(119.953.520)
(Desahorro) en cuenta corriente	(238.664.076)
Incremento de la depreciación y amortización acumuladas	118.710.556
2.2 GASTOS DE CAPITAL	**701.046.480**
INVERSIÓN REAL DIRECTA	701.046.480
Formación bruta de capital fijo	700.410.480
Maquinaria, equipos y otros bienes muebles	284.290.274
Construcciones de bienes de dominio público	416.120.206
Bienes intangibles	636.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(821.000.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**821.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	821.000.000
Disminución de otros activos financieros	821.000.000
Disminución de disponibilidades	716.000.000
Disminución de bancos	716.000.000
Disminución de cuentas por cobrar a corto plazo	105.000.000
Disminución de cuentas comerciales por cobrar a corto plazo	105.000.000
3.2 APLICACIONES FINANCIERAS	**821.000.000**
DÉFICIT FINANCIERO	821.000.000

A0932

Instituto Nacional de los Espacios Acuáticos (INEA)

INSTITUTO NACIONAL DE LOS ESPACIOS ACUÁTICOS (INEA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Nacional de los Espacios Acuáticos (INEA), se crea como un ente de gestión, con personalidad jurídica y patrimonio propio, de conformidad con lo dispuesto en la Ley Orgánica de los Espacios Acuáticos, publicada en Gaceta Oficial de la República Bolivariana de Venezuela Nº 37.920 de fecha 25 de septiembre de 2001, reformada inicialmente mediante la Ley Orgánica de los Espacios Acuáticos, publicada en Gaceta Oficial de la República Bolivariana de Venezuela Nº 37.596 de fecha 20 de diciembre de 2002 y posteriormente, según Gaceta Oficial de la República Bolivariana de Venezuela N° 5.890 Extraordinario del 31 de julio de 2008.

Este Instituto, ejerce la administración acuática, en el marco de las políticas del Estado, en dicha materia, con responsabilidad social y excelencia de servicio, con lo cual prevé contribuir al desarrollo sustentable de la Nación, bajo el criterio de cooperación con la integridad territorial y nacionalismo venezolano. Asimismo, tiene la tarea de cumplir con las políticas que dicte el órgano rector de la navegación marítima, fluvial y lacustre, destinada al transporte de personas y bienes, la pesca, turismo, deporte, recreación y a la investigación científica, así como lo relacionado a la materia portuaria y cualquier otra que señale la Ley Orgánica de los Espacios Acuáticos y el Plan Nacional de Desarrollo del Sector Acuático.

La gestión de la Institución, está dirigida a ejercer la autoridad y administración acuática en el ámbito nacional, para satisfacer las necesidades de la gente de mar y entes relacionados con el Sector Acuático, exigiendo el cumplimiento de la normativa legal vigente, con responsabilidad social y promoviendo la participación popular, teniendo como meta ser un Instituto altamente eficiente, que genere máxima calidad en los servicios brindados a nuestros usuarios y coadyuvar con el desarrollo sustentable del Sector Acuático.

Asimismo, esta Ley establece que el INEA, promoverá e incorporará la participación de organizaciones comunitarias locales, redes socio-productivas, cooperativas, además del incentivo al trabajo voluntario, vigilancia y la contraloría social en los servicios, que se presten en todo lo relacionado con el Espacio Acuático Nacional.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**16.798.908.324**
INGRESOS CORRIENTES ORDINARIOS	16.551.708.324
INGRESOS NO TRIBUTARIOS	15.338.880.935
Tasas	15.332.909.313
Ingresos por contribuciones especiales	5.971.622
OTROS INGRESOS	1.212.827.389
Diversos Ingresos	11.563.234
Multas por varios ramos	11.563.234
Otros ingresos ordinarios	1.201.264.155
INGRESOS CORRIENTES EXTRAORDINARIOS	247.200.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	247.200.000
Transferencias y donaciones corrientes recibidas del sector externo	247.200.000
Transferencias corrientes recibidas del exterior	247.200.000
De instituciones sin fines de lucro	247.200.000
INGRESOS DE CAPITAL	**31.698.571**
RECURSOS PROPIOS DE CAPITAL	31.698.571
Incremento de la depreciación y amortización acumuladas	31.698.571
FUENTES FINANCIERAS	**977.990.708**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	977.990.708
Disminución de otros activos financieros	977.990.708
Disminución de disponibilidades	977.990.708
Disminución de bancos	977.990.708
TOTAL RECURSOS	**17.808.597.603**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**7.599.543.317**
GASTOS DE CONSUMO	7.332.300.491
Remuneraciones	2.456.978.382
Sueldos, salarios y otras retribuciones	1.131.557.294
Beneficios y complementos de sueldos y salarios	670.075.753
Aportes patronales	77.124.648
Prestaciones sociales y otras indemnizaciones	138.989.879
Asistencia socioeconómica	439.230.808
Compra de bienes y servicios	3.400.147.659
Bienes de consumo	982.159.140
Servicios no personales	2.417.988.519
Impuestos indirectos	1.443.475.879
Depreciación y amortización	31.698.571
GASTOS DE LA PROPIEDAD	37.128.732
Derechos sobre bienes intangibles	37.128.732
TRANSFERENCIAS Y DONACIONES CORRIENTES	230.114.094
Al sector privado	108.565.052
Transferencias corrientes al sector privado	9.621.052
Directas a personas	9.399.152
Pensiones y otros beneficios asociados	3.012.252
Jubilaciones y otros beneficios asociados	6.386.900
Otras transferencias corrientes internas al sector privado	221.900
Donaciones corrientes al sector privado	98.944.000
Donaciones a personas	22.742.400
Donaciones a instituciones sin fines de lucro	76.201.600
Al sector público	118.443.800
Transferencias corrientes al sector público	40.221.900
A la República	221.900
A los entes descentralizados sin fines empresariales para sus gastos	40.000.000
Donaciones corrientes al sector público	78.221.900
A la República	23.000.000
A los entes descentralizados sin fines empresariales	15.221.900
Al Poder Estadal	40.000.000
Al sector externo	3.105.242
Transferencias corrientes al exterior	3.105.242
A organismos internacionales	3.105.242

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS DE CAPITAL	**9.874.254.286**
INVERSIÓN REAL DIRECTA	9.374.254.286
Formación bruta de capital fijo	9.363.254.286
Maquinaria, equipos y otros bienes muebles	3.146.125.709
Construcciones de bienes de dominio privado	2.286.328.577
Construcciones de bienes de dominio público	3.930.800.000
Bienes intangibles	11.000.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	500.000.000
Al sector público	500.000.000
Transferencias de capital al sector público	500.000.000
A entes descentralizados financieros bancarios	500.000.000
APLICACIONES FINANCIERAS	**334.800.000**
DISMINUCIÓN DE PASIVOS	334.800.000
Disminución de cuentas y efectos por pagar	334.800.000
Disminución de cuentas y efectos por pagar a corto plazo	10.800.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	10.800.000
Disminución de cuentas y efectos por pagar a mediano y largo plazo	324.000.000
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	20.000.000
Disminución de cuentas por pagar a contratistas a mediano y largo plazo	304.000.000
TOTAL EGRESOS	**17.808.597.603**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código N.E	Código Ppto.	Denominación	Meta Unidad de Medida	Meta Cant.	Género Fem.	Género Masc.	Fecha de inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
125301	A09320050000	Fortalecimiento y mantenimiento del servicio de remolcadores, pilotaje y actividades conexas del Sector Acuático.	Buque	17			01/01/2014	31/12/2019	988 800.000	5.960.627.740	9.589.539.585	16.939.079.170	33.478.046.495
128684	A09320051000	Fortalecimiento y desarrollo de la industria naval venezolana	Comité	1			01/01/2016	31/12/2017		2.828.133.553	195.030.881		3.023.164.434
128689	A09320052000	Fortalecimiento de la infraestructura, equipos y capacitación del Sector Acuático.	Financiamiento	2.104			01/01/2016	31/12/2017		5.752.000.000	3.450.000.000		9.202.000.000
		TOTAL							988.800.000	14.540.761.293	13.234.570.466	16.939.079.170	45.703.210.929

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
125301	Fortalecimiento y mantenimiento del servicio de remolcadores, pilotaje y actividades conexas del Sector Acuático.	Buque	17			4.735.437.032				247.200.000	977.990.708	5.960.627.740
128684	Fortalecimiento y desarrollo de la industria naval venezolana	Comité	1			2.828.133.553						2.828.133.553
128689	Fortalecimiento de la infraestructura, equipos y capacitación del Sector Acuático.	Financiamiento	2.104			5.752.000.000						5.752.000.000
TOTAL						13.315.570.585				247.200.000	977.990.708	14.540.761.293

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos - Ingresos - Ingresos Propios	Recursos - Ingresos - Transferencias y Donaciones - De la República - Proyectos por Endeudamiento	Recursos - Ingresos - Transferencias y Donaciones - De la República - Otras	Recursos - Ingresos - Transferencias y Donaciones - De los Entes Descentralizados	Recursos - Ingresos - Transferencias y Donaciones - Otras	Recursos - Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	634.235.319						634.235.319
02	Gestión administrativa	2.624.201.839						2.624.201.839
03	Previsión y protección social	9.399.152						9.399.152
	TOTAL	3.267.836.310						3.267.836.310

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**65**	**95**	**57**	**217**	**49.512.168**		**49.512.168**
Alto Nivel y de Dirección		1		1	368.220		368.220
Directivo	60	84	49	193	47.156.760		47.156.760
Obrero	5	10	8	23	1.987.188		1.987.188
Personal Fijo a Tiempo Parcial	**1**	**5**		**6**	**2.404.768**		**2.404.768**
Obrero	1	5		6	2.404.768		2.404.768
Personal Contratado	**397**	**547**		**944**	**443.074.080**		**443.074.080**
Profesional y Técnico	245	279		524	256.982.966		256.982.966
Personal Administrativo	152	268		420	186.091.114		186.091.114
TOTAL	**463**	**647**	**57**	**1.167**	**494.991.016**		**494.991.016**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**3**	**13**	**16**	**6.386.900**
Empleados	3	13	16	6.386.900
Pensionados	**6**	**5**	**11**	**3.012.252**
Empleados	6	5	11	3.012.252
TOTAL	**9**	**18**	**27**	**9.399.152**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	2.456.978.382
4.02	Materiales, suministros y mercancias	982.159.140
4.03	Servicios no personales	3.898.593.130
4.04	Activos reales	9.374.254.286
4.07	Transferencias y donaciones	730.114.094
4.08	Otros gastos	31.698.571
4.11	Disminución de pasivos	334.800.000
	TOTAL	17.808.597.603

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	16.798.908.324
INGRESOS CORRIENTES ORDINARIOS	16.551.708.324
INGRESOS NO TRIBUTARIOS	15.338.880.935
Tasas	15.332.909.313
Ingresos por contribuciones especiales	5.971.622
OTROS INGRESOS	1.212.827.389
Diversos Ingresos	11.563.234
Multas por varios ramos	11.563.234
Otros ingresos ordinarios	1.201.264.155
INGRESOS CORRIENTES EXTRAORDINARIOS	247.200.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	247.200.000
Transferencias y donaciones corrientes recibidas del sector externo	247.200.000
Transferencias corrientes recibidas del exterior	247.200.000
De instituciones sin fines de lucro	247.200.000
1.2 GASTOS CORRIENTES	7.599.543.317
GASTOS DE CONSUMO	7.332.300.491
Remuneraciones	2.456.978.382
Sueldos, salarios y otras retribuciones	1.131.557.294
Beneficios y complementos de sueldos y salarios	670.075.753
Aportes patronales	77.124.648
Prestaciones sociales y otras indemnizaciones	138.989.879
Asistencia socioeconómica	439.230.808
Compra de bienes y servicios	3.400.147.659
Bienes de consumo	982.159.140
Servicios no personales	2.417.988.519
Impuestos indirectos	1.443.475.879
Depreciación y amortización	31.698.571
GASTOS DE LA PROPIEDAD	37.128.732
Derechos sobre bienes intangibles	37.128.732
TRANSFERENCIAS Y DONACIONES CORRIENTES	230.114.094
Al sector privado	108.565.052
Transferencias corrientes al sector privado	9.621.052
Directas a personas	9.399.152
Pensiones y otros beneficios asociados	3.012.252
Jubilaciones y otros beneficios asociados	6.386.900
Otras transferencias corrientes internas al sector privado	221.900

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Donaciones corrientes al sector privado	98.944.000
Donaciones a personas	22.742.400
Donaciones a instituciones sin fines de lucro	76.201.600
Al sector público	118.443.800
Transferencias corrientes al sector público	40.221.900
A la República	221.900
A los entes descentralizados sin fines empresariales para sus gastos	40.000.000
Donaciones corrientes al sector público	78.221.900
A la República	23.000.000
A los entes descentralizados sin fines empresariales	15.221.900
Al Poder Estadal	40.000.000
Al sector externo	3.105.242
Transferencias corrientes al exterior	3.105.242
A organismos internacionales	3.105.242
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**9.199.365.007**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**9.231.063.578**
RECURSOS PROPIOS DE CAPITAL	9.231.063.578
Ahorro en cuenta corriente	9.199.365.007
Incremento de la depreciación y amortización acumuladas	31.698.571
2.2 GASTOS DE CAPITAL	**9.874.254.286**
INVERSIÓN REAL DIRECTA	9.374.254.286
Formación bruta de capital fijo	9.363.254.286
Maquinaria, equipos y otros bienes muebles	3.146.125.709
Construcciones de bienes de dominio privado	2.286.328.577
Construcciones de bienes de dominio público	3.930.800.000
Bienes intangibles	11.000.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	500.000.000
Al sector público	500.000.000
Transferencias de capital al sector público	500.000.000
A entes descentralizados financieros bancarios	500.000.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(643.190.708)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**977.990.708**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	977.990.708
Disminución de otros activos financieros	977.990.708
Disminución de disponibilidades	977.990.708
Disminución de bancos	977.990.708

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
3.2 APLICACIONES FINANCIERAS	977.990.708
DISMINUCIÓN DE PASIVOS	334.800.000
Disminución de cuentas y efectos por pagar	334.800.000
Disminución de cuentas y efectos por pagar a corto plazo	10.800.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	10.800.000
Disminución de cuentas y efectos por pagar a mediano y largo plazo	324.000.000
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	20.000.000
Disminución de cuentas por pagar a contratistas a mediano y largo plazo	304.000.000
DÉFICIT FINANCIERO	643.190.708

A0939

Instituto Nacional de Aeronáutica Civil (INAC)

INSTITUTO NACIONAL DE AERONÁUTICA CIVIL (INAC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Nacional de Aviación Civil, se crea mediante Decreto N° 1.446 con Fuerza de Ley de Aviación Civil de fecha 18/09/2001, publicado en Gaceta Oficial de la República Bolivariana de Venezuela N° 37.293 del 28/09/2001, y a partir de la publicación en Gaceta Oficial de la República Bolivariana de Venezuela N° 38.333 de fecha 12/12/2005, se le denomina Instituto Nacional de Aeronáutica Civil (INAC), ente autónomo, de naturaleza técnica, dotado de personalidad jurídica y patrimonio propio e independiente del Tesoro Nacional, con autonomía técnica, financiera, organizativa y administrativa, adscrito al Ministerio del Poder Popular para Transporte Acuático y Aéreo, al que le corresponde la regulación, formulación y seguimiento de políticas, planificación y realización de las actividades del Ejecutivo Nacional en materia de aviación civil, como autoridad aeronáutica de la República Bolivariana de Venezuela.

El INAC desempeña desde el punto de vista normativo, las tres funciones primordiales de la actividad aeronáutica, las cuales son:

- La aplicación y desarrollo del sistema de fiscalización y regulación.
- Proveer servicios que impacten directamente en la seguridad operacional del sistema.
- Planificar la distribución del espacio aéreo nacional, para alcanzar los más altos niveles de optimización, en cuanto al empleo aéreo comercial del modo de transporte aéreo.

En este orden de ideas, el INAC tiene como objeto:

- Ofrecer los medios para desarrollar un servicio de aeronáutica civil, seguro, estable y reglamentado, económico y eficaz, de acuerdo a los estándares establecidos mundialmente, con el propósito de promover una proyección internacional de oportunidades iguales, en el intercambio de derechos y acuerdos bilaterales.
- Garantizar la seguridad de las operaciones aéreas que se realicen en el espacio aéreo venezolano; planificar, desarrollar, instalar y mantener los sistemas de control y equipos, que sirven de apoyo a la navegación aérea, asegurando el cumplimiento de las normativas legales que rigen esta actividad, tanto a nivel nacional como internacional.

Para el ejercicio económico financiero 2016, el presupuesto del INAC está enmarcado en los lineamientos establecidos por el Ministerio del Poder Popular para Transporte Acuático y Aéreo, los cuales se rigen por lo previsto en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019, orientados a lograr una mayor coherencia de toda la acción de Gobierno, articulada en los distintos instrumentos legales, decretados por el Ejecutivo Nacional.

En este sentido, el Instituto por intermedio de su proyecto denominado "Sistema integrado de plan de vuelo, facturación y recaudación del INAC y automatización del sistema de trámites de licencia y medicina aeronáutica", garantiza el acceso oportuno y uso adecuado de las telecomunicaciones y tecnologías de información, desarrollando la infraestructura necesaria, para la atención de necesidades sociales del pueblo venezolano.

El Instituto tiene previsto para el cumplimiento de sus metas, lo siguiente:

- Mantener actualizados y en óptimas condiciones, los sistemas de radio ayudas y equipos a la navegación aérea.
- Formación de pilotos civiles INAC y militares, de acuerdo al convenio bilateral.
- Garantizar el establecimiento de condiciones seguras para la navegación aérea, a través de acciones que permitan una óptima operatividad de la infraestructura aeronáutica.

- Garantizar el estricto cumplimiento de los estándares de seguridad aeronáutica vigentes, establecidos en el ordenamiento jurídico.
- Ofrecer atención oportuna y eficiente de los servicios de búsqueda y salvamento y bomberos aeronáuticos.
- Desarrollar los sistemas de inspección y certificación de los entes que comprenden la aeronáutica civil.
- Automatizar el parque aeronáutico nacional y garantizar el registro lícito de las aeronaves del país, así como ofrecer información precisa y oportuna en la materia.
- Será prioridad, la continuidad y establecimiento de nuevos cursos de mejoramiento profesional y desarrollo de aptitudes, de cada individuo que labora en el Instituto.
- En lo referente a nuestros trabajadores y trabajadoras, se aplicarán nuevas políticas de bienestar social, a saber, póliza de hospitalización cirugía y maternidad, ticket de alimentación, planes vacacionales para los hijos de los trabajadores, ayuda por matrimonio, por nacimiento y beca escolar y el beneficio de guardería.
- Fomentar la participación ciudadana a nivel nacional, a través de la prestación de servicios sociales y/o actividades, dirigidas a las comunidades más vulnerables, así como atender oportunamente las peticiones de los funcionarios y personas externas.
- Mantener una política de racionalización y discrecionalidad del gasto suntuario.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**5.518.353.551**
INGRESOS CORRIENTES ORDINARIOS	2.401.132.625
INGRESOS NO TRIBUTARIOS	1.339.287.390
Tasas	1.339.287.390
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.039.785.365
Venta de otros bienes y servicios	1.039.785.365
INGRESOS DE LA PROPIEDAD	1.059.870
Intereses	1.059.870
Intereses internos	1.059.870
Intereses por depósitos	1.059.870
OTROS INGRESOS	21.000.000
Otros ingresos ordinarios	21.000.000
INGRESOS CORRIENTES EXTRAORDINARIOS	3.117.220.926
INGRESOS POR OPERACIONES DIVERSAS	3.117.220.926
Otros ingresos extraordinarios	3.117.220.926
INGRESOS DE CAPITAL	**25.364.471**
RECURSOS PROPIOS DE CAPITAL	25.364.471
Incremento de la depreciación y amortización acumuladas	25.364.471
FUENTES FINANCIERAS	**347.490.003**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	347.490.003
Disminución de otros activos financieros	347.490.003
Disminución de disponibilidades	36.388.028
Disminución de bancos	36.388.028
Disminución de cuentas por cobrar a corto plazo	311.101.975
Disminución de cuentas comerciales por cobrar a corto plazo	311.101.975
TOTAL RECURSOS	**5.891.208.025**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**5.363.894.884**
GASTOS DE CONSUMO	5.262.128.642
Remuneraciones	3.696.605.851
Sueldos, salarios y otras retribuciones	1.153.598.419
Beneficios y complementos de sueldos y salarios	1.179.909.357
Aportes patronales	228.137.326
Prestaciones sociales y otras indemnizaciones	430.721.799
Asistencia socioeconómica	704.238.950
Compra de bienes y servicios	1.375.278.919
Bienes de consumo	384.150.085
Servicios no personales	991.128.834
Impuestos indirectos	164.879.401
Depreciación y amortización	25.364.471
TRANSFERENCIAS Y DONACIONES CORRIENTES	99.266.242
Al sector privado	83.053.046
Transferencias corrientes al sector privado	80.953.046
Directas a personas	80.953.046
Pensiones y otros beneficios asociados	12.833.495
Jubilaciones y otros beneficios asociados	68.119.551
Donaciones corrientes al sector privado	2.100.000
Donaciones a personas	2.100.000
Al sector público	3.500.000
Donaciones corrientes al sector público	3.500.000
A la República	3.500.000
Al sector externo	12.713.196
Transferencias corrientes al exterior	12.713.196
A organismos internacionales	12.713.196
OTROS GASTOS CORRIENTES	2.500.000
Otros gastos corrientes	2.500.000
Otras perdidas	2.500.000
GASTOS DE CAPITAL	**436.186.892**
INVERSIÓN REAL DIRECTA	436.186.892
Formación bruta de capital fijo	323.455.652
Maquinaria, equipos y otros bienes muebles	290.205.652
Construcciones de bienes de dominio privado	33.250.000
Bienes intangibles	112.731.240

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	91.126.249
DISMINUCIÓN DE PASIVOS	91.126.249
Disminución de cuentas y efectos por pagar	91.126.249
Disminución de cuentas y efectos por pagar a corto plazo	91.126.249
Disminución de sueldos, salarios y otras remuneraciones por pagar	43.816.314
Disminución cuentas por pagar a proveedores a corto plazo	47.309.935
TOTAL EGRESOS	5.891.208.025

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos							Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos						Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones						
							De la República		De los Entes Descentralizados	Otras			
							Proyectos por Endeudamiento	Otras					
128543	Sistema Integrado de plan de vuelo, facturación y recaudación del INAC y automatización del sistema de trámites de licencia y medicina aeronáutica.	Acondicionamiento	12			88.943.660							88.943.660
TOTAL						**88.943.660**							**88.943.660**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	3.743.928.655						3.743.928.655
02	Gestión administrativa	1.629.892.661					347.490.003	1.977.382.664
03	Previsión y protección social	80.953.046						80.953.046
	TOTAL	5.454.774.362					347.490.003	5.802.264.365

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**885**	**1.210**	**366**	**2.461**	**615.522.518**	**12.488.000**	**628.010.518**
Directivo	10	9	98	117	61.824.407		61.824.407
Profesional y Técnico	759	942	264	1.965	482.622.377	7.744.000	490.366.377
Personal Administrativo	93	123		216	35.861.218	3.456.000	39.317.218
Obrero	23	136	4	163	35.214.516	1.288.000	36.502.516
Personal Contratado	**58**	**49**		**107**	**26.652.147**		**26.652.147**
Profesional y Técnico	48	44		92	22.915.965		22.915.965
Personal Administrativo	10	5		15	3.736.182		3.736.182
TOTAL	**943**	**1.259**	**366**	**2.568**	**642.174.665**	**12.488.000**	**654.662.665**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**84**	**97**	**181**	**68.119.551**
Empleados	79	87	166	62.474.284
Obreros	5	10	15	5.645.267
Pensionados	**20**	**13**	**33**	**12.833.495**
Empleados	18	9	27	10.447.133
Obreros	2	4	6	2.386.362
TOTAL	**104**	**110**	**214**	**80.953.046**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	3.696.605.851
4.02	Materiales, suministros y mercancías	384.150.085
4.03	Servicios no personales	1.156.008.235
4.04	Activos reales	436.186.892
4.07	Transferencias y donaciones	99.266.242
4.08	Otros gastos	27.864.471
4.11	Disminución de pasivos	91.126.249
	TOTAL	**5.891.208.025**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**5.518.353.551**
INGRESOS CORRIENTES ORDINARIOS	2.401.132.625
INGRESOS NO TRIBUTARIOS	1.339.287.390
Tasas	1.339.287.390
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.039.785.365
Venta de otros bienes y servicios	1.039.785.365
INGRESOS DE LA PROPIEDAD	1.059.870
Intereses	1.059.870
Intereses internos	1.059.870
Intereses por depósitos	1.059.870
OTROS INGRESOS	21.000.000
Otros ingresos ordinarios	21.000.000
INGRESOS CORRIENTES EXTRAORDINARIOS	3.117.220.926
INGRESOS POR OPERACIÓNES DIVERSAS	3.117.220.926
Otros ingresos extraordinarios	3.117.220.926
1.2 GASTOS CORRIENTES	**5.363.894.884**
GASTOS DE CONSUMO	5.262.128.642
Remuneraciones	3.696.605.851
Sueldos, salarios y otras retribuciones	1.153.598.419
Beneficios y complementos de sueldos y salarios	1.179.909.357
Aportes patronales	228.137.326
Prestaciones sociales y otras indemnizaciones	430.721.799
Asistencia socioeconómica	704.238.950
Compra de bienes y servicios	1.375.278.919
Bienes de consumo	384.150.085
Servicios no personales	991.128.834
Impuestos indirectos	164.879.401
Depreciación y amortización	25.364.471
TRANSFERENCIAS Y DONACIONES CORRIENTES	99.266.242
Al sector privado	83.053.046
Transferencias corrientes al sector privado	80.953.046
Directas a personas	80.953.046
Pensiones y otros beneficios asociados	12.833.495
Jubilaciones y otros beneficios asociados	68.119.551
Donaciones corrientes al sector privado	2.100.000
Donaciones a personas	2.100.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Al sector público	3.500.000
Donaciones corrientes al sector público	3.500.000
A la República	3.500.000
Al sector externo	12.713.196
Transferencias corrientes al exterior	12.713.196
A organismos internacionales	12.713.196
OTROS GASTOS CORRIENTES	2.500.000
Otros gastos corrientes	2.500.000
Otras perdidas	2.500.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**154.458.667**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**179.823.138**
RECURSOS PROPIOS DE CAPITAL	179.823.138
Ahorro en cuenta corriente	154.458.667
Incremento de la depreciación y amortización acumuladas	25.364.471
2.2 GASTOS DE CAPITAL	**436.186.892**
INVERSIÓN REAL DIRECTA	436.186.892
Formación bruta de capital fijo	323.455.652
Maquinaria, equipos y otros bienes muebles	290.205.652
Construcciones de bienes de dominio privado	33.250.000
Bienes intangibles	112.731.240
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(256.363.754)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**347.490.003**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	347.490.003
Disminución de otros activos financieros	347.490.003
Disminución de disponibilidades	36.388.028
Disminución de bancos	36.388.028
Disminución de cuentas por cobrar a corto plazo	311.101.975
Disminución de cuentas comerciales por cobrar a corto plazo	311.101.975
3.2 APLICACIONES FINANCIERAS	**347.490.003**
DISMINUCIÓN DE PASIVOS	91.126.249
Disminución de cuentas y efectos por pagar	91.126.249
Disminución de cuentas y efectos por pagar a corto plazo	91.126.249
Disminución de sueldos, salarios y otras remuneraciones por pagar	43.816.314
Disminución cuentas por pagar a proveedores a corto plazo	47.309.935
DÉFICIT FINANCIERO	256.363.754

67
Ministerio del Poder Popular para Transporte Terrestre y Obras Públicas

Ministerio del Poder Popular para Transporte Terrestre y Obras Públicas

A0330 Fundación Fondo Nacional de Transporte Urbano (FONTUR)

A0367 Fundación Laboratorio Nacional de Vialidad (FUNDALANAVIAL)

A0659 Instituto de Ferrocarriles del Estado (IFE)

A0330

Fundación Fondo Nacional de Transporte Urbano (FONTUR)

FUNDACIÓN FONDO NACIONAL DE TRANSPORTE URBANO (FONTUR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Fondo Nacional de Transporte Urbano (Fontur), fue creada según Decreto N° 1.827 de fecha 05-09-1991, publicado en la Gaceta Oficial de la República de Venezuela N° 34.808 de fecha 27-09-1991, como un organismo sin fines empresariales, con personalidad jurídica y patrimonio propio, responsable de la ejecución de planes y programas, relacionados con el transporte público de pasajeros, en sus diferentes modalidades: urbano, suburbano, interurbano, rural, escolar, comunal y de carga.

Tiene como objeto primordial, en esta etapa de consolidación de la revolución del transporte terrestre, impulsar la movilidad sustentable, a través de la implementación de sistemas de transportes masivos, en toda la geografía nacional, enfatizando el Objetivo Histórico III, establecido en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013 – 2019, que es "Convertir a Venezuela en un país potencia en lo social, económico y político dentro de la Gran Potencia Naciente de América Latina y el Caribe, para garantizar la conformación de una zona de paz en Nuestra América".

Dicho objetivo además, se materializa con la Misión Transporte y el Plan Rector de Transporte Terrestre, mediante la detección de las necesidades insatisfechas, para optimizar las rutas de transporte, cubriendo todas las ciudades, mediante el desarrollo de planes de movilidad, lo cual está íntimamente ligado a la modernización del transporte público, a través de la disposición de unidades confortables y seguras para el traslado de usuarios, haciéndolo más cónsono a los nuevos tiempos, implementando sistemas masivos de transporte a precios solidarios y con seguridad, lo que se traduce en la oferta de un servicio eficaz, eficiente y efectivo para los usuarios y usuarias.

Asimismo, Fontur tiene la conducción del Programa Nacional de Renovación de Flota del Transporte Público, orientado a mejorar el parque automotor público en las rutas urbanas, suburbanas e interurbanas, brindando además financiamiento directo a los transportistas, para adquirir nuevas unidades de transporte y manteniendo operativos estos sistemas de transporte masivo, con la activación de nuevas rutas y habilitación de talleres para prestar mantenimiento de primer a cuarto nivel, a las unidades en uso.

Con la puesta en marcha del proyecto "Modernización de la infraestructura para la movilidad", el cual contempla la creación de la escuela de formación de conductores, se mantiene el propósito de capacitar a operadores y usuarios, en cuanto a las normas de tránsito y acatamiento a la Ley, en conjunción con el desarrollo de políticas y acciones en materia de seguridad vial y desarrollo de terminales terrestres, que permitan un mejor aprovechamiento de los espacios destinados a este fin.

Es importante señalar, que durante este ciclo presupuestario, se consolidará la planta ensambladora de vehículos de transporte terrestre, lo cual permitirá ampliar el parque automotor, a fin de satisfacer las necesidades de la población.

Se continuará dando impulso al proyecto social de "Pasaje preferencial estudiantil", mediante el otorgamiento del subsidio en sus diferentes modalidades: subsidio indirecto, subsidio directo y ruta estudiantil, y se consolidará un nuevo esquema de pasaje y transporte estudiantil, más transparente y eficiente, mediante la implementación de un sistema moderno en la mayor parte del territorio nacional, que actualmente se beneficia del subsidio mediante el boleto directo personalizado.

A fin de garantizar el abastecimiento de repuestos e insumos al transporte público, se consolidará la red nacional de proveedurías, que brindará apoyo en la provisión de insumos necesarios para el óptimo funcionamiento de las unidades, contribuyendo a la erradicación de la especulación y el acaparamiento de repuestos.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.311.336.294**
INGRESOS CORRIENTES ORDINARIOS	1.311.336.294
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	60.000.000
Venta de otros bienes y servicios	60.000.000
TRANSFERENCIAS CORRIENTES	1.251.336.294
Transferencias corrientes del sector público	1.251.336.294
Transferencias corrientes internas recibidas del sector público	1.251.336.294
De la República	808.048.690
De los entes descentralizados con fines empresariales petroleros	443.287.604
INGRESOS DE CAPITAL	**343.683.976**
RECURSOS PROPIOS DE CAPITAL	1.458.976
Incremento de la depreciación y amortización acumuladas	1.458.976
TRANSFERENCIAS Y DONACIONES DE CAPITAL	342.225.000
Transferencias y donaciones de capital del sector público	342.225.000
Transferencias de capital recibidas del sector público	342.225.000
De los entes descentralizados financieros no bancarios	342.225.000
FUENTES FINANCIERAS	**12.828.068.747**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	12.828.068.747
Disminución de otros activos financieros	12.828.068.747
Disminución de disponibilidades	8.541.024
Disminución de bancos	8.541.024
Disminución de fondos en avance, en anticipo y en fideicomiso	12.819.527.723
Disminución de fondos en fideicomiso	12.819.527.723
TOTAL RECURSOS	**14.483.089.017**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**6.460.799.298**
GASTOS DE CONSUMO	1.526.324.446
Remuneraciones	633.139.534
Sueldos, salarios y otras retribuciones	212.653.895
Beneficios y complementos de sueldos y salarios	141.222.040
Aportes patronales	26.724.244
Prestaciones sociales y otras indemnizaciones	32.408.912
Asistencia socioeconómica	220.130.443
Compra de bienes y servicios	630.843.362
Bienes de consumo	126.251.114
Servicios no personales	504.592.248
Impuestos indirectos	260.882.574
Depreciación y amortización	1.458.976
GASTOS DE LA PROPIEDAD	3.748.827
Alquileres de tierras y terrenos	1.778.400
Derechos sobre bienes intangibles	1.970.427
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.930.726.025
Al sector privado	4.912.904.567
Transferencias corrientes al sector privado	4.912.904.567
Directas a personas	23.909.156
Pensiones y otros beneficios asociados	9.988.500
Jubilaciones y otros beneficios asociados	13.920.656
Otras transferencias corrientes internas al sector privado	4.888.995.411
Al sector público	17.821.458
Transferencias corrientes al sector público	17.821.458
A los entes descentralizados sin fines empresariales para sus gastos	3.920.719
A entes descentralizados con fines empresariales no petroleros	13.900.739
GASTOS DE CAPITAL	**6.901.462.286**
INVERSIÓN REAL DIRECTA	385.216.802
Formación bruta de capital fijo	383.246.375
Maquinaria, equipos y otros bienes muebles	312.629.683
Producción propia (gastos capitalizables)	70.616.692
Compra de bienes y servicios	70.616.692
Bienes de consumo	400.000
Servicios no personales	70.216.692
Bienes intangibles	1.970.427

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
TRANSFERENCIAS Y DONACIONES DE CAPITAL	6.516.245.484
Al sector público	6.516.245.484
Donaciones de capital al sector público	6.516.245.484
A la República	21.521.595
A entes descentralizados con fines empresariales no petroleros	2.204.623.929
Al Poder Estadal	3.874.162.723
Al Poder Municipal	415.937.237
APLICACIONES FINANCIERAS	**1.120.827.433**
INVERSIÓN FINANCIERA	1.119.360.000
Incremento de otros activos financieros	1.119.360.000
Incremento de cuentas por cobrar a mediano y largo plazo	1.119.360.000
Incremento de otras cuentas por cobrar a mediano y largo plazo	1.119.360.000
DISMINUCIÓN DE PASIVOS	1.467.433
Disminución de cuentas y efectos por pagar	1.467.433
Disminución de cuentas y efectos por pagar a corto plazo	1.467.433
Disminución cuentas por pagar a proveedores a corto plazo	1.467.433
TOTAL EGRESOS	**14.483.089.017**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Meta				Fecha de inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
N.E	Ppto.		Unidad de Medida	Cant.	Género: Fem.	Género: Masc.							
126847	A03300075000	Diseño e instalación de planta ensambladora de vehículos de transporte.	Planta	1			06/08/2014	30/06/2016	2.171.527.350	342.275.000			2.513.802.350
TOTAL									2.171.527.350	342.275.000			2.513.802.350

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
126847	Diseño e Instalación de planta ensambladora de vehículos de transporte.	Planta	1						342.225.000		50.000	342.275.000
128298	Desarrollo del transporte público a nivel nacional	Sistema	5						18.921.458		225.927.511	244.848.969
128321	Renovación de flota de transporte público a nivel nacional	Vehiculo	1.080						208.787.450		3.289.450.452	3.498.237.902
128340	Red nacional de proveedurías de insumos y repuestos a nivel nacional	Establecimiento	14								2.083.489.464	2.083.489.464
128365	Planta ensambladora de vehículos de transporte terrestre.	Vehiculo	1.500								1.785.498.929	1.785.498.929
128368	Pasaje preferencial estudiantil	Pasaje	368.343.540						206.402.178		5.401.577.267	5.607.979.445
128398	Modernización de la infraestructura para la movilidad.	Estudio	1								33.534.100	33.534.100
TOTAL									776.336.086		12.819.527.723	13.595.863.809

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos - Ingresos - Ingresos Propios	Transferencias y Donaciones - De la República - Proyectos por Endeudamiento	Transferencias y Donaciones - De la República - Otras	Transferencias y Donaciones - De los Entes Descentralizados	Transferencias y Donaciones - Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	60.000.000		634.139.534	9.176.518			703.316.052
02	Gestión administrativa	1.458.976		150.000.000			8.541.024	160.000.000
03	Previsión y protección social			23.909.156				23.909.156
	TOTAL	61.458.976		808.048.690	9.176.518		8.541.024	887.225.208

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**334**	**324**		**658**	**44.698.333**	**4.292.481**	**48.990.814**
Alto Nivel y de Dirección		1		1	127.476		127.476
Directivo	45	36		81	8.953.087		8.953.087
Profesional y Técnico	289	287		576	35.617.770	4.292.481	39.910.251
Personal Contratado	**773**	**392**		**1.165**	**65.340.965**		**65.340.965**
Profesional y Técnico	773	392		1.165	65.340.965		65.340.965
TOTAL	**1.107**	**716**		**1.823**	**110.039.298**	**4.292.481**	**114.331.779**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**56**	**24**	**80**	**13.920.656**
Empleados	56	24	80	13.920.656
Pensionados	**18**	**12**	**30**	**9.988.500**
Empleados	18	12	30	9.988.500
TOTAL	74	36	**110**	**23.909.156**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	633.139.534
4.02	Materiales, suministros y mercancías	126.651.114
4.03	Servicios no personales	839.440.341
4.04	Activos reales	314.600.110
4.05	Activos financieros	1.119.360.000
4.07	Transferencias y donaciones	11.446.971.509
4.08	Otros gastos	1.458.976
4.11	Disminución de pasivos	1.467.433
	TOTAL	**14.483.089.017**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	1.311.336.294
INGRESOS CORRIENTES ORDINARIOS	1.311.336.294
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	60.000.000
Venta de otros bienes y servicios	60.000.000
TRANSFERENCIAS CORRIENTES	1.251.336.294
Transferencias corrientes del sector público	1.251.336.294
Transferencias corrientes internas recibidas del sector público	1.251.336.294
De la República	808.048.690
Ministerio del Poder Popular para Transporte Terrestre y Obras Públicas	808.048.690
-Recursos Ordinarios	808.048.690
De los entes descentralizados con fines empresariales petroleros	443.287.604
1.2 GASTOS CORRIENTES	6.460.799.298
GASTOS DE CONSUMO	1.526.324.446
Remuneraciones	633.139.534
Sueldos, salarios y otras retribuciones	212.653.895
Beneficios y complementos de sueldos y salarios	141.222.040
Aportes patronales	26.724.244
Prestaciones sociales y otras indemnizaciones	32.408.912
Asistencia socioeconómica	220.130.443
Compra de bienes y servicios	630.843.362
Bienes de consumo	126.251.114
Servicios no personales	504.592.248
Impuestos indirectos	260.882.574
Depreciación y amortización	1.458.976
GASTOS DE LA PROPIEDAD	3.748.827
Alquileres de tierras y terrenos	1.778.400
Derechos sobre bienes intangibles	1.970.427
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.930.726.025
Al sector privado	4.912.904.567
Transferencias corrientes al sector privado	4.912.904.567
Directas a personas	23.909.156
Pensiones y otros beneficios asociados	9.988.500
Jubilaciones y otros beneficios asociados	13.920.656
Otras transferencias corrientes internas al sector privado	4.888.995.411
Al sector público	17.821.458

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Transferencias corrientes al sector público	17.821.458
A los entes descentralizados sin fines empresariales para sus gastos	3.920.719
A entes descentralizados con fines empresariales no petroleros	13.900.739
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(5.149.463.004)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(4.805.779.028)**
RECURSOS PROPIOS DE CAPITAL	(5.148.004.028)
Desahorro en cuenta corriente	(5.149.463.004)
Incremento de la depreciación y amortización acumuladas	1.458.976
TRANSFERENCIAS Y DONACIONES DE CAPITAL	342.225.000
Transferencias y donaciones de capital del sector público	342.225.000
Transferencias de capital recibidas del sector público	342.225.000
De los entes descentralizados financieros no bancarios	342.225.000
2.2 GASTOS DE CAPITAL	**6.901.462.286**
INVERSIÓN REAL DIRECTA	385.216.802
Formación bruta de capital fijo	383.246.375
Maquinaria, equipos y otros bienes muebles	312.629.683
Producción propia (gastos capitalizables)	70.616.692
Compra de bienes y servicios	70.616.692
Bienes de consumo	400.000
Servicios no personales	70.216.692
Bienes intangibles	1.970.427
TRANSFERENCIAS Y DONACIONES DE CAPITAL	6.516.245.484
Al sector público	6.516.245.484
Donaciones de capital al sector público	6.516.245.484
A la República	21.521.595
A entes descentralizados con fines empresariales no petroleros	2.204.623.929
Al Poder Estadal	3.874.162.723
Al Poder Municipal	415.937.237
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(11.707.241.314)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**12.828.068.747**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	12.828.068.747
Disminución de otros activos financieros	12.828.068.747
Disminución de disponibilidades	8.541.024
Disminución de bancos	8.541.024
Disminución de fondos en avance, en anticipo y en fideicomiso	12.819.527.723
Disminución de fondos en fideicomiso	12.819.527.723

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
3.2 APLICACIONES FINANCIERAS	**12.828.068.747**
INVERSIÓN FINANCIERA	1.119.360.000
Incremento de otros activos financieros	1.119.360.000
Incremento de cuentas por cobrar a mediano y largo plazo	1.119.360.000
Incremento de otras cuentas por cobrar a mediano y largo plazo	1.119.360.000
DISMINUCIÓN DE PASIVOS	1.467.433
Disminución de cuentas y efectos por pagar	1.467.433
Disminución de cuentas y efectos por pagar a corto plazo	1.467.433
Disminución cuentas por pagar a proveedores a corto plazo	1.467.433
DÉFICIT FINANCIERO	11.707.241.314

A0367

Fundación Laboratorio Nacional de Vialidad (FUNDALANAVIAL)

FUNDACIÓN LABORATORIO NACIONAL DE VIALIDAD (FUNDALANAVIAL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Laboratorio Nacional de Vialidad (Fundalanavial), fue creada según Decreto N° 2.022 de fecha 26/12/1991, publicado en la Gaceta Oficial de la República de Venezuela N° 34.877 de fecha 08/01/1992, para garantizar el aseguramiento y control de calidad de las obras públicas y privadas, en las áreas de suelo, asfalto, concreto y metales.

Se plantea el cumplimiento del III Objetivo Histórico, así como los objetivos estratégicos establecidos en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013 – 2019, que es "Convertir a Venezuela en un país potencia en lo social, económico y político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América", enmarcados en los ámbitos de su competencia, previendo la ejecución de los siguientes proyectos:

- Fortalecimiento de la estructura tecnológica y logística de Fundalanavial.
- Fortalecimiento educativo y desarrollo de los centros de divulgación y difusión José Martí y Centro de Formación y Capacitación Socialista Simón Rodríguez.
- Aseguramiento y control de calidad de obras en las áreas de suelo, concreto y asfalto.
- Investigación y desarrollo en construcción, aseguramiento y control de calidad en obras.

En este marco, Fundalanavial se ha propuesto para el Ejercicio Económico Financiero 2016, el logro de las metas siguientes:

- Garantizar el aseguramiento y control de calidad de la obras públicas y privadas en las áreas de suelo, asfalto, concreto y metales a nivel nacional.
- Fortalecer toda la infraestructura tecnológica de la Institución, a través del servicio de mantenimiento y calibración de todos los equipos de laboratorio.
- Consolidar el sistema de aseguramiento de calidad basada en la norma ISO/IEC 17025, enfocados a aumentar las acreditaciones de los ensayos a través de SENCAMER.

Esto le permitirá a la Fundación, fortalecer el desarrollo de diversas áreas investigativas, fomentando la ciencia y la tecnología al servicio del desarrollo nacional, con metas físicas, orientadas principalmente en la adquisición y mantenimiento de equipos de laboratorios y acreditaciones de los ensayos de laboratorio.

Por otra parte, siendo la institución pionera en los servicios de aseguramiento de calidad, es de vital importancia afianzar el conocimiento de las áreas de competencia a escala nacional; en tal sentido, se proyecta la realización de investigaciones en construcción, aseguramiento y control de calidad en obras, que permitan aportar conocimiento en el uso de agregados no convencionales y de menor costo, así como de metodologías de inspección, aseguramiento y control de calidad, a través del uso de los laboratorios, para la eficiencia en la construcción de obras civiles.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**231.251.454**
INGRESOS CORRIENTES ORDINARIOS	231.251.454
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	118.963.808
Venta de otros bienes y servicios	118.963.808
TRANSFERENCIAS CORRIENTES	112.287.646
Transferencias corrientes del sector público	112.287.646
Transferencias corrientes internas recibidas del sector público	112.287.646
De la República	112.287.646
INGRESOS DE CAPITAL	**6.397.760**
RECURSOS PROPIOS DE CAPITAL	6.397.760
Incremento de la depreciación y amortización acumuladas	6.397.760
TOTAL RECURSOS	**237.649.214**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**179.973.786**
GASTOS DE CONSUMO	178.149.786
Remuneraciones	91.963.646
Sueldos, salarios y otras retribuciones	46.462.528
Beneficios y complementos de sueldos y salarios	19.011.033
Aportes patronales	2.819.802
Prestaciones sociales y otras indemnizaciones	4.416.508
Asistencia socioeconómica	19.253.775
Compra de bienes y servicios	73.854.860
Bienes de consumo	32.380.330
Servicios no personales	41.474.530
Impuestos indirectos	5.933.520
Depreciación y amortización	6.397.760
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.824.000
Al sector privado	1.324.000
Transferencias corrientes al sector privado	324.000
Directas a personas	324.000
Pensiones y otros beneficios asociados	162.000
Jubilaciones y otros beneficios asociados	162.000
Donaciones corrientes al sector privado	1.000.000
Donaciones a personas	750.000
Donaciones a instituciones sin fines de lucro	250.000
Al sector público	500.000
Transferencias corrientes al sector público	500.000
A la República	500.000
GASTOS DE CAPITAL	**36.675.428**
INVERSIÓN REAL DIRECTA	36.675.428
Formación bruta de capital fijo	36.675.428
Maquinaria, equipos y otros bienes muebles	36.675.428
APLICACIONES FINANCIERAS	**21.000.000**
DISMINUCIÓN DE PASIVOS	21.000.000
Disminución de cuentas y efectos por pagar	21.000.000
Disminución de cuentas y efectos por pagar a corto plazo	21.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	20.000.000
Disminución cuentas por pagar a proveedores a corto plazo	1.000.000
TOTAL EGRESOS	**237.649.214**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
128449	Fortalecimiento de la estructura tecnológica y logística de Fundalanavial	Equipo	2.044			5.509.205						5.509.205
128482	Fortalecimiento educativo y desarrollo de los centros de divulgación y difusión José Martí y Centro de Formación y Capacitación Socialista Simón Rodríguez	Persona	770			1.751.773						1.751.773
128497	Aseguramiento y control de calidad de obras en las áreas de suelo, concreto y asfalto	Equipo	2.044			48.309.324						48.309.324
128501	Investigación y desarrollo en construcción y aseguramiento y control de calidad en obras	Proyecto de Investigación	14			5.696.605						5.696.605
TOTAL						61.266.907						61.266.907

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	320.000		91.963.646				92.283.646
02	Gestión administrativa	63.774.661		20.000.000				83.774.661
03	Previsión y protección social			324.000				324.000
	TOTAL	**64.094.661**		**112.287.646**				**176.382.307**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	69	85		154	17.782.949		17.782.949
Alto Nivel y de Dirección		1		1	500.000		500.000
Directivo	16	18		34	3.393.431		3.393.431
Profesional y Técnico	30	15		45	6.227.099		6.227.099
Personal Administrativo	23	51		74	7.662.419		7.662.419
Personal Contratado	55	109		164	8.954.204		8.954.204
Directivo	5	4		9	1.170.297		1.170.297
Profesional y Técnico	25	18		43	2.890.353		2.890.353
Personal Administrativo	25	87		112	4.893.554		4.893.554
TOTAL	124	194		318	26.737.153		26.737.153

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	2	1	3	162.000
Empleados	2	1	3	162.000
Pensionados	1	1	2	162.000
Empleados	1	1	2	162.000
TOTAL	3	2	5	324.000

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	91.963.646
4.02	Materiales, suministros y mercancías	32.380.330
4.03	Servicios no personales	47.408.050
4.04	Activos reales	36.675.428
4.07	Transferencias y donaciones	1.824.000
4.08	Otros gastos	6.397.760
4.11	Disminución de pasivos	21.000.000
	TOTAL	**237.649.214**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**231.251.454**
INGRESOS CORRIENTES ORDINARIOS	231.251.454
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	118.963.808
Venta de otros bienes y servicios	118.963.808
TRANSFERENCIAS CORRIENTES	112.287.646
Transferencias corrientes del sector público	112.287.646
Transferencias corrientes internas recibidas del sector público	112.287.646
De la República	112.287.646
Ministerio del Poder Popular para Transporte Terrestre y Obras Públicas	112.287.646
Recursos Ordinarios	112.287.646
1.2 GASTOS CORRIENTES	**179.973.786**
GASTOS DE CONSUMO	178.149.786
Remuneraciones	91.963.646
Sueldos, salarios y otras retribuciones	46.462.528
Beneficios y complementos de sueldos y salarios	19.011.033
Aportes patronales	2.819.802
Prestaciones sociales y otras indemnizaciones	4.416.508
Asistencia socioeconómica	19.253.775
Compra de bienes y servicios	73.854.860
Bienes de consumo	32.380.330
Servicios no personales	41.474.530
Impuestos indirectos	5.933.520
Depreciación y amortización	6.397.760
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.824.000
Al sector privado	1.324.000
Transferencias corrientes al sector privado	324.000
Directas a personas	324.000
Pensiones y otros beneficios asociados	162.000
Jubilaciones y otros beneficios asociados	162.000
Donaciones corrientes al sector privado	1.000.000
Donaciones a personas	750.000
Donaciones a instituciones sin fines de lucro	250.000
Al sector público	500.000
Transferencias corrientes al sector público	500.000
A la República	500.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**51.277.668**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**57.675.428**
RECURSOS PROPIOS DE CAPITAL	57.675.428
Ahorro en cuenta corriente	51.277.668
Incremento de la depreciación y amortización acumuladas	6.397.760
2.2 GASTOS DE CAPITAL	**36.675.428**
INVERSIÓN REAL DIRECTA	36.675.428
Formación bruta de capital fijo	36.675.428
Maquinaria, equipos y otros bienes muebles	36.675.428
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**21.000.000**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**21.000.000**
SUPERÁVIT FINANCIERO	21.000.000
3.2 APLICACIONES FINANCIERAS	**21.000.000**
DISMINUCIÓN DE PASIVOS	21.000.000
Disminución de cuentas y efectos por pagar	21.000.000
Disminución de cuentas y efectos por pagar a corto plazo	21.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	20.000.000
Disminución cuentas por pagar a proveedores a corto plazo	1.000.000

A0659

Instituto de Ferrocarriles del Estado (IFE)

INSTITUTO DE FERROCARRILES DEL ESTADO (IFE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto de Ferrocarriles del Estado (IFE), creado en atención a lo previsto en la Ley del Instituto Autónomo de Ferrocarriles del Estado, publicada en la Gaceta Oficial de la República de Venezuela N° 2.844 Extraordinario del 27 de agosto de 1981, tiene como misión institucional ser el ente ejecutor y regulador del Sistema de Transporte Ferroviario Nacional, dedicado a su estudio, construcción, ampliación, operación, mantenimiento y explotación integral, en armonía con el medio ambiente, garantizando que el servicio de transporte de pasajeros y de carga, se realice conforme con los estándares internacionales de eficiencia, calidad y seguridad.

Siguiendo las directrices del Ejecutivo Nacional establecidas en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013 - 2019, orientará sus acciones al cumplimiento del III Objetivo Histórico: "Convertir a Venezuela en un país potencia en lo social, lo económico y lo político, dentro de la Gran Potencia Naciente de América Latina y el Caribe, para garantizar la conformación de una zona de paz en Nuestra América", profundizando el desarrollo de la nueva geopolítica nacional, a través de la integración del territorio nacional, mediante los corredores multimodales de infraestructura: transporte terrestre, ferroviario, aéreo, fluvial, energía eléctrica, gas, petróleo, agua y telecomunicaciones, operacionalizando en la práctica, los objetivos estratégicos y generales de culminar la construcción y rehabilitación de los tramos ferroviarios en ejecución y desarrollar nuevos tramos, como columna vertebral de los Ejes de Integración y Desarrollo, para el transporte de pasajeros, productos agrícolas, industriales y bienes comerciales.

En tal sentido, el Instituto mantendrá el impulso al Plan Nacional de Desarrollo Ferroviario, haciendo énfasis en la etapa 2007 - 2016, por lo que se dará continuidad a la construcción de las obras de infraestructura ferroviaria, que se vienen ejecutando en el marco del referido Plan.

En materia de equidad social, continuará materializando su Contratación Colectiva 2013 - 2016, donde se evidencian los principios de oportunidad, igualdad y justicia social, para los trabajadores y trabajadoras de la Institución, lo que se traduce en la prestación de un servicio con mayor calidad.

Por otra parte, se continuará con el transporte de carga en el Sistema Ferroviario Centro-Occidental "Simón Bolívar", tramo Puerto Cabello-Barquisimeto-Yaritagua-Acarigua-Turén, que se inició durante el año 2014, a través de la implementación del Plan Cayapa, ejecutado conjuntamente con el Órgano de Adscripción y otros entes gubernamentales. De igual manera, seguirá impulsando la operación de transporte de pasajeros en la Línea Caracas-Cúa. Asimismo, se ejecutará el mantenimiento en toda su infraestructura y en los servicios interrelacionados a la operación.

Por último, conscientes de la responsabilidad social que este Instituto conlleva con otros entes gubernamentales, se continuarán aplicando las políticas sociales, que acompañan a los sectores más necesitados, a lo largo de los diferentes trazados ferroviarios, impulsando una mayor cohesión interinstitucional, que permita dar respuesta inmediata a las diferentes necesidades, presentes en las comunidades aledañas.

Para dar cumplimiento a las metas y objetivos trazados, se plantean los siguientes objetivos estratégicos:

- Inaugurar el sub - tramo Cagua - San Diego, correspondiente al tramo Puerto Cabello - La Encrucijada, del Sistema Ferroviario Central "Ezequiel Zamora".
- Retomar las obras correspondientes al tramo San Juan de Los Morros - San Fernando de Apure, dirigiendo todos los esfuerzos hacia el sub-tramo San Juan de Los Morros - Dos Caminos, del Sistema Ferroviario Eje Norte - Sur.
- Continuar con la Rehabilitación del Sistema Ferroviario Centro - Occidental "Simón Bolívar", tramo Puerto Cabello - Barquisimeto - Yaritagua - Acarigua - Turén.
- Continuar con la construcción del tramo Tinaco - Anaco, dirigiendo todos los esfuerzos hacia el sub - tramo Valle de la Pascua - Dos Caminos, del Sistema Ferroviario Eje Norte Llanero "Emilio Arévalo Cedeño".
- Actualizar las mallas operativas en el Sistema Ferroviario "Ezequiel Zamora", tramo Caracas - Cúa, a fin incorporar la nueva flota de material rodante, adquirida durante el año 2015.
- Garantizar la operación comercial del Sistema Ferroviario Central "Ezequiel Zamora", tramo Caracas - Cúa, a través de la aplicación de los mantenimientos necesarios, en todos sus componentes.
- Implantar políticas sociales que mitiguen los impactos de las actividades constructivas, en las comunidades aledañas a los trazados ferroviarios.
- Continuar el proceso de fortalecimiento institucional, que permita adaptarse a las nuevas dinámicas y exigencias de la Administración Pública, en la búsqueda de la eficiencia y eficacia en la gestión.
- Continuar la ejecución de la Contratación Colectiva 2013 - 2016 del IFE, que permita elevar los niveles de calidad de vida de sus trabajadores y trabajadoras.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.842.019.070**
INGRESOS CORRIENTES ORDINARIOS	1.842.019.070
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	145.153.174
Venta de otros bienes y servicios	145.153.174
INGRESOS DE LA PROPIEDAD	10.027.502
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	10.027.502
Alquileres	4.027.502
Alquileres de tierras y terrenos	6.000.000
TRANSFERENCIAS CORRIENTES	1.686.220.742
Transferencias corrientes del sector público	1.686.220.742
Transferencias corrientes internas recibidas del sector público	1.686.220.742
De la República	1.686.220.742
OTROS INGRESOS	617.652
Otros ingresos ajenos a la operación	617.652
INGRESOS DE CAPITAL	**19.012.500**
RECURSOS PROPIOS DE CAPITAL	19.012.500
Incremento de la depreciación y amortización acumuladas	19.012.500
TOTAL RECURSOS	**1.861.031.570**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.784.261.005**
GASTOS DE CONSUMO	1.591.172.561
Remuneraciones	1.259.142.292
Sueldos, salarios y otras retribuciones	477.492.848
Beneficios y complementos de sueldos y salarios	177.445.145
Aportes patronales	30.934.354
Prestaciones sociales y otras indemnizaciones	79.476.051
Asistencia socioeconómica	493.793.894
Compra de bienes y servicios	257.180.382
Bienes de consumo	123.263.657
Servicios no personales	133.916.725
Impuestos indirectos	55.837.387
Depreciación y amortización	19.012.500
GASTOS DE LA PROPIEDAD	750.000
Derechos sobre bienes intangibles	750.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	191.338.444
Al sector privado	191.338.444
Transferencias corrientes al sector privado	186.138.444
Directas a personas	183.004.519
Pensiones y otros beneficios asociados	33.821.439
Jubilaciones y otros beneficios asociados	149.183.080
A instituciones sin fines de lucro	3.133.925
Donaciones corrientes al sector privado	5.200.000
Donaciones a personas	3.700.000
Donaciones a instituciones sin fines de lucro	1.500.000
OTROS GASTOS CORRIENTES	1.000.000
Otros gastos corrientes	1.000.000
Bienes y servicios para la venta	1.000.000
GASTOS DE CAPITAL	**76.770.565**
INVERSIÓN REAL DIRECTA	76.770.565
Formación bruta de capital fijo	76.020.565
Maquinaria, equipos y otros bienes muebles	49.899.459
Construcciones de bienes de dominio privado	26.121.106
Bienes intangibles	750.000
TOTAL EGRESOS	**1.861.031.570**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			1.301.982.298				1.301.982.298
02	Gestión administrativa	174.810 828		200.000.000				374.810.828
03	Previsión y protección social			184.238.444				184.238.444
	TOTAL	174.810.828		1.686.220.742				1.861.031.570

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**960**	**1.658**		**2.618**	**278.891.535**		**278.891.535**
Alto Nivel y de Dirección		1		1	204.582		204.582
Directivo	1	11		12	1.308.348		1.308.348
Profesional y Técnico	634	845		1.479	161.253.898		161.253.898
Personal Administrativo	242	484		726	79.155.058		79.155.058
Obrero	83	317		400	36.969.649		36.969.649
Personal Contratado	**210**	**164**		**374**	**39.941.459**		**39.941.459**
Profesional y Técnico	137	111		248	26.485.246		26.485.246
Personal Administrativo	73	53		126	13.456.213		13.456.213
TOTAL	1.170	1.822		2.992	318.832.994		318.832.994

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**98**	**409**	**507**	**149.183.080**
Empleados	28	140	168	48.977.088
Obreros	70	269	339	100.205.992
Pensionados	**87**	**24**	**111**	**33.821.439**
Empleados	45	15	60	17.556.168
Obreros	42	9	51	16.265.271
TOTAL	**185**	**433**	**618**	**183.004.519**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	1.259.142.292
4.02	Materiales, suministros y mercancías	124.263.657
4.03	Servicios no personales	190.504.112
4.04	Activos reales	76.770.565
4.07	Transferencias y donaciones	191.338.444
4.08	Otros gastos	19.012.500
	TOTAL	**1.861.031.570**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.842.019.070**
INGRESOS CORRIENTES ORDINARIOS	1.842.019.070
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	145.153.174
Venta de otros bienes y servicios	145.153.174
INGRESOS DE LA PROPIEDAD	10.027.502
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	10.027.502
Alquileres	4.027.502
Alquileres de tierras y terrenos	6.000.000
TRANSFERENCIAS CORRIENTES	1.686.220.742
Transferencias corrientes del sector público	1.686.220.742
Transferencias corrientes internas recibidas del sector público	1.686.220.742
De la República	1.686.220.742
Ministerio del Poder Popular para Transporte Terrestre y Obras Públicas	1.686.220.742
- Recursos Ordinarios	1.686.220.742
OTROS INGRESOS	617.652
Otros ingresos ajenos a la operación	617.652
1.2 GASTOS CORRIENTES	**1.784.261.005**
GASTOS DE CONSUMO	1.591.172.561
Remuneraciones	1.259.142.292
Sueldos, salarios y otras retribuciones	477.492.848
Beneficios y complementos de sueldos y salarios	177.445.145
Aportes patronales	30.934.354
Prestaciones sociales y otras indemnizaciones	79.476.051
Asistencia socioeconómica	493.793.894
Compra de bienes y servicios	257.180.382
Bienes de consumo	123.263.657
Servicios no personales	133.916.725
Impuestos indirectos	55.837.387
Depreciación y amortización	19.012.500
GASTOS DE LA PROPIEDAD	750.000
Derechos sobre bienes intangibles	750.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
TRANSFERENCIAS Y DONACIONES CORRIENTES	191.338.444
Al sector privado	191.338.444
Transferencias corrientes al sector privado	186.138.444
Directas a personas	183.004.519
Pensiones y otros beneficios asociados	33.821.439
Jubilaciones y otros beneficios asociados	149.183.080
A instituciones sin fines de lucro	3.133.925
Donaciones corrientes al sector privado	5.200.000
Donaciones a personas	3.700.000
Donaciones a instituciones sin fines de lucro	1.500.000
OTROS GASTOS CORRIENTES	1.000.000
Otros gastos corrientes	1.000.000
Bienes y servicios para la venta	1.000.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**57.758.065**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**76.770.565**
RECURSOS PROPIOS DE CAPITAL	76.770.565
Ahorro en cuenta corriente	57.758.065
Incremento de la depreciación y amortización acumuladas	19.012.500
2.2 GASTOS DE CAPITAL	**76.770.565**
INVERSIÓN REAL DIRECTA	76.770.565
Formación bruta de capital fijo	76.020.565
Maquinaria, equipos y otros bienes muebles	49.899.459
Construcciones de bienes de dominio privado	26.121.106
Bienes intangibles	750.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

68
Ministerio del Poder Popular para Industrias

Ministerio del Poder Popular para Industrias

A0024 Corporación Venezolana de Guayana (CVG)

A0233 Registro Nacional Único de Operadores de Sustancias Químicas Controladas

A0846 Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (INAPYMI)

A0927 Fondo Venezolano de Reconversión Industrial y Tecnológica (FONDOIN)

A0024

Corporación Venezolana de Guayana (CVG)

CORPORACIÓN VENEZOLANA DE GUAYANA (CVG)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Corporación Venezolana de Guayana (CVG), adscrita al Ministerio del Poder Popular para Industrias, creada mediante Decreto N° 430 de fecha 29 de diciembre de 1960, está orientada a cumplir con su rol planificador y promotor de un modelo de desarrollo integral, humanista y sustentable en coordinación con otras instituciones, a los fines de impulsar el nuevo modelo socio-productivo del país.

Con esta visión y en el marco de los lineamientos dictados por el Ejecutivo Nacional, la CVG se ha convertido en la agencia de desarrollo regional, cuya responsabilidad se fundamenta en la promoción de inversiones, la planificación concertada del desarrollo y la coordinación interinstitucional de los agentes del territorio, este último, como elemento clave y necesario para la atracción de inversiones que le den coherencia a los esfuerzos que desde la región, acometen los distintos agentes territoriales, garantizando de esta manera, gobernabilidad mediante instrumentos de gestión compartida y facilitando los procesos para la realización de proyectos y programas que dinamicen el desarrollo de la Región Guayana.

En base a las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", dando cumplimiento a la Ley Orgánica de Planificación, al Decreto con Rango, Valor y Fuerza de Ley Orgánica de la Administración Financiera del Sector Público y su Reglamento N° 1, Sobre el Sistema Presupuestario, en concordancia con los lineamientos establecidos por el Ministerio del Poder Popular de Economía y Finanzas, la Oficina Nacional de Presupuesto, el Ministerio del Poder Popular para Industrias y los lineamientos internos de la Corporación Venezolana de Guayana, formuló el Proyecto de Presupuesto 2016, estimando el Presupuesto de Ingresos y Fuentes de Financiamiento en Bs. 3.708.313.345.

La Corporación Venezolana de Guayana (CVG), establece como prioridad la eficiente ejecución de su presupuesto en el marco de una gestión administrativa transparente y efectiva que garantice el total cumplimiento de las metas y objetivos propuesto en los proyectos de inversión social y productivo, por lo tanto, la estructura de gastos a nivel de proyecto se ubica en Bs. 674.657.965 y las Acciones Centralizadas en Bs. 3.033.655.380.

Para el año 2016, la Corporación Venezolana de Guayana en el marco de los lineamientos emanados del Ejecutivo Nacional y de las políticas y líneas estratégicas de la Institución, orientará sus acciones hacia la ejecución de los siguientes proyectos:

- Producción de agua potable y saneamiento de aguas servidas en los estados Amazonas, Delta Amacuro y Sur de Anzoátegui (Soledad).
- Construcción de viviendas en la zona de desarrollo de Guayana (ZDG).
- Elaboración y ejecución de un programa de desarrollo socioproductivo para las comunidades de los espacios funcionales de la zona de desarrollo de Guayana.
- Diseño y construcción de una planta para el manejo integral de los desechos industriales almacenados y generados por CVG, sus empresas tuteladas y otras empresas.
- Fortalecimiento del centro de producción e investigación agrícola "Hato Gil".
- Instalación y puesta en marcha de una planta procesadora de leche.
- Instalación de una planta para recepción, secado y almacenamiento de cereales.
- Establecimiento de una línea de aserrío, en el sector Areiba, Municipio Casacoima, estado Delta Amacuro.
- Mejoras y repotenciación de la red de silos CVG.
- Construcción y Rehabilitación de edificaciones de educación superior en los estados Bolívar y Delta Amacuro.
- Producción de carne de pescado para consumo humano.
- Producción de poslarvas y alevines de las especies cachama, morocoto y sus híbridos.
- Producción y venta de madera de eucalipto.
- Producción de bufalina en la Isla de Guara.
- Digitalización de colecciones y fondos bibliográficos pertenecientes a CVG.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**2.862.352.909**
INGRESOS CORRIENTES ORDINARIOS	2.862.352.909
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	57.245.932
Venta de otros bienes y servicios	57.245.932
TRANSFERENCIAS CORRIENTES	1.691.446.154
Transferencias corrientes del sector público	1.691.446.154
Transferencias corrientes internas recibidas del sector público	1.691.446.154
De la República	1.691.446.154
OTROS INGRESOS	1.113.660.823
Otros ingresos ajenos a la operación	1.113.198.823
Otros ingresos ordinarios	462.000
INGRESOS DE CAPITAL	**12.869.695**
RECURSOS PROPIOS DE CAPITAL	12.869.695
Venta y/o desincorporación de activos fijos	3.155.350
De activos fijos	3.155.350
Incremento de la depreciación y amortización acumuladas	9.714.345
FUENTES FINANCIERAS	**833.090.741**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	768.090.741
Disminución de otros activos financieros	768.090.741
Disminución de disponibilidades	250.852.413
Disminución de bancos	250.852.413
Disminución de cuentas por cobrar a corto plazo	517.238.328
Disminución de cuentas comerciales por cobrar a corto plazo	517.238.328
INCREMENTO DE PASIVOS	65.000.000
Incremento de cuentas y efectos por pagar	65.000.000
Incremento de cuentas y efectos por pagar a mediano y largo plazo	65.000.000
Incremento de efectos por pagar a contratistas a mediano y largo plazo	65.000.000
TOTAL RECURSOS	**3.708.313.345**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**2.377.956.886**
GASTOS DE CONSUMO	2.070.093.674
Remuneraciones	1.331.251.443
Sueldos, salarios y otras retribuciones	522.682.976
Beneficios y complementos de sueldos y salarios	326.610.609
Aportes patronales	77.613.954
Prestaciones sociales y otras indemnizaciones	81.981.712
Asistencia socioeconómica	315.051.256
Otros gastos de personal	7.310.936
Compra de bienes y servicios	717.898.540
Bienes de consumo	251.533.577
Servicios no personales	466.364.963
Impuestos indirectos	11.229.346
Depreciación y amortización	9.714.345
TRANSFERENCIAS Y DONACIONES CORRIENTES	307.863.212
Al sector privado	226.642.236
Transferencias corrientes al sector privado	215.642.236
Directas a personas	215.642.236
Pensiones y otros beneficios asociados	43.318.245
Jubilaciones y otros beneficios asociados	172.323.991
Donaciones corrientes al sector privado	11.000.000
Donaciones a personas	11.000.000
Al sector público	81.220.976
Transferencias corrientes al sector público	76.220.976
A los entes descentralizados sin fines empresariales para sus gastos	3.000.000
A entes descentralizados con fines empresariales no petroleros	73.220.976
Donaciones corrientes al sector público	5.000.000
A la República	5.000.000
GASTOS DE CAPITAL	**869.072.876**
INVERSIÓN REAL DIRECTA	756.814.053
Formación bruta de capital fijo	750.090.959
Maquinaria, equipos y otros bienes muebles	349.340.486
Construcciones de bienes de dominio privado	390.410.473
Construcciones de bienes de dominio público	10.340.000
Bienes intangibles	6.723.094
INVERSIÓN FINANCIERA	112.258.823

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
Aportes en acciones y participaciones de capital	112.258.823
Al sector público	112.258.823
A entes descentralizados con fines empresariales no petroleros	112.258.823
APLICACIONES FINANCIERAS	**461.283.583**
DISMINUCIÓN DE PASIVOS	461.283.583
Disminución de cuentas y efectos por pagar	275.305.795
Disminución de cuentas y efectos por pagar a corto plazo	275.305.795
Disminución cuentas por pagar a proveedores a corto plazo	91.851.447
Disminución cuentas por pagar a contratistas a corto plazo	183.454.348
Disminución de otros pasivos	185.977.788
Disminución de obligaciones de ejercicios anteriores	185.977.788
TOTAL EGRESOS	**3.708.313.345**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Meta				Fecha de Inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
N.E	Ppto.		Unidad de Medida	Cant.	Género: Fem.	Género: Masc.							
99856	A00240042000	Producción de agua potable y saneamiento de aguas servidas en los estados Amazonas, Delta Amacuro y Sur de Anzoátegui (Soledad)	Metro cúbico	386.330.898			01/01/2009	31/12/2016	210.413.412	100.390.076			310.803.488
100088	A00240050000	Construcción de viviendas en la zona de desarrollo de Guayana (Z. D. G.)	Vivienda	2.366			01/01/2009	31/12/2016	1.006.194.121	235.344.072			1.241.538.193
112107	A00240068000	Elaboración y ejecución de un programa de desarrollo socioproductivo para las comunidades de los espacios funcionales de la zona de desarrollo de Guayana	Participante	23.186	16.500	6.686	02/01/2011	31/12/2016	62.695.933	28.908.167			91.604.100
112113	A00240067000	Diseño y construcción de una planta para el manejo integral de los desechos industriales almacenados y generados por CVG, sus empresas tuteladas y otras empresas	Fase	7			01/01/2011	31/12/2018	25.639.358	4.184.673	4.600.000	2.415.967	36.839.998
119072	A00240073000	Fortalecimiento del centro de producción e investigación agrícola "Hato Gil"	Planta	488.080			01/01/2013	31/12/2017	33.370.013	15.166.594	51.677.111		100.213.718
122200	A00240075000	Instalación y puesta en marcha de una planta procesadora de leche	Fase	3			01/01/2015	31/12/2017	757.947	12.490.087	33.433.059		46.681.093
122213	A00240076000	Instalación de una planta para recepción, secado y almacenamiento de cereales	Fase	3			01/01/2015	31/12/2017	2.200.516	60.568.112	382.817.140		445.585.768
122315	A00240077000	Establecimiento de una línea de aserrío, en el Sector Areiba, Municipio Casacoima, Estado Delta Amacuro	Fase	2			01/01/2015	31/12/2016	815.527	42.642.979			43.458.506
123271	A00240079000	Mejoras y repotenciación de la red de silos CVG	Fase	3			01/01/2015	31/12/2017	2.749.200	47.967.882	327.549.855		378.266.937
126760	A00240078000	Construcción y rehabilitación de edificaciones de educación superior en los estados Bolívar y Delta Amacuro	Edificación	7			01/01/2015	31/12/2017	45.726.170	72.990.213	59.583.557		178.299.940
127641	A00240081000	Producción de carne de pescado para consumo humano	Kilogramo	81.000			01/01/2016	31/12/2018		5.794.839	2.070.004	2.069.996	9.934.839
127650	A00240082000	Producción de postlarvas y alevines de las especies cachama, morocoto y sus híbridos	Unidad	540.000			01/01/2016	31/12/2018		3.716.476	578.366	800.000	5.094.842
129175	A00240083000	Producción y venta de madera de eucalipto	Metro Cúbico	35.000			01/01/2016	31/12/2018		25.416.123	16.554.972	17.263.750	59.234.845
129189	A00240084000	Producción bufalina en Isla de Guara	Kilogramo	565.500			01/01/2016	31/12/2018		13.010.933	2.251.967	2.251.966	17.514.866
129190	A00240080000	Digitalización de colecciones y fondos bibliográficos pertenecientes a CVG	Documento	24.500			01/01/2016	31/12/2018		6.066.739	354.493	767.000	7.188.232
			TOTAL						1.380.562.197	674.657.965	881.470.524	25.568.679	2.972.259.365

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
99856	Producción de agua potable y saneamiento de aguas servidas en los estados Amazonas, Delta Amacuro y Sur de Anzoátegui (Soledad)	Metro Cúbico	386.330.898			60.000.000		40.390.076				100.390.076
100088	Construcción de viviendas en la zona de desarrollo de Guayana (Z. D. G.)	Vivienda	2.366			899.998		5.857.892			228.586.182	235.344.072
112107	Elaboración y ejecución de un programa de desarrollo socioproductivo para las comunidades de los espacios funcionales de la zona de desarrollo de Guayana	Participante	23.186	16.500	6.686	1.803.060		27.105.107				28.908.167
112113	Diseño y construcción de una planta para el manejo integral de los desechos industriales almacenados y generados por CVG, sus empresas tuteladas y otras empresas	Fase	7			2.000.000		2.184.673				4.184.673
119072	Fortalecimiento del centro de producción e investigación agrícola "Hato Gil"	Planta	488.080			890.001		14.276.593				15.166.594
122200	Instalación y puesta en marcha de una planta procesadora de leche	Fase	3			11.580.973		909.114				12.490.087
122213	Instalación de una planta para recepción, secado y almacenamiento de cereales	Fase	3			59.620.455		947.657				60.568.112
122315	Establecimiento de una línea de aserrío, en el Sector Areiba, Municipio Casacoima, Estado Delta Amacuro	Fase	2			42.375.274		267.705				42.642.979
123271	Mejoras y repotenciación de la red de silos CVG	Fase	3			46.826.429		1.141.453				47.967.882
126760	Construcción y rehabilitación de edificaciones de educación superior en los estados Bolívar y Delta Amacuro	Edificación	7			68.927.624		4.062.589				72.990.213
127641	Producción de carne de pescado para consumo humano	Kilogramo	81.000			4.835.000		959.839				5.794.839
127650	Producción de poslarvas y alevines de las especies cachama, morocoto y sus híbridos	Unidad	540.000			869.000		2.847.476				3.716.476

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129175	Producción y venta de madera de eucalipto	Metro Cúbico	35.000			16.310.000		9.106.123				25.416.123
129189	Producción bufalina en Isla de Guara	Kilogramo	565.500			3.002.622		10.008.311				13.010.933
129190	Digitalización de colecciones y fondos bibliográficos pertenecientes a CVG	Documento	24.500			767.000		5.299.739				6.066.739
TOTAL						320.707.436		125.364.347			228.586.182	674.657.965

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			1.231.938.813				1.231.938.813
02	Gestión Administrativa	863.069.014		118.500.758			604.504.559	1.586.074.331
03	Previsión y Protección Social			215.642.236				215.642.236
TOTAL		863.069.014		1.566.081.807			604.504.559	3.033.655.380

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1.016**	**1.785**		**2.801**	**381.219.490**		**381.219.490**
Alto Nivel y de Dirección		4		4	1.279.741		1.279.741
Directivo	64	82		146	24.518.585		24.518.585
Profesional y Técnico	460	504		964	161.889.834		161.889.834
Personal Administrativo	271	184		455	76.410.658		76.410.658
Personal Docente	32			32	5.373.936		5.373.936
Personal Médico	13	12		25	4.198.388		4.198.388
Obrero	176	999		1.175	107.548.348		107.548.348
Personal Contratado	**135**	**85**		**220**	**16.543.221**		**16.543.221**
Profesional y Técnico	35	24		59	4.743.066		4.743.066
Personal Administrativo	26	26		52	4.180.329		4.180.329
Personal Docente	25	5		30	2.411.728		2.411.728
Personal Médico	4	5		9	723.518		723.518
Obrero	45	25		70	4.484.580		4.484.580
TOTAL	1.151	1.870		3.021	397.762.711		397.762.711

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**446**	**407**	**853**	**172.323.991**
Alto Nivel y de Dirección		1	1	4.265.107
Médicos	9	2	11	2.169.773
Empleados	379	278	657	129.594.703
Docentes	4	1	5	986.262
Obreros	54	125	179	35.308.146
Pensionados	**198**	**77**	**275**	**43.318.245**
Médicos	1	1	2	315.042
Empleados	195	75	270	42.530.641
Docentes	2	1	3	472.562
TOTAL	644	484	1.128	215.642.236

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	1.331.251.443
4.02	Materiales, suministros y mercancías	251.533.577
4.03	Servicios no personales	477.594.309
4.04	Activos reales	756.814.053
4.05	Activos financieros	112.258.823
4.07	Transferencias y donaciones	307.863.212
4.08	Otros gastos	9.714.345
4.11	Disminución de pasivos	461.283.583
	TOTAL	3.708.313.345

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.862.352.909**
INGRESOS CORRIENTES ORDINARIOS	2.862.352.909
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	57.245.932
Venta de otros bienes y servicios	57.245.932
TRANSFERENCIAS CORRIENTES	1.691.446.154
Transferencias corrientes del sector público	1.691.446.154
Transferencias corrientes internas recibidas del sector público	1.691.446.154
De la República	1.691.446.154
Ministerio del Poder Popular para Industrias	1.691.446.154
- Ingresos Ordinarios	1.691.446.154
OTROS INGRESOS	1.113.660.823
Otros ingresos ajenos a la operación	1.113.198.823
Otros ingresos ordinarios	462.000
1.2 GASTOS CORRIENTES	**2.377.956.886**
GASTOS DE CONSUMO	2.070.093.674
Remuneraciones	1.331.251.443
Sueldos, salarios y otras retribuciones	522.682.976
Beneficios y complementos de sueldos y salarios	326.610.609
Aportes patronales	77.613.954
Prestaciones sociales y otras indemnizaciones	81.981.712
Asistencia socioeconómica	315.051.256
Otros gastos de personal	7.310.936
Compra de bienes y servicios	717.898.540
Bienes de consumo	251.533.577
Servicios no personales	466.364.963
Impuestos indirectos	11.229.346
Depreciación y amortización	9.714.345
TRANSFERENCIAS Y DONACIONES CORRIENTES	307.863.212
Al sector privado	226.642.236
Transferencias corrientes al sector privado	215.642.236
Directas a personas	215.642.236
Pensiones y otros beneficios asociados	43.318.245
Jubilaciones y otros beneficios asociados	172.323.991
Donaciones corrientes al sector privado	11.000.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Donaciones a personas	11.000.000
Al sector público	81.220.976
Transferencias corrientes al sector público	76.220.976
A los entes descentralizados sin fines empresariales para sus gastos	3.000.000
A entes descentralizados con fines empresariales no petroleros	73.220.976
Donaciones corrientes al sector público	5.000.000
A la República	5.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**484.396.023**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**497.265.718**
RECURSOS PROPIOS DE CAPITAL	497.265.718
Ahorro en cuenta corriente	484.396.023
Venta y/o desincorporación de activos fijos	3.155.350
De activos fijos	3.155.350
Incremento de la depreciación y amortización acumuladas	9.714.345
2.2 GASTOS DE CAPITAL	**869.072.876**
INVERSIÓN REAL DIRECTA	756.814.053
Formación bruta de capital fijo	750.090.959
Maquinaria, equipos y otros bienes muebles	349.340.486
Construcciones de bienes de dominio privado	390.410.473
Construcciones de bienes de dominio público	10.340.000
Bienes intangibles	6.723.094
INVERSIÓN FINANCIERA	112.258.823
Aportes en acciones y participaciones de capital	112.258.823
Al sector público	112.258.823
A entes descentralizados con fines empresariales no petroleros	112.258.823
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(371.807.158)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**833.090.741**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	768.090.741
Disminución de otros activos financieros	768.090.741
Disminución de disponibilidades	250.852.413
Disminución de bancos	250.852.413

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Disminución de cuentas por cobrar a corto plazo	517.238.328
Disminución de cuentas comerciales por cobrar a corto plazo	517.238.328
INCREMENTO DE PASIVOS	65.000.000
Incremento de cuentas y efectos por pagar	65.000.000
Incremento de cuentas y efectos por pagar a mediano y largo plazo	65.000.000
Incremento de efectos por pagar a contratistas a mediano y largo plazo	65.000.000
3.2 APLICACIONES FINANCIERAS	**833.090.741**
DISMINUCIÓN DE PASIVOS	461.283.583
Disminución de cuentas y efectos por pagar	275.305.795
Disminución de cuentas y efectos por pagar a corto plazo	275.305.795
Disminución cuentas por pagar a proveedores a corto plazo	91.851.447
Disminución cuentas por pagar a contratistas a corto plazo	183.454.348
Disminución de otros pasivos	185.977.788
Disminución de obligaciones de ejercicios anteriores	185.977.788
DÉFICIT FINANCIERO	371.807.158

A0233

Registro Nacional Único de Operadores de Sustancias Químicas Controladas

REGISTRO NACIONAL ÚNICO DE OPERADORES DE SUSTANCIAS QUÍMICAS CONTROLADAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Registro Nacional Único de Operadores de Sustancias Químicas Controladas, es un servicio desconcentrado, autónomo encargado del control administrativo de la producción, fabricación, preparación, transformación, almacenamiento, comercialización, corretaje, exportación, importación, transporte y desecho, así como cualquier otro tipo de transacciones en las que se encuentren involucradas las sustancias químicas controladas. Este control está dirigido a las personas naturales y jurídicas que se encuentren involucradas en cualquiera de las actividades antes mencionadas. Todo ello enmarcado en la Ley Orgánica de Drogas, publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.510 de fecha 15/09/2010.

Para el año 2016, el ente prevé la ejecución de un (1) proyecto a saber, la "Expansión del Registro Nacional Único de Operadores de Sustancias Químicas Controladas a Nivel Nacional", todo ello enmarcado en la razón de ser de este servicio desconcentrado.

Para el Ejercicio Económico Financiero 2016, el presupuesto de gastos del ente asciende a Bs. 120.491.888, el cual será financiado con recursos propios por un monto de Bs. 971.516 y transferencias del Ministerio del Poder Popular para Industrias por Bs. 119.520.372, de los cuales Bs. 114.842.642 corresponden a transferencias corrientes y Bs. 4.677.730 a transferencias de capital.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**114.842.642**
INGRESOS CORRIENTES ORDINARIOS	114.842.642
TRANSFERENCIAS CORRIENTES	114.842.642
Transferencias corrientes del sector público	114.842.642
Transferencias corrientes internas recibidas del sector público	114.842.642
De la República	114.842.642
INGRESOS DE CAPITAL	**5.649.246**
RECURSOS PROPIOS DE CAPITAL	971.516
Incremento de la depreciación y amortización acumuladas	971.516
TRANSFERENCIAS Y DONACIONES DE CAPITAL	4.677.730
Transferencias y donaciones de capital del sector público	4.677.730
Transferencias de capital recibidas del sector público	4.677.730
De la República	4.677.730
TOTAL RECURSOS	**120.491.888**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**115.814.158**
GASTOS DE CONSUMO	115.814.158
Remuneraciones	96.792.299
Sueldos, salarios y otras retribuciones	29.528.651
Beneficios y complementos de sueldos y salarios	34.812.244
Aportes patronales	10.933.276
Prestaciones sociales y otras indemnizaciones	8.155.408
Asistencia socioeconómica	13.362.720
Compra de bienes y servicios	15.750.129
Bienes de consumo	5.042.959
Servicios no personales	10.707.170
Impuestos indirectos	2.300.214
Depreciación y amortización	971.516
GASTOS DE CAPITAL	**4.677.730**
INVERSIÓN REAL DIRECTA	4.677.730
Formación bruta de capital fijo	4.677.730
Maquinaria, equipos y otros bienes muebles	4.677.730
TOTAL EGRESOS	**120.491.888**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Ingresos Propios	De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
127516	Expansión del registro nacional único de operadores de sustancias químicas controladas a nivel nacional.	oficina	4					101.812.608				101.812.608
TOTAL								101.812.608				101.812.608

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			14.166.211				14.166.211
02	Gestión Administrativa	971.516		3.541.553				4.513.069
TOTAL		971.516		17.707.764				18.679.280

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**8**	**6**		**14**	**3.535.216**		**3.535.216**
Alto Nivel y de Dirección		1		1	252.515		252.515
Directivo	8	5		13	3.282.701		3.282.701
Personal Contratado	**38**	**38**		**76**	**9.344.155**		**9.344.155**
Profesional y Técnico	38	38		76	9.344.155		9.344.155
TOTAL	**46**	**44**		**90**	**12.879.371**		**12.879.371**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	96.792.299
4.02	Materiales, suministros y mercancías	5.042.959
4.03	Servicios no personales	13.007.384
4.04	Activos reales	4.677.730
4.08	Otros gastos	971.516
	TOTAL	**120.491.888**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**114.842.642**
INGRESOS CORRIENTES ORDINARIOS	114.842.642
TRANSFERENCIAS CORRIENTES	114.842.642
Transferencias corrientes del sector público	114.842.642
Transferencias corrientes internas recibidas del sector público	114.842.642
De la República	114.842.642
Ministerio del Poder Popular para Industrias	114.842.642
- Ingresos Ordinarios	114.842.642
1.2 GASTOS CORRIENTES	**115.814.158**
GASTOS DE CONSUMO	115.814.158
Remuneraciones	96.792.299
Sueldos, salarios y otras retribuciones	29.528.651
Beneficios y complementos de sueldos y salarios	34.812.244
Aportes patronales	10.933.276
Prestaciones sociales y otras indemnizaciones	8.155.408
Asistencia socioeconómica	13.362.720
Compra de bienes y servicios	15.750.129
Bienes de consumo	5.042.959
Servicios no personales	10.707.170
Impuestos indirectos	2.300.214
Depreciación y amortización	971.516
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(971.516)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**4.677.730**
Desahorro en cuenta corriente	(971.516)
Incremento de la depreciación y amortización acumuladas	971.516
TRANSFERENCIAS Y DONACIONES DE CAPITAL	4.677.730
Transferencias y donaciones de capital del sector público	4.677.730
Transferencias de capital recibidas del sector público	4.677.730
De la República	4.677.730
Ministerio del Poder Popular para Industrias	4.677.730
- Ingresos Ordinarios	4.677.730

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2.2 GASTOS DE CAPITAL	**4.677.730**
INVERSIÓN REAL DIRECTA	4.677.730
Formación bruta de capital fijo	4.677.730
Maquinaria, equipos y otros bienes muebles	4.677.730
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0846

Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (INAPYMI)

INSTITUTO NACIONAL DE DESARROLLO PARA LA PEQUEÑA Y MEDIANA INDUSTRIA (Inapymi)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (Inapymi), de acuerdo con las competencias que le son propias, contempladas en el Artículo 17 del Decreto N° 6.215 con Rango, Valor y Fuerza de Ley para la Promoción y Desarrollo de la Pequeña y Mediana Industria y Unidades de Producción Social, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 5.890 Extraordinario de fecha 31/07/2008, tiene previsto para el Ejercicio Económico Financiero 2016 las siguientes acciones:

- Rehabilitar y mantener la plataforma industrial y de información estadística del Instituto para el Desarrollo de Actividades, enmarcada dentro de la economía productiva.
- Crear y fortalecer las taquillas únicas de trámites para la producción de las unidades socio productivas.

Para el Ejercicio Económico Financiero 2016, el presupuesto de gastos del ente asciende a Bs. 1.681.127.274, el cual será financiado con ingresos propios por un monto de Bs. 37.408.321, transferencias del Ministerio del Poder Popular para Industrias por Bs. 871.332.646 y fuentes financieras por Bs. 772.386.307.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**855.798.165**
INGRESOS CORRIENTES ORDINARIOS	855.798.165
INGRESOS DE OPERACIÓN	34.135.321
Ingresos financieros de instituciones financieras	34.135.321
TRANSFERENCIAS CORRIENTES	821.662.844
Transferencias corrientes del sector público	821.662.844
Transferencias corrientes internas recibidas del sector público	821.662.844
De la República	821.662.844
INGRESOS DE CAPITAL	**512.942.802**
RECURSOS PROPIOS DE CAPITAL	3.273.000
Incremento de la depreciación y amortización acumuladas	3.273.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	49.669.802
Transferencias y donaciones de capital del sector público	49.669.802
Transferencias de capital recibidas del sector público	49.669.802
De la República	49.669.802
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	460.000.000
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	460.000.000
Al sector privado	460.000.000
FUENTES FINANCIERAS	**312.386.307**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	312.386.307
Disminución de otros activos financieros	312.386.307
Disminución de disponibilidades	312.386.307
Disminución de bancos	312.386.307
TOTAL RECURSOS	**1.681.127.274**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**824.693.579**
GASTOS DE CONSUMO	778.852.501
Remuneraciones	559.711.619
Sueldos, salarios y otras retribuciones	190.858.602
Beneficios y complementos de sueldos y salarios	169.788.988
Aportes patronales	17.505.115
Prestaciones sociales y otras indemnizaciones	45.282.742
Asistencia socioeconómica	136.246.172
Otros gastos de personal	30.000
Compra de bienes y servicios	183.711.893
Bienes de consumo	55.342.152
Servicios no personales	128.369.741
Impuestos indirectos	32.155.989
Depreciación y amortización	3.273.000
GASTOS DE LA PROPIEDAD	1.300.000
Intereses	1.300.000
Intereses internos	1.300.000
Intereses por otros financiamientos	1.300.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	44.541.078
Al sector privado	44.541.078
Transferencias corrientes al sector privado	44.541.078
Directas a personas	44.541.078
Pensiones y otros beneficios asociados	9.235.879
Jubilaciones y otros beneficios asociados	35.305.199
GASTOS DE CAPITAL	**853.433.695**
INVERSIÓN REAL DIRECTA	39.912.067
Formación bruta de capital fijo	39.804.984
Maquinaria, equipos y otros bienes muebles	17.471.470
Construcciones de bienes de dominio privado	22.333.514
Bienes intangibles	107.083
INVERSIÓN FINANCIERA	813.521.628
Concesión de préstamos a largo plazo	813.521.628
Al sector privado	813.521.628

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	3.000.000
DISMINUCIÓN DE PASIVOS	3.000.000
Disminución de cuentas y efectos por pagar	3.000.000
Disminución de cuentas y efectos por pagar a corto plazo	1.500.000
Disminución de efectos por pagar a proveedores a corto plazo	1.500.000
Disminución de otras cuentas y efectos por pagar	1.500.000
Disminución de otras cuentas por pagar a corto plazo	1.500.000
TOTAL EGRESOS	1.681.127.274

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127543	Rehabilitación y mantenimiento de la plataforma industrial y de información estadística del Instituto para el Desarrollo de Actividades Enmarcadas dentro de la Economía Productiva	Obra	10			18.968.928		75.908.348				94.877.276
127553	Creación y fortalecimiento de taquillas únicas de trámites para la producción de las unidades socio productivas	Trámite	408.000					9.584.007				9.584.007
TOTAL						18.968.928		85.492.355				104.461.283

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			541.874.584				541.874.584
02	Gestión Administrativa	18.439.393		199.424.629			772.386.307	990.250.329
03	Previsión y Protección Social			44.541.078				44.541.078
TOTAL		18.439.393		785.840.291			772.386.307	1.576.665.991

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**282**	**476**	**157**	**915**	**56.522.209**	**9.875.169**	**66.397.378**
Alto Nivel y de Dirección		1		1	55.536		55.536
Directivo	19	14	29	62	3.410.993		3.410.993
Profesional y Técnico	147	308	84	539	34.933.285	6.029.228	40.962.513
Personal Administrativo	64	36	24	124	6.894.370	1.836.693	8.731.063
Obrero	52	117	20	189	11.228.025	2.009.248	13.237.273
Personal Contratado	**192**	**173**		**365**	**13.652.467**		**13.652.467**
Profesional y Técnico	141	93		234	9.283.678		9.283.678
Personal Administrativo	51	80		131	4.368.789		4.368.789
TOTAL	474	649	157	1.280	70.174.676	9.875.169	80.049.845

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**92**	**40**	**132**	**35.305.199**
Empleados	84	26	110	27.511.087
Obreros	8	14	22	7.794.112
Pensionados	**17**	**8**	**25**	**9.235.879**
Empleados	14	7	21	6.981.330
Obreros	3	1	4	2.254.549
TOTAL	109	48	157	44.541.078

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	559.711.619
4.02	Materiales, suministros y mercancías	55.342.152
4.03	Servicios no personales	160.525.730
4.04	Activos reales	39.912.067
4.05	Activos financieros	813.521.628
4.07	Transferencias y donaciones	44.541.078
4.08	Otros gastos	4.573.000
4.11	Disminución de pasivos	3.000.000
	TOTAL	1.681.127.274

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**855.798.165**
INGRESOS CORRIENTES ORDINARIOS	855.798.165
INGRESOS DE OPERACIÓN	34.135.321
Ingresos financieros de instituciones financieras	34.135.321
TRANSFERENCIAS CORRIENTES	821.662.844
Transferencias corrientes del sector público	821.662.844
Transferencias corrientes internas recibidas del sector público	821.662.844
De la República	821.662.844
Ministerio del Poder Popular para Industrias	821.662.844
- Ingresos Ordinarios	821.662.844
1.2 GASTOS CORRIENTES	**824.693.579**
GASTOS DE CONSUMO	778.852.501
Remuneraciones	559.711.619
Sueldos, salarios y otras retribuciones	190.858.602
Beneficios y complementos de sueldos y salarios	169.788.988
Aportes patronales	17.505.115
Prestaciones sociales y otras indemnizaciones	45.282.742
Asistencia socioeconómica	136.246.172
Otros gastos de personal	30.000
Compra de bienes y servicios	183.711.893
Bienes de consumo	55.342.152
Servicios no personales	128.369.741
Impuestos indirectos	32.155.989
Depreciación y amortización	3.273.000
GASTOS DE LA PROPIEDAD	1.300.000
Intereses	1.300.000
Intereses internos	1.300.000
Intereses por otros financiamientos	1.300.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	44.541.078
Al sector privado	44.541.078
Transferencias corrientes al sector privado	44.541.078
Directas a personas	44.541.078
Pensiones y otros beneficios asociados	9.235.879
Jubilaciones y otros beneficios asociados	35.305.199

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**31.104.586**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**544.047.388**
RECURSOS PROPIOS DE CAPITAL	34.377.586
Ahorro en cuenta corriente	31.104.586
Incremento de la depreciación y amortización acumuladas	3.273.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	49.669.802
Transferencias y donaciones de capital del sector público	49.669.802
Transferencias de capital recibidas del sector público	49.669.802
De la República	49.669.802
Ministerio del Poder Popular para Industrias	49.669.802
- Ingresos Ordinarios	49.669.802
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	460.000.000
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	460.000.000
Al sector privado	460.000.000
2.2 GASTOS DE CAPITAL	**853.433.695**
INVERSIÓN REAL DIRECTA	39.912.067
Formación bruta de capital fijo	39.804.984
Maquinaria, equipos y otros bienes muebles	17.471.470
Construcciones de bienes de dominio privado	22.333.514
Bienes intangibles	107.083
INVERSIÓN FINANCIERA	813.521.628
Concesión de préstamos a largo plazo	813.521.628
Al sector privado	813.521.628
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(309.386.307)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**312.386.307**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	312.386.307
Disminución de otros activos financieros	312.386.307
Disminución de disponibilidades	312.386.307
Disminución de bancos	312.386.307

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
3.2 APLICACIONES FINANCIERAS	**312.386.307**
DISMINUCIÓN DE PASIVOS	3.000.000
Disminución de cuentas y efectos por pagar	3.000.000
Disminución de cuentas y efectos por pagar a corto plazo	1.500.000
Disminución de efectos por pagar a proveedores a corto plazo	1.500.000
Disminución de otras cuentas y efectos por pagar	1.500.000
Disminución de otras cuentas por pagar a corto plazo	1.500.000
DÉFICIT FINANCIERO	309.386.307

A0927

Fondo Venezolano de Reconversión Industrial y Tecnológica (FONDOIN)

FONDO VENEZOLANO DE RECONVERSIÓN INDUSTRIAL Y TECNOLÓGICA (Fondoin)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Fondo Venezolano de Reconversión Industrial y Tecnológica (Fondoin), con competencia en materia ambiental, adscrito al Ministerio del Poder Popular para Industrias, está enmarcado en los lineamientos estratégicos de las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", que coadyuva a la transformación económica, social y cultural de la nación, de allí que el propósito fundamental de Fondoin ha sido promover y conducir la reconversión tecnológica necesaria para eliminar el consumo de las sustancias perjudiciales que agotan la capa de ozono.

El Fondo Venezolano de Reconversión Industrial y Tecnológica (Fondoin), es la única institución de carácter técnico en Venezuela, especializada en el tema del uso, consumo, producción y manejo de sustancias que perjudican la capa de ozono. En este sentido, el Fondo estima recursos para ejecutar sus operaciones por un monto de Bs. 16.621.417, de los cuales Bs. 1.391.200 se destinarán a la ejecución del proyecto y Bs. 15.230.217 para las Acciones Centralizadas.

Para el año 2016, Fondoin ha orientado su política de gastos en cubrir las necesidades básicas de operación y funcionamiento que permita cumplir de manera óptima con los objetivos y metas institucionales. De esta forma, para el Ejercicio Económico Financiero 2016 persigue la consolidación de las líneas estratégicas emanadas por el Ejecutivo Nacional, permitiendo una acción efectiva del Ente.

El ámbito de competencia de Fondoin es a nivel nacional, para satisfacer las necesidades de la población del país, relacionado con la eliminación progresiva de las Sustancias Agotadoras de la Capa de Ozono (SAO), en cumplimiento del Protocolo de Montreal, con el propósito de ejecutar las actividades enmarcadas en el Plan Nacional de Eliminación Progresiva de los Hidroclorofluorocarburos (HCFC) y en la instrumentación de políticas en gestión productiva y ambiental dirigidas a las unidades de producción.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**16.528.669**
INGRESOS CORRIENTES ORDINARIOS	14.240.491
TRANSFERENCIAS CORRIENTES	14.240.491
Transferencias corrientes del sector público	14.240.491
Transferencias corrientes internas recibidas del sector público	14.240.491
De la República	14.240.491
INGRESOS CORRIENTES EXTRAORDINARIOS	2.288.178
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.288.178
Transferencias y donaciones corrientes recibidas del sector externo	2.288.178
Transferencias corrientes recibidas del exterior	2.288.178
De organismos internacionales	2.288.178
INGRESOS DE CAPITAL	**92.748**
RECURSOS PROPIOS DE CAPITAL	92.748
Incremento de la depreciación y amortización acumuladas	92.748
TOTAL RECURSOS	**16.621.417**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**16.621.417**
GASTOS DE CONSUMO	16.621.417
Remuneraciones	12.221.040
Sueldos, salarios y otras retribuciones	3.567.323
Beneficios y complementos de sueldos y salarios	4.408.351
Aportes patronales	188.048
Prestaciones sociales y otras indemnizaciones	947.698
Asistencia socioeconómica	3.109.620
Compra de bienes y servicios	3.891.702
Bienes de consumo	1.843.976
Servicios no personales	2.047.726
Impuestos indirectos	415.927
Depreciación y amortización	92.748
TOTAL EGRESOS	**16.621.417**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta		Género		Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Fem.	Masc.	Ingresos: Ingresos Propios	Transferencias y Donaciones - De la República: Proyectos por Endeudamiento	Transferencias y Donaciones - De la República: Otras	Transferencias y Donaciones - De los Entes Descentralizados	Transferencias y Donaciones - Otras	Fuentes Financieras	
127523	Proyecto Nacional de Eliminación Progresiva de Sustancias Agotadoras de la Capa de Ozono - SAO	Tonelada	20							1.391.200		1.391.200
TOTAL										**1.391.200**		**1.391.200**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos: Ingresos Propios	Transferencias y Donaciones - De la República: Proyectos por Endeudamiento	Transferencias y Donaciones - De la República: Otras	Transferencias y Donaciones - De los Entes Descentralizados	Transferencias y Donaciones - Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			11.392.393		896.978		12.289.371
02	Gestión Administrativa	92.748		2.848.098				2.940.846
TOTAL		**92.748**		**14.240.491**		**896.978**		**15.230.217**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**14**	**9**		**23**	**2.059.136**		**2.059.136**
Alto Nivel y de Dirección	1			1	122.400		122.400
Profesional y Técnico	13	9		22	1.936.736		1.936.736
TOTAL	14	9		23	2.059.136		2.059.136

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	12.221.040
4.02	Materiales, suministros y mercancías	1.843.976
4.03	Servicios no personales	2.463.653
4.08	Otros gastos	92.748
	TOTAL	**16.621.417**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**16.528.669**
INGRESOS CORRIENTES ORDINARIOS	14.240.491
TRANSFERENCIAS CORRIENTES	14.240.491
Transferencias corrientes del sector público	14.240.491
Transferencias corrientes internas recibidas del sector público	14.240.491
De la República	14.240.491
Ministerio del Poder Popular para Industrias	14.240.491
- Ingresos Ordinarios	14.240.491
INGRESOS CORRIENTES EXTRAORDINARIOS	2.288.178
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.288.178
Transferencias y donaciones corrientes recibidas del sector externo	2.288.178
Transferencias corrientes recibidas del exterior	2.288.178
De organismos internacionales	2.288.178
1.2 GASTOS CORRIENTES	**16.621.417**
GASTOS DE CONSUMO	16.621.417
Remuneraciones	12.221.040
Sueldos, salarios y otras retribuciones	3.567.323
Beneficios y complementos de sueldos y salarios	4.408.351
Aportes patronales	188.048
Prestaciones sociales y otras indemnizaciones	947.698
Asistencia socioeconómica	3.109.620
Compra de bienes y servicios	3.891.702
Bienes de consumo	1.843.976
Servicios no personales	2.047.726
Impuestos indirectos	415.927
Depreciación y amortización	92.748
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(92.748)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**0**
RECURSOS PROPIOS DE CAPITAL	0
Desahorro en cuenta corriente	**(92.748)**
Incremento de la depreciación y amortización acumuladas	92.748
2.2 GASTOS DE CAPITAL	**0**
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

REPÚBLICA BOLIVARIANA
DE VENEZUELA



LEY DE PRESUPUESTO
PARA EL EJERCICIO ECONÓMICO
FINANCIERO
2016

Título III

Tomo III

70
Ministerio del Poder Popular de Economía y Finanzas

Ministerio del Poder Popular de Economía y Finanzas

A0121 Superintendencia de las Instituciones del Sector Bancario (SUDEBAN)

A0122 Servicio Autónomo de Prestaciones Sociales de los Organismos de la Administración Central

A0123 Servicio Nacional Integrado de Administración Aduanera y Tributaria (SENIAT)

A0185 Superintendencia Nacional de Valores

A0279 Superintendencia de Bienes Públicos

A0548 Centro Nacional de Comercio Exterior (CENCOEX)

A0806 Fondo de Protección Social de los Depósitos Bancarios (FOGADE)

A0944 Superintendencia de Seguridad Social

A0955 Servicio Autónomo Comisión Nacional de Lotería (CONALOT)

A1370 Superintendencia de la Actividad Aseguradora

A1377 Bolsa Pública de Valores Bicentenaria

A0121

Superintendencia de las Instituciones del Sector Bancario (SUDEBAN)

SUPERINTENDENCIA DE LAS INSTITUCIONES DEL SECTOR BANCARIO (Sudeban)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Superintendencia de las Instituciones del Sector Bancario (Sudeban), es el órgano rector de la supervisión, fiscalización, regulación y control de los entes sometidos a su control, institución al servicio del estado y de las personas, cuya actuación dará preferencia a la atención de los requerimientos de la población y a la satisfacción de sus necesidades, debiendo asegurar a los ciudadanos sus derechos, cuando se relacionen con ella. Además, tiene entre sus objetivos, la mejora continua de los procedimientos y servicios administrativos, conforme a las políticas fijadas por el Ejecutivo Nacional, teniendo en cuenta los recursos disponibles.

Los ingresos de la Sudeban, están conformados por las contribuciones especiales provenientes de las instituciones supervisadas así como, los ingresos por actividades propias, generados por la venta de publicaciones y los intereses por colocaciones a plazo y rendimientos en las cuentas corrientes.

El presupuesto de gastos estimado para el Ejercicio Económico Financiero 2016, responde a las necesidades detectadas, de acuerdo con los siguientes planteamientos:

- Supervisión Bancaria: la Sudeban fortalecerá la supervisión a través de la ejecución de una supervisión bancaria integral basada en dos principios fundamentales: inspección In Situ y supervisión Extra Situ, definidos como macro procesos orientados a obtener una evaluación global, cuantitativa y cualitativa de la calidad de los sistemas con los que los entes supervisados identifican, miden, administran y controlan sus riesgos desde el punto de vista financiero y tecnológico; así como, aplicar el control y seguimiento de la calidad de los servicios bancarios y prevención de legitimación de capitales.

A través de las políticas de coberturas de los servicios a prestar por la Institución, se logrará:

- Efectuar la supervisión, regulación e inspección de las instituciones financieras a través del proceso de supervisión integral y la emisión de normas preventivas, con el objeto de preservar los intereses de los depositantes y coadyuvar a la estabilidad del sistema financiero.
- Generalizar en forma clara y transparente la información sobre el sistema bancario que genera la Institución.
- Proporcionar al público en general, la atención integral, oportuna y efectiva en materia de denuncias, reclamos y consultas relacionadas con las operaciones del sistema bancario, con el objetivo de garantizar el cumplimiento de las necesidades sociales, económicas y de justicia de los ciudadanos y ciudadanas del estado venezolano. Así como, atender los lineamientos del Ejecutivo en cuanto a que los organismos públicos deban diseñar proyectos que promuevan la conciencia del deber social, mediante el trabajo comunitario o servicio voluntario de sus trabajadores.
- Atender los requerimientos de la información financiera formulados por el Ministerio Público y demás órganos de investigación penal competentes, a objeto de prevenir e investigar los delitos relacionados con la delincuencia organizada.
- Atender la gestión social, surge como una política de Estado enmarcada dentro de las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", partiendo del enfoque de la suprema felicidad del pueblo venezolano y contribuye con uno de los objetivos institucionales de la Sudeban, con la finalidad de ayudar a los ciudadanos y ciudadanas más necesitados y con bajos recursos económicos en materia de salud.

El presupuesto de gastos para el Ejercicio Económico Financiero 2016 de la Superintendencia de las Instituciones del Sector Bancario (Sudeban), asciende a la cantidad de Bs. 4.662.461.686, que será financiado con recursos propios provenientes de intereses por depósitos Bs. 18.850.080, de otros ingresos Bs. 66.242.642, por transferencias recibidas del sector privado Bs. 4.504.562.000; y como recursos de capital derivados del incremento de la depreciación acumulada Bs. 72.806.964.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**4.589.654.722**
INGRESOS CORRIENTES ORDINARIOS	4.589.654.722
INGRESOS DE LA PROPIEDAD	18.850.080
Intereses	18.850.080
Intereses internos	18.850.080
Intereses por depósitos	18.850.080
TRANSFERENCIAS CORRIENTES	4.504.562.000
Transferencias corrientes internas recibidas del sector privado	4.504.562.000
De empresas privadas	4.504.562.000
OTROS INGRESOS	66.242.642
Otros ingresos ordinarios	66.242.642
INGRESOS DE CAPITAL	**72.806.964**
RECURSOS PROPIOS DE CAPITAL	72.806.964
Incremento de la depreciación y amortización acumuladas	72.806.964
TOTAL RECURSOS	**4.662.461.686**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**4.051.734.692**
GASTOS DE CONSUMO	3.506.080.869
Remuneraciones	2.313.736.124
Sueldos, salarios y otras retribuciones	615.645.650
Beneficios y complementos de sueldos y salarios	844.118.527
Aportes patronales	52.026.835
Prestaciones sociales y otras indemnizaciones	155.653.492
Asistencia socioeconómica	646.291.620
Compra de bienes y servicios	952.311.545
Bienes de consumo	418.481.038
Servicios no personales	533.830.507
Impuestos indirectos	167.226.236
Depreciación y amortización	72.806.964
TRANSFERENCIAS Y DONACIONES CORRIENTES	545.653.823
Al sector privado	405.656.703
Transferencias corrientes al sector privado	219.220.059
Directas a personas	219.220.059
Pensiones y otros beneficios asociados	53.610.008
Jubilaciones y otros beneficios asociados	165.610.051
Donaciones corrientes al sector privado	186.436.644
Donaciones a personas	150.352.132
Donaciones a instituciones sin fines de lucro	36.084.512
Al sector público	139.709.620
Transferencias corrientes al sector público	25.442.000
A los entes descentralizados sin fines empresariales para sus gastos	25.442.000
Donaciones corrientes al sector público	114.267.620
A la República	39.091.554
A los entes descentralizados sin fines empresariales	39.091.554
Al Poder Estadal	3.007.043
Al Poder Municipal	3.007.043
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	30.070.426
Al sector externo	287.500
Transferencias corrientes al exterior	287.500
A organismos internacionales	287.500
GASTOS DE CAPITAL	**573.748.143**
INVERSIÓN REAL DIRECTA	573.748.143

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
Formación bruta de capital fijo	379.863.945
Maquinaria, equipos y otros bienes muebles	304.863.945
Construcciones de bienes de dominio privado	75.000.000
Bienes intangibles	193.884.198
APLICACIONES FINANCIERAS	**36.978.851**
DISMINUCIÓN DE PASIVOS	36.978.851
Disminución de cuentas y efectos por pagar	30.978.851
Disminución de cuentas y efectos por pagar a corto plazo	30.978.851
Disminución de sueldos, salarios y otras remuneraciones por pagar	5.950.000
Disminución de aportes patronales y retenciones laborales por pagar	5.050.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	50.000
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	5.000.000
Disminución cuentas por pagar a proveedores a corto plazo	1.071.798
Disminución cuentas por pagar a contratistas a corto plazo	18.907.053
Disminución de otros pasivos	6.000.000
Disminución de provisiones y reservas técnicas	6.000.000
Disminución de provisiones	6.000.000
Disminución de provisiones para despidos	3.000.000
Disminución de provisiones para beneficios sociales	3.000.000
TOTAL EGRESOS	**4.662.461.686**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras					2.405.415.362		2.405.415.362
02	Gestión Administrativa	157.899.686				1.879.863.647		2.037.763.333
03	Previsión y Protección Social					219.282.991		219.282.991
	TOTAL	**157.899.686**				**4.504.562.000**		**4.662.461.686**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**532**	**450**	**75**	**1.057**	**197.097.939**		**197.097.939**
Alto Nivel y de Dirección	1			1	979.572		979.572
Directivo	19	15		34	41.808.656		41.808.656
Profesional y Técnico	389	300	54	743	110.222.819		110.222.819
Personal Administrativo	95	100	13	208	38.007.869		38.007.869
Obrero	28	35	8	71	6.079.023		6.079.023
Personal Contratado	**5**	**5**		**10**	**1.742.400**		**1.742.400**
Profesional y Técnico	5	5		10	1.742.400		1.742.400
TOTAL	**537**	**455**	**75**	**1.067**	**198.840.339**		**198.840.339**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**100**	**86**	**186**	**165.610.051**
Empleados	100	86	186	165.610.051
Pensionados	**31**	**19**	**50**	**53.610.008**
Empleados	31	19	50	53.610.008
TOTAL	**131**	**105**	**236**	**219.220.059**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	2.313.736.124
4.02	Materiales, suministros y mercancías	418.481.038
4.03	Servicios no personales	701.056.743
4.04	Activos reales	573.748.143
4.07	Transferencias y donaciones	545.653.823
4.08	Otros gastos	72.806.964
4.11	Disminución de pasivos	36.978.851
	TOTAL	**4.662.461.686**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**4.589.654.722**
INGRESOS CORRIENTES ORDINARIOS	4.589.654.722
INGRESOS DE LA PROPIEDAD	18.850.080
Intereses	18.850.080
Intereses internos	18.850.080
Intereses por depósitos	18.850.080
TRANSFERENCIAS CORRIENTES	4.504.562.000
Transferencias corrientes internas recibidas del sector privado	4.504.562.000
De empresas privadas	4.504.562.000
OTROS INGRESOS	66.242.642
Otros ingresos ordinarios	66.242.642
1.2 GASTOS CORRIENTES	**4.051.734.692**
GASTOS DE CONSUMO	3.506.080.869
Remuneraciones	2.313.736.124
Sueldos, salarios y otras retribuciones	615.645.650
Beneficios y complementos de sueldos y salarios	844.118.527
Aportes patronales	52.026.835
Prestaciones sociales y otras indemnizaciones	155.653.492
Asistencia socioeconómica	646.291.620
Compra de bienes y servicios	952.311.545
Bienes de consumo	418.481.038
Servicios no personales	533.830.507
Impuestos indirectos	167.226.236
Depreciación y amortización	72.806.964
TRANSFERENCIAS Y DONACIONES CORRIENTES	545.653.823
Al sector privado	405.656.703
Transferencias corrientes al sector privado	219.220.059
Directas a personas	219.220.059
Pensiones y otros beneficios asociados	53.610.008
Jubilaciones y otros beneficios asociados	165.610.051
Donaciones corrientes al sector privado	186.436.644
Donaciones a personas	150.352.132
Donaciones a instituciones sin fines de lucro	36.084.512
Al sector público	139.709.620
Transferencias corrientes al sector público	25.442.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
A los entes descentralizados sin fines empresariales para sus gastos	25.442.000
Donaciones corrientes al sector público	114.267.620
A la República	39.091.554
A los entes descentralizados sin fines empresariales	39.091.554
Al Poder Estadal	3.007.043
Al Poder Municipal	3.007.043
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	30.070.426
Al sector externo	287.500
Transferencias corrientes al exterior	287.500
A organismos internacionales	287.500
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**537.920.030**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**610.726.994**
RECURSOS PROPIOS DE CAPITAL	610.726.994
Ahorro en cuenta corriente	537.920.030
Incremento de la depreciación y amortización acumuladas	72.806.964
2.2 GASTOS DE CAPITAL	**573.748.143**
INVERSIÓN REAL DIRECTA	573.748.143
Formación bruta de capital fijo	379.863.945
Maquinaria, equipos y otros bienes muebles	304.863.945
Construcciones de bienes de dominio privado	75.000.000
Bienes intangibles	193.884.198
2.3 RESULTADO FINANCIERO : SUPERAVIT	**36.978.851**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**36.978.851**
SUPERÁVIT FINANCIERO	36.978.851
3.2 APLICACIONES FINANCIERAS	**36.978.851**
DISMINUCIÓN DE PASIVOS	36.978.851
Disminución de cuentas y efectos por pagar	30.978.851
Disminución de cuentas y efectos por pagar a corto plazo	30.978.851
Disminución de sueldos, salarios y otras remuneraciones por pagar	5.950.000
Disminución de aportes patronales y retenciones laborales por pagar	5.050.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	50.000
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	5.000.000
Disminución cuentas por pagar a proveedores a corto plazo	1.071.798
Disminución cuentas por pagar a contratistas a corto plazo	18.907.053
Disminución de otros pasivos	6.000.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Disminución de provisiones y reservas técnicas	6.000.000
Disminución de provisiones	6.000.000
Disminución de provisiones para despidos	3.000.000
Disminución de provisiones para beneficios sociales	3.000.000

A0122

Servicio Autónomo de Prestaciones Sociales de los Organismos de la Administración Central

SERVICIO AUTÓNOMO DE PRESTACIONES SOCIALES DE LOS ORGANISMOS DE LA ADMINISTRACIÓN CENTRAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Servicio Autónomo de Prestaciones de los Organismos de la Administración Central, dentro de sus competencias le corresponde asegurar el pago de prestaciones sociales e intereses sobre prestaciones sociales al personal empleado, obrero y docente egresado, conforme a las disposiciones legales y convención colectiva, cuya liquidación y trámite para el pago de las prestaciones sociales, se encuentra pendiente en el organismo del cual egresa.

En tal sentido, se han estimado cancelar las Prestaciones Sociales a 765 egresados con una inversión social de Bs 277.450.000, los cuales serán cancelados a los beneficiarios a través de los diversos mecanismos que poseen la banca pública y el Banco Central de Venezuela.

El presupuesto de gastos para el Ejercicio Económico Financiero 2016 de Servicio Autónomo de Prestaciones Sociales de los Organismos de la Administración Central, asciende a la cantidad de Bs. 277.450.000, que será financiado por transferencias recibidas del Ministerio del Poder Popular de Economía y Finanzas por Bs. 260.000.000; y como fuente financiera derivados de la disminución de disponibilidades Bs. 17.450.000.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**260.000.000**
INGRESOS CORRIENTES ORDINARIOS	260.000.000
TRANSFERENCIAS CORRIENTES	260.000.000
Transferencias corrientes del sector público	260.000.000
Transferencias corrientes internas recibidas del sector público	260.000.000
De la República	260.000.000
FUENTES FINANCIERAS	**17.450.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	17.450.000
Disminución de otros activos financieros	17.450.000
Disminución de disponibilidades	17.450.000
Disminución de bancos	17.450.000
TOTAL RECURSOS	**277.450.000**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**277.450.000**
DISMINUCIÓN DE PASIVOS	277.450.000
Disminución de otros pasivos	277.450.000
Disminución de otros pasivos a corto plazo	277.450.000
TOTAL EGRESOS	**277.450.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128246	Tramite de pago de prestaciones sociales de los organismos de la administración central	Pago	765					260.000.000			17.450.000	277.450.000
TOTAL								260.000.000			17.450.000	277.450.000

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.11	Disminución de pasivos	277.450.000
	TOTAL	**277.450.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**260.000.000**
INGRESOS CORRIENTES ORDINARIOS	260.000.000
TRANSFERENCIAS CORRIENTES	260.000.000
Transferencias corrientes del sector público	260.000.000
Transferencias corrientes internas recibidas del sector público	260.000.000
De la República	260.000.000
Ministerio del Poder Popular de Economía y Finanzas	260.000.000
-Ingresos Ordinarios	260.000.000
1.2 GASTOS CORRIENTES	
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**260.000.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**260.000.000**
RECURSOS PROPIOS DE CAPITAL	260.000.000
Ahorro en cuenta corriente	260.000.000
2.2 GASTOS DE CAPITAL	
2.3 RESULTADO FINANCIERO : SUPERAVIT	**260.000.000**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**277.450.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	17.450.000
Disminución de otros activos financieros	17.450.000
Disminución de disponibilidades	17.450.000
Disminución de bancos	17.450.000
SUPERÁVIT FINANCIERO	260.000.000
3.2 APLICACIONES FINANCIERAS	**277.450.000**
DISMINUCIÓN DE PASIVOS	277.450.000
Disminución de otros pasivos	277.450.000
Disminución de otros pasivos a corto plazo	277.450.000

A0123

Servicio Nacional Integrado de Administración Aduanera y Tributaria (SENIAT)

SERVICIO NACIONAL INTEGRADO DE ADMINISTRACIÓN ADUANERA Y TRIBUTARIA (Seniat)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Servicio Nacional Integrado de Administración Aduanera y Tributaria (Seniat), teniendo como base las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialismo de Desarrollo Económico y Social de la Nación 2013 – 2019" y los objetivos estratégicos del Servicio, elaboró el proyecto de presupuesto siguiendo las políticas, lineamientos y directrices emanados del Ministerio del Poder Popular de Economía y Finanzas y de la Oficina Nacional de Presupuesto, y de acuerdo a lo establecido en el Decreto 6.649 de fecha 25 de marzo de 2009, mediante el cual se eliminó el Gasto Suntuario o Superfluo en el Sector Público Nacional a fin de continuar consolidando los logros alcanzados en los últimos cinco (5) años en el marco de los referidos proyectos.

En este sentido, la planificación está acompañada de un presupuesto acorde con las necesidades financieras del servicio, para atender los gastos relacionados con la adquisición de materiales y suministros, los contratos por servicios básicos, los gastos de mantenimiento y reparaciones menores de equipos e infraestructura, y la promoción del uso eficiente de la energía, fundamentales para el buen desempeño institucional, así como para el cumplimiento de los componentes tecnológicos y de asistencia técnica que demandan las políticas y estrategias de la gestión institucional.

Asimismo, se priorizan en las acciones centralizadas los compromisos con las trabajadoras y trabajadores, además de los gastos relacionados con la protección y atención integral a las familias y personas en refugios del Seniat.

Las principales políticas que apuntan al cumplimiento de los objetivos históricos nacionales, así como a los objetivos estratégicos institucionales, son las siguientes:

- La gestión de cobro extrajudicial y judicial, orientada a los sujetos pasivos de la relación jurídico-tributaria titulares de rentas o ganancias de capital y ganancias fortuitas.
- Distribución de la fuerza fiscal priorizando los programas de combate a la defraudación tributaria, a los titulares de rentas o ganancias de capital y ganancias fortuitas; programas dirigidos a las personas o entidades que capten ingresos provenientes de actividades desarrolladas por el Estado; y a programas referidos a las personas o entidades beneficiarias de regímenes liberatorios, suspensivos y devolutivos de impuestos.
- El fortalecimiento del control aduanero, el combate al contrabando y disminución de las infracciones aduaneras con visión de seguridad y soberanía integral de la Nación.

Para el Ejercicio Económico Financiero 2016, está contemplado la ejecución de dos del proyectos "Automatización, integración y estandarización de los procedimientos de fiscalización y sumario administrativo a nivel nacional" y "Cuenta integral aduanera y tributaria".

El presupuesto de gastos para el Ejercicio Económico Financiero 2016 del Servicio Nacional Integrado de Administración Aduanera y Tributaria (Seniat), asciende a la cantidad de Bs. 58.485.212.272, que será financiado con recursos propios provenientes del cobro de tasas Bs. 5.210.443.328, de intereses por depósitos Bs. 6.400.000, por el cobro de la tasa aduanera Bs. 47.249.381.887, por transferencias recibidas del Ministerio del Poder Popular de Economía y Finanzas Bs. 5.599.100.000, como recursos de capital derivados del incremento de la depreciación acumulada Bs. 338.776.973; y como fuente financiera por la disminución de disponibilidades Bs. 81.110.084.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**58.065.325.215**
INGRESOS CORRIENTES ORDINARIOS	58.065.325.215
INGRESOS NO TRIBUTARIOS	5.210.443.328
Tasas	5.210.443.328
INGRESOS DE LA PROPIEDAD	6.400.000
Intereses	6.400.000
Intereses internos	6.400.000
Intereses por depósitos	6.400.000
TRANSFERENCIAS CORRIENTES	5.599.100.000
Transferencias corrientes del sector público	5.599.100.000
Transferencias corrientes internas recibidas del sector público	5.599.100.000
De la República	5.599.100.000
OTROS INGRESOS	47.249.381.887
Otros ingresos ordinarios	47.249.381.887
INGRESOS DE CAPITAL	**338.776.973**
RECURSOS PROPIOS DE CAPITAL	338.776.973
Incremento de la depreciación y amortización acumuladas	338.776.973
FUENTES FINANCIERAS	**81.110.084**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	81.110.084
Disminución de otros activos financieros	81.110.084
Disminución de disponibilidades	81.110.084
Disminución de bancos	81.110.084
TOTAL RECURSOS	**58.485.212.272**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**57.790.659.726**
GASTOS DE CONSUMO	9.374.235.000
Remuneraciones	4.596.037.161
Sueldos, salarios y otras retribuciones	876.414.833
Beneficios y complementos de sueldos y salarios	1.363.821.088
Aportes patronales	159.376.646
Prestaciones sociales y otras indemnizaciones	679.518.333
Asistencia socioeconómica	1.389.117.102
Otros gastos de personal	127.789.159
Compra de bienes y servicios	3.879.533.948
Bienes de consumo	1.124.454.653
Servicios no personales	2.755.079.295
Impuestos indirectos	559.886.918
Depreciación y amortización	338.776.973
TRANSFERENCIAS Y DONACIONES CORRIENTES	48.416.424.726
Al sector privado	1.159.062.839
Transferencias corrientes al sector privado	1.003.062.839
Directas a personas	1.002.642.839
Pensiones y otros beneficios asociados	148.677.683
Jubilaciones y otros beneficios asociados	853.965.156
A instituciones sin fines de lucro	420.000
Donaciones corrientes al sector privado	156.000.000
Donaciones a personas	84.000.000
Donaciones a instituciones sin fines de lucro	72.000.000
Al sector público	47.253.581.887
Transferencias corrientes al sector público	47.253.581.887
A los entes descentralizados sin fines empresariales para sus gastos	37.804.200.000
A entes descentralizados con fines empresariales no petroleros	9.449.381.887
Al sector externo	3.780.000
Transferencias corrientes al exterior	3.780.000
A instituciones sin fines de lucro	3.780.000
GASTOS DE CAPITAL	**613.442.462**
INVERSIÓN REAL DIRECTA	613.442.462
Formación bruta de capital fijo	573.576.998
Maquinaria, equipos y otros bienes muebles	552.420.970
Bienes preexistentes	60.000

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
Construcciones de bienes de dominio privado	21.096.028
Bienes intangibles	39.865.464
APLICACIONES FINANCIERAS	**81.110.084**
DISMINUCIÓN DE PASIVOS	81.110.084
Disminución de cuentas y efectos por pagar	81.110.084
Disminución de cuentas y efectos por pagar a corto plazo	81.110.084
Disminución de sueldos, salarios y otras remuneraciones por pagar	61.010.012
Disminución cuentas por pagar a proveedores a corto plazo	20.100.072
TOTAL EGRESOS	**58.485.212.272**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
128176	Automatización, integración y estandarización de los procedimientos de fiscalización y sumario administrativo a nivel nacional	Sistema	1			17.959.200						17.959.200
128198	Cuenta integral aduanera y tributaria	Sistema	1			12.875.520						12.875.520
	TOTAL					30.834.720						30.834.720

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			4.596.037.161				4.596.037.161
02	Gestión Administrativa	52.767.296.268		420.000			81.110.084	52.848.826.352
03	Previsión y Protección Social			1.002.642.839				1.002.642.839
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	6.871.200						6.871.200
	TOTAL	52.774.167.468		5.599.100.000			81.110.084	58.454.377.552

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**5.469**	**4.334**		**9.793**	**678.385.322**	**33.283.800**	**711.669.122**
Alto Nivel y de Dirección		1		1	340.400		340.400
Directivo	185	251		436	31.562.903		31.562.903
Profesional y Técnico	3.375	2.357		5.732	378.754.825		378.754.825
Personal Administrativo	1.613	1.270		2.883	220.940.314		220.940.314
Obrero	286	455		741	46.786.880	33.283.800	80.070.680
Personal Contratado	**390**	**350**		**740**	**62.469.200**		**62.469.200**
Profesional y Técnico	390	350		740	62.469.200		62.469.200
TOTAL	**5.849**	**4.684**		**10.533**	**740.854.522**	**33.283.800**	**774.138.322**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**1.353**	**848**	**2.201**	**853.965.156**
Empleados	1.353	848	2.201	853.965.156
Pensionados	**315**	**112**	**427**	**148.677.683**
Empleados	315	112	427	148.677.683
TOTAL	**1.668**	**960**	**2.628**	**1.002.642.839**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	4.596.037.161
4.02	Materiales, suministros y mercancías	1.124.454.653
4.03	Servicios no personales	3.314.966.213
4.04	Activos reales	613.442.462
4.07	Transferencias y donaciones	48.416.424.726
4.08	Otros gastos	338.776.973
4.11	Disminución de pasivos	81.110.084
	TOTAL	58.485.212.272

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**58.065.325.215**
INGRESOS CORRIENTES ORDINARIOS	58.065.325.215
INGRESOS NO TRIBUTARIOS	5.210.443.328
Tasas	5.210.443.328
INGRESOS DE LA PROPIEDAD	6.400.000
Intereses	6.400.000
Intereses internos	6.400.000
Intereses por depósitos	6.400.000
TRANSFERENCIAS CORRIENTES	5.599.100.000
Transferencias corrientes del sector público	5.599.100.000
Transferencias corrientes internas recibidas del sector público	5.599.100.000
De la República	5.599.100.000
Ministerio del Poder Popular de Economia y Finanzas	5.599.100.000
-Ingresos Ordinarios	5.599.100.000
OTROS INGRESOS	47.249.381.887
Otros ingresos ordinarios	47.249.381.887
1.2 GASTOS CORRIENTES	**57.790.659.726**
GASTOS DE CONSUMO	9.374.235.000
Remuneraciones	4.596.037.161
Sueldos, salarios y otras retribuciones	876.414.833
Beneficios y complementos de sueldos y salarios	1.363.821.088
Aportes patronales	159.376.646
Prestaciones sociales y otras indemnizaciones	679.518.333
Asistencia socioeconómica	1.389.117.102
Otros gastos de personal	127.789.159
Compra de bienes y servicios	3.879.533.948
Bienes de consumo	1.124.454.653
Servicios no personales	2.755.079.295
Impuestos indirectos	559.886.918
Depreciación y amortización	338.776.973
TRANSFERENCIAS Y DONACIONES CORRIENTES	48.416.424.726
Al sector privado	1.159.062.839
Transferencias corrientes al sector privado	1.003.062.839
Directas a personas	1.002.642.839
Pensiones y otros beneficios asociados	148.677.683
Jubilaciones y otros beneficios asociados	853.965.156

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
A instituciones sin fines de lucro	420.000
Donaciones corrientes al sector privado	156.000.000
Donaciones a personas	84.000.000
Donaciones a instituciones sin fines de lucro	72.000.000
Al sector público	47.253.581.887
Transferencias corrientes al sector público	47.253.581.887
A los entes descentralizados sin fines empresariales para sus gastos	37.804.200.000
A entes descentralizados con fines empresariales no petroleros	9.449.381.887
Al sector externo	3.780.000
Transferencias corrientes al exterior	3.780.000
A instituciones sin fines de lucro	3.780.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**274.665.489**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**613.442.462**
RECURSOS PROPIOS DE CAPITAL	613.442.462
Ahorro en cuenta corriente	274.665.489
Incremento de la depreciación y amortización acumuladas	338.776.973
2.2 GASTOS DE CAPITAL	**613.442.462**
INVERSIÓN REAL DIRECTA	613.442.462
Formación bruta de capital fijo	573.576.998
Maquinaria, equipos y otros bienes muebles	552.420.970
Bienes preexistentes	60.000
Construcciones de bienes de dominio privado	21.096.028
Bienes intangibles	39.865.464
2.3 RESULTADO FINANCIERO : EQUILIBRIO	
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**81.110.084**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	81.110.084
Disminución de otros activos financieros	81.110.084
Disminución de disponibilidades	81.110.084
Disminución de bancos	81.110.084
3.2 APLICACIONES FINANCIERAS	**81.110.084**
DISMINUCIÓN DE PASIVOS	81.110.084
Disminución de cuentas y efectos por pagar	81.110.084
Disminución de cuentas y efectos por pagar a corto plazo	81.110.084
Disminución de sueldos, salarios y otras remuneraciones por pagar	61.010.012
Disminución cuentas por pagar a proveedores a corto plazo	20.100.072

A0185

Superintendencia Nacional de Valores

SUPERINTENDENCIA NACIONAL DE VALORES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Superintendencia Nacional de Valores, bajo la tutela administrativa del Ministerio del Poder Popular de Economía y Finanzas, es un ente encargado de regular y supervisar el funcionamiento del mercado de valores, y de estimular el desarrollo productivo del país, bajo la vigilancia y coordinación del órgano superior del sistema financiero nacional.

En este sentido, la política presupuestaria a desarrollar para el Ejercicio Económico Financiero 2016, está vinculada a las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013 – 2019", y particularmente en el objetivo histórico III "Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz de Nuestra América".

Para ello la Superintendencia Nacional de Valores, pretende estimular y promover la incorporación de pequeños y medianos ahorristas, así como las pequeñas y medianas empresas al mercado de valores nacionales, garantizando la transparencia del mercado de valores y la protección de los inversores, mejorando y fortaleciendo los sistemas de regulación y control de los emisores e intermediarios de títulos, asegurando la mayor difusión de información financiera y el cumplimiento por parte de los entes intermediarios y emisores del mercado, de estándares internacionales de actuación y conducta, así como, de los principios de buen gobierno corporativo.

El presupuesto de gastos para el Ejercicio Económico Financiero 2016 de la Superintendencia Nacional de Valores, asciende a la cantidad de Bs. 227.786.983, que será financiado con recursos provenientes de las contribuciones especiales Bs. 18.000.000, ingresos diversos Bs. 850.000. por transferencias recibidas del Ministerio del Poder Popular de Economía y Finanzas Bs. 174.100.000, como recursos de capital derivados del incremento de la depreciación acumulada Bs. 3.028.200; y como fuente financiera por las disminución de disponibilidades Bs. 31.808.783.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**192.950.000**
INGRESOS CORRIENTES ORDINARIOS	192.950.000
INGRESOS NO TRIBUTARIOS	18.000.000
Ingresos por contribuciones especiales	18.000.000
TRANSFERENCIAS CORRIENTES	174.100.000
Transferencias corrientes del sector público	174.100.000
Transferencias corrientes internas recibidas del sector público	174.100.000
De la República	174.100.000
OTROS INGRESOS	850.000
Diversos Ingresos	750.000
Multas por varios ramos	750.000
Otros ingresos ordinarios	100.000
INGRESOS DE CAPITAL	**3.028.200**
RECURSOS PROPIOS DE CAPITAL	3.028.200
Incremento de la depreciación y amortización acumuladas	3.028.200
FUENTES FINANCIERAS	**31.808.783**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	31.808.783
Disminución de otros activos financieros	31.808.783
Disminución de disponibilidades	31.808.783
Disminución de bancos	31.808.783
TOTAL RECURSOS	**227.786.983**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**196.627.659**
GASTOS DE CONSUMO	186.522.742
Remuneraciones	129.920.338
Sueldos, salarios y otras retribuciones	24.657.690
Beneficios y complementos de sueldos y salarios	42.262.968
Aportes patronales	2.804.413
Prestaciones sociales y otras indemnizaciones	12.800.060
Asistencia socioeconómica	45.312.898
Otros gastos de personal	2.082.309
Compra de bienes y servicios	44.111.902
Bienes de consumo	19.626.994
Servicios no personales	24.484.908
Impuestos indirectos	9.462.302
Depreciación y amortización	3.028.200
TRANSFERENCIAS Y DONACIONES CORRIENTES	10.104.917
Al sector privado	10.022.037
Transferencias corrientes al sector privado	7.816.837
Directas a personas	7.816.837
Jubilaciones y otros beneficios asociados	7.816.837
Donaciones corrientes al sector privado	2.205.200
Donaciones a personas	1.317.200
Donaciones a instituciones sin fines de lucro	888.000
Al sector externo	82.880
Transferencias corrientes al exterior	82.880
A organismos internacionales	82.880
GASTOS DE CAPITAL	**30.039.324**
INVERSIÓN REAL DIRECTA	30.039.324
Formación bruta de capital fijo	27.335.949
Maquinaria, equipos y otros bienes muebles	24.743.949
Construcciones de bienes de dominio privado	2.592.000
Bienes intangibles	2.703.375
APLICACIONES FINANCIERAS	**1.120.000**
INVERSIÓN FINANCIERA	1.020.000
Incremento de otros activos financieros	1.020.000
Incremento de fondos en avance, anticipos, fideicomiso y activos diferidos	1.020.000
Incremento de fondos en fideicomiso	1.020.000

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
DISMINUCIÓN DE PASIVOS	100.000
Disminución de cuentas y efectos por pagar	100.000
Disminución de cuentas y efectos por pagar a corto plazo	100.000
Disminución cuentas por pagar a proveedores a corto plazo	100.000
TOTAL EGRESOS	227.786.983

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128121	Supervisión y promoción del mercado de valores	Informe	18			7.500.000		41.677.625				49.177.625
128173	Adecuación de la plataforma tecnológica de la Superintendencia Nacional de Valores	Plataforma tecnológica	1			5.000.000		30.191.461				35.191.461
TOTAL						12.500.000		71.869.086				84.369.086

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			79.455.892				79.455.892
02	Gestión Administrativa	9.378.200		14.958.185			31.808.783	56.145.168
03	Previsión y Protección Social			7.816.837				7.816.837
TOTAL		9.378.200		102.230.914			31.808.783	143.417.897

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**85**	**73**	**52**	**210**	**8.804.798**	**43.200**	**8.847.998**
Alto Nivel y de Dirección		1		1	76.288		76.288
Directivo	11	15	6	32	1.307.671		1.307.671
Profesional y Técnico	48	25	36	109	4.454.259		4.454.259
Personal Administrativo	22	11	9	42	1.716.319		1.716.319
Obrero	4	21	1	26	1.250.261	43.200	1.293.461
Personal Contratado	**6**	**4**		**10**	**760.320**		**760.320**
Profesional y Técnico	6	4		10	760.320		760.320
TOTAL	91	77	52	220	9.565.118	43.200	9.608.318

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**14**	**6**	**20**	**7.816.837**
Empleados	14	6	20	7.816.837
TOTAL	14	6	20	7.816.837

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	129.920.338
4.02	Materiales, suministros y mercancías	19.626.994
4.03	Servicios no personales	33.947.210
4.04	Activos reales	30.039.324
4.05	Activos financieros	1.020.000
4.07	Transferencias y donaciones	10.104.917
4.08	Otros gastos	3.028.200
4.11	Disminución de pasivos	100.000
	TOTAL	**227.786.983**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**192.950.000**
INGRESOS CORRIENTES ORDINARIOS	192.950.000
INGRESOS NO TRIBUTARIOS	18.000.000
Ingresos por contribuciones especiales	18.000.000
TRANSFERENCIAS CORRIENTES	174.100.000
Transferencias corrientes del sector público	174.100.000
Transferencias corrientes internas recibidas del sector público	174.100.000
De la República	174.100.000
Ministerio del Poder Popular de Economía y Finanzas	174.100.000
-Ingresos Ordinarios	174.100.000
OTROS INGRESOS	850.000
Diversos Ingresos	750.000
Multas por varios ramos	750.000
Otros ingresos ordinarios	100.000
1.2 GASTOS CORRIENTES	**196.627.659**
GASTOS DE CONSUMO	186.522.742
Remuneraciones	129.920.338
Sueldos, salarios y otras retribuciones	24.657.690
Beneficios y complementos de sueldos y salarios	42.262.968
Aportes patronales	2.804.413
Prestaciones sociales y otras indemnizaciones	12.800.060
Asistencia socioeconómica	45.312.898
Otros gastos de personal	2.082.309
Compra de bienes y servicios	44.111.902
Bienes de consumo	19.626.994
Servicios no personales	24.484.908
Impuestos indirectos	9.462.302
Depreciación y amortización	3.028.200
TRANSFERENCIAS Y DONACIONES CORRIENTES	10.104.917
Al sector privado	10.022.037
Transferencias corrientes al sector privado	7.816.837
Directas a personas	7.816.837
Jubilaciones y otros beneficios asociados	7.816.837
Donaciones corrientes al sector privado	2.205.200
Donaciones a personas	1.317.200

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Donaciones a instituciones sin fines de lucro	888.000
Al sector externo	82.880
Transferencias corrientes al exterior	82.880
A organismos internacionales	82.880
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(3.677.659)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(649.459)**
RECURSOS PROPIOS DE CAPITAL	(649.459)
Desahorro en cuenta corriente	(3.677.659)
Incremento de la depreciación y amortización acumuladas	3.028.200
2.2 GASTOS DE CAPITAL	**30.039.324**
INVERSIÓN REAL DIRECTA	30.039.324
Formación bruta de capital fijo	27.335.949
Maquinaria, equipos y otros bienes muebles	24.743.949
Construcciones de bienes de dominio privado	2.592.000
Bienes intangibles	2.703.375
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(30.688.783)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**31.808.783**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	31.808.783
Disminución de otros activos financieros	31.808.783
Disminución de disponibilidades	31.808.783
Disminución de bancos	31.808.783
3.2 APLICACIONES FINANCIERAS	**31.808.783**
INVERSIÓN FINANCIERA	1.020.000
Incremento de otros activos financieros	1.020.000
Incremento de fondos en avance, anticipos, fideicomiso y activos diferidos	1.020.000
Incremento de fondos en fideicomiso	1.020.000
DISMINUCIÓN DE PASIVOS	100.000
Disminución de cuentas y efectos por pagar	100.000
Disminución de cuentas y efectos por pagar a corto plazo	100.000
Disminución cuentas por pagar a proveedores a corto plazo	100.000
DÉFICIT FINANCIERO	30.688.783

A0279

Superintendencia de Bienes Públicos

SUPERINTENDENCIA DE BIENES PÚBLICOS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Ejecutivo Nacional consciente de la importancia que tienen los bienes públicos, ha venido implementando estrategias que impulsen el fortalecimiento de los órganos y entes del Estado en materia de bienes públicos, razón por la cual a través del Decreto con Rango, Valor y Fuerza de Ley Orgánica de Bienes Públicos, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.945 de fecha 15 de junio de 2012 y reimpreso en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.952 de fecha 26 de junio de 2012, se crea el Sistema Nacional de Bienes Públicos, entendido éste, como el conjunto de principios, normas y procesos que permiten regular; de manera integral y coherente la adquisición, uso, administración, mantenimiento, registro, supervisión y disposición de los bienes públicos dentro del sector público, integrado a los sistemas básicos de administración financiera del estado, cuyo órgano rector es la Superintendencia de Bienes Públicos, órgano adscrito al ministerio con competencia en materia de finanzas.

La Superintendencia, estará interrelacionada con los demás sistemas de la administración financiera del sector público, siendo su finalidad contribuir al desarrollo de la nación, promoviendo el saneamiento de los bienes públicos, así como ordenar, integrar y simplificar los procedimientos para la adquisición, registro, administración, disposición y supervisión de los bienes públicos, a los fines de alcanzar una eficiente gestión en el uso, mantenimiento y disposición de los mismos. Las acciones de la Sudebip se circunscriben dentro del marco estratégico establecido en las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista Desarrollo Económico y Social de la Nación 2013-2019", con la finalidad de seguir transformando y reorganizando la administración pública.

En este sentido, el plan operativo institucional se ha estructurado dándole prioridad a las competencias otorgados por Ley a la Superintendencia de Bienes Públicos, desarrollando los proyectos de: "Fortalecimiento del Sistema de Bienes Públicos a través de la Plataforma Tecnológica de la Sudebip" y "Consolidación del Sistema de Bienes Públicos".

Con la ejecución de estos proyectos, se pretende avanzar con la consolidación de bienes públicos, mediante a la implantación de los instrumentos de regulación y control, vinculado a los procesos de registros, enajenación, desincorporación de los bienes nacionales y la implementación del registro general de bienes públicos.

Aunado a esto, se prevee realizar las correspondientes supervisiones e inspecciones para la comprobación de la información que los órganos y entes suministraron. De igual manera permitirá cumplir con las directrices que esta Superintendencia tiene establecidas en el Decreto con Rango y Fuerza de Ley Orgánica de Bienes Públicos.

El presupuesto de gastos para el Ejercicio Económico Financiero 2016 de la Superintendencia de Bienes Públicos, asciende a la cantidad de Bs. 112.001.175, que será financiado con recursos provenientes de la venta de bienes y servicios Bs. 3.200.000, por transferencias recibidas del Ministerio del Poder Popular de Economía y Finanzas Bs. 106.700.000; y como recursos de capital derivados del incremento de la depreciación acumulada Bs. 2.101.175.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**109.900.000**
INGRESOS CORRIENTES ORDINARIOS	109.900.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.200.000
Venta de otros bienes y servicios	3.200.000
TRANSFERENCIAS CORRIENTES	106.700.000
Transferencias corrientes del sector público	106.700.000
Transferencias corrientes internas recibidas del sector público	106.700.000
De la República	106.700.000
INGRESOS DE CAPITAL	**2.101.175**
RECURSOS PROPIOS DE CAPITAL	2.101.175
Incremento de la depreciación y amortización acumuladas	2.101.175
TOTAL RECURSOS	**112.001.175**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**107.231.175**
GASTOS DE CONSUMO	106.603.175
Remuneraciones	66.684.963
Sueldos, salarios y otras retribuciones	24.771.761
Beneficios y complementos de sueldos y salarios	18.306.688
Aportes patronales	4.234.112
Prestaciones sociales y otras indemnizaciones	5.066.658
Asistencia socioeconómica	14.305.744
Compra de bienes y servicios	32.592.888
Bienes de consumo	14.765.000
Servicios no personales	17.827.888
Impuestos indirectos	5.224.149
Depreciación y amortización	2.101.175
GASTOS DE LA PROPIEDAD	228.000
Derechos sobre bienes intangibles	228.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	400.000
Al sector privado	400.000
Donaciones corrientes al sector privado	400.000
Donaciones a personas	400.000
GASTOS DE CAPITAL	**4.680.000**
INVERSIÓN REAL DIRECTA	4.680.000
Formación bruta de capital fijo	4.680.000
Maquinaria, equipos y otros bienes muebles	4.680.000
APLICACIONES FINANCIERAS	**90.000**
DISMINUCIÓN DE PASIVOS	90.000
Disminución de cuentas y efectos por pagar	90.000
Disminución de cuentas y efectos por pagar a corto plazo	90.000
Disminución cuentas por pagar a proveedores a corto plazo	90.000
TOTAL EGRESOS	**112.001.175**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
128115	Fortalecimiento del sistema de bienes públicos a través de la plataforma tecnológica de la Sudebip.	Módulo	5			800.000						800.000
128171	Consolidación del sistema de bienes públicos	Inventario	1.000			2.400.000		2.284.773				4.684.773
TOTAL						3.200.000		2.284.773				5.484.773

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			71.249.227				71.249.227
02	Gestión Administrativa	2.101.175		33.166.000				35.267.175
TOTAL		2.101.175		104.415.227				106.516.402

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo		**1**		**1**	**311.000**		**311.000**
Alto Nivel y de Dirección		1		1	311.000		311.000
Personal Contratado	**59**	**40**		**99**	**14.331.532**		**14.331.532**
Directivo	13	6		19	3.422.872		3.422.872
Profesional y Técnico	40	30		70	8.794.800		8.794.800
Personal Administrativo	6	4		10	2.113.860		2.113.860
TOTAL	**59**	**41**		**100**	**14.642.532**		**14.642.532**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	66.684.963
4.02	Materiales, suministros y mercancías	14.765.000
4.03	Servicios no personales	23.280.037
4.04	Activos reales	4.680.000
4.07	Transferencias y donaciones	400.000
4.08	Otros gastos	2.101.175
4.11	Disminución de pasivos	90.000
	TOTAL	**112.001.175**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**109.900.000**
INGRESOS CORRIENTES ORDINARIOS	109.900.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.200.000
Venta de otros bienes y servicios	3.200.000
TRANSFERENCIAS CORRIENTES	106.700.000
Transferencias corrientes del sector público	106.700.000
Transferencias corrientes internas recibidas del sector público	106.700.000
De la República	106.700.000
Ministerio del Poder Popular de Economia y Finanzas	**106.700.000**
-Ingresos Ordinarios	**106.700.000**
1.2 GASTOS CORRIENTES	**107.231.175**
GASTOS DE CONSUMO	106.603.175
Remuneraciones	66.684.963
Sueldos, salarios y otras retribuciones	24.771.761
Beneficios y complementos de sueldos y salarios	18.306.688
Aportes patronales	4.234.112
Prestaciones sociales y otras indemnizaciones	5.066.658
Asistencia socioeconómica	14.305.744
Compra de bienes y servicios	32.592.888
Bienes de consumo	14.765.000
Servicios no personales	17.827.888
Impuestos indirectos	5.224.149
Depreciación y amortización	2.101.175
GASTOS DE LA PROPIEDAD	228.000
Derechos sobre bienes intangibles	228.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	400.000
Al sector privado	400.000
Donaciones corrientes al sector privado	400.000
Donaciones a personas	400.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**2.668.825**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**4.770.000**
RECURSOS PROPIOS DE CAPITAL	4.770.000
Ahorro en cuenta corriente	2.668.825
Incremento de la depreciación y amortización acumuladas	2.101.175

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2.2 GASTOS DE CAPITAL	**4.680.000**
INVERSIÓN REAL DIRECTA	4.680.000
Formación bruta de capital fijo	4.680.000
Maquinaria, equipos y otros bienes muebles	4.680.000
2.3 RESULTADO FINANCIERO : SUPERAVIT	**90.000**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**90.000**
SUPERÁVIT FINANCIERO	90.000
3.2 APLICACIONES FINANCIERAS	**90.000**
DISMINUCIÓN DE PASIVOS	90.000
Disminución de cuentas y efectos por pagar	90.000
Disminución de cuentas y efectos por pagar a corto plazo	90.000
Disminución cuentas por pagar a proveedores a corto plazo	90.000

A0548

Centro Nacional de Comercio Exterior (CENCOEX)

CENTRO NACIONAL DE COMERCIO EXTERIOR (Cencoex)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Centro Nacional de Comercio Exterior (Cencoex) tiene como objeto desarrollar e instrumentar la política nacional de administración de divisas, la política nacional de exportaciones, la política nacional de importaciones, la política nacional de inversiones extranjeras, y la política nacional de inversiones en el exterior, siendo constituido según Gaceta Oficial de la República Bolivariana de Venezuela Nº 6.116 Extraordinario de fecha 29 de noviembre de 2013.

El presupuesto de gastos para el Ejercicio Económico Financiero 2016 del Centro Nacional de Comercio Exterior (Cencoex), asciende a la cantidad de Bs. 798.418.790, que será financiado con recursos provenientes de transferencias corrientes recibidas del Ministerio del Poder Popular de Economía y Finanzas Bs. 665.472.000 y como recursos de capital Bs. 27.728.000, del incremento de la depreciación acumulada Bs. 5.167.680; y como fuente financiera por la disminución de disponibilidades Bs. 100.051.110.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**665.472.000**
INGRESOS CORRIENTES ORDINARIOS	665.472.000
TRANSFERENCIAS CORRIENTES	665.472.000
Transferencias corrientes del sector público	665.472.000
Transferencias corrientes internas recibidas del sector público	665.472.000
De la República	665.472.000
INGRESOS DE CAPITAL	**32.895.680**
RECURSOS PROPIOS DE CAPITAL	5.167.680
Incremento de la depreciación y amortización acumuladas	5.167.680
TRANSFERENCIAS Y DONACIONES DE CAPITAL	27.728.000
Transferencias y donaciones de capital del sector público	27.728.000
Transferencias de capital recibidas del sector público	27.728.000
De la República	27.728.000
FUENTES FINANCIERAS	**100.051.110**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	100.051.110
Disminución de otros activos financieros	100.051.110
Disminución de disponibilidades	100.051.110
Disminución de bancos	100.051.110
TOTAL RECURSOS	**798.418.790**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**768.690.790**
GASTOS DE CONSUMO	767.130.415
Remuneraciones	544.157.310
Sueldos, salarios y otras retribuciones	170.623.935
Beneficios y complementos de sueldos y salarios	144.139.696
Aportes patronales	19.481.072
Prestaciones sociales y otras indemnizaciones	43.121.256
Asistencia socioeconómica	165.524.601
Otros gastos de personal	1.266.750
Compra de bienes y servicios	188.569.843
Bienes de consumo	44.592.000
Servicios no personales	143.977.843
Impuestos indirectos	29.235.582
Depreciación y amortización	5.167.680
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.560.375
Al sector privado	1.560.375
Transferencias corrientes al sector privado	1.560.375
Directas a personas	1.560.375
Pensiones y otros beneficios asociados	615.151
Jubilaciones y otros beneficios asociados	945.224
GASTOS DE CAPITAL	**27.728.000**
INVERSIÓN REAL DIRECTA	27.728.000
Formación bruta de capital fijo	22.543.900
Maquinaria, equipos y otros bienes muebles	22.543.900
Bienes intangibles	5.184.100
APLICACIONES FINANCIERAS	**2.000.000**
DISMINUCIÓN DE PASIVOS	2.000.000
Disminución de cuentas y efectos por pagar	2.000.000
Disminución de cuentas y efectos por pagar a mediano y largo plazo	2.000.000
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	2.000.000
TOTAL EGRESOS	**798.418.790**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos - Ingresos - Ingresos Propios	Transferencias y Donaciones - De la República - Proyectos por Endeudamiento	Transferencias y Donaciones - De la República - Otras	Transferencias y Donaciones - De los Entes Descentralizados	Transferencias y Donaciones - Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			557.249.263				557.249.263
02	Gestión Administrativa	5.167.680		134.390.362			100.051.110	239.609.152
03	Previsión y Protección Social			1.560.375				1.560.375
	TOTAL	5.167.680		693.200.000			100.051.110	798.418.790

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**396**	**270**		**666**	**116.705.400**		**116.705.400**
Alto Nivel y de Dirección	1	1		2	563.400		563.400
Directivo	12	10		22	5.724.961		5.724.961
Profesional y Técnico	330	220		550	99.029.895		99.029.895
Personal Administrativo	11	14		25	2.951.144		2.951.144
Obrero	42	25		67	8.436.000		8.436.000
Personal Contratado	**9**	**20**		**29**	**3.956.848**		**3.956.848**
Profesional y Técnico	9	20		29	3.956.848		3.956.848
TOTAL	405	290		695	120.662.248		120.662.248

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	2	1	3	**945.224**
Empleados	2	1	3	945.224
Pensionados	1	1	2	**615.151**
Empleados	1	1	2	615.151
TOTAL	3	2	5	1.560.375

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	544.157.310
4.02	Materiales, suministros y mercancías	44.592.000
4.03	Servicios no personales	173.213.425
4.04	Activos reales	27.728.000
4.07	Transferencias y donaciones	1.560.375
4.08	Otros gastos	5.167.680
4.11	Disminución de pasivos	2.000.000
	TOTAL	798.418.790

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	665.472.000
INGRESOS CORRIENTES ORDINARIOS	665.472.000
TRANSFERENCIAS CORRIENTES	665.472.000
Transferencias corrientes del sector público	665.472.000
Transferencias corrientes internas recibidas del sector público	665.472.000
De la República	665.472.000
Ministerio del Poder Popular de Economía y Finanzas	665.472.000
-Ingresos Ordinarios	665.472.000
1.2 GASTOS CORRIENTES	768.690.790
GASTOS DE CONSUMO	767.130.415
Remuneraciones	544.157.310
Sueldos, salarios y otras retribuciones	170.623.935
Beneficios y complementos de sueldos y salarios	144.139.696
Aportes patronales	19.481.072
Prestaciones sociales y otras indemnizaciones	43.121.256
Asistencia socioeconómica	165.524.601
Otros gastos de personal	1.266.750
Compra de bienes y servicios	188.569.843
Bienes de consumo	44.592.000
Servicios no personales	143.977.843
Impuestos indirectos	29.235.582
Depreciación y amortización	5.167.680
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.560.375
Al sector privado	1.560.375
Transferencias corrientes al sector privado	1.560.375
Directas a personas	1.560.375
Pensiones y otros beneficios asociados	615.151
Jubilaciones y otros beneficios asociados	945.224
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	(103.218.790)
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	(70.323.110)
RECURSOS PROPIOS DE CAPITAL	(98.051.110)
Desahorro en cuenta corriente	(103.218.790)
Incremento de la depreciación y amortización acumuladas	5.167.680
TRANSFERENCIAS Y DONACIONES DE CAPITAL	27.728.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Transferencias y donaciones de capital del sector público	27.728.000
Transferencias de capital recibidas del sector público	27.728.000
De la República	27.728.000
Ministerio del Poder Popular de Economía y Finanzas	**27.728.000**
-Ingresos Ordinarios	**27.728.000**
2.2 GASTOS DE CAPITAL	**27.728.000**
INVERSIÓN REAL DIRECTA	27.728.000
Formación bruta de capital fijo	22.543.900
Maquinaria, equipos y otros bienes muebles	22.543.900
Bienes intangibles	5.184.100
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(98.051.110)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**100.051.110**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	100.051.110
Disminución de otros activos financieros	100.051.110
Disminución de disponibilidades	100.051.110
Disminución de bancos	100.051.110
3.2 APLICACIONES FINANCIERAS	**100.051.110**
DISMINUCIÓN DE PASIVOS	2.000.000
Disminución de cuentas y efectos por pagar	2.000.000
Disminución de cuentas y efectos por pagar a mediano y largo plazo	2.000.000
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	2.000.000
DÉFICIT FINANCIERO	98.051.110

A0806

Fondo de Protección Social de los Depósitos Bancarios (FOGADE)

FONDO DE PROTECCIÓN SOCIAL DE LOS DEPÓSITOS BANCARIOS (Fogade)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Fondo de Protección Social de los Depósitos Bancarios, tiene por objeto garantizar los fondos captados del público por las instituciones bancarias y ejercer la función de liquidador de las mismas y sus empresas relacionadas, de conformidad con lo establecido en la Ley de Instituciones del Sector Bancario.

Para Ejercicio Económico Financiero 2016 el Fondo de Protección Social de los Depósitos Bancarios, contempla un presupuesto de Bs. 36.729.054.606, cuya programación se fundamentó en las premisas que a continuación se describen:

Directrices y normas de los órganos rectores de la materia y políticas institucionales a seguir en el corto plazo. Así como dar continuidad al cumplimiento del "Instructivo Presidencial para la Eliminación del Gasto Suntuario o Superfluo" dictado por el Presidente de la República.

- Respecto a la estructura presupuestaria, se incorporan acciones destinadas a la elaboración de estadísticas e indicadores de gestión, la cual está articulada con el Instituto Nacional de Estadística; así como la simplificación de trámites administrativos, a efectos de optimizar los servicios prestados.
- En el marco de las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013 – 2019", se destaca la optimización de la gestión en cuanto al fortalecimiento de la capacidad de respuesta para el pago de las garantías, la administración del pago de las acreencias calificadas y la profundización de la Gestión Social.

En relación con las operaciones financieras, la institución tiene previsto para el Ejercicio Económico Financiero 2016 las siguientes acciones:

- Obtener ingresos financieros por Bs. 7.607.902.048, producto de los intereses sobre la cartera de inversiones en valores, estimados a una tasa promedio del 6,6183% anual y para los saldos remunerados en el Banco Central de Venezuela estimados al 6,0% anual. Además incluye los intereses por operaciones de asistencia financiera.
- Obtener ingresos extraordinarios por Bs. 53.524.326, los cuales provienen principalmente de la cobranza de capital e intereses generados por la cartera de créditos de Bancoro, C.A., Banco Universal Regional, adquirida por el Fondo, y por los intereses generados del fideicomiso del plan de vivienda. Asimismo contempla las recuperaciones de capital e intereses de carteras de crédito cedidas al Fondo y por cobro de acreencias relativas a la banca en liquidación.
- Se contempla el incremento de la depreciación y amortización acumulada Bs. 291.049.467.
- Se estiman Bs. 953.842.146, las cuales se originan del incremento de la provisión para indexar las demandas judiciales funcionariales y no funcionariales incoadas contra este Organismo por Bs. 295.317.508, la recuperación del capital relativo a la cartera de créditos de Bancoro, C.A., Banco Universal Regional adquirida por el Fondo Bs. 119.453.898 y el incremento de otros pasivos producto del registro de las recuperaciones de las carteras de créditos (no cedida) de la banca en reciente proceso de liquidación por Bs. 539.070.740.
- Disminución de otros activos financieros por Bs. 5.395.464, que contempla disminución de bancos, incremento de fondos a terceros por Bs. 27.817.341.155.
- Inversiones en Valores por Bs. 29.288.457.064, como resultado del flujo de efectivo previsto, se determinó un excedente de tesorería a ser colocado en títulos rentables, seguros y de fácil realización de acuerdo con la política establecida por el Organismo, en función de mantener y fortalecer el respaldo a la garantía de los depósitos del público.
- Cumplir con los planes de acción para el funcionamiento y operatividad del Fondo, así como garantizar los recursos materiales y financieros de los proyectos, lo cual determina egresos por Bs. 6.762.862.715.

- Se estiman otros gastos por Bs. 677.734.827, destinados principalmente a la provisión de demandas judiciales funcionariales y no funcionariales incoadas contra este Organismo y al gasto por depreciación y amortización del ejercicio.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**7.661.426.374**
INGRESOS CORRIENTES ORDINARIOS	7.661.426.374
INGRESOS DE OPERACIÓN	7.607.902.048
Ingresos financieros de instituciones financieras	7.607.902.048
OTROS INGRESOS	53.524.326
Otros ingresos ajenos a la operación	53.524.326
INGRESOS DE CAPITAL	**291.049.467**
RECURSOS PROPIOS DE CAPITAL	291.049.467
Incremento de la depreciación y amortización acumuladas	291.049.467
FUENTES FINANCIERAS	**28.776.578.765**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	124.849.362
Disminución de otros activos financieros	124.849.362
Disminución de disponibilidades	5.395.464
Disminución de bancos	5.395.464
Disminución de otros activos financieros no circulantes	119.453.898
INCREMENTO DE PASIVOS	28.651.729.403
Incremento de otros pasivos	28.651.729.403
Incremento de provisiones y reservas técnicas	295.317.508
Incremento de provisiones	295.317.508
Incremento de otras provisiones	295.317.508
Incremento de fondos de terceros	27.817.341.155
Incremento de otros fondos de terceros	27.817.341.155
Incremento de otros pasivos a mediano y largo plazo	539.070.740
TOTAL RECURSOS	**36.729.054.606**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	5.102.933.799
GASTOS DE CONSUMO	3.793.012.305
Remuneraciones	1.642.717.735
Sueldos, salarios y otras retribuciones	482.442.308
Beneficios y complementos de sueldos y salarios	129.958.169
Aportes patronales	47.704.645
Prestaciones sociales y otras indemnizaciones	108.978.634
Asistencia socioeconómica	868.749.979
Otros gastos de personal	4.884.000
Compra de bienes y servicios	1.424.359.967
Bienes de consumo	763.160.819
Servicios no personales	661.199.148
Impuestos indirectos	434.885.136
Depreciación y amortización	291.049.467
GASTOS DE LA PROPIEDAD	234.636
Alquileres de tierras y terrenos	234.636
TRANSFERENCIAS Y DONACIONES CORRIENTES	923.001.498
Al sector privado	649.477.275
Transferencias corrientes al sector privado	611.067.271
Directas a personas	611.067.271
Pensiones y otros beneficios asociados	198.214.917
Jubilaciones y otros beneficios asociados	412.852.354
Donaciones corrientes al sector privado	38.410.004
Donaciones a personas	37.750.004
Donaciones a instituciones sin fines de lucro	660.000
Al sector público	273.524.223
Transferencias corrientes al sector público	266.849.225
A la República	266.849.225
Donaciones corrientes al sector público	6.674.998
A la República	1.100.000
A los entes descentralizados sin fines empresariales	1.650.000
A instituciones de protección social	550.000
Al Poder Estadal	550.000
Al Poder Municipal	825.000
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	1.999.998
OTROS GASTOS CORRIENTES	386.685.360

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
Indemnizaciones y sanciones pecuniarias	386.685.360
Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	386.685.360
GASTOS DE CAPITAL	**2.337.663.743**
INVERSIÓN REAL DIRECTA	2.337.663.743
Formación bruta de capital fijo	2.296.717.751
Maquinaria, equipos y otros bienes muebles	1.830.064.751
Construcciones de bienes de dominio privado	466.653.000
Bienes intangibles	40.945.992
APLICACIONES FINANCIERAS	**29.288.457.064**
INVERSIÓN FINANCIERA	29.288.457.064
Adquisición de títulos y valores que no otorgan propiedad	29.163.338.353
Adquisición de títulos y valores a largo plazo	29.163.338.353
Adquisición de títulos y valores externos	29.163.338.353
Incremento de otros activos financieros	125.118.711
Incremento de cuentas por cobrar a mediano y largo plazo	125.118.711
Incremento de otras cuentas por cobrar a mediano y largo plazo	125.118.711
TOTAL EGRESOS	**36.729.054.606**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Ingresos Propios	Transferencias y Donaciones - De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
128220	Aportes y garantia de depósitos	Bolívar	27.817.341.156			562.125.958					28.651.729.403	29.213.855.361
128235	Liquidación de instituciones del sector bancario y personas jurídicas vinculadas	Institución	320			242.798.541					124.849.362	367.647.903
TOTAL						804.924.499					28.776.578.765	29.581.503.264

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	Transferencias y Donaciones - De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	1.516.443.808						1.516.443.808
02	Gestión Administrativa	5.020.040.263						5.020.040.263
03	Previsión y Protección Social	611.067.271						611.067.271
TOTAL		7.147.551.342						7.147.551.342

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**308**	**278**	**73**	**659**	**182.322.048**		**182.322.048**
Alto Nivel y de Dirección	1			1	699.264		699.264
Directivo	13	11	18	42	22.162.920		22.162.920
Profesional y Técnico	218	125	42	385	119.642.712		119.642.712
Personal Administrativo	71	91	12	174	29.801.160		29.801.160
Personal Médico	2	1	1	4	1.201.656		1.201.656
Obrero	3	50		53	8.814.336		8.814.336
Personal Fijo a Tiempo Parcial	**2**	**3**		**5**	**889.392**		**889.392**
Personal Médico	2	3		5	889.392		889.392
Personal Contratado	**46**			**46**	**26.624.908**		**26.624.908**
Profesional y Técnico	28			28	20.360.908		20.360.908
Personal Administrativo	18			18	6.264.000		6.264.000
TOTAL	**356**	**281**	**73**	**710**	**209.836.348**		**209.836.348**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**62**	**36**	**98**	**412.852.354**
Médicos	2		2	2.706.615
Empleados	60	36	96	410.145.739
Pensionados	**95**	**66**	**161**	**198.214.917**
Médicos	2		2	2.144.966
Empleados	93	66	159	196.069.951
TOTAL	**157**	**102**	**259**	**611.067.271**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	1.642.717.735
4.02	Materiales, suministros y mercancías	763.160.819
4.03	Servicios no personales	1.096.318.920
4.04	Activos reales	2.337.663.743
4.05	Activos financieros	29.288.457.064
4.07	Transferencias y donaciones	923.001.498
4.08	Otros gastos	677.734.827
	TOTAL	36.729.054.606

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	7.661.426.374
INGRESOS CORRIENTES ORDINARIOS	7.661.426.374
INGRESOS DE OPERACIÓN	7.607.902.048
Ingresos financieros de instituciones financieras	7.607.902.048
OTROS INGRESOS	53.524.326
Otros ingresos ajenos a la operación	53.524.326
1.2 GASTOS CORRIENTES	5.102.933.799
GASTOS DE CONSUMO	3.793.012.305
Remuneraciones	1.642.717.735
Sueldos, salarios y otras retribuciones	482.442.308
Beneficios y complementos de sueldos y salarios	129.958.169
Aportes patronales	47.704.645
Prestaciones sociales y otras indemnizaciones	108.978.634
Asistencia socioeconómica	868.749.979
Otros gastos de personal	4.884.000
Compra de bienes y servicios	1.424.359.967
Bienes de consumo	763.160.819
Servicios no personales	661.199.148
Impuestos indirectos	434.885.136
Depreciación y amortización	291.049.467
GASTOS DE LA PROPIEDAD	234.636
Alquileres de tierras y terrenos	234.636
TRANSFERENCIAS Y DONACIONES CORRIENTES	923.001.498
Al sector privado	649.477.275
Transferencias corrientes al sector privado	611.067.271
Directas a personas	611.067.271
Pensiones y otros beneficios asociados	198.214.917
Jubilaciones y otros beneficios asociados	412.852.354
Donaciones corrientes al sector privado	38.410.004
Donaciones a personas	37.750.004
Donaciones a instituciones sin fines de lucro	660.000
Al sector público	273.524.223
Transferencias corrientes al sector público	266.849.225
A la República	266.849.225
Donaciones corrientes al sector público	6.674.998

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
A la República	1.100.000
A los entes descentralizados sin fines empresariales	1.650.000
A instituciones de protección social	550.000
Al Poder Estadal	550.000
Al Poder Municipal	825.000
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	1.999.998
OTROS GASTOS CORRIENTES	386.685.360
Indemnizaciones y sanciones pecuniarias	386.685.360
Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	386.685.360
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**2.558.492.575**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.849.542.042**
RECURSOS PROPIOS DE CAPITAL	2.849.542.042
Ahorro en cuenta corriente	2.558.492.575
Incremento de la depreciación y amortización acumuladas	291.049.467
2.2 GASTOS DE CAPITAL	**2.337.663.743**
INVERSIÓN REAL DIRECTA	2.337.663.743
Formación bruta de capital fijo	2.296.717.751
Maquinaria, equipos y otros bienes muebles	1.830.064.751
Construcciones de bienes de dominio privado	466.653.000
Bienes intangibles	40.945.992
2.3 RESULTADO FINANCIERO : SUPERAVIT	**511.878.299**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**29.288.457.064**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	124.849.362
Disminución de otros activos financieros	124.849.362
Disminución de disponibilidades	5.395.464
Disminución de bancos	5.395.464
Disminución de otros activos financieros no circulantes	119.453.898
INCREMENTO DE PASIVOS	28.651.729.403
Incremento de otros pasivos	28.651.729.403
Incremento de provisiones y reservas técnicas	295.317.508
Incremento de provisiones	295.317.508
Incremento de otras provisiones	295.317.508
Incremento de fondos de terceros	27.817.341.155
Incremento de otros fondos de terceros	27.817.341.155
Incremento de otros pasivos a mediano y largo plazo	539.070.740
SUPERÁVIT FINANCIERO	511.878.299

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
3.2 APLICACIONES FINANCIERAS	**29.288.457.064**
INVERSIÓN FINANCIERA	29.288.457.064
Adquisición de títulos y valores que no otorgan propiedad	29.163.338.353
Adquisición de títulos y valores a largo plazo	29.163.338.353
Adquisición de títulos y valores externos	29.163.338.353
Incremento de otros activos financieros	125.118.711
Incremento de cuentas por cobrar a mediano y largo plazo	125.118.711
Incremento de otras cuentas por cobrar a mediano y largo plazo	125.118.711

A0944

Superintendencia de Seguridad Social

SUPERINTENDENCIA DE SEGURIDAD SOCIAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Superintendencia de Seguridad Social, se crea mediante Ley de Reforma Parcial del Decreto N° 6.243, con Rango, Valor y Fuerza de Ley Orgánica del Sistema de Seguridad Social, publicada en Gaceta Oficial de la República Bolivariana de Venezuela N° 39.912 de fecha 30-04-2012, con adscripción al Ministerio del Poder Popular de Economía y Finanzas, teniendo por objeto dictar la normativa y establecer un sistema de regulación, inspección, vigilancia, supervisión, control y fiscalización, que permita detectar oportunamente los problemas de la recaudación y la gestión de los recursos financieros, en cualesquiera de los órganos, entes y fondos integrantes del Sistema de Seguridad Social, bajo los criterios de una supervisión preventiva, así como adoptar las medidas tendentes a corregir la situación.

A tales fines, la Superintendencia contará con las más amplias facultades, pudiendo solicitar a los órganos, entes y fondos controlados, los datos, documentos, informes, libros, normas y cualquier información que considere conveniente. Asimismo, tendrá derecho a revisar los archivos, expedientes y oficinas de los sujetos controlados, incluyendo sus sistemas de información y equipos de computación, tanto en el sitio, como a través de sistemas remotos e inspeccionar a los órganos, entes y fondos regidos por esta Ley, por lo menos una vez cada año.

La política presupuestaria, estará enfocada a cumplir con su misión, la cual se centra en proteger el sistema de seguridad social, con la finalidad de garantizar la universalidad, justicia y transparencia de los regímenes prestacionales, promoviendo la participación protagónica de los ciudadanos, para que se forme la cultura de seguridad social y el pueblo intendente.

El presupuesto de gastos para el Ejercicio Económico Financiero 2016 de la Superintendencia de Seguridad Social, asciende a la cantidad de Bs. 75.326.700, que será financiado con transferencias recibidas del Ministerio del Poder Popular de Economía y Finanzas por Bs. 74.500.000; y como recursos de capital derivados del incremento de la depreciación acumulada Bs. 826.700.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**74.500.000**
INGRESOS CORRIENTES ORDINARIOS	74.500.000
TRANSFERENCIAS CORRIENTES	74.500.000
Transferencias corrientes del sector público	74.500.000
Transferencias corrientes internas recibidas del sector público	74.500.000
De la República	74.500.000
INGRESOS DE CAPITAL	**826.700**
RECURSOS PROPIOS DE CAPITAL	826.700
Incremento de la depreciación y amortización acumuladas	826.700
TOTAL RECURSOS	**75.326.700**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**71.365.000**
GASTOS DE CONSUMO	71.305.000
Remuneraciones	47.467.688
Sueldos, salarios y otras retribuciones	14.817.557
Beneficios y complementos de sueldos y salarios	17.612.577
Aportes patronales	3.592.232
Prestaciones sociales y otras indemnizaciones	4.521.905
Asistencia socioeconómica	6.923.417
Compra de bienes y servicios	20.219.476
Bienes de consumo	10.039.166
Servicios no personales	10.180.310
Impuestos indirectos	2.791.136
Depreciación y amortización	826.700
TRANSFERENCIAS Y DONACIONES CORRIENTES	60.000
Al sector privado	60.000
Donaciones corrientes al sector privado	60.000
Donaciones a personas	60.000
GASTOS DE CAPITAL	**3.135.000**
INVERSIÓN REAL DIRECTA	3.135.000
Formación bruta de capital fijo	3.135.000
Maquinaria, equipos y otros bienes muebles	3.135.000
APLICACIONES FINANCIERAS	**826.700**
INVERSIÓN FINANCIERA	826.700
Incremento de otros activos financieros	826.700
Incremento de disponibilidades	826.700
Incremento de banco	826.700
TOTAL EGRESOS	**75.326.700**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128094	Difusión de la cultura de seguridad social	Campaña	1					25.467.944				25.467.944
128175	Inspección y fiscalización a los órganos, entes y fondos integrantes del sistema de seguridad social	Inspección	50					17.908.536				17.908.536
TOTAL								43.376.480				43.376.480

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			20.497.327				20.497.327
02	Gestión Administrativa	826.700		10.626.193				11.452.893
TOTAL		826.700		31.123.520				31.950.220

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**51**	**51**		**102**	**3.791.782**		**3.791.782**
Alto Nivel y de Dirección		1		1	120.094		120.094
Directivo	20	26		46	1.672.254		1.672.254
Profesional y Técnico	16	14		30	1.090.600		1.090.600
Personal Administrativo	15	10		25	908.834		908.834
Personal Contratado	**34**	**52**		**86**	**3.081.772**		**3.081.772**
Profesional y Técnico	25	41		66	2.365.081		2.365.081
Personal Administrativo	9	11		20	716.691		716.691
TOTAL	**85**	**103**		**188**	**6.873.554**		**6.873.554**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	47.467.688
4.02	Materiales, suministros y mercancías	10.039.166
4.03	Servicios no personales	12.971.446
4.04	Activos reales	3.135.000
4.05	Activos financieros	826.700
4.07	Transferencias y donaciones	60.000
4.08	Otros gastos	826.700
	TOTAL	**75.326.700**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**74.500.000**
INGRESOS CORRIENTES ORDINARIOS	74.500.000
TRANSFERENCIAS CORRIENTES	74.500.000
Transferencias corrientes del sector público	74.500.000
Transferencias corrientes internas recibidas del sector público	74.500.000
De la República	74.500.000
Ministerio del Poder Popular de Economía y Finanzas	74.500.000
-Ingresos Ordinarios	74.500.000
1.2 GASTOS CORRIENTES	**71.365.000**
GASTOS DE CONSUMO	71.305.000
Remuneraciones	47.467.688
Sueldos, salarios y otras retribuciones	14.817.557
Beneficios y complementos de sueldos y salarios	17.612.577
Aportes patronales	3.592.232
Prestaciones sociales y otras indemnizaciones	4.521.905
Asistencia socioeconómica	6.923.417
Compra de bienes y servicios	20.219.476
Bienes de consumo	10.039.166
Servicios no personales	10.180.310
Impuestos indirectos	2.791.136
Depreciación y amortización	826.700
TRANSFERENCIAS Y DONACIONES CORRIENTES	60.000
Al sector privado	60.000
Donaciones corrientes al sector privado	60.000
Donaciones a personas	60.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**3.135.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.961.700**
RECURSOS PROPIOS DE CAPITAL	3.961.700
Ahorro en cuenta corriente	3.135.000
Incremento de la depreciación y amortización acumuladas	826.700
2.2 GASTOS DE CAPITAL	**3.135.000**
INVERSIÓN REAL DIRECTA	3.135.000
Formación bruta de capital fijo	3.135.000
Maquinaria, equipos y otros bienes muebles	3.135.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2.3 RESULTADO FINANCIERO : SUPERAVIT	**826.700**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**826.700**
SUPERÁVIT FINANCIERO	826.700
3.2 APLICACIONES FINANCIERAS	**826.700**
INVERSIÓN FINANCIERA	826.700
Incremento de otros activos financieros	826.700
Incremento de disponibilidades	826.700
Incremento de banco	826.700

A0955

Servicio Autónomo Comisión Nacional de Lotería (CONALOT)

SERVICIO AUTÓNOMO COMISIÓN NACIONAL DE LOTERÍA (Conalot)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Comisión Nacional de Lotería (Conalot), es el ente regulador de la explotación de la actividad de juegos de lotería, coadyuvando al estado en la recaudación de tributos, para la ejecución de planes y proyectos propuestos por el gobierno nacional, para la beneficencia pública y asistencia social; así como también, para garantizar al público apostador, la legalidad y transparencia en los juegos de azar.

Dentro de las competencias que tiene el Servicio autónomo Comisión Nacional de Lotería (Conalot), se pueden enumerar los siguientes:

- Regular y controlar la actividad de juegos de lotería, mediante el establecimiento de los principios y disposiciones de la Ley Nacional de Lotería.
- Inspeccionar y fiscalizar la actividad desarrollada por los administrados, en todos los tipos de juegos de lotería y sus modalidades.
- Fomentar y fortalecer la erradicación progresiva del juego ilegal de lotería.
- Velar para que los recursos que se generen por la explotación de la actividad de juegos de lotería, sean destinados única y exclusivamente, para la beneficencia pública y asistencia social.

La cobertura de la demanda a satisfacer, a través de la inscripción y registro de licencias y la gestión de fiscalizar los administrados, sujetos de la Ley Nacional de Lotería, comprende:

- Demanda potencial: ochenta y Siete mil (87.000) centros de apuesta a nivel nacional.
- Demanda a cubrir: doce mil setecientos diecisiete (12.717) centros de apuesta a nivel nacional.

El presupuesto de gastos para el Ejercicio Económico Financiero 2016 del Servicio Autónomo Comisión Nacional de Lotería, asciende a la cantidad de Bs. 106.340.403, que será financiado con recursos provenientes de los ingresos no tributarios Bs. 90.139.443, otros ingresos Bs. 15.906.960 y como recursos de capital derivados del incremento de la depreciación acumulada Bs. 294.000.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**106.046.403**
INGRESOS CORRIENTES ORDINARIOS	106.046.403
INGRESOS NO TRIBUTARIOS	90.139.443
Tasas	90.139.443
OTROS INGRESOS	15.906.960
Otros ingresos ordinarios	15.906.960
INGRESOS DE CAPITAL	**294.000**
RECURSOS PROPIOS DE CAPITAL	294.000
Incremento de la depreciación y amortización acumuladas	294.000
TOTAL RECURSOS	**106.340.403**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**95.686.403**
GASTOS DE CONSUMO	92.186.403
Remuneraciones	49.619.669
Sueldos, salarios y otras retribuciones	20.261.573
Beneficios y complementos de sueldos y salarios	16.796.769
Aportes patronales	2.000.056
Prestaciones sociales y otras indemnizaciones	3.319.171
Asistencia socioeconómica	7.242.100
Compra de bienes y servicios	37.007.734
Bienes de consumo	12.799.000
Servicios no personales	24.208.734
Impuestos indirectos	5.265.000
Depreciación y amortización	294.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.500.000
Al sector privado	1.500.000
Donaciones corrientes al sector privado	1.500.000
Donaciones a personas	750.000
Donaciones a instituciones sin fines de lucro	750.000
Al sector público	2.000.000
Transferencias corrientes al sector público	2.000.000
A instituciones de protección social	2.000.000
GASTOS DE CAPITAL	**10.476.500**
INVERSIÓN REAL DIRECTA	10.476.500
Formación bruta de capital fijo	9.476.500
Maquinaria, equipos y otros bienes muebles	3.892.950
Construcciones de bienes de dominio privado	5.583.550
Bienes intangibles	1.000.000
APLICACIONES FINANCIERAS	**177.500**
DISMINUCIÓN DE PASIVOS	177.500
Disminución de cuentas y efectos por pagar	177.500
Disminución de cuentas y efectos por pagar a corto plazo	177.500
Disminución de sueldos, salarios y otras remuneraciones por pagar	28.400
Disminución de aportes patronales y retenciones laborales por pagar	120.700
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	28.400
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	14.200

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	14.200
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	14.200
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	49.700
Disminución cuentas por pagar a proveedores a corto plazo	28.400
TOTAL EGRESOS	106.340.403

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
130357	Formación de la población venezolana jugadora de lotería y regulación de los administradores	Inspección	5.750			68.078.565						68.078.565
TOTAL						68.078.565						68.078.565

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	18.829.145						18.829.145
02	Gestión Administrativa	19.432.693						19.432.693
TOTAL		38.261.838						38.261.838

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	13	18		31	4.583.533		4.583.533
Profesional y Técnico	11	11		22	2.792.785		2.792.785
Obrero	2	7		9	1.790.748		1.790.748
Personal Contratado	42	43		85	8.425.587		8.425.587
Profesional y Técnico	30	30		60	5.947.473		5.947.473
Personal Administrativo	12	13		25	2.478.114		2.478.114
TOTAL	55	61		116	13.009.120		13.009.120

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	49.619.669
4.02	Materiales, suministros y mercancías	12.799.000
4.03	Servicios no personales	29.473.734
4.04	Activos reales	10.476.500
4.07	Transferencias y donaciones	3.500.000
4.08	Otros gastos	294.000
4.11	Disminución de pasivos	177.500
	TOTAL	106.340.403

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**106.046.403**
INGRESOS CORRIENTES ORDINARIOS	106.046.403
INGRESOS NO TRIBUTARIOS	90.139.443
Tasas	90.139.443
OTROS INGRESOS	15.906.960
Otros ingresos ordinarios	15.906.960
1.2 GASTOS CORRIENTES	**95.686.403**
GASTOS DE CONSUMO	92.186.403
Remuneraciones	49.619.669
Sueldos, salarios y otras retribuciones	20.261.573
Beneficios y complementos de sueldos y salarios	16.796.769
Aportes patronales	2.000.056
Prestaciones sociales y otras indemnizaciones	3.319.171
Asistencia socioeconómica	7.242.100
Compra de bienes y servicios	37.007.734
Bienes de consumo	12.799.000
Servicios no personales	24.208.734
Impuestos indirectos	5.265.000
Depreciación y amortización	294.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.500.000
Al sector privado	1.500.000
Donaciones corrientes al sector privado	1.500.000
Donaciones a personas	750.000
Donaciones a instituciones sin fines de lucro	750.000
Al sector público	2.000.000
Transferencias corrientes al sector público	2.000.000
A instituciones de protección social	2.000.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**10.360.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**10.654.000**
RECURSOS PROPIOS DE CAPITAL	10.654.000
Ahorro/ desahorro en cuenta corriente	**10.360.000**
Incremento de la depreciación y amortización acumuladas	294.000
2.2 GASTOS DE CAPITAL	**10.476.500**
INVERSIÓN REAL DIRECTA	10.476.500

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Formación bruta de capital fijo	9.476.500
Maquinaria, equipos y otros bienes muebles	3.892.950
Construcciones de bienes de dominio privado	5.583.550
Bienes intangibles	1.000.000
2.3 RESULTADO FINANCIERO : SUPERAVIT	**177.500**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**177.500**
SUPERÁVIT FINANCIERO	177.500
3.2 APLICACIONES FINANCIERAS	**177.500**
DISMINUCIÓN DE PASIVOS	177.500
Disminución de cuentas y efectos por pagar	177.500
Disminución de cuentas y efectos por pagar a corto plazo	177.500
Disminución de sueldos, salarios y otras remuneraciones por pagar	28.400
Disminución de aportes patronales y retenciones laborales por pagar	120.700
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	28.400
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	14.200
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	14.200
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	14.200
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	49.700
Disminución cuentas por pagar a proveedores a corto plazo	28.400

A1370

Superintendencia de la Actividad Aseguradora

SUPERINTENDENCIA DE LA ACTIVIDAD ASEGURADORA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Superintendencia de la Actividad Aseguradora, es el órgano rector del control, vigilancia, supervisión, autorización, regulación y funcionamiento de la actividad aseguradora, a fin de garantizar los procesos de transformación socioeconómico que promueve el Estado, en tutela del interés general representado por los derechos y garantías de los tomadores, asegurados y beneficiarios de los contratos de seguros, de reaseguros, los contratantes de los servicios de medicina prepagada y de los asociados de las cooperativas que realicen actividad aseguradora de conformidad con lo establecido en la Ley Orgánica del Sistema Financiero Nacional.

En este sentido la Sudeaseg, se propone para el Ejercicio Económico Financiero 2016, aumentar la cobertura de sus servicios a los distintos estados del país, a fin de beneficiar a los usuarios de la actividad aseguradora retirados de la capital, contribuir con el crecimiento estable del sector financiero y el subsistema asegurador para el fomento de la producción nacional, conducir la educación y conciencia financiera acerca de la actividad aseguradora y los servicios de la Sudeaseg en la población venezolana, profundizar la inclusión, mediante la incorporación de los sujetos más vulnerables a los beneficios del sector asegurador, incorporar o fortalecer los sistemas de revisión, a fin de brindar veracidad en la información de los sujetos regulados y prestadores de servicio de salud para la obtención de estadísticas reales del sector y la simplificación de trámites administrativos, contribuir con la corresponsabilidad que tienen las instituciones del estado en contrarrestar la desigualdad social, mediante la entrega de ayudas y/o transferencias y donaciones, todo ello en función de incrementar el bienestar social y la estabilidad del sector asegurador.

Igualmente, para el año 2016, se contempla la implantación de seguros agrícolas solidarios y del hogar, la extensión de la sala situacional, con la incorporación de nuevas atenciones, difusión del servicio y se constituirá el protocolo de acción.

El presupuesto de egresos para el Ejercicio Económico Financiero 2016 de la Superintendencia de la Actividad Aseguradora, asciende a la cantidad de Bs. 12.125.799.310, que será financiado con recursos propios provenientes de intereses por depósitos Bs. 5.000.000, de otros ingresos Bs. 4.000.000, por transferencias recibidas del sector privado Bs. 9.315.349.000, como recursos de capital derivados del incremento de la depreciación acumulada Bs. 301.450.310 y por fuentes financieras por la disminución de bancos Bs. 2.500.000.000.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**9.324.349.000**
INGRESOS CORRIENTES ORDINARIOS	9.324.349.000
INGRESOS DE LA PROPIEDAD	5.000.000
Intereses	5.000.000
Intereses internos	5.000.000
Intereses por depósitos	5.000.000
TRANSFERENCIAS CORRIENTES	9.315.349.000
Transferencias corrientes internas recibidas del sector privado	9.315.349.000
De empresas privadas	9.315.349.000
OTROS INGRESOS	4.000.000
Otros ingresos ordinarios	4.000.000
INGRESOS DE CAPITAL	**301.450.310**
RECURSOS PROPIOS DE CAPITAL	301.450.310
Incremento de la depreciación y amortización acumuladas	301.450.310
FUENTES FINANCIERAS	**2.500.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.500.000.000
Disminución de otros activos financieros	2.500.000.000
Disminución de disponibilidades	2.500.000.000
Disminución de bancos	2.500.000.000
TOTAL RECURSOS	**12.125.799.310**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	7.686.405.591
GASTOS DE CONSUMO	2.904.611.097
Remuneraciones	1.773.031.966
Sueldos, salarios y otras retribuciones	482.063.270
Beneficios y complementos de sueldos y salarios	936.306.964
Aportes patronales	50.960.076
Prestaciones sociales y otras indemnizaciones	132.941.763
Asistencia socioeconómica	170.759.893
Compra de bienes y servicios	391.188.458
Bienes de consumo	126.839.238
Servicios no personales	264.349.220
Impuestos indirectos	438.940.363
Depreciación y amortización	301.450.310
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.780.794.494
Al sector privado	213.294.494
Transferencias corrientes al sector privado	130.794.494
Directas a personas	130.794.494
Pensiones y otros beneficios asociados	9.652.776
Jubilaciones y otros beneficios asociados	121.141.718
Donaciones corrientes al sector privado	82.500.000
Donaciones a personas	52.500.000
Donaciones a instituciones sin fines de lucro	30.000.000
Al sector público	4.567.500.000
Transferencias corrientes al sector público	4.537.500.000
A la República	4.500.000.000
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	37.500.000
Donaciones corrientes al sector público	30.000.000
A los entes descentralizados sin fines empresariales	30.000.000
GASTOS DE CAPITAL	3.816.472.272
INVERSIÓN REAL DIRECTA	3.816.472.272
Formación bruta de capital fijo	3.802.120.272
Maquinaria, equipos y otros bienes muebles	725.802.640
Construcciones de bienes de dominio privado	3.076.317.632
Bienes intangibles	14.352.000
APLICACIONES FINANCIERAS	623.921.447
INVERSIÓN FINANCIERA	600.000.000

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
Incremento de otros activos financieros	600.000.000
Incremento de de fondos en avance, anticipos, fideicomiso y activos diferidos	600.000.000
Incremento de fondos en fideicomiso	600.000.000
DISMINUCIÓN DE PASIVOS	23.921.447
Disminución de cuentas y efectos por pagar	23.921.447
Disminución de cuentas y efectos por pagar a corto plazo	23.921.447
Disminución de sueldos, salarios y otras remuneraciones por pagar	15.000.000
Disminución cuentas por pagar a proveedores a corto plazo	8.921.447
TOTAL EGRESOS	**12.125.799.310**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos							Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos						Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones						
							De la República		De los Entes Descentralizados	Otras			
							Proyectos por Endeudamiento	Otras					
128074	Renovación de los procesos de control, vigilancia, supervisión y regulación de la actividad aseguradora.	Acción	13.749							5.005.953.791			5.005.953.791
TOTAL										5.005.953.791			5.005.953.791

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras					991.343.697		991.343.697
02	Gestión Administrativa	310.450.310				3.187.257.018	2.500.000.000	5.997.707.328
03	Previsión y Protección Social					130.794.494		130.794.494
TOTAL		310.450.310				4.309.395.209	2.500.000.000	7.119.845.519

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**299**	**244**	**148**	**691**	**122.232.722**	**39.383.748**	**161.616.470**
Alto Nivel y de Dirección		1		1	338.208		338.208
Directivo	18	14	12	44	10.419.652		10.419.652
Profesional y Técnico	142	100	134	376	68.285.797	27.282.415	95.568.212
Personal Administrativo	16	8		24	3.586.801	3.477.032	7.063.833
Personal Médico	5	1		6	958.503	285.873	1.244.376
Obrero	118	120	2	240	38.643.761	8.338.428	46.982.189
Personal Contratado	**39**	**41**		**80**	**19.766.184**		**19.766.184**
Profesional y Técnico	39	41		80	19.766.184		19.766.184
TOTAL	**338**	**285**	**148**	**771**	**141.998.906**	**39.383.748**	**181.382.654**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**49**	**31**	**80**	**121.141.718**
Empleados	49	28	77	109.420.958
Obreros		3	3	11.720.760
Pensionados	**8**		**8**	**9.652.776**
Empleados	8		8	9.652.776
TOTAL	**57**	**31**	**88**	**130.794.494**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	1.773.031.966
4.02	Materiales, suministros y mercancías	126.839.238
4.03	Servicios no personales	703.289.583
4.04	Activos reales	3.816.472.272
4.05	Activos financieros	600.000.000
4.07	Transferencias y donaciones	4.780.794.494
4.08	Otros gastos	301.450.310
4.11	Disminución de pasivos	23.921.447
	TOTAL	**12.125.799.310**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**9.324.349.000**
INGRESOS CORRIENTES ORDINARIOS	9.324.349.000
INGRESOS DE LA PROPIEDAD	5.000.000
Intereses	5.000.000
Intereses internos	5.000.000
Intereses por depósitos	5.000.000
TRANSFERENCIAS CORRIENTES	9.315.349.000
Transferencias corrientes internas recibidas del sector privado	9.315.349.000
De empresas privadas	9.315.349.000
OTROS INGRESOS	4.000.000
Otros ingresos ordinarios	4.000.000
1.2 GASTOS CORRIENTES	**7.685.405.591**
GASTOS DE CONSUMO	2.904.611.097
Remuneraciones	1.773.031.966
Sueldos, salarios y otras retribuciones	482.063.270
Beneficios y complementos de sueldos y salarios	936.306.964
Aportes patronales	50.960.076
Prestaciones sociales y otras indemnizaciones	132.941.763
Asistencia socioeconómica	170.759.893
Compra de bienes y servicios	391.188.458
Bienes de consumo	126.839.238
Servicios no personales	264.349.220
Impuestos indirectos	438.940.363
Depreciación y amortización	301.450.310
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.780.794.494
Al sector privado	213.294.494
Transferencias corrientes al sector privado	130.794.494
Directas a personas	130.794.494
Pensiones y otros beneficios asociados	9.652.776
Jubilaciones y otros beneficios asociados	121.141.718
Donaciones corrientes al sector privado	82.500.000
Donaciones a personas	52.500.000
Donaciones a instituciones sin fines de lucro	30.000.000
Al sector público	4.567.500.000
Transferencias corrientes al sector público	4.537.500.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
A la República	4.500.000.000
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	37.500.000
Donaciones corrientes al sector público	30.000.000
A los entes descentralizados sin fines empresariales	30.000.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**1.638.943.409**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.940.393.719**
RECURSOS PROPIOS DE CAPITAL	1.940.393.719
Ahorro en cuenta corriente	1.638.943.409
Incremento de la depreciación y amortización acumuladas	301.450.310
2.2 GASTOS DE CAPITAL	**3.816.472.272**
INVERSIÓN REAL DIRECTA	3.816.472.272
Formación bruta de capital fijo	3.802.120.272
Maquinaria, equipos y otros bienes muebles	725.802.640
Construcciones de bienes de dominio privado	3.076.317.632
Bienes intangibles	14.352.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(1.876.078.553)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**2.500.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.500.000.000
Disminución de otros activos financieros	2.500.000.000
Disminución de disponibilidades	2.500.000.000
Disminución de bancos	2.500.000.000
3.2 APLICACIONES FINANCIERAS	**2.500.000.000**
INVERSIÓN FINANCIERA	600.000.000
Incremento de otros activos financieros	600.000.000
Incremento de de fondos en avance, anticipos, fideicomiso y activos diferidos	600.000.000
Incremento de fondos en fideicomiso	600.000.000
DISMINUCIÓN DE PASIVOS	23.921.447
Disminución de cuentas y efectos por pagar	23.921.447
Disminución de cuentas y efectos por pagar a corto plazo	23.921.447
Disminución de sueldos, salarios y otras remuneraciones por pagar	15.000.000
Disminución cuentas por pagar a proveedores a corto plazo	8.921.447
DÉFICIT FINANCIERO	1.876.078.553

A1377

Bolsa Pública de Valores Bicentenaria

BOLSA PÚBLICA DE VALORES BICENTENARIA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Bolsa Pública de Valores Bicentenaria, es la institución encargada de prestar todos los servicios necesarios, para realizar en forma continua y ordenada, las operaciones con valores, emitidos por entes públicos, empresas públicas, empresas de propiedad social y colectiva, empresas mixtas, cajas de ahorro de los entes públicos, las comunidades organizadas, institutos autónomos, empresas privadas, pequeñas y medianas empresas y la República Bolivariana de Venezuela, con la finalidad de proporcionarles adecuada liquidez y financiamiento.

El presupuesto para el Ejercicio Económico Financiero 2016 de la Bolsa Pública de Valores Bicentenaria, será financiado con transferencias del Ministerio del Poder Popular de Economía y Finanzas; con ingresos provenientes del pago de los derechos de registro y por todas las operaciones que realicen las entidades que inscriban y negocien sus valores en ella e ingresos de capital producto del incremento de la depreciación y amortización.

Los gastos corrientes previstos por la Bolsa Pública, responden a las necesidades de los Proyectos "Plan de redimensionamiento de la Bpvb" y "Alternativas de inversión y financiamiento a través del mercado de valores para contribuir al desarrollo del modelo productivo socialista", el cual plantea como meta el desarrollo de un modelo socialista de gestión, para impulsar la participación de emisores y usuarios, generalmente excluidos y no habituales en un mercado de valores, cuyo norte sea la prestación de todos los servicios, necesarios para realizar en forma continua y ordenada las operaciones con valores emitidos por entes públicos y privados.

El presupuesto de gastos para el Ejercicio Económico Financiero 2016 de la Bolsa Pública de Valores Bicentenaria, asciende a la cantidad de Bs. 525.565.684, que será financiado con recursos provenientes de ingresos financieros Bs. 86.445.000, Intereses por títulos valores Bs. 28.955.000, de otros ingresos Bs. 19.600.000, por transferencias recibidas del Ministerio del Poder Popular de Economía y Finanzas Bs. 374.880.995; y como recursos de capital derivados del incremento de la depreciación acumulada Bs. 15.684.689.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**509.880.995**
INGRESOS CORRIENTES ORDINARIOS	509.880.995
INGRESOS DE OPERACIÓN	86.445.000
Ingresos financieros de instituciones financieras	86.445.000
INGRESOS DE LA PROPIEDAD	28.955.000
Intereses	28.955.000
Intereses internos	28.955.000
Intereses por títulos-valores	28.955.000
TRANSFERENCIAS CORRIENTES	374.880.995
Transferencias corrientes del sector público	374.880.995
Transferencias corrientes internas recibidas del sector público	374.880.995
De la República	374.880.995
OTROS INGRESOS	19.600.000
Otros ingresos ordinarios	19.600.000
INGRESOS DE CAPITAL	**15.684.689**
RECURSOS PROPIOS DE CAPITAL	15.684.689
Incremento de la depreciación y amortización acumuladas	15.684.689
TOTAL RECURSOS	**525.565.684**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**380.063.527**
GASTOS DE CONSUMO	376.434.463
Remuneraciones	81.992.744
Sueldos, salarios y otras retribuciones	13.179.794
Beneficios y complementos de sueldos y salarios	22.789.822
Aportes patronales	3.769.843
Prestaciones sociales y otras indemnizaciones	4.385.334
Asistencia socioeconómica	37.867.951
Compra de bienes y servicios	250.077.515
Bienes de consumo	35.686.681
Servicios no personales	214.390.834
Impuestos indirectos	28.679.515
Depreciación y amortización	15.684.689
GASTOS DE LA PROPIEDAD	1.906.320
Derechos sobre bienes intangibles	1.906.320
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.722.744
Al sector privado	1.722.744
Transferencias corrientes al sector privado	280.000
Directas a personas	280.000
Jubilaciones y otros beneficios asociados	280.000
Donaciones corrientes al sector privado	1.442.744
Donaciones a personas	500.000
Donaciones a instituciones sin fines de lucro	942.744
GASTOS DE CAPITAL	**45.502.157**
INVERSIÓN REAL DIRECTA	45.502.157
Formación bruta de capital fijo	43.571.657
Maquinaria, equipos y otros bienes muebles	43.571.657
Bienes intangibles	1.930.500
APLICACIONES FINANCIERAS	**100.000.000**
INVERSIÓN FINANCIERA	100.000.000
Adquisición de títulos y valores que no otorgan propiedad	100.000.000
Adquisición de títulos y valores a largo plazo	100.000.000
Adquisición de títulos y valores públicos	100.000.000
TOTAL EGRESOS	**525.565.684**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
128016	Plan de redimensionamiento de la Bpvb	Sistema	1					216.880.995				216.880.995
128026	Alternativas de inversión y financiamiento a través del mercado de valores para contribuir al desarrollo del modelo productivo socialista.	Millón	135.000.000			45.238.574		78.584.583				123.823.157
TOTAL						45.238.574		295.465.578				340.704.152

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	7.224.000		65.912.251				73.136.251
02	Gestión Administrativa	98.222.115		13.223.166				111.445.281
03	Previsión y Protección Social			280.000				280.000
TOTAL		105.446.115		79.415.417				184.861.532

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**25**	**16**		**41**	**5.134.376**		**5.134.376**
Alto Nivel y de Dirección		1		1	519.518		519.518
Profesional y Técnico	24	13		37	4.488.855		4.488.855
Obrero	1	2		3	126.003		126.003
Personal Contratado	**33**	**15**		**48**	**4.542.998**		**4.542.998**
Profesional y Técnico	33	15		48	4.542.998		4.542.998
TOTAL	**58**	**31**		**89**	**9.677.374**		**9.677.374**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**1**		**1**	**280.000**
Empleados	1		1	280.000
TOTAL	**1**		**1**	**280.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	81.992.744
4.02	Materiales, suministros y mercancías	35.686.681
4.03	Servicios no personales	244.976.669
4.04	Activos reales	45.502.157
4.05	Activos financieros	100.000.000
4.07	Transferencias y donaciones	1.722.744
4.08	Otros gastos	15.684.689
	TOTAL	525.565.684

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**509.880.995**
INGRESOS CORRIENTES ORDINARIOS	509.880.995
INGRESOS DE OPERACIÓN	86.445.000
Ingresos financieros de instituciones financieras	86.445.000
INGRESOS DE LA PROPIEDAD	28.955.000
Intereses	28.955.000
Intereses internos	28.955.000
Intereses por títulos-valores	28.955.000
TRANSFERENCIAS CORRIENTES	374.880.995
Transferencias corrientes del sector público	374.880.995
Transferencias corrientes internas recibidas del sector público	374.880.995
De la República	374.880.995
Ministerio del Poder Popular de Economía y Finanzas	374.880.995
-Ingresos Ordinarios	374.880.995
OTROS INGRESOS	19.600.000
Otros ingresos ordinarios	19.600.000
1.2 GASTOS CORRIENTES	**380.063.527**
GASTOS DE CONSUMO	376.434.463
Remuneraciones	81.992.744
Sueldos, salarios y otras retribuciones	13.179.794
Beneficios y complementos de sueldos y salarios	22.789.822
Aportes patronales	3.769.843
Prestaciones sociales y otras indemnizaciones	4.385.334
Asistencia socioeconómica	37.867.951
Compra de bienes y servicios	250.077.515
Bienes de consumo	35.686.681
Servicios no personales	214.390.834
Impuestos indirectos	28.679.515
Depreciación y amortización	15.684.689
GASTOS DE LA PROPIEDAD	1.906.320
Derechos sobre bienes intangibles	1.906.320
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.722.744
Al sector privado	1.722.744
Transferencias corrientes al sector privado	280.000
Directas a personas	280.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Jubilaciones y otros beneficios asociados	280.000
Donaciones corrientes al sector privado	1.442.744
Donaciones a personas	500.000
Donaciones a instituciones sin fines de lucro	942.744
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**129.817.468**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**145.502.157**
RECURSOS PROPIOS DE CAPITAL	145.502.157
Ahorro en cuenta corriente	129.817.468
Incremento de la depreciación y amortización acumuladas	15.684.689
2.2 GASTOS DE CAPITAL	**45.502.157**
INVERSIÓN REAL DIRECTA	45.502.157
Formación bruta de capital fijo	43.571.657
Maquinaria, equipos y otros bienes muebles	43.571.657
Bienes intangibles	1.930.500
2.3 RESULTADO FINANCIERO : SUPERAVIT	**100.000.000**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**100.000.000**
SUPERÁVIT FINANCIERO	100.000.000
3.2 APLICACIONES FINANCIERAS	**100.000.000**
INVERSIÓN FINANCIERA	100.000.000
Adquisición de títulos y valores que no otorgan propiedad	100.000.000
Adquisición de títulos y valores a largo plazo	100.000.000
Adquisición de títulos y valores públicos	100.000.000

71
Ministerio del Poder Popular de Planificación

Ministerio del Poder Popular de Planificación

A0015 Corporación de Desarrollo de la Región Central (CORPOCENTRO)

A0016 Corporación de Desarrollo de la Región de los Llanos (CORPOLLANOS)

A0018 Corporación de Desarrollo de la Región de los Andes (CORPOANDES)

A0019 Corporación de Desarrollo de la Región Zuliana (CORPOZULIA)

A0198 Instituto Nacional de Estadística (INE)

A0261 Corporación de Desarrollo Jacinto Lara (CORPOLARA)

A0325 Fundación Escuela de Gerencia Social (FEGS)

A0455 Fundación Escuela Venezolana de Planificación

A0909 Instituto Geográfico de Venezuela "Simón Bolívar"

A0015

Corporación de Desarrollo de la Región Central (CORPOCENTRO)

CORPORACIÓN DE DESARROLLO DE LA REGIÓN CENTRAL (CORPOCENTRO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Corporación de Desarrollo de la Región Central (Corpocentro), actualmente adscrita al Ministerio del Poder Popular de Planificación, mediante Decreto Presidencial N° 1.251 de fecha 15-09-2014, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 40.498 de fecha 16-09-2014; con el objetivo de apoyar la implementación de las políticas públicas nacionales en los estados Aragua, Carabobo, Cojedes, Miranda, Vargas y Distrito Capital y con ello permitir una mayor eficacia en la consecución de los fines estadales en dichos estados, en procura del desarrollo sostenible de la Región Central.

Para el ejercicio económico financiero 2016, se propone la ejecución del siguiente proyecto:

- Instalación de una Base de Misiones Sociales en el Municipio Valencia -estado Carabobo, que permita a la población en condiciones de pobreza extrema disfrutar de los beneficios sociales, contribuyendo con una sociedad igualitaria y justa.

En este sentido, se buscar seguir avanzando en la consolidación del nuevo modelo de gestión, expresado en los lineamientos de la política de las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019, a través de políticas públicas dirigidas a la solución de problemas concretos de la sociedad.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**101.836.470**
INGRESOS CORRIENTES ORDINARIOS	101.836.470
TRANSFERENCIAS CORRIENTES	101.836.470
Transferencias corrientes del sector público	101.836.470
Transferencias corrientes internas recibidas del sector público	101.836.470
De la República	101.836.470
INGRESOS DE CAPITAL	**1.000.000**
RECURSOS PROPIOS DE CAPITAL	1.000.000
Incremento de la depreciación y amortización acumuladas	1.000.000
FUENTES FINANCIERAS	**4.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.000.000
Disminución de otros activos financieros	4.000.000
Disminución de disponibilidades	4.000.000
Disminución de bancos	4.000.000
TOTAL RECURSOS	**106.836.470**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**96.808.470**
GASTOS DE CONSUMO	91.808.470
Remuneraciones	84.272.876
Sueldos, salarios y otras retribuciones	31.659.447
Beneficios y complementos de sueldos y salarios	14.964.301
Aportes patronales	5.533.089
Prestaciones sociales y otras indemnizaciones	8.147.923
Asistencia socioeconómica	23.968.116
Compra de bienes y servicios	4.379.024
Bienes de consumo	3.075.600
Servicios no personales	1.303.424
Impuestos indirectos	2.156.570
Depreciación y amortización	1.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.000.000
Al sector privado	5.000.000
Transferencias corrientes al sector privado	5.000.000
Directas a personas	5.000.000
Pensiones y otros beneficios asociados	839.422
Jubilaciones y otros beneficios asociados	4.160.578
GASTOS DE CAPITAL	**6.028.000**
INVERSIÓN REAL DIRECTA	6.028.000
Formación bruta de capital fijo	6.002.000
Maquinaria, equipos y otros bienes muebles	502.000
Construcciones de bienes de dominio privado	5.500.000
Bienes intangibles	26.000
APLICACIONES FINANCIERAS	**4.000.000**
DISMINUCIÓN DE PASIVOS	4.000.000
Disminución de cuentas y efectos por pagar	4.000.000
Disminución de cuentas y efectos por pagar a corto plazo	4.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	2.706.120
Disminución de aportes patronales y retenciones laborales por pagar	1.100.536
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	167.252
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	2.212
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	12.532

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	364.984
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	533.740
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	19.816
Disminución cuentas por pagar a proveedores a corto plazo	193.344
TOTAL EGRESOS	**106.836.470**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128889	Instalación de una Base de Misiones Sociales en el Municipio Valencia - estado Carabobo	Instalación	1					5.500.000				5.500.000
TOTAL								5.500.000				5.500.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			87.971.470				87.971.470
02	Gestión Administrativa	1.000.000		6.365.000			4.000.000	11.365.000
03	Previsión y Protección Social			2.000.000				2.000.000
TOTAL		1.000.000		96.336.470			4.000.000	101.336.470

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**64**	**63**		**127**	**11.682.852**	**5.640.822**	**17.323.674**
Alto Nivel y de Dirección		1		1	578.841		578.841
Directivo	2			2	110.857	72.619	183.476
Profesional y Técnico	40	9		49	4.545.138	2.977.392	7.522.530
Personal Administrativo	10			10	886.856	580.955	1.467.811
Obrero	12	53		65	5.561.160	2.009.856	7.571.016
Personal Contratado	**62**	**35**		**97**	**9.024.399**		**9.024.399**
Profesional y Técnico	57	32		89	7.800.557		7.800.557
Personal Administrativo	5	1		6	866.728		866.728
Obrero		2		2	357.114		357.114
TOTAL	126	98		224	20.707.251	5.640.822	26.348.073

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**16**	**13**	**29**	**4.160.578**
Alto Nivel y de Dirección		3	3	488.104
Empleados	16	9	25	3.011.428
Obreros		1	1	661.046
Pensionados	**3**	**4**	**7**	**839.422**
Alto Nivel y de Dirección		1	1	202.446
Empleados	3		3	331.227
Obreros		3	3	305.749
TOTAL	19	17	36	5.000.000

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	84.272.876
4.02	Materiales, suministros y mercancías	3.075.600
4.03	Servicios no personales	3.459.994
4.04	Activos reales	6.028.000
4.07	Transferencias y donaciones	5.000.000
4.08	Otros gastos	1.000.000
4.11	Disminución de pasivos	4.000.000
	TOTAL	106.836.470

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	101.836.470
INGRESOS CORRIENTES ORDINARIOS	101.836.470
TRANSFERENCIAS CORRIENTES	101.836.470
Transferencias corrientes del sector público	101.836.470
Transferencias corrientes internas recibidas del sector público	101.836.470
De la República	101.836.470
Ministerio del poder Popular de Planificación	101.836.470
-Ingresos Ordinarios	101.836.470
1.2 GASTOS CORRIENTES	96.808.470
GASTOS DE CONSUMO	91.808.470
Remuneraciones	84.272.876
Sueldos, salarios y otras retribuciones	31.659.447
Beneficios y complementos de sueldos y salarios	14.964.301
Aportes patronales	5.533.089
Prestaciones sociales y otras indemnizaciones	8.147.923
Asistencia socioeconómica	23.968.116
Compra de bienes y servicios	4.379.024
Bienes de consumo	3.075.600
Servicios no personales	1.303.424
Impuestos indirectos	2.156.570
Depreciación y amortización	1.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.000.000
Al sector privado	5.000.000
Transferencias corrientes al sector privado	5.000.000
Directas a personas	5.000.000
Pensiones y otros beneficios asociados	839.422
Jubilaciones y otros beneficios asociados	4.160.578
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	5.028.000
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	6.028.000
RECURSOS PROPIOS DE CAPITAL	6.028.000
Ahorro en cuenta corriente	5.028.000
Incremento de la depreciación y amortización acumuladas	1.000.000

CUENTAAHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2.2 GASTOS DE CAPITAL	**6.028.000**
INVERSIÓN REAL DIRECTA	6.028.000
Formación bruta de capital fijo	6.002.000
Maquinaria, equipos y otros bienes muebles	502.000
Construcciones de bienes de dominio privado	5.500.000
Bienes intangibles	26.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**4.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.000.000
Disminución de otros activos financieros	4.000.000
Disminución de disponibilidades	4.000.000
Disminución de bancos	4.000.000
3.2 APLICACIONES FINANCIERAS	**4.000.000**
DISMINUCIÓN DE PASIVOS	4.000.000
Disminución de cuentas y efectos por pagar	4.000.000
Disminución de cuentas y efectos por pagar a corto plazo	4.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	2.706.120
Disminución de aportes patronales y retenciones laborales por pagar	1.100.536
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	167.252
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	2.212
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	12.532
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	364.984
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugia, maternidad (HCM) y gastos funerarios	533.740
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	19.816
Disminución cuentas por pagar a proveedores a corto plazo	193.344

A0016

Corporación de Desarrollo de la Región de los Llanos (CORPOLLANOS)

CORPORACIÓN DE DESARROLLO DE LA REGIÓN DE LOS LLANOS (CORPOLLANOS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El presupuesto de la Corporación de Desarrollo de la Región de Los Llanos (Corpollanos) para el Ejercicio Económico Financiero 2016, ha sido formulado atendiendo a los lineamientos y directrices emanadas del Ejecutivo Nacional, a través de las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019".

Para el cumplimiento de los objetivos propuestos, el aporte a recibir por parte del Ejecutivo Nacional, responde a la creciente necesidad de impulsar esfuerzos en apoyo a los procesos de descentralización y transferencia de competencia a los gobiernos locales, estadales y organizaciones de base del poder popular. Asimismo, permitirá garantizar los gastos de funcionamiento, en aras de formular estudios de proyectos para la promoción de inversiones en el marco del nuevo modelo económico-productivo y asegurar la participación del pueblo organizado, en diferentes ámbitos de formación y fortalecer la instancia de planificación de la Región de los Llanos, todo ello en articulación conjunta con la Región Estratégica de Desarrollo Integral de los Llanos (Redi) en términos de dirigir, coordinar, supervisar y controlar los planes, programas del Ejecutivo y con el Consejo Federal de Gobierno, en función de apoyar y acompañar a las entidades políticas territoriales y organizaciones de base del poder popular, en materia de planificación y ejecución de los proyectos aprobados por el Fondo de Compensación Interterritorial.

Siguiendo lineamientos establecidos por el Ejecutivo Nacional, se contempla en la política de gastos; los recursos necesarios para financiar las actividades propias de la Corporación, cubrir los gastos de personal, así como las erogaciones por concepto de servicios básicos, sustentados mediante contratos de servicios para asegurar el mantenimiento adecuado y oportuno de las instalaciones.

En tal sentido, los servicios a prestar por la institución en el transcurso de año 2016:

- Sinopsis y geo-referencias de la región de los llanos al alcance del poder popular.
- Instalación de un estudio de grabación de la radio cultural de los llanos de "La Voz de Chávez".
- Formación integral e intercambio de saberes en la región de los llanos.
- Fomentar la actividad socio-productiva en la región de los llanos.
- Desarrollo de referentes tecnológicos para la producción sostenible y sustentable en la región de los llanos.
- Promover la producción de proteínas animal, mediante la cría de pollos de engorde en comunidades rurales y urbanas asentadas en la región de los llanos.
- Sistema de alimentación alternativo, para la ganadería bovina en la región de los llanos.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**124.886.987**
INGRESOS CORRIENTES ORDINARIOS	124.886.987
TRANSFERENCIAS CORRIENTES	124.886.987
Transferencias corrientes del sector público	124.886.987
Transferencias corrientes internas recibidas del sector público	124.886.987
De la República	124.886.987
TOTAL RECURSOS	**124.886.987**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**123.416.987**
GASTOS DE CONSUMO	118.174.108
Remuneraciones	107.779.108
Sueldos, salarios y otras retribuciones	38.693.852
Beneficios y complementos de sueldos y salarios	31.293.600
Aportes patronales	8.718.860
Prestaciones sociales y otras indemnizaciones	5.240.000
Asistencia socioeconómica	23.832.796
Compra de bienes y servicios	9.341.000
Bienes de consumo	5.904.000
Servicios no personales	3.437.000
Impuestos indirectos	1.054.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.242.879
Al sector privado	5.242.879
Transferencias corrientes al sector privado	3.031.439
Directas a personas	3.031.439
Pensiones y otros beneficios asociados	1.150.574
Jubilaciones y otros beneficios asociados	1.880.865
Donaciones corrientes al sector privado	2.211.440
Donaciones a personas	1.171.440
Donaciones a instituciones sin fines de lucro	1.040.000
GASTOS DE CAPITAL	**1.470.000**
INVERSIÓN REAL DIRECTA	1.470.000
Formación bruta de capital fijo	1.470.000
Maquinaria, equipos y otros bienes muebles	1.050.000
Construcciones de bienes de dominio privado	420.000
TOTAL EGRESOS	**124.886.987**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
128911	Formación integral e intercambio de saberes en la Región de los Llanos	Taller	30					10.335.000				10.335.000
128928	Fomentar la actividad socioproductiva en la Región de los Llanos	Módulo	8					8.797.500				8.797.500
128936	Sistema de alimentación alternativo para ganadería bovina en la Región de los Llanos	Módulo	1					9.861.250				9.861.250
TOTAL								28.993.750				28.993.750

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			87.684.108				87.684.108
02	Gestión administrativa			2.966.250				2.966.250
03	Previsión y protección social			5.242.879				5.242.879
TOTAL				95.893.237				95.893.237

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**39**	**36**		**75**	**10.179.684**		**10.179.684**
Alto Nivel y de Dirección		1		1	200.000		200.000
Directivo	15	13		28	2.439.014		2.439.014
Profesional y Técnico	10	6		16	2.700.000		2.700.000
Personal Administrativo	14	10		24	3.850.670		3.850.670
Obrero		6		6	990.000		990.000
Personal Contratado	**58**	**43**		**101**	**12.640.000**		**12.640.000**
Profesional y Técnico	27	14		41	4.027.000		4.027.000
Personal Administrativo	18	14		32	4.773.000		4.773.000
Obrero	13	15		28	3.840.000		3.840.000
TOTAL	97	79		176	22.819.684		22.819.684

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**4**	**2**	**6**	**1.880.865**
Empleados	4	2	6	1.880.865
Pensionados	**9**		**9**	**1.150.574**
Empleados	9		9	1.150.574
TOTAL	13	2	15	3.031.439

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	107.779.108
4.02	Materiales, suministros y mercancías	5.904.000
4.03	Servicios no personales	4.491.000
4.04	Activos reales	1.470.000
4.07	Transferencias y donaciones	5.242.879
	TOTAL	124.886.987

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**124.886.987**
INGRESOS CORRIENTES ORDINARIOS	124.886.987
TRANSFERENCIAS CORRIENTES	124.886.987
Transferencias corrientes del sector público	124.886.987
Transferencias corrientes internas recibidas del sector público	124.886.987
De la República	124.886.987
Ministerio del Poder Popular de Planificación	124.886.987
- Ingresos Ordinarios	124.886.987
1.2 GASTOS CORRIENTES	**123.416.987**
GASTOS DE CONSUMO	118.174.108
Remuneraciones	107.779.108
Sueldos, salarios y otras retribuciones	38.693.852
Beneficios y complementos de sueldos y salarios	31.293.600
Aportes patronales	8.718.860
Prestaciones sociales y otras indemnizaciones	5.240.000
Asistencia socioeconómica	23.832.796
Compra de bienes y servicios	9.341.000
Bienes de consumo	5.904.000
Servicios no personales	3.437.000
Impuestos indirectos	1.054.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.242.879
Al sector privado	5.242.879
Transferencias corrientes al sector privado	3.031.439
Directas a personas	3.031.439
Pensiones y otros beneficios asociados	1.150.574
Jubilaciones y otros beneficios asociados	1.880.865
Donaciones corrientes al sector privado	2.211.440
Donaciones a personas	1.171.440
Donaciones a instituciones sin fines de lucro	1.040.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE: AHORRO	**1.470.000**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.470.000**
RECURSOS PROPIOS DE CAPITAL	1.470.000
Ahorro en cuenta corriente	1.470.000
2.2 GASTOS DE CAPITAL	**1.470.000**
INVERSIÓN REAL DIRECTA	1.470.000
Formación bruta de capital fijo	1.470.000
Maquinaria, equipos y otros bienes muebles	1.050.000
Construcciones de bienes de dominio privado	420.000
2.3 RESULTADO FINANCIERO: EQUILIBRIO	

A0018

Corporación de Desarrollo de la Región de los Andes (CORPOANDES)

CORPORACIÓN DE DESARROLLO DE LA REGIÓN DE LOS ANDES (CORPOANDES)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Corporación de Desarrollo de la Región de los Andes (Corpoandes), tiene como directrices estratégicas el establecimiento de una política vinculada a los planes y proyectos fundamentales que adelanta el Gobierno Nacional en diferentes áreas, apegándose a las normas y procedimientos legales, llevando a cabo sus actividades en conformidad con lo pautado en la Constitución de la República Bolivariana de Venezuela.

En tal sentido, Corpoandes para el año 2016, continuará enfocando su línea de acción al logro de sus objetivos a través de la ejecución de proyectos que se encuentran enmarcados en áreas estratégicas en las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019".

El presupuesto de la Corporación, para el Ejercicio Económico Financiero 2016 se orientara a la ejecución de los siguientes proyectos:

- Fortalecimiento del Sistema de Información Geográfico de la Región de Los Andes (Sigra): destinado a fortalecer el Sistema de Información Geográfico, a través de la actualización de estadísticas de los sectores socio-económicos (salud, educación, cultura, deporte, misiones sociales, vivienda, servicios básicos, agricultura, turismo, industria, demografía, vialidad y transporte), en el ámbito parroquial y municipal de la Región de Los Andes.

- Conformación del Sistema de Regionalización en Los Andes: dirigido a la implementación del Sistema de Regionalización en Los Andes en el marco de la Ley de Regionalización.

- Fortalecimiento de la Oficina Técnica Regional como ente descentralizador del Consejo Federal de Gobierno": destinado a coordinar las políticas y acciones entre las entidades políticas territoriales y las organizaciones de base del poder popular con la finalidad de alcanzar el desarrollo regional.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**118.243.636**
INGRESOS CORRIENTES ORDINARIOS	118.243.636
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	42.000
Venta de otros bienes y servicios	42.000
INGRESOS DE LA PROPIEDAD	1.214.827
Intereses	216.728
Intereses internos	216.728
Intereses por depósitos	216.728
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	998.099
Alquileres	998.099
TRANSFERENCIAS CORRIENTES	116.986.809
Transferencias corrientes del sector público	116.986.809
Transferencias corrientes internas recibidas del sector público	116.986.809
De la República	116.986.809
INGRESOS DE CAPITAL	**339.032**
RECURSOS PROPIOS DE CAPITAL	339.032
Incremento de la depreciación y amortización acumuladas	339.032
FUENTES FINANCIERAS	**1.495.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.495.000
Disminución de otros activos financieros	1.495.000
Disminución de disponibilidades	1.495.000
Disminución de bancos	1.495.000
TOTAL RECURSOS	***120.077.668***

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**118.243.636**
GASTOS DE CONSUMO	94.255.468
Remuneraciones	78.166.422
Sueldos, salarios y otras retribuciones	24.339.791
Beneficios y complementos de sueldos y salarios	16.040.963
Aportes patronales	3.033.050
Prestaciones sociales y otras indemnizaciones	6.978.487
Asistencia socioeconómica	27.774.131
Compra de bienes y servicios	14.599.034
Bienes de consumo	6.638.266
Servicios no personales	7.960.768
Impuestos indirectos	1.150.980
Depreciación y amortización	339.032
TRANSFERENCIAS Y DONACIONES CORRIENTES	23.988.168
Al sector privado	23.988.168
Transferencias corrientes al sector privado	23.863.168
Directas a personas	23.863.168
Pensiones y otros beneficios asociados	3.846.452
Jubilaciones y otros beneficios asociados	20.016.716
Donaciones corrientes al sector privado	125.000
Donaciones a personas	75.000
Donaciones a instituciones sin fines de lucro	50.000
GASTOS DE CAPITAL	**339.032**
INVERSIÓN REAL DIRECTA	339.032
Formación bruta de capital fijo	339.032
Maquinaria, equipos y otros bienes muebles	289.032
Construcciones de bienes de dominio privado	50.000

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**1.495.000**
DISMINUCIÓN DE PASIVOS	1.495.000
Disminución de cuentas y efectos por pagar	543.350
Disminución de cuentas y efectos por pagar a corto plazo	543.350
Disminución de aportes patronales y retenciones laborales por pagar	120.995
Disminución de otros aportes patronales por pagar	120.995
Disminución cuentas por pagar a proveedores a corto plazo	422.355
Disminución de otros pasivos	951.650
Disminución de otros pasivos a mediano y largo plazo	951.650
TOTAL EGRESOS	**120.077.668**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Meta				Fecha de Inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
N.E	Ppto.		Unidad de Medida	Cant.	Género: Fem.	Género: Masc.							
120538	A00180024000	Fortalecimiento del Sistema de Información Geográfico de la Región de Los Andes (SIGRA)	Sistema	1			01/01/2014	31/12/2016	8.525.897	5.067.377			13.593.274
128576	A00180026000	Conformación del Sistema de Regionalización en Los Andes	Sistema	1			01/01/2016	31/12/2018		4.441.788	55.206.420	121.675.947	181.324.155
128614	A00180027000	Fortalecimiento de la Oficina Técnica Regional como ente descentralizador del Consejo Federal de Gobierno.	Asistencia técnica	557			01/01/2016	31/12/2019		5.465.644	23.258.279	54.235.690	82.959.613
TOTAL									**8.525.897**	**14.974.809**	**78.464.699**	**175.911.637**	**277.877.042**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
				Género		Ingresos					Fuentes Financieras	
						Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
		Unidad de Medida	Cantidad	Fem.	Masc.		Proyectos por Endeudamiento	Otras				
120538	Fortalecimiento del Sistema de Información Geográfico de la Región de Los Andes (SIGRA)	Sistema	1					5.067.377				5.067.377
128576	Conformación del Sistema de Regionalización en Los Andes	Sistema	1					4.441.788				4.441.788
128614	Fortalecimiento de la Oficina Técnica Regional como ente descentralizador del Consejo Federal de Gobierno.	Asistencia técnica	557					5.465.644				5.465.644
TOTAL								**14.974.809**				**14.974.809**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			69.088.832				69.088.832
02	Gestión Administrativa	1.595.859		9.060.000			1.495.000	12.150.859
03	Previsión y Protección Social			23.863.168				23.863.168
	TOTAL	**1.595.859**		**102.012.000**			**1.495.000**	**105.102.859**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**97**	**90**		**187**	**9.489.273**	**1.558.421**	**11.047.694**
Alto Nivel y de Dirección		1		1	189.822		189.822
Directivo	8	11		19	690.216		690.216
Profesional y Técnico	50	29		79	3.832.640	876.017	4.708.657
Personal Administrativo	29	3		32	2.193.721	373.358	2.567.079
Obrero	10	46		56	2.582.874	309.046	2.891.920
Personal Contratado	**21**	**19**		**40**	**3.362.564**		**3.362.564**
Profesional y Técnico	17	8		25	1.265.209		1.265.209
Personal Administrativo	3			3	155.855		155.855
Obrero	1	11		12	1.941.500		1.941.500
TOTAL	118	109		227	12.851.837	1.558.421	14.410.258

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**106**	**147**	**253**	**20.016.716**
Empleados	95	72	167	13.117.684
Obreros	11	75	86	6.899.032
Pensionados	**32**	**17**	**49**	**3.846.452**
Empleados	27	5	32	2.496.890
Obreros	5	12	17	1.349.562
TOTAL	138	164	302	23.863.168

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	78.166.422
4.02	Materiales, suministros y mercancías	6.638.266
4.03	Servicios no personales	9.111.748
4.04	Activos reales	339.032
4.07	Transferencias y donaciones	23.988.168
4.08	Otros gastos	339.032
4.11	Disminución de pasivos	1.495.000
	TOTAL	**120.077.668**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	118.243.636
INGRESOS CORRIENTES ORDINARIOS	118.243.636
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	42.000
Venta de otros bienes y servicios	42.000
INGRESOS DE LA PROPIEDAD	1.214.827
Intereses	216.728
Intereses internos	216.728
Intereses por depósitos	216.728
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	998.099
Alquileres	998.099
TRANSFERENCIAS CORRIENTES	116.986.809
Transferencias corrientes del sector público	116.986.809
Transferencias corrientes internas recibidas del sector público	116.986.809
De la República	116.986.809
Ministerio del Poder Popular de Planificación	116.986.809
- Ingresos Ordinarios	116.986.809
1.2 GASTOS CORRIENTES	118.243.636
GASTOS DE CONSUMO	94.255.468
Remuneraciones	78.166.422
Sueldos, salarios y otras retribuciones	24.339.791
Beneficios y complementos de sueldos y salarios	16.040.963
Aportes patronales	3.033.050
Prestaciones sociales y otras indemnizaciones	6.978.487
Asistencia socioeconómica	27.774.131
Compra de bienes y servicios	14.599.034
Bienes de consumo	6.638.266
Servicios no personales	7.960.768
Impuestos indirectos	1.150.980
Depreciación y amortización	339.032

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
TRANSFERENCIAS Y DONACIONES CORRIENTES	23.988.168
Al sector privado	23.988.168
Transferencias corrientes al sector privado	23.863.168
Directas a personas	23.863.168
Pensiones y otros beneficios asociados	3.846.452
Jubilaciones y otros beneficios asociados	20.016.716
Donaciones corrientes al sector privado	125.000
Donaciones a personas	75.000
Donaciones a instituciones sin fines de lucro	50.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : EQUILIBRIO	
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**339.032**
RECURSOS PROPIOS DE CAPITAL	339.032
Incremento de la depreciación y amortización acumuladas	339.032
2.2 GASTOS DE CAPITAL	**339.032**
INVERSIÓN REAL DIRECTA	339.032
Formación bruta de capital fijo	339.032
Maquinaria, equipos y otros bienes muebles	289.032
Construcciones de bienes de dominio privado	50.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**1.495.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.495.000
Disminución de otros activos financieros	1.495.000
Disminución de disponibilidades	1.495.000
Disminución de bancos	1.495.000
3.2 APLICACIONES FINANCIERAS	**1.495.000**
DISMINUCIÓN DE PASIVOS	1.495.000
Disminución de cuentas y efectos por pagar	543.350
Disminución de cuentas y efectos por pagar a corto plazo	543.350
Disminución de aportes patronales y retenciones laborales por pagar	120.995
Disminución de otros aportes patronales por pagar	120.995
Disminución cuentas por pagar a proveedores a corto plazo	422.355
Disminución de otros pasivos	951.650
Disminución de otros pasivos a mediano y largo plazo	951.650

A0019

Corporación de Desarrollo de la Región Zuliana (CORPOZULIA)

CORPORACIÓN DE DESARROLLO DE LA REGIÓN ZULIANA (CORPOZULIA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Corporación de Desarrollo de la Región Zuliana (Corpozulia), es un ente adscrito al Ministerio del Poder Popular de Planificación, mediante Decreto Presidencial N° 1.251 de fecha 15 de septiembre de 2014, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 40.498 de fecha 16 de septiembre de 2014. Su objetivo principal se orienta hacia la promoción del desarrollo armónico, endógeno, integral, sustentable y sostenido, en concordancia con los lineamientos y objetivos establecidos en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019, a los fines de impulsar el desarrollo de la Región

Dentro de este marco, para el Ejercicio Económico Financiero 2016, Corpozulia se ha propuesto la consolidación de un sistema de asistencia técnica integral y transversal que permita la transferencia de conocimientos a las organizaciones de base comunitarias en la formulación y gestión tecno-política de proyectos, que conlleven al empoderamiento popular.

Las acciones que desarrollará la Corporación en el año 2016 se orientarán a la consecución de los objetivos y metas previstas en los siguientes proyectos:

- Mejoramiento de Hábitat y Vivienda en el Estado Zulia.
- Financiamiento a Sectores Socio Productivos.
- Organización del Poder Popular y el Desarrollo Socioproductivo de las Comunidades.
- Desarrollo Agroproductivo de la Finca Claret.
- Desarrollo de la Ganadería Doble Propósito en el territorio Nacional.
- Desarrollo de Cultivos Conservacionistas (Café, Cacao y Arboles Forestales) y consolidación del sistema agrícola animal en el pie de montaña de la Sierra de Perijá.
- Propagación de Plantas Promisorias de Frutales y Cacao para el Estado Zulia.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**501.217.019**
INGRESOS CORRIENTES ORDINARIOS	501.217.019
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	10.635.945
Venta de otros bienes y servicios	10.635.945
INGRESOS DE LA PROPIEDAD	59.226.935
Intereses	7.026.935
Intereses internos	7.026.935
Intereses por préstamos	7.017.991
Intereses por depósitos	8.944
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	52.200.000
Alquileres de tierras y terrenos	52.200.000
TRANSFERENCIAS CORRIENTES	431.354.139
Transferencias corrientes del sector público	431.354.139
Transferencias corrientes internas recibidas del sector público	431.354.139
De la República	431.354.139
INGRESOS DE CAPITAL	**38.337.563**
RECURSOS PROPIOS DE CAPITAL	26.331.433
Incremento de la depreciación y amortización acumuladas	26.331.433
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	12.006.130
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	12.006.130
Al sector privado	12.006.130
FUENTES FINANCIERAS	**116.187.894**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	116.187.894
Disminución de otros activos financieros	116.187.894
Disminución de disponibilidades	116.187.894
Disminución de bancos	116.187.894
TOTAL RECURSOS	**655.742.476**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**538.815.061**
GASTOS DE CONSUMO	459.534.968
Remuneraciones	377.387.357
Sueldos, salarios y otras retribuciones	98.345.352
Beneficios y complementos de sueldos y salarios	116.653.450
Aportes patronales	10.473.204
Prestaciones sociales y otras indemnizaciones	47.219.304
Asistencia socioeconómica	100.880.047
Otros gastos de personal	3.816.000
Compra de bienes y servicios	49.959.616
Bienes de consumo	26.585.679
Servicios no personales	23.373.937
Impuestos indirectos	5.856.562
Depreciación y amortización	26.331.433
GASTOS DE LA PROPIEDAD	10.000
Alquileres de tierras y terrenos	10.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	79.270.093
Al sector privado	79.109.713
Transferencias corrientes al sector privado	78.361.227
Directas a personas	78.361.227
Pensiones y otros beneficios asociados	15.270.293
Jubilaciones y otros beneficios asociados	63.090.934
Donaciones corrientes al sector privado	748.486
Donaciones a personas	481.140
Donaciones a instituciones sin fines de lucro	267.346
Al sector público	160.380
Donaciones corrientes al sector público	160.380
A la República	160.380
GASTOS DE CAPITAL	**87.636.616**
INVERSIÓN REAL DIRECTA	23.032.953
Formación bruta de capital fijo	23.032.953
Maquinaria, equipos y otros bienes muebles	6.663.602
Producción propia (gastos capitalizables)	16.369.351
Remuneraciones	2.010.802
Sueldos, salarios y otras retribuciones	2.010.802

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
Compra de bienes y servicios	14.358.549
Bienes de consumo	5.262.596
Servicios no personales	9.095.953
TRANSFERENCIAS Y DONACIONES DE CAPITAL	49.483.663
Al sector privado	49.483.663
Donaciones de capital al sector privado	49.483.663
A personas	49.483.663
INVERSIÓN FINANCIERA	15.120.000
Concesión de préstamos a largo plazo	15.120.000
Al sector privado	15.120.000
APLICACIONES FINANCIERAS	**29.290.799**
INVERSIÓN FINANCIERA	23.039.612
Incremento de otros activos financieros	23.039.612
Incremento de otros activos financieros	23.039.612
DISMINUCIÓN DE PASIVOS	6.251.187
Disminución de cuentas y efectos por pagar	6.251.187
Disminución de cuentas y efectos por pagar a corto plazo	6.251.187
Disminución cuentas por pagar a proveedores a corto plazo	6.251.187
TOTAL EGRESOS	**655.742.476**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Meta				Fecha de inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
N.E	Ppto.		Unidad de Medida	Cant.	Género								
					Fem.	Masc.							
120541	A00190159000	Mejoramiento de Hábitat y Vivienda en el Estado Zulia	vivienda	551			05/01/2015	30/12/2016	311.673.860	53.968.535			365.642.395
128828	A00190175000	Desarrollo Agroproductivo de la Finca Claret	hectárea	4			01/07/2015	30/12/2016	14.000.000	4.013.565			18.013.565
128905	A00190178000	Propagación de Plantas Promisorias de Frutales y Cacao para el Estado Zulia.	planta	1012674			01/06/2015	30/06/2016	7.432.972	865.300			8.298.272
TOTAL									333.106.832	58.847.400			391.954.232

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
				Género		Ingresos					Fuentes Financieras	
						Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
		Unidad de Medida	Cantidad	Fem.	Masc.		Proyectos por Endeudamiento	Otras				
120541	Mejoramiento de Hábitat y Vivienda en el Estado Zulia	vivienda	551								53.968.535	53.968.535
128711	Financiamiento a Sectores Socio Productivos.	crédito	3			39.287.309						39.287.309
128784	Organización del Poder Popular y el Desarrollo Socioproductivo de las Comunidades	comunidad	20					2.303.296				2.303.296
128828	Desarrollo Agroproductivo de la Finca Claret	hectárea	4					4.013.565				4.013.565
128836	Desarrollo de la Ganadería Doble Propósito en el Territorio Nacional.	asistencia técnica	213					1.519.720				1.519.720
128881	Desarrollo de Cultivos Conservacionistas (Café, Cacao y Arboles Forestales) y consolidación del sistema agrícola animal en el pie de montaña de la Sierra de Perijá.	planta	50.000					4.036.033				4.036.033
128905	Propagación de Plantas Promisorias de Frutales y Cacao para el Estado Zulia.	planta	1.012.674								865.300	865.300
	TOTAL					39.287.309		11.872.614			54.833.835	105.993.758

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	14.495.096		331.838.243			31.404.018	377.737.357
02	Gestión Administrativa	35.872.468		15.821.495			41.956.171	93.650.134
03	Previsión y Protección Social	6.539.440		71.821.787				78.361.227
	TOTAL	**56.907.004**		**419.481.525**			**73.360.189**	**549.748.718**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**145**	**277**		**422**	**30.129.752**	**958.041**	**31.087.793**
Alto Nivel y de Dirección		1		1	66.795	13.023	79.818
Directivo	14	24		38	2.874.299	207.116	3.081.415
Profesional y Técnico	43	30		73	5.521.681	397.881	5.919.562
Personal Administrativo	11	5		16	1.210.231	87.207	1.297.438
Personal Docente	5			5	378.197	27.252	405.449
Personal Médico	4			4	302.558	21.802	324.360
Obrero	68	217		285	19.775.991	203.760	19.979.751
Personal Contratado	**219**	**156**		**375**	**29.831.827**		**29.831.827**
Directivo	1	1		2	152.033		152.033
Profesional y Técnico	171	112		283	21.512.671		21.512.671
Personal Administrativo	33	33		66	5.017.089		5.017.089
Personal Docente	5			5	380.083		380.083
Personal Médico	4	5		9	684.149		684.149
Obrero	5	5		10	2.085.802		2.085.802
TOTAL	**364**	**433**		**797**	**59.961.579**	**958.041**	**60.919.620**

PERSONAL JUBILADO Y PENSIONADO (En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**115**	**90**	**205**	**63.090.934**
Alto Nivel y de Dirección	26	19	45	13.849.230
Empleados	81	41	122	37.546.800
Obreros	8	30	38	11.694.904
Pensionados	**35**	**13**	**48**	**15.270.293**
Empleados	32	8	40	12.725.244
Obreros	3	5	8	2.545.049
TOTAL	**150**	**103**	**253**	**78.361.227**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	379.398.159
4.02	Materiales, suministros y mercancias	31.848.275
4.03	Servicios no personales	38.336.452
4.04	Activos reales	6.663.602
4.05	Activos financieros	38.159.612
4.07	Transferencias y donaciones	128.753.756
4.08	Otros gastos	26.331.433
4.11	Disminución de pasivos	6.251.187
	TOTAL	**655.742.476**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**501.217.019**
INGRESOS CORRIENTES ORDINARIOS	501.217.019
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	10.635.945
Venta de otros bienes y servicios	10.635.945
INGRESOS DE LA PROPIEDAD	59.226.935
Intereses	7.026.935
Intereses internos	7.026.935
Intereses por préstamos	7.017.991
Intereses por depósitos	8.944
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	52.200.000
Alquileres de tierras y terrenos	52.200.000
TRANSFERENCIAS CORRIENTES	431.354.139
Transferencias corrientes del sector público	431.354.139
Transferencias corrientes internas recibidas del sector público	431.354.139
De la República	431.354.139
Ministerio del Poder Popular de Planificación	431.354.139
- Ingresos Ordinarios	431.354.139
1.2 GASTOS CORRIENTES	**538.815.061**
GASTOS DE CONSUMO	459.534.968
Remuneraciones	377.387.357
Sueldos, salarios y otras retribuciones	98.345.352
Beneficios y complementos de sueldos y salarios	116.653.450
Aportes patronales	10.473.204
Prestaciones sociales y otras indemnizaciones	47.219.304
Asistencia socioeconómica	100.880.047
Otros gastos de personal	3.816.000
Compra de bienes y servicios	49.959.616
Bienes de consumo	26.585.679
Servicios no personales	23.373.937
Impuestos indirectos	5.856.562
Depreciación y amortización	26.331.433
GASTOS DE LA PROPIEDAD	10.000
Alquileres de tierras y terrenos	10.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
TRANSFERENCIAS Y DONACIONES CORRIENTES	79.270.093
Al sector privado	79.109.713
Transferencias corrientes al sector privado	78.361.227
Directas a personas	78.361.227
Pensiones y otros beneficios asociados	15.270.293
Jubilaciones y otros beneficios asociados	63.090.934
Donaciones corrientes al sector privado	748.486
Donaciones a personas	481.140
Donaciones a instituciones sin fines de lucro	267.346
Al sector público	160.380
Donaciones corrientes al sector público	160.380
A la República	160.380
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(37.598.042)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**739.521**
RECURSOS PROPIOS DE CAPITAL	(11.266.609)
Desahorro en cuenta corriente	(37.598.042)
Incremento de la depreciación y amortización acumuladas	26.331.433
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	12.006.130
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	12.006.130
Al sector privado	12.006.130
2.2 GASTOS DE CAPITAL	**87.636.616**
INVERSIÓN REAL DIRECTA	23.032.953
Formación bruta de capital fijo	23.032.953
Maquinaria, equipos y otros bienes muebles	6.663.602
Producción propia (gastos capitalizables)	16.369.351
Remuneraciones	2.010.802
Sueldos, salarios y otras retribuciones	2.010.802
Compra de bienes y servicios	14.358.549
Bienes de consumo	5.262.596
Servicios no personales	9.095.953
TRANSFERENCIAS Y DONACIONES DE CAPITAL	49.483.663
Al sector privado	49.483.663
Donaciones de capital al sector privado	49.483.663
A personas	49.483.663

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
INVERSIÓN FINANCIERA	15.120.000
Concesión de préstamos a largo plazo	15.120.000
Al sector privado	15.120.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(86.897.095)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**116.187.894**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	116.187.894
Disminución de otros activos financieros	116.187.894
Disminución de disponibilidades	116.187.894
Disminución de bancos	116.187.894
3.2 APLICACIONES FINANCIERAS	**116.187.894**
INVERSIÓN FINANCIERA	23.039.612
Incremento de otros activos financieros	23.039.612
Incremento de otros activos financieros	23.039.612
DISMINUCIÓN DE PASIVOS	6.251.187
Disminución de cuentas y efectos por pagar	6.251.187
Disminución de cuentas y efectos por pagar a corto plazo	6.251.187
Disminución cuentas por pagar a proveedores a corto plazo	6.251.187
DÉFICIT FINANCIERO	86.897.095

A0198

Instituto Nacional de Estadística (INE)

INSTITUTO NACIONAL DE ESTADÍSTICA (INE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El financiamiento de las actividades del Instituto Nacional de Estadísticas (INE) establecidas en el Presupuesto para el Ejercicio Económico Financiero 2016, corresponde en más de un 85% a transferencias del Ejecutivo Nacional, lo cual se justifica por la concepción establecida en el ordenamiento jurídico venezolano y en los lineamientos contenidos en las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", en el sentido de que la información estadística oficial es un bien público, y como tal, debe ser gratuita y estar a disposición de todos los ciudadanos sin exclusión. Las transferencias de capital que se tienen previstas recibir son las correspondientes a la ejecución del proyecto de "Fortalecimiento del INE como Ente Rector del Sistema Estadístico Nacional" las cuales provendrán de la Ley Especial de Endeudamiento.

Los recursos en un alto porcentaje están siendo destinados a financiar gastos de personal, dado que las actividades y operaciones que realizan el Instituto Nacional, requiere como insumo fundamental, la recolección de los datos en campo, lo cual demanda la contratación de un gran número de personas que se despliegan a lo largo y ancho del territorio nacional.

Para el Ejercicio Económico Financiero 2016, la gestión se desarrollará en dos grandes vertientes fundamentales:

- La obtención estadística, la cual estará constituida fundamentalmente por valores estadísticos enmarcados en los aspectos sociales, económicos y demográficos, tales como la Encuesta a Hogares, el Índice Nacional de Precios al Consumidor, la Encuesta a Establecimientos Turísticos, entre otras. Se continuará con el Registro de Beneficiarios de Misiones, el cual posibilitará una mejor planificación de las misiones, que redundará en una efectiva política hacia la erradicación de la pobreza.

- Como órgano rector del Sistema Estadístico Nacional, se continuará en el proceso de establecimiento de los subcomités de estadísticas municipales y estadales, como instancias de acuerdos entre productores y usuarios de la información estadística.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.093.097.971**
INGRESOS CORRIENTES ORDINARIOS	1.093.097.971
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.000.000
Venta de otros bienes y servicios	1.000.000
TRANSFERENCIAS CORRIENTES	1.091.097.971
Transferencias corrientes del sector público	1.091.097.971
Transferencias corrientes internas recibidas del sector público	1.091.097.971
De la República	1.091.097.971
OTROS INGRESOS	1.000.000
Otros ingresos ajenos a la operación	1.000.000
INGRESOS DE CAPITAL	**170.789.842**
RECURSOS PROPIOS DE CAPITAL	37.788.564
Incremento de la depreciación y amortización acumuladas	37.788.564
TRANSFERENCIAS Y DONACIONES DE CAPITAL	133.001.278
Transferencias y donaciones de capital del sector público	133.001.278
Transferencias de capital recibidas del sector público	133.001.278
De la República	133.001.278
TOTAL RECURSOS	**1.263.887.813**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.248.169.160**
GASTOS DE CONSUMO	1.182.901.025
Remuneraciones	798.233.122
Sueldos, salarios y otras retribuciones	264.089.687
Beneficios y complementos de sueldos y salarios	161.943.586
Aportes patronales	36.720.087
Prestaciones sociales y otras indemnizaciones	89.064.864
Asistencia socioeconómica	246.414.898
Compra de bienes y servicios	332.431.753
Bienes de consumo	66.551.649
Servicios no personales	265.880.104
Impuestos indirectos	14.447.586
Depreciación y amortización	37.788.564
TRANSFERENCIAS Y DONACIONES CORRIENTES	65.268.135
Al sector privado	65.268.135
Transferencias corrientes al sector privado	65.268.135
Directas a personas	65.268.135
Pensiones y otros beneficios asociados	25.361.415
Jubilaciones y otros beneficios asociados	39.906.720
GASTOS DE CAPITAL	**14.218.653**
INVERSIÓN REAL DIRECTA	14.218.653
Formación bruta de capital fijo	10.195.643
Maquinaria, equipos y otros bienes muebles	9.007.410
Construcciones de bienes de dominio privado	1.188.233
Bienes intangibles	4.023.010
APLICACIONES FINANCIERAS	**1.500.000**
DISMINUCIÓN DE PASIVOS	1.500.000
Disminución de cuentas y efectos por pagar	1.500.000
Disminución de cuentas y efectos por pagar a corto plazo	1.500.000
Disminución cuentas por pagar a proveedores a corto plazo	1.500.000
TOTAL EGRESOS	**1.263.887.813**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código N.E	Código Ppto.	Denominación	Meta Unidad de Medida	Meta Cant.	Género Fem.	Género Masc.	Fecha de Inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
128801	A01980074000	Consolidación de la Infraestructura Estadística del INE como Ente Rector del SEN	informe	116			04/01/2016	31/12/2019		133.001.278	4.263.653.131	3.928.896.264	8.325.550.673
		TOTAL								133.001.278	4.263.653.131	3.928.896.264	8.325.550.673

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Ingresos Propios	De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
128598	Desarrollo del Sistema Estadístico Nacional 2016	documento	112					27.408.384				27.408.384
128619	Producción de Estadísticas Demográficas 2016	documento	172					30.542.914				30.542.914
128620	Divulgación de la Información Estadística Oficial 2016	usuario	18.005.430	9.002.715	9.002.715			40.202.642				40.202.642
128622	Sistema Integrado de Estadísticas Económicas	indicador	955					114.390.894				114.390.894
128701	Plataforma Tecnológica Comunicacional 2016	usuario	41	21	20			3.577.531				3.577.531
128706	Mediciones para la Inclusión Social y el Equilibrio Ambiental 2016	informe	1.002					98.413.643				98.413.643
128712	Modernización de la Infraestructura Estadística 2016	informe	784					31.056.558				31.056.558

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128801	Consolidación de la Infraestructura Estadística del INE como Ente Rector del SEN	informe	116				133.001.278					133.001.278
TOTAL							133.001.278	345.592.566				478.593.844

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			574.889.606				574.889.606
02	Gestión Administrativa	39.788.564		105.347.664				145.136.228
03	Previsión y Protección Social			65.268.135				65.268.135
TOTAL		39.788.564		745.505.405				785.293.969

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**552**	**410**	**354**	**1.316**	**162.500.921**	**11.602.143**	**174.103.064**
Alto Nivel y de Dirección		1		1	642.678		642.678
Directivo	66	64	11	141	15.172.620	1.451.178	16.623.798
Profesional y Técnico	307	185	126	618	58.356.233	5.581.454	63.937.687
Personal Administrativo	145	64	202	411	42.016.487	4.018.647	46.035.134
Personal Médico		1		1	1.167.125	111.629	1.278.754
Obrero	34	95	15	144	45.145.778	439.235	45.585.013
Personal Contratado	**520**	**336**		**856**	**74.831.194**		**74.831.194**
Profesional y Técnico	231	135		366	28.435.854		28.435.854
Personal Administrativo	289	201		490	46.395.340		46.395.340
TOTAL	1.072	746	354	2.172	237.332.115	11.602.143	248.934.258

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**132**	**126**	**258**	**39.906.720**
Alto Nivel y de Dirección		1	1	73.534
Empleados	121	102	223	34.256.540
Obreros	11	23	34	5.576.646
Pensionados	**85**	**33**	**118**	**25.361.415**
Empleados	71	18	89	18.767.448
Obreros	14	15	29	6.593.967
TOTAL	217	159	376	65.268.135

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	798.233.122
4.02	Materiales, suministros y mercancías	66.551.649
4.03	Servicios no personales	280.327.690
4.04	Activos reales	14.218.653
4.07	Transferencias y donaciones	65.268.135
4.08	Otros gastos	37.788.564
4.11	Disminución de pasivos	1.500.000
	TOTAL	**1.263.887.813**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.093.097.971**
INGRESOS CORRIENTES ORDINARIOS	1.093.097.971
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.000.000
Venta de otros bienes y servicios	1.000.000
TRANSFERENCIAS CORRIENTES	1.091.097.971
Transferencias corrientes del sector público	1.091.097.971
Transferencias corrientes internas recibidas del sector público	1.091.097.971
De la República	1.091.097.971
Ministerio del Poder Popular de Planificación	1.091.097.971
-Ingresos Ordinarios	1.091.097.971
OTROS INGRESOS	1.000.000
Otros ingresos ajenos a la operación	1.000.000
1.2 GASTOS CORRIENTES	**1.248.169.160**
GASTOS DE CONSUMO	1.182.901.025
Remuneraciones	798.233.122
Sueldos, salarios y otras retribuciones	264.089.687
Beneficios y complementos de sueldos y salarios	161.943.586
Aportes patronales	36.720.087
Prestaciones sociales y otras indemnizaciones	89.064.864
Asistencia socioeconómica	246.414.898
Compra de bienes y servicios	332.431.753
Bienes de consumo	66.551.649
Servicios no personales	265.880.104
Impuestos indirectos	14.447.586
Depreciación y amortización	37.788.564
TRANSFERENCIAS Y DONACIONES CORRIENTES	65.268.135
Al sector privado	65.268.135
Transferencias corrientes al sector privado	65.268.135
Directas a personas	65.268.135
Pensiones y otros beneficios asociados	25.361.415
Jubilaciones y otros beneficios asociados	39.906.720
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(155.071.189)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**15.718.653**
RECURSOS PROPIOS DE CAPITAL	(117.282.625)
Desahorro en cuenta corriente	(155.071.189)
Incremento de la depreciación y amortización acumuladas	37.788.564
TRANSFERENCIAS Y DONACIONES DE CAPITAL	133.001.278
Transferencias y donaciones de capital del sector público	133.001.278
Transferencias de capital recibidas del sector público	133.001.278
De la República	133.001.278
Ministerio del Poder Popular de Planificación	133.001.278
Proyecto por Endeudamiento	133.001.278
- Consolidación de la Infraestructura Estadística del INE como Ente Rector del SEN	133.001.278
2.2 GASTOS DE CAPITAL	**14.218.653**
INVERSIÓN REAL DIRECTA	14.218.653
Formación bruta de capital fijo	10.195.643
Maquinaria, equipos y otros bienes muebles	9.007.410
Construcciones de bienes de dominio privado	1.188.233
Bienes intangibles	4.023.010
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**1.500.000**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**1.500.000**
SUPERÁVIT FINANCIERO	1.500.000
3.2 APLICACIONES FINANCIERAS	**1.500.000**
DISMINUCIÓN DE PASIVOS	1.500.000
Disminución de cuentas y efectos por pagar	1.500.000
Disminución de cuentas y efectos por pagar a corto plazo	1.500.000
Disminución cuentas por pagar a proveedores a corto plazo	1.500.000

A0261

Corporación de Desarrollo Jacinto Lara (CORPOLARA)

CORPORACIÓN DE DESARROLLO JACINTO LARA (CORPOLARA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Corporación de Desarrollo Jacinto Lara (Corpolara), actualmente adscrita al Ministerio del Poder Popular de Planificación, mediante Decreto Presidencial N° 1.251 de fecha 15-09-2014, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 40.498 de fecha 16-09-2014; con el objetivo de apoyar la implementación de la Políticas Públicas Nacionales en los estados Lara, Yaracuy y Portuguesa, y con ello permitir una mayor eficacia en la consecución de los fines estadales en dichos estados.

Dentro de este marco, la Corporación continuará fortaleciendo y generando las políticas nacionales emanadas del Ejecutivo Nacional con base en el ejercicio pleno de la soberanía nacional, la democracia participativa y protagónica, la justicia e igualdad social, el respeto al ambiente y la diversidad cultural, mediante la aplicación de conocimientos populares y académicos dirigidos a la solución de problemas concretos de la sociedad. En este sentido, seguirá avanzando en la consolidación del nuevo modelo de gestión, expresado en los lineamientos de la política de las " Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", a través de políticas públicas, dirigidas a la solución de problemas concretos de la sociedad.

En este propósito, se propone la ejecución de los siguientes proyectos:

- La Construcción de Vivienda y Urbanismos en el estado Lara, para apoyar y atender, efectiva y oportunamente, las demandas que se generan a través de la Gran Misión Vivienda Venezuela.
- La Construcción y Rehabilitación de Obras en el Estado Lara en el marco del "Plan del Buen Vivir 2016", con el que se propone apoyar y atender, efectiva y oportunamente a las comunidades y poblaciones del Estado Lara en el mejoramiento de su hábitat con la construcción y mejoras de obras de dominio público y privado.

Adicionalmente la corporación se plantea para el año 2016 un mayor esfuerzo hacia el uso racional de los recursos para la atención de la población regional de manera efectiva.

La Corporación estima para el ejercicio económico financiero 2016, reforzar el establecimiento de alianzas estratégicas con otros entes u organismos de la administración pública que permitan compartir gastos en la ejecución de actividades de interés común y de esta forma seguir contribuyendo con el mejoramiento de las condiciones de vida de la población del estado Lara mediante la ejecución de obras de infraestructura social, educativa, salud, acueductos, aguas servidas, electrificación y deportivas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**179.754.700**
INGRESOS CORRIENTES ORDINARIOS	179.754.700
TRANSFERENCIAS CORRIENTES	179.754.700
Transferencias corrientes del sector público	179.754.700
Transferencias corrientes internas recibidas del sector público	179.754.700
De la República	79.754.700
De los entes descentralizados con fines empresariales petroleros	100.000.000
INGRESOS DE CAPITAL	**2.000.000**
RECURSOS PROPIOS DE CAPITAL	2.000.000
Incremento de la depreciación y amortización acumuladas	2.000.000
FUENTES FINANCIERAS	**100.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	100.000.000
Disminución de otros activos financieros	100.000.000
Disminución de disponibilidades	100.000.000
Disminución de bancos	100.000.000
TOTAL RECURSOS	**281.754.700**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**98.238.733**
GASTOS DE CONSUMO	77.305.615
Remuneraciones	51.106.832
Sueldos, salarios y otras retribuciones	27.857.012
Beneficios y complementos de sueldos y salarios	10.794.252
Aportes patronales	3.934.650
Prestaciones sociales y otras indemnizaciones	4.646.917
Asistencia socioeconómica	3.874.001
Compra de bienes y servicios	12.718.662
Bienes de consumo	2.535.942
Servicios no personales	10.182.720
Impuestos indirectos	11.480.121
Depreciación y amortización	2.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	20.933.118
Al sector privado	15.448.118
Transferencias corrientes al sector privado	15.448.118
Directas a personas	15.448.118
Pensiones y otros beneficios asociados	492.852
Jubilaciones y otros beneficios asociados	14.955.266
Al sector público	5.485.000
Transferencias corrientes al sector público	5.485.000
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	5.485.000
GASTOS DE CAPITAL	**183.515.967**
INVERSIÓN REAL DIRECTA	183.515.967
Formación bruta de capital fijo	183.515.967
Construcciones de bienes de dominio privado	130.782.544
Construcciones de bienes de dominio público	52.733.423
TOTAL EGRESOS	**281.754.700**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129156	Construcción de Vivienda y Urbanismos en el Estado Lara.	vivienda	398						100.000.000			100.000.000
130432	Construcción y Rehabilitación de Obras en el Estado Lara en el marco del Plan del Buen Vivir 2016.	obra	17								100.000.000	100.000.000
TOTAL									100.000.000		100.000.000	200.000.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			50.746.582				50.746.582
02	Gestión Administrativa	2.000.000		13.560.000				15.560.000
03	Previsión y Protección Social			15.448.118				15.448.118
TOTAL		2.000.000		79.754.700				81.754.700

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**19**	**20**		**39**	**7.285.661**		**7.285.661**
Alto Nivel y de Dirección		1		1	474.000		474.000
Directivo	19	8		27	5.832.000		5.832.000
Obrero		11		11	979.661		979.661
Personal Contratado	**58**	**32**		**90**	**18.243.155**		**18.243.155**
Profesional y Técnico	37	25		62	15.363.734		15.363.734
Personal Administrativo	21	7		28	2.879.421		2.879.421
TOTAL	**77**	**52**		**129**	**25.528.816**		**25.528.816**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**59**	**31**	**90**	**14.955.266**
Empleados	59	31	90	14.955.266
Pensionados	**4**		**4**	**492.852**
Empleados	4		4	492.852
TOTAL	**63**	**31**	**94**	**15.448.118**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	51.106.832
4.02	Materiales, suministros y mercancias	2.535.942
4.03	Servicios no personales	21.662.841
4.04	Activos reales	183.515.967
4.07	Transferencias y donaciones	20.933.118
4.08	Otros gastos	2.000.000
	TOTAL	**281.754.700**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**179.754.700**
INGRESOS CORRIENTES ORDINARIOS	179.754.700
TRANSFERENCIAS CORRIENTES	179.754.700
Transferencias corrientes del sector público	179.754.700
Transferencias corrientes internas recibidas del sector público	179.754.700
De la República	79.754.700
Ministerio del Poder Popular de Planificación	79.754.700
Ingresos Ordinarios	79.754.700
De los entes descentralizados con fines empresariales petroleros	100.000.000
Desarrollos Urbanos de la Costa Oriental del Lago, S.A. (DUCOLSA)	100.000.000
1.2 GASTOS CORRIENTES	**98.238.733**
GASTOS DE CONSUMO	77.305.615
Remuneraciones	51.106.832
Sueldos, salarios y otras retribuciones	27.857.012
Beneficios y complementos de sueldos y salarios	10.794.252
Aportes patronales	3.934.650

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Prestaciones sociales y otras indemnizaciones	4.646.917
Asistencia socioeconómica	3.874.001
Compra de bienes y servicios	12.718.662
Bienes de consumo	2.535.942
Servicios no personales	10.182.720
Impuestos indirectos	11.480.121
Depreciación y amortización	2.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	20.933.118
Al sector privado	15.448.118
Transferencias corrientes al sector privado	15.448.118
Directas a personas	15.448.118
Pensiones y otros beneficios asociados	492.852
Jubilaciones y otros beneficios asociados	14.955.266
Al sector público	5.485.000
Transferencias corrientes al sector público	5.485.000
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	5.485.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**81.515.967**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**83.515.967**
RECURSOS PROPIOS DE CAPITAL	83.515.967
Ahorro en cuenta corriente	81.515.967
Incremento de la depreciación y amortización acumuladas	2.000.000
2.2 GASTOS DE CAPITAL	**183.515.967**
INVERSIÓN REAL DIRECTA	183.515.967
Formación bruta de capital fijo	183.515.967
Construcciones de bienes de dominio privado	130.782.544
Construcciones de bienes de dominio público	52.733.423
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(100.000.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**100.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	100.000.000
Disminución de otros activos financieros	100.000.000
Disminución de disponibilidades	100.000.000
Disminución de bancos	100.000.000
3.2 APLICACIONES FINANCIERAS	**100.000.000**
DÉFICIT FINANCIERO	100.000.000

A0325

Fundación Escuela de Gerencia Social (FEGS)

FUNDACIÓN ESCUELA DE GERENCIA SOCIAL (FEGS)

La política presupuestaria para el ejercicio económico financiero 2016 de la Fundación Escuela de Gerencia Social, estará dirigida a:

- Fortalecer y crear capacidades gerenciales, abarcando redes de atención social que integran esfuerzos públicos y comunitarios.
- Posicionar a la gerencia social como campo disciplinario de actuación válido, pertinente y útil al desarrollo nacional.
- Impulsar la construcción y socialización de conocimientos en el área de la gerencia social, ofreciendo metodologías, tecnologías y recursos de información adecuados a las necesidades de nuestros usuarios.

En este orden de ideas, el presente presupuesto estará orientado al financiamiento de los siguientes objetivos:

- Promover el desarrollo de competencias gerenciales, apropiadas para la formulación, ejecución y evaluación de políticas, programas y proyectos sociales.
- Generar conocimientos, metodologías, herramientas y prácticas destacadas en el área social, a través de actividades de investigación y asistencia técnica dirigidas a los organismos públicos, comunidades organizadas y al sector social en general, para contribuir con ello al incremento de sus capacidades de gestión.
- Promover el acceso a material bibliográfico y otros recursos formativos disponibles para consulta presencial o en línea, sobre temas clave del sector social. De este modo se brinda apoyo a programas formativos, democratizando el acceso a la información y promoviendo la socialización del conocimiento.

Tales objetivos responden a su vez al histórico e ineludible desafío y compromiso político asumido por el gobierno nacional, con las mayorías populares venezolanas, de avanzar y profundizar el Desarrollo del Proyecto Socialista del Siglo XXI, enmarcándose la Fundación Escuela de Gerencia Social en las directrices de las "Líneas Generales del Plan de la patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013 – 2019".

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**33.918.200**
INGRESOS CORRIENTES ORDINARIOS	33.918.200
INGRESOS DE OPERACIÓN	500.000
Otros ingresos de operación	500.000
TRANSFERENCIAS CORRIENTES	33.418.200
Transferencias corrientes del sector público	33.418.200
Transferencias corrientes internas recibidas del sector público	33.418.200
De la República	33.418.200
INGRESOS DE CAPITAL	**300.000**
RECURSOS PROPIOS DE CAPITAL	300.000
Incremento de la depreciación y amortización acumuladas	300.000
FUENTES FINANCIERAS	**2.555.752**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.555.752
Disminución de otros activos financieros	2.555.752
Disminución de disponibilidades	2.555.752
Disminución de bancos	2.555.752
TOTAL RECURSOS	**36.773.952**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**36.273.952**
GASTOS DE CONSUMO	34.024.329
Remuneraciones	26.653.697
Sueldos, salarios y otras retribuciones	6.992.927
Beneficios y complementos de sueldos y salarios	3.097.172
Aportes patronales	1.177.413
Prestaciones sociales y otras indemnizaciones	1.279.172
Asistencia socioeconómica	3.323.212
Otros gastos de personal	10.783.801
Compra de bienes y servicios	6.191.953
Bienes de consumo	3.272.863
Servicios no personales	2.919.090
Impuestos indirectos	878.679
Depreciación y amortización	300.000
GASTOS DE LA PROPIEDAD	2.000
Derechos sobre bienes intangibles	2.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.237.623
Al sector privado	2.237.623
Transferencias corrientes al sector privado	2.237.623
Directas a personas	2.237.623
Pensiones y otros beneficios asociados	108.229
Jubilaciones y otros beneficios asociados	2.129.394
OTROS GASTOS CORRIENTES	10.000
Otros gastos corrientes	10.000
Otras perdidas	10.000
GASTOS DE CAPITAL	**500.000**
INVERSIÓN REAL DIRECTA	500.000
Formación bruta de capital fijo	500.000
Maquinaria, equipos y otros bienes muebles	500.000
TOTAL EGRESOS	**36.773.952**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
128625	Programa de Prácticas Socialistas en la Gestión Comunitaria	Programa	1					1.065.888				1.065.888
128835	Analisis de los espacios de convivencia y paz dentro de los territorios comunales	Documento	1					463.407				463.407
128886	Fortalecimiento del Centro de Información y Documentación "Simón Rodríguez"	Información	1					3.382.479				3.382.479
128924	Formación integral para el desarrollo del Poder Popular.	Programa	1			500.000		2.249.978			797.478	3.547.456
TOTAL						500.000		7.161.752			797.478	8.459.230

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			20.536.747				20.536.747
02	Gestión Administrativa	300.000		3.482.078			1.758.274	5.540.352
03	Previsión y Protección Social			2.237.623				2.237.623
TOTAL		300.000		26.256.448			1.758.274	28.314.722

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**29**	**15**	**13**	**57**	**5.168.465**		**5.168.465**
Alto Nivel y de Dirección	1			1	236.144		236.144
Profesional y Técnico	3	1	4	8	1.383.135		1.383.135
Personal Administrativo	19	5	8	32	2.597.514		2.597.514
Personal Docente	6	9	1	16	951.672		951.672
Personal Contratado	**3**			**3**	**207.185**		**207.185**
Personal Administrativo	3			3	207.185		207.185
TOTAL	32	15	13	60	5.375.650		5.375.650

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**9**		**9**	**2.129.394**
Alto Nivel y de Dirección	1		1	424.240
Empleados	8		8	1.705.154
Pensionados	**1**		**1**	**108.229**
Empleados	1		1	108.229
TOTAL	10		10	2.237.623

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	26.653.697
4.02	Materiales, suministros y mercancías	3.272.863
4.03	Servicios no personales	3.799.769
4.04	Activos reales	500.000
4.07	Transferencias y donaciones	2.237.623
4.08	Otros gastos	310.000
	TOTAL	36.773.952

CAPÍTULO III

CUENTAAHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	33.918.200
INGRESOS CORRIENTES ORDINARIOS	33.918.200
INGRESOS DE OPERACIÓN	500.000
Otros ingresos de operación	500.000
TRANSFERENCIAS CORRIENTES	33.418.200
Transferencias corrientes del sector público	33.418.200
Transferencias corrientes internas recibidas del sector público	33.418.200
De la República	33.418.200
Ministerio del Poder Popular de Planificación	33.418.200
-Ingresos Ordinarios	33.418.200
1.2 GASTOS CORRIENTES	36.273.952
GASTOS DE CONSUMO	34.024.329
Remuneraciones	26.653.697
Sueldos, salarios y otras retribuciones	6.992.927
Beneficios y complementos de sueldos y salarios	3.097.172
Aportes patronales	1.177.413
Prestaciones sociales y otras indemnizaciones	1.279.172
Asistencia socioeconómica	3.323.212
Otros gastos de personal	10.783.801
Compra de bienes y servicios	6.191.953
Bienes de consumo	3.272.863
Servicios no personales	2.919.090
Impuestos indirectos	878.679
Depreciación y amortización	300.000
GASTOS DE LA PROPIEDAD	2.000
Derechos sobre bienes intangibles	2.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.237.623
Al sector privado	2.237.623
Transferencias corrientes al sector privado	2.237.623
Directas a personas	2.237.623
Pensiones y otros beneficios asociados	108.229
Jubilaciones y otros beneficios asociados	2.129.394

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
OTROS GASTOS CORRIENTES	10.000
Otros gastos corrientes	10.000
Otras perdidas	10.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(2.355.752)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(2.055.752)**
RECURSOS PROPIOS DE CAPITAL	(2.055.752)
Desahorro en cuenta corriente	(2.355.752)
Incremento de la depreciación y amortización acumuladas	300.000
2.2 GASTOS DE CAPITAL	**500.000**
INVERSIÓN REAL DIRECTA	500.000
Formación bruta de capital fijo	500.000
Maquinaria, equipos y otros bienes muebles	500.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(2.555.752)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**2.555.752**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.555.752
Disminución de otros activos financieros	2.555.752
Disminución de disponibilidades	2.555.752
Disminución de bancos	2.555.752
3.2 APLICACIONES FINANCIERAS	**2.555.752**
DÉFICIT FINANCIERO	2.555.752

A0455

Fundación Escuela Venezolana de Planificación

FUNDACIÓN ESCUELA VENEZOLANA DE PLANIFICACIÓN

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Escuela Venezolana de Planificación, como una institución orientada fundamentalmente al desarrollo de actividades académicas que promueven la formación integral de cuadros de dirección y gestión de las instituciones del Estado y de las instancias del Poder Popular, mediante la aplicación de diversas oportunidades y modalidades de estudio que favorezcan el desarrollo de habilidades, destrezas y actitudes administrativas, políticas y técnicas, garantizando la democratización y apropiación del conocimiento para impulsar el rol protagónico de los servidores públicos y voceros del Poder Popular en los procesos de planificación, ejecución y evaluación de las políticas públicas, como mecanismo de transformación social.

Por lo tanto, la Fundación Escuela Venezolana de Planificación, comprometida con la labor de fortalecer el sistema de formación impulsado por el Presidente Nicolás Maduro a través de la Revolución del Conocimiento, dispone sus esfuerzos en la construcción y formación de una nueva intelectualidad orgánica de ciudadanos con conocimientos técnicos y teóricos que sustenten los procesos de planificación vinculados al ejercicio de gobierno, planificando sus propios proyectos comprometidos con el desarrollo socioeconómico regional y nacional; para lo que durante el ejercicio económico financiero 2016 dispone que la gestión institucional está destinada a promover las siguientes premisas, a saber: fortalecimiento del proceso de territorialización y servicios estudiantiles y promover proyectos y líneas de investigación que tributen al fortalecimiento del Sistema Nacional de Planificación.

La Fundación Escuela Venezolana de Planificación combina e integra las siguientes acciones:

- Formar de calidad e innovación.
- Investigar para generar, divulgar y aplicar conocimientos.
- Desarrollar tecnologías de la información.
- Promover el conocimiento.

La Fundación Escuela Venezolana de Planificación, prevé capacitar a una población aproximada de 6.850 estudiantes en sus actividades formativas presenciales, impartiendo educación en materia de planificación para establecer un plan de asistencia técnica a las comunidades y a la población en general, para conformar la nueva estructura social.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	255.881.077
INGRESOS CORRIENTES ORDINARIOS	255.881.077
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	8.652.950
Venta de otros bienes y servicios	8.652.950
TRANSFERENCIAS CORRIENTES	247.228.127
Transferencias corrientes del sector público	247.228.127
Transferencias corrientes internas recibidas del sector público	247.228.127
De la República	247.228.127
INGRESOS DE CAPITAL	5.850.012
RECURSOS PROPIOS DE CAPITAL	5.850.012
Incremento de la depreciación y amortización acumuladas	5.850.012
TOTAL RECURSOS	261.731.089

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**250.841.089**
GASTOS DE CONSUMO	220.862.789
Remuneraciones	161.834.589
Sueldos, salarios y otras retribuciones	83.811.488
Beneficios y complementos de sueldos y salarios	28.842.349
Aportes patronales	5.472.328
Prestaciones sociales y otras indemnizaciones	10.849.391
Asistencia socioeconómica	32.859.033
Compra de bienes y servicios	46.552.099
Bienes de consumo	14.757.058
Servicios no personales	31.795.041
Impuestos indirectos	6.626.089
Depreciación y amortización	5.850.012
OTROS GASTOS CORRIENTES	29.978.300
Otros gastos corrientes	29.978.300
Bienes y servicios para la venta	29.978.300
GASTOS DE CAPITAL	**10.890.000**
INVERSIÓN REAL DIRECTA	10.890.000
Formación bruta de capital fijo	10.890.000
Maquinaria, equipos y otros bienes muebles	10.890.000
TOTAL EGRESOS	**261.731.089**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género: Fem.	Meta: Género: Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
128581	Ampliar los programas de formación y opciones de estudios, garantizando la democratización del conocimiento para la transición al socialismo.	Entidad	14			8.652.950		152.773.304				161.426.254
TOTAL						8.652.950		152.773.304				161.426.254

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			76.183.339				76.183.339
02	Gestión Administrativa	5.850.012		18.271.484				24.121.496
TOTAL		5.850.012		94.454.823				100.304.835

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**27**	**51**		**78**	**10.756.746**		**10.756.746**
Alto Nivel y de Dirección		1		1	253.680		253.680
Obrero	27	50		77	10.503.066		10.503.066
Personal Contratado	**43**	**28**		**71**	**34.321.254**		**34.321.254**
Profesional y Técnico	37	22		59	12.539.388		12.539.388
Personal Docente	2	2		4	9.652.266		9.652.266
Personal de Investigación	4	4		8	12.129.600		12.129.600
TOTAL	70	79		149	45.078.000		45.078.000

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	161.834.589
4.02	Materiales, suministros y mercancías	44.735.358
4.03	Servicios no personales	38.421.130
4.04	Activos reales	10.890.000
4.08	Otros gastos	5.850.012
	TOTAL	261.731.089

CAPÍTULO III

CUENTAAHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	255.881.077
INGRESOS CORRIENTES ORDINARIOS	255.881.077
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	8.652.950
Venta de otros bienes y servicios	8.652.950
TRANSFERENCIAS CORRIENTES	247.228.127
Transferencias corrientes del sector público	247.228.127
Transferencias corrientes internas recibidas del sector público	247.228.127
De la República	247.228.127
Ministerio del Poder Popular de Planificación	247.228.127
-Ingresos Ordinarios	247.228.127
1.2 GASTOS CORRIENTES	250.841.089
GASTOS DE CONSUMO	220.862.789
Remuneraciones	161.834.589
Sueldos, salarios y otras retribuciones	83.811.488
Beneficios y complementos de sueldos y salarios	28.842.349
Aportes patronales	5.472.328
Prestaciones sociales y otras indemnizaciones	10.849.391
Asistencia socioeconómica	32.859.033
Compra de bienes y servicios	46.552.099
Bienes de consumo	14.757.058
Servicios no personales	31.795.041
Impuestos indirectos	6.626.089
Depreciación y amortización	5.850.012
OTROS GASTOS CORRIENTES	29.978.300
Otros gastos corrientes	29.978.300
Bienes y servicios para la venta	29.978.300
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	5.039.988
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	10.890.000
RECURSOS PROPIOS DE CAPITAL	10.890.000
Ahorro en cuenta corriente	5.039.988
Incremento de la depreciación y amortización acumuladas	5.850.012

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2.2 GASTOS DE CAPITAL	**10.890.000**
INVERSIÓN REAL DIRECTA	10.890.000
Formación bruta de capital fijo	10.890.000
Maquinaria, equipos y otros bienes muebles	10.890.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

Exhibit C to the Annual Report on Form 18-K of the Bolivarian Republic of Venezuela

2016 Annual Budget Vol. 8 of 8

A0909

Instituto Geográfico de Venezuela "Simón Bolívar"

INSTITUTO GEOGRÁFICO DE VENEZUELA "SIMÓN BOLÍVAR"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Geográfico de Venezuela "Simón Bolívar", se crea con la entrada en vigencia de la Ley de Geografía, Cartografía y Catastro Nacional, publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N° 37.002 de fecha 28/07/00.

Esta Institución tiene como objeto, la regulación, la formulación, ejecución y coordinación de las políticas y planes relativos a la geografía y cartografía, así como los relacionados con la implantación, formación y conservación del catastro en todo el territorio nacional. De la misma manera, tiene como actividades principales dirigir, producir y proveer la información territorial oficial en materia de geografía, cartografía y catastro, a los fines de contribuir con el desarrollo integral y la seguridad de la Nación, aspectos técnicos que hacen de ésta, una Institución de vital importancia estratégica para el Estado venezolano.

La formulación del Presupuesto para el Ejercicio Económico Financiero 2016, se hizo en base a las exigencias y necesidades básicas del Instituto, lo cual permite dar cumplimiento al Plan Operativo Anual, que a su vez se encuentra enmarcado dentro de las "Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019", en el Objetivo Histórico III: "Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, garantizando la conformación de una zona de paz en Nuestra América", teniendo como objetivo estratégico Institucional, coadyuvar a la nueva geopolítica nacional, ejecutando los proyectos relacionados con la generación de la cartografía básica y urbana, así como el desarrollo del sistema de información para la formación y conservación del catastro nacional, entre otros.

En tal sentido, el Instituto Geográfico de Venezuela "Simón Bolívar", ejecutará para el Ejercicio Económico Financiero 2016 los siguientes proyectos:

- Generación de la cartografía básica en los estados al norte del Río Orinoco
- Sistema de información para la formación y conservación del catastro
- Generación de la cartografía urbana a escala 1:1000
- la consolidación de los límites que conforman la división político territorial de la República Bolivariana de Venezuela

La política de gastos y aplicaciones financieras previstas para el año 2016, está estructurada y orientada a cubrir las necesidades básicas de la Institución, permitiendo la ejecución de sus proyectos y acciones centralizadas, de manera racional y eficiente.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**385.647.136**
INGRESOS CORRIENTES ORDINARIOS	385.647.136
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	5.000.000
Venta de bienes	5.000.000
Ingresos por la venta de publicaciones oficiales y formularios	5.000.000
TRANSFERENCIAS CORRIENTES	380.647.136
Transferencias corrientes del sector público	380.647.136
Transferencias corrientes internas recibidas del sector público	380.647.136
De la República	247.528.545
De los entes descentralizados sin fines empresariales	133.118.591
INGRESOS DE CAPITAL	**114.250.000**
RECURSOS PROPIOS DE CAPITAL	4.000.000
Incremento de la depreciación y amortización acumuladas	4.000.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	110.250.000
Transferencias y donaciones de capital del sector público	110.250.000
Transferencias de capital recibidas del sector público	110.250.000
De la República	110.250.000
FUENTES FINANCIERAS	**3.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.000.000
Disminución de otros activos financieros	3.000.000
Disminución de disponibilidades	3.000.000
Disminución de bancos	3.000.000
TOTAL RECURSOS	**502.897.136**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**355.857.173**
GASTOS DE CONSUMO	344.750.826
Remuneraciones	202.213.097
Sueldos, salarios y otras retribuciones	89.216.045
Beneficios y complementos de sueldos y salarios	64.608.072
Aportes patronales	2.768.480
Prestaciones sociales y otras indemnizaciones	8.400.000
Asistencia socioeconómica	37.220.500
Compra de bienes y servicios	124.417.729
Bienes de consumo	37.434.832
Servicios no personales	86.982.897
Impuestos indirectos	14.120.000
Depreciación y amortización	4.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	11.106.347
Al sector privado	11.106.347
Transferencias corrientes al sector privado	11.106.347
Directas a personas	11.106.347
Pensiones y otros beneficios asociados	3.463.001
Jubilaciones y otros beneficios asociados	7.643.346
GASTOS DE CAPITAL	**144.039.963**
INVERSIÓN REAL DIRECTA	144.039.963
Formación bruta de capital fijo	129.643.467
Maquinaria, equipos y otros bienes muebles	47.643.467
Producción propia (gastos capitalizables)	82.000.000
Compra de bienes y servicios	82.000.000
Bienes de consumo	2.000.000
Servicios no personales	80.000.000
Bienes intangibles	14.396.496
APLICACIONES FINANCIERAS	**3.000.000**
DISMINUCIÓN DE PASIVOS	3.000.000
Disminución de cuentas y efectos por pagar	3.000.000
Disminución de cuentas y efectos por pagar a corto plazo	3.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	2.000.000
Disminución cuentas por pagar a proveedores a corto plazo	500.000
Disminución cuentas por pagar a contratistas a corto plazo	500.000
TOTAL EGRESOS	**502.897.136**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código N.E	Código Ppto.	Denominación	Meta: Unidad de Medida	Meta: Cant.	Meta: Género Fem.	Meta: Género Masc.	Fecha de Inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
118951	A09090020000	Generación de la Cartografía Básica en los Estados al Norte del Río Orinoco.	Kilómetro Cuadrado	494575			01/01/2015	31/12/2019	8.119.049	110.250.000	234.360.000	584.710.951	937.440.000
120283	A09090021000	Generación de la cartografía urbana a escala 1:1000	Centro	90			01/01/2014	31/12/2019	95.211.320	73.434.476	23.137.630	64.257.300	256.040.726
121676	A09090023000	Sistema de información para la formación y conservación del catastro	Municipio	150			02/01/2014	31/12/2019	53.831.342	31.287.027	40.710.733	94.170.898	220.000.000
128772	A09090024000	Consolidación de los límites que conforman la división político territorial de la República Bolivariana de Venezuela	Entidad	18			01/01/2016	31/12/2018		133.118.591	142.784.613	137.148.686	413.051.890
TOTAL									157.161.711	348.090.094	440.992.976	880.287.835	1.826.532.616

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
118951	Generación de la Cartografía Básica en los Estados al Norte del Río Orinoco.	Kilómetro Cuadrado	494.575				110.250.000					110.250.000
120283	Generación de la cartografía urbana a escala 1:1000	Centro	90			2.000.000		71.434.476				73.434.476
121676	Sistema de información para la formación y conservación del catastro	Municipio	150			1.500.000		29.787.027				31.287.027
128772	Consolidación de los límites que conforman la división político territorial de la República Bolivariana de Venezuela	Entidad	18						133.118.591			133.118.591
TOTAL						3.500.000	110.250.000	101.221.503	133.118.591			348.090.094

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	5.000.000		117.009.425				122.009.425
02	Gestión Administrativa	500.000		19.191.270			2.000.000	21.691.270
03	Previsión y Protección Social			10.106.347			1.000.000	11.106.347
	TOTAL	5.500.000		146.307.042			3.000.000	154.807.042

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**224**	**144**		**368**	**36.727.028**	**8.585.056**	**45.312.084**
Directivo	8	14		22	1.501.026	1.020.000	2.521.026
Profesional y Técnico	150	74		224	23.115.791	4.440.000	27.555.791
Personal Administrativo	42	11		53	5.403.691	1.032.288	6.435.979
Obrero	24	45		69	6.706.520	2.092.768	8.799.288
Personal Contratado	**34**	**17**		**51**	**6.370.264**		**6.370.264**
Profesional y Técnico	34	17		51	6.370.264		6.370.264
TOTAL	**258**	**161**		**419**	**43.097.292**	**8.585.056**	**51.682.348**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**11**	**15**	**26**	**7.643.346**
Empleados	9	10	19	5.503.209
Obreros	2	5	7	2.140.137
Pensionados	**4**	**2**	**6**	**2.568.653**
Empleados	2	2	4	2.062.937
Obreros	2		2	505.716
TOTAL	**15**	**17**	**32**	**10.211.999**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	202.213.097
4.02	Materiales, suministros y mercancías	39.434.832
4.03	Servicios no personales	181.102.897
4.04	Activos reales	62.039.963
4.07	Transferencias y donaciones	11.106.347
4.08	Otros gastos	4.000.000
4.11	Disminución de pasivos	3.000.000
	TOTAL	**502.897.136**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**385.647.136**
INGRESOS CORRIENTES ORDINARIOS	385.647.136
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	5.000.000
Venta de bienes	5.000.000
Ingresos por la venta de publicaciones oficiales y formularios	5.000.000
TRANSFERENCIAS CORRIENTES	380.647.136
Transferencias corrientes del sector público	380.647.136
Transferencias corrientes internas recibidas del sector público	380.647.136
De la República	247.528.545
Ministerio del Poder Popular de Planificación	247.528.545
-Ingresos Ordinarios	247.528.545
De los entes descentralizados sin fines empresariales	133.118.591
1.2 GASTOS CORRIENTES	**355.857.173**
GASTOS DE CONSUMO	344.750.826
Remuneraciones	202.213.097
Sueldos, salarios y otras retribuciones	89.216.045
Beneficios y complementos de sueldos y salarios	64.608.072
Aportes patronales	2.768.480
Prestaciones sociales y otras indemnizaciones	8.400.000
Asistencia socioeconómica	37.220.500
Compra de bienes y servicios	124.417.729
Bienes de consumo	37.434.832
Servicios no personales	86.982.897
Impuestos indirectos	14.120.000
Depreciación y amortización	4.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	11.106.347
Al sector privado	11.106.347
Transferencias corrientes al sector privado	11.106.347
Directas a personas	11.106.347
Pensiones y otros beneficios asociados	3.463.001
Jubilaciones y otros beneficios asociados	7.643.346
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**29.789.963**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**144.039.963**
RECURSOS PROPIOS DE CAPITAL	33.789.963

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Ahorro en cuenta corriente	29.789.963
Incremento de la depreciación y amortización acumuladas	4.000.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	110.250.000
Transferencias y donaciones de capital del sector público	110.250.000
Transferencias de capital recibidas del sector público	110.250.000
De la República	110.250.000
Ministerio del Poder Popular de Planificación	110.250.000
Proyectos por Endeudamiento	110.250.000
- Generación de la Cartografía Básica en los Estados al Norte del Río Orinoco	110.250.000
2.2 GASTOS DE CAPITAL	**144.039.963**
INVERSIÓN REAL DIRECTA	144.039.963
Formación bruta de capital fijo	129.643.467
Maquinaria, equipos y otros bienes muebles	47.643.467
Producción propia (gastos capitalizables)	82.000.000
Compra de bienes y servicios	82.000.000
Bienes de consumo	2.000.000
Servicios no personales	80.000.000
Bienes intangibles	14.396.496
2.3 RESULTADO FINANCIERO : EQUILIBRIO	
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**3.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.000.000
Disminución de otros activos financieros	3.000.000
Disminución de disponibilidades	3.000.000
Disminución de bancos	3.000.000
3.2 APLICACIONES FINANCIERAS	**3.000.000**
DISMINUCIÓN DE PASIVOS	3.000.000
Disminución de cuentas y efectos por pagar	3.000.000
Disminución de cuentas y efectos por pagar a corto plazo	3.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	2.000.000
Disminución cuentas por pagar a proveedores a corto plazo	500.000
Disminución cuentas por pagar a contratistas a corto plazo	500.000

72
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología

Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología

A0006	Colegio Universitario Francisco de Miranda
A0007	Colegio Universitario de Caracas
A0008	Colegio Universitario "Profesor José Lorenzo Pérez Rodríguez"
A0011	Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)
A0028	Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio", Región Capital
A0029	Instituto Universitario de Tecnología Alonso Gamero, Coro
A0030	Instituto Universitario de Tecnología Agroindustrial Región Los Andes
A0032	Instituto Universitario de Tecnología de los Llanos
A0033	Instituto Universitario de Tecnología de Maracaibo
A0035	Instituto Universitario de Tecnología de Yaracuy
A0036	Instituto Universitario de Tecnología de Puerto Cabello
A0038	Instituto Universitario de Tecnología de Valencia
A0039	Universidad Politécnica Territorial del Estado Trujillo "Mario Briceño Iragorry"
A0040	Universidad Politécnica Territorial "José Antonio Anzoátegui
A0042	Instituto Universitario de Tecnología de Cabimas
A0048	Instituto Universitario de Tecnología del Oeste "Mariscal Sucre"
A0063	Instituto Venezolano de Investigaciones Científicas (IVIC)
A0080	Universidad del Zulia (LUZ)
A0081	Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO)
A0082	Universidad de Oriente (UDO)
A0083	Universidad de Los Andes (ULA)
A0084	Universidad Nacional Experimental de los Llanos Centrales Rómulo Gallegos (UNERG)
A0085	Universidad Nacional Experimental Rafael María Baralt (UNERMB)
A0086	Universidad Nacional Experimental Simón Bolívar (USB)
A0087	Universidad Nacional Abierta (UNA)
A0088	Universidad Nacional Experimental de Guayana (UNEG)
A0089	Universidad Centroccidental Lisandro Alvarado (UCLA)
A0090	Universidad Pedagógica Experimental Libertador (UPEL)
A0091	Universidad Nacional Experimental de Los Llanos Occidentales Ezequiel Zamora (UNELLEZ)
A0092	Universidad Nacional Experimental del Táchira (UNET)
A0093	Universidad Central de Venezuela (UCV)
A0094	Universidad de Carabobo (UC)
A0095	Universidad Nacional Experimental Simón Rodríguez (UNESR)
A0096	Universidad Nacional Experimental Francisco de Miranda (UNEFM)
A0186	Universidad Nacional Experimental del Yaracuy (UNEY)
A0191	Observatorio Nacional de Ciencia, Tecnología e Innovación (ONCTI)
A0196	Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)
A0208	Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm" (UNESUR)
A0209	Centro Nacional de Tecnologías de Información (CNTI)

A0226 Academia de Ciencias Agrícolas de Venezuela (ACAV)
A0257 Universidad Politécnica Territorial del Estado Portuguesa "Juan de Jesús Montilla"
A0258 Universidad Politécnica Territorial del Estado Mérida "Kléber Ramirez"
A0259 Universidad Politécnica Territorial del Oeste de Sucre "Clodosbaldo Russián"
A0260 Universidad Politécnica Territorial de Paria "Luis Mariano Rivera"
A0271 Fundación Centro Nacional de Investigación y Certificación en Vivienda, Hábitat y Desarrollo Urbano
A0272 Universidad Politécnica Territorial del Norte de Monagas "Ludovico Silva"
A0303 Fundación Centro de Investigaciones del Estado para la Producción Experimental Agroindustrial (CIEPE)
A0307 Fundación para el Servicio de Asistencia Médica Hospitalaria para estudiantes de Educación Superior (FAMES)
A0313 Fundación Instituto de Estudios Avanzados (IDEA)
A0314 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Anzoátegui (Fundacite-Anzoátegui)
A0315 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Aragua (Fundacite-Aragua)
A0316 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Carabobo (Fundacite-Carabobo)
A0318 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Falcón (Fundacite-Falcón)
A0319 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Bolívar (Fundacite-Bolívar)
A0320 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Mérida (Fundacite-Mérida)
A0321 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Táchira (Fundacite-Táchira)
A0322 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Sucre (Fundacite-Sucre)
A0333 Fundación Gran Mariscal de Ayacucho (FUNDAYACUCHO)
A0334 Fundación Instituto de Ingeniería para la Investigación y Desarrollo Tecnológico (FIIDT)
A0338 Fundación Instituto Zuliano de Investigaciones Tecnológicas (INZIT-CICASI)
A0355 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Zulia (Fundacite-Zulia)
A0363 Fundación Venezolana de Investigaciones Sismológicas (FUNVISIS)
A0382 Fundación Centro de Investigaciones de Astronomía Francisco Duarte (CIDA)
A0405 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Lara (Fundacite-Lara)
A0415 Fundación Misión Sucre
A0427 Fundación Centro Internacional Miranda
A0429 Fundación Centro Nacional de Tecnología Química (CNTQ)
A0430 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Amazonas (Fundacite-Amazonas)
A0431 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Apure (Fundacite-Apure)
A0432 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Barinas (Fundacite-Barinas)
A0433 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Cojedes (Fundacite-Cojedes)
A0434 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Delta Amacuro (Fundacite-Delta Amacuro)
A0435 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Guárico (Fundacite-Guárico)
A0436 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Miranda (Fundacite-Miranda)
A0437 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Monagas (Fundacite-Monagas)
A0438 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Nueva Esparta (Fundacite-Nueva Esparta)

A0439 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Portuguesa (Fundacite-Portuguesa)

A0440 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Trujillo (Fundacite-Trujillo)

A0441 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Vargas (Fundacite-Vargas)

A0442 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Yaracuy (Fundacite-Yaracuy)

A0443 Fundación Centro Nacional de Desarrollo e Investigación en Telecomunicaciones (CENDIT)

A0461 Fundación Centro Nacional de Desarrollo e Investigación en Tecnologías Libres (CENDITEL)

A0464 Fundación Infocentro

A0466 Fundación Dr. Alejandro Próspero Reverend

A0467 Fundación para el Desarrollo de la Ciencia y la Tecnología del Distrito Metropolitano de Caracas (Fundacite-Distrito Metropolitano de Caracas)

A0507 Fundación Conciencia Televisión

A0565 Universidad Politécnica Territorial de los Altos Mirandinos "Cecilio Acosta"

A0570 Comisión Nacional de las Tecnologías de Información

A0577 Universidad Campesina de Venezuela "Argimiro Gabaldón"

A0588 Universidad Territorial Deltaica "Francisco Tamayo"

A0660 Instituto Postal Telegráfico de Venezuela (IPOSTEL)

A0912 Universidad Nacional Experimental Marítima del Caribe (UNEMC)

A0925 Instituto Universitario de Tecnología del Estado Bolívar

A0929 Fondo Nacional de Ciencia, Tecnología e Innovación (FONACIT)

A0937 Superintendencia de Servicios de Certificación Electrónica (SUSCERTE)

A0942 Universidad Bolivariana de Venezuela (UBV)

A0952 Universidad Deportiva del Sur

A1301 Agencia Bolivariana para Actividades Espaciales (ABAE)

A1315 Instituto Universitario Latinoamericano de Agroecología Paulo Freire (IALA)

A1322 Universidad Nacional Experimental de las Artes (UNEARTE)

A1350 Universidad Bolivariana de Trabajadores "Jesús Rivero"

A1364 Universidad Politécnica Territorial del Alto Apure Pedro Camejo

A1365 Universidad Politécnica Territorial del Estado Barinas José Félix Ribas

A1366 Universidad Politécnica Territorial de Barlovento Argelia Laya

A1367 Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco

A1368 Universidad Politécnica Territorial del Norte del Táchira Manuela Sáenz

A1369 Universidad Politécnica Territorial del Estado Aragua Federico Brito Figueroa

A0006

Colegio Universitario Francisco de Miranda

COLEGIO UNIVERSITARIO FRANCISCO DE MIRANDA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Colegio Universitario Francisco de Miranda, persigue ser una Institución universitaria de excelencia en la generación de conocimientos, producto de la gestión/actividad en estrecha correspondencia con la sociedad del conocimiento y la cultura de la ciencia, que exige el siglo XXI, cuya misión es formar profesionales universitarios competentes en el área profesional, con gran sensibilidad social e identidad nacional y latinoamericana que se incorporen al proceso de transformación del país, para aportar soluciones.

En este sentido, esta Institución educativa enfoca sus actividades académicas y administrativas, a la dotación del país de profesionales e investigadores de la más alta calidad, auspiciando su permanente actualización y mejoramiento, así como la de establecer una sólida infraestructura que en lo humanístico, científico y tecnológico, sea soporte para el progreso autónomo del país en todas las áreas de la administración e informática

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**277.756.656**
INGRESOS CORRIENTES ORDINARIOS	277.756.656
TRANSFERENCIAS CORRIENTES	277.756.656
Transferencias corrientes del sector público	277.756.656
Transferencias corrientes internas recibidas del sector público	277.756.656
De la República	277.756.656
FUENTES FINANCIERAS	**15.767.049**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	15.767.049
Disminución de otros activos financieros	15.767.049
Disminución de disponibilidades	15.767.049
Disminución de bancos	15.767.049
TOTAL RECURSOS	**293.523.705**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**277.756.656**
GASTOS DE CONSUMO	238.386.531
Remuneraciones	103.540.211
Sueldos, salarios y otras retribuciones	26.115.200
Beneficios y complementos de sueldos y salarios	40.925.891
Aportes patronales	8.928.289
Prestaciones sociales y otras indemnizaciones	18.210.115
Asistencia socioeconómica	9.360.716
Compra de bienes y servicios	122.313.306
Bienes de consumo	103.965.153
Servicios no personales	18.348.153
Impuestos indirectos	12.533.014
TRANSFERENCIAS Y DONACIONES CORRIENTES	39.370.125
Al sector privado	37.286.950
Transferencias corrientes al sector privado	37.286.950
Directas a personas	37.266.950
Pensiones y otros beneficios asociados	3.694.980
Jubilaciones y otros beneficios asociados	32.867.970
Otras transferencias directas a personas	704.000
Otras transferencias corrientes internas al sector privado	20.000
Al sector público	2.083.175
Transferencias corrientes al sector público	2.083.175
A los entes descentralizados sin fines empresariales para sus gastos	2.083.175
APLICACIONES FINANCIERAS	**15.767.049**
DISMINUCIÓN DE PASIVOS	15.767.049
Disminución de cuentas y efectos por pagar	13.853.263
Disminución de cuentas y efectos por pagar a corto plazo	13.203.319
Disminución de sueldos, salarios y otras remuneraciones por pagar	3.162.669
Disminución de aportes patronales y retenciones laborales por pagar	8.199.692
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	1.233.831
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme)	1.308.631

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	217.688
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	334.903
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	2.036.211
Disminución de aportes patronales y retenciones laborales por pagar a organismos de seguridad social	1.181.648
Disminución de otras retenciones laborales por pagar	1.886.780
Disminución cuentas por pagar a proveedores a corto plazo	1.840.958
Disminución de otras cuentas y efectos por pagar	649.944
Disminución de otras cuentas por pagar a corto plazo	649.944
Disminución de otros pasivos	1.913.786
Disminución de otros pasivos a corto plazo	1.913.786
TOTAL EGRESOS	293.523.705

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129686	Territorialización y Municipalización de la Educación Universitaria	plan	7					197.729				197.729
129688	Formación en Postgrado o Estudios Avanzados	matricula	657					7.980.984				7.980.984
129698	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	4.968					4.816.693				4.816.693
129706	Desarrollo y Mantenimiento de la Infraestructura	metro cuadrado	8.552					111.303.052				111.303.052
129711	Formación de Estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	4.698					32.898.432				32.898.432
129774	Intercambio y Gestión del Conocimiento con la Sociedad	persona	7.100					9.789.652				9.789.652
129855	Sistema de Recursos para la Formación e Intercambio Académico	usuario	7.100	4.260	2.840			1.596.187				1.596.187
129880	Investigación, Innovación y gestión del conocimiento	investigación	30					9.844.697				9.844.697
TOTAL								178.427.426				178.427.426

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			43.801.511				43.801.511
02	Gestión Administrativa			18.954.869			15.767.049	34.721.918
03	Previsión y Protección Social			36.572.850				36.572.850
	TOTAL			**99.329.230**			**15.767.049**	**115.096.279**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**139**	**94**		**233**	**11.345.166**		**11.345.166**
Alto Nivel y de Dirección	1			1	97.744		97.744
Directivo	4	5		9	468.342		468.342
Profesional y Técnico	28	3		31	1.789.396		1.789.396
Personal Administrativo	24	2		26	1.125.196		1.125.196
Personal Docente	24	21		45	3.102.999		3.102.999
Obrero	58	63		121	4.761.489		4.761.489
Personal Fijo a Tiempo Parcial	**17**	**34**		**51**	**1.045.482**		**1.045.482**
Profesional y Técnico	1	1		2	73.028		73.028
Personal Docente	16	33		49	972.454		972.454
Personal Contratado	**183**	**157**		**340**	**12.918.552**		**12.918.552**
Profesional y Técnico	55	22		77	3.449.390		3.449.390
Personal Administrativo	53	20		73	2.955.358		2.955.358
Personal Docente	66	100		166	5.684.865		5.684.865
Obrero	9	15		24	828.939		828.939
TOTAL	339	285		624	25.309.200		25.309.200

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**145**	**108**	**253**	**32.867.970**
Empleados	54	20	74	6.387.426
Docentes	63	72	135	19.118.913
Obreros	28	16	44	7.361.631
Pensionados	**18**	**14**	**32**	**3.694.980**
Empleados	4		4	782.287
Docentes	14	10	24	2.240.411
Obreros		4	4	672.282
TOTAL	163	122	285	36.562.950

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	103.540.211
4.02	Materiales, suministros y mercancías	103.965.153
4.03	Servicios no personales	30.881.167
4.07	Transferencias y donaciones	39.370.125
4.11	Disminución de pasivos	15.767.049
	TOTAL	293.523.705

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**277.756.656**
INGRESOS CORRIENTES ORDINARIOS	277.756.656
TRANSFERENCIAS CORRIENTES	277.756.656
Transferencias corrientes del sector público	277.756.656
Transferencias corrientes internas recibidas del sector público	277.756.656
De la República	277.756.656
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	277.756.656
Ingreso Ordinarios	277.756.656
1.2 GASTOS CORRIENTES	**277.756.656**
GASTOS DE CONSUMO	238.386.531
Remuneraciones	103.540.211
Sueldos, salarios y otras retribuciones	26.115.200
Beneficios y complementos de sueldos y salarios	40.925.891
Aportes patronales	8.928.289
Prestaciones sociales y otras indemnizaciones	18.210.115
Asistencia socioeconómica	9.360.716
Compra de bienes y servicios	122.313.306
Bienes de consumo	103.965.153
Servicios no personales	18.348.153
Impuestos indirectos	12.533.014
TRANSFERENCIAS Y DONACIONES CORRIENTES	39.370.125
Al sector privado	37.286.950
Transferencias corrientes al sector privado	37.286.950
Directas a personas	37.266.950
Pensiones y otros beneficios asociados	3.694.980
Jubilaciones y otros beneficios asociados	32.867.970
Otras transferencias directas a personas	704.000
Otras transferencias corrientes internas al sector privado	20.000
Al sector público	2.083.175
Transferencias corrientes al sector público	2.083.175
A los entes descentralizados sin fines empresariales para sus gastos	2.083.175
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : EQUILIBRIO	

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	
2.2 GASTOS DE CAPITAL	
2.3 RESULTADO FINANCIERO : EQUILIBRIO	
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**15.767.049**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	15.767.049
Disminución de otros activos financieros	15.767.049
Disminución de disponibilidades	15.767.049
Disminución de bancos	15.767.049
3.2 APLICACIONES FINANCIERAS	**15.767.049**
DISMINUCIÓN DE PASIVOS	15.767.049
Disminución de cuentas y efectos por pagar	13.853.263
Disminución de cuentas y efectos por pagar a corto plazo	13.203.319
Disminución de sueldos, salarios y otras remuneraciones por pagar	3.162.669
Disminución de aportes patronales y retenciones laborales por pagar	8.199.692
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	1.233.831
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme)	1.308.631
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	217.688
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	334.903
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	2.036.211
Disminución de aportes patronales y retenciones laborales por pagar a organismos de seguridad social	1.181.648
Disminución de otras retenciones laborales por pagar	1.886.780
Disminución cuentas por pagar a proveedores a corto plazo	1.840.958
Disminución de otras cuentas y efectos por pagar	649.944
Disminución de otras cuentas por pagar a corto plazo	649.944
Disminución de otros pasivos	1.913.786
Disminución de otros pasivos a corto plazo	1.913.786

A0007

Colegio Universitario de Caracas

COLEGIO UNIVERSITARIO DE CARACAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Colegio Universitario de Caracas, fue creado, iniciando sus actividades docentes el 9 de octubre de 1972, con carreras del sector servicios en las ramas de Administración y Educación. Desde sus inicios presentó a los aspirantes once opciones: seis carreras en el área de Administración, una en el área de Educación, dos en el área de Turismo, una en el área de Informática y una en el área de Trabajo Social.

La Misión del Colegio fundamentalmente, es formar integralmente un ser humano comprometido con la ética socialista y el desarrollo endógeno sustentable y sostenido, en las áreas humanísticas, científicas y tecnológicas, en vinculación permanente con la comunidad, para coadyuvar en la solución de problemas, el intercambio de conocimientos y la proyección de su aprendizaje en el tiempo y en el espacio, con miras a sentar las bases de una educación para toda la vida y la transformación social del País.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**526.317.236**
INGRESOS CORRIENTES ORDINARIOS	526.317.236
TRANSFERENCIAS CORRIENTES	526.317.236
Transferencias corrientes del sector público	526.317.236
Transferencias corrientes internas recibidas del sector público	526.317.236
De la República	526.317.236
TOTAL RECURSOS	**526.317.236**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**461.288.902**
GASTOS DE CONSUMO	359.972.260
Remuneraciones	159.870.530
Sueldos, salarios y otras retribuciones	49.837.261
Beneficios y complementos de sueldos y salarios	53.895.947
Aportes patronales	9.715.916
Prestaciones sociales y otras indemnizaciones	20.274.378
Asistencia socioeconómica	26.147.028
Compra de bienes y servicios	175.918.571
Bienes de consumo	86.128.807
Servicios no personales	89.789.764
Impuestos indirectos	24.183.159
TRANSFERENCIAS Y DONACIONES CORRIENTES	101.316.642
Al sector privado	97.369.262
Transferencias corrientes al sector privado	84.369.262
Directas a personas	78.454.956
Pensiones y otros beneficios asociados	7.109.752
Jubilaciones y otros beneficios asociados	63.473.204
Otras transferencias directas a personas	7.872.000
A instituciones sin fines de lucro	5.914.306
Donaciones corrientes al sector privado	13.000.000
Donaciones a personas	13.000.000
Al sector público	3.947.380
Transferencias corrientes al sector público	3.947.380
A los entes descentralizados sin fines empresariales para sus gastos	3.947.380
GASTOS DE CAPITAL	**65.028.334**
INVERSIÓN REAL DIRECTA	65.028.334
Formación bruta de capital fijo	64.528.334
Maquinaria, equipos y otros bienes muebles	59.528.334
Bienes preexistentes	2.000.000
Construcciones de bienes de dominio privado	3.000.000
Bienes intangibles	500.000
TOTAL EGRESOS	**526.317.236**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129625	Formación de estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	5.200					48.502.601				48.502.601
129630	Formación de estudiantes en Carreras	matrícula	1.400					19.877.194				19.877.194
129828	Intercambio y gestión del conocimiento con la sociedad	persona	1.200					9.697.940				9.697.940
129974	Investigación, innovación y gestión del conocimiento	investigación	6					19.824.421				19.824.421
130106	Desarrollo y mantenimiento de la infraestructura	metro cuadrado	32.087					60.970.027				60.970.027
130158	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	5.600					104.941.125				104.941.125
130171	Sistema de Recursos para la Formación e Intercambio Académico	usuario	8.000					53.365.898				53.365.898
TOTAL								317.179.206				317.179.206

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			55.823.900				55.823.900
02	Gestión Administrativa			82.122.774				82.122.774
03	Previsión y Protección Social			71.191.356				71.191.356
	TOTAL			209.138.030				209.138.030

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**139**	**111**		**250**	**16.264.004**		**16.264.004**
Alto Nivel y de Dirección		1		1	112.336		112.336
Directivo	2			2	74.892		74.892
Profesional y Técnico	36	11		47	3.387.520		3.387.520
Personal Administrativo	9	3		12	610.960		610.960
Personal Docente	34	20		54	5.492.844		5.492.844
Obrero	58	76		134	6.585.452		6.585.452
Personal Fijo a Tiempo Parcial	**54**	**49**		**103**	**3.853.507**		**3.853.507**
Personal Docente	54	49		103	3.853.507		3.853.507
Personal Contratado	**342**	**317**		**659**	**29.479.290**		**29.479.290**
Profesional y Técnico	52	29		81	5.334.288		5.334.288
Personal Administrativo	84	43		127	6.167.668		6.167.668
Personal Docente	162	215		377	14.463.800		14.463.800
Obrero	44	30		74	3.513.534		3.513.534
TOTAL	**535**	**477**		**1.012**	**49.596.801**		**49.596.801**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**222**	**204**	**426**	**63.473.204**
Empleados	68	19	87	38.986.438
Docentes	142	160	302	18.728.315
Obreros	12	25	37	5.758.451
Pensionados	**48**	**11**	**59**	**7.109.752**
Empleados	11	4	15	2.708.615
Docentes	35	5	40	2.116.911
Obreros	2	2	4	2.284.226
TOTAL	**270**	**215**	**485**	**70.582.956**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	159.870.530
4.02	Materiales, suministros y mercancías	86.128.807
4.03	Servicios no personales	113.972.923
4.04	Activos reales	65.028.334
4.07	Transferencias y donaciones	101.316.642
	TOTAL	526.317.236

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	526.317.236
INGRESOS CORRIENTES ORDINARIOS	526.317.236
TRANSFERENCIAS CORRIENTES	526.317.236
Transferencias corrientes del sector público	526.317.236
Transferencias corrientes internas recibidas del sector público	526.317.236
De la República	526.317.236
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	526.317.236
Ingresos Ordinarios	526.317.236
1.2 GASTOS CORRIENTES	461.288.902
GASTOS DE CONSUMO	359.972.260
Remuneraciones	159.870.530
Sueldos, salarios y otras retribuciones	49.837.261
Beneficios y complementos de sueldos y salarios	53.895.947
Aportes patronales	9.715.916
Prestaciones sociales y otras indemnizaciones	20.274.378
Asistencia socioeconómica	26.147.028
Compra de bienes y servicios	175.918.571
Bienes de consumo	86.128.807
Servicios no personales	89.789.764
Impuestos indirectos	24.183.159
TRANSFERENCIAS Y DONACIONES CORRIENTES	101.316.642
Al sector privado	97.369.262
Transferencias corrientes al sector privado	84.369.262
Directas a personas	78.454.956
Pensiones y otros beneficios asociados	7.109.752
Jubilaciones y otros beneficios asociados	63.473.204
Otras transferencias directas a personas	7.872.000
A instituciones sin fines de lucro	5.914.306
Donaciones corrientes al sector privado	13.000.000
Donaciones a personas	13.000.000
Al sector público	3.947.380
Transferencias corrientes al sector público	3.947.380
A los entes descentralizados sin fines empresariales para sus gastos	3.947.380
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	65.028.334

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**65.028.334**
RECURSOS PROPIOS DE CAPITAL	65.028.334
Ahorro en cuenta corriente	65.028.334
2.2 GASTOS DE CAPITAL	**65.028.334**
INVERSIÓN REAL DIRECTA	65.028.334
Formación bruta de capital fijo	64.528.334
Maquinaria, equipos y otros bienes muebles	59.528.334
Bienes preexistentes	2.000.000
Construcciones de bienes de dominio privado	3.000.000
Bienes intangibles	500.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0008

Colegio Universitario "Profesor José Lorenzo Pérez Rodríguez"

COLEGIO UNIVERSITARIO "PROFESOR JOSÉ LORENZO PÉREZ RODRÍGUEZ"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Colegio Universitario "Profesor José Lorenzo Pérez Rodríguez" dirige su política de gasto, hacia la satisfacción de los aspectos sociales que le son pertinentes, de acuerdo a su filosofía de gestión institucional, orientado hacia la eficiencia, la equidad y la productividad, mediante el desarrollo de las funciones de docencia, investigación y extensión.

Su Misión es la formación profesional, ética y humanística de Técnicos Superiores Universitarios en las menciones de: Educación Especial, Administración y Turismo, capaces de afrontar con éxito los requerimientos del entorno.

La Visión del Colegio, es ser una institución de educación superior caracterizada por la investigación e innovación, generadora de conocimientos y cambios en las áreas humanísticas, científicas y técnicas.

En lo que respecta al área académica, actualmente la institución dicta los programas Nacionales de Formación en las áreas de Administración y Educación, así como las carreras cortas de Administración de Personal, Educación Especial, Turismo y Publicidad y Mercadeo.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**195.130.127**
INGRESOS CORRIENTES ORDINARIOS	195.130.127
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	335.000
Venta de otros bienes y servicios	335.000
INGRESOS DE LA PROPIEDAD	30.000
Intereses	30.000
Intereses internos	30.000
Intereses por depósitos	30.000
TRANSFERENCIAS CORRIENTES	194.765.127
Transferencias corrientes del sector público	194.765.127
Transferencias corrientes internas recibidas del sector público	194.765.127
De la República	194.765.127
FUENTES FINANCIERAS	**25.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	25.000.000
Disminución de otros activos financieros	25.000.000
Disminución de disponibilidades	25.000.000
Disminución de bancos	25.000.000
TOTAL RECURSOS	**220.130.127**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**186.152.807**
GASTOS DE CONSUMO	163.326.144
Remuneraciones	75.802.660
Sueldos, salarios y otras retribuciones	21.402.659
Beneficios y complementos de sueldos y salarios	31.136.983
Aportes patronales	4.067.154
Prestaciones sociales y otras indemnizaciones	11.736.980
Asistencia socioeconómica	7.458.884
Compra de bienes y servicios	75.348.794
Bienes de consumo	49.461.484
Servicios no personales	25.887.310
Impuestos indirectos	12.174.690
TRANSFERENCIAS Y DONACIONES CORRIENTES	22.826.663
Al sector privado	21.365.925
Transferencias corrientes al sector privado	16.945.925
Directas a personas	16.447.997
Pensiones y otros beneficios asociados	828.074
Jubilaciones y otros beneficios asociados	8.419.923
Otras transferencias directas a personas	7.200.000
Otras transferencias corrientes internas al sector privado	497.928
Donaciones corrientes al sector privado	4.420.000
Donaciones a personas	4.420.000
Al sector público	1.460.738
Transferencias corrientes al sector público	1.460.738
A los entes descentralizados sin fines empresariales para sus gastos	1.460.738
GASTOS DE CAPITAL	**26.677.332**
INVERSIÓN REAL DIRECTA	26.677.332
Formación bruta de capital fijo	25.977.332
Maquinaria, equipos y otros bienes muebles	12.977.332
Construcciones de bienes de dominio privado	13.000.000
Bienes intangibles	700.000

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	7.299.988
DISMINUCIÓN DE PASIVOS	7.299.988
Disminución de cuentas y efectos por pagar	6.851.000
Disminución de cuentas y efectos por pagar a corto plazo	6.851.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	6.000.000
Disminución de aportes patronales y retenciones laborales por pagar	101.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	25.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme)	15.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	8.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	8.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	10.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	35.000
Disminución cuentas por pagar a proveedores a corto plazo	300.000
Disminución cuentas por pagar a contratistas a corto plazo	450.000
Disminución de otros pasivos	448.988
Disminución de otros pasivos a corto plazo	448.988
TOTAL EGRESOS	220.130.127

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
129650	Sistema de recursos para la formación e intercambio académico	usuario	1.200	820	380			1.846.789			1.900.000	3.746.789
129697	Formación de Estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	3.091					39.370.870				39.370.870
129738	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	2.170					39.904.088				39.904.088
129811	Formación de Postgrado o Estudios Avanzados	matrícula	220			365.000		2.134.717			2.475.009	4.974.726
129821	Investigación, Innovación y Gestión del Conocimiento	investigación	27					3.035.045			73.989	3.109.034
129872	Desarrollo y mantenimiento de la infraestructura	metro cuadrado	3.604					47.087.108			13.500.000	60.587.108
129914	Intercambio y gestión del conocimiento con la sociedad	persona	2.255					6.178.955			200.000	6.378.955
	TOTAL					365.000		139.557.572			18.148.998	158.071.570

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			15.117.006				15.117.006
02	Gestión Administrativa			30.842.552			6.851.002	37.693.554
03	Previsión y Protección Social			9.247.997				9.247.997
	TOTAL			55.207.555			6.851.002	62.058.557

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	106	77		183	11.851.389	19.170	11.870.559
Alto Nivel y de Dirección	1			1	76.593		76.593
Directivo		1		1	76.593		76.593
Profesional y Técnico	16	6		22	1.093.635	16.248	1.109.883
Personal Administrativo	16	2		18	654.588	2.922	657.510
Personal Docente	41	34		75	6.122.622		6.122.622
Personal Médico	2	1		3	164.313		164.313
Obrero	30	33		63	3.663.045		3.663.045
Personal Fijo a Tiempo Parcial	4	4		8	273.753		273.753
Directivo		1		1	32.508		32.508
Personal Docente	4	3		7	241.245		241.245
Personal Contratado	78	58		136	5.268.347		5.268.347
Profesional y Técnico	10	6		16	812.433		812.433
Personal Administrativo	18	4		22	793.518		793.518
Personal Docente	44	40		84	2.869.746		2.869.746
Obrero	6	8		14	792.650		792.650
TOTAL	188	139		327	17.393.489	19.170	17.412.659

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	40	18	58	8.419.923
Médicos	1		1	120.783
Empleados	3	4	7	1.102.986
Docentes	34	12	46	6.882.891
Obreros	2	2	4	313.263
Pensionados	4	4	8	828.074
Empleados		1	1	75.816
Docentes	4	3	7	752.258
TOTAL	44	22	66	9.247.997

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	75.802.660
4.02	Materiales, suministros y mercancías	49.461.484
4.03	Servicios no personales	38.062.000
4.04	Activos reales	26.677.332
4.07	Transferencias y donaciones	22.826.663
4.11	Disminución de pasivos	7.299.988
	TOTAL	220.130.127

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	195.130.127
INGRESOS CORRIENTES ORDINARIOS	195.130.127
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	335.000
Venta de otros bienes y servicios	335.000
INGRESOS DE LA PROPIEDAD	30.000
Intereses	30.000
Intereses internos	30.000
Intereses por depósitos	30.000
TRANSFERENCIAS CORRIENTES	194.765.127
Transferencias corrientes del sector público	194.765.127
Transferencias corrientes internas recibidas del sector público	194.765.127
De la República	194.765.127
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	194.765.127
Ingresos Ordinarios	194.765.127
1.2 GASTOS CORRIENTES	186.152.807
GASTOS DE CONSUMO	163.326.144
Remuneraciones	75.802.660
Sueldos, salarios y otras retribuciones	21.402.659
Beneficios y complementos de sueldos y salarios	31.136.983
Aportes patronales	4.067.154
Prestaciones sociales y otras indemnizaciones	11.736.980
Asistencia socioeconómica	7.458.884
Compra de bienes y servicios	75.348.794
Bienes de consumo	49.461.484
Servicios no personales	25.887.310
Impuestos indirectos	12.174.690

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
TRANSFERENCIAS Y DONACIONES CORRIENTES	22.826.663
Al sector privado	21.365.925
Transferencias corrientes al sector privado	16.945.925
Directas a personas	16.447.997
Pensiones y otros beneficios asociados	828.074
Jubilaciones y otros beneficios asociados	8.419.923
Otras transferencias directas a personas	7.200.000
Otras transferencias corrientes internas al sector privado	497.928
Donaciones corrientes al sector privado	4.420.000
Donaciones a personas	4.420.000
Al sector público	1.460.738
Transferencias corrientes al sector público	1.460.738
A los entes descentralizados sin fines empresariales para sus gastos	1.460.738
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**8.977.320**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**8.977.320**
RECURSOS PROPIOS DE CAPITAL	8.977.320
Ahorro en cuenta corriente	8.977.320
2.2 GASTOS DE CAPITAL	**26.677.332**
INVERSIÓN REAL DIRECTA	26.677.332
Formación bruta de capital fijo	25.977.332
Maquinaria, equipos y otros bienes muebles	12.977.332
Construcciones de bienes de dominio privado	13.000.000
Bienes intangibles	700.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(17.700.012)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**25.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	25.000.000
Disminución de otros activos financieros	25.000.000
Disminución de disponibilidades	25.000.000
Disminución de bancos	25.000.000
3.2 APLICACIONES FINANCIERAS	**25.000.000**
DISMINUCIÓN DE PASIVOS	7.299.988
Disminución de cuentas y efectos por pagar	6.851.000
Disminución de cuentas y efectos por pagar a corto plazo	6.851.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	6.000.000
Disminución de aportes patronales y retenciones laborales por pagar	101.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	25.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme)	15.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	8.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	8.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	10.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	35.000
Disminución cuentas por pagar a proveedores a corto plazo	300.000
Disminución cuentas por pagar a contratistas a corto plazo	450.000
Disminución de otros pasivos	448.988
Disminución de otros pasivos a corto plazo	448.988
DÉFICIT FINANCIERO	17.700.012

A0011

Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)

SERVICIO AUTÓNOMO OFICINAS TÉCNICAS DEL CONSEJO NACIONAL DE UNIVERSIDADES (CNU)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU), fue creado por la Junta Revolucionaria de Gobierno de los Estados Unidos de Venezuela, mediante Decreto N° 408, publicado en la Gaceta Oficial de los Estados Unidos de Venezuela N° 22.123, de fecha 28 de septiembre de 1946.

Para mantener la unidad pedagógica, cultural y científica de las Universidades Nacionales, funcionará un Consejo Nacional de Universidades que estará constituido por un delegado de los profesores y un delegado de los estudiantes de cada universidad, elegido por votación directa y secreta en los sectores respectivos; por los rectores de las Universidades y por el Ministro del Poder Popular para Educación Universitaria, Ciencia y Tecnología, quien lo preside.

El CNU cuenta con la asesoría técnica del Secretariado Permanente, Consejo Consultivo Nacional de Postgrado y de la Oficina de Planificación del Sector Universitario, las cuales están enlazadas con el resto de los organismos de planificación educativa.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**46.169.185.481**
INGRESOS CORRIENTES ORDINARIOS	46.169.185.481
TRANSFERENCIAS CORRIENTES	46.169.185.481
Transferencias corrientes del sector público	46.169.185.481
Transferencias corrientes internas recibidas del sector público	46.169.185.481
De la República	46.169.185.481
FUENTES FINANCIERAS	**3.256.543.228**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.256.543.228
Disminución de otros activos financieros	3.256.543.228
Disminución de disponibilidades	3.256.543.228
Disminución de bancos	3.256.543.228
TOTAL RECURSOS	**49.425.728.709**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**47.978.615.212**
GASTOS DE CONSUMO	2.332.766.260
Remuneraciones	1.606.529.052
Sueldos, salarios y otras retribuciones	460.251.222
Beneficios y complementos de sueldos y salarios	695.856.874
Aportes patronales	43.369.359
Prestaciones sociales y otras indemnizaciones	184.759.989
Asistencia socioeconómica	222.291.608
Compra de bienes y servicios	650.962.990
Bienes de consumo	165.517.888
Servicios no personales	485.445.102
Impuestos indirectos	75.274.218
TRANSFERENCIAS Y DONACIONES CORRIENTES	45.645.848.952
Al sector privado	61.788.431
Transferencias corrientes al sector privado	59.788.431
Directas a personas	59.788.431
Pensiones y otros beneficios asociados	7.210.531
Jubilaciones y otros beneficios asociados	52.577.900
Donaciones corrientes al sector privado	2.000.000
Donaciones a personas	2.000.000
Al sector público	45.584.060.521
Transferencias corrientes al sector público	45.584.060.521
A los entes descentralizados sin fines empresariales para sus gastos	45.584.060.521
GASTOS DE CAPITAL	**922.923.247**
INVERSIÓN REAL DIRECTA	922.923.247
Formación bruta de capital fijo	921.948.247
Edificios e instalaciones	852.098.400
Maquinaria, equipos y otros bienes muebles	69.849.847
Bienes intangibles	975.000
APLICACIONES FINANCIERAS	**524.190.250**
DISMINUCIÓN DE PASIVOS	524.190.250
Disminución de otros pasivos	524.190.250
Disminución de otros pasivos a corto plazo	524.190.250
TOTAL EGRESOS	**49.425.728.709**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
127330	Adecuación del Consejo Nacional de Universidades a los paradigmas del Estado docente en el subsistema de Educación Universitaria.	asesoría	78					17.227.449				17.227.449
127407	Inclusión en el ingreso y prosecución a la educación universitaria, con equidad y pertinencia social	usuario	1.060.000	594.720	465.280			50.377.967				50.377.967
127453	Gestión de la Planta Física Universitaria	obra	134					819.504.236				819.504.236
127458	Sistema de Gestión de Información del Sector Universitario	volumen	1					14.180.685				14.180.685
127465	Transformación universitaria como eje central del desarrollo nacional	institución	63					41.829.567.160			2.732.352.978	44.561.920.138
127486	Fortalecimiento Tecnológico de las Instituciones de Educación Universitaria (IEU) y de la OPSU	dotación	286					264.217.740				264.217.740
127489	Fortalecimiento de la vinculación Universidad-Pueblo, para generar formación universitaria pertinente en las Regiones y Zonas Económicas Especiales	informe	1					3.365.495				3.365.495
	TOTAL							42.998.440.732			2.732.352.978	45.730.793.710

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos - Ingresos - Ingresos Propios	Recursos - Ingresos - Transferencias y Donaciones - De la República - Proyectos por Endeudamiento	Recursos - Ingresos - Transferencias y Donaciones - De la República - Otras	Recursos - Ingresos - Transferencias y Donaciones - De los Entes Descentralizados	Recursos - Ingresos - Transferencias y Donaciones - Otras	Recursos - Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			1.617.500.215				1.617.500.215
02	Gestión Administrativa			1.493.456.103			524.190.250	2.017.646.353
03	Previsión y Protección Social			59.788.431				59.788.431
	TOTAL			3.170.744.749			524.190.250	3.694.934.999

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**336**	**307**		**643**	**74.487.229**	**1.541.385**	**76.028.614**
Directivo	13	9		22	832.408		832.408
Profesional y Técnico	220	131		351	36.150.285	1.001.900	37.152.185
Personal Administrativo	73	44		117	10.583.471	539.485	11.122.956
Obrero	30	123		153	26.921.065		26.921.065
Personal Contratado	**81**	**81**		**162**	**22.487.036**		**22.487.036**
Profesional y Técnico	41	26		67	8.174.901		8.174.901
Personal Administrativo	33	15		48	5.391.147		5.391.147
Obrero	7	40		47	8.920.988		8.920.988
TOTAL	**417**	**388**		**805**	**96.974.265**	**1.541.385**	**98.515.650**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**44**	**20**	**64**	**52.577.900**
Empleados	42	16	58	41.575.095
Obreros	2	4	6	11.002.805
Pensionados	**10**	**3**	**13**	**7.210.531**
Empleados	8	2	10	5.164.298
Obreros	2	1	3	2.046.233
TOTAL	**54**	**23**	**77**	**59.788.431**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	1.606.529.052
4.02	Materiales, suministros y mercancías	165.517.888
4.03	Servicios no personales	560.719.320
4.04	Activos reales	922.923.247
4.07	Transferencias y donaciones	45.645.848.952
4.11	Disminución de pasivos	524.190.250
	TOTAL	49.425.728.709

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**46.169.185.481**
INGRESOS CORRIENTES ORDINARIOS	46.169.185.481
TRANSFERENCIAS CORRIENTES	46.169.185.481
Transferencias corrientes del sector público	46.169.185.481
Transferencias.corrientes internas recibidas del sector público	46.169.185.481
De la República	46.169.185.481
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	46.169.185.481
- Ingresos Ordinarios	46.169.185.481
1.2 GASTOS CORRIENTES	**47.978.615.212**
GASTOS DE CONSUMO	2.332.766.260
Remuneraciones	1.606.529.052
Sueldos, salarios y otras retribuciones	460.251.222
Beneficios y complementos de sueldos y salarios	695.856.874
Aportes patronales	43.369.359
Prestaciones sociales y otras indemnizaciones	184.759.989
Asistencia socioeconómica	222.291.608
Compra de bienes y servicios	650.962.990
Bienes de consumo	165.517.888
Servicios no personales	485.445.102
Impuestos indirectos	75.274.218
TRANSFERENCIAS Y DONACIONES CORRIENTES	45.645.848.952
Al sector privado	61.788.431
Transferencias corrientes al sector privado	59.788.431
Directas a personas	59.788.431
Pensiones y otros beneficios asociados	7.210.531
Jubilaciones y otros beneficios asociados	52.577.900
Donaciones corrientes al sector privado	2.000.000
Donaciones a personas	2.000.000
Al sector público	45.584.060.521
Transferencias corrientes al sector público	45.584.060.521
A los entes descentralizados sin fines empresariales para sus gastos	45.584.060.521
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.809.429.731)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.809.429.731)**
RECURSOS PROPIOS DE CAPITAL	(1.809.429.731)
Desahorro en cuenta corriente	(1.809.429.731)
2.2 GASTOS DE CAPITAL	**922.923.247**
INVERSIÓN REAL DIRECTA	922.923.247
Formación bruta de capital fijo	921.948.247
Edificios e instalaciones	852.098.400
Maquinaria, equipos y otros bienes muebles	69.849.847
Bienes intangibles	975.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(2.732.352.978)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**3.256.543.228**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.256.543.228
Disminución de otros activos financieros	3.256.543.228
Disminución de disponibilidades	3.256.543.228
Disminución de bancos	3.256.543.228
3.2 APLICACIONES FINANCIERAS	**3.256.543.228**
DISMINUCIÓN DE PASIVOS	524.190.250
Disminución de otros pasivos	524.190.250
Disminución de otros pasivos a corto plazo	524.190.250
DÉFICIT FINANCIERO	2.732.352.978

A0028

Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio", Región Capital

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA "DR. FEDERICO RIVERO PALACIO", REGIÓN CAPITAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio" Región Capital , se crea el 6 de enero de 1971, constituyéndose como la primera institución en su género en el país, con el propósito de responder a la urgente necesidad de formar recursos humanos a nivel universitario, con sólida preparación teórica y técnica, que actuarán como profesionales a nivel superior.

También le corresponde al Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio" el rol de ente multiplicador en el proceso productivo, planteando un verdadero reto al sistema de educación universitaria venezolana.

Para realizar su gestión en el presente ejercicio económico financiero contará presupuestariamente, con lo siguiente:

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**326.250.344**
INGRESOS CORRIENTES ORDINARIOS	326.250.344
TRANSFERENCIAS CORRIENTES	326.250.344
Transferencias corrientes del sector público	326.250.344
Transferencias corrientes internas recibidas del sector público	326.250.344
De la República	326.250.344
FUENTES FINANCIERAS	**5.641.135**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.641.135
Disminución de otros activos financieros	5.641.135
Disminución de disponibilidades	5.641.135
Disminución de bancos	5.641.135
TOTAL RECURSOS	**331.891.479**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	325.341.479
GASTOS DE CONSUMO	243.039.919
Remuneraciones	149.959.479
Sueldos, salarios y otras retribuciones	68.786.010
Beneficios y complementos de sueldos y salarios	29.889.824
Aportes patronales	11.893.067
Prestaciones sociales y otras indemnizaciones	28.658.911
Asistencia socioeconómica	10.731.667
Compra de bienes y servicios	85.398.616
Bienes de consumo	36.885.431
Servicios no personales	48.513.185
Impuestos indirectos	7.681.824
TRANSFERENCIAS Y DONACIONES CORRIENTES	82.301.560
Al sector privado	79.854.681
Transferencias corrientes al sector privado	79.450.508
Directas a personas	79.450.508
Pensiones y otros beneficios asociados	5.936.194
Jubilaciones y otros beneficios asociados	69.914.314
Otras transferencias directas a personas	3.600.000
Donaciones corrientes al sector privado	404.173
Donaciones a personas	404.173
Al sector público	2.446.879
Transferencias corrientes al sector público	2.446.879
A los entes descentralizados sin fines empresariales para sus gastos	2.446.879
GASTOS DE CAPITAL	6.550.000
INVERSIÓN REAL DIRECTA	6.550.000
Formación bruta de capital fijo	6.550.000
Maquinaria, equipos y otros bienes muebles	6.550.000
TOTAL EGRESOS	331.891.479

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
				Género		Ingresos					Fuentes Financieras	
		Unidad de Medida	Cantidad	Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129948	Formación en Postgrado o estudios avanzados	matrícula	140					650.643				650.643
129956	Territorialización y Municipalización de la Educación Universitaria	plan	1					337.071				337.071
130033	Investigación, innovación y gestión del conocimiento.	investigación	50					975.964				975.964
130044	Sistema de recursos para la formación e intercambio académico	usuario	4.369	2.101	2.268						3.241.135	3.241.135
130056	Sistema de apoyo al desarrollo estudiantil	estudiante	4.775					41.166.075				41.166.075
130078	Desarrollo y Mantenimiento de la Infraestructura	metro cuadrado	25.000					36.095.125				36.095.125
130130	Intercambio y Gestión del Conocimiento con la Sociedad	persona	5.000								2.400.000	2.400.000
130159	Formación de Estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	4.775					97.778.172				97.778.172
TOTAL								**177.003.050**			**5.641.135**	**182.644.185**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			38.204.260				38.204.260
02	Gestión Administrativa			35.192.526				35.192.526
03	Previsión y Protección Social			75.850.508				75.850.508
	TOTAL			149.247.294				149.247.294

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**227**	**199**		**426**	**49.327.362**		**49.327.362**
Directivo	1	1		2	390.972		390.972
Personal Administrativo	73	35		108	9.961.662		9.961.662
Personal Docente	92	87		179	29.277.228		29.277.228
Obrero	61	76		137	9.697.500		9.697.500
Personal Fijo a Tiempo Parcial	**1**			**1**	**67.242**		**67.242**
Obrero	1			1	67.242		67.242
Personal Contratado	**124**	**99**		**223**	**17.096.406**		**17.096.406**
Personal Administrativo	54	22		76	6.670.926		6.670.926
Personal Docente	70	77		147	10.425.480		10.425.480
TOTAL	**352**	**298**		**650**	**66.491.010**		**66.491.010**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**175**	**150**	**325**	**69.914.314**
Empleados	59	15	74	12.384.233
Docentes	98	106	204	50.869.463
Obreros	18	29	47	6.660.618
Pensionados	**29**	**14**	**43**	**5.936.194**
Empleados	6	3	9	1.025.018
Docentes	18	8	26	4.138.333
Obreros	5	3	8	772.843
TOTAL	**204**	**164**	**368**	**75.850.508**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	149.959.479
4.02	Materiales, suministros y mercancías	36.885.431
4.03	Servicios no personales	56.195.009
4.04	Activos reales	6.550.000
4.07	Transferencias y donaciones	82.301.560
	TOTAL	331.891.479

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**326.250.344**
INGRESOS CORRIENTES ORDINARIOS	326.250.344
TRANSFERENCIAS CORRIENTES	326.250.344
Transferencias corrientes del sector público	326.250.344
Transferencias corrientes internas recibidas del sector público	326.250.344
De la República	326.250.344
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	326.250.344
-Ingresos Ordinarios	326.250.344
1.2 GASTOS CORRIENTES	**325.341.479**
GASTOS DE CONSUMO	243.039.919
Remuneraciones	149.959.479
Sueldos, salarios y otras retribuciones	68.786.010
Beneficios y complementos de sueldos y salarios	29.889.824
Aportes patronales	11.893.067
Prestaciones sociales y otras indemnizaciones	28.658.911
Asistencia socioeconómica	10.731.667
Compra de bienes y servicios	85.398.616
Bienes de consumo	36.885.431
Servicios no personales	48.513.185
Impuestos indirectos	7.681.824
TRANSFERENCIAS Y DONACIONES CORRIENTES	82.301.560
Al sector privado	79.854.681
Transferencias corrientes al sector privado	79.450.508
Directas a personas	79.450.508
Pensiones y otros beneficios asociados	5.936.194
Jubilaciones y otros beneficios asociados	69.914.314
Otras transferencias directas a personas	3.600.000
Donaciones corrientes al sector privado	404.173
Donaciones a personas	404.173
Al sector público	2.446.879
Transferencias corrientes al sector público	2.446.879
A los entes descentralizados sin fines empresariales para sus gastos	2.446.879
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**908.865**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	908.865
RECURSOS PROPIOS DE CAPITAL	908.865
Ahorro en cuenta corriente	908.865
2.2 GASTOS DE CAPITAL	6.550.000
INVERSIÓN REAL DIRECTA	6.550.000
Formación bruta de capital fijo	6.550.000
Maquinaria, equipos y otros bienes muebles	6.550.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	(5.641.135)
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	5.641.135
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.641.135
Disminución de otros activos financieros	5.641.135
Disminución de disponibilidades	5.641.135
Disminución de bancos	5.641.135
3.2 APLICACIONES FINANCIERAS	5.641.135
DÉFICIT FINANCIERO	5.641.135

A0029

Instituto Universitario de Tecnología Alonso Gamero, Coro

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA ALONSO GAMERO, CORO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Universitario de Tecnología Alonso Gamero, es un ente público con sólidos principios, valores éticos y morales, orientado a la docencia, investigación, extensión y producción. Formador de Profesionales Universitarios proactivos, de excelente calidad técnica y humana. Contribuyendo con su recurso humano al desarrollo armónico del país, en concordancia con los avances científicos, tecnológicos y sociales.

Su visión es, ser un Instituto Universitario de reconocido prestigio académico en constante innovación, vinculado al desarrollo integral del país.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	465.710.456
INGRESOS CORRIENTES ORDINARIOS	465.710.456
TRANSFERENCIAS CORRIENTES	465.710.456
Transferencias corrientes del sector público	465.710.456
Transferencias corrientes internas recibidas del sector público	465.710.456
De la República	465.710.456
TOTAL RECURSOS	465.710.456

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**428.107.192**
GASTOS DE CONSUMO	322.166.609
Remuneraciones	227.410.107
Sueldos, salarios y otras retribuciones	78.422.728
Beneficios y complementos de sueldos y salarios	59.157.915
Aportes patronales	20.699.670
Prestaciones sociales y otras indemnizaciones	24.319.290
Asistencia socioeconómica	44.810.504
Compra de bienes y servicios	84.750.430
Bienes de consumo	48.116.585
Servicios no personales	36.633.845
Impuestos indirectos	10.006.072
GASTOS DE LA PROPIEDAD	305.250
Derechos sobre bienes intangibles	305.250
TRANSFERENCIAS Y DONACIONES CORRIENTES	105.635.333
Al sector privado	102.142.505
Transferencias corrientes al sector privado	98.363.605
Directas a personas	86.907.985
Pensiones y otros beneficios asociados	13.364.568
Jubilaciones y otros beneficios asociados	71.518.417
Otras transferencias directas a personas	2.025.000
A instituciones sin fines de lucro	11.455.620
Donaciones corrientes al sector privado	3.778.900
Donaciones a personas	3.778.900
Al sector público	3.492.828
Transferencias corrientes al sector público	3.492.828
A los entes descentralizados sin fines empresariales para sus gastos	3.492.828
GASTOS DE CAPITAL	**37.603.264**
INVERSIÓN REAL DIRECTA	37.603.264
Formación bruta de capital fijo	36.967.554
Maquinaria, equipos y otros bienes muebles	36.967.554
Bienes intangibles	635.710
TOTAL EGRESOS	**465.710.456**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género: Fem.	Meta: Género: Masc.	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
129674	Formación de Estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	2.270					124.078.308				124.078.308
129731	Formación en Postgrado o Estudios Avanzados	matrícula	185					412.128				412.128
129940	Sistema de Recursos para la Formación e Intercambio Académico	usuario	6.890	5.500	1.390			14.114.827				14.114.827
129944	Investigación, innovación y gestion del conocimiento	investigación	250					561.982				561.982
129989	Sistema de Apoyo y Desarrollo Estudiantil	estudiante	46.266					17.833.668				17.833.668
130005	Intercambio y gestión del conocimiento con la sociedad	persona	361.300					10.214.379				10.214.379
130038	Territorialización y Municipalización de la Educación Universitaria	plan	18					2.216.288				2.216.288
130048	Desarrollo y Mantenimiento de la Infraestructura	metro cuadrado	93.804					119.411.822				119.411.822
TOTAL								288.843.402				288.843.402

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			72.779.839				72.779.839
02	Gestión Administrativa			19.204.230				19.204.230
03	Previsión y Protección Social			84.882.985				84.882.985
	TOTAL			**176.867.054**				**176.867.054**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**160**	**273**		**433**	**31.897.462**	**189.993**	**32.087.455**
Personal Administrativo	48	16		64	3.656.000		3.656.000
Personal Docente	94	128		222	21.350.018	189.993	21.540.011
Obrero	18	129		147	6.891.444		6.891.444
Personal Contratado	**417**	**344**		**761**	**46.335.273**		**46.335.273**
Personal Administrativo	187	74		261	16.690.443		16.690.443
Personal Docente	185	164		349	22.676.362		22.676.362
Obrero	45	106		151	6.968.468		6.968.468
TOTAL	**577**	**617**		**1.194**	**78.232.735**	**189.993**	**78.422.728**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**164**	**264**	**428**	**71.518.417**
Alto Nivel y de Dirección		2	2	415.725
Empleados	80	34	114	15.867.584
Docentes	59	160	219	42.244.107
Obreros	25	68	93	12.991.001
Pensionados	**50**	**40**	**90**	**13.364.568**
Empleados	6	2	8	3.936.168
Docentes	29	5	34	5.538.536
Obreros	15	33	48	3.889.864
TOTAL	**214**	**304**	**518**	**84.882.985**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	227.410.107
4.02	Materiales, suministros y mercancías	48.116.585
4.03	Servicios no personales	46.945.167
4.04	Activos reales	37.603.264
4.07	Transferencias y donaciones	105.635.333
	TOTAL	465.710.456

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	465.710.456
INGRESOS CORRIENTES ORDINARIOS	465.710.456
TRANSFERENCIAS CORRIENTES	465.710.456
Transferencias corrientes del sector público	465.710.456
Transferencias corrientes internas recibidas del sector público	465.710.456
De la República	465.710.456
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	465.710.456
- Ingresos Ordinarios	465.710.456
1.2 GASTOS CORRIENTES	428.107.192
GASTOS DE CONSUMO	322.166.609
Remuneraciones	227.410.107
Sueldos, salarios y otras retribuciones	78.422.728
Beneficios y complementos de sueldos y salarios	59.157.915
Aportes patronales	20.699.670
Prestaciones sociales y otras indemnizaciones	24.319.290
Asistencia socioeconómica	44.810.504
Compra de bienes y servicios	84.750.430
Bienes de consumo	48.116.585
Servicios no personales	36.633.845
Impuestos indirectos	10.006.072
GASTOS DE LA PROPIEDAD	305.250
Derechos sobre bienes intangibles	305.250
TRANSFERENCIAS Y DONACIONES CORRIENTES	105.635.333
Al sector privado	102.142.505
Transferencias corrientes al sector privado	98.363.605
Directas a personas	86.907.985
Pensiones y otros beneficios asociados	13.364.568
Jubilaciones y otros beneficios asociados	71.518.417
Otras transferencias directas a personas	2.025.000
A instituciones sin fines de lucro	11.455.620
Donaciones corrientes al sector privado	3.778.900
Donaciones a personas	3.778.900

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Al sector público	3.492.828
Transferencias corrientes al sector público	3.492.828
A los entes descentralizados sin fines empresariales para sus gastos	3.492.828
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**37.603.264**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**37.603.264**
RECURSOS PROPIOS DE CAPITAL	37.603.264
Ahorro en cuenta corriente	37.603.264
2.2 GASTOS DE CAPITAL	**37.603.264**
INVERSIÓN REAL DIRECTA	37.603.264
Formación bruta de capital fijo	36.967.554
Maquinaria, equipos y otros bienes muebles	36.967.554
Bienes intangibles	635.710
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0030

Instituto Universitario de Tecnología Agroindustrial Región Los Andes

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA AGROINDUSTRIAL REGIÓN LOS ANDES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Universitario de Tecnología Agroindustrial Región Los Andes, es un ente público con sólidos principios, valores éticos y morales, orientado a la docencia, investigación, extensión y producción. Formador de Profesionales Universitarios proactivos, de excelente calidad técnica y humana. Contribuyendo con su recurso humano al desarrollo armónico del país, en concordancia con los avances científicos, tecnológicos y sociales.

Su visión es, ser un Instituto Universitario de reconocido prestigio académico en constante innovación, vinculado al desarrollo integral del país. Teniendo como Norte la calidad humana y técnica de su personal y egresados.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**490.918.556**
INGRESOS CORRIENTES ORDINARIOS	490.918.556
TRANSFERENCIAS CORRIENTES	490.918.556
Transferencias corrientes del sector público	490.918.556
Transferencias corrientes internas recibidas del sector público	490.918.556
De la República	490.918.556
FUENTES FINANCIERAS	**19.816.559**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	19.816.559
Disminución de otros activos financieros	19.816.559
Disminución de disponibilidades	19.816.559
Disminución de bancos	19.816.559
TOTAL RECURSOS	510.735.115

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**472.379.737**
GASTOS DE CONSUMO	387.436.989
Remuneraciones	187.745.358
Sueldos, salarios y otras retribuciones	62.996.928
Beneficios y complementos de sueldos y salarios	40.931.394
Aportes patronales	15.364.194
Prestaciones sociales y otras indemnizaciones	39.721.161
Asistencia socioeconómica	28.731.681
Compra de bienes y servicios	175.915.151
Bienes de consumo	72.428.975
Servicios no personales	103.486.176
Impuestos indirectos	23.776.480
TRANSFERENCIAS Y DONACIONES CORRIENTES	84.942.748
Al sector privado	78.554.932
Transferencias corrientes al sector privado	78.554.932
Directas a personas	71.457.762
Pensiones y otros beneficios asociados	5.843.561
Jubilaciones y otros beneficios asociados	56.059.201
Otras transferencias directas a personas	9.555.000
A instituciones sin fines de lucro	7.097.170
Al sector público	6.387.816
Transferencias corrientes al sector público	6.387.816
A los entes descentralizados sin fines empresariales para sus gastos	3.681.891
A instituciones de protección social para atender beneficios de la seguridad social	2.705.925
GASTOS DE CAPITAL	**36.302.178**
INVERSIÓN REAL DIRECTA	36.302.178
Formación bruta de capital fijo	36.302.178
Maquinaria, equipos y otros bienes muebles	28.171.678
Construcciones de bienes de dominio privado	8.130.500

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**2.053.200**
DISMINUCIÓN DE PASIVOS	2.053.200
Disminución de cuentas y efectos por pagar	2.053.200
Disminución de cuentas y efectos por pagar a corto plazo	2.053.200
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.352.992
Disminución de aportes patronales y retenciones laborales por pagar	700.208
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme)	700.208
TOTAL EGRESOS	**510.735.115**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
						Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
				Fem.	Masc.		Proyectos por Endeudamiento	Otras				
129760	Formación de estudiantes en los programas nacionales de formación (PNF)	matrícula	7.382					102.912.392				102.912.392
129792	Formación en postgrado o estudios avanzados	matrícula	180					39.833				39.833
129795	Investigación, Innovación y Gestión del Conocimiento	investigación	2					116.389				116.389
129907	Sistema de recursos para la formación e intercambio académico	usuario	40.000	20.200	19.800			18.049.400				18.049.400
129913	Sistema de apoyo al desarrollo estudiantil	estudiante	7.382					52.422.572				52.422.572
129929	Intercambio y gestión del conocimiento con la sociedad	persona	379.089					4.175.821				4.175.821
129996	Desarrollo y mantenimiento de la infraestructura.	metro cuadrado	330.619					96.143.557			15.347.100	111.490.657
130003	Territorialización y municipalización de la educación universitaria.	plan	3					642.107				642.107
TOTAL								274.502.071			15.347.100	289.849.171

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			57.557.246				57.557.246
02	Gestión Administrativa			96.956.477			4.469.459	101.425.936
03	Previsión y Protección Social			61.902.762				61.902.762
	TOTAL			**216.416.485**			**4.469.459**	**220.885.944**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**308**	**227**		**535**	**39.029.488**	**800**	**39.030.288**
Alto Nivel y de Dirección		1		1	130.324		130.324
Directivo		2		2	260.648		260.648
Personal Administrativo	166	3		169	10.209.144	800	10.209.944
Personal Docente	90	111		201	20.569.168		20.569.168
Obrero	52	110		162	7.860.204		7.860.204
Personal Fijo a Tiempo Parcial	**10**	**28**		**38**	**1.627.224**		**1.627.224**
Personal Administrativo	1	3		4	233.636		233.636
Personal Docente	9	25		34	1.393.588		1.393.588
Personal Contratado	**164**	**171**		**335**	**20.959.416**		**20.959.416**
Personal Administrativo	89	45		134	9.066.424		9.066.424
Personal Docente	58	81		139	7.052.776		7.052.776
Obrero	17	45		62	4.840.216		4.840.216
TOTAL	**482**	**426**		**908**	**61.616.128**	**800**	**61.616.928**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**164**	**226**	**390**	**56.059.201**
Empleados	77	18	95	11.839.864
Docentes	69	161	230	36.213.119
Obreros	18	47	65	8.006.218
Pensionados	**45**	**14**	**59**	**5.843.561**
Empleados	5	1	6	506.034
Docentes	34	9	43	4.430.410
Obreros	6	4	10	907.117
TOTAL	**209**	**240**	**449**	**61.902.762**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	187.745.358
4.02	Materiales, suministros y mercancías	72.428.975
4.03	Servicios no personales	127.262.656
4.04	Activos reales	36.302.178
4.07	Transferencias y donaciones	84.942.748
4.11	Disminución de pasivos	2.053.200
	TOTAL	510.735.115

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**490.918.556**
INGRESOS CORRIENTES ORDINARIOS	490.918.556
TRANSFERENCIAS CORRIENTES	490.918.556
Transferencias corrientes del sector público	490.918.556
Transferencias corrientes internas recibidas del sector público	490.918.556
De la República	490.918.556
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	490.918.556
- Ingresos Ordinarios	490.918.556
1.2 GASTOS CORRIENTES	**472.379.737**
GASTOS DE CONSUMO	387.436.989
Remuneraciones	187.745.358
Sueldos, salarios y otras retribuciones	62.996.928
Beneficios y complementos de sueldos y salarios	40.931.394
Aportes patronales	15.364.194
Prestaciones sociales y otras indemnizaciones	39.721.161
Asistencia socioeconómica	28.731.681
Compra de bienes y servicios	175.915.151
Bienes de consumo	72.428.975
Servicios no personales	103.486.176
Impuestos indirectos	23.776.480
TRANSFERENCIAS Y DONACIONES CORRIENTES	84.942.748
Al sector privado	78.554.932
Transferencias corrientes al sector privado	78.554.932
Directas a personas	71.457.762
Pensiones y otros beneficios asociados	5.843.561
Jubilaciones y otros beneficios asociados	56.059.201
Otras transferencias directas a personas	9.555.000
A instituciones sin fines de lucro	7.097.170
Al sector público	6.387.816
Transferencias corrientes al sector público	6.387.816
A los entes descentralizados sin fines empresariales para sus gastos	3.681.891
A instituciones de protección social para atender beneficios de la seguridad social	2.705.925
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**18.538.819**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**18.538.819**
RECURSOS PROPIOS DE CAPITAL	18.538.819
Ahorro en cuenta corriente	18.538.819
2.2 GASTOS DE CAPITAL	**36.302.178**
INVERSIÓN REAL DIRECTA	36.302.178
Formación bruta de capital fijo	36.302.178
Maquinaria, equipos y otros bienes muebles	28.171.678
Construcciones de bienes de dominio privado	8.130.500
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(17.763.359)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**19.816.559**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	19.816.559
Disminución de otros activos financieros	19.816.559
Disminución de disponibilidades	19.816.559
Disminución de bancos	19.816.559
3.2 APLICACIONES FINANCIERAS	**19.816.559**
DISMINUCIÓN DE PASIVOS	2.053.200
Disminución de cuentas y efectos por pagar	2.053.200
Disminución de cuentas y efectos por pagar a corto plazo	2.053.200
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.352.992
Disminución de aportes patronales y retenciones laborales por pagar	700.208
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme)	700.208
DÉFICIT FINANCIERO	17.763.359

A0032

Instituto Universitario de Tecnología de los Llanos

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE LOS LLANOS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Universitario de Tecnología de Los Llanos, es una institución educativa fundamentada en los más sólidos principios de ética, justicia y libertad que promueve la formación de profesionales con una alta calificación académica, capacitados para participar en el desarrollo económico, social y cultural de esta región central del país, a través de los diversos proyectos previstos por ejecutar.

Desde esta perspectiva, el desarrollo del Instituto Universitario y su entorno se fundamenta en una misión y visión de futuro permitiéndole alcanzar los objetivos donde interactúen todos sus miembros, en un clima organizacional con elevados valores éticos y morales, generando conocimientos, metodologías y tecnologías en un ambiente caracterizado por la excelencia, efectividad, liderazgo y compromiso con la sociedad.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**346.019.893**
INGRESOS CORRIENTES ORDINARIOS	346.019.893
TRANSFERENCIAS CORRIENTES	346.019.893
Transferencias corrientes del sector público	346.019.893
Transferencias corrientes internas recibidas del sector público	346.019.893
De la República	346.019.893
FUENTES FINANCIERAS	**20.760.522**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	20.760.522
Disminución de otros activos financieros	20.760.522
Disminución de disponibilidades	20.760.522
Disminución de bancos	20.760.522
TOTAL RECURSOS	**366.780.415**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	326.249.854
GASTOS DE CONSUMO	270.895.656
Remuneraciones	152.737.219
Sueldos, salarios y otras retribuciones	50.509.004
Beneficios y complementos de sueldos y salarios	38.881.043
Aportes patronales	9.098.831
Prestaciones sociales y otras indemnizaciones	15.757.711
Asistencia socioeconómica	38.490.630
Compra de bienes y servicios	103.907.027
Bienes de consumo	48.103.456
Servicios no personales	55.803.571
Impuestos indirectos	14.251.410
TRANSFERENCIAS Y DONACIONES CORRIENTES	55.354.198
Al sector privado	52.759.049
Transferencias corrientes al sector privado	51.101.049
Directas a personas	49.828.330
Pensiones y otros beneficios asociados	5.710.540
Jubilaciones y otros beneficios asociados	41.389.790
Otras transferencias directas a personas	2.728.000
A instituciones sin fines de lucro	805.641
Otras transferencias corrientes internas al sector privado	467.078
Donaciones corrientes al sector privado	1.658.000
Donaciones a personas	1.658.000
Al sector público	2.595.149
Transferencias corrientes al sector público	2.595.149
A los entes descentralizados sin fines empresariales para sus gastos	2.595.149
GASTOS DE CAPITAL	32.863.892
INVERSIÓN REAL DIRECTA	32.863.892
Formación bruta de capital fijo	32.863.892
Maquinaria, equipos y otros bienes muebles	32.863.892
APLICACIONES FINANCIERAS	7.666.669
DISMINUCIÓN DE PASIVOS	7.666.669
Disminución de otros pasivos	7.666.669
Disminución de otros pasivos a corto plazo	7.666.669
TOTAL EGRESOS	**366.780.415**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
130111	Formación de estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	8.240					70.540.940				70.540.940
130114	Investigación, innovación y gestión del conocimiento	investigación	12					1.910.472				1.910.472
130138	Sistema de recursos para la formación e intercambio académico	usuario	8.444	4.252	4.192			34.342.816				34.342.816
130160	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	7.798					20.405.762				20.405.762
130176	Intercambio y Gestión del Conocimiento con la Sociedad	persona	7.798					13.339.101				13.339.101
130200	Territorialización y Municipalización de la Educación Universitaria	plan	12					1.483.710				1.483.710
130209	Desarrollo y mantenimiento de la Infraestructura	metro cuadrado	90.000					63.148.789			8.470.578	71.619.367
TOTAL								205.171.590			8.470.578	213.642.168

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos - Ingresos - Ingresos Propios	Transferencias y Donaciones - De la República - Proyectos por Endeudamiento	Transferencias y Donaciones - De la República - Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			40.110.034			12.289.944	52.399.978
02	Gestión Administrativa			53.637.939				53.637.939
03	Previsión y Protección Social			47.100.330				47.100.330
	TOTAL			140.848.303			12.289.944	153.138.247

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**149**	**218**		**367**	**28.534.804**		**28.534.804**
Directivo	1			1	147.248		147.248
Profesional y Técnico	38	24		62	4.354.368		4.354.368
Personal Administrativo	4	3		7	371.980		371.980
Personal Docente	85	93		178	17.754.044		17.754.044
Personal Médico	3	1		4	255.600		255.600
Obrero	18	97		115	5.651.564		5.651.564
Personal Contratado	**167**	**167**		**334**	**18.967.252**		**18.967.252**
Directivo		1		1	35.632		35.632
Profesional y Técnico	57	33		90	6.360.552		6.360.552
Personal Administrativo	7	3		10	506.160		506.160
Personal Docente	90	115		205	10.341.312		10.341.312
Personal Médico	11	6		17	1.217.132		1.217.132
Obrero	2	9		11	506.464		506.464
TOTAL	**316**	**385**		**701**	**47.502.056**		**47.502.056**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**96**	**142**	**238**	**41.389.790**
Empleados	47	10	57	9.176.544
Docentes	36	67	103	19.947.376
Obreros	13	65	78	12.265.870
Pensionados	**3**	**43**	**46**	**5.710.540**
Empleados		6	6	781.316
Docentes	2	22	24	3.169.972
Obreros	1	15	16	1.759.252
TOTAL	**99**	**185**	**284**	**47.100.330**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	152.737.219
4.02	Materiales, suministros y mercancías	48.103.456
4.03	Servicios no personales	70.054.981
4.04	Activos reales	32.863.892
4.07	Transferencias y donaciones	55.354.198
4.11	Disminución de pasivos	7.666.669
	TOTAL	366.780.415

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	346.019.893
INGRESOS CORRIENTES ORDINARIOS	346.019.893
TRANSFERENCIAS CORRIENTES	346.019.893
Transferencias corrientes del sector público	346.019.893
Transferencias corrientes internas recibidas del sector público	346.019.893
De la República	346.019.893
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnologia	346.019.893
- Ingresos Ordinarios	346.019.893
1.2 GASTOS CORRIENTES	326.249.854
GASTOS DE CONSUMO	270.895.656
Remuneraciones	152.737.219
Sueldos, salarios y otras retribuciones	50.509.004
Beneficios y complementos de sueldos y salarios	38.881.043
Aportes patronales	9.098.831
Prestaciones sociales y otras indemnizaciones	15.757.711
Asistencia socioeconómica	38.490.630
Compra de bienes y servicios	103.907.027
Bienes de consumo	48.103.456
Servicios no personales	55.803.571
Impuestos indirectos	14.251.410
TRANSFERENCIAS Y DONACIONES CORRIENTES	55.354.198
Al sector privado	52.759.049
Transferencias corrientes al sector privado	51.101.049
Directas a personas	49.828.330
Pensiones y otros beneficios asociados	5.710.540
Jubilaciones y otros beneficios asociados	41.389.790
Otras transferencias directas a personas	2.728.000
A instituciones sin fines de lucro	805.641
Otras transferencias corrientes internas al sector privado	467.078
Donaciones corrientes al sector privado	1.658.000
Donaciones a personas	1.658.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Al sector público	2.595.149
Transferencias corrientes al sector público	2.595.149
A los entes descentralizados sin fines empresariales para sus gastos	2.595.149
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**19.770.039**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**19.770.039**
RECURSOS PROPIOS DE CAPITAL	19.770.039
Ahorro en cuenta corriente	19.770.039
2.2 GASTOS DE CAPITAL	**32.863.892**
INVERSIÓN REAL DIRECTA	32.863.892
Formación bruta de capital fijo	32.863.892
Maquinaria, equipos y otros bienes muebles	32.863.892
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(13.093.853)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**20.760.522**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	20.760.522
Disminución de otros activos financieros	20.760.522
Disminución de disponibilidades	20.760.522
Disminución de bancos	20.760.522
3.2 APLICACIONES FINANCIERAS	**20.760.522**
DISMINUCIÓN DE PASIVOS	7.666.669
Disminución de otros pasivos	7.666.669
Disminución de otros pasivos a corto plazo	7.666.669
DÉFICIT FINANCIERO	13.093.853

A0033

Instituto Universitario de Tecnología de Maracaibo

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE MARACAIBO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El objetivo fundamental del Instituto Universitario de Tecnología de Maracaibo, es la formación de profesionales de alta calidad técnica, científica y tecnológica, capaces de egresar como emprendedores que desarrollen proyectos para generar empleos y no como datos para la estadística de desempleo en el país, comprometidos con la solución de los problemas más apremiantes de su comunidad, a partir de las potencialidades que ofrece nuestro territorio.

Esta institución imparte las carreras de Ciencias Agropecuarias, Obras Civiles, Metalurgia, Geología, Informática y Administración en los turnos matutino, vespertino y nocturno. A la vez se dictan clases de especialización en los postgrados de Administración de Empresas, Corrosión y Materiales, Relaciones Comerciales e Industriales, Geología Petrolera, Administración de Personal, Protección y Seguridad Industrial. En esta casa de estudios también encontramos el trabajo de las misiones Sucre, Cultura y Barrio Adentro; con las cuales las puertas del instituto se abrieron profundamente al trabajo hermanado con la comunidad y sus necesidades.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**688.736.323**
INGRESOS CORRIENTES ORDINARIOS	688.736.323
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.000
Venta de otros bienes y servicios	1.000
INGRESOS DE LA PROPIEDAD	500.000
Intereses	500.000
Intereses internos	500.000
Intereses por depósitos	500.000
TRANSFERENCIAS CORRIENTES	688.235.323
Transferencias corrientes del sector público	688.235.323
Transferencias corrientes internas recibidas del sector público	688.235.323
De la República	688.235.323
FUENTES FINANCIERAS	**6.825.509**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	6.825.509
Disminución de otros activos financieros	6.825.509
Disminución de disponibilidades	6.825.509
Disminución de bancos	6.825.509
TOTAL RECURSOS	**695.561.832**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**669.403.787**
GASTOS DE CONSUMO	569.098.122
Remuneraciones	244.577.141
Sueldos, salarios y otras retribuciones	59.063.217
Beneficios y complementos de sueldos y salarios	38.384.958
Aportes patronales	14.005.330
Prestaciones sociales y otras indemnizaciones	93.118.951
Asistencia socioeconómica	40.004.685
Compra de bienes y servicios	285.384.808
Bienes de consumo	94.232.079
Servicios no personales	191.152.729
Impuestos indirectos	39.136.173
TRANSFERENCIAS Y DONACIONES CORRIENTES	100.305.665
Al sector privado	97.473.481
Transferencias corrientes al sector privado	89.837.331
Directas a personas	81.798.831
Pensiones y otros beneficios asociados	12.922.306
Jubilaciones y otros beneficios asociados	62.006.525
Otras transferencias directas a personas	6.870.000
A instituciones sin fines de lucro	8.038.500
Donaciones corrientes al sector privado	7.636.150
Donaciones a personas	7.636.150
Al sector público	2.832.184
Transferencias corrientes al sector público	2.832.184
A los entes descentralizados sin fines empresariales para sus gastos	2.832.184
GASTOS DE CAPITAL	**21.187.045**
INVERSIÓN REAL DIRECTA	21.187.045
Formación bruta de capital fijo	21.187.045
Maquinaria, equipos y otros bienes muebles	21.187.045
APLICACIONES FINANCIERAS	**4.971.000**
DISMINUCIÓN DE PASIVOS	4.971.000
Disminución de cuentas y efectos por pagar	1.256.000
Disminución de cuentas y efectos por pagar a corto plazo	1.256.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	971.000
Disminución cuentas por pagar a proveedores a corto plazo	285.000
Disminución de otros pasivos	3.715.000
Disminución de otros pasivos a corto plazo	3.715.000
TOTAL EGRESOS	**695.561.832**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129690	Sistema de Recursos para la formación e intercambio Académico	usuario	12.374	6.665	5.709			27.168.934				27.168.934
129747	Formación de Estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	14.247					189.498.492				189.498.492
129777	Intercambio y gestión del Conocimiento con la Sociedad	persona	30.000					27.973.697				27.973.697
129788	Formación de Postgrado o Estudios Avanzados	matrícula	171					2.324.420				2.324.420
129854	Investigación, Innovación y Gestión del Conocimiento	investigación	40					6.442.209				6.442.209
129936	Territorialización y Municipalización de la Educación Universitaria	plan	4					10.882.608				10.882.608
129954	Desarrollo y mantenimiento de infraestructura	metro cuadrado	55.000					181.397.657				181.397.657
129978	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	12.374					79.512.562			4.899.862	84.412.424
TOTAL								525.200.579			4.899.862	530.100.441

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			53.361.528				53.361.528
02	Gestión Administrativa	501.000		34.744.385			1.925.647	37.171.032
03	Previsión y Protección Social			74.928.831				74.928.831
	TOTAL	501.000		163.034.744			1.925.647	165.461.391

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**318**	**342**	**60**	**720**	**41.021.751**		**41.021.751**
Profesional y Técnico	46	35	13	94	4.757.058		4.757.058
Personal Administrativo	24	7	5	36	1.303.830		1.303.830
Personal Docente	165	159	19	343	25.857.396		25.857.396
Obrero	83	141	23	247	9.103.467		9.103.467
Personal Contratado	**198**	**197**		**395**	**17.879.466**		**17.879.466**
Profesional y Técnico	15	5		20	999.456		999.456
Personal Administrativo	78	63		141	5.102.433		5.102.433
Personal Docente	85	86		171	9.570.399		9.570.399
Obrero	20	43		63	2.207.178		2.207.178
TOTAL	**516**	**539**	**60**	**1.115**	**58.901.217**		**58.901.217**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**232**	**206**	**438**	**62.006.525**
Empleados	80	17	97	11.194.617
Docentes	109	140	249	42.035.877
Obreros	43	49	92	8.776.031
Pensionados	**13**	**54**	**67**	**12.922.306**
Empleados	3	4	7	800.017
Docentes	8	40	48	11.102.173
Obreros	2	10	12	1.020.116
TOTAL	**245**	**260**	**505**	**74.928.831**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	244.577.141
4.02	Materiales, suministros y mercancías	94.232.079
4.03	Servicios no personales	230.288.902
4.04	Activos reales	21.187.045
4.07	Transferencias y donaciones	100.305.665
4.11	Disminución de pasivos	4.971.000
	TOTAL	**695.561.832**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**688.736.323**
INGRESOS CORRIENTES ORDINARIOS	688.736.323
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.000
Venta de otros bienes y servicios	1.000
INGRESOS DE LA PROPIEDAD	500.000
Intereses	500.000
Intereses internos	500.000
Intereses por depósitos	500.000
TRANSFERENCIAS CORRIENTES	688.235.323
Transferencias corrientes del sector público	688.235.323
Transferencias corrientes internas recibidas del sector público	688.235.323
De la República	688.235.323
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	688.235.323
-Ingresos Ordinarios	688.235.323
1.2 GASTOS CORRIENTES	**669.403.787**
GASTOS DE CONSUMO	569.098.122
Remuneraciones	244.577.141
Sueldos, salarios y otras retribuciones	59.063.217
Beneficios y complementos de sueldos y salarios	38.384.958
Aportes patronales	14.005.330
Prestaciones sociales y otras indemnizaciones	93.118.951
Asistencia socioeconómica	40.004.685
Compra de bienes y servicios	285.384.808
Bienes de consumo	94.232.079
Servicios no personales	191.152.729
Impuestos indirectos	39.136.173
TRANSFERENCIAS Y DONACIONES CORRIENTES	100.305.665
Al sector privado	97.473.481
Transferencias corrientes al sector privado	89.837.331
Directas a personas	81.798.831
Pensiones y otros beneficios asociados	12.922.306
Jubilaciones y otros beneficios asociados	62.006.525
Otras transferencias directas a personas	6.870.000
A instituciones sin fines de lucro	8.038.500

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Donaciones corrientes al sector privado	7.636.150
Donaciones a personas	7.636.150
Al sector público	2.832.184
Transferencias corrientes al sector público	2.832.184
A los entes descentralizados sin fines empresariales para sus gastos	2.832.184
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**19.332.536**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**19.332.536**
RECURSOS PROPIOS DE CAPITAL	19.332.536
Ahorro en cuenta corriente	19.332.536
2.2 GASTOS DE CAPITAL	**21.187.045**
INVERSIÓN REAL DIRECTA	21.187.045
Formación bruta de capital fijo	21.187.045
Maquinaria, equipos y otros bienes muebles	21.187.045
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(1.854.509)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**6.825.509**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	6.825.509
Disminución de otros activos financieros	6.825.509
Disminución de disponibilidades	6.825.509
Disminución de bancos	6.825.509
3.2 APLICACIONES FINANCIERAS	**6.825.509**
DISMINUCIÓN DE PASIVOS	4.971.000
Disminución de cuentas y efectos por pagar	1.256.000
Disminución de cuentas y efectos por pagar a corto plazo	1.256.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	971.000
Disminución cuentas por pagar a proveedores a corto plazo	285.000
Disminución de otros pasivos	3.715.000
Disminución de otros pasivos a corto plazo	3.715.000
DÉFICIT FINANCIERO	1.854.509

A0035

Instituto Universitario de Tecnología de Yaracuy

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE YARACUY

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Universitario de Tecnología de Yaracuy, tiene la misión de formar profesionales en el área agroalimentaria, específicamente, Técnico Superior Universitario en Agrícola, Pecuaria y Recursos Naturales, enfocados en la agro ecología; en el área agroindustrial como Técnicos Superiores Universitarios en Alimentos, con formación enmarcada en la seguridad agroalimentaria y en el desarrollo sustentable; en el área gerencial, se forman Técnicos Superiores Universitarios en Administración y en el área de la Salud, Técnicos Superiores en Enfermería, la formación de tales profesionales está enmarcada en la solidaridad, crecimiento sostenible, ética y responsabilidad social, garantizando el desarrollo integral del País y de la Región Yaracuyana, contribuyendo con el logro de la soberanía y seguridad agroalimentaria, la eco seguridad ambiental y el fortalecimiento del área de la salud a través de la prevención y atención primaria, así como, la capacitación para la formulación y ejecución de proyectos comunitarios.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**345.097.895**
INGRESOS CORRIENTES ORDINARIOS	345.097.895
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	100.000
Venta de otros bienes y servicios	100.000
INGRESOS DE LA PROPIEDAD	400.000
Intereses	400.000
Intereses internos	400.000
Intereses por depósitos	400.000
TRANSFERENCIAS CORRIENTES	344.597.895
Transferencias corrientes del sector público	344.597.895
Transferencias corrientes internas recibidas del sector público	344.597.895
De la República	344.597.895
FUENTES FINANCIERAS	**3.500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.500.000
Disminución de otros activos financieros	3.500.000
Disminución de disponibilidades	3.500.000
Disminución de bancos	3.500.000
TOTAL RECURSOS	**348.597.895**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	336.594.723
GASTOS DE CONSUMO	272.270.928
Remuneraciones	123.052.701
Sueldos, salarios y otras retribuciones	46.678.858
Beneficios y complementos de sueldos y salarios	23.466.523
Aportes patronales	5.884.786
Prestaciones sociales y otras indemnizaciones	21.334.388
Asistencia socioeconómica	25.310.552
Otros gastos de personal	377.594
Compra de bienes y servicios	133.674.838
Bienes de consumo	90.331.202
Servicios no personales	43.343.636
Impuestos indirectos	15.543.389
TRANSFERENCIAS Y DONACIONES CORRIENTES	64.323.795
Al sector privado	61.857.809
Transferencias corrientes al sector privado	61.797.809
Directas a personas	60.278.489
Pensiones y otros beneficios asociados	3.054.469
Jubilaciones y otros beneficios asociados	48.564.020
Otras transferencias directas a personas	8.660.000
A instituciones sin fines de lucro	1.519.320
Donaciones corrientes al sector privado	60.000
Donaciones a personas	60.000
Al sector público	2.465.986
Transferencias corrientes al sector público	2.465.986
A los entes descentralizados sin fines empresariales para sus gastos	2.465.986
GASTOS DE CAPITAL	7.154.286
INVERSIÓN REAL DIRECTA	7.154.286
Formación bruta de capital fijo	7.154.286
Maquinaria, equipos y otros bienes muebles	7.154.286
APLICACIONES FINANCIERAS	4.848.886
DISMINUCIÓN DE PASIVOS	4.848.886
Disminución de cuentas y efectos por pagar	3.500.000
Disminución de cuentas y efectos por pagar a corto plazo	3.500.000
Disminución de aportes patronales y retenciones laborales por pagar	2.349.366

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	1.500.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme)	100.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	100.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	100.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	200.000
Disminución de otras retenciones laborales por pagar	349.366
Disminución cuentas por pagar a proveedores a corto plazo	1.150.634
Disminución de otros pasivos	1.348.886
Disminución de otros pasivos a corto plazo	1.348.886
TOTAL EGRESOS	**348.597.895**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
129986	Formación de estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	8.755					71.905.158				71.905.158
130020	Formación de estudiantes en carreras	matrícula	655					28.300.438				28.300.438
130047	Formación en post grado o estudios avanzados	matrícula	62					118.795				118.795
130121	Investigación, innovación y gestión del conocimiento	investigación	8					146.024				146.024
130131	Sistema de recursos para la formación e intercambio académico	usuario	9.410	5.234	4.176			7.319.919				7.319.919
130148	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	912					30.811.309				30.811.309
130186	Intercambio y Gestión del Conocimiento con la Sociedad	persona	5.238					4.093.732				4.093.732
130194	Desarrollo y mantenimiento de la infraestructura	metro cuadrado	88.000					55.910.230				55.910.230
130203	Territorialización y Municipalización de la Educación Universitaria	plan	1					4.384.013				4.384.013
TOTAL								202.989.618				202.989.618

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			24.536.680				24.536.680
02	Gestión Administrativa	500.000		65.453.108			3.500.000	69.453.108
03	Previsión y Protección Social			51.618.489				51.618.489
	TOTAL	500.000		141.608.277			3.500.000	145.608.277

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**152**	**146**		**298**	**21.147.612**		**21.147.612**
Alto Nivel y de Dirección		1		1	115.480		115.480
Profesional y Técnico	13	14		27	1.897.852		1.897.852
Personal Administrativo	27	5		32	1.558.544		1.558.544
Personal Docente	75	57		132	12.387.888		12.387.888
Personal de Investigación	2	5		7	353.268		353.268
Obrero	35	64		99	4.834.580		4.834.580
Personal Fijo a Tiempo Parcial	**16**	**8**		**24**	**930.504**		**930.504**
Personal Docente	16	8		24	930.504		930.504
Personal Contratado	**173**	**118**		**291**	**16.292.968**		**16.292.968**
Profesional y Técnico	6	2		8	572.052		572.052
Personal Administrativo	29	4		33	1.589.412		1.589.412
Personal Docente	120	85		205	12.219.680		12.219.680
Personal de Investigación	9	8		17	643.576		643.576
Obrero	9	19		28	1.268.248		1.268.248
TOTAL	**341**	**272**		**613**	**38.371.084**		**38.371.084**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**157**	**140**	**297**	**48.564.020**
Empleados	60	13	73	11.742.607
Docentes	62	85	147	27.359.953
Obreros	35	42	77	9.461.460
Pensionados	**21**	**7**	**28**	**3.054.469**
Empleados	6		6	659.614
Docentes	9	3	12	1.350.552
Obreros	6	4	10	1.044.303
TOTAL	**178**	**147**	**325**	**51.618.489**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	123.052.701
4.02	Materiales, suministros y mercancías	90.331.202
4.03	Servicios no personales	58.887.025
4.04	Activos reales	7.154.286
4.07	Transferencias y donaciones	64.323.795
4.11	Disminución de pasivos	4.848.886
	TOTAL	**348.597.895**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**345.097.895**
INGRESOS CORRIENTES ORDINARIOS	345.097.895
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	100.000
Venta de otros bienes y servicios	100.000
INGRESOS DE LA PROPIEDAD	400.000
Intereses	400.000
Intereses internos	400.000
Intereses por depósitos	400.000
TRANSFERENCIAS CORRIENTES	344.597.895
Transferencias corrientes del sector público	344.597.895
Transferencias corrientes internas recibidas del sector público	344.597.895
De la República	344.597.895
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	344.597.895
Ingresos Ordinarios	344.597.895
1.2 GASTOS CORRIENTES	**336.594.723**
GASTOS DE CONSUMO	272.270.928
Remuneraciones	123.052.701
Sueldos, salarios y otras retribuciones	46.678.858
Beneficios y complementos de sueldos y salarios	23.466.523
Aportes patronales	5.884.786
Prestaciones sociales y otras indemnizaciones	21.334.388
Asistencia socioeconómica	25.310.552
Otros gastos de personal	377.594
Compra de bienes y servicios	133.674.838
Bienes de consumo	90.331.202
Servicios no personales	43.343.636
Impuestos indirectos	15.543.389
TRANSFERENCIAS Y DONACIONES CORRIENTES	64.323.795
Al sector privado	61.857.809
Transferencias corrientes al sector privado	61.797.809
Directas a personas	60.278.489
Pensiones y otros beneficios asociados	3.054.469
Jubilaciones y otros beneficios asociados	48.564.020
Otras transferencias directas a personas	8.660.000
A instituciones sin fines de lucro	1.519.320
Donaciones corrientes al sector privado	60.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Donaciones a personas	60.000
Al sector público	2.465.986
Transferencias corrientes al sector público	2.465.986
A los entes descentralizados sin fines empresariales para sus gastos	2.465.986
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**8.503.172**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**8.503.172**
RECURSOS PROPIOS DE CAPITAL	8.503.172
Ahorro en cuenta corriente	8.503.172
2.2 GASTOS DE CAPITAL	**7.154.286**
INVERSIÓN REAL DIRECTA	7.154.286
Formación bruta de capital fijo	7.154.286
Maquinaria, equipos y otros bienes muebles	7.154.286
2.3 RESULTADO FINANCIERO : SUPERAVIT	**1.348.886**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**4.848.886**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.500.000
Disminución de otros activos financieros	3.500.000
Disminución de disponibilidades	3.500.000
Disminución de bancos	3.500.000
SUPERÁVIT FINANCIERO	1.348.886
3.2 APLICACIONES FINANCIERAS	**4.848.886**
DISMINUCIÓN DE PASIVOS	4.848.886
Disminución de cuentas y efectos por pagar	3.500.000
Disminución de cuentas y efectos por pagar a corto plazo	3.500.000
Disminución de aportes patronales y retenciones laborales por pagar	2.349.366
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	1.500.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme)	100.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	100.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	100.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	200.000
Disminución de otras retenciones laborales por pagar	349.366
Disminución cuentas por pagar a proveedores a corto plazo	1.150.634
Disminución de otros pasivos	1.348.886
Disminución de otros pasivos a corto plazo	1.348.886

A0036

Instituto Universitario de Tecnología de Puerto Cabello

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE PUERTO CABELLO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Universitario de Tecnología de Puerto Cabello, es una institución pública orientada a la formación de Técnicos Superiores Universitarios, con amplios criterios de innovación, conocimientos y técnicas, que permiten una adecuada respuesta y adaptación a los cambios y transformaciones de las organizaciones, consustanciados ética y moralmente con la sociedad. Así mismo, ofrece a la comunidad un profesional universitario con capacidad supervisora e investigativa, crítico y productivo, con los conocimientos teóricos-prácticos necesarios para desenvolverse con eficacia en el campo laboral. Nuestra organización promueve entre sus miembros, la investigación y la extensión con el propósito de satisfacer necesidades internas y de su entorno.

El Instituto Universitario de Tecnología Puerto Cabello, fue creado para cumplir con la formación de Técnico Superior Universitario en las unidades curriculares de: Mecánica Industrial, Metalurgia y Mecánica Térmica, se han insertado las unidades curriculares de Mecánica Automotriz y más recientemente con la Extensión de la Costa Oriental del Estado Falcón, en la Sede Chichiriviche, se dictan las unidades curriculares de: Gestión Hotelera, Turística y Mecánica.

El Instituto, tiene como visión cumplir los requisitos necesarios de la Misión Alma Mater, para transformarse mediante decreto presidencial, en Universidad Politécnica, dedicada al desarrollo y divulgación del conocimiento en las áreas de ciencia, tecnología y a la comprensión del hombre en sus dimensiones histórico social, así como también, una imagen que propicia la transformación institucional para proyectarse como una organización de prestigio académico y con la participación y beneficio de su comunidad y su entorno.

El Instituto centra sus valores institucionales en lo siguiente:

- Promover el desarrollo comunitario de la región donde se encuentran establecido.
- Ofrecer una formación integral de sólido basamento ético y humanístico a sus estudiantes.
- Desarrollar en los estudiantes una actitud crítica a problemas de la sociedad contemporánea y suministrar instrumentos conceptuales básicos que le permitan alcanzar con éxito los futuros retos profesionales.
- Dirigir programas que conduzcan a la formación de un profesional altamente calificado en áreas de su competencia, dentro de los parámetros de la excelencia académica, de tal manera que pueda propiciar instrumentos de cambios permanentemente en la comunidad donde se desempeña.
- Realizar programas de investigación, atendiendo a las necesidades y requerimientos locales, regionales y nacionales del sistema productivo y económico del medio social.
- Establecer nuevas orientaciones, modernos sistemas de aprendizaje y estructuras en la educación universitaria.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**303.543.232**
INGRESOS CORRIENTES ORDINARIOS	303.543.232
INGRESOS DE LA PROPIEDAD	200.000
Intereses	200.000
Intereses internos	200.000
Intereses por depósitos	200.000
TRANSFERENCIAS CORRIENTES	303.343.232
Transferencias corrientes del sector público	303.343.232
Transferencias corrientes internas recibidas del sector público	303.343.232
De la República	303.343.232
FUENTES FINANCIERAS	**300.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	300.000
Disminución de otros activos financieros	300.000
Disminución de disponibilidades	300.000
Disminución de caja	300.000
TOTAL RECURSOS	**303.843.232**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**282.606.134**
GASTOS DE CONSUMO	242.022.880
Remuneraciones	125.971.890
Sueldos, salarios y otras retribuciones	41.019.043
Beneficios y complementos de sueldos y salarios	32.159.186
Aportes patronales	9.503.371
Prestaciones sociales y otras indemnizaciones	28.198.684
Asistencia socioeconómica	15.091.606
Compra de bienes y servicios	105.185.092
Bienes de consumo	36.433.828
Servicios no personales	68.751.264
Impuestos indirectos	10.865.898
TRANSFERENCIAS Y DONACIONES CORRIENTES	40.583.254
Al sector privado	38.421.295
Transferencias corrientes al sector privado	36.271.931
Directas a personas	34.931.432
Pensiones y otros beneficios asociados	2.364.651
Jubilaciones y otros beneficios asociados	29.740.781
Otras transferencias directas a personas	2.826.000
A instituciones sin fines de lucro	1.340.499
Donaciones corrientes al sector privado	2.149.364
Donaciones a personas	2.149.364
Al sector público	2.161.959
Transferencias corrientes al sector público	2.161.959
A los entes descentralizados sin fines empresariales para sus gastos	2.161.959
GASTOS DE CAPITAL	**20.937.098**
INVERSIÓN REAL DIRECTA	20.937.098
Formación bruta de capital fijo	20.727.098
Maquinaria, equipos y otros bienes muebles	20.531.098
Construcciones de bienes de dominio privado	196.000
Bienes intangibles	210.000
APLICACIONES FINANCIERAS	**300.000**
DISMINUCIÓN DE PASIVOS	300.000
Disminución de cuentas y efectos por pagar	300.000
Disminución de cuentas y efectos por pagar a corto plazo	280.000

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
Disminución de sueldos, salarios y otras remuneraciones por pagar	50.000
Disminución de aportes patronales y retenciones laborales por pagar	190.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	20.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme)	20.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	20.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	20.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	20.000
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugia, matemidad (HCM) y gastos funerarios	20.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	20.000
Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	10.000
Disminución de otros aportes patronales por pagar	10.000
Disminución de otras retenciones laborales por pagar	30.000
Disminución cuentas por pagar a proveedores a corto plazo	20.000
Disminución cuentas por pagar a contratistas a corto plazo	20.000
Disminución de otras cuentas y efectos por pagar	20.000
Disminución de otras cuentas por pagar a corto plazo	20.000
TOTAL EGRESOS	**303.843.232**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género: Fem.	Meta: Género: Masc.	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
129864	Formación de estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	2.000					63.320.055				63.320.055
130070	Formación de estudiantes en carreras	matrícula	1.200					25.525.467				25.525.467
130072	Formación en post grado o estudios avanzados	matrícula	120					1.986.344				1.986.344
130074	Investigación, innovación y gestión del conocimiento	investigación	12					2.867.773				2.867.773
130082	Sistema de recursos para la formación e intercambio académico	usuario	4.000	1.215	2.785			11.731.414				11.731.414
130083	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	4.000					48.328.189				48.328.189
130085	Intercambio y Gestión del Conocimiento con la Sociedad	persona	600	200	400			8.189.819				8.189.819
130086	Desarrollo y mantenimiento de la infraestructura	metro cuadrado	16.000					27.024.686				27.024.686
130087	Territorialización y Municipalización de la educación universitaria	plan	7					4.794.619				4.794.619
TOTAL								**193.768.366**				**193.768.366**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			32.187.513				32.187.513
02	Gestión Administrativa	200.000		45.281.921			300.000	45.781.921
03	Previsión y Protección Social			32.105.432				32.105.432
	TOTAL	200.000		109.574.866			300.000	110.074.866

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**119**	**142**		**261**	**22.579.576**		**22.579.576**
Alto Nivel y de Dirección		1		1	130.324		130.324
Directivo	1	1		2	245.804		245.804
Profesional y Técnico	20	9		29	2.105.656		2.105.656
Personal Administrativo	5	2		7	371.980		371.980
Personal Docente	62	96		158	16.599.144		16.599.144
Obrero	31	33		64	3.126.668		3.126.668
Personal Fijo a Tiempo Parcial	**5**	**9**		**14**	**509.748**		**509.748**
Personal Docente	5	9		14	509.748		509.748
Personal Contratado	**156**	**109**		**265**	**17.444.719**		**17.444.719**
Profesional y Técnico	69	30		99	6.500.031		6.500.031
Personal Administrativo	7	2		9	447.972		447.972
Personal Docente	64	52		116	8.592.568		8.592.568
Obrero	16	25		41	1.904.148		1.904.148
TOTAL	**280**	**260**		**540**	**40.534.043**		**40.534.043**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**77**	**106**	**183**	**29.740.781**
Empleados	42	12	54	9.658.920
Docentes	14	68	82	14.538.890
Obreros	21	26	47	5.542.971
Pensionados	**9**	**20**	**29**	**2.364.651**
Empleados	3	7	10	831.331
Docentes	2	12	14	1.212.151
Obreros	4	1	5	321.169
TOTAL	**86**	**126**	**212**	**32.105.432**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	125.971.890
4.02	Materiales, suministros y mercancías	36.433.828
4.03	Servicios no personales	79.617.162
4.04	Activos reales	20.937.098
4.07	Transferencias y donaciones	40.583.254
4.11	Disminución de pasivos	300.000
	TOTAL	**303.843.232**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**303.543.232**
INGRESOS CORRIENTES ORDINARIOS	303.543.232
INGRESOS DE LA PROPIEDAD	200.000
Intereses	200.000
Intereses internos	200.000
Intereses por depósitos	200.000
TRANSFERENCIAS CORRIENTES	303.343.232
Transferencias corrientes del sector público	303.343.232
Transferencias corrientes internas recibidas del sector público	303.343.232
De la República	303.343.232
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	303.343.232
- Ingresos Ordinarios	303.343.232
1.2 GASTOS CORRIENTES	**282.606.134**
GASTOS DE CONSUMO	242.022.880
Remuneraciones	125.971.890
Sueldos, salarios y otras retribuciones	41.019.043
Beneficios y complementos de sueldos y salarios	32.159.186
Aportes patronales	9.503.371
Prestaciones sociales y otras indemnizaciones	28.198.684
Asistencia socioeconómica	15.091.606
Compra de bienes y servicios	105.185.092
Bienes de consumo	36.433.828
Servicios no personales	68.751.264
Impuestos indirectos	10.865.898
TRANSFERENCIAS Y DONACIONES CORRIENTES	40.583.254
Al sector privado	38.421.295
Transferencias corrientes al sector privado	36.271.931
Directas a personas	34.931.432
Pensiones y otros beneficios asociados	2.364.651
Jubilaciones y otros beneficios asociados	29.740.781
Otras transferencias directas a personas	2.826.000
A instituciones sin fines de lucro	1.340.499
Donaciones corrientes al sector privado	2.149.364
Donaciones a personas	2.149.364

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Al sector público	2.161.959
Transferencias corrientes al sector público	2.161.959
A los entes descentralizados sin fines empresariales para sus gastos	2.161.959
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**20.937.098**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**20.937.098**
RECURSOS PROPIOS DE CAPITAL	20.937.098
Ahorro en cuenta corriente	20.937.098
2.2 GASTOS DE CAPITAL	**20.937.098**
INVERSIÓN REAL DIRECTA	20.937.098
Formación bruta de capital fijo	20.727.098
Maquinaria, equipos y otros bienes muebles	20.531.098
Construcciones de bienes de dominio privado	196.000
Bienes intangibles	210.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**300.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	300.000
Disminución de otros activos financieros	300.000
Disminución de disponibilidades	300.000
Disminución de caja	300.000
3.2 APLICACIONES FINANCIERAS	**300.000**
DISMINUCIÓN DE PASIVOS	300.000
Disminución de cuentas y efectos por pagar	300.000
Disminución de cuentas y efectos por pagar a corto plazo	280.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	50.000
Disminución de aportes patronales y retenciones laborales por pagar	190.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	20.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme)	20.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	20.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	20.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	20.000
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales hospitalización, cirugía, maternidad (HCM) y gastos funerarios	20.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	20.000
Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	10.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Disminución de otros aportes patronales por pagar	10.000
Disminución de otras retenciones laborales por pagar	30.000
Disminución cuentas por pagar a proveedores a corto plazo	20.000
Disminución cuentas por pagar a contratistas a corto plazo	20.000
Disminución de otras cuentas y efectos por pagar	20.000
Disminución de otras cuentas por pagar a corto plazo	20.000

A0038

Instituto Universitario de Tecnología de Valencia

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE VALENCIA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Universitario de Tecnología de Valencia, tiene como misión la formación de técnicos superiores en las especialidades de: Química, Electricidad (mención; potencia industrial e instrumentación y control), Polímeros e Informática, con la finalidad de formar talento humano altamente capacitado, que serán el soporte fundamental en el logro de los procesos industriales de la zona industrial y comercial de la región y de todo el territorio nacional.

En este sentido, el Instituto tiene como visión ser líderes como Institución de Estudio Superior de alto prestigio, a través del desarrollo competitivo de los diferentes programas que ejecuta en las áreas de Docencia, Investigación, Extensión y Producción, centrada en una nueva gerencia participativa, donde la eficiencia, la excelencia académica, la productividad y la auto gestión sean sus características fundamentales.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**369.079.654**
INGRESOS CORRIENTES ORDINARIOS	369.079.654
TRANSFERENCIAS CORRIENTES	368.879.654
Transferencias corrientes del sector público	368.879.654
Transferencias corrientes internas recibidas del sector público	368.879.654
De la República	368.879.654
OTROS INGRESOS	200.000
Otros ingresos ordinarios	200.000
FUENTES FINANCIERAS	**19.675.727**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	19.675.727
Disminución de otros activos financieros	19.675.727
Disminución de disponibilidades	19.675.727
Disminución de bancos	19.675.727
TOTAL RECURSOS	**388.755.381**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**327.928.470**
GASTOS DE CONSUMO	281.020.732
Remuneraciones	143.904.588
Sueldos, salarios y otras retribuciones	39.275.036
Beneficios y complementos de sueldos y salarios	17.255.314
Aportes patronales	9.421.648
Prestaciones sociales y otras indemnizaciones	49.361.494
Asistencia socioeconómica	28.591.096
Compra de bienes y servicios	115.421.950
Bienes de consumo	51.800.607
Servicios no personales	63.621.343
Impuestos indirectos	21.694.194
GASTOS DE LA PROPIEDAD	50.000
Derechos sobre bienes intangibles	50.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	46.857.738
Al sector privado	44.091.141
Transferencias corrientes al sector privado	37.959.949
Directas a personas	36.745.449
Pensiones y otros beneficios asociados	1.810.739
Jubilaciones y otros beneficios asociados	23.864.710
Otras transferencias directas a personas	11.070.000
A instituciones sin fines de lucro	1.214.500
Donaciones corrientes al sector privado	6.131.192
Donaciones a personas	6.131.192
Al sector público	2.766.597
Transferencias corrientes al sector público	2.766.597
A los entes descentralizados sin fines empresariales para sus gastos	2.766.597
GASTOS DE CAPITAL	**59.615.911**
INVERSIÓN REAL DIRECTA	59.615.911
Formación bruta de capital fijo	59.615.911
Maquinaria, equipos y otros bienes muebles	59.615.911

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**1.211.000**
DISMINUCIÓN DE PASIVOS	1.211.000
Disminución de cuentas y efectos por pagar	1.211.000
Disminución de cuentas y efectos por pagar a corto plazo	1.211.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.211.000
TOTAL EGRESOS	**388.755.381**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
129702	Formación de estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	6.124					102.104.135				102.104.135
129812	Formación de estudiantes en carreras	matrícula	240					1.095.249				1.095.249
129838	Formación en Postgrado o Estudios Avanzados	matrícula	90					867.524				867.524
129915	Investigación, innovación y gestión del conocimiento	investigación	60					2.103.746				2.103.746
129931	Sistema de recursos para la formación e intercambio académico	usuario	6.364					68.515.809				68.515.809
129990	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	4.000					69.248.210				69.248.210
130037	Desarrollo y Mantenimiento en la Infraestructura	metro cuadrado	35.000					35.130.429				35.130.429
130108	Territorialización y municipalización de la educación universitaria	plan	2					1.843.488				1.843.488
130163	Intercambio y Gestión del Conocimiento con la Sociedad	persona	200					10.552.744				10.552.744
TOTAL								291.461.334				291.461.334

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			34.242.871				34.242.871
02	Gestión Administrativa	200.000		17.500.000			19.675.727	37.375.727
03	Previsión y Protección Social			25.675.449				25.675.449
	TOTAL	200.000		77.418.320			19.675.727	97.294.047

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**166**	**156**		**322**	**30.389.170**		**30.389.170**
Directivo	1	1		2	200.989		200.989
Profesional y Técnico	37	18		55	6.210.334		6.210.334
Personal Administrativo	6	3		9	1.016.236		1.016.236
Personal Docente	85	91		176	19.897.911		19.897.911
Obrero	37	43		80	3.063.700		3.063.700
Personal Fijo a Tiempo Parcial	**9**	**12**		**21**	**516.702**		**516.702**
Profesional y Técnico	1			1	24.605		24.605
Personal Docente	8	12		20	492.097		492.097
Personal Contratado	**48**	**64**		**112**	**7.425.264**		**7.425.264**
Profesional y Técnico	18	17		35	2.458.426		2.458.426
Personal Administrativo	4	1		5	351.204		351.204
Personal Docente	21	38		59	4.144.204		4.144.204
Obrero	5	8		13	471.430		471.430
TOTAL	223	232		455	38.331.136		38.331.136

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**107**	**76**	**183**	**23.864.710**
Empleados	43	5	48	6.259.596
Docentes	49	63	112	14.605.724
Obreros	15	8	23	2.999.390
Pensionados	**14**	**10**	**24**	**1.810.739**
Empleados	1		1	75.448
Docentes	10	4	14	1.056.264
Obreros	3	6	9	679.027
TOTAL	121	86	207	25.675.449

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	143.904.588
4.02	Materiales, suministros y mercancías	51.800.607
4.03	Servicios no personales	85.365.537
4.04	Activos reales	59.615.911
4.07	Transferencias y donaciones	46.857.738
4.11	Disminución de pasivos	1.211.000
	TOTAL	388.755.381

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**369.079.654**
INGRESOS CORRIENTES ORDINARIOS	369.079.654
TRANSFERENCIAS CORRIENTES	368.879.654
Transferencias corrientes del sector público	368.879.654
Transferencias corrientes internas recibidas del sector público	368.879.654
De la República	368.879.654
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	368.879.654
- Ingresos Ordinarios	368.879.654
OTROS INGRESOS	200.000
Otros ingresos ordinarios	200.000
1.2 GASTOS CORRIENTES	**327.928.470**
GASTOS DE CONSUMO	281.020.732
Remuneraciones	143.904.588
Sueldos, salarios y otras retribuciones	39.275.036
Beneficios y complementos de sueldos y salarios	17.255.314
Aportes patronales	9.421.648
Prestaciones sociales y otras indemnizaciones	49.361.494
Asistencia socioeconómica	28.591.096
Compra de bienes y servicios	115.421.950
Bienes de consumo	51.800.607
Servicios no personales	63.621.343
Impuestos indirectos	21.694.194
GASTOS DE LA PROPIEDAD	50.000
Derechos sobre bienes intangibles	50.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	46.857.738
Al sector privado	44.091.141
Transferencias corrientes al sector privado	37.959.949
Directas a personas	36.745.449
Pensiones y otros beneficios asociados	1.810.739
Jubilaciones y otros beneficios asociados	23.864.710
Otras transferencias directas a personas	11.070.000
A instituciones sin fines de lucro	1.214.500

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Donaciones corrientes al sector privado	6.131.192
Donaciones a personas	6.131.192
Al sector público	2.766.597
Transferencias corrientes al sector público	2.766.597
A los entes descentralizados sin fines empresariales para sus gastos	2.766.597
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**41.151.184**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**41.151.184**
RECURSOS PROPIOS DE CAPITAL	41.151.184
Ahorro en cuenta corriente	41.151.184
2.2 GASTOS DE CAPITAL	**59.615.911**
INVERSIÓN REAL DIRECTA	59.615.911
Formación bruta de capital fijo	59.615.911
Maquinaria, equipos y otros bienes muebles	59.615.911
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(18.464.727)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**19.675.727**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	19.675.727
Disminución de otros activos financieros	19.675.727
Disminución de disponibilidades	19.675.727
Disminución de bancos	19.675.727
3.2 APLICACIONES FINANCIERAS	**19.675.727**
DISMINUCIÓN DE PASIVOS	1.211.000
Disminución de cuentas y efectos por pagar	1.211.000
Disminución de cuentas y efectos por pagar a corto plazo	1.211.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.211.000
DÉFICIT FINANCIERO	18.464.727

A0039

Universidad Politécnica Territorial del Estado Trujillo "Mario Briceño Iragorry"

UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO TRUJILLO "MARIO BRICEÑO IRAGORRY"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Politécnica Territorial del estado Trujillo "Mario Briceño Iragorry", tiene como actividad principal la formación de profesionales universitarios, en carreras cortas y largas, para convertirlos en talento humano altamente calificado, de manera tal que responda a las necesidades del entorno comunitario y coadyuve con sus conocimientos al desarrollo endógeno, aplicando sus habilidades y destrezas para la productividad sustentable. La Universidad es considerada en el ámbito del Estado Trujillo como un bastión esencial y un ente formador del talento Humano que requiere el desarrollo económico y social, tanto del país como de la región local.

En este sentido, la Universidad centra sus valores institucionales en lo siguiente:

- Calidad: manifiesta en los procesos de evaluación y mejoramiento continuo de los múltiples aspectos destinados a alcanzar los objetivos institucionales.
- Pertinencia: en función de su visión y lugar en la sociedad, sus misiones, compromisos y pactos sociales, teniendo como principios subyacentes la libertad académica y la autonomía institucional.
- Sostenibilidad: profunda vocación ambiental que se refleja en las misiones de docencia, extensión, investigación y producción, y contribuye a conformar una conciencia sobre la necesidad de desarrollo sustentable.
- Credibilidad: actuación ética y moral en armonía con la visión, misión, objetivos, compromisos y pactos que asume la Universidad, garantizando la capacidad de rendir cuentas a la sociedad.
- Eficiencia: se manifiesta con en el uso óptimo de los recursos, obteniendo resultados de calidad.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**323.366.859**
INGRESOS CORRIENTES ORDINARIOS	323.366.859
TRANSFERENCIAS CORRIENTES	323.366.859
Transferencias corrientes del sector público	323.366.859
Transferencias corrientes internas recibidas del sector público	323.366.859
De la República	323.366.859
FUENTES FINANCIERAS	**5.500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.500.000
Disminución de otros activos financieros	5.500.000
Disminución de disponibilidades	5.500.000
Disminución de bancos	5.500.000
TOTAL RECURSOS	**328.866.859**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**307.425.681**
GASTOS DE CONSUMO	238.324.072
Remuneraciones	167.332.641
Sueldos, salarios y otras retribuciones	78.892.280
Beneficios y complementos de sueldos y salarios	43.137.918
Aportes patronales	14.912.425
Prestaciones sociales y otras indemnizaciones	3.826.177
Asistencia socioeconómica	26.563.841
Compra de bienes y servicios	63.965.334
Bienes de consumo	19.431.881
Servicios no personales	44.533.453
Impuestos indirectos	7.026.097
TRANSFERENCIAS Y DONACIONES CORRIENTES	69.101.609
Al sector privado	66.676.358
Transferencias corrientes al sector privado	66.676.358
Directas a personas	64.556.558
Pensiones y otros beneficios asociados	5.199.479
Jubilaciones y otros beneficios asociados	46.279.623
Otras transferencias directas a personas	13.077.456
A instituciones sin fines de lucro	2.119.800
Al sector público	2.425.251
Transferencias corrientes al sector público	2.425.251
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	2.425.251
GASTOS DE CAPITAL	**15.941.178**
INVERSIÓN REAL DIRECTA	15.941.178
Formación bruta de capital fijo	15.941.178
Maquinaria, equipos y otros bienes muebles	15.941.178
APLICACIONES FINANCIERAS	**5.500.000**
DISMINUCIÓN DE PASIVOS	5.500.000
Disminución de cuentas y efectos por pagar	5.500.000
Disminución de cuentas y efectos por pagar a corto plazo	5.500.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	5.430.066
Disminución cuentas por pagar a proveedores a corto plazo	69.934
TOTAL EGRESOS	**328.866.859**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
129922	Formación en Postgrado o Estudios Avanzados	matrícula	320					630.994				630.994
129924	Formación de Estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	7.935					109.413.504				109.413.504
129972	Investigación, Innovación y Gestión del Conocimiento	investigación	8					1.638.592				1.638.592
129985	Sistema de Recursos para la Formación e Intercambio Académico	usuario	7.935	3.551	4.384			3.155.338				3.155.338
130006	Sistemas de Apoyo al Desarrollo Estudiantil	estudiante	7.935					60.297.825				60.297.825
130022	Intercambio y Gestión del Conocimiento con la Sociedad	persona	10.435					1.068.666				1.068.666
130049	Desarrollo y Mantenimiento de la Infraestructura	metro cuadrado	34.500					31.010.755				31.010.755
130053	Territorialización y Municipalización de la Educación Universitaria	plan	1					1.723.168				1.723.168
TOTAL								208.938.842				208.938.842

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			50.631.099				50.631.099
02	Gestión Administrativa			12.317.816			5.500.000	17.817.816
03	Previsión y Protección Social			51.479.102				51.479.102
	TOTAL			114.428.017			5.500.000	119.928.017

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**191**	**216**		**407**	**47.694.660**		**47.694.660**
Alto Nivel y de Dirección		1		1	184.060		184.060
Directivo	2			2	325.810		325.810
Profesional y Técnico	46	18		64	5.668.235		5.668.235
Personal Administrativo	13	1		14	862.400		862.400
Personal Docente	103	148		251	35.710.780		35.710.780
Obrero	27	48		75	4.943.375		4.943.375
Personal Contratado	**206**	**146**		**352**	**30.114.070**		**30.114.070**
Directivo		1		1	112.810		112.810
Profesional y Técnico	103	29		132	11.152.690		11.152.690
Personal Administrativo	7	9		16	961.840		961.840
Personal Docente	76	86		162	15.556.635		15.556.635
Obrero	20	21		41	2.330.095		2.330.095
TOTAL	397	362		759	77.808.730		77.808.730

PERSONAL JUBILADO Y PENSIONADO (En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**86**	**104**	**190**	**46.279.623**
Empleados	46	15	61	13.629.825
Docentes	31	75	106	28.438.834
Obreros	9	14	23	4.210.964
Pensionados	**19**	**11**	**30**	**5.199.479**
Empleados	10	1	11	1.772.826
Docentes	8	6	14	2.669.123
Obreros	1	4	5	757.530
TOTAL	105	115	220	51.479.102

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	167.332.641
4.02	Materiales, suministros y mercancías	19.431.881
4.03	Servicios no personales	51.559.550
4.04	Activos reales	15.941.178
4.07	Transferencias y donaciones	69.101.609
4.11	Disminución de pasivos	5.500.000
	TOTAL	328.866.859

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**323.366.859**
INGRESOS CORRIENTES ORDINARIOS	323.366.859
TRANSFERENCIAS CORRIENTES	323.366.859
Transferencias corrientes del sector público	323.366.859
Transferencias corrientes internas recibidas del sector público	323.366.859
De la República	323.366.859
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnologia	323.366.859
- Ingresos Ordinarios	323.366.859
1.2 GASTOS CORRIENTES	**307.425.681**
GASTOS DE CONSUMO	238.324.072
Remuneraciones	167.332.641
Sueldos, salarios y otras retribuciones	78.892.280
Beneficios y complementos de sueldos y salarios	43.137.918
Aportes patronales	14.912.425
Prestaciones sociales y otras indemnizaciones	3.826.177
Asistencia socioeconómica	26.563.841
Compra de bienes y servicios	63.965.334
Bienes de consumo	19.431.881
Servicios no personales	44.533.453
Impuestos indirectos	7.026.097
TRANSFERENCIAS Y DONACIONES CORRIENTES	69.101.609
Al sector privado	66.676.358
Transferencias corrientes al sector privado	66.676.358
Directas a personas	64.556.558
Pensiones y otros beneficios asociados	5.199.479
Jubilaciones y otros beneficios asociados	46.279.623
Otras transferencias directas a personas	13.077.456
A instituciones sin fines de lucro	2.119.800
Al sector público	2.425.251
Transferencias corrientes al sector público	2.425.251
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	2.425.251
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**15.941.178**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**15.941.178**
RECURSOS PROPIOS DE CAPITAL	15.941.178
Ahorro en cuenta corriente	15.941.178
2.2 GASTOS DE CAPITAL	**15.941.178**
INVERSIÓN REAL DIRECTA	15.941.178
Formación bruta de capital fijo	15.941.178
Maquinaria, equipos y otros bienes muebles	15.941.178
2.3 RESULTADO FINANCIERO : EQUILIBRIO	
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**5.500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.500.000
Disminución de otros activos financieros	5.500.000
Disminución de disponibilidades	5.500.000
Disminución de bancos	5.500.000
3.2 APLICACIONES FINANCIERAS	**5.500.000**
DISMINUCIÓN DE PASIVOS	5.500.000
Disminución de cuentas y efectos por pagar	5.500.000
Disminución de cuentas y efectos por pagar a corto plazo	5.500.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	5.430.066
Disminución cuentas por pagar a proveedores a corto plazo	69.934

A0040

Universidad Politécnica Territorial "José Antonio Anzoátegui"

UNIVERSIDAD POLITÉCNICA TERRITORIAL "OSÉ ANTONIO ANZOÁTEGUI"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Politécnica Territorial "José Antonio Anzoátegui", es una institución científica-educativa fundamentada en los más sólidos principios de ética, justicia y libertad, cuya misión es la formación de profesionales de excelencia académica, altamente calificados en áreas de su competencia, capaces de contribuir con el desarrollo económico, social y cultural del país y de la región a la cual forman parte, lográndolo mediante la integración de las funciones de docencia, investigación, extensión y producción.

La Universidad, promueve y organiza la educación permanente para el desarrollo pleno de las potencialidades humanas y ciudadanas del individuo, así como, el fortalecimiento del análisis crítico de su anticipación y visión de futuro, para la elaboración oportuna de alternativas viables a los problemas de la región y el país.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**408.697.243**
INGRESOS CORRIENTES ORDINARIOS	408.697.243
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.800.000
Venta de otros bienes y servicios	2.800.000
TRANSFERENCIAS CORRIENTES	405.897.243
Transferencias corrientes del sector público	405.897.243
Transferencias corrientes internas recibidas del sector público	405.897.243
De la República	405.897.243
FUENTES FINANCIERAS	**2.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.000.000
Disminución de otros activos financieros	2.000.000
Disminución de disponibilidades	2.000.000
Disminución de bancos	2.000.000
TOTAL RECURSOS	**410.697.243**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**394.233.083**
GASTOS DE CONSUMO	295.116.093
Remuneraciones	195.621.842
Sueldos, salarios y otras retribuciones	79.761.943
Beneficios y complementos de sueldos y salarios	53.439.956
Aportes patronales	16.636.629
Prestaciones sociales y otras indemnizaciones	18.393.747
Asistencia socioeconómica	27.389.567
Compra de bienes y servicios	89.485.727
Bienes de consumo	45.651.176
Servicios no personales	43.834.551
Impuestos indirectos	10.008.524
TRANSFERENCIAS Y DONACIONES CORRIENTES	99.116.990
Al sector privado	96.072.761
Transferencias corrientes al sector privado	91.826.073
Directas a personas	64.226.073
Pensiones y otros beneficios asociados	3.795.057
Jubilaciones y otros beneficios asociados	52.763.016
Otras transferencias directas a personas	7.668.000
A instituciones sin fines de lucro	27.000.000
Otras transferencias corrientes internas al sector privado	600.000
Donaciones corrientes al sector privado	4.246.688
Donaciones a personas	4.246.688
Al sector público	3.044.229
Transferencias corrientes al sector público	3.044.229
A los entes descentralizados sin fines empresariales para sus gastos	3.044.229
GASTOS DE CAPITAL	**14.464.160**
INVERSIÓN REAL DIRECTA	14.464.160
Formación bruta de capital fijo	14.464.160
Maquinaria, equipos y otros bienes muebles	14.464.160
APLICACIONES FINANCIERAS	**2.000.000**
DISMINUCIÓN DE PASIVOS	2.000.000
Disminución de cuentas y efectos por pagar	2.000.000
Disminución de cuentas y efectos por pagar a corto plazo	2.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	2.000.000
TOTAL EGRESOS	**410.697.243**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129703	Formación de Estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	4.500					116.062.617				116.062.617
129704	Formación de Estudiantes en Carreras	matrícula	5.200					4.592.621				4.592.621
129765	Investigación, innovación y gestión del conocimiento	investigación	180					1.095.449				1.095.449
129826	Formación en Post Grado o Estudios Avanzados	matrícula	350					2.099.679				2.099.679
129857	Sistema de recursos para la formación e intercambio académico	usuario	18.000	10.000	8.000	300.000		6.653.679				6.953.679
129862	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	17.696			800.000		30.117.393				30.917.393
129910	Intercambio y Gestión del Conocimiento con la Sociedad	persona	4.500					3.487.554				3.487.554
129928	Territorialización y Municipalización de la Educación Universitaria	plan	36					18.052.399				18.052.399
129971	Desarrollo y Mantenimiento de la Infraestructura	metro cuadrado	14.000			1.700.000		69.625.222				71.325.222
TOTAL						2.800.000		251.786.613				254.586.613

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			40.658.557				40.658.557
02	Gestión Administrativa			56.894.000			2.000.000	58.894.000
03	Previsión y Protección Social			56.558.073				56.558.073
	TOTAL			**154.110.630**			**2.000.000**	**156.110.630**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**351**	**332**		**683**	**46.016.537**	**15.850**	**46.032.387**
Alto Nivel y de Dirección		1		1	183.564		183.564
Directivo	2	2		4	336.481		336.481
Profesional y Técnico	65	12		77	6.477.267	2.955	6.480.222
Personal Administrativo	34	5		39	3.280.694	1.497	3.282.191
Personal Docente	142	151		293	24.647.264	11.398	24.658.662
Obrero	108	161		269	11.091.267		11.091.267
Personal Fijo a Tiempo Parcial		**5**		**5**	**1.012.830**		**1.012.830**
Personal Docente		5		5	1.012.830		1.012.830
Personal Contratado	**143**	**153**		**296**	**30.220.676**		**30.220.676**
Directivo	1			1	95.656		95.656
Profesional y Técnico	28	43		71	6.791.608		6.791.608
Personal Administrativo	16	6		22	2.104.442		2.104.442
Personal Docente	93	74		167	17.674.628		17.674.628
Obrero	5	30		35	3.554.342		3.554.342
TOTAL	**494**	**490**		**984**	**77.250.043**	**15.850**	**77.265.893**

PERSONAL JUBILADO Y PENSIONADO (En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**196**	**137**	**333**	**52.763.016**
Empleados	49	4	53	10.642.301
Docentes	90	96	186	27.109.637
Obreros	57	37	94	15.011.078
Pensionados	**6**	**15**	**21**	**3.795.057**
Empleados	3	1	4	843.641
Docentes	3	9	12	1.686.523
Obreros		5	5	1.264.893
TOTAL	**202**	**152**	**354**	**56.558.073**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	195.621.842
4.02	Materiales, suministros y mercancias	45.651.176
4.03	Servicios no personales	53.843.075
4.04	Activos reales	14.464.160
4.07	Transferencias y donaciones	99.116.990
4.11	Disminución de pasivos	2.000.000
	TOTAL	**410.697.243**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	408.697.243
INGRESOS CORRIENTES ORDINARIOS	408.697.243
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.800.000
Venta de otros bienes y servicios	2.800.000
TRANSFERENCIAS CORRIENTES	405.897.243
Transferencias corrientes del sector público	405.897.243
Transferencias corrientes internas recibidas del sector público	405.897.243
De la República	405.897.243
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	405.897.243
- Ingresos Ordinarios	405.897.243
1.2 GASTOS CORRIENTES	394.233.083
GASTOS DE CONSUMO	295.116.093
Remuneraciones	195.621.842
Sueldos, salarios y otras retribuciones	79.761.943
Beneficios y complementos de sueldos y salarios	53.439.956
Aportes patronales	16.636.629
Prestaciones sociales y otras indemnizaciones	18.393.747
Asistencia socioeconómica	27.389.567
Compra de bienes y servicios	89.485.727
Bienes de consumo	45.651.176
Servicios no personales	43.834.551
Impuestos indirectos	10.008.524
TRANSFERENCIAS Y DONACIONES CORRIENTES	99.116.990
Al sector privado	96.072.761
Transferencias corrientes al sector privado	91.826.073
Directas a personas	64.226.073
Pensiones y otros beneficios asociados	3.795.057
Jubilaciones y otros beneficios asociados	52.763.016
Otras transferencias directas a personas	7.668.000
A instituciones sin fines de lucro	27.000.000
Otras transferencias corrientes internas al sector privado	600.000
Donaciones corrientes al sector privado	4.246.688
Donaciones a personas	4.246.688
Al sector público	3.044.229

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Transferencias corrientes al sector público	3.044.229
A los entes descentralizados sin fines empresariales para sus gastos	3.044.229
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**14.464.160**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**14.464.160**
RECURSOS PROPIOS DE CAPITAL	14.464.160
Ahorro en cuenta corriente	14.464.160
2.2 GASTOS DE CAPITAL	**14.464.160**
INVERSIÓN REAL DIRECTA	14.464.160
Formación bruta de capital fijo	14.464.160
Maquinaria, equipos y otros bienes muebles	14.464.160
2.3 RESULTADO FINANCIERO : EQUILIBRIO	
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**2.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.000.000
Disminución de otros activos financieros	2.000.000
Disminución de disponibilidades	2.000.000
Disminución de bancos	2.000.000
3.2 APLICACIONES FINANCIERAS	**2.000.000**
DISMINUCIÓN DE PASIVOS	2.000.000
Disminución de cuentas y efectos por pagar	2.000.000
Disminución de cuentas y efectos por pagar a corto plazo	2.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	2.000.000

A0042

Instituto Universitario de Tecnología de Cabimas

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE CABIMAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Universitario de Tecnología de Cabimas, surge como una alternativa para la innovación y el desarrollo tecnológico, a través de la formación de un ser humano integral, centrado en principios y valores fundamentados en la ética socialista, comprometidos con el desarrollo endógeno sustentable, local, regional, nacional e internacional, en función de la soberanía en todas sus dimensiones, construyendo y aplicando conocimiento científico tecnológico, enmarcado en el proceso educativo permanente.

El Instituto, tiene el propósito de ampliar el espectro de la formación y oferta de profesionales en concordancia con la revolución del conocimiento y la reorganización de los mercados de trabajo, mediante políticas de diversificación e innovación curricular, definición de demandas de profesionales, ofertas educacionales, revisión constante de planes, integración de estudios en pregrado y postgrado, incentivando la investigación para garantizar la producción y transferencia del conocimiento competitivo y tecnológico, permitiendo retroalimentar y mejorar continuamente la docencia y la extensión.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**512.542.314**
INGRESOS CORRIENTES ORDINARIOS	512.542.314
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	14.000
Venta de otros bienes y servicios	14.000
INGRESOS DE LA PROPIEDAD	60.000
Intereses	60.000
Intereses internos	60.000
Intereses por depósitos	60.000
TRANSFERENCIAS CORRIENTES	512.468.314
Transferencias corrientes del sector público	512.468.314
Transferencias corrientes internas recibidas del sector público	512.468.314
De la República	512.468.314
FUENTES FINANCIERAS	**4.159.161**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.159.161
Disminución de otros activos financieros	4.159.161
Disminución de disponibilidades	4.159.161
Disminución de bancos	4.159.161
TOTAL RECURSOS	**516.701.475**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	439.488.475
GASTOS DE CONSUMO	346.588.951
Remuneraciones	184.678.388
Sueldos, salarios y otras retribuciones	74.689.803
Beneficios y complementos de sueldos y salarios	50.156.530
Aportes patronales	17.280.109
Prestaciones sociales y otras indemnizaciones	27.160.664
Asistencia socioeconómica	15.391.282
Compra de bienes y servicios	138.108.864
Bienes de consumo	81.164.343
Servicios no personales	56.944.521
Impuestos indirectos	23.801.699
TRANSFERENCIAS Y DONACIONES CORRIENTES	92.899.524
Al sector privado	89.269.476
Transferencias corrientes al sector privado	84.988.386
Directas a personas	81.193.334
Pensiones y otros beneficios asociados	10.165.901
Jubilaciones y otros beneficios asociados	68.387.433
Otras transferencias directas a personas	2.640.000
A instituciones sin fines de lucro	3.795.052
Donaciones corrientes al sector privado	4.281.090
Donaciones a personas	4.281.090
Al sector público	3.630.048
Transferencias corrientes al sector público	3.630.048
A los entes descentralizados sin fines empresariales para sus gastos	3.630.048
GASTOS DE CAPITAL	74.383.000
INVERSIÓN REAL DIRECTA	74.383.000
Formación bruta de capital fijo	74.383.000
Maquinaria, equipos y otros bienes muebles	73.983.000
Construcciones de bienes de dominio privado	400.000

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**2.830.000**
DISMINUCIÓN DE PASIVOS	2.830.000
Disminución de cuentas y efectos por pagar	2.800.000
Disminución de cuentas y efectos por pagar a corto plazo	2.735.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.100.000
Disminución de aportes patronales y retenciones laborales por pagar	1.575.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	1.220.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme)	65.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	15.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	25.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	35.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	150.000
Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	25.000
Disminución de otros aportes patronales por pagar	20.000
Disminución de otras retenciones laborales por pagar	20.000
Disminución cuentas por pagar a proveedores a corto plazo	35.000
Disminución cuentas por pagar a contratistas a corto plazo	25.000
Disminución de otras cuentas y efectos por pagar	65.000
Disminución de otras cuentas por pagar a corto plazo	65.000
Disminución de otros pasivos	30.000
Disminución de otros pasivos a corto plazo	30.000
TOTAL EGRESOS	**516.701.475**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129623	Formación de Estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	8.295					105.944.976				105.944.976
129626	Formación de Estudiantes en carreras	matrícula	150					1.004.965				1.004.965
129628	Formación en Postgrado o estudios avanzados	matrícula	125					1.141.948				1.141.948
130092	Investigación, Innovación y Gestión del Conocimiento	investigación	26					850.236				850.236
130095	Sistemas de Recursos para la formación e intercambio académico	usuario	8.295	3.318	4.977			103.192.415				103.192.415
130097	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	3.500					62.575.421				62.575.421
130103	Intercambio y Gestión del Conocimiento con la Sociedad	persona	9.801					7.265.916				7.265.916
130104	Desarrollo y Mantenimiento de la Infraestructura	metro cuadrado	30.367					83.269.700				83.269.700
130105	Territorialización y Municipalización de la Educación Universitaria	plan	4					422.104				422.104
TOTAL								365.667.681				365.667.681

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			32.315.760				32.315.760
02	Gestión Administrativa	74.000		35.931.539			4.159.161	40.164.700
03	Previsión y Protección Social			78.553.334				78.553.334
	TOTAL	74.000		146.800.633			4.159.161	151.033.794

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**255**	**244**		**499**	**46.199.065**		**46.199.065**
Profesional y Técnico	25	12		37	3.170.485		3.170.485
Personal Administrativo	77	6		83	4.989.545		4.989.545
Personal Docente	113	136		249	30.128.155		30.128.155
Obrero	40	90		130	7.910.880		7.910.880
Personal Fijo a Tiempo Parcial	**21**	**16**		**37**	**1.807.195**		**1.807.195**
Personal Docente	21	16		37	1.807.195		1.807.195
Personal Contratado	**167**	**176**		**343**	**24.010.255**		**24.010.255**
Profesional y Técnico	52	25		77	6.760.680		6.760.680
Personal Administrativo	41	25		66	3.995.430		3.995.430
Personal Docente	50	58		108	7.955.335		7.955.335
Obrero	24	68		92	5.298.810		5.298.810
TOTAL	**443**	**436**		**879**	**72.016.515**		**72.016.515**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**167**	**180**	**347**	**68.387.433**
Empleados	61	12	73	11.234.938
Docentes	72	121	193	45.626.825
Obreros	34	47	81	11.525.670
Pensionados	**50**	**26**	**76**	**10.165.901**
Empleados	8	3	11	1.030.580
Docentes	30	13	43	6.390.491
Obreros	12	10	22	2.744.830
TOTAL	**217**	**206**	**423**	**78.553.334**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	184.678.388
4.02	Materiales, suministros y mercancías	81.164.343
4.03	Servicios no personales	80.746.220
4.04	Activos reales	74.383.000
4.07	Transferencias y donaciones	92.899.524
4.11	Disminución de pasivos	2.830.000
	TOTAL	516.701.475

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	512.542.314
INGRESOS CORRIENTES ORDINARIOS	512.542.314
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	14.000
Venta de otros bienes y servicios	14.000
INGRESOS DE LA PROPIEDAD	60.000
Intereses	60.000
Intereses internos	60.000
Intereses por depósitos	60.000
TRANSFERENCIAS CORRIENTES	512.468.314
Transferencias corrientes del sector público	512.468.314
Transferencias corrientes internas recibidas del sector público	512.468.314
De la República	512.468.314
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnologia	512.468.314
Ingresos Ordinarios	512.468.314
1.2 GASTOS CORRIENTES	439.488.475
GASTOS DE CONSUMO	346.588.951
Remuneraciones	184.678.388
Sueldos, salarios y otras retribuciones	74.689.803
Beneficios y complementos de sueldos y salarios	50.156.530
Aportes patronales	17.280.109
Prestaciones sociales y otras indemnizaciones	27.160.664
Asistencia socioeconómica	15.391.282
Compra de bienes y servicios	138.108.864
Bienes de consumo	81.164.343
Servicios no personales	56.944.521
Impuestos indirectos	23.801.699
TRANSFERENCIAS Y DONACIONES CORRIENTES	92.899.524
Al sector privado	89.269.476
Transferencias corrientes al sector privado	84.988.386
Directas a personas	81.193.334
Pensiones y otros beneficios asociados	10.165.901
Jubilaciones y otros beneficios asociados	68.387.433
Otras transferencias directas a personas	2.640.000
A instituciones sin fines de lucro	3.795.052

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Donaciones corrientes al sector privado	4.281.090
Donaciones a personas	4.281.090
Al sector público	3.630.048
Transferencias corrientes al sector público	3.630.048
A los entes descentralizados sin fines empresariales para sus gastos	3.630.048
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**73.053.839**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**73.053.839**
RECURSOS PROPIOS DE CAPITAL	73.053.839
Ahorro en cuenta corriente	73.053.839
2.2 GASTOS DE CAPITAL	**74.383.000**
INVERSIÓN REAL DIRECTA	74.383.000
Formación bruta de capital fijo	74.383.000
Maquinaria, equipos y otros bienes muebles	73.983.000
Construcciones de bienes de dominio privado	400.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(1.329.161)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**4.159.161**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.159.161
Disminución de otros activos financieros	4.159.161
Disminución de disponibilidades	4.159.161
Disminución de bancos	4.159.161
3.2 APLICACIONES FINANCIERAS	**4.159.161**
DISMINUCIÓN DE PASIVOS	2.830.000
Disminución de cuentas y efectos por pagar	2.800.000
Disminución de cuentas y efectos por pagar a corto plazo	2.735.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.100.000
Disminución de aportes patronales y retenciones laborales por pagar	1.575.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	1.220.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme)	65.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	15.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	25.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	35.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	150.000
Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	25.000
Disminución de otros aportes patronales por pagar	20.000
Disminución de otras retenciones laborales por pagar	20.000
Disminución cuentas por pagar a proveedores a corto plazo	35.000
Disminución cuentas por pagar a contratistas a corto plazo	25.000
Disminución de otras cuentas y efectos por pagar	65.000
Disminución de otras cuentas por pagar a corto plazo	65.000
Disminución de otros pasivos	30.000
Disminución de otros pasivos a corto plazo	30.000
DÉFICIT FINANCIERO	1.329.161

A0048

Instituto Universitario de Tecnología del Oeste "Mariscal Sucre"

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DEL OESTE "MARISCAL SUCRE"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Universitario de Tecnología del Oeste "Mariscal Sucre", orienta su misión hacia la formación de profesionales en áreas tecnológicas fundamentales para el desarrollo del país.

En este sentido, la visión Institucional gira en torno a la eficiencia en el rendimiento académico, así como en el impulso de la ética y la participación de profesionales que contribuyan con el desarrollo del país.

Es importante destacar, que en la Institución los estudiantes desarrollan sus procesos de aprendizaje, en un ambiente estimulante de colaboración, de igual manera, los espacios y aulas con el número de estudiantes, se adecúan para mantener cursos de tamaños apropiados para cada programa de aprendizaje y facilitar que los tutores y profesores presten asesoramiento particularizado a los estudiantes.

De tal manera, la Institución se ubica dentro de un nivel de eficiencia con disposición e iniciativa, en el sistema educativo del país, contando con el apoyo de los miembros que conforman la organización para el desarrollo de las actividades, metas y objetivos planteados.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**208.966.000**
INGRESOS CORRIENTES ORDINARIOS	208.966.000
TRANSFERENCIAS CORRIENTES	208.516.000
Transferencias corrientes del sector público	208.516.000
Transferencias corrientes internas recibidas del sector público	208.516.000
De la República	208.516.000
OTROS INGRESOS	450.000
Otros ingresos ordinarios	450.000
FUENTES FINANCIERAS	**10.807.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	10.807.000
Disminución de otros activos financieros	10.807.000
Disminución de disponibilidades	10.807.000
Disminución de bancos	10.807.000
TOTAL RECURSOS	**219.773.000**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**196.617.979**
GASTOS DE CONSUMO	174.251.065
Remuneraciones	100.606.281
Sueldos, salarios y otras retribuciones	30.719.068
Beneficios y complementos de sueldos y salarios	21.868.841
Aportes patronales	7.338.515
Prestaciones sociales y otras indemnizaciones	29.673.621
Asistencia socioeconómica	10.115.412
Otros gastos de personal	890.824
Compra de bienes y servicios	64.388.645
Bienes de consumo	45.568.145
Servicios no personales	18.820.500
Impuestos indirectos	9.256.139
TRANSFERENCIAS Y DONACIONES CORRIENTES	22.366.914
Al sector privado	20.876.212
Transferencias corrientes al sector privado	18.873.054
Directas a personas	18.345.824
Pensiones y otros beneficios asociados	1.554.924
Jubilaciones y otros beneficios asociados	13.850.900
Otras transferencias directas a personas	2.940.000
A instituciones sin fines de lucro	527.230
Donaciones corrientes al sector privado	2.003.158
Donaciones a personas	2.003.158
Al sector público	1.490.702
Transferencias corrientes al sector público	1.490.702
A los entes descentralizados sin fines empresariales para sus gastos	1.490.702
GASTOS DE CAPITAL	**12.348.021**
INVERSIÓN REAL DIRECTA	12.348.021
Formación bruta de capital fijo	11.898.021
Maquinaria, equipos y otros bienes muebles	11.898.021
Bienes intangibles	450.000

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**10.807.000**
DISMINUCIÓN DE PASIVOS	10.807.000
Disminución de cuentas y efectos por pagar	10.807.000
Disminución de cuentas y efectos por pagar a corto plazo	6.538.500
Disminución de sueldos, salarios y otras remuneraciones por pagar	3.051.600
Disminución de aportes patronales y retenciones laborales por pagar	1.958.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	750.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme)	350.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	250.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	250.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	358.000
Disminución cuentas por pagar a proveedores a corto plazo	1.528.900
Disminución de otras cuentas y efectos por pagar	4.268.500
Disminución de otras cuentas por pagar a corto plazo	4.268.500
TOTAL EGRESOS	**219.773.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129963	Formación de estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	6.044					70.460.648				70.460.648
130132	Formación de estudiantes en carreras	matrícula	25					5.124.352				5.124.352
130147	Formación en post grado o estudios avanzados	matrícula	420					794.772				794.772
130162	Investigación, innovación y gestión del conocimiento	investigación	42.735					1.571.064				1.571.064
130183	Sistema de recursos para la formación e intercambio académico	usuario	7.635	5.461	2.174			6.505.774				6.505.774
130184	Intercambio y gestión del conocimiento con la sociedad	persona	54					5.618.929				5.618.929
130185	Territorialización y Municipalización de la Educación Universitaria	plan	6.000					466.772				466.772
130193	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	6.000					16.661.492				16.661.492
130207	Desarrollo y Mantenimiento de la Infraestructura	metro cuadrado	2.000					18.133.964				18.133.964
TOTAL								125.337.767				125.337.767

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			23.804.715				23.804.715
02	Gestión Administrativa	450.000		43.967.694			10.807.000	55.224.694
03	Previsión y Protección Social			15.405.824				15.405.824
	TOTAL	450.000		83.178.233			10.807.000	94.436.233

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**92**	**126**		**218**	**17.616.740**		**17.616.740**
Directivo		2		2	245.804		245.804
Profesional y Técnico	41	6		47	3.495.321		3.495.321
Personal Administrativo	2	1		3	38.855		38.855
Personal Docente	26	87		113	11.223.700		11.223.700
Obrero	23	30		53	2.613.060		2.613.060
Personal Contratado	**110**	**141**		**251**	**13.102.328**		**13.102.328**
Directivo	1			1	102.124		102.124
Profesional y Técnico	20	19		39	3.306.256		3.306.256
Personal Administrativo	12	4		16	194.224		194.224
Personal Docente	71	107		178	8.687.772		8.687.772
Obrero	6	11		17	811.952		811.952
TOTAL	202	267		469	30.719.068		30.719.068

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**33**	**38**	**71**	**13.850.900**
Empleados	6	2	8	1.149.578
Docentes	24	33	57	12.036.773
Obreros	3	3	6	664.549
Pensionados	**8**	**2**	**10**	**1.554.924**
Empleados	4		4	553.391
Docentes	2	2	4	739.724
Obreros	2		2	261.809
TOTAL	41	40	81	15.405.824

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	100.606.281
4.02	Materiales, suministros y mercancías	45.568.145
4.03	Servicios no personales	28.076.639
4.04	Activos reales	12.348.021
4.07	Transferencias y donaciones	22.366.914
4.11	Disminución de pasivos	10.807.000
	TOTAL	219.773.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**208.966.000**
INGRESOS CORRIENTES ORDINARIOS	208.966.000
TRANSFERENCIAS CORRIENTES	208.516.000
Transferencias corrientes del sector público	208.516.000
Transferencias corrientes internas recibidas del sector público	208.516.000
De la República	208.516.000
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnologia	208.516.000
-Ingresos Ordinarios	208.516.000
OTROS INGRESOS	450.000
Otros ingresos ordinarios	450.000
1.2 GASTOS CORRIENTES	**196.617.979**
GASTOS DE CONSUMO	174.251.065
Remuneraciones	100.606.281
Sueldos, salarios y otras retribuciones	30.719.068
Beneficios y complementos de sueldos y salarios	21.868.841
Aportes patronales	7.338.515
Prestaciones sociales y otras indemnizaciones	29.673.621
Asistencia socioeconómica	10.115.412
Otros gastos de personal	890.824
Compra de bienes y servicios	64.388.645
Bienes de consumo	45.568.145
Servicios no personales	18.820.500
Impuestos indirectos	9.256.139
TRANSFERENCIAS Y DONACIONES CORRIENTES	22.366.914
Al sector privado	20.876.212
Transferencias corrientes al sector privado	18.873.054
Directas a personas	18.345.824
Pensiones y otros beneficios asociados	1.554.924
Jubilaciones y otros beneficios asociados	13.850.900
Otras transferencias directas a personas	2.940.000
A instituciones sin fines de lucro	527.230
Donaciones corrientes al sector privado	2.003.158
Donaciones a personas	2.003.158
Al sector público	1.490.702

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Transferencias corrientes al sector público	1.490.702
A los entes descentralizados sin fines empresariales para sus gastos	1.490.702
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**12.348.021**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**12.348.021**
RECURSOS PROPIOS DE CAPITAL	12.348.021
Ahorro en cuenta corriente	12.348.021
2.2 GASTOS DE CAPITAL	**12.348.021**
INVERSIÓN REAL DIRECTA	12.348.021
Formación bruta de capital fijo	11.898.021
Maquinaria, equipos y otros bienes muebles	11.898.021
Bienes intangibles	450.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**10.807.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	10.807.000
Disminución de otros activos financieros	10.807.000
Disminución de disponibilidades	10.807.000
Disminución de bancos	10.807.000
3.2 APLICACIONES FINANCIERAS	**10.807.000**
DISMINUCIÓN DE PASIVOS	10.807.000
Disminución de cuentas y efectos por pagar	10.807.000
Disminución de cuentas y efectos por pagar a corto plazo	6.538.500
Disminución de sueldos, salarios y otras remuneraciones por pagar	3.051.600
Disminución de aportes patronales y retenciones laborales por pagar	1.958.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	750.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme)	350.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	250.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	250.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	358.000
Disminución cuentas por pagar a proveedores a corto plazo	1.528.900
Disminución de otras cuentas y efectos por pagar	4.268.500
Disminución de otras cuentas por pagar a corto plazo	4.268.500

A0063

Instituto Venezolano de Investigaciones Científicas (IVIC)

INSTITUTO VENEZOLANO DE INVESTIGACIONES CIENTÍFICAS (IVIC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Venezolano de Investigaciones Científicas (Ivic), estima ser el principal ente impulsor del desarrollo científico y tecnológico de la región, a través de la generación de proyectos en áreas de impacto nacional e internacional. El Ivic, generará nuevos conocimientos a través de la investigación científica, el desarrollo tecnológico y la formación de recursos de alto nivel. Para lo cual, el Instituto será fuente de acopio informativo en el área, asesor y facilitador de servicios externos que garanticen el acceso directo y la difusión del conocimiento científico en Venezuela y en el Mundo.

En tal sentido, estima generar nuevos conocimientos a través de la investigación científica, el desarrollo tecnológico y la formación de recursos de alto nivel. Para lo cual el Instituto será fuente de acopio informativo en el área, asesor y facilitador de servicios externos que garanticen el acceso directo y la difusión del conocimiento científico en Venezuela y en el Mundo.

Objetivos Generales

Investigar: Desde su creación, el Ivic, ha sido centro fundamental de investigación científica del país, actuando como ente generador de conocimiento en importantes y vitales áreas para el desarrollo científico, social, económico, político y cultural de Venezuela.

Generar, procesar conocimientos y servir de organismo consultivo para el Gobierno Nacional y entes privados del país.

Formar nuevos recursos a través de Post-grados del Centro de Estudios avanzados (CEA).

Desarrollar o adaptar tecnologías en áreas biomédicas, petroquímicas, entre otras.

Objetivos Específicos

Realizar actividades pertenecientes a las disciplinas científicas como: Docencia de pre y post-grado, servicios y asistencia técnica y asesorías en las ramas agroambientales, biológicas, médicas, físicas, químicas, matemáticas, socio antropológicas y tecnológicas, así como diversos proyectos interdisciplinarios.

Formar recursos humanos de alto nivel; dirigidos a los programas de maestría y doctorado en las especialidades de Antropología, Bioquímica, Ecología, Fisiología y Biofísica, Genética Humana, Inmunología y Microbiología, Biología de la Reproducción Humana, Estudios Sociales de la Ciencia, Física, Matemáticas, Química y Física Médica.

Conservar y resguardar importantes documentos científicos los cuales suman hasta la fecha más de 6500 títulos de revistas periódicas. Y una gran cantidad de textos tanto nacionales como internacionales. Labor efectuada por la biblioteca "Marcel Roche", reconocida por la Unesco como centro de documentación y de servicios científico-tecnológicos para Venezuela y América Latina.

Incrementar el número de investigadores y post-doctorales y profundizar los vínculos entre el Instituto y diversas actividades públicas y privadas del país.

Promover la ampliación del radio de acción de los proyectos de investigación y los servicios hacia el análisis y resolución de problemas de impacto nacional.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.195.908.118**
INGRESOS CORRIENTES ORDINARIOS	1.195.908.118
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.000.000
Venta de otros bienes y servicios	2.000.000
TRANSFERENCIAS CORRIENTES	1.192.353.893
Transferencias corrientes del sector público	1.192.353.893
Transferencias corrientes internas recibidas del sector público	1.192.353.893
De la República	1.192.353.893
OTROS INGRESOS	1.554.225
Otros ingresos ordinarios	1.554.225
INGRESOS DE CAPITAL	**13.000.000**
RECURSOS PROPIOS DE CAPITAL	13.000.000
Incremento de la depreciación y amortización acumuladas	13.000.000
FUENTES FINANCIERAS	**111.607.205**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	111.607.205
Disminución de otros activos financieros	111.607.205
Disminución de disponibilidades	111.607.205
Disminución de bancos	111.607.205
TOTAL RECURSOS	**1.320.515.323**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.183.935.075**
GASTOS DE CONSUMO	1.083.978.680
Remuneraciones	843.675.059
Sueldos, salarios y otras retribuciones	130.770.372
Beneficios y complementos de sueldos y salarios	237.265.721
Aportes patronales	20.062.049
Prestaciones sociales y otras indemnizaciones	65.601.085
Asistencia socioeconómica	389.894.533
Otros gastos de personal	81.299
Compra de bienes y servicios	178.314.223
Bienes de consumo	63.184.871
Servicios no personales	115.129.352
Impuestos indirectos	48.989.398
Depreciación y amortización	13.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	99.956.395
Al sector privado	99.556.395
Transferencias corrientes al sector privado	95.240.376
Directas a personas	95.163.318
Pensiones y otros beneficios asociados	15.069.963
Jubilaciones y otros beneficios asociados	70.713.578
Otras transferencias directas a personas	9.379.777
A instituciones sin fines de lucro	18.333
Otras transferencias corrientes internas al sector privado	58.725
Donaciones corrientes al sector privado	4.316.019
Donaciones a personas	4.316.019
Al sector público	400.000
Transferencias corrientes al sector público	400.000
A los entes descentralizados sin fines empresariales para sus gastos	400.000
GASTOS DE CAPITAL	**24.973.043**
INVERSIÓN REAL DIRECTA	24.973.043
Formación bruta de capital fijo	24.973.043
Maquinaria, equipos y otros bienes muebles	23.306.376
Construcciones de bienes de dominio privado	1.666.667

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**111.607.205**
DISMINUCIÓN DE PASIVOS	111.607.205
Disminución de cuentas y efectos por pagar	111.607.205
Disminución de otras cuentas y efectos por pagar	111.607.205
Disminución de otras cuentas por pagar a corto plazo	111.607.205
TOTAL EGRESOS	**1.320.515.323**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
127248	Formación en saberes científico técnicos para niños, jóvenes, actores de socialización del conocimiento científico, así como para estudiantes de pregrado y postgrado.	participante	45.384			453.393		23.750.534				24.203.927
127252	Desarrollo de investigaciones científico tecnológicas básicas y aplicadas orientadas a dar respuesta a problemas concretos en las áreas de salud, ambiente, hidrocarburos, estudios sociales, así como ciencia, tecnología e innovación	investigación	290			1.100.832		257.709.845				258.810.677
127257	Socialización de aplicaciones de conocimientos científicos por medio de la prestación de servicios que contribuyan a satisfacer necesidades concretas de la población.	servicio	7.771			2.000.000		19.724.125				21.724.125
127258	Fortalecimiento de espacios y mecanismos para la apropiación de conocimientos, la contraloría social y la autogestión comunitaria.	atención	143.280					15.841.635				15.841.635
TOTAL						3.554.225		317.026.139				320.580.364

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	Transferencias y Donaciones – De la República – Proyectos por Endeudamiento	Transferencias y Donaciones – De la República – Otras	Transferencias y Donaciones – De los Entes Descentralizados	Transferencias y Donaciones – Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			640.759.828				640.759.828
02	Gestión Administrativa	13.000.000		148.784.385			111.607.205	273.391.590
03	Previsión y Protección Social			85.783.541				85.783.541
	TOTAL	**13.000.000**		**875.327.754**			**111.607.205**	**999.934.959**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**710**	**828**		**1.538**	**65.028.040**	**32.844**	**65.060.884**
Alto Nivel y de Dirección		1		1	36.776		36.776
Profesional y Técnico	374	100		474	16.922.050	24.305	16.946.355
Personal Administrativo	64	110		174	4.977.074	8.539	4.985.613
Personal de Investigación	212	192		404	27.871.612		27.871.612
Obrero	60	425		485	15.220.528		15.220.528
Personal Contratado	**238**	**266**		**494**	**23.503.976**		**23.503.976**
Profesional y Técnico	78	49		127	2.585.437		2.585.437
Personal Administrativo	47	33		80	1.645.279		1.645.279
Personal de Investigación	113	174		287	19.273.260		19.273.260
TOTAL	**948**	**1.084**		**2.032**	**88.532.016**	**32.844**	**88.564.860**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**207**	**194**	**401**	**70.713.578**
Empleados	207	194	401	70.713.578
Pensionados	**194**	**51**	**245**	**15.069.963**
Empleados	59	16	75	4.742.691
Obreros	135	35	170	10.327.272
TOTAL	**401**	**245**	**646**	**85.783.541**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	843.675.059
4.02	Materiales, suministros y mercancías	63.184.871
4.03	Servicios no personales	164.118.750
4.04	Activos reales	24.973.043
4.07	Transferencias y donaciones	99.956.395
4.08	Otros gastos	13.000.000
4.11	Disminución de pasivos	111.607.205
	TOTAL	1.320.515.323

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	1.195.908.118
INGRESOS CORRIENTES ORDINARIOS	1.195.908.118
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.000.000
Venta de otros bienes y servicios	2.000.000
TRANSFERENCIAS CORRIENTES	1.192.353.893
Transferencias corrientes del sector público	1.192.353.893
Transferencias corrientes internas recibidas del sector público	1.192.353.893
De la República	1.192.353.893
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	1.192.353.893
-Ingresos Ordinarios	1.192.353.893
OTROS INGRESOS	1.554.225
Otros ingresos ordinarios	1.554.225
1.2 GASTOS CORRIENTES	1.183.935.075
GASTOS DE CONSUMO	1.083.978.680
Remuneraciones	843.675.059
Sueldos, salarios y otras retribuciones	130.770.372
Beneficios y complementos de sueldos y salarios	237.265.721
Aportes patronales	20.062.049
Prestaciones sociales y otras indemnizaciones	65.601.085
Asistencia socioeconómica	389.894.533
Otros gastos de personal	81.299
Compra de bienes y servicios	178.314.223
Bienes de consumo	63.184.871
Servicios no personales	115.129.352
Impuestos indirectos	48.989.398
Depreciación y amortización	13.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	99.956.395
Al sector privado	99.556.395
Transferencias corrientes al sector privado	95.240.376
Directas a personas	95.163.318
Pensiones y otros beneficios asociados	15.069.963
Jubilaciones y otros beneficios asociados	70.713.578
Otras transferencias directas a personas	9.379.777
A instituciones sin fines de lucro	18.333
Otras transferencias corrientes internas al sector privado	58.725

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Donaciones corrientes al sector privado	4.316.019
Donaciones a personas	4.316.019
Al sector público	400.000
Transferencias corrientes al sector público	400.000
A los entes descentralizados sin fines empresariales para sus gastos	400.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**11.973.043**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**24.973.043**
RECURSOS PROPIOS DE CAPITAL	24.973.043
Ahorro en cuenta corriente	11.973.043
Incremento de la depreciación y amortización acumuladas	13.000.000
2.2 GASTOS DE CAPITAL	**24.973.043**
INVERSIÓN REAL DIRECTA	24.973.043
Formación bruta de capital fijo	24.973.043
Maquinaria, equipos y otros bienes muebles	23.306.376
Construcciones de bienes de dominio privado	1.666.667
2.3 RESULTADO FINANCIERO : EQUILIBRIO	
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**111.607.205**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	111.607.205
Disminución de otros activos financieros	111.607.205
Disminución de disponibilidades	111.607.205
Disminución de bancos	111.607.205
3.2 APLICACIONES FINANCIERAS	**111.607.205**
DISMINUCIÓN DE PASIVOS	111.607.205
Disminución de cuentas y efectos por pagar	111.607.205
Disminución de otras cuentas y efectos por pagar	111.607.205
Disminución de otras cuentas por pagar a corto plazo	111.607.205

A0080

Universidad del Zulia (LUZ)

UNIVERSIDAD DEL ZULIA (LUZ)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad del Zulia (LUZ) es una institución científica, educativa integrada a la sociedad y fundamentada en los más sólidos principios de autonomía, ética, justicia, libertad, equidad, calidad, eficiencia, excelencia y con pertinencia social, cuyo propósito es la búsqueda del saber y la verdad, mediante la creación, transmisión y aplicación del conocimiento como el valor social que genera competencia para la creatividad e innovación, a través de una adecuada relación con el sector productivo, con las comunidades, organismos públicos y el resto del sector educativo, para la elaboración oportuna de alternativas viables a los problemas de la región y el país.

La Universidad del Zulia, se proyectará como una Institución científico educativa, moderna y de vanguardia, con capacidad de auto gestión, de reconocido prestigio regional, nacional e internacional por su excelencia académica y compromiso social, en la generación de los conocimientos científico competitivo, transferible a través de la formación integral de profesionales capacitados para interactuar con independencia y asertividad en sociedades globales y con capacidad de llevar adelante los cambios que el país necesita, que contribuyan a elevar la calidad de vida del ser humano, fortaleciendo así sus valores trascendentales y desarrollo integral.

- Constituirse en una Institución generadora de respuestas adecuadas, basadas en el desarrollo y consolidación del conocimiento como ventaja competitiva, que sea trasmitido por vía de la docencia y la extensión, fortaleciendo los procesos de cambio de la Institución y del país.
- Conducir un proceso de formación de un profesional hábil y útil, para ubicarse en un mundo competitivo, globalizado, integrado, regionalizado y en proceso acelerado de transformación, con base en resultado de una educación con calidad científica y pertinencia social.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**4.002.378.395**
INGRESOS CORRIENTES ORDINARIOS	4.002.378.395
INGRESOS DE OPERACIÓN	282.199.175
Otros ingresos de operación	282.199.175
TRANSFERENCIAS CORRIENTES	3.720.179.220
Transferencias corrientes del sector público	3.720.179.220
Transferencias corrientes internas recibidas del sector público	3.720.179.220
De la República	3.720.179.220
FUENTES FINANCIERAS	**160.145.167**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	160.145.167
Disminución de otros activos financieros	160.145.167
Disminución de disponibilidades	160.145.167
Disminución de bancos	160.145.167
TOTAL RECURSOS	**4.162.523.562**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	3.817.461.202
GASTOS DE CONSUMO	3.284.269.250
Remuneraciones	2.570.602.689
Sueldos, salarios y otras retribuciones	530.651.190
Beneficios y complementos de sueldos y salarios	192.700.114
Aportes patronales	42.929.194
Prestaciones sociales y otras indemnizaciones	1.397.627.855
Asistencia socioeconómica	398.501.482
Otros gastos de personal	8.192.854
Compra de bienes y servicios	713.181.976
Bienes de consumo	357.047.997
Servicios no personales	356.133.979
Impuestos indirectos	484.585
TRANSFERENCIAS Y DONACIONES CORRIENTES	532.860.263
Al sector privado	524.057.793
Transferencias corrientes al sector privado	520.565.926
Directas a personas	518.568.138
Pensiones y otros beneficios asociados	39.560.328
Jubilaciones y otros beneficios asociados	453.642.810
Otras transferencias directas a personas	25.365.000
A instituciones sin fines de lucro	1.974.788
Otras transferencias corrientes internas al sector privado	23.000
Donaciones corrientes al sector privado	3.491.867
Donaciones a personas	3.049.520
Donaciones a instituciones sin fines de lucro	442.347
Al sector público	8.802.470
Transferencias corrientes al sector público	8.802.470
A los entes descentralizados sin fines empresariales para sus gastos	5.453.807
A instituciones de protección social para atender beneficios de la seguridad social	3.348.663
OTROS GASTOS CORRIENTES	331.689
Obligaciones del ejercicio vigente	331.689
Devoluciones de cobros indebidos	95.371
Devoluciones y reintegros diversos	236.318

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS DE CAPITAL	**88.481.976**
INVERSIÓN REAL DIRECTA	88.481.976
Formación bruta de capital fijo	84.974.136
Maquinaria, equipos y otros bienes muebles	71.149.158
Bienes preexistentes	1.501.248
Construcciones de bienes de dominio privado	12.323.730
Bienes intangibles	3.507.840
APLICACIONES FINANCIERAS	**256.580.384**
DISMINUCIÓN DE PASIVOS	256.580.384
Disminución de cuentas y efectos por pagar	90.150.000
Disminución de cuentas y efectos por pagar a corto plazo	90.150.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	5.000.000
Disminución de aportes patronales y retenciones laborales por pagar	150.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	150.000
Disminución cuentas por pagar a proveedores a corto plazo	85.000.000
Disminución de otros pasivos	166.430.384
Disminución de otros pasivos a corto plazo	166.430.384
TOTAL EGRESOS	**4.162.523.562**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129647	Intercambio y gestión del conocimiento con la sociedad	persona	110.000			18.298.352		27.094.471				45.392.823
129655	Formación de Postgrado o Estudios Avanzados	matrícula	10.012			88.521.098		20.846.496				109.367.594
129661	Desarrollo y mantenimiento de la infraestructura	metro cuadrado	458.847			5.470.150		127.414.879				132.885.029
129707	Formación de Estudiantes en Carreras	matrícula	62.012			31.639.348		1.136.970.179			160.145.167	1.328.754.694
129732	Sistema de Recursos para la Formación e Intercambio Académico	usuario	1.539.030	923.418	615.612	53.582.744		62.733.627				116.316.371
129823	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	48.718			18.494.881		223.364.968				241.859.849
129831	Investigación, Innovación y Gestión del Conocimiento.	investigación	1.350			11.166.381		48.505.363				59.671.744
TOTAL						227.172.954		1.646.929.983			160.145.167	2.034.248.104

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	31.623.516		1.262.192.730				1.293.816.246
02	Gestión Administrativa	23.402.705		317.853.369				341.256.074
03	Previsión y Protección Social			493.203.138				493.203.138
	TOTAL	55.026.221		2.073.249.237				2.128.275.458

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**3.430**	**3.136**		**6.566**	**280.708.620**		**280.708.620**
Directivo	104	85		189	13.334.676		13.334.676
Profesional y Técnico	1.494	737		2.231	84.146.198		84.146.198
Personal Administrativo	450	459		909	27.156.021		27.156.021
Personal Docente	1.153	744		1.897	122.625.655		122.625.655
Obrero	229	1.111		1.340	33.446.070		33.446.070
Personal Fijo a Tiempo Parcial	**276**	**306**		**582**	**16.606.230**		**16.606.230**
Directivo		1		1	26.570		26.570
Profesional y Técnico	10	15		25	996.000		996.000
Personal Administrativo		3		3	114.888		114.888
Personal Docente	266	287		553	15.468.772		15.468.772
Personal Contratado	**313**	**433**		**746**	**28.675.174**		**28.675.174**
Profesional y Técnico	89	40		129	6.141.316		6.141.316
Personal Administrativo	150	120		270	10.862.424		10.862.424
Personal Docente	31	43		74	6.204.864		6.204.864
Obrero	43	230		273	5.466.570		5.466.570
TOTAL	**4.019**	**3.875**		**7.894**	**325.990.024**		**325.990.024**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**2.399**	**3.034**	**5.433**	**453.642.810**
Empleados	1.150	714	1.864	121.827.757
Docentes	1.143	1.772	2.915	297.004.691
Obreros	106	548	654	34.810.362
Pensionados	**678**	**212**	**890**	**39.560.328**
Empleados	343	117	460	19.181.234
Docentes	4	9	13	5.453.885
Obreros	331	86	417	14.925.209
TOTAL	**3.077**	**3.246**	**6.323**	**493.203.138**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	2.570.602.689
4.02	Materiales, suministros y mercancías	357.047.997
4.03	Servicios no personales	356.618.564
4.04	Activos reales	88.481.976
4.07	Transferencias y donaciones	532.860.263
4.08	Otros gastos	331.689
4.11	Disminución de pasivos	256.580.384
	TOTAL	**4.162.523.562**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**4.002.378.395**
INGRESOS CORRIENTES ORDINARIOS	4.002.378.395
INGRESOS DE OPERACIÓN	282.199.175
Otros ingresos de operación	282.199.175
TRANSFERENCIAS CORRIENTES	3.720.179.220
Transferencias corrientes del sector público	3.720.179.220
Transferencias corrientes internas recibidas del sector público	3.720.179.220
De la República	3.720.179.220
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	3.720.179.220
- Ingresos Ordinarios	3.720.179.220
1.2 GASTOS CORRIENTES	**3.817.461.202**
GASTOS DE CONSUMO	3.284.269.250
Remuneraciones	2.570.602.689
Sueldos, salarios y otras retribuciones	530.651.190
Beneficios y complementos de sueldos y salarios	192.700.114
Aportes patronales	42.929.194
Prestaciones sociales y otras indemnizaciones	1.397.627.855
Asistencia socioeconómica	398.501.482
Otros gastos de personal	8.192.854
Compra de bienes y servicios	713.181.976
Bienes de consumo	357.047.997
Servicios no personales	356.133.979
Impuestos indirectos	484.585
TRANSFERENCIAS Y DONACIONES CORRIENTES	532.860.263
Al sector privado	524.057.793
Transferencias corrientes al sector privado	520.565.926
Directas a personas	518.568.138
Pensiones y otros beneficios asociados	39.560.328
Jubilaciones y otros beneficios asociados	453.642.810
Otras transferencias directas a personas	25.365.000
A instituciones sin fines de lucro	1.974.788
Otras transferencias corrientes internas al sector privado	23.000
Donaciones corrientes al sector privado	3.491.867
Donaciones a personas	3.049.520
Donaciones a instituciones sin fines de lucro	442.347
Al sector público	8.802.470

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Transferencias corrientes al sector público	8.802.470
A los entes descentralizados sin fines empresariales para sus gastos	5.453.807
A instituciones de protección social para atender beneficios de la seguridad social	3.348.663
OTROS GASTOS CORRIENTES	331.689
Obligaciones del ejercicio vigente	331.689
Devoluciones de cobros indebidos	95.371
Devoluciones y reintegros diversos	236.318
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**184.917.193**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**184.917.193**
RECURSOS PROPIOS DE CAPITAL	184.917.193
Ahorro en cuenta corriente	184.917.193
2.2 GASTOS DE CAPITAL	**88.481.976**
INVERSIÓN REAL DIRECTA	88.481.976
Formación bruta de capital fijo	84.974.136
Maquinaria, equipos y otros bienes muebles	71.149.158
Bienes preexistentes	1.501.248
Construcciones de bienes de dominio privado	12.323.730
Bienes intangibles	3.507.840
2.3 RESULTADO FINANCIERO : SUPERAVIT	**96.435.217**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**256.580.384**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	160.145.167
Disminución de otros activos financieros	160.145.167
Disminución de disponibilidades	160.145.167
Disminución de bancos	160.145.167
SUPERÁVIT FINANCIERO	96.435.217
3.2 APLICACIONES FINANCIERAS	**256.580.384**
DISMINUCIÓN DE PASIVOS	256.580.384
Disminución de cuentas y efectos por pagar	90.150.000
Disminución de cuentas y efectos por pagar a corto plazo	90.150.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	5.000.000
Disminución de aportes patronales y retenciones laborales por pagar	150.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	150.000
Disminución cuentas por pagar a proveedores a corto plazo	85.000.000
Disminución de otros pasivos	166.430.384
Disminución de otros pasivos a corto plazo	166.430.384

A0081

Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO)

UNIVERSIDAD NACIONAL EXPERIMENTAL POLITÉCNICA ANTONIO JOSÉ DE SUCRE (UNEXPO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Nacional Experimental Politécnica Antonio José de Sucre (Unexpo), tiene como visión, ser una institución de educación superior que conjuga aspiraciones, conocimientos, habilidades, competencias, valores, actividades, procedimientos, procesos y ambientes con los diversos sectores sociales y el Estado, con el propósito de:

- Dar formación permanente e integral, fundamentalmente, en el área de la ingeniería y la tecnología con un alto nivel de calidad.

Contribuyendo así con el desarrollo del país, generando comportamientos ciudadanos de democracia y participación, formando profesionales en el área tecnológica, creando ocupaciones de calidad, introduciendo modificaciones en el proceso productivo, estimulando el desarrollo tecnológico, interviniendo en la corrección de desequilibrios sociales, asegurando la base de sustentación ecológica y aportando soluciones, políticamente viables e históricamente relevantes, a las necesidades de transformación de la sociedad para la construcción de un futuro mejor.

Para este año la Unexpo, estima lo siguiente:

- Incrementar y consolidar las alianzas estratégicas nacionales e internacionales con el sector público y privado, en un proceso de cooperación para satisfacer necesidades mutuas.

Presupuestariamente la Unexpo, orientará los recursos hacia la continuación y culminación de los proyectos que están en ejecución, privilegiando la inversión en proyectos que representen un efecto multiplicador importante, en el nivel de empleo, en el marco de la concepción estratégica del desarrollo endógeno.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.251.856.992**
INGRESOS CORRIENTES ORDINARIOS	1.251.856.992
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	6.992.204
Venta de otros bienes y servicios	6.992.204
TRANSFERENCIAS CORRIENTES	1.244.864.788
Transferencias corrientes del sector público	1.244.864.788
Transferencias corrientes internas recibidas del sector público	1.244.864.788
De la República	1.244.864.788
FUENTES FINANCIERAS	**1.750.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.750.000
Disminución de otros activos financieros	1.750.000
Disminución de disponibilidades	1.750.000
Disminución de bancos	1.750.000
TOTAL RECURSOS	**1.253.606.992**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.200.583.742**
GASTOS DE CONSUMO	930.973.949
Remuneraciones	662.711.404
Sueldos, salarios y otras retribuciones	167.309.221
Beneficios y complementos de sueldos y salarios	90.084.512
Aportes patronales	27.052.371
Prestaciones sociales y otras indemnizaciones	65.975.214
Asistencia socioeconómica	312.290.086
Compra de bienes y servicios	264.040.055
Bienes de consumo	56.155.728
Servicios no personales	207.884.327
Impuestos indirectos	4.222.490
TRANSFERENCIAS Y DONACIONES CORRIENTES	269.609.793
Al sector privado	260.577.697
Transferencias corrientes al sector privado	260.459.636
Directas a personas	241.214.442
Pensiones y otros beneficios asociados	24.453.258
Jubilaciones y otros beneficios asociados	152.357.184
Otras transferencias directas a personas	64.404.000
A instituciones sin fines de lucro	19.245.194
Donaciones corrientes al sector privado	118.061
Donaciones a personas	118.061
Al sector público	9.032.096
Transferencias corrientes al sector público	9.032.096
A los entes descentralizados sin fines empresariales para sus gastos	9.032.096
GASTOS DE CAPITAL	**8.812.526**
INVERSIÓN REAL DIRECTA	8.812.526
Formación bruta de capital fijo	8.811.074
Maquinaria, equipos y otros bienes muebles	8.811.074
Bienes intangibles	1.452
APLICACIONES FINANCIERAS	**44.210.724**
DISMINUCIÓN DE PASIVOS	44.210.724
Disminución de otros pasivos	44.210.724
Disminución de otros pasivos a corto plazo	44.210.724
TOTAL EGRESOS	**1.253.606.992**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129752	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	14.901					234.694.113				234.694.113
129754	Investigación, Innovación y Gestión del Conocimiento	investigación	228					744.616				744.616
129858	Intercambio y Gestión del Conocimiento con la Sociedad	persona	73.516			160.000		9.973.408				10.133.408
129860	Sistema de Recursos para la Formación e Intercambio Académico	usuario	1.408.440	463.047	945.393			26.560.055				26.560.055
129869	Formación de Estudiantes en Carreras	matrícula	18.626			975.000		197.738.493				198.713.493
129958	Formación en Postgrado o Estudios Avanzados	matrícula	1.764			4.207.750		11.153.015				15.360.765
129973	Desarrollo y Mantenimiento de la Infraestructura	metro cuadrado	5.611.686					40.561.695				40.561.695
TOTAL						5.342.750		521.425.395				526.768.145

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			391.800.117				391.800.117
02	Gestión Administrativa	1.649.454		154.828.834			1.750.000	158.228.288
03	Previsión y Protección Social			176.810.442				176.810.442
	TOTAL	1.649.454		723.439.393			1.750.000	726.838.847

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**960**	**1.003**	**433**	**2.396**	**142.922.943**		**142.922.943**
Alto Nivel y de Dirección	1			1	110.436		110.436
Directivo	24	22		46	4.134.852		4.134.852
Profesional y Técnico	433	213	134	780	44.136.129		44.136.129
Personal Administrativo	137	38	20	195	7.366.167		7.366.167
Personal Docente	271	500	208	979	72.440.610		72.440.610
Obrero	94	230	71	395	14.734.749		14.734.749
Personal Fijo a Tiempo Parcial	**6**	**38**	**9**	**53**	**1.489.362**		**1.489.362**
Profesional y Técnico	6	23	7	36	1.025.964		1.025.964
Personal Docente		15	2	17	463.398		463.398
Personal Contratado	**14**	**27**		**41**	**2.324.916**		**2.324.916**
Profesional y Técnico	4	4		8	425.259		425.259
Personal Administrativo		3		3	108.207		108.207
Personal Docente	10	15		25	1.618.449		1.618.449
Obrero		5		5	173.001		173.001
TOTAL	**980**	**1.068**	**442**	**2.490**	**146.737.221**		**146.737.221**

PERSONAL JUBILADO Y PENSIONADO (En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**532**	**706**	**1.238**	**152.357.184**
Alto Nivel y de Dirección		1	1	224.913
Empleados	273	109	382	45.399.753
Docentes	170	445	615	85.688.088
Obreros	89	151	240	21.044.430
Pensionados	**52**	**184**	**236**	**24.453.258**
Empleados	33	24	57	5.564.673
Docentes	9	102	111	13.519.668
Obreros	10	58	68	5.368.917
TOTAL	**584**	**890**	**1.474**	**176.810.442**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	662.711.404
4.02	Materiales, suministros y mercancias	56.155.728
4.03	Servicios no personales	212.106.817
4.04	Activos reales	8.812.526
4.07	Transferencias y donaciones	269.609.793
4.11	Disminución de pasivos	44.210.724
	TOTAL	1.253.606.992

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.251.856.992**
INGRESOS CORRIENTES ORDINARIOS	1.251.856.992
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	6.992.204
Venta de otros bienes y servicios	6.992.204
TRANSFERENCIAS CORRIENTES	1.244.864.788
Transferencias corrientes del sector público	1.244.864.788
Transferencias corrientes internas recibidas del sector público	1.244.864.788
De la República	1.244.864.788
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	1.244.864.788
- Ingresos Ordinarios	1.244.864.788
1.2 GASTOS CORRIENTES	**1.200.583.742**
GASTOS DE CONSUMO	930.973.949
Remuneraciones	662.711.404
Sueldos, salarios y otras retribuciones	167.309.221
Beneficios y complementos de sueldos y salarios	90.084.512
Aportes patronales	27.052.371
Prestaciones sociales y otras indemnizaciones	65.975.214
Asistencia socioeconómica	312.290.086
Compra de bienes y servicios	264.040.055
Bienes de consumo	56.155.728
Servicios no personales	207.884.327
Impuestos indirectos	4.222.490
TRANSFERENCIAS Y DONACIONES CORRIENTES	269.609.793
Al sector privado	260.577.697
Transferencias corrientes al sector privado	260.459.636
Directas a personas	241.214.442
Pensiones y otros beneficios asociados	24.453.258
Jubilaciones y otros beneficios asociados	152.357.184
Otras transferencias directas a personas	64.404.000
A instituciones sin fines de lucro	19.245.194
Donaciones corrientes al sector privado	118.061
Donaciones a personas	118.061
Al sector público	9.032.096
Transferencias corrientes al sector público	9.032.096

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
A los entes descentralizados sin fines empresariales para sus gastos	9.032.096
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**51.273.250**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**51.273.250**
RECURSOS PROPIOS DE CAPITAL	51.273.250
Ahorro en cuenta corriente	51.273.250
2.2 GASTOS DE CAPITAL	**8.812.526**
INVERSIÓN REAL DIRECTA	8.812.526
Formación bruta de capital fijo	8.811.074
Maquinaria, equipos y otros bienes muebles	8.811.074
Bienes intangibles	1.452
2.3 RESULTADO FINANCIERO : SUPERAVIT	**42.460.724**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**44.210.724**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.750.000
Disminución de otros activos financieros	1.750.000
Disminución de disponibilidades	1.750.000
Disminución de bancos	1.750.000
SUPERÁVIT FINANCIERO	42.460.724
3.2 APLICACIONES FINANCIERAS	**44.210.724**
DISMINUCIÓN DE PASIVOS	44.210.724
Disminución de otros pasivos	44.210.724
Disminución de otros pasivos a corto plazo	44.210.724

A0082

Universidad de Oriente (UDO)

UNIVERSIDAD DE ORIENTE (UDO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad de Oriente (UDO) se define como un sistema de educación universitaria al servicio del país con objetivos comunes a las demás universidades venezolanas y del mundo, tiene como misión, contribuir a la formación de profesionales de excelencia, de valores éticos y morales, críticos, creativos e integrales en la prestación de servicios en las diferentes áreas del conocimiento y desarrollando actividades de investigación, docencia y extensión para cooperar en la construcción de una sociedad venezolana de la Región Oriental - Insular - Sur del país.

En este sentido, se destacan las siguientes funciones de la UDO:

- Promover y desarrollar labores de investigación científica, humanística y tecnológica en las áreas y disciplinas en las que se considere necesaria su participación en relación a los problemas Regionales y nacionales.
- Promover vínculos directos con los medios de comunicación social a objeto de proporcionar mayor cobertura a la actividad universitaria.

Para el ejercicio fiscal, la Universidad, orientará los recursos hacia la continuación y culminación de los proyectos que están en ejecución, privilegiando la inversión en proyectos que representen un efecto multiplicador importante.

Asimismo, la distribución de los recursos otorgados persigue como objetivo, mejorar la calidad de la oferta académica, dar continuidad a los proyectos de pertinencia social y estar al servicio pleno de la población venezolana.

Por otra parte, la política de gastos va dirigida a mantener las condiciones de funcionamiento tanto de las dependencias académicas como administrativas de la Institución, garantizando la operatividad de las mismas. Bajo esa perspectiva, la Universidad sostiene una adecuada política en la distribución de los créditos presupuestarios en el ámbito de los núcleos y extensiones que la conforman, sin dejar de lado, el justo manejo y control de los recursos presupuestarios como parte de la labor que desarrolla en función de alcanzar las metas y objetivos en las áreas de Enseñanza, Investigación y Extensión.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**3.179.395.810**
INGRESOS CORRIENTES ORDINARIOS	3.179.395.810
TRANSFERENCIAS CORRIENTES	3.155.942.509
Transferencias corrientes del sector público	3.155.942.509
Transferencias corrientes internas recibidas del sector público	3.155.942.509
De la República	3.155.942.509
OTROS INGRESOS	23.453.301
Otros ingresos ordinarios	23.453.301
TOTAL RECURSOS	**3.179.395.810**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**2.794.351.019**
GASTOS DE CONSUMO	2.041.427.167
Remuneraciones	1.486.092.830
Sueldos, salarios y otras retribuciones	467.401.977
Beneficios y complementos de sueldos y salarios	250.068.928
Aportes patronales	82.319.993
Prestaciones sociales y otras indemnizaciones	89.882.622
Asistencia socioeconómica	596.085.816
Otros gastos de personal	333.494
Compra de bienes y servicios	497.809.967
Bienes de consumo	386.768.146
Servicios no personales	111.041.821
Impuestos indirectos	57.524.370
TRANSFERENCIAS Y DONACIONES CORRIENTES	752.923.852
Al sector privado	747.006.460
Transferencias corrientes al sector privado	747.006.460
Directas a personas	659.319.838
Pensiones y otros beneficios asociados	97.027.352
Jubilaciones y otros beneficios asociados	492.931.551
Otras transferencias directas a personas	69.360.935
A instituciones sin fines de lucro	74.747.469
Otras transferencias corrientes internas al sector privado	12.939.153
Al sector público	5.917.392
Transferencias corrientes al sector público	5.917.392
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	5.917.392
GASTOS DE CAPITAL	**229.128.938**
INVERSIÓN REAL DIRECTA	229.128.938
Formación bruta de capital fijo	229.128.938
Maquinaria, equipos y otros bienes muebles	124.648.806
Construcciones de bienes de dominio privado	104.480.132
APLICACIONES FINANCIERAS	**155.915.853**
DISMINUCIÓN DE PASIVOS	155.915.853
Disminución de otros pasivos	155.915.853
Disminución de otros pasivos a corto plazo	155.915.853
TOTAL EGRESOS	**3.179.395.810**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República – Proyectos por Endeudamiento	Transferencias y Donaciones: De la República – Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
130067	Formación en post grado o estudios avanzado	matrícula	3.756			3.722.799		36.505.415				40.228.214
130077	Investigación, Innovación y Gestión del Conocimiento	investigación	137					42.409.873				42.409.873
130084	Sistema de Recursos para la formación e intercambio académico	usuario	2.210.305	1.326.183	884.122	350.000		74.788.673				75.138.673
130182	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	3.522.831			1.410.000		326.853.927				328.263.927
130192	Desarrollo y Mantenimiento de la Infraestructura	metro cuadrado	196.959			188.800		278.871.576				279.060.376
130201	Intercambio y Gestión del conocimiento con la sociedad	persona	78.433					44.766.322				44.766.322
130210	Territorialización y Municipalización de la Educación Universitaria	plan	10					1.720.192				1.720.192
130212	Formación de Estudiantes en Carreras	matrícula	78.433			14.993.502		823.541.655				838.535.157
TOTAL						20.665.101		1.629.457.633				1.650.122.734

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			749.505.107				749.505.107
02	Gestión Administrativa	2.788.200		187.020.866				189.809.066
03	Previsión y Protección Social			589.958.903				589.958.903
	TOTAL	2.788.200		1.526.484.876				1.529.273.076

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**2.488**	**2.467**		**4.955**	**319.734.909**	**1.460.979**	**321.195.888**
Personal Administrativo	1.004	702		1.706	95.095.054	1.460.979	96.556.033
Personal Docente	1.099	864		1.963	174.054.547		174.054.547
Obrero	385	901		1.286	50.585.308		50.585.308
Personal Fijo a Tiempo Parcial	**2**	**5**		**7**	**144.439**	**53.654**	**198.093**
Personal Docente	2	5		7	144.439	53.654	198.093
Personal Contratado	**1.192**	**985**		**2.177**	**114.179.003**		**114.179.003**
Personal Administrativo	145	162		307	19.903.909		19.903.909
Personal Docente	748	554		1.302	69.940.399		69.940.399
Obrero	299	269		568	24.334.695		24.334.695
TOTAL	**3.682**	**3.457**		**7.139**	**434.058.351**	**1.514.633**	**435.572.984**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**1.415**	**1.993**	**3.408**	**492.931.551**
Empleados	761	544	1.305	160.017.234
Docentes	451	818	1.269	251.942.221
Obreros	203	631	834	80.972.096
Pensionados	**691**	**161**	**852**	**97.027.352**
Empleados	197	52	249	27.861.433
Docentes	204	43	247	35.240.647
Obreros	290	66	356	33.925.272
TOTAL	**2.106**	**2.154**	**4.260**	**589.958.903**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	1.486.092.830
4.02	Materiales, suministros y mercancías	386.768.146
4.03	Servicios no personales	168.566.191
4.04	Activos reales	229.128.938
4.07	Transferencias y donaciones	752.923.852
4.11	Disminución de pasivos	155.915.853
	TOTAL	**3.179.395.810**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	3.179.395.810
INGRESOS CORRIENTES ORDINARIOS	3.179.395.810
TRANSFERENCIAS CORRIENTES	3.155.942.509
Transferencias corrientes del sector público	3.155.942.509
Transferencias corrientes internas recibidas del sector público	3.155.942.509
De la República	3.155.942.509
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	3.155.942.509
- Ingresos Ordinarios	3.155.942.509
OTROS INGRESOS	23.453.301
Otros ingresos ordinarios	23.453.301
1.2 GASTOS CORRIENTES	2.794.351.019
GASTOS DE CONSUMO	2.041.427.167
Remuneraciones	1.486.092.830
Sueldos, salarios y otras retribuciones	467.401.977
Beneficios y complementos de sueldos y salarios	250.068.928
Aportes patronales	82.319.993
Prestaciones sociales y otras indemnizaciones	89.882.622
Asistencia socioeconómica	596.085.816
Otros gastos de personal	333.494
Compra de bienes y servicios	497.809.967
Bienes de consumo	386.768.146
Servicios no personales	111.041.821
Impuestos indirectos	57.524.370
TRANSFERENCIAS Y DONACIONES CORRIENTES	752.923.852
Al sector privado	747.006.460
Transferencias corrientes al sector privado	747.006.460
Directas a personas	659.319.838
Pensiones y otros beneficios asociados	97.027.352
Jubilaciones y otros beneficios asociados	492.931.551
Otras transferencias directas a personas	69.360.935
A instituciones sin fines de lucro	74.747.469
Otras transferencias corrientes internas al sector privado	12.939.153
Al sector público	5.917.392
Transferencias corrientes al sector público	5.917.392
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	5.917.392
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	385.044.791

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**385.044.791**
RECURSOS PROPIOS DE CAPITAL	385.044.791
Ahorro en cuenta corriente	385.044.791
2.2 GASTOS DE CAPITAL	**229.128.938**
INVERSIÓN REAL DIRECTA	229.128.938
Formación bruta de capital fijo	229.128.938
Maquinaria, equipos y otros bienes muebles	124.648.806
Construcciones de bienes de dominio privado	104.480.132
2.3 RESULTADO FINANCIERO : SUPERAVIT	**155.915.853**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**155.915.853**
SUPERÁVIT FINANCIERO	155.915.853
3.2 APLICACIONES FINANCIERAS	**155.915.853**
DISMINUCIÓN DE PASIVOS	155.915.853
Disminución de otros pasivos	155.915.853
Disminución de otros pasivos a corto plazo	155.915.853

A0083

Universidad de Los Andes (ULA)

UNIVERSIDAD DE LOS ANDES (ULA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad de Los Andes, es una Institución Nacional de Educación Universitaria, pública y autónoma, al servicio de la Nación y como tal, le corresponde colaborar en la orientación de la dinámica tanto de la región andina como del país, mediante su contribución intelectual en el esclarecimiento de los problemas y el desarrollo de los potenciales regionales y nacionales, realizando una función rectora en la educación, la cultura, las artes y la ciencia, como parte del Sistema Nacional de Educación Universitaria.

En este sentido, sus actividades están dirigidas a crear, asimilar, enseñar y difundir el saber científico, tecnológico y humanístico, mediante la investigación, desarrollo, innovación, docencia y extensión, organizándose funcionalmente dentro de una estrecha coordinación con las demás instituciones del sistema a nivel nacional y de la región andina, con el fin de formar los equipos profesionales y técnicos que juzgue necesarios para el desarrollo y progreso de la Nación y la Región.

Para el ejercicio económico financiero 2016, la Universidad estima lo siguiente:

- Proseguir como una Institución generadora de respuestas adecuadas, basadas en el desarrollo y consolidación del conocimiento como ventaja competitiva, trasmitido por vía de la docencia y la extensión, fortaleciendo los procesos de cambio de la Institución y del país.
- Conducir el proceso de formación de un profesional hábil y útil, para ubicarse en un mundo competitivo, globalizado, integrado, regionalizado y en proceso acelerado de transformación, con base en el resultado de una educación con calidad científica y de pertinencia social.
- Promover la concepción y adaptación de nuevos conocimientos e innovaciones tecnológicas, conforme a las grandes transformaciones del mundo contemporáneo.
- Fomentar las potencialidades de producción de bienes y servicios competitivos como medio para fortalecer las funciones de investigación, docencia y extensión.
- Incrementar y consolidar las alianzas estratégicas nacionales e internacionales con el sector público y privado, en un proceso de cooperación para satisfacer necesidades mutuas.
- Transformar la gerencia universitaria basada en un modelo cultural centrado en las personas y en los procesos, tendente hacia la modernización de la Institución.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**4.148.024.533**
INGRESOS CORRIENTES ORDINARIOS	4.148.024.533
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	316.599.615
Venta de otros bienes y servicios	316.599.615
INGRESOS DE OPERACIÓN	11.500.300
Otros ingresos de operación	11.500.300
INGRESOS DE LA PROPIEDAD	16.815.072
Intereses	14.751.272
Intereses internos	14.751.272
Intereses por depósitos	14.751.272
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	2.063.800
Alquileres	2.063.800
TRANSFERENCIAS CORRIENTES	3.712.693.096
Transferencias corrientes del sector público	3.712.693.096
Transferencias corrientes internas recibidas del sector público	3.712.693.096
De la República	3.712.693.096
OTROS INGRESOS	90.416.450
Otros ingresos ajenos a la operación	90.416.450
INGRESOS DE CAPITAL	**14.000**
RECURSOS PROPIOS DE CAPITAL	14.000
Venta y/o desincorporación de activos fijos	14.000
De activos fijos	14.000
FUENTES FINANCIERAS	**18.226.816**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	18.226.816
Disminución de otros activos financieros	18.226.816
Disminución de disponibilidades	18.226.816
Disminución de caja	18.226.816
TOTAL RECURSOS	**4.166.265.349**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	3.908.618.812
GASTOS DE CONSUMO	2.938.447.773
Remuneraciones	2.204.156.967
Sueldos, salarios y otras retribuciones	715.518.963
Beneficios y complementos de sueldos y salarios	487.335.382
Aportes patronales	124.805.604
Prestaciones sociales y otras indemnizaciones	443.656.854
Asistencia socioeconómica	369.995.460
Otros gastos de personal	62.844.704
Compra de bienes y servicios	669.727.937
Bienes de consumo	403.754.846
Servicios no personales	265.973.091
Impuestos indirectos	64.562.869
GASTOS DE LA PROPIEDAD	1.298.330
Alquileres de tierras y terrenos	48.000
Derechos sobre bienes intangibles	1.250.330
TRANSFERENCIAS Y DONACIONES CORRIENTES	968.872.709
Al sector privado	967.966.940
Transferencias corrientes al sector privado	967.966.940
Directas a personas	925.710.724
Pensiones y otros beneficios asociados	26.286.836
Jubilaciones y otros beneficios asociados	793.328.934
Otras transferencias directas a personas	106.094.954
A instituciones sin fines de lucro	14.259.626
Otras transferencias corrientes internas al sector privado	27.996.590
Al sector público	760.000
Transferencias corrientes al sector público	760.000
A los entes descentralizados sin fines empresariales para sus gastos	10.000
A instituciones de protección social	750.000
Al sector externo	145.769
Transferencias corrientes al exterior	145.769
A instituciones sin fines de lucro	145.769

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS DE CAPITAL	**180.732.496**
INVERSIÓN REAL DIRECTA	180.732.496
Formación bruta de capital fijo	180.707.496
Maquinaria, equipos y otros bienes muebles	141.982.280
Bienes preexistentes	7.982.333
Construcciones de bienes de dominio privado	30.000.000
Construcciones de bienes de dominio público	742.883
Bienes intangibles	25.000
APLICACIONES FINANCIERAS	**76.914.041**
DISMINUCIÓN DE PASIVOS	76.914.041
Disminución de cuentas y efectos por pagar	870.000
Disminución de cuentas y efectos por pagar a corto plazo	870.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	870.000
Disminución de otros pasivos	76.044.041
Disminución de otros pasivos a corto plazo	76.044.041
TOTAL EGRESOS	**4.166.265.349**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129624	Formación de estudiantes en carreras	matrícula	49.698			129.708.654		1.030.970.532			269.477	1.160.948.663
129627	Formación de postgrado o estudios avanzados	matrícula	7.595			28.794.362		35.899.808			110.982	64.805.152
129629	Investigación, innovación y gestión del conocimiento.	investigación	1.509			24.274.005		90.586.719			195.452	115.056.176
129631	Sistema de recursos para la formación e intercambio académico	usuario	1.706.495	1.023.897	682.598	1.006.947		88.739.841				89.746.788
129633	Sistema de apoyo al desarrollo estudiantil	estudiante	49.698					387.691.906				387.691.906
129637	Intercambio y gestión del conocimiento con la sociedad	persona	69.003			36.832.106		35.024.024			750	71.856.880
129648	Desarrollo y mantenimiento de la infraestructura	metro cuadrado	101.925			600.500		64.519.943				65.120.443
TOTAL						221.216.574		1.733.432.773			576.661	1.955.226.008

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	24.015.825		990.154.090			11.434.480	1.025.604.395
02	Gestión Administrativa	184.494.388		175.109.113			6.215.675	365.819.176
03	Previsión y Protección Social	5.618.650		813.997.120				819.615.770
	TOTAL	214.128.863		1.979.260.323			17.650.155	2.211.039.341

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**3.722**	**4.878**		**8.600**	**645.072.548**		**645.072.548**
Alto Nivel y de Dirección		1		1	19.940		19.940
Profesional y Técnico	1.541	1.017		2.558	196.211.044		196.211.044
Personal Administrativo	366	281		647	32.971.388		32.971.388
Personal Docente	912	1.499		2.411	269.591.780		269.591.780
Obrero	903	2.080		2.983	146.278.396		146.278.396
Personal Fijo a Tiempo Parcial	**20**	**240**		**260**	**6.477.414**		**6.477.414**
Profesional y Técnico	14	18		32	1.306.682		1.306.682
Personal Administrativo		2		2	50.468		50.468
Personal Docente	6	220		226	5.120.264		5.120.264
Personal Contratado	**418**	**401**		**819**	**38.372.544**		**38.372.544**
Personal Docente	418	401		819	38.372.544		38.372.544
TOTAL	4.160	5.519		9.679	689.922.506		689.922.506

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**2.110**	**3.023**	**5.133**	**793.328.934**
Empleados	1.161	713	1.874	237.678.496
Docentes	751	1.291	2.042	431.984.090
Obreros	198	1.019	1.217	123.666.348
Pensionados	**142**	**95**	**237**	**26.286.836**
Empleados	99	28	127	15.958.100
Docentes	13	6	19	2.211.860
Obreros	30	61	91	8.116.876
TOTAL	2.252	3.118	5.370	819.615.770

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	2.204.156.967
4.02	Materiales, suministros y mercancías	403.754.846
4.03	Servicios no personales	331.834.290
4.04	Activos reales	180.732.496
4.07	Transferencias y donaciones	968.872.709
4.11	Disminución de pasivos	76.914.041
	TOTAL	4.166.265.349

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**4.148.024.533**
INGRESOS CORRIENTES ORDINARIOS	4.148.024.533
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	316.599.615
Venta de otros bienes y servicios	316.599.615
INGRESOS DE OPERACIÓN	11.500.300
Otros ingresos de operación	11.500.300
INGRESOS DE LA PROPIEDAD	16.815.072
Intereses	14.751.272
Intereses internos	14.751.272
Intereses por depósitos	14.751.272
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	2.063.800
Alquileres	2.063.800
TRANSFERENCIAS CORRIENTES	3.712.693.096
Transferencias corrientes del sector público	3.712.693.096
Transferencias corrientes internas recibidas del sector público	3.712.693.096
De la República	3.712.693.096
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnologia	3.712.693.096
Ingresos Ordinarios	3.712.693.096
OTROS INGRESOS	90.416.450
Otros ingresos ajenos a la operación	90.416.450
1.2 GASTOS CORRIENTES	**3.908.618.812**
GASTOS DE CONSUMO	2.938.447.773
Remuneraciones	2.204.156.967
Sueldos, salarios y otras retribuciones	715.518.963
Beneficios y complementos de sueldos y salarios	487.335.382
Aportes patronales	124.805.604
Prestaciones sociales y otras indemnizaciones	443.656.854
Asistencia socioeconómica	369.995.460
Otros gastos de personal	62.844.704
Compra de bienes y servicios	669.727.937
Bienes de consumo	403.754.846
Servicios no personales	265.973.091
Impuestos indirectos	64.562.869

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS DE LA PROPIEDAD	1.298.330
Alquileres de tierras y terrenos	48.000
Derechos sobre bienes intangibles	1.250.330
TRANSFERENCIAS Y DONACIONES CORRIENTES	968.872.709
Al sector privado	967.966.940
Transferencias corrientes al sector privado	967.966.940
Directas a personas	925.710.724
Pensiones y otros beneficios asociados	26.286.836
Jubilaciones y otros beneficios asociados	793.328.934
Otras transferencias directas a personas	106.094.954
A instituciones sin fines de lucro	14.259.626
Otras transferencias corrientes internas al sector privado	27.996.590
Al sector público	760.000
Transferencias corrientes al sector público	760.000
A los entes descentralizados sin fines empresariales para sus gastos	10.000
A instituciones de protección social	750.000
Al sector externo	145.769
Transferencias corrientes al exterior	145.769
A instituciones sin fines de lucro	145.769
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**239.405.721**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**239.419.721**
RECURSOS PROPIOS DE CAPITAL	239.419.721
Ahorro en cuenta corriente	239.405.721
Venta y/o desincorporación de activos fijos	14.000
De activos fijos	14.000
2.2 GASTOS DE CAPITAL	**180.732.496**
INVERSIÓN REAL DIRECTA	180.732.496
Formación bruta de capital fijo	180.707.496
Maquinaria, equipos y otros bienes muebles	141.982.280
Bienes preexistentes	7.982.333
Construcciones de bienes de dominio privado	30.000.000
Construcciones de bienes de dominio público	742.883
Bienes intangibles	25.000
2.3 RESULTADO FINANCIERO : SUPERAVIT	**58.687.225**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**76.914.041**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	18.226.816
Disminución de otros activos financieros	18.226.816
Disminución de disponibilidades	18.226.816
Disminución de caja	18.226.816
SUPERÁVIT FINANCIERO	58.687.225
3.2 APLICACIONES FINANCIERAS	**76.914.041**
DISMINUCIÓN DE PASIVOS	76.914.041
Disminución de cuentas y efectos por pagar	870.000
Disminución de cuentas y efectos por pagar a corto plazo	870.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	870.000
Disminución de otros pasivos	76.044.041
Disminución de otros pasivos a corto plazo	76.044.041

A0084

Universidad Nacional Experimental de los Llanos Centrales Rómulo Gallegos (UNERG)

UNIVERSIDAD NACIONAL EXPERIMENTAL DE LOS LLANOS CENTRALES RÓMULO GALLEGOS (UNERG)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Nacional Experimental de los Llanos Centrales Rómulo Gallegos , se define como una Institución que sustenta los principios y fines enmarcados en la Constitución de la República Bolivariana de Venezuela, Ley de Universidades y sus propios Reglamentos, por consiguiente para cumplir y hacer cumplir su misión, visión, objetivo y políticas, está obligada a una transformación proactiva, sinérgica, interdependiente, a través de la innovación, creatividad y epistemología, en las modalidades de enseñanza, aprendizaje significativo y a relacionar éste proceso con las actividades productivas, para el desempeño de la vida de los futuros profesionales, vinculadas a las necesidades reales y sentidas de la región de los Llanos Centrales, garantizando el desarrollo humanista, social, económico, educativo, axiológico, cultural y político de las personas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.095.658.431**
INGRESOS CORRIENTES ORDINARIOS	1.095.658.431
TRANSFERENCIAS CORRIENTES	1.095.658.431
Transferencias corrientes del sector público	1.095.658.431
Transferencias corrientes internas recibidas del sector público	1.095.658.431
De la República	1.095.658.431
TOTAL RECURSOS	**1.095.658.431**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**965.140.109**
GASTOS DE CONSUMO	858.996.687
Remuneraciones	488.638.719
Sueldos, salarios y otras retribuciones	219.120.389
Beneficios y complementos de sueldos y salarios	82.587.910
Aportes patronales	30.965.916
Asistencia socioeconómica	155.964.504
Compra de bienes y servicios	334.480.149
Bienes de consumo	181.454.276
Servicios no personales	153.025.873
Impuestos indirectos	35.877.819
TRANSFERENCIAS Y DONACIONES CORRIENTES	106.143.422
Al sector privado	106.143.422
Transferencias corrientes al sector privado	96.775.983
Directas a personas	93.975.983
Pensiones y otros beneficios asociados	22.726.124
Jubilaciones y otros beneficios asociados	70.829.859
Otras transferencias directas a personas	420.000
A instituciones sin fines de lucro	2.800.000
Donaciones corrientes al sector privado	9.367.439
Donaciones a personas	9.367.439
GASTOS DE CAPITAL	**87.974.841**
INVERSIÓN REAL DIRECTA	87.974.841
Formación bruta de capital fijo	87.894.841
Maquinaria, equipos y otros bienes muebles	87.894.841
Bienes intangibles	80.000
APLICACIONES FINANCIERAS	**42.543.481**
DISMINUCIÓN DE PASIVOS	42.543.481
Disminución de otros pasivos	42.543.481
Disminución de otros pasivos a corto plazo	42.543.481
TOTAL EGRESOS	**1.095.658.431**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
130133	Territorialización y Municipalización de la Educación Universitaria	plan	1					408.430				408.430
130180	Formación de estudiantes en los programas nacionales de formación (PNF)	matrícula	11.895					45.101.590				45.101.590
130191	Sistema de Recursos para la Formación e Intercambio Académico	usuario	83.190	46.589	36.601			20.911.615				20.911.615
130197	Formación de Estudiantes en Carrera	matrícula	71.295					325.103.677				325.103.677
130211	Formación en Postgrado o Estudios Avanzados	matricula	21.671					1.574.330				1.574.330
130213	Investigación, Innovación y Gestión del Conocimiento	investigación	60					12.452.084				12.452.084
130215	Sistema de Apoyo al Desarrollo estudiantil	estudiante	83.190					147.446.707				147.446.707
130217	Intercambio y Gestión del Conocimiento con la Sociedad	persona	42.500					16.514.993				16.514.993
130219	Desarrollo y Mantenimiento de la Infraestructura	metro cuadrado	52.620					36.848.480				36.848.480
TOTAL								606.361.906				606.361.906

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			186.837.131				186.837.131
02	Gestión Administrativa			208.903.411				208.903.411
03	Previsión y Protección Social			93.555.983				93.555.983
	TOTAL			489.296.525				489.296.525

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**688**	**661**		**1.349**	**114.723.240**		**114.723.240**
Alto Nivel y de Dirección	1			1	265.860		265.860
Directivo	70	81		151	16.480.576		16.480.576
Profesional y Técnico	115	59		174	12.816.972		12.816.972
Personal Administrativo	137	46		183	9.754.268		9.754.268
Personal Docente	258	319		577	62.386.464		62.386.464
Personal de Investigación	2	1		3	226.212		226.212
Obrero	105	155		260	12.792.888		12.792.888
Personal Fijo a Tiempo Parcial	**427**	**673**		**1.100**	**25.961.964**		**25.961.964**
Directivo	2	6		8	242.720		242.720
Profesional y Técnico	2	11		13	502.008		502.008
Personal Administrativo	2			2	50.620		50.620
Personal Docente	421	656		1.077	25.166.616		25.166.616
Personal Contratado	**337**	**1.151**		**1.488**	**47.022.685**		**47.022.685**
Directivo	3	9		12	732.268		732.268
Profesional y Técnico	25	46		71	5.174.684		5.174.684
Personal Administrativo	18	31		49	2.718.756		2.718.756
Personal Docente	288	1.043		1.331	37.977.197		37.977.197
Obrero	3	22		25	419.780		419.780
TOTAL	**1.452**	**2.485**		**3.937**	**187.707.889**		**187.707.889**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas F	Nº de Personas M	Nº de Personas Total	Presupuesto 2016
Jubilados	**199**	**172**	**371**	***70.829.859***
Alto Nivel y de Dirección	7	7	14	2.864.157
Empleados	98	47	145	25.971.110
Docentes	70	73	143	31.974.659
Obreros	24	45	69	10.019.933
Pensionados	**105**	**44**	**149**	**22.726.124**
Alto Nivel y de Dirección	6		6	1.203.171
Empleados	65	16	81	13.020.756
Docentes	18	12	30	4.259.391
Obreros	16	16	32	4.242.806
TOTAL	304	216	520	93.555.983

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	488.638.719
4.02	Materiales, suministros y mercancías	181.454.276
4.03	Servicios no personales	188.903.692
4.04	Activos reales	87.974.841
4.07	Transferencias y donaciones	106.143.422
4.11	Disminución de pasivos	42.543.481
	TOTAL	1.095.658.431

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.095.658.431**
INGRESOS CORRIENTES ORDINARIOS	1.095.658.431
TRANSFERENCIAS CORRIENTES	1.095.658.431
Transferencias corrientes del sector público	1.095.658.431
Transferencias corrientes internas recibidas del sector público	1.095.658.431
De la República	1.095.658.431
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	1.095.658.431
-Ingresos Ordinarios	1.095.658.431
1.2 GASTOS CORRIENTES	**965.140.109**
GASTOS DE CONSUMO	858.996.687
Remuneraciones	488.638.719
Sueldos, salarios y otras retribuciones	219.120.389
Beneficios y complementos de sueldos y salarios	82.587.910
Aportes patronales	30.965.916
Asistencia socioeconómica	155.964.504
Compra de bienes y servicios	334.480.149
Bienes de consumo	181.454.276
Servicios no personales	153.025.873
Impuestos indirectos	35.877.819
TRANSFERENCIAS Y DONACIONES CORRIENTES	106.143.422
Al sector privado	106.143.422
Transferencias corrientes al sector privado	96.775.983
Directas a personas	93.975.983
Pensiones y otros beneficios asociados	22.726.124
Jubilaciones y otros beneficios asociados	70.829.859
Otras transferencias directas a personas	420.000
A instituciones sin fines de lucro	2.800.000
Donaciones corrientes al sector privado	9.367.439
Donaciones a personas	9.367.439
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**130.518.322**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**130.518.322**
RECURSOS PROPIOS DE CAPITAL	130.518.322
Ahorro en cuenta corriente	130.518.322
2.2 GASTOS DE CAPITAL	**87.974.841**
INVERSIÓN REAL DIRECTA	87.974.841
Formación bruta de capital fijo	87.894.841
Maquinaria, equipos y otros bienes muebles	87.894.841
Bienes intangibles	80.000
2.3 RESULTADO FINANCIERO : SUPERAVIT	**42.543.481**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**42.543.481**
SUPERÁVIT FINANCIERO	42.543.481
3.2 APLICACIONES FINANCIERAS	**42.543.481**
DISMINUCIÓN DE PASIVOS	42.543.481
Disminución de otros pasivos	42.543.481
Disminución de otros pasivos a corto plazo	42.543.481

A0085

Universidad Nacional Experimental Rafael María Baralt (UNERMB)

UNIVERSIDAD NACIONAL EXPERIMENTAL RAFAEL MARÍA BARALT (UNERMB)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Nacional Experimental "Rafael María Baralt", es una institución con presencia en la región zuliana y estados circunvecinos, que a través de la docencia, investigación y extensión logra la transformación y desarrollo de la sociedad venezolana; por medio de procesos académicos y administrativos, basados en los principios de equidad, inclusión, justicia, respeto, cooperación, participación, calidad, pertinencia y formación integral; representando de esta manera la Universidad Social de Venezuela, mediante la transformación de valores individuales y sociales apoyados en un sistema educativo de calidad que garantice la accesibilidad del conocimiento para todos y todas, orientados al desarrollo científico, cultural y humanístico integral, para preservar y desarrollar la sociedad venezolana, latinoamericana y del caribe a través de programas educativos que aprovechen y potencien el talento humano, garantizando la formación integral y liberadora de los hombres y mujeres, la generación del conocimiento pertinente, y la vinculación de la institución con la sociedad, según los lineamientos emanados de los organismos superiores.

Para el presente Ejercicio Económico Financiero, la Unermb estima lo siguiente:

- Fomentar las potencialidades de producción de bienes y servicios competitivos como medio para fortalecer las funciones de investigación, docencia y extensión.

- Incrementar y consolidar las alianzas estratégicas nacionales e internacionales con el sector público y privado, en un proceso de cooperación para satisfacer necesidades mutuas.

- Transformar la gerencia universitaria basada en un modelo cultural centrado en las personas y en los procesos, tendente hacia la modernización de la Institución.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	874.590.458
INGRESOS CORRIENTES ORDINARIOS	874.590.458
TRANSFERENCIAS CORRIENTES	874.590.458
Transferencias corrientes del sector público	874.590.458
Transferencias corrientes internas recibidas del sector público	874.590.458
De la República	874.590.458
TOTAL RECURSOS	**874.590.458**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**758.303.534**
GASTOS DE CONSUMO	642.016.546
Remuneraciones	425.692.594
Sueldos, salarios y otras retribuciones	212.729.605
Beneficios y complementos de sueldos y salarios	103.137.149
Aportes patronales	30.300.902
Asistencia socioeconómica	79.524.938
Compra de bienes y servicios	184.729.759
Bienes de consumo	48.305.048
Servicios no personales	136.424.711
Impuestos indirectos	31.594.193
TRANSFERENCIAS Y DONACIONES CORRIENTES	116.286.988
Al sector privado	107.219.560
Transferencias corrientes al sector privado	107.219.560
Directas a personas	104.719.560
Pensiones y otros beneficios asociados	5.309.835
Jubilaciones y otros beneficios asociados	95.709.725
Otras transferencias directas a personas	3.700.000
A instituciones sin fines de lucro	2.500.000
Al sector público	6.567.428
Transferencias corrientes al sector público	6.567.428
A los entes descentralizados sin fines empresariales para sus gastos	6.559.428
A instituciones de protección social	8.000
Al sector externo	2.500.000
Transferencias corrientes al exterior	2.500.000
A instituciones sin fines de lucro	2.500.000
GASTOS DE CAPITAL	**50.816.650**
INVERSIÓN REAL DIRECTA	50.816.650
Formación bruta de capital fijo	49.767.150
Maquinaria, equipos y otros bienes muebles	39.599.043
Construcciones de bienes de dominio privado	10.168.107
Bienes intangibles	1.049.500
APLICACIONES FINANCIERAS	**65.470.274**
DISMINUCIÓN DE PASIVOS	65.470.274
Disminución de otros pasivos	65.470.274
Disminución de obligaciones de ejercicios anteriores	65.470.274
TOTAL EGRESOS	**874.590.458**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
129955	Formación de estudiantes en Carreras	matrícula	44.048					319.582.376				319.582.376
129965	Desarrollo y Mantenimiento de la Infraestructura	metro cuadrado	7.251					82.230.190				82.230.190
130007	Formación en postgrado o estudios avanzados	matrícula	4.903					19.342.398				19.342.398
130009	Investigación, Innovación y Gestión del Conocimiento	investigación	110					16.317.599				16.317.599
130028	Intercambio y gestión del conocimiento con la sociedad	persona	2.400					23.100.887				23.100.887
130063	Territorialización y municipalización de la educación universitaria	plan	8					1.616.468				1.616.468
130066	Sistema de Apoyo al Desarrollo Estudiantil.	estudiante	31.460					72.061.542				72.061.542
130076	Formación de Estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	11.062					12.687.937				12.687.937
130112	Sistema de recursos para la formación el intercambio académico	usuario	30.420	18.556	11.864			17.215.633				17.215.633
TOTAL								564.155.030				564.155.030

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			91.401.405				91.401.405
02	Gestión Administrativa			118.014.463				118.014.463
03	Previsión y Protección Social			101.019.560				101.019.560
	TOTAL			**310.435.428**				**310.435.428**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**690**	**597**		**1.287**	**133.942.915**		**133.942.915**
Directivo	1	1		2	307.255		307.255
Profesional y Técnico	418	272		690	66.092.940		66.092.940
Personal Administrativo	33	30		63	5.814.120		5.814.120
Personal Docente	154	110		264	43.312.705		43.312.705
Personal de Investigación	3	5		8	1.271.330		1.271.330
Personal Médico		2		2	210.780		210.780
Obrero	81	177		258	16.933.785		16.933.785
Personal Fijo a Tiempo Parcial	**9**	**5**		**14**	**532.230**		**532.230**
Personal Docente	9	5		14	532.230		532.230
Personal Contratado	**679**	**622**		**1.301**	**78.104.460**		**78.104.460**
Personal Docente	679	622		1.301	78.104.460		78.104.460
TOTAL	**1.378**	**1.224**		**2.602**	**212.579.605**		**212.579.605**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**284**	**174**	**458**	**95.709.725**
Empleados	123	38	161	28.525.335
Docentes	161	116	277	63.991.495
Obreros		20	20	3.192.895
Pensionados	**8**	**23**	**31**	**5.309.835**
Empleados		2	2	333.000
Docentes	8	21	29	4.976.835
TOTAL	**292**	**197**	**489**	**101.019.560**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	425.692.594
4.02	Materiales, suministros y mercancias	48.305.048
4.03	Servicios no personales	168.018.904
4.04	Activos reales	50.816.650
4.07	Transferencias y donaciones	116.286.988
4.11	Disminución de pasivos	65.470.274
	TOTAL	**874.590.458**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**874.590.458**
INGRESOS CORRIENTES ORDINARIOS	874.590.458
TRANSFERENCIAS CORRIENTES	874.590.458
Transferencias corrientes del sector público	874.590.458
Transferencias corrientes internas recibidas del sector público	874.590.458
De la República	874.590.458
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	874.590.458
- Ingresos Ordinarios	874.590.458
1.2 GASTOS CORRIENTES	**758.303.534**
GASTOS DE CONSUMO	642.016.546
Remuneraciones	425.692.594
Sueldos, salarios y otras retribuciones	212.729.605
Beneficios y complementos de sueldos y salarios	103.137.149
Aportes patronales	30.300.902
Asistencia socioeconómica	79.524.938
Compra de bienes y servicios	184.729.759
Bienes de consumo	48.305.048
Servicios no personales	136.424.711
Impuestos indirectos	31.594.193
TRANSFERENCIAS Y DONACIONES CORRIENTES	116.286.988
Al sector privado	107.219.560
Transferencias corrientes al sector privado	107.219.560
Directas a personas	104.719.560
Pensiones y otros beneficios asociados	5.309.835
Jubilaciones y otros beneficios asociados	95.709.725
Otras transferencias directas a personas	3.700.000
A instituciones sin fines de lucro	2.500.000
Al sector público	6.567.428
Transferencias corrientes al sector público	6.567.428
A los entes descentralizados sin fines empresariales para sus gastos	6.559.428
A instituciones de protección social	8.000
Al sector externo	2.500.000
Transferencias corrientes al exterior	2.500.000
A instituciones sin fines de lucro	2.500.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**116.286.924**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**116.286.924**
RECURSOS PROPIOS DE CAPITAL	116.286.924
Ahorro en cuenta corriente	116.286.924
2.2 GASTOS DE CAPITAL	**50.816.650**
INVERSIÓN REAL DIRECTA	50.816.650
Formación bruta de capital fijo	49.767.150
Maquinaria, equipos y otros bienes muebles	39.599.043
Construcciones de bienes de dominio privado	10.168.107
Bienes intangibles	1.049.500
2.3 RESULTADO FINANCIERO : SUPERAVIT	**65.470.274**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**65.470.274**
SUPERÁVIT FINANCIERO	65.470.274
3.2 APLICACIONES FINANCIERAS	**65.470.274**
DISMINUCIÓN DE PASIVOS	65.470.274
Disminución de otros pasivos	65.470.274
Disminución de obligaciones de ejercicios anteriores	65.470.274

A0086

Universidad Nacional Experimental Simón Bolívar (USB)

UNIVERSIDAD NACIONAL EXPERIMENTAL SIMÓN BOLÍVAR (USB)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Nacional Experimental Simón Bolívar, es una comunidad académica, innovadora, participativa, productiva y plural, en permanente aprendizaje y desarrollo, comprometida con la excelencia, cuya misión fundamental es contribuir significativamente con:

- La formación sustentada en valores éticos de ciudadanos libres, líderes emprendedores, de alta calidad profesional y humana, orientados hacia la creatividad, la innovación, la producción, la sensibilidad y la solidaridad social.
- La búsqueda y transmisión universal del saber, la generación, difusión y aplicación del conocimiento, dentro de un foro libre, abierto y crítico.
- La transferencia directa de su labor investigativa, académica, creativa y productiva, a manera de soluciones, respuestas a las necesidades y demandas de la sociedad a cuyo servicio se encuentra, en pos de un mundo mejor.

La Universidad entiende esta misión como su particular manera de participar activamente en el logro de una sociedad más justa, y de promover el desarrollo armónico y sustentable de sus dimensiones sociales, políticas, culturales y económicas.

Para este año la Universidad estima lo siguiente:

- Proseguir como una Institución generadora de respuestas adecuadas, basadas en el desarrollo y consolidación del conocimiento como ventaja competitiva, trasmitido por vía de la docencia y la extensión, fortaleciendo los procesos de cambio de la Institución y del país.
- Conducir el proceso de formación de un profesional hábil y útil, para ubicarse en un mundo competitivo, globalizado, integrado, regionalizado y en proceso acelerado de transformación, con base en resultado de una educación con calidad científica y pertinencia social.
- Promover la concepción y adaptación de nuevos conocimientos e innovaciones tecnológicas, conforme a las grandes transformaciones del mundo contemporáneo.
- Fomentar las potencialidades de producción de bienes y servicios competitivos como medio para fortalecer las funciones de investigación, docencia y extensión.
- Incrementar y consolidar las alianzas estratégicas nacionales e internacionales con el sector público y privado, en un proceso de cooperación para satisfacer necesidades mutuas.
- Transformar la gerencia universitaria basada en un modelo cultural centrado en las personas y en los procesos, tendente hacia la modernización de la Institución.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.379.521.007**
INGRESOS CORRIENTES ORDINARIOS	1.379.521.007
INGRESOS NO TRIBUTARIOS	12.657.237
Ingresos por aportes y contribuciones a la seguridad social	12.657.237
INGRESOS DE OPERACIÓN	6.509.358
Otros ingresos de operación	6.509.358
INGRESOS DE LA PROPIEDAD	5.610.659
Intereses	5.610.659
Intereses internos	5.610.659
Intereses por depósitos	5.610.659
TRANSFERENCIAS CORRIENTES	1.352.712.953
Transferencias corrientes del sector público	1.352.712.953
Transferencias corrientes internas recibidas del sector público	1.352.712.953
De la República	1.352.712.953
OTROS INGRESOS	2.030.800
Otros ingresos ajenos a la operación	2.030.800
INGRESOS DE CAPITAL	**607.039**
RECURSOS PROPIOS DE CAPITAL	607.039
Incremento de la depreciación y amortización acumuladas	607.039
TOTAL RECURSOS	**1.380.128.046**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.380.128.046**
GASTOS DE CONSUMO	983.109.789
Remuneraciones	631.656.731
Sueldos, salarios y otras retribuciones	183.390.998
Beneficios y complementos de sueldos y salarios	128.456.727
Aportes patronales	22.387.889
Prestaciones sociales y otras indemnizaciones	107.758.923
Asistencia socioeconómica	189.662.194
Compra de bienes y servicios	329.568.209
Bienes de consumo	82.001.650
Servicios no personales	247.566.559
Impuestos indirectos	21.277.810
Depreciación y amortización	607.039
TRANSFERENCIAS Y DONACIONES CORRIENTES	397.018.257
Al sector privado	390.776.499
Transferencias corrientes al sector privado	389.346.044
Directas a personas	375.459.275
Pensiones y otros beneficios asociados	39.557.982
Jubilaciones y otros beneficios asociados	313.071.954
Otras transferencias directas a personas	22.829.339
A instituciones sin fines de lucro	10.958.880
Otras transferencias corrientes internas al sector privado	2.927.889
Donaciones corrientes al sector privado	1.430.455
Donaciones a personas	1.318.247
Donaciones a instituciones sin fines de lucro	112.208
Al sector público	562.482
Transferencias corrientes al sector público	562.482
A los entes descentralizados sin fines empresariales para sus gastos	562.482
Al sector externo	5.679.276
Transferencias corrientes al exterior	5.679.276
Becas de capacitación e investigación en el exterior	5.073.002
A instituciones sin fines de lucro	11.229
A organismos internacionales	595.045
TOTAL EGRESOS	**1.380.128.046**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
129713	Intercambio y Gestión del Conocimiento con la Sociedad	persona	14.218					16.136.650				16.136.650
129725	Formación de estudiantes en carreras	matrícula	12.248			181.522		162.224.104				162.405.626
129728	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	12.248					167.445.626				167.445.626
129896	Sistema de recursos para la formación e intercambio académico	usuario	1.311.864	616.576	695.288	5.173.072		74.335.120				79.508.192
129916	Desarrollo y mantenimiento de la infraestructura	metro cuadrado	565.299					91.479.318				91.479.318
129917	Formación de postgrado o estudios avanzados	matrícula	1.880					2.965.183				2.965.183
129950	Investigación, Innovación y Gestión del Conocimiento	investigación	30					13.488.291				13.488.291
TOTAL						5.354.594		528.074.292				533.428.886

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos - Ingresos - Ingresos Propios	Recursos - Ingresos - Transferencias y Donaciones - De la República - Proyectos por Endeudamiento	Recursos - Ingresos - Transferencias y Donaciones - De la República - Otras	Recursos - Ingresos - Transferencias y Donaciones - De los Entes Descentralizados	Recursos - Ingresos - Transferencias y Donaciones - Otras	Recursos - Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	12.657.237		381.762.121				394.419.358
02	Gestión Administrativa	9.403.262		90.246.604				99.649.866
03	Previsión y Protección Social			352.629.936				352.629.936
	TOTAL	**22.060.499**		**824.638.661**				**846.699.160**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1.362**	**1.141**		**2.503**	**145.098.454**	**2.683.721**	**147.782.175**
Directivo	97	96		193	15.741.003	415.941	16.156.944
Profesional y Técnico	476	219		695	39.005.430	1.327.680	40.333.110
Personal Administrativo	181	120		301	13.743.831	521.120	14.264.951
Personal Docente	502	408		910	61.576.678		61.576.678
Obrero	106	298		404	15.031.512	418.980	15.450.492
Personal Contratado	**473**			**473**	**23.350.823**		**23.350.823**
Profesional y Técnico	63			63	2.755.727		2.755.727
Personal Administrativo	20			20	797.100		797.100
Personal Docente	357			357	18.534.189		18.534.189
Obrero	33			33	1.263.807		1.263.807
TOTAL	**1.835**	**1.141**		**2.976**	**168.449.277**	**2.683.721**	**171.132.998**

PERSONAL JUBILADO Y PENSIONADO (En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**696**	**909**	**1.605**	**313.071.954**
Alto Nivel y de Dirección		6	6	1.766.301
Empleados	506	365	871	173.464.105
Docentes	177	398	575	117.845.701
Obreros	13	140	153	19.995.847
Pensionados	**245**	**73**	**318**	**39.557.982**
Empleados	131	37	168	20.843.696
Docentes	79	15	94	13.629.357
Obreros	35	21	56	5.084.929
TOTAL	**941**	**982**	**1.923**	**352.629.936**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	631.656.731
4.02	Materiales, suministros y mercancías	82.001.650
4.03	Servicios no personales	268.844.369
4.07	Transferencias y donaciones	397.018.257
4.08	Otros gastos	607.039
	TOTAL	1.380.128.046

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.379.521.007**
INGRESOS CORRIENTES ORDINARIOS	1.379.521.007
INGRESOS NO TRIBUTARIOS	12.657.237
Ingresos por aportes y contribuciones a la seguridad social	12.657.237
INGRESOS DE OPERACIÓN	6.509.358
Otros ingresos de operación	6.509.358
INGRESOS DE LA PROPIEDAD	5.610.659
Intereses	5.610.659
Intereses internos	5.610.659
Intereses por depósitos	5.610.659
TRANSFERENCIAS CORRIENTES	1.352.712.953
Transferencias corrientes del sector público	1.352.712.953
Transferencias corrientes internas recibidas del sector público	1.352.712.953
De la República	1.352.712.953
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	1.352.712.953
Ingresos Ordinarios	1.352.712.953
OTROS INGRESOS	2.030.800
Otros ingresos ajenos a la operación	2.030.800
1.2 GASTOS CORRIENTES	**1.380.128.046**
GASTOS DE CONSUMO	983.109.789
Remuneraciones	631.656.731
Sueldos, salarios y otras retribuciones	183.390.998
Beneficios y complementos de sueldos y salarios	128.456.727
Aportes patronales	22.387.889
Prestaciones sociales y otras indemnizaciones	107.758.923
Asistencia socioeconómica	189.662.194
Compra de bienes y servicios	329.568.209
Bienes de consumo	82.001.650
Servicios no personales	247.566.559
Impuestos indirectos	21.277.810
Depreciación y amortización	607.039
TRANSFERENCIAS Y DONACIONES CORRIENTES	397.018.257
Al sector privado	390.776.499
Transferencias corrientes al sector privado	389.346.044
Directas a personas	375.459.275

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Pensiones y otros beneficios asociados	39.557.982
Jubilaciones y otros beneficios asociados	313.071.954
Otras transferencias directas a personas	22.829.339
A instituciones sin fines de lucro	10.958.880
Otras transferencias corrientes internas al sector privado	2.927.889
Donaciones corrientes al sector privado	1.430.455
Donaciones a personas	1.318.247
Donaciones a instituciones sin fines de lucro	112.208
Al sector público	562.482
Transferencias corrientes al sector público	562.482
A los entes descentralizados sin fines empresariales para sus gastos	562.482
Al sector externo	5.679.276
Transferencias corrientes al exterior	5.679.276
Becas de capacitación e investigación en el exterior	5.073.002
A instituciones sin fines de lucro	11.229
A organismos internacionales	595.045
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(607.039)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	
Desahorro en cuenta corriente	(607.039)
Incremento de la depreciación y amortización acumuladas	607.039
2.2 GASTOS DE CAPITAL	
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0087

Universidad Nacional Abierta (UNA)

UNIVERSIDAD NACIONAL ABIERTA (UNA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Los Proyectos que desarrollará la Universidad Nacional Abierta (UNA), están basados en la razón de ser de nuestra casa de estudios, sus estudiantes, impulsando su inclusión y prosecución estudiantil a través de estrategias y políticas internas dispuestas y enmarcadas en la flexibilización y calidad del servicio educativo.

En este sentido, los proyectos de formación de pregrado en carrera corta y carrera larga, están dirigidos y fundamentados en el desarrollo de la enseñanza y aprendizaje bajo la modalidad a distancia, orientado a la formación de recursos humanos altamente calificados en las áreas de Educación, Ingeniería, Administración, Contaduría y Matemática.

En cuanto a la formación de pregrado en carreras cortas, la Universidad Nacional Abierta enfatizará en el desarrollo de la enseñanza y el aprendizaje bajo la modalidad a distancia, orientadas a la formación de recursos humanos altamente calificados en las áreas de Educación Integral e Ingeniería, así como en Administración y Contaduría, con capacidad de integrarse al mercado laboral en un corto plazo.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**967.307.571**
INGRESOS CORRIENTES ORDINARIOS	967.307.571
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	12.500.000
Venta de otros bienes y servicios	12.500.000
TRANSFERENCIAS CORRIENTES	954.807.571
Transferencias corrientes del sector público	954.807.571
Transferencias corrientes internas recibidas del sector público	954.807.571
De la República	954.807.571
INGRESOS DE CAPITAL	**1.500.000**
RECURSOS PROPIOS DE CAPITAL	1.500.000
Incremento de la depreciación y amortización acumuladas	1.500.000
TOTAL RECURSOS	**968.807.571**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**844.548.468**
GASTOS DE CONSUMO	614.754.259
Remuneraciones	399.351.799
Sueldos, salarios y otras retribuciones	174.469.096
Beneficios y complementos de sueldos y salarios	121.522.536
Aportes patronales	33.199.624
Asistencia socioeconómica	64.355.856
Otros gastos de personal	5.804.687
Compra de bienes y servicios	183.802.245
Bienes de consumo	75.815.226
Servicios no personales	107.987.019
Impuestos indirectos	30.100.215
Depreciación y amortización	1.500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	229.794.209
Al sector privado	222.423.440
Transferencias corrientes al sector privado	222.173.440
Directas a personas	212.354.888
Pensiones y otros beneficios asociados	21.027.844
Jubilaciones y otros beneficios asociados	182.522.044
Otras transferencias directas a personas	8.805.000
A instituciones sin fines de lucro	6.668.552
Otras transferencias corrientes internas al sector privado	3.150.000
Donaciones corrientes al sector privado	250.000
Donaciones a personas	250.000
Al sector público	7.370.769
Transferencias corrientes al sector público	7.370.769
A la República	3.912
A los entes descentralizados sin fines empresariales para sus gastos	37.800
A instituciones de protección social	7.161.057
Al Poder Estadal	168.000
GASTOS DE CAPITAL	**60.042.300**
INVERSIÓN REAL DIRECTA	60.042.300
Formación bruta de capital fijo	60.042.300
Maquinaria, equipos y otros bienes muebles	48.624.790
Construcciones de bienes de dominio privado	11.417.510

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**64.216.803**
DISMINUCIÓN DE PASIVOS	64.216.803
Disminución de otros pasivos	64.216.803
Disminución de otros pasivos a corto plazo	63.616.803
Disminución de otros pasivos a mediano y largo plazo	600.000
TOTAL EGRESOS	**968.807.571**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129659	Desarrollo y mantenimiento de la infraestructura	metro cuadrado	73.680					166.691.007				166.691.007
129776	Sistema de recursos para la formación e intercambio académico	usuario	7.840.348	4.225.890	3.614.458			25.665.285				25.665.285
129848	Formación de estudiantes en carreras	matrícula	30.885					187.600.120				187.600.120
129865	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	2.781			12.500.000		36.161.288				48.661.288
129934	Formación en postgrado o estudios avanzados	matrícula	3.219					10.790.237				10.790.237
129975	Territorialización y Municipalización de la Educación Universitaria	plan	2					182.343				182.343
129992	Investigación, innovación y gestión del conocimiento	investigación	44					2.063.631				2.063.631
130032	Intercambio y Gestión del Conocimiento con la Sociedad	persona	730					16.720.644				16.720.644
TOTAL						12.500.000		445.874.555				458.374.555

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			181.920.156				181.920.156
02	Gestión Administrativa	1.500.000		123.462.972				124.962.972
03	Previsión y Protección Social			203.549.888				203.549.888
	TOTAL	1.500.000		508.933.016				510.433.016

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1.032**	**855**		**1.887**	**138.184.680**		**138.184.680**
Alto Nivel y de Dirección		1		1	147.248		147.248
Directivo	28	30		58	4.463.392		4.463.392
Profesional y Técnico	416	311		727	55.946.310		55.946.310
Personal Administrativo	233	85		318	24.471.701		24.471.701
Personal Docente	314	239		553	42.556.133		42.556.133
Obrero	41	189		230	10.599.896		10.599.896
Personal Fijo a Tiempo Parcial	**81**	**66**		**147**	**5.888.760**		**5.888.760**
Personal Docente	81	66		147	5.888.760		5.888.760
Personal Contratado	**183**	**193**		**376**	**23.872.796**		**23.872.796**
Profesional y Técnico	2	3		5	317.457		317.457
Personal Docente	181	190		371	23.555.339		23.555.339
TOTAL	**1.296**	**1.114**		**2.410**	**167.946.236**		**167.946.236**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**823**	**448**	**1.271**	**182.522.044**
Empleados	495	182	677	97.220.633
Docentes	298	181	479	68.786.828
Obreros	30	85	115	16.514.583
Pensionados	**97**	**92**	**189**	**21.027.844**
Empleados	47	31	78	8.678.158
Docentes	37	45	82	9.123.192
Obreros	13	16	29	3.226.494
TOTAL	**920**	**540**	**1.460**	**203.549.888**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	399.351.799
4.02	Materiales, suministros y mercancías	75.815.226
4.03	Servicios no personales	138.087.234
4.04	Activos reales	60.042.300
4.07	Transferencias y donaciones	229.794.209
4.08	Otros gastos	1.500.000
4.11	Disminución de pasivos	64.216.803
	TOTAL	968.807.571

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**967.307.571**
INGRESOS CORRIENTES ORDINARIOS	967.307.571
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	12.500.000
Venta de otros bienes y servicios	12.500.000
TRANSFERENCIAS CORRIENTES	954.807.571
Transferencias corrientes del sector público	954.807.571
Transferencias corrientes internas recibidas del sector público	954.807.571
De la República	954.807.571
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	954.807.571
-Ingresos Ordinarios	954.807.571
1.2 GASTOS CORRIENTES	**844.548.468**
GASTOS DE CONSUMO	614.754.259
Remuneraciones	399.351.799
Sueldos, salarios y otras retribuciones	174.469.096
Beneficios y complementos de sueldos y salarios	121.522.536
Aportes patronales	33.199.624
Asistencia socioeconómica	64.355.856
Otros gastos de personal	5.804.687
Compra de bienes y servicios	183.802.245
Bienes de consumo	75.815.226
Servicios no personales	107.987.019
Impuestos indirectos	30.100.215
Depreciación y amortización	1.500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	229.794.209
Al sector privado	222.423.440
Transferencias corrientes al sector privado	222.173.440
Directas a personas	212.354.888
Pensiones y otros beneficios asociados	21.027.844
Jubilaciones y otros beneficios asociados	182.522.044
Otras transferencias directas a personas	8.805.000
A instituciones sin fines de lucro	6.668.552
Otras transferencias corrientes internas al sector privado	3.150.000
Donaciones corrientes al sector privado	250.000
Donaciones a personas	250.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Al sector público	7.370.769
Transferencias corrientes al sector público	7.370.769
A la República	3.912
A los entes descentralizados sin fines empresariales para sus gastos	37.800
A instituciones de protección social	7.161.057
Al Poder Estadal	168.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**122.759.103**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**124.259.103**
RECURSOS PROPIOS DE CAPITAL	124.259.103
Ahorro en cuenta corriente	122.759.103
Incremento de la depreciación y amortización acumuladas	1.500.000
2.2 GASTOS DE CAPITAL	**60.042.300**
INVERSIÓN REAL DIRECTA	60.042.300
Formación bruta de capital fijo	60.042.300
Maquinaria, equipos y otros bienes muebles	48.624.790
Construcciones de bienes de dominio privado	11.417.510
2.3 RESULTADO FINANCIERO : SUPERAVIT	**64.216.803**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**64.216.803**
SUPERÁVIT FINANCIERO	64.216.803
3.2 APLICACIONES FINANCIERAS	**64.216.803**
DISMINUCIÓN DE PASIVOS	64.216.803
Disminución de otros pasivos	64.216.803
Disminución de otros pasivos a corto plazo	63.616.803
Disminución de otros pasivos a mediano y largo plazo	600.000

A0088

Universidad Nacional Experimental de Guayana (UNEG)

UNIVERSIDAD NACIONAL EXPERIMENTAL DE GUAYANA (UNEG)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Nacional Experimental de Guayana es una universidad, dedicada a formar ciudadanos intelectuales y líderes para la transformación socio-cultural, tecno-científica y económica, que aseguren la sustentabilidad del ambiente y la diversidad biológica y cultural de la región Guayana para las generaciones futuras, constituyéndose en un espacio de construcción colectiva de conocimientos y compartir de saberes; fomentando el arraigo cultural en el marco de la diversidad, fundamentada en los valores de la ética, la solidaridad, la paz, la libertad académica, la auto-reflexión crítica y comprometida con la preservación y defensa de los valores que hacen posible la convivencia ciudadana y el respeto a los derechos humanos como patrimonio fundamental de la sociedad.

Visión de la Universidad Nacional Experimental de Guayana.

Se vislumbra una sociedad del conocimiento caracterizado por ser humanístico, científico y tecnológico, multidisciplinario, transdisciplinario; orientado a la transformación de la realidad, compartido y contextualizado a partir de la construcción colectiva del conocimiento y el compartir de saberes. En este sentido, la universidad debe prefigurar esa sociedad en activa interacción con su contexto regional, nacional e internacional.

Es por ello, que el conocimiento se reconoce presente en todos los sectores sociales, de ahí que la Universidad valorará los saberes indígenas, campesinos y urbanos, en todas las edades y géneros. La universidad compartirá en variados contextos, tanto locales como regionales, así como nacionales e internacionales; igualmente, vinculándose con otras instituciones afines y con los sectores productivos, culturales y gubernamentales de la sociedad enfatizando la función social en su quehacer académico.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**648.229.722**
INGRESOS CORRIENTES ORDINARIOS	648.229.722
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.400.000
Venta de otros bienes y servicios	2.400.000
TRANSFERENCIAS CORRIENTES	645.829.722
Transferencias corrientes del sector público	645.829.722
Transferencias corrientes internas recibidas del sector público	645.829.722
De la República	645.829.722
INGRESOS DE CAPITAL	**4.900.629**
RECURSOS PROPIOS DE CAPITAL	4.900.629
Incremento de la depreciación y amortización acumuladas	4.900.629
TOTAL RECURSOS	**653.130.351**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**648.080.207**
GASTOS DE CONSUMO	539.996.245
Remuneraciones	300.337.180
Sueldos, salarios y otras retribuciones	92.627.059
Beneficios y complementos de sueldos y salarios	53.759.131
Aportes patronales	12.785.152
Prestaciones sociales y otras indemnizaciones	10.770.718
Asistencia socioeconómica	130.395.120
Compra de bienes y servicios	224.336.028
Bienes de consumo	42.753.661
Servicios no personales	181.582.367
Impuestos indirectos	10.422.408
Depreciación y amortización	4.900.629
TRANSFERENCIAS Y DONACIONES CORRIENTES	108.083.962
Al sector privado	103.470.194
Transferencias corrientes al sector privado	103.470.194
Directas a personas	102.132.494
Pensiones y otros beneficios asociados	7.100.242
Jubilaciones y otros beneficios asociados	85.917.252
Otras transferencias directas a personas	9.115.000
A instituciones sin fines de lucro	1.337.700
Al sector público	4.613.768
Transferencias corrientes al sector público	4.613.768
A los entes descentralizados sin fines empresariales para sus gastos	4.613.768
GASTOS DE CAPITAL	**3.469.638**
INVERSIÓN REAL DIRECTA	3.469.638
Formación bruta de capital fijo	3.469.638
Maquinaria, equipos y otros bienes muebles	3.469.638
APLICACIONES FINANCIERAS	**1.580.506**
DISMINUCIÓN DE PASIVOS	1.580.506
Disminución de otros pasivos	1.580.506
Disminución de otros pasivos a corto plazo	1.580.506
TOTAL EGRESOS	**653.130.351**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129653	Desarrollo y Mantenimiento de la Infraestructura	metro cuadrado	35.423					2.754.703				2.754.703
129679	Intercambio y Gestión del Conocimiento con la Sociedad	persona	1.124					11.891.479				11.891.479
129770	Formación de Estudiantes en Carreras	matrícula	19.693					178.077.461				178.077.461
129810	Sistemas de Apoyo al Desarrollo Estudiantil.	estudiante	52.246					147.252.213				147.252.213
129927	Sistema de Recursos para la Formación e Intercambio Académico.	usuario	147.603	88.562	59.041			31.026.719				31.026.719
129933	Formación en Postgrado o Estudios Avanzados.	matrícula	1.039					11.839.213				11.839.213
129984	Investigación, Innovación y Gestión del Conocimiento	investigación	28					8.826.275				8.826.275
TOTAL								391.668.063				391.668.063

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			69.862.946				69.862.946
02	Gestión Administrativa	7.300.629		91.281.219				98.581.848
03	Previsión y Protección Social			93.017.494				93.017.494
	TOTAL	7.300.629		254.161.659				261.462.288

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**481**	**431**		**912**	**78.995.623**		**78.995.623**
Alto Nivel y de Dirección	1			1	147.175		147.175
Directivo		1		1	89.060		89.060
Profesional y Técnico	169	113		282	21.155.132		21.155.132
Personal Administrativo	87	20		107	5.917.504		5.917.504
Personal Docente	223	179		402	45.515.372		45.515.372
Obrero	1	118		119	6.171.380		6.171.380
Personal Fijo a Tiempo Parcial	**1**	**8**		**9**	**365.832**		**365.832**
Personal Docente	1	8		9	365.832		365.832
Personal Contratado	**111**	**99**		**210**	**12.653.604**		**12.653.604**
Personal Docente	111	99		210	12.653.604		12.653.604
TOTAL	**593**	**538**		**1.131**	**92.015.059**		**92.015.059**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**212**	**154**	**366**	**85.917.252**
Alto Nivel y de Dirección	1	3	4	1.040.760
Empleados	136	34	170	39.803.788
Docentes	75	87	162	39.168.664
Obreros		30	30	5.904.040
Pensionados	**18**	**22**	**40**	**7.100.242**
Empleados	16	8	24	4.455.396
Docentes	2	7	9	1.526.434
Obreros		7	7	1.118.412
TOTAL	**230**	**176**	**406**	**93.017.494**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	300.337.180
4.02	Materiales, suministros y mercancías	42.753.661
4.03	Servicios no personales	192.004.775
4.04	Activos reales	3.469.638
4.07	Transferencias y donaciones	108.083.962
4.08	Otros gastos	4.900.629
4.11	Disminución de pasivos	1.580.506
	TOTAL	**653.130.351**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**648.229.722**
INGRESOS CORRIENTES ORDINARIOS	648.229.722
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.400.000
Venta de otros bienes y servicios	2.400.000
TRANSFERENCIAS CORRIENTES	645.829.722
Transferencias corrientes del sector público	645.829.722
Transferencias corrientes internas recibidas del sector público	645.829.722
De la República	645.829.722
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	645.829.722
- Ingresos Ordinarios	645.829.722
1.2 GASTOS CORRIENTES	**648.080.207**
GASTOS DE CONSUMO	539.996.245
Remuneraciones	300.337.180
Sueldos, salarios y otras retribuciones	92.627.059
Beneficios y complementos de sueldos y salarios	53.759.131
Aportes patronales	12.785.152
Prestaciones sociales y otras indemnizaciones	10.770.718
Asistencia socioeconómica	130.395.120
Compra de bienes y servicios	224.336.028
Bienes de consumo	42.753.661
Servicios no personales	181.582.367
Impuestos indirectos	10.422.408
Depreciación y amortización	4.900.629
TRANSFERENCIAS Y DONACIONES CORRIENTES	108.083.962
Al sector privado	103.470.194
Transferencias corrientes al sector privado	103.470.194
Directas a personas	102.132.494
Pensiones y otros beneficios asociados	7.100.242
Jubilaciones y otros beneficios asociados	85.917.252
Otras transferencias directas a personas	9.115.000
A instituciones sin fines de lucro	1.337.700
Al sector público	4.613.768
Transferencias corrientes al sector público	4.613.768
A los entes descentralizados sin fines empresariales para sus gastos	4.613.768
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**149.515**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**5.050.144**
RECURSOS PROPIOS DE CAPITAL	5.050.144
Ahorro en cuenta corriente	149.515
Incremento de la depreciación y amortización acumuladas	4.900.629
2.2 GASTOS DE CAPITAL	**3.469.638**
INVERSIÓN REAL DIRECTA	3.469.638
Formación bruta de capital fijo	3.469.638
Maquinaria, equipos y otros bienes muebles	3.469.638
2.3 RESULTADO FINANCIERO : SUPERAVIT	**1.580.506**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**1.580.506**
SUPERÁVIT FINANCIERO	1.580.506
3.2 APLICACIONES FINANCIERAS	**1.580.506**
DISMINUCIÓN DE PASIVOS	1.580.506
Disminución de otros pasivos	1.580.506
Disminución de otros pasivos a corto plazo	1.580.506

A0089

Universidad Centroccidental Lisandro Alvarado (UCLA)

UNIVERSIDAD CENTROCCIDENTAL LISANDRO ALVARADO (UCLA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Centroccidental Lisandro Alvarado, está caracterizada por ser participativa, autónoma, democrática, comprometida en la búsqueda del conocimiento y el desarrollo social, fomentando permanentemente el aprendizaje, la producción y difusión del conocimiento; vinculada al principio de cooperación interinstitucional, nacional e internacional, caracterizada por la actualización del recurso humano, su tecnología, el transparente manejo de los recursos financieros y su responsabilidad social.
Para ello la Institución estima lo siguiente:

- Proseguir como una Institución generadora de respuestas adecuadas, basadas en el desarrollo y consolidación del conocimiento como ventaja competitiva, trasmitido por vía de la docencia y la extensión, fortaleciendo los procesos de cambio de la Institución y del país.

- Conducir el proceso de formación de un profesional hábil y útil, para ubicarse en un mundo competitivo, globalizado, integrado, regionalizado y en proceso acelerado de transformación, con base en resultado de una educación con calidad científica y pertinencia social.

Presupuestariamente la Universidad Centroccidental Lisandro Alvarado, orientará los recursos hacia la continuación y culminación de los proyectos que están en ejecución, privilegiando la inversión en proyectos que representen un efecto multiplicador importante, en el nivel de empleo, en el marco de la concepción estratégica del desarrollo endógeno.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.633.760.529**
INGRESOS CORRIENTES ORDINARIOS	1.633.760.529
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	76.170.387
Venta de otros bienes y servicios	76.170.387
TRANSFERENCIAS CORRIENTES	1.557.590.142
Transferencias corrientes del sector público	1.557.590.142
Transferencias corrientes internas recibidas del sector público	1.557.590.142
De la República	1.557.590.142
INGRESOS DE CAPITAL	**3.206.447**
RECURSOS PROPIOS DE CAPITAL	3.206.447
Incremento de la depreciación y amortización acumuladas	3.206.447
FUENTES FINANCIERAS	**33.504.216**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	33.504.216
Disminución de otros activos financieros	33.504.216
Disminución de disponibilidades	33.504.216
Disminución de bancos	33.504.216
TOTAL RECURSOS	**1.670.471.192**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.589.079.283**
GASTOS DE CONSUMO	1.189.428.266
Remuneraciones	817.804.624
Sueldos, salarios y otras retribuciones	290.773.555
Beneficios y complementos de sueldos y salarios	204.643.956
Aportes patronales	30.444.360
Asistencia socioeconómica	270.517.112
Otros gastos de personal	21.425.641
Compra de bienes y servicios	331.810.639
Bienes de consumo	101.401.998
Servicios no personales	230.408.641
Impuestos indirectos	36.606.556
Depreciación y amortización	3.206.447
GASTOS DE LA PROPIEDAD	47.043
Derechos sobre bienes intangibles	47.043
TRANSFERENCIAS Y DONACIONES CORRIENTES	398.925.824
Al sector privado	398.925.824
Transferencias corrientes al sector privado	398.841.824
Directas a personas	346.037.884
Pensiones y otros beneficios asociados	53.583.172
Jubilaciones y otros beneficios asociados	273.432.312
Otras transferencias directas a personas	19.022.400
A instituciones sin fines de lucro	29.710.341
Otras transferencias corrientes internas al sector privado	23.093.599
Donaciones corrientes al sector privado	84.000
Donaciones a personas	84.000
OTROS GASTOS CORRIENTES	678.150
Otros gastos corrientes	678.150
Bienes y servicios para la venta	678.150

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS DE CAPITAL	**32.718.128**
INVERSIÓN REAL DIRECTA	32.718.128
Formación bruta de capital fijo	32.718.128
Maquinaria, equipos y otros bienes muebles	32.064.475
Construcciones de bienes de dominio privado	200.000
Construcciones de bienes de dominio público	453.653
APLICACIONES FINANCIERAS	**48.673.781**
DISMINUCIÓN DE PASIVOS	48.673.781
Disminución de otros pasivos	48.673.781
Disminución de provisiones y reservas técnicas	48.673.781
Disminución de provisiones	48.673.781
Disminución de provisiones para beneficios sociales	48.673.781
TOTAL EGRESOS	**1.670.471.192**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género: Fem.	Meta: Género: Masc.	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
129681	Formación de Estudiantes en Carreras	matrícula	27.346					384.124.351				384.124.351
129696	Investigación, Innovación y Gestión del Conocimiento	investigación	151					23.534.092			859.774	24.393.866
129699	Formación en Postgrado o Estudios Avanzados	matrícula	1.745			8.288.441		1.469.372			3.552.179	13.309.992
129736	Desarrollo y Mantenimiento de la Infraestructura	metro cuadrado	1.000					24.409.752				24.409.752
129739	Sistema de apoyo al desarrollo estudiantil	estudiante	14.962					203.409.612				203.409.612
129839	Intercambio y Gestión del Conocimiento con la Sociedad	persona	613.283			67.881.946		18.732.393			29.092.263	115.706.602
129945	Sistema de Recursos para la Formación e Intercambio Académico	usuario	25.348.419	17.819.875	7.761.281			28.089.499				28.089.499
129981	Territorialización y Municipalización de la educación universitaria	plan	16					975.964				975.964
TOTAL						76.170.387		684.745.035			33.504.216	794.419.638

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	Transferencias y Donaciones - De la República - Proyectos por Endeudamiento	Transferencias y Donaciones - De la República - Otras	Transferencias y Donaciones - De los Entes Descentralizados	Transferencias y Donaciones - Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			374.616.185				374.616.185
02	Gestión Administrativa	3.206.447		171.213.438				174.419.885
03	Previsión y Protección Social			327.015.484				327.015.484
	TOTAL	3.206.447		872.845.107				876.051.554

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1.331**	**1.304**		**2.635**	**204.917.140**		**204.917.140**
Directivo		1		1	147.248		147.248
Profesional y Técnico	514	228		742	54.394.176		54.394.176
Personal Administrativo	180	92		272	15.790.420		15.790.420
Personal Docente	505	475		980	105.895.376		105.895.376
Obrero	132	508		640	28.689.920		28.689.920
Personal Fijo a Tiempo Parcial	**223**	**220**		**443**	**14.785.368**		**14.785.368**
Profesional y Técnico	7	27		34	2.654.900		2.654.900
Personal Administrativo	3	2		5	343.180		343.180
Personal Docente	213	191		404	11.787.288		11.787.288
Personal Contratado	**369**	**251**		**620**	**59.706.547**		**59.706.547**
Profesional y Técnico	114	8		122	13.844.291		13.844.291
Personal Administrativo	26	3		29	2.497.143		2.497.143
Personal Docente	168	197		365	38.661.709		38.661.709
Obrero	61	43		104	4.703.404		4.703.404
TOTAL	**1.923**	**1.775**		**3.698**	**279.409.055**		**279.409.055**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**907**	**1.124**	**2.031**	**273.432.312**
Empleados	479	286	765	93.311.340
Docentes	324	568	892	143.977.496
Obreros	104	270	374	36.143.476
Pensionados	**443**	**94**	**537**	**53.583.172**
Empleados	153	48	201	21.410.364
Docentes	182	16	198	21.521.004
Obreros	108	30	138	10.651.804
TOTAL	**1.350**	**1.218**	**2.568**	**327.015.484**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	817.804.624
4.02	Materiales, suministros y mercancías	102.080.148
4.03	Servicios no personales	267.062.240
4.04	Activos reales	32.718.128
4.07	Transferencias y donaciones	398.925.824
4.08	Otros gastos	3.206.447
4.11	Disminución de pasivos	48.673.781
	TOTAL	1.670.471.192

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.633.760.529**
INGRESOS CORRIENTES ORDINARIOS	1.633.760.529
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	76.170.387
Venta de otros bienes y servicios	76.170.387
TRANSFERENCIAS CORRIENTES	1.557.590.142
Transferencias corrientes del sector público	1.557.590.142
Transferencias corrientes internas recibidas del sector público	1.557.590.142
De la República	1.557.590.142
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	1.557.590.142
-Ingresos Ordinarios	1.557.590.142
1.2 GASTOS CORRIENTES	**1.589.079.283**
GASTOS DE CONSUMO	1.189.428.266
Remuneraciones	817.804.624
Sueldos, salarios y otras retribuciones	290.773.555
Beneficios y complementos de sueldos y salarios	204.643.956
Aportes patronales	30.444.360
Asistencia socioeconómica	270.517.112
Otros gastos de personal	21.425.641
Compra de bienes y servicios	331.810.639
Bienes de consumo	101.401.998
Servicios no personales	230.408.641
Impuestos indirectos	36.606.556
Depreciación y amortización	3.206.447
GASTOS DE LA PROPIEDAD	47.043
Derechos sobre bienes intangibles	47.043
TRANSFERENCIAS Y DONACIONES CORRIENTES	398.925.824
Al sector privado	398.925.824
Transferencias corrientes al sector privado	398.841.824
Directas a personas	346.037.884
Pensiones y otros beneficios asociados	53.583.172
Jubilaciones y otros beneficios asociados	273.432.312
Otras transferencias directas a personas	19.022.400
A instituciones sin fines de lucro	29.710.341
Otras transferencias corrientes internas al sector privado	23.093.599
Donaciones corrientes al sector privado	84.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Donaciones a personas	84.000
OTROS GASTOS CORRIENTES	678.150
Otros gastos corrientes	678.150
Bienes y servicios para la venta	678.150
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**44.681.246**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**47.887.693**
RECURSOS PROPIOS DE CAPITAL	47.887.693
Ahorro en cuenta corriente	44.681.246
Incremento de la depreciación y amortización acumuladas	3.206.447
2.2 GASTOS DE CAPITAL	**32.718.128**
INVERSIÓN REAL DIRECTA	32.718.128
Formación bruta de capital fijo	32.718.128
Maquinaria, equipos y otros bienes muebles	32.064.475
Construcciones de bienes de dominio privado	200.000
Construcciones de bienes de dominio público	453.653
2.3 RESULTADO FINANCIERO : SUPERAVIT	**15.169.565**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**48.673.781**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	33.504.216
Disminución de otros activos financieros	33.504.216
Disminución de disponibilidades	33.504.216
Disminución de bancos	33.504.216
SUPERÁVIT FINANCIERO	15.169.565
3.2 APLICACIONES FINANCIERAS	**48.673.781**
DISMINUCIÓN DE PASIVOS	48.673.781
Disminución de otros pasivos	48.673.781
Disminución de provisiones y reservas técnicas	48.673.781
Disminución de provisiones	48.673.781
Disminución de provisiones para beneficios sociales	48.673.781

A0090

Universidad Pedagógica Experimental Libertador (UPEL)

UNIVERSIDAD PEDAGÓGICA EXPERIMENTAL LIBERTADOR (UPEL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Pedagógica Experimental Libertador, es una Universidad pública de alcance nacional e internacional, líder en la formación, capacitación, perfeccionamiento y actualización de docentes de elevada calidad personal y profesional, y en la producción y difusión de conocimientos socialmente válidos, que desarrolla procesos educativos con un personal competente, participativo y comprometido con los valores que promueve la Universidad.

La Universidad realizando grandes esfuerzos continuará su visión de ser una universidad de excelencia, comprometida con el país para elevar el nivel de la educación, mediante la formación de docentes competentes, capaz de generar conocimientos útiles para implementar procesos pedagógicos innovadores e impulsar la transformación de la realidad social y así contribuir al logro de una sociedad más próspera, equitativa y solidaria, abierta a las propuestas que formule el Estado Venezolano en materia de educación, vital para el desarrollo del país.

Para ello la Universidad estima lo siguiente:

- Proseguir como una Institución generadora de respuestas adecuadas, basadas en el desarrollo y consolidación del conocimiento como ventaja competitiva, trasmitido por vía de la docencia y la extensión, fortaleciendo los procesos de cambio de la Institución y del país.
- Conducir el proceso de formación de un profesional hábil y útil, para ubicarse en un mundo competitivo, globalizado, integrado, regionalizado y en proceso acelerado de transformación, con base en resultados de una educación con calidad científica y pertinencia social.
- Promover la concepción y adaptación de nuevos conocimientos e innovaciones tecnológicas, conforme a las grandes transformaciones del mundo contemporáneo.
- Fomentar las potencialidades de producción de bienes y servicios competitivos como medio para fortalecer las funciones de investigación, docencia y extensión.
- Incrementar y consolidar las alianzas estratégicas nacionales e internacionales con el sector público y privado, en un proceso de cooperación para satisfacer necesidades mutuas.
- Transformar la gerencia universitaria basada en un modelo cultural centrado en las personas y en los procesos, tendente hacia la modernización de la Institución.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**4.987.360.427**
INGRESOS CORRIENTES ORDINARIOS	4.987.360.427
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	420.907.947
Venta de otros bienes y servicios	420.907.947
TRANSFERENCIAS CORRIENTES	4.566.452.480
Transferencias corrientes del sector público	4.566.452.480
Transferencias corrientes internas recibidas del sector público	4.566.452.480
De la República	4.566.452.480
FUENTES FINANCIERAS	**169.935.818**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	169.935.818
Disminución de otros activos financieros	169.935.818
Disminución de disponibilidades	169.935.818
Disminución de bancos	169.935.818
TOTAL RECURSOS	**5.157.296.245**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**4.575.103.426**
GASTOS DE CONSUMO	3.793.986.206
Remuneraciones	2.614.050.554
Sueldos, salarios y otras retribuciones	783.029.129
Beneficios y complementos de sueldos y salarios	319.501.643
Aportes patronales	94.617.186
Prestaciones sociales y otras indemnizaciones	9.638.616
Asistencia socioeconómica	1.407.202.876
Otros gastos de personal	61.104
Compra de bienes y servicios	1.040.716.239
Bienes de consumo	531.712.420
Servicios no personales	509.003.819
Impuestos indirectos	139.219.413
GASTOS DE LA PROPIEDAD	90.000
Derechos sobre bienes intangibles	90.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	781.027.220
Al sector privado	756.293.725
Transferencias corrientes al sector privado	753.979.225
Directas a personas	717.108.674
Pensiones y otros beneficios asociados	103.581.225
Jubilaciones y otros beneficios asociados	561.377.449
Otras transferencias directas a personas	52.150.000
A instituciones sin fines de lucro	36.870.551
Donaciones corrientes al sector privado	2.314.500
Donaciones a personas	2.314.500
Al sector público	24.733.495
Transferencias corrientes al sector público	24.733.495
A los entes descentralizados sin fines empresariales para sus gastos	24.733.495
GASTOS DE CAPITAL	**142.495.879**
INVERSIÓN REAL DIRECTA	142.495.879
Formación bruta de capital fijo	142.317.307
Maquinaria, equipos y otros bienes muebles	139.676.178
Bienes preexistentes	2.641.129
Bienes intangibles	178.572

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**439.696.940**
DISMINUCIÓN DE PASIVOS	439.696.940
Disminución de cuentas y efectos por pagar	169.935.818
Disminución de cuentas y efectos por pagar a corto plazo	169.935.818
Disminución de sueldos, salarios y otras remuneraciones por pagar	13.253.814
Disminución de aportes patronales y retenciones laborales por pagar	105.657.761
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	86.308.640
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	4.672.863
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	5.345.832
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugia, maternidad (HCM) y gastos funerarios	1.943.762
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	7.386.664
Disminución cuentas por pagar a proveedores a corto plazo	51.024.243
Disminución de otros pasivos	269.761.122
Disminución de otros pasivos a corto plazo	269.761.122
TOTAL EGRESOS	**5.157.296.245**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129645	Formación de Estudiantes en Carreras	matrícula	94.675			161.675.101		1.133.448.488				1.295.123.589
129651	Desarrollo y Mantenimiento de la Infraestructura	metro cuadrado	7.071.432			6.136.156		802.035.773				808.171.929
129654	Investigación, Innovación y Gestión del Conocimiento	investigación	289			9.094.804		25.747.931				34.842.735
129656	Formación en Postgrado o estudios avanzados	matrícula	28.485			203.874.119		6.225.947				210.100.066
129715	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	94.675					416.201.556				416.201.556
129852	Sistema de Recursos para la Formación e Intercambio Académico	usuario	717.976	430.786	287.190	1.918.915		54.803.278				56.722.193
129859	Intercambio y Gestión del Conocimiento con la Sociedad	persona	30.499			22.841.780		38.071.291				60.913.071
130002	Territorialización y Municipalización de la Educación Universitaria	plan	11					1.265.896				1.265.896
TOTAL						405.540.875		2.477.800.160				2.883.341.035

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			972.683.418				972.683.418
02	Gestión Administrativa	15.367.072		451.010.228			169.935.818	636.313.118
03	Previsión y Protección Social			664.958.674				664.958.674
	TOTAL	**15.367.072**		**2.088.652.320**			**169.935.818**	**2.273.955.210**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**4.557**	**3.203**		**7.760**	**448.895.760**	**270.000**	**449.165.760**
Alto Nivel y de Dirección		1		1	110.436		110.436
Profesional y Técnico	1.546	740		2.286	128.776.581		128.776.581
Personal Administrativo	683	242		925	36.121.791	270.000	36.391.791
Personal Docente	1.745	1.327		3.072	230.928.771		230.928.771
Obrero	583	893		1.476	52.958.181		52.958.181
Personal Fijo a Tiempo Parcial	**42**	**56**		**98**	**3.042.006**		**3.042.006**
Personal Docente	42	56		98	3.042.006		3.042.006
Personal Contratado	**4.831**	**3.651**		**8.482**	**321.371.363**		**321.371.363**
Profesional y Técnico	27	46		73	4.833.729		4.833.729
Personal Administrativo	23	4		27	1.803.465		1.803.465
Personal Docente	4.733	3.466		8.199	308.569.286		308.569.286
Obrero	48	135		183	6.164.883		6.164.883
TOTAL	**9.430**	**6.910**		**16.340**	**773.309.129**	**270.000**	**773.579.129**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**2.789**	**1.869**	**4.658**	**561.377.449**
Empleados	1.261	395	1.656	160.215.703
Docentes	1.104	1.031	2.135	339.458.448
Obreros	424	443	867	61.703.298
Pensionados	**466**	**472**	**938**	**103.581.225**
Empleados	166	66	232	21.113.008
Docentes	184	253	437	64.115.029
Obreros	116	153	269	18.353.188
TOTAL	**3.255**	**2.341**	**5.596**	**664.958.674**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	2.614.050.554
4.02	Materiales, suministros y mercancias	531.712.420
4.03	Servicios no personales	648.313.232
4.04	Activos reales	142.495.879
4.07	Transferencias y donaciones	781.027.220
4.11	Disminución de pasivos	439.696.940
	TOTAL	5.157.296.245

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**4.987.360.427**
INGRESOS CORRIENTES ORDINARIOS	4.987.360.427
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	420.907.947
Venta de otros bienes y servicios	420.907.947
TRANSFERENCIAS CORRIENTES	4.566.452.480
Transferencias corrientes del sector público	4.566.452.480
Transferencias corrientes internas recibidas del sector público	4.566.452.480
De la República	4.566.452.480
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	4.566.452.480
-Ingresos Ordinarios	4.566.452.480
1.2 GASTOS CORRIENTES	**4.575.103.426**
GASTOS DE CONSUMO	3.793.986.206
Remuneraciones	2.614.050.554
Sueldos, salarios y otras retribuciones	783.029.129
Beneficios y complementos de sueldos y salarios	319.501.643
Aportes patronales	94.617.186
Prestaciones sociales y otras indemnizaciones	9.638.616
Asistencia socioeconómica	1.407.202.876
Otros gastos de personal	61.104
Compra de bienes y servicios	1.040.716.239
Bienes de consumo	531.712.420
Servicios no personales	509.003.819
Impuestos indirectos	139.219.413
GASTOS DE LA PROPIEDAD	90.000
Derechos sobre bienes intangibles	90.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	781.027.220
Al sector privado	756.293.725
Transferencias corrientes al sector privado	753.979.225
Directas a personas	717.108.674
Pensiones y otros beneficios asociados	103.581.225
Jubilaciones y otros beneficios asociados	561.377.449
Otras transferencias directas a personas	52.150.000
A instituciones sin fines de lucro	36.870.551

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Donaciones corrientes al sector privado	2.314.500
Donaciones a personas	2.314.500
Al sector público	24.733.495
Transferencias corrientes al sector público	24.733.495
A los entes descentralizados sin fines empresariales para sus gastos	24.733.495
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**412.257.001**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**412.257.001**
RECURSOS PROPIOS DE CAPITAL	412.257.001
Ahorro en cuenta corriente	412.257.001
2.2 GASTOS DE CAPITAL	**142.495.879**
INVERSIÓN REAL DIRECTA	142.495.879
Formación bruta de capital fijo	142.317.307
Maquinaria, equipos y otros bienes muebles	139.676.178
Bienes preexistentes	2.641.129
Bienes intangibles	178.572
2.3 RESULTADO FINANCIERO : SUPERAVIT	**269.761.122**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**439.696.940**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	169.935.818
Disminución de otros activos financieros	169.935.818
Disminución de disponibilidades	169.935.818
Disminución de bancos	169.935.818
SUPERÁVIT FINANCIERO	269.761.122
3.2 APLICACIONES FINANCIERAS	**439.696.940**
DISMINUCIÓN DE PASIVOS	439.696.940
Disminución de cuentas y efectos por pagar	169.935.818
Disminución de cuentas y efectos por pagar a corto plazo	169.935.818
Disminución de sueldos, salarios y otras remuneraciones por pagar	13.253.814
Disminución de aportes patronales y retenciones laborales por pagar	105.657.761
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	86.308.640
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	4.672.863
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	5.345.832

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugia, maternidad (HCM) y gastos funerarios	1.943.762
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	7.386.664
Disminución cuentas por pagar a proveedores a corto plazo	51.024.243
Disminución de otros pasivos	269.761.122
Disminución de otros pasivos a corto plazo	269.761.122

A0091

Universidad Nacional Experimental de Los Llanos Occidentales Ezequiel Zamora (UNELLEZ)

UNIVERSIDAD NACIONAL EXPERIMENTAL DE LOS LLANOS OCCIDENTALES EZEQUIEL ZAMORA (UNELLEZ)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Nacional Experimental de los Llanos Occidentales "Ezequiel Zamora" (Unellez), busca aplicar el conocimiento avanzando en pro de la formación integral de hombres y mujeres, tomando en consideración sus intereses personales, los intereses de la comunidad local y regional y los intereses de la Nación, de una forma solidaria con la consolidación y equilibrio de los espacios del hombre con la naturaleza, a objeto de contribuir con el desarrollo y transformación de las realidades del país.

Presupuestariamente la Unellez, orientará los recursos hacia la continuación y culminación de los proyectos que están en ejecución, privilegiando la inversión en proyectos que representen un efecto multiplicador importante, en el nivel de empleo, en el marco de la concepción estratégica del desarrollo endógeno de nuestro país.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.848.154.287**
INGRESOS CORRIENTES ORDINARIOS	1.848.154.287
TRANSFERENCIAS CORRIENTES	1.848.154.287
Transferencias corrientes del sector público	1.848.154.287
Transferencias corrientes internas recibidas del sector público	1.848.154.287
De la República	1.848.154.287
INGRESOS DE CAPITAL	**2.415.298**
RECURSOS PROPIOS DE CAPITAL	2.415.298
Incremento de la depreciación y amortización acumuladas	2.415.298
TOTAL RECURSOS	**1.850.569.585**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.784.059.570**
GASTOS DE CONSUMO	1.444.443.477
Remuneraciones	1.021.955.808
Sueldos, salarios y otras retribuciones	396.255.872
Beneficios y complementos de sueldos y salarios	209.781.736
Aportes patronales	79.963.053
Prestaciones sociales y otras indemnizaciones	100.120.785
Asistencia socioeconómica	235.834.362
Compra de bienes y servicios	386.832.741
Bienes de consumo	93.152.233
Servicios no personales	293.680.508
Impuestos indirectos	33.239.630
Depreciación y amortización	2.415.298
TRANSFERENCIAS Y DONACIONES CORRIENTES	339.616.093
Al sector privado	325.754.927
Transferencias corrientes al sector privado	325.559.927
Directas a personas	307.356.296
Pensiones y otros beneficios asociados	40.750.385
Jubilaciones y otros beneficios asociados	229.556.587
Otras transferencias directas a personas	37.049.324
A instituciones sin fines de lucro	7.730.000
Otras transferencias corrientes internas al sector privado	10.473.631
Donaciones corrientes al sector privado	195.000
Donaciones a personas	195.000
Al sector público	13.861.166
Transferencias corrientes al sector público	13.861.166
A los entes descentralizados sin fines empresariales para sus gastos	13.861.166
GASTOS DE CAPITAL	**66.510.015**
INVERSIÓN REAL DIRECTA	66.510.015
Formación bruta de capital fijo	65.710.015
Maquinaria, equipos y otros bienes muebles	59.910.015
Construcciones de bienes de dominio privado	5.800.000
Bienes intangibles	800.000
TOTAL EGRESOS	**1.850.569.585**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129636	Territorialización y Municipalización de la Educación Universitaria	plan	120					144.600.978				144.600.978
129638	Formación de Estudiantes en Carreras	matrícula	45.206					400.061.116				400.061.116
129641	Desarrollo y Mantenimiento de la infraestructura	metro cuadrado	646.316					141.899.111				141.899.111
129643	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	48.600					303.256.107				303.256.107
129658	Sistema de recursos para la formación e intercambio académico	usuario	735.329	441.197	294.132			42.266.589				42.266.589
129669	Formación en post grado o estudios avanzados	matrícula	7.839					8.278.041				8.278.041
129671	Investigación, innovación y gestión del conocimiento	investigación	445					8.200.616				8.200.616
129684	Intercambio y Gestión del Conocimiento con la Sociedad	persona	1.509					27.900.139				27.900.139
129750	Formación de estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	10.367					14.947.565				14.947.565
TOTAL								1.091.410.262				1.091.410.262

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos - Ingresos - Ingresos Propios	Transferencias y Donaciones - De la República - Proyectos por Endeudamiento	Transferencias y Donaciones - De la República - Otras	Transferencias y Donaciones - De los Entes Descentralizados	Transferencias y Donaciones - Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			322.728.940				322.728.940
02	Gestión Administrativa	2.415.298		163.708.113				166.123.411
03	Previsión y Protección Social			270.306.972				270.306.972
	TOTAL	**2.415.298**		**756.744.025**				**759.159.323**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1.272**	**901**		**2.173**	**208.744.421**	**1.031.537**	**209.775.958**
Alto Nivel y de Dirección		1		1	105.252		105.252
Profesional y Técnico	650	406		1.056	61.059.795	60.000	61.119.795
Personal Administrativo	45	31		76	50.000.000	61.366	50.061.366
Personal Docente	146	211		357	52.525.355	910.171	53.435.526
Obrero	431	252		683	45.054.019		45.054.019
Personal Fijo a Tiempo Parcial		**1**		**1**	**600.901**		**600.901**
Personal Administrativo		1		1	600.901		600.901
Personal Contratado	**2.129**	**1.851**		**3.980**	**182.999.013**		**182.999.013**
Profesional y Técnico	65	43		108	17.047.843		17.047.843
Personal Administrativo	67	9		76	17.872.670		17.872.670
Personal Docente	1.852	1.699		3.551	147.453.500		147.453.500
Obrero	145	100		245	625.000		625.000
TOTAL	**3.401**	**2.753**		**6.154**	**392.344.335**	**1.031.537**	**393.375.872**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**586**	**391**	**977**	**229.556.587**
Empleados	256	126	382	88.618.860
Docentes	271	105	376	105.588.843
Obreros	59	160	219	35.348.884
Pensionados	**54**	**129**	**183**	**40.750.385**
Empleados	37	52	89	18.011.183
Docentes	6	44	50	17.494.628
Obreros	11	33	44	5.244.574
TOTAL	**640**	**520**	**1.160**	**270.306.972**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	1.021.955.808
4.02	Materiales, suministros y mercancías	93.152.233
4.03	Servicios no personales	326.920.138
4.04	Activos reales	66.510.015
4.07	Transferencias y donaciones	339.616.093
4.08	Otros gastos	2.415.298
	TOTAL	1.850.569.585

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.848.154.287**
INGRESOS CORRIENTES ORDINARIOS	1.848.154.287
TRANSFERENCIAS CORRIENTES	1.848.154.287
Transferencias corrientes del sector público	1.848.154.287
Transferencias corrientes internas recibidas del sector público	1.848.154.287
De la República	1.848.154.287
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	1.848.154.287
- Ingresos Ordinarios	1.848.154.287
1.2 GASTOS CORRIENTES	**1.784.059.570**
GASTOS DE CONSUMO	1.444.443.477
Remuneraciones	1.021.955.808
Sueldos, salarios y otras retribuciones	396.255.872
Beneficios y complementos de sueldos y salarios	209.781.736
Aportes patronales	79.963.053
Prestaciones sociales y otras indemnizaciones	100.120.785
Asistencia socioeconómica	235.834.362
Compra de bienes y servicios	386.832.741
Bienes de consumo	93.152.233
Servicios no personales	293.680.508
Impuestos indirectos	33.239.630
Depreciación y amortización	2.415.298
TRANSFERENCIAS Y DONACIONES CORRIENTES	339.616.093
Al sector privado	325.754.927
Transferencias corrientes al sector privado	325.559.927
Directas a personas	307.356.296
Pensiones y otros beneficios asociados	40.750.385
Jubilaciones y otros beneficios asociados	229.556.587
Otras transferencias directas a personas	37.049.324
A instituciones sin fines de lucro	7.730.000
Otras transferencias corrientes internas al sector privado	10.473.631
Donaciones corrientes al sector privado	195.000
Donaciones a personas	195.000
Al sector público	13.861.166
Transferencias corrientes al sector público	13.861.166
A los entes descentralizados sin fines empresariales para sus gastos	13.861.166
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**64.094.717**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**66.510.015**
RECURSOS PROPIOS DE CAPITAL	66.510.015
Ahorro en cuenta corriente	64.094.717
Incremento de la depreciación y amortización acumuladas	2.415.298
2.2 GASTOS DE CAPITAL	**66.510.015**
INVERSIÓN REAL DIRECTA	66.510.015
Formación bruta de capital fijo	65.710.015
Maquinaria, equipos y otros bienes muebles	59.910.015
Construcciones de bienes de dominio privado	5.800.000
Bienes intangibles	800.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0092

Universidad Nacional Experimental del Táchira (UNET)

UNIVERSIDAD NACIONAL EXPERIMENTAL DEL TÁCHIRA (UNET)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Nacional Experimental del Táchira, es una universidad del Estado venezolano, plural y democrática, que genera, cultiva, integra y difunde el conocimiento científico, humanístico, tecnológico y artístico; formadora de ciudadanos con elevada calificación profesional y con valores espirituales, éticos, estéticos y ecológicos; que participa activamente en el desarrollo sustentable de las comunidades en su ámbito local, regional, fronterizo, nacional y universal; todo lo cual se realiza en apego a criterios de excelencia y calidad, en un marco de solidaridad, justicia social, respeto a los derechos y la paz; consustanciada y comprometida con la defensa y protección del medio ambiente, y con la difusión y preservación de los valores trascendentales del ser humano y la cultura.

En tal sentido, su objetivo se orienta a ser la institución universitaria de excelencia del Táchira, comprometida con el desarrollo local, regional y nacional, y la integración fronteriza; que genera y fomenta la aplicación del conocimiento científico, tecnológico y humanístico, impulsando la vinculación permanente entre la institución, las comunidades y los entes públicos y privados.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**715.295.908**
INGRESOS CORRIENTES ORDINARIOS	715.295.908
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	40.688.223
Venta de otros bienes y servicios	40.688.223
TRANSFERENCIAS CORRIENTES	674.607.685
Transferencias corrientes del sector público	674.607.685
Transferencias corrientes internas recibidas del sector público	674.607.685
De la República	674.607.685
TOTAL RECURSOS	**715.295.908**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**691.613.999**
GASTOS DE CONSUMO	542.285.702
Remuneraciones	381.087.474
Sueldos, salarios y otras retribuciones	159.562.168
Beneficios y complementos de sueldos y salarios	70.708.879
Aportes patronales	13.347.220
Prestaciones sociales y otras indemnizaciones	61.624.996
Asistencia socioeconómica	75.844.211
Compra de bienes y servicios	150.675.871
Bienes de consumo	24.340.635
Servicios no personales	126.335.236
Impuestos indirectos	10.522.357
TRANSFERENCIAS Y DONACIONES CORRIENTES	149.328.297
Al sector privado	144.192.895
Transferencias corrientes al sector privado	139.939.126
Directas a personas	126.239.290
Pensiones y otros beneficios asociados	11.168.356
Jubilaciones y otros beneficios asociados	106.232.934
Otras transferencias directas a personas	8.838.000
A instituciones sin fines de lucro	13.669.836
Otras transferencias corrientes internas al sector privado	30.000
Donaciones corrientes al sector privado	4.253.769
Donaciones a personas	4.209.126
Donaciones a instituciones sin fines de lucro	44.643
Al sector público	5.135.402
Transferencias corrientes al sector público	5.135.402
A los entes descentralizados sin fines empresariales para sus gastos	5.135.402
GASTOS DE CAPITAL	**12.050.228**
INVERSIÓN REAL DIRECTA	12.050.228
Formación bruta de capital fijo	11.760.376
Maquinaria, equipos y otros bienes muebles	11.760.376
Bienes intangibles	289.852

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**11.631.681**
DISMINUCIÓN DE PASIVOS	11.631.681
Disminución de otros pasivos	11.631.681
Disminución de otros pasivos a corto plazo	11.631.681
TOTAL EGRESOS	**715.295.908**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129672	Formación de estudiantes en carreras	matrícula	9.562					85.572.970				85.572.970
129772	Formación en post grado o estudios avanzados	matrícula	1.161			9.735.176		3.256.478				12.991.654
129773	Investigación, innovación y gestión del conocimiento	investigación	149			24.000		12.790.716				12.814.716
129943	Sistema de recursos para la formación e intercambio académico	usuario	1.070.725	481.826	588.899	3.624.541		26.172.823				29.797.364
129957	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	210.204			240.000		100.391.962				100.631.962
130137	Intercambio y Gestión del Conocimiento con la Sociedad	persona	11.940			21.373.812		16.540.168				37.913.980
130153	Desarrollo y mantenimiento de la infraestructura	metro cuadrado	9.000					49.557.904				49.557.904
130166	Territorialización y Municipalización de la educación universitaria	plan	70			772.810		915.268				1.688.078
TOTAL						35.770.339		295.198.289				330.968.628

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos - Ingresos - Ingresos Propios	Transferencias y Donaciones - De la República - Proyectos por Endeudamiento	Transferencias y Donaciones - De la República - Otras	Transferencias y Donaciones - De los Entes Descentralizados	Transferencias y Donaciones - Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	2.164		213.021.739				213.023.903
02	Gestión Administrativa	4.915.720		48.986.367				53.902.087
03	Previsión y Protección Social			117.401.290				117.401.290
	TOTAL	4.917.884		379.409.396				384.327.280

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**568**	**552**		**1.120**	**109.076.674**		**109.076.674**
Alto Nivel y de Dirección		1		1	147.248		147.248
Directivo	49	80		129	13.773.504		13.773.504
Profesional y Técnico	311	125		436	37.408.756		37.408.756
Personal Administrativo	55	41		96	9.882.312		9.882.312
Personal Docente	126	165		291	33.441.518		33.441.518
Personal de Investigación	13	17		30	4.625.197		4.625.197
Obrero	14	123		137	9.798.139		9.798.139
Personal Fijo a Tiempo Parcial	**3**	**16**		**19**	**512.886**		**512.886**
Profesional y Técnico		2		2	86.690		86.690
Personal Administrativo		1		1	40.404		40.404
Personal Docente	3	13		16	385.792		385.792
Personal Contratado	**247**	**270**		**517**	**43.485.071**		**43.485.071**
Profesional y Técnico	21	37		58	3.596.738		3.596.738
Personal Administrativo	29	35		64	4.646.288		4.646.288
Personal Docente	162	179		341	29.752.312		29.752.312
Personal de Investigación	3	10		13	961.476		961.476
Obrero	32	9		41	4.528.257		4.528.257
TOTAL	**818**	**838**		**1.656**	**153.074.631**		**153.074.631**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**247**	**306**	**553**	**106.232.934**
Empleados	164	87	251	39.859.750
Docentes	68	199	267	60.064.620
Obreros	15	20	35	6.308.564
Pensionados	**56**	**33**	**89**	**11.168.356**
Empleados	37	15	52	6.312.156
Docentes	15	15	30	4.051.453
Obreros	4	3	7	804.747
TOTAL	**303**	**339**	**642**	**117.401.290**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	381.087.474
4.02	Materiales, suministros y mercancias	24.340.635
4.03	Servicios no personales	136.857.593
4.04	Activos reales	12.050.228
4.07	Transferencias y donaciones	149.328.297
4.11	Disminución de pasivos	11.631.681
	TOTAL	**715.295.908**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**715.295.908**
INGRESOS CORRIENTES ORDINARIOS	715.295.908
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	40.688.223
Venta de otros bienes y servicios	40.688.223
TRANSFERENCIAS CORRIENTES	674.607.685
Transferencias corrientes del sector público	674.607.685
Transferencias corrientes internas recibidas del sector público	674.607.685
De la República	674.607.685
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	674.607.685
-Ingresos Ordinarios	674.607.685
1.2 GASTOS CORRIENTES	**691.613.999**
GASTOS DE CONSUMO	542.285.702
Remuneraciones	381.087.474
Sueldos, salarios y otras retribuciones	159.562.168
Beneficios y complementos de sueldos y salarios	70.708.879
Aportes patronales	13.347.220
Prestaciones sociales y otras indemnizaciones	61.624.996
Asistencia socioeconómica	75.844.211
Compra de bienes y servicios	150.675.871
Bienes de consumo	24.340.635
Servicios no personales	126.335.236
Impuestos indirectos	10.522.357
TRANSFERENCIAS Y DONACIONES CORRIENTES	149.328.297
Al sector privado	144.192.895
Transferencias corrientes al sector privado	139.939.126
Directas a personas	126.239.290
Pensiones y otros beneficios asociados	11.168.356
Jubilaciones y otros beneficios asociados	106.232.934
Otras transferencias directas a personas	8.838.000
A instituciones sin fines de lucro	13.669.836
Otras transferencias corrientes internas al sector privado	30.000
Donaciones corrientes al sector privado	4.253.769
Donaciones a personas	4.209.126
Donaciones a instituciones sin fines de lucro	44.643

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Al sector público	5.135.402
Transferencias corrientes al sector público	5.135.402
A los entes descentralizados sin fines empresariales para sus gastos	5.135.402
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**23.681.909**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**23.681.909**
RECURSOS PROPIOS DE CAPITAL	23.681.909
Ahorro en cuenta corriente	23.681.909
2.2 GASTOS DE CAPITAL	**12.050.228**
INVERSIÓN REAL DIRECTA	12.050.228
Formación bruta de capital fijo	11.760.376
Maquinaria, equipos y otros bienes muebles	11.760.376
Bienes intangibles	289.852
2.3 RESULTADO FINANCIERO : SUPERAVIT	**11.631.681**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**11.631.681**
SUPERÁVIT FINANCIERO	11.631.681
3.2 APLICACIONES FINANCIERAS	**11.631.681**
DISMINUCIÓN DE PASIVOS	11.631.681
Disminución de otros pasivos	11.631.681
Disminución de otros pasivos a corto plazo	11.631.681

A0093

Universidad Central de Venezuela (UCV)

UNIVERSIDAD CENTRAL DE VENEZUELA (UCV)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Central de Venezuela, es una Institución científico educativa, moderna y de vanguardia, de reconocido prestigio regional, nacional e internacional por su excelencia académica y compromiso social, en la generación de los conocimientos científico competitivo, transferible a través de la formación integral de profesionales capacitados para interactuar con independencia y asertividad en sociedades globales y con capacidad de llevar adelante los cambios que el país necesita, que contribuyan a elevar la calidad de vida, fortaleciendo así sus valores trascendentales y desarrollo integral.

En tal sentido la universidad estima lo siguiente:

- Proseguir como una Institución generadora de respuestas adecuadas, basadas en el desarrollo y consolidación del conocimiento como ventaja competitiva, trasmitido por vía de la docencia y la extensión, fortaleciendo los procesos de cambio de la Institución y del país.

- Conducir el proceso de formación de un profesional hábil y útil, para ubicarse en un mundo competitivo, globalizado, integrado, regionalizado y en proceso acelerado de transformación, con base en resultado de una educación con calidad científica y pertinencia social.

- Promover la concepción y adaptación de nuevos conocimientos e innovaciones tecnológicas, conforme a las grandes transformaciones del mundo contemporáneo.

- Fomentar las potencialidades de producción de bienes y servicios competitivos como medio para fortalecer las funciones de investigación, docencia y extensión.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**4.743.618.300**
INGRESOS CORRIENTES ORDINARIOS	4.743.558.300
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	157.154.961
Venta de otros bienes y servicios	157.154.961
TRANSFERENCIAS CORRIENTES	4.541.742.147
Transferencias corrientes internas recibidas del sector privado	115.780
De instituciones sin fines de lucro	115.780
Transferencias corrientes del sector público	4.541.626.367
Transferencias corrientes internas recibidas del sector público	4.541.626.367
De la República	4.538.564.795
De los entes descentralizados sin fines empresariales	2.250.000
Del Poder Estadal	811.572
OTROS INGRESOS	44.661.192
Otros ingresos ajenos a la operación	30.368.392
Otros ingresos ordinarios	14.292.800
INGRESOS CORRIENTES EXTRAORDINARIOS	60.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	60.000
Donaciones corrientes internas recibidas del sector privado	60.000
De empresas privadas	60.000
TOTAL RECURSOS	**4.743.618.300**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**4.476.163.520**
GASTOS DE CONSUMO	2.992.691.094
Remuneraciones	2.280.221.986
Sueldos, salarios y otras retribuciones	895.166.279
Beneficios y complementos de sueldos y salarios	837.330.239
Aportes patronales	19.433.565
Prestaciones sociales y otras indemnizaciones	90.842.488
Asistencia socioeconómica	437.449.415
Compra de bienes y servicios	640.606.927
Bienes de consumo	237.752.682
Servicios no personales	402.854.245
Impuestos indirectos	71.862.181
GASTOS DE LA PROPIEDAD	232.953
Derechos sobre bienes intangibles	232.953
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.482.229.473
Al sector privado	1.481.928.473
Transferencias corrientes al sector privado	1.466.393.186
Directas a personas	1.447.205.157
Pensiones y otros beneficios asociados	325.478.247
Jubilaciones y otros beneficios asociados	1.098.772.694
Otras transferencias directas a personas	22.954.216
A instituciones sin fines de lucro	19.188.029
Donaciones corrientes al sector privado	15.535.287
Donaciones a personas	15.535.287
Al sector público	301.000
Transferencias corrientes al sector público	301.000
A los entes descentralizados sin fines empresariales para sus gastos	301.000
OTROS GASTOS CORRIENTES	10.000
Otros gastos corrientes	10.000
Bienes y servicios para la venta	10.000
GASTOS DE CAPITAL	**116.924.138**
INVERSIÓN REAL DIRECTA	116.924.138
Formación bruta de capital fijo	116.616.434
Maquinaria, equipos y otros bienes muebles	114.937.047
Construcciones de bienes de dominio privado	1.679.387
Bienes intangibles	307.704

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**151.530.642**
DISMINUCIÓN DE PASIVOS	151.530.642
Disminución de otros pasivos	151.530.642
Disminución de otros pasivos a corto plazo	151.530.642
TOTAL EGRESOS	**4.743.618.300**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
						Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
				Fem.	Masc.		Proyectos por Endeudamiento	Otras				
129843	Investigación, Innovación y Gestión del Conocimiento.	investigación	30.295			4.488.886		141.821.731				146.310.617
129853	Formación de Postgrado o Estudios Avanzados	matrícula	9.107			35.301.171		33.186.082				68.487.253
130014	Sistema de recursos para la formación e intercambio académico	usuario	78.592	43.268	35.324	23.111.790		102.955.073		60.000		126.126.863
130023	Intercambio y Gestión del Conocimiento con la Sociedad	persona	1.500			35.579.502		54.718.469		424.222		90.722.193
130061	Sistema de Apoyo al Sistema Estudiantil	estudiante	2.884.038			190.000		378.129.414		503.130		378.822.544
130110	Desarrollo y Mantenimiento de la Infraestructura	metro cuadrado	1.108.295			2.593.810		31.791.393				34.385.203
130188	Formación de Estudiantes en Carrera	matrícula	247.437			32.395.174		505.526.245	2.250.000			540.171.419
TOTAL						133.660.333		1.248.128.407	2.250.000	987.352		1.385.026.092

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	206.840		1.301.617.271				1.301.824.111
02	Gestión Administrativa	67.948.980		564.568.176				632.517.156
03	Previsión y Protección Social			1.424.250.941				1.424.250.941
	TOTAL	68.155.820		3.290.436.388				3.358.592.208

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**4.414**	**3.983**		**8.397**	**553.636.971**		**553.636.971**
Directivo	129	110		239	15.691.985		15.691.985
Profesional y Técnico	2.940	1.195		4.135	199.169.920		199.169.920
Personal Administrativo	42	178		220	203.614.483		203.614.483
Personal Docente	955	793		1.748	15.050.336		15.050.336
Obrero	348	1.707		2.055	120.110.247		120.110.247
Personal Fijo a Tiempo Parcial	**665**	**862**		**1.527**	**49.120.704**		**49.120.704**
Profesional y Técnico	81	71		152	22.443.967		22.443.967
Personal Administrativo	1	1		2	14.220.881		14.220.881
Personal Docente	583	790		1.373	12.455.856		12.455.856
Personal Contratado	**836**	**873**		**1.709**	**93.821.598**		**93.821.598**
Profesional y Técnico	25	9		34	20.505.465		20.505.465
Personal Administrativo	23	12		35	20.982.900		20.982.900
Personal Docente	787	851		1.638	52.067.971		52.067.971
Obrero	1	1		2	265.262		265.262
TOTAL	**5.915**	**5.718**		**11.633**	**696.579.273**		**696.579.273**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**4.182**	**5.537**	**9.719**	**1.098.772.694**
Alto Nivel y de Dirección		98	98	865.895
Empleados	2.759	2.155	4.914	478.576.489
Docentes	1.330	2.181	3.511	510.740.379
Obreros	93	1.103	1.196	108.589.931
Pensionados	**2.446**	**836**	**3.282**	**325.478.247**
Alto Nivel y de Dirección	60	55	115	577.931
Empleados	993	389	1.382	139.955.429
Docentes	904	171	1.075	128.196.122
Obreros	489	221	710	56.748.765
TOTAL	**6.628**	**6.373**	**13.001**	**1.424.250.941**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	2.280.221.986
4.02	Materiales, suministros y mercancías	237.762.682
4.03	Servicios no personales	474.949.379
4.04	Activos reales	116.924.138
4.07	Transferencias y donaciones	1.482.229.473
4.11	Disminución de pasivos	151.530.642
	TOTAL	4.743.618.300

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**4.743.618.300**
INGRESOS CORRIENTES ORDINARIOS	4.743.558.300
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	157.154.961
Venta de otros bienes y servicios	157.154.961
TRANSFERENCIAS CORRIENTES	4.541.742.147
Transferencias corrientes internas recibidas del sector privado	115.780
De instituciones sin fines de lucro	115.780
Transferencias corrientes del sector público	4.541.626.367
Transferencias corrientes internas recibidas del sector público	4.541.626.367
De la República	4.538.564.795
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	4.537.987.695
Ingresos Ordinarios	4.537.987.695
Ministerio del Poder Popular para la Salud	577.100
Ingresos Ordinarios	577.100
De los entes descentralizados sin fines empresariales	2.250.000
Del Poder Estadal	811.572
OTROS INGRESOS	44.661.192
Otros ingresos ajenos a la operación	30.368.392
Otros ingresos ordinarios	14.292.800
INGRESOS CORRIENTES EXTRAORDINARIOS	60.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	60.000
Donaciones corrientes internas recibidas del sector privado	60.000
De empresas privadas	60.000
1.2 GASTOS CORRIENTES	**4.475.163.520**
GASTOS DE CONSUMO	2.992.691.094
Remuneraciones	2.280.221.986
Sueldos, salarios y otras retribuciones	895.166.279
Beneficios y complementos de sueldos y salarios	837.330.239
Aportes patronales	19.433.565
Prestaciones sociales y otras indemnizaciones	90.842.488
Asistencia socioeconómica	437.449.415
Compra de bienes y servicios	640.606.927
Bienes de consumo	237.752.682
Servicios no personales	402.854.245
Impuestos indirectos	71.862.181

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS DE LA PROPIEDAD	232.953
Derechos sobre bienes intangibles	232.953
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.482.229.473
Al sector privado	1.481.928.473
Transferencias corrientes al sector privado	1.466.393.186
Directas a personas	1.447.205.157
Pensiones y otros beneficios asociados	325.478.247
Jubilaciones y otros beneficios asociados	1.098.772.694
Otras transferencias directas a personas	22.954.216
A instituciones sin fines de lucro	19.188.029
Donaciones corrientes al sector privado	15.535.287
Donaciones a personas	15.535.287
Al sector público	301.000
Transferencias corrientes al sector público	301.000
A los entes descentralizados sin fines empresariales para sus gastos	301.000
OTROS GASTOS CORRIENTES	10.000
Otros gastos corrientes	10.000
Bienes y servicios para la venta	10.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**268.454.780**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**268.454.780**
RECURSOS PROPIOS DE CAPITAL	268.454.780
Ahorro en cuenta corriente	268.454.780
2.2 GASTOS DE CAPITAL	**116.924.138**
INVERSIÓN REAL DIRECTA	116.924.138
Formación bruta de capital fijo	116.616.434
Maquinaria, equipos y otros bienes muebles	114.937.047
Construcciones de bienes de dominio privado	1.679.387
Bienes intangibles	307.704
2.3 RESULTADO FINANCIERO : SUPERAVIT	**151.530.642**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**151.530.642**
SUPERÁVIT FINANCIERO	151.530.642
3.2 APLICACIONES FINANCIERAS	**151.530.642**
DISMINUCIÓN DE PASIVOS	151.530.642
Disminución de otros pasivos	151.530.642
Disminución de otros pasivos a corto plazo	151.530.642

A0094

Universidad de Carabobo (UC)

UNIVERSIDAD DE CARABOBO (UC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad de Carabobo, desde su creación, se enfoca en el desarrollo y difusión de conocimientos innovadores, competitivos y socialmente pertinentes para la formación ética e integral de profesionales y técnicos, altamente calificados, con sentido ciudadano, promotores de cambios sociales, políticos y económicos, que conduzcan a la consolidación de la libertad, la democracia y el bienestar.

Todo ello enmarcado en una política unificadora de la docencia, investigación y extensión, con vinculación interinstitucional, como motor de transformación de la sociedad.

Presupuestariamente la Universidad de Carabobo, orientará los recursos hacia la continuación y culminación de los proyectos que están en ejecución, privilegiando la inversión en proyectos que representen un efecto multiplicador importante, en el nivel de empleo, en el marco de la concepción estratégica del desarrollo endógeno, de la siguiente manera:

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	4.104.320.185
INGRESOS CORRIENTES ORDINARIOS	4.104.320.185
INGRESOS DE OPERACIÓN	212.354.723
Otros ingresos de operación	212.354.723
TRANSFERENCIAS CORRIENTES	3.891.965.462
Transferencias corrientes del sector público	3.891.965.462
Transferencias corrientes internas recibidas del sector público	3.891.965.462
De la República	3.891.965.462
TOTAL RECURSOS	4.104.320.185

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	3.954.392.892
GASTOS DE CONSUMO	2.896.575.894
Remuneraciones	2.281.978.236
Sueldos, salarios y otras retribuciones	698.431.232
Beneficios y complementos de sueldos y salarios	369.855.072
Aportes patronales	121.708.556
Prestaciones sociales y otras indemnizaciones	509.525.224
Asistencia socioeconómica	582.458.152
Compra de bienes y servicios	548.610.284
Bienes de consumo	272.713.450
Servicios no personales	275.896.834
Impuestos indirectos	65.987.374
GASTOS DE LA PROPIEDAD	37.500
Alquileres de tierras y terrenos	37.500
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.057.779.498
Al sector privado	1.055.067.620
Transferencias corrientes al sector privado	1.055.067.620
Directas a personas	1.022.746.282
Pensiones y otros beneficios asociados	119.183.362
Jubilaciones y otros beneficios asociados	831.319.262
Otras transferencias directas a personas	72.243.658
A instituciones sin fines de lucro	3.843.467
Otras transferencias corrientes internas al sector privado	28.477.871
Al sector público	2.693.252
Transferencias corrientes al sector público	2.693.252
A los entes descentralizados sin fines empresariales para sus gastos	2.693.252
Al sector externo	18.626
Transferencias corrientes al exterior	18.626
A organismos internacionales	18.626

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS DE CAPITAL	149.927.293
INVERSIÓN REAL DIRECTA	149.927.293
Formación bruta de capital fijo	149.871.043
Maquinaria, equipos y otros bienes muebles	118.054.103
Bienes preexistentes	79.500
Construcciones de bienes de dominio privado	27.724.940
Construcciones de bienes de dominio público	4.012.500
Bienes intangibles	56.250
TOTAL EGRESOS	4.104.320.185

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129782	Sistema de recursos para la formación e intercambio académico	usuario	629.845	472.253	314.836	17.350.890		85.259.164				102.610.054
129791	Investigación, innovación y gestión del conocimiento	investigación	2.342			3.734.535		57.068.590				60.803.125
129793	Formación de estudiantes en carreras	matrícula	68.149			51.453.852		1.052.139.062				1.103.592.914
129794	Formación en postgrado o estudios avanzados	matrícula	3.651			82.198.074		65.534.764				147.732.838
129868	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	68.149			4.113.455		345.796.550				349.910.005
129875	Desarrollo y mantenimiento de la infraestructura	metro cuadrado	1.088.291			13.792.532		271.295.335				285.087.867
129884	Intercambio y Gestión del Conocimiento con la Sociedad	persona	48.972			12.955.452		109.032.963				121.988.415
129909	Territorialización y Municipalización de la educación universitaria	plan	1					11.088				11.088
TOTAL						185.598.790		1.986.137.516				2.171.736.306

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			812.920.941				812.920.941
02	Gestión Administrativa	26.755.933		142.404.381				169.160.314
03	Previsión y Protección Social			950.502.624				950.502.624
	TOTAL	26.755.933		1.905.827.946				1.932.583.879

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**3.809**	**2.742**		**6.551**	**505.743.544**		**505.743.544**
Directivo	110	73		183	76.087.268		76.087.268
Profesional y Técnico	1.469	758		2.227	156.366.325		156.366.325
Personal Administrativo	950	359		1.309	68.880.896		68.880.896
Personal Docente	947	569		1.516	140.556.267		140.556.267
Obrero	333	983		1.316	63.852.788		63.852.788
Personal Fijo a Tiempo Parcial	**318**	**344**		**662**	**29.160.644**		**29.160.644**
Profesional y Técnico	21	34		55	1.889.628		1.889.628
Personal Administrativo	1			1	24.048		24.048
Personal Docente	296	310		606	27.246.968		27.246.968
Personal Contratado	**1.643**	**1.476**		**3.119**	**162.747.044**		**162.747.044**
Profesional y Técnico	215	209		424	31.098.208		31.098.208
Personal Administrativo	67	62		129	6.787.044		6.787.044
Personal Docente	1.242	1.084		2.326	113.306.508		113.306.508
Obrero	119	121		240	11.555.284		11.555.284
TOTAL	**5.770**	**4.562**		**10.332**	**697.651.232**		**697.651.232**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**2.642**	**2.379**	**5.021**	**831.319.262**
Alto Nivel y de Dirección	1		1	333.256
Empleados	1.536	795	2.331	291.662.661
Docentes	796	1.152	1.948	425.497.725
Obreros	309	432	741	113.825.620
Pensionados	**817**	**192**	**1.009**	**119.183.362**
Empleados	353	113	466	59.641.880
Docentes	395	64	459	53.581.400
Obreros	69	15	84	5.960.082
TOTAL	**3.459**	**2.571**	**6.030**	**950.502.624**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	2.281.978.236
4.02	Materiales, suministros y mercancías	272.713.450
4.03	Servicios no personales	341.921.708
4.04	Activos reales	149.927.293
4.07	Transferencias y donaciones	1.057.779.498
	TOTAL	4.104.320.185

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**4.104.320.185**
INGRESOS CORRIENTES ORDINARIOS	4.104.320.185
INGRESOS DE OPERACIÓN	212.354.723
Otros ingresos de operación	212.354.723
TRANSFERENCIAS CORRIENTES	3.891.965.462
Transferencias corrientes del sector público	3.891.965.462
Transferencias corrientes internas recibidas del sector público	3.891.965.462
De la República	3.891.965.462
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	3.891.965.462
Ingresos Ordinarios	3.891.965.462
1.2 GASTOS CORRIENTES	**3.954.392.892**
GASTOS DE CONSUMO	2.896.575.894
Remuneraciones	2.281.978.236
Sueldos, salarios y otras retribuciones	698.431.232
Beneficios y complementos de sueldos y salarios	369.855.072
Aportes patronales	121.708.556
Prestaciones sociales y otras indemnizaciones	509.525.224
Asistencia socioeconómica	582.458.152
Compra de bienes y servicios	548.610.284
Bienes de consumo	272.713.450
Servicios no personales	275.896.834
Impuestos indirectos	65.987.374
GASTOS DE LA PROPIEDAD	37.500
Alquileres de tierras y terrenos	37.500
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.057.779.498
Al sector privado	1.055.067.620
Transferencias corrientes al sector privado	1.055.067.620
Directas a personas	1.022.746.282
Pensiones y otros beneficios asociados	119.183.362
Jubilaciones y otros beneficios asociados	831.319.262
Otras transferencias directas a personas	72.243.658
A instituciones sin fines de lucro	3.843.467
Otras transferencias corrientes internas al sector privado	28.477.871
Al sector público	2.693.252
Transferencias corrientes al sector público	2.693.252

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
A los entes descentralizados sin fines empresariales para sus gastos	2.693.252
Al sector externo	18.626
Transferencias corrientes al exterior	18.626
A organismos internacionales	18.626
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**149.927.293**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**149.927.293**
RECURSOS PROPIOS DE CAPITAL	149.927.293
Ahorro en cuenta corriente	149.927.293
2.2 GASTOS DE CAPITAL	**149.927.293**
INVERSIÓN REAL DIRECTA	149.927.293
Formación bruta de capital fijo	149.871.043
Maquinaria, equipos y otros bienes muebles	118.054.103
Bienes preexistentes	79.500
Construcciones de bienes de dominio privado	27.724.940
Construcciones de bienes de dominio público	4.012.500
Bienes intangibles	56.250
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0095

Universidad Nacional Experimental Simón Rodríguez (UNESR)

UNIVERSIDAD NACIONAL EXPERIMENTAL SIMÓN RODRÍGUEZ (UNESR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Nacional Experimental Simón Rodríguez, nace con el Núcleo de Caricuao en Octubre de 1971, el entonces Presidente Rafael Caldera decretó la organización de una nueva Universidad en la Región Capital.

Con el fin de darle a la institución personalidad jurídica, en Noviembre de 1973 el equipo concluye el informe sobre la creación de la Universidad en el cual se estableció el modelo administrativo y organizacional del Centro de Estudios que fue decretado en Enero de 1974.

Entre Abril y Mayo de 1973 el equipo asesor responsable de la facilitación a los 33 docentes participantes, anunció su disolución como tal. A partir de entonces se decidió que todo el conjunto docente operaria como una sola unidad académica micro-administrativa con base en una organización horizontal, no jerárquica, participativa y auto responsable.

En febrero de 1974, un grupo de 39 estudiantes procedentes de los Colegios Universitarios de Caracas y Los Teques ingresó a la Universidad. Más adelante en junio de 1974, se anunció el Plan de Crecimiento Poblacional Estudiantil que abarcó hasta Febrero de 1977, fecha en la cual se aspira tener un total de 2150 participantes como tope máximo, meta imposible de lograr ya que fue necesario asegurar un ritmo de crecimiento que evitara un salto numérico tan brusco.

Durante los años 1974 y 1975 la Universidad fue evaluada por varias comisiones, las cuales determinaron el alcance de ciertos niveles de desarrollo, para entonces operaban en conjunto un centenar de estudiantes, 35 docentes y 13 empleados administrativos quienes funcionaban dentro de una estructura no jerárquica y autogestionaria.

La Universidad Nacional Experimental Simón Rodríguez, tiene como misión fundamental la búsqueda, generación, aplicación y difusión del conocimiento y el afianzamiento de los valores transcendentales del hombre y la sociedad. La Universidad Nacional Experimental Simón Rodríguez, es una institución global, de vocación, integracionista y latinoamericana, abierta al cambio, flexible, innovadora de excelencia, que promueva y practique la libertad de pensamiento y acción, fomente la participación y la profundización de los valores éticos democráticos; que permanezcan en la búsqueda constante del desarrollo sostenido y armonioso de la sociedad y del individuo y esté profundamente comprometida con el desarrollo de la Comunidad.

Hacer de la Universidad Nacional Experimental Simón Rodríguez una institución global, de vocación, integracionista y latinoamericana, abierta al cambio, flexible, innovadora, andragógica y de excelencia, que promueva y practique la libertad de pensamiento y acción, fomente la participación y la profundización de los valores éticos democráticos; que permanezcan en la búsqueda constante del desarrollo sostenido y armonioso de la sociedad, y del individuo y esté profundamente comprometida con el desarrollo de la Comunidad.

La Universidad Nacional Experimental Simón Rodríguez tiene como misión fundamental la búsqueda, generación, aplicación y difusión del conocimiento y el afianzamiento de los valores transcendentales del hombre y la sociedad.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**2.576.773.710**
INGRESOS CORRIENTES ORDINARIOS	2.576.773.710
TRANSFERENCIAS CORRIENTES	2.576.773.710
Transferencias corrientes del sector público	2.576.773.710
Transferencias corrientes internas recibidas del sector público	2.576.773.710
De la República	2.576.773.710
TOTAL RECURSOS	**2.576.773.710**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**2.240.328.279**
GASTOS DE CONSUMO	1.902.560.455
Remuneraciones	845.130.511
Sueldos, salarios y otras retribuciones	313.083.027
Beneficios y complementos de sueldos y salarios	224.338.982
Aportes patronales	60.530.747
Prestaciones sociales y otras indemnizaciones	110.855.090
Asistencia socioeconómica	136.322.665
Compra de bienes y servicios	916.762.196
Bienes de consumo	623.928.088
Servicios no personales	292.834.108
Impuestos indirectos	140.667.748
TRANSFERENCIAS Y DONACIONES CORRIENTES	337.767.824
Al sector privado	318.442.021
Transferencias corrientes al sector privado	317.130.021
Directas a personas	303.255.961
Pensiones y otros beneficios asociados	32.642.726
Jubilaciones y otros beneficios asociados	245.267.203
Otras transferencias directas a personas	25.346.032
A instituciones sin fines de lucro	2.250.000
Otras transferencias corrientes internas al sector privado	11.624.060
Donaciones corrientes al sector privado	1.312.000
Donaciones a personas	1.312.000
Al sector público	19.325.803
Transferencias corrientes al sector público	19.325.803
A los entes descentralizados sin fines empresariales para sus gastos	19.325.803
GASTOS DE CAPITAL	**259.778.059**
INVERSIÓN REAL DIRECTA	259.778.059
Formación bruta de capital fijo	259.778.059
Maquinaria, equipos y otros bienes muebles	239.778.059
Construcciones de bienes de dominio privado	20.000.000

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**76.667.372**
DISMINUCIÓN DE PASIVOS	76.667.372
Disminución de otros pasivos	76.667.372
Disminución de otros pasivos a corto plazo	76.667.372
TOTAL EGRESOS	**2.576.773.710**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
129758	Formación de estudiantes en Programas Nacionales de Formación (PNF)	matrícula	750					3.600.550				3.600.550
129841	Formación de estudiantes en carreras	matrícula	115.944					720.873.323				720.873.323
129902	Formación en postgrado o estudios avanzados	matrícula	10.409					26.915.772				26.915.772
129926	Investigación, innovación y gestión del conocimiento	investigación	18					55.608.189				55.608.189
129961	Sistema de recursos para la formación e intercambio académico	usuario	63.270	37.962	25.308			142.680.123				142.680.123
130143	Sistema de apoyo al desarrollo estudiantil	estudiante	21.000					108.957.586				108.957.586
130190	Intercambio y gestión del conocimiento con la sociedad	persona	200.000					85.115.672				85.115.672
130199	Desarrollo y mantenimiento de la infraestructura	metro cuadrado	6.494					409.467.052				409.467.052
TOTAL								1.553.218.267				1.553.218.267

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			456.665.433				456.665.433
02	Gestión Administrativa			288.980.081				288.980.081
03	Previsión y Protección Social			277.909.929				277.909.929
	TOTAL			1.023.555.443				1.023.555.443

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1.221**	**1.274**		**2.495**	**180.352.640**		**180.352.640**
Alto Nivel y de Dirección	1			1	102.124		102.124
Directivo	37	30		67	6.676.236		6.676.236
Profesional y Técnico	388	153		541	41.415.236		41.415.236
Personal Administrativo	34	14		48	2.561.696		2.561.696
Personal Docente	382	320		702	74.543.008		74.543.008
Obrero	379	757		1.136	55.054.340		55.054.340
Personal Fijo a Tiempo Parcial	**197**	**142**		**339**	**11.499.416**		**11.499.416**
Profesional y Técnico	11	31		42	1.631.890		1.631.890
Personal Administrativo	1			1	25.234		25.234
Personal Docente	185	111		296	9.842.292		9.842.292
Personal Contratado	**1.704**	**1.156**		**2.860**	**111.797.138**		**111.797.138**
Directivo	1			1	89.060		89.060
Profesional y Técnico	381	190		571	38.984.396		38.984.396
Personal Administrativo	139	28		167	8.604.762		8.604.762
Personal Docente	1.183	938		2.121	64.118.920		64.118.920
TOTAL	**3.122**	**2.572**		**5.694**	**303.649.194**		**303.649.194**

PERSONAL JUBILADO Y PENSIONADO (En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**836**	**772**	**1.608**	**245.267.203**
Alto Nivel y de Dirección	32	29	61	11.091.717
Empleados	336	125	461	68.077.281
Docentes	401	402	803	128.427.192
Obreros	67	216	283	37.671.013
Pensionados	**140**	**86**	**226**	**32.642.726**
Alto Nivel y de Dirección	1	1	2	329.689
Empleados	37	18	55	8.744.985
Docentes	56	27	83	13.889.021
Obreros	46	40	86	9.679.031
TOTAL	**976**	**858**	**1.834**	**277.909.929**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	845.130.511
4.02	Materiales, suministros y mercancías	623.928.088
4.03	Servicios no personales	433.501.856
4.04	Activos reales	259.778.059
4.07	Transferencias y donaciones	337.767.824
4.11	Disminución de pasivos	76.667.372
	TOTAL	**2.576.773.710**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.576.773.710**
INGRESOS CORRIENTES ORDINARIOS	2.576.773.710
TRANSFERENCIAS CORRIENTES	2.576.773.710
Transferencias corrientes del sector público	2.576.773.710
Transferencias corrientes internas recibidas del sector público	2.576.773.710
De la República	2.576.773.710
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	2.576.773.710
- Ingresos Ordinarios	2.576.773.710
1.2 GASTOS CORRIENTES	**2.240.328.279**
GASTOS DE CONSUMO	1.902.560.455
Remuneraciones	845.130.511
Sueldos, salarios y otras retribuciones	313.083.027
Beneficios y complementos de sueldos y salarios	224.338.982
Aportes patronales	60.530.747
Prestaciones sociales y otras indemnizaciones	110.855.090
Asistencia socioeconómica	136.322.665
Compra de bienes y servicios	916.762.196
Bienes de consumo	623.928.088
Servicios no personales	292.834.108
Impuestos indirectos	140.667.748
TRANSFERENCIAS Y DONACIONES CORRIENTES	337.767.824
Al sector privado	318.442.021
Transferencias corrientes al sector privado	317.130.021
Directas a personas	303.255.961
Pensiones y otros beneficios asociados	32.642.726
Jubilaciones y otros beneficios asociados	245.267.203
Otras transferencias directas a personas	25.346.032
A instituciones sin fines de lucro	2.250.000
Otras transferencias corrientes internas al sector privado	11.624.060
Donaciones corrientes al sector privado	1.312.000
Donaciones a personas	1.312.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Al sector público	19.325.803
Transferencias corrientes al sector público	19.325.803
A los entes descentralizados sin fines empresariales para sus gastos	19.325.803
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**336.445.431**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**336.445.431**
RECURSOS PROPIOS DE CAPITAL	336.445.431
Ahorro en cuenta corriente	336.445.431
2.2 GASTOS DE CAPITAL	**259.778.059**
INVERSIÓN REAL DIRECTA	259.778.059
Formación bruta de capital fijo	259.778.059
Maquinaria, equipos y otros bienes muebles	239.778.059
Construcciones de bienes de dominio privado	20.000.000
2.3 RESULTADO FINANCIERO : SUPERAVIT	**76.667.372**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**76.667.372**
SUPERÁVIT FINANCIERO	76.667.372
3.2 APLICACIONES FINANCIERAS	**76.667.372**
DISMINUCIÓN DE PASIVOS	76.667.372
Disminución de otros pasivos	76.667.372
Disminución de otros pasivos a corto plazo	76.667.372

A0096

Universidad Nacional Experimental Francisco de Miranda (UNEFM)

UNIVERSIDAD NACIONAL EXPERIMENTAL FRANCISCO DE MIRANDA (UNEFM)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Nacional Experimental Francisco de Miranda, tiene como sede principal a Coro, génesis de Venezuela, y capital del estado Falcón. Esta ciudad fue declarada Patrimonio Cultural de la Humanidad por la Unesco en 1993 por su arquitectura colonial. "Con sus construcciones barro, peculiares del Caribe, Coro es la única muestra que sobrevive de la rica fusión de tradiciones locales con mudéjar español y técnicas arquitectónicas holandesas". De allí su elevado valor histórico que esta Universidad se ha comprometido a conservar y promocionar como parte de nuestra memoria colectiva.

Es misión de la Universidad Nacional Experimental Francisco de Miranda, como institución de educación superior de carácter experimental, generar conocimientos, formar integralmente ciudadanos conscientes, responsables y emprendedores, anticipar y aportar respuestas a los programas académicos innovadores que articulen el conocimiento científico, tecnológico, social y humanístico, para el fortalecimiento de la ciencia, la tecnología, la cultura, el medio ambiente, y el fomento de los valores morales, éticos, estéticos, espirituales y ciudadanos, contribuyendo al logro de una mejor calidad de vida y un desarrollo sustentable.

En tal sentido la Universidad para el presente ejercicio económico financiero, estima lo siguiente:

- Proseguir como una Institución generadora de respuestas adecuadas, basadas en el desarrollo y consolidación del conocimiento como ventaja competitiva, trasmitido por vía de la docencia y la extensión, fortaleciendo los procesos de cambio de la Institución y del país.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.582.838.046**
INGRESOS CORRIENTES ORDINARIOS	1.582.838.046
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	700.000
Venta de otros bienes y servicios	700.000
TRANSFERENCIAS CORRIENTES	1.582.138.046
Transferencias corrientes del sector público	1.582.138.046
Transferencias corrientes internas recibidas del sector público	1.582.138.046
De la República	1.582.138.046
FUENTES FINANCIERAS	**10.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	10.000.000
Disminución de otros activos financieros	10.000.000
Disminución de disponibilidades	10.000.000
Disminución de bancos	10.000.000
TOTAL RECURSOS	**1.592.838.046**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	1.304.577.737
GASTOS DE CONSUMO	1.088.764.064
Remuneraciones	828.574.641
Sueldos, salarios y otras retribuciones	380.802.720
Beneficios y complementos de sueldos y salarios	219.984.273
Aportes patronales	63.699.836
Asistencia socioeconómica	164.087.812
Compra de bienes y servicios	233.941.072
Bienes de consumo	50.288.590
Servicios no personales	183.652.482
Impuestos indirectos	26.248.351
TRANSFERENCIAS Y DONACIONES CORRIENTES	215.813.673
Al sector privado	203.947.638
Transferencias corrientes al sector privado	203.902.336
Directas a personas	202.574.234
Pensiones y otros beneficios asociados	9.115.409
Jubilaciones y otros beneficios asociados	185.003.825
Otras transferencias directas a personas	8.455.000
A instituciones sin fines de lucro	728.102
Otras transferencias corrientes internas al sector privado	600.000
Donaciones corrientes al sector privado	45.302
Donaciones a personas	45.302
Al sector público	11.866.035
Transferencias corrientes al sector público	11.866.035
A los entes descentralizados sin fines empresariales para sus gastos	11.866.035
GASTOS DE CAPITAL	71.499.995
INVERSIÓN REAL DIRECTA	71.499.995
Formación bruta de capital fijo	71.499.995
Maquinaria, equipos y otros bienes muebles	70.466.314
Bienes preexistentes	404.200
Construcciones de bienes de dominio privado	629.481

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	216.760.314
DISMINUCIÓN DE PASIVOS	216.760.314
Disminución de cuentas y efectos por pagar	7.000.000
Disminución de cuentas y efectos por pagar a corto plazo	7.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	7.000.000
Disminución de otros pasivos	209.760.314
Disminución de provisiones y reservas técnicas	206.760.314
Disminución de provisiones	206.760.314
Disminución de provisiones para beneficios sociales	206.760.314
Disminución de obligaciones de ejercicios anteriores	3.000.000
TOTAL EGRESOS	1.592.838.046

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129780	Formación en Postgrado o Estudios Avanzados	matrícula	1			700.000		7.787.028				8.487.028
129790	Formación de Estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	12.338					18.522.983				18.522.983
129806	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	35.547					131.769.479				131.769.479
129947	Investigación, Innovación y Gestión del Conocimiento	investigación	193					12.517.473				12.517.473
129966	Formación de Estudiantes en Carreras	matrícula	45.943					195.396.851				195.396.851
130029	Desarrollo y Mantenimiento de la Infraestructura	metro cuadrado	81.985					102.901.691				102.901.691
130031	Intercambio y Gestión del Conocimiento con la Sociedad	persona	134.581					22.902.931				22.902.931
130040	Territorialización y Municipalización de la Educación Universitaria.	plan	2					119.982.698				119.982.698
130054	Sistema de Recursos para Formación para el Intercambio Académico	usuario	191.073	98.659	92.414			51.950.636				51.950.636
TOTAL						700.000		663.731.770				664.431.770

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			426.140.898				426.140.898
02	Gestión Administrativa			298.146.144			10.000.000	308.146.144
03	Previsión y Protección Social			194.119.234				194.119.234
	TOTAL			918.406.276			10.000.000	928.406.276

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1.338**	**1.097**		**2.435**	**192.863.876**		**192.863.876**
Alto Nivel y de Dirección	1			1	86.684		86.684
Directivo	216	124		340	32.149.416		32.149.416
Profesional y Técnico	325	227		552	42.990.600		42.990.600
Personal Administrativo	127	68		195	11.713.772		11.713.772
Personal Docente	522	353		875	82.708.416		82.708.416
Obrero	147	325		472	23.214.988		23.214.988
Personal Fijo a Tiempo Parcial		**3**		**3**	**132.376**		**132.376**
Profesional y Técnico		2		2	82.384		82.384
Personal Docente		1		1	49.992		49.992
Personal Contratado	**2.000**	**1.406**		**3.406**	**180.876.468**		**180.876.468**
Profesional y Técnico	86	73		159	11.176.576		11.176.576
Personal Administrativo	84	52		136	6.809.780		6.809.780
Personal Docente	1.775	1.210		2.985	157.065.288		157.065.288
Obrero	55	71		126	5.824.824		5.824.824
TOTAL	**3.338**	**2.506**		**5.844**	**373.872.720**		**373.872.720**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**498**	**513**	**1.011**	**185.003.825**
Empleados	249	140	389	92.718.964
Docentes	172	270	442	71.349.337
Obreros	77	103	180	20.935.524
Pensionados	**31**	**56**	**87**	**9.115.409**
Empleados	24	16	40	4.448.726
Docentes	5	28	33	3.763.181
Obreros	2	12	14	903.502
TOTAL	**529**	**569**	**1.098**	**194.119.234**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	828.574.641
4.02	Materiales, suministros y mercancias	50.288.590
4.03	Servicios no personales	209.900.833
4.04	Activos reales	71.499.995
4.07	Transferencias y donaciones	215.813.673
4.11	Disminución de pasivos	216.760.314
	TOTAL	**1.592.838.046**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	1.582.838.046
INGRESOS CORRIENTES ORDINARIOS	1.582.838.046
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	700.000
Venta de otros bienes y servicios	700.000
TRANSFERENCIAS CORRIENTES	1.582.138.046
Transferencias corrientes del sector público	1.582.138.046
Transferencias corrientes internas recibidas del sector público	1.582.138.046
De la República	1.582.138.046
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	1.582.138.046
- Ingresos Ordinarios	1.582.138.046
1.2 GASTOS CORRIENTES	1.304.577.737
GASTOS DE CONSUMO	1.088.764.064
Remuneraciones	828.574.641
Sueldos, salarios y otras retribuciones	380.802.720
Beneficios y complementos de sueldos y salarios	219.984.273
Aportes patronales	63.699.836
Asistencia socioeconómica	164.087.812
Compra de bienes y servicios	233.941.072
Bienes de consumo	50.288.590
Servicios no personales	183.652.482
Impuestos indirectos	26.248.351
TRANSFERENCIAS Y DONACIONES CORRIENTES	215.813.673
Al sector privado	203.947.638
Transferencias corrientes al sector privado	203.902.336
Directas a personas	202.574.234
Pensiones y otros beneficios asociados	9.115.409
Jubilaciones y otros beneficios asociados	185.003.825
Otras transferencias directas a personas	8.455.000
A instituciones sin fines de lucro	728.102
Otras transferencias corrientes internas al sector privado	600.000
Donaciones corrientes al sector privado	45.302
Donaciones a personas	45.302

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Al sector público	11.866.035
Transferencias corrientes al sector público	11.866.035
A los entes descentralizados sin fines empresariales para sus gastos	11.866.035
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**278.260.309**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**278.260.309**
RECURSOS PROPIOS DE CAPITAL	278.260.309
Ahorro en cuenta corriente	278.260.309
2.2 GASTOS DE CAPITAL	**71.499.995**
INVERSIÓN REAL DIRECTA	71.499.995
Formación bruta de capital fijo	71.499.995
Maquinaria, equipos y otros bienes muebles	70.466.314
Bienes preexistentes	404.200
Construcciones de bienes de dominio privado	629.481
2.3 RESULTADO FINANCIERO : SUPERAVIT	**206.760.314**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**216.760.314**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	10.000.000
Disminución de otros activos financieros	10.000.000
Disminución de disponibilidades	10.000.000
Disminución de bancos	10.000.000
SUPERÁVIT FINANCIERO	206.760.314
3.2 APLICACIONES FINANCIERAS	**216.760.314**
DISMINUCIÓN DE PASIVOS	216.760.314
Disminución de cuentas y efectos por pagar	7.000.000
Disminución de cuentas y efectos por pagar a corto plazo	7.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	7.000.000
Disminución de otros pasivos	209.760.314
Disminución de provisiones y reservas técnicas	206.760.314
Disminución de provisiones	206.760.314
Disminución de provisiones para beneficios sociales	206.760.314
Disminución de obligaciones de ejercicios anteriores	3.000.000

A0186

Universidad Nacional Experimental del Yaracuy (UNEY)

UNIVERSIDAD NACIONAL EXPERIMENTAL DEL YARACUY (UNEY)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Nacional Experimental del Yaracuy, se proyectará como una Institución científico educativa, moderna y de vanguardia, con capacidad de auto gestión, de reconocido prestigio regional, nacional e internacional por su excelencia académica y compromiso social, en la generación de los conocimientos científico competitivo, transferible a través de la formación integral de profesionales capacitados para interactuar con independencia y asertividad en sociedades globales y con capacidad de llevar adelante los cambios que el país necesita, que contribuyan a elevar la calidad de vida del ser humano, fortaleciendo así sus valores trascendentales y desarrollo integral.

A pesar de haber experimentado un crecimiento natural matricular, no ha dejado de prestar los servicios al estudiante, los cuales continúan creciendo diariamente de una manera más que proporcional al crecimiento de la matrícula. Se cuenta entre las primeras universidades del país, con más altos índices de estudiantes atendidos en comedor y transporte, número de becas en relación con el número total de estudiantes y continuará ejecutando sus proyectos académicos, de investigación, de mejoramiento de los servicios estudiantiles, así como los dirigidos al desarrollo de la creación y gestión social, científica, tecnológica y humanística. Por otra parte, los pregrados que tradicionalmente forman parte de la oferta de la Universidad, Ciencia y Cultura de la Alimentación, Ciencias del Deporte y Diseño Integral. Por último, el pregrado, "Comprensión de Venezuela", dirigido a indagar, analizar y entender nuestra cultura, mediante trabajos libres de investigación, docencia y extensión, profundizado con el convenio con la Casa Nacional de las Letras Andrés Bello.

En tal sentido la Universidad estima:

- Desarrollar programas y proyectos de formación que integren la cultura, la ciencia, y la técnica, vinculándose reflexivamente con las oportunidades y problemas sociales, dando respuestas creativas a las necesidades prácticas de la comunidad.
- Lograr ser un centro abierto a todas las búsquedas creativas del saber, con un sólido arraigo en la cultura del país y en sus tradiciones, que le permita una relación dinámica, pertinente e integral en el Estado Yaracuy y en la región, con capacidad de producir cambios en la educación, rescatando la universalidad de la misma, y de enriquecer y generar nuevos espacios para la conciencia ética ciudadana.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**150.153.701**
INGRESOS CORRIENTES ORDINARIOS	150.153.701
TRANSFERENCIAS CORRIENTES	150.153.701
Transferencias corrientes del sector público	150.153.701
Transferencias corrientes internas recibidas del sector público	150.153.701
De la República	150.153.701
FUENTES FINANCIERAS	**6.845.513**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	6.845.513
Disminución de otros activos financieros	6.845.513
Disminución de disponibilidades	6.845.513
Disminución de bancos	6.845.513
TOTAL RECURSOS	**156.999.214**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	150.925.713
GASTOS DE CONSUMO	131.480.993
Remuneraciones	83.942.227
Sueldos, salarios y otras retribuciones	27.673.292
Beneficios y complementos de sueldos y salarios	12.959.292
Aportes patronales	4.101.995
Prestaciones sociales y otras indemnizaciones	18.635.462
Asistencia socioeconómica	20.572.186
Compra de bienes y servicios	41.805.434
Bienes de consumo	20.791.460
Servicios no personales	21.013.974
Impuestos indirectos	5.733.332
TRANSFERENCIAS Y DONACIONES CORRIENTES	19.444.720
Al sector privado	16.653.839
Transferencias corrientes al sector privado	15.831.258
Directas a personas	11.545.911
Pensiones y otros beneficios asociados	1.423.772
Jubilaciones y otros beneficios asociados	4.182.139
Otras transferencias directas a personas	5.940.000
A instituciones sin fines de lucro	4.285.347
Donaciones corrientes al sector privado	822.581
Donaciones a personas	776.581
Donaciones a instituciones sin fines de lucro	46.000
Al sector público	2.790.881
Transferencias corrientes al sector público	2.790.881
A los entes descentralizados sin fines empresariales para sus gastos	1.356.153
A instituciones de protección social para atender beneficios de la seguridad social	1.434.728

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS DE CAPITAL	**5.398.473**
INVERSIÓN REAL DIRECTA	5.398.473
Formación bruta de capital fijo	5.378.473
Maquinaria, equipos y otros bienes muebles	5.378.473
Bienes intangibles	20.000
APLICACIONES FINANCIERAS	**675.028**
DISMINUCIÓN DE PASIVOS	675.028
Disminución de cuentas y efectos por pagar	675.028
Disminución de cuentas y efectos por pagar a corto plazo	675.028
Disminución de sueldos, salarios y otras remuneraciones por pagar	333.798
Disminución de aportes patronales y retenciones laborales por pagar	100.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	25.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	25.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	25.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	25.000
Disminución de efectos por pagar a proveedores a corto plazo	241.230
TOTAL EGRESOS	**156.999.214**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129646	Formación de estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	1.207					12.650.095				12.650.095
129657	Formación de Estudiantes en Carrera	matrícula	2.142					43.337.849				43.337.849
129847	Formación en postgrado o estudios avanzados	matrícula	70					1.320.561				1.320.561
129923	Investigación, Innovación y Gestión del Conocimiento	investigación	48					1.903.649				1.903.649
130024	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	3.349					25.881.482				25.881.482
130080	Intercambio y Gestión del Conocimiento con la Sociedad	persona	9.247					4.253.309				4.253.309
130081	Desarrollo y Mantenimiento de la Infraestructura	metro cuadrado	17.871					6.682.840				6.682.840
130124	Territorialización y Municipalización de la Educación Universitaria	plan	5					404.531				404.531
130167	Sistema de Recursos para la Formación e Intercambio Académico	usuario	2.978	1.190	1.788			3.354.058				3.354.058
TOTAL								**99.788.374**				**99.788.374**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			22.675.758				22.675.758
02	Gestión Administrativa			22.083.658			6.845.513	28.929.171
03	Previsión y Protección Social			5.605.911				5.605.911
	TOTAL			50.365.327			6.845.513	57.210.840

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**117**	**124**		**241**	**20.366.032**		**20.366.032**
Alto Nivel y de Dirección	1			1	130.324		130.324
Directivo	9	6		15	1.316.908		1.316.908
Profesional y Técnico	28	17		45	3.604.892		3.604.892
Personal Administrativo	3	2		5	304.280		304.280
Personal Docente	59	70		129	13.512.452		13.512.452
Obrero	17	29		46	1.497.176		1.497.176
Personal Fijo a Tiempo Parcial	**4**	**4**		**8**	**307.492**		**307.492**
Personal Docente	4	4		8	307.492		307.492
Personal Contratado	**49**	**39**		**88**	**5.806.768**		**5.806.768**
Directivo	6	3		9	728.816		728.816
Profesional y Técnico	11	12		23	1.708.176		1.708.176
Personal Administrativo	8	1		9	522.484		522.484
Personal Docente	24	22		46	2.817.068		2.817.068
Obrero		1		1	30.224		30.224
TOTAL	170	167		337	26.480.292		26.480.292

PERSONAL JUBILADO Y PENSIONADO (En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**14**	**9**	**23**	**4.182.139**
Empleados	7	1	8	1.393.471
Docentes	7	8	15	2.788.668
Pensionados	**5**	**8**	**13**	**1.423.772**
Empleados	3	3	6	627.354
Docentes	1	1	2	199.358
Obreros	1	4	5	597.060
TOTAL	19	17	36	5.605.911

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	83.942.227
4.02	Materiales, suministros y mercancías	20.791.460
4.03	Servicios no personales	26.747.306
4.04	Activos reales	5.398.473
4.07	Transferencias y donaciones	19.444.720
4.11	Disminución de pasivos	675.028
	TOTAL	**156.999.214**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**150.153.701**
INGRESOS CORRIENTES ORDINARIOS	150.153.701
TRANSFERENCIAS CORRIENTES	150.153.701
Transferencias corrientes del sector público	150.153.701
Transferencias corrientes internas recibidas del sector público	150.153.701
De la República	150.153.701
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	150.153.701
-Ingresos Ordinarios	150.153.701
1.2 GASTOS CORRIENTES	**150.925.713**
GASTOS DE CONSUMO	131.480.993
Remuneraciones	83.942.227
Sueldos, salarios y otras retribuciones	27.673.292
Beneficios y complementos de sueldos y salarios	12.959.292
Aportes patronales	4.101.995
Prestaciones sociales y otras indemnizaciones	18.635.462
Asistencia socioeconómica	20.572.186
Compra de bienes y servicios	41.805.434
Bienes de consumo	20.791.460
Servicios no personales	21.013.974
Impuestos indirectos	5.733.332
TRANSFERENCIAS Y DONACIONES CORRIENTES	19.444.720
Al sector privado	16.653.839
Transferencias corrientes al sector privado	15.831.258
Directas a personas	11.545.911
Pensiones y otros beneficios asociados	1.423.772
Jubilaciones y otros beneficios asociados	4.182.139
Otras transferencias directas a personas	5.940.000
A instituciones sin fines de lucro	4.285.347
Donaciones corrientes al sector privado	822.581
Donaciones a personas	776.581
Donaciones a instituciones sin fines de lucro	46.000
Al sector público	2.790.881
Transferencias corrientes al sector público	2.790.881
A los entes descentralizados sin fines empresariales para sus gastos	1.356.153
A instituciones de protección social para atender beneficios de la seguridad social	1.434.728
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(772.012)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(772.012)**
RECURSOS PROPIOS DE CAPITAL	(772.012)
Desahorro en cuenta corriente	(772.012)
2.2 GASTOS DE CAPITAL	**5.398.473**
INVERSIÓN REAL DIRECTA	5.398.473
Formación bruta de capital fijo	5.378.473
Maquinaria, equipos y otros bienes muebles	5.378.473
Bienes intangibles	20.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(6.170.485)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**6.845.513**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	6.845.513
Disminución de otros activos financieros	6.845.513
Disminución de disponibilidades	6.845.513
Disminución de bancos	6.845.513
3.2 APLICACIONES FINANCIERAS	**6.845.513**
DISMINUCIÓN DE PASIVOS	675.028
Disminución de cuentas y efectos por pagar	675.028
Disminución de cuentas y efectos por pagar a corto plazo	675.028
Disminución de sueldos, salarios y otras remuneraciones por pagar	333.798
Disminución de aportes patronales y retenciones laborales por pagar	100.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	25.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	25.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	25.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	25.000
Disminución de efectos por pagar a proveedores a corto plazo	241.230
DÉFICIT FINANCIERO	6.170.485

A0191

Observatorio Nacional de Ciencia, Tecnología e Innovación (ONCTI)

OBSERVATORIO NACIONAL DE CIENCIA, TECNOLOGÍA E INNOVACIÓN (ONCTI)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Su objetivo consiste en surtir de información confiable y autorizada en temas relativos a la ciencia, la tecnología y la innovación con impacto directo en el desarrollo económico - social de la Nación. Para contribuir a las organizaciones públicas y privadas que conforman el Sistema Nacional de Ciencia, Tecnología e Innovación a decidir sobre esta materia.

Con este fin la gestión del Observatorio Nacional de Ciencia, Tecnología e Innovación para el presente ejercicio económico financiero, estará orientado a obtener, coordinar, articular y producir información de manera confiable, en ciencia, tecnología e innovación en el territorio Nacional, con fines comparativos de interrelación y participación del Sector Público. según lo expresado en las "Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación, 2013-2019.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**26.355.857**
INGRESOS CORRIENTES ORDINARIOS	26.355.857
TRANSFERENCIAS CORRIENTES	26.355.857
Transferencias corrientes del sector público	26.355.857
Transferencias corrientes internas recibidas del sector público	26.355.857
De la República	26.355.857
INGRESOS DE CAPITAL	**1.441.113**
RECURSOS PROPIOS DE CAPITAL	1.441.113
Incremento de la depreciación y amortización acumuladas	1.441.113
FUENTES FINANCIERAS	**4.075.486**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.075.486
Disminución de otros activos financieros	4.075.486
Disminución de disponibilidades	4.075.486
Disminución de caja	4.075.486
TOTAL RECURSOS	**31.872.456**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**30.140.285**
GASTOS DE CONSUMO	29.858.285
Remuneraciones	20.238.686
Sueldos, salarios y otras retribuciones	8.217.438
Beneficios y complementos de sueldos y salarios	4.560.384
Aportes patronales	927.782
Prestaciones sociales y otras indemnizaciones	1.451.056
Asistencia socioeconómica	5.057.026
Otros gastos de personal	25.000
Compra de bienes y servicios	7.521.450
Bienes de consumo	3.390.480
Servicios no personales	4.130.970
Impuestos indirectos	657.036
Depreciación y amortización	1.441.113
TRANSFERENCIAS Y DONACIONES CORRIENTES	282.000
Al sector privado	282.000
Transferencias corrientes al sector privado	282.000
Directas a personas	282.000
Jubilaciones y otros beneficios asociados	282.000
GASTOS DE CAPITAL	**1.732.171**
INVERSIÓN REAL DIRECTA	1.732.171
Formación bruta de capital fijo	1.632.171
Maquinaria, equipos y otros bienes muebles	1.632.171
Bienes intangibles	100.000
TOTAL EGRESOS	**31.872.456**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
127326	Generación y actualización de Indicadores de Ciencia, Tecnología e Innovación.	sistema	1					5.482.018			2.445.292	7.927.310
127352	Articulación de los actores del Sistema Nacional de Ciencia, Tecnología e Innovación (SNCTI).	sistema	1					3.162.704			1.630.194	4.792.898
TOTAL								8.644.722			4.075.486	12.720.208

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			12.139.964				12.139.964
02	Gestión Administrativa	1.441.113		5.289.171				6.730.284
03	Previsión y Protección Social			282.000				282.000
TOTAL		1.441.113		17.711.135				19.152.248

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	32	32		64	1.491.228		1.491.228
Alto Nivel y de Dirección		1		1	55.172		55.172
Directivo	4	8		12	273.534		273.534
Profesional y Técnico	19	14		33	752.220		752.220
Personal Administrativo	9	9		18	410.302		410.302
Personal Contratado	24	17		41	4.253.358		4.253.358
Profesional y Técnico	20	14		34	3.527.175		3.527.175
Personal Administrativo	4	3		7	726.183		726.183
TOTAL	56	49		105	5.744.586		5.744.586

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	2		2	282.000
Empleados	2		2	282.000
TOTAL	2		2	282.000

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	20.238.686
4.02	Materiales, suministros y mercancías	3.390.480
4.03	Servicios no personales	4.788.006
4.04	Activos reales	1.732.171
4.07	Transferencias y donaciones	282.000
4.08	Otros gastos	1.441.113
	TOTAL	31.872.456

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**26.355.857**
INGRESOS CORRIENTES ORDINARIOS	26.355.857
TRANSFERENCIAS CORRIENTES	26.355.857
Transferencias corrientes del sector público	26.355.857
Transferencias corrientes internas recibidas del sector público	26.355.857
De la República	26.355.857
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	26.355.857
-Ingresos Ordinarios	26.355.857
1.2 GASTOS CORRIENTES	**30.140.285**
GASTOS DE CONSUMO	29.858.285
Remuneraciones	20.238.686
Sueldos, salarios y otras retribuciones	8.217.438
Beneficios y complementos de sueldos y salarios	4.560.384
Aportes patronales	927.782
Prestaciones sociales y otras indemnizaciones	1.451.056
Asistencia socioeconómica	5.057.026
Otros gastos de personal	25.000
Compra de bienes y servicios	7.521.450
Bienes de consumo	3.390.480
Servicios no personales	4.130.970
Impuestos indirectos	657.036
Depreciación y amortización	1.441.113
TRANSFERENCIAS Y DONACIONES CORRIENTES	282.000
Al sector privado	282.000
Transferencias corrientes al sector privado	282.000
Directas a personas	282.000
Jubilaciones y otros beneficios asociados	282.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(3.784.428)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(2.343.315)**
RECURSOS PROPIOS DE CAPITAL	(2.343.315)
Desahorro en cuenta corriente	(3.784.428)
Incremento de la depreciación y amortización acumuladas	1.441.113
2.2 GASTOS DE CAPITAL	**1.732.171**
INVERSIÓN REAL DIRECTA	1.732.171
Formación bruta de capital fijo	1.632.171
Maquinaria, equipos y otros bienes muebles	1.632.171
Bienes intangibles	100.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(4.075.486)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**4.075.486**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.075.486
Disminución de otros activos financieros	4.075.486
Disminución de disponibilidades	4.075.486
Disminución de caja	4.075.486
3.2 APLICACIONES FINANCIERAS	**4.075.486**
DÉFICIT FINANCIERO	4.075.486

A0196

Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)

UNIVERSIDAD NACIONAL EXPERIMENTAL POLITÉCNICA DE LA FUERZA ARMADA NACIONAL (UNEFA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional tiene como Misión, orientar y estimular la educación ejerciendo una función rectora basada en la ciencia, la cultura y la sociedad, que guíe los pasos hacia la universalidad del conocimiento y la ejecución de innovaciones tecnológicas e industriales, aportando al proceso de enseñanza aprendizaje una forma sólida e integral del recurso humano que necesita la Nación para su crecimiento y desarrollo.

Así mismo, tiene como visión ser una Institución de Educación Universitaria, con una estructura dinámica proyectada al ensayo de nuevas orientaciones en los sistemas de enseñanza, de investigación, de extensión y de administración educativa, caracterizada por su excelencia académica, sustentada en la búsqueda de la verdad y en el afianzamiento de los valores supremos del ser humano, en función de una sociedad democrática y del desarrollo soberano y autónomo del país.

En la actualidad se imparten las carreras largas en el área de la ingeniería, en las especialidades de: Ingeniería Aeronáutica, Eléctrica, Electrónica, Mecánica, Naval, Civil, Sistemas, Agrónoma, Agroindustrial, Petróleo, Petroquímica, Telecomunicaciones, Gas y Azúcar; así como también Licenciaturas en: Administración y Gestión Municipal, Administración de Desastres, Economía Social, Contaduría Pública, Turismo y Educación Integral.

Igualmente carreras cortas de Técnicos Superiores Universitarios en: Análisis y Diseño de Sistemas, Comunicaciones y Electrónica, Mecánica Dental, Enfermería, Hotelería, Turismo, Agronomía, Hidrocarburos y Optometría Integral.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**3.646.118.873**
INGRESOS CORRIENTES ORDINARIOS	3.646.118.873
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	51.448.528
Venta de otros bienes y servicios	51.448.528
TRANSFERENCIAS CORRIENTES	3.594.670.345
Transferencias corrientes del sector público	3.594.670.345
Transferencias corrientes internas recibidas del sector público	3.594.670.345
De la República	3.594.670.345
INGRESOS DE CAPITAL	**23.640.000**
RECURSOS PROPIOS DE CAPITAL	23.640.000
Incremento de la depreciación y amortización acumuladas	23.640.000
TOTAL RECURSOS	**3.669.758.873**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**3.494.060.001**
GASTOS DE CONSUMO	3.377.123.526
Remuneraciones	2.427.300.630
Sueldos, salarios y otras retribuciones	1.130.932.358
Beneficios y complementos de sueldos y salarios	701.998.124
Aportes patronales	125.701.774
Prestaciones sociales y otras indemnizaciones	221.716.365
Asistencia socioeconómica	246.952.009
Compra de bienes y servicios	805.646.180
Bienes de consumo	371.628.424
Servicios no personales	434.017.756
Impuestos indirectos	120.536.716
Depreciación y amortización	23.640.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	88.945.531
Al sector privado	63.678.017
Transferencias corrientes al sector privado	63.678.017
Directas a personas	63.678.017
Pensiones y otros beneficios asociados	1.146.823
Jubilaciones y otros beneficios asociados	8.935.294
Otras transferencias directas a personas	53.595.900
Al sector público	25.267.514
Transferencias corrientes al sector público	25.267.514
A los entes descentralizados sin fines empresariales para sus gastos	25.267.514
OTROS GASTOS CORRIENTES	27.990.944
Otros gastos corrientes	27.990.944
Bienes y servicios para la venta	27.990.944
GASTOS DE CAPITAL	**175.698.872**
INVERSIÓN REAL DIRECTA	175.698.872
Formación bruta de capital fijo	173.559.814
Maquinaria, equipos y otros bienes muebles	155.141.841
Construcciones de bienes de dominio privado	18.417.973
Bienes intangibles	2.139.058
TOTAL EGRESOS	**3.669.758.873**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
						Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
				Fem.	Masc.		Proyectos por Endeudamiento	Otras				
128959	Desarrollo y Mantenimiento de la Infraestructura	metro cuadrado	2.102					172.028.157				172.028.157
128961	Formación en Postgrado o Estudios Avanzados	matrícula	14.384			47.290.140		203.626.478				250.916.618
129013	Investigación, Innovación y Gestión del Conocimiento	investigación	2					15.605.937				15.605.937
129022	Territorialización y Municipalización de la Educación Universitaria	plan	1					5.941.067				5.941.067
129027	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	103.169					179.185.309				179.185.309
129051	Formación de Estudiantes en los Programas Nacionales de Formación	matrícula	7.348					26.271.337				26.271.337
129056	Intercambio y Gestión del Conocimiento con la Sociedad	persona	178.595			4.158.388		197.212.767				201.371.155
129078	Formación de estudiantes en carreras	matrícula	140.672					1.373.586.612				1.373.586.612
129102	Sistema de recursos para la formación e intercambio académico	usuario	33.141	146.590	97.727			19.231.396				19.231.396
TOTAL						51.448.528		2.192.689.080				2.244.137.588

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			741.009.422				741.009.422
02	Gestión Administrativa	23.640.000		650.889.746				674.529.746
03	Previsión y Protección Social			10.082.117				10.082.117
	TOTAL	23.640.000		1.401.981.285				1.425.621.285

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**2.649**	**1.767**		**4.416**	**589.063.702**		**589.063.702**
Alto Nivel y de Dirección		1		1	322.008		322.008
Profesional y Técnico	1.226	817		2.043	295.906.856		295.906.856
Personal Administrativo	224	149		373	55.831.482		55.831.482
Personal Docente	835	557		1.392	206.576.484		206.576.484
Obrero	364	243		607	30.426.872		30.426.872
Personal Fijo a Tiempo Parcial	**7.042**	**4.694**		**11.736**	**504.564.040**		**504.564.040**
Personal Docente	7.042	4.694		11.736	504.564.040		504.564.040
Personal Contratado	**306**	**204**		**510**	**22.697.620**		**22.697.620**
Personal Docente	306	204		510	22.697.620		22.697.620
TOTAL	**9.997**	**6.665**		**16.662**	**1.116.325.362**		**1.116.325.362**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**91**	**59**	**150**	**8.935.294**
Empleados	49	32	81	4.825.058
Docentes	22	14	36	2.144.471
Obreros	20	13	33	1.965.765
Pensionados	**5**	**3**	**8**	**1.146.823**
Empleados	1		1	149.086
Docentes	1	1	2	286.707
Obreros	3	2	5	711.030
TOTAL	**96**	**62**	**158**	**10.082.117**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	2.427.300.630
4.02	Materiales, suministros y mercancías	399.619.368
4.03	Servicios no personales	554.554.472
4.04	Activos reales	175.698.872
4.07	Transferencias y donaciones	88.945.531
4.08	Otros gastos	23.640.000
	TOTAL	**3.669.758.873**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.646.118.873**
INGRESOS CORRIENTES ORDINARIOS	3.646.118.873
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	51.448.528
Venta de otros bienes y servicios	51.448.528
TRANSFERENCIAS CORRIENTES	3.594.670.345
Transferencias corrientes del sector público	3.594.670.345
Transferencias corrientes internas recibidas del sector público	3.594.670.345
De la República	3.594.670.345
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	3.369.001.753
-Ingresos Ordinarios	3.369.001.753
Ministerio del Poder Popular para la Defensa	225.668.592
-Ingresos Ordinarios	225.668.592
1.2 GASTOS CORRIENTES	**3.494.060.001**
GASTOS DE CONSUMO	3.377.123.526
Remuneraciones	2.427.300.630
Sueldos, salarios y otras retribuciones	1.130.932.358
Beneficios y complementos de sueldos y salarios	701.998.124
Aportes patronales	125.701.774
Prestaciones sociales y otras indemnizaciones	221.716.365
Asistencia socioeconómica	246.952.009
Compra de bienes y servicios	805.646.180
Bienes de consumo	371.628.424
Servicios no personales	434.017.756
Impuestos indirectos	120.536.716
Depreciación y amortización	23.640.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	88.945.531
Al sector privado	63.678.017
Transferencias corrientes al sector privado	63.678.017
Directas a personas	63.678.017
Pensiones y otros beneficios asociados	1.146.823
Jubilaciones y otros beneficios asociados	8.935.294
Otras transferencias directas a personas	53.595.900
Al sector público	25.267.514
Transferencias corrientes al sector público	25.267.514
A los entes descentralizados sin fines empresariales para sus gastos	25.267.514

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
OTROS GASTOS CORRIENTES	27.990.944
Otros gastos corrientes	27.990.944
Bienes y servicios para la venta	27.990.944
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**152.058.872**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**175.698.872**
RECURSOS PROPIOS DE CAPITAL	175.698.872
Ahorro en cuenta corriente	152.058.872
Incremento de la depreciación y amortización acumuladas	23.640.000
2.2 GASTOS DE CAPITAL	**175.698.872**
INVERSIÓN REAL DIRECTA	175.698.872
Formación bruta de capital fijo	173.559.814
Maquinaria, equipos y otros bienes muebles	155.141.841
Construcciones de bienes de dominio privado	18.417.973
Bienes intangibles	2.139.058
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0208

Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm" (UNESUR)

UNIVERSIDAD NACIONAL EXPERIMENTAL SUR DEL LAGO "JESÚS MARÍA SEMPRÚM" (UNESUR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm", desarrolla proyectos y actividades en la docencia, investigación y extensión, siendo llamada a contribuir con el gran propósito de transformación social nacional dirigido por el Ministerio del Poder Popular para la Educación Universitaria. Es nuestra responsabilidad apoyar nuestra sociedad en la formación de profesionales que participen en la producción de conocimiento y soluciones que garanticen el bienestar social y que despierten su sensibilidad con los problemas de la universidad y la sociedad venezolana. Además de ayudar a capacitar a las comunidades para la construcción de redes regionales de cooperación, con espacios para el diálogo y estrategias, que contribuye en crear una cultura de cooperación solidaria, articulando recursos y proyectos que puedan fortalecer el desarrollo nacional, regional y local no dependiente de una economía petrolera y por el contrario, generar riquezas con un alto valor social, productivo e innovador.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	391.038.121
INGRESOS CORRIENTES ORDINARIOS	391.038.121
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.370.000
Venta de otros bienes y servicios	1.370.000
INGRESOS DE LA PROPIEDAD	62.000
Intereses	12.000
Intereses internos	12.000
Intereses por depósitos	12.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	50.000
Alquileres	50.000
TRANSFERENCIAS CORRIENTES	389.583.121
Transferencias corrientes del sector público	389.583.121
Transferencias corrientes internas recibidas del sector público	389.583.121
De la República	389.583.121
OTROS INGRESOS	23.000
Otros ingresos ordinarios	23.000
TOTAL RECURSOS	391.038.121

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**386.976.713**
GASTOS DE CONSUMO	356.776.620
Remuneraciones	254.814.227
Sueldos, salarios y otras retribuciones	89.391.576
Beneficios y complementos de sueldos y salarios	68.854.371
Aportes patronales	8.803.200
Prestaciones sociales y otras indemnizaciones	36.444.150
Asistencia socioeconómica	50.634.730
Otros gastos de personal	686.200
Compra de bienes y servicios	94.565.967
Bienes de consumo	27.183.306
Servicios no personales	67.382.661
Impuestos indirectos	7.396.426
TRANSFERENCIAS Y DONACIONES CORRIENTES	30.200.093
Al sector privado	27.422.224
Transferencias corrientes al sector privado	27.422.224
Directas a personas	25.000.388
Pensiones y otros beneficios asociados	231.080
Jubilaciones y otros beneficios asociados	5.398.808
Otras transferencias directas a personas	19.370.500
A instituciones sin fines de lucro	2.011.806
Otras transferencias corrientes internas al sector privado	410.030
Al sector público	2.777.869
Transferencias corrientes al sector público	2.777.869
A los entes descentralizados sin fines empresariales para sus gastos	2.777.869
GASTOS DE CAPITAL	**4.061.408**
INVERSIÓN REAL DIRECTA	4.061.408
Formación bruta de capital fijo	4.020.493
Maquinaria, equipos y otros bienes muebles	4.020.493
Bienes intangibles	40.915
TOTAL EGRESOS	**391.038.121**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
129718	Sistema de recursos para la Formación e Intercambio Académico	usuario	9.000	5.500	3.500	1.020.000		21.839.021				22.859.021
129723	Formación de estudiantes en carreras	matrícula	9.000					121.079.194				121.079.194
129726	Formación de estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	1.560					22.079.371				22.079.371
129727	Desarrollo y Mantenimiento de la Infraestructura	metro cuadrado	205.420					64.866.282				64.866.282
129730	Intercambio y Gestión del Conocimiento con la Sociedad	persona	652					10.182.742				10.182.742
129743	Investigación, innovación y gestión del conocimiento	investigación	300					4.267.707				4.267.707
129745	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	9.000					83.470.516				83.470.516
129746	Formación en Postgrado o Estudios Avanzados	matrícula	610			350.000		1.175.616				1.525.616
129988	Territorialización y municipalización de la educación universitaria	plan	20					1.192.824				1.192.824
TOTAL						1.370.000		330.153.273				331.523.273

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			40.121.920				40.121.920
02	Gestión Administrativa	85.000		13.678.040				13.763.040
03	Previsión y Protección Social			5.629.888				5.629.888
	TOTAL	85.000		59.429.848				59.514.848

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**295**	**366**		**661**	**52.925.005**		**52.925.005**
Profesional y Técnico	152	91		243	18.790.265		18.790.265
Personal Administrativo	29	12		41	2.365.794		2.365.794
Personal Docente	67	114		181	20.605.483		20.605.483
Obrero	47	149		196	11.163.463		11.163.463
Personal Contratado	**325**	**229**		**554**	**36.466.571**		**36.466.571**
Personal Administrativo	10	1		11	837.468		837.468
Personal Docente	315	228		543	35.629.103		35.629.103
TOTAL	**620**	**595**		**1.215**	**89.391.576**		**89.391.576**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**15**	**20**	**35**	**5.398.808**
Empleados	12	4	16	2.584.232
Docentes	3	5	8	1.500.752
Obreros		11	11	1.313.824
Pensionados	**1**	**1**	**2**	**231.080**
Docentes	1		1	141.066
Obreros		1	1	90.014
TOTAL	**16**	**21**	**37**	**5.629.888**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	254.814.227
4.02	Materiales, suministros y mercancías	27.183.306
4.03	Servicios no personales	74.779.087
4.04	Activos reales	4.061.408
4.07	Transferencias y donaciones	30.200.093
	TOTAL	**391.038.121**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	391.038.121
INGRESOS CORRIENTES ORDINARIOS	391.038.121
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.370.000
Venta de otros bienes y servicios	1.370.000
INGRESOS DE LA PROPIEDAD	62.000
Intereses	12.000
Intereses internos	12.000
Intereses por depósitos	12.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	50.000
Alquileres	50.000
TRANSFERENCIAS CORRIENTES	389.583.121
Transferencias corrientes del sector público	389.583.121
Transferencias corrientes internas recibidas del sector público	389.583.121
De la República	389.583.121
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	389.583.121
Ingresos Ordinarios	389.583.121
OTROS INGRESOS	23.000
Otros ingresos ordinarios	23.000
1.2 GASTOS CORRIENTES	386.976.713
GASTOS DE CONSUMO	356.776.620
Remuneraciones	254.814.227
Sueldos, salarios y otras retribuciones	89.391.576
Beneficios y complementos de sueldos y salarios	68.854.371
Aportes patronales	8.803.200
Prestaciones sociales y otras indemnizaciones	36.444.150
Asistencia socioeconómica	50.634.730
Otros gastos de personal	686.200
Compra de bienes y servicios	94.565.967
Bienes de consumo	27.183.306
Servicios no personales	67.382.661
Impuestos indirectos	7.396.426

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
TRANSFERENCIAS Y DONACIONES CORRIENTES	30.200.093
Al sector privado	27.422.224
Transferencias corrientes al sector privado	27.422.224
Directas a personas	25.000.388
Pensiones y otros beneficios asociados	231.080
Jubilaciones y otros beneficios asociados	5.398.808
Otras transferencias directas a personas	19.370.500
A instituciones sin fines de lucro	2.011.806
Otras transferencias corrientes internas al sector privado	410.030
Al sector público	2.777.869
Transferencias corrientes al sector público	2.777.869
A los entes descentralizados sin fines empresariales para sus gastos	2.777.869
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**4.061.408**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**4.061.408**
RECURSOS PROPIOS DE CAPITAL	4.061.408
Ahorro en cuenta corriente	4.061.408
2.2 GASTOS DE CAPITAL	**4.061.408**
INVERSIÓN REAL DIRECTA	4.061.408
Formación bruta de capital fijo	4.020.493
Maquinaria, equipos y otros bienes muebles	4.020.493
Bienes intangibles	40.915
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0209

Centro Nacional de Tecnologías de Información (CNTI)

CENTRO NACIONAL DE TECNOLOGÍAS DE INFORMACIÓN (CNTI)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Centro Nacional de Tecnologías de Información (Cnti) tiene como misión potenciar los esfuerzos en materia de Tecnologías de Información, que se desarrollen en el sector Gobierno y en las comunidades organizadas, con el fin de contribuir a la eficiencia y efectividad del Estado, así como impulsar el desarrollo y fortalecimiento de la capacidad nacional del sector de las Tecnologías de Información (TI) y sus objetivos generales son:

- Contribuir a la implantación de Tecnologías de Información Libres en el Gobierno Nacional para el fomento y consolidación de la soberanía de la Nación.
- Implantar y articular plataformas y servicios en tecnologías de información libres para agilizar los procesos de servicios públicos en beneficio de las comunidades dentro del marco de eficiencia, eficacia y transparencia.
- Contribuir con el desarrollo de las comunidades organizadas respecto a su educación y formación, haciendo uso efectivo de las Tecnologías de Información.
- Impulsar al Cnti hacia un tipo de organización ágil, eficiente, dinámica y con una alta capacidad de respuesta a las necesidades de la sociedad y del Estado en materia de Tecnologías de Información.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**147.684.895**
INGRESOS CORRIENTES ORDINARIOS	147.684.895
TRANSFERENCIAS CORRIENTES	94.524.895
Transferencias corrientes del sector público	94.524.895
Transferencias corrientes internas recibidas del sector público	94.524.895
De la República	94.524.895
OTROS INGRESOS	53.160.000
Otros ingresos ordinarios	53.160.000
FUENTES FINANCIERAS	**10.536.722**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	10.536.722
Disminución de otros activos financieros	10.536.722
Disminución de disponibilidades	10.536.722
Disminución de bancos	10.536.722
TOTAL RECURSOS	**158.221.617**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	156.644.773
GASTOS DE CONSUMO	155.397.958
Remuneraciones	77.139.471
Sueldos, salarios y otras retribuciones	25.790.152
Beneficios y complementos de sueldos y salarios	10.823.217
Aportes patronales	2.483.966
Prestaciones sociales y otras indemnizaciones	12.726.049
Asistencia socioeconómica	25.316.087
Compra de bienes y servicios	69.801.869
Bienes de consumo	2.027.790
Servicios no personales	67.774.079
Impuestos indirectos	8.456.618
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.246.815
Al sector privado	1.246.815
Transferencias corrientes al sector privado	1.246.815
Directas a personas	1.246.815
Pensiones y otros beneficios asociados	450.384
Jubilaciones y otros beneficios asociados	796.431
APLICACIONES FINANCIERAS	1.576.844
DISMINUCIÓN DE PASIVOS	1.576.844
Disminución de cuentas y efectos por pagar	1.576.844
Disminución de cuentas y efectos por pagar a corto plazo	1.576.844
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.576.844
TOTAL EGRESOS	158.221.617

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
127246	Impulso en la adopción de la Solución Integral para la Automatización de Trámites, mediante la Plataforma de Interoperabilidad para mejorar la gestión pública y eficiencia del Estado en el marco de la Ley de Infogobierno.	institución	114								1.807.792	1.807.792
127251	Implementación de un nuevo modelo de producción de la Plataforma Canaima ajustado a las necesidades de los usuarios, que contribuya con la calidad de la educación y la gestión eficiente del Poder Público.	plataforma	1								5.161.208	5.161.208
127255	Optimización de programas informáticos de uso común en Software Libre que automaticen los procesos internos y mejoren la gestión del Poder Público contribuyendo a la eficiencia del Estado venezolano; Software Público Fase II.	software	8								1.990.878	1.990.878
127259	Impulso del intercambio de conocimiento, investigación, desarrollo e innovación en el país, a través de los servicios de tecnología de información provistos por la Red Académica Nacional REACCIUN.	institución	20			53.160.000						53.160.000
	TOTAL					53.160.000					8.959.878	62.119.878

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	Transferencias y Donaciones - De la República - Proyectos por Endeudamiento	Transferencias y Donaciones - De la República - Otras	Transferencias y Donaciones - De los Entes Descentralizados	Transferencias y Donaciones - Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			73.929.983				73.929.983
02	Gestión Administrativa			19.348.097			1.576.844	20.924.941
03	Previsión y Protección Social			1.246.815				1.246.815
	TOTAL			94.524.895			1.576.844	96.101.739

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	128	138		266	11.837.790	5.437.366	17.275.156
Alto Nivel y de Dirección		1		1	3.381.446	1.192.048	4.573.494
Directivo	22	24		46	1.554.241	792.428	2.346.669
Profesional y Técnico	93	99		192	5.642.064	2.876.598	8.518.662
Personal Administrativo	9	4		13	844.259	430.444	1.274.703
Obrero	4	10		14	415.780	145.848	561.628
Personal Contratado	4	4		8	2.189.944		2.189.944
Profesional y Técnico	4	4		8	2.189.944		2.189.944
TOTAL	132	142		274	14.027.734	5.437.366	19.465.100

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	4	3	7	796.431
Empleados	4	3	7	796.431
Pensionados	2	2	4	450.384
Empleados	2	2	4	450.384
TOTAL	6	5	11	1.246.815

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	77.139.471
4.02	Materiales, suministros y mercancías	2.027.790
4.03	Servicios no personales	76.230.697
4.07	Transferencias y donaciones	1.246.815
4.11	Disminución de pasivos	1.576.844
	TOTAL	158.221.617

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**147.684.895**
INGRESOS CORRIENTES ORDINARIOS	147.684.895
TRANSFERENCIAS CORRIENTES	94.524.895
Transferencias corrientes del sector público	94.524.895
Transferencias corrientes internas recibidas del sector público	94.524.895
De la República	94.524.895
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	94.524.895
-Ingresos Ordinarios	94.524.895
OTROS INGRESOS	53.160.000
Otros ingresos ordinarios	53.160.000
1.2 GASTOS CORRIENTES	**156.644.773**
GASTOS DE CONSUMO	155.397.958
Remuneraciones	77.139.471
Sueldos, salarios y otras retribuciones	25.790.152
Beneficios y complementos de sueldos y salarios	10.823.217
Aportes patronales	2.483.966
Prestaciones sociales y otras indemnizaciones	12.726.049
Asistencia socioeconómica	25.316.087
Compra de bienes y servicios	69.801.869
Bienes de consumo	2.027.790
Servicios no personales	67.774.079
Impuestos indirectos	8.456.618
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.246.815
Al sector privado	1.246.815
Transferencias corrientes al sector privado	1.246.815
Directas a personas	1.246.815
Pensiones y otros beneficios asociados	450.384
Jubilaciones y otros beneficios asociados	796.431
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(8.959.878)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(8.959.878)**
RECURSOS PROPIOS DE CAPITAL	(8.959.878)
Desahorro en cuenta corriente	(8.959.878)
2.2 GASTOS DE CAPITAL	
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(8.959.878)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**10.536.722**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	10.536.722
Disminución de otros activos financieros	10.536.722
Disminución de disponibilidades	10.536.722
Disminución de bancos	10.536.722
3.2 APLICACIONES FINANCIERAS	**10.536.722**
DISMINUCIÓN DE PASIVOS	1.576.844
Disminución de cuentas y efectos por pagar	1.576.844
Disminución de cuentas y efectos por pagar a corto plazo	1.576.844
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.576.844
DÉFICIT FINANCIERO	8.959.878

A0226

Academia de Ciencias Agrícolas de Venezuela (ACAV)

ACADEMIA DE CIENCIAS AGRÍCOLAS DE VENEZUELA (ACAV)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Academia de Ciencias Agrícolas para el presente ejercicio económico financiero continuará gestionando y ejecutando los procesos de formación, investigación, innovación y prestación de servicios especializados en el sistema agroalimentario nacional, a los fines de dinamizar la producción agrícola y fortalecimiento tecnológico, para garantizar la soberanía agroalimentaria conforme lo establecido en el Plan Nacional Ciencia Tecnología e Innovación.

En este sentido la institución busca incrementar la participación y capacidades técnicas de los productores, instituciones y organizaciones socio productivas en el manejo de alternativas tecnológicas sustentables, para el aprovechamiento integral de los recursos, para lo cual dispone del proyecto de desarrollo integral socio productivo de las cuencas Masparro, Bocono, Tucupido y el proyecto consolidación de la plataforma socio tecnológica del observatorio nacional de formación, investigación e innovación del sector agrícola.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**35.309.100**
INGRESOS CORRIENTES ORDINARIOS	35.309.100
TRANSFERENCIAS CORRIENTES	35.309.100
Transferencias corrientes del sector público	35.309.100
Transferencias corrientes internas recibidas del sector público	35.309.100
De la República	29.288.710
De los entes descentralizados sin fines empresariales	6.020.390
FUENTES FINANCIERAS	**2.195.149**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.195.149
Disminución de otros activos financieros	2.195.149
Disminución de disponibilidades	2.195.149
Disminución de bancos	2.195.149
TOTAL RECURSOS	**37.504.249**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**36.739.268**
GASTOS DE CONSUMO	36.739.268
Remuneraciones	23.312.236
Sueldos, salarios y otras retribuciones	7.680.342
Beneficios y complementos de sueldos y salarios	7.160.721
Aportes patronales	1.879.350
Prestaciones sociales y otras indemnizaciones	1.034.238
Asistencia socioeconómica	5.557.585
Compra de bienes y servicios	11.896.712
Bienes de consumo	4.613.675
Servicios no personales	7.283.037
Impuestos indirectos	1.530.320
GASTOS DE CAPITAL	**419.609**
INVERSIÓN REAL DIRECTA	419.609
Formación bruta de capital fijo	419.609
Maquinaria, equipos y otros bienes muebles	419.609
APLICACIONES FINANCIERAS	**345.372**
DISMINUCIÓN DE PASIVOS	345.372
Disminución de cuentas y efectos por pagar	345.372
Disminución de cuentas y efectos por pagar a corto plazo	345.372
Disminución cuentas por pagar a proveedores a corto plazo	345.372
TOTAL EGRESOS	**37.504.249**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127272	Programa integral de mejoramiento y manejo de pastizales y forrajes para el desarrollo ganadero en el ámbito nacional. (Fase II y III)	hectárea	400						6.020.390			6.020.390
127288	Producción hortícola con enfoque agroecológico en casas de cultivo a cielo abierto en el eje Agroecológico Llano Alto	kilogramo	10.000					915.571			506.112	1.421.683
127491	Formación agrícola para el impulso de la soberanía agroalimentaria de comunidades, instituciones educativas y organizaciones sociales en el Eje Agroecológico Llano Alto	comunidad	5					991.209			788.193	1.779.402
TOTAL								1.906.780	6.020.390		1.294.305	9.221.475

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			21.553.871				21.553.871
02	Gestión Administrativa			5.828.059			900.844	6.728.903
TOTAL				27.381.930			900.844	28.282.774

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**9**	**3**		**12**	**1.151.056**		**1.151.056**
Alto Nivel y de Dirección	1			1	106.186		106.186
Directivo	8	3		11	1.044.870		1.044.870
Personal Contratado	**34**	**47**		**81**	**5.107.831**		**5.107.831**
Profesional y Técnico	6	12		18	1.277.284		1.277.284
Personal Administrativo	19	7		26	1.844.966		1.844.966
Obrero	9	28		37	1.985.581		1.985.581
TOTAL	43	50		93	6.258.887		6.258.887

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	23.312.236
4.02	Materiales, suministros y mercancías	4.613.675
4.03	Servicios no personales	8.813.357
4.04	Activos reales	419.609
4.11	Disminución de pasivos	345.372
	TOTAL	37.504.249

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**35.309.100**
INGRESOS CORRIENTES ORDINARIOS	35.309.100
TRANSFERENCIAS CORRIENTES	35.309.100
Transferencias corrientes del sector público	35.309.100
Transferencias corrientes internas recibidas del sector público	35.309.100
De la República	29.288.710
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	29.288.710
Ingresos Ordinarios	29.288.710
De los entes descentralizados sin fines empresariales	6.020.390
1.2 GASTOS CORRIENTES	**36.739.268**
GASTOS DE CONSUMO	36.739.268
Remuneraciones	23.312.236
Sueldos, salarios y otras retribuciones	7.680.342
Beneficios y complementos de sueldos y salarios	7.160.721
Aportes patronales	1.879.350
Prestaciones sociales y otras indemnizaciones	1.034.238
Asistencia socioeconómica	5.557.585
Compra de bienes y servicios	11.896.712
Bienes de consumo	4.613.675
Servicios no personales	7.283.037
Impuestos indirectos	1.530.320
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.430.168)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.430.168)**
RECURSOS PROPIOS DE CAPITAL	(1.430.168)
Desahorro en cuenta corriente	(1.430.168)
2.2 GASTOS DE CAPITAL	**419.609**
INVERSIÓN REAL DIRECTA	419.609
Formación bruta de capital fijo	419.609
Maquinaria, equipos y otros bienes muebles	419.609
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(1.849.777)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**2.195.149**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.195.149
Disminución de otros activos financieros	2.195.149
Disminución de disponibilidades	2.195.149
Disminución de bancos	2.195.149
3.2 APLICACIONES FINANCIERAS	**2.195.149**
DISMINUCIÓN DE PASIVOS	345.372
Disminución de cuentas y efectos por pagar	345.372
Disminución de cuentas y efectos por pagar a corto plazo	345.372
Disminución cuentas por pagar a proveedores a corto plazo	345.372
DÉFICIT FINANCIERO	1.849.777

A0257

Universidad Politécnica Territorial del Estado Portuguesa "Juan de Jesús Montilla"

UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO PORTUGUESA "JUAN DE JESÚS MONTILLA"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Politécnica Territorial del Estado Portuguesa, "Juan de Jesús Montilla", tiene la Misión de educar y formar profesionales Universitarios, así como también, profesionales de cuarto nivel, en estudios de Investigación y de Postgrado capacitados para contribuir con el desarrollo económico y social de la región y del país, mediante la satisfacción de necesidades referidas a la formación integral de ciudadanos responsables, comprometidos con su entorno socio-cultural, gestores de sus propios conocimientos; es decir, egresados de la más alta calidad en transferencia y manejo de tecnologías, ajustadas a los tiempos modernos y a los requerimientos de la comunidad.

Por consiguiente, la Universidad promoverá la investigación científico-tecnológica en esta dirección para así asumir posiciones de liderazgo en el contexto de la educación universitaria, tanto regional, como nacional; mediante un plan estratégico que garantice el trabajo y la participación colectiva.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**279.358.840**
INGRESOS CORRIENTES ORDINARIOS	279.358.840
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	7.500
Venta de otros bienes y servicios	7.500
INGRESOS DE LA PROPIEDAD	17.500
Intereses	17.500
Intereses internos	17.500
Intereses por depósitos	17.500
TRANSFERENCIAS CORRIENTES	279.333.840
Transferencias corrientes del sector público	279.333.840
Transferencias corrientes internas recibidas del sector público	279.333.840
De la República	279.333.840
FUENTES FINANCIERAS	**3.159.191**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.159.191
Disminución de otros activos financieros	3.159.191
Disminución de disponibilidades	3.159.191
Disminución de bancos	3.159.191
TOTAL RECURSOS	**282.518.031**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**269.383.589**
GASTOS DE CONSUMO	233.851.161
Remuneraciones	151.367.661
Sueldos, salarios y otras retribuciones	42.625.921
Beneficios y complementos de sueldos y salarios	26.741.680
Aportes patronales	7.915.156
Prestaciones sociales y otras indemnizaciones	37.675.385
Asistencia socioeconómica	36.409.519
Compra de bienes y servicios	69.009.572
Bienes de consumo	25.276.158
Servicios no personales	43.733.414
Impuestos indirectos	13.473.928
TRANSFERENCIAS Y DONACIONES CORRIENTES	35.532.428
Al sector privado	33.437.424
Transferencias corrientes al sector privado	33.337.424
Directas a personas	33.337.424
Pensiones y otros beneficios asociados	2.677.049
Jubilaciones y otros beneficios asociados	24.040.768
Otras transferencias directas a personas	6.619.607
Donaciones corrientes al sector privado	100.000
Donaciones a personas	100.000
Al sector público	2.095.004
Transferencias corrientes al sector público	2.095.004
A los entes descentralizados sin fines empresariales para sus gastos	2.095.004
GASTOS DE CAPITAL	**9.975.251**
INVERSIÓN REAL DIRECTA	9.975.251
Formación bruta de capital fijo	9.975.251
Maquinaria, equipos y otros bienes muebles	8.975.252
Construcciones de bienes de dominio privado	999.999

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**3.159.191**
DISMINUCIÓN DE PASIVOS	3.159.191
Disminución de cuentas y efectos por pagar	3.159.191
Disminución de cuentas y efectos por pagar a corto plazo	3.159.191
Disminución de sueldos, salarios y otras remuneraciones por pagar	254.415
Disminución de aportes patronales y retenciones laborales por pagar	2.904.776
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	2.904.776
TOTAL EGRESOS	**282.518.031**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
129714	Sistema de apoyo al desarrollo estudiantil	estudiante	10.000					40.354.251				40.354.251
129737	Sistema de Recursos para la Formación e Intercambio Académico	usuario	8.871	4.769	4.102			7.402.140				7.402.140
129751	Territorialización y Municipalización de la Educación Universitaria	plan	25.000					1.119.323				1.119.323
129757	Formación de Estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	9.026			25.000		90.333.149				90.358.149
129766	Formación de Post grado y Estudios Avanzados	matrícula	146					165.177				165.177
129768	Investigación, Innovación y Gestion del Conocimiento	investigación	10.000					297.422				297.422
129953	Desarrollo y mantenimiento de la infraestructura	metro cuadrado	33.500					42.594.293				42.594.293
129970	Intercambio y Gestión del Conocimiento con la Sociedad	persona	106.492	64.165	42.327			810.305				810.305
129999	Formación de Estudiantes en Carreras	matrícula	4					72.980				72.980
TOTAL						25.000		183.149.040				183.174.040

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			34.388.615				34.388.615
02	Gestión Administrativa			35.078.369			3.159.191	38.237.560
03	Previsión y Protección Social			26.717.816				26.717.816
TOTAL				96.184.800			3.159.191	99.343.991

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**159**	**184**		**343**	**20.744.301**		**20.744.301**
Alto Nivel y de Dirección		1		1	76.593		76.593
Profesional y Técnico	34	21		55	3.275.610		3.275.610
Personal Docente	80	93		173	13.084.239		13.084.239
Obrero	45	69		114	4.307.859		4.307.859
Personal Fijo a Tiempo Parcial	**36**	**35**		**71**	**2.427.491**		**2.427.491**
Personal Docente	36	32		68	2.342.661		2.342.661
Personal Médico		3		3	84.830		84.830
Personal Contratado	**144**	**249**		**393**	**15.905.499**		**15.905.499**
Profesional y Técnico	56	40		96	4.620.399		4.620.399
Personal Docente	78	175		253	9.780.159		9.780.159
Obrero	10	34		44	1.504.941		1.504.941
TOTAL	**339**	**468**		**807**	**39.077.291**		**39.077.291**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**102**	**80**	**182**	**24.040.768**
Empleados	54	10	64	8.091.071
Docentes	29	57	86	11.444.507
Obreros	19	13	32	4.505.190
Pensionados	**7**	**16**	**23**	**2.677.049**
Empleados	3	1	4	407.856
Docentes	4	8	12	1.579.833
Obreros		7	7	689.360
TOTAL	**109**	**96**	**205**	**26.717.817**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	151.367.661
4.02	Materiales, suministros y mercancías	25.276.158
4.03	Servicios no personales	57.207.342
4.04	Activos reales	9.975.251
4.07	Transferencias y donaciones	35.532.428
4.11	Disminución de pasivos	3.159.191
	TOTAL	**282.518.031**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**279.358.840**
INGRESOS CORRIENTES ORDINARIOS	279.358.840
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	7.500
Venta de otros bienes y servicios	7.500
INGRESOS DE LA PROPIEDAD	17.500
Intereses	17.500
Intereses internos	17.500
Intereses por depósitos	17.500
TRANSFERENCIAS CORRIENTES	279.333.840
Transferencias corrientes del sector público	279.333.840
Transferencias corrientes internas recibidas del sector público	279.333.840
De la República	279.333.840
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	279.333.840
Ingresos Ordinarios	279.333.840
1.2 GASTOS CORRIENTES	**269.383.589**
GASTOS DE CONSUMO	233.851.161
Remuneraciones	151.367.661
Sueldos, salarios y otras retribuciones	42.625.921
Beneficios y complementos de sueldos y salarios	26.741.680
Aportes patronales	7.915.156
Prestaciones sociales y otras indemnizaciones	37.675.385
Asistencia socioeconómica	36.409.519
Compra de bienes y servicios	69.009.572
Bienes de consumo	25.276.158
Servicios no personales	43.733.414
Impuestos indirectos	13.473.928
TRANSFERENCIAS Y DONACIONES CORRIENTES	35.532.428
Al sector privado	33.437.424
Transferencias corrientes al sector privado	33.337.424
Directas a personas	33.337.424
Pensiones y otros beneficios asociados	2.677.049
Jubilaciones y otros beneficios asociados	24.040.768

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Otras transferencias directas a personas	6.619.607
Donaciones corrientes al sector privado	100.000
Donaciones a personas	100.000
Al sector público	2.095.004
Transferencias corrientes al sector público	2.095.004
A los entes descentralizados sin fines empresariales para sus gastos	2.095.004
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**9.975.251**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**9.975.251**
RECURSOS PROPIOS DE CAPITAL	9.975.251
Ahorro en cuenta corriente	9.975.251
2.2 GASTOS DE CAPITAL	**9.975.251**
INVERSIÓN REAL DIRECTA	9.975.251
Formación bruta de capital fijo	9.975.251
Maquinaria, equipos y otros bienes muebles	8.975.252
Construcciones de bienes de dominio privado	999.999
2.3 RESULTADO FINANCIERO : EQUILIBRIO	
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**3.159.191**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.159.191
Disminución de otros activos financieros	3.159.191
Disminución de disponibilidades	3.159.191
Disminución de bancos	3.159.191
3.2 APLICACIONES FINANCIERAS	**3.159.191**
DISMINUCIÓN DE PASIVOS	3.159.191
Disminución de cuentas y efectos por pagar	3.159.191
Disminución de cuentas y efectos por pagar a corto plazo	3.159.191
Disminución de sueldos, salarios y otras remuneraciones por pagar	254.415
Disminución de aportes patronales y retenciones laborales por pagar	2.904.776
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	2.904.776

A0258

Universidad Politécnica Territorial del Estado Mérida "Kléber Ramírez"

UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO MÉRIDA "KLÉBER RAMIREZ"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Politécnica Territorial del Estado Mérida "Kléber Ramírez" asume la gestión de los Programas Nacionales de Formación y carreras autorizadas al Instituto Universitario Tecnológico de Ejido y de esta manera se describe, como un instrumento del pueblo merideño para contribuir a su desarrollo integral y sustentable, en el marco de la construcción del socialismo bolivariano, a través de la formación integral de alto nivel, la generación y apropiación social del conocimiento y la vinculación activa con proyectos de desarrollo, empresas socialistas y comunidades.

Como visión a futuro la Universidad desarrollará sedes, proyectos y programas académicos de formación, creación intelectual, desarrollo tecnológico, innovación, asesoría y vinculación social con prioridad en todo el Estado Mérida, mediante la articulación con la Misión Sucre y a través de alianzas con otras instituciones de educación universitaria. La creación de programas, proyectos y sedes responderá a los requerimientos del desarrollo territorial integral y estará en correspondencia con las necesidades planteadas por el Poder Popular.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**290.234.168**
INGRESOS CORRIENTES ORDINARIOS	290.234.168
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	20.000
Venta de otros bienes y servicios	20.000
INGRESOS DE LA PROPIEDAD	40.000
Intereses	40.000
Intereses internos	40.000
Intereses por depósitos	40.000
TRANSFERENCIAS CORRIENTES	290.174.168
Transferencias corrientes del sector público	290.174.168
Transferencias corrientes internas recibidas del sector público	290.174.168
De la República	290.174.168
FUENTES FINANCIERAS	**200.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	200.000
Disminución de otros activos financieros	200.000
Disminución de disponibilidades	200.000
Disminución de bancos	200.000
TOTAL RECURSOS	**290.434.168**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**279.279.168**
GASTOS DE CONSUMO	231.203.806
Remuneraciones	156.866.995
Sueldos, salarios y otras retribuciones	46.792.785
Beneficios y complementos de sueldos y salarios	32.611.053
Aportes patronales	11.607.838
Prestaciones sociales y otras indemnizaciones	21.903.000
Asistencia socioeconómica	36.037.319
Otros gastos de personal	7.915.000
Compra de bienes y servicios	67.712.468
Bienes de consumo	20.565.153
Servicios no personales	47.147.315
Impuestos indirectos	6.624.343
TRANSFERENCIAS Y DONACIONES CORRIENTES	48.075.362
Al sector privado	45.902.056
Transferencias corrientes al sector privado	41.592.056
Directas a personas	33.099.073
Pensiones y otros beneficios asociados	2.015.670
Jubilaciones y otros beneficios asociados	29.283.403
Otras transferencias directas a personas	1.800.000
A instituciones sin fines de lucro	8.492.983
Donaciones corrientes al sector privado	4.310.000
Donaciones a personas	4.310.000
Al sector público	2.173.306
Transferencias corrientes al sector público	2.173.306
A los entes descentralizados sin fines empresariales para sus gastos	2.173.306
GASTOS DE CAPITAL	**10.895.000**
INVERSIÓN REAL DIRECTA	10.895.000
Formación bruta de capital fijo	10.595.000
Maquinaria, equipos y otros bienes muebles	10.595.000
Bienes intangibles	300.000

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**260.000**
DISMINUCIÓN DE PASIVOS	260.000
Disminución de cuentas y efectos por pagar	260.000
Disminución de cuentas y efectos por pagar a corto plazo	260.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	60.000
Disminución cuentas por pagar a proveedores a corto plazo	100.000
Disminución cuentas por pagar a contratistas a corto plazo	100.000
TOTAL EGRESOS	**290.434.168**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
130046	Formación de estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	10.000					76.948.301				76.948.301
130122	Formación de Estudiantes en Carreras	matrícula	1.500					5.787.987				5.787.987
130146	Territorialización y Municipalización de la educación universitaria	plan	6.700					5.658.202				5.658.202
130204	Formación en post grado o estudios avanzados	matrícula	2.000					1.321.413				1.321.413
130208	Investigación, innovación y gestión del conocimiento	investigación	1.200					101.934				101.934
130214	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	9.750					28.138.826				28.138.826
130216	Sistema de recursos para la formación e intercambio académico	usuario	10.000					7.753.409				7.753.409
130218	Intercambio y Gestión del Conocimiento con la Sociedad	persona	15.000					1.488.021				1.488.021
130220	Desarrollo y mantenimiento de la infraestructura	metro cuadrado	53.800					58.034.396				58.034.396
	TOTAL							185.232.489				185.232.489

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			48.304.983				48.304.983
02	Gestión Administrativa	60.000		25.337.623			200 000	25.597.623
03	Previsión y Protección Social			31.299.073				31.299.073
	TOTAL	**60.000**		**104.941.679**			**200.000**	**105.201.679**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**209**	**204**		**413**	**23.865.045**		**23.865.045**
Alto Nivel y de Dirección		1		1	97.743		97.743
Directivo		2		2	185.452		185.452
Profesional y Técnico	59	28		87	4.579.614		4.579.614
Personal Administrativo	7	1		8	288.552		288.552
Personal Docente	106	96		202	14.656.340		14.656.340
Obrero	37	76		113	4.057.344		4.057.344
Personal Fijo a Tiempo Parcial	**3**	**9**		**12**	**314.427**		**314.427**
Personal Docente	3	9		12	314.427		314.427
Personal Contratado	**223**	**182**		**405**	**17.304.342**		**17.304.342**
Personal Docente	178	161		339	14.979.807		14.979.807
Obrero	45	21		66	2.324.535		2.324.535
TOTAL	**435**	**395**		**830**	**41.483.814**		**41.483.814**

PERSONAL JUBILADO Y PENSIONADO (En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**88**	**101**	**189**	**29.283.403**
Empleados	42	10	52	5.507.713
Docentes	32	78	110	20.362.803
Obreros	14	13	27	3.412.887
Pensionados	**13**	**7**	**20**	**2.015.670**
Empleados	6	2	8	788.669
Docentes	6	5	11	1.048.062
Obreros	1		1	178.939
TOTAL	**101**	**108**	**209**	**31.299.073**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	156.866.995
4.02	Materiales, suministros y mercancías	20.565.153
4.03	Servicios no personales	53.771.658
4.04	Activos reales	10.895.000
4.07	Transferencias y donaciones	48.075.362
4.11	Disminución de pasivos	260.000
	TOTAL	**290.434.168**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**290.234.168**
INGRESOS CORRIENTES ORDINARIOS	290.234.168
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	20.000
Venta de otros bienes y servicios	20.000
INGRESOS DE LA PROPIEDAD	40.000
Intereses	40.000
Intereses internos	40.000
Intereses por depósitos	40.000
TRANSFERENCIAS CORRIENTES	290.174.168
Transferencias corrientes del sector público	290.174.168
Transferencias corrientes internas recibidas del sector público	290.174.168
De la República	290.174.168
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	290.174.168
Ingresos Ordinarios	290.174.168
1.2 GASTOS CORRIENTES	**279.279.168**
GASTOS DE CONSUMO	231.203.806
Remuneraciones	156.866.995
Sueldos, salarios y otras retribuciones	46.792.785
Beneficios y complementos de sueldos y salarios	32.611.053
Aportes patronales	11.607.838
Prestaciones sociales y otras indemnizaciones	21.903.000
Asistencia socioeconómica	36.037.319
Otros gastos de personal	7.915.000
Compra de bienes y servicios	67.712.468
Bienes de consumo	20.565.153
Servicios no personales	47.147.315
Impuestos indirectos	6.624.343
TRANSFERENCIAS Y DONACIONES CORRIENTES	48.075.362
Al sector privado	45.902.056
Transferencias corrientes al sector privado	41.592.056
Directas a personas	33.099.073
Pensiones y otros beneficios asociados	2.015.670
Jubilaciones y otros beneficios asociados	29.283.403
Otras transferencias directas a personas	1.800.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
A instituciones sin fines de lucro	8.492.983
Donaciones corrientes al sector privado	4.310.000
Donaciones a personas	4.310.000
Al sector público	2.173.306
Transferencias corrientes al sector público	2.173.306
A los entes descentralizados sin fines empresariales para sus gastos	2.173.306
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**10.955.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**10.955.000**
RECURSOS PROPIOS DE CAPITAL	10.955.000
Ahorro en cuenta corriente	10.955.000
2.2 GASTOS DE CAPITAL	**10.895.000**
INVERSIÓN REAL DIRECTA	10.895.000
Formación bruta de capital fijo	10.595.000
Maquinaria, equipos y otros bienes muebles	10.595.000
Bienes intangibles	300.000
2.3 RESULTADO FINANCIERO : SUPERAVIT	**60.000**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**260.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	200.000
Disminución de otros activos financieros	200.000
Disminución de disponibilidades	200.000
Disminución de bancos	200.000
SUPERÁVIT FINANCIERO	60.000
3.2 APLICACIONES FINANCIERAS	**260.000**
DISMINUCIÓN DE PASIVOS	260.000
Disminución de cuentas y efectos por pagar	260.000
Disminución de cuentas y efectos por pagar a corto plazo	260.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	60.000
Disminución cuentas por pagar a proveedores a corto plazo	100.000
Disminución cuentas por pagar a contratistas a corto plazo	100.000

A0259

Universidad Politécnica Territorial del Oeste de Sucre "Clodosbaldo Russián"

UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL OESTE DE SUCRE "CLODOSBALDO RUSSIÁN"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Politécnica Territorial del Oeste de Sucre "Clodosbaldo Russián", tiene como encargo social contribuir activamente al desarrollo endógeno integral y sustentable en su área de influencia territorial, con la participación activa y permanente del Poder Popular, abarcando múltiples campos de estudio, bajo enfoques Inter y transdisciplinario, para abordar los problemas y retos de su contexto territorial, de acuerdo con las necesidades del pueblo, a partir de las realidades geo históricas, culturales, sociales y productivas, ayudando a conformar una nueva geopolítica nacional.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**355.918.048**
INGRESOS CORRIENTES ORDINARIOS	355.518.048
TRANSFERENCIAS CORRIENTES	355.518.048
Transferencias corrientes del sector público	355.518.048
Transferencias corrientes internas recibidas del sector público	355.518.048
De la República	355.518.048
INGRESOS CORRIENTES EXTRAORDINARIOS	400.000
INGRESOS POR OPERACIONES DIVERSAS	400.000
Otros ingresos extraordinarios	400.000
TOTAL RECURSOS	**355.918.048**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**345.641.909**
GASTOS DE CONSUMO	284.736.220
Remuneraciones	197.999.408
Sueldos, salarios y otras retribuciones	67.758.140
Beneficios y complementos de sueldos y salarios	60.647.337
Aportes patronales	9.137.095
Prestaciones sociales y otras indemnizaciones	28.431.299
Asistencia socioeconómica	32.025.537
Compra de bienes y servicios	77.179.270
Bienes de consumo	50.340.553
Servicios no personales	26.838.717
Impuestos indirectos	9.557.542
GASTOS DE LA PROPIEDAD	10.000
Alquileres de tierras y terrenos	10.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	60.895.689
Al sector privado	58.367.723
Transferencias corrientes al sector privado	58.367.723
Directas a personas	53.558.028
Pensiones y otros beneficios asociados	4.140.388
Jubilaciones y otros beneficios asociados	39.512.900
Otras transferencias directas a personas	9.904.740
A instituciones sin fines de lucro	4.809.695
Al sector público	2.527.966
Transferencias corrientes al sector público	2.527.966
A los entes descentralizados sin fines empresariales para sus gastos	2.527.966
GASTOS DE CAPITAL	**10.276.139**
INVERSIÓN REAL DIRECTA	10.276.139
Formación bruta de capital fijo	10.276.139
Maquinaria, equipos y otros bienes muebles	10.276.139
TOTAL EGRESOS	**355.918.048**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos							Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos						Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones						
							De la República		De los Entes Descentralizados	Otras			
							Proyectos por Endeudamiento	Otras					
129850	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	13.449			400.000		41.078.688					41.478.688
129900	Formación de Estudiantes en Carreras	matrícula	280					18.347.347					18.347.347
129911	Formación de Estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	13.497					95.361.691					95.361.691
129919	Intercambio y Gestión del Conocimiento con la Sociedad.	persona	1.329					2.060.092					2.060.092
130011	Territorialización y Municipalización de la Educación Universitaria.	plan	3.306					3.208.659					3.208.659
130016	Desarrollo y Mantenimiento de la Infraestructura	metro cuadrado	122.000					65.672.396					65.672.396
130021	Sistema de Recursos para la Formación e Intercambio Académico	usuario	1.504	7.027	4.684			7.482.394					7.482.394
130134	Formación de Postgrado o Estudios Avanzados.	matrícula	1.399					1.084.405					1.084.405
130174	Investigación, Innovación y Gestión del Conocimiento	investigación	1.447					2.819.453					2.819.453
TOTAL						**400.000**		**237.115.125**					**237.515.125**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			49.049.031				49.049.031
02	Gestión Administrativa			25.700.604				25.700.604
03	Previsión y Protección Social			43.653.288				43.653.288
	TOTAL			118.402.923				118.402.923

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**198**	**260**		**458**	**32.848.872**		**32.848.872**
Directivo	1	5		6	435.208		435.208
Profesional y Técnico	12	4		16	1.075.532		1.075.532
Personal Administrativo	9	1		10	480.920		480.920
Personal Docente	114	133		247	22.235.160		22.235.160
Obrero	62	117		179	8.622.052		8.622.052
Personal Fijo a Tiempo Parcial	**1**			**1**	**36.516**		**36.516**
Profesional y Técnico	1			1	36.516		36.516
Personal Contratado	**268**	**216**		**484**	**34.872.752**		**34.872.752**
Profesional y Técnico	72	38		110	8.456.388		8.456.388
Personal Administrativo	42	18		60	2.895.024		2.895.024
Personal Docente	123	113		236	17.637.904		17.637.904
Obrero	31	47		78	5.883.436		5.883.436
TOTAL	**467**	**476**		**943**	**67.758.140**		**67.758.140**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**102**	**137**	**239**	**39.512.900**
Empleados	46	22	68	9.770.442
Docentes	40	80	120	23.222.381
Obreros	16	35	51	6.520.077
Pensionados	**5**	**22**	**27**	**4.140.388**
Empleados	1	3	4	577.568
Docentes	3	10	13	2.476.510
Obreros	1	9	10	1.086.310
TOTAL	**107**	**159**	**266**	**43.653.288**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	197.999.408
4.02	Materiales, suministros y mercancías	50.340.553
4.03	Servicios no personales	36.406.259
4.04	Activos reales	10.276.139
4.07	Transferencias y donaciones	60.895.689
	TOTAL	355.918.048

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**355.918.048**
INGRESOS CORRIENTES ORDINARIOS	355.518.048
TRANSFERENCIAS CORRIENTES	355.518.048
Transferencias corrientes del sector público	355.518.048
Transferencias corrientes internas recibidas del sector público	355.518.048
De la República	355.518.048
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnologia	355.518.048
- Ingresos Ordinarios	355.518.048
INGRESOS CORRIENTES EXTRAORDINARIOS	400.000
INGRESOS POR OPERACIONES DIVERSAS	400.000
Otros ingresos extraordinarios	400.000
1.2 GASTOS CORRIENTES	**345.641.909**
GASTOS DE CONSUMO	284.736.220
Remuneraciones	197.999.408
Sueldos, salarios y otras retribuciones	67.758.140
Beneficios y complementos de sueldos y salarios	60.647.337
Aportes patronales	9.137.095
Prestaciones sociales y otras indemnizaciones	28.431.299
Asistencia socioeconómica	32.025.537
Compra de bienes y servicios	77.179.270
Bienes de consumo	50.340.553
Servicios no personales	26.838.717
Impuestos indirectos	9.557.542
GASTOS DE LA PROPIEDAD	10.000
Alquileres de tierras y terrenos	10.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	60.895.689
Al sector privado	58.367.723
Transferencias corrientes al sector privado	58.367.723
Directas a personas	53.558.028
Pensiones y otros beneficios asociados	4.140.388
Jubilaciones y otros beneficios asociados	39.512.900
Otras transferencias directas a personas	9.904.740
A instituciones sin fines de lucro	4.809.695
Al sector público	2.527.966

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Transferencias corrientes al sector público	2.527.966
A los entes descentralizados sin fines empresariales para sus gastos	2.527.966
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**10.276.139**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**10.276.139**
RECURSOS PROPIOS DE CAPITAL	10.276.139
Ahorro en cuenta corriente	10.276.139
2.2 GASTOS DE CAPITAL	**10.276.139**
INVERSIÓN REAL DIRECTA	10.276.139
Formación bruta de capital fijo	10.276.139
Maquinaria, equipos y otros bienes muebles	10.276.139
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0260

Universidad Politécnica Territorial de Paria "Luis Mariano Rivera"

UNIVERSIDAD POLITÉCNICA TERRITORIAL DE PARIA "LUIS MARIANO RIVERA"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Politécnica Territorial de Paria Luis Mariano Rivera, tiene como misión alcanzar la máxima eficiencia en el desempeño de las funciones de docencia, investigación, de extensión y de producción, a fin de lograr la formación integral y excelente de los Técnicos Superiores Universitarios en las menciones de: Mecánica Naval, Construcción Naval, Tecnología Agropecuaria, Procesamiento de Productos Pesqueros, Procesamiento y Control de Calidad de Alimentos, Informática, Contaduría Pública, Administración Tributaria, Mercadeo, Comercio Exterior, Publicidad, Turismo, Hotelería y de otras que los integren exclusivamente en el desarrollo armónico y productivo del Estado y de la Nación.

Se caracteriza por ser una Institución estratégica en la sub-región Paria del Estado Sucre, en el campo de la formación de Técnicos Superiores Universitarios en las carreras de Tecnología Naval, Tecnología de Ciencias Agropecuarias, Tecnología en Ciencias de los Alimentos, Informática, Tecnología Administrativa, Mercadeo y Turismo y de otras que requiera el desarrollo integral de la región, del Estado Sucre y del país en general; así como también vincularlo con los distintos sectores de la sociedad (local, regional, nacional e internacional) mediante programas y proyectos de investigación y/o de extensión y producción, dirigidos a la formación, y capacitación de los recursos humanos, asesorías y transferencias de tecnologías que posibiliten el desarrollo de la Institución y de la población en general, como también generar ingresos adicionales que proyecte a la Institución hacia el futuro con gran solidez y perdurabilidad.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**388.682.482**
INGRESOS CORRIENTES ORDINARIOS	500.000
INGRESOS DE OPERACIÓN	400.000
Otros ingresos de operación	400.000
INGRESOS DE LA PROPIEDAD	100.000
Intereses	100.000
Intereses internos	100.000
Intereses por depósitos	100.000
INGRESOS CORRIENTES EXTRAORDINARIOS	388.182.482
TRANSFERENCIAS Y DONACIONES CORRIENTES	388.182.482
Donaciones corrientes internas recibidas del sector público	388.182.482
De la República	388.182.482
FUENTES FINANCIERAS	**20.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	20.000.000
Disminución de otros activos financieros	20.000.000
Disminución de disponibilidades	20.000.000
Disminución de bancos	20.000.000
TOTAL RECURSOS	**408.682.482**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**378.972.482**
GASTOS DE CONSUMO	316.508.817
Remuneraciones	206.892.964
Sueldos, salarios y otras retribuciones	66.721.221
Beneficios y complementos de sueldos y salarios	50.101.479
Aportes patronales	9.799.693
Prestaciones sociales y otras indemnizaciones	41.529.545
Asistencia socioeconómica	38.741.026
Compra de bienes y servicios	102.051.790
Bienes de consumo	81.358.300
Servicios no personales	20.693.490
Impuestos indirectos	7.564.063
TRANSFERENCIAS Y DONACIONES CORRIENTES	62.463.665
Al sector privado	59.710.052
Transferencias corrientes al sector privado	59.710.052
Directas a personas	59.710.052
Pensiones y otros beneficios asociados	3.221.998
Jubilaciones y otros beneficios asociados	37.778.054
Otras transferencias directas a personas	18.710.000
Al sector público	2.753.613
Transferencias corrientes al sector público	2.753.613
A los entes descentralizados sin fines empresariales para sus gastos	2.753.613
GASTOS DE CAPITAL	**9.710.000**
INVERSIÓN REAL DIRECTA	9.710.000
Formación bruta de capital fijo	9.710.000
Maquinaria, equipos y otros bienes muebles	6.710.000
Construcciones de bienes de dominio privado	3.000.000
APLICACIONES FINANCIERAS	**20.000.000**
DISMINUCIÓN DE PASIVOS	20.000.000
Disminución de cuentas y efectos por pagar	20.000.000
Disminución de cuentas y efectos por pagar a corto plazo	20.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	20.000.000
TOTAL EGRESOS	**408.682.482**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
130008	Formación de estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	13.465					84.424.958				84.424.958
130043	Formación de estudiantes en carreras	matrícula	5.531					35.493.119				35.493.119
130052	Formación en post grado o estudios avanzados	matrícula	102					21.688				21.688
130069	Investigación, Innovación, y gestión del conocimiento	investigación	5			380.000		10.844				390.844
130079	Sistema de los recursos para la formación e intercambio académico	usuario	18.996	8.568	10.428			8.145.303				8.145.303
130088	Sistema de apoyo al Desarrollo Estudiantil	estudiante	18.996					108.166.151				108.166.151
130096	Intercambio y Gestión del conocimiento con la Sociedad	persona	20.755					3.244.628				3.244.628
130099	Desarrollo y mantenimiento de la infraestructura	metro cuadrado	25.284					17.541.517				17.541.517
130100	Territorialización y municipalización de la educación universitaria	plan	110			20.000		13.190.897				13.210.897
TOTAL						400.000		270.239.105				270.639.105

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			45.935.325				45.935.325
02	Gestión Administrativa	100.000		31.008.000			20.000.000	51.108.000
03	Previsión y Protección Social			41.000.052				41.000.052
	TOTAL	100.000		117.943.377			20.000.000	138.043.377

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**213**	**253**		**466**	**34.092.964**		**34.092.964**
Alto Nivel y de Dirección		1		1	4.464.268		4.464.268
Directivo	10	14		24	1.934.447		1.934.447
Profesional y Técnico	37	16		53	3.837.532		3.837.532
Personal Administrativo	14	1		15	1.114.396		1.114.396
Personal Docente	95	103		198	14.383.443		14.383.443
Personal Médico		2		2	126.586		126.586
Obrero	57	116		173	8.232.292		8.232.292
Personal Contratado	**293**	**261**		**554**	**31.544.924**		**31.544.924**
Directivo	3	7		10	583.566		583.566
Profesional y Técnico	53	22		75	4.376.748		4.376.748
Personal Administrativo	31	30		61	3.559.755		3.559.755
Personal Docente	183	167		350	20.424.831		20.424.831
Obrero	23	35		58	2.600.024		2.600.024
TOTAL	**506**	**514**		**1.020**	**65.637.888**		**65.637.888**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**127**	**152**	**279**	**37.778.054**
Empleados	54	12	66	8.936.744
Docentes	32	81	113	15.300.789
Obreros	41	59	100	13.540.521
Pensionados	**20**	**5**	**25**	**3.221.998**
Empleados	2	1	3	333.310
Docentes	11	4	15	1.888.757
Obreros	7		7	999.931
TOTAL	**147**	**157**	**304**	**41.000.052**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	206.892.964
4.02	Materiales, suministros y mercancías	81.358.300
4.03	Servicios no personales	28.257.553
4.04	Activos reales	9.710.000
4.07	Transferencias y donaciones	62.463.665
4.11	Disminución de pasivos	20.000.000
	TOTAL	**408.682.482**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	388.682.482
INGRESOS CORRIENTES ORDINARIOS	500.000
INGRESOS DE OPERACIÓN	400.000
Otros ingresos de operación	400.000
INGRESOS DE LA PROPIEDAD	100.000
Intereses	100.000
Intereses internos	100.000
Intereses por depósitos	100.000
INGRESOS CORRIENTES EXTRAORDINARIOS	388.182.482
TRANSFERENCIAS Y DONACIONES CORRIENTES	388.182.482
Donaciones corrientes internas recibidas del sector público	388.182.482
De la República	388.182.482
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	388.182.482
-Ingresos Ordinarios	388.182.482
1.2 GASTOS CORRIENTES	378.972.482
GASTOS DE CONSUMO	316.508.817
Remuneraciones	206.892.964
Sueldos, salarios y otras retribuciones	66.721.221
Beneficios y complementos de sueldos y salarios	50.101.479
Aportes patronales	9.799.693
Prestaciones sociales y otras indemnizaciones	41.529.545
Asistencia socioeconómica	38.741.026
Compra de bienes y servicios	102.051.790
Bienes de consumo	81.358.300
Servicios no personales	20.693.490
Impuestos indirectos	7.564.063
TRANSFERENCIAS Y DONACIONES CORRIENTES	62.463.665
Al sector privado	59.710.052
Transferencias corrientes al sector privado	59.710.052
Directas a personas	59.710.052
Pensiones y otros beneficios asociados	3.221.998
Jubilaciones y otros beneficios asociados	37.778.054
Otras transferencias directas a personas	18.710.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Al sector público	2.753.613
Transferencias corrientes al sector público	2.753.613
A los entes descentralizados sin fines empresariales para sus gastos	2.753.613
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**9.710.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**9.710.000**
RECURSOS PROPIOS DE CAPITAL	9.710.000
Ahorro en cuenta corriente	9.710.000
2.2 GASTOS DE CAPITAL	**9.710.000**
INVERSIÓN REAL DIRECTA	9.710.000
Formación bruta de capital fijo	9.710.000
Maquinaria, equipos y otros bienes muebles	6.710.000
Construcciones de bienes de dominio privado	3.000.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**20.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	20.000.000
Disminución de otros activos financieros	20.000.000
Disminución de disponibilidades	20.000.000
Disminución de bancos	20.000.000
3.2 APLICACIONES FINANCIERAS	**20.000.000**
DISMINUCIÓN DE PASIVOS	20.000.000
Disminución de cuentas y efectos por pagar	20.000.000
Disminución de cuentas y efectos por pagar a corto plazo	20.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	20.000.000

A0271

Fundación Centro Nacional de Investigación y Certificación en Vivienda, Hábitat y Desarrollo Urbano

FUNDACIÓN CENTRO NACIONAL DE INVESTIGACIÓN Y CERTIFICACIÓN EN VIVIENDA, HÁBITAT Y DESARROLLO URBANO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación, tiene por objeto realizar actividades de investigación científica y tecnológica, certificación y normalización para garantizar la calidad e idoneidad de materiales, tipologías, tecnologías y diseños, usos y aplicaciones en vivienda, hábitat y desarrollo urbano, entre otras. En tal sentido, revisa las normativas legales vigentes y propone alternativas jurídicas efectivas en materia de certificación de materiales y tecnologías a fin de certificar la idoneidad de los desarrollos tecnológicos del sector realizados en nuestro país, así como los provenientes del extranjero

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**29.866.152**
INGRESOS CORRIENTES ORDINARIOS	29.866.152
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	9.571.679
Venta de otros bienes y servicios	9.571.679
TRANSFERENCIAS CORRIENTES	20.294.473
Transferencias corrientes del sector público	20.294.473
Transferencias corrientes internas recibidas del sector público	20.294.473
De la República	20.294.473
INGRESOS DE CAPITAL	**202.944**
RECURSOS PROPIOS DE CAPITAL	202.944
Incremento de la depreciación y amortización acumuladas	202.944
TOTAL RECURSOS	**30.069.096**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**28.887.237**
GASTOS DE CONSUMO	28.717.237
Remuneraciones	16.235.578
Sueldos, salarios y otras retribuciones	4.853.397
Beneficios y complementos de sueldos y salarios	4.798.553
Aportes patronales	786.356
Prestaciones sociales y otras indemnizaciones	2.794.188
Asistencia socioeconómica	3.003.084
Compra de bienes y servicios	9.623.557
Bienes de consumo	4.504.410
Servicios no personales	5.119.147
Impuestos indirectos	2.655.158
Depreciación y amortización	202.944
GASTOS DE LA PROPIEDAD	150.000
Derechos sobre bienes intangibles	150.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	20.000
Al sector privado	20.000
Donaciones corrientes al sector privado	20.000
Donaciones a personas	10.000
Donaciones a instituciones sin fines de lucro	10.000
GASTOS DE CAPITAL	**960.180**
INVERSIÓN REAL DIRECTA	960.180
Formación bruta de capital fijo	910.180
Maquinaria, equipos y otros bienes muebles	830.180
Construcciones de bienes de dominio público	80.000
Bienes intangibles	50.000
APLICACIONES FINANCIERAS	**221.679**
DISMINUCIÓN DE PASIVOS	221.679
Disminución de cuentas y efectos por pagar	221.679
Disminución de cuentas y efectos por pagar a corto plazo	216.679
Disminución de sueldos, salarios y otras remuneraciones por pagar	96.501
Disminución de aportes patronales y retenciones laborales por pagar	115.178
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	60.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	15.178

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	10.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	10.000
Disminución de otros aportes patronales por pagar	10.000
Disminución cuentas por pagar a proveedores a corto plazo	5.000
Disminución de otras cuentas y efectos por pagar	5.000
Disminución de otras cuentas por pagar a corto plazo	5.000
TOTAL EGRESOS	30.069.096

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género: Fem.	Meta: Género: Masc.	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
127367	Estudios de nuevos materiales, técnicas constructivas y sistemas urbanos	evaluación	2			7.188.934						7.188.934
TOTAL						7.188.934						7.188.934

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			16.911.540				16.911.540
02	Gestión Administrativa	2.585.689		3.382.933				5.968.622
TOTAL		2.585.689		20.294.473				22.880.162

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**12**	**16**	**10**	**38**	**1.962.000**	**930.000**	**2.892.000**
Alto Nivel y de Dirección	1			1	60.000	30.000	90.000
Directivo		4	2	6	327.273	153.818	481.091
Profesional y Técnico	6	2	2	10	545.455	256.364	801.819
Personal de Investigación	4	8	5	17	927.272	435.818	1.363.090
Obrero	1	2	1	4	102.000	54.000	156.000
Personal Contratado	**1**	**3**		**4**	**816.000**		**816.000**
Personal Administrativo		1		1	204.000		204.000
Personal de Investigación	1	2		3	612.000		612.000
TOTAL	**13**	**19**	**10**	**42**	**2.778.000**	**930.000**	**3.708.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	16.235.578
4.02	Materiales, suministros y mercancias	4.504.410
4.03	Servicios no personales	7.924.305
4.04	Activos reales	960.180
4.07	Transferencias y donaciones	20.000
4.08	Otros gastos	202.944
4.11	Disminución de pasivos	221.679
	TOTAL	**30.069.096**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**29.866.152**
INGRESOS CORRIENTES ORDINARIOS	29.866.152
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	9.571.679
Venta de otros bienes y servicios	9.571.679
TRANSFERENCIAS CORRIENTES	20.294.473
Transferencias corrientes del sector público	20.294.473
Transferencias corrientes internas recibidas del sector público	20.294.473
De la República	20.294.473
Ministerio del Poder Popular para Educación Universitaria, ciencia y Tecnología	20.294.473
Ingresos Ordinarios	20.294.473
1.2 GASTOS CORRIENTES	**28.887.237**
GASTOS DE CONSUMO	28.717.237
Remuneraciones	16.235.578
Sueldos, salarios y otras retribuciones	4.853.397
Beneficios y complementos de sueldos y salarios	4.798.553
Aportes patronales	786.356
Prestaciones sociales y otras indemnizaciones	2.794.188
Asistencia socioeconómica	3.003.084
Compra de bienes y servicios	9.623.557
Bienes de consumo	4.504.410
Servicios no personales	5.119.147
Impuestos indirectos	2.655.158
Depreciación y amortización	202.944
GASTOS DE LA PROPIEDAD	150.000
Derechos sobre bienes intangibles	150.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	20.000
Al sector privado	20.000
Donaciones corrientes al sector privado	20.000
Donaciones a personas	10.000
Donaciones a instituciones sin fines de lucro	10.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**978.915**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.181.859**
RECURSOS PROPIOS DE CAPITAL	1.181.859
Ahorro en cuenta corriente	978.915
Incremento de la depreciación y amortización acumuladas	202.944
2.2 GASTOS DE CAPITAL	**960.180**
INVERSIÓN REAL DIRECTA	960.180
Formación bruta de capital fijo	910.180
Maquinaria, equipos y otros bienes muebles	830.180
Construcciones de bienes de dominio público	80.000
Bienes intangibles	50.000
2.3 RESULTADO FINANCIERO : SUPERAVIT	**221.679**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**221.679**
SUPERÁVIT FINANCIERO	221.679
3.2 APLICACIONES FINANCIERAS	**221.679**
DISMINUCIÓN DE PASIVOS	221.679
Disminución de cuentas y efectos por pagar	221.679
Disminución de cuentas y efectos por pagar a corto plazo	216.679
Disminución de sueldos, salarios y otras remuneraciones por pagar	96.501
Disminución de aportes patronales y retenciones laborales por pagar	115.178
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	60.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	15.178
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	10.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	10.000
Disminución de otros aportes patronales por pagar	10.000
Disminución cuentas por pagar a proveedores a corto plazo	5.000
Disminución de otras cuentas y efectos por pagar	5.000
Disminución de otras cuentas por pagar a corto plazo	5.000

A0272

Universidad Politécnica Territorial del Norte de Monagas "Ludovico Silva"

UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL NORTE DE MONAGAS "LUDOVICO SILVA"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Politécnica Territorial del Norte de Monagas "Ludovico Silva" tiene como encargo social contribuir activamente al desarrollo endógeno integral y sustentable en su área de influencia territorial, con la participación activa y permanente del Poder Popular, abarcando múltiples campos de estudio, bajo un enfoque disciplinario, para abordar los problemas y retos de su contexto territorial, de acuerdo con las necesidades del pueblo, a partir de las realidades geo históricas, culturales, sociales y productivas, ayudando a conformar una nueva geopolítica nacional.

Dentro de sus objetivos estratégicos podemos señalar:

- Desarrollar una formación integral de alto nivel, en estrecha relación con las comunidades, vinculada a las necesidades, potencialidades, retos y proyectos del contexto territorial, a través de los valores de igualdad, justicia, libertad, solidaridad, cooperación, en la lucha por la erradicación de todas las formas de opresión, explotación, dominación y discriminación.
- Garantizar la universalización del derecho a una educación universitaria de calidad en todo el territorio, mediante la articulación con la Misión Sucre y otras instituciones universitarias, bajo los principios de cooperación, solidaridad y complementariedad.
- Dinamizar el desarrollo endógeno integral y sustentable en su área de influencia, como eje puntal para la transformación social y productiva del territorio, mediante la formación integral, la interacción, el intercambio y el aprendizaje en un proceso enriquecedor permanente con los saberes del pueblo, ayudando a la conformación de la nueva geopolítica nacional, el fortalecimiento de la conciencia colectiva y el Poder Popular.
- Contribuir activamente a la soberanía tecnológica de la Nación, a través del estudio, la investigación y el trabajo creador en múltiples campos de estudio, enfocados en el abordaje de los problemas en su contexto territorial, de acuerdo con las necesidades del pueblo.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**237.326.149**
INGRESOS CORRIENTES ORDINARIOS	237.326.149
TRÁNSFERENCIAS CORRIENTES	237.326.149
Transferencias corrientes del sector público	237.326.149
Transferencias corrientes internas recibidas del sector público	237.326.149
De la República	237.326.149
TOTAL RECURSOS	**237.326.149**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**226.955.183**
GASTOS DE CONSUMO	205.637.003
Remuneraciones	141.554.394
Sueldos, salarios y otras retribuciones	37.723.143
Beneficios y complementos de sueldos y salarios	30.124.126
Aportes patronales	5.229.411
Prestaciones sociales y otras indemnizaciones	29.612.362
Asistencia socioeconómica	38.863.352
Otros gastos de personal	2.000
Compra de bienes y servicios	59.161.569
Bienes de consumo	21.096.244
Servicios no personales	38.065.325
Impuestos indirectos	4.921.040
TRANSFERENCIAS Y DONACIONES CORRIENTES	21.318.180
Al sector privado	19.538.234
Transferencias corrientes al sector privado	19.538.234
Directas a personas	18.983.804
Pensiones y otros beneficios asociados	983.148
Jubilaciones y otros beneficios asociados	12.099.656
Otras transferencias directas a personas	5.901.000
A instituciones sin fines de lucro	554.430
Al sector público	1.779.946
Transferencias corrientes al sector público	1.779.946
A los entes descentralizados sin fines empresariales para sus gastos	1.779.946
GASTOS DE CAPITAL	**10.370.966**
INVERSIÓN REAL DIRECTA	10.370.966
Formación bruta de capital fijo	10.370.966
Maquinaria, equipos y otros bienes muebles	10.370.966
TOTAL EGRESOS	**237.326.149**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
130058	Formación de estudiantes en carreras	matrícula	3.000					11.213.320				11.213.320
130059	Formación de estudiantes en los programas nacionales de formación (PNF)	matrícula	11.076					68.666.884				68.666.884
130068	Formación en post grado o estudios avanzados	matrícula	300					2.333.214				2.333.214
130071	Investigación, innovación y gestión del conocimiento	investigación	500					1.558.787				1.558.787
130073	Sistema de recursos para la formación e intercambio académico	usuario	14.076	5.630	8.446			3.222.762				3.222.762
130109	Sistema de apoyo de desarrollo estudiantil	estudiante	14.076					38.856.628				38.856.628
130113	Intercambio y gestión de conocimiento con la sociedad	persona	4.000					1.813.010				1.813.010
130139	Desarrollo y mantenimiento de la infraestructura	metro cuadrado	6.480					47.611.671				47.611.671
130154	Territorialización y municipalización de la educación universitaria	plan	120					2.446.571				2.446.571
TOTAL								**177.722.847**				**177.722.847**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			35.829.664				35.829.664
02	Gestión Administrativa			10.690.834				10.690.834
03	Previsión y Protección Social			13.082.804				13.082.804
	TOTAL			59.603.302				59.603.302

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**175**	**204**		**379**	**20.102.301**		**20.102.301**
Directivo	1	1		2	122.149		122.149
Profesional y Técnico	40	27		67	2.748.351		2.748.351
Personal Administrativo	41	4		45	4.091.989		4.091.989
Personal Docente	66	85		151	9.222.244		9.222.244
Obrero	27	87		114	3.917.568		3.917.568
Personal Contratado	**129**	**150**		**279**	**16.321.842**		**16.321.842**
Profesional y Técnico	15	12		27	1.965.041		1.965.041
Personal Administrativo	32	14		46	2.739.149		2.739.149
Personal Docente	77	107		184	10.956.593		10.956.593
Obrero	5	17		22	661.059		661.059
TOTAL	**304**	**354**		**658**	**36.424.143**		**36.424.143**

PERSONAL JUBILADO Y PENSIONADO (En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**18**	**34**	**52**	**12.099.656**
Empleados	4	7	11	2.559.542
Docentes	12	25	37	8.609.371
Obreros	2	2	4	930.743
Pensionados	**2**	**16**	**18**	**983.148**
Docentes	2	14	16	873.910
Obreros		2	2	109.238
TOTAL	**20**	**50**	**70**	**13.082.804**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	141.554.394
4.02	Materiales, suministros y mercancías	21.096.244
4.03	Servicios no personales	42.986.365
4.04	Activos reales	10.370.966
4.07	Transferencias y donaciones	21.318.180
	TOTAL	237.326.149

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**237.326.149**
INGRESOS CORRIENTES ORDINARIOS	237.326.149
TRANSFERENCIAS CORRIENTES	237.326.149
Transferencias corrientes del sector público	237.326.149
Transferencias corrientes internas recibidas del sector público	237.326.149
De la República	237.326.149
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	237.326.149
-Ingresos Ordinarios	237.326.149
1.2 GASTOS CORRIENTES	**226.955.183**
GASTOS DE CONSUMO	205.637.003
Remuneraciones	141.554.394
Sueldos, salarios y otras retribuciones	37.723.143
Beneficios y complementos de sueldos y salarios	30.124.126
Aportes patronales	5.229.411
Prestaciones sociales y otras indemnizaciones	29.612.362
Asistencia socioeconómica	38.863.352
Otros gastos de personal	2.000
Compra de bienes y servicios	59.161.569
Bienes de consumo	21.096.244
Servicios no personales	38.065.325
Impuestos indirectos	4.921.040
TRANSFERENCIAS Y DONACIONES CORRIENTES	21.318.180
Al sector privado	19.538.234
Transferencias corrientes al sector privado	19.538.234
Directas a personas	18.983.804
Pensiones y otros beneficios asociados	983.148
Jubilaciones y otros beneficios asociados	12.099.656
Otras transferencias directas a personas	5.901.000
A instituciones sin fines de lucro	554.430
Al sector público	1.779.946
Transferencias corrientes al sector público	1.779.946
A los entes descentralizados sin fines empresariales para sus gastos	1.779.946
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**10.370.966**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**10.370.966**
RECURSOS PROPIOS DE CAPITAL	10.370.966
Ahorro en cuenta corriente	10.370.966
2.2 GASTOS DE CAPITAL	**10.370.966**
INVERSIÓN REAL DIRECTA	10.370.966
Formación bruta de capital fijo	10.370.966
Maquinaria, equipos y otros bienes muebles	10.370.966
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0303

Fundación Centro de Investigaciones del Estado para la Producción Experimental Agroindustrial (CIEPE)

FUNDACIÓN CENTRO DE INVESTIGACIONES DEL ESTADO PARA LA PRODUCCIÓN EXPERIMENTAL AGROINDUSTRIAL (CIEPE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación tiene como misión innovar y desarrollar soluciones tecnológicas, para las necesidades de los diferentes actores del sistema agro productivo a fin de fortalecer la seguridad alimentaria a través de la investigación, acompañamiento, formación, transferencia tecnológica, con énfasis en los procesos agroindustriales, todo ello en concordancia con lo expresado en el Sistema Nacional de Ciencia Tecnología e Innovación.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**65.406.125**
INGRESOS CORRIENTES ORDINARIOS	65.406.125
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	16.859.683
Venta de otros bienes y servicios	16.859.683
TRANSFERENCIAS CORRIENTES	48.546.442
Transferencias corrientes del sector público	48.546.442
Transferencias corrientes internas recibidas del sector público	48.546.442
De la República	48.546.442
INGRESOS DE CAPITAL	**1.965.000**
RECURSOS PROPIOS DE CAPITAL	1.965.000
Incremento de la depreciación y amortización acumuladas	1.965.000
FUENTES FINANCIERAS	**999.200**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	999.200
Disminución de otros activos financieros	999.200
Disminución de disponibilidades	999.200
Disminución de bancos	999.200
TOTAL RECURSOS	**68.370.325**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**67.524.471**
GASTOS DE CONSUMO	63.877.485
Remuneraciones	35.620.958
Sueldos, salarios y otras retribuciones	14.761.958
Beneficios y complementos de sueldos y salarios	13.803.803
Asistencia socioeconómica	7.055.197
Compra de bienes y servicios	23.445.859
Bienes de consumo	11.103.490
Servicios no personales	12.342.369
Impuestos indirectos	2.845.668
Depreciación y amortización	1.965.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.646.986
Al sector privado	3.646.986
Transferencias corrientes al sector privado	3.646.986
Directas a personas	3.646.986
Pensiones y otros beneficios asociados	199.582
Jubilaciones y otros beneficios asociados	3.447.404
GASTOS DE CAPITAL	**845.854**
INVERSIÓN REAL DIRECTA	845.854
Formación bruta de capital fijo	845.854
Maquinaria, equipos y otros bienes muebles	845.854
TOTAL EGRESOS	**68.370.325**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Ingresos Propios	De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
127381	Soluciones tecnológicas dirigidas al sector agro productivo mediante capacitaciones especializadas	persona	430					20.678.323			999.200	21.677.523
TOTAL								20.678.323			999.200	21.677.523

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	978.482		17.333.744				18.312.226
02	Gestión Administrativa	17.846.201		6.887.389				24.733.590
03	Previsión y Protección Social			3.646.986				3.646.986
TOTAL		18.824.683		27.868.119				46.692.802

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**95**	**99**		**194**	**12.025.169**	**731.589**	**12.756.758**
Alto Nivel y de Dirección		1		1	99.370		99.370
Profesional y Técnico	85	62		147	9.847.270	721.786	10.569.056
Personal Administrativo		2		2	133.794	9.803	143.597
Personal de Investigación	5	17		22	722.490		722.490
Obrero	5	17		22	1.222.245		1.222.245
TOTAL	**95**	**99**		**194**	**12.025.169**	**731.589**	**12.756.758**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**15**	**9**	**24**	**3.447.404**
Empleados	13	7	20	2.861.345
Obreros	2	2	4	586.059
Pensionados	**1**		**1**	**199.582**
Empleados	1		1	199.582
TOTAL	**16**	**9**	**25**	**3.646.986**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	35.620.958
4.02	Materiales, suministros y mercancías	11.103.490
4.03	Servicios no personales	15.188.037
4.04	Activos reales	845.854
4.07	Transferencias y donaciones	3.646.986
4.08	Otros gastos	1.965.000
	TOTAL	**68.370.325**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**65.406.125**
INGRESOS CORRIENTES ORDINARIOS	65.406.125
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	16.859.683
Venta de otros bienes y servicios	16.859.683
TRANSFERENCIAS CORRIENTES	48.546.442
Transferencias corrientes del sector público	48.546.442
Transferencias corrientes internas recibidas del sector público	48.546.442
De la República	48.546.442
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	48.546.442
-Ingresos Ordinarios	48.546.442
1.2 GASTOS CORRIENTES	**67.524.471**
GASTOS DE CONSUMO	63.877.485
Remuneraciones	35.620.958
Sueldos, salarios y otras retribuciones	14.761.958
Beneficios y complementos de sueldos y salarios	13.803.803
Asistencia socioeconómica	7.055.197
Compra de bienes y servicios	23.445.859
Bienes de consumo	11.103.490
Servicios no personales	12.342.369
Impuestos indirectos	2.845.668
Depreciación y amortización	1.965.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.646.986
Al sector privado	3.646.986
Transferencias corrientes al sector privado	3.646.986
Directas a personas	3.646.986
Pensiones y otros beneficios asociados	199.582
Jubilaciones y otros beneficios asociados	3.447.404
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(2.118.346)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(153.346)**
RECURSOS PROPIOS DE CAPITAL	(153.346)
Desahorro en cuenta corriente	(2.118.346)
Incremento de la depreciación y amortización acumuladas	1.965.000
2.2 GASTOS DE CAPITAL	**845.854**
INVERSIÓN REAL DIRECTA	845.854
Formación bruta de capital fijo	845.854
Maquinaria, equipos y otros bienes muebles	845.854
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(999.200)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**999.200**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	999.200
Disminución de otros activos financieros	999.200
Disminución de disponibilidades	999.200
Disminución de bancos	999.200
3.2 APLICACIONES FINANCIERAS	**999.200**
DÉFICIT FINANCIERO	999.200

A0307

Fundación para el Servicio de Asistencia Médica Hospitalaria para estudiantes de Educación Superior (FAMES)

FUNDACIÓN PARA EL SERVICIO DE ASISTENCIA MÉDICA HOSPITALARIA PARA ESTUDIANTES DE EDUCACIÓN SUPERIOR (FAMES)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para el Servicio de Asistencia Médica Hospitalaria para los Estudiantes de Educación Superior (Fames) es una Institución del Estado Venezolano que tiene como Misión, contribuir con la creación, fortalecimiento y mantenimiento de una cultura que incorpore a la salud como la primera de nuestras libertades, aunado a un enfoque preventivo de las enfermedades en los Estudiantes Universitarios, en consonancia con las directrices políticas que, en el tema dicte el Estado.

Este plan social fue aprobado por los Rectores de las Universidades, en una reunión del 29 de septiembre de 1989, y concretó la creación de Fames, como se desprende del Decreto Nº 531, del 6 de octubre de 1989, emanado de la Presidencia de la República. En el mencionado Decreto se establece, que Fames está destinada a promover y organizar en todo el ámbito Nacional, el financiamiento, así como administrar y ejecutar el Plan Asistencial, a través de un Baremo Social que establece con convenios firmados con Clínicas, Hospitales, Centros de Diagnósticos, Cruz Roja y Médicos Especialistas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**135.508.870**
INGRESOS CORRIENTES ORDINARIOS	135.508.870
TRANSFERENCIAS CORRIENTES	135.508.870
Transferencias corrientes del sector público	135.508.870
Transferencias corrientes internas recibidas del sector público	135.508.870
De la República	135.508.870
FUENTES FINANCIERAS	**51.054.134**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	51.054.134
Disminución de otros activos financieros	51.054.134
Disminución de disponibilidades	51.054.134
Disminución de bancos	51.054.134
TOTAL RECURSOS	**186.563.004**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**182.558.068**
GASTOS DE CONSUMO	151.158.068
Remuneraciones	112.415.204
Sueldos, salarios y otras retribuciones	44.707.737
Beneficios y complementos de sueldos y salarios	29.409.517
Aportes patronales	4.544.821
Prestaciones sociales y otras indemnizaciones	8.976.546
Asistencia socioeconómica	24.776.583
Compra de bienes y servicios	34.299.928
Bienes de consumo	13.663.660
Servicios no personales	20.636.268
Impuestos indirectos	4.442.936
TRANSFERENCIAS Y DONACIONES CORRIENTES	31.400.000
Al sector privado	30.000.000
Transferencias corrientes al sector privado	30.000.000
Otras transferencias corrientes internas al sector privado	30.000.000
Al sector público	1.400.000
Donaciones corrientes al sector público	1.400.000
A los entes descentralizados sin fines empresariales	1.400.000
GASTOS DE CAPITAL	**4.004.936**
INVERSIÓN REAL DIRECTA	4.004.936
Formación bruta de capital fijo	4.004.936
Maquinaria, equipos y otros bienes muebles	4.004.936
TOTAL EGRESOS	**186.563.004**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos							Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos						Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones						
							De la República		De los Entes Descentralizados	Otras			
							Proyectos por Endeudamiento	Otras					
127385	Atención médica y promoción de la salud de los estudiantes universitarios del sector público nacional para la prevención de enfermedades, a través de la dotación a las comisiones de salud y servicios médicos de las Instituciones de Educación Universitaria.	dotación	100									3.588.000	3.588.000
TOTAL												3.588.000	3.588.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			112.415.204			4.695.768	117.110.972
02	Gestión Administrativa			23.093.666			42.770.366	65.864.032
TOTAL				135.508.870			47.466.134	182.975.004

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**55**	**28**	**1**	**84**	**11.604.538**	**9.645.661**	**21.250.199**
Alto Nivel y de Dirección		1		1	195.932	166.543	362.475
Directivo	5	3	1	9	1.475.014	1.253.762	2.728.776
Profesional y Técnico	39	17		56	7.796.505	6.627.029	14.423.534
Personal Administrativo	8	2		10	1.264.298	1.074.653	2.338.951
Obrero	3	5		8	872.789	523.674	1.396.463
Personal Fijo a Tiempo Parcial	**2**	**2**		**4**	**302.805**	**257.384**	**560.189**
Personal Médico	2	2		4	302.805	257.384	560.189
Personal Contratado	**2**	**2**		**4**	**534.361**		**534.361**
Profesional y Técnico	2	2		4	534.361		534.361
TOTAL	**59**	**32**	**1**	**92**	**12.441.704**	**9.903.045**	**22.344.749**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	112.415.204
4.02	Materiales, suministros y mercancías	13.663.660
4.03	Servicios no personales	25.079.204
4.04	Activos reales	4.004.936
4.07	Transferencias y donaciones	31.400.000
	TOTAL	**186.563.004**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**135.508.870**
INGRESOS CORRIENTES ORDINARIOS	135.508.870
TRANSFERENCIAS CORRIENTES	135.508.870
Transferencias corrientes del sector público	135.508.870
Transferencias corrientes internas recibidas del sector público	135.508.870
De la República	135.508.870
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnologia	135.508.870
-Ingresos Ordinarios	135.508.870
1.2 GASTOS CORRIENTES	**182.558.068**
GASTOS DE CONSUMO	151.158.068
Remuneraciones	112.415.204
Sueldos, salarios y otras retribuciones	44.707.737
Beneficios y complementos de sueldos y salarios	29.409.517
Aportes patronales	4.544.821
Prestaciones sociales y otras indemnizaciones	8.976.546
Asistencia socioeconómica	24.776.583
Compra de bienes y servicios	34.299.928
Bienes de consumo	13.663.660
Servicios no personales	20.636.268
Impuestos indirectos	4.442.936
TRANSFERENCIAS Y DONACIONES CORRIENTES	31.400.000
Al sector privado	30.000.000
Transferencias corrientes al sector privado	30.000.000
Otras transferencias corrientes internas al sector privado	30.000.000
Al sector público	1.400.000
Donaciones corrientes al sector público	1.400.000
A los entes descentralizados sin fines empresariales	1.400.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(47.049.198)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(47.049.198)**
RECURSOS PROPIOS DE CAPITAL	(47.049.198)
Desahorro en cuenta corriente	(47.049.198)
2.2 GASTOS DE CAPITAL	**4.004.936**
INVERSIÓN REAL DIRECTA	4.004.936
Formación bruta de capital fijo	4.004.936
Maquinaria, equipos y otros bienes muebles	4.004.936
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(51.054.134)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**51.054.134**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	51.054.134
Disminución de otros activos financieros	51.054.134
Disminución de disponibilidades	51.054.134
Disminución de bancos	51.054.134
3.2 APLICACIONES FINANCIERAS	**51.054.134**
DÉFICIT FINANCIERO	51.054.134

A0313

Fundación Instituto de Estudios Avanzados (IDEA)

FUNDACIÓN INSTITUTO DE ESTUDIOS AVANZADOS (IDEA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Instituto de Estudios Avanzados (Idea), fue creada el 15 de noviembre de 1979 y desde su inicio en el campus, realiza investigaciones en biología humana, específicamente en neurología y genética. Recientemente, se crearon unidades de investigación en genómica, en biotecnología de plantas, en biotecnología aplicada al petróleo, al ambiente y a los recursos naturales en bioética y bioseguridad.

La visión del Idea, es constituirse en un Instituto de referencia nacional e internacional en biotecnología y áreas afines a la biología. Su orientación debe ser la búsqueda de la excelencia científica y académica, promoviendo el carácter competitivo e innovador en dichas áreas.

La misión del Idea, es organizar, coordinar y crear espacios que concentren a grupos de investigadores, con el propósito de desarrollar programas y proyectos de investigación e innovación en el área de las ciencias biológicas y afines.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**166.210.635**
INGRESOS CORRIENTES ORDINARIOS	166.210.635
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.010.900
Venta de otros bienes y servicios	2.010.900
TRANSFERENCIAS CORRIENTES	164.199.735
Transferencias corrientes del sector público	164.199.735
Transferencias corrientes internas recibidas del sector público	164.199.735
De la República	164.199.735
INGRESOS DE CAPITAL	**4.478.677**
RECURSOS PROPIOS DE CAPITAL	4.478.677
Incremento de la depreciación y amortización acumuladas	4.478.677
FUENTES FINANCIERAS	**13.575.403**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	13.575.403
Disminución de otros activos financieros	13.575.403
Disminución de disponibilidades	13.575.403
Disminución de bancos	13.575.403
TOTAL RECURSOS	**184.264.715**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**184.264.715**
GASTOS DE CONSUMO	177.835.761
Remuneraciones	101.780.424
Sueldos, salarios y otras retribuciones	27.633.261
Beneficios y complementos de sueldos y salarios	14.393.398
Aportes patronales	2.898.298
Prestaciones sociales y otras indemnizaciones	10.362.515
Asistencia socioeconómica	46.492.952
Compra de bienes y servicios	68.123.785
Bienes de consumo	22.654.234
Servicios no personales	45.469.551
Impuestos indirectos	3.452.875
Depreciación y amortización	4.478.677
TRANSFERENCIAS Y DONACIONES CORRIENTES	6.428.954
Al sector privado	6.428.954
Transferencias corrientes al sector privado	6.428.954
Directas a personas	6.428.954
Jubilaciones y otros beneficios asociados	6.428.954
TOTAL EGRESOS	**184.264.715**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127293	Desarrollo de tecnologías para la obtención de alimentos y productos especiales a escala de laboratorio para el tratamiento de pacientes con fenilcetonuria.	producto	2					22.640.957				22.640.957
127295	Desarrollo de metodologías biotecnológicas para la producción de semilla básica de estevia.	evaluación	142					6.129.303				6.129.303
127297	Mejoramiento de crudos extra-pesados de la Faja Petrolífera del Orinoco "Hugo Chávez Frías" a través de conversión enzimática de asfaltenos.	investigación	1					4.532.833				4.532.833
127335	Fortalecer los estudios de cuarto nivel a través de la aplicación de un Plan Nacional de Formación Avanzada en Biotecnología en las áreas Agrícola, Salud, Energía y Ambiente	estudiante	30					2.857.810				2.857.810
127336	Construcción de categorías conceptuales y metodologías multidisciplinarias para la comprensión y el fortalecimiento de los procesos de participación política y el fortalecimiento del Poder Popular en Venezuela.	investigación	8					1.928.510				1.928.510
TOTAL								38.089.413				38.089.413

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			96.317.234			4.349.590	100.666.824
02	Gestión Administrativa	6.489.577		23.364.134			9.225.813	39.079.524
03	Previsión y Protección Social			6.428.954				6.428.954
	TOTAL	6.489.577		126.110.322			13.575.403	146.175.302

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**190**	**158**	**44**	**392**	**22.328.290**		**22.328.290**
Directivo	3	7	6	16	1.592.032		1.592.032
Profesional y Técnico	58	32	12	102	7.052.648		7.052.648
Personal Administrativo	21	22	7	50	3.378.106		3.378.106
Personal de Investigación	73	43	14	130	5.911.686		5.911.686
Obrero	35	54	5	94	4.393.818		4.393.818
Personal Contratado	**2**	**3**		**5**	**140.143**		**140.143**
Personal Administrativo	2	1		3	51.356		51.356
Personal Médico		2		2	88.787		88.787
TOTAL	**192**	**161**	**44**	**397**	**22.468.433**		**22.468.433**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**29**	**22**	**51**	**6.428.954**
Empleados	22	12	34	3.928.512
Obreros	7	10	17	2.500.442
TOTAL	**29**	**22**	**51**	**6.428.954**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	101.780.424
4.02	Materiales, suministros y mercancías	22.654.234
4.03	Servicios no personales	48.922.426
4.07	Transferencias y donaciones	6.428.954
4.08	Otros gastos	4.478.677
	TOTAL	**184.264.715**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**166.210.635**
INGRESOS CORRIENTES ORDINARIOS	166.210.635
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.010.900
Venta de otros bienes y servicios	2.010.900
TRANSFERENCIAS CORRIENTES	164.199.735
Transferencias corrientes del sector público	164.199.735
Transferencias corrientes internas recibidas del sector público	164.199.735
De la República	164.199.735
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	164.199.735
- Ingresos Ordinarios	164.199.735
1.2 GASTOS CORRIENTES	**184.264.715**
GASTOS DE CONSUMO	177.835.761
Remuneraciones	101.780.424
Sueldos, salarios y otras retribuciones	27.633.261
Beneficios y complementos de sueldos y salarios	14.393.398
Aportes patronales	2.898.298
Prestaciones sociales y otras indemnizaciones	10.362.515
Asistencia socioeconómica	46.492.952
Compra de bienes y servicios	68.123.785
Bienes de consumo	22.654.234
Servicios no personales	45.469.551
Impuestos indirectos	3.452.875
Depreciación y amortización	4.478.677
TRANSFERENCIAS Y DONACIONES CORRIENTES	6.428.954
Al sector privado	6.428.954
Transferencias corrientes al sector privado	6.428.954
Directas a personas	6.428.954
Jubilaciones y otros beneficios asociados	6.428.954
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(18.054.080)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(13.575.403)**
RECURSOS PROPIOS DE CAPITAL	(13.575.403)
Desahorro en cuenta corriente	(18.054.080)
Incremento de la depreciación y amortización acumuladas	4.478.677
2.2 GASTOS DE CAPITAL	
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(13.575.403)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**13.575.403**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	13.575.403
Disminución de otros activos financieros	13.575.403
Disminución de disponibilidades	13.575.403
Disminución de bancos	13.575.403
3.2 APLICACIONES FINANCIERAS	**13.575.403**
DÉFICIT FINANCIERO	13.575.403

A0314

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Anzoátegui (Fundacite-Anzoátegui)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO ANZOÁTEGUI (FUNDACITE-ANZOÁTEGUI)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Anzoátegui (Fundacite-Anzoátegui), es un ente adscrito al Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología, fundada con el objetivo principal de desarrollar y canalizar la cogestión y corresponsabilidad entre el Poder Público y el Poder Popular para fomentar, estimular y coordinar articuladamente con los actores del Sistema Regional y Nacional de Ciencia, Tecnología e Innovación, la generación, aplicación y divulgación de conocimientos, tecnologías y capacitación de talento humano, mediante el apoyo y fortalecimiento de las actividades de investigación y desarrollo tecnológico, que favorezcan la inclusión social, impulsen el crecimiento de la economía bajo un modelo endógeno, sustentable y humano que mejoren la calidad de vida de la población y contribuya a la independencia y soberanía del estado Anzoátegui.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**8.849.894**
INGRESOS CORRIENTES ORDINARIOS	8.849.894
TRANSFERENCIAS CORRIENTES	8.849.894
Transferencias corrientes del sector público	8.849.894
Transferencias corrientes internas recibidas del sector público	8.849.894
De la República	8.849.894
INGRESOS DE CAPITAL	**1.387.416**
RECURSOS PROPIOS DE CAPITAL	1.387.416
Incremento de la depreciación y amortización acumuladas	1.387.416
FUENTES FINANCIERAS	**1.786.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.786.000
Disminución de otros activos financieros	1.786.000
Disminución de disponibilidades	1.786.000
Disminución de bancos	1.786.000
TOTAL RECURSOS	**12.023.310**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**10.823.310**
GASTOS DE CONSUMO	10.751.850
Remuneraciones	7.144.291
Sueldos, salarios y otras retribuciones	2.292.292
Beneficios y complementos de sueldos y salarios	3.588.743
Asistencia socioeconómica	1.263.256
Compra de bienes y servicios	2.048.193
Bienes de consumo	407.696
Servicios no personales	1.640.497
Impuestos indirectos	171.950
Depreciación y amortización	1.387.416
TRANSFERENCIAS Y DONACIONES CORRIENTES	71.460
Al sector privado	71.460
Transferencias corrientes al sector privado	71.460
Directas a personas	71.460
Jubilaciones y otros beneficios asociados	71.460
APLICACIONES FINANCIERAS	**1.200.000**
DISMINUCIÓN DE PASIVOS	1.200.000
Disminución de otros pasivos	1.200.000
Disminución de obligaciones de ejercicios anteriores	1.200.000
TOTAL EGRESOS	**12.023.310**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127304	Aplicación de conocimientos y tecnologías para mejorar e incrementar la producción y calidad de semillas de cereales y leguminosas en el estado Anzoátegui.	unidad	6					277.513				277.513
TOTAL								277.513				277.513

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			7.008.456			166.000	7.174.456
02	Gestión Administrativa	1.387.416		1.492.465			1.620.000	4.499.881
03	Previsión y Protección Social			71.460				71.460
TOTAL		1.387.416		8.572.381			1.786.000	11.745.797

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**22**	**17**		**39**	**1.736.674**		**1.736.674**
Alto Nivel y de Dirección		1		1	44.531		44.531
Directivo	7	2		9	400.771		400.771
Profesional y Técnico	9	6		15	667.951		667.951
Personal Administrativo	5	3		8	356.241		356.241
Obrero	1	5		6	267.180		267.180
Personal Contratado		**4**		**4**	**128.000**		**128.000**
Profesional y Técnico		2		2	108.000		108.000
Obrero		2		2	20.000		20.000
TOTAL	**22**	**21**		**43**	**1.864.674**		**1.864.674**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**1**		**1**	**71.460**
Empleados	1		1	71.460
TOTAL	**1**		**1**	**71.460**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	7.144.291
4.02	Materiales, suministros y mercancías	407.696
4.03	Servicios no personales	1.812.447
4.07	Transferencias y donaciones	71.460
4.08	Otros gastos	1.387.416
4.11	Disminución de pasivos	1.200.000
	TOTAL	12.023.310

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**8.849.894**
INGRESOS CORRIENTES ORDINARIOS	8.849.894
TRANSFERENCIAS CORRIENTES	8.849.894
Transferencias corrientes del sector público	8.849.894
Transferencias corrientes internas recibidas del sector público	8.849.894
De la República	8.849.894
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	8.849.894
- Ingresos Ordinarios	8.849.894
1.2 GASTOS CORRIENTES	**10.823.310**
GASTOS DE CONSUMO	10.751.850
Remuneraciones	7.144.291
Sueldos, salarios y otras retribuciones	2.292.292
Beneficios y complementos de sueldos y salarios	3.588.743
Asistencia socioeconómica	1.263.256
Compra de bienes y servicios	2.048.193
Bienes de consumo	407.696
Servicios no personales	1.640.497
Impuestos indirectos	171.950
Depreciación y amortización	1.387.416
TRANSFERENCIAS Y DONACIONES CORRIENTES	71.460
Al sector privado	71.460
Transferencias corrientes al sector privado	71.460
Directas a personas	71.460
Jubilaciones y otros beneficios asociados	71.460
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.973.416)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(586.000)**
RECURSOS PROPIOS DE CAPITAL	(586.000)
Desahorro en cuenta corriente	(1.973.416)
Incremento de la depreciación y amortización acumuladas	1.387.416
2.2 GASTOS DE CAPITAL	
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(586.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**1.786.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.786.000
Disminución de otros activos financieros	1.786.000
Disminución de disponibilidades	1.786.000
Disminución de bancos	1.786.000
3.2 APLICACIONES FINANCIERAS	**1.786.000**
DISMINUCIÓN DE PASIVOS	1.200.000
Disminución de otros pasivos	1.200.000
Disminución de obligaciones de ejercicios anteriores	1.200.000
DÉFICIT FINANCIERO	586.000

A0315

Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Aragua (Fundacite-Aragua)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO ARAGUA (FUNDACITE-ARAGUA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Aragua (Fundacite-Aragua), ente adscrito al Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología, fundada con el objetivo principal de desarrollar y canalizar la cogestión y corresponsabilidad entre el Poder Público y el Poder Popular para fomentar, estimular y coordinar articuladamente con los actores del Sistema Regional y Nacional de Ciencia, Tecnología e Innovación, la generación, aplicación y divulgación de conocimientos, tecnologías y capacitación de talento humano, mediante el apoyo y fortalecimiento de las actividades de investigación y desarrollo tecnológico, que favorezcan la inclusión social, impulsen el crecimiento de la economía bajo un modelo endógeno, sustentable y humano que mejoren la calidad de vida de la población y contribuya a la independencia y soberanía del estado Aragua.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**24.711.509**
INGRESOS CORRIENTES ORDINARIOS	24.711.509
TRANSFERENCIAS CORRIENTES	24.711.509
Transferencias corrientes del sector público	24.711.509
Transferencias corrientes internas recibidas del sector público	24.711.509
De la República	24.711.509
INGRESOS DE CAPITAL	**850.000**
RECURSOS PROPIOS DE CAPITAL	850.000
Incremento de la depreciación y amortización acumuladas	850.000
FUENTES FINANCIERAS	**5.060.644**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.060.644
Disminución de otros activos financieros	5.060.644
Disminución de disponibilidades	5.060.644
Disminución de bancos	5.060.644
TOTAL RECURSOS	**30.622.153**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	30.433.153
GASTOS DE CONSUMO	29.915.861
Remuneraciones	19.251.915
Sueldos, salarios y otras retribuciones	6.885.653
Beneficios y complementos de sueldos y salarios	5.364.327
Aportes patronales	1.027.463
Asistencia socioeconómica	5.974.472
Compra de bienes y servicios	8.880.356
Bienes de consumo	4.408.158
Servicios no personales	4.472.198
Impuestos indirectos	933.590
Depreciación y amortización	850.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	517.292
Al sector privado	517.292
Transferencias corrientes al sector privado	517.292
Directas a personas	517.292
Jubilaciones y otros beneficios asociados	517.292
GASTOS DE CAPITAL	189.000
INVERSIÓN REAL DIRECTA	189.000
Formación bruta de capital fijo	189.000
Maquinaria, equipos y otros bienes muebles	189.000
TOTAL EGRESOS	30.622.153

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	Presupuesto 2016
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127299	Conformación del Plan Regional de Ciencia, Tecnología e Innovación del Estado Aragua	plan	1								636.700	636.700
127310	Conformación de la Red Regional de investigación-formación del estado Aragua.	red	1								660.544	660.544
TOTAL											1.297.244	1.297.244

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						
		Ingresos					Fuentes Financieras	Presupuesto 2016
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			19.251.915			112.000	19.363.915
02	Gestión Administrativa	850.000		4.942.302			3.651.400	9.443.702
03	Previsión y Protección Social			517.292				517.292
TOTAL		850.000		24.711.509			3.763.400	29.324.909

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**31**	**25**		**56**	**4.987.584**		**4.987.584**
Alto Nivel y de Dirección		1		1	89.064		89.064
Directivo	5	6		11	1.068.768		1.068.768
Profesional y Técnico	13	4		17	1.425.024		1.425.024
Personal Administrativo	7	3		10	890.640		890.640
Obrero	6	11		17	1.514.088		1.514.088
Personal Contratado	**6**	**8**		**14**	**1.246.896**		**1.246.896**
Profesional y Técnico	6	7		13	1.157.832		1.157.832
Obrero		1		1	89.064		89.064
TOTAL	37	33		70	6.234.480		6.234.480

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	3	1	4	**517.292**
Empleados	3	1	4	517.292
TOTAL	3	1	4	517.292

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	19.251.915
4.02	Materiales, suministros y mercancías	4.408.158
4.03	Servicios no personales	5.405.788
4.04	Activos reales	189.000
4.07	Transferencias y donaciones	517.292
4.08	Otros gastos	850.000
	TOTAL	**30.622.153**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**24.711.509**
INGRESOS CORRIENTES ORDINARIOS	24.711.509
TRANSFERENCIAS CORRIENTES	24.711.509
Transferencias corrientes del sector público	24.711.509
Transferencias corrientes internas recibidas del sector público	24.711.509
De la República	24.711.509
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	24.711.509
- Ingresos Ordinarios	24.711.509
1.2 GASTOS CORRIENTES	**30.433.153**
GASTOS DE CONSUMO	29.915.861
Remuneraciones	19.251.915
Sueldos, salarios y otras retribuciones	6.885.653
Beneficios y complementos de sueldos y salarios	5.364.327
Aportes patronales	1.027.463
Asistencia socioeconómica	5.974.472
Compra de bienes y servicios	8.880.356
Bienes de consumo	4.408.158
Servicios no personales	4.472.198
Impuestos indirectos	933.590
Depreciación y amortización	850.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	517.292
Al sector privado	517.292
Transferencias corrientes al sector privado	517.292
Directas a personas	517.292
Jubilaciones y otros beneficios asociados	517.292
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(5.721.644)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	(4.871.644)
RECURSOS PROPIOS DE CAPITAL	(4.871.644)
Desahorro en cuenta corriente	(5.721.644)
Incremento de la depreciación y amortización acumuladas	850.000
2.2 GASTOS DE CAPITAL	189.000
INVERSIÓN REAL DIRECTA	189.000
Formación bruta de capital fijo	189.000
Maquinaria, equipos y otros bienes muebles	189.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	(5.060.644)
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	5.060.644
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.060.644
Disminución de otros activos financieros	5.060.644
Disminución de disponibilidades	5.060.644
Disminución de bancos	5.060.644
3.2 APLICACIONES FINANCIERAS	5.060.644
DÉFICIT FINANCIERO	5.060.644

A0316

Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Carabobo (Fundacite-Carabobo)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO CARABOBO (FUNDACITE-CARABOBO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Carabobo (Fundacite-Carabobo), ente adscrito al Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología, fundada con el objetivo principal de desarrollar y canalizar la cogestión y corresponsabilidad entre el Poder Público y el Poder Popular para fomentar, estimular y coordinar articuladamente con los actores del Sistema Regional y Nacional de Ciencia, Tecnología e Innovación, la generación, aplicación y divulgación de conocimientos, tecnologías y capacitación de talento humano, mediante el apoyo y fortalecimiento de las actividades de investigación y desarrollo tecnológico, que favorezcan la inclusión social, impulsen el crecimiento de la economía bajo un modelo endógeno, sustentable y humano que mejoren la calidad de vida de la población y contribuya a la independencia y soberanía de la Nación.

Para este abordaje, la acción de Fundacite Carabobo para el presente ejercicio económico-financiero, seguirá en la consolidación del nuevo modelo de científico-tecnológico en el Sistema Nacional de Ciencia y Tecnología e Innovación.

Presupuestariamente la Fundacite Carabobo orientará, los recursos hacia el desarrollo de los proyectos que privilegien la inversión y que represente un efecto multiplicador importante para su región, en el marco de la concepción estratégica del desarrollo endógeno.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**12.657.406**
INGRESOS CORRIENTES ORDINARIOS	12.657.406
TRANSFERENCIAS CORRIENTES	12.657.406
Transferencias corrientes del sector público	12.657.406
Transferencias corrientes internas recibidas del sector público	12.657.406
De la República	12.657.406
INGRESOS DE CAPITAL	**695.234**
RECURSOS PROPIOS DE CAPITAL	695.234
Incremento de la depreciación y amortización acumuladas	695.234
FUENTES FINANCIERAS	**3.051.143**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.051.143
Disminución de otros activos financieros	3.051.143
Disminución de disponibilidades	3.051.143
Disminución de bancos	3.051.143
TOTAL RECURSOS	**16.403.783**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**15.987.469**
GASTOS DE CONSUMO	15.893.291
Remuneraciones	10.004.273
Sueldos, salarios y otras retribuciones	2.154.693
Beneficios y complementos de sueldos y salarios	3.205.437
Aportes patronales	547.560
Prestaciones sociales y otras indemnizaciones	1.219.564
Asistencia socioeconómica	2.877.019
Compra de bienes y servicios	4.694.147
Bienes de consumo	2.211.714
Servicios no personales	2.482.433
Impuestos indirectos	499.637
Depreciación y amortización	695.234
TRANSFERENCIAS Y DONACIONES CORRIENTES	94.178
Al sector privado	94.178
Transferencias corrientes al sector privado	94.178
Directas a personas	94.178
Jubilaciones y otros beneficios asociados	94.178
GASTOS DE CAPITAL	**416.314**
INVERSIÓN REAL DIRECTA	416.314
Formación bruta de capital fijo	416.314
Maquinaria, equipos y otros bienes muebles	334.715
Construcciones de bienes de dominio privado	81.599
TOTAL EGRESOS	**16.403.783**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género: Fem.	Meta: Género: Masc.	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
127314	Conformación del Plan Regional de Ciencia, Tecnología e Innovación en el estado Carabobo	plan	4					800.000			2.153.808	2.953.808
TOTAL								**800.000**			**2.153.808**	**2.953.808**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			10.031.747				10.031.747
02	Gestión Administrativa	695.234		1.731.481			897.335	3.324.050
03	Previsión y Protección Social			94.178				94.178
TOTAL		**695.234**		**11.857.406**			**897.335**	**13.449.975**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**21**	**22**		**43**	**1.914.810**		**1.914.810**
Alto Nivel y de Dirección		1		1	44.532		44.532
Directivo	2	3		5	264.954		264.954
Profesional y Técnico	17	13		30	1.293.600		1.293.600
Obrero	2	5		7	311.724		311.724
TOTAL	**21**	**22**		**43**	**1.914.810**		**1.914.810**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**1**		**1**	**94.178**
Empleados	1		1	94.178
TOTAL	**1**		**1**	**94.178**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	10.004.273
4.02	Materiales, suministros y mercancias	2.211.714
4.03	Servicios no personales	2.982.070
4.04	Activos reales	416.314
4.07	Transferencias y donaciones	94.178
4.08	Otros gastos	695.234
	TOTAL	**16.403.783**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**12.657.406**
INGRESOS CORRIENTES ORDINARIOS	12.657.406
TRANSFERENCIAS CORRIENTES	12.657.406
Transferencias corrientes del sector público	12.657.406
Transferencias corrientes internas recibidas del sector público	12.657.406
De la República	12.657.406
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	12.657.406
- Ingresos Ordinarios	12.657.406
1.2 GASTOS CORRIENTES	**15.987.469**
GASTOS DE CONSUMO	15.893.291
Remuneraciones	10.004.273
Sueldos, salarios y otras retribuciones	2.154.693
Beneficios y complementos de sueldos y salarios	3.205.437
Aportes patronales	547.560
Prestaciones sociales y otras indemnizaciones	1.219.564
Asistencia socioeconómica	2.877.019
Compra de bienes y servicios	4.694.147
Bienes de consumo	2.211.714
Servicios no personales	2.482.433
Impuestos indirectos	499.637
Depreciación y amortización	695.234
TRANSFERENCIAS Y DONACIONES CORRIENTES	94.178
Al sector privado	94.178
Transferencias corrientes al sector privado	94.178
Directas a personas	94.178
Jubilaciones y otros beneficios asociados	94.178
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(3.330.063)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(2.634.829)**
RECURSOS PROPIOS DE CAPITAL	(2.634.829)
Desahorro en cuenta corriente	(3.330.063)
Incremento de la depreciación y amortización acumuladas	695.234
2.2 GASTOS DE CAPITAL	**416.314**
INVERSIÓN REAL DIRECTA	416.314
Formación bruta de capital fijo	416.314
Maquinaria, equipos y otros bienes muebles	334.715
Construcciones de bienes de dominio privado	81.599
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(3.051.143)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**3.051.143**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.051.143
Disminución de otros activos financieros	3.051.143
Disminución de disponibilidades	3.051.143
Disminución de bancos	3.051.143
3.2 APLICACIONES FINANCIERAS	**3.051.143**
DÉFICIT FINANCIERO	3.051.143

A0318

Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Falcón (Fundacite-Falcón)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO FALCÓN (FUNDACITE-FALCÓN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Falcón (Fundacite - Falcón), ente adscrito al Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología, fundada con el objetivo principal de desarrollar y canalizar la cogestión y corresponsabilidad entre el Poder Público y el Poder Popular para fomentar, estimular y coordinar articuladamente con los actores del Sistema Regional y Nacional de Ciencia, Tecnología e Innovación, la generación, aplicación y divulgación de conocimientos, tecnologías y capacitación de talento humano, mediante el apoyo y fortalecimiento de las actividades de investigación y desarrollo tecnológico, que favorezcan la inclusión social, impulsen el crecimiento de la economía bajo un modelo endógeno, sustentable y humano que mejoren la calidad de vida de la población y contribuya a la independencia y soberanía de la Nación.

Para este abordaje, la acción de Fundacite Falcón para el presente ejercicio económico-financiero, seguirá en la consolidación del nuevo modelo científico-tecnológico, expresado en el Sistema Nacional de Ciencia y Tecnología e Innovación.

Es por ello, que Fundacite Falcón centra sus objetivos estratégicos en los siguientes lineamientos:

- Consolidar un estilo científico, tecnológico e innovador de carácter transformador, diverso, creativo y dinámico, garante de la independencia y la soberanía económica.
- Diseñar estrategias de integración entre las instituciones de ciencia, tecnología e innovación y las diferentes formas de organización del poder popular, a fin de generar una gestión corresponsable en la construcción del conocimiento en ciencia y tecnología.
- Fomentar la investigación e innovación como herramientas para el fortalecimiento del poder popular y de los procesos sociales emancipadores y transformadores de la sociedad.
- Fomentar la formación de recursos humanos para la investigación y la gerencia científico-tecnológica.
- Promover el desarrollo de proyectos que garanticen la complementariedad de recursos y conocimientos.
- Consolidar una infraestructura de información que satisfaga la demanda regional de los distintos sectores comprometidos con el desarrollo económico y social.
- Promover la formación y capacitación de investigadores y gerentes de ciencia y tecnología.
- Despertar el interés por la ciencia y la tecnología desde los niveles básicos de la educación y la sociedad civil en general.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**9.166.337**
INGRESOS CORRIENTES ORDINARIOS	9.166.337
TRANSFERENCIAS CORRIENTES	9.166.337
Transferencias corrientes del sector público	9.166.337
Transferencias corrientes internas recibidas del sector público	9.166.337
De la República	9.166.337
FUENTES FINANCIERAS	**661.089**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	661.089
Disminución de otros activos financieros	661.089
Disminución de disponibilidades	661.089
Disminución de bancos	661.089
TOTAL RECURSOS	**9.827.426**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**9.778.426**
GASTOS DE CONSUMO	9.398.552
Remuneraciones	7.433.494
Sueldos, salarios y otras retribuciones	2.967.940
Beneficios y complementos de sueldos y salarios	2.174.454
Aportes patronales	483.829
Prestaciones sociales y otras indemnizaciones	594.967
Asistencia socioeconómica	1.105.804
Otros gastos de personal	106.500
Compra de bienes y servicios	1.792.615
Bienes de consumo	666.042
Servicios no personales	1.126.573
Impuestos indirectos	172.443
TRANSFERENCIAS Y DONACIONES CORRIENTES	379.874
Al sector privado	379.874
Transferencias corrientes al sector privado	379.874
Directas a personas	269.874
Jubilaciones y otros beneficios asociados	269.874
Otras transferencias corrientes internas al sector privado	110.000
GASTOS DE CAPITAL	**49.000**
INVERSIÓN REAL DIRECTA	49.000
Formación bruta de capital fijo	49.000
Maquinaria, equipos y otros bienes muebles	49.000
TOTAL EGRESOS	**9.827.426**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Ingresos Propios	De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
127454	Formulación de un programa de formación del talento humano y transferencia de tecnología vinculado al desarrollo de la Zona Económica Especial de Paraguaná del estado Falcón.	programa	1					371.350				371.350
TOTAL								371.350				371.350

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			7.063.285			405.403	7.468.688
02	Gestión Administrativa			1.461.828			255.686	1.717.514
03	Previsión y Protección Social			269.874				269.874
TOTAL				8.794.987			661.089	9.456.076

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	21	13		34	1.766.356		1.766.356
Alto Nivel y de Dirección		1		1	51.952		51.952
Directivo	4	3		7	415.612		415.612
Profesional y Técnico	14	3		17	883.178		883.178
Personal Administrativo	1			1	51.952		51.952
Obrero	2	6		8	363.662		363.662
Personal Contratado	2	2		4	230.072		230.072
Directivo	1			1	51.952		51.952
Profesional y Técnico	1	2		3	178.120		178.120
TOTAL	23	15		38	1.996.428		1.996.428

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	1	1	2	269.874
Empleados	1		1	134.938
Obreros		1	1	134.936
TOTAL	1	1	2	269.874

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	7.433.494
4.02	Materiales, suministros y mercancías	666.042
4.03	Servicios no personales	1.299.016
4.04	Activos reales	49.000
4.07	Transferencias y donaciones	379.874
	TOTAL	**9.827.426**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	9.166.337
INGRESOS CORRIENTES ORDINARIOS	9.166.337
TRANSFERENCIAS CORRIENTES	9.166.337
Transferencias corrientes del sector público	9.166.337
Transferencias corrientes internas recibidas del sector público	9.166.337
De la República	9.166.337
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	9.166.337
- Ingresos Ordinarios	9.166.337
1.2 GASTOS CORRIENTES	9.778.426
GASTOS DE CONSUMO	9.398.552
Remuneraciones	7.433.494
Sueldos, salarios y otras retribuciones	2.967.940
Beneficios y complementos de sueldos y salarios	2.174.454
Aportes patronales	483.829
Prestaciones sociales y otras indemnizaciones	594.967
Asistencia socioeconómica	1.105.804
Otros gastos de personal	106.500
Compra de bienes y servicios	1.792.615
Bienes de consumo	666.042
Servicios no personales	1.126.573
Impuestos indirectos	172.443
TRANSFERENCIAS Y DONACIONES CORRIENTES	379.874
Al sector privado	379.874
Transferencias corrientes al sector privado	379.874
Directas a personas	269.874
Jubilaciones y otros beneficios asociados	269.874
Otras transferencias corrientes internas al sector privado	110.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	(612.089)

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(612.089)**
RECURSOS PROPIOS DE CAPITAL	(612.089)
Desahorro en cuenta corriente	(612.089)
2.2 GASTOS DE CAPITAL	**49.000**
INVERSIÓN REAL DIRECTA	49.000
Formación bruta de capital fijo	49.000
Maquinaria, equipos y otros bienes muebles	49.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(661.089)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**661.089**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	661.089
Disminución de otros activos financieros	661.089
Disminución de disponibilidades	661.089
Disminución de bancos	661.089
3.2 APLICACIONES FINANCIERAS	**661.089**
DÉFICIT FINANCIERO	661.089

A0319

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Bolívar (Fundacite-Bolívar)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO BOLÍVAR (FUNDACITE-BOLÍVAR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Bolívar (Fundacite - Bolívar), ente adscrito al Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología, fundada con el objetivo principal de desarrollar y canalizar la cogestión y corresponsabilidad entre el Poder Público y el Poder Popular para fomentar, estimular y coordinar articuladamente con los actores del Sistema Regional y Nacional de Ciencia, Tecnología e Innovación, la generación, aplicación y divulgación de conocimientos, tecnologías y capacitación de talento humano, mediante el apoyo y fortalecimiento de las actividades de investigación y desarrollo tecnológico, que favorezcan la inclusión social, impulsen el crecimiento de la economía bajo un modelo endógeno, sustentable y humano que mejoren la calidad de vida de la población y contribuya a la independencia y soberanía de la Nación.

Para este abordaje, la acción de Fundacite Bolívar para el ejercicio económico-financiero, seguirá en la consolidación del nuevo modelo científico-tecnológico, expresado en el Sistema Nacional de Ciencia y Tecnología e Innovación.

Es por ello, que Fundacite Bolívar centra sus objetivos estratégicos en los siguientes lineamientos:

- Consolidar un estilo científico, tecnológico e innovador de carácter transformador, diverso, creativo y dinámico, garante de la independencia y la soberanía económica.
- Diseñar estrategias de integración entre las instituciones de ciencia, tecnología e innovación y las diferentes formas de organización del poder popular, a fin de generar una gestión corresponsable en la construcción del conocimiento en ciencia y tecnología.
- Fomentar la investigación e innovación como herramientas para el fortalecimiento del poder popular y de los procesos sociales emancipadores y transformadores de la sociedad.
- Fomentar la formación de recursos humanos para la investigación y la gerencia científico-tecnológica.
- Promover el desarrollo de proyectos que garanticen la complementariedad de recursos y conocimientos.
- Consolidar una infraestructura de información que satisfaga la demanda regional de los distintos sectores comprometidos con el desarrollo económico y social.
- Promover la formación y capacitación de investigadores y gerentes de ciencia y tecnología.
- Despertar el interés por la ciencia y la tecnología desde los niveles básicos de la educación y la sociedad civil en general.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**12.812.611**
INGRESOS CORRIENTES ORDINARIOS	12.812.611
TRANSFERENCIAS CORRIENTES	12.812.611
Transferencias corrientes del sector público	12.812.611
Transferencias corrientes internas recibidas del sector público	12.812.611
De la República	12.812.611
FUENTES FINANCIERAS	**120.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	120.000
Disminución de otros activos financieros	120.000
Disminución de disponibilidades	120.000
Disminución de bancos	120.000
TOTAL RECURSOS	**12.932.611**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**12.932.611**
GASTOS DE CONSUMO	12.835.709
Remuneraciones	10.116.971
Sueldos, salarios y otras retribuciones	2.726.185
Beneficios y complementos de sueldos y salarios	3.833.807
Aportes patronales	531.575
Prestaciones sociales y otras indemnizaciones	1.109.576
Asistencia socioeconómica	1.915.828
Compra de bienes y servicios	2.564.858
Bienes de consumo	1.240.552
Servicios no personales	1.324.306
Impuestos indirectos	153.880
TRANSFERENCIAS Y DONACIONES CORRIENTES	96.902
Al sector privado	96.902
Transferencias corrientes al sector privado	96.902
Directas a personas	96.902
Jubilaciones y otros beneficios asociados	96.902
TOTAL EGRESOS	**12.932.611**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127284	Desarrollo de la Red Regional de Investigación-formación del Estado Bolívar.	red	1					362.000			120.000	482.000
TOTAL								362.000			120.000	482.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			10.193.187				10.193.187
02	Gestión Administrativa			2.160.522				2.160.522
03	Previsión y Protección Social			96.902				96.902
TOTAL				12.450.611				12.450.611

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**31**	**14**		**45**	**1.959.322**		**1.959.322**
Alto Nivel y de Dirección		1		1	178.120		178.120
Directivo	1	2		3			
Profesional y Técnico	24	6		30	1.291.362		1.291.362
Personal Administrativo	3	2		5	222.660		222.660
Obrero	3	3		6	267.180		267.180
TOTAL	**31**	**14**		**45**	**1.959.322**		**1.959.322**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados		**1**	**1**	**96.902**
Obreros		1	1	96.902
TOTAL		**1**	**1**	**96.902**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	10.116.971
4.02	Materiales, suministros y mercancias	1.240.552
4.03	Servicios no personales	1.478.186
4.07	Transferencias y donaciones	96.902
	TOTAL	**12.932.611**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**12.812.611**
INGRESOS CORRIENTES ORDINARIOS	12.812.611
TRANSFERENCIAS CORRIENTES	12.812.611
Transferencias corrientes del sector público	12.812.611
Transferencias corrientes internas recibidas del sector público	12.812.611
De la República	12.812.611
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	12.812.611
- Ingresos Ordinarios	12.812.611
1.2 GASTOS CORRIENTES	**12.932.611**
GASTOS DE CONSUMO	12.835.709
Remuneraciones	10.116.971
Sueldos, salarios y otras retribuciones	2.726.185
Beneficios y complementos de sueldos y salarios	3.833.807
Aportes patronales	531.575
Prestaciones sociales y otras indemnizaciones	1.109.576
Asistencia socioeconómica	1.915.828
Compra de bienes y servicios	2.564.858
Bienes de consumo	1.240.552
Servicios no personales	1.324.306
Impuestos indirectos	153.880
TRANSFERENCIAS Y DONACIONES CORRIENTES	96.902
Al sector privado	96.902
Transferencias corrientes al sector privado	96.902
Directas a personas	96.902
Jubilaciones y otros beneficios asociados	96.902
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(120.000)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(120.000)**
RECURSOS PROPIOS DE CAPITAL	(120.000)
Desahorro en cuenta corriente	(120.000)
2.2 GASTOS DE CAPITAL	
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(120.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**120.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	120.000
Disminución de otros activos financieros	120.000
Disminución de disponibilidades	120.000
Disminución de bancos	120.000
3.2 APLICACIONES FINANCIERAS	**120.000**
DÉFICIT FINANCIERO	120.000

A0320

Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Mérida (Fundacite-Mérida)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO MÉRIDA (FUNDACITE-MÉRIDA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Mérida (Fundacite-Mérida), ente adscrito al Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología, fundada con el objetivo principal de desarrollar y canalizar la cogestión y corresponsabilidad entre el Poder Público y el Poder Popular para fomentar, estimular y coordinar articuladamente con los actores del Sistema Regional y Nacional de Ciencia, Tecnología e Innovación, la generación, aplicación y divulgación de conocimientos, tecnologías y capacitación de talento humano, mediante el apoyo y fortalecimiento de las actividades de investigación y desarrollo tecnológico, que favorezcan la inclusión social, impulsen el crecimiento de la economía bajo un modelo endógeno, sustentable y humano que mejoren la calidad de vida de la población y contribuya a la independencia y soberanía de la Nación.

Para este abordaje, la acción de Fundacite Mérida para el presente ejercicio económico-financiero, seguirán en la consolidación del nuevo modelo científico-tecnológico, expresado en el Sistema Nacional de Ciencia y Tecnología e Innovación.

Es por ello, que Fundacite Mérida centra sus objetivos estratégicos en los siguientes lineamientos:

- Desarrollar las capacidades científico-tecnológicas vinculadas a las necesidades del pueblo.
- Consolidar un estilo científico, tecnológico e innovador de carácter transformador, diverso, creativo y dinámico, garante de la independencia y la soberanía económica.
- Diseñar estrategias de integración entre las instituciones de ciencia, tecnología e innovación y las diferentes formas de organización del poder popular, a fin de generar una gestión corresponsable en la construcción del conocimiento en ciencia y tecnología.
- Fomentar la investigación e innovación como herramientas para el fortalecimiento del poder popular y de los procesos sociales emancipadores y transformadores de la sociedad.

Presupuestariamente la Fundacite Mérida orientará, los recursos hacia el desarrollo de los proyectos que privilegien la inversión y que represente un efecto multiplicador importante para su región, en el marco de la concepción estratégica del desarrollo endógeno.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**24.435.580**
INGRESOS CORRIENTES ORDINARIOS	24.435.580
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	150.000
Venta de otros bienes y servicios	150.000
TRANSFERENCIAS CORRIENTES	24.285.580
Transferencias corrientes del sector público	24.285.580
Transferencias corrientes internas recibidas del sector público	24.285.580
De la República	24.285.580
INGRESOS DE CAPITAL	**4.300.000**
RECURSOS PROPIOS DE CAPITAL	4.300.000
Incremento de la depreciación y amortización acumuladas	4.300.000
FUENTES FINANCIERAS	**11.765.220**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	11.765.220
Disminución de otros activos financieros	11.765.220
Disminución de disponibilidades	11.765.220
Disminución de bancos	11.765.220
TOTAL RECURSOS	**40.500.800**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**32.132.808**
GASTOS DE CONSUMO	30.849.332
Remuneraciones	18.400.256
Sueldos, salarios y otras retribuciones	5.722.510
Beneficios y complementos de sueldos y salarios	3.566.614
Aportes patronales	616.587
Prestaciones sociales y otras indemnizaciones	1.271.388
Asistencia socioeconómica	2.884.699
Otros gastos de personal	4.338.458
Compra de bienes y servicios	6.845.506
Bienes de consumo	1.473.766
Servicios no personales	5.371.740
Impuestos indirectos	1.303.570
Depreciación y amortización	4.300.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.283.476
Al sector privado	1.283.476
Transferencias corrientes al sector privado	1.283.476
Directas a personas	1.283.476
Pensiones y otros beneficios asociados	456.760
Jubilaciones y otros beneficios asociados	826.716
GASTOS DE CAPITAL	**5.667.992**
INVERSIÓN REAL DIRECTA	5.667.992
Formación bruta de capital fijo	5.667.992
Maquinaria, equipos y otros bienes muebles	4.807.000
Construcciones de bienes de dominio privado	860.992
APLICACIONES FINANCIERAS	**2.700.000**
DISMINUCIÓN DE PASIVOS	2.700.000
Disminución de cuentas y efectos por pagar	2.700.000
Disminución de cuentas y efectos por pagar a corto plazo	200.000
Disminución cuentas por pagar a proveedores a corto plazo	200.000
Disminución de otras cuentas y efectos por pagar	2.500.000
Disminución de otras cuentas por pagar a corto plazo	2.500.000
TOTAL EGRESOS	**40.500.800**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
127298	Conformación de las Redes de Investigación - Formación para la consolidación de la zona de conocimiento productivo del estado bolivariano de Mérida	red	3					2.327.773			22.400	2.350.173
	TOTAL							2.327.773			22.400	2.350.173

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			18.265.938			1.120.701	19.386.639
02	Gestión Administrativa	4.450.000		2.529.343			10.501.169	17.480.512
03	Previsión y Protección Social			1.162.526			120.950	1.283.476
	TOTAL	4.450.000		21.957.807			11.742.820	38.150.627

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**43**	**28**		**71**	**2.135.588**	**172.076**	**2.307.664**
Alto Nivel y de Dirección	1			1	30.554		30.554
Directivo	9	3		12	367.782	8.826	376.608
Profesional y Técnico	26	16		42	1.312.073	150.422	1.462.495
Personal Administrativo	3	2		5	132.639	8.787	141.426
Obrero	4	7		11	292.540	4.041	296.581
Personal Contratado	**5**	**5**		**10**	**294.551**		**294.551**
Profesional y Técnico	3	5		8	242.599		242.599
Obrero	2			2	51.952		51.952
TOTAL	48	33		81	2.430.139	172.076	2.602.215

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**6**	**1**	**7**	**826.716**
Empleados	6		6	725.053
Obreros		1	1	101.663
Pensionados	**3**	**1**	**4**	**456.760**
Obreros	3	1	4	456.760
TOTAL	9	2	11	1.283.476

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	18.400.256
4.02	Materiales, suministros y mercancías	1.473.766
4.03	Servicios no personales	6.675.310
4.04	Activos reales	5.667.992
4.07	Transferencias y donaciones	1.283.476
4.08	Otros gastos	4.300.000
4.11	Disminución de pasivos	2.700.000
	TOTAL	40.500.800

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**24.435.580**
INGRESOS CORRIENTES ORDINARIOS	24.435.580
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	150.000
Venta de otros bienes y servicios	150.000
TRANSFERENCIAS CORRIENTES	24.285.580
Transferencias corrientes del sector público	24.285.580
Transferencias corrientes internas recibidas del sector público	24.285.580
De la República	24.285.580
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	24.285.580
Ingresos Ordinarios	24.285.580
1.2 GASTOS CORRIENTES	**32.132.808**
GASTOS DE CONSUMO	30.849.332
Remuneraciones	18.400.256
Sueldos, salarios y otras retribuciones	5.722.510
Beneficios y complementos de sueldos y salarios	3.566.614
Aportes patronales	616.587
Prestaciones sociales y otras indemnizaciones	1.271.388
Asistencia socioeconómica	2.884.699
Otros gastos de personal	4.338.458
Compra de bienes y servicios	6.845.506
Bienes de consumo	1.473.766
Servicios no personales	5.371.740
Impuestos indirectos	1.303.570
Depreciación y amortización	4.300.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.283.476
Al sector privado	1.283.476
Transferencias corrientes al sector privado	1.283.476
Directas a personas	1.283.476
Pensiones y otros beneficios asociados	456.760
Jubilaciones y otros beneficios asociados	826.716
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(7.697.228)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(3.397.228)**
RECURSOS PROPIOS DE CAPITAL	(3.397.228)
Desahorro en cuenta corriente	(7.697.228)
Incremento de la depreciación y amortización acumuladas	4.300.000
2.2 GASTOS DE CAPITAL	**5.667.992**
INVERSIÓN REAL DIRECTA	5.667.992
Formación bruta de capital fijo	5.667.992
Maquinaria, equipos y otros bienes muebles	4.807.000
Construcciones de bienes de dominio privado	860.992
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(9.065.220)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**11.765.220**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	11.765.220
Disminución de otros activos financieros	11.765.220
Disminución de disponibilidades	11.765.220
Disminución de bancos	11.765.220
3.2 APLICACIONES FINANCIERAS	**11.765.220**
DISMINUCIÓN DE PASIVOS	2.700.000
Disminución de cuentas y efectos por pagar	2.700.000
Disminución de cuentas y efectos por pagar a corto plazo	200.000
Disminución cuentas por pagar a proveedores a corto plazo	200.000
Disminución de otras cuentas y efectos por pagar	2.500.000
Disminución de otras cuentas por pagar a corto plazo	2.500.000
DÉFICIT FINANCIERO	9.065.220

A0321

Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Táchira (Fundacite-Táchira)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO TÁCHIRA (FUNDACITE-TÁCHIRA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Táchira (Fundacite-Táchira), ente adscrito al Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología, fundada con el objetivo principal de desarrollar y canalizar la cogestión y corresponsabilidad entre el Poder Público y el Poder Popular para fomentar, estimular y coordinar articuladamente con los actores del Sistema Regional y Nacional de Ciencia, Tecnología e Innovación, la generación, aplicación y divulgación de conocimientos, tecnologías y capacitación de talento humano, mediante el apoyo y fortalecimiento de las actividades de investigación y desarrollo tecnológico, que favorezcan la inclusión social, impulsen el crecimiento de la economía bajo un modelo endógeno, sustentable y humano que mejoren la calidad de vida de la población y contribuya a la independencia y soberanía de la Nación.

Para este abordaje, la acción de Fundacite Táchira seguirá con la consolidación del nuevo modelo científico tecnológico, expresado en el Sistema Nacional de Ciencia y Tecnología e Innovación.

Es por ello, que Fundacite Táchira centra sus objetivos estratégicos en los siguientes lineamientos:

- Desarrollar de las capacidades científico-tecnológicas vinculadas a las necesidades del pueblo.
- Consolidar un estilo científico, tecnológico e innovador de carácter transformador, diverso, creativo y dinámico, garante de la independencia y la soberanía económica.
- Diseñar estrategias de integración entre las instituciones de ciencia, tecnología e innovación y las diferentes formas de organización del poder popular, a fin de generar una gestión corresponsable en la construcción del conocimiento en ciencia y tecnología.

Presupuestariamente la Fundacite Táchira orientará, los recursos hacia el desarrollo de los proyectos que privilegien la inversión y que represente un efecto multiplicador importante para su región, en el marco de la concepción estratégica del desarrollo endógeno.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**8.218.866**
INGRESOS CORRIENTES ORDINARIOS	8.218.866
TRANSFERENCIAS CORRIENTES	8.218.866
Transferencias corrientes del sector público	8.218.866
Transferencias corrientes internas recibidas del sector público	8.218.866
De la República	8.218.866
FUENTES FINANCIERAS	**118.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	118.000
Disminución de otros activos financieros	118.000
Disminución de disponibilidades	118.000
Disminución de bancos	118.000
TOTAL RECURSOS	**8.336.866**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**8.161.866**
GASTOS DE CONSUMO	8.033.914
Remuneraciones	6.489.367
Sueldos, salarios y otras retribuciones	1.995.536
Beneficios y complementos de sueldos y salarios	1.142.456
Aportes patronales	218.562
Prestaciones sociales y otras indemnizaciones	491.367
Asistencia socioeconómica	2.641.446
Compra de bienes y servicios	1.401.074
Bienes de consumo	645.000
Servicios no personales	756.074
Impuestos indirectos	143.473
TRANSFERENCIAS Y DONACIONES CORRIENTES	127.952
Al sector privado	127.952
Transferencias corrientes al sector privado	127.952
Directas a personas	127.952
Pensiones y otros beneficios asociados	81.590
Jubilaciones y otros beneficios asociados	46.362
GASTOS DE CAPITAL	**175.000**
INVERSIÓN REAL DIRECTA	175.000
Formación bruta de capital fijo	175.000
Maquinaria, equipos y otros bienes muebles	175.000
TOTAL EGRESOS	**8.336.866**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127512	Fortalecimiento de las capacidades científico tecnológicas para satisfacer las necesidades de la Región y el País.	transferencia	5					3.105.482			53.000	3.158.482
TOTAL								3.105.482			53.000	3.158.482

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			3.655.113			50.000	3.705.113
02	Gestión Administrativa			1.330.319			15.000	1.345.319
03	Previsión y Protección Social			127.952				127.952
TOTAL				5.113.384			65.000	5.178.384

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**15**	**9**		**24**	**775.217**		**775.217**
Alto Nivel y de Dirección	1			1	385.927		385.927
Directivo	7	5		12			
Profesional y Técnico	4	4		8	381.868		381.868
Personal Administrativo	2			2			
Obrero	1			1	7.422		7.422
Personal Contratado	**2**	**2**		**4**	**150.747**		**150.747**
Profesional y Técnico	2	2		4	150.747		150.747
TOTAL	**17**	**11**		**28**	**925.964**		**925.964**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados		**1**	**1**	**46.362**
Alto Nivel y de Dirección		1	1	46.362
Pensionados		**1**	**1**	**81.590**
Empleados		1	1	81.590
TOTAL		**2**	**2**	**127.952**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	6.489.367
4.02	Materiales, suministros y mercancías	645.000
4.03	Servicios no personales	899.547
4.04	Activos reales	175.000
4.07	Transferencias y donaciones	127.952
	TOTAL	8.336.866

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**8.218.866**
INGRESOS CORRIENTES ORDINARIOS	8.218.866
TRANSFERENCIAS CORRIENTES	8.218.866
Transferencias corrientes del sector público	8.218.866
Transferencias corrientes internas recibidas del sector público	8.218.866
De la República	8.218.866
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	8.218.866
Ingresos Ordinarios	8.218.866
1.2 GASTOS CORRIENTES	**8.161.866**
GASTOS DE CONSUMO	8.033.914
Remuneraciones	6.489.367
Sueldos, salarios y otras retribuciones	1.995.536
Beneficios y complementos de sueldos y salarios	1.142.456
Aportes patronales	218.562
Prestaciones sociales y otras indemnizaciones	491.367
Asistencia socioeconómica	2.641.446
Compra de bienes y servicios	1.401.074
Bienes de consumo	645.000
Servicios no personales	756.074
Impuestos indirectos	143.473
TRANSFERENCIAS Y DONACIONES CORRIENTES	127.952
Al sector privado	127.952
Transferencias corrientes al sector privado	127.952
Directas a personas	127.952
Pensiones y otros beneficios asociados	81.590
Jubilaciones y otros beneficios asociados	46.362
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**57.000**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**57.000**
RECURSOS PROPIOS DE CAPITAL	57.000
Ahorro en cuenta corriente	57.000
2.2 GASTOS DE CAPITAL	**175.000**
INVERSIÓN REAL DIRECTA	175.000
Formación bruta de capital fijo	175.000
Maquinaria, equipos y otros bienes muebles	175.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(118.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**118.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	118.000
Disminución de otros activos financieros	118.000
Disminución de disponibilidades	118.000
Disminución de bancos	118.000
3.2 APLICACIONES FINANCIERAS	**118.000**
DÉFICIT FINANCIERO	118.000

A0322

Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Sucre (Fundacite-Sucre)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO SUCRE (FUNDACITE-SUCRE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Sucre (Fundacite-Sucre), ente adscrito al Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología, fundada con el objetivo principal de desarrollar y canalizar la cogestión y corresponsabilidad entre el Poder Público y el Poder Popular para fomentar, estimular y coordinar articuladamente con los actores del Sistema Regional y Nacional de Ciencia, Tecnología e Innovación, la generación, aplicación y divulgación de conocimientos, tecnologías y capacitación de talento humano, mediante el apoyo y fortalecimiento de las actividades de investigación y desarrollo tecnológico, que favorezcan la inclusión social, impulsen el crecimiento de la economía bajo un modelo endógeno, sustentable y humano que mejoren la calidad de vida de la población y contribuya a la independencia y soberanía de la Nación.

Para este abordaje, la acción de Fundacite Sucre en el ejercicio económico-financiero 2016, seguirá en la consolidación del nuevo modelo científico-tecnológico, expresado en el Sistema Nacional de Ciencia y Tecnología e Innovación.

Es por ello, que Fundacite Sucre centra sus objetivos estratégicos en los siguientes lineamientos:

- Desarrollar las capacidades científico-tecnológicas vinculadas a las necesidades del pueblo.
- Consolidar un estilo científico, tecnológico e innovador de carácter transformador, diverso, creativo y dinámico, garante de la independencia y la soberanía económica.
- Fomentar la investigación e innovación como herramientas para el fortalecimiento del poder popular y de los procesos sociales emancipadores y transformadores de la sociedad.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**7.948.392**
INGRESOS CORRIENTES ORDINARIOS	7.948.392
TRANSFERENCIAS CORRIENTES	7.948.392
Transferencias corrientes del sector público	7.948.392
Transferencias corrientes internas recibidas del sector público	7.948.392
De la República	7.948.392
INGRESOS DE CAPITAL	**285.251**
RECURSOS PROPIOS DE CAPITAL	285.251
Incremento de la depreciación y amortización acumuladas	285.251
FUENTES FINANCIERAS	**1.300.850**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.300.850
Disminución de otros activos financieros	1.300.850
Disminución de disponibilidades	776.101
Disminución de bancos	776.101
Disminución de cuentas por cobrar a corto plazo	524.749
Disminución de otras cuentas por cobrar a corto plazo	524.749
TOTAL RECURSOS	**9.534.493**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**9.462.493**
GASTOS DE CONSUMO	9.408.278
Remuneraciones	7.541.065
Sueldos, salarios y otras retribuciones	2.777.311
Beneficios y complementos de sueldos y salarios	1.531.224
Aportes patronales	357.038
Prestaciones sociales y otras indemnizaciones	594.593
Asistencia socioeconómica	2.280.899
Compra de bienes y servicios	1.445.392
Bienes de consumo	775.701
Servicios no personales	669.691
Impuestos indirectos	136.570
Depreciación y amortización	285.251
TRANSFERENCIAS Y DONACIONES CORRIENTES	54.215
Al sector privado	54.215
Donaciones corrientes al sector privado	54.215
Donaciones a personas	54.215
GASTOS DE CAPITAL	**72.000**
INVERSIÓN REAL DIRECTA	72.000
Formación bruta de capital fijo	72.000
Maquinaria, equipos y otros bienes muebles	72.000
TOTAL EGRESOS	**9.534.493**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
130483	Generación de capacidades científicas, tecnológicas y de innovación dirigida a promover el desarrollo social, económico y productivo en el estado Sucre.	taller	30					684.917			135.850	820.767
TOTAL								**684.917**			**135.850**	**820.767**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			6.316.065			1.165.000	7.481.065
02	Gestión Administrativa	285.251		947.410				1.232.661
TOTAL		**285.251**		**7.263.475**			**1.165.000**	**8.713.726**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**14**	**15**		**29**	**1.196.883**		**1.196.883**
Alto Nivel y de Dirección		1		1	89.061		89.061
Profesional y Técnico	12	9		21	700.040		700.040
Personal Administrativo	1	1		2	140.600		140.600
Obrero	1	4		5	267.182		267.182
Personal Contratado	**2**	**1**		**3**	**178.117**		**178.117**
Profesional y Técnico	1	1		2	133.591		133.591
Obrero	1			1	44.526		44.526
TOTAL	**16**	**16**		**32**	**1.375.000**		**1.375.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	7.541.065
4.02	Materiales, suministros y mercancías	775.701
4.03	Servicios no personales	806.261
4.04	Activos reales	72.000
4.07	Transferencias y donaciones	54.215
4.08	Otros gastos	285.251
	TOTAL	**9.534.493**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	7.948.392
INGRESOS CORRIENTES ORDINARIOS	7.948.392
TRANSFERENCIAS CORRIENTES	7.948.392
Transferencias corrientes del sector público	7.948.392
Transferencias corrientes internas recibidas del sector público	7.948.392
De la República	7.948.392
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	7.948.392
- Ingresos Ordinarios	7.948.392
1.2 GASTOS CORRIENTES	9.462.493
GASTOS DE CONSUMO	9.408.278
Remuneraciones	7.541.065
Sueldos, salarios y otras retribuciones	2.777.311
Beneficios y complementos de sueldos y salarios	1.531.224
Aportes patronales	357.038
Prestaciones sociales y otras indemnizaciones	594.593
Asistencia socioeconómica	2.280.899
Compra de bienes y servicios	1.445.392
Bienes de consumo	775.701
Servicios no personales	669.691
Impuestos indirectos	136.570
Depreciación y amortización	285.251
TRANSFERENCIAS Y DONACIONES CORRIENTES	54.215
Al sector privado	54.215
Donaciones corrientes al sector privado	54.215
Donaciones a personas	54.215
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	(1.514.101)

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.228.850)**
RECURSOS PROPIOS DE CAPITAL	(1.228.850)
Desahorro en cuenta corriente	(1.514.101)
Incremento de la depreciación y amortización acumuladas	285.251
2.2 GASTOS DE CAPITAL	**72.000**
INVERSIÓN REAL DIRECTA	72.000
Formación bruta de capital fijo	72.000
Maquinaria, equipos y otros bienes muebles	72.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(1.300.850)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**1.300.850**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.300.850
Disminución de otros activos financieros	1.300.850
Disminución de disponibilidades	776.101
Disminución de bancos	776.101
Disminución de cuentas por cobrar a corto plazo	524.749
Disminución de otras cuentas por cobrar a corto plazo	524.749
3.2 APLICACIONES FINANCIERAS	**1.300.850**
DÉFICIT FINANCIERO	1.300.850

A0333

Fundación Gran Mariscal de Ayacucho (FUNDAYACUCHO)

FUNDACIÓN GRAN MARISCAL DE AYACUCHO (FUNDAYACUCHO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Gran Mariscal de Ayacucho (Fundayacucho) es una institución que, tiene como misión la ejecución de políticas del Estado para la democratización de la educación, inclusión e integración de estudiantes, colectivos sociales y comunidades organizadas del país y de los pueblos del sur, mediante el acompañamiento socioeducativo, fortaleciendo sus capacidades de auto transformación, construcción y la socialización de sus saberes y experiencias para ponerlos al servicio de los objetivos socio-económicos de los pueblos.

Atiende las obligaciones adquiridas como resultado de los procesos de selección de los becarios venezolanos y extranjeros que demandan apoyo económico para la realización de sus estudios tanto en Venezuela como en el exterior y de convenios de cooperación técnica con organismos académicos nacionales y del exterior, con organismos del Sector Público y Comunidades organizadas para su fortalecimiento y desarrollo, a fin de cumplir con lo establecido en su misión.

- Fortalecimiento de los procesos formativos de la educación popular dirigidos al talento humano de las comunidades, consejos estudiantiles, y servidores del Estado venezolano y de los pueblos del sur.

- Fomento de la formación socialista del talento humano en contribución al desarrollo tecnológico, industrial y socio productivo nacional e internacional.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**617.529.621**
INGRESOS CORRIENTES ORDINARIOS	617.529.621
TRANSFERENCIAS CORRIENTES	617.529.621
Transferencias corrientes del sector público	617.529.621
Transferencias corrientes internas recibidas del sector público	617.529.621
De la República	617.529.621
INGRESOS DE CAPITAL	**2.959.188**
RECURSOS PROPIOS DE CAPITAL	2.959.188
Incremento de la depreciación y amortización acumuladas	2.959.188
FUENTES FINANCIERAS	**19.550.091**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	19.550.091
Disminución de otros activos financieros	19.550.091
Disminución de disponibilidades	19.550.091
Disminución de caja	5.629
Disminución de bancos	19.544.462
TOTAL RECURSOS	**640.038.900**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	612.817.312
GASTOS DE CONSUMO	367.945.085
Remuneraciones	207.408.460
Sueldos, salarios y otras retribuciones	65.484.484
Beneficios y complementos de sueldos y salarios	35.734.631
Aportes patronales	7.705.385
Prestaciones sociales y otras indemnizaciones	16.622.264
Asistencia socioeconómica	81.861.696
Compra de bienes y servicios	151.397.678
Bienes de consumo	48.375.564
Servicios no personales	103.022.114
Impuestos indirectos	6.179.759
Depreciación y amortización	2.959.188
TRANSFERENCIAS Y DONACIONES CORRIENTES	244.872.227
Al sector privado	244.872.227
Transferencias corrientes al sector privado	241.672.227
Directas a personas	239.294.564
Pensiones y otros beneficios asociados	4.242.615
Jubilaciones y otros beneficios asociados	30.163.307
Otras transferencias directas a personas	204.888.642
A instituciones sin fines de lucro	31.000
Otras transferencias corrientes internas al sector privado	2.346.663
Donaciones corrientes al sector privado	3.200.000
Donaciones a personas	3.200.000
GASTOS DE CAPITAL	7.671.497
INVERSIÓN REAL DIRECTA	7.671.497
Formación bruta de capital fijo	7.671.497
Maquinaria, equipos y otros bienes muebles	7.671.497

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**19.550.091**
DISMINUCIÓN DE PASIVOS	19.550.091
Disminución de cuentas y efectos por pagar	19.550.091
Disminución de cuentas y efectos por pagar a corto plazo	9.262.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	2.080.000
Disminución de aportes patronales y retenciones laborales por pagar	5.580.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	1.736.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	700.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	86.000
Disminución de otros aportes patronales por pagar	3.058.000
Disminución cuentas por pagar a proveedores a corto plazo	1.602.000
Disminución de otras cuentas y efectos por pagar	10.288.091
Disminución de otras cuentas por pagar a corto plazo	10.288.091
TOTAL EGRESOS	**640.038.900**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127384	Fortalecimiento al sistema de atención integral a los Becarios y Becarias de Fundayacucho.	estudiante	36.424					188.176.565				188.176.565
127388	Fortalecimiento de la atención integral y participación al Becario de Fundayacucho en las Entidades del País.	estudiante	16.514					8.723.048				8.723.048
127461	Atención Integral al Estudiante Internacional en la República Bolivariana de Venezuela.	estudiante	3.500					37.686.428				37.686.428
127501	Asistencia socio económica a las comunidades e instituciones del Estado para su formación no académica, organización e integración del becario a los planes de la Nación.	persona	16.390					9.814.752				9.814.752
TOTAL								244.400.793				244.400.793

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			209.537.832				209.537.832
02	Gestión Administrativa	2.959.188		129.185.074			19.550.091	151.694.353
03	Previsión y Protección Social			34.405.922				34.405.922
	TOTAL	2.959.188		373.128.828			19.550.091	395.638.107

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**264**	**185**	**114**	**563**	**34.596.180**	**719.814**	**35.315.994**
Alto Nivel y de Dirección		1		1	103.506		103.506
Directivo	39	19	24	82	5.613.023	14.520	5.627.543
Profesional y Técnico	150	66	40	256	21.666.833	551.405	22.218.238
Personal Administrativo	64	54	36	154	3.912.383	95.785	4.008.168
Personal Médico			1	1	95.817		95.817
Obrero	11	45	13	69	3.204.618	58.104	3.262.722
Personal Contratado	**2**	**5**		**7**	**1.633.380**		**1.633.380**
Profesional y Técnico	2	5		7	1.633.380		1.633.380
TOTAL	**266**	**190**	**114**	**570**	**36.229.560**	**719.814**	**36.949.374**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**79**	**38**	**117**	**30.163.307**
Empleados	76	32	108	27.537.550
Obreros	3	6	9	2.625.757
Pensionados	**21**	**5**	**26**	**4.242.615**
Empleados	18	4	22	2.804.807
Obreros	3	1	4	1.437.808
TOTAL	**100**	**43**	**143**	**34.405.922**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	207.408.460
4.02	Materiales, suministros y mercancías	48.375.564
4.03	Servicios no personales	109.201.873
4.04	Activos reales	7.671.497
4.07	Transferencias y donaciones	244.872.227
4.08	Otros gastos	2.959.188
4.11	Disminución de pasivos	19.550.091
	TOTAL	640.038.900

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**617.529.621**
INGRESOS CORRIENTES ORDINARIOS	617.529.621
TRANSFERENCIAS CORRIENTES	617.529.621
Transferencias corrientes del sector público	617.529.621
Transferencias corrientes internas recibidas del sector público	617.529.621
De la República	617.529.621
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnologia	617.529.621
-Ingresos Ordinarios	617.529.621
1.2 GASTOS CORRIENTES	**612.817.312**
GASTOS DE CONSUMO	367.945.085
Remuneraciones	207.408.460
Sueldos, salarios y otras retribuciones	65.484.484
Beneficios y complementos de sueldos y salarios	35.734.631
Aportes patronales	7.705.385
Prestaciones sociales y otras indemnizaciones	16.622.264
Asistencia socioeconómica	81.861.696
Compra de bienes y servicios	151.397.678
Bienes de consumo	48.375.564
Servicios no personales	103.022.114
Impuestos indirectos	6.179.759
Depreciación y amortización	2.959.188
TRANSFERENCIAS Y DONACIONES CORRIENTES	244.872.227
Al sector privado	244.872.227
Transferencias corrientes al sector privado	241.672.227
Directas a personas	239.294.564
Pensiones y otros beneficios asociados	4.242.615
Jubilaciones y otros beneficios asociados	30.163.307
Otras transferencias directas a personas	204.888.642
A instituciones sin fines de lucro	31.000
Otras transferencias corrientes internas al sector privado	2.346.663
Donaciones corrientes al sector privado	3.200.000
Donaciones a personas	3.200.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**4.712.309**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**7.671.497**
RECURSOS PROPIOS DE CAPITAL	7.671.497
Ahorro en cuenta corriente	4.712.309
Incremento de la depreciación y amortización acumuladas	2.959.188
2.2 GASTOS DE CAPITAL	**7.671.497**
INVERSIÓN REAL DIRECTA	7.671.497
Formación bruta de capital fijo	7.671.497
Maquinaria, equipos y otros bienes muebles	7.671.497
2.3 RESULTADO FINANCIERO : EQUILIBRIO	
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**19.550.091**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	19.550.091
Disminución de otros activos financieros	19.550.091
Disminución de disponibilidades	19.550.091
Disminución de caja	5.629
Disminución de bancos	19.544.462
3.2 APLICACIONES FINANCIERAS	**19.550.091**
DISMINUCIÓN DE PASIVOS	19.550.091
Disminución de cuentas y efectos por pagar	19.550.091
Disminución de cuentas y efectos por pagar a corto plazo	9.262.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	2.080.000
Disminución de aportes patronales y retenciones laborales por pagar	5.580.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	1.736.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	700.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	86.000
Disminución de otros aportes patronales por pagar	3.058.000
Disminución cuentas por pagar a proveedores a corto plazo	1.602.000
Disminución de otras cuentas y efectos por pagar	10.288.091
Disminución de otras cuentas por pagar a corto plazo	10.288.091

A0334

Fundación Instituto de Ingeniería para la Investigación y Desarrollo Tecnológico (FIIDT)

FUNDACIÓN INSTITUTO DE INGENIERÍA PARA LA INVESTIGACIÓN Y DESARROLLO TECNOLÓGICO (FIIDT)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Instituto de Ingeniería para la Investigación y Desarrollo Tecnológico (Fiidt) es una Institución del Estado Venezolano destinada a brindar servicios de asesoría organizaciones públicas y privadas en las áreas de Ingeniería Mecánica, Tecnología de Materiales, Geomántica, e Ingeniería Eléctrica y Sistemas; coadyuvando al logro del Desarrollo Nacional signado por la independencia científica y tecnológica y la búsqueda de un modelo de desarrollo socio productivo que tenga como pivote el bienestar del hombre y la justicia social

En este sentido las políticas presupuestarias adelantadas por esta Organización son diseñadas con base al ordenamiento jurídico Nacional que rige la materia; así como las especificidades institucionales, operativas y requerimientos de servicios que conformaran nuestra estructura de ingresos y egresos.

Por otro lado establecerá para el presente ejercicio económico mecanismo de control para el fortalecimiento en sus cinco centros de investigación con miras a la actualización de sus equipos y sobre todo de la formación y capacitación de su capital humano.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**355.138.911**
INGRESOS CORRIENTES ORDINARIOS	355.138.911
INGRESOS DE OPERACIÓN	192.975.416
Otros ingresos de operación	192.975.416
TRANSFERENCIAS CORRIENTES	162.163.495
Transferencias corrientes del sector público	162.163.495
Transferencias corrientes internas recibidas del sector público	162.163.495
De la República	162.163.495
INGRESOS DE CAPITAL	**8.165.254**
RECURSOS PROPIOS DE CAPITAL	8.165.254
Incremento de la depreciación y amortización acumuladas	8.165.254
FUENTES FINANCIERAS	**41.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	41.000.000
Disminución de otros activos financieros	41.000.000
Disminución de disponibilidades	41.000.000
Disminución de bancos	41.000.000
TOTAL RECURSOS	**404.304.165**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**332.562.165**
GASTOS DE CONSUMO	328.448.666
Remuneraciones	163.719.124
Sueldos, salarios y otras retribuciones	79.040.666
Beneficios y complementos de sueldos y salarios	32.463.466
Aportes patronales	9.339.553
Prestaciones sociales y otras indemnizaciones	21.989.837
Asistencia socioeconómica	20.885.602
Compra de bienes y servicios	152.777.286
Bienes de consumo	52.385.262
Servicios no personales	100.392.024
Impuestos indirectos	3.787.002
Depreciación y amortización	8.165.254
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.113.499
Al sector privado	4.113.499
Transferencias corrientes al sector privado	4.113.499
Directas a personas	4.113.499
Pensiones y otros beneficios asociados	109.498
Jubilaciones y otros beneficios asociados	4.004.001
GASTOS DE CAPITAL	**55.742.000**
INVERSIÓN REAL DIRECTA	55.742.000
Formación bruta de capital fijo	55.742.000
Maquinaria, equipos y otros bienes muebles	55.742.000
APLICACIONES FINANCIERAS	**16.000.000**
DISMINUCIÓN DE PASIVOS	16.000.000
Disminución de cuentas y efectos por pagar	16.000.000
Disminución de cuentas y efectos por pagar a corto plazo	11.428.757
Disminución de sueldos, salarios y otras remuneraciones por pagar	9.095.724
Disminución de aportes patronales y retenciones laborales por pagar	2.333.033
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	2.333.033
Disminución de otras cuentas y efectos por pagar	4.571.243
Disminución de otras cuentas por pagar a corto plazo	4.571.243
TOTAL EGRESOS	**404.304.165**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género: Fem.	Meta: Género: Masc.	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
127484	Diseño de soluciones tecnológicas que coadyuven a la atención de las necesidades de la industria nacional, impulsando el desarrollo soberano e independiente	solución	13								25.000.000	25.000.000
127485	Fortalecimiento del Gobierno Electrónico mediante el uso de tecnologías de certificación electrónica en el Poder Público Nacional.	certificado	7.000			172.119.500		19.544.682				191.664.182
	TOTAL					172.119.500		19.544.682			25.000.000	216.664.182

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			125.617.297				125.617.297
02	Gestión Administrativa	29.021.170		12.888.017			16.000.000	57.909.187
03	Previsión y Protección Social			4.113.499				4.113.499
	TOTAL	29.021.170		142.618.813			16.000.000	187.639.983

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**137**	**238**		**375**	**30.475.137**		**30.475.137**
Alto Nivel y de Dirección		1		1	236.844		236.844
Directivo		5		5	710.530		710.530
Personal Administrativo	69	62		131	8.440.109		8.440.109
Personal de Investigación	68	170		238	21.087.654		21.087.654
Personal Contratado	**6**	**6**		**12**	**520.833**		**520.833**
Personal Administrativo	4	4		8	150.433		150.433
Personal de Investigación	2	2		4	370.400		370.400
TOTAL	**143**	**244**		**387**	**30.995.970**		**30.995.970**

PERSONAL JUBILADO Y PENSIONADO (En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**8**	**22**	**30**	**4.004.001**
Empleados	8	22	30	4.004.001
Pensionados		**1**	**1**	**109.498**
Empleados		1	1	109.498
TOTAL	**8**	**23**	**31**	**4.113.499**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	163.719.124
4.02	Materiales, suministros y mercancías	52.385.262
4.03	Servicios no personales	104.179.026
4.04	Activos reales	55.742.000
4.07	Transferencias y donaciones	4.113.499
4.08	Otros gastos	8.165.254
4.11	Disminución de pasivos	16.000.000
	TOTAL	404.304.165

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**355.138.911**
INGRESOS CORRIENTES ORDINARIOS	355.138.911
INGRESOS DE OPERACIÓN	192.975.416
Otros ingresos de operación	192.975.416
TRANSFERENCIAS CORRIENTES	162.163.495
Transferencias corrientes del sector público	162.163.495
Transferencias corrientes internas recibidas del sector público	162.163.495
De la República	162.163.495
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	162.163.495
-Ingresos Ordinarios	162.163.495
1.2 GASTOS CORRIENTES	**332.562.165**
GASTOS DE CONSUMO	328.448.666
Remuneraciones	163.719.124
Sueldos, salarios y otras retribuciones	79.040.666
Beneficios y complementos de sueldos y salarios	32.463.466
Aportes patronales	9.339.553
Prestaciones sociales y otras indemnizaciones	21.989.837
Asistencia socioeconómica	20.885.602
Compra de bienes y servicios	152.777.286
Bienes de consumo	52.385.262
Servicios no personales	100.392.024
Impuestos indirectos	3.787.002
Depreciación y amortización	8.165.254
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.113.499
Al sector privado	4.113.499
Transferencias corrientes al sector privado	4.113.499
Directas a personas	4.113.499
Pensiones y otros beneficios asociados	109.498
Jubilaciones y otros beneficios asociados	4.004.001
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**22.576.746**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**30.742.000**
RECURSOS PROPIOS DE CAPITAL	30.742.000
Ahorro en cuenta corriente	22.576.746
Incremento de la depreciación y amortización acumuladas	8.165.254
2.2 GASTOS DE CAPITAL	**55.742.000**
INVERSIÓN REAL DIRECTA	55.742.000
Formación bruta de capital fijo	55.742.000
Maquinaria, equipos y otros bienes muebles	55.742.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(25.000.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**41.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	41.000.000
Disminución de otros activos financieros	41.000.000
Disminución de disponibilidades	41.000.000
Disminución de bancos	41.000.000
3.2 APLICACIONES FINANCIERAS	**41.000.000**
DISMINUCIÓN DE PASIVOS	16.000.000
Disminución de cuentas y efectos por pagar	16.000.000
Disminución de cuentas y efectos por pagar a corto plazo	11.428.757
Disminución de sueldos, salarios y otras remuneraciones por pagar	9.095.724
Disminución de aportes patronales y retenciones laborales por pagar	2.333.033
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	2.333.033
Disminución de otras cuentas y efectos por pagar	4.571.243
Disminución de otras cuentas por pagar a corto plazo	4.571.243
DÉFICIT FINANCIERO	25.000.000

A0338

Fundación Instituto Zuliano de Investigaciones Tecnológicas (INZIT-CICASI)

FUNDACIÓN INSTITUTO ZULIANO DE INVESTIGACIONES TECNOLÓGICAS (INZIT-CICASI)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Instituto Zuliano de Investigaciones Tecnológicas (Inzit-Cicasi), sirve de soporte a las empresas de la región Zuliana mediante servicios técnicos y desarrollo de tecnologías que contribuyen al crecimiento sustentable del país. El Inzit- Cicasi posee un grupo de profesionales con las más altas calificaciones en las especialidades de Química, Geoquímica, Ingeniería, Computación, Biología, Informática, Metalurgia, etc., y cuenta con una infraestructura constituida por laboratorios, instrumentación y equipamiento de alta tecnología para el desarrollo de su gestión, ofreciendo una amplia gama de servicios de análisis, ensayos, y certificación de materiales.

El Inzit continuará con sus acciones en investigación, servicios tecnológicos y en el acompañamiento social y político de las comunidades, con divulgación y apropiación de ciencia y tecnología pertinente para resolver problemas de las comunidades.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**85.768.558**
INGRESOS CORRIENTES ORDINARIOS	85.768.558
INGRESOS DE OPERACIÓN	4.000.000
Otros ingresos de operación	4.000.000
TRANSFERENCIAS CORRIENTES	81.768.558
Transferencias corrientes del sector público	81.768.558
Transferencias corrientes internas recibidas del sector público	81.768.558
De la República	34.123.554
De los entes descentralizados sin fines empresariales	47.645.004
INGRESOS DE CAPITAL	**3.000.000**
RECURSOS PROPIOS DE CAPITAL	3.000.000
Incremento de la depreciación y amortización acumuladas	3.000.000
FUENTES FINANCIERAS	**3.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.000.000
Disminución de otros activos financieros	3.000.000
Disminución de disponibilidades	3.000.000
Disminución de bancos	3.000.000
TOTAL RECURSOS	**91.768.558**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**80.056.926**
GASTOS DE CONSUMO	79.783.938
Remuneraciones	40.390.369
Sueldos, salarios y otras retribuciones	19.576.505
Beneficios y complementos de sueldos y salarios	11.980.000
Aportes patronales	3.375.000
Prestaciones sociales y otras indemnizaciones	1.949.285
Asistencia socioeconómica	3.509.579
Compra de bienes y servicios	34.353.569
Bienes de consumo	9.036.055
Servicios no personales	25.317.514
Impuestos indirectos	2.040.000
Depreciación y amortización	3.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	272.988
Al sector privado	272.988
Transferencias corrientes al sector privado	272.988
Directas a personas	272.988
Jubilaciones y otros beneficios asociados	272.988
GASTOS DE CAPITAL	**11.711.632**
INVERSIÓN REAL DIRECTA	11.711.632
Formación bruta de capital fijo	11.711.632
Maquinaria, equipos y otros bienes muebles	11.711.632
TOTAL EGRESOS	**91.768.558**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127287	Suministro, saneamiento y reutilización del recurso hídrico en comunidades rurales organizadas del estado Zulia apoyado en elementos de ciencia y tecnología	comunidad	7			4.000.000		8.211.492	20.287.167			32.498.659
127307	Producción a escala semi - industrial de insumos agrícolas para mejorar la producción de papas y porcinos	población	29					9.259.768	27.357.837			36.617.605
TOTAL						4.000.000		17.471.260	47.645.004			69.116.264

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			9.554.595				9.554.595
02	Gestión Administrativa	3.000.000		6.824.711			3.000.000	12.824.711
03	Previsión y Protección Social			272.988				272.988
TOTAL		3.000.000		16.652.294			3.000.000	22.652.294

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	45	46		91	13.766.505		13.766.505
Alto Nivel y de Dirección	1			1	480.000		480.000
Directivo	12	3		15	1.800.000		1.800.000
Profesional y Técnico		10		10	1.200.000		1.200.000
Personal Administrativo	23	20		43	6.286.505		6.286.505
Personal de Investigación	9	13		22	4.000.000		4.000.000
Personal Contratado	4	5		9	1.180.000		1.180.000
Profesional y Técnico	2	2		4	400.000		400.000
Personal Administrativo	1	1		2	200.000		200.000
Personal de Investigación	1	2		3	580.000		580.000
TOTAL	49	51		100	14.946.505		14.946.505

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	1	4	5	272.988
Empleados	1	4	5	272.988
TOTAL	1	4	5	272.988

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	40.390.369
4.02	Materiales, suministros y mercancías	9.036.055
4.03	Servicios no personales	27.357.514
4.04	Activos reales	11.711.632
4.07	Transferencias y donaciones	272.988
4.08	Otros gastos	3.000.000
	TOTAL	91.768.558

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**85.768.558**
INGRESOS CORRIENTES ORDINARIOS	85.768.558
INGRESOS DE OPERACIÓN	4.000.000
Otros ingresos de operación	4.000.000
TRANSFERENCIAS CORRIENTES	81.768.558
Transferencias corrientes del sector público	81.768.558
Transferencias corrientes internas recibidas del sector público	81.768.558
De la República	34.123.554
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	34.123.554
- Ingresos Ordinarios	34.123.554
De los entes descentralizados sin fines empresariales	47.645.004
1.2 GASTOS CORRIENTES	**80.056.926**
GASTOS DE CONSUMO	79.783.938
Remuneraciones	40.390.369
Sueldos, salarios y otras retribuciones	19.576.505
Beneficios y complementos de sueldos y salarios	11.980.000
Aportes patronales	3.375.000
Prestaciones sociales y otras indemnizaciones	1.949.285
Asistencia socioeconómica	3.509.579
Compra de bienes y servicios	34.353.569
Bienes de consumo	9.036.055
Servicios no personales	25.317.514
Impuestos indirectos	2.040.000
Depreciación y amortización	3.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	272.988
Al sector privado	272.988
Transferencias corrientes al sector privado	272.988
Directas a personas	272.988
Jubilaciones y otros beneficios asociados	272.988
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**5.711.632**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**8.711.632**
RECURSOS PROPIOS DE CAPITAL	8.711.632
Ahorro en cuenta corriente	5.711.632
Incremento de la depreciación y amortización acumuladas	3.000.000
2.2 GASTOS DE CAPITAL	**11.711.632**
INVERSIÓN REAL DIRECTA	11.711.632
Formación bruta de capital fijo	11.711.632
Maquinaria, equipos y otros bienes muebles	11.711.632
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(3.000.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**3.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.000.000
Disminución de otros activos financieros	3.000.000
Disminución de disponibilidades	3.000.000
Disminución de bancos	3.000.000
3.2 APLICACIONES FINANCIERAS	**3.000.000**
DÉFICIT FINANCIERO	3.000.000

A0355

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Zulia (Fundacite-Zulia)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO ZULIA (FUNDACITE-ZULIA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Zulia (Fundacite Zulia), ente adscrito al Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología, fundada con el objetivo principal de desarrollar y canalizar la cogestión y corresponsabilidad entre el Poder Público y el Poder Popular para fomentar, estimular y coordinar articuladamente con los actores del Sistema Regional y Nacional de Ciencia, Tecnología e Innovación, la generación, aplicación y divulgación de conocimientos, tecnologías y capacitación de talento humano, mediante el apoyo y fortalecimiento de las actividades de investigación y desarrollo tecnológico, que favorezcan la inclusión social, impulsen el crecimiento de la economía bajo un modelo endógeno, sustentable y humano que mejoren la calidad de vida de la población y contribuya a la independencia y soberanía de la Nación.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**11.666.355**
INGRESOS CORRIENTES ORDINARIOS	11.666.355
TRANSFERENCIAS CORRIENTES	11.666.355
Transferencias corrientes del sector público	11.666.355
Transferencias corrientes internas recibidas del sector público	11.666.355
De la República	11.666.355
INGRESOS DE CAPITAL	**1.680.000**
RECURSOS PROPIOS DE CAPITAL	1.680.000
Incremento de la depreciación y amortización acumuladas	1.680.000
FUENTES FINANCIERAS	**5.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.000.000
Disminución de otros activos financieros	5.000.000
Disminución de disponibilidades	5.000.000
Disminución de bancos	5.000.000
TOTAL RECURSOS	**18.346.355**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**17.346.355**
GASTOS DE CONSUMO	16.108.103
Remuneraciones	8.605.797
Sueldos, salarios y otras retribuciones	1.827.364
Beneficios y complementos de sueldos y salarios	2.534.052
Aportes patronales	514.238
Asistencia socioeconómica	3.730.143
Compra de bienes y servicios	5.504.035
Bienes de consumo	2.360.000
Servicios no personales	3.144.035
Impuestos indirectos	318.271
Depreciación y amortización	1.680.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.238.252
Al sector privado	727.287
Transferencias corrientes al sector privado	727.287
Directas a personas	727.287
Jubilaciones y otros beneficios asociados	727.287
Al sector público	510.965
Transferencias corrientes al sector público	510.965
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	510.965
GASTOS DE CAPITAL	**1.000.000**
INVERSIÓN REAL DIRECTA	1.000.000
Formación bruta de capital fijo	1.000.000
Maquinaria, equipos y otros bienes muebles	1.000.000
TOTAL EGRESOS	**18.346.355**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
127266	Conformación de Redes de Investigación y Formación que fortalezcan el tejido socio económico en el Zulia	red	1					2.333.271			1.510.965	3.844.236
TOTAL								2.333.271			1.510.965	3.844.236

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			8.605.797				8.605.797
02	Gestión Administrativa	1.680.000					3.489.035	5.169.035
03	Previsión y Protección Social			727.287				727.287
TOTAL		1.680.000		9.333.084			3.489.035	14.502.119

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**27**	**25**		**52**	**1.157.832**		**1.157.832**
Alto Nivel y de Dirección		1		1	22.266		22.266
Profesional y Técnico	20	17		37	823.842		823.842
Personal Administrativo	7	7		14	311.724		311.724
Personal Contratado	**1**	**1**		**2**	**44.532**		**44.532**
Profesional y Técnico	1	1		2	44.532		44.532
TOTAL	28	26		54	1.202.364		1.202.364

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**6**	**2**	**8**	**727.287**
Empleados	6	2	8	727.287
TOTAL	6	2	8	727.287

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	8.605.797
4.02	Materiales, suministros y mercancías	2.360.000
4.03	Servicios no personales	3.462.306
4.04	Activos reales	1.000.000
4.07	Transferencias y donaciones	1.238.252
4.08	Otros gastos	1.680.000
	TOTAL	18.346.355

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**11.666.355**
INGRESOS CORRIENTES ORDINARIOS	11.666.355
TRANSFERENCIAS CORRIENTES	11.666.355
Transferencias corrientes del sector público	11.666.355
Transferencias corrientes internas recibidas del sector público	11.666.355
De la República	11.666.355
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	11.666.355
- Ingresos Ordinarios	11.666.355
1.2 GASTOS CORRIENTES	**17.346.355**
GASTOS DE CONSUMO	16.108.103
Remuneraciones	8.605.797
Sueldos, salarios y otras retribuciones	1.827.364
Beneficios y complementos de sueldos y salarios	2.534.052
Aportes patronales	514.238
Asistencia socioeconómica	3.730.143
Compra de bienes y servicios	5.504.035
Bienes de consumo	2.360.000
Servicios no personales	3.144.035
Impuestos indirectos	318.271
Depreciación y amortización	1.680.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.238.252
Al sector privado	727.287
Transferencias corrientes al sector privado	727.287
Directas a personas	727.287
Jubilaciones y otros beneficios asociados	727.287
Al sector público	510.965
Transferencias corrientes al sector público	510.965
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	510.965
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(5.680.000)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(4.000.000)**
RECURSOS PROPIOS DE CAPITAL	(4.000.000)
Desahorro en cuenta corriente	(5.680.000)
Incremento de la depreciación y amortización acumuladas	1.680.000
2.2 GASTOS DE CAPITAL	**1.000.000**
INVERSIÓN REAL DIRECTA	1.000.000
Formación bruta de capital fijo	1.000.000
Maquinaria, equipos y otros bienes muebles	1.000.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(5.000.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**5.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.000.000
Disminución de otros activos financieros	5.000.000
Disminución de disponibilidades	5.000.000
Disminución de bancos	5.000.000
3.2 APLICACIONES FINANCIERAS	**5.000.000**
DÉFICIT FINANCIERO	5.000.000

A0363

Fundación Venezolana de Investigaciones Sismológicas (FUNVISIS)

FUNDACIÓN VENEZOLANA DE INVESTIGACIONES SISMOLÓGICAS (FUNVISIS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Venezolana de Investigaciones Sismológicas (Funvisis), tiene como función primordial elevar el nivel de preparación de las comunidades, de las instituciones para minimizar los niveles de vulnerabilidad ante eventos sísmicos. Para lograr su objetivo Funvisis, realiza permanentemente actividades científicas y tecnológicas como son, el mantenimiento de las redes sismológicas y acelerográficas, que proporcionan información permanente sobre la ocurrencia de eventos sísmicos en el país; la realización de estudios e investigaciones sismológicas, destinados a atender la demanda de seguridad de la población ante la amenaza sísmica en el territorio nacional; y la formación de personal especializado en la caracterización de las fuentes sísmicas en el país y en la determinación de áreas susceptibles de riesgo sísmico.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**107.186.156**
INGRESOS CORRIENTES ORDINARIOS	94.887.518
TRANSFERENCIAS CORRIENTES	94.887.518
Transferencias corrientes del sector público	94.887.518
Transferencias corrientes internas recibidas del sector público	94.887.518
De la República	82.592.256
De los entes descentralizados sin fines empresariales	9.293.707
De los entes descentralizados con fines empresariales petroleros	3.001.555
INGRESOS CORRIENTES EXTRAORDINARIOS	12.298.638
TRANSFERENCIAS Y DONACIONES CORRIENTES	12.298.638
Transferencias y donaciones corrientes recibidas del sector externo	12.298.638
Transferencias corrientes recibidas del exterior	12.298.638
De instituciones sin fines de lucro	12.298.638
INGRESOS DE CAPITAL	**3.241.600**
RECURSOS PROPIOS DE CAPITAL	3.241.600
Incremento de la depreciación y amortización acumuladas	3.241.600
FUENTES FINANCIERAS	**23.874.682**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	23.874.682
Disminución de otros activos financieros	23.874.682
Disminución de disponibilidades	23.874.682
Disminución de bancos	23.874.682
TOTAL RECURSOS	**134.302.438**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**123.390.717**
GASTOS DE CONSUMO	121.445.499
Remuneraciones	68.984.772
Sueldos, salarios y otras retribuciones	19.287.979
Beneficios y complementos de sueldos y salarios	23.005.865
Aportes patronales	2.931.378
Prestaciones sociales y otras indemnizaciones	7.496.988
Asistencia socioeconómica	16.262.562
Compra de bienes y servicios	43.919.570
Bienes de consumo	10.750.113
Servicios no personales	33.169.457
Impuestos indirectos	5.299.557
Depreciación y amortización	3.241.600
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.945.218
Al sector privado	1.945.218
Transferencias corrientes al sector privado	1.945.218
Directas a personas	1.945.218
Jubilaciones y otros beneficios asociados	1.885.218
Otras transferencias directas a personas	60.000
GASTOS DE CAPITAL	**10.911.721**
INVERSIÓN REAL DIRECTA	10.911.721
Formación bruta de capital fijo	10.911.721
Maquinaria, equipos y otros bienes muebles	9.911.721
Construcciones de bienes de dominio privado	1.000.000
TOTAL EGRESOS	**134.302.438**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
127341	Investigación de las amenazas socionaturales en los ejes geoestratégicos de desarrollo con fines de ordenamiento territorial.	mapa	721					23.918.898	11.816.862	12.298.638	5.138.900	53.173.298
127392	Formación básica y avanzada en conocimiento científico para la mitigación del riesgo sísmico de la población venezolana.	persona	10.232					9.641.235	478.400		10.936.744	21.056.379
TOTAL								33.560.133	12.295.262	12.298.638	16.075.644	74.229.677

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			30.628.454				30.628.454
02	Gestión Administrativa	3.241.600		16.518.451			7.799.038	27.559.089
03	Previsión y Protección Social			1.885.218				1.885.218
TOTAL		3.241.600		49.032.123			7.799.038	60.072.761

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**82**	**106**		**188**	**9.986.634**	**770.760**	**10.757.394**
Alto Nivel y de Dirección	1			1	55.164		55.164
Profesional y Técnico	32	27		59	3.134.344	663.240	3.797.584
Personal Administrativo	10	5		15	718.457	107.520	825.977
Personal de Investigación	30	59		89	4.765.767		4.765.767
Obrero	9	15		24	1.312.902		1.312.902
Personal Contratado	**6**	**6**		**12**	**754.764**		**754.764**
Profesional y Técnico	2	1		3	155.574		155.574
Personal Administrativo	1	2		3	133.590		133.590
Personal de Investigación	3	3		6	465.600		465.600
TOTAL	88	112		200	10.741.398	770.760	11.512.158

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**5**	**9**	**14**	**1.885.218**
Empleados	5	9	14	1.885.218
TOTAL	5	9	14	1.885.218

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	68.984.772
4.02	Materiales, suministros y mercancías	10.750.113
4.03	Servicios no personales	38.469.014
4.04	Activos reales	10.911.721
4.07	Transferencias y donaciones	1.945.218
4.08	Otros gastos	3.241.600
	TOTAL	134.302.438

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**107.186.156**
INGRESOS CORRIENTES ORDINARIOS	94.887.518
TRANSFERENCIAS CORRIENTES	94.887.518
Transferencias corrientes del sector público	94.887.518
Transferencias corrientes internas recibidas del sector público	94.887.518
De la República	82.592.256
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	82.592.256
-Ingresos Ordinarios	82.592.256
De los entes descentralizados sin fines empresariales	9.293.707
De los entes descentralizados con fines empresariales petroleros	3.001.555
INGRESOS CORRIENTES EXTRAORDINARIOS	12.298.638
TRANSFERENCIAS Y DONACIONES CORRIENTES	12.298.638
Transferencias y donaciones corrientes recibidas del sector externo	12.298.638
Transferencias corrientes recibidas del exterior	12.298.638
De instituciones sin fines de lucro	12.298.638
1.2 GASTOS CORRIENTES	**123.390.717**
GASTOS DE CONSUMO	121.445.499
Remuneraciones	68.984.772
Sueldos, salarios y otras retribuciones	19.287.979
Beneficios y complementos de sueldos y salarios	23.005.865
Aportes patronales	2.931.378
Prestaciones sociales y otras indemnizaciones	7.496.988
Asistencia socioeconómica	16.262.562
Compra de bienes y servicios	43.919.570
Bienes de consumo	10.750.113
Servicios no personales	33.169.457
Impuestos indirectos	5.299.557
Depreciación y amortización	3.241.600
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.945.218
Al sector privado	1.945.218
Transferencias corrientes al sector privado	1.945.218
Directas a personas	1.945.218
Jubilaciones y otros beneficios asociados	1.885.218
Otras transferencias directas a personas	60.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(16.204.561)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(12.962.961)**
RECURSOS PROPIOS DE CAPITAL	(12.962.961)
Desahorro en cuenta corriente	(16.204.561)
Incremento de la depreciación y amortización acumuladas	3.241.600
2.2 GASTOS DE CAPITAL	**10.911.721**
INVERSIÓN REAL DIRECTA	10.911.721
Formación bruta de capital fijo	10.911.721
Maquinaria, equipos y otros bienes muebles	9.911.721
Construcciones de bienes de dominio privado	1.000.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(23.874.682)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**23.874.682**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	23.874.682
Disminución de otros activos financieros	23.874.682
Disminución de disponibilidades	23.874.682
Disminución de bancos	23.874.682
3.2 APLICACIONES FINANCIERAS	**23.874.682**
DÉFICIT FINANCIERO	23.874.682

A0382

Fundación Centro de Investigaciones de Astronomía Francisco Duarte (CIDA)

FUNDACIÓN CENTRO DE INVESTIGACIONES DE ASTRONOMÍA FRANCISCO DUARTE (CIDA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Su misión consiste en contribuir con el desarrollo de la astronomía, las ciencias del espacio y afines, a través de la producción, promoción, transferencia, difusión de las observaciones, investigación, desarrollo y estudios teóricos y experimentales, además de la formación de recursos humanos de alto nivel, con un claro sentido de pertinencia social que contribuyan con el desarrollo endógeno sustentable y la independencia tecnológica del país para coadyuvar con el fortalecimiento de una sociedad justa, equitativa, democrática, participativa y protagónica.

Su visión es mantener el liderazgo de investigación astronómica en nuestro país y ser el principal instituto de investigación de Ciencias Astronómicas en América Latina, reconocido por la calidad en el desarrollo de investigadores, científicos y estudiantes que contribuyan a través de sus conocimientos al fortalecimiento de otras ciencias y a la difusión de los mismos a la sociedad, utilizando tecnología de punta e interactuando con otros centros de investigación a nivel mundial, para lograr el liderazgo y cumplir con su misión.

Presupuestariamente la Fundación Cida orientará, los recursos hacia el desarrollo de los proyectos que privilegien la inversión y que represente un efecto multiplicador importante para su región, en el marco de la concepción estratégica del desarrollo endógeno.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**44.108.428**
INGRESOS CORRIENTES ORDINARIOS	44.108.428
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	200.000
Venta de otros bienes y servicios	200.000
TRANSFERENCIAS CORRIENTES	43.908.428
Transferencias corrientes del sector público	43.908.428
Transferencias corrientes internas recibidas del sector público	43.908.428
De la República	43.908.428
INGRESOS DE CAPITAL	**3.500.000**
RECURSOS PROPIOS DE CAPITAL	3.500.000
Incremento de la depreciación y amortización acumuladas	3.500.000
FUENTES FINANCIERAS	**1.550.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.550.000
Disminución de otros activos financieros	1.550.000
Disminución de disponibilidades	1.550.000
Disminución de caja	1.550.000
TOTAL RECURSOS	**49.158.428**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**49.158.428**
GASTOS DE CONSUMO	47.632.615
Remuneraciones	33.538.116
Sueldos, salarios y otras retribuciones	12.348.865
Beneficios y complementos de sueldos y salarios	11.368.455
Aportes patronales	1.828.690
Prestaciones sociales y otras indemnizaciones	2.628.763
Asistencia socioeconómica	5.306.343
Otros gastos de personal	57.000
Compra de bienes y servicios	10.024.499
Bienes de consumo	5.689.499
Servicios no personales	4.335.000
Impuestos indirectos	570.000
Depreciación y amortización	3.500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.525.813
Al sector privado	1.525.813
Transferencias corrientes al sector privado	1.445.813
Directas a personas	1.445.813
Pensiones y otros beneficios asociados	172.413
Jubilaciones y otros beneficios asociados	1.273.400
Donaciones corrientes al sector privado	80.000
Donaciones a personas	40.000
Donaciones a instituciones sin fines de lucro	40.000
TOTAL EGRESOS	**49.158.428**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Ingresos Propios	De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
127445	Formación y socialización de conocimientos científicos-astronómicos y saberes populares, dirigidos a niños, niñas, jóvenes y comunidades organizadas.	evento	344					2.293.517				2.293.517
TOTAL								2.293.517				2.293.517

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			33.627.716				33.627.716
02	Gestión Administrativa	3.700.000		6.541.382			1.550.000	11.791.382
03	Previsión y Protección Social			1.445.813				1.445.813
TOTAL		3.700.000		41.614.911			1.550.000	46.864.911

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**48**	**78**		**126**	**7.985.500**		**7.985.500**
Alto Nivel y de Dirección		1		1	67.500		67.500
Directivo	3	3		6	732.669		732.669
Profesional y Técnico	20	44		64	3.588.619		3.588.619
Personal Administrativo	9	5		14	750.767		750.767
Personal de Investigación	5	4		9	765.945		765.945
Obrero	11	21		32	2.080.000		2.080.000
Personal Contratado	**3**	**13**		**16**	**1.063.000**		**1.063.000**
Profesional y Técnico	2	10		12	590.240		590.240
Personal de Investigación		2		2	277.760		277.760
Obrero	1	1		2	195.000		195.000
TOTAL	**51**	**91**		**142**	**9.048.500**		**9.048.500**

PERSONAL JUBILADO Y PENSIONADO (En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**4**	**5**	**9**	**1.273.400**
Empleados	4	4	8	1.138.020
Obreros		1	1	135.380
Pensionados	**2**		**2**	**172.413**
Empleados	1		1	70.673
Obreros	1		1	101.740
TOTAL	**6**	**5**	**11**	**1.445.813**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	33.538.116
4.02	Materiales, suministros y mercancías	5.689.499
4.03	Servicios no personales	4.905.000
4.07	Transferencias y donaciones	1.525.813
4.08	Otros gastos	3.500.000
	TOTAL	**49.158.428**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**44.108.428**
INGRESOS CORRIENTES ORDINARIOS	44.108.428
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	200.000
Venta de otros bienes y servicios	200.000
TRANSFERENCIAS CORRIENTES	43.908.428
Transferencias corrientes del sector público	43.908.428
Transferencias corrientes internas recibidas del sector público	43.908.428
De la República	43.908.428
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	43.908.428
- Ingresos Ordinarios	43.908.428
1.2 GASTOS CORRIENTES	**49.158.428**
GASTOS DE CONSUMO	47.632.615
Remuneraciones	33.538.116
Sueldos, salarios y otras retribuciones	12.348.865
Beneficios y complementos de sueldos y salarios	11.368.455
Aportes patronales	1.828.690
Prestaciones sociales y otras indemnizaciones	2.628.763
Asistencia socioeconómica	5.306.343
Otros gastos de personal	57.000
Compra de bienes y servicios	10.024.499
Bienes de consumo	5.689.499
Servicios no personales	4.335.000
Impuestos indirectos	570.000
Depreciación y amortización	3.500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.525.813
Al sector privado	1.525.813
Transferencias corrientes al sector privado	1.445.813
Directas a personas	1.445.813
Pensiones y otros beneficios asociados	172.413
Jubilaciones y otros beneficios asociados	1.273.400
Donaciones corrientes al sector privado	80.000
Donaciones a personas	40.000
Donaciones a instituciones sin fines de lucro	40.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(5.050.000)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.550.000)**
RECURSOS PROPIOS DE CAPITAL	(1.550.000)
Desahorro en cuenta corriente	(5.050.000)
Incremento de la depreciación y amortización acumuladas	3.500.000
2.2 GASTOS DE CAPITAL	
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(1.550.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**1.550.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.550.000
Disminución de otros activos financieros	1.550.000
Disminución de disponibilidades	1.550.000
Disminución de caja	1.550.000
3.2 APLICACIONES FINANCIERAS	**1.550.000**
DÉFICIT FINANCIERO	1.550.000

A0405

Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Lara (Fundacite-Lara)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO LARA (FUNDACITE-LARA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Lara (Fundacite-Lara), ente adscrito al Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología, fundada con el objetivo principal de desarrollar y canalizar la cogestión y corresponsabilidad entre el Poder Público y el Poder Popular para fomentar, estimular y coordinar articuladamente con los actores del Sistema Regional y Nacional de Ciencia, Tecnología e Innovación, la generación, aplicación y divulgación de conocimientos, tecnologías y capacitación de talento humano, mediante el apoyo y fortalecimiento de las actividades de investigación y desarrollo tecnológico, que favorezcan la inclusión social, impulsen el crecimiento de la economía bajo un modelo endógeno, sustentable y humano que mejoren la calidad de vida de la población y contribuya a la independencia y soberanía de la Nación.

Para este abordaje, la acción de la Fundacite Lara en el Ejercicio Económico Financiero, seguirá en la consolidación del nuevo modelo científico-tecnológico. Es por ello, que la Fundacite Lara centra sus objetivos estratégicos en los siguientes lineamientos:

- Desarrollar las capacidades científico-tecnológicas vinculadas a las necesidades del pueblo.
- Consolidar un estilo científico, tecnológico e innovador de carácter transformador, diverso, creativo y dinámico, garante de la independencia y la soberanía económica.
- Diseñar estrategias de integración entre las instituciones de ciencia, tecnología e innovación y las diferentes formas de organización del poder popular, a fin de generar una gestión corresponsable en la construcción del conocimiento en ciencia y tecnología.
- Fomentar la investigación e innovación como herramientas para el fortalecimiento del poder popular y de los procesos sociales emancipadores y transformadores de la sociedad.
- Fomentar la formación de recursos humanos para la investigación y la gerencia científico-tecnológica.
- Promover el desarrollo de proyectos que garanticen la complementariedad de recursos y conocimientos.
- Consolidar una infraestructura de información que satisfaga la demanda regional de los distintos sectores comprometidos con el desarrollo económico y social.
- Promover la formación y capacitación de investigadores y gerentes de ciencia y tecnología.
- Despertar el interés por la ciencia y la tecnología desde los niveles básicos de la educación y la sociedad civil en general.
- Orientar la capacidad científica y tecnológica en concordancia con la dinámica de desarrollo regional, a través de la formulación de programas de investigación multidisciplinarios, transdisciplinarios e interinstitucionales con visión de corto, mediano y largo plazo.

Presupuestariamente la Fundacite Lara orientará, los recursos hacia el desarrollo de los proyectos que privilegien la inversión y que representen un efecto multiplicador importante para su región, en el marco de la concepción estratégica del desarrollo endógeno.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**17.702.823**
INGRESOS CORRIENTES ORDINARIOS	17.702.823
TRANSFERENCIAS CORRIENTES	17.702.823
Transferencias corrientes del sector público	17.702.823
Transferencias corrientes internas recibidas del sector público	17.702.823
De la República	17.702.823
INGRESOS DE CAPITAL	**300.000**
RECURSOS PROPIOS DE CAPITAL	300.000
Incremento de la depreciación y amortización acumuladas	300.000
FUENTES FINANCIERAS	**397.404**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	397.404
Disminución de otros activos financieros	397.404
Disminución de disponibilidades	397.404
Disminución de bancos	397.404
TOTAL RECURSOS	**18.400.227**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**18.400.227**
GASTOS DE CONSUMO	17.843.424
Remuneraciones	14.002.859
Sueldos, salarios y otras retribuciones	3.670.105
Beneficios y complementos de sueldos y salarios	3.448.665
Aportes patronales	702.982
Prestaciones sociales y otras indemnizaciones	2.676.938
Asistencia socioeconómica	3.504.169
Compra de bienes y servicios	3.303.865
Bienes de consumo	764.585
Servicios no personales	2.539.280
Impuestos indirectos	236.700
Depreciación y amortización	300.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	556.803
Al sector privado	556.803
Transferencias corrientes al sector privado	556.803
Directas a personas	556.803
Jubilaciones y otros beneficios asociados	556.803
TOTAL EGRESOS	**18.400.227**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
127402	Desarrollo de la red de investigación-formación vinculando sus capacidades con procesos productivos propios de las zonas montañosas en el estado Lara.	proceso	6					427.300				427.300
127405	Establecimiento de estrategias y acciones para la conformación de centros de investigación-formación orientada a mejorar las capacidades de formación e investigación aplicadas a procesos productivos estratégicos.	plan	1					421.088				421.088
127419	Fortalecimiento de las capacidades formativas, científicas, tecnológicas y de innovación en el estado para vincularlas con los procesos productivos en las subregiones propuestas como zonas del conocimiento.	producción	12					760.468				760.468
TOTAL								1.608.856				1.608.856

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			13.605.455			397.404	14.002.859
02	Gestión Administrativa	300.000		1.931.709				2.231.709
03	Previsión y Protección Social			556.803				556.803
	TOTAL	300.000		16.093.967			397.404	16.791.371

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**29**	**17**		**46**	**2.511.219**		**2.511.219**
Alto Nivel y de Dirección		1		1	53.436		53.436
Directivo	3	1		4	213.744		213.744
Profesional y Técnico	9	9		18	874.371		874.371
Personal Administrativo	15	3		18	912.038		912.038
Obrero	2	3		5	457.630		457.630
Personal Contratado	**1**	**1**		**2**	**14.843**		**14.843**
Personal Administrativo	1	1		2	14.843		14.843
TOTAL	**30**	**18**		**48**	**2.526.062**		**2.526.062**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	3		3	**556.803**
Empleados	3		3	556.803
TOTAL	3		3	**556.803**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	14.002.859
4.02	Materiales, suministros y mercancías	764.585
4.03	Servicios no personales	2.775.980
4.07	Transferencias y donaciones	556.803
4.08	Otros gastos	300.000
	TOTAL	**18.400.227**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**17.702.823**
INGRESOS CORRIENTES ORDINARIOS	17.702.823
TRANSFERENCIAS CORRIENTES	17.702.823
Transferencias corrientes del sector público	17.702.823
Transferencias corrientes internas recibidas del sector público	17.702.823
De la República	17.702.823
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	17.702.823
- Ingresos Ordinarios	17.702.823
1.2 GASTOS CORRIENTES	**18.400.227**
GASTOS DE CONSUMO	17.843.424
Remuneraciones	14.002.859
Sueldos, salarios y otras retribuciones	3.670.105
Beneficios y complementos de sueldos y salarios	3.448.665
Aportes patronales	702.982
Prestaciones sociales y otras indemnizaciones	2.676.938
Asistencia socioeconómica	3.504.169
Compra de bienes y servicios	3.303.865
Bienes de consumo	764.585
Servicios no personales	2.539.280
Impuestos indirectos	236.700
Depreciación y amortización	300.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	556.803
Al sector privado	556.803
Transferencias corrientes al sector privado	556.803
Directas a personas	556.803
Jubilaciones y otros beneficios asociados	556.803
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(697.404)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(397.404)**
RECURSOS PROPIOS DE CAPITAL	(397.404)
Desahorro en cuenta corriente	(697.404)
Incremento de la depreciación y amortización acumuladas	300.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2.2 GASTOS DE CAPITAL	
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(397.404)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**397.404**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	397.404
Disminución de otros activos financieros	397.404
Disminución de disponibilidades	397.404
Disminución de bancos	397.404
3.2 APLICACIONES FINANCIERAS	**397.404**
DÉFICIT FINANCIERO	397.404

A0415

Fundación Misión Sucre

FUNDACIÓN MISIÓN SUCRE

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Misión Sucre tiene por finalidad facilitar el acceso y la prosecución de la educación universitaria pública, permanente, integral, gratuita y en igualdad de oportunidades de todos los bachilleres que así lo demanden, con el propósito de incrementar el nivel educativo de la población venezolana y formar ciudadanos comprometidos con el desarrollo del país, a través del establecimiento de nuevos modelos educativos universitarios sustentados en la sinergia institucional y la participación comunitaria, con base en los imperativos de la democracia corresponsable, participativa y protagónica.

Se plantea para el presente Ejercicio Económico Financiero, los siguientes objetivos:

- Desarrollar y fortalecer el sistema administrativo, el soporte académico, la infraestructura, así como lo concerniente a la adquisición, reproducción y distribución de los materiales educativos y la calidad de vida de los triunfadores, en articulación con las instituciones de educación universitaria que participan en la Misión Sucre para garantizar el acceso universal a la educación universitarias de todas y todos los venezolanos.
- Ser el soporte operativo de la educación universitaria municipalizada en todo el territorio nacional.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**3.742.890.000**
INGRESOS CORRIENTES ORDINARIOS	3.742.890.000
TRANSFERENCIAS CORRIENTES	3.742.890.000
Transferencias corrientes del sector público	3.742.890.000
Transferencias corrientes internas recibidas del sector público	3.742.890.000
De la República	3.742.890.000
INGRESOS DE CAPITAL	**14.747.556**
RECURSOS PROPIOS DE CAPITAL	14.747.556
Incremento de la depreciación y amortización acumuladas	14.747.556
TOTAL RECURSOS	**3.757.637.556**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**3.354.465.753**
GASTOS DE CONSUMO	2.783.970.761
Remuneraciones	1.858.938.650
Sueldos, salarios y otras retribuciones	1.242.684.447
Beneficios y complementos de sueldos y salarios	233.184.457
Aportes patronales	31.331.738
Prestaciones sociales y otras indemnizaciones	200.664.854
Asistencia socioeconómica	151.073.154
Compra de bienes y servicios	780.239.751
Bienes de consumo	358.334.663
Servicios no personales	421.905.088
Impuestos indirectos	130.044.804
Depreciación y amortización	14.747.556
GASTOS DE LA PROPIEDAD	600.000
Derechos sobre bienes intangibles	600.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	569.894.992
Al sector privado	409.681.952
Transferencias corrientes al sector privado	409.681.952
Directas a personas	409.681.952
Pensiones y otros beneficios asociados	231.326
Jubilaciones y otros beneficios asociados	1.156.626
Otras transferencias directas a personas	408.294.000
Al sector externo	160.213.040
Donaciones corrientes al exterior	160.213.040
A personas	160.213.040
GASTOS DE CAPITAL	**403.171.803**
INVERSIÓN REAL DIRECTA	403.171.803
Formación bruta de capital fijo	402.471.803
Maquinaria, equipos y otros bienes muebles	357.471.803
Construcciones de bienes de dominio privado	45.000.000
Bienes intangibles	700.000
TOTAL EGRESOS	**3.757.637.556**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
129952	Sistema de apoyo a la formación integral de las triunfadoras y los triunfadores de la Misión Sucre, propiciando una prosecución académica con pertinencia y su mejora de sus capacidades productivas	participante	347.485					189.264.557				189.264 557
129994	Potenciar la formación universitaria de los triunfadores de la Misión Sucre para la transformación de capacidades productivas.	estudiante	81.333					395.693.890				395.693.890
130034	Consolidar la infraestructura (instalaciones y equipos) propia y aliada de la Misión Sucre.	obra	1.200					514.752.014				514.752.014
	TOTAL							1.099.710.461				1.099.710.461

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	Transferencias y Donaciones – De la República – Proyectos por Endeudamiento	Transferencias y Donaciones – De la República – Otras	Transferencias y Donaciones – De los Entes Descentralizados	Transferencias y Donaciones – Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			1.874.665.913				1.874.665.913
02	Gestión Administrativa	14.747.556		767.125.674				781.873.230
03	Previsión y Protección Social			1.387.952				1.387.952
	TOTAL	**14.747.556**		**2.643.179.539**				**2.657.927.095**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**191**	**123**	**54**	**368**	**36.073.810**		**36.073.810**
Alto Nivel y de Dirección		1		1	89.061		89.061
Directivo	40	22		62	5.465.341		5.465.341
Profesional y Técnico	113	54		167	16.892.871		16.892.871
Personal Administrativo	38	36		74	7.750.846		7.750.846
Obrero		10	54	64	5.875.691		5.875.691
Personal Contratado	**117**	**469**		**586**	**53.564.024**		**53.564.024**
Profesional y Técnico	30	36		66	6.575.465		6.575.465
Personal Administrativo	72	6		78	46.988.559		46.988.559
Obrero	15	427		442			
TOTAL	**308**	**592**	**54**	**954**	**89.637.834**		**89.637.834**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados		**5**	**5**	**1.156.626**
Empleados		5	5	1.156.626
Pensionados		**1**	**1**	**231.326**
Empleados		1	1	231.326
TOTAL		**6**	**6**	**1.387.952**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	1.858.938.650
4.02	Materiales, suministros y mercancías	358.334.663
4.03	Servicios no personales	552.549.892
4.04	Activos reales	403.171.803
4.07	Transferencias y donaciones	569.894.992
4.08	Otros gastos	14.747.556
	TOTAL	3.757.637.556

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.742.890.000**
INGRESOS CORRIENTES ORDINARIOS	3.742.890.000
TRANSFERENCIAS CORRIENTES	3.742.890.000
Transferencias corrientes del sector público	3.742.890.000
Transferencias corrientes internas recibidas del sector público	3.742.890.000
De la República	3.742.890.000
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	2.417.261.213
-Ingresos Ordinarios	2.417.261.213
Ministerio del Poder Popular para el Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno	1.325.628.787
-Ingresos Ordinarios	1.325.628.787
1.2 GASTOS CORRIENTES	**3.354.465.753**
GASTOS DE CONSUMO	2.783.970.761
Remuneraciones	1.858.938.650
Sueldos, salarios y otras retribuciones	1.242.684.447
Beneficios y complementos de sueldos y salarios	233.184.457
Aportes patronales	31.331.738
Prestaciones sociales y otras indemnizaciones	200.664.854
Asistencia socioeconómica	151.073.154
Compra de bienes y servicios	780.239.751
Bienes de consumo	358.334.663
Servicios no personales	421.905.088
Impuestos indirectos	130.044.804
Depreciación y amortización	14.747.556
GASTOS DE LA PROPIEDAD	600.000
Derechos sobre bienes intangibles	600.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	569.894.992
Al sector privado	409.681.952
Transferencias corrientes al sector privado	409.681.952
Directas a personas	409.681.952
Pensiones y otros beneficios asociados	231.326
Jubilaciones y otros beneficios asociados	1.156.626
Otras transferencias directas a personas	408.294.000
Al sector externo	160.213.040
Donaciones corrientes al exterior	160.213.040
A personas	160.213.040
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**388.424.247**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**403.171.803**
RECURSOS PROPIOS DE CAPITAL	403.171.803
Ahorro en cuenta corriente	388.424.247
Incremento de la depreciación y amortización acumuladas	14.747.556
2.2 GASTOS DE CAPITAL	**403.171.803**
INVERSIÓN REAL DIRECTA	403.171.803
Formación bruta de capital fijo	402.471.803
Maquinaria, equipos y otros bienes muebles	357.471.803
Construcciones de bienes de dominio privado	45.000.000
Bienes intangibles	700.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0427

Fundación Centro Internacional Miranda

FUNDACIÓN CENTRO INTERNACIONAL MIRANDA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Para cumplir con las funciones que le son propias, establecidas en los instrumentos legales que dan origen a su constitución y funcionamiento la Fundación Centro Internacional Miranda, con los recursos asignados para el año 2015, dará continuidad al Proyecto de Formación e Investigación para la Generación de Conocimiento y Talento Humano, en el que se articula la investigación y capacita a hombres y mujeres venezolanos y venezolanas con alto compromiso socialista, con conocimiento técnico y pertinente para profundizar en el proceso inédito de la revolución bolivariana.

A través de dicho proyecto se continuará con la misión de capacitar aquellos cuadros políticos, sociales y económicos socialistas, comprometidos para el sostenimiento y defensa del modelo constitucional bolivariano. Siendo este su aporte en la preparación y desarrollo de los ciudadanos y ciudadanas comprometidos con los valores socialistas del proceso transformador venezolano.

Esta tarea de capacitación comprende la orientación de hombres y mujeres en nociones y principios básicos de economía, política, sociología, educación, historia y derecho, además de un buen conocimiento del proceso revolucionario bolivariano, instrumentos de alta gestión política rumbo a una sociedad socialista con capacidad de diseñar la implementación y evaluación de políticas públicas. Esta actividad requiere igualmente estudiar, evaluar y complementar las diferentes Escuelas de Gobierno y de Ciudadanía que funcionan en el mundo, especialmente en América Latina, con el objetivo preciso de potenciar y consolidar la plataforma de la primera Escuela de Políticas Pública, Gobierno y Ciudadanía.

Para todo ello, con el fin de diseñar y preparar los materiales necesarios para la capacitación socialista, el referido proyecto se nutrirá de líneas de investigación que analizarán y reflexionarán sobre aspectos transversales a la revolución bolivariana desde asuntos generales y específicos del proceso de cambio que estamos impulsando actualmente en la República Bolivariana de Venezuela. De esta forma, se desarrollan tareas en las siguientes áreas: Participación Popular en la Gestión Política, Platica Transformadora y el Desarrollo Humano, Pedagogías Criticas y Gestión Educativa Bolivariana, Reflexión sobre el Rol de los Medios de Comunicación hacia una Ciencia de la Crítica Mediática, Nuevo Modelo Productivo, Socialismo del siglo XXI, Instrumento Político del Siglo XXI; y la realización de las Mesas de Análisis de Coyuntura, donde se efectuará el análisis, evaluación y discusión de los diferentes temas internacionales y en especial los relacionados con el conocimiento del desarrollo socialista.

De esta forma, se hará labor de investigación y formación de manera coordinada con el firme compromiso de lograr que el resultado final sea la transmisión de las principales nociones vinculadas al socialismo bolivariano, estudiando y ensayando nuevas estrategias educativas, apoyadas en el empleo nacional de modernos sistemas multimedia y audiovisuales, para lo cual se contará con el material que se compilará producto de los seminarios, cursos de capacitación, foros, talleres, cátedras y charlas dictadas por los destacados invitados internacionales. Finalmente, esto se logrará diseñando y preparando los materiales necesarios para la capacitación socialista que se nutrirá de la reflexión realizada por las líneas de investigación.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**17.122.534**
INGRESOS CORRIENTES ORDINARIOS	17.122.534
TRANSFERENCIAS CORRIENTES	17.122.534
Transferencias corrientes del sector público	17.122.534
Transferencias corrientes internas recibidas del sector público	17.122.534
De la República	17.122.534
TOTAL RECURSOS	**17.122.534**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**17.122.534**
GASTOS DE CONSUMO	16.962.534
Remuneraciones	13.538.027
Sueldos, salarios y otras retribuciones	8.538.383
Beneficios y complementos de sueldos y salarios	2.593.226
Aportes patronales	381.779
Prestaciones sociales y otras indemnizaciones	606.025
Asistencia socioeconómica	1.418.614
Compra de bienes y servicios	3.057.595
Bienes de consumo	1.736.260
Servicios no personales	1.321.335
Impuestos indirectos	366.912
TRANSFERENCIAS Y DONACIONES CORRIENTES	160.000
Al sector privado	160.000
Transferencias corrientes al sector privado	160.000
Directas a personas	160.000
Jubilaciones y otros beneficios asociados	160.000
TOTAL EGRESOS	**17.122.534**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Ingresos Propios	Transferencias y Donaciones – De la República: Proyectos por Endeudamiento	Transferencias y Donaciones – De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
127456	Formación de Estudios Avanzados de IV Nivel	participante	940					1.888.611				1.888.611
TOTAL								1.888.611				1.888.611

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	Transferencias y Donaciones – De la República: Proyectos por Endeudamiento	Transferencias y Donaciones – De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			13.538.027				13.538.027
02	Gestión Administrativa			1.535.896				1.535.896
03	Previsión y Protección Social			160.000				160.000
TOTAL				15.233.923				15.233.923

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**11**	**13**		**24**	**893.307**	**151.200**	**1.044.507**
Alto Nivel y de Dirección		1		1	36.527	10.000	46.527
Directivo	2	2		4	146.109	17.200	163.309
Profesional y Técnico	3	3		6	293.673	17.600	311.273
Personal de Investigación	5	5		10	327.938	100.000	427.938
Obrero	1	2		3	89.060	6.400	95.460
Personal Contratado	**52**	**57**		**109**	**7.303.810**		**7.303.810**
Profesional y Técnico		4		4	92.364		92.364
Personal Docente	25	25		50	3.911.446		3.911.446
Personal de Investigación	27	28		55	3.300.000		3.300.000
TOTAL	63	70		133	8.197.117	151.200	8.348.317

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados		**1**	**1**	**160.000**
Empleados		1	1	160.000
TOTAL		1	1	160.000

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	13.538.027
4.02	Materiales, suministros y mercancías	1.736.260
4.03	Servicios no personales	1.688.247
4.07	Transferencias y donaciones	160.000
	TOTAL	**17.122.534**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**17.122.534**
INGRESOS CORRIENTES ORDINARIOS	17.122.534
TRANSFERENCIAS CORRIENTES	17.122.534
Transferencias corrientes del sector público	17.122.534
Transferencias corrientes internas recibidas del sector público	17.122.534
De la República	17.122.534
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	17.122.534
-Ingresos Ordinarios	17.122.534
1.2 GASTOS CORRIENTES	**17.122.534**
GASTOS DE CONSUMO	16.962.534
Remuneraciones	13.538.027
Sueldos, salarios y otras retribuciones	8.538.383
Beneficios y complementos de sueldos y salarios	2.593.226
Aportes patronales	381.779
Prestaciones sociales y otras indemnizaciones	606.025
Asistencia socioeconómica	1.418.614
Compra de bienes y servicios	3.057.595
Bienes de consumo	1.736.260
Servicios no personales	1.321.335
Impuestos indirectos	366.912
TRANSFERENCIAS Y DONACIONES CORRIENTES	160.000
Al sector privado	160.000
Transferencias corrientes al sector privado	160.000
Directas a personas	160.000
Jubilaciones y otros beneficios asociados	160.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : EQUILIBRIO	

A0429

Fundación Centro Nacional de Tecnología Química (CNTQ)

FUNDACIÓN CENTRO NACIONAL DE TECNOLOGÍA QUÍMICA (CNTQ)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Centro Nacional de Tecnología Química (Cntq), tiene como misión promover el desarrollo tecnológico de la industria de procesos, mediante el fomento y generación de conocimientos, bienes y servicios, en forma directa o mediante proyectos, en conjunto con las universidades, centros de investigación, empresas públicas y privadas, para contribuir al desarrollo sustentable a la soberanía tecnológica del país. Su visión tiene como objetivo procurar ser el centro de referencia nacional e internacional, en la utilización de capacidades de investigación, desarrollo e innovación en las industrias de procesos, universidades y centros de investigación, que aporten mayor autonomía tecnológica y promuevan el desarrollo sustentable del país.

Presupuestariamente Cntq, orientará los recursos hacia la continuación y culminación de los proyectos que están en ejecución, privilegiando la inversión en proyectos que representen un efecto multiplicador importante, en el nivel de empleo, en el marco de la concepción estratégica del desarrollo endógeno.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**45.625.995**
INGRESOS CORRIENTES ORDINARIOS	45.625.995
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	8.000.000
Venta de otros bienes y servicios	8.000.000
TRANSFERENCIAS CORRIENTES	37.625.995
Transferencias corrientes del sector público	37.625.995
Transferencias corrientes internas recibidas del sector público	37.625.995
De la República	37.625.995
INGRESOS DE CAPITAL	**2.151.631**
RECURSOS PROPIOS DE CAPITAL	2.151.631
Incremento de la depreciación y amortización acumuladas	2.151.631
FUENTES FINANCIERAS	**318.053.370**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	318.053.370
Disminución de otros activos financieros	318.053.370
Disminución de disponibilidades	318.053.370
Disminución de bancos	318.053.370
TOTAL RECURSOS	**365.830.996**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**100.096.246**
GASTOS DE CONSUMO	99.739.956
Remuneraciones	31.923.271
Sueldos, salarios y otras retribuciones	11.665.656
Beneficios y complementos de sueldos y salarios	9.984.620
Aportes patronales	866.791
Prestaciones sociales y otras indemnizaciones	1.429.280
Asistencia socioeconómica	7.976.924
Compra de bienes y servicios	30.227.093
Bienes de consumo	9.744.249
Servicios no personales	20.482.844
Impuestos indirectos	35.437.961
Depreciación y amortización	2.151.631
GASTOS DE LA PROPIEDAD	200.000
Derechos sobre bienes intangibles	200.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	156.290
Al sector privado	156.290
Transferencias corrientes al sector privado	156.290
Directas a personas	156.290
Jubilaciones y otros beneficios asociados	156.290
GASTOS DE CAPITAL	**265.734.750**
INVERSIÓN REAL DIRECTA	265.734.750
Formación bruta de capital fijo	265.734.750
Maquinaria, equipos y otros bienes muebles	6.060.316
Construcciones de bienes de dominio privado	259.674.434
TOTAL EGRESOS	**365.830.996**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
127408	Desarrollo de investigaciones orientadas a la manufactura de insumos químicos requeridos por el sector industrial.	investigación	4			6.000.000		2.395.328			8.122.149	16.517.477
127439	Desarrollo de investigaciones orientadas al uso de energías alternativas, evaluación del impacto ambiental, transformación y aprovechamiento de residuos industriales y urbanos.	investigación	2			2.000.000		3.609.892			872.749	6.482.641
127449	Asistencia técnica a empresas del estado con la finalidad de contribuir en la mejora de los procesos productivos.	asistencia técnica	15					2.239.990			741.610	2.981.600
127459	Puesta en marcha del Centro Tecnológico de Materiales Plásticos (CTMP) en aras de fortalecer las capacidades productivas del sector industrial de plástico a nivel nacional-Fase II.	centro	1					2.060.517			1.826.803	3.887.320
127487	Creación de un centro de investigación y desarrollo de combustibles sólidos para el fortalecimiento del sistema de seguridad y defensa de la Nación -Fase I.	centro	1					2.574.800			306.490.059	309.064.859
TOTAL						8.000.000		12.880.527			318.053.370	338.933.897

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	Transferencias y Donaciones – De la República – Proyectos por Endeudamiento	Transferencias y Donaciones – De la República – Otras	Transferencias y Donaciones – De los Entes Descentralizados	Transferencias y Donaciones – Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			17.264.491				17.264.491
02	Gestión Administrativa	2.151.631		7.324.687				9.476.318
03	Previsión y Protección Social			156.290				156.290
	TOTAL	2.151.631		24.745.468				26.897.099

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**42**	**27**		**69**	**6.655.914**	**103.933**	**6.759.847**
Alto Nivel y de Dirección	1			1	130.621	103.933	234.554
Directivo	7	3		10	967.012		967.012
Profesional y Técnico	10	5		15	1.450.517		1.450.517
Personal Administrativo	3	4		7	773.609		773.609
Personal de Investigación	18	10		28	2.707.633		2.707.633
Obrero	3	5		8	626.522		626.522
TOTAL	**42**	**27**		**69**	**6.655.914**	**103.933**	**6.759.847**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados		**1**	**1**	**156.290**
Empleados		1	1	156.290
TOTAL		**1**	**1**	**156.290**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	31.923.271
4.02	Materiales, suministros y mercancías	9.744.249
4.03	Servicios no personales	56.120.805
4.04	Activos reales	265.734.750
4.07	Transferencias y donaciones	156.290
4.08	Otros gastos	2.151.631
	TOTAL	**365.830.996**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**45.625.995**
INGRESOS CORRIENTES ORDINARIOS	45.625.995
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	8.000.000
Venta de otros bienes y servicios	8.000.000
TRANSFERENCIAS CORRIENTES	37.625.995
Transferencias corrientes del sector público	37.625.995
Transferencias corrientes internas recibidas del sector público	37.625.995
De la República	37.625.995
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	37.625.995
Ingresos Ordinarios	37.625.995
1.2 GASTOS CORRIENTES	**100.096.246**
GASTOS DE CONSUMO	99.739.956
Remuneraciones	31.923.271
Sueldos, salarios y otras retribuciones	11.665.656
Beneficios y complementos de sueldos y salarios	9.984.620
Aportes patronales	866.791
Prestaciones sociales y otras indemnizaciones	1.429.280
Asistencia socioeconómica	7.976.924
Compra de bienes y servicios	30.227.093
Bienes de consumo	9.744.249
Servicios no personales	20.482.844
Impuestos indirectos	35.437.961
Depreciación y amortización	2.151.631
GASTOS DE LA PROPIEDAD	200.000
Derechos sobre bienes intangibles	200.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	156.290
Al sector privado	156.290
Transferencias corrientes al sector privado	156.290
Directas a personas	156.290
Jubilaciones y otros beneficios asociados	156.290
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(54.470.251)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(52.318.620)**
RECURSOS PROPIOS DE CAPITAL	(52.318.620)
Desahorro en cuenta corriente	(54.470.251)
Incremento de la depreciación y amortización acumuladas	2.151.631
2.2 GASTOS DE CAPITAL	**265.734.750**
INVERSIÓN REAL DIRECTA	265.734.750
Formación bruta de capital fijo	265.734.750
Maquinaria, equipos y otros bienes muebles	6.060.316
Construcciones de bienes de dominio privado	259.674.434
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(318.053.370)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**318.053.370**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	318.053.370
Disminución de otros activos financieros	318.053.370
Disminución de disponibilidades	318.053.370
Disminución de bancos	318.053.370
3.2 APLICACIONES FINANCIERAS	**318.053.370**
DÉFICIT FINANCIERO	318.053.370

A0430

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Amazonas (Fundacite-Amazonas)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO AMAZONAS (FUNDACITE-AMAZONAS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Amazonas (Fundacite-Amazonas), ente adscrito al Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología, fundada con el objetivo principal de desarrollar y canalizar la cogestión y corresponsabilidad entre el Poder Público y el Poder Popular para fomentar, estimular y coordinar articuladamente con los actores del Sistema Regional y Nacional de Ciencia, Tecnología e Innovación, la generación, aplicación y divulgación de conocimientos, tecnologías y capacitación de talento humano, mediante el apoyo y fortalecimiento de las actividades de investigación y desarrollo tecnológico, que favorezcan la inclusión social, impulsen el crecimiento de la economía bajo un modelo endógeno, sustentable y humano que mejoren la calidad de vida de la población y contribuya a la independencia y soberanía de la Nación.

Para este abordaje, la acción de la Fundacite Amazonas en el presente ejercicio económico-financiero, seguirá en la consolidación del nuevo modelo científico-tecnológico, expresado en las "Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación, 2013 – 2019".

Es por ello, que la Fundacite Amazonas centra sus objetivos estratégicos en los siguientes lineamientos:

- Desarrollar las capacidades científico-tecnológicas vinculadas a las necesidades del pueblo.
- Consolidar un estilo científico, tecnológico e innovador de carácter transformador, diverso, creativo y dinámico, garante de la independencia y la soberanía económica.
- Diseñar estrategias de integración entre las instituciones de ciencia, tecnología e innovación y las diferentes formas de organización del poder popular, a fin de generar una gestión corresponsable en la construcción del conocimiento en ciencia y tecnología.
- Fomentar la investigación e innovación como herramientas para el fortalecimiento del poder popular y de los procesos sociales emancipadores y transformadores de la sociedad.
- Fomentar la formación de recursos humanos para la investigación y la gerencia científico-tecnológica.
- Promover el desarrollo de proyectos que garanticen la complementariedad de recursos y conocimientos.
- Consolidar una infraestructura de información que satisfaga la demanda regional de los distintos sectores comprometidos con el desarrollo económico y social.
- Promover la formación y capacitación de investigadores y gerentes de ciencia y tecnología.
- Despertar el interés por la ciencia y la tecnología desde los niveles básicos de la educación y la sociedad civil en general.
- Orientar la capacidad científica y tecnológica en concordancia con la dinámica de desarrollo regional, a través de la formulación de programas de investigación multidisciplinarios, transdisciplinarios e interinstitucionales con visión de corto, mediano y largo plazo.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**7.665.930**
INGRESOS CORRIENTES ORDINARIOS	7.665.930
TRANSFERENCIAS CORRIENTES	7.665.930
Transferencias corrientes del sector público	7.665.930
Transferencias corrientes internas recibidas del sector público	7.665.930
De la República	7.665.930
FUENTES FINANCIERAS	**845.263**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	845.263
Disminución de otros activos financieros	845.263
Disminución de disponibilidades	845.263
Disminución de bancos	845.263
TOTAL RECURSOS	**8.511.193**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**8.004.420**
GASTOS DE CONSUMO	7.944.991
Remuneraciones	6.073.315
Sueldos, salarios y otras retribuciones	2.213.574
Beneficios y complementos de sueldos y salarios	2.071.048
Aportes patronales	583.173
Prestaciones sociales y otras indemnizaciones	514.520
Asistencia socioeconómica	691.000
Compra de bienes y servicios	1.761.113
Bienes de consumo	660.428
Servicios no personales	1.100.685
Impuestos indirectos	110.563
TRANSFERENCIAS Y DONACIONES CORRIENTES	59.429
Al sector privado	59.429
Transferencias corrientes al sector privado	59.429
Directas a personas	59.429
Jubilaciones y otros beneficios asociados	59.429
GASTOS DE CAPITAL	**506.773**
INVERSIÓN REAL DIRECTA	506.773
Formación bruta de capital fijo	506.773
Maquinaria, equipos y otros bienes muebles	506.773
TOTAL EGRESOS	**8.511.193**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Ingresos Propios	De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
127383	Conformacion de la Red Regional de Investigacion y Formacion del estado Amazonas	red	1								845.263	845.263
TOTAL											845.263	845.263

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			6.073.315				6.073.315
02	Gestión Administrativa			1.533.186				1.533.186
03	Previsión y Protección Social			59.429				59.429
TOTAL				7.665.930				7.665.930

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	10	14	4	28	1.147.462		1.147.462
Alto Nivel y de Dirección		1		1	37.108		37.108
Directivo	3	1	1	5	185.547		185.547
Profesional y Técnico	6	5	3	14	620.900		620.900
Personal Administrativo		3		3	115.520		115.520
Obrero	1	4		5	188.387		188.387
Personal Contratado	2	12		14	574.180		574.180
Profesional y Técnico	2	7		9	388.085		388.085
Obrero		5		5	186.095		186.095
TOTAL	12	26	4	42	1.721.642		1.721.642

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	1		1	59.429
Alto Nivel y de Dirección	1		1	59.429
TOTAL	1		1	59.429

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	6.073.315
4.02	Materiales, suministros y mercancías	660.428
4.03	Servicios no personales	1.211.248
4.04	Activos reales	506.773
4.07	Transferencias y donaciones	59.429
	TOTAL	8.511.193

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**7.665.930**
INGRESOS CORRIENTES ORDINARIOS	7.665.930
TRANSFERENCIAS CORRIENTES	7.665.930
Transferencias corrientes del sector público	7.665.930
Transferencias corrientes internas recibidas del sector público	7.665.930
De la República	7.665.930
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	7.665.930
- Ingresos Ordinarios	7.665.930
1.2 GASTOS CORRIENTES	**8.004.420**
GASTOS DE CONSUMO	7.944.991
Remuneraciones	6.073.315
Sueldos, salarios y otras retribuciones	2.213.574
Beneficios y complementos de sueldos y salarios	2.071.048
Aportes patronales	583.173
Prestaciones sociales y otras indemnizaciones	514.520
Asistencia socioeconómica	691.000
Compra de bienes y servicios	1.761.113
Bienes de consumo	660.428
Servicios no personales	1.100.685
Impuestos indirectos	110.563
TRANSFERENCIAS Y DONACIONES CORRIENTES	59.429
Al sector privado	59.429
Transferencias corrientes al sector privado	59.429
Directas a personas	59.429
Jubilaciones y otros beneficios asociados	59.429
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(338.490)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(338.490)**
RECURSOS PROPIOS DE CAPITAL	(338.490)
Desahorro en cuenta corriente	(338.490)
2.2 GASTOS DE CAPITAL	**506.773**
INVERSIÓN REAL DIRECTA	506.773
Formación bruta de capital fijo	506.773
Maquinaria, equipos y otros bienes muebles	506.773
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(845.263)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**845.263**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	845.263
Disminución de otros activos financieros	845.263
Disminución de disponibilidades	845.263
Disminución de bancos	845.263
3.2 APLICACIONES FINANCIERAS	**845.263**
DÉFICIT FINANCIERO	845.263

A0431

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Apure (Fundacite-Apure)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO APURE (FUNDACITE-APURE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Apure (Fundacite-Apure), ente adscrito al Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología, fundada con el objetivo principal de desarrollar y canalizar la cogestión y corresponsabilidad entre el Poder Público y el Poder Popular para fomentar, estimular y coordinar articuladamente con los actores del Sistema Regional y Nacional de Ciencia, Tecnología e Innovación, la generación, aplicación y divulgación de conocimientos, tecnologías y capacitación de talento humano, mediante el apoyo y fortalecimiento de las actividades de investigación y desarrollo tecnológico, que favorezcan la inclusión social, impulsen el crecimiento de la economía bajo un modelo endógeno, sustentable y humano que mejoren la calidad de vida de la población y contribuya a la independencia y soberanía de la Nación.

Para este abordaje, la acción de la Fundacite Apure en el presente ejercicio económico-financiero, seguirá en la consolidación del nuevo modelo científico-tecnológico, expresado en las "Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación, 2013 – 2019".

Es por ello, que la Fundacite Apure centra sus objetivos estratégicos en los siguientes lineamientos:

- Desarrollar las capacidades científico-tecnológicas vinculadas a las necesidades del pueblo.
- Consolidar un estilo científico, tecnológico e innovador de carácter transformador, diverso, creativo y dinámico, garante de la independencia y la soberanía económica.
- Diseñar estrategias de integración entre las instituciones de ciencia, tecnología e innovación y las diferentes formas de organización del poder popular, a fin de generar una gestión corresponsable en la construcción del conocimiento en ciencia y tecnología.
- Fomentar la investigación e innovación como herramientas para el fortalecimiento del poder popular y de los procesos sociales emancipadores y transformadores de la sociedad.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**9.365.635**
INGRESOS CORRIENTES ORDINARIOS	9.365.635
TRANSFERENCIAS CORRIENTES	9.365.635
Transferencias corrientes del sector público	9.365.635
Transferencias corrientes internas recibidas del sector público	9.365.635
De la República	9.365.635
TOTAL RECURSOS	**9.365.635**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	8.832.220
GASTOS DE CONSUMO	8.697.074
Remuneraciones	7.169.192
Sueldos, salarios y otras retribuciones	2.196.349
Beneficios y complementos de sueldos y salarios	2.297.911
Aportes patronales	2.564.932
Asistencia socioeconómica	110.000
Compra de bienes y servicios	1.184.020
Bienes de consumo	657.500
Servicios no personales	526.520
Impuestos indirectos	343.862
TRANSFERENCIAS Y DONACIONES CORRIENTES	135.146
Al sector privado	135.146
Transferencias corrientes al sector privado	135.146
Directas a personas	135.146
Jubilaciones y otros beneficios asociados	135.146
GASTOS DE CAPITAL	533.415
INVERSIÓN REAL DIRECTA	533.415
Formación bruta de capital fijo	533.415
Maquinaria, equipos y otros bienes muebles	533.415
TOTAL EGRESOS	9.365.635

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127262	Articulación con los actores sociales, instituciones y universidades del estado Apure para la conformación de la red regional de investigación, innovación y formación	red	1					500.000				500.000
TOTAL								500.000				500.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			7.357.362				7.357.362
02	Gestión Administrativa			1.373.127				1.373.127
03	Previsión y Protección Social			135.146				135.146
TOTAL				8.865.635				8.865.635

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	13	20		33	1.736.672		1.736.672
Alto Nivel y de Dirección		1		1	44.528		44.528
Directivo	6	4		10	690.216		690.216
Personal Administrativo	6	9		15	690.216		690.216
Obrero	1	6		7	311.712		311.712
Personal Contratado	1	1		2	89.060		89.060
Profesional y Técnico	1	1		2	89.060		89.060
TOTAL	14	21		35	1.825.732		1.825.732

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados		2	2	135.146
Empleados		2	2	135.146
TOTAL		2	2	135.146

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	7.169.192
4.02	Materiales, suministros y mercancías	657.500
4.03	Servicios no personales	870.382
4.04	Activos reales	533.415
4.07	Transferencias y donaciones	135.146
	TOTAL	9.365.635

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**9.365.635**
INGRESOS CORRIENTES ORDINARIOS	9.365.635
TRANSFERENCIAS CORRIENTES	9.365.635
Transferencias corrientes del sector público	9.365.635
Transferencias corrientes internas recibidas del sector público	9.365.635
De la República	9.365.635
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	9.365.635
- Ingresos Ordinarios	9.365.635
1.2 GASTOS CORRIENTES	**8.832.220**
GASTOS DE CONSUMO	8.697.074
Remuneraciones	7.169.192
Sueldos, salarios y otras retribuciones	2.196.349
Beneficios y complementos de sueldos y salarios	2.297.911
Aportes patronales	2.564.932
Asistencia socioeconómica	110.000
Compra de bienes y servicios	1.184.020
Bienes de consumo	657.500
Servicios no personales	526.520
Impuestos indirectos	343.862
TRANSFERENCIAS Y DONACIONES CORRIENTES	135.146
Al sector privado	135.146
Transferencias corrientes al sector privado	135.146
Directas a personas	135.146
Jubilaciones y otros beneficios asociados	135.146
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**533.415**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**533.415**
RECURSOS PROPIOS DE CAPITAL	533.415
Ahorro en cuenta corriente	533.415
2.2 GASTOS DE CAPITAL	**533.415**
INVERSIÓN REAL DIRECTA	533.415
Formación bruta de capital fijo	533.415
Maquinaria, equipos y otros bienes muebles	533.415
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0432

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Barinas (Fundacite-Barinas)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO BARINAS (FUNDACITE-BARINAS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Barinas (Fundacite-Barinas), ente adscrito al Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología, fundada con el objetivo principal de desarrollar y canalizar la cogestión y corresponsabilidad entre el Poder Público y el Poder Popular para fomentar, estimular y coordinar articuladamente con los actores del Sistema Regional y Nacional de Ciencia, Tecnología e Innovación, la generación, aplicación y divulgación de conocimientos, tecnologías y capacitación de talento humano, mediante el apoyo y fortalecimiento de las actividades de investigación y desarrollo tecnológico, que favorezcan la inclusión social, impulsen el crecimiento de la economía bajo un modelo endógeno, sustentable y humano que mejoren la calidad de vida de la población y contribuya a la independencia y soberanía de la Nación.

La acción de Fundacite Barinas en el presente Ejercicio Económico Financiero, seguirán en la consolidación del nuevo modelo científico-tecnológico, expresado en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación, 2013 – 2019.

Es por ello, que Fundacite Barinas centra sus objetivos estratégicos en los siguientes lineamientos:

- Desarrollar las capacidades científico-tecnológicas vinculadas a las necesidades del pueblo.

Diseñar estrategias de integración entre las instituciones de ciencia, tecnología e innovación y las diferentes formas de organización del poder popular, a fin de generar una gestión corresponsable en la construcción del conocimiento en ciencia y tecnología.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**6.125.316**
INGRESOS CORRIENTES ORDINARIOS	6.125.316
TRANSFERENCIAS CORRIENTES	6.125.316
Transferencias corrientes del sector público	6.125.316
Transferencias corrientes internas recibidas del sector público	6.125.316
De la República	6.125.316
FUENTES FINANCIERAS	**859.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	859.000
Disminución de otros activos financieros	859.000
Disminución de disponibilidades	859.000
Disminución de caja	859.000
TOTAL RECURSOS	**6.984.316**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**6.284.316**
GASTOS DE CONSUMO	6.284.316
Remuneraciones	4.900.253
Sueldos, salarios y otras retribuciones	1.884.562
Beneficios y complementos de sueldos y salarios	2.198.802
Aportes patronales	145.256
Asistencia socioeconómica	671.633
Compra de bienes y servicios	1.178.507
Bienes de consumo	535.000
Servicios no personales	643.507
Impuestos indirectos	205.556
GASTOS DE CAPITAL	**700.000**
INVERSIÓN REAL DIRECTA	700.000
Formación bruta de capital fijo	700.000
Maquinaria, equipos y otros bienes muebles	700.000
TOTAL EGRESOS	**6.984.316**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127303	Gestión de la innovación en pro de la educación, investigación, la generación y aplicación del conocimiento y las tecnologías en función del desarrollo	asistencia técnica	44					960.343			859.000	1.819.343
TOTAL								**960.343**			**859.000**	**1.819.343**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			4.900.253				4.900.253
02	Gestión Administrativa			264.720				264.720
TOTAL				**5.164.973**				**5.164.973**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**13**	**7**	**1**	**21**	**1.870.308**		**1.870.308**
Alto Nivel y de Dirección			1	1	89.064		89.064
Directivo	3			3	267.192		267.192
Profesional y Técnico	9	6		15	1.335.924		1.335.924
Obrero	1	1		2	178.128		178.128
TOTAL	**13**	**7**	**1**	**21**	**1.870.308**		**1.870.308**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	4.900.253
4.02	Materiales, suministros y mercancías	535.000
4.03	Servicios no personales	849.063
4.04	Activos reales	700.000
	TOTAL	**6.984.316**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**6.125.316**
INGRESOS CORRIENTES ORDINARIOS	6.125.316
TRANSFERENCIAS CORRIENTES	6.125.316
Transferencias corrientes del sector público	6.125.316
Transferencias corrientes internas recibidas del sector público	6.125.316
De la República	6.125.316
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	6.125.316
- Ingresos Ordinarios	6.125.316
1.2 GASTOS CORRIENTES	**6.284.316**
GASTOS DE CONSUMO	6.284.316
Remuneraciones	4.900.253
Sueldos, salarios y otras retribuciones	1.884.562
Beneficios y complementos de sueldos y salarios	2.198.802
Aportes patronales	145.256
Asistencia socioeconómica	671.633
Compra de bienes y servicios	1.178.507
Bienes de consumo	535.000
Servicios no personales	643.507
Impuestos indirectos	205.556
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(159.000)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(159.000)**
RECURSOS PROPIOS DE CAPITAL	(159.000)
Desahorro en cuenta corriente	(159.000)
2.2 GASTOS DE CAPITAL	**700.000**
INVERSIÓN REAL DIRECTA	700.000
Formación bruta de capital fijo	700.000
Maquinaria, equipos y otros bienes muebles	700.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(859.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**859.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	859.000
Disminución de otros activos financieros	859.000
Disminución de disponibilidades	859.000
Disminución de caja	859.000
3.2 APLICACIONES FINANCIERAS	**859.000**
DÉFICIT FINANCIERO	859.000

A0433

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Cojedes (Fundacite-Cojedes)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO COJEDES (FUNDACITE-COJEDES)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Cojedes (Fundacite-Cojedes), ente adscrito al Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología, fundada con el objetivo principal de desarrollar y canalizar la cogestión y corresponsabilidad entre el Poder Público y el Poder Popular para fomentar, estimular y coordinar articuladamente con los actores del Sistema Regional y Nacional de Ciencia, Tecnología e Innovación, la generación, aplicación y divulgación de conocimientos, tecnologías y capacitación de talento humano, mediante el apoyo y fortalecimiento de las actividades de investigación y desarrollo tecnológico, que favorezcan la inclusión social, impulsen el crecimiento de la economía bajo un modelo endógeno, sustentable y humano que mejoren la calidad de vida de la población y contribuya a la independencia y soberanía de la Nación.

En este sentido la Fundacite Cojedes centra sus objetivos estratégicos en los siguientes lineamientos:

- Desarrollar las capacidades científico-tecnológicas vinculadas a las necesidades del pueblo.
- Consolidar un estilo científico, tecnológico e innovador de carácter transformador, diverso, creativo y dinámico, garante de la independencia y la soberanía económica.
- Diseñar estrategias de integración entre las instituciones de ciencia, tecnología e innovación y las diferentes formas de organización del poder popular, a fin de generar una gestión corresponsable en la construcción del conocimiento en ciencia y tecnología.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**7.282.260**
INGRESOS CORRIENTES ORDINARIOS	7.282.260
TRANSFERENCIAS CORRIENTES	7.282.260
Transferencias corrientes del sector público	7.282.260
Transferencias corrientes internas recibidas del sector público	7.282.260
De la República	7.282.260
FUENTES FINANCIERAS	**550.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	550.000
Disminución de otros activos financieros	550.000
Disminución de disponibilidades	550.000
Disminución de caja	550.000
TOTAL RECURSOS	**7.832.260**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**7.832.260**
GASTOS DE CONSUMO	7.832.260
Remuneraciones	5.804.783
Sueldos, salarios y otras retribuciones	2.312.709
Beneficios y complementos de sueldos y salarios	1.400.695
Aportes patronales	288.508
Prestaciones sociales y otras indemnizaciones	499.413
Asistencia socioeconómica	1.303.458
Compra de bienes y servicios	1.817.633
Bienes de consumo	536.559
Servicios no personales	1.281.074
Impuestos indirectos	209.844
TOTAL EGRESOS	**7.832.260**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Ingresos Propios	De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
127260	Conformar la red regional de investigación-formación para la generación y aplicación de conocimientos y tecnologías vinculado a procesos productivos y la atención de las demandas de comunidades organizadas del estado Cojedes	red	1					497.706				497.706
TOTAL								497.706				497.706

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			5.837.009				5.837.009
02	Gestión Administrativa			947.545			550.000	1.497.545
TOTAL				6.784.554			550.000	7.334.554

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**16**	**8**		**24**	**961.860**	**1.157.880**	**2.119.730**
Alto Nivel y de Dirección		1		1	35.624	71.666	107.290
Profesional y Técnico	12	5		17	701.232	854.826	1.556.058
Personal Administrativo	2			2	82.498	100.568	183.066
Obrero	2	2		4	142.496	130.820	273.316
TOTAL	16	8		24	961.860	1.157.880	2.119.730

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	5.804.783
4.02	Materiales, suministros y mercancías	536.559
4.03	Servicios no personales	1.490.918
	TOTAL	7.832.260

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**7.282.260**
INGRESOS CORRIENTES ORDINARIOS	7.282.260
TRANSFERENCIAS CORRIENTES	7.282.260
Transferencias corrientes del sector público	7.282.260
Transferencias corrientes internas recibidas del sector público	7.282.260
De la República	7.282.260
Ministerio del Poder Popular para la Educación Universitaria, Ciencia y Tecnología	7.282.260
Ingresos Ordinarios	7.282.260
1.2 GASTOS CORRIENTES	**7.832.260**
GASTOS DE CONSUMO	7.832.260
Remuneraciones	5.804.783
Sueldos, salarios y otras retribuciones	2.312.709
Beneficios y complementos de sueldos y salarios	1.400.695
Aportes patronales	288.508
Prestaciones sociales y otras indemnizaciones	499.413
Asistencia socioeconómica	1.303.458
Compra de bienes y servicios	1.817.633
Bienes de consumo	536.559
Servicios no personales	1.281.074
Impuestos indirectos	209.844
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(550.000)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(550.000)**
RECURSOS PROPIOS DE CAPITAL	(550.000)
Desahorro en cuenta corriente	(550.000)
2.2 GASTOS DE CAPITAL	
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(550.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**550.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	550.000
Disminución de otros activos financieros	550.000
Disminución de disponibilidades	550.000
Disminución de caja	550.000
3.2 APLICACIONES FINANCIERAS	**550.000**
DÉFICIT FINANCIERO	550.000

A0434

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Delta Amacuro (Fundacite-Delta Amacuro)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO DELTA AMACURO (FUNDACITE-DELTA AMACURO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Delta Amacuro (Fundacite-Delta Amacuro), ente adscrito al Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología, fundada con el objetivo principal de desarrollar y canalizar la cogestión y corresponsabilidad entre el Poder Público y el Poder Popular para fomentar, estimular y coordinar articuladamente con los actores del Sistema Regional y Nacional de Ciencia, Tecnología e Innovación, la generación, aplicación y divulgación de conocimientos, tecnologías y capacitación de talento humano, mediante el apoyo y fortalecimiento de las actividades de investigación y desarrollo tecnológico, que favorezcan la inclusión social, impulsen el crecimiento de la economía bajo un modelo endógeno, sustentable y humano que mejoren la calidad de vida de la población y contribuya a la independencia y soberanía de la Nación.

Para este abordaje, la acción de Fundacite Delta Amacuro en el presente Ejercicio Económico Financiero, seguirán en la consolidación del nuevo modelo científico-tecnológico, expresado en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación, 2013 – 2019.

Es por ello, que Fundacite Delta Amacuro centra sus objetivos estratégicos en los siguientes lineamientos:

- Desarrollar las capacidades científico-tecnológicas vinculadas a las necesidades del pueblo.
- Consolidar un estilo científico, tecnológico e innovador de carácter transformador, diverso, creativo y dinámico, garante de la independencia y la soberanía económica.
- Diseñar estrategias de integración entre las instituciones de ciencia, tecnología e innovación y las diferentes formas de organización del poder popular, a fin de generar una gestión corresponsable en la construcción del conocimiento en ciencia y tecnología.

Presupuestariamente Fundacite Delta Amacuro orientará, los recursos hacia el desarrollo de los proyectos que privilegien la inversión y que represente un efecto multiplicador importante para su región, en el marco de la concepción estratégica del desarrollo endógeno.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**7.674.438**
INGRESOS CORRIENTES ORDINARIOS	7.674.438
TRANSFERENCIAS CORRIENTES	7.674.438
Transferencias corrientes del sector público	7.674.438
Transferencias corrientes internas recibidas del sector público	7.674.438
De la República	7.674.438
FUENTES FINANCIERAS	**12.079.706**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	12.079.706
Disminución de otros activos financieros	12.079.706
Disminución de disponibilidades	12.079.706
Disminución de bancos	12.079.706
TOTAL RECURSOS	**19.754.144**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**13.177.438**
GASTOS DE CONSUMO	13.177.438
Remuneraciones	5.969.187
Sueldos, salarios y otras retribuciones	1.865.528
Beneficios y complementos de sueldos y salarios	1.937.370
Aportes patronales	467.489
Prestaciones sociales y otras indemnizaciones	446.831
Asistencia socioeconómica	1.251.969
Compra de bienes y servicios	5.730.595
Bienes de consumo	925.095
Servicios no personales	4.805.500
Impuestos indirectos	1.477.656
GASTOS DE CAPITAL	**6.576.706**
INVERSIÓN REAL DIRECTA	6.576.706
Formación bruta de capital fijo	6.576.706
Maquinaria, equipos y otros bienes muebles	3.175.006
Construcciones de bienes de dominio público	3.401.700
TOTAL EGRESOS	**19.754.144**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
130482	Creación y Consolidación de Espacios de investigación y Desarrollo Tecnológico para la Aplicación de conocimientos en la mejora de procesos para la producción de insumos y servicios agro tecnológicos en beneficio del pueblo Deltano fase (II)	espacio	2					2.735.954			12.079.706	14.815.660
TOTAL								2.735.954			12.079.706	14.815.660

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			3.497.294				3.497.294
02	Gestión Administrativa			1.441.190				1.441.190
TOTAL				4.938.484				4.938.484

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**14**	**7**		**21**	**819.000**	**79.944**	**898.944**
Alto Nivel y de Dirección	1			1	39.000	10.000	49.000
Personal Administrativo	12	5		17	663.000	49.844	712.844
Obrero	1	2		3	117.000	20.100	137.100
Personal Contratado	**9**	**10**		**19**	**705.090**		**705.090**
Profesional y Técnico	4	5		9	352.545		352.545
Personal Administrativo	5	5		10	352.545		352.545
TOTAL	**23**	**17**		**40**	**1.524.090**	**79.944**	**1.604.034**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	5.969.187
4.02	Materiales, suministros y mercancías	925.095
4.03	Servicios no personales	6.283.156
4.04	Activos reales	6.576.706
	TOTAL	**19.754.144**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**7.674.438**
INGRESOS CORRIENTES ORDINARIOS	7.674.438
TRANSFERENCIAS CORRIENTES	7.674.438
Transferencias corrientes del sector público	7.674.438
Transferencias corrientes internas recibidas del sector público	7.674.438
De la República	7.674.438
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	7.674.438
Ingresos Ordinarios	7.674.438
1.2 GASTOS CORRIENTES	**13.177.438**
GASTOS DE CONSUMO	13.177.438
Remuneraciones	5.969.187
Sueldos, salarios y otras retribuciones	1.865.528
Beneficios y complementos de sueldos y salarios	1.937.370
Aportes patronales	467.489
Prestaciones sociales y otras indemnizaciones	446.831
Asistencia socioeconómica	1.251.969
Compra de bienes y servicios	5.730.595
Bienes de consumo	925.095
Servicios no personales	4.805.500
Impuestos indirectos	1.477.656
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(5.503.000)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(5.503.000)**
RECURSOS PROPIOS DE CAPITAL	(5.503.000)
Desahorro en cuenta corriente	(5.503.000)
2.2 GASTOS DE CAPITAL	**6.576.706**
INVERSIÓN REAL DIRECTA	6.576.706
Formación bruta de capital fijo	6.576.706
Maquinaria, equipos y otros bienes muebles	3.175.006
Construcciones de bienes de dominio público	3.401.700
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(12.079.706)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**12.079.706**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	12.079.706
Disminución de otros activos financieros	12.079.706
Disminución de disponibilidades	12.079.706
Disminución de bancos	12.079.706
3.2 APLICACIONES FINANCIERAS	**12.079.706**
DÉFICIT FINANCIERO	12.079.706

A0435

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Guárico (Fundacite-Guárico)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO GUÁRICO (FUNDACITE-GUÁRICO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Guárico (Fundacite-Guárico), ente adscrito al Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología, fundada con el objetivo principal de desarrollar y canalizar la cogestión y corresponsabilidad entre el Poder Público y el Poder Popular para fomentar, estimular y coordinar articuladamente con los actores del Sistema Regional y Nacional de Ciencia, Tecnología e Innovación, la generación, aplicación y divulgación de conocimientos, tecnologías y capacitación de talento humano, mediante el apoyo y fortalecimiento de las actividades de investigación y desarrollo tecnológico, que favorezcan la inclusión social, impulsen el crecimiento de la economía bajo un modelo endógeno, sustentable y humano que mejoren la calidad de vida de la población y contribuya a la independencia y soberanía de la Nación.

Para este abordaje, la acción de la Fundacite Guárico en el presente ejercicio económico-financiero, seguirá en la consolidación del nuevo modelo científico-tecnológico, expresado en las "Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación, 2013 – 2019".

Es por ello, que la Fundacite Guárico centra sus objetivos estratégicos en los siguientes lineamientos:

- Desarrollar las capacidades científico-tecnológicas vinculadas a las necesidades del pueblo.
- Consolidar un estilo científico, tecnológico e innovador de carácter transformador, diverso, creativo y dinámico, garante de la independencia y la soberanía económica.
- Diseñar estrategias de integración entre las instituciones de ciencia, tecnología e innovación y las diferentes formas de organización del poder popular, a fin de generar una gestión corresponsable en la construcción del conocimiento en ciencia y tecnología.
- Fomentar la investigación e innovación como herramientas para el fortalecimiento del poder popular y de los procesos sociales emancipadores y transformadores de la sociedad.
- Fomentar la formación de recursos humanos para la investigación y la gerencia científico-tecnológica.
- Promover el desarrollo de proyectos que garanticen la complementariedad de recursos y conocimientos.
- Consolidar una infraestructura de información que satisfaga la demanda regional de los distintos sectores comprometidos con el desarrollo económico y social.
- Promover la formación y capacitación de investigadores y gerentes de ciencia y tecnología.
- Despertar el interés por la ciencia y la tecnología desde los niveles básicos de la educación y la sociedad civil en general.
- Orientar la capacidad científica y tecnológica en concordancia con la dinámica de desarrollo regional, a través de la formulación de programas de investigación multidisciplinarios, transdisciplinarios e interinstitucionales con visión de corto, mediano y largo plazo.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**5.367.590**
INGRESOS CORRIENTES ORDINARIOS	5.367.590
TRANSFERENCIAS CORRIENTES	5.367.590
Transferencias corrientes del sector público	5.367.590
Transferencias corrientes internas recibidas del sector público	5.367.590
De la República	5.367.590
FUENTES FINANCIERAS	**40.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	40.000
Disminución de otros activos financieros	40.000
Disminución de disponibilidades	40.000
Disminución de bancos	40.000
TOTAL RECURSOS	**5.407.590**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**5.407.590**
GASTOS DE CONSUMO	5.407.590
Remuneraciones	4.333.072
Sueldos, salarios y otras retribuciones	1.820.241
Beneficios y complementos de sueldos y salarios	999.024
Aportes patronales	226.102
Prestaciones sociales y otras indemnizaciones	463.132
Asistencia socioeconómica	824.573
Compra de bienes y servicios	965.690
Bienes de consumo	453.200
Servicios no personales	512.490
Impuestos indirectos	108.828
TOTAL EGRESOS	**5.407.590**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
127418	Conformación de la Red Regional de Investigación-Formación, vinculándose a las capacidades científico-tecnológicas y del conocimiento ancestral de las Instancias del Poder Popular a nivel rural, urbano y periurbano	red	2					398.592				398.592
	TOTAL							398.592				398.592

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			4.294.072			39.000	4.333.072
02	Gestión Administrativa			674.926			1.000	675.926
	TOTAL			4.968.998			40.000	5.008.998

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	7	9		16	712.512	483.363	1.195.875
Alto Nivel y de Dirección		1		1	44.532	40.646	85.178
Profesional y Técnico		5		5	222.660	133.264	355.924
Personal Administrativo	6	3		9	400.788	282.013	682.801
Personal Docente	1			1	44.532	27.440	71.972
Personal Contratado	1			1	44.532		44.532
Personal Administrativo	1			1	44.532		44.532
TOTAL	8	9		17	757.044	483.363	1.240.407

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	4.333.072
4.02	Materiales, suministros y mercancías	453.200
4.03	Servicios no personales	621.318
	TOTAL	5.407.590

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**5.367.590**
INGRESOS CORRIENTES ORDINARIOS	5.367.590
TRANSFERENCIAS CORRIENTES	5.367.590
Transferencias corrientes del sector público	5.367.590
Transferencias corrientes internas recibidas del sector público	5.367.590
De la República	5.367.590
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	5.367.590
Ingresos Ordinarios	5.367.590
1.2 GASTOS CORRIENTES	**5.407.590**
GASTOS DE CONSUMO	5.407.590
Remuneraciones	4.333.072
Sueldos, salarios y otras retribuciones	1.820.241
Beneficios y complementos de sueldos y salarios	999.024
Aportes patronales	226.102
Prestaciones sociales y otras indemnizaciones	463.132
Asistencia socioeconómica	824.573
Compra de bienes y servicios	965.690
Bienes de consumo	453.200
Servicios no personales	512.490
Impuestos indirectos	108.828
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(40.000)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(40.000)**
RECURSOS PROPIOS DE CAPITAL	(40.000)
Desahorro en cuenta corriente	(40.000)
2.2 GASTOS DE CAPITAL	
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(40.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**40.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	40.000
Disminución de otros activos financieros	40.000
Disminución de disponibilidades	40.000
Disminución de bancos	40.000
3.2 APLICACIONES FINANCIERAS	**40.000**
DÉFICIT FINANCIERO	40.000

A0436

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Miranda (Fundacite-Miranda)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO MIRANDA (FUNDACITE-MIRANDA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Miranda (Fundacite-Miranda), ente adscrito al Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología, fundada con el objetivo principal de desarrollar y canalizar la cogestión y corresponsabilidad entre el Poder Público y el Poder Popular para fomentar, estimular y coordinar articuladamente con los actores del Sistema Regional y Nacional de Ciencia, Tecnología e Innovación, la generación, aplicación y divulgación de conocimientos, tecnologías y capacitación de talento humano, mediante el apoyo y fortalecimiento de las actividades de investigación y desarrollo tecnológico, que favorezcan la inclusión social, impulsen el crecimiento de la economía bajo un modelo endógeno, sustentable y humano que mejoren la calidad de vida de la población y contribuya a la independencia y soberanía de la Nación.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**3.803.637**
INGRESOS CORRIENTES ORDINARIOS	3.803.637
TRANSFERENCIAS CORRIENTES	3.803.637
Transferencias corrientes del sector público	3.803.637
Transferencias corrientes internas recibidas del sector público	3.803.637
De la República	3.803.637
FUENTES FINANCIERAS	**117.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	117.000
Disminución de otros activos financieros	117.000
Disminución de disponibilidades	117.000
Disminución de bancos	117.000
TOTAL RECURSOS	**3.920.637**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**3.803.637**
GASTOS DE CONSUMO	3.803.637
Remuneraciones	3.042.586
Sueldos, salarios y otras retribuciones	1.113.543
Beneficios y complementos de sueldos y salarios	661.020
Aportes patronales	184.915
Prestaciones sociales y otras indemnizaciones	340.306
Asistencia socioeconómica	742.802
Compra de bienes y servicios	758.251
Bienes de consumo	335.480
Servicios no personales	422.771
Impuestos indirectos	2.800
GASTOS DE CAPITAL	**117.000**
INVERSIÓN REAL DIRECTA	117.000
Formación bruta de capital fijo	117.000
Maquinaria, equipos y otros bienes muebles	117.000
TOTAL EGRESOS	**3.920.637**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127412	Promoción de la conformación de Red Regional de Investigación y Formación de educación universitaria, ciencia y tecnología, que responda a las necesidades y potencialidades del estado Miranda.	red	1					283.847				283.847
127441	Construcción colectiva del Plan Regional de Ciencia Tecnología e Innovación, en articulación con los actores del Sistema Regional de Ciencia y Tecnología (SRCT).	plan	1					283.847				283.847
127451	Elaboración del Plan Especial de la zona del conocimiento productivo de Barlovento, en coordinación con la Vicepresidencia del Conocimiento.	espacio	20					283.847				283.847
TOTAL								851.541				851.541

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			2.488.116				2.488.116
02	Gestión Administrativa			463.980			117.000	580.980
	TOTAL			2.952.096			117.000	3.069.096

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	1	2		3	605.841		605.841
Alto Nivel y de Dirección		1		1	128.229		128.229
Profesional y Técnico	1	1		2	477.612		477.612
Personal Contratado	5	2		7	306.592		306.592
Profesional y Técnico	4	2		6	262.793		262.793
Personal Administrativo	1			1	43.799		43.799
TOTAL	6	4		10	912.433		912.433

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	3.042.586
4.02	Materiales, suministros y mercancías	335.480
4.03	Servicios no personales	425.571
4.04	Activos reales	117.000
	TOTAL	3.920.637

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.803.637**
INGRESOS CORRIENTES ORDINARIOS	3.803.637
TRANSFERENCIAS CORRIENTES	3.803.637
Transferencias corrientes del sector público	3.803.637
Transferencias corrientes internas recibidas del sector público	3.803.637
De la República	3.803.637
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	3.803.637
- Ingresos Ordinarios	3.803.637
1.2 GASTOS CORRIENTES	**3.803.637**
GASTOS DE CONSUMO	3.803.637
Remuneraciones	3.042.586
Sueldos, salarios y otras retribuciones	1.113.543
Beneficios y complementos de sueldos y salarios	661.020
Aportes patronales	184.915
Prestaciones sociales y otras indemnizaciones	340.306
Asistencia socioeconómica	742.802
Compra de bienes y servicios	758.251
Bienes de consumo	335.480
Servicios no personales	422.771
Impuestos indirectos	2.800
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : EQUILIBRIO	
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	
2.2 GASTOS DE CAPITAL	**117.000**
INVERSIÓN REAL DIRECTA	117.000
Formación bruta de capital fijo	117.000
Maquinaria, equipos y otros bienes muebles	117.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(117.000)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**117.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	117.000
Disminución de otros activos financieros	117.000
Disminución de disponibilidades	117.000
Disminución de bancos	117.000
3.2 APLICACIONES FINANCIERAS	**117.000**
DÉFICIT FINANCIERO	117.000

A0437

Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Monagas (Fundacite-Monagas)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO MONAGAS (FUNDACITE-MONAGAS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Monagas (Fundacite-Monagas), ente adscrito al Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología, fundada con el objetivo principal de desarrollar y canalizar la cogestión y corresponsabilidad entre el Poder Público y el Poder Popular para fomentar, estimular y coordinar articuladamente con los actores del Sistema Regional y Nacional de Ciencia, Tecnología e Innovación, la generación, aplicación y divulgación de conocimientos, tecnologías y capacitación de talento humano, mediante el apoyo y fortalecimiento de las actividades de investigación y desarrollo tecnológico, que favorezcan la inclusión social, impulsen el crecimiento de la economía bajo un modelo endógeno, sustentable y humano que mejoren la calidad de vida de la población y contribuya a la independencia y soberanía de la Nación.

Para este abordaje, la acción de la Fundacite Monagas en el presente ejercicio económico-financiero, seguirá en la consolidación del nuevo modelo científico-tecnológico, expresado en las "Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación, 2013 – 2019".

Es por ello, que la Fundacite Monagas centra sus objetivos estratégicos en los siguientes lineamientos:

- Desarrollar las capacidades científico-tecnológicas vinculadas a las necesidades del pueblo.
- Consolidar un estilo científico, tecnológico e innovador de carácter transformador, diverso, creativo y dinámico, garante de la independencia y la soberanía económica.
- Diseñar estrategias de integración entre las instituciones de ciencia, tecnología e innovación y las diferentes formas de organización del poder popular, a fin de generar una gestión corresponsable en la construcción del conocimiento en ciencia y tecnología.
- Fomentar la investigación e innovación como herramientas para el fortalecimiento del poder popular y de los procesos sociales emancipadores y transformadores de la sociedad.
- Fomentar la formación de recursos humanos para la investigación y la gerencia científico-tecnológica.
- Promover el desarrollo de proyectos que garanticen la complementariedad de recursos y conocimientos.
- Consolidar una infraestructura de información que satisfaga la demanda regional de los distintos sectores comprometidos con el desarrollo económico y social.
- Promover la formación y capacitación de investigadores y gerentes de ciencia y tecnología.
- Despertar el interés por la ciencia y la tecnología desde los niveles básicos de la educación y la sociedad civil en general.
- Orientar la capacidad científica y tecnológica en concordancia con la dinámica de desarrollo regional, a través de la formulación de programas de investigación multidisciplinarios, transdisciplinarios e interinstitucionales con visión de corto, mediano y largo plazo.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**8.222.425**
INGRESOS CORRIENTES ORDINARIOS	8.222.425
TRANSFERENCIAS CORRIENTES	8.222.425
Transferencias corrientes del sector público	8.222.425
Transferencias corrientes internas recibidas del sector público	8.222.425
De la República	8.222.425
FUENTES FINANCIERAS	**2.500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.500.000
Disminución de otros activos financieros	2.500.000
Disminución de disponibilidades	2.500.000
Disminución de bancos	2.500.000
TOTAL RECURSOS	**10.722.425**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**10.079.202**
GASTOS DE CONSUMO	9.908.504
Remuneraciones	6.407.242
Sueldos, salarios y otras retribuciones	1.342.869
Beneficios y complementos de sueldos y salarios	1.906.694
Aportes patronales	215.895
Prestaciones sociales y otras indemnizaciones	1.104.363
Asistencia socioeconómica	1.837.421
Compra de bienes y servicios	3.185.159
Bienes de consumo	838.028
Servicios no personales	2.347.131
Impuestos indirectos	316.103
TRANSFERENCIAS Y DONACIONES CORRIENTES	170.698
Al sector privado	133.568
Transferencias corrientes al sector privado	133.568
Directas a personas	133.568
Jubilaciones y otros beneficios asociados	133.568
Al sector externo	37.130
Donaciones corrientes al exterior	37.130
A personas	37.130
GASTOS DE CAPITAL	**643.223**
INVERSIÓN REAL DIRECTA	643.223
Formación bruta de capital fijo	643.223
Maquinaria, equipos y otros bienes muebles	643.223
TOTAL EGRESOS	**10.722.425**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
127423	Conformación de red estadal de investigación-formación para la generación y aplicación de conocimientos y tecnologías en procesos productivos en el estado Monagas	red	1					829.198				829.198
TOTAL								829.198				829.198

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			6.407.242				6.407.242
02	Gestión Administrativa			852.417			2.500.000	3.352.417
03	Previsión y Protección Social			133.568				133.568
TOTAL				7.393.227			2.500.000	9.893.227

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	12	10		22	742.166		742.166
Alto Nivel y de Dirección		1		1	89.060		89.060
Profesional y Técnico	6	4		10	326.553		326.553
Personal Administrativo	5	2		7	207.807		207.807
Obrero	1	3		4	118.746		118.746
TOTAL	12	10		22	742.166		742.166

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	1	1	2	133.568
Empleados	1	1	2	133.568
TOTAL	1	1	2	133.568

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	6.407.242
4.02	Materiales, suministros y mercancías	838.028
4.03	Servicios no personales	2.663.234
4.04	Activos reales	643.223
4.07	Transferencias y donaciones	170.698
	TOTAL	10.722.425

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**8.222.425**
INGRESOS CORRIENTES ORDINARIOS	8.222.425
TRANSFERENCIAS CORRIENTES	8.222.425
Transferencias corrientes del sector público	8.222.425
Transferencias corrientes internas recibidas del sector público	8.222.425
De la República	8.222.425
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnologia	8.222.425
Ingresos Ordinarios	8.222.425
1.2 GASTOS CORRIENTES	**10.079.202**
GASTOS DE CONSUMO	9.908.504
Remuneraciones	6.407.242
Sueldos, salarios y otras retribuciones	1.342.869
Beneficios y complementos de sueldos y salarios	1.906.694
Aportes patronales	215.895
Prestaciones sociales y otras indemnizaciones	1.104.363
Asistencia socioeconómica	1.837.421
Compra de bienes y servicios	3.185.159
Bienes de consumo	838.028
Servicios no personales	2.347.131
Impuestos indirectos	316.103
TRANSFERENCIAS Y DONACIONES CORRIENTES	170.698
Al sector privado	133.568
Transferencias corrientes al sector privado	133.568
Directas a personas	133.568
Jubilaciones y otros beneficios asociados	133.568
Al sector externo	37.130
Donaciones corrientes al exterior	37.130
A personas	37.130
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.856.777)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.856.777)**
RECURSOS PROPIOS DE CAPITAL	(1.856.777)
Desahorro en cuenta corriente	(1.856.777)
2.2 GASTOS DE CAPITAL	**643.223**
INVERSIÓN REAL DIRECTA	643.223
Formación bruta de capital fijo	643.223
Maquinaria, equipos y otros bienes muebles	643.223
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(2.500.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**2.500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.500.000
Disminución de otros activos financieros	2.500.000
Disminución de disponibilidades	2.500.000
Disminución de bancos	2.500.000
3.2 APLICACIONES FINANCIERAS	**2.500.000**
DÉFICIT FINANCIERO	2.500.000

A0438

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Nueva Esparta (Fundacite-Nueva Esparta)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO NUEVA ESPARTA (FUNDACITE-NUEVA ESPARTA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Nueva Esparta (Fundacite-Nueva Esparta), ente adscrito al Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología, fundada con el objetivo principal de desarrollar y canalizar la cogestión y corresponsabilidad entre el Poder Público y el Poder Popular para fomentar, estimular y coordinar articuladamente con los actores del Sistema Regional y Nacional de Ciencia, Tecnología e Innovación, la generación, aplicación y divulgación de conocimientos, tecnologías y capacitación de talento humano, mediante el apoyo y fortalecimiento de las actividades de investigación y desarrollo tecnológico, que favorezcan la inclusión social, impulsen el crecimiento de la economía bajo un modelo endógeno, sustentable y humano que mejoren la calidad de vida de la población y contribuya a la independencia y soberanía de la Nación.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**3.642.658**
INGRESOS CORRIENTES ORDINARIOS	3.642.658
TRANSFERENCIAS CORRIENTES	3.642.658
Transferencias corrientes del sector público	3.642.658
Transferencias corrientes internas recibidas del sector público	3.642.658
De la República	3.642.658
INGRESOS DE CAPITAL	**25.000**
RECURSOS PROPIOS DE CAPITAL	25.000
Incremento de la depreciación y amortización acumuladas	25.000
TOTAL RECURSOS	**3.667.658**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**3.607.658**
GASTOS DE CONSUMO	3.607.658
Remuneraciones	2.863.642
Sueldos, salarios y otras retribuciones	1.172.776
Beneficios y complementos de sueldos y salarios	635.857
Aportes patronales	124.228
Prestaciones sociales y otras indemnizaciones	83.284
Asistencia socioeconómica	847.497
Compra de bienes y servicios	716.324
Bienes de consumo	360.011
Servicios no personales	356.313
Impuestos indirectos	2.692
Depreciación y amortización	25.000
GASTOS DE CAPITAL	**60.000**
INVERSIÓN REAL DIRECTA	60.000
Formación bruta de capital fijo	60.000
Maquinaria, equipos y otros bienes muebles	60.000
TOTAL EGRESOS	**3.667.658**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Ingresos Propios	Transferencias y Donaciones - De la República: Proyectos por Endeudamiento	Transferencias y Donaciones - De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
130481	Fortalecimiento de las capacidades y potencialidades científico-tecnológico del estado Nueva Esparta en las áreas de pesca, acuicultura, agricultura, turismo y salud pública para apalancar las estrategias enmarcadas en la Revolución del Conocimiento y la Ley del Plan de la Patria.	asistencia técnica	800					579.568				579.568
TOTAL								579.568				579.568

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	Transferencias y Donaciones - De la República: Proyectos por Endeudamiento	Transferencias y Donaciones - De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			2.878.038				2.878.038
02	Gestión Administrativa	25.000		185.052				210.052
TOTAL		25.000		3.063.090				3.088.090

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	6	6		12	445.328	602.016	1.047.344
Alto Nivel y de Dirección	1			1	37.112	71.249	108.361
Directivo	2	1		3	111.332	190.441	301.773
Profesional y Técnico	2	4		6	222.660	261.201	483.861
Obrero	1	1		2	74.224	79.125	153.349
TOTAL	6	6		12	445.328	602.016	1.047.344

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	2.863.642
4.02	Materiales, suministros y mercancías	360.011
4.03	Servicios no personales	359.005
4.04	Activos reales	60.000
4.08	Otros gastos	25.000
	TOTAL	3.667.658

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.642.658**
INGRESOS CORRIENTES ORDINARIOS	3.642.658
TRANSFERENCIAS CORRIENTES	3.642.658
Transferencias corrientes del sector público	3.642.658
Transferencias corrientes internas recibidas del sector público	3.642.658
De la República	3.642.658
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	3.642.658
-Ingresos Ordinarios	3.642.658
1.2 GASTOS CORRIENTES	**3.607.658**
GASTOS DE CONSUMO	3.607.658
Remuneraciones	2.863.642
Sueldos, salarios y otras retribuciones	1.172.776
Beneficios y complementos de sueldos y salarios	635.857
Aportes patronales	124.228
Prestaciones sociales y otras indemnizaciones	83.284
Asistencia socioeconómica	847.497
Compra de bienes y servicios	716.324
Bienes de consumo	360.011
Servicios no personales	356.313
Impuestos indirectos	2.692
Depreciación y amortización	25.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**35.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**60.000**
RECURSOS PROPIOS DE CAPITAL	60.000
Ahorro en cuenta corriente	35.000
Incremento de la depreciación y amortización acumuladas	25.000
2.2 GASTOS DE CAPITAL	**60.000**
INVERSIÓN REAL DIRECTA	60.000
Formación bruta de capital fijo	60.000
Maquinaria, equipos y otros bienes muebles	60.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0439

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Portuguesa (Fundacite-Portuguesa)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO PORTUGUESA (FUNDACITE-PORTUGUESA).

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Portuguesa (Fundacite-Portuguesa), ente adscrito al Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología, fundada con el objetivo principal de desarrollar y canalizar la cogestión y corresponsabilidad entre el Poder Público y el Poder Popular para fomentar, estimular y coordinar articuladamente con los actores del Sistema Regional y Nacional de Ciencia, Tecnología e Innovación, la generación, aplicación y divulgación de conocimientos, tecnologías y capacitación de talento humano, mediante el apoyo y fortalecimiento de las actividades de investigación y desarrollo tecnológico, que favorezcan la inclusión social, impulsen el crecimiento de la economía bajo un modelo endógeno, sustentable y humano que mejoren la calidad de vida de la población y contribuya a la independencia y soberanía de la Nación.

Para este abordaje, la acción de Fundacite-Portuguesa en el presente ejercicio económico-financiero , seguirá en la consolidación del nuevo modelo científico-tecnológico, expresado en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación, 2013 – 2019.

Es por ello, que Fundacite Portuguesa centra sus objetivos estratégicos en el siguiente lineamiento:

- Diseñar estrategias de integración entre las instituciones de ciencia, tecnología e innovación y las diferentes formas de organización del poder popular, a fin de generar una gestión corresponsable en la construcción del conocimiento en ciencia y tecnología.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**6.222.062**
INGRESOS CORRIENTES ORDINARIOS	6.222.062
TRANSFERENCIAS CORRIENTES	6.222.062
Transferencias corrientes del sector público	6.222.062
Transferencias corrientes internas recibidas del sector público	6.222.062
De la República	6.222.062
INGRESOS DE CAPITAL	**190.000**
RECURSOS PROPIOS DE CAPITAL	190.000
Incremento de la depreciación y amortización acumuladas	190.000
FUENTES FINANCIERAS	**1.461.330**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.461.330
Disminución de otros activos financieros	1.461.330
Disminución de disponibilidades	1.461.330
Disminución de bancos	1.461.330
TOTAL RECURSOS	**7.873.392**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**7.793.392**
GASTOS DE CONSUMO	7.793.392
Remuneraciones	6.395.374
Sueldos, salarios y otras retribuciones	3.207.802
Beneficios y complementos de sueldos y salarios	783.595
Aportes patronales	306.078
Prestaciones sociales y otras indemnizaciones	362.860
Asistencia socioeconómica	1.735.039
Compra de bienes y servicios	1.116.559
Bienes de consumo	310.539
Servicios no personales	806.020
Impuestos indirectos	91.459
Depreciación y amortización	190.000
GASTOS DE CAPITAL	**80.000**
INVERSIÓN REAL DIRECTA	80.000
Formación bruta de capital fijo	80.000
Maquinaria, equipos y otros bienes muebles	80.000
TOTAL EGRESOS	**7.873.392**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
130485	Articulación de capacidades científico-tecnológicas y de innovación, para la aplicación de conocimientos, saberes y tecnologías sustentables en áreas estratégicas priorizadas en el estado Portuguesa.	proceso	3					723.090				723.090
TOTAL								723.090				723.090

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			4.934.044			1.461.330	6.395.374
02	Gestión Administrativa	190.000		564.928				754.928
TOTAL		190.000		5.498.972			1.461.330	7.150.302

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**12**	**6**		**18**	**1.603.085**	**825.147**	**2.428.232**
Alto Nivel y de Dirección	1			1	89.061	27.600	116.661
Directivo		1		1	89.061	27.600	116.661
Profesional y Técnico	10	4		14	1.246.841	729.629	1.976.470
Personal Administrativo	1			1	89.061	22.214	111.275
Obrero		1		1	89.061	18.104	107.165
TOTAL	**12**	**6**		**18**	**1.603.085**	**825.147**	**2.428.232**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	6.395.374
4.02	Materiales, suministros y mercancías	310.539
4.03	Servicios no personales	897.479
4.04	Activos reales	80.000
4.08	Otros gastos	190.000
	TOTAL	**7.873.392**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**6.222.062**
INGRESOS CORRIENTES ORDINARIOS	6.222.062
TRANSFERENCIAS CORRIENTES	6.222.062
Transferencias corrientes del sector público	6.222.062
Transferencias corrientes internas recibidas del sector público	6.222.062
De la República	6.222.062
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnologia	6.222.062
-Ingresos Ordinarios	6.222.062
1.2 GASTOS CORRIENTES	**7.793.392**
GASTOS DE CONSUMO	7.793.392
Remuneraciones	6.395.374
Sueldos, salarios y otras retribuciones	3.207.802
Beneficios y complementos de sueldos y salarios	783.595
Aportes patronales	306.078
Prestaciones sociales y otras indemnizaciones	362.860
Asistencia socioeconómica	1.735.039
Compra de bienes y servicios	1.116.559
Bienes de consumo	310.539
Servicios no personales	806.020
Impuestos indirectos	91.459
Depreciación y amortización	190.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.571.330)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.381.330)**
RECURSOS PROPIOS DE CAPITAL	(1.381.330)
Desahorro en cuenta corriente	(1.571.330)
Incremento de la depreciación y amortización acumuladas	190.000
2.2 GASTOS DE CAPITAL	**80.000**
INVERSIÓN REAL DIRECTA	80.000
Formación bruta de capital fijo	80.000
Maquinaria, equipos y otros bienes muebles	80.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(1.461.330)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**1.461.330**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.461.330
Disminución de otros activos financieros	1.461.330
Disminución de disponibilidades	1.461.330
Disminución de bancos	1.461.330
3.2 APLICACIONES FINANCIERAS	**1.461.330**
DÉFICIT FINANCIERO	1.461.330

A0440

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Trujillo (Fundacite-Trujillo)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO TRUJILLO (FUNDACITE-TRUJILLO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Trujillo (Fundacite-Trujillo), ente adscrito al Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología, fundada con el objetivo principal de desarrollar y canalizar la cogestión y corresponsabilidad entre el Poder Público y el Poder Popular para fomentar, estimular y coordinar articuladamente con los actores del Sistema Regional y Nacional de Ciencia, Tecnología e Innovación, la generación, aplicación y divulgación de conocimientos, tecnologías y capacitación de talento humano, mediante el apoyo y fortalecimiento de las actividades de investigación y desarrollo tecnológico, que favorezcan la inclusión social, impulsen el crecimiento de la economía bajo un modelo endógeno, sustentable y humano que mejoren la calidad de vida de la población y contribuya a la independencia y soberanía de la Nación.

Para este abordaje, la acción de Fundacite Trujillo en el presente ejercicio económico-financiero , seguirá en la consolidación del nuevo modelo científico-tecnológico, expresado en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación, 2013 – 2019.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**7.866.671**
INGRESOS CORRIENTES ORDINARIOS	7.866.671
TRANSFERENCIAS CORRIENTES	7.866.671
Transferencias corrientes del sector público	7.866.671
Transferencias corrientes internas recibidas del sector público	7.866.671
De la República	7.866.671
INGRESOS DE CAPITAL	**274.086**
RECURSOS PROPIOS DE CAPITAL	274.086
Incremento de la depreciación y amortización acumuladas	274.086
FUENTES FINANCIERAS	**2.711.012**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.711.012
Disminución de otros activos financieros	2.711.012
Disminución de disponibilidades	2.711.012
Disminución de bancos	2.711.012
TOTAL RECURSOS	**10.851.769**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**10.796.741**
GASTOS DE CONSUMO	10.796.741
Remuneraciones	7.954.574
Sueldos, salarios y otras retribuciones	1.927.731
Beneficios y complementos de sueldos y salarios	2.682.550
Aportes patronales	235.129
Prestaciones sociales y otras indemnizaciones	774.714
Asistencia socioeconómica	2.334.450
Compra de bienes y servicios	2.384.150
Bienes de consumo	495.548
Servicios no personales	1.888.602
Impuestos indirectos	183.931
Depreciación y amortización	274.086
GASTOS DE CAPITAL	**54.028**
INVERSIÓN REAL DIRECTA	54.028
Formación bruta de capital fijo	54.028
Maquinaria, equipos y otros bienes muebles	54.028
APLICACIONES FINANCIERAS	**1.000**
DISMINUCIÓN DE PASIVOS	1.000
Disminución de cuentas y efectos por pagar	1.000
Disminución de cuentas y efectos por pagar a corto plazo	1.000
Disminución de aportes patronales y retenciones laborales por pagar	1.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	1.000
TOTAL EGRESOS	**10.851.769**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127279	Conformación de la red regional de investigación y formación del estado Trujillo	red	1					3.097.385			686.183	3.783.568
127280	Formulación del plan regional de ciencia, tecnología e innovación para el estado Trujillo	plan	1					792.295			63.817	856.112
TOTAL								3.889.680			750.000	4.639.680

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			2.718.324			1.211.237	3.929.561
02	Gestión Administrativa	274.086		1.258.667			749.775	2.282.528
TOTAL		274.086		3.976.991			1.961.012	6.212.089

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**18**	**12**		**30**	**691.355**	**241.528**	**932.883**
Alto Nivel y de Dirección		1		1	90.200	20.700	110.900
Directivo	1	1		2	22.265		22.265
Profesional y Técnico	12	8		20	427.488	169.474	596.962
Personal Administrativo	4	1		5	106.872	42.369	149.241
Obrero	1	1		2	44.530	8.985	53.515
Personal Contratado	**8**	**5**		**13**	**373.591**		**373.591**
Profesional y Técnico	8	5		13	373.591		373.591
TOTAL	26	17		43	1.064.946	241.528	1.306.474

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	7.954.574
4.02	Materiales, suministros y mercancías	495.548
4.03	Servicios no personales	2.072.533
4.04	Activos reales	54.028
4.08	Otros gastos	274.086
4.11	Disminución de pasivos	1.000
	TOTAL	10.851.769

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	7.866.671
INGRESOS CORRIENTES ORDINARIOS	7.866.671
TRANSFERENCIAS CORRIENTES	7.866.671
Transferencias corrientes del sector público	7.866.671
Transferencias corrientes internas recibidas del sector público	7.866.671
De la República	7.866.671
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	7.866.671
-Ingresos Ordinarios	7.866.671
1.2 GASTOS CORRIENTES	10.796.741
GASTOS DE CONSUMO	10.796.741
Remuneraciones	7.954.574
Sueldos, salarios y otras retribuciones	1.927.731
Beneficios y complementos de sueldos y salarios	2.682.550
Aportes patronales	235.129
Prestaciones sociales y otras indemnizaciones	774.714
Asistencia socioeconómica	2.334.450
Compra de bienes y servicios	2.384.150
Bienes de consumo	495.548
Servicios no personales	1.888.602
Impuestos indirectos	183.931
Depreciación y amortización	274.086
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	(2.930.070)
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	(2.655.984)
RECURSOS PROPIOS DE CAPITAL	(2.655.984)
Desahorro en cuenta corriente	(2.930.070)
Incremento de la depreciación y amortización acumuladas	274.086
2.2 GASTOS DE CAPITAL	54.028
INVERSIÓN REAL DIRECTA	54.028
Formación bruta de capital fijo	54.028
Maquinaria, equipos y otros bienes muebles	54.028
2.3 RESULTADO FINANCIERO : (DEFICIT)	(2.710.012)

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**2.711.012**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.711.012
Disminución de otros activos financieros	2.711.012
Disminución de disponibilidades	2.711.012
Disminución de bancos	2.711.012
3.2 APLICACIONES FINANCIERAS	**2.711.012**
DISMINUCIÓN DE PASIVOS	1.000
Disminución de cuentas y efectos por pagar	1.000
Disminución de cuentas y efectos por pagar a corto plazo	1.000
Disminución de aportes patronales y retenciones laborales por pagar	1.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	1.000
DÉFICIT FINANCIERO	2.710.012

A0441

Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Vargas (Fundacite-Vargas)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO VARGAS (FUNDACITE-VARGAS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Vargas (Fundacite-Vargas), es un ente adscrito al Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología, fundada con el objetivo principal de desarrollar y canalizar la cogestión y corresponsabilidad entre el Poder Público y el Poder Popular para fomentar, estimular y coordinar articuladamente con los actores del Sistema Regional y Nacional de Ciencia, Tecnología e Innovación, la generación, aplicación y divulgación de conocimientos, tecnologías y capacitación de talento humano, mediante el apoyo y fortalecimiento de las actividades de investigación y desarrollo tecnológico, que favorezcan la inclusión social, impulsen el crecimiento de la economía bajo un modelo endógeno, sustentable y humano que mejoren la calidad de vida de la población y contribuya a la independencia y soberanía del estado Vargas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**3.000.000**
INGRESOS CORRIENTES ORDINARIOS	3.000.000
TRANSFERENCIAS CORRIENTES	3.000.000
Transferencias corrientes del sector público	3.000.000
Transferencias corrientes internas recibidas del sector público	3.000.000
De la República	3.000.000
TOTAL RECURSOS	**3.000.000**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**2.762.000**
GASTOS DE CONSUMO	2.762.000
Remuneraciones	2.241.402
Sueldos, salarios y otras retribuciones	501.706
Beneficios y complementos de sueldos y salarios	950.558
Aportes patronales	170.469
Prestaciones sociales y otras indemnizaciones	258.669
Asistencia socioeconómica	360.000
Compra de bienes y servicios	410.899
Bienes de consumo	250.000
Servicios no personales	160.899
Impuestos indirectos	109.699
GASTOS DE CAPITAL	**220.000**
INVERSIÓN REAL DIRECTA	220.000
Formación bruta de capital fijo	220.000
Maquinaria, equipos y otros bienes muebles	220.000
APLICACIONES FINANCIERAS	**18.000**
INVERSIÓN FINANCIERA	18.000
Incremento de otros activos financieros	18.000
Incremento de disponibilidades	18.000
Incremento de bancos	18.000
TOTAL EGRESOS	**3.000.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129825	Creación de la red tecnológica productiva del Estado Vargas	red	1					600.000				600.000
TOTAL								600.000				600.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			2.382.000				2.382.000
02	Gestión Administrativa			18.000				18.000
TOTAL				2.400.000				2.400.000

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	2	3		5	237.494		237.494
Alto Nivel y de Dirección		1		1	59.373		59.373
Directivo	2	1		3	118.748		118.748
Obrero		1		1	59.373		59.373
Personal Contratado	3	2		5	237.494		237.494
Profesional y Técnico	3			3	178.120		178.120
Personal Administrativo		1		1	59.374		59.374
Obrero		1		1			
TOTAL	5	5		10	474.988		474.988

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	2.241.402
4.02	Materiales, suministros y mercancías	250.000
4.03	Servicios no personales	270.598
4.04	Activos reales	220.000
4.05	Activos financieros	18.000
	TOTAL	3.000.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.000.000**
INGRESOS CORRIENTES ORDINARIOS	3.000.000
TRANSFERENCIAS CORRIENTES	3.000.000
Transferencias corrientes del sector público	3.000.000
Transferencias corrientes internas recibidas del sector público	3.000.000
De la República	3.000.000
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	3.000.000
Ingresos Ordinarios	3.000.000
1.2 GASTOS CORRIENTES	**2.762.000**
GASTOS DE CONSUMO	2.762.000
Remuneraciones	2.241.402
Sueldos, salarios y otras retribuciones	501.706
Beneficios y complementos de sueldos y salarios	950.558
Aportes patronales	170.469
Prestaciones sociales y otras indemnizaciones	258.669
Asistencia socioeconómica	360.000
Compra de bienes y servicios	410.899
Bienes de consumo	250.000
Servicios no personales	160.899
Impuestos indirectos	109.699
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**238.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**238.000**
RECURSOS PROPIOS DE CAPITAL	238.000
Ahorro en cuenta corriente	238.000
2.2 GASTOS DE CAPITAL	**220.000**
INVERSIÓN REAL DIRECTA	220.000
Formación bruta de capital fijo	220.000
Maquinaria, equipos y otros bienes muebles	220.000
2.3 RESULTADO FINANCIERO : SUPERAVIT	**18.000**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**18.000**
SUPERÁVIT FINANCIERO	18.000
3.2 APLICACIONES FINANCIERAS	**18.000**
INVERSIÓN FINANCIERA	18.000
Incremento de otros activos financieros	18.000
Incremento de disponibilidades	18.000
Incremento de bancos	18.000

A0442

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Yaracuy (Fundacite-Yaracuy)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO YARACUY (FUNDACITE-YARACUY)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Yaracuy (Fundacite-Yaracuy), ente adscrito al Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología, fundada con el objetivo principal de desarrollar y canalizar la cogestión y corresponsabilidad entre el Poder Público y el Poder Popular para fomentar, estimular y coordinar articuladamente con los actores del Sistema Regional y Nacional de Ciencia, Tecnología e Innovación, la generación, aplicación y divulgación de conocimientos, tecnologías y capacitación de talento humano, mediante el apoyo y fortalecimiento de las actividades de investigación y desarrollo tecnológico, que favorezcan la inclusión social, impulsen el crecimiento de la economía bajo un modelo endógeno, sustentable y humano que mejoren la calidad de vida de la población y contribuya a la independencia y soberanía de la Nación.

Para este abordaje, la acción de Fundacite Yaracuy en el presente ejercicio económico-financiero, seguirá en la consolidación del nuevo modelo científico-tecnológico, expresado en las "Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación, 2013 – 2019".

Es por ello, que Fundacite Yaracuy centra sus objetivos estratégicos en los siguientes lineamientos:

- Desarrollar las capacidades científico-tecnológicas vinculadas a las necesidades del pueblo.
- Orientar la capacidad científica y tecnológica en concordancia con la dinámica de desarrollo regional, a través de la formulación de programas de investigación multidisciplinarios, transdisciplinarios e interinstitucionales con visión de corto, mediano y largo plazo.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**11.211.157**
INGRESOS CORRIENTES ORDINARIOS	11.211.157
TRANSFERENCIAS CORRIENTES	11.211.157
Transferencias corrientes del sector público	11.211.157
Transferencias corrientes internas recibidas del sector público	11.211.157
De la República	11.211.157
FUENTES FINANCIERAS	**2.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.000.000
Disminución de otros activos financieros	2.000.000
Disminución de disponibilidades	2.000.000
Disminución de bancos	2.000.000
TOTAL RECURSOS	**13.211.157**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**13.206.823**
GASTOS DE CONSUMO	13.037.727
Remuneraciones	9.779.876
Sueldos, salarios y otras retribuciones	2.396.848
Beneficios y complementos de sueldos y salarios	3.399.284
Aportes patronales	414.820
Prestaciones sociales y otras indemnizaciones	677.840
Asistencia socioeconómica	2.891.084
Compra de bienes y servicios	2.894.915
Bienes de consumo	969.671
Servicios no personales	1.925.244
Impuestos indirectos	362.936
TRANSFERENCIAS Y DONACIONES CORRIENTES	169.096
Al sector privado	169.096
Transferencias corrientes al sector privado	169.096
Directas a personas	169.096
Jubilaciones y otros beneficios asociados	169.096
GASTOS DE CAPITAL	**4.334**
INVERSIÓN REAL DIRECTA	4.334
Formación bruta de capital fijo	4.334
Maquinaria, equipos y otros bienes muebles	4.334
TOTAL EGRESOS	**13.211.157**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género: Fem.	Meta: Género: Masc.	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
127373	Conformación de la Red de investigación y transferencia de tecnologías en semillas, oleaginosas y café que articulen las unidades productivas comunitarias, centros de investigación e instituciones de educación universitaria del estado Yaracuy.	red	2					445.753			137.120	582.873
TOTAL								445.753			137.120	582.873

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			8.825.181			974.649	9.799.830
02	Gestión Administrativa			1.796.478			862.880	2.659.358
03	Previsión y Protección Social			143.745			25.351	169.096
TOTAL				10.765.404			1.862.880	12.628.284

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**17**	**14**		**31**	**2.070.652**		**2.070.652**
Alto Nivel y de Dirección	1			1	66.796		66.796
Directivo	5	3		8	534.363		534.363
Profesional y Técnico	4	4		8	534.362		534.362
Personal Administrativo	5	2		7	467.567		467.567
Obrero	2	5		7	467.564		467.564
TOTAL	17	14		31	2.070.652		2.070.652

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**1**		**1**	**169.096**
Empleados	1		1	169.096
TOTAL	1		1	169.096

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	9.779.876
4.02	Materiales, suministros y mercancias	969.671
4.03	Servicios no personales	2.288.180
4.04	Activos reales	4.334
4.07	Transferencias y donaciones	169.096
	TOTAL	13.211.157

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**11.211.157**
INGRESOS CORRIENTES ORDINARIOS	11.211.157
TRANSFERENCIAS CORRIENTES	11.211.157
Transferencias corrientes del sector público	11.211.157
Transferencias corrientes internas recibidas del sector público	11.211.157
De la República	11.211.157
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	11.211.157
- Ingresos Ordinarios	11.211.157
1.2 GASTOS CORRIENTES	**13.206.823**
GASTOS DE CONSUMO	13.037.727
Remuneraciones	9.779.876
Sueldos, salarios y otras retribuciones	2.396.848
Beneficios y complementos de sueldos y salarios	3.399.284
Aportes patronales	414.820
Prestaciones sociales y otras indemnizaciones	677.840
Asistencia socioeconómica	2.891.084
Compra de bienes y servicios	2.894.915
Bienes de consumo	969.671
Servicios no personales	1.925.244
Impuestos indirectos	362.936
TRANSFERENCIAS Y DONACIONES CORRIENTES	169.096
Al sector privado	169.096
Transferencias corrientes al sector privado	169.096
Directas a personas	169.096
Jubilaciones y otros beneficios asociados	169.096
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.995.666)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.995.666)**
RECURSOS PROPIOS DE CAPITAL	(1.995.666)
Desahorro en cuenta corriente	(1.995.666)
2.2 GASTOS DE CAPITAL	**4.334**
INVERSIÓN REAL DIRECTA	4.334
Formación bruta de capital fijo	4.334
Maquinaria, equipos y otros bienes muebles	4.334
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(2.000.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**2.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.000.000
Disminución de otros activos financieros	2.000.000
Disminución de disponibilidades	2.000.000
Disminución de bancos	2.000.000
3.2 APLICACIONES FINANCIERAS	**2.000.000**
DÉFICIT FINANCIERO	2.000.000

A0443

Fundación Centro Nacional de Desarrollo e Investigación en Telecomunicaciones (CENDIT)

FUNDACIÓN CENTRO NACIONAL DE DESARROLLO E INVESTIGACIÓN EN TELECOMUNICACIONES (CENDIT)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Centro Nacional de Desarrollo e Investigaciones en Telecomunicaciones (Cendit), contribuirá con el fortalecimiento de la creatividad tecnológica, ofreciendo al sector productivo la posibilidad de obtener soluciones locales a muchos problemas técnicos y científicos. Esto, lógicamente, constituye un hito de referencia en el campo científico - tecnológico para las grandes empresas radicadas en el país.

Para el presente ejercicio económico financiero el Cendit, mantendrá una constante interacción con centros homólogos internacionales, con el fin de intercambiar experiencias en el plano científico y tecnológico. Las relaciones con otros centros permitirán el intercambio de personal profesional o en formación, a fin de realizar pasantías e incluso preparar tesis de maestría así como de doctorado.

Igualmente llevará a cabo proyectos comunes que ayudarán a fortalecer los programas de desarrollo y la competencia nacional en materia de telecomunicaciones.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**33.290.030**
INGRESOS CORRIENTES ORDINARIOS	33.290.030
TRANSFERENCIAS CORRIENTES	33.290.030
Transferencias corrientes del sector público	33.290.030
Transferencias corrientes internas recibidas del sector público	33.290.030
De la República	33.290.030
INGRESOS DE CAPITAL	**1.390.473**
RECURSOS PROPIOS DE CAPITAL	1.390.473
Incremento de la depreciación y amortización acumuladas	1.390.473
FUENTES FINANCIERAS	**26.413.824**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	26.413.824
Disminución de otros activos financieros	26.413.824
Disminución de disponibilidades	26.413.824
Disminución de caja	26.413.824
TOTAL RECURSOS	**61.094.327**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**55.689.956**
GASTOS DE CONSUMO	55.689.956
Remuneraciones	26.713.024
Sueldos, salarios y otras retribuciones	8.277.968
Beneficios y complementos de sueldos y salarios	8.717.842
Aportes patronales	1.219.933
Prestaciones sociales y otras indemnizaciones	1.892.458
Asistencia socioeconómica	6.604.823
Compra de bienes y servicios	22.050.254
Bienes de consumo	10.147.674
Servicios no personales	11.902.580
Impuestos indirectos	5.536.205
Depreciación y amortización	1.390.473
GASTOS DE CAPITAL	**5.404.371**
INVERSIÓN REAL DIRECTA	5.404.371
Formación bruta de capital fijo	5.404.371
Maquinaria, equipos y otros bienes muebles	4.348.371
Construcciones de bienes de dominio privado	1.056.000
TOTAL EGRESOS	**61.094.327**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127426	Diseño de prototipos aplicables al sector de las telecomunicaciones nacional	diseño	4					591.266				591.266
127435	Servicios técnicos a empresas del sector de las telecomunicaciones	servicio	4			1.372.444					481.040	1.853.484
127444	Capacitación Técnica en el área de Telecomunicaciones	participante	76			18.029					714.649	732.678
	TOTAL					1.390.473		591.266			1.195.689	3.177.428

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			26.560.024				26.560.024
02	Gestión Administrativa			6.138.740			25.218.135	31.356.875
	TOTAL			32.698.764			25.218.135	57.916.899

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**22**	**31**		**53**	**3.509.532**		**3.509.532**
Alto Nivel y de Dirección	1			1	99.369		99.369
Directivo	5	9		14	1.196.145		1.196.145
Profesional y Técnico	11	4		15	911.186		911.186
Personal Administrativo	2			2	121.491		121.491
Personal de Investigación	3	11		14	850.441		850.441
Obrero		7		7	330.900		330.900
Personal Contratado	**6**	**14**		**20**	**1.292.188**		**1.292.188**
Profesional y Técnico	4	4		8	516.875		516.875
Personal de Investigación	2	10		12	775.313		775.313
TOTAL	28	45		73	4.801.720		4.801.720

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	26.713.024
4.02	Materiales, suministros y mercancías	10.147.674
4.03	Servicios no personales	17.438.785
4.04	Activos reales	5.404.371
4.08	Otros gastos	1.390.473
	TOTAL	61.094.327

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**33.290.030**
INGRESOS CORRIENTES ORDINARIOS	33.290.030
TRANSFERENCIAS CORRIENTES	33.290.030
Transferencias corrientes del sector público	33.290.030
Transferencias corrientes internas recibidas del sector público	33.290.030
De la República	33.290.030
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	33.290.030
Ingresos Ordinarios	33.290.030
1.2 GASTOS CORRIENTES	**55.689.956**
GASTOS DE CONSUMO	55.689.956
Remuneraciones	26.713.024
Sueldos, salarios y otras retribuciones	8.277.968
Beneficios y complementos de sueldos y salarios	8.717.842
Aportes patronales	1.219.933
Prestaciones sociales y otras indemnizaciones	1.892.458
Asistencia socioeconómica	6.604.823
Compra de bienes y servicios	22.050.254
Bienes de consumo	10.147.674
Servicios no personales	11.902.580
Impuestos indirectos	5.536.205
Depreciación y amortización	1.390.473
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(22.399.926)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(21.009.453)**
RECURSOS PROPIOS DE CAPITAL	(21.009.453)
Desahorro en cuenta corriente	(22.399.926)
Incremento de la depreciación y amortización acumuladas	1.390.473
2.2 GASTOS DE CAPITAL	**5.404.371**
INVERSIÓN REAL DIRECTA	5.404.371
Formación bruta de capital fijo	5.404.371
Maquinaria, equipos y otros bienes muebles	4.348.371
Construcciones de bienes de dominio privado	1.056.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(26.413.824)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**26.413.824**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	26.413.824
Disminución de otros activos financieros	26.413.824
Disminución de disponibilidades	26.413.824
Disminución de caja	26.413.824
3.2 APLICACIONES FINANCIERAS	**26.413.824**
DÉFICIT FINANCIERO	26.413.824

A0461

Fundación Centro Nacional de Desarrollo e Investigación en Tecnologías Libres (CENDITEL)

FUNDACIÓN CENTRO NACIONAL DE DESARROLLO E INVESTIGACIÓN EN TECNOLOGÍAS LIBRES (CENDITEL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La misión de la Fundación consiste en promover la investigación, desarrollo y apropiación de Tecnologías Libres pertinentes, acordes con la sociedad democrática, participativa y protagónica de la Nación.

La visión se focaliza en ser la institución pública de referencia en Tecnologías Libres, que actúe para asegurar la soberanía tecnológica de la Nación, participar en el debate sobre políticas para el uso y desarrollo de tecnologías libres. Impulsar la investigación y desarrollo de tecnología nacional con estándares libres, estimular al talento nacional para la generación de tecnologías libres y fomentar la transferencia de conocimiento sobre tecnologías libres.

Estima ejecutar el siguiente proyecto para el logro en conjunto de la misión y visión:

- Investigación y desarrollo de tecnologías libres para fortalecer los procesos de interacción del ciudadano y el poder popular con las instituciones del estado.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**18.758.538**
INGRESOS CORRIENTES ORDINARIOS	18.758.538
TRANSFERENCIAS CORRIENTES	18.758.538
Transferencias corrientes del sector público	18.758.538
Transferencias corrientes internas recibidas del sector público	18.758.538
De la República	18.758.538
INGRESOS DE CAPITAL	**225.000**
RECURSOS PROPIOS DE CAPITAL	225.000
Incremento de la depreciación y amortización acumuladas	225.000
FUENTES FINANCIERAS	**145.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	145.000
Disminución de otros activos financieros	145.000
Disminución de disponibilidades	145.000
Disminución de bancos	145.000
TOTAL RECURSOS	**19.128.538**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**18.326.455**
GASTOS DE CONSUMO	18.326.455
Remuneraciones	14.429.107
Sueldos, salarios y otras retribuciones	5.807.644
Beneficios y complementos de sueldos y salarios	4.894.437
Prestaciones sociales y otras indemnizaciones	480.000
Asistencia socioeconómica	3.247.026
Compra de bienes y servicios	3.242.560
Bienes de consumo	838.255
Servicios no personales	2.404.305
Impuestos indirectos	429.788
Depreciación y amortización	225.000
GASTOS DE CAPITAL	**802.083**
INVERSIÓN REAL DIRECTA	802.083
Formación bruta de capital fijo	802.083
Maquinaria, equipos y otros bienes muebles	802.083
TOTAL EGRESOS	**19.128.538**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Ingresos Propios	Transferencias y Donaciones - De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
127325	Desarrollo e investigación de aplicaciones informáticas libres que potencien los procesos de planificación estratégica en la Administración Pública Nacional.	sistema	8					3.183.659				3.183.659
127396	Desarrollo e investigación de aplicaciones informáticas críticas y transversales para la gestión de instituciones públicas.	software	8					2.200.052				2.200.052
TOTAL								5.383.711				5.383.711

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	Transferencias y Donaciones - De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			11.737.276				11.737.276
02	Gestión Administrativa	225.000		1.637.551			145.000	2.007.551
TOTAL		225.000		13.374.827			145.000	13.744.827

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	31	38		69	5.292.644		5.292.644
Alto Nivel y de Dirección		1		1	702.000		702.000
Directivo	2	3		5	550.558		550.558
Profesional y Técnico	5	4		9	619.378		619.378
Personal Administrativo	2			2	250.000		250.000
Personal de Investigación	21	26		47	2.915.708		2.915.708
Obrero	1	4		5	255.000		255.000
TOTAL	31	38		69	5.292.644		5.292.644

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	14.429.107
4.02	Materiales, suministros y mercancias	838.255
4.03	Servicios no personales	2.834.093
4.04	Activos reales	802.083
4.08	Otros gastos	225.000
	TOTAL	19.128.538

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**18.758.538**
INGRESOS CORRIENTES ORDINARIOS	18.758.538
TRANSFERENCIAS CORRIENTES	18.758.538
Transferencias corrientes del sector público	18.758.538
Transferencias corrientes internas recibidas del sector público	18.758.538
De la República	18.758.538
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	18.758.538
- Ingresos Ordinarios	18.758.538
1.2 GASTOS CORRIENTES	**18.326.455**
GASTOS DE CONSUMO	18.326.455
Remuneraciones	14.429.107
Sueldos, salarios y otras retribuciones	5.807.644
Beneficios y complementos de sueldos y salarios	4.894.437
Prestaciones sociales y otras indemnizaciones	480.000
Asistencia socioeconómica	3.247.026
Compra de bienes y servicios	3.242.560
Bienes de consumo	838.255
Servicios no personales	2.404.305
Impuestos indirectos	429.788
Depreciación y amortización	225.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**432.083**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**657.083**
RECURSOS PROPIOS DE CAPITAL	657.083
Ahorro en cuenta corriente	432.083
Incremento de la depreciación y amortización acumuladas	225.000
2.2 GASTOS DE CAPITAL	**802.083**
INVERSIÓN REAL DIRECTA	802.083
Formación bruta de capital fijo	802.083
Maquinaria, equipos y otros bienes muebles	802.083
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(145.000)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**145.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	145.000
Disminución de otros activos financieros	145.000
Disminución de disponibilidades	145.000
Disminución de bancos	145.000
3.2 APLICACIONES FINANCIERAS	**145.000**
DÉFICIT FINANCIERO	145.000

A0464

Fundación Infocentro

FUNDACIÓN INFOCENTRO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La misión de la Fundación consiste en facilitar el proceso de apropiación de las tecnologías de información y comunicación por parte de los sectores populares, mediante la consolidación de espacios tecnológicos comunitarios que faciliten la construcción colectiva y transferencia de saberes y conocimientos, las relaciones de colaboración y de coordinación, para fortalecer el desarrollo de las potencialidades locales, las redes sociales y el poder comunal.

Mientras su visión espera ser testigo de la explosión del Poder Comunal, apalancada en los infocentros autogestionados como núcleo aglutinador de las actividades comunitarias, en los sectores populares del país y su objetivo general busca consolidar los espacios socio tecnológicos como centros, para el fortalecimiento de las comunidades, que apoyen la articulación de las redes sociales, utilizando las tecnologías de información y comunicación, impulsando la capacitación y transferencia de saberes y de conocimiento.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**347.068.806**
INGRESOS CORRIENTES ORDINARIOS	347.068.806
TRANSFERENCIAS CORRIENTES	347.068.806
Transferencias corrientes del sector público	347.068.806
Transferencias corrientes internas recibidas del sector público	347.068.806
De la República	347.068.806
INGRESOS DE CAPITAL	**2.492.990**
RECURSOS PROPIOS DE CAPITAL	2.492.990
Incremento de la depreciación y amortización acumuladas	2.492.990
FUENTES FINANCIERAS	**73.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	73.000.000
Disminución de otros activos financieros	73.000.000
Disminución de disponibilidades	73.000.000
Disminución de bancos	73.000.000
TOTAL RECURSOS	**422.561.796**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**380.903.684**
GASTOS DE CONSUMO	373.237.048
Remuneraciones	265.642.798
Sueldos, salarios y otras retribuciones	133.393.328
Beneficios y complementos de sueldos y salarios	77.720.936
Aportes patronales	7.540.976
Prestaciones sociales y otras indemnizaciones	10.516.886
Asistencia socioeconómica	36.470.672
Compra de bienes y servicios	101.976.665
Bienes de consumo	49.300.021
Servicios no personales	52.676.644
Impuestos indirectos	3.124.595
Depreciación y amortización	2.492.990
TRANSFERENCIAS Y DONACIONES CORRIENTES	7.666.636
Al sector privado	3.299.989
Transferencias corrientes al sector privado	799.989
Directas a personas	799.989
Pensiones y otros beneficios asociados	294.657
Jubilaciones y otros beneficios asociados	505.332
Donaciones corrientes al sector privado	2.500.000
Donaciones a personas	2.500.000
Al sector público	4.366.647
Transferencias corrientes al sector público	4.366.647
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	4.366.647
GASTOS DE CAPITAL	**41.658.112**
INVERSIÓN REAL DIRECTA	41.658.112
Formación bruta de capital fijo	41.658.112
Maquinaria, equipos y otros bienes muebles	41.658.112
TOTAL EGRESOS	**422.561.796**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Ingresos Propios	Transferencias y Donaciones – De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
127425	Transferencia de gestión al poder popular organizado de Infocentros Comunales	transferencia	100				24.153.780					24.153.780
127436	Fortalecimiento de la plataforma física de Infocentro en la totalidad de las parroquias del territorio nacional	InfoCentro	100				12.435.853				73.000.000	85.435.853
	TOTAL						36.589.633				73.000.000	109.589.633

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	Transferencias y Donaciones – De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			276.855.056				276.855.056
02	Gestión Administrativa	2.492.990		32.824.128				35.317.118
03	Previsión y Protección Social			799.989				799.989
	TOTAL	2.492.990		310.479.173				312.972.163

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**79**	**71**		**150**	**97.578.488**		**97.578.488**
Alto Nivel y de Dirección		1		1	27.749.644		27.749.644
Directivo	12	22		34	4.160.120		4.160.120
Profesional y Técnico	46	32		78	40.879.880		40.879.880
Personal Administrativo	9	6		15	21.933.572		21.933.572
Obrero	12	10		22	2.855.272		2.855.272
Personal Contratado	**893**	**342**		**1.235**	**10.566.924**		**10.566.924**
Personal Administrativo	893	342		1.235	10.566.924		10.566.924
TOTAL	**972**	**413**		**1.385**	**108.145.412**		**108.145.412**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	1		1	**505.332**
Empleados	1		1	505.332
Pensionados	1		1	**294.657**
Empleados	1		1	294.657
TOTAL	2		2	**799.989**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	265.642.798
4.02	Materiales, suministros y mercancías	49.300.021
4.03	Servicios no personales	55.801.239
4.04	Activos reales	41.658.112
4.07	Transferencias y donaciones	7.666.636
4.08	Otros gastos	2.492.990
	TOTAL	422.561.796

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**347.068.806**
INGRESOS CORRIENTES ORDINARIOS	347.068.806
TRANSFERENCIAS CORRIENTES	347.068.806
Transferencias corrientes del sector público	347.068.806
Transferencias corrientes internas recibidas del sector público	347.068.806
De la República	347.068.806
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	347.068.806
Ingresos Ordinarios	347.068.806
1.2 GASTOS CORRIENTES	**380.903.684**
GASTOS DE CONSUMO	373.237.048
Remuneraciones	265.642.798
Sueldos, salarios y otras retribuciones	133.393.328
Beneficios y complementos de sueldos y salarios	77.720.936
Aportes patronales	7.540.976
Prestaciones sociales y otras indemnizaciones	10.516.886
Asistencia socioeconómica	36.470.672
Compra de bienes y servicios	101.976.665
Bienes de consumo	49.300.021
Servicios no personales	52.676.644
Impuestos indirectos	3.124.595
Depreciación y amortización	2.492.990
TRANSFERENCIAS Y DONACIONES CORRIENTES	7.666.636
Al sector privado	3.299.989
Transferencias corrientes al sector privado	799.989
Directas a personas	799.989
Pensiones y otros beneficios asociados	294.657
Jubilaciones y otros beneficios asociados	505.332
Donaciones corrientes al sector privado	2.500.000
Donaciones a personas	2.500.000
Al sector público	4.366.647
Transferencias corrientes al sector público	4.366.647
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	4.366.647
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(33.834.878)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(31.341.888)**
RECURSOS PROPIOS DE CAPITAL	(31.341.888)
Desahorro en cuenta corriente	(33.834.878)
Incremento de la depreciación y amortización acumuladas	2.492.990
2.2 GASTOS DE CAPITAL	**41.658.112**
INVERSIÓN REAL DIRECTA	41.658.112
Formación bruta de capital fijo	41.658.112
Maquinaria, equipos y otros bienes muebles	41.658.112
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(73.000.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**73.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	73.000.000
Disminución de otros activos financieros	73.000.000
Disminución de disponibilidades	73.000.000
Disminución de bancos	73.000.000
3.2 APLICACIONES FINANCIERAS	**73.000.000**
DÉFICIT FINANCIERO	73.000.000

A0466

Fundación Dr. Alejandro Próspero Reverend

FUNDACIÓN DR. ALEJANDRO PRÓSPERO REVEREND

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

En el marco de la directriz establecida en las "Líneas Generales del Plan de la Patria, proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación, 2013 – 2019",referida a la Suprema Felicidad Social y su objetivo de profundizar la solidaridad con los excluidos de América Latina, el Caribe y África, profundizando la universalización de la educación bolivariana, garantizando el acceso al conocimiento a través de mecanismos que incluyan a la población en el nivel de educación universitaria, se plantean proyectos para el desarrollo institucional de condiciones de formación integral y de habitabilidad dignas para los becarios latinoamericanos del Caribe y África, estudiantes del Programa Nacional de Formación en Medicina Integral Comunitaria.

La misión de la Fundación consiste en formar un recurso humano altamente calificado en las áreas de salud que demanda la sociedad latinoamericana con la finalidad de formar médicos integrales comunitarios.

Su visión es desarrollar y ejecutar planes y programas destinados a garantizar residencias, atención integral y formación de calidad para los estudiantes Latinoamericanos, del Caribe y África, de medicina y otras profesiones del sector salud, que se desarrollan en el marco del Programa Nacional de Formación de Medicina Integral Comunitaria, cuyo objetivo principal radica en consolidar, rehabilitar y desarrollar políticas en materia de Salud, Educación, Cultura, Deporte y Recreación, además de garantizar una Educación Integral de calidad, suministrando la atención pedagógica, psicológica, social, material y física en el proceso de adaptación al medio y la prolongación de los estudios a través de diferentes actividades de apoyo, consolidando funcionalmente la calidad de atención a través del desarrollo de un sistema de seguridad integral.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**153.310.573**
INGRESOS CORRIENTES ORDINARIOS	153.310.573
TRANSFERENCIAS CORRIENTES	153.310.573
Transferencias corrientes del sector público	153.310.573
Transferencias corrientes internas recibidas del sector público	153.310.573
De la República	153.310.573
TOTAL RECURSOS	**153.310.573**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**151.720.573**
GASTOS DE CONSUMO	150.220.573
Remuneraciones	61.045.543
Sueldos, salarios y otras retribuciones	11.128.335
Beneficios y complementos de sueldos y salarios	12.958.364
Aportes patronales	3.049.662
Prestaciones sociales y otras indemnizaciones	4.430.484
Asistencia socioeconómica	13.573.351
Otros gastos de personal	15.905.347
Compra de bienes y servicios	87.073.624
Bienes de consumo	12.458.000
Servicios no personales	74.615.624
Impuestos indirectos	2.101.406
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.500.000
Al sector privado	1.500.000
Donaciones corrientes al sector privado	1.500.000
Donaciones a personas	1.500.000
GASTOS DE CAPITAL	**1.590.000**
INVERSIÓN REAL DIRECTA	1.590.000
Formación bruta de capital fijo	1.590.000
Maquinaria, equipos y otros bienes muebles	1.590.000
TOTAL EGRESOS	**153.310.573**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127286	Profundización en la formación y atención integral de los Estudiantes Internacionales e Indigenas Venezolanos del Programa Nacional de Medicina Integral Comunitaria	estudiante	1.400	602	398			82.786.882				82.786.882
TOTAL								**82.786.882**				**82.786.882**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			61.045.543				61.045.543
02	Gestión Administrativa			9.478.148				9.478.148
TOTAL				**70.523.691**				**70.523.691**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**71**	**106**		**177**	**8.330.612**		**8.330.612**
Alto Nivel y de Dirección		1		1	174.000		174.000
Directivo	1	4		5	132.000		132.000
Profesional y Técnico	41	38		79	2.870.514		2.870.514
Personal Administrativo	12	12		24	1.992.462		1.992.462
Obrero	17	51		68	3.161.636		3.161.636
Personal Contratado	**6**	**3**		**9**	**140.000**		**140.000**
Profesional y Técnico	6	3		9	140.000		140.000
TOTAL	77	109		186	8.470.612		8.470.612

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	61.045.543
4.02	Materiales, suministros y mercancias	12.458.000
4.03	Servicios no personales	76.717.030
4.04	Activos reales	1.590.000
4.07	Transferencias y donaciones	1.500.000
	TOTAL	153.310.573

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**153.310.573**
INGRESOS CORRIENTES ORDINARIOS	153.310.573
TRANSFERENCIAS CORRIENTES	153.310.573
Transferencias corrientes del sector público	153.310.573
Transferencias corrientes internas recibidas del sector público	153.310.573
De la República	153.310.573
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	153.310.573
- Ingresos Ordinarios	153.310.573
1.2 GASTOS CORRIENTES	**151.720.573**
GASTOS DE CONSUMO	150.220.573
Remuneraciones	61.045.543
Sueldos, salarios y otras retribuciones	11.128.335
Beneficios y complementos de sueldos y salarios	12.958.364
Aportes patronales	3.049.662
Prestaciones sociales y otras indemnizaciones	4.430.484
Asistencia socioeconómica	13.573.351
Otros gastos de personal	15.905.347
Compra de bienes y servicios	87.073.624
Bienes de consumo	12.458.000
Servicios no personales	74.615.624
Impuestos indirectos	2.101.406
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.500.000
Al sector privado	1.500.000
Donaciones corrientes al sector privado	1.500.000
Donaciones a personas	1.500.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**1.590.000**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.590.000**
RECURSOS PROPIOS DE CAPITAL	1.590.000
Ahorro en cuenta corriente	1.590.000
2.2 GASTOS DE CAPITAL	**1.590.000**
INVERSIÓN REAL DIRECTA	1.590.000
Formación bruta de capital fijo	1.590.000
Maquinaria, equipos y otros bienes muebles	1.590.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0467

Fundación para el Desarrollo de la Ciencia y la Tecnología del Distrito Metropolitano de Caracas (Fundacite-Distrito Metropolitano de Caracas)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL DISTRITO METROPOLITANO DE CARACAS (FUNDACITE-DISTRITO METROPOLITANO DE CARACAS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para el Desarrollo de la Ciencia y la Tecnología del Distrito Metropolitano de Caracas (Fundacite-Distrito Metropolitano de Caracas), es un ente adscrito al Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología, fundada con el objetivo principal de desarrollar y canalizar la cogestión y corresponsabilidad entre el Poder Público y el Poder Popular para fomentar, estimular y coordinar articuladamente con los actores del Sistema Regional y Nacional de Ciencia, Tecnología e Innovación, la generación, aplicación y divulgación de conocimientos, tecnologías y capacitación de talento humano, mediante el apoyo y fortalecimiento de las actividades de investigación y desarrollo tecnológico, que favorezcan la inclusión social, impulsen el crecimiento de la economía bajo un modelo endógeno, sustentable y humano que mejoren la calidad de vida de la población y contribuya a la independencia y soberanía del Distrito Metropolitano de Caracas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**3.000.000**
INGRESOS CORRIENTES ORDINARIOS	3.000.000
TRANSFERENCIAS CORRIENTES	3.000.000
Transferencias corrientes del sector público	3.000.000
Transferencias corrientes internas recibidas del sector público	3.000.000
De la República	3.000.000
TOTAL RECURSOS	**3.000.000**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**2.762.000**
GASTOS DE CONSUMO	2.762.000
Remuneraciones	2.241.402
Sueldos, salarios y otras retribuciones	501.706
Beneficios y complementos de sueldos y salarios	950.558
Aportes patronales	170.469
Prestaciones sociales y otras indemnizaciones	258.669
Asistencia socioeconómica	360.000
Compra de bienes y servicios	410.899
Bienes de consumo	250.000
Servicios no personales	160.899
Impuestos indirectos	109.699
GASTOS DE CAPITAL	**220.000**
INVERSIÓN REAL DIRECTA	220.000
Formación bruta de capital fijo	220.000
Maquinaria, equipos y otros bienes muebles	220.000
APLICACIONES FINANCIERAS	**18.000**
INVERSIÓN FINANCIERA	18.000
Incremento de otros activos financieros	18.000
Incremento de disponibilidades	18.000
Incremento de bancos	18.000
TOTAL EGRESOS	**3.000.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
130093	Creación de una Red tecnológica productiva del Distrito Metropolitano de Caracas	red	1				600.000					600.000
TOTAL							600.000					600.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			2.382.000				2.382.000
02	Gestión Administrativa			18.000				18.000
TOTAL				2.400.000				2.400.000

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	2	3		5	237.494		237.494
Alto Nivel y de Dirección		1		1	59.373		59.373
Directivo	2	1		3	118.748		118.748
Obrero		1		1	59.373		59.373
Personal Contratado	3	1		4	237.494		237.494
Profesional y Técnico	3			3	178.120		178.120
Personal Administrativo		1		1	59.374		59.374
TOTAL	5	4		9	474.988		474.988

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	2.241.402
4.02	Materiales, suministros y mercancías	250.000
4.03	Servicios no personales	270.598
4.04	Activos reales	220.000
4.05	Activos financieros	18.000
	TOTAL	3.000.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.000.000**
INGRESOS CORRIENTES ORDINARIOS	3.000.000
TRANSFERENCIAS CORRIENTES	3.000.000
Transferencias corrientes del sector público	3.000.000
Transferencias corrientes internas recibidas del sector público	3.000.000
De la República	3.000.000
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	3.000.000
- Ingresos Ordinarios	3.000.000
1.2 GASTOS CORRIENTES	**2.762.000**
GASTOS DE CONSUMO	2.762.000
Remuneraciones	2.241.402
Sueldos, salarios y otras retribuciones	501.706
Beneficios y complementos de sueldos y salarios	950.558
Aportes patronales	170.469
Prestaciones sociales y otras indemnizaciones	258.669
Asistencia socioeconómica	360.000
Compra de bienes y servicios	410.899
Bienes de consumo	250.000
Servicios no personales	160.899
Impuestos indirectos	109.699
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**238.000**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**238.000**
RECURSOS PROPIOS DE CAPITAL	238.000
Ahorro en cuenta corriente	238.000
2.2 GASTOS DE CAPITAL	**220.000**
INVERSIÓN REAL DIRECTA	220.000
Formación bruta de capital fijo	220.000
Maquinaria, equipos y otros bienes muebles	220.000
2.3 RESULTADO FINANCIERO : SUPERAVIT	**18.000**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**18.000**
SUPERÁVIT FINANCIERO	18.000
3.2 APLICACIONES FINANCIERAS	**18.000**
INVERSIÓN FINANCIERA	18.000
Incremento de otros activos financieros	18.000
Incremento de disponibilidades	18.000
Incremento de bancos	18.000

A0507

Fundación Conciencia Televisión

FUNDACIÓN CONCIENCIA TELEVISIÓN

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Fundación Conciencia Televisión, nace con el objetivo de crear un canal o medio de comunicación social que desarrolle un planteamiento audiovisual que muestre las caras desconocidas de la Ciencia, la Tecnología y la Innovación.

La constitución de este canal de televisión quedó establecida en la Gaceta Oficial de la República Bolivariana de Venezuela N° 41.157 de fecha 30 de abril del 2013, bajo el Decreto Presidencial N° 42. Este medio de comunicación deberá incentivar, apoyar y fortalecer la promoción, desarrollo y difusión de la Ciencia, Tecnología e Innovación, mediante la transmisión de contenidos que contribuyan a la democratización de la información, la transferencia tecnológica, el aprovechamiento de las capacidades humanas, productivas y culturales de cada localidad propiciando la innovación y el encuentro de los saberes populares.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**46.135.270**
INGRESOS CORRIENTES ORDINARIOS	46.135.270
TRANSFERENCIAS CORRIENTES	46.135.270
Transferencias corrientes del sector público	46.135.270
Transferencias corrientes internas recibidas del sector público	46.135.270
De la República	46.135.270
FUENTES FINANCIERAS	**13.500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	13.500.000
Disminución de otros activos financieros	13.500.000
Disminución de disponibilidades	13.500.000
Disminución de bancos	13.500.000
TOTAL RECURSOS	**59.635.270**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**55.635.270**
GASTOS DE CONSUMO	55.435.270
Remuneraciones	37.339.816
Sueldos, salarios y otras retribuciones	9.158.749
Beneficios y complementos de sueldos y salarios	13.804.929
Aportes patronales	2.700.434
Prestaciones sociales y otras indemnizaciones	4.010.785
Asistencia socioeconómica	7.664.919
Compra de bienes y servicios	15.634.000
Bienes de consumo	5.259.712
Servicios no personales	10.374.288
Impuestos indirectos	2.461.454
GASTOS DE LA PROPIEDAD	200.000
Derechos sobre bienes intangibles	200.000
GASTOS DE CAPITAL	**4.000.000**
INVERSIÓN REAL DIRECTA	4.000.000
Formación bruta de capital fijo	200.000
Maquinaria, equipos y otros bienes muebles	200.000
Bienes intangibles	3.800.000
TOTAL EGRESOS	**59.635.270**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127254	Creación de espacios audiovisuales para la transmisión de contenidos que promuevan la ciencia, tecnología e innovación en el marco de la revolución del conocimiento	hora	8.760								11.500.000	11.500.000
TOTAL											11.500.000	11.500.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			36.908.216			1.000.000	37.908.216
02	Gestión Administrativa			9.227.054			1.000.000	10.227.054
TOTAL				46.135.270			2.000.000	48.135.270

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	32	28		60	6.356.598		6.356.598
Alto Nivel y de Dirección		1		1	209.121		209.121
Directivo	11	7		18	2.644.070		2.644.070
Profesional y Técnico	18	20		38	2.930.863		2.930.863
Personal Administrativo	3			3	572.544		572.544
TOTAL	32	28		60	6.356.598		6.356.598

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	37.339.816
4.02	Materiales, suministros y mercancías	5.259.712
4.03	Servicios no personales	13.035.742
4.04	Activos reales	4.000.000
	TOTAL	**59.635.270**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**46.135.270**
INGRESOS CORRIENTES ORDINARIOS	46.135.270
TRANSFERENCIAS CORRIENTES	46.135.270
Transferencias corrientes del sector público	46.135.270
Transferencias corrientes internas recibidas del sector público	46.135.270
De la República	46.135.270
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	46.135.270
Ingresos Ordinarios	46.135.270
1.2 GASTOS CORRIENTES	**55.635.270**
GASTOS DE CONSUMO	55.435.270
Remuneraciones	37.339.816
Sueldos, salarios y otras retribuciones	9.158.749
Beneficios y complementos de sueldos y salarios	13.804.929
Aportes patronales	2.700.434
Prestaciones sociales y otras indemnizaciones	4.010.785
Asistencia socioeconómica	7.664.919
Compra de bienes y servicios	15.634.000
Bienes de consumo	5.259.712
Servicios no personales	10.374.288
Impuestos indirectos	2.461.454
GASTOS DE LA PROPIEDAD	200.000
Derechos sobre bienes intangibles	200.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(9.500.000)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(9.500.000)**
RECURSOS PROPIOS DE CAPITAL	(9.500.000)
Desahorro en cuenta corriente	(9.500.000)
2.2 GASTOS DE CAPITAL	**4.000.000**
INVERSIÓN REAL DIRECTA	4.000.000
Formación bruta de capital fijo	200.000
Maquinaria, equipos y otros bienes muebles	200.000
Bienes intangibles	3.800.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(13.500.000)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**13.500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	13.500.000
Disminución de otros activos financieros	13.500.000
Disminución de disponibilidades	13.500.000
Disminución de bancos	13.500.000
3.2 APLICACIONES FINANCIERAS	**13.500.000**
DÉFICIT FINANCIERO	13.500.000

A0565

Universidad Politécnica Territorial de los Altos Mirandinos "Cecilio Acosta"

UNIVERSIDAD POLITÉCNICA TERRITORIAL DE LOS ALTOS MIRANDINOS "CECILIO ACOSTA"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Politécnica Territorial de Los Altos Mirandinos "Cecilio Acosta", actualmente atiende las demandas de formación de profesionales en el Estado Miranda, con la oferta de carreras en el área de Salud: Enfermería, Fisioterapia, Terapia Ocupacional y Entrenamiento Deportivo y en Educación: Educación Preescolar.

En las instalaciones se atienden varios programas de Misión Sucre, tales como: Programa Nacional en Enfermería, Medicina Integral Comunitaria, Informática, Administración, Actividad Física y Salud, entre otras carreras, las cuales se irán incorporando paulatinamente a las Universidades Territoriales.

La oferta de Postgrado está conformada por un Programa de Formación, a nivel de Especialización en Gestión del Talento Humano en las Organizaciones, ofertada a Técnicos Superiores Universitarios y Licenciados en Administración; 3 maestrías que se están desarrollando actualmente en Ingeniería en Informática, Dirección Científica y Sociología y Desarrollo Humano, teniendo previsto el inicio de las maestrías en Física, Matemática, Química y Biología. Se tiene prevista la incorporación de maestrías en Agroalimentaria, Turismo y Salud.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**316.085.599**
INGRESOS CORRIENTES ORDINARIOS	316.085.599
TRANSFERENCIAS CORRIENTES	315.085.599
Transferencias corrientes del sector público	315.085.599
Transferencias corrientes internas recibidas del sector público	315.085.599
De la República	315.085.599
OTROS INGRESOS	1.000.000
Otros ingresos ordinarios	1.000.000
FUENTES FINANCIERAS	**6.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	6.000.000
Disminución de otros activos financieros	6.000.000
Disminución de disponibilidades	6.000.000
Disminución de bancos	6.000.000
TOTAL RECURSOS	**322.085.599**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**318.708.938**
GASTOS DE CONSUMO	248.575.872
Remuneraciones	165.104.765
Sueldos, salarios y otras retribuciones	54.861.963
Beneficios y complementos de sueldos y salarios	58.629.709
Aportes patronales	11.007.851
Prestaciones sociales y otras indemnizaciones	29.417.295
Asistencia socioeconómica	11.187.947
Compra de bienes y servicios	78.006.611
Bienes de consumo	28.596.422
Servicios no personales	49.410.189
Impuestos indirectos	5.464.496
TRANSFERENCIAS Y DONACIONES CORRIENTES	70.133.066
Al sector privado	67.845.120
Transferencias corrientes al sector privado	67.467.513
Directas a personas	65.109.519
Pensiones y otros beneficios asociados	8.672.997
Jubilaciones y otros beneficios asociados	54.842.522
Otras transferencias directas a personas	1.594.000
A instituciones sin fines de lucro	2.357.994
Donaciones corrientes al sector privado	377.607
Donaciones a personas	377.607
Al sector público	2.287.946
Transferencias corrientes al sector público	2.287.946
A los entes descentralizados sin fines empresariales para sus gastos	2.287.946
GASTOS DE CAPITAL	**2.698.901**
INVERSIÓN REAL DIRECTA	2.698.901
Formación bruta de capital fijo	2.698.901
Maquinaria, equipos y otros bienes muebles	2.698.901
APLICACIONES FINANCIERAS	**677.760**
DISMINUCIÓN DE PASIVOS	677.760
Disminución de cuentas y efectos por pagar	677.760
Disminución de cuentas y efectos por pagar a corto plazo	677.760
Disminución de sueldos, salarios y otras remuneraciones por pagar	417.760

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
Disminución de aportes patronales y retenciones laborales por pagar	60.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	10.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme)	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	10.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	10.000
Disminución cuentas por pagar a proveedores a corto plazo	200.000
TOTAL EGRESOS	**322.085.599**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129724	Formación de estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	6.800					32.124.500				32.124.500
129846	Formación de Estudiantes en Carreras	matrícula	1.100					10.640.077				10.640.077
129890	Formación en post grado o estudios avanzados	matrícula	120					549.221				549.221
129899	Investigación, innovación y gestión del conocimiento	investigación	20					930.945				930.945
129962	Sistema de recursos para la formación e intercambio académico	usuario	7.400	4.400	3.000			6.962.083				6.962.083
129995	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	8.800	5.400	3.400			55.620.185				55.620.185
130027	Intercambio y Gestión del Conocimiento con la Sociedad	persona	8.800					1.874.355			448.000	2.322.355
130041	Desarrollo y mantenimiento de la infraestructura	metro cuadrado	46.510					18.860.414			3.752.000	22.612.414
130051	Territorialización y Municipalización de la Educación Universitaria	plan	20					1.250.139				1.250.139
TOTAL								128.811.919			4.200.000	133.011.919

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			105.114.366				105.114.366
02	Gestión Administrativa	1.000.000		17.643.795			1.800.000	20.443.795
03	Previsión y Protección Social			63.515.519				63.515.519
	TOTAL	1.000.000		186.273.680			1.800.000	189.073.680

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**198**	**178**		**376**	**25.102.216**		**25.102.216**
Directivo	1	2		3	130.324		130.324
Profesional y Técnico	36	4		40	2.405.765		2.405.765
Personal Administrativo	19	1		20	1.017.369		1.017.369
Personal Docente	80	50		130	12.571.992		12.571.992
Obrero	62	121		183	8.976.766		8.976.766
Personal Fijo a Tiempo Parcial	**30**	**26**		**56**	**2.362.176**		**2.362.176**
Personal Administrativo	1			1	48.092		48.092
Personal Docente	29	26		55	2.314.084		2.314.084
Personal Contratado	**283**	**191**		**474**	**24.184.466**		**24.184.466**
Profesional y Técnico	63	30		93	5.653.536		5.653.536
Personal Administrativo	60	11		71	3.390.489		3.390.489
Personal Docente	139	98		237	11.717.800		11.717.800
Obrero	21	52		73	3.422.641		3.422.641
TOTAL	**511**	**395**		**906**	**51.648.858**		**51.648.858**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**230**	**182**	**412**	**54.842.522**
Empleados	82	24	106	13.707.896
Docentes	92	113	205	30.730.318
Obreros	56	45	101	10.404.308
Pensionados	**34**	**43**	**77**	**8.672.997**
Empleados	16	3	19	1.356.684
Docentes	15	33	48	6.404.161
Obreros	3	7	10	912.152
TOTAL	**264**	**225**	**489**	**63.515.519**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	165.104.765
4.02	Materiales, suministros y mercancías	28.596.422
4.03	Servicios no personales	54.874.685
4.04	Activos reales	2.698.901
4.07	Transferencias y donaciones	70.133.066
4.11	Disminución de pasivos	677.760
	TOTAL	322.085.599

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**316.085.599**
INGRESOS CORRIENTES ORDINARIOS	316.085.599
TRANSFERENCIAS CORRIENTES	315.085.599
Transferencias corrientes del sector público	315.085.599
Transferencias corrientes internas recibidas del sector público	315.085.599
De la República	315.085.599
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	315.085.599
- Ingresos Ordinarios	315.085.599
OTROS INGRESOS	1.000.000
Otros ingresos ordinarios	1.000.000
1.2 GASTOS CORRIENTES	**318.708.938**
GASTOS DE CONSUMO	248.575.872
Remuneraciones	165.104.765
Sueldos, salarios y otras retribuciones	54.861.963
Beneficios y complementos de sueldos y salarios	58.629.709
Aportes patronales	11.007.851
Prestaciones sociales y otras indemnizaciones	29.417.295
Asistencia socioeconómica	11.187.947
Compra de bienes y servicios	78.006.611
Bienes de consumo	28.596.422
Servicios no personales	49.410.189
Impuestos indirectos	5.464.496
TRANSFERENCIAS Y DONACIONES CORRIENTES	70.133.066
Al sector privado	67.845.120
Transferencias corrientes al sector privado	67.467.513
Directas a personas	65.109.519
Pensiones y otros beneficios asociados	8.672.997
Jubilaciones y otros beneficios asociados	54.842:522
Otras transferencias directas a personas	1.594.000
A instituciones sin fines de lucro	2.357.994
Donaciones corrientes al sector privado	377.607
Donaciones a personas	377.607

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Al sector público	2.287.946
Transferencias corrientes al sector público	2.287.946
A los entes descentralizados sin fines empresariales para sus gastos	2.287.946
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(2.623.339)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(2.623.339)**
RECURSOS PROPIOS DE CAPITAL	(2.623.339)
Desahorro en cuenta corriente	(2.623.339)
2.2 GASTOS DE CAPITAL	**2.698.901**
INVERSIÓN REAL DIRECTA	2.698.901
Formación bruta de capital fijo	2.698.901
Maquinaria, equipos y otros bienes muebles	2.698.901
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(5.322.240)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**6.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	6.000.000
Disminución de otros activos financieros	6.000.000
Disminución de disponibilidades	6.000.000
Disminución de bancos	6.000.000
3.2 APLICACIONES FINANCIERAS	**6.000.000**
DISMINUCIÓN DE PASIVOS	677.760
Disminución de cuentas y efectos por pagar	677.760
Disminución de cuentas y efectos por pagar a corto plazo	677.760
Disminución de sueldos, salarios y otras remuneraciones por pagar	417.760
Disminución de aportes patronales y retenciones laborales por pagar	60.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	10.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme)	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	10.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	10.000
Disminución cuentas por pagar a proveedores a corto plazo	200.000
DÉFICIT FINANCIERO	5.322.240

A0570

Comisión Nacional de las Tecnologías de Información

COMISIÓN NACIONAL DE LAS TECNOLOGÍAS DE INFORMACIÓN

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Gobierno Bolivariano ha impulsado decididamente el progreso científico y tecnológico del país bajo un concepto evolutivo de soberanía e independencia. La ciencia y las herramientas de la tecnología son puestas al servicio del pueblo organizado para la resolución de sus problemas. Esa necesidad de materializar el vínculo, entre la Ciencia, Tecnología e Innovación y el pueblo, tiene sus cimientos en la Constitución de la República Bolivariana de Venezuela, Artículo 110 que expresa:

"El Estado reconocerá el interés público de la ciencia, la tecnología, el conocimiento, la innovación y sus aplicaciones y los servicios de información necesarios por ser instrumentos fundamentales para el desarrollo económico, social y político del país, así como para la seguridad y soberanía nacional. Para el fomento y desarrollo de esas actividades, el Estado destinará recursos suficientes y creará el Sistema Nacional de Ciencia y Tecnología de acuerdo con la ley. El sector privado deberá aportar recursos para los mismos. El Estado garantizará el cumplimiento de los principios éticos y legales que deben regir las actividades de investigación científica, humanística y tecnológica. La ley determinará los modos y medios para dar cumplimiento a esta garantía".

En este sentido el Ejecutivo Nacional, debe velar por el cumplimiento del mencionado precepto constitucional y para ello en la Ley Orgánica de Ciencia Tecnología e Innovación en su Artículo 18, le confiere al Ministerio del Poder Popular para la Educación Universitaria, Ciencia y Tecnología la dirección en el área de Tecnología de Información para que formule las Políticas Públicas que promuevan la democratización y apropiación social de las Tecnologías de Información, como un paso en el camino hacia la Independencia Tecnológica, que contribuyan al pleno ejercicio de la Soberanía Nacional, fortaleciendo las capacidades nacionales mediante el desarrollo de empresas de base tecnológicas al servicio de las necesidades del pueblo.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**15.000.000**
INGRESOS CORRIENTES ORDINARIOS	15.000.000
TRANSFERENCIAS CORRIENTES	15.000.000
Transferencias corrientes del sector público	15.000.000
Transferencias corrientes internas recibidas del sector público	15.000.000
De la República	15.000.000
FUENTES FINANCIERAS	**50.992.421**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	50.992.421
Disminución de otros activos financieros	50.992.421
Disminución de disponibilidades	50.992.421
Disminución de bancos	50.992.421
TOTAL RECURSOS	**65.992.421**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**59.017.421**
GASTOS DE CONSUMO	59.017.421
Remuneraciones	31.760.090
Sueldos, salarios y otras retribuciones	14.461.146
Beneficios y complementos de sueldos y salarios	5.165.444
Aportes patronales	1.745.096
Prestaciones sociales y otras indemnizaciones	2.387.971
Asistencia socioeconómica	7.862.381
Otros gastos de personal	138.052
Compra de bienes y servicios	23.380.430
Bienes de consumo	6.138.429
Servicios no personales	17.242.001
Impuestos indirectos	3.876.901
GASTOS DE CAPITAL	**6.975.000**
INVERSIÓN REAL DIRECTA	6.975.000
Formación bruta de capital fijo	6.975.000
Maquinaria, equipos y otros bienes muebles	6.975.000
TOTAL EGRESOS	**65.992.421**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
127374	Desarrollo de las competencias de la Comisión Nacional de las Tecnologías de Información para la promoción, uso y apropiación de las Tecnologías de Información Libre en el Poder Público y Poder Popular	institución	1								34.177.125	34.177.125
TOTAL											34.177.125	34.177.125

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			12.027.641			16.815.296	28.842.937
02	Gestión Administrativa			2.972.359				2.972.359
TOTAL				15.000.000			16.815.296	31.815.296

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**4**	**5**	**3**	**12**	**2.713.976**		**2.713.976**
Alto Nivel y de Dirección	1			1	251.528		251.528
Directivo	3	5	3	11	2.462.448		2.462.448
Personal Contratado	**13**	**9**		**22**	**4.229.762**		**4.229.762**
Profesional y Técnico	13	9		22	4.229.762		4.229.762
TOTAL	**17**	**14**	**3**	**34**	**6.943.738**		**6.943.738**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	31.760.090
4.02	Materiales, suministros y mercancías	6.138.429
4.03	Servicios no personales	21.118.902
4.04	Activos reales	6.975.000
	TOTAL	**65.992.421**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**15.000.000**
INGRESOS CORRIENTES ORDINARIOS	15.000.000
TRANSFERENCIAS CORRIENTES	15.000.000
Transferencias corrientes del sector público	15.000.000
Transferencias corrientes internas recibidas del sector público	15.000.000
De la República	15.000.000
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	15.000.000
Ingreso Ordinarios	15.000.000
1.2 GASTOS CORRIENTES	**59.017.421**
GASTOS DE CONSUMO	59.017.421
Remuneraciones	31.760.090
Sueldos, salarios y otras retribuciones	14.461.146
Beneficios y complementos de sueldos y salarios	5.165.444
Aportes patronales	1.745.096
Prestaciones sociales y otras indemnizaciones	2.387.971
Asistencia socioeconómica	7.862.381
Otros gastos de personal	138.052
Compra de bienes y servicios	23.380.430
Bienes de consumo	6.138.429
Servicios no personales	17.242.001
Impuestos indirectos	3.876.901
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(44.017.421)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(44.017.421)**
RECURSOS PROPIOS DE CAPITAL	(44.017.421)
Desahorro en cuenta corriente	(44.017.421)
2.2 GASTOS DE CAPITAL	**6.975.000**
INVERSIÓN REAL DIRECTA	6.975.000
Formación bruta de capital fijo	6.975.000
Maquinaria, equipos y otros bienes muebles	6.975.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(50.992.421)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**50.992.421**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	50.992.421
Disminución de otros activos financieros	50.992.421
Disminución de disponibilidades	50.992.421
Disminución de bancos	50.992.421
3.2 APLICACIONES FINANCIERAS	**50.992.421**
DÉFICIT FINANCIERO	50.992.421

A0588

Universidad Territorial Deltaica "Francisco Tamayo"

UNIVERSIDAD TERRITORIAL DELTAICA "FRANCISCO TAMAYO"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Territorial Deltaica "Francisco Tamayo, tiene planeado para este ejercicio fiscal contribuir activamente al desarrollo endógeno integral y sustentable en su área de influencia territorial, con la participación activa y permanente del Poder Popular, abarcando diversos campos de conocimiento, bajo enfoques inter y transdisciplinarios a fin de abordar los problemas y retos de su contexto territorial, de acuerdo con las necesidades del pueblo a partir de las realidades geo históricas, culturales, sociales y productivas, ayudando a conformar una nueva geopolítica nacional.

En este sentido, se propone la ejecución de proyectos y programas académicos de formación, creación intelectual, desarrollo tecnológico, innovación, asesoría y vinculación social, en todo el estado Delta Amacuro y en el sur del estado Monagas, específicamente los municipios Libertador, Sotillo y Uracoa, conjuntamente con la Misión Sucre y, a través de alianzas con otras Instituciones de Educación Universitaria.

La creación de programas, proyectos y sedes responderá a los requerimientos de desarrollo territorial integral y estará en correspondencia con las necesidades planteadas por el Poder Popular.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**408.619.238**
INGRESOS CORRIENTES ORDINARIOS	408.619.238
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	190.000
Venta de otros bienes y servicios	190.000
INGRESOS DE LA PROPIEDAD	10.000
Intereses	10.000
Intereses internos	10.000
Intereses por depósitos	10.000
TRANSFERENCIAS CORRIENTES	408.419.238
Transferencias corrientes del sector público	408.419.238
Transferencias corrientes internas recibidas del sector público	408.419.238
De la República	408.419.238
FUENTES FINANCIERAS	**10.397.649**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	10.397.649
Disminución de otros activos financieros	10.397.649
Disminución de disponibilidades	10.397.649
Disminución de bancos	10.397.649
TOTAL RECURSOS	**419.016.887**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**373.289.588**
GASTOS DE CONSUMO	354.160.613
Remuneraciones	155.817.012
Sueldos, salarios y otras retribuciones	43.989.126
Beneficios y complementos de sueldos y salarios	49.434.015
Aportes patronales	30.101.305
Prestaciones sociales y otras indemnizaciones	18.066.260
Asistencia socioeconómica	14.226.306
Compra de bienes y servicios	178.125.580
Bienes de consumo	120.127.425
Servicios no personales	57.998.155
Impuestos indirectos	20.218.021
GASTOS DE LA PROPIEDAD	200.000
Derechos sobre bienes intangibles	200.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	18.928.975
Al sector privado	15.865.831
Transferencias corrientes al sector privado	9.741.831
Directas a personas	6.954.695
Pensiones y otros beneficios asociados	842.070
Jubilaciones y otros beneficios asociados	6.053.193
Otras transferencias directas a personas	59.432
A instituciones sin fines de lucro	2.787.136
Donaciones corrientes al sector privado	6.124.000
Donaciones a personas	6.124.000
Al sector público	3.063.144
Transferencias corrientes al sector público	3.063.144
A los entes descentralizados sin fines empresariales para sus gastos	3.063.144
GASTOS DE CAPITAL	**45.727.299**
INVERSIÓN REAL DIRECTA	45.727.299
Formación bruta de capital fijo	45.727.299
Maquinaria, equipos y otros bienes muebles	45.577.299
Bienes preexistentes	150.000
TOTAL EGRESOS	**419.016.887**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129836	Formación de Estudiantes de Carrera	matricula	1.147					22.706.810				22.706.810
129925	Formación de Estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	6.684					51.278.542				51.278.542
129939	Formación de Post Grado o Estudios Avanzados	matrícula	350					10.651.787				10.651.787
129946	Investigación, Innovación y Gestión del conocimiento.	investigación	468					6.989.821				6.989.821
130001	Sistema de Recursos para la Formación e Intercambios Académicos.	usuario	9.600	5.720	3.880	150.000		46.254.670				46.404.670
130004	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	7.831					82.486.100				82.486.100
130012	Intercambio y Gestión del Conocimiento con la Sociedad	persona	1.000					14.687.324				14.687.324
130035	Desarrollo y Mantenimiento de la Infraestructura	metro cuadrado	103.300					67.207.299			3.639.177	70.846.476
130117	Territorialización y Municipalización de la Educación Universitaria	plan	74					5.472.625				5.472.625
TOTAL						**150.000**		**307.734.978**			**3.639.177**	**311.524.155**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos - Ingresos - Ingresos Propios	Recursos - Ingresos - Transferencias y Donaciones - De la República - Proyectos por Endeudamiento	Recursos - Ingresos - Transferencias y Donaciones - De la República - Otras	Recursos - Ingresos - Transferencias y Donaciones - De los Entes Descentralizados	Recursos - Ingresos - Transferencias y Donaciones - Otras	Recursos - Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			45.340.931				45.340.931
02	Gestión Administrativa	50.000		48.448.066			6.758.472	55.256.538
03	Previsión y Protección Social			6.895.263				6.895.263
	TOTAL	50.000		100.684.260			6.758.472	107.492.732

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**165**	**227**		**392**	**19.445.151**		**19.445.151**
Alto Nivel y de Dirección	1			1	60.839		60.839
Profesional y Técnico	38	21		59	3.600.979		3.600.979
Personal Administrativo	29	9		38	2.314.915		2.314.915
Personal Docente	58	58		116	6.883.907		6.883.907
Obrero	39	139		178	6.584.511		6.584.511
Personal Fijo a Tiempo Parcial	**24**	**30**		**54**	**1.178.441**		**1.178.441**
Profesional y Técnico	1			1	23.569		23.569
Personal Docente	21	30		51	1.107.734		1.107.734
Personal Médico	2			2	47.138		47.138
Personal Contratado	**313**	**339**		**652**	**21.145.260**		**21.145.260**
Profesional y Técnico	4	7		11	342.505		342.505
Personal Administrativo	76	48		124	3.938.809		3.938.809
Personal Docente	208	193		401	12.843.940		12.843.940
Obrero	25	91		116	4.020.006		4.020.006
TOTAL	**502**	**596**		**1.098**	**41.768.852**		**41.768.852**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**30**	**35**	**65**	**6.053.193**
Empleados	8	5	13	2.092.510
Docentes	13	17	30	2.481.809
Obreros	9	13	22	1.478.874
Pensionados	**4**	**7**	**11**	**842.070**
Empleados	2	2	4	303.145
Docentes	2	5	7	538.925
TOTAL	**34**	**42**	**76**	**6.895.263**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	155.817.012
4.02	Materiales, suministros y mercancías	120.127.425
4.03	Servicios no personales	78.416.176
4.04	Activos reales	45.727.299
4.07	Transferencias y donaciones	18.928.975
	TOTAL	419.016.887

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**408.619.238**
INGRESOS CORRIENTES ORDINARIOS	408.619.238
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	190.000
Venta de otros bienes y servicios	190.000
INGRESOS DE LA PROPIEDAD	10.000
Intereses	10.000
Intereses internos	10.000
Intereses por depósitos	10.000
TRANSFERENCIAS CORRIENTES	408.419.238
Transferencias corrientes del sector público	408.419.238
Transferencias corrientes internas recibidas del sector público	408.419.238
De la República	408.419.238
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	408.419.238
-Ingresos Ordinarios	408.419.238
1.2 GASTOS CORRIENTES	**373.289.588**
GASTOS DE CONSUMO	354.160.613
Remuneraciones	155.817.012
Sueldos, salarios y otras retribuciones	43.989.126
Beneficios y complementos de sueldos y salarios	49.434.015
Aportes patronales	30.101.305
Prestaciones sociales y otras indemnizaciones	18.066.260
Asistencia socioeconómica	14.226.306
Compra de bienes y servicios	178.125.580
Bienes de consumo	120.127.425
Servicios no personales	57.998.155
Impuestos indirectos	20.218.021
GASTOS DE LA PROPIEDAD	200.000
Derechos sobre bienes intangibles	200.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	18.928.975
Al sector privado	15.865.831
Transferencias corrientes al sector privado	9.741.831
Directas a personas	6.954.695
Pensiones y otros beneficios asociados	842.070
Jubilaciones y otros beneficios asociados	6.053.193
Otras transferencias directas a personas	59.432

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
A instituciones sin fines de lucro	2.787.136
Donaciones corrientes al sector privado	6.124.000
Donaciones a personas	6.124.000
Al sector público	3.063.144
Transferencias corrientes al sector público	3.063.144
A los entes descentralizados sin fines empresariales para sus gastos	3.063.144
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**35.329.650**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**35.329.650**
RECURSOS PROPIOS DE CAPITAL	35.329.650
Ahorro en cuenta corriente	35.329.650
2.2 GASTOS DE CAPITAL	**45.727.299**
INVERSIÓN REAL DIRECTA	45.727.299
Formación bruta de capital fijo	45.727.299
Maquinaria, equipos y otros bienes muebles	45.577.299
Bienes preexistentes	150.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(10.397.649)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**10.397.649**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	10.397.649
Disminución de otros activos financieros	10.397.649
Disminución de disponibilidades	10.397.649
Disminución de bancos	10.397.649
3.2 APLICACIONES FINANCIERAS	**10.397.649**
DÉFICIT FINANCIERO	10.397.649

A0660

Instituto Postal Telegráfico de Venezuela (IPOSTEL)

INSTITUTO POSTAL TELEGRÁFICO DE VENEZUELA (IPOSTEL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Su misión está enmarcada en satisfacer con excelencia las necesidades de servicios, en comunicaciones postales y telegráficas de nuestros clientes. Mientras, que su visión se enfoca en ser una organización que atienda con orgullo, calidad y satisfacción a todos los clientes, con una red accesible al uso de servicios postales y telegráficos, conformándonos en un equipo indetenible hacia la excelencia. Como actividad principal, el Instituto Postal realiza la recepción, transporte y entrega a nivel nacional e internacional de correspondencia y encomiendas, así como el préstamo de servicios integrales de telegrafía, comunicación electrónica y servicios postales y filatélicos, todo ello garantizando, por principio, el fin social que le compete de ser una alternativa de comunicación accesible y económica para todos los venezolanos.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.547.633.570**
INGRESOS CORRIENTES ORDINARIOS	1.547.633.570
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	364.886.362
Venta de otros bienes y servicios	364.886.362
TRANSFERENCIAS CORRIENTES	1.182.747.208
Transferencias corrientes del sector público	1.182.747.208
Transferencias corrientes internas recibidas del sector público	1.182.747.208
De la República	1.182.747.208
INGRESOS DE CAPITAL	**40.574.240**
RECURSOS PROPIOS DE CAPITAL	40.574.240
Venta y/o desincorporación de activos fijos	2.742.043
De activos intangibles	2.742.043
Incremento de la depreciación y amortización acumuladas	37.832.197
FUENTES FINANCIERAS	**135.283.985**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	135.283.985
Disminución de otros activos financieros	135.283.985
Disminución de disponibilidades	135.283.985
Disminución de caja	135.283.985
TOTAL RECURSOS	**1.723.491.795**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.565.575.710**
GASTOS DE CONSUMO	1.411.954.598
Remuneraciones	806.316.099
Sueldos, salarios y otras retribuciones	342.234.648
Beneficios y complementos de sueldos y salarios	207.841.603
Aportes patronales	49.851.554
Prestaciones sociales y otras indemnizaciones	73.091.436
Asistencia socioeconómica	132.775.097
Otros gastos de personal	521.761
Compra de bienes y servicios	499.864.383
Bienes de consumo	250.865.043
Servicios no personales	248.999.340
Impuestos indirectos	67.941.919
Depreciación y amortización	37.832.197
GASTOS DE LA PROPIEDAD	1.331.600
Derechos sobre bienes intangibles	1.331.600
TRANSFERENCIAS Y DONACIONES CORRIENTES	140.849.197
Al sector privado	140.849.197
Transferencias corrientes al sector privado	138.949.484
Directas a personas	138.899.807
Pensiones y otros beneficios asociados	16.207.141
Jubilaciones y otros beneficios asociados	122.692.666
Otras transferencias corrientes internas al sector privado	49.677
Donaciones corrientes al sector privado	1.899.713
Donaciones a personas	1.899.713
OTROS GASTOS CORRIENTES	11.440.315
Obligaciones del ejercicio vigente	2.742.043
Indemnizaciones diversas	2.742.043
Otros gastos corrientes	8.698.272
Bienes y servicios para la venta	8.698.272
GASTOS DE CAPITAL	**118.786.085**
INVERSIÓN REAL DIRECTA	118.786.085
Formación bruta de capital fijo	118.354.085
Maquinaria, equipos y otros bienes muebles	109.996.942
Construcciones de bienes de dominio privado	8.357.143
Bienes intangibles	432.000

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**39.130.000**
DISMINUCIÓN DE PASIVOS	39.130.000
Disminución de cuentas y efectos por pagar	11.180.000
Disminución de cuentas y efectos por pagar a mediano y largo plazo	11.180.000
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	11.180.000
Disminución de otros pasivos	27.950.000
Disminución de obligaciones de ejercicios anteriores	27.950.000
TOTAL EGRESOS	**1.723.491.795**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos							Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos						Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones						
							De la República		De los Entes Descentralizados	Otras			
							Proyectos por Endeudamiento	Otras					
127290	Mejorar la estructura operativa de IPOSTEL, para garantizar la prestación de los servicios postales y conexos a toda la población (Fase II)	traslado	5.148			304.430.897							304.430.897
127291	Actualizar y mejorar la plataforma tecnológica de Ipostel, para garantizar la interconectividad de todas las oficinas postales en el ámbito nacional. (Fase II)	oficina	90			58.836.251							58.836.251
127333	Ampliar la supervisión y fiscalización a los operadores privados, a fin de garantizar a la población el libre acceso de servicios postales.	fiscalización	60			1.679.214							1.679.214
TOTAL						364.946.362							364.946.362

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			807.248.282				807.248.282
02	Gestión Administrativa	40.514.240		236.549.442			135.283.985	412.347.667
03	Previsión y Protección Social			138.949.484				138.949.484
TOTAL		40.514.240		1.182.747.208			135.283.985	1.358.545.433

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**2.133**	**4.087**		**6.220**	**201.274.810**		**201.274.810**
Directivo	26	26		52	2.925.843		2.925.843
Profesional y Técnico	722	412		1.134	37.686.304		37.686.304
Personal Administrativo	756	859		1.615	54.231.510		54.231.510
Obrero	629	2.790		3.419	106.431.153		106.431.153
Personal Contratado	**65**	**92**		**157**	**10.892.246**		**10.892.246**
Personal Administrativo	57	65		122	10.892.246		10.892.246
Obrero	8	27		35			
TOTAL	**2.198**	**4.179**		**6.377**	**212.167.056**		**212.167.056**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**1.217**	**1.412**	**2.629**	**122.692.666**
Alto Nivel y de Dirección	33	28	61	2.453.854
Empleados	944	551	1.495	69.934.819
Obreros	240	833	1.073	50.303.993
Pensionados	**149**	**133**	**282**	**16.207.141**
Empleados	99	49	148	7.979.277
Obreros	50	84	134	8.227.864
TOTAL	**1.366**	**1.545**	**2.911**	**138.899.807**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	806.316.099
4.02	Materiales, suministros y mercancías	259.563.315
4.03	Servicios no personales	318.272.859
4.04	Activos reales	118.786.085
4.07	Transferencias y donaciones	140.849.197
4.08	Otros gastos	40.574.240
4.11	Disminución de pasivos	39.130.000
	TOTAL	1.723.491.795

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.547.633.570**
INGRESOS CORRIENTES ORDINARIOS	1.547.633.570
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	364.886.362
Venta de otros bienes y servicios	364.886.362
TRANSFERENCIAS CORRIENTES	1.182.747.208
Transferencias corrientes del sector público	1.182.747.208
Transferencias corrientes internas recibidas del sector público	1.182.747.208
De la República	1.182.747.208
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	1.182.747.208
- Ingresos Ordinarios	1.182.747.208
1.2 GASTOS CORRIENTES	**1.565.575.710**
GASTOS DE CONSUMO	1.411.954.598
Remuneraciones	806.316.099
Sueldos, salarios y otras retribuciones	342.234.648
Beneficios y complementos de sueldos y salarios	207.841.603
Aportes patronales	49.851.554
Prestaciones sociales y otras indemnizaciones	73.091.436
Asistencia socioeconómica	132.775.097
Otros gastos de personal	521.761
Compra de bienes y servicios	499.864.383
Bienes de consumo	250.865.043
Servicios no personales	248.999.340
Impuestos indirectos	67.941.919
Depreciación y amortización	37.832.197
GASTOS DE LA PROPIEDAD	1.331.600
Derechos sobre bienes intangibles	1.331.600
TRANSFERENCIAS Y DONACIONES CORRIENTES	140.849.197
Al sector privado	140.849.197
Transferencias corrientes al sector privado	138.949.484
Directas a personas	138.899.807
Pensiones y otros beneficios asociados	16.207.141
Jubilaciones y otros beneficios asociados	122.692.666
Otras transferencias corrientes internas al sector privado	49.677
Donaciones corrientes al sector privado	1.899.713

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Donaciones a personas	1.899.713
OTROS GASTOS CORRIENTES	11.440.315
Obligaciones del ejercicio vigente	2.742.043
Indemnizaciones diversas	2.742.043
Otros gastos corrientes	8.698.272
Bienes y servicios para la venta	8.698.272
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(17.942.140)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**22.632.100**
RECURSOS PROPIOS DE CAPITAL	22.632.100
Desahorro en cuenta corriente	(17.942.140)
Venta y/o desincorporación de activos fijos	2.742.043
De activos intangibles	2.742.043
Incremento de la depreciación y amortización acumuladas	37.832.197
2.2 GASTOS DE CAPITAL	**118.786.085**
INVERSIÓN REAL DIRECTA	118.786.085
Formación bruta de capital fijo	118.354.085
Maquinaria, equipos y otros bienes muebles	109.996.942
Construcciones de bienes de dominio privado	8.357.143
Bienes intangibles	432.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(96.153.985)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**135.283.985**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	135.283.985
Disminución de otros activos financieros	135.283.985
Disminución de disponibilidades	135.283.985
Disminución de caja	135.283.985
3.2 APLICACIONES FINANCIERAS	**135.283.985**
DISMINUCIÓN DE PASIVOS	39.130.000
Disminución de cuentas y efectos por pagar	11.180.000
Disminución de cuentas y efectos por pagar a mediano y largo plazo	11.180.000
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	11.180.000
Disminución de otros pasivos	27.950.000
Disminución de obligaciones de ejercicios anteriores	27.950.000
DÉFICIT FINANCIERO	96.153.985

A0912

Universidad Nacional Experimental Marítima del Caribe (UNEMC)

UNIVERSIDAD NACIONAL EXPERIMENTAL MARÍTIMA DEL CARIBE (UNEMC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Marítima del Caribe para el presente año, sigue los lineamientos establecidos por el Gobierno Nacional para el desarrollo de la Educación Universitaria, atendiendo a las directrices emanadas de la Oficina Nacional de Presupuesto, la Oficina de Planificación del Sector Universitario y del Consejo Nacional de Universidades.

Enfocados en la misión de producir y difundir conocimientos humanísticos, científicos y tecnológicos; así como la formación del hombre nuevo del siglo XXI, creativos, productivos, con una conciencia social colectiva, críticos, solidarios y sensibles a los problemas del entorno, con corresponsabilidad moral, mediante el uso de innovadores procesos académicos y las nuevas tecnologías de la información y la comunicación, con el propósito de crear una sociedad pluralista más justa y más democrática, donde se promueven los derechos humanos, el desarrollo sostenible y el mejoramiento de los niveles sociales y culturales. Dar respuestas oportunas, pertinentes y de calidad a nuestros demandantes de servicios haciendo uso del acervo marítimo acumulado y la sinergia de nuestra gente con las comunidades.

En concordancia con la visión estratégica del Gobierno Nacional, la Universidad mantiene su visión integracionista de los estados, países y territorios de la Cuenca del Caribe, en relación con la educación, turismo, transporte marítimo, conservación ambiental y la cultura caribeña. Este desarrollo regional demanda profesionales capaces de gestionar y operar los procesos integracionistas y los proyectos y programas multinacionales, así como suplir la demanda de recursos humanos fundamentales para el desarrollo integral de nuestra Nación.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**225.532.863**
INGRESOS CORRIENTES ORDINARIOS	225.532.863
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	600.000
Venta de otros bienes y servicios	600.000
TRANSFERENCIAS CORRIENTES	224.932.863
Transferencias corrientes del sector público	224.932.863
Transferencias corrientes internas recibidas del sector público	224.932.863
De la República	224.932.863
TOTAL RECURSOS	**225.532.863**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**216.885.584**
GASTOS DE CONSUMO	208.636.470
Remuneraciones	166.842.158
Sueldos, salarios y otras retribuciones	78.786.957
Beneficios y complementos de sueldos y salarios	37.343.049
Aportes patronales	9.166.210
Prestaciones sociales y otras indemnizaciones	14.428.938
Asistencia socioeconómica	27.117.004
Compra de bienes y servicios	38.228.738
Bienes de consumo	13.478.643
Servicios no personales	24.750.095
Impuestos indirectos	3.565.574
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.249.114
Al sector privado	6.594.114
Transferencias corrientes al sector privado	6.594.114
Directas a personas	6.594.114
Pensiones y otros beneficios asociados	108.060
Jubilaciones y otros beneficios asociados	4.950.054
Otras transferencias directas a personas	1.536.000
Al sector público	1.655.000
Transferencias corrientes al sector público	1.655.000
A los entes descentralizados sin fines empresariales para sus gastos	1.655.000
GASTOS DE CAPITAL	**8.647.279**
INVERSIÓN REAL DIRECTA	8.647.279
Formación bruta de capital fijo	8.647.279
Maquinaria, equipos y otros bienes muebles	8.647.279
TOTAL EGRESOS	**225.532.863**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
129634	Formación de estudiantes en carreras	matrícula	5.216					67.183.476				67.183.476
129635	Formación de estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	800					6.584.813				6.584.813
129649	Formación en Postgrado o estudios avanzados	matrícula	415					7.841.708				7.841.708
129667	Sistema de Recursos para la Formación e Intercambio Académico	usuario	230.000	115.000	115.000			11.315.514				11.315.514
129673	Investigación, Innovación y Gestión del Conocimiento	investigación	30					3.669.478				3.669.478
129733	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	39.593					18.193.676				18.193.676
129797	Intercambio y Gestión del Conocimiento con la Sociedad	persona	1.850					10.102.239				10.102.239
129824	Territorialización y Municipalización de la Educación Universitaria	plan	1					10.844				10.844
129901	Desarrollo y mantenimiento de la infraestructura	metro cuadrado	48.070					15.342.976				15.342.976
TOTAL								140.244.724				140.244.724

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos - Ingresos - Ingresos Propios	Transferencias y Donaciones - De la República - Proyectos por Endeudamiento	Transferencias y Donaciones - De la República - Otras	Transferencias y Donaciones - De los Entes Descentralizados	Transferencias y Donaciones - Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			60.677.526				60.677.526
02	Gestión Administrativa	600.000		18.952.499				19.552.499
03	Previsión y Protección Social			5.058.114				5.058.114
	TOTAL	600.000		84.688.139				85.288.139

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**285**	**174**		**459**	**43.901.630**		**43.901.630**
Directivo	40	21		61	7.092.020		7.092.020
Profesional y Técnico	138	41		179	14.835.480		14.835.480
Personal Administrativo	22	2		24	1.534.435		1.534.435
Personal Docente	54	63		117	14.884.645		14.884.645
Obrero	31	47		78	5.555.050		5.555.050
Personal Contratado	**306**	**325**		**631**	**34.176.247**		**34.176.247**
Directivo	4	7		11	1.279.510		1.279.510
Profesional y Técnico	40	24		64	5.104.250		5.104.250
Personal Administrativo	20	9		29	1.864.260		1.864.260
Personal Docente	228	254		482	23.201.817		23.201.817
Obrero	14	31		45	2.726.410		2.726.410
TOTAL	**591**	**499**		**1.090**	**78.077.877**		**78.077.877**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**9**	**8**	**17**	**4.950.054**
Empleados	4		4	1.170.519
Docentes	5	7	12	3.672.459
Obreros		1	1	107.076
Pensionados		**1**	**1**	**108.060**
Obreros		1	1	108.060
TOTAL	**9**	**9**	**18**	**5.058.114**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	166.842.158
4.02	Materiales, suministros y mercancías	13.478.643
4.03	Servicios no personales	28.315.669
4.04	Activos reales	8.647.279
4.07	Transferencias y donaciones	8.249.114
	TOTAL	225.532.863

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**225.532.863**
INGRESOS CORRIENTES ORDINARIOS	225.532.863
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	600.000
Venta de otros bienes y servicios	600.000
TRANSFERENCIAS CORRIENTES	224.932.863
Transferencias corrientes del sector público	224.932.863
Transferencias corrientes internas recibidas del sector público	224.932.863
De la República	224.932.863
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	224.932.863
-Ingresos Ordinarios	224.932.863
1.2 GASTOS CORRIENTES	**216.885.584**
GASTOS DE CONSUMO	208.636.470
Remuneraciones	166.842.158
Sueldos, salarios y otras retribuciones	78.786.957
Beneficios y complementos de sueldos y salarios	37.343.049
Aportes patronales	9.166.210
Prestaciones sociales y otras indemnizaciones	14.428.938
Asistencia socioeconómica	27.117.004
Compra de bienes y servicios	38.228.738
Bienes de consumo	13.478.643
Servicios no personales	24.750.095
Impuestos indirectos	3.565.574
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.249.114
Al sector privado	6.594.114
Transferencias corrientes al sector privado	6.594.114
Directas a personas	6.594.114
Pensiones y otros beneficios asociados	108.060
Jubilaciones y otros beneficios asociados	4.950.054
Otras transferencias directas a personas	1.536.000
Al sector público	1.655.000
Transferencias corrientes al sector público	1.655.000
A los entes descentralizados sin fines empresariales para sus gastos	1.655.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**8.647.279**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**8.647.279**
RECURSOS PROPIOS DE CAPITAL	8.647.279
Ahorro en cuenta corriente	8.647.279
2.2 GASTOS DE CAPITAL	**8.647.279**
INVERSIÓN REAL DIRECTA	8.647.279
Formación bruta de capital fijo	8.647.279
Maquinaria, equipos y otros bienes muebles	8.647.279
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0925

Instituto Universitario de Tecnología del Estado Bolívar

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DEL ESTADO BOLÍVAR

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Universitario de Tecnología del Estado Bolívar, es considerada una casa de estudios de excelencia académica que enmarcada en las políticas del Estado Venezolano y centrada en el bienestar del hombre, forma las generaciones de profesionales garantizando altos niveles de desempeño de la Docencia, Investigación y Extensión, con acciones vinculantes del sector productivo de desarrollo internacional, nacional, regional, local y comunal.

Dentro de las políticas educativas, el Instituto desarrolla planes de inserción universitaria, ya que se llevan a cabo con los estudiantes, proyectos comunitarios que benefician y brindan a la comunidad conocimiento técnico y científico, necesario para el crecimiento y divulgación universitaria, permitiéndole a los futuros profesionales enfrentarse con problemáticas del entorno y hacer de ellos análisis críticos para brindar la mejor de las soluciones.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**236.564.792**
INGRESOS CORRIENTES ORDINARIOS	236.564.792
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.500
Venta de otros bienes y servicios	1.500
INGRESOS DE LA PROPIEDAD	24.000
Intereses	12.000
Intereses internos	12.000
Intereses por depósitos	12.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	12.000
Alquileres	12.000
TRANSFERENCIAS CORRIENTES	236.539.292
Transferencias corrientes del sector público	236.539.292
Transferencias corrientes internas recibidas del sector público	236.539.292
De la República	236.539.292
FUENTES FINANCIERAS	**30.056.563**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	30.056.563
Disminución de otros activos financieros	30.056.563
Disminución de disponibilidades	30.056.563
Disminución de bancos	30.056.563
TOTAL RECURSOS	**266.621.355**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**245.294.392**
GASTOS DE CONSUMO	231.826.612
Remuneraciones	101.063.879
Sueldos, salarios y otras retribuciones	43.197.204
Beneficios y complementos de sueldos y salarios	23.304.093
Aportes patronales	9.917.093
Prestaciones sociales y otras indemnizaciones	6.459.719
Asistencia socioeconómica	18.185.770
Compra de bienes y servicios	117.434.549
Bienes de consumo	52.240.983
Servicios no personales	65.193.566
Impuestos indirectos	13.328.184
TRANSFERENCIAS Y DONACIONES CORRIENTES	13.467.780
Al sector privado	11.693.735
Transferencias corrientes al sector privado	10.925.945
Directas a personas	6.864.008
Pensiones y otros beneficios asociados	1.542.918
Jubilaciones y otros beneficios asociados	813.900
Otras transferencias directas a personas	4.507.190
A instituciones sin fines de lucro	3.961.937
Otras transferencias corrientes internas al sector privado	100.000
Donaciones corrientes al sector privado	767.790
Donaciones a personas	567.790
Donaciones a instituciones sin fines de lucro	200.000
Al sector público	1.774.045
Transferencias corrientes al sector público	1.774.045
A los entes descentralizados sin fines empresariales para sus gastos	1.774.045
GASTOS DE CAPITAL	**20.430.388**
INVERSIÓN REAL DIRECTA	20.430.388
Formación bruta de capital fijo	19.530.388
Maquinaria, equipos y otros bienes muebles	19.530.388
Bienes intangibles	900.000

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**896.575**
DISMINUCIÓN DE PASIVOS	896.575
Disminución de cuentas y efectos por pagar	896.575
Disminución de cuentas y efectos por pagar a corto plazo	896.575
Disminución de sueldos, salarios y otras remuneraciones por pagar	110.036
Disminución de aportes patronales y retenciones laborales por pagar	558.212
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	141.578
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme)	97.176
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	45.897
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	21.394
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	24.535
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	140.308
Disminución de otras retenciones laborales por pagar	87.324
Disminución cuentas por pagar a proveedores a corto plazo	228.327
TOTAL EGRESOS	**266.621.355**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
						Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
				Fem.	Masc.		Proyectos por Endeudamiento	Otras				
129930	Formación de Estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	4.414					61.863.340				61.863.340
129938	Formación de estudiantes en carreras	matrícula	235					9.869.118				9.869.118
130091	Formación en post grado o estudios avanzados	matrícula	350					1.657.780				1.657.780
130126	Sistema de recursos para la formación e intercambio académico	usuario	4.414	1.826	2.588			18.367.332				18.367.332
130149	Investigación, innovación y gestión del conocimiento	investigación	7					2.961.339				2.961.339
130150	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	4.414					27.195.701			5.900.000	33.095.701
130196	Territorialización y Municipalización de la Educación Universitaria	plan	7					1.408.465				1.408.465
130198	Intercambio y gestión del conocimiento con la sociedad	persona	4.414					5.038.063				5.038.063
130206	Desarrollo y Mantenimiento de la Infraestructura	metro cuadrado	100					46.725.035				46.725.035
TOTAL								175.086.173			5.900.000	180.986.173

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			27.910.218			16.520.082	44.430.300
02	Gestión Administrativa	25.500		31.466.125			7.356.439	38.848.064
03	Previsión y Protección Social			2.076.776			280.042	2.356.818
	TOTAL	25.500		61.453.119			24.156.563	85.635.182

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**106**	**89**		**195**	**26.218.686**		**26.218.686**
Alto Nivel y de Dirección	1			1	220.872		220.872
Profesional y Técnico	18	7		25	2.578.704		2.578.704
Personal Docente	73	64		137	21.168.960		21.168.960
Obrero	14	18		32	2.250.150		2.250.150
Personal Contratado	**83**	**72**		**155**	**16.378.518**		**16.378.518**
Profesional y Técnico	51	29		80	7.686.636		7.686.636
Personal Docente	25	32		57	7.439.670		7.439.670
Obrero	7	11		18	1.252.212		1.252.212
TOTAL	**189**	**161**		**350**	**42.597.204**		**42.597.204**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**1**		**1**	**813.900**
Docentes	1		1	813.900
Pensionados	**1**	**2**	**3**	**1.542.918**
Empleados	1	1	2	1.127.881
Obreros		1	1	415.037
TOTAL	**2**	**2**	**4**	**2.356.818**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	101.063.879
4.02	Materiales, suministros y mercancias	52.240.983
4.03	Servicios no personales	78.521.750
4.04	Activos reales	20.430.388
4.07	Transferencias y donaciones	13.467.780
4.11	Disminución de pasivos	896.575
	TOTAL	266.621.355

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**236.564.792**
INGRESOS CORRIENTES ORDINARIOS	236.564.792
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.500
Venta de otros bienes y servicios	1.500
INGRESOS DE LA PROPIEDAD	24.000
Intereses	12.000
Intereses internos	12.000
Intereses por depósitos	12.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	12.000
Alquileres	12.000
TRANSFERENCIAS CORRIENTES	236.539.292
Transferencias corrientes del sector público	236.539.292
Transferencias corrientes internas recibidas del sector público	236.539.292
De la República	236.539.292
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	236.539.292
Ingresos Ordinarios	236.539.292
1.2 GASTOS CORRIENTES	**245.294.392**
GASTOS DE CONSUMO	231.826.612
Remuneraciones	101.063.879
Sueldos, salarios y otras retribuciones	43.197.204
Beneficios y complementos de sueldos y salarios	23.304.093
Aportes patronales	9.917.093
Prestaciones sociales y otras indemnizaciones	6.459.719
Asistencia socioeconómica	18.185.770
Compra de bienes y servicios	117.434.549
Bienes de consumo	52.240.983
Servicios no personales	65.193.566
Impuestos indirectos	13.328.184

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
TRANSFERENCIAS Y DONACIONES CORRIENTES	13.467.780
Al sector privado	11.693.735
Transferencias corrientes al sector privado	10.925.945
Directas a personas	6.864.008
Pensiones y otros beneficios asociados	1.542.918
Jubilaciones y otros beneficios asociados	813.900
Otras transferencias directas a personas	4.507.190
A instituciones sin fines de lucro	3.961.937
Otras transferencias corrientes internas al sector privado	100.000
Donaciones corrientes al sector privado	767.790
Donaciones a personas	567.790
Donaciones a instituciones sin fines de lucro	200.000
Al sector público	1.774.045
Transferencias corrientes al sector público	1.774.045
A los entes descentralizados sin fines empresariales para sus gastos	1.774.045
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(8.729.600)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(8.729.600)**
RECURSOS PROPIOS DE CAPITAL	(8.729.600)
Desahorro en cuenta corriente	(8.729.600)
2.2 GASTOS DE CAPITAL	**20.430.388**
INVERSIÓN REAL DIRECTA	20.430.388
Formación bruta de capital fijo	19.530.388
Maquinaria, equipos y otros bienes muebles	19.530.388
Bienes intangibles	900.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(29.159.988)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**30.056.563**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	30.056.563
Disminución de otros activos financieros	30.056.563
Disminución de disponibilidades	30.056.563
Disminución de bancos	30.056.563

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
3.2 APLICACIONES FINANCIERAS	30.056.563
DISMINUCIÓN DE PASIVOS	896.575
Disminución de cuentas y efectos por pagar	896.575
Disminución de cuentas y efectos por pagar a corto plazo	896.575
Disminución de sueldos, salarios y otras remuneraciones por pagar	110.036
Disminución de aportes patronales y retenciones laborales por pagar	558.212
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	141.578
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme)	97.176
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	45.897
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	21.394
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	24.535
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	140.308
Disminución de otras retenciones laborales por pagar	87.324
Disminución cuentas por pagar a proveedores a corto plazo	228.327
DÉFICIT FINANCIERO	29.159.988

A0929

Fondo Nacional de Ciencia, Tecnología e Innovación (FONACIT)

FONDO NACIONAL DE CIENCIA, TECNOLOGÍA E INNOVACIÓN (FONACIT)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Fonacit, tiene como Misión, financiar la ejecución de planes, programas y proyectos definidos por el Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología, que fomenten el conocimiento científico, tecnológico e innovador, que contribuya al desarrollo social del país; vale decir, "Financiar la capacidad científica, tecnológica y de innovación para el desarrollo", a los efectos de constituirse en una institución líder reconocida nacional e internacionalmente, impulsando el desarrollo tecnológico integral y la construcción de redes para contribuir al bienestar de la sociedad venezolana.

El presupuesto de gasto del Fonacit se orienta al fortalecimiento de un nuevo modelo productivo endógeno a través del apoyo a redes científicas nacionales, regionales e internacionales, así como la formación del talento humano en el área de la ciencia, la tecnología y la innovación, de acuerdo a las prioridades del país, apegados a los siguientes criterios:

- Financiar la actividad científica, tecnológica y de innovación hacia el aprovechamiento efectivo de las potencialidades y capacidades nacionales para el desarrollo sustentable y la satisfacción de las necesidades sociales.

- Administrar, recaudar, controlar, verificar y determinar cuantitativa y cualitativa los aportes para la ciencia, tecnología, innovación y sus aplicaciones.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**9.224.158.477**
INGRESOS CORRIENTES ORDINARIOS	9.224.158.477
TRANSFERENCIAS CORRIENTES	9.224.158.477
Transferencias corrientes internas recibidas del sector privado	9.224.158.477
De empresas privadas	9.224.158.477
FUENTES FINANCIERAS	**910.257.895**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	910.257.895
Disminución de otros activos financieros	910.257.895
Disminución de disponibilidades	910.257.895
Disminución de bancos	910.257.895
TOTAL RECURSOS	**10.134.416.372**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**10.064.261.574**
GASTOS DE CONSUMO	991.789.938
Remuneraciones	774.644.759
Sueldos, salarios y otras retribuciones	192.283.665
Beneficios y complementos de sueldos y salarios	214.334.152
Aportes patronales	21.251.358
Prestaciones sociales y otras indemnizaciones	89.471.433
Asistencia socioeconómica	257.304.151
Compra de bienes y servicios	190.046.326
Bienes de consumo	35.462.613
Servicios no personales	154.583.713
Impuestos indirectos	27.098.853
TRANSFERENCIAS Y DONACIONES CORRIENTES	9.072.471.636
Al sector privado	1.143.413.136
Transferencias corrientes al sector privado	1.143.113.136
Directas a personas	135.613.136
Pensiones y otros beneficios asociados	71.103.753
Jubilaciones y otros beneficios asociados	64.509.383
Otras transferencias corrientes internas al sector privado	1.007.500.000
Donaciones corrientes al sector privado	300.000
Donaciones a personas	300.000
Al sector público	7.929.058.500
Transferencias corrientes al sector público	7.929.058.500
A los entes descentralizados sin fines empresariales para sus gastos	4.570.058.500
A entes descentralizados con fines empresariales no petroleros	2.989.650.000
Al Poder Municipal	302.250.000
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	67.100.000
GASTOS DE CAPITAL	**63.390.098**
INVERSIÓN REAL DIRECTA	63.390.098
Formación bruta de capital fijo	63.390.098
Maquinaria, equipos y otros bienes muebles	63.390.098

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**6.764.700**
DISMINUCIÓN DE PASIVOS	6.764.700
Disminución de cuentas y efectos por pagar	6.764.700
Disminución de cuentas y efectos por pagar a corto plazo	6.764.700
Disminución de sueldos, salarios y otras remuneraciones por pagar	6.764.700
TOTAL EGRESOS	**10.134.416.372**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
127340	Financiamiento de proyectos en áreas estratégicas que apuntalen al fortalecimiento de las capacidades de investigación en el país	financiamiento	450							8.961.005.513	324.966.700	9.285.972.213
	TOTAL									8.961.005.513	324.966.700	9.285.972.213

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras					40.236.000	449.678.059	489.914.059
02	Gestión Administrativa					222.916.964		222.916.964
03	Previsión y Protección Social						135.613.136	135.613.136
	TOTAL					263.152.964	585.291.195	848.444.159

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**153**	**172**	**13**	**338**	**51.081.833**	**1.484.138**	**52.565.971**
Alto Nivel y de Dirección		1		1	115.778		115.778
Profesional y Técnico	125	92		217	31.269.943	429.766	31.699.709
Personal Administrativo	19	33		52	13.401.404	184.188	13.585.592
Obrero	9	46	13	68	6.294.708	870.184	7.164.892
Personal Contratado	**77**	**44**		**121**	**12.392.231**		**12.392.231**
Profesional y Técnico	52	23		75	7.020.255		7.020.255
Personal Administrativo	21	14		35	2.340.085		2.340.085
Personal Médico		1		1	92.905		92.905
Obrero	4	6		10	2.938.986		2.938.986
TOTAL	**230**	**216**	**13**	**459**	**63.474.064**	**1.484.138**	**64.958.202**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**169**	**71**	**240**	**64.509.383**
Alto Nivel y de Dirección	43	17	60	17.209.070
Empleados	91	37	128	37.840.250
Obreros	35	17	52	9.460.063
Pensionados	**40**	**25**	**65**	**71.103.753**
Alto Nivel y de Dirección	5	5	10	13.466.809
Empleados	27	9	36	42.688.895
Obreros	8	11	19	14.948.049
TOTAL	**209**	**96**	**305**	**135.613.136**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	774.644.759
4.02	Materiales, suministros y mercancías	35.462.613
4.03	Servicios no personales	181.682.566
4.04	Activos reales	63.390.098
4.07	Transferencias y donaciones	9.072.471.636
4.11	Disminución de pasivos	6.764.700
	TOTAL	**10.134.416.372**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**9.224.158.477**
INGRESOS CORRIENTES ORDINARIOS	9.224.158.477
TRANSFERENCIAS CORRIENTES	9.224.158.477
Transferencias corrientes internas recibidas del sector privado	9.224.158.477
De empresas privadas	9.224.158.477
1.2 GASTOS CORRIENTES	**10.064.261.574**
GASTOS DE CONSUMO	991.789.938
Remuneraciones	774.644.759
Sueldos, salarios y otras retribuciones	192.283.665
Beneficios y complementos de sueldos y salarios	214.334.152
Aportes patronales	21.251.358
Prestaciones sociales y otras indemnizaciones	89.471.433
Asistencia socioeconómica	257.304.151
Compra de bienes y servicios	190.046.326
Bienes de consumo	35.462.613
Servicios no personales	154.583.713
Impuestos indirectos	27.098.853
TRANSFERENCIAS Y DONACIONES CORRIENTES	9.072.471.636
Al sector privado	1.143.413.136
Transferencias corrientes al sector privado	1.143.113.136
Directas a personas	135.613.136
Pensiones y otros beneficios asociados	71.103.753
Jubilaciones y otros beneficios asociados	64.509.383
Otras transferencias corrientes internas al sector privado	1.007.500.000
Donaciones corrientes al sector privado	300.000
Donaciones a personas	300.000
Al sector público	7.929.058.500
Transferencias corrientes al sector público	7.929.058.500
A los entes descentralizados sin fines empresariales para sus gastos	4.570.058.500
A entes descentralizados con fines empresariales no petroleros	2.989.650.000
Al Poder Municipal	302.250.000
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	67.100.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(840.103.097)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(840.103.097)**
RECURSOS PROPIOS DE CAPITAL	(840.103.097)
Desahorro en cuenta corriente	(840.103.097)
2.2 GASTOS DE CAPITAL	**63.390.098**
INVERSIÓN REAL DIRECTA	63.390.098
Formación bruta de capital fijo	63.390.098
Maquinaria, equipos y otros bienes muebles	63.390.098
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(903.493.195)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**910.257.895**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	910.257.895
Disminución de otros activos financieros	910.257.895
Disminución de disponibilidades	910.257.895
Disminución de bancos	910.257.895
3.2 APLICACIONES FINANCIERAS	**910.257.895**
DISMINUCIÓN DE PASIVOS	6.764.700
Disminución de cuentas y efectos por pagar	6.764.700
Disminución de cuentas y efectos por pagar a corto plazo	6.764.700
Disminución de sueldos, salarios y otras remuneraciones por pagar	6.764.700
DÉFICIT FINANCIERO	903.493.195

A0937

Superintendencia de Servicios de Certificación Electrónica (SUSCERTE)

SUPERINTENDENCIA DE SERVICIOS DE CERTIFICACIÓN ELECTRÓNICA (SUSCERTE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Superintendencia de Servicios de Certificación Electrónica (Suscerte), es un servicio desconcentrado sin personalidad jurídica, creado mediante el Decreto- Ley N° 1.204 de fecha 10 de febrero de 2001, sobre Mensajes de Datos y Firmas Electrónicas, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 37.148 del 28 de febrero de 2001.

Es el Ente encargado de coordinar e implementar el modelo jerárquico de la infraestructura Nacional de Certificación Electrónica, también acredita, supervisa y controla a los Proveedores de Servicios de Certificación (PSC) y es el ente responsable de la Autoridad de Certificación Raíz del Estado Venezolano. Así mismo tiene como alcance proveer estándares y herramientas para implementar una tecnología de información óptima en las empresas del sector público, a fin de obtener un mejor funcionamiento y proporcionar niveles de seguridad confiables.

En tal sentido orienta sus actividades a:

- Controlar y vigilar el sistema de certificación electrónica, especialmente lo relativo a los proveedores de servicios de certificación electrónica. Además, tiene como alcance proveer estándares y herramientas para implementar una tecnología de información óptima en las empresas del sector público, a fin de obtener un mejor funcionamiento y proporcionar niveles de seguridad confiables. En concordancia con lo antes expuesto la institución, prevé ejecutar los siguientes proyectos:
- Desarrollar el sistema nacional de protección y seguridad de la información, definiendo los aspectos organizativos, infraestructura tecnológica, física y formación, a fin de fortalecer los sistemas de información del Poder Público y Poder Popular, mejorando la gestión pública, prestación de servicios y protección de datos de las personas, contribuyendo con la independencia y defensa de la nación.
- Capacitar al personal que atiende la demanda de los servicios que conlleven a proteger, resguardar, mitigar y mejorar la capacidad de respuestas del Poder Público y Poder Popular frente a riesgos y amenazas derivados del desarrollo de los Sistemas de Información.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**29.294.164**
INGRESOS CORRIENTES ORDINARIOS	29.294.164
INGRESOS NO TRIBUTARIOS	89.500
Tasas	89.500
TRANSFERENCIAS CORRIENTES	29.204.664
Transferencias corrientes del sector público	29.204.664
Transferencias corrientes internas recibidas del sector público	29.204.664
De la República	29.204.664
INGRESOS DE CAPITAL	**2.762.500**
RECURSOS PROPIOS DE CAPITAL	2.762.500
Incremento de la depreciación y amortización acumuladas	2.762.500
FUENTES FINANCIERAS	**16.802.324**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	16.802.324
Disminución de otros activos financieros	16.802.324
Disminución de disponibilidades	16.802.324
Disminución de bancos	16.802.324
TOTAL RECURSOS	**48.858.988**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**46.799.381**
GASTOS DE CONSUMO	46.222.981
Remuneraciones	22.305.105
Sueldos, salarios y otras retribuciones	6.595.068
Beneficios y complementos de sueldos y salarios	3.776.876
Aportes patronales	1.454.194
Prestaciones sociales y otras indemnizaciones	4.064.927
Asistencia socioeconómica	6.414.040
Compra de bienes y servicios	18.681.131
Bienes de consumo	8.143.928
Servicios no personales	10.537.203
Impuestos indirectos	2.474.245
Depreciación y amortización	2.762.500
TRANSFERENCIAS Y DONACIONES CORRIENTES	576.400
Al sector privado	576.400
Transferencias corrientes al sector privado	576.400
Directas a personas	576.400
Jubilaciones y otros beneficios asociados	576.400
GASTOS DE CAPITAL	**2.059.607**
INVERSIÓN REAL DIRECTA	2.059.607
Formación bruta de capital fijo	2.059.607
Maquinaria, equipos y otros bienes muebles	2.059.607
TOTAL EGRESOS	**48.858.988**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
127247	Reconocimiento Internacional de la Autoridad Certificadora del Estado Venezolano	certificado	2					5.840.933				5.840.933
TOTAL								**5.840.933**				**5.840.933**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			22.787.331				22.787.331
02	Gestión Administrativa	2.852.000					16.802.324	19.654.324
03	Previsión y Protección Social			576.400				576.400
TOTAL		**2.852.000**		**23.363.731**			**16.802.324**	**43.018.055**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**14**	**13**		**27**	**1.801.284**		**1.801.284**
Alto Nivel y de Dirección		1		1	83.844		83.844
Directivo	3	6		9	676.056		676.056
Profesional y Técnico	8	6		14	892.244		892.244
Personal Administrativo	3			3	149.140		149.140
Personal Contratado	**14**	**26**		**40**	**2.292.800**		**2.292.800**
Profesional y Técnico	8	23		31	1.863.968		1.863.968
Personal Administrativo	6	3		9	428.832		428.832
TOTAL	28	39		67	4.094.084		4.094.084

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**3**		**3**	**576.400**
Empleados	3		3	576.400
TOTAL	3		3	576.400

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	22.305.105
4.02	Materiales, suministros y mercancías	8.143.928
4.03	Servicios no personales	13.011.448
4.04	Activos reales	2.059.607
4.07	Transferencias y donaciones	576.400
4.08	Otros gastos	2.762.500
	TOTAL	48.858.988

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**29.294.164**
INGRESOS CORRIENTES ORDINARIOS	29.294.164
INGRESOS NO TRIBUTARIOS	89.500
Tasas	89.500
TRANSFERENCIAS CORRIENTES	29.204.664
Transferencias corrientes del sector público	29.204.664
Transferencias corrientes internas recibidas del sector público	29.204.664
De la República	29.204.664
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	29.204.664
- Ingresos Ordinarios	29.204.664
1.2 GASTOS CORRIENTES	**46.799.381**
GASTOS DE CONSUMO	46.222.981
Remuneraciones	22.305.105
Sueldos, salarios y otras retribuciones	6.595.068
Beneficios y complementos de sueldos y salarios	3.776.876
Aportes patronales	1.454.194
Prestaciones sociales y otras indemnizaciones	4.064.927
Asistencia socioeconómica	6.414.040
Compra de bienes y servicios	18.681.131
Bienes de consumo	8.143.928
Servicios no personales	10.537.203
Impuestos indirectos	2.474.245
Depreciación y amortización	2.762.500
TRANSFERENCIAS Y DONACIONES CORRIENTES	576.400
Al sector privado	576.400
Transferencias corrientes al sector privado	576.400
Directas a personas	576.400
Jubilaciones y otros beneficios asociados	576.400
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(17.505.217)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(14.742.717)**
RECURSOS PROPIOS DE CAPITAL	(14.742.717)
Desahorro en cuenta corriente	(17.505.217)
Incremento de la depreciación y amortización acumuladas	2.762.500
2.2 GASTOS DE CAPITAL	**2.059.607**
INVERSIÓN REAL DIRECTA	2.059.607
Formación bruta de capital fijo	2.059.607
Maquinaria, equipos y otros bienes muebles	2.059.607
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(16.802.324)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**16.802.324**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	16.802.324
Disminución de otros activos financieros	16.802.324
Disminución de disponibilidades	16.802.324
Disminución de bancos	16.802.324
3.2 APLICACIONES FINANCIERAS	**16.802.324**
DÉFICIT FINANCIERO	16.802.324

A0942

Universidad Bolivariana de Venezuela (UBV)

UNIVERSIDAD BOLIVARIANA DE VENEZUELA (UBV)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Bolivariana de Venezuela es una Institución de intereses éticos y sociales, cuyo fin es fomentar el desarrollo del individuo en todas sus manifestaciones, la formación profesional en diferentes niveles con criterios de alta calidad y excelencia y la interacción con la comunidad, contribuyendo de esta manera al pleno desarrollo del ser humano y el mayor bienestar para la sociedad, en función de sus valores trascendentales y sus necesidades.

Identificándose como una Institución pluralista y democrática, crítica en cuanto al análisis y conclusiones sobre el desenvolvimiento de su entorno, fundamentada en los valores universales de pertinencia, justicia, solidaridad, libertad y respeto a la disidencia.

Tiene como visión ocupar el primer lugar en la investigación y consulta dentro del sector nacional, hacer la estructura y programas lo suficientemente flexibles, objetos de constante evaluación y transformación, reconocida como prestadora de un servicio público, que satisfaga los requerimientos de nuestros usuarios y que sirva de experiencia a los paradigmas institucionales establecidos para el nuevo modelo de universidad venezolana, acorde con el proceso de transformación que actualmente vive el país, enmarcado dentro del Plan Estratégico llevado por el Ejecutivo Nacional, el cual se ha convertido en una guía de acción obligatoria para todos los entes Gubernamentales, con la finalidad de darle viabilidad al Proyecto Nacional.

La Universidad Bolivariana de Venezuela, promueve la generación, sistematización y socialización de conocimientos en campos científicos, tecnológicos, sociales, humanísticos y del arte, conjugando los aportes al enriquecimiento, a través de la proyección vinculada al desarrollo socioeconómico, ambiental, cultural y educativo de las comunidades de su entorno, de la región y del país, revitalizando el pensamiento integracionista latinoamericano, como eje fundamental de las vías de cooperación nacional e internacional.

Esta casa de estudios, tiene como plan estratégico:

- Desarrollo armónico en conjunto con la Misión Sucre y el Programa de Aldeas Universitarias.
- Desarrollo equilibrado entre los espacios de formación concentrados (las sedes) y los dispositivos de formación no presenciales (La televisión educativa, La radio educativa, La plataformita informática, bibliotecas municipales, bibliotecas virtuales).
- Establecimiento de alianzas institucionales con las instituciones del Estado.
- Desarrollo del cuerpo de docentes.
- Definición de áreas de trabajo para el desarrollo de la investigación universitaria.
- Desarrollo de nuevos programas de formación, estudios de pregrado, postgrado y de profesionalización en el área de la energía (Petróleo, Gas, Petroquímica, etc.).

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.554.290.903**
INGRESOS CORRIENTES ORDINARIOS	1.554.290.903
TRANSFERENCIAS CORRIENTES	1.554.290.903
Transferencias corrientes del sector público	1.554.290.903
Transferencias corrientes internas recibidas del sector público	1.554.290.903
De la República	1.554.290.903
FUENTES FINANCIERAS	**52.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	52.000.000
Disminución de otros activos financieros	52.000.000
Disminución de disponibilidades	52.000.000
Disminución de caja	52.000.000
TOTAL RECURSOS	**1.606.290.903**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.566.372.435**
GASTOS DE CONSUMO	1.469.588.609
Remuneraciones	1.261.731.157
Sueldos, salarios y otras retribuciones	453.774.766
Beneficios y complementos de sueldos y salarios	409.545.849
Aportes patronales	19.821.255
Prestaciones sociales y otras indemnizaciones	229.055.323
Asistencia socioeconómica	149.533.964
Compra de bienes y servicios	187.185.488
Bienes de consumo	117.129.699
Servicios no personales	70.055.789
Impuestos indirectos	20.671.964
GASTOS DE LA PROPIEDAD	169.612
Derechos sobre bienes intangibles	169.612
TRANSFERENCIAS Y DONACIONES CORRIENTES	96.614.214
Al sector privado	84.957.032
Transferencias corrientes al sector privado	84.957.032
Directas a personas	84.957.032
Pensiones y otros beneficios asociados	800.000
Jubilaciones y otros beneficios asociados	6.500.000
Otras transferencias directas a personas	77.657.032
Al sector público	11.657.182
Transferencias corrientes al sector público	11.657.182
A los entes descentralizados sin fines empresariales para sus gastos	11.657.182
GASTOS DE CAPITAL	**24.918.468**
INVERSIÓN REAL DIRECTA	24.918.468
Formación bruta de capital fijo	24.918.468
Maquinaria, equipos y otros bienes muebles	24.918.468
APLICACIONES FINANCIERAS	**15.000.000**
DISMINUCIÓN DE PASIVOS	15.000.000
Disminución de cuentas y efectos por pagar	15.000.000
Disminución de cuentas y efectos por pagar a corto plazo	4.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	4.000.000
Disminución de otras cuentas y efectos por pagar	11.000.000
Disminución de otras cuentas por pagar a corto plazo	11.000.000
TOTAL EGRESOS	**1.606.290.903**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129804	Formación en Postgrado o Estudios Avanzados	matrícula	19.272					10.239.657				10.239.657
129818	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	253.091					341.792.631				341.792.631
129882	Investigación, Innovación y Gestión del Conocimiento	investigación	124.543					360.637				360.637
129977	Sistema de Recursos para la Formación e Intercambio Académico	usuario	124.410	70.530	53.880			41.288.163				41.288.163
130123	Formación de Estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	282.422					78.375.540				78.375.540
130125	Territorialización y Municipalización de la Educación Universitaria	plan	80					15.625.967				15.625.967
130168	Intercambio y Gestión del Conocimiento con la Sociedad	persona	725					9.981.820				9.981.820
130187	Desarrollo y Mantenimiento de la Infraestructura	metro cuadrado	64.136					117.140.465				117.140.465
130202	Formación de Estudiantes en Carreras	matrícula	223.414					459.156.918				459.156.918
TOTAL								1.073.961.798				1.073.961.798

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			457.678.750				457.678.750
02	Gestión Administrativa			15.350.355			52.000.000	67.350.355
03	Previsión y Protección Social			7.300.000				7.300.000
	TOTAL			480.329.105			52.000.000	532.329.105

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**2.421**	**2.081**		**4.502**	**396.803.347**		**396.803.347**
Alto Nivel y de Dirección	1			1	197.400		197.400
Directivo	63	75		138	29.285.424		29.285.424
Personal Administrativo	705	651		1.356	92.926.837		92.926.837
Personal Docente	1.314	850		2.164	235.296.822		235.296.822
Obrero	338	505		843	39.096.864		39.096.864
Personal Contratado	**20**			**20**	**56.971.419**		**56.971.419**
Personal Administrativo	20			20	56.971.419		56.971.419
TOTAL	**2.441**	**2.081**		**4.522**	**453.774.766**		**453.774.766**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**34**	**30**	**64**	**6.500.000**
Empleados	34	30	64	6.500.000
Pensionados	**4**		**4**	**800.000**
Empleados	4		4	800.000
TOTAL	**38**	**30**	**68**	**7.300.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	1.261.731.157
4.02	Materiales, suministros y mercancias	117.129.699
4.03	Servicios no personales	90.897.365
4.04	Activos reales	24.918.468
4.07	Transferencias y donaciones	96.614.214
4.11	Disminución de pasivos	15.000.000
	TOTAL	**1.606.290.903**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.554.290.903**
INGRESOS CORRIENTES ORDINARIOS	1.554.290.903
TRANSFERENCIAS CORRIENTES	1.554.290.903
Transferencias corrientes del sector público	1.554.290.903
Transferencias corrientes internas recibidas del sector público	1.554.290.903
De la República	1.554.290.903
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	1.554.290.903
Ingresos Ordinarios	1.554.290.903
1.2 GASTOS CORRIENTES	**1.566.372.435**
GASTOS DE CONSUMO	1.469.588.609
Remuneraciones	1.261.731.157
Sueldos, salarios y otras retribuciones	453.774.766
Beneficios y complementos de sueldos y salarios	409.545.849
Aportes patronales	19.821.255
Prestaciones sociales y otras indemnizaciones	229.055.323
Asistencia socioeconómica	149.533.964
Compra de bienes y servicios	187.185.488
Bienes de consumo	117.129.699
Servicios no personales	70.055.789
Impuestos indirectos	20.671.964
GASTOS DE LA PROPIEDAD	169.612
Derechos sobre bienes intangibles	169.612
TRANSFERENCIAS Y DONACIONES CORRIENTES	96.614.214
Al sector privado	84.957.032
Transferencias corrientes al sector privado	84.957.032
Directas a personas	84.957.032
Pensiones y otros beneficios asociados	800.000
Jubilaciones y otros beneficios asociados	6.500.000
Otras transferencias directas a personas	77.657.032
Al sector público	11.657.182
Transferencias corrientes al sector público	11.657.182
A los entes descentralizados sin fines empresariales para sus gastos	11.657.182
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(12.081.532)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(12.081.532)**
RECURSOS PROPIOS DE CAPITAL	(12.081.532)
Desahorro en cuenta corriente	(12.081.532)
2.2 GASTOS DE CAPITAL	**24.918.468**
INVERSIÓN REAL DIRECTA	24.918.468
Formación bruta de capital fijo	24.918.468
Maquinaria, equipos y otros bienes muebles	24.918.468
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(37.000.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**52.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	52.000.000
Disminución de otros activos financieros	52.000.000
Disminución de disponibilidades	52.000.000
Disminución de caja	52.000.000
3.2 APLICACIONES FINANCIERAS	**52.000.000**
DISMINUCIÓN DE PASIVOS	15.000.000
Disminución de cuentas y efectos por pagar	15.000.000
Disminución de cuentas y efectos por pagar a corto plazo	4.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	4.000.000
Disminución de otras cuentas y efectos por pagar	11.000.000
Disminución de otras cuentas por pagar a corto plazo	11.000.000
DÉFICIT FINANCIERO	37.000.000

A0952

Universidad Deportiva del Sur

UNIVERSIDAD DEPORTIVA DEL SUR

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Deportiva del Sur, tiene como misión, comprometerse con un proyecto educativo, cultural y social que implica la divulgación, generación y sistematización del conocimiento y la apertura a experiencias inéditas en los ámbitos de formación, investigación y proyección social en los niveles de pregrado y postgrado en los campos científicos, tecnológicos, sociales y humanísticos asociados a la actividad física, el deporte y sus áreas afines para lograr la vinculación permanente del desarrollo socioeconómico, ambiental, educativo y deportivo local, regional y nacional y a su vez promover la integración con los Pueblos del Sur.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**201.321.608**
INGRESOS CORRIENTES ORDINARIOS	201.321.608
TRANSFERENCIAS CORRIENTES	201.321.608
Transferencias corrientes del sector público	201.321.608
Transferencias corrientes internas recibidas del sector público	201.321.608
De la República	201.321.608
TOTAL RECURSOS	**201.321.608**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**198.824.608**
GASTOS DE CONSUMO	189.053.696
Remuneraciones	128.242.652
Sueldos, salarios y otras retribuciones	33.228.695
Beneficios y complementos de sueldos y salarios	25.556.805
Aportes patronales	5.461.149
Prestaciones sociales y otras indemnizaciones	16.846.774
Asistencia socioeconómica	47.149.229
Compra de bienes y servicios	57.835.425
Bienes de consumo	15.698.155
Servicios no personales	42.137.270
Impuestos indirectos	2.975.619
GASTOS DE LA PROPIEDAD	10.000
Derechos sobre bienes intangibles	10.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	9.760.912
Al sector privado	8.251.000
Transferencias corrientes al sector privado	7.850.000
Directas a personas	7.850.000
Otras transferencias directas a personas	7.850.000
Donaciones corrientes al sector privado	401.000
Donaciones a personas	401.000
Al sector público	1.509.912
Transferencias corrientes al sector público	1.509.912
A los entes descentralizados sin fines empresariales para sus gastos	1.509.912
GASTOS DE CAPITAL	**2.497.000**
INVERSIÓN REAL DIRECTA	2.497.000
Formación bruta de capital fijo	2.293.000
Maquinaria, equipos y otros bienes muebles	2.293.000
Bienes intangibles	204.000
TOTAL EGRESOS	**201.321.608**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
129682	Formación de Estudiantes en Carreras	matrícula	1.570					35.732.913				35.732.913
129816	Formación en post grado o estudios avanzados	matrícula	180					2.276.944				2.276.944
129918	Investigación, innovación y gestión del conocimiento	investigación	2					1.077.596				1.077.596
129967	Sistema de recursos para la formación e intercambio académico	usuario	4.200	1.680	2.520			4.072.646				4.072.646
130015	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	1.570					67.160.902				67.160.902
130119	Intercambio y Gestión del Conocimiento con la Sociedad	persona	120	400	450			8.653.938				8.653.938
130155	Desarrollo y Mantenimiento de Infraestructura	metro cuadrado	2.000					9.634.011				9.634.011
130177	Territorialización y Municipalización de la Educación Universitaria	plan	1					968.769				968.769
TOTAL								**129.577.719**				**129.577.719**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			65.596.949				65.596.949
02	Gestión Administrativa			6.146.940				6.146.940
	TOTAL			71.743.889				71.743.889

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**16**	**64**		**80**	**5.072.450**		**5.072.450**
Alto Nivel y de Dirección		1		1	127.655		127.655
Directivo	2			2	240.465		240.465
Obrero	14	63		77	4.704.330		4.704.330
Personal Contratado	**165**	**165**		**330**	**26.993.285**		**26.993.285**
Directivo	11	12		23	2.602.410		2.602.410
Profesional y Técnico	54	56		110	9.926.655		9.926.655
Personal Administrativo	50	27		77	5.522.165		5.522.165
Personal Docente	48	61		109	8.132.330		8.132.330
Personal de Investigación		1		1	127.655		127.655
Personal Médico	1	1		2	201.130		201.130
Obrero	1	7		8	480.940		480.940
TOTAL	**181**	**229**		**410**	**32.065.735**		**32.065.735**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	128.242.652
4.02	Materiales, suministros y mercancias	15.698.155
4.03	Servicios no personales	45.122.889
4.04	Activos reales	2.497.000
4.07	Transferencias y donaciones	9.760.912
	TOTAL	**201.321.608**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**201.321.608**
INGRESOS CORRIENTES ORDINARIOS	201.321.608
TRANSFERENCIAS CORRIENTES	201.321.608
Transferencias corrientes del sector público	201.321.608
Transferencias corrientes internas recibidas del sector público	201.321.608
De la República	201.321.608
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	201.321.608
Ingresos Ordinarios	201.321.608
1.2 GASTOS CORRIENTES	**198.824.608**
GASTOS DE CONSUMO	189.053.696
Remuneraciones	128.242.652
Sueldos, salarios y otras retribuciones	33.228.695
Beneficios y complementos de sueldos y salarios	25.556.805
Aportes patronales	5.461.149
Prestaciones sociales y otras indemnizaciones	16.846.774
Asistencia socioeconómica	47.149.229
Compra de bienes y servicios	57.835.425
Bienes de consumo	15.698.155
Servicios no personales	42.137.270
Impuestos indirectos	2.975.619
GASTOS DE LA PROPIEDAD	10.000
Derechos sobre bienes intangibles	10.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	9.760.912
Al sector privado	8.251.000
Transferencias corrientes al sector privado	7.850.000
Directas a personas	7.850.000
Otras transferencias directas a personas	7.850.000
Donaciones corrientes al sector privado	401.000
Donaciones a personas	401.000
Al sector público	1.509.912
Transferencias corrientes al sector público	1.509.912
A los entes descentralizados sin fines empresariales para sus gastos	1.509.912
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**2.497.000**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.497.000**
RECURSOS PROPIOS DE CAPITAL	2.497.000
Ahorro en cuenta corriente	2.497.000
2.2 GASTOS DE CAPITAL	**2.497.000**
INVERSIÓN REAL DIRECTA	2.497.000
Formación bruta de capital fijo	2.293.000
Maquinaria, equipos y otros bienes muebles	2.293.000
Bienes intangibles	204.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A1301

Agencia Bolivariana para Actividades Espaciales (ABAE)

AGENCIA BOLIVARIANA PARA ACTIVIDADES ESPACIALES (ABAE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

En fecha 25 de Octubre de 2007, se aprueba en Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.796 la Ley de la Agencia Bolivariana para Actividades Espaciales, como Instituto Autónomo de carácter técnico, dotado de personalidad jurídica y patrimonio propio, distinto e independiente del Tesoro Nacional, con potestad financiera, administrativa, presupuestaria, organizativa, técnica, normativa y de gestión de recursos.

La Agencia Bolivariana Para Actividades Espaciales, estima ser la organización líder de las actividades espaciales, de alcance nacional e internacional del estado venezolano, responsable de formular, proponer y ejecutar la política espacial nacional con valores socialistas, a fin de proporcionar la mayor suma de felicidad posible a la sociedad venezolana; utilizando la ciencia y tecnología espaciales, en atención a lo dispuesto en la Constitución de la República Bolivariana de Venezuela, para coadyuvar al desarrollo, la soberanía y la seguridad y defensa integral de la Nación.

En tal sentido, planifica, organiza y coordina con enfoque socialista, el uso y desarrollo de la ciencia y tecnología espaciales para concertar planes, proyectos y programas que favorezcan la inclusión social, a través del desarrollo del talento humano y el fortalecimiento del Sistema Nacional de Ciencia, tecnología e Innovación en materia espacial, impulsando el desarrollo económico, político, social y cultural del país y de la región.

Valores Institucionales:

- Compromiso: con los objetivos de la institución, el país y la sociedad como totalidad, dando lo mejor de cada uno para garantizar con responsabilidad el cumplimiento de las obligaciones.
- Excelencia: apuntar al logro de niveles óptimos en cada una de las actividades en que se realizan, tratando de que el resultado sea muestra de eficiencia y eficacia.
- Pertenencia: interiorizar el sentimiento de formar parte de una institución con la cual se está plenamente identificado y comprometido.
- Humanismo: profesar la bondad y sensibilidad para con los demás, teniendo como valor le bienestar del colectivo.
- Integración: fomentar la participación protagónica de todos los integrantes de la institución para el logro de los objetivos planteados.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**180.722.774**
INGRESOS CORRIENTES ORDINARIOS	180.722.774
TRANSFERENCIAS CORRIENTES	180.722.774
Transferencias corrientes del sector público	180.722.774
Transferencias corrientes internas recibidas del sector público	180.722.774
De la República	180.722.774
INGRESOS DE CAPITAL	**272.158.888**
RECURSOS PROPIOS DE CAPITAL	272.158.888
Incremento de la depreciación y amortización acumuladas	272.158.888
FUENTES FINANCIERAS	**985.991.607**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	985.991.607
Disminución de otros activos financieros	985.991.607
Disminución de disponibilidades	590.734.307
Disminución de bancos	590.734.307
Disminución de fondos en avance, en anticipo y en fideicomiso	181.057.300
Disminución de anticipos a contratistas por contratos a mediano y largo plazo	181.057.300
Disminución de otros activos financieros circulantes	214.200.000
TOTAL RECURSOS	**1.438.873.269**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**578.555.240**
GASTOS DE CONSUMO	577.515.240
Remuneraciones	136.577.406
Sueldos, salarios y otras retribuciones	34.419.188
Beneficios y complementos de sueldos y salarios	27.806.018
Aportes patronales	4.662.820
Prestaciones sociales y otras indemnizaciones	22.265.439
Asistencia socioeconómica	47.423.941
Compra de bienes y servicios	84.144.110
Bienes de consumo	22.655.729
Servicios no personales	61.488.381
Impuestos indirectos	84.634.836
Depreciación y amortización	272.158.888
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.040.000
Al sector privado	1.040.000
Donaciones corrientes al sector privado	1.040.000
Donaciones a personas	1.040.000
GASTOS DE CAPITAL	**852.818.029**
INVERSIÓN REAL DIRECTA	852.818.029
Formación bruta de capital fijo	852.818.029
Maquinaria, equipos y otros bienes muebles	224.764.637
Construcciones de bienes de dominio privado	628.053.392
APLICACIONES FINANCIERAS	**7.500.000**
DISMINUCIÓN DE PASIVOS	7.500.000
Disminución de cuentas y efectos por pagar	7.500.000
Disminución de cuentas y efectos por pagar a corto plazo	3.250.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	3.200.000
Disminución de aportes patronales y retenciones laborales por pagar	50.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	50.000
Disminución de otras cuentas y efectos por pagar	4.250.000
Disminución de otras cuentas por pagar a corto plazo	4.250.000
TOTAL EGRESOS	**1.438.873.269**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127395	Diseño y fabricación del segundo sistema satelital venezolano de percepción remota VRSS-2 (Fase 2)	diseño	1					43.494.828			222.028.713	265.523.541
127411	Elaboración y puesta en marcha del Plan de Formación para el Desarrollo Espacial	programa	1					2.358.276			5.772.719	8.130.995
127414	Centro de Diseño, Ensamblaje, Integración y Verificación de Satélites (Fase 3)	centro	1					66.301.426			713.333.591	779.635.017
127434	Aprovechamiento de las imágenes del satélite Miranda y aplicación de las tecnologías satelitales en proyectos sociales, científicos y tecnológicos	imagen	12.000					15.734.975			6.190.531	21.925.506
TOTAL								**127.889.505**			**947.325.554**	**1.075.215.059**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			52.833.269				52.833.269
02	Gestión Administrativa	272.158.888					38.666.053	310.824.941
TOTAL		**272.158.888**		**52.833.269**			**38.666.053**	**363.658.210**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**4**	**7**		**11**	**1.627.219**		**1.627.219**
Alto Nivel y de Dirección		1		1	163.493		163.493
Directivo	4	6		10	1.463.726		1.463.726
Personal Contratado	**112**	**161**		**273**	**25.640.030**		**25.640.030**
Profesional y Técnico	99	136		235	18.073.463		18.073.463
Personal Administrativo	11	25		36	7.444.946		7.444.946
Personal Médico	2			2	121.621		121.621
TOTAL	**116**	**168**		**284**	**27.267.249**		**27.267.249**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	136.577.406
4.02	Materiales, suministros y mercancías	22.655.729
4.03	Servicios no personales	146.123.217
4.04	Activos reales	852.818.029
4.07	Transferencias y donaciones	1.040.000
4.08	Otros gastos	272.158.888
4.11	Disminución de pasivos	7.500.000
	TOTAL	**1.438.873.269**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**180.722.774**
INGRESOS CORRIENTES ORDINARIOS	180.722.774
TRANSFERENCIAS CORRIENTES	180.722.774
Transferencias corrientes del sector público	180.722.774
Transferencias corrientes internas recibidas del sector público	180.722.774
De la República	180.722.774
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	180.722.774
-Ingresos Ordinarios	180.722.774
1.2 GASTOS CORRIENTES	**578.555.240**
GASTOS DE CONSUMO	577.515.240
Remuneraciones	136.577.406
Sueldos, salarios y otras retribuciones	34.419.188
Beneficios y complementos de sueldos y salarios	27.806.018
Aportes patronales	4.662.820
Prestaciones sociales y otras indemnizaciones	22.265.439
Asistencia socioeconómica	47.423.941
Compra de bienes y servicios	84.144.110
Bienes de consumo	22.655.729
Servicios no personales	61.488.381
Impuestos indirectos	84.634.836
Depreciación y amortización	272.158.888
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.040.000
Al sector privado	1.040.000
Donaciones corrientes al sector privado	1.040.000
Donaciones a personas	1.040.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(397.832.466)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(125.673.578)**
RECURSOS PROPIOS DE CAPITAL	(125.673.578)
Desahorro en cuenta corriente	(397.832.466)
Incremento de la depreciación y amortización acumuladas	272.158.888
2.2 GASTOS DE CAPITAL	**852.818.029**
INVERSIÓN REAL DIRECTA	852.818.029
Formación bruta de capital fijo	852.818.029
Maquinaria, equipos y otros bienes muebles	224.764.637
Construcciones de bienes de dominio privado	628.053.392
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(978.491.607)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**985.991.607**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	985.991.607
Disminución de otros activos financieros	985.991.607
Disminución de disponibilidades	590.734.307
Disminución de bancos	590.734.307
Disminución de fondos en avance, en anticipo y en fideicomiso	181.057.300
Disminución de anticipos a contratistas por contratos a mediano y largo plazo	181.057.300
Disminución de otros activos financieros circulantes	214.200.000
3.2 APLICACIONES FINANCIERAS	**985.991.607**
DISMINUCIÓN DE PASIVOS	7.500.000
Disminución de cuentas y efectos por pagar	7.500.000
Disminución de cuentas y efectos por pagar a corto plazo	3.250.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	3.200.000
Disminución de aportes patronales y retenciones laborales por pagar	50.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	50.000
Disminución de otras cuentas y efectos por pagar	4.250.000
Disminución de otras cuentas por pagar a corto plazo	4.250.000
DÉFICIT FINANCIERO	978.491.607

A1315

Instituto Universitario Latinoamericano de Agroecología Paulo Freire (IALA)

INSTITUTO UNIVERSITARIO LATINOAMERICANO DE AGROECOLOGÍA PAULO FREIRE (IALA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Universitario Latinoamericano de Agroecología Paulo Freire está dirigido a la formación integral de estudiantes postulados por los movimientos sociales organizados de la región, y otras organizaciones agrarias de América Latina y El Caribe; su objetivo es formar para la transformación de la organización de la producción agropecuaria y el trabajo agrario, sustentados en el enfoque agroecológico, que permita el uso apropiado de la biodiversidad, a fin de alcanzar la soberanía alimentaria.

En este sentido, respondiendo a las nuevas exigencias de la realidad de nuestra educación universitaria, en su proceso de promover el nuevo modelo, ante los procesos de transformación socio-política imperante, el conocimiento pasa a jugar un papel relevante donde la formación integral de los valores históricos y la vinculación comunitaria, es la raíz del mismo, donde las características del nuevo ciudadano(a), están orientados al fortalecimiento de una visión integral de su mundo, donde sea capaz de profundizar, relacionar y contextualizar los conocimientos científicos y tecnológicos, junto a los saberes ancestrales y cotidianos.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**25.926.729**
INGRESOS CORRIENTES ORDINARIOS	25.926.729
TRANSFERENCIAS CORRIENTES	25.926.729
Transferencias corrientes del sector público	25.926.729
Transferencias corrientes internas recibidas del sector público	25.926.729
De la República	25.926.729
TOTAL RECURSOS	**25.926.729**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	25.125.536
GASTOS DE CONSUMO	24.349.085
Remuneraciones	9.003.969
Sueldos, salarios y otras retribuciones	3.977.580
Beneficios y complementos de sueldos y salarios	2.163.287
Aportes patronales	525.502
Prestaciones sociales y otras indemnizaciones	755.904
Asistencia socioeconómica	1.581.696
Compra de bienes y servicios	14.143.850
Bienes de consumo	3.773.686
Servicios no personales	10.370.164
Impuestos indirectos	1.201.266
TRANSFERENCIAS Y DONACIONES CORRIENTES	776.451
Al sector privado	582.000
Transferencias corrientes al sector privado	582.000
Directas a personas	582.000
Otras transferencias directas a personas	582.000
Al sector público	194.451
Transferencias corrientes al sector público	194.451
A los entes descentralizados sin fines empresariales para sus gastos	194.451
GASTOS DE CAPITAL	801.193
INVERSIÓN REAL DIRECTA	801.193
Formación bruta de capital fijo	801.193
Maquinaria, equipos y otros bienes muebles	801.193
TOTAL EGRESOS	25.926.729

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129639	Formación de estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	154					4.536.090				4.536.090
129705	Intercambio y Gestión del Conocimiento con la Sociedad	persona	200					235.411				235.411
129759	Formación en post grados en estudios avanzados	matrícula	30					39.039				39.039
129827	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	584					6.226.830				6.226.830
129829	Sistemas de Recursos para la Formación e Intercambio Académico	usuario	750	352	398			1.200.181				1.200.181
129937	Desarrollo y Mantenimiento de la Infraestructura	metro cuadrado	5.100					4.873.458				4.873.458
129951	Investigación, Innovación y Gestión del Conocimiento	investigación	2					144.486				144.486
129959	Territorialización y municipalización de la educación universitaria	plan	7					105.664				105.664
TOTAL								17.361.159				17.361.159

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			3.285.814				3.285.814
02	Gestión Administrativa			5.279.756				5.279.756
	TOTAL			8.565.570				8.565.570

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**14**	**24**		**38**	**3.977.580**		**3.977.580**
Directivo		3		3	406.116		406.116
Personal Administrativo	10	10		20	2.063.940		2.063.940
Personal Docente	4	11		15	1.507.524		1.507.524
TOTAL	**14**	**24**		**38**	**3.977.580**		**3.977.580**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	9.003.969
4.02	Materiales, suministros y mercancías	3.773.686
4.03	Servicios no personales	11.571.430
4.04	Activos reales	801.193
4.07	Transferencias y donaciones	776.451
	TOTAL	**25.926.729**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	25.926.729
INGRESOS CORRIENTES ORDINARIOS	25.926.729
TRANSFERENCIAS CORRIENTES	25.926.729
Transferencias corrientes del sector público	25.926.729
Transferencias corrientes internas recibidas del sector público	25.926.729
De la República	25.926.729
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	25.926.729
Ingresos Ordinarios	25.926.729
1.2 GASTOS CORRIENTES	25.125.536
GASTOS DE CONSUMO	24.349.085
Remuneraciones	9.003.969
Sueldos, salarios y otras retribuciones	3.977.580
Beneficios y complementos de sueldos y salarios	2.163.287
Aportes patronales	525.502
Prestaciones sociales y otras indemnizaciones	755.904
Asistencia socioeconómica	1.581.696
Compra de bienes y servicios	14.143.850
Bienes de consumo	3.773.686
Servicios no personales	10.370.164
Impuestos indirectos	1.201.266
TRANSFERENCIAS Y DONACIONES CORRIENTES	776.451
Al sector privado	582.000
Transferencias corrientes al sector privado	582.000
Directas a personas	582.000
Otras transferencias directas a personas	582.000
Al sector público	194.451
Transferencias corrientes al sector público	194.451
A los entes descentralizados sin fines empresariales para sus gastos	194.451
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	801.193

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**801.193**
RECURSOS PROPIOS DE CAPITAL	801.193
Ahorro en cuenta corriente	801.193
2.2 GASTOS DE CAPITAL	**801.193**
INVERSIÓN REAL DIRECTA	801.193
Formación bruta de capital fijo	801.193
Maquinaria, equipos y otros bienes muebles	801.193
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A1322

Universidad Nacional Experimental de las Artes (UNEARTE)

UNIVERSIDAD NACIONAL EXPERIMENTAL DE LAS ARTES (UNEARTE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Nacional Experimental de las Artes (Unearte), fue creada en el año 2008, dentro del marco del Programa Alma Mater, surge con el fin de reivindicar los procesos relacionados con la intuición, imaginación, sensibilidad, sentimiento y emoción, como elementos fundamentales de la experiencia del arte; entendiendo que la enseñanza y la valoración de éstas son parte indispensable, en el proceso de construcción de ciudadanía con vocación humanista. Su Misión es formar profesionales en el campo artístico, humanistas críticos, comprometidos con el país; creativos, participativos y protagónicos, sensibles ante los procesos de transformación social, capaces de enfrentar, desde el terreno artístico, los nuevos retos y cambios históricos, a través de una construcción colectiva, disciplinaria, democrática y de diálogo, que involucre a la comunidad universitaria y a todos los actores sociales, para hacer de la educación y el arte hechos sociales transformadores, con énfasis en la creación intelectual y cultural, el poder popular y la visión geoestratégica del desarrollo territorial.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**250.974.371**
INGRESOS CORRIENTES ORDINARIOS	250.974.371
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.000.000
Venta de otros bienes y servicios	2.000.000
TRANSFERENCIAS CORRIENTES	248.974.371
Transferencias corrientes del sector público	248.974.371
Transferencias corrientes internas recibidas del sector público	248.974.371
De la República	248.974.371
INGRESOS DE CAPITAL	**3.583.052**
RECURSOS PROPIOS DE CAPITAL	3.583.052
Incremento de la depreciación y amortización acumuladas	3.583.052
FUENTES FINANCIERAS	**8.304.216**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	8.304.216
Disminución de otros activos financieros	8.304.216
Disminución de disponibilidades	8.304.216
Disminución de bancos	8.304.216
TOTAL RECURSOS	**262.861.639**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	254.557.423
GASTOS DE CONSUMO	235.206.734
Remuneraciones	158.259.246
Sueldos, salarios y otras retribuciones	55.293.595
Beneficios y complementos de sueldos y salarios	44.642.537
Aportes patronales	9.603.270
Prestaciones sociales y otras indemnizaciones	4.840.129
Asistencia socioeconómica	43.879.715
Compra de bienes y servicios	64.235.414
Bienes de consumo	12.738.007
Servicios no personales	51.497.407
Impuestos indirectos	9.129.022
Depreciación y amortización	3.583.052
TRANSFERENCIAS Y DONACIONES CORRIENTES	17.922.121
Al sector privado	16.161.709
Transferencias corrientes al sector privado	14.826.709
Directas a personas	14.826.709
Pensiones y otros beneficios asociados	2.130.624
Jubilaciones y otros beneficios asociados	11.096.085
Otras transferencias directas a personas	1.600.000
Donaciones corrientes al sector privado	1.335.000
Donaciones a personas	1.205.000
Donaciones a instituciones sin fines de lucro	130.000
Al sector público	1.760.412
Transferencias corrientes al sector público	1.760.412
A los entes descentralizados sin fines empresariales para sus gastos	1.760.412
OTROS GASTOS CORRIENTES	1.428.568
Otros gastos corrientes	1.428.568
Bienes y servicios para la venta	1.428.568

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	8.304.216
DISMINUCIÓN DE PASIVOS	8.304.216
Disminución de cuentas y efectos por pagar	2.042.096
Disminución de cuentas y efectos por pagar a corto plazo	2.042.096
Disminución de aportes patronales y retenciones laborales por pagar	1.562.396
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	788.125
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	437.384
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	151.565
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	185.322
Disminución cuentas por pagar a proveedores a corto plazo	479.700
Disminución de otros pasivos	6.262.120
Disminución de obligaciones de ejercicios anteriores	6.262.120
TOTAL EGRESOS	**262.861.639**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129815	Formación de estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	6.407					51.090.322				51.090.322
129842	Formación en Postgrado o Estudios Avanzados	matrícula	850					4.593.005				4.593.005
130019	Investigación, innovación y Gestión del Conocimiento	investigación	130					10.134.836				10.134.836
130075	Sistema de Recursos para la Formación e Intercambio Académico	usuario	28.300	14.000	14.300			8.362.054				8.362.054
130090	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	13.738					54.175.751				54.175.751
130094	Intercambio y Gestión del Conocimiento con la Sociedad	persona	40.040			400.000		20.292.056				20.692.056
130101	Desarrollo y Mantenimiento de la Infraestructura	metro cuadrado	37.000					28.893.546				28.893.546
130128	Territorialización y Municipalización de la Educación Universitaria	plan	37			1.600.000		5.572.470				7.172.470
TOTAL						2.000.000		183.114.040				185.114.040

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos - Ingresos - Ingresos Propios	Recursos - Ingresos - Transferencias y Donaciones - De la República - Proyectos por Endeudamiento	Recursos - Ingresos - Transferencias y Donaciones - De la República - Otras	Recursos - Ingresos - Transferencias y Donaciones - De los Entes Descentralizados	Recursos - Ingresos - Transferencias y Donaciones - Otras	Recursos - Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			49.803.572				49.803.572
02	Gestión Administrativa	3.583.052		2.830.050			8.304.216	14.717.318
03	Previsión y Protección Social			13.226.709				13.226.709
	TOTAL	3.583.052		65.860.331			8.304.216	77.747.699

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**167**	**212**		**379**	**25.898.456**		**25.898.456**
Alto Nivel y de Dirección		1		1	102.124		102.124
Directivo	17	12		29	2.662.308		2.662.308
Profesional y Técnico	64	22		86	6.406.092		6.406.092
Personal Administrativo	7	7		14	708.328		708.328
Personal Docente	45	51		96	8.604.656		8.604.656
Obrero	34	119		153	7.414.948		7.414.948
Personal Fijo a Tiempo Parcial	**25**	**45**		**70**	**2.310.852**		**2.310.852**
Personal Docente	25	45		70	2.310.852		2.310.852
Personal Contratado	**198**	**180**		**378**	**24.457.947**		**24.457.947**
Profesional y Técnico	61	35		96	6.902.724		6.902.724
Personal Administrativo	30	10		40	2.056.992		2.056.992
Personal Docente	90	70		160	11.625.052		11.625.052
Obrero	17	65		82	3.873.179		3.873.179
TOTAL	**390**	**437**		**827**	**52.667.255**		**52.667.255**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**36**	**32**	**68**	**11.096.085**
Alto Nivel y de Dirección	1		1	163.178
Empleados	6	1	7	1.142.244
Docentes	29	27	56	9.137.953
Obreros		4	4	652.710
Pensionados	**13**	**6**	**19**	**2.130.624**
Empleados	6		6	672.829
Docentes	1	1	2	224.276
Obreros	6	5	11	1.233.519
TOTAL	**49**	**38**	**87**	**13.226.709**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	158.259.246
4.02	Materiales, suministros y mercancias	14.166.575
4.03	Servicios no personales	60.626.429
4.07	Transferencias y donaciones	17.922.121
4.08	Otros gastos	3.583.052
4.11	Disminución de pasivos	8.304.216
	TOTAL	**262.861.639**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**250.974.371**
INGRESOS CORRIENTES ORDINARIOS	250.974.371
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.000.000
Venta de otros bienes y servicios	2.000.000
TRANSFERENCIAS CORRIENTES	248.974.371
Transferencias corrientes del sector público	248.974.371
Transferencias corrientes internas recibidas del sector público	248.974.371
De la República	248.974.371
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	248.974.371
Ingresos Ordinarios	248.974.371
1.2 GASTOS CORRIENTES	**254.557.423**
GASTOS DE CONSUMO	235.206.734
Remuneraciones	158.259.246
Sueldos, salarios y otras retribuciones	55.293.595
Beneficios y complementos de sueldos y salarios	44.642.537
Aportes patronales	9.603.270
Prestaciones sociales y otras indemnizaciones	4.840.129
Asistencia socioeconómica	43.879.715
Compra de bienes y servicios	64.235.414
Bienes de consumo	12.738.007
Servicios no personales	51.497.407
Impuestos indirectos	9.129.022
Depreciación y amortización	3.583.052
TRANSFERENCIAS Y DONACIONES CORRIENTES	17.922.121
Al sector privado	16.161.709
Transferencias corrientes al sector privado	14.826.709
Directas a personas	14.826.709
Pensiones y otros beneficios asociados	2.130.624
Jubilaciones y otros beneficios asociados	11.096.085
Otras transferencias directas a personas	1.600.000
Donaciones corrientes al sector privado	1.335.000
Donaciones a personas	1.205.000
Donaciones a instituciones sin fines de lucro	130.000
Al sector público	1.760.412

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Transferencias corrientes al sector público	1.760.412
A los entes descentralizados sin fines empresariales para sus gastos	1.760.412
OTROS GASTOS CORRIENTES	1.428.568
Otros gastos corrientes	1.428.568
Bienes y servicios para la venta	1.428.568
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(3.583.052)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	
Desahorro en cuenta corriente	(3.583.052)
Incremento de la depreciación y amortización acumuladas	3.583.052
2.2 GASTOS DE CAPITAL	
2.3 RESULTADO FINANCIERO : EQUILIBRIO	
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**8.304.216**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	8.304.216
Disminución de otros activos financieros	8.304.216
Disminución de disponibilidades	8.304.216
Disminución de bancos	8.304.216
3.2 APLICACIONES FINANCIERAS	**8.304.216**
DISMINUCIÓN DE PASIVOS	8.304.216
Disminución de cuentas y efectos por pagar	2.042.096
Disminución de cuentas y efectos por pagar a corto plazo	2.042.096
Disminución de aportes patronales y retenciones laborales por pagar	1.562.396
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	788.125
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	437.384
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	151.565
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	185.322
Disminución cuentas por pagar a proveedores a corto plazo	479.700
Disminución de otros pasivos	6.262.120
Disminución de obligaciones de ejercicios anteriores	6.262.120

A1350

Universidad Bolivariana de Trabajadores "Jesús Rivero"

UNIVERSIDAD BOLIVARIANA DE TRABAJADORES "JESÚS RIVERO"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Las actividades académicas de la Universidad Bolivariana de Trabajadores "Jesús Rivero", están fundamentadas en la fusión del estudio, el trabajo y la investigación en los centros de producción, cuyo fin es la soberanía tecnológica, las mismas son costeadas por las empresas cuyos trabajadores se constituyen en la Universidad y la cuota asignada por el Ejecutivo.

Los costos de los proyectos de formación, serán responsabilidad de las empresas y el recurso humano será atendido, en función a lo establecido en la Ley de Universidades y el Marco Jurídico vigente en la materia.

En virtud de las nuevas exigencias de la realidad de nuestra Educación Universitaria, en su proceso de promover el nuevo modelo, ante la transformación socio política imperante, el conocimiento pasa a jugar un papel relevante en el acontecer revolucionario socialista, donde la formación integral de los valores históricos y la vinculación comunitaria, es la raíz del mismo.

Las características del nuevo ciudadano (a), están orientadas al fortalecimiento de una visión integral de su mundo, donde sea capaz de profundizar, relacionar y contextualizar los conocimientos científicos y tecnológicos, junto a los saberes ancestrales y cotidianos.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**8.217.550**
INGRESOS CORRIENTES ORDINARIOS	8.217.550
TRANSFERENCIAS CORRIENTES	8.217.550
Transferencias corrientes del sector público	8.217.550
Transferencias corrientes internas recibidas del sector público	8.217.550
De la República	8.217.550
TOTAL RECURSOS	**8.217.550**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**7.483.878**
GASTOS DE CONSUMO	7.483.878
Remuneraciones	5.374.439
Sueldos, salarios y otras retribuciones	2.037.635
Beneficios y complementos de sueldos y salarios	1.108.696
Aportes patronales	360.421
Prestaciones sociales y otras indemnizaciones	459.013
Asistencia socioeconómica	1.408.674
Compra de bienes y servicios	2.019.123
Bienes de consumo	1.490.163
Servicios no personales	528.960
Impuestos indirectos	90.316
GASTOS DE CAPITAL	**733.672**
INVERSIÓN REAL DIRECTA	733.672
Formación bruta de capital fijo	733.672
Maquinaria, equipos y otros bienes muebles	733.672
TOTAL EGRESOS	**8.217.550**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
129979	Sistema de recursos para la formación e intercambio académico	usuario	10.000	3.000	7.000			1.088.874				1.088.874
130010	Intercambio y Gestión del Conocimiento con la Sociedad	persona	2.500					1.425.510				1.425.510
130036	Formación de estudiantes en los Programas Nacionales de Formación)	matrícula	5.000					3.086.570				3.086.570
TOTAL								5.600.954				5.600.954

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			2.238.677				2.238.677
02	Gestión Administrativa			377.919				377.919
TOTAL				2.616.596				2.616.596

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	11	8		19	2.037.635		2.037.635
Personal Administrativo	4	5		9	818.615		818.615
Personal Docente	7	3		10	1.219.020		1.219.020
TOTAL	11	8		19	2.037.635		2.037.635

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	5.374.439
4.02	Materiales, suministros y mercancías	1.490.163
4.03	Servicios no personales	619.276
4.04	Activos reales	733.672
	TOTAL	8.217.550

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**8.217.550**
INGRESOS CORRIENTES ORDINARIOS	8.217.550
TRANSFERENCIAS CORRIENTES	8.217.550
Transferencias corrientes del sector público	8.217.550
Transferencias corrientes internas recibidas del sector público	8.217.550
De la República	8.217.550
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	8.217.550
Ingresos Ordinarios	8.217.550
1.2 GASTOS CORRIENTES	**7.483.878**
GASTOS DE CONSUMO	7.483.878
Remuneraciones	5.374.439
Sueldos, salarios y otras retribuciones	2.037.635
Beneficios y complementos de sueldos y salarios	1.108.696
Aportes patronales	360.421
Prestaciones sociales y otras indemnizaciones	459.013
Asistencia socioeconómica	1.408.674
Compra de bienes y servicios	2.019.123
Bienes de consumo	1.490.163
Servicios no personales	528.960
Impuestos indirectos	90.316
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**733.672**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**733.672**
RECURSOS PROPIOS DE CAPITAL	733.672
Ahorro en cuenta corriente	733.672
2.2 GASTOS DE CAPITAL	**733.672**
INVERSIÓN REAL DIRECTA	733.672
Formación bruta de capital fijo	733.672
Maquinaria, equipos y otros bienes muebles	733.672
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A1364

Universidad Politécnica Territorial del Alto Apure Pedro Camejo

UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ALTO APURE PEDRO CAMEJO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Politécnica Territorial del Alto Apure Pedro Camejo tiene como misión el encargo social de contribuir activamente al desarrollo endógeno integral y sustentable en su área de influencia territorial, con la participación activa y permanente del poder popular, abarcando múltiples campos de estudio, bajo enfoques inter y transdisciplinarios, para abordar los problemas y retos de su contexto territorial, de acuerdo con las necesidades del pueblo a partir de las realidades geo-históricas, culturales, sociales y productivas, ayudando a conformar una nueva geopolítica nacional.

La Universidad promoverá el desarrollo local a través de actividades académicas mejoradas y realizará actividades de extensión universitaria o vinculación social; generando frutos importantes como el estudio de necesidades en las comunidades, el asesoramiento en conjunto con los consejos comunales en cuanto a la elaboración de proyectos, planes de desarrollo sustentable, actividades productivas, apoyo a través de servicios de maquinaria e implementos agrícolas para la producción, entre otros.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**97.312.680**
INGRESOS CORRIENTES ORDINARIOS	97.312.680
TRANSFERENCIAS CORRIENTES	97.312.680
Transferencias corrientes del sector público	97.312.680
Transferencias corrientes internas recibidas del sector público	97.312.680
De la República	97.312.680
TOTAL RECURSOS	**97.312.680**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**93.077.685**
GASTOS DE CONSUMO	87.612.852
Remuneraciones	57.153.293
Sueldos, salarios y otras retribuciones	17.325.221
Beneficios y complementos de sueldos y salarios	13.928.890
Aportes patronales	2.418.629
Prestaciones sociales y otras indemnizaciones	9.741.572
Asistencia socioeconómica	13.738.981
Compra de bienes y servicios	28.702.080
Bienes de consumo	7.967.909
Servicios no personales	20.734.171
Impuestos indirectos	1.757.479
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.464.733
Al sector privado	4.734.889
Transferencias corrientes al sector privado	4.734.889
Directas a personas	4.734.889
Otras transferencias directas a personas	4.734.889
Al sector público	729.844
Transferencias corrientes al sector público	729.844
A los entes descentralizados sin fines empresariales para sus gastos	729.844
GASTOS DE CAPITAL	**4.235.095**
INVERSIÓN REAL DIRECTA	4.235.095
Formación bruta de capital fijo	4.204.095
Maquinaria, equipos y otros bienes muebles	4.204.095
Bienes intangibles	31.000
TOTAL EGRESOS	**97.312.680**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129769	Formación en post grado o estudios avanzados	matrícula	180					2.463.692				2.463.692
129775	Formación de estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	2.545					24.816.644				24.816.644
129779	Investigación, innovación y gestión del conocimiento	investigación	30					653.799				653.799
129960	Sistema de recursos para la formación e intercambio académico	usuario	2.545	1.090	1.455			4.253.536				4.253.536
129964	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	220					27.289.887				27.289.887
130055	Intercambio y gestión del conocimiento con la sociedad	persona	5					3.032.261				3.032.261
130064	Desarrollo y Mantenimiento de la infraestructura	metro cuadrado	20.000					15.828.922				15.828.922
130065	Territorialización y Municipalización de la educación universitaria	plan	3					1.143.221				1.143.221
TOTAL								**79.481.962**				**79.481.962**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			14.080.200				14.080.200
02	Gestión Administrativa			3.750.518				3.750.518
	TOTAL			17.830.718				17.830.718

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**43**	**61**		**104**	**7.366.857**		**7.366.857**
Alto Nivel y de Dirección		1		1	192.072		192.072
Profesional y Técnico	14	1		15	1.304.359		1.304.359
Personal Administrativo	1			1	86.957		86.957
Personal Docente	17	24		41	3.565.249		3.565.249
Obrero	11	35		46	2.218.220		2.218.220
Personal Contratado	**57**	**46**		**103**	**8.830.819**		**8.830.819**
Directivo		1		1	192.070		192.070
Profesional y Técnico	32	11		43	3.722.795		3.722.795
Personal Docente	25	34		59	4.915.954		4.915.954
TOTAL	**100**	**107**		**207**	**16.197.676**		**16.197.676**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	57.153.293
4.02	Materiales, suministros y mercancías	7.967.909
4.03	Servicios no personales	22.491.650
4.04	Activos reales	4.235.095
4.07	Transferencias y donaciones	5.464.733
	TOTAL	**97.312.680**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**97.312.680**
INGRESOS CORRIENTES ORDINARIOS	97.312.680
TRANSFERENCIAS CORRIENTES	97.312.680
Transferencias corrientes del sector público	97.312.680
Transferencias corrientes internas recibidas del sector público	97.312.680
De la República	97.312.680
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	97.312.680
Ingresos Ordinarios	97.312.680
1.2 GASTOS CORRIENTES	**93.077.585**
GASTOS DE CONSUMO	87.612.852
Remuneraciones	57.153.293
Sueldos, salarios y otras retribuciones	17.325.221
Beneficios y complementos de sueldos y salarios	13.928.890
Aportes patronales	2.418.629
Prestaciones sociales y otras indemnizaciones	9.741.572
Asistencia socioeconómica	13.738.981
Compra de bienes y servicios	28.702.080
Bienes de consumo	7.967.909
Servicios no personales	20.734.171
Impuestos indirectos	1.757.479
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.464.733
Al sector privado	4.734.889
Transferencias corrientes al sector privado	4.734.889
Directas a personas	4.734.889
Otras transferencias directas a personas	4.734.889
Al sector público	729.844
Transferencias corrientes al sector público	729.844
A los entes descentralizados sin fines empresariales para sus gastos	729.844
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**4.235.095**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**4.235.095**
RECURSOS PROPIOS DE CAPITAL	4.235.095
Ahorro en cuenta corriente	4.235.095
2.2 GASTOS DE CAPITAL	**4.235.095**
INVERSIÓN REAL DIRECTA	4.235.095
Formación bruta de capital fijo	4.204.095
Maquinaria, equipos y otros bienes muebles	4.204.095
Bienes intangibles	31.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A1365

Universidad Politécnica Territorial del Estado Barinas José Félix Ribas

UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO BARINAS JOSÉ FÉLIX RIBAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Politécnica Territorial del Estado Barinas "José Félix Ribas", es un instrumento del pueblo Barinés para contribuir a su desarrollo integral y sustentable, en el marco de la construcción del socialismo bolivariano, a través de la formación integral de alto nivel en el área de Producción Agroalimentaria, Construcción Civil, Electricidad y Mecánica, para la generación y apropiación social del conocimiento y la vinculación activa con proyectos de desarrollo, empresas socialistas y las comunidades.

Esta universidad tiene como encargo social, contribuir activamente al desarrollo endógeno integral y sustentable en su área de influencia territorial, abordando los problemas y retos de su contexto de territorialidad, de acuerdo con las necesidades del pueblo, a partir de las realidades culturales, sociales y productivas, ayudando a conformar una nueva geopolítica nacional.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**123.791.605**
INGRESOS CORRIENTES ORDINARIOS	123.791.605
TRANSFERENCIAS CORRIENTES	123.791.605
Transferencias corrientes del sector público	123.791.605
Transferencias corrientes internas recibidas del sector público	123.791.605
De la República	123.791.605
FUENTES FINANCIERAS	**2.709.540**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.709.540
Disminución de otros activos financieros	2.709.540
Disminución de disponibilidades	2.709.540
Disminución de bancos	2.709.540
TOTAL RECURSOS	**126.501.145**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**120.312.506**
GASTOS DE CONSUMO	115.348.534
Remuneraciones	83.300.285
Sueldos, salarios y otras retribuciones	31.002.625
Beneficios y complementos de sueldos y salarios	18.179.691
Aportes patronales	7.254.050
Prestaciones sociales y otras indemnizaciones	9.230.955
Asistencia socioeconómica	17.632.964
Compra de bienes y servicios	28.178.062
Bienes de consumo	13.432.201
Servicios no personales	14.745.861
Impuestos indirectos	3.870.187
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.963.972
Al sector privado	4.963.972
Transferencias corrientes al sector privado	2.646.000
Directas a personas	2.646.000
Otras transferencias directas a personas	2.646.000
Donaciones corrientes al sector privado	2.317.972
Donaciones a personas	1.448.981
Donaciones a instituciones sin fines de lucro	868.991
GASTOS DE CAPITAL	**4.353.317**
INVERSIÓN REAL DIRECTA	4.353.317
Formación bruta de capital fijo	4.353.317
Maquinaria, equipos y otros bienes muebles	4.353.317
APLICACIONES FINANCIERAS	**1.835.322**
DISMINUCIÓN DE PASIVOS	1.835.322
Disminución de cuentas y efectos por pagar	1.835.322
Disminución de cuentas y efectos por pagar a corto plazo	1.835.322
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.514.322
Disminución de aportes patronales y retenciones laborales por pagar	321.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	321.000
TOTAL EGRESOS	**126.501.145**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129721	Formación de estudiantes en los Programa Nacionales de Formación	matrícula	2.994					55.039.943				55.039.943
129786	Formación en Postgrado o Estudios Avanzados	matrícula	670					704.976				704.976
129920	Investigación, Innovación y Gestión del Conocimiento.	investigación	13					801.790				801.790
130013	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	2.994					18.761.095				18.761.095
130018	Sistema de recursos para la formación e intercambio académico	usuario	4.200	2.100	2.100			1.952.019				1.952.019
130152	Intercambio y Gestión del Conocimiento con la Sociedad	persona	277					1.951.956				1.951.956
130178	Desarrollo y mantenimiento de la infraestructura	metro cuadrado	20.400					18.539.777				18.539.777
130205	Territorialización y Municipalización de la Educación Universitaria	plan	1					4.080.356				4.080.356
TOTAL								**101.831.912**				**101.831.912**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			18.333.911				18.333.911
02	Gestión Administrativa			3.625.782			2.709.540	6.335.322
	TOTAL			21.959.693			2.709.540	24.669.233

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**95**	**144**		**239**	**21.671.147**		**21.671.147**
Alto Nivel y de Dirección		1		1	184.060		184.060
Profesional y Técnico	20	11		31	3.568.172		3.568.172
Personal Administrativo	16	3		19	2.163.010		2.163.010
Personal Docente	30	81		111	12.977.408		12.977.408
Obrero	29	48		77	2.778.497		2.778.497
Personal Contratado	**59**	**40**		**99**	**8.194.560**		**8.194.560**
Profesional y Técnico	20	13		33	2.858.405		2.858.405
Personal Administrativo	23			23	617.105		617.105
Personal Docente	16	27		43	4.719.050		4.719.050
TOTAL	**154**	**184**		**338**	**29.865.707**		**29.865.707**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	83.300.285
4.02	Materiales, suministros y mercancias	13.432.201
4.03	Servicios no personales	18.616.048
4.04	Activos reales	4.353.317
4.07	Transferencias y donaciones	4.963.972
4.11	Disminución de pasivos	1.835.322
	TOTAL	**126.501.145**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**123.791.605**
INGRESOS CORRIENTES ORDINARIOS	123.791.605
TRANSFERENCIAS CORRIENTES	123.791.605
Transferencias corrientes del sector público	123.791.605
Transferencias corrientes internas recibidas del sector público	123.791.605
De la República	123.791.605
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	123.791.605
Ingresos Ordinarios	123.791.605
1.2 GASTOS CORRIENTES	**120.312.506**
GASTOS DE CONSUMO	115.348.534
Remuneraciones	83.300.285
Sueldos, salarios y otras retribuciones	31.002.625
Beneficios y complementos de sueldos y salarios	18.179.691
Aportes patronales	7.254.050
Prestaciones sociales y otras indemnizaciones	9.230.955
Asistencia socioeconómica	17.632.964
Compra de bienes y servicios	28.178.062
Bienes de consumo	13.432.201
Servicios no personales	14.745.861
Impuestos indirectos	3.870.187
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.963.972
Al sector privado	4.963.972
Transferencias corrientes al sector privado	2.646.000
Directas a personas	2.646.000
Otras transferencias directas a personas	2.646.000
Donaciones corrientes al sector privado	2.317.972
Donaciones a personas	1.448.981
Donaciones a instituciones sin fines de lucro	868.991
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**3.479.099**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.479.099**
RECURSOS PROPIOS DE CAPITAL	3.479.099
Ahorro en cuenta corriente	3.479.099
2.2 GASTOS DE CAPITAL	**4.353.317**
INVERSIÓN REAL DIRECTA	4.353.317
Formación bruta de capital fijo	4.353.317
Maquinaria, equipos y otros bienes muebles	4.353.317
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(874.218)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**2.709.540**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.709.540
Disminución de otros activos financieros	2.709.540
Disminución de disponibilidades	2.709.540
Disminución de bancos	2.709.540
3.2 APLICACIONES FINANCIERAS	**2.709.540**
DISMINUCIÓN DE PASIVOS	1.835.322
Disminución de cuentas y efectos por pagar	1.835.322
Disminución de cuentas y efectos por pagar a corto plazo	1.835.322
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.514.322
Disminución de aportes patronales y retenciones laborales por pagar	321.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	321.000
DÉFICIT FINANCIERO	874.218

A1366

Universidad Politécnica Territorial de Barlovento Argelia Laya

UNIVERSIDAD POLITÉCNICA TERRITORIAL DE BARLOVENTO ARGELIA LAYA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad nace, según decreto en Gaceta Oficial Extraordinaria de la República Bolivariana de Venezuela Nº 5.987 y Decreto Nº 7.568, de fecha 16 de julio de 2010, con sede en la Región de Barlovento, en el marco de la Misión Alma Mater, como Universidad Nacional Experimental, con personalidad jurídica y patrimonio propio distinto al de la República Bolivariana de Venezuela.

La Universidad desarrollará sedes con proyectos y programas académicos de formación intelectual, desarrollo tecnológico, innovación, asesoría y vinculación social en el territorio Barloventeño, mediante la articulación de la Misión Sucre y a través de alianzas con otras instituciones de educación universitaria y otras de la administración pública y privada.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**137.620.717**
INGRESOS CORRIENTES ORDINARIOS	137.620.717
TRANSFERENCIAS CORRIENTES	137.620.717
Transferencias corrientes del sector público	137.620.717
Transferencias corrientes internas recibidas del sector público	137.620.717
De la República	137.620.717
TOTAL RECURSOS	**137.620.717**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**132.662.936**
GASTOS DE CONSUMO	121.477.379
Remuneraciones	89.961.798
Sueldos, salarios y otras retribuciones	36.812.175
Beneficios y complementos de sueldos y salarios	24.454.899
Aportes patronales	7.920.132
Prestaciones sociales y otras indemnizaciones	9.444.374
Asistencia socioeconómica	11.330.218
Compra de bienes y servicios	29.035.281
Bienes de consumo	17.712.085
Servicios no personales	11.323.196
Impuestos indirectos	2.480.300
TRANSFERENCIAS Y DONACIONES CORRIENTES	11.185.557
Al sector privado	10.153.399
Transferencias corrientes al sector privado	9.606.899
Directas a personas	9.606.899
Pensiones y otros beneficios asociados	756.728
Jubilaciones y otros beneficios asociados	7.278.171
Otras transferencias directas a personas	1.572.000
Donaciones corrientes al sector privado	546.500
Donaciones a personas	546.500
Al sector público	1.032.158
Transferencias corrientes al sector público	1.032.158
A los entes descentralizados sin fines empresariales para sus gastos	1.032.158
GASTOS DE CAPITAL	**4.957.781**
INVERSIÓN REAL DIRECTA	4.957.781
Formación bruta de capital fijo	4.957.781
Maquinaria, equipos y otros bienes muebles	4.957.781
TOTAL EGRESOS	**137.620.717**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
130045	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	5.000					11.973.175				11.973.175
130057	Intercambio y gestión del conocimiento con la sociedad	persona	880					2.775.863				2.775.863
130060	Investigación, Innovación y Gestión del Conocimiento	investigación	160					1.612.649				1.612.649
130135	Formación en post grado o estudios avanzados	matrícula	794					965.120				965.120
130140	Sistema de Recursos para la formación e iintercambio académico	usuario	7.000	4.000	3.000			5.062.650				5.062.650
130142	Formación de estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	4.000					48.977.357				48.977.357
130161	Formación de estudiantes en carreras	matrícula	100					26.186				26.186
130164	Territorialización y Municipalización de la Educación Universitaria	plan	3					777.282				777.282
130175	Desarrollo y mantenimiento de la infraestructura	metro cuadrado	5.000					22.626.356				22.626.356
TOTAL								94.796.638				94.796.638

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos - Ingresos - Ingresos Propios	Recursos - Ingresos - Transferencias y Donaciones - De la República - Proyectos por Endeudamiento	Recursos - Ingresos - Transferencias y Donaciones - De la República - Otras	Recursos - Ingresos - Transferencias y Donaciones - De los Entes Descentralizados	Recursos - Ingresos - Transferencias y Donaciones - Otras	Recursos - Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			23.704.992				23.704.992
02	Gestión Administrativa			11.084.188				11.084.188
03	Previsión y Protección Social			8.034.899				8.034.899
	TOTAL			**42.824.079**				**42.824.079**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**97**	**112**		**209**	**20.935.400**		**20.935.400**
Directivo		3		3	470.160		470.160
Profesional y Técnico	23	10		33	3.010.185		3.010.185
Personal Administrativo	9	2		11	549.945		549.945
Personal Docente	46	49		95	12.740.750		12.740.750
Obrero	19	48		67	4.164.360		4.164.360
Personal Contratado	**101**	**99**		**200**	**13.461.775**		**13.461.775**
Profesional y Técnico	32	6		38	3.331.895		3.331.895
Personal Administrativo	3	3		6	369.600		369.600
Personal Docente	47	57		104	6.718.820		6.718.820
Obrero	19	33		52	3.041.460		3.041.460
TOTAL	**198**	**211**		**409**	**34.397.175**		**34.397.175**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**27**	**16**	**43**	**7.278.171**
Empleados	15	1	16	2.328.290
Docentes	8	14	22	4.197.404
Obreros	4	1	5	752.477
Pensionados	**5**	**2**	**7**	**756.728**
Empleados	2		2	240.968
Docentes	3	2	5	515.760
TOTAL	**32**	**18**	**50**	**8.034.899**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	89.961.798
4.02	Materiales, suministros y mercancías	17.712.085
4.03	Servicios no personales	13.803.496
4.04	Activos reales	4.957.781
4.07	Transferencias y donaciones	11.185.557
	TOTAL	137.620.717

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**137.620.717**
INGRESOS CORRIENTES ORDINARIOS	137.620.717
TRANSFERENCIAS CORRIENTES	137.620.717
Transferencias corrientes del sector público	137.620.717
Transferencias corrientes internas recibidas del sector público	137.620.717
De la República	137.620.717
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	137.620.717
- Ingresos Ordinarios	137.620.717
1.2 GASTOS CORRIENTES	**132.662.936**
GASTOS DE CONSUMO	121.477.379
Remuneraciones	89.961.798
Sueldos, salarios y otras retribuciones	36.812.175
Beneficios y complementos de sueldos y salarios	24.454.899
Aportes patronales	7.920.132
Prestaciones sociales y otras indemnizaciones	9.444.374
Asistencia socioeconómica	11.330.218
Compra de bienes y servicios	29.035.281
Bienes de consumo	17.712.085
Servicios no personales	11.323.196
Impuestos indirectos	2.480.300
TRANSFERENCIAS Y DONACIONES CORRIENTES	11.185.557
Al sector privado	10.153.399
Transferencias corrientes al sector privado	9.606.899
Directas a personas	9.606.899
Pensiones y otros beneficios asociados	756.728
Jubilaciones y otros beneficios asociados	7.278.171
Otras transferencias directas a personas	1.572.000
Donaciones corrientes al sector privado	546.500
Donaciones a personas	546.500
Al sector público	1.032.158
Transferencias corrientes al sector público	1.032.158
A los entes descentralizados sin fines empresariales para sus gastos	1.032.158
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**4.957.781**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**4.957.781**
RECURSOS PROPIOS DE CAPITAL	4.957.781
Ahorro en cuenta corriente	4.957.781
2.2 GASTOS DE CAPITAL	**4.957.781**
INVERSIÓN REAL DIRECTA	4.957.781
Formación bruta de capital fijo	4.957.781
Maquinaria, equipos y otros bienes muebles	4.957.781
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A1367

Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco

UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO LARA ANDRÉS ELOY BLANCO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco, tiene como misión ser una universidad de excelencia en la generación de conocimientos producto de la gestión/actividad de investigación y de extensión, en estrecha correspondencia con la sociedad del conocimiento y la cultura de la ciencia que existe en el siglo XXI, destina los recursos presupuestarios hacia el fortalecimiento institucional en el mercado ocupacional, dando cumplimiento a las diferentes normativas legales en la formación de profesional a corto/mediano plazo, con un nivel de conciencia que le permita asumir sus responsabilidades en una sociedad de iguales.

La visión de la Universidad busca consolidar la ampliación de la plataforma tecnológica comunicacional, creando las bases para la incorporación a futuro de la Educación a Distancia. Donde la creación y funcionamiento de la Misión Alma Mater, exige a las instituciones de Educación Universitaria, un reajuste académico administrativo, con la finalidad de proporcionar la base necesaria de una Educación Socialista. La Suprema felicidad social orienta las acciones a una transformación de la realidad educativa tales como: adecuar el sistema educativo al modelo productivo socialista, fortalecer e incentivar la investigación en el proceso educativo, desarrollar la educación intercultural bilingüe, garantizar el acceso al conocimiento para universalizar la educación universitaria con pertinencia social.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**457.451.482**
INGRESOS CORRIENTES ORDINARIOS	457.451.482
TRANSFERENCIAS CORRIENTES	457.451.482
Transferencias corrientes del sector público	457.451.482
Transferencias corrientes internas recibidas del sector público	457.451.482
De la República	457.451.482
FUENTES FINANCIERAS	**350.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	350.000
Disminución de otros activos financieros	350.000
Disminución de disponibilidades	350.000
Disminución de bancos	350.000
TOTAL RECURSOS	**457.801.482**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**445.673.913**
GASTOS DE CONSUMO	398.655.182
Remuneraciones	285.649.078
Sueldos, salarios y otras retribuciones	77.172.558
Beneficios y complementos de sueldos y salarios	50.425.383
Aportes patronales	11.791.305
Prestaciones sociales y otras indemnizaciones	92.498.422
Asistencia socioeconómica	53.761.410
Compra de bienes y servicios	99.656.475
Bienes de consumo	58.373.867
Servicios no personales	41.282.608
Impuestos indirectos	13.349.629
GASTOS DE LA PROPIEDAD	154.858
Derechos sobre bienes intangibles	154.858
TRANSFERENCIAS Y DONACIONES CORRIENTES	46.863.873
Al sector privado	43.433.007
Transferencias corrientes al sector privado	43.283.007
Directas a personas	43.283.007
Pensiones y otros beneficios asociados	1.253.981
Jubilaciones y otros beneficios asociados	36.629.800
Otras transferencias directas a personas	5.399.226
Donaciones corrientes al sector privado	150.000
Donaciones a personas	150.000
Al sector público	3.430.866
Transferencias corrientes al sector público	3.430.866
A los entes descentralizados sin fines empresariales para sus gastos	3.430.866
GASTOS DE CAPITAL	**11.777.569**
INVERSIÓN REAL DIRECTA	11.777.569
Formación bruta de capital fijo	11.777.569
Maquinaria, equipos y otros bienes muebles	11.777.569

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**350.000**
DISMINUCIÓN DE PASIVOS	350.000
Disminución de cuentas y efectos por pagar	350.000
Disminución de cuentas y efectos por pagar a corto plazo	350.000
Disminución de aportes patronales y retenciones laborales por pagar	350.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	350.000
TOTAL EGRESOS	**457.801.482**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129709	Formación de Estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	532					164.626.263				164.626.263
129744	Formación de Estudiantes en Carreras	matricula	114					28.260.185				28.260.185
129748	Formación en Postgrado o Estudios Avanzados	matricula	70					5.702.788				5.702.788
129809	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	22.590					67.162.593				67.162.593
129871	Intercambio y Gestión del Conocimiento con la Sociedad	persona	384					9.401.536				9.401.536
129881	Investigación, Innovación y Gestión del Conocimiento	investigación	15					852.063				852.063
129891	Desarrollo y mantenimiento de la infraestructura	metro cuadrado	79.618					44.538.664				44.538.664
129898	Sistemas de Recursos para la Formación e Intercambio Académico	usuario	51.930	29.965	21.965			18.711.542				18.711.542
129904	Territorialización y Municipalización de la Educación Universitaria	plan	493					1.657.522				1.657.522
TOTAL								**340.913.156**				**340.913.156**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			52.815.172				52.815.172
02	Gestión Administrativa			25.839.373			350.000	26.189.373
03	Previsión y Protección Social			37.883.781				37.883.781
	TOTAL			116.538.326			350.000	116.888.326

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**240**	**183**		**423**	**31.575.072**		**31.575.072**
Alto Nivel y de Dirección	1			1	130.324		130.324
Directivo	1	1		2	70.867		70.867
Profesional y Técnico	21	8		29	2.314.107		2.314.107
Personal Administrativo	17	4		21	1.130.234		1.130.234
Personal Docente	158	109		267	23.096.440		23.096.440
Obrero	42	61		103	4.833.100		4.833.100
Personal Fijo a Tiempo Parcial	**8**	**20**		**28**	**966.464**		**966.464**
Personal Docente	8	20		28	966.464		966.464
Personal Contratado	**392**	**238**		**630**	**43.481.262**		**43.481.262**
Profesional y Técnico	171	91		262	18.206.224		18.206.224
Personal Administrativo	24	10		34	2.109.810		2.109.810
Personal Docente	184	128		312	22.179.012		22.179.012
Obrero	13	9		22	986.216		986.216
TOTAL	**640**	**441**		**1.081**	**76.022.798**		**76.022.798**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**190**	**176**	**366**	**36.629.800**
Empleados	67	26	93	9.904.888
Docentes	103	118	221	18.791.436
Obreros	20	32	52	7.933.476
Pensionados	**20**	**11**	**31**	**1.253.981**
Empleados	4	1	5	568.222
Docentes	13	10	23	636.035
Obreros	3		3	49.724
TOTAL	**210**	**187**	**397**	**37.883.781**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	285.649.078
4.02	Materiales, suministros y mercancías	58.373.867
4.03	Servicios no personales	54.787.095
4.04	Activos reales	11.777.569
4.07	Transferencias y donaciones	46.863.873
4.11	Disminución de pasivos	350.000
	TOTAL	457.801.482

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	457.451.482
INGRESOS CORRIENTES ORDINARIOS	457.451.482
TRANSFERENCIAS CORRIENTES	457.451.482
Transferencias corrientes del sector público	457.451.482
Transferencias corrientes internas recibidas del sector público	457.451.482
De la República	457.451.482
Ministerio del Poder Popular para la Educación Universitaria, Ciencia y Tecnología	457.451.482
-Ingresos Ordinarios	457.451.482
1.2 GASTOS CORRIENTES	445.673.913
GASTOS DE CONSUMO	398.655.182
Remuneraciones	285.649.078
Sueldos, salarios y otras retribuciones	77.172.558
Beneficios y complementos de sueldos y salarios	50.425.383
Aportes patronales	11.791.305
Prestaciones sociales y otras indemnizaciones	92.498.422
Asistencia socioeconómica	53.761.410
Compra de bienes y servicios	99.656.475
Bienes de consumo	58.373.867
Servicios no personales	41.282.608
Impuestos indirectos	13.349.629
GASTOS DE LA PROPIEDAD	154.858
Derechos sobre bienes intangibles	154.858
TRANSFERENCIAS Y DONACIONES CORRIENTES	46.863.873
Al sector privado	43.433.007
Transferencias corrientes al sector privado	43.283.007
Directas a personas	43.283.007
Pensiones y otros beneficios asociados	1.253.981
Jubilaciones y otros beneficios asociados	36.629.800
Otras transferencias directas a personas	5.399.226
Donaciones corrientes al sector privado	150.000
Donaciones a personas	150.000
Al sector público	3.430.866
Transferencias corrientes al sector público	3.430.866
A los entes descentralizados sin fines empresariales para sus gastos	3.430.866

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**11.777.569**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**11.777.569**
RECURSOS PROPIOS DE CAPITAL	11.777.569
Ahorro en cuenta corriente	11.777.569
2.2 GASTOS DE CAPITAL	**11.777.569**
INVERSIÓN REAL DIRECTA	11.777.569
Formación bruta de capital fijo	11.777.569
Maquinaria, equipos y otros bienes muebles	11.777.569
2.3 RESULTADO FINANCIERO : EQUILIBRIO	
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**350.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	350.000
Disminución de otros activos financieros	350.000
Disminución de disponibilidades	350.000
Disminución de bancos	350.000
3.2 APLICACIONES FINANCIERAS	**350.000**
DISMINUCIÓN DE PASIVOS	350.000
Disminución de cuentas y efectos por pagar	350.000
Disminución de cuentas y efectos por pagar a corto plazo	350.000
Disminución de aportes patronales y retenciones laborales por pagar	350.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	350.000

A1368

Universidad Politécnica Territorial del Norte del Táchira Manuela Sáenz

UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL NORTE DEL TÁCHIRA MANUELA SÁENZ

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La misión de la Universidad, es ser una institución de carácter público que tiene como tarea fundamental formar integralmente a profesionales en las áreas de agroalimentación, industrial y ambiente, con énfasis en el trabajo creador, productivo y autónomo. A lo largo del período de preparación, los estudiantes serán formados, con gran sensibilidad humana, espíritu emprendedor, compromiso social, conciencia ecológica, con profundos valores éticos, patrióticos y democráticos. Estas cualidades permitirán a los profesionales guiar de la mejor manera sus vidas y la de sus semejantes, resolver los problemas científicos, técnicos, económicos y sociales propios del contexto además de contribuir a elevar la calidad de vida personal, familiar, comunitaria y ambiental.

Su visión es consolidarse como una institución de educación universitaria de excelencia académica, con la participación de la comunidad universitaria y actores sociales protagónica de una formación integral y liberadora de cada hombre y cada mujer, a la vez, propulsar de la transformación socio-cultural y política orientada por los principios del desarrollo endógeno- sustentable, equidad, justicia social, soberanía nacional, paz y bien común.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**58.290.401**
INGRESOS CORRIENTES ORDINARIOS	58.290.401
TRANSFERENCIAS CORRIENTES	58.290.401
Transferencias corrientes del sector público	58.290.401
Transferencias corrientes internas recibidas del sector público	58.290.401
De la República	58.290.401
FUENTES FINANCIERAS	**1.092.470**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.092.470
Disminución de otros activos financieros	1.092.470
Disminución de disponibilidades	1.092.470
Disminución de caja	1.092.470
TOTAL RECURSOS	**59.382.871**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	59.382.871
GASTOS DE CONSUMO	53.187.425
Remuneraciones	38.528.041
Sueldos, salarios y otras retribuciones	10.628.359
Beneficios y complementos de sueldos y salarios	12.141.929
Aportes patronales	2.492.733
Prestaciones sociales y otras indemnizaciones	1.986.597
Asistencia socioeconómica	11.249.415
Otros gastos de personal	29.008
Compra de bienes y servicios	13.088.737
Bienes de consumo	4.590.988
Servicios no personales	8.497.749
Impuestos indirectos	1.570.647
TRANSFERENCIAS Y DONACIONES CORRIENTES	6.195.446
Al sector privado	5.758.268
Transferencias corrientes al sector privado	5.171.000
Directas a personas	3.825.000
Otras transferencias directas a personas	3.825.000
A instituciones sin fines de lucro	1.346.000
Donaciones corrientes al sector privado	587.268
Donaciones a personas	587.268
Al sector público	437.178
Transferencias corrientes al sector público	437.178
A los entes descentralizados sin fines empresariales para sus gastos	437.178
TOTAL EGRESOS	**59.382.871**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género: Fem.	Meta: Género: Masc.	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
129781	Formación de estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	2.000					18.793.825				18.793.825
129921	Formación de estudiantes en carreras	matrícula	270					3.098.778				3.098.778
129942	Formación en post grado o estudios avanzados	matrícula	80					142.838				142.838
129949	Investigación, innovación y gestión del conocimiento	investigación	100					141.385				141.385
129976	Sistema de recursos para la formación e intercambio académico	usuario	1.700	1.040	660			763.280				763.280
130025	Intercambio y Gestión del Conocimiento con la Sociedad	persona	1.700					273.660				273.660
130039	Desarrollo y mantenimiento de la infraestructura	metro cuadrado	2.000					6.677.290				6.677.290
130050	Territorialización y Municipalización de la Educación Universitaria	plan	50					119.024				119.024
130089	Sistema de Apoyo al Desarrollo Estudiantil	estudiante	2.000					10.084.966				10.084.966
TOTAL								40.095.046				40.095.046

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			14.495.244				14.495.244
02	Gestión Administrativa			3.700.111			1 092.470	4.792.581
	TOTAL			18.195.355			1.092.470	19.287.826

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	22	41		63	3.679.974		3.679.974
Personal Docente	13	25		38	2.810.055		2.810.055
Obrero	9	16		25	869.919		869.919
Personal Contratado	51	61		112	6.045.174		6.045.174
Directivo	1			1	369.536		369.536
Personal Administrativo	32	18		50	2.803.217		2.803.217
Personal Docente	18	43		61	2.872.421		2.872.421
TOTAL	73	102		175	9.725.148		9.725.148

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	38.528.041
4.02	Materiales, suministros y mercancías	4.590.988
4.03	Servicios no personales	10.068.396
4.07	Transferencias y donaciones	6.195.446
	TOTAL	59.382.871

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**58.290.401**
INGRESOS CORRIENTES ORDINARIOS	58.290.401
TRANSFERENCIAS CORRIENTES	58.290.401
Transferencias corrientes del sector público	58.290.401
Transferencias corrientes internas recibidas del sector público	58.290.401
De la República	58.290.401
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnologia	58.290.401
-Ingresos Ordinarios	58.290.401
1.2 GASTOS CORRIENTES	**59.382.871**
GASTOS DE CONSUMO	53.187.425
Remuneraciones	38.528.041
Sueldos, salarios y otras retribuciones	10.628.359
Beneficios y complementos de sueldos y salarios	12.141.929
Aportes patronales	2.492.733
Prestaciones sociales y otras indemnizaciones	1.986.597
Asistencia socioeconómica	11.249.415
Otros gastos de personal	29.008
Compra de bienes y servicios	13.088.737
Bienes de consumo	4.590.988
Servicios no personales	8.497.749
Impuestos indirectos	1.570.647
TRANSFERENCIAS Y DONACIONES CORRIENTES	6.195.446
Al sector privado	5.758.268
Transferencias corrientes al sector privado	5.171.000
Directas a personas	3.825.000
Otras transferencias directas a personas	3.825.000
A instituciones sin fines de lucro	1.346.000
Donaciones corrientes al sector privado	587.268
Donaciones a personas	587.268
Al sector público	437.178
Transferencias corrientes al sector público	437.178
A los entes descentralizados sin fines empresariales para sus gastos	437.178
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.092.470)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.092.470)**
RECURSOS PROPIOS DE CAPITAL	(1.092.470)
Desahorro en cuenta corriente	(1.092.470)
2.2 GASTOS DE CAPITAL	
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(1.092.470)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**1.092.470**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.092.470
Disminución de otros activos financieros	1.092.470
Disminución de disponibilidades	1.092.470
Disminución de caja	1.092.470
3.2 APLICACIONES FINANCIERAS	**1.092.470**
DÉFICIT FINANCIERO	1.092.470

A1369

Universidad Politécnica Territorial del Estado Aragua Federico Brito Figueroa

UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO ARAGUA FEDERICO BRITO FIGUEROA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Universidad Politécnica Territorial del Estado Aragua "Federico Brito Figueroa" se crea mediante el Decreto N° 7.566 en la Gaceta Oficial de la República Bolivariana de Venezuela N° 5.987 Extraordinario, en el marco de la Misión Alma Mater, como Universidad Nacional Experimental, con personalidad jurídica y patrimonio propio, con sede inicial en la ciudad de La Victoria.

La universidad desarrollará proyectos, y programas académicos de formación, creación intelectual, desarrollo tecnológico, innovación, asesoría y vinculación social en todo el Estado Aragua, mediante la articulación con la Misión Sucre, a través de alianzas con otras instituciones de educación universitaria.

Tiene como misión, contribuir a la formación de un profesional de carácter humanista, en las diferentes áreas del conocimiento, atendiendo la vocación, centrado en principios y valores universales, con sensibilidad social, ambiental, ecológica e identidad regional, nacional, latinoamericana y caribeña, en función del desarrollo endógeno para la transformación y el mejoramiento de la calidad de vida de los ciudadanos y ciudadanas.

La Universidad Politécnica, Territorial del Estado Aragua "Federico Brito Figueroa" garantizará la continuidad, permanencia, prosecución de los estudiantes del Instituto Universitario de Tecnología de La Victoria, que actualmente están cursando estudios de Técnico Superior Universitario, así como la transferencia de personal y garantía de los derechos laborales, continuidad de los procesos de concursos para el personal docente.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**363.201.534**
INGRESOS CORRIENTES ORDINARIOS	363.201.534
TRANSFERENCIAS CORRIENTES	363.201.534
Transferencias corrientes del sector público	363.201.534
Transferencias corrientes internas recibidas del sector público	363.201.534
De la República	363.201.534
FUENTES FINANCIERAS	**7.850.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	7.850.000
Disminución de otros activos financieros	7.850.000
Disminución de otros activos financieros circulantes	7.850.000
TOTAL RECURSOS	**371.051.534**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**340.567.079**
GASTOS DE CONSUMO	290.401.920
Remuneraciones	147.593.065
Sueldos, salarios y otras retribuciones	39.097.106
Beneficios y complementos de sueldos y salarios	63.800.831
Aportes patronales	9.371.937
Prestaciones sociales y otras indemnizaciones	13.904.877
Asistencia socioeconómica	21.418.314
Compra de bienes y servicios	70.057.515
Bienes de consumo	27.131.394
Servicios no personales	42.926.121
Impuestos indirectos	72.751.340
TRANSFERENCIAS Y DONACIONES CORRIENTES	50.165.159
Al sector privado	47.574.255
Transferencias corrientes al sector privado	46.574.255
Directas a personas	46.574.255
Pensiones y otros beneficios asociados	5.215.685
Jubilaciones y otros beneficios asociados	30.938.070
Otras transferencias directas a personas	10.420.500
Donaciones corrientes al sector privado	1.000.000
Donaciones a personas	1.000.000
Al sector público	2.590.904
Donaciones corrientes al sector público	2.590.904
A los entes descentralizados sin fines empresariales	2.590.904
GASTOS DE CAPITAL	**13.243.054**
INVERSIÓN REAL DIRECTA	13.243.054
Formación bruta de capital fijo	13.243.054
Maquinaria, equipos y otros bienes muebles	13.243.054

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**17.241.401**
DISMINUCIÓN DE PASIVOS	17.241.401
Disminución de cuentas y efectos por pagar	7.850.000
Disminución de cuentas y efectos por pagar a corto plazo	7.850.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.500.000
Disminución de aportes patronales y retenciones laborales por pagar	5.750.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	1.875.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme)	300.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	150.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	400.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	460.000
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	50.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	199.100
Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	36.000
Disminución de otros aportes patronales por pagar	800.000
Disminución de otras retenciones laborales por pagar	1.479.900
Disminución cuentas por pagar a proveedores a corto plazo	600.000
Disminución de otros pasivos	9.391.401
Disminución de otros pasivos a corto plazo	9.391.401
TOTAL EGRESOS	**371.051.534**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
129644	Formación de estudiantes en los Programas Nacionales de Formación (PNF)	matrícula	24.473					78.348.376				78.348.376
129670	Formación en post grado o estudios avanzados	matrícula	131					734.001				734.001
129683	Formación de estudiantes en carreras	matrícula	757					3.574.117				3.574.117
129685	Investigación, innovación y gestión del conocimiento	investigación	12					15.347.715				15.347.715
129712	Sistema de recursos para la formación e intercambio académico	usuario	25.361	10.450	14.911			22.367.228				22.367.228
129764	Intercambio y gestión del conocimiento con la sociedad	persona	2.500					3.758.686				3.758.686
129767	Sistemas de Apoyo al Desarrollo Estudiantil	estudiante	15.175					45.807.640				45.807.640
129814	Territorialización y Municipalización de la Educación Universitaria	plan	1					318.837				318.837
129878	Desarrollo y mantenimiento de la infraestructura	metro cuadrado	29.876					57.758.852				57.758.852
TOTAL								228.015.452				228.015.452

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			34.224.478				34.224.478
02	Gestión Administrativa			64.648.412			7.850.000	72.498.412
03	Previsión y Protección Social			36.313.192				36.313.192
	TOTAL			135.186.082			7.850.000	143.036.082

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**205**	**182**		**387**	**24.458.758**		**24.458.758**
Alto Nivel y de Dirección	1			1	110.436		110.436
Profesional y Técnico	29	10		39	2.528.368		2.528.368
Personal Administrativo	32	9		41	1.976.524		1.976.524
Personal Docente	85	99		184	14.796.423		14.796.423
Obrero	58	64		122	5.047.007		5.047.007
Personal Fijo a Tiempo Parcial	**20**	**23**		**43**	**1.301.497**		**1.301.497**
Profesional y Técnico	2	1		3	206.912		206.912
Personal Administrativo	1	7		8	48.092		48.092
Personal Docente	17	15		32	1.046.493		1.046.493
Personal Contratado	**152**	**134**		**286**	**13.336.851**		**13.336.851**
Personal Administrativo	41	18		59	3.174.072		3.174.072
Personal Docente	90	89		179	8.205.684		8.205.684
Obrero	21	27		48	1.957.095		1.957.095
TOTAL	377	339		716	39.097.106		39.097.106

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**81**	**103**	**184**	**30.938.070**
Empleados	47	13	60	9.888.949
Docentes	17	76	93	16.680.296
Obreros	17	14	31	4.368.825
Pensionados	**25**	**14**	**39**	**5.215.685**
Empleados	5	5	10	1.267.056
Docentes	10	6	16	2.440.744
Obreros	10	3	13	1.507.885
TOTAL	106	117	223	36.153.755

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	147.593.065
4.02	Materiales, suministros y mercancías	27.131.394
4.03	Servicios no personales	115.677.461
4.04	Activos reales	13.243.054
4.07	Transferencias y donaciones	50.165.159
4.11	Disminución de pasivos	17.241.401
	TOTAL	371.051.534

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**363.201.534**
INGRESOS CORRIENTES ORDINARIOS	363.201.534
TRANSFERENCIAS CORRIENTES	363.201.534
Transferencias corrientes del sector público	363.201.534
Transferencias corrientes internas recibidas del sector público	363.201.534
De la República	363.201.534
Ministerio del Poder Popular para Educación Universitaria, Ciencia y Tecnología	363.201.534
Ingresos Ordinarios	363.201.534
1.2 GASTOS CORRIENTES	**340.567.079**
GASTOS DE CONSUMO	290.401.920
Remuneraciones	147.593.065
Sueldos, salarios y otras retribuciones	39.097.106
Beneficios y complementos de sueldos y salarios	63.800.831
Aportes patronales	9.371.937
Prestaciones sociales y otras indemnizaciones	13.904.877
Asistencia socioeconómica	21.418.314
Compra de bienes y servicios	70.057.515
Bienes de consumo	27.131.394
Servicios no personales	42.926.121
Impuestos indirectos	72.751.340
TRANSFERENCIAS Y DONACIONES CORRIENTES	50.165.159
Al sector privado	47.574.255
Transferencias corrientes al sector privado	46.574.255
Directas a personas	46.574.255
Pensiones y otros beneficios asociados	5.215.685
Jubilaciones y otros beneficios asociados	30.938.070
Otras transferencias directas a personas	10.420.500
Donaciones corrientes al sector privado	1.000.000
Donaciones a personas	1.000.000
Al sector público	2.590.904
Donaciones corrientes al sector público	2.590.904
A los entes descentralizados sin fines empresariales	2.590.904
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**22.634.455**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**22.634.455**
RECURSOS PROPIOS DE CAPITAL	22.634.455
Ahorro en cuenta corriente	22.634.455
2.2 GASTOS DE CAPITAL	**13.243.054**
INVERSIÓN REAL DIRECTA	13.243.054
Formación bruta de capital fijo	13.243.054
Maquinaria, equipos y otros bienes muebles	13.243.054
2.3 RESULTADO FINANCIERO : SUPERAVIT	**9.391.401**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**17.241.401**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	7.850.000
Disminución de otros activos financieros	7.850.000
Disminución de otros activos financieros circulantes	7.850.000
SUPERÁVIT FINANCIERO	9.391.401
3.2 APLICACIONES FINANCIERAS	**17.241.401**
DISMINUCIÓN DE PASIVOS	17.241.401
Disminución de cuentas y efectos por pagar	7.850.000
Disminución de cuentas y efectos por pagar a corto plazo	7.850.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.500.000
Disminución de aportes patronales y retenciones laborales por pagar	5.750.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	1.875.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme)	300.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	150.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	400.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	460.000
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	50.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	199.100
Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	36.000
Disminución de otros aportes patronales por pagar	800.000
Disminución de otras retenciones laborales por pagar	1.479.900
Disminución cuentas por pagar a proveedores a corto plazo	600.000
Disminución de otros pasivos	9.391.401
Disminución de otros pasivos a corto plazo	9.391.401

74
Ministerio del Poder Popular para la Juventud y el Deporte

Ministerio del Poder Popular para la Juventud y el Deporte

A0049 Instituto Nacional de Deportes (IND)

A0479 Fundación para la Atención Integral a los Atletas de Alto Rendimiento en Situación de Retiro y Ex-Atletas Jóvenes, Adultos (as) y Adultos (as) Mayores (FUNDAEXAR)

A0663 Instituto Nacional de Hipódromos (INH)

A0906 Servicio Autónomo Superintendencia Nacional de Actividades Hípicas (SUNAHIP)

A0938 Instituto Nacional del Poder Popular de la Juventud

A0049

Instituto Nacional de Deportes (IND)

INSTITUTO NACIONAL DE DEPORTES (IND)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Nacional de Deportes fue creado por Decreto Ley N° 164, emitida por la Junta Militar de Gobierno, el 22 de Junio de 1949 y publicado en Gaceta Oficial de los Estados Unidos de Venezuela N° 22.955, quedando finalmente adscrito al Ministerio del Poder Popular para el Deporte, bajo el Decreto N° 5.022 de fecha 27 de noviembre del 2006.

En fecha 03 de septiembre de 2014, se publica en Gaceta Oficial de la República Bolivariana de Venezuela N°40.489, el decreto de la Presidencia de la República N° 1.228, mediante el cual se ordena la supresión de los Ministerios del Poder Popular para la Juventud y el Ministerios del Poder Popular para el Deporte; y se crea el Ministerio del Poder Popular para la Juventud y el Deporte, otorgándosele competencia en el ámbito de las políticas públicas del Ejecutivo Nacional en materia de Juventud y Deporte.

El referido ente, ejecuta la política deportiva nacional orientada hacia siete (7) proyectos: "Atención Médico - Científica para la Alta Competencia y la Actividad Física", "Desarrollo del Subsistema Deportivo Estudiantil", "Mantenimiento y Rehabilitación de la Infraestructura Deportiva a nivel Nacional", "Deporte, Actividad Física y Recreación en los Subsistemas Comunal, Laboral, Indígena, Militar y Penitenciario", "Atención Integral a las y los Atletas de Alto Rendimiento", "Potenciación del Deporte de Alto Rendimiento" y "Capacitación del Talento Humano en áreas vinculadas la Actividad Física, Educación Física, Deporte y Recreación".

MISIÓN

Apoyar la gestión del Ministerio del Poder Popular para la Juventud y el Deporte, articulando acciones dirigidas a promover la práctica de la educación física, el deporte y la recreación, como medios eficaces para desarrollar una cultura física integral de los ciudadanos y ciudadanas; con la finalidad de contribuir al mejoramiento de su calidad de vida y elevar el nivel competitivo de los y las atletas en escenarios nacionales e internacionales.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**2.614.898.582**
INGRESOS CORRIENTES ORDINARIOS	2.614.898.582
TRANSFERENCIAS CORRIENTES	2.614.898.582
Transferencias corrientes del sector público	2.614.898.582
Transferencias corrientes internas recibidas del sector público	2.614.898.582
De la República	2.614.898.582
INGRESOS DE CAPITAL	**4.800.000**
RECURSOS PROPIOS DE CAPITAL	4.800.000
Incremento de la depreciación y amortización acumuladas	4.800.000
FUENTES FINANCIERAS	**23.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	23.000.000
Disminución de otros activos financieros	23.000.000
Disminución de disponibilidades	23.000.000
Disminución de bancos	23.000.000
TOTAL RECURSOS	**2.642.698.582**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	2.601.343.750
GASTOS DE CONSUMO	1.623.038.051
Remuneraciones	1.125.507.687
Sueldos, salarios y otras retribuciones	401.020.496
Beneficios y complementos de sueldos y salarios	267.572.011
Aportes patronales	104.033.978
Prestaciones sociales y otras indemnizaciones	113.170.057
Asistencia socioeconómica	237.695.688
Otros gastos de personal	2.015.457
Compra de bienes y servicios	423.956.501
Bienes de consumo	78.888.222
Servicios no personales	345.068.279
Impuestos indirectos	68.773.863
Depreciación y amortización	4.800.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	978.305.699
Al sector privado	868.703.871
Transferencias corrientes al sector privado	855.570.369
Directas a personas	797.101.344
Pensiones y otros beneficios asociados	80.083.038
Jubilaciones y otros beneficios asociados	667.557.287
Otras transferencias directas a personas	49.461.019
A instituciones sin fines de lucro	58.469.025
Donaciones corrientes al sector privado	13.133.502
Donaciones a personas	13.069.502
Donaciones a instituciones sin fines de lucro	64.000
Al sector público	108.938.435
Transferencias corrientes al sector público	108.938.435
A los entes descentralizados sin fines empresariales para sus gastos	8.764.000
A instituciones de protección social para atender beneficios de la seguridad social	1.461.405
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	98.713.030
Al sector externo	663.393
Transferencias corrientes al exterior	563.397
A organismos internacionales	563.397
Donaciones corrientes al exterior	99.996
A organismos a instituciones sin fines de lucro	99.996

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS DE CAPITAL	**18.354.832**
INVERSIÓN REAL DIRECTA	18.254.836
Formación bruta de capital fijo	18.254.836
Maquinaria, equipos y otros bienes muebles	14.254.840
Construcciones de bienes de dominio privado	3.999.996
TRANSFERENCIAS Y DONACIONES DE CAPITAL	99.996
Al sector público	99.996
Donaciones de capital al sector público	99.996
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	99.996
APLICACIONES FINANCIERAS	**23.000.000**
DISMINUCIÓN DE PASIVOS	23.000.000
Disminución de cuentas y efectos por pagar	23.000.000
Disminución de cuentas y efectos por pagar a corto plazo	17.600.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	2.000.000
Disminución cuentas por pagar a proveedores a corto plazo	7.100.000
Disminución cuentas por pagar a contratistas a corto plazo	8.500.000
Disminución de otras cuentas y efectos por pagar	5.400.000
Disminución de otras cuentas por pagar a corto plazo	5.400.000
TOTAL EGRESOS	**2.642.698.582**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
128630	Atención Médico Científica para la Alta Competencia y la Actividad Física.	persona	2.850					183.818.459				183.818.459
128640	Desarrollo del Subsistema Deportivo Estudiantil	estudiante	2.363.574					220.241.432				220.241.432
128644	Mantenimiento y Rehabilitación de la Infraestructura Deportiva a Nivel Nacional	mantenimiento	30					392.749.047				392.749.047
128700	Deporte, Actividad Física y Recreación en los Subsistemas Comunal, Laboral, Indígena, Militar y Penitenciario.	persona	3.278.230					109.481.954				109.481.954
128717	Atención integral a las y los atletas de alto rendimiento	atleta	1.774					162.768.742				162.768.742
128731	Potenciación del Deporte de Alto Rendimiento	atleta	3.112					302.983.060				302.983.060
128733	Capacitación del Talento Humano en áreas vinculadas con la Actividad Física, Educación Física, Deporte y Recreación.	persona	6.615					94.812.541				94.812.541
	TOTAL							**1.466.855.235**				**1.466.855.235**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos - Ingresos - Ingresos Propios	Transferencias y Donaciones - De la República - Proyectos por Endeudamiento	Transferencias y Donaciones - De la República - Otras	Transferencias y Donaciones - De los Entes Descentralizados	Transferencias y Donaciones - Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			163.046.071				163.046.071
02	Gestión Administrativa	4.800.000		237.356.951			23.000.000	265.156.951
03	Previsión y Protección Social			747.640.325				747.640.325
	TOTAL	4.800.000		1.148.043.347			23.000.000	1.175.843.347

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**320**	**401**	**309**	**1.030**	**100.295.745**	**33.468.278**	**133.764.023**
Alto Nivel y de Dirección	17	19	36	72	6.412.331		6.412.331
Profesional y Técnico	119	89	154	362	37.833.231	17.248.629	55.081.860
Personal Administrativo	64	17	85	166	14.942.712	4.420.645	19.363.357
Obrero	120	276	34	430	41.107.471	11.799.004	52.906.475
Personal Contratado	**174**	**147**		**321**	**29.948.598**		**29.948.598**
Profesional y Técnico	174	147		321	29.948.598		29.948.598
TOTAL	494	548	309	1.351	130.244.343	33.468.278	163.712.621

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**642**	**1.865**	**2.507**	**667.557.287**
Alto Nivel y de Dirección	9	41	50	13.954.966
Empleados	426	1.397	1.823	488.014.187
Obreros	207	427	634	165.588.134
Pensionados	**264**	**28**	**292**	**80.083.038**
Empleados	195	19	214	58.070.075
Obreros	69	9	78	22.012.963
TOTAL	906	1.893	2.799	747.640.325

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	1.125.507.687
4.02	Materiales, suministros y mercancias	78.888.222
4.03	Servicios no personales	413.842.142
4.04	Activos reales	18.254.836
4.07	Transferencias y donaciones	978.405.695
4.08	Otros gastos	4.800.000
4.11	Disminución de pasivos	23.000.000
	TOTAL	2.642.698.582

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.614.898.582**
INGRESOS CORRIENTES ORDINARIOS	2.614.898.582
TRANSFERENCIAS CORRIENTES	2.614.898.582
Transferencias corrientes del sector público	2.614.898.582
Transferencias corrientes internas recibidas del sector público	2.614.898.582
De la República	2.614.898.582
Ministerio del Poder Popular del Despacho de la Presidencia y Seguimiento de la Gestión de Gobierno (Recursos Ordinarios)	97.963.030
Ministerio del Poder Popular para la Juventud y el Deporte (Recursos Ordinarios)	2.516.935.552
1.2 GASTOS CORRIENTES	**2.601.343.750**
GASTOS DE CONSUMO	1.623.038.051
Remuneraciones	1.125.507.687
Sueldos, salarios y otras retribuciones	401.020.496
Beneficios y complementos de sueldos y salarios	267.572.011
Aportes patronales	104.033.978
Prestaciones sociales y otras indemnizaciones	113.170.057
Asistencia socioeconómica	237.695.688
Otros gastos de personal	2.015.457
Compra de bienes y servicios	423.956.501
Bienes de consumo	78.888.222
Servicios no personales	345.068.279
Impuestos indirectos	68.773.863
Depreciación y amortización	4.800.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	978.305.699
Al sector privado	868.703.871
Transferencias corrientes al sector privado	855.570.369
Directas a personas	797.101.344
Pensiones y otros beneficios asociados	80.083.038
Jubilaciones y otros beneficios asociados	667.557.287
Otras transferencias directas a personas	49.461.019
A instituciones sin fines de lucro	58.469.025
Donaciones corrientes al sector privado	13.133.502
Donaciones a personas	13.069.502
Donaciones a instituciones sin fines de lucro	64.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Al sector público	108.938.435
Transferencias corrientes al sector público	108.938.435
A los entes descentralizados sin fines empresariales para sus gastos	8.764.000
A instituciones de protección social para atender beneficios de la seguridad social	1.461.405
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	98.713.030
Al sector externo	663.393
Transferencias corrientes al exterior	563.397
A organismos internacionales	563.397
Donaciones corrientes al exterior	99.996
A organismos a instituciones sin fines de lucro	99.996
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**13.554.832**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**18.354.832**
RECURSOS PROPIOS DE CAPITAL	18.354.832
Ahorro en cuenta corriente	13.554.832
Incremento de la depreciación y amortización acumuladas	4.800.000
2.2 GASTOS DE CAPITAL	**18.354.832**
INVERSIÓN REAL DIRECTA	18.254.836
Formación bruta de capital fijo	18.254.836
Maquinaria, equipos y otros bienes muebles	14.254.840
Construcciones de bienes de dominio privado	3.999.996
TRANSFERENCIAS Y DONACIONES DE CAPITAL	99.996
Al sector público	99.996
Donaciones de capital al sector público	99.996
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	99.996
2.3 RESULTADO FINANCIERO : EQUILIBRIO	
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**23.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	23.000.000
Disminución de otros activos financieros	23.000.000
Disminución de disponibilidades	23.000.000
Disminución de bancos	23.000.000
3.2 APLICACIONES FINANCIERAS	**23.000.000**
DISMINUCIÓN DE PASIVOS	23.000.000
Disminución de cuentas y efectos por pagar	23.000.000
Disminución de cuentas y efectos por pagar a corto plazo	17.600.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	2.000.000
Disminución cuentas por pagar a proveedores a corto plazo	7.100.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Disminución cuentas por pagar a contratistas a corto plazo	8.500.000
Disminución de otras cuentas y efectos por pagar	5.400.000
Disminución de otras cuentas por pagar a corto plazo	5.400.000

A0479

Fundación para la Atención Integral a los Atletas de Alto Rendimiento en Situación de Retiro y Ex-Atletas Jóvenes, Adultos (as) y Adultos (as) Mayores (FUNDAEXAR)

FUNDACIÓN PARA LA ATENCIÓN INTEGRAL A LOS ATLETAS DE ALTO RENDIMIENTO EN SITUACIÓN DE RETIRO Y EX-ATLETAS JÓVENES, ADULTOS (AS) Y ADULTOS (AS) MAYORES (FUNDAEXAR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Como parte de la política del Gobierno Bolivariano en materia Deportiva Nacional, el 28 de enero del año 2003, nace Fundaexar, como una Fundación para la Atención Integral a las y los Ex–Atletas de Alto Rendimiento. Posteriormente, se modificó su forma y pasó a ser una institución de carácter público adscrita al Instituto Nacional de Deportes (IND), según Decreto N° 4741 publicado en Gaceta Oficial de la República Bolivariana de Venezuela N° 38.502 de fecha 17 de agosto de 2006, con el nombre de Fundación para la Atención Integral a los Atletas de Alto Rendimiento en Situación de Retiro y Ex–Atletas Jóvenes, Adultos (as) y Adultos (as) Mayores (Fundaexar). Luego, en el año 2009 se adscribe al Ministerio del Poder Popular para el Deporte, mediante Decreto N° 6.670 publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.163 de fecha 22 de abril de 2009.

En fecha 03 de septiembre de 2014, se publica en Gaceta Oficial de la República Bolivariana de Venezuela N°40.489, el decreto de la Presidencia de la República Nº 1.228, mediante el cual se ordena la supresión de los Ministerios del Poder Popular para la Juventud y el Ministerios del Poder Popular para el Deporte; y se crea el Ministerio del Poder Popular para la Juventud y el Deporte, otorgándosele competencia en el ámbito de las políticas públicas del Ejecutivo Nacional en materia de Juventud y Deporte.

La Fundación tiene como misión y visión en concordancia con el objetivo principal brindar atención integral a las y los atletas de alto rendimiento en situación de retiro y las y los ex –atletas jóvenes, adultos (as) y adultos (as) mayores en áreas educativas, psicológica, socio-económicas, de asesoría legal, deportiva y de recreación, a los fines de preservar sus derechos humanos y fundamentales consagrados en la carta magna.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**57.307.746**
INGRESOS CORRIENTES ORDINARIOS	57.307.746
TRANSFERENCIAS CORRIENTES	57.307.746
Transferencias corrientes del sector público	57.307.746
Transferencias corrientes internas recibidas del sector público	57.307.746
De la República	57.307.746
INGRESOS DE CAPITAL	**200.000**
RECURSOS PROPIOS DE CAPITAL	200.000
Incremento de la depreciación y amortización acumuladas	200.000
TOTAL RECURSOS	**57.507.746**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	56.507.746
GASTOS DE CONSUMO	12.496.200
Remuneraciones	7.052.176
Sueldos, salarios y otras retribuciones	3.311.200
Beneficios y complementos de sueldos y salarios	1.725.000
Aportes patronales	280.800
Prestaciones sociales y otras indemnizaciones	568.176
Asistencia socioeconómica	1.167.000
Compra de bienes y servicios	4.651.200
Bienes de consumo	2.830.200
Servicios no personales	1.821.000
Impuestos indirectos	592.824
Depreciación y amortización	200.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	44.011.546
Al sector privado	44.011.546
Transferencias corrientes al sector privado	41.250.000
Directas a personas	40.950.000
Otras transferencias directas a personas	40.950.000
A instituciones sin fines de lucro	300.000
Donaciones corrientes al sector privado	2.761.546
Donaciones a personas	2.761.546
GASTOS DE CAPITAL	1.000.000
INVERSIÓN REAL DIRECTA	1.000.000
Formación bruta de capital fijo	1.000.000
Maquinaria, equipos y otros bienes muebles	1.000.000
TOTAL EGRESOS	57.507.746

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Ingresos Propios	De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
128645	Atención Integral a las y los Atletas del Deporte Nacional en situación de retiro	atleta	1.210					50.475.122				50.475.122
TOTAL								**50.475.122**				**50.475.122**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			5.044.520				5.044.520
02	Gestión Administrativa	200.000		1.788.104				1.988.104
TOTAL		**200.000**		**6.832.624**				**7.032.624**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	2	4		6	2.258.400		2.258.400
Profesional y Técnico		4		4	1.806.720		1.806.720
Personal Administrativo	2			2	451.680		451.680
TOTAL	2	4		6	2.258.400		2.258.400

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	7.052.176
4.02	Materiales, suministros y mercancías	2.830.200
4.03	Servicios no personales	2.413.824
4.04	Activos reales	1.000.000
4.07	Transferencias y donaciones	44.011.546
4.08	Otros gastos	200.000
	TOTAL	57.507.746

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	57.307.746
INGRESOS CORRIENTES ORDINARIOS	57.307.746
TRANSFERENCIAS CORRIENTES	57.307.746
Transferencias corrientes del sector público	57.307.746
Transferencias corrientes internas recibidas del sector público	57.307.746
De la República	57.307.746
Ministerio del Poder Popular para la Juventud y el Deporte	57.307.746
Recursos Ordinarios	57.307.746
1.2 GASTOS CORRIENTES	56.507.746
GASTOS DE CONSUMO	12.496.200
Remuneraciones	7.052.176
Sueldos, salarios y otras retribuciones	3.311.200
Beneficios y complementos de sueldos y salarios	1.725.000
Aportes patronales	280.800
Prestaciones sociales y otras indemnizaciones	568.176
Asistencia socioeconómica	1.167.000
Compra de bienes y servicios	4.651.200
Bienes de consumo	2.830.200
Servicios no personales	1.821.000
Impuestos indirectos	592.824
Depreciación y amortización	200.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	44.011.546
Al sector privado	44.011.546
Transferencias corrientes al sector privado	41.250.000
Directas a personas	40.950.000
Otras transferencias directas a personas	40.950.000
A instituciones sin fines de lucro	300.000
Donaciones corrientes al sector privado	2.761.546
Donaciones a personas	2.761.546
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	800.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.000.000**
RECURSOS PROPIOS DE CAPITAL	1.000.000
Ahorro en cuenta corriente	800.000
Incremento de la depreciación y amortización acumuladas	200.000
2.2 GASTOS DE CAPITAL	**1.000.000**
INVERSIÓN REAL DIRECTA	1.000.000
Formación bruta de capital fijo	1.000.000
Maquinaria, equipos y otros bienes muebles	1.000.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0663

Instituto Nacional de Hipódromos (INH)

INSTITUTO NACIONAL DE HIPÓDROMOS (INH)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Nacional de Hipódromos (INH) tiene por objeto, la organización, funcionamiento, administración y explotación de los hipódromos nacionales, con el fin específico de contribuir al fomento y mejora de la especie equina dentro del país, y promover con sus ingresos, actividades con propósito social, cultural y deportivo.

Tiene como misión, velar por la explotación, funcionamiento y organización de los hipódromos nacionales, contribuir con el fomento y mejora de la raza equina del país, estimulando así el hipismo en el ámbito nacional e internacional, desarrollando un espectáculo grato para todos los espectadores.

Por consiguiente, los créditos presupuestarios 2016, se adjudican solamente a las Acciones Centralizadas, no formulándose ningún proyecto, al estar en proceso de liquidación y supresión.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**2.614.066.525**
INGRESOS CORRIENTES ORDINARIOS	2.614.066.525
INGRESOS DE OPERACIÓN	2.614.066.525
Otros ingresos de operación	2.614.066.525
TOTAL RECURSOS	**2.614.066.525**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**2.239.523.232**
GASTOS DE CONSUMO	1.442.139.362
Remuneraciones	493.371.936
Sueldos, salarios y otras retribuciones	158.228.188
Beneficios y complementos de sueldos y salarios	176.161.817
Aportes patronales	17.851.222
Prestaciones sociales y otras indemnizaciones	25.517.268
Asistencia socioeconómica	115.613.441
Compra de bienes y servicios	840.346.088
Bienes de consumo	371.435.338
Servicios no personales	468.910.750
Impuestos indirectos	108.421.338
TRANSFERENCIAS Y DONACIONES CORRIENTES	116.365.946
Al sector privado	78.887.078
Donaciones corrientes al sector privado	78.887.078
Donaciones a instituciones sin fines de lucro	78.887.078
Al sector público	37.478.868
Donaciones corrientes al sector público	37.478.868
A los entes descentralizados sin fines empresariales	37.478.868
OTROS GASTOS CORRIENTES	681.017.924
Otros gastos corrientes	681.017.924
Otras perdidas	681.017.924
GASTOS DE CAPITAL	**130.619.349**
INVERSIÓN REAL DIRECTA	130.619.349
Formación bruta de capital fijo	130.598.629
Maquinaria, equipos y otros bienes muebles	120.966.882
Construcciones de bienes de dominio privado	9.631.747
Bienes intangibles	20.720
APLICACIONES FINANCIERAS	**243.923.944**
DISMINUCIÓN DE PASIVOS	243.923.944
Disminución de cuentas y efectos por pagar	243.923.944
Disminución de cuentas y efectos por pagar a corto plazo	105.672.060
Disminución de aportes patronales y retenciones laborales por pagar	52.640.269
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	14.401.131

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	160.536
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	1.235.063
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	320.349
Disminución de otros aportes patronales por pagar	36.523.190
Disminución cuentas por pagar a proveedores a corto plazo	20.114.870
Disminución cuentas por pagar a contratistas a corto plazo	32.916.921
Disminución de otras cuentas y efectos por pagar	138.251.884
Disminución de otras cuentas por pagar a corto plazo	138.251.884
TOTAL EGRESOS	**2.614.066.525**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos - Ingresos - Ingresos Propios	Recursos - Ingresos - Transferencias y Donaciones - De la República - Proyectos por Endeudamiento	Recursos - Ingresos - Transferencias y Donaciones - De la República - Otras	Recursos - Ingresos - Transferencias y Donaciones - De los Entes Descentralizados	Recursos - Ingresos - Transferencias y Donaciones - Otras	Recursos - Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	495.498.562						495.498.562
02	Gestión Administrativa	2.118.567.963						2.118.567.963
	TOTAL	2.614.066.525						2.614.066.525

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	19	57		76	8.264.783		8.264.783
Directivo	4	11		15	1.652.957		1.652.957
Profesional y Técnico	15	46		61	6.611.826		6.611.826
Personal Contratado	200	704		904	98.646.179		98.646.179
Profesional y Técnico	32	30		62	11.175.544		11.175.544
Personal Administrativo	91	126		217	18.625.907		18.625.907
Personal Médico	3	3		6	1.173.479		1.173.479
Obrero	74	545		619	67.671.249		67.671.249
TOTAL	219	761		980	106.910.962		106.910.962

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	493.371.936
4.02	Materiales, suministros y mercancías	371.435.338
4.03	Servicios no personales	577.332.088
4.04	Activos reales	130.619.349
4.07	Transferencias y donaciones	116.365.946
4.08	Otros gastos	681.017.924
4.11	Disminución de pasivos	243.923.944
	TOTAL	2.614.066.525

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.614.066.525**
INGRESOS CORRIENTES ORDINARIOS	2.614.066.525
INGRESOS DE OPERACIÓN	2.614.066.525
Otros ingresos de operación	2.614.066.525
1.2 GASTOS CORRIENTES	**2.239.523.232**
GASTOS DE CONSUMO	1.442.139.362
Remuneraciones	493.371.936
Sueldos, salarios y otras retribuciones	158.228.188
Beneficios y complementos de sueldos y salarios	176.161.817
Aportes patronales	17.851.222
Prestaciones sociales y otras indemnizaciones	25.517.268
Asistencia socioeconómica	115.613.441
Compra de bienes y servicios	840.346.088
Bienes de consumo	371.435.338
Servicios ho personales	468.910.750
Impuestos indirectos	108.421.338
TRANSFERENCIAS Y DONACIONES CORRIENTES	116.365.946
Al sector privado	78.887.078
Donaciones corrientes al sector privado	78.887.078
Donaciones a instituciones sin fines de lucro	78.887.078
Al sector público	37.478.868
Donaciones corrientes al sector público	37.478.868
A los entes descentralizados sin fines empresariales	37.478.868
OTROS GASTOS CORRIENTES	681.017.924
Otros gastos corrientes	681.017.924
Otras perdidas	681.017.924
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**374.543.293**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**374.543.293**
RECURSOS PROPIOS DE CAPITAL	374.543.293
Ahorro en cuenta corriente	374.543.293
2.2 GASTOS DE CAPITAL	**130.619.349**
INVERSIÓN REAL DIRECTA	130.619.349
Formación bruta de capital fijo	130.598.629

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Maquinaria, equipos y otros bienes muebles	120.966.882
Construcciones de bienes de dominio privado	9.631.747
Bienes intangibles	20.720
2.3 RESULTADO FINANCIERO : SUPERAVIT	**243.923.944**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**243.923.944**
SUPERÁVIT FINANCIERO	243.923.944
3.2 APLICACIONES FINANCIERAS	**243.923.944**
DISMINUCIÓN DE PASIVOS	243.923.944
Disminución de cuentas y efectos por pagar	243.923.944
Disminución de cuentas y efectos por pagar a corto plazo	105.672.060
Disminución de aportes patronales y retenciones laborales por pagar	52.640.269
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	14.401.131
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	160.536
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	1.235.063
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	320.349
Disminución de otros aportes patronales por pagar	36.523.190
Disminución cuentas por pagar a proveedores a corto plazo	20.114.870
Disminución cuentas por pagar a contratistas a corto plazo	32.916.921
Disminución de otras cuentas y efectos por pagar	138.251.884
Disminución de otras cuentas por pagar a corto plazo	138.251.884

A0906

Servicio Autónomo Superintendencia Nacional de Actividades Hípicas (SUNAHIP)

SERVICIO AUTÓNOMO SUPERINTENDENCIA NACIONAL DE ACTIVIDADES HÍPICAS (SUNAHIP)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Superintendencia Nacional de Actividades Hípicas (Sunahip) se encarga de supervisar, fiscalizar y regular todo lo concerniente a la actividad hípica nacional, desde la cría de ejemplares pura sangre que hacen vida dentro de espectáculos públicos, hasta la explotación de esta actividad a través de las apuestas. Fue autorizado su creación bajo la iniciativa del gobierno del Presidente Hugo Rafael Chávez Frías, mediante Decreto Ley No. 422 de fecha 25 de Octubre de 1999, publicado en la Gaceta Oficial de la República de Venezuela No. 5.397 de esa misma fecha.

En fecha 03 de septiembre de 2014, se publica en Gaceta Oficial de la República Bolivariana de Venezuela N°40.489, el decreto de la Presidencia de la República Nº 1.228, mediante el cual se ordena la supresión de los Ministerios del Poder Popular para la Juventud y el Ministerio del Poder Popular para el Deporte; y se crea el Ministerio del Poder Popular para la Juventud y el Deporte, otorgándosele competencia en el ámbito de las políticas públicas del Ejecutivo Nacional en materia de Juventud y Deporte.

Para el Ejercicio Económico Financiero 2016, el ente a través de la formulación del proyecto "Fortalecimiento de la Fiscalización de la Actividad Hípica Nacional", prevé realizar un total de 1.054 fiscalizaciones.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**164.170.459**
INGRESOS CORRIENTES ORDINARIOS	164.170.459
OTROS INGRESOS	164.170.459
Otros ingresos ordinarios	164.170.459
INGRESOS DE CAPITAL	**800.000**
RECURSOS PROPIOS DE CAPITAL	800.000
Incremento de la depreciación y amortización acumuladas	800.000
FUENTES FINANCIERAS	**800.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	800.000
Disminución de otros activos financieros	800.000
Disminución de disponibilidades	800.000
Disminución de bancos	800.000
TOTAL RECURSOS	**165.770.459**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**149.570.459**
GASTOS DE CONSUMO	137.019.798
Remuneraciones	79.286.375
Sueldos, salarios y otras retribuciones	34.640.083
Beneficios y complementos de sueldos y salarios	14.215.026
Aportes patronales	3.508.416
Prestaciones sociales y otras indemnizaciones	7.290.504
Asistencia socioeconómica	19.632.346
Compra de bienes y servicios	48.212.897
Bienes de consumo	23.858.720
Servicios no personales	24.354.177
Impuestos indirectos	8.720.526
Depreciación y amortización	800.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	12.550.661
Al sector privado	12.550.661
Donaciones corrientes al sector privado	12.550.661
Donaciones a personas	7.000.000
Donaciones a instituciones sin fines de lucro	5.550.661
GASTOS DE CAPITAL	**15.400.000**
INVERSIÓN REAL DIRECTA	15.400.000
Formación bruta de capital fijo	9.930.047
Edificios e instalaciones	1.385.120
Maquinaria, equipos y otros bienes muebles	1.851.627
Bienes preexistentes	6.693.300
Bienes intangibles	5.469.953
APLICACIONES FINANCIERAS	**800.000**
DISMINUCIÓN DE PASIVOS	800.000
Disminución de cuentas y efectos por pagar	800.000
Disminución de cuentas y efectos por pagar a corto plazo	800.000
Disminución cuentas por pagar a proveedores a corto plazo	800.000
TOTAL EGRESOS	**165.770.459**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
128727	Fortalecimiento de la Fiscalización de la Actividad Hípica Nacional	fiscalización	1.054			50.328.980						50.328.980
	TOTAL					50.328.980						50.328.980

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	46.608.679						46.608.679
02	Gestión Administrativa	68.032.800					800.000	68.832.800
	TOTAL	114.641.479					800.000	115.441.479

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	31	51		82	22.273.113		22.273.113
Alto Nivel y de Dirección		1		1	1.322.740		1.322.740
Directivo	2	4		6	865.836		865.836
Profesional y Técnico	4	9		13	8.000.000		8.000.000
Obrero	25	37		62	12.084.537		12.084.537
Personal Contratado	16	20		36	3.887.824		3.887.824
Profesional y Técnico	10	7		17	1.943.912		1.943.912
Personal Administrativo	6	13		19	1.943.912		1.943.912
TOTAL	47	71		118	26.160.937		26.160.937

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	79.286.375
4.02	Materiales, suministros y mercancías	23.858.720
4.03	Servicios no personales	33.074.703
4.04	Activos reales	15.400.000
4.07	Transferencias y donaciones	12.550.661
4.08	Otros gastos	800.000
4.11	Disminución de pasivos	800.000
	TOTAL	165.770.459

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**164.170.459**
INGRESOS CORRIENTES ORDINARIOS	164.170.459
OTROS INGRESOS	164.170.459
Otros ingresos ordinarios	164.170.459
1.2 GASTOS CORRIENTES	**149.570.459**
GASTOS DE CONSUMO	137.019.798
Remuneraciones	79.286.375
Sueldos, salarios y otras retribuciones	34.640.083
Beneficios y complementos de sueldos y salarios	14.215.026
Aportes patronales	3.508.416
Prestaciones sociales y otras indemnizaciones	7.290.504
Asistencia socioeconómica	19.632.346
Compra de bienes y servicios	48.212.897
Bienes de consumo	23.858.720
Servicios no personales	24.354.177
Impuestos indirectos	8.720.526
Depreciación y amortización	800.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	12.550.661
Al sector privado	12.550.661
Donaciones corrientes al sector privado	12.550.661
Donaciones a personas	7.000.000
Donaciones a instituciones sin fines de lucro	5.550.661
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**14.600.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**15.400.000**
RECURSOS PROPIOS DE CAPITAL	15.400.000
Ahorro en cuenta corriente	14.600.000
Incremento de la depreciación y amortización acumuladas	800.000
2.2 GASTOS DE CAPITAL	**15.400.000**
INVERSIÓN REAL DIRECTA	15.400.000
Formación bruta de capital fijo	9.930.047
Edificios e instalaciones	1.385.120
Maquinaria, equipos y otros bienes muebles	1.851.627
Bienes preexistentes	6.693.300

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Bienes intangibles	5.469.953
2.3 RESULTADO FINANCIERO : EQUILIBRIO	
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**800.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	800.000
Disminución de otros activos financieros	800.000
Disminución de disponibilidades	800.000
Disminución de bancos	800.000
3.2 APLICACIONES FINANCIERAS	**800.000**
DISMINUCIÓN DE PASIVOS	800.000
Disminución de cuentas y efectos por pagar	800.000
Disminución de cuentas y efectos por pagar a corto plazo	800.000
Disminución cuentas por pagar a proveedores a corto plazo	800.000

A0938

Instituto Nacional del Poder Popular de la Juventud

INSTITUTO NACIONAL DEL PODER POPULAR DE LA JUVENTUD

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Para el Ejercicio Económico Financiero 2016, en cumplimiento del legado del Comandante Supremo Hugo Chávez, y el Plan de Gobierno del Presidente obrero Nicolás Maduro, así como de la legislación vigente, se continuará la construcción del Socialismo Bolivariano bajo la ética humanista, atendiendo a los sectores menos favorecidos de la sociedad y teniendo como centro la dignificación y desarrollo integral del ser humano, del sector juvenil más vulnerable con estrategias que los vincule alrededor de intereses comunes, como punto de partida para el desarrollo de sus capacidades y potencialidades; para lo cual el Instituto Nacional del Poder Popular para la Juventud elaboró un proyecto de presupuesto, de conformidad con las directrices y lineamientos impartidos por el Ministerio de adscripción, para el funcionamiento y ejecución de los programas inherentes a los propósitos, objetivos y metas de alcance nacional previstos en la Ley para el Poder Popular de la Juventud.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.084.954.081**
INGRESOS CORRIENTES ORDINARIOS	1.084.954.081
TRANSFERENCIAS CORRIENTES	1.084.954.081
Transferencias corrientes del sector público	1.084.954.081
Transferencias corrientes internas recibidas del sector público	1.084.954.081
De la República	1.084.954.081
INGRESOS DE CAPITAL	**3.531.051**
RECURSOS PROPIOS DE CAPITAL	3.531.051
Incremento de la depreciación y amortización acumuladas	3.531.051
TOTAL RECURSOS	**1.088.485.132**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.070.447.005**
GASTOS DE CONSUMO	928.753.530
Remuneraciones	366.800.664
Sueldos, salarios y otras retribuciones	111.779.775
Beneficios y complementos de sueldos y salarios	97.163.386
Aportes patronales	25.602.774
Prestaciones sociales y otras indemnizaciones	21.509.047
Asistencia socioeconómica	110.745.682
Compra de bienes y servicios	509.862.673
Bienes de consumo	72.953.001
Servicios no personales	436.909.672
Impuestos indirectos	48.559.142
Depreciación y amortización	3.531.051
TRANSFERENCIAS Y DONACIONES CORRIENTES	141.693.475
Al sector privado	141.693.475
Transferencias corrientes al sector privado	20.000.000
Directas a personas	20.000.000
Otras transferencias directas a personas	20.000.000
Donaciones corrientes al sector privado	121.693.475
Donaciones a personas	103.813.475
Donaciones a instituciones sin fines de lucro	17.880.000
GASTOS DE CAPITAL	**16.405.256**
INVERSIÓN REAL DIRECTA	16.405.256
Formación bruta de capital fijo	16.405.256
Maquinaria, equipos y otros bienes muebles	16.405.256
APLICACIONES FINANCIERAS	**1.632.871**
DISMINUCIÓN DE PASIVOS	1.632.871
Disminución de cuentas y efectos por pagar	632.871
Disminución de cuentas y efectos por pagar a corto plazo	632.871
Disminución de sueldos, salarios y otras remuneraciones por pagar	80.000
Disminución de aportes patronales y retenciones laborales por pagar	552.871

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	200.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	352.871
Disminución de otros pasivos	1.000.000
Disminución de otros pasivos a corto plazo	1.000.000
TOTAL EGRESOS	**1.088.485.132**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
128725	Fortalecimiento de las Misiones y Programas Sociales dirigidos a la Juventud Venezolana en pro de la consolidación del Poder Popular contribuyendo en la construcción del socialismo	participante	1.000.000					746.711.256				746.711.256
TOTAL								746.711.256				746.711.256

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			195.588.368				195.588.368
02	Gestión Administrativa	3.531.051		142.654.457				146.185.508
TOTAL		3.531.051		338.242.825				341.773.876

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**15**	**30**		**45**	**6.412.331**		**6.412.331**
Alto Nivel y de Dirección	15	30		45	6.412.331		6.412.331
Personal Contratado	**147**	**152**		**299**	**48.301.302**		**48.301.302**
Profesional y Técnico	85	57		142	24.491.187		24.491.187
Personal Administrativo	62	95		157	23.810.115		23.810.115
TOTAL	162	182		344	54.713.633		54.713.633

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	366.800.664
4.02	Materiales, suministros y mercancías	72.953.001
4.03	Servicios no personales	485.468.814
4.04	Activos reales	16.405.256
4.07	Transferencias y donaciones	141.693.475
4.08	Otros gastos	3.531.051
4.11	Disminución de pasivos	1.632.871
	TOTAL	**1.088.485.132**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.084.954.081**
INGRESOS CORRIENTES ORDINARIOS	1.084.954.081
TRANSFERENCIAS CORRIENTES	1.084.954.081
Transferencias corrientes del sector público	1.084.954.081
Transferencias corrientes internas recibidas del sector público	1.084.954.081
De la República	1.084.954.081
Ministerio del Poder Popular para la Juventud y el Deporte	1.084.954.081
Recursos Ordinarios	1.084.954.081
1.2 GASTOS CORRIENTES	**1.070.447.005**
GASTOS DE CONSUMO	928.753.530
Remuneraciones	366.800.664
Sueldos, salarios y otras retribuciones	111.779.775
Beneficios y complementos de sueldos y salarios	97.163.386
Aportes patronales	25.602.774
Prestaciones sociales y otras indemnizaciones	21.509.047
Asistencia socioeconómica	110.745.682
Compra de bienes y servicios	509.862.673
Bienes de consumo	72.953.001
Servicios no personales	436.909.672
Impuestos indirectos	48.559.142
Depreciación y amortización	3.531.051
TRANSFERENCIAS Y DONACIONES CORRIENTES	141.693.475
Al sector privado	141.693.475
Transferencias corrientes al sector privado	20.000.000
Directas a personas	20.000.000
Otras transferencias directas a personas	20.000.000
Donaciones corrientes al sector privado	121.693.475
Donaciones a personas	103.813.475
Donaciones a instituciones sin fines de lucro	17.880.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**14.507.076**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**18.038.127**
RECURSOS PROPIOS DE CAPITAL	18.038.127

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Ahorro en cuenta corriente	14.507.076
Incremento de la depreciación y amortización acumuladas	3.531.051
2.2 GASTOS DE CAPITAL	**16.405.256**
INVERSIÓN REAL DIRECTA	16.405.256
Formación bruta de capital fijo	16.405.256
Maquinaria, equipos y otros bienes muebles	16.405.256
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**1.632.871**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**1.632.871**
SUPERÁVIT FINANCIERO	1.632.871
3.2 APLICACIONES FINANCIERAS	**1.632.871**
DISMINUCIÓN DE PASIVOS	1.632.871
Disminución de cuentas y efectos por pagar	632.871
Disminución de cuentas y efectos por pagar a corto plazo	632.871
Disminución de sueldos, salarios y otras remuneraciones por pagar	80.000
Disminución de aportes patronales y retenciones laborales por pagar	552.871
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	200.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	352.871
Disminución de otros pasivos	1.000.000
Disminución de otros pasivos a corto plazo	1.000.000

75
Ministerio del Poder Popular para Ecosocialismo y Aguas

Ministerio del Poder Popular para Ecosocialismo y Aguas

A0052 Instituto Nacional de Parques (INPARQUES)

A0064 Instituto para el Control y la Conservación del Lago de Maracaibo y su Cuenca Hidrográfica (ICLAM)

A0069 Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (SAMARN)

A0103 Fundación Instituto Forestal Latinoamericano

A0324 Fundación de Educación Ambiental

A0343 Fundación Laboratorio Nacional de Hidráulica

A0354 Fundación Nacional de Parques Zoológicos y Acuarios

A1314 Instituto Nacional de Meteorología e Hidrología (INAMEH)

A0052

Instituto Nacional de Parques (INPARQUES)

INSTITUTO NACIONAL DE PARQUES (INPARQUES)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Nacional de Parques (Inparques), fundamenta su creación en la Ley de Reforma Parcial de la Ley del Instituto Nacional de Parques, publicada en la Gaceta Oficial de la República de Venezuela N° 2.290 Extraordinario de fecha 21/07/1978.

Inparques tiene por objeto ejercer la rectoría de las políticas públicas, orientadas hacia la protección y manejo del sistema de parques nacionales, monumentos naturales y parques de recreación, los cuales representan el soporte esencial para fomentar la protección del ecosistema, con carácter de inclusión social y participación comunitaria, que permitirán establecer el vínculo entre el ser humano y la naturaleza, hacia el logro de la felicidad suprema. De igual forma, contribuir al desarrollo nacional, cónsono con la conservación del medio ambiente, garantizando a las generaciones presentes y futuras, los derechos fundamentales de la vida, bajo principios de igualdad, procurando a su vez, la protección de las reservas de recursos estratégicos, para la soberanía, la seguridad territorial y la independencia.

Al efecto, el Instituto formula el Presupuesto correspondiente al Ejercicio Económico Financiero 2016, atendiendo a los principios de calidad, disciplina, eficiencia y productividad del gasto público, en el marco de la política de racionalización impuesta por el Ejecutivo Nacional para el sector público y su vinculación con el Plan Operativo Anual Institucional 2016 y las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019.

Dicho presupuesto será financiado a través de Aportes del Ministerio del Poder Popular para Ecosocialismo y Aguas, Ingresos por Venta de Bienes y Servicios de la Administración Pública (Ingresos Propios), Saldos de Bancos y Recursos Propios de Capital, representando un monto de Bs. 1.126.880.152.

Entre los lineamientos institucionales, Inparques se propone en la ejecución del Presupuesto de Recursos y Egresos 2016, el logro de los objetivos siguientes:

- Masificar el acceso y disfrute de los parques para toda la población, creando conciencia acerca de la necesidad de proteger el ambiente natural.
- Mejorar las condiciones de la infraestructura existente en los parques, para reflejar a través de éstos, el concepto cotidiano del vivir bien.
- Desarrollar en los parques, una programación recreativa y formativa de carácter permanente, para la atención a la población en general.
- Impulsar el trabajo para la conformación y articulación de los movimientos sociales con las comunidades, a partir de las políticas desarrolladas desde la Institución.
- Establecer una política de protección y divulgación científica de las especies que se encuentran en nuestros parques, como parte de la soberanía nacional.
- Implementar una estrategia de trabajo con respaldo legal, para el logro de la transformación de la Institución, en consonancia con la normativa establecida y con los principios ecológicos, que respalda el Ejecutivo Nacional.
- Coordinar una política de soberanía y defensa en pro de la protección integral de las zonas protegidas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.125.184.852**
INGRESOS CORRIENTES ORDINARIOS	1.125.184.852
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	110.131.700
Venta de otros bienes y servicios	110.131.700
TRANSFERENCIAS CORRIENTES	1.015.053.152
Transferencias corrientes del sector público	1.015.053.152
Transferencias corrientes internas recibidas del sector público	1.015.053.152
De la República	1.015.053.152
INGRESOS DE CAPITAL	**320.000**
RECURSOS PROPIOS DE CAPITAL	320.000
Incremento de la depreciación y amortización acumuladas	320.000
FUENTES FINANCIERAS	**1.375.300**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.375.300
Disminución de otros activos financieros	1.375.300
Disminución de disponibilidades	1.375.300
Disminución de Banco	1.375.300
TOTAL RECURSOS	**1.126.880.152**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.114.788.952**
GASTOS DE CONSUMO	1.080.339.598
Remuneraciones	961.368.798
Sueldos, salarios y otras retribuciones	370.540.234
Beneficios y complementos de sueldos y salarios	303.109.026
Aportes patronales	35.344.300
Prestaciones sociales y otras indemnizaciones	124.842.196
Asistencia socioeconómica	127.533.042
Compra de bienes y servicios	113.569.920
Bienes de consumo	48.107.069
Servicios no personales	65.462.851
Impuestos indirectos	5.080.880
Depreciación y amortización	320.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	33.684.354
Al sector privado	33.684.354
Transferencias corrientes al sector privado	33.684.354
Directas a personas	33.684.354
Jubilaciones y otros beneficios asociados	33.684.354
OTROS GASTOS CORRIENTES	765.000
Indemnizaciones y sanciones pecuniarias	765.000
Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	765.000
GASTOS DE CAPITAL	**11.480.900**
INVERSIÓN REAL DIRECTA	11.480.900
Formación bruta de capital fijo	11.480.900
Maquinaria, equipos y otros bienes muebles	1.928.100
Construcciones de bienes de dominio privado	3.707.500
Construcciones de bienes de dominio público	5.845.300
APLICACIONES FINANCIERAS	**610.300**
DISMINUCIÓN DE PASIVOS	610.300
Disminución de cuentas y efectos por pagar	610.300
Disminución de cuentas y efectos por pagar a corto plazo	610.300
Disminución de sueldos, salarios y otras remuneraciones por pagar	160.300
Disminución de aportes patronales y retenciones laborales por pagar	50.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	10.000

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	10.000
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	10.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	10.000
Disminución cuentas por pagar a proveedores a corto plazo	200.000
Disminución cuentas por pagar a contratistas a corto plazo	200.000
TOTAL EGRESOS	1.126.880.152

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127703	Sostenibilidad financiera y estratégica que garantice la atención integral del Sistema Nacional de Parques	Área	30			77.480.900						77.480.900
TOTAL						77.480.900						77.480.900

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			961.368.798				961.368.798
02	Gestión administrativa	32.970.800		20.000.000			1.375.300	54.346.100
03	Previsión y protección social			33.684.354				33.684.354
TOTAL		32.970.800		1.015.053.152			1.375.300	1.049.399.252

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**466**	**1.065**		**1.531**	**86.523.738**	**3.633.772**	**90.157.510**
Alto Nivel y de Dirección	1			1	31.902	4.306	36.208
Directivo	36	59		95	1.297.581		1.297.581
Profesional y Técnico	49	122		171	7.864.459		7.864.459
Personal Administrativo	29	144		173	4.487.207	826.848	5.314.055
Obrero	351	740		1.091	72.842.589	2.802.618	75.645.207
Personal Contratado	**676**	**1.103**		**1.779**	**129.791.178**		**129.791.178**
Profesional y Técnico	340	530		870	81.096.804		81.096.804
Personal Administrativo	220	125		345	29.785.746		29.785.746
Obrero	116	448		564	18.908.628		18.908.628
TOTAL	1.142	2.168		3.310	216.314.916	3.633.772	219.948.688

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**144**	**210**	**354**	**33.684.354**
Empleados	144	210	354	33.684.354
TOTAL	144	210	354	33.684.354

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	961.368.798
4.02	Materiales, suministros y mercancias	48.107.069
4.03	Servicios no personales	70.543.731
4.04	Activos reales	11.480.900
4.07	Transferencias y donaciones	33.684.354
4.08	Otros gastos	1.085.000
4.11	Disminución de pasivos	610.300
	TOTAL	**1.126.880.152**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	1.125.184.852
INGRESOS CORRIENTES ORDINARIOS	1.125.184.852
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	110.131.700
Venta de otros bienes y servicios	110.131.700
TRANSFERENCIAS CORRIENTES	1.015.053.152
Transferencias corrientes del sector público	1.015.053.152
Transferencias corrientes internas recibidas del sector público	1.015.053.152
De la República	1.015.053.152
Ministerio del Poder Popular para Ecosocialismo y Aguas	1.015.053.152
Recursos Ordinarios	1.015.053.152
1.2 GASTOS CORRIENTES	1.114.788.952
GASTOS DE CONSUMO	1.080.339.598
Remuneraciones	961.368.798
Sueldos, salarios y otras retribuciones	370.540.234
Beneficios y complementos de sueldos y salarios	303.109.026
Aportes patronales	35.344.300
Prestaciones sociales y otras indemnizaciones	124.842.196
Asistencia socioeconómica	127.533.042
Compra de bienes y servicios	113.569.920
Bienes de consumo	48.107.069
Servicios no personales	65.462.851
Impuestos indirectos	5.080.880
Depreciación y amortización	320.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	33.684.354
Al sector privado	33.684.354
Transferencias corrientes al sector privado	33.684.354
Directas a personas	33.684.354
Jubilaciones y otros beneficios asociados	33.684.354
OTROS GASTOS CORRIENTES	765.000
Indemnizaciones y sanciones pecuniarias	765.000
Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	765.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	10.395.900

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**10.715.900**
RECURSOS PROPIOS DE CAPITAL	10.715.900
Ahorro en cuenta corriente	10.395.900
Incremento de la depreciación y amortización acumuladas	320.000
2.2 GASTOS DE CAPITAL	**11.480.900**
INVERSIÓN REAL DIRECTA	11.480.900
Formación bruta de capital fijo	11.480.900
Maquinaria, equipos y otros bienes muebles	1.928.100
Construcciones de bienes de dominio privado	3.707.500
Construcciones de bienes de dominio público	5.845.300
2.3 RESULTADO FINANCIERO: (DÉFICIT)	**(765.000)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**1.375.300**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.375.300
Disminución de otros activos financieros	1.375.300
Disminución de disponibilidades	1.375.300
Disminución de Banco	1.375.300
3.2 APLICACIONES FINANCIERAS	**1.375.300**
DISMINUCIÓN DE PASIVOS	610.300
Disminución de cuentas y efectos por pagar	610.300
Disminución de cuentas y efectos por pagar a corto plazo	610.300
Disminución de sueldos, salarios y otras remuneraciones por pagar	160.300
Disminución de aportes patronales y retenciones laborales por pagar	50.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	10.000
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	10.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	10.000
Disminución cuentas por pagar a proveedores a corto plazo	200.000
Disminución cuentas por pagar a contratistas a corto plazo	200.000
DÉFICIT FINANCIERO	765.000

A0064

Instituto para el Control y la Conservación del Lago de Maracaibo y su Cuenca Hidrográfica (ICLAM)

INSTITUTO PARA EL CONTROL Y LA CONSERVACIÓN DEL LAGO DE MARACAIBO Y SU CUENCA HIDROGRÁFICA (ICLAM)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto para el Control y la Conservación del Lago de Maracaibo y su Cuenca Hidrológica (ICLAM), se crea mediante Ley del Instituto para el Control y la Conservación de la Cuenca del Lago de Maracaibo, publicada en la Gaceta Oficial de la República de Venezuela N° 2.890 Extraordinario de fecha 28/12/1981, en la cual se le dota de personalidad jurídica y patrimonio propio, distinto e independiente del Tesoro Nacional, con la finalidad de coordinar la gestión ambiental de la cuenca del lago de Maracaibo.

El ICLAM tiene por objeto:

- Promover, planificar, programar, coordinar, evaluar y ejecutar las labores inherentes a las investigaciones y asesoramiento, necesario para el logro de sus objetivos.
- Obtención y preparación de la documentación e información, normas y aspectos legales, de las actividades relacionadas con el control y conservación del lago de Maracaibo y su cuenca.
- Planificar y proyectar obras o aprobar proyectos, para mejorar el funcionamiento del sistema ecológico e hidrológico de la cuenca, que permitan el aprovechamiento integral del sistema lago-cuenca.
- Promover, coordinar y evaluar la ejecución de obras, que organismos especializados públicos o privados, ejecuten para el aprovechamiento integral del lago de Maracaibo y su cuenca, dejando a salvo aquellas que sean de competencia específica de otros organismos.

De esta forma, el ICLAM es el ente encargado de la promoción, planificación y desarrollo de proyectos de investigación y obras de saneamiento, fomentando programas de educación ambiental, sensibilización y participación ciudadana, soportado por un recurso humano altamente calificado y con la cooperación de instituciones públicas y privadas locales, regionales, nacionales e internacionales, con la finalidad de mejorar el funcionamiento ecológico e hidrográfico del sistema lago-cuenca, contribuyendo a su desarrollo sustentable.

En este sentido, para el Ejercicio Económico Financiero 2016 el ICLAM continuará ejecutando las acciones propias del proyecto institucional "Recuperación integral y progresiva de los recursos naturales del Sistema Lago-Cuenca de Maracaibo", como norte fundamentalmente de su misión, donde juegan un rol importante las comunidades y el enriquecimiento mutuo que se obtiene de las experiencias compartidas.

Esto implica adicionalmente, que se continuará haciendo énfasis en la capacitación de grupos de voluntarios y comunidades organizadas, a través de los consejos comunales establecidos en la cuenca del lago de Maracaibo, a objeto de desarrollar estrategias comunicacionales y educativas efectivas, dirigidas a la sensibilización de la población, sobre el impacto nocivo de la contaminación y deterioro ambiental, así como al desarrollo de técnicas propias para la participación adecuada en la gestión ambiental.

El Plan Operativo Anual del Instituto, estará enfocado en conocer las características del Sistema Lago-Cuenca, condiciones de los ecosistemas, sus dinámicas, potencialidades y limitaciones, lo cual permitirá la elaboración de diagnósticos relacionados con este importante recurso, así como brindar el aporte técnico necesario en materia ambiental, a otros institutos y en particular a las comunidades aledañas al lago de Maracaibo.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**393.132.671**
INGRESOS CORRIENTES ORDINARIOS	393.132.671
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	170.368.757
Venta de otros bienes y servicios	170.368.757
TRANSFERENCIAS CORRIENTES	222.763.914
Transferencias corrientes del sector público	222.763.914
Transferencias corrientes internas recibidas del sector público	222.763.914
De la República	222.763.914
INGRESOS DE CAPITAL	**319.500**
RECURSOS PROPIOS DE CAPITAL	319.500
Incremento de la depreciación y amortización acumuladas	319.500
TOTAL RECURSOS	**393.452.171**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**381.207.252**
GASTOS DE CONSUMO	345.436.786
Remuneraciones	292.553.290
Sueldos, salarios y otras retribuciones	91.036.516
Beneficios y complementos de sueldos y salarios	88.577.961
Aportes patronales	12.353.229
Prestaciones sociales y otras indemnizaciones	40.179.514
Asistencia socioeconómica	60.406.070
Compra de bienes y servicios	45.515.176
Bienes de consumo	17.180.148
Servicios no personales	28.335.028
Impuestos indirectos	7.048.820
Depreciación y amortización	319.500
GASTOS DE LA PROPIEDAD	50.000
Derechos sobre bienes intangibles	50.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	35.720.466
Al sector privado	35.720.466
Transferencias corrientes al sector privado	35.720.466
Directas a personas	35.720.466
Pensiones y otros beneficios asociados	4.779.798
Jubilaciones y otros beneficios asociados	30.940.668
GASTOS DE CAPITAL	**12.244.919**
INVERSIÓN REAL DIRECTA	12.244.919
Formación bruta de capital fijo	12.244.919
Maquinaria, equipos y otros bienes muebles	12.096.573
Construcciones de bienes de dominio público	148.346
TOTAL EGRESOS	**393.452.171**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
127723	Recuperación integral y progresiva de los recursos naturales del Sistema Lago-Cuenca de Maracaibo.	Publicación	4			60.906.640		125.500.904				186.407.544
TOTAL						60.906.640		125.500.904				186.407.544

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	92.884.562		47.329.902				140.214.464
02	Gestión administrativa	319.500		30.790.197				31.109.697
03	Previsión y protección social	16.577.555		19.142.911				35.720.466
TOTAL		109.781.617		97.263.010				207.044.627

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**145**	**137**		**282**	**28.363.113**	**11.974.396**	**40.337.509**
Alto Nivel y de Dirección		1		1	89.058		89.058
Directivo	14	17		31	2.760.858		2.760.858
Profesional y Técnico	107	79		186	19.546.325	9.181.663	28.727.988
Personal Administrativo	15	2		17	1.539.660	612.096	2.151.756
Obrero	9	38		47	4.427.212	2.180.637	6.607.849
Personal Contratado	**19**	**14**		**33**	**3.240.055**		**3.240.055**
Profesional y Técnico	15	4		19	1.975.404		1.975.404
Personal Administrativo	4	10		14	1.264.651		1.264.651
TOTAL	**164**	**151**		**315**	**31.603.168**	**11.974.396**	**43.577.564**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**34**	**28**	**62**	**30.940.668**
Alto Nivel y de Dirección	3	4	7	3.559.508
Empleados	30	22	52	25.931.088
Obreros	1	2	3	1.450.072
Pensionados	**9**	**2**	**11**	**4.779.798**
Alto Nivel y de Dirección		1	1	510.164
Empleados	7	1	8	3.596.861
Obreros	2		2	672.773
TOTAL	43	30	73	**35.720.466**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	292.553.290
4.02	Materiales, suministros y mercancías	17.180.148
4.03	Servicios no personales	35.433.848
4.04	Activos reales	12.244.919
4.07	Transferencias y donaciones	35.720.466
4.08	Otros gastos	319.500
	TOTAL	393.452.171

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	393.132.671
INGRESOS CORRIENTES ORDINARIOS	393.132.671
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	170.368.757
Venta de otros bienes y servicios	170.368.757
TRANSFERENCIAS CORRIENTES	222.763.914
Transferencias corrientes del sector público	222.763.914
Transferencias corrientes internas recibidas del sector público	222.763.914
De la República	222.763.914
Ministerio del Poder Popular para Ecosocialismo y Aguas	222.763.914
Recursos Ordinarios	222.763.914
1.2 GASTOS CORRIENTES	381.207.252
GASTOS DE CONSUMO	345.436.786
Remuneraciones	292.553.290
Sueldos, salarios y otras retribuciones	91.036.516
Beneficios y complementos de sueldos y salarios	88.577.961
Aportes patronales	12.353.229
Prestaciones sociales y otras indemnizaciones	40.179.514
Asistencia socioeconómica	60.406.070
Compra de bienes y servicios	45.515.176
Bienes de consumo	17.180.148
Servicios no personales	28.335.028
Impuestos indirectos	7.048.820
Depreciación y amortización	319.500
GASTOS DE LA PROPIEDAD	50.000
Derechos sobre bienes intangibles	50.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	35.720.466
Al sector privado	35.720.466
Transferencias corrientes al sector privado	35.720.466
Directas a personas	35.720.466
Pensiones y otros beneficios asociados	4.779.798
Jubilaciones y otros beneficios asociados	30.940.668
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	11.925.419

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2.1 INGRESOS DE CAPITAL	**12.244.919**
RECURSOS PROPIOS DE CAPITAL	12.244.919
Ahorro en cuenta corriente	11.925.419
Incremento de la depreciación y amortización acumuladas	319.500
2.2 GASTOS DE CAPITAL	**12.244.919**
INVERSIÓN REAL DIRECTA	12.244.919
Formación bruta de capital fijo	12.244.919
Maquinaria, equipos y otros bienes muebles	12.096.573
Construcciones de bienes de dominio público	148.346
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0069

Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (SAMARN)

SERVICIO AUTÓNOMO SERVICIOS AMBIENTALES DEL MINISTERIO DEL AMBIENTE Y DE LOS RECURSOS NATURALES (SAMARN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (Samarn), fue creado originalmente bajo las disposiciones legales establecidas en los Decretos N° 1.263 y N° 3.150 de fechas 10-09-1986 30-12-1998, posteriormente modificados mediante Decreto 2.478 del 27-06-2003, publicado este último en la Gaceta Oficial de la República Bolivariana de Venezuela N° 37.733 del 16-07-2003, con la finalidad de desarrollar todas aquellas actividades que contribuyan a la obtención de recursos propios, para fortalecer y mejorar la ejecución de los programas, destinados a la conservación, defensa y calidad del ambiente.

Para el Ejercicio Económico Financiero 2016, el Samarn continuará desarrollando su gestión en función de los objetivos estratégicos de las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019, considerando además, las directrices a corto plazo del Plan Operativo Anual.

Así mismo, adelantará las acciones necesarias, tendentes al logro y consolidación de los objetivos establecidos en el Decreto de creación, referido a la ampliación de la base de captación de recursos propios, para alcanzar progresivamente el autofinanciamiento de sus actividades, así como la administración eficiente de los proyectos de inversión, diseñados para la conservación, defensa y calidad ambiental; al igual que los orientados al abastecimiento de agua potable y saneamiento.

Continuará administrando sus recursos financieros, con criterios de transparencia y optimización operativa. En atención a dicha premisa, el Presupuesto de Ingresos estimado se sitúa en la cantidad de Un Mil Ochocientos Setenta Millones Setecientos Cuarenta y Dos Mil Cuatrocientos Tres Bolívares (Bs. 1.870.742.403), desagregados de la siguiente manera:

- Ingresos propios provenientes de la aplicación de la Ley de Timbre Fiscal y Ley de Bosques (tasas) por Bs. 42.209.419
- Intereses generados por depósitos bancarios por Bs. 4.477.995
- Transferencias del Ejecutivo Nacional por Bs. 1.797.432.077
- Otros ingresos ajenos a la operación por Bs. 3.622.912
- Disminución de otros activos financieros por Bs. 23.000.000

En cuanto al Presupuesto de Egresos, se destaca la ejecución de los proyectos que justifican la misión y visión del Servicio. En este sentido, los proyectos incluidos en la gestión presupuestaria para el año 2016, financiados con recursos que derivan de la Ley Especial de Endeudamiento Anual, son los siguientes:

- Saneamiento y control del nivel del lago de Valencia.
- Saneamiento del río Guaire (Fase III).
- Fortalecimiento de capacidades nacionales para el manejo y disposición final de los residuos y desechos sólidos.

A través de la administración de estos proyectos, que ejecutan las diferentes direcciones del Ministerio del Poder Popular para Ecosocialismo y Aguas, órgano de adscripción, el Samarn continuará apoyando las acciones tendentes a la conservación y educación ambiental, saneamiento, manejo de residuos y desechos sólidos, abastecimiento de agua, desarrollo y preservación de las cuencas hidrológicas, entre otras.

De igual manera, continuará prestando los servicios médicos y demás beneficios económicos a los obreros, pensionados y jubilados del extinto Instituto Nacional de Obras Sanitarias (INOS).

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**627.760.972**
INGRESOS CORRIENTES ORDINARIOS	627.760.972
INGRESOS NO TRIBUTARIOS	42.209.419
Tasas	42.209.419
INGRESOS DE LA PROPIEDAD	4.477.995
Intereses	4.477.995
Intereses internos	4.477.995
Intereses por depósitos	4.477.995
TRANSFERENCIAS CORRIENTES	577.450.646
Transferencias corrientes del sector público	577.450.646
Transferencias corrientes internas recibidas del sector público	577.450.646
De la República	577.450.646
OTROS INGRESOS	3.622.912
Otros ingresos ajenos a la operación	3.622.912
INGRESOS DE CAPITAL	**1.219.981.431**
TRANSFERENCIAS Y DONACIONES DE CAPITAL	1.219.981.431
Transferencias y donaciones de capital del sector público	1.219.981.431
Transferencias de capital recibidas del sector público	1.219.981.431
De la República	1.219.981.431
FUENTES FINANCIERAS	**23.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	23.000.000
Disminución de otros activos financieros	23.000.000
Disminución de disponibilidades	23.000.000
Disminución de Banco	23.000.000
TOTAL RECURSOS	**1.870.742.403**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**620.053.688**
GASTOS DE CONSUMO	98.374.731
Remuneraciones	54.720.797
Sueldos, salarios y otras retribuciones	18.270.210
Beneficios y complementos de sueldos y salarios	18.449.282
Aportes patronales	3.741.330
Prestaciones sociales y otras indemnizaciones	10.657.482
Asistencia socioeconómica	3.602.493
Compra de bienes y servicios	36.990.240
Bienes de consumo	16.515.310
Servicios no personales	20.474.930
Impuestos indirectos	6.663.694
TRANSFERENCIAS Y DONACIONES CORRIENTES	521.678.957
Al sector privado	521.678.957
Transferencias corrientes al sector privado	520.928.957
Directas a personas	520.928.957
Pensiones y otros beneficios asociados	180.551.516
Jubilaciones y otros beneficios asociados	340.377.441
Donaciones corrientes al sector privado	750.000
Donaciones a personas	750.000
GASTOS DE CAPITAL	**1.223.938.715**
INVERSIÓN REAL DIRECTA	1.223.938.715
Formación bruta de capital fijo	1.223.938.715
Maquinaria, equipos y otros bienes muebles	9.342.544
Construcciones de bienes de dominio público	1.059.576.197
Producción propia (gastos capitalizables)	155.019.974
Remuneraciones	3.902.992
Sueldos, salarios y otras retribuciones	2.484.610
Beneficios y complementos de sueldos y salarios	1.062.237
Aportes patronales	121.016
Prestaciones sociales y otras indemnizaciones	235.129
Compra de bienes y servicios	38.347.104
Servicios no personales	38.347.104
Impuestos indirectos	112.769.878

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**26.750.000**
DISMINUCIÓN DE PASIVOS	26.750.000
Disminución de cuentas y efectos por pagar	26.750.000
Disminución de cuentas y efectos por pagar a corto plazo	3.750.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	3.750.000
Disminución de otras cuentas y efectos por pagar	23.000.000
Disminución de otras cuentas por pagar a corto plazo	23.000.000
TOTAL EGRESOS	**1.870.742.403**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Meta				Fecha de inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
N.E	Ppto.		Unidad de Medida	Cant.	Género								
					Fem.	Masc.							
107986	A00690008000	Fortalecimiento de capacidades nacionales para el manejo y disposición final de los residuos y desechos sólidos	Obra	48			01/01/2010	31/12/2017	736.633.951	444.463.812	78.902.237		1.260.000.000
116383	A00690020000	Saneamiento del río Guaire (Fase III)	Metro	107.456			27/12/2012	27/12/2017	1.593.282.381	737.717.619			2.331.000.000
119572	A00690022000	Saneamiento y control del nivel del lago de Valencia	Metro Cúbico	1.384.514.034			01/01/2013	31/12/2018	4.680.524.795	37.800.000			4.718.324.795
		TOTAL							7.010.441.127	1.219.981.431	78.902.237		8.309.324.795

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
107986	Fortalecimiento de capacidades nacionales para el manejo y disposición final de los residuos y desechos sólidos	Obra	48				444.463.812					444.463.812
116383	Saneamiento del río Guaire (Fase III)	Metro	107.456				737.717.619					737.717.619
119572	Saneamiento y control del nivel del Lago de Valencia	Metro Cúbico	1.384.514.034				37.800.000					37.800.000
	TOTAL						1.219.981.431					1.219.981.431

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			56.521.689				56.521.689
02	Gestión Administrativa	50.310.326					23.000.000	73.310.326
03	Previsión y Protección Social			520.928.957				520.928.957
	TOTAL	50.310.326		577.450.646			23.000.000	650.760.972

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**79**	**38**		**117**	**8.729.034**	**2.134.323**	**10.863.357**
Directivo	1	1		2	213.345		213.345
Profesional y Técnico	61	13		74	4.582.262	1.173.690	5.755.952
Personal Administrativo	13	5		18	2.291.131	586.845	2.877.976
Obrero	4	19		23	1.642.296	373.788	2.016.084
Personal Contratado	**30**	**36**		**66**	**5.264.293**		**5.264.293**
Profesional y Técnico	6	7		13	2.693.860		2.693.860
Personal Médico	24	29		53	2.570.433		2.570.433
TOTAL	**109**	**74**		**183**	**13.993.327**	**2.134.323**	**16.127.650**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**160**	**1.946**	**2.106**	**340.377.441**
Obreros	160	1.946	2.106	340.377.441
Pensionados	**1.900**	**36**	**1.936**	**180.551.516**
Obreros	1.900	36	1.936	180.551.516
TOTAL	**2.060**	**1.982**	**4.042**	**520.928.957**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	58.623.789
4.02	Materiales, suministros y mercancías	16.515.310
4.03	Servicios no personales	178.255.606
4.04	Activos reales	1.068.918.741
4.07	Transferencias y donaciones	521.678.957
4.11	Disminución de pasivos	26.750.000
	TOTAL	**1.870.742.403**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	627.760.972
INGRESOS CORRIENTES ORDINARIOS	627.760.972
INGRESOS NO TRIBUTARIOS	42.209.419
Tasas	42.209.419
INGRESOS DE LA PROPIEDAD	4.477.995
Intereses	4.477.995
Intereses internos	4.477.995
Intereses por depósitos	4.477.995
TRANSFERENCIAS CORRIENTES	577.450.646
Transferencias corrientes del sector público	577.450.646
Transferencias corrientes internas recibidas del sector público	577.450.646
De la República	577.450.646
Ministerio del Poder Popular para Ecosocialismo y Aguas	577.450.646
- Recursos Ordinarios	577.450.646
OTROS INGRESOS	3.622.912
Otros ingresos ajenos a la operación	3.622.912
1.2 GASTOS CORRIENTES	620.053.688
GASTOS DE CONSUMO	98.374.731
Remuneraciones	54.720.797
Sueldos, salarios y otras retribuciones	18.270.210
Beneficios y complementos de sueldos y salarios	18.449.282
Aportes patronales	3.741.330
Prestaciones sociales y otras indemnizaciones	10.657.482
Asistencia socioeconómica	3.602.493
Compra de bienes y servicios	36.990.240
Bienes de consumo	16.515.310
Servicios no personales	20.474.930
Impuestos indirectos	6.663.694
TRANSFERENCIAS Y DONACIONES CORRIENTES	521.678.957
Al sector privado	521.678.957
Transferencias corrientes al sector privado	520.928.957
Directas a personas	520.928.957
Pensiones y otros beneficios asociados	180.551.516
Jubilaciones y otros beneficios asociados	340.377.441

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Donaciones corrientes al sector privado	750.000
Donaciones a personas	750.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**7.707.284**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.227.688.715**
RECURSOS PROPIOS DE CAPITAL	7.707.284
Ahorro en cuenta corriente	7.707.284
TRANSFERENCIAS Y DONACIONES DE CAPITAL	1.219.981.431
Transferencias y donaciones de capital del sector público	1.219.981.431
Transferencias de capital recibidas del sector público	1.219.981.431
De la República	1.219.981.431
Ministerio del Poder Popular para Ecosocialismo y Aguas	1.219.981.431
Proyectos por Endeudamiento	1.219.981.431
- Fortalecimiento de Capacidades Nacionales para el Manejo y Disposición Final de los Residuos y Desechos Sólidos	444.463.812
- Saneamiento del Río Guaire (Fase III)	737.717.619
- Saneamiento y Control del Nivel del Lago de Valencia	37.800.000
2.2 GASTOS DE CAPITAL	**1.223.938.715**
INVERSIÓN REAL DIRECTA	1.223.938.715
Formación bruta de capital fijo	1.223.938.715
Maquinaria, equipos y otros bienes muebles	9.342.544
Construcciones de bienes de dominio público	1.059.576.197
Producción propia (gastos capitalizables)	155.019.974
Remuneraciones	3.902.992
Sueldos, salarios y otras retribuciones	2.484.610
Beneficios y complementos de sueldos y salarios	1.062.237
Aportes patronales	121.016
Prestaciones sociales y otras indemnizaciones	235.129
Compra de bienes y servicios	38.347.104
Servicios no personales	38.347.104
Impuestos indirectos	112.769.878
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**3.750.000**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**26.750.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	23.000.000
Disminución de otros activos financieros	23.000.000
Disminución de disponibilidades	23.000.000
Disminución de Banco	23.000.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
SUPERÁVIT FINANCIERO	3.750.000
3.2 APLICACIONES FINANCIERAS	**26.750.000**
DISMINUCIÓN DE PASIVOS	26.750.000
Disminución de cuentas y efectos por pagar	26.750.000
Disminución de cuentas y efectos por pagar a corto plazo	3.750.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	3.750.000
Disminución de otras cuentas y efectos por pagar	23.000.000
Disminución de otras cuentas por pagar a corto plazo	23.000.000

A0103

Fundación Instituto Forestal Latinoamericano

FUNDACIÓN INSTITUTO FORESTAL LATINOAMERICANO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Forestal Latinoamericano (IFLA), fue creado bajo las disposiciones del Decreto N° 1.304 de fecha 26/11/81, publicado en la Gaceta Oficial de la República de Venezuela N° 32.363 de fecha 27/11/81. Esta Institución tiene por objeto desarrollar actividades de investigación científica, documentación, extensión y capacitación, en el campo del manejo integral de los recursos forestales, facilitando la disponibilidad de respuestas técnicas apropiadas y socialmente pertinentes, para la incorporación del sector forestal, como un elemento dinamizador de las economías rurales, bajo diferentes modalidades de explotación, tanto de los recursos forestales naturales, como la implantación de sistemas agroforestales y agrosilvopastoriles, de uso múltiple de la tierra y formas organizativas empresariales o comunitarias, además del manejo integral de cuencas y recursos naturales, servicios ambientales, ordenación del territorio y geopolítica del ambiente.

La formulación del Presupuesto de Ingresos y Egresos para el Ejercicio Económico Financiero 2016, se hizo en base a las exigencias y necesidades básicas del Instituto, lo cual permite dar cumplimiento al Plan Operativo Anual, que a su vez se encuentra enmarcado dentro de las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019, en los Objetivos Históricos III "Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, garantizando la conformación de una zona de paz en Nuestra América" y V "Contribuir con la preservación de la vida en el planeta y la salvación de la especie humana", teniendo como objetivo estratégico institucional, proteger y recuperar las cuencas, la biodiversidad, los bosques, las aguas y los suelos venezolanos.

El financiamiento provendrá de los aportes que le asigna el Ejecutivo Nacional, a través del Presupuesto de Egresos del Ministerio del Poder Popular para Ecosocialismo y Aguas. Asimismo, del producto de las operaciones o contratos que realice en materia de documentación, extensión, investigación o capacitación (recursos propios), derivados de los servicios y ventas de publicaciones del IFLA (Revista Forestal Latinoamericana y otras publicaciones científicas), sobre tópicos forestales, la mayor parte de los cuales son productos de la investigación y recopilación bibliográfica, realizada por el personal técnico de la Institución, además de subvenciones para publicaciones, de organismos o entidades públicas, personas y empresas privadas, nacionales o extranjeras y de los proyectos de investigación y asesorías, contratadas por organismos nacionales e internacionales.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**20.678.755**
INGRESOS CORRIENTES ORDINARIOS	20.678.755
INGRESOS NO TRIBUTARIOS	10.000
Ingresos por contribuciones especiales	10.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	694.709
Venta de otros bienes y servicios	694.709
TRANSFERENCIAS CORRIENTES	19.954.046
Transferencias corrientes del sector público	19.954.046
Transferencias corrientes internas recibidas del sector público	19.954.046
De la República	19.954.046
OTROS INGRESOS	20.000
Otros ingresos ordinarios	20.000
INGRESOS DE CAPITAL	**30.000**
RECURSOS PROPIOS DE CAPITAL	30.000
Incremento de la depreciación y amortización acumuladas	30.000
TOTAL RECURSOS	**20.708.755**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**13.220.971**
GASTOS DE CONSUMO	13.190.971
Remuneraciones	7.632.850
Sueldos, salarios y otras retribuciones	3.808.080
Beneficios y complementos de sueldos y salarios	1.300.024
Aportes patronales	645.364
Prestaciones sociales y otras indemnizaciones	533.948
Asistencia socioeconómica	928.954
Otros gastos de personal	416.480
Compra de bienes y servicios	5.338.121
Bienes de consumo	2.700.000
Servicios no personales	2.638.121
Impuestos indirectos	190.000
Depreciación y amortización	30.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	30.000
Al sector privado	30.000
Donaciones corrientes al sector privado	30.000
Donaciones a instituciones sin fines de lucro	30.000
GASTOS DE CAPITAL	**7.487.784**
INVERSIÓN REAL DIRECTA	7.487.784
Formación bruta de capital fijo	7.487.784
Maquinaria, equipos y otros bienes muebles	7.487.784
TOTAL EGRESOS	**20.708.755**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género Fem.	Meta: Género Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
127658	Identificación y caracterización de los productos forestales no maderables (PFNM), de la reserva forestal de Imataca. Unidad V.	Estudio	1					5.863.559				5.863.559
TOTAL								5.863.559				5.863.559

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Transferencias y Donaciones: De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	694.709		3.180.974				3.875.683
02	Gestión administrativa	60.000		10.909.513				10.969.513
TOTAL		754.709		14.090.487				14.845.196

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	12	3		15	2.250.740		2.250.740
Directivo	1			1	154.401		154.401
Profesional y Técnico	1			1	129.418		129.418
Personal Administrativo	5			5	668.920		668.920
Personal de Investigación	4	2		6	1.045.165		1.045.165
Obrero	1	1		2	252.836		252.836
TOTAL	12	3		15	2.250.740		2.250.740

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	7.632.850
4.02	Materiales, suministros y mercancías	2.700.000
4.03	Servicios no personales	2.828.121
4.04	Activos reales	7.487.784
4.07	Transferencias y donaciones	30.000
4.08	Otros gastos	30.000
	TOTAL	20.708.755

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**20.678.755**
INGRESOS CORRIENTES ORDINARIOS	20.678.755
INGRESOS NO TRIBUTARIOS	10.000
Ingresos por contribuciones especiales	10.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	694.709
Venta de otros bienes y servicios	694.709
TRANSFERENCIAS CORRIENTES	19.954.046
Transferencias corrientes del sector público	19.954.046
Transferencias corrientes internas recibidas del sector público	19.954.046
De la República	19.954.046
Ministerio del Poder Popular para Ecosocialismo y Aguas	19.954.046
-Recursos Ordinarios	19.954.046
OTROS INGRESOS	20.000
Otros ingresos ordinarios	20.000
1.2 GASTOS CORRIENTES	**13.220.971**
GASTOS DE CONSUMO	13.190.971
Remuneraciones	7.632.850
Sueldos, salarios y otras retribuciones	3.808.080
Beneficios y complementos de sueldos y salarios	1.300.024
Aportes patronales	645.364
Prestaciones sociales y otras indemnizaciones	533.948
Asistencia socioeconómica	928.954
Otros gastos de personal	416.480
Compra de bienes y servicios	5.338.121
Bienes de consumo	2.700.000
Servicios no personales	2.638.121
Impuestos indirectos	190.000
Depreciación y amortización	30.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	30.000
Al sector privado	30.000
Donaciones corrientes al sector privado	30.000
Donaciones a instituciones sin fines de lucro	30.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**7.457.784**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**7.487.784**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
RECURSOS PROPIOS DE CAPITAL	7.487.784
Ahorro en cuenta corriente	7.457.784
Incremento de la depreciación y amortización acumuladas	30.000
2.2 GASTOS DE CAPITAL	**7.487.784**
INVERSIÓN REAL DIRECTA	7.487.784
Formación bruta de capital fijo	7.487.784
Maquinaria, equipos y otros bienes muebles	7.487.784
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0324

Fundación de Educación Ambiental

FUNDACIÓN DE EDUCACIÓN AMBIENTAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación de Educación Ambiental, fue creada por el Ejecutivo Nacional según Decreto Nº 2.211 de fecha 21/06/1977, publicado en Gaceta Oficial de la República de Venezuela Nº 31.236 de fecha 23/06/1977, teniendo como competencias participar y colaborar con el órgano de adscripción, en materia de educación y divulgación ambiental; realizar actividades de promoción, animación, diseño y programación; desarrollar programas de formación, capacitación y actualización en materia ambiental, que contribuyan a elevar el nivel de conciencia y compromiso ecológico de la comunidad en general, realizando talleres, cursos, charlas, actividades culturales, entre otros, así como realizar labores de divulgación, tanto en el ámbito nacional, como internacional, sobre temas y estudios de carácter ambiental, mediante publicaciones científicas, técnicas y educativas.

Para el ejercicio económico financiero 2016, la Fundación fortalecerá la gestión integral de sensibilización, divulgación y promoción del área ambiental, mediante la ejecución del proyecto "Producción y divulgación de publicaciones de educación ambiental mediante el fortalecimiento del Fondo Editorial de FUNDAMBIENTE" y garantizar la participación comunitaria, editando y difundiendo las obras para el conocimiento público, para democratizar la información en manos del Poder Popular, todo ello enmarcado en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013 – 2019.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**97.272.157**
INGRESOS CORRIENTES ORDINARIOS	97.272.157
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	23.853.692
Venta de otros bienes y servicios	23.853.692
TRANSFERENCIAS CORRIENTES	73.418.465
Transferencias corrientes del sector público	73.418.465
Transferencias corrientes internas recibidas del sector público	73.418.465
De la República	73.418.465
INGRESOS DE CAPITAL	**62.500**
RECURSOS PROPIOS DE CAPITAL	62.500
Incremento de la depreciación y amortización acumuladas	62.500
TOTAL RECURSOS	**97.334.657**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**65.788.072**
GASTOS DE CONSUMO	48.378.694
Remuneraciones	19.555.288
Sueldos, salarios y otras retribuciones	9.013.530
Beneficios y complementos de sueldos y salarios	6.398.748
Aportes patronales	1.209.836
Prestaciones sociales y otras indemnizaciones	1.885.164
Asistencia socioeconómica	1.048.010
Compra de bienes y servicios	23.812.504
Bienes de consumo	11.903.440
Servicios no personales	11.909.064
Impuestos indirectos	4.948.402
Depreciación y amortización	62.500
TRANSFERENCIAS Y DONACIONES CORRIENTES	735.734
Al sector privado	735.734
Transferencias corrientes al sector privado	735.734
Directas a personas	735.734
Jubilaciones y otros beneficios asociados	735.734
OTROS GASTOS CORRIENTES	16.673.644
Otros gastos corrientes	16.673.644
Bienes y servicios para la venta	16.673.644
GASTOS DE CAPITAL	**21.304.040**
INVERSIÓN REAL DIRECTA	21.304.040
Formación bruta de capital fijo	20.920.000
Maquinaria, equipos y otros bienes muebles	20.920.000
Bienes intangibles	384.040
APLICACIONES FINANCIERAS	**10.242.545**
DISMINUCIÓN DE PASIVOS	10.242.545
Disminución de cuentas y efectos por pagar	10.242.545
Disminución de cuentas y efectos por pagar a corto plazo	10.242.545
Disminución de intereses por pagar	10.242.545
Disminución de intereses internos por pagar	10.242.545
TOTAL EGRESOS	**97.334.657**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Género: Fem.	Meta: Género: Masc.	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	Recursos: Ingresos: Transferencias y Donaciones: De la República: Otras	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
127657	Producción y divulgación de publicaciones de educación ambiental mediante el fortalecimiento del Fondo Editorial de FUNDAMBIENTE	Publicación	16					43.354.407				43.354.407
TOTAL								**43.354.407**				**43.354.407**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			14.484.534				14.484.534
02	Gestión administrativa	23.916.192		14.843.790				38.759.982
03	Previsión y protección social			735.734				735.734
	TOTAL	23.916.192		30.064.058				53.980.250

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**31**	**22**		**53**	**2.482.430**	**393.840**	**2.876.270**
Alto Nivel y de Dirección		1		1	100.760		100.760
Directivo	4	5		9	582.523		582.523
Profesional y Técnico	18	12		30	1.076.901	244.603	1.321.504
Personal Administrativo	4	2		6	215.380	48.921	264.301
Obrero	5	2		7	506.866	100.316	607.182
Personal Contratado	**2**	**2**		**4**	**960.000**		**960.000**
Profesional y Técnico	2	2		4	960.000		960.000
TOTAL	**33**	**24**		**57**	**3.442.430**	**393.840**	**3.836.270**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	3		3	**735.734**
Empleados	3		3	735.734
TOTAL	3		3	**735.734**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	19.555.288
4.02	Materiales, suministros y mercancías	28.577.084
4.03	Servicios no personales	16.857.466
4.04	Activos reales	21.304.040
4.07	Transferencias y donaciones	735.734
4.08	Otros gastos	62.500
4.11	Disminución de pasivos	10.242.545
	TOTAL	97.334.657

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**97.272.157**
INGRESOS CORRIENTES ORDINARIOS	97.272.157
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	23.853.692
Venta de otros bienes y servicios	23.853.692
TRANSFERENCIAS CORRIENTES	73.418.465
Transferencias corrientes del sector público	73.418.465
Transferencias corrientes internas recibidas del sector público	73.418.465
De la República	73.418.465
1.2 GASTOS CORRIENTES	**65.788.072**
GASTOS DE CONSUMO	48.378.694
Remuneraciones	19.555.288
Sueldos, salarios y otras retribuciones	9.013.530
Beneficios y complementos de sueldos y salarios	6.398.748
Aportes patronales	1.209.836
Prestaciones sociales y otras indemnizaciones	1.885.164
Asistencia socioeconómica	1.048.010
Compra de bienes y servicios	23.812.504
Bienes de consumo	11.903.440
Servicios no personales	11.909.064
Impuestos indirectos	4.948.402
Depreciación y amortización	62.500
TRANSFERENCIAS Y DONACIONES CORRIENTES	735.734
Al sector privado	735.734
Transferencias corrientes al sector privado	735.734
Directas a personas	735.734
Jubilaciones y otros beneficios asociados	735.734
OTROS GASTOS CORRIENTES	16.673.644
Otros gastos corrientes	16.673.644
Bienes y servicios para la venta	16.673.644
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**31.484.085**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**31.546.585**
RECURSOS PROPIOS DE CAPITAL	31.546.585
Ahorro en cuenta corriente	31.484.085
Incremento de la depreciación y amortización acumuladas	62.500

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2.2 GASTOS DE CAPITAL	**21.304.040**
INVERSIÓN REAL DIRECTA	21.304.040
Formación bruta de capital fijo	20.920.000
Maquinaria, equipos y otros bienes muebles	20.920.000
Bienes intangibles	384.040
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**10.242.545**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**10.242.545**
SUPERÁVIT FINANCIERO	10.242.545
3.2 APLICACIONES FINANCIERAS	**10.242.545**
DISMINUCIÓN DE PASIVOS	10.242.545
Disminución de cuentas y efectos por pagar	10.242.545
Disminución de cuentas y efectos por pagar a corto plazo	10.242.545
Disminución de intereses por pagar	10.242.545
Disminución de intereses internos por pagar	10.242.545

A0343

Fundación Laboratorio Nacional de Hidráulica

FUNDACIÓN LABORATORIO NACIONAL DE HIDRÁULICA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Laboratorio Nacional de Hidráulica, fue creada bajo las disposiciones legales establecidas en la Resolución MOP N° 93 de fecha 19/08/1970 y Resolución INOS N° 148 de fecha 21/08/1970, publicadas en la Gaceta Oficial de la República de Venezuela N° 29.296 de fecha 19/08/1970, siendo su objeto fundamental, realizar estudios mediante el uso de modelos físicos y matemáticos, con la finalidad de solucionar problemas complejos en el campo de la ingeniería hidráulica en Venezuela, a través de la investigación hidrológica, para atender la demanda de servicios en las instituciones públicas, privadas y colectividad en general. Esta Fundación, se enfoca en la promoción de acciones para la protección y conservación de aguas estratégicas, como las fuentes de aguas superficiales y subterráneas, gestionando en forma integrada las cuencas hidrográficas, la biodiversidad y la gestión sostenible de mares, océanos y bosques.

La formulación del Presupuesto de Ingresos y Egresos para el año 2016, se realiza de conformidad con lo establecido en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019, específicamente en su Objetivo Histórico V: "Preservar la vida en el planeta y salvar la especie humana".

El financiamiento provendrá de los aportes que le asigna el Ejecutivo Nacional, a través del Presupuesto de Egresos del Ministerio del Poder Popular para Ecosocialismo y Aguas; aunado a ello, se complementará esta ejecución, con recursos derivados de las operaciones propias, originados en las ventas de bienes y servicios especializados, así como saldos de caja y deudores comerciales primordialmente.

La gestión del ente para el Ejercicio Económico Financiero 2016, se fundamenta en la ejecución del proyecto "Estudio hidrológico en las cuencas de los ríos Uribante y Neverí e hidrodinámica costera en el estado Carabobo/contrato 2016", estimándose gastos de operaciones y de funcionamiento, basados en el comportamiento histórico de los mismos.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**24.634.332**
INGRESOS CORRIENTES ORDINARIOS	24.634.332
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.304.967
Venta de otros bienes y servicios	2.304.967
TRANSFERENCIAS CORRIENTES	22.329.365
Transferencias corrientes del sector público	22.329.365
Transferencias corrientes internas recibidas del sector público	22.329.365
De la República	22.329.365
INGRESOS DE CAPITAL	**792.630**
RECURSOS PROPIOS DE CAPITAL	792.630
Incremento de la depreciación y amortización acumuladas	792.630
FUENTES FINANCIERAS	**1.781.015**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.781.015
Disminución de otros activos financieros	1.781.015
Disminución de disponibilidades	200.000
Disminución de bancos	200.000
Disminución de cuentas por cobrar a corto plazo	1.581.015
Disminución de cuentas comerciales por cobrar a corto plazo	1.581.015
TOTAL RECURSOS	**27.207.977**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**21.823.127**
GASTOS DE CONSUMO	21.290.001
Remuneraciones	9.620.252
Sueldos, salarios y otras retribuciones	5.090.595
Beneficios y complementos de sueldos y salarios	2.114.103
Aportes patronales	452.052
Prestaciones sociales y otras indemnizaciones	958.140
Asistencia socioeconómica	1.005.362
Compra de bienes y servicios	9.426.840
Bienes de consumo	4.430.022
Servicios no personales	4.996.818
Impuestos indirectos	1.450.279
Depreciación y amortización	792.630
TRANSFERENCIAS Y DONACIONES CORRIENTES	498.566
Al sector privado	498.566
Transferencias corrientes al sector privado	498.566
Directas a personas	498.566
Jubilaciones y otros beneficios asociados	498.566
OTROS GASTOS CORRIENTES	34.560
Indemnizaciones y sanciones pecuniarias	34.560
Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	34.560
GASTOS DE CAPITAL	**2.950.000**
INVERSIÓN REAL DIRECTA	2.950.000
Formación bruta de capital fijo	2.350.000
Maquinaria, equipos y otros bienes muebles	2.350.000
Bienes intangibles	600.000
APLICACIONES FINANCIERAS	**2.434.850**
DISMINUCIÓN DE PASIVOS	2.434.850
Disminución de cuentas y efectos por pagar	1.074.403
Disminución de cuentas y efectos por pagar a corto plazo	1.074.403
Disminución de sueldos, salarios y otras remuneraciones por pagar	171.054
Disminución de aportes patronales y retenciones laborales por pagar	903.349
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	244.611
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	95.073
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	563.665

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
Disminución de otros pasivos	1.360.447
Disminución de obligaciones de ejercicios anteriores	1.360.447
TOTAL EGRESOS	27.207.977

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Meta				Fecha de Inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
N.E	Ppto.		Unidad de Medida	Cant.	Género								
					Fem.	Masc.							
121381	A03430022000	Estudio hidrológico en las cuencas de los ríos Uribante y Neverí e hidrodinámica costera en el estado Carabobo/contrato 2016	Estudio	4			01/04/2014	30/09/2016	6.124.726	3.559.125			9.683.851
TOTAL									6.124.726	3.559.125			9.683.851

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
121381	Estudio hidrológico en las cuencas de los ríos Unibante y Neverí e hidrodinámica costera en el estado Carabobo/contrato 2016	Estudio	4			2.211.576		1.347.549				3.559.125
TOTAL						2.211.576		1.347.549				3.559.125

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	50.000		7.983.250				8.033.250
02	Gestión administrativa	836.021		12.500.000			1.781.015	15.117.036
03	Previsión y protección social			498.566				498.566
TOTAL		886.021		20.981.816			1.781.015	23.648.852

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**16**	**23**		**39**	**2.207.370**		**2.207.370**
Alto Nivel y de Dirección		1		1	104.500		104.500
Directivo	1	2		3	188.277		188.277
Profesional y Técnico	10	9		19	1.192.422		1.192.422
Personal Administrativo	2	3		5	313.796		313.796
Obrero	3	8		11	408.375		408.375
Personal Contratado	**4**	**2**		**6**	**1.063.004**		**1.063.004**
Profesional y Técnico	4	2		6	1.063.004		1.063.004
TOTAL	**20**	**25**		**45**	**3.270.374**		**3.270.374**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**2**	**5**	**7**	**498.566**
Empleados	2	1	3	213.671
Obreros		4	4	284.895
TOTAL	**2**	**5**	**7**	**498.566**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	9.620.252
4.02	Materiales, suministros y mercancías	4.430.022
4.03	Servicios no personales	6.447.097
4.04	Activos reales	2.950.000
4.07	Transferencias y donaciones	498.566
4.08	Otros gastos	827.190
4.11	Disminución de pasivos	2.434.850
	TOTAL	27.207.977

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	24.634.332
INGRESOS CORRIENTES ORDINARIOS	24.634.332
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.304.967
Venta de otros bienes y servicios	2.304.967
TRANSFERENCIAS CORRIENTES	22.329.365
Transferencias corrientes del sector público	22.329.365
Transferencias corrientes internas recibidas del sector público	22.329.365
De la República	22.329.365
Ministerio del Poder Popular para Ecosocialismo y Aguas	22.329.365
-Recursos Ordinarios	22.329.365
1.2 GASTOS CORRIENTES	21.823.127
GASTOS DE CONSUMO	21.290.001
Remuneraciones	9.620.252
Sueldos, salarios y otras retribuciones	5.090.595
Beneficios y complementos de sueldos y salarios	2.114.103
Aportes patronales	452.052
Prestaciones sociales y otras indemnizaciones	958.140
Asistencia socioeconómica	1.005.362
Compra de bienes y servicios	9.426.840
Bienes de consumo	4.430.022
Servicios no personales	4.996.818
Impuestos indirectos	1.450.279
Depreciación y amortización	792.630
TRANSFERENCIAS Y DONACIONES CORRIENTES	498.566
Al sector privado	498.566
Transferencias corrientes al sector privado	498.566
Directas a personas	498.566
Jubilaciones y otros beneficios asociados	498.566
OTROS GASTOS CORRIENTES	34.560
Indemnizaciones y sanciones pecuniarias	34.560
Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	34.560
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	2.811.205
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	3.603.835
RECURSOS PROPIOS DE CAPITAL	3.603.835

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Ahorro en cuenta corriente	2.811.205
Incremento de la depreciación y amortización acumuladas	792.630
2.2 GASTOS DE CAPITAL	**2.950.000**
INVERSIÓN REAL DIRECTA	2.950.000
Formación bruta de capital fijo	2.350.000
Maquinaria, equipos y otros bienes muebles	2.350.000
Bienes intangibles	600.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**653.835**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**2.434.850**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.781.015
Disminución de otros activos financieros	1.781.015
Disminución de disponibilidades	200.000
Disminución de bancos	200.000
Disminución de cuentas por cobrar a corto plazo	1.581.015
Disminución de cuentas comerciales por cobrar a corto plazo	1.581.015
SUPERÁVIT FINANCIERO	653.835
3.2 APLICACIONES FINANCIERAS	**2.434.850**
DISMINUCIÓN DE PASIVOS	2.434.850
Disminución de cuentas y efectos por pagar	1.074.403
Disminución de cuentas y efectos por pagar a corto plazo	1.074.403
Disminución de sueldos, salarios y otras remuneraciones por pagar	171.054
Disminución de aportes patronales y retenciones laborales por pagar	903.349
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	244.611
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	95.073
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	563.665
Disminución de otros pasivos	1.360.447
Disminución de obligaciones de ejercicios anteriores	1.360.447

A0354

Fundación Nacional de Parques Zoológicos y Acuarios

FUNDACIÓN NACIONAL DE PARQUES ZOOLÓGICOS Y ACUARIOS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Nacional de Parques Zoológicos y Acuarios (Funpza), como institución oficial, creada por el Ejecutivo Nacional según Decreto Nº 1.436 de fecha 24-01-1991, y constituida el 15-05-1991 bajo la adscripción actual del Ministerio del Poder Popular para Ecosocialismo y Aguas, tiene funciones públicas expresas asignadas en su decreto de creación, sus estatutos y el Reglamento de la Ley de Protección a la Fauna Silvestre, en concordancia con la Ley de Gestión de la Diversidad Biológica y la Resolución MARN Nº 137 (Gaceta Oficial de la República de Venezuela Nº 36.314 del 16-10-97), que regula el registro y funcionamiento de los parques zoológicos y acuarios nacionales.

Tiene como misión integrar a las comunidades en el funcionamiento de los centros de conservación ex situ (parques zoológicos, acuarios e instituciones afines) de Venezuela, con la finalidad de reivindicar su rol ancestral como protectores de la naturaleza y promotores de la conciencia ecológica originaria. Incentivar en estos espacios, la participación y el sentido de identificación con la fauna autóctona, mediante el establecimiento de lineamientos para la gestión y funcionamiento, en cuanto al manejo de las poblaciones cautivas y el desarrollo de programas de educación y participación comunitaria.

En el marco de lo establecido en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019, la gestión de la Fundación deberá coadyuvar con el objetivo central de cuidar al planeta y las especies que lo habitan, por lo que se propone incorporar a las comunidades en la gestión de conservación, defensa y mejora del ambiente, fomentando el desarrollo de las instituciones zoológicas, mediante su transformación en verdaderos centros de conservación, estableciendo alianzas estratégicas con diferentes organizaciones, nacionales e internacionales, a los fines de lograr el financiamiento para alcanzar las metas propuestas.

Con la ejecución de los proyectos que conforman el presupuesto de la Fundación para el año 2016, se implementarán los protocolos de vigilancia y control en puertos y aeropuertos, para combatir el tráfico de flora y fauna silvestre, que beneficiará a toda la población nacional (humana, animal, vegetal y mineral); igualmente, se capacitarán aproximadamente a 600 comunidades en gestión de la conservación y aprovechamiento de especies y se promoverá y divulgará la información de los trabajos de investigación, realizados durante el desarrollo del Congreso Venezolano de Diversidad Biológica, el cual entrará con la participación de aproximadamente 3.000 investigadores y estudiantes de gestión ambiental, nacional e internacional; la creación de la normativa del Sistema Nacional de Zoológicos, Acuarios y Centros Afines (SINAZ), garantizando asimismo la articulación necesaria para su transformación en verdaderos centros de conservación, beneficiando a las especies que se encuentran en estado crítico de extinción.

En este sentido; para lograr la consecución de los objetivos previstos, la Institución se establecerá como meta la ejecución eficiente de los siguientes proyectos:

- Transformación de los zoológicos acuarios, viveros y jardines botánicos en verdaderos centros de conservación con base en la Estrategia Nacional para la Conservación de la Diversidad Biológica.
- Sistema nacional de investigación y monitoreo de agentes etiológicos, en áreas estratégicas para la conservación.
- Educación para la conservación, divulgación y gestión de la diversidad biológica.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**34.701.460**
INGRESOS CORRIENTES ORDINARIOS	34.701.460
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	20.900.000
Venta de otros bienes y servicios	20.900.000
TRANSFERENCIAS CORRIENTES	13.801.460
Transferencias corrientes del sector público	13.801.460
Transferencias corrientes internas recibidas del sector público	13.801.460
De la República	13.801.460
INGRESOS DE CAPITAL	**455.350**
RECURSOS PROPIOS DE CAPITAL	455.350
Incremento de la depreciación y amortización acumuladas	455.350
TOTAL RECURSOS	**35.156.810**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**34.522.140**
GASTOS DE CONSUMO	34.522.140
Remuneraciones	2.129.336
Sueldos, salarios y otras retribuciones	1.886.945
Beneficios y complementos de sueldos y salarios	141.750
Aportes patronales	38.881
Prestaciones sociales y otras indemnizaciones	61.760
Compra de bienes y servicios	30.554.454
Bienes de consumo	8.131.499
Servicios no personales	22.422.955
Impuestos indirectos	1.383.000
Depreciación y amortización	455.350
APLICACIONES FINANCIERAS	**634.670**
INVERSIÓN FINANCIERA	634.670
Incremento de otros activos financieros	634.670
Incremento de disponibilidades	634.670
Incremento de bancos	634.670
TOTAL EGRESOS	**35.156.810**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Meta				Fecha de Inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
N.E	Ppto.		Unidad de Medida	Cant.	Género								
					Fem.	Masc.							
122380	A03540023000	Transformación de los zoológicos , acuarios, viveros y jardines botánicos en verdaderos centros de conservación con base en la Estrategia Nacional para la conservación de la diversidad biológica	Zoológico	20			01/01/2014	31/12/2019	3.407.699	3.516.570	1.157.053	2.609.722	10.691.044
122384	A03540022000	Sistema nacional de investigación y monitoreo de agentes etiológicos en áreas estratégicas para la conservación	Plan	1			01/01/2014	31/12/2019	11.711.564	4.557.752	1.600.346	3.360.060	21.229.722
122390	A03540021000	Educación para la conservación, divulgación y gestión de la diversidad biológica	Programa	1			01/01/2014	31/12/2019	8.898.405	12.690.132	2.320.893	5.069.628	28.979.058
			TOTAL						24.017.668	20.764.454	5.078.292	11.039.410	60.899.824

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos							Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos						Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones						
							De la República		De los Entes Descentralizados	Otras			
							Proyectos por Endeudamiento	Otras					
122380	Transformación de los zoológicos , acuarios, viveros y jardines botánicos en verdaderos centros de conservación con base en la Estrategia Nacional para la conservación de la diversidad biológica	Zoológico	20			3.516.570							3.516.570
122384	Sistema nacional de investigación y monitoreo de agentes etiológicos en áreas estratégicas para la conservación	Plan	1			4.557.752							4.557.752
122390	Educación para la conservación, divulgación y gestión de la diversidad biológica	Programa	1			12.690.132							12.690.132
	TOTAL					**20.764.454**							**20.764.454**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	115.876		1.301.460				1.417.336
02	Gestión administrativa	475.020		12.500.000				12.975.020
	TOTAL	590.896		13.801.460				14.392.356

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	4	3		7	685.384		685.384
Directivo		1		1	89.530		89.530
Profesional y Técnico	3	2		5	502.871		502.871
Personal Administrativo	1			1	92.983		92.983
Personal Contratado	7	3		10	1.145.820		1.145.820
Personal de Investigación	7	3		10	1.145.820		1.145.820
TOTAL	11	6		17	1.831.204		1.831.204

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	2.129.336
4.02	Materiales, suministros y mercancias	8.131.499
4.03	Servicios no personales	23.805.955
4.05	Activos financieros	634.670
4.08	Otros gastos	455.350
	TOTAL	35.156.810

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**34.701.460**
INGRESOS CORRIENTES ORDINARIOS	34.701.460
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	20.900.000
Venta de otros bienes y servicios	20.900.000
TRANSFERENCIAS CORRIENTES	13.801.460
Transferencias corrientes del sector público	13.801.460
Transferencias corrientes internas recibidas del sector público	13.801.460
De la República	13.801.460
Ministerio del Poder Popular para Ecosocialismo y Aguas	13.801.460
Recursos Ordinarios	13.801.460
1.2 GASTOS CORRIENTES	**34.522.140**
GASTOS DE CONSUMO	34.522.140
Remuneraciones	2.129.336
Sueldos, salarios y otras retribuciones	1.886.945
Beneficios y complementos de sueldos y salarios	141.750
Aportes patronales	38.881
Prestaciones sociales y otras indemnizaciones	61.760
Compra de bienes y servicios	30.554.454
Bienes de consumo	8.131.499
Servicios no personales	22.422.955
Impuestos indirectos	1.383.000
Depreciación y amortización	455.350
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**179.320**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**634.670**
RECURSOS PROPIOS DE CAPITAL	634.670
Ahorro en cuenta corriente	179.320
Incremento de la depreciación y amortización acumuladas	455.350
2.2 GASTOS DE CAPITAL	
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**634.670**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**634.670**
SUPERÁVIT FINANCIERO	634.670
3.2 APLICACIONES FINANCIERAS	**634.670**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
INVERSIÓN FINANCIERA	634.670
Incremento de otros activos financieros	634.670
Incremento de disponibilidades	634.670
Incremento de bancos	634.670

A1314

Instituto Nacional de Meteorología e Hidrología (INAMEH)

INSTITUTO NACIONAL DE METEOROLOGÍA E HIDROLOGÍA (INAMEH)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Instituto Nacional de Meteorología e Hidrología (Inameh), fue creado en atención a lo previsto en la Ley de Meteorología e Hidrología Nacional, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 5.833 Extraordinario del 22 de diciembre de 2006, con el fin de regular y coordinar la actividad hidrometeorológica nacional, siendo además el ente oficial en la divulgación de información hidrológica y meteorológica de manera confiable y oportuna, a fin de contribuir tanto a la preservación de vidas y bienes, como al desarrollo socioeconomico del país, mediante talento humano especializado y tecnología de vanguardia, enmarcado en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013 – 2019.

Para cumplir con este mandato, se ha hecho necesario avanzar en la profundización del desarrollo del proyecto Socialista del siglo XXI, mediante la articulación del Plan de la Patria, con las políticas regionales y locales, apuntando a los Objetivos Históricos "Contribuir con la preservación de la vida en el planeta y la salvación de la especie humana" y " Convertir a Venezuela en un país potencia en los social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe", que garanticen la conformación de una zona de paz en Nuestra América", enmarcados en los ámbitos de su competencia, en cuyo marco se estima la ejecución de los siguientes proyectos:

- "Generación de información hidrometeorológica confiable para la gestión óptima del recurso hídrico", cuyo objetivo es generar información hidrometeorológica a fin de garantizar la sostenibilidad del uso eficiente y razonable del agua y así asegurar la sustentabilidad de la actividad hidrometeorologica con la finalidad de optimizar la capacidad de estimar la oferta de agua en el país, y de esta forma responder a las necesidades actuales de la población.

- "Fortalecimiento a la conformación de sistemas de alerta temprana en poblaciones vulnerables", con el objetivo de reducir la vulnerabilidad de la población ubicada en zonas de riesgo ante la amenaza de fenómenos hidrometeorológicos, apoyando a las comunidades en la generación de información a través de los pluviómetros artesanales y la transferencia de conocimiento para la conformación de los sistemas de alertas.

- "Optimización de la red hidrometeorológica nacional", para garantizar la disponibilidad de los datos hidrometeorológicos, para la generación de información confiable con fines de pronóstico, investigación y aplicación en materia de meteorología, hidrología y climatología, para apoyar en la toma de decisiones a los sectores productivos del país, la conservación de fuentes de agua potable y a los organismos del Estado, encargados de atender a la población ante la ocurrencia de fenómenos meteorológicos adversos.

Los ingresos serán provendrán de transferencias del Sector Público y de Organismos Internacionales, aliados estratégicos que buscan apoyar y mantener la línea socialista del Estado Venezolano, para la ejecución de sus proyectos y expandir sus productos y servicios altamente especializados, a los entes públicos, privados y comunidades existentes en el país. El Inameh, pretende realizar alianzas estratégicas y convenios de cooperación, permitiendo de este modo la prestación del servicio hidrometeorológico eficiente, que requiere el país.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**238.366.991**
INGRESOS CORRIENTES ORDINARIOS	238.366.991
TRANSFERENCIAS CORRIENTES	238.366.991
Transferencias corrientes del sector público	238.366.991
Transferencias corrientes internas recibidas del sector público	238.366.991
De la República	238.366.991
INGRESOS DE CAPITAL	**201.764.288**
RECURSOS PROPIOS DE CAPITAL	1.634.288
Incremento de la depreciación y amortización acumuladas	1.634.288
TRANSFERENCIAS Y DONACIONES DE CAPITAL	200.130.000
Transferencias y donaciones de capital del sector público	200.130.000
Transferencias de capital recibidas del sector público	200.130.000
De la República	200.130.000
TOTAL RECURSOS	**440.131.279**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**214.433.316**
GASTOS DE CONSUMO	214.296.054
Remuneraciones	71.691.290
Sueldos, salarios y otras retribuciones	24.587.246
Beneficios y complementos de sueldos y salarios	24.966.467
Aportes patronales	3.889.185
Prestaciones sociales y otras indemnizaciones	7.832.907
Asistencia socioeconómica	10.415.485
Compra de bienes y servicios	122.775.895
Bienes de consumo	42.221.436
Servicios no personales	80.554.459
Impuestos indirectos	18.194.581
Depreciación y amortización	1.634.288
GASTOS DE LA PROPIEDAD	137.262
Derechos sobre bienes intangibles	137.262
GASTOS DE CAPITAL	**225.697.963**
INVERSIÓN REAL DIRECTA	225.697.963
Formación bruta de capital fijo	221.627.863
Maquinaria, equipos y otros bienes muebles	89.678.233
Bienes preexistentes	21.036.094
Construcciones de bienes de dominio privado	600.000
Producción propia (gastos capitalizables)	110.313.536
Compra de bienes y servicios	89.150.357
Bienes de consumo	3.463.018
Servicios no personales	85.687.339
Impuestos indirectos	21.163.179
Bienes intangibles	4.070.100
TOTAL EGRESOS	**440.131.279**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Meta				Fecha de Inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
N.E	Ppto.		Unidad de Medida	Cant.	Género								
					Fem.	Masc.							
119055	A13140023000	Optimización de la red hidrometeorológica nacional	Estación	948			01/01/2015	31/12/2018	60.450.000	200.130.000	169.890.000	109.440.000	539.910.000
TOTAL									60.450.000	200.130.000	169.890.000	109.440.000	539.910.000

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
119055	Optimización de la red hidrometeorológica nacional	Estación	948				200.130.000					200.130.000
127684	Generación de información hidrometeorológica confiable para la gestión óptima del recurso hídrico. Fase II	Boletín	17.000					108.890.231				108.890.231
127744	Fortalecimiento a la conformación de sistemas de alerta temprana hidrometeorológica en poblaciones vulnerables. Fase II	Comunidad	50					18.588.958				18.588.958
TOTAL							200.130.000	127.479.189				327.609.189

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			47.974.262				47.974.262
02	Gestión administrativa	1.634.288		62.913.540				64.547.828
TOTAL		1.634.288		110.887.802				112.522.090

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**15**	**24**	**3**	**42**	**948.507**		**948.507**
Alto Nivel y de Dirección		1		1	33.256		33.256
Directivo	15	23	3	41	915.251		915.251
Personal Contratado	**90**	**138**		**228**	**18.967.196**		**18.967.196**
Profesional y Técnico	52	97		149	13.357.063		13.357.063
Personal Administrativo	28	22		50	4.482.250		4.482.250
Obrero	10	19		29	1.127.883		1.127.883
TOTAL	**105**	**162**	**3**	**270**	**19.915.703**		**19.915.703**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	71.691.290
4.02	Materiales, suministros y mercancías	45.684.454
4.03	Servicios no personales	205.736.820
4.04	Activos reales	115.384.427
4.08	Otros gastos	1.634.288
	TOTAL	**440.131.279**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**238.366.991**
INGRESOS CORRIENTES ORDINARIOS	238.366.991
TRANSFERENCIAS CORRIENTES	238.366.991
Transferencias corrientes del sector público	238.366.991
Transferencias corrientes internas recibidas del sector público	238.366.991
De la República	238.366.991
Ministerio del Poder Popular para Ecosocialismo y Aguas	238.366.991
- Recursos Ordinarios	238.366.991
1.2 GASTOS CORRIENTES	**214.433.316**
GASTOS DE CONSUMO	214.296.054
Remuneraciones	71.691.290
Sueldos, salarios y otras retribuciones	24.587.246
Beneficios y complementos de sueldos y salarios	24.966.467
Aportes patronales	3.889.185
Prestaciones sociales y otras indemnizaciones	7.832.907
Asistencia socioeconómica	10.415.485
Compra de bienes y servicios	122.775.895
Bienes de consumo	42.221.436
Servicios no personales	80.554.459
Impuestos indirectos	18.194.581
Depreciación y amortización	1.634.288
GASTOS DE LA PROPIEDAD	137.262
Derechos sobre bienes intangibles	137.262
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**23.933.675**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**225.697.963**
RECURSOS PROPIOS DE CAPITAL	25.567.963
Ahorro en cuenta corriente	23.933.675
Incremento de la depreciación y amortización acumuladas	1.634.288
TRANSFERENCIAS Y DONACIONES DE CAPITAL	200.130.000
Transferencias y donaciones de capital del sector público	200.130.000
Transferencias de capital recibidas del sector público	200.130.000
De la República	200.130.000
Ministerio del Poder Popular para Ecosocialismo y Aguas	200.130.000

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
- Proyectos por Endeudamiento	200.130.000
Optimización de la Red Hidrometeorológica Nacional	200.130.000
2.2 GASTOS DE CAPITAL	**225.697.963**
INVERSIÓN REAL DIRECTA	225.697.963
Formación bruta de capital fijo	221.627.863
Maquinaria, equipos y otros bienes muebles	89.678.233
Bienes preexistentes	21.036.094
Construcciones de bienes de dominio privado	600.000
Producción propia (gastos capitalizables)	110.313.536
Compra de bienes y servicios	89.150.357
Bienes de consumo	3.463.018
Servicios no personales	85.687.339
Impuestos indirectos	21.163.179
Bienes intangibles	4.070.100
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

76
Ministerio del Poder Popular para Hábitat y Vivienda

Ministerio del Poder Popular para Hábitat y Vivienda

A0251 Instituto Nacional de Tierras Urbanas

A0255 Superintendencia Nacional de Arrendamiento de Vivienda

A0444 Fundación Misión Hábitat

A0541 Fundación Gran Misión Barrio Nuevo Barrio Tricolor

A0563 Autoridad Única de Área para el Estado Carabobo "Ciudad Hugo Chávez"

A0711 Banco Nacional de Vivienda y Hábitat (BANAVIH)

A0251

Instituto Nacional de Tierras Urbanas

INSTITUTO NACIONAL DE TIERRAS URBANAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Con la promulgación del Decreto con Rango, Valor y Fuerza de Ley Especial de Regularización Integral de la Tenencia de la Tierra de los Asentamientos Urbanos y Periurbanos, publicado en Gaceta Oficial de la República Bolivariana de Venezuela N° 39.668 de fecha 06 de mayo del 2011, se suprime la Oficina Técnica Nacional para la Regularización de la Tenencia de la Tierra Urbana (O.T.N.R.T.T.U.) y se crea el Instituto Nacional de Tierras Urbanas (INTU), como un instituto público con personalidad jurídica y patrimonio propio, siendo su objetivo fundamental, servir de ente ejecutor de las políticas dirigidas a la satisfacción del derecho a la tierra urbana, en los asentamientos urbanos o periurbanos.

La gestión del INTU para el Ejercicio Económico Financiero 2016, se regirá por las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019, principalmente en los Objetivos Históricos III: "Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América" y V: "Contribuir con la preservación de la vida en el planeta y la salvación de la especie humana, que establece, entre otras orientaciones, las siguientes:

- Integrar y desarrollar el territorio nacional, a través de ejes y regiones
- Mejorar el hábitat de los principales centros urbanos
- Orientar y apoyar la prestación de servicios públicos, con énfasis en la reducción del impacto ambiental
- Aplicar impuestos por mejoras a los terrenos ociosos y subutilizados
- Rehabilitar áreas centrales deterioradas

Como visión de largo plazo, tiene como punto de partida, la construcción de una estructura social, incluye, formando una nueva sociedad de incluidos, así como un nuevo modelo social, productivo, socialista, humanista y endógeno.

Ello permitirá garantizar el acceso a una vivienda digna, lo que abarca la tenencia de la tierra, la promoción del acceso a los servicios básicos, al crédito habitacional, el fomento y apoyo a la participación y el compromiso para la construcción de viviendas.

En este sentido, el INTU tiene previsto la ejecución de proyectos prioritarios, que permitirán alcanzar los objetivos y metas propuestas para el año 2016, entre los cuales se destacan:

- Plan Nacional de Regularización de Tenencia de la Tierra Urbana y Periurbana.
- Identificación, delimitación y evaluación de los terrenos con potencialidades de uso para la construcción.
- Identificación y delimitación a nivel nacional de bienes inmuebles, pertenecientes al Inavi en el marco de la GMVV.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**368.948.527**
INGRESOS CORRIENTES ORDINARIOS	368.948.527
TRANSFERENCIAS CORRIENTES	368.948.527
Transferencias corrientes del sector público	368.948.527
Transferencias corrientes internas recibidas del sector público	368.948.527
De la República	368.948.527
INGRESOS DE CAPITAL	**13.619.351**
RECURSOS PROPIOS DE CAPITAL	13.619.351
Incremento de la depreciación y amortización acumuladas	13.619.351
TOTAL RECURSOS	**382.567.878**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**344.800.816**
GASTOS DE CONSUMO	342.068.880
Remuneraciones	231.300.000
Sueldos, salarios y otras retribuciones	81.811.290
Beneficios y complementos de sueldos y salarios	78.529.665
Aportes patronales	18.184.012
Prestaciones sociales y otras indemnizaciones	21.474.505
Asistencia socioeconómica	31.300.528
Compra de bienes y servicios	81.817.157
Bienes de consumo	25.120.751
Servicios no personales	56.696.406
Impuestos indirectos	15.332.372
Depreciación y amortización	13.619.351
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.731.936
Al sector privado	2.731.936
Transferencias corrientes al sector privado	2.731.936
Directas a personas	2.731.936
Pensiones y otros beneficios asociados	1.365.968
Jubilaciones y otros beneficios asociados	1.365.968
GASTOS DE CAPITAL	**37.767.062**
INVERSIÓN REAL DIRECTA	37.767.062
Formación bruta de capital fijo	37.675.562
Maquinaria, equipos y otros bienes muebles	37.675.562
Bienes intangibles	91.500
TOTAL EGRESOS	**382.567.878**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos							Presupuesto 2016
		Unidad de Medida	Cantidad	Género		Ingresos						Fuentes Financieras	
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones						
							De la República		De los Entes Descentralizados	Otras			
							Proyectos por Endeudamiento	Otras					
119569	Plan nacional de regularización de la tenencia de la tierra urbana o periurbana.	Título	231.397					46.015.649					46.015.649
119570	Identificación, delimitación y evaluación de terrenos con potencialidades de uso para la construcción de viviendas dignas.	Terreno	3.858					25.257.156					25.257.156
126464	Identificación y delimitación a nivel nacional de bienes inmuebles pertenecientes al Inavi en el marco de la Gmvv.	Reporte	4					29.456.000					29.456.000
TOTAL								100.728.805					100.728.805

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			225.000.000				225.000.000
02	Gestión administrativa	13.619.351		40.487.786				54.107.137
03	Previsión y protección social			2.731.936				2.731.936
	TOTAL	13.619.351		268.219.722				281.839.073

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**270**	**181**		**451**	**44.213.117**	**2.492.000**	**46.705.117**
Alto Nivel y de Dirección		1		1	168.481		168.481
Directivo	36	24		60	4.885.951		4.885.951
Profesional y Técnico	182	121		303	31.681.600	2.121.000	33.802.600
Personal Administrativo	28	19		47	4.914.415	329.000	5.243.415
Obrero	24	16		40	2.562.670	42.000	2.604.670
Personal Contratado	**29**	**19**		**48**	**5.424.000**		**5.424.000**
Profesional y Técnico	26	17		43	4.859.000		4.859.000
Personal Administrativo	3	2		5	565.000		565.000
TOTAL	299	200		499	49.637.117	2.492.000	52.129.117

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	**2**	**3**	**5**	**1.365.968**
Empleados	2	3	5	1.365.968
Pensionados	**3**	**2**	**5**	**1.365.968**
Empleados	3	2	5	1.365.968
TOTAL	5	5	10	2.731.936

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	231.300.000
4.02	Materiales, suministros y mercancías	25.120.751
4.03	Servicios no personales	72.028.778
4.04	Activos reales	37.767.062
4.07	Transferencias y donaciones	2.731.936
4.08	Otros gastos	13.619.351
	TOTAL	382.567.878

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	368.948.527
INGRESOS CORRIENTES ORDINARIOS	368.948.527
TRANSFERENCIAS CORRIENTES	368.948.527
Transferencias corrientes del sector público	368.948.527
Transferencias corrientes internas recibidas del sector público	368.948.527
De la República	368.948.527
Ministerio del Poder Popular para Hábitat y Vivienda	368.948.527
Recursos Ordinarios	368.948.527
1.2 GASTOS CORRIENTES	344.800.816
GASTOS DE CONSUMO	342.068.880
Remuneraciones	231.300.000
Sueldos, salarios y otras retribuciones	81.811.290
Beneficios y complementos de sueldos y salarios	78.529.665
Aportes patronales	18.184.012
Prestaciones sociales y otras indemnizaciones	21.474.505
Asistencia socioeconómica	31.300.528
Compra de bienes y servicios	81.817.157
Bienes de consumo	25.120.751
Servicios no personales	56.696.406
Impuestos indirectos	15.332.372
Depreciación y amortización	13.619.351
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.731.936
Al sector privado	2.731.936
Transferencias corrientes al sector privado	2.731.936
Directas a personas	2.731.936
Pensiones y otros beneficios asociados	1.365.968
Jubilaciones y otros beneficios asociados	1.365.968
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	24.147.711
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	37.767.062
RECURSOS PROPIOS DE CAPITAL	37.767.062
Ahorro en cuenta corriente	24.147.711
Incremento de la depreciación y amortización acumuladas	13.619.351

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2.2 GASTOS DE CAPITAL	**37.767.062**
INVERSIÓN REAL DIRECTA	37.767.062
Formación bruta de capital fijo	37.675.562
Maquinaria, equipos y otros bienes muebles	37.675.562
Bienes intangibles	91.500
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0255

Superintendencia Nacional de Arrendamiento de Vivienda

SUPERINTENDENCIA NACIONAL DE ARRENDAMIENTO DE VIVIENDA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Superintendencia Nacional de Arrendamiento de Vivienda (Sunavi), se crea como parte de la estructura del Ministerio del Poder Popular con competencia en hábitat y vivienda, correspondiéndole ejercer la rectoría y ejecución de la Ley para la Regulación y Control de los Arrendamientos de Vivienda, publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N° 6.053 Extraordinario de fecha 12/11/2011.

La Sunavi tiene por objeto establecer el régimen jurídico especial de arrendamiento de inmuebles urbanos y suburbanos, destinados a vivienda, ya sean arrendados o subarrendados total o parcialmente, en el marco de la legislación en materia de vivienda y hábitat, como un sistema integrado, dirigido a enfrentar la crisis de vivienda que ha afectado al pueblo venezolano, como consecuencia del modelo capitalista explotador y excluyente, con el fin supremo de proteger el valor social de la vivienda, como derecho humano, contrarrestando la mercantilización y la especulación económica con la vivienda, que le convierte en un medio de explotación y opresión del ser humano por el ser humano y promoviendo relaciones arrendaticias justas, conforme a los principios del Estado democrático, social y de justicia, cumpliendo con el mandato de refundación de la República, establecido en la Constitución de la República Bolivariana de Venezuela.

La Superintendencia tiene como rol, velar por el cumplimiento de la garantía integral y efectiva del derecho a la vivienda adecuada y digna, que se declare de interés público general, social y colectivo, así como toda materia relacionada con los arrendamientos de inmuebles destinados a la vivienda, pensión, habitación o residencia; a tal efecto, tomará las medidas que permitan desarrollar las bases y mecanismos, que garanticen a todas las familias, ciudadanas y ciudadanos, el goce del derecho humano a una vivienda y hábitat en condiciones dignas, que humanice las relaciones familiares, vecinales, comunitarias y sociales, de acuerdo a los preceptos constitucionales que amparan a todos los venezolanos y venezolanas, en cuanto al derecho a la obtención de una vivienda en condiciones de igualdad.

En este sentido, la gestión 2016 del Ente, enfocada primordialmente a través de la ejecución del Proyecto "Consolidación del Sistema Nacional de Regularización y Control de Arrendamiento de Viviendas. Fase II", permitirá:

- Fomentar relaciones arrendaticias justas, que procuren el bienestar social y seguridad jurídica de las partes en la relación.
- Consolidar el sistema de coordinación nacional, con instancias de representación en todas las entidades federales, con el objeto de garantizar el cumplimiento de las disposiciones contenidas en la ley.
- Crear refugios dignos o viviendas transitorias, así como los depósitos o almacenes de bienes en custodia, a los fines de asegurar la tutela judicial efectiva.

Se prevé cubrir una demanda de 150.000 personas, entre arrendadores y arrendatarios, que requieran la regularización y control de la relación locativa, a nivel nacional (16 sedes).

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**39.716.113**
INGRESOS CORRIENTES ORDINARIOS	39.716.113
TRANSFERENCIAS CORRIENTES	39.716.113
Transferencias corrientes del sector público	39.716.113
Transferencias corrientes internas recibidas del sector público	39.716.113
De la República	39.716.113
TOTAL RECURSOS	**39.716.113**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**19.447.581**
GASTOS DE CONSUMO	19.447.581
Compra de bienes y servicios	14.998.010
Bienes de consumo	7.311.622
Servicios no personales	7.686.388
Impuestos indirectos	4.449.571
GASTOS DE CAPITAL	**20.268.532**
INVERSIÓN REAL DIRECTA	20.268.532
Formación bruta de capital fijo	20.268.532
Maquinaria, equipos y otros bienes muebles	20.268.532
TOTAL EGRESOS	**39.716.113**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						
		Unidad de Medida	Cantidad	Género		Ingresos					Fuentes Financieras	Presupuesto 2016
				Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							De la República		De los Entes Descentralizados	Otras		
							Proyectos por Endeudamiento	Otras				
127662	Consolidación del sistema nacional de regularización y control de arrendamiento de viviendas. Fase II.	Sede	16					24.605.828				24 605.828
TOTAL								24.605.828				24.605.828

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						
		Ingresos					Fuentes Financieras	Presupuesto 2016
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
02	Gestión administrativa			15.110.285				15.110.285
TOTAL				15.110.285				15.110.285

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.02	Materiales, suministros y mercancías	7.311.622
4.03	Servicios no personales	12.135.959
4.04	Activos reales	20.268.532
	TOTAL	**39.716.113**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**39.716.113**
INGRESOS CORRIENTES ORDINARIOS	39.716.113
TRANSFERENCIAS CORRIENTES	39.716.113
Transferencias corrientes del sector público	39.716.113
Transferencias corrientes internas recibidas del sector público	39.716.113
De la República	39.716.113
Ministerio del Poder Popular para Hábitat y Vivienda	39.716.113
Recursos Ordinarios	39.716.113
1.2 GASTOS CORRIENTES	**19.447.581**
GASTOS DE CONSUMO	19.447.581
Compra de bienes y servicios	14.998.010
Bienes de consumo	7.311.622
Servicios no personales	7.686.388
Impuestos indirectos	4.449.571
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**20.268.532**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**20.268.532**
RECURSOS PROPIOS DE CAPITAL	20.268.532
Ahorro en cuenta corriente	20.268.532
2.2 GASTOS DE CAPITAL	**20.268.532**
INVERSIÓN REAL DIRECTA	20.268.532
Formación bruta de capital fijo	20.268.532
Maquinaria, equipos y otros bienes muebles	20.268.532
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0444

Fundación Misión Hábitat

FUNDACIÓN MISIÓN HÁBITAT

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Misión Hábitat, creada según Decreto N° 4.230 del 23 de enero de 2006, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 38.367 de fecha 27 de enero del mismo año e inscrita en el Registro Inmobiliario del Primer Circuito del Municipio Baruta del Estado Miranda, en fecha 28 de marzo de 2006, quedando registrada bajo el N° 44, Tomo 22, Protocolo Primero, adscrita actualmente al Ministerio del Poder Popular para Hábitat y Vivienda, según Decreto N° 1.701 del 07/04/2015, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 40.634 de la misma fecha.

La Fundación, tiene por objeto la organización, planificación, promoción, administración, financiamiento y ejecución de los programas y proyectos, definidos en los planes de desarrollo de vivienda y hábitat en el ámbito nacional, contenidas en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019.

A tal fin, su objetivo primordial, consiste en garantizar la ejecución y desarrollo de proyectos, orientados a disminuir el déficit habitacional existente en el país, para satisfacer las necesidades de vivienda y hábitat, que mejoren la calidad de vida y el entorno de los ciudadanos y ciudadanas, en el territorio nacional.
Para alcanzar tales objetivos, la Fundación cuenta con la capacidad técnica capaz de impulsar las políticas públicas en la materia, con la participación de las empresas de producción social y comunidad en general, para así garantizar el cumplimiento de los derechos constitucionales del pueblo venezolano.

Todo ello, conforme a las políticas desarrolladas por el Gobierno Nacional, para cubrir las necesidades del sector y lograr asentamientos humanos dignos, que mejoren y eleven la calidad de vida de sus habitantes.

La Fundación Misión Hábitat, prevé dar cumplimiento a las metas establecidas en el marco de la Gran Misión Vivienda Venezuela, para fortalecer las capacidades reales de ejecución directa y masiva de proyectos de vivienda, infraestructura, vialidad y hábitat, así como el desarrollo de la industria de la construcción a gran escala.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**57.024.867**
INGRESOS CORRIENTES ORDINARIOS	57.024.867
TRANSFERENCIAS CORRIENTES	57.024.867
Transferencias corrientes del sector público	57.024.867
Transferencias corrientes internas recibidas del sector público	57.024.867
De la República	57.024.867
INGRESOS DE CAPITAL	**1.098.960**
RECURSOS PROPIOS DE CAPITAL	1.098.960
Incremento de la depreciación y amortización acumuladas	1.098.960
TOTAL RECURSOS	**58.123.827**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**52.323.485**
GASTOS DE CONSUMO	52.323.485
Remuneraciones	38.228.312
Sueldos, salarios y otras retribuciones	9.896.978
Beneficios y complementos de sueldos y salarios	11.314.029
Aportes patronales	1.842.209
Prestaciones sociales y otras indemnizaciones	4.111.301
Asistencia socioeconómica	11.063.795
Compra de bienes y servicios	11.074.440
Bienes de consumo	7.546.911
Servicios no personales	3.527.529
Impuestos indirectos	1.921.773
Depreciación y amortización	1.098.960
GASTOS DE CAPITAL	**5.800.342**
INVERSIÓN REAL DIRECTA	5.800.342
Formación bruta de capital fijo	5.632.342
Maquinaria, equipos y otros bienes muebles	5.632.342
Bienes intangibles	168.000
TOTAL EGRESOS	**58.123.827**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			40.167.062				40.167.062
02	Gestión administrativa	1.098.960		16.857.805				17.956.765
	TOTAL	1.098.960		57.024.867				58.123.827

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	23	26		49	5.107.201		5.107.201
Alto Nivel y de Dirección		1		1	197.372		197.372
Directivo	3			3	534.360		534.360
Profesional y Técnico	10	7		17	1.787.804		1.787.804
Personal Administrativo	10	18		28	2.587.665		2.587.665
TOTAL	23	26		49	5.107.201		5.107.201

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	38.228.312
4.02	Materiales, suministros y mercancías	7.546.911
4.03	Servicios no personales	5.449.302
4.04	Activos reales	5.800.342
4.08	Otros gastos	1.098.960
	TOTAL	58.123.827

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**57.024.867**
INGRESOS CORRIENTES ORDINARIOS	57.024.867
TRANSFERENCIAS CORRIENTES	57.024.867
Transferencias corrientes del sector público	57.024.867
Transferencias corrientes internas recibidas del sector público	57.024.867
De la República	57.024.867
Ministerio del Poder Popular para Hábitat y Vivienda	57.024.867
Recursos Ordinarios	57.024.867
1.2 GASTOS CORRIENTES	**52.323.485**
GASTOS DE CONSUMO	52.323.485
Remuneraciones	38.228.312
Sueldos, salarios y otras retribuciones	9.896.978
Beneficios y complementos de sueldos y salarios	11.314.029
Aportes patronales	1.842.209
Prestaciones sociales y otras indemnizaciones	4.111.301
Asistencia socioeconómica	11.063.795
Compra de bienes y servicios	11.074.440
Bienes de consumo	7.546.911
Servicios no personales	3.527.529
Impuestos indirectos	1.921.773
Depreciación y amortización	1.098.960
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**4.701.382**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**5.800.342**
RECURSOS PROPIOS DE CAPITAL	5.800.342
Ahorro en cuenta corriente	4.701.382
Incremento de la depreciación y amortización acumuladas	1.098.960
2.2 GASTOS DE CAPITAL	**5.800.342**
INVERSIÓN REAL DIRECTA	5.800.342
Formación bruta de capital fijo	5.632.342
Maquinaria, equipos y otros bienes muebles	5.632.342
Bienes intangibles	168.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0541

Fundación Gran Misión Barrio Nuevo Barrio Tricolor

FUNDACIÓN GRAN MISIÓN BARRIO NUEVO BARRIO TRICOLOR

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Gran Misión Barrio Nuevo Barrio Tricolor (Fgmbnbt), fue creada mediante el Decreto N° 603 de fecha 21/11/2013, publicado, en la Gaceta Oficial de la República Bolivariana de Venezuela N° 40.299 de la misma fecha. Posteriormente, en el Decreto N° 1.701 de fecha 07/04/2015, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 40.634 de la misma fecha, se modifica la adscripción del ente, desde el Ministerio del Poder Popular de Ecosocialismo, Hábitat y Vivienda para el Ministerio del Poder Popular para Hábitat y Vivienda.

El objeto de la Fundación, está orientado hacia la ejecución de políticas y planes estratégicos de organización del pueblo, para gestionar de manera directa y democrática, desde la comunidad, la dirección del proceso social nacional de trabajo, hacia la transformación de todos los barrios a nivel nacional, de forma que se constituyan en espacios planificados, dignos, seguros y sustentables; se trata de recuperar, rehabilitar, embellecer y urbanizar las barriadas venezolanas, para hacer efectiva la Gran Misión Barrio Nuevo Barrio Tricolor, en conexión con el Plan Patria Segura, todo ello en función de brindar un bienestar integral a las comunidades, así como rehabilitar, recuperar, embellecer o urbanizar, las distintas barriadas que conforman la Gran Caracas.

Así mismo, la Fgmbnbt perfila su misión hacia la armonización, mediante la unidad política y la acción de los órganos y entes del Estado entre sí, que conjuntamente con las comunidades organizadas legítimamente, permitan la construcción de colectividades humanas, integradas conscientemente en comunas, como estructura política fundamental, de la sociedad socialista en construcción.

Para la consecución de tales fines, la Institución tiene previsto la ejecución de los siguientes proyectos:

- Delimitación, conformación, agrupación y rehabilitación integral de los corredores de la Gran Misión Barrio Nuevo Barrio Tricolor.
- Adquisición de máquinas, equipos, vehículos y sistemas, para la dotación de los corredores, salas mayores y salas de planificación comunal de la Gmbnbt.
- Conmemoración de los 500 años de la fundación de la Ciudad de Cumaná.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**341.234.615**
INGRESOS CORRIENTES ORDINARIOS	341.234.615
TRANSFERENCIAS CORRIENTES	341.234.615
Transferencias corrientes del sector público	341.234.615
Transferencias corrientes internas recibidas del sector público	341.234.615
De la República	341.234.615
INGRESOS DE CAPITAL	**17.000**
RECURSOS PROPIOS DE CAPITAL	17.000
Incremento de la depreciación y amortización acumuladas	17.000
FUENTES FINANCIERAS	**2.211.489.006**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.211.489.006
Disminución de otros activos financieros	2.211.489.006
Disminución de disponibilidades	2.211.489.006
Disminución de bancos	2.211.489.006
TOTAL RECURSOS	**2.552.740.621**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.260.468.843**
GASTOS DE CONSUMO	633.600.393
Remuneraciones	310.902.000
Sueldos, salarios y otras retribuciones	136.460.793
Beneficios y complementos de sueldos y salarios	91.958.620
Aportes patronales	23.471.424
Prestaciones sociales y otras indemnizaciones	18.624.691
Asistencia socioeconómica	40.386.472
Compra de bienes y servicios	282.246.082
Bienes de consumo	97.058.213
Servicios no personales	185.187.869
Impuestos indirectos	40.435.311
Depreciación y amortización	17.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	616.868.450
Al sector privado	226.166.767
Donaciones corrientes al sector privado	226.166.767
Donaciones a personas	226.166.767
Al sector público	390.701.683
Transferencias corrientes al sector público	390.701.683
A entes descentralizados con fines empresariales no petroleros	388.701.683
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	2.000.000
GASTOS DE CAPITAL	**1.302.271.778**
INVERSIÓN REAL DIRECTA	948.432.368
Formación bruta de capital fijo	948.211.832
Maquinaria, equipos y otros bienes muebles	52.859.444
Construcciones de bienes de dominio privado	869.487.753
Construcciones de bienes de dominio público	25.864.635
Bienes intangibles	220.536
TRANSFERENCIAS Y DONACIONES DE CAPITAL	353.839.410
Al sector público	353.839.410
Transferencias de capital al sector público	353.839.410
Al Poder Estadal	328.711.275
Al Poder Municipal	25.128.135
TOTAL EGRESOS	**2.552.740.621**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Meta				Fecha de Inicio	Fecha de Culminación	Acumulado al 31/12/2015	Presupuesto 2016	2017	Posteriores	Totales
N.E	Ppto.		Unidad de Medida	Cant.	Género								
					Fem.	Masc.							
127745	A05410020000	Delimitación, conformación, agrupación y rehabilitación integral de los corredores de la Gran Misión Barrio Nuevo Barrio Tricolor	Vivienda	187579			01/01/2015	31/12/2016	19.382.365.172	2.153.596.130			21.535.961.302
127781	A05410021000	Adquisición de máquinas, equipos, vehículos y sistemas, para la dotación de los corredores, salas mayores y salas de planificación comunal de la Gmbnbt	Equipo	423			01/01/2015	31/12/2016	482.660.161	53.628.906			536.289.067
127835	A05410022000	Conmemoración de los 500 años de la fundación de la Ciudad de Cumaná	Familia	673			01/01/2015	31/12/2016	38.375.728	4.263.970			42.639.698
TOTAL									19.903.401.061	2.211.489.006			22.114.890.067

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
127745	Delimitación, conformación, agrupación y rehabilitación integral de los Corredores de la Gran Misión Barrio Nuevo Barrio Tricolor	Vivienda	187.579			2.153.596.130						2.153.596.130
127781	Adquisición de máquinas, equipos, vehículos y sistemas, para la dotación de los corredores, salas mayores y salas de planificación comunal de la Gmbnbt	Equipo	423			53.628.906						53.628.906
127835	Conmemoración de los 500 años de la Fundación de la Ciudad de Cumaná	Familia	673			4.263.970						4.263.970
	TOTAL					2.211.489.006						2.211.489.006

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	Transferencias y Donaciones: De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras			313.000.000				313.000.000
02	Gestión administrativa	17.000		28.234.615				28.251.615
	TOTAL	17.000		341.234.615				341.251.615

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**74**	**106**		**180**	**31.519.116**		**31.519.116**
Directivo	68	62		130	25.284.911		25.284.911
Obrero	6	44		50	6.234.205		6.234.205
Personal Contratado	**149**	**155**		**304**	**40.930.322**		**40.930.322**
Profesional y Técnico	112	76		188	30.930.322		30.930.322
Personal Administrativo	37	79		116	10.000.000		10.000.000
TOTAL	223	261		484	72.449.438		72.449.438

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	310.902.000
4.02	Materiales, suministros y mercancías	97.058.213
4.03	Servicios no personales	225.623.180
4.04	Activos reales	948.432.368
4.07	Transferencias y donaciones	970.707.860
4.08	Otros gastos	17.000
	TOTAL	2.552.740.621

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**341.234.615**
INGRESOS CORRIENTES ORDINARIOS	341.234.615
TRANSFERENCIAS CORRIENTES	341.234.615
Transferencias corrientes del sector público	341.234.615
Transferencias corrientes internas recibidas del sector público	341.234.615
De la República	341.234.615
Ministerio del Poder Popular para Hábitat y Vivienda	341.234.615
Recursos Ordinarios	341.234.615
1.2 GASTOS CORRIENTES	**1.250.468.843**
GASTOS DE CONSUMO	633.600.393
Remuneraciones	310.902.000
Sueldos, salarios y otras retribuciones	136.460.793
Beneficios y complementos de sueldos y salarios	91.958.620
Aportes patronales	23.471.424
Prestaciones sociales y otras indemnizaciones	18.624.691
Asistencia socioeconómica	40.386.472
Compra de bienes y servicios	282.246.082
Bienes de consumo	97.058.213
Servicios no personales	185.187.869
Impuestos indirectos	40.435.311
Depreciación y amortización	17.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	616.868.450
Al sector privado	226.166.767
Donaciones corrientes al sector privado	226.166.767
Donaciones a personas	226.166.767
Al sector público	390.701.683
Transferencias corrientes al sector público	390.701.683
A entes descentralizados con fines empresariales no petroleros	388.701.683
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	2.000.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(909.234.228)**

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(909.217.228)**
RECURSOS PROPIOS DE CAPITAL	(909.217.228)
Desahorro en cuenta corriente	(909.234.228)
Incremento de la depreciación y amortización acumuladas	17.000
2.2 GASTOS DE CAPITAL	**1.302.271.778**
INVERSIÓN REAL DIRECTA	948.432.368
Formación bruta de capital fijo	948.211.832
Maquinaria, equipos y otros bienes muebles	52.859.444
Construcciones de bienes de dominio privado	869.487.753
Construcciones de bienes de dominio público	25.864.635
Bienes intangibles	220.536
TRANSFERENCIAS Y DONACIONES DE CAPITAL	353.839.410
Al sector público	353.839.410
Transferencias de capital al sector público	353.839.410
Al Poder Estadal	328.711.275
Al Poder Municipal	25.128.135
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(2.211.489.006)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**2.211.489.006**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.211.489.006
Disminución de otros activos financieros	2.211.489.006
Disminución de disponibilidades	2.211.489.006
Disminución de bancos	2.211.489.006
3.2 APLICACIONES FINANCIERAS	**2.211.489.006**
DÉFICIT FINANCIERO	2.211.489.006

A0563

Autoridad Única de Área para el Estado Carabobo "Ciudad Hugo Chávez"

AUTORIDAD ÚNICA DE ÁREA PARA EL ESTADO CARABOBO "CIUDAD HUGO CHÁVEZ"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Autoridad Única de Área para el Estado Carabobo "Ciudad Hugo Chávez", fue creada bajo las disposiciones jurídicas establecidas en el Decreto N° 666 de fecha 10/12/2013, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 40.313 de fecha 11/12/2013, teniendo como objetivo primordial, la planificación y coordinación del desarrollo de los planes y proyectos en la ordenación integral, del área del terreno requerido para la construcción de la "Ciudad Hugo Chávez".

La política presupuestaria 2016 del Ente, se orienta estructuralmente bajo los pilares organizacionales, netamente operativos y dentro de la razón social de la Institución, ya que la misma pretende satisfacer el déficit existente de viviendas dignas en las parroquias del sur de la ciudad de Valencia, como consecuencia del modelo socioeconómico impuesto en Venezuela, y siguiendo los dictámenes establecidos en el legado del Comandante Supremo y Eterno Hugo Rafael Chávez Frías, en armonía con lo contemplado en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019, específicamente en su Objetivo Histórico III "Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la gran potencia naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en nuestra América", mejorando las condiciones socio económicas de la población de la zona asignada, facilitando su acceso a una vivienda digna y a los servicios básicos, propiciando el ordenamiento, crecimiento, conservación, mantenimiento y protección de los centros de población y sus áreas de influencia, fomentando la participación de las organizaciones de la sociedad civil y la iniciativa e inversión privadas.

Para la elaboración y presentación del Plan de Ordenamiento, se atenderá territorialmente al sur de Valencia, que comprende a las parroquias Santa Rosa, Rafael Urdaneta y Miguel Peña.

En este sentido, se prevé la utilización de los recursos existentes, en aras de destinarlos a la adquisición del material y suministros necesarios, que permitan el desarrollo sostenido de la políticas del Ejecutivo Nacional, en materia de construcción de viviendas.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**54.841.787**
INGRESOS CORRIENTES ORDINARIOS	54.841.787
TRANSFERENCIAS CORRIENTES	54.841.787
Transferencias corrientes del sector público	54.841.787
Transferencias corrientes internas recibidas del sector público	54.841.787
De la República	54.841.787
TOTAL RECURSOS	**54.841.787**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**23.594.566**
GASTOS DE CONSUMO	23.594.566
Compra de bienes y servicios	23.594.566
Bienes de consumo	8.694.566
Servicios no personales	14.900.000
GASTOS DE CAPITAL	**31.247.221**
INVERSIÓN REAL DIRECTA	31.247.221
Formación bruta de capital fijo	28.747.221
Maquinaria, equipos y otros bienes muebles	27.247.221
Construcciones de bienes de dominio privado	1.500.000
Bienes intangibles	2.500.000
TOTAL EGRESOS	**54.841.787**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos					Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones					
			De la República		De los Entes Descentralizados	Otras		
			Proyectos por Endeudamiento	Otras				
02	Gestión administrativa			54.841.787				54.841.787
	TOTAL			54.841.787				54.841.787

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.02	Materiales, suministros y mercancías	8.694.566
4.03	Servicios no personales	14.900.000
4.04	Activos reales	31.247.221
	TOTAL	54.841.787

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**54.841.787**
INGRESOS CORRIENTES ORDINARIOS	54.841.787
TRANSFERENCIAS CORRIENTES	54.841.787
Transferencias corrientes del sector público	54.841.787
Transferencias corrientes internas recibidas del sector público	54.841.787
De la República	54.841.787
Ministerio del Poder Popular para Hábitat y Vivienda	54.841.787
Recursos Ordinarios	54.841.787
1.2 GASTOS CORRIENTES	**23.594.566**
GASTOS DE CONSUMO	23.594.566
Compra de bienes y servicios	23.594.566
Bienes de consumo	8.694.566
Servicios no personales	14.900.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**31.247.221**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**31.247.221**
RECURSOS PROPIOS DE CAPITAL	31.247.221
Ahorro en cuenta corriente	31.247.221
2.2 GASTOS DE CAPITAL	**31.247.221**
INVERSIÓN REAL DIRECTA	31.247.221
Formación bruta de capital fijo	28.747.221
Maquinaria, equipos y otros bienes muebles	27.247.221
Construcciones de bienes de dominio privado	1.500.000
Bienes intangibles	2.500.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0711

Banco Nacional de Vivienda y Hábitat (BANAVIH)

BANCO NACIONAL DE VIVIENDA Y HÁBITAT (BANAVIH)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Banco Nacional de Vivienda y Hábitat (Banavih), creado mediante la Ley del Régimen Prestacional de Vivienda y Hábitat, publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N° 38.182 del 09/05/2005, modificada según Decreto N° 6.072 con Rango, Valor y Fuerza de Ley del Régimen Prestacional de Vivienda y Hábitat, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 5.889 Extraordinario del 31/07/2008.

El Banavih, tiene como objetivo fundamental, la promoción, supervisión y financiamiento del Sistema Nacional de Vivienda y Hábitat (SNVH), así como la administración exclusiva de los recursos de los fondos a que se refiere el citado Decreto con Rango, Valor y Fuerza de Ley. Es por ello, que el Banavih, impulsará los componentes que permitan ofrecer mayor y mejor información y orientación, a todos los ahorristas y empleadores que lo requieran, en lo que respecta al SNVH, desarrollando además, estrategias comunicacionales, orientadas a difundir y socializar aún más los mecanismos de obtención de recursos y modalidades de financiamiento; así mismo, promoverá el continuo fortalecimiento de los procesos, para garantizar un incremento sostenido de las recuperaciones y recaudaciones de recursos, que integran el Fondo de Ahorro para la Vivienda y del Fondo de Aportes del Sector Público (FASP), a través de la consolidación de planes de cobranzas, además de enfatizar continuamente todos los esfuerzos vinculados al desarrollo de la Gran Misión Vivienda Venezuela.

En este sentido, los proyectos formulados parten del enfoque estratégico planteado en el Objetivo Histórico III, Objetivo Nacional 3.4, así como los Objetivos Estratégicos y Generales, establecidos en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013 – 2019.

Para el año 2016, el Banavih ha estructurado un Plan Operativo Anual Institucional (POAI), constituido y plenamente vinculado a las políticas, líneas estratégicas, criterios y variables macroeconómicas, que permitan la óptima ejecución de los planes, metas y proyectos que en él se contemplan, garantizando el mejor y efectivo manejo de los recursos humanos, financieros y tecnológicos, con óptima calidad y ética profesional, en conjunto con la participación protagónica de la comunidad, a fin de satisfacer las necesidades de vivienda y hábitat de la familia venezolana.

El logro de los objetivos antes descritos, se enmarcan en las Líneas Estratégicas que a continuación se mencionan:

- Fortalecer la participación ciudadana con la implementación de mecanismos, orientados a mejorar y optimizar la comunicación, atención y las relaciones con la ciudadanía en general.
- Financiar las actividades, planes y proyectos, que se ejecutan a través del SNVH.
- Ejecutar los planes de acción, que contribuyan a promover los cambios, que permitan alcanzar los objetivos vinculados a la Misión, Visión y Valores Institucionales del Banavih.
- Ejercer la efectiva y eficiente administración centralizada, de todos los recursos financieros que integran el SNVH.

El Banavih, dentro del ámbito de sus competencias, proyecta coadyuvar en la garantía constitucional que tiene la familia venezolana, en el disfrute pleno del derecho a la vivienda digna, en función de la complejidad social y económica, que implica la solución de los problemas habitacionales, esfuerzo este que ha sido empeñado por el Ejecutivo Nacional durante el último decenio, aun cuando persiste un déficit en el número de soluciones habitacionales, necesarias para satisfacer la enorme demanda nacional, para lo cual en función de apoyar a la Gran Misión Vivienda Venezuela, ejecutará las siguientes acciones para el año 2016:

- Administración de los recursos financieros provenientes del Fondo de Aportes del Sector Público (FASP), destinados al financiamiento del SNVH, en garantía del cumplimiento de los objetivos de la Gran Misión Vivienda Venezuela, abarcando 81 proyectos habitacionales para el mencionado período, en el territorio nacional.

- Administración de los recursos financieros provenientes de la recaudación del Fondo de Ahorro Obligatorio para la Vivienda (FAOV) y Fondo de Ahorro Voluntario para la Vivienda (FAVV), en garantía del cumplimiento de los objetivos de la Gran Misión Vivienda Venezuela, con el objeto de otorgar 45.390 créditos para ese período.

- Administración de los recursos financieros del Fondo de Garantía (Fongar), contemplándose el otorgamiento de 364.985 créditos.

- Continuidad de la actualización y modernización de los sistemas de información operacionales, así como la plataforma tecnológica instalada del Banavih - Fase II, cuyo objeto es contar con instalaciones y equipos acordes a las necesidades de la Institución, así como con los servicios que ofrece.

- Fortalecimiento de la seguridad integral en las sedes del Banavih - Fase II, donde se proyecta la instalación de un sistema de seguridad integral, que permitirá optimizar los procesos y la protección de información.

- Continuación del Proyecto de las unidades de información del Banavih en las entidades federales del país, previéndose la creación e instalación de una oficina en cada entidad.

CAPÍTULO I

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**1.299.119.618**
INGRESOS CORRIENTES ORDINARIOS	1.299.119.618
INGRESOS DE OPERACIÓN	1.299.119.618
Ingresos financieros de instituciones financieras	1.299.119.618
INGRESOS DE CAPITAL	**3.012.086.967**
RECURSOS PROPIOS DE CAPITAL	12.086.967
Incremento de la depreciación y amortización acumuladas	12.086.967
TRANSFERENCIAS Y DONACIONES DE CAPITAL	3.000.000.000
Transferencias y donaciones de capital del sector público	3.000.000.000
Transferencias de capital recibidas del sector público	3.000.000.000
De la República	3.000.000.000
FUENTES FINANCIERAS	**718.009.168**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	718.009.168
Disminución de otros activos financieros	718.009.168
Disminución de disponibilidades	622.964.111
Disminución de bancos	622.964.111
Disminución de cuentas por cobrar a corto plazo	95.045.057
Disminución de otras cuentas por cobrar a corto plazo	95.045.057
TOTAL RECURSOS	**5.029.215.753**

CAPÍTULO II

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.629.003.496**
GASTOS DE CONSUMO	1.537.599.647
Remuneraciones	824.457.420
Sueldos, salarios y otras retribuciones	268.021.000
Beneficios y complementos de sueldos y salarios	193.058.889
Aportes patronales	33.684.700
Prestaciones sociales y otras indemnizaciones	94.088.000
Asistencia socioeconómica	230.604.832
Otros gastos de personal	4.999.999
Compra de bienes y servicios	597.333.319
Bienes de consumo	242.270.069
Servicios no personales	355.063.250
Impuestos indirectos	103.721.941
Depreciación y amortización	12.086.967
GASTOS DE LA PROPIEDAD	578.400
Derechos sobre bienes intangibles	578.400
TRANSFERENCIAS Y DONACIONES CORRIENTES	90.825.449
Al sector privado	90.825.449
Transferencias corrientes al sector privado	82.425.449
Directas a personas	82.425.449
Pensiones y otros beneficios asociados	20.313.586
Jubilaciones y otros beneficios asociados	62.111.863
Donaciones corrientes al sector privado	8.400.000
Donaciones a personas	5.040.000
Donaciones a instituciones sin fines de lucro	3.360.000
GASTOS DE CAPITAL	**301.567.200**
INVERSIÓN REAL DIRECTA	256.432.200
Formación bruta de capital fijo	231.352.200
Edificios e instalaciones	43.200.000
Maquinaria, equipos y otros bienes muebles	164.152.200
Construcciones de bienes de dominio privado	24.000.000
Bienes intangibles	25.080.000
INVERSIÓN FINANCIERA	45.135.000
Concesión de préstamos a largo plazo	45.135.000
Al sector privado	45.135.000

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
APLICACIONES FINANCIERAS	**3.098.645.057**
DISMINUCIÓN DE PASIVOS	3.098.645.057
Disminución de cuentas y efectos por pagar	3.098.645.057
Disminución de cuentas y efectos por pagar a corto plazo	3.300.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.500.000
Disminución cuentas por pagar a proveedores a corto plazo	1.800.000
Disminución de otras cuentas y efectos por pagar	3.095.345.057
Disminución de otras cuentas por pagar a corto plazo	3.095.345.057
TOTAL EGRESOS	**5.029.215.753**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Género: Fem.	Género: Masc.	Ingresos Propios	Transferencias y Donaciones - De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
127678	Creación de oficinas regionales del Banavih en las entidades federales del país 2016	Oficina	2			72.134.392						72.134.392
130452	Administración de los recursos financieros del Fondo de Aportes del Sector Público (FASP) destinados al financiamiento de proyectos del SNVH	Financiamiento	85					3.000.000.000			95.045.057	3.095.045.057
	TOTAL					**72.134.392**		**3.000.000.000**			**95.045.057**	**3.167.179.449**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Ingresos Propios	Transferencias y Donaciones - De la República: Proyectos por Endeudamiento	De la República: Otras	De los Entes Descentralizados	Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	218.006.207					622.964.111	840.970.318
02	Gestión administrativa	929.196.141						929.196.141
03	Previsión y protección social	82.425.448						82.425.448
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	9.444.397						9.444.397
	TOTAL	**1.239.072.193**					**622.964.111**	**1.862.036.304**

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**345**	**195**	**290**	**830**	**108.593.002**	**120.000**	**108.713.002**
Alto Nivel y de Dirección	1			1	360.000	120.000	480.000
Directivo	16	14	1	31	12.174.602		12.174.602
Profesional y Técnico	298	123	234	655	74.057.170		74.057.170
Personal Administrativo	23	12	28	63	13.188.264		13.188.264
Personal Médico	1	2	1	4	2.028.964		2.028.964
Obrero	6	44	26	76	6.784.002		6.784.002
Personal Contratado	**118**	**87**		**205**	**42.000.000**		**42.000.000**
Profesional y Técnico	35	26		61	12.600.000		12.600.000
Personal Administrativo	83	61		144	29.400.000		29.400.000
TOTAL	**463**	**282**	**290**	**1.035**	**150.593.002**	**120.000**	**150.713.002**

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2016
	F	M	Total	
Jubilados	41	17	58	62.111.863
Empleados	41	15	56	58.326.302
Obreros		2	2	3.785.561
Pensionados	8	4	12	20.313.586
Empleados	6	2	8	19.251.555
Obreros	2	2	4	1.062.031
TOTAL	49	21	70	82.425.449

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	824.457.420
4.02	Materiales, suministros y mercancías	242.270.069
4.03	Servicios no personales	459.363.591
4.04	Activos reales	256.432.200
4.05	Activos financieros	45.135.000
4.07	Transferencias y donaciones	90.825.449
4.08	Otros gastos	12.086.967
4.11	Disminución de pasivos	3.098.645.057
	TOTAL	5.029.215.753

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	1.299.119.618
INGRESOS CORRIENTES ORDINARIOS	1.299.119.618
INGRESOS DE OPERACIÓN	1.299.119.618
Ingresos financieros de instituciones financieras	1.299.119.618
1.2 GASTOS CORRIENTES	1.629.003.496
GASTOS DE CONSUMO	1.537.599.647
Remuneraciones	824.457.420
Sueldos, salarios y otras retribuciones	268.021.000
Beneficios y complementos de sueldos y salarios	193.058.889
Aportes patronales	33.684.700
Prestaciones sociales y otras indemnizaciones	94.088.000
Asistencia socioeconómica	230.604.832
Otros gastos de personal	4.999.999
Compra de bienes y servicios	597.333.319
Bienes de consumo	242.270.069
Servicios no personales	355.063.250
Impuestos indirectos	103.721.941
Depreciación y amortización	12.086.967
GASTOS DE LA PROPIEDAD	578.400
Derechos sobre bienes intangibles	578.400
TRANSFERENCIAS Y DONACIONES CORRIENTES	90.825.449
Al sector privado	90.825.449
Transferencias corrientes al sector privado	82.425.449
Directas a personas	82.425.449
Pensiones y otros beneficios asociados	20.313.586
Jubilaciones y otros beneficios asociados	62.111.863
Donaciones corrientes al sector privado	8.400.000
Donaciones a personas	5.040.000
Donaciones a instituciones sin fines de lucro	3.360.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	(329.883.878)
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	2.682.203.089
RECURSOS PROPIOS DE CAPITAL	(317.796.911)
Desahorro en cuenta corriente	(329.883.878)

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
Incremento de la depreciación y amortización acumuladas	12.086.967
TRANSFERENCIAS Y DONACIONES DE CAPITAL	3.000.000.000
Transferencias y donaciones de capital del sector público	3.000.000.000
Transferencias de capital recibidas del sector público	3.000.000.000
De la República	3.000.000.000
Ministerio del Poder Popular para Hábitat y Vivienda	3.000.000.000
Recursos Ordinarios	3.000.000.000
2.2 GASTOS DE CAPITAL	**301.567.200**
INVERSIÓN REAL DIRECTA	256.432.200
Formación bruta de capital fijo	231.352.200
Edificios e instalaciones	43.200.000
Maquinaria, equipos y otros bienes muebles	164.152.200
Construcciones de bienes de dominio privado	24.000.000
Bienes intangibles	25.080.000
INVERSIÓN FINANCIERA	45.135.000
Concesión de préstamos a largo plazo	45.135.000
Al sector privado	45.135.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**2.380.635.889**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**3.098.645.057**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	718.009.168
Disminución de otros activos financieros	718.009.168
Disminución de disponibilidades	622.964.111
Disminución de bancos	622.964.111
Disminución de cuentas por cobrar a corto plazo	95.045.057
Disminución de otras cuentas por cobrar a corto plazo	95.045.057
SUPERÁVIT FINANCIERO	2.380.635.889
3.2 APLICACIONES FINANCIERAS	**3.098.645.057**
DISMINUCIÓN DE PASIVOS	3.098.645.057
Disminución de cuentas y efectos por pagar	3.098.645.057
Disminución de cuentas y efectos por pagar a corto plazo	3.300.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.500.000
Disminución cuentas por pagar a proveedores a corto plazo	1.800.000
Disminución de otras cuentas y efectos por pagar	3.095.345.057
Disminución de otras cuentas por pagar a corto plazo	3.095.345.057

REPÚBLICA BOLIVARIANA
DE VENEZUELA

LEY DE PRESUPUESTO
PARA EL EJERCICIO ECONÓMICO
FINANCIERO
2016

Título IV

Presupuestos de Recursos y Egresos de Entes Políticos Territoriales con Regímenes Presupuestarios Especiales

E5000
Distrito Capital

TÍTULO IV

PRESUPUESTOS DE RECURSOS Y EGRESOS DE ENTES POLÍTICO TERRITORIALES CON REGÍMENES PRESUPUESTARIOS ESPECIALES

CAPÍTULO I

Presupuesto de Recursos y Egresos del Distrito Capital

SECCIÓN PRIMERA

Presupuesto de Recursos del Distrito Capital

Artículo 47. La estimación de los Recursos del Distrito Capital para el Ejercicio Económico Financiero 2016, asciende a la cantidad de **DIECISIETE MIL DOSCIENTOS CINCUENTA Y DOS MILLONES TRESCIENTOS CUARENTA Y NUEVE MIL CIENTO CUARENTA Y CINCO BOLÍVARES (Bs. 17.252.349.145).**

CONCEPTO	BOLÍVARES
INGRESOS CORRIENTES	**17.252.349.145**
INGRESOS CORRIENTES ORDINARIOS	17.252.349.145
INGRESOS NO TRIBUTARIOS	1.782.600.792
Tasas	1.772.917.488
Ingresos del dominio minero	9.683.304
Otros minerales	9.683.304

CONCEPTO	BOLÍVARES
TRANSFERENCIAS CORRIENTES	15.468.153.154
Transferencias corrientes del sector público	15.468.153.154
Transferencias corrientes internas recibidas del sector público	1.806.000.000
De la República	1.806.000.000
Situado y asignaciones legales al Poder Estadal y al Poder Municipal	13.562.153.154
Del Situado Constitucional	13.562.153.154
Del Situado Estadal	13.562.153.154
Subsidio de Capitalidad	100.000.000
OTROS INGRESOS	1.595.199
Diversos Ingresos	1.595.199
TOTAL PRESUPUESTO DE RECURSOS	**17.252.349.145**

SECCIÓN SEGUNDA

Presupuesto de Egresos del Distrito Capital

Artículo 48. Acuérdense los créditos presupuestarios del Distrito Capital para el Ejercicio Económico Financiero 2016, por la cantidad de **DIECISIETE MIL DOSCIENTOS CINCUENTA Y DOS MILLONES TRESCIENTOS CUARENTA Y NUEVE MIL CIENTO CUARENTA Y CINCO BOLÍVARES (Bs. 17.252.349.145)**, asignándose a gastos corrientes, gastos de capital y aplicaciones financieras el límite máximo para gastar y cuya distribución interna de carácter informativo, son los montos siguientes:

CONCEPTO	BOLÍVARES
GASTOS CORRIENTES	**15.719.075.045**
GASTOS DE CONSUMO	7.253.489.900
Remuneraciones	5.781.756.573
Sueldos, salarios y otras retribuciones	1.968.088.732
Beneficios y complementos de sueldos y salarios	1.121.079.770
Aportes patronales	299.557.522
Prestaciones sociales y otras indemnizaciones	419.475.033
Asistencia socioeconómica	1.973.555.516
Compra de bienes y servicios	1.245.368.761
Bienes de consumo	523.930.781
Servicios no personales	721.437.980
Impuestos indirectos	275.864.602

CONCEPTO	BOLÍVARES
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.242.561.618
Al sector privado	2.069.609.818
Transferencias corrientes al sector privado	1.944.406.800
Directas a personas	1.944.406.800
Pensiones y otros beneficios asociados	216.151.343
Jubilaciones y otros beneficios asociados	1.589.848.657
Otras transferencias directas a personas	138.406.800
Donaciones corrientes al sector privado	125.203.018
Donaciones a personas	125.203.018
Al sector público	6.172.951.800
Transferencias corrientes al sector público	6.172.951.800
A los entes descentralizados sin fines empresariales para sus gastos	3.841.416.847
A entes descentralizados con fines empresariales no petroleros	2.263.724.187
Al Poder Municipal	67.810.766
OTROS GASTOS CORRIENTES	1.000.000
Obligaciones del ejercicio vigente	850.000
Devoluciones y reintegros diversos	850.000
Indemnizaciones y sanciones pecuniarias	150.000
Indemnizaciones por daños y perjuicios ocasionados por organismos de la República, del Poder Estadal y del Poder Municipal	150.000
RECTIFICACIONES AL PRESUPUESTO	172.523.491

CONCEPTO	BOLÍVARES
GASTOS DE CAPITAL	**1.501.593.375**
INVERSIÓN REAL DIRECTA	1.113.186.344
Formación bruta de capital fijo	1.108.847.363
Maquinaria, equipos y otros bienes muebles	172.747.408
Construcciones de bienes de dominio privado	603.848.035
Construcciones de bienes de dominio público	332.251.920
Bienes intangibles	4.338.981
TRANSFERENCIAS Y DONACIONES DE CAPITAL	388.407.031
Al sector público	388.407.031
Transferencias de capital al sector público	256.486.281
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	256.486.281
Donaciones de capital al sector público	131.920.750
A la República	131.920.750
APLICACIONES FINANCIERAS	**31.680.725**
DISMINUCIÓN DE PASIVOS	31.680.725
Disminución de otros pasivos	31.680.725
Disminución de obligaciones de ejercicios anteriores	31.680.725
TOTAL PRESUPUESTO DE EGRESOS	**17.252.349.145**

DISTRITO CAPITAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Gobierno del Distrito Capital implementará para el Ejercicio Económico Financiero 2016, una política presupuestaria orientada a la consolidación de proyectos emprendidos durante los últimos años de gestión; los cuales les han permitido materializar planes, programas, proyectos y actividades cuyos resultados se han manifestado y además trascendido a la satisfacción de las necesidades y al acceso a bienes y servicios de calidad, ha logrado desarrollar un modo de vida que representa una oportunidad para construir colectivamente un nuevo régimen de desarrollo de la mano del poder comunal, que a su vez se ha traducido en garantía de derechos sociales, políticas, económicas y ambientales que se caracterizan por promover una relación armoniosa entre los seres humanos de manera individual y colectiva con su entorno en el contexto de la Caracas Socialista. Es por ello que, a partir de las metas alcanzadas estiman continuar sus pasos hacia el fortalecimiento, seguimiento, control y atención de las siguientes áreas:

- En el área productiva y económica: 1) Acciones para el fomento de las organizaciones comunales como base económica fundamental, para continuar avanzando en su realización y sostenibilidad, conformándose en organizaciones que fortalezcan y contribuyan a robustecer cadenas productivas en el Distrito Capital. 2) Potenciar en materia de minerales no metálicos, la explotación de la materia prima como aporte al sector construcción, esto a través de la obtención de materiales de roca que sirven como base para la construcción de viviendas como contribución a la Gran Misión Vivienda Venezuela. 3) Fortalecimiento de la capacidad tributaria, a los fines de potenciar y ampliar el sistema de recaudación del Gobierno del Distrito Capital.

  En el área de política social: 1) Impulso de actividades para la disminución de la violación de derechos de los niños, niñas y adolescentes, adultos mayores, personas con discapacidad, ello como integrantes activos para el sano desarrollo de la sociedad. 2) Fortalecimiento de la participación de los ciudadanos y ciudadanas en la formación, ejecución y contraloría social de la gestión pública, como medio necesario para lograr el protagonismo que garantice su completo desarrollo, tanto individual como colectivo. 3) Continuación de políticas de cooperación junto a los órganos y entes competentes en materia de prevención del delito, seguridad pública y protección de las personas. 4) Perfeccionamiento de la organización, aplicación y puesta en práctica de los servicios públicos del Distrito Capital. 5) Fortalecimiento de los planes de financiamiento dirigidos a la construcción y adecuación de edificaciones y espacios públicos que conforman el Distrito Capital, con el fin de fomentar e incrementar la recuperación de espacios y su aprovechamiento integral, en procura del bienestar colectivo. 6) Unificación de estrategias integrales orientadas a la atención de familias que no poseen viviendas y aquellas ubicadas en situaciones de alto riesgo, para canalizar respuestas a través de la Fundación Vivienda del Distrito Capital como órgano distrital bajo la rectoría de la Gran Misión Vivienda Venezuela.

- En el área de cultura: 1) Crecimiento en el ámbito cultural, deportivo y recreacional, para el fortalecimiento y restitución de los derechos culturales de caraqueños y caraqueñas, para la generación de principios éticos que contribuyan a la convivencia solidaria para la construcción de la nueva sociedad.

El Gobierno del Distrito Capital, para el Ejercicio Económico Financiero 2016, estima una cantidad de recursos por el orden de Bs. 17.252.349.145, cuyas fuentes de financiamiento provienen de:

– Situado Constitucional	Bs.	13.562.153.154
– Ingresos Propios	Bs.	1.784.195.991
– Otros Ingresos Ordinarios	Bs.	1.906.000.000
Total	**Bs.**	**17.252.349.145**

De esta manera, el Gobierno del Distrito Capital estima dirigir recursos por la cantidad de Bs. 4.457.703.475 para la consecución de proyectos prioritarios y compatibles con su naturaleza y competencias; mientras que, asignará un monto de Bs. 12.794.645.670 hacia las acciones centralizadas.

RESUMEN DE PROYECTOS DEL DISTRITO CAPITAL
(En Bolívares)

Código		Denominación	Meta				Recursos					Presupuesto 2016
					Género		Ingresos Ordinarios				Ingresos Extraordinarios	
N.E.	Ppto.		Unidad de Medida	Cant.	Fem.	Masc.	Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
129246	E50000024000	Desarrollo de estrategias para la prevención del delito y administración de desastres como fomentos a los derechos de seguridad del Distrito Capital.	persona	1.783.800				35.000.000				35.000.000
129253	E50000032000	Optimización de los procesos inherentes a la unidad de auditoría interna del Gobierno del Distrito Capital.	documento	50				3.750.000				3.750.000
129256	E50000053000	Puesta en marcha de una plataforma tecnológica, operada desde el Gobierno del Distrito Capital, que permita garantizar y fortalecer la seguridad en tiempo real en las escuelas distritales y centros asistenciales de salud pública.	equipo	2.433				27.000.000				27.000.000
129290	E50000054000	Creación de un modelo urbano y armónico para alcanzar un nuevo patrón socio-territorial en el Distrito Capital	acción	73				7.000.000				7.000.000
129291	E50000055000	Desarrollo de la Caracas Productiva.	unidad	360				20.000.000				20.000.000
129293	E50000056000	Acompañamiento Integral a las Instancias del Poder Popular con el fin de Contribuir a la consolidación del Estado Comunal y del Socialismo Bolivariano.	proyecto de investigación	154				148.000.000				148.000.000
129297	E50000057000	Atención integral a ciudadanos y ciudadanas del Distrito Capital con la finalidad de lograr la mayor suma de inclusión social.	persona	23.400				153.996.180				153.996.180
129298	E50000058000	Atención a la juventud, el deporte, recreación y educación en el Distrito Capital.	persona	72.000				300.000.000				300.000.000
129302	E50000059000	Desarrollo de la Resiliencia frente a Desastres en el Distrito Capital.	persona	801.483				21.258.908				21.258.908
129322	E50000060000	Fortalecer la infraestructura urbana en el Distrito Capital en aras de mejorar la calidad de vida de sus ciudadanos y ciudadanas.	obra	125			631.000.200	700.000.000				1.331.000.200
129339	E50000061000	Desarrollo de políticas y estrategias para el fortalecimiento de la Identidad Caraqueña en el Distrito Capital.	acción	22				15.000.000				15.000.000
	E50009999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	bolivar	2.395.698.223			948.639.215	1.447.058.972				2.395.698.187
TOTAL							1.579.639.415	2.878.064.060				4.457.703.475

RESUMEN DE ACCIONES CENTRALIZADAS DEL DISTRITO CAPITAL
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
E50000001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		5.980.000.000				5.980.000.000
E50000002000	Gestión Administrativa	204.556.576	4.584.089.094		100.000.000		4.888.645.670
E50000003000	Previsión y Protección Social				1.806.000.000		1.806.000.000
E50000007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		120.000.000				120.000.000
	TOTAL	204.556.576	10.684.089.094		1.906.000.000		12.794.645.670

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos / Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**4.759**	**1.780**	**1.018**	**7.557**	**867.807.971**	**1.398.147**	**869.206.118**
Altos Funcionarios y de Elección Popular		1		1	617.160		617.160
Alto Nivel y de Dirección		1		1	306.344		306.344
Directivo	92	48	44	184	42.585.600		42.585.600
Profesional y Técnico	585	456	198	1.239	181.985.499		181.985.499
Personal Administrativo	369	158	98	625	95.645.852	902.801	96.548.653
Personal Docente	2.712	510	508	3.730	357.596.502	133.063	357.729.565
Obrero	1.001	606	170	1.777	189.379.594	362.283	189.741.877
Personal Contratado	**456**	**345**		**801**	**134.649.220**		**134.649.220**
Profesional y Técnico	276	210		486	101.472.968		101.472.968
Personal Administrativo	180	135		315	33.176.252		33.176.252
TOTAL	5.215	2.125	1.018	8.358	1.002.457.191	1.398.147	1.003.855.338

PERSONAL JUBILADO Y PENSIONADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2016
	F	M	Total	
Pensionados	**1.920**	**762**	**2.682**	**216.151.343**
Médicos	1	5	6	699.969
Empleados	1.844	743	2.587	200.517.098
Docentes	75	14	89	14.934.276
Jubilados	**5.888**	**5.335**	**11.223**	**1.589.848.657**
Médicos	296	361	657	89.141.426
Empleados	1.658	1.824	3.482	411.878.998
Docentes	2.520	1.027	3.547	717.298.242
TOTAL	**7.808**	**6.097**	**13.905**	**1.806.000.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS DEL DISTRITO CAPITAL
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
4.01	Gastos de personal		5.781.756.573				5.781.756.573
4.02	Materiales, suministros y mercancías		474.430.745		49.500.036		523.930.781
4.03	Servicios no personales	47.235.450	950.067.132				997.302.582
4.04	Activos reales	441.704.000	671.482.344				1.113.186.344
4.07	Transferencias y donaciones	1.141.184.378	5.633.784.271		1.856.000.000		8.630.968.649
4.08	Otros gastos		1.000.000				1.000.000
4.11	Disminución de pasivos		31.680.725				31.680.725
4.98	Rectificaciones al presupuesto	154.072.163	17.951.364		499.964		172.523.491
	TOTAL	**1.784.195.991**	**13.562.153.154**		**1.906.000.000**		**17.252.349.145**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
4.07.00.00.00	Transferencias y donaciones	999.123.628	5.123.828.172				6.122.951.800
4.07.01.00.00	Transferencias y donaciones corrientes internas	999.123.628	5.123.828.172				6.122.951.800
4.07.01.03.00	Transferencias corrientes internas al sector público	999.123.628	5.123.828.172				6.122.951.800
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	628.268.548	3.213.148.299				3.841.416.847
	- A0227 Fundación para los Niños, Niñas y Adolescentes del Distrito Capital	50.000.000	113.491.078				163.491.078
	- A0244 Fundación para la Identidad Caraqueña del Distrito Capital	44.354.031	136.000.000				180.354.031
	- A0493 Fundación Banda Marcial Caracas	30.000.000	51.000.000				81.000.000
	- A0494 Fundación para el Desarrollo Endógeno Comunal Agroalimentario Fundeca Yerba Caracas	200.000.000	343.453.174				543.453.174
	- A0495 Fundación Vivienda del Distrito Capital	100.000.000	426.204.047				526.204.047
	- A1353 Servicio de Administración Tributaria del Distrito Capital (SATDC)	153.914.517					153.914.517
	- A1354 Cuerpo de Bomberos del Gobierno del Distrito Capital	50.000.000	2.143.000.000				2.193.000.000
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	370.855.080	1.842.869.107				2.213.724.187
	- A0231 Sistema Urbano de Procesamiento, Recolección y Aseo de Caracas (SUPRA-CARACAS), C.A.		70.000.000				70.000.000
	- A0521 Corporación para la Construcción y Gestión de Urbanismos en el Distrito Capital, S.A. (CORPOCAPITAL, S.A.)	20.855.080	882.058.972				902.914.052
	- A1536 Corporación de Servicios del Distrito Capital, S.A.	350.000.000	890.810.135				1.240.810.135
4.07.01.03.11	Transferencias corrientes al Poder Municipal		67.810.766				67.810.766
	- E7600 Área Metropolitana de Caracas		67.810.766				67.810.766

PROYECTO: COD. N.E: 129246 COD. PPTO: E50000024000 Desarrollo de estrategias para la prevención del delito y administración de desastres como fomentos a los derechos de seguridad del Distrito Capital.

UNIDAD DE MEDIDA: persona

CANTIDAD: Fem.() Mas.() Total(1.783.800)

ASIGNACIÓN PRESUPUESTARIA: 35.000.000

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Optimizar el establecimiento de políticas y planes que promuevan una cultura hacia la prevención y atención ante eventos adversos, sustentándose en los valores de voluntariedad, solidaridad y desprendimiento.

OBJETIVOS ESPECÍFICOS: Coordinar, formular, evaluar y seguir las políticas, planes, estrategias, lineamientos y directrices nacionales en materia de seguridad ciudadana, prevención del delito y servicios de atención de emergencias y preparación para casos de desastres que comprende las políticas nacionales para la protección de la integridad física de los habitantes y los bienes y propiedades de los habitantes del Distrito Capital, así como el disfrute de sus derechos en el cumplimiento de sus deberes.

RESULTADO: Concientización de 37.500 niños y niñas, 1.746.300 habitantes de 2.500. 000 de usuarios entre transeúntes y visitantes del Distrito Capital en materia de seguridad ciudadana, prevención del delito, consumo de sustancias psicotrópicas y embarazo precoz.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
4.02	Materiales, suministros y mercancias		11.767.987				11.767.987
4.03	Servicios no personales		23.232.013				23.232.013
	TOTAL		**35.000.000**				**35.000.000**

PROYECTO: COD. N.E: 129253 COD. PPTO: E50000032000 Optimización de los procesos inherentes a la unidad de auditoría interna del Gobierno del Distrito Capital.

UNIDAD DE MEDIDA: documento

CANTIDAD: Fem.() Mas.() Total(50)

ASIGNACIÓN PRESUPUESTARIA: 3.750.000

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Posicionar la Unidad de Auditoría Interna del Gobierno del Distrito Capital, como una oficina ágil en la realización de sus funciones, pedagógica en su actuación y ejemplo de eficiencia socialista.

OBJETIVOS ESPECÍFICOS: Adecuar los procesos de gestión interna y de control fiscal, así como los recursos materiales y humanos con miras a solventar la mora existente en cuanto a acciones de control y fiscalización a los distintos órganos y entes del Gobierno de Distrito Capital.

RESULTADO: Procesos de revisión fiscal actualizados de los entes y órganos adscritos al GDC y de los Consejos Comunales que han recibido recursos por parte del GDC

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
4.02	Materiales, suministros y mercancías		1.300.000				1.300.000
4.03	Servicios no personales		2.450.000				2.450.000
	TOTAL		3.750.000				3.750.000

PROYECTO:	COD. N.E: 129256 COD. PPTO: E50000053000 Puesta en marcha de una plataforma tecnológica, operada desde el Gobierno del Distrito Capital, que permita garantizar y fortalecer la seguridad en tiempo real en las escuelas distritales y centros asistenciales de salud pública.
UNIDAD DE MEDIDA:	equipo
CANTIDAD:	Fem.() Mas.() Total(2.433)
ASIGNACIÓN PRESUPUESTARIA:	27.000.000
OBJETIVO HISTÓRICO:	I. Defender, expandir y consolidar el bien más preciado que hemos reconquistado después de 200 años: la Independencia Nacional.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	La Oficina de Informática, Tecnología y Telecomunicaciones del Gobierno del Distrito Capital, es la oficina responsable de trazar las políticas a seguir para la investigación, diseño e implementación de tecnología de punta necesaria para la implementación de la plataforma tecnológica del sistema de enlaces punto multipunto requerido en el Gobierno del Distrito Capital para escuelas distritales, CDI y otros entes adscritos.
OBJETIVOS ESPECÍFICOS:	La implementación de la plataforma tecnológica operada desde el Gobierno del Distrito Capital permitirá optimizar los niveles de seguridad y velocidad adecuados para la interconexión y establecimiento de la teleeducación de las escuelas distritales y telemedicina de los centros de atención integral. Permitiendo así la aplicación de mecanismos de interoperatividad optimizando y simplificando los trámites administrativos, al igual que el mejoramiento de la seguridad de las escuelas y de los centros de atención integral.
RESULTADO:	Equipos instalados y puestos en funcionamiento en las 103 escuelas y 55 centros asistenciales de salud pública.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
4.02	Materiales, suministros y mercancías		1.824.350				1.824.350
4.03	Servicios no personales		3.864.252				3.864.252
4.04	Activos reales		21.311.398				21.311.398
	TOTAL		**27.000.000**				**27.000.000**

PROYECTO:	COD. N.E: 129290 COD. PPTO: E50000054000 Creación de un modelo urbano y armónico para alcanzar un nuevo patrón socio-territorial en el Distrito Capital
UNIDAD DE MEDIDA:	acción
CANTIDAD:	Fem.() Mas.() Total(73)
ASIGNACIÓN PRESUPUESTARIA:	7.000.000
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Elaboración de Planes de Ordenación de Territorio y de Desarrollo Urbano considerando los Lineamientos del Plan de la Patria.
OBJETIVOS ESPECÍFICOS:	Identificar y proponer acciones para la mejora del hábitat del Distrito Capital.
RESULTADO:	Reordenamiento Territorial

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
4.02	Materiales, suministros y mercancías		703.886				703.886
4.03	Servicios no personales		6.296.114				6.296.114
	TOTAL		**7.000.000**				**7.000.000**

PROYECTO:	COD. N.E: 129291 COD. PPTO: E50000055000 Desarrollo de la Caracas Productiva.
UNIDAD DE MEDIDA:	unidad
CANTIDAD:	Fem.() Mas.() Total(360)
ASIGNACIÓN PRESUPUESTARIA:	20.000.000
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Impulsar el desarrollo del nuevo modelo socio - productivo en el Distrito Capital.
OBJETIVOS ESPECÍFICOS:	Incrementar y fortalecer el tejido socio-productivo para la producción de los Bienes y Servicios requeridos para la población, a través de la creación y desarrollo de unidades y redes productivas comunales, Pymes y otras formas asociativas en el Distrito Capital.
RESULTADO:	Unidades Productivas operativas en Comunas y Consejos Comunales

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
4.02	Materiales, suministros y mercancías		3.210.310				3.210.310
4.03	Servicios no personales		9.413.435				9.413.435
4.04	Activos reales		7.376.255				7.376.255
	TOTAL		**20.000.000**				**20.000.000**

PROYECTO:	COD. N.E: 129293 COD. PPTO: E50000056000 Acompañamiento Integral a las Instancias del Poder Popular con el fin de Contribuir a la consolidación del Estado Comunal y del Socialismo Bolivariano.
UNIDAD DE MEDIDA:	proyecto de investigación
CANTIDAD:	Fem.() Mas.() Total(154)
ASIGNACIÓN PRESUPUESTARIA:	148.000.000
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Fortalecer las acciones llevadas a cabo por las comunidades como base motora de la sociedad, en formación, ejecución y contraloría social de su gestión pública, para lograr la sustentabilidad que requieren para ser elevadas a niveles estratégicos como medida de transferencia de formación técnica, para elevar el desarrollo colectivo e individual, que ayude a darle sustento a sus acciones dentro de sus comunidades.
OBJETIVOS ESPECÍFICOS:	Acompañar a las comunidades organizadas en sus procesos de organización y participación orientados al desarrollo de estrategias de autogestión y cogestión para mejorar sustancialmente sus condiciones de vida.
RESULTADO:	Proyectos formulados, ejecutados y evaluados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
4.02	Materiales, suministros y mercancías		10.772.488				10.772.488
4.03	Servicios no personales		12.476.731				12.476.731
4.07	Transferencias y donaciones		124.750.781				124.750.781
	TOTAL		**148.000.000**				**148.000.000**

PROYECTO: COD. N.E: 129297 COD. PPTO: E50000057000 Atención integral a ciudadanos y ciudadanas del Distrito Capital con la finalidad de lograr la mayor suma de inclusión social.

UNIDAD DE MEDIDA: persona

CANTIDAD: Fem.() Mas.() Total(23.400)

ASIGNACIÓN PRESUPUESTARIA: 153.996.180

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Consolidar condiciones para el Vivir Bien atendiendo de manera integral a niños, niñas, adolescentes, jóvenes, adultos y adultas mayores, mujeres y la familia en general en situación de riesgo o vulnerabilidad y personas con algún tipo de discapacidad, en situación de calle o máxima exclusión social, como base fundamental de las políticas de inclusión en la construcción del socialismo.

OBJETIVOS ESPECÍFICOS: Afianzar las políticas especiales desde la comunidad, para la población en mayor nivel de vulnerabilidad: niños, niñas y adolescentes, adultos y adultas mayores, personas con discapacidad, personas en situación de calle, personas con adicciones, población sexo-género-diversa, entre otros. Que se encuentran en las 22 parroquias del Distrito Capital, los corredores de la Gran Misión Barrio Nuevo Barrio Tricolor, los Nuevos Urbanismos y los segmentos censales donde se encuentran ubicados los sectores con mayor pobreza extrema.

RESULTADO: Población atendida.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
4.02	Materiales, suministros y mercancías		35.121.930				35.121.930
4.03	Servicios no personales		39.304.984				39.304.984
4.04	Activos reales		12.877.359				12.877.359
4.07	Transferencias y donaciones		66.691.907				66.691.907
	TOTAL		**153.996.180**				**153.996.180**

PROYECTO: COD. N.E: 129298 COD. PPTO: E50000058000 Atención a la juventud, el deporte, recreación y educación en el Distrito Capital.

UNIDAD DE MEDIDA: persona

CANTIDAD: Fem.() Mas.() Total(72.000)

ASIGNACIÓN PRESUPUESTARIA: 300.000.000

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Ejercer la rectoría del deporte del Distrito Capital, formulando políticas y estrategias para el desarrollo del Plan Deportivo Distrital, en coordinación con el Ejecutivo Nacional y de acuerdo a la Ley Orgánica de Deporte, Actividad Física y Educación Física. Coadyuvar en la implementación y fortalecimiento de programas y proyectos en concordancia con la Ley para el Poder Popular de la Juventud y la Ley para la Juventud Productiva, donde se atiendan los Jóvenes del Distrito Capital sin distinciones ni discriminaciones fundadas en razones de género, sexo, raza, etnia, credo, condición social, aptitudes, diversidad funcional, opiniones e ideología, o de cualquier otra situación o circunstancia. Garantizar y fortalecer el servicio educativo del Distrito Capital, acorde con las leyes y reglamentos sobre la materia, enmarcado en el concepto robinsoniano de una Formación Liberadora, en concordancia, con los principios constitucionales y orientados por los valores.

OBJETIVOS ESPECÍFICOS: Ejercer la rectoría del deporte del Distrito Capital, formulando políticas y estrategias para el desarrollo del Plan Deportivo Distrital, en coordinación con el Ejecutivo Nacional y de acuerdo a la Ley Orgánica de Deporte, Actividad Física y Educación Física. Coadyuvar en la implementación y fortalecimiento de programas y proyectos en concordancia con la Ley para el Poder Popular de la Juventud y la Ley para la Juventud Productiva, donde se atiendan los Jóvenes del Distrito Capital. Garantizar y fortalecer el servicio educativo del Distrito Capital, acorde con las leyes y reglamentos sobre la materia, enmarcado en el concepto robinsoniano de una Formación Liberadora, en concordancia, con los principios constitucionales y orientada por los valores éticos y humanistas que nos permitan construir una sociedad más igualitaria y justa.

RESULTADO: 45.000 personas del sector educativo atendidas; 16.000 personas del sector deporte y 11.000 jóvenes organizados del Distrito Capital atendidos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
4.02	Materiales, suministros y mercancías		44.240.000				44.240.000
4.03	Servicios no personales		108.170.700				108.170.700
4.04	Activos reales		1.502.500				1.502.500
4.07	Transferencias y donaciones		146.086.800				146.086.800
	TOTAL		300.000.000				300.000.000

PROYECTO:	COD. N.E: 129302 COD. PPTO: E50000059000 Desarrollo de la Resiliencia frente a Desastres en el Distrito Capital.
UNIDAD DE MEDIDA:	persona
CANTIDAD:	Fem.() Mas.() Total(801.483)
ASIGNACIÓN PRESUPUESTARIA:	21.258.908
OBJETIVO HISTÓRICO:	II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Organizar, articular y coordinar la participación popular con los entes que hacen vida en el Distrito Capital para coadyuvar a la realización de acciones orientadas al fortalecimiento de la resiliencia ante desastres.
OBJETIVOS ESPECÍFICOS:	Sensibilizar, capacitar y dotar a la población del Distrito Capital de insumos y equipos necesarios que garanticen la autoprotección ante eventos adversos.
RESULTADO:	Personas preparadas para afrontar emergencias.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
4.02	Materiales, suministros y mercancías		11.872.175				11.872.175
4.03	Servicios no personales		2.030.726				2.030.726
4.04	Activos reales		4.482.928				4.482.928
4.07	Transferencias y donaciones		2.873.079				2.873.079
	TOTAL		**21.258.908**				**21.258.908**

PROYECTO:	COD. N.E: 129322 COD. PPTO: E50000060000 Fortalecer la infraestructura urbana en el Distrito Capital en aras de mejorar la calidad de vida de sus ciudadanos y ciudadanas.
UNIDAD DE MEDIDA:	obra
CANTIDAD:	Fem.() Mas.() Total(125)
ASIGNACIÓN PRESUPUESTARIA:	1.331.000.200
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Ejecutar de manera coordinada con los órganos y entes competentes en materia de infraestructura y servicios, todas aquellas obras que coadyuven al buen vivir de la población del Distrito Capital.
OBJETIVOS ESPECÍFICOS:	Ejercer funciones de restauración, rehabilitación, recuperación y revitalización de las obras, conjuntos y lugares que conforman los bienes patrimoniales y los espacios públicos de encuentro del Distrito Capital, de manera articulada con los órganos y entes competentes mediante la Subsecretaria de Bienes y Espacios Patrimoniales.
RESULTADO:	Recuperación de 125 obras en el Distrito Capital

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
4.02	Materiales, suministros y mercancías		9.285.715				9.285.715
4.03	Servicios no personales	47.235.450	74.722.830				121.958.280
4.04	Activos reales	441.704.000	494.395.955				936.099.955
4.07	Transferencias y donaciones	142.060.750	121.595.500				263.656.250
	TOTAL	**631.000.200**	**700.000.000**				**1.331.000.200**

PROYECTO:	COD. N.E: 129339 COD. PPTO: E50000061000 Desarrollo de políticas y estrategias para el fortalecimiento de la Identidad Caraqueña en el Distrito Capital.
UNIDAD DE MEDIDA:	acción
CANTIDAD:	Fem.() Mas.() Total(22)
ASIGNACIÓN PRESUPUESTARIA:	15.000.000
OBJETIVO HISTÓRICO:	V. Preservar la vida en el planeta y salvar a la especie humana.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Gestionar los temas relacionados con la transformación espiritual y simbólica de nuestra sociedad que se concreta en los espacios como lo cultural, patrimonial, ambientalista y los valores para el encuentro y la convivencia ciudadana.
OBJETIVOS ESPECÍFICOS:	Impulsar debates dentro de las organizaciones populares sobre la vivencia cultural y las identidades para el análisis de la situación actual y los cambios que se necesitan.
RESULTADO:	5 acciones conducentes al establecimiento e impulso de la Identidad Caraqueña.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
4.01	Gastos de personal		3.200.000				3.200.000
4.02	Materiales, suministros y mercancias		2.150.000				2.150.000
4.03	Servicios no personales		9.650.000				9.650.000
	TOTAL		**15.000.000**				**15.000.000**

PROYECTO:	COD. N.E: COD. PPTO: E50009999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	bolivar
CANTIDAD:	Fem.() Mas.() Total(2.395.698.223)
ASIGNACIÓN PRESUPUESTARIA:	2.395.698.187
OBJETIVO HISTÓRICO:	Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Garantizar los Recursos Financieros para Asegurar la Ejecución de los Proyectos
OBJETIVOS ESPECÍFICOS:	Transferir a los Entes los Recursos Financieros para la Ejecución de los Proyectos
RESULTADO:	Recursos transferidos a los Entes Descentralizados para la Ejecución de los Proyectos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
4.07	Transferencias y donaciones	948.639.215	1.447.058.972				2.395.698.187
	TOTAL	**948.639.215**	**1.447.058.972**				**2.395.698.187**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
4.07.00.00.00	Transferencias y donaciones	948.639.215	1.447.058.972				2.395.698.187
4.07.01.00.00	Transferencias y donaciones corrientes internas	948.639.215	1.447.058.972				2.395.698.187
4.07.01.03.00	Transferencias corrientes internas al sector público	948.639.215	1.447.058.972				2.395.698.187
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	577.784.135	690.000.000				1.267.784.135
	- A0227 Fundación para los Niños, Niñas y Adolescentes del Distrito Capital	50.000.000	20.000.000				70.000.000
	- A0244 Fundación para la Identidad Caraqueña del Distrito Capital	44.354.031					44.354.031
	- A0493 Fundación Banda Marcial Caracas	30.000.000	20.000.000				50.000.000
	- A0494 Fundación para el Desarrollo Endógeno Comunal Agroalimentario Fundeca Yerba Caracas	200.000.000	250.000.000				450.000.000
	- A0495 Fundación Vivienda del Distrito Capital	100.000.000	100.000.000				200.000.000
	- A1353 Servicio de Administración Tributaria del Distrito Capital (SATDC)	103.430.104					103.430.104
	- A1354 Cuerpo de Bomberos del Gobierno del Distrito Capital	50.000.000	300.000.000				350.000.000
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	370.855.080	757.058.972				1.127.914.052
	- A0521 Corporación para la Construcción y Gestión de Urbanismos en el Distrito Capital, S.A. (CORPOCAPITAL, S.A.)	20.855.080	457.058.972				477.914.052
	- A1536 Corporación de Servicios del Distrito Capital, S.A.	350.000.000	300.000.000				650.000.000

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
4.01	Gastos de personal		5.778.556.573				5.778.556.573
4.03	Servicios no personales		201.443.427				201.443.427
	TOTAL		5.980.000.000				5.980.000.000

ACCIÓN CENTRALIZADA: Gestión Administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
4.02	Materiales, suministros y mercancías		311.034.222		49.500.036		360.534.258
4.03	Servicios no personales		434.956.778				434.956.778
4.04	Activos reales		110.696.805				110.696.805
4.07	Transferencias y donaciones	50.484.413	3.676.769.200		50.000.000		3.777.253.613
4.08	Otros gastos		1.000.000				1.000.000
4.11	Disminución de pasivos		31.680.725				31.680.725
4.98	Rectificaciones al presupuesto	154.072.163	17.951.364		499.964		172.523.491
	TOTAL	204.556.576	4.584.089.094		100.000.000		4.888.645.670

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
407000000	Transferencias y donaciones	50.484.413	3.676.769.200				3.727.253.613
407010000	Transferencias y donaciones corrientes internas	50.484.413	3.676.769.200				3.727.253.613
407010300	Transferencias corrientes internas al sector público	50.484.413	3.676.769.200				3.727.253.613
407010302	Transferencias corrientes a entes descentralizados sin fines empresariales	50.484.413	2.523.148.299				2.573.632.712
407010302	- A0227 Fundación para los Niños, Niñas y Adolescentes del Distrito Capital		93.491.078				93.491.078
407010302	- A0244 Fundación para la Identidad Caraqueña del Distrito Capital		136.000.000				136.000.000
407010302	- A0493 Fundación Banda Marcial Caracas		31.000.000				31.000.000
407010302	- A0494 Fundación para el Desarrollo Endógeno Comunal Agroalimentario Fundeca Yerba Caracas		93.453.174				93.453.174
407010302	- A0495 Fundación Vivienda del Distrito Capital		326.204.047				326.204.047
407010302	- A1353 Servicio de Administración Tributaria del Distrito Capital (SATDC)	50.484.413					50.484.413
407010302	- A1354 Cuerpo de Bomberos del Gobierno del Distrito Capital		1.843.000.000				1.843.000.000
407010307	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros		1.085.810.135				1.085.810.135
407010307	- A0231 Sistema Urbano de Procesamiento, Recolección y Aseo de Caracas (SUPRA-CARACAS), C.A.		70.000.000				70.000.000
407010307	- A0521 Corporación para la Construcción y Gestión de Urbanismos en el Distrito Capital, S.A. (CORPOCAPITAL, S.A.)		425.000.000				425.000.000
407010307	- A1536 Corporación de Servicios del Distrito Capital, S.A.		590.810.135				590.810.135
407010311	Transferencias corrientes al Poder Municipal		67.810.766				67.810.766
407010311	- E7600 Área Metropolitana de Caracas		67.810.766				67.810.766

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
4.07	Transferencias y donaciones				1.806.000.000		1.806.000.000
	TOTAL				1.806.000.000		1.806.000.000

ACCIÓN CENTRALIZADA: Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
4.02	Materiales, suministros y mercancías		31.147.682				31.147.682
4.03	Servicios no personales		22.055.142				22.055.142
4.04	Activos reales		18.839.144				18.839.144
4.07	Transferencias y donaciones		47.958.032				47.958.032
	TOTAL		120.000.000				120.000.000

Rectificaciones al Presupuesto del Distrito Capital

RECTIFICACIONES AL PRESUPUESTO

	BOLÍVARES
Para las erogaciones con cargo a esta partida conforme a lo dispuesto en el artículo 28 de las Disposiciones Generales de esta Ley conforme a lo dispuesto en el artículo 74 del Decreto con Rango, Valor y Fuerza de Ley Orgánica de la Administración Financiera del Sector Público.	172.523.491
TOTAL PRESUPUESTO DE EGRESOS	**17.252.349.145**

Cuenta Ahorro-Inversión-Financiamiento del Distrito Capital

SECCIÓN TERCERA

Cuenta Ahorro – Inversión – Financiamiento del Distrito Capital

Artículo 49. La cuenta ahorro - inversión - financiamiento del Distrito Capital para el Ejercicio Económico Financiero 2016, es la siguiente:

Denominación	Presupuesto 2016 (En Bolívares)
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**17.252.349.145**
INGRESOS CORRIENTES ORDINARIOS	17.252.349.145
INGRESOS NO TRIBUTARIOS	1.782.600.792
Tasas	1.772.917.488
Ingresos del dominio minero	9.683.304
Otros minerales	9.683.304
TRANSFERENCIAS CORRIENTES	15.468.153.154
Transferencias corrientes del sector público	15.468.153.154
Transferencias corrientes internas recibidas del sector público	1.806.000.000
De la República	1.806.000.000
Situado y asignaciones legales al Poder Estadal y al Poder Municipal	13.562.153.154
Del Situado Constitucional	13.562.153.154
Del Situado Estadal	13.562.153.154
Subsidio de Capitalidad	100.000.000
OTROS INGRESOS	1.595.199

Denominación	Presupuesto 2016 (En Bolívares)
Diversos Ingresos	1.595.199
1.2 GASTOS CORRIENTES	**15.719.075.045**
GASTOS DE CONSUMO	7.253.489.900
Remuneraciones	5.781.756.573
Sueldos, salarios y otras retribuciones	1.968.088.732
Beneficios y complementos de sueldos y salarios	1.121.079.770
Aportes patronales	299.557.522
Prestaciones sociales y otras indemnizaciones	419.475.033
Asistencia socioeconómica	1.973.555.516
Compra de bienes y servicios	1.245.368.761
Bienes de consumo	523.930.781
Servicios no personales	721.437.980
Impuestos indirectos	275.864.602
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.242.561.618
Al sector privado	2.069.609.818
Transferencias corrientes al sector privado	1.944.406.800
Directas a personas	1.944.406.800
Pensiones y otros beneficios asociados	216.151.343
Jubilaciones y otros beneficios asociados	1.589.848.657
Otras transferencias directas a personas	138.406.800
Donaciones corrientes al sector privado	125.203.018
Donaciones a personas	125.203.018
Al sector público	6.172.951.800
Transferencias corrientes al sector público	6.172.951.800

Denominación	Presupuesto 2016 (En Bolívares)
A los entes descentralizados sin fines empresariales para sus gastos	3.841.416.847
A entes descentralizados con fines empresariales no petroleros	2.263.724.187
Al Poder Municipal	67.810.766
OTROS GASTOS CORRIENTES	1.000.000
Obligaciones del ejercicio vigente	850.000
Devoluciones y reintegros diversos	850.000
Indemnizaciones y sanciones pecuniarias	150.000
Indemnizaciones por daños y perjuicios ocasionados por organismos de la República, del Poder Estadal y del Poder Municipal	150.000
RECTIFICACIONES AL PRESUPUESTO	172.523.491
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**1.533.274.100**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.533.274.100**
RECURSOS PROPIOS DE CAPITAL	1.533.274.100
Ahorro en cuenta corriente	1.533.274.100
2.2 GASTOS DE CAPITAL	**1.501.593.375**
INVERSIÓN REAL DIRECTA	1.113.186.344
Formación bruta de capital fijo	1.108.847.363
Maquinaria, equipos y otros bienes muebles	172.747.408
Construcciones de bienes de dominio privado	603.848.035
Construcciones de bienes de dominio público	332.251.920
Bienes intangibles	4.338.981
TRANSFERENCIAS Y DONACIONES DE CAPITAL	388.407.031
Al sector público	388.407.031

Denominación	Presupuesto 2016 (En Bolívares)
Transferencias de capital al sector público	256.486.281
A Consejos Comunales, Comunas y demás organizaciones de base del poder popular	256.486.281
Donaciones de capital al sector público	131.920.750
A la República	131.920.750
2.3 RESULTADO FINANCIERO : SUPERAVIT	**31.680.725**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**31.680.725**
SUPERÁVIT FINANCIERO	31.680.725
3.2 APLICACIONES FINANCIERAS	**31.680.725**
DISMINUCIÓN DE PASIVOS	31.680.725
Disminución de otros pasivos	31.680.725
Disminución de obligaciones de ejercicios anteriores	31.680.725

Entes Descentralizados Funcionalmente sin Fines Empresariales del Distrito Capital

CAPÍTULO II

Presupuesto de Recursos y Egresos de los Entes Descentralizados Funcionalmente del Distrito Capital, sin Fines Empresariales

Artículo 50.- Se aprueba la estimación de recursos y se acuerdan los presupuestos de egresos de los Entes Descentralizados del Distrito Capital sin Fines Empresariales, que a continuación se señalan:

Distrito Capital

A0227	Fundación para los Niños, Niñas y Adolescentes del Distrito Capital
A0244	Fundación para la Identidad Caraqueña del Distrito Capital
A0493	Fundación Banda Marcial Caracas
A0494	Fundación para el Desarrollo Endógeno Comunal Agroalimentario Fundeca Yerba Caracas
A0495	Fundación Vivienda del Distrito Capital
A1349	Servicio Autónomo Lotería de Caracas
A1353	Servicio de Administración Tributaria del Distrito Capital (SATDC)
A1354	Cuerpo de Bomberos del Gobierno del Distrito Capital

A0227

Fundación para los Niños, Niñas y Adolescentes del Distrito Capital

FUNDACIÓN PARA LOS NIÑOS, NIÑAS Y ADOLESCENTES DEL DISTRITO CAPITAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para los Niños, Niñas y Adolescentes del Distrito Capital, tiene como propósito fundamental para el Ejercicio Económico Financiero 2016, continuar con la promoción y apoyo a toda iniciativa de concretización y dignificación que conduzca al rescate de los valores éticos y sociales de los niños, niñas y adolescentes en el Distrito Capital. En este sentido, se ha planteado lo siguiente:

- Contribuir desde sus distintos proyectos, planes y estrategias a la conformación de Consejos Comunales y su integración en Comunas para la consolidación del Poder Popular en pro de los derechos de los niños, niñas y adolescentes.
- Promover cultura para la garantía e inclusión social en materia de los derechos de niños, niñas y adolescentes del Distrito Capital, a través del desarrollo de proyectos educativos, de protección, salud, asistencia en materia de infancia y adolescencia para la formación de ciudadanos y de familias corresponsables, comprometidos con su ciudad y país.
- Establecerse como una institución eficaz en el desarrollo social, familiar y comunal, capaz de ejecutar políticas y proyectos que contribuyan a la formación integral de los niños, niñas, adolescentes y familias que viven en el Distrito Capital, para la construcción de una sociedad equitativa e igualitaria, que garantice su inclusión social y promoción de derechos, en articulación con el gobierno nacional y municipal, misiones, comunidades organizadas, comunas y otros entes gubernamentales, propiciando el acceso y disfrute de la población a una verdadera justicia social, con participación ciudadana, asumiendo la corresponsabilidad en el ejercicio del gobierno.

La Fundación para el Ejercicio Económico Financiero 2016, estima ingresos por el orden de Bs. 163.491.078 provenientes del aporte del Gobierno del Distrito Capital, de los cuales serán destinados la cantidad de Bs.70.000.000 para la ejecución del proyecto "Atención y abordaje integral para los niños, niñas y adolescentes del Distrito Capital" y Bs. 93.491.078 para las acciones centralizadas.

SECCIÓN PRIMERA

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**163.491.078**
INGRESOS CORRIENTES ORDINARIOS	163.491.078
TRANSFERENCIAS CORRIENTES	163.491.078
Transferencias corrientes del sector público	163.491.078
Transferencias corrientes internas recibidas del sector público	163.491.078
Del Poder Estadal	163.491.078
Distrito Capital	163.491.078
TOTAL RECURSOS	**163.491.078**

SECCIÓN SEGUNDA

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**151.748.114**
GASTOS DE CONSUMO	151.748.114
Remuneraciones	74.073.597
Sueldos, salarios y otras retribuciones	35.536.947
Beneficios y complementos de sueldos y salarios	13.293.996
Aportes patronales	4.951.401
Prestaciones sociales y otras indemnizaciones	13.264.526
Asistencia socioeconómica	7.026.727
Compra de bienes y servicios	68.057.762
Bienes de consumo	40.963.762
Servicios no personales	27.094.000
Impuestos indirectos	9.616.755
GASTOS DE CAPITAL	**11.742.964**
INVERSIÓN REAL DIRECTA	11.742.964
Formación bruta de capital fijo	11.742.964
Maquinaria, equipos y otros bienes muebles	11.742.964
TOTAL EGRESOS	**163.491.078**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos					Presupuesto 2016
						Ingresos				Fuentes Financieras	
		Unidad de Medida	Genero			Ingresos Propios	Transferencias y Donaciones				
			Cantidad	Fem.	Masc.		Del Distrito Capital	De los Entes Descentralizados	Otras		
129351	Atención y abordaje integral para los niños, niñas y adolescentes del Distrito Capital	persona	53.817				70.000.000				70.000.000
TOTAL							70.000.000				70.000.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos				Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones				
			Del Distrito Capital	De los Entes Descentralizados	Otras		
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		31.915.857				31.915.857
02	Gestión administrativa		61.575.221				61.575.221
TOTAL			93.491.078				93.491.078

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**143**	**45**	**31**	**219**	**17.990.660**		**17.990.660**
Alto Nivel y de Dirección	1			1	488.662		488.662
Directivo	10	10		20	2.148.732		2.148.732
Profesional y Técnico	57	9	17	83	7.829.773		7.829.773
Personal Administrativo	25	6	5	36	2.183.352		2.183.352
Obrero	50	20	9	79	5.340.141		5.340.141
Personal Contratado	**56**	**32**		**88**	**6.051.736**		**6.051.736**
Profesional y Técnico	46	24		70	5.077.124		5.077.124
Personal Administrativo	10	8		18	974.612		974.612
TOTAL	**199**	**77**	**31**	**307**	**24.042.396**		**24.042.396**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	74.073.597
4.02	Materiales, suministros y mercancias	40.963.762
4.03	Servicios no personales	36.710.755
4.04	Activos reales	11.742.964
	TOTAL	**163.491.078**

SECCIÓN TERCERA

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**163.491.078**
INGRESOS CORRIENTES ORDINARIOS	163.491.078
TRANSFERENCIAS CORRIENTES	163.491.078
Transferencias corrientes del sector público	163.491.078
Transferencias corrientes internas recibidas del sector público	163.491.078
Del Poder Estadal	163.491.078
Distrito Capital	163.491.078
1.2 GASTOS CORRIENTES	**151.748.114**
GASTOS DE CONSUMO	151.748.114
Remuneraciones	74.073.597
Sueldos, salarios y otras retribuciones	35.536.947
Beneficios y complementos de sueldos y salarios	13.293.996
Aportes patronales	4.951.401
Prestaciones sociales y otras indemnizaciones	13.264.526
Asistencia socioeconómica	7.026.727
Compra de bienes y servicios	68.057.762
Bienes de consumo	40.963.762
Servicios no personales	27.094.000
Impuestos indirectos	9.616.755
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**11.742.964**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**11.742.964**
RECURSOS PROPIOS DE CAPITAL	11.742.964
Ahorro en cuenta corriente	11.742.964
2.2 GASTOS DE CAPITAL	**11.742.964**
INVERSIÓN REAL DIRECTA	11.742.964
Formación bruta de capital fijo	11.742.964
Maquinaria, equipos y otros bienes muebles	11.742.964
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0244

Fundación para la Identidad Caraqueña del Distrito Capital

FUNDACIÓN PARA LA IDENTIDAD CARAQUEÑA DEL DISTRITO CAPITAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para la Identidad Caraqueña del Distrito Capital, tiene como propósito fundamental para el Ejercicio Económico Financiero 2016, continuar con la administración de los espacios monumentales, culturales y turísticos recuperados o construidos por el Gobierno del Distrito Capital para el disfrute de los ciudadanos. En este sentido, se ha planteado lo siguiente:

- Estudiar procesos y dinámicas socio-culturales, utilizando metodologías cuantitativas y cualitativas a fin de producir insumos útiles para la articulación e implementación de políticas y el diseño de la gestión y promoción cultural y turística; concebida como herramienta de transformación humana.
- Coordinar estrategias de actuación para la gestión cultural y turística en el Distrito Capital brindando información oportuna y precisa para la toma de decisiones relativas a la articulación e implementación de políticas públicas, la cooperación institucional, y la gestión de espacios y actividades en el Distrito Capital.
- Concebir, dirigir y supervisar las acciones concretas de promoción cultural y turística del Gobierno del Distrito Capital como herramienta de avance para la transformación.
- Construir la propuesta programática para la promoción cultural y turística en el Distrito Capital, realizando un levantamiento y análisis permanente de posibles contenidos a ser incorporados en las distintas actividades y espacios bajo la responsabilidad del Gobierno del Distrito Capital.
- Activar, registrar y difundir de manera permanente procesos colectivos de construcción de conocimientos en torno a la ciudad, la cultura, la identidad y otros temas relacionados con la transformación espiritual del individuo en colectivo, en concordancia con las líneas programáticas de gestión cultural y turística en el Distrito Capital

La Fundación para el Ejercicio Económico Financiero 2016, estima ingresos por el orden de Bs. 183.354.031, de los cuales Bs. 3.000.000, corresponden a la venta de servicios y Bs. 180.354.031, provenientes del aporte del Gobierno del Distrito Capital, los cuales serán destinados la cantidad de Bs. 47.354.031 para la ejecución del proyecto "Fortalecimiento del Potencial Sociocultural para Impulsar la Identidad Caraqueña" y Bs. 136.000.000 para las acciones centralizadas.

SECCIÓN PRIMERA

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**183.354.031**
INGRESOS CORRIENTES ORDINARIOS	183.354.031
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.000.000
Venta de otros bienes y servicios	3.000.000
TRANSFERENCIAS CORRIENTES	180.354.031
Transferencias corrientes del sector público	180.354.031
Transferencias corrientes internas recibidas del sector público	180.354.031
Del Poder Estadal	180.354.031
Distrito Capital	180.354.031
TOTAL RECURSOS	**183.354.031**

SECCIÓN SEGUNDA

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**178.931.251**
GASTOS DE CONSUMO	177.959.251
Remuneraciones	112.815.846
Sueldos, salarios y otras retribuciones	60.998.962
Beneficios y complementos de sueldos y salarios	21.470.260
Aportes patronales	9.185.752
Prestaciones sociales y otras indemnizaciones	11.512.297
Asistencia socioeconómica	9.648.575
Compra de bienes y servicios	57.689.880
Bienes de consumo	36.415.682
Servicios no personales	21.274.198
Impuestos indirectos	7.453.525
TRANSFERENCIAS Y DONACIONES CORRIENTES	972.000
Al sector privado	972.000
Donaciones corrientes al sector privado	972.000
Donaciones a personas	972.000
GASTOS DE CAPITAL	**4.422.780**
INVERSIÓN REAL DIRECTA	4.422.780
Formación bruta de capital fijo	4.422.780
Maquinaria, equipos y otros bienes muebles	4.422.780
TOTAL EGRESOS	**183.354.031**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Cantidad	Meta: Genero Fem.	Meta: Genero Masc.	Recursos: Ingresos Propios	Transferencias y Donaciones: Del Distrito Capital	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
129374	Fortalecimiento del potencial sociocultural para impulsar la identidad caraqueña.	actividad	4.987			3.000.000	44.354.031				47.354.031
	TOTAL					3.000.000	44.354.031				47.354.031

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos Propios	Transferencias y Donaciones: Del Distrito Capital	Transferencias y Donaciones: De los Entes Descentralizados	Transferencias y Donaciones: Otras	Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		113.508.677				113.508.677
02	Gestión administrativa		22.491.323				22.491.323
	TOTAL		136.000.000				136.000.000

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**43**	**61**		**104**	**21.482.488**	**141.240**	**21.623.728**
Alto Nivel y de Dirección	1			1	293.129		293.129
Directivo	2	3		5	1.440.000		1.440.000
Profesional y Técnico	31	53		84	15.879.024	127.981	16.007.005
Personal Administrativo	9	2		11	3.410.436	9.427	3.419.863
Obrero		3		3	459.899	3.832	463.731
Personal Contratado	**31**	**47**		**78**	**15.400.760**		**15.400.760**
Profesional y Técnico	31	47		78	15.400.760		15.400.760
TOTAL	**74**	**108**		**182**	**36.883.248**	**141.240**	**37.024.488**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	112.815.846
4.02	Materiales, suministros y mercancías	36.415.682
4.03	Servicios no personales	28.727.723
4.04	Activos reales	4.422.780
4.07	Transferencias y donaciones	972.000
	TOTAL	**183.354.031**

SECCIÓN TERCERA

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**183.354.031**
INGRESOS CORRIENTES ORDINARIOS	183.354.031
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.000.000
Venta de otros bienes y servicios	3.000.000
TRANSFERENCIAS CORRIENTES	180.354.031
Transferencias corrientes del sector público	180.354.031
Transferencias corrientes internas recibidas del sector público	180.354.031
Del Poder Estadal	180.354.031
Distrito Capital	180.354.031
1.2 GASTOS CORRIENTES	**178.931.251**
GASTOS DE CONSUMO	177.959.251
Remuneraciones	112.815.846
Sueldos, salarios y otras retribuciones	60.998.962
Beneficios y complementos de sueldos y salarios	21.470.260
Aportes patronales	9.185.752
Prestaciones sociales y otras indemnizaciones	11.512.297
Asistencia socioeconómica	9.648.575
Compra de bienes y servicios	57.689.880
Bienes de consumo	36.415.682
Servicios no personales	21.274.198
Impuestos indirectos	7.453.525
TRANSFERENCIAS Y DONACIONES CORRIENTES	972.000
Al sector privado	972.000
Donaciones corrientes al sector privado	972.000
Donaciones a personas	972.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**4.422.780**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**4.422.780**
RECURSOS PROPIOS DE CAPITAL	4.422.780
Ahorro en cuenta corriente	4.422.780
2.2 GASTOS DE CAPITAL	**4.422.780**
INVERSIÓN REAL DIRECTA	4.422.780
Formación bruta de capital fijo	4.422.780
Maquinaria, equipos y otros bienes muebles	4.422.780
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0493

Fundación Banda Marcial Caracas

FUNDACIÓN BANDA MARCIAL CARACAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Banda Marcial Caracas, tiene como propósito fundamental para el ejercicio económico financiero 2016, se orienta a salvaguardar, recuperar, promocionar y divulgar el acervo musical caraqueño, nacional y universal de las obras musicales como elementos culturales e históricos del Distrito Capital. En este sentido, se ha planteado lo siguiente:

- Promocionar el patrimonio cultural caraqueño a través de presentaciones de eventos musicales como: retretas caraqueñas, conciertos, recitales musicales, talleres, conciertos didácticos, actos protocolares, recuperación de obras, foros, ediciones discográficas y bibliográficas, involucrando a las instituciones públicas, comunidades organizadas y el Poder Comunal del Distrito Capital.

- Coordinar estrategias de actuación para la gestión cultural y turística en el Distrito Capital brindando información oportuna y precisa para la toma de decisiones relativas a la articulación e implementación de políticas públicas, la cooperación institucional, y la gestión de espacios y actividades en el Distrito Capital.

La Fundación para el Ejercicio Económico Financiero 2016, estima ingresos por el orden de Bs. 81.000.000 provenientes del aporte del Gobierno del Distrito Capital, los cuales serán destinados la cantidad de Bs. 50.000.000 para la ejecución del proyecto "Promoción de la cultura y el acervo musical caraqueño" y Bs. 31.000.000 para las acciones centralizadas.

SECCIÓN PRIMERA

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**81.000.000**
INGRESOS CORRIENTES ORDINARIOS	81.000.000
TRANSFERENCIAS CORRIENTES	81.000.000
Transferencias corrientes del sector público	81.000.000
Transferencias corrientes internas recibidas del sector público	81.000.000
Del Poder Estadal	81.000.000
Distrito Capital	81.000.000
TOTAL RECURSOS	**81.000.000**

SECCIÓN SEGUNDA

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**66.982.500**
GASTOS DE CONSUMO	65.944.500
Remuneraciones	29.406.000
Sueldos, salarios y otras retribuciones	24.508.976
Beneficios y complementos de sueldos y salarios	3.771.032
Aportes patronales	417.187
Prestaciones sociales y otras indemnizaciones	139.000
Asistencia socioeconómica	569.805
Compra de bienes y servicios	30.687.157
Bienes de consumo	17.047.017
Servicios no personales	13.640.140
Impuestos indirectos	5.851.343
GASTOS DE LA PROPIEDAD	78.000
Derechos sobre bienes intangibles	78.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	960.000
Al sector privado	960.000
Donaciones corrientes al sector privado	960.000
Donaciones a personas	960.000
GASTOS DE CAPITAL	**14.017.500**
INVERSIÓN REAL DIRECTA	14.017.500
Formación bruta de capital fijo	13.867.500
Maquinaria, equipos y otros bienes muebles	13.867.500
Bienes intangibles	150.000
TOTAL EGRESOS	**81.000.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
		Unidad de Medida	Genero			Ingresos					Fuentes Financieras	
			Cantidad	Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones					
							Del Distrito Capital	De los Entes Descentralizados	Otras			
129318	Promoción de la cultura y el acervo musical caraqueño.	evento	70				50.000.000					50.000.000
TOTAL							50.000.000					50.000.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos				Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones				
			Del Distrito Capital	De los Entes Descentralizados	Otras		
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		26.575.000				26.575.000
02	Gestión administrativa		4.425.000				4.425.000
TOTAL			31.000.000				31.000.000

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	35	61	31	127	17.511.458		17.511.458
Alto Nivel y de Dirección	1			1	359.467		359.467
Directivo	2	4	3	9	1.775.661		1.775.661
Profesional y Técnico	19	52	22	93	11.049.531		11.049.531
Personal Administrativo	7	1		8	3.206.299		3.206.299
Obrero	6	4	6	16	1.120.500		1.120.500
Personal Contratado	6	4		10	4.477.117		4.477.117
Profesional y Técnico	2	3		5	2.462.444		2.462.444
Personal Administrativo	4	1		5	2.014.673		2.014.673
TOTAL	41	65	31	137	21.988.575		21.988.575

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	29.406.000
4.02	Materiales, suministros y mercancías	17.047.017
4.03	Servicios no personales	19.569.483
4.04	Activos reales	14.017.500
4.07	Transferencias y donaciones	960.000
	TOTAL	81.000.000

SECCIÓN TERCERA

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**81.000.000**
INGRESOS CORRIENTES ORDINARIOS	81.000.000
TRANSFERENCIAS CORRIENTES	81.000.000
Transferencias corrientes del sector público	81.000.000
Transferencias corrientes internas recibidas del sector público	81.000.000
Del Poder Estadal	81.000.000
Distrito Capital	81.000.000
1.2 GASTOS CORRIENTES	**66.982.500**
GASTOS DE CONSUMO	65.944.500
Remuneraciones	29.406.000
Sueldos, salarios y otras retribuciones	24.508.976
Beneficios y complementos de sueldos y salarios	3.771.032
Aportes patronales	417.187
Prestaciones sociales y otras indemnizaciones	139.000
Asistencia socioeconómica	569.805
Compra de bienes y servicios	30.687.157
Bienes de consumo	17.047.017
Servicios no personales	13.640.140
Impuestos indirectos	5.851.343
GASTOS DE LA PROPIEDAD	78.000
Derechos sobre bienes intangibles	78.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	960.000
Al sector privado	960.000
Donaciones corrientes al sector privado	960.000
Donaciones a personas	960.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**14.017.500**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**14.017.500**
RECURSOS PROPIOS DE CAPITAL	14.017.500
Ahorro en cuenta corriente	14.017.500
2.2 GASTOS DE CAPITAL	**14.017.500**
INVERSIÓN REAL DIRECTA	14.017.500
Formación bruta de capital fijo	13.867.500
Maquinaria, equipos y otros bienes muebles	13.867.500
Bienes intangibles	150.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0494

Fundación para el Desarrollo Endógeno Comunal Agroalimentario Fundeca Yerba Caracas

FUNDACIÓN PARA EL DESARROLLO ENDÓGENO COMUNAL AGROALIMENTARIO FUNDECA YERBA CARACAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación para el Desarrollo Endógeno Comunal Agroalimentario Fundeca Yerba Caracas, tiene como propósito fundamental, garantizar el desarrollo del sistema de compra, almacenamiento y distribución de alimentos básicos y estratégicos, procesados por administración directa de la fundación y a través de cooperativas y empresas de producción social, con el fin de dirigirlos a sectores priorizados dentro del Distrito Capital. Esta labor permite la autonomía, administración, control y racionamiento en condiciones normales y de contingencia para proporcionar alimentos a la población infantil, adolescente, adultos mayores y personas ubicadas en espacios focalizados del Distrito Capital. Esto es posible, a través de la puesta en servicio de los Centros Bolivarianos de Acopio que permiten la distribución de los alimentos hacia las unidades educativas distritales y hasta los organismos administrativos adscritos al Gobierno del Distrito Capital.

De esta manera, la Fundación Yerba Caracas estima ejecutar para el Ejercicio Económico Financiero 2016, el proyecto: "Atención integral alimentaria para comunidades y sectores priorizados del Distrito Capital", orientado a la satisfacción de las necesidades alimenticias de aproximadamente 104 escuelas bajo la jurisdicción del Distrito Capital, con una población infantil de 45.362 beneficiarios directos. Adicionalmente, estima atender una población considerable de adultos mayores en casas hogares, así como abastecer de alimentos los servicios de comedores de organismos adscritos al Gobierno del Distrito Capital como, Cuerpo de Bomberos, Protección Civil y la Secretaría de Seguridad Ciudadana.

La Fundación para el Ejercicio Económico Financiero 2016, estima percibir ingresos por el orden de Bs. 543.453.174, provenientes del aporte asignado por el Gobierno del Distrito Capital, los cuales serán destinados la cantidad de Bs.450.000.000, para la ejecución de su proyecto y, Bs. 93.453.174 para las acciones centralizadas.

SECCIÓN PRIMERA

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**543.453.174**
INGRESOS CORRIENTES ORDINARIOS	543.453.174
TRANSFERENCIAS CORRIENTES	543.453.174
Transferencias corrientes del sector público	543.453.174
Transferencias corrientes internas recibidas del sector público	543.453.174
Del Poder Estadal	543.453.174
Distrito Capital	543.453.174
TOTAL RECURSOS	**543.453.174**

SECCIÓN SEGUNDA

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**508.574.646**
GASTOS DE CONSUMO	508.574.646
Remuneraciones	218.252.943
Sueldos, salarios y otras retribuciones	103.566.971
Beneficios y complementos de sueldos y salarios	30.275.487
Aportes patronales	13.059.335
Prestaciones sociales y otras indemnizaciones	42.832.057
Asistencia socioeconómica	26.753.469
Otros gastos de personal	1.765.624
Compra de bienes y servicios	264.398.937
Bienes de consumo	205.325.136
Servicios no personales	59.073.801
Impuestos indirectos	25.922.766
GASTOS DE CAPITAL	**34.878.528**
INVERSIÓN REAL DIRECTA	34.878.528
Formación bruta de capital fijo	34.878.528
Maquinaria, equipos y otros bienes muebles	29.878.528
Construcciones de bienes de dominio privado	5.000.000
TOTAL EGRESOS	**543.453.174**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Genero: Cantidad	Meta: Genero: Fem.	Meta: Genero: Masc.	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: Del Distrito Capital	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
129355	Atención Integral alimentaria para comunidades y sectores priorizados del Distrito Capital.	ración	13.381.880				450.000.000				450.000.000
	TOTAL						450.000.000				450.000.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: Del Distrito Capital	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		74.227.245				74.227.245
02	Gestión administrativa		19.225.929				19.225.929
	TOTAL		93.453.174				93.453.174

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**81**	**169**	**50**	**300**	**61.725.676**	**84.000**	**61.809.676**
Alto Nivel y de Dirección		1		1	4.782.433		4.782.433
Directivo	3	4	9	16	10.216.105		10.216.105
Profesional y Técnico	38	23	10	71	9.355.540	12.000	9.367.540
Personal Administrativo	25	13	5	43	4.402.607	72.000	4.474.607
Obrero	15	128	26	169	32.968.991		32.968.991
TOTAL	81	169	50	300	61.725.676	84.000	61.809.676

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	218.252.943
4.02	Materiales, suministros y mercancias	205.325.136
4.03	Servicios no personales	84.996.567
4.04	Activos reales	34.878.528
	TOTAL	**543.453.174**

SECCIÓN TERCERA

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**543.453.174**
INGRESOS CORRIENTES ORDINARIOS	543.453.174
TRANSFERENCIAS CORRIENTES	543.453.174
Transferencias corrientes del sector público	543.453.174
Transferencias corrientes internas recibidas del sector público	543.453.174
Del Poder Estadal	543.453.174
Distrito Capital	543.453.174
1.2 GASTOS CORRIENTES	508.574.646
GASTOS DE CONSUMO	508.574.646
Remuneraciones	218.252.943
Sueldos, salarios y otras retribuciones	103.566.971
Beneficios y complementos de sueldos y salarios	30.275.487
Aportes patronales	13.059.335
Prestaciones sociales y otras indemnizaciones	42.832.057
Asistencia socioeconómica	26.753.469
Otros gastos de personal	1.765.624
Compra de bienes y servicios	264.398.937
Bienes de consumo	205.325.136
Servicios no personales	59.073.801
Impuestos indirectos	25.922.766
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**34.878.528**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**34.878.528**
RECURSOS PROPIOS DE CAPITAL	34.878.528
Ahorro en cuenta corriente	34.878.528
2.2 GASTOS DE CAPITAL	**34.878.528**
INVERSIÓN REAL DIRECTA	34.878.528
Formación bruta de capital fijo	34.878.528
Maquinaria, equipos y otros bienes muebles	29.878.528
Construcciones de bienes de dominio privado	5.000.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0495

Fundación Vivienda del Distrito Capital

FUNDACIÓN VIVIENDA DEL DISTRITO CAPITAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación Vivienda del Distrito Capital tiene como objeto, la promoción, administración y ejecución de Programas, Planes y Proyectos de Vivienda y Hábitat de conformidad con las políticas y directrices emanadas tanto del Gobierno del Distrito Capital, como del Ejecutivo Nacional y del Ente Rector en materia de Vivienda y Hábitat, a fin de atender en forma integral los requerimientos de la población del Distrito Capital. En este sentido, se ha planteado lo siguiente:

- La ejecución de actividades en el ámbito habitacional y de hábitat socialista que permitan beneficiar a familias de escasos recursos o que se encuentren en situación de inminente alto riesgo en el Distrito Capital.

- Garantizar el derecho a una vivienda y hábitat dignos para las comunidades populares de las veintidós (22) Parroquias del Distrito Capital, a través de estrategias, tales como: donaciones de viviendas, donaciones de materiales, la sustitución de viviendas, la construcción de viviendas y la adquisición de vivienda por la vía del mercado secundario.

- Continuar con la construcción de obras en bienes del dominio privado y/o público para la consecución de los espacios socialistas en las Parroquias del Distrito Capital, tales como plazas, parques, áreas recreacionales, escuelas, entre otras.

Asimismo, la Fundación Vivienda del Distrito Capital para el Ejercicio Económico Financiero 2016, orientará su línea de acción hacia la ejecución de un Proyecto denominado "Construcción, sustitución, adquisición, mejoras de viviendas y rehabilitación de espacios socialistas en el Distrito Capital", con una meta de 995 familias a beneficiar a través de la ejecución de planes de vivienda que garanticen el acceso a una vivienda digna y a los servicios básicos.

La Fundación para el Ejercicio Económico Financiero 2016, estima ingresos por el orden de Bs. 526.204.047 provenientes del aporte del Gobierno del Distrito Capital, de los cuales serán destinados la cantidad de Bs. 200.000.000 para la ejecución del citado proyecto y Bs. 326.204.047 para las acciones centralizadas.

SECCIÓN PRIMERA

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**526.204.047**
INGRESOS CORRIENTES ORDINARIOS	526.204.047
TRANSFERENCIAS CORRIENTES	526.204.047
Transferencias corrientes del sector público	526.204.047
Transferencias corrientes internas recibidas del sector público	526.204.047
Del Poder Estadal	526.204.047
Distrito Capital	526.204.047
TOTAL RECURSOS	**526.204.047**

SECCIÓN SEGUNDA

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**399.849.876**
GASTOS DE CONSUMO	392.349.876
Remuneraciones	288.457.405
Sueldos, salarios y otras retribuciones	156.596.147
Beneficios y complementos de sueldos y salarios	38.557.278
Aportes patronales	20.051.041
Prestaciones sociales y otras indemnizaciones	26.854.987
Asistencia socioeconómica	46.397.952
Compra de bienes y servicios	91.976.579
Bienes de consumo	41.370.309
Servicios no personales	50.606.270
Impuestos indirectos	11.915.892
TRANSFERENCIAS Y DONACIONES CORRIENTES	7.500.000
Al sector privado	7.500.000
Donaciones corrientes al sector privado	7.500.000
Donaciones a personas	7.500.000
GASTOS DE CAPITAL	**126.354.171**
INVERSIÓN REAL DIRECTA	107.854.171
Formación bruta de capital fijo	107.854.171
Edificios e instalaciones	65.000.000

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
Maquinaria, equipos y otros bienes muebles	22.901.799
Construcciones de bienes de dominio privado	14.952.372
Construcciones de bienes de dominio público	5.000.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	18.500.000
Al sector privado	18.500.000
Donaciones de capital al sector privado	18.500.000
A personas	18.500.000
TOTAL EGRESOS	526.204.047

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos					Presupuesto 2016
						Ingresos				Fuentes Financieras	
		Unidad de Medida	Genero			Ingresos Propios	Transferencias y Donaciones				
			Cantidad	Fem.	Masc.		Del Distrito Capital	De los Entes Descentralizados	Otras		
129284	Construcción, sustitución, adquisición, mejoras de viviendas y rehabilitación de espacios socialistas en el Distrito Capital	familia	995				200.000.000				200.000.000
TOTAL							200.000.000				200.000.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos				Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones				
			Del Distrito Capital	De los Entes Descentralizados	Otras		
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		293.255.773				293.255.773
02	Gestión administrativa		32.948.274				32.948.274
	TOTAL		326.204.047				326.204.047

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**175**	**179**		**354**	**83.767.788**		**83.767.788**
Alto Nivel y de Dirección		1		1	344.365		344.365
Directivo	16	14		30	7.493.075		7.493.075
Profesional y Técnico	98	99		197	49.204.528		49.204.528
Personal Administrativo	46	20		66	16.484.765		16.484.765
Obrero	15	45		60	10.241.055		10.241.055
Personal Contratado	**5**	**10**		**15**	**2.531.648**		**2.531.648**
Profesional y Técnico		5		5	126.583		126.583
Personal Administrativo	5	5		10	2.405.065		2.405.065
TOTAL	180	189		369	86.299.436		86.299.436

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	288.457.405
4.02	Materiales, suministros y mercancías	41.370.309
4.03	Servicios no personales	62.522.162
4.04	Activos reales	107.854.171
4.07	Transferencias y donaciones	26.000.000
	TOTAL	526.204.047

SECCIÓN TERCERA

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	526.204.047
INGRESOS CORRIENTES ORDINARIOS	526.204.047
TRANSFERENCIAS CORRIENTES	526.204.047
Transferencias corrientes del sector público	526.204.047
Transferencias corrientes internas recibidas del sector público	526.204.047
Del Poder Estadal	526.204.047
Distrito Capital	526.204.047
1.2 GASTOS CORRIENTES	399.849.876
GASTOS DE CONSUMO	392.349.876
Remuneraciones	288.457.405
Sueldos, salarios y otras retribuciones	156.596.147
Beneficios y complementos de sueldos y salarios	38.557.278
Aportes patronales	20.051.041
Prestaciones sociales y otras indemnizaciones	26.854.987
Asistencia socioeconómica	46.397.952
Compra de bienes y servicios	91.976.579
Bienes de consumo	41.370.309
Servicios no personales	50.606.270
Impuestos indirectos	11.915.892
TRANSFERENCIAS Y DONACIONES CORRIENTES	7.500.000
Al sector privado	7.500.000
Donaciones corrientes al sector privado	7.500.000
Donaciones a personas	7.500.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	126.354.171
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	126.354.171
RECURSOS PROPIOS DE CAPITAL	126.354.171
Ahorro en cuenta corriente	126.354.171
2.2 GASTOS DE CAPITAL	126.354.171
INVERSIÓN REAL DIRECTA	107.854.171
Formación bruta de capital fijo	107.854.171
Edificios e instalaciones	65.000.000
Maquinaria, equipos y otros bienes muebles	22.901.799
Construcciones de bienes de dominio privado	14.952.372
Construcciones de bienes de dominio público	5.000.000

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
TRANSFERENCIAS Y DONACIONES DE CAPITAL	18.500.000
Al sector privado	18.500.000
Donaciones de capital al sector privado	18.500.000
A personas	18.500.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A1349

Servicio Autónomo Lotería de Caracas

SERVICIO AUTÓNOMO LOTERÍA DE CARACAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Para el Ejercicio Económico Financiero 2016, el Servicio Autónomo Lotería de Caracas tiene como objetivo fundamental, continuar con el fortalecimiento de programas sociales dirigidos a personas de escasos recursos económicos, permitiendo de esta manera mejorar su calidad de vida. En este sentido, el ente profundizará su accionar en su único Proyecto "Beneficencia Pública y Asistencia Social a Personas a Nivel Nacional", cuya principal meta es atender a 1.600 personas.

La política presupuestaria y financiera del Servicio Autónomo Lotería de Caracas, estará enfocada al desarrollo eficiente de las acciones de la gestión pública, en función de las políticas y objetivos trazados en las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019, a través de la explotación de juegos de lotería de forma directa o a través de terceros, a fin de brindar asistencia social principalmente en materia de salud, deporte, cultura y recreación.

El Servicio Autónomo Lotería de Caracas para el Ejercicio Económico Financiero 2016, estima ingresos por el orden de Bs. 11.250.000, correspondientes a recursos propios del ente, los cuales serán destinados Bs. 5.616.258 para la ejecución del proyecto antes citado y la cantidad de Bs. 5.633.742 para las acciones centralizadas.

SECCIÓN PRIMERA

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**11.250.000**
INGRESOS CORRIENTES ORDINARIOS	11.250.000
INGRESOS DE OPERACIÓN	11.250.000
Otros ingresos de operación	11.250.000
TOTAL RECURSOS	**11.250.000**

SECCIÓN SEGUNDA

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**11.176.987**
GASTOS DE CONSUMO	6.451.987
Remuneraciones	4.788.833
Sueldos, salarios y otras retribuciones	2.222.337
Beneficios y complementos de sueldos y salarios	1.057.596
Aportes patronales	477.332
Prestaciones sociales y otras indemnizaciones	541.324
Asistencia socioeconómica	490.244
Compra de bienes y servicios	500.507
Bienes de consumo	264.008
Servicios no personales	236.499
Impuestos indirectos	1.162.647
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.725.000
Al sector privado	3.300.000
Donaciones corrientes al sector privado	3.300.000
Donaciones a personas	3.300.000
Al sector público	1.425.000
Transferencias corrientes al sector público	1.425.000
A los entes descentralizados sin fines empresariales para sus gastos	225.000
A instituciones de protección social para atender beneficios de la seguridad social	1.200.000
GASTOS DE CAPITAL	**66.811**
INVERSIÓN REAL DIRECTA	66.811
Formación bruta de capital fijo	66.811
Maquinaria, equipos y otros bienes muebles	66.811
APLICACIONES FINANCIERAS	**6.202**
DISMINUCIÓN DE PASIVOS	6.202
Disminución de otros pasivos	6.202
Disminución de obligaciones de ejercicios anteriores	6.202
TOTAL EGRESOS	**11.250.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos					Presupuesto 2016
						Ingresos				Fuentes Financieras	
		Unidad de Medida	Genero			Ingresos Propios	Transferencias y Donaciones				
			Cantidad	Fem.	Masc.		Del Distrito Capital	De los Entes Descentralizados	Otras		
129321	Beneficencia pùblica y asistencia social a personas a nivel nacional	persona	1.600			5.616.258					5.616.258
TOTAL						5.616.258					5.616.258

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos				Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones				
			Del Distrito Capital	De los Entes Descentralizados	Otras		
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras	3.678.311					3.678.311
02	Gestión Administrativa	1.955.431					1.955.431
TOTAL		5.633.742					5.633.742

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**12**	**8**		**20**	**1.503.252**		**1.503.252**
Alto Nivel y de Dirección		1		1	104.688		104.688
Directivo	1	3		4	398.057		398.057
Profesional y Técnico	7	1		8	256.694		256.694
Personal Administrativo	3	1		4	535.705		535.705
Obrero	1	2		3	208.108		208.108
TOTAL	**12**	**8**		**20**	**1.503.252**		**1.503.252**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	4.788.833
4.02	Materiales, suministros y mercancías	264.008
4.03	Servicios no personales	1.399.146
4.04	Activos reales	66.811
4.07	Transferencias y donaciones	4.725.000
4.11	Disminución de pasivos	6.202
	TOTAL	**11.250.000**

SECCIÓN TERCERA

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**11.250.000**
INGRESOS CORRIENTES ORDINARIOS	11.250.000
INGRESOS DE OPERACIÓN	11.250.000
Otros ingresos de operación	11.250.000
1.2 GASTOS CORRIENTES	**11.176.987**
GASTOS DE CONSUMO	6.451.987
Remuneraciones	4.788.833
Sueldos, salarios y otras retribuciones	2.222.337
Beneficios y complementos de sueldos y salarios	1.057.596
Aportes patronales	477.332
Prestaciones sociales y otras indemnizaciones	541.324
Asistencia socioeconómica	490.244
Compra de bienes y servicios	500.507
Bienes de consumo	264.008
Servicios no personales	236.499
Impuestos indirectos	1.162.647
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.725.000
Al sector privado	3.300.000
Donaciones corrientes al sector privado	3.300.000
Donaciones a personas	3.300.000
Al sector público	1.425.000
Transferencias corrientes al sector público	1.425.000
A los entes descentralizados sin fines empresariales para sus gastos	225.000
A instituciones de protección social para atender beneficios de la seguridad social	1.200.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**73.013**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**73.013**
RECURSOS PROPIOS DE CAPITAL	73.013
Ahorro en cuenta corriente	73.013
2.2 GASTOS DE CAPITAL	**66.811**
INVERSIÓN REAL DIRECTA	66.811
Formación bruta de capital fijo	66.811
Maquinaria, equipos y otros bienes muebles.	66.811

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2.3 RESULTADO FINANCIERO : SUPERAVIT	**6.202**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**6.202**
SUPERÁVIT FINANCIERO	6.202
3.2 APLICACIONES FINANCIERAS	**6.202**
DISMINUCIÓN DE PASIVOS	6.202
Disminución de otros pasivos	6.202
Disminución de obligaciones de ejercicios anteriores	6.202

A1353

Servicio de Administración Tributaria del Distrito Capital (SATDC)

SERVICIO DE ADMINISTRACIÓN TRIBUTARIA DEL DISTRITO CAPITAL (SATDC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

Las políticas y estratégicas emprendidas por el Servicio de Administración Tributaria del Distrito Capital (Satdc), se mantienen de cara a la definición, consolidación y sustentabilidad de un modelo socialista de país, apoyado en directrices que permitan modificar de forma positiva la cultura tributaria de los contribuyentes que ejercen actividades económicas dentro de la jurisdicción del Distrito Capital. En este sentido, se ha planteado lo siguiente:

- Profundizar el Proyecto "Fortalecimiento de la Recaudación Tributaria en el Distrito Capital", es importante destacar que este proyecto tiene por meta fortalecer y modificar positivamente la cultura tributaria de un universo de los contribuyentes que hacen vida dentro de la jurisdicción del Distrito Capital, a través de jornadas de divulgación, control, inspección y fiscalización, que conlleven al cumplimiento voluntario del pago de los tributos y coadyuvar con las cargas públicas, ya que los recursos recaudados retornan a la población con la prestación de servicios de calidad que persiguen brindar la Suprema Felicidad a los habitantes y transeúntes del municipio Bolivariano Libertador de Caracas.
- Establecer las bases para atender lo concerniente a las exigencias que implica el desarrollo efectivo de acciones con miras a mejorar la efectividad, eficiencia y transparencia de la Gestión Pública, en función de las políticas y los objetivos estratégicos para profundizar el Socialismo del Siglo XXI y de las Líneas Generales del Plan de la Patria, Proyecto Nacional Simón Bolívar, Segundo Plan Socialista de Desarrollo Económico y Social de la Nación 2013-2019.

Para el Ejercicio Económico Financiero 2016, se estiman recursos por Bs. 156.475.917, provenientes una parte del aporte del Gobierno del Distrito Capital por la cantidad de Bs. 153.914.517 y del fondo de depreciación y amortización Bs. 2.561.400, los cuales serán destinados la cantidad de Bs.103.430.104 para la ejecución del proyecto y Bs. 53.045.813 para las acciones centralizadas.

SECCIÓN PRIMERA

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**153.914.517**
INGRESOS CORRIENTES ORDINARIOS	153.914.517
TRANSFERENCIAS CORRIENTES	153.914.517
Transferencias corrientes del sector público	153.914.517
Transferencias corrientes internas recibidas del sector público	153.914.517
Del Poder Estadal	153.914.517
Distrito Capital	153.914.517
INGRESOS DE CAPITAL	**2.561.400**
RECURSOS PROPIOS DE CAPITAL	2.561.400
Incremento de la depreciación y amortización acumuladas	2.561.400
TOTAL RECURSOS	**156.475.917**

SECCIÓN SEGUNDA

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**136.547.609**
GASTOS DE CONSUMO	136.547.609
Remuneraciones	61.650.628
Sueldos, salarios y otras retribuciones	28.980.068
Beneficios y complementos de sueldos y salarios	12.035.224
Aportes patronales	5.246.748
Prestaciones sociales y otras indemnizaciones	7.619.340
Asistencia socioeconómica	7.769.248
Compra de bienes y servicios	62.448.398
Bienes de consumo	35.962.108
Servicios no personales	26.486.290
Impuestos indirectos	9.887.183
Depreciación y amortización	2.561.400
GASTOS DE CAPITAL	**19.928.308**
INVERSIÓN REAL DIRECTA	19.928.308
Formación bruta de capital fijo	19.428.308
Maquinaria, equipos y otros bienes muebles	19.428.308
Bienes intangibles	500.000
TOTAL EGRESOS	**156.475.917**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos					Presupuesto 2016
						Ingresos				Fuentes Financieras	
		Unidad de Medida	Genero			Ingresos Propios	Transferencias y Donaciones				
			Cantidad	Fem.	Masc.		Del Distrito Capital	De los Entes Descentralizados	Otras		
129336	Fortalecimiento de la recaudación tributaria en el Distrito Capital	bolivar	1.429.473.240				103.430.104				103.430.104
TOTAL							103.430.104				103.430.104

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos				Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones				
			Del Distrito Capital	De los Entes Descentralizados	Otras		
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		23.415.756				23.415.756
02	Gestión administrativa	2.561.400	27.068.657				29.630.057
TOTAL		2.561.400	50.484.413				53.045.813

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**51**	**43**	**51**	**145**	**23.712.840**		**23.712.840**
Alto Nivel y de Dirección	1			1	209.376		209.376
Directivo	3	1		4	934.539		934.539
Profesional y Técnico	32	28	43	103	15.186.259		15.186.259
Personal Administrativo	12	12	3	27	6.308.138		6.308.138
Obrero	3	2	5	10	1.074.528		1.074.528
Personal Contratado	**5**	**7**		**12**	**817.200**		**817.200**
Profesional y Técnico	3	4		7	531.180		531.180
Personal Administrativo	2	3		5	286.020		286.020
TOTAL	**56**	**50**	**51**	**157**	**24.530.040**		**24.530.040**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	61.650.628
4.02	Materiales, suministros y mercancías	35.962.108
4.03	Servicios no personales	36.373.473
4.04	Activos reales	19.928.308
4.08	Otros gastos	2.561.400
	TOTAL	**156.475.917**

SECCIÓN TERCERA

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**153.914.517**
INGRESOS CORRIENTES ORDINARIOS	153.914.517
TRANSFERENCIAS CORRIENTES	153.914.517
Transferencias corrientes del sector público	153.914.517
Transferencias corrientes internas recibidas del sector público	153.914.517
Del Poder Estadal	153.914.517
Distrito Capital	153.914.517
1.2 GASTOS CORRIENTES	**136.547.609**
GASTOS DE CONSUMO	136.547.609
Remuneraciones	61.650.628
Sueldos, salarios y otras retribuciones	28.980.068
Beneficios y complementos de sueldos y salarios	12.035.224
Aportes patronales	5.246.748
Prestaciones sociales y otras indemnizaciones	7.619.340
Asistencia socioeconómica	7.769.248
Compra de bienes y servicios	62.448.398
Bienes de consumo	35.962.108
Servicios no personales	26.486.290
Impuestos indirectos	9.887.183
Depreciación y amortización	2.561.400
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**17.366.908**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**19.928.308**
RECURSOS PROPIOS DE CAPITAL	19.928.308
Ahorro en cuenta corriente	17.366.908
Incremento de la depreciación y amortización acumuladas	2.561.400
2.2 GASTOS DE CAPITAL	**19.928.308**
INVERSIÓN REAL DIRECTA	19.928.308
Formación bruta de capital fijo	19.428.308
Maquinaria, equipos y otros bienes muebles	19.428.308
Bienes intangibles	500.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A1354

Cuerpo de Bomberos del Gobierno del Distrito Capital

CUERPO DE BOMBEROS DEL GOBIERNO DEL DISTRITO CAPITAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Cuerpo de Bomberos del Gobierno del Distrito Capital, es un servicio desconcentrado de seguridad ciudadana esencialmente profesional y técnico, de naturaleza civil, cuya finalidad fundamental es proteger la vida de los ciudadanos y ciudadanas del Distrito Capital, ante la posible ocurrencia de incendios, rescates, salvamento y otros siniestros, participando en la investigación de sus causas u orígenes, así como orientando y formando a las comunidades del Distrito Capital, en la administración de emergencias y desastres. En este sentido, se ha planteado lo siguiente:

- Atender las emergencias, eventos y calamidades, desencadenadas por accidentes, la naturaleza y/o causados por el hombre.
- Coordinar estrategias en materia de riesgos, extinción de incendios, rescate, atención pre-hospitalaria, materiales peligrosos, planes y programas de capacitación a la comunidad.

Los recursos financieros asignados al Cuerpo de Bomberos del Gobierno del Distrito Capital, están estrictamente orientados a garantizar gastos de personal y demás compromisos contractuales, asegurar el suministro de insumos para el normal funcionamiento y prestación de servicios, a los fines de garantizar la sostenibilidad y desarrollo institucional, y garantizar la calidad y estabilidad en el tiempo. La distribución de los recursos financieros incluidos en la denominada inversión social, es un real logro de sus demandas y la solución de sus problemas.

El Cuerpo de Bomberos para el Ejercicio Económico Financiero 2016, estima ingresos por el orden de Bs. 2.193.000.000, provenientes del aporte del Gobierno del Distrito Capital, los cuales serán destinados la cantidad de Bs. 350.000.000 para la ejecución del proyecto "Optimización del nivel de operatividad del Cuerpo de Bomberos del Distrito Capital para la atención de emergencias prestadas a las comunidades" y Bs. 1.843.000.000 para las acciones centralizadas.

SECCIÓN PRIMERA

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**2.193.000.000**
INGRESOS CORRIENTES ORDINARIOS	2.193.000.000
TRANSFERENCIAS CORRIENTES	2.193.000.000
Transferencias corrientes del sector público	2.193.000.000
Transferencias corrientes internas recibidas del sector público	2.193.000.000
Del Poder Estadal	2.193.000.000
Distrito Capital	2.193.000.000
TOTAL RECURSOS	**2.193.000.000**

SECCIÓN SEGUNDA

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**1.935.948.632**
GASTOS DE CONSUMO	1.915.761.816
Remuneraciones	1.581.550.000
Sueldos, salarios y otras retribuciones	926.504.197
Beneficios y complementos de sueldos y salarios	288.848.652
Aportes patronales	44.510.308
Prestaciones sociales y otras indemnizaciones	229.252.440
Asistencia socioeconómica	74.479.600
Otros gastos de personal	17.954.803
Compra de bienes y servicios	273.266.756
Bienes de consumo	226.266.754
Servicios no personales	47.000.002
Impuestos indirectos	60.945.060
TRANSFERENCIAS Y DONACIONES CORRIENTES	20.186.816
Al sector privado	20.186.816
Transferencias corrientes al sector privado	20.186.816
Directas a personas	14.261.408
Jubilaciones y otros beneficios asociados	14.261.408
Otras transferencias corrientes internas al sector privado	5.925.408
GASTOS DE CAPITAL	**247.171.681**
INVERSIÓN REAL DIRECTA	247.171.681
Formación bruta de capital fijo	246.971.681
Maquinaria, equipos y otros bienes muebles	246.971.681
Bienes intangibles	200.000
APLICACIONES FINANCIERAS	**9.879.687**
DISMINUCIÓN DE PASIVOS	9.879.687
Disminución de cuentas y efectos por pagar	701.226
Disminución de cuentas y efectos por pagar a corto plazo	601.227
Disminución de sueldos, salarios y otras remuneraciones por pagar	601.227
Disminución de cuentas y efectos por pagar a mediano y largo plazo	99.999
Disminución de cuentas por pagar a contratistas a mediano y largo plazo	99.999
Disminución de otros pasivos	9.178.461
Disminución de obligaciones de ejercicios anteriores	9.178.461
TOTAL EGRESOS	**2.193.000.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos					Presupuesto 2016
		Unidad de Medida	Genero			Ingresos				Fuentes Financieras	
			Cantidad	Fem.	Masc.	Ingresos Propios	Transferencias y Donaciones: Del Distrito Capital	De los Entes Descentralizados	Otras		
129326	Optimización del nivel de operatividad del Cuerpo de Bomberos del Distrito Capital para la atención de emergencias prestadas a las comunidades	equipamiento	4.861				350.000.000				350.000.000
TOTAL							350.000.000				350.000.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos				Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones: Del Distrito Capital	De los Entes Descentralizados	Otras		
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		1.581.550.000				1.581.550.000
02	Gestión administrativa		247.188.592				247.188.592
03	Previsión y protección social		14.261.408				14.261.408
TOTAL			1.843.000.000				1.843.000.000

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**644**	**2.442**		**3.086**	**630.988.950**	**1.779.120**	**632.768.070**
Alto Nivel y de Dirección	1			1	213.212		213.212
Directivo		12		12	13.919.856		13.919.856
Personal Administrativo	113	62		175	1.608.036	676.200	2.284.236
Personal Médico	1			1	111.840		111.840
Personal Bombero	402	2.339		2.741	605.060.260		605.060.260
Obrero	127	29		156	10.075.746	1.102.920	11.178.666
Personal Contratado	**16**	**10**		**26**	**8.861.396**		**8.861.396**
Personal Administrativo	11	9		20	8.791.316		8.791.316
Obrero	5	1		6	70.080		70.080
TOTAL	**660**	**2.452**		**3.112**	**639.850.346**	**1.779.120**	**641.629.466**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	1.581.550.000
4.02	Materiales, suministros y mercancias	226.266.754
4.03	Servicios no personales	107.945.062
4.04	Activos reales	247.171.681
4.07	Transferencias y donaciones	20.186.816
4.11	Disminución de pasivos	9.879.687
	TOTAL	**2.193.000.000**

SECCIÓN TERCERA

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.193.000.000**
INGRESOS CORRIENTES ORDINARIOS	2.193.000.000
TRANSFERENCIAS CORRIENTES	2.193.000.000
Transferencias corrientes del sector público	2.193.000.000
Transferencias corrientes internas recibidas del sector público	2.193.000.000
Del Poder Estadal	2.193.000.000
Distrito Capital	2.193.000.000
1.2 GASTOS CORRIENTES	**1.935.948.632**
GASTOS DE CONSUMO	1.915.761.816
Remuneraciones	1.581.550.000
Sueldos, salarios y otras retribuciones	926.504.197
Beneficios y complementos de sueldos y salarios	288.848.652
Aportes patronales	44.510.308
Prestaciones sociales y otras indemnizaciones	229.252.440
Asistencia socioeconómica	74.479.600
Otros gastos de personal	17.954.803
Compra de bienes y servicios	273.266.756
Bienes de consumo	226.266.754
Servicios no personales	47.000.002
Impuestos indirectos	60.945.060
TRANSFERENCIAS Y DONACIONES CORRIENTES	20.186.816
Al sector privado	20.186.816
Transferencias corrientes al sector privado	20.186.816
Directas a personas	14.261.408
Jubilaciones y otros beneficios asociados	14.261.408
Otras transferencias corrientes internas al sector privado	5.925.408
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**257.051.368**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**257.051.368**
RECURSOS PROPIOS DE CAPITAL	257.051.368
Ahorro en cuenta corriente	257.051.368
2.2 GASTOS DE CAPITAL	**247.171.681**
INVERSIÓN REAL DIRECTA	247.171.681
Formación bruta de capital fijo	246.971.681
Maquinaria, equipos y otros bienes muebles	246.971.681
Bienes intangibles	200.000

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
2.3 RESULTADO FINANCIERO : SUPERAVIT	**9.879.687**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**9.879.687**
SUPERÁVIT FINANCIERO	9.879.687
3.2 APLICACIONES FINANCIERAS	**9.879.687**
DISMINUCIÓN DE PASIVOS	9.879.687
Disminución de cuentas y efectos por pagar	701.226
Disminución de cuentas y efectos por pagar a corto plazo	601.227
Disminución de sueldos, salarios y otras remuneraciones por pagar	601.227
Disminución de cuentas y efectos por pagar a mediano y largo plazo	99.999
Disminución de cuentas por pagar a contratistas a mediano y largo plazo	99.999
Disminución de otros pasivos	9.178.461
Disminución de obligaciones de ejercicios anteriores	9.178.461

E7700
Territorio Insular Francisco de Miranda

CAPÍTULO III

Presupuesto de Recursos y Egresos del Territorio Insular Francisco de Miranda

SECCIÓN PRIMERA

Presupuesto de Recursos del Territorio Insular Francisco de Miranda

Artículo 51. La estimación de los Recursos del Territorio Insular Francisco de Miranda para el Ejercicio Económico Financiero 2016, asciende a la cantidad de **(Bs. 573.685.326).**

CONCEPTO	BOLÍVARES
INGRESOS CORRIENTES	**573.685.326**
INGRESOS CORRIENTES ORDINARIOS	573.685.326
TRANSFERENCIAS CORRIENTES	573.685.326
Transferencias corrientes del sector público	573.685.326
Transferencias corrientes internas recibidas del sector público	573.685.326
De la República	573.685.326
TOTAL PRESUPUESTO DE RECURSOS	**573.685.326**

SECCIÓN SEGUNDA

Presupuesto de Egresos del Territorio Insular Francisco de Miranda

Artículo 52. Acuérdense los créditos presupuestarios del Territorio Insular Francisco de Miranda para el Ejercicio Económico Financiero 2016, por la cantidad de **(Bs. 573.685.326)**, asignándose a gastos corrientes, gastos de capital y aplicaciones financieras el límite máximo para gastar y cuya distribución interna de carácter informativo, son los montos siguientes:

CONCEPTO	BOLÍVARES
GASTOS CORRIENTES	**469.028.453**
GASTOS DE CONSUMO	448.933.160
Remuneraciones	290.310.263
Sueldos, salarios y otras retribuciones	87.717.666
Beneficios y complementos de sueldos y salarios	65.215.689
Aportes patronales	70.167.590
Prestaciones sociales y otras indemnizaciones	20.927.786
Asistencia socioeconómica	37.567.267
Otros gastos de personal	8.714.265
Compra de bienes y servicios	129.884.091
Bienes de consumo	71.960.803
Servicios no personales	57.923.288
Impuestos indirectos	28.738.806
TRANSFERENCIAS Y DONACIONES CORRIENTES	14.358.440
Al sector público	14.358.440
Transferencias corrientes al sector público	14.358.440
A los entes descentralizados sin fines empresariales para sus gastos	14.358.440
RECTIFICACIONES AL PRESUPUESTO	5.736.853

CONCEPTO	BOLÍVARES
GASTOS DE CAPITAL	**103.656.873**
INVERSIÓN REAL DIRECTA	103.656.873
Formación bruta de capital fijo	103.656.873
Maquinaria, equipos y otros bienes muebles	26.891.307
Construcciones de bienes de dominio privado	5.022.194
Construcciones de bienes de dominio público	71.743.372
APLICACIONES FINANCIERAS	**1.000.000**
DISMINUCIÓN DE PASIVOS	1.000.000
Disminución de otros pasivos	1.000.000
Disminución de obligaciones de ejercicios anteriores	1.000.000
TOTAL PRESUPUESTO DE EGRESOS	**573.685.326**

TERRITORIO INSULAR FRANCISCO DE MIRANDA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Territorio Insular Francisco de Miranda, en el marco de los principios consagrados en la Constitución de la República Bolivariana de Venezuela, relativos a la justicia social, corresponsabilidad, concurrencia, eficiencia, efectividad, honestidad, transparencia, solidaridad y rendición de cuenta; procura gestionar una política presupuestaria orientada fundamentalmente a la ejecución de políticas públicas dirigidas a la seguridad y desarrollo social integral del Territorio Insular Francisco de Miranda, las cuales contempla metas sectoriales y regionales en materia de soberanía, participación popular y del poder comunal, servicios públicos efectivos, seguridad ciudadana, infraestructura portuaria y aeroportuaria, vivienda y hábitat dignos, investigación científica y arqueológica, ordenación territorial, planificación y desarrollo turístico y protección ambiental.

Bajo este marco de acción el Gobierno del Territorio Insular Francisco de Miranda, estima para el Ejercicio Económico Financiero 2016, materializar sus metas a través de la realización de los proyectos siguientes:

- Afianzamiento de los servicios públicos en el Territorio Insular Francisco de Miranda.
- Mejoramiento de la infraestructura necesaria para el desarrollo integral del Territorio Insular Francisco de Miranda.
- Mejoramiento y consolidación socio económico y cultural en la calidad de vida de la población del Territorio Insular Francisco de Miranda a través del sistema nacional de misiones y construcción del Socialismo Territorial.
- Garantizar los servicios de transporte marítimo y aéreo del Territorio Insular Francisco de Miranda.
- Conservación y reparaciones mayores que garanticen el soporte logístico y de infraestructura en el Territorio Insular Francisco de Miranda.
- Aportes y transferencias para financiar los proyectos de los entes descentralizados.

El Gobierno del Territorio Insular Francisco de Miranda, para el Ejercicio Económico Financiero 2016, estima una cantidad de recursos por el orden de Bs. 573.685.326, cuya fuente de financiamiento proviene de Transferencias de la República.

De esta manera, el Territorio Insular procura dirigir recursos por la cantidad de Bs. 148.076.593 para la consecución de proyectos prioritarios y compatibles con su naturaleza y competencias; mientras que asignará un monto de Bs. 425.608.733 hacia las acciones centralizadas.

RESUMEN DE PROYECTOS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA (En Bolívares)

Código		Denominación	Meta				Recursos					Presupuesto 2016
					Género		Ingresos Ordinarios				Ingresos Extraordinarios	
N.E.	Ppto.		Unidad de Medida	Cant.	Fem.	Masc.	Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
129247	E77000029000	Afianzamiento de los servicios públicos en el Territorio Insular Francisco de Miranda.	servicio	3						39.034.251		39.034.251
129267	E77000032000	Mejoramiento de la infraestructura necesaria para el desarrollo integral del Territorio Insular Francisco de Miranda	obra	5						43.869.603		43.869.603
129277	E77000034000	Mejoramiento y consolidación socio económica y cultural en la calidad de vida de la población del Territorio Insular Francisco de Miranda a través del sistema nacional de misiones y construcción del Socialismo Territorial.	coordinación	17						10.844.050		10.844.050
129332	E77000037000	Garantizar los servicios de transporte marítimo y aéreo del Territorio Insular Francisco de Miranda.	servicio	40						21.688.100		21.688.100
129346	E77000038000	Conservación y reparaciones mayores que garanticen el soporte logístico y de infraestructura en el Territorio Insular Francisco de Miranda.	mantenimiento	6						32.532.149		32.532.149
	E77009999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	bolívar	108.440						108.440		108.440
TOTAL										**148.076.593**		**148.076.593**

RESUMEN DE ACCIONES CENTRALIZADAS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
E77000001000	Dirección y coordinación de los gastos de los trabajadores y trabajadoras				305.729.070		305.729.070
E77000002000	Gestión Administrativa				119.879.663		119.879.663
	TOTAL				425.608.733		425.608.733

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos / Salarios	Compensaciones	Presupuesto 2016
	F	M	V	Total			
Personal Fijo a Tiempo Completo	27	54	8	89	13.341.904		13.341.904
Altos Funcionarios y de Elección Popular		1		1	251.239		251.239
Directivo	6	16	8	30	5.737.970		5.737.970
Profesional y Técnico		2		2	278.914		278.914
Obrero	21	35		56	7.073.781		7.073.781
Personal Contratado	72	75		147	19.894.717		19.894.717
Profesional y Técnico	46	30		76	10.660.585		10.660.585
Personal Administrativo	26	45		71	9.234.132		9.234.132
TOTAL	99	129	8	236	33.236.621		33.236.621

RESUMEN DE CRÉDITOS PRESUPUESTARIOS DEL TERRITORIO INSULAR FRANCISCO DE MIRANDA (En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
4.01	Gastos de personal				290.310.263		290.310.263
4.02	Materiales, suministros y mercancías				71.960.803		71.960.803
4.03	Servicios no personales				86.662.094		86.662.094
4.04	Activos reales				103.656.873		103.656.873
4.07	Transferencias y donaciones				14.358.440		14.358.440
4.11	Disminución de pasivos				1.000.000		1.000.000
4.98	Rectificaciones al presupuesto				5.736.853		5.736.853
	TOTAL				573.685.326		573.685.326

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO (En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
4.07.00.00.00	Transferencias y donaciones				14.358.440		14.358.440
4.07.01.00.00	Transferencias y donaciones corrientes internas				14.358.440		14.358.440
4.07.01.03.00	Transferencias corrientes internas al sector público				14.358.440		14.358.440
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales				14.358.440		14.358.440
	- A0573 Fundación de Investigaciones Maritimas Francisco de Miranda (FUNDAMAR-MIRANDA)				10.054.220		10.054.220
	- A0586 Fundación Regional El Niño Simón, Territorio Insular Francisco de Miranda (FUNSIMIR)				4.304.220		4.304.220

PROYECTO:	COD. N.E: 129247 COD. PPTO: E77000029000 Afianzamiento de los servicios públicos en el Territorio Insular Francisco de Miranda.
UNIDAD DE MEDIDA:	servicio
CANTIDAD:	Fem. (0) Mas.(0) Tota l(3)
ASIGNACIÓN PRESUPUESTARIA:	39.034.251
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un pais potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Desarrollar una Gestión de Gobierno que permita la participación popular y comunal, el fortalecimiento y mejoramiento de los servicios básicos y de seguridad pública, dotar al Territorio Insular Francisco de Miranda de la infraestructura necesaria para un desarrollo integral. Fomentar el desarrollo turístico, la protección ambiental y la investigación científica y arqueológica dentro del TIFM.
OBJETIVOS ESPECÍFICOS:	Continuar implementando planes de mejoramiento y dotación de servicios públicos básicos que beneficien la calidad de vida de la población del Territorio Insular Francisco de Miranda.
RESULTADO:	Instalación de un sistema de distribución eléctrica subterránea para media y baja tensión, implementación de sistema interconectado eléctrico para el Gran Roque, un sistema de manejo de desechos sólidos y aguas servidas, saneamiento ambiental de los espacios terrestres y marítimos del Territorio Insular Francisco de Miranda.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
4.03	Servicios no personales				4.221.561		4.221.561
4.04	Activos reales				34.812.690		34.812.690
	TOTAL				39.034.251		39.034.251

PROYECTO: COD. N.E: 129267 COD. PPTO: E77000032000 Mejoramiento de la infraestructura necesaria para el desarrollo integral del Territorio Insular Francisco de Miranda

UNIDAD DE MEDIDA: obra

CANTIDAD: Fem.(0) Mas.(0) Total (5)

ASIGNACIÓN PRESUPUESTARIA: 43.869.603

OBJETIVO HISTÓRICO: III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Desarrollar una Gestión de Gobierno que permita la participación popular y comunal, el fortalecimiento y mejoramiento de los servicios básicos y de seguridad pública, dotar al Territorio Insular Francisco de Miranda de la infraestructura necesaria para un desarrollo integral. Fomentar el desarrollo turístico, la protección ambiental y la investigación científica y arqueológica dentro del TIFM.

OBJETIVOS ESPECÍFICOS: Dotar al Territorio Insular Francisco de Miranda de la infraestructura necesaria para poder acometer el pleno desarrollo del territorio.

RESULTADO: Mejorar los servicios de atención pública a través de edificaciones adecuadas (Construcción de edificio logístico, Rehabilitación de Oficina, Construcción de Muelle y Terminal Intermodal).

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
4.03	Servicios no personales				6.418.837		6.418.837
4.04	Activos reales				37.450.766		37.450.766
	TOTAL				43.869.603		43.869.603

PROYECTO: COD. N.E: 129277 COD. PPTO: E77000034000 Mejoramiento y consolidación socio económica y cultural en la calidad de vida de la población del Territorio Insular Francisco de Miranda a través del sistema nacional de misiones y construcción del Socialismo Territorial.

UNIDAD DE MEDIDA: Coordinación

CANTIDAD: Fem.(0) Mas.(0) Total (17)

ASIGNACIÓN PRESUPUESTARIA: 10.844.050

OBJETIVO HISTÓRICO: II. Continuar construyendo el socialismo bolivariano del siglo XXI, en Venezuela, como alternativa al sistema destructivo y salvaje del capitalismo y con ello asegurar "la mayor suma de felicidad posible, la mayor suma de seguridad social y la mayor suma de estabilidad política" para nuestro pueblo.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Desarrollar una Gestión de Gobierno que permita la participación popular y comunal, el fortalecimiento y mejoramiento de los servicios básicos y de seguridad pública, dotar al Territorio Insular Francisco de Miranda de la infraestructura necesaria para un desarrollo integral. Fomentar el desarrollo turistico, la protección ambiental y la investigación científica y arqueológica dentro del TIFM.

OBJETIVOS ESPECÍFICOS: Desarrollar una Gestión de Gobierno que permita la participación popular y comunal para un desarrollo integral construyendo el socialismo.

RESULTADO: Coordinación de Consejos comunales y ejecución de misiones que fomenten el desarrollo económico y cultural.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
4.02	Materiales, suministros y mercancias				5.564.227		5.564.227
4.03	Servicios no personales				4.079.823		4.079.823
4.04	Activos reales				1.200.000		1.200.000
	TOTAL				**10.844.050**		**10.844.050**

PROYECTO:	COD. N.E: 129332 COD. PPTO: E77000037000 Garantizar los servicios de transporte marítimo y aéreo del Territorio Insular Francisco de Miranda.
UNIDAD DE MEDIDA:	Servicio
CANTIDAD:	Fem.(0) Mas.(0) Total (40)
ASIGNACIÓN PRESUPUESTARIA:	21.688.100
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Desarrollar una Gestión de Gobierno que permita la participación popular y comunal, el fortalecimiento y mejoramiento de los servicios básicos y de seguridad pública, dotar al Territorio Insular Francisco de Miranda de la infraestructura necesaria para un desarrollo integral. Fomentar el desarrollo turistico, la protección ambiental y la investigación científica y arqueológica dentro del TIFM.
OBJETIVOS ESPECÍFICOS:	Desarrollar e implementar la adquisición, mantenimiento, construcción y operación de embarcaciones y aeronaves.
RESULTADO:	Asegurar el funcionamiento y mantenimiento de 25 embarcaciones y procurar nuevos medios de transportes marítimos y aéreos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
4.02	Materiales, suministros y mercancías				2.582.810		2.582.810
4.03	Servicios no personales				12.184.004		12.184.004
4.04	Activos reales				6.921.286		6.921.286
	TOTAL				**21.688.100**		**21.688.100**

PROYECTO:	COD. N.E: 129346 COD. PPTO: E77000038000 Conservación y reparaciones mayores que garanticen el soporte logístico y de infraestructura en el Territorio Insular Francisco de Miranda.
UNIDAD DE MEDIDA:	Mantenimiento
CANTIDAD:	Fem.(0) Mas.(0) Total (6)
ASIGNACIÓN PRESUPUESTARIA:	32.532.149
OBJETIVO HISTÓRICO:	III. Convertir a Venezuela en un país potencia en lo social, lo económico y lo político dentro de la Gran Potencia Naciente de América Latina y el Caribe, que garanticen la conformación de una zona de paz en Nuestra América.
OBJETIVO ESTRATÉGICO INSTITUCIONAL:	Desarrollar una Gestión de Gobierno que permita la participación popular y comunal, el fortalecimiento y mejoramiento de los servicios básicos y de seguridad pública, dotar al Territorio Insular Francisco de Miranda de la infraestructura necesaria para un desarrollo integral. Fomentar el desarrollo turístico, la protección ambiental y la investigación científica y arqueológica dentro del TIFM.
OBJETIVOS ESPECÍFICOS:	Proporcionar servicio de apoyo, mantenimiento en las diferentes áreas del Territorio Insular Francisco de Miranda.
RESULTADO:	Proporcionar servicios de apoyo y mantenimiento necesarios para mantener en óptimas condiciones los sistemas, plantas de servicios básicos y medios de transporte terrestres, de forma de seguir brindando una calidad de servicio a su población.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
4.02	Materiales, suministros y mercancías				8.113.850		8.113.850
4.03	Servicios no personales				5.880.997		5.880.997
4.04	Activos reales				18.537.302		18.537.302
	TOTAL				**32.532.149**		**32.532.149**

PROYECTO: COD. N.E: COD. PPTO: E77009999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolivar

CANTIDAD: Fem.(0) Mas.(0) Total (108.440)

ASIGNACIÓN PRESUPUESTARIA: 108.440

OBJETIVO HISTÓRICO: V. Preservar la vida en el planeta y salvar a la especie humana.

OBJETIVO ESTRATÉGICO INSTITUCIONAL: Garantizar los recursos financieros para asegurar la ejecución de los Proyectos

OBJETIVOS ESPECÍFICOS: Transferir a los Entes los recursos financieros para la ejecución de los Proyectos

RESULTADO: Recursos transferidos a los entes descentralizados para la ejecución de los proyectos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
4.07	Transferencias y donaciones				108.440		108.440
TOTAL					108.440		108.440

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
4.07.00.00.00	Transferencias y donaciones				108.440		108.440
4.07.01.00.00	Transferencias y donaciones corrientes internas				108.440		108.440
4.07.01.03.00	Transferencias corrientes internas al sector público				108.440		108.440
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales				108.440		108.440
	- A0573 Fundación de Investigaciones Marítimas Francisco de Miranda (FUNDAMAR-MIRANDA)				54.220		54.220
	- A0586 Fundación Regional El Niño Simón, Territorio Insular Francisco de Miranda (FUNSIMIR)				54.220		54.220

ACCIÓN CENTRALIZADA: Dirección y coordinación de los gastos de los trabajadores y trabajadoras
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos						Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios		
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros			
4.01	Gastos de personal				290.310.263			290.310.263
4.03	Servicios no personales				15.418.807			15.418.807
	TOTAL				**305.729.070**			**305.729.070**

ACCIÓN CENTRALIZADA: Gestión Administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
4.02	Materiales, suministros y mercancías				55.699.916		55.699.916
4.03	Servicios no personales				38.458.065		38.458.065
4.04	Activos reales				4.734.829		4.734.829
4.07	Transferencias y donaciones				14.250.000		14.250.000
4.11	Disminución de pasivos				1.000.000		1.000.000
4.98	Rectificaciones al presupuesto				5.736.853		5.736.853
TOTAL					119.879.663		119.879.663

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos Ordinarios				Ingresos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Fondo Comp. Interterritorial	Otros		
407000000	Transferencias y donaciones				14.250.000		14.250.000
407010000	Transferencias y donaciones corrientes internas				14.250.000		14.250.000
407010300	Transferencias corrientes internas al sector público				14.250.000		14.250.000
407010302	Transferencias corrientes a entes descentralizados sin fines empresariales				14.250.000		14.250.000
407010302	- A0573 Fundación de Investigaciones Marítimas Francisco de Miranda (FUNDAMAR-MIRANDA)				10.000.000		10.000.000
407010302	- A0586 Fundación Regional El Niño Simón, Territorio Insular Francisco de Miranda (FUNSIMIR)				4.250.000		4.250.000

Rectificaciones al Presupuesto del Territorio Insular Francisco de Miranda

RECTIFICACIONES AL PRESUPUESTO

	BOLÍVARES
Para las erogaciones con cargo a esta partida conforme a lo dispuesto en el artículo 29 de las Disposiciones Generales de esta Ley conforme con el artículo 74 del Decreto con Rango, Valor y Fuerza de Ley Orgánica de la Administración Financiera del Sector Público.	5.736.853
TOTAL PRESUPUESTO DE EGRESOS	**573.685.326**

Cuenta Ahorro-Inversión-Financiamiento del Territorio Insular Francisco de Miranda

SECCIÓN TERCERA

Cuenta Ahorro – Inversión – Financiamiento del Territorio Insular Francisco de Miranda

Artículo 53. La cuenta ahorro - inversión - financiamiento del Territorio Insular Francisco de Miranda para el Ejercicio Económico Financiero 2016, es la siguiente:

Denominación	Presupuesto 2016 (En Bolívares)
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**573.685.326**
INGRESOS CORRIENTES ORDINARIOS	573.685.326
TRANSFERENCIAS CORRIENTES	573.685.326
Transferencias corrientes del sector público	573.685.326
Transferencias corrientes internas recibidas del sector público	573.685.326
De la República	573.685.326
1.2 GASTOS CORRIENTES	**469.028.453**
GASTOS DE CONSUMO	448.933.160
Remuneraciones	290.310.263
Sueldos, salarios y otras retribuciones	87.717.666
Beneficios y complementos de sueldos y salarios	65.215.689
Aportes patronales	70.167.590
Prestaciones sociales y otras indemnizaciones	20.927.786

Denominación	Presupuesto 2016 (En Bolívares)
Asistencia socioeconómica	37.567.267
Otros gastos de personal	8.714.265
Compra de bienes y servicios	129.884.091
Bienes de consumo	71.960.803
Servicios no personales	57.923.288
Impuestos indirectos	28.738.806
TRANSFERENCIAS Y DONACIONES CORRIENTES	14.358.440
Al sector público	14.358.440
Transferencias corrientes al sector público	14.358.440
A los entes descentralizados sin fines empresariales para sus gastos	14.358.440
RECTIFICACIONES AL PRESUPUESTO	5.736.853
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**104.656.873**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**104.656.873**
RECURSOS PROPIOS DE CAPITAL	104.656.873
Ahorro en cuenta corriente	104.656.873
2.2 GASTOS DE CAPITAL	**103.656.873**
INVERSIÓN REAL DIRECTA	103.656.873
Formación bruta de capital fijo	103.656.873
Maquinaria, equipos y otros bienes muebles	26.891.307
Construcciones de bienes de dominio privado	5.022.194
Construcciones de bienes de dominio público	71.743.372
2.3 RESULTADO FINANCIERO : SUPERAVIT	**1.000.000**

Denominación	Presupuesto 2016 (En Bolívares)
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**1.000.000**
SUPERÁVIT FINANCIERO	1.000.000
3.2 APLICACIONES FINANCIERAS	**1.000.000**
DISMINUCIÓN DE PASIVOS	1.000.000
Disminución de otros pasivos	1.000.000
Disminución de obligaciones de ejercicios anteriores	1.000.000

CAPÍTULO IV

Presupuesto de Recursos y Egresos de los Entes Descentralizados Funcionalmente del Territorio Insular Francisco de Miranda, sin Fines Empresariales

Artículo 54.- Se aprueba la estimación de recursos y se acuerdan los presupuestos de egresos de los Entes Descentralizados del Territorio Insular Francisco de Miranda sin Fines Empresariales, que a continuación se señalan:

Territorio Insular Francisco de Miranda

A0288 Servicio de Administración Tributaria Insular Miranda (SATIM)

A0573 Fundación de Investigaciones Marítimas Francisco de Miranda (FUNDAMAR-MIRANDA)

A0586 Fundación Regional El Niño Simón, Territorio Insular Francisco de Miranda (FUNSIMIR)

Entes Descentralizados Funcionalmente sin Fines Empresariales del Territorio Insular Francisco de Miranda

A0288

Servicio de Administración Tributaria Insular Miranda (SATIM)

SERVICIO DE ADMINISTRACIÓN TRIBUTARIA INSULAR MIRANDA (SATIM)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

El Servicio de Administración Tributaria Insular Miranda (Satim) es el ente encargado de la liquidación y recaudación de los tributos del Territorio Insular Francisco de Miranda, así como las tareas de fiscalización, cobro de intereses y la aplicación de las normas tributarias, esto bajo la figura de servicio desconcentrado sin personalidad jurídica propia. En este sentido, se ha planteado lo siguiente:

- Ser un servicio autónomo de administración auto sostenible y transparente.
- Contribuir al fortalecimiento de los planes de desarrollo del Territorio Insular Francisco de Miranda.

Los recursos financieros asignados, estarán direccionados a la sistematización del Satim y la resolución de problemas en el Archipiélago Los Roques, para la mejora de la calidad de vida de roqueños y turistas, la mejora de los servicios públicos prestados y el mejoramiento continuo del medio ambiente.

El Servicio de Administración Tributaria Insular Miranda (Satim) para el Ejercicio Económico Financiero 2016, estima ingresos por el orden de Bs. 35.503.770, recursos que serán destinados para la ejecución del proyecto "Gestión Integral del Servicio de Administración Tributaria Insular Miranda" por la cantidad de Bs. 20.728.255 2016 y Bs. 14.775.515 para las acciones centralizadas.

SECCIÓN PRIMERA

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**29.253.450**
INGRESOS CORRIENTES ORDINARIOS	29.253.450
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	11.907.725
Venta de otros bienes y servicios	11.907.725
INGRESOS DE OPERACIÓN	631.036
Otros ingresos de operación	631.036
INGRESOS DE LA PROPIEDAD	16.518.317
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	16.518.317
Concesiones de bienes y servicios	16.518.317
OTROS INGRESOS	196.372
Otros ingresos ajenos a la operación	196.372
FUENTES FINANCIERAS	**6.250.320**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	6.250.320
Disminución de otros activos financieros	6.250.320
Disminución de disponibilidades	6.250.320
Disminución de bancos	6.250.320
TOTAL RECURSOS	**35.503.770**

SECCIÓN SEGUNDA

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**29.303.770**
GASTOS DE CONSUMO	29.303.770
Compra de bienes y servicios	24.178.770
Bienes de consumo	13.616.770
Servicios no personales	10.562.000
Impuestos indirectos	4.325.000
Depreciación y amortización	800.000
GASTOS DE CAPITAL	**6.200.000**
INVERSIÓN REAL DIRECTA	6.200.000
Formación bruta de capital fijo	6.200.000
Maquinaria, equipos y otros bienes muebles	6.200.000
TOTAL EGRESOS	**35.503.770**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta: Unidad de Medida	Meta: Genero: Cantidad	Meta: Genero: Fem.	Meta: Genero: Masc.	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: Del Territorio Insular Francisco de Miranda	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
129289	Gestión integral del Servicio de Administración Tributaria Insular Miranda 2016	sistema	1			20.728.255					20.728.255
	TOTAL					20.728.255					20.728.255

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos: Ingresos: Ingresos Propios	Recursos: Ingresos: Transferencias y Donaciones: Del Territorio Insular Francisco de Miranda	Recursos: Ingresos: Transferencias y Donaciones: De los Entes Descentralizados	Recursos: Ingresos: Transferencias y Donaciones: Otras	Recursos: Fuentes Financieras	Presupuesto 2016
02	Gestión Administrativa	14.775.515					14.775.515
	TOTAL	14.775.515					14.775.515

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.02	Materiales, suministros y mercancías	13.616.770
4.03	Servicios no personales	14.887.000
4.04	Activos reales	6.200.000
4.08	Otros gastos	800.000
	TOTAL	35.503.770

SECCIÓN TERCERA

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**29.253.450**
INGRESOS CORRIENTES ORDINARIOS	29.253.450
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	11.907.725
Venta de otros bienes y servicios	11.907.725
INGRESOS DE OPERACIÓN	631.036
Otros ingresos de operación	631.036
INGRESOS DE LA PROPIEDAD	16.518.317
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	16.518.317
Concesiones de bienes y servicios	16.518.317
OTROS INGRESOS	196.372
Otros ingresos ajenos a la operación	196.372
1.2 GASTOS CORRIENTES	**29.303.770**
GASTOS DE CONSUMO	29.303.770
Compra de bienes y servicios	24.178.770
Bienes de consumo	13.616.770
Servicios no personales	10.562.000
Impuestos indirectos	4.325.000
Depreciación y amortización	800.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(50.320)**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(50.320)**
RECURSOS PROPIOS DE CAPITAL	(50.320)
Desahorro en cuenta corriente	(50.320)
2.2 GASTOS DE CAPITAL	**6.200.000**
INVERSIÓN REAL DIRECTA	6.200.000
Formación bruta de capital fijo	6.200.000
Maquinaria, equipos y otros bienes muebles	6.200.000
2.3 RESULTADO FINANCIERO : (DEFICIT)	**(6.250.320)**
3. CUENTA FINANCIERA	
3.1 FUENTES FINANCIERAS	**6.250.320**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	6.250.320
Disminución de otros activos financieros	6.250.320
Disminución de disponibilidades	6.250.320
Disminución de bancos	6.250.320
3.2 APLICACIONES FINANCIERAS	**6.250.320**
DÉFICIT FINANCIERO	6.250.320

A0573

Fundación de Investigaciones Marítimas Francisco de Miranda (FUNDAMAR-MIRANDA)

FUNDACIÓN DE INVESTIGACIONES MARÍTIMAS FRANCISCO DE MIRANDA (FUNDAMAR-MIRANDA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación, iniciará operaciones en el Ejercicio Económico Financiero 2016, presenta como objetivo principal, promover y desarrollar investigaciones científicas submarinas, así como la protección y preservación del patrimonio cultural subacuático, a través de la investigación, estudio, localización, intervención, recuperación, conservación, restauración y preservación de restos de naufragios, mediante la realización de exploraciones de arqueología submarina, además de todas aquellas actividades destinadas a la investigación marina y submarina, y todas aquellas actividades destinadas a la investigación marina y submarina en los espacios acuáticos de la República Bolivariana de Venezuela. En este sentido, se ha planteado lo siguiente:

- La ejecución de proyectos de investigación con organismos o instituciones especializadas para la creación, promoción y difusión de diversas manifestaciones, destacándose entre estos los estudios e investigaciones científicas para la protección y preservación del patrimonio cultural subacuático.
- Promover y establecer las relaciones y convenios con organismos nacionales e internacionales.
- Elaborar convenios y alianzas con personas naturales e instituciones públicas y privadas, nacionales o extranjeras especializadas en arqueología submarina.
- Captar recursos de instituciones nacionales e internacionales que coadyuven a promover las investigaciones marítimas de arqueología submarina en los espacios acuáticos de la República Bolivariana de Venezuela.

La Fundación para el Ejercicio Económico Financiero 2016, estima ingresos por el orden de Bs. 10.054.220, provenientes del aporte del Territorio Insular Francisco de Miranda, recursos que serán destinados para la ejecución del proyecto denominado "Promoción y Desarrollo de la Actividad Científica, Patrimonial y Cultural" la cantidad de Bs. 54.220 y Bs. 10.000.000 para las acciones centralizadas.

SECCIÓN PRIMERA

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**10.054.220**
INGRESOS CORRIENTES ORDINARIOS	10.054.220
TRANSFERENCIAS CORRIENTES	10.054.220
Transferencias corrientes del sector público	10.054.220
Transferencias corrientes internas recibidas del sector público	10.054.220
Del Poder Estadal	10.054.220
Territorio Insular Francisco de Miranda	10.054.220
TOTAL RECURSOS	**10.054.220**

SECCIÓN SEGUNDA

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**10.054.220**
GASTOS DE CONSUMO	10.054.220
Remuneraciones	9.687.910
Sueldos, salarios y otras retribuciones	4.135.846
Beneficios y complementos de sueldos y salarios	2.852.435
Aportes patronales	600.925
Prestaciones sociales y otras indemnizaciones	1.472.204
Asistencia socioeconómica	626.500
Compra de bienes y servicios	320.864
Bienes de consumo	200.864
Servicios no personales	120.000
Impuestos indirectos	45.446
TOTAL EGRESOS	**10.054.220**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos						Presupuesto 2016
						Ingresos					Fuentes Financieras	
		Unidad de Medida	Genero			Ingresos Propios	Transferencias y Donaciones					
			Cantidad	Fem.	Masc.		Del Territorio Insular Francisco de Miranda	De los Entes Descentralizados	Otras			
129248	Promoción y desarrollo de la actividad científica patrimonial y cultural.	Investigación	16				54.220					54.220
TOTAL							54.220					54.220

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos				Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones				
			Del Territorio Insular Francisco de Miranda	De los Entes Descentralizados	Otras		
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		9.707.910				9.707.910
02	Gestión administrativa		292.090				292.090
TOTAL			10.000.000				10.000.000

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO (En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo		**4**		**4**	**666.544**		**666.544**
Alto Nivel y de Dirección		1		1	156.748		156.748
Obrero		3		3	509.796		509.796
Personal Contratado	**3**	**10**		**13**	**1.694.880**		**1.694.880**
Profesional y Técnico		7		7	1.073.783		1.073.783
Personal Administrativo	3			3	621.097		621.097
TOTAL	**3**	**14**		**17**	**2.361.424**		**2.361.424**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	9.687.910
4.02	Materiales, suministros y mercancías	200.864
4.03	Servicios no personales	165.446
	TOTAL	**10.054.220**

SECCIÓN TERCERA

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**10.054.220**
INGRESOS CORRIENTES ORDINARIOS	10.054.220
TRANSFERENCIAS CORRIENTES	10.054.220
Transferencias corrientes del sector público	10.054.220
Transferencias corrientes internas recibidas del sector público	10.054.220
Del Poder Estadal	10.054.220
Territorio Insular Francisco de Miranda	10.054.220
1.2 GASTOS CORRIENTES	**10.054.220**
GASTOS DE CONSUMO	10.054.220
Remuneraciones	9.687.910
Sueldos, salarios y otras retribuciones	4.135.846
Beneficios y complementos de sueldos y salarios	2.852.435
Aportes patronales	600.925
Prestaciones sociales y otras indemnizaciones	1.472.204
Asistencia socioeconómica	626.500
Compra de bienes y servicios	320.864
Bienes de consumo	200.864
Servicios no personales	120.000
Impuestos indirectos	45.446
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : EQUILIBRIO	**0**

A0586

Fundación Regional El Niño Simón, Territorio Insular Francisco de Miranda (FUNSIMIR)

FUNDACIÓN REGIONAL EL NIÑO SIMÓN, TERRITORIO INSULAR FRANCISCO DE MIRANDA (FUNSIMIR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2016

La Fundación, iniciará operaciones en el Ejercicio Económico Financiero 2016, la cual presenta como objetivo principal, mejorar la calidad de vida de la población más vulnerable haciendo énfasis en las niñas, niños, adolescentes, personas con discapacidad y adultos mayores, a fin de brindar la mayor suma de felicidad social. En este sentido, se ha planteado lo siguiente:

- Ejecución y coordinación de planes, proyectos y programas sociales; así como, la realización de obras y servicios de interés social para las comunidades, dirigidas a dar respuestas efectivas y oportunas, a la población con discapacidad, adultas y adultos mayores; a fin de brindar una calidad de vida más digna para los habitantes dentro de la jurisdicción del Territorio Insular Francisco de Miranda, en búsqueda de la suprema felicidad social, actuando conjuntamente con los órganos y entes competentes.
- Ejecutar acciones para atender integralmente a los niños, niñas adolescentes personas con discapacidad y adultos mayores del territorio insular francisco de miranda, en todas sus etapas de desarrollo humano a través de planes y programas, así como también construir y adecuar las oficinas de la Fundación.

La Fundación para el Ejercicio Económico Financiero 2016, estima ingresos por el orden de Bs. 4.304.220, provenientes del aporte del Gobierno del Territorio Insular Francisco de Miranda, recursos que serán destinados, Bs. 54.220 para la ejecución del proyecto "Mejorar la calidad de vida de la población más vulnerable haciendo énfasis en las niñas, niños y adolescentes, personas con discapacidad y adultos mayores, a fin de brindar la mayor suma de felicidad social" y Bs. 4.250.000 para las acciones centralizadas.

SECCIÓN PRIMERA

PRESUPUESTO DE RECURSOS
(En Bolívares)

Denominación	Presupuesto 2016
INGRESOS CORRIENTES	**4.304.220**
INGRESOS CORRIENTES ORDINARIOS	4.304.220
TRANSFERENCIAS CORRIENTES	4.304.220
Transferencias corrientes del sector público	4.304.220
Transferencias corrientes internas recibidas del sector público	4.304.220
Del Poder Estadal	4.304.220
Territorio Insular Francisco de Miranda	4.304.220
TOTAL RECURSOS	**4.304.220**

SECCIÓN SEGUNDA

PRESUPUESTO DE EGRESOS
(En Bolívares)

Denominación	Presupuesto 2016
GASTOS CORRIENTES	**4.289.220**
GASTOS DE CONSUMO	4.289.220
Remuneraciones	3.909.448
Sueldos, salarios y otras retribuciones	1.565.788
Beneficios y complementos de sueldos y salarios	945.560
Aportes patronales	214.252
Prestaciones sociales y otras indemnizaciones	429.372
Asistencia socioeconómica	754.476
Compra de bienes y servicios	317.772
Bienes de consumo	212.912
Servicios no personales	104.860
Impuestos indirectos	62.000
GASTOS DE CAPITAL	**15.000**
INVERSIÓN REAL DIRECTA	15.000
Formación bruta de capital fijo	15.000
Maquinaria, equipos y otros bienes muebles	15.000
TOTAL EGRESOS	**4.304.220**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Denominación	Meta				Recursos					Presupuesto 2016
						Ingresos				Fuentes Financieras	
		Unidad de Medida	Genero			Ingresos Propios	Transferencias y Donaciones				
			Cantidad	Fem.	Masc.		Del Territorio Insular Francisco de Miranda	De los Entes Descentralizados	Otras		
129244	Mejorar la calidad de vida de la población más vulnerable haciendo énfasis en las niñas, los niños, adolescentes, personas con discapacidad y adultos mayores, a fin de brindar la mayor suma de felicidad social.	atención	613				54.220				54.220
TOTAL							54.220				54.220

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Denominación	Recursos					Presupuesto 2016
		Ingresos				Fuentes Financieras	
		Ingresos Propios	Transferencias y Donaciones				
			Del Territorio Insular Francisco de Miranda	De los Entes Descentralizados	Otras		
01	Dirección y coordinación de los gastos de los trabajadores y trabajadoras		3.914.308				3.914.308
02	Gestión administrativa		335.692				335.692
TOTAL			4.250.000				4.250.000

RECURSOS HUMANOS POR TIPO DE CARGO Y GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2016		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1**			**1**	**115.780**		**115.780**
Alto Nivel y de Dirección	1			1	115.780		115.780
Personal Contratado	**2**	**1**		**3**	**431.620**		**431.620**
Profesional y Técnico	2	1		3	431.620		431.620
TOTAL	3	1		4	547.400		547.400

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2016
4.01	Gastos de personal	3.909.448
4.02	Materiales, suministros y mercancías	212.912
4.03	Servicios no personales	166.860
4.04	Activos reales	15.000
	TOTAL	4.304.220

SECCIÓN TERCERA

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2016
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**4.304.220**
INGRESOS CORRIENTES ORDINARIOS	4.304.220
TRANSFERENCIAS CORRIENTES	4.304.220
Transferencias corrientes del sector público	4.304.220
Transferencias corrientes internas recibidas del sector público	4.304.220
Del Poder Estadal	4.304.220
Territorio Insular Francisco de Miranda	4.304.220
1.2 GASTOS CORRIENTES	**4.289.220**
GASTOS DE CONSUMO	4.289.220
Remuneraciones	3.909.448
Sueldos, salarios y otras retribuciones	1.565.788
Beneficios y complementos de sueldos y salarios	945.560
Aportes patronales	214.252
Prestaciones sociales y otras indemnizaciones	429.372
Asistencia socioeconómica	754.476
Compra de bienes y servicios	317.772
Bienes de consumo	212.912
Servicios no personales	104.860
Impuestos indirectos	62.000
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**15.000**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**15.000**
RECURSOS PROPIOS DE CAPITAL	15.000
Ahorro en cuenta corriente	15.000
2.2 GASTOS DE CAPITAL	**15.000**
INVERSIÓN REAL DIRECTA	15.000
Formación bruta de capital fijo	15.000
Maquinaria, equipos y otros bienes muebles	15.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

Artículo 55. Esta Ley entrará en vigencia el primer día del mes de enero de 2016.

Dada firmada y sellada, en el Palacio Federal Legislativo de la Asamblea Nacional, en Caracas al primer día del mes de diciembre de dos mil quince. Años 205° de la Independencia, 156° de la Federación y 16º de la Revolución Bolivariana.

DIOSDADO CABELLO RONDÓN
Presidente

ELVIS EDUARDO AMOROSO
Primer Vicepresidente

TANIA DÍAZ GONZÁLEZ
Segunda Vicepresidente

FIDEL ERNESTO VÁSQUEZ I.
Secretario

ELVIS JUNIOR HIDROBO
Subsecretario

Promulgación de la Ley de Presupuesto para el Ejercicio Económico Financiero 2016, de conformidad con lo previsto en el artículo 213 de la Constitución de la República Bolivariana de Venezuela.

Palacio de Miraflores, en Caracas, al primer día del mes de diciembre de dos mil quince. Años 205° de la Independencia, 156° de la Federación y 16º de la Revolución Bolivariana.

Cúmplase,

(L.S.)

NICOLAS MADURO MOROS

Refrendado
El Vicepresidente Ejecutivo
(L.S.)

JORGE ALBERTO ARREAZA MONSERRAT

Refrendado,
El Ministro del Poder Popular del
Despacho de la Presidencia y Seguimiento
de la Gestión de Gobierno.
(L.S.)

JESÚS RAFAEL SALAZAR VELASQUEZ

Refrendado
El Ministro del Poder Popular
para las Relaciones Interiores, Justicia y Paz
(L.S.)

GUSTAVO ENRIQUE GONZÁLEZ LÓPEZ

Refrendado
La Ministra del Poder Popular
para Relaciones Exteriores y Sexta
Vicepresidenta Sectorial de Soberanía
Política, Seguridad y Paz
(L.S.)

DELCY ELOINA RODRÍGUEZ GÓMEZ

Refrendado
El Ministro del Poder Popular
de Economía y Finanzas
y Segundo Vicepresidente Sectorial
para Economía y Finanzas
(L.S.)

RODOLFO CLEMENTE MARCO TORRES

Refrendado
El Ministro del Poder Popular

para la Defensa
(L.S.)
VLADIMIR PADRINO LÓPEZ

Refrendado
El Encargado del Ministerio del Poder
Popular para Industria y Comercio
(L.S.)
JOSÉ DAVID CABELLO RONDÓN

Refrendado
La Ministra del Poder Popular para el Turismo
(L.S.)
MARLENY JOSEFINA CONTRERAS HERNÁNDEZ

Refrendado
El Ministro del Poder Popular
para la Agricultura y Tierras
(L.S.)
YVÁN EDUARDO GIL PINTO

Refrendado
El Ministro del Poder Popular para
la Educación.
(L.S.)
RODULFO HUMBERTO PÉREZ HERNÁNDEZ

Refrendado
El Ministro del Poder Popular para
La Salud
(L.S.)
HENRY VENTURA MORENO

Refrendado
El Ministro del Poder Popular para
el Proceso Social de Trabajo
(L.S.)
JESÚS RAFAEL MARTÍNEZ BARRIOS

Refrendado
El Ministro del Poder Popular para
Hábitat y Vivienda
(L.S.)

MANUEL SALVADOR FERNÁNDEZ QUEVEDO

Refrendado
El Ministro del Poder Popular
para Ecosocialismo y Aguas
(L.S.)

GUILLERMO RAFAEL BARRETO ESNAL

Refrendado
El Ministro del Poder Popular
de Petróleo y Minería
(L.S.)

EULOGIO ANTONIO DEL PINO DIAZ

Refrendado
El Ministro del Poder Popular
de Planificación y Cuarto Vicepresidente
Sectorial para la Planificación y el Conocimiento
(L.S.)

RICARDO JOSÉ MENÉNDEZ PRIETO

Refrendado
El Ministro del Poder Popular
para Educación Universitaria, Ciencia y Tecnología
(L.S.)

MANUEL ÁNGEL FERNÁNDEZ MELÉNDEZ

Refrendado
La Ministra del Poder Popular para
la Comunicación y la Información
(L.S.)

DESIRE SANTOS AMARAL

Refrendado
El Ministro del Poder Popular para
las Comunas y los Movimientos Sociales y

Séptima Vicepresidenta Sectorial
de Desarrollo del Socialismo Territorial
(L.S.)

ISIS OCHOA CAÑIZALES

Refrendado
El Ministro del Poder Popular para
la Alimentación y Tercer Vicepresidente Sectorial
para la Seguridad, Soberanía Agroalimentaria
y Abastecimiento Económico
(L.S.)

CARLOS ALBERTO OSORIO ZAMBRANO

Refrendado
El Ministro del Poder Popular para
la Cultura
(L.S.)

REINALDO ANTONIO ITURRIZA LÓPEZ

Refrendado
El Ministro del Poder Popular para
la Juventud y Deporte
(L.S.)

PEDRO JOSÉ INFANTE APARICIO

Refrendado
La Ministra del Poder Popular para
los Pueblos Indígenas
(L.S.)

CLARA JOSEFINA VIDAL VENTRESCA

Refrendado
La Ministra del Poder Popular
para la Mujer y la Igualdad de Género
y Quinta Vicepresidenta Sectorial
para el Desarrollo y la Revolución
de las Misiones

(L.S.) GLADYS DEL VALLLE REQUENA

Refrendado
La Ministra del Poder Popular
para el Servicio Penitenciario
(L.S.) MARÍA IRIS VARELA RANGEL

Refrendado
El Ministro del Poder Popular
para Transporte Acuático y Aéreo
(L.S.) GIUSEPPE ANGELO CARMELO YOFFREDA YORIO

Refrendado
El Ministro del Poder Popular
para Transporte Terrestre y Obras Públicas
(L.S.) JOSÉ LUÍS BERNARDO HURTADO

Refrendado
El Ministro del Poder Popular
para la Energía Eléctrica
(L.S.) LUÍS ALFREDO MOTTA DOMÍNGUEZ

Refrendado
El Ministro de Estado para la Nueva
Frontera de Paz GERARDO JOSÉ IZQUIERDO TORRES

GACETA OFICIAL
DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

DEPÓSITO LEGAL ppo 187207DF1

AÑO CXLIII – MES II N°6.204 Extraordinario

Caracas, 1°de diciembre de 2015

Esquina de Urapal, edificio Dimase, La Candelaria
Caracas - Venezuela
http://www.minci.gob.ve

LEY DE PUBLICACIONES OFICIALES
(22 DE JULIO DE 1941)

Artículo 11. La GACETA OFICIAL, creada por Decreto Ejecutivo del 11 de octubre de 1872, continuará editándose en la Imprenta Nacional con la denominación GACETA OFICIAL DE LA REPUBLICA BOLIVARIANA DE VENEZUELA.

Artículo 12. La GACETA OFICIAL DE LA REPUBLICA BOLIVARIANA DE VENEZUELA, se publicará todos los días hábiles, sin perjuicio de que se editen números extraordinarios siempre que fuere necesario; y deberán insertarse en ella sin retardo los actos oficiales que hayan de publicarse.

Parágrafo Único. Las ediciones extraordinarias de la GACETA OFICIAL tendrán una numeración especial.

Artículo 13. En la GACETA OFICIAL DE LA REPUBLICA BOLIVARIANA DE VENEZUELA, se publicarán los actos de los Poderes Públicos que deberán insertarse y aquéllos cuya inclusión sea conveniente por el Ejecutivo Nacional.

Artículo 14. Las Leyes, Decretos y demás actos oficiales tendrán carácter de públicos por el hecho de aparecer en la GACETA OFICIAL DE LA REPUBLICA BOLIVARIANA DE VENEZUELA, cuyos ejemplares tendrán fuerza de documentos públicos.